================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2012

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ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] Dimensional

ANNUAL REPORT

year ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] Dimensional

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               Table of Contents

                                                                        Page
                                                                        ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes..........................   1
   DFA Investment Dimensions Group Inc.
      Performance Charts...............................................   3
      Management's Discussion and Analysis.............................  13
      Disclosure of Fund Expenses......................................  26
      Disclosure of Portfolio Holdings.................................  31
      Schedules of Investments/Summary Schedules of Portfolio Holdings.
          Enhanced U.S. Large Company Portfolio........................  34
          U.S. Large Cap Value Portfolio...............................  38
          U.S. Targeted Value Portfolio................................  39
          U.S. Small Cap Value Portfolio...............................  42
          U.S. Core Equity 1 Portfolio.................................  45
          U.S. Core Equity 2 Portfolio.................................  48
          U.S. Vector Equity Portfolio.................................  51
          U.S. Small Cap Portfolio.....................................  54
          U.S. Micro Cap Portfolio.....................................  57
          DFA Real Estate Securities Portfolio.........................  60
          Large Cap International Portfolio............................  62
          International Core Equity Portfolio..........................  66
          International Small Company Portfolio........................  70
          Japanese Small Company Portfolio.............................  71
          Asia Pacific Small Company Portfolio.........................  71
          United Kingdom Small Company Portfolio.......................  72
          Continental Small Company Portfolio..........................  72
          DFA International Real Estate Securities Portfolio...........  73
          DFA Global Real Estate Securities Portfolio..................  77
          DFA International Small Cap Value Portfolio..................  78
          International Vector Equity Portfolio........................  82
          World ex U.S. Value Portfolio................................  87
          Selectively Hedged Global Equity Portfolio...................  88
          Emerging Markets Portfolio...................................  89
          Emerging Markets Small Cap Portfolio.........................  89
          Emerging Markets Value Portfolio.............................  90
          Emerging Markets Core Equity Portfolio.......................  91
      Statements of Assets and Liabilities.............................  96
      Statements of Operations......................................... 103
      Statements of Changes in Net Assets.............................. 110
      Financial Highlights............................................. 119
      Notes to Financial Statements.................................... 136
      Report of Independent Registered Public Accounting Firm.......... 164

Table of Contents
Continued


                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Performance Chart.................................................... 165
    Management's Discussion and Analysis................................. 166
    Consolidated Disclosure of Fund Expenses............................. 167
    Consolidated Disclosure of Portfolio Holdings........................ 168
    Consolidated Schedule of Investments................................. 169
    Consolidated Statement of Assets and Liabilities..................... 175
    Consolidated Statement of Operations................................. 176
    Consolidated Statements of Changes in Net Assets..................... 177
    Consolidated Financial Highlights.................................... 178
    Consolidated Notes to Financial Statements........................... 179
    Report of Independent Registered Public Accounting Firm.............. 191
 Dimensional Investment Group Inc.
    Performance Charts................................................... 192
    Management's Discussion and Analysis................................. 193
    Disclosure of Fund Expenses.......................................... 197
    Disclosure of Portfolio Holdings..................................... 199
    Schedule of Investments/Summary Schedule of Portfolio Holdings.......
        DFA International Value Portfolio................................ 200
        U.S. Large Company Portfolio..................................... 201
    Statements of Assets and Liabilities................................. 204
    Statements of Operations............................................. 205
    Statements of Changes in Net Assets.................................. 206
    Financial Highlights................................................. 207
    Notes to Financial Statements........................................ 209
    Report of Independent Registered Public Accounting Firm.............. 220
 The DFA Investment Trust Company
    Performance Charts................................................... 221
    Management's Discussion and Analysis................................. 224
    Disclosure of Fund Expenses.......................................... 230
    Disclosure of Portfolio Holdings..................................... 232
    Summary Schedules of Portfolio Holdings..............................
        The U.S. Large Cap Value Series.................................. 234
        The DFA International Value Series............................... 237
        The Japanese Small Company Series................................ 241
        The Asia Pacific Small Company Series............................ 244
        The United Kingdom Small Company Series.......................... 247
        The Continental Small Company Series............................. 250
        The Canadian Small Company Series................................ 254
        The Emerging Markets Series...................................... 257
        The Emerging Markets Small Cap Series............................ 261
    Statements of Assets and Liabilities................................. 265
    Statements of Operations............................................. 267
    Statements of Changes in Net Assets.................................. 269
    Financial Highlights................................................. 272
    Notes to Financial Statements........................................ 277
    Report of Independent Registered Public Accounting Firm.............. 287

Table of Contents
Continued


                                                                           Page
                                                                           ----
Dimensional Emerging Markets Value Fund
   Performance Chart...................................................... 288
   Management's Discussion and Analysis................................... 289
   Disclosure of Fund Expenses............................................ 291
   Disclosure of Portfolio Holdings....................................... 292
   Summary Schedule of Portfolio Holdings................................. 293
   Statement of Assets and Liabilities.................................... 297
   Statement of Operations................................................ 298
   Statements of Changes in Net Assets.................................... 299
   Financial Highlights................................................... 300
   Notes to Financial Statements.......................................... 301
   Report of Independent Registered Public Accounting Firm................ 309
Fund Management                                                            310
Voting Proxies on Fund Portfolio Securities                                320
Notice to Shareholders                                                     321

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
-----------------------------------------------------------------

 Investment Abbreviations
   ADR       American Depositary Receipt
   FNMA      Federal National Mortgage Association
   GDR       Global Depositary Receipt
   P.L.C.    Public Limited Company
   REIT      Real Estate Investment Trust
   SPDR      Standard & Poor's Depository Receipts

 Investment Footnotes
   +         See Note B to Financial Statements.
   ++        Securities have generally been fair valued. See Note B to
             Financial Statements.
   **        Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
             Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
   *         Non-Income Producing Securities.
   #         Total or Partial Securities on Loan.
   ^         Denominated in local currency or the Euro, unless otherwise noted.
   @         Security purchased with cash proceeds from Securities on Loan.
   (r)       The adjustable rate shown is effective as of October 31, 2012.
   (g)       Face Amount denominated in British Pounds.
   (c)       Face Amount denominated in Canadian Dollars.
   (e)       Face Amount denominated in Euro.
   (u)       Face Amount denominated in United States Dollars.
   ^^        Security segregated as collateral for the Open Futures Contracts.
   @@        Security segregated as collateral for Swap Agreements.
   (S)       Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED


   Financial Highlights
   --------------------
     (A)     Computed using average shares outstanding.
     (B)     Annualized
     (C)     Non-Annualized
     (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
     (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

   All Statements, Schedules and Notes to Financial Statements
   -----------------------------------------------------------
     --      Amounts designated as -- are either zero or rounded to zero.
     RIC     Registered Investment Company
     SEC     Securities and Exchange Commission
     (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Enhanced U.S. Large Company Portfolio vs. S&P 500(R) Index
October 31, 2002 - October 31, 2012

                                                                Enhanced U.S. Large Company
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate            Portfolio          S&P 500(R) Index
---------   ---------- ----------- ----------------- ---------- --------------------------- ----------------
2002-10-31  2002-11-30     5.56%          5.89%         10/2002               10000                 10000
2002-11-30  2002-12-31    -5.54%         -5.88%         11/2002         10555.55556           10588.59043
2002-12-31  2003-01-31    -2.59%         -2.62%         12/2002         9971.066175           9966.404855
2003-01-31  2003-02-28    -1.33%         -1.50%         01/2003         9713.193776           9705.285048
2003-02-28  2003-03-31     0.90%          0.97%         02/2003         9584.257576           9559.705772
2003-03-31  2003-04-30     8.33%          8.24%         03/2003         9670.791669           9652.530516
2003-04-30  2003-05-31     5.49%          5.27%         04/2003         10476.69097           10447.60945
2003-05-31  2003-06-30     1.18%          1.28%         05/2003         11052.33334             10998.094
2003-06-30  2003-07-31     1.29%          1.76%         06/2003         11182.90699            11138.8696
2003-07-31  2003-08-31     1.91%          1.95%         07/2003         11327.20256           11335.24787
2003-08-31  2003-09-30    -0.63%         -1.06%         08/2003         11543.64592            11556.2852
2003-09-30  2003-10-31     5.30%          5.66%         09/2003         11470.78819           11433.55746
2003-10-31  2003-11-30     0.84%          0.88%         10/2003         12078.32048            12080.3538
2003-11-30  2003-12-31     5.49%          5.24%         11/2003         12179.57586           12186.66091
2003-12-31  2004-01-31     1.81%          1.84%         12/2003         12848.40942           12825.72941
2004-01-31  2004-02-29     1.55%          1.39%         01/2004         13080.43487           13061.14532
2004-02-29  2004-03-31    -1.41%         -1.51%         02/2004         13283.45714           13242.68797
2004-03-31  2004-04-30    -2.22%         -1.57%         03/2004         13096.05234           13042.85581
2004-04-30  2004-05-31     1.25%          1.37%         04/2004         12805.35195           12838.08298
2004-05-31  2004-06-30     1.77%          1.94%         05/2004         12965.23716           13014.22147
2004-06-30  2004-07-31    -3.20%         -3.31%         06/2004         13194.84555           13267.21794
2004-07-31  2004-08-31     0.68%          0.40%         07/2004         12772.02729           12828.07303
2004-08-31  2004-09-30     1.00%          1.08%         08/2004         12859.50693           12879.77016
2004-09-30  2004-10-31     1.58%          1.53%         09/2004         12987.71866           13019.25807
2004-10-31  2004-11-30     3.66%          4.05%         10/2004         13192.47999           13218.19233
2004-11-30  2004-12-31     3.39%          3.40%         11/2004          13675.1317            13753.0004
2004-12-31  2005-01-31    -2.62%         -2.44%         12/2004         14138.25834             14221.015
2005-01-31  2005-02-28     1.93%          2.10%         01/2005         13768.53401           13874.37776
2005-02-28  2005-03-31    -2.00%         -1.77%         02/2005         14034.73553           14166.29467
2005-03-31  2005-04-30    -1.72%         -1.90%         03/2005         13753.74503           13915.40959
2005-04-30  2005-05-31     3.17%          3.18%         04/2005         13517.12146           13651.43427
2005-05-31  2005-06-30     0.11%          0.14%         05/2005         13946.00168           14085.82291
2005-06-30  2005-07-31     3.29%          3.72%         06/2005         13960.69676           14105.82477
2005-07-31  2005-08-31    -0.72%         -0.91%         07/2005         14420.12521           14630.56146
2005-08-31  2005-09-30     0.62%          0.81%         08/2005          14316.3833           14497.13074
2005-09-30  2005-10-31    -2.07%         -1.67%         09/2005         14405.02963           14614.55749
2005-10-31  2005-11-30     3.81%          3.78%         10/2005         14106.78885           14370.93282
2005-11-30  2005-12-31     0.01%          0.04%         11/2005         14643.62226            14914.4415
2005-12-31  2006-01-31     2.69%          2.65%         12/2005         14644.65404           14919.66156
2006-01-31  2006-02-28     0.00%          0.27%         01/2006         15038.00219           15314.73419
2006-02-28  2006-03-31     1.25%          1.25%         02/2006         15038.00218           15356.23712
2006-03-31  2006-04-30     1.20%          1.34%         03/2006         15226.27444           15547.42228
2006-04-30  2006-05-31    -2.96%         -2.88%         04/2006         15408.44323           15756.22416
2006-05-31  2006-06-30     0.10%          0.14%         05/2006         14953.02126           15302.76003
2006-06-30  2006-07-31     0.61%          0.62%         06/2006         14968.20199           15323.57178
2006-07-31  2006-08-31     2.32%          2.38%         07/2006         15059.28639           15418.11822
2006-08-31  2006-09-30     2.56%          2.58%         08/2006         15408.44323           15784.96351
2006-09-30  2006-10-31     3.17%          3.26%         09/2006         15803.14226           16191.74202
2006-10-31  2006-11-30     1.96%          1.90%         10/2006         16304.10643           16719.43089
2006-11-30  2006-12-31     1.34%          1.40%         11/2006         16622.90181           17037.43447
2006-12-31  2007-01-31     1.42%          1.51%         12/2006         16845.30813           17276.43134
2007-01-31  2007-02-28    -1.96%         -1.96%         01/2007         17084.36169           17537.70592
2007-02-28  2007-03-31     1.14%          1.12%         02/2007          16749.6867           17194.68908
2007-03-31  2007-04-30     4.33%          4.43%         03/2007         16940.92955           17387.01168
2007-04-30  2007-05-31     3.43%          3.49%         04/2007         17674.02716           18157.17406
2007-05-31  2007-06-30    -1.74%         -1.66%         05/2007         18279.62954           18790.77083
2007-06-30  2007-07-31    -3.02%         -3.10%         06/2007         17960.89145           18478.59355
2007-07-31  2007-08-31     1.37%          1.50%         07/2007         17419.03669           17905.66827
2007-08-31  2007-09-30     3.72%          3.74%         08/2007         17658.09026           18174.07549
2007-09-30  2007-10-31     1.60%          1.59%         09/2007         18314.84294           18853.78591
2007-10-31  2007-11-30    -4.21%         -4.18%         10/2007         18608.66395           19153.74965
2007-11-30  2007-12-31    -0.71%         -0.69%         11/2007         17825.14126           18352.93137
2007-12-31  2008-01-31    -6.27%         -6.00%         12/2007         17698.79021           18225.56203
2008-01-31  2008-02-29    -3.24%         -3.25%         01/2008         16589.26039           17132.02831
2008-02-29  2008-03-31    -0.45%         -0.43%         02/2008         16052.39112           16575.40871
2008-03-31  2008-04-30     4.70%          4.87%         03/2008         15980.80855           16503.80294
2008-04-30  2008-05-31     1.39%          1.30%         04/2008         16732.42553           17307.53814
2008-05-31  2008-06-30    -8.49%         -8.43%         05/2008         16965.06888           17532.53614
2008-06-30  2008-07-31    -0.82%         -0.84%         06/2008         15523.93636           16054.54334
2008-07-31  2008-08-31     1.53%          1.45%         07/2008          15397.2842           15919.52463
2008-08-31  2008-09-30    -9.21%         -8.91%         08/2008         15632.49536           16149.72096
2008-09-30  2008-10-31   -17.05%        -16.80%         09/2008         14193.16644           14710.61933
2008-10-31  2008-11-30    -6.80%         -7.18%         10/2008          11773.0496           12239.97081
2008-11-30  2008-12-31     1.17%          1.06%         11/2008         10972.40944            11361.7529
2008-12-31  2009-01-31    -8.38%         -8.43%         12/2008         11101.21756           11482.64196
2009-01-31  2009-02-28   -10.93%        -10.65%         01/2009          10171.0609           10514.81106
2009-02-28  2009-03-31     9.11%          8.76%         02/2009         9058.917062           9395.193977
2009-03-31  2009-04-30     9.86%          9.57%         03/2009         9883.748938           10218.16778
2009-04-30  2009-05-31     5.98%          5.59%         04/2009         10857.91721           11196.14862
2009-05-31  2009-06-30     0.35%          0.20%         05/2009         11507.36273           11822.34921
2009-06-30  2009-07-31     7.91%          7.56%         06/2009         11547.95307           11845.75746
2009-07-31  2009-08-31     3.91%          3.61%         07/2009         12461.23583           12741.73881
2009-08-31  2009-09-30     3.93%          3.73%         08/2009         12948.31996           13201.71558
2009-09-30  2009-10-31    -1.82%         -1.86%         09/2009         13457.21195            13694.4036
2009-10-31  2009-11-30     6.33%          6.00%         10/2009         13212.53537           13440.00171
2009-11-30  2009-12-31     1.72%          1.93%         11/2009         14048.51369           14246.13301
2009-12-31  2010-01-31    -3.44%         -3.60%         12/2009         14290.11101            14521.3683
2010-01-31  2010-02-28     3.26%          3.10%         01/2010         13798.76049           13999.03468
2010-02-28  2010-03-31     5.89%          6.03%         02/2010         14249.16513           14432.68278
2010-03-31  2010-04-30     1.63%          1.58%         03/2010          15088.5556           15303.60859
2010-04-30  2010-05-31    -7.88%         -7.99%         04/2010         15334.23086           15545.20666
2010-05-31  2010-06-30    -5.14%         -5.23%         05/2010          14126.3275           14303.92191
2010-06-30  2010-07-31     7.06%          7.01%         06/2010         13400.23286            13555.1402
2010-07-31  2010-08-31    -4.44%         -4.51%         07/2010         14345.64806           14504.85399
2010-08-31  2010-09-30     8.94%          8.92%         08/2010         13708.52042           13850.04686
2010-09-30  2010-10-31     3.86%          3.80%         09/2010          14934.7217           15086.08045
2010-10-31  2010-11-30    -0.13%          0.01%         10/2010         15511.51095           15660.09072
2010-11-30  2010-12-31     6.69%          6.68%         11/2010         15490.91134           15662.09521
2010-12-31  2011-01-31     2.50%          2.37%         12/2010          16527.6527            16708.8087
2011-01-31  2011-02-28     3.29%          3.43%         01/2011         16940.32817           17104.82417
2011-02-28  2011-03-31     0.00%          0.04%         02/2011         17497.44006           17690.81834
2011-03-31  2011-04-30     3.18%          2.96%         03/2011         17497.44006            17697.8416
2011-04-30  2011-05-31    -0.91%         -1.13%         04/2011         18054.55195           18221.96318
2011-05-31  2011-06-30    -1.73%         -1.67%         05/2011         17889.48176           18015.70878
2011-06-30  2011-07-31    -1.88%         -2.03%         06/2011         17579.97515           17715.40493
2011-07-31  2011-08-31    -5.50%         -5.43%         07/2011         17249.83478           17355.17988
2011-08-31  2011-09-30    -7.09%         -7.03%         08/2011         16300.68119           16412.42916
2011-09-30  2011-10-31    11.04%         10.93%         09/2011         15145.18987           15258.66821
2011-10-31  2011-11-30    -0.61%         -0.22%         10/2011         16816.52553           16926.33384
2011-11-30  2011-12-31     1.12%          1.02%         11/2011         16713.35666           16888.94356
2011-12-31  2012-01-31     4.69%          4.48%         12/2011         16899.76673           17061.70057
2012-01-31  2012-02-29     4.36%          4.32%         01/2012         17692.59529           17826.32068
2012-02-29  2012-03-31     3.39%          3.29%         02/2012         18464.55994           18597.14861
2012-03-31  2012-04-30    -0.55%         -0.63%         03/2012         19090.47723           19209.16218
2012-04-30  2012-05-31    -6.04%         -6.01%         04/2012         18986.15768           19088.60547
2012-05-31  2012-06-30     4.20%          4.12%         05/2012         17838.64266           17941.38029
2012-06-30  2012-07-31     1.69%          1.39%         06/2012         18587.12395           18680.60498
2012-07-31  2012-08-31     2.33%          2.25%         07/2012         18901.09564           18940.05976
2012-08-31  2012-09-30     2.57%          2.58%         08/2012           19340.656           19366.64291
2012-09-30  2012-10-31    -1.80%         -1.85%         09/2012         19837.11143           19867.11129
                                                     10/31/2012         19480.63057           19500.27841

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.84%      0.92%     6.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The S&P data are provided by Standard & Poor's Index Services Group.

U.S. Large Cap Value Portfolio vs. Russell 1000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                U.S. Large Cap Value Russell 1000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate        Portfolio         Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2002-10-31  2002-11-30     7.07%          6.30%         10/2002           10000              10000
2002-11-30  2002-12-31    -4.55%         -4.34%         11/2002     10706.99136              10630
2002-12-31  2003-01-31    -2.32%         -2.42%         12/2002     10219.55713          10168.658
2003-01-31  2003-02-28    -2.93%         -2.67%         01/2003      9982.62767        9922.576476
2003-02-28  2003-03-31    -0.47%          0.17%         02/2003     9690.414676        9657.643684
2003-03-31  2003-04-30     9.20%          8.80%         03/2003     9644.954344        9674.061679
2003-04-30  2003-05-31     6.69%          6.46%         04/2003      10531.8467        10525.37911
2003-05-31  2003-06-30     1.08%          1.25%         05/2003     11236.60937         11205.3186
2003-06-30  2003-07-31     2.52%          1.49%         06/2003     11357.48184        11345.38508
2003-07-31  2003-08-31     3.55%          1.56%         07/2003     11643.40446        11514.43132
2003-08-31  2003-09-30    -2.20%         -0.98%         08/2003      12056.4038        11694.05645
2003-09-30  2003-10-31     6.69%          6.12%         09/2003     11791.54621        11579.45469
2003-10-31  2003-11-30     2.22%          1.36%         10/2003     12580.30504        12288.11732
2003-11-30  2003-12-31     6.83%          6.16%         11/2003     12859.15917        12455.23571
2003-12-31  2004-01-31     1.69%          1.76%         12/2003     13737.50291        13222.47824
2004-01-31  2004-02-29     2.58%          2.14%         01/2004     13969.66351        13455.19385
2004-02-29  2004-03-31    -0.40%         -0.88%         02/2004     14329.91271          13743.135
2004-03-31  2004-04-30    -1.69%         -2.44%         03/2004     14272.21005        13622.19541
2004-04-30  2004-05-31     0.57%          1.02%         04/2004     14031.66718        13289.81384
2004-05-31  2004-06-30     2.99%          2.36%         05/2004     14111.84814        13425.36995
2004-06-30  2004-07-31    -3.27%         -1.41%         06/2004     14533.14249        13742.20868
2004-07-31  2004-08-31     0.00%          1.42%         07/2004     14058.62373        13548.44353
2004-08-31  2004-09-30     3.08%          1.55%         08/2004     14058.62373        13740.83143
2004-09-30  2004-10-31     1.17%          1.66%         09/2004      14492.0427        13953.81432
2004-10-31  2004-11-30     6.55%          5.06%         10/2004      14661.3988        14185.44764
2004-11-30  2004-12-31     3.99%          3.35%         11/2004     15621.08332        14903.23129
2004-12-31  2005-01-31    -2.49%         -1.78%         12/2004     16243.91321        15402.48954
2005-01-31  2005-02-28     3.02%          3.31%         01/2005     15838.82809        15128.32522
2005-02-28  2005-03-31    -0.26%         -1.37%         02/2005     16316.82853        15629.07279
2005-03-31  2005-04-30    -3.44%         -1.79%         03/2005     16274.12272        15414.95449
2005-04-30  2005-05-31     4.28%          2.41%         04/2005     15714.34482         15139.0268
2005-05-31  2005-06-30     2.03%          1.09%         05/2005     16387.70085        15503.59603
2005-06-30  2005-07-31     4.96%          2.89%         06/2005     16720.98419        15673.12716
2005-07-31  2005-08-31    -0.83%         -0.43%         07/2005     17550.52718        16126.58428
2005-08-31  2005-09-30     1.54%          1.40%         08/2005     17404.13724        16056.50454
2005-09-30  2005-10-31    -2.68%         -2.54%         09/2005     17672.85892        16281.94488
2005-10-31  2005-11-30     3.98%          3.27%         10/2005     17199.84285         15868.4229
2005-11-30  2005-12-31     0.13%          0.60%         11/2005      17884.9006        16387.32032
2005-12-31  2006-01-31     4.74%          3.88%         12/2005     17907.42447         16485.2089
2006-01-31  2006-02-28    -0.35%          0.61%         01/2006     18755.45422        17125.34866
2006-02-28  2006-03-31     1.76%          1.35%         02/2006     18689.58784        17229.93488
2006-03-31  2006-04-30     2.82%          2.54%         03/2006     19018.12323        17463.32185
2006-04-30  2006-05-31    -1.86%         -2.53%         04/2006     19554.19348        17907.16926
2006-05-31  2006-06-30     0.87%          0.64%         05/2006     19191.31515          17454.821
2006-06-30  2006-07-31    -1.45%          2.43%         06/2006     19357.84876        17566.36245
2006-07-31  2006-08-31     1.61%          1.67%         07/2006     19076.34026        17993.46576
2006-08-31  2006-09-30     2.76%          1.99%         08/2006     19382.68774        18294.60194
2006-09-30  2006-10-31     3.96%          3.27%         09/2006     19918.56564        18659.10808
2006-10-31  2006-11-30     1.89%          2.28%         10/2006     20707.66645        19269.99021
2006-11-30  2006-12-31     2.01%          2.24%         11/2006     21098.06369        19709.86384
2006-12-31  2007-01-31     2.89%          1.28%         12/2006     21521.94168        20152.33357
2007-01-31  2007-02-28    -1.50%         -1.56%         01/2007      22144.1602        20410.05615
2007-02-28  2007-03-31     0.66%          1.55%         02/2007     21811.74208        20091.86703
2007-03-31  2007-04-30     4.24%          3.70%         03/2007     21954.65413        20402.49503
2007-04-30  2007-05-31     4.10%          3.61%         04/2007     22885.44265        21156.42585
2007-05-31  2007-06-30    -1.62%         -2.34%         05/2007     23824.77052        21919.52162
2007-06-30  2007-07-31    -6.21%         -4.62%         06/2007     23437.69887        21407.34852
2007-07-31  2007-08-31    -1.91%          1.12%         07/2007     21981.94117        20417.39084
2007-08-31  2007-09-30     2.58%          3.43%         08/2007     21562.34043        20646.17729
2007-09-30  2007-10-31     0.54%          0.01%         09/2007     22119.60769        21355.32822
2007-10-31  2007-11-30    -5.60%         -4.89%         10/2007     22239.86963        21357.68501
2007-11-30  2007-12-31    -0.32%         -0.97%         11/2007     20994.29949        20313.84869
2007-12-31  2008-01-31    -3.84%         -4.01%         12/2007     20926.88549        20117.41337
2008-01-31  2008-02-29    -3.09%         -4.19%         01/2008     20124.08686        19311.65235
2008-02-29  2008-03-31    -0.93%         -0.75%         02/2008     19501.69242        18502.53608
2008-03-31  2008-04-30     6.27%          4.87%         03/2008     19319.49295        18363.76706
2008-04-30  2008-05-31     2.38%         -0.16%         04/2008     20531.48361        19258.92111
2008-05-31  2008-06-30   -10.96%         -9.57%         05/2008     21019.89776        19228.35404
2008-06-30  2008-07-31    -1.12%         -0.36%         06/2008     18716.30586        17387.78848
2008-07-31  2008-08-31     1.96%          1.70%         07/2008     18507.43878        17325.02215
2008-08-31  2008-09-30    -9.00%         -7.35%         08/2008     18870.68586        17619.54753
2008-09-30  2008-10-31   -22.53%        -17.31%         09/2008     17173.23447        16325.01114
2008-10-31  2008-11-30    -9.81%         -7.17%         10/2008     13304.23797        13498.95282
2008-11-30  2008-12-31     3.25%          1.39%         11/2008     11999.36415        12530.95655
2008-12-31  2009-01-31   -11.86%        -11.50%         12/2008      12388.7549        12704.88624
2009-01-31  2009-02-28   -14.04%        -13.36%         01/2009     10919.84213        11243.95781
2009-02-28  2009-03-31     9.83%          8.55%         02/2009     9386.260241         9741.64674
2009-03-31  2009-04-30    16.18%         10.72%         03/2009     10309.13738        10574.58917
2009-04-30  2009-05-31     7.67%          6.18%         04/2009     11977.34324         11708.0967
2009-05-31  2009-06-30    -1.21%         -0.74%         05/2009     12895.79366        12432.07598
2009-06-30  2009-07-31     9.43%          8.19%         06/2009      12739.6731        12340.27168
2009-07-31  2009-08-31     6.80%          5.23%         07/2009     13940.46703         13350.3397
2009-08-31  2009-09-30     4.35%          3.86%         08/2009     14887.96849        14048.63557
2009-09-30  2009-10-31    -4.30%         -3.06%         09/2009      15536.2026        14591.41079
2009-10-31  2009-11-30     5.63%          5.64%         10/2009     14868.48445        14144.84834
2009-11-30  2009-12-31     2.70%          1.77%         11/2009     15705.48326        14942.09201
2009-12-31  2010-01-31    -2.34%         -2.81%         12/2009     16128.84193        15206.51837
2010-01-31  2010-02-28     4.32%          3.16%         01/2010     15750.67447        14778.85081
2010-02-28  2010-03-31     7.80%          6.51%         02/2010     16431.37589        15245.34914
2010-03-31  2010-04-30     3.16%          2.59%         03/2010     17712.94768        16237.82243
2010-04-30  2010-05-31    -8.56%         -8.22%         04/2010     18272.10441        16657.98918
2010-05-31  2010-06-30    -7.56%         -5.63%         05/2010     16708.36103        15288.76974
2010-06-30  2010-07-31     7.82%          6.77%         06/2010     15444.85324        14428.09848
2010-07-31  2010-08-31    -6.11%         -4.28%         07/2010      16652.6712        15404.85527
2010-08-31  2010-09-30     9.80%          7.76%         08/2010     15635.06079        14745.68693
2010-09-30  2010-10-31     3.68%          3.00%         09/2010     17167.15394        15889.70571
2010-10-31  2010-11-30    -0.75%         -0.53%         10/2010     17799.42635        16366.49323
2010-11-30  2010-12-31     9.72%          7.89%         11/2010     17665.30796        16279.88285
2010-12-31  2011-01-31     3.23%          2.26%         12/2010     19382.58005        17564.43559
2011-01-31  2011-02-28     5.39%          3.69%         01/2011     20008.75684        17961.76269
2011-02-28  2011-03-31     0.45%          0.40%         02/2011     21087.70762        18624.27943
2011-03-31  2011-04-30     2.51%          2.66%         03/2011     21183.60229        18698.25097
2011-04-30  2011-05-31    -1.42%         -1.06%         04/2011     21714.88279        19196.15319
2011-05-31  2011-06-30    -1.82%         -2.05%         05/2011     21405.77413         18993.3429
2011-06-30  2011-07-31    -4.57%         -3.32%         06/2011     21016.50944         18603.9051
2011-07-31  2011-08-31    -8.46%         -6.24%         07/2011     20056.80721        17986.83479
2011-08-31  2011-09-30   -10.10%         -7.56%         08/2011     18360.36387         16864.3465
2011-09-30  2011-10-31    13.81%         11.45%         09/2011     16505.29642        15589.84878
2011-10-31  2011-11-30    -0.83%         -0.52%         10/2011     18783.90372        17374.76545
2011-11-30  2011-12-31     0.79%          2.02%         11/2011     18628.10151        17284.71058
2011-12-31  2012-01-31     4.96%          3.78%         12/2011     18774.55685        17633.02386
2012-01-31  2012-02-29     5.77%          3.99%         01/2012     19706.41835         18300.0833
2012-02-29  2012-03-31     1.83%          2.96%         02/2012     20844.27028        19029.58134
2012-03-31  2012-04-30    -2.09%         -1.02%         03/2012     21226.09035        19593.70131
2012-04-30  2012-05-31    -7.10%         -5.86%         04/2012     20783.26509        19393.89913
2012-05-31  2012-06-30     5.37%          4.96%         05/2012     19307.18093        18256.62174
2012-06-30  2012-07-31     0.97%          1.03%         06/2012     20343.19332        19163.05372
2012-07-31  2012-08-31     3.95%          2.17%         07/2012      20540.9881        19361.37516
2012-08-31  2012-09-30     3.65%          3.17%         08/2012      21351.9467        19781.74826
2012-09-30  2012-10-31     0.27%         -0.49%         09/2012      22131.2698        20409.66857
                                                     10/31/2012     22190.86927        20309.47599

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         18.14%     -0.04%     8.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Targeted Value Portfolio - Class R1 vs. Russell 2000(R) Value Index January 31, 2008 - October 31, 2012

                                                                U.S. Targeted Value  Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Class R1   Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2008-01-31  2008-02-29    -2.50%         -3.97%         01/2008           10000              10000
2008-02-29  2008-03-31     0.73%          1.51%         02/2008            9750        9602.571031
2008-03-31  2008-04-30     3.37%          3.16%         03/2008     9820.726192        9747.569854
2008-04-30  2008-05-31     4.55%          3.42%         04/2008      10151.7619         10055.9908
2008-05-31  2008-06-30   -10.13%         -9.60%         05/2008     10613.20563        10399.79789
2008-06-30  2008-07-31     2.64%          5.13%         06/2008     9538.430516        9401.934888
2008-07-31  2008-08-31     4.52%          4.75%         07/2008     9789.971405        9883.909387
2008-08-31  2008-09-30    -6.43%         -4.69%         08/2008     10232.68337        10353.39508
2008-09-30  2008-10-31   -21.62%        -19.98%         09/2008      9575.00573        9868.077303
2008-10-31  2008-11-30   -13.06%        -11.58%         10/2008     7504.461241         7896.66496
2008-11-30  2008-12-31     6.45%          6.15%         11/2008     6524.740191        6982.159135
2008-12-31  2009-01-31   -13.64%        -14.28%         12/2008     6945.839625         7411.67591
2009-01-31  2009-02-28   -13.24%        -13.89%         01/2009     5998.679676        6352.926629
2009-02-28  2009-03-31    11.01%          8.88%         02/2009     5204.287461        5470.501141
2009-03-31  2009-04-30    19.47%         15.87%         03/2009     5777.123849        5956.201668
2009-04-30  2009-05-31     3.41%          2.16%         04/2009     6901.873626        6901.297903
2009-05-31  2009-06-30    -0.42%         -0.32%         05/2009      7137.04858        7050.523798
2009-06-30  2009-07-31    11.98%         11.56%         06/2009     7107.366548        7028.295918
2009-07-31  2009-08-31     5.28%          4.73%         07/2009     7958.609583        7841.058619
2009-08-31  2009-09-30     5.55%          5.02%         08/2009      8379.10313        8212.179117
2009-09-30  2009-10-31    -7.21%         -6.64%         09/2009     8844.374408        8624.054843
2009-10-31  2009-11-30     3.38%          3.18%         10/2009     8206.756719        8051.355715
2009-11-30  2009-12-31     7.84%          7.57%         11/2009      8484.42894        8307.570836
2009-12-31  2010-01-31    -2.26%         -2.93%         12/2009     9149.548219        8936.791269
2010-01-31  2010-02-28     5.66%          4.64%         01/2010     8943.012141        8674.853247
2010-02-28  2010-03-31     8.25%          8.32%         02/2010     9449.025533        9077.096128
2010-03-31  2010-04-30     7.27%          7.00%         03/2010     10228.79484        9832.097741
2010-04-30  2010-05-31    -9.04%         -8.45%         04/2010     10972.70719        10520.04073
2010-05-31  2010-06-30    -9.52%         -8.73%         05/2010     9980.824059        9631.116786
2010-06-30  2010-07-31     7.79%          7.14%         06/2010     9031.072995        8790.367634
2010-07-31  2010-08-31    -8.08%         -7.52%         07/2010     9734.524268        9417.841262
2010-08-31  2010-09-30    12.24%         10.74%         08/2010     8948.314022        8709.679853
2010-09-30  2010-10-31     3.72%          3.87%         09/2010     10043.54719        9644.828043
2010-10-31  2010-11-30     4.06%          2.54%         10/2010     10417.06754        10018.50095
2010-11-30  2010-12-31     8.91%          8.31%         11/2010     10839.56946        10273.12347
2010-12-31  2011-01-31     0.66%          0.05%         12/2010     11804.95838        11126.65959
2011-01-31  2011-02-28     5.62%          5.08%         01/2011      11883.0429        11132.73049
2011-02-28  2011-03-31     1.92%          1.39%         02/2011     12550.31054        11698.01033
2011-03-31  2011-04-30     1.61%          1.62%         03/2011     12791.66266        11860.56861
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011     12997.52183        12053.28086
2011-05-31  2011-06-30    -2.21%         -2.46%         05/2011     12678.08519        11837.36467
2011-06-30  2011-07-31    -3.50%         -3.31%         06/2011     12397.48354        11546.29335
2011-07-31  2011-08-31   -10.04%         -8.83%         07/2011     11964.10446         11164.4843
2011-08-31  2011-09-30   -12.44%        -10.92%         08/2011     10763.43127        10178.34832
2011-09-30  2011-10-31    15.71%         14.41%         09/2011     9424.709734        9066.772018
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011     10905.32879        10373.32073
2011-11-30  2011-12-31     0.99%          1.57%         11/2011     10940.92059        10352.59093
2011-12-31  2012-01-31     6.06%          6.65%         12/2011     11048.94425        10514.61803
2012-01-31  2012-02-29     3.63%          1.49%         01/2012     11718.79549        11213.54097
2012-02-29  2012-03-31     1.86%          3.10%         02/2012     12143.75489        11380.36042
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012     12369.25099        11733.31802
2012-04-30  2012-05-31    -7.46%         -6.11%         04/2012     12167.53926        11563.54379
2012-05-31  2012-06-30     4.04%          4.82%         05/2012     11259.83651        10856.92501
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012     11714.92916        11380.37242
2012-07-31  2012-08-31     4.59%          3.08%         07/2012     11657.11335        11264.07637
2012-08-31  2012-09-30     3.16%          3.56%         08/2012     12191.90962        11611.57034
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012     12577.07883        12025.24213
                                                     10/31/2012     12504.71359        11874.43621

                            One Year From 01/31/2008
                            -------- ---------------
                            14.67%        4.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Targeted Value Portfolio - Class R2 vs. Russell 2000(R) Value Index June 30, 2008 - October 31, 2012

                                                                U.S. Targeted Value  Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Class R2   Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2008-06-30  2008-07-31     2.60%          5.13%         06/2008           10000              10000
2008-07-31  2008-08-31     4.48%          4.75%         07/2008           10260        10512.63331
2008-08-31  2008-09-30    -6.36%         -4.69%         08/2008     10719.99999        11011.98339
2008-09-30  2008-10-31   -21.70%        -19.98%         09/2008     10038.27751        10495.79413
2008-10-31  2008-11-30   -13.03%        -11.58%         10/2008     7859.971286        8398.978566
2008-11-30  2008-12-31     6.40%          6.15%         11/2008     6836.066981        7426.300244
2008-12-31  2009-01-31   -13.77%        -14.28%         12/2008     7273.610771        7883.138948
2009-01-31  2009-02-28   -13.23%        -13.89%         01/2009       6272.0983         6757.04172
2009-02-28  2009-03-31    10.95%          8.88%         02/2009     5442.562718        5818.484393
2009-03-31  2009-04-30    19.50%         15.87%         03/2009     6038.299653        6335.080746
2009-04-30  2009-05-31     3.38%          2.16%         04/2009     7215.514375        7340.295359
2009-05-31  2009-06-30    -0.31%         -0.32%         05/2009     7459.076042        7499.013641
2009-06-30  2009-07-31    11.90%         11.56%         06/2009     7435.892168        7475.371827
2009-07-31  2009-08-31     5.38%          4.73%         07/2009     8320.875234        8339.835058
2009-08-31  2009-09-30     5.47%          5.02%         08/2009     8768.452873        8734.562848
2009-09-30  2009-10-31    -7.17%         -6.64%         09/2009     9248.194818        9172.638341
2009-10-31  2009-11-30     3.33%          3.18%         10/2009     8585.424517        8563.509331
2009-11-30  2009-12-31     7.86%          7.57%         11/2009      8870.92557        8836.022516
2009-12-31  2010-01-31    -2.35%         -2.93%         12/2009     9567.974328        9505.268198
2010-01-31  2010-02-28     5.59%          4.64%         01/2010     9342.845518        9226.668075
2010-02-28  2010-03-31     8.32%          8.32%         02/2010     9864.735025        9654.497969
2010-03-31  2010-04-30     7.18%          7.00%         03/2010      10685.4698        10457.52588
2010-04-30  2010-05-31    -9.03%         -8.45%         04/2010     11453.10412        11189.22951
2010-05-31  2010-06-30    -9.46%         -8.73%         05/2010     10419.35657        10243.76035
2010-06-30  2010-07-31     7.71%          7.14%         06/2010     9433.569278         9349.53043
2010-07-31  2010-08-31    -8.06%         -7.52%         07/2010     10160.80426        10016.91819
2010-08-31  2010-09-30    12.23%         10.74%         08/2010     9341.384561        9263.710031
2010-09-30  2010-10-31     3.72%          3.87%         09/2010     10483.98851         10258.3438
2010-10-31  2010-11-30     3.97%          2.54%         10/2010     10874.18592        10655.78635
2010-11-30  2010-12-31     8.86%          8.31%         11/2010     11306.02525        10926.60564
2010-12-31  2011-01-31     0.72%          0.05%         12/2010     12307.63829        11834.43591
2011-01-31  2011-02-28     5.55%          5.08%         01/2011     12396.44867        11840.89298
2011-02-28  2011-03-31     1.92%          1.39%         02/2011     13084.72911        12442.13076
2011-03-31  2011-04-30     1.55%          1.62%         03/2011     13336.35851        12615.02952
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011     13543.58273        12820.00035
2011-05-31  2011-06-30    -2.16%         -2.46%         05/2011     13210.54381        12590.34956
2011-06-30  2011-07-31    -3.56%         -3.31%         06/2011     12925.76923        12280.76294
2011-07-31  2011-08-31   -10.05%         -8.83%         07/2011      12466.2522        11874.66668
2011-08-31  2011-09-30   -12.43%        -10.92%         08/2011     11213.69773        10825.80176
2011-09-30  2011-10-31    15.72%         14.41%         09/2011     9819.780248        9643.517134
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011     11363.63081        11033.17652
2011-11-30  2011-12-31     0.96%          1.57%         11/2011     11400.74261        11011.12808
2011-12-31  2012-01-31     6.07%          6.65%         12/2011     11510.29933        11183.46186
2012-01-31  2012-02-29     3.57%          1.49%         01/2012     12208.57581        11926.84389
2012-02-29  2012-03-31     1.84%          3.10%         02/2012     12644.06006        12104.27487
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012     12876.81889         12479.6844
2012-04-30  2012-05-31    -7.47%         -6.11%         04/2012     12666.58511        12299.11069
2012-05-31  2012-06-30     4.00%          4.82%         05/2012     11720.53311        11547.54329
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012     12189.39596        12104.28764
2012-07-31  2012-08-31     4.59%          3.08%         07/2012     12129.16423        11980.59389
2012-08-31  2012-09-30     3.12%          3.56%         08/2012     12686.30771        12350.19225
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012     13082.30363        12790.17806
                                                     10/31/2012     13006.94474        12629.77924

                           One Year  From 06/30/2008
                           --------  ---------------
                            14.46%        6.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Targeted Value Portfolio - Institutional Class vs. Russell 2000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                      U.S. Targeted Value       Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Institutional Class   Value Index
---------   ---------- ----------- ----------------- ---------- ------------------------------- ---------------
2002-10-31  2002-11-30    11.00%          7.98%         10/2002                 10000                   10000
2002-11-30  2002-12-31    -5.37%         -4.27%         11/2002           11100.17889                   10798
2002-12-31  2003-01-31    -4.64%         -2.82%         12/2002           10504.42099              10336.9254
2003-01-31  2003-02-28    -4.26%         -3.36%         01/2003           10017.25944              10045.4241
2003-02-28  2003-03-31    -0.32%          1.07%         02/2003           9590.993082             9707.897854
2003-03-31  2003-04-30    11.89%          9.50%         03/2003           9560.545485             9811.772361
2003-04-30  2003-05-31    11.39%         10.21%         04/2003           10697.25578             10743.89074
2003-05-31  2003-06-30     1.62%          1.69%         05/2003           11915.15966             11840.84198
2003-06-30  2003-07-31     5.78%          4.99%         06/2003           12107.99444             12040.95221
2003-07-31  2003-08-31     6.50%          3.80%         07/2003           12808.28918             12641.79572
2003-08-31  2003-09-30    -1.34%         -1.15%         08/2003            13640.5235             13122.18396
2003-09-30  2003-10-31     9.65%          8.15%         09/2003           13457.83792             12971.27885
2003-10-31  2003-11-30     4.13%          3.84%         10/2003            14756.9354             14028.43807
2003-11-30  2003-12-31     5.32%          3.62%         11/2003           15365.88734             14567.13009
2003-12-31  2004-01-31     4.59%          3.46%         12/2003           16183.87646              15094.4602
2004-01-31  2004-02-29     1.55%          1.94%         01/2004           16926.78039             15616.72853
2004-02-29  2004-03-31     0.86%          1.38%         02/2004           17189.65409             15919.69306
2004-03-31  2004-04-30    -3.36%         -5.17%         03/2004           17338.23488             16139.38482
2004-04-30  2004-05-31     1.50%          1.21%         04/2004           16755.34102             15304.97863
2004-05-31  2004-06-30     5.68%          5.08%         05/2004           17006.78543             15490.16887
2004-06-30  2004-07-31    -4.84%         -4.60%         06/2004           17973.14744             16277.06945
2004-07-31  2004-08-31    -0.67%          0.98%         07/2004           17103.66354             15528.32425
2004-08-31  2004-09-30     4.54%          3.96%         08/2004           16989.25777             15680.50183
2004-09-30  2004-10-31     0.90%          1.55%         09/2004           17760.82034              16301.4497
2004-10-31  2004-11-30     9.20%          8.87%         10/2004           17921.13722             16554.12217
2004-11-30  2004-12-31     3.11%          2.39%         11/2004           19570.11087             18022.47281
2004-12-31  2005-01-31    -3.18%         -3.87%         12/2004           20178.14283             18453.20991
2005-01-31  2005-02-28     2.77%          1.99%         01/2005            19535.7675             17739.07069
2005-02-28  2005-03-31    -0.94%         -2.06%         02/2005           20077.37808             18092.07819
2005-03-31  2005-04-30    -6.78%         -5.16%         03/2005           19888.44416             17719.38138
2005-04-30  2005-05-31     6.66%          6.10%         04/2005           18540.71552              16805.0613
2005-05-31  2005-06-30     3.93%          4.42%         05/2005           19775.08381             17830.02508
2005-06-30  2005-07-31     6.13%          5.69%         06/2005           20551.84516             18618.48383
2005-07-31  2005-08-31    -1.56%         -2.30%         07/2005            21811.9215             19677.88612
2005-08-31  2005-09-30     0.35%         -0.17%         08/2005           21471.70089             19226.10977
2005-09-30  2005-10-31    -2.65%         -2.51%         09/2005           21546.90685             19194.32037
2005-10-31  2005-11-30     4.65%          4.06%         10/2005           20976.88287             18712.22181
2005-11-30  2005-12-31     0.42%         -0.77%         11/2005           21952.25726             19471.29574
2005-12-31  2006-01-31     8.03%          8.27%         12/2005           22044.73668             19321.80403
2006-01-31  2006-02-28    -1.05%         -0.01%         01/2006           23814.44689             20919.58842
2006-02-28  2006-03-31     4.14%          4.84%         02/2006           23563.62183             20918.16198
2006-03-31  2006-04-30     1.31%          0.27%         03/2006           24539.76853             21931.34736
2006-04-30  2006-05-31    -3.48%         -4.14%         04/2006           24860.45869             21989.99474
2006-05-31  2006-06-30     0.56%          1.23%         05/2006           23995.98957             21079.39132
2006-06-30  2006-07-31    -3.07%         -1.39%         06/2006           24131.55435              21338.3527
2006-07-31  2006-08-31     2.27%          2.99%         07/2006           23390.12109             21042.42594
2006-08-31  2006-09-30     1.02%          0.98%         08/2006           23921.71475             21671.36709
2006-09-30  2006-10-31     4.94%          5.09%         09/2006           24165.17839             21882.92966
2006-10-31  2006-11-30     3.43%          2.85%         10/2006           25358.00079             22996.68723
2006-11-30  2006-12-31     0.61%          0.87%         11/2006           26228.05948             23652.41933
2006-12-31  2007-01-31     2.09%          1.50%         12/2006           26387.62981             23858.48812
2007-01-31  2007-02-28    -0.51%         -1.23%         01/2007           26938.32816             24215.87612
2007-02-28  2007-03-31     0.77%          1.21%         02/2007           26800.65357             23918.47933
2007-03-31  2007-04-30     2.04%          1.04%         03/2007           27006.00626             24207.13595
2007-04-30  2007-05-31     4.33%          3.67%         04/2007           27557.14924             24458.33044
2007-05-31  2007-06-30    -1.32%         -2.33%         05/2007           28751.29237             25355.10988
2007-06-30  2007-07-31    -7.25%         -8.51%         06/2007           28371.44268             24764.12514
2007-07-31  2007-08-31    -0.29%          2.00%         07/2007           26315.31866              22656.3737
2007-08-31  2007-09-30     0.30%          0.45%         08/2007           26238.59761             23110.31558
2007-09-30  2007-10-31     0.23%          1.09%         09/2007           26317.66852             23214.66438
2007-10-31  2007-11-30    -7.13%         -7.49%         10/2007           26379.33851             23467.49264
2007-11-30  2007-12-31    -1.11%         -0.85%         11/2007           24498.40379             21709.31839
2007-12-31  2008-01-31    -4.78%         -4.10%         12/2007           24226.11234             21525.78068
2008-01-31  2008-02-29    -2.54%         -3.97%         01/2008           23067.95504             20642.44184
2008-02-29  2008-03-31     0.85%          1.51%         02/2008            22480.9438              19822.0514
2008-03-31  2008-04-30     3.30%          3.16%         03/2008           22672.51011             20121.36438
2008-04-30  2008-05-31     4.62%          3.42%         04/2008           23419.78078             20758.02052
2008-05-31  2008-06-30   -10.11%         -9.60%         05/2008           24500.93834             21467.72232
2008-06-30  2008-07-31     2.60%          5.13%         06/2008           22022.80939             19407.88941
2008-07-31  2008-08-31     4.51%          4.75%         07/2008           22596.48605             20402.80247
2008-08-31  2008-09-30    -6.33%         -4.69%         08/2008           23616.35566             21371.93559
2008-09-30  2008-10-31   -21.68%        -19.98%         09/2008              22121.79             20370.12118
2008-10-31  2008-11-30   -13.01%        -11.58%         10/2008            17326.6043             16300.64472
2008-11-30  2008-12-31     6.43%          6.15%         11/2008           15072.86703             14412.88139
2008-12-31  2009-01-31   -13.74%        -14.28%         12/2008           16042.12815             15299.50889
2009-01-31  2009-02-28   -13.14%        -13.89%         01/2009           13837.74344             13113.99185
2009-02-28  2009-03-31    10.91%          8.88%         02/2009           12019.52831             11292.45016
2009-03-31  2009-04-30    19.49%         15.87%         03/2009           13330.59891             12295.05465
2009-04-30  2009-05-31     3.44%          2.16%         04/2009           15928.93599             14245.96406
2009-05-31  2009-06-30    -0.34%         -0.32%         05/2009           16477.65313             14554.00274
2009-06-30  2009-07-31    11.92%         11.56%         06/2009           16420.84902             14508.11897
2009-07-31  2009-08-31     5.37%          4.73%         07/2009           18378.40836             16185.85965
2009-08-31  2009-09-30     5.56%          5.02%         08/2009           19365.27712             16951.94298
2009-09-30  2009-10-31    -7.22%         -6.64%         09/2009           20442.31444             17802.15505
2009-10-31  2009-11-30     3.33%          3.18%         10/2009           18967.09587             16619.96421
2009-11-30  2009-12-31     7.94%          7.57%         11/2009            19599.3324             17148.85478
2009-12-31  2010-01-31    -2.31%         -2.93%         12/2009           21155.49955              18447.7194
2010-01-31  2010-02-28     5.59%          4.64%         01/2010           20667.67097             17907.01536
2010-02-28  2010-03-31     8.32%          8.32%         02/2010           21822.19862             18737.34289
2010-03-31  2010-04-30     7.23%          7.00%         03/2010           23638.76256             20295.85058
2010-04-30  2010-05-31    -8.99%         -8.45%         04/2010           25347.00073             21715.93289
2010-05-31  2010-06-30    -9.50%         -8.73%         05/2010           23069.34984             19880.97681
2010-06-30  2010-07-31     7.80%          7.14%         06/2010           20877.50389             18145.46526
2010-07-31  2010-08-31    -8.10%         -7.52%         07/2010           22506.01433             19440.72405
2010-08-31  2010-09-30    12.30%         10.74%         08/2010           20682.08263             17978.90598
2010-09-30  2010-10-31     3.72%          3.87%         09/2010           23225.70145             19909.28019
2010-10-31  2010-11-30     4.00%          2.54%         10/2010           24090.74866             20680.63231
2010-11-30  2010-12-31     8.94%          8.31%         11/2010           25053.72574             21206.23538
2010-12-31  2011-01-31     0.66%          0.05%         12/2010           27293.41149             22968.14234
2011-01-31  2011-02-28     5.68%          5.08%         01/2011           27473.94518             22980.67416
2011-02-28  2011-03-31     1.92%          1.39%         02/2011           29033.09977             24147.54979
2011-03-31  2011-04-30     1.55%          1.62%         03/2011             29591.113             24483.10978
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011            30050.6533             24880.91491
2011-05-31  2011-06-30    -2.15%         -2.46%         05/2011           29312.10639             24435.21118
2011-06-30  2011-07-31    -3.50%         -3.31%         06/2011           28682.31347              23834.3689
2011-07-31  2011-08-31   -10.04%         -8.83%         07/2011           27679.66526             23046.22178
2011-08-31  2011-09-30   -12.41%        -10.92%         08/2011           24901.83662             21010.59633
2011-09-30  2011-10-31    15.71%         14.41%         09/2011           21810.65748             18716.03141
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011           25237.10519             21413.06698
2011-11-30  2011-12-31     1.01%          1.57%         11/2011           25319.47172             21370.27561
2011-12-31  2012-01-31     6.06%          6.65%         12/2011           25576.30361             21704.73911
2012-01-31  2012-02-29     3.63%          1.49%         01/2012           27126.88785             23147.48672
2012-02-29  2012-03-31     1.88%          3.10%         02/2012           28110.59184             23491.84281
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012           28639.40983             24220.43348
2012-04-30  2012-05-31    -7.46%         -6.11%         04/2012           28172.37228             23869.97801
2012-05-31  2012-06-30     4.07%          4.82%         05/2012            26070.7033             22411.34432
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012           27131.31369             23491.86759
2012-07-31  2012-08-31     4.59%          3.08%         07/2012           26997.41454             23251.80414
2012-08-31  2012-09-30     3.18%          3.56%         08/2012           28235.98161             23969.11654
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012           29134.70172             24823.03614
                                                     10/31/2012           28967.06823             24511.73588

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         14.78%      1.89%     11.22%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Small Cap Value Portfolio vs. Russell 2000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                U.S. Small Cap Value Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate        Portfolio         Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2002-10-31  2002-11-30     8.52%          7.98%         10/2002           10000              10000
2002-11-30  2002-12-31    -3.58%         -4.27%         11/2002     10852.23789              10798
2002-12-31  2003-01-31    -3.45%         -2.82%         12/2002     10463.93353         10336.9254
2003-01-31  2003-02-28    -4.11%         -3.36%         01/2003     10103.10824         10045.4241
2003-02-28  2003-03-31    -0.21%          1.07%         02/2003     9687.818748        9707.897854
2003-03-31  2003-04-30    10.56%          9.50%         03/2003     9667.394677        9811.772361
2003-04-30  2003-05-31    11.72%         10.21%         04/2003     10688.59834        10743.89074
2003-05-31  2003-06-30     3.65%          1.69%         05/2003     11941.27483        11840.84198
2003-06-30  2003-07-31     7.04%          4.99%         06/2003     12376.98839        12040.95221
2003-07-31  2003-08-31     5.14%          3.80%         07/2003     13248.41552        12641.79572
2003-08-31  2003-09-30    -0.78%         -1.15%         08/2003     13929.21796        13122.18396
2003-09-30  2003-10-31    10.00%          8.15%         09/2003     13820.28957        12971.27885
2003-10-31  2003-11-30     4.16%          3.84%         10/2003     15202.31852        14028.43807
2003-11-30  2003-12-31     5.33%          3.62%         11/2003     15835.46479        14567.13009
2003-12-31  2004-01-31     4.89%          3.46%         12/2003     16679.86888         15094.4602
2004-01-31  2004-02-29     1.41%          1.94%         01/2004     17495.29678        15616.72853
2004-02-29  2004-03-31     0.94%          1.38%         02/2004     17742.83739        15919.69306
2004-03-31  2004-04-30    -3.17%         -5.17%         03/2004     17910.29134        16139.38482
2004-04-30  2004-05-31     0.38%          1.21%         04/2004     17342.40406        15304.97863
2004-05-31  2004-06-30     6.69%          5.08%         05/2004     17407.92951        15490.16887
2004-06-30  2004-07-31    -5.33%         -4.60%         06/2004     18573.13606        16277.06945
2004-07-31  2004-08-31    -1.49%          0.98%         07/2004     17582.56881        15528.32425
2004-08-31  2004-09-30     4.93%          3.96%         08/2004     17320.35983        15680.50183
2004-09-30  2004-10-31     0.96%          1.55%         09/2004     18174.04026         16301.4497
2004-10-31  2004-11-30    10.00%          8.87%         10/2004     18348.86069        16554.12217
2004-11-30  2004-12-31     3.62%          2.39%         11/2004     20184.47517        18022.47281
2004-12-31  2005-01-31    -3.57%         -3.87%         12/2004     20914.95501        18453.20991
2005-01-31  2005-02-28     2.70%          1.99%         01/2005     20167.99233        17739.07069
2005-02-28  2005-03-31    -1.95%         -2.06%         02/2005     20712.65262        18092.07819
2005-03-31  2005-04-30    -7.28%         -5.16%         03/2005      20308.5008        17719.38138
2005-04-30  2005-05-31     6.65%          6.10%         04/2005     18830.10419         16805.0613
2005-05-31  2005-06-30     4.17%          4.42%         05/2005     20082.85079        17830.02508
2005-06-30  2005-07-31     7.11%          5.69%         06/2005     20920.89506        18618.48383
2005-07-31  2005-08-31    -1.67%         -2.30%         07/2005     22409.12261        19677.88612
2005-08-31  2005-09-30     0.80%         -0.17%         08/2005     22035.11778        19226.10977
2005-09-30  2005-10-31    -2.92%         -2.51%         09/2005     22210.51079        19194.32037
2005-10-31  2005-11-30     4.21%          4.06%         10/2005     21561.62927        18712.22181
2005-11-30  2005-12-31     0.34%         -0.77%         11/2005     22468.49983        19471.29574
2005-12-31  2006-01-31     8.82%          8.27%         12/2005     22543.91832        19321.80403
2006-01-31  2006-02-28    -0.35%         -0.01%         01/2006     24533.08758        20919.58842
2006-02-28  2006-03-31     6.09%          4.84%         02/2006     24448.08035        20918.16198
2006-03-31  2006-04-30     0.98%          0.27%         03/2006     25938.03182        21931.34736
2006-04-30  2006-05-31    -4.39%         -4.14%         04/2006     26193.41119        21989.99474
2006-05-31  2006-06-30     0.05%          1.23%         05/2006       25044.204        21079.39132
2006-06-30  2006-07-31    -3.75%         -1.39%         06/2006     25056.35087         21338.3527
2006-07-31  2006-08-31     1.95%          2.99%         07/2006     24117.91076        21042.42594
2006-08-31  2006-09-30     1.19%          0.98%         08/2006     24587.13081        21671.36709
2006-09-30  2006-10-31     5.43%          5.09%         09/2006     24880.34911        21882.92966
2006-10-31  2006-11-30     3.03%          2.85%         10/2006        26232.17        22996.68723
2006-11-30  2006-12-31     1.38%          0.87%         11/2006     27027.86204        23652.41933
2006-12-31  2007-01-31     2.20%          1.50%         12/2006     27402.11065        23858.48812
2007-01-31  2007-02-28    -0.23%         -1.23%         01/2007      28005.0684        24215.87612
2007-02-28  2007-03-31     1.09%          1.21%         02/2007     27940.13449        23918.47933
2007-03-31  2007-04-30     1.81%          1.04%         03/2007      28243.8074        24207.13595
2007-04-30  2007-05-31     3.65%          3.67%         04/2007     28754.29357        24458.33044
2007-05-31  2007-06-30    -1.55%         -2.33%         05/2007     29803.11061        25355.10988
2007-06-30  2007-07-31    -7.64%         -8.51%         06/2007      29342.2779        24764.12514
2007-07-31  2007-08-31    -0.76%          2.00%         07/2007     27099.49675         22656.3737
2007-08-31  2007-09-30    -0.28%          0.45%         08/2007     26894.76155        23110.31558
2007-09-30  2007-10-31     1.11%          1.09%         09/2007      26820.6426        23214.66438
2007-10-31  2007-11-30    -8.72%         -7.49%         10/2007      27119.6881        23467.49264
2007-11-30  2007-12-31    -1.20%         -0.85%         11/2007     24755.35967        21709.31839
2007-12-31  2008-01-31    -3.94%         -4.10%         12/2007     24457.58481        21525.78068
2008-01-31  2008-02-29    -2.84%         -3.97%         01/2008     23493.23373        20642.44184
2008-02-29  2008-03-31     0.84%          1.51%         02/2008     22826.39522         19822.0514
2008-03-31  2008-04-30     1.66%          3.16%         03/2008     23019.26592        20121.36438
2008-04-30  2008-05-31     4.14%          3.42%         04/2008     23400.34549        20758.02052
2008-05-31  2008-06-30   -10.10%         -9.60%         05/2008     24368.49359        21467.72232
2008-06-30  2008-07-31     2.07%          5.13%         06/2008     21906.35792        19407.88941
2008-07-31  2008-08-31     4.15%          4.75%         07/2008     22360.16195        20402.80247
2008-08-31  2008-09-30    -6.89%         -4.69%         08/2008     23288.39745        21371.93559
2008-09-30  2008-10-31   -22.14%        -19.98%         09/2008      21683.2596        20370.12118
2008-10-31  2008-11-30   -12.99%        -11.58%         10/2008      16883.1487        16300.64472
2008-11-30  2008-12-31     5.25%          6.15%         11/2008     14689.99458        14412.88139
2008-12-31  2009-01-31   -14.28%        -14.28%         12/2008     15460.74325        15299.50889
2009-01-31  2009-02-28   -12.71%        -13.89%         01/2009     13253.56001        13113.99185
2009-02-28  2009-03-31    10.40%          8.88%         02/2009     11569.40598        11292.45016
2009-03-31  2009-04-30    19.66%         15.87%         03/2009     12772.37314        12295.05465
2009-04-30  2009-05-31     3.22%          2.16%         04/2009     15282.91332        14245.96406
2009-05-31  2009-06-30     0.35%         -0.32%         05/2009     15774.56077        14554.00274
2009-06-30  2009-07-31    13.44%         11.56%         06/2009     15830.36155        14508.11897
2009-07-31  2009-08-31     5.14%          4.73%         07/2009     17958.54923        16185.85965
2009-08-31  2009-09-30     6.33%          5.02%         08/2009     18881.11335        16951.94298
2009-09-30  2009-10-31    -7.53%         -6.64%         09/2009     20077.00247        17802.15505
2009-10-31  2009-11-30     3.11%          3.18%         10/2009     18565.71739        16619.96421
2009-11-30  2009-12-31     7.92%          7.57%         11/2009     19142.94433        17148.85478
2009-12-31  2010-01-31    -3.16%         -2.93%         12/2009     20658.88977         18447.7194
2010-01-31  2010-02-28     6.15%          4.64%         01/2010     20006.39299        17907.01536
2010-02-28  2010-03-31     8.86%          8.32%         02/2010     21237.71755        18737.34289
2010-03-31  2010-04-30     8.11%          7.00%         03/2010      23119.5823        20295.85058
2010-04-30  2010-05-31    -9.90%         -8.45%         04/2010     24993.57395        21715.93289
2010-05-31  2010-06-30   -10.14%         -8.73%         05/2010     22519.48386        19880.97681
2010-06-30  2010-07-31     8.69%          7.14%         06/2010     20234.89853        18145.46526
2010-07-31  2010-08-31    -8.38%         -7.52%         07/2010      21993.0817        19440.72405
2010-08-31  2010-09-30    12.93%         10.74%         08/2010     20150.67419        17978.90598
2010-09-30  2010-10-31     4.17%          3.87%         09/2010     22757.07747        19909.28019
2010-10-31  2010-11-30     4.49%          2.54%         10/2010     23705.72822        20680.63231
2010-11-30  2010-12-31     9.18%          8.31%         11/2010     24770.32517        21206.23538
2010-12-31  2011-01-31     0.31%          0.05%         12/2010     27043.03564        22968.14234
2011-01-31  2011-02-28     6.28%          5.08%         01/2011     27127.64428        22980.67416
2011-02-28  2011-03-31     2.05%          1.39%         02/2011     28830.39311        24147.54979
2011-03-31  2011-04-30     1.26%          1.62%         03/2011     29422.65357        24483.10978
2011-04-30  2011-05-31    -3.12%         -1.79%         04/2011     29792.81635        24880.91491
2011-05-31  2011-06-30    -1.81%         -2.46%         05/2011     28862.12135        24435.21118
2011-06-30  2011-07-31    -2.88%         -3.31%         06/2011     28340.10852         23834.3689
2011-07-31  2011-08-31   -10.58%         -8.83%         07/2011     27524.94664        23046.22178
2011-08-31  2011-09-30   -12.58%        -10.92%         08/2011     24613.65421        21010.59633
2011-09-30  2011-10-31    15.82%         14.41%         09/2011     21518.01959        18716.03141
2011-10-31  2011-11-30    -0.68%         -0.20%         10/2011     24922.29967        21413.06698
2011-11-30  2011-12-31     1.01%          1.57%         11/2011     24752.61593        21370.27561
2011-12-31  2012-01-31     7.43%          6.65%         12/2011     25002.48837        21704.73911
2012-01-31  2012-02-29     3.18%          1.49%         01/2012     26859.32257        23147.48672
2012-02-29  2012-03-31     2.30%          3.10%         02/2012     27712.17084        23491.84281
2012-03-31  2012-04-30    -1.60%         -1.45%         03/2012     28349.10816        24220.43348
2012-04-30  2012-05-31    -7.12%         -6.11%         04/2012     27895.69516        23869.97801
2012-05-31  2012-06-30     4.38%          4.82%         05/2012     25909.31439        22411.34432
2012-06-30  2012-07-31    -0.24%         -1.02%         06/2012     27044.58351        23491.86759
2012-07-31  2012-08-31     4.21%          3.08%         07/2012     26979.62455        23251.80414
2012-08-31  2012-09-30     3.31%          3.56%         08/2012     28116.40648        23969.11654
2012-09-30  2012-10-31    -0.82%         -1.25%         09/2012     29048.45198        24823.03614
                                                     10/31/2012     28809.90552        24511.73588

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.60%      1.22%     11.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Core Equity 1 Portfolio vs. Russell 3000(R) Index
September 15, 2005 - October 31, 2012

                                                                U.S. Core Equity 1
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Portfolio      Russell 3000(R) Index
---------   ---------- ----------- ----------------- ---------- ------------------ ---------------------
2005-09-15  2005-09-30     0.40%          0.26%         09/2005          10000                10000
2005-09-30  2005-10-31    -2.19%         -1.87%         09/2005          10040          10026.07049
2005-10-31  2005-11-30     4.07%          3.89%         10/2005           9820          9838.286379
2005-11-30  2005-12-31     0.04%          0.08%         11/2005          10220          10220.99572
2005-12-31  2006-01-31     4.03%          3.34%         12/2005    10223.78844           10229.4184
2006-01-31  2006-02-28     0.19%          0.18%         01/2006     10635.9569          10571.16355
2006-02-28  2006-03-31     2.22%          1.73%         02/2006    10656.06268          10589.95797
2006-03-31  2006-04-30     1.20%          1.08%         03/2006     10892.7356          10773.02951
2006-04-30  2006-05-31    -3.47%         -3.20%         04/2006     11023.6095          10889.90295
2006-05-31  2006-06-30     0.02%          0.18%         05/2006    10641.05502          10541.26651
2006-06-30  2006-07-31    -1.04%         -0.09%         06/2006    10643.53355           10559.8869
2006-07-31  2006-08-31     2.40%          2.45%         07/2006    10532.45303          10550.00243
2006-08-31  2006-09-30     2.08%          2.24%         08/2006    10784.90876          10808.11243
2006-09-30  2006-10-31     3.68%          3.60%         09/2006    11008.93769          11050.03834
2006-10-31  2006-11-30     2.38%          2.18%         10/2006    11414.05039          11447.81119
2006-11-30  2006-12-31     1.22%          1.20%         11/2006    11686.05336           11696.8799
2006-12-31  2007-01-31     1.90%          1.90%         12/2006    11828.31835          11836.97558
2007-01-31  2007-02-28    -1.10%         -1.64%         01/2007    12052.84208          12062.28188
2007-02-28  2007-03-31     1.00%          1.04%         02/2007    11920.16897          11864.40958
2007-03-31  2007-04-30     3.74%          3.99%         03/2007    12038.98958          11987.89834
2007-04-30  2007-05-31     3.85%          3.64%         04/2007    12489.04527          12466.77687
2007-05-31  2007-06-30    -1.62%         -1.87%         05/2007    12969.78657          12921.09509
2007-06-30  2007-07-31    -4.18%         -3.41%         06/2007    12760.02759          12679.15964
2007-07-31  2007-08-31     1.01%          1.44%         07/2007    12226.22113          12246.76321
2007-08-31  2007-09-30     2.87%          3.65%         08/2007    12349.40724          12422.55798
2007-09-30  2007-10-31     1.54%          1.83%         09/2007    12703.61439          12875.44803
2007-10-31  2007-11-30    -5.17%         -4.50%         10/2007    12899.37163          13111.63682
2007-11-30  2007-12-31    -0.61%         -0.61%         11/2007    12232.76581          12521.36708
2007-12-31  2008-01-31    -5.71%         -6.06%         12/2007    12158.55538          12445.59651
2008-01-31  2008-02-29    -2.98%         -3.11%         01/2008    11464.66848          11691.24967
2008-02-29  2008-03-31    -0.71%         -0.59%         02/2008     11122.9033          11328.12341
2008-03-31  2008-04-30     4.99%          5.00%         03/2008    11043.48573          11261.28749
2008-04-30  2008-05-31     2.60%          2.05%         04/2008    11594.10167          11824.45152
2008-05-31  2008-06-30    -8.56%         -8.25%         05/2008    11895.38209          12066.69465
2008-06-30  2008-07-31     0.00%         -0.80%         06/2008     10876.7061          11070.94073
2008-07-31  2008-08-31     2.21%          1.55%         07/2008     10876.7061          10982.64391
2008-08-31  2008-09-30    -9.27%         -9.40%         08/2008    11116.55677          11152.87489
2008-09-30  2008-10-31   -18.56%        -17.74%         09/2008    10086.10573          10104.23524
2008-10-31  2008-11-30    -8.45%         -7.89%         10/2008    8213.686378          8312.150636
2008-11-30  2008-12-31     2.63%          1.91%         11/2008    7519.572035          7655.996316
2008-12-31  2009-01-31    -9.04%         -8.39%         12/2008    7717.617641          7802.460402
2009-01-31  2009-02-28   -10.69%        -10.48%         01/2009    7019.860428          7147.674106
2009-02-28  2009-03-31     9.19%          8.76%         02/2009    6269.242823          6398.917567
2009-03-31  2009-04-30    12.11%         10.52%         03/2009    6845.382245           6959.42348
2009-04-30  2009-05-31     4.71%          5.34%         04/2009    7674.481336          7691.788944
2009-05-31  2009-06-30     0.45%          0.34%         05/2009    8035.883505          8102.256351
2009-06-30  2009-07-31     8.47%          7.78%         06/2009    8072.081178          8129.804088
2009-07-31  2009-08-31     3.66%          3.57%         07/2009    8755.431967          8762.595024
2009-08-31  2009-09-30     4.74%          4.19%         08/2009    9075.752648          9075.698133
2009-09-30  2009-10-31    -3.54%         -2.57%         09/2009    9505.932557          9455.934523
2009-10-31  2009-11-30     5.04%          5.68%         10/2009    9169.774822          9212.730565
2009-11-30  2009-12-31     4.04%          2.85%         11/2009    9631.484794          9736.232822
2009-12-31  2010-01-31    -3.23%         -3.60%         12/2009    10020.21596          10013.68879
2010-01-31  2010-02-28     3.89%          3.39%         01/2010    9696.983185           9652.71891
2010-02-28  2010-03-31     6.65%          6.30%         02/2010    10074.08808           9979.96323
2010-03-31  2010-04-30     3.12%          2.16%         03/2010    10743.73917          10608.96643
2010-04-30  2010-05-31    -7.89%         -7.90%         04/2010    11078.46873          10837.91578
2010-05-31  2010-06-30    -6.44%         -5.75%         05/2010    10203.85278          9981.751444
2010-06-30  2010-07-31     7.15%          6.94%         06/2010    9546.471821          9407.921189
2010-07-31  2010-08-31    -5.40%         -4.71%         07/2010    10229.13666          10061.04111
2010-08-31  2010-09-30    10.20%          9.44%         08/2010    9676.503217          9587.438128
2010-09-30  2010-10-31     3.88%          3.91%         09/2010    10663.52497          10492.65506
2010-10-31  2010-11-30     1.28%          0.58%         10/2010    11077.00859          10902.67624
2010-11-30  2010-12-31     7.28%          6.78%         11/2010    11218.46352          10965.61711
2010-12-31  2011-01-31     2.00%          2.18%         12/2010    12035.13833          11708.96736
2011-01-31  2011-02-28     4.01%          3.64%         01/2011     12275.8411          11964.71007
2011-02-28  2011-03-31     1.06%          0.45%         02/2011    12768.18767           12400.3236
2011-03-31  2011-04-30     2.72%          2.98%         03/2011    12903.06532          12456.25605
2011-04-30  2011-05-31    -1.41%         -1.14%         04/2011    13253.87084          12827.01189
2011-05-31  2011-06-30    -1.85%         -1.80%         05/2011    13067.50541          12680.65539
2011-06-30  2011-07-31    -2.83%         -2.29%         06/2011    12825.76773           12452.9236
2011-07-31  2011-08-31    -6.97%         -6.00%         07/2011     12462.7743          12167.75288
2011-08-31  2011-09-30    -8.75%         -7.76%         08/2011    11593.79004          11437.74633
2011-09-30  2011-10-31    12.53%         11.51%         09/2011     10579.2966           10550.2277
2011-10-31  2011-11-30    -0.19%         -0.27%         10/2011    11904.46946           11764.4808
2011-11-30  2011-12-31     0.64%          0.82%         11/2011    11882.38324          11732.68431
2011-12-31  2012-01-31     5.39%          5.05%         12/2011    11958.68183          11829.12097
2012-01-31  2012-02-29     4.32%          4.23%         01/2012    12603.29479          12426.05088
2012-02-29  2012-03-31     2.65%          3.08%         02/2012     13147.8816          12951.71029
2012-03-31  2012-04-30    -0.99%         -0.66%         03/2012    13496.46581          13351.22878
2012-04-30  2012-05-31    -6.58%         -6.18%         04/2012    13362.83743           13263.6621
2012-05-31  2012-06-30     3.70%          3.92%         05/2012     12483.1173          12443.71622
2012-06-30  2012-07-31     0.69%          0.99%         06/2012    12944.70039          12931.07791
2012-07-31  2012-08-31     2.92%          2.50%         07/2012    13034.20567          13059.15945
2012-08-31  2012-09-30     2.85%          2.63%         08/2012    13414.60308          13385.09154
2012-09-30  2012-10-31    -1.38%         -1.72%         09/2012    13796.44644          13736.58407
                                                     10/31/2012    13605.45329          13499.64779

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      14.29%      1.07%        4.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Core Equity 2 Portfolio vs. Russell 3000(R) Index
September 15, 2005 - October 31, 2012

                                                                U.S. Core Equity 2
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Portfolio      Russell 3000(R) Index
---------   ---------- ----------- ----------------- ---------- ------------------ ---------------------
2005-09-15  2005-09-30     0.50%          0.26%         09/2005          10000                10000
2005-09-30  2005-10-31    -2.19%         -1.87%         09/2005          10050          10026.07049
2005-10-31  2005-11-30     4.17%          3.89%         10/2005    9829.999999          9838.286379
2005-11-30  2005-12-31     0.07%          0.08%         11/2005          10240          10220.99572
2005-12-31  2006-01-31     4.80%          3.34%         12/2005    10246.90802           10229.4184
2006-01-31  2006-02-28     0.19%          0.18%         01/2006    10739.16145          10571.16355
2006-02-28  2006-03-31     2.39%          1.73%         02/2006    10759.25342          10589.95797
2006-03-31  2006-04-30     1.46%          1.08%         03/2006    11015.87975          10773.02951
2006-04-30  2006-05-31    -3.60%         -3.20%         04/2006    11176.84238          10889.90295
2006-05-31  2006-06-30    -0.08%          0.18%         05/2006    10774.43581          10541.26651
2006-06-30  2006-07-31    -1.12%         -0.09%         06/2006    10765.82634           10559.8869
2006-07-31  2006-08-31     2.27%          2.45%         07/2006    10644.74863          10550.00243
2006-08-31  2006-09-30     2.05%          2.24%         08/2006    10886.90406          10808.11243
2006-09-30  2006-10-31     3.83%          3.60%         09/2006    11109.73012          11050.03834
2006-10-31  2006-11-30     2.53%          2.18%         10/2006    11534.69247          11447.81119
2006-11-30  2006-12-31     1.37%          1.20%         11/2006     11826.7327           11696.8799
2006-12-31  2007-01-31     1.87%          1.90%         12/2006     11988.2295          11836.97558
2007-01-31  2007-02-28    -1.00%         -1.64%         01/2007    12212.49909          12062.28188
2007-02-28  2007-03-31     1.06%          1.04%         02/2007    12090.17022          11864.40958
2007-03-31  2007-04-30     3.43%          3.99%         03/2007    12218.05161          11987.89834
2007-04-30  2007-05-31     4.04%          3.64%         04/2007    12636.89786          12466.77687
2007-05-31  2007-06-30    -1.61%         -1.87%         05/2007    13147.68597          12921.09509
2007-06-30  2007-07-31    -4.68%         -3.41%         06/2007    12936.11551          12679.15964
2007-07-31  2007-08-31     0.91%          1.44%         07/2007    12331.33674          12246.76321
2007-08-31  2007-09-30     2.51%          3.65%         08/2007    12444.09211          12422.55798
2007-09-30  2007-10-31     1.05%          1.83%         09/2007    12756.68877          12875.44803
2007-10-31  2007-11-30    -5.71%         -4.50%         10/2007    12890.42825          13111.63682
2007-11-30  2007-12-31    -0.87%         -0.61%         11/2007    12155.01345          12521.36708
2007-12-31  2008-01-31    -5.15%         -6.06%         12/2007    12048.85772          12445.59651
2008-01-31  2008-02-29    -3.17%         -3.11%         01/2008    11428.31569          11691.24967
2008-02-29  2008-03-31    -1.01%         -0.59%         02/2008    11066.33284          11328.12341
2008-03-31  2008-04-30     5.02%          5.00%         03/2008    10954.96199          11261.28749
2008-04-30  2008-05-31     2.80%          2.05%         04/2008    11504.78489          11824.45152
2008-05-31  2008-06-30    -9.04%         -8.25%         05/2008    11826.37942          12066.69465
2008-06-30  2008-07-31     0.29%         -0.80%         06/2008    10757.16532          11070.94073
2008-07-31  2008-08-31     2.22%          1.55%         07/2008    10788.40588          10982.64391
2008-08-31  2008-09-30    -9.03%         -9.40%         08/2008    11027.91682          11152.87489
2008-09-30  2008-10-31   -19.02%        -17.74%         09/2008    10032.13851          10104.23524
2008-10-31  2008-11-30    -9.06%         -7.89%         10/2008    8123.967743          8312.150636
2008-11-30  2008-12-31     2.97%          1.91%         11/2008    7388.291492          7655.996316
2008-12-31  2009-01-31   -10.42%         -8.39%         12/2008    7607.356497          7802.460402
2009-01-31  2009-02-28   -11.63%        -10.48%         01/2009    6814.923529          7147.674106
2009-02-28  2009-03-31     9.84%          8.76%         02/2009    6022.490561          6398.917567
2009-03-31  2009-04-30    13.96%         10.52%         03/2009    6614.967726           6959.42348
2009-04-30  2009-05-31     4.79%          5.34%         04/2009    7538.727264          7691.788944
2009-05-31  2009-06-30    -0.13%          0.34%         05/2009    7899.736738          8102.256351
2009-06-30  2009-07-31     9.05%          7.78%         06/2009    7889.104933          8129.804088
2009-07-31  2009-08-31     4.09%          3.57%         07/2009     8603.38876          8762.595024
2009-08-31  2009-09-30     4.99%          4.19%         08/2009    8955.200198          9075.698133
2009-09-30  2009-10-31    -4.38%         -2.57%         09/2009    9401.701866          9455.934523
2009-10-31  2009-11-30     4.53%          5.68%         10/2009    8990.274958          9212.730565
2009-11-30  2009-12-31     4.55%          2.85%         11/2009     9397.46262          9736.232822
2009-12-31  2010-01-31    -3.06%         -3.60%         12/2009    9825.026675          10013.68879
2010-01-31  2010-02-28     4.18%          3.39%         01/2010    9524.041175           9652.71891
2010-02-28  2010-03-31     7.14%          6.30%         02/2010    9921.772015           9979.96323
2010-03-31  2010-04-30     3.65%          2.16%         03/2010     10630.6719          10608.96643
2010-04-30  2010-05-31    -7.92%         -7.90%         04/2010    11018.41677          10837.91578
2010-05-31  2010-06-30    -7.04%         -5.75%         05/2010    10145.99081          9981.751444
2010-06-30  2010-07-31     7.33%          6.94%         06/2010    9432.164173          9407.921189
2010-07-31  2010-08-31    -5.98%         -4.71%         07/2010    10123.64013          10061.04111
2010-08-31  2010-09-30    10.57%          9.44%         08/2010    9518.598667          9587.438128
2010-09-30  2010-10-31     3.71%          3.91%         09/2010    10524.41695          10492.65506
2010-10-31  2010-11-30     1.59%          0.58%         10/2010    10915.01387          10902.67624
2010-11-30  2010-12-31     7.93%          6.78%         11/2010     11088.6125          10965.61711
2010-12-31  2011-01-31     1.91%          2.18%         12/2010    11968.23215          11708.96736
2011-01-31  2011-02-28     4.47%          3.64%         01/2011    12197.34143          11964.71007
2011-02-28  2011-03-31     1.21%          0.45%         02/2011    12742.83971           12400.3236
2011-03-31  2011-04-30     2.29%          2.98%         03/2011    12896.98515          12456.25605
2011-04-30  2011-05-31    -1.57%         -1.14%         04/2011    13192.08565          12827.01189
2011-05-31  2011-06-30    -1.97%         -1.80%         05/2011    12984.42234          12680.65539
2011-06-30  2011-07-31    -3.36%         -2.29%         06/2011    12729.15378           12452.9236
2011-07-31  2011-08-31    -7.58%         -6.00%         07/2011    12301.55947          12167.75288
2011-08-31  2011-09-30    -9.49%         -7.76%         08/2011    11369.62315          11437.74633
2011-09-30  2011-10-31    13.48%         11.51%         09/2011    10290.37171           10550.2277
2011-10-31  2011-11-30    -0.38%         -0.27%         10/2011     11677.0956           11764.4808
2011-11-30  2011-12-31     0.73%          0.82%         11/2011    11633.07262          11732.68431
2011-12-31  2012-01-31     5.57%          5.05%         12/2011    11717.78196          11829.12097
2012-01-31  2012-02-29     4.29%          4.23%         01/2012    12370.61401          12426.05088
2012-02-29  2012-03-31     2.41%          3.08%         02/2012    12901.73161          12951.71029
2012-03-31  2012-04-30    -1.01%         -0.66%         03/2012    13213.27714          13351.22878
2012-04-30  2012-05-31    -6.86%         -6.18%         04/2012    13080.25757           13263.6621
2012-05-31  2012-06-30     3.95%          3.92%         05/2012    12182.37548          12443.71622
2012-06-30  2012-07-31     0.53%          0.99%         06/2012    12663.02274          12931.07791
2012-07-31  2012-08-31     3.15%          2.50%         07/2012    12729.84608          13059.15945
2012-08-31  2012-09-30     3.04%          2.63%         08/2012    13130.78612          13385.09154
2012-09-30  2012-10-31    -0.91%         -1.72%         09/2012    13529.76511          13736.58407
                                                     10/31/2012    13406.76724          13499.64779

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      14.81%      0.79%        4.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Vector Equity Portfolio vs. Russell 2500(R) Index
December 30, 2005 - October 31, 2012

                                                                                  U.S. Vector
                                                                                    Equity       Russell       Russell
BeginDate    EndDate   FundReturns Benchmark0Returns Benchmark1Returns  EndDate    Portfolio  2500(R) Index 3000(R) Index
---------   ---------- ----------- ----------------- ----------------- ---------- ----------- ------------- -------------
2005-12-30. 2005-12-31     0.00%          0.00%             0.00%         12/2005       10000        10000         10000
2005-12-31. 2006-01-31     8.10%          7.07%             3.34%         12/2005       10000        10000         10000
2006-01-31. 2006-02-28    -0.09%         -0.08%             0.18%         01/2006       10810  10707.36924   10334.08073
2006-02-28. 2006-03-31     3.66%          3.89%             1.73%         02/2006       10800  10698.42504   10352.45363
2006-03-31. 2006-04-30     1.07%          0.35%             1.08%         03/2006 11195.70224  11114.26534   10531.41937
2006-04-30. 2006-05-31    -3.98%         -4.72%            -3.20%         04/2006 11315.87078  11153.28278   10645.67165
2006-05-31. 2006-06-30    -0.19%          0.05%             0.18%         05/2006 10865.23876   10626.4826   10304.85419
2006-06-30. 2006-07-31    -2.04%         -3.15%            -0.09%         06/2006 10844.61829  10631.79726   10323.05698
2006-07-31. 2006-08-31     2.27%          2.53%             2.45%         07/2006  10623.7094  10297.36211   10313.39419
2006-08-31. 2006-09-30     1.71%          1.22%             2.24%         08/2006 10864.70092  10558.29931   10565.71547
2006-09-30. 2006-10-31     4.37%          4.80%             3.60%         09/2006 11050.09171  10686.88833   10802.21564
2006-10-31. 2006-11-30     2.88%          3.26%             2.18%         10/2006 11533.15583  11200.38745   11191.06751
2006-11-30. 2006-12-31     1.14%          0.44%             1.20%         11/2006 11865.26241  11565.75267   11434.55028
2006-12-31. 2007-01-31     1.97%          2.70%             1.90%         12/2006 12000.89116   11616.4765   11571.50398
2007-01-31. 2007-02-28    -0.67%         -0.14%            -1.64%         01/2007 12236.80611  11929.91056   11791.75727
2007-02-28. 2007-03-31     0.93%          0.97%             1.04%         02/2007 12154.74873  11913.14706   11598.32272
2007-03-31. 2007-04-30     2.93%          2.58%             3.99%         03/2007 12267.96271  12029.07706   11719.04195
2007-04-30. 2007-05-31     4.15%          4.18%             3.64%         04/2007 12627.57636  12339.03312   12187.18052
2007-05-31. 2007-06-30    -1.52%         -1.79%            -1.87%         05/2007 13151.58482  12854.61469   12631.30961
2007-06-30. 2007-07-31    -5.65%         -5.75%            -3.41%         06/2007 12951.14302  12623.93608   12394.80012
2007-07-31. 2007-08-31     0.51%          1.06%             1.44%         07/2007 12219.61465   11898.6634   11972.10118
2007-08-31. 2007-09-30     1.75%          2.35%             3.65%         08/2007 12281.43395  12024.84163   12143.95334
2007-09-30. 2007-10-31     0.66%          2.57%             1.83%         09/2007 12496.25247  12307.98885   12586.68629
2007-10-31. 2007-11-30    -6.49%         -6.13%            -4.50%         10/2007 12578.94066  12624.15904     12817.578
2007-11-30. 2007-12-31    -1.11%         -0.62%            -0.61%         11/2007  11762.3948  11850.46476   12240.54642
2007-12-31. 2008-01-31    -4.73%         -6.11%            -6.06%         12/2007 11631.77062  11776.64626   12166.47518
2008-01-31. 2008-02-29    -3.37%         -2.75%            -3.11%         01/2008 11081.33861  11057.29114   11429.04632
2008-02-29. 2008-03-31    -0.41%         -0.74%            -0.59%         02/2008 10707.46027   10753.5381   11074.06401
2008-03-31. 2008-04-30     4.49%          5.38%             5.00%         03/2008 10663.12107  10673.96192   11008.72703
2008-04-30. 2008-05-31     3.36%          4.75%             2.05%         04/2008 11142.12846  11248.63068   11559.26081
2008-05-31. 2008-06-30    -9.55%         -8.15%            -8.25%         05/2008 11517.00381  11782.78761   11796.07107
2008-06-30. 2008-07-31     0.80%          0.69%            -0.80%         06/2008 10416.82936  10821.90896   10822.64924
2008-07-31. 2008-08-31     2.89%          2.86%             1.55%         07/2008 10500.41476  10896.98502   10736.33268
2008-08-31. 2008-09-30    -8.43%         -9.94%            -9.40%         08/2008  10803.4118  11208.63879   10902.74583
2008-09-30. 2008-10-31   -20.68%        -21.54%           -17.74%         09/2008 9892.436576  10094.83988   9877.624365
2008-10-31. 2008-11-30   -10.96%        -10.84%            -7.89%         10/2008 7846.810771  7920.144418   8125.731405
2008-11-30. 2008-12-31     4.58%          5.43%             1.91%         11/2008 6986.598894  7061.280989   7484.292866
2008-12-31. 2009-01-31   -12.17%         -9.00%            -8.39%         12/2008 7306.839275  7444.662323   7627.472155
2009-01-31. 2009-02-28   -12.54%        -10.81%           -10.48%         01/2009 6417.311015  6774.568834   6987.370958
2009-02-28. 2009-03-31    10.08%          9.13%             8.76%         02/2009 5612.499733  6042.101693   6255.407019
2009-03-31. 2009-04-30    16.18%         15.41%            10.52%         03/2009 6178.308306   6593.63287   6803.342288
2009-04-30. 2009-05-31     4.30%          3.05%             5.34%         04/2009 7177.896914   7609.72032   7519.282761
2009-05-31. 2009-06-30     0.04%          1.13%             0.34%         05/2009 7486.280631  7841.521026   7920.544486
2009-06-30. 2009-07-31    10.26%          9.02%             7.78%         06/2009 7489.588964  7930.383589     7947.4744
2009-07-31. 2009-08-31     4.65%          4.09%             3.57%         07/2009 8257.751935  8645.898145   8566.073534
2009-08-31. 2009-09-30     5.22%          5.80%             4.19%         08/2009 8641.833419  8999.115137   8872.154581
2009-09-30. 2009-10-31    -5.53%         -5.79%            -2.57%         09/2009 9092.773536  9521.240112   9243.863288
2009-10-31. 2009-11-30     3.74%          4.03%             5.68%         10/2009 8589.996646  8970.170257   9006.113742
2009-11-30. 2009-12-31     5.96%          7.21%             2.85%         11/2009 8910.918066  9331.898712   9517.875249
2009-12-31. 2010-01-31    -2.84%         -3.35%            -3.60%         12/2009 9441.991047  10004.75497   9789.108621
2010-01-31. 2010-02-28     4.92%          4.97%             3.39%         01/2010 9173.447502  9669.835496    9436.23433
2010-02-28. 2010-03-31     7.50%          7.64%             6.30%         02/2010 9624.600658  10150.60386   9756.139438
2010-03-31. 2010-04-30     5.09%          4.74%             2.16%         03/2010 10346.73337  10926.39959   10371.03579
2010-04-30. 2010-05-31    -8.01%         -7.45%            -7.90%         04/2010 10873.74994  11443.95706   10594.85042
2010-05-31. 2010-06-30    -7.76%         -7.14%            -5.75%         05/2010 10002.55929  10591.65383   9757.887548
2010-06-30. 2010-07-31     7.36%          7.04%             6.94%         06/2010  9226.60273  9835.732521   9196.926765
2010-07-31. 2010-08-31    -6.86%         -5.92%            -4.71%         07/2010 9905.663442   10527.7909   9835.398958
2010-08-31. 2010-09-30    11.01%         11.44%             9.44%         08/2010 9226.602729  9904.491459    9372.41762
2010-09-30. 2010-10-31     3.70%          3.83%             3.91%         09/2010 10242.66637  11037.13948   10257.33296
2010-10-31. 2010-11-30     2.44%          2.81%             0.58%         10/2010 10621.22321  11460.40038   10658.15847
2010-11-30. 2010-12-31     8.57%          7.59%             6.78%         11/2010 10880.80504  11782.82606   10719.68775
2010-12-31. 2011-01-31     1.38%          1.34%             2.18%         12/2010 11813.40659  12676.91163   11446.36665
2011-01-31. 2011-02-28     5.08%          4.88%             3.64%         01/2011 11976.42508  12846.87019   11696.37373
2011-02-28. 2011-03-31     1.66%          2.27%             0.45%         02/2011 12585.02744  13473.74101   12122.21762
2011-03-31. 2011-04-30     2.04%          2.89%             2.98%         03/2011 12793.91674  13779.87363   12176.89566
2011-04-30. 2011-05-31    -1.92%         -1.20%            -1.14%         04/2011 13055.01708  14177.73147   12539.33644
2011-05-31. 2011-06-30    -2.15%         -2.20%            -1.80%         05/2011 12804.79592  14007.77822   12396.26232
2011-06-30. 2011-07-31    -3.66%         -3.81%            -2.29%         06/2011 12529.69789   13699.1729   12173.63794
2011-07-31. 2011-08-31    -8.76%         -8.19%            -6.00%         07/2011 12071.69327  13177.70985   11894.86284
2011-08-31. 2011-09-30   -10.82%        -10.80%            -7.76%         08/2011 11013.92069  12098.97731   11181.22838
2011-09-30. 2011-10-31    14.48%         14.66%            11.51%         09/2011 9821.942629  10792.05018    10313.6144
2011-10-31. 2011-11-30    -0.49%         -0.35%            -0.27%         10/2011 11243.82742  12373.93866   11500.63507
2011-11-30. 2011-12-31     0.76%          0.23%             0.82%         11/2011 11189.13954  12330.94292   11469.55169
2011-12-31. 2012-01-31     6.15%          6.65%             5.05%         12/2011 11274.36654  12358.85589   11563.82553
2012-01-31. 2012-02-29     4.14%          3.71%             4.23%         01/2012 11967.32761  13180.32386   12147.36791
2012-02-29. 2012-03-31     2.40%          2.15%             3.08%         02/2012  12462.2998  13669.36943   12661.23818
2012-03-31. 2012-04-30    -1.47%         -0.73%            -0.66%         03/2012 12761.84573  13963.72374   13051.79655
2012-04-30. 2012-05-31    -7.27%         -6.83%            -6.18%         04/2012 12574.65732  13862.18174   12966.19375
2012-05-31. 2012-06-30     3.95%          3.64%             3.92%         05/2012 11660.73739  12914.77197   12164.63706
2012-06-30. 2012-07-31    -0.18%         -0.68%             0.99%         06/2012 12121.55642   13385.2662   12641.06854
2012-07-31. 2012-08-31     3.66%          3.59%             2.50%         07/2012 12099.43679  13293.98253   12766.27755
2012-08-31. 2012-09-30     3.23%          2.60%             2.63%         08/2012 12541.82936  13771.47288   13084.89986
2012-09-30. 2012-10-31    -0.51%         -1.05%            -1.72%         09/2012 12946.68691  14130.21579   13428.50935
                                                                       10/31/2012 12880.12296  13982.27365   13196.88692

                      One Year Five Years From 12/30/2005
                      -------- ---------- ---------------
                      14.55%      0.47%        3.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Small Cap Portfolio vs. Russell 2000(R) Index
October 31, 2002 - October 31, 2012

                                                                U.S. Small Cap    Russell
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Portfolio    2000(R) Index
---------   ---------- ----------- ----------------- ---------- -------------- -------------
2002-10-31  2002-11-30     8.92%          8.92%         10/2002        10000          10000
2002-11-30  2002-12-31    -5.50%         -5.57%         11/2002  10891.71975          10892
2002-12-31  2003-01-31    -2.69%         -2.77%         12/2002  10292.91741     10285.3156
2003-01-31  2003-02-28    -3.22%         -3.02%         01/2003  10016.22608    10000.41236
2003-02-28  2003-03-31     0.95%          1.29%         02/2003  9693.419529    9698.399905
2003-03-31  2003-04-30    10.08%          9.48%         03/2003  9785.649973    9823.509263
2003-04-30  2003-05-31    11.22%         10.73%         04/2003  10772.51571    10754.77794
2003-05-31  2003-06-30     2.69%          1.81%         05/2003  11980.73451    11908.76561
2003-06-30  2003-07-31     6.30%          6.26%         06/2003  12303.54106    12124.31427
2003-07-31  2003-08-31     5.01%          4.58%         07/2003  13078.27678    12883.29635
2003-08-31  2003-09-30    -1.54%         -1.85%         08/2003  13733.11292    13473.35132
2003-09-30  2003-10-31     8.73%          8.40%         09/2003   13520.9829    13224.09432
2003-10-31  2003-11-30     3.64%          3.55%         10/2003  14701.53256    14334.91824
2003-11-30  2003-12-31     2.34%          2.03%         11/2003  15236.46913    14843.80784
2003-12-31  2004-01-31     4.46%          4.34%         12/2003  15592.72663    15145.13714
2004-01-31  2004-02-29     0.85%          0.90%         01/2004  16287.58968    15802.43609
2004-02-29  2004-03-31     0.51%          0.93%         02/2004  16426.56229    15944.65802
2004-03-31  2004-04-30    -4.10%         -5.10%         03/2004  16509.94585    16092.94333
2004-04-30  2004-05-31     1.05%          1.59%         04/2004  15833.61249    15272.20322
2004-05-31  2004-06-30     4.37%          4.21%         05/2004  16000.37962    15515.03126
2004-06-30  2004-07-31    -7.17%         -6.73%         06/2004  16699.54476    16168.21407
2004-07-31  2004-08-31    -1.44%         -0.51%         07/2004  15502.74405    15080.09326
2004-08-31  2004-09-30     4.89%          4.69%         08/2004  15280.08346    15003.18479
2004-09-30  2004-10-31     1.91%          1.97%         09/2004  16027.35649    15706.83416
2004-10-31  2004-11-30     8.75%          8.67%         10/2004  16333.78915    16016.25879
2004-11-30  2004-12-31     3.47%          2.96%         11/2004  17763.80821    17404.86843
2004-12-31  2005-01-31    -3.93%         -4.17%         12/2004  18379.47152    17920.05253
2005-01-31  2005-02-28     1.75%          1.69%         01/2005  17656.68331    17172.78634
2005-02-28  2005-03-31    -2.89%         -2.86%         02/2005  17966.44969    17463.00643
2005-03-31  2005-04-30    -6.24%         -5.73%         03/2005  17448.05253    16963.56445
2005-04-30  2005-05-31     6.89%          6.55%         04/2005   16358.7231     15991.5522
2005-05-31  2005-06-30     3.77%          3.86%         05/2005  17485.61562    17038.21166
2005-06-30  2005-07-31     6.84%          6.34%         06/2005  18145.49922    17695.41334
2005-07-31  2005-08-31    -1.41%         -1.85%         07/2005  19386.53855    18816.48682
2005-08-31  2005-09-30     0.64%          0.31%         08/2005  19113.88597    18467.60033
2005-09-30  2005-10-31    -3.09%         -3.10%         09/2005  19235.96278    18525.55932
2005-10-31  2005-11-30     4.85%          4.85%         10/2005  18642.49282    17950.36629
2005-11-30  2005-12-31    -0.25%         -0.46%         11/2005    19546.828    18821.74976
2005-12-31  2006-01-31     9.09%          8.97%         12/2005   19497.6084    18735.74394
2006-01-31  2006-02-28    -0.19%         -0.28%         01/2006  21269.20834    20415.82191
2006-02-28  2006-03-31     4.59%          4.85%         02/2006  21229.17218    20359.59502
2006-03-31  2006-04-30     0.23%         -0.02%         03/2006  22202.76237    21347.36282
2006-04-30  2006-05-31    -5.45%         -5.62%         04/2006  22252.83626     21343.8986
2006-05-31  2006-06-30    -0.59%          0.64%         05/2006  21041.04815    20145.21337
2006-06-30  2006-07-31    -3.84%         -3.25%         06/2006  20917.32016    20274.78836
2006-07-31  2006-08-31     2.79%          2.96%         07/2006  20114.73714    19615.05514
2006-08-31  2006-09-30     0.82%          0.83%         08/2006  20676.54526     20195.7776
2006-09-30  2006-10-31     5.64%          5.76%         09/2006  20846.99814    20363.92529
2006-10-31  2006-11-30     2.51%          2.63%         10/2006  22023.03419    21536.43877
2006-11-30  2006-12-31     0.71%          0.33%         11/2006  22575.87165    22102.96181
2006-12-31  2007-01-31     1.50%          1.67%         12/2006  22736.62171    22176.96705
2007-01-31  2007-02-28    -0.51%         -0.79%         01/2007  23076.76752    22548.08794
2007-02-28  2007-03-31     1.05%          1.07%         02/2007   22959.8424    22369.16506
2007-03-31  2007-04-30     1.83%          1.80%         03/2007  23200.51036    22608.63756
2007-04-30  2007-05-31     3.78%          4.10%         04/2007  23626.01261    23014.74343
2007-05-31  2007-06-30    -1.09%         -1.46%         05/2007  24519.56735     23958.4963
2007-06-30  2007-07-31    -6.02%         -6.84%         06/2007  24251.58244     23608.0126
2007-07-31  2007-08-31     1.40%          2.27%         07/2007  22790.51525    21993.34851
2007-08-31  2007-09-30     1.26%          1.72%         08/2007  23110.45697    22491.84506
2007-09-30  2007-10-31     1.97%          2.87%         09/2007  23402.45803    22877.91405
2007-10-31  2007-11-30    -7.44%         -7.18%         10/2007  23862.58866    23534.29322
2007-11-30  2007-12-31    -0.20%         -0.06%         11/2007   22086.2704    21844.39548
2007-12-31  2008-01-31    -6.92%         -6.82%         12/2007  22041.16399    21830.76512
2008-01-31  2008-02-29    -3.22%         -3.71%         01/2008  20516.37515    20342.02883
2008-02-29  2008-03-31     0.36%          0.42%         02/2008  19856.39192    19588.01376
2008-03-31  2008-04-30     3.15%          4.19%         03/2008  19927.63569    19670.28342
2008-04-30  2008-05-31     4.77%          4.59%         04/2008  20555.00831    20493.88577
2008-05-31  2008-06-30    -8.95%         -7.70%         05/2008  21535.99095    21435.31061
2008-06-30  2008-07-31     3.15%          3.70%         06/2008  19608.33588    19785.05283
2008-07-31  2008-08-31     3.62%          3.61%         07/2008  20225.74121    20517.22512
2008-08-31  2008-09-30    -7.99%         -7.97%         08/2008  20957.48086    21257.89694
2008-09-30  2008-10-31   -20.58%        -20.80%         09/2008  19282.02183    19564.06071
2008-10-31  2008-11-30   -12.21%        -11.83%         10/2008  15313.20591    15494.16034
2008-11-30  2008-12-31     4.91%          5.80%         11/2008  13443.50362    13661.40461
2008-12-31  2009-01-31   -11.07%        -11.12%         12/2008  14104.22393    14454.32762
2009-01-31  2009-02-28   -12.07%        -12.15%         01/2009  12543.51063    12846.69817
2009-02-28  2009-03-31    10.30%          8.93%         02/2009  11029.04068    11285.52348
2009-03-31  2009-04-30    18.57%         15.46%         03/2009  12164.59349    12292.94776
2009-04-30  2009-05-31     3.53%          3.01%         04/2009  14423.73228     14193.2203
2009-05-31  2009-06-30     2.59%          1.47%         05/2009  14933.48668    14621.13219
2009-06-30  2009-07-31    10.39%          9.63%         06/2009  15320.43063    14835.88748
2009-07-31  2009-08-31     3.57%          2.87%         07/2009  16911.71115    16264.73903
2009-08-31  2009-09-30     6.23%          5.77%         08/2009  17515.70083    16731.12244
2009-09-30  2009-10-31    -6.94%         -6.79%         09/2009   18607.1229    17696.12409
2009-10-31  2009-11-30     2.55%          3.14%         10/2009  17316.25374    16494.64373
2009-11-30  2009-12-31     8.29%          8.05%         11/2009  17758.17291    17012.41775
2009-12-31  2010-01-31    -3.03%         -3.68%         12/2009  19229.91145    18381.81652
2010-01-31  2010-02-28     4.88%          4.50%         01/2010  18646.47967    17705.15506
2010-02-28  2010-03-31     8.19%          8.14%         02/2010  19556.63324    18502.69792
2010-03-31  2010-04-30     6.79%          5.66%         03/2010  21158.96636    20008.60791
2010-04-30  2010-05-31    -7.80%         -7.59%         04/2010  22595.25381    21140.97975
2010-05-31  2010-06-30    -7.99%         -7.75%         05/2010  20832.00662    19537.36598
2010-06-30  2010-07-31     7.20%          6.87%         06/2010  19166.54291    18023.33753
2010-07-31  2010-08-31    -7.63%         -7.40%         07/2010  20546.44045    19261.88844
2010-08-31  2010-09-30    13.05%         12.46%         08/2010  18979.43816    17835.77807
2010-09-30  2010-10-31     4.10%          4.09%         09/2010  21456.93018    20058.05111
2010-10-31  2010-11-30     4.20%          3.47%         10/2010  22335.83229    20878.85552
2010-11-30  2010-12-31     7.99%          7.94%         11/2010  23273.32788    21602.80043
2010-12-31  2011-01-31     0.09%         -0.26%         12/2010   25133.8852    23318.23325
2011-01-31  2011-02-28     5.61%          5.48%         01/2011  25157.41881     23258.1475
2011-02-28  2011-03-31     2.86%          2.59%         02/2011  26569.43483    24533.65872
2011-03-31  2011-04-30     2.37%          2.64%         03/2011  27330.04413    25169.47203
2011-04-30  2011-05-31    -2.02%         -1.87%         04/2011  27977.67551    25834.09819
2011-05-31  2011-06-30    -1.60%         -2.31%         05/2011  27412.46995    25349.74104
2011-06-30  2011-07-31    -3.50%         -3.61%         06/2011   26974.5315    24765.28256
2011-07-31  2011-08-31    -8.97%         -8.70%         07/2011  26030.95366    23870.13558
2011-08-31  2011-09-30   -11.10%        -11.21%         08/2011  23695.59851    21793.37793
2011-09-30  2011-10-31    15.32%         15.14%         09/2011  21064.22164    19350.29789
2011-10-31  2011-11-30    -0.34%         -0.36%         10/2011  24291.23202    22279.12145
2011-11-30  2011-12-31     0.55%          0.66%         11/2011  24208.48816    22197.90975
2011-12-31  2012-01-31     6.73%          7.07%         12/2011  24342.35457    22344.54025
2012-01-31  2012-02-29     2.88%          2.39%         01/2012   25979.4135    23923.20436
2012-02-29  2012-03-31     2.61%          2.56%         02/2012   26726.7665    24495.74347
2012-03-31  2012-04-30    -1.38%         -1.54%         03/2012  27424.60552    25123.38149
2012-04-30  2012-05-31    -6.49%         -6.62%         04/2012  27044.86195    24735.30378
2012-05-31  2012-06-30     4.22%          4.99%         05/2012  25288.54797    23098.08293
2012-06-30  2012-07-31    -0.81%         -1.38%         06/2012  26356.59007    24250.67455
2012-07-31  2012-08-31     3.51%          3.33%         07/2012  26142.11511    23915.55258
2012-08-31  2012-09-30     3.26%          3.28%         08/2012  27059.59134    24713.06845
2012-09-30  2012-10-31    -1.24%         -2.17%         09/2012  27942.43548     25524.5992
                                                     10/31/2012  27596.14033    24970.85273

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         13.61%      2.95%     10.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Micro Cap Portfolio vs. Russell 2000(R) Index
October 31, 2002 - October 31, 2012


                                                                U.S. Micro Cap    Russell
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Portfolio    2000(R) Index
---------   ---------- ----------- ----------------- ---------- -------------- -------------
2002-10-31  2002-11-30     8.36%          8.92%         10/2002        10000          10000
2002-11-30  2002-12-31    -4.29%         -5.57%         11/2002  10836.32019          10892
2002-12-31  2003-01-31    -2.23%         -2.77%         12/2002  10371.96979     10285.3156
2003-01-31  2003-02-28    -2.88%         -3.02%         01/2003  10140.94115    10000.41236
2003-02-28  2003-03-31     1.11%          1.29%         02/2003  9849.115507    9698.399905
2003-03-31  2003-04-30     9.28%          9.48%         03/2003  9958.550124    9823.509263
2003-04-30  2003-05-31    11.62%         10.73%         04/2003  10882.66466    10754.77794
2003-05-31  2003-06-30     4.40%          1.81%         05/2003  12147.24246    11908.76561
2003-06-30  2003-07-31     7.38%          6.26%         06/2003  12682.25614    12124.31427
2003-07-31  2003-08-31     4.73%          4.58%         07/2003  13618.53008    12883.29635
2003-08-31  2003-09-30     0.09%         -1.85%         08/2003  14262.97838    13473.35132
2003-09-30  2003-10-31     8.94%          8.40%         09/2003  14275.13778    13224.09432
2003-10-31  2003-11-30     4.30%          3.55%         10/2003  15551.87497    14334.91824
2003-11-30  2003-12-31     2.77%          2.03%         11/2003  16220.64208    14843.80784
2003-12-31  2004-01-31     5.78%          4.34%         12/2003  16669.54407    15145.13714
2004-01-31  2004-02-29     0.50%          0.90%         01/2004  17633.17387    15802.43609
2004-02-29  2004-03-31     0.14%          0.93%         02/2004  17720.77658    15944.65802
2004-03-31  2004-04-30    -4.09%         -5.10%         03/2004  17745.80593    16092.94333
2004-04-30  2004-05-31     0.00%          1.59%         04/2004   17019.9549    15272.20322
2004-05-31  2004-06-30     4.41%          4.21%         05/2004  17019.95491    15515.03126
2004-06-30  2004-07-31    -7.47%         -6.73%         06/2004  17771.17033    16168.21407
2004-07-31  2004-08-31    -1.52%         -0.51%         07/2004  16443.65514    15080.09326
2004-08-31  2004-09-30     5.01%          4.69%         08/2004  16193.18057    15003.18479
2004-09-30  2004-10-31     1.84%          1.97%         09/2004  17003.75956    15706.83416
2004-10-31  2004-11-30     8.97%          8.67%         10/2004  17317.01969    16016.25879
2004-11-30  2004-12-31     4.58%          2.96%         11/2004   18870.7899    17404.86843
2004-12-31  2005-01-31    -4.10%         -4.17%         12/2004  19734.74342    17920.05253
2005-01-31  2005-02-28     0.83%          1.69%         01/2005  18925.51453    17172.78634
2005-02-28  2005-03-31    -3.23%         -2.86%         02/2005  19082.13948    17463.00643
2005-03-31  2005-04-30    -6.22%         -5.73%         03/2005  18466.11724    16963.56445
2005-04-30  2005-05-31     6.03%          6.55%         04/2005  17316.88222     15991.5522
2005-05-31  2005-06-30     4.52%          3.86%         05/2005  18361.64132    17038.21166
2005-06-30  2005-07-31     7.63%          6.34%         06/2005  19191.65259    17695.41334
2005-07-31  2005-08-31    -1.39%         -1.85%         07/2005  20655.86587    18816.48682
2005-08-31  2005-09-30     0.61%          0.31%         08/2005  20368.25255    18467.60033
2005-09-30  2005-10-31    -2.81%         -3.10%         09/2005  20492.34954    18525.55932
2005-10-31  2005-11-30     4.53%          4.85%         10/2005  19916.57471    17950.36629
2005-11-30  2005-12-31     0.18%         -0.46%         11/2005  20819.49433    18821.74976
2005-12-31  2006-01-31     9.14%          8.97%         12/2005  20856.83868    18735.74394
2006-01-31  2006-02-28     0.25%         -0.28%         01/2006  22763.18481    20415.82191
2006-02-28  2006-03-31     4.55%          4.85%         02/2006  22819.66914    20359.59502
2006-03-31  2006-04-30    -0.41%         -0.02%         03/2006  23857.98949    21347.36282
2006-04-30  2006-05-31    -5.89%         -5.62%         04/2006   23759.1109     21343.8986
2006-05-31  2006-06-30    -0.89%          0.64%         05/2006  22360.68523    20145.21337
2006-06-30  2006-07-31    -3.45%         -3.25%         06/2006  22161.75746    20274.78836
2006-07-31  2006-08-31     2.78%          2.96%         07/2006  21398.04661    19615.05514
2006-08-31  2006-09-30     0.56%          0.83%         08/2006  21992.04393     20195.7776
2006-09-30  2006-10-31     5.45%          5.76%         09/2006   22114.4661    20363.92529
2006-10-31  2006-11-30     2.25%          2.63%         10/2006  23318.64908    21536.43877
2006-11-30  2006-12-31     1.61%          0.33%         11/2006  23842.82284    22102.96181
2006-12-31  2007-01-31     1.15%          1.67%         12/2006  24227.49838    22176.96705
2007-01-31  2007-02-28    -0.50%         -0.79%         01/2007  24505.26587    22548.08794
2007-02-28  2007-03-31     1.02%          1.07%         02/2007  24381.81365    22369.16506
2007-03-31  2007-04-30     1.50%          1.80%         03/2007  24630.73155    22608.63756
2007-04-30  2007-05-31     3.15%          4.10%         04/2007  25001.35071    23014.74343
2007-05-31  2007-06-30    -0.33%         -1.46%         05/2007  25788.91643     23958.4963
2007-06-30  2007-07-31    -6.51%         -6.84%         06/2007  25702.89187     23608.0126
2007-07-31  2007-08-31     1.16%          2.27%         07/2007  24030.65554    21993.34851
2007-08-31  2007-09-30     1.48%          1.72%         08/2007  24309.36159    22491.84506
2007-09-30  2007-10-31     1.70%          2.87%         09/2007  24667.95852    22877.91405
2007-10-31  2007-11-30    -8.42%         -7.18%         10/2007  25087.11201    23534.29322
2007-11-30  2007-12-31    -0.06%         -0.06%         11/2007   22975.8204    21844.39548
2007-12-31  2008-01-31    -7.65%         -6.82%         12/2007  22962.87539    21830.76512
2008-01-31  2008-02-29    -3.14%         -3.71%         01/2008  21206.99108    20342.02883
2008-02-29  2008-03-31     0.31%          0.42%         02/2008  20542.14169    19588.01376
2008-03-31  2008-04-30     2.07%          4.19%         03/2008  20605.37102    19670.28342
2008-04-30  2008-05-31     3.98%          4.59%         04/2008  21032.15998    20493.88577
2008-05-31  2008-06-30    -9.05%         -7.70%         05/2008  21868.66634    21435.31061
2008-06-30  2008-07-31     4.48%          3.70%         06/2008  19889.47911    19785.05283
2008-07-31  2008-08-31     3.38%          3.61%         07/2008  20779.54185    20517.22512
2008-08-31  2008-09-30    -7.37%         -7.97%         08/2008  21481.32209    21257.89694
2008-09-30  2008-10-31   -20.71%        -20.80%         09/2008  19898.99257    19564.06071
2008-10-31  2008-11-30   -12.84%        -11.83%         10/2008   15778.4074    15494.16034
2008-11-30  2008-12-31     5.66%          5.80%         11/2008  13752.45302    13661.40461
2008-12-31  2009-01-31   -11.91%        -11.12%         12/2008  14530.53864    14454.32762
2009-01-31  2009-02-28   -13.11%        -12.15%         01/2009  12799.46364    12846.69817
2009-02-28  2009-03-31     9.58%          8.93%         02/2009  11120.84546    11285.52348
2009-03-31  2009-04-30    17.39%         15.46%         03/2009  12186.37237    12292.94776
2009-04-30  2009-05-31     3.43%          3.01%         04/2009  14304.98022     14193.2203
2009-05-31  2009-06-30     2.76%          1.47%         05/2009  14795.23658    14621.13219
2009-06-30  2009-07-31     9.82%          9.63%         06/2009  15203.81764    14835.88748
2009-07-31  2009-08-31     2.73%          2.87%         07/2009  16696.10921    16264.73903
2009-08-31  2009-09-30     5.76%          5.77%         08/2009  17152.57487    16731.12244
2009-09-30  2009-10-31    -7.27%         -6.79%         09/2009  18139.91711    17696.12409
2009-10-31  2009-11-30     1.78%          3.14%         10/2009  16821.60918    16494.64373
2009-11-30  2009-12-31     8.69%          8.05%         11/2009  17120.42564    17012.41775
2009-12-31  2010-01-31    -2.94%         -3.68%         12/2009   18607.8118    18381.81652
2010-01-31  2010-02-28     4.39%          4.50%         01/2010  18061.55975    17705.15506
2010-02-28  2010-03-31     8.08%          8.14%         02/2010  18854.50627    18502.69792
2010-03-31  2010-04-30     7.27%          5.66%         03/2010  20378.81035    20008.60791
2010-04-30  2010-05-31    -7.42%         -7.59%         04/2010  21859.62356    21140.97975
2010-05-31  2010-06-30    -7.24%         -7.75%         05/2010  20237.78052    19537.36598
2010-06-30  2010-07-31     7.14%          6.87%         06/2010  18772.78855    18023.33753
2010-07-31  2010-08-31    -7.98%         -7.40%         07/2010  20113.70202    19261.88844
2010-08-31  2010-09-30    12.16%         12.46%         08/2010  18508.13458    17835.77807
2010-09-30  2010-10-31     4.34%          4.09%         09/2010  20758.90123    20058.05111
2010-10-31  2010-11-30     4.24%          3.47%         10/2010  21660.69336    20878.85552
2010-11-30  2010-12-31     8.19%          7.94%         11/2010  22580.16769    21602.80043
2010-12-31  2011-01-31    -1.09%         -0.26%         12/2010  24429.79005    23318.23325
2011-01-31  2011-02-28     5.87%          5.48%         01/2011  24163.67033     23258.1475
2011-02-28  2011-03-31     3.25%          2.59%         02/2011  25582.97549    24533.65872
2011-03-31  2011-04-30     1.68%          2.64%         03/2011  26413.67116    25169.47203
2011-04-30  2011-05-31    -1.92%         -1.87%         04/2011  26857.44924    25834.09819
2011-05-31  2011-06-30    -2.16%         -2.31%         05/2011  26342.66667    25349.74104
2011-06-30  2011-07-31    -2.69%         -3.61%         06/2011  25774.64362    24765.28256
2011-07-31  2011-08-31    -8.93%         -8.70%         07/2011  25081.39458    23870.13558
2011-08-31  2011-09-30   -10.58%        -11.21%         08/2011  22841.66693    21793.37793
2011-09-30  2011-10-31    15.43%         15.14%         09/2011   20425.2482    19350.29789
2011-10-31  2011-11-30    -0.60%         -0.36%         10/2011  23577.18276    22279.12145
2011-11-30  2011-12-31     0.86%          0.66%         11/2011  23434.72244    22197.90975
2011-12-31  2012-01-31     6.96%          7.07%         12/2011   23635.2929    22344.54025
2012-01-31  2012-02-29     1.91%          2.39%         01/2012  25280.10905    23923.20436
2012-02-29  2012-03-31     2.98%          2.56%         02/2012  25762.82683    24495.74347
2012-03-31  2012-04-30    -1.42%         -1.54%         03/2012  26531.59959    25123.38149
2012-04-30  2012-05-31    -6.97%         -6.62%         04/2012  26156.15242    24735.30378
2012-05-31  2012-06-30     5.12%          4.99%         05/2012  24332.55191    23098.08293
2012-06-30  2012-07-31    -0.91%         -1.38%         06/2012  25578.82737    24250.67455
2012-07-31  2012-08-31     3.12%          3.33%         07/2012  25345.47667    23915.55258
2012-08-31  2012-09-30     4.19%          3.28%         08/2012  26135.27906    24713.06845
2012-09-30  2012-10-31    -2.05%         -2.17%         09/2012  27230.56722     25524.5992
                                                     10/31/2012   26673.3741    24970.85273

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         13.13%      1.23%     10.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.


DFA Real Estate Securities Portfolio vs. S&P 500(R) IndexSM, Dow Jones U.S. Select REIT IndexSM
October 31, 2002 - October 31, 2012

                                                                                   DFA Real                Dow Jones
                                                                                    Estate                U.S. Select
                                                                                  Securities  S&P 500(R)     REIT
BeginDate    EndDate   FundReturns Benchmark0Returns Benchmark1Returns  EndDate   Portfolio    IndexSM      IndexSM
---------   ---------- ----------- ----------------- ----------------- ---------- ----------- ----------- -----------
2002-10-31  2002-11-30     4.48%          5.89%             4.78%         10/2002       10000       10000       10000
2002-11-30  2002-12-31     1.31%         -5.88%             1.36%         11/2002 10448.49334 10588.59043 10478.07353
2002-12-31  2003-01-31    -2.52%         -2.62%            -2.91%         12/2002 10585.79466 9966.404855 10620.27231
2003-01-31  2003-02-28     1.80%         -1.50%             1.82%         01/2003 10318.73887 9705.285048 10311.10978
2003-02-28  2003-03-31     2.40%          0.97%             2.43%         02/2003 10504.19428 9559.705772 10498.84414
2003-03-31  2003-04-30     3.79%          8.24%             3.85%         03/2003 10756.41363 9652.530516 10754.43248
2003-04-30  2003-05-31     5.51%          5.27%             5.66%         04/2003 11164.41553 10447.60945 11168.94594
2003-05-31  2003-06-30     2.08%          1.28%             2.16%         05/2003 11780.12748   10998.094 11801.40102
2003-06-30  2003-07-31     5.12%          1.76%             5.32%         06/2003 12024.92862  11138.8696 12056.14056
2003-07-31  2003-08-31     0.70%          1.95%             0.83%         07/2003 12640.64057 11335.24787 12697.23342
2003-08-31  2003-09-30     3.44%         -1.06%             3.52%         08/2003 12729.65917  11556.2852 12802.98378
2003-09-30  2003-10-31     1.35%          5.66%             1.48%         09/2003 13167.33393 11433.55746 13253.19673
2003-10-31  2003-11-30     4.50%          0.88%             4.41%         10/2003 13345.37112  12080.3538 13449.06957
2003-11-30  2003-12-31     2.92%          5.24%             3.00%         11/2003 13946.24664 12186.66091 14041.68102
2003-12-31  2004-01-31     4.11%          1.84%             4.00%         12/2003 14353.75345 12825.72941  14462.6853
2004-01-31  2004-02-29     1.77%          1.39%             1.67%         01/2004 14944.37893 13061.14532 15041.46633
2004-02-29  2004-03-31     5.72%         -1.51%             6.01%         02/2004 15208.60612 13242.68797 15291.91195
2004-03-31  2004-04-30   -14.35%         -1.57%           -14.64%         03/2004 16079.00156 13042.85581 16210.91156
2004-04-30  2004-05-31     7.22%          1.37%             7.59%         04/2004 13770.89936 12838.08298 13837.56984
2004-05-31  2004-06-30     2.89%          1.94%             2.99%         05/2004 14765.63701 13014.22147 14888.08336
2004-06-30  2004-07-31     0.41%         -3.31%             0.50%         06/2004 15191.97543 13267.21794 15333.75274
2004-07-31  2004-08-31     7.96%          0.40%             8.26%         07/2004 15254.62276 12828.07303 15410.39429
2004-08-31  2004-09-30    -0.34%          1.08%            -0.48%         08/2004 16468.41461 12879.77016 16682.94364
2004-09-30  2004-10-31     5.40%          1.53%             5.57%         09/2004 16413.14684 13019.25807 16603.35625
2004-10-31  2004-11-30     4.35%          4.05%             4.45%         10/2004 17299.28425 13218.19233 17528.49718
2004-11-30  2004-12-31     5.01%          3.40%             5.19%         11/2004 18052.10895  13753.0004  18309.1925
2004-12-31  2005-01-31    -8.37%         -2.44%            -8.82%         12/2004 18956.98995   14221.015 19258.99852
2005-01-31  2005-02-28     3.14%          2.10%             3.23%         01/2005  17369.6624 13874.37776 17560.35211
2005-02-28  2005-03-31    -1.52%         -1.77%            -1.51%         02/2005 17915.30624 14166.29467 18127.05023
2005-03-31  2005-04-30     5.67%         -1.90%             6.00%         03/2005 17642.48431 13915.40959  17852.4388
2005-04-30  2005-05-31     3.28%          3.18%             3.31%         04/2005 18642.83136 13651.43427 18924.27216
2005-05-31  2005-06-30     5.11%          0.14%             5.21%         05/2005 19254.61386 14085.82291 19550.43614
2005-06-30  2005-07-31     7.27%          3.72%             7.63%         06/2005 20238.42625 14105.82477 20569.69389
2005-07-31  2005-08-31    -3.73%         -0.91%            -3.84%         07/2005 21710.01116 14630.56146 22138.92343
2005-08-31  2005-09-30     0.47%          0.81%             0.43%         08/2005 20899.81273 14497.13074 21289.07596
2005-09-30  2005-10-31    -2.26%         -1.67%            -2.12%         09/2005 20997.05183 14614.55749  21380.9959
2005-10-31  2005-11-30     4.50%          3.78%             4.64%         10/2005  20522.3069 14370.93282  20926.7886
2005-11-30  2005-12-31     0.02%          0.04%             0.10%         11/2005 21446.81017  14914.4415 21898.81318
2005-12-31  2006-01-31     7.68%          2.65%             7.84%         12/2005  21450.1551 14919.66156 21920.53245
2006-01-31  2006-02-28     1.89%          0.27%             2.14%         01/2006   23097.527 15314.73419 23638.75117
2006-02-28  2006-03-31     5.18%          1.25%             5.12%         02/2006 23535.11016 15356.23712  24144.7352
2006-03-31  2006-04-30    -3.78%          1.34%            -3.78%         03/2006 24753.47897 15547.42228 25380.83612
2006-04-30  2006-05-31    -2.99%         -2.88%            -2.77%         04/2006 23818.25221 15756.22416   24420.495
2006-05-31  2006-06-30     5.53%          0.14%             5.69%         05/2006 23106.10706 15302.76003 23744.50153
2006-06-30  2006-07-31     3.43%          0.62%             3.55%         06/2006 24383.49767 15323.57178 25095.43995
2006-07-31  2006-08-31     3.52%          2.38%             3.36%         07/2006 25220.14404 15418.11822 25986.47914
2006-08-31  2006-09-30     2.00%          2.58%             1.95%         08/2006 26108.54172 15784.96351 26859.74347
2006-09-30  2006-10-31     6.27%          3.26%             6.30%         09/2006  26630.1451 16191.74202 27382.35397
2006-10-31  2006-11-30     4.75%          1.90%             4.77%         10/2006 28299.96478 16719.43089 29108.21188
2006-11-30  2006-12-31    -2.13%          1.40%            -2.26%         11/2006  29645.5812 17037.43447 30496.49746
2006-12-31  2007-01-31     8.66%          1.51%             8.91%         12/2006 29014.47587 17276.43134 29806.32406
2007-01-31  2007-02-28    -2.33%         -1.96%            -2.24%         01/2007 31526.82655 17537.70592  32461.0676
2007-02-28  2007-03-31    -2.48%          1.12%            -2.56%         02/2007 30792.16805 17194.68908 31733.89654
2007-03-31  2007-04-30    -0.09%          4.43%            -0.04%         03/2007  30027.4398 17387.01168 30920.89694
2007-04-30  2007-05-31     0.00%          3.49%             0.07%         04/2007   30000.109 18157.17406 30908.16495
2007-05-31  2007-06-30    -9.38%         -1.66%            -9.39%         05/2007   30000.109 18790.77083 30928.93556
2007-06-30  2007-07-31    -7.87%         -3.10%            -7.85%         06/2007 27186.06541 18478.59355 28025.39407
2007-07-31  2007-08-31     6.05%          1.50%             5.91%         07/2007 25045.35799 17905.66827 25825.95627
2007-08-31  2007-09-30     3.91%          3.74%             3.91%         08/2007 26561.30959 18174.07549 27353.37772
2007-09-30  2007-10-31     1.13%          1.59%             1.14%         09/2007 27599.50675 18853.78591 28423.13624
2007-10-31  2007-11-30   -10.20%         -4.18%            -9.72%         10/2007 27911.88466 19153.74965 28748.58023
2007-11-30  2007-12-31    -5.86%         -0.69%            -5.32%         11/2007 25064.34349 18352.93137  25954.2448
2007-12-31  2008-01-31     0.04%         -6.00%            -0.48%         12/2007 23596.60345 18225.56203 24573.83552
2008-01-31  2008-02-29    -3.80%         -3.25%            -3.77%         01/2008 23606.67886 17132.02831 24456.16147
2008-02-29  2008-03-31     6.29%         -0.43%             6.65%         02/2008 22709.96763 16575.40871 23534.41245
2008-03-31  2008-04-30     5.90%          4.87%             6.16%         03/2008 24138.10102 16503.80294  25098.8384
2008-04-30  2008-05-31     0.20%          1.30%             0.22%         04/2008  25561.5524 17307.53814 26645.99374
2008-05-31  2008-06-30   -10.98%         -8.43%           -11.08%         05/2008  25612.0294 17532.53614 26705.91029
2008-06-30  2008-07-31     2.90%         -0.84%             2.89%         06/2008 22800.50275 16054.54334 23747.19731
2008-07-31  2008-08-31     2.47%          1.45%             2.27%         07/2008 23461.23957 15919.52463 24432.73885
2008-08-31  2008-09-30    -0.21%         -8.91%            -0.42%         08/2008 24040.65492 16149.72096 24986.53629
2008-09-30  2008-10-31   -31.53%        -16.80%           -32.38%         09/2008 23989.82901 14710.61933 24881.95536
2008-10-31  2008-11-30   -23.14%         -7.18%           -24.55%         10/2008 16426.93377 12239.97081  16824.2482
2008-11-30  2008-12-31    17.07%          1.06%            17.70%         11/2008 12625.15578  11361.7529 12693.71697
2008-12-31  2009-01-31   -17.75%         -8.43%           -18.08%         12/2008 14779.83928 11482.64196 14940.84023
2009-01-31  2009-02-28   -20.97%        -10.65%           -21.85%         01/2009 12156.76018 10514.81106  12239.3431
2009-02-28  2009-03-31     3.54%          8.76%             3.22%         02/2009 9607.422257 9395.193977 9564.923583
2009-03-31  2009-04-30    31.30%          9.57%            32.81%         03/2009 9947.685128 10218.16778 9872.954195
2009-04-30  2009-05-31     2.60%          5.59%             2.57%         04/2009 13061.65067 11196.14862 13112.10416
2009-05-31  2009-06-30    -3.10%          0.20%            -3.49%         05/2009 13401.74247 11822.34921 13448.50935
2009-06-30  2009-07-31    10.49%          7.56%            10.42%         06/2009 12986.53968 11845.75746 12978.54612
2009-07-31  2009-08-31    13.53%          3.61%            14.64%         07/2009 14348.46416 12741.73881 14330.36399
2009-08-31  2009-09-30     6.69%          3.73%             7.00%         08/2009 16289.47464 13201.71558 16428.47469
2009-09-30  2009-10-31    -4.56%         -1.86%            -4.54%         09/2009 17379.73432  13694.4036  17578.4399
2009-10-31  2009-11-30     6.87%          6.00%             6.88%         10/2009 16587.77389 13440.00171 16781.21736
2009-11-30  2009-12-31     6.87%          1.93%             7.00%         11/2009 17726.89505 14246.13301 17936.23389
2009-12-31  2010-01-31    -5.22%         -3.60%            -5.72%         12/2009 18943.86788  14521.3683 19192.34652
2010-01-31  2010-02-28     5.51%          3.10%             5.68%         01/2010 17954.34489 13999.03468 18094.53057
2010-02-28  2010-03-31    10.17%          6.03%            10.22%         02/2010 18943.86788 14432.68278 19122.21312
2010-03-31  2010-04-30     7.03%          1.58%             7.07%         03/2010 20870.06111 15303.60859 21075.85088
2010-04-30  2010-05-31    -5.34%         -7.99%            -5.39%         04/2010  22337.9184 15545.20666 22565.59453
2010-05-31  2010-06-30    -5.18%         -5.23%            -5.36%         05/2010 21145.97414 14303.92191 21350.31281
2010-06-30  2010-07-31     9.87%          7.01%             9.89%         06/2010 20050.52756  13555.1402 20205.28177
2010-07-31  2010-08-31    -1.26%         -4.51%            -1.34%         07/2010 22028.90555 14504.85399 22203.05712
2010-08-31  2010-09-30     4.33%          8.92%             4.43%         08/2010 21751.04347 13850.04686 21906.07702
2010-09-30  2010-10-31     4.68%          3.80%             4.63%         09/2010 22693.27172 15086.08045 22876.30521
2010-10-31  2010-11-30    -1.98%          0.01%            -1.95%         10/2010 23755.79554 15660.09072 23934.60888
2010-11-30  2010-12-31     4.68%          6.68%             4.74%         11/2010 23286.04817 15662.09521 23468.56781
2010-12-31  2011-01-31     3.53%          2.37%             3.55%         12/2010  24375.0746  16708.8087 24580.44573
2011-01-31  2011-02-28     4.53%          3.43%             4.57%         01/2011 25234.30729 17104.82417 25453.46137
2011-02-28  2011-03-31    -1.50%          0.04%            -1.46%         02/2011  26376.1823 17690.81834 26616.01764
2011-03-31  2011-04-30     5.79%          2.96%             5.93%         03/2011 25980.48304  17697.8416  26226.2687
2011-04-30  2011-05-31     1.36%         -1.13%             1.55%         04/2011 27484.14024 18221.96318 27781.27009
2011-05-31  2011-06-30    -3.29%         -1.67%            -3.35%         05/2011 27857.22812 18015.70878 28212.71008
2011-06-30  2011-07-31     1.64%         -2.03%             1.82%         06/2011 26940.68806 17715.40493 27266.89736
2011-07-31  2011-08-31    -5.38%         -5.43%            -5.48%         07/2011 27382.52441 17355.17988 27763.14572
2011-08-31  2011-09-30   -10.98%         -7.03%           -11.20%         08/2011 25909.73658 16412.42916 26241.84668
2011-09-30  2011-10-31    14.42%         10.93%            14.69%         09/2011 23063.77879 15258.66821  23303.1517
2011-10-31  2011-11-30    -3.78%         -0.22%            -3.93%         10/2011 26389.41225 16926.33384 26727.21042
2011-11-30  2011-12-31     4.59%          1.02%             4.70%         11/2011 25390.58718 16888.94356  25675.9468
2011-12-31  2012-01-31     6.32%          4.48%             6.43%         12/2011  26556.7638 17061.70057 26883.04009
2012-01-31  2012-02-29    -1.06%          4.32%            -1.11%         01/2012 28235.97017 17826.32068 28611.84573
2012-02-29  2012-03-31     5.15%          3.29%             5.24%         02/2012 27936.93342 18597.14861  28292.8967
2012-03-31  2012-04-30     2.86%         -0.63%             3.01%         03/2012  29374.6101 19209.16218   29774.402
2012-04-30  2012-05-31    -4.57%         -6.01%            -4.56%         04/2012 30214.21329 19088.60547 30669.88587
2012-05-31  2012-06-30     5.64%          4.12%             5.53%         05/2012 28834.04367 17941.38029 29270.76409
2012-06-30  2012-07-31     1.97%          1.39%             1.90%         06/2012 30460.20266 18680.60498 30890.22434
2012-07-31  2012-08-31    -0.15%          2.25%            -0.27%         07/2012 31061.31481 18940.05976 31477.59386
2012-08-31  2012-09-30    -1.87%          2.58%            -1.97%         08/2012 31015.07541 19366.64291  31393.1133
2012-09-30  2012-10-31    -0.77%         -1.85%            -0.91%         09/2012 30436.39907 19867.11129 30774.13847
                                                                       10/31/2012 30202.54275 19500.27841 30492.83621

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         14.45%      1.59%     11.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


The S&P data are provided by Standard & Poor's Index Services Group.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Large Cap International Portfolio vs. MSCI World ex USA Index (net div.) October 31, 2002 - October 31, 2012

                                                                Large Cap International    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate          Portfolio        USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------- --------------------
2002-10-31  2002-11-30     4.40%          4.60%         10/2002             10000                 10000
2002-11-30  2002-12-31    -3.11%         -3.23%         11/2002       10440.03451           10460.38388
2002-12-31  2003-01-31    -4.00%         -3.81%         12/2002       10114.91391           10122.31597
2003-01-31  2003-02-28    -2.44%         -1.97%         01/2003       9710.668868           9736.633173
2003-02-28  2003-03-31    -1.95%         -1.93%         02/2003       9473.394604           9544.699524
2003-03-31  2003-04-30     9.46%          9.60%         03/2003       9288.847955           9360.754077
2003-04-30  2003-05-31     5.96%          6.20%         04/2003       10167.64152            10259.0855
2003-05-31  2003-06-30     2.37%          2.43%         05/2003       10774.00908           10895.37242
2003-06-30  2003-07-31     2.31%          2.29%         06/2003       11028.85921           11160.05075
2003-07-31  2003-08-31     2.26%          2.58%         07/2003       11283.70935           11416.08512
2003-08-31  2003-09-30     3.05%          3.00%         08/2003       11538.55948           11710.45636
2003-09-30  2003-10-31     5.99%          6.26%         09/2003       11890.07691           12061.78555
2003-10-31  2003-11-30     2.16%          2.27%         10/2003       12601.89969           12817.10429
2003-11-30  2003-12-31     7.40%          7.67%         11/2003        12874.3257           13107.63318
2003-12-31  2004-01-31     1.29%          1.39%         12/2003       13827.55284           14112.72688
2004-01-31  2004-02-29     2.23%          2.30%         01/2004       14006.31888           14309.22909
2004-02-29  2004-03-31     0.75%          0.50%         02/2004       14319.15944            14638.3333
2004-03-31  2004-04-30    -3.10%         -2.62%         03/2004       14426.41906           14711.61449
2004-04-30  2004-05-31     0.77%          0.47%         04/2004       13979.50397           14326.52241
2004-05-31  2004-06-30     2.78%          2.31%         05/2004        14086.7636           14393.48999
2004-06-30  2004-07-31    -3.75%         -3.05%         06/2004       14478.06171           14725.88378
2004-07-31  2004-08-31     0.65%          0.42%         07/2004       13935.81221            14276.8102
2004-08-31  2004-09-30     1.96%          2.91%         08/2004       14026.18713           14336.16895
2004-09-30  2004-10-31     3.37%          3.59%         09/2004       14301.48347           14754.05385
2004-10-31  2004-11-30     6.33%          6.65%         10/2004       14782.73974            15284.2776
2004-11-30  2004-12-31     4.52%          4.22%         11/2004       15718.01137           16300.75747
2004-12-31  2005-01-31    -1.78%         -1.97%         12/2004       16428.92772           16989.40669
2005-01-31  2005-02-28     3.86%          4.45%         01/2005       16135.88107           16654.94269
2005-02-28  2005-03-31    -2.36%         -2.27%         02/2005        16758.6052           17395.84581
2005-03-31  2005-04-30    -2.02%         -2.55%         03/2005       16363.82933           17000.98254
2005-04-30  2005-05-31    -0.63%          0.18%         04/2005       16033.61753           16567.48433
2005-05-31  2005-06-30     1.44%          1.63%         05/2005       15932.71948           16597.69751
2005-06-30  2005-07-31     3.04%          3.23%         06/2005       16162.25476           16869.00377
2005-07-31  2005-08-31     3.68%          2.76%         07/2005       16654.27056           17413.79488
2005-08-31  2005-09-30     3.31%          4.56%         08/2005       17266.96947           17894.53946
2005-09-30  2005-10-31    -2.20%         -3.23%         09/2005       17839.10808           18711.18961
2005-10-31  2005-11-30     1.55%          2.65%         10/2005       17447.44967           18106.58452
2005-11-30  2005-12-31     5.22%          4.64%         11/2005       17717.88047           18586.07722
2005-12-31  2006-01-31     5.84%          6.32%         12/2005       18642.62603            19447.8385
2006-01-31  2006-02-28    -0.67%         -0.34%         01/2006        19731.5206           20677.90796
2006-02-28  2006-03-31     3.69%          3.17%         02/2006       19600.10229            20608.4637
2006-03-31  2006-04-30     4.85%          4.78%         03/2006       20322.88337           21262.03853
2006-04-30  2006-05-31    -3.62%         -3.80%         04/2006       21309.43111           22278.72975
2006-05-31  2006-06-30    -0.39%         -0.13%         05/2006       20538.98431           21432.31082
2006-06-30  2006-07-31     1.07%          0.94%         06/2006       20458.14278            21404.7152
2006-07-31  2006-08-31     2.63%          2.84%         07/2006       20677.20111           21605.26571
2006-08-31  2006-09-30    -0.04%         -0.08%         08/2006       21220.08478           22219.30598
2006-09-30  2006-10-31     3.84%          3.95%         09/2006       21211.58156           22201.41652
2006-10-31  2006-11-30     2.96%          2.98%         10/2006       22025.93767           23078.81278
2006-11-30  2006-12-31     2.64%          2.87%         11/2006       22678.90385           23766.23179
2006-12-31  2007-01-31     1.28%          0.61%         12/2006       23277.04445           24447.67862
2007-01-31  2007-02-28     0.29%          0.80%         01/2007       23575.59156           24596.81523
2007-02-28  2007-03-31     2.77%          2.56%         02/2007       23643.00543           24793.58307
2007-03-31  2007-04-30     3.53%          4.55%         03/2007       24296.80678           25428.87548
2007-04-30  2007-05-31     3.10%          2.22%         04/2007        25154.9083           26585.83302
2007-05-31  2007-06-30    -0.19%          0.10%         05/2007       25935.87709           27176.22708
2007-06-30  2007-07-31    -1.89%         -1.38%         06/2007       25887.55844            27203.4992
2007-07-31  2007-08-31    -0.69%         -1.45%         07/2007       25399.11395           26827.45133
2007-08-31  2007-09-30     5.49%          5.68%         08/2007       25223.27393           26439.13227
2007-09-30  2007-10-31     4.46%          4.35%         09/2007       26607.05793           27941.23223
2007-10-31  2007-11-30    -3.57%         -3.91%         10/2007       27795.04833            29155.8544
2007-11-30  2007-12-31    -2.33%         -1.88%         11/2007       26802.95817           28015.69869
2007-12-31  2008-01-31    -7.57%         -9.02%         12/2007        26177.5541           27489.05893
2008-01-31  2008-02-29    -0.08%          1.81%         01/2008       24194.70953           25010.60702
2008-02-29  2008-03-31    -0.35%         -1.43%         02/2008        24174.6808           25463.85563
2008-03-31  2008-04-30     5.29%          5.56%         03/2008         24090.135           25100.36419
2008-04-30  2008-05-31     2.10%          1.52%         04/2008       25364.37371           26495.58367
2008-05-31  2008-06-30    -7.96%         -7.78%         05/2008       25896.14262             26897.647
2008-06-30  2008-07-31    -3.64%         -3.56%         06/2008       23833.69433           24806.01124
2008-07-31  2008-08-31    -4.27%         -3.87%         07/2008       22966.08661           23923.25865
2008-08-31  2008-09-30   -12.16%        -14.44%         08/2008       21986.20025           22998.07514
2008-09-30  2008-10-31   -21.08%        -20.80%         09/2008       19312.46685           19677.65227
2008-10-31  2008-11-30    -6.01%         -5.42%         10/2008       15240.53244           15584.31425
2008-11-30  2008-12-31     7.01%          5.27%         11/2008        14324.6598            14739.1788
2008-12-31  2009-01-31   -11.23%         -9.33%         12/2008       15328.53788           15516.16027
2009-01-31  2009-02-28   -10.06%        -10.12%         01/2009       13606.92943           14068.39209
2009-02-28  2009-03-31     7.69%          6.59%         02/2009       12237.93958           12644.22388
2009-03-31  2009-04-30    11.37%         12.90%         03/2009        13179.3387           13477.42184
2009-04-30  2009-05-31    13.97%         12.65%         04/2009        14678.4104           15215.45069
2009-05-31  2009-06-30    -1.39%         -1.04%         05/2009       16729.22377           17139.69107
2009-06-30  2009-07-31     9.60%          9.39%         06/2009       16497.15383            16962.2042
2009-07-31  2009-08-31     3.91%          4.79%         07/2009       18081.38755           18554.91583
2009-08-31  2009-09-30     4.26%          4.13%         08/2009       18789.01194           19444.16669
2009-09-30  2009-10-31    -2.59%         -1.61%         09/2009       19589.36786            20246.4017
2009-10-31  2009-11-30     3.72%          2.47%         10/2009       19081.10318           19921.38374
2009-11-30  2009-12-31     1.19%          1.59%         11/2009       19790.55596           20414.28949
2009-12-31  2010-01-31    -5.17%         -4.69%         12/2009       20025.42962           20739.71496
2010-01-31  2010-02-28     0.67%         -0.10%         01/2010        18989.4474           19767.55316
2010-02-28  2010-03-31     6.30%          6.44%         02/2010       19117.61015           19747.74296
2010-03-31  2010-04-30    -1.95%         -1.49%         03/2010       20322.10055           21018.97237
2010-04-30  2010-05-31   -10.90%        -11.03%         04/2010       19926.14598            20705.5737
2010-05-31  2010-06-30    -1.63%         -1.45%         05/2010        17753.7466           18420.71863
2010-06-30  2010-07-31    10.32%          9.24%         06/2010       17465.22624           18154.24072
2010-07-31  2010-08-31    -3.44%         -2.99%         07/2010       19268.22845           19832.15152
2010-08-31  2010-09-30     9.84%          9.59%         08/2010       18605.67944           19239.37361
2010-09-30  2010-10-31     3.63%          3.56%         09/2010       20436.61425           21084.94731
2010-10-31  2010-11-30    -4.38%         -4.23%         10/2010       21178.17762           21836.08012
2010-11-30  2010-12-31     8.03%          8.05%         11/2010        20251.2234           20911.33371
2010-12-31  2011-01-31     2.26%          2.15%         12/2010       21877.75571           22595.14698
2011-01-31  2011-02-28     3.93%          3.71%         01/2011       22372.23036           23081.88961
2011-02-28  2011-03-31    -2.29%         -2.00%         02/2011       23251.29638           23937.75502
2011-03-31  2011-04-30     5.72%          5.45%         03/2011       22718.78263           23458.22183
2011-04-30  2011-05-31    -2.84%         -2.96%         04/2011       24018.88755           24735.79508
2011-05-31  2011-06-30    -1.42%         -1.42%         05/2011       23335.78157           24002.51829
2011-06-30  2011-07-31    -2.04%         -1.65%         06/2011       23005.27812            23660.6711
2011-07-31  2011-08-31    -8.39%         -8.45%         07/2011        22535.5544           23270.36799
2011-08-31  2011-09-30   -11.01%        -10.04%         08/2011       20645.47564           21303.01857
2011-09-30  2011-10-31     9.68%          9.73%         09/2011       18372.40266           19163.70779
2011-10-31  2011-11-30    -2.51%         -4.62%         10/2011       20150.01419           21027.44381
2011-11-30  2011-12-31    -2.30%         -1.09%         11/2011       19643.73242           20055.70845
2011-12-31  2012-01-31     6.04%          5.40%         12/2011       19191.87442           19836.86573
2012-01-31  2012-02-29     4.85%          5.50%         01/2012       20350.20057           20907.86348
2012-02-29  2012-03-31    -0.17%         -0.74%         02/2012       21338.18464           22057.34745
2012-03-31  2012-04-30    -1.93%         -1.70%         03/2012       21300.88292           21894.09324
2012-04-30  2012-05-31   -11.07%        -11.40%         04/2012       20890.81245           21522.48712
2012-05-31  2012-06-30     6.63%          6.55%         05/2012       18578.47062            19068.8287
2012-06-30  2012-07-31     0.29%          1.25%         06/2012       19809.36437           20318.28267
2012-07-31  2012-08-31     3.38%          2.85%         07/2012       19867.32038           20571.27444
2012-08-31  2012-09-30     2.98%          3.04%         08/2012       20539.61011           21158.19849
2012-09-30  2012-10-31     0.88%          0.70%         09/2012       21151.05982           21800.59481
                                                     10/31/2012       21337.31022           21953.36604

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         5.89%      -5.15%     7.87%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

International Core Equity Portfolio vs. MSCI World ex USA Index (net div.) September 15, 2005 - October 31, 2012

                                                                International Core Equity    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio         USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------
2005-09-15  2005-09-30     1.00%          1.71%         09/2005              10000                  10000
2005-09-30  2005-10-31    -2.38%         -3.23%         09/2005              10100            10170.83717
2005-10-31  2005-11-30     2.13%          2.65%         10/2005        9859.999997            9842.192116
2005-11-30  2005-12-31     5.62%          4.64%         11/2005              10070            10102.82986
2005-12-31  2006-01-31     6.51%          6.32%         12/2005        10636.30827            10571.25724
2006-01-31  2006-02-28     0.09%         -0.34%         01/2006        11328.67174            11239.88582
2006-02-28  2006-03-31     3.90%          3.17%         02/2006        11338.70599            11202.13802
2006-03-31  2006-04-30     4.77%          4.78%         03/2006        11781.27728            11557.40155
2006-04-30  2006-05-31    -4.07%         -3.80%         04/2006        12343.24621            12110.04417
2006-05-31  2006-06-30    -1.17%         -0.13%         05/2006        11841.48824            11649.95642
2006-06-30  2006-07-31     0.52%          0.94%         06/2006        11702.58559            11634.95628
2006-07-31  2006-08-31     2.93%          2.84%         07/2006        11763.43092            11743.96947
2006-08-31  2006-09-30     0.54%         -0.08%         08/2006        12108.22114             12077.7432
2006-09-30  2006-10-31     3.93%          3.95%         09/2006        12173.07014            12068.01903
2006-10-31  2006-11-30     3.52%          2.98%         10/2006        12651.84361            12544.94512
2006-11-30  2006-12-31     3.09%          2.87%         11/2006        13096.89114            12918.60532
2006-12-31  2007-01-31     1.83%          0.61%         12/2006        13502.22208            13289.01922
2007-01-31  2007-02-28     0.52%          0.80%         01/2007        13748.65047            13370.08538
2007-02-28  2007-03-31     3.17%          2.56%         02/2007        13820.52541            13477.04243
2007-03-31  2007-04-30     3.75%          4.55%         03/2007        14258.15172            13822.36819
2007-04-30  2007-05-31     2.78%          2.22%         04/2007        14792.31879            14451.25534
2007-05-31  2007-06-30    -0.60%          0.10%         05/2007        15203.21654             14772.1757
2007-06-30  2007-07-31    -1.72%         -1.38%         06/2007        15111.54693            14787.00001
2007-07-31  2007-08-31    -1.89%         -1.45%         07/2007        14851.71979            14582.59174
2007-08-31  2007-09-30     4.27%          5.68%         08/2007        14571.10647            14371.51324
2007-09-30  2007-10-31     4.74%          4.35%         09/2007        15193.08335            15188.00938
2007-10-31  2007-11-30    -5.49%         -3.91%         10/2007        15913.08524            15848.24128
2007-11-30  2007-12-31    -2.60%         -1.88%         11/2007        15039.99798             15228.4871
2007-12-31  2008-01-31    -7.54%         -9.02%         12/2007        14649.06518            14942.22164
2008-01-31  2008-02-29     0.16%          1.81%         01/2008        13545.07766            13595.01009
2008-02-29  2008-03-31     0.46%         -1.43%         02/2008        13566.30819            13841.38234
2008-03-31  2008-04-30     4.13%          5.56%         03/2008        13628.76581            13643.79937
2008-04-30  2008-05-31     1.65%          1.52%         04/2008        14192.20152            14402.19851
2008-05-31  2008-06-30    -9.29%         -7.78%         05/2008         14426.0805            14620.74799
2008-06-30  2008-07-31    -3.97%         -3.56%         06/2008        13085.99796              13483.798
2008-07-31  2008-08-31    -3.79%         -3.87%         07/2008        12566.88399            13003.96038
2008-08-31  2008-09-30   -12.76%        -14.44%         08/2008        12091.02952            12501.05858
2008-09-30  2008-10-31   -22.66%        -20.80%         09/2008        10548.31334            10696.17706
2008-10-31  2008-11-30    -6.03%         -5.42%         10/2008        8157.763078            8471.162225
2008-11-30  2008-12-31     6.99%          5.27%         11/2008        7665.672812            8011.772138
2008-12-31  2009-01-31   -10.84%         -9.33%         12/2008        8201.798787            8434.115781
2009-01-31  2009-02-28   -10.51%        -10.12%         01/2009        7312.447111            7647.152754
2009-02-28  2009-03-31     8.43%          6.59%         02/2009        6543.871588            6873.017959
2009-03-31  2009-04-30    15.06%         12.90%         03/2009        7095.446521             7325.91919
2009-04-30  2009-05-31    15.11%         12.65%         04/2009        8164.170608            8270.659143
2009-05-31  2009-06-30    -0.84%         -1.04%         05/2009        9398.161306            9316.618056
2009-06-30  2009-07-31     9.94%          9.39%         06/2009        9319.178937            9220.141559
2009-07-31  2009-08-31     5.56%          4.79%         07/2009        10245.51648            10085.89147
2009-08-31  2009-09-30     4.86%          4.13%         08/2009        10814.71184            10569.26136
2009-09-30  2009-10-31    -3.02%         -1.61%         09/2009        11340.07285            11005.33206
2009-10-31  2009-11-30     2.66%          2.47%         10/2009        10997.28168            10828.66212
2009-11-30  2009-12-31     1.20%          1.59%         11/2009        11289.34432            11096.59079
2009-12-31  2010-01-31    -4.24%         -4.69%         12/2009        11424.47812            11273.48224
2010-01-31  2010-02-28     0.10%         -0.10%         01/2010        10940.00814            10745.04447
2010-02-28  2010-03-31     7.46%          6.44%         02/2010        10951.27488            10734.27624
2010-03-31  2010-04-30    -0.48%         -1.49%         03/2010        11768.61429            11425.27813
2010-04-30  2010-05-31   -11.75%        -11.03%         04/2010        11712.19716            11254.92409
2010-05-31  2010-06-30    -1.67%         -1.45%         05/2010        10335.61907            10012.94593
2010-06-30  2010-07-31    10.57%          9.24%         06/2010        10163.34335            9868.096585
2010-07-31  2010-08-31    -4.07%         -2.99%         07/2010        11237.98258            10780.15819
2010-08-31  2010-09-30    10.69%          9.59%         08/2010        10780.68929            10457.94203
2010-09-30  2010-10-31     3.65%          3.56%         09/2010        11933.21274            11461.14011
2010-10-31  2010-11-30    -3.99%         -4.23%         10/2010        12369.23398            11869.43321
2010-11-30  2010-12-31     9.58%          8.05%         11/2010        11875.84152            11366.76901
2010-12-31  2011-01-31     2.58%          2.15%         12/2010        13013.38097            12282.03901
2011-01-31  2011-02-28     3.38%          3.71%         01/2011         13348.5391            12546.61759
2011-02-28  2011-03-31    -1.75%         -2.00%         02/2011        13799.26898            13011.84017
2011-03-31  2011-04-30     5.38%          5.45%         03/2011         13557.4505            12751.18042
2011-04-30  2011-05-31    -3.08%         -2.96%         04/2011        14287.46707            13445.63062
2011-05-31  2011-06-30    -1.77%         -1.42%         05/2011        13847.13962            13047.04352
2011-06-30  2011-07-31    -2.25%         -1.65%         06/2011        13602.18115            12861.22572
2011-07-31  2011-08-31    -8.83%         -8.45%         07/2011        13296.77811            12649.06875
2011-08-31  2011-09-30   -11.66%        -10.04%         08/2011        12122.15107            11579.67706
2011-09-30  2011-10-31     9.16%          9.73%         09/2011        10709.04568            10416.81238
2011-10-31  2011-11-30    -3.03%         -4.62%         10/2011        11690.11719            11429.88295
2011-11-30  2011-12-31    -2.55%         -1.09%         11/2011        11335.51303            10901.67697
2011-12-31  2012-01-31     7.34%          5.40%         12/2011        11046.57488            10782.72069
2012-01-31  2012-02-29     5.13%          5.50%         01/2012        11857.77045             11364.8827
2012-02-29  2012-03-31    -0.01%         -0.74%         02/2012        12466.16712            11989.70744
2012-03-31  2012-04-30    -2.21%         -1.70%         03/2012        12465.06145            11900.96739
2012-04-30  2012-05-31   -11.96%        -11.40%         04/2012        12190.18473            11698.97353
2012-05-31  2012-06-30     6.13%          6.55%         05/2012        10732.14303            10365.23897
2012-06-30  2012-07-31    -0.11%          1.25%         06/2012         11389.6719            11044.40439
2012-07-31  2012-08-31     3.53%          2.85%         07/2012        11377.51643            11181.92306
2012-08-31  2012-09-30     3.55%          3.04%         08/2012        11778.64682            11500.95724
2012-09-30  2012-10-31     1.10%          0.70%         09/2012        12197.22662            11850.14447
                                                     10/31/2012        12331.53042            11933.18629

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      5.49%      -4.97%        2.98%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.


International Small Company Portfolio vs. MSCI World ex USA Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                International Small
                                                                Company Portfolio-      MSCI World ex USA
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Institutional Class Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- --------------------------
2002-10-31  2002-11-30     2.63%          2.80%         10/2002           10000                 10000
2002-11-30  2002-12-31     0.67%         -1.63%         11/2002      10263.1579             10280.361
2002-12-31  2003-01-31    -0.27%         -1.08%         12/2002     10331.88937             10112.682
2003-01-31  2003-02-28     0.55%         -0.73%         01/2003     10303.66016             10003.911
2003-02-28  2003-03-31    -0.41%         -0.97%         02/2003     10360.11858             9930.5819
2003-03-31  2003-04-30     8.21%          9.17%         03/2003     10317.77476             9834.5209
2003-04-30  2003-05-31     9.23%          8.84%         04/2003     11164.65095             10735.979
2003-05-31  2003-06-30     4.51%          5.21%         05/2003     12195.01696             11685.101
2003-06-30  2003-07-31     3.43%          3.02%         06/2003     12745.48648             12294.465
2003-07-31  2003-08-31     5.14%          6.58%         07/2003     13183.03917              12665.51
2003-08-31  2003-09-30     5.70%          5.72%         08/2003     13860.54011             13499.138
2003-09-30  2003-10-31     5.39%          7.97%         09/2003     14650.95788             14270.804
2003-10-31  2003-11-30     0.55%          0.09%         10/2003     15441.37564             15408.626
2003-11-30  2003-12-31     5.66%          6.10%         11/2003     15526.06326             15422.192
2003-12-31  2004-01-31     5.59%          4.30%         12/2003     16405.05144             16363.492
2004-01-31  2004-02-29     2.98%          3.03%         01/2004     17322.81656             17067.328
2004-02-29  2004-03-31     4.02%          3.85%         02/2004     17839.05943             17584.053
2004-03-31  2004-04-30    -3.01%         -3.57%         03/2004     18556.06343             18261.736
2004-04-30  2004-05-31    -1.12%         -1.08%         04/2004     17996.80031             17609.596
2004-05-31  2004-06-30     4.66%          5.05%         05/2004     17796.03919             17419.674
2004-06-30  2004-07-31    -3.65%         -4.41%         06/2004     18625.06862             18299.378
2004-07-31  2004-08-31     0.89%          0.52%         07/2004     17944.89907             17492.392
2004-08-31  2004-09-30     2.38%          2.74%         08/2004     18104.08768             17583.076
2004-09-30  2004-10-31     3.21%          3.70%         09/2004     18534.81537             18064.114
2004-10-31  2004-11-30     7.21%          8.00%         10/2004     19130.36979             18732.508
2004-11-30  2004-12-31     4.71%          4.66%         11/2004     20510.31294             20230.498
2004-12-31  2005-01-31     2.37%          1.54%         12/2004     21477.25337             21173.631
2005-01-31  2005-02-28     4.43%          4.25%         01/2005     21986.47695             21499.823
2005-02-28  2005-03-31    -1.76%         -1.63%         02/2005     22959.99262              22413.38
2005-03-31  2005-04-30    -2.39%         -2.82%         03/2005     22555.60919             22048.446
2005-04-30  2005-05-31    -1.70%          0.24%         04/2005     22016.43128             21427.471
2005-05-31  2005-06-30     2.52%          2.65%         05/2005     21642.00218             21477.946
2005-06-30  2005-07-31     3.61%          4.34%         06/2005      22187.2913             22047.591
2005-07-31  2005-08-31     4.41%          3.07%         07/2005     22988.87715             23005.512
2005-08-31  2005-09-30     2.39%          4.05%         08/2005     24002.20265             23711.548
2005-09-30  2005-10-31    -1.98%         -3.64%         09/2005     24574.66963             24672.769
2005-10-31  2005-11-30     1.95%          3.33%         10/2005     24089.24405             23773.878
2005-11-30  2005-12-31     6.65%          7.77%         11/2005     24559.50008             24566.442
2005-12-31  2006-01-31     6.91%          7.13%         12/2005     26192.91935             26476.052
2006-01-31  2006-02-28    -0.63%         -1.26%         01/2006     28003.19451             28363.541
2006-02-28  2006-03-31     4.61%          4.70%         02/2006     27826.97304             28007.528
2006-03-31  2006-04-30     4.73%          4.65%         03/2006     29108.58376             29324.273
2006-04-30  2006-05-31    -5.04%         -5.53%         04/2006      30486.3153             30689.171
2006-05-31  2006-06-30    -1.92%         -2.44%         05/2006     28948.38242             28993.193
2006-06-30  2006-07-31    -1.08%         -2.44%         06/2006     28392.62357             28287.156
2006-07-31  2006-08-31     2.65%          2.92%         07/2006     28085.23904             27596.275
2006-08-31  2006-09-30     0.74%         -0.27%         08/2006     28829.43317             28403.138
2006-09-30  2006-10-31     3.97%          3.97%         09/2006     29042.73182             28326.754
2006-10-31  2006-11-30     4.52%          4.30%         10/2006     30195.99466             29451.377
2006-11-30  2006-12-31     3.64%          2.96%         11/2006     31560.41831             30718.135
2006-12-31  2007-01-31     2.80%          2.04%         12/2006     32709.04391             31627.537
2007-01-31  2007-02-28     1.41%          1.75%         01/2007     33624.21923             32272.711
2007-02-28  2007-03-31     3.74%          3.31%         02/2007     34098.75459             32838.967
2007-03-31  2007-04-30     3.31%          3.86%         03/2007     35374.02149             33927.454
2007-04-30  2007-05-31     2.04%          1.48%         04/2007     36544.11136             35235.682
2007-05-31  2007-06-30    -0.16%         -0.22%         05/2007     37290.25563             35756.404
2007-06-30  2007-07-31     0.05%         -0.62%         06/2007     37229.96027             35678.494
2007-07-31  2007-08-31    -3.86%         -5.27%         07/2007      37247.0775             35458.883
2007-08-31  2007-09-30     2.20%          2.26%         08/2007     35809.23076             33588.853
2007-09-30  2007-10-31     5.40%          6.75%         09/2007     36596.47595             34347.375
2007-10-31  2007-11-30    -7.31%         -8.22%         10/2007      38573.2701             36666.456
2007-11-30  2007-12-31    -3.34%         -2.93%         11/2007     35754.18976             33651.894
2007-12-31  2008-01-31    -7.61%         -9.69%         12/2007     34560.52272             32665.849
2008-01-31  2008-02-29     2.53%          4.75%         01/2008     31931.71701             29499.344
2008-02-29  2008-03-31     0.13%         -1.10%         02/2008     32740.58032             30900.251
2008-03-31  2008-04-30     2.13%          2.43%         03/2008     32783.46742             30559.071
2008-04-30  2008-05-31     2.64%          2.02%         04/2008      33483.3392             31302.661
2008-05-31  2008-06-30    -7.40%         -7.72%         05/2008     34367.38776             31934.986
2008-06-30  2008-07-31    -4.81%         -5.04%         06/2008      31822.6109             29469.086
2008-07-31  2008-08-31    -3.94%         -3.70%         07/2008     30292.13929             27983.115
2008-08-31  2008-09-30   -15.16%        -17.59%         08/2008     29097.62486             26948.389
2008-09-30  2008-10-31   -23.42%        -24.69%         09/2008      24686.0938             22208.126
2008-10-31  2008-11-30    -5.16%         -4.85%         10/2008     18904.10377             16725.993
2008-11-30  2008-12-31     8.21%          6.67%         11/2008     17927.92364             15915.498
2008-12-31  2009-01-31    -7.90%         -5.81%         12/2008     19399.00778             16976.822
2009-01-31  2009-02-28    -9.11%         -9.13%         01/2009     17866.01302             15990.854
2009-02-28  2009-03-31     6.62%          6.42%         02/2009     16238.38895             14530.258
2009-03-31  2009-04-30    13.25%         15.42%         03/2009     17312.62084             15463.346
2009-04-30  2009-05-31    14.89%         14.80%         04/2009     19607.06456             17847.053
2009-05-31  2009-06-30     1.05%          1.20%         05/2009     22527.26566             20488.083
2009-06-30  2009-07-31     7.50%          8.04%         06/2009     22764.07949             20734.192
2009-07-31  2009-08-31     6.35%          7.71%         07/2009       24470.906             22400.383
2009-08-31  2009-09-30     5.32%          5.62%         08/2009     26024.30991             24126.942
2009-09-30  2009-10-31    -1.82%         -1.54%         09/2009     27408.43525             25482.953
2009-10-31  2009-11-30     1.36%          0.78%         10/2009     26908.35152             25089.837
2009-11-30  2009-12-31     0.97%          1.26%         11/2009     27273.79732             25285.398
2009-12-31  2010-01-31    -1.55%         -1.32%         12/2009     27538.60659             25605.138
2010-01-31  2010-02-28    -0.14%         -0.57%         01/2010      27112.8516             25267.753
2010-02-28  2010-03-31     7.14%          7.43%         02/2010      27074.1466             25123.106
2010-03-31  2010-04-30     1.54%          1.98%         03/2010     29008.05027             26990.811
2010-04-30  2010-05-31   -11.83%        -12.02%         04/2010     29453.43423             27524.185
2010-05-31  2010-06-30    -0.23%         -0.94%         05/2010     25967.82071             24217.067
2010-06-30  2010-07-31     9.14%          8.58%         06/2010     25906.84332             23989.846
2010-07-31  2010-08-31    -2.98%         -2.60%         07/2010     28274.46268             26047.283
2010-08-31  2010-09-30    11.00%         11.35%         08/2010     27433.07728             25370.528
2010-09-30  2010-10-31     3.93%          4.12%         09/2010     30450.27879             28249.163
2010-10-31  2010-11-30    -2.79%         -2.62%         10/2010     31646.32965             29413.479
2010-11-30  2010-12-31    10.92%         11.31%         11/2010     30763.99704             28642.447
2010-12-31  2011-01-31     1.22%          0.52%         12/2010     34123.45077             31880.684
2011-01-31  2011-02-28     3.05%          2.84%         01/2011      34540.5593             32047.936
2011-02-28  2011-03-31    -0.16%         -0.09%         02/2011      35593.2618              32959.15
2011-03-31  2011-04-30     4.75%          4.96%         03/2011     35537.66066             32928.708
2011-04-30  2011-05-31    -2.78%         -2.77%         04/2011     37227.09084             34561.329
2011-05-31  2011-06-30    -2.03%         -2.16%         05/2011     36193.55708             33604.255
2011-06-30  2011-07-31    -0.96%         -0.55%         06/2011     35458.95786             32877.185
2011-07-31  2011-08-31    -7.84%         -7.90%         07/2011     35117.42682             32697.801
2011-08-31  2011-09-30   -11.82%        -11.48%         08/2011     32365.08845             30114.811
2011-09-30  2011-10-31     7.64%          8.12%         09/2011      28539.6961             26657.384
2011-10-31  2011-11-30    -3.16%         -5.02%         10/2011     30721.07414             28821.611
2011-11-30  2011-12-31    -2.91%         -1.95%         11/2011     29751.57279             27373.738
2011-12-31  2012-01-31     8.53%          8.26%         12/2011     28886.43886             26841.005
2012-01-31  2012-02-29     5.06%          5.66%         01/2012     31349.29998             29057.812
2012-02-29  2012-03-31     0.39%         -0.66%         02/2012     32935.54951             30703.773
2012-03-31  2012-04-30    -1.20%         -0.52%         03/2012     33063.02757             30500.407
2012-04-30  2012-05-31   -11.64%        -11.75%         04/2012     32666.18769             30341.793
2012-05-31  2012-06-30     3.91%          3.45%         05/2012     28864.87941             26776.218
2012-06-30  2012-07-31    -0.28%          0.77%         06/2012     29992.89831             27700.112
2012-07-31  2012-08-31     3.47%          2.87%         07/2012     29908.17261             27914.059
2012-08-31  2012-09-30     4.17%          4.74%         08/2012     30946.06246             28715.677
2012-09-30  2012-10-31     0.66%          0.49%         09/2012     32237.33829             30076.125
                                                     10/31/2012     32449.70547              30222.68

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         5.63%      -3.40%     12.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Japanese Small Company Portfolio vs. MSCI Japan Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                Japanese Small Company         MSCI Japan
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate         Portfolio        Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ---------------------- --------------------------
2002-10-31  2002-11-30    -0.66%          0.75%         10/2002            10000                    10000
2002-11-30  2002-12-31    -0.77%         -2.23%         11/2002      9933.687003              10075.08187
2002-12-31  2003-01-31     0.00%         -0.58%         12/2002       9857.65444              9849.969381
2003-01-31  2003-02-28     7.36%          5.07%         01/2003      9857.654442              9792.859234
2003-02-28  2003-03-31     0.76%         -1.62%         02/2003      10582.87698              10289.41133
2003-03-31  2003-04-30     4.41%          3.12%         03/2003      10663.45726              10122.74022
2003-04-30  2003-05-31     6.15%          4.57%         04/2003       11133.5089              10438.51008
2003-05-31  2003-06-30     7.73%         11.22%         05/2003       11818.4413              10915.49296
2003-06-30  2003-07-31     1.27%          1.17%         06/2003      12731.68449              12140.63207
2003-07-31  2003-08-31     8.65%         12.61%         07/2003      12892.84505              12283.20775
2003-08-31  2003-09-30     6.33%          7.28%         08/2003      14007.53894              13831.70478
2003-09-30  2003-10-31     3.88%          7.41%         09/2003      14893.92204              14837.98823
2003-10-31  2003-11-30    -6.25%         -6.87%         10/2003      15471.41406              15937.72465
2003-11-30  2003-12-31     5.88%          7.15%         11/2003      14504.45068              14842.64757
2003-12-31  2004-01-31     4.72%          3.64%         12/2003      15357.47439              15903.77806
2004-01-31  2004-02-29     0.59%         -0.26%         01/2004      16081.62576              16482.86696
2004-02-29  2004-03-31    20.10%         18.33%         02/2004       16177.2684              16440.26731
2004-03-31  2004-04-30    -3.23%         -3.18%         03/2004      19429.11797              19454.19207
2004-04-30  2004-05-31    -4.80%         -4.97%         04/2004      18800.60923              18835.29913
2004-05-31  2004-06-30     9.47%         10.52%         05/2004      17898.83582              17899.83759
2004-06-30  2004-07-31    -6.28%         -8.19%         06/2004      19593.07676              19782.60869
2004-07-31  2004-08-31     1.49%          1.04%         07/2004      18363.38575              18161.42602
2004-08-31  2004-09-30    -2.42%         -3.02%         08/2004      18636.65042              18350.99444
2004-09-30  2004-10-31     1.95%          1.85%         09/2004      18185.76372              17797.06595
2004-10-31  2004-11-30     3.10%          4.35%         10/2004      18541.00779              18126.14819
2004-11-30  2004-12-31     4.78%          4.84%         11/2004      19114.86359              18914.90721
2004-12-31  2005-01-31     4.00%          3.40%         12/2004      20028.11817              19830.53329
2005-01-31  2005-02-28     3.65%          1.91%         01/2005      20829.79578              20505.07202
2005-02-28  2005-03-31     0.58%         -0.23%         02/2005       21590.0073              20897.12186
2005-03-31  2005-04-30    -2.74%         -0.81%         03/2005      21714.40556              20848.39852
2005-04-30  2005-05-31    -1.77%         -1.84%         04/2005      21120.05836              20678.93181
2005-05-31  2005-06-30     1.88%          1.35%         05/2005      20746.86361              20298.06438
2005-06-30  2005-07-31     2.10%          2.83%         06/2005      21136.50604              20572.69895
2005-07-31  2005-08-31     5.45%          3.43%         07/2005      21579.44526               21155.3822
2005-08-31  2005-09-30     4.08%          6.25%         08/2005      22756.00257              21881.43987
2005-09-30  2005-10-31     3.04%          2.00%         09/2005      23683.40657              23249.02154
2005-10-31  2005-11-30     1.93%          4.27%         10/2005      24403.18281              23713.49078
2005-11-30  2005-12-31    11.35%         13.52%         11/2005      24873.80574              24726.96291
2005-12-31  2006-01-31     4.22%          3.19%         12/2005      27696.48745              28070.90178
2006-01-31  2006-02-28    -6.03%         -6.51%         01/2006      28866.17319              28965.62742
2006-02-28  2006-03-31     4.41%          4.49%         02/2006      27125.56941              27079.52821
2006-03-31  2006-04-30     1.92%          0.50%         03/2006      28323.10482              28294.28366
2006-04-30  2006-05-31    -7.09%         -8.02%         04/2006      28866.17321              28434.72936
2006-05-31  2006-06-30    -3.83%         -3.13%         05/2006      26819.22316              26153.78472
2006-06-30  2006-07-31    -4.77%         -6.61%         06/2006      25791.03783              25334.67345
2006-07-31  2006-08-31     1.60%          2.66%         07/2006      24559.56125              23659.84185
2006-08-31  2006-09-30    -1.78%         -2.19%         08/2006      24951.39471              24289.11846
2006-09-30  2006-10-31    -0.80%         -0.64%         09/2006      24508.26736              23757.55478
2006-10-31  2006-11-30    -0.69%         -0.84%         10/2006      24312.08912              23605.12794
2006-11-30  2006-12-31     0.87%          0.58%         11/2006      24143.93634              23406.37397
2006-12-31  2007-01-31     2.03%          1.94%         12/2006      24353.59365              23542.69283
2007-01-31  2007-02-28     4.03%          3.95%         01/2007      24847.15229              24000.37275
2007-02-28  2007-03-31    -0.82%         -0.92%         02/2007      25848.37125              24947.40195
2007-03-31  2007-04-30    -1.38%         -1.71%         03/2007      25636.84612              24717.55696
2007-04-30  2007-05-31    -2.06%         -2.38%         04/2007      25284.30423              24294.40116
2007-05-31  2007-06-30     1.61%          0.66%         05/2007      24762.54224              23715.33754
2007-06-30  2007-07-31     0.51%         -0.03%         06/2007      25161.78359              23871.04781
2007-07-31  2007-08-31    -4.21%         -6.09%         07/2007      25289.43639              23864.94367
2007-08-31  2007-09-30    -0.14%         -0.61%         08/2007      24225.66313              22411.08335
2007-09-30  2007-10-31     0.65%          3.62%         09/2007      24190.62418              22275.03884
2007-10-31  2007-11-30    -2.33%         -4.20%         10/2007      24346.78432              23080.52444
2007-11-30  2007-12-31    -6.32%         -5.98%         11/2007      23778.92929              22110.18267
2007-12-31  2008-01-31    -2.76%         -4.91%         12/2007       22276.1423              20787.37617
2008-01-31  2008-02-29    -0.86%          1.10%         01/2008      21661.33221              19766.37958
2008-02-29  2008-03-31     1.96%          0.03%         02/2008       21475.4594              19983.05381
2008-03-31  2008-04-30     0.72%          1.24%         03/2008      21897.06899              19989.52537
2008-04-30  2008-05-31     3.63%          3.08%         04/2008       22054.4989              20237.73298
2008-05-31  2008-06-30    -4.75%         -6.14%         05/2008      22855.96025              20861.33463
2008-06-30  2008-07-31    -2.79%         -3.27%         06/2008      21771.22763              19580.38503
2008-07-31  2008-08-31    -5.53%         -4.42%         07/2008      21164.06192               18939.5221
2008-08-31  2008-09-30    -6.57%         -9.76%         08/2008      19993.09948              18102.73475
2008-09-30  2008-10-31    -7.28%        -10.56%         09/2008      18680.10966               16335.0643
2008-10-31  2008-11-30     2.59%          4.08%         10/2008      17319.97774              14610.87139
2008-11-30  2008-12-31    10.18%          7.79%         11/2008      17768.53188              15207.58848
2008-12-31  2009-01-31    -6.87%         -5.24%         12/2008      19576.80123              16391.82817
2009-01-31  2009-02-28   -13.06%        -13.15%         01/2009      18232.72234              15532.69167
2009-02-28  2009-03-31     4.63%          3.53%         02/2009      15851.36517               13490.5956
2009-03-31  2009-04-30     3.97%          5.12%         03/2009      16585.88307              13966.68196
2009-04-30  2009-05-31    12.30%         12.24%         04/2009      17244.05303               14681.2359
2009-05-31  2009-06-30     6.62%          6.36%         05/2009      19364.82292               16477.8381
2009-06-30  2009-07-31     2.07%          2.50%         06/2009      20646.25165              17526.07854
2009-07-31  2009-08-31     5.25%          5.61%         07/2009       21074.2297              17964.79588
2009-08-31  2009-09-30    -1.08%         -0.39%         08/2009       22181.0695              18971.85596
2009-09-30  2009-10-31    -3.63%         -3.66%         09/2009      21941.92888              18896.95379
2009-10-31  2009-11-30    -4.05%         -3.57%         10/2009       21144.5775              18205.29095
2009-11-30  2009-12-31    -0.41%         -1.87%         11/2009      20288.16305              17554.53077
2009-12-31  2010-01-31     1.33%          2.16%         12/2009      20204.16741              17226.74007
2010-01-31  2010-02-28     1.89%          1.90%         01/2010      20471.96934              17598.31424
2010-02-28  2010-03-31     5.08%          4.55%         02/2010      20858.79434              17932.44578
2010-03-31  2010-04-30     2.92%          2.71%         03/2010      21918.19995              18748.39441
2010-04-30  2010-05-31    -8.38%         -6.94%         04/2010      22558.03879              19256.15939
2010-05-31  2010-06-30     1.54%          0.44%         05/2010      20668.28224              17920.38247
2010-06-30  2010-07-31     1.72%          1.21%         06/2010      20987.31276              17999.54236
2010-07-31  2010-08-31    -2.74%         -2.12%         07/2010      21347.60998              18217.74964
2010-08-31  2010-09-30     4.42%          4.09%         08/2010        20762.127              17832.12461
2010-09-30  2010-10-31    -2.15%         -0.82%         09/2010       21679.4166              18561.32287
2010-10-31  2010-11-30     2.48%          1.95%         10/2010      21213.99976              18408.83566
2010-11-30  2010-12-31     9.20%         10.09%         11/2010      21739.47038              18767.41745
2010-12-31  2011-01-31     2.23%          1.19%         12/2010      23739.91273              20661.01405
2011-01-31  2011-02-28     4.61%          4.02%         01/2011      24268.80957              20906.71999
2011-02-28  2011-03-31    -6.25%         -6.17%         02/2011      25387.04862              21747.69396
2011-03-31  2011-04-30    -0.51%          0.09%         03/2011      23800.35808              20405.73235
2011-04-30  2011-05-31    -1.66%         -1.49%         04/2011      23679.46736              20424.23355
2011-05-31  2011-06-30     4.98%          3.72%         05/2011      23286.57256              20120.65268
2011-06-30  2011-07-31     3.62%          4.15%         06/2011      24445.13868              20870.11031
2011-07-31  2011-08-31    -2.71%         -4.09%         07/2011      25329.61657              21737.00781
2011-08-31  2011-09-30    -0.54%          0.09%         08/2011      24643.38373              20848.50785
2011-09-30  2011-10-31    -5.16%         -3.69%         09/2011      24509.27495              20867.42386
2011-10-31  2011-11-30     1.64%         -2.71%         10/2011      23243.39454              20097.71099
2011-11-30  2011-12-31    -0.53%          1.56%         11/2011      23624.68382              19553.25552
2011-12-31  2012-01-31     6.28%          4.10%         12/2011      23499.87679              19858.08869
2012-01-31  2012-02-29     0.12%          1.09%         01/2012      24976.30885              20673.25987
2012-02-29  2012-03-31     2.83%          2.67%         02/2012      25007.06785              20897.89665
2012-03-31  2012-04-30    -2.09%         -1.45%         03/2012      25714.52487              21455.93331
2012-04-30  2012-05-31    -8.37%         -8.30%         04/2012      25176.24235              21145.10649
2012-05-31  2012-06-30     5.29%          4.27%         05/2012      23069.25079              19389.29527
2012-06-30  2012-07-31    -3.39%         -1.56%         06/2012      24290.64032              20216.46374
2012-07-31  2012-08-31     0.00%         -0.57%         07/2012      23467.49202              19900.07911
2012-08-31  2012-09-30     1.43%          2.77%         08/2012      23467.49202              19786.64947
2012-09-30  2012-10-31    -2.15%         -2.16%         09/2012      23803.19441              20333.93316
                                                     10/31/2012      23290.46241               19894.1037

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.20%      -0.88%     8.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Asia Pacific Small Company Portfolio vs. MSCI Pacific ex Japan Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                Asia Pacific Small Company   MSCI Pacific ex Japan
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio          Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------------- --------------------------
2002-10-31  2002-11-30     1.02%          2.23%         10/2002              10000                      10000
2002-11-30  2002-12-31     1.25%          1.63%         11/2002        10102.04082                10222.94441
2002-12-31  2003-01-31     3.28%          3.70%         12/2002        10228.44337                10389.69329
2003-01-31  2003-02-28     0.51%         -1.56%         01/2003        10563.58241                 10774.1636
2003-02-28  2003-03-31    -2.02%         -0.24%         02/2003        10617.20465                10605.86716
2003-03-31  2003-04-30     2.84%          5.52%         03/2003        10402.71567                10580.71942
2003-04-30  2003-05-31    10.15%          7.11%         04/2003        10697.63802                11164.43722
2003-05-31  2003-06-30     4.66%          5.34%         05/2003         11783.4885                 11958.2354
2003-06-30  2003-07-31     6.74%          2.28%         06/2003        12333.11651                12596.40774
2003-07-31  2003-08-31     7.03%          4.86%         07/2003        13164.26132                12883.57562
2003-08-31  2003-09-30     7.99%          7.96%         08/2003        14089.24506                13509.07737
2003-09-30  2003-10-31     5.81%          8.26%         09/2003        15215.31222                14584.14338
2003-10-31  2003-11-30     0.75%         -0.44%         10/2003        16100.07928                15788.91371
2003-11-30  2003-12-31     4.42%          6.55%         11/2003        16220.72933                15719.08037
2003-12-31  2004-01-31     6.26%          4.09%         12/2003        16937.04762                16749.07389
2004-01-31  2004-02-29     2.94%          3.02%         01/2004        17996.48434                17434.54333
2004-02-29  2004-03-31    -3.16%          0.20%         02/2004         18526.2027                17961.48526
2004-03-31  2004-04-30    -7.30%         -5.66%         03/2004        17940.72451                17996.98227
2004-04-30  2004-05-31    -0.75%         -0.45%         04/2004        16630.36856                16979.07901
2004-05-31  2004-06-30     0.34%          0.12%         05/2004        16504.90895                16902.18495
2004-06-30  2004-07-31     1.78%          3.77%         06/2004        16561.62194                 16922.1097
2004-07-31  2004-08-31     2.34%          3.29%         07/2004        16856.86307                17560.66893
2004-08-31  2004-09-30     6.14%          5.97%         08/2004        17250.51793                18139.16374
2004-09-30  2004-10-31     4.71%          6.40%         09/2004        18309.08796                19221.96752
2004-10-31  2004-11-30     7.23%          7.70%         10/2004        19171.52376                20452.36921
2004-11-30  2004-12-31     2.25%          4.23%         11/2004        20557.07636                22026.32775
2004-12-31  2005-01-31     2.27%          0.87%         12/2004         21019.6936                22957.37457
2005-01-31  2005-02-28     2.82%          3.19%         01/2005        21496.42893                23157.68602
2005-02-28  2005-03-31    -3.40%         -2.84%         02/2005        22103.18297                23895.28867
2005-03-31  2005-04-30    -3.38%         -1.63%         03/2005        21351.96368                23215.91272
2005-04-30  2005-05-31    -2.31%          1.28%         04/2005        20629.63744                22838.30968
2005-05-31  2005-06-30     4.50%          5.47%         05/2005        20152.90213                 23131.7645
2005-06-30  2005-07-31     3.32%          4.16%         06/2005        21059.61874                24396.40581
2005-07-31  2005-08-31     2.61%         -0.08%         07/2005         21758.2101                25412.08446
2005-08-31  2005-09-30     3.66%          5.04%         08/2005        22325.81559                25391.96627
2005-09-30  2005-10-31    -5.69%         -5.88%         09/2005        23142.77252                26672.76016
2005-10-31  2005-11-30     2.48%          3.79%         10/2005        21825.34714                25105.66888
2005-11-30  2005-12-31     1.49%          1.96%         11/2005        22366.95535                26057.80112
2005-12-31  2006-01-31     6.73%          5.72%         12/2005        22700.77758                26569.26752
2006-01-31  2006-02-28     1.42%          1.00%         01/2006         24228.1386                28089.73876
2006-02-28  2006-03-31     5.06%          4.23%         02/2006        24572.54354                28371.87709
2006-03-31  2006-04-30     5.68%          6.45%         03/2006        25815.39615                29573.16543
2006-04-30  2006-05-31    -5.65%         -5.11%         04/2006        27282.86066                31480.62173
2006-05-31  2006-06-30    -0.70%         -1.22%         05/2006        25740.52551                29873.19735
2006-06-30  2006-07-31     1.89%          1.03%         06/2006        25561.04377                29509.32885
2006-07-31  2006-08-31     2.43%          3.26%         07/2006        26044.18223                29812.16571
2006-08-31  2006-09-30     1.01%          1.65%         08/2006        26678.30145                30784.60958
2006-09-30  2006-10-31     8.17%          6.97%         09/2006        26948.22351                31293.56121
2006-10-31  2006-11-30     5.52%          6.08%         10/2006        29149.62769                33475.41808
2006-11-30  2006-12-31     2.82%          3.73%         11/2006        30758.93006                35510.06393
2006-12-31  2007-01-31     2.59%          2.54%         12/2006        31625.56796                36835.73688
2007-01-31  2007-02-28     2.62%          1.91%         01/2007        32446.00609                37771.32964
2007-02-28  2007-03-31     5.21%          5.16%         02/2007        33297.40415                38491.52928
2007-03-31  2007-04-30     6.98%          6.93%         03/2007        35031.16019                40477.38445
2007-04-30  2007-05-31     8.51%          3.93%         04/2007        37476.99462                43284.20999
2007-05-31  2007-06-30     4.08%          2.60%         05/2007        40665.86735                44983.41006
2007-06-30  2007-07-31     1.55%         -0.03%         06/2007        42324.45641                46153.21619
2007-07-31  2007-08-31    -7.51%         -6.44%         07/2007        42979.68205                46140.90182
2007-08-31  2007-09-30    11.70%          8.87%         08/2007        39750.35566                43171.53026
2007-09-30  2007-10-31     8.73%          6.84%         09/2007        44402.98984                47002.60658
2007-10-31  2007-11-30    -6.63%         -8.03%         10/2007        48278.44514                50215.50421
2007-11-30  2007-12-31    -1.74%         -1.38%         11/2007        45077.66425                46181.72607
2007-12-31  2008-01-31   -10.08%        -13.40%         12/2007        44292.30802                45546.18965
2008-01-31  2008-02-29     3.03%          5.94%         01/2008        39829.72697                39443.03773
2008-02-29  2008-03-31    -4.86%         -6.31%         02/2008        41036.68839                41786.09735
2008-03-31  2008-04-30     6.95%          6.69%         03/2008        39042.69123                39150.03399
2008-04-30  2008-05-31     4.36%          1.08%         04/2008        41757.31597                41769.12844
2008-05-31  2008-06-30    -9.88%        -11.19%         05/2008        43577.71138                 42219.7361
2008-06-30  2008-07-31    -5.91%         -4.60%         06/2008        39271.38057                 37496.3338
2008-07-31  2008-08-31    -7.03%         -8.12%         07/2008        36948.96628                35772.06782
2008-08-31  2008-09-30   -17.19%        -19.52%         08/2008        34352.37808                32866.37089
2008-09-30  2008-10-31   -33.30%        -35.32%         09/2008        28448.71866                26450.30161
2008-10-31  2008-11-30    -9.59%        -10.91%         10/2008        18976.64386                17107.99184
2008-11-30  2008-12-31    10.90%         11.62%         11/2008        17156.96568                15240.90591
2008-12-31  2009-01-31   -12.37%        -11.01%         12/2008        19026.86225                 17011.6769
2009-01-31  2009-02-28    -5.51%         -6.21%         01/2009        16673.53982                15138.38093
2009-02-28  2009-03-31    15.50%         14.33%         02/2009        15755.57717                14198.33404
2009-03-31  2009-04-30    14.89%         17.90%         03/2009        18198.31801                 16233.2625
2009-04-30  2009-05-31    25.84%         23.98%         04/2009        20907.99403                 19138.9839
2009-05-31  2009-06-30     0.72%          2.82%         05/2009        26310.61968                 23727.9327
2009-06-30  2009-07-31    14.40%         14.44%         06/2009        26500.51813                24395.89769
2009-07-31  2009-08-31     4.57%          5.14%         07/2009         30317.6737                27918.80754
2009-08-31  2009-09-30     7.76%          8.38%         08/2009        31702.65934                29353.56318
2009-09-30  2009-10-31     2.18%          2.40%         09/2009         34162.2454                31812.29559
2009-10-31  2009-11-30     4.66%          2.88%         10/2009        34908.21999                32574.95601
2009-11-30  2009-12-31     2.61%          4.00%         11/2009        36535.80092                33511.53396
2009-12-31  2010-01-31    -5.44%         -6.39%         12/2009        37490.87022                34850.68161
2010-01-31  2010-02-28     1.74%          1.25%         01/2010        35449.96741                32622.21372
2010-02-28  2010-03-31     8.22%          8.24%         02/2010        36067.38339                33031.08649
2010-03-31  2010-04-30     1.32%          2.80%         03/2010        39032.74785                35753.24456
2010-04-30  2010-05-31   -13.86%        -15.10%         04/2010        39548.14504                36753.03781
2010-05-31  2010-06-30    -1.26%         -0.57%         05/2010        34067.75484                31203.76406
2010-06-30  2010-07-31    11.07%         10.17%         06/2010        33639.59447                 31025.8813
2010-07-31  2010-08-31    -0.14%         -0.22%         07/2010         37363.7917                34182.58827
2010-08-31  2010-09-30    15.17%         15.01%         08/2010        37311.58333                34106.50072
2010-09-30  2010-10-31     4.27%          4.44%         09/2010         42971.5342                39227.22466
2010-10-31  2010-11-30    -1.37%         -1.34%         10/2010        44806.43095                40968.50656
2010-11-30  2010-12-31     9.78%         10.09%         11/2010        44194.79869                40421.36451
2010-12-31  2011-01-31    -2.16%         -2.91%         12/2010        48518.23493                44501.01994
2011-01-31  2011-02-28     0.61%          0.55%         01/2011        47468.60509                43206.90568
2011-02-28  2011-03-31     2.10%          3.07%         02/2011        47758.15816                43443.45509
2011-03-31  2011-04-30     4.20%          4.05%         03/2011        48760.12577                44776.95098
2011-04-30  2011-05-31    -2.96%         -2.29%         04/2011        50807.65243                46588.20093
2011-05-31  2011-06-30    -3.40%         -3.56%         05/2011        49303.71692                45521.78147
2011-06-30  2011-07-31     1.61%          1.48%         06/2011        47627.74843                43902.98932
2011-07-31  2011-08-31    -7.00%         -6.96%         07/2011        48396.82395                44550.56657
2011-08-31  2011-09-30   -18.67%        -18.18%         08/2011        45009.22937                41451.93249
2011-09-30  2011-10-31    15.55%         16.38%         09/2011        36607.20677                33915.26065
2011-10-31  2011-11-30    -2.69%         -6.82%         10/2011        42301.25299                39471.81922
2011-11-30  2011-12-31    -5.85%         -3.21%         11/2011        41162.44374                36780.00112
2011-12-31  2012-01-31    10.31%         10.38%         12/2011        38752.60065                35600.90329
2012-01-31  2012-02-29     7.56%          7.78%         01/2012        42748.30541                39297.23236
2012-02-29  2012-03-31    -1.50%         -3.13%         02/2012        45979.28198                42352.65578
2012-03-31  2012-04-30    -0.42%          0.54%         03/2012        45291.35121                41026.60855
2012-04-30  2012-05-31   -12.49%        -12.98%         04/2012        45099.76342                 41248.3563
2012-05-31  2012-06-30     2.07%          1.40%         05/2012        39467.08269                35894.03867
2012-06-30  2012-07-31     1.44%          3.29%         06/2012        40285.54758                36396.50327
2012-07-31  2012-08-31     3.32%          1.60%         07/2012        40867.42838                37593.17588
2012-08-31  2012-09-30     4.92%          5.32%         08/2012        42225.15026                38194.19868
2012-09-30  2012-10-31     2.25%          2.06%         09/2012        44303.72967                40226.10709
                                                     10/31/2012        45298.66151                 41055.3557

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         7.09%      -1.27%     16.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.


United Kingdom Small Company Portfolio vs. MSCI UK Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                United Kingdom Small Company          MSCI UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate            Portfolio           Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ---------------------------- --------------------------
2002-10-31  2002-11-30     3.26%          1.85%         10/2002               10000                       10000
2002-11-30  2002-12-31    -0.25%         -2.90%         11/2002         10326.32342                 10184.73327
2002-12-31  2003-01-31    -2.47%         -7.52%         12/2002         10300.26699                 9889.741677
2003-01-31  2003-02-28    -3.31%         -2.90%         01/2003         10045.46278                  9146.50954
2003-02-28  2003-03-31    -0.95%         -0.12%         02/2003         9713.445179                 8880.979174
2003-03-31  2003-04-30     9.39%         13.39%         03/2003         9620.789103                 8870.105074
2003-04-30  2003-05-31    11.96%         14.56%         04/2003         10524.18583                 10057.78446
2003-05-31  2003-06-30     5.64%          3.29%         05/2003         11782.76418                 11522.12121
2003-06-30  2003-07-31     4.03%          6.33%         06/2003         12446.79938                 11901.70319
2003-07-31  2003-08-31     4.17%          4.76%         07/2003         12948.68646                 12654.92432
2003-08-31  2003-09-30     3.84%          2.62%         08/2003         13489.18022                 13257.17248
2003-09-30  2003-10-31     5.68%          8.11%         09/2003         14006.50998                 13605.01726
2003-10-31  2003-11-30     0.47%          0.83%         10/2003         14801.80795                 14708.35915
2003-11-30  2003-12-31     5.53%          5.61%         11/2003             14871.3                 14830.88245
2003-12-31  2004-01-31     7.44%          8.47%         12/2003         15693.25537                 15662.49826
2004-01-31  2004-02-29     5.73%          6.77%         01/2004         16860.18974                 16989.77076
2004-02-29  2004-03-31    -1.35%         -0.38%         02/2004         17825.92854                 18140.78167
2004-03-31  2004-04-30    -3.66%         -3.48%         03/2004         17584.49384                 18071.61733
2004-04-30  2004-05-31     0.14%         -0.06%         04/2004         16940.66798                 17442.81614
2004-05-31  2004-06-30     3.38%          3.47%         05/2004         16964.81145                 17432.82714
2004-06-30  2004-07-31    -3.75%         -4.53%         06/2004         17537.98014                 18037.60416
2004-07-31  2004-08-31    -0.72%         -1.37%         07/2004         16880.30589                 17221.28795
2004-08-31  2004-09-30     2.81%          3.29%         08/2004         16758.51436                 16985.59814
2004-09-30  2004-10-31     3.13%          3.81%         09/2004         17229.02192                 17543.84412
2004-10-31  2004-11-30     8.01%          8.09%         10/2004         17768.70651                 18211.46333
2004-11-30  2004-12-31     4.11%          5.77%         11/2004         19191.51136                 19683.89242
2004-12-31  2005-01-31     2.80%          2.25%         12/2004         19980.49121                 20819.35084
2005-01-31  2005-02-28     3.39%          2.37%         01/2005         20540.04827                 21286.81073
2005-02-28  2005-03-31    -2.29%         -1.25%         02/2005         21237.34245                 21790.68621
2005-03-31  2005-04-30    -3.41%         -4.52%         03/2005         20751.25102                 21518.58081
2005-04-30  2005-05-31    -1.98%         -0.89%         04/2005         20044.31185                 20545.98101
2005-05-31  2005-06-30     1.80%          1.54%         05/2005         19647.73622                  20363.7766
2005-06-30  2005-07-31     1.95%          2.97%         06/2005         20001.56596                 20677.10243
2005-07-31  2005-08-31     5.62%          4.84%         07/2005         20392.22154                 21291.23624
2005-08-31  2005-09-30    -1.19%          0.17%         08/2005         21538.14459                  22321.6205
2005-09-30  2005-10-31    -2.84%         -3.05%         09/2005         21281.07436                 22360.43851
2005-10-31  2005-11-30     4.27%          4.99%         10/2005         20677.54204                 21679.54278
2005-11-30  2005-12-31     4.37%          4.32%         11/2005         21560.97341                 22761.64224
2005-12-31  2006-01-31     7.79%          8.14%         12/2005         22503.36549                 23745.11614
2006-01-31  2006-02-28     1.35%          1.57%         01/2006         24256.63226                 25678.80942
2006-02-28  2006-03-31     1.63%          2.02%         02/2006          24583.0383                 26081.40403
2006-03-31  2006-04-30     5.00%          5.29%         03/2006         24984.05145                  26609.0508
2006-04-30  2006-05-31    -2.06%         -2.22%         04/2006         26233.72031                 28017.24683
2006-05-31  2006-06-30    -0.12%         -0.85%         05/2006         25692.81887                 27395.40001
2006-06-30  2006-07-31     0.69%         -0.78%         06/2006         25661.97335                 27162.87127
2006-07-31  2006-08-31     4.17%          3.60%         07/2006         25840.11639                 26951.71141
2006-08-31  2006-09-30     2.88%          2.93%         08/2006         26918.35056                 27921.52946
2006-09-30  2006-10-31     5.62%          5.73%         09/2006         27694.82892                 28740.12164
2006-10-31  2006-11-30     6.25%          6.48%         10/2006          29250.1886                 30386.15702
2006-11-30  2006-12-31     5.43%          4.69%         11/2006         31078.91455                 32355.38079
2006-12-31  2007-01-31     0.64%         -0.23%         12/2006         32765.53058                 33873.58226
2007-01-31  2007-02-28    -0.03%          0.31%         01/2007         32975.50193                 33794.55537
2007-02-28  2007-03-31     4.64%          4.14%         02/2007          32965.5033                 33900.02177
2007-03-31  2007-04-30     3.42%          4.96%         03/2007         34495.29462                 35302.18758
2007-04-30  2007-05-31     1.32%          0.64%         04/2007         35675.13369                 37054.44065
2007-05-31  2007-06-30    -3.69%         -2.91%         05/2007         36145.06959                 37292.47839
2007-06-30  2007-07-31    -0.58%         -0.56%         06/2007         34810.99155                 36207.10124
2007-07-31  2007-08-31    -0.61%         -3.67%         07/2007         34609.53905                 36003.55839
2007-08-31  2007-09-30    -3.48%         -5.67%         08/2007         34398.01393                  34683.7346
2007-09-30  2007-10-31     7.96%         10.99%         09/2007         33200.40601                 32718.25112
2007-10-31  2007-11-30   -11.61%        -11.57%         10/2007         35843.07328                 36313.48132
2007-11-30  2007-12-31    -5.30%         -5.02%         11/2007         31681.63172                 32111.56657
2007-12-31  2008-01-31    -6.75%         -8.05%         12/2007          30002.6359                  30499.3662
2008-01-31  2008-02-29     1.41%          3.39%         01/2008         27976.87156                 28045.22453
2008-02-29  2008-03-31    -0.41%         -1.26%         02/2008         28371.36251                 28995.40235
2008-03-31  2008-04-30     1.66%          1.86%         03/2008         28253.66968                 28630.99404
2008-04-30  2008-05-31     0.26%          0.47%         04/2008         28723.49638                 29163.51692
2008-05-31  2008-06-30    -7.99%         -6.84%         05/2008         28798.24153                 29301.51708
2008-06-30  2008-07-31    -3.55%         -3.99%         06/2008         26497.28678                 27298.28546
2008-07-31  2008-08-31    -1.69%         -2.62%         07/2008         25557.51346                  26209.1302
2008-08-31  2008-09-30   -15.47%        -18.39%         08/2008         25125.43378                 25523.09577
2008-09-30  2008-10-31   -26.86%        -27.75%         09/2008           21239.653                 20829.83263
2008-10-31  2008-11-30    -7.15%         -9.27%         10/2008         15535.10243                 15050.14501
2008-11-30  2008-12-31    -2.29%         -2.54%         11/2008         14424.67464                 13654.45043
2008-12-31  2009-01-31    -2.42%         -0.55%         12/2008         14094.70451                 13308.06844
2009-01-31  2009-02-28    -4.16%         -3.32%         01/2009         13753.88092                  13235.0837
2009-02-28  2009-03-31     4.29%          5.80%         02/2009         13182.17684                 12796.33037
2009-03-31  2009-04-30    20.91%         22.97%         03/2009         13747.40017                 13538.45221
2009-04-30  2009-05-31    10.21%         10.56%         04/2009         16622.45741                 16648.44171
2009-05-31  2009-06-30     0.43%          0.71%         05/2009         18318.85134                 18406.87658
2009-06-30  2009-07-31     8.66%          9.20%         06/2009         18398.42995                 18536.80413
2009-07-31  2009-08-31     7.74%          9.64%         07/2009         19991.03012                 20242.59082
2009-08-31  2009-09-30     2.90%          2.31%         08/2009         21539.08204                 22194.30581
2009-09-30  2009-10-31     0.10%          0.14%         09/2009         22163.64848                 22706.30182
2009-10-31  2009-11-30    -0.35%         -1.04%         10/2009         22186.02471                 22739.17824
2009-11-30  2009-12-31     2.06%          2.47%         11/2009         22107.70793                 22502.57727
2009-12-31  2010-01-31    -1.00%         -0.46%         12/2009         22562.62069                 23058.42647
2010-01-31  2010-02-28    -3.44%         -4.48%         01/2010         22336.76863                 22951.40342
2010-02-28  2010-03-31     8.34%          8.81%         02/2010         21568.87163                 21923.41454
2010-03-31  2010-04-30     3.63%          3.99%         03/2010           23367.418                  23855.6759
2010-04-30  2010-05-31   -11.35%        -12.02%         04/2010         24215.70278                 24807.83622
2010-05-31  2010-06-30     1.89%          0.43%         05/2010          21467.2601                 21825.88192
2010-06-30  2010-07-31    13.47%         12.03%         06/2010         21872.41063                 21920.17077
2010-07-31  2010-08-31    -3.73%         -2.72%         07/2010         24817.65174                 24556.84503
2010-08-31  2010-09-30    10.65%         11.02%         08/2010         23892.98302                 23889.83015
2010-09-30  2010-10-31     5.21%          4.26%         09/2010         26436.69202                 26521.98383
2010-10-31  2010-11-30    -4.95%         -4.16%         10/2010         27813.60307                 27652.52891
2010-11-30  2010-12-31    10.16%         10.46%         11/2010         26436.69202                 26500.89745
2010-12-31  2011-01-31     1.43%          0.97%         12/2010         29123.50956                 29273.77513
2011-01-31  2011-02-28     2.98%          2.64%         01/2011         29540.38683                 29556.91796
2011-02-28  2011-03-31    -1.90%         -1.73%         02/2011         30420.46106                 30336.40823
2011-03-31  2011-04-30     8.83%          9.17%         03/2011         29840.98573                 29812.97875
2011-04-30  2011-05-31    -0.64%         -1.27%         04/2011         32475.72077                 32545.73053
2011-05-31  2011-06-30    -3.19%         -3.37%         05/2011         32266.79904                  32133.8104
2011-06-30  2011-07-31    -0.71%         -0.28%         06/2011           31236.125                 31051.37887
2011-07-31  2011-08-31   -10.01%        -10.20%         07/2011         31013.59543                 30965.45914
2011-08-31  2011-09-30   -10.12%        -10.55%         08/2011         27909.89347                 27806.69897
2011-09-30  2011-10-31    10.57%         10.93%         09/2011         25085.00601                  24874.3008
2011-10-31  2011-11-30    -3.07%         -3.88%         10/2011         27735.49722                 27592.49812
2011-11-30  2011-12-31    -3.15%         -3.34%         11/2011         26883.55361                 26521.47755
2011-12-31  2012-01-31     8.79%         10.15%         12/2011         26038.03525                 25636.24738
2012-01-31  2012-02-29     8.17%          9.29%         01/2012          28327.3581                 28237.12768
2012-02-29  2012-03-31     2.11%          0.33%         02/2012          30640.7791                 30859.75401
2012-03-31  2012-04-30     1.70%          1.70%         03/2012         31287.24996                 30961.08612
2012-04-30  2012-05-31   -11.30%        -12.39%         04/2012         31817.95119                 31488.06169
2012-05-31  2012-06-30     4.86%          4.76%         05/2012         28223.65648                 27586.66253
2012-06-30  2012-07-31     1.65%          1.82%         06/2012         29596.29533                 28900.19337
2012-07-31  2012-08-31     5.44%          5.29%         07/2012         30084.88461                 29426.59945
2012-08-31  2012-09-30     5.11%          5.34%         08/2012         31721.65868                 30984.44922
2012-09-30  2012-10-31     2.17%          2.07%         09/2012         33343.21472                 32637.78817
                                                     10/31/2012         34065.93686                 33313.32062

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         22.82%     -1.01%     13.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Continental Small Company Portfolio vs. MSCI Europe ex UK Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                Continental Small Company     MSCI Europe ex UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio         Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------------
2002-10-31  2002-11-30     5.43%          5.48%         10/2002              10000                     10000
2002-11-30  2002-12-31     1.88%         -2.35%         11/2002        10543.09327                10548.1194
2002-12-31  2003-01-31    -0.83%         -1.33%         12/2002        10741.33796               10300.47589
2003-01-31  2003-02-28    -2.87%         -4.40%         01/2003        10652.25104                 10163.741
2003-02-28  2003-03-31    -0.74%         -0.23%         02/2003        10346.81015                9716.82901
2003-03-31  2003-04-30    12.52%         14.70%         03/2003        10270.44992               9694.149111
2003-04-30  2003-05-31    10.02%          9.83%         04/2003          11555.847                11119.0498
2003-05-31  2003-06-30     1.70%          1.49%         05/2003        12713.97704               12212.14227
2003-06-30  2003-07-31     3.44%          3.56%         06/2003        12930.33101               12393.71256
2003-07-31  2003-08-31     2.19%          2.88%         07/2003        13375.76564               12834.98735
2003-08-31  2003-09-30     5.12%          5.67%         08/2003        13668.47982               13204.94501
2003-09-30  2003-10-31     6.11%          8.35%         09/2003        14368.44853               13953.64386
2003-10-31  2003-11-30     5.18%          5.32%         10/2003        15246.59108               15119.23334
2003-11-30  2003-12-31     6.14%          5.23%         11/2003        16035.64672               15923.77981
2003-12-31  2004-01-31     4.86%          5.03%         12/2003        17019.56102               16756.77447
2004-01-31  2004-02-29     3.26%          3.37%         01/2004        17846.79441               17599.60146
2004-02-29  2004-03-31    -2.08%         -3.45%         02/2004        18428.92161               18193.34286
2004-03-31  2004-04-30    -1.19%         -1.57%         03/2004        18045.94318               17565.51607
2004-04-30  2004-05-31     1.03%          0.32%         04/2004        17831.47527               17288.89996
2004-05-31  2004-06-30     3.02%          3.57%         05/2004        18015.30491               17343.96099
2004-06-30  2004-07-31    -3.31%         -4.02%         06/2004        18559.62698               17962.61095
2004-07-31  2004-08-31     0.60%          0.32%         07/2004         17945.0698               17240.78711
2004-08-31  2004-09-30     5.16%          5.58%         08/2004        18052.61731               17295.45485
2004-09-30  2004-10-31     3.74%          4.24%         09/2004        18984.26096               18259.67829
2004-10-31  2004-11-30    10.66%         11.10%         10/2004        19694.24145                 19033.679
2004-11-30  2004-12-31     5.14%          5.00%         11/2004        21793.31421               21146.18703
2004-12-31  2005-01-31     1.42%          1.12%         12/2004        22912.62867               22203.35873
2005-01-31  2005-02-28     6.35%          7.01%         01/2005        23236.94047               22452.31322
2005-02-28  2005-03-31    -2.76%         -2.55%         02/2005        24712.55916               24025.35429
2005-03-31  2005-04-30    -2.70%         -2.94%         03/2005        24031.50438               23411.81715
2005-04-30  2005-05-31     0.21%          1.42%         04/2005        23382.88078               22723.02993
2005-05-31  2005-06-30     2.71%          3.20%         05/2005        23431.52754                23046.7101
2005-06-30  2005-07-31     6.17%          6.86%         06/2005        24066.17065               23784.26566
2005-07-31  2005-08-31     3.32%          2.84%         07/2005        25549.92507               25416.03849
2005-08-31  2005-09-30     2.53%          3.41%         08/2005        26397.78474               26137.73122
2005-09-30  2005-10-31    -4.95%         -6.90%         09/2005        27066.33877               27030.24424
2005-10-31  2005-11-30     0.32%          1.28%         10/2005        25725.28754               25164.72424
2005-11-30  2005-12-31     5.12%          5.80%         11/2005        25807.05895               25485.65136
2005-12-31  2006-01-31     9.59%         11.16%         12/2005        27127.87536               26962.59783
2006-01-31  2006-02-28     2.82%          2.82%         01/2006        29729.67695               29971.15851
2006-02-28  2006-03-31     6.43%          6.46%         02/2006        30566.62012               30817.39404
2006-03-31  2006-04-30     6.88%          7.09%         03/2006        32531.61712               32808.37452
2006-04-30  2006-05-31    -4.87%         -5.14%         04/2006        34769.53038                35133.1297
2006-05-31  2006-06-30    -1.85%         -2.28%         05/2006        33077.44963               33327.25914
2006-06-30  2006-07-31    -0.28%         -1.09%         06/2006        32464.39117               32567.81027
2006-07-31  2006-08-31     2.61%          2.35%         07/2006        32372.52815               32211.48678
2006-08-31  2006-09-30     1.30%          1.05%         08/2006        33217.66794               32969.36247
2006-09-30  2006-10-31     4.99%          5.34%         09/2006        33648.91069               33315.32925
2006-10-31  2006-11-30     6.89%          7.00%         10/2006        35327.66665               35095.89795
2006-11-30  2006-12-31     4.76%          4.72%         11/2006        37762.78519               37551.88191
2006-12-31  2007-01-31     4.61%          3.20%         12/2006        39559.39578               39323.27377
2007-01-31  2007-02-28     0.09%          0.43%         01/2007        41383.46014               40582.59809
2007-02-28  2007-03-31     5.83%          5.32%         02/2007        41421.46148               40756.26296
2007-03-31  2007-04-30     5.24%          6.05%         03/2007        43834.54661               42923.45286
2007-04-30  2007-05-31     1.89%          1.74%         04/2007        46133.62774               45521.16427
2007-05-31  2007-06-30    -1.12%         -0.96%         05/2007        47007.65858               46314.80908
2007-06-30  2007-07-31    -0.58%         -0.73%         06/2007        46481.20983               45872.16695
2007-07-31  2007-08-31    -3.61%         -4.53%         07/2007        46212.97532               45536.38588
2007-08-31  2007-09-30     2.20%          1.99%         08/2007        44546.08939               43475.46067
2007-09-30  2007-10-31     4.82%          5.98%         09/2007        45525.12436               44340.52536
2007-10-31  2007-11-30    -7.42%         -7.15%         10/2007         47719.5701                46993.8839
2007-11-30  2007-12-31    -1.99%         -2.03%         11/2007        44177.65768               43631.74618
2007-12-31  2008-01-31    -9.54%        -12.04%         12/2007        43296.76564               42747.93808
2008-01-31  2008-02-29     4.27%          6.05%         01/2008        39166.54835               37600.02267
2008-02-29  2008-03-31     3.15%          2.03%         02/2008        40838.78266               39875.47704
2008-03-31  2008-04-30     1.15%          1.71%         03/2008        42125.19475               40686.35254
2008-04-30  2008-05-31     1.89%          1.55%         04/2008        42608.92904               41381.35231
2008-05-31  2008-06-30    -8.46%         -9.24%         05/2008        43415.15286               42024.81106
2008-06-30  2008-07-31    -5.31%         -5.68%         06/2008        39740.17505                 38141.055
2008-07-31  2008-08-31    -2.78%         -2.73%         07/2008        37630.25854               35975.57986
2008-08-31  2008-09-30   -17.43%        -20.70%         08/2008         36585.5426                34993.1562
2008-09-30  2008-10-31   -26.71%        -28.14%         09/2008        30207.63165               27748.03106
2008-10-31  2008-11-30    -7.83%         -8.29%         10/2008        22139.88303               19940.70552
2008-11-30  2008-12-31    10.42%          9.24%         11/2008        20406.65827               18287.65983
2008-12-31  2009-01-31   -11.37%         -8.98%         12/2008        22533.64314               19977.57567
2009-01-31  2009-02-28    -8.69%         -8.80%         01/2009        19972.53247               18183.55312
2009-02-28  2009-03-31     7.18%          7.73%         02/2009        18237.58652               16582.57441
2009-03-31  2009-04-30    16.28%         20.82%         03/2009        19547.89437               17864.77253
2009-04-30  2009-05-31    14.55%         14.93%         04/2009        22730.10974               21583.40132
2009-05-31  2009-06-30    -1.29%         -1.28%         05/2009        26036.30752               24805.40199
2009-06-30  2009-07-31     7.93%          8.98%         06/2009         25700.3939               24487.43905
2009-07-31  2009-08-31     8.33%         10.26%         07/2009        27738.77347               26685.87974
2009-08-31  2009-09-30     8.53%          9.58%         08/2009        30050.33792               29424.58439
2009-09-30  2009-10-31    -2.85%         -2.73%         09/2009        32614.96231               32244.66525
2009-10-31  2009-11-30     3.00%          2.06%         10/2009        31686.72276               31364.64914
2009-11-30  2009-12-31    -0.35%          0.45%         11/2009        32636.05867               32009.47746
2009-12-31  2010-01-31    -1.69%         -1.33%         12/2009        32522.67922               32153.78839
2010-01-31  2010-02-28    -2.12%         -2.85%         01/2010        31972.16512                31725.0131
2010-02-28  2010-03-31     7.37%          8.11%         02/2010        31294.60931               30821.97022
2010-03-31  2010-04-30    -0.95%         -0.63%         03/2010         33602.5338               33321.86211
2010-04-30  2010-05-31   -14.25%        -15.47%         04/2010        33284.92951                33111.4966
2010-05-31  2010-06-30    -0.70%         -1.49%         05/2010        28542.03878               27989.11207
2010-06-30  2010-07-31    11.98%         11.98%         06/2010         28341.0236               27570.69336
2010-07-31  2010-08-31    -4.60%         -4.75%         07/2010        31735.93015               30874.03721
2010-08-31  2010-09-30    13.82%         15.43%         08/2010        30274.83113               29406.79431
2010-09-30  2010-10-31     5.61%          6.42%         09/2010        34457.43487               33944.46414
2010-10-31  2010-11-30    -7.80%         -7.58%         10/2010        36392.03819                36122.0978
2010-11-30  2010-12-31    12.99%         14.00%         11/2010        33554.61997               33385.52507
2010-12-31  2011-01-31     2.79%          2.26%         12/2010        37912.48199               38059.63329
2011-01-31  2011-02-28     1.66%          1.70%         01/2011        38971.61062               38920.23437
2011-02-28  2011-03-31     3.38%          3.37%         02/2011        39620.05672               39580.17969
2011-03-31  2011-04-30     6.70%          6.99%         03/2011        40960.17866               40915.82839
2011-04-30  2011-05-31    -3.41%         -3.81%         04/2011        43705.26715               43773.90829
2011-05-31  2011-06-30    -3.25%         -3.23%         05/2011        42213.84111               42104.23024
2011-06-30  2011-07-31    -5.69%         -6.07%         06/2011         40842.0281               40744.73056
2011-07-31  2011-08-31   -10.25%        -10.45%         07/2011        38516.97171               38271.79312
2011-08-31  2011-09-30   -15.15%        -15.02%         08/2011        34568.76276               34273.42512
2011-09-30  2011-10-31    10.31%         10.96%         09/2011        29331.23693               29124.54759
2011-10-31  2011-11-30    -6.68%         -7.81%         10/2011        32354.84826               32316.29841
2011-11-30  2011-12-31    -3.91%         -3.40%         11/2011          30191.973               29790.89992
2011-12-31  2012-01-31     9.47%          9.92%         12/2011        29011.83514                28778.2188
2012-01-31  2012-02-29     6.35%          7.67%         01/2012        31757.99358               31632.41729
2012-02-29  2012-03-31     0.20%         -0.81%         02/2012        33773.31953               34060.10035
2012-03-31  2012-04-30    -2.36%         -1.67%         03/2012        33839.91954               33784.16926
2012-04-30  2012-05-31   -13.68%        -13.71%         04/2012        33042.12183               33220.96598
2012-05-31  2012-06-30     4.30%          4.93%         05/2012        28521.26813                 28665.408
2012-06-30  2012-07-31    -0.99%         -0.36%         06/2012        29746.85042               30077.80583
2012-07-31  2012-08-31     4.46%          4.36%         07/2012        29452.32715               29970.97203
2012-08-31  2012-09-30     5.26%          5.38%         08/2012        30766.35404               31277.87995
2012-09-30  2012-10-31     1.75%          1.72%         09/2012        32384.95122               32961.53496
                                                     10/31/2012        32952.70984               33529.17158

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         1.85%      -7.14%     12.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

DFA International Real Estate Securities Portfolio vs. S&P Global ex US REIT Index (net div.)
March 1, 2007 - October 31, 2012

                                                                DFA International Real Estate   S&P Global ex US
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Securities Portfolio      REIT Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------------- ---------------------
2007-03-01  2007-03-31     4.80%          3.43%         03/2007                10000                     10000
2007-03-31  2007-04-30     0.86%          1.44%         03/2007                10480               10343.27182
2007-04-30  2007-05-31     1.99%          1.48%         04/2007                10570               10491.71529
2007-05-31  2007-06-30    -6.67%         -6.12%         05/2007                10780               10646.63491
2007-06-30  2007-07-31    -5.99%         -4.83%         06/2007          10061.01755               9995.032835
2007-07-31  2007-08-31     2.34%          1.57%         07/2007          9458.561405               9512.547111
2007-08-31  2007-09-30     4.66%          5.04%         08/2007          9679.461991               9662.108035
2007-09-30  2007-10-31     0.80%          0.98%         09/2007          10130.21217               10149.19055
2007-10-31  2007-11-30    -7.33%         -7.96%         10/2007          10211.17291               10249.07561
2007-11-30  2007-12-31    -4.94%         -3.95%         11/2007          9462.286097               9432.928586
2007-12-31  2008-01-31    -4.08%         -5.87%         12/2007          8994.757351               9060.715155
2008-01-31  2008-02-29    -0.49%          1.24%         01/2008          8627.410202               8529.163087
2008-02-29  2008-03-31     0.24%         -0.96%         02/2008           8585.42767               8635.041758
2008-03-31  2008-04-30     0.61%          1.77%         03/2008          8606.073165               8552.223253
2008-04-30  2008-05-31    -3.77%         -4.09%         04/2008          8658.741912               8703.485753
2008-05-31  2008-06-30   -10.59%        -10.10%         05/2008          8332.195683                8347.70396
2008-06-30  2008-07-31    -3.15%         -2.71%         06/2008          7449.797292               7504.992029
2008-07-31  2008-08-31    -3.40%         -2.92%         07/2008          7214.989929               7301.260032
2008-08-31  2008-09-30    -7.35%        -10.16%         08/2008          6969.509501               7087.953495
2008-09-30  2008-10-31   -30.91%        -28.75%         09/2008          6457.202524               6367.958219
2008-10-31  2008-11-30    -6.94%         -6.69%         10/2008          4461.339926               4537.392452
2008-11-30  2008-12-31     4.16%          3.05%         11/2008          4151.821128                   4233.75
2008-12-31  2009-01-31   -10.43%         -9.53%         12/2008          4324.566724               4362.993596
2009-01-31  2009-02-28   -13.35%        -13.02%         01/2009          3873.403275               3947.402672
2009-02-28  2009-03-31     6.89%          5.90%         02/2009          3356.215906               3433.414816
2009-03-31  2009-04-30    10.12%         11.45%         03/2009          3587.299624               3636.039527
2009-04-30  2009-05-31    13.37%         11.12%         04/2009          3950.431182               4052.542435
2009-05-31  2009-06-30     2.21%          2.37%         05/2009          4478.622538               4503.143502
2009-06-30  2009-07-31     8.89%          8.94%         06/2009          4577.658417               4609.943595
2009-07-31  2009-08-31    11.04%         12.18%         07/2009          4984.805921               5022.019097
2009-08-31  2009-09-30     6.36%          6.79%         08/2009           5535.00525               5633.816682
2009-09-30  2009-10-31    -2.06%         -1.58%         09/2009          5887.132821                  6016.632
2009-10-31  2009-11-30     1.15%          0.07%         10/2009          5766.088969               5921.551199
2009-11-30  2009-12-31     1.60%          1.72%         11/2009          5832.112889               5925.690117
2009-12-31  2010-01-31    -3.73%         -3.25%         12/2009          5925.173157               6027.380187
2010-01-31  2010-02-28     0.43%         -0.38%         01/2010          5703.901131                5831.46623
2010-02-28  2010-03-31     3.43%          3.48%         02/2010          5728.486912               5809.069866
2010-03-31  2010-04-30     0.83%          1.17%         03/2010          5925.173158               6011.152528
2010-04-30  2010-05-31   -10.49%        -10.98%         04/2010          5974.344721               6081.700689
2010-05-31  2010-06-30     0.23%          0.39%         05/2010          5347.407312               5413.772495
2010-06-30  2010-07-31    11.70%         10.89%         06/2010          5359.700203               5434.678068
2010-07-31  2010-08-31     0.21%          0.29%         07/2010          5986.637612               6026.398411
2010-08-31  2010-09-30     9.63%          9.59%         08/2010          5998.930502               6043.942257
2010-09-30  2010-10-31     4.30%          4.09%         09/2010           6576.69635               6623.547569
2010-10-31  2010-11-30    -6.27%         -6.14%         10/2010          6859.432829               6894.463204
2010-11-30  2010-12-31     8.84%          8.89%         11/2010          6429.181666               6471.120421
2010-12-31  2011-01-31     0.40%         -0.02%         12/2010          6997.235115               7046.482953
2011-01-31  2011-02-28     4.17%          4.03%         01/2011          7025.112546               7045.186568
2011-02-28  2011-03-31     0.19%          0.25%         02/2011          7317.825569               7329.355956
2011-03-31  2011-04-30     6.27%          6.21%         03/2011          7331.764284                7347.92639
2011-04-30  2011-05-31    -0.54%         -0.55%         04/2011          7791.741893                7804.14478
2011-05-31  2011-06-30    -0.72%         -0.98%         05/2011          7749.925748               7760.854089
2011-06-30  2011-07-31    -1.63%         -1.44%         06/2011          7694.170885               7685.015219
2011-07-31  2011-08-31    -4.05%         -4.14%         07/2011          7568.722446               7574.711428
2011-08-31  2011-09-30   -12.86%        -12.32%         08/2011          7262.070709               7261.428915
2011-09-30  2011-10-31     7.93%          8.20%         09/2011          6328.176779               6367.000016
2011-10-31  2011-11-30    -2.04%         -4.12%         10/2011          6829.970531               6889.281131
2011-11-30  2011-12-31    -3.52%         -2.51%         11/2011          6690.583378               6605.679049
2011-12-31  2012-01-31     6.85%          6.48%         12/2011          6454.829161               6439.872824
2012-01-31  2012-02-29     3.42%          4.02%         01/2012          6896.940748               6857.089596
2012-02-29  2012-03-31     1.24%          0.38%         02/2012          7132.733593               7132.597052
2012-03-31  2012-04-30     2.04%          2.40%         03/2012           7221.15591               7159.344852
2012-04-30  2012-05-31    -5.80%         -6.52%         04/2012          7368.526439               7331.359588
2012-05-31  2012-06-30     6.58%          6.84%         05/2012          6941.151906               6853.460017
2012-06-30  2012-07-31     4.58%          5.43%         06/2012          7398.000546               7322.026425
2012-07-31  2012-08-31     1.52%          0.94%         07/2012          7736.952761               7719.405494
2012-08-31  2012-09-30     2.25%          2.67%         08/2012          7854.849184               7791.951809
2012-09-30  2012-10-31     4.04%          3.68%         09/2012           8031.69382                7999.77718
                                                     10/31/2012          8355.908984               8294.554257

                      One Year Five Years From 03/01/2007
                      -------- ---------- ---------------
                      22.34%     -3.93%        -3.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA Global Real Estate Securities Portfolio vs. S&P Global REIT Index (net div.) June 4, 2008 - October 31, 2012

                                                                           DFA Global            S&P Global REIT
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Real Estate Securities Portfolio Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------------------- ----------------
2008-06-04  2008-06-30   -10.00%        -10.30%         06/2008                 10000                    10000
2008-06-30  2008-07-31     0.22%          0.27%         06/2008                  9000               8970.16008
2008-07-31  2008-08-31    -0.22%         -0.17%         07/2008                  9020              8994.617996
2008-08-31  2008-09-30    -3.22%         -4.76%         08/2008           9000.000001              8979.202338
2008-09-30  2008-10-31   -30.65%        -30.56%         09/2008           8709.999998              8552.065137
2008-10-31  2008-11-30   -16.56%        -16.57%         10/2008           6039.999999               5938.93191
2008-11-30  2008-12-31    11.74%         10.30%         11/2008           5039.999999              4954.839345
2008-12-31  2009-01-31   -14.47%        -14.04%         12/2008           5631.592804              5465.268898
2009-01-31  2009-02-28   -17.34%        -17.26%         01/2009           4816.895834              4697.672714
2009-02-28  2009-03-31     5.12%          4.72%         02/2009           3981.831441              3886.936588
2009-03-31  2009-04-30    20.68%         20.90%         03/2009           4185.505683               4070.43606
2009-04-30  2009-05-31     7.66%          6.37%         04/2009           5051.121214              4921.278726
2009-05-31  2009-06-30    -0.56%         -0.51%         05/2009           5438.102273              5234.902563
2009-06-30  2009-07-31     9.79%          9.74%         06/2009           5407.551138              5208.161978
2009-07-31  2009-08-31    12.35%         13.03%         07/2009           5937.104168              5715.596453
2009-08-31  2009-09-30     6.56%          6.64%         08/2009            6670.33144              6460.227522
2009-09-30  2009-10-31    -3.30%         -3.13%         09/2009           7108.231062              6888.887147
2009-10-31  2009-11-30     4.15%          3.35%         10/2009           6874.005684              6673.052512
2009-11-30  2009-12-31     4.36%          4.38%         11/2009           7159.149623              6896.880445
2009-12-31  2010-01-31    -4.53%         -4.37%         12/2009           7471.244084              7198.878092
2010-01-31  2010-02-28     3.21%          2.63%         01/2010           7133.129388              6884.343501
2010-02-28  2010-03-31     6.96%          6.95%         02/2010           7362.174828              7065.680397
2010-03-31  2010-04-30     4.16%          4.36%         03/2010           7874.800332              7556.929558
2010-04-30  2010-05-31    -7.45%         -7.82%         04/2010           8202.008102              7886.770518
2010-05-31  2010-06-30    -2.87%         -2.96%         05/2010           7591.220265              7269.795161
2010-06-30  2010-07-31    10.65%         10.17%         06/2010           7373.081751              7054.408182
2010-07-31  2010-08-31    -0.53%         -0.64%         07/2010           8158.380397              7771.860493
2010-08-31  2010-09-30     6.59%          6.58%         08/2010           8114.752693               7722.44567
2010-09-30  2010-10-31     4.41%          4.43%         09/2010            8649.19205              8230.819452
2010-10-31  2010-11-30    -3.86%         -3.85%         10/2010           9030.934449              8595.326764
2010-11-30  2010-12-31     6.53%          6.35%         11/2010           8681.912829              8264.420094
2010-12-31  2011-01-31     2.15%          1.80%         12/2010           9248.981237              8788.835512
2011-01-31  2011-02-28     4.33%          4.32%         01/2011           9447.507351              8947.220621
2011-02-28  2011-03-31    -0.71%         -0.82%         02/2011           9856.237583              9333.786833
2011-03-31  2011-04-30     5.97%          5.91%         03/2011           9786.169542              9257.528121
2011-04-30  2011-05-31     0.56%          0.49%         04/2011           10370.06987              9804.232076
2011-05-31  2011-06-30    -2.24%         -2.39%         05/2011            10428.4599              9852.533063
2011-06-30  2011-07-31     0.23%          0.31%         06/2011           10194.89977              9617.216142
2011-07-31  2011-08-31    -4.80%         -5.12%         07/2011           10218.25579               9646.76484
2011-08-31  2011-09-30   -11.76%        -11.58%         08/2011            9727.77951               9152.79548
2011-09-30  2011-10-31    11.70%         11.84%         09/2011           8583.334861              8093.322045
2011-10-31  2011-11-30    -3.05%         -3.97%         10/2011           9587.643429              9051.923334
2011-11-30  2011-12-31     1.30%          1.72%         11/2011           9295.693265              8692.952504
2011-12-31  2012-01-31     6.40%          6.44%         12/2011           9416.755791              8842.563223
2012-01-31  2012-02-29     0.72%          0.81%         01/2012           10019.62108              9412.152305
2012-02-29  2012-03-31     3.58%          3.19%         02/2012           10091.96491              9488.739703
2012-03-31  2012-04-30     2.54%          2.69%         03/2012           10453.68409              9791.430141
2012-04-30  2012-05-31    -5.06%         -5.34%         04/2012           10718.94481              10054.95509
2012-05-31  2012-06-30     6.04%          6.00%         05/2012           10176.36606              9518.194729
2012-06-30  2012-07-31     2.91%          3.21%         06/2012           10791.28865              10089.60469
2012-07-31  2012-08-31     0.43%          0.33%         07/2012            11104.7786              10413.17889
2012-08-31  2012-09-30    -0.32%         -0.23%         08/2012           11153.00782              10447.58394
2012-09-30  2012-10-31     1.19%          0.92%         09/2012            11116.8359              10423.83382
                                                     10/31/2012           11249.46627              10519.92204

                            One Year From 06/04/2008
                            -------- ---------------
                            17.33%        2.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA International Small Cap Value Portfolio vs. MSCI World ex USA Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                    DFA International         MSCI World ex USA
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Cap Value Portfolio Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------------
2002-10-31  2002-11-30     2.20%          2.80%         10/2002              10000                     10000
2002-11-30  2002-12-31     1.23%         -1.63%         11/2002        10220.38567               10280.36127
2002-12-31  2003-01-31     0.27%         -1.08%         12/2002        10345.87623               10112.68225
2003-01-31  2003-02-28     0.54%         -0.73%         01/2003        10373.99002               10003.91088
2003-02-28  2003-03-31    -0.94%         -0.97%         02/2003        10430.21761               9930.581866
2003-03-31  2003-04-30     9.52%          9.17%         03/2003        10331.81933               9834.520856
2003-04-30  2003-05-31    10.06%          8.84%         04/2003        11315.80213               10735.97888
2003-05-31  2003-06-30     5.64%          5.21%         05/2003        12454.41079               11685.10077
2003-06-30  2003-07-31     4.06%          3.02%         06/2003        13157.25564               12294.46488
2003-07-31  2003-08-31     5.54%          6.58%         07/2003        13691.41773                12665.5097
2003-08-31  2003-09-30     5.64%          5.72%         08/2003        14450.49017               13499.13838
2003-09-30  2003-10-31     5.71%          7.97%         09/2003         15265.7902               14270.80405
2003-10-31  2003-11-30     0.44%          0.09%         10/2003        16137.31782               15408.62594
2003-11-30  2003-12-31     6.27%          6.10%         11/2003        16207.60231                15422.1918
2003-12-31  2004-01-31     6.10%          4.30%         12/2003        17223.89293               16363.49193
2004-01-31  2004-02-29     3.07%          3.03%         01/2004        18274.30578               17067.32826
2004-02-29  2004-03-31     4.20%          3.85%         02/2004        18835.48525               17584.05338
2004-03-31  2004-04-30    -3.52%         -3.57%         03/2004         19626.8922                18261.7357
2004-04-30  2004-05-31    -0.99%         -1.08%         04/2004        18936.20977               17609.59632
2004-05-31  2004-06-30     4.55%          5.05%         05/2004        18749.14995               17419.67417
2004-06-30  2004-07-31    -3.48%         -4.41%         06/2004         19602.0768               18299.37792
2004-07-31  2004-08-31     1.23%          0.52%         07/2004        18920.13926               17492.39211
2004-08-31  2004-09-30     2.66%          2.74%         08/2004        19152.28821               17583.07566
2004-09-30  2004-10-31     3.26%          3.70%         09/2004        19661.20496                 18064.114
2004-10-31  2004-11-30     8.75%          8.00%         10/2004         20302.0146               18732.50797
2004-11-30  2004-12-31     5.16%          4.66%         11/2004        22078.80498               20230.49754
2004-12-31  2005-01-31     2.79%          1.54%         12/2004        23218.50509               21173.63089
2005-01-31  2005-02-28     4.74%          4.25%         01/2005          23866.814               21499.82279
2005-02-28  2005-03-31    -0.94%         -1.63%         02/2005        24997.58535                22413.3801
2005-03-31  2005-04-30    -1.95%         -2.82%         03/2005        24762.08069               22048.44603
2005-04-30  2005-05-31    -1.49%          0.24%         04/2005        24279.50664               21427.47149
2005-05-31  2005-06-30     2.35%          2.65%         05/2005        23917.57611                21477.9463
2005-06-30  2005-07-31     3.80%          4.34%         06/2005        24479.11656               22047.59053
2005-07-31  2005-08-31     3.90%          3.07%         07/2005         25409.4755                23005.5119
2005-08-31  2005-09-30     2.34%          4.05%         08/2005        26400.84159                23711.5481
2005-09-30  2005-10-31    -2.32%         -3.64%         09/2005        27017.81428               24672.76927
2005-10-31  2005-11-30     1.86%          3.33%         10/2005        26390.56038               23773.87776
2005-11-30  2005-12-31     6.44%          7.77%         11/2005         26880.1244                24566.4422
2005-12-31  2006-01-31     7.33%          7.13%         12/2005        28611.84883               26476.05196
2006-01-31  2006-02-28     0.21%         -1.26%         01/2006        30708.54575               28363.54081
2006-02-28  2006-03-31     4.77%          4.70%         02/2006         30773.0595               28007.52844
2006-03-31  2006-04-30     4.15%          4.65%         03/2006        32240.74735               29324.27312
2006-04-30  2006-05-31    -4.80%         -5.53%         04/2006         33579.4077               30689.17052
2006-05-31  2006-06-30    -1.86%         -2.44%         05/2006        31966.56392               28993.19262
2006-06-30  2006-07-31    -0.36%         -2.44%         06/2006        31371.49468               28287.15642
2006-07-31  2006-08-31     2.55%          2.92%         07/2006        31257.71206               27596.27488
2006-08-31  2006-09-30     0.95%         -0.27%         08/2006        32054.19042               28403.13848
2006-09-30  2006-10-31     4.39%          3.97%         09/2006        32358.39765               28326.75409
2006-10-31  2006-11-30     4.83%          4.30%         10/2006        33777.33948               29451.37675
2006-11-30  2006-12-31     3.75%          2.96%         11/2006         35408.3071               30718.13549
2006-12-31  2007-01-31     2.67%          2.04%         12/2006        36736.01328               31627.53749
2007-01-31  2007-02-28     1.81%          1.75%         01/2007        37715.17404                32272.7106
2007-02-28  2007-03-31     4.35%          3.31%         02/2007        38397.08958               32838.96678
2007-03-31  2007-04-30     2.97%          3.86%         03/2007        40065.44585               33927.45354
2007-04-30  2007-05-31     1.91%          1.48%         04/2007        41254.64284               35235.68238
2007-05-31  2007-06-30    -0.42%         -0.22%         05/2007        42041.61144               35756.40447
2007-06-30  2007-07-31    -0.25%         -0.62%         06/2007        41864.28685               35678.49384
2007-07-31  2007-08-31    -4.10%         -5.27%         07/2007        41758.34601               35458.88265
2007-08-31  2007-09-30     2.08%          2.26%         08/2007        40045.63584               33588.85261
2007-09-30  2007-10-31     3.94%          6.75%         09/2007        40878.91553               34347.37477
2007-10-31  2007-11-30    -8.12%         -8.22%         10/2007        42489.99449               36666.45619
2007-11-30  2007-12-31    -3.12%         -2.93%         11/2007        39037.68244               33651.89447
2007-12-31  2008-01-31    -6.60%         -9.69%         12/2007        37818.16915               32665.84943
2008-01-31  2008-02-29     2.19%          4.75%         01/2008         35324.0261               29499.34371
2008-02-29  2008-03-31     0.93%         -1.10%         02/2008        36097.40379               30900.25113
2008-03-31  2008-04-30     1.70%          2.43%         03/2008        36432.92044               30559.07123
2008-04-30  2008-05-31     2.20%          2.02%         04/2008        37052.72557               31302.66056
2008-05-31  2008-06-30    -8.74%         -7.72%         05/2008        37866.21982               31934.98609
2008-06-30  2008-07-31    -4.44%         -5.04%         06/2008         34558.3639               29469.08612
2008-07-31  2008-08-31    -3.22%         -3.70%         07/2008        33022.43662               27983.11507
2008-08-31  2008-09-30   -14.39%        -17.59%         08/2008        31959.10235               26948.38903
2008-09-30  2008-10-31   -21.76%        -24.69%         09/2008        27359.58617               22208.12594
2008-10-31  2008-11-30    -5.55%         -4.85%         10/2008        21404.96908                16725.9932
2008-11-30  2008-12-31     9.09%          6.67%         11/2008        20218.00222                15915.4982
2008-12-31  2009-01-31    -8.43%         -5.81%         12/2008        22056.30379               16976.82197
2009-01-31  2009-02-28   -10.99%         -9.13%         01/2009        20196.61544               15990.85442
2009-02-28  2009-03-31     6.52%          6.42%         02/2009        17976.98741               14530.25847
2009-03-31  2009-04-30    16.21%         15.42%         03/2009        19149.83234               15463.34586
2009-04-30  2009-05-31    13.77%         14.80%         04/2009        22254.66917               17847.05291
2009-05-31  2009-06-30    -0.33%          1.20%         05/2009         25319.4436               20488.08275
2009-06-30  2009-07-31     9.31%          8.04%         06/2009        25235.54408               20734.19195
2009-07-31  2009-08-31     8.66%          7.71%         07/2009        27584.92058               22400.38324
2009-08-31  2009-09-30     4.71%          5.62%         08/2009        29974.80356               24126.94183
2009-09-30  2009-10-31    -3.56%         -1.54%         09/2009        31387.09855               25482.95277
2009-10-31  2009-11-30     0.47%          0.78%         10/2009          30271.203               25089.83656
2009-11-30  2009-12-31     1.17%          1.26%         11/2009        30413.22607               25285.39782
2009-12-31  2010-01-31    -1.92%         -1.32%         12/2009        30770.32764               25605.13818
2010-01-31  2010-02-28    -0.95%         -0.57%         01/2010        30178.98271               25267.75281
2010-02-28  2010-03-31     8.12%          7.43%         02/2010        29893.50584               25123.10577
2010-03-31  2010-04-30     1.26%          1.98%         03/2010        32320.05917               26990.81055
2010-04-30  2010-05-31   -13.46%        -12.02%         04/2010        32727.88326               27524.18506
2010-05-31  2010-06-30    -2.01%         -0.94%         05/2010        28323.38308               24217.06723
2010-06-30  2010-07-31     9.73%          8.58%         06/2010        27754.01313               23989.84633
2010-07-31  2010-08-31    -4.67%         -2.60%         07/2010        30453.17847               26047.28284
2010-08-31  2010-09-30    11.23%         11.35%         08/2010         29031.4807               25370.52793
2010-09-30  2010-10-31     3.13%          4.12%         09/2010        32291.35236               28249.16302
2010-10-31  2010-11-30    -2.85%         -2.62%         10/2010        33301.10109               29413.47921
2010-11-30  2010-12-31    12.32%         11.31%         11/2010         32353.1737               28642.44678
2010-12-31  2011-01-31     2.09%          0.52%         12/2010        36340.06099               31880.68407
2011-01-31  2011-02-28     2.90%          2.84%         01/2011        37100.66693               32047.93572
2011-02-28  2011-03-31     0.50%         -0.09%         02/2011        38178.19199               32959.15007
2011-03-31  2011-04-30     4.30%          4.96%         03/2011        38368.34347               32928.70757
2011-04-30  2011-05-31    -3.43%         -2.77%         04/2011        40016.32298               34561.32949
2011-05-31  2011-06-30    -2.18%         -2.16%         05/2011        38643.00672               33604.25511
2011-06-30  2011-07-31    -1.92%         -0.55%         06/2011        37800.09835               32877.18471
2011-07-31  2011-08-31    -9.51%         -7.90%         07/2011        37073.58431               32697.80079
2011-08-31  2011-09-30   -11.80%        -11.48%         08/2011         33547.8544               30114.81104
2011-09-30  2011-10-31     7.61%          8.12%         09/2011        29589.60546               26657.38383
2011-10-31  2011-11-30    -3.23%         -5.02%         10/2011        31840.98849               28821.61096
2011-11-30  2011-12-31    -2.66%         -1.95%         11/2011        30811.78482               27373.73844
2011-12-31  2012-01-31    10.01%          8.26%         12/2011        29993.36925               26841.00507
2012-01-31  2012-02-29     5.96%          5.66%         01/2012        32997.12346               29057.81172
2012-02-29  2012-03-31     0.13%         -0.66%         02/2012        34962.81555               30703.77339
2012-03-31  2012-04-30    -2.78%         -0.52%         03/2012        35006.98841               30500.40725
2012-04-30  2012-05-31   -12.72%        -11.75%         04/2012        34035.18558               30341.79301
2012-05-31  2012-06-30     4.93%          3.45%         05/2012         29706.2457               26776.21775
2012-06-30  2012-07-31    -0.29%          0.77%         06/2012        31171.05716                27700.1125
2012-07-31  2012-08-31     3.67%          2.87%         07/2012        31081.48516               27914.05878
2012-08-31  2012-09-30     4.67%          4.74%         08/2012        32223.52821               28715.67731
2012-09-30  2012-10-31     0.93%          0.49%         09/2012        33729.92979               30076.12527
                                                     10/31/2012        34044.32328               30222.67959

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         6.92%      -4.33%     13.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

International Vector Equity Portfolio vs. MSCI World ex USA Index (net div.) August 14, 2008 - October 31, 2012

                                                                International Vector    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Equity Portfolio   USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2008-08-14  2008-08-31     0.50%          0.52%         08/2008           10000                10000
2008-08-31  2008-09-30   -12.94%        -14.44%         08/2008           10050          10052.06939
2008-09-30  2008-10-31   -22.97%        -20.80%         09/2008     8750.000002          8600.768752
2008-10-31  2008-11-30    -5.93%         -5.42%         10/2008     6740.000001          6811.639984
2008-11-30  2008-12-31     7.22%          5.27%         11/2008     6340.000002          6442.245585
2008-12-31  2009-01-31   -10.78%         -9.33%         12/2008     6797.589343          6781.851034
2009-01-31  2009-02-28   -11.09%        -10.12%         01/2009      6064.61442          6149.056066
2009-02-28  2009-03-31     9.48%          6.59%         02/2009     5391.884013          5526.576248
2009-03-31  2009-04-30    17.21%         12.90%         03/2009     5902.989202          5890.752975
2009-04-30  2009-05-31    15.41%         12.65%         04/2009     6918.665368          6650.415967
2009-05-31  2009-06-30    -0.66%         -1.04%         05/2009     7984.622531          7491.468867
2009-06-30  2009-07-31     9.87%          9.39%         06/2009     7931.868696          7413.892361
2009-07-31  2009-08-31     6.42%          4.79%         07/2009     8714.886503          8110.039659
2009-08-31  2009-09-30     5.03%          4.13%         08/2009     9274.184936          8498.716158
2009-09-30  2009-10-31    -3.46%         -1.61%         09/2009     9740.444039          8849.359501
2009-10-31  2009-11-30     2.17%          2.47%         10/2009     9403.863248          8707.299651
2009-11-30  2009-12-31     1.12%          1.59%         11/2009     9607.851608          8922.740415
2009-12-31  2010-01-31    -3.48%         -4.69%         12/2009     9715.325668          9064.978379
2010-01-31  2010-02-28    -0.22%         -0.10%         01/2010     9377.490319           8640.06291
2010-02-28  2010-03-31     7.93%          6.44%         02/2010     9357.015448          8631.404207
2010-03-31  2010-04-30     0.20%         -1.49%         03/2010     10099.39563          9187.037066
2010-04-30  2010-05-31   -12.35%        -11.03%         04/2010     10119.88122          9050.055812
2010-05-31  2010-06-30    -1.51%         -1.45%         05/2010     8870.260261          8051.384335
2010-06-30  2010-07-31    10.56%          9.24%         06/2010     8736.260406          7934.911348
2010-07-31  2010-08-31    -4.18%         -2.99%         07/2010     9658.593948          8668.297762
2010-08-31  2010-09-30    11.18%          9.59%         08/2010     9254.425317          8409.204567
2010-09-30  2010-10-31     3.84%          3.56%         09/2010     10289.41938          9215.873596
2010-10-31  2010-11-30    -3.60%         -4.23%         10/2010     10684.36679          9544.181032
2010-11-30  2010-12-31    10.65%          8.05%         11/2010     10299.81273          9139.990028
2010-12-31  2011-01-31     2.31%          2.15%         12/2010      11396.5556          9875.956309
2011-01-31  2011-02-28     3.34%          3.71%         01/2011     11659.87712          10088.70327
2011-02-28  2011-03-31    -1.40%         -2.00%         02/2011     12049.59298          10462.78756
2011-03-31  2011-04-30     5.06%          5.45%         03/2011     11880.95555          10253.19172
2011-04-30  2011-05-31    -3.30%         -2.96%         04/2011     12482.38935          10811.59736
2011-05-31  2011-06-30    -2.06%         -1.42%         05/2011     12070.88201          10491.09449
2011-06-30  2011-07-31    -2.35%         -1.65%         06/2011      11822.7466          10341.67887
2011-07-31  2011-08-31    -8.89%         -8.45%         07/2011     11544.81585          10171.08399
2011-08-31  2011-09-30   -11.97%        -10.04%         08/2011        10518.61          9311.188853
2011-09-30  2011-10-31     8.48%          9.73%         09/2011     9259.564258          8376.132319
2011-10-31  2011-11-30    -3.10%         -4.62%         10/2011     10044.63765          9190.739787
2011-11-30  2011-12-31    -2.76%         -1.09%         11/2011     9732.759178          8766.010708
2011-12-31  2012-01-31     8.18%          5.40%         12/2011      9464.12349           8670.35826
2012-01-31  2012-02-29     5.29%          5.50%         01/2012     10238.05882          9138.473251
2012-02-29  2012-03-31     0.00%         -0.74%         02/2012     10779.81355           9640.89324
2012-03-31  2012-04-30    -2.46%         -1.70%         03/2012      10779.8706          9569.537587
2012-04-30  2012-05-31   -12.32%        -11.40%         04/2012     10514.24751          9407.114841
2012-05-31  2012-06-30     5.70%          6.55%         05/2012     9219.334921          8334.662277
2012-06-30  2012-07-31    -0.46%          1.25%         06/2012     9745.079301          8880.777458
2012-07-31  2012-08-31     3.48%          2.85%         07/2012     9700.067389          8991.355876
2012-08-31  2012-09-30     3.96%          3.04%         08/2012     10037.65674          9247.890447
2012-09-30  2012-10-31     0.97%          0.70%         09/2012     10435.29317          9528.671005
                                                     10/31/2012     10536.93564          9595.444724

                            One Year From 08/14/2008
                            -------- ---------------
                            4.90%         1.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

World Ex U.S. Value Portfolio vs. MSCI All Country World ex USA Index (net div.) August 23, 2010 - October 31, 2012

                                                                 World Ex U.S.        MSCI All Country
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Value Portfolio World ex USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------- -----------------------------
2010-08-23  2010-08-31    -1.10%         -0.80%         08/2010         10000                  10000
2010-08-31  2010-09-30    11.02%          9.95%         08/2010          9890             9919.63902
2010-09-30  2010-10-31     3.37%          3.41%         09/2010         10980            10906.45191
2010-10-31  2010-11-30    -4.41%         -3.86%         10/2010         11350             11277.9668
2010-11-30  2010-12-31     9.30%          7.83%         11/2010         10850            10842.76388
2010-12-31  2011-01-31     2.22%          0.98%         12/2010   11859.03339            11691.82335
2011-01-31  2011-02-28     2.17%          2.63%         01/2011   12122.11775            11806.89963
2011-02-28  2011-03-31    -0.60%         -0.23%         02/2011    12385.2021            12117.90216
2011-03-31  2011-04-30     4.77%          4.89%         03/2011   12311.32196            12090.03991
2011-04-30  2011-05-31    -3.61%         -2.88%         04/2011   12899.02293            12680.68759
2011-05-31  2011-06-30    -1.57%         -1.45%         05/2011   12432.91527            12315.00308
2011-06-30  2011-07-31    -2.60%         -1.36%         06/2011   12237.65652            12136.31095
2011-07-31  2011-08-31   -10.49%         -8.57%         07/2011   11919.92842            11970.71607
2011-08-31  2011-09-30   -12.71%        -11.13%         08/2011    10669.5146            10944.85409
2011-09-30  2011-10-31    10.18%         10.53%         09/2011   9313.529931            9727.230334
2011-10-31  2011-11-30    -3.71%         -5.10%         10/2011   10261.36705            10751.94292
2011-11-30  2011-12-31    -2.94%         -1.12%         11/2011   9880.171687            10203.25329
2011-12-31  2012-01-31     8.68%          6.78%         12/2011   9589.990747            10089.17208
2012-01-31  2012-02-29     5.39%          5.62%         01/2012   10422.09407              10773.674
2012-02-29  2012-03-31    -1.57%         -1.38%         02/2012   10983.76381            11378.90666
2012-03-31  2012-04-30    -3.46%         -1.58%         03/2012   10811.07453            11222.40248
2012-04-30  2012-05-31   -12.06%        -11.36%         04/2012   10436.48484            11045.46269
2012-05-31  2012-06-30     6.30%          5.90%         05/2012   9177.447286            9791.158967
2012-06-30  2012-07-31    -0.54%          1.41%         06/2012   9755.419868            10368.62815
2012-07-31  2012-08-31     3.49%          2.09%         07/2012   9702.573605            10515.15608
2012-08-31  2012-09-30     4.32%          3.74%         08/2012   10040.78968            10735.02446
2012-09-30  2012-10-31     0.61%          0.39%         09/2012   10474.51887             11136.0532
                                                     10/31/2012   10538.12931            11179.33451

                            One Year From 08/23/2010
                            -------- ---------------
                            2.70%         2.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Selectively Hedged Global Equity Portfolio vs. MSCI All Country World Index (Net Div)
November 14, 2011 - October 31, 2012

                                                                  Selectively Hedged      MSCI All Country
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Global Equity Portfolio World Index (Net Div)
---------   ---------- ----------- ----------------- ---------- ----------------------- ---------------------
2011-11-14  2011-11-30    -0.80%         -1.27%         11/2011             10000                  10000
2011-11-30  2011-12-31    -0.92%         -0.20%         11/2011              9920              9873.3175
2011-12-31  2012-01-31     7.17%          5.81%         12/2011       9828.401674            9853.398339
2012-01-31  2012-02-29     5.16%          5.03%         01/2012       10533.30753             10426.3073
2012-02-29  2012-03-31     0.57%          0.66%         02/2012       11077.09205            10950.89422
2012-03-31  2012-04-30    -1.81%         -1.14%         03/2012       11140.56114            11023.62419
2012-04-30  2012-05-31    -8.93%         -8.97%         04/2012       10939.10434            10897.59352
2012-05-31  2012-06-30     4.82%          4.94%         05/2012       9962.038852            9920.511187
2012-06-30  2012-07-31     0.19%          1.37%         06/2012       10442.36564            10410.49989
2012-07-31  2012-08-31     2.72%          2.17%         07/2012       10462.72113            10552.99319
2012-08-31  2012-09-30     3.48%          3.15%         08/2012       10747.69797             10782.4894
2012-09-30  2012-10-31    -0.09%         -0.67%         09/2012       11121.75467             11122.1116
                                                     10/31/2012       11111.53246            11047.92843

                                From 11/14/2011
                                ---------------
                                   11.11%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Portfolio vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                                MSCI
                                                                 Emerging     Emerging
                                                                  Markets   Markets Index
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate    Portfolio   (net div.)
---------   ---------- ----------- ----------------- ---------- ----------- -------------
2002-10-31  2002-11-30     7.45%          6.88%         10/2002       10000        10000
2002-11-30  2002-12-31    -4.00%         -3.33%         11/2002 10745.34162  10688.20463
2002-12-31  2003-01-31    -0.12%         -0.44%         12/2002 10315.11682  10332.68124
2003-01-31  2003-02-28    -1.59%         -2.81%         01/2003 10302.52205  10287.11002
2003-02-28  2003-03-31    -1.61%         -2.86%         02/2003 10138.79004  9998.077641
2003-03-31  2003-04-30    13.38%          8.89%         03/2003 9975.058025  9712.550745
2003-04-30  2003-05-31     7.35%          7.15%         04/2003 11310.10367  10576.25547
2003-05-31  2003-06-30     3.84%          5.67%         05/2003 12141.35851  11332.42116
2003-06-30  2003-07-31     2.00%          6.22%         06/2003 12607.36501   11974.8284
2003-07-31  2003-08-31     4.51%          6.69%         07/2003 12859.26042  12719.45993
2003-08-31  2003-09-30     4.40%          0.73%         08/2003 13438.61985  13570.61278
2003-09-30  2003-10-31     7.63%          8.51%         09/2003 14030.57405  13669.44466
2003-10-31  2003-11-30    -1.00%          1.22%         10/2003 15101.12952  14832.47204
2003-11-30  2003-12-31    10.51%          7.24%         11/2003 14949.99228  15012.94766
2003-12-31  2004-01-31     1.85%          3.49%         12/2003 16521.50097   16099.9853
2004-01-31  2004-02-29     4.39%          4.59%         01/2004  16827.4547  16662.21886
2004-02-29  2004-03-31     0.65%          1.25%         02/2004 17566.84286  17426.29823
2004-03-31  2004-04-30    -6.34%         -8.19%         03/2004  17681.5755   17644.0921
2004-04-30  2004-05-31    -1.23%         -2.00%         04/2004 16559.74519  16199.38255
2004-05-31  2004-06-30     1.80%          0.43%         05/2004 16355.77604  15876.20003
2004-06-30  2004-07-31    -0.08%         -1.83%         06/2004 16650.95828  15943.82184
2004-07-31  2004-08-31     2.78%          4.15%         07/2004 16638.10041  15651.96247
2004-08-31  2004-09-30     5.58%          5.77%         08/2004 17100.98419  16301.04143
2004-09-30  2004-10-31     2.79%          2.39%         09/2004 18055.80847  17241.52745
2004-10-31  2004-11-30     8.70%          9.26%         10/2004 18559.87184  17653.47774
2004-11-30  2004-12-31     6.40%          4.80%         11/2004 20175.45957   19287.7093
2004-12-31  2005-01-31     0.79%          0.25%         12/2004 21467.04118  20214.06032
2005-01-31  2005-02-28     7.46%          8.72%         01/2005 21636.17545  20265.39862
2005-02-28  2005-03-31    -6.88%         -6.61%         02/2005 23249.45612  22033.51685
2005-03-31  2005-04-30    -2.41%         -2.68%         03/2005 21650.40595  20577.38623
2005-04-30  2005-05-31     2.96%          3.48%         04/2005 21129.33722  20024.99063
2005-05-31  2005-06-30     2.97%          3.40%         05/2005  21754.6197  20722.01549
2005-06-30  2005-07-31     6.41%          6.99%         06/2005 22400.82669  21426.05132
2005-07-31  2005-08-31     0.61%          0.86%         07/2005 23836.27061  22923.68229
2005-08-31  2005-09-30     7.92%          9.31%         08/2005 23981.13192   23119.9891
2005-09-30  2005-10-31    -5.02%         -6.54%         09/2005 25881.50169  25272.80535
2005-10-31  2005-11-30     7.22%          8.27%         10/2005 24582.78834  23620.93331
2005-11-30  2005-12-31     5.76%          5.91%         11/2005 26358.58006    25574.955
2005-12-31  2006-01-31     9.52%         11.17%         12/2005 27876.37477  27086.60788
2006-01-31  2006-02-28    -0.31%         -0.12%         01/2006 30529.99122   30111.9491
2006-02-28  2006-03-31     1.36%          0.88%         02/2006 30436.17649  30076.21583
2006-03-31  2006-04-30     5.96%          7.12%         03/2006 30850.06928  30341.27525
2006-04-30  2006-05-31   -11.57%        -10.48%         04/2006 32687.66036  32501.78094
2006-05-31  2006-06-30    -0.15%         -0.24%         05/2006 28905.17361  29096.49107
2006-06-30  2006-07-31     1.83%          1.43%         06/2006 28860.37114  29025.36378
2006-07-31  2006-08-31     3.13%          2.55%         07/2006 29387.56293  29440.93262
2006-08-31  2006-09-30     1.35%          0.83%         08/2006 30306.76913  30191.10507
2006-09-30  2006-10-31     5.94%          4.75%         09/2006 30714.43419  30442.48182
2006-10-31  2006-11-30     6.37%          7.43%         10/2006 32540.40321  31887.98293
2006-11-30  2006-12-31     4.03%          4.50%         11/2006 34611.65166  34258.36502
2006-12-31  2007-01-31     1.45%         -1.08%         12/2006 36006.71469  35800.88873
2007-01-31  2007-02-28    -1.58%         -0.59%         01/2007  36530.1482  35415.39915
2007-02-28  2007-03-31     4.56%          3.98%         02/2007 35951.61644  35205.20002
2007-03-31  2007-04-30     6.34%          4.63%         03/2007 37590.03764  36607.13479
2007-04-30  2007-05-31     6.69%          4.95%         04/2007 39973.86335  38301.93602
2007-05-31  2007-06-30     1.63%          4.69%         05/2007 42647.05519  40199.01976
2007-06-30  2007-07-31     2.37%          5.28%         06/2007 43340.76112  42083.39264
2007-07-31  2007-08-31    -1.75%         -2.13%         07/2007  44367.7276  44303.84785
2007-08-31  2007-09-30     8.81%         11.04%         08/2007 43590.56378   43362.3024
2007-09-30  2007-10-31    10.92%         11.15%         09/2007 47431.78844  48150.94986
2007-10-31  2007-11-30    -6.53%         -7.09%         10/2007 52610.47988  53520.78318
2007-11-30  2007-12-31    -0.41%          0.35%         11/2007 49176.63056  49726.86787
2007-12-31  2008-01-31    -8.74%        -12.48%         12/2007 48975.27654  49901.25085
2008-01-31  2008-02-29     3.17%          7.38%         01/2008 44695.59983   43673.8733
2008-02-29  2008-03-31    -3.12%         -5.29%         02/2008 46112.42113  46897.54641
2008-03-31  2008-04-30     7.11%          8.12%         03/2008 44673.03969  44415.76252
2008-04-30  2008-05-31     0.58%          1.86%         04/2008  47848.2934  48020.26653
2008-05-31  2008-06-30   -10.29%         -9.97%         05/2008 48126.31101  48911.10737
2008-06-30  2008-07-31    -1.33%         -3.77%         06/2008 43173.37154  44032.83828
2008-07-31  2008-08-31    -5.96%         -7.99%         07/2008 42598.11992  42371.91524
2008-08-31  2008-09-30   -13.95%        -17.50%         08/2008 40061.11278  38987.53211
2008-09-30  2008-10-31   -26.35%        -27.37%         09/2008 34471.94699  32164.58346
2008-10-31  2008-11-30    -9.09%         -7.53%         10/2008 25388.62618  23361.83389
2008-11-30  2008-12-31     7.79%          7.80%         11/2008 23080.56925  21603.22571
2008-12-31  2009-01-31    -7.65%         -6.46%         12/2008 24879.66464  23288.18785
2009-01-31  2009-02-28    -6.56%         -5.64%         01/2009 22977.54961  21784.22273
2009-02-28  2009-03-31    14.45%         14.37%         02/2009  21471.0745  20555.33038
2009-03-31  2009-04-30    14.77%         16.64%         03/2009 24574.41705  23509.27602
2009-04-30  2009-05-31    17.04%         17.09%         04/2009   28204.902  27421.45939
2009-05-31  2009-06-30    -0.88%         -1.35%         05/2009 33009.95561  32106.85072
2009-06-30  2009-07-31    11.40%         11.24%         06/2009 32719.45461  31674.35664
2009-07-31  2009-08-31     0.34%         -0.36%         07/2009 36450.48581  35236.07119
2009-08-31  2009-09-30     8.76%          9.08%         08/2009  36573.3181  35109.92688
2009-09-30  2009-10-31    -2.10%          0.12%         09/2009 39777.95592   38296.8602
2009-10-31  2009-11-30     5.95%          4.30%         10/2009 38944.42484  38344.23233
2009-11-30  2009-12-31     3.58%          3.95%         11/2009 41259.78898  39991.33055
2009-12-31  2010-01-31    -5.48%         -5.58%         12/2009 42735.73871  41570.63621
2010-01-31  2010-02-28     1.21%          0.35%         01/2010 40394.70009  39252.15628
2010-02-28  2010-03-31     8.34%          8.07%         02/2010 40881.76181   39390.3133
2010-03-31  2010-04-30     0.57%          1.21%         03/2010 44291.67311   42570.3986
2010-04-30  2010-05-31    -9.33%         -8.80%         04/2010 44543.50921  43086.13887
2010-05-31  2010-06-30     0.15%         -0.74%         05/2010 40388.21366   39296.4307
2010-06-30  2010-07-31     8.78%          8.33%         06/2010 40449.89618  39007.56331
2010-07-31  2010-08-31    -2.34%         -1.94%         07/2010 44001.74908  42255.92483
2010-08-31  2010-09-30    11.34%         11.11%         08/2010 42971.07748  41435.27509
2010-09-30  2010-10-31     3.00%          2.90%         09/2010 47842.98284  46039.95583
2010-10-31  2010-11-30    -2.27%         -2.64%         10/2010 49278.27233  47376.79589
2010-11-30  2010-12-31     8.09%          7.14%         11/2010 48161.93606  46126.15023
2010-12-31  2011-01-31    -2.61%         -2.71%         12/2010 52059.25944  49417.68963
2011-01-31  2011-02-28    -0.74%         -0.93%         01/2011 50700.89651  48076.93112
2011-02-28  2011-03-31     5.53%          5.88%         02/2011 50327.34671  47628.60177
2011-03-31  2011-04-30     3.48%          3.10%         03/2011 53111.99073  50428.86654
2011-04-30  2011-05-31    -2.78%         -2.62%         04/2011 54962.76022  51993.18073
2011-05-31  2011-06-30    -1.22%         -1.54%         05/2011 53434.60192  50629.43612
2011-06-30  2011-07-31    -0.81%         -0.44%         06/2011 52783.60604  49850.56795
2011-07-31  2011-08-31    -8.12%         -8.94%         07/2011 52356.69237  49629.16113
2011-08-31  2011-09-30   -15.14%        -14.58%         08/2011 48104.63223  45194.09196
2011-09-30  2011-10-31    12.48%         13.25%         09/2011 40823.31789  38605.04085
2011-10-31  2011-11-30    -3.52%         -6.66%         10/2011 45917.62736  43718.55662
2011-11-30  2011-12-31    -2.95%         -1.21%         11/2011 44299.83988  40804.88147
2011-12-31  2012-01-31    10.73%         11.34%         12/2011 42993.82498  40313.07288
2012-01-31  2012-02-29     5.40%          5.99%         01/2012 47606.12004  44885.64739
2012-02-29  2012-03-31    -2.63%         -3.34%         02/2012 50174.53534  47574.28607
2012-03-31  2012-04-30    -1.81%         -1.20%         03/2012 48854.15283  45986.28864
2012-04-30  2012-05-31   -10.78%        -11.21%         04/2012 47967.86869  45436.70648
2012-05-31  2012-06-30     4.89%          3.86%         05/2012 42794.86325  40341.21113
2012-06-30  2012-07-31     0.81%          1.95%         06/2012 44887.31089  41898.19616
2012-07-31  2012-08-31     0.60%         -0.33%         07/2012 45251.36045  42715.46911
2012-08-31  2012-09-30     5.58%          6.03%         08/2012 45524.39763  42573.22844
2012-09-30  2012-10-31    -0.57%         -0.61%         09/2012 48066.69862  45142.17877
                                                     10/31/2012 47791.61259   44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         4.08%      -1.90%     16.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Small Cap Portfolio vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                 Emerging Markets        MSCI Emerging
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Cap Portfolio Markets Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- ------------------------
2002-10-31  2002-11-30     7.68%          6.88%         10/2002           10000                 10000
2002-11-30  2002-12-31    -3.40%         -3.33%         11/2002      10767.8245           10688.20463
2002-12-31  2003-01-31     1.80%         -0.44%         12/2002     10401.29308           10332.68124
2003-01-31  2003-02-28    -1.06%         -2.81%         01/2003      10588.3667           10287.11002
2003-02-28  2003-03-31    -0.89%         -2.86%         02/2003     10476.12253           9998.077641
2003-03-31  2003-04-30    12.97%          8.89%         03/2003     10382.58572           9712.550745
2003-04-30  2003-05-31     7.50%          7.15%         04/2003     11729.51576           10576.25547
2003-05-31  2003-06-30     4.30%          5.67%         05/2003     12608.76176           11332.42116
2003-06-30  2003-07-31     1.99%          6.22%         06/2003     13151.27524            11974.8284
2003-07-31  2003-08-31     6.00%          6.69%         07/2003     13413.17831           12719.45993
2003-08-31  2003-09-30     3.82%          0.73%         08/2003     14217.59485           13570.61278
2003-09-30  2003-10-31     8.62%          8.51%         09/2003     14760.10834           13669.44466
2003-10-31  2003-11-30     1.98%          1.22%         10/2003     16032.20893           14832.47204
2003-11-30  2003-12-31     9.93%          7.24%         11/2003     16350.23408           15012.94766
2003-12-31  2004-01-31     2.97%          3.49%         12/2003     17973.65769            16099.9853
2004-01-31  2004-02-29     4.22%          4.59%         01/2004     18506.77466           16662.21886
2004-02-29  2004-03-31     1.68%          1.25%         02/2004     19287.41022           17426.29823
2004-03-31  2004-04-30    -5.63%         -8.19%         03/2004     19611.08838            17644.0921
2004-04-30  2004-05-31    -4.22%         -2.00%         04/2004     18506.77467           16199.38255
2004-05-31  2004-06-30     0.83%          0.43%         05/2004     17726.13911           15876.20003
2004-06-30  2004-07-31     0.64%         -1.83%         06/2004     17873.22791           15943.82184
2004-07-31  2004-08-31     3.30%          4.15%         07/2004     17988.04522           15651.96247
2004-08-31  2004-09-30     5.56%          5.77%         08/2004     18581.26799           16301.04143
2004-09-30  2004-10-31     2.45%          2.39%         09/2004     19615.25972           17241.52745
2004-10-31  2004-11-30     9.47%          9.26%         10/2004     20096.02589           17653.47774
2004-11-30  2004-12-31     5.30%          4.80%         11/2004     21999.85993            19287.7093
2004-12-31  2005-01-31     2.78%          0.25%         12/2004     23165.02671           20214.06032
2005-01-31  2005-02-28     6.33%          8.72%         01/2005     23808.49966           20265.39862
2005-02-28  2005-03-31    -6.97%         -6.61%         02/2005     25316.63943           22033.51685
2005-03-31  2005-04-30    -3.68%         -2.68%         03/2005     23550.83068           20577.38623
2005-04-30  2005-05-31     1.95%          3.48%         04/2005     22684.54692           20024.99063
2005-05-31  2005-06-30     2.53%          3.40%         05/2005     23127.76186           20722.01549
2005-06-30  2005-07-31     5.48%          6.99%         06/2005     23713.88192           21426.05132
2005-07-31  2005-08-31     0.65%          0.86%         07/2005     25013.27271           22923.68229
2005-08-31  2005-09-30     6.56%          9.31%         08/2005     25175.69655            23119.9891
2005-09-30  2005-10-31    -4.88%         -6.54%         09/2005     26827.17702           25272.80535
2005-10-31  2005-11-30     7.13%          8.27%         10/2005     25518.53424           23620.93331
2005-11-30  2005-12-31     6.55%          5.91%         11/2005     27338.36561             25574.955
2005-12-31  2006-01-31     9.65%         11.17%         12/2005     29129.72841           27086.60788
2006-01-31  2006-02-28     1.05%         -0.12%         01/2006     31941.96443            30111.9491
2006-02-28  2006-03-31     1.83%          0.88%         02/2006     32277.75381           30076.21583
2006-03-31  2006-04-30     8.12%          7.12%         03/2006      32867.3813           30341.27525
2006-04-30  2006-05-31   -10.53%        -10.48%         04/2006     35536.27991           32501.78094
2006-05-31  2006-06-30    -4.41%         -0.24%         05/2006     31795.61887           29096.49107
2006-06-30  2006-07-31     2.30%          1.43%         06/2006     30392.25289           29025.36378
2006-07-31  2006-08-31     3.47%          2.55%         07/2006     31091.16881           29440.93262
2006-08-31  2006-09-30     2.77%          0.83%         08/2006     32171.31161           30191.10507
2006-09-30  2006-10-31     7.54%          4.75%         09/2006     33061.93462           30442.48182
2006-10-31  2006-11-30     7.61%          7.43%         10/2006      35554.3614           31887.98293
2006-11-30  2006-12-31     4.54%          4.50%         11/2006      38259.8161           34258.36502
2006-12-31  2007-01-31     1.88%         -1.08%         12/2006     39997.46853           35800.88873
2007-01-31  2007-02-28     0.89%         -0.59%         01/2007     40749.12938           35415.39915
2007-02-28  2007-03-31     4.43%          3.98%         02/2007     41113.57101           35205.20002
2007-03-31  2007-04-30     7.64%          4.63%         03/2007     42935.77914           36607.13479
2007-04-30  2007-05-31     7.93%          4.95%         04/2007     46215.75377           38301.93602
2007-05-31  2007-06-30     2.99%          4.69%         05/2007     49882.94765           40199.01976
2007-06-30  2007-07-31     4.86%          5.28%         06/2007     51373.07789           42083.39264
2007-07-31  2007-08-31    -4.17%         -2.13%         07/2007     53869.58503           44303.84785
2007-08-31  2007-09-30     6.87%         11.04%         08/2007     51625.01898            43362.3024
2007-09-30  2007-10-31     7.50%         11.15%         09/2007      55172.5344           48150.94986
2007-10-31  2007-11-30    -8.02%         -7.09%         10/2007     59308.75106           53520.78318
2007-11-30  2007-12-31     1.19%          0.35%         11/2007      54552.1019           49726.86787
2007-12-31  2008-01-31   -12.06%        -12.48%         12/2007     55203.09732           49901.25085
2008-01-31  2008-02-29     2.89%          7.38%         01/2008     48546.18072            43673.8733
2008-02-29  2008-03-31    -4.74%         -5.29%         02/2008     49951.52978           46897.54641
2008-03-31  2008-04-30     6.12%          8.12%         03/2008     47584.93673           44415.76252
2008-04-30  2008-05-31    -0.64%          1.86%         04/2008     50495.78304           48020.26653
2008-05-31  2008-06-30   -11.52%         -9.97%         05/2008     50175.09659           48911.10737
2008-06-30  2008-07-31    -1.57%         -3.77%         06/2008     44393.86212           44032.83828
2008-07-31  2008-08-31    -6.04%         -7.99%         07/2008     43696.70668           42371.91524
2008-08-31  2008-09-30   -18.06%        -17.50%         08/2008      41057.4754           38987.53211
2008-09-30  2008-10-31   -30.34%        -27.37%         09/2008     33640.76609           32164.58346
2008-10-31  2008-11-30    -6.12%         -7.53%         10/2008     23432.88041           23361.83389
2008-11-30  2008-12-31    14.08%          7.80%         11/2008     21999.75361           21603.22571
2008-12-31  2009-01-31    -7.69%         -6.46%         12/2008     25098.21276           23288.18785
2009-01-31  2009-02-28    -6.14%         -5.64%         01/2009       23167.581           21784.22273
2009-02-28  2009-03-31    13.76%         14.37%         02/2009     21745.01024           20555.33038
2009-03-31  2009-04-30    20.25%         16.64%         03/2009     24737.14625           23509.27602
2009-04-30  2009-05-31    22.91%         17.09%         04/2009     29745.59209           27421.45939
2009-05-31  2009-06-30    -0.50%         -1.35%         05/2009     36559.11234           32106.85072
2009-06-30  2009-07-31    12.68%         11.24%         06/2009     36377.95602           31674.35664
2009-07-31  2009-08-31     1.19%         -0.36%         07/2009     40992.49589           35236.07119
2009-08-31  2009-09-30     8.34%          9.08%         08/2009     41479.58621           35109.92688
2009-09-30  2009-10-31    -0.11%          0.12%         09/2009     44939.17255            38296.8602
2009-10-31  2009-11-30     5.85%          4.30%         10/2009     44887.72531           38344.23233
2009-11-30  2009-12-31     5.51%          3.95%         11/2009     47511.53504           39991.33055
2009-12-31  2010-01-31    -4.43%         -5.58%         12/2009     50130.46794           41570.63621
2010-01-31  2010-02-28     1.72%          0.35%         01/2010     47910.47812           39252.15628
2010-02-28  2010-03-31     8.54%          8.07%         02/2010     48736.52084            39390.3133
2010-03-31  2010-04-30     1.61%          1.21%         03/2010     52898.58192            42570.3986
2010-04-30  2010-05-31   -10.09%         -8.80%         04/2010     53750.95164           43086.13887
2010-05-31  2010-06-30     2.65%         -0.74%         05/2010     48326.78065            39296.4307
2010-06-30  2010-07-31     9.18%          8.33%         06/2010     49605.02608           39007.56331
2010-07-31  2010-08-31     0.48%         -1.94%         07/2010     54157.13911           42255.92483
2010-08-31  2010-09-30    12.11%         11.11%         08/2010     54417.25986           41435.27509
2010-09-30  2010-10-31     3.99%          2.90%         09/2010     61007.92681           46039.95583
2010-10-31  2010-11-30    -2.72%         -2.64%         10/2010     63439.87587           47376.79589
2010-11-30  2010-12-31     5.75%          7.14%         11/2010     61713.97653           46126.15023
2010-12-31  2011-01-31    -4.24%         -2.71%         12/2010     65262.00898           49417.68963
2011-01-31  2011-02-28    -2.95%         -0.93%         01/2011     62495.29039           48076.93112
2011-02-28  2011-03-31     5.55%          5.88%         02/2011     60650.81133           47628.60177
2011-03-31  2011-04-30     5.25%          3.10%         03/2011     64014.27315           50428.86654
2011-04-30  2011-05-31    -2.29%         -2.62%         04/2011     67377.73496           51993.18073
2011-05-31  2011-06-30    -0.81%         -1.54%         05/2011     65831.62751           50629.43612
2011-06-30  2011-07-31     1.13%         -0.44%         06/2011     65298.14039           49850.56795
2011-07-31  2011-08-31    -9.51%         -8.94%         07/2011     66035.20134           49629.16113
2011-08-31  2011-09-30   -17.79%        -14.58%         08/2011       59756.534           45194.09196
2011-09-30  2011-10-31    11.02%         13.25%         09/2011     49128.28936           38605.04085
2011-10-31  2011-11-30    -4.89%         -6.66%         10/2011     54541.19372           43718.55662
2011-11-30  2011-12-31    -2.65%         -1.21%         11/2011     51875.95656           40804.88147
2011-12-31  2012-01-31    11.27%         11.34%         12/2011     50498.74336           40313.07288
2012-01-31  2012-02-29     8.17%          5.99%         01/2012     56191.53497           44885.64739
2012-02-29  2012-03-31    -2.61%         -3.34%         02/2012     60779.75506           47574.28607
2012-03-31  2012-04-30    -2.39%         -1.20%         03/2012     59193.70367           45986.28864
2012-04-30  2012-05-31    -9.17%        -11.21%         04/2012     57777.58636           45436.70648
2012-05-31  2012-06-30     3.83%          3.86%         05/2012     52481.30761           40341.21113
2012-06-30  2012-07-31    -1.26%          1.95%         06/2012     54491.14635           41898.19616
2012-07-31  2012-08-31     2.60%         -0.33%         07/2012     53807.15707           42715.46911
2012-08-31  2012-09-30     5.85%          6.03%         08/2012      55203.6352           42573.22844
2012-09-30  2012-10-31    -0.39%         -0.61%         09/2012       58430.911           45142.17877
                                                     10/31/2012     58201.88243            44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         6.71%      -0.38%     19.26%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Emerging Markets Value Portfolio - Class R2 vs. MSCI Emerging Markets Index (net div.)
January 29, 2008 - October 31,2012

                                                                                        MSCI Emerging
                                                                  Emerging Markets      Markets Index
BeginDate    EndDate   FundReturns Benchmark0Returns EndDate Value Portfolio - Class R2  (net div.)
---------   ---------- ----------- ----------------- ------- -------------------------- -------------
01/29/2008  01/31/2008     0.50%         -1.29%      01/2008          $10,000              $10,000
            02/29/2008     3.98%          7.38%      01/2008          $10,050              $ 9,871
            03/31/2008    -3.38%         -5.29%      02/2008          $10,450              $10,599
            04/30/2008     7.67%          8.12%      03/2008          $10,097              $10,038
            05/31/2008     0.83%          1.86%      04/2008          $10,872              $10,853
            06/30/2008   -11.72%         -9.97%      05/2008          $10,962              $11,054
            07/31/2008    -1.94%         -3.77%      06/2008          $ 9,677              $ 9,952
            08/31/2008    -8.59%         -7.99%      07/2008          $ 9,489              $ 9,576
            09/30/2008   -17.29%        -17.50%      08/2008          $ 8,674              $ 8,811
            10/31/2008   -31.01%        -27.37%      09/2008          $ 7,174              $ 7,269
            11/30/2008    -7.68%         -7.53%      10/2008          $ 4,949              $ 5,280
            12/31/2008    12.06%          7.80%      11/2008          $ 4,569              $ 4,882
            01/31/2009    -8.70%         -6.46%      12/2008          $ 5,120              $ 5,263
            02/28/2009    -8.84%         -5.64%      01/2009          $ 4,675              $ 4,923
            03/31/2009    17.37%         14.37%      02/2009          $ 4,262              $ 4,646
            04/30/2009    19.87%         16.64%      03/2009          $ 5,002              $ 5,313
            05/31/2009    22.46%         17.09%      04/2009          $ 5,996              $ 6,197
            06/30/2009    -1.38%         -1.35%      05/2009          $ 7,342              $ 7,256
            07/31/2009    13.21%         11.24%      06/2009          $ 7,241              $ 7,159
            08/31/2009     0.83%         -0.36%      07/2009          $ 8,197              $ 7,964
            09/30/2009     9.31%          9.08%      08/2009          $ 8,265              $ 7,935
            10/31/2009    -2.34%          0.12%      09/2009          $ 9,035              $ 8,655
            11/30/2009     6.40%          4.30%      10/2009          $ 8,823              $ 8,666
            12/31/2009     4.89%          3.95%      11/2009          $ 9,388              $ 9,038
            01/31/2010    -5.58%         -5.58%      12/2009          $ 9,847              $ 9,395
            02/28/2010     0.54%          0.35%      01/2010          $ 9,297              $ 8,871
            03/31/2010     8.56%          8.07%      02/2010          $ 9,347              $ 8,902
            04/30/2010     0.99%          1.21%      03/2010          $10,147              $ 9,621
            05/31/2010   -10.73%         -8.80%      04/2010          $10,246              $ 9,738
            06/30/2010     0.57%         -0.74%      05/2010          $ 9,147              $ 8,881
            07/31/2010     9.64%          8.33%      06/2010          $ 9,199              $ 8,816
            08/31/2010    -2.20%         -1.94%      07/2010          $10,085              $ 9,550
            09/30/2010    11.84%         11.11%      08/2010          $ 9,864              $ 9,365
            10/31/2010     3.74%          2.90%      09/2010          $11,031              $10,405
            11/30/2010    -3.61%         -2.64%      10/2010          $11,444              $10,707
            12/31/2010     8.42%          7.14%      11/2010          $11,031              $10,425
            01/31/2011    -3.15%         -2.71%      12/2010          $11,960              $11,169
            02/28/2011    -1.66%         -0.93%      01/2011          $11,583              $10,866
            03/31/2011     5.72%          5.88%      02/2011          $11,391              $10,764
            04/30/2011     3.51%          3.10%      03/2011          $12,043              $11,397
            05/31/2011    -3.82%         -2.62%      04/2011          $12,466              $11,751
            06/30/2011    -2.10%         -1.54%      05/2011          $11,990              $11,443
            07/31/2011    -0.85%         -0.44%      06/2011          $11,738              $11,267
            08/31/2011   -10.18%         -8.94%      07/2011          $11,639              $11,217
            09/30/2011   -17.95%        -14.58%      08/2011          $10,454              $10,214
            10/31/2011    13.09%         13.25%      09/2011          $ 8,577              $ 8,725
            11/30/2011    -5.10%         -6.66%      10/2011          $ 9,701              $ 9,881
            12/31/2011    -3.59%         -1.21%      11/2011          $ 9,206              $ 9,222
            01/31/2012    13.83%         11.34%      12/2011          $ 8,875              $ 9,111
            02/29/2012     6.06%          5.99%      01/2012          $10,102              $10,144
            03/31/2012    -4.31%         -3.34%      02/2012          $10,714              $10,752
            04/30/2012    -3.27%         -1.20%      03/2012          $10,253              $10,393
            05/31/2012   -11.10%        -11.21%      04/2012          $ 9,918              $10,269
            06/30/2012     4.50%          3.86%      05/2012          $ 8,817              $ 9,117
            07/31/2012    -0.63%          1.95%      06/2012          $ 9,214              $ 9,469
            08/31/2012     1.35%         -0.33%      07/2012          $ 9,155              $ 9,654
            09/30/2012     6.40%          6.03%      08/2012          $ 9,279              $ 9,622
            10/31/2012    -1.33%         -0.61%      09/2012          $ 9,873              $10,202
                                                     10/2012          $ 9,742              $10,140

                            One Year Since 1/29/2008
                            -------- ---------------
                            0.43%         -0.55%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Value Portfolio-Institutional Class vs. MSCI Emerging Markets Index (net div.)
October 31, 2002 - October 31, 2012

                                                                 Emerging Markets
                                                                 Value Portfolio-   MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Institutional Class   Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- ---------------------
2002-10-31  2002-11-30     7.81%          6.88%         10/2002           10000                10000
2002-11-30  2002-12-31    -2.98%         -3.33%         11/2002     10781.04994          10688.20463
2002-12-31  2003-01-31     1.51%         -0.44%         12/2002     10459.32273          10332.68124
2003-01-31  2003-02-28    -0.87%         -2.81%         01/2003     10617.00096          10287.11002
2003-02-28  2003-03-31    -2.25%         -2.86%         02/2003     10525.02199          9998.077641
2003-03-31  2003-04-30    13.15%          8.89%         03/2003     10288.50464          9712.550745
2003-04-30  2003-05-31     7.45%          7.15%         04/2003     11641.90947          10576.25547
2003-05-31  2003-06-30     4.41%          5.67%         05/2003     12509.13975          11332.42116
2003-06-30  2003-07-31     2.31%          6.22%         06/2003     13061.01356           11974.8284
2003-07-31  2003-08-31     6.59%          6.69%         07/2003     13363.23017          12719.45993
2003-08-31  2003-09-30     4.89%          0.73%         08/2003      14243.6003          13570.61278
2003-09-30  2003-10-31     8.88%          8.51%         09/2003     14940.01249          13669.44466
2003-10-31  2003-11-30     1.13%          1.22%         10/2003     16267.13761          14832.47204
2003-11-30  2003-12-31    12.03%          7.24%         11/2003     16451.09555          15012.94766
2003-12-31  2004-01-31     2.75%          3.49%         12/2003     18430.57107           16099.9853
2004-01-31  2004-02-29     6.47%          4.59%         01/2004     18936.61276          16662.21886
2004-02-29  2004-03-31     1.25%          1.25%         02/2004     20161.76633          17426.29823
2004-03-31  2004-04-30    -7.05%         -8.19%         03/2004     20414.78718           17644.0921
2004-04-30  2004-05-31    -2.95%         -2.00%         04/2004     18976.56342          16199.38255
2004-05-31  2004-06-30     1.82%          0.43%         05/2004     18417.25419          15876.20003
2004-06-30  2004-07-31     1.29%         -1.83%         06/2004     18752.83395          15943.82184
2004-07-31  2004-08-31     4.44%          4.15%         07/2004     18993.94182          15651.96247
2004-08-31  2004-09-30     6.59%          5.77%         08/2004     19837.81934          16301.04143
2004-09-30  2004-10-31     3.12%          2.39%         09/2004     21144.61687          17241.52745
2004-10-31  2004-11-30    10.82%          9.26%         10/2004     21804.96501          17653.47774
2004-11-30  2004-12-31     6.43%          4.80%         11/2004     24163.35121           19287.7093
2004-12-31  2005-01-31     1.64%          0.25%         12/2004     25716.54763          20214.06032
2005-01-31  2005-02-28     9.11%          8.72%         01/2005     26138.57674          20265.39862
2005-02-28  2005-03-31    -7.31%         -6.61%         02/2005      28520.9991          22033.51685
2005-03-31  2005-04-30    -3.56%         -2.68%         03/2005     26435.86373          20577.38623
2005-04-30  2005-05-31     1.44%          3.48%         04/2005     25495.13417          20024.99063
2005-05-31  2005-06-30     3.29%          3.40%         05/2005     25863.24574          20722.01549
2005-06-30  2005-07-31     7.28%          6.99%         06/2005     26713.04067          21426.05132
2005-07-31  2005-08-31     1.59%          0.86%         07/2005     28656.55911          22923.68229
2005-08-31  2005-09-30     8.02%          9.31%         08/2005     29111.42512           23119.9891
2005-09-30  2005-10-31    -6.26%         -6.54%         09/2005     31447.29509          25272.80535
2005-10-31  2005-11-30     7.38%          8.27%         10/2005     29480.10746          23620.93331
2005-11-30  2005-12-31     6.27%          5.91%         11/2005      31655.0966            25574.955
2005-12-31  2006-01-31     9.56%         11.17%         12/2005     33640.94678          27086.60788
2006-01-31  2006-02-28     0.38%         -0.12%         01/2006      36855.5888           30111.9491
2006-02-28  2006-03-31     3.38%          0.88%         02/2006     36996.58187          30076.21583
2006-03-31  2006-04-30     8.72%          7.12%         03/2006     38246.39699          30341.27525
2006-04-30  2006-05-31   -10.84%        -10.48%         04/2006     41582.00293          32501.78094
2006-05-31  2006-06-30    -0.91%         -0.24%         05/2006     37073.28134          29096.49107
2006-06-30  2006-07-31     2.36%          1.43%         06/2006     36736.37926          29025.36378
2006-07-31  2006-08-31     1.82%          2.55%         07/2006     37604.27978          29440.93262
2006-08-31  2006-09-30     2.03%          0.83%         08/2006     38287.21788          30191.10507
2006-09-30  2006-10-31     6.94%          4.75%         09/2006     39063.54995          30442.48182
2006-10-31  2006-11-30     7.31%          7.43%         10/2006      41773.9064          31887.98293
2006-11-30  2006-12-31     3.51%          4.50%         11/2006     44828.43509          34258.36502
2006-12-31  2007-01-31     1.54%         -1.08%         12/2006     46400.03293          35800.88873
2007-01-31  2007-02-28     0.56%         -0.59%         01/2007     47113.65553          35415.39915
2007-02-28  2007-03-31     5.21%          3.98%         02/2007     47375.80261          35205.20002
2007-03-31  2007-04-30     7.97%          4.63%         03/2007     49842.20782          36607.13479
2007-04-30  2007-05-31     7.60%          4.95%         04/2007     53813.23316          38301.93602
2007-05-31  2007-06-30     2.84%          4.69%         05/2007     57901.05337          40199.01976
2007-06-30  2007-07-31     4.74%          5.28%         06/2007     59545.27699          42083.39264
2007-07-31  2007-08-31    -3.23%         -2.13%         07/2007     62366.07472          44303.84785
2007-08-31  2007-09-30     9.01%         11.04%         08/2007     60353.31802           43362.3024
2007-09-30  2007-10-31    10.97%         11.15%         09/2007     65792.44111          48150.94986
2007-10-31  2007-11-30    -7.30%         -7.09%         10/2007     73010.86241          53520.78318
2007-11-30  2007-12-31    -0.16%          0.35%         11/2007     67681.92563          49726.86787
2007-12-31  2008-01-31    -9.96%        -12.48%         12/2007     67575.81224          49901.25085
2008-01-31  2008-02-29     3.99%          7.38%         01/2008     60847.09008           43673.8733
2008-02-29  2008-03-31    -3.36%         -5.29%         02/2008     63277.32834          46897.54641
2008-03-31  2008-04-30     7.71%          8.12%         03/2008     61148.20583          44415.76252
2008-04-30  2008-05-31     0.85%          1.86%         04/2008     65863.61473          48020.26653
2008-05-31  2008-06-30   -11.63%         -9.97%         05/2008      66426.4216          48911.10737
2008-06-30  2008-07-31    -1.96%         -3.77%         06/2008     58698.85541          44032.83828
2008-07-31  2008-08-31    -8.57%         -7.99%         07/2008     57546.99404          42371.91524
2008-08-31  2008-09-30   -17.25%        -17.50%         08/2008     52617.02737          38987.53211
2008-09-30  2008-10-31   -31.05%        -27.37%         09/2008     43539.68508          32164.58346
2008-10-31  2008-11-30    -7.59%         -7.53%         10/2008     30018.81421          23361.83389
2008-11-30  2008-12-31    12.21%          7.80%         11/2008     27739.49309          21603.22571
2008-12-31  2009-01-31    -9.03%         -6.46%         12/2008     31125.33622          23288.18785
2009-01-31  2009-02-28    -8.50%         -5.64%         01/2009      28315.7926          21784.22273
2009-02-28  2009-03-31    17.30%         14.37%         02/2009     25910.23564          20555.33038
2009-03-31  2009-04-30    19.66%         16.64%         03/2009     30392.29689          23509.27602
2009-04-30  2009-05-31    22.50%         17.09%         04/2009     36367.79386          27421.45939
2009-05-31  2009-06-30    -1.23%         -1.35%         05/2009     44549.62816          32106.85072
2009-06-30  2009-07-31    13.41%         11.24%         06/2009     44000.80518          31674.35664
2009-07-31  2009-08-31     0.74%         -0.36%         07/2009      49900.8711          35236.07119
2009-08-31  2009-09-30     9.23%          9.08%         08/2009     50270.78119          35109.92688
2009-09-30  2009-10-31    -2.36%          0.12%         09/2009     54908.62011           38296.8602
2009-10-31  2009-11-30     6.37%          4.30%         10/2009     53610.10546          38344.23233
2009-11-30  2009-12-31     4.95%          3.95%         11/2009     57023.34402          39991.33055
2009-12-31  2010-01-31    -5.69%         -5.58%         12/2009     59847.87712          41570.63621
2010-01-31  2010-02-28     0.78%          0.35%         01/2010     56440.50752          39252.15628
2010-02-28  2010-03-31     8.80%          8.07%         02/2010     56878.32595           39390.3133
2010-03-31  2010-04-30     0.65%          1.21%         03/2010     61884.68462           42570.3986
2010-04-30  2010-05-31   -10.48%         -8.80%         04/2010     62284.43189          43086.13887
2010-05-31  2010-06-30     0.62%         -0.74%         05/2010     55755.22646           39296.4307
2010-06-30  2010-07-31     9.25%          8.33%         06/2010     56103.20789          39007.56331
2010-07-31  2010-08-31    -1.81%         -1.94%         07/2010     61294.04753          42255.92483
2010-08-31  2010-09-30    12.01%         11.11%         08/2010     60183.09292          41435.27509
2010-09-30  2010-10-31     3.42%          2.90%         09/2010     67408.34523          46039.95583
2010-10-31  2010-11-30    -3.25%         -2.64%         10/2010     69714.87543          47376.79589
2010-11-30  2010-12-31     8.31%          7.14%         11/2010     67446.78741          46126.15023
2010-12-31  2011-01-31    -3.13%         -2.71%         12/2010     73048.92262          49417.68963
2011-01-31  2011-02-28    -1.68%         -0.93%         01/2011     70766.14378          48076.93112
2011-02-28  2011-03-31     5.75%          5.88%         02/2011     69574.25042          47628.60177
2011-03-31  2011-04-30     3.57%          3.10%         03/2011     73574.16377          50428.86654
2011-04-30  2011-05-31    -3.82%         -2.62%         04/2011     76200.36951          51993.18073
2011-05-31  2011-06-30    -2.05%         -1.54%         05/2011     73291.34161          50629.43612
2011-06-30  2011-07-31    -0.85%         -0.44%         06/2011     71790.26867          49850.56795
2011-07-31  2011-08-31   -10.15%         -8.94%         07/2011     71181.36054          49629.16113
2011-08-31  2011-09-30   -17.95%        -14.58%         08/2011     63955.65069          45194.09196
2011-09-30  2011-10-31    13.14%         13.25%         09/2011     52473.60679          38605.04085
2011-10-31  2011-11-30    -5.07%         -6.66%         10/2011     59367.79997          43718.55662
2011-11-30  2011-12-31    -3.59%         -1.21%         11/2011     56360.54063          40804.88147
2011-12-31  2012-01-31    13.87%         11.34%         12/2011     54335.88274          40313.07288
2012-01-31  2012-02-29     6.09%          5.99%         01/2012       61870.905          44885.64739
2012-02-29  2012-03-31    -4.30%         -3.34%         02/2012     65638.41615          47574.28607
2012-03-31  2012-04-30    -3.27%         -1.20%         03/2012      62812.7828          45986.28864
2012-04-30  2012-05-31   -11.06%        -11.21%         04/2012      60761.5823          45436.70648
2012-05-31  2012-06-30     4.52%          3.86%         05/2012      54042.8541          40341.21113
2012-06-30  2012-07-31    -0.63%          1.95%         06/2012     56485.77879          41898.19616
2012-07-31  2012-08-31     1.39%         -0.33%         07/2012     56128.00748          42715.46911
2012-08-31  2012-09-30     6.43%          6.03%         08/2012     56906.68624          42573.22844
2012-09-30  2012-10-31    -1.29%         -0.61%         09/2012     60566.63705          45142.17877
                                                     10/31/2012     59782.80859           44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.70%      -3.92%     19.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Core Equity Portfolio vs. MSCI Emerging Markets Index (net div.)
April 5, 2005 - October 31, 2012

                                                                Emerging Markets Core MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Equity Portfolio      Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- ---------------------
2005-04-05  2005-04-30    -4.20%         -3.18%         04/2005            10000                 10000
2005-04-30  2005-05-31     1.46%          3.48%         04/2005      9580.000002            9681.97524
2005-05-31  2005-06-30     2.68%          3.40%         05/2005      9720.000001           10018.98301
2005-06-30  2005-07-31     6.73%          6.99%         06/2005      9980.459186           10359.38055
2005-07-31  2005-08-31     1.04%          0.86%         07/2005      10652.51021           11083.47706
2005-08-31  2005-09-30     6.95%          9.31%         08/2005      10762.84694           11178.39035
2005-09-30  2005-10-31    -5.33%         -6.54%         09/2005      11511.36663           12219.26543
2005-10-31  2005-11-30     6.56%          8.27%         10/2005      10897.56124           11420.59418
2005-11-30  2005-12-31     5.88%          5.91%         11/2005      11611.99047           12365.35316
2005-12-31  2006-01-31     8.95%         11.17%         12/2005      12295.11976           13096.22919
2006-01-31  2006-02-28     0.15%         -0.12%         01/2006      13395.42194           14558.96539
2006-02-28  2006-03-31     2.00%          0.88%         02/2006      13415.61097           14541.68855
2006-03-31  2006-04-30     6.86%          7.12%         03/2006      13684.42534           14669.84336
2006-04-30  2006-05-31   -11.19%        -10.48%         04/2006      14623.65158           15714.43624
2006-05-31  2006-06-30    -1.64%         -0.24%         05/2006      12987.58006            14067.9969
2006-06-30  2006-07-31     1.91%          1.43%         06/2006      12774.97105           14033.60724
2006-07-31  2006-08-31     2.42%          2.55%         07/2006      13018.69069           14234.53254
2006-08-31  2006-09-30     1.98%          0.83%         08/2006      13333.49522           14597.23688
2006-09-30  2006-10-31     6.54%          4.75%         09/2006      13597.95927           14718.77619
2006-10-31  2006-11-30     6.92%          7.43%         10/2006      14487.44983            15417.6682
2006-11-30  2006-12-31     3.94%          4.50%         11/2006      15489.81837           16563.73519
2006-12-31  2007-01-31     1.41%         -1.08%         12/2006      16100.27146            17309.5371
2007-01-31  2007-02-28    -0.76%         -0.59%         01/2007      16327.47222           17123.15497
2007-02-28  2007-03-31     4.33%          3.98%         02/2007      16203.54454           17021.52482
2007-03-31  2007-04-30     6.72%          4.63%         03/2007       16905.8014           17699.35274
2007-04-30  2007-05-31     7.27%          4.95%         04/2007      18041.80516           18518.78001
2007-05-31  2007-06-30     2.36%          4.69%         05/2007      19353.37314           19436.00979
2007-06-30  2007-07-31     3.40%          5.28%         06/2007      19810.94669           20347.09394
2007-07-31  2007-08-31    -2.58%         -2.13%         07/2007      20485.49437           21420.67209
2007-08-31  2007-09-30     8.59%         11.04%         08/2007      19956.23388           20965.43993
2007-09-30  2007-10-31    10.39%         11.15%         09/2007      21671.05173           23280.72522
2007-10-31  2007-11-30    -7.28%         -7.09%         10/2007      23923.67309           25877.01074
2007-11-30  2007-12-31    -0.21%          0.35%         11/2007      22181.20446            24042.6731
2007-12-31  2008-01-31    -9.79%        -12.48%         12/2007      22135.55448           24126.98633
2008-01-31  2008-02-29     3.27%          7.38%         01/2008      19968.29012           21116.08279
2008-02-29  2008-03-31    -3.63%         -5.29%         02/2008      20620.57356            22674.7114
2008-03-31  2008-04-30     7.58%          8.12%         03/2008      19871.14193           21474.78223
2008-04-30  2008-05-31     0.44%          1.86%         04/2008      21377.80858           23217.54053
2008-05-31  2008-06-30   -11.15%         -9.97%         05/2008      21472.63375           23648.25729
2008-06-30  2008-07-31    -1.06%         -3.77%         06/2008       19078.7608           21289.64042
2008-07-31  2008-08-31    -6.64%         -7.99%         07/2008      18876.92536           20486.59307
2008-08-31  2008-09-30   -15.67%        -17.50%         08/2008      17623.42103           18850.26203
2008-09-30  2008-10-31   -28.26%        -27.37%         09/2008      14860.95355           15551.40307
2008-10-31  2008-11-30    -6.68%         -7.53%         10/2008      10661.49818             11295.321
2008-11-30  2008-12-31     9.78%          7.80%         11/2008      9949.292835           10445.04341
2008-12-31  2009-01-31    -8.92%         -6.46%         12/2008      10921.91573           11259.71354
2009-01-31  2009-02-28    -6.75%         -5.64%         01/2009      9947.711157            10532.5545
2009-02-28  2009-03-31    15.78%         14.37%         02/2009      9276.592451           9938.391657
2009-03-31  2009-04-30    18.26%         16.64%         03/2009      10740.54489           11366.60848
2009-04-30  2009-05-31    19.71%         17.09%         04/2009      12702.23876            13258.1281
2009-05-31  2009-06-30    -0.97%         -1.35%         05/2009      15205.83701            15523.4896
2009-06-30  2009-07-31    12.10%         11.24%         06/2009      15058.12449           15314.38103
2009-07-31  2009-08-31     0.39%         -0.36%         07/2009      16880.37579           17036.45086
2009-08-31  2009-09-30     8.63%          9.08%         08/2009      16945.84589           16975.46077
2009-09-30  2009-10-31    -1.85%          0.12%         09/2009      18407.63348           18516.32588
2009-10-31  2009-11-30     6.12%          4.30%         10/2009      18067.96881           18539.23005
2009-11-30  2009-12-31     4.57%          3.95%         11/2009       19174.6182           19335.59318
2009-12-31  2010-01-31    -5.49%         -5.58%         12/2009       20050.0833           20099.17897
2010-01-31  2010-02-28     1.10%          0.35%         01/2010      18950.24329           18978.20639
2010-02-28  2010-03-31     8.62%          8.07%         02/2010      19159.21289           19045.00457
2010-03-31  2010-04-30     0.95%          1.21%         03/2010      20811.52367           20582.55871
2010-04-30  2010-05-31    -9.69%         -8.80%         04/2010      21009.62384           20831.91635
2010-05-31  2010-06-30     0.85%         -0.74%         05/2010      18973.59429           18999.61284
2010-06-30  2010-07-31     9.03%          8.33%         06/2010      19134.07371           18859.94701
2010-07-31  2010-08-31    -1.33%         -1.94%         07/2010      20862.45559           20430.51233
2010-08-31  2010-09-30    11.95%         11.11%         08/2010      20585.47131            20033.7326
2010-09-30  2010-10-31     2.95%          2.90%         09/2010      23044.98243           22260.07096
2010-10-31  2010-11-30    -2.67%         -2.64%         10/2010      23724.08577           22906.42594
2010-11-30  2010-12-31     7.35%          7.14%         11/2010      23089.51379           22301.74549
2010-12-31  2011-01-31    -3.16%         -2.71%         12/2010      24785.44438           23893.18708
2011-01-31  2011-02-28    -1.72%         -0.93%         01/2011      24002.51067           23244.93756
2011-02-28  2011-03-31     5.69%          5.88%         02/2011      23588.67427           23028.17273
2011-03-31  2011-04-30     3.95%          3.10%         03/2011      24930.84636           24382.08568
2011-04-30  2011-05-31    -2.76%         -2.62%         04/2011      25915.10588           25138.42318
2011-05-31  2011-06-30    -1.39%         -1.54%         05/2011      25199.28078           24479.05999
2011-06-30  2011-07-31    -0.23%         -0.44%         06/2011      24848.78742           24102.48142
2011-07-31  2011-08-31    -9.02%         -8.94%         07/2011      24792.56844           23995.43241
2011-08-31  2011-09-30   -16.55%        -14.58%         08/2011      22555.05319           21851.10033
2011-09-30  2011-10-31    12.70%         13.25%         09/2011      18823.00689           18665.32957
2011-10-31  2011-11-30    -4.27%         -6.66%         10/2011      21212.69067           21137.68693
2011-11-30  2011-12-31    -3.14%         -1.21%         11/2011      20306.64943           19728.94067
2011-12-31  2012-01-31    11.77%         11.34%         12/2011      19668.44126           19491.15387
2012-01-31  2012-02-29     6.28%          5.99%         01/2012       21984.3888           21701.96904
2012-02-29  2012-03-31    -3.13%         -3.34%         02/2012      23364.83044           23001.91138
2012-03-31  2012-04-30    -2.22%         -1.20%         03/2012      22634.67949           22234.12317
2012-04-30  2012-05-31   -10.52%        -11.21%         04/2012       22132.7007           21968.40315
2012-05-31  2012-06-30     4.48%          3.86%         05/2012      19805.34455           19504.75856
2012-06-30  2012-07-31     0.06%          1.95%         06/2012      20693.31546           20257.55244
2012-07-31  2012-08-31     1.05%         -0.33%         07/2012      20704.79898           20652.69952
2012-08-31  2012-09-30     5.70%          6.03%         08/2012      20922.98599           20583.92692
2012-09-30  2012-10-31    -0.68%         -0.61%         09/2012      22115.39118           21826.00058
                                                     10/31/2012      21965.10362           21693.49798

                      One Year Five Years From 04/05/2005
                      -------- ---------- ---------------
                      3.55%      -1.69%        10.95%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012, saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------

         Russell 3000(R) Index.................................. 14.75%
         Russell Microcap(R) Index (micro cap stocks)........... 16.49%
         Russell 2000(R) Index (small cap stocks)............... 12.08%
         Russell 1000(R) Index (large cap stocks)............... 14.97%
         Dow Jones US Select REIT Index......................... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 14.47% Russell 2000(R) Growth Index (small cap growth stocks). 9.70% Russell 1000(R) Value Index (large cap value stocks)... 16.89% Russell 1000(R) Growth Index (large cap growth stocks). 13.02%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2012, approximately 97% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2012, the total return was 15.84% for the Portfolio and 15.21% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the fixed income component of the Portfolio exceeding the interest rate embedded in the Portfolio's S&P 500(R) futures contracts. The Portfolio's concentration in government agency and corporate fixed income securities with maturities between one and two years had the most significant contribution to the outperformance. As credit spreads narrowed during the period, these securities generated excess return, adding to the positive return of the S&P 500(R) Index. The Portfolio also benefited from increasing exposure to Euro-denominated securities during a year when Euro-denominated sovereign and corporate interest rates decreased.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 18.14% for the Portfolio and 16.89% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Master Fund's exclusion of REITs and highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small and mid-cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,500 securities, and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.67% for the Portfolio's Class R1 shares, 14.46% for the Portfolio's Class R2 shares, 14.78% for the Portfolio's Institutional Class shares, and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to deep value stocks in the mid-cap size range was the primary contributor to relative outperformance. Mid-caps generally outperformed small cap stocks over the period. The Portfolio's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small capitalization and value stocks, and does not attempt to closely track a specific index. As of October 31, 2012, the Portfolio held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 15.60% for the Portfolio and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure to deep value stocks at both the larger and smaller ends of the eligible market capitalization range helped relative outperformance. The Portfolio's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,000 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.29% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had less exposure than the Index to large cap stocks and greater exposure to small cap stocks, both of which contributed to relative underperformance as large cap stocks outperformed small caps during the period. The Portfolio's exclusion of REITs detracted from relative performance as this sector outperformed the overall Index.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,100 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.81% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's emphasis on value stocks across all size categories was the primary contributor to relative outperformance.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,900 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.55% for the Portfolio, 14.75% for the Russell 3000(R) Index, and 13.00% for the Russell 2500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Relative to the Russell 3000(R) Index, the Portfolio had less exposure to large cap stocks which was the primary contributor to relative underperformance. Large cap stocks outperformed the other size categories as well as the overall Index during the period. The Portfolio's exclusion of REITs also detracted from relative performance as this sector outperformed the overall Index. Relative to the Russell 2500(R) Index, the Portfolio's emphasis on value stocks across all size categories was the primary contributor to relative outperformance.

   As of February 28, 2012, the Russell 3000(R) Index has been selected to replace the Russell 2500(R) Index as the appropriate benchmark for the Portfolio because this index better reflects the universe of securities in which the Portfolio invests.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small capitalization stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 13.61% for the Portfolio and 12.08% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to the smallest micro cap stocks was a primary contributor to relative outperformance. The Portfolio also had less exposure than the Index to mid-cap stocks which was also beneficial as these stocks underperformed small cap and micro cap stocks.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to very small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,000 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 13.13% for the Portfolio and 12.08% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to small and mid-cap stocks. The outperformance of micro cap stocks relative to small and mid cap stocks was the primary driver of outperformance relative to the benchmark.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (i.e., REITs), but does not attempt to closely track a specific index. As of October 31, 2012, the Portfolio held approximately 115 REITs. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.45% for the Portfolio, 14.09% for the Dow Jones U.S. Select REIT IndexSM, and 15.21% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio has a lower market cap floor than the Dow Jones U.S. Select REIT Index/SM/ and invests in small cap REITs that may not be included in the Index. The Dow Jones U.S. Select REIT Index/SM/ also excludes net lease REITS which are eligible for the Portfolio. Securities held by the Portfolio and excluded by the Index generally outperformed the Dow Jones U.S. Select REIT Index/SM/ over the period, benefiting relative performance.

International Equity Market Review            12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                 12 Months Ended October 31, 2012
                 --------------------------------

                                                         U.S. Dollar
                                                           Return
           -                                             -----------

           MSCI World ex USA Index......................    4.40%
           MSCI World ex USA Small Cap Index............    4.86%
           MSCI World ex USA Value Index................    4.74%
           MSCI World ex USA Growth Index...............    3.99%
--------
The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                          Local    U.S.
      Ten Largest Foreign Developed Markets by Market    Currency Dollar
      Cap                                                 Return  Return
      -----------------------------------------------    -------- ------
      United Kingdom....................................   8.61%    8.41%
      Japan.............................................  -0.86%   -3.28%
      Canada............................................   3.34%    2.69%
      France............................................  10.04%    2.23%
      Australia.........................................  10.20%    7.71%
      Switzerland.......................................  17.41%    9.79%
      Germany...........................................  18.18%    9.79%
      Spain.............................................  -6.40%  -13.04%
      Sweden............................................   9.26%    6.47%
      Hong Kong.........................................  16.12%   16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                 12 Months Ended October 31, 2012
                 --------------------------------

                                                       U.S. Dollar
                                                         Return
                                 -                     -----------

              MSCI Emerging Markets Index.............    2.63%
              MSCI Emerging Markets Small Cap Index...    3.74%
              MSCI Emerging Markets Value Index.......    1.36%
              MSCI Emerging Markets Growth Index......    3.89%

   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

              12 Months Ended October 31, 2012
              --------------------------------

                                                          Local    U.S.
                                                         Currency Dollar
      Ten Largest Emerging Markets by Market Cap          Return  Return
      ------------------------------------------         -------- ------
      China.............................................   7.71%    7.92%
      South Korea.......................................   1.71%    3.35%
      Brazil............................................   4.65%  -12.68%
      Taiwan............................................  -1.78%    0.59%
      South Africa......................................  17.70%    6.84%
      India.............................................   5.24%   -4.73%
      Russia............................................  -1.42%   -4.50%
      Mexico............................................  16.32%   17.03%
      Malaysia..........................................  11.39%   12.19%
      Indonesia.........................................  12.64%    3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

Global REIT Market Review                     12 Months Ended October 31, 2012

   The publicly traded global REIT market produced positive overall returns during the one-year period ending October 31, 2012. Country-level dispersion of returns was high as there were definite winners and losers. The largest REIT market, the United States, advanced significantly, but not to the extent of non-US REITs. Pacific Rim-based REITs produced some of the strongest returns. Still struggling with a debt crisis now entering its third year, Continental Europe underperformed, although REITs in this region did manage a positive return. Dispersion was prevalent across REIT sub-sectors as well. Residential REITs, which on a global basis are disproportionately US based, was the poorest performing REIT sub-sector. Industrial and retail REITs fared among the best.

                       12 Months Ended October 31, 2012
                       --------------------------------

                                                          U.S. Dollar
                                                            Return
                                                          -----------
           S&P Global ex U.S. REIT Index (net dividends).    20.40%
           S&P Global REIT Index (net dividends).........    16.22%
--------
Source: Standard and Poor's. Copyright S&P, 2012. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks and/or other securities.

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified basket of international large company stocks. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,400 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.89% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 4,900 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.49% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Small Company Portfolio

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Funds collectively held approximately 4,600 securities in 23 developed market countries. In general, the Portfolio was mostly invested in the Master Funds throughout the year. The combined average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.63% for the Portfolio and 4.86% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Master Funds (other than the Master Fund for Canadian small cap securities) and the Index. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,400 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 0.20% for the Portfolio and -1.01% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to the Master Fund's holdings of companies with a market capitalization below $500 million. These stocks are generally considered too small to be included in the Index and outperformed other stocks, contributing to the Portfolio's relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,000 securities across the eligible countries. In general, the Master Fund was mostly invested in equities during the period. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 7.09% for the Portfolio and 4.01% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In particular, the Index held a number of larger Australian companies at higher weights than the Series and these stocks underperformed, benefitting the Series' relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 360 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 22.82% for the Portfolio and 20.73% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund generally excluded stocks not listed on the London Stock Exchange whereas the Index held a number of stocks listed on other exchanges. The stocks that were excluded by the Master Fund significantly underperformed, contributing to the Master Fund's relative performance. In addition, the

Master Fund held a number of stocks that were considered to be too large for the Index. These larger names outperformed, which had a positive impact on relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Continental Small Company Portfolio

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,400 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 1.85% for the Portfolio and 3.75% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Master Fund defines the small cap universe differently than the Index. For the one-year period, this led to differences in country weights as well as holdings within certain countries. In particular, the Master Fund had a lower allocation to Norway, one of the best performing countries, which detracted from relative performance. Differences in the Master Fund's definition of the small cap universe also resulted in the exclusion or lower weighting of larger securities in Norway, Germany and Sweden which also outperformed, and detracted from the Series' relative performance. For the period, differences in the valuation timing and methodology between the Master Fund and the Index contributed positively to the Master Fund's performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets but does not attempt to track a specific index. As of October 31, 2012, the Portfolio held approximately 200 securities in 20 developed and emerging market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 22.34% for the Portfolio and 20.40% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. Differences in the valuation timing and methodology between the Portfolio and the Index also benefited relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets, but does not attempt to track a specific index. As of October 31, 2012, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of October 31, 2012, the Underlying Funds held approximately 320 securities in 21 developed and emerging markets countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 17.33% for the Portfolio and 16.22% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. Differences in the valuation timing and methodology between one of the Underlying Funds-The DFA International Real Estate Securities Portfolio and the Index also benefited relative performance. The DFA International Real Estate Securities Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The DFA International Real Estate Securities Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,100 securities in 23 developed market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 6.92% for the Portfolio and 4.86% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The primary reason for the Portfolio's relative outperformance against the Index was that the Portfolio held a number of larger U.K. value stocks that were not present in the Index's holdings of U.K. securities. These U.K. issuers significantly outperformed, contributing to the Portfolio's relative outperformance. To a lesser extent, the Portfolio's outperformance was also attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics than the International Core Equity Portfolio. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 4,000 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 4.90% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Underlying Funds collectively held approximately 4,800 securities. In general, the Portfolio was mostly invested in equities. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 2.70% for the Portfolio and 3.98% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Although small-cap value stocks in developed markets performed relatively well, value stocks in both developed and emerging markets, as measured by high book-to-market ratios, generally underperformed during the period. The Portfolio had significantly greater exposure than the Index to value stocks, which was the primary reason for the Portfolio's relative underperformance. For the period, differences in the valuation timing and methodology between the Underlying Funds and the Index contributed positively to the Portfolio's relative performance. The Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Underlying Fund to stocks with desired asset class characteristics. As of October 31, 2012, the Underlying Funds held more than 11,000 equity securities in 44 countries.

   From the Portfolio's inception on November 14, 2011, through October 31, 2012, total returns were 11.11% for the Portfolio and 10.48% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. Differences in the valuation timing and methodology between the international Underlying Funds and the Index contributed significantly to relative outperformance. The international Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The international Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. The Portfolio's relative outperformance, as compared to the Index, was also attributable to its currency hedging with respect to the euro, Swiss franc, and Japanese yen.

Emerging Markets Portfolio

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 970 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 4.08% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Master Fund and the Index were the primary reason for the Portfolio's outperformance relative to the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 2,900 securities across 16 emerging markets. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 6.71% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds mid-cap and large cap stocks. Emerging markets small cap stocks outperformed larger companies over the period. The Master Fund's significantly greater exposure than the Index to small cap stocks contributed to the relative outperformance. In addition, differences in country weights between the Master Fund and the Index also contributed to the Master Fund's relative outperformance. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index also contributed to outperformance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio seeks to capture the returns of value stocks of any market capitalization size in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 2,200 securities across 18 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 0.43% for the Portfolio's Class R2 shares, 0.70% for the Portfolio's Institutional Class shares, and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks in emerging markets significantly underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which was the primary contributor to relative underperformance. In particular, the Master Fund had lower exposure than the Index to large cap growth stocks in the Information Technology sector, which significantly outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed positively to performance of the Master Fund. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Core Equity Portfolio

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to selected emerging markets countries, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,600 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Portfolio's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 3.55% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed large caps during the period. The Portfolio's greater exposure to small cap stocks contributed to the Portfolio's relative outperformance. This was partially offset by the Portfolio's greater exposure to value stocks, which underperformed. Differences in the valuation timing and methodology between the Portfolio and the Index also had a positive impact on relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,026.04    0.24%    $1.22
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.93    0.24%    $1.22

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
 U.S. Large Cap Value Portfolio**
 --------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,067.74    0.27%    $1.40
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.78    0.27%    $1.37

 U.S. Targeted Value Portfolio
 -----------------------------
 Actual Fund Return
    Class R1 Shares.................... $1,000.00 $1,027.73    0.48%    $2.45
    Class R2 Shares.................... $1,000.00 $1,026.88    0.63%    $3.21
    Institutional Class Shares......... $1,000.00 $1,028.21    0.37%    $1.89
 Hypothetical 5% Annual Return
    Class R1 Shares.................... $1,000.00 $1,022.72    0.48%    $2.44
    Class R2 Shares.................... $1,000.00 $1,021.97    0.63%    $3.20
    Institutional Class Shares......... $1,000.00 $1,023.28    0.37%    $1.88

 U.S. Small Cap Value Portfolio
 ------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,032.78    0.52%    $2.66
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,022.52    0.52%    $2.64

 U.S. Core Equity 1 Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,018.16    0.19%    $0.96
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,024.18    0.19%    $0.97

 U.S. Core Equity 2 Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,024.98    0.22%    $1.12
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,024.03    0.22%    $1.12

 U.S. Vector Equity Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,024.30    0.32%    $1.63
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.53    0.32%    $1.63

 U.S. Small Cap Portfolio
 ------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,020.40    0.37%    $1.88
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.28    0.37%    $1.88

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/12  10/31/12    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,019.78    0.52%    $2.64
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.52    0.52%    $2.64

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  999.60    0.18%    $0.90
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,024.23    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,021.38    0.30%    $1.52
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,023.63    0.30%    $1.53

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,011.60    0.40%    $2.02
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,023.13    0.40%    $2.03

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  993.37    0.56%    $2.81
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.32    0.56%    $2.85

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  925.09    0.58%    $2.81
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.22    0.58%    $2.95

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,004.40    0.58%    $2.92
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.22    0.58%    $2.95

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/12  10/31/12    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,070.69    0.60%    $3.12
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.12    0.60%    $3.05

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $  997.27    0.57%    $2.86
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.27    0.57%    $2.90

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,134.00    0.41%    $2.20
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.08    0.41%    $2.08

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,049.49    0.32%    $1.65
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.53    0.32%    $1.63

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,000.27    0.71%    $3.57
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,021.57    0.71%    $3.61

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,002.15    0.54%    $2.72
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.42    0.54%    $2.75

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,009.74    0.60%    $3.03
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.12    0.60%    $3.05

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,015.76    0.40%    $2.03
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.13    0.40%    $2.03

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Portfolio**
----------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  996.33    0.62%    $3.11
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.02    0.62%    $3.15

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,007.35    0.85%    $4.29
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,020.86    0.85%    $4.32

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  982.24    0.87%    $4.33
   Institutional Class Shares.......... $1,000.00 $  983.89    0.62%    $3.09
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,020.76    0.87%    $4.42
   Institutional Class Shares.......... $1,000.00 $1,022.02    0.62%    $3.15

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  992.43    0.69%    $3.46
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.67    0.69%    $3.51
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             Affiliated Investment Companies
                                             -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%
Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

FIXED INCOME PORTFOLIO

                     Enhanced U.S. Large Company Portfolio

                   Corporate..........................  25.3%
                   Government.........................   7.6%
                   Foreign Corporate..................  28.0%
                   Foreign Government.................  32.9%
                   Supranational......................  6.20%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. Targeted Value Portfolio

                   Consumer Discretionary.............  16.3%
                   Consumer Staples...................   4.7%
                   Energy.............................   8.2%
                   Financials.........................  25.7%
                   Health Care........................   6.8%
                   Industrials........................  15.1%
                   Information Technology.............  12.6%
                   Materials..........................   8.3%
                   Other..............................    --
                   Telecommunication Services.........   1.3%
                   Utilities..........................   1.0%
                                                       -----
                                                       100.0%

                        U.S. Small Cap Value Portfolio

                   Consumer Discretionary.............  18.4%
                   Consumer Staples...................   4.5%
                   Energy.............................   8.8%
                   Financials.........................  25.5%
                   Health Care........................   4.3%
                   Industrials........................  17.2%
                   Information Technology.............  12.5%
                   Materials..........................   8.4%
                   Other..............................    --
                   Telecommunication Services.........   0.3%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. Core Equity 1 Portfolio

                   Consumer Discretionary.............  13.9%
                   Consumer Staples...................   8.1%
                   Energy.............................  10.1%
                   Financials.........................  16.5%
                   Health Care........................  11.1%
                   Industrials........................  12.9%
                   Information Technology.............  16.2%
                   Materials..........................   5.0%
                   Other..............................    --
                   Telecommunication Services.........   2.7%
                   Utilities..........................   3.5%
                                                       -----
                                                       100.0%

                         U.S. Core Equity 2 Portfolio

                   Consumer Discretionary.............  14.4%
                   Consumer Staples...................   6.6%
                   Energy.............................  11.1%
                   Financials.........................  19.6%
                   Health Care........................  10.8%
                   Industrials........................  13.8%
                   Information Technology.............  12.8%
                   Materials..........................   5.2%
                   Other..............................    --
                   Telecommunication Services.........   3.3%
                   Utilities..........................   2.4%
                                                       -----
                                                       100.0%

                         U.S. Vector Equity Portfolio

                   Consumer Discretionary.............  15.9%
                   Consumer Staples...................   5.5%
                   Energy.............................   9.9%
                   Financials.........................  24.1%
                   Health Care........................   8.7%
                   Industrials........................  14.3%
                   Information Technology.............  11.6%
                   Materials..........................   6.2%
                   Other..............................    --
                   Telecommunication Services.........   2.4%
                   Utilities..........................   1.4%
                                                       -----
                                                       100.0%

                           U.S. Small Cap Portfolio

                   Consumer Discretionary.............  18.6%
                   Consumer Staples...................   4.5%
                   Energy.............................   4.6%
                   Financials.........................  16.3%
                   Health Care........................  10.2%
                   Industrials........................  18.4%
                   Information Technology.............  17.7%
                   Materials..........................   5.7%
                   Other..............................    --
                   Telecommunication Services.........   0.5%
                   Utilities..........................   3.5%
                                                       -----
                                                       100.0%

                           U.S. Micro Cap Portfolio

                   Consumer Discretionary.............  17.8%
                   Consumer Staples...................   4.6%
                   Energy.............................   4.5%
                   Financials.........................  17.8%
                   Health Care........................  11.5%
                   Industrials........................  17.0%
                   Information Technology.............  17.4%
                   Materials..........................   6.2%
                   Other..............................    --
                   Telecommunication Services.........   1.2%
                   Utilities..........................   2.0%
                                                       -----
                                                       100.0%

                     DFA Real Estate Securities Portfolio

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                       Large Cap International Portfolio

                   Consumer Discretionary.............   9.8%
                   Consumer Staples...................  10.9%
                   Energy.............................  10.8%
                   Financials.........................  24.1%
                   Health Care........................   9.0%
                   Industrials........................  11.9%
                   Information Technology.............   4.1%
                   Materials..........................  11.1%
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   4.9%
                   Utilities..........................   3.4%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                      International Core Equity Portfolio

                       Consumer Discretionary.....  12.6%
                       Consumer Staples...........   7.2%
                       Energy.....................  10.0%
                       Financials.................  25.3%
                       Health Care................   5.1%
                       Industrials................  16.4%
                       Information Technology.....   5.0%
                       Materials..................  12.1%
                       Other......................    --
                       Telecommunication Services.   3.3%
                       Utilities..................   3.0%
                                                   -----
                                                   100.0%

                   DFA International Real Estate Securities
                                   Portfolio

                     Consumer Discretionary........   0.2%
                     Financials....................   0.2%
                     Health Care...................   0.2%
                     Real Estate Investment Trusts.  99.4%
                                                    -----
                                                    100.0%

                  DFA International Small Cap Value Portfolio

                       Consumer Discretionary.....  19.6%
                       Consumer Staples...........   4.5%
                       Energy.....................   5.7%
                       Financials.................  20.6%
                       Health Care................   2.2%
                       Industrials................  25.1%
                       Information Technology.....   4.9%
                       Materials..................  16.7%
                       Other......................    --
                       Telecommunication Services.   0.3%
                       Utilities..................   0.4%
                                                   -----
                                                   100.0%

                     International Vector Equity Portfolio

                       Consumer Discretionary.....  14.5%
                       Consumer Staples...........   6.3%
                       Energy.....................   8.6%
                       Financials.................  25.0%
                       Health Care................   4.3%
                       Industrials................  17.9%
                       Information Technology.....   5.8%
                       Materials..................  13.1%
                       Telecommunication Services.   2.6%
                       Utilities..................   1.9%
                                                   -----
                                                   100.0%

                    Emerging Markets Core Equity Portfolio

                     Consumer Discretionary........  10.3%
                     Consumer Staples..............   8.3%
                     Energy........................   9.8%
                     Financials....................  24.6%
                     Health Care...................   2.3%
                     Industrials...................  10.9%
                     Information Technology........  11.5%
                     Materials.....................  13.6%
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   5.0%
                     Utilities.....................   3.7%
                                                    -----
                                                    100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               October 31, 2012

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 BONDS -- (87.6%)
 AUSTRALIA -- (2.8%)
 BHP Billiton Finance USA, Ltd.
 (u) 4.800%, 04/15/13......................................    600  $   611,920
 Westpac Banking Corp.
 (e) 6.500%, 06/24/13......................................  3,500    4,712,942
                                                                    -----------
 TOTAL AUSTRALIA...........................................           5,324,862
                                                                    -----------
 AUSTRIA -- (5.0%)
 KA Finanz AG 2.250%, 03/24/14                               4,300    5,714,421
 Republic of Austria
 (u) 5.000%, 05/19/14......................................  3,500    3,737,020
                                                                    -----------
 TOTAL AUSTRIA.............................................           9,451,441
                                                                    -----------
 CANADA -- (9.9%)
 British Columbia, Province of Canada 5.500%, 04/24/13       2,000    2,042,253
 Canadian Imperial Bank of Commerce
 (u) 1.450%, 09/13/13......................................    600      605,757
 Canadian National Railway Co.
 (u) 4.400%, 03/15/13......................................    600      608,845
 Canadian Natural Resources, Ltd.
 (u) 5.150%, 02/01/13......................................    600      606,725
 Enbridge, Inc.
 (u) 5.800%, 06/15/14......................................  1,100    1,187,024
 Encana Corp.
 (u) 4.750%, 10/15/13......................................    800      829,381
 Husky Energy, Inc.
 (u) 5.900%, 06/15/14......................................  1,000    1,079,701
 Ontario, Province of Canada
     5.500%, 04/17/13......................................  4,000    4,080,300
 (u) 4.100%, 06/16/14......................................  1,000    1,059,480
 Thomson Reuters Corp.
 (u) 5.700%, 10/01/14......................................    800      873,418
 Toronto-Dominion Bank (The)
 (u) 1.375%, 07/14/14......................................  5,000    5,074,870
 TransCanada PipeLines, Ltd.
 (u) 4.000%, 06/15/13......................................    685      700,760
                                                                    -----------
 TOTAL CANADA..............................................          18,748,514
                                                                    -----------
 DENMARK -- (2.1%)
 Kommunekredit A.S.
 (u) 1.250%, 09/03/13......................................  4,000    4,030,200
                                                                    -----------

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 FINLAND -- (0.3%)
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r)(u)0.919%, 02/07/13....................................    500  $   500,490
                                                                    -----------
 FRANCE -- (9.5%)
 Caisse d'Amortissement de la Dette Sociale
 (u) 1.625%, 03/17/14......................................  5,000    5,076,700
 Reseau Ferre de France
     4.625%, 03/17/14......................................  3,000    4,106,417
 Societe Financement del'Economie Francaise SA
     3.250%, 01/16/14......................................  3,500    4,699,469
 Total Capital SA
 (g) 5.500%, 01/29/13......................................  2,500    4,076,653
                                                                    -----------
 TOTAL FRANCE..............................................          17,959,239
                                                                    -----------
 GERMANY -- (9.0%)
 Deutsche Bank AG
 (u) 2.375%, 01/11/13......................................    600      602,063
 Kreditanstalt fur Wiederaufbau
 (u) 4.000%, 10/15/13......................................  3,000    3,104,040
 Landeskreditbank Baden-Wuerttemberg Foerderbank
     3.250%, 01/29/14......................................  3,000    4,036,103
 Landwirtschaftliche Rentenbank
 (u) 4.125%, 07/15/13......................................  4,000    4,104,920
 NRW.Bank
 (u) 1.375%, 08/26/13......................................  5,000    5,028,500
                                                                    -----------
 TOTAL GERMANY.............................................          16,875,626
                                                                    -----------
 NETHERLANDS -- (9.7%)
 Bank Nederlandse Gemeenten NV
     3.750%, 03/14/14......................................  3,000    4,071,480
 Diageo Finance BV
 (u) 5.500%, 04/01/13......................................    600      612,566
 Koninklijke Philips Electronics NV
 (u) 7.250%, 08/15/13......................................  1,000    1,049,837
 Nederlandse Waterschapsbank NV
 (u) 1.375%, 05/16/14......................................  3,000    3,037,260
 Rabobank Nederland NV
 (u) 2.500%, 12/12/13......................................  2,000    2,039,200

Enhanced U.S. Large Company Portfolio
CONTINUED

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 NETHERLANDS -- (Continued)
    4.375%, 01/22/14.......................................  2,000  $ 2,714,268
 SNS Bank NV
    3.500%, 03/10/14.......................................  3,500    4,730,194
                                                                    -----------
 TOTAL NETHERLANDS.........................................          18,254,805
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.2%)
 Eurofima
 (c) 4.875%, 12/04/12......................................  2,500    2,510,180
 (u) 4.250%, 02/04/14......................................  2,500    2,615,400
 European Financial Stability
 Facility
 (e) 1.000%, 03/12/14......................................  1,000    1,309,475
 European Investment Bank
 (u) 3.125%, 06/04/14......................................  5,000    5,210,500
                                                                    -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        11,645,555
                                                                    -----------
 SWEDEN -- (4.7%)
 Nordea Bank AB
 (e) 4.500%, 05/12/14......................................  3,000    4,115,889
 Svenska Handelsbanken AB
 (e) 4.875%, 03/25/14......................................  3,500    4,807,111
                                                                    -----------
 TOTAL SWEDEN..............................................           8,923,000
                                                                    -----------
 SWITZERLAND -- (0.3%)
 Credit Suisse New York AG
 (u) 5.000%, 05/15/13......................................    600      614,423
                                                                    -----------
 UNITED KINGDOM -- (1.7%)
 Barclays Bank P.L.C.
 (u) 5.200%, 07/10/14......................................    300      320,759
 BP Capital Markets P.L.C.
 (u) 5.250%, 11/07/13......................................  1,750    1,834,655
 Vodafone Group P.L.C.
 (u) 5.000%, 12/16/13......................................  1,000    1,050,091
                                                                    -----------
 TOTAL UNITED KINGDOM......................................           3,205,505
                                                                    -----------
 UNITED STATES -- (26.4%)
 Allstate Corp. (The)
    7.500%, 06/15/13....................................... $  489      509,999
 American Express Credit Corp.
    7.300%, 08/20/13.......................................    500      526,881
 Anheuser-Busch Cos., Inc.
    4.375%, 01/15/13.......................................    700      704,560

                                                             Face
                                                            Amount    Value+
                                                            ------- -----------
                                                             (000)
 UNITED STATES -- (Continued)
 Apache Corp.
    5.250%, 04/15/13....................................... $  700  $   714,979
 Assurant, Inc.
    5.625%, 02/15/14.......................................  1,000    1,039,081
 Avery Dennison Corp.
    4.875%, 01/15/13.......................................    600      605,079
 Bank of America Corp.
    7.375%, 05/15/14.......................................  1,000    1,092,637
 BB&T Corp.
    3.375%, 09/25/13.......................................    600      615,264
 BlackRock, Inc.
    2.250%, 12/10/12.......................................    600      601,075
 Bristol-Myers Squibb Co.
    5.250%, 08/15/13.......................................    345      358,344
 Burlington Northern Santa Fe LLC
    4.300%, 07/01/13.......................................    600      615,069
 Campbell Soup Co.
    4.875%, 10/01/13.......................................    251      260,966
 Caterpillar Financial Services Corp.
    2.000%, 04/05/13.......................................    650      654,612
 CenterPoint Energy Resources Corp.
    7.875%, 04/01/13.......................................    600      616,874
 Cisco Systems, Inc.
    1.625%, 03/14/14.......................................  1,000    1,016,508
 Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.......................................  1,921    1,929,767
 Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13.......................................    600      617,165
 Consolidated Edison Co. of New York, Inc.
    3.850%, 06/15/13.......................................    250      255,277
 Daimler Finance North America LLC
    6.500%, 11/15/13.......................................  1,500    1,589,066
 Dell, Inc.
    1.400%, 09/10/13.......................................    600      604,380
 Dominion Resources, Inc.
    5.000%, 03/15/13.......................................    600      609,840
 Duke Energy Corp.
    3.950%, 09/15/14.......................................  1,600    1,693,368
 Enterprise Products Operating LLC
    9.750%, 01/31/14.......................................  1,000    1,108,983
 Express Scripts Holding Co.
    6.250%, 06/15/14.......................................  1,500    1,629,700

Enhanced U.S. Large Company Portfolio
CONTINUED

                                                           Face
                                                          Amount      Value+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
Fifth Third Bancorp
   6.250%, 05/01/13.................................... $      600 $    616,747
General Electric Capital Corp.
   1.875%, 09/16/13....................................      1,500    1,519,674
   2.100%, 01/07/14....................................      3,500    3,563,497
Georgia Power Co.
   1.300%, 09/15/13....................................        700      705,591
Goldman Sachs Group, Inc. (The)
   5.450%, 11/01/12....................................      1,360    1,360,000
Hartford Financial Services Group, Inc.
   4.750%, 03/01/14....................................      1,580    1,647,902
Hewlett-Packard Co.
   4.500%, 03/01/13....................................        600      606,523
   1.250%, 09/13/13....................................        500      500,189
Historic TW, Inc.
   9.125%, 01/15/13....................................        600      609,689
HSBC Finance Corp.
   6.375%, 11/27/12....................................        600      602,174
John Deere Capital Corp.
   4.500%, 04/03/13....................................        700      712,121
JPMorgan Chase & Co.
   2.050%, 01/24/14....................................      1,000    1,017,470
Kimberly-Clark Corp.
   5.000%, 08/15/13....................................        600      622,312
Kroger Co. (The)
   5.500%, 02/01/13....................................        600      606,935
MetLife, Inc.
   5.375%, 12/15/12....................................      1,000    1,005,474
   5.000%, 11/24/13....................................        350      366,694
Nisource Finance Corp.
   6.150%, 03/01/13....................................        273      277,575
PACCAR Financial Corp.
   2.050%, 06/17/13....................................        600      606,548
Philip Morris International, Inc.
   4.875%, 05/16/13....................................        600      613,841
Praxair, Inc.
   2.125%, 06/14/13....................................        815      822,937
Principal Financial Group, Inc.
   7.875%, 05/15/14....................................      1,500    1,658,754
Prudential Financial, Inc.
   5.150%, 01/15/13....................................        600      605,562
Reynolds American, Inc.
   7.250%, 06/01/13....................................        600      622,630
Spectra Energy Capital LLC
   5.500%, 03/01/14....................................      1,500    1,581,377
St. Jude Medical, Inc.
   2.200%, 09/15/13....................................      1,800    1,823,054

                                                           Face
                                                          Amount      Value+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
SunTrust Banks, Inc.
   5.250%, 11/05/12.................................... $      500 $    500,000
TD Ameritrade Holding Corp.
   2.950%, 12/01/12....................................        700      701,342
Travelers Property Casualty Corp.
   5.000%, 03/15/13....................................        700      711,375
Union Bank NA
   2.125%, 12/16/13....................................      1,050    1,070,104
UnitedHealth Group, Inc.
   4.875%, 04/01/13....................................        600      610,383
Wachovia Corp.
   5.500%, 05/01/13....................................      1,000    1,024,648
Wells Fargo Bank & Co.
   4.375%, 01/31/13....................................        500      504,843
                                                                   ------------
TOTAL UNITED STATES....................................              49,767,439
                                                                   ------------
TOTAL BONDS............................................             165,301,099
                                                                   ------------
AGENCY OBLIGATIONS -- (8.0%)
Federal Home Loan Mortgage Corporation Discount Note
^^1.000%, 12/31/12.....................................      5,000    4,999,250
Federal National Mortgage Association
   0.750%, 12/18/13....................................      5,500    5,533,462
Federal National Mortgage Association Discount Note
^^1.000%, 12/26/12.....................................      4,600    4,599,437
                                                                   ------------
TOTAL AGENCY OBLIGATIONS...............................              15,132,149
                                                                   ------------

                                                          Shares
                                                        ----------
EXCHANGE-TRADED FUND -- (3.3%)
UNITED STATES -- (3.3%)
   SPDR Trust Series I.................................     44,100    6,226,038
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares..............................  1,964,613    1,964,613
                                                                   ------------
TOTAL INVESTMENTS --(100.0%)
  (Cost $186,485,930)..................................            $188,623,899
                                                                   ============

Enhanced U.S. Large Company Portfolio
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3     Total
                                ----------- ------------  ------- ------------
 Bonds.........................          -- $165,301,099    --    $165,301,099
 Agency Obligations............          --   15,132,149    --      15,132,149
 Exchange-Traded Fund.......... $ 6,226,038           --    --       6,226,038
 Temporary Cash Investments....   1,964,613           --    --       1,964,613
 Forward Currency Contracts**..          --   (1,181,307)   --      (1,181,307)
 Futures Contracts**...........   2,825,538           --    --       2,825,538
                                ----------- ------------    --    ------------
 TOTAL......................... $11,016,189 $179,251,941    --    $190,268,130
                                =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)......................
 Investment in The U.S. Large Cap Value Series of...............
    The DFA Investment Trust Company............................ $8,335,906,814
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $6,139,973,441)                                      $8,335,906,814
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (14.4%)
   *Cabela's, Inc.......................   326,469 $ 14,629,076       0.5%
    Dillard's, Inc. Class A.............   230,083   17,716,391       0.6%
   #GameStop Corp. Class A..............   635,798   14,515,268       0.5%
   #Lennar Corp. Class A................   638,026   23,906,834       0.8%
   *Mohawk Industries, Inc..............   298,339   24,902,356       0.8%
   *Toll Brothers, Inc..................   358,683   11,840,126       0.4%
    Other Securities....................            389,593,136      12.7%
                                                   ------------      ----
Total Consumer Discretionary............            497,103,187      16.3%
                                                   ------------      ----
Consumer Staples -- (4.1%)
   *Constellation Brands, Inc. Class A..   373,609   13,203,342       0.4%
   *Hain Celestial Group, Inc. (The)....   217,855   12,592,019       0.4%
   *Ralcorp Holdings, Inc...............   153,458   11,078,133       0.4%
  #*Smithfield Foods, Inc...............   767,800   15,716,866       0.5%
    Other Securities....................             89,905,302       3.0%
                                                   ------------      ----
Total Consumer Staples..................            142,495,662       4.7%
                                                   ------------      ----
Energy -- (7.2%)
   *Rowan Cos. P.L.C. Class A...........   630,839   20,003,905       0.7%
    Tesoro Corp.........................   728,585   27,474,940       0.9%
    Tidewater, Inc......................   256,438   12,183,369       0.4%
   #Western Refining, Inc...............   423,850   10,541,150       0.3%
    Other Securities....................            178,509,585       5.8%
                                                   ------------      ----
Total Energy............................            248,712,949       8.1%
                                                   ------------      ----
Financials -- (22.7%)
    Allied World Assurance Co.
      Holdings AG.......................   192,146   15,429,324       0.5%
    Alterra Capital Holdings, Ltd.......   443,922   10,845,014       0.3%
   *American Capital, Ltd............... 1,347,022   15,881,389       0.5%
   #American Financial Group, Inc.......   465,600   18,065,280       0.6%
    Aspen Insurance Holdings, Ltd.......   342,379   11,075,961       0.4%
   #Assurant, Inc.......................   429,284   16,231,228       0.5%
    Axis Capital Holdings, Ltd..........   593,046   21,480,126       0.7%
    CNO Financial Group, Inc............ 1,174,038   11,247,284       0.4%
    Everest Re Group, Ltd...............   155,023   17,215,304       0.6%
   #Legg Mason, Inc.....................   686,279   17,486,389       0.6%
    NASDAQ OMX Group, Inc. (The)........   858,799   20,448,004       0.7%
    Old Republic International Corp..... 1,125,422   11,119,169       0.4%
    PartnerRe, Ltd......................   301,355   24,409,755       0.8%
    People's United Financial, Inc...... 1,422,378   17,111,207       0.5%
   #Protective Life Corp................   383,246   10,462,616       0.3%
    Reinsurance Group of America, Inc...   356,518   18,866,933       0.6%
    Validus Holdings, Ltd...............   380,327   13,615,707       0.4%
   #Zions Bancorporation................   669,978   14,384,428       0.5%
    Other Securities....................            496,802,727      16.3%
                                                   ------------      ----
Total Financials........................            782,177,845      25.6%
                                                   ------------      ----
Health Care -- (6.0%)
    Coventry Health Care, Inc...........   662,402   28,907,223       1.0%
   #Omnicare, Inc.......................   551,404   19,039,980       0.6%
    Teleflex, Inc.......................   166,382   11,305,657       0.4%
    Other Securities....................            146,830,421       4.8%
                                                   ------------      ----
Total Health Care.......................            206,083,281       6.8%
                                                   ------------      ----
Industrials -- (13.3%)
   *Owens Corning, Inc..................   567,793   19,072,167       0.6%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                              Percentage
                                                                                   Shares        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
Industrials -- (Continued)
   *Quanta Services, Inc........................................................     507,693 $   13,164,479       0.4%
    Ryder System, Inc...........................................................     245,750     11,088,240       0.4%
    Trinity Industries, Inc.....................................................     409,075     12,795,866       0.4%
    Other Securities............................................................                404,389,894      13.3%
                                                                                             --------------      ----
Total Industrials...............................................................                460,510,646      15.1%
                                                                                             --------------      ----
Information Technology -- (11.1%)
   *AOL, Inc....................................................................     465,034     15,964,617       0.5%
   *Arrow Electronics, Inc......................................................     463,696     16,336,010       0.6%
  #*Avnet, Inc..................................................................     540,580     15,487,617       0.5%
   *Tech Data Corp..............................................................     261,278     11,577,228       0.4%
    Other Securities............................................................                324,457,825      10.6%
                                                                                             --------------      ----
Total Information Technology....................................................                383,823,297      12.6%
                                                                                             --------------      ----
Materials -- (7.3%)
    Ashland, Inc................................................................     237,924     16,928,293       0.6%
   *Coeur d'Alene Mines Corp....................................................     421,417     13,025,999       0.4%
   #Domtar Corp.................................................................     168,731     13,456,297       0.4%
  #*Louisiana-Pacific Corp......................................................     736,661     11,631,877       0.4%
    Reliance Steel & Aluminum Co................................................     352,172     19,137,026       0.6%
    Rock-Tenn Co. Class A.......................................................     245,760     17,987,174       0.6%
    Other Securities............................................................                160,968,085       5.3%
                                                                                             --------------      ----
Total Materials.................................................................                253,134,751       8.3%
                                                                                             --------------      ----
Other -- (0.0%)
    Other Securities............................................................                         --       0.0%
                                                                                             --------------      ----
Telecommunication Services -- (1.1%)
    Other Securities............................................................                 39,185,854       1.3%
                                                                                             --------------      ----
Utilities -- (0.9%)
   #NRG Energy, Inc.............................................................     657,780     14,181,737       0.4%
    Other Securities............................................................                 17,332,727       0.6%
                                                                                             --------------      ----
Total Utilities.................................................................                 31,514,464       1.0%
                                                                                             --------------      ----
TOTAL COMMON STOCKS.............................................................              3,044,741,936      99.8%
                                                                                             --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities............................................................                     62,038       0.0%
                                                                                             --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.........   3,983,433      3,983,433       0.1%
                                                                                             --------------      ----

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount
                                                                                    (000)
                                                                                 -----------
SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@DFA Short Term Investment Fund..............................................  34,988,807    404,820,495      13.3%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $1,100,507 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $1,103,818) to be
     repurchased at $1,068,435.................................................. $     1,068      1,068,426       0.0%
                                                                                             --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.............................................                405,888,921      13.3%
                                                                                             --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,024,832,050).....................     $3,454,676,328      113.2%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  497,098,796 $      4,391   --    $  497,103,187
   Consumer Staples.........    142,495,662           --   --       142,495,662
   Energy...................    248,610,889      102,060   --       248,712,949
   Financials...............    782,177,845           --   --       782,177,845
   Health Care..............    205,941,961      141,320   --       206,083,281
   Industrials..............    460,399,468      111,178   --       460,510,646
   Information Technology...    383,823,297           --   --       383,823,297
   Materials................    253,134,751           --   --       253,134,751
   Other....................             --           --   --                --
   Telecommunication
     Services...............     39,185,854           --   --        39,185,854
   Utilities................     31,514,464           --   --        31,514,464
Rights/Warrants.............         61,997           41   --            62,038
Temporary Cash Investments..      3,983,433           --   --         3,983,433
Securities Lending
  Collateral................             --  405,888,921   --       405,888,921
                             -------------- ------------   --    --------------
TOTAL....................... $3,048,428,417 $406,247,911   --    $3,454,676,328
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                 Percentage
                                       Shares       Value+     of Net Assets**
                                      --------- -------------- ---------------
 COMMON STOCKS -- (88.8%)
 Consumer Discretionary -- (16.4%)
   #*Cabela's, Inc................... 1,287,489 $   57,692,382       0.8%
    #Dillard's, Inc. Class A......... 1,136,061     87,476,697       1.2%
    #Group 1 Automotive, Inc.........   524,432     32,520,028       0.5%
   #*Iconix Brand Group, Inc......... 2,044,664     37,846,731       0.5%
    #Penske Automotive Group, Inc.... 1,277,301     39,085,411       0.6%
    #Rent-A-Center, Inc.............. 1,626,484     54,210,712       0.8%
   #*Ryman Hospitality Properties.... 1,272,691     49,647,676       0.7%
    #Scholastic Corp................. 1,436,861     47,402,044       0.7%
     Other Securities................              895,541,723      12.6%
                                                --------------      ----
 Total Consumer Discretionary........            1,301,423,404      18.4%
                                                --------------      ----
 Consumer Staples -- (4.0%)
    #Fresh Del Monte Produce, Inc.... 1,551,187     39,043,377       0.6%
    *Hain Celestial Group, Inc.
      (The).......................... 1,084,318     62,673,580       0.9%
    #Universal Corp..................   851,741     42,212,284       0.6%
     Other Securities................              172,594,212       2.4%
                                                --------------      ----
 Total Consumer Staples..............              316,523,453       4.5%
                                                --------------      ----
 Energy -- (7.8%)
     Bristow Group, Inc.............. 1,272,598     63,528,092       0.9%
   #*Exterran Holdings, Inc.......... 1,914,243     38,246,575       0.6%
    *Helix Energy Solutions Group,
      Inc............................ 3,726,588     64,432,707       0.9%
   #*Hornbeck Offshore Services, Inc. 1,304,913     45,202,186       0.6%
   #*SEACOR Holdings, Inc............   457,937     40,165,654       0.6%
    #Western Refining, Inc........... 1,985,639     49,382,842       0.7%
     Other Securities................              319,626,231       4.5%
                                                --------------      ----
 Total Energy........................              620,584,287       8.8%
                                                --------------      ----
 Financials -- (22.6%)
    *Alexander & Baldwin, Inc........ 1,217,868     35,232,921       0.5%
    #CNO Financial Group, Inc........ 8,673,411     83,091,277       1.2%
     Endurance Specialty Holdings,
       Ltd........................... 1,001,612     40,615,367       0.6%
     Kemper Corp..................... 1,575,685     48,846,235       0.7%
   #*MBIA, Inc....................... 3,627,943     35,916,636       0.5%
     Montpelier Re Holdings, Ltd..... 2,238,256     51,188,915       0.7%
   #*PHH Corp........................ 1,987,912     41,368,449       0.6%
     Provident Financial Services,
       Inc........................... 2,329,292     34,939,380       0.5%
    #Selective Insurance Group, Inc.. 1,837,838     33,981,625       0.5%
    #Susquehanna Bancshares, Inc..... 4,754,073     49,299,737       0.7%
    #Umpqua Holdings Corp............ 3,734,973     45,155,824       0.6%
    #Webster Financial Corp.......... 1,831,262     40,287,764       0.6%
    #Wintrust Financial Corp......... 1,249,333     46,162,854       0.6%
     Other Securities................            1,214,320,698      17.1%
                                                --------------      ----
 Total Financials....................            1,800,407,682      25.4%
                                                --------------      ----
 Health Care -- (3.8%)
    *LifePoint Hospitals, Inc........ 1,931,002     68,241,611       1.0%
     Other Securities................              236,870,745       3.3%
                                                --------------      ----
 Total Health Care...................              305,112,356       4.3%
                                                --------------      ----
 Industrials -- (15.2%)
    #Amerco, Inc.....................   346,723     40,060,375       0.6%
   #*Atlas Air Worldwide Holdings,
     Inc.............................   660,670     36,330,243       0.5%
   #*Avis Budget Group, Inc.......... 4,147,655     68,560,737       1.0%
    *Esterline Technologies Corp..... 1,171,847     67,721,038       0.9%
    #GATX Corp....................... 1,710,701     70,925,663       1.0%

U.S. Small Cap Value Portfolio
CONTINUED

                                                                 Percentage
                                      Shares        Value+     of Net Assets**
                                    ----------- -------------- ---------------
 Industrials -- (Continued)
   #*General Cable Corp............   1,261,950 $   36,003,433       0.5%
   #*JetBlue Airways Corp..........  10,210,930     54,015,820       0.7%
    *Seaboard Corp.................      18,588     42,405,362       0.6%
    #Trinity Industries, Inc.......   1,061,083     33,190,676       0.5%
     Other Securities..............                763,015,204      10.8%
                                                --------------      ----
 Total Industrials.................              1,212,228,551      17.1%
                                                --------------      ----
 Information Technology -- (11.1%)
    *Benchmark Electronics, Inc....   2,338,129     34,651,072       0.5%
   #*CACI International, Inc.
     Class A.......................     780,164     39,343,671       0.5%
    #Convergys Corp................   4,073,697     68,478,847       1.0%
   #*Fairchild Semiconductor
     International, Inc............   2,958,679     34,794,065       0.5%
   #*SYNNEX Corp...................   1,143,432     37,035,762       0.5%
     Other Securities..............                667,384,640       9.4%
                                                --------------      ----
 Total Information Technology......                881,688,057      12.4%
                                                --------------      ----
 Materials -- (7.5%)
   #*Coeur d'Alene Mines Corp......   1,657,693     51,239,291       0.7%
    *Graphic Packaging Holding Co..   5,936,036     35,141,333       0.5%
    #Kaiser Aluminum Corp..........     632,304     38,304,976       0.5%
   #*Louisiana-Pacific Corp........   5,305,120     83,767,845       1.2%
    #Westlake Chemical Corp........   1,074,932     81,759,328       1.2%
     Other Securities..............                306,988,842       4.3%
                                                --------------      ----
 Total Materials...................                597,201,615       8.4%
                                                --------------      ----
 Other -- (0.0%)
     Other Securities..............                      6,156       0.0%
                                                --------------      ----
 Telecommunication
   Services -- (0.3%)
     Other Securities..............                 24,522,710       0.3%
                                                --------------      ----
 Utilities -- (0.1%)
     Other Securities..............                  7,667,599       0.1%
                                                --------------      ----
 TOTAL COMMON STOCKS...............              7,067,365,870      99.7%
                                                --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities..............                     84,611       0.0%
                                                --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities..............                    154,410       0.0%
                                                --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.4%)
     BlackRock Liquidity
       Funds TempCash Portfolio -
       Institutional Shares........  33,889,756     33,889,756       0.5%
                                                --------------      ----

                                      Shares/
                                       Face
                                      Amount
                                       (000)
                                    -----------
 SECURITIES LENDING
   COLLATERAL -- (10.8%)
 (S)@DFA Short Term Investment
   Fund............................  73,743,297    853,209,950      12.1%
 @Repurchase Agreement, JPMorgan
   Securities LLC 0.30%, 11/01/12
   (Collateralized by $2,319,458
   FNMA, rates ranging from
   2.500% to 5.500%, maturities
   ranging from 10/01/22 to
   07/01/42, valued at
   $2,326,438) to be repurchased
   at
   $2,251,863...................... $     2,252      2,251,844       0.0%
                                                --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL......................                855,461,794      12.1%
                                                --------------      ----

U.S. Small Cap Value Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)...................
 (Cost $7,171,018,202)                           $7,956,956,441      112.3%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $1,301,423,404           --   --    $1,301,423,404
   Consumer Staples.........    316,523,453           --   --       316,523,453
   Energy...................    620,413,455 $    170,832   --       620,584,287
   Financials...............  1,800,407,682           --   --     1,800,407,682
   Health Care..............    304,260,154      852,202   --       305,112,356
   Industrials..............  1,211,592,934      635,617   --     1,212,228,551
   Information Technology...    881,688,057           --   --       881,688,057
   Materials................    597,201,615           --   --       597,201,615
   Other....................             --        6,156   --             6,156
   Telecommunication
     Services...............     24,522,710           --   --        24,522,710
   Utilities................      7,667,599           --   --         7,667,599
Preferred Stocks
   Energy...................             --       84,611   --            84,611
Rights/Warrants.............        145,936        8,474   --           154,410
Temporary Cash Investments..     33,889,756           --   --        33,889,756
Securities Lending
  Collateral................             --  855,461,794   --       855,461,794
                             -------------- ------------   --    --------------
TOTAL....................... $7,099,736,755 $857,219,686   --    $7,956,956,441
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (86.8%)
 Consumer Discretionary -- (12.1%)
    *Amazon.com, Inc....................    73,170 $ 17,035,439       0.3%
     Comcast Corp. Class A..............   598,894   22,464,514       0.5%
     Home Depot, Inc. (The).............   297,267   18,246,248       0.4%
     McDonald's Corp....................   201,938   17,528,218       0.4%
    #News Corp. Class A.................   450,943   10,786,557       0.2%
     Time Warner, Inc...................   272,477   11,839,126       0.2%
     Walt Disney Co. (The)..............   447,208   21,944,497       0.5%
     Other Securities...................            556,857,657      11.4%
                                                   ------------      ----
 Total Consumer Discretionary...........            676,702,256      13.9%
                                                   ------------      ----
 Consumer Staples -- (7.1%)
     Altria Group, Inc..................   386,613   12,294,293       0.3%
    #Coca-Cola Co. (The)................   820,326   30,499,721       0.6%
     CVS Caremark Corp..................   355,692   16,504,109       0.3%
     Mondelez International, Inc.
       Class A..........................   481,707   12,784,504       0.3%
     PepsiCo, Inc.......................   310,570   21,503,867       0.4%
     Philip Morris International, Inc...   341,453   30,239,078       0.6%
     Procter & Gamble Co. (The).........   444,296   30,763,055       0.6%
     Wal-Mart Stores, Inc...............   499,081   37,441,057       0.8%
     Other Securities...................            203,000,171       4.2%
                                                   ------------      ----
 Total Consumer Staples.................            395,029,855       8.1%
                                                   ------------      ----
 Energy -- (8.8%)
     Chevron Corp.......................   555,913   61,267,172       1.2%
     ConocoPhillips.....................   343,340   19,862,219       0.4%
     Exxon Mobil Corp...................   906,263   82,623,998       1.7%
     Occidental Petroleum Corp..........   210,492   16,620,448       0.3%
     Schlumberger, Ltd..................   255,671   17,776,805       0.4%
     Other Securities...................            291,110,605       6.0%
                                                   ------------      ----
 Total Energy...........................            489,261,247      10.0%
                                                   ------------      ----
 Financials -- (14.3%)
     American Express Co................   195,451   10,939,392       0.2%
     Bank of America Corp............... 3,021,536   28,160,716       0.6%
    *Berkshire Hathaway, Inc. Class B...   354,267   30,590,955       0.6%
     Citigroup, Inc.....................   811,834   30,354,473       0.6%
     Goldman Sachs Group, Inc. (The)....   131,829   16,134,551       0.3%
     JPMorgan Chase & Co................ 1,045,479   43,575,565       0.9%
     U.S. Bancorp.......................   508,644   16,892,067       0.4%
     Wells Fargo & Co................... 1,421,763   47,899,195       1.0%
     Other Securities...................            577,479,985      11.8%
                                                   ------------      ----
 Total Financials.......................            802,026,899      16.4%
                                                   ------------      ----
 Health Care -- (9.6%)
     Abbott Laboratories................   313,084   20,513,264       0.4%
     Amgen, Inc.........................   198,736   17,199,607       0.4%
     Johnson & Johnson..................   586,544   41,539,046       0.9%
     Merck & Co., Inc...................   801,185   36,558,072       0.7%
    #Pfizer, Inc........................ 2,124,032   52,824,676       1.1%
     UnitedHealth Group, Inc............   245,508   13,748,448       0.3%
     Other Securities...................            356,532,581       7.3%
                                                   ------------      ----
 Total Health Care......................            538,915,694      11.1%
                                                   ------------      ----
 Industrials -- (11.2%)
     3M Co..............................   128,759   11,279,288       0.2%
     General Electric Co................ 2,949,640   62,119,418       1.3%

U.S. Core Equity 1 Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
 Industrials -- (Continued)
     Union Pacific Corp.............     133,124 $   16,378,246       0.3%
     United Technologies Corp.......     170,046     13,290,795       0.3%
     Other Securities...............                522,468,562      10.7%
                                                 --------------      ----
 Total Industrials..................                625,536,309      12.8%
                                                 --------------      ----
 Information Technology -- (14.0%)
     Apple, Inc.....................     192,709    114,681,126       2.4%
    *Cisco Systems, Inc.............   1,163,085     19,935,277       0.4%
    *eBay, Inc......................     225,590     10,893,741       0.2%
    *Google, Inc. Class A...........      51,548     35,040,784       0.7%
     Intel Corp.....................     977,362     21,135,453       0.4%
     International Business
       Machines Corp................     219,826     42,762,752       0.9%
     Microsoft Corp.................   1,530,121     43,662,003       0.9%
     Oracle Corp....................     776,113     24,098,309       0.5%
     QUALCOMM, Inc..................     339,292     19,874,029       0.4%
     Visa, Inc......................     114,676     15,912,442       0.3%
     Other Securities...............                436,758,642       9.0%
                                                 --------------      ----
 Total Information Technology.......                784,754,558      16.1%
                                                 --------------      ----
 Materials -- (4.4%)
     Other Securities...............                243,570,457       5.0%
                                                 --------------      ----
 Other -- (0.0%)
     Other Securities...............                         --       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (2.3%)
     AT&T, Inc......................   1,637,332     56,635,314       1.1%
     Verizon Communications, Inc....     729,538     32,566,576       0.7%
     Other Securities...............                 39,819,239       0.8%
                                                 --------------      ----
 Total Telecommunication Services...                129,021,129       2.6%
                                                 --------------      ----
 Utilities -- (3.0%)
     Other Securities...............                169,532,898       3.5%
                                                 --------------      ----
 TOTAL COMMON STOCKS................              4,854,351,302      99.5%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities...............                      6,330       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities...............                     16,931       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.3%)
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Shares.........  18,707,243     18,707,243       0.4%
                                                 --------------      ----

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
 SECURITIES LENDING
   COLLATERAL -- (12.9%)
 (S)@DFA Short Term Investment Fund.  62,379,366    721,729,267      14.8%
    @Repurchase Agreement,
      JPMorgan Securities LLC
      0.30%, 11/01/12
      (Collateralized by
      $1,962,028 FNMA, rates
      ranging from 2.500% to
      5.500%, maturities ranging
      from 10/01/22 to 07/01/42,
      valued at $1,967,932) to be
      repurchased at $1,904,849..... $     1,905      1,904,833       0.1%
                                                 --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL.......................                723,634,100      14.9%
                                                 --------------      ----

U.S. Core Equity 1 Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,846,823,008)......................   $5,596,715,906      114.8%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  676,674,520 $     27,736   --    $  676,702,256
    Consumer Staples........    395,029,855           --   --       395,029,855
    Energy..................    489,242,390       18,857   --       489,261,247
    Financials..............    802,026,899           --   --       802,026,899
    Health Care.............    538,900,236       15,458   --       538,915,694
    Industrials.............    625,519,189       17,120   --       625,536,309
    Information Technology..    784,754,558           --   --       784,754,558
    Materials...............    243,570,457           --   --       243,570,457
    Other...................             --           --   --                --
    Telecommunication
      Services..............    129,021,129           --   --       129,021,129
    Utilities...............    169,532,898           --   --       169,532,898
Preferred Stocks
    Energy..................             --        6,330   --             6,330
Rights/Warrants.............         16,711          220   --            16,931
Temporary Cash Investments..     18,707,243           --   --        18,707,243
Securities Lending
  Collateral................             --  723,634,100   --       723,634,100
                             -------------- ------------   --    --------------
TOTAL....................... $4,872,996,085 $723,719,821   --    $5,596,715,906
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                       --------- -------------- ---------------
 COMMON STOCKS -- (87.6%)
 Consumer Discretionary -- (12.6%)
     Comcast Corp. Class A............ 1,069,364 $   40,111,844       0.6%
     Home Depot, Inc. (The)...........   301,629     18,513,988       0.3%
    *Liberty Media Corp. - Liberty
      Capital Class A.................   135,703     15,153,954       0.2%
    #News Corp. Class A...............   846,333     20,244,285       0.3%
    #Time Warner Cable, Inc...........   159,874     15,845,112       0.2%
    #Time Warner, Inc.................   505,637     21,969,928       0.3%
     Walt Disney Co. (The)............   830,524     40,753,813       0.6%
     Other Securities.................              817,352,451      11.8%
                                                 --------------      ----
 Total Consumer Discretionary.........              989,945,375      14.3%
                                                 --------------      ----
 Consumer Staples -- (5.8%)
     Coca-Cola Co. (The)..............   439,242     16,331,018       0.2%
    #CVS Caremark Corp................   661,528     30,694,899       0.5%
     Mondelez International, Inc.
       Class A........................   875,793     23,243,546       0.3%
     Procter & Gamble Co. (The).......   610,480     42,269,635       0.6%
    #Wal-Mart Stores, Inc.............   387,774     29,090,805       0.4%
     Other Securities.................              314,210,762       4.6%
                                                 --------------      ----
 Total Consumer Staples...............              455,840,665       6.6%
                                                 --------------      ----
 Energy -- (9.7%)
     Anadarko Petroleum Corp..........   243,678     16,767,483       0.3%
    #Apache Corp......................   188,754     15,619,394       0.2%
     Chevron Corp..................... 1,020,634    112,484,073       1.6%
     ConocoPhillips...................   632,838     36,609,678       0.5%
     EOG Resources, Inc...............   129,393     15,072,991       0.2%
     Exxon Mobil Corp................. 1,268,253    115,626,626       1.7%
     National Oilwell Varco, Inc......   213,355     15,724,264       0.2%
     Occidental Petroleum Corp........   382,913     30,234,810       0.5%
     Phillips 66......................   316,419     14,922,320       0.2%
     Other Securities.................              394,972,370       5.7%
                                                 --------------      ----
 Total Energy.........................              768,034,009      11.1%
                                                 --------------      ----
 Financials -- (17.2%)
     Bank of America Corp............. 5,244,183     48,875,786       0.7%
     Bank of New York Mellon Corp.
       (The)..........................   588,370     14,538,623       0.2%
    *Berkshire Hathaway, Inc. Class
      B...............................   231,623     20,000,646       0.3%
     Capital One Financial Corp.......   279,908     16,842,064       0.3%
     Citigroup, Inc................... 1,250,596     46,759,784       0.7%
     Goldman Sachs Group, Inc. (The)..   225,842     27,640,802       0.4%
     JPMorgan Chase & Co.............. 1,897,065     79,069,669       1.1%
     MetLife, Inc.....................   512,756     18,197,710       0.3%
     PNC Financial Services Group,
       Inc............................   268,801     15,641,530       0.2%
     Travelers Cos., Inc. (The).......   235,445     16,702,468       0.2%
     U.S. Bancorp.....................   907,771     30,147,075       0.4%
     Wells Fargo & Co................. 2,607,433     87,844,418       1.3%
     Other Securities.................              930,203,391      13.4%
                                                 --------------      ----
 Total Financials.....................            1,352,463,966      19.5%
                                                 --------------      ----
 Health Care -- (9.4%)
     Amgen, Inc.......................   259,507     22,459,033       0.3%
     Johnson & Johnson................   360,790     25,551,148       0.4%
     Merck & Co., Inc................. 1,401,705     63,959,799       0.9%
     Pfizer, Inc...................... 3,820,885     95,025,410       1.4%
     UnitedHealth Group, Inc..........   453,978     25,422,768       0.4%
     Other Securities.................              509,664,669       7.3%
                                                 --------------      ----
 Total Health Care....................              742,082,827      10.7%
                                                 --------------      ----

U.S. Core Equity 2 Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
Industrials -- (12.1%)
    General Electric Co.............   5,244,073 $  110,440,177       1.6%
    Union Pacific Corp..............     245,011     30,143,703       0.4%
    Other Securities................                814,093,083      11.8%
                                                 --------------      ----
Total Industrials...................                954,676,963      13.8%
                                                 --------------      ----
Information Technology -- (11.2%)
    Apple, Inc......................     102,298     60,877,540       0.9%
   *Cisco Systems, Inc..............   1,115,185     19,114,271       0.3%
   *Google, Inc. Class A............      29,049     19,746,639       0.3%
   #Intel Corp......................   1,282,072     27,724,807       0.4%
    International Business
      Machines Corp.................     104,155     20,261,272       0.3%
    Microsoft Corp..................     928,949     26,507,560       0.4%
    Oracle Corp.....................     517,147     16,057,414       0.2%
   #Visa, Inc.......................     232,750     32,296,390       0.5%
    Other Securities................                662,078,081       9.5%
                                                 --------------      ----
Total Information Technology........                884,663,974      12.8%
                                                 --------------      ----
Materials -- (4.6%)
    Other Securities................                361,593,575       5.2%
                                                 --------------      ----
Other -- (0.0%)
    Other Securities................                         --       0.0%
                                                 --------------      ----
Telecommunication
  Services -- (2.9%)
   #AT&T, Inc.......................   2,989,398    103,403,277       1.5%
    Verizon Communications, Inc.....   1,386,217     61,880,727       0.9%
    Other Securities................                 60,471,763       0.9%
                                                 --------------      ----
Total Telecommunication Services....                225,755,767       3.3%
                                                 --------------      ----
Utilities -- (2.1%)
    Other Securities................                164,427,703       2.4%
                                                 --------------      ----
TOTAL COMMON STOCKS.................              6,899,484,824      99.7%
                                                 --------------      ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    Other Securities................                     14,911       0.0%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities................                     41,489       0.0%
                                                 --------------      ----
TEMPORARY CASH
  INVESTMENTS -- (0.3%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares..  25,908,240     25,908,240       0.4%
                                                 --------------      ----

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
SECURITIES LENDING
  COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund..  81,993,994    948,670,516      13.7%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.30%,
     11/01/12 (Collateralized by
     $2,920,082 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities ranging
     from 10/01/22 to 07/01/42,
     valued at $2,928,869) to be
     repurchased at
  $2,834,983........................ $     2,835      2,834,959       0.0%
                                                 --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.                951,505,475      13.7%
                                                 --------------      ----

U.S. Core Equity 2 Portfolio
CONTINUED

                                                                 Percentage
                                                    Value+     of Net Assets**
                                                -------------- ---------------
  TOTAL INVESTMENTS --(100.0%)
    (Cost $6,883,487,825)....................   $7,876,954,939      113.8%
                                                ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  989,880,654 $     64,721   --    $  989,945,375
    Consumer Staples........    455,840,665           --   --       455,840,665
    Energy..................    768,012,042       21,967   --       768,034,009
    Financials..............  1,352,463,966           --   --     1,352,463,966
    Health Care.............    742,046,854       35,973   --       742,082,827
    Industrials.............    954,633,938       43,025   --       954,676,963
    Information Technology..    884,663,974           --   --       884,663,974
    Materials...............    361,593,575           --   --       361,593,575
    Other...................             --           --   --                --
    Telecommunication
      Services..............    225,755,767           --   --       225,755,767
    Utilities...............    164,427,703           --   --       164,427,703
Preferred Stocks
    Energy..................             --       14,911   --            14,911
Rights/Warrants.............         40,617          872   --            41,489
Temporary Cash Investments..     25,908,240           --   --        25,908,240
Securities Lending
  Collateral................             --  951,505,475   --       951,505,475
                             -------------- ------------   --    --------------
TOTAL....................... $6,925,267,995 $951,686,944   --    $7,876,954,939
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (87.3%)
 Consumer Discretionary -- (13.9%)
     Comcast Corp. Class A..............   303,818 $ 11,396,213       0.6%
     Dillard's, Inc. Class A............    62,205    4,789,785       0.2%
    #Lennar Corp. Class A...............   134,243    5,030,085       0.3%
    *Liberty Interactive Corp. Class A..   267,922    5,358,440       0.3%
    *Mohawk Industries, Inc.............    54,426    4,542,938       0.2%
    #Time Warner, Inc...................   135,201    5,874,483       0.3%
    *Toll Brothers, Inc.................   151,825    5,011,743       0.2%
     Walt Disney Co. (The)..............   118,253    5,802,675       0.3%
     Other Securities...................            271,340,250      13.5%
                                                   ------------      ----
 Total Consumer Discretionary...........            319,146,612      15.9%
                                                   ------------      ----
 Consumer Staples -- (4.8%)
     Beam, Inc..........................    76,533    4,252,173       0.2%
     Bunge, Ltd.........................    76,701    5,448,072       0.3%
     CVS Caremark Corp..................   121,704    5,647,066       0.3%
     Procter & Gamble Co. (The).........    91,517    6,336,637       0.3%
     Wal-Mart Stores, Inc...............    58,500    4,388,670       0.2%
     Other Securities...................             84,469,435       4.2%
                                                   ------------      ----
 Total Consumer Staples.................            110,542,053       5.5%
                                                   ------------      ----
 Energy -- (8.7%)
     Anadarko Petroleum Corp............    72,636    4,998,083       0.3%
    #Apache Corp........................    55,888    4,624,732       0.2%
     Chevron Corp.......................   153,038   16,866,318       0.8%
     ConocoPhillips.....................   175,685   10,163,377       0.5%
     Exxon Mobil Corp...................   154,985   14,129,982       0.7%
     HollyFrontier Corp.................   109,681    4,236,977       0.2%
     Murphy Oil Corp....................   106,439    6,386,340       0.3%
     Noble Corp.........................   132,385    4,996,210       0.3%
     Phillips 66........................    91,273    4,304,435       0.2%
     Tesoro Corp........................   131,157    4,945,930       0.3%
     Other Securities...................            123,451,407       6.1%
                                                   ------------      ----
 Total Energy...........................            199,103,791       9.9%
                                                   ------------      ----
 Financials -- (21.0%)
     American Financial Group, Inc......   127,737    4,956,196       0.2%
     Bank of America Corp............... 1,263,850   11,779,082       0.6%
    #Bank of New York Mellon Corp.
      (The).............................   163,628    4,043,248       0.2%
     Capital One Financial Corp.........    70,527    4,243,610       0.2%
     Citigroup, Inc.....................   207,090    7,743,095       0.4%
     Fidelity National Financial, Inc.
       Class A..........................   187,838    4,021,612       0.2%
     Goldman Sachs Group, Inc. (The)....    47,945    5,867,989       0.3%
     Hartford Financial Services
       Group, Inc.......................   190,397    4,133,519       0.2%
     Invesco, Ltd.......................   186,136    4,526,828       0.2%
     JPMorgan Chase & Co................   570,669   23,785,484       1.2%
     KeyCorp............................   499,016    4,201,715       0.2%
     MetLife, Inc.......................   141,103    5,007,745       0.3%
     PNC Financial Services Group, Inc..    76,226    4,435,591       0.2%
    #Principal Financial Group, Inc.....   157,281    4,331,519       0.2%
     Regions Financial Corp.............   634,241    4,135,251       0.2%
     Wells Fargo & Co...................   351,390   11,838,329       0.6%
     XL Group P.L.C.....................   162,997    4,032,546       0.2%
     Other Securities...................            368,806,067      18.4%
                                                   ------------      ----
 Total Financials.......................            481,889,426      24.0%
                                                   ------------      ----

U.S. Vector Equity Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
 Health Care -- (7.6%)
     Merck & Co., Inc...............     149,737 $    6,832,499       0.3%
     Pfizer, Inc....................     563,682     14,018,771       0.7%
     Other Securities...............                152,553,891       7.6%
                                                 --------------      ----
 Total Health Care..................                173,405,161       8.6%
                                                 --------------      ----
 Industrials -- (12.5%)
     General Electric Co............     826,374     17,403,436       0.8%
     Union Pacific Corp.............      33,180      4,082,135       0.2%
     Other Securities...............                264,760,266      13.2%
                                                 --------------      ----
 Total Industrials..................                286,245,837      14.2%
                                                 --------------      ----
 Information Technology -- (10.1%)
     Fidelity National Information
       Services, Inc................     150,228      4,937,994       0.3%
    #IAC/InterActiveCorp............     115,491      5,583,990       0.3%
     Visa, Inc......................      37,703      5,231,668       0.3%
     Xerox Corp.....................     731,469      4,710,660       0.2%
     Other Securities...............                211,816,925      10.5%
                                                 --------------      ----
 Total Information Technology.......                232,281,237      11.6%
                                                 --------------      ----
 Materials -- (5.4%)
     Other Securities...............                123,573,134       6.2%
                                                 --------------      ----
 Other -- (0.0%)
     Other Securities...............                         --       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (2.1%)
     AT&T, Inc......................     570,322     19,727,438       1.0%
    #Verizon Communications, Inc....     200,794      8,963,444       0.4%
     Other Securities...............                 20,446,270       1.0%
                                                 --------------      ----
 Total Telecommunication Services...                 49,137,152       2.4%
                                                 --------------      ----
 Utilities -- (1.2%)
     Other Securities...............                 27,481,514       1.4%
                                                 --------------      ----
 TOTAL COMMON STOCKS................              2,002,805,917      99.7%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities...............                     16,458       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 Other Securities...................                     29,967       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.3%)
 BlackRock Liquidity Funds
   TempCash Portfolio -
   Institutional Shares.............   5,428,356      5,428,356       0.2%

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
 SECURITIES LENDING COLLATERAL --
   (12.4%)
 (S)@DFA Short Term Investment Fund.  24,567,468    284,245,602      14.2%
    @Repurchase Agreement,
      JPMorgan Securities LLC
      0.30%, 2.500% to 5.500%,
      maturities ranging from
      10/01/22 to 07/01/42, valued
      at $775,049) to be
      repurchased at $750,204....... $       750        750,198       0.0%
                                                 --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL.......................                284,995,800      14.2%
                                                 --------------      ----

U.S. Vector Equity Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,050,058,109)......................... $2,293,276,498      114.1%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  319,120,585 $     26,027   --    $  319,146,612
    Consumer Staples........    110,542,053           --   --       110,542,053
    Energy..................    199,079,511       24,280   --       199,103,791
    Financials..............    481,889,426           --   --       481,889,426
    Health Care.............    173,379,098       26,063   --       173,405,161
    Industrials.............    286,213,395       32,442   --       286,245,837
    Information Technology..    232,281,237           --   --       232,281,237
    Materials...............    123,573,134           --   --       123,573,134
    Other...................             --           --   --                --
    Telecommunication
      Services..............     49,137,152           --   --        49,137,152
    Utilities...............     27,481,514           --   --        27,481,514
Preferred Stocks
    Energy..................             --       16,458   --            16,458
Rights/Warrants.............         29,415          552   --            29,967
Temporary Cash Investments..      5,428,356           --   --         5,428,356
Securities Lending
  Collateral................             --  284,995,800   --       284,995,800
                             -------------- ------------   --    --------------
TOTAL....................... $2,008,154,876 $285,121,622   --    $2,293,276,498
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------- ------------ ---------------
COMMON STOCKS -- (82.6%)
Consumer Discretionary -- (15.4%)
   #Aaron's, Inc.......................... 301,837 $  9,305,635       0.2%
  #*Bally Technologies, Inc............... 194,000    9,684,480       0.2%
   #Brinker International, Inc............ 322,412    9,930,290       0.2%
   #Brunswick Corp........................ 401,911    9,481,080       0.2%
   #Buckle, Inc. (The).................... 218,663    9,877,008       0.2%
   *Cabela's, Inc......................... 277,885   12,452,027       0.3%
    Dillard's, Inc. Class A............... 173,931   13,392,687       0.3%
    Domino's Pizza, Inc................... 270,452   10,985,760       0.2%
   #HSN, Inc.............................. 228,644   11,894,061       0.3%
   #Penske Automotive Group, Inc.......... 337,541   10,328,755       0.2%
   #Pier 1 Imports, Inc................... 641,193   13,080,337       0.3%
  #*Ryman Hospitality Properties.......... 228,431    8,911,093       0.2%
    Six Flags Entertainment Corp.......... 182,712   10,434,682       0.2%
   #Thor Industries, Inc.................. 243,435    9,257,833       0.2%
   #Vail Resorts, Inc..................... 163,736    9,296,930       0.2%
   *Warnaco Group, Inc. (The)............. 125,848    8,882,352       0.2%
    Other Securities......................          679,005,396      14.9%
                                                   ------------      ----
Total Consumer Discretionary..............          846,200,406      18.5%
                                                   ------------      ----
Consumer Staples -- (3.7%)
  #*Darling International, Inc............ 540,748    8,938,564       0.2%
   *Hain Celestial Group, Inc. (The)...... 180,533   10,434,807       0.2%
   #PriceSmart, Inc....................... 117,776    9,774,230       0.2%
    Other Securities......................          173,131,585       3.8%
                                                   ------------      ----
Total Consumer Staples....................          202,279,186       4.4%
                                                   ------------      ----
Energy -- (3.8%)
   #Western Refining, Inc................. 371,375    9,236,096       0.2%
    Other Securities......................          202,043,645       4.4%
                                                   ------------      ----
Total Energy..............................          211,279,741       4.6%
                                                   ------------      ----
Financials -- (13.5%)
   *Altisource Portfolio Solutions SA..... 106,753   12,116,466       0.3%
   #CNO Financial Group, Inc.............. 978,475    9,373,791       0.2%
  #*Investors Bancorp, Inc................ 504,558    9,076,998       0.2%
   *Ocwen Financial Corp.................. 457,639   17,651,136       0.4%
  #*Texas Capital Bancshares, Inc......... 184,544    8,760,304       0.2%
    Other Securities......................          684,793,789      15.0%
                                                   ------------      ----
Total Financials..........................          741,772,484      16.3%
                                                   ------------      ----
Health Care -- (8.4%)
   *Haemonetics Corp...................... 117,025    9,560,942       0.2%
    Medicis Pharmaceutical Corp. Class A.. 237,227   10,298,024       0.2%
  #*Myriad Genetics, Inc.................. 360,979    9,446,820       0.2%
   #STERIS Corp........................... 254,960    9,079,126       0.2%
   *Thoratec Corp......................... 319,166   11,394,226       0.3%
    Other Securities......................          414,459,350       9.1%
                                                   ------------      ----
Total Health Care.........................          464,238,488      10.2%
                                                   ------------      ----
Industrials -- (15.2%)
    A.O. Smith Corp....................... 152,330    9,257,094       0.2%
   #Actuant Corp. Class A................. 318,532    8,995,344       0.2%
  #*Chart Industries, Inc................. 137,261    9,716,706       0.2%
    EMCOR Group, Inc...................... 306,181    9,846,781       0.2%
  #*Middleby Corp.........................  78,446    9,801,828       0.2%
   #Robbins & Myers, Inc.................. 176,805   10,481,000       0.2%

U.S. Small Cap Portfolio
CONTINUED

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                      ---------- -------------- ---------------
 Industrials -- (Continued)
     Toro Co. (The)..................    239,432 $   10,108,819       0.2%
   #*US Airways Group, Inc...........    746,580      9,093,344       0.2%
     Other Securities................               759,233,963      16.7%
                                                 --------------      ----
 Total Industrials...................               836,534,879      18.3%
                                                 --------------      ----
 Information Technology -- (14.6%)
   #*3D Systems Corp.................    260,733     11,341,886       0.2%
   #*Cirrus Logic, Inc...............    297,264     12,116,481       0.3%
   #*CommVault Systems, Inc..........    164,218     10,258,698       0.2%
     Convergys Corp..................    526,242      8,846,128       0.2%
    *Cymer, Inc......................    144,305     11,499,665       0.3%
     FEI Co..........................    176,390      9,710,270       0.2%
     Loral Space & Communications,
       Inc...........................    120,478      9,476,799       0.2%
   #*NeuStar, Inc. Class A...........    247,646      9,061,367       0.2%
    *SolarWinds, Inc.................    262,245     13,266,975       0.3%
     Other Securities................               707,242,217      15.5%
                                                 --------------      ----
 Total Information Technology........               802,820,486      17.6%
                                                 --------------      ----
 Materials -- (4.7%)
    #Eagle Materials, Inc............    212,595     11,261,157       0.3%
    *Louisiana-Pacific Corp..........    633,346     10,000,533       0.2%
     Other Securities................               238,341,168       5.2%
                                                 --------------      ----
 Total Materials.....................               259,602,858       5.7%

 Other -- (0.0%)
     Other Securities................                       414       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (0.4%)
     Other Securities................                24,541,005       0.5%
                                                 --------------      ----
 Utilities -- (2.9%)
     Portland General Electric Co....    338,710      9,280,654       0.2%
     Other Securities................               149,160,307       3.3%
                                                 --------------      ----
 Total Utilities.....................               158,440,961       3.5%
                                                 --------------      ----
 TOTAL COMMON STOCKS.................             4,547,710,908      99.6%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities................            $       54,227       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities................                   135,531       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.2%)
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Shares.......... 12,912,865     12,912,865       0.3%
                                                 --------------      ----

U.S. Small Cap Portfolio
CONTINUED

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount                     Percentage
                                                                                    (000)        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (17.2%)
(S)@DFA Short Term Investment Fund..............................................  81,663,903    944,851,354       20.7%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $2,568,587 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $2,576,317) to be
     repurchased at $2,493,732.................................................. $     2,494      2,493,711        0.1%
                                                                                             --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................                947,345,065       20.8%
                                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,856,877,158)..........................................................             $5,508,158,596      120.7%
                                                                                             ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  846,159,239 $     41,167   --    $  846,200,406
    Consumer Staples........    202,279,186           --   --       202,279,186
    Energy..................    211,093,773      185,968   --       211,279,741
    Financials..............    741,772,484           --   --       741,772,484
    Health Care.............    464,148,120       90,368   --       464,238,488
    Industrials.............    836,218,833      316,046   --       836,534,879
    Information Technology..    802,820,486           --   --       802,820,486
    Materials...............    259,602,858           --   --       259,602,858
    Other...................             --          414   --               414
    Telecommunication
      Services..............     24,541,005           --   --        24,541,005
    Utilities...............    158,440,961           --   --       158,440,961
Preferred Stocks
    Energy..................             --       54,227   --            54,227
Rights/Warrants.............        131,992        3,539   --           135,531
Temporary Cash Investments..     12,912,865           --   --        12,912,865
Securities Lending
  Collateral................             --  947,345,065   --       947,345,065
                             -------------- ------------   --    --------------
TOTAL....................... $4,560,121,802 $948,036,794   --    $5,508,158,596
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value+     of Net Assets**
                                          ------- ------------- ---------------
 COMMON STOCKS -- (87.9%)
 Consumer Discretionary -- (15.7%)
    *Asbury Automotive Group, Inc........ 279,819 $   8,875,859       0.3%
     Churchill Downs, Inc................ 117,187     7,655,827       0.2%
   #*Conn's, Inc......................... 303,338     7,683,552       0.2%
   #*Dorman Products, Inc................ 312,058     9,533,372       0.3%
    #Finish Line, Inc. Class A (The)..... 376,378     7,830,544       0.2%
    #KB Home............................. 521,279     8,330,038       0.2%
   #*La-Z-Boy, Inc....................... 515,798     8,366,244       0.3%
   #*Lumber Liquidators Holdings, Inc.... 155,431     8,676,158       0.3%
    *Meritage Homes Corp................. 217,518     8,043,816       0.2%
     Oxford Industries, Inc.............. 145,087     8,049,427       0.2%
    *Papa John's International, Inc...... 214,930    11,460,068       0.3%
    #Ryland Group, Inc. (The)............ 306,580    10,383,865       0.3%
    #Stage Stores, Inc................... 305,185     7,477,032       0.2%
    #Sturm Ruger & Co., Inc.............. 181,201     8,558,123       0.3%
     Other Securities....................           491,209,781      14.3%
                                                  -------------      ----
 Total Consumer Discretionary............           612,133,706      17.8%
                                                  -------------      ----
 Consumer Staples -- (4.1%)
    #Cal-Maine Foods, Inc................ 202,886     8,750,473       0.2%
   #*Elizabeth Arden, Inc................ 261,981    12,360,264       0.4%
     J & J Snack Foods Corp.............. 179,640    10,287,983       0.3%
     WD-40 Co............................ 162,424     7,773,613       0.2%
     Other Securities....................           119,761,926       3.5%
                                                  -------------      ----
 Total Consumer Staples..................           158,934,259       4.6%
                                                  -------------      ----
 Energy -- (3.9%)
     Other Securities....................           153,313,419       4.5%
                                                  -------------      ----
 Financials -- (15.6%)
    *Altisource Portfolio Solutions SA...  94,413    10,715,876       0.3%
    #Bank of the Ozarks, Inc............. 301,134     9,859,127       0.3%
     FBL Financial Group, Inc. Class A... 271,726     9,274,008       0.3%
     Horace Mann Educators Corp.......... 423,287     8,131,343       0.2%
     Infinity Property & Casualty Corp... 134,624     7,688,377       0.2%
   #*Texas Capital Bancshares, Inc....... 164,032     7,786,599       0.2%
   #*World Acceptance Corp............... 153,471    10,245,724       0.3%
     Other Securities....................           545,031,588      15.9%
                                                  -------------      ----
 Total Financials........................           608,732,642      17.7%
                                                  -------------      ----
 Health Care -- (10.1%)
   #*Air Methods Corp.................... 115,182    12,627,403       0.4%
    *Amsurg Corp......................... 286,077     8,158,916       0.2%
     Analogic Corp....................... 123,731     9,114,025       0.3%
    *Ariad Pharmaceuticals, Inc.......... 727,009    15,667,044       0.4%
    *Cyberonics, Inc..................... 211,757     9,793,761       0.3%
    *Hanger, Inc......................... 292,678     7,419,387       0.2%
   #*ICU Medical, Inc.................... 132,784     7,878,075       0.2%
     Other Securities....................           322,452,236       9.4%
                                                  -------------      ----
 Total Health Care.......................           393,110,847      11.4%
                                                  -------------      ----
 Industrials -- (14.9%)
     AZZ, Inc............................ 224,847     8,867,966       0.3%
    *Exponent, Inc....................... 135,915     7,472,607       0.2%
     Kaman Corp.......................... 234,532     8,724,590       0.3%
     Other Securities....................           557,738,161      16.2%
                                                  -------------      ----
 Total Industrials.......................          5 82,803,324      17.0%
                                                  -------------      ----

U.S. Micro Cap Portfolio
CONTINUED

                                                                      Percentage
                                           Shares        Value+     of Net Assets**
                                         ----------- -------------- ---------------
Information Technology -- (15.3%)
  #*3D Systems Corp.....................     227,661 $    9,903,254       0.3%
    Forrester Research, Inc.............     256,189      7,414,110       0.2%
   *iGATE Corp..........................     518,273      8,318,282       0.2%
    Loral Space & Communications,
      Inc...............................     103,555      8,145,636       0.2%
  #*Manhattan Associates, Inc...........     216,969     13,018,140       0.4%
    MTS Systems Corp....................     165,039      8,319,616       0.2%
  #*NetScout Systems, Inc...............     312,994      7,740,342       0.2%
   *OSI Systems, Inc....................     150,502     11,927,284       0.3%
  #*Stratasys, Inc......................     138,151      9,210,527       0.3%
  #*Tyler Technologies, Inc.............     251,629     12,030,382       0.4%
    Other Securities....................                500,280,360      14.6%
                                                     --------------      ----
Total Information Technology............                596,307,933      17.3%
                                                     --------------      ----
Materials -- (5.5%)
   #AMCOL International Corp............     265,253      8,376,690       0.3%
    Balchem Corp........................     220,033      7,663,749       0.2%
    Stepan Co...........................      82,995      7,950,921       0.2%
    Other Securities....................                189,087,399       5.5%
                                                     --------------      ----
    Total Materials.....................                213,078,759       6.2%
                                                     --------------      ----
Other -- (0.0%)
    Other Securities....................                      2,226       0.0%
                                                     --------------      ----
Telecommunication Services -- (1.0%)
    Other Securities....................                 39,869,468       1.2%
                                                     --------------      ----
Utilities -- (1.8%)
    CH Energy Group, Inc................     129,612      8,428,668       0.2%
   #MGE Energy, Inc.....................     194,367     10,231,479       0.3%
    Other Securities....................                 50,903,632       1.5%
                                                     --------------      ----
Total Utilities.........................                 69,563,779       2.0%
                                                     --------------      ----
TOTAL COMMON STOCKS.....................              3,427,850,362      99.7%
                                                     --------------      ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    Other Securities....................                     55,563       0.0%
                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities....................                    134,261       0.0%
                                                     --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Shares..............   9,728,759      9,728,759       0.3%
                                                     --------------      ----

                                           Shares/
                                            Face
                                           Amount
                                            (000)
                                         -----------
SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@DFA Short Term Investment Fund......  39,804,452    460,537,511      13.4%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.30%,
     11/01/12 (Collateralized by
     $1,251,975 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities ranging
     from 10/01/22 to 07/01/42,
     valued at $1,255,743) to be
     repurchased at $1,215,489.......... $     1,215      1,215,479       0.0%
                                                     --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.....                461,752,990      13.4%
                                                     --------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,396,339,836)......................... $3,899,521,935      113.4%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  612,071,742 $     61,964   --    $  612,133,706
   Consumer Staples.........    158,934,259           --   --       158,934,259
   Energy...................    153,224,174       89,245   --       153,313,419
   Financials...............    608,732,642           --   --       608,732,642
   Health Care..............    392,983,982      126,865   --       393,110,847
   Industrials..............    582,525,445      277,879   --       582,803,324
   Information Technology...    596,307,933           --   --       596,307,933
   Materials................    213,078,759           --   --       213,078,759
   Other....................             --        2,226   --             2,226
   Telecommunication
     Services...............     39,869,468           --   --        39,869,468
   Utilities................     69,563,779           --   --        69,563,779
Preferred Stocks
   Energy...................             --       55,563   --            55,563
Rights/Warrants.............        131,645        2,616   --           134,261
Temporary Cash Investments..      9,728,759           --   --         9,728,759
Securities Lending
  Collateral................             --  461,752,990   --       461,752,990
                             -------------- ------------   --    --------------
TOTAL....................... $3,437,152,587 $462,369,348   --    $3,899,521,935
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                         ---------- -------------- ---------------
COMMON STOCKS -- (86.8%)
Real Estate Investment Trusts -- (86.8%)
    Alexander's, Inc....................     48,481 $   21,523,625       0.6%
   #Alexandria Real Estate
     Equities, Inc......................    539,876     38,023,467       1.0%
   #American Campus Communities,
     Inc................................    673,380     30,510,848       0.8%
    American Tower Corp.................    520,737     39,206,289       1.1%
   #Apartment Investment &
     Management Co. Class A.............  1,273,483     33,989,261       0.9%
   #AvalonBay Communities, Inc..........    849,330    115,135,175       3.1%
   #BioMed Realty Trust, Inc............  1,336,668     25,557,092       0.7%
    Boston Properties, Inc..............  1,340,610    142,506,843       3.8%
   #BRE Properties, Inc.................    679,953     32,875,728       0.9%
   #Camden Property Trust...............    719,928     47,248,875       1.3%
   #CBL & Associates Properties,
     Inc................................  1,239,184     27,720,546       0.7%
   #DDR Corp............................  2,189,719     33,634,084       0.9%
   #Digital Realty Trust, Inc...........  1,044,384     64,156,509       1.7%
   #Douglas Emmett, Inc.................  1,175,786     27,572,182       0.7%
   #Duke Realty Corp....................  2,348,436     34,005,353       0.9%
    Equity Lifestyle Properties,
      Inc...............................    350,533     23,601,387       0.6%
   #Equity Residential..................  2,633,782    151,205,425       4.1%
   #Essex Property Trust, Inc...........    312,386     46,857,900       1.3%
   #Extra Space Storage, Inc............    865,728     29,858,959       0.8%
   #Federal Realty Investment
     Trust..............................    577,049     62,223,194       1.7%
   #General Growth Properties, Inc......  3,768,676     74,092,170       2.0%
   #HCP, Inc............................  3,758,294    166,492,424       4.5%
    Health Care REIT, Inc...............  2,030,477    120,671,248       3.2%
   #Highwoods Properties, Inc...........    672,870     21,700,057       0.6%
    Home Properties, Inc................    436,266     26,520,610       0.7%
   #Hospitality Properties Trust........  1,129,465     26,113,231       0.7%
   #Host Hotels & Resorts, Inc..........  6,322,617     91,425,042       2.5%
   #Kilroy Realty Corp..................    632,753     28,100,561       0.8%
    Kimco Realty Corp...................  3,688,342     71,996,436       1.9%
    Liberty Property Trust..............  1,048,979     36,840,142       1.0%
   #Macerich Co. (The)..................  1,164,780     66,392,460       1.8%
   #Mack-Cali Realty Corp...............    789,496     20,519,001       0.6%
   #Mid-America Apartment
     Communities, Inc...................    346,446     22,418,521       0.6%
   #National Retail Properties,
     Inc................................    946,624     29,989,048       0.8%
   #Omega Healthcare Investors,
     Inc................................    950,897     21,813,577       0.6%
   #Piedmont Office Realty Trust,
     Inc. Class A.......................  1,476,624     26,283,907       0.7%
   #Post Properties, Inc................    471,637     23,020,602       0.6%
    Prologis, Inc.......................  4,030,920    138,220,247       3.7%
    Public Storage......................  1,324,670    183,639,002       4.9%
   #Realty Income Corp..................  1,167,664     45,854,165       1.2%
   #Regency Centers Corp................    783,534     37,625,303       1.0%
   #Senior Housing Properties
     Trust..............................  1,479,083     32,510,244       0.9%
    Simon Property Group, Inc...........  2,702,036    411,276,900      11.1%
   #SL Green Realty Corp................    788,844     59,399,953       1.6%
   #Tanger Factory Outlet
     Centers, Inc.......................    813,719     25,607,737       0.7%
   #Taubman Centers, Inc................    533,326     41,892,757       1.1%
   #UDR, Inc............................  2,188,706     53,119,895       1.4%
   #Ventas, Inc.........................  2,520,962    159,501,266       4.3%
    Vornado Realty Trust................  1,508,390    120,987,962       3.3%
   #Weingarten Realty Investors.........  1,049,531     28,337,337       0.8%
    Other Securities....................               464,012,068      12.5%
                                                    --------------      ----
TOTAL COMMON STOCKS.....................             3,703,786,615      99.7%
                                                    --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares............... 26,648,404     26,648,404       0.7%
                                                    --------------      ----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                           Shares/
                                            Face
                                           Amount                     Percentage
                                            (000)        Value+     of Net Assets**
                                         ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@DFA Short Term Investment
  Fund..................................  46,255,311 $  535,173,950       14.4%
   @Repurchase Agreement,
     JPMorgan Securities LLC
     0.30%, 11/01/12
     (Collateralized by
     $1,454,876 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities
     ranging from 10/01/22 to
     07/01/42, valued at
     $1,459,254) to be
     repurchased at $1,412,477.......... $     1,412      1,412,465        0.0%
                                                     --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL............................                536,586,415       14.4%
                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)...........
  (Cost $3,188,947,605)                              $4,267,021,434      114.8%
                                                     ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investment in Securities (Market Value)
                                  --------------------------------------------------
                                     Level 1       Level 2    Level 3     Total
                                  -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts. $3,703,786,615           --   --    $3,703,786,615
Temporary Cash Investments.......     26,648,404           --   --        26,648,404
Securities Lending Collateral....             -- $536,586,415   --       536,586,415
                                  -------------- ------------   --    --------------
TOTAL............................ $3,730,435,019 $536,586,415   --    $4,267,021,434
                                  ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------- ------------ ---------------
COMMON STOCKS -- (88.2%)
AUSTRALIA -- (7.0%)
    Australia & New Zealand Banking
      Group, Ltd.......................... 489,886 $ 12,923,873       0.6%
    BHP Billiton, Ltd..................... 358,448   12,691,074       0.6%
   #Commonwealth Bank of Australia NL..... 268,839   16,099,654       0.8%
   #National Australia Bank, Ltd.......... 413,524   11,051,380       0.5%
    Westpac Banking Corp.................. 459,483   12,147,841       0.6%
    Other Securities......................           97,828,712       4.8%
                                                   ------------      ----
TOTAL AUSTRALIA...........................          162,742,534       7.9%
                                                   ------------      ----
AUSTRIA -- (0.2%)
    Other Securities......................            5,523,447       0.3%
                                                   ------------      ----
BELGIUM -- (0.8%)
    Anheuser-Busch InBev NV............... 107,124    8,958,854       0.4%
    Other Securities......................           10,625,851       0.5%
                                                   ------------      ----
TOTAL BELGIUM.............................           19,584,705       0.9%
                                                   ------------      ----
CANADA -- (9.8%)
    Bank of Montreal...................... 121,090    7,155,676       0.3%
    Bank of Nova Scotia................... 196,237   10,659,181       0.5%
    Barrick Gold Corp..................... 182,000    7,360,180       0.4%
   #Royal Bank of Canada.................. 243,989   13,910,121       0.7%
    Suncor Energy, Inc.................... 279,079    9,366,436       0.5%
   #Toronto Dominion Bank................. 160,784   13,076,830       0.6%
    Other Securities......................          165,490,762       8.0%
                                                   ------------      ----
TOTAL CANADA..............................          227,019,186      11.0%
                                                   ------------      ----
DENMARK -- (1.0%)
    Other Securities......................           23,363,099       1.1%
                                                   ------------      ----
FINLAND -- (0.6%)
    Other Securities......................           14,738,094       0.7%
                                                   ------------      ----
FRANCE -- (7.2%)
    BNP Paribas SA........................ 179,515    9,111,582       0.4%
    LVMH Moet Hennessy Louis Vuitton SA...  43,329    7,044,432       0.3%
    Sanofi SA............................. 147,776   12,978,720       0.6%
    Total SA.............................. 229,954   11,582,771       0.6%
    Total SA Sponsored ADR................ 144,707    7,293,233       0.4%
    Other Securities......................          119,144,573       5.8%
                                                   ------------      ----
TOTAL FRANCE..............................          167,155,311       8.1%
                                                   ------------      ----
GERMANY -- (6.4%)
    Allianz SE............................  59,747    7,422,057       0.4%
    BASF SE............................... 137,393   11,396,744       0.5%
    Bayer AG.............................. 104,450    9,107,269       0.4%
    Daimler AG............................ 168,780    7,906,432       0.4%
    SAP AG................................ 103,483    7,546,254       0.4%
   #Siemens AG Sponsored ADR..............  67,650    6,826,562       0.3%
    Other Securities......................           98,406,795       4.8%
                                                   ------------      ----
TOTAL GERMANY.............................          148,612,113       7.2%
                                                   ------------      ----
GREECE -- (0.1%)
    Other Securities......................            1,180,568       0.1%
                                                   ------------      ----
HONG KONG -- (2.4%)
    Other Securities......................           54,810,518       2.7%
                                                   ------------      ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
IRELAND -- (0.3%)
    Other Securities....................           $  5,766,422       0.3%
                                                   ------------      ----
ISRAEL -- (0.4%)
    Other Securities....................              9,597,458       0.5%
                                                   ------------      ----
ITALY -- (1.7%)
    Other Securities....................             38,182,893       1.9%
                                                   ------------      ----
JAPAN -- (15.7%)
    Sumitomo Mitsui Financial Group,
      Inc...............................   251,740    7,692,420       0.4%
    Toyota Motor Corp...................   317,100   12,226,476       0.6%
    Other Securities....................            343,552,324      16.7%
                                                   ------------      ----
TOTAL JAPAN.............................            363,471,220      17.7%
                                                   ------------      ----
NETHERLANDS -- (2.0%)
    Unilever NV.........................   271,974    9,996,249       0.5%
    Other Securities....................             36,987,162       1.8%
                                                   ------------      ----
TOTAL NETHERLANDS.......................             46,983,411       2.3%
                                                   ------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities....................              2,282,663       0.1%
                                                   ------------      ----
NORWAY -- (0.9%)
    Other Securities....................             21,438,761       1.0%
                                                   ------------      ----
PORTUGAL -- (0.2%)
    Other Securities....................              3,409,590       0.2%
                                                   ------------      ----
SINGAPORE -- (1.4%)
    Other Securities....................             32,746,308       1.6%
                                                   ------------      ----
SPAIN -- (2.2%)
    Other Securities....................             51,685,586       2.5%
                                                   ------------      ----
SWEDEN -- (2.5%)
    Other Securities....................             58,081,987       2.8%
                                                   ------------      ----
SWITZERLAND -- (6.8%)
    Nestle SA...........................   548,594   34,829,262       1.7%
    Novartis AG.........................   262,271   15,815,092       0.8%
   #Novartis AG ADR.....................   147,100    8,893,666       0.4%
    Roche Holding AG Genusschein........   116,708   22,480,903       1.1%
    UBS AG..............................   640,816    9,614,543       0.4%
    Zurich Insurance Group AG...........    31,032    7,650,000       0.4%
    Other Securities....................             57,263,238       2.8%
                                                   ------------      ----
TOTAL SWITZERLAND.......................            156,546,704       7.6%
                                                   ------------      ----
UNITED KINGDOM -- (18.5%)
    Anglo American P.L.C................   247,137    7,615,400       0.4%
    BG Group P.L.C......................   510,495    9,478,376       0.5%
   #BHP Billiton P.L.C. ADR.............   113,263    7,246,567       0.3%
    BP P.L.C. Sponsored ADR.............   517,641   22,201,622       1.1%
    British American Tobacco P.L.C......   293,586   14,561,859       0.7%
    Diageo P.L.C. Sponsored ADR.........    63,791    7,287,484       0.3%
    GlaxoSmithKline P.L.C...............   538,836   12,074,039       0.6%
    GlaxoSmithKline P.L.C. Sponsored
      ADR...............................   154,591    6,941,136       0.3%
    HSBC Holdings P.L.C................. 1,623,467   16,006,352       0.8%
   #HSBC Holdings P.L.C. Sponsored ADR..   343,138   16,937,292       0.8%
    Rio Tinto P.L.C.....................   150,148    7,500,915       0.4%
    Royal Dutch Shell P.L.C. ADR........   425,120   30,026,226       1.5%
    Royal Dutch Shell P.L.C. Series B...   306,534   10,842,936       0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    SABmiller P.L.C..........................................................     162,396 $    6,969,775        0.3%
    Standard Chartered P.L.C.................................................     452,395     10,711,236        0.5%
    Tesco P.L.C..............................................................   1,441,004      7,456,436        0.4%
    Vodafone Group P.L.C.....................................................   2,870,219      7,794,527        0.4%
    Vodafone Group P.L.C. Sponsored ADR......................................     680,782     18,530,886        0.9%
    Other Securities.........................................................                206,843,125       10.1%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................                427,026,189       20.8%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              2,041,948,767       99.3%
                                                                                          --------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)
    Other Securities.........................................................                  1,284,218        0.1%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................................................                     14,929        0.0%
                                                                                          --------------      -----
FRANCE -- (0.0%)
    Other Securities.........................................................                         15        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.0%)
    Other Securities.........................................................                     30,902        0.0%
                                                                                          --------------      -----
SPAIN -- (0.0%)
    Other Securities.........................................................                          7        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                     45,853        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund...........................................  23,336,214    270,000,000       13.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,348,839) to be repurchased at $1,322,404............................. $     1,322      1,322,391        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                271,322,391       13.2%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,152,738,602)                                                                   $2,314,601,229      112.6%
                                                                                          ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
    Australia................. $  9,177,915 $  153,564,619   --    $  162,742,534
    Austria...................       31,272      5,492,175   --         5,523,447
    Belgium...................    2,868,310     16,716,395   --        19,584,705
    Canada....................  227,019,186             --   --       227,019,186
    Denmark...................    4,252,654     19,110,445   --        23,363,099
    Finland...................      792,236     13,945,858   --        14,738,094
    France....................   15,010,442    152,144,869   --       167,155,311
    Germany...................   26,003,248    122,608,865   --       148,612,113
    Greece....................           --      1,180,568   --         1,180,568
    Hong Kong.................           --     54,810,518   --        54,810,518
    Ireland...................    1,928,356      3,838,066   --         5,766,422
    Israel....................    5,521,012      4,076,446   --         9,597,458
    Italy.....................    5,535,992     32,646,901   --        38,182,893
    Japan.....................   29,715,898    333,755,322   --       363,471,220
    Netherlands...............    3,974,503     43,008,908   --        46,983,411
    New Zealand...............           --      2,282,663   --         2,282,663
    Norway....................    1,169,239     20,269,522   --        21,438,761
    Portugal..................      101,703      3,307,887   --         3,409,590
    Singapore.................           --     32,746,308   --        32,746,308
    Spain.....................   17,713,982     33,971,604   --        51,685,586
    Sweden....................      604,690     57,477,297   --        58,081,987
    Switzerland...............   17,129,641    139,417,063   --       156,546,704
    United Kingdom............  145,465,749    281,560,440   --       427,026,189
Preferred Stocks
    Germany...................           --      1,284,218   --         1,284,218
Rights/Warrants
    Australia.................           --         14,929   --            14,929
    France....................           --             15   --                15
    Hong Kong.................           --         30,902   --            30,902
    Spain.....................           --              7   --                 7
Securities Lending Collateral.           --    271,322,391   --       271,322,391
                               ------------ --------------   --    --------------
TOTAL......................... $514,016,028 $1,800,585,201   --    $2,314,601,229
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2012

                                                                       Percentage
                                                Shares    Value++    of Net Assets**
                                                ------- ------------ ---------------
COMMON STOCKS -- (89.3%)
AUSTRALIA -- (6.2%)
   #Australia & New Zealand Banking Group, Ltd. 811,349 $ 21,404,514       0.3%
   #Commonwealth Bank of Australia NL.......... 291,226   17,440,319       0.3%
   #National Australia Bank, Ltd............... 935,297   24,995,703       0.4%
   #Wesfarmers, Ltd............................ 461,899   16,651,241       0.3%
    Westpac Banking Corp....................... 659,750   17,442,513       0.3%
    Other Securities...........................          351,644,182       5.4%
                                                        ------------      ----
TOTAL AUSTRALIA................................          449,578,472       7.0%
                                                        ------------      ----
AUSTRIA -- (0.5%)
    Other Securities...........................           32,391,602       0.5%
                                                        ------------      ----
BELGIUM -- (0.9%)
    Other Securities...........................           65,997,964       1.0%
                                                        ------------      ----
CANADA -- (9.9%)
   #Bank of Montreal........................... 273,400   16,156,263       0.3%
    Bank of Nova Scotia........................ 264,875   14,387,453       0.2%
    Canadian Natural Resources, Ltd............ 474,950   14,313,887       0.2%
   #Royal Bank of Canada....................... 326,040   18,587,953       0.3%
    Suncor Energy, Inc......................... 654,429   21,963,915       0.3%
   #Toronto Dominion Bank...................... 350,772   28,528,871       0.4%
    Other Securities...........................          600,337,278       9.3%
                                                        ------------      ----
TOTAL CANADA...................................          714,275,620      11.0%
                                                        ------------      ----
CHINA -- (0.0%)
    Other Securities...........................              147,959       0.0%
                                                        ------------      ----
DENMARK -- (0.9%)
    Other Securities...........................           63,928,182       1.0%
                                                        ------------      ----
FINLAND -- (1.3%)
    Other Securities...........................           92,159,069       1.4%
                                                        ------------      ----
FRANCE -- (6.7%)
    BNP Paribas SA............................. 500,741   25,415,940       0.4%
   #GDF Suez SA................................ 659,288   15,132,134       0.2%
    Sanofi SA ADR.............................. 562,231   24,653,829       0.4%
   *Societe Generale SA........................ 601,863   19,194,589       0.3%
   #Total SA Sponsored ADR..................... 594,342   29,954,837       0.5%
    Other Securities...........................          366,981,725       5.6%
                                                        ------------      ----
TOTAL FRANCE...................................          481,333,054       7.4%
                                                        ------------      ----
GERMANY -- (5.3%)
    Daimler AG................................. 415,333   19,456,109       0.3%
    Deutsche Bank AG........................... 338,130   15,402,110       0.3%
    E.ON AG.................................... 609,873   13,883,743       0.2%
   #Siemens AG Sponsored ADR................... 200,444   20,226,804       0.3%
    Other Securities...........................          316,171,125       4.9%
                                                        ------------      ----
TOTAL GERMANY..................................          385,139,891       6.0%
                                                        ------------      ----
GREECE -- (0.3%)
    Other Securities...........................           21,713,011       0.3%
                                                        ------------      ----
HONG KONG -- (2.4%)
    Other Securities...........................          170,749,434       2.6%
                                                        ------------      ----
IRELAND -- (0.5%)
    Other Securities...........................           36,568,747       0.6%
                                                        ------------      ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                           ---------- -------------- ---------------
ISRAEL -- (0.5%)
    Other Securities......................            $   38,192,757       0.6%
                                                      --------------      ----
ITALY -- (2.0%)
    Other Securities......................               144,759,479       2.2%
                                                      --------------      ----
JAPAN -- (16.9%)
    Mitsubishi UFJ Financial Group, Inc...  4,203,900     19,018,309       0.3%
    Mizuho Financial Group, Inc........... 10,641,060     16,649,856       0.3%
    Sumitomo Mitsui Financial Group, Inc..    634,770     19,396,670       0.3%
   #Toyota Motor Corp. Sponsored ADR......    360,892     27,958,303       0.4%
    Other Securities......................             1,141,756,436      17.6%
                                                      --------------      ----
TOTAL JAPAN...............................             1,224,779,574      18.9%
                                                      --------------      ----
NETHERLANDS -- (2.3%)
   *ING Groep NV Sponsored ADR............  1,565,969     13,874,485       0.2%
    Koninklijke Philips Electronics NV....    589,853     14,773,412       0.2%
    Other Securities......................               140,860,671       2.2%
                                                      --------------      ----
TOTAL NETHERLANDS.........................               169,508,568       2.6%
                                                      --------------      ----
NEW ZEALAND -- (0.3%)
    Other Securities......................                18,364,661       0.3%
                                                      --------------      ----
NORWAY -- (1.1%)
    Other Securities......................                79,436,045       1.2%
                                                      --------------      ----
PORTUGAL -- (0.3%)
    Other Securities......................                20,759,987       0.3%
                                                      --------------      ----
SINGAPORE -- (1.6%)
    Other Securities......................               117,743,734       1.8%
                                                      --------------      ----
SPAIN -- (2.0%)
    Banco Santander SA....................  2,240,231     16,867,084       0.3%
   #Banco Santander SA Sponsored ADR......  2,229,277     16,630,406       0.2%
    Other Securities......................               109,877,111       1.7%
                                                      --------------      ----
TOTAL SPAIN...............................               143,374,601       2.2%
                                                      --------------      ----
SWEDEN -- (2.8%)
    Other Securities......................               204,867,857       3.2%
                                                      --------------      ----
SWITZERLAND -- (5.9%)
    Holcim, Ltd...........................    208,137     14,204,567       0.2%
    Nestle SA.............................    587,284     37,285,622       0.6%
   #Novartis AG ADR.......................    737,597     44,595,115       0.7%
    Roche Holding AG Genusschein..........     82,873     15,963,429       0.3%
    Swiss Re, Ltd.........................    321,123     22,220,864       0.3%
    UBS AG................................  1,749,489     26,248,623       0.4%
    Zurich Insurance Group AG.............    133,176     32,830,510       0.5%
    Other Securities......................               233,502,910       3.6%
                                                      --------------      ----
TOTAL SWITZERLAND.........................               426,851,640       6.6%
                                                      --------------      ----
UNITED KINGDOM -- (18.7%)
    Anglo American P.L.C..................    582,539     17,950,640       0.3%
   #AstraZeneca P.L.C. Sponsored ADR......    424,722     19,707,101       0.3%
    Barclays P.L.C. Sponsored ADR.........  1,811,137     26,804,828       0.4%
    BG Group P.L.C........................    933,234     17,327,384       0.3%
   #BHP Billiton P.L.C. ADR...............    247,566     15,839,273       0.3%
    BP P.L.C. Sponsored ADR...............  1,479,807     63,468,922       1.0%
   #HSBC Holdings P.L.C. Sponsored ADR....  1,761,750     86,959,980       1.3%
   *Lloyds Banking Group P.L.C............ 23,313,762     15,352,299       0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   #Prudential P.L.C. ADR....................................................     651,676 $   17,908,056        0.3%
   #Rio Tinto P.L.C. Sponsored ADR...........................................     307,543     15,370,999        0.2%
   #Royal Dutch Shell P.L.C. ADR.............................................   1,426,690    100,767,115        1.6%
    SABmiller P.L.C..........................................................     323,061     13,865,258        0.2%
    Standard Chartered P.L.C.................................................   1,125,564     26,649,679        0.4%
    Tesco P.L.C..............................................................   3,732,880     19,315,686        0.3%
    Vodafone Group P.L.C. Sponsored ADR......................................   2,412,945     65,680,363        1.0%
    Other Securities.........................................................                829,016,053       12.8%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................              1,351,983,636       20.9%
                                                                                          --------------      -----
UNITED STATES -- (0.0%)
    Other Securities.........................................................                    506,366        0.0%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              6,455,111,910       99.6%
                                                                                          --------------      -----
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities.........................................................                  3,716,814        0.1%
                                                                                          --------------      -----
UNITED KINGDOM -- (0.0%)
    Other Securities.........................................................                      1,214        0.0%
                                                                                          --------------      -----
TOTAL PREFERRED STOCKS.......................................................                  3,718,028        0.1%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................................................                    323,953        0.0%
                                                                                          --------------      -----
BELGIUM -- (0.0%)
    Other Securities.........................................................                        704        0.0%
                                                                                          --------------      -----
CANADA -- (0.0%)
    Other Securities.........................................................                        603        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.0%)
    Other Securities.........................................................                    283,649        0.0%
                                                                                          --------------      -----
ITALY -- (0.0%)
    Other Securities.........................................................                      3,518        0.0%
                                                                                          --------------      -----
SINGAPORE -- (0.0%)
    Other Securities.........................................................                     26,839        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                    639,266        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund...........................................  66,119,274    765,000,000       11.8%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $7,529,026) to be repurchased at $7,381,470............................. $     7,381      7,381,398        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                772,381,398       11.9%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,513,353,611)......................................................             $7,231,850,602      111.6%
                                                                                          ==============      =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
    Australia................. $   24,824,894 $  424,753,578   --    $  449,578,472
    Austria...................         54,726     32,336,876   --        32,391,602
    Belgium...................      9,754,099     56,243,865   --        65,997,964
    Canada....................    714,070,628        204,992   --       714,275,620
    China.....................         70,633         77,326   --           147,959
    Denmark...................      4,096,211     59,831,971   --        63,928,182
    Finland...................      2,272,148     89,886,921   --        92,159,069
    France....................     79,612,438    401,720,616   --       481,333,054
    Germany...................     62,450,948    322,688,943   --       385,139,891
    Greece....................      1,824,911     19,888,100   --        21,713,011
    Hong Kong.................        120,183    170,629,251   --       170,749,434
    Ireland...................     10,484,484     26,084,263   --        36,568,747
    Israel....................     10,688,742     27,504,015   --        38,192,757
    Italy.....................     15,876,853    128,882,626   --       144,759,479
    Japan.....................     78,891,497  1,145,888,077   --     1,224,779,574
    Netherlands...............     30,237,911    139,270,657   --       169,508,568
    New Zealand...............        144,091     18,220,570   --        18,364,661
    Norway....................      9,264,269     70,171,776   --        79,436,045
    Portugal..................        196,831     20,563,156   --        20,759,987
    Singapore.................             --    117,743,734   --       117,743,734
    Spain.....................     32,530,839    110,843,762   --       143,374,601
    Sweden....................      6,728,083    198,139,774   --       204,867,857
    Switzerland...............     72,598,940    354,252,700   --       426,851,640
    United Kingdom............    494,390,977    857,592,659   --     1,351,983,636
    United States.............        506,366             --   --           506,366
Preferred Stocks
    Germany...................             --      3,716,814   --         3,716,814
    United Kingdom............             --          1,214   --             1,214
Rights/Warrants
    Australia.................             --        323,953   --           323,953
    Belgium...................             --            704   --               704
    Canada....................             24            579   --               603
    Hong Kong.................             --        283,649   --           283,649
    Italy.....................             --          3,518   --             3,518
    Singapore.................             --         26,839   --            26,839
Securities Lending Collateral.             --    772,381,398   --       772,381,398
                               -------------- --------------   --    --------------
TOTAL......................... $1,661,691,726 $5,570,158,876   --    $7,231,850,602
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                   Value+
                                                               --------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company............................. $2,138,832,833
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.........................  1,433,515,437
   Investment in The Japanese Small Company Series of The
     DFA Investment Trust Company.............................  1,392,642,047
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.........................    765,581,971
   Investment in The Canadian Small Company Series of The
     DFA Investment Trust Company.............................    689,084,996
                                                               --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $6,321,775,249)................................  6,419,657,284
                                                               --------------
       TOTAL INVESTMENTS--(100.0%) (Cost $6,321,775,249)...... $6,419,657,284
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $6,419,657,284   --      --    $6,419,657,284
                                  --------------   --      --    --------------
TOTAL............................ $6,419,657,284   --      --    $6,419,657,284
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2012

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                  Value+
                                                               ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Japanese Small Company Series of The
      DFA Investment Trust Company............................ $294,087,384
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $363,670,987)................................. $294,087,384
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                  Value+
                                                               ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company........................ $238,281,823
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $225,784,642)................................. $238,281,823
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2012

                    UNITED KINDGOM SMALL COMPANY PORTFOLIO

                                                                      Value+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company......................................... $31,322,321
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $24,146,735)............................................ $31,322,321
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                      Value+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company........................................ $106,352,698
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $108,971,167).......................................... $106,352,698
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (91.3%)
 AUSTRALIA -- (24.5%)
     CFS Retail Property Trust Group... 10,743,924 $ 21,769,204       1.4%
    #Commonwealth Property Office Fund. 12,593,964   14,099,725       0.9%
     Dexus Property Group.............. 25,577,769   26,105,656       1.7%
     Goodman Group.....................  8,720,577   40,033,772       2.6%
     GPT Group.........................  9,010,486   33,274,608       2.2%
     Investa Office Fund...............  3,287,999   10,135,818       0.7%
     Stockland Trust Group............. 11,954,193   42,891,997       2.8%
     Westfield Group................... 12,039,316  133,084,688       8.7%
     Westfield Retail Trust............ 15,744,367   50,556,567       3.3%
     Other Securities..................              37,139,928       2.4%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             409,091,963      26.7%
                                                   ------------      ----
 BELGIUM -- (1.2%)
     Cofinimmo SA......................     78,243    8,895,299       0.6%
     Other Securities..................              11,918,425       0.8%
                                                   ------------      ----
 TOTAL BELGIUM.........................              20,813,724       1.4%
                                                   ------------      ----
 CANADA -- (7.2%)
    #Boardwalk REIT....................    129,784    8,351,657       0.5%
    #Calloway REIT.....................    296,195    8,585,577       0.6%
    #Canadian REIT.....................    191,445    7,981,747       0.5%
    #Cominar REIT......................    332,264    7,934,414       0.5%
    #Dundee REIT.......................    260,863    9,572,595       0.6%
    #H&R REIT..........................    633,619   15,308,362       1.0%
    #RioCan REIT.......................    826,910   22,553,220       1.5%
     Other Securities..................              39,624,002       2.6%
                                                   ------------      ----
 TOTAL CANADA..........................             119,911,574       7.8%
                                                   ------------      ----
 CHINA -- (0.1%)
     Other Securities..................               1,652,960       0.1%
                                                   ------------      ----
 FRANCE -- (10.9%)
     Fonciere des Regions SA...........    163,879   13,190,201       0.9%
     Gecina SA.........................    119,620   13,269,206       0.9%
    #ICADE SA..........................    121,792   10,961,372       0.7%
     Klepierre SA......................    601,899   22,326,321       1.4%
     Unibail-Rodamco SE................    472,896  106,512,511       6.9%
     Other Securities..................              15,122,081       1.0%
                                                   ------------      ----
 TOTAL FRANCE..........................             181,381,692      11.8%
                                                   ------------      ----
 GERMANY -- (0.3%)
     Other Securities..................               5,567,788       0.4%
                                                   ------------      ----
 GREECE -- (0.0%)
     Other Securities..................                 361,217       0.0%
                                                   ------------      ----
 HONG KONG -- (4.6%)
    #Link REIT (The)................... 12,861,583   63,830,861       4.2%
     Other Securities..................              12,141,084       0.8%
                                                   ------------      ----
 TOTAL HONG KONG.......................              75,971,945       5.0%
                                                   ------------      ----
 ISRAEL -- (0.0%)
     Other Securities..................                 757,218       0.1%
                                                   ------------      ----
 ITALY -- (0.2%)
     Other Securities..................               3,398,844       0.2%
                                                   ------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
JAPAN -- (15.2%)
    Advance Residence Investment Corp..      6,285 $ 13,627,451       0.9%
   #Frontier Real Estate Investment
     Corp..............................      1,211   10,702,727       0.7%
    Japan Logistics Fund, Inc..........        813    7,428,117       0.5%
    Japan Prime Realty Investment
      Corp.............................      4,465   13,456,668       0.9%
    Japan Real Estate Investment Corp..      3,170   31,742,207       2.1%
    Japan Retail Fund Investment Corp..     10,863   19,804,181       1.3%
    MORI TRUST Sogo REIT, Inc..........        967    8,852,471       0.6%
    Nippon Accommodations Fund, Inc....      1,021    7,254,453       0.5%
   #Nippon Building Fund, Inc..........      3,534   37,966,559       2.5%
   #Nomura Real Estate Office Fund,
     Inc...............................      1,574    9,902,152       0.6%
   #ORIX JREIT, Inc....................      1,594    7,761,405       0.5%
   #United Urban Investment Corp.......     12,105   14,554,764       0.9%
    Other Securities...................              70,803,716       4.6%
                                                   ------------      ----
TOTAL JAPAN............................             253,856,871      16.6%
                                                   ------------      ----
MALAYSIA -- (0.3%)
    Other Securities...................               4,702,302       0.3%
                                                   ------------      ----
MEXICO -- (0.1%)
    Other Securities...................               1,768,355       0.1%
                                                   ------------      ----
NETHERLANDS -- (2.4%)
    Corio NV...........................    369,283   16,450,697       1.1%
   #Eurocommercial Properties NV.......    214,239    8,401,590       0.6%
    Other Securities...................              14,403,814       0.9%
                                                   ------------      ----
TOTAL NETHERLANDS......................              39,256,101       2.6%
                                                   ------------      ----
NEW ZEALAND -- (0.6%)
    Other Securities...................              10,717,769       0.7%
                                                   ------------      ----
SINGAPORE -- (8.1%)
    Ascendas REIT...................... 10,362,000   19,992,929       1.3%
   #CapitaCommercial Trust............. 10,793,000   13,847,973       0.9%
    CapitaMall Trust................... 12,717,300   21,881,382       1.4%
    CDL Hospitality Trusts.............  4,451,000    7,058,939       0.5%
    Suntec REIT........................ 10,956,000   14,390,048       0.9%
    Other Securities...................              57,469,214       3.8%
                                                   ------------      ----
TOTAL SINGAPORE........................             134,640,485       8.8%
                                                   ------------      ----
SOUTH AFRICA -- (1.3%)
    Other Securities...................              21,317,137       1.4%
                                                   ------------      ----
TAIWAN -- (0.6%)
    Other Securities...................               9,314,322       0.6%
                                                   ------------      ----
TURKEY -- (0.7%)
    Other Securities...................              10,969,854       0.7%
                                                   ------------      ----
UNITED KINGDOM -- (13.0%)
    British Land Co. P.L.C.............  4,755,450   40,619,859       2.6%
    Capital Shopping Centres Group
      P.L.C............................  3,132,277   16,860,712       1.1%
    Derwent London P.L.C...............    491,732   16,363,554       1.1%
    Great Portland Estates P.L.C.......  1,676,684   12,661,329       0.8%
    Hammerson P.L.C....................  3,924,681   29,928,470       1.9%
    Land Securities Group P.L.C........  4,331,787   56,292,926       3.7%
    Segro P.L.C........................  3,971,466   15,227,757       1.0%
    Shaftesbury P.L.C..................  1,317,725   11,669,264       0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Other Securities.........................................................             $   16,948,860        1.1%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................                216,572,731       14.1%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              1,522,024,852       99.4%
                                                                                          --------------      -----

RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
    Other Securities.........................................................                         --        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund...........................................  12,445,981    144,000,000        9.4%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $226,983) to be repurchased at $222,534................................. $       223        222,532        0.0%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                144,222,532        9.4%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,504,164,154)                                                                   $1,666,247,384      108.8%
                                                                                          ==============      =====

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                               Level 1       Level 2     Level 3     Total
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................           -- $  409,091,963   --    $  409,091,963
   Belgium..................           --     20,813,724   --        20,813,724
   Canada................... $119,911,574             --   --       119,911,574
   China....................           --      1,652,960   --         1,652,960
   France...................           --    181,381,692   --       181,381,692
   Germany..................           --      5,567,788   --         5,567,788
   Greece...................           --        361,217   --           361,217
   Hong Kong................           --     75,971,945   --        75,971,945
   Israel...................           --        757,218   --           757,218
   Italy....................           --      3,398,844   --         3,398,844
   Japan....................           --    253,856,871   --       253,856,871
   Malaysia.................           --      4,702,302   --         4,702,302
   Mexico...................    1,768,355             --   --         1,768,355
   Netherlands..............           --     39,256,101   --        39,256,101
   New Zealand..............           --     10,717,769   --        10,717,769
   Singapore................           --    134,640,485   --       134,640,485
   South Africa.............           --     21,317,137   --        21,317,137
   Taiwan...................           --      9,314,322   --         9,314,322
   Turkey...................           --     10,969,854   --        10,969,854
   United Kingdom...........           --    216,572,731   --       216,572,731
Rights/Warrants
   Netherlands..............           --             --   --                --
Securities Lending
  Collateral................           --    144,222,532   --       144,222,532
                             ------------ --------------   --    --------------
TOTAL....................... $121,679,929 $1,544,567,455   --    $1,666,247,384
                             ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                        Shares       Value+
                                                      ---------- --------------
 AFFILIATED INVESTMENT COMPANIES -- (99.8%)
 Investment in DFA Real Estate Securities Portfolio
   of DFA Investment Dimensions Group Inc............ 30,118,595 $  777,963,309
 Investment in DFA International Real Estate
   Securities Portfolio of DFA Investment Dimensions
   Group Inc......................................... 93,734,436    531,474,252
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $1,003,592,208)..........................             1,309,437,561
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds TempCash
      Portfolio-Institutional Shares
      (Cost $2,168,186)..............................  2,168,186      2,168,186
                                                                 --------------
    TOTAL INVESTMENTS - (100.0%)
      (Cost $1,005,760,394)..........................            $1,311,605,747
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,309,437,561   --      --    $1,309,437,561
Temporary Cash Investments.......      2,168,186   --      --         2,168,186
                                  --------------   --      --    --------------
TOTAL............................ $1,311,605,747   --      --    $1,311,605,747
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (90.8%)
 AUSTRALIA -- (6.0%)
     Beach Energy, Ltd................. 23,727,789 $ 33,888,804       0.4%
    #Primary Health Care, Ltd.......... 10,254,873   41,363,668       0.5%
     Other Securities..................             466,530,438       5.6%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             541,782,910       6.5%
                                                   ------------      ----
 AUSTRIA -- (0.6%)
     Other Securities..................              56,347,784       0.7%
                                                   ------------      ----
 BELGIUM -- (0.8%)
     Other Securities..................              72,506,984       0.9%
                                                   ------------      ----
 CANADA -- (10.1%)
     Aimia, Inc........................  2,476,260   37,091,214       0.4%
    *Canfor Corp.......................  2,464,506   35,138,489       0.4%
    *Celestica, Inc....................  4,577,603   33,229,158       0.4%
     Dorel Industries, Inc. Class B....    842,000   30,105,452       0.4%
     HudBay Minerals, Inc..............  4,193,216   38,919,762       0.5%
     Laurentian Bank of Canada.........    707,853   31,503,445       0.4%
    *Petrobank Energy & Resources, Ltd.  2,532,239   34,785,801       0.4%
    #RONA, Inc.........................  3,166,544   32,529,403       0.4%
     Sherritt International Corp.......  7,300,339   31,576,936       0.4%
     West Fraser Timber Co., Ltd.......    659,979   39,972,095       0.5%
     Other Securities..................             571,595,590       6.9%
                                                   ------------      ----
 TOTAL CANADA..........................             916,447,345      11.1%
                                                   ------------      ----
 CHINA -- (0.0%)
     Other Securities..................               1,206,022       0.0%
                                                   ------------      ----
 DENMARK -- (0.7%)
     Other Securities..................              63,681,901       0.8%
                                                   ------------      ----
 FINLAND -- (2.3%)
     Huhtamaki Oyj.....................  1,928,287   32,602,927       0.4%
     Pohjola Bank P.L.C. Series A......  2,683,574   36,607,681       0.4%
     Other Securities..................             138,899,487       1.7%
                                                   ------------      ----
 TOTAL FINLAND.........................             208,110,095       2.5%
                                                   ------------      ----
 FRANCE -- (3.2%)
   #*Air France-KLM....................  3,419,028   28,582,611       0.3%
     Other Securities..................             261,020,712       3.2%
                                                   ------------      ----
 TOTAL FRANCE..........................             289,603,323       3.5%
                                                   ------------      ----
 GERMANY -- (4.7%)
     Aurubis AG........................  1,045,010   66,156,167       0.8%
     Bilfinger SE......................    632,428   61,972,830       0.7%
    *TUI AG............................  3,349,736   31,432,430       0.4%
     Other Securities..................             261,661,479       3.2%
                                                   ------------      ----
 TOTAL GERMANY.........................             421,222,906       5.1%
                                                   ------------      ----
 GREECE -- (0.3%)
     Other Securities..................              25,879,481       0.3%
                                                   ------------      ----
 HONG KONG -- (2.2%)
     Other Securities..................             197,647,279       2.4%
                                                   ------------      ----
 IRELAND -- (0.3%)
     Other Securities..................              31,232,143       0.4%
                                                   ------------      ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                     ---------- -------------- ---------------
 ISRAEL -- (0.7%)
     Other Securities...............            $   60,934,821       0.7%
                                                --------------      ----
 ITALY -- (2.4%)
   #*Banca Popolare di Milano Scarl. 77,876,899     42,915,156       0.5%
    *Banco Popolare Scarl........... 21,502,306     34,312,780       0.4%
     Other Securities...............               141,814,742       1.7%
                                                --------------      ----
 TOTAL ITALY........................               219,042,678       2.6%
                                                --------------      ----
 JAPAN -- (21.9%)
   #*Kawasaki Kisen Kaisha, Ltd..... 23,941,194     30,346,936       0.4%
     Other Securities...............             1,952,345,297      23.6%
                                                --------------      ----
 TOTAL JAPAN........................             1,982,692,233      24.0%
                                                --------------      ----
 NETHERLANDS -- (1.6%)
     Other Securities...............               142,141,244       1.7%
                                                --------------      ----
 NEW ZEALAND -- (0.5%)
     Other Securities...............                48,105,315       0.6%
                                                --------------      ----
 NORWAY -- (0.9%)
     Other Securities...............                85,774,467       1.0%
                                                --------------      ----
 PORTUGAL -- (0.3%)
     Other Securities...............                25,197,899       0.3%
                                                --------------      ----
 SINGAPORE -- (1.6%)
     Other Securities...............               145,005,915       1.8%
                                                --------------      ----
 SPAIN -- (1.4%)
     Other Securities...............               123,849,404       1.5%
                                                --------------      ----
 SWEDEN -- (3.2%)
    #Holmen AB Series B.............  1,366,890     40,281,534       0.5%
    #SSAB AB Series A...............  4,143,538     29,683,346       0.4%
     Trelleborg AB Series B.........  6,786,568     73,951,693       0.9%
     Other Securities...............               143,316,503       1.7%
                                                --------------      ----
 TOTAL SWEDEN.......................               287,233,076       3.5%
                                                --------------      ----
 SWITZERLAND -- (4.5%)
     Clariant AG....................  3,169,797     33,967,506       0.4%
     Helvetia Holding AG............    120,995     42,486,842       0.5%
     Swiss Life Holding AG..........    359,888     45,449,220       0.6%
     Other Securities...............               281,835,343       3.4%
                                                --------------      ----
 TOTAL SWITZERLAND..................               403,738,911       4.9%
                                                --------------      ----
 UNITED KINGDOM -- (20.6%)
     Amlin P.L.C.................... 11,024,189     66,456,858       0.8%
     Ashtead Group P.L.C............ 11,493,515     69,436,081       0.8%
    *Barratt Developments P.L.C..... 23,445,340     71,872,107       0.9%
     Beazley P.L.C.................. 12,444,027     35,581,616       0.4%
     Bellway P.L.C..................  3,448,205     56,365,789       0.7%
     Bodycote P.L.C.................  5,217,256     31,855,295       0.4%
     Bovis Homes Group P.L.C........  3,849,825     31,868,846       0.4%
     Catlin Group, Ltd..............  9,072,341     69,139,681       0.8%
     Cookson Group P.L.C............  5,906,182     55,795,091       0.7%
     DS Smith P.L.C................. 15,587,156     53,814,171       0.6%
     easyJet P.L.C..................  4,026,670     40,693,610       0.5%
     Greene King P.L.C..............  4,908,532     47,094,844       0.6%
     Hiscox, Ltd.................... 10,790,586     83,204,571       1.0%
    #Home Retail Group P.L.C........ 17,301,308     31,941,500       0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                        Percentage
                                                                             Shares       Value++     of Net Assets**
                                                                           ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Inchcape P.L.C........................................................   8,776,728 $   57,079,395        0.7%
    Meggitt P.L.C.........................................................   5,167,155     32,228,095        0.4%
    Millennium & Copthorne Hotels P.L.C...................................   4,813,561     39,060,619        0.5%
   *Mitchells & Butlers P.L.C.............................................   5,754,583     30,449,225        0.4%
    Mondi P.L.C...........................................................   7,958,099     87,726,124        1.1%
    Persimmon P.L.C.......................................................   7,739,467     99,583,151        1.2%
    Taylor Wimpey P.L.C...................................................  75,991,308     75,107,713        0.9%
   *Travis Perkins P.L.C..................................................   5,306,411     92,729,589        1.1%
    TUI Travel P.L.C......................................................   7,207,549     29,243,367        0.3%
    Other Securities......................................................                571,968,649        6.9%
                                                                                       --------------      -----
TOTAL UNITED KINGDOM......................................................              1,860,295,987       22.5%
                                                                                       --------------      -----
UNITED STATES -- (0.0%)
    Other Securities......................................................                     54,586        0.0%
                                                                                       --------------      -----
TOTAL COMMON STOCKS.......................................................              8,209,734,709       99.3%
                                                                                       --------------      -----
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
    Other Securities......................................................                        144        0.0%
                                                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
    Other Securities......................................................                      4,064        0.0%
                                                                                       --------------      -----
CANADA -- (0.0%)
    Other Securities......................................................                     11,269        0.0%
                                                                                       --------------      -----
SWITZERLAND -- (0.0%)
    Other Securities......................................................                      1,358        0.0%
                                                                                       --------------      -----
UNITED KINGDOM -- (0.0%)
    Other Securities......................................................                         --        0.0%
                                                                                       --------------      -----
TOTAL RIGHTS/WARRANTS.....................................................                     16,691        0.0%
                                                                                       --------------      -----

                                                                             Shares/
                                                                              Face
                                                                             Amount
                                                                              (000)       Value+
                                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund........................................  71,305,099    825,000,000       10.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued
     at $4,362,140) to be repurchased at $4,276,650....................... $     4,277      4,276,608        0.0%
                                                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                829,276,608       10.0%
                                                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $9,743,525,659)..................................................             $9,039,028,152      109.3%
                                                                                       ==============      =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
    Australia.................           -- $  541,782,910   --    $  541,782,910
    Austria...................           --     56,347,784   --        56,347,784
    Belgium...................           --     72,506,984   --        72,506,984
    Canada.................... $913,493,326      2,954,019   --       916,447,345
    China.....................    1,179,614         26,408   --         1,206,022
    Denmark...................           --     63,681,901   --        63,681,901
    Finland...................           --    208,110,095   --       208,110,095
    France....................           --    289,603,323   --       289,603,323
    Germany...................           --    421,222,906   --       421,222,906
    Greece....................           --     25,879,481   --        25,879,481
    Hong Kong.................           --    197,647,279   --       197,647,279
    Ireland...................           --     31,232,143   --        31,232,143
    Israel....................           --     60,934,821   --        60,934,821
    Italy.....................           --    219,042,678   --       219,042,678
    Japan.....................           --  1,982,692,233   --     1,982,692,233
    Netherlands...............           --    142,141,244   --       142,141,244
    New Zealand...............           --     48,105,315   --        48,105,315
    Norway....................           --     85,774,467   --        85,774,467
    Portugal..................           --     25,197,899   --        25,197,899
    Singapore.................           --    145,005,915   --       145,005,915
    Spain.....................           --    123,849,404   --       123,849,404
    Sweden....................           --    287,233,076   --       287,233,076
    Switzerland...............           --    403,738,911   --       403,738,911
    United Kingdom............           --  1,860,295,987   --     1,860,295,987
    United States.............       54,586             --   --            54,586
Preferred Stocks
    United Kingdom............           --            144   --               144
Rights/Warrants
    Belgium...................           --          4,064   --             4,064
    Canada....................       11,269             --   --            11,269
    Switzerland...............           --          1,358   --             1,358
    United Kingdom............           --             --   --                --
Securities Lending Collateral.           --    829,276,608   --       829,276,608
                               ------------ --------------   --    --------------
TOTAL......................... $914,738,795 $8,124,289,357   --    $9,039,028,152
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------- ----------- ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.0%)
   #National Australia Bank, Ltd...........  74,261 $ 1,984,617       0.4%
    Origin Energy, Ltd.....................  95,401   1,122,983       0.2%
    Santos, Ltd............................  83,616     996,972       0.2%
    Suncorp Group, Ltd..................... 115,486   1,124,902       0.2%
    Other Securities.......................          32,237,270       5.7%
                                                    -----------      ----
TOTAL AUSTRALIA............................          37,466,744       6.7%
                                                    -----------      ----
AUSTRIA -- (0.5%)
    Other Securities.......................           3,337,563       0.6%
                                                    -----------      ----
BELGIUM -- (1.0%)
    Ageas..................................  44,668   1,138,805       0.2%
    Other Securities.......................           4,967,517       0.9%
                                                    -----------      ----
TOTAL BELGIUM..............................           6,106,322       1.1%
                                                    -----------      ----
CANADA -- (9.7%)
    Suncor Energy, Inc.....................  36,072   1,210,647       0.2%
   #Toronto Dominion Bank..................  21,129   1,718,457       0.3%
   #Yamana Gold, Inc.......................  58,105   1,173,445       0.2%
    Other Securities.......................          56,113,132      10.0%
                                                    -----------      ----
TOTAL CANADA...............................          60,215,681      10.7%
                                                    -----------      ----
CHINA -- (0.0%)
    Other Securities.......................               9,445       0.0%
                                                    -----------      ----
DENMARK -- (1.0%)
    Other Securities.......................           6,326,334       1.1%
                                                    -----------      ----
FINLAND -- (1.6%)
    Other Securities.......................           9,612,354       1.7%
                                                    -----------      ----
FRANCE -- (5.8%)
    BNP Paribas SA.........................  27,532   1,397,432       0.3%
    Cie de Saint-Gobain SA.................  29,285   1,031,567       0.2%
    Cie Generale des Etablissements
      Michelin SA Series B.................  15,059   1,298,153       0.2%
    Lafarge SA.............................  19,443   1,139,926       0.2%
    Sanofi SA..............................  19,474   1,710,343       0.3%
   *Societe Generale SA....................  59,410   1,894,701       0.3%
    Vivendi SA.............................  53,400   1,094,244       0.2%
    Other Securities.......................          26,420,563       4.7%
                                                    -----------      ----
TOTAL FRANCE...............................          35,986,929       6.4%
                                                    -----------      ----
GERMANY -- (5.0%)
    Allianz SE.............................  10,175   1,263,987       0.2%
    Daimler AG.............................  25,279   1,184,185       0.2%
    Deutsche Bank AG.......................  29,192   1,334,366       0.3%
    E.ON AG................................  43,404     988,091       0.2%
    Other Securities.......................          25,926,059       4.6%
                                                    -----------      ----
TOTAL GERMANY..............................          30,696,688       5.5%
                                                    -----------      ----
GREECE -- (0.4%)
    Other Securities.......................           2,732,129       0.5%
                                                    -----------      ----
HONG KONG -- (2.3%)
    Other Securities.......................          14,445,977       2.6%
                                                    -----------      ----

International Vector Equity Portfolio
continued

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------- ------------ ---------------
IRELAND -- (0.7%)
    CRH P.L.C. Sponsored ADR..............  59,771 $  1,114,729       0.2%
    Other Securities......................            3,376,092       0.6%
                                                   ------------      ----
TOTAL IRELAND.............................            4,490,821       0.8%
                                                   ------------      ----
ISRAEL -- (0.5%)
    Other Securities......................            3,233,372       0.6%
                                                   ------------      ----
ITALY -- (2.3%)
    Other Securities......................           14,048,924       2.5%
                                                   ------------      ----
JAPAN -- (18.2%)
    Mitsubishi UFJ Financial Group, Inc... 282,300    1,277,116       0.2%
    Sumitomo Mitsui Financial Group, Inc..  33,941    1,037,135       0.2%
    Other Securities......................          110,841,534      19.8%
                                                   ------------      ----
TOTAL JAPAN...............................          113,155,785      20.2%
                                                   ------------      ----
NETHERLANDS -- (2.3%)
    Akzo Nobel NV.........................  23,201    1,262,780       0.2%
    Philips Electronics NV ADR............  42,109    1,056,094       0.2%
    Other Securities......................           11,792,538       2.1%
                                                   ------------      ----
TOTAL NETHERLANDS.........................           14,111,412       2.5%
                                                   ------------      ----
NEW ZEALAND -- (0.3%)
    Other Securities......................            1,976,473       0.3%
                                                   ------------      ----
NORWAY -- (1.2%)
    Other Securities......................            7,415,222       1.3%
                                                   ------------      ----
PORTUGAL -- (0.4%)
    Other Securities......................            2,368,245       0.4%
                                                   ------------      ----
SINGAPORE -- (1.6%)
    Other Securities......................           10,014,737       1.8%
                                                   ------------      ----
SPAIN -- (1.8%)
    Banco Santander SA.................... 219,822    1,655,078       0.3%
    Other Securities......................            9,313,492       1.6%
                                                   ------------      ----
TOTAL SPAIN...............................           10,968,570       1.9%
                                                   ------------      ----
SWEDEN -- (3.0%)
    Skandinaviska Enskilda Banken AB
      Series A............................ 137,821    1,143,610       0.2%
    Svenska Cellulosa AB Series B.........  56,655    1,104,558       0.2%
    Other Securities......................           16,083,002       2.9%
                                                   ------------      ----
TOTAL SWEDEN..............................           18,331,170       3.3%
                                                   ------------      ----
SWITZERLAND -- (5.9%)
    Credit Suisse Group AG................  76,065    1,768,919       0.3%
    Holcim, Ltd...........................  24,022    1,639,411       0.3%
    Nestle SA.............................  29,483    1,871,824       0.3%
    Novartis AG ADR.......................  25,578    1,546,446       0.3%
    Swiss Re, Ltd.........................  35,621    2,464,879       0.4%
    Zurich Insurance Group AG.............  14,816    3,652,436       0.7%
    Other Securities......................           23,312,139       4.2%
                                                   ------------      ----
TOTAL SWITZERLAND.........................           36,256,054       6.5%
                                                   ------------      ----
UNITED KINGDOM -- (18.5%)
    Anglo American P.L.C..................  60,914    1,877,034       0.4%
    Aviva P.L.C........................... 209,754    1,123,324       0.2%
    BP P.L.C. Sponsored ADR...............  80,492    3,452,302       0.6%
   #HSBC Holdings P.L.C. Sponsored ADR.... 102,908    5,079,539       0.9%

International Vector Equity Portfolio
continued

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
 UNITED KINGDOM -- (Continued)
     Kingfisher P.L.C...................   232,192 $  1,087,134       0.2%
     Legal & General Group P.L.C........   594,171    1,288,008       0.2%
    *Lloyds Banking Group P.L.C......... 1,911,509    1,258,744       0.2%
     Old Mutual P.L.C...................   465,474    1,295,638       0.2%
     Persimmon P.L.C....................    79,548    1,023,538       0.2%
     Rexam P.L.C........................   142,831    1,031,333       0.2%
     Royal Dutch Shell P.L.C. ADR.......    88,550    6,254,286       1.1%
     RSA Insurance Group P.L.C..........   685,426    1,244,158       0.2%
     Standard Chartered P.L.C...........    70,024    1,657,940       0.3%
     Standard Life P.L.C................   253,612    1,197,519       0.2%
    *Travis Perkins P.L.C...............    58,572    1,023,546       0.2%
     Vodafone Group P.L.C. Sponsored
       ADR..............................   165,738    4,511,388       0.8%
     Xstrata P.L.C......................    77,287    1,224,342       0.2%
     Other Securities...................             79,334,974      14.2%
                                                   ------------      ----
 TOTAL UNITED KINGDOM...................            114,964,747      20.5%
                                                   ------------      ----
 UNITED STATES -- (0.0%)
     Other Securities...................                106,770       0.0%
                                                   ------------      ----
 TOTAL COMMON STOCKS....................            558,378,468      99.5%
                                                   ------------      ----
 PREFERRED STOCKS -- (0.0%)
 GERMANY -- (0.0%)
     Other Securities...................                134,707       0.0%
                                                   ------------      ----
 UNITED KINGDOM -- (0.0%)
     Other Securities...................                    194       0.0%
                                                   ------------      ----
 TOTAL PREFERRED STOCKS.................                134,901       0.0%
                                                   ------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
     Other Securities...................                  9,318       0.0%
                                                   ------------      ----
 BELGIUM -- (0.0%)
     Other Securities...................                     55       0.0%
                                                   ------------      ----
 CANADA -- (0.0%)
     Other Securities...................                    429       0.0%
                                                   ------------      ----
 HONG KONG -- (0.0%)
     Other Securities...................                 35,355       0.0%
                                                   ------------      ----
 SINGAPORE -- (0.0%)
     Other Securities...................                     79       0.0%
                                                   ------------      ----
 SPAIN -- (0.0%)
     Other Securities...................                      2       0.0%
                                                   ------------      ----
 TOTAL RIGHTS/WARRANTS..................                 45,238       0.0%
                                                   ------------      ----

International Vector Equity Portfolio
continued

                                         Shares/
                                          Face
                                         Amount                   Percentage
                                          (000)       Value+    of Net Assets**
                                        ---------- ------------ ---------------
 SECURITIES LENDING
    COLLATERAL -- (10.0%)
 (S)@DFA Short Term Investment Fund....  5,272,256 $ 61,000,000       10.9%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.35%,
      11/01/12 (Collateralized by FNMA
      4.000%, 05/01/42 & 5.000%,
      01/01/39, valued at $641,192) to
      be repurchased at $628,626....... $      629      628,620        0.1%
                                                   ------------      -----
 TOTAL SECURITIES LENDING COLLATERAL...              61,628,620       11.0%
                                                   ------------      -----
 TOTAL INVESTMENTS -- (100.0%)
     (Cost $570,633,453)...............            $620,187,227      110.5%
                                                   ============      =====

International Vector Equity Portfolio
continued

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ----------------------------------------------
                                   Level 1      Level 2    Level 3    Total
                                 ------------ ------------ ------- ------------
 Common Stocks
     Australia.................. $    977,867 $ 36,488,877   --    $ 37,466,744
     Austria....................           --    3,337,563   --       3,337,563
     Belgium....................      607,575    5,498,747   --       6,106,322
     Canada.....................   60,168,932       46,749   --      60,215,681
     China......................        9,445           --   --           9,445
     Denmark....................           --    6,326,334   --       6,326,334
     Finland....................           --    9,612,354   --       9,612,354
     France.....................    1,756,577   34,230,352   --      35,986,929
     Germany....................    2,705,981   27,990,707   --      30,696,688
     Greece.....................       70,609    2,661,520   --       2,732,129
     Hong Kong..................       13,609   14,432,368   --      14,445,977
     Ireland....................    1,229,633    3,261,188   --       4,490,821
     Israel.....................      650,715    2,582,657   --       3,233,372
     Italy......................      888,414   13,160,510   --      14,048,924
     Japan......................    2,560,476  110,595,309   --     113,155,785
     Netherlands................    2,657,512   11,453,900   --      14,111,412
     New Zealand................        6,348    1,970,125   --       1,976,473
     Norway.....................      429,266    6,985,956   --       7,415,222
     Portugal...................           --    2,368,245   --       2,368,245
     Singapore..................           --   10,014,737   --      10,014,737
     Spain......................      938,456   10,030,114   --      10,968,570
     Sweden.....................        8,001   18,323,169   --      18,331,170
     Switzerland................    2,574,386   33,681,668   --      36,256,054
     United Kingdom.............   23,297,193   91,667,554   --     114,964,747
     United States..............      106,770           --   --         106,770
 Preferred Stocks
     Germany....................           --      134,707   --         134,707
     United Kingdom.............           --          194   --             194
 Rights/Warrants
     Australia..................           --        9,318   --           9,318
     Belgium....................           --           55   --              55
     Canada.....................           --          429   --             429
     Hong Kong..................           --       35,355   --          35,355
     Singapore..................           --           79   --              79
     Spain......................           --            2   --               2
 Securities Lending Collateral..           --   61,628,620   --      61,628,620
                                 ------------ ------------   --    ------------
 TOTAL.......................... $101,657,765 $518,529,462   --    $620,187,227
                                 ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares    Value+
                                                            ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The DFA International Value Series of The
   DFA Investment Trust Company............................         $38,734,717
 Investment in Dimensional Emerging Markets Value Fund.....          13,726,335
 Investment in DFA International Small Cap Value Portfolio
   of DFA Investment Dimensions Group Inc.................. 310,246   4,703,329
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...
       (Cost $55,252,245)..................................          57,164,381
                                                                    -----------
    TOTAL INVESTMENTS - (100.0%) (Cost $55,252,245)........         $57,164,381
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investment in Securities (Market Value)
                                        ---------------------------------------
                                          Level 1   Level 2 Level 3    Total
                                        ----------- ------- ------- -----------
Affiliated Investment Companies........ $57,164,381   --      --    $57,164,381
                                        -----------   --      --    -----------
TOTAL.................................. $57,164,381   --      --    $57,164,381
                                        ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares     Value+
                                                          --------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc....................... 1,192,388 $14,296,732
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc................... 1,281,391  12,942,049
 Investment in Emerging Markets Core Equity Portfolio
   of DFA Investment Dimensions Group Inc................   344,969   6,554,411
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.
       (Cost $31,236,380)................................            33,793,192
                                                                    -----------
    TOTAL INVESTMENTS - (100.0%) (Cost $31,236,380)......           $33,793,192
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investment in Securities (Market Value)
                                    ------------------------------------------
                                      Level 1     Level 2  Level 3    Total
                                    -----------  --------  ------- -----------
Affiliated Investment Companies.... $33,793,192        --    --    $33,793,192
Futures Contracts**................     (16,806)       --    --        (16,806)
Forward Currency Contracts**.......          --  $(93,551)   --        (93,551)
                                    -----------  --------    --    -----------
TOTAL.............................. $33,776,386  $(93,551)   --    $33,682,835
                                    ===========  ========    ==    ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2012

                          EMERGING MARKETS PORTFOLIO

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Series of The DFA
   Investment Trust Company                                      $2,798,256,019
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,809,909,754).................................... $2,798,256,019
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company                                      $2,908,908,848
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $2,600,422,931).................................... $2,908,908,848
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                    Value+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.......... $16,695,104,614
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $16,996,486,055)................................... $16,695,104,614
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                       Shares       Value++     of Net Assets**
                                     ----------- -------------- ---------------
COMMON STOCKS -- (86.6%)
BRAZIL -- (7.0%)
    BM&F Bovespa SA.................   5,809,489 $   37,184,391       0.4%
   #BRF - Brasil Foods SA ADR.......   1,233,685     22,601,109       0.3%
    Petroleo Brasileiro SA ADR......   2,638,489     55,962,352       0.7%
   #Vale SA Sponsored ADR...........   2,488,228     45,584,337       0.5%
    Other Securities................                490,376,075       5.7%
                                                 --------------      ----
TOTAL BRAZIL........................                651,708,264       7.6%
                                                 --------------      ----
CHILE -- (1.6%)
    Other Securities................                151,612,738       1.8%
                                                 --------------      ----
CHINA -- (14.5%)
   #Bank of China, Ltd. Series H.... 121,384,702     49,729,165       0.6%
    China Construction Bank Corp.
      Series H...................... 118,060,302     88,657,365       1.0%
    China Mobile, Ltd. Sponsored
      ADR...........................   1,358,381     75,240,724       0.9%
   #China Overseas Land &
     Investment, Ltd................   7,618,033     19,933,917       0.2%
   #CNOOC, Ltd. ADR.................     148,376     30,498,687       0.4%
    Industrial & Commercial Bank
      of China, Ltd. Series H....... 106,553,725     70,165,553       0.8%
    PetroChina Co., Ltd. ADR........     229,733     31,188,552       0.4%
    Tencent Holdings, Ltd...........     891,100     31,412,605       0.4%
    Other Securities................                949,222,141      11.0%
                                                 --------------      ----
TOTAL CHINA.........................              1,346,048,709      15.7%
                                                 --------------      ----
COLOMBIA -- (0.4%)
    Other Securities................                 36,008,094       0.4%
                                                 --------------      ----
CZECH REPUBLIC -- (0.3%)
    Other Securities................                 30,187,968       0.4%
                                                 --------------      ----
EGYPT -- (0.1%)
    Other Securities................                  8,998,903       0.1%
                                                 --------------      ----
HONG KONG -- (0.0%)
    Other Securities................                    192,006       0.0%
                                                 --------------      ----
HUNGARY -- (0.3%)
    Other Securities................                 29,660,270       0.3%
                                                 --------------      ----
INDIA -- (7.2%)
    HDFC Bank, Ltd..................   2,006,196     23,457,072       0.3%
    ICICI Bank, Ltd. Sponsored ADR..     621,658     24,400,076       0.3%
    Reliance Industries, Ltd........   2,392,101     35,670,774       0.4%
    Other Securities................                583,933,535       6.8%
                                                 --------------      ----
TOTAL INDIA.........................                667,461,457       7.8%
                                                 --------------      ----
INDONESIA -- (3.2%)
    PT Astra International Tbk......  24,525,000     20,471,402       0.2%
    Other Securities................                280,675,429       3.3%
                                                 --------------      ----
TOTAL INDONESIA.....................                301,146,831       3.5%
                                                 --------------      ----
ISRAEL -- (0.0%)
    Other Securities................                    173,082       0.0%
                                                 --------------      ----
MALAYSIA -- (3.7%)
    CIMB Group Holdings Berhad......   9,582,014     23,947,028       0.3%
    Malayan Banking Berhad..........   7,173,412     21,220,701       0.2%
    Other Securities................                302,491,132       3.5%
                                                 --------------      ----
TOTAL MALAYSIA......................                347,658,861       4.0%
                                                 --------------      ----
emerging Markets Core Equity Portfolio
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                      ---------- -------------- ---------------
 MEXICO -- (4.8%)
     America Movil S.A.B. de C.V.
       Series L ADR..................  2,014,399 $   50,944,151       0.6%
    *Cemex S.A.B. de C.V. Sponsored
      ADR............................  4,063,800     36,736,750       0.4%
     Fomento Economico Mexicano
       S.A.B. de C.V. Sponsored ADR..    389,063     35,252,998       0.4%
     Grupo Financiero Banorte
       S.A.B. de C.V. Series O.......  5,703,705     31,711,450       0.4%
     Grupo Mexico S.A.B. de C.V.
       Series B......................  8,798,279     28,207,710       0.3%
     Grupo Televisa S.A.B.
       Sponsored ADR.................  1,088,606     24,602,496       0.3%
     Other Securities................               240,076,862       2.8%
                                                 --------------      ----
 TOTAL MEXICO........................               447,532,417       5.2%
                                                 --------------      ----
 PERU -- (0.2%)
     Other Securities................                19,890,435       0.2%
                                                 --------------      ----
 PHILIPPINES -- (1.4%)
     Other Securities................               130,096,026       1.5%
                                                 --------------      ----
 POLAND -- (1.4%)
     Other Securities................               129,480,253       1.5%
                                                 --------------      ----
 RUSSIA -- (3.0%)
     Gazprom OAO Sponsored ADR.......  9,932,249     91,227,647       1.1%
     Lukoil OAO Sponsored ADR........    897,216     54,450,535       0.6%
    *Sberbank of Russia Sponsored
      ADR............................  2,442,782     28,887,006       0.3%
     Other Securities................               102,212,726       1.2%
                                                 --------------      ----
 TOTAL RUSSIA........................               276,777,914       3.2%
                                                 --------------      ----
 SOUTH AFRICA -- (7.3%)
     AngloGold Ashanti, Ltd.
       Sponsored ADR.................    761,501     25,875,804       0.3%
    #Gold Fields, Ltd. Sponsored ADR.  2,326,039     29,098,748       0.3%
     Impala Platinum Holdings, Ltd...  1,417,592     25,549,952       0.3%
     MTN Group, Ltd..................  2,946,159     53,189,830       0.6%
     Naspers, Ltd. Series N..........    491,418     31,900,653       0.4%
     Sanlam, Ltd.....................  4,846,104     21,623,945       0.3%
    #Sasol, Ltd. Sponsored ADR.......    741,346     31,440,484       0.4%
     Standard Bank Group, Ltd........  2,134,913     26,362,364       0.3%
     Other Securities................               432,042,024       5.0%
                                                 --------------      ----
 TOTAL SOUTH AFRICA..................               677,083,804       7.9%
                                                 --------------      ----
 SOUTH KOREA -- (13.9%)
     Hana Financial Group, Inc.......    693,772     20,182,592       0.2%
     Hyundai Mobis...................     86,229     21,914,678       0.2%
     Hyundai Motor Co., Ltd..........    264,017     54,260,435       0.6%
    #LG Electronics, Inc.............    319,969     22,260,837       0.3%
    #POSCO ADR.......................    393,275     30,824,894       0.4%
     Samsung Electronics Co., Ltd....    143,153    171,788,982       2.0%
     Other Securities................               968,798,669      11.3%
                                                 --------------      ----
 TOTAL SOUTH KOREA...................             1,290,031,087      15.0%
                                                 --------------      ----
 TAIWAN -- (11.4%)
    #Hon Hai Precision Industry
      Co., Ltd....................... 15,725,476     47,680,234       0.6%
    #Taiwan Semiconductor
      Manufacturing Co., Ltd......... 27,191,652     82,854,588       1.0%
     Other Securities................               930,982,338      10.8%
                                                 --------------      ----
 TOTAL TAIWAN........................             1,061,517,160      12.4%
                                                 --------------      ----
 THAILAND -- (2.8%)
     Other Securities................               260,928,990       3.0%
                                                 --------------      ----
 TURKEY -- (2.1%)
     Turkiye Garanti Bankasi A.S.....  4,218,550     20,156,073       0.2%

emerging Markets Core Equity Portfolio
CONTINUED

                                                                   Percentage
                                         Shares      Value++     of Net Assets**
                                        --------- -------------- ---------------
TURKEY -- (Continued)
    Other Securities...................           $  170,155,837       2.0%
                                                  --------------      ----
TOTAL TURKEY...........................              190,311,910       2.2%
                                                  --------------      ----
TOTAL COMMON STOCKS....................            8,054,507,179      93.7%
                                                  --------------      ----
PREFERRED STOCKS -- (5.0%)
BRAZIL -- (4.9%)
    Banco Bradesco SA Sponsored ADR.... 4,634,517     72,576,536       0.8%
   #Cia de Bebidas das Americas SA ADR.   698,422     28,488,633       0.3%
   #Gerdau SA Sponsored ADR............ 2,629,491     23,113,226       0.3%
    Itau Unibanco Holding SA ADR....... 4,273,839     62,312,573       0.7%
   #Petroleo Brasileiro SA ADR......... 3,574,085     73,375,965       0.9%
   #Vale SA Sponsored ADR.............. 3,021,868     53,759,032       0.6%
    Other Securities...................              141,370,189       1.7%
                                                  --------------      ----
TOTAL BRAZIL...........................              454,996,154       5.3%
                                                  --------------      ----
CHILE -- (0.1%)
    Other Securities...................                7,796,135       0.1%
                                                  --------------      ----
COLOMBIA -- (0.0%)
    Other Securities...................                  150,000       0.0%
                                                  --------------      ----
INDIA -- (0.0%)
    Other Securities...................                    6,792       0.0%
                                                  --------------      ----
MALAYSIA -- (0.0%)
    Other Securities...................                   81,155       0.0%
                                                  --------------      ----
TOTAL PREFERRED STOCKS.................              463,030,236       5.4%
                                                  --------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities...................                    9,695       0.0%
                                                  --------------      ----
MALAYSIA -- (0.0%)
    Other Securities...................                   12,644       0.0%
                                                  --------------      ----
POLAND -- (0.0%)
    Other Securities...................                   11,636       0.0%
                                                  --------------      ----
SOUTH AFRICA -- (0.0%)
    Other Securities...................                  228,473       0.0%
                                                  --------------      ----
SOUTH KOREA -- (0.0%)
    Other Securities...................                   17,083       0.0%
                                                  --------------      ----
TAIWAN -- (0.0%)
    Other Securities...................                    1,938       0.0%
                                                  --------------      ----
THAILAND -- (0.0%)
    Other Securities...................                       --       0.0%
                                                  --------------      ----
TOTAL RIGHTS/WARRANTS..................                  281,469       0.0%
                                                  --------------      ----

emerging Markets Core Equity Portfolio
CONTINUED

                                                                                Shares/
                                                                                 Face
                                                                                Amount                     Percentage
                                                                                 (000)        Value+     of Net Assets**
                                                                              ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@DFA Short Term Investment Fund...........................................  66,983,578    775,000,000        9.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $3,978,850) to be repurchased at $3,900,871............................. $     3,901      3,900,834        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                778,900,834        9.1%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,654,503,966).......................................................             $9,296,719,718      108.2%
                                                                                          ==============      =====

emerging Markets Core Equity Portfolio
CONTINUED


Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  651,708,264             --   --    $  651,708,264
   Chile......................    151,612,738             --   --       151,612,738
   China......................    206,214,906 $1,139,833,803   --     1,346,048,709
   Colombia...................     36,008,094             --   --        36,008,094
   Czech Republic.............             --     30,187,968   --        30,187,968
   Egypt......................             --      8,998,903   --         8,998,903
   Hong Kong..................             --        192,006   --           192,006
   Hungary....................        318,975     29,341,295   --        29,660,270
   India......................     51,966,834    615,494,623   --       667,461,457
   Indonesia..................     10,328,439    290,818,392   --       301,146,831
   Israel.....................             --        173,082   --           173,082
   Malaysia...................             --    347,658,861   --       347,658,861
   Mexico.....................    447,532,417             --   --       447,532,417
   Peru.......................     19,890,435             --   --        19,890,435
   Philippines................      2,433,199    127,662,827   --       130,096,026
   Poland.....................             --    129,480,253   --       129,480,253
   Russia.....................     10,736,011    266,041,903   --       276,777,914
   South Africa...............     98,211,850    578,871,954   --       677,083,804
   South Korea................     79,137,486  1,210,893,601   --     1,290,031,087
   Taiwan.....................     22,196,294  1,039,320,866   --     1,061,517,160
   Thailand...................    254,905,263      6,023,727   --       260,928,990
   Turkey.....................      4,166,040    186,145,870   --       190,311,910
Preferred Stocks
   Brazil.....................    454,877,865        118,289   --       454,996,154
   Chile......................      7,796,135             --   --         7,796,135
   Colombia...................        150,000             --   --           150,000
   India......................             --          6,792   --             6,792
   Malaysia...................             --         81,155   --            81,155
Rights/Warrants
   Brazil.....................             --          9,695   --             9,695
   Malaysia...................             --         12,644   --            12,644
   Poland.....................             --         11,636   --            11,636
   South Africa...............             --        228,473   --           228,473
   South Korea................             --         17,083   --            17,083
   Taiwan.....................             --          1,938   --             1,938
   Thailand...................             --             --   --                --
Securities Lending Collateral.             --    778,900,834   --       778,900,834
                               -------------- --------------   --    --------------
TOTAL......................... $2,510,191,245 $6,786,528,473   --    $9,296,719,718
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                    Enhanced         U.S.          U.S.          U.S.
                                                                   U.S. Large      Large Cap     Targeted      Small Cap
                                                                    Company          Value         Value         Value
                                                                   Portfolio       Portfolio     Portfolio     Portfolio
                                                                  ------------  --------------  ------------ --------------
ASSETS:
Investments in Affiliated Investment Company at Value............           --  $    8,335,907            --             --
Investments at Value (including $0, $0, $394,703 and $828,201
  of securities on loan, respectively)........................... $    186,659              --  $  3,044,804 $    7,067,605
Temporary Cash Investments at Value & Cost.......................        1,965              --         3,983         33,890
Collateral Received from Securities on Loan at Value & Cost......           --              --         1,068          2,252
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................           --              --       404,821        853,210
Receivables:
   Investment Securities/Affiliated Investment Company
     Sold........................................................           --           5,202         2,342         12,227
   Dividends and Interest........................................        2,747              --         1,052          2,448
   Securities Lending Income.....................................           --              --           236            547
   Fund Shares Sold..............................................          254           7,384         4,759          5,626
Unrealized Gain on Forward Currency Contracts....................           96              --            --             --
Prepaid Expenses and Other Assets................................           19              48            26             34
                                                                  ------------  --------------  ------------ --------------
       Total Assets..............................................      191,740       8,348,541     3,463,091      7,977,839
                                                                  ------------  --------------  ------------ --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................           --              --       405,889        855,462
   Investment Securities/Affiliated Investment Company
     Purchased...................................................           --              --             9             --
   Fund Shares Redeemed..........................................          302          12,586         4,295         30,485
   Due to Advisor................................................           32           1,050           906          3,030
   Futures Margin Variation......................................          104              --            --             --
Unrealized Loss on Forward Currency Contracts....................        1,277              --            --             --
Accrued Expenses and Other Liabilities...........................           14             320           183            392
                                                                  ------------  --------------  ------------ --------------
       Total Liabilities.........................................        1,729          13,956       411,282        889,369
                                                                  ------------  --------------  ------------ --------------
NET ASSETS                                                        $    190,011  $    8,334,585  $  3,051,809 $    7,088,470
                                                                  ============  ==============  ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $49,423 and $0 and shares outstanding of 0; 0; 2,860,503 and 0,
  respectively...................................................          N/A             N/A  $      17.28            N/A
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A   100,000,000            N/A
                                                                  ============  ==============  ============ ==============
Class R2 Shares -- based on net assets of $0; $0; $12,754 and $0
  and shares outstanding of 0; 0; 738,985 and 0, respectively....          N/A             N/A  $      17.26            N/A
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A   100,000,000            N/A
                                                                  ============  ==============  ============ ==============
Institutional Class Shares -- based on net assets of $190,011;
  $8,334,585; $2,989,632 and $7,088,470 and shares outstanding of 20,460,029; 373,062,097; 173,043,943 and 266,765,952,
  respectively .                                                  $       9.29  $        22.34  $      17.28 $        26.57
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................  300,000,000   2,000,000,000   700,000,000  1,700,000,000
                                                                  ============  ==============  ============ ==============
Investments in Affiliated Investment Company at Cost............. $         --  $    6,139,974  $         -- $           --
                                                                  ------------  --------------  ------------ --------------
Investments at Cost.............................................. $    184,521  $           --  $  2,614,960 $    6,281,667
                                                                  ============  ==============  ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    233,972  $    7,445,930  $  2,446,420 $    5,915,078
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        2,005          25,366         3,945             94
Accumulated Net Realized Gain (Loss).............................      (49,767)     (1,332,644)      171,600        387,360
Net Unrealized Foreign Exchange Gain (Loss)......................       (1,163)             --            --             --
Net Unrealized Appreciation (Depreciation).......................        4,964       2,195,933       429,844        785,938
                                                                  ------------  --------------  ------------ --------------
NET ASSETS....................................................... $    190,011  $    8,334,585  $  3,051,809 $    7,088,470
                                                                  ============  ==============  ============ ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                              U.S. Core      U.S. Core     U.S. Vector     U.S. Small
                                                              Equity 1       Equity 2        Equity           Cap
                                                              Portfolio      Portfolio      Portfolio      Portfolio
                                                           --------------  -------------- -------------- --------------
ASSETS:
Investments at Value (including $705,101, $926,665,
  $277,107 and $921,441 of securities on loan,
  respectively)........................................... $    4,854,375  $    6,899,541 $    2,002,852 $    4,547,901
Temporary Cash Investments at Value & Cost................         18,707          25,908          5,428         12,913
Collateral Received from Securities on Loan at Value &
  Cost....................................................          1,905           2,835            750          2,494
Affiliated Collateral Received from Securities on Loan at
  Value & Cost............................................        721,729         948,671        284,246        944,851
Receivables:
   Investment Securities Sold.............................             73             755            356          3,538
   Dividends and Interest.................................          4,620           6,488          1,384          1,332
   Securities Lending Income..............................            258             435            171            844
   Fund Shares Sold.......................................          5,705          12,852          2,191          4,153
Prepaid Expenses and Other Assets.........................             43              47             20             28
                                                           --------------  -------------- -------------- --------------
   Total Assets...........................................      5,607,415       7,897,532      2,297,398      5,518,054
                                                           --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.......................        723,634         951,506        284,996        947,345
   Investment Securities Purchased........................          2,684           8,718             --              7
   Fund Shares Redeemed...................................          3,153          11,806          2,617          5,764
   Due to Advisor.........................................            698           1,165            507          1,341
Accrued Expenses and Other Liabilities....................            273             353            101            252
                                                           --------------  -------------- -------------- --------------
       Total Liabilities..................................        730,442         973,548        288,221        954,709
                                                           --------------  -------------- -------------- --------------
NET ASSETS................................................ $    4,876,973  $    6,923,984 $    2,009,177 $    4,563,345
                                                           ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $4,876,973; $6,923,984; $2,009,177 and $4,563,345 and
  shares outstanding of 402,557,165; 577,609,536;
  173,035,452 and 197,501,054, respectively............... $        12.11  $        11.99 $        11.61 $        23.11
                                                           ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED...............................  1,500,000,000   2,300,000,000  1,000,000,000  1,000,000,000
                                                           ==============  ============== ============== ==============
Investments at Cost....................................... $    4,104,482  $    5,906,074 $    1,759,633 $    3,896,619
                                                           ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................... $    4,130,950  $    5,861,057 $    1,760,585 $    3,689,965
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)                                 10,461          15,899          2,490          5,302
Accumulated Net Realized Gain (Loss)......................        (14,331)         53,561          2,883        216,796
Net Unrealized Appreciation (Depreciation)................        749,893         993,467        243,219        651,282
                                                           --------------  -------------- -------------- --------------
NET ASSETS................................................ $    4,876,973  $    6,923,984 $    2,009,177 $    4,563,345
                                                           ==============  ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                          U.S.            DFA          Large      International
                                                          Micro       Real Estate       Cap           Core
                                                           Cap        Securities   International     Equity
                                                        Portfolio      Portfolio     Portfolio      Portfolio
                                                      -------------- ------------  ------------- --------------
ASSETS:
Investments at Value (including $447,110,
  $522,236, $247,662 and $719,802 of securities
  on loan, respectively)............................. $    3,428,040 $  3,703,787  $  2,043,279  $    6,459,469
Temporary Cash Investments at Value & Cost...........          9,729       26,648            --              --
Collateral Received from Securities on Loan at
  Value & Cost.......................................          1,215        1,412         1,322           7,381
Affiliated Collateral Received from Securities on
  Loan at Value & Cost                                       460,538      535,174       270,000         765,000
Foreign Currencies at Value..........................             --           --         2,840           5,292
Cash.................................................            720           --         4,565           6,152
Receivables:
   Investment Securities Sold........................          1,618           --            --           2,007
   Dividends, Interest and Tax Reclaims..............          1,021        2,908         6,061          18,861
   Securities Lending Income.........................            574           73           199             865
   Fund Shares Sold..................................          1,741        6,156         2,210           8,527
Prepaid Expenses and Other Assets....................             16           27            17              68
                                                      -------------- ------------  ------------  --------------
       Total Assets..................................      3,905,212    4,276,185     2,330,493       7,273,622
                                                      -------------- ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................        461,753      536,586       271,322         772,381
   Investment Securities Purchased...................             10       19,237         1,145           7,678
   Fund Shares Redeemed..............................          3,837        3,298         1,655           8,434
   Due to Advisor....................................          1,453          464           428           1,887
Unrealized Loss on Foreign Currency Contracts........             --           --            --               2
Accrued Expenses and Other Liabilities...............            201          211           184             502
                                                      -------------- ------------  ------------  --------------
       Total Liabilities.............................        467,254      559,796       274,734         790,884
                                                      -------------- ------------  ------------  --------------
NET ASSETS........................................... $    3,437,958 $  3,716,389  $  2,055,759  $    6,482,738
                                                      ============== ============  ============  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $3,437,958; $3,716,389; $2,055,759 and
  $6,482,738 and shares outstanding of
  231,634,790; 143,852,929; 112,169,274 and
  642,067,983, respectively.......................... $        14.84 $      25.83  $      18.33  $        10.10
                                                      ============== ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000  700,000,000   500,000,000   2,000,000,000
                                                      ============== ============  ============  ==============
Investments at Cost.................................. $    2,924,858 $  2,625,713  $  1,881,416  $    6,740,972
                                                      ============== ============  ============  ==============
Foreign Currencies at Cost........................... $           -- $         --  $      2,829  $        5,274
                                                      ============== ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    2,763,945 $  2,897,280  $  2,104,641  $    6,843,391
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)............................................          3,910       23,599         8,708          25,255
Accumulated Net Realized Gain (Loss).................        166,921     (282,564)     (219,352)       (104,202)
Net Unrealized Foreign Exchange Gain (Loss)..........             --           --          (112)           (221)
Net Unrealized Appreciation (Depreciation)...........        503,182    1,078,074       161,874        (281,485)
                                                      -------------- ------------  ------------  --------------
NET ASSETS........................................... $    3,437,958 $  3,716,389  $  2,055,759  $    6,482,738
                                                      ============== ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                                        Asia         United
                                                       International    Japanese       Pacific       Kingdom
                                                           Small          Small         Small         Small
                                                          Company        Company       Company       Company
                                                         Portfolio      Portfolio     Portfolio     Portfolio
                                                      --------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value.............................................. $    6,419,657  $    294,088  $    238,282  $     31,322
Temporary Cash Investments at Value & Cost...........          7,220            --            --            --
Receivables:
   Affiliated Investment Companies Sold..............             --            62            90             3
   Fund Shares Sold..................................          4,639            14            19             7
Prepaid Expenses and Other Assets....................             39             5             7             6
                                                      --------------  ------------  ------------  ------------
       Total Assets..................................      6,431,555       294,169       238,398        31,338
                                                      --------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased.........            500            --            --            --
   Fund Shares Redeemed..............................          5,449            76           109            10
   Due to Advisor....................................          2,141            98            79            10
Accrued Expenses and Other Liabilities...............            305            27            19             2
                                                      --------------  ------------  ------------  ------------
       Total Liabilities.............................          8,395           201           207            22
                                                      --------------  ------------  ------------  ------------
NET ASSETS........................................... $    6,423,160  $    293,968  $    238,191  $     31,316
                                                      ==============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $6,423,160; $293,968; $238,191 and $31,316 and
  shares outstanding of 420,465,298; 19,614,366;
  10,259,886 and 1,126,005, respectively............. $        15.28  $      14.99  $      23.22  $      27.81
                                                      ==============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000   100,000,000   100,000,000   100,000,000
                                                      ==============  ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................... $    6,321,775  $    363,671  $    225,784  $     24,146
                                                      ==============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    6,292,303  $    438,204  $    249,992  $     26,303
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................          3,290         1,728           779           149
Accumulated Net Realized Gain (Loss).................         30,107       (76,344)      (25,082)       (2,316)
Net Unrealized Foreign Exchange Gain (Loss)..........           (421)          (37)            4             4
Net Unrealized Appreciation (Depreciation)...........         97,881       (69,583)       12,498         7,176
                                                      --------------  ------------  ------------  ------------
NET ASSETS........................................... $    6,423,160  $    293,968  $    238,191  $     31,316
                                                      ==============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                         DFA           DFA            DFA
                                                       Continental  International    Global      International
                                                          Small      Real Estate   Real Estate     Small Cap
                                                         Company     Securities    Securities        Value
                                                        Portfolio     Portfolio     Portfolio      Portfolio
                                                      ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value.............................................. $    106,353            --  $  1,309,437              --
Investments at Value (including $0, $134,895, $0
  and $751,359 of securities on loan,
  respectively)......................................           --  $  1,522,025            --  $    8,209,751
Temporary Cash Investments at Value & Cost...........           --            --         2,168              --
Collateral Received from Securities on Loan at
  Value & Cost.......................................           --           223            --           4,277
Affiliated Collateral Received from Securities on
  Loan at Value & Cost...............................           --       144,000            --         825,000
Foreign Currencies at Value..........................           --           577            --           7,883
Cash.................................................           --         7,653            --          29,120
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold..................................           --            57            --           1,167
   Dividends, Interest and Tax Reclaims..............           --         5,512            --          26,016
   Securities Lending Income.........................           --            78            --           1,740
   Fund Shares Sold..................................           39         2,963         6,411          10,178
Unrealized Gain on Foreign Currency Contracts........           --             1            --               1
Prepaid Expenses and Other Assets....................            6             9            12              64
                                                      ------------  ------------  ------------  --------------
       Total Assets..................................      106,398     1,683,098     1,318,028       9,115,197
                                                      ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................           --       144,223            --         829,277
   Investment Securities/Affiliated Investment
     Companies Purchased.............................           20         5,274         1,075           3,282
   Fund Shares Redeemed..............................           19         1,325         1,329          10,835
   Due to Advisor....................................           37           436            10           4,465
Unrealized Loss on Foreign Currency Contracts........           --             1            --              --
Accrued Expenses and Other Liabilities...............            6           131            67             728
                                                      ------------  ------------  ------------  --------------
       Total Liabilities.............................           82       151,390         2,481         848,587
                                                      ------------  ------------  ------------  --------------
NET ASSETS........................................... $    106,316  $  1,531,708  $  1,315,547  $    8,266,610
                                                      ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $106,316; $1,531,708; $1,315,547 and
  $8,266,610 and shares outstanding of 7,329,320;
  270,326,048; 141,073,949 and 545,184,194,
  respectively....................................... $      14.51  $       5.67  $       9.33  $        15.16
                                                      ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..........................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                      ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................... $    108,971  $         --  $  1,003,592  $           --
                                                      ------------  ------------  ------------  --------------
Investments at Cost.................................. $         --  $  1,359,942  $         --  $    8,914,249
                                                      ============  ============  ============  ==============
Foreign Currencies at Cost........................... $         --  $        573  $         --  $        7,884
                                                      ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    137,501  $  1,630,220  $  1,028,972  $    8,844,254
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................          280       (46,274)       11,623          14,647
Accumulated Net Realized Gain (Loss).................      (28,969)     (214,293)      (30,893)        112,748
Net Unrealized Foreign Exchange Gain (Loss)..........          122           (32)           --            (540)
Net Unrealized Appreciation (Depreciation)...........       (2,618)      162,087       305,845        (704,499)
                                                      ------------  ------------  ------------  --------------
NET ASSETS........................................... $    106,316  $  1,531,708  $  1,315,547  $    8,266,610
                                                      ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                      International                Selectively
                                                         Vector       World ex    Hedged Global   Emerging
                                                         Equity      U.S. Value      Equity        Markets
                                                        Portfolio    Portfolio      Portfolio     Portfolio
                                                      ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value..............................................           --  $     57,164  $     33,793  $  2,798,256
Investments at Value (including $57,921, $0, $0 and
  $0 of securities on loan, respectively)............ $    558,559            --            --            --
Temporary Cash Investments at Value & Cost...........           --            49         1,080            --
Segregated Cash for Futures Contracts................           --            --            46            --
Collateral Received from Securities on Loan at
  Value & Cost.......................................          629            --            --            --
Affiliated Collateral Received from Securities on
  Loan at Value & Cost...............................       61,000            --            --            --
Foreign Currencies at Value..........................          548            --            --            --
Cash.................................................          547            --            --            --
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold..................................           55            --            --            --
   Dividends, and Tax Reclaims.......................        1,622            --            --            --
   Securities Lending Income.........................           79            --            --            --
   Fund Shares Sold..................................          489            --           108         6,919
   From Advisor......................................           --            --             9            --
Unrealized Gain on Forward Currency Contracts........           --            --            47            --
Prepaid Expenses and Other Assets....................           11            12            11            27
Deferred Offering Costs..............................           --            --             3            --
                                                      ------------  ------------  ------------  ------------
       Total Assets..................................      623,539        57,225        35,097     2,805,202
                                                      ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................       61,629            --            --            --
   Investment Securities/Affiliated Investment
     Companies Purchased ............................           --            --            --         4,566
   Fund Shares Redeemed..............................          237             2            --         2,353
   Due to Advisor....................................          210            11            --           929
   Futures Margin Variation..........................           --            --             1            --
Unrealized Loss on Forward Currency Contracts........           --            --           141            --
Accrued Expenses and Other Liabilities...............           64            15             5           177
                                                      ------------  ------------  ------------  ------------
       Total Liabilities.............................       62,140            28           147         8,025
                                                      ------------  ------------  ------------  ------------
NET ASSETS........................................... $    561,399  $     57,197  $     34,950  $  2,797,177
                                                      ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $561,399; $57,197; $34,950 and $2,797,177 and
  shares outstanding of 60,164,175; 5,756,500;
  3,216,441 and 107,321,804, respectively............ $       9.33  $       9.94  $      10.87  $      26.06
                                                      ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  500,000,000   100,000,000   100,000,000   500,000,000
                                                      ============  ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................... $         --  $     55,252  $     31,236  $  1,809,910
                                                      ------------  ------------  ------------  ------------
Investments at Cost.................................. $    509,005  $         --  $         --  $         --
                                                      ============  ============  ============  ============
Foreign Currencies at Cost........................... $        546  $         --  $         --  $         --
                                                      ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    509,238  $     60,950  $     32,501  $  1,771,604
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................        1,456           330           166         8,306
Accumulated Net Realized Gain (Loss).................        1,175        (5,978)         (164)       28,954
Net Unrealized Foreign Exchange Gain (Loss)..........          (26)          (17)          (93)          (33)
Net Unrealized Appreciation (Depreciation)...........       49,556         1,912         2,540       988,346
                                                      ------------  ------------  ------------  ------------
NET ASSETS........................................... $    561,399  $     57,197  $     34,950  $  2,797,177
                                                      ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                     Emerging       Emerging        Emerging
                                                                      Markets        Markets         Markets
                                                                     Small Cap        Value        Core Equity
                                                                     Portfolio      Portfolio      Portfolio*
                                                                   ------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $  2,908,909  $   16,695,104              --
Investments at Value (including $0, $0 and $896,140 of securities
  on loan, respectively)..........................................           --              --  $    8,517,819
Collateral Received from Securities on Loan at Value & Cost.......           --              --           3,901
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................           --              --         775,000
Foreign Currencies at Value.......................................           --              --           5,814
Cash..............................................................           --              --          65,096
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold.........................................................           --              --             194
   Dividends, Interest and Tax Reclaims...........................           --              --           9,349
   Securities Lending Income......................................           --              --           2,116
   Fund Shares Sold...............................................        3,006          27,291          14,592
Prepaid Expenses and Other Assets.................................           39              58              65
                                                                   ------------  --------------  --------------
       Total Assets...............................................    2,911,954      16,722,453       9,393,946
                                                                   ------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................           --              --         778,901
   Investment Securities/Affiliated Investment Companies
     Purchased....................................................          115          21,560           8,909
   Fund Shares Redeemed...........................................        2,892           5,730           6,074
   Due to Advisor.................................................        1,088           5,619           3,944
Unrealized Loss on Foreign Currency Contracts.....................           --              --               1
Accrued Expenses and Other Liabilities............................          186             814           1,410
                                                                   ------------  --------------  --------------
       Total Liabilities..........................................        4,281          33,723         799,239
                                                                   ------------  --------------  --------------
NET ASSETS........................................................ $  2,907,673  $   16,688,730  $    8,594,707
                                                                   ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $99,111 and $0 and
  shares outstanding of 0; 3,513,125 and 0, respectively..........          N/A  $        28.21             N/A
                                                                   ============  ==============  ==============
Institutional Class Shares -- based on net assets of $2,907,673;
  $16,589,619 and $8,594,707 and shares outstanding of
  143,022,429; 587,899,918 and 452,322,328, respectively.......... $      20.33  $        28.22  $        19.00
                                                                   ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  500,000,000   1,500,000,000   1,000,000,000
                                                                   ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost............ $  2,600,423  $   16,996,486  $           --
                                                                   ------------  --------------  --------------
Investments at Cost............................................... $         --  $           --  $    7,875,603
                                                                   ============  ==============  ==============
Foreign Currencies at Cost........................................ $         --  $           --  $        5,812
                                                                   ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $  2,510,281  $   16,619,114  $    7,968,370
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................        6,451          40,292          26,576
Accumulated Net Realized Gain (Loss)..............................       82,504         330,625         (42,488)
Net Unrealized Foreign Exchange Gain (Loss).......................          (49)             81              31
Net Unrealized Appreciation (Depreciation)........................      308,486        (301,382)        642,218
                                                                   ------------  --------------  --------------
NET ASSETS........................................................ $  2,907,673  $   16,688,730  $    8,594,707
                                                                   ============  ==============  ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012
                            (Amounts in thousands)

                                                                 Enhanced
                                                                   U.S.                  U.S.
                                                                   Large   U.S. Large  Targeted  U.S. Small
                                                                  Company  Cap Value     Value   Cap Value
                                                                 Portfolio Portfolio*  Portfolio Portfolio
                                                                 --------- ----------  --------- ----------
Investment Income
   Dividends....................................................  $   126  $  169,995  $ 36,944  $   82,338
   Interest.....................................................    1,809          17        22          37
   Income from Securities Lending...............................       --       6,190     2,926       7,642
   Expenses Allocated from Affiliated Investment Company........       --      (9,069)       --          --
                                                                  -------  ----------  --------  ----------
          Total Investment Income...............................    1,935     167,133    39,892      90,017
                                                                  -------  ----------  --------  ----------
Expenses
   Investment Advisory Services Fees............................       92          --     2,835      13,809
   Administrative Services Fees.................................      276      11,657     7,088      20,714
   Accounting & Transfer Agent Fees.............................       40          98       314         734
   S&P 500(R) Fees..............................................        6          --        --          --
   Shareholder Servicing Fees --
       Class R1 Shares..........................................       --          --        47          --
       Class R2 Shares..........................................       --          --        30          --
   Custodian Fees...............................................       12          --        70         122
   Filing Fees..................................................       27         103       111          95
   Shareholders' Reports........................................        6         240       115         189
   Directors'/Trustees' Fees & Expenses.........................        1          66        24          58
   Professional Fees............................................        4          54        76         180
   Other........................................................        2          72        65         146
                                                                  -------  ----------  --------  ----------
          Total Expenses........................................      466      12,290    10,775      36,047
                                                                  -------  ----------  --------  ----------
   Net Investment Income (Loss).................................    1,469     154,843    29,117      53,970
                                                                  -------  ----------  --------  ----------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................      245     318,427   181,414     430,201
       Futures..................................................   30,568          --     3,336         954
       Foreign Currency Transactions............................    1,331          --        --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities....................................      594     824,744   176,832     522,870
       Futures..................................................   (6,586)         --        --        (536)
       Translation of Foreign Currency Denominated Amounts......     (857)         --        --          --
                                                                  -------  ----------  --------  ----------
   Net Realized and Unrealized Gain (Loss)......................   25,295   1,143,171   361,582     953,489
                                                                  -------  ----------  --------  ----------
Net Increase (Decrease) in Net Assets Resulting from Operations.  $26,764  $1,298,014  $390,699  $1,007,459
                                                                  =======  ==========  ========  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                             U.S.
                                       U.S. Core U.S. Core  Vector   U.S. Small
                                       Equity 1  Equity 2   Equity      Cap
                                       Portfolio Portfolio Portfolio Portfolio
                                       --------- --------- --------- ----------
Investment Income
   Dividends.......................... $ 83,424  $120,052  $ 32,016   $ 54,202
   Interest...........................       33        30        12         24
   Income from Securities Lending.....    3,406     5,922     2,448      9,285
                                       --------  --------  --------   --------
       Total Investment Income........   86,863   126,004    34,476     63,511
                                       --------  --------  --------   --------
Expenses
   Investment Advisory Services Fees..    7,460    12,830     5,835      1,256
   Administrative Services Fees.......       --        --        --     13,400
   Accounting & Transfer Agent Fees...      469       677       220        451
   Custodian Fees.....................       91       101        41         86
   Filing Fees........................      196       156        59         98
   Shareholders' Reports..............       78       140        65        123
   Directors'/Trustees' Fees &
     Expenses.........................       36        54        17         35
   Professional Fees..................      110       164        52        119
   Other..............................       45        78        22         61
                                       --------  --------  --------   --------
       Total Expenses.................    8,485    14,200     6,311     15,629
                                       --------  --------  --------   --------
   Net Investment Income (Loss).......   78,378   111,804    28,165     47,882
                                       --------  --------  --------   --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions
     Received from Investment
     Securities.......................       36       105        18         --
   Net Realized Gain (Loss) on:.......
   Investment Securities Sold.........   35,359    73,466    41,027    254,365
   Futures............................       --        --      (850)        --
   Change in Unrealized Appreciation
     (Depreciation) of:...............
   Investment Securities..............  455,880   694,545   196,524    230,453
                                       --------  --------  --------   --------
Net Realized and Unrealized Gain
  (Loss)..............................  491,275   768,116   236,719    484,818
                                       --------  --------  --------   --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........... $569,653  $879,920  $264,884   $532,700
                                       ========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                         DFA Real
                                                                             U.S. Micro   Estate     Large Cap   International
                                                                                Cap     Securities International  Core Equity
                                                                             Portfolio  Portfolio    Portfolio     Portfolio
                                                                             ---------- ---------- ------------- -------------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $6, $0, $5,504 and $14,973,
     respectively)..........................................................  $ 45,300   $ 85,414    $ 66,010      $191,701
   Interest.................................................................        15         34           1             2
   Income from Securities Lending...........................................     6,267      1,034       3,291        12,660
                                                                              --------   --------    --------      --------
       Total Investment Income..............................................    51,582     86,482      69,302       204,363
                                                                              --------   --------    --------      --------
Expenses
   Investment Advisory Services Fees........................................     3,416      7,183       4,700        19,970
   Administrative Services Fees.............................................    13,662         --          --            --
   Accounting & Transfer Agent Fees.........................................       374        374         219           610
   Custodian Fees...........................................................        77         39         478         1,482
   Filing Fees..............................................................        58        102          85           245
   Shareholders' Reports....................................................       102        146          95           161
   Directors'/Trustees' Fees & Expenses.....................................        29         29          16            47
   Professional Fees........................................................        89        102          54           178
   Other....................................................................        55         40          40           122
                                                                              --------   --------    --------      --------
          Total Expenses....................................................    17,862      8,015       5,687        22,815
                                                                              --------   --------    --------      --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)..........................................        --       (321)         --            --
   Fees Paid Indirectly.....................................................        --         --          (8)          (25)
                                                                              --------   --------    --------      --------
   Net Expenses.............................................................    17,862      7,694       5,679        22,790
                                                                              --------   --------    --------      --------
   Net Investment Income (Loss).............................................    33,720     78,788      63,623       181,573
                                                                              --------   --------    --------      --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions Received from Investment Securities...........        --     16,390          --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........................................   220,675     (1,763)    (18,104)      (40,937)
       Futures..............................................................       385        (46)         --            --
       Foreign Currency Transactions*.......................................        --         --        (353)          114
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........................   166,031    355,961      69,627       185,568
       Translation of Foreign Currency Denominated Amounts..................        --         --         (82)         (120)
                                                                              --------   --------    --------      --------
   Net Realized and Unrealized Gain (Loss)..................................   387,091    370,542      51,088       144,625
                                                                              --------   --------    --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $420,811   $449,330    $114,711      $326,198
                                                                              ========   ========    ========      ========

--------
* Net of foreign capital taxes withheld of $0, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                               Asia      United
                                                                                   International  Japanese   Pacific    Kingdom
                                                                                       Small       Small      Small      Small
                                                                                      Company     Company    Company    Company
                                                                                    Portfolio*   Portfolio* Portfolio* Portfolio*
                                                                                   ------------- ---------- ---------- ----------
Investment Income
   Net Investment Income Received from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $13,197, $462, $183, and $1,
     respectively)................................................................   $167,967     $  6,158   $ 7,841     $1,028
   Interest.......................................................................         19           --        --         --
   Income from Securities Lending.................................................     17,286          449       737          8
   Expenses Allocated from Affiliated Investment Companies........................     (8,714)        (393)     (311)       (38)
                                                                                     --------     --------   -------     ------
          Total Net Investment Income Received from Affiliated Investment
            Companies.............................................................    176,558        6,214     8,267        998
                                                                                     --------     --------   -------     ------
Fund Investment Income
   Interest.......................................................................         23           --        --         --
                                                                                     --------     --------   -------     ------
          Total Fund Investment Income............................................         23           --        --         --
                                                                                     --------     --------   -------     ------
Fund Expenses
   Administrative Services Fees...................................................     23,665        1,078       762        121
   Accounting & Transfer Agent Fees...............................................         78           16        15         14
   Filing Fees....................................................................        168           42        31         16
   Shareholders' Reports..........................................................        203            1         3          1
   Directors'/Trustees' Fees & Expenses...........................................         50            2         2         --
   Professional Fees..............................................................         33            2         1          1
   Other..........................................................................         60            1         1          1
                                                                                     --------     --------   -------     ------
          Total Expenses..........................................................     24,257        1,142       815        154
                                                                                     --------     --------   -------     ------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered
     by Advisor (Note C)..........................................................         --           --        --        (12)
                                                                                     --------     --------   -------     ------
   Net Expenses...................................................................     24,257        1,142       815        142
                                                                                     --------     --------   -------     ------
   Net Investment Income (Loss)...................................................    152,324        5,072     7,452        856
                                                                                     --------     --------   -------     ------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:...................................................
       Investment Securities Sold.................................................     53,955       (5,341)    4,091       (281)
       Futures....................................................................          9          (75)      (33)         6
       Foreign Currency Transactions**............................................        401          120       (56)         6
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................................    133,610       (6,790)    6,664      5,744
       Futures....................................................................         (1)           1         1         --
       Translation of Foreign Currency Denominated Amounts........................       (530)         (23)      (12)        (2)
                                                                                     --------     --------   -------     ------
   Net Realized and Unrealized Gain (Loss)........................................    187,444      (12,108)   10,655      5,473
                                                                                     --------     --------   -------     ------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $339,768     $ (7,036)  $18,107     $6,329
                                                                                     ========     ========   =======     ======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $4, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                      DFA                       DFA
                                                     Continental International DFA Global  International
                                                        Small     Real Estate  Real Estate   Small Cap
                                                       Company    Securities   Securities      Value
                                                     Portfolio*    Portfolio    Portfolio    Portfolio
                                                     ----------- ------------- ----------- -------------
Investment Income
   Net Investment Income Received from
     Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld
     of $458, $0, $0 and $0, respectively)..........   $ 3,166           --           --           --
   Income Distributions Received from
     Affiliated Investment Companies................        --           --     $ 37,037           --
   Interest.........................................         1           --           --           --
   Income from Securities Lending...................       552           --           --           --
   Expenses Allocated from Affiliated
     Investment Company ............................      (174)          --           --           --
                                                       -------     --------     --------     --------
          Total Net Investment Income
            Received from Affiliated
            Investment Company......................     3,545           --       37,037           --
                                                       -------     --------     --------     --------
Fund Investment Income
   Dividends (Net of Foreign Taxes Withheld
     of $0, $5,661, $0 and $15,143,
     respectively)..................................        --     $ 69,461           --     $208,341
   Interest.........................................        --           --            4            7
   Income from Securities Lending...................        --        1,530           --       22,475
                                                       -------     --------     --------     --------
          Total Fund Investment Income..............        --       70,991            4      230,823
                                                       -------     --------     --------     --------
Fund Expenses
   Investment Advisory Services Fees................        --        4,241        3,152       49,872
   Administrative Services Fees.....................       442           --           --           --
   Accounting & Transfer Agent Fees.................        14          149           24          817
   Custodian Fees...................................        --          352           --        2,555
   Filing Fees......................................        17           67           65          188
   Shareholders' Reports............................         1           69           43          245
   Directors'/Trustees' Fees & Expenses.............         1           10            9           64
   Professional Fees................................         1           50           14          304
   Other............................................         1           21           10          161
                                                       -------     --------     --------     --------
          Total Expenses............................       477        4,959        3,317       54,206
                                                       -------     --------     --------     --------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)...............................        --           --       (2,771)          --
   Fees Paid Indirectly.............................        --           (9)          --          (38)
                                                       -------     --------     --------     --------
   Net Expenses.....................................       477        4,950          546       54,168
                                                       -------     --------     --------     --------
   Net Investment Income (Loss).....................     3,068       66,041       36,495      176,655
                                                       -------     --------     --------     --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................    (2,677)     (33,417)      (2,760)     130,909
       Futures......................................       (25)          --           --           --
       Foreign Currency Transactions**..............       (25)          34           --        1,183
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................       585      228,123      138,125      203,828
       Translation of Foreign Currency
         Denominated Amounts........................        72          (24)          --         (393)
                                                       -------     --------     --------     --------
   Net Realized and Unrealized Gain (Loss)..........    (2,070)     194,716      135,365      335,527
                                                       -------     --------     --------     --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $   998     $260,757     $171,860     $512,182
                                                       =======     ========     ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $0, $0, and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                International               Selectively
                                                                   Vector       World ex   Hedged Global  Emerging
                                                                   Equity      U.S. Value     Equity      Markets
                                                                  Portfolio   Portfolio*** Portfolio(a)  Portfolio*
                                                                ------------- ------------ ------------- ----------
Investment Income
   Net Investment Income Received from Affiliated
     Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $149, $0
     and $8,484, respectively).................................         --       $1,686           --      $ 65,004
   Income Distributions Received from Affiliated Investment
     Companies.................................................         --          106       $  543            --
   Income from Securities Lending..............................         --           95           --         4,784
   Expenses Allocated from Affiliated Investment
     Companies.................................................         --         (112)          --        (4,963)
                                                                   -------       ------       ------      --------
          Total Investment Income..............................         --        1,775          543        64,825
                                                                   -------       ------       ------      --------
Fund Investment Income
   Dividends (Net of Foreign Taxes Withheld of $1,226, $0, $0
     and $0, respectively) ....................................    $16,170           --           --            --
   Interest....................................................         --           --            2            --
   Income from Securities Lending..............................      1,129           --           --            --
                                                                   -------       ------       ------      --------
          Total Fund Investment Income.........................     17,299           --            2            --
                                                                   -------       ------       ------      --------
Fund Expenses
   Investment Advisory Services Fees...........................      2,241          253           75            --
   Administrative Services Fees................................         --           --           --        10,176
   Accounting & Transfer Agent Fees............................         76           13           12            42
   Custodian Fees..............................................        278           --           --            --
   Filing Fees.................................................         42           35            6           118
   Shareholders' Reports.......................................         15            1            1           118
   Directors'/Trustees' Fees & Expenses........................          4           --           --            21
   Professional Fees...........................................         13            5            5            19
   Organizational & Offering Costs.............................         --           --           59            --
   Other.......................................................         16            1            1            25
                                                                   -------       ------       ------      --------
          Total Expenses.......................................      2,685          308          159        10,519
                                                                   -------       ------       ------      --------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C).................         --         (129)        (150)           --
   Fees Paid Indirectly........................................         (3)          --           --            --
                                                                   -------       ------       ------      --------
   Net Expenses................................................      2,682          179            9        10,519
                                                                   -------       ------       ------      --------
   Net Investment Income (Loss)................................     14,617        1,596          536        54,306
                                                                   -------       ------       ------      --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions Received from Affiliated
     Investment Companies......................................         --           79           --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............................      2,944           61         (275)       31,303
       Futures.................................................         --           (1)         110            --
       Foreign Currency Transactions**.........................        (98)         (10)         163          (543)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............     13,867          430        2,557        25,377
       Futures.................................................         --           --          (17)           --
       Translation of Foreign Currency Denominated
         Amounts...............................................        (30)          (1)         (93)           18
                                                                   -------       ------       ------      --------
   Net Realized and Unrealized Gain (Loss).....................     16,683          558        2,445        56,155
                                                                   -------       ------       ------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations...................................................    $31,300       $2,154       $2,981      $110,461
                                                                   =======       ======       ======      ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $1, $0, $0, and $13, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a) The Portfolio commenced operations on November 14, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                               Emerging   Emerging   Emerging
                                                                               Markets    Markets     Markets
                                                                              Small Cap    Value    Core Equity
                                                                              Portfolio* Portfolio*  Portfolio
                                                                              ---------- ---------- -----------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $6,931, $48,518 and $24,434,
     respectively)...........................................................  $ 57,827  $ 373,018   $185,183
   Interest..................................................................        --          7          2
   Income from Securities Lending............................................     8,037     28,572     19,071
   Expenses Allocated from Affiliated Investment Company.....................    (8,367)   (30,860)        --
                                                                               --------  ---------   --------
          Total Investment Income............................................    57,497    370,737    204,256
                                                                               --------  ---------   --------
Expenses
   Investment Advisory Services Fees.........................................        --         --     39,333
   Administrative Services Fees..............................................    10,440     60,899         --
   Accounting & Transfer Agent Fees..........................................        38        182        755
   Shareholder Servicing Fees --
       Class R2 Shares.......................................................        --        239         --
   Custodian Fees............................................................        --         --      7,215
   Filing Fees...............................................................       176        526        500
   Shareholders' Reports.....................................................        61        289        219
   Directors'/Trustees' Fees & Expenses......................................        18        126         56
   Professional Fees.........................................................        17        113        222
   Other.....................................................................        21        136        125
                                                                               --------  ---------   --------
          Total Expenses.....................................................    10,771     62,510     48,425
                                                                               --------  ---------   --------
   Fees Paid Indirectly......................................................        --         --        (97)
                                                                               --------  ---------   --------
   Net Expenses..............................................................    10,771     62,510     48,328
                                                                               --------  ---------   --------
   Net Investment Income (Loss)..............................................    46,726    308,227    155,928
                                                                               --------  ---------   --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................................   101,576    362,676     (8,860)
       Futures...............................................................      (812)    (1,255)     1,190
       Foreign Currency Transactions**.......................................    (1,523)    (4,701)    (1,300)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................     9,556   (535,878)   122,105
       Translation of Foreign Currency Denominated Amounts...................       (21)      (113)       (51)
                                                                               --------  ---------   --------
   Net Realized and Unrealized Gain (Loss)...................................   108,776   (179,271)   113,084
                                                                               --------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations..............  $155,502  $ 128,956   $269,012
                                                                               ========  =========   ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $86, $310 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               Enhanced              U.S. Large
                                                          U.S. Large Company          Cap Value              U.S. Targeted
                                                               Portfolio              Portfolio             Value Portfolio
                                                          ------------------  ------------------------  ----------------------
                                                            Year      Year        Year         Year        Year        Year
                                                           Ended     Ended       Ended        Ended       Ended       Ended
                                                          Oct. 31,  Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                            2012      2011        2012         2011        2012        2011
                                                          --------  --------  -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).......................... $  1,469  $  1,430  $   154,843  $   120,343  $   29,117  $   18,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................      245       380      318,427      301,933     181,414      20,083
       Futures...........................................   30,568    12,791           --       (9,927)      3,336       1,751
       Foreign Currency Transactions.....................    1,331       412           --           --          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:..................................
       Investment Securities.............................      594      (472)     824,744      (67,687)    176,832      53,386
       Futures...........................................   (6,586)     (995)          --           --          --          --
       Translation of Foreign Currency
         Denominated Amounts.............................     (857)     (174)          --           --          --          --
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................   26,764    13,372    1,298,014      344,662     390,699      93,954
                                                          --------  --------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares...................................       --        --           --           --        (374)       (275)
       Class R2 Shares...................................       --        --           --           --         (76)        (43)
       Institutional Class Shares........................   (2,785)     (270)    (150,153)    (117,051)    (24,124)    (17,989)
   Net Long-Term Gains:
       Class R1 Shares...................................       --        --           --           --        (356)        (87)
       Class R2 Shares...................................       --        --           --           --         (86)        (14)
       Institutional Class Shares........................       --        --           --           --     (19,426)     (4,668)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Total Distributions............................   (2,785)     (270)    (150,153)    (117,051)    (44,442)    (23,076)
                                                          --------  --------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................   26,869    42,165    1,501,347    2,027,913     782,957     924,360
   Shares Issued in Lieu of Cash Distributions...........    2,573       259      139,904      109,293      40,767      21,388
   Shares Redeemed.......................................  (34,538)  (42,128)  (1,794,871)  (1,945,509)   (662,151)   (743,912)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................   (5,096)      296     (153,620)     191,697     161,573     201,836
                                                          --------  --------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........   18,883    13,398      994,241      419,308     507,830     272,714
Net Assets
   Beginning of Period...................................  171,128   157,730    7,340,344    6,921,036   2,543,979   2,271,265
                                                          --------  --------  -----------  -----------  ----------  ----------
   End of Period......................................... $190,011  $171,128  $ 8,334,585  $ 7,340,344  $3,051,809  $2,543,979
                                                          ========  ========  ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued.........................................    3,051     5,163       72,600      100,905      48,542      56,950
   Shares Issued in Lieu of Cash Distributions...........      314        33        6,979        5,526       2,677       1,349
   Shares Redeemed.......................................   (3,906)   (5,148)     (86,993)     (98,393)    (40,606)    (46,106)
   Shares Reduced by Reverse Stock Split (Note G)........       --        --           --           --          --          (9)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     (541)       48       (7,414)       8,038      10,613      12,184
                                                          ========  ========  ===========  ===========  ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)................................................ $  2,005  $  1,903  $    25,366  $    20,676  $    3,945  $    1,385

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                           U.S. Small                U.S. Core                U.S. Core
                                                       Cap Value Portfolio      Equity 1 Portfolio       Equity 2 Portfolio
                                                    ------------------------  ----------------------  ------------------------
                                                        Year         Year        Year        Year         Year         Year
                                                       Ended        Ended       Ended       Ended        Ended        Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                        2012         2011        2012        2011         2012         2011
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $    53,970  $    44,197  $   78,378  $   51,991  $   111,804  $    80,421
   Capital Gain Distributions Received from
     Investment Securities.........................          --           --          36          --          105           --
   Net Realized Gain (Loss) on:....................
       Investment Securities Sold..................     430,201      215,171      35,359      31,974       73,466       69,078
       Futures.....................................         954         (825)         --          --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:............................
       Investment Securities.......................     522,870      112,710     455,880     116,761      694,545      192,966
       Futures.....................................        (536)         536          --          --           --           --
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................   1,007,459      371,789     569,653     200,726      879,920      342,465
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Distributions From:
     Net Investment Income:
       Institutional Class Shares..................     (50,536)     (41,924)    (73,066)    (49,822)     (99,623)     (78,869)
     Net Long-Term Gains:
       Institutional Class Shares..................     (89,379)          --          --          --           --           --
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Total Distributions......................    (139,915)     (41,924)    (73,066)    (49,822)     (99,623)     (78,869)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................   1,130,039    1,194,011   1,316,460   1,193,672    1,284,909    1,575,775
   Shares Issued in Lieu of Cash
     Distributions.................................     131,338       39,640      66,157      45,486       96,744       76,923
   Shares Redeemed.................................  (1,581,314)  (1,577,930)   (733,642)   (556,060)  (1,057,872)  (1,086,755)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    (319,937)    (344,279)    648,975     683,098      323,781      565,943
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Total Increase (Decrease) in Net
            Assets.................................     547,607      (14,414)  1,145,562     834,002    1,104,078      829,539
Net Assets
   Beginning of Period.............................   6,540,863    6,555,277   3,731,411   2,897,409    5,819,906    4,990,367
                                                    -----------  -----------  ----------  ----------  -----------  -----------
   End of Period................................... $ 7,088,470  $ 6,540,863  $4,876,973  $3,731,411  $ 6,923,984  $ 5,819,906
                                                    ===========  ===========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
   Shares Issued...................................      45,152       48,190     114,530     108,434      113,356      144,791
   Shares Issued in Lieu of Cash
     Distributions.................................       5,754        1,639       5,842       4,215        8,679        7,192
   Shares Redeemed.................................     (62,499)     (62,955)    (63,857)    (51,146)     (93,203)     (99,493)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................     (11,593)     (13,126)     56,515      61,503       28,832       52,490
                                                    ===========  ===========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $        94  $       858  $   10,461  $    8,359  $    15,899  $     7,601

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          U.S. Vector              U.S. Small               U.S. Micro
                                                       Equity Portfolio           Cap Portfolio            Cap Portfolio
                                                    ----------------------  -----------------------   ----------------------
                                                    Year Ended  Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                       2012        2011        2012         2011         2012        2011
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   28,165  $   20,309  $   47,882  $    33,067   $   33,720  $   23,621
   Capital Gain Distributions Received from
     Investment Securities.........................         18          --          --           --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     41,027      46,999     254,365      211,228      220,675     234,404
       Futures.....................................       (850)         --          --          929          385          --
       In-Kind Redemptions.........................         --          --          --      126,527*          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.......................    196,524      18,243     230,453      (60,488)     166,031      32,818
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    264,884      85,551     532,700      311,263      420,811     290,843
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..................    (26,665)    (19,719)    (41,256)     (32,796)     (30,423)    (23,667)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Total Distributions......................    (26,665)    (19,719)    (41,256)     (32,796)     (30,423)    (23,667)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    363,121     551,321   1,000,664    1,118,116      389,014     509,041
   Shares Issued in Lieu of Cash Distributions.....     26,213      19,400      38,143       30,271       28,484      22,542
   Shares Redeemed.................................   (470,271)   (343,081)   (737,229)  (1,047,988)*   (627,647)   (719,326)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    (80,937)    227,640     301,578      100,399     (210,149)   (187,743)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    157,282     293,472     793,022      378,866      180,239      79,433
Net Assets
   Beginning of Period.............................  1,851,895   1,558,423   3,770,323    3,391,457    3,257,719   3,178,286
                                                    ----------  ----------  ----------  -----------   ----------  ----------
   End of Period................................... $2,009,177  $1,851,895  $4,563,345  $ 3,770,323   $3,437,958  $3,257,719
                                                    ==========  ==========  ==========  ===========   ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     33,038      51,309      45,541       52,474       27,509      37,458
   Shares Issued in Lieu of Cash Distributions.....      2,473       1,845       1,786        1,457        2,109       1,695
   Shares Redeemed.................................    (42,602)    (31,749)    (33,325)     (48,404)     (44,113)    (52,370)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     (7,091)     21,405      14,002        5,527      (14,495)    (13,217)
                                                    ==========  ==========  ==========  ===========   ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $    2,490  $    3,557  $    5,302  $     1,483   $    3,910  $    3,199

--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        DFA Real Estate            Large Cap             International
                                                          Securities             International            Core Equity
                                                           Portfolio               Portfolio               Portfolio
                                                    ----------------------  ----------------------  -----------------------
                                                       Year        Year        Year        Year        Year         Year
                                                      Ended       Ended       Ended       Ended        Ended       Ended
                                                     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31     Oct. 31,
                                                       2012        2011        2012        2011        2012         2011
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   78,788  $   51,146  $   63,623  $   55,392  $   181,573  $  161,011
   Capital Gain Distributions Received from
     Investment Securities.........................     16,390      13,117          --          --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     (1,763)    (39,946)    (18,104)    (12,846)     (40,937)     28,431
       Futures.....................................        (46)         --          --          --           --          --
       Foreign Currency Transactions*..............         --          --        (353)        187          114        (191)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................    355,961     277,359      69,627    (133,116)     185,568    (525,986)
       Translation of Foreign Currency
         Denominated Amounts.......................         --          --         (82)       (205)        (120)       (476)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    449,330     301,676     114,711     (90,588)     326,198    (337,211)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..................    (99,783)    (40,246)    (60,808)    (54,107)    (176,198)   (161,285)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Total Distributions......................    (99,783)    (40,246)    (60,808)    (54,107)    (176,198)   (161,285)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    826,214     685,272     634,549     463,836    1,839,473   1,663,723
   Shares Issued in Lieu of Cash Distributions.....     96,714      38,998      57,573      51,857      169,856     154,934
   Shares Redeemed.................................   (654,733)   (576,605)   (394,415)   (283,535)  (1,072,475)   (791,266)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    268,195     147,665     297,707     232,158      936,854   1,027,391
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    617,742     409,095     351,610      87,463    1,086,854     528,895
Net Assets
   Beginning of Period.............................  3,098,647   2,689,552   1,704,149   1,616,686    5,395,884   4,866,989
                                                    ----------  ----------  ----------  ----------  -----------  ----------
   End of Period................................... $3,716,389  $3,098,647  $2,055,759  $1,704,149  $ 6,482,738  $5,395,884
                                                    ==========  ==========  ==========  ==========  ===========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     32,929      30,656      36,185      23,919      190,598     153,758
   Shares Issued in Lieu of Cash Distributions.....      3,972       1,817       3,432       2,658       18,393      14,162
   Shares Redeemed.................................    (26,322)    (25,853)    (22,604)    (14,657)    (112,419)    (73,947)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     10,579       6,620      17,013      11,920       96,572      93,973
                                                    ==========  ==========  ==========  ==========  ===========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)                                           $   23,599  $   14,529  $    8,708  $    5,725  $    25,255  $   13,366

--------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   International            Japanese          Asia Pacific
                                                                   Small Company          Small Company       Small Company
                                                                     Portfolio              Portfolio           Portfolio
                                                              -----------------------  ------------------  ------------------
                                                                  Year        Year       Year      Year      Year      Year
                                                                 Ended       Ended      Ended     Ended     Ended     Ended
                                                                Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                  2012        2011       2012      2011      2012      2011
                                                              -----------  ----------  --------  --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).............................. $   152,324  $  146,577  $  5,072  $  2,693  $  7,452  $  4,845
   Net Realized Gain (Loss) on:..............................
       Investment Securities Sold............................      53,955     205,897    (5,341)   (5,587)    4,091     8,959
       Futures...............................................           9        (271)      (75)       --       (33)       --
       Foreign Currency Transactions*........................         401        (103)      120        14       (56)       85
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency............     133,610    (571,803)   (6,790)   13,164     6,664   (21,184)
       Futures...............................................          (1)         --         1        --         1        --
       Translation of Foreign Currency Denominated
         Amounts.............................................        (530)       (340)      (23)      (61)      (12)       18
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations........................     339,768    (220,043)   (7,036)   10,223    18,107    (7,277)
                                                              -----------  ----------  --------  --------  --------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............................    (163,885)   (179,486)   (4,541)   (2,305)   (9,333)   (6,964)
   Net Long-Term Gains:
       Institutional Class Shares............................    (108,621)         --        --        --        --        --
                                                              -----------  ----------  --------  --------  --------  --------
          Total Distributions................................    (272,506)   (179,486)   (4,541)   (2,305)   (9,333)   (6,964)
                                                              -----------  ----------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued.............................................   1,391,405   1,380,524   198,642    74,211   110,755    54,555
   Shares Issued in Lieu of Cash Distributions...............     262,078     171,227     4,202     2,020     8,531     6,350
   Shares Redeemed...........................................  (1,131,600)   (829,801)  (60,419)  (35,962)  (29,131)  (38,913)
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions.....................................     521,883     721,950   142,425    40,269    90,155    21,992
                                                              -----------  ----------  --------  --------  --------  --------
          Total Increase (Decrease) in Net Assets............     589,145     322,421   130,848    48,187    98,929     7,751
Net Assets
   Beginning of Period.......................................   5,834,015   5,511,594   163,120   114,933   139,262   131,511
                                                              -----------  ----------  --------  --------  --------  --------
   End of Period............................................. $ 6,423,160  $5,834,015  $293,968  $163,120  $238,191  $139,262
                                                              ===========  ==========  ========  ========  ========  ========
(1) Shares Issued and Redeemed:
   Shares Issued.............................................      95,525      81,929    12,557     4,725     5,147     2,200
   Shares Issued in Lieu of Cash Distributions...............      19,065      10,276       282       133       410       249
   Shares Redeemed...........................................     (77,790)    (50,113)   (3,928)   (2,288)   (1,342)   (1,533)
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued
            and Redeemed.....................................      36,800      42,092     8,911     2,570     4,215       916
                                                              ===========  ==========  ========  ========  ========  ========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)........................... $     3,290  $    6,376  $  1,728  $  1,041  $    779  $  1,047

--------
* Net of foreign capital gain taxes withheld of $4, $0, $0, $0, $0, and $0, respectively.


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                United Kingdom       Continental        DFA International
                                                                Small Company       Small Company    Real Estate Securities
                                                                  Portfolio           Portfolio             Portfolio
                                                              -----------------  ------------------  ----------------------
                                                                Year      Year     Year      Year       Year        Year
                                                               Ended     Ended    Ended     Ended      Ended       Ended
                                                              Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,
                                                                2012      2011     2012      2011       2012        2011
                                                              --------  -------- --------  --------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).............................. $    856  $ 1,146  $  3,068  $  3,026  $   66,041  $   58,347
   Net Realized Gain (Loss) on:..............................
       Investment Securities Sold............................     (281)   1,011    (2,677)    3,433     (33,417)    (74,845)
       Futures...............................................        6       --       (25)      (16)         --          --
       Foreign Currency Transactions.........................        6        1       (25)      (34)         34         223
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............    5,744   (2,107)      585   (21,048)    228,123       3,153
       Translation of Foreign Currency Denominated
         Amounts.............................................       (2)       2        72         3         (24)        (99)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations........................    6,329       53       998   (14,636)    260,757     (13,221)
                                                              --------  -------  --------  --------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............................     (992)  (1,071)   (2,958)   (3,562)    (54,030)   (107,338)
                                                              --------  -------  --------  --------  ----------  ----------
          Total Distributions................................     (992)  (1,071)   (2,958)   (3,562)    (54,030)   (107,338)
                                                              --------  -------  --------  --------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.............................................    1,858    3,802    11,823    18,358     416,378     322,549
   Shares Issued in Lieu of Cash Distributions...............      752      818     2,148     2,856      53,300     106,188
   Shares Redeemed...........................................  (10,500)  (3,484)  (23,147)  (13,670)   (204,853)   (206,576)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions.....................................   (7,890)   1,136    (9,176)    7,544     264,825     222,161
                                                              --------  -------  --------  --------  ----------  ----------
          Total Increase (Decrease) in Net Assets............   (2,553)     118   (11,136)  (10,654)    471,552     101,602
Net Assets
   Beginning of Period.......................................   33,869   33,751   117,452   128,106   1,060,156     958,554
                                                              --------  -------  --------  --------  ----------  ----------
   End of Period............................................. $ 31,316  $33,869  $106,316  $117,452  $1,531,708  $1,060,156
                                                              ========  =======  ========  ========  ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued.............................................       76      158       842     1,086      84,674      62,870
   Shares Issued in Lieu of Cash Distributions...............       34       33       166       164      12,309      21,940
   Shares Redeemed...........................................     (429)    (138)   (1,693)     (801)    (42,864)    (40,236)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) from Shares Issued
            and Redeemed.....................................     (319)      53      (685)      449      54,119      44,574
                                                              ========  =======  ========  ========  ==========  ==========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)........................... $    149  $   279  $    280  $     27  $  (46,274) $  (53,267)


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               DFA Global           DFA International        International
                                                         Real Estate Securities      Small Cap Value         Vector Equity
                                                               Portfolio                Portfolio              Portfolio
                                                         ---------------------  ------------------------  -------------------
                                                            Year        Year        Year         Year        Year      Year
                                                           Ended       Ended       Ended        Ended       Ended     Ended
                                                          Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,  Oct. 31,
                                                            2012        2011        2012         2011        2012      2011
                                                         ----------  ---------  -----------  -----------  ---------  --------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)......................... $   36,495  $  37,948  $   176,655  $   168,945  $  14,617  $ 11,568
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................     (2,760)    (4,706)     130,909      146,129      2,944     6,572
       Foreign Currency Transactions*...................         --         --        1,183          115        (98)      126
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................    138,125      1,312      203,828     (659,162)    13,867   (47,642)
       Translation of Foreign Currency
         Denominated Amounts............................         --         --         (393)        (833)       (30)      (27)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    171,860     34,554      512,182     (344,806)    31,300   (29,403)
                                                         ----------  ---------  -----------  -----------  ---------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.......................    (25,716)   (41,423)    (187,200)    (182,741)   (14,204)  (11,774)
   Net Short-Term Gains:
       Institutional Class Shares.......................         --         --      (11,429)          --         --        --
   Net Long-Term Gains:
       Institutional Class Shares.......................         --         --     (126,221)    (138,537)    (6,473)   (2,419)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Total Distributions...........................    (25,716)   (41,423)    (324,850)    (321,278)   (20,677)  (14,193)
                                                         ----------  ---------  -----------  -----------  ---------  --------
Capital Share Transactions (1):
   Shares Issued........................................    445,794    372,793    1,698,080    1,422,232    241,502   139,795
   Shares Issued in Lieu of Cash Distributions..........     25,115     40,672      304,574      303,336     19,813    13,500
   Shares Redeemed......................................   (170,854)  (232,709)  (1,382,520)  (1,255,658)  (121,119)  (62,242)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    300,055    180,756      620,134      469,910    140,196    91,053
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Total Increase (Decrease) in Net
            Assets......................................    446,199    173,887      807,466     (196,174)   150,819    47,457
Net Assets
   Beginning of Period..................................    869,348    695,461    7,459,144    7,655,318    410,580   363,123
                                                         ----------  ---------  -----------  -----------  ---------  --------
   End of Period........................................ $1,315,547  $ 869,348  $ 8,266,610  $ 7,459,144  $ 561,399  $410,580
                                                         ==========  =========  ===========  ===========  =========  ========
(1) Shares Issued and Redeemed:
   Shares Issued........................................     51,866     45,423      117,598       86,184     27,490    13,326
   Shares Issued in Lieu of Cash Distributions..........      3,385      5,345       22,510       18,285      2,341     1,293
   Shares Redeemed......................................    (20,069)   (28,834)     (97,364)     (75,870)   (13,627)   (5,988)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     35,182     21,934       42,744       28,599     16,204     8,631
                                                         ==========  =========  ===========  ===========  =========  ========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)............................................... $   11,623  $   1,177  $    14,647  $    21,874  $   1,456  $    782

--------
* Net of foreign capital gain taxes withheld of $0, $0, $13, $0, $1, and $0, respectively.

See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                         Selectively
                                                                     World ex U.S.   Hedged Global Equity    Emerging Markets
                                                                    Value Portfolio       Portfolio              Portfolio
                                                                   ----------------  -------------------- ----------------------
                                                                                            Period
                                                                     Year     Year         Nov. 14,          Year        Year
                                                                    Ended    Ended        2011(a) to        Ended       Ended
                                                                   Oct. 31, Oct. 31,       Oct. 31,        Oct. 31,    Oct. 31,
                                                                     2012     2011           2012            2012        2011
                                                                   -------- -------- -------------------- ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)................................... $ 1,596  $ 1,131        $   536        $   54,306  $   49,480
   Capital Gain Distributions Received from
       Affiliated Investment Companies............................      79       48             --                --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.................................      61   (6,148)          (275)           31,303      94,878
       Futures....................................................      (1)      --            110                --          --
       Foreign Currency Transactions*.............................     (10)      (4)           163              (543)     (1,059)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................     430   (1,774)         2,557            25,377    (309,714)
       Futures....................................................      --       --            (17)               --          --
       Translation of Foreign Currency Denominated
         Amounts..................................................      (1)     (13)           (93)               18        (109)
   Change in Deferred Thailand Capital Gains Tax .................      --        3             --                --       4,215
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................   2,154   (6,757)         2,981           110,461    (162,309)
                                                                   -------  -------        -------        ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.................................  (1,432)  (1,006)          (534)          (49,445)    (42,779)
   Net Short-Term Gains:
       Institutional Class Shares.................................      (6)     (19)            --                --         (77)
   Net Long-Term Gains:
       Institutional Class Shares.................................      --     (195)            --           (90,351)   (136,141)
                                                                   -------  -------        -------        ----------  ----------
          Total Distributions.....................................  (1,438)  (1,220)          (534)         (139,796)   (178,997)
                                                                   -------  -------        -------        ----------  ----------
Capital Share Transactions (1):
   Shares Issued..................................................  15,365   32,244         32,522           860,651     668,299
   Shares Issued in Lieu of Cash Distributions....................   1,370    1,211            533           130,084     164,271
   Shares Redeemed................................................  (7,419)  (7,929)          (552)         (477,258)   (550,727)
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................   9,316   25,526         32,503           513,477     281,843
                                                                   -------  -------        -------        ----------  ----------
          Total Increase (Decrease) in Net Assets.................  10,032   17,549         34,950           484,142     (59,463)
Net Assets
   Beginning of Period............................................  47,165   29,616             --         2,313,035   2,372,498
                                                                   -------  -------        -------        ----------  ----------
   End of Period.................................................. $57,197  $47,165        $34,950        $2,797,177  $2,313,035
                                                                   =======  =======        =======        ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued..................................................   1,625    2,801          3,216            34,114      22,995
   Shares Issued in Lieu of Cash Distributions....................     152      108             53             5,452       5,590
   Shares Redeemed................................................    (756)    (782)           (53)          (18,952)    (18,667)
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................   1,021    2,127          3,216            20,614       9,918
                                                                   =======  =======        =======        ==========  ==========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)................................ $   330  $   168        $   166        $    8,306  $    6,113

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $1, $0, $13 and $851, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       Emerging Markets                                   Emerging Markets
                                                           Small Cap            Emerging Markets            Core Equity
                                                           Portfolio             Value Portfolio             Portfolio
                                                    ----------------------  ------------------------  -----------------------
                                                       Year        Year         Year         Year         Year        Year
                                                      Ended       Ended        Ended        Ended        Ended       Ended
                                                     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                       2012        2011         2012         2011         2012        2011
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   46,726  $   36,127  $   308,227  $   259,300  $   155,928  $  100,756
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................    101,576      27,050      362,676      193,129       (8,860)     20,186
       Futures.....................................       (812)         --       (1,255)          --        1,190          --
       Foreign Currency Transactions*..............     (1,523)     (1,258)      (4,701)      (3,612)      (1,300)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................      9,556    (354,184)    (535,878)  (2,865,375)     122,105    (717,993)
       Translation of Foreign Currency
         Denominated Amounts.......................        (21)        (31)        (113)          (5)         (51)         25
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --       3,533           --       16,079           --       5,965
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    155,502    (288,763)     128,956   (2,400,484)     269,012    (595,110)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares.............................         --          --       (1,576)        (532)          --          --
       Institutional Class Shares..................    (40,500)    (33,950)    (285,978)    (223,890)    (139,837)    (86,292)
   Net Short-Term Gains:
       Class R2 Shares.............................         --          --           --         (224)          --          --
       Institutional Class Shares..................         --          --           --      (67,767)          --          --
   Net Long-Term Gains:
       Class R2 Shares.............................         --          --       (1,207)      (1,580)          --          --
       Institutional Class Shares..................    (37,112)    (58,359)    (187,999)    (477,706)          --          --
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Total Distributions......................    (77,612)    (92,309)    (476,760)    (771,699)    (139,837)    (86,292)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................  1,164,899     694,159    5,108,640    6,491,870    4,068,293   2,524,065
   Shares Issued in Lieu of Cash
     Distributions.................................     68,580      74,466      439,131      711,366      126,291      77,358
   Shares Redeemed.................................   (236,441)   (387,846)  (2,319,607)  (1,805,221)  (1,096,525)   (732,430)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    997,038     380,779    3,228,164    5,398,015    3,098,059   1,868,993
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................  1,074,928        (293)   2,880,360    2,225,832    3,227,234   1,187,591
Net Assets
   Beginning of Period.............................  1,832,745   1,833,038   13,808,370   11,582,538    5,367,473   4,179,882
                                                    ----------  ----------  -----------  -----------  -----------  ----------
   End of Period................................... $2,907,673  $1,832,745  $16,688,730  $13,808,370  $ 8,594,707  $5,367,473
                                                    ==========  ==========  ===========  ===========  ===========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     59,256      31,956      181,833      190,904      218,730     122,538
   Shares Issued in Lieu of Cash
     Distributions.................................      3,782       3,241       16,750       20,921        7,108       3,743
   Shares Redeemed.................................    (12,340)    (18,437)     (82,979)     (55,156)     (60,020)    (35,958)
   Shares Reduced by Conversion of Shares
     (Note G)......................................         --          --           --      (19,608)          --          --
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................     50,698      16,760      115,604      137,061      165,818      90,323
                                                    ==========  ==========  ===========  ===========  ===========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $    6,451  $    1,396  $    40,292  $    33,870  $    26,576  $   15,280

--------
* Net of foreign capital gain taxes withheld of $86, $637, $310, $1,682, $541 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      Enhanced U.S. Large Company Portfolio
                                                      ------------------------------------------------------------------
                                                                                                    Period
                                                        Year      Year      Year       Year        Dec. 1,          Year
                                                       Ended     Ended     Ended      Ended        2007 to         Ended
                                                      Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,      Oct. 31,       Nov. 30,
                                                        2012      2011      2010       2009          2008           2007
                                                      --------  --------  --------  --------    --------        --------
Net Asset Value, Beginning of Period ................ $   8.15  $   7.53  $   6.48  $   6.47    $  10.91        $  10.95
                                                      --------  --------  --------  --------    --------        --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)...................     0.07      0.07      0.07      0.05        0.39            0.30
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................     1.20      0.56      1.05      0.61       (3.74)           0.45
                                                      --------  --------  --------  --------    --------        --------
       Total From Investment Operations..............     1.27      0.63      1.12      0.66       (3.35)           0.75
                                                      --------  --------  --------  --------    --------        --------
Less Distributions
------------------
   Net Investment Income.............................    (0.13)    (0.01)    (0.07)    (0.59)      (0.36)          (0.36)
   Net Realized Gains................................       --        --        --     (0.06)      (0.73)          (0.43)
                                                      --------  --------  --------  --------    --------        --------
       Total Distributions...........................    (0.13)    (0.01)    (0.07)    (0.65)      (1.09)          (0.79)
                                                      --------  --------  --------  --------    --------        --------
Net Asset Value, End of Period....................... $   9.29  $   8.15  $   7.53  $   6.48    $   6.47        $  10.91
                                                      ========  ========  ========  ========    ========        ========
Total Return.........................................    15.84%     8.41%    17.40%    12.23%     (33.89)%(C)       7.13%
                                                      --------  --------  --------  --------    --------        --------
Net Assets, End of Period (thousands)................ $190,011  $171,128  $157,730  $165,231    $200,331        $337,050
Ratio of Expenses to Average Net Assets..............     0.25%     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)
Ratio of Net Investment Income to Average Net Assets      0.80%     0.86%     0.98%     0.86%       4.74%(B)        2.67%
Portfolio Turnover Rate..............................       76%      140%       78%       46%*       N/A             N/A

                                                                       U.S. Large Cap Value Portfolio
                                        -----------------------------------------------------------------------------
                                                                                                         Period
                                             Year           Year           Year           Year          Dec. 1,
                                            Ended          Ended          Ended          Ended          2007 to
                                           Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,        Oct. 31,
                                             2012           2011           2010           2009            2008
                                        ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of
  Period .............................. $    19.29     $    18.58     $    15.81     $    14.58     $    24.44
                                        ----------     ----------     ----------     ----------     ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.41           0.33           0.33           0.31           0.36
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       3.04           0.70           2.76           1.28          (8.83)
                                        ----------     ----------     ----------     ----------     ----------
       Total From Investment
         Operations....................       3.45           1.03           3.09           1.59          (8.47)
                                        ----------     ----------     ----------     ----------     ----------
Less Distributions
------------------
   Net Investment Income...............      (0.40)         (0.32)         (0.32)         (0.34)         (0.35)
   Net Realized Gains..................         --             --             --          (0.02)         (1.04)
                                        ----------     ----------     ----------     ----------     ----------
       Total Distributions.............      (0.40)         (0.32)         (0.32)         (0.36)         (1.39)
                                        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period......... $    22.34     $    19.29     $    18.58     $    15.81     $    14.58
                                        ==========     ==========     ==========     ==========     ==========
Total Return...........................      18.14%          5.53%         19.72%         11.76%        (36.63)%(C)
                                        ----------     ----------     ----------     ----------     ----------
Net Assets, End of Period
  (thousands).......................... $8,334,585     $7,340,344     $6,921,036     $5,863,652     $5,330,448
Ratio of Expenses to Average Net
  Assets...............................       0.27%(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)
Ratio of Net Investment Income to
  Average Net Assets...................       1.99%          1.63%          1.86%          2.26%          1.86%(B)
Portfolio Turnover Rate................        N/A            N/A            N/A            N/A            N/A

                                        -----------

                                             Year
                                            Ended
                                           Nov. 30,
                                             2007
                                        ----------
Net Asset Value, Beginning of
  Period .............................. $    25.40
                                        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.33
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................      (0.43)
                                        ----------
       Total From Investment
         Operations....................      (0.10)
                                        ----------
Less Distributions
------------------
   Net Investment Income...............      (0.32)
   Net Realized Gains..................      (0.54)
                                        ----------
       Total Distributions.............      (0.86)
                                        ----------
Net Asset Value, End of Period......... $    24.44
                                        ==========
Total Return...........................      (0.49)%
                                        ----------
Net Assets, End of Period
  (thousands).......................... $7,535,552
Ratio of Expenses to Average Net
  Assets...............................       0.27%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       1.28%
Portfolio Turnover Rate................        N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                 U.S. Targeted Value Portfolio-Class R1 Shares+
                               -------------------------------------------
                                                                       Period
                                 Year     Year     Year     Year      Jan. 31,
                                Ended    Ended    Ended    Ended      2008(a)
                               Oct. 31, Oct. 31, Oct. 31, Oct. 31,    to Oct.
                                 2012     2011     2010     2009      31, 2008
                               -------- -------- -------- -------- --------
Net Asset Value, Beginning of
  Period...................... $ 15.32  $ 14.75  $ 11.73  $ 10.92  $ 14.69
                               -------  -------  -------  -------  -------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)................    0.15     0.10     0.07     0.12     0.13
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized)..........    2.06     0.60     3.07     0.87    (3.76)
                               -------  -------  -------  -------  -------
       Total From
         Investment
         Operations...........    2.21     0.70     3.14     0.99    (3.63)
                               -------  -------  -------  -------  -------
Less Distributions
------------------
   Net Investment Income......   (0.13)   (0.10)   (0.12)   (0.18)   (0.14)
   Net Realized Gains.........   (0.12)   (0.03)      --       --       --
                               -------  -------  -------  -------  -------
       Total
         Distributions........   (0.25)   (0.13)   (0.12)   (0.18)   (0.14)
                               -------  -------  -------  -------  -------
Net Asset Value, End of
  Period...................... $ 17.28  $ 15.32  $ 14.75  $ 11.73  $ 10.92
                               =======  =======  =======  =======  =======
Total Return..................   14.67%    4.69%   26.93%    9.36%  (24.96)%(C)
                               -------  -------  -------  -------  -------
Net Assets, End of Period
  (thousands)................. $49,423  $45,132  $41,316  $31,393  $25,599
Ratio of Expenses to Average
  Net Assets..................    0.48%    0.48%    0.49%    0.52%    0.50%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets                          0.93%    0.61%    0.59%    1.12%    1.24%(B)(E)
Portfolio Turnover Rate.......      20%      23%      20%      17%      20%(C)

                                 U.S. Targeted Value Portfolio-Class R2 Shares+
                               -------------------------------------------
                                                                       Period
                                 Year     Year     Year     Year      June 30,
                                Ended    Ended    Ended    Ended      2008(a)
                               Oct. 31, Oct. 31, Oct. 31, Oct. 31,    to Oct.
                                 2012     2011     2010     2009      31, 2008
                               -------- -------- -------- -------- --------
Net Asset Value, Beginning of
  Period...................... $ 15.31  $ 14.76   $11.74   $10.91  $ 13.94
                               -------  -------   ------   ------  -------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)................    0.13     0.07     0.05     0.10     0.05
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized)..........    2.05     0.60     3.07     0.88    (3.02)
                               -------  -------   ------   ------  -------
       Total From
         Investment
         Operations...........    2.18     0.67     3.12     0.98    (2.97)
                               -------  -------   ------   ------  -------
Less Distributions
------------------
   Net Investment Income......   (0.11)   (0.09)   (0.10)   (0.15)   (0.06)
   Net Realized Gains.........   (0.12)   (0.03)      --       --       --
                               -------  -------   ------   ------  -------
       Total
         Distributions........   (0.23)   (0.12)   (0.10)   (0.15)   (0.06)
                               -------  -------   ------   ------  -------
Net Asset Value, End of
  Period...................... $ 17.26  $ 15.31   $14.76   $11.74  $ 10.91
                               =======  =======   ======   ======  =======
Total Return..................   14.46%    4.50%   26.66%    9.23%  (21.40)%(C)
                               -------  -------   ------   ------  -------
Net Assets, End of Period
  (thousands)................. $12,754  $10,918   $5,967   $2,930  $ 1,715
Ratio of Expenses to Average
  Net Assets..................    0.63%    0.63%    0.64%    0.67%    0.66%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets                          0.78%    0.42%    0.44%    0.91%    1.35%(B)(E)
Portfolio Turnover Rate.......      20%      23%      20%      17%      20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  U.S. Targeted Value Portfolio-Institutional Class Shares
                                        ----------------------------------------------------------------------
                                                                                           Period
                                           Year        Year        Year        Year       Dec. 1,          Year
                                          Ended       Ended       Ended       Ended       2007 to         Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,       Nov. 30,
                                           2012        2011        2010        2009         2008           2007
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, Beginning of
  Period .............................. $    15.32  $    14.76  $    11.70  $    10.84  $  15.89      $  18.69
                                        ----------  ----------  ----------  ----------  --------      --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.17        0.12        0.09        0.12      0.18          0.20
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       2.06        0.59        3.06        0.88     (4.68)        (1.32)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total From Investment
         Operations....................       2.23        0.71        3.15        1.00     (4.50)        (1.12)
                                        ----------  ----------  ----------  ----------  --------      --------
Less Distributions
------------------
   Net Investment Income...............      (0.15)      (0.12)      (0.09)      (0.14)    (0.15)        (0.20)
   Net Realized Gains..................      (0.12)      (0.03)         --          --     (0.40)        (1.48)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total Distributions.............      (0.27)      (0.15)      (0.09)      (0.14)    (0.55)        (1.68)
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, End of Period......... $    17.28  $    15.32  $    14.76  $    11.70  $  10.84      $  15.89
                                        ==========  ==========  ==========  ==========  ========      ========
Total Return...........................      14.78%       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%
                                        ----------  ----------  ----------  ----------  --------      --------
Net Assets, End of Period
  (thousands)                           $2,989,632  $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805
Ratio of Expenses to Average Net
  Assets.                                     0.38%       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**
Ratio of Net Investment Income to
  Average Net Assets                          1.03%       0.71%       0.69%       1.19%     1.39%(B)      1.12%
Portfolio Turnover Rate................         20%         23%         20%         17%       20%(C)         9%(C)*

                                                                  U.S. Small Cap Value Portfolio
                                        ------------------------------------------------------------------------------
                                                                                               Period
                                           Year        Year        Year         Year          Dec. 1,            Year
                                          Ended       Ended       Ended        Ended          2007 to           Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                           2012        2011        2010         2009            2008             2007
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period .............................. $    23.50  $    22.49  $    17.69  $    16.32    $    26.49        $    31.59
                                        ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.20        0.16        0.09        0.04          0.18              0.30
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       3.38        1.00        4.79        1.54         (7.86)            (2.72)
                                        ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
         Operations....................       3.58        1.16        4.88        1.58         (7.68)            (2.42)
                                        ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...............      (0.18)      (0.15)      (0.08)      (0.21)        (0.22)            (0.28)
   Net Realized Gains..................      (0.33)         --          --          --         (2.27)            (2.40)
                                        ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.............      (0.51)      (0.15)      (0.08)      (0.21)        (2.49)            (2.68)
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, End of Period......... $    26.57  $    23.50  $    22.49  $    17.69    $    16.32        $    26.49
                                        ==========  ==========  ==========  ==========    ==========        ==========
Total Return...........................      15.60%       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Assets, End of Period
  (thousands).......................... $7,088,470  $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846
Ratio of Expenses to Average Net
  Assets...............................       0.52%       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       0.78%       0.62%       0.43%       0.27%         0.86%(B)          0.98%
Portfolio Turnover Rate................         15%         14%         19%         21%+         N/A               N/A

--------
* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          U.S. Core Equity 1 Portfolio
                                   --------------------------------------------------------------------------
                                                                                       Period
                                      Year        Year        Year        Year        Dec. 1,         Year
                                     Ended       Ended       Ended       Ended        2007 to        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                      2012        2011        2010        2009          2008          2007
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of
  Period ......................... $    10.78  $    10.18  $     8.54  $     7.81  $    11.83      $    11.50
                                   ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)....................       0.21        0.17        0.15        0.15        0.17            0.19
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       1.32        0.59        1.61        0.73       (4.03)           0.35
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...............       1.53        0.76        1.76        0.88       (3.86)           0.54
                                   ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........      (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.18)
   Net Realized Gains.............         --          --          --          --          --           (0.03)
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions........      (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.21)
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of
  Period.......................... $    12.11  $    10.78  $    10.18  $     8.54  $     7.81      $    11.83
                                   ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      14.29%       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)                      $4,876,973  $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031
Ratio of Expenses to Average
  Net Assets.                            0.19%       0.20%       0.20%       0.22%       0.20%(B)        0.20%
Ratio of Net Investment
  Income to Average Net Assets           1.79%       1.49%       1.53%       2.02%       1.78%(B)        1.53%
Portfolio Turnover Rate...........          3%          5%          4%          7%          5%(C)          10%

                                                          U.S. Core Equity 2 Portfolio
                                   --------------------------------------------------------------------------
                                                                                       Period
                                      Year        Year        Year        Year        Dec. 1,         Year
                                     Ended       Ended       Ended       Ended        2007 to        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                      2012        2011        2010        2009          2008          2007
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of
  Period ......................... $    10.61  $    10.06  $     8.39  $     7.73  $    11.77      $    11.65
                                   ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)....................       0.20        0.16        0.14        0.14        0.17            0.19
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       1.36        0.54        1.64        0.66       (4.04)           0.13
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...............       1.56        0.70        1.78        0.80       (3.87)           0.32
                                   ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........      (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.17)
   Net Realized Gains.............         --          --          --          --          --           (0.03)
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions........      (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.20)
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of
  Period.......................... $    11.99  $    10.61  $    10.06  $     8.39  $     7.73      $    11.77
                                   ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      14.81%       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)                      $6,923,984  $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420
Ratio of Expenses to Average
  Net Assets.                            0.22%       0.22%       0.23%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment
  Income to Average Net Assets           1.74%       1.42%       1.47%       1.89%       1.77%(B)        1.55%
Portfolio Turnover Rate...........          5%          9%          7%          4%          8%(C)           7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Vector Equity Portfolio
                                        ----------------------------------------------------------------------
                                                                                           Period
                                           Year        Year        Year        Year       Dec. 1,        Year
                                          Ended       Ended       Ended       Ended       2007 to       Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                           2012        2011        2010        2009         2008         2007
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, Beginning of
  Period............................... $    10.28  $     9.82  $     8.03  $     7.48  $  11.38      $  11.79
                                        ----------  ----------  ----------  ----------  --------      --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.16        0.12        0.10        0.11      0.15          0.16
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       1.32        0.46        1.79        0.57     (3.89)        (0.25)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total From Investment
         Operations....................       1.48        0.58        1.89        0.68     (3.74)        (0.09)
                                        ----------  ----------  ----------  ----------  --------      --------
Less Distributions
------------------
   Net Investment Income...............      (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.14)
   Net Realized Gains..................         --          --          --          --        --         (0.18)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total Distributions.............      (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.32)
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, End of Period......... $    11.61  $    10.28  $     9.82  $     8.03  $   7.48      $  11.38
                                        ==========  ==========  ==========  ==========  ========      ========
Total Return...........................      14.55%       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%
                                        ----------  ----------  ----------  ----------  --------      --------
Net Assets, End of Period
  (thousands).......................... $2,009,177  $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average Net
  Assets...............................       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees)                                       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment Income to
  Average Net Assets...................       1.45%       1.11%       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate................          9%         10%         11%         11%       11%(C)        14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 U.S. Small Cap Portfolio
                                    ------------------------------------------------------------------------------
                                                                                           Period
                                       Year        Year        Year         Year          Dec. 1,            Year
                                      Ended       Ended       Ended        Ended          2007 to           Ended
                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                       2012        2011        2010         2009            2008             2007
                                    ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period........................... $    20.55  $    19.06  $    14.89  $    13.35    $    20.64        $    22.46
                                    ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).       0.25        0.18        0.13        0.06          0.14              0.21
   Net Gains (Losses) on
     Securities
     (Realized and Unrealized).....       2.53        1.49        4.17        1.65         (6.08)            (0.66)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
          Operations...............       2.78        1.67        4.30        1.71         (5.94)            (0.45)
                                    ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...........      (0.22)      (0.18)      (0.13)      (0.17)        (0.17)            (0.21)
   Net Realized Gains..............         --          --          --          --         (1.18)            (1.16)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.........      (0.22)      (0.18)      (0.13)      (0.17)        (1.35)            (1.37)
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Asset Value, End of
     Period........................ $    23.11  $    20.55  $    19.06  $    14.89    $    13.35        $    20.64
                                    ==========  ==========  ==========  ==========    ==========        ==========
   Total Return....................      13.61%       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Assets, End of Period
     (thousands)................... $4,563,345  $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093
   Ratio of Expenses to
     Average Net Assets............       0.37%       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)
   Ratio of Net Investment
     Income to Average Net
     Assets........................       1.14%       0.84%       0.76%       0.50%         0.86%(B)          0.95%
   Portfolio Turnover Rate.........         16%         23%         19%         17%*         N/A               N/A
                                    ----------  ----------  ----------  ----------    ----------        ----------

                                                                 U.S. Micro Cap Portfolio
                                    ------------------------------------------------------------------------------
                                                                                           Period
                                       Year        Year        Year         Year          Dec. 1,            Year
                                      Ended       Ended       Ended        Ended          2007 to           Ended
                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                       2012        2011        2010         2009            2008             2007
                                    ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period........................... $    13.24  $    12.25  $     9.57  $     9.19    $    14.80        $    16.83
                                    ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).       0.14        0.09        0.06        0.03          0.10              0.14
   Net Gains (Losses) on
     Securities
     (Realized and Unrealized).....       1.59        0.99        2.68        0.54         (4.32)            (0.69)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
          Operations...............       1.73        1.08        2.74        0.57         (4.22)            (0.55)
                                    ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...........      (0.13)      (0.09)      (0.06)      (0.19)        (0.13)            (0.13)
   Net Realized Gains..............         --          --          --          --         (1.26)            (1.35)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.........      (0.13)      (0.09)      (0.06)      (0.19)        (1.39)            (1.48)
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Asset Value, End of
     Period........................ $    14.84  $    13.24  $    12.25  $     9.57    $     9.19        $    14.80
                                    ==========  ==========  ==========  ==========    ==========        ==========
   Total Return....................      13.13%       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Assets, End of Period
     (thousands)................... $3,437,958  $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371
   Ratio of Expenses to
     Average Net Assets............       0.52%       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)
   Ratio of Net Investment
     Income to Average Net
     Assets........................       0.99%       0.69%       0.58%       0.38%         0.91%(B)          0.89%
   Portfolio Turnover Rate.........         15%         14%          9%         12%*         N/A               N/A
                                    ----------  ----------  ----------  ----------    ----------        ----------

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           DFA Real Estate Securities Portfolio
                                       --------------------------------------------------------------------------
                                                                                           Period
                                          Year        Year        Year        Year        Dec. 1,          Year
                                         Ended       Ended       Ended       Ended        2007 to         Ended
                                        Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                          2012        2011        2010        2009          2008           2007
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    23.25  $    21.24  $    15.29  $    16.16  $    27.20      $    33.80
                                       ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.57        0.40        0.58        0.58        0.64            0.62
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       2.74        1.93        5.92       (0.62)      (9.28)          (5.64)
                                       ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       3.31        2.33        6.50       (0.04)      (8.64)          (5.02)
                                       ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.73)      (0.32)      (0.55)      (0.83)      (0.30)          (0.70)
   Net Realized Gains.................         --          --          --          --       (2.10)          (0.88)
                                       ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions............      (0.73)      (0.32)      (0.55)      (0.83)      (2.40)          (1.58)
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    25.83  $    23.25  $    21.24  $    15.29  $    16.16      $    27.20
                                       ==========  ==========  ==========  ==========  ==========      ==========
Total Return..........................      14.45%      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)......................... $3,716,389  $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457
Ratio of Expenses to Average Net
  Assets..............................       0.22%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)......       0.23%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Net Investment Income to
  Average Net Assets..................       2.29%       1.76%       3.13%       4.54%       3.01%(B)        1.99%
Portfolio Turnover Rate...............          0%          3%          2%          2%         13%(C)          17%
                                       ----------  ----------  ----------  ----------  ----------      ----------

                                                            Large Cap International Portfolio
                                       ---------------------------------------------------------------------------
                                                                                            Period
                                          Year         Year        Year        Year        Dec. 1,         Year
                                         Ended        Ended       Ended       Ended        2007 to        Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011        2010        2009          2008          2007
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    17.91  $    19.42   $    18.02  $    14.81  $    27.18      $    23.60
                                       ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.60        0.63         0.48        0.48        0.68            0.68
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.40       (1.53)        1.43        3.16      (12.06)           3.57
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       1.00       (0.90)        1.91        3.64      (11.38)           4.25
                                       ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.58)      (0.61)       (0.51)      (0.43)      (0.64)          (0.67)
   Net Realized Gains.................         --          --           --          --       (0.35)             --
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions............      (0.58)      (0.61)       (0.51)      (0.43)      (0.99)          (0.67)
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    18.33  $    17.91   $    19.42  $    18.02  $    14.81      $    27.18
                                       ==========  ==========   ==========  ==========  ==========      ==========
Total Return..........................       5.89%      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)......................... $2,055,759  $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180
Ratio of Expenses to Average Net
  Assets..............................       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)......       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Net Investment Income to
  Average Net Assets..................       3.38%       3.19%        2.65%       3.14%       3.18%(B)        2.62%
Portfolio Turnover Rate...............          4%          3%           7%         12%         12%(C)           5%
                                       ----------  ----------   ----------  ----------  ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        International Core Equity Portfolio
                                                    ---------------------------------------------------------------------------
                                                                                                         Period
                                                       Year         Year        Year        Year        Dec. 1,         Year
                                                      Ended        Ended       Ended       Ended        2007 to        Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                       2012         2011        2010        2009          2008          2007
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period............... $     9.89  $    10.78   $     9.79  $     7.46  $    14.35      $    12.82
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).................       0.31        0.33         0.23        0.23        0.37            0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       0.20       (0.89)        0.96        2.32       (6.76)           1.54
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment Operations............       0.51       (0.56)        1.19        2.55       (6.39)           1.89
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income...........................      (0.30)      (0.33)       (0.20)      (0.22)      (0.35)          (0.32)
   Net Realized Gains..............................         --          --           --          --       (0.15)          (0.04)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions.........................      (0.30)      (0.33)       (0.20)      (0.22)      (0.50)          (0.36)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period..................... $    10.10  $     9.89   $    10.78  $     9.79  $     7.46      $    14.35
                                                    ==========  ==========   ==========  ==========  ==========      ==========
Total Return.......................................       5.49%      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands).............. $6,482,738  $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187
Ratio of Expenses to Average Net Assets............       0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)                                   0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Net Investment Income to Average Net
  Assets...........................................       3.18%       2.96%        2.31%       2.84%       3.39%(B)        2.49%
Portfolio Turnover Rate............................          5%          3%           2%          5%          4%(C)           4%

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                         International Small Company Portfolio
                                      ---------------------------------------------------------------------------
                                                                                           Period
                                         Year         Year        Year        Year        Dec. 1,         Year
                                        Ended        Ended       Ended       Ended        2007 to        Ended
                                       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                         2012         2011        2010        2009          2008          2007
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period. $    15.21  $    16.14   $    13.99  $    10.07  $    20.80      $    19.43
                                      ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................       0.38        0.40         0.28        0.28        0.44            0.43
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......       0.39       (0.83)        2.13        3.91       (9.55)           2.07
                                      ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations..................       0.77       (0.43)        2.41        4.19       (9.11)           2.50
                                      ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income.............      (0.42)      (0.50)       (0.26)      (0.27)      (0.45)          (0.46)
   Net Realized Gains................      (0.28)         --           --          --       (1.17)          (0.67)
                                      ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions...........      (0.70)      (0.50)       (0.26)      (0.27)      (1.62)          (1.13)
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period....... $    15.28  $    15.21   $    16.14  $    13.99  $    10.07      $    20.80
                                      ==========  ==========   ==========  ==========  ==========      ==========
Total Return.........................       5.63%      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)........................ $6,423,160  $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209
Ratio of Expenses to Average Net
  Assets (D).........................       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D)..........................       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Net Investment Income to
  Average Net Assets.................       2.58%       2.37%        1.94%       2.48%       2.90%(B)        2.03%
                                      ----------  ----------   ----------  ----------  ----------      ----------

                                                      Japanese Small Company Portfolio
                                      --------------------------------------------------------------
                                                                                 Period
                                        Year      Year      Year      Year      Dec. 1,        Year
                                       Ended     Ended     Ended     Ended      2007 to       Ended
                                      Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                        2012      2011      2010      2009        2008         2007
                                      --------  --------  --------  --------  --------      --------
Net Asset Value, Beginning of Period. $  15.24  $  14.13  $  14.32  $  11.97  $  16.75      $  17.23
                                      --------  --------  --------  --------  --------      --------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................     0.29      0.27      0.22      0.22      0.29          0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......    (0.26)     1.08     (0.18)     2.39     (4.78)        (0.52)
                                      --------  --------  --------  --------  --------      --------
       Total From Investment
         Operations..................     0.03      1.35      0.04      2.61     (4.49)        (0.25)
                                      --------  --------  --------  --------  --------      --------
Less Distributions
   Net Investment Income.............    (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
   Net Realized Gains................       --        --        --        --        --            --
                                      --------  --------  --------  --------  --------      --------
       Total Distributions...........    (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
                                      --------  --------  --------  --------  --------      --------
Net Asset Value, End of Period....... $  14.99  $  15.24  $  14.13  $  14.32  $  11.97      $  16.75
                                      ========  ========  ========  ========  ========      ========
Total Return.........................     0.20%     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%
                                      --------  --------  --------  --------  --------      --------
Net Assets, End of Period
  (thousands)........................ $293,968  $163,120  $114,933  $114,058  $133,373      $199,080
Ratio of Expenses to Average Net
  Assets (D).........................     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D)..........................     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Net Investment Income to
  Average Net Assets.................     1.88%     1.74%     1.52%     1.68%     2.18%(B)      1.51%
                                      --------  --------  --------  --------  --------      --------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   Asia Pacific Small Company Portfolio
                                      --------------------------------------------------------------
                                                                                  Period
                                        Year       Year      Year      Year      Dec. 1,      Year
                                       Ended      Ended     Ended     Ended      2007 to     Ended
                                      Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,   Nov. 30,
                                        2012       2011      2010      2009        2008       2007
                                      --------  --------   --------  --------  --------     --------
Net Asset Value, Beginning of Period
  ................................... $  23.04  $  25.64   $  20.59  $  11.67  $ 28.73      $  20.26
                                      --------  --------   --------  --------  -------      --------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................     0.87      0.85       0.69      0.50     0.83          0.79
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......     0.58     (2.16)      4.99      8.95   (17.04)         8.43
                                      --------  --------   --------  --------  -------      --------
       Total From Investment
         Operations..................     1.45     (1.31)      5.68      9.45   (16.21)         9.22
                                      --------  --------   --------  --------  -------      --------
Less Distributions
   Net Investment Income.............    (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
   Net Realized Gains................       --        --         --        --       --            --
   Return of Capital.................       --        --         --        --       --            --
                                      --------  --------   --------  --------  -------      --------
       Total Distributions...........    (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
                                      --------  --------   --------  --------  -------      --------
Net Asset Value, End of Period....... $  23.22  $  23.04   $  25.64  $  20.59  $ 11.67      $  28.73
                                      ========  ========   ========  ========  =======      ========
Total Return.........................     7.09%    (5.59)%    28.36%    84.11%  (57.94)%(C)    46.55%
                                      --------  --------   --------  --------  -------      --------
Net Assets, End of Period
  (thousands)........................ $238,191  $139,262   $131,511  $101,853  $64,044      $146,307
Ratio of Expenses to Average Net
  Assets(D)..........................     0.59%     0.60%      0.63%     0.65%    0.62%(B)      0.62%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D).......................     0.59%     0.60%      0.61%     0.65%    0.61%(B)      0.59%
Ratio of Net Investment Income to
  Average Net Assets.................     3.91%     3.34%      3.14%     3.53%    3.85%(B)      3.13%
                                      --------  --------   --------  --------  -------      --------

                                                United Kingdom Small Company Portfolio
                                      ---------------------------------------------------------
                                                                              Period
                                        Year     Year      Year     Year     Dec. 1,      Year
                                       Ended    Ended     Ended    Ended     2007 to     Ended
                                      Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,
                                        2012     2011      2010     2009       2008       2007
                                      -------- --------  -------- -------- --------     --------
Net Asset Value, Beginning of Period
  ................................... $ 23.44  $ 24.24   $ 19.83  $ 14.27  $ 31.29      $ 32.97
                                      -------  -------   -------  -------  -------      -------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................    0.69     0.82      0.50     0.55     0.77         0.78
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......    4.47    (0.85)     4.41     5.44   (15.84)       (0.08)
                                      -------  -------   -------  -------  -------      -------
       Total From Investment
         Operations..................    5.16    (0.03)     4.91     5.99   (15.07)        0.70
                                      -------  -------   -------  -------  -------      -------
Less Distributions
   Net Investment Income.............   (0.79)   (0.77)    (0.50)   (0.43)   (0.72)       (1.03)
   Net Realized Gains................      --       --        --       --    (1.22)       (1.35)
   Return of Capital.................      --       --        --       --    (0.01)          --
                                      -------  -------   -------  -------  -------      -------
       Total Distributions...........   (0.79)   (0.77)    (0.50)   (0.43)   (1.95)       (2.38)
                                      -------  -------   -------  -------  -------      -------
Net Asset Value, End of Period....... $ 27.81  $ 23.44   $ 24.24  $ 19.83  $ 14.27      $ 31.29
                                      =======  =======   =======  =======  =======      =======
Total Return.........................   22.82%   (0.28)%   25.37%   42.81%  (50.97)%(C)    1.94%
                                      -------  -------   -------  -------  -------      -------
Net Assets, End of Period
  (thousands)........................ $31,316  $33,869   $33,751  $27,863  $25,883      $37,139
Ratio of Expenses to Average Net
  Assets(D)..........................    0.60%    0.60%     0.60%    0.61%    0.59%(B)     0.59%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D).......................    0.63%    0.62%     0.64%    0.70%    0.65%(B)     0.62%
Ratio of Net Investment Income to
  Average Net Assets.................    2.83%    3.26%     2.39%    3.62%    3.41%(B)     2.28%
                                      -------  -------   -------  -------  -------      -------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       Continental Small Company Portfolio
                                                 ---------------------------------------------------------------------------
                                                                                                         Period
                                                     Year         Year         Year         Year        Dec. 1,         Year
                                                    Ended        Ended        Ended        Ended        2007 to        Ended
                                                   Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Nov. 30,
                                                     2012         2011         2010         2009          2008          2007
                                                 --------     --------     --------     --------     --------       --------
Net Asset Value, Beginning of Period............ $  14.66     $  16.93     $  15.02     $  10.73     $ 22.95        $  20.47
                                                 --------     --------     --------     --------     -------        --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............     0.39         0.39         0.27         0.28        0.52            0.40
   Net Gains (Losses) on Securities
       (Realized and Unrealized)................    (0.17)       (2.20)        1.89         4.29      (11.32)           3.00
                                                 --------     --------     --------     --------     -------        --------
       Total From Investment
          Operations............................     0.22        (1.81)        2.16         4.57      (10.80)           3.40
                                                 --------     --------     --------     --------     -------        --------
Less Distributions
------------------
   Net Investment Income........................    (0.37)       (0.46)       (0.25)       (0.28)      (0.45)          (0.38)
   Net Realized Gains...........................       --           --           --           --       (0.96)          (0.54)
   Return of Capital............................       --           --           --           --       (0.01)             --
                                                 --------     --------     --------     --------     -------        --------
       Total Distributions......................    (0.37)       (0.46)       (0.25)       (0.28)      (1.42)          (0.92)
                                                 --------     --------     --------     --------     -------        --------
Net Asset Value, End of Period.                  $  14.51     $  14.66     $  16.93     $  15.02     $ 10.73        $  22.95
                                                 ========     ========     ========     ========     =======        ========
Total Return....................................     1.85%      (11.09)%      14.85%       43.12%     (49.89)%(C)      16.99%
                                                 --------     --------     --------     --------     -------        --------
Net Assets, End of Period (thousands)........... $106,316     $117,452     $128,106     $110,926     $93,988        $170,909
Ratio of Expenses to Average Net Assets.........     0.59%(D)     0.58%(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)   0.61%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly).........................     0.59%(D)     0.58%(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)
Ratio of Net Investment Income
   (Loss) to Average Net Assets.................     2.78%        2.25%        1.78%        2.39%       3.04%(B)        1.70%
Portfolio Turnover Rate.........................      N/A          N/A          N/A          N/A         N/A             N/A
                                                 --------     --------     --------     --------     -------        --------

                                                               DFA International Real Estate Securities Portfolio
                                                 -----------------------------------------------------------------------
                                                                                                 Period
                                                    Year         Year       Year      Year      Dec. 1,          Period
                                                   Ended      Ended Oct.   Ended     Ended      2007 to     March 1, 2007(a)
                                                  Oct. 31,       31,      Oct. 31,  Oct. 31,    Oct. 31,           to
                                                    2012         2011       2010      2009        2008       Nov. 30, 2007
                                                 ----------  ----------   --------  --------  --------      ----------------
Net Asset Value, Beginning of Period............ $     4.90  $     5.58   $   5.24  $   4.18  $   9.35          $  10.00
                                                 ----------  ----------   --------  --------  --------          --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............       0.27        0.30       0.31      0.26      0.34              0.23
   Net Gains (Losses) on Securities
       (Realized and Unrealized)................       0.75       (0.33)      0.58      0.91     (5.08)            (0.76)
                                                 ----------  ----------   --------  --------  --------          --------
       Total From Investment
          Operations............................       1.02       (0.03)      0.89      1.17     (4.74)            (0.53)
                                                 ----------  ----------   --------  --------  --------          --------
Less Distributions
------------------
   Net Investment Income........................      (0.25)      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
   Net Realized Gains...........................         --          --         --        --        --                --
   Return of Capital............................         --          --         --        --        --                --
                                                 ----------  ----------   --------  --------  --------          --------
       Total Distributions......................      (0.25)      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
                                                 ----------  ----------   --------  --------  --------          --------
Net Asset Value, End of Period.                  $     5.67  $     4.90   $   5.58  $   5.24  $   4.18          $   9.35
                                                 ==========  ==========   ========  ========  ========          ========
Total Return....................................      22.34%      (0.43)%    18.96%    29.25%   (52.85)%(C)        (5.38)%(C)
                                                 ----------  ----------   --------  --------  --------          --------
Net Assets, End of Period (thousands)........... $1,531,708  $1,060,156   $958,554  $742,329  $394,480          $336,840
Ratio of Expenses to Average Net Assets.........       0.41%       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly).........................       0.41%       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Net Investment Income
   (Loss) to Average Net Assets.................       5.45%       5.73%      6.42%     6.40%     5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate.........................          3%          7%         6%        5%        1%(C)             2%(C)
                                                 ----------  ----------   --------  --------  --------          --------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA Global Real Estate Securities Portfolio
                                                   --------------------------------------------------------------
                                                                                                              Period
                                                        Year          Year         Year         Year         June 4,
                                                       Ended         Ended        Ended        Ended        2008(a) to
                                                      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                                        2012          2011         2010         2009           2008
                                                   ----------     --------     --------     --------     ----------
Net Asset Value, Beginning of Period.............. $     8.21     $   8.28     $   6.75     $   6.04      $ 10.00
                                                   ----------     --------     --------     --------      -------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.29         0.41         0.40         0.19           --
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................       1.07         0.06         1.60         0.62        (3.96)
                                                   ----------     --------     --------     --------      -------
       Total From Investment Operations...........       1.36         0.47         2.00         0.81        (3.96)
                                                   ----------     --------     --------     --------      -------
Less Distributions
   Net Investment Income..........................      (0.24)       (0.54)       (0.47)       (0.10)          --
   Net Realized Gains.............................         --           --           --           --           --
                                                   ----------     --------     --------     --------      -------
       Total Distributions........................      (0.24)       (0.54)       (0.47)       (0.10)          --
                                                   ----------     --------     --------     --------      -------
Net Asset Value, End of Period.................... $     9.33     $   8.21     $   8.28     $   6.75      $  6.04
                                                   ==========     ========     ========     ========      =======
Total Return......................................      17.33%        6.17%       31.38%       13.81%      (39.60)%(C)
                                                   ----------     --------     --------     --------      -------
Net Assets, End of Period (thousands)............. $1,315,547     $869,348     $695,461     $432,502      $90,672
Ratio of Expenses to Average Net Assets...........       0.34%(D)     0.41%(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................       0.60%(D)     0.73%(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.38%        5.01%        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate...........................        N/A          N/A          N/A          N/A          N/A
                                                   ----------     --------     --------     --------      -------

                                                                   DFA International Small Cap Value Portfolio
                                                   --------------------------------------------------------------------------
                                                                                                        Period
                                                      Year         Year        Year        Year        Dec. 1,        Year
                                                     Ended        Ended       Ended       Ended        2007 to       Ended
                                                    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,     Nov. 30,
                                                      2012         2011        2010        2009          2008         2007
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Asset Value, Beginning of Period.............. $    14.85  $    16.16   $    14.92  $    10.82  $    22.05     $    21.71
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.34        0.34         0.24        0.26        0.52           0.46
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................       0.61       (0.98)        1.22        4.14       (9.60)          1.66
                                                   ----------  ----------   ----------  ----------  ----------     ----------
       Total From Investment Operations...........       0.95       (0.64)        1.46        4.40       (9.08)          2.12
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Less Distributions
   Net Investment Income..........................      (0.36)      (0.38)       (0.22)      (0.24)      (0.58)         (0.53)
   Net Realized Gains.............................      (0.28)      (0.29)          --       (0.06)      (1.57)         (1.25)
                                                   ----------  ----------   ----------  ----------  ----------     ----------
       Total Distributions........................      (0.64)      (0.67)       (0.22)      (0.30)      (2.15)         (1.78)
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Asset Value, End of Period.................... $    15.16  $    14.85   $    16.16  $    14.92  $    10.82     $    22.05
                                                   ==========  ==========   ==========  ==========  ==========     ==========
Total Return......................................       6.92%      (4.39)%      10.01%      41.42%     (45.17)%(C) 10.25%
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Assets, End of Period (thousands)............. $8,266,610  $7,459,144   $7,655,318  $6,859,957  $4,799,748     $8,180,859
Ratio of Expenses to Average Net Assets...........       0.71%       0.70%        0.70%       0.71%       0.69%(B)       0.69%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................       0.71%       0.70%        0.70%       0.71%       0.69%(B)       0.69%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.30%       2.05%        1.57%       2.19%       3.22%(B)       2.03%
Portfolio Turnover Rate...........................         18%         16%          18%         22%         16%(C)         18%
                                                   ----------  ----------   ----------  ----------  ----------     ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    International Vector Equity Portfolio
                                           -------------------------------------------------
                                                                                        Period
                                             Year       Year      Year      Year      August 14,
                                            Ended      Ended     Ended     Ended      2008(a) to
                                           Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                                             2012       2011      2010      2009         2008
                                           --------  --------   --------  --------  ----------
Net Asset Value, Beginning of Period...... $   9.34  $  10.28   $   9.22  $   6.74   $ 10.00
                                           --------  --------   --------  --------   -------
Income From Investment Operations
   Net Investment Income (Loss) (A).......     0.27      0.29       0.18      0.17      0.06
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............     0.14     (0.87)      1.05      2.46     (3.32)
                                           --------  --------   --------  --------   -------
       Total From Investment
         Operations.......................     0.41     (0.58)      1.23      2.63     (3.26)
                                           --------  --------   --------  --------   -------
Less Distributions
   Net Investment Income..................    (0.27)    (0.29)     (0.17)    (0.15)       --
   Net Realized Gains.....................    (0.15)    (0.07)        --        --        --
                                           --------  --------   --------  --------   -------
       Total Distributions................    (0.42)    (0.36)     (0.17)    (0.15)       --
                                           --------  --------   --------  --------   -------
Net Asset Value, End of Period............ $   9.33  $   9.34   $  10.28  $   9.22   $  6.74
                                           ========  ========   ========  ========   =======
Total Return..............................     4.90%    (5.99)%    13.62%    39.52%   (32.60)%(C)
                                           --------  --------   --------  --------   -------
Net Assets, End of Period (thousands)..... $561,399  $410,580   $363,123  $262,544   $66,774
Ratio of Expenses to Average Net Assets...     0.54%     0.54%      0.54%     0.60%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid
     Indirectly)..........................     0.54%     0.54%      0.53%     0.59%     1.15%(B)(E)
Ratio of Net Investment Income to Average
  Net Assets..............................     2.94%     2.73%      1.91%     2.31%     3.01%(B)(E)
Portfolio Turnover Rate...................        5%       10%         5%        8%        0%(C)
                                           --------  --------   --------  --------   -------

                                                  World ex U.S. Value Portfolio
                                           ----------------------------------

                                              Year        Year        Period Aug.
                                             Ended       Ended        23, 2010(a)
                                            Oct. 31,    Oct. 31,          to
                                              2012        2011       Oct. 31, 2010
                                           --------    --------    -------------
Net Asset Value, Beginning of Period...... $  9.96     $ 11.35        $ 10.00
                                           -------     -------        -------
Income From Investment Operations
   Net Investment Income (Loss) (A).......    0.29        0.30           0.02
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............   (0.05)      (1.35)          1.33
                                           -------     -------        -------
       Total From Investment
         Operations.......................    0.24       (1.05)          1.35
                                           -------     -------        -------
Less Distributions
   Net Investment Income..................   (0.26)      (0.26)            --
   Net Realized Gains.....................      --       (0.08)            --
                                           -------     -------        -------
       Total Distributions................   (0.26)      (0.34)            --
                                           -------     -------        -------
Net Asset Value, End of Period............ $  9.94     $  9.96        $ 11.35
                                           =======     =======        =======
Total Return..............................    2.70%      (9.59)%        13.50%(C)
                                           -------     -------        -------
Net Assets, End of Period (thousands)..... $57,197     $47,165        $29,616
Ratio of Expenses to Average Net Assets...    0.60%(D)    0.60%D)        0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid
     Indirectly)..........................    0.84%(D)    0.91%(D)       1.37%(B)(D)(E)
Ratio of Net Investment Income to Average
  Net Assets..............................    2.97%       2.64%          0.76%(B)(E)
Portfolio Turnover Rate...................     N/A         N/A            N/A
                                           -------     -------        -------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  Selectively Hedged
                                                                Global Equity Portfolio
                                                                -----------------------
                                                                        Period
                                                                       Nov. 14,
                                                                      2011(a) to
                                                                       Oct. 31,
                                                                         2012
                                                                -----------------------
Net Asset Value, Beginning of Period...........................         $ 10.00
                                                                        -------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).............................            0.22
   Net Gains (Losses) on Securities (Realized and Unrealized)..            0.87
                                                                        -------
       Total From Investment Operations........................            1.09
                                                                        -------
Less Distributions
------------------
   Net Investment Income.......................................           (0.22)
   Net Realized Gains..........................................              --
                                                                        -------
       Total Distributions.....................................           (0.22)
                                                                        -------
Net Asset Value, End of Period.................................         $ 10.87
                                                                        =======
Total Return...................................................           11.11%(C)
                                                                        -------
Net Assets, End of Period (thousands)..........................         $34,950
Ratio of Expenses to Average Net Assets(D).....................            0.40%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
  Assumption of Expenses and/or Recovery of Previously Waived
  Fees)(D).....................................................            1.00%(B)(E)
Ratio of Net Investment Income to Average Net Assets...........            2.13%(B)(E)
Portfolio Turnover Rate........................................             N/A

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                Emerging Markets Portfolio
                                       ---------------------------------------------------------------------------
                                                                                            Period
                                          Year         Year        Year        Year        Dec. 1,         Year
                                         Ended        Ended       Ended       Ended        2007 to        Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011        2010        2009          2008          2007
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    26.68  $    30.90   $    25.23  $    17.05  $    35.23      $    25.40
                                       ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.55        0.61         0.48        0.42        0.70            0.64
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.37       (2.53)        6.07        8.42      (16.85)           9.88
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       0.92       (1.92)        6.55        8.84      (16.15)          10.52
                                       ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.50)      (0.53)       (0.46)      (0.41)      (0.69)          (0.53)
   Net Realized Gains.................      (1.04)      (1.77)       (0.42)      (0.25)      (1.34)          (0.16)
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions............      (1.54)      (2.30)       (0.88)      (0.66)      (2.03)          (0.69)
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    26.06  $    26.68   $    30.90  $    25.23  $    17.05      $    35.23
                                       ==========  ==========   ==========  ==========  ==========      ==========
Total Return..........................       4.08%      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)  $2,797,177  $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442
Ratio of Expenses to Average Net
  Assets(D)...........................       0.61%       0.61%        0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment Income to
  Average Net Assets..................       2.14%       2.07%        1.76%       2.15%       2.59%(B)        2.12%
                                       ----------  ----------   ----------  ----------  ----------      ----------

                                                          Emerging Markets Small Cap Portfolio
                                       -------------------------------------------------------------------------
                                                                                           Period
                                          Year         Year        Year        Year       Dec. 1,        Year
                                         Ended        Ended       Ended       Ended       2007 to       Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                          2012         2011        2010        2009         2008         2007
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Asset Value, Beginning of Period.. $    19.85  $    24.26   $    17.45  $     9.33  $  23.74      $    17.96
                                       ----------  ----------   ----------  ----------  --------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.40        0.42         0.34        0.26      0.44            0.31
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.83       (3.67)        6.79        8.14    (12.95)           6.86
                                       ----------  ----------   ----------  ----------  --------      ----------
       Total From Investment
         Operations...................       1.23       (3.25)        7.13        8.40    (12.51)           7.17
                                       ----------  ----------   ----------  ----------  --------      ----------
Less Distributions
   Net Investment Income..............      (0.35)      (0.40)       (0.32)      (0.28)    (0.41)          (0.26)
   Net Realized Gains.................      (0.40)      (0.76)          --          --     (1.49)          (1.13)
                                       ----------  ----------   ----------  ----------  --------      ----------
       Total Distributions............      (0.75)      (1.16)       (0.32)      (0.28)    (1.90)          (1.39)
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Asset Value, End of Period........ $    20.33  $    19.85   $    24.26  $    17.45  $   9.33      $    23.74
                                       ==========  ==========   ==========  ==========  ========      ==========
Total Return..........................       6.71%     (14.03)%      41.33%      91.35%   (57.00)%(C)      42.58%
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Assets, End of Period (thousands)  $2,907,673  $1,832,745   $1,833,038  $1,133,958  $547,329      $1,458,152
Ratio of Expenses to Average Net
  Assets(D)...........................       0.82%       0.79%        0.78%       0.80%     0.77%(B)        0.78%
Ratio of Net Investment Income to
  Average Net Assets..................       2.01%       1.86%        1.70%       2.05%     2.61%(B)        1.48%
                                       ----------  ----------   ----------  ----------  --------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        Emerging Markets Value Portfolio-Class R2 Shares +
                                      ------------------------------------------------

                                        Year     Year      Year     Year        Period
                                       Ended    Ended     Ended    Ended   Jan. 29, 2008(a)
                                      Oct. 31, Oct. 31,  Oct. 31, Oct. 31,        to
                                        2012     2011      2010     2009    Oct. 31, 2008
                                      -------- --------  -------- -------- ----------------
Net Asset Value, Beginning of Period. $ 29.02  $ 36.35   $ 46.84  $ 85.43      $187.35
                                      -------  -------   -------  -------      -------
Income from Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................    0.50     0.20      0.56     0.56         3.93
   Net Gains (Losses) on Securities
     (Realizedand Unrealized)........   (0.45)   (5.45)     9.18    21.36       (92.36)
                                      -------  -------   -------  -------      -------
   Total from Investment
     Operations......................    0.05    (5.25)     9.74    21.92       (88.43)
                                      -------  -------   -------  -------      -------
Less Distributions
------------------
   Net Investment Income.............   (0.47)   (0.45)    (7.12)   (6.00)      (13.49)
   Net Realized Gains................   (0.39)   (1.63)   (13.11)  (54.52)          --
                                      -------  -------   -------  -------      -------
       Total Distributions...........   (0.86)   (2.08)   (20.23)  (60.52)      (13.49)
                                      -------  -------   -------  -------      -------
Net Asset Value, End of Period....... $ 28.21  $ 29.02   $ 36.35  $ 46.83      $ 85.43
                                      =======  =======   =======  =======      =======
Total Return.........................    0.43%  (15.24)%   29.71%   78.29%      (50.51)%(C)
                                      -------  -------   -------  -------      -------
Net Assets, End of Period
  (thousands)........................ $99,111  $78,157   $39,668  $ 5,082      $ 1,799
Ratio of Expenses to Average Net
  Assets (D).........................    0.86%    0.86%     0.86%    0.90%        0.92%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets.................    1.78%    1.56%     1.39%    1.39%        3.35%(B)(E)

                                                Emerging Markets Value Portfolio-Institutional Class Shares
                                      ------------------------------------------------------------------------------
                                                                                              Period
                                          Year         Year          Year        Year        Dec. 1,
                                         Ended        Ended         Ended       Ended        2007 to      Year Ended
                                        Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011          2010        2009          2008          2007
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period. $     29.02  $     36.27   $     28.90  $    19.36  $    45.85      $    31.26
                                      -----------  -----------   -----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................        0.57         0.64          0.45        0.38        0.98            0.78
   Net Gains (Losses) on Securities
     (Realizedand Unrealized)........       (0.44)       (5.72)         8.01       12.41      (25.48)          14.82
                                      -----------  -----------   -----------  ----------  ----------      ----------
   Total from Investment
     Operations......................        0.13        (5.08)         8.46       12.79      (24.50)          15.60
                                      -----------  -----------   -----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income.............       (0.54)       (0.54)        (0.39)      (0.34)      (1.00)          (0.63)
   Net Realized Gains................       (0.39)       (1.63)        (0.70)      (2.91)      (0.99)          (0.38)
                                      -----------  -----------   -----------  ----------  ----------      ----------
       Total Distributions...........       (0.93)       (2.17)        (1.09)      (3.25)      (1.99)          (1.01)
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Asset Value, End of Period....... $     28.22  $     29.02   $     36.27  $    28.90  $    19.36      $    45.85
                                      ===========  ===========   ===========  ==========  ==========      ==========
Total Return.........................        0.70%      (14.84)%       30.04%      78.59%     (55.65)%(C)      50.98%
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)........................ $16,589,619  $13,730,213   $11,542,870  $7,401,266  $3,735,580      $7,485,802
Ratio of Expenses to Average Net
  Assets (D).........................        0.61%        0.61%         0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment Income to
  Average Net Assets.................        2.03%        1.88%         1.40%       1.76%       2.82%(B)        2.00%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       Emerging Markets Core Equity Portfolio
                                                    ---------------------------------------------------------------------------
                                                                                                         Period
                                                       Year         Year        Year        Year        Dec. 1,         Year
                                                      Ended        Ended       Ended       Ended        2007 to        Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                       2012         2011        2010        2009          2008          2007
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period............... $    18.73  $    21.31   $    16.49  $     9.88  $    21.20      $    15.13
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).................       0.41        0.43         0.30        0.25        0.43            0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       0.23       (2.65)        4.81        6.56      (11.27)           6.10
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment Operations............       0.64       (2.22)        5.11        6.81      (10.84)           6.45
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income...........................      (0.37)      (0.36)       (0.29)      (0.20)      (0.40)          (0.32)
   Net Realized Gains..............................         --          --           --          --       (0.08)          (0.06)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions.........................      (0.37)      (0.36)       (0.29)      (0.20)      (0.48)          (0.38)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period..................... $    19.00  $    18.73   $    21.31  $    16.49  $     9.88      $    21.20
                                                    ==========  ==========   ==========  ==========  ==========      ==========
Total Return.......................................       3.55%     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands).............. $8,594,707  $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466
Ratio of Expenses to Average Net Assets............       0.68%       0.67%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)............................       0.68%       0.68%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.18%       2.04%        1.63%       2.03%       2.62%(B)        1.87%
Portfolio Turnover Rate............................          1%          1%           4%          6%          3%(C)           2%
                                                    ----------  ----------   ----------  ----------  ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, of which twenty-seven (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within The DFA Investment Trust Company. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios of the DFA Investment Dimensions Group Inc.

                                                                                                 Percentage
                                                                                                  Ownership
Feeder Funds                                 Master Funds                                        at 10/31/12
------------                                 --------------------------------------------------- -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                          78%
Japanese Small Company Portfolio             The Japanese Small Company Series                        17%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                    24%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                   2%
Continental Small Company Portfolio          The Continental Small Company Series                      5%
Emerging Markets Portfolio                   The Emerging Markets Series                              96%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                    99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                  98%

Fund of Funds
-------------
International Small Company Portfolio        The Japanese Small Company Series                        83%
                                             The Asia Pacific Small Company Series                    76%
                                             The United Kingdom Small Company Series                  98%
                                             The Continental Small Company Series                     95%
                                             The Canadian Small Company Series                       100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                     21%
                                             DFA International Real Estate Securities Portfolio       35%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                        1%
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities

Portfolio, World ex U.S. Value Portfolio and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio, and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible "Director/Trustee" of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%

           U.S. Core Equity 1 Portfolio                        0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio**............. 0.21%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio**...... 0.29%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

** The investment advisory fee has been adjusted to reflect the actual fee paid by the Portfolios for the year ended October 31, 2012 as a result of a decrease in the investment advisory fees for DFA Real Estate Securities Portfolio and DFA Global Real Estate Securities Portfolio from 0.30% to 0.17%, and 0.35% to 0.27%, respectively effective February 28, 2012.

   For the year ended October 31, 2012, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40% United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                              Previously
                                                                    Recovery    Waived
                                                                       of       Fees/
                                                                   Previously  Expenses
                                                                     Waived    Assumed
                                                         Expense     Fees/    Subject to
                                                        Limitation  Expenses    Future
Institutional Class Shares                                Amount    Assumed    Recovery
--------------------------                              ---------- ---------- ----------
U.S. Targeted Value Portfolio (1)......................    0.50%       --           --
U.S. Core Equity 1 Portfolio (2).......................    0.23%       --           --
U.S. Core Equity 2 Portfolio (2).......................    0.26%       --           --
U.S. Vector Equity Portfolio (2).......................    0.36%       --           --
DFA Real Estate Securities Portfolio (2)...............    0.18%       --       $  321
International Core Equity Portfolio (2)................    0.49%       --           --
International Small Company Portfolio (3)..............    0.45%       --           --
Japanese Small Company Portfolio (4)...................    0.47%       --           --
Asia Pacific Small Company Portfolio (4)...............    0.47%       --           --
United Kingdom Small Company Portfolio (4).............    0.47%       --           34
Continental Small Company Portfolio (4)................    0.47%       --           --
DFA International Real Estate Securities Portfolio (2).    0.65%       --           --
DFA Global Real Estate Securities Portfolio (5)........    0.32%       --        6,990
International Vector Equity Portfolio (2)..............    0.60%       --           --
World ex U.S. Value Portfolio (9)......................    0.60%       --          289
Selectively Hedged Global Equity Portfolio (10)........    0.40%       --          150
Emerging Markets Core Equity Portfolio (2).............    0.85%       --           --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (6)......................    0.62%       --           --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (7)......................    0.77%       --           --
Emerging Markets Value Portfolio (8)...................    0.96%       --           --

(1)The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio's Institutional Class Shares are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(3)The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.
(5)Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.
(6)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R1 Shares'

   Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(7)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R2 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(8)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(9)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.
(10)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Large Cap International Portfolio..................    $ 8
         International Core Equity Portfolio................     25
         DFA International Real Estate Securities Portfolio.      9
         DFA International Small Cap Value Portfolio........     38
         International Vector Equity Portfolio..............      3
         Emerging Markets Core Equity Portfolio.............     97

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio............. $  6
            U.S. Large Cap Value Portfolio....................  205
            U.S. Targeted Value Portfolio.....................   53
            U.S. Small Cap Value Portfolio....................  200
            U.S. Core Equity 1 Portfolio......................   73
            U.S. Core Equity 2 Portfolio......................  130
            U.S. Vector Equity Portfolio......................   41
            U.S. Small Cap Portfolio..........................   90
            U.S. Micro Cap Portfolio..........................  102
            DFA Real Estate Securities Portfolio..............   69
            Large Cap International Portfolio.................   47
            International Core Equity Portfolio...............  120
            International Small Company Portfolio.............  142
            Japanese Small Company Portfolio..................    5
            Asia Pacific Small Company Portfolio..............    3
            United Kingdom Small Company Portfolio............    1
            Continental Small Company Portfolio...............    4
            DFA International Real Estate Securities Portfolio   23
            DFA Global Real Estate Securities Portfolio.......   13
            DFA International Small Cap Value Portfolio.......  220
            International Vector Equity Portfolio.............    8
            World ex U.S. Value Portfolio.....................   --
            Selectively Hedged Global Equity Portfolio........   --
            Emerging Markets Portfolio........................   65
            Emerging Markets Small Cap Portfolio..............   37
            Emerging Markets Value Portfolio..................  246
            Emerging Markets Core Equity Portfolio............   91

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government    Other Investment
                                          Securities          Securities
                                       ----------------- ---------------------
                                       Purchases  Sales  Purchases    Sales
                                       --------- ------- ---------- ----------
 Enhanced U.S. Large Company Portfolio $ 30,470  $31,289 $  129,078 $   93,432
 U.S. Targeted Value Portfolio........       --       --    700,680    568,136
 U.S. Small Cap Value Portfolio.......       --       --  1,009,884  1,408,766
 U.S. Core Equity 1 Portfolio.........       --       --    777,696    149,154
 U.S. Core Equity 2 Portfolio.........       --       --    614,037    323,458
 U.S. Vector Equity Portfolio.........       --       --    169,789    259,744
 U.S. Small Cap Portfolio.............       --       --    934,088    650,227
 U.S. Micro Cap Portfolio.............       --       --    503,779    722,201
 DFA Real Estate Securities Portfolio.       --       --    291,548      1,945
 Large Cap International Portfolio....       --       --    362,935     67,624
 International Core Equity Portfolio..       --       --  1,220,075    272,785
 DFA International Real Estate
   Securities Portfolio...............       --       --    311,637     41,432
 DFA International Small Cap Value
   Portfolio..........................       --       --  2,041,806  1,382,840
 International Vector Equity Portfolio       --       --    159,914     26,835
 Emerging Markets Core Equity
   Portfolio..........................       --       --  3,141,187    101,178

   For the year ended October 31, 2012, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                               DFA Global Real Estate Securities Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
                                                    10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies                     ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities Portfolio............... $ 520,990  $ 777,963  $ 203,609 $ 9,377 $ 19,056        --
DFA International Real Estate Securities Portfolio.   346,939    531,474    117,734   5,823   17,980        --

                                                                      World ex U.S. Value Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
Affiliated Investment Company                       10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
DFA International Small Cap Value Portfolio........ $   3,724  $   4,703  $   1,070 $   266 $     50       $80

                                                               Selectively Hedged Global Equity Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
                                                    10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies                     ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio.......................        --     14,297  $  14,431 $ 1,451 $    157        --
International Core Equity Portfolio................        --     12,942     13,834   1,616      291        --
Emerging Markets Core Equity Portfolio.............        --      6,554      6,915     601       96        --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
 Enhanced U.S. Large Company
   Portfolio.....................          --        $  1,418       $ (1,418)
 U.S. Large Cap Value Portfolio..          --              --             --
 U.S. Targeted Value Portfolio...     $14,816          (1,983)       (12,833)
 U.S. Small Cap Value Portfolio..      38,929          (4,198)       (34,731)
 U.S. Core Equity 1 Portfolio....       3,210          (3,210)            --
 U.S. Core Equity 2 Portfolio....       5,891          (3,883)        (2,008)
 U.S. Vector Equity Portfolio....       2,907          (2,567)          (340)
 U.S. Small Cap Portfolio........      16,124          (2,807)       (13,317)
 U.S. Micro Cap Portfolio........      17,306          (2,586)       (14,720)
 DFA Real Estate Securities
   Portfolio.....................      (4,553)         30,065        (25,512)
 Large Cap International
   Portfolio.....................          --             168           (168)
 International Core Equity
   Portfolio.....................       3,294           6,514         (9,808)
 International Small Company
   Portfolio.....................       7,038           8,475        (15,513)
 Japanese Small Company Portfolio      (3,801)            156          3,645
 Asia Pacific Small Company
   Portfolio.....................          --           1,613         (1,613)
 United Kingdom Small Company
   Portfolio.....................          --               6             (6)
 Continental Small Company
   Portfolio.....................          --             143           (143)
 DFA International Real Estate
   Securities Portfolio..........       6,163          (5,018)        (1,145)
 DFA Global Real Estate
   Securities Portfolio..........         333            (333)            --
 DFA International Small Cap
   Value Portfolio...............      12,583           3,318        (15,901)
 International Vector Equity
   Portfolio.....................         603             261           (864)
 World ex U.S. Value Portfolio...          --              (2)             2
 Selectively Hedged Global
   Equity Portfolio..............          (2)            164           (162)
 Emerging Markets Portfolio......       3,533          (2,668)          (865)
 Emerging Markets Small Cap
   Portfolio.....................       4,566          (1,171)        (3,395)
 Emerging Markets Value Portfolio      26,372         (14,251)       (12,121)
 Emerging Markets Core Equity
   Portfolio.....................       3,513          (4,796)         1,283

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2011 and the year ended October 31, 2012 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2011..................................    $    270            --    $    270
  2012..................................       2,785            --       2,785
  U.S. Large Cap Value Portfolio
  2011..................................     117,051            --     117,051
  2012..................................     150,153            --     150,153
  U.S. Targeted Value Portfolio
  2011..................................      19,648      $  6,119      25,767
  2012..................................      27,304        31,976      59,280
  U.S. Small Cap Value Portfolio
  2011..................................      47,016        11,920      58,936
  2012..................................      56,139       122,752     178,891
  U.S. Core Equity 1 Portfolio
  2011..................................      49,822            --      49,822
  2012..................................      76,278            --      76,278
  U.S. Core Equity 2 Portfolio
  2011..................................      84,798            --      84,798
  2012..................................     103,512         2,008     105,520
  U.S. Vector Equity Portfolio
  2011..................................      19,719            --      19,719
  2012..................................      29,237           337      29,574
  U.S. Small Cap Portfolio
  2011..................................      36,302         2,974      39,276
  2012..................................      44,580        14,276      58,856
  U.S. Micro Cap Portfolio
  2011..................................      23,667            --      23,667
  2012..................................      33,018        14,720      47,738
  DFA Real Estate Securities Portfolio
  2011..................................      40,246            --      40,246
  2012..................................     103,653            --     103,653
  Large Cap International Portfolio
  2011..................................      54,107            --      54,107
  2012..................................      60,808            --      60,808
  International Core Equity Portfolio
  2011..................................     165,946            --     165,946
  2012..................................     179,492            --     179,492

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 International Small Company Portfolio
 2011...................................    $188,546      $  5,851    $194,397
 2012...................................     169,495       110,049     279,544
 Japanese Small Company Portfolio
 2011...................................       2,305            --       2,305
 2012...................................       4,541            --       4,541
 Asia Pacific Small Company Portfolio
 2011...................................       6,964            --       6,964
 2012...................................       9,333            --       9,333
 United Kingdom Small Company Portfolio
 2011...................................       1,071            --       1,071
 2012...................................         992            --         992
 Continental Small Company Portfolio
 2011...................................       3,562            --       3,562
 2012...................................       2,958            --       2,958
 DFA International Real Estate
   Securities Portfolio
 2011...................................     107,338            --     107,338
 2012...................................      60,194            --      60,194
 DFA Global Real Estate Securities
   Portfolio
 2011...................................      41,782            --      41,782
 2012...................................      26,050            --      26,050
 DFA International Small Cap Value
   Portfolio
 2011...................................     190,869       143,816     334,685
 2012...................................     206,370       131,063     337,433
 International Vector Equity Portfolio
 2011...................................      12,224         2,659      14,883
 2012...................................      14,733         6,546      21,279
 World ex U.S. Value Portfolio
 2011...................................       1,025           195       1,220
 2012...................................       1,438            --       1,438
 Selectively Hedged Global Equity
   Portfolio
 2012...................................         534            --         534
 Emerging Markets Portfolio
 2011...................................      45,589       141,595     187,184
 2012...................................      51,664        91,664     143,328
 Emerging Markets Small Cap Portfolio
 2011...................................      36,754        61,095      97,849
 2012...................................      42,163        40,014      82,177

                                           Net Investment
                                        Income and Short-Term   Long-Term
                                            Capital Gains     Capital Gains   Total
                                        --------------------- ------------- ----------
Emerging Markets Value Portfolio
2011...................................      $  302,552        $  486,583   $  789,135
2012...................................         300,146           202,987      503,133
Emerging Markets Core Equity Portfolio
2011...................................          89,989                --       89,989
2012...................................         143,349                --      143,349

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                       Net Investment
                                                    Income and Short-Term   Long-Term
                                                        Capital Gains     Capital Gains   Total
                                                    --------------------- ------------- ---------
U.S. Targeted Value Portfolio......................        $ 2,730           $12,108    $  14,838
U.S. Small Cap Value Portfolio.....................          5,603            33,373       38,976
U.S. Core Equity 1 Portfolio.......................          3,212                --        3,212
U.S. Core Equity 2 Portfolio.......................          3,889             2,008        5,897
U.S. Vector Equity Portfolio.......................          2,572               337        2,909
U.S. Small Cap Portfolio...........................          3,324            14,276       17,600
U.S. Micro Cap Portfolio...........................          2,595            14,720       17,315
DFA Real Estate Securities Portfolio...............          3,870                --        3,870
International Core Equity Portfolio................          3,294                --        3,294
International Small Company Portfolio..............          5,610             1,428        7,038
DFA International Real Estate Securities Portfolio.          6,164                --        6,164
DFA Global Real Estate Securities Portfolio........            334                --          334
DFA International Small Cap Value Portfolio........          7,741             4,842       12,583
International Vector Equity Portfolio..............            529                73          602
Emerging Markets Portfolio.........................          2,219             1,313        3,532
Emerging Markets Small Cap Portfolio...............          1,663             2,902        4,565
Emerging Markets Value Portfolio...................         12,592            13,781       26,373
Emerging Markets Core Equity Portfolio.............          3,512                --        3,512

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       Undistributed                                Total Net
                                       Net Investment                             Distributable
                                         Income and   Undistributed    Capital      Earnings
                                         Short-Term     Long-Term       Loss      (Accumulated
                                       Capital Gains  Capital Gains Carry forward    Losses)
                                       -------------- ------------- ------------- -------------
Enhanced U.S. Large Company Portfolio.    $   829             --     $   (46,941)  $   (46,112)
U.S. Large Cap Value Portfolio........     25,672             --      (1,332,489)   (1,306,817)
U.S. Targeted Value Portfolio.........     15,300       $162,041              --       177,341

                                                    Undistributed                                Total Net
                                                    Net Investment                             Distributable
                                                      Income and   Undistributed    Capital      Earnings
                                                      Short-Term     Long-Term       Loss      (Accumulated
                                                    Capital Gains  Capital Gains Carry forward    Losses)
                                                    -------------- ------------- ------------- -------------
U.S. Small Cap Value Portfolio.....................    $ 19,961     $  380,033            --     $ 399,994
U.S. Core Equity 1 Portfolio.......................      10,765             --     $ (13,834)       (3,069)
U.S. Core Equity 2 Portfolio.......................      16,557         55,731            --        72,288
U.S. Vector Equity Portfolio.......................       2,760          3,354            --         6,114
U.S. Small Cap Portfolio...........................      14,498        228,599            --       243,097
U.S. Micro Cap Portfolio...........................       5,022        176,210            --       181,232
DFA Real Estate Securities Portfolio...............      23,668             --      (206,280)     (182,612)
Large Cap International Portfolio..................      11,172             --      (200,200)     (189,028)
International Core Equity Portfolio................      30,479             --      (102,483)      (72,004)
International Small Company Portfolio..............      41,410         38,970            --        80,380
Japanese Small Company Portfolio...................       2,654             --       (73,701)      (71,047)
Asia Pacific Small Company Portfolio...............       6,418             --       (24,578)      (18,160)
United Kingdom Small Company Portfolio.............         285             --        (2,141)       (1,856)
Continental Small Company Portfolio................         398             --       (28,845)      (28,447)
DFA International Real Estate Securities Portfolio.     169,177             --      (180,698)      (11,521)
DFA Global Real Estate Securities Portfolio........      11,635             --        (1,115)       10,520
DFA International Small Cap Value Portfolio........      49,165        116,761            --       165,926
International Vector Equity Portfolio..............       2,688          2,006            --         4,694
World ex U.S. Value Portfolio......................         391             --        (5,842)       (5,451)
Selectively Hedged Global Equity Portfolio.........         113             56            --           169
Emerging Markets Portfolio.........................       8,397         30,480            --        38,877
Emerging Markets Small Cap Portfolio...............      20,186         92,087            --       112,273
Emerging Markets Value Portfolio...................      80,287        344,510            --       424,797
Emerging Markets Core Equity Portfolio.............      33,354             --       (41,205)       (7,851)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2013   2014   2015   2016      2017     2018    2019   Unlimited   Total
                                   ------ ------ ------ ------- ---------- ------- ------- --------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     -- $46,941         --      --      --       --  $   46,941
U.S. Large Cap Value Portfolio....     --     --     --      -- $1,332,489      --      --       --   1,332,489
U.S. Core Equity 1 Portfolio......     --     --     --      --     13,834      --      --       --      13,834
DFA Real Estate Securities
  Portfolio.......................     --     --     --  72,400     62,969 $44,388 $26,523       --     206,280
Large Cap International
  Portfolio.......................     --     --     --  19,004    135,393  14,311  12,549  $18,943     200,200
International Core Equity
  Portfolio.......................     --     --     --      --     53,177      --      --   49,306     102,483
Japanese Small Company
  Portfolio....................... $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543    5,431      73,701
Asia Pacific Small Company
  Portfolio.......................     --     --     --  16,317      8,261      --      --       --      24,578
United Kingdom Small Company
  Portfolio.......................     --     --     --      --      1,867      --      --      274       2,141
Continental Small Company
  Portfolio.......................     --     --     --  13,544      7,224   5,252      --    2,825      28,845
DFA International Real Estate
  Securities
Portfolio.........................     --     --     46  13,446     34,576  38,689  69,466   24,475     180,698
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --      --         --   1,091      --       24       1,115
World ex U.S. Value Portfolio.....     --     --     --      --         --      --   5,842       --       5,842
Emerging Markets Core Equity
  Portfolio.......................     --     --     --   7,080     26,445      --      --    7,680      41,205

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                Enhanced U.S. Large Company Portfolio. $ 24,140
                U.S. Large Cap Value Portfolio........  318,345
                U.S. Core Equity 1 Portfolio..........   35,374
                U.S. Core Equity 2 Portfolio..........   15,761
                U.S. Vector Equity Portfolio..........   36,502
                U.S. Micro Cap Portfolio..............   34,914
                DFA Real Estate Securities Portfolio..    9,644
                Asia Pacific Small Company Portfolio..    2,201
                World ex U.S. Value Portfolio.........      146

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                 Net
                                                                                              Unrealized
                                                     Federal     Unrealized    Unrealized    Appreciation
                                                     Tax Cost   Appreciation (Depreciation) (Depreciation)
                                                    ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $   186,486  $    2,903   $      (765)    $    2,138
U.S. Large Cap Value Portfolio.....................   6,140,128   2,467,500      (271,721)     2,195,779
U.S. Targeted Value Portfolio......................   3,026,575     667,745      (239,644)       428,101
U.S. Small Cap Value Portfolio.....................   7,183,358   1,842,772    (1,069,174)       773,598
U.S. Core Equity 1 Portfolio.......................   4,847,550   1,068,416      (319,250)       749,166
U.S. Core Equity 2 Portfolio.......................   6,886,186   1,646,567      (655,798)       990,769
U.S. Vector Equity Portfolio.......................   2,050,758     486,177      (243,659)       242,518
U.S. Small Cap Portfolio...........................   4,877,786   1,157,715      (527,342)       630,373
U.S. Micro Cap Portfolio...........................   3,406,639   1,090,293      (597,410)       492,883
DFA Real Estate Securities Portfolio...............   3,265,231   1,218,798      (217,008)     1,001,790
Large Cap International Portfolio..................   2,174,307     444,225      (303,931)       140,294
International Core Equity Portfolio................   7,518,294     944,964    (1,231,408)      (286,444)
International Small Company Portfolio..............   6,375,771   1,299,558    (1,248,452)        51,106
Japanese Small Company Portfolio...................     367,232      76,200      (149,345)       (73,145)
Asia Pacific Small Company Portfolio...............     231,922      77,591       (71,231)         6,360
United Kingdom Small Company Portfolio.............      24,456      29,706       (22,840)         6,866
Continental Small Company Portfolio................     109,207      80,760       (83,614)        (2,854)
DFA International Real Estate Securities Portfolio    1,753,188      31,604      (118,544)       (86,940)
DFA Global Real Estate Securities Portfolio........   1,035,537     305,845       (29,777)       276,068
DFA International Small Cap Value Portfolio........   9,781,836   1,487,653    (2,230,461)      (742,808)
International Vector Equity Portfolio..............     572,687     108,890       (61,389)        47,501
World ex U.S. Value Portfolio......................      55,484       2,720          (991)         1,729
Selectively Hedged Global Equity Portfolio.........      32,594       2,557          (278)         2,279
Emerging Markets Portfolio.........................   1,811,436   1,146,786      (159,966)       986,820
Emerging Markets Small Cap Portfolio...............   2,623,683     604,775      (319,549)       285,226
Emerging Markets Value Portfolio...................  17,049,862   2,580,395    (2,935,153)      (354,758)
Emerging Markets Core Equity Portfolio.............   8,662,464   1,523,526      (889,270)       634,256

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder (the U.S. Micro Cap Portfolio, U.S. Small Cap Value Portfolio and U.S. Small Cap Portfolio, respectively) (the "Portfolios"), having 100% investment in their respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective Portfolios (the RIC feeders), with the respective Portfolios deemed the surviving entities. The final tax year end of the master funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC")
(S)337(a), each of the master funds recognized no gain or loss and, pursuant to IRC (S)332(a), each of the Portfolios recognized no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC (S)334(b)(1) and (S)1223, each of the Portfolios maintained each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure with the Enhanced U.S. Large Company Portfolio having 100% investment in the respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the master fund was October 31, 2008. For Federal income tax purposes, pursuant to IRC (S)337(a), the master fund did not recognize any gain or loss and, pursuant to IRC (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC (S)334(b)(1) and (S)1223, the Portfolio maintained its respective master fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund had a shareholder owning 80% or more of the fund's shares, and also had shareholders owning less than 80%, the transaction created a non-taxable transaction, pursuant to IRC (S)332, for those owning more than 80%, and a taxable transaction, pursuant to IRC (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized gain or loss relative to the investment of the less than 80% shareholders as if the master fund's investment securities were sold to those shareholders and, pursuant to IRC (S)331, each of those shareholders recognized gain or loss as if it liquidated its investment in the master. Pursuant to IRC (S)334(a), each of these shareholders took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to IRC (S)332(a), the shareholder did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it was utilized by the master fund to satisfy its dividends paid deduction for the tax year, had to be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master fund. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended
October 31, 2009.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                 Ended
                                                           Oct. 31, 2012         Oct. 31, 2011
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
U.S. Targeted Value Portfolio

Class R1 Shares
    Shares Issued..................................... $     5,787      353  $     9,612      586
    Shares Issued in Lieu of Cash Distributions.......         730       48          362       23
    Shares Redeemed...................................      (7,953)    (486)      (7,533)    (462)
    Shares Reduced by Reverse Stock Split.............          --       --           --       (2)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $    (1,436)     (85) $     2,441      145
                                                       ===========  =======  ===========  =======
Class R2 Shares
    Shares Issued..................................... $     4,727      288  $     9,524      636
    Shares Issued in Lieu of Cash Distributions.......         162       11           56        4
    Shares Redeemed...................................      (4,413)    (273)      (5,191)    (324)
    Shares Reduced by Reverse Stock Split.............          --       --           --       (7)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       476       26  $     4,389      309
                                                       ===========  =======  ===========  =======
Institutional Class Shares
    Shares Issued..................................... $   772,443   47,901  $   905,224   55,728
    Shares Issued in Lieu of Cash Distributions.......      39,875    2,618       20,970    1,322
    Shares Redeemed...................................    (649,785) (39,847)    (731,188) (45,320)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   162,533   10,672  $   195,006   11,730
                                                       ===========  =======  ===========  =======
Emerging Markets Value Portfolio

Class R2 Shares
    Shares Issued..................................... $    61,477    2,199  $    95,176    3,360
    Shares Issued in Lieu of Cash Distributions.......       2,784      106        2,336       68
    Shares Redeemed...................................     (40,795)  (1,486)     (50,507)  (1,599)
    Shares Reduced by Conversion of Shares............          --       --           --  (19,608)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    23,466      819  $    47,005  (17,779)
                                                       ===========  =======  ===========  =======
Institutional Class Shares
    Shares Issued..................................... $ 5,047,163  179,634  $ 6,396,694  187,544
    Shares Issued in Lieu of Cash Distributions.......     436,347   16,644      709,030   20,853
    Shares Redeemed...................................  (2,278,812) (81,493)  (1,754,714) (53,557)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 3,204,698  114,785  $ 5,351,010  154,840
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2012, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                 Unrealized
                                                                  Foreign
                                                      Value at    Exchange
    Settlement Currency                    Contract  October 31,    Gain
       Date    Amount**     Currency        Amount      2012       (Loss)
    ---------- -------- ------------------ --------  ----------- ----------
     11/29/12   (8,956) Canadian Dollars   $ (9,032)  $ (8,962)   $    70
     12/04/12  (32,449) Euro                (40,826)   (42,071)    (1,245)
     12/04/12   (3,232) Euro                 (4,216)    (4,190)        26
     11/30/12   (2,638) UK Pound Sterling    (4,225)    (4,257)       (32)
                                           --------   --------    -------
                                           $(58,299)  $(59,480)   $(1,181)
                                           ========   ========    =======

Selectively Hedged Global Equity Portfolio*

                                                                 Unrealized
                                                                  Foreign
                                                      Value at    Exchange
    Settlement Currency                     Contract October 31,    Gain
       Date    Amount**      Currency        Amount     2012       (Loss)
    ---------- --------  ------------------ -------- ----------- ----------
     01/03/13      (704) Danish Kroner      $  (123)   $  (123)       --
     11/05/12    (2,060) Euro                (2,557)    (2,670)    $(113)
     11/05/12     2,060  Euro                 2,672      2,672        --
     12/21/12    (2,205) Euro                (2,861)    (2,861)       --
     12/06/12    (7,135) Hong Kong Dollars     (920)      (921)       (1)
     12/06/12     7,135  Hong Kong Dollars      921        921        --
     11/05/12  (169,889) Japanese Yen        (2,175)    (2,128)       47
     11/05/12   169,889  Japanese Yen         2,127      2,127        --
     12/21/12  (174,983) Japanese Yen        (2,192)    (2,192)       --
     11/05/12      (696) Swiss Francs          (720)      (747)      (27)
     11/05/12       696  Swiss Francs           748        748        --
     12/21/12      (719) Swiss Francs          (773)      (773)       --
                                            -------    -------     -----
                                            $(5,853)   $(5,947)    $ (94)
                                            =======    =======     =====

* During the year ended October 31, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average cost basis contract amount of forward currency contracts was $(45,176) and $(4,956) (in thousands), respectively.
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the

Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                                Approximate
                                                                     Expiration Number of  Contract Unrealized     Cash
                                                  Description           Date    Contracts*  Value   Gain (Loss) Collateral
                                             ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large Company Portfolio....... S&P 500 Index(R)        12/21/2012    519     $182,532   $2,826         --
Selectively Hedged Global Equity Portfolio.  S&P 500 Index(R) Emini  12/21/2012     13          914      (17)       $46

Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $173,800 and $798 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2012:

                             Location on the Statements of Assets and Liabilities
                            -------------------------------------------------------
Derivative Type                 Asset Derivatives         Liability Derivatives
---------------             --------------------------- ---------------------------
Foreign exchange contracts  Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

Equity contracts            Payables: Futures
                            Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                       Asset Derivatives Value
                                                     -----------------------------
                                     Total Value at  Foreign Exchange     Equity
                                    October 31, 2012    Contracts        Contracts
                                    ---------------- ----------------    ---------
Enhanced U.S. Large Company
  Portfolio........................     $ 2,922              $96          $2,826*
Selectively Hedged Global Equity
  Portfolio........................          30               47             (17)*

                                                      Liability Derivatives Value
                                                     -----------------------------
                                     Total Value at  Foreign Exchange     Equity
                                    October 31, 2012    Contracts        Contracts
                                    ---------------- ----------------    ---------
Enhanced U.S. Large Company
  Portfolio........................     $(1,277)        $(1,277)              --
Selectively Hedged Global Equity
  Portfolio........................        (141)           (141)              --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2012 (amounts in thousands):

Derivative Type                             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             ---------------------------------------------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change in Unrealized Appreciation
                            (Depreciation) of: Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2012 (amounts in thousands):

                                                    Realized Gain (Loss)
                                                       on Derivatives
                                                    Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $32,394     $1,826     $30,568
    U.S. Targeted Value Portfolio*.............   3,336         --       3,336
    U.S. Small Cap Value Portfolio*............     954         --         954
    U.S. Vector Equity Portfolio*..............    (850)        --        (850)
    U.S. Micro Cap Portfolio*..................     385         --         385
    DFA Real Estate Securities Portfolio*......     (46)        --         (46)
    Selectively Hedged Global Equity Portfolio.     271        161         110
    Emerging Markets Core Equity Portfolio*....   1,190         --       1,190

                                                    Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $(7,466)    $ (880)    $(6,586)
    U.S. Small Cap Value Portfolio.............    (536)        --        (536)
    Selectively Hedged Global Equity Portfolio.    (111)       (94)        (17)

* As of October 31, 2012, there were no futures contracts outstanding. During the year ended October 31, 2012, the Portfolios had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                                       Average      Average        Days     Expense  Borrowed During
                                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.85%       $ 6,627         43        $ 7        $24,575
U.S. Small Cap Value Portfolio.....................     0.87%         6,351         51          8         30,792
U.S. Core Equity 2 Portfolio.......................     0.87%         2,328          8         --          6,239
U.S. Vector Equity Portfolio.......................     0.85%         2,358         15          1          4,214
U.S. Small Cap Portfolio...........................     0.90%         6,755         13          2         12,219
U.S. Micro Cap Portfolio...........................     0.87%         4,146         47          5          9,570
DFA Real Estate Securities Portfolio...............     0.82%           722          7         --          2,460
Large Cap International Portfolio..................     0.87%         1,931         32          2          4,848
International Core Equity Portfolio................     0.82%        15,473         22          8         33,740
International Small Company Portfolio..............     0.88%         2,384         24          1         11,057
DFA International Real Estate Securities Portfolio.     0.83%         4,454         22          2         16,074
DFA Global Real Estate Securities Portfolio........     0.83%         4,185          2         --          7,895
DFA International Small Cap Value Portfolio........     0.83%         8,844         21          4         44,344
International Vector Equity Portfolio..............     0.85%           947         56          1          4,219
World ex U.S. Value Portfolio......................     0.87%           124         30         --          1,777
Emerging Markets Core Equity Portfolio.............     0.84%         3,380          2         --          3,993

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

J. Securities Lending:

   As of October 31, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $189,066 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

O. Other:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                                  Approximate
                                                                                                   Percentage
                                                                                     Number of   of Outstanding
                                                                                    Shareholders     Shares
                                                                                    ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares................      3             76%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.......................      3             76%
U.S. Targeted Value Portfolio -- Class R1 Shares...................................      1             93%
U.S. Targeted Value Portfolio -- Class R2 Shares...................................      2             57%
U.S. Targeted Value Portfolio -- Institutional Class Shares........................      2             54%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.......................      2             51%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares.........................      3             67%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares.........................      3             64%
U.S. Vector Equity Portfolio -- Institutional Class Shares.........................      4             91%
U.S. Small Cap Portfolio -- Institutional Class Shares.............................      3             51%
U.S. Micro Cap Portfolio -- Institutional Class Shares.............................      3             65%
DFA Real Estate Securities Portfolio -- Institutional Class Shares.................      3             75%
Large Cap International Portfolio -- Institutional Class Shares....................      2             65%
International Core Equity Portfolio -- Institutional Class Shares..................      2             58%
International Small Company Portfolio -- Institutional Class Shares................      2             44%
Japanese Small Company Portfolio -- Institutional Class Shares.....................      1             68%
Asia Pacific Small Company Portfolio -- Institutional Class Shares.................      2             79%
United Kingdom Small Company Portfolio -- Institutional Class Shares...............      2             85%
Continental Small Company Portfolio -- Institutional Class Shares..................      4             92%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares ..      3             82%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares..........      3             90%
DFA International Small Cap Value Portfolio -- Institutional Class Shares..........      2             50%
International Vector Equity Portfolio -- Institutional Class Shares................      3             87%
World ex U.S. Value Portfolio -- Institutional Class Shares........................      3             76%
Selectively Hedged Global Equity Portfolio.........................................      1             87%
Emerging Markets Portfolio -- Institutional Class Shares...........................      3             67%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares.................      2             37%
Emerging Markets Value Portfolio -- Class R2 Shares................................      3             78%
Emerging Markets Value Portfolio -- Institutional Class Shares.....................      1             17%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares...............      2             54%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHART

DFA Commodity Strategy Portfolio vs. Dow Jones-UBS Commodity Index Total Return November 9, 2010-October 31, 2012

                                                                                   Dow Jones-UBS
                                                                                     Commodity
                                                                  DFA Commodity     Index Total
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Strategy Portfolio    Return
---------   ---------- ----------- ----------------- ---------- ------------------ -------------
2010-11-09  2010-11-30    -5.20%         -5.86%         11/2010          10000            10000
2010-11-30  2010-12-31    10.38%         10.69%         11/2010           9480       9414.11452
2010-12-31  2011-01-31     1.15%          1.00%         12/2010      10464.222      10420.38828
2011-01-31  2011-02-28     2.08%          1.32%         01/2011    10584.27043      10524.90582
2011-02-28  2011-03-31     1.90%          2.06%         02/2011    10804.35923       10663.6125
2011-03-31  2011-04-30     3.91%          3.46%         03/2011     11009.5018         10883.77
2011-04-30  2011-05-31    -4.81%         -5.06%         04/2011    11439.87323      11260.68062
2011-05-31  2011-06-30    -5.07%         -5.04%         05/2011    10889.39814      10691.09062
2011-06-30  2011-07-31     3.29%          2.96%         06/2011    10337.46641      10151.80742
2011-07-31  2011-08-31     1.03%          1.00%         07/2011    10678.04186      10452.47858
2011-08-31  2011-09-30   -14.85%        -14.73%         08/2011    10788.22803      10556.85703
2011-09-30  2011-10-31     6.66%          6.62%         09/2011    9186.713807      9001.305199
2011-10-31  2011-11-30    -2.66%         -2.22%         10/2011    9798.492786      9597.042182
2011-11-30  2011-12-31    -3.56%         -3.75%         11/2011    9537.734535      9384.080937
2011-12-31  2012-01-31     3.06%          2.47%         12/2011    9198.539504      9032.374967
2012-01-31  2012-02-29     2.87%          2.70%         01/2012    9480.332835      9255.733858
2012-02-29  2012-03-31    -4.02%         -4.14%         02/2012    9752.062121      9505.517422
2012-03-31  2012-04-30    -0.65%         -0.42%         03/2012    9359.564267      9112.317892
2012-04-30  2012-05-31    -8.66%         -9.13%         04/2012     9299.17998      9073.750917
2012-05-31  2012-06-30     4.65%          5.49%         05/2012    8494.056172      8245.136891
2012-06-30  2012-07-31     6.81%          6.47%         06/2012    8888.618418      8698.040611
2012-07-31  2012-08-31     1.91%          1.30%         07/2012     9493.97268      9260.683168
2012-08-31  2012-09-30     1.70%          1.71%         08/2012    9675.578961      9380.919803
2012-09-30  2012-10-31    -3.49%         -3.87%         09/2012    9840.087623      9540.916081
                                                     10/31/2012    9496.593805      9171.406896

                           One Year  From 11/09/2010
                           --------  ---------------
                            -3.08%        -2.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

Commodity Market Review                        12 Months Ended October 31, 2012

   During the fiscal year ending, October 31, 2012, commodities produced mixed results. The commodity market was initially driven lower through the first seven months of the period by declining natural gas prices. A combination of a mild winter and increased supply from improved shale drilling technology led to natural gas spot prices in the summer of 2012 that were less than half of the prior summer and at levels not seen in over a decade. The last four months of the period would provide for a recovery in the commodity market driven by a significant drought in the U.S. which reduced supply and increased prices for soybeans, corn, and wheat.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in a universe of allowable commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will focus investment in that longer-term area; otherwise, the Portfolio will focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2012, the total return was -3.08% for the Portfolio and -4.44% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio's outperformance was due to the excess return generated by the fixed income assets.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the twenty commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period ranged from -41.7% (natural gas) to +33.7% (soybean). In the fiscal year, no excess return was provided by the strategy's approach of "rolling" its underlying futures contracts prior to the index roll.

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration increased slightly from 1.67 to 1.85 years during the period. The Portfolio benefited from the exposure to longer duration relative to its short-term obligations on its derivatives. It also benefited from its credit exposure during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                              Six Months Ended October 31, 2012
EXPENSE TABLES

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $1,021.23    0.36%    $1.83
     Hypothetical 5% Annual Return. $1,000.00 $1,023.33    0.36%    $1.83

--------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           Corporate..........  45.4%
                           Government.........   3.0%
                           Foreign Corporate..  23.8%
                           Foreign Government.  16.7%
                           Supranational......  11.1%
                                               -----
                                               100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
BONDS -- (89.1%)
AUSTRALIA -- (5.3%)
BHP Billiton Finance USA, Ltd.
(u) 5.500%, 04/01/14.......................................    960  $ 1,026,508
Commonwealth Bank of Australia
(u) 1.250%, 09/18/15.......................................  2,780    2,805,123
National Australia Bank, Ltd.
(e) 5.500%, 05/20/15.......................................  6,500    9,365,773
Westpac Banking Corp.
(u) 4.200%, 02/27/15.......................................  9,500   10,204,016
                                                                    -----------
TOTAL AUSTRALIA............................................          23,401,420
                                                                    -----------
AUSTRIA -- (1.3%)
KA Finanz AG
   2.250%, 03/24/14........................................    700      930,255
Oesterreichische Kontrollbank AG
   3.625%, 12/10/13........................................  2,000    2,687,604
(u) 4.500%, 03/09/15.......................................  2,000    2,178,200
                                                                    -----------
TOTAL AUSTRIA..............................................           5,796,059
                                                                    -----------
CANADA -- (7.4%)
Bank of Nova Scotia
(u) 1.850%, 01/12/15.......................................  6,400    6,568,531
(u) 3.400%, 01/22/15.......................................  1,800    1,911,281
Barrick Gold Finance Co.
(u) 4.875%, 11/15/14.......................................  2,200    2,361,711
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................    900      913,267
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    625      632,006
Enbridge, Inc.
(u) 5.800%, 06/15/14.......................................  1,900    2,050,315
Encana Corp.
(u) 4.750%, 10/15/13.......................................  1,415    1,466,967
Husky Energy, Inc.
(u) 5.900%, 06/15/14.......................................  2,500    2,699,253
Ontario, Province of Canada
(u) 0.950%, 05/26/15.......................................  2,000    2,019,804
Petro-Canada
(u) 4.000%, 07/15/13.......................................    200      204,683
Thomson Reuters Corp.
(u) 5.700%, 10/01/14.......................................    800      873,418
Toronto-Dominion Bank (The)
(e) 5.375%, 05/14/15.......................................  4,000    5,775,995
TransAlta Corp.
(u) 4.750%, 01/15/15.......................................  2,508    2,653,344

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
CANADA -- (Continued)
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................  1,525  $ 1,560,086
(u) 3.400%, 06/01/15.......................................  1,000    1,065,267
                                                                    -----------
TOTAL CANADA...............................................          32,755,928
                                                                    -----------
FRANCE -- (5.6%)
Agence Francaise de Developpement
(u) 1.250%, 06/09/14.......................................  5,500    5,554,505
(u) 2.500%, 07/15/15.......................................  3,000    3,121,740
BNP Paribas SA
(u) 2.125%, 12/21/12.......................................  1,500    1,502,063
(u) 3.250%, 03/11/15.......................................  2,000    2,083,800
Caisse d'Amortissement de la Dette Sociale
   3.625%, 04/25/15........................................  5,000    6,975,516
France Telecom SA
(u) 4.375%, 07/08/14.......................................  2,400    2,541,000
Societe Financement de I'Economie Francaise
   3.125%, 06/30/14........................................  2,000    2,712,796
Veolia Environnement SA
(u) 5.250%, 06/03/13.......................................    425      434,137
                                                                    -----------
TOTAL FRANCE...............................................          24,925,557
                                                                    -----------
GERMANY -- (1.7%)
Deutsche Bank AG
(u) 4.875%, 05/20/13.......................................  1,475    1,510,478
(u) 3.875%, 08/18/14.......................................    250      263,856
Kreditanstalt fur Wiederaufbau
(u) 1.375%, 07/15/13.......................................  1,700    1,712,920
(u) 4.125%, 10/15/14.......................................  4,000    4,283,384
                                                                    -----------
TOTAL GERMANY..............................................           7,770,638
                                                                    -----------
JAPAN -- (0.2%)
Nomura Holdings, Inc.
(u) 5.000%, 03/04/15.......................................  1,000    1,057,623
                                                                    -----------
NETHERLANDS -- (5.0%)
Bank Nederlandse Gemeenten NV
(u) 2.750%, 07/01/15.......................................  9,500    9,992,100
Deutsche Telekom International Finance BV
(u) 5.250%, 07/22/13.......................................    525      542,320

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
NETHERLANDS -- (Continued)
(u) 4.875%, 07/08/14.......................................  1,900  $ 2,025,745
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    300      306,283
Nederlandse
   Waterschapsbank NV......................................
(u) 2.000%, 09/09/15.......................................  9,000    9,312,300
                                                                    -----------
TOTAL NETHERLANDS..........................................          22,178,748
                                                                    -----------
   SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.7%)........
Asian Development Bank
(u) 1.625%, 07/15/13.......................................  1,200    1,211,448
(u) 4.250%, 10/20/14.......................................  3,000    3,225,750
Council of Europe Development Bank
(u) 4.000%, 04/15/15.......................................  8,000    8,636,960
Eurofima
(u) 4.500%, 03/06/15.......................................  9,000    9,761,670
European Financial Stability Facility
(e) 1.625%, 02/04/15.......................................  5,000    6,665,012
European Investment Bank
(e) 2.500%, 07/15/15.......................................  6,000    8,235,380
Inter-American Development Bank
(u) 1.000%, 01/07/15.......................................  1,000    1,005,116
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          38,741,336
                                                                    -----------
SWEDEN -- (3.4%)
Svensk Exportkredit AB
(e) 3.625%, 05/27/14.......................................  1,212    1,647,523
(u) 3.250%, 09/16/14.......................................  4,200    4,404,540
Svenska Handelsbanken AB
(e) 1.500%, 07/06/15.......................................  7,000    9,222,231
                                                                    -----------
TOTAL SWEDEN...............................................          15,274,294
                                                                    -----------
SWITZERLAND -- (0.7%)
Credit Suisse AG
(u) 5.000%, 05/15/13.......................................  1,275    1,305,650
(u) 5.500%, 05/01/14.......................................    250      266,565
UBS AG
(u) 2.250%, 08/12/13.......................................  1,485    1,504,287
                                                                    -----------
TOTAL SWITZERLAND..........................................           3,076,502
                                                                    -----------

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
UNITED KINGDOM -- (4.7%)
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14.......................................  1,500  $ 1,603,796
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13.......................................  3,500    3,669,309
British Telecommunications P.L.C.
(u) 2.000%, 06/22/15.......................................  2,300    2,359,110
Diageo Capital P.L.C.
(u) 5.200%, 01/30/13.......................................  1,175    1,189,243
Network Rail Infrastructure Finance P.L.C.
(u) 1.500%, 01/13/14.......................................  3,000    3,039,840
Rio Tinto Finance USA P.L.C.
(u) 1.125%, 03/20/15.......................................  3,850    3,885,281
Royal Bank of Scotland Group P.L.C.
(u) 2.550%, 09/18/15.......................................  3,000    3,075,336
Vodafone Group P.L.C.
(u) 4.150%, 06/10/14.......................................  1,825    1,927,973
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          20,749,888
                                                                    -----------
UNITED STATES -- (45.1%)
ACE INA Holdings, Inc.
   5.875%, 06/15/14........................................ $1,250    1,352,914
Aflac, Inc.
   3.450%, 08/15/15........................................  3,800    4,061,957
Agilent Technologies, Inc.
   2.500%, 07/15/13........................................  1,000    1,011,596
Air Products & Chemicals, Inc.
   4.150%, 02/01/13........................................    500      504,577
Allstate Corp. (The)
   5.000%, 08/15/14........................................  2,130    2,290,924
American Express Credit Corp.
   5.875%, 05/02/13........................................    650      667,347
   5.125%, 08/25/14........................................  1,700    1,835,196
   1.750%, 06/12/15........................................  1,200    1,230,557
Amgen, Inc.
   4.850%, 11/18/14........................................  1,000    1,083,220
Anheuser-Busch InBev Worldwide, Inc.
   2.500%, 03/26/13........................................    350      352,783
Archer-Daniels-Midland Co.
   7.125%, 03/01/13........................................    325      332,003
Arrow Electronics, Inc.
   6.875%, 07/01/13........................................    350      363,787
Assurant, Inc.
   5.625%, 02/15/14........................................  2,000    2,078,162

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 AT&T, Inc.
    2.500%, 08/15/15........................................ $2,500  $2,633,483
 AutoZone, Inc.
    4.375%, 06/01/13........................................    100     102,162
 Avery Dennison Corp.
    4.875%, 01/15/13........................................    200     201,693
 Baltimore Gas & Electric Co.
    6.125%, 07/01/13........................................    500     518,482
 Bank of America Corp.
    7.375%, 05/15/14........................................  2,000   2,185,274
 Baxter International, Inc.
    1.800%, 03/15/13........................................  1,490   1,497,869
 BB&T Corp.
    3.375%, 09/25/13........................................    550     563,992
    5.700%, 04/30/14........................................  1,587   1,705,212
 Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15........................................  5,000   5,462,530
 BlackRock, Inc.
    2.250%, 12/10/12........................................  1,400   1,402,507
    3.500%, 12/10/14........................................  2,000   2,122,634
 Boeing Capital Corp.
    5.800%, 01/15/13........................................    950     960,509
 Boeing Co. (The)
    1.875%, 11/20/12........................................    350     350,231
 Boston Scientific Corp.
    4.500%, 01/15/15........................................  3,005   3,220,446
 Bristol-Myers Squibb Co.
    5.250%, 08/15/13........................................  1,175   1,220,447
 Burlington Northern Santa Fe LLC
    4.300%, 07/01/13........................................  1,200   1,230,138
    4.875%, 01/15/15........................................    200     216,869
 Campbell Soup Co.
    5.000%, 12/03/12........................................    350     351,240
 Capital One Financial Corp.
    6.250%, 11/15/13........................................    150     158,239
    7.375%, 05/23/14........................................  1,189   1,305,576
 Cardinal Health, Inc.
    4.000%, 06/15/15........................................  3,000   3,218,478
 Caterpillar Financial Services Corp.
    2.000%, 04/05/13........................................    400     402,838
    6.200%, 09/30/13........................................  1,000   1,052,477
 CenterPoint Energy Resources Corp.
    7.875%, 04/01/13........................................    425     436,952
 Charles Schwab Corp. (The)
    4.950%, 06/01/14........................................  2,200   2,346,828

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Chubb Corp. (The)
    5.200%, 04/01/13........................................ $  350  $  356,855
 Cisco Systems, Inc.
    1.625%, 03/14/14........................................  1,550   1,575,587
 Citigroup, Inc.
    6.500%, 08/19/13........................................    625     653,573
    6.375%, 08/12/14........................................  1,250   1,362,082
 CNA Financial Corp.
    5.850%, 12/15/14........................................    277     301,737
 Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13........................................  1,607   1,614,335
 Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13........................................    675     694,311
 Computer Sciences Corp.
    2.500%, 09/15/15........................................  2,000   2,042,790
 Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14........................................    400     420,030
 CSX Corp.
    5.500%, 08/01/13........................................    425     440,407
 Daimler Finance North America LLC
    6.500%, 11/15/13........................................  2,100   2,224,692
 Dell, Inc.
    2.100%, 04/01/14........................................  1,500   1,530,698
    2.300%, 09/10/15........................................  1,000   1,040,700
 DIRECTV Holdings LLC
    4.750%, 10/01/14........................................  1,500   1,610,778
 Dominion Resources, Inc.
    5.000%, 03/15/13........................................    325     330,330
 Dr. Pepper Snapple Group, Inc.
    2.350%, 12/21/12........................................    375     375,941
 E.I. Du Pont de Nemours & Co.
    4.750%, 11/15/12........................................    350     350,429
 eBay, Inc.
    0.875%, 10/15/13........................................  1,435   1,439,116
 Ecolab, Inc.
    1.000%, 08/09/15........................................  2,000   2,009,256
 Emerson Electric Co.
    5.625%, 11/15/13........................................  1,200   1,263,394
 Enbridge Energy Partners LP
    5.350%, 12/15/14........................................  1,475   1,604,308
 Energy Transfer Partners LP
    6.000%, 07/01/13........................................    425     438,650
    5.950%, 02/01/15........................................  1,200   1,324,957

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Enterprise Products Operating LLC
    5.600%, 10/15/14........................................ $2,666  $2,906,156
 Exelon Generation Co. LLC
    5.350%, 01/15/14........................................  1,100   1,156,182
 Express Scripts Holding Co.
    6.250%, 06/15/14........................................  3,465   3,764,608
 Fifth Third Bancorp
    6.250%, 05/01/13........................................    875     899,422
 Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15........................................  2,475   2,500,245
 General Electric Capital Corp.
    2.100%, 01/07/14........................................    600     610,885
    2.150%, 01/09/15........................................  6,000   6,165,288
    1.625%, 07/02/15........................................  2,000   2,034,288
 Goldman Sachs Group, Inc. (The)
    5.250%, 10/15/13........................................    250     260,622
    3.300%, 05/03/15........................................  3,500   3,655,431
 Hartford Financial Services Group, Inc.
    4.000%, 03/30/15........................................  1,400   1,471,077
 Hess Corp.
    7.000%, 02/15/14........................................    175     188,892
 Hewlett-Packard Co.
    1.250%, 09/13/13........................................  1,500   1,500,567
    2.625%, 12/09/14........................................  1,300   1,324,224
 HSBC Finance Corp.
    4.750%, 07/15/13........................................  1,575   1,617,018
 John Deere Capital Corp.
    1.875%, 06/17/13........................................  1,250   1,261,320
 JPMorgan Chase & Co.
    3.700%, 01/20/15........................................  2,800   2,964,683
    3.400%, 06/24/15........................................  1,000   1,058,784
 KeyCorp
    6.500%, 05/14/13........................................  1,000   1,030,985
 Kimberly-Clark Corp.
    5.000%, 08/15/13........................................  1,000   1,037,186
 Kroger Co. (The)
    5.500%, 02/01/13........................................    640     647,397
 Lowe's Cos, Inc.
    5.000%, 10/15/15........................................  1,050   1,183,977
 McKesson Corp.
    6.500%, 02/15/14........................................  2,445   2,619,008
 MetLife, Inc.
    2.375%, 02/06/14........................................    420     429,368
    5.500%, 06/15/14........................................  1,250   1,348,788
    5.000%, 06/15/15........................................    500     553,742

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Microsoft Corp.
    0.875%, 09/27/13........................................ $1,300  $1,306,496
    2.950%, 06/01/14........................................  2,300   2,390,533
 Morgan Stanley
    4.100%, 01/26/15........................................  2,000   2,082,906
 NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15........................................  2,800   2,937,469
 NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13........................................    750     762,863
 Northern Trust Corp.
    5.500%, 08/15/13........................................  1,068   1,110,864
 Occidental Petroleum Corp.
    1.450%, 12/13/13........................................  1,000   1,011,737
 PACCAR Financial Corp.
    2.050%, 06/17/13........................................    100     101,091
    0.750%, 08/14/15........................................  2,000   2,001,094
 Pacific Gas & Electric Co.
    4.800%, 03/01/14........................................  3,000   3,160,140
 Philip Morris International, Inc.
    4.875%, 05/16/13........................................  1,265   1,294,182
 Pitney Bowes, Inc.
    4.875%, 08/15/14........................................  2,000   2,094,320
 Plains All American Pipeline LP
    3.950%, 09/15/15........................................  1,330   1,444,313
 PNC Funding Corp.
    5.400%, 06/10/14........................................  2,075   2,233,594
 Praxair, Inc.
    2.125%, 06/14/13........................................  1,000   1,009,739
 Principal Financial Group, Inc.
    7.875%, 05/15/14........................................  2,958   3,271,063
 Procter & Gamble Co. (The)
 (e) 4.500%, 05/12/14.......................................  4,000   5,509,436
 Prudential Financial, Inc.
    6.200%, 01/15/15........................................  2,448   2,696,653
 Qwest Corp.
    7.500%, 10/01/14........................................  2,300   2,558,934
 Reynolds American, Inc.
    7.250%, 06/01/13........................................    900     933,945
 Safeway, Inc.
    5.625%, 08/15/14........................................  2,000   2,139,208
 Sempra Energy
    2.000%, 03/15/14........................................    416     421,976
 Spectra Energy Capital LLC
    5.500%, 03/01/14........................................  1,500   1,581,377
    5.668%, 08/15/14........................................    955   1,031,309
 St. Jude Medical, Inc.
    2.200%, 09/15/13........................................  3,325   3,367,587

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                            Face
                                                           Amount     Value+
                                                          -------  ------------
                                                           (000)
UNITED STATES -- (Continued)
   3.750%, 07/15/14...................................... $   100  $    105,206
State Street Corp.
   4.300%, 05/30/14......................................   1,400     1,482,265
SunTrust Banks, Inc.
   5.250%, 11/05/12......................................     425       425,000
Target Corp.
   4.000%, 06/15/13......................................   1,000     1,020,486
TD Ameritrade Holding Corp.
   4.150%, 12/01/14......................................   2,350     2,512,716
Texas Instruments, Inc.
   0.875%, 05/15/13......................................     500       501,772
Thermo Fisher Scientific, Inc.
   3.200%, 05/01/15......................................   2,250     2,367,963
Toyota Motor Credit Corp.
   1.000%, 02/17/15......................................   3,000     3,025,461
   0.875%, 07/17/15......................................   2,000     2,009,342
Travelers Property Casualty Corp.
   5.000%, 03/15/13......................................   1,175     1,194,094
Union Bank NA
   2.125%, 12/16/13......................................   1,400     1,426,806
UnitedHealth Group, Inc.
   5.000%, 08/15/14......................................   1,170     1,253,642
Valero Energy Corp.
   4.750%, 04/01/14......................................   1,125     1,175,890
   4.500%, 02/01/15......................................     900       970,599
Viacom, Inc.
   4.375%, 09/15/14......................................   1,229     1,312,004
Walt Disney Co. (The)
   0.875%, 12/01/14......................................   1,500     1,515,777
Waste Management, Inc.
   6.375%, 11/15/12......................................     325       325,526
WellPoint, Inc.
   5.000%, 12/15/14......................................   2,500     2,714,670
Wells Fargo & Co.
   3.750%, 10/01/14......................................   2,300     2,440,900
   1.250%, 02/13/15......................................   1,000     1,011,581
Williams Partners LP
   3.800%, 02/15/15......................................   1,500     1,598,544
                                                                   ------------
TOTAL UNITED STATES......................................           200,070,301
                                                                   ------------
TOTAL BONDS..............................................           395,798,294
                                                                   ------------
AGENCY OBLIGATIONS -- (5.0%)
Federal Home Loan Mortgage Corporation
   2.875%, 02/09/15......................................  11,000    11,623,513

                                                            Face
                                                           Amount     Value+
                                                          -------  ------------
                                                           (000)
Federal National Mortgage Association
   0.500%, 07/02/15...................................... $10,500  $ 10,525,053
                                                                   ------------
TOTAL AGENCY OBLIGATIONS.................................            22,148,566
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (5.9%)
U.S Treasury Note
^^@@ 0.375%, 07/31/13....................................  26,000    26,034,528
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $441,274,363)                                               $443,981,388
                                                                   ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
-                                  -------------------------------------------
                                   Level 1     Level 2    Level 3     Total
-                                  -------- ------------  ------- ------------
Bonds.............................       -- $395,798,294    --    $395,798,294
Agency Obligations................       --   22,148,566    --      22,148,566
U.S. Treasury Obligations.........       --   26,034,528    --      26,034,528
Swap Agreements**.................       --    1,271,996    --       1,271,996
Futures Contracts**............... $147,488           --    --         147,488
Forwards Currency Contracts**.....       --   (1,497,516)   --      (1,497,516)
                                   -------- ------------    --    ------------
TOTAL............................. $147,488 $443,755,868    --    $443,903,356
                                   ======== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value............................................. $    443,981
Temporary Cash Investments at Value & Cost.......................          857
Cash.............................................................        6,441
Receivables:
   Interest......................................................        4,597
   Fund Shares Sold..............................................        3,013
Unrealized Gain on Swap Contracts................................        2,549
Unrealized Gain on Forward Currency Contracts....................           42
Prepaid Expenses and Other Assets................................           17
                                                                  ------------
   Total Assets..................................................      461,497
                                                                  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................          404
   Due to Advisor................................................          114
   Futures Margin Variation......................................           45
Unrealized Loss on Swap Contracts................................        1,274
Unrealized Loss on Forward Currency Contracts....................        1,540
Accrued Expenses and Other Liabilities...........................           41
                                                                  ------------
       Total Liabilities.........................................        3,418
                                                                  ------------
NET ASSETS....................................................... $    458,079
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   48,728,681
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $       9.40
                                                                  ============
Investments at Cost.............................................. $    441,274
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    452,773
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        1,816
Accumulated Net Realized Gain (Loss).............................          848
Net Unrealized Foreign Exchange Gain (Loss)......................       (1,489)
Net Unrealized Appreciation (Depreciation).......................        4,131
                                                                  ------------
NET ASSETS....................................................... $    458,079
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                        DFA COMMODITY STRATEGY PORFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

Investment Income
   Interest...................................................................................... $  3,778
                                                                                                  --------
       Total Investment Income...................................................................    3,778
                                                                                                  --------
Expenses
   Investment Advisory Services Fees.............................................................    1,160
   Accounting & Transfer Agent Fees..............................................................       64
   Custodian Fees................................................................................       16
   Filing Fees...................................................................................       46
   Shareholders' Reports.........................................................................       13
   Directors'/Trustees' Fees & Expenses..........................................................        3
   Professional Fees.............................................................................       34
   Organizational & Offering Costs...............................................................        1
   Other.........................................................................................        6
                                                                                                  --------
       Total Expenses............................................................................    1,343
                                                                                                  --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (172)
   Fees Paid Indirectly..........................................................................       (9)
                                                                                                  --------
   Net Expenses..................................................................................    1,162
                                                                                                  --------
   Net Investment Income (Loss)..................................................................    2,616
                                                                                                  --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................................................    1,207
       Futures...................................................................................   (2,170)
       Foreign Currency Transactions.............................................................    1,374
       Swap Contracts............................................................................  (17,151)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.....................................................................    1,848
       Futures...................................................................................      112
       Swap Contracts............................................................................    3,344
       Translation of Foreign Currency Denominated Amounts.......................................   (1,489)
                                                                                                  --------
   Net Realized and Unrealized Gain (Loss).......................................................  (12,925)
                                                                                                  --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................. $(10,309)
                                                                                                  ========

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                Year
                                                                                               Ended          Period
                                                                                              Oct. 31,  November 9, 2010(a)
                                                                                                2012    to October 31, 2011
                                                                                             ---------  -------------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)............................................................. $   2,616       $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........................................................     1,207            227
       Futures..............................................................................    (2,170)        (1,328)
       Foreign Currency Transactions........................................................     1,374             --
       Swap Contracts.......................................................................   (17,151)       (10,020)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities................................................................     1,848            859
       Futures..............................................................................       112             37
       Swap Contracts.......................................................................     3,344         (2,069)
       Translation of Foreign Currency Denominated Amounts..................................    (1,489)            --
                                                                                             ---------       --------
          Net Increase (Decrease) in Net Assets Resulting from Operations...................   (10,309)       (11,188)
                                                                                             ---------       --------
Distributions From:
   Net Investment Income:
       Institutional Shares.................................................................    (2,038)          (574)
   Net Short-Term Gains:
       Institutional Shares.................................................................      (151)            --
                                                                                             ---------       --------
          Total Distributions...............................................................    (2,189)          (574)
                                                                                             ---------       --------
Capital Share Transactions (1):
   Shares Issued............................................................................   371,713        278,288
   Shares Issued in Lieu of Cash Distributions..............................................     2,084            559
   Shares Redeemed..........................................................................  (134,001)       (36,304)
                                                                                             ---------       --------
          Net Increase (Decrease) from Capital Share Transactions...........................   239,796        242,543
                                                                                             ---------       --------
          Total Increase (Decrease) in Net Assets...........................................   227,298        230,781
Net Assets
   Beginning of Period......................................................................   230,781             --
                                                                                             ---------       --------
   End of Period............................................................................ $ 458,079       $230,781
                                                                                             =========       ========
(1) Shares Issued and Redeemed:
   Shares Issued............................................................................    39,879         27,085
   Shares Issued in Lieu of Cash Distributions..............................................       232             52
   Shares Redeemed..........................................................................   (14,994)        (3,525)
                                                                                             ---------       --------
          Net Increase (Decrease) from Shares Issued and Redeemed...........................    25,117         23,612
                                                                                             =========       ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)       $   1,816       $    231

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout the period)

                                                                                                 Year          Period
                                                                                                Ended    November 9, 2010(a)
                                                                                               Oct. 31,          to
                                                                                                 2012       Oct. 31, 2011
                                                                                              --------   -------------------
Net Asset Value, Beginning of Period......................................................... $   9.77        $  10.00
                                                                                              --------        --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)...........................................................     0.07            0.07
   Net Gains (Losses) on Securities (Realized and Unrealized)................................    (0.37)          (0.27)
                                                                                              --------        --------
       Total from Investment Operations......................................................    (0.30)          (0.20)
                                                                                              --------        --------

Less Distributions
------------------
   Net Investment Income.....................................................................    (0.06)          (0.03)
   Net Realized Gains........................................................................    (0.01)             --
                                                                                              --------        --------
       Total Distributions...................................................................    (0.07)          (0.03)
                                                                                              --------        --------
Net Asset Value, End of Period............................................................... $   9.40        $   9.77
                                                                                              ========        ========
Total Return.................................................................................    (3.08)%         (2.02)%(C)
                                                                                              --------        --------
Net Assets, End of Period (thousands)........................................................ $458,079        $230,781
Ratio of Expenses to Average Net Assets......................................................     0.35%           0.47%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees and Fees Paid Indirectly)...............................     0.41%           0.53%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........................................     0.79%           0.64%(B)(E)
Portfolio Turnover Rate......................................................................       69%             50%(C)

   See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, one of which, DFA Commodity Strategy Portfolio(the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of October 31, 2012, the Portfolio held $75,170,235 in the Subsidiary, representing 16.33% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. At October 31, 2012, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2012, approximately $172 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $9

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio. $1

F. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                        U.S. Government   Other Investment
                          Securities         Securities
                       ----------------- ------------------
                       Purchases  Sales  Purchases  Sales
                       --------- ------- --------- --------
                        $80,319  $63,085 $372,169  $154,366

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
-                                 --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(18,602)        $1,007        $17,595

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2012 was as follows (amounts in thousands):

                                       Net Investment
                                           Income
                                       and Short-Term   Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2011.............................     $  636           --      $  636
     2012.............................      2,410          $37       2,447

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $221           $37      $258

   At October 31, 2012 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                               Total Net
                                  Net Investment                            Distributable
                                    Income and   Undistributed   Capital      Earnings
                                    Short-Term     Long-Term       Loss     (Accumulated
                                  Capital Gains  Capital Gains Carryforward    Losses)
                                  -------------- ------------- ------------ -------------
DFA Commodity Strategy Portfolio.      $864          $422           --         $1,286

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain its character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                  Federal   Unrealized    Unrealized    Appreciation
                                  Tax Cost Appreciation (Depreciation) (Depreciation)
                                  -------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio. $442,131    $2,762         $(55)         $2,707

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. Financial Instruments:

   In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2012, DFA Commodity Strategy Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                              Unrealized
                                                                Foreign
      Settlement Currency          Contract      Value at      Exchange
         Date    Amount** Currency  Amount   October 31, 2012 Gain (Loss)
      ---------- -------- -------- --------  ---------------- -----------
       12/06/12  (41,897)   Euro   $(52,788)     $(54,325)      $(1,537)
       12/06/12     (278)   Euro       (357)         (360)           (3)
       12/06/12   (4,726)   Euro     (6,170)       (6,128)           42
                                   --------      --------       -------
                                   $(59,315)     $(60,813)      $(1,498)
                                   ========      ========       =======

* During the year ended October 31, 2012, the Portfolio's average cost basis contract amount of forward currency contracts was $(44,772) (in thousands).
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio and the Subsidiary invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
            Description             Date    Contracts*  Amount  Gain (Loss)
             -----------         ---------- ---------- -------- -----------
     Brent Crude Futures          01/31/13       9     $   968     $(13)
     CBT Wheat Futures            05/16/13      32       1,418       10
     Coffee 'C' Futures           12/31/12       6         348      (16)
     Copper Futures               12/31/12      16       1,407       --
     Corn Futures                 05/16/13      42       1,580       14
     Cotton No. 2 Futures         12/20/12       8         280       (4)
     Gasoline RBOB Futures        01/30/13       6         656      (20)
     Gold 100oz Futures           12/20/12      12       2,063       68
     Heating Oil Futures          04/29/13       6         749       (4)
     Lean Hogs Futures            12/18/12      13         407       25
     Live Cattle Futures          12/18/12      15         756        1
     LME Nickel Futures           12/19/12       5         485      (17)
     LME Prime Aluminum Futures   12/19/12      23       1,093      (13)
     LME Zinc Futures             12/19/12      14         648       (2)
     Natural Gas Futures          04/30/13      70       2,640      130
     Silver Futures               12/31/12       4         646       53
     Soybean Futures              03/18/13      40       3,048       (6)
     Soybean Oil Futures          05/23/13      22         678      (12)
     Sugar #11 Futures            05/15/13      29         632      (17)
     WTI Crude Futures            07/31/13      12       1,071      (28)
                                                       -------     ----
                                                       $21,573     $149
                                                       =======     ====

   Dimensional Cayman Commodity Fund I, LTD.'s securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2012 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $13,350 (in thousands).

   At October 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                Unrealized
                                     Expiration     Notional   Appreciation
             Counterparty               Date        Amount*   (Depreciation)
              ------------           ----------     --------  --------------
    Citibank, N.A.                    12/31/12  USD $256,404     $   485
    Deutsche Bank AG, London Branch   11/28/12  USD   92,985         174
    Deutsche Bank AG, London Branch   12/18/12  USD  (25,000)      1,430
    Deutsche Bank AG, London Branch   06/19/13  USD   25,000      (1,068)
    Deutsche Bank AG, London Branch   11/26/12  USD  (23,025)       (206)
    Deutsche Bank AG, London Branch   11/26/12  USD   21,870         304
    UBS AG                            01/29/13  USD   82,958         156
                                                    --------     -------
                                                    $431,192     $ 1,275
                                                    ========     =======

* During the year ended October 31, 2012 the Portfolio's average notional value of outstanding swap contracts was $316,129 (in thousands).

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2012:

                                                   Location on the Statements of Assets and Liabilities
                                       -----------------------------------------------------------------------------
           Derivative Type                       Asset Derivatives                     Liability Derivatives
           ---------------             -------------------------------------   -------------------------------------

Commodity Contracts                    Payables: Futures Margin Variation

Foreign Exchange Contracts             Unrealized Gain on Forward Currency     Unrealized Loss on Forward Currency
                                       Contracts                               Contracts

Other Contracts                        Unrealized Gain on Swap Contracts       Unrealized Loss on Swap Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                           Asset Derivatives Value
                                                        ----------------------------
                                           Total Value             Foreign
                                               at       Commodity Exchange    Other
                                          Oct. 31, 2012 Contracts Contracts Contracts
-                                         ------------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.    $ 2,740      $149*      $42     $ 2,549

                                                         Liability Derivatives Value
                                                        ----------------------------
                                           Total Value        Foreign
                                               at            Exchange         Other
                                          Oct. 31, 2012      Contracts      Contracts
                                          ------------- ------------------- ---------
Dimensional Cayman Commodity Fund I, LTD.    $(2,814)        $(1,540)        $(1,274)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2012 (amounts in thousands):

                                             Location of Gain (Loss) on
 Derivative Type                          Derivatives Recognized in Income
 ---------------                        -------------------------------------

 Commodity Contracts                    Net Realized Gain (Loss) on: Futures
                                        Change in Unrealized Appreciation
                                        (Depreciation) of: Futures

 Foreign Exchange Contracts             Net Realized Gain (Loss) on: Foreign
                                        Currency Transactions Change in
                                        Unrealized Appreciation
                                        (Depreciation) of: Translation of
                                        Foreign Currency Denominated Amounts

 Other Contracts                        Net Realized Gain (Loss) on: Swap
                                        Contracts Change in Unrealized
                                        Appreciation (Depreciation) of: Swap
                                        Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                   Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(17,357)  $(2,170)  $ 1,964  $(17,151)

                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $  1,958   $   112   $(1,498) $  3,344

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   At October 31, 2012, three shareholders held 87% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA Commodity Strategy Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       DIMENSIONAL INVESTMENT GROUP INC.
                              PERFORMANCE CHARTS

DFA International Value Portfolio Class R2 vs. MSCI World ex USA Index (net dividends)
April 30, 2008-October 31, 2012

                                                                  DFA International Value    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns    EndDate    Portfolio - Class R2   USA Index (net div.)
---------   ---------- ----------- -----------------   ---------- ----------------------- --------------------
2008-04-30  2008-05-31     0.00%     1.52%                04/2008             10000                 10000
2008-05-31  2008-06-30    -9.94%    -7.78%                05/2008             10000            10151.7473
2008-06-30  2008-07-31    -2.82%    -3.56%                06/2008       9005.626951           9362.319226
2008-07-31  2008-08-31    -4.23%    -3.87%                07/2008       8751.649225           9029.149518
2008-08-31  2008-09-30   -11.66%   -14.44%                08/2008       8381.265038           8679.965473
2008-09-30  2008-10-31   -25.22%   -20.80%                09/2008        7404.32448           7426.766859
2008-10-31  2008-11-30    -6.20%    -5.42%                10/2008       5537.147002           5881.853535
2008-11-30  2008-12-31     7.70%     5.27%                11/2008       5193.758041           5562.881341
2008-12-31  2009-01-31   -13.84%    -9.33%                12/2008       5593.526873           5856.130766
2009-01-31  2009-02-28   -12.44%   -10.12%                01/2009        4819.37403           5309.712088
2009-02-28  2009-03-31    11.04%     6.59%                02/2009       4219.678167           4772.200545
2009-03-31  2009-04-30    18.22%    12.90%                03/2009       4685.541611           5086.667278
2009-04-30  2009-05-31    14.82%    12.65%                04/2009       5539.448726           5742.636539
2009-05-31  2009-06-30    -1.45%    -1.04%                05/2009       6360.513261           6468.886016
2009-06-30  2009-07-31    11.78%     9.39%                06/2009       6268.441251           6401.898676
2009-07-31  2009-08-31     5.67%     4.79%                07/2009        7006.57292           7003.022114
2009-08-31  2009-09-30     5.19%     4.13%                08/2009       7404.028433           7338.644408
2009-09-30  2009-10-31    -4.12%    -1.61%                09/2009       7788.557437           7641.425059
2009-10-31  2009-11-30     2.92%     2.47%                10/2009       7467.379811           7518.756328
2009-11-30  2009-12-31     1.09%     1.59%                11/2009       7685.321771           7704.789504
2009-12-31  2010-01-31    -5.83%    -4.69%                12/2009       7769.192928           7827.612036
2010-01-31  2010-02-28     0.32%    -0.10%                01/2010       7316.280335           7460.697378
2010-02-28  2010-03-31     7.92%     6.44%                02/2010       7339.506622           7453.220585
2010-03-31  2010-04-30    -1.76%    -1.49%                03/2010         7920.4971           7933.009755
2010-04-30  2010-05-31   -11.66%   -11.03%                04/2010       7780.928869           7814.726394
2010-05-31  2010-06-30    -1.79%    -1.45%                05/2010       6873.735368           6952.373221
2010-06-30  2010-07-31    12.34%     9.24%                06/2010       6750.523978           6851.798755
2010-07-31  2010-08-31    -4.94%    -2.99%                07/2010       7583.772914           7485.078183
2010-08-31  2010-09-30    10.83%     9.59%                08/2010       7209.414697           7261.351117
2010-09-30  2010-10-31     3.36%     3.56%                09/2010       7990.200894           7957.910109
2010-10-31  2010-11-30    -5.12%    -4.23%                10/2010       8258.574053           8241.403697
2010-11-30  2010-12-31     9.33%     8.05%                11/2010       7836.116939           7892.384622
2010-12-31  2011-01-31     4.24%     2.15%                12/2010       8567.304672           8527.891765
2011-01-31  2011-02-28     3.29%     3.71%                01/2011       8930.681379           8711.598845
2011-02-28  2011-03-31    -2.80%    -2.00%                02/2011        9224.17795            9034.62076
2011-03-31  2011-04-30     5.31%     5.45%                03/2011       8966.260639           8853.634675
2011-04-30  2011-05-31    -3.66%    -2.96%                04/2011       9442.593235           9335.818148
2011-05-31  2011-06-30    -1.41%    -1.42%                05/2011       9097.018606           9059.063804
2011-06-30  2011-07-31    -3.23%    -1.65%                06/2011       8968.489466           8930.043361
2011-07-31  2011-08-31   -10.77%    -8.45%                07/2011       8679.030283           8782.734618
2011-08-31  2011-09-30   -10.95%   -10.04%                08/2011       7744.219476           8040.214867
2011-09-30  2011-10-31     9.55%     9.73%                09/2011       6896.004492            7232.79322
2011-10-31  2011-11-30    -3.28%    -4.62%                10/2011       7554.584853           7936.207057
2011-11-30  2011-12-31    -2.74%    -1.09%                11/2011       7306.424139           7569.453347
2011-12-31  2012-01-31     6.64%     5.40%                12/2011       7106.352978           7486.857424
2012-01-31  2012-02-29     5.21%     5.50%                01/2012       7578.503886           7891.074884
2012-02-29  2012-03-31    -0.84%    -0.74%                02/2012       7973.568933           8324.914722
2012-03-31  2012-04-30    -3.60%    -1.70%                03/2012       7906.619144           8263.299091
2012-04-30  2012-05-31   -12.41%   -11.40%                04/2012       7622.000151           8123.046992
2012-05-31  2012-06-30     7.04%     6.55%                05/2012       6676.486208           7196.983824
2012-06-30  2012-07-31    -0.48%     1.25%                06/2012       7146.350142           7668.554475
2012-07-31  2012-08-31     4.15%     2.85%                07/2012        7111.94543           7764.038979
2012-08-31  2012-09-30     3.48%     3.04%                08/2012        7406.84296           7985.556671
2012-09-30  2012-10-31     1.22%     0.70%                09/2012       7664.940132           8228.010783
                                                       10/31/2012       7758.715959           8285.669913

                            One Year From 04/30/2008
                            -------- ---------------
                             2.70%        -5.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

DFA International Value Portfolio Institutional Class vs. MSCI World ex USA Index (net dividends)
October 31, 2002-October 31, 2012

                                                                   DFA International Value       MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio-Institutional Class USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------------- --------------------
2002-10-31  2002-11-30     6.00%          4.60%         10/2002                10000                    10000
2002-11-30  2002-12-31    -2.57%         -3.23%         11/2002          10599.76932              10460.38388
2002-12-31  2003-01-31    -3.37%         -3.81%         12/2002          10327.68049              10122.31597
2003-01-31  2003-02-28    -1.97%         -1.97%         01/2003          9979.947141              9736.633173
2003-02-28  2003-03-31    -2.46%         -1.93%         02/2003          9782.898242              9544.699524
2003-03-31  2003-04-30    10.95%          9.60%         03/2003          9542.079235              9360.754077
2003-04-30  2003-05-31     7.57%          6.20%         04/2003          10586.83244               10259.0855
2003-05-31  2003-06-30     3.22%          2.43%         05/2003          11387.80989              10895.37242
2003-06-30  2003-07-31     4.50%          2.29%         06/2003          11754.16167              11160.05075
2003-07-31  2003-08-31     2.59%          2.58%         07/2003          12283.62841              11416.08512
2003-08-31  2003-09-30     3.84%          3.00%         08/2003          12601.30845              11710.45636
2003-09-30  2003-10-31     7.85%          6.26%         09/2003          13084.80116              12061.78555
2003-10-31  2003-11-30     2.09%          2.27%         10/2003          14112.21786              12817.10429
2003-11-30  2003-12-31     7.47%          7.67%         11/2003          14407.45254              13107.63318
2003-12-31  2004-01-31     2.53%          1.39%         12/2003          15483.80439              14112.72688
2004-01-31  2004-02-29     2.99%          2.30%         01/2004          15875.94985              14309.22909
2004-02-29  2004-03-31     1.56%          0.50%         02/2004           16351.2777               14638.3333
2004-03-31  2004-04-30    -3.01%         -2.62%         03/2004          16605.58832              14711.61449
2004-04-30  2004-05-31     0.96%          0.47%         04/2004          16106.35087              14326.52241
2004-05-31  2004-06-30     4.14%          2.31%         05/2004          16260.87675              14393.48999
2004-06-30  2004-07-31    -3.69%         -3.05%         06/2004          16933.74416              14725.88378
2004-07-31  2004-08-31     1.25%          0.42%         07/2004          16309.23728               14276.8102
2004-08-31  2004-09-30     3.19%          2.91%         08/2004            16513.403              14336.16895
2004-09-30  2004-10-31     3.83%          3.59%         09/2004          17040.98221              14754.05385
2004-10-31  2004-11-30     7.37%          6.65%         10/2004          17693.15303               15284.2776
2004-11-30  2004-12-31     4.98%          4.22%         11/2004          18997.49469              16300.75747
2004-12-31  2005-01-31    -1.04%         -1.97%         12/2004          19942.94831              16989.40669
2005-01-31  2005-02-28     3.95%          4.45%         01/2005          19735.84378              16654.94269
2005-02-28  2005-03-31    -2.50%         -2.27%         02/2005          20515.53144              17395.84581
2005-03-31  2005-04-30    -3.05%         -2.55%         03/2005          20002.57057              17000.98254
2005-04-30  2005-05-31     0.13%          0.18%         04/2005          19393.10773              16567.48433
2005-05-31  2005-06-30     1.58%          1.63%         05/2005          19417.48624              16597.69751
2005-06-30  2005-07-31     4.45%          3.23%         06/2005           19723.3446              16869.00377
2005-07-31  2005-08-31     3.30%          2.76%         07/2005          20600.21215              17413.79488
2005-08-31  2005-09-30     2.79%          4.56%         08/2005          21279.47574              17894.53946
2005-09-30  2005-10-31    -1.53%         -3.23%         09/2005          21873.30675              18711.18961
2005-10-31  2005-11-30     1.79%          2.65%         10/2005          21538.32134              18106.58452
2005-11-30  2005-12-31     4.86%          4.64%         11/2005          21922.93422              18586.07722
2005-12-31  2006-01-31     6.81%          6.32%         12/2005          22988.25211               19447.8385
2006-01-31  2006-02-28     0.93%         -0.34%         01/2006          24554.76458              20677.90796
2006-02-28  2006-03-31     4.21%          3.17%         02/2006          24784.01031               20608.4637
2006-03-31  2006-04-30     5.03%          4.78%         03/2006          25828.35195              21262.03853
2006-04-30  2006-05-31    -4.04%         -3.80%         04/2006          27127.41107              22278.72975
2006-05-31  2006-06-30    -0.69%         -0.13%         05/2006          26032.12593              21432.31082
2006-06-30  2006-07-31     1.55%          0.94%         06/2006          25853.70737               21404.7152
2006-07-31  2006-08-31     3.40%          2.84%         07/2006          26254.23957              21605.26571
2006-08-31  2006-09-30     1.40%         -0.08%         08/2006          27145.74672              22219.30598
2006-09-30  2006-10-31     4.42%          3.95%         09/2006          27525.69601              22201.41652
2006-10-31  2006-11-30     3.27%          2.98%         10/2006          28741.21819              23078.81278
2006-11-30  2006-12-31     3.89%          2.87%         11/2006          29682.26762              23766.23179
2006-12-31  2007-01-31     1.86%          0.61%         12/2006          30837.95238              24447.67862
2007-01-31  2007-02-28    -0.08%          0.80%         01/2007          31411.24765              24596.81523
2007-02-28  2007-03-31     3.21%          2.56%         02/2007          31384.58275              24793.58307
2007-03-31  2007-04-30     5.02%          4.55%         03/2007          32390.52649              25428.87548
2007-04-30  2007-05-31     3.41%          2.22%         04/2007          34018.05706              26585.83302
2007-05-31  2007-06-30    -0.73%          0.10%         05/2007          35178.67313              27176.22708
2007-06-30  2007-07-31    -2.79%         -1.38%         06/2007          34921.77255               27203.4992
2007-07-31  2007-08-31    -1.16%         -1.45%         07/2007          33946.07692              26827.45133
2007-08-31  2007-09-30     5.20%          5.68%         08/2007           33553.0884              26439.13227
2007-09-30  2007-10-31     4.82%          4.35%         09/2007          35299.35435              27941.23223
2007-10-31  2007-11-30    -6.08%         -3.91%         10/2007          37002.33363               29155.8544
2007-11-30  2007-12-31    -2.18%         -1.88%         11/2007          34754.40098              28015.69869
2007-12-31  2008-01-31    -8.10%         -9.02%         12/2007          33996.95854              27489.05893
2008-01-31  2008-02-29    -1.30%          1.81%         01/2008          31243.09308              25010.60702
2008-02-29  2008-03-31     1.20%         -1.43%         02/2008          30837.70172              25463.85563
2008-03-31  2008-04-30     4.44%          5.56%         03/2008          31208.57186              25100.36419
2008-04-30  2008-05-31     0.04%          1.52%         04/2008          32594.06452              26495.58367
2008-05-31  2008-06-30    -9.93%         -7.78%         05/2008          32608.05939                26897.647
2008-06-30  2008-07-31    -2.83%         -3.56%         06/2008          29370.82391              24806.01124
2008-07-31  2008-08-31    -4.22%         -3.87%         07/2008          28539.43896              23923.25865
2008-08-31  2008-09-30   -11.67%        -14.44%         08/2008          27335.36418              22998.07514
2008-09-30  2008-10-31   -25.09%        -20.80%         09/2008          24144.95697              19677.65227
2008-10-31  2008-11-30    -6.14%         -5.42%         10/2008          18087.08247              15584.31425
2008-11-30  2008-12-31     7.48%          5.27%         11/2008          16976.47214               14739.1788
2008-12-31  2009-01-31   -13.77%         -9.33%         12/2008          18245.54429              15516.16027
2009-01-31  2009-02-28   -12.28%        -10.12%         01/2009          15732.42393              14068.39209
2009-02-28  2009-03-31    10.86%          6.59%         02/2009          13800.37187              12644.22388
2009-03-31  2009-04-30    18.36%         12.90%         03/2009          15299.27245              13477.42184
2009-04-30  2009-05-31    14.87%         12.65%         04/2009          18108.74874              15215.45069
2009-05-31  2009-06-30    -1.50%         -1.04%         05/2009          20801.77005              17139.69107
2009-06-30  2009-07-31    11.83%          9.39%         06/2009           20489.9563               16962.2042
2009-07-31  2009-08-31     5.68%          4.79%         07/2009          22914.45329              18554.91583
2009-08-31  2009-09-30     5.14%          4.13%         08/2009          24215.40289              19444.16669
2009-09-30  2009-10-31    -4.02%         -1.61%         09/2009          25461.20336               20246.4017
2009-10-31  2009-11-30     2.92%          2.47%         10/2009          24436.81675              19921.38374
2009-11-30  2009-12-31     1.17%          1.59%         11/2009          25149.43352              20414.28949
2009-12-31  2010-01-31    -5.81%         -4.69%         12/2009          25443.82537              20739.71496
2010-01-31  2010-02-28     0.31%         -0.10%         01/2010          23966.44196              19767.55316
2010-02-28  2010-03-31     7.97%          6.44%         02/2010          24041.05729              19747.74296
2010-03-31  2010-04-30    -1.73%         -1.49%         03/2010          25957.78491              21018.97237
2010-04-30  2010-05-31   -11.77%        -11.03%         04/2010          25509.72188               20705.5737
2010-05-31  2010-06-30    -1.74%         -1.45%         05/2010          22507.69958              18420.71863
2010-06-30  2010-07-31    12.47%          9.24%         06/2010          22116.59996              18154.24072
2010-07-31  2010-08-31    -4.94%         -2.99%         07/2010          24875.49043              19832.15152
2010-08-31  2010-09-30    10.71%          9.59%         08/2010          23647.63258              19239.37361
2010-09-30  2010-10-31     3.55%          3.56%         09/2010          26180.33381              21084.94731
2010-10-31  2010-11-30    -5.11%         -4.23%         10/2010          27108.82239              21836.08012
2010-11-30  2010-12-31     9.37%          8.05%         11/2010          25723.70008              20911.33371
2010-12-31  2011-01-31     4.24%          2.15%         12/2010          28133.66739              22595.14698
2011-01-31  2011-02-28     3.29%          3.71%         01/2011          29327.58798              23081.88961
2011-02-28  2011-03-31    -2.76%         -2.00%         02/2011          30291.90846              23937.75502
2011-03-31  2011-04-30     5.32%          5.45%         03/2011          29456.56933              23458.22183
2011-04-30  2011-05-31    -3.61%         -2.96%         04/2011          31022.26504              24735.79508
2011-05-31  2011-06-30    -1.40%         -1.42%         05/2011          29901.71811              24002.51829
2011-06-30  2011-07-31    -3.23%         -1.65%         06/2011          29484.57427               23660.6711
2011-07-31  2011-08-31   -10.72%         -8.45%         07/2011          28532.45196              23270.36799
2011-08-31  2011-09-30   -10.94%        -10.04%         08/2011          25473.17375              21303.01857
2011-09-30  2011-10-31     9.49%          9.73%         09/2011          22685.27339              19163.70779
2011-10-31  2011-11-30    -3.23%         -4.62%         10/2011          24837.55649              21027.44381
2011-11-30  2011-12-31    -2.67%         -1.09%         11/2011          24036.33538              20055.70845
2011-12-31  2012-01-31     6.72%          5.40%         12/2011          23393.74868              19836.86573
2012-01-31  2012-02-29     5.15%          5.50%         01/2012           24964.9706              20907.86348
2012-02-29  2012-03-31    -0.78%         -0.74%         02/2012          26250.51581              22057.34745
2012-03-31  2012-04-30    -3.60%         -1.70%         03/2012          26045.87111              21894.09324
2012-04-30  2012-05-31   -12.35%        -11.40%         04/2012          25107.71092              21522.48712
2012-05-31  2012-06-30     7.04%          6.55%         05/2012          22007.01197               19068.8287
2012-06-30  2012-07-31    -0.41%          1.25%         06/2012          23556.58362              20318.28267
2012-07-31  2012-08-31     4.08%          2.85%         07/2012          23459.30936              20571.27444
2012-08-31  2012-09-30     3.55%          3.04%         08/2012           24415.8396              21158.19849
2012-09-30  2012-10-31     1.29%          0.70%         09/2012          25283.43726              21800.59481
                                                     10/31/2012          25609.25475              21953.36604

                                   Five
                          One Year Years    Ten Years
                          -------- -----    ---------
                           2.98%   -7.10%     9.86%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

U.S. Large Company Portfolio vs. S&P 500(R) Index

October 31, 2002-October 31, 2012

                                                                     U.S. Large
BeginDate    EndDate   FundReturns Benchmark0Returns    EndDate   Company Portfolio S&P 500 Index
---------   ---------- ----------- -----------------   ---------- ----------------- -------------
2002-10-31  2002-11-30     5.90%     5.89%                10/2002          10000           10000
2002-11-30  2002-12-31    -5.97%    -5.88%                11/2002    10589.92806     10588.59043
2002-12-31  2003-01-31    -2.62%    -2.62%                12/2002    9957.757337     9966.404855
2003-01-31  2003-02-28    -1.49%    -1.50%                01/2003    9697.234617     9705.285048
2003-02-28  2003-03-31     0.92%     0.97%                02/2003     9552.49977     9559.705772
2003-03-31  2003-04-30     8.28%     8.24%                03/2003    9640.806344     9652.530516
2003-04-30  2003-05-31     5.29%     5.27%                04/2003    10439.36711     10447.60945
2003-05-31  2003-06-30     1.30%     1.28%                05/2003        10991.1       10998.094
2003-06-30  2003-07-31     1.70%     1.76%                06/2003    11134.45866      11138.8696
2003-07-31  2003-08-31     1.93%     1.95%                07/2003    11323.91934     11335.24787
2003-08-31  2003-09-30    -1.13%    -1.06%                08/2003    11542.52782      11556.2852
2003-09-30  2003-10-31     5.77%     5.66%                09/2003    11411.63565     11433.55746
2003-10-31  2003-11-30     0.85%     0.88%                10/2003    12069.99925      12080.3538
2003-11-30  2003-12-31     5.14%     5.24%                11/2003    12172.41137     12186.66091
2003-12-31  2004-01-31     1.84%     1.84%                12/2003    12798.33163     12825.72941
2004-01-31  2004-02-29     1.35%     1.39%                01/2004    13033.70324     13061.14532
2004-02-29  2004-03-31    -1.45%    -1.51%                02/2004    13210.23195     13242.68797
2004-03-31  2004-04-30    -1.59%    -1.57%                03/2004    13018.66304     13042.85581
2004-04-30  2004-05-31     1.38%     1.37%                04/2004    12812.25163     12838.08298
2004-05-31  2004-06-30     1.96%     1.94%                05/2004     12989.1757     13014.22147
2004-06-30  2004-07-31    -3.35%    -3.31%                06/2004    13244.24124     13267.21794
2004-07-31  2004-08-31     0.35%     0.40%                07/2004    12800.30019     12828.07303
2004-08-31  2004-09-30     1.09%     1.08%                08/2004     12844.6943     12879.77016
2004-09-30  2004-10-31     1.49%     1.53%                09/2004    12985.21644     13019.25807
2004-10-31  2004-11-30     4.06%     4.05%                10/2004    13178.36039     13218.19233
2004-11-30  2004-12-31     3.38%     3.40%                11/2004    13713.22056      13753.0004
2004-12-31  2005-01-31    -2.43%    -2.44%                12/2004    14177.08805       14221.015
2005-01-31  2005-02-28     2.17%     2.10%                01/2005    13832.40198     13874.37776
2005-02-28  2005-03-31    -1.81%    -1.77%                02/2005      14132.129     14166.29467
2005-03-31  2005-04-30    -1.84%    -1.90%                03/2005    13877.03017     13915.40959
2005-04-30  2005-05-31     3.09%     3.18%                04/2005    13621.71684     13651.43427
2005-05-31  2005-06-30     0.18%     0.14%                05/2005    14042.23291     14085.82291
2005-06-30  2005-07-31     3.75%     3.72%                06/2005    14067.64538     14105.82477
2005-07-31  2005-08-31    -0.93%    -0.91%                07/2005    14595.37055     14630.56146
2005-08-31  2005-09-30     0.80%     0.81%                08/2005    14459.66979     14497.13074
2005-09-30  2005-10-31    -1.66%    -1.67%                09/2005    14575.69574     14614.55749
2005-10-31  2005-11-30     3.81%     3.78%                10/2005    14333.27253     14370.93282
2005-11-30  2005-12-31     0.03%     0.04%                11/2005    14878.72476      14914.4415
2005-12-31  2006-01-31     2.66%     2.65%                12/2005    14882.49415     14919.66156
2006-01-31  2006-02-28     0.20%     0.27%                01/2006    15278.95404     15314.73419
2006-02-28  2006-03-31     1.26%     1.25%                02/2006    15309.45095     15356.23712
2006-03-31  2006-04-30     1.38%     1.34%                03/2006    15502.09639     15547.42228
2006-04-30  2006-05-31    -2.92%    -2.88%                04/2006    15716.12928     15756.22416
2006-05-31  2006-06-30     0.20%     0.14%                05/2006    15257.48738     15302.76003
2006-06-30  2006-07-31     0.60%     0.62%                06/2006    15287.37212     15323.57178
2006-07-31  2006-08-31     2.40%     2.38%                07/2006    15379.55728     15418.11822
2006-08-31  2006-09-30     2.52%     2.58%                08/2006    15748.29792     15784.96351
2006-09-30  2006-10-31     3.25%     3.26%                09/2006    16145.28992     16191.74202
2006-10-31  2006-11-30     1.85%     1.90%                10/2006    16670.08901     16719.43089
2006-11-30  2006-12-31     1.44%     1.40%                11/2006    16978.79437     17037.43447
2006-12-31  2007-01-31     1.53%     1.51%                12/2006    17222.48265     17276.43134
2007-01-31  2007-02-28    -1.95%    -1.96%                01/2007    17486.48825     17537.70592
2007-02-28  2007-03-31     1.06%     1.12%                02/2007    17144.83395     17194.68908
2007-03-31  2007-04-30     4.50%     4.43%                03/2007     17325.7434     17387.01168
2007-04-30  2007-05-31     3.44%     3.49%                04/2007    18104.77863     18157.17406
2007-05-31  2007-06-30    -1.61%    -1.66%                05/2007    18728.00682     18790.77083
2007-06-30  2007-07-31    -3.14%    -3.10%                06/2007    18425.59314     18478.59355
2007-07-31  2007-08-31     1.49%     1.50%                07/2007    17846.36888     17905.66827
2007-08-31  2007-09-30     3.75%     3.74%                08/2007    18112.49895     18174.07549
2007-09-30  2007-10-31     1.59%     1.59%                09/2007     18791.3635     18853.78591
2007-10-31  2007-11-30    -4.20%    -4.18%                10/2007    19090.13831     19153.74965
2007-11-30  2007-12-31    -0.63%    -0.69%                11/2007    18288.16381     18352.93137
2007-12-31  2008-01-31    -6.01%    -6.00%                12/2007    18173.16771     18225.56203
2008-01-31  2008-02-29    -3.24%    -3.25%                01/2008    17080.87801     17132.02831
2008-02-29  2008-03-31    -0.38%    -0.43%                02/2008    16526.81802     16575.40871
2008-03-31  2008-04-30     4.83%     4.87%                03/2008    16464.39329     16503.80294
2008-04-30  2008-05-31     1.29%     1.30%                04/2008    17259.00687     17307.53814
2008-05-31  2008-06-30    -8.39%    -8.43%                05/2008    17481.49867     17532.53614
2008-06-30  2008-07-31    -0.80%    -0.84%                06/2008    16014.92457     16054.54334
2008-07-31  2008-08-31     1.41%     1.45%                07/2008    15887.18838     15919.52463
2008-08-31  2008-09-30    -8.81%    -8.91%                08/2008    16110.72671     16149.72096
2008-09-30  2008-10-31   -16.72%   -16.80%                09/2008    14692.09247     14710.61933
2008-10-31  2008-11-30    -7.09%    -7.18%                10/2008    12235.38193     12239.97081
2008-11-30  2008-12-31     1.09%     1.06%                11/2008    11368.30762      11361.7529
2008-12-31  2009-01-31    -8.33%    -8.43%                12/2008    11492.64848     11482.64196
2009-01-31  2009-02-28   -10.63%   -10.65%                01/2009    10534.92778     10514.81106
2009-02-28  2009-03-31     8.77%     8.76%                02/2009    9414.881527     9395.193977
2009-03-31  2009-04-30     9.57%     9.57%                03/2009    10240.85997     10218.16778
2009-04-30  2009-05-31     5.68%     5.59%                04/2009    11220.84657     11196.14862
2009-05-31  2009-06-30     0.13%     0.20%                05/2009    11857.83786     11822.34921
2009-06-30  2009-07-31     7.61%     7.56%                06/2009    11872.67009     11845.75746
2009-07-31  2009-08-31     3.60%     3.61%                07/2009    12775.84693     12741.73881
2009-08-31  2009-09-30     3.75%     3.73%                08/2009    13235.64605     13201.71558
2009-09-30  2009-10-31    -1.92%    -1.86%                09/2009    13731.58842      13694.4036
2009-10-31  2009-11-30     6.00%     6.00%                10/2009    13467.51941     13440.00171
2009-11-30  2009-12-31     1.93%     1.93%                11/2009    14276.23074     14246.13301
2009-12-31  2010-01-31    -3.54%    -3.60%                12/2009    14551.92186      14521.3683
2010-01-31  2010-02-28     3.08%     3.10%                01/2010    14036.95659     13999.03468
2010-02-28  2010-03-31     6.06%     6.03%                02/2010    14468.86295     14432.68278
2010-03-31  2010-04-30     1.52%     1.58%                03/2010    15345.50396     15303.60859
2010-04-30  2010-05-31    -8.02%    -7.99%                04/2010    15578.76895     15545.20666
2010-05-31  2010-06-30    -5.23%    -5.23%                05/2010    14329.13507     14303.92191
2010-06-30  2010-07-31     7.01%     7.01%                06/2010    13580.01764      13555.1402
2010-07-31  2010-08-31    -4.48%    -4.51%                07/2010     14532.1222     14504.85399
2010-08-31  2010-09-30     8.89%     8.92%                08/2010    13880.68224     13850.04686
2010-09-30  2010-10-31     3.78%     3.80%                09/2010    15114.81898     15086.08045
2010-10-31  2010-11-30     0.00%     0.01%                10/2010    15685.82325     15660.09072
2010-11-30  2010-12-31     6.68%     6.68%                11/2010    15685.82326     15662.09521
2010-12-31  2011-01-31     2.42%     2.37%                12/2010    16734.28613      16708.8087
2011-01-31  2011-02-28     3.35%     3.43%                01/2011     17139.9658     17104.82417
2011-02-28  2011-03-31     0.12%     0.04%                02/2011    17714.67865     17690.81834
2011-03-31  2011-04-30     2.87%     2.96%                03/2011    17735.22244      17697.8416
2011-04-30  2011-05-31    -1.12%    -1.13%                04/2011    18243.88083     18221.96318
2011-05-31  2011-06-30    -1.70%    -1.67%                05/2011    18040.41748     18015.70878
2011-06-30  2011-07-31    -2.02%    -2.03%                06/2011    17734.49579     17715.40493
2011-07-31  2011-08-31    -5.39%    -5.43%                07/2011    17376.73939     17355.17988
2011-08-31  2011-09-30    -7.08%    -7.03%                08/2011    16439.75835     16412.42916
2011-09-30  2011-10-31    10.99%    10.93%                09/2011    15275.85169     15258.66821
2011-10-31  2011-11-30    -0.30%    -0.22%                10/2011    16954.14033     16926.33384
2011-11-30  2011-12-31     1.08%     1.02%                11/2011    16902.76415     16888.94356
2011-12-31  2012-01-31     4.44%     4.48%                12/2011    17086.04496     17061.70057
2012-01-31  2012-02-29     4.26%     4.32%                01/2012    17845.42473     17826.32068
2012-02-29  2012-03-31     3.35%     3.29%                02/2012    18604.80451     18597.14861
2012-03-31  2012-04-30    -0.63%    -0.63%                03/2012     19227.7994     19209.16218
2012-04-30  2012-05-31    -6.07%    -6.01%                04/2012    19106.65215     19088.60547
2012-05-31  2012-06-30     4.13%     4.12%                05/2012    17947.09989     17941.38029
2012-06-30  2012-07-31     1.40%     1.39%                06/2012    18688.93285     18680.60498
2012-07-31  2012-08-31     2.20%     2.25%                07/2012    18949.95146     18940.05976
2012-08-31  2012-09-30     2.58%     2.58%                08/2012    19367.58125     19366.64291
2012-09-30  2012-10-31    -1.85%    -1.85%                09/2012    19867.87774     19867.11129
                                                       10/31/2012    19500.60184     19500.27841

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.02%        0.43%   6.91%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review            12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                    U.S. Dollar
                                                      Return
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%

--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                      12 Months Ended October 31, 2012
                       --------------------------------
                                                         Local
                                                        Currency U.S. Dollar
   Ten Largest Foreign Developed Markets by Market Cap   Return    Return
   ---------------------------------------------------  -------- -----------
                     United Kingdom....................   8.61%      8.41%
                     Japan.............................  -0.86%     -3.28%
                     Canada............................   3.34%      2.69%
                     France............................  10.04%      2.23%
                     Australia.........................  10.20%      7.71%
                     Switzerland.......................  17.41%      9.79%
                     Germany...........................  18.18%      9.79%
                     Spain.............................  -6.40%    -13.04%
                     Sweden............................   9.26%      6.47%
                     Hong Kong.........................  16.12%     16.34%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%

--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                     Local
                                                    Currency U.S. Dollar
        Ten Largest Emerging Markets by Market Cap   Return    Return
        ------------------------------------------  -------- -----------
                      China........................   7.71%      7.92%
                      South Korea..................   1.71%      3.35%
                      Brazil.......................   4.65%    -12.68%
                      Taiwan.......................  -1.78%      0.59%
                      South Africa.................  17.70%      6.84%
                      India........................   5.24%     -4.73%
                      Russia.......................  -1.42%     -4.50%
                      Mexico.......................  16.32%     17.03%
                      Malaysia.....................  11.39%     12.19%
                      Indonesia....................  12.64%      3.82%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

Master-Feeder Structure

   The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA International Value Portfolio

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2012, total returns were 2.70% for the Portfolio's Class R2 shares, 2.98% for the Portfolio's Institutional Class shares, and 4.40% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in

Japan significantly underperformed. As the Master Fund has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed to relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
              Russell 3000(R) Index........................ 14.75%
              Russell Microcap(R) Index (micro cap stocks). 16.49%
              Russell 2000(R) Index (small cap stocks)..... 12.08%
              Russell 1000(R) Index (large cap stocks)..... 14.97%
              Dow Jones US Select REIT Index............... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
         Russell 2000(R) Value Index (small cap value stocks)... 14.47%
         Russell 2000(R) Growth Index (small cap growth stocks).  9.70%
         Russell 1000(R) Value Index (large cap value stocks)... 16.89%
         Russell 1000(R) Growth Index (large cap growth stocks). 13.02%

--------
   Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Domestic Equity Portfolio Performance Overview

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. The Portfolio was mostly invested in equities or equivalents throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, the total return was 15.02% for the Portfolio and 15.21% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

   This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

   This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLES

                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/12  10/31/12    Ratio*   Period*
  -                                    --------- --------- ---------- --------
  DFA International Value Portfolio**
  Actual Fund Return Class R2 Shares.. $1,000.00 $1,017.93    0.71%    $3.60
     Institutional Class Shares....... $1,000.00 $1,019.96    0.45%    $2.28
  Hypothetical 5% Annual Return
     Class R2 Shares.................. $1,000.00 $1,021.57    0.71%    $3.61
     Institutional Class Shares....... $1,000.00 $1,022.87    0.45%    $2.29

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
     -                              --------- --------- ---------- --------
     U.S. Large Company Portfolio
     Actual Fund Return             $1,000.00 $1,020.62    0.10%    $0.51
     Hypothetical 5% Annual Return  $1,000.00 $1,024.63    0.10%    $0.51

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                          Affiliated Investment Companies
       -                                  -------------------------------
       DFA International Value Portfolio.              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
                     Consumer Discretionary........  11.1%
                     Consumer Staples..............  10.9%
                     Energy........................  11.3%
                     Financials....................  13.1%
                     Health Care...................  12.2%
                     Industrials...................   9.9%
                     Information Technology........  19.1%
                     Materials.....................   3.5%
                     Real Estate Investment Trusts.   2.1%
                     Telecommunication Services....   3.2%
                     Utilities.....................   3.6%
                                                    -----
                                                    100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                      Value+
-                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company....................................... $5,488,430,964
                                                                  --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $5,225,492,365)..................................... $5,488,430,964
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (9.8%)
   *Amazon.com, Inc.....................   115,612 $ 26,916,786       0.7%
   #Comcast Corp. Class A...............   855,404   32,086,204       0.8%
    Home Depot, Inc. (The)..............   481,897   29,578,838       0.7%
   #McDonald's Corp.....................   322,373   27,981,976       0.7%
   #Walt Disney Co. (The)...............   573,590   28,146,061       0.7%
    Other Securities....................            304,177,178       7.5%
                                                   ------------      ----
Total Consumer Discretionary............            448,887,043      11.1%
                                                   ------------      ----
Consumer Staples -- (9.6%)
    Altria Group, Inc...................   649,853   20,665,325       0.5%
   #Coca-Cola Co. (The)................. 1,237,685   46,017,128       1.1%
   #CVS Caremark Corp...................   406,706   18,871,158       0.5%
   #PepsiCo, Inc........................   497,507   34,447,385       0.8%
   #Philip Morris International, Inc....   538,889   47,724,010       1.2%
    Procter & Gamble Co. (The)..........   880,482   60,964,574       1.5%
   #Wal-Mart Stores, Inc................   537,291   40,307,571       1.0%
    Other Securities....................            172,123,444       4.3%
                                                   ------------      ----
Total Consumer Staples..................            441,120,595      10.9%
                                                   ------------      ----
Energy -- (9.9%)
    Chevron Corp........................   627,254   69,129,663       1.7%
    ConocoPhillips......................   388,264   22,461,072       0.6%
   #Exxon Mobil Corp.................... 1,475,617  134,532,002       3.3%
    Occidental Petroleum Corp...........   258,922   20,444,481       0.5%
    Schlumberger, Ltd...................   424,221   29,496,086       0.7%
    Other Securities....................            179,270,354       4.5%
                                                   ------------      ----
Total Energy............................            455,333,658      11.3%
                                                   ------------      ----
Financials -- (11.5%)
   #American Express Co.................   315,290   17,646,781       0.4%
    Bank of America Corp................ 3,445,163   32,108,919       0.8%
   *Berkshire Hathaway, Inc. Class B....   586,237   50,621,565       1.3%
   #Citigroup, Inc......................   937,452   35,051,330       0.9%
   #Goldman Sachs Group, Inc. (The).....   144,063   17,631,871       0.4%
    JPMorgan Chase & Co................. 1,214,380   50,615,358       1.3%
   #U.S. Bancorp........................   605,886   20,121,474       0.5%
    Wells Fargo & Co.................... 1,570,400   52,906,776       1.3%
    Other Securities....................            251,683,942       6.2%
                                                   ------------      ----
Total Financials........................            528,388,016      13.1%
                                                   ------------      ----
Health Care -- (10.7%)
   #Abbott Laboratories.................   501,682   32,870,205       0.8%
   #Amgen, Inc..........................   246,397   21,324,428       0.5%
   #Bristol-Myers Squibb Co.............   536,746   17,846,805       0.4%
   #Johnson & Johnson...................   881,366   62,418,340       1.6%
    Merck & Co., Inc....................   973,623   44,426,418       1.1%
   #Pfizer, Inc......................... 2,387,836   59,385,481       1.5%
    UnitedHealth Group, Inc.............   330,134   18,487,504       0.5%
    Other Securities....................            235,341,303       5.8%
                                                   ------------      ----
Total Health Care.......................            492,100,484      12.2%
                                                   ------------      ----
Industrials -- (8.7%)
    3M Co...............................   203,319   17,810,744       0.4%
    Caterpillar, Inc....................   208,835   17,711,296       0.4%
    General Electric Co................. 3,375,438   71,086,724       1.8%
   #Union Pacific Corp..................   151,401   18,626,865       0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                              Percentage
                                                                                   Shares        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
Industrials -- (Continued)
    United Parcel Service, Inc. Class B.........................................     229,794 $   16,832,410        0.4%
   #United Technologies Corp....................................................     268,160     20,959,386        0.5%
    Other Securities............................................................                238,307,526        5.9%
                                                                                             --------------      -----
Total Industrials...............................................................                401,334,951        9.9%
                                                                                             --------------      -----
Information Technology -- (16.8%)
    Apple, Inc..................................................................     299,668    178,332,427        4.4%
  #*Cisco Systems, Inc..........................................................   1,691,120     28,985,797        0.7%
   *eBay, Inc...................................................................     370,763     17,904,145        0.4%
   *Google, Inc. Class A........................................................      84,681     57,563,603        1.4%
   #Intel Corp..................................................................   1,599,353     34,586,009        0.9%
    International Business Machines Corp........................................     343,401     66,801,797        1.7%
   #Microsoft Corp..............................................................   2,411,994     68,826,249        1.7%
    Oracle Corp.................................................................   1,217,449     37,801,791        0.9%
    QUALCOMM, Inc...............................................................     544,524     31,895,493        0.8%
    Visa, Inc...................................................................     167,087     23,184,992        0.6%
    Other Securities............................................................                225,960,051        5.6%
                                                                                             --------------      -----
Total Information Technology....................................................                771,842,354       19.1%
                                                                                             --------------      -----
Materials -- (3.1%)
    Other Securities............................................................                141,009,003        3.5%
                                                                                             --------------      -----
Real Estate Investment Trusts -- (1.8%)
    Other Securities............................................................                 83,664,162        2.1%
                                                                                             --------------      -----
Telecommunication Services -- (2.8%)
    AT&T, Inc...................................................................   1,844,227     63,791,812        1.6%
    Verizon Communications, Inc.................................................     910,725     40,654,764        1.0%
    Other Securities............................................................                 23,537,946        0.6%
                                                                                             --------------      -----
Total Telecommunication Services................................................                127,984,522        3.2%
                                                                                             --------------      -----
Utilities -- (3.2%)
    Other Securities............................................................                146,566,901        3.6%
                                                                                             --------------      -----
TOTAL COMMON STOCKS.............................................................              4,038,231,689      100.0%
                                                                                             --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.0%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.........   1,129,582      1,129,582        0.0%
                                                                                             --------------      -----

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount
                                                                                    (000)
                                                                                 -----------
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund..............................................  47,921,323    554,449,706       13.7%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $1,507,276 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $1,511,812) to be
     repurchased at $1,463,350.................................................. $     1,463      1,463,338        0.1%
                                                                                             --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................                555,913,044       13.8%
                                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,051,408,570).........................................................             $4,595,274,315      113.8%
                                                                                             ==============      =====

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Porfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investment in Securities (Market Value)
                           ---------------------------------------------------
                               Level 1       Level 2    Level 3      Total
                           --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary. $  448,887,043            --   --    $  448,887,043
   Consumer Staples.......    441,120,595            --   --       441,120,595
   Energy.................    455,333,658            --   --       455,333,658
   Financials.............    528,388,016            --   --       528,388,016
   Health Care............    492,100,484            --   --       492,100,484
   Industrials............    401,334,951            --   --       401,334,951
   Information Technology.    771,842,354            --   --       771,842,354
   Materials..............    141,009,003            --   --       141,009,003
   Real Estate
     Investment Trusts....     83,664,162            --   --        83,664,162
   Telecommunication
     Services.............    127,984,522            --   --       127,984,522
   Utilities..............    146,566,901            --   --       146,566,901
Temporary Cash
  Investments.............      1,129,582            --   --         1,129,582
Securities Lending
  Collateral..............             --  $555,913,044   --       555,913,044
Futures Contracts**.......        (55,002)           --   --           (55,002)
                           --------------  ------------   --    --------------
TOTAL..................... $4,039,306,269  $555,913,044   --    $4,595,219,313
                           ==============  ============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               October 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                        DFA
                                                   International   U.S. Large
                                                       Value        Company
                                                     Portfolio     Portfolio
                                                  --------------  ------------
 ASSETS:
 Investments in Affiliated Investment Company at
   Value......................................... $    5,488,431            --
 Investments at Value (including $0 and $542,644
   of securities on loan, respectively)..........             --  $  4,038,232
 Temporary Cash Investments at Value & Cost......             --         1,130
 Collateral Received from Securities on Loan at
   Value & Cost..................................             --         1,463
 Affiliated Collateral Received from Securities
   on Loan at Value & Cost.......................             --       554,450
 Cash............................................             --           151
 Receivables:
    Dividends and Interest.......................             --         4,811
    Securities Lending Income....................             --            42
    Fund Shares Sold.............................         11,620         2,146
 Prepaid Expenses and Other Assets...............             47            49
                                                  --------------  ------------
        Total Assets.............................      5,500,098     4,602,474
                                                  --------------  ------------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned.............             --       555,913
    Affiliated Investment Company Purchased......          5,618            --
    Fund Shares Redeemed.........................          6,002         8,506
    Due to Advisor...............................            916           281
    Futures Margin Variation.....................             --            12
 Accrued Expenses and Other Liabilities..........            267           426
                                                  --------------  ------------
        Total Liabilities........................         12,803       565,138
                                                  --------------  ------------
 NET ASSETS...................................... $    5,487,295  $  4,037,336
                                                  ==============  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE:
 Class R2 Shares -- based on net assets of
   $6,407 and $0 and sharesoutstanding of
   407,575 and 0, respectively................... $        15.72           N/A
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................    100,000,000           N/A
                                                  ==============  ============
 Institutional Class Shares -- based on net
   assets of $5,480,888 and $4,037,336 and
   shares outstanding of 348,729,357 and
   362,014,028,respectively...................... $        15.72  $      11.15
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................  1,500,000,000   900,000,000
                                                  ==============  ============
 Investment in Affiliated Investment Company at
   Cost.......................................... $    5,225,492  $         --
                                                  --------------  ------------
 Investments at Cost............................. $           --  $  2,494,366
                                                  ==============  ============
 NET ASSETS CONSIST OF:
 Paid-In Capital................................. $    6,104,959  $  3,069,449
 Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income).......................................         27,224        12,249
 Accumulated Net Realized Gain (Loss)............       (907,779)     (588,173)
 Net Unrealized Foreign Exchange Gain (Loss).....            (48)           --
 Net Unrealized Appreciation (Depreciation)......        262,939     1,543,811
                                                  --------------  ------------
 NET ASSETS...................................... $    5,487,295  $  4,037,336
                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                            DFA
                                                       International U.S. Large
                                                           Value      Company
                                                        Portfolio*   Portfolio
                                                       ------------- ----------
 Investment Income
    Dividends (Net of Foreign Taxes Withheld of
      $15,813 and $0, respectively)...................   $199,285     $ 86,573
    Interest..........................................          2           92
    Income from Securities Lending....................     10,265          832
    Expenses Allocated from Affiliated Investment
      Company.........................................    (12,433)          --
                                                         --------     --------
        Total Investment Income.......................    197,119       87,497
                                                         --------     --------
 Expenses
    Investment Advisory Services Fees.................         --          994
    Administrative Services Fees......................     10,513        1,987
    Accounting & Transfer Agent Fees..................         74          429
    Shareholder Servicing Fees -- Class R2 Shares.....         16           --
    S&P 500(R) Fees...................................         --          101
    Custodian Fees....................................         --           49
    Filing Fees.......................................        122           79
    Shareholders' Reports.............................        176          110
    Directors'/Trustees' Fees & Expenses..............         45           34
    Professional Fees.................................         99          155
    Other.............................................         53           57
                                                         --------     --------
        Total Expenses................................     11,098        3,995
                                                         --------     --------
    Fees Waived, Expenses Reimbursed, and/or
      Previously Waived Fees Recovered by Advisor
      (Note C)........................................         --          (21)
                                                         --------     --------
    Net Expenses......................................     11,098        3,974
                                                         --------     --------
    Net Investment Income (Loss)......................    186,021       83,523
                                                         --------     --------
 Realized and Unrealized Gain (Loss)
    Capital Gain Distributions Received from
      Investment Securities...........................         --          543
    Net Realized Gain (Loss) on: Investment
      Securities Sold.................................     74,190       68,937
        Futures.......................................         --       12,993
        Foreign Currency Transactions.................       (951)          --
    Change in Unrealized Appreciation
      (Depreciation) of:..............................
        Investment Securities and Foreign
          Currency....................................    (96,127)     393,550
        Futures.......................................         --       (3,799)
        Translation of Foreign Currency
          Denominated Amounts.........................       (209)          --
                                                         --------     --------
    Net Realized and Unrealized Gain (Loss)...........    (23,097)     472,224
                                                         --------     --------
 Net Increase (Decrease) in Net Assets Resulting
   from Operations                                       $162,924     $555,747
                                                         ========     ========
--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       DFA International           U.S. Large
                                                        Value Portfolio         Company Portfolio
                                                    -----------------------  ----------------------
                                                        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended
                                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                        2012        2011        2012        2011
                                                    -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   186,021  $  179,582  $   83,523  $   75,394
   Capital Gain Distributions Received
     from Investment Securities....................          --          --         543          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................      74,190     112,233      68,937     (44,142)
       Futures.....................................          --          --      12,993       2,851
       Foreign Currency Transactions...............        (951)        364          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency..........................     (96,127)   (767,465)    393,550     251,680
       Futures.....................................          --          --      (3,799)      2,298
       Translation of Foreign Currency
         Denominated Amounts.......................        (209)       (353)         --          --
                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.............................     162,924    (475,639)    555,747     288,081
                                                    -----------  ----------  ----------  ----------
   Distributions From:
   Net Investment Income:
          Class R2 Shares..........................        (205)       (172)         --          --
          Institutional Class Shares...............    (180,761)   (172,488)    (81,785)    (74,515)
                                                    -----------  ----------  ----------  ----------
              Total Distributions..................    (180,966)   (172,660)    (81,785)    (74,515)
                                                    -----------  ----------  ----------  ----------
   Capital Share Transactions (1):
       Shares Issued...............................   1,339,320   1,450,393     610,737     651,122
       Shares Issued in Lieu of Cash
         Distributions.............................     168,269     162,689      70,255      62,748
       Shares Redeemed.............................  (1,295,677)   (834,167)   (879,631)   (878,396)
                                                    -----------  ----------  ----------  ----------
              Net Increase (Decrease)
                from Capital Share
                Transactions.......................     211,912     778,915    (198,639)   (164,526)
                                                    -----------  ----------  ----------  ----------
              Total Increase (Decrease)
                in Net Assets......................     193,870     130,616     275,323      49,040
   Net Assets......................................
       Beginning of Period.........................   5,293,425   5,162,809   3,762,013   3,712,973
                                                    -----------  ----------  ----------  ----------
       End of Period............................... $ 5,487,295  $5,293,425  $4,037,336  $3,762,013
                                                    ===========  ==========  ==========  ==========
   (1) Shares Issued and Redeemed:.................
       Shares Issued...............................      89,258      82,666      57,663      65,475
       Shares Issued in Lieu of Cash
         Distributions.............................      11,721       9,157       6,768       6,398
       Shares Redeemed.............................     (86,334)    (47,291)    (82,571)    (89,099)
       Shares Reduced by Reverse Stock
         Split (Note G)............................          --          (2)         --          --
                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............      14,645      44,530     (18,140)    (17,226)
                                                    ===========  ==========  ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net
  Investment Income)............................... $    27,224  $   22,345  $   12,249  $   10,511

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    DFA International Value Portfolio- Class R2 Shares+
                                                    ---------------------------------------------------

                                                     Year     Year      Year     Year      Period
                                                    Ended    Ended     Ended    Ended     April 30,
                                                   Oct. 31, Oct. 31,  Oct. 31, Oct. 31,  2008(a) to
                                                     2012     2011      2010     2009   Oct. 31, 2008
                                                   -------- --------  -------- -------- -------------
Net Asset Value, Beginning of Period..............  $15.83   $17.82    $17.13   $13.58     $ 26.31
                                                    ------   ------    ------   ------     -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............    0.51     0.53      0.37     0.42        0.66
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................   (0.13)   (2.00)     1.29     4.10      (11.73)
                                                    ------   ------    ------   ------     -------
       Total from Investment Operations...........    0.38    (1.47)     1.66     4.52      (11.07)
                                                    ------   ------    ------   ------     -------
Less Distributions
------------------
   Net Investment Income..........................   (0.49)   (0.52)    (0.97)   (0.97)      (1.66)
   Net Realized Gains.............................      --       --        --       --          --
                                                    ------   ------    ------   ------     -------
       Total Distributions........................   (0.49)   (0.52)    (0.97)   (0.97)      (1.66)
                                                    ------   ------    ------   ------     -------
Net Asset Value, End of Period....................  $15.72   $15.83    $17.82   $17.13     $ 13.58
                                                    ======   ======    ======   ======     =======
Total Return......................................    2.70%   (8.53)%   10.60%   34.86%     (44.63)%(C)
                                                    ------   ------    ------   ------     -------
Net Assets, End of Period (thousands).............  $6,407   $6,102    $4,952   $3,443     $ 3,372
Ratio of Expenses to Average Net Assets (D).......    0.71%    0.71%     0.72%    0.74%       0.73%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................    3.33%    2.97%     2.11%    2.96%       7.47%(B)(E)

                                                          DFA International Value Portfolio- Institutional Class Shares
                                                   ---------------------------------------------------------------------------
                                                                                                        Period
                                                      Year         Year        Year        Year        Dec. 1,         Year
                                                     Ended        Ended       Ended       Ended        2007 to        Ended
                                                    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                      2012         2011        2010        2009          2008          2007
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.............. $    15.83  $    17.81   $    16.46  $    12.54  $    25.51      $    22.71
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............       0.54        0.58         0.39        0.40        0.74            0.72
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................      (0.12)      (1.99)        1.34        3.92      (12.44)           3.09
                                                   ----------  ----------   ----------  ----------  ----------      ----------
       Total from Investment Operations...........       0.42       (1.41)        1.73        4.32      (11.70)           3.81
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........................      (0.53)      (0.57)       (0.38)      (0.40)      (0.78)          (0.63)
   Net Realized Gains.............................         --          --           --          --       (0.49)          (0.38)
                                                   ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions........................      (0.53)      (0.57)       (0.38)      (0.40)      (1.27)          (1.01)
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period.................... $    15.72  $    15.83   $    17.81  $    16.46  $    12.54      $    25.51
                                                   ==========  ==========   ==========  ==========  ==========      ==========
Total Return......................................       2.98%      (8.26)%      10.94%      35.11%     (47.96)%(C)      17.09%
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)............. $5,480,888  $5,287,323   $5,157,857  $4,437,846  $3,350,073      $6,262,069
Ratio of Expenses to Average Net Assets (D).......       0.45%       0.45%        0.45%       0.46%       0.44%(B)        0.44%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.54%       3.26%        2.34%       3.00%       3.86%(B)        2.89%

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        U.S. Large Company Portfolio
                                             -------------------------------------------------------------------------------
                                                Year        Year         Year          Year         Period             Year
                                               Ended       Ended        Ended         Ended      Dec. 1, 2007         Ended
                                              Oct. 31,    Oct. 31,     Oct. 31,      Oct. 31,         to             Nov. 30,
                                                2012        2011         2010          2009      Oct. 31, 2008         2007
                                             ----------  ----------  ----------    --------     -------------     ----------
Net Asset Value, Beginning of Period........ $     9.90  $     9.34  $     8.16    $   7.62       $  11.63        $    11.00
                                             ----------  ----------  ----------    --------       --------        ----------
Income from Investment Operations
   Net Investment Income (Loss) (A).........       0.22        0.19        0.18        0.18           0.20              0.22
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.25        0.56        1.15        0.55          (3.99)             0.62
                                             ----------  ----------  ----------    --------       --------        ----------
       Total from Investment Operations.....       1.47        0.75        1.33        0.73          (3.79)             0.84
                                             ----------  ----------  ----------    --------       --------        ----------
Less Distributions
   Net Investment Income....................      (0.22)      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)
                                             ----------  ----------  ----------    --------       --------        ----------
       Total Distributions..................      (0.22)      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)
                                             ----------  ----------  ----------    --------       --------        ----------
Net Asset Value, End of Period.............. $    11.15  $     9.90  $     9.34    $   8.16       $   7.62        $    11.63
                                             ==========  ==========  ==========    ========       ========        ==========
Total Return................................      15.02%       8.09%      16.47%      10.07%        (33.10)%(C)         7.71%
                                             ----------  ----------  ----------    --------       --------        ----------
Net Assets, End of Period (thousands)....... $4,037,336  $3,762,013  $3,712,973    $785,689       $729,218        $1,002,142
Ratio of Expenses to Average Net Assets.....       0.10%       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees)..............................       0.10%       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average
  Net Assets................................       2.10%       1.95%       1.99%       2.53%          2.10%(B)          1.90%
Portfolio Turnover Rate.....................          4%          4%          1%*       N/A            N/A               N/A
                                             ----------  ----------  ----------    --------       --------        ----------

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

     Target                                                             Value (in
      Fund           Shares          Acquiring Fund           Shares    thousands)
      ------       ---------- ----------------------------- ----------- ----------
U.S.Large                     U.S. Large Company
Company Portfolio  83,482,168 Institutional Index Portfolio 311,973,980 $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                               Unrealized
     Target                   Appreciation
      Fund        Net Assets (Depreciation)        Acquiring Fund         Net Assets
     ------       ---------- -------------- ----------------------------- ----------
U.S. Large                                  U.S. Large Company
Company Portfolio $2,731,987    $315,984    Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investement Income................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the year ended October 31, 2012, the U.S. Large Company Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                           Previously
                                                                           Recovery       Waived Fees/
                                                             Expense    of Previously   Expenses Assumed
                                                            Limitation   Waived Fees/   Subject to Future
                                                              Amount   Expenses Assumed     Recovery
                                                            ---------- ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1) ..    0.79%          --                --
U.S. Large Company Portfolio (2)...........................    0.10%          --              $423

(1)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

               DFA International Value Portfolio............ $145
               U.S. Large Company Portfolio.................  214

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

             Purchases.................................... $154,633
             Sales........................................  297,580

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In-Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.       --            $(176)          $176
U.S. Large Company Portfolio......       --               --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio.
    2011..............................    $172,660         --       $172,660
    2012..............................     180,966         --        180,966
    U.S. Large Company Portfolio......
    2011..............................      74,515         --         74,515
    2012..............................      81,785         --         81,785

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                               Total Net
                                   Net Investment                            Distributable
                                     Income and   Undistributed                Earnings
                                     Short-Term     Long-Term   Capital Loss (Accumulated
                                   Capital Gains  Capital Gains Caryforward     Losses)
                                   -------------- ------------- ------------ -------------
DFA International Value Portfolio.    $30,233          --        $(906,903)    $(876,670)
U.S. Large Company Portfolio......     12,462          --         (347,015)     (334,553)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                   ----------------------------------------
                                    2015     2016    2017    2018    2019   Unlimited  Total
                                   ------- -------- ------- ------- ------- --------- --------
DFA International Value Portfolio.      -- $906,903      --      --      --    --     $906,903
U.S. Large Company Portfolio...... $34,996  100,024 $87,500 $80,822 $43,673    --      347,015

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   DFA International Value Portfolio. $74,144
                   U.S. Large Company Portfolio......  69,018

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                    Federal    Unrealized    Unrealized    Appreciation
                                    Tax Cost  Appreciation (Depreciation) (Depreciation)
                                   ---------- ------------ -------------- --------------
DFA International Value Portfolio. $5,229,166  $  826,481    $(567,216)     $  259,265
U.S. Large Company Portfolio......  3,292,622   1,732,778     (430,125)      1,302,653

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                Ended
                                                           Oct. 31, 2012        Oct. 31, 2011
                                                       --------------------  -------------------
                                                          Amount     Shares    Amount     Shares
                                                       -----------  -------  ----------  -------
DFA International Value Portfolio
---------------------------------
Class R2 Shares
   Shares Issued...................................... $     2,362      154  $    4,366      246
   Shares Issued in Lieu of Cash Distributions........         204       14         172        9
   Shares Redeemed....................................      (2,235)    (146)     (2,617)    (146)
   Shares Reduced by Reverse Stock Split..............          --       --          --       (2)
                                                       -----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares             $       331       22  $    1,921      107
                                                       ===========  =======  ==========  =======
Institutional Class Shares
   Shares Issued...................................... $ 1,336,958   89,104  $1,446,027   82,420
   Shares Issued in Lieu of Cash Distributions........     168,065   11,707     162,517    9,148
   Shares Redeemed....................................  (1,293,442) (86,188)   (831,550) (47,145)
                                                       -----------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   211,581   14,623  $  776,994   44,423
                                                       ===========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, U.S. Large Company Portfolio had outstanding futues contracts (dollar amounts in thousands):

                                                                                                  Approximate
                                                                  Number of  Contract Unrealized     Cash
                                 Description     Expiration Date  Contracts*  Value   Gain (Loss) Collateral
                              ------------------ ---------------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio. S&P 500 (R) Emini  Index 12/21/2012     48      $3,376     $(55)       $151

* During the year ended October 31, 2012, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $60,104 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Compnay Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                         Asset Derivatives Value
                                                         -----------------------
                              Location on the Statements
                                    of Assets and                Equity
                                     Liabilities                Contracts
                              -------------------------- -----------------------
                                      Payables:
                                      Futures
                                      Margin
U.S. Large Company Portfolio.         Variation                   $(55)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the year ended October 31, 2012:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts.     Net Realized Gain (Loss) on: Futures Change in
                       Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

                                                     Realized Gain (Loss)
                                                        on Derivatives
                                                     Recognized in Income
                                               --------------------------------
                                                            Equity
                                                          Contracts
                                               --------------------------------
 U.S. Large Company Portfolio.................             $12,993
                                                     Change in Unrealized
                                                Appreciation (Depreciation) on
                                               Derivatives Recognized in Income
                                               --------------------------------
                                                            Equity
                                                          Contracts
                                               --------------------------------
 U.S. Large Company Portfolio.................             $(3,799)

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.86%       $24,056         7          $4        $31,556

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

J. Securities Lending:

   As of October 31, 2012, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. Other:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                   Approximate
                                                                   Percentage
                                                      Number of   of Oustanding
                                                     Shareholders    Shares
                                                     ------------ -------------
DFA International Value Portfolio -- Class R2
  Shares............................................      2            63%
DFA International Value Portfolio -- Institutional
  Class Shares......................................      3            56%
U.S. Large Company Portfolio........................      3            76%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/ summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The U.S. Large Cap Value Series vs. Russell 1000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                The U.S. Large Cap Russell 1000 (R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate      Value Series      Value Index
---------   ---------- ----------- ----------------- ---------- ------------------ ----------------
2002-10-31  2002-11-30     7.05%          6.30%         10/2002          10000             10000
2002-11-30  2002-12-31    -4.49%         -4.34%         11/2002    10705.09955             10630
2002-12-31  2003-01-31    -2.34%         -2.42%         12/2002    10223.93143         10168.658
2003-01-31  2003-02-28    -2.89%         -2.67%         01/2003    9984.630377       9922.576476
2003-02-28  2003-03-31    -0.47%          0.17%         02/2003    9695.818754       9657.643684
2003-03-31  2003-04-30     9.26%          8.80%         03/2003    9650.054818       9674.061679
2003-04-30  2003-05-31     6.67%          6.46%         04/2003    10543.88494       10525.37911
2003-05-31  2003-06-30     1.07%          1.25%         05/2003    11247.36235        11205.3186
2003-06-30  2003-07-31     2.56%          1.49%         06/2003    11367.86413       11345.38508
2003-07-31  2003-08-31     3.56%          1.56%         07/2003    11658.49615       11514.43132
2003-08-31  2003-09-30    -2.20%         -0.98%         08/2003    12073.68476       11694.05645
2003-09-30  2003-10-31     6.70%          6.12%         09/2003    11808.29575       11579.45469
2003-10-31  2003-11-30     2.24%          1.36%         10/2003     12599.9599       12288.11732
2003-11-30  2003-12-31     6.87%          6.16%         11/2003    12882.15164       12455.23571
2003-12-31  2004-01-31     1.70%          1.76%         12/2003    13767.16864       13222.47824
2004-01-31  2004-02-29     2.57%          2.14%         01/2004    14001.78868       13455.19385
2004-02-29  2004-03-31    -0.40%         -0.88%         02/2004    14362.09803         13743.135
2004-03-31  2004-04-30    -1.64%         -2.44%         03/2004    14304.20495       13622.19541
2004-04-30  2004-05-31     0.54%          1.02%         04/2004    14069.15932       13289.81384
2004-05-31  2004-06-30     3.02%          2.36%         05/2004     14144.7097       13425.36995
2004-06-30  2004-07-31    -3.24%         -1.41%         06/2004    14572.39314       13742.20868
2004-07-31  2004-08-31     0.00%          1.42%         07/2004    14100.68562       13548.44353
2004-08-31  2004-09-30     3.07%          1.55%         08/2004    14100.68561       13740.83143
2004-09-30  2004-10-31     1.22%          1.66%         09/2004    14533.62279       13953.81432
2004-10-31  2004-11-30     6.55%          5.06%         10/2004    14711.06819       14185.44764
2004-11-30  2004-12-31     4.01%          3.35%         11/2004    15674.34319       14903.23129
2004-12-31  2005-01-31    -2.50%         -1.78%         12/2004    16302.78274       15402.48954
2005-01-31  2005-02-28     3.05%          3.31%         01/2005    15894.78818       15128.32522
2005-02-28  2005-03-31    -0.27%         -1.37%         02/2005    16379.28172       15629.07279
2005-03-31  2005-04-30    -3.39%         -1.79%         03/2005    16334.64384       15414.95449
2005-04-30  2005-05-31     4.26%          2.41%         04/2005    15781.35992        15139.0268
2005-05-31  2005-06-30     2.06%          1.09%         05/2005    16453.81269       15503.59603
2005-06-30  2005-07-31     4.98%          2.89%         06/2005    16793.40915       15673.12716
2005-07-31  2005-08-31    -0.82%         -0.43%         07/2005    17630.09145       16126.58428
2005-08-31  2005-09-30     1.54%          1.40%         08/2005    17484.95268       16056.50454
2005-09-30  2005-10-31    -2.65%         -2.54%         09/2005    17754.26361       16281.94488
2005-10-31  2005-11-30     3.99%          3.27%         10/2005    17283.21464        15868.4229
2005-11-30  2005-12-31     0.14%          0.60%         11/2005    17973.32925       16387.32032
2005-12-31  2006-01-31     4.76%          3.88%         12/2005    17997.77062        16485.2089
2006-01-31  2006-02-28    -0.33%          0.61%         01/2006    18855.23265       17125.34866
2006-02-28  2006-03-31     1.78%          1.35%         02/2006    18792.70937       17229.93488
2006-03-31  2006-04-30     2.81%          2.54%         03/2006     19126.9216       17463.32185
2006-04-30  2006-05-31    -1.82%         -2.53%         04/2006    19663.94327       17907.16926
2006-05-31  2006-06-30     0.85%          0.64%         05/2006    19305.92883         17454.821
2006-06-30  2006-07-31    -1.43%          2.43%         06/2006    19470.57243       17566.36245
2006-07-31  2006-08-31     1.64%          1.67%         07/2006    19191.90773       17993.46576
2006-08-31  2006-09-30     2.77%          1.99%         08/2006    19506.52917       18294.60194
2006-09-30  2006-10-31     3.96%          3.27%         09/2006    20047.08737       18659.10808
2006-10-31  2006-11-30     1.90%          2.28%         10/2006    20841.03142       19269.99021
2006-11-30  2006-12-31     2.01%          2.24%         11/2006    21237.42278       19709.86384
2006-12-31  2007-01-31     2.92%          1.28%         12/2006    21663.51368       20152.33357
2007-01-31  2007-02-28    -1.50%         -1.56%         01/2007     22295.6056       20410.05615
2007-02-28  2007-03-31     0.70%          1.55%         02/2007    21960.40534       20091.86703
2007-03-31  2007-04-30     4.25%          3.70%         03/2007    22113.36395       20402.49503
2007-04-30  2007-05-31     4.12%          3.61%         04/2007    23053.94974       21156.42585
2007-05-31  2007-06-30    -1.61%         -2.34%         05/2007    24004.13334       21919.52162
2007-06-30  2007-07-31    -6.20%         -4.62%         06/2007    23618.05786       21407.34852
2007-07-31  2007-08-31    -1.91%          1.12%         07/2007     22154.5663       20417.39084
2007-08-31  2007-09-30     2.61%          3.43%         08/2007      21730.924       20646.17729
2007-09-30  2007-10-31     0.56%          0.01%         09/2007    22297.72063       21355.32822
2007-10-31  2007-11-30    -5.59%         -4.89%         10/2007    22423.31438       21357.68501
2007-11-30  2007-12-31    -0.33%         -0.97%         11/2007    21170.47349       20313.84869
2007-12-31  2008-01-31    -3.82%         -4.01%         12/2007     21099.9937       20117.41337
2008-01-31  2008-02-29    -3.07%         -4.19%         01/2008    20293.31499       19311.65235
2008-02-29  2008-03-31    -0.93%         -0.75%         02/2008    19671.29767       18502.53608
2008-03-31  2008-04-30     6.30%          4.87%         03/2008    19487.71443       18363.76706
2008-04-30  2008-05-31     2.40%         -0.16%         04/2008    20716.05461       19258.92111
2008-05-31  2008-06-30   -10.96%         -9.57%         05/2008    21213.23992       19228.35404
2008-06-30  2008-07-31    -1.09%         -0.36%         06/2008    18888.12217       17387.78848
2008-07-31  2008-08-31     1.94%          1.70%         07/2008     18682.4972       17325.02215
2008-08-31  2008-09-30    -8.98%         -7.35%         08/2008    19044.78881       17619.54753
2008-09-30  2008-10-31   -22.48%        -17.31%         09/2008    17333.87569       16325.01114
2008-10-31  2008-11-30    -9.81%         -7.17%         10/2008    13436.89087       13498.95282
2008-11-30  2008-12-31     3.25%          1.39%         11/2008    12118.96573       12530.95655
2008-12-31  2009-01-31   -11.87%        -11.50%         12/2008    12513.27114       12704.88624
2009-01-31  2009-02-28   -14.01%        -13.36%         01/2009    11027.63177       11243.95781
2009-02-28  2009-03-31     9.88%          8.55%         02/2009    9482.168005        9741.64674
2009-03-31  2009-04-30    16.17%         10.72%         03/2009      10419.417       10574.58917
2009-04-30  2009-05-31     7.66%          6.18%         04/2009    12104.47104        11708.0967
2009-05-31  2009-06-30    -1.22%         -0.74%         05/2009    13031.74929       12432.07598
2009-06-30  2009-07-31     9.53%          8.19%         06/2009    12872.21755       12340.27168
2009-07-31  2009-08-31     6.79%          5.23%         07/2009    14098.61783        13350.3397
2009-08-31  2009-09-30     4.37%          3.86%         08/2009    15055.80829       14048.63557
2009-09-30  2009-10-31    -4.31%         -3.06%         09/2009    15713.87673       14591.41079
2009-10-31  2009-11-30     5.64%          5.64%         10/2009    15035.86682       14144.84834
2009-11-30  2009-12-31     2.76%          1.77%         11/2009    15883.37921       14942.09201
2009-12-31  2010-01-31    -2.32%         -2.81%         12/2009     16322.0915       15206.51837
2010-01-31  2010-02-28     4.32%          3.16%         01/2010    15943.20362       14778.85081
2010-02-28  2010-03-31     7.79%          6.51%         02/2010    16631.18426       15245.34914
2010-03-31  2010-04-30     3.17%          2.59%         03/2010    17927.37968       16237.82243
2010-04-30  2010-05-31    -8.57%         -8.22%         04/2010    18495.71152       16657.98918
2010-05-31  2010-06-30    -7.55%         -5.63%         05/2010    16910.36481       15288.76974
2010-06-30  2010-07-31     7.84%          6.77%         06/2010    15634.11087       14428.09848
2010-07-31  2010-08-31    -6.03%         -4.28%         07/2010    16860.51115       15404.85527
2010-08-31  2010-09-30     9.75%          7.76%         08/2010    15843.49628       14745.68693
2010-09-30  2010-10-31     3.73%          3.00%         09/2010    17388.96004       15889.70571
2010-10-31  2010-11-30    -0.77%         -0.53%         10/2010    18037.05775       16366.49323
2010-11-30  2010-12-31     9.75%          7.89%         11/2010    17897.46747       16279.88285
2010-12-31  2011-01-31     3.20%          2.26%         12/2010    19642.34592       17564.43559
2011-01-31  2011-02-28     5.41%          3.69%         01/2011    20270.50216       17961.76269
2011-02-28  2011-03-31     0.47%          0.40%         02/2011    21367.28289       18624.27943
2011-03-31  2011-04-30     2.55%          2.66%         03/2011    21466.99023       18698.25097
2011-04-30  2011-05-31    -1.45%         -1.06%         04/2011     22015.3806       19196.15319
2011-05-31  2011-06-30    -1.75%         -2.05%         05/2011    21696.31712        18993.3429
2011-06-30  2011-07-31    -4.58%         -3.32%         06/2011    21317.42923        18603.9051
2011-07-31  2011-08-31    -8.43%         -6.24%         07/2011    20340.29729       17986.83479
2011-08-31  2011-09-30   -10.12%         -7.56%         08/2011    18625.33105        16864.3465
2011-09-30  2011-10-31    13.88%         11.45%         09/2011    16740.86233       15589.84878
2011-10-31  2011-11-30    -0.84%         -0.52%         10/2011    19064.04334       17374.76545
2011-11-30  2011-12-31     0.79%          2.02%         11/2011     18904.5116       17284.71058
2011-12-31  2012-01-31     4.97%          3.78%         12/2011    19054.07261       17633.02386
2012-01-31  2012-02-29     5.78%          3.99%         01/2012    20001.29233        18300.0833
2012-02-29  2012-03-31     1.84%          2.96%         02/2012    21157.89747       19029.58134
2012-03-31  2012-04-30    -2.04%         -1.02%         03/2012     21546.7561       19593.70131
2012-04-30  2012-05-31    -7.09%         -5.86%         04/2012     21108.0438       19393.89913
2012-05-31  2012-06-30     5.39%          4.96%         05/2012    19612.43371       18256.62174
2012-06-30  2012-07-31     0.96%          1.03%         06/2012    20669.33152       19163.05372
2012-07-31  2012-08-31     3.97%          2.17%         07/2012    20868.74619       19361.37516
2012-08-31  2012-09-30     3.68%          3.17%         08/2012    21696.31711       19781.74826
2012-09-30  2012-10-31     0.27%         -0.49%         09/2012    22493.97582       20409.66857
                                                     10/31/2012    22553.80023       20309.47599

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          18.31%     0.12%     8.47%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

The DFA International Value Series vs. MSCI World ex USA Index (net div.) October 31, 2002 - October 31, 2012

                                                                The DFA International    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Value Series      USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- --------------------
2002-10-31  2002-11-30     5.98%          4.60%         10/2002            10000                10000
2002-11-30  2002-12-31    -2.54%         -3.23%         11/2002      10597.61676          10460.38388
2002-12-31  2003-01-31    -3.30%         -3.81%         12/2002      10328.44944          10122.31597
2003-01-31  2003-02-28    -2.05%         -1.97%         01/2003      9987.201112          9736.633173
2003-02-28  2003-03-31    -2.37%         -1.93%         02/2003      9782.452114          9544.699524
2003-03-31  2003-04-30    10.98%          9.60%         03/2003      9550.780104          9360.754077
2003-04-30  2003-05-31     7.53%          6.20%         04/2003      10599.31443           10259.0855
2003-05-31  2003-06-30     3.23%          2.43%         05/2003      11397.11229          10895.37242
2003-06-30  2003-07-31     4.52%          2.29%         06/2003      11764.76014          11160.05075
2003-07-31  2003-08-31     2.63%          2.58%         07/2003      12296.37013          11416.08512
2003-08-31  2003-09-30     3.83%          3.00%         08/2003      12619.95882          11710.45636
2003-09-30  2003-10-31     7.88%          6.26%         09/2003      13102.93241          12061.78555
2003-10-31  2003-11-30     2.14%          2.27%         10/2003      14135.84737          12817.10429
2003-11-30  2003-12-31     7.50%          7.67%         11/2003      14438.43632          13107.63318
2003-12-31  2004-01-31     2.56%          1.39%         12/2003      15521.92655          14112.72688
2004-01-31  2004-02-29     3.01%          2.30%         01/2004      15919.32527          14309.22909
2004-02-29  2004-03-31     1.56%          0.50%         02/2004      16398.54138           14638.3333
2004-03-31  2004-04-30    -3.02%         -2.62%         03/2004      16654.53512          14711.61449
2004-04-30  2004-05-31     1.01%          0.47%         04/2004       16151.6243          14326.52241
2004-05-31  2004-06-30     4.13%          2.31%         05/2004       16315.3627          14393.48999
2004-06-30  2004-07-31    -3.69%         -3.05%         06/2004      16989.36133          14725.88378
2004-07-31  2004-08-31     1.30%          0.42%         07/2004      16362.75301           14276.8102
2004-08-31  2004-09-30     3.20%          2.91%         08/2004      16575.56338          14336.16895
2004-09-30  2004-10-31     3.82%          3.59%         09/2004       17105.7883          14754.05385
2004-10-31  2004-11-30     7.43%          6.65%         10/2004      17760.04307           15284.2776
2004-11-30  2004-12-31     4.98%          4.22%         11/2004      19080.44815          16300.75747
2004-12-31  2005-01-31    -1.00%         -1.97%         12/2004      20030.65334          16989.40669
2005-01-31  2005-02-28     3.96%          4.45%         01/2005      19831.34336          16654.94269
2005-02-28  2005-03-31    -2.47%         -2.27%         02/2005      20616.12642          17395.84581
2005-03-31  2005-04-30    -3.04%         -2.55%         03/2005      20107.18718          17000.98254
2005-04-30  2005-05-31     0.13%          0.18%         04/2005      19496.36748          16567.48433
2005-05-31  2005-06-30     1.60%          1.63%         05/2005       19521.2989          16597.69751
2005-06-30  2005-07-31     4.46%          3.23%         06/2005      19834.17061          16869.00377
2005-07-31  2005-08-31     3.29%          2.76%         07/2005      20719.06031          17413.79488
2005-08-31  2005-09-30     2.81%          4.56%         08/2005      21401.68951          17894.53946
2005-09-30  2005-10-31    -1.50%         -3.23%         09/2005      22003.41229          18711.18961
2005-10-31  2005-11-30     1.78%          2.65%         10/2005      21672.91621          18106.58452
2005-11-30  2005-12-31     4.90%          4.64%         11/2005      22058.75235          18586.07722
2005-12-31  2006-01-31     6.83%          6.32%         12/2005      23139.10286           19447.8385
2006-01-31  2006-02-28     0.96%         -0.34%         01/2006      24719.46276          20677.90796
2006-02-28  2006-03-31     4.22%          3.17%         02/2006      24956.51674           20608.4637
2006-03-31  2006-04-30     5.06%          4.78%         03/2006      26010.09001          21262.03853
2006-04-30  2006-05-31    -4.05%         -3.80%         04/2006       27327.0566          22278.72975
2006-05-31  2006-06-30    -0.63%         -0.13%         05/2006      26220.80467          21432.31082
2006-06-30  2006-07-31     1.54%          0.94%         06/2006      26055.79316           21404.7152
2006-07-31  2006-08-31     3.44%          2.84%         07/2006      26457.06307          21605.26571
2006-08-31  2006-09-30     1.38%         -0.08%         08/2006      27366.60821          22219.30598
2006-09-30  2006-10-31     4.44%          3.95%         09/2006      27745.53203          22201.41652
2006-10-31  2006-11-30     3.32%          2.98%         10/2006      28977.76406          23078.81278
2006-11-30  2006-12-31     3.90%          2.87%         11/2006      29940.61772          23766.23179
2006-12-31  2007-01-31     1.89%          0.61%         12/2006      31108.24776          24447.67862
2007-01-31  2007-02-28    -0.09%          0.80%         01/2007      31694.93227          24596.81523
2007-02-28  2007-03-31     3.23%          2.56%         02/2007      31666.99492          24793.58307
2007-03-31  2007-04-30     5.05%          4.55%         03/2007      32690.61921          25428.87548
2007-04-30  2007-05-31     3.42%          2.22%         04/2007      34340.53071          26585.83302
2007-05-31  2007-06-30    -0.73%          0.10%         05/2007      35515.04397          27176.22708
2007-06-30  2007-07-31    -2.78%         -1.38%         06/2007      35255.53384           27203.4992
2007-07-31  2007-08-31    -1.12%         -1.45%         07/2007      34275.02927          26827.45133
2007-08-31  2007-09-30     5.22%          5.68%         08/2007      33891.35358          26439.13227
2007-09-30  2007-10-31     4.85%          4.35%         09/2007      35660.69629          27941.23223
2007-10-31  2007-11-30    -6.06%         -3.91%         10/2007      37390.13287           29155.8544
2007-11-30  2007-12-31    -2.15%         -1.88%         11/2007      35125.11057          28015.69869
2007-12-31  2008-01-31    -8.10%         -9.02%         12/2007       34368.5365          27489.05893
2008-01-31  2008-02-29    -1.27%          1.81%         01/2008      31584.40663          25010.60702
2008-02-29  2008-03-31     1.20%         -1.43%         02/2008      31182.25454          25463.85563
2008-03-31  2008-04-30     4.47%          5.56%         03/2008       31555.9937          25100.36419
2008-04-30  2008-05-31     0.05%          1.52%         04/2008      32965.71164          26495.58367
2008-05-31  2008-06-30    -9.89%         -7.78%         05/2008      32981.20304            26897.647
2008-06-30  2008-07-31    -2.83%         -3.56%         06/2008      29719.76771          24806.01124
2008-07-31  2008-08-31    -4.18%         -3.87%         07/2008      28878.34266          23923.25865
2008-08-31  2008-09-30   -11.68%        -14.44%         08/2008      27671.77089          22998.07514
2008-09-30  2008-10-31   -25.08%        -20.80%         09/2008      24439.82553          19677.65227
2008-10-31  2008-11-30    -6.13%         -5.42%         10/2008      18311.13706          15584.31425
2008-11-30  2008-12-31     7.56%          5.27%         11/2008      17187.75442           14739.1788
2008-12-31  2009-01-31   -13.80%         -9.33%         12/2008      18487.66861          15516.16027
2009-01-31  2009-02-28   -12.29%        -10.12%         01/2009      15935.98519          14068.39209
2009-02-28  2009-03-31    10.91%          6.59%         02/2009      13978.08972          12644.22388
2009-03-31  2009-04-30    18.43%         12.90%         03/2009      15502.68045          13477.42184
2009-04-30  2009-05-31    14.86%         12.65%         04/2009      18359.28203          15215.45069
2009-05-31  2009-06-30    -1.52%         -1.04%         05/2009      21087.49702          17139.69107
2009-06-30  2009-07-31    11.90%          9.39%         06/2009      20766.53055           16962.2042
2009-07-31  2009-08-31     5.73%          4.79%         07/2009      23237.97237          18554.91583
2009-08-31  2009-09-30     5.09%          4.13%         08/2009      24569.98322          19444.16669
2009-09-30  2009-10-31    -3.98%         -1.61%         09/2009      25821.75245           20246.4017
2009-10-31  2009-11-30     2.98%          2.47%         10/2009      24794.65975          19921.38374
2009-11-30  2009-12-31     1.13%          1.59%         11/2009      25532.88262          20414.28949
2009-12-31  2010-01-31    -5.78%         -4.69%         12/2009      25821.75244          20739.71496
2010-01-31  2010-02-28     0.40%         -0.10%         01/2010      24329.25836          19767.55316
2010-02-28  2010-03-31     7.88%          6.44%         02/2010      24425.54831          19747.74296
2010-03-31  2010-04-30    -1.71%         -1.49%         03/2010      26351.34713          21018.97237
2010-04-30  2010-05-31   -11.71%        -11.03%         04/2010      25901.99407           20705.5737
2010-05-31  2010-06-30    -1.75%         -1.45%         05/2010      22868.86094          18420.71863
2010-06-30  2010-07-31    12.50%          9.24%         06/2010      22467.65284          18154.24072
2010-07-31  2010-08-31    -4.89%         -2.99%         07/2010      25276.10945          19832.15152
2010-08-31  2010-09-30    10.75%          9.59%         08/2010      24040.38854          19239.37361
2010-09-30  2010-10-31     3.50%          3.56%         09/2010      26624.16861          21084.94731
2010-10-31  2010-11-30    -5.01%         -4.23%         10/2010      27554.97137          21836.08012
2010-11-30  2010-12-31     9.32%          8.05%         11/2010      26174.81554          20911.33371
2010-12-31  2011-01-31     4.26%          2.15%         12/2010      28614.16071          22595.14698
2011-01-31  2011-02-28     3.34%          3.71%         01/2011       29833.8333          23081.88961
2011-02-28  2011-03-31    -2.76%         -2.00%         02/2011      30828.82935          23937.75502
2011-03-31  2011-04-30     5.35%          5.45%         03/2011      29978.26821          23458.22183
2011-04-30  2011-05-31    -3.61%         -2.96%         04/2011      31583.10056          24735.79508
2011-05-31  2011-06-30    -1.37%         -1.42%         05/2011      30443.66959          24002.51829
2011-06-30  2011-07-31    -3.21%         -1.65%         06/2011      30026.41318           23660.6711
2011-07-31  2011-08-31   -10.71%         -8.45%         07/2011      29063.51377          23270.36799
2011-08-31  2011-09-30   -10.95%        -10.04%         08/2011      25950.13903          21303.01857
2011-09-30  2011-10-31     9.65%          9.73%         09/2011      23109.58578          19163.70779
2011-10-31  2011-11-30    -3.29%         -4.62%         10/2011      25340.30274          21027.44381
2011-11-30  2011-12-31    -2.69%         -1.09%         11/2011      24505.78992          20055.70845
2011-12-31  2012-01-31     6.73%          5.40%         12/2011      23847.80865          19836.86573
2012-01-31  2012-02-29     5.23%          5.50%         01/2012        25452.641          20907.86348
2012-02-29  2012-03-31    -0.84%         -0.74%         02/2012      26784.65185          22057.34745
2012-03-31  2012-04-30    -3.56%         -1.70%         03/2012      26559.97531          21894.09324
2012-04-30  2012-05-31   -12.34%        -11.40%         04/2012      25613.12423          21522.48712
2012-05-31  2012-06-30     7.08%          6.55%         05/2012      22451.60451           19068.8287
2012-06-30  2012-07-31    -0.40%          1.25%         06/2012      24040.38854          20318.28267
2012-07-31  2012-08-31     4.16%          2.85%         07/2012      23944.09859          20571.27444
2012-08-31  2012-09-30     3.54%          3.04%         08/2012      24939.09466          21158.19849
2012-09-30  2012-10-31     1.24%          0.70%         09/2012      25821.75245          21800.59481
                                                     10/31/2012      26142.71891          21953.36604

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         3.17%      -6.91%     10.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Japanese Small Company Series vs. MSCI Japan Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                The Japanese Small   MSCI Japan Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Company Series   Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------ --------------------
2002-10-31  2002-11-30    -0.79%          0.75%         10/2002          10000               10000
2002-11-30  2002-12-31    -0.80%         -2.23%         11/2002    9920.844328         10075.08187
2002-12-31  2003-01-31     0.27%         -0.58%         12/2002    9841.688656         9849.969381
2003-01-31  2003-02-28     7.22%          5.07%         01/2003    9868.073882         9792.859234
2003-02-28  2003-03-31     1.00%         -1.62%         02/2003    10580.47494         10289.41133
2003-03-31  2003-04-30     4.44%          3.12%         03/2003    10686.01583         10122.74022
2003-04-30  2003-05-31     6.38%          4.57%         04/2003    11160.94987         10438.51008
2003-05-31  2003-06-30     8.00%         11.22%         05/2003    11873.35093         10915.49296
2003-06-30  2003-07-31     1.23%          1.17%         06/2003      12823.219         12140.63207
2003-07-31  2003-08-31     8.74%         12.61%         07/2003    12981.53034         12283.20775
2003-08-31  2003-09-30     6.54%          7.28%         08/2003    14116.09499         13831.70478
2003-09-30  2003-10-31     4.04%          7.41%         09/2003    15039.57785         14837.98823
2003-10-31  2003-11-30    -6.24%         -6.87%         10/2003    15646.43801         15937.72465
2003-11-30  2003-12-31     5.94%          7.15%         11/2003    14670.18471         14842.64757
2003-12-31  2004-01-31     4.92%          3.64%         12/2003    15540.89711         15903.77806
2004-01-31  2004-02-29     0.65%         -0.26%         01/2004    16306.06861         16482.86696
2004-02-29  2004-03-31    20.42%         18.33%         02/2004    16411.60951         16440.26731
2004-03-31  2004-04-30    -3.34%         -3.18%         03/2004    19762.53299         19454.19207
2004-04-30  2004-05-31    -4.83%         -4.97%         04/2004    19102.90239         18835.29913
2004-05-31  2004-06-30     9.72%         10.52%         05/2004    18179.41954         17899.83759
2004-06-30  2004-07-31    -6.35%         -8.19%         06/2004    19947.22957         19782.60869
2004-07-31  2004-08-31     1.55%          1.04%         07/2004     18680.7388         18161.42602
2004-08-31  2004-09-30    -2.36%         -3.02%         08/2004    18970.97626         18350.99444
2004-09-30  2004-10-31     1.99%          1.85%         09/2004    18522.42745         17797.06595
2004-10-31  2004-11-30     3.07%          4.35%         10/2004    18891.82059         18126.14819
2004-11-30  2004-12-31     4.88%          4.84%         11/2004    19472.29552         18914.90721
2004-12-31  2005-01-31     4.13%          3.40%         12/2004    20422.16359         19830.53329
2005-01-31  2005-02-28     3.72%          1.91%         01/2005    21266.49077         20505.07202
2005-02-28  2005-03-31     0.60%         -0.23%         02/2005     22058.0475         20897.12186
2005-03-31  2005-04-30    -2.73%         -0.81%         03/2005    22189.97362         20848.39852
2005-04-30  2005-05-31    -1.71%         -1.84%         04/2005    21583.11347         20678.93181
2005-05-31  2005-06-30     1.87%          1.35%         05/2005    21213.72033         20298.06438
2005-06-30  2005-07-31     2.08%          2.83%         06/2005    21609.49869         20572.69895
2005-07-31  2005-08-31     5.62%          3.43%         07/2005     22058.0475          21155.3822
2005-08-31  2005-09-30     4.08%          6.25%         08/2005    23298.15305         21881.43987
2005-09-30  2005-10-31     3.16%          2.00%         09/2005    24248.02112         23249.02154
2005-10-31  2005-11-30     2.00%          4.27%         10/2005    25013.19263         23713.49078
2005-11-30  2005-12-31    11.27%         13.52%         11/2005    25514.51189         24726.96291
2005-12-31  2006-01-31     4.28%          3.19%         12/2005    28390.50134         28070.90178
2006-01-31  2006-02-28    -5.97%         -6.51%         01/2006    29604.22165         28965.62742
2006-02-28  2006-03-31     4.45%          4.49%         02/2006    27836.41163         27079.52821
2006-03-31  2006-04-30     2.00%          0.50%         03/2006    29076.51717         28294.28366
2006-04-30  2006-05-31    -7.03%         -8.02%         04/2006     29656.9921         28434.72936
2006-05-31  2006-06-30    -3.83%         -3.13%         05/2006    27572.55938         26153.78472
2006-06-30  2006-07-31    -4.78%         -6.61%         06/2006    26517.15041         25334.67345
2006-07-31  2006-08-31     1.67%          2.66%         07/2006    25250.65964         23659.84185
2006-08-31  2006-09-30    -1.54%         -2.19%         08/2006    25672.82323         24289.11846
2006-09-30  2006-10-31    -0.73%         -0.64%         09/2006    25277.04486         23757.55478
2006-10-31  2006-11-30    -0.63%         -0.84%         10/2006    25092.34829         23605.12794
2006-11-30  2006-12-31     0.85%          0.58%         11/2006    24934.03695         23406.37397
2006-12-31  2007-01-31     2.10%          1.94%         12/2006    25145.11875         23542.69283
2007-01-31  2007-02-28     4.01%          3.95%         01/2007    25672.82323         24000.37275
2007-02-28  2007-03-31    -0.69%         -0.92%         02/2007    26701.84698         24947.40195
2007-03-31  2007-04-30    -1.39%         -1.71%         03/2007    26517.15041         24717.55696
2007-04-30  2007-05-31    -2.02%         -2.38%         04/2007    26147.75727         24294.40116
2007-05-31  2007-06-30     1.65%          0.66%         05/2007    25620.05278         23715.33754
2007-06-30  2007-07-31     0.61%         -0.03%         06/2007    26042.21638         23871.04781
2007-07-31  2007-08-31    -4.23%         -6.09%         07/2007    26200.52772         23864.94367
2007-08-31  2007-09-30    -0.11%         -0.61%         08/2007     25092.3483         22411.08335
2007-09-30  2007-10-31     0.63%          3.62%         09/2007    25065.96307         22275.03884
2007-10-31  2007-11-30    -2.30%         -4.20%         10/2007    25224.27442         23080.52444
2007-11-30  2007-12-31    -6.21%         -5.98%         11/2007    24643.79948         22110.18267
2007-12-31  2008-01-31    -2.85%         -4.91%         12/2007    23113.45647         20787.37617
2008-01-31  2008-02-29    -0.71%          1.10%         01/2008    22453.82586         19766.37958
2008-02-29  2008-03-31     2.01%          0.03%         02/2008    22295.51452         19983.05381
2008-03-31  2008-04-30     0.70%          1.24%         03/2008    22744.06333         19989.52537
2008-04-30  2008-05-31     3.69%          3.08%         04/2008    22902.37468         20237.73298
2008-05-31  2008-06-30    -4.67%         -6.14%         05/2008    23746.70186         20861.33463
2008-06-30  2008-07-31    -2.80%         -3.27%         06/2008    22638.52244         19580.38503
2008-07-31  2008-08-31    -5.52%         -4.42%         07/2008    22005.27706          18939.5221
2008-08-31  2008-09-30    -6.47%         -9.76%         08/2008    20791.55674         18102.73475
2008-09-30  2008-10-31    -7.33%        -10.56%         09/2008     19445.9103          16335.0643
2008-10-31  2008-11-30     2.64%          4.08%         10/2008    18021.10819         14610.87139
2008-11-30  2008-12-31    10.27%          7.79%         11/2008    18496.04223         15207.58848
2008-12-31  2009-01-31    -6.86%         -5.24%         12/2008    20395.77837         16391.82817
2009-01-31  2009-02-28   -12.92%        -13.15%         01/2009    18997.36148         15532.69167
2009-02-28  2009-03-31     4.47%          3.53%         02/2009    16543.53562          13490.5956
2009-03-31  2009-04-30     4.12%          5.12%         03/2009    17282.32191         13966.68196
2009-04-30  2009-05-31    12.32%         12.24%         04/2009    17994.72296          14681.2359
2009-05-31  2009-06-30     6.66%          6.36%         05/2009     20211.0818          16477.8381
2009-06-30  2009-07-31     2.08%          2.50%         06/2009    21556.72824         17526.07854
2009-07-31  2009-08-31     5.28%          5.61%         07/2009    22005.27705         17964.79588
2009-08-31  2009-09-30    -1.03%         -0.39%         08/2009    23166.22692         18971.85596
2009-09-30  2009-10-31    -3.57%         -3.66%         09/2009    22928.75989         18896.95379
2009-10-31  2009-11-30    -4.06%         -3.57%         10/2009    22110.81795         18205.29095
2009-11-30  2009-12-31    -0.37%         -1.87%         11/2009    21213.72032         17554.53077
2009-12-31  2010-01-31     1.37%          2.16%         12/2009    21134.56465         17226.74007
2010-01-31  2010-02-28     1.97%          1.90%         01/2010    21424.80211         17598.31424
2010-02-28  2010-03-31     5.07%          4.55%         02/2010     21846.9657         17932.44578
2010-03-31  2010-04-30     2.99%          2.71%         03/2010    22955.14512         18748.39441
2010-04-30  2010-05-31    -8.37%         -6.94%         04/2010    23641.16094         19256.15939
2010-05-31  2010-06-30     1.58%          0.44%         05/2010    21662.26912         17920.38247
2010-06-30  2010-07-31     1.80%          1.21%         06/2010    22005.27704         17999.54236
2010-07-31  2010-08-31    -2.71%         -2.12%         07/2010     22401.0554         18217.74964
2010-08-31  2010-09-30     4.36%          4.09%         08/2010    21794.19525         17832.12461
2010-09-30  2010-10-31    -2.09%         -0.82%         09/2010    22744.06332         18561.32287
2010-10-31  2010-11-30     2.49%          1.95%         10/2010    22269.12928         18408.83566
2010-11-30  2010-12-31     9.25%         10.09%         11/2010    22823.21899         18767.41745
2010-12-31  2011-01-31     2.33%          1.19%         12/2010    24934.03693         20661.01405
2011-01-31  2011-02-28     4.65%          4.02%         01/2011    25514.51186         20906.71999
2011-02-28  2011-03-31    -6.23%         -6.17%         02/2011    26701.84695         21747.69396
2011-03-31  2011-04-30    -0.53%          0.09%         03/2011    25039.57783         20405.73235
2011-04-30  2011-05-31    -1.69%         -1.49%         04/2011    24907.65171         20424.23355
2011-05-31  2011-06-30     5.06%          3.72%         05/2011    24485.48812         20120.65268
2011-06-30  2011-07-31     3.69%          4.15%         06/2011    25725.59366         20870.11031
2011-07-31  2011-08-31    -2.67%         -4.09%         07/2011    26675.46174         21737.00781
2011-08-31  2011-09-30    -0.51%          0.09%         08/2011    25963.06068         20848.50785
2011-09-30  2011-10-31    -5.11%         -3.69%         09/2011    25831.13456         20867.42386
2011-10-31  2011-11-30     1.61%         -2.71%         10/2011    24511.87334         20097.71099
2011-11-30  2011-12-31    -0.53%          1.56%         11/2011    24907.65171         19553.25552
2011-12-31  2012-01-31     6.39%          4.10%         12/2011    24775.72559         19858.08869
2012-01-31  2012-02-29     0.10%          1.09%         01/2012    26358.83905         20673.25987
2012-02-29  2012-03-31     2.90%          2.67%         02/2012    26385.22427         20897.89665
2012-03-31  2012-04-30    -2.04%         -1.45%         03/2012    27150.39578         21455.93331
2012-04-30  2012-05-31    -8.33%         -8.30%         04/2012    26596.30607         21145.10649
2012-05-31  2012-06-30     5.30%          4.27%         05/2012    24379.94724         19389.29527
2012-06-30  2012-07-31    -3.39%         -1.56%         06/2012    25672.82322         20216.46374
2012-07-31  2012-08-31     0.11%         -0.57%         07/2012    24802.11082         19900.07911
2012-08-31  2012-09-30     1.38%          2.77%         08/2012    24828.49605         19786.64947
2012-09-30  2012-10-31    -2.10%         -2.16%         09/2012    25171.50396         20333.93316
                                                     10/31/2012    24643.79948          19894.1037

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.54%      -0.46%     9.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The Asia Pacific Small Company Series vs. MSCI Pacific ex Japan Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                                       MSCI0 Pacific ex
                                                                  The Asia Pacific       Japan Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Company Series Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2002-10-31  2002-11-30     0.96%          2.23%         10/2002           10000                10000
2002-11-30  2002-12-31     1.36%          1.63%         11/2002     10095.89041          10222.94441
2002-12-31  2003-01-31     3.21%          3.70%         12/2002     10232.87671          10389.69329
2003-01-31  2003-02-28     0.65%         -1.56%         01/2003     10561.64383           10774.1636
2003-02-28  2003-03-31    -2.06%         -0.24%         02/2003     10630.13699          10605.86716
2003-03-31  2003-04-30     2.89%          5.52%         03/2003      10410.9589          10580.71942
2003-04-30  2003-05-31    10.23%          7.11%         04/2003     10712.32877          11164.43722
2003-05-31  2003-06-30     4.64%          5.34%         05/2003     11808.21918           11958.2354
2003-06-30  2003-07-31     6.87%          2.28%         06/2003     12356.16438          12596.40774
2003-07-31  2003-08-31     7.16%          4.86%         07/2003     13205.47945          12883.57562
2003-08-31  2003-09-30     8.03%          7.96%         08/2003     14150.68493          13509.07737
2003-09-30  2003-10-31     5.82%          8.26%         09/2003     15287.67123          14584.14338
2003-10-31  2003-11-30     0.76%         -0.44%         10/2003     16178.08219          15788.91371
2003-11-30  2003-12-31     4.45%          6.55%         11/2003     16301.36986          15719.08037
2003-12-31  2004-01-31     6.28%          4.09%         12/2003     17027.39726          16749.07389
2004-01-31  2004-02-29     3.10%          3.02%         01/2004     18095.89041          17434.54333
2004-02-29  2004-03-31    -3.16%          0.20%         02/2004     18657.53424          17961.48526
2004-03-31  2004-04-30    -7.28%         -5.66%         03/2004     18068.49314          17996.98227
2004-04-30  2004-05-31    -0.74%         -0.45%         04/2004     16753.42465          16979.07901
2004-05-31  2004-06-30     0.41%          0.12%         05/2004     16630.13698          16902.18495
2004-06-30  2004-07-31     1.80%          3.77%         06/2004     16698.63013           16922.1097
2004-07-31  2004-08-31     2.42%          3.29%         07/2004     16999.99999          17560.66893
2004-08-31  2004-09-30     6.14%          5.97%         08/2004      17410.9589          18139.16374
2004-09-30  2004-10-31     4.74%          6.40%         09/2004     18479.45205          19221.96752
2004-10-31  2004-11-30     7.29%          7.70%         10/2004     19356.16437          20452.36921
2004-11-30  2004-12-31     2.31%          4.23%         11/2004     20767.12328          22026.32775
2004-12-31  2005-01-31     2.26%          0.87%         12/2004     21246.57533          22957.37457
2005-01-31  2005-02-28     2.90%          3.19%         01/2005     21726.02738          23157.68602
2005-02-28  2005-03-31    -3.37%         -2.84%         02/2005     22356.16437          23895.28867
2005-03-31  2005-04-30    -3.36%         -1.63%         03/2005     21602.73971          23215.91272
2005-04-30  2005-05-31    -2.23%          1.28%         04/2005     20876.71232          22838.30968
2005-05-31  2005-06-30     4.50%          5.47%         05/2005     20410.95889           23131.7645
2005-06-30  2005-07-31     3.40%          4.16%         06/2005     21328.76711          24396.40581
2005-07-31  2005-08-31     2.61%         -0.08%         07/2005     22054.79451          25412.08446
2005-08-31  2005-09-30     3.69%          5.04%         08/2005     22630.13697          25391.96627
2005-09-30  2005-10-31    -5.60%         -5.88%         09/2005     23465.75341          26672.76016
2005-10-31  2005-11-30     2.47%          3.79%         10/2005     22150.68492          25105.66888
2005-11-30  2005-12-31     1.57%          1.96%         11/2005     22698.63012          26057.80112
2005-12-31  2006-01-31     6.77%          5.72%         12/2005      23054.7945          26569.26752
2006-01-31  2006-02-28     1.45%          1.00%         01/2006     24616.43833          28089.73876
2006-02-28  2006-03-31     5.10%          4.23%         02/2006     24972.60272          28371.87709
2006-03-31  2006-04-30     5.74%          6.45%         03/2006     26246.57533          29573.16543
2006-04-30  2006-05-31    -5.68%         -5.11%         04/2006     27753.42464          31480.62173
2006-05-31  2006-06-30    -0.63%         -1.22%         05/2006     26178.08218          29873.19735
2006-06-30  2006-07-31     1.95%          1.03%         06/2006     26013.69863          29509.32885
2006-07-31  2006-08-31     2.48%          3.26%         07/2006     26520.54794          29812.16571
2006-08-31  2006-09-30     1.06%          1.65%         08/2006     27178.08219          30784.60958
2006-09-30  2006-10-31     8.23%          6.97%         09/2006     27465.75342          31293.56121
2006-10-31  2006-11-30     5.58%          6.08%         10/2006     29726.02739          33475.41808
2006-11-30  2006-12-31     2.88%          3.73%         11/2006     31383.56164          35510.06393
2006-12-31  2007-01-31     2.59%          2.54%         12/2006     32287.67123          36835.73688
2007-01-31  2007-02-28     2.69%          1.91%         01/2007     33123.28767          37771.32964
2007-02-28  2007-03-31     5.24%          5.16%         02/2007     34013.69862          38491.52928
2007-03-31  2007-04-30     7.00%          6.93%         03/2007     35794.52054          40477.38445
2007-04-30  2007-05-31     8.58%          3.93%         04/2007     38301.36985          43284.20999
2007-05-31  2007-06-30     4.12%          2.60%         05/2007     41589.04108          44983.41006
2007-06-30  2007-07-31     1.58%         -0.03%         06/2007     43301.36985          46153.21619
2007-07-31  2007-08-31    -7.44%         -6.44%         07/2007     43986.30135          46140.90182
2007-08-31  2007-09-30    11.71%          8.87%         08/2007     40712.32875          43171.53026
2007-09-30  2007-10-31     8.77%          6.84%         09/2007     45479.45203          47002.60658
2007-10-31  2007-11-30    -6.59%         -8.03%         10/2007     49465.75341          50215.50421
2007-11-30  2007-12-31    -1.69%         -1.38%         11/2007     46205.47942          46181.72607
2007-12-31  2008-01-31   -10.04%        -13.40%         12/2007      45424.6575          45546.18965
2008-01-31  2008-02-29     3.08%          5.94%         01/2008     40863.01367          39443.03773
2008-02-29  2008-03-31    -4.85%         -6.31%         02/2008     42123.28764          41786.09735
2008-03-31  2008-04-30     7.01%          6.69%         03/2008     40082.19175          39150.03399
2008-04-30  2008-05-31     4.38%          1.08%         04/2008     42890.41093          41769.12844
2008-05-31  2008-06-30    -9.82%        -11.19%         05/2008     44767.12325           42219.7361
2008-06-30  2008-07-31    -5.87%         -4.60%         06/2008     40369.86297           37496.3338
2008-07-31  2008-08-31    -6.99%         -8.12%         07/2008     37999.99995          35772.06782
2008-08-31  2008-09-30   -17.17%        -19.52%         08/2008     35342.46571          32866.37089
2008-09-30  2008-10-31   -33.22%        -35.32%         09/2008     29273.97257          26450.30161
2008-10-31  2008-11-30    -9.60%        -10.91%         10/2008     19547.94518          17107.99184
2008-11-30  2008-12-31    10.93%         11.62%         11/2008     17671.23285          15240.90591
2008-12-31  2009-01-31   -12.30%        -11.01%         12/2008      19602.7397           17011.6769
2009-01-31  2009-02-28    -5.50%         -6.21%         01/2009      17191.7808          15138.38093
2009-02-28  2009-03-31    15.51%         14.33%         02/2009     16246.57532          14198.33404
2009-03-31  2009-04-30    14.96%         17.90%         03/2009     18767.12326           16233.2625
2009-04-30  2009-05-31    25.84%         23.98%         04/2009     21575.34243           19138.9839
2009-05-31  2009-06-30     0.81%          2.82%         05/2009     27150.68488           23727.9327
2009-06-30  2009-07-31    14.46%         14.44%         06/2009     27369.86296          24395.89769
2009-07-31  2009-08-31     4.55%          5.14%         07/2009     31328.76705          27918.80754
2009-08-31  2009-09-30     7.82%          8.38%         08/2009     32753.42459          29353.56318
2009-09-30  2009-10-31     2.25%          2.40%         09/2009     35315.06842          31812.29559
2009-10-31  2009-11-30     4.67%          2.88%         10/2009     36109.58897          32574.95601
2009-11-30  2009-12-31     2.65%          4.00%         11/2009     37794.52047          33511.53396
2009-12-31  2010-01-31    -5.40%         -6.39%         12/2009     38794.52047          34850.68161
2010-01-31  2010-02-28     1.79%          1.25%         01/2010     36698.63008          32622.21372
2010-02-28  2010-03-31     8.25%          8.24%         02/2010     37356.16432          33031.08649
2010-03-31  2010-04-30     1.39%          2.80%         03/2010      40438.3561          35753.24456
2010-04-30  2010-05-31   -13.83%        -15.10%         04/2010     40999.99993          36753.03781
2010-05-31  2010-06-30    -1.20%         -0.57%         05/2010     35328.76706          31203.76406
2010-06-30  2010-07-31    11.11%         10.17%         06/2010     34904.10953           31025.8813
2010-07-31  2010-08-31    -0.11%         -0.22%         07/2010     38780.82186          34182.58827
2010-08-31  2010-09-30    15.17%         15.01%         08/2010     38739.72596          34106.50072
2010-09-30  2010-10-31     4.33%          4.44%         09/2010     44616.43827          39227.22466
2010-10-31  2010-11-30    -1.32%         -1.34%         10/2010     46547.94513          40968.50656
2010-11-30  2010-12-31     9.81%         10.09%         11/2010     45931.50678          40421.36451
2010-12-31  2011-01-31    -2.12%         -2.91%         12/2010     50438.35609          44501.01994
2011-01-31  2011-02-28     0.64%          0.55%         01/2011     49369.86294          43206.90568
2011-02-28  2011-03-31     2.12%          3.07%         02/2011     49684.93144          43443.45509
2011-03-31  2011-04-30     4.27%          4.05%         03/2011     50739.72597          44776.95098
2011-04-30  2011-05-31    -2.95%         -2.29%         04/2011     52904.10953          46588.20093
2011-05-31  2011-06-30    -3.36%         -3.56%         05/2011      51342.4657          45521.78147
2011-06-30  2011-07-31     1.66%          1.48%         06/2011     49616.43831          43902.98932
2011-07-31  2011-08-31    -6.95%         -6.96%         07/2011     50438.35613          44550.56657
2011-08-31  2011-09-30   -18.65%        -18.18%         08/2011     46931.50683          41451.93249
2011-09-30  2011-10-31    15.64%         16.38%         09/2011     38178.08217          33915.26065
2011-10-31  2011-11-30    -2.67%         -6.82%         10/2011     44150.68491          39471.81922
2011-11-30  2011-12-31    -5.83%         -3.21%         11/2011     42972.60272          36780.00112
2011-12-31  2012-01-31    10.36%         10.38%         12/2011     40465.75341          35600.90329
2012-01-31  2012-02-29     7.55%          7.78%         01/2012     44657.53422          39297.23236
2012-02-29  2012-03-31    -1.43%         -3.13%         02/2012     48027.39723          42352.65578
2012-03-31  2012-04-30    -0.41%          0.54%         03/2012     47342.46573          41026.60855
2012-04-30  2012-05-31   -12.46%        -12.98%         04/2012     47150.68491           41248.3563
2012-05-31  2012-06-30     2.12%          1.40%         05/2012     41273.97258          35894.03867
2012-06-30  2012-07-31     1.49%          3.29%         06/2012     42150.68492          36396.50327
2012-07-31  2012-08-31     3.36%          1.60%         07/2012      42780.8219          37593.17588
2012-08-31  2012-09-30     4.96%          5.32%         08/2012     44219.17807          38194.19868
2012-09-30  2012-10-31     2.24%          2.06%         09/2012     46410.95889          40226.10709
                                                     10/31/2012     47452.05477           41055.3557

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         7.48%      -0.83%     16.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The United Kingdom Small Company Series vs. MSCI UK Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                 The United Kingdom     MSCI UK Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Company Series Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2002-10-31  2002-11-30     3.38%          1.85%         10/2002           10000                10000
2002-11-30  2002-12-31    -0.24%         -2.90%         11/2002     10337.55274          10184.73327
2002-12-31  2003-01-31    -2.37%         -7.52%         12/2002     10312.23629          9889.741677
2003-01-31  2003-02-28    -3.35%         -2.90%         01/2003     10067.51055           9146.50954
2003-02-28  2003-03-31    -0.87%         -0.12%         02/2003     9729.957808          8880.979174
2003-03-31  2003-04-30     9.45%         13.39%         03/2003     9645.569623          8870.105074
2003-04-30  2003-05-31    11.99%         14.56%         04/2003     10556.96203          10057.78446
2003-05-31  2003-06-30     5.71%          3.29%         05/2003     11822.78481          11522.12121
2003-06-30  2003-07-31     3.98%          6.33%         06/2003      12497.8903          11901.70319
2003-07-31  2003-08-31     4.22%          4.76%         07/2003     12995.78059          12654.92432
2003-08-31  2003-09-30     3.93%          2.62%         08/2003      13544.3038          13257.17248
2003-09-30  2003-10-31     5.70%          8.11%         09/2003     14075.94937          13605.01726
2003-10-31  2003-11-30     0.51%          0.83%         10/2003     14877.63713          14708.35915
2003-11-30  2003-12-31     5.59%          5.61%         11/2003      14953.5865          14830.88245
2003-12-31  2004-01-31     7.43%          8.47%         12/2003     15789.02954          15662.49826
2004-01-31  2004-02-29     5.82%          6.77%         01/2004     16962.02532          16989.77076
2004-02-29  2004-03-31    -1.36%         -0.38%         02/2004     17949.36709          18140.78167
2004-03-31  2004-04-30    -3.57%         -3.48%         03/2004     17704.64135          18071.61733
2004-04-30  2004-05-31     0.15%         -0.06%         04/2004     17071.72996          17442.81614
2004-05-31  2004-06-30     3.41%          3.47%         05/2004     17097.04641          17432.82714
2004-06-30  2004-07-31    -3.68%         -4.53%         06/2004     17679.32489          18037.60416
2004-07-31  2004-08-31    -0.69%         -1.37%         07/2004     17029.53587          17221.28795
2004-08-31  2004-09-30     2.84%          3.29%         08/2004      16911.3924          16985.59814
2004-09-30  2004-10-31     3.15%          3.81%         09/2004     17392.40506          17543.84412
2004-10-31  2004-11-30     8.09%          8.09%         10/2004     17940.92826          18211.46333
2004-11-30  2004-12-31     4.13%          5.77%         11/2004     19392.40506          19683.89242
2004-12-31  2005-01-31     2.84%          2.25%         12/2004     20194.09282          20819.35084
2005-01-31  2005-02-28     3.41%          2.37%         01/2005     20767.93248          21286.81073
2005-02-28  2005-03-31    -2.24%         -1.25%         02/2005     21476.79324          21790.68621
2005-03-31  2005-04-30    -3.38%         -4.52%         03/2005     20995.78058          21518.58081
2005-04-30  2005-05-31    -1.96%         -0.89%         04/2005     20286.91983          20545.98101
2005-05-31  2005-06-30     1.91%          1.54%         05/2005     19890.29536           20363.7766
2005-06-30  2005-07-31     1.96%          2.97%         06/2005     20270.04219          20677.10243
2005-07-31  2005-08-31     5.63%          4.84%         07/2005     20666.66666          21291.23624
2005-08-31  2005-09-30    -1.12%          0.17%         08/2005     21831.22362           22321.6205
2005-09-30  2005-10-31    -2.81%         -3.05%         09/2005     21586.49788          22360.43851
2005-10-31  2005-11-30     4.34%          4.99%         10/2005     20978.90295          21679.54278
2005-11-30  2005-12-31     4.39%          4.32%         11/2005     21890.29534          22761.64224
2005-12-31  2006-01-31     7.83%          8.14%         12/2005     22852.32066          23745.11614
2006-01-31  2006-02-28     1.37%          1.57%         01/2006      24641.3502          25678.80942
2006-02-28  2006-03-31     1.66%          2.02%         02/2006     24978.90294          26081.40403
2006-03-31  2006-04-30     5.05%          5.29%         03/2006     25392.40506           26609.0508
2006-04-30  2006-05-31    -2.02%         -2.22%         04/2006     26675.10548          28017.24683
2006-05-31  2006-06-30    -0.03%         -0.85%         05/2006     26135.02109          27395.40001
2006-06-30  2006-07-31     0.71%         -0.78%         06/2006     26126.58227          27162.87127
2006-07-31  2006-08-31     4.20%          3.60%         07/2006     26312.23628          26951.71141
2006-08-31  2006-09-30     2.92%          2.93%         08/2006     27417.72151          27921.52946
2006-09-30  2006-10-31     5.68%          5.73%         09/2006     28219.40928          28740.12164
2006-10-31  2006-11-30     6.28%          6.48%         10/2006      29822.7848          30386.15702
2006-11-30  2006-12-31     5.46%          4.69%         11/2006     31696.20252          32355.38079
2006-12-31  2007-01-31     0.71%         -0.23%         12/2006     33426.16032          33873.58226
2007-01-31  2007-02-28    -0.03%          0.31%         01/2007     33662.44723          33794.55537
2007-02-28  2007-03-31     4.71%          4.14%         02/2007     33654.00842          33900.02177
2007-03-31  2007-04-30     3.45%          4.96%         03/2007      35240.5063          35302.18758
2007-04-30  2007-05-31     1.34%          0.64%         04/2007     36455.69619          37054.44065
2007-05-31  2007-06-30    -3.65%         -2.91%         05/2007     36945.14767          37292.47839
2007-06-30  2007-07-31    -0.52%         -0.56%         06/2007      35594.9367          36207.10124
2007-07-31  2007-08-31    -0.57%         -3.67%         07/2007     35409.28269          36003.55839
2007-08-31  2007-09-30    -3.45%         -5.67%         08/2007     35206.75106           34683.7346
2007-09-30  2007-10-31     7.99%         10.99%         09/2007     33991.56119          32718.25112
2007-10-31  2007-11-30   -11.56%        -11.57%         10/2007     36708.86077          36313.48132
2007-11-30  2007-12-31    -5.28%         -5.02%         11/2007     32464.13503          32111.56657
2007-12-31  2008-01-31    -6.72%         -8.05%         12/2007     30751.05486           30499.3662
2008-01-31  2008-02-29     1.47%          3.39%         01/2008     28683.54431          28045.22453
2008-02-29  2008-03-31    -0.38%         -1.26%         02/2008     29105.48524          28995.40235
2008-03-31  2008-04-30     1.69%          1.86%         03/2008      28995.7806          28630.99404
2008-04-30  2008-05-31     0.29%          0.47%         04/2008     29485.23207          29163.51692
2008-05-31  2008-06-30    -7.96%         -6.84%         05/2008     29569.62026          29301.51708
2008-06-30  2008-07-31    -3.50%         -3.99%         06/2008     27215.18989          27298.28546
2008-07-31  2008-08-31    -1.61%         -2.62%         07/2008     26261.60339           26209.1302
2008-08-31  2008-09-30   -15.45%        -18.39%         08/2008     25839.66246          25523.09577
2008-09-30  2008-10-31   -26.84%        -27.75%         09/2008     21848.10127          20829.83263
2008-10-31  2008-11-30    -7.07%         -9.27%         10/2008     15983.12237          15050.14501
2008-11-30  2008-12-31    -2.22%         -2.54%         11/2008     14852.32068          13654.45043
2008-12-31  2009-01-31    -2.44%         -0.55%         12/2008     14523.20676          13308.06844
2009-01-31  2009-02-28    -4.11%         -3.32%         01/2009     14168.77638           13235.0837
2009-02-28  2009-03-31     4.35%          5.80%         02/2009     13586.49789          12796.33037
2009-03-31  2009-04-30    20.95%         22.97%         03/2009     14177.21519          13538.45221
2009-04-30  2009-05-31    10.24%         10.56%         04/2009     17147.67933          16648.44171
2009-05-31  2009-06-30     0.49%          0.71%         05/2009     18902.95359          18406.87658
2009-06-30  2009-07-31     8.66%          9.20%         06/2009     18995.78059          18536.80413
2009-07-31  2009-08-31     7.81%          9.64%         07/2009     20641.35021          20242.59082
2009-08-31  2009-09-30     2.92%          2.31%         08/2009     22253.16456          22194.30581
2009-09-30  2009-10-31     0.15%          0.14%         09/2009     22902.95359          22706.30182
2009-10-31  2009-11-30    -0.29%         -1.04%         10/2009     22936.70886          22739.17824
2009-11-30  2009-12-31     2.10%          2.47%         11/2009     22869.19831          22502.57727
2009-12-31  2010-01-31    -0.98%         -0.46%         12/2009     23350.21097          23058.42647
2010-01-31  2010-02-28    -3.43%         -4.48%         01/2010     23122.36287          22951.40342
2010-02-28  2010-03-31     8.39%          8.81%         02/2010     22329.11393          21923.41454
2010-03-31  2010-04-30     3.70%          3.99%         03/2010     24202.53165           23855.6759
2010-04-30  2010-05-31   -11.30%        -12.02%         04/2010     25097.04642          24807.83622
2010-05-31  2010-06-30     1.90%          0.43%         05/2010     22261.60339          21825.88192
2010-06-30  2010-07-31    13.50%         12.03%         06/2010     22683.54431          21920.17077
2010-07-31  2010-08-31    -3.67%         -2.72%         07/2010     25746.83545          24556.84503
2010-08-31  2010-09-30    10.68%         11.02%         08/2010     24801.68777          23889.83015
2010-09-30  2010-10-31     5.23%          4.26%         09/2010      27451.4768          26521.98383
2010-10-31  2010-11-30    -4.91%         -4.16%         10/2010     28886.07596          27652.52891
2010-11-30  2010-12-31    10.23%         10.46%         11/2010     27468.35445          26500.89745
2010-12-31  2011-01-31     1.45%          0.97%         12/2010     30278.48103          29273.77513
2011-01-31  2011-02-28     3.02%          2.64%         01/2011      30717.2996          29556.91796
2011-02-28  2011-03-31    -1.84%         -1.73%         02/2011     31645.56964          30336.40823
2011-03-31  2011-04-30     8.86%          9.17%         03/2011     31063.29116          29812.97875
2011-04-30  2011-05-31    -0.60%         -1.27%         04/2011     33814.34601          32545.73053
2011-05-31  2011-06-30    -3.19%         -3.37%         05/2011     33611.81436           32133.8104
2011-06-30  2011-07-31    -0.65%         -0.28%         06/2011     32540.08441          31051.37887
2011-07-31  2011-08-31    -9.97%        -10.20%         07/2011     32329.11394          30965.45914
2011-08-31  2011-09-30   -10.09%        -10.55%         08/2011     29105.48524          27806.69897
2011-09-30  2011-10-31    10.61%         10.93%         09/2011     26168.77639           24874.3008
2011-10-31  2011-11-30    -3.03%         -3.88%         10/2011      28945.1477          27592.49812
2011-11-30  2011-12-31    -3.10%         -3.34%         11/2011     28067.51056          26521.47755
2011-12-31  2012-01-31     8.84%         10.15%         12/2011     27198.31226          25636.24738
2012-01-31  2012-02-29     8.15%          9.29%         01/2012     29603.37555          28237.12768
2012-02-29  2012-03-31     2.19%          0.33%         02/2012     32016.87766          30859.75401
2012-03-31  2012-04-30     1.73%          1.70%         03/2012      32717.2996          30961.08612
2012-04-30  2012-05-31   -11.26%        -12.39%         04/2012     33282.70044          31488.06169
2012-05-31  2012-06-30     4.91%          4.76%         05/2012       29535.865          27586.66253
2012-06-30  2012-07-31     1.69%          1.82%         06/2012     30987.34179          28900.19337
2012-07-31  2012-08-31     5.49%          5.29%         07/2012     31510.54854          29426.59945
2012-08-31  2012-09-30     5.15%          5.34%         08/2012     33240.50634          30984.44922
2012-09-30  2012-10-31     2.20%          2.07%         09/2012     34953.58652          32637.78817
                                                     10/31/2012     35721.51901          33313.32062

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         23.41%     -0.54%     13.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Continental Small Company Series vs. MSCI Europe ex UK Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                The Continental Small     MSCI Europe ex UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate      Company Series     Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- --------------------------
2002-10-31  2002-11-30     5.55%          5.48%         10/2002            10000                   10000
2002-11-30  2002-12-31     1.83%         -2.35%         11/2002      10554.66238              10548.1194
2002-12-31  2003-01-31    -0.67%         -1.33%         12/2002      10747.58843             10300.47589
2003-01-31  2003-02-28    -2.94%         -4.40%         01/2003      10675.24116               10163.741
2003-02-28  2003-03-31    -0.62%         -0.23%         02/2003      10361.73634              9716.82901
2003-03-31  2003-04-30    12.49%         14.70%         03/2003      10297.42765             9694.149111
2003-04-30  2003-05-31    10.20%          9.83%         04/2003      11583.60129              11119.0498
2003-05-31  2003-06-30     1.64%          1.49%         05/2003      12765.27332             12212.14227
2003-06-30  2003-07-31     3.53%          3.56%         06/2003      12974.27653             12393.71256
2003-07-31  2003-08-31     2.21%          2.88%         07/2003      13432.47589             12834.98735
2003-08-31  2003-09-30     5.15%          5.67%         08/2003      13729.90354             13204.94501
2003-09-30  2003-10-31     6.18%          8.35%         09/2003      14437.29904             13953.64386
2003-10-31  2003-11-30     5.24%          5.32%         10/2003        15329.582             15119.23334
2003-11-30  2003-12-31     6.23%          5.23%         11/2003      16133.44052             15923.77981
2003-12-31  2004-01-31     4.83%          5.03%         12/2003      17138.26367             16756.77447
2004-01-31  2004-02-29     3.36%          3.37%         01/2004      17966.23796             17599.60146
2004-02-29  2004-03-31    -2.03%         -3.45%         02/2004      18569.13185             18193.34286
2004-03-31  2004-04-30    -1.19%         -1.57%         03/2004      18191.31834             17565.51607
2004-04-30  2004-05-31     1.12%          0.32%         04/2004      17974.27654             17288.89996
2004-05-31  2004-06-30     3.01%          3.57%         05/2004      18175.24117             17343.96099
2004-06-30  2004-07-31    -3.22%         -4.02%         06/2004      18721.86496             17962.61095
2004-07-31  2004-08-31     0.62%          0.32%         07/2004      18118.97107             17240.78711
2004-08-31  2004-09-30     5.20%          5.58%         08/2004      18231.51126             17295.45485
2004-09-30  2004-10-31     3.77%          4.24%         09/2004      19180.06431             18259.67829
2004-10-31  2004-11-30    10.70%         11.10%         10/2004      19903.53698               19033.679
2004-11-30  2004-12-31     5.18%          5.00%         11/2004      22033.76207             21146.18703
2004-12-31  2005-01-31     1.42%          1.12%         12/2004      23175.24117             22203.35873
2005-01-31  2005-02-28     6.43%          7.01%         01/2005      23504.82316             22452.31322
2005-02-28  2005-03-31    -2.73%         -2.55%         02/2005      25016.07718             24025.35429
2005-03-31  2005-04-30    -2.64%         -2.94%         03/2005      24332.79744             23411.81715
2005-04-30  2005-05-31     0.27%          1.42%         04/2005      23689.71063             22723.02993
2005-05-31  2005-06-30     2.71%          3.20%         05/2005      23754.01931              23046.7101
2005-06-30  2005-07-31     6.23%          6.86%         06/2005      24397.10613             23784.26566
2005-07-31  2005-08-31     3.38%          2.84%         07/2005      25916.39874             25416.03849
2005-08-31  2005-09-30     2.55%          3.41%         08/2005      26792.60453             26137.73122
2005-09-30  2005-10-31    -4.94%         -6.90%         09/2005      27475.88427             27030.24424
2005-10-31  2005-11-30     0.37%          1.28%         10/2005      26117.36336             25164.72424
2005-11-30  2005-12-31     5.18%          5.80%         11/2005      26213.82639             25485.65136
2005-12-31  2006-01-31     9.59%         11.16%         12/2005      27572.34728             26962.59783
2006-01-31  2006-02-28     2.90%          2.82%         01/2006      30217.04182             29971.15851
2006-02-28  2006-03-31     6.46%          6.46%         02/2006      31093.24762             30817.39404
2006-03-31  2006-04-30     6.90%          7.09%         03/2006      33102.89392             32808.37452
2006-04-30  2006-05-31    -4.79%         -5.14%         04/2006      35385.85213              35133.1297
2006-05-31  2006-06-30    -1.86%         -2.28%         05/2006      33689.71065             33327.25914
2006-06-30  2006-07-31    -0.22%         -1.09%         06/2006        33062.701             32567.81027
2006-07-31  2006-08-31     2.66%          2.35%         07/2006      32990.35373             32211.48678
2006-08-31  2006-09-30     1.35%          1.05%         08/2006      33866.55951             32969.36247
2006-09-30  2006-10-31     5.04%          5.34%         09/2006      34324.75886             33315.32925
2006-10-31  2006-11-30     6.96%          7.00%         10/2006      36053.05469             35095.89795
2006-11-30  2006-12-31     4.77%          4.72%         11/2006      38561.09328             37551.88191
2006-12-31  2007-01-31     4.64%          3.20%         12/2006      40401.92929             39323.27377
2007-01-31  2007-02-28     0.17%          0.43%         01/2007      42274.91964             40582.59809
2007-02-28  2007-03-31     5.85%          5.32%         02/2007      42347.26691             40756.26296
2007-03-31  2007-04-30     5.27%          6.05%         03/2007      44823.15116             42923.45286
2007-04-30  2007-05-31     1.94%          1.74%         04/2007      47186.49521             45521.16427
2007-05-31  2007-06-30    -1.09%         -0.96%         05/2007      48102.89393             46314.80908
2007-06-30  2007-07-31    -0.54%         -0.73%         06/2007       47580.3859             45872.16695
2007-07-31  2007-08-31    -3.55%         -4.53%         07/2007      47323.15118             45536.38588
2007-08-31  2007-09-30     2.24%          1.99%         08/2007      45643.08687             43475.46067
2007-09-30  2007-10-31     4.82%          5.98%         09/2007      46663.98719             44340.52536
2007-10-31  2007-11-30    -7.38%         -7.15%         10/2007      48914.79105              46993.8839
2007-11-30  2007-12-31    -1.92%         -2.03%         11/2007      45305.46629             43631.74618
2007-12-31  2008-01-31    -9.52%        -12.04%         12/2007      44437.29909             42747.93808
2008-01-31  2008-02-29     4.30%          6.05%         01/2008      40209.00326             37600.02267
2008-02-29  2008-03-31     3.18%          2.03%         02/2008      41937.29908             39875.47704
2008-03-31  2008-04-30     1.21%          1.71%         03/2008      43271.70422             40686.35254
2008-04-30  2008-05-31     1.93%          1.55%         04/2008      43794.21227             41381.35231
2008-05-31  2008-06-30    -8.43%         -9.24%         05/2008      44638.26373             42024.81106
2008-06-30  2008-07-31    -5.29%         -5.68%         06/2008      40876.20585               38141.055
2008-07-31  2008-08-31    -2.72%         -2.73%         07/2008      38713.82641             35975.57986
2008-08-31  2008-09-30   -17.40%        -20.70%         08/2008      37660.77175              34993.1562
2008-09-30  2008-10-31   -26.69%        -28.14%         09/2008       31109.3248             27748.03106
2008-10-31  2008-11-30    -7.79%         -8.29%         10/2008      22805.46627             19940.70552
2008-11-30  2008-12-31    10.44%          9.24%         11/2008      21028.93893             18287.65983
2008-12-31  2009-01-31   -11.35%         -8.98%         12/2008       23223.4727             19977.57567
2009-01-31  2009-02-28    -8.63%         -8.80%         01/2009      20586.81675             18183.55312
2009-02-28  2009-03-31     7.26%          7.73%         02/2009      18810.28942             16582.57441
2009-03-31  2009-04-30    16.37%         20.82%         03/2009      20176.84891             17864.77253
2009-04-30  2009-05-31    14.48%         14.93%         04/2009      23480.70744             21583.40132
2009-05-31  2009-06-30    -1.23%         -1.28%         05/2009      26881.02899             24805.40199
2009-06-30  2009-07-31     7.96%          8.98%         06/2009        26551.447             24487.43905
2009-07-31  2009-08-31     8.38%         10.26%         07/2009      28665.59491             26685.87974
2009-08-31  2009-09-30     8.56%          9.58%         08/2009      31069.13189             29424.58439
2009-09-30  2009-10-31    -2.79%         -2.73%         09/2009       33729.9036             32244.66525
2009-10-31  2009-11-30     3.04%          2.06%         10/2009      32789.38913             31364.64914
2009-11-30  2009-12-31    -0.31%          0.45%         11/2009       33786.1737             32009.47746
2009-12-31  2010-01-31    -1.65%         -1.33%         12/2009      33681.67209             32153.78839
2010-01-31  2010-02-28    -2.11%         -2.85%         01/2010      33127.00971              31725.0131
2010-02-28  2010-03-31     7.44%          8.11%         02/2010      32427.65281             30821.97022
2010-03-31  2010-04-30    -0.95%         -0.63%         03/2010      34839.22837             33321.86211
2010-04-30  2010-05-31   -14.21%        -15.47%         04/2010      34509.64637              33111.4966
2010-05-31  2010-06-30    -0.62%         -1.49%         05/2010      29606.10938             27989.11207
2010-06-30  2010-07-31    11.97%         11.98%         06/2010      29421.22193             27570.69336
2010-07-31  2010-08-31    -4.56%         -4.75%         07/2010      32942.12225             30874.03721
2010-08-31  2010-09-30    13.76%         15.43%         08/2010      31438.90682             29406.79431
2010-09-30  2010-10-31     5.78%          6.42%         09/2010      35763.66567             33944.46414
2010-10-31  2010-11-30    -7.76%         -7.58%         10/2010      37829.58208              36122.0978
2010-11-30  2010-12-31    12.97%         14.00%         11/2010      34895.49848             33385.52507
2010-12-31  2011-01-31     2.85%          2.26%         12/2010      39421.22197             38059.63329
2011-01-31  2011-02-28     1.72%          1.70%         01/2011      40546.62391             38920.23437
2011-02-28  2011-03-31     3.37%          3.37%         02/2011      41245.98082             39580.17969
2011-03-31  2011-04-30     6.77%          6.99%         03/2011      42636.65605             40915.82839
2011-04-30  2011-05-31    -3.37%         -3.81%         04/2011      45522.50815             43773.90829
2011-05-31  2011-06-30    -3.22%         -3.23%         05/2011      43987.13836             42104.23024
2011-06-30  2011-07-31    -5.65%         -6.07%         06/2011      42572.34736             40744.73056
2011-07-31  2011-08-31   -10.27%        -10.45%         07/2011      40168.81038             38271.79312
2011-08-31  2011-09-30   -15.05%        -15.02%         08/2011      36045.01615             34273.42512
2011-09-30  2011-10-31    10.27%         10.96%         09/2011      30618.97113             29124.54759
2011-10-31  2011-11-30    -6.60%         -7.81%         10/2011      33762.05795             32316.29841
2011-11-30  2011-12-31    -3.93%         -3.40%         11/2011      31535.36984             29790.89992
2011-12-31  2012-01-31     9.53%          9.92%         12/2011      30297.42772              28778.2188
2012-01-31  2012-02-29     6.42%          7.67%         01/2012      33183.27982             31632.41729
2012-02-29  2012-03-31     0.18%         -0.81%         02/2012       35313.5049             34060.10035
2012-03-31  2012-04-30    -2.32%         -1.67%         03/2012      35377.81357             33784.16926
2012-04-30  2012-05-31   -13.65%        -13.71%         04/2012      34557.87788             33220.96598
2012-05-31  2012-06-30     4.39%          4.93%         05/2012      29839.22836               28665.408
2012-06-30  2012-07-31    -1.01%         -0.36%         06/2012      31149.51774             30077.80583
2012-07-31  2012-08-31     4.56%          4.36%         07/2012      30836.01292             29970.97203
2012-08-31  2012-09-30     5.29%          5.38%         08/2012      32242.76534             31277.87995
2012-09-30  2012-10-31     1.73%          1.72%         09/2012       33946.9454             32961.53496
                                                     10/31/2012      34533.76213             33529.17158

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         2.29%      -6.73%     13.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The Canadian Small Company Series vs. MSCI Canada Small Cap Index (net div.) April 2, 2007 - October 31, 2012

                                                                The Canadian Small  MSCI Canada Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Company Series   Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------ --------------------
2007-04-02  2007-04-30     7.10%          4.87%         04/2007          10000               10000
2007-04-30  2007-05-31     6.63%          8.05%         04/2007          10710         10486.77368
2007-05-31  2007-06-30    -0.44%         -0.23%         05/2007          11420         11331.42466
2007-06-30  2007-07-31    -0.62%         -2.49%         06/2007          11370         11305.55009
2007-07-31  2007-08-31    -6.55%         -6.21%         07/2007          11300         11024.39939
2007-08-31  2007-09-30    11.08%         12.19%         08/2007          10560         10339.56745
2007-09-30  2007-10-31    10.83%         10.79%         09/2007          11730          11599.6882
2007-10-31  2007-11-30   -15.23%        -15.90%         10/2007          13000         12851.68118
2007-11-30  2007-12-31     3.72%          2.78%         11/2007          11020         10808.72481
2007-12-31  2008-01-31    -9.45%         -9.02%         12/2007          11430          11109.2109
2008-01-31  2008-02-29     7.83%          9.54%         01/2008          10350         10107.38383
2008-02-29  2008-03-31    -7.80%         -7.88%         02/2008          11160         11071.34919
2008-03-31  2008-04-30     2.43%          3.48%         03/2008          10290         10199.20416
2008-04-30  2008-05-31     5.69%          5.21%         04/2008          10540         10554.52665
2008-05-31  2008-06-30    -4.67%         -3.42%         05/2008          11140          11104.0776
2008-06-30  2008-07-31    -8.57%         -8.85%         06/2008          10620         10724.57524
2008-07-31  2008-08-31    -4.12%         -2.51%         07/2008           9710         9775.009579
2008-08-31  2008-09-30   -22.77%        -21.23%         08/2008    9309.999999         9529.518204
2008-09-30  2008-10-31   -33.24%        -33.24%         09/2008    7189.999999         7506.377885
2008-10-31  2008-11-30   -12.92%         -9.02%         10/2008    4799.999999         5011.499724
2008-11-30  2008-12-31     7.66%          4.95%         11/2008           4180         4559.689916
2008-12-31  2009-01-31     0.67%          1.01%         12/2008           4500         4785.305837
2009-01-31  2009-02-28    -9.05%         -7.85%         01/2009           4530         4833.486093
2009-02-28  2009-03-31     6.31%          5.72%         02/2009           4120         4453.869096
2009-03-31  2009-04-30    21.00%         16.08%         03/2009    4379.999999         4708.454728
2009-04-30  2009-05-31    19.62%         21.15%         04/2009    5299.999999         5465.620997
2009-05-31  2009-06-30    -6.15%         -6.06%         05/2009    6339.999999         6621.522975
2009-06-30  2009-07-31    12.61%         12.46%         06/2009    5949.999997          6220.34334
2009-07-31  2009-08-31     3.28%          3.78%         07/2009    6699.999997         6995.572294
2009-08-31  2009-09-30    14.31%         12.36%         08/2009    6919.999997         7259.669592
2009-09-30  2009-10-31    -1.90%          0.66%         09/2009    7909.999998         8156.867881
2009-10-31  2009-11-30     8.51%          8.39%         10/2009    7759.999998         8210.753872
2009-11-30  2009-12-31     6.41%          5.88%         11/2009    8419.999999          8899.59917
2009-12-31  2010-01-31    -4.69%         -4.16%         12/2009    8959.999999         9422.869902
2010-01-31  2010-02-28     5.97%          6.65%         01/2010    8539.999998         9031.077115
2010-02-28  2010-03-31     7.96%          8.53%         02/2010    9049.999999         9631.720335
2010-03-31  2010-04-30     3.58%          4.17%         03/2010    9769.999998         10453.69655
2010-04-30  2010-05-31    -9.58%         -8.82%         04/2010          10120          10889.8098
2010-05-31  2010-06-30    -4.59%         -4.69%         05/2010    9149.999995         9929.203615
2010-06-30  2010-07-31     8.13%          8.14%         06/2010    8729.999995         9463.812385
2010-07-31  2010-08-31    -1.17%         -0.31%         07/2010    9439.999995         10233.78741
2010-08-31  2010-09-30    11.79%         10.95%         08/2010    9329.999997          10202.0054
2010-09-30  2010-10-31     6.52%          6.06%         09/2010          10430         11318.75956
2010-10-31  2010-11-30     4.86%          4.21%         10/2010          11110         12004.30943
2010-11-30  2010-12-31    10.21%          9.20%         11/2010          11650         12509.34187
2010-12-31  2011-01-31    -0.47%         -1.17%         12/2010          12840          13659.8773
2011-01-31  2011-02-28     6.89%          6.61%         01/2011          12780         13499.73406
2011-02-28  2011-03-31     0.15%          0.03%         02/2011          13660         14392.30001
2011-03-31  2011-04-30     1.90%          3.03%         03/2011          13680         14395.94428
2011-04-30  2011-05-31    -4.16%         -4.02%         04/2011          13940         14832.50041
2011-05-31  2011-06-30    -5.54%         -5.10%         05/2011          13360         14235.57776
2011-06-30  2011-07-31     1.51%          2.65%         06/2011          12620         13509.81758
2011-07-31  2011-08-31    -7.57%         -5.95%         07/2011          12810         13867.52148
2011-08-31  2011-09-30   -18.92%        -18.31%         08/2011          11840         13042.66675
2011-09-30  2011-10-31    16.04%         14.26%         09/2011           9600         10655.15835
2011-10-31  2011-11-30    -3.50%         -2.61%         10/2011          11140         12174.40656
2011-11-30  2011-12-31    -1.58%         -2.06%         11/2011          10750         11856.58095
2011-12-31  2012-01-31     8.60%          8.20%         12/2011          10580         11612.51227
2012-01-31  2012-02-29     3.83%          3.58%         01/2012          11490         12564.44286
2012-02-29  2012-03-31    -4.44%         -5.28%         02/2012          11930         13014.05863
2012-03-31  2012-04-30    -2.28%         -0.81%         03/2012          11400         12326.39136
2012-04-30  2012-05-31   -11.67%        -11.66%         04/2012          11140         12227.04078
2012-05-31  2012-06-30     0.20%         -0.31%         05/2012    9840.000001         10801.36524
2012-06-30  2012-07-31     2.74%          3.46%         06/2012           9860         10767.51608
2012-07-31  2012-08-31     4.24%          4.15%         07/2012          10130          11140.2598
2012-08-31  2012-09-30     4.26%          5.05%         08/2012          10560         11603.05306
2012-09-30  2012-10-31    -1.36%         -1.79%         09/2012          11010         12189.20224
                                                     10/31/2012          10860          11970.6149

                      One Year Five Years From 04/02/2007
                      -------- ---------- ---------------
                      -2.51%     -3.53%        1.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Emerging Markets Series vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                 The Emerging  MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Markets Series   Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------- ---------------------
2002-10-31  2002-11-30     7.63%          6.88%         10/2002        10000              10000
2002-11-30  2002-12-31    -4.01%         -3.33%         11/2002  10763.27434        10688.20463
2002-12-31  2003-01-31    -0.11%         -0.44%         12/2002  10331.85841        10332.68124
2003-01-31  2003-02-28    -1.50%         -2.81%         01/2003  10320.79646        10287.11002
2003-02-28  2003-03-31    -1.63%         -2.86%         02/2003   10165.9292        9998.077641
2003-03-31  2003-04-30    13.50%          8.89%         03/2003        10000        9712.550745
2003-04-30  2003-05-31     7.31%          7.15%         04/2003  11349.55752        10576.25547
2003-05-31  2003-06-30     3.91%          5.67%         05/2003  12179.20354        11332.42116
2003-06-30  2003-07-31     2.01%          6.22%         06/2003  12654.86726         11974.8284
2003-07-31  2003-08-31     4.54%          6.69%         07/2003  12909.29204        12719.45993
2003-08-31  2003-09-30     4.51%          0.73%         08/2003  13495.57522        13570.61278
2003-09-30  2003-10-31     7.61%          8.51%         09/2003   14103.9823        13669.44466
2003-10-31  2003-11-30    -0.95%          1.22%         10/2003  15176.99115        14832.47204
2003-11-30  2003-12-31    10.52%          7.24%         11/2003  15033.18584        15012.94766
2003-12-31  2004-01-31     1.93%          3.49%         12/2003  16615.04425         16099.9853
2004-01-31  2004-02-29     4.44%          4.59%         01/2004  16935.84071        16662.21886
2004-02-29  2004-03-31     0.69%          1.25%         02/2004   17688.0531        17426.29823
2004-03-31  2004-04-30    -6.34%         -8.19%         03/2004  17809.73452         17644.0921
2004-04-30  2004-05-31    -1.13%         -2.00%         04/2004  16681.41593        16199.38255
2004-05-31  2004-06-30     1.81%          0.43%         05/2004  16493.36283        15876.20003
2004-06-30  2004-07-31    -0.07%         -1.83%         06/2004   16792.0354        15943.82184
2004-07-31  2004-08-31     2.77%          4.15%         07/2004  16780.97346        15651.96247
2004-08-31  2004-09-30     5.64%          5.77%         08/2004  17245.57522        16301.04143
2004-09-30  2004-10-31     2.79%          2.39%         09/2004  18219.02655        17241.52745
2004-10-31  2004-11-30     8.74%          9.26%         10/2004  18727.87611        17653.47774
2004-11-30  2004-12-31     6.52%          4.80%         11/2004  20365.04425         19287.7093
2004-12-31  2005-01-31     0.82%          0.25%         12/2004  21692.47788        20214.06032
2005-01-31  2005-02-28     7.44%          8.72%         01/2005  21869.46903        20265.39862
2005-02-28  2005-03-31    -6.83%         -6.61%         02/2005  23495.57523        22033.51685
2005-03-31  2005-04-30    -2.37%         -2.68%         03/2005  21891.59293        20577.38623
2005-04-30  2005-05-31     3.00%          3.48%         04/2005  21371.68143        20024.99063
2005-05-31  2005-06-30     3.02%          3.40%         05/2005  22013.27435        20722.01549
2005-06-30  2005-07-31     6.44%          6.99%         06/2005  22676.99117        21426.05132
2005-07-31  2005-08-31     0.64%          0.86%         07/2005  24137.16815        22923.68229
2005-08-31  2005-09-30     7.97%          9.31%         08/2005   24292.0354         23119.9891
2005-09-30  2005-10-31    -4.98%         -6.54%         09/2005  26227.87611        25272.80535
2005-10-31  2005-11-30     7.23%          8.27%         10/2005  24922.56638        23620.93331
2005-11-30  2005-12-31     5.79%          5.91%         11/2005  26725.66372          25574.955
2005-12-31  2006-01-31     9.59%         11.17%         12/2005  28274.33629        27086.60788
2006-01-31  2006-02-28    -0.29%         -0.12%         01/2006  30984.51328         30111.9491
2006-02-28  2006-03-31     1.36%          0.88%         02/2006   30896.0177        30076.21583
2006-03-31  2006-04-30     6.00%          7.12%         03/2006  31316.37168        30341.27525
2006-04-30  2006-05-31   -11.53%        -10.48%         04/2006  33196.90266        32501.78094
2006-05-31  2006-06-30    -0.11%         -0.24%         05/2006  29369.46903        29096.49107
2006-06-30  2006-07-31     1.85%          1.43%         06/2006  29336.28319        29025.36378
2006-07-31  2006-08-31     3.15%          2.55%         07/2006  29878.31858        29440.93262
2006-08-31  2006-09-30     1.40%          0.83%         08/2006  30818.58407        30191.10507
2006-09-30  2006-10-31     5.98%          4.75%         09/2006  31250.00001        30442.48182
2006-10-31  2006-11-30     6.41%          7.43%         10/2006  33119.46903        31887.98293
2006-11-30  2006-12-31     4.05%          4.50%         11/2006  35243.36284        34258.36502
2006-12-31  2007-01-31     1.48%         -1.08%         12/2006    36670.354        35800.88873
2007-01-31  2007-02-28    -1.52%         -0.59%         01/2007  37212.38939        35415.39915
2007-02-28  2007-03-31     4.56%          3.98%         02/2007   36648.2301        35205.20002
2007-03-31  2007-04-30     6.41%          4.63%         03/2007  38318.58409        36607.13479
2007-04-30  2007-05-31     6.70%          4.95%         04/2007  40774.33629        38301.93602
2007-05-31  2007-06-30     1.65%          4.69%         05/2007  43506.63717        40199.01976
2007-06-30  2007-07-31     2.43%          5.28%         06/2007  44225.66372        42083.39264
2007-07-31  2007-08-31    -1.71%         -2.13%         07/2007  45298.67256        44303.84785
2007-08-31  2007-09-30     8.82%         11.04%         08/2007  44524.33629         43362.3024
2007-09-30  2007-10-31    10.98%         11.15%         09/2007  48451.32743        48150.94986
2007-10-31  2007-11-30    -6.52%         -7.09%         10/2007  53772.12388        53520.78318
2007-11-30  2007-12-31    -0.35%          0.35%         11/2007  50265.48672        49726.86787
2007-12-31  2008-01-31    -8.70%        -12.48%         12/2007  50088.49557        49901.25085
2008-01-31  2008-02-29     3.19%          7.38%         01/2008  45730.08849         43673.8733
2008-02-29  2008-03-31    -3.09%         -5.29%         02/2008  47190.26549        46897.54641
2008-03-31  2008-04-30     7.16%          8.12%         03/2008  45730.08849        44415.76252
2008-04-30  2008-05-31     0.59%          1.86%         04/2008  49004.42478        48020.26653
2008-05-31  2008-06-30   -10.26%         -9.97%         05/2008  49292.03539        48911.10737
2008-06-30  2008-07-31    -1.30%         -3.77%         06/2008  44236.72566        44032.83828
2008-07-31  2008-08-31    -5.93%         -7.99%         07/2008  43661.50443        42371.91524
2008-08-31  2008-09-30   -13.90%        -17.50%         08/2008  41073.00886        38987.53211
2008-09-30  2008-10-31   -26.34%        -27.37%         09/2008  35365.04425        32164.58346
2008-10-31  2008-11-30    -9.04%         -7.53%         10/2008  26050.88496        23361.83389
2008-11-30  2008-12-31     7.84%          7.80%         11/2008  23694.69027        21603.22571
2008-12-31  2009-01-31    -7.66%         -6.46%         12/2008  25553.09734        23288.18785
2009-01-31  2009-02-28    -6.47%         -5.64%         01/2009  23595.13275        21784.22273
2009-02-28  2009-03-31    14.44%         14.37%         02/2009  22068.58407        20555.33038
2009-03-31  2009-04-30    14.85%         16.64%         03/2009  25254.42478        23509.27602
2009-04-30  2009-05-31    17.05%         17.09%         04/2009  29004.42479        27421.45939
2009-05-31  2009-06-30    -0.85%         -1.35%         05/2009  33949.11506        32106.85072
2009-06-30  2009-07-31    11.47%         11.24%         06/2009  33661.50443        31674.35664
2009-07-31  2009-08-31     0.35%         -0.36%         07/2009   37522.1239        35236.07119
2009-08-31  2009-09-30     8.84%          9.08%         08/2009  37654.86726        35109.92688
2009-09-30  2009-10-31    -2.08%          0.12%         09/2009  40984.51328         38296.8602
2009-10-31  2009-11-30     5.98%          4.30%         10/2009  40132.74337        38344.23233
2009-11-30  2009-12-31     3.62%          3.95%         11/2009  42533.18585        39991.33055
2009-12-31  2010-01-31    -5.45%         -5.58%         12/2009  44070.79647        41570.63621
2010-01-31  2010-02-28     1.22%          0.35%         01/2010  41670.35399        39252.15628
2010-02-28  2010-03-31     8.39%          8.07%         02/2010  42179.20354         39390.3133
2010-03-31  2010-04-30     0.60%          1.21%         03/2010  45719.02654         42570.3986
2010-04-30  2010-05-31    -9.28%         -8.80%         04/2010  45995.57521        43086.13887
2010-05-31  2010-06-30     0.16%         -0.74%         05/2010  41725.66372         39296.4307
2010-06-30  2010-07-31     8.81%          8.33%         06/2010   41792.0354        39007.56331
2010-07-31  2010-08-31    -2.31%         -1.94%         07/2010  45475.66371        42255.92483
2010-08-31  2010-09-30    11.38%         11.11%         08/2010  44424.77876        41435.27509
2010-09-30  2010-10-31     3.04%          2.90%         09/2010  49480.08849        46039.95583
2010-10-31  2010-11-30    -2.23%         -2.64%         10/2010  50984.51326        47376.79589
2010-11-30  2010-12-31     8.14%          7.14%         11/2010  49845.13274        46126.15023
2010-12-31  2011-01-31    -2.59%         -2.71%         12/2010  53904.86725        49417.68963
2011-01-31  2011-02-28    -0.70%         -0.93%         01/2011  52511.06194        48076.93112
2011-02-28  2011-03-31     5.58%          5.88%         02/2011  52146.01769        47628.60177
2011-03-31  2011-04-30     3.50%          3.10%         03/2011  55055.30973        50428.86654
2011-04-30  2011-05-31    -2.76%         -2.62%         04/2011  56980.08848        51993.18073
2011-05-31  2011-06-30    -1.18%         -1.54%         05/2011  55409.29201        50629.43612
2011-06-30  2011-07-31    -0.77%         -0.44%         06/2011  54756.63715        49850.56795
2011-07-31  2011-08-31    -8.08%         -8.94%         07/2011  54336.28317        49629.16113
2011-08-31  2011-09-30   -15.13%        -14.58%         08/2011  49944.69025        45194.09196
2011-09-30  2011-10-31    12.53%         13.25%         09/2011  42389.38052        38605.04085
2011-10-31  2011-11-30    -3.46%         -6.66%         10/2011  47699.11503        43718.55662
2011-11-30  2011-12-31    -2.91%         -1.21%         11/2011  46050.88494        40804.88147
2011-12-31  2012-01-31    10.71%         11.34%         12/2011  44712.38936        40313.07288
2012-01-31  2012-02-29     5.43%          5.99%         01/2012  49502.21238        44885.64739
2012-02-29  2012-03-31    -2.59%         -3.34%         02/2012  52190.26548        47574.28607
2012-03-31  2012-04-30    -1.78%         -1.20%         03/2012  50840.70796        45986.28864
2012-04-30  2012-05-31   -10.77%        -11.21%         04/2012  49933.62832        45436.70648
2012-05-31  2012-06-30     4.97%          3.86%         05/2012  44557.52212        40341.21113
2012-06-30  2012-07-31     0.80%          1.95%         06/2012  46769.91149        41898.19616
2012-07-31  2012-08-31     0.68%         -0.33%         07/2012  47146.01769        42715.46911
2012-08-31  2012-09-30     5.59%          6.03%         08/2012  47466.81415        42573.22844
2012-09-30  2012-10-31    -0.51%         -0.61%         09/2012   50121.6814        45142.17877
                                                     10/31/2012  49867.25663         44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         4.55%      -1.50%     17.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Emerging Markets Small Cap Series vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                The Emerging Markets MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Small Cap Series     Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------------
2002-10-31  2002-11-30     7.75%          6.88%         10/2002           10000                 10000
2002-11-30  2002-12-31    -3.26%         -3.33%         11/2002      10774.8184           10688.20463
2002-12-31  2003-01-31     1.86%         -0.44%         12/2002     10423.72881           10332.68124
2003-01-31  2003-02-28    -1.14%         -2.81%         01/2003     10617.43341           10287.11002
2003-02-28  2003-03-31    -0.69%         -2.86%         02/2003     10496.36804           9998.077641
2003-03-31  2003-04-30    12.89%          8.89%         03/2003     10423.72881           9712.550745
2003-04-30  2003-05-31     7.61%          7.15%         04/2003     11767.55448           10576.25547
2003-05-31  2003-06-30     4.30%          5.67%         05/2003     12663.43826           11332.42116
2003-06-30  2003-07-31     2.11%          6.22%         06/2003     13208.23245            11974.8284
2003-07-31  2003-08-31     6.01%          6.69%         07/2003     13486.68281           12719.45993
2003-08-31  2003-09-30     3.81%          0.73%         08/2003     14297.82083           13570.61278
2003-09-30  2003-10-31     8.73%          8.51%         09/2003     14842.61502           13669.44466
2003-10-31  2003-11-30     2.03%          1.22%         10/2003     16138.01454           14832.47204
2003-11-30  2003-12-31    10.00%          7.24%         11/2003     16464.89105           15012.94766
2003-12-31  2004-01-31     3.01%          3.49%         12/2003     18111.38016            16099.9853
2004-01-31  2004-02-29     4.22%          4.59%         01/2004     18656.17435           16662.21886
2004-02-29  2004-03-31     1.68%          1.25%         02/2004     19443.09929           17426.29823
2004-03-31  2004-04-30    -5.51%         -8.19%         03/2004      19769.9758            17644.0921
2004-04-30  2004-05-31    -4.15%         -2.00%         04/2004     18680.38743           16199.38255
2004-05-31  2004-06-30     0.81%          0.43%         05/2004     17905.56902           15876.20003
2004-06-30  2004-07-31     0.74%         -1.83%         06/2004     18050.84747           15943.82184
2004-07-31  2004-08-31     3.33%          4.15%         07/2004     18184.01938           15651.96247
2004-08-31  2004-09-30     5.54%          5.77%         08/2004     18789.34626           16301.04143
2004-09-30  2004-10-31     2.56%          2.39%         09/2004     19830.50848           17241.52745
2004-10-31  2004-11-30     9.46%          9.26%         10/2004     20338.98306           17653.47774
2004-11-30  2004-12-31     5.33%          4.80%         11/2004     22263.92252            19287.7093
2004-12-31  2005-01-31     2.84%          0.25%         12/2004      23450.3632           20214.06032
2005-01-31  2005-02-28     6.33%          8.72%         01/2005     24116.22277           20265.39862
2005-02-28  2005-03-31    -6.85%         -6.61%         02/2005      25641.6465           22033.51685
2005-03-31  2005-04-30    -3.65%         -2.68%         03/2005     23886.19856           20577.38623
2005-04-30  2005-05-31     1.95%          3.48%         04/2005     23014.52786           20024.99063
2005-05-31  2005-06-30     2.53%          3.40%         05/2005     23462.46975           20722.01549
2005-06-30  2005-07-31     5.59%          6.99%         06/2005     24055.69009           21426.05132
2005-07-31  2005-08-31     0.67%          0.86%         07/2005     25399.51576           22923.68229
2005-08-31  2005-09-30     6.63%          9.31%         08/2005     25569.00729            23119.9891
2005-09-30  2005-10-31    -4.84%         -6.54%         09/2005     27263.92255           25272.80535
2005-10-31  2005-11-30     7.14%          8.27%         10/2005     25944.30996           23620.93331
2005-11-30  2005-12-31     6.58%          5.91%         11/2005     27796.61021             25574.955
2005-12-31  2006-01-31     9.73%         11.17%         12/2005     29624.69739           27086.60788
2006-01-31  2006-02-28     1.12%         -0.12%         01/2006     32506.05332            30111.9491
2006-02-28  2006-03-31     1.80%          0.88%         02/2006     32869.24945           30076.21583
2006-03-31  2006-04-30     8.21%          7.12%         03/2006     33462.46979           30341.27525
2006-04-30  2006-05-31   -10.50%        -10.48%         04/2006     36210.65382           32501.78094
2006-05-31  2006-06-30    -4.37%         -0.24%         05/2006     32409.20103           29096.49107
2006-06-30  2006-07-31     2.30%          1.43%         06/2006     30992.73612           29025.36378
2006-07-31  2006-08-31     3.51%          2.55%         07/2006     31707.02184           29440.93262
2006-08-31  2006-09-30     2.84%          0.83%         08/2006     32820.82328           30191.10507
2006-09-30  2006-10-31     7.57%          4.75%         09/2006     33753.02667           30442.48182
2006-10-31  2006-11-30     7.60%          7.43%         10/2006      36307.5061           31887.98293
2006-11-30  2006-12-31     4.62%          4.50%         11/2006     39067.79666           34258.36502
2006-12-31  2007-01-31     1.98%         -1.08%         12/2006     40871.67076           35800.88873
2007-01-31  2007-02-28     0.84%         -0.59%         01/2007     41682.80877           35415.39915
2007-02-28  2007-03-31     4.52%          3.98%         02/2007     42033.89836           35205.20002
2007-03-31  2007-04-30     7.66%          4.63%         03/2007     43934.62474           36607.13479
2007-04-30  2007-05-31     7.99%          4.95%         04/2007     47300.24218           38301.93602
2007-05-31  2007-06-30     3.01%          4.69%         05/2007     51077.48189           40199.01976
2007-06-30  2007-07-31     4.90%          5.28%         06/2007     52615.01216           42083.39264
2007-07-31  2007-08-31    -4.12%         -2.13%         07/2007     55193.70464           44303.84785
2007-08-31  2007-09-30     6.89%         11.04%         08/2007     52917.67557            43362.3024
2007-09-30  2007-10-31     7.58%         11.15%         09/2007     56561.74337           48150.94986
2007-10-31  2007-11-30    -7.98%         -7.09%         10/2007     60847.45766           53520.78318
2007-11-30  2007-12-31     1.17%          0.35%         11/2007     55992.73611           49726.86787
2007-12-31  2008-01-31   -11.99%        -12.48%         12/2007     56646.48913           49901.25085
2008-01-31  2008-02-29     2.89%          7.38%         01/2008     49854.72158            43673.8733
2008-02-29  2008-03-31    -4.65%         -5.29%         02/2008     51295.39954           46897.54641
2008-03-31  2008-04-30     6.09%          8.12%         03/2008     48910.41166           44415.76252
2008-04-30  2008-05-31    -0.56%          1.86%         04/2008     51888.61989           48020.26653
2008-05-31  2008-06-30   -11.52%         -9.97%         05/2008     51598.06299           48911.10737
2008-06-30  2008-07-31    -1.51%         -3.77%         06/2008     45653.75305           44032.83828
2008-07-31  2008-08-31    -6.03%         -7.99%         07/2008     44963.68042           42371.91524
2008-08-31  2008-09-30   -17.99%        -17.50%         08/2008     42251.81602           38987.53211
2008-09-30  2008-10-31   -30.29%        -27.37%         09/2008     34648.91044           32164.58346
2008-10-31  2008-11-30    -6.07%         -7.53%         10/2008     24152.54239           23361.83389
2008-11-30  2008-12-31    14.19%          7.80%         11/2008     22687.65135           21603.22571
2008-12-31  2009-01-31    -7.62%         -6.46%         12/2008     25907.99034           23288.18785
2009-01-31  2009-02-28    -6.12%         -5.64%         01/2009     23934.62471           21784.22273
2009-02-28  2009-03-31    13.79%         14.37%         02/2009     22469.73367           20555.33038
2009-03-31  2009-04-30    20.27%         16.64%         03/2009     25569.00729           23509.27602
2009-04-30  2009-05-31    22.72%         17.09%         04/2009     30750.60535           27421.45939
2009-05-31  2009-06-30    -0.48%         -1.35%         05/2009     37736.07752           32106.85072
2009-06-30  2009-07-31    12.80%         11.24%         06/2009     37554.47945           31674.35664
2009-07-31  2009-08-31     1.20%         -0.36%         07/2009     42360.77484           35236.07119
2009-08-31  2009-09-30     8.36%          9.08%         08/2009     42869.24942           35109.92688
2009-09-30  2009-10-31    -0.08%          0.12%         09/2009     46452.78453            38296.8602
2009-10-31  2009-11-30     5.95%          4.30%         10/2009     46416.46491           38344.23233
2009-11-30  2009-12-31     5.51%          3.95%         11/2009     49176.75547           39991.33055
2009-12-31  2010-01-31    -4.39%         -5.58%         12/2009     51888.61987           41570.63621
2010-01-31  2010-02-28     1.73%          0.35%         01/2010     49612.59082           39252.15628
2010-02-28  2010-03-31     8.56%          8.07%         02/2010     50472.15499            39390.3133
2010-03-31  2010-04-30     1.66%          1.21%         03/2010      54794.1889            42570.3986
2010-04-30  2010-05-31   -10.02%         -8.80%         04/2010     55702.17921           43086.13887
2010-05-31  2010-06-30     2.68%         -0.74%         05/2010     50121.06542            39296.4307
2010-06-30  2010-07-31     9.22%          8.33%         06/2010     51464.89108           39007.56331
2010-07-31  2010-08-31     0.50%         -1.94%         07/2010     56210.65379           42255.92483
2010-08-31  2010-09-30    12.17%         11.11%         08/2010     56489.10416           41435.27509
2010-09-30  2010-10-31     3.99%          2.90%         09/2010     63365.61748           46039.95583
2010-10-31  2010-11-30    -2.66%         -2.64%         10/2010     65895.88383           47376.79589
2010-11-30  2010-12-31     5.76%          7.14%         11/2010     64140.43588           46126.15023
2010-12-31  2011-01-31    -4.19%         -2.71%         12/2010     67832.92984           49417.68963
2011-01-31  2011-02-28    -2.91%         -0.93%         01/2011     64987.89351           48076.93112
2011-02-28  2011-03-31     5.58%          5.88%         02/2011     63099.27365           47628.60177
2011-03-31  2011-04-30     5.29%          3.10%         03/2011     66622.27608           50428.86654
2011-04-30  2011-05-31    -2.23%         -2.62%         04/2011      70145.2785           51993.18073
2011-05-31  2011-06-30    -0.02%         -1.54%         05/2011     68583.53516           50629.43612
2011-06-30  2011-07-31     1.15%         -0.44%         06/2011     68571.42864           49850.56795
2011-07-31  2011-08-31    -9.46%         -8.94%         07/2011     69358.35356           49629.16113
2011-08-31  2011-09-30   -17.76%        -14.58%         08/2011     62796.61021           45194.09196
2011-09-30  2011-10-31    11.09%         13.25%         09/2011     51646.48915           38605.04085
2011-10-31  2011-11-30    -4.83%         -6.66%         10/2011     57372.88142           43718.55662
2011-11-30  2011-12-31    -2.66%         -1.21%         11/2011      54600.4843           40804.88147
2011-12-31  2012-01-31    11.32%         11.34%         12/2011     53147.69979           40313.07288
2012-01-31  2012-02-29     8.21%          5.99%         01/2012     59164.64895           44885.64739
2012-02-29  2012-03-31    -2.53%         -3.34%         02/2012      64019.3705           47574.28607
2012-03-31  2012-04-30    -2.39%         -1.20%         03/2012     62397.09445           45986.28864
2012-04-30  2012-05-31    -9.10%        -11.21%         04/2012     60907.99034           45436.70648
2012-05-31  2012-06-30     3.83%          3.86%         05/2012     55363.19615           40341.21113
2012-06-30  2012-07-31    -1.18%          1.95%         06/2012      57481.8402           41898.19616
2012-07-31  2012-08-31     2.62%         -0.33%         07/2012      56803.8741           42715.46911
2012-08-31  2012-09-30     5.86%          6.03%         08/2012     58292.97822           42573.22844
2012-09-30  2012-10-31    -0.33%         -0.61%         09/2012      61707.0218           45142.17877
                                                     10/31/2012     61501.21066            44868.1269

                         One Year1 Five Years Ten Years
                         --------- ---------- ---------
                          7.19%       0.21%     19.92%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

              Total Return for 12 Months Ended October 31, 2012
              -------------------------------------------------
      Russell 3000(R) Index....................................... 14.75%
      Russell Microcap(R) Index (micro cap stocks)................ 16.49%
      Russell 2000(R) Index (small cap stocks).................... 12.08%
      Russell 1000(R) Index (large cap stocks).................... 14.97%
      Dow Jones US Select REIT Index.............................. 14.09%

The value premium was positive across both large cap and small cap stocks.

              Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
      Russell 2000(R) Value Index (small cap value stocks)........ 14.47%
      Russell 2000(R) Growth Index (small cap growth stocks)......  9.70%
      Russell 1000(R) Value Index (large cap value stocks)........ 16.89%
      Russell 1000(R) Growth Index (large cap growth stocks)...... 13.02%
--------
Sources: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 18.31% for the Series and 16.89% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Series' exclusion of REITs and highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

 International Equity Market Review          12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                                    U.S. Dollar
                                                                      Return
                                                                    -----------
MSCI World ex USA Index............................................    4.40%
MSCI World ex USA Small Cap Index..................................    4.86%
MSCI World ex USA Value Index......................................    4.74%
MSCI World ex USA Growth Index.....................................    3.99%
--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                            Local
                                                           Currency U.S. Dollar
Ten Largest Foreign Developed Markets by Market Cap         Return    Return
---------------------------------------------------        -------- -----------
United Kingdom............................................   8.61%      8.41%
Japan.....................................................  -0.86%     -3.28%
Canada....................................................   3.34%      2.69%
France....................................................  10.04%      2.23%
Australia.................................................  10.20%      7.71%
Switzerland...............................................  17.41%      9.79%
Germany...................................................  18.18%      9.79%

                        12 Months Ended October 31, 2012
                        --------------------------------

                                                           Local
                                                          Currency U.S. Dollar
  Ten Largest Foreign Developed Markets by Market Cap      Return    Return
  ---------------------------------------------------     -------- -----------
  Spain..................................................  -6.40%    -13.04%
  Sweden.................................................   9.26%      6.47%
  Hong Kong..............................................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------

                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%
--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                        12 Months Ended October 31, 2012
                        --------------------------------

                                                           Local
                                                          Currency U.S. Dollar
  Ten Largest Emerging Markets by Market Cap               Return    Return
  ------------------------------------------              -------- -----------
  China..................................................   7.71%      7.92%
  South Korea............................................   1.71%      3.35%
  Brazil.................................................   4.65%    -12.68%
  Taiwan.................................................  -1.78%      0.59%
  South Africa...........................................  17.70%      6.84%
  India..................................................   5.24%     -4.73%
  Russia.................................................  -1.42%     -4.50%
  Mexico.................................................  16.32%     17.03%
  Malaysia...............................................  11.39%     12.19%
  Indonesia..............................................  12.64%      3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2012, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2012, total returns were 3.17% for the Series and 4.40% for the MSCI World ex USA Index (net dividends). The Series focuses on international large-cap value stocks,as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Series has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Japanese Small Company Series

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,400 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 0.54% for the Series and -1.01% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market rather than the behavior of a limited number of stocks. The Series' outperformance was primarily attributable to its holdings of companies with a market capitalization below $500 million. These stocks are generally considered too small to be included in the Index and outperformed other stocks, contributing to the Series' relative performance. The Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,000 securities across the eligible countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 7.48% for the Series and 4.01% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In particular, the Index held a number of larger Australian companies at higher weights than the Series and these stocks underperformed, benefitting the Series' relative performance. The

Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 360 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 23.41% for the Series and 20.73% for the MSCI UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series generally excluded stocks not listed on the London Stock Exchange whereas the Index held a number of stocks listed on other exchanges. The stocks that were excluded by the Series significantly underperformed, contributed to the Series' relative performance. In addition, the Series held a number of stocks that were considered to be too large for the Index. These larger names outperformed, which had a positive impact on relative performance. The Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Continental Small Company Series

   The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,400 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 2.29% for the Series and 3.75% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Series defines the small cap universe differently than the Index. For the one-year period, this led to differences in country weights as well as holdings within certain countries. In particular, the Series had a lower allocation to Norway, one of the best performing countries, which detracted from relative performance. Differences in the Series' definition of the small cap universe also resulted in the exclusion or lower weighting of larger securities in Norway, Germany and Sweden, which also outperformed, and detracted from the Series' relative performance. For the period, differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 420 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were -2.51% for the Series and -1.67% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market. The Series held smaller securities than the Index, which had a negative impact on relative performance as larger companies in Canada outperformed. The Series' exclusion of REITs also detracted significantly from relative performance as Canadian REITs outperformed.

The Emerging Markets Series

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 970 securities across 20 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 4.55% for the Series and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Series and the Index were the primary reason for the Series' outperformance relative to the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 2,900 securities across 16 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 7.19% for the Series and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds mid-cap and large cap stocks. Emerging markets small cap stocks outperformed larger companies over the period. The Series' significantly greater exposure than the Index to small cap stocks contributed to the relative outperformance. In addition, differences in country weights between the Series and the Index also contributed to the Series' relative outperformance. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index also contributed to outperformance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

  EXPENSE TABLES

                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/12  10/31/12    Ratio*   Period*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES....
  Actual Fund Return................. $1,000.00 $1,068.50    0.12%    $0.62
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.53    0.12%    $0.61

  THE DFA INTERNATIONAL VALUE SERIES.
  Actual Fund Return................. $1,000.00 $1,020.68    0.24%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.93    0.24%    $1.22

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return..................... $1,000.00 $  926.58    0.15%    $0.73
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.38    0.15%    $0.76

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return..................... $1,000.00 $1,006.40    0.16%    $0.81
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.33    0.16%    $0.81

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return..................... $1,000.00 $1,073.28    0.13%    $0.68
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.48    0.13%    $0.66

The Continental Small Company Series
------------------------------------
Actual Fund Return..................... $1,000.00 $  999.29    0.16%    $0.80
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.33    0.16%    $0.81

The Canadian Small Company Series
---------------------------------
Actual Fund Return..................... $1,000.00 $  974.87    0.15%    $0.74
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.38    0.15%    $0.76

The Emerging Markets Series
---------------------------
Actual Fund Return..................... $1,000.00 $  998.66    0.20%    $1.00
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.13    0.20%    $1.02

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return..................... $1,000.00 $1,009.75    0.39%    $1.97
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.18    0.39%    $1.98

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
                       Consumer Discretionary.....  17.4%
                       Consumer Staples...........   8.3%
                       Energy.....................  19.2%
                       Financials.................  19.6%
                       Health Care................   9.3%
                       Industrials................  13.7%
                       Information Technology.....   3.2%
                       Materials..................   2.8%
                       Telecommunication Services.   6.3%
                       Utilities..................   0.2%
                                                   -----
                                                   100.0%

                       The DFA International Value Series
                       Consumer Discretionary.....  10.8%
                       Consumer Staples...........   5.5%
                       Energy.....................  14.5%
                       Financials.................  30.7%
                       Health Care................   1.5%
                       Industrials................  10.0%
                       Information Technology.....   2.9%
                       Materials..................  13.0%
                       Telecommunication Services.   7.9%
                       Utilities..................   3.2%
                                                   -----
                                                   100.0%

                       The Japanese Small Company Series
                       Consumer Discretionary.....  22.5%
                       Consumer Staples...........  10.1%
                       Energy.....................   0.9%
                       Financials.................  12.2%
                       Health Care................   5.3%
                       Industrials................  26.3%
                       Information Technology.....  10.9%
                       Materials..................  11.0%
                       Telecommunication Services.   0.3%
                       Utilities..................   0.5%
                                                   -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       The Asia Pacific Small Company Series
                       Consumer Discretionary.......  24.0%
                       Consumer Staples.............   4.6%
                       Energy.......................   7.1%
                       Financials...................  11.7%
                       Health Care..................   5.6%
                       Industrials..................  21.3%
                       Information Technology.......   4.5%
                       Materials....................  15.2%
                       Other........................    --
                       Telecommunication Services...   2.5%
                       Utilities....................   3.5%
                                                      -----
                                                     100.0%

                       The United Kingdom Small Company Series
                       Consumer Discretionary........  25.0%
                       Consumer Staples..............   4.0%
                       Energy........................   5.0%
                       Financials....................  14.4%
                       Health Care...................   2.1%
                       Industrials...................  28.4%
                       Information Technology........   9.1%
                       Materials.....................   7.4%
                       Telecommunication Services....   2.2%
                       Utilities.....................   2.4%
                                                       -----
                                                      100.0%

                     The Continental Small Company Series
                     Consumer Discretionary........  13.3%
                     Consumer Staples..............   7.4%
                     Energy........................   4.5%
                     Financials....................  18.7%
                     Health Care...................   9.5%
                     Industrials...................  23.9%
                     Information Technology........  10.1%
                     Materials.....................   8.9%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   1.6%
                     Utilities.....................   2.1%
                                                    -----
                                                    100.0%

                       The Canadian Small Company Series
                       Consumer Discretionary.....  11.2%
                       Consumer Staples...........   3.4%
                       Energy.....................  25.3%
                       Financials.................   7.8%
                       Health Care................   2.0%
                       Industrials................  11.9%
                       Information Technology.....   5.2%
                       Materials..................  28.4%
                       Telecommunication Services.   0.5%
                       Utilities..................   4.3%
                                                   -----
                                                   100.0%

                          The Emerging Markets Series
                       Consumer Discretionary.....   8.3%
                       Consumer Staples...........   9.7%
                       Energy.....................  12.4%
                       Financials.................  23.9%
                       Health Care................   1.3%
                       Industrials................   7.4%
                       Information Technology.....  13.5%
                       Materials..................  12.4%
                       Other......................    --
                       Telecommunication Services.   7.8%
                       Utilities..................   3.3%
                                                   -----
                                                   100.0%

                     The Emerging Markets Small Cap Series
                     Consumer Discretionary........  18.4%
                     Consumer Staples..............  10.1%
                     Energy........................   2.1%
                     Financials....................  16.9%
                     Health Care...................   6.1%
                     Industrials...................  17.2%
                     Information Technology........  11.3%
                     Materials.....................  14.0%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   0.9%
                     Utilities.....................   3.0%
                                                    -----
                                                    100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (16.4%)
   #Carnival Corp....................  2,385,423 $   90,359,823       0.9%
    CBS Corp. Class B................  2,414,307     78,223,547       0.7%
    Comcast Corp. Class A............ 10,008,890    375,433,464       3.5%
    Comcast Corp. Special Class A....  3,843,964    140,074,048       1.3%
   #News Corp. Class A...............  8,332,375    199,310,410       1.9%
    News Corp. Class B...............  3,247,295     79,104,106       0.8%
    Time Warner Cable, Inc...........  1,921,256    190,415,682       1.8%
    Time Warner, Inc.................  4,810,759    209,027,479       2.0%
    Other Securities.................               477,830,442       4.5%
                                                 --------------      ----
Total Consumer Discretionary.........             1,839,779,001      17.4%
                                                 --------------      ----
Consumer Staples -- (7.9%)
    Archer-Daniels-Midland Co........  3,155,848     84,702,960       0.8%
    CVS Caremark Corp................  5,746,668    266,645,395       2.5%
   *Kraft Foods Group, Inc...........  2,376,283    108,073,351       1.0%
    Mondelez International, Inc.
      Class A........................  7,128,852    189,199,732       1.8%
    Other Securities.................               231,906,652       2.2%
                                                 --------------      ----
Total Consumer Staples...............               880,528,090       8.3%
                                                 --------------      ----
Energy -- (18.1%)
    Anadarko Petroleum Corp..........  2,441,476    167,997,964       1.6%
   #Apache Corp......................  1,208,836    100,031,179       0.9%
   #Chesapeake Energy Corp...........  3,251,150     65,868,299       0.6%
    Chevron Corp.....................  2,876,061    316,970,683       3.0%
    ConocoPhillips...................  5,374,243    310,899,958       2.9%
    Devon Energy Corp................  1,094,855     63,731,510       0.6%
    Hess Corp........................  1,567,373     81,910,913       0.8%
    Marathon Oil Corp................  3,446,808    103,611,048       1.0%
    Marathon Petroleum Corp..........  1,791,952     98,431,923       0.9%
    National Oilwell Varco, Inc......  1,661,481    122,451,150       1.1%
    Phillips 66......................  2,855,170    134,649,817       1.3%
   #Pioneer Natural Resources Co.....    517,832     54,708,951       0.5%
    Valero Energy Corp...............  2,806,975     81,682,972       0.8%
   Other Securities..................               324,968,319       3.1%
                                                 --------------      ----
Total Energy.........................             2,027,914,686      19.1%
                                                 --------------      ----
Financials -- (18.5%)
    Allstate Corp. (The).............  1,330,135     53,178,797       0.5%
    Bank of America Corp............. 29,573,320    275,623,342       2.6%
    Citigroup, Inc...................  9,338,881    349,180,761       3.3%
    CME Group, Inc...................  1,599,345     89,451,366       0.8%
   #Goldman Sachs Group, Inc. (The)..    786,395     96,246,884       0.9%
    JPMorgan Chase & Co..............  2,316,928     96,569,559       0.9%
    Loews Corp.......................  2,050,343     86,688,502       0.8%
    MetLife, Inc.....................  4,759,859    168,927,396       1.6%
    Morgan Stanley...................  3,953,534     68,712,421       0.7%
    Prudential Financial, Inc........  2,267,142    129,340,451       1.2%
    SunTrust Banks, Inc..............  2,564,707     69,760,030       0.7%
    Other Securities.................               590,403,703       5.6%
                                                 --------------      ----
Total Financials.....................             2,074,083,212      19.6%
                                                 --------------      ----
Health Care -- (8.8%)
    Aetna, Inc.......................  1,693,713     74,015,258       0.7%
    Humana, Inc......................    698,778     51,898,242       0.5%
    Pfizer, Inc...................... 17,815,204    443,064,123       4.2%
    Thermo Fisher Scientific, Inc....  1,932,026    117,969,508       1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                  Percentage
                                      Shares        Value+      of Net Assets**
                                    ----------- --------------- ---------------
Health Care -- (Continued)
   #WellPoint, Inc.................   1,824,634 $   111,813,572        1.1%
    Other Securities...............                 185,837,706        1.7%
                                                ---------------      -----
Total Health Care..................                 984,598,409        9.3%
                                                ---------------      -----
Industrials -- (12.9%)
    CSX Corp.......................   5,517,066     112,934,341        1.1%
    General Electric Co............  21,445,555     451,643,388        4.2%
    Norfolk Southern Corp..........   1,681,939     103,186,958        1.0%
    Northrop Grumman Corp..........   1,364,645      93,737,465        0.9%
    Union Pacific Corp.............   2,314,080     284,701,262        2.7%
    Other Securities...............                 401,626,053        3.8%
                                                ---------------      -----
Total Industrials..................               1,447,829,467       13.7%
                                                ---------------      -----
Information Technology -- (3.1%)
    Other Securities...............                 342,245,409        3.2%
                                                ---------------      -----
Materials -- (2.7%)
    International Paper Co.........   2,299,481      82,390,404        0.8%
    Other Securities...............                 214,315,526        2.0%
                                                ---------------      -----
Total Materials....................                 296,705,930        2.8%
                                                ---------------      -----
Telecommunication Services --
  (6.0%)
    AT&T, Inc......................  13,051,618     451,455,467        4.3%
    CenturyLink, Inc...............   2,353,137      90,313,398        0.9%
   *Sprint Nextel Corp.............  13,961,200      77,345,048        0.7%
    Other Securities...............                  46,089,533        0.4%
                                                ---------------      -----
Total Telecommunication Services...                 665,203,446        6.3%
                                                ---------------      -----
Utilities -- (0.2%)
    Other Securities...............                  21,403,569        0.2%
                                                ---------------      -----
TOTAL COMMON STOCKS................              10,580,291,219       99.9%
                                                ---------------      -----
TEMPORARY CASH INVESTMENTS --
  (0.1%)
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Shares.........   8,414,357       8,414,357        0.1%
                                                ---------------      -----

                                      Shares/
                                       Face
                                      Amount
                                       (000)
                                    -----------
SECURITIES LENDING COLLATERAL --
  (5.3%)
(S)@DFA Short Term Investment Fund.  51,528,378     596,183,329        5.6%
  @Repurchase Agreement, JPMorgan
   Securities LLC 0.30%, 11/01/12
   (Collateralized by $1,620,729
   FNMA, rates ranging from
   2.500% to 5.500%, maturities
   ranging from 10/01/22 to
   07/01/42, valued at
   $1,625,607) to be repurchased
   at $1,573,497................... $     1,573       1,573,484        0.0%
                                                ---------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 597,756,813        5.6%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,371,764,356)...........             $11,186,462,389      105.6%
                                                ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,839,779,001           --   --    $ 1,839,779,001
   Consumer Staples...........     880,528,090           --   --        880,528,090
   Energy.....................   2,027,914,686           --   --      2,027,914,686
   Financials.................   2,074,083,212           --   --      2,074,083,212
   Health Care................     984,598,409           --   --        984,598,409
   Industrials................   1,447,829,467           --   --      1,447,829,467
   Information Technology.....     342,245,409           --   --        342,245,409
   Materials..................     296,705,930           --   --        296,705,930
   Telecommunication Services.     665,203,446           --   --        665,203,446
   Utilities..................      21,403,569           --   --         21,403,569
Temporary Cash Investments....       8,414,357           --   --          8,414,357
Securities Lending Collateral.              -- $597,756,813   --        597,756,813
                               --------------- ------------   --    ---------------
TOTAL......................... $10,588,705,576 $597,756,813   --    $11,186,462,389
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (91.9%)
 AUSTRALIA -- (4.6%)
    #National Australia Bank, Ltd....... 1,435,379 $ 38,360,336       0.5%
    #Wesfarmers, Ltd.................... 2,578,622   92,958,107       1.3%
     Other Securities...................            227,956,736       3.2%
                                                   ------------      ----
 TOTAL AUSTRALIA........................            359,275,179       5.0%
                                                   ------------      ----
 AUSTRIA -- (0.3%)
     Other Securities...................             20,298,622       0.3%
                                                   ------------      ----
 BELGIUM -- (0.9%)
     Other Securities...................             68,961,678       0.9%
                                                   ------------      ----
 CANADA -- (11.6%)
     Canadian Natural Resources, Ltd.... 1,668,484   50,284,224       0.7%
     Goldcorp, Inc...................... 1,677,120   75,816,739       1.0%
    #Manulife Financial Corp............ 4,587,163   56,676,437       0.8%
     Nexen, Inc......................... 1,739,936   41,549,410       0.6%
    #Sun Life Financial, Inc............ 1,565,269   38,820,238       0.5%
     Suncor Energy, Inc................. 3,696,270  124,054,038       1.7%
    #Teck Resources, Ltd. Class B....... 1,483,730   47,093,107       0.7%
    #Thomson Reuters Corp............... 1,832,184   51,585,496       0.7%
     Other Securities...................            422,824,032       5.8%
                                                   ------------      ----
 TOTAL CANADA...........................            908,703,721      12.5%
                                                   ------------      ----
 DENMARK -- (1.3%)
     Other Securities...................             98,590,467       1.4%
                                                   ------------      ----
 FINLAND -- (0.6%)
     Other Securities...................             46,534,314       0.6%
                                                   ------------      ----
 FRANCE -- (8.6%)
     AXA SA............................. 3,557,776   56,706,072       0.8%
     BNP Paribas SA..................... 1,230,991   62,480,990       0.9%
     Cie de Saint-Gobain SA............. 1,039,077   36,601,589       0.5%
     France Telecom SA.................. 3,875,091   43,313,653       0.6%
    #GDF Suez SA........................ 3,247,974   74,548,265       1.0%
    *Societe Generale SA................ 1,558,512   49,703,998       0.7%
     Vivendi SA......................... 3,686,124   75,533,481       1.0%
     Other Securities...................            269,050,897       3.7%
                                                   ------------      ----
 TOTAL FRANCE...........................            667,938,945       9.2%
                                                   ------------      ----
 GERMANY -- (7.6%)
     Bayerische Motoren Werke AG........   656,221   52,461,937       0.7%
     Daimler AG......................... 2,088,586   97,838,982       1.4%
    #Deutsche Bank AG................... 1,325,896   60,395,696       0.8%
     E.ON AG............................ 3,592,972   81,793,916       1.1%
     Munchener
       Rueckversicherungs-Gesellschaft
       AG...............................   395,244   63,595,851       0.9%
     Other Securities...................            239,505,610       3.3%
                                                   ------------      ----
 TOTAL GERMANY..........................            595,591,992       8.2%
                                                   ------------      ----
 GREECE -- (0.0%)
     Other Securities...................              3,296,253       0.0%
                                                   ------------      ----
 HONG KONG -- (1.9%)
    #Hutchison Whampoa, Ltd............. 5,618,000   55,108,769       0.8%
     Other Securities...................             93,863,530       1.3%
                                                   ------------      ----
 TOTAL HONG KONG........................            148,972,299       2.1%
                                                   ------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                  ---------- -------------- ---------------
IRELAND -- (0.2%)
    Other Securities.............................            $   15,849,047       0.2%
                                                             --------------      ----
ISRAEL -- (0.6%)
    Other Securities.............................                45,815,345       0.6%
                                                             --------------      ----
ITALY -- (1.3%)
    Other Securities.............................                99,757,627       1.4%
                                                             --------------      ----
JAPAN -- (16.2%)
    Mitsubishi Corp..............................  2,732,000     48,774,242       0.7%
    Mitsubishi UFJ Financial Group, Inc.......... 18,834,406     85,206,251       1.2%
    Mitsui & Co., Ltd............................  2,990,300     42,148,944       0.6%
    Sumitomo Corp................................  3,241,900     44,196,159       0.6%
   #Toyota Motor Corp. Sponsored ADR.............    614,188     47,581,144       0.6%
    Other Securities.............................               997,496,602      13.8%
                                                             --------------      ----
TOTAL JAPAN......................................             1,265,403,342      17.5%
                                                             --------------      ----
NETHERLANDS -- (2.7%)
    ArcelorMittal NV.............................  2,446,831     36,174,996       0.5%
   *ING Groep NV.................................  4,933,987     43,903,032       0.6%
    Koninklijke Philips Electronics NV...........  2,042,653     51,160,127       0.7%
    Other Securities.............................                83,798,551       1.2%
                                                             --------------      ----
TOTAL NETHERLANDS................................               215,036,706       3.0%
                                                             --------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities.............................                 6,231,896       0.1%
                                                             --------------      ----
NORWAY -- (1.2%)
    Other Securities.............................                92,125,902       1.3%
                                                             --------------      ----
PORTUGAL -- (0.1%)
    Other Securities.............................                 8,279,896       0.1%
                                                             --------------      ----
SINGAPORE -- (1.0%)
    Other Securities.............................                81,099,619       1.1%
                                                             --------------      ----
SPAIN -- (1.9%)
    Banco Santander SA...........................  7,903,716     59,508,435       0.8%
    Other Securities.............................                85,860,300       1.2%
                                                             --------------      ----
TOTAL SPAIN......................................               145,368,735       2.0%
                                                             --------------      ----
SWEDEN -- (2.9%)
    Nordea Bank AB...............................  5,366,449     48,779,174       0.7%
    Telefonaktiebolaget LM Ericsson AB Series B..  4,713,081     41,753,549       0.6%
    Other Securities.............................               132,823,836       1.8%
                                                             --------------      ----
TOTAL SWEDEN.....................................               223,356,559       3.1%
                                                             --------------      ----
SWITZERLAND -- (5.7%)
    Holcim, Ltd..................................    887,877     60,594,265       0.8%
    Swiss Re, Ltd................................  1,108,107     76,678,078       1.1%
    UBS AG.......................................  3,833,535     57,516,804       0.8%
    Zurich Insurance Group AG....................    221,361     54,569,851       0.8%
    Other Securities.............................               196,610,103       2.7%
                                                             --------------      ----
TOTAL SWITZERLAND................................               445,969,101       6.2%
                                                             --------------      ----
UNITED KINGDOM -- (20.6%)
    Aviva P.L.C..................................  8,175,916     43,785,601       0.6%
    Barclays P.L.C............................... 11,591,752     42,863,545       0.6%
   #Barclays P.L.C. Sponsored ADR................  4,327,157     64,041,924       0.9%
    BP P.L.C. Sponsored ADR......................  5,338,016    228,947,506       3.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                        Percentage
                                                                             Shares       Value++     of Net Assets**
                                                                           ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   #HSBC Holdings P.L.C. Sponsored ADR....................................   1,453,812 $   71,760,160        1.0%
   Kingfisher P.L.C.......................................................  10,285,817     48,158,694        0.7%
   *Lloyds Banking Group P.L.C............................................  76,981,994     50,693,260        0.7%
   Old Mutual P.L.C.......................................................  13,164,620     36,643,450        0.5%
   Royal Dutch Shell P.L.C. ADR...........................................   3,323,210    234,718,322        3.2%
   Vodafone Group P.L.C...................................................  34,976,333     94,983,682        1.3%
   Vodafone Group P.L.C. Sponsored ADR....................................   8,116,661    220,935,512        3.1%
   Xstrata P.L.C..........................................................   5,211,952     82,565,149        1.1%
   Other Securities.......................................................                385,708,778        5.3%
                                                                                       --------------      -----
TOTAL UNITED KINGDOM......................................................              1,605,805,583       22.2%
                                                                                       --------------      -----
TOTAL COMMON STOCKS.......................................................              7,168,262,828       99.0%
                                                                                       --------------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities.......................................................                 22,268,022        0.3%
                                                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities.......................................................                          3        0.0%
                                                                                       --------------      -----

                                                                             Shares/
                                                                              Face
                                                                             Amount
                                                                              (000)       Value+
                                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@DFA Short Term Investment Fund........................................  52,722,558    610,000,000        8.5%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued
     at $1,715,506) to be repurchased at $1,681,885....................... $     1,682      1,681,868        0.0%
                                                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                611,681,868        8.5%
                                                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,402,475,403)..................................................             $7,802,212,721      107.8%
                                                                                       ==============      =====

The DFA International Value Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    3,692,761 $  355,582,418   --    $  359,275,179
   Austria....................             --     20,298,622   --        20,298,622
   Belgium....................      2,022,896     66,938,782   --        68,961,678
   Canada.....................    908,703,721             --   --       908,703,721
   Denmark....................             --     98,590,467   --        98,590,467
   Finland....................      1,292,010     45,242,304   --        46,534,314
   France.....................     16,823,856    651,115,089   --       667,938,945
   Germany....................     90,012,205    505,579,787   --       595,591,992
   Greece.....................             --      3,296,253   --         3,296,253
   Hong Kong..................             --    148,972,299   --       148,972,299
   Ireland....................      4,846,911     11,002,136   --        15,849,047
   Israel.....................      5,360,734     40,454,611   --        45,815,345
   Italy......................     17,226,655     82,530,972   --        99,757,627
   Japan......................     97,266,465  1,168,136,877   --     1,265,403,342
   Netherlands................     14,913,357    200,123,349   --       215,036,706
   New Zealand................             --      6,231,896   --         6,231,896
   Norway.....................        258,768     91,867,134   --        92,125,902
   Portugal...................             --      8,279,896   --         8,279,896
   Singapore..................             --     81,099,619   --        81,099,619
   Spain......................     10,329,758    135,038,977   --       145,368,735
   Sweden.....................      8,464,720    214,891,839   --       223,356,559
   Switzerland................     50,178,730    395,790,371   --       445,969,101
   United Kingdom.............    875,824,552    729,981,031   --     1,605,805,583
Preferred Stocks Germany......             --     22,268,022   --        22,268,022
Rights/Warrants Spain.........             --              3   --                 3
Securities Lending Collateral.             --    611,681,868   --       611,681,868
                               -------------- --------------   --    --------------
TOTAL......................... $2,107,218,099 $5,694,994,622   --    $7,802,212,721
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                        --------- ------------ ---------------
  COMMON STOCKS -- (88.0%)
  Consumer Discretionary -- (19.8%)
      Aoyama Trading Co., Ltd..........   295,800 $  5,845,699       0.3%
     *Haseko Corp...................... 6,870,500    4,385,674       0.3%
     #Nifco, Inc.......................   228,400    5,190,359       0.3%
      Onward Holdings Co., Ltd.........   626,000    4,635,222       0.3%
      Ryohin Keikaku Co., Ltd..........   104,000    6,887,238       0.4%
      Shimachu Co., Ltd................   227,000    5,015,422       0.3%
      Toyobo Co., Ltd.................. 4,184,000    4,611,041       0.3%
      Other Securities.................            339,597,220      20.1%
                                                  ------------      ----
  Total Consumer Discretionary.........            376,167,875      22.3%
                                                  ------------      ----
  Consumer Staples -- (8.9%)
     #Nichirei Corp.................... 1,248,000    6,884,055       0.4%
      Sapporo Holdings, Ltd............ 1,621,000    4,526,839       0.3%
      Takara Holdings, Inc.............   834,500    6,250,961       0.4%
     *Tsuruha Holdings, Inc............    73,200    5,548,589       0.3%
      Other Securities.................            145,425,057       8.6%
                                                  ------------      ----
  Total Consumer Staples...............            168,635,501      10.0%
                                                  ------------      ----
  Energy -- (0.8%)
      Other Securities.................             15,478,147       0.9%
                                                  ------------      ----
  Financials -- (10.7%)
      Daishi Bank, Ltd. (The).......... 1,494,000    4,936,839       0.3%
      Higo Bank, Ltd. (The)............   818,000    4,827,321       0.3%
      Hokkoku Bank, Ltd. (The)......... 1,190,000    4,296,076       0.2%
      Hyakugo Bank, Ltd. (The)......... 1,116,609    4,886,171       0.3%
      Hyakujishi Bank, Ltd. (The)...... 1,097,000    4,300,766       0.2%
      Juroku Bank, Ltd................. 1,473,000    4,779,955       0.3%
      Kiyo Holdings, Inc............... 3,313,900    4,529,074       0.3%
      Musashino Bank, Ltd..............   152,300    4,362,228       0.2%
      Ogaki Kyoritsu Bank, Ltd. (The).. 1,410,000    4,963,527       0.3%
      San-in Godo Bank, Ltd. (The).....   791,000    5,471,237       0.3%
     *Tokyo Tatemono Co., Ltd.......... 1,893,000    7,791,021       0.5%
      Other Securities.................            147,759,131       8.8%
                                                  ------------      ----
  Total Financials.....................            202,903,346      12.0%
                                                  ------------      ----
  Health Care -- (4.7%)
      Kaken Pharmaceutical Co., Ltd....   364,000    5,637,927       0.3%
      KYORIN Holdings, Inc.............   214,000    4,524,370       0.3%
      Nihon Kohden Corp................   173,900    6,468,886       0.4%
      Rohto Pharmaceutical Co., Ltd....   424,000    5,843,559       0.3%
     #Sawai Pharmaceutical Co., Ltd....    40,300    4,451,796       0.3%
      Ship Healthcare Holdings, Inc....   155,600    5,188,557       0.3%
      Toho Holdings Co., Ltd...........   217,800    4,452,305       0.3%
      Other Securities.................             51,968,098       3.1%
                                                  ------------      ----
  Total Health Care....................             88,535,498       5.3%
                                                  ------------      ----
  Industrials -- (23.2%)
     #Fujikura, Ltd.................... 1,656,000    4,607,975       0.3%
      Glory, Ltd.......................   246,600    5,985,033       0.3%
      Hitachi Zosen Corp............... 3,596,000    4,505,574       0.3%
    #*Kawasaki Kisen Kaisha, Ltd....... 4,568,000    5,790,221       0.3%
     #Minebea Co., Ltd................. 1,334,000    4,384,759       0.3%
      Nisshinbo Holdings, Inc..........   653,000    4,271,975       0.2%
      OSG Corp.........................   329,000    4,312,629       0.3%
      Sankyu, Inc...................... 1,251,000    4,358,022       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
Industrials -- (Continued)
    Other Securities.........................................................             $  401,944,861       23.8%
                                                                                          --------------      -----
Total Industrials............................................................                440,161,049       26.1%
                                                                                          --------------      -----
Information Technology -- (9.6%)
   #Alps Electric Co., Ltd...................................................     808,000      4,776,946        0.3%
   #Anritsu Corp.............................................................     392,000      4,931,192        0.3%
    Horiba, Ltd..............................................................     179,850      4,907,305        0.3%
    IT Holdings Corp.........................................................     376,801      4,696,096        0.3%
    Net One Systems Co., Ltd.................................................     434,500      4,836,269        0.3%
    Wacom Co., Ltd...........................................................       1,731      5,027,984        0.3%
    Other Securities.........................................................                153,046,255        9.0%
                                                                                          --------------      -----
Total Information Technology.................................................                182,222,047       10.8%
                                                                                          --------------      -----
Materials -- (9.6%)
    FP Corp..................................................................      61,200      4,600,656        0.3%
   #Hokuetsu Kishu Paper Co., Ltd............................................     862,199      4,417,725        0.3%
   *Mitsui Mining & Smelting Co., Ltd........................................   2,683,000      5,679,528        0.3%
    Sumitomo Osaka Cement Co., Ltd...........................................   1,848,000      6,016,617        0.3%
    Toagosei Co., Ltd........................................................   1,096,000      4,468,291        0.3%
   #Tosoh Corp...............................................................   2,242,000      4,388,986        0.3%
    Other Securities.........................................................                153,829,756        9.1%
                                                                                          --------------      -----
Total Materials..............................................................                183,401,559       10.9%
                                                                                          --------------      -----
Telecommunication Services -- (0.3%)
   #eAccess, Ltd.............................................................      10,102      5,098,126        0.3%
    Other Securities.........................................................                    117,808        0.0%
                                                                                          --------------      -----
Total Telecommunication Services.............................................                  5,215,934        0.3%
                                                                                          --------------      -----
Utilities -- (0.4%)
    Other Securities.........................................................                  8,485,467        0.5%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              1,671,206,423       99.1%
                                                                                          --------------      -----
                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund...........................................  19,446,845    225,000,000       13.4%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $4,044,497) to be repurchased at $3,965,232............................. $     3,965      3,965,193        0.2%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                228,965,193       13.6%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,096,684,195)                                                                   $1,900,171,616      112.7%
                                                                                          ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary..... $3,783  $  376,164,092   --    $  376,167,875
     Consumer Staples...........     --     168,635,501   --       168,635,501
     Energy.....................     --      15,478,147   --        15,478,147
     Financials.................     --     202,903,346   --       202,903,346
     Health Care................     --      88,535,498   --        88,535,498
     Industrials................     --     440,161,049   --       440,161,049
     Information Technology.....     --     182,222,047   --       182,222,047
     Materials..................     --     183,401,559   --       183,401,559
     Telecommunication Services.     --       5,215,934   --         5,215,934
     Utilities..................     --       8,485,467   --         8,485,467
  Securities Lending Collateral.     --     228,965,193   --       228,965,193
                                 ------  --------------   --    --------------
  TOTAL......................... $3,783  $1,900,167,833   --    $1,900,171,616
                                 ======  ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
-                                       ---------- ------------ ---------------
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (47.4%)
   #Adelaide Brighton, Ltd.............  1,885,757 $  6,199,102       0.6%
    Ansell, Ltd........................    503,479    8,157,816       0.8%
   #Aristocrat Leisure, Ltd............  2,580,305    7,542,048       0.8%
    Arrium, Ltd........................  6,037,433    4,903,780       0.5%
  #*Aurora Oil & Gas, Ltd..............  1,114,903    4,512,172       0.4%
    Australian Infrastructure Fund NL..  3,606,473   11,122,393       1.1%
   #Beach Energy, Ltd..................  5,525,248    7,891,340       0.8%
   *BlueScope Steel, Ltd............... 13,572,369    6,673,452       0.7%
   #Bradken, Ltd.......................  1,022,589    5,234,406       0.5%
   #carsales.com, Ltd..................  1,220,399    9,444,501       0.9%
    Consolidated Media Holdings, Ltd...  1,276,820    4,543,366       0.5%
   #CSR, Ltd...........................  2,491,176    4,522,744       0.5%
   #David Jones, Ltd...................  3,152,271    8,724,565       0.9%
   *Downer EDI, Ltd....................  1,857,964    6,916,092       0.7%
    DUET Group.........................  3,067,818    6,648,416       0.7%
   #DuluxGroup, Ltd....................  2,167,142    7,954,583       0.8%
   #Envestra, Ltd......................  5,566,443    5,224,266       0.5%
  #*Goodman Fielder, Ltd...............  8,296,037    5,025,633       0.5%
    GrainCorp, Ltd. Class A............    828,668   10,523,403       1.0%
   #Invocare, Ltd......................    633,106    5,785,092       0.6%
    IOOF Holdings, Ltd.................  1,074,600    7,031,533       0.7%
   #Iress, Ltd.........................    603,773    4,795,961       0.5%
   #JB Hi-Fi, Ltd......................    582,072    6,187,633       0.6%
   #Kingsgate Consolidated, Ltd........    786,887    4,513,292       0.4%
   #Medusa Mining, Ltd.................    844,923    5,382,014       0.5%
   #Monadelphous Group, Ltd............    319,624    6,988,498       0.7%
   #Myer Holdings, Ltd.................  3,564,925    7,225,726       0.7%
   #Navitas, Ltd.......................  1,189,617    5,081,804       0.5%
    Nufarm, Ltd........................    817,424    4,873,105       0.5%
  #*Paladin Energy, Ltd................  4,096,983    4,805,465       0.5%
   #Perpetual Trustees Australia, Ltd..    226,579    6,555,708       0.7%
    Primary Health Care, Ltd...........  1,960,174    7,906,484       0.8%
    Reece Australia, Ltd...............    238,457    5,014,858       0.5%
  #*Resolute Mining, Ltd...............  3,133,646    6,254,867       0.6%
   #SAI Global, Ltd....................  1,203,570    5,065,529       0.5%
    Spark Infrastructure Group, Ltd....  5,307,759    9,307,506       0.9%
   #Super Retail Group, Ltd............  1,291,875   12,068,742       1.2%
    Other Securities...................             319,950,832      31.9%
                                                   ------------      ----
TOTAL AUSTRALIA........................             566,558,727      56.5%
                                                   ------------      ----
CHINA -- (0.0%)
    Other Securities...................                 287,710       0.0%
                                                   ------------      ----
HONG KONG -- (17.0%)
  #*Esprit Holdings, Ltd...............  5,164,900    6,678,378       0.7%
    Giordano International, Ltd........  7,246,000    6,015,664       0.6%
    Luk Fook Holdings International,
      Ltd..............................  1,746,000    4,361,261       0.4%
    Melco International Development,
      Ltd..............................  5,117,000    4,932,333       0.5%
   #Pacific Basin Shipping, Ltd........  9,730,000    5,180,604       0.5%
   #Xinyi Glass Holdings, Ltd..........  8,164,000    4,558,138       0.4%
    Other Securities...................             172,204,874      17.2%
                                                   ------------      ----
TOTAL HONG KONG........................             203,931,252      20.3%
                                                   ------------      ----
NEW ZEALAND -- (6.4%)
    Fisher & Paykel Healthcare Corp.,
      Ltd..............................  3,117,358    6,022,656       0.6%
    Port of Tauranga, Ltd..............    528,322    5,622,732       0.6%
   #Ryman Healthcare, Ltd..............  1,685,604    5,610,636       0.6%

The Asia Pacific Small Company Series
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
NEW ZEALAND -- (Continued)
   Sky Network Television, Ltd...............................................   1,006,593 $    4,445,634        0.4%
   SKYCITY Entertainment Group, Ltd..........................................   3,227,185     10,293,066        1.0%
   Other Securities..........................................................                 44,037,042        4.4%
                                                                                          --------------      -----
TOTAL NEW ZEALAND............................................................                 76,031,766        7.6%
                                                                                          --------------      -----
SINGAPORE -- (12.2%)
   Singapore Post, Ltd.......................................................   6,199,120      5,789,946        0.6%
   Venture Corp., Ltd........................................................     819,000      5,126,251        0.5%
   Other Securities..........................................................                134,956,595       13.4%
                                                                                          --------------      -----
TOTAL SINGAPORE..............................................................                145,872,792       14.5%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................                992,682,247       98.9%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
   Other Securities..........................................................                    579,555        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.1%)
   Other Securities..........................................................                    693,092        0.1%
                                                                                          --------------      -----
SINGAPORE -- (0.0%)
   Other Securities..........................................................                     15,070        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                  1,287,717        0.1%
                                                                                          --------------      -----
                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund...........................................  17,286,085    200,000,000       19.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,673,484) to be repurchased at $1,640,687............................. $     1,641      1,640,671        0.2%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                201,640,671       20.1%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,153,289,637)                                                                   $1,195,610,635      119.1%
                                                                                          ==============      =====

The Asia Pacific Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Australia..................   --    $  566,558,727   --    $  566,558,727
     China......................   --           287,710   --           287,710
     Hong Kong..................   --       203,931,252   --       203,931,252
     New Zealand................   --        76,031,766   --        76,031,766
     Singapore..................   --       145,872,792   --       145,872,792
  Rights/Warrants
     Australia..................   --           579,555   --           579,555
     Hong Kong..................   --           693,092   --           693,092
     Singapore..................   --            15,070   --            15,070
  Securities Lending Collateral.   --       201,640,671   --       201,640,671
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,195,610,635   --    $1,195,610,635
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                               ---------- ------------ ---------------
COMMON STOCKS -- (98.1%)
Consumer Discretionary -- (24.5%)
   Aegis Group P.L.C..........................  3,314,004 $ 12,583,830       0.9%
  *Barratt Developments P.L.C.................  4,366,245   13,384,802       0.9%
  *Berkeley Group Holdings P.L.C. (The).......    548,179   13,489,734       0.9%
   Daily Mail & General Trust P.L.C. Series A.  1,312,593   10,125,279       0.7%
   Debenhams P.L.C............................  5,756,729   11,145,139       0.8%
   GKN P.L.C..................................  3,193,432   10,740,884       0.7%
   Greene King P.L.C..........................  1,421,372   13,637,335       0.9%
   Inchcape P.L.C.............................  2,005,227   13,040,981       0.9%
   Informa P.L.C..............................  2,578,346   16,689,745       1.1%
   ITV P.L.C..................................  8,151,944   11,412,918       0.8%
   Ladbrokes P.L.C............................  3,736,209   10,821,643       0.7%
   Persimmon P.L.C............................  1,429,557   18,394,004       1.3%
   Rightmove P.L.C............................    404,934   10,542,022       0.7%
   Taylor Wimpey P.L.C........................ 14,517,978   14,349,169       1.0%
   UBM P.L.C..................................  1,008,603   11,402,231       0.8%
   William Hill P.L.C.........................  3,062,912   16,735,721       1.2%
   Other Securities...........................             155,871,714      10.6%
                                                          ------------      ----
Total Consumer Discretionary..................             364,367,151      24.9%
                                                          ------------      ----
Consumer Staples -- (3.9%)
   Tate & Lyle P.L.C..........................  1,034,844   12,129,459       0.9%
   Other Securities...........................              45,737,482       3.1%
                                                          ------------      ----
Total Consumer Staples........................              57,866,941       4.0%
                                                          ------------      ----
Energy -- (4.9%)
  *Afren P.L.C................................  4,970,604   11,086,658       0.8%
   John Wood Group P.L.C......................  1,017,921   13,991,092       0.9%
  *Premier Oil P.L.C..........................  1,957,535   11,099,271       0.8%
   Other Securities...........................              37,081,172       2.5%
                                                          ------------      ----
Total Energy..................................              73,258,193       5.0%
                                                          ------------      ----
Financials -- (14.1%)
   Aberdeen Asset Management P.L.C............  2,601,039   13,663,246       0.9%
   Amlin P.L.C................................  2,265,989   13,660,008       0.9%
   Catlin Group, Ltd..........................  1,602,895   12,215,551       0.8%
   Hiscox, Ltd................................  1,714,088   13,217,072       0.9%
   IG Group Holdings P.L.C....................  1,498,282   10,550,404       0.7%
   Provident Financial P.L.C..................    496,498   11,004,838       0.8%
   Other Securities...........................             135,535,536       9.3%
                                                          ------------      ----
Total Financials..............................             209,846,655      14.3%
                                                          ------------      ----
Health Care -- (2.1%)
   Other Securities...........................              31,080,323       2.1%
                                                          ------------      ----
Industrials -- (27.8%)
   Ashtead Group P.L.C........................  2,502,187   15,116,530       1.0%
   Babcock International Group P.L.C..........  1,401,502   22,154,294       1.5%
   Balfour Beatty P.L.C.......................  3,154,154   16,078,068       1.1%
   Cobham P.L.C...............................  4,694,331   16,320,407       1.1%
   Cookson Group P.L.C........................  1,218,370   11,509,815       0.8%
   IMI P.L.C..................................  1,002,882   15,484,442       1.1%
   Intertek Group P.L.C.......................    378,948   17,273,414       1.2%
   Invensys P.L.C.............................  3,349,956   12,352,173       0.8%
   Meggitt P.L.C..............................  2,407,994   15,018,915       1.0%
   Melrose P.L.C..............................  4,749,372   18,500,491       1.3%
   Qinetiq Group P.L.C........................  3,030,205    9,651,175       0.7%
   Rentokil Initial P.L.C.....................  7,256,414   10,329,224       0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                         Percentage
                                                                               Shares      Value++     of Net Assets**
                                                                              --------- -------------- ---------------
Industrials -- (Continued)
   Rotork P.L.C..............................................................   366,679 $   13,509,077        0.9%
   Spirax-Sarco Engineering P.L.C............................................   320,648     10,039,086        0.7%
  *Travis Perkins P.L.C......................................................   930,166     16,254,661        1.1%
   Other Securities..........................................................              194,040,413       13.2%
                                                                                        --------------      -----
Total Industrials............................................................              413,632,185       28.2%
                                                                                        --------------      -----
Information Technology -- (8.9%)
   Halma P.L.C............................................................... 1,549,740     10,329,189        0.7%
   Spectris P.L.C............................................................   515,234     14,431,374        1.0%
   Telecity Group P.L.C......................................................   826,400     12,038,001        0.8%
   Other Securities..........................................................               95,317,734        6.5%
                                                                                        --------------      -----
Total Information Technology.................................................              132,116,298        9.0%
                                                                                        --------------      -----
Materials -- (7.3%)
   Croda International P.L.C.................................................   499,699     17,791,547        1.2%
   DS Smith P.L.C............................................................ 4,475,611     15,451,908        1.1%
   Mondi P.L.C............................................................... 1,222,056     13,471,337        0.9%
   Other Securities..........................................................               61,388,834        4.2%
                                                                                        --------------      -----
Total Materials..............................................................              108,103,626        7.4%
                                                                                        --------------      -----
Telecommunication Services -- (2.2%).........................................
   Inmarsat P.L.C............................................................ 1,658,096     15,190,469        1.0%
   Other Securities..........................................................               17,064,461        1.2%
                                                                                        --------------      -----
Total Telecommunication Services.............................................               32,254,930        2.2%
                                                                                        --------------      -----
Utilities -- (2.4%)
   Drax Group P.L.C.......................................................... 1,615,898     14,665,707        1.0%
   Pennon Group P.L.C........................................................ 1,434,955     16,622,307        1.1%
   Other Securities..........................................................                3,904,650        0.3%
                                                                                        --------------      -----
Total Utilities..............................................................               35,192,664        2.4%
                                                                                        --------------      -----
TOTAL COMMON STOCKS..........................................................            1,457,718,966       99.5%
                                                                                        --------------      -----
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..........................................................                   15,064        0.0%
                                                                                        --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................................................                       --        0.0%
                                                                                        --------------      -----
                                                                               Shares/
                                                                                Face
                                                                               Amount
                                                                                (000)      Value+
                                                                              --------- --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@DFA Short Term Investment Fund........................................... 2,420,052     28,000,000        1.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $224) to be repurchased at $220.........................................        --            220        0.0%
                                                                                        --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................               28,000,220        1.9%
                                                                                        --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,210,154,050).....................................................           $1,485,734,250      101.4%
                                                                                        ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary.....   --    $  364,367,151   --    $  364,367,151
     Consumer Staples...........   --        57,866,941   --        57,866,941
     Energy.....................   --        73,258,193   --        73,258,193
     Financials.................   --       209,846,655   --       209,846,655
     Health Care................   --        31,080,323   --        31,080,323
     Industrials................   --       413,632,185   --       413,632,185
     Information Technology.....   --       132,116,298   --       132,116,298
     Materials..................   --       108,103,626   --       108,103,626
     Telecommunication Services.   --        32,254,930   --        32,254,930
     Utilities..................   --        35,192,664   --        35,192,664
  Preferred Stocks
     Consumer Staples...........   --            15,064   --            15,064
  Rights/Warrants...............   --                --   --                --
  Securities Lending Collateral.   --        28,000,220   --        28,000,220
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,485,734,250   --    $1,485,734,250
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               October 31, 2012

                                                              Percentage
                                      Shares     Value++    of Net Assets**
                                     --------- ------------ ---------------
     COMMON STOCKS -- (88.4%)
     AUSTRIA -- (2.2%)
         Other Securities...........           $ 56,677,767       2.5%
                                               ------------      ----
     BELGIUM -- (3.2%)
         Ackermans & van Haaren NV..   118,073    9,613,309       0.4%
         Other Securities...........             72,036,340       3.2%
                                               ------------      ----
     TOTAL BELGIUM..................             81,649,649       3.6%
                                               ------------      ----
     DENMARK -- (3.4%)
         GN Store Nord A.S..........   803,034   12,585,533       0.5%
        *Topdanmark A.S.............    53,386   10,826,718       0.5%
         Other Securities...........             62,778,523       2.8%
                                               ------------      ----
     TOTAL DENMARK..................             86,190,774       3.8%
                                               ------------      ----
     FINLAND -- (6.1%)
         Elisa Oyj..................   432,751    9,286,323       0.4%
        #KCI Konecranes Oyj.........   245,559    7,808,333       0.3%
         Kesko Oyj Series B.........   250,135    7,821,799       0.4%
         Orion Oyj Series B.........   384,369    9,510,594       0.4%
        #Outotec Oyj................   163,942    8,010,462       0.4%
         Yit Oyj....................   479,016    9,445,723       0.4%
         Other Securities...........            102,256,708       4.6%
                                               ------------      ----
     TOTAL FINLAND..................            154,139,942       6.9%
                                               ------------      ----
     FRANCE -- (9.8%)
       #*Alcatel-Lucent SA.......... 7,392,628    7,558,803       0.3%
         Gemalto NV.................    97,900    8,842,316       0.4%
        #Neopost SA.................   135,048    7,403,969       0.3%
         Societe BIC SA.............    62,449    7,620,209       0.4%
         Other Securities...........            216,651,765       9.7%
                                               ------------      ----
     TOTAL FRANCE...................            248,077,062      11.1%
                                               ------------      ----
     GERMANY -- (12.9%)
        *Aareal Bank AG.............   423,110    9,098,181       0.4%
         Aurubis AG.................   153,470    9,715,684       0.4%
        #Deutsche Wohnen AG.........   646,717   11,844,087       0.5%
         Fuchs Petrolub AG..........   136,940    8,534,620       0.4%
         Rhoen-Klinikum AG..........   406,308    7,913,041       0.4%
        #SGL Carbon SE..............   229,387    9,149,090       0.4%
         Stada Arzneimittel AG......   247,784    7,504,291       0.3%
         Symrise AG.................   307,713   11,068,532       0.5%
         Wirecard AG................   381,688    8,741,631       0.4%
         Other Securities...........            242,716,782      10.8%
                                               ------------      ----
     TOTAL GERMANY..................            326,285,939      14.5%
                                               ------------      ----
     GREECE -- (2.0%)
         Other Securities...........             50,142,446       2.2%
                                               ------------      ----
     IRELAND -- (2.7%)
         DCC P.L.C..................   308,989    8,838,285       0.4%
         Dragon Oil P.L.C...........   990,437    8,866,393       0.4%
         Paddy Power P.L.C..........   180,573   13,336,467       0.6%
         Other Securities...........             36,164,730       1.6%
                                               ------------      ----
     TOTAL IRELAND..................             67,205,875       3.0%
                                               ------------      ----
     ISRAEL -- (2.6%)
         Other Securities...........             64,711,886       2.9%
                                               ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             Percentage
                                   Shares      Value++     of Net Assets**
                                  --------- -------------- ---------------
     ITALY -- (7.5%)
        *Banco Popolare Scarl.... 6,311,267 $   10,071,344       0.5%
       #*Finmeccanica SpA........ 1,593,106      7,900,845       0.4%
         Prysmian SpA............   494,781      9,539,788       0.4%
         Other Securities........              162,659,558       7.2%
                                            --------------      ----
     TOTAL ITALY.................              190,171,535       8.5%
                                            --------------      ----
     NETHERLANDS -- (5.2%)
         Aalberts Industries NV..   469,415      8,532,614       0.4%
         CSM NV..................   363,574      7,426,298       0.3%
         Delta Lloyd NV..........   472,377      7,855,836       0.4%
         Nutreco NV..............   173,920     13,027,581       0.6%
        *PostNL NV............... 1,920,653      7,579,442       0.3%
         Royal Imtech NV.........   349,305      8,780,615       0.4%
        *SBM Offshore NV.........   804,422     10,530,512       0.5%
         Other Securities........               68,339,691       3.0%
                                            --------------      ----
     TOTAL NETHERLANDS...........              132,072,589       5.9%
                                            --------------      ----
     NORWAY -- (3.3%)
         Other Securities........               84,171,601       3.8%
                                            --------------      ----
     PORTUGAL -- (1.2%)
         Other Securities........               29,375,131       1.3%
                                            --------------      ----
     SPAIN -- (4.5%)
         Viscofan SA.............   202,123      9,793,173       0.5%
         Other Securities........              103,986,927       4.6%
                                            --------------      ----
     TOTAL SPAIN.................              113,780,100       5.1%
                                            --------------      ----
     SWEDEN -- (9.4%)
         Castellum AB............   726,291      9,735,330       0.4%
         Holmen AB Series B......   273,916      8,072,161       0.3%
        #Husqvarna AB Series B... 1,434,072      8,330,008       0.4%
         Meda AB Series A........   857,997      8,790,208       0.4%
        *Securitas AB Series B... 1,133,353      8,253,893       0.4%
         Trelleborg AB Series B..   999,202     10,888,078       0.5%
         Other Securities........              183,427,230       8.2%
                                            --------------      ----
     TOTAL SWEDEN................              237,496,908      10.6%
                                            --------------      ----
     SWITZERLAND -- (12.3%)
        #Clariant AG.............   903,053      9,677,105       0.4%
       #*Dufry AG................    77,241      9,824,040       0.4%
         Galenica Holding AG.....    18,828     11,057,552       0.5%
        *GAM Holding AG..........   780,910     10,921,334       0.5%
         Helvetia Holding AG.....    22,754      7,989,963       0.4%
         Lonza Group AG..........   206,376     10,467,022       0.5%
         PSP Swiss Property AG...   148,327     13,621,861       0.6%
         Swiss Life Holding AG...   102,976     13,004,543       0.6%
         Other Securities........              225,523,358      10.0%
                                            --------------      ----
     TOTAL SWITZERLAND...........              312,086,778      13.9%
                                            --------------      ----
     UNITED KINGDOM -- (0.1%)
         Other Securities........                3,239,110       0.1%
                                            --------------      ----
     TOTAL COMMON STOCKS.........            2,237,475,092      99.7%
                                            --------------      ----
     RIGHTS/WARRANTS -- (0.0%)
     BELGIUM -- (0.0%)
         Other Securities........                    1,250       0.0%
                                            --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      Percentage
                                                                           Shares       Value++     of Net Assets**
                                                                         ----------- -------------- ---------------
ITALY -- (0.0%)
   Other Securities.....................................................             $        8,763        0.0%
                                                                                     --------------      -----
TOTAL RIGHTS/WARRANTS...................................................                     10,013        0.0%
                                                                                     --------------      -----
                                                                           Shares/
                                                                            Face
                                                                           Amount
                                                                            (000)       Value+
                                                                         ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund......................................  25,324,114    293,000,000       13.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
       11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
       01/01/39, valued at $1,011,182) to be repurchased at
       $991,365......................................................... $       991        991,355        0.0%
                                                                                     --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................................                293,991,355       13.1%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,583,421,711)................................................             $2,531,476,460      112.8%
                                                                                     ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investment in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
    Austria....................       -- $   56,677,767   --    $   56,677,767
    Belgium....................       --     81,649,649   --        81,649,649
    Denmark....................       --     86,190,774   --        86,190,774
    Finland....................       --    154,139,942   --       154,139,942
    France.....................       --    248,077,062   --       248,077,062
    Germany....................       --    326,285,939   --       326,285,939
    Greece.....................       --     50,142,446   --        50,142,446
    Ireland....................       --     67,205,875   --        67,205,875
    Israel..................... $849,217     63,862,669   --        64,711,886
    Italy......................       --    190,171,535   --       190,171,535
    Netherlands................       --    132,072,589   --       132,072,589
    Norway.....................       --     84,171,601   --        84,171,601
    Portugal...................       --     29,375,131   --        29,375,131
    Spain......................       --    113,780,100   --       113,780,100
    Sweden.....................       --    237,496,908   --       237,496,908
    Switzerland................       --    312,086,778   --       312,086,778
    United Kingdom.............       --      3,239,110   --         3,239,110
 Rights/Warrants...............
    Belgium....................       --          1,250   --             1,250
    Italy......................       --          8,763   --             8,763
 Securities Lending Collateral.       --    293,991,355   --       293,991,355
                                -------- --------------   --    --------------
 TOTAL......................... $849,217 $2,530,627,243   --    $2,531,476,460
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               October 31, 2012

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                           --------- ------------ ---------------
COMMON STOCKS -- (75.6%)
Consumer Discretionary -- (8.5%)
   Aimia, Inc.............................   310,251 $  4,647,164       0.7%
   Astral Media, Inc. Class A.............   197,447    8,081,736       1.2%
  #Cineplex, Inc..........................   241,959    7,510,117       1.1%
  #Corus Entertainment, Inc. Class B......   304,900    6,902,417       1.0%
 #*Imax Corp..............................   260,537    5,874,637       0.8%
   Linamar Corp...........................   200,980    4,427,094       0.6%
  #RONA, Inc..............................   677,175    6,956,511       1.0%
   Other Securities.......................             32,434,102       4.7%
                                                     ------------      ----
Total Consumer Discretionary..............             76,833,778      11.1%
                                                     ------------      ----
Consumer Staples -- (2.5%)
   Maple Leaf Foods, Inc..................   387,979    4,311,957       0.6%
  #North West Co., Inc. (The).............   188,473    4,415,788       0.7%
   Other Securities.......................             14,435,488       2.1%
                                                     ------------      ----
   Total Consumer Staples.................             23,163,233       3.4%
                                                     ------------      ----
Energy -- (19.2%)
 #*BlackPearl Resources, Inc.............. 1,165,485    3,979,278       0.6%
  *Celtic Exploration, Ltd................   323,700    8,452,662       1.2%
  *Gran Tierra Energy, Inc................ 1,065,607    5,366,712       0.8%
   Mullen Group, Ltd......................   312,028    6,470,188       0.9%
  #Parkland Fuel Corp.....................   265,671    4,532,700       0.7%
   Pason Systems, Inc.....................   259,107    4,220,947       0.6%
 #*Petrobank Energy & Resources, Ltd......   425,702    5,847,941       0.8%
   ShawCor, Ltd. Class A..................   212,900    9,485,907       1.4%
  #Trican Well Service, Ltd...............   564,307    6,734,958       1.0%
   Other Securities.......................            118,885,028      17.2%
                                                     ------------      ----
Total Energy..............................            173,976,321      25.2%
                                                     ------------      ----
Financials -- (5.9%)
  #Canadian Western Bank..................   271,572    8,037,715       1.2%
  #Davis & Henderson Corp.................   239,699    5,030,379       0.7%
   Granite Real Estate, Inc...............   143,257    5,252,637       0.8%
  #Home Capital Group, Inc................   120,600    6,140,185       0.9%
   Laurentian Bank of Canada..............   109,624    4,878,885       0.7%
   Other Securities.......................             24,307,922       3.5%
                                                     ------------      ----
Total Financials..........................             53,647,723       7.8%
                                                     ------------      ----
Health Care -- (1.6%)
   Other Securities.......................             14,136,911       2.0%
                                                     ------------      ----
Industrials -- (9.0%).....................
  #Ritchie Brothers Auctioneers, Inc......   244,637    5,425,491       0.8%
  #Russel Metals, Inc.....................   246,300    6,880,370       1.0%
   Stantec, Inc...........................   182,098    6,272,011       0.9%
  #Superior Plus Corp.....................   559,647    5,468,991       0.8%
   Toromont Industries, Ltd...............   274,167    5,380,399       0.8%
   TransForce, Inc........................   314,697    5,744,106       0.8%
 #*Westport Innovations, Inc..............   158,805    4,436,205       0.7%
   Other Securities.......................             42,117,801       6.1%
                                                     ------------      ----
Total Industrials.........................             81,725,374      11.9%
                                                     ------------      ----
Information Technology -- (3.9%)
  *Celestica, Inc.........................   874,907    6,351,015       0.9%
   Constellation Software, Inc............    36,819    4,223,264       0.6%
   MacDonald Dettweiler & Associates, Ltd.   128,853    7,224,799       1.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                          Shares      Value++    of Net Assets**
                                       ------------ ------------ ---------------
Information Technology -- (Continued)
   Other Securities...................              $ 17,654,949        2.6%
                                                    ------------      -----
Total Information Technology..........                35,454,027        5.1%
                                                    ------------      -----
Materials -- (21.4%)
   #Alamos Gold, Inc..................     382,920     7,495,455        1.1%
  #*AuRico Gold, Inc..................     892,052     7,449,025        1.1%
  #*B2Gold Corp.......................   1,401,050     5,793,578        0.8%
   *Canfor Corp.......................     411,155     5,862,175        0.9%
   #CCL Industries, Inc. Class B......     107,585     3,983,473        0.6%
   *First Majestic Silver Corp........     431,070     9,965,869        1.4%
   *Harry Winston Diamond Corp........     284,763     4,085,761        0.6%
   #HudBay Minerals, Inc..............     734,374     6,816,167        1.0%
  #*NovaGold Resources, Inc...........     845,155     4,104,132        0.6%
  #*OceanaGold Corp...................   1,151,416     4,035,000        0.6%
    Sherritt International Corp.......   1,571,926     6,799,219        1.0%
  #*Silver Standard Resources, Inc....     340,397     5,170,285        0.7%
   #West Fraser Timber Co., Ltd.......     126,174     7,641,818        1.1%
    Other Securities..................               115,503,398       16.8%
                                                    ------------      -----
Total Materials.......................               194,705,355       28.3%
                                                    ------------      -----
Telecommunication Services -- (0.4%)
   Other Securities...................                 3,228,819        0.5%
                                                    ------------      -----
Utilities -- (3.2%)
   #Algonquin Power & Utilities Corp..     574,574     3,975,275        0.6%
    Capital Power Corp................     287,449     6,161,986        0.9%
   #Just Energy Group, Inc............     583,478     5,970,608        0.9%
   #Northland Power, Inc..............     297,306     5,763,048        0.8%
    Other Securities..................                 7,611,960        1.1%
                                                    ------------      -----
   Total Utilities....................                29,482,877        4.3%
                                                    ------------      -----
TOTAL COMMON STOCKS...................               686,354,418       99.6%
                                                    ------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...................                    12,722        0.0%
                                                    ------------      -----

                                         Shares/
                                           Face
                                       Amount (000)   Value+
-                                      ------------ ------------
SECURITIES LENDING COLLATERAL --
  (24.4%)
(S)@DFA Short Term Investment Fund....  19,101,124   221,000,000       32.1%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.35%,
     11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%,
     01/01/39, valued at $448,986) to
     be repurchased at $440,186....... $       440       440,182        0.0%
                                                    ------------      -----
TOTAL SECURITIES LENDING COLLATERAL...               221,440,182       32.1%
                                                    ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost
  $996,859,895)                                     $907,807,322      131.7%
                                                    ============      =====

The Canadian Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuaton inputs, is as follows (See Security Valuation Note):

                                   Investment in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 76,833,778           --   --    $ 76,833,778
    Consumer Staples...........   23,163,233           --   --      23,163,233
    Energy.....................  173,976,321           --   --     173,976,321
    Financials.................   53,647,723           --   --      53,647,723
    Health Care................   14,136,911           --   --      14,136,911
    Industrials................   81,725,374           --   --      81,725,374
    Information Technology.....   35,454,027           --   --      35,454,027
    Materials..................  194,582,087 $    123,268   --     194,705,355
    Telecommunication Services.    3,228,819           --   --       3,228,819
    Utilities..................   29,482,877           --   --      29,482,877
 Rights/Warrants...............        1,807       10,915   --          12,722
 Securities Lending Collateral.           --  221,440,182   --     221,440,182
                                ------------ ------------   --    ------------
 TOTAL......................... $686,232,957 $221,574,365   --    $907,807,322
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                                     Percentage
                                                             Shares     Value++    of Net Assets**
                                                           ---------- ------------ ---------------
COMMON STOCKS -- (87.9%)
ARGENTINA -- (0.0%)
    Other Securities......................................            $         --       0.0%
                                                                      ------------      ----
BRAZIL -- (5.9%)
    BM&F Bovespa SA.......................................  1,665,208   10,658,381       0.3%
   #BRF - Brasil Foods SA ADR.............................    594,060   10,883,179       0.4%
    Petroleo Brasilerio SA ADR............................  1,206,339   25,586,450       0.9%
   #Vale SA Sponsored ADR.................................  1,090,933   19,985,893       0.7%
    Other Securities......................................             113,098,162       3.9%
                                                                      ------------      ----
TOTAL BRAZIL..............................................             180,212,065       6.2%
                                                                      ------------      ----
CHILE -- (1.7%)
    Other Securities......................................              52,376,766       1.8%
                                                                      ------------      ----
CHINA -- (14.4%)
    Bank of China, Ltd. Series H.......................... 54,772,100   22,439,161       0.8%
    China Construction Bank Corp. Series H................ 50,081,590   37,608,762       1.3%
   #China Life Insurance Co., Ltd. ADR....................    323,770   14,304,159       0.5%
   #China Mobile, Ltd. Sponsored ADR......................    797,772   44,188,591       1.5%
    China Petroleum & Chemical Corp. ADR..................    106,449   11,199,499       0.4%
    China Shenhua Energy Co., Ltd. Series H...............  2,230,500    9,451,071       0.3%
   #CNOOC, Ltd. ADR.......................................    105,160   21,615,638       0.7%
    Industrial & Commercial Bank of China, Ltd. Series H.. 45,200,185   29,764,290       1.0%
    PetroChina Co., Ltd. ADR..............................    145,110   19,700,134       0.7%
   #Ping An Insurance Group Co. of China, Ltd. Series H...  1,230,500    9,683,465       0.3%
    Tencent Holdings, Ltd.................................    700,600   24,697,196       0.9%
    Other Securities......................................             197,502,523       6.8%
                                                                      ------------      ----
TOTAL CHINA...............................................             442,154,489      15.2%
                                                                      ------------      ----
COLOMBIA -- (0.5%)
    Other Securities......................................              16,878,201       0.6%
                                                                      ------------      ----
CZECH REPUBLIC -- (0.5%)
    Other Securities......................................              14,157,172       0.5%
                                                                      ------------      ----
EGYPT -- (0.2%)
    Other Securities......................................               4,867,413       0.2%
                                                                      ------------      ----
HUNGARY -- (0.4%)
    Other Securities......................................              11,585,628       0.4%
                                                                      ------------      ----
INDIA -- (7.5%)
    HDFC Bank, Ltd........................................  1,422,205   16,628,866       0.6%
    ITC, Ltd..............................................  2,036,173   10,663,754       0.4%
    Reliance Industries, Ltd..............................  1,432,266   21,357,809       0.7%
    Tata Consultancy Services, Ltd........................    436,140   10,644,140       0.3%
    Other Securities......................................             171,927,254       5.9%
                                                                      ------------      ----
TOTAL INDIA...............................................             231,221,823       7.9%
                                                                      ------------      ----
INDONESIA -- (3.0%)
    PT Astra International Tbk............................ 18,834,110   15,721,127       0.5%
    Other Securities......................................              75,273,062       2.6%
                                                                      ------------      ----
TOTAL INDONESIA...........................................              90,994,189       3.1%
                                                                      ------------      ----
ISRAEL -- (0.0%)
    Other Securities......................................                      17       0.0%
                                                                      ------------      ----
MALAYSIA -- (3.9%)
    CIMB Group Holdings Berhad............................  3,992,654    9,978,299       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                ---------- ------------ ---------------
MALAYSIA -- (Continued)
   Other Securities............................            $109,647,195       3.8%
                                                           ------------      ----
TOTAL MALAYSIA.................................             119,625,494       4.1%
                                                           ------------      ----
MEXICO -- (5.7%)
   America Movil S.A.B. de C.V. Series L....... 33,690,314   42,736,835       1.5%
  *Cemex S.A.B. de C.V. Sponsored ADR..........  1,144,044   10,342,158       0.3%
   Fomento Economico Mexicano S.A.B. de C.V....  1,901,129   17,135,424       0.6%
   Grupo Mexico S.A.B. de C.V. Series B........  3,579,616   11,476,423       0.4%
  #Wal-Mart de Mexico S.A.B. de C.V. Series V..  4,944,929   14,554,572       0.5%
   Other Securities............................              80,544,258       2.8%
                                                           ------------      ----
TOTAL MEXICO...................................             176,789,670       6.1%
                                                           ------------      ----
PERU -- (0.4%)
   Other Securities............................              13,254,591       0.5%
                                                           ------------      ----
PHILIPPINES -- (1.1%)
   Other Securities............................              34,867,739       1.2%
                                                           ------------      ----
POLAND -- (1.5%)
   Other Securities............................              45,242,356       1.6%
                                                           ------------      ----
RUSSIA -- (4.5%)
   Gazprom OAO Sponsored ADR...................  4,557,577   41,861,317       1.4%
   Lukoil OAO Sponsored ADR....................    376,321   22,838,291       0.8%
  *Sberbank of Russia Sponsored ADR............  1,585,492   18,749,162       0.6%
   Other Securities............................              54,443,702       1.9%
                                                           ------------      ----
TOTAL RUSSIA...................................             137,892,472       4.7%
                                                           ------------      ----
SOUTH AFRICA -- (7.4%)
  #AngloGold Ashanti, Ltd. Sponsored ADR.......    331,815   11,275,074       0.4%
   MTN Group, Ltd..............................  1,575,988   28,452,821       1.0%
   Naspers, Ltd. Series N......................    307,957   19,991,188       0.7%
   Sasol, Ltd. Sponsored ADR...................    536,546   22,754,916       0.8%
   Standard Bank Group, Ltd....................  1,007,241   12,437,628       0.4%
   Other Securities............................             133,172,495       4.5%
                                                           ------------      ----
TOTAL SOUTH AFRICA.............................             228,084,122       7.8%
                                                           ------------      ----
SOUTH KOREA -- (14.3%)
   Hyundai Mobis...............................     55,218   14,033,384       0.5%
   Hyundai Motor Co., Ltd......................    130,240   26,766,758       0.9%
  #Kia Motors Corp.............................    224,568   12,449,986       0.4%
   LG Chemical, Ltd............................     37,273   10,455,811       0.4%
   POSCO.......................................     50,240   15,793,173       0.6%
   Samsung Electronics Co., Ltd................     71,022   85,229,070       2.9%
   Samsung Electronics Co., Ltd. GDR...........     49,372   29,919,407       1.0%
   Shinhan Financial Group Co., Ltd............    273,716    9,394,602       0.3%
   Other Securities............................             236,085,690       8.1%
                                                           ------------      ----
TOTAL SOUTH KOREA..............................             440,127,881      15.1%
                                                           ------------      ----
TAIWAN -- (10.6%)
   Formosa Plastics Corp.......................  3,709,648   10,098,181       0.3%
  #Hon Hai Precision Industry Co., Ltd.........  8,047,506   24,400,340       0.8%
   Taiwan Semiconductor Manufacturing Co., Ltd. 20,007,808   60,964,986       2.1%
   Other Securities............................             229,028,962       7.9%
                                                           ------------      ----
TOTAL TAIWAN...................................             324,492,469      11.1%
                                                           ------------
THAILAND -- (2.6%)
   Other Securities............................              78,635,189       2.7%
                                                           ------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                      Percentage
                                                                           Shares       Value++     of Net Assets**
                                                                         ----------- -------------- ---------------
TURKEY -- (1.8%)
   Other Securities.....................................................             $   56,233,417        1.9%
                                                                                     --------------      -----
TOTAL COMMON STOCKS.....................................................              2,699,693,163       92.7%
                                                                                     --------------      -----
PREFERRED STOCKS -- (6.4%)
BRAZIL -- (6.2%)
   Banco Bradesco SA....................................................   1,656,632     26,100,896        0.9%
   Cia de Bebidas das Americas SA ADR...................................     622,039     25,372,971        0.9%
   Itau Unibanco Holding SA.............................................   1,765,700     25,819,793        0.9%
   Petroleo Brasilerio SA ADR...........................................   1,711,000     35,126,830        1.2%
   Vale SA..............................................................   1,412,691     25,283,138        0.9%
   Other Securities.....................................................                 53,718,271        1.8%
                                                                                     --------------      -----
TOTAL BRAZIL............................................................                191,421,899        6.6%
                                                                                     --------------      -----
CHILE -- (0.2%)
   Other Securities.....................................................                  5,338,531        0.2%
                                                                                     --------------      -----
COLOMBIA -- (0.0%)
   Other Securities.....................................................                    350,944        0.0%
                                                                                     --------------      -----
TOTAL PREFERRED STOCKS                                                                  197,111,374        6.8%
                                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)...............................................
SOUTH AFRICA -- (0.0%)
   Other Securities.....................................................                     13,007        0.0%
                                                                                     --------------      -----
                                                                           Shares/
                                                                            Face
                                                                           Amount
                                                                            (000)       Value+
                                                                         ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@DFA Short Term Investment Fund......................................  15,125,324    175,000,000        6.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
       11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
       01/01/39, valued at $450,637) to be repurchased at $441,806...... $       442        441,801        0.0%
                                                                                     --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................................                175,441,801        6.0%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,006,449,577)................................................             $3,072,259,345      105.5%
                                                                                     ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $180,212,065             --   --    $  180,212,065
   Chile......................   52,376,766             --   --        52,376,766
   China......................  126,342,004 $  315,812,485   --       442,154,489
   Colombia...................   16,878,201             --   --        16,878,201
   Czech Republic.............           --     14,157,172   --        14,157,172
   Egypt......................           --      4,867,413   --         4,867,413
   Hungary....................           --     11,585,628   --        11,585,628
   India......................   18,446,964    212,774,859   --       231,221,823
   Indonesia..................       55,259     90,938,930   --        90,994,189
   Israel.....................           --             17   --                17
   Malaysia...................           --    119,625,494   --       119,625,494
   Mexico.....................  176,782,316          7,354   --       176,789,670
   Peru.......................   13,254,591             --   --        13,254,591
   Philippines................           --     34,867,739   --        34,867,739
   Poland.....................           --     45,242,356   --        45,242,356
   Russia.....................    5,524,026    132,368,446   --       137,892,472
   South Africa...............   44,801,267    183,282,855   --       228,084,122
   South Korea................   13,060,688    427,067,193   --       440,127,881
   Taiwan.....................    8,756,012    315,736,457   --       324,492,469
   Thailand...................   78,635,189             --   --        78,635,189
   Turkey.....................    1,121,599     55,111,818   --        56,233,417
Preferred Stocks
   Brazil.....................  191,421,899             --   --       191,421,899
   Chile......................    5,338,531             --   --         5,338,531
   Colombia...................      350,944             --   --           350,944
Rights/Warrants
   South Africa...............           --         13,007   --            13,007
Securities Lending Collateral.           --    175,441,801   --       175,441,801
                               ------------ --------------   --    --------------
TOTAL......................... $933,358,321 $2,138,901,024   --    $3,072,259,345
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                             Percentage
                                                    Shares      Value++    of Net Assets**
                                                  ----------- ------------ ---------------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
   Other Securities..............................             $         --       0.0%
                                                              ------------      ----
BRAZIL -- (8.9%)
   All America Latina Logistica SA...............   1,296,400    5,897,805       0.2%
   Anhanguera Educacional Participacoes SA.......     613,145   10,747,132       0.4%
   Cia de Saneamento de Minas Gerais-Copasa SA...     298,421    7,043,796       0.2%
   Cia Hering SA.................................     340,090    7,813,003       0.3%
   Diagnosticos da America SA....................   1,189,841    7,908,645       0.3%
   Duratex SA....................................   1,087,562    7,566,161       0.3%
   Energias do Brazil SA.........................   1,190,706    7,445,393       0.2%
   Estacio Participacoes SA......................     396,371    7,552,526       0.3%
  *Kroton Educacional SA Unit Shares.............     367,679    7,349,778       0.2%
   Localiza Rent a Car SA........................     397,002    6,958,603       0.2%
   MRV Engenharia e Participacoes SA.............   1,595,833    8,092,898       0.3%
   OdontoPrev SA.................................   1,315,743    6,802,049       0.2%
   PDG Realty SA Empreendimentos e Participacoes.   4,452,753    7,497,804       0.3%
   Raia Drogasil SA..............................     652,675    7,182,140       0.2%
   Sul America SA................................     872,609    6,874,147       0.2%
   Totvs SA......................................     453,100    9,213,476       0.3%
   Other Securities..............................              165,898,127       5.6%
                                                              ------------      ----
TOTAL BRAZIL.....................................              287,843,483       9.7%
                                                              ------------      ----
CHILE -- (1.4%)
   Other Securities..............................               45,262,428       1.5%
                                                              ------------      ----
CHINA -- (14.1%)
  #Geely Automobile Holdings, Ltd................  17,610,000    7,552,943       0.3%
   Kingboard Chemical Holdings, Ltd..............   2,516,851    7,467,568       0.2%
  #Sino-Ocean Land Holdings, Ltd.................  12,181,591    7,613,061       0.3%
   Yuexiu Property Co., Ltd......................  21,435,432    5,860,904       0.2%
   Other Securities..............................              431,216,407      14.6%
                                                              ------------      ----
TOTAL CHINA......................................              459,710,883      15.6%
                                                              ------------      ----
COLOMBIA -- (0.0%)
   Other Securities..............................                  753,689       0.0%
                                                              ------------      ----
HONG KONG -- (0.0%)
   Other Securities..............................                   12,892       0.0%
                                                              ------------      ----
HUNGARY -- (0.1%)
   Other Securities..............................                2,091,125       0.1%
                                                              ------------      ----
INDIA -- (8.4%)
   Other Securities..............................              272,539,401       9.2%
                                                              ------------      ----
INDONESIA -- (4.3%)
   PT Bhakti Investama Tbk....................... 103,922,400    5,917,040       0.2%
   PT Lippo Karawaci Tbk.........................  78,560,312    7,581,188       0.3%
   PT Mayorah Indah Tbk..........................   2,535,500    6,225,811       0.2%
   Other Securities..............................              121,590,703       4.1%
                                                              ------------      ----
TOTAL INDONESIA..................................              141,314,742       4.8%
                                                              ------------      ----
ISRAEL -- (0.0%)
   Other Securities..............................                  294,542       0.0%
                                                              ------------      ----
MALAYSIA -- (5.0%)
   Other Securities..............................              162,803,488       5.5%
                                                              ------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 Percentage
                                                       Shares      Value++     of Net Assets**
                                                      --------- -------------- ---------------
MEXICO -- (3.1%)
  #Arca Continental S.A.B. de C.V.................... 1,556,394 $   11,291,999       0.4%
 #*Genomma Lab Internacional S.A.B. de C.V. Series B. 4,371,954      8,714,526       0.3%
  *Industrias CH S.A.B. de C.V. Series B............. 1,217,718      7,066,931       0.2%
   Other Securities..................................               73,004,310       2.5%
                                                                --------------      ----
TOTAL MEXICO.........................................              100,077,766       3.4%
                                                                --------------      ----
PHILIPPINES -- (1.8%)
   Other Securities..................................               57,524,419       2.0%
                                                                --------------      ----
POLAND -- (1.5%)
   Other Securities..................................               48,812,366       1.7%
                                                                --------------      ----
SOUTH AFRICA -- (7.9%)
   Aveng, Ltd........................................ 2,057,732      7,365,511       0.3%
   AVI, Ltd.......................................... 1,505,301      9,947,350       0.3%
   Barloworld, Ltd...................................   854,276      6,922,746       0.2%
   Clicks Group, Ltd................................. 1,482,749     10,352,580       0.4%
   DataTec, Ltd......................................   975,763      6,065,177       0.2%
   Mr. Price Group, Ltd..............................   506,742      7,804,688       0.3%
  *Murray & Roberts Holdings, Ltd.................... 2,783,531      6,981,927       0.2%
   Nampak, Ltd....................................... 3,859,288     12,860,050       0.4%
   PPC, Ltd.......................................... 3,061,791     10,222,236       0.4%
   Reunert, Ltd......................................   945,660      8,334,441       0.3%
  *Sappi, Ltd........................................ 2,855,413      8,098,615       0.3%
   Spar Group, Ltd. (The)............................   622,477      8,691,302       0.3%
   Tongaat-Hulett, Ltd...............................   629,016      9,888,343       0.3%
   Other Securities..................................              142,665,475       4.8%
                                                                --------------      ----
TOTAL SOUTH AFRICA...................................              256,200,441       8.7%
                                                                --------------      ----
SOUTH KOREA -- (13.8%)
   BS Financial Group, Inc...........................   572,470      6,479,633       0.2%
 #*Cheil Worldwide, Inc..............................   380,705      7,332,746       0.3%
   CJ Corp...........................................    63,673      6,210,345       0.2%
   DGB Financial Group, Inc..........................   528,843      6,682,580       0.2%
   Hyosung Corp......................................   106,255      5,851,998       0.2%
   Hyundai Marine & Fire Insurance Co., Ltd..........   203,720      6,574,751       0.2%
   Korea Investment Holdings Co., Ltd................   175,310      5,992,811       0.2%
   Macquarie Korea Infrastructure Fund............... 1,309,661      8,046,199       0.3%
  #Woongjin Coway Co., Ltd...........................   187,030      6,814,273       0.2%
   Yuhan Corp........................................    34,258      5,913,574       0.2%
   Other Securities..................................              382,362,019      13.0%
                                                                --------------      ----
TOTAL SOUTH KOREA....................................              448,260,929      15.2%
                                                                --------------      ----
TAIWAN -- (12.5%)
   Other Securities..................................              406,004,257      13.7%
                                                                --------------      ----
THAILAND -- (3.5%)
   Other Securities..................................              112,281,873       3.8%
                                                                --------------      ----
TURKEY -- (2.8%)
   Other Securities..................................               92,008,419       3.1%
                                                                --------------      ----
TOTAL COMMON STOCKS..................................            2,893,797,143      98.0%
                                                                --------------      ----
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.6%)
   Marcopolo SA...................................... 1,047,700      6,143,673       0.2%
   Other Securities..................................               45,670,415       1.6%
                                                                --------------      ----
TOTAL BRAZIL.........................................               51,814,088       1.8%
                                                                --------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                         ---------- -------------- ---------------
INDIA -- (0.0%)
   Other Securities.....................            $       15,097        0.0%
                                                    --------------      -----
MALAYSIA -- (0.0%)
   Other Securities.....................                    83,726        0.0%
                                                    --------------      -----
TOTAL PREFERRED STOCKS..................                51,912,911        1.8%
                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.....................                    11,762        0.0%
                                                    --------------      -----
INDONESIA -- (0.0%)
   Other Securities.....................                       540        0.0%
                                                    --------------      -----
MALAYSIA -- (0.0%)
   Other Securities.....................                     5,855        0.0%
                                                    --------------      -----
POLAND -- (0.0%)
   Other Securities.....................                    12,515        0.0%
                                                    --------------      -----
SOUTH AFRICA -- (0.0%)
   Other Securities.....................                    84,368        0.0%
                                                    --------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities.....................                    21,309        0.0%
                                                    --------------      -----
TAIWAN -- (0.0%)
   Other Securities.....................                     1,792        0.0%
                                                    --------------      -----
THAILAND -- (0.0%)
   Other Securities.....................                        --        0.0%
                                                    --------------      -----
TOTAL RIGHTS/WARRANTS...................                   138,141        0.0%
                                                    --------------      -----

                                          Shares/
                                           Face
                                          Amount
                                           (000)       Value+
                                         ---------- --------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@DFA Short Term Investment Fund...... 26,101,988    302,000,000       10.2%
                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,930,243,382)................            $3,247,848,195      110.0%
                                                    ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $287,843,483             --   --    $  287,843,483
   Chile......................   45,262,428             --   --        45,262,428
   China......................       39,450 $  459,671,433   --       459,710,883
   Colombia...................      753,689             --   --           753,689
   Hong Kong..................           --         12,892   --            12,892
   Hungary....................           --      2,091,125   --         2,091,125
   India......................      822,501    271,716,900   --       272,539,401
   Indonesia..................           --    141,314,742   --       141,314,742
   Israel.....................           --        294,542   --           294,542
   Malaysia...................           --    162,803,488   --       162,803,488
   Mexico.....................   99,784,365        293,401   --       100,077,766
   Philippines................           --     57,524,419   --        57,524,419
   Poland.....................           --     48,812,366   --        48,812,366
   South Africa...............           --    256,200,441   --       256,200,441
   South Korea................           --    448,260,929   --       448,260,929
   Taiwan.....................           --    406,004,257   --       406,004,257
   Thailand...................  112,183,894         97,979   --       112,281,873
   Turkey.....................           --     92,008,419   --        92,008,419
Preferred Stocks
   Brazil.....................   51,776,669         37,419   --        51,814,088
   India......................           --         15,097   --            15,097
   Malaysia...................           --         83,726   --            83,726
Rights/Warrants
   Brazil.....................           --         11,762   --            11,762
   Indonesia..................           --            540   --               540
   Malaysia...................           --          5,855   --             5,855
   Poland.....................           --         12,515   --            12,515
   South Africa...............           --         84,368   --            84,368
   South Korea................           --         21,309   --            21,309
   Taiwan.....................           --          1,792   --             1,792
   Thailand...................           --             --   --                --
Securities Lending Collateral.           --    302,000,000   --       302,000,000
                               ------------ --------------   --    --------------
TOTAL......................... $598,466,479 $2,649,381,716   --    $3,247,848,195
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                    The Japanese   The Asia
                                                                           The U.S.      The DFA       Small     Pacific Small
                                                                          Large Cap   International   Company       Company
                                                                         Value Series Value Series     Series       Series
                                                                         ------------ ------------- ------------ -------------
ASSETS:
Investments at Value (including $581,088,
   $580,675, $211,713 and $179,249 of securities on loan, respectively). $10,580,291   $7,190,531    $1,671,206   $  993,970
Temporary Cash Investments at Value & Cost..............................       8,414           --            --           --
Collateral Received from Securities on Loan at
   Value & Cost.........................................................       1,574        1,682         3,965        1,641
Affiliated Collateral Received from Securities on
   Loan at Value & Cost.................................................     596,183      610,000       225,000      200,000
Foreign Currencies at Value.............................................          --       11,804         1,629        7,889
Cash....................................................................          --       10,538           987          421
Receivables:
   Investment Securities Sold...........................................         154           39         4,651        2,087
   Dividends, Interest and Tax Reclaims.................................      13,428       25,600        12,702        2,144
   Securities Lending Income............................................         179          608           263          339
   Fund Shares Sold.....................................................         202        5,782            --          500
Prepaid Expenses and Other Assets.......................................          --          177            --           --
                                                                         -----------   ----------    ----------   ----------
       Total Assets.....................................................  11,200,425    7,856,761     1,920,403    1,208,991
                                                                         ===========   ==========    ==========   ==========
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     597,757      611,682       228,965      201,641
   Investment Securities Purchased......................................       4,455        2,826         4,385        2,837
   Fund Shares Redeemed.................................................       7,689        2,358            62           90
   Due to Advisor.......................................................         890        1,209           141           83
   Loan Payable.........................................................          --           --            --          401
Unrealized Loss on Foreign Currency Contracts...........................          --           --            --            1
Accrued Expenses and Other Liabilities..................................         482          437           119           78
                                                                         -----------   ----------    ----------   ----------
       Total Liabilities................................................     611,273      618,512       233,672      205,131
                                                                         -----------   ----------    ----------   ----------
NET ASSETS.............................................................. $10,589,152   $7,238,249    $1,686,731   $1,003,860
                                                                         ===========   ==========    ==========   ==========
Investments at Cost..................................................... $ 7,765,593   $6,790,794    $1,867,719   $  951,649
                                                                         ===========   ==========    ==========   ==========
Foreign Currencies at Cost.............................................. $        --   $   11,815    $    1,628   $    7,863
                                                                         ===========   ==========    ==========   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                   The United     The       The
                                                                    Kingdom   Continental Canadian    The     The Emerging
                                                                     Small       Small     Small    Emerging    Markets
                                                                    Company     Company   Company   Markets    Small Cap
                                                                     Series     Series     Series   Series*     Series*
                                                                   ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $26,517, $274,460, $209,339,
  $211,020 and $330,402 of securities on loan,respectively)....... $1,457,734 $2,237,485  $686,367 $2,896,818  $2,945,848
Collateral Received from Securities on Loan at Value & Cost.......         --        991       440        442          --
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................     28,000    293,000   221,000    175,000     302,000
Foreign Currencies at Value.......................................      2,526      2,359     1,190      9,517       2,718
Cash..............................................................        187        335       466      3,867       7,127
Receivables:
   Investment Securities Sold.....................................        310      1,981       772        175         138
   Dividends and Tax Reclaims.....................................      4,225      2,774       421      3,133       1,986
   Securities Lending Income......................................         43        586       284        395       1,222
   Fund Shares Sold...............................................         --         20        --      4,566         115
                                                                   ---------- ----------  -------- ----------  ----------
       Total Assets...............................................  1,493,025  2,539,531   910,940  3,093,913   3,261,154
                                                                   ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................     28,000    293,991   221,440    175,442     302,000
   Investment Securities Purchased................................         --         10       296      4,269       4,777
   Fund Shares Redeemed...........................................          3         --        --        228          --
   Due to Advisor.................................................        121        188        58        242         491
Unrealized Loss on Foreign Currency Contracts.....................         --         --        --         --           1
Accrued Expenses and Other Liabilities............................         63        163        60        425         535
                                                                   ---------- ----------  -------- ----------  ----------
       Total Liabilities..........................................     28,187    294,352   221,854    180,606     307,804
                                                                   ---------- ----------  -------- ----------  ----------
NET ASSETS........................................................ $1,464,838 $2,245,179  $689,086 $2,913,307  $2,953,350
                                                                   ========== ==========  ======== ==========  ==========
Investments at Cost............................................... $1,182,154 $2,289,430  $775,420 $1,831,008  $2,628,243
                                                                   ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost........................................ $    2,508 $    2,355  $  1,192 $    9,562  $    2,699
                                                                   ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                                     The Asia
                                                                               The U.S.      The DFA    The Japanese Pacific
                                                                                 Large    International    Small      Small
                                                                               Cap Value      Value       Company    Company
                                                                                Series       Series        Series     Series
                                                                               ---------- ------------- ------------ --------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $0, $20,887, $2,646 and $869,
     respectively)............................................................ $  216,492   $ 263,184     $ 35,255   $37,078
   Interest...................................................................         21           2           --        --
   Income from Securities Lending.............................................      7,882      13,556        2,692     3,507
                                                                               ----------   ---------     --------   -------
          Total Investment Income.............................................    224,395     276,742       37,947    40,585
                                                                               ----------   ---------     --------   -------
Expenses
   Investment Advisory Services Fees..........................................      9,897      13,887        1,638       918
   Accounting & Transfer Agent Fees...........................................        932         666          176       110
   Custodian Fees.............................................................        107       1,453          481       424
   Shareholders' Reports......................................................         52          37            9         5
   Directors'/Trustees' Fees & Expenses.......................................         84          59           14         8
   Professional Fees..........................................................        362         237           45        26
   Other......................................................................        114         100           24        15
                                                                               ----------   ---------     --------   -------
          Total Expenses......................................................     11,548      16,439        2,387     1,506
                                                                               ----------   ---------     --------   -------
   Fees Paid Indirectly.......................................................         --         (18)          (7)       (3)
                                                                               ----------   ---------     --------   -------
   Net Expenses...............................................................     11,548      16,421        2,380     1,503
                                                                               ----------   ---------     --------   -------
   Net Investment Income (Loss)...............................................    212,847     260,321       35,567    39,082
                                                                               ----------   ---------     --------   -------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.............................................    408,690     133,256       15,297    27,956
       Futures................................................................         --          --         (283)     (140)
       Foreign Currency Transactions..........................................         --      (1,249)         593      (236)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............................  1,049,282    (157,327)     (47,991)    3,183
       Translation of Foreign Currency Denominated Amounts....................         --        (266)         (76)      (94)
                                                                               ----------   ---------     --------   -------
   Net Realized and Unrealized Gain (Loss)....................................  1,457,972     (25,586)     (32,460)   30,669
                                                                               ----------   ---------     --------   -------
Net Increase (Decrease) in Net Assets Resulting from Operations............... $1,670,819   $ 234,735     $  3,107   $69,751
                                                                               ==========   =========     ========   =======

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                              The United     The
                                                               Kingdom   Continental The Canadian    The      The Emerging
                                                                Small       Small       Small      Emerging     Markets
                                                               Company     Company     Company     Markets     Small Cap
                                                                Series     Series       Series      Series       Series
                                                              ---------- ----------- ------------ --------    ------------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $23, $8,095,
     $2,668, $8,881 and $7,052, respectively)................  $ 43,186    $56,091     $ 14,549   $ 68,066      $ 58,851
   Interest..................................................        --         20           --         --            --
   Income from Securities Lending............................       337      9,906        2,591      5,012         8,179
                                                               --------    -------     --------   --------      --------
          Total Investment Income............................    43,523     66,017       17,140     73,078        67,030
                                                               --------    -------     --------   --------      --------
Expenses
   Investment Advisory Services Fees.........................     1,246      1,999          705      2,666         4,726
   Accounting & Transfer Agent Fees..........................       140        209           90        270           242
   Custodian Fees............................................       115        818          197      2,092         3,244
   Shareholders' Reports.....................................         6         11            4         14            12
   Directors'/Trustees' Fees & Expenses......................        10         17            6         22            18
   Professional Fees.........................................        33         77           20        111           261
   Other.....................................................        18         31            8         43            36
                                                               --------    -------     --------   --------      --------
          Total Expenses.....................................     1,568      3,162        1,030      5,218         8,539
                                                               --------    -------     --------   --------      --------
   Fees Paid Indirectly......................................        (3)        (8)          (1)       (19)          (21)
                                                               --------    -------     --------   --------      --------
   Net Expenses..............................................     1,565      3,154        1,029      5,199         8,518
                                                               --------    -------     --------   --------      --------
   Net Investment Income (Loss)..............................    41,958     62,863       16,111     67,879        58,512
                                                               --------    -------     --------   --------      --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................   (16,423)    (4,064)      26,982     34,169       106,663
       Futures...............................................       236         69           --         --          (389)
       Foreign Currency Transactions.........................       339       (359)         111       (571)**     (1,553)**
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............   247,250        694      (63,323)    24,259         6,038
       Translation of Foreign Currency Denominated
         Amounts.............................................       (35)      (285)          (7)        20           (15)
                                                               --------    -------     --------   --------      --------
   Net Realized and Unrealized Gain (Loss)...................   231,367     (3,945)     (36,237)    57,877       110,744
                                                               --------    -------     --------   --------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................  $273,325    $58,918     $(20,126)  $125,756      $169,256
                                                               ========    =======     ========   ========      ========

--------
** Net of foreign capital gain taxes withheld of $13 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                            The U.S.                  The DFA               The Japanese
                                                         Large Cap Value        International Value         Small Company
                                                             Series                    Series                  Series
                                                    ------------------------  -----------------------  ----------------------
                                                        Year         Year        Year         Year        Year        Year
                                                       Ended        Ended       Ended        Ended       Ended       Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2012         2011        2012         2011        2012        2011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   212,847  $   168,852  $  260,321  $   254,173  $   35,567  $   29,896
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     408,690      387,017     133,256      161,341      15,297      17,637
       Futures.....................................          --      (12,646)         --           --        (283)         --
       Foreign Currency Transactions...............          --           --      (1,249)         506         593          93
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................   1,049,282      (74,679)   (157,327)  (1,021,735)    (47,991)     66,983
       Translation of Foreign Currency
         Denominated Amounts.......................          --           --        (266)        (517)        (76)       (598)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................   1,670,819      468,544     234,735     (606,232)      3,107     114,011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................     505,769    1,230,772     699,069      900,473     385,924     212,545
   Withdrawals.....................................    (922,543)  (1,180,609)   (651,462)    (257,967)   (205,115)    (35,341)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...............    (416,774)      50,163      47,607      642,506     180,809     177,204
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................   1,254,045      518,707     282,342       36,274     183,916     291,215
Net Assets
   Beginning of Period.............................   9,335,107    8,816,400   6,955,907    6,919,633   1,502,815   1,211,600
                                                    -----------  -----------  ----------  -----------  ----------  ----------
   End of Period................................... $10,589,152  $ 9,335,107  $7,238,249  $ 6,955,907  $1,686,731  $1,502,815
                                                    ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          The Asia Pacific      The United Kingdom        The Continental
                                                           Small Company           Small Company           Small Company
                                                               Series                 Series                  Series
                                                       ---------------------  ----------------------  ----------------------
                                                          Year        Year       Year        Year        Year        Year
                                                         Ended       Ended      Ended       Ended       Ended       Ended
                                                        Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                          2012        2011       2012        2011        2012        2011
                                                       ----------  ---------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)....................... $   39,082  $  36,987  $   41,958  $   42,984  $   62,863  $   61,832
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................     27,956     71,818     (16,423)     18,980      (4,064)     66,872
       Futures........................................       (140)        --         236          --          69        (287)
       Foreign Currency Transactions..................       (236)       521         339          33        (359)       (576)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.....................................      3,183   (158,023)    247,250     (66,130)        694    (377,057)
       Translation of Foreign Currency
         Denominated Amounts..........................        (94)       109         (35)         53        (285)         52
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from Operations..........     69,751    (48,588)    273,325      (4,080)     58,918    (249,164)
                                                       ----------  ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions......................................    161,440     80,765      92,609     125,970     260,944     225,654
   Withdrawals........................................   (134,065)   (60,581)    (34,941)    (24,739)    (76,446)    (47,211)
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest..................     27,375     20,184      57,668     101,231     184,498     178,443
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets....................................     97,126    (28,404)    330,993      97,151     243,416     (70,721)
Net Assets
   Beginning of Period................................    906,734    935,138   1,133,845   1,036,694   2,001,763   2,072,484
                                                       ----------  ---------  ----------  ----------  ----------  ----------
   End of Period...................................... $1,003,860  $ 906,734  $1,464,838  $1,133,845  $2,245,179  $2,001,763
                                                       ==========  =========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                      The Canadian                                        The Emerging
                                      Small Company           The Emerging              Markets Small Cap
                                         Series              Markets Series                  Series
                                   ------------------  ------------------------    ------------------------
                                     Year      Year        Year          Year          Year          Year
                                    Ended     Ended       Ended         Ended         Ended         Ended
                                   Oct. 31,  Oct. 31,    Oct. 31,      Oct. 31,      Oct. 31,      Oct. 31,
                                     2012      2011        2012          2011          2012          2011
                                   --------  --------  ----------    ----------    ----------    ----------
Increase (Decrease) in Net
  Assets
Operations:
   Net Investment Income
     (Loss)....................... $ 16,111  $ 13,890  $   67,879    $   62,989    $   58,512    $   46,175
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold.....................   26,982    38,405      34,169       103,456       106,663        29,751
       Futures....................       --        --          --            --          (389)           --
       Foreign Currency
         Transactions.............      111      (110)       (571)**     (1,120)**     (1,553)**     (1,286)**
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency.....  (63,323)  (68,747)     24,259      (330,512)        6,038      (364,541)
       Translation of Foreign
         Currency Denominated
         Amounts..................       (7)        4          20          (115)          (15)          (32)
   Change in Deferred
     Thailand Capital Gains
     Tax..........................       --        --          --         4,428            --         3,997
                                   --------  --------  ----------    ----------    ----------    ----------
       Net Increase
         (Decrease) in Net
         Assets Resulting
         from Operations..........  (20,126)  (16,558)    125,756      (160,874)      169,256      (285,936)
                                   --------  --------  ----------    ----------    ----------    ----------
Transactions in Interest:
   Contributions..................   11,500   130,949     523,537       341,207     1,002,685       472,662
   Withdrawals....................  (38,550)  (41,851)   (175,967)     (269,845)      (93,517)     (193,156)
                                   --------  --------  ----------    ----------    ----------    ----------
       Net Increase
         (Decrease) from
         Transactions in
         Interest.................  (27,050)   89,098     347,570        71,362       909,168       279,506
                                   --------  --------  ----------    ----------    ----------    ----------
       Total Increase
         (Decrease) in Net
         Assets...................  (47,176)   72,540     473,326       (89,512)    1,078,424        (6,430)
Net Assets
   Beginning of Period............  736,262   663,722   2,439,981     2,529,493     1,874,926     1,881,356
                                   --------  --------  ----------    ----------    ----------    ----------
   End of Period.................. $689,086  $736,262  $2,913,307    $2,439,981    $2,953,350    $1,874,926
                                   ========  ========  ==========    ==========    ==========    ==========

--------
**Net of foreign capital gain taxes withheld of $13, $903, $ 87 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS

                                                                      The U.S. Large Cap Value Series+
                                               -----------------------------------------------------------------------------
                                                                                                     Period
                                                   Year         Year        Year        Year        Dec. 1,          Year
                                                  Ended        Ended       Ended       Ended        2007 to         Ended
                                                 Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                   2012         2011        2010        2009          2008           2007
                                               -----------  ----------   ----------  ----------  ----------      -----------
Total Return..................................       18.31%       5.69%       19.96%      11.90%     (36.53)%(C)       (0.32)%
                                               -----------  ----------   ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)......... $10,589,152  $9,335,107   $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average Net Assets.......        0.12%       0.12%        0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.15%       1.79%        2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate.......................          10%         14%          28%         29%         19%(C)            9%
                                               -----------  ----------   ----------  ----------  ----------      -----------

                                                                     The DFA International Value Series+
                                               -----------------------------------------------------------------------------
                                                                                                     Period
                                                   Year         Year        Year        Year        Dec. 1,          Year
                                                  Ended        Ended       Ended       Ended        2007 to         Ended
                                                 Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                   2012         2011        2010        2009          2008           2007
                                               -----------  ----------   ----------  ----------  ----------      -----------
Total Return..................................        3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)       17.32%
                                               -----------  ----------   ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)......... $ 7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $ 9,638,721
Ratio of Expenses to Average Net Assets.......        0.24%       0.23%        0.24%       0.24%       0.23%(B)         0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.24%       0.23%        0.24%       0.24%       0.23%(B)         0.23%
Ratio of Net Investment Income to Average Net
  Assets......................................        3.75%       3.47%        2.55%       3.22%       4.15%(B)         3.04%
Portfolio Turnover Rate.......................          14%          9%          20%         18%         16%(C)           16%
                                               -----------  ----------   ----------  ----------  ----------      -----------

Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                     The Japanese Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,          Year
                                                 Ended        Ended       Ended       Ended        2007 to         Ended
                                                Oct. 31,     Oct. 31,    Oct 31,     Oct. 31,      Oct. 31,       Nov. 30,
                                                  2012         2011        2010        2009          2008           2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       0.54%      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,686,731  $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821
Ratio of Expenses to Average Net Assets.......       0.15%       0.14%        0.14%       0.15%       0.13%(B)        0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.15%       0.14%        0.14%       0.15%       0.13%(B)        0.13%
Ratio of Net Investment Income to Average Net
  Assets......................................       2.17%       2.07%        1.95%       2.15%       2.64%(B)        1.94%
Portfolio Turnover Rate.......................          7%          5%          10%          7%         10%(C)           9%
                                               ----------  ----------   ----------  ----------  ----------      ----------

                                                                   The Asia Pacific Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,          Year
                                                 Ended        Ended       Ended       Ended        2007 to         Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                  2012         2011        2010        2009          2008           2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       7.48%      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,003,860  $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154
Ratio of Expenses to Average Net Assets.......       0.16%       0.16%        0.17%       0.18%       0.15%(B)        0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.16%       0.16%        0.17%       0.18%       0.15%(B)        0.15%
Ratio of Net Investment Income to Average Net
  Assets......................................       4.26%       3.78%        3.64%       4.00%       4.33%(B)        3.58%
Portfolio Turnover Rate.......................         18%         17%          18%         23%         20%(C)          25%
                                               ----------  ----------   ----------  ----------  ----------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                 The United Kingdom Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,         Year
                                                 Ended        Ended       Ended       Ended        2007 to        Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................      23.41%       0.20%       25.94%      43.51%     (50.77)%(C)       2.42%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,464,838  $1,133,845   $1,036,694  $  770,472  $  555,390      $1,158,580
Ratio of Expenses to Average Net Assets.......       0.13%       0.13%        0.13%       0.14%       0.12%(B)        0.12%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.13%       0.13%        0.13%       0.14%       0.12%(B)        0.12%
Ratio of Net Investment Income to Average Net
  Assets......................................       3.37%       3.76%        2.86%       4.02%       3.79%(B)        2.72%
Portfolio Turnover Rate.......................          6%          7%          15%         10%         25%(C)          12%
                                               ----------  ----------   ----------  ----------  ----------      ----------

                                                                   The Continental Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,         Year
                                                 Ended        Ended       Ended       Ended        2007 to        Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       2.29%     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $2,245,179  $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122
Ratio of Expenses to Average Net Assets.......       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Net Investment Income to Average Net
  Assets......................................       3.15%       2.72%        2.24%       2.93%       3.49%(B)        2.16%
Portfolio Turnover Rate.......................          9%         10%          12%          7%         18%(C)          12%
                                               ----------  ----------   ----------  ----------  ----------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                           The Canadian Small Company Series
                                 -------------------------------------------------------------------------------
                                                                                       Period
                                     Year         Year        Year        Year        Dec. 1,           Period
                                    Ended        Ended       Ended       Ended        2007 to      April 2, 2007(a)
                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,            to
                                     2012         2011        2010        2009          2008        Nov. 30, 2007
                                 ----------   ----------   ----------  ----------  ----------      ----------------
Total Return....................      (2.51)%       0.27%       43.17%      61.67%     (56.44)%(C)         10.20%(C)
                                 ----------   ----------   ----------  ----------  ----------         ----------
Net Assets, End of Period
  (thousands)................... $  689,086   $  736,262   $  663,722  $  365,181  $  232,873         $  213,529
Ratio of Expenses to Average
  Net Assets....................       0.15%        0.14%        0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)..............       0.15%        0.14%        0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Net Investment Income
  to Average Net Assets.........       2.29%        1.72%        1.05%       1.37%       0.97%(B)           0.47%(B)(E)
Portfolio Turnover Rate.........         22%          24%          10%         23%         21%(C)              6%(C)
                                 ----------   ----------   ----------  ----------  ----------         ----------

                                                              The Emerging Markets Series
                                 -------------------------------------------------------------------------------
                                                                                       Period
                                                  Year        Year        Year        Dec. 1,            Year
                                  Year Ended     Ended       Ended       Ended        2007 to           Ended
                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,         Nov. 30,
                                     2012         2011        2010        2009          2008             2007
                                 ----------   ----------   ----------  ----------  ----------      ----------------
Total Return....................       4.55%       (6.44)%      27.04%      53.99%     (48.15)%(C)         42.62%
                                 ----------   ----------   ----------  ----------  ----------         ----------
Net Assets, End of Period
  (thousands)................... $2,913,307   $2,439,981   $2,529,493  $2,109,316  $1,624,524         $3,707,790
Ratio of Expenses to Average
  Net Assets....................       0.20%        0.20%        0.19%       0.20%       0.18%(B)           0.19%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)..............       0.20%        0.20%        0.19%       0.20%       0.18%(B)           0.19%
Ratio of Net Investment Income
  to Average Net Assets.........       2.55%        2.48%        2.18%       2.57%       3.00%(B)           2.52%
Portfolio Turnover Rate.........          5%          16%          12%         14%         19%(C)              7%
                                 ----------   ----------   ----------  ----------  ----------         ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      The Emerging Markets Small Cap Series
                                                    -------------------------------------------------------------------------
                                                                                                        Period
                                                       Year         Year        Year        Year       Dec. 1,        Year
                                                      Ended        Ended       Ended       Ended       2007 to       Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                                       2012         2011        2010        2009         2008         2007
                                                    ----------  ----------   ----------  ----------  --------      ----------
Total Return.......................................       7.19%     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%
                                                    ----------  ----------   ----------  ----------  --------      ----------
Net Assets, End of Period (thousands).............. $2,953,350  $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571
Ratio of Expenses to Average Net Assets............       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)............................       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.48%       2.32%        2.16%       2.52%     3.07%(B)        1.94%
Portfolio Turnover Rate............................         13%         18%          15%         13%       19%(C)          16%
                                                    ----------  ----------   ----------  ----------  --------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

Domestic Equity Portfolio                     International Equity Portfolios
-------------------------                -----------------------------------------

The U.S. Large Cap Value Series          The DFA International Value Series

                                         The Japanese Small Company Series

                                         The Asia Pacific Small Company Series

                                         The United Kingdom Small Company Series

                                         The Continental Small Company Series

                                         The Canadian Small Company Series

                                         The Emerging Markets Series

                                         The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierachy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10% The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $18
              The Japanese Small Company Series.......      7
              The Asia Pacific Small Company Series...      3
              The United Kingdom Small Company Series.      3
              The Continental Small Company Series....      8
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............     19
              The Emerging Markets Small Cap Series...     21

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid by the Trust to the CCO were $82 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $262
                    The DFA International Value Series.  202

                  The Japanese Small Company Series....... $43
                  The Asia Pacific Small Company Series...  21
                  The United Kingdom Small Company Series.  25
                  The Continental Small Company Series....  51
                  The Canadian Small Company Series.......  12
                  The Emerging Markets Series.............  70
                  The Emerging Markets Small Cap Series...  38

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,030,715 $1,245,566
         The DFA International Value Series......  1,297,711    982,391
         The Japanese Small Company Series.......    326,323    108,934
         The Asia Pacific Small Company Series...    226,329    161,647
         The United Kingdom Small Company Series.    174,201     73,000
         The Continental Small Company Series....    454,150    189,112
         The Canadian Small Company Series.......    152,466    175,235
         The Emerging Markets Series.............    535,514    128,836
         The Emerging Markets Small Cap Series...  1,275,998    309,522

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $8,371,961   $3,160,109    $(345,608)     $2,814,501
The DFA International Value Series......  7,407,330    1,170,704     (775,821)        394,883
The Japanese Small Company Series.......  2,103,510      190,394     (393,733)       (203,339)
The Asia Pacific Small Company Series...  1,180,363      242,749     (227,501)         15,248
The United Kingdom Small Company Series.  1,220,692      426,464     (161,422)        265,042
The Continental Small Company Series....  2,588,006      453,225     (509,755)        (56,530)
The Canadian Small Company Series.......  1,004,183      105,385     (201,761)        (96,376)
The Emerging Markets Series.............  2,009,168    1,170,608     (107,516)      1,063,092
The Emerging Markets Small Cap Series...  2,953,965      649,864     (355,981)        293,883

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets.

These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                      Recognized in
                                                          Income
                                                   --------------------
                                                          Equity
                                                        Contracts
                                                   --------------------
         The Japanese Small Company Series*.......        $(283)
         The Asia Pacific Small Company Series*...         (140)
         The United Kingdom Small Company Series*.          236
         The Continental Small Company Series*....           69
         The Emerging Markets Small Cap Series*...         (389)

* As of October 31, 2012, there were no futures contracts outstanding. During the year ended October 31, 2012, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.89%       $18,911         99        $46        $58,537
The DFA International Value Series......     0.87%        10,399         20          5         53,091
The Japanese Small Company Series.......     0.87%           483          9         --          1,800
The Asia Pacific Small Company Series...     0.86%           508         32         --          2,385
The United Kingdom Small Company Series.     0.86%           304         10         --          2,542
The Continental Small Company Series....     0.91%         1,700         10         --          3,042
The Canadian Small Company Series.......     0.79%            24          5         --            121
The Emerging Markets Series.............     0.88%         4,459         28          3         10,372
The Emerging Markets Small Cap Series...     0.87%         2,241         35          2          9,738

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Series' available line of credit was utilized.

   At October 31, 2012, only The Asia Pacific Small Company Series had a loan outstanding in the amount of $401 (in thousands).

I. Securities Lending:

   As of October 31, 2012, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $47,301 and $61,083, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large

Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                               PERFORMANCE CHART

Dimensional Emerging Markets Value Fund vs. MSCI Emerging Markets Index (net div.)
October 31, 2002-October 31, 2012

                                                                Dimensional Emerging      MSCI Emerging
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate    Markets Value Fund  Markets Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- ------------------------
2002-10-31  2002-11-30     7.90%          6.88%         10/2002           10000                  10000
2002-11-30  2002-12-31    -2.96%         -3.33%         11/2002     10790.45027            10688.20463
2002-12-31  2003-01-31     1.54%         -0.44%         12/2002     10471.01268            10332.68124
2003-01-31  2003-02-28    -0.88%         -2.81%         01/2003     10632.10519            10287.11002
2003-02-28  2003-03-31    -2.17%         -2.86%         02/2003     10538.84111            9998.077641
2003-03-31  2003-04-30    13.16%          8.89%         03/2003     10309.92018            9712.550745
2003-04-30  2003-05-31     7.56%          7.15%         04/2003     11666.48863            10576.25547
2003-05-31  2003-06-30     4.46%          5.67%         05/2003     12548.25812            11332.42116
2003-06-30  2003-07-31     2.26%          6.22%         06/2003     13107.84261             11974.8284
2003-07-31  2003-08-31     6.64%          6.69%         07/2003     13404.59196            12719.45993
2003-08-31  2003-09-30     4.92%          0.73%         08/2003        14294.84            13570.61278
2003-09-30  2003-10-31     8.99%          8.51%         09/2003     14998.55988            13669.44466
2003-10-31  2003-11-30     1.14%          1.22%         10/2003     16346.64978            14832.47204
2003-11-30  2003-12-31    12.10%          7.24%         11/2003     16532.94454            15012.94766
2003-12-31  2004-01-31     2.73%          3.49%         12/2003     18533.72377             16099.9853
2004-01-31  2004-02-29     6.54%          4.59%         01/2004     19039.10975            16662.21886
2004-02-29  2004-03-31     1.25%          1.25%         02/2004     20285.14759            17426.29823
2004-03-31  2004-04-30    -6.96%         -8.19%         03/2004     20537.84059             17644.0921
2004-04-30  2004-05-31    -2.96%         -2.00%         04/2004     19108.81816            16199.38255
2004-05-31  2004-06-30     1.91%          0.43%         05/2004     18542.43732            15876.20003
2004-06-30  2004-07-31     1.25%         -1.83%         06/2004     18896.34863            15943.82184
2004-07-31  2004-08-31     4.54%          4.15%         07/2004     19133.43107            15651.96247
2004-08-31  2004-09-30     6.58%          5.77%         08/2004     20002.73335            16301.04143
2004-09-30  2004-10-31     3.19%          2.39%         09/2004      21319.3255            17241.52745
2004-10-31  2004-11-30    10.81%          9.26%         10/2004     22000.19985            17653.47774
2004-11-30  2004-12-31     6.49%          4.80%         11/2004     24378.83883             19287.7093
2004-12-31  2005-01-31     1.68%          0.25%         12/2004     25959.97635            20214.06032
2005-01-31  2005-02-28     9.13%          8.72%         01/2005     26396.27847            20265.39862
2005-02-28  2005-03-31    -7.27%         -6.61%         02/2005     28805.02978            22033.51685
2005-03-31  2005-04-30    -3.54%         -2.68%         03/2005     26711.67114            20577.38623
2005-04-30  2005-05-31     1.52%          3.48%         04/2005     25764.83617            20024.99063
2005-05-31  2005-06-30     3.33%          3.40%         05/2005     26156.31601            20722.01549
2005-06-30  2005-07-31     7.26%          6.99%         06/2005     27026.40266            21426.05132
2005-07-31  2005-08-31     1.65%          0.86%         07/2005     28989.11107            22923.68229
2005-08-31  2005-09-30     8.05%          9.31%         08/2005     29468.26993             23119.9891
2005-09-30  2005-10-31    -6.23%         -6.54%         09/2005     31839.84165            25272.80535
2005-10-31  2005-11-30     7.42%          8.27%         10/2005     29855.64651            23620.93331
2005-11-30  2005-12-31     6.31%          5.91%         11/2005     32071.93681              25574.955
2005-12-31  2006-01-31     9.60%         11.17%         12/2005     34096.21693            27086.60788
2006-01-31  2006-02-28     0.41%         -0.12%         01/2006     37368.99442             30111.9491
2006-02-28  2006-03-31     3.42%          0.88%         02/2006     37522.10682            30076.21583
2006-03-31  2006-04-30     8.73%          7.12%         03/2006     38806.22665            30341.27525
2006-04-30  2006-05-31   -10.78%        -10.48%         04/2006     42195.29097            32501.78094
2006-05-31  2006-06-30    -0.89%         -0.24%         05/2006     37644.53605            29096.49107
2006-06-30  2006-07-31     2.41%          1.43%         06/2006     37309.19804            29025.36378
2006-07-31  2006-08-31     1.82%          2.55%         07/2006     38209.03088            29440.93262
2006-08-31  2006-09-30     2.07%          0.83%         08/2006     38905.67565            30191.10507
2006-09-30  2006-10-31     6.98%          4.75%         09/2006     39710.00953            30442.48182
2006-10-31  2006-11-30     7.34%          7.43%         10/2006     42482.97306            31887.98293
2006-11-30  2006-12-31     3.54%          4.50%         11/2006     45599.59794            34258.36502
2006-12-31  2007-01-31     1.58%         -1.08%         12/2006     47213.71624            35800.88873
2007-01-31  2007-02-28     0.60%         -0.59%         01/2007     47958.60523            35415.39915
2007-02-28  2007-03-31     5.24%          3.98%         02/2007     48244.31606            35205.20002
2007-03-31  2007-04-30     8.00%          4.63%         03/2007     50771.34708            36607.13479
2007-04-30  2007-05-31     7.63%          4.95%         04/2007     54835.10208            38301.93602
2007-05-31  2007-06-30     2.87%          4.69%         05/2007     59021.69097            40199.01976
2007-06-30  2007-07-31     4.77%          5.28%         06/2007     60716.24691            42083.39264
2007-07-31  2007-08-31    -3.19%         -2.13%         07/2007     63613.38825            44303.84785
2007-08-31  2007-09-30     9.03%         11.04%         08/2007     61582.29628             43362.3024
2007-09-30  2007-10-31    11.01%         11.15%         09/2007     67142.01867            48150.94986
2007-10-31  2007-11-30    -7.26%         -7.09%         10/2007     74535.41778            53520.78318
2007-11-30  2007-12-31    -0.13%          0.35%         11/2007       69125.935            49726.86787
2007-12-31  2008-01-31    -9.91%        -12.48%         12/2007     69038.26331            49901.25085
2008-01-31  2008-02-29     4.02%          7.38%         01/2008     62193.56065             43673.8733
2008-02-29  2008-03-31    -3.34%         -5.29%         02/2008     64694.94701            46897.54641
2008-03-31  2008-04-30     7.74%          8.12%         03/2008     62533.94378            44415.76252
2008-04-30  2008-05-31     0.90%          1.86%         04/2008     67375.79586            48020.26653
2008-05-31  2008-06-30   -11.60%         -9.97%         05/2008     67979.60329            48911.10737
2008-06-30  2008-07-31    -1.94%         -3.77%         06/2008     60093.69775            44032.83828
2008-07-31  2008-08-31    -8.52%         -7.99%         07/2008     58930.74248            42371.91524
2008-08-31  2008-09-30   -17.24%        -17.50%         08/2008     53910.46039            38987.53211
2008-09-30  2008-10-31   -31.02%        -27.37%         09/2008      44615.6425            32164.58346
2008-10-31  2008-11-30    -7.55%         -7.53%         10/2008     30773.70777            23361.83389
2008-11-30  2008-12-31    12.34%          7.80%         11/2008     28451.60634            21603.22571
2008-12-31  2009-01-31    -8.99%         -6.46%         12/2008     31962.56422            23288.18785
2009-01-31  2009-02-28    -8.50%         -5.64%         01/2009     29090.05385            21784.22273
2009-02-28  2009-03-31    17.36%         14.37%         02/2009     26617.81131            20555.33038
2009-03-31  2009-04-30    19.68%         16.64%         03/2009     31239.11507            23509.27602
2009-04-30  2009-05-31    22.56%         17.09%         04/2009     37385.48175            27421.45939
2009-05-31  2009-06-30    -1.22%         -1.35%         05/2009     45820.51471            32106.85072
2009-06-30  2009-07-31    13.46%         11.24%         06/2009     45263.06338            31674.35664
2009-07-31  2009-08-31     0.79%         -0.36%         07/2009     51355.93966            35236.07119
2009-08-31  2009-09-30     9.26%          9.08%         08/2009     51759.75602            35109.92688
2009-09-30  2009-10-31    -2.35%          0.12%         09/2009     56553.09626             38296.8602
2009-10-31  2009-11-30     6.41%          4.30%         10/2009     55225.17228            38344.23233
2009-11-30  2009-12-31     5.00%          3.95%         11/2009     58766.64207            39991.33055
2009-12-31  2010-01-31    -5.66%         -5.58%         12/2009     61703.76548            41570.63621
2010-01-31  2010-02-28     0.81%          0.35%         01/2010     58210.64339            39252.15628
2010-02-28  2010-03-31     8.82%          8.07%         02/2010     58682.03356             39390.3133
2010-03-31  2010-04-30     0.68%          1.21%         03/2010     63855.23859             42570.3986
2010-04-30  2010-05-31   -10.43%         -8.80%         04/2010     64290.36798            43086.13887
2010-05-31  2010-06-30     0.63%         -0.74%         05/2010     57582.12315             39296.4307
2010-06-30  2010-07-31     9.30%          8.33%         06/2010     57944.73098            39007.56331
2010-07-31  2010-08-31    -1.79%         -1.94%         07/2010      63335.5007            42255.92483
2010-08-31  2010-09-30    12.05%         11.11%         08/2010     62199.32951            41435.27509
2010-09-30  2010-10-31     3.45%          2.90%         09/2010     69693.22463            46039.95583
2010-10-31  2010-11-30    -3.20%         -2.64%         10/2010     72098.52321            47376.79589
2010-11-30  2010-12-31     8.35%          7.14%         11/2010     69789.92004            46126.15023
2010-12-31  2011-01-31    -3.12%         -2.71%         12/2010     75615.81914            49417.68963
2011-01-31  2011-02-28    -1.62%         -0.93%         01/2011     73258.86826            48076.93112
2011-02-28  2011-03-31     5.77%          5.88%         02/2011     72074.34936            47628.60177
2011-03-31  2011-04-30     3.60%          3.10%         03/2011     76232.25243            50428.86654
2011-04-30  2011-05-31    -3.78%         -2.62%         04/2011     78975.98501            51993.18073
2011-05-31  2011-06-30    -2.04%         -1.54%         05/2011     75990.51389            50629.43612
2011-06-30  2011-07-31    -0.80%         -0.44%         06/2011     74443.38715            49850.56795
2011-07-31  2011-08-31   -10.11%         -8.94%         07/2011     73851.12768            49629.16113
2011-08-31  2011-09-30   -17.92%        -14.58%         08/2011     66381.40643            45194.09196
2011-09-30  2011-10-31    13.18%         13.25%         09/2011     54487.86967            38605.04085
2011-10-31  2011-11-30    -5.04%         -6.66%         10/2011     61667.50467            43718.55662
2011-11-30  2011-12-31    -3.55%         -1.21%         11/2011     58561.16426            40804.88147
2011-12-31  2012-01-31    13.91%         11.34%         12/2011     56482.21271            40313.07288
2012-01-31  2012-02-29     6.11%          5.99%         01/2012     64338.71567            44885.64739
2012-02-29  2012-03-31    -4.27%         -3.34%         02/2012     68266.96715            47574.28607
2012-03-31  2012-04-30    -3.22%         -1.20%         03/2012      65354.0176            45986.28864
2012-04-30  2012-05-31   -11.05%        -11.21%         04/2012     63250.89219            45436.70648
2012-05-31  2012-06-30     4.55%          3.86%         05/2012     56264.64802            40341.21113
2012-06-30  2012-07-31    -0.60%          1.95%         06/2012     58827.07669            41898.19616
2012-07-31  2012-08-31     1.43%         -0.33%         07/2012     58476.55579            42715.46911
2012-08-31  2012-09-30     6.46%          6.03%         08/2012     59310.55379            42573.22844
2012-09-30  2012-10-31    -1.26%         -0.61%         09/2012     63142.10985            45142.17877
                                                     10/31/2012     62344.37264             44868.1269

                         One Year Five Years  Ten Years
                         -------- ----------  ---------
                            1.10%      -3.51%   20.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review             12 Months Ended October 31, 2012

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.


                 12 Months Ended October 31, 2012
                 --------------------------------

                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%

--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

            12 Months Ended October 31, 2012
            --------------------------------
                                                     Local
                                                    Currency U.S. Dollar
        Ten Largest Emerging Markets by Market Cap   Return    Return
        ------------------------------------------  -------- -----------
            China..................................   7.71%      7.92%
            South Korea............................   1.71%      3.35%
            Brazil.................................   4.65%    -12.68%
            Taiwan.................................  -1.78%      0.59%
            South Africa...........................  17.70%      6.84%
            India..................................   5.24%     -4.73%
            Russia.................................  -1.42%     -4.50%
            Mexico.................................  16.32%     17.03%
            Malaysia...............................  11.39%     12.19%
            Indonesia..............................  12.64%      3.82%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

International Equity Fund Performance Overview

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of value stocks of any market capitalization size in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Fund held approximately 2,200 securities across 18 emerging markets. In general, the Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Fund's assets. The Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"), to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 1.10% for the Fund and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks in emerging markets significantly underperformed during the period. The Fund had significantly greater exposure than the Index to value stocks, which was the primary contributor to relative underperformance. In particular, the Fund had lower exposure than the Index to large cap growth stocks in the Information Technology sector, which significantly outperformed and detracted from the Fund's relative performance. Differences in the valuation timing and methodology between the Fund and the Index contributed positively to performance of the Fund. The Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLE

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  985.64    0.21%    $1.05
     Hypothetical 5% Annual Return. $1,000.00 $1,024.08    0.21%    $1.07

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund

                     Consumer Discretionary........   6.4%
                     Consumer Staples..............   6.1%
                     Energy........................  16.5%
                     Financials....................  33.7%
                     Health Care...................   0.7%
                     Industrials...................  11.1%
                     Information Technology........   6.4%
                     Materials.....................  15.9%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   1.6%
                     Utilities.....................   1.6%
                                                    -----
                                                    100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                   Percentage
                                        Shares       Value++     of Net Assets**
                                      ----------- -------------- ---------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (6.4%)
   Banco Santander Brasil SA ADR.....  18,012,780 $  122,486,904       0.7%
   BM&F Bovespa SA...................  28,221,345    180,634,394       1.1%
   Petroleo Brasileiro SA ADR........  15,613,857    331,169,907       1.9%
   Other Securities..................                518,166,763       3.1%
                                                  --------------      ----
TOTAL BRAZIL.........................              1,152,457,968       6.8%
                                                  --------------      ----
CHILE -- (1.4%)
   Empresas CMPC SA..................  17,517,205     66,712,099       0.4%
   Other Securities..................                188,039,527       1.1%
                                                  --------------      ----
TOTAL CHILE..........................                254,751,626       1.5%
                                                  --------------      ----
CHINA -- (15.1%)
   #Agricultural Bank of China,
     Ltd. Series H................... 255,464,000    109,741,972       0.6%
   #Bank of China, Ltd. Series H..... 989,630,331    405,434,042       2.4%
    Bank of Communications Co.,
      Ltd. Series H.................. 110,893,574     79,063,779       0.5%
   #China Communications
     Construction Co., Ltd. Series H.  65,910,327     61,689,391       0.4%
    China Construction Bank Corp.
      Series H....................... 214,422,940    161,020,872       0.9%
   #China Petroleum & Chemical
     Corp. ADR.......................     993,796    104,557,277       0.6%
    China Petroleum & Chemical
      Corp. Series H................. 163,824,289    172,860,447       1.0%
   #China Unicom Hong Kong, Ltd.
     ADR.............................   7,316,862    117,728,310       0.7%
    Other Securities.................              1,480,337,248       8.8%
                                                  --------------      ----
TOTAL CHINA..........................              2,692,433,338      15.9%
                                                  --------------      ----
COLOMBIA -- (0.0%)
   Other Securities..................                  6,305,780       0.0%
                                                  --------------      ----
CZECH REPUBLIC -- (0.3%)
   Other Securities..................                 45,582,734       0.3%
                                                  --------------      ----
HONG KONG -- (0.0%)
   Other Securities..................                     39,287       0.0%
                                                  --------------      ----
HUNGARY -- (0.5%)
   #OTP Bank P.L.C...................   3,793,491     72,294,221       0.4%
    Other Securities.................                 24,821,623       0.2%
                                                  --------------      ----
TOTAL HUNGARY........................                 97,115,844       0.6%
                                                  --------------      ----
INDIA -- (7.7%)
   #ICICI Bank, Ltd. Sponsored ADR...   3,805,302    149,358,103       0.9%
    Reliance Industries, Ltd.........  19,097,966    284,786,980       1.7%
    State Bank of India..............   2,228,831     86,802,979       0.5%
    Other Securities.................                848,004,441       5.0%
                                                  --------------      ----
TOTAL INDIA..........................              1,368,952,503       8.1%
                                                  --------------      ----
INDONESIA -- (2.9%)
   Other Securities..................                524,481,734       3.1%
                                                  --------------      ----
ISRAEL -- (0.0%)
   Other Securities..................                    864,856       0.0%
                                                  --------------      ----
MALAYSIA -- (3.2%)
   Other Securities..................                571,995,908       3.4%
                                                  --------------      ----
MEXICO -- (6.6%)
   #Alfa S.A.B. de C.V. Series A.....  51,397,020     94,755,160       0.6%
   *Cemex S.A.B. de C.V. Sponsored
     ADR.............................  16,022,635    144,844,622       0.9%
    Fomento Economico Mexicano
      S.A.B. de C.V. Sponsored ADR...   2,494,369    226,014,775       1.3%

Dimensional Emerging Markets Value Fund
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                             ----------- -------------- ---------------
MEXICO -- (Continued)
    Grupo Financiero Banorte S.A.B. de
      C.V. Series O.........................  23,160,991 $  128,770,440       0.8%
    Grupo Mexico S.A.B. de C.V. Series B....  26,180,390     83,935,602       0.5%
    Other Securities........................                495,698,970       2.9%
                                                         --------------      ----
TOTAL MEXICO................................              1,174,019,569       7.0%
                                                         --------------      ----
PHILIPPINES -- (1.1%)
    Other Securities........................                188,668,045       1.1%
                                                         --------------      ----
POLAND -- (1.4%)
   *Polski Koncern Naftowy Orlen SA.........   5,693,986     78,039,888       0.5%
    Other Securities........................                173,374,865       1.0%
                                                         --------------      ----
TOTAL POLAND................................                251,414,753       1.5%
                                                         --------------      ----
RUSSIA -- (4.3%)
    Gazprom OAO Sponsored ADR...............  72,700,131    667,750,267       3.9%
    Other Securities........................                 97,505,229       0.6%
                                                         --------------      ----
TOTAL RUSSIA................................                765,255,496       4.5%
                                                         --------------      ----
SOUTH AFRICA -- (7.2%)
    ABSA Group, Ltd.........................   5,160,055     82,730,749       0.5%
   #Gold Fields, Ltd. Sponsored ADR.........  11,629,304    145,482,593       0.8%
    Nedbank Group, Ltd......................   3,179,691     65,565,003       0.4%
    Sanlam, Ltd.............................  28,863,728    128,793,703       0.8%
    Standard Bank Group, Ltd................  14,939,038    184,470,451       1.1%
  #*Steinhoff International Holdings, Ltd...  19,509,004     65,620,688       0.4%
    Other Securities........................                616,495,777       3.6%
                                                         --------------      ----
TOTAL SOUTH AFRICA..........................              1,289,158,964       7.6%
                                                         --------------      ----
SOUTH KOREA -- (14.4%)
    Hana Financial Group, Inc...............   3,300,484     96,014,717       0.6%
   #Hyundai Steel Co........................   1,031,183     74,092,555       0.4%
    KB Financial Group, Inc.................   2,902,753     98,710,063       0.6%
    KB Financial Group, Inc. ADR............   3,182,416    108,361,265       0.6%
   #LG Electronics, Inc.....................   1,750,233    121,766,959       0.7%
    POSCO...................................     673,915    211,848,256       1.3%
   #POSCO ADR...............................   1,618,522    126,859,754       0.7%
   #Samsung SDI Co., Ltd....................     500,681     62,766,213       0.4%
    Shinhan Financial Group Co., Ltd........   5,415,719    185,880,713       1.1%
    SK Holdings Co., Ltd....................     454,913     63,318,025       0.4%
   #SK Innovation Co., Ltd..................     595,603     87,545,630       0.5%
    Other Securities........................              1,326,862,243       7.9%
                                                         --------------      ----
TOTAL SOUTH KOREA...........................              2,564,026,393      15.2%
                                                         --------------      ----
TAIWAN -- (11.7%)
    First Financial Holding Co., Ltd........ 110,152,437     62,493,660       0.4%
    Fubon Financial Holding Co., Ltd........  74,753,471     76,587,420       0.5%
   #Mega Financial Holding Co., Ltd......... 123,517,381     89,722,186       0.5%
   #United Microelectronics Corp............ 206,208,681     76,461,049       0.4%
    Other Securities........................              1,787,063,949      10.6%
                                                         --------------      ----
TOTAL TAIWAN................................              2,092,328,264      12.4%
                                                         --------------      ----
THAILAND -- (3.0%)
    PTT Global Chemical PCL (Foreign).......  31,932,741     63,552,927       0.4%
    PTT PCL (Foreign).......................   5,915,600     61,375,556       0.4%
    Other Securities........................                411,283,606       2.4%
                                                         --------------      ----
TOTAL THAILAND..............................                536,212,089       3.2%
                                                         --------------      ----
TURKEY -- (2.5%)
    Turkiye Is Bankasi A.S..................  26,987,224     91,891,467       0.6%

Dimensional Emerging Markets Value Fund
CONTINUED

                                                                               Percentage
                                                   Shares        Value++     of Net Assets**
                                                 ----------- --------------- ---------------
TURKEY -- (Continued)
    Other Securities............................             $   359,019,734        2.1%
                                                             ---------------      -----
TOTAL TURKEY....................................                 450,911,201        2.7%
                                                             ---------------      -----
TOTAL COMMON STOCKS.............................              16,026,976,352       94.9%
                                                             ---------------      -----
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
   #Gerdau SA Sponsored ADR.....................  10,428,393      91,665,574        0.5%
    Petroleo Brasileiro SA......................  12,506,758     128,081,813        0.8%
    Petroleo Brasileiro SA ADR..................  16,172,808     332,027,748        2.0%
    Other Securities............................                 222,129,866        1.3%
                                                             ---------------      -----
TOTAL BRAZIL....................................                 773,905,001        4.6%
                                                             ---------------      -----
COLOMBIA -- (0.0%)
    Other Securities............................                   3,489,767        0.0%
                                                             ---------------      -----
INDIA -- (0.0%)
    Other Securities............................                      41,292        0.0%
                                                             ---------------      -----
MALAYSIA -- (0.0%)
    Other Securities............................                     281,138        0.0%
                                                             ---------------      -----
TOTAL PREFERRED STOCKS..........................                 777,717,198        4.6%
                                                             ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities............................                      50,099        0.0%
                                                             ---------------      -----
MALAYSIA -- (0.0%)
    Other Securities............................                      10,728        0.0%
                                                             ---------------      -----
POLAND -- (0.0%)
    Other Securities............................                      48,734        0.0%
                                                             ---------------      -----
THAILAND -- (0.0%)
    Other Securities............................                          --        0.0%
                                                             ---------------      -----
TURKEY -- (0.0%)
    Other Securities............................                          --        0.0%
                                                             ---------------      -----
TOTAL RIGHTS/WARRANTS...........................                     109,561        0.0%
                                                             ---------------      -----
                                                   Shares/
                                                    Face
                                                   Amount
                                                    (000)        Value+
                                                 ----------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@DFA Short Term Investment Fund..............  90,406,223   1,046,000,000        6.2%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 &
     5.000%, 01/01/39, valued at $10,294,594)
     to be repurchased at $10,092,837........... $    10,093      10,092,739        0.1%
                                                             ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............               1,056,092,739        6.3%
                                                             ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,106,640,494)........................             $17,860,895,850      105.8%
                                                             ===============      =====

Dimensional Emerging Markets Value Fund
CONTINUED

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                               Investment in Securities (Market Value)
                        ------------------------------------------------------
                           Level 1         Level 2     Level 3      Total
                        -------------- --------------- ------- ---------------
Common Stocks
   Brazil.............. $1,152,457,968              --   --    $ 1,152,457,968
   Chile...............    254,751,626              --   --        254,751,626
   China...............    235,243,847 $ 2,457,189,491   --      2,692,433,338
   Colombia............      6,305,780              --   --          6,305,780
   Czech Republic......             --      45,582,734   --         45,582,734
   Hong Kong...........             --          39,287   --             39,287
   Hungary.............             --      97,115,844   --         97,115,844
   India...............    168,733,905   1,200,218,598   --      1,368,952,503
   Indonesia...........             --     524,481,734   --        524,481,734
   Israel..............             --         864,856   --            864,856
   Malaysia............             --     571,995,908   --        571,995,908
   Mexico..............  1,173,372,993         646,576   --      1,174,019,569
   Philippines.........             --     188,668,045   --        188,668,045
   Poland..............             --     251,414,753   --        251,414,753
   Russia..............      1,477,962     763,777,534   --        765,255,496
   South Africa........    204,518,729   1,084,640,235   --      1,289,158,964
   South Korea.........    350,558,671   2,213,467,722   --      2,564,026,393
   Taiwan..............     35,124,278   2,057,203,986   --      2,092,328,264
   Thailand............    530,357,027       5,855,062   --        536,212,089
   Turkey..............             --     450,911,201   --        450,911,201
Preferred Stocks
   Brazil..............    773,905,001              --   --        773,905,001
   Colombia............      3,489,767              --   --          3,489,767
   India...............             --          41,292   --             41,292
   Malaysia............             --         281,138   --            281,138
Rights/Warrants
   Brazil..............             --          50,099   --             50,099
   Malaysia............             --          10,728   --             10,728
   Poland..............             --          48,734   --             48,734
   Thailand............             --              --   --                 --
   Turkey..............             --              --   --                 --
Securities Lending
  Collateral...........             --   1,056,092,739   --      1,056,092,739
                        -------------- ---------------   --    ---------------
TOTAL.................. $4,890,297,554 $12,970,598,296   --    $17,860,895,850
                        ============== ===============   ==    ===============

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,186,068 of securities on loan)*...... $16,804,803
Collateral Received from Securities on Loan at Value & Cost.............      10,093
Affiliated Collateral Received from Securities on Loan at Value & Cost..   1,046,000
Foreign Currencies at Value.............................................      45,598
Cash....................................................................       4,151
Receivables:
   Investment Securities Sold...........................................      24,446
   Dividends, Interest and Tax Reclaims.................................       8,000
   Fund Shares Sold.....................................................      21,560
   Securities Lending Income............................................       2,963
                                                                         -----------
       Total Assets.....................................................  17,967,614
                                                                         -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................   1,056,093
   Investment Securities Purchased......................................      23,801
   Due to Advisor.......................................................       1,421
Accrued Expenses and Other Liabilities..................................       1,977
                                                                         -----------
       Total Liabilities................................................   1,083,292
                                                                         -----------
NET ASSETS                                                               $16,884,322
                                                                         ===========
Investments at Cost..................................................... $17,050,548
                                                                         ===========
Foreign Currencies at Cost.............................................. $    44,606
                                                                         ===========

--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

 Investment Income
    Dividends (Net of Foreign Taxes Withheld of $49,100)......... $ 377,538
    Interest.....................................................         7
    Income from Securities Lending...............................    28,924
                                                                  ---------
           Total Investment Income...............................   406,469
                                                                  ---------
 Expenses
    Investment Advisory Services Fees............................    15,417
    Accounting & Transfer Agent Fees.............................     1,444
    Custodian Fees...............................................    13,411
    Shareholders' Reports........................................        78
    Directors'/Trustees' Fees & Expenses.........................       128
    Professional Fees............................................       555
    Other........................................................       313
                                                                  ---------
           Total Expenses........................................    31,346
                                                                  ---------
    Fees Paid Indirectly.........................................      (105)
                                                                  ---------
    Net Expenses.................................................    31,241
                                                                  ---------
    Net Investment Income (Loss).................................   375,228
                                                                  ---------
 Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
        Investment Securities Sold...............................   398,744
        Futures..................................................    (1,269)
        Foreign Currency Transactions............................    (4,761)**
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency...............  (574,018)
        Translation of Foreign Currency Denominated Amounts......      (185)
                                                                  ---------
    Net Realized and Unrealized Gain (Loss)......................  (181,489)
                                                                  ---------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $ 193,739
                                                                  =========

--------
** Net of foreign capital gain taxes withheld of $314.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                       Year           Year
                                                                                      Ended          Ended
                                                                                     Oct. 31,       Oct. 31,
                                                                                       2012           2011
                                                                                  -----------    -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................................................. $   375,228    $   320,817
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................................     398,744        201,891
       Futures...................................................................      (1,269)            --
       Foreign Currency Transactions.............................................      (4,761)**      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................    (574,018)    (2,901,288)
       Translation of Foreign Currency Denominated Amounts.......................        (185)            (7)
   Change in Deferred Thailand Capital Gains Tax.................................          --         16,303
                                                                                  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     193,739     (2,365,956)
                                                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................................................   3,560,477      5,059,674
   Withdrawals...................................................................    (873,473)      (608,094)
                                                                                  -----------    -----------
          Net Increase (Decrease) from Transactions in Interest..................   2,687,004      4,451,580
                                                                                  -----------    -----------
          Total Increase (Decrease) in Net Assets................................   2,880,743      2,085,624
Net Assets
   Beginning of Period...........................................................  14,003,579     11,917,955
                                                                                  -----------    -----------
   End of Period................................................................. $16,884,322    $14,003,579
                                                                                  ===========    ===========

--------
** Net of foreign capital gain taxes withheld of $314 and $1,707, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   Year         Year          Year        Year         Period          Year
                                                  Ended        Ended         Ended       Ended      Dec. 1, 2007      Ended
                                                 Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,         to          Nov. 30,
                                                   2012         2011          2010        2009      Oct. 31, 2008      2007
                                               -----------  -----------   -----------  ----------  -------------    ----------
Total Return..................................        1.10%      (14.47%)       30.55%      79.39%      (55.47)%(C)      51.59%
                                               -----------  -----------   -----------  ----------   ----------      ----------
Net Assets, End of Period (thousands)......... $16,884,322  $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710
Ratio of Expenses to Average Net Assets.......        0.20%        0.20%         0.19%       0.21%        0.19%(B)        0.19%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.20%        0.20%         0.19%       0.21%        0.19%(B)        0.19%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.43%        2.29%         1.81%       2.17%        3.19%(B)        2.50%
Portfolio Turnover Rate.......................           8%           5%           15%         20%          14%(C)          14%
                                               -----------  -----------   -----------  ----------   ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2012, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $261 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2012, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were $105 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $26 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                             Purchases. $4,238,656
                             Sales.....  1,158,122

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          Net
                                                       Unrealized
              Federal     Unrealized    Unrealized    Appreciation
              Tax Cost   Appreciation (Depreciation) (Depreciation)
              --------   ------------ -------------- --------------
             $18,160,399  $2,642,341   $(2,941,844)    $(299,503)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund had a shareholder owning 80% or more of its shares, and also had shareholders owning less than 80%, the transaction created a non-taxable transaction, pursuant to IRC (S)332, for those owning more than 80%, and a taxable transaction, pursuant to IRC (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized gain or loss relative to the investment of the less than 80% shareholders as if the master fund's investment securities were sold to those shareholders and, pursuant to IRC (S)331, each of those shareholders recognized gain or loss as if it liquidated its investment in the master fund. Pursuant to IRC (S)334(a), each of these shareholders took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to IRC (S)332(a), the shareholder did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it was utilized by the master fund to satisfy its dividends paid deduction for the tax year, had to be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation was the same as it was in the possession of the master fund. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of realized gains and losses on the Fund's Statement of Operations for the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended
October 31, 2012:

                                                                   Realized Gain (Loss)
                                                                      on Derivatives
                                                                   Recognized in Income
                                                                   --------------------
                                         Location on the Statement        Equity
                                               of Operations            Contracts
                                         ------------------------- --------------------
                                             Net Realized Gain
Dimensional Emerging Markets Value Fund.    (Loss) on: Futures           $(1,269)*

/*/ As of October 31, 2012, the Fund had no outstanding futures contracts. During the year ended October 31, 2012, the Fund had limited activity in futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          Weighted      Weighted    Number of   Interest Maximum Amount
           Average      Average        Days     Expense  Borrowed During
        Interest Rate Loan Balance Outstanding* Incurred   the Period
        ------------- ------------ ------------ -------- ---------------
            0.86%       $23,251         25        $14        $71,121

/*/ Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2012.

H. Securities Lending:

   As of October 31, 2012, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $247,081 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. Other

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position                                  Portfolios within the
with the Fund,           Term of Office/1/ and  DFA Fund Complex/2/        Principal Occupation(s) During Past 5 Years and
Address and Age          Length of Service            Overseen              Other Directorships of Public Companies Held
---------------          -------------------    ---------------------  --------------------------------------------------------
                                             Disinterested Trustees/Directors
George M.                 Since Inception       100 portfolios in 4    Leo Melamed Professor of Finance, The University of
Constantinides Director                         investment companies   Chicago Booth School of Business.
of DFAIDG and DIG.
Trustee of DFAITC and
DEM.
The University of
Chicago Booth School
of Business 5807
S. Woodlawn Avenue
Chicago, IL 60637
Age: 64

John P. Gould Director    Since Inception       100 portfolios in 4    Steven G. Rothmeier Distinguished Service Professor of
of DFAIDG and DIG.                              investment companies   Economics, The University of Chicago Booth School of
Trustee of DFAITC and                                                  Business (since 1965). Member and Chair, Competitive
DEM.                                                                   Markets Advisory Committee, Chicago Mercantile
The University of                                                      Exchange (futures trading exchange) (since 2004).
Chicago Booth School                                                   Formerly, Director of UNext, Inc. (1999-2006). Trustee,
of Business 5807                                                       Harbor Fund (registered investment company) (30
S. Woodlawn Avenue                                                     Portfolios) (since 1994). Formerly, Member of the Board
Chicago, IL 60637                                                      of Milwaukee Mutal Insurance Company (1997-2010).
Age: 73

Roger G. Ibbotson         Since Inception       100 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG                              investment companies   Management (since 1984). Chairman, CIO and Partner,
and DIG. Trustee of                                                    Zebra Capital Management, LLC (hedge fund manager)
DFAITC and DEM.                                                        (since 2001). Consultant to Morningstar, Inc. (since
Yale School of                                                         2006). Formerly, Chairman, Ibbotson Associates, Inc.,
Management P.O. Box                                                    Chicago, IL (software data publishing and consulting)
208200 New Haven, CT                                                   (1977-2006). Formerly, Director, BIRR Portfolio
06520-8200                                                             Analysis, Inc. (software products) (1990-2010).
Age: 68

Name, Position                                  Portfolios within the
with the Fund,           Term of Office/1 /and  DFA Fund Complex/2/        Principal Occupation(s) During Past 5 Years and
Address and Age          Length of Service            Overseen              Other Directorships of Public Companies Held
---------------          -------------------    ---------------------  --------------------------------------------------------
Edward P. Lazear            Since 2010          100 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG                              investment companies   (since 2002). Jack Steele Parker Professor of Human
and DIG.                                                               Resources Management and Economics, Graduate
Trustee of DFAITC and                                                  School of Business, Stanford University (since 1995).
DEM. Stanford                                                          Cornerstone Research (expert testimony and economic
University Graduate                                                    and financial analysis) (since 2009). Formerly,
School of Business 518                                                 Chairman of the President George W. Bush's Council
Memorial Way                                                           of Economic Advisers (2006-2009). Formerly,
Stanford, CA 94305-                                                    Council of Economic Advisors, State of California
5015 Age: 64                                                           (2005-2006). Formerly, Commissioner, White House
                                                                       Panel on Tax Reform (2005).

Myron S. Scholes          Since Inception       100 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG                              investment companies   Stanford University (since 1981). Formerly,
and DIG. Trustee of                                                    Chairman, Platinum Grove Asset Management, L.P.
DFAITC and DEM.                                                        (hedge fund) (formerly, Oak Hill Platinum Partners)
c/o Dimensional Fund                                                   (1999-2009). Formerly, Managing Partner, Oak Hill
Advisors, LP 6300 Bee                                                  Capital Management (private equity firm) (until
Cave Road Building 1                                                   2004). Director, American Century Fund Complex
Austin, TX 78746                                                       (registered investment companies) (40 Portfolios)
Age: 70                                                                (since 1980). Formerly, Director, Chicago Mercantile
                                                                       Exchange (2001-2008).

Abbie J. Smith Director     Since 2000          100 portfolios in 4    Boris and Irene Stern Distinguished Service Professor
of DFAIDG and DIG.                              investment companies   of Accounting, The University of Chicago Booth
Trustee of DFAITC and                                                  School of Business (since 1980). Co-Director
DEM.                                                                   Investment Research, Fundamental Investment
The University of                                                      Advisors (hedge fund) (since 2008). Director, HNI
Chicago Booth School                                                   Corporation (formerly known as HON Industries Inc.)
of Business 5807                                                       (office furniture) (since 2000). Director, Ryder System
S. Woodlawn Avenue                                                     Inc. (transportation, logistics and supply-chain
Chicago, IL 60637                                                      management) (since 2003). Trustee, UBS Funds (4
Age: 58                                                                investment companies within the fund complex) (52
                                                                       portfolios) (since 2009).

Name, Position                                      Portfolios within the
with the Fund,               Term of Office/1 /and  DFA Fund Complex/2/    Principal Occupation(s) During Past 5 Years and
Address and Age              Length of Service            Overseen         Other Directorships of Public Companies Held
---------------              -------------------    ---------------------  -----------------------------------------------
                                           Interested Trustees/Directors*
David G. Booth                Since Inception       100 portfolios in 4    Chairman, Director/Trustee, President,
Chairman, Director,                                 investment companies   and Co-Chief Executive Officer (since
Co-Chief Executive Officer                                                 January 2010) of Dimensional Holdings
and President of DFAIDG                                                    Inc., Dimensional Fund Advisors LP,
and DIG. Chairman,                                                         DFA Securities LLC, Dimensional
Trustee, Co-Chief                                                          Emerging Markets Value Fund, DFAIDG,
Executive Officer and                                                      Dimensional Investment Group Inc. and
President of DFAITC and                                                    The DFA Investment Trust Company.
DEM. 6300 Bee Cave Road,                                                   Director of Dimensional Fund Advisors
Building One                                                               Ltd., Dimensional Funds PLC,
Austin, Texas 78746                                                        Dimensional Funds II PLC, DFA
Age: 65                                                                    Australia Limited, Dimensional Cayman
                                                                           Commodity Fund I Ltd., Dimensional
                                                                           Japan Ltd. and Dimensional Advisors Ltd.
                                                                           Chairman, Director and Co-Chief
                                                                           Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. President,
                                                                           Dimensional SmartNest (US) LLC.
                                                                           Limited Partner, Oak Hill Partners (since
                                                                           2001) and VSC Investors, LLC (since
                                                                           2007). Trustee, The University of
                                                                           Chicago. Trustee, University of Kansas
                                                                           Endowment Association. Formerly, Chief
                                                                           Executive Officer (until 2010) and Chief
                                                                           Investment Officer (2003-2007) of
                                                                           Dimensional Fund Advisors LP, DFA
                                                                           Securities LLC, Dimensional Emerging
                                                                           Markets Value Fund, DFAIDG,
                                                                           Dimensional Investment Group Inc., The
                                                                           DFA Investment Trust Company and
                                                                           Dimensional Holdings Inc. Formerly,
                                                                           Chief Investment Officer of Dimensional
                                                                           Fund Advisors Ltd. Formerly, President
                                                                           and Chief Investment Officer of DFA
                                                                           Australia Limited. Formerly, Director, SA
                                                                           Funds (registered investment company).

Eduardo A. Repetto              Since 2009          100 portfolios in 4    Co-Chief Executive Officer (since
Director, Co-Chief                                  investment companies   January 2010), Chief Investment Officer
Executive Officer and                                                      (since March 2007) and Director/Trustee
Chief Investment Officer of                                                of Dimensional Holdings Inc.,
DFAIDG and DIG.                                                            Dimensional Fund Advisors LP, DFA
Trustee, Co-Chief                                                          Securities LLC, Dimensional Emerging
Executive Officer and                                                      Markets Value Fund, DFAIDG,
Chief Investment Officer of                                                Dimensional Investment Group Inc., The
DFAITC and DEM.                                                            DFA Investment Trust Company and
6300 Bee Cave Road,                                                        Dimensional Cayman Commodity Fund I
Building One                                                               Ltd. Co-Chief Executive Officer,
Austin, TX 78746                                                           President and Chief Investment Officer of
Age: 45                                                                    Dimensional Fund Advisors Canada
                                                                           ULC. Chief Investment Officer, Vice
                                                                           President and Director of DFA Australia
                                                                           Limited. Director of Dimensional Fund
                                                                           Advisors Ltd., Dimensional Funds PLC,
                                                                           Dimensional Funds II PLC, Dimensional
                                                                           Japan Ltd. and Dimensional Advisors Ltd.
                                                                           Co-Chief Executive Officer of
                                                                           Dimensional Retirement Plan Services
                                                                           LLC. Formerly, Vice President of
                                                                           Dimensional Holdings Inc., Dimensional
                                                                           Fund Advisors LP, DFA Securities LLC,
                                                                           Dimensional Emerging Markets Value
                                                                           Fund, DFAIDG, Dimensional Investment
                                                                           Group Inc., The DFA Investment Trust
                                                                           Company and Dimensional Fund
                                                                           Advisors Canada ULC.

--------
/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
/*/ Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                   Term of Office/1/
Name, Position with the Fund and    and Length of
Age                                    Service                 Principal Occupation(s) During Past 5 Years
--------------------------------   ----------------    -----------------------------------------------------------
                                                    Officers

 April A. Aandal                     Since 2008        Vice President of all the DFA Entities. Vice President
 Vice President,                                       Global Business Development of all the DFA Entities.
 Global Business                                       Formerly, Chief Learning Officer of Dimensional
 Development                                           (2008-2011); Regional Director of Dimensional (2004-2008).
 Age: 49

 Robyn G. Alcorta                    Since 2012        Vice President of all the DFA Entities. Formerly, Vice
 Vice President                                        President Business Development at Capson Physicians
 Age: 37                                               Insurance Company (2010-2012); Vice President at Charles
                                                       Schwab (2007-2010).

 Darryl D. Avery                     Since 2005        Vice President of all the DFA Entities.
 Vice President
 Age: 46

 Arthur H. Barlow                    Since 1993        Vice President of all the DFA Entities.
 Vice President
 Age: 56

 John T. Blood                       Since 2011        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional (2010-January 2011); Chief Market
 Age: 43                                               Strategist at Commonwealth Financial (2007-2010); Director
                                                       of Research at Commonwealth Financial (2000-2007).

 Scott A. Bosworth                   Since 2007        Vice President of all the DFA Entities.
 Vice President
 Age: 43

 Valerie A. Brown                    Since 2001        Vice President and Assistant Secretary of all the DFA
 Vice President and Assistant                          Entities, DFA Australia Limited, Dimensional Fund Advisors
 Secretary                                             Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional
 Age: 45                                               Retirement Plan Services LLC, Dimensional Fund Advisors
                                                       Pte. Ltd., Dimensional Hong Kong Limited. Director, Vice
                                                       President and Assistant Secretary of Dimensional Fund
                                                       Advisors Canada ULC.

 David P. Butler                     Since 2007        Vice President of all the DFA Entities. Head of Global
 Vice President                                        Financial Services of Dimensional (since 2008). Formerly,
 Age: 48                                               Regional Director of Dimensional (January 1995 to January
                                                       2005).

 Douglas M. Byrkit                   Since 2012        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional Fund Advisors LP (December
 Age: 41                                               2010-January 2012); Regional Director at Russell
                                                       Investments (April 2006-December 2010).

 James G. Charles                    Since 2011        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional (2008-2010); Vice President,
 Age: 56                                               Client Portfolio Manager at American Century Investments
                                                       (2001-2008).

 Joseph H. Chi                       Since 2009        Vice President of all the DFA Entities. Co-Head of
 Vice President                                        Portfolio Management of Dimensional (since March 2012). Sr.
 Age: 46                                               Portfolio Manager of Dimensional (since January 2012).
                                                       Formerly, Portfolio Manager for Dimensional (October
                                                       2005-January 2012).

 Stephen A. Clark                    Since 2004        Vice President of all the DFA Entities, DFA Australia
 Vice President                                        Limited and Dimensional Fund Advisors Canada ULC. Head of
 Age: 40                                               Institutional, North America (since March 2012). Formerly,
                                                       Head of Portfolio Management of Dimensional (January
                                                       2006-March 2012).

 Jeffrey D. Cornell                  Since 2012        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional Fund Advisors LP (August
 Age: 36                                               2002-January 2012).

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Robert P. Cornell                   Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Financial Services Group of Dimensional (since August
Age: 63                                              1993).

George H. Crane                     Since 2010       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                       Vice President and Managing Director at State Street Bank &
Age: 57                                              Trust Company (2007-2008); Managing Director, Head of
                                                     Investment Administration and Operations at State Street
                                                     Research & Management Company (2002-2005).

Christopher S. Crossan              Since 2004       Vice President and Global Chief Compliance Officer of all
Vice President and Global                            the DFA Entities, DFA Australia Limited, Dimensional Fund
Chief Compliance Officer                             Advisors Ltd., Dimensional SmartNest LLC, Dimensional
Age: 46                                              SmartNest (US) LLC and Dimensional Retirement Plan Services
                                                     LLC. Chief Compliance Officer of Dimensional Fund Advisors
                                                     Canada ULC.

James L. Davis                      Since 1999       Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                     Since 1994       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited and Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                    Since 2010       Vice President of all the DFA Entities. Research Associate
Vice President                                       for Dimensional (since August 2008). Formerly, Research
Age: 40                                              Assistant for Dimensional (April 2006-August 2008).

Robert W. Dintzner                  Since 2001       Vice President of all the DFA Entities. Chief
Vice President and Chief                             Communications Officer of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice                  Since 1998       Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                         Entities and DFA Australia Limited. Chief Operating Officer
Secretary                                            of Dimensional Fund Advisors Ltd. (since July 2008).
Age: 47                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                 Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                      Since 2008       Vice President of all the DFA Entities. Co-Head of
Vice President                                       Portfolio Management of Dimensional (since March 2012). Sr.
Age: 38                                              Portfolio Manager of Dimensional (since January 2012).
                                                     Formerly, Portfolio Manager for Dimensional (since
                                                     September 2004).

Jeremy P. Freeman                   Since 2009       Vice President of all the DFA Entities. Senior Technology
Vice President                                       Manager for Dimensional (since June 2006). Formerly,
Age: 41                                              Principal at AIM Investments/Amvescap PLC (now Invesco)
                                                     (June 1998-June 2006).

Mark R. Gochnour                    Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional.
Age: 45

Tom M. Goodrum                      Since 2012       Vice President of all the DFA Entities. Formerly, Managing
Vice President                                       Director at BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                       Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                        Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director of Dimensional (January 2005 to February 2007).
Age: 38

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   ------------------------------------------------------------
   Christian Gunther                Since 2011       Vice President of all the DFA Entities. Senior Trader for
   Vice President                                    Dimensional Fund Advisors LP (since 2012). Formerly, Senior
   Age: 37                                           Trader for Dimensional Fund Advisors Ltd. (2009-2012);
                                                     Trader for Dimensional Fund Advisors Ltd. (2008-2009);
                                                     Trader for Dimensional Fund Advisors LP (2004-2008).

   Joel H. Hefner                   Since 2007       Vice President of all the DFA Entities. Regional Director
   Vice President                                    of Dimensional (since June 1998).
   Age: 44

   Julie C. Henderson               Since 2005       Vice President and Fund Controller of all the DFA Entities
   Vice President and Fund                           and Dimensional Cayman Commodity Fund I Ltd. and
   Controller                                        Dimensional Japan Ltd.
   Age: 38

   Kevin B. Hight                   Since 2005       Vice President of all the DFA Entities.
   Vice President
   Age: 44

   Christine W. Ho                  Since 2004       Vice President of all the DFA Entities.
   Vice President
   Age: 44

   Michael C. Horvath               Since 2011       Vice President of all the DFA Entities. Formerly, Managing
   Vice President                                    Director, Co-Head Global Consultant Relations at BlackRock
   Age: 52                                           (2004-2011).

   Jeff J. Jeon                     Since 2004       Vice President of all the DFA Entities and Dimensional
   Vice President                                    Cayman Commodity Fund I Ltd.
   Age: 38

   Stephen W. Jones                 Since 2012       Vice President of all the DFA Entities. Formerly,
   Vice President                                    Facilities Manager for Dimensional Fund Advisors LP
   Age: 44                                           (October 2008-January 2012); General Manager at Intereity
                                                     Investments (March 2007-October 2008).

   Patrick M. Keating               Since 2003       Vice President and Chief Operating Officer of all the DFA
   Vice President and Chief                          Entities, Dimensional Cayman Commodity Fund I Ltd.,
   Operating Officer                                 Dimensional Japan Ltd., Dimensional Advisors Ltd.,
   Age: 57                                           Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong
                                                     Limited and Dimensional Retirement Plan Services LLC.
                                                     Director, Vice President and Chief Privacy Officer of
                                                     Dimensional Fund Advisors Canada ULC. Director of DFA
                                                     Australia Limited, Dimensional Fund Advisors Ltd.,
                                                     Dimensional Japan Ltd., Dimensional Advisors Ltd. and
                                                     Dimensional Fund Advisors Pte. Ltd. Director and Vice
                                                     President of Dimensional Hong Kong Limited.

   Glenn E. Kemp                    Since 2012       Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                    Director for Dimensional Fund Advisors LP (April
   Age: 64                                           2006-January 2012).

   David M. Kershner                Since 2010       Vice President of all the DFA Entities. Portfolio Manager
   Vice President                                    for Dimensional (since June 2004).
   Age: 41

   Seyun Alice Kim                  Since 2012       Vice President of all the DFA Entities. Formerly,
   Vice President                                    Accounting Manager for Dimensional Fund Advisors LP
   Age: 32                                           (January 2006-January 2012).

   Timothy R. Kohn                  Since 2011       Vice President of all the DFA Entities. Head of Defined
   Vice President                                    Contribution Sales for Dimensional (since August 2010).
   Age: 41                                           Formerly, Chief DC Strategist, Barclays Global Investors
                                                     (2005-2009).

   Joseph F. Kolerich               Since 2004       Vice President of all the DFA Entities. Sr. Portfolio
   Vice President                                    Manager of Dimensional (since January 2012). Formerly,
   Age: 40                                           Portfolio Manager for Dimensional (April 2007-January 2012).

   Stephen W. Kurad                 Since 2011       Vice President of all the DFA Entities. Regional Director
   Vice President                                    for Dimensional (2007-2010).
   Age: 43

   Michael F. Lane                  Since 2004       Vice President of all the DFA Entities. Chief Executive
   Vice President                                    Officer of Dimensional SmartNest (US) LLC (since 2012).
   Age: 45

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
 Francis R. Lao                     Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 Vice President                                      President - Global Operations at Janus Capital Group
 Age: 43                                             (2005-2011).

 Juliet Lee                         Since 2005       Vice President of all the DFA Entities. Human Resources
 Vice President                                      Manager of Dimensional (since January 2004).
 Age: 41

 Marlena I. Lee                     Since 2011       Vice President of all the DFA Entities. Formerly, Research
 Vice President                                      Associate for Dimensional (July 2008-2010).
 Age: 31

 Apollo D. Lupescu                  Since 2009       Vice President of all the DFA Entities. Regional Director
 Vice President                                      for Dimensional (since February 2004).
 Age: 43

 Kenneth M. Manell                  Since 2010       Vice President of all the DFA Entities and Dimensional
 Vice President                                      Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
 Age: 39                                             September 2006). Formerly, Assistant General Counsel at
                                                     Castle & Cooke (January 2004-September 2006).

 Aaron M. Marcus                    Since 2008       Vice President of all the DFA Entities and Head of Global
 Vice President & Head of                            Human Resources of Dimensional. Formerly, Global Head of
 Global Human Resources                              Recruiting and Vice President of Goldman Sachs & Co. (June
 Age: 42                                             2006 to January 2008).

 David R. Martin                    Since 2007       Vice President, Chief Financial Officer and Treasurer of
 Vice President, Chief                               all the DFA Entities. Director, Vice President, Chief
 Financial Officer and                               Financial Officer and Treasurer of Dimensional Fund
 Treasurer                                           Advisors Ltd., DFA Australia Limited, Dimensional Advisors
 Age: 55                                             Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                     Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                     Chief Financial Officer, Treasurer, and Vice President of
                                                     Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
                                                     Retirement Plan Services LLC. Director of Dimensional Funds
                                                     PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                     Dimensional Japan Ltd.

 Catherine L. Newell                   Vice          Vice President and Secretary of all the DFA Entities and
 Vice President and Secretary       President        Dimensional Retirement Plan Services LLC (since June 2012).
 Age: 48                            since 1997       Director, Vice President and Secretary of DFA Australia
                                       and           Limited and Dimensional Fund Advisors Ltd. (since February
                                    Secretary        2002, April 1997 and May 2002, respectively). Vice
                                    since 2000       President and Secretary of Dimensional Fund Advisors Canada
                                                     ULC (since June 2003), Dimensional SmartNest LLC,
                                                     Dimensional SmartNest (US) LLC, Dimensional Cayman
                                                     Commodity Fund I Ltd., Dimensional Japan Ltd. (since
                                                     February 2012), Dimensional Advisors Ltd. (since March
                                                     2012), Dimensional Fund Advisors Pte. Ltd. (since June
                                                     2012) and Dimensional Hong Kong Limited (since August
                                                     2012). Director, Dimensional Funds PLC and Dimensional
                                                     Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                     Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                     Kong Limited (since August 2012 and July 2012).

 Christian A. Newton                Since 2009       Vice President of all DFA Entities. Web Services Manager
 Vice President                                      for Dimensional (since January 2008). Formerly, Design
 Age: 37                                             Manager of Dimensional (2005-2008).

 Pamela B. Noble                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager
 Vice President                                      for Dimensional (2008-2010). Formerly, Vice President and
 Age: 48                                             Portfolio Manager at USAA Investment Management Company
                                                     (2001-2006).

 Carolyn L. O Vice                  Since 2010       Vice President of all the DFA Entities and Dimensional
 President                                           Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
 Age: 38                                             (since 2011). Counsel for Dimensional (2007-2011).
                                                     Formerly, Associate at K&L Gates LLP (January
                                                     2004-September 2007).

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Gerard K. O'Reilly                  Since 2007       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate of Dimensional (2004 to 2006).
Age: 35

Daniel C. Ong                       Since 2009       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since July 2005).
Age: 38

Kyle K. Ozaki                       Since 2010       Vice President of all the DFA Entities. Senior Compliance
Vice President                                       Officer for Dimensional (since January 2008). Formerly,
Age: 34                                              Compliance Officer (February 2006-December 2007) and
                                                     Compliance Analyst (August 2004-January 2006) for
                                                     Dimensional.

David A. Plecha                     Since 1993       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited, Dimensional Fund Advisors Ltd. and Dimensional
Age: 51                                              Fund Advisors Canada ULC.

Allen Pu                            Since 2011       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (July 2006-2010).
Age: 41

Theodore W. Randall                 Since 2008       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate of Dimensional (2006-2008). Systems Developer of
Age: 39                                              Dimensional (2001-2006).

Savina B. Rizova                    Since 2012       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate for Dimensional Fund Advisors LP (June
Age: 31                                              2011-January 2012); Research Assistant for Dimensional Fund
                                                     Advisors LP (July 2004-August 2007).

L. Jacobo Rodriguez                 Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 41

Julie A. Saft                       Since 2010       Vice President of all the DFA Entities. Client Systems
Vice President                                       Manager for Dimensional (since July 2008). Formerly, Senior
Age: 53                                              Manager at Vanguard (November 1997-July 2008).

David E. Schneider                  Since 2001       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                       Advisors Canada ULC.
Age: 66

Walid A. Shinnawi                   Since 2010       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional (March 2006-January 2010).
Age: 50

Bruce A. Simmons                    Since 2009       Vice President of all the DFA Entities. Investment
Vice President                                       Operations Manager for Dimensional (since May 2007).
Age: 47                                              Formerly, Vice President Client and Fund Reporting at
                                                     Mellon Financial (September 2005-May 2007).

Edward R. Simpson                   Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional (since December 2002).
Age: 44

Bryce D. Skaff                      Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director of Dimensional (December 1999 to January 2007).
Age: 37

Andrew D. Smith                     Since 2011       Vice President of all the DFA Entities. Project Manager for
Vice President                                       Dimensional (2007-2010). Formerly, Business Analyst
Age: 44                                              Manager, National Instruments (2003-2007).

Grady M. Smith                      Since 2004       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                       Advisors Canada ULC.
Age: 56

Carl G. Snyder                      Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 49

Lawrence R. Spieth                  Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 64

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Bradley G. Steiman                  Since 2004       Vice President of all the DFA Entities and Director and
Vice President                                       Vice President of Dimensional Fund Advisors Canada ULC.
Age: 39

John H. Totten                      Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional Fund Advisors LP (January
Age: 34                                              2008-January 2012).

Robert C. Trotter                   Since 2009       Vice President of all the DFA Entities. Senior Manager,
Vice President                                       Technology for Dimensional (since March 2007). Formerly,
Age: 54                                              Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland                     Since 1997       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited, Dimensional Fund Advisors Ltd., and Dimensional
Age: 46                                              Fund Advisors Canada ULC.

Brian J. Walsh                      Since 2009       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since 2004).
Age: 42

Weston J. Wellington                Since 1997       Vice President of all the DFA Entities.
Vice President
Age: 61

Ryan J. Wiley                       Since 2007       Vice President of all the DFA Entities. Senior Trader of
Vice President                                       Dimensional (since 2007).
Age: 36

Paul E. Wise                        Since 2005       Vice President of all the DFA Entities. Chief Technology
Vice President                                       Officer for Dimensional (since 2004).
Age: 57

Faith A. Yando                      Since 2011       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                       Vice President, Global Public Relations at Natixis Global
Age: 50                                              Asset Management (2008-2011); Senior Vice President, Media
                                                     Relations at Bank of America (2007-2008).

Joseph L. Young                     Since 2011       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional (2005-2010).
Age: 33

/1 /Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (Unaudited)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                  Net
                                              Investment    Short-Term     Long-Term   Return
                                                Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total
DFA Investment Dimensions Group Inc.         Distributions Distributions Distributions Capital  Interest  Distributions
------------------------------------         ------------- ------------- ------------- ------- ---------- -------------
Enhanced U.S. Large Company Portfolio.......      100%          --            --         --        --          100%
U.S. Large Cap Value Portfolio..............      100%          --            --         --        --          100%
U.S. Targeted Value Portfolio...............       45%           1%           54%        --        --          100%
U.S. Small Cap Value Portfolio..............       30%           1%           69%        --        --          100%
U.S. Core Equity 1 Portfolio................      100%          --            --         --        --          100%
U.S. Core Equity 2 Portfolio................       98%          --             2%        --        --          100%
U.S. Vector Equity Portfolio................       99%          --             1%        --        --          100%
U.S. Small Cap Portfolio....................       75%           1%           24%        --        --          100%
U.S. Micro Cap Portfolio....................       69%          --            31%        --        --          100%
DFA Real Estate Securities Portfolio........      100%          --            --         --        --          100%
Large Cap International Portfolio...........      100%          --            --         --        --          100%
International Core Equity Portfolio.........      100%          --            --         --        --          100%
International Small Company Portfolio.......       61%          --            39%        --        --          100%
Japanese Small Company Portfolio............      100%          --            --         --        --          100%
Asia Pacific Small Company Portfolio........      100%          --            --         --        --          100%
United Kingdom Small Company Portfolio......      100%          --            --         --        --          100%
Continental Small Company Portfolio.........      100%          --            --         --        --          100%
DFA International Real Estate Securities
  Portfolio.................................      100%          --            --         --        --          100%
DFA Global Real Estate Securities Portfolio.      100%          --            --         --        --          100%
DFA International Small Cap Value Portfolio.       58%           3%           39%        --        --          100%
International Vector Equity Portfolio.......       69%          --            31%        --        --          100%
World ex U.S. Value Portfolio...............      100%          --            --         --        --          100%
Selectively Hedged Global Equity Portfolio..      100%          --            --         --        --          100%
Emerging Markets Portfolio..................       36%          --            64%        --        --          100%
Emerging Markets Small Cap Portfolio........       51%          --            49%        --        --          100%
Emerging Markets Value Portfolio............       60%          --            40%        --        --          100%
Emerging Markets Core Equity Portfolio......      100%          --            --         --        --          100%
DFA Commodity Strategy Portfolio............       91%           8%            1%        --        --          100%
Dimensional Investment Group Inc.
DFA International Value Portfolio...........      100%          --            --         --        --          100%
U.S. Large Company Portfolio................      100%          --            --         --        --          100%

                                           Qualifying
                                          For Corporate
                                            Dividends   Qualifying    U.S.      Foreign   Foreign  Qualifying   Qualifying
                                            Received     Dividend  Government     Tax     Source    Interest    Short-Term
DFA Investment Dimensions Group Inc.      Deduction(1)  Income(2)  Interest(3) Credit(4) Income(5) Income(6)  Capital Gain(7)
------------------------------------      ------------- ---------- ----------- --------- --------- ---------- ---------------
Enhanced U.S. Large Company Portfolio....       --          --         --         --         --       100%          100%
U.S. Large Cap Value Portfolio...........      100%        100%        --         --         --       100%          100%
U.S. Targeted Value Portfolio............      100%        100%        --         --         --       100%          100%
U.S. Small Cap Value Portfolio...........      100%        100%        --         --         --       100%          100%
U.S. Core Equity 1 Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Core Equity 2 Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Vector Equity Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Small Cap Portfolio.................      100%        100%        --         --         --       100%          100%
U.S. Micro Cap Portfolio.................      100%        100%        --         --         --       100%          100%
DFA Real Estate Securities Portfolio.....      100%        100%        --         --         --       100%          100%
Large Cap International Portfolio........      100%        100%        --          3%        96%      100%          100%
International Core Equity Portfolio......      100%        100%        --          3%        94%      100%          100%
International Small Company Portfolio....      100%        100%        --          4%        91%      100%          100%
Japanese Small Company Portfolio.........      100%        100%        --          7%        92%      100%          100%
Asia Pacific Small Company Portfolio.....      100%        100%        --          1%        92%      100%          100%
United Kingdom Small Company
  Portfolio..............................      100%        100%        --         --        100%      100%          100%
Continental Small Company Portfolio......      100%        100%        --          5%        87%      100%          100%
DFA International Real Estate Securities
  Portfolio..............................      100%        100%        --          1%        98%      100%          100%
DFA Global Real Estate Securities
  Portfolio..............................      100%        100%        --          1%        43%      100%          100%
DFA International Small Cap Value
  Portfolio..............................      100%        100%        --          4%        90%      100%          100%
International Vector Equity Portfolio....      100%        100%        --          3%        94%      100%          100%
World ex U.S. Value Portfolio............      100%        100%        --          3%        95%      100%          100%
Selectively Hedged Global Equity
  Portfolio..............................      100%        100%        --          3%        58%      100%          100%
Emerging Markets Portfolio...............      100%        100%        --          6%        95%      100%          100%
Emerging Markets Small Cap Portfolio.....      100%        100%        --          5%        86%      100%          100%
Emerging Markets Value Portfolio.........      100%        100%        --          6%        95%      100%          100%
Emerging Markets Core Equity Portfolio...      100%        100%        --          6%        91%      100%          100%
DFA Commodity Strategy Portfolio.........      100%        100%         1%        --         --       100%          100%
Dimensional Investment Group Inc.
DFA International Value Portfolio........      100%        100%        --          2%        96%      100%          100%
U.S. Large Company Portfolio.............      100%        100%        --         --         --       100%          100%

--------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO] Recycled Recyclable                                       DFA103112-001A

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Intermediate-Term Extended Quality Portfolio

DFA Investment Grade Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----

LETTER TO SHAREHOLDERS...............................................

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1

   Performance Charts................................................   3

   Management's Discussion and Analysis..............................   8

   Disclosure of Fund Expenses.......................................  14

   Disclosure of Portfolio Holdings..................................  17

   Schedules of Investments..........................................

       DFA One-Year Fixed Income Portfolio...........................  18

       DFA Two-Year Global Fixed Income Portfolio....................  22

       DFA Selectively Hedged Global Fixed Income Portfolio..........  26

       DFA Short-Term Government Portfolio...........................  30

       DFA Five-Year Global Fixed Income Portfolio...................  32

       DFA World ex U.S. Government Fixed Income Portfolio...........  36

       DFA Intermediate Government Fixed Income Portfolio............  39

       DFA Short-Term Extended Quality Portfolio.....................  41

       DFA Intermediate-Term Extended Quality Portfolio..............  49

       DFA Investment Grade Portfolio................................  56

       DFA Inflation-Protected Securities Portfolio..................  57

       DFA Short-Term Municipal Bond Portfolio.......................  58

       DFA Intermediate-Term Municipal Bond Portfolio................  67

       DFA California Short-Term Municipal Bond Portfolio............  73

       DFA California Intermediate-Term Municipal Bond Portfolio.....  80

   Statements of Assets and Liabilities..............................  85

   Statements of Operations..........................................  89

   Statements of Changes in Net Assets...............................  93

   Financial Highlights..............................................  97

   Notes to Financial Statements..................................... 104

   Report of Independent Registered Public Accounting Firm........... 126

FUND MANAGEMENT...................................................... 127

VOTING PROXIES ON FUND PORTFOLIO SECURITIES.......................... 137

NOTICE TO SHAREHOLDERS............................................... 138

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------
Investment Abbreviations
    AGM                   Assured Guaranty Municipal Corporation
    AMBAC                 American Municipal Bond Assurance Corporation
    ASSURED GTY           Assured Guaranty
    CP                    Certificate Participation
    ETM                   Escrowed to Maturity
    FGIC                  Federal Guaranty Insurance Corporation
    FNMA                  Federal National Mortgage Association
    FSA                   Financial Security Assurance
    GO                    General Obligation
    GO OF DIST            General Obligation of District
    GO OF CMNWLTH         General Obligation of Commonwealth
    GO OF UNIV            General Obligation of University
    NATL-RE               Credit rating enhanced by guaranty or insurance from
                          National Public Finance Guarantee Corp.
    NATL-RE FGIC          National Public Finance Guarantee Corp. Re-insures
                          Financial Guaranty Insurance Co.
    P.L.C.                Public Limited Company
    PSF-GTD               Public School Fund Guarantee
    RB                    Revenue Bond
    RN                    Revenue Note
    SA                    Special Assessment
    SCH BD RES FD         School Board Resolution Fund
    SCH BD GTY            School Bond Guaranty
    SCSDE                 South Carolina State Department of Education
    SD CRED PROG          School District Credit Program
    ST                    Special Tax
    ST AID WITHHLDG       State Aid Withholding
    ST GTD                State Guaranteed
    UP                    Unrefunded Portion

 Investment Footnotes
    +                     See Note B to Financial Statements.
    #                     Total or Partial Securities on Loan.
    ^                     Denominated in local currency or the Euro, unless
                          otherwise noted.
    @                     Security purchased with cash proceeds from Securities
                          on Loan.
    (r)                   The adjustable rate shown is effective as of
                          October 31, 2012.
    (t)                   Face Amount denominated in Australian Dollars.
    (g)                   Face Amount denominated in British Pounds.
    (c)                   Face Amount denominated in Canadian Dollars.
    (e)                   Face Amount denominated in Euro.
    (j)                   Face Amount denominated in Japanese Dollars.
    (z)                   Face Amount denominated in New Zealand Dollars.
    (n)                   Face Amount denominated in Norwegian Krone.
    (s)                   Face Amount denominated in Swedish Krona.
    (u)                   Face Amount denominated in United States Dollars.
    (S)                   Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

 FINANCIAL HIGHLIGHTS
 --------------------
 (A)  Computed using average shares outstanding.
 (B)  Annualized
 (C)  Non-Annualized
 (D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master/Underlying Funds.
 (E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
 N/A  Does not apply to this fund.


 ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
 -----------------------------------------------------------
 --   Amounts designated as -- are either zero or rounded to zero.
 RIC  Registered Investment Company
 SEC  Securities and Exchange Commission
 (a)  Commencement of Operations.
 (b)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH US 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH 1-YEAR US TREASURY NOTE INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                                        DFA ONE      THE BOFA
                                                                                      YEAR FIXED      MERRILL      THE BOFA
                                                                                        INCOME       LYNCH US      MERRILL
                                                                                      PORTFOLIO-      6-MONTH    LYNCH 1-YEAR
                                                                                     INSTITUTIONAL TREASURY BILL US TREASURY
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS  BENCHMARK1RETURNS   ENDDATE       CLASS         INDEX      NOTE INDEX
---------   ---------- -----------  -----------------  -----------------  ---------- ------------- ------------- ------------
2002-10-31  2002-11-30       -0.11%              0.18%              0.02%    10/2002       10000         10000         10000
2002-11-30  2002-12-31        0.62%              0.15%              0.38%    11/2002  9989.42585         10018         10002
2002-12-31  2003-01-31        0.10%              0.12%              0.08%    12/2002  10051.5737     10033.027    10040.0076
2003-01-31  2003-02-28        0.29%              0.09%              0.18%    01/2003   10061.342    10045.0666    10048.0396
2003-02-28  2003-03-31        0.15%              0.14%              0.18%    02/2003  10090.6659    10054.1072    10066.1261
2003-03-31  2003-04-30        0.21%              0.08%              0.11%    03/2003  10105.3183    10068.1829    10084.2451
2003-04-30  2003-05-31        0.22%              0.12%              0.13%    04/2003  10126.8835    10076.2375    10095.3378
2003-05-31  2003-06-30        0.11%              0.15%              0.20%    05/2003  10149.4559     10088.329    10108.4617
2003-06-30  2003-07-31       -0.27%              0.06%             -0.05%    06/2003  10160.2428    10103.4615    10128.6786
2003-07-31  2003-08-31        0.09%              0.09%              0.10%    07/2003  10132.6953    10109.5235    10123.6143
2003-08-31  2003-09-30        0.49%              0.12%              0.27%    08/2003  10141.5491    10118.6221    10133.7379
2003-09-30  2003-10-31       -0.18%              0.09%             -0.03%    09/2003  10190.8086    10130.7645     10161.099
2003-10-31  2003-11-30        0.02%              0.09%             -0.02%    10/2003  10172.0722    10139.8821    10158.0507
2003-11-30  2003-12-31        0.39%              0.14%              0.31%    11/2003  10173.8595     10149.008    10156.0191
2003-12-31  2004-01-31        0.10%              0.10%              0.15%    12/2003  10213.6306    10163.2167    10187.5027
2004-01-31  2004-02-29        0.26%              0.08%              0.21%    01/2004  10223.5951    10173.3799     10202.784
2004-02-29  2004-03-31        0.18%              0.09%              0.09%    02/2004  10250.5129    10181.5186    10224.2098
2004-03-31  2004-04-30       -0.37%              0.05%             -0.26%    03/2004  10269.4584    10190.6819    10233.4116
2004-04-30  2004-05-31       -0.08%              0.05%             -0.01%    04/2004  10231.5109    10195.7773    10207.2141
2004-05-31  2004-06-30       -0.09%              0.04%             -0.03%    05/2004   10223.541    10200.8752    10206.1934
2004-06-30  2004-07-31        0.31%              0.17%              0.23%    06/2004  10214.5487    10204.9555    10203.1315
2004-07-31  2004-08-31        0.42%              0.17%              0.29%    07/2004  10246.6061    10222.3039    10226.5987
2004-08-31  2004-09-30       -0.07%              0.10%             -0.03%    08/2004  10289.7563    10239.6819    10256.2558
2004-09-30  2004-10-31        0.24%              0.13%              0.17%    09/2004  10282.7292    10249.9215     10253.179
2004-10-31  2004-11-30       -0.23%              0.09%             -0.15%    10/2004  10307.8728    10263.2464    10270.6094
2004-11-30  2004-12-31        0.21%              0.14%              0.16%    11/2004  10283.7137    10272.4834    10255.2035
2004-12-31  2005-01-31        0.10%              0.19%              0.08%    12/2004   10304.886    10286.8648    10271.6118
2005-01-31  2005-02-28        0.05%              0.13%              0.00%    01/2005  10315.0087     10306.307    10279.7264
2005-02-28  2005-03-31        0.03%              0.22%              0.14%    02/2005  10320.0701    10320.1175    10279.8291
2005-03-31  2005-04-30        0.41%              0.28%              0.35%    03/2005  10323.1113    10342.8217    10294.5293
2005-04-30  2005-05-31        0.31%              0.32%              0.31%    04/2005  10365.8517    10371.3679     10330.869
2005-05-31  2005-06-30        0.16%              0.19%              0.17%    05/2005   10398.502    10404.2452    10362.4815
2005-06-30  2005-07-31       -0.02%              0.18%             -0.01%    06/2005  10414.8555    10424.4294    10380.2013
2005-07-31  2005-08-31        0.44%              0.31%              0.42%    07/2005  10412.8094    10443.2976    10379.5785
2005-08-31  2005-09-30        0.09%              0.24%              0.03%    08/2005  10459.0758     10475.463    10423.5879
2005-09-30  2005-10-31        0.18%              0.28%              0.12%    09/2005  10468.3316    10500.9183    10427.0277
2005-10-31  2005-11-30        0.26%              0.36%              0.31%    10/2005  10486.9247    10530.6359    10439.6444
2005-11-30  2005-12-31        0.27%              0.36%              0.40%    11/2005   10513.894    10568.0197    10472.1117
2005-12-31  2006-01-31        0.30%              0.30%              0.23%    12/2005  10542.0274    10605.8532    10513.5812
2006-01-31  2006-02-28        0.31%              0.29%              0.25%    01/2006  10573.3404    10637.5647    10538.0779
2006-02-28  2006-03-31        0.39%              0.38%              0.28%    02/2006  10605.7404      10668.52    10564.3177
2006-03-31  2006-04-30        0.33%              0.36%              0.32%    03/2006  10646.6216    10709.1671    10593.8978
2006-04-30  2006-05-31        0.41%              0.38%              0.25%    04/2006  10681.3389    10747.8272    10628.0101
2006-05-31  2006-06-30        0.35%              0.34%              0.25%    05/2006  10725.6373    10789.0988     10654.899
2006-06-30  2006-07-31        0.43%              0.48%              0.57%    06/2006  10762.6952    10826.1054    10681.7493
2006-07-31  2006-08-31        0.43%              0.45%              0.52%    07/2006  10809.4475    10877.9625    10742.9558
2006-08-31  2006-09-30        0.46%              0.46%              0.46%    08/2006  10856.3209    10927.3484    10798.9266
2006-09-30  2006-10-31        0.45%              0.38%              0.40%    09/2006  10906.5599    10977.8328    10848.2777
2006-10-31  2006-11-30        0.36%              0.42%              0.41%    10/2006  10955.9083    11019.8779    10891.9962
2006-11-30  2006-12-31        0.45%              0.46%              0.29%    11/2006  10995.7675    11065.7206    10936.2177
2006-12-31  2007-01-31        0.49%              0.41%              0.38%    12/2006  11045.6309    11116.0696    10967.4953
2007-01-31  2007-02-28        0.35%              0.41%              0.51%    01/2007  11099.9893     11161.312    11009.2815
2007-02-28  2007-03-31        0.49%              0.45%              0.39%    02/2007  11139.2427    11206.7385    11065.4288
2007-03-31  2007-04-30        0.41%              0.43%              0.34%    03/2007  11193.9648    11256.6085    11108.6946
2007-04-30  2007-05-31        0.44%              0.48%              0.32%    04/2007  11240.1028    11305.3496    11146.1309
2007-05-31  2007-06-30        0.42%              0.39%              0.49%    05/2007   11289.789    11359.7284    11181.5756
2007-06-30  2007-07-31        0.41%              0.41%              0.57%    06/2007  11337.4299    11404.2585    11235.9181
2007-07-31  2007-08-31        0.45%              0.72%              0.74%    07/2007  11384.1592     11451.016    11300.1875
2007-08-31  2007-09-30        0.33%              0.42%              0.53%    08/2007  11435.5499    11532.8907    11383.8089
2007-09-30  2007-10-31        0.49%              0.40%              0.31%    09/2007  11473.6905    11581.3289    11444.3708
2007-10-31  2007-11-30        0.32%              0.68%              1.00%    10/2007  11530.0113    11627.0751    11479.9628
2007-11-30  2007-12-31        0.44%              0.29%              0.22%    11/2007  11567.3842    11706.1392    11594.1884
2007-12-31  2008-01-31        0.39%              0.84%              1.28%    12/2007  11618.6517    11739.6188    11619.8116
2008-01-31  2008-02-29        0.27%              0.27%              0.52%    01/2008  11664.3495    11837.9968    11769.0099
2008-02-29  2008-03-31        0.19%              0.26%              0.31%    02/2008  11695.2785    11869.6043    11829.6204
2008-03-31  2008-04-30        0.15%              0.12%             -0.20%    03/2008  11717.0965    11900.3465    11866.6471
2008-04-30  2008-05-31        0.21%              0.00%             -0.04%    04/2008  11734.3727    11914.6269    11843.5071
2008-05-31  2008-06-30        0.31%              0.13%              0.05%    05/2008   11758.603    11914.8652    11838.6513
2008-06-30  2008-07-31        0.23%              0.32%              0.33%    06/2008  11794.5057    11929.9971    11845.0441
2008-07-31  2008-08-31        0.23%              0.21%              0.28%    07/2008  11821.1796    11967.8152    11883.5405
2008-08-31  2008-09-30       -0.44%              0.46%              0.45%    08/2008  11847.9138    11992.9476    11917.0521
2008-09-30  2008-10-31        0.69%              0.41%              0.57%    09/2008  11795.3927    12047.8753    11970.5597
2008-10-31  2008-11-30        0.71%              0.34%              0.63%    10/2008  11877.0503    12097.1511    12038.9116
2008-11-30  2008-12-31        1.04%              0.18%              0.47%    11/2008  11961.1356    12138.1605    12114.8771
2008-12-31  2009-01-31        0.10%             -0.01%             -0.10%    12/2008  12085.8458    12160.1305    12171.4536
2009-01-31  2009-02-28       -0.10%              0.01%             -0.15%    01/2009  12097.6139    12158.7929    12159.0387
2009-02-28  2009-03-31        0.37%              0.10%              0.24%    02/2009  12085.7999    12160.4952    12140.3138
2009-03-31  2009-04-30        0.30%              0.13%              0.20%    03/2009  12130.6888    12172.7773    12169.9361
2009-04-30  2009-05-31        0.38%              0.05%              0.08%    04/2009  12167.3536    12188.6019    12193.7892
2009-05-31  2009-06-30        0.27%              0.02%              0.05%    05/2009  12213.5795    12194.0867     12204.032
2009-06-30  2009-07-31        0.07%              0.08%              0.12%    06/2009  12246.8646    12197.0133     12210.134
2009-07-31  2009-08-31        0.32%              0.06%              0.13%    07/2009  12255.1601     12206.527    12225.0304
2009-08-31  2009-09-30        0.20%              0.06%              0.08%    08/2009  12294.4693    12213.8509    12240.5562
2009-09-30  2009-10-31        0.07%              0.03%              0.11%    09/2009  12319.4998    12220.6907    12250.1038
2009-10-31  2009-11-30        0.27%              0.04%              0.18%    10/2009   12327.856    12224.7235    12263.0889
2009-11-30  2009-12-31       -0.35%              0.01%             -0.13%    11/2009  12361.2898    12229.2466    12284.7946
2009-12-31  2010-01-31        0.29%              0.05%              0.23%    12/2009  12318.2455    12230.3473     12268.333
2010-01-31  2010-02-28        0.14%              0.01%              0.04%    01/2010  12354.1238    12236.7071    12296.5501
2010-02-28  2010-03-31       -0.04%              0.01%             -0.03%    02/2010  12370.8717    12237.5636    12301.9606
2010-03-31  2010-04-30        0.06%              0.03%              0.06%    03/2010  12366.0861    12238.5426    12298.5161
2010-04-30  2010-05-31        0.05%              0.05%              0.06%    04/2010  12373.2757    12242.3366    12305.4032
2010-05-31  2010-06-30        0.24%              0.03%              0.15%    05/2010  12379.2647     12247.968    12312.5404
2010-06-30  2010-07-31        0.16%              0.04%              0.11%    06/2010  12409.2358    12251.6424     12330.886
2010-07-31  2010-08-31        0.15%              0.04%              0.09%    07/2010  12429.6262    12256.4206      12344.45
2010-08-31  2010-09-30        0.05%              0.03%              0.05%    08/2010  12448.8295     12261.078    12355.3131
2010-09-30  2010-10-31        0.15%              0.04%              0.07%    09/2010  12454.8376    12264.3885    12361.1201
2010-10-31  2010-11-30       -0.14%              0.00%             -0.02%    10/2010  12474.0613    12269.7848    12369.6493
2010-11-30  2010-12-31        0.04%              0.04%              0.03%    11/2010  12456.0294    12270.2756     12366.928
2010-12-31  2011-01-31        0.10%              0.02%              0.09%    12/2010    12460.89    12274.8156    12370.0197
2011-01-31  2011-02-28        0.03%              0.02%              0.03%    01/2011  12472.9645    12277.7616    12381.5238
2011-02-28  2011-03-31        0.06%              0.03%              0.03%    02/2011  12476.5903    12279.8488    12385.1145
2011-03-31  2011-04-30        0.23%              0.05%              0.10%    03/2011  12483.8371    12283.1644    12389.0777
2011-04-30  2011-05-31        0.14%              0.02%              0.07%    04/2011  12512.8506    12288.9375    12401.5907
2011-05-31  2011-06-30       -0.05%              0.03%              0.03%    05/2011   12530.991    12291.0266    12409.6517
2011-06-30  2011-07-31        0.14%              0.00%             -0.03%    06/2011  12524.9374    12294.0993    12413.3746
2011-07-31  2011-08-31        0.04%              0.07%              0.18%    07/2011  12541.8793    12293.7305    12409.7747
2011-08-31  2011-09-30       -0.06%              0.00%             -0.02%    08/2011  12546.7217    12302.4591      12431.74
2011-09-30  2011-10-31        0.05%              0.01%              0.04%    09/2011  12539.4553    12302.8281    12429.2537
2011-10-31  2011-11-30       -0.06%              0.01%              0.03%    10/2011  12545.5189    12304.4275    12433.7282
2011-11-30  2011-12-31       -0.03%              0.01%              0.02%    11/2011  12538.2414    12306.0271    12437.5827
2011-12-31  2012-01-31        0.29%              0.00%              0.03%    12/2011  12534.6036    12307.6269    12440.4433
2012-01-31  2012-02-29        0.04%             -0.01%             -0.02%    01/2012  12571.1122    12307.7499    12443.6778
2012-02-29  2012-03-31        0.05%              0.01%              0.00%    02/2012  12575.9847    12307.0115    12440.6913
2012-03-31  2012-04-30        0.14%              0.02%              0.05%    03/2012  12582.0718    12308.2422    12440.4425
2012-04-30  2012-05-31       -0.05%              0.03%              0.02%    04/2012  12599.1287    12310.2115    12446.1651
2012-05-31  2012-06-30        0.14%              0.01%             -0.03%    05/2012  12593.0304     12313.289    12448.7788
2012-06-30  2012-07-31        0.15%              0.03%              0.10%    06/2012  12610.1022    12314.5204    12445.2932
2012-07-31  2012-08-31        0.04%              0.02%              0.02%    07/2012  12628.4012     12317.599    12457.1162
2012-08-31  2012-09-30        0.05%              0.01%              0.02%    08/2012  12633.2865    12319.9393    12459.6076
2012-09-30  2012-10-31        0.04%              0.01%             -0.01%    09/2012  12639.3895    12321.6641    12462.3487
                                                                          10/31/2012  12644.2743    12322.4034    12461.7256

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       0.79% 1.86% 2.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2012 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-2 YEARS, CURRENCY-HEDGED IN USD TERMS
OCTOBER 31, 2002-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                                                    CITIGROUP   CITIGROUP
                                                                                          DFA         WORLD       WORLD
                                                                                       TWO-YEAR    GOVERNMENT  GOVERNMENT
                                                                                     GLOBAL FIXED  BOND INDEX, BOND INDEX,
                                                                                        INCOME     1-3 YEARS,  1-2 YEARS,
                                                                                      PORTFOLIO-    CURRENCY-   CURRENCY-
                                                                                     INSTITUTIONAL  HEDGED IN   HEDGED IN
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS  BENCHMARK1RETURNS   ENDDATE       CLASS      USD TERMS   USD TERMS
---------   ---------- -----------  -----------------  -----------------  ---------- ------------- ----------- -----------
2002-10-31  2002-11-30       -0.20%             -0.02%             -0.01%    10/2002       10000        10000       10000
2002-11-30  2002-12-31        0.82%              0.71%              0.61%    11/2002  9980.41136    9997.7062  9999.32256
2002-12-31  2003-01-31        0.10%              0.16%              0.14%    12/2002  10062.7463   10068.4733   10060.225
2003-01-31  2003-02-28        0.40%              0.41%              0.34%    01/2003   10072.749   10084.7078   10074.499
2003-02-28  2003-03-31        0.17%              0.06%              0.13%    02/2003  10112.7599   10125.5704  10108.4324
2003-03-31  2003-04-30        0.30%              0.13%              0.12%    03/2003  10129.6913   10131.2393  10121.4581
2003-04-30  2003-05-31        0.40%              0.48%              0.37%    04/2003  10159.8094   10144.3274  10133.4275
2003-05-31  2003-06-30        0.12%              0.14%              0.18%    05/2003  10199.9667   10193.0301  10171.2815
2003-06-30  2003-07-31       -0.59%             -0.30%             -0.18%    06/2003  10211.9109   10207.3747   10189.337
2003-07-31  2003-08-31        0.00%             -0.05%              0.00%    07/2003   10151.366   10176.8002   10170.829
2003-08-31  2003-09-30        0.94%              0.62%              0.51%    08/2003   10151.366    10171.264  10170.7122
2003-09-30  2003-10-31       -0.40%             -0.27%             -0.18%    09/2003  10246.3901   10234.3349  10222.3409
2003-10-31  2003-11-30        0.00%              0.02%              0.01%    10/2003  10205.8905   10206.4209  10204.3084
2003-11-30  2003-12-31        0.47%              0.48%              0.40%    11/2003  10205.8905   10208.4155  10205.0929
2003-12-31  2004-01-31        0.20%              0.23%              0.17%    12/2003  10253.6268   10257.3792  10245.4772
2004-01-31  2004-02-29        0.50%              0.42%              0.31%    01/2004  10274.1751     10280.98  10263.1834
2004-02-29  2004-03-31        0.25%              0.22%              0.19%    02/2004   10325.546   10323.8488  10295.2343
2004-03-31  2004-04-30       -0.90%             -0.40%             -0.27%    03/2004  10351.2315   10346.5855  10315.2615
2004-04-30  2004-05-31       -0.20%              0.00%              0.00%    04/2004  10258.4415   10305.3339  10287.8309
2004-05-31  2004-06-30       -0.11%              0.02%              0.05%    05/2004  10237.8216   10305.0312  10287.5655
2004-06-30  2004-07-31        0.40%              0.25%              0.21%    06/2004  10226.5213   10307.3962  10292.4649
2004-07-31  2004-08-31        0.60%              0.50%              0.39%    07/2004  10267.9242   10333.2992  10314.4887
2004-08-31  2004-09-30       -0.05%              0.07%              0.05%    08/2004  10330.0286   10384.5488  10355.1948
2004-09-30  2004-10-31        0.20%              0.33%              0.26%    09/2004  10324.8532   10392.3201  10360.2659
2004-10-31  2004-11-30       -0.30%              0.12%              0.08%    10/2004  10345.6485   10426.6409  10386.8639
2004-11-30  2004-12-31        0.15%              0.16%              0.13%    11/2004  10314.4556   10438.6961   10395.529
2004-12-31  2005-01-31        0.00%              0.24%              0.20%    12/2004  10329.6725    10455.843  10409.5231
2005-01-31  2005-02-28       -0.10%              0.03%              0.07%    01/2005  10329.6725    10481.003  10430.2137
2005-02-28  2005-03-31       -0.06%              0.23%              0.20%    02/2005  10319.2385   10483.8904  10437.6144
2005-03-31  2005-04-30        0.51%              0.54%              0.43%    03/2005   10312.723   10507.5941  10458.1003
2005-04-30  2005-05-31        0.40%              0.41%              0.36%    04/2005  10365.1251    10564.069  10503.1146
2005-05-31  2005-06-30        0.15%              0.37%              0.27%    05/2005  10407.0467   10606.9063  10541.0354
2005-06-30  2005-07-31       -0.10%             -0.04%             -0.10%    06/2005  10422.8363   10646.4052  10569.6952
2005-07-31  2005-08-31        0.51%              0.41%              0.40%    07/2005  10412.2869   10642.5653  10559.1759
2005-08-31  2005-09-30       -0.10%              0.01%              0.08%    08/2005  10465.0341    10686.304  10601.2112
2005-09-30  2005-10-31        0.10%              0.05%              0.13%    09/2005  10454.3348   10687.6525  10609.7158
2005-10-31  2005-11-30        0.30%              0.28%              0.28%    10/2005  10464.9592   10693.0972  10623.0828
2005-11-30  2005-12-31        0.27%              0.35%              0.34%    11/2005  10496.8321    10723.308  10653.3058
2005-12-31  2006-01-31        0.31%              0.27%              0.29%    12/2005  10525.6559   10760.9633   10689.413
2006-01-31  2006-02-28        0.31%              0.18%              0.23%    01/2006  10557.9432   10790.1318  10720.7899
2006-02-28  2006-03-31        0.13%              0.10%              0.17%    02/2006  10590.2305   10809.8971  10745.6646
2006-03-31  2006-04-30        0.30%              0.36%              0.33%    03/2006  10604.2359   10820.4459  10763.9698
2006-04-30  2006-05-31        0.51%              0.32%              0.34%    04/2006  10636.5659   10859.1114  10799.2891
2006-05-31  2006-06-30        0.30%              0.27%              0.31%    05/2006  10690.4492   10894.2762  10835.9991
2006-06-30  2006-07-31        0.50%              0.64%              0.59%    06/2006  10722.7792   10923.5983  10869.0645
2006-07-31  2006-08-31        0.50%              0.67%              0.58%    07/2006  10776.6625   10993.4122  10932.8679
2006-08-31  2006-09-30        0.40%              0.43%              0.42%    08/2006  10830.5458    11067.242  10995.9914
2006-09-30  2006-10-31        0.30%              0.37%              0.36%    09/2006  10873.6524    11114.701  11041.7232
2006-10-31  2006-11-30        0.49%              0.46%              0.44%    10/2006  10905.9824   11155.3127  11081.0922
2006-11-30  2006-12-31        0.33%              0.20%              0.24%    11/2006  10959.8657   11206.2261  11129.6116
2006-12-31  2007-01-31        0.39%              0.38%              0.44%    12/2006  10995.5844   11228.3872  11156.4519
2007-01-31  2007-02-28        0.49%              0.55%              0.49%    01/2007  11039.0023   11270.7366  11205.3655
2007-02-28  2007-03-31        0.39%              0.35%              0.36%    02/2007  11093.2746    11333.061  11260.7752
2007-03-31  2007-04-30        0.39%              0.34%              0.37%    03/2007  11136.6926   11372.9358  11301.4108
2007-04-30  2007-05-31        0.39%              0.07%              0.18%    04/2007  11180.1105   11411.0458  11342.9286
2007-05-31  2007-06-30        0.39%              0.37%              0.39%    05/2007  11223.5284   11419.5601  11363.1128
2007-06-30  2007-07-31        0.39%              0.71%              0.63%    06/2007  11266.9463   11461.4847  11407.4233
2007-07-31  2007-08-31        0.48%              0.89%              0.80%    07/2007  11310.3642   11542.5862  11479.8293
2007-08-31  2007-09-30        0.44%              0.56%              0.53%    08/2007  11364.6365   11645.2029  11571.5544
2007-09-30  2007-10-31        0.58%              0.43%              0.43%    09/2007  11415.0233   11710.7711  11632.7019
2007-10-31  2007-11-30        0.29%              0.94%              0.83%    10/2007  11481.5186   11761.0641  11682.5624
2007-11-30  2007-12-31        0.52%              0.30%              0.31%    11/2007  11514.7662   11871.4879   11779.804
2007-12-31  2008-01-31        0.39%              1.20%              1.04%    12/2007  11575.1769   11906.6213  11815.9854
2008-01-31  2008-02-29        0.19%              0.54%              0.47%    01/2008  11620.2604   12049.9925  11939.0467
2008-02-29  2008-03-31        0.10%              0.00%              0.04%    02/2008  11642.8021   12114.7451  11995.3681
2008-03-31  2008-04-30        0.29%             -0.37%             -0.24%    03/2008   11654.073   12115.2025  12000.1645
2008-04-30  2008-05-31        0.19%             -0.32%             -0.18%    04/2008  11687.8855   12070.5462  11971.2212
2008-05-31  2008-06-30        0.27%              0.04%              0.12%    05/2008  11710.4273   12031.6087   11950.205
2008-06-30  2008-07-31        0.29%              0.55%              0.45%    06/2008  11742.0444   12036.9625  11964.4515
2008-07-31  2008-08-31        0.29%              0.46%              0.35%    07/2008  11775.9157   12102.7553  12018.1415
2008-08-31  2008-09-30       -0.32%              0.66%              0.63%    08/2008  11809.7869   12157.9298  12060.7394
2008-09-30  2008-10-31        0.68%              1.24%              1.08%    09/2008  11771.6318   12238.5939  12137.0515
2008-10-31  2008-11-30        0.68%              0.68%              0.60%    10/2008   11851.711   12390.7972  12267.8362
2008-11-30  2008-12-31        0.97%              0.74%              0.63%    11/2008  11931.7901   12475.3545  12341.0171
2008-12-31  2009-01-31        0.00%              0.21%              0.18%    12/2008  12047.3464   12567.5536  12418.4855
2009-01-31  2009-02-28        0.00%              0.16%              0.07%    01/2009  12047.3464   12593.6585  12440.2263
2009-02-28  2009-03-31        0.29%              0.41%              0.31%    02/2009  12047.3464   12613.5284  12449.3524
2009-03-31  2009-04-30        0.39%              0.07%              0.09%    03/2009  12082.8146   12664.8802  12487.8209
2009-04-30  2009-05-31        0.39%              0.20%              0.19%    04/2009  12130.1054   12674.1565  12499.1848
2009-05-31  2009-06-30        0.19%              0.09%              0.10%    05/2009  12177.3963   12699.1331  12522.6833
2009-06-30  2009-07-31        0.10%              0.24%              0.21%    06/2009  12200.2725   12710.4227  12535.0807
2009-07-31  2009-08-31        0.29%              0.25%              0.20%    07/2009  12212.1985   12741.1714  12561.7805
2009-08-31  2009-09-30        0.25%              0.23%              0.15%    08/2009  12247.9764   12772.7939  12586.7784
2009-09-30  2009-10-31        0.10%              0.10%              0.08%    09/2009  12279.0678   12802.4681   12605.281
2009-10-31  2009-11-30        0.39%              0.31%              0.19%    10/2009  12291.0357   12814.9546   12614.987
2009-11-30  2009-12-31       -0.33%             -0.22%             -0.12%    11/2009  12338.9073   12855.1694  12639.0817
2009-12-31  2010-01-31        0.39%              0.26%              0.23%    12/2009  12297.7363   12826.2817   12623.584
2010-01-31  2010-02-28        0.20%              0.31%              0.20%    01/2010  12346.2481   12860.0245  12651.9871
2010-02-28  2010-03-31        0.01%             -0.01%             -0.01%    02/2010   12370.504   12899.6002   12677.291
2010-03-31  2010-04-30        0.10%             -0.02%             -0.09%    03/2010  12371.7168   12898.7534   12675.643
2010-04-30  2010-05-31        0.10%              0.40%              0.29%    04/2010  12383.8459   12896.1372  12664.1082
2010-05-31  2010-06-30        0.29%              0.11%              0.05%    05/2010   12395.975   12947.8328  12700.5808
2010-06-30  2010-07-31        0.29%              0.22%              0.14%    06/2010  12432.3624   12961.5421  12707.3121
2010-07-31  2010-08-31        0.19%              0.22%              0.14%    07/2010  12468.7498   12989.9276  12725.1023
2010-08-31  2010-09-30        0.09%             -0.06%             -0.04%    08/2010  12493.0081   13018.9572  12742.9175
2010-09-30  2010-10-31        0.10%              0.10%              0.07%    09/2010   12504.112   13011.6624  12737.9477
2010-10-31  2010-11-30       -0.10%             -0.25%             -0.12%    10/2010   12516.335    13025.017  12746.2274
2010-11-30  2010-12-31        0.07%              0.05%              0.09%    11/2010   12504.112    12992.963  12731.0594
2010-12-31  2011-01-31        0.10%              0.00%              0.03%    12/2010  12512.8781   12998.9993  12742.1354
2011-01-31  2011-02-28        0.00%             -0.03%              0.01%    01/2011   12525.206   12999.5188  12745.5758
2011-02-28  2011-03-31        0.10%             -0.05%             -0.01%    02/2011   12525.206   12995.6753  12747.2327
2011-03-31  2011-04-30        0.20%              0.17%              0.12%    03/2011   12537.534   12989.0461   12745.958
2011-04-30  2011-05-31        0.20%              0.28%              0.18%    04/2011  12562.1899    13010.772   12761.763
2011-05-31  2011-06-30        0.00%              0.04%              0.03%    05/2011  12586.8458    13046.903   12785.117
2011-06-30  2011-07-31        0.10%              0.11%              0.03%    06/2011  12586.8458   13052.0966  12788.3133
2011-07-31  2011-08-31        0.20%              0.58%              0.38%    07/2011  12599.1738   13066.1419  12792.6613
2011-08-31  2011-09-30       -0.03%             -0.01%              0.02%    08/2011  12623.8297   13141.7084  12841.4014
2011-09-30  2011-10-31        0.00%             -0.09%             -0.05%    09/2011  12620.1313   13140.1656  12843.8412
2011-10-31  2011-11-30       -0.10%             -0.14%             -0.06%    10/2011  12620.1313   13128.4858  12838.0615
2011-11-30  2011-12-31        0.02%              0.57%              0.44%    11/2011  12607.7949   13110.6813  12830.3587
2011-12-31  2012-01-31        0.20%              0.28%              0.20%    12/2011  12610.2622    13184.809  12887.3255
2012-01-31  2012-02-29        0.10%              0.13%              0.14%    01/2012  12635.2826   13221.6453  12912.4557
2012-02-29  2012-03-31        0.10%             -0.03%              0.00%    02/2012  12647.7927   13239.0664  12930.2749
2012-03-31  2012-04-30        0.10%              0.09%              0.05%    03/2012  12660.3029   13235.2228  12930.9085
2012-04-30  2012-05-31        0.00%             -0.04%             -0.03%    04/2012  12672.8131   13246.6384  12937.6455
2012-05-31  2012-06-30        0.11%              0.12%              0.08%    05/2012  12672.8131   13241.5197  12934.0239
2012-06-30  2012-07-31        0.20%              0.17%              0.14%    06/2012  12686.6127   13257.3131  12944.1771
2012-07-31  2012-08-31        0.10%              0.24%              0.17%    07/2012  12711.7099    13280.457  12962.1565
2012-08-31  2012-09-30        0.02%              0.11%              0.08%    08/2012  12724.2584     13312.65  12983.7774
2012-09-30  2012-10-31        0.00%              0.05%              0.05%    09/2012   12726.783   13327.7232   12993.749
                                                                          10/31/2012   12726.783    13334.837  12999.7131

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       0.85% 2.08% 2.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2012 by Citigroup.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, IN USD TERMS (UNHEDGED) JANUARY 9, 2008-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                                 CITIGROUP
                                                                      DFA          WORLD
                                                                  SELECTIVELY   GOVERNMENT
                                                                     HEDGED     BOND INDEX,
                                                                  GLOBAL FIXED 1-3 YEARS, IN
                                                                     INCOME      USD TERMS
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS   ENDDATE    PORTFOLIO    (UNHEDGED)
---------   ---------- -----------  -----------------  ---------- ------------ -------------
2008-01-09. 2008-01-31        0.50%              1.99%    01/2008       10000        10000
2008-01-31. 2008-02-29        0.90%              2.29%    01/2008       10050   10199.0091
2008-02-29. 2008-03-31        0.36%              3.07%    02/2008       10140   10432.9205
2008-03-31. 2008-04-30        0.39%             -2.50%    03/2008  10176.0771   10753.6567
2008-04-30. 2008-05-31        0.20%             -0.66%    04/2008  10216.1798   10484.6303
2008-05-31. 2008-06-30        0.29%              0.49%    05/2008  10236.2312   10415.2841
2008-06-30. 2008-07-31       -0.39%             -0.38%    06/2008  10266.3083    10466.233
2008-07-31. 2008-08-31       -3.73%             -2.28%    07/2008  10226.2055   10426.5332
2008-08-31. 2008-09-30       -2.65%             -0.62%    08/2008  9845.22925   10188.4947
2008-09-30. 2008-10-31       -6.80%             -0.92%    09/2008  9584.56127   10125.7355
2008-10-31. 2008-11-30       -1.01%              1.45%    10/2008  8932.89131   10032.2721
2008-11-30. 2008-12-31        3.06%              5.45%    11/2008  8842.66008   10177.4576
2008-12-31. 2009-01-31       -3.41%             -2.34%    12/2008  9113.35376   10731.7527
2009-01-31. 2009-02-28       -0.68%             -3.06%    01/2009  8802.55731   10480.7612
2009-02-28. 2009-03-31        4.13%              1.71%    02/2009  8742.40317   10160.3723
2009-03-31. 2009-04-30        0.88%              0.43%    03/2009  9103.32807   10334.3366
2009-04-30. 2009-05-31        4.59%              3.98%    04/2009   9183.5336   10378.7277
2009-05-31. 2009-06-30        0.10%             -0.53%    05/2009  9604.61265   10791.4647
2009-06-30. 2009-07-31        1.36%              1.26%    06/2009  9614.63834   10734.7079
2009-07-31. 2009-08-31        0.82%              1.35%    07/2009  9744.97233   10869.4476
2009-08-31. 2009-09-30        1.53%              1.89%    08/2009  9825.17787   11016.2776
2009-09-30. 2009-10-31        0.50%              0.24%    09/2009  9975.56324   11224.9169
2009-10-31. 2009-11-30        0.80%              2.43%    10/2009  10025.6917   11251.2981
2009-11-30. 2009-12-31       -0.62%             -3.90%    11/2009  10105.8972   11524.8857
2009-12-31. 2010-01-31       -0.20%             -0.10%    12/2009  10043.7299   11075.8598
2010-01-31. 2010-02-28        0.30%              0.17%    01/2010  10023.6626   11065.2902
2010-02-28. 2010-03-31        0.40%             -1.52%    02/2010  10053.7636   11083.6836
2010-03-31. 2010-04-30        0.50%             -0.67%    03/2010  10093.8984    10915.454
2010-04-30. 2010-05-31       -1.88%             -1.54%    04/2010  10144.0669   10842.7887
2010-05-31. 2010-06-30        0.30%              0.94%    05/2010  9953.42668   10675.3656
2010-06-30. 2010-07-31        2.21%              2.86%    06/2010  9983.52777   10775.5698
2010-07-31. 2010-08-31       -0.69%              0.28%    07/2010  10204.2691   11084.0756
2010-08-31. 2010-09-30        2.18%              2.39%    08/2010  10134.0332   11115.6111
2010-09-30. 2010-10-31        0.78%              1.73%    09/2010  10354.7745   11381.3174
2010-10-31. 2010-11-30       -1.63%             -3.25%    10/2010  10435.0441   11578.3123
2010-11-30. 2010-12-31        2.51%              2.00%    11/2010  10264.4713   11201.7659
2010-12-31. 2011-01-31        0.10%              0.38%    12/2010   10521.598   11426.0757
2011-01-31. 2011-02-28        0.68%              0.34%    01/2011  10531.7737   11469.5585
2011-02-28. 2011-03-31        0.77%              0.41%    02/2011  10603.0031   11508.0759
2011-03-31. 2011-04-30        2.57%              2.45%    03/2011  10684.4081   11554.8346
2011-04-30. 2011-05-31       -0.46%             -0.77%    04/2011    10959.15     11837.73
2011-05-31. 2011-06-30        0.09%              0.40%    05/2011  10908.2719   11746.8961
2011-06-30. 2011-07-31        1.12%              1.31%    06/2011  10918.4475    11793.774
2011-07-31. 2011-08-31       -0.46%              0.75%    07/2011   11040.555   11948.6318
2011-08-31. 2011-09-30       -4.26%             -2.81%    08/2011  10989.6769   12037.7745
2011-09-30. 2011-10-31        3.00%              1.09%    09/2011   10521.598   11699.6673
2011-10-31. 2011-11-30       -1.69%             -1.24%    10/2011  10837.0425   11827.0636
2011-11-30. 2011-12-31       -0.40%             -0.23%    11/2011  10653.8812     11680.89
2011-12-31. 2012-01-31        1.59%              0.98%    12/2011  10610.8489   11654.1404
2012-01-31. 2012-02-29        1.08%             -0.79%    01/2012  10779.4423   11768.8851
2012-02-29. 2012-03-31       -0.58%             -0.69%    02/2012  10895.3503   11675.3989
2012-03-31. 2012-04-30        0.19%              0.81%    03/2012  10832.1278    11595.131
2012-04-30. 2012-05-31       -3.01%             -1.77%    04/2012   10853.202   11689.5523
2012-05-31. 2012-06-30        2.20%              0.54%    05/2012  10526.5522   11482.1516
2012-06-30. 2012-07-31        0.69%              0.10%    06/2012  10758.3682   11544.1605
2012-07-31. 2012-08-31        0.78%              0.81%    07/2012  10832.1278    11555.231
2012-08-31. 2012-09-30        0.68%              0.90%    08/2012  10916.4245   11649.3759
2012-09-30. 2012-10-31       -0.19%             -0.53%    09/2012  10990.1841   11754.7411
                                                       10/31/2012  10969.1099   11692.4569

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  1/9/2008
                         --------------  ----  --------
                                         1.22%   1.94%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2012 by Citigroup.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA SHORT-TERM GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR US TREASURY & AGENCY INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]


                                                                               THE BOFA
                                                                               MERRILL
                                                                  DFA SHORT-  LYNCH 1-5
                                                                     TERM      YEAR US
                                                                  GOVERNMENT  TREASURY &
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS   ENDDATE   PORTFOLIO  AGENCY INDEX
---------   ---------- -----------  -----------------  ---------- ---------- ------------
2002-10-31  2002-11-30       -0.90%             -0.52%    10/2002      10000       10000
2002-11-30  2002-12-31        2.12%              1.29%    11/2002  9910.3139        9948
2002-12-31  2003-01-31       -0.18%             -0.09%    12/2002 10120.1932  10076.3292
2003-01-31  2003-02-28        1.72%              0.69%    01/2003 10101.8595  10067.2605
2003-02-28  2003-03-31       -0.09%              0.14%    02/2003 10276.0295  10136.7246
2003-03-31  2003-04-30        0.63%              0.23%    03/2003 10266.8627   10150.916
2003-04-30  2003-05-31        2.31%              0.84%    04/2003 10331.0306  10174.2631
2003-05-31  2003-06-30       -0.19%              0.05%    05/2003 10569.3684  10259.7269
2003-06-30  2003-07-31       -3.52%             -1.25%    06/2003 10549.8051  10264.8568
2003-07-31  2003-08-31       -0.27%              0.08%    07/2003 10178.6598  10136.5461
2003-08-31  2003-09-30        3.20%              1.42%    08/2003 10150.8239  10144.6553
2003-09-30  2003-10-31       -1.51%             -0.62%    09/2003  10475.576  10288.7094
2003-10-31  2003-11-30       -0.09%             -0.04%    10/2003 10317.8393  10224.9194
2003-11-30  2003-12-31        0.81%              0.70%    11/2003 10308.5606  10220.8295
2003-12-31  2004-01-31        0.66%              0.31%    12/2003 10392.0683  10292.3753
2004-01-31  2004-02-29        1.21%              0.69%    01/2004 10460.5015  10324.2816
2004-02-29  2004-03-31        1.11%              0.50%    02/2004 10587.5917  10395.5192
2004-03-31  2004-04-30       -3.01%             -1.52%    03/2004 10704.9057  10447.4968
2004-04-30  2004-05-31       -0.75%             -0.23%    04/2004 10382.2921  10288.4859
2004-05-31  2004-06-30        0.54%              0.10%    05/2004 10304.0828  10264.8224
2004-06-30  2004-07-31        0.67%              0.53%    06/2004 10359.9832  10275.0872
2004-07-31  2004-08-31        1.90%              1.07%    07/2004 10429.3139  10329.5451
2004-08-31  2004-09-30        0.22%             -0.04%    08/2004 10627.4015  10440.0713
2004-09-30  2004-10-31        0.75%              0.43%    09/2004 10650.2587  10435.8952
2004-10-31  2004-11-30       -1.02%             -0.69%    10/2004 10730.1107  10480.7696
2004-11-30  2004-12-31        0.54%              0.34%    11/2004 10620.3142  10408.4523
2004-12-31  2005-01-31       -0.09%             -0.05%    12/2004 10677.2088   10443.841
2005-01-31  2005-02-28       -0.66%             -0.40%    01/2005 10667.1169  10438.7235
2005-02-28  2005-03-31       -0.42%             -0.12%    02/2005 10596.4738  10397.1774
2005-03-31  2005-04-30        1.06%              0.80%    03/2005 10551.8918  10384.9087
2005-04-30  2005-05-31        1.05%              0.56%    04/2005 10663.3911   10467.988
2005-05-31  2005-06-30        0.28%              0.25%    05/2005 10774.8905  10526.0854
2005-06-30  2005-07-31       -1.04%             -0.56%    06/2005 10805.4723  10552.0848
2005-07-31  2005-08-31        1.05%              0.85%    07/2005 10693.0218  10492.9931
2005-08-31  2005-09-30       -0.71%             -0.49%    08/2005 10805.4723  10582.6033
2005-09-30  2005-10-31       -0.29%             -0.18%    09/2005 10728.2211   10531.066
2005-10-31  2005-11-30        0.29%              0.36%    10/2005  10697.304  10512.5313
2005-11-30  2005-12-31        0.29%              0.43%    11/2005 10728.2211  10550.1662
2005-12-31  2006-01-31        0.29%              0.14%    12/2005 10759.1382  10595.0044
2006-01-31  2006-02-28        0.19%              0.04%    01/2006 10790.4451  10609.7314
2006-02-28  2006-03-31        0.25%              0.02%    02/2006 10811.3163  10613.8692
2006-03-31  2006-04-30        0.39%              0.25%    03/2006 10838.5827  10615.8859
2006-04-30  2006-05-31        0.29%              0.10%    04/2006 10880.5927  10642.5317
2006-05-31  2006-06-30        0.39%              0.17%    05/2006 10912.1003  10653.4936
2006-06-30  2006-07-31        0.39%              0.87%    06/2006 10954.3346  10671.0718
2006-07-31  2006-08-31        0.48%              0.85%    07/2006 10996.7932  10763.6967
2006-08-31  2006-09-30        0.45%              0.60%    08/2006 11049.8666  10854.7576
2006-09-30  2006-10-31        0.48%              0.44%    09/2006 11099.0523  10920.3203
2006-10-31  2006-11-30        0.38%              0.62%    10/2006 11152.7228  10968.6973
2006-11-30  2006-12-31        0.43%             -0.12%    11/2006 11195.6592  11036.4839
2006-12-31  2007-01-31        0.39%              0.15%    12/2006 11244.3068  11023.2401
2007-01-31  2007-02-28        0.39%              0.98%    01/2007 11287.9317  11039.8852
2007-02-28  2007-03-31        0.45%              0.36%    02/2007 11331.5565  11147.5241
2007-03-31  2007-04-30        0.39%              0.40%    03/2007 11383.0596  11187.8781
2007-04-30  2007-05-31        0.48%             -0.28%    04/2007 11427.0097  11232.7415
2007-05-31  2007-06-30        0.36%              0.34%    05/2007 11481.9472  11201.6268
2007-06-30  2007-07-31        0.48%              1.04%    06/2007 11523.0062  11239.2643
2007-07-31  2007-08-31        0.38%              1.13%    07/2007 11578.6192  11355.7031
2007-08-31  2007-09-30        0.35%              0.76%    08/2007 11623.1096   11483.909
2007-09-30  2007-10-31        0.39%              0.45%    09/2007  11663.422  11570.6125
2007-10-31  2007-11-30        0.38%              1.98%    10/2007 11708.4545  11622.3331
2007-11-30  2007-12-31        0.41%              0.34%    11/2007  11753.487  11852.2229
2007-12-31  2008-01-31        0.29%              2.04%    12/2007 11801.1031  11892.4019
2008-01-31  2008-02-29        1.06%              1.06%    01/2008 11835.3755  12134.5312
2008-02-29  2008-03-31        0.41%              0.33%    02/2008 11961.0406  12263.1572
2008-03-31  2008-04-30       -2.10%             -1.01%    03/2008 12010.1065  12303.8709
2008-04-30  2008-05-31       -0.98%             -0.61%    04/2008 11757.5038  12179.8479
2008-05-31  2008-06-30        0.53%              0.35%    05/2008 11642.6845  12105.6726
2008-06-30  2008-07-31        0.69%              0.47%    06/2008 11704.2599  12148.5267
2008-07-31  2008-08-31        0.98%              0.56%    07/2008 11785.1383  12205.5033
2008-08-31  2008-09-30        0.81%              0.67%    08/2008 11900.6789   12273.732
2008-09-30  2008-10-31        1.16%              0.93%    09/2008 11996.5776  12355.4751
2008-10-31  2008-11-30        2.97%              2.07%    10/2008 12136.0727  12470.6281
2008-11-30  2008-12-31        2.33%              1.25%    11/2008  12496.435  12729.0195
2008-12-31  2009-01-31       -1.01%             -0.58%    12/2008 12787.2764  12887.8777
2009-01-31  2009-02-28        0.00%             -0.08%    01/2009 12658.2305  12813.5147
2009-02-28  2009-03-31        1.03%              0.82%    02/2009 12658.2305  12802.7513
2009-03-31  2009-04-30       -0.09%             -0.23%    03/2009 12789.0777   12908.246
2009-04-30  2009-05-31        0.00%              0.03%    04/2009 12777.3014  12878.0407
2009-05-31  2009-06-30        0.06%             -0.23%    05/2009 12777.3014  12881.5177
2009-06-30  2009-07-31        0.28%              0.27%    06/2009 12785.2413  12851.7614
2009-07-31  2009-08-31        0.65%              0.56%    07/2009 12820.7888  12886.8468
2009-08-31  2009-09-30        0.61%              0.36%    08/2009 12903.7329  12959.0131
2009-09-30  2009-10-31        0.28%              0.25%    09/2009 12982.2981  13006.1839
2009-10-31  2009-11-30        1.10%              0.91%    10/2009  13018.062  13039.2196
2009-11-30  2009-12-31       -1.42%             -1.16%    11/2009 13161.1176  13158.3981
2009-12-31  2010-01-31        0.93%              0.97%    12/2009 12974.0258  13005.7607
2010-01-31  2010-02-28        0.46%              0.32%    01/2010 13095.1652  13131.5264
2010-02-28  2010-03-31       -0.38%             -0.40%    02/2010 13155.7348  13173.8099
2010-03-31  2010-04-30        0.56%              0.43%    03/2010  13105.893  13121.1146
2010-04-30  2010-05-31        0.74%              0.70%    04/2010 13178.8386  13177.9291
2010-05-31  2010-06-30        1.06%              0.77%    05/2010 13276.0994   13269.911
2010-06-30  2010-07-31        0.82%              0.55%    06/2010 13416.4924  13371.5585
2010-07-31  2010-08-31        0.36%              0.42%    07/2010 13526.5639  13444.9684
2010-08-31  2010-09-30        0.27%              0.26%    08/2010 13575.4845   13500.765
2010-09-30  2010-10-31        0.72%              0.37%    09/2010  13612.508   13535.462
2010-10-31  2010-11-30       -0.63%             -0.38%    10/2010  13710.882  13585.6785
2010-11-30  2010-12-31       -0.54%             -0.58%    11/2010 13624.8047  13534.7322
2010-12-31  2011-01-31        0.09%              0.29%    12/2010 13551.5494  13455.9601
2011-01-31  2011-02-28       -0.19%             -0.21%    01/2011 13564.1088  13495.5206
2011-02-28  2011-03-31        0.13%             -0.04%    02/2011   13538.99  13467.7198
2011-03-31  2011-04-30        0.84%              0.70%    03/2011 13556.6527  13461.9287
2011-04-30  2011-05-31        0.83%              0.68%    04/2011 13670.0448  13556.5661
2011-05-31  2011-06-30       -0.12%              0.03%    05/2011 13783.4368  13648.4796
2011-06-30  2011-07-31        0.64%              0.70%    06/2011 13766.8951  13652.9836
2011-07-31  2011-08-31        0.73%              0.73%    07/2011 13855.4689  13748.1449
2011-08-31  2011-09-30       -0.11%             -0.13%    08/2011 13956.6961  13848.6438
2011-09-30  2011-10-31        0.09%              0.10%    09/2011  13941.381  13830.0867
2011-10-31  2011-11-30        0.18%              0.13%    10/2011 13954.0781  13844.3316
2011-11-30  2011-12-31        0.23%              0.17%    11/2011 13979.4722  13861.9139
2011-12-31  2012-01-31        0.46%              0.32%    12/2011 14011.2149  13885.6178
2012-01-31  2012-02-29       -0.18%             -0.25%    01/2012 14076.1417  13929.9129
2012-02-29  2012-03-31        0.07%             -0.19%    02/2012  14050.171  13895.7847
2012-03-31  2012-04-30        0.37%              0.46%    03/2012 14060.5593  13870.0775
2012-04-30  2012-05-31        0.00%              0.17%    04/2012 14112.5872  13933.8798
2012-05-31  2012-06-30        0.15%             -0.07%    05/2012 14112.5872  13957.9854
2012-06-30  2012-07-31        0.37%              0.39%    06/2012 14133.4609  13948.6336
2012-07-31  2012-08-31        0.28%              0.06%    07/2012 14185.6139  14003.5912
2012-08-31  2012-09-30       -0.05%              0.01%    08/2012 14224.7287  14012.2734
2012-09-30  2012-10-31        0.00%             -0.11%    09/2012 14218.2395  14013.5345
                                                       10/31/2012 14218.2395  13997.5591

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       1.89% 3.96% 3.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2012 Merrill Lynch, Pirce, Fenner & Smith Incorporated; all rights reserved.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-5 YEARS, CURRENCY-HEDGED IN USD TERMS OCTOBER 31, 2002-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                                 CITIGROUP
                                                                                   WORLD
                                                                    DFA FIVE-   GOVERNMENT
                                                                   YEAR GLOBAL  BOND INDEX,
                                                                  FIXED INCOME  1-5 YEARS,
                                                                   PORTFOLIO-    CURRENCY-
                                                                  INSTITUTIONAL  HEDGED IN
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS   ENDDATE       CLASS      USD TERMS
---------   ---------- -----------  -----------------  ---------- ------------- -----------
2002-10-31  2002-11-30       -0.91%             -0.09%    10/2002       10000        10000
2002-11-30  2002-12-31        2.28%              0.94%    11/2002  9909.33817    9990.8346
2002-12-31  2003-01-31       -0.37%              0.23%    12/2002  10135.4956   10084.4167
2003-01-31  2003-02-28        1.47%              0.56%    01/2003  10098.3352   10107.7271
2003-02-28  2003-03-31        0.06%              0.00%    02/2003  10246.9767   10164.1151
2003-03-31  2003-04-30        0.36%              0.14%    03/2003  10253.2989   10163.7356
2003-04-30  2003-05-31        2.26%              0.80%    04/2003  10290.5497   10177.8018
2003-05-31  2003-06-30       -0.11%              0.01%    05/2003  10523.3676   10258.9247
2003-06-30  2003-07-31       -2.76%             -0.59%    06/2003  10511.7591   10259.5501
2003-07-31  2003-08-31       -0.18%             -0.24%    07/2003   10221.844   10198.5544
2003-08-31  2003-09-30        2.75%              0.89%    08/2003  10203.1398   10174.0127
2003-09-30  2003-10-31       -1.27%             -0.48%    09/2003   10483.429   10264.8231
2003-10-31  2003-11-30        0.00%              0.02%    10/2003  10350.7273   10215.1663
2003-11-30  2003-12-31        0.83%              0.61%    11/2003  10350.7273   10217.7164
2003-12-31  2004-01-31        0.76%              0.35%    12/2003  10436.9771   10279.6242
2004-01-31  2004-02-29        1.04%              0.61%    01/2004  10516.6486   10315.7868
2004-02-29  2004-03-31        1.10%              0.29%    02/2004  10626.1971   10378.2135
2004-03-31  2004-04-30       -3.07%             -0.64%    03/2004  10742.6732   10407.8018
2004-04-30  2004-05-31       -0.48%             -0.05%    04/2004  10412.5911   10341.6612
2004-05-31  2004-06-30        0.29%              0.00%    05/2004  10362.5786   10336.0295
2004-06-30  2004-07-31        0.78%              0.31%    06/2004  10392.2038   10336.5009
2004-07-31  2004-08-31        1.92%              0.78%    07/2004  10472.8417   10369.0331
2004-08-31  2004-09-30        0.20%              0.16%    08/2004  10674.4363   10449.8146
2004-09-30  2004-10-31        0.66%              0.43%    09/2004  10695.9151   10466.0425
2004-10-31  2004-11-30       -0.94%              0.16%    10/2004   10767.018   10511.0738
2004-11-30  2004-12-31        0.69%              0.23%    11/2004  10665.4424    10528.339
2004-12-31  2005-01-31        0.19%              0.33%    12/2004  10738.5768   10552.8995
2005-01-31  2005-02-28       -0.47%             -0.10%    01/2005  10758.9536   10587.6257
2005-02-28  2005-03-31       -0.47%              0.30%    02/2005  10708.0116   10577.2189
2005-03-31  2005-04-30        1.34%              0.73%    03/2005  10657.6866   10608.6596
2005-04-30  2005-05-31        0.85%              0.50%    04/2005  10801.0176   10686.5881
2005-05-31  2005-06-30        0.71%              0.49%    05/2005   10893.159   10740.5335
2005-06-30  2005-07-31       -0.66%             -0.19%    06/2005  10970.1898   10792.8437
2005-07-31  2005-08-31        0.95%              0.51%    07/2005  10897.9496   10772.3251
2005-08-31  2005-09-30       -0.77%             -0.15%    08/2005  11001.1498    10827.139
2005-09-30  2005-10-31       -0.38%             -0.10%    09/2005  10915.9925    10811.436
2005-10-31  2005-11-30        0.19%              0.33%    10/2005  10874.4078   10801.1245
2005-11-30  2005-12-31        0.26%              0.38%    11/2005  10895.2002   10836.3337
2005-12-31  2006-01-31        0.10%              0.17%    12/2005  10923.5726    10877.964
2006-01-31  2006-02-28        0.20%              0.10%    01/2006  10934.2715   10896.0234
2006-02-28  2006-03-31       -0.29%             -0.08%    02/2006  10955.6693   10906.9178
2006-03-31  2006-04-30        0.20%              0.26%    03/2006  10923.5726   10897.7884
2006-04-30  2006-05-31        0.49%              0.38%    04/2006  10944.9704   10926.4175
2006-05-31  2006-06-30        0.19%              0.22%    05/2006  10998.4648   10967.6165
2006-06-30  2006-07-31        0.68%              0.73%    06/2006  11019.8626   10991.8501
2006-07-31  2006-08-31        0.87%              0.88%    07/2006  11094.7549   11071.9007
2006-08-31  2006-09-30        0.38%              0.45%    08/2006   11191.045   11169.1812
2006-09-30  2006-10-31        0.38%              0.35%    09/2006  11233.8405   11219.3596
2006-10-31  2006-11-30        0.38%              0.50%    10/2006  11276.6361   11258.4042
2006-11-30  2006-12-31        0.26%              0.07%    11/2006  11319.4317   11315.0181
2006-12-31  2007-01-31        0.47%              0.35%    12/2006  11348.4835   11322.7617
2007-01-31  2007-02-28        0.47%              0.65%    01/2007  11402.3699   11362.9556
2007-02-28  2007-03-31        0.38%              0.32%    02/2007  11456.2564   11436.9253
2007-03-31  2007-04-30        0.28%              0.32%    03/2007  11499.3655   11473.5653
2007-04-30  2007-05-31        0.28%             -0.11%    04/2007  11531.6974   11509.8301
2007-05-31  2007-06-30        0.25%              0.26%    05/2007  11564.0292   11496.6966
2007-06-30  2007-07-31        0.56%              0.87%    06/2007   11593.149   11526.4187
2007-07-31  2007-08-31        0.74%              1.05%    07/2007   11657.855   11626.1621
2007-08-31  2007-09-30        0.36%              0.55%    08/2007  11744.1296   11748.7863
2007-09-30  2007-10-31        0.56%              0.51%    09/2007  11786.3682   11813.1435
2007-10-31  2007-11-30        0.28%              1.09%    10/2007  11852.1525   11873.2541
2007-11-30  2007-12-31        0.47%              0.29%    11/2007  11885.0447   12002.1936
2007-12-31  2008-01-31        0.56%              1.50%    12/2007  11941.1469   12036.5338
2008-01-31  2008-02-29        0.37%              0.66%    01/2008  12008.0441   12216.6012
2008-02-29  2008-03-31        0.09%             -0.03%    02/2008  12052.6422   12296.7456
2008-03-31  2008-04-30       -0.74%             -0.66%    03/2008  12063.7918   12293.6697
2008-04-30  2008-05-31       -0.28%             -0.57%    04/2008  11974.5955   12213.0398
2008-05-31  2008-06-30        0.28%              0.01%    05/2008  11941.1469   12143.1878
2008-06-30  2008-07-31        0.56%              0.74%    06/2008  11974.5955   12143.8998
2008-07-31  2008-08-31        0.56%              0.62%    07/2008  12041.4927   12233.2826
2008-08-31  2008-09-30       -1.03%              0.65%    08/2008  12108.3899    12309.032
2008-09-30  2008-10-31        0.56%              1.45%    09/2008  11983.3293   12388.4784
2008-10-31  2008-11-30        1.50%              1.08%    10/2008  12051.0317   12568.4519
2008-11-30  2008-12-31        1.55%              1.00%    11/2008  12231.5715   12703.6185
2008-12-31  2009-01-31       -0.18%              0.04%    12/2008  12421.7379   12830.1371
2009-01-31  2009-02-28       -0.09%              0.20%    01/2009  12399.0705   12835.6215
2009-02-28  2009-03-31        0.37%              0.52%    02/2009  12387.7368   12861.8105
2009-03-31  2009-04-30        0.64%              0.02%    03/2009  12433.0716   12928.5376
2009-04-30  2009-05-31        0.18%              0.04%    04/2009  12512.4075   12930.8595
2009-05-31  2009-06-30        0.61%              0.16%    05/2009  12535.0749   12936.1763
2009-06-30  2009-07-31        0.82%              0.36%    06/2009     12611.2   12957.2711
2009-07-31  2009-08-31        0.90%              0.35%    07/2009  12714.1953   13004.4372
2009-08-31  2009-09-30        0.67%              0.31%    08/2009  12828.6345   13049.6481
2009-09-30  2009-10-31        0.54%              0.10%    09/2009  12914.8484   13090.6125
2009-10-31  2009-11-30        1.24%              0.53%    10/2009  12983.9734   13103.6041
2009-11-30  2009-12-31       -1.54%             -0.37%    11/2009   13145.265   13173.1574
2009-12-31  2010-01-31        1.27%              0.39%    12/2009   12942.755   13124.1382
2010-01-31  2010-02-28        0.63%              0.41%    01/2010  13107.0329   13174.9499
2010-02-28  2010-03-31       -0.07%             -0.04%    02/2010  13189.1719   13229.2152
2010-03-31  2010-04-30        0.71%              0.05%    03/2010  13179.7846    13224.162
2010-04-30  2010-05-31        0.62%              0.65%    04/2010    13274.01   13230.4701
2010-05-31  2010-06-30        0.66%              0.25%    05/2010  13356.4573   13316.2518
2010-06-30  2010-07-31        1.50%              0.36%    06/2010  13444.0794   13349.9704
2010-07-31  2010-08-31        1.22%              0.48%    07/2010  13645.6221   13398.6194
2010-08-31  2010-09-30        0.37%             -0.07%    08/2010  13811.5984   13462.4486
2010-09-30  2010-10-31        0.69%              0.10%    09/2010  13863.2524   13452.3979
2010-10-31  2010-11-30       -1.03%             -0.49%    10/2010  13958.6964   13465.3986
2010-11-30  2010-12-31       -1.35%             -0.11%    11/2010  13815.5303   13399.8734
2010-12-31  2011-01-31        0.28%             -0.07%    12/2010  13628.8195   13385.2103
2011-01-31  2011-02-28       -0.09%             -0.09%    01/2011  13666.3989   13375.3929
2011-02-28  2011-03-31        0.09%             -0.06%    02/2011  13653.8725   13363.0928
2011-03-31  2011-04-30        1.28%              0.29%    03/2011  13666.3989   13354.7372
2011-04-30  2011-05-31        1.18%              0.49%    04/2011  13841.7698   13394.1116
2011-05-31  2011-06-30        0.00%              0.05%    05/2011  14004.6141   13459.6882
2011-06-30  2011-07-31        1.61%              0.36%    06/2011  14004.6141   13466.3211
2011-07-31  2011-08-31        0.70%              0.87%    07/2011  14230.0909   13514.4528
2011-08-31  2011-09-30       -0.19%              0.04%    08/2011  14330.3028   13631.5294
2011-09-30  2011-10-31        0.27%             -0.14%    09/2011   14303.143   13636.3868
2011-10-31  2011-11-30       -1.50%             -0.20%    10/2011  14341.1496   13617.0884
2011-11-30  2011-12-31        0.83%              0.77%    11/2011  14125.7789   13590.0263
2011-12-31  2012-01-31        1.01%              0.43%    12/2011  14243.1049   13694.2358
2012-01-31  2012-02-29        0.18%              0.17%    01/2012  14386.7109   13753.2884
2012-02-29  2012-03-31        0.27%             -0.08%    02/2012  14412.8211   13776.5564
2012-03-31  2012-04-30        0.36%              0.20%    03/2012  14451.9864   13764.8821
2012-04-30  2012-05-31        0.63%              0.09%    04/2012  14504.2067   13792.8507
2012-05-31  2012-06-30        0.06%              0.10%    05/2012  14595.5924   13805.3797
2012-06-30  2012-07-31        1.26%              0.34%    06/2012  14604.7861   13818.9076
2012-07-31  2012-08-31        0.35%              0.26%    07/2012  14788.3292    13865.286
2012-08-31  2012-09-30        0.16%              0.18%    08/2012  14840.7701   13901.3494
2012-09-30  2012-10-31        0.09%              0.06%    09/2012   14864.686    13926.156
                                                       10/31/2012  14877.8756   13934.0899

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       3.74% 4.65% 4.05%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2012 by Citigroup.

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX EX USA 1-30 YEARS (HEDGED TO USD) DECEMBER 6, 2011-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                                 CITIGROUP
                                                                    DFA WORLD      WORLD
                                                                     EX U.S.    GOVERNMENT
                                                                   GOVERNMENT   BOND INDEX
                                                                  FIXED INCOME  EX USA 1-30
                                                                   PORTFOLIO -     YEARS
                                                                  INSTITUTIONAL (HEDGED TO
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS   ENDDATE       CLASS        USD)
---------   ---------- -----------  -----------------  ---------- ------------- -----------
2011-12-06  2011-12-31        0.95%              0.85%    12/2011       10000        10000
2011-12-31  2012-01-31        0.50%              0.79%    12/2011  10095.2761   10085.3248
2012-01-31  2012-02-29        0.30%              0.51%    01/2012  10145.4016   10164.7841
2012-02-29  2012-03-31       -0.10%              0.02%    02/2012  10175.4769   10216.3473
2012-03-31  2012-04-30        0.79%              0.28%    03/2012  10165.4518   10217.9777
2012-04-30  2012-05-31        2.54%              1.20%    04/2012  10245.6526   10246.2189
2012-05-31  2012-06-30       -0.75%             -0.39%    05/2012  10506.3052   10369.6185
2012-06-30  2012-07-31        2.12%              1.04%    06/2012  10426.9882   10328.7071
2012-07-31  2012-08-31        0.09%              0.19%    07/2012  10648.4108   10436.1104
2012-08-31  2012-09-30       -0.03%              0.57%    08/2012  10658.4754   10455.5356
2012-09-30  2012-10-31        0.09%              0.22%    09/2012  10655.6334   10515.0294
                                                       10/31/2012  10665.7335   10537.6941

                                            FROM
                            TOTAL RETURN  12/6/2011
                            ------------  ---------
                                            6.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2012 by Citigroup.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
BARCLAYS U.S. GOVERNMENT BOND INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                       DFA
                                                                  INTERMEDIATE
                                                                   GOVERNMENT
                                                                  FIXED INCOME
                                                                   PORTFOLIO-   BARCLAYS U.S.
                                                                  INSTITUTIONAL  GOVERNMENT
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS   ENDDATE       CLASS      BOND INDEX
---------   ---------- -----------  -----------------  ---------- ------------- -------------
2002-10-31  2002-11-30       -1.27%             -0.86%    10/2002       10000         10000
2002-11-30  2002-12-31        3.31%              2.42%    11/2002  9872.50996          9914
2002-12-31  2003-01-31       -0.73%             -0.25%    12/2002  10199.2341    10153.9188
2003-01-31  2003-02-28        2.44%              1.61%    01/2003  10125.0279     10128.534
2003-02-28  2003-03-31       -0.34%             -0.29%    02/2003   10372.382    10291.6034
2003-03-31  2003-04-30        0.72%              0.46%    03/2003  10337.6044    10261.7578
2003-04-30  2003-05-31        3.43%              2.60%    04/2003  10412.3941    10308.9618
2003-05-31  2003-06-30       -0.67%             -0.52%    05/2003  10769.7229    10576.9948
2003-06-30  2003-07-31       -5.59%             -4.13%    06/2003  10697.3176    10521.9945
2003-07-31  2003-08-31        0.25%              0.56%    07/2003  10099.2785    10087.4361
2003-08-31  2003-09-30        3.85%              2.91%    08/2003  10124.5478    10143.9257
2003-09-30  2003-10-31       -1.70%             -1.42%    09/2003  10514.6187     10439.114
2003-10-31  2003-11-30        0.17%              0.12%    10/2003  10335.5376    10290.8786
2003-11-30  2003-12-31        0.95%              0.89%    11/2003   10352.593    10303.2276
2003-12-31  2004-01-31        0.93%              0.83%    12/2003  10450.4829    10394.9263
2004-01-31  2004-02-29        1.43%              1.20%    01/2004   10548.068    10481.2042
2004-02-29  2004-03-31        1.37%              0.88%    02/2004  10698.8814    10606.7351
2004-03-31  2004-04-30       -3.95%             -3.01%    03/2004  10845.0115    10700.1175
2004-04-30  2004-05-31       -0.69%             -0.37%    04/2004  10416.2137    10378.1392
2004-05-31  2004-06-30        0.71%              0.41%    05/2004  10344.7474    10339.7561
2004-06-30  2004-07-31        1.04%              0.93%    06/2004  10418.6566    10381.6894
2004-07-31  2004-08-31        2.58%              1.95%    07/2004  10527.1843    10478.3927
2004-08-31  2004-09-30        0.33%              0.20%    08/2004  10798.5035    10682.7214
2004-09-30  2004-10-31        0.93%              0.80%    09/2004  10834.2011    10704.0868
2004-10-31  2004-11-30       -1.34%             -1.19%    10/2004  10934.8567    10789.3143
2004-11-30  2004-12-31        1.01%              0.89%    11/2004  10788.4486    10661.0929
2004-12-31  2005-01-31        0.43%              0.63%    12/2004  10897.3396    10756.4592
2005-01-31  2005-02-28       -0.94%             -0.71%    01/2005  10943.9493    10823.9216
2005-02-28  2005-03-31       -0.53%             -0.33%    02/2005   10841.408    10747.0718
2005-03-31  2005-04-30        1.74%              1.60%    03/2005  10784.1616    10711.6064
2005-04-30  2005-05-31        1.37%              1.16%    04/2005  10971.8755    10883.5087
2005-05-31  2005-06-30        0.59%              0.56%    05/2005  11122.0466    11009.5649
2005-06-30  2005-07-31       -1.61%             -1.21%    06/2005  11187.9538    11071.5912
2005-07-31  2005-08-31        1.81%              1.47%    07/2005   11007.656    10937.9927
2005-08-31  2005-09-30       -1.51%             -1.18%    08/2005  11206.9325    11099.3032
2005-09-30  2005-10-31       -0.96%             -0.70%    09/2005  11037.5601    10967.9798
2005-10-31  2005-11-30        0.53%              0.45%    10/2005  10931.9834     10890.858
2005-11-30  2005-12-31        0.78%              0.93%    11/2005  10989.5707    10940.1112
2005-12-31  2006-01-31       -0.09%             -0.17%    12/2005  11075.5764     11041.587
2006-01-31  2006-02-28       -0.09%              0.16%    01/2006  11065.7836    11022.7041
2006-02-28  2006-03-31       -0.79%             -0.90%    02/2006  11055.9909    11040.2137
2006-03-31  2006-04-30       -0.36%             -0.28%    03/2006  10968.7644    10940.8012
2006-04-30  2006-05-31        0.09%              0.02%    04/2006  10929.3084    10910.3089
2006-05-31  2006-06-30        0.00%              0.28%    05/2006  10939.1724     10912.497
2006-06-30  2006-07-31        1.37%              1.19%    06/2006   10939.402    10942.9704
2006-07-31  2006-08-31        1.62%              1.41%    07/2006  11088.9836    11073.6075
2006-08-31  2006-09-30        0.91%              0.89%    08/2006  11268.4815    11230.0042
2006-09-30  2006-10-31        0.62%              0.52%    09/2006  11371.2852     11329.973
2006-10-31  2006-11-30        1.15%              1.01%    10/2006  11441.8517    11389.1726
2006-11-30  2006-12-31       -0.86%             -0.69%    11/2006  11572.9038    11504.7623
2006-12-31  2007-01-31       -0.18%             -0.12%    12/2006  11473.1876    11425.3399
2007-01-31  2007-02-28        1.79%              1.54%    01/2007   11452.718     11411.295
2007-02-28  2007-03-31        0.02%              0.03%    02/2007  11657.4136      11586.92
2007-03-31  2007-04-30        0.53%              0.50%    03/2007  11660.2593    11589.9393
2007-04-30  2007-05-31       -1.14%             -0.79%    04/2007  11722.1174    11647.6767
2007-05-31  2007-06-30       -0.12%             -0.04%    05/2007  11588.0915    11556.0647
2007-06-30  2007-07-31        1.35%              1.43%    06/2007  11574.7198    11551.4044
2007-07-31  2007-08-31        1.87%              1.51%    07/2007  11731.1349    11716.0137
2007-08-31  2007-09-30        0.77%              0.63%    08/2007  11950.1161     11892.928
2007-09-30  2007-10-31        0.70%              0.73%    09/2007  12042.1029    11968.2851
2007-10-31  2007-11-30        3.13%              2.75%    10/2007  12126.4609    12055.8721
2007-11-30  2007-12-31        0.49%              0.22%    11/2007  12506.0718    12387.1505
2007-12-31  2008-01-31        2.73%              2.39%    12/2007  12566.9752    12414.6917
2008-01-31  2008-02-29        0.83%              0.95%    01/2008  12909.5163    12711.9474
2008-02-29  2008-03-31        0.71%              0.66%    02/2008  13016.5603    12832.2247
2008-03-31  2008-04-30       -1.48%             -1.40%    03/2008  13109.0747    12917.2707
2008-04-30  2008-05-31       -1.50%             -1.09%    04/2008  12915.0259    12735.9123
2008-05-31  2008-06-30        0.43%              0.58%    05/2008  12720.9771    12596.6104
2008-06-30  2008-07-31        0.60%              0.44%    06/2008  12775.4828    12670.0668
2008-07-31  2008-08-31        1.02%              1.02%    07/2008  12851.7869    12725.4634
2008-08-31  2008-09-30       -0.02%              0.45%    08/2008  12982.5939    12855.3378
2008-09-30  2008-10-31       -1.02%             -0.28%    09/2008  12980.2282    12913.4162
2008-10-31  2008-11-30        5.66%              4.74%    10/2008  12848.0017    12877.8352
2008-11-30  2008-12-31        4.50%              3.44%    11/2008  13575.2471    13488.4067
2008-12-31  2009-01-31       -2.38%             -2.49%    12/2008  14186.1906    13952.8608
2009-01-31  2009-02-28       -0.57%             -0.27%    01/2009  13848.9594    13605.7373
2009-02-28  2009-03-31        1.58%              1.82%    02/2009  13770.2721    13568.7944
2009-03-31  2009-04-30       -0.97%             -1.33%    03/2009  13987.3089    13815.3142
2009-04-30  2009-05-31       -0.25%             -0.76%    04/2009  13851.5098    13631.5486
2009-05-31  2009-06-30        0.17%             -0.13%    05/2009  13817.5601    13528.1884
2009-06-30  2009-07-31        0.66%              0.48%    06/2009  13840.9859     13510.099
2009-07-31  2009-08-31        0.82%              0.79%    07/2009  13932.4965    13574.6991
2009-08-31  2009-09-30        0.93%              0.75%    08/2009  14046.8848    13681.6145
2009-09-30  2009-10-31        0.33%              0.02%    09/2009  14177.4164    13783.9128
2009-10-31  2009-11-30        1.46%              1.28%    10/2009  14223.6345    13786.0476
2009-11-30  2009-12-31       -2.41%             -2.27%    11/2009  14431.6162    13962.3585
2009-12-31  2010-01-31        1.75%              1.45%    12/2009  14084.0084    13645.8513
2010-01-31  2010-02-28        0.57%              0.41%    01/2010    14330.89    13844.1476
2010-02-28  2010-03-31       -0.62%             -0.75%    02/2010  14413.1839    13901.0762
2010-03-31  2010-04-30        1.07%              0.95%    03/2010  14323.4785    13797.0157
2010-04-30  2010-05-31        1.47%              1.53%    04/2010  14477.2401    13928.0516
2010-05-31  2010-06-30        1.86%              1.71%    05/2010  14690.1406     14141.359
2010-06-30  2010-07-31        1.04%              0.68%    06/2010  14963.7841    14382.5787
2010-07-31  2010-08-31        1.74%              1.78%    07/2010  15119.0348    14480.1516
2010-08-31  2010-09-30        0.27%              0.05%    08/2010  15381.7669    14737.1777
2010-09-30  2010-10-31        0.39%             -0.06%    09/2010  15422.5679    14744.3408
2010-10-31  2010-11-30       -0.86%             -0.67%    10/2010  15482.8594    14735.1468
2010-11-30  2010-12-31       -1.90%             -1.62%    11/2010  15350.2181    14636.1299
2010-12-31  2011-01-31        0.00%              0.00%    12/2010  15058.4072    14399.2821
2011-01-31  2011-02-28        0.00%             -0.06%    01/2011  15058.4072    14399.9161
2011-02-28  2011-03-31        0.02%             -0.03%    02/2011  15058.4072    14391.5113
2011-03-31  2011-04-30        1.23%              1.09%    03/2011  15061.2201    14387.2341
2011-04-30  2011-05-31        1.62%              1.42%    04/2011   15246.096    14543.9028
2011-05-31  2011-06-30       -0.43%             -0.30%    05/2011  15492.5971    14751.0933
2011-06-30  2011-07-31        1.93%              1.67%    06/2011  15426.1157    14707.0038
2011-07-31  2011-08-31        2.45%              2.54%    07/2011  15724.4451    14952.0082
2011-08-31  2011-09-30        0.90%              1.53%    08/2011  16109.7872    15331.9612
2011-09-30  2011-10-31       -0.54%             -0.71%    09/2011  16255.2228    15566.7071
2011-10-31  2011-11-30        0.78%              0.67%    10/2011  16167.4922    15456.1706
2011-11-30  2011-12-31        1.14%              0.89%    11/2011  16292.8216    15559.8684
2011-12-31  2012-01-31        0.70%              0.44%    12/2011  16477.7894     15698.133
2012-01-31  2012-02-29       -0.46%             -0.65%    01/2012  16592.5728    15767.1193
2012-02-29  2012-03-31       -0.69%             -0.91%    02/2012  16516.0505     15664.506
2012-03-31  2012-04-30        1.56%              1.35%    03/2012  16402.0593    15522.3852
2012-04-30  2012-05-31        1.23%              1.56%    04/2012  16658.3415    15732.1986
2012-05-31  2012-06-30       -0.22%             -0.29%    05/2012  16863.3672    15977.1393
2012-06-30  2012-07-31        1.07%              0.95%    06/2012  16826.2063    15930.4874
2012-07-31  2012-08-31        0.38%             -0.10%    07/2012  17006.8558    16082.5543
2012-08-31  2012-09-30        0.06%             -0.26%    08/2012  17071.3734    16067.2736
2012-09-30  2012-10-31       -0.15%             -0.15%    09/2012  17081.0067    16025.2446
                                                       10/31/2012   17055.028    16001.9113

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       ------------    ----  ----- -----
                                       5.49% 7.06% 5.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays data provided by Barclays Bank PLC.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR US CORPORATE & GOVERNMENT INDEX
MARCH 4, 2009-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                              THE BOFA
                                                                               MERRILL
                                                                  DFA SHORT-  LYNCH 1-5
                                                                     TERM      YEAR US
                                                                   EXTENDED  CORPORATE &
                                                                   QUALITY   GOVERNMENT
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS   ENDDATE   PORTFOLIO     INDEX
---------   ---------- -----------  -----------------  ---------- ---------- -----------
2009-03-04  2009-03-31        0.30%              0.77%    03/2009      10000      10000
2009-03-31  2009-04-30        1.05%              0.61%    03/2009      10030 10076.9349
2009-04-30  2009-05-31        1.14%              0.83%    04/2009 10135.1648 10138.4042
2009-05-31  2009-06-30        0.95%              0.27%    05/2009   10250.51 10222.7557
2009-06-30  2009-07-31        1.48%              0.77%    06/2009 10348.2963  10250.766
2009-07-31  2009-08-31        0.95%              0.82%    07/2009 10501.4617 10329.1844
2009-08-31  2009-09-30        0.75%              0.59%    08/2009 10601.7385 10414.0903
2009-09-30  2009-10-31        0.64%              0.46%    09/2009 10680.8553   10475.95
2009-10-31  2009-11-30        1.21%              0.99%    10/2009  10748.984 10524.1394
2009-11-30  2009-12-31       -0.97%             -1.00%    11/2009 10879.5446 10627.8021
2009-12-31  2010-01-31        1.33%              1.13%    12/2009 10773.8416 10521.5241
2010-01-31  2010-02-28        0.42%              0.36%    01/2010 10917.6298 10640.5226
2010-02-28  2010-03-31       -0.06%             -0.23%    02/2010 10963.9442 10678.6156
2010-03-31  2010-04-30        0.76%              0.54%    03/2010 10957.7673 10654.5887
2010-04-30  2010-05-31        0.06%              0.39%    04/2010  11040.575 10711.8039
2010-05-31  2010-06-30        0.80%              0.77%    05/2010 11046.8087 10754.0084
2010-06-30  2010-07-31        1.10%              0.78%    06/2010 11135.1463 10836.7067
2010-07-31  2010-08-31        0.79%              0.54%    07/2010   11258.13 10921.5581
2010-08-31  2010-09-30        0.51%              0.38%    08/2010 11346.8562 10980.4253
2010-09-30  2010-10-31        0.60%              0.45%    09/2010 11404.4909 11021.9313
2010-10-31  2010-11-30       -0.60%             -0.43%    10/2010 11472.5857 11071.9709
2010-11-30  2010-12-31       -0.65%             -0.58%    11/2010 11403.2167 11023.9186
2010-12-31  2011-01-31        0.47%              0.38%    12/2010 11328.5278 10960.3105
2011-01-31  2011-02-28       -0.01%             -0.09%    01/2011 11381.4648 11001.8501
2011-02-28  2011-03-31        0.02%              0.02%    02/2011 11380.5762 10992.2785
2011-03-31  2011-04-30        1.03%              0.81%    03/2011 11382.7193 10994.2571
2011-04-30  2011-05-31        0.65%              0.69%    04/2011 11499.8474 11082.7609
2011-05-31  2011-06-30       -0.09%             -0.02%    05/2011 11574.5018 11159.3428
2011-06-30  2011-07-31        0.93%              0.75%    06/2011 11563.7555 11157.1109
2011-07-31  2011-08-31        0.17%              0.43%    07/2011 11670.7279 11241.0124
2011-08-31  2011-09-30       -0.37%             -0.35%    08/2011 11691.0341  11289.686
2011-09-30  2011-10-31        0.38%              0.33%    09/2011 11648.0524 11249.7205
2011-10-31  2011-11-30       -0.66%             -0.16%    10/2011 11692.2761 11287.0695
2011-11-30  2011-12-31        0.39%              0.27%    11/2011 11614.6154 11268.7845
2011-12-31  2012-01-31        0.93%              0.65%    12/2011 11659.9714  11299.661
2012-01-31  2012-02-29        0.33%              0.01%    01/2012 11768.4363 11372.8828
2012-02-29  2012-03-31        0.08%             -0.03%    02/2012 11807.5156 11373.9063
2012-03-31  2012-04-30        0.35%              0.44%    03/2012 11817.2918 11370.1529
2012-04-30  2012-05-31        0.06%              0.08%    04/2012 11858.6775 11419.8405
2012-05-31  2012-06-30        0.16%              0.09%    05/2012 11866.2902 11429.2048
2012-06-30  2012-07-31        0.87%              0.59%    06/2012 11884.8825 11439.4911
2012-07-31  2012-08-31        0.27%              0.20%    07/2012 11988.8426 11506.8697
2012-08-31  2012-09-30        0.35%              0.18%    08/2012 12020.6892 11530.1135
2012-09-30  2012-10-31        0.05%              0.03%    09/2012  12062.439 11550.6371
                                                       10/31/2012 12069.0365 11554.4488

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  3/4/2009
                         ------------    ----  --------
                                         3.22%   5.27%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2012 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO VS.
BARCLAYS U.S. CREDIT BOND INDEX
JULY 20, 2010-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                       DFA
                                                                  INTERMEDIATE-
                                                                      TERM
                                                                    EXTENDED    BARCLAYS U.S.
                                                                     QUALITY     CREDIT BOND
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS   ENDDATE     PORTFOLIO       INDEX
---------   ---------- -----------  -----------------  ---------- ------------- -------------
2010-07-20  2010-07-31        0.20%              0.93%    07/2010       10000         10000
2010-07-31  2010-08-31        2.10%              2.01%    07/2010       10020       10092.9
2010-08-31  2010-09-30        0.51%              0.65%    08/2010       10230    10295.8175
2010-09-30  2010-10-31        0.32%              0.13%    09/2010  10282.1538    10362.4137
2010-10-31  2010-11-30       -1.16%             -0.99%    10/2010  10314.9711    10375.8383
2010-11-30  2010-12-31       -2.28%             -1.01%    11/2010  10195.2995    10273.2076
2010-12-31  2011-01-31        0.20%              0.21%    12/2010  9963.13986    10169.4577
2011-01-31  2011-02-28        0.35%              0.72%    01/2011  9983.34907    10190.5489
2011-02-28  2011-03-31       -0.03%             -0.04%    02/2011  10018.2565    10264.1407
2011-03-31  2011-04-30        1.68%              1.69%    03/2011   10015.385    10260.3511
2011-04-30  2011-05-31        1.76%              1.53%    04/2011    10183.53     10434.181
2011-05-31  2011-06-30       -0.82%             -0.73%    05/2011  10363.0236     10593.565
2011-06-30  2011-07-31        2.97%              2.41%    06/2011  10277.9292     10516.434
2011-07-31  2011-08-31        1.53%              0.36%    07/2011  10583.4718    10769.4559
2011-08-31  2011-09-30        0.26%              0.25%    08/2011  10745.3361     10808.146
2011-09-30  2011-10-31        0.48%              1.46%    09/2011  10772.8621    10834.9036
2011-10-31  2011-11-30       -1.31%             -1.68%    10/2011  10824.9677     10993.014
2011-11-30  2011-12-31        2.01%              1.94%    11/2011  10682.7564    10808.7142
2011-12-31  2012-01-31        1.72%              2.08%    12/2011  10897.0863    11018.8975
2012-01-31  2012-02-29        0.43%              0.75%    01/2012  11084.7873    11248.2031
2012-02-29  2012-03-31       -0.90%             -0.79%    02/2012  11132.9605    11332.6672
2012-03-31  2012-04-30        1.78%              1.34%    03/2012  11032.4179    11243.4932
2012-04-30  2012-05-31        1.16%              0.68%    04/2012  11228.4999    11393.6724
2012-05-31  2012-06-30       -0.03%              0.43%    05/2012  11358.8873    11471.0781
2012-06-30  2012-07-31        2.21%              2.71%    06/2012  11355.8351    11519.8585
2012-07-31  2012-08-31        0.31%              0.21%    07/2012  11607.3137    11832.4692
2012-08-31  2012-09-30        0.61%              0.60%    08/2012   11643.546    11856.8105
2012-09-30  2012-10-31        0.89%              1.12%    09/2012  11714.9101    11927.8501
                                                       10/31/2012  11819.2113    12060.9367

                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  7/20/2010
                        ------------    ----  ---------
                                        9.19%   7.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays data provided by Barclays Bank PLC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA INVESTMENT GRADE PORTFOLIO VS.
BARCLAYS U.S. AGGREGATE BOND INDEX
MARCH 7, 2011-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                                 BARCLAYS U.S.
                                                                 DFA INVESTMENT    AGGREGATE
BEGINDATE   ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS   ENDDATE   GRADE PORTFOLIO  BOND INDEX
---------  ---------- -----------  -----------------  ---------- --------------- -------------
2011-03-07 2011-03-31        0.40%              0.26%    03/2011           10000         10000
2011-03-31 2011-04-30        1.39%              1.27%    03/2011           10040    10025.5065
2011-04-30 2011-05-31        1.47%              1.31%    04/2011           10180    10152.7882
2011-05-31 2011-06-30       -0.55%             -0.29%    05/2011           10330    10285.3014
2011-06-30 2011-07-31        2.25%              1.59%    06/2011      10273.3792    10255.1737
2011-07-31 2011-08-31        1.72%              1.46%    07/2011       10504.807    10417.9112
2011-08-31 2011-09-30        0.36%              0.73%    08/2011      10685.9243    10570.1239
2011-09-30 2011-10-31        0.09%              0.11%    09/2011      10724.8402    10646.9951
2011-10-31 2011-11-30       -0.38%             -0.09%    10/2011      10734.9675    10658.4566
2011-11-30 2011-12-31        1.27%              1.10%    11/2011      10694.4582    10649.1931
2011-12-31 2012-01-31        1.13%              0.88%    12/2011      10830.6156    10766.2404
2012-01-31 2012-02-29        0.09%             -0.02%    01/2012      10953.2263    10860.7293
2012-02-29 2012-03-31       -0.59%             -0.55%    02/2012      10963.4439     10858.252
2012-03-31 2012-04-30        1.32%              1.11%    03/2012      10898.8962    10798.7562
2012-04-30 2012-05-31        0.93%              0.90%    04/2012      11042.4377    10918.5036
2012-05-31 2012-06-30       -0.04%              0.04%    05/2012      11144.9673    11017.2789
2012-06-30 2012-07-31        1.39%              1.38%    06/2012      11140.0264    11021.6009
2012-07-31 2012-08-31        0.37%              0.07%    07/2012       11294.749    11173.6341
2012-08-31 2012-09-30        0.30%              0.14%    08/2012      11336.0084    11180.9483
2012-09-30 2012-10-31        0.27%              0.20%    09/2012      11370.5251    11196.2905
                                                      10/31/2012      11401.6489     11218.313

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  3/7/2011
                         --------------  ----  --------
                                         6.21%   8.26%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays data provided by Barclays Bank PLC.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO VS.
BARCLAYS U.S. TREASURY INFLATION PROTECTED SECURITIES (TIPS)
INDEX (SERIES-L)
SEPTEMBER 18, 2006-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                      DFA      BARCLAYS U.S.
                                                                  INFLATION-     TREASURY
                                                                   PROTECTED     INFLATION
                                                                  SECURITIES     PROTECTED
                                                                  PORTFOLIO-    SECURITIES
                                                                 INSTITUTIONAL (TIPS) INDEX
BEGINDATE   ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS   ENDDATE       CLASS      (SERIES-L)
---------  ---------- -----------  -----------------  ---------- ------------- -------------
2006-09-18 2006-09-30        0.90%              1.15%    09/2006         10000         10000
2006-09-30 2006-10-31       -0.20%             -0.17%    09/2006         10090    10115.1785
2006-10-31 2006-11-30        1.19%              1.24%    10/2006         10070    10097.9072
2006-11-30 2006-12-31       -2.39%             -2.33%    11/2006         10190    10222.7701
2006-12-31 2007-01-31        0.20%              0.13%    12/2006     9946.8473    9984.32401
2007-01-31 2007-02-28        2.11%              2.13%    01/2007    9966.88124    9997.38172
2007-02-28 2007-03-31        0.25%              0.24%    02/2007    10177.2375     10210.778
2007-03-31 2007-04-30        0.69%              0.71%    03/2007    10202.2849    10234.8571
2007-04-30 2007-05-31       -1.37%             -1.31%    04/2007    10272.4381    10307.5489
2007-05-31 2007-06-30       -0.31%             -0.15%    05/2007    10132.1316    10172.8799
2007-06-30 2007-07-31        2.53%              2.28%    06/2007    10100.8744    10157.3522
2007-07-31 2007-08-31        0.79%              0.87%    07/2007    10356.4633    10388.5192
2007-08-31 2007-09-30        1.24%              1.33%    08/2007    10438.2518    10478.4857
2007-09-30 2007-10-31        1.37%              1.12%    09/2007    10567.3928    10618.3236
2007-10-31 2007-11-30        4.25%              3.97%    10/2007    10712.1516     10737.473
2007-11-30 2007-12-31       -0.38%             -0.16%    11/2007    11167.1078    11163.4911
2007-12-31 2008-01-31        4.32%              3.96%    12/2007    11124.8103    11145.9283
2008-01-31 2008-02-29        1.71%              1.23%    01/2008    11604.8678     11587.367
2008-02-29 2008-03-31        0.20%             -0.06%    02/2008    11803.1524    11729.8104
2008-03-31 2008-04-30       -2.40%             -2.11%    03/2008    11827.2505    11722.8829
2008-04-30 2008-05-31       -0.09%              0.33%    04/2008    11543.6486    11475.7428
2008-05-31 2008-06-30        1.98%              1.53%    05/2008    11533.1448    11513.2306
2008-06-30 2008-07-31       -0.64%             -0.51%    06/2008    11761.2308     11689.863
2008-07-31 2008-08-31        0.73%              0.82%    07/2008    11686.3185    11630.3944
2008-08-31 2008-09-30       -4.09%             -3.83%    08/2008    11771.9326    11725.3986
2008-09-30 2008-10-31       -8.91%             -8.69%    09/2008    11290.7804    11276.4767
2008-10-31 2008-11-30        0.32%              0.71%    10/2008    10285.2123     10296.397
2008-11-30 2008-12-31        6.29%              4.96%    11/2008    10318.0026    10369.1491
2008-12-31 2009-01-31        1.21%              1.69%    12/2008    10967.1074    10883.7959
2009-01-31 2009-02-28       -2.39%             -1.96%    01/2009     11099.774    11067.3083
2009-02-28 2009-03-31        6.43%              5.84%    02/2009    10834.4407    10849.9859
2009-03-31 2009-04-30       -1.53%             -1.87%    03/2009    11530.9405    11484.1417
2009-04-30 2009-05-31        1.46%              2.10%    04/2009    11354.0517    11269.8115
2009-05-31 2009-06-30        0.10%              0.46%    05/2009     11519.885    11506.9759
2009-06-30 2009-07-31        0.29%              0.07%    06/2009    11530.9405     11559.559
2009-07-31 2009-08-31        0.96%              0.88%    07/2009    11564.1072      11568.09
2009-08-31 2009-09-30        2.08%              2.11%    08/2009    11674.6627    11669.6327
2009-09-30 2009-10-31        1.58%              1.23%    09/2009    11917.8848    11915.5299
2009-10-31 2009-11-30        2.74%              2.78%    10/2009    12105.8292    12061.7325
2009-11-30 2009-12-31       -2.11%             -2.19%    11/2009    12437.4958    12397.1718
2009-12-31 2010-01-31        1.56%              1.61%    12/2009    12175.1019    12125.5298
2010-01-31 2010-02-28       -0.90%             -1.16%    01/2010    12365.3379    12320.6548
2010-02-28 2010-03-31       -0.14%              0.13%    02/2010    12253.4344     12178.099
2010-03-31 2010-04-30        2.66%              2.37%    03/2010    12236.6335    12194.0047
2010-04-30 2010-05-31       -0.09%             -0.01%    04/2010    12561.5991    12482.9058
2010-05-31 2010-06-30        1.63%              1.43%    05/2010    12550.3933    12482.1015
2010-06-30 2010-07-31        0.09%              0.14%    06/2010    12754.4336    12660.1454
2010-07-31 2010-08-31        1.77%              1.72%    07/2010    12765.7408    12678.4979
2010-08-31 2010-09-30        1.07%              0.60%    08/2010    12991.8832    12896.9091
2010-09-30 2010-10-31        2.60%              2.65%    09/2010    13130.9399    12974.5582
2010-10-31 2010-11-30       -1.60%             -1.69%    10/2010    13472.0033    13318.5812
2010-11-30 2010-12-31       -1.90%             -1.55%    11/2010    13255.9965    13093.0314
2010-12-31 2011-01-31        0.53%              0.20%    12/2010    13004.1669    12890.6156
2011-01-31 2011-02-28        0.62%              0.86%    01/2011    13073.2156    12915.8931
2011-02-28 2011-03-31        0.91%              1.01%    02/2011    13153.7724    13026.6065
2011-03-31 2011-04-30        2.53%              2.51%    03/2011    13273.7832    13158.8209
2011-04-30 2011-05-31        0.68%              0.31%    04/2011    13609.0966    13489.6123
2011-05-31 2011-06-30        0.88%              0.81%    05/2011    13701.5968    13530.7564
2011-06-30 2011-07-31        4.18%              3.91%    06/2011    13822.3096    13639.8542
2011-07-31 2011-08-31        0.98%              0.82%    07/2011    14400.2048    14173.7987
2011-08-31 2011-09-30       -0.38%             -0.24%    08/2011    14541.7302    14289.3527
2011-09-30 2011-10-31        1.73%              1.86%    09/2011    14485.8865    14255.5825
2011-10-31 2011-11-30        0.97%              0.77%    10/2011    14736.4661    14521.2302
2011-11-30 2011-12-31        0.10%              0.04%    11/2011    14879.6544    14633.2821
2011-12-31 2012-01-31        2.29%              2.29%    12/2011    14895.1665    14638.6293
2012-01-31 2012-02-29       -0.32%             -0.33%    01/2012    15236.1842    14974.3272
2012-02-29 2012-03-31       -1.04%             -1.07%    02/2012    15187.4674    14925.1278
2012-03-31 2012-04-30        2.27%              2.02%    03/2012    15029.1378    14764.7854
2012-04-30 2012-05-31        1.58%              1.67%    04/2012    15370.1555    15063.6295
2012-05-31 2012-06-30       -0.57%             -0.56%    05/2012    15613.7396    15315.5653
2012-06-30 2012-07-31        1.75%              1.90%    06/2012     15525.195    15230.2647
2012-07-31 2012-08-31        0.00%             -0.29%    07/2012    15796.2698    15518.9062
2012-08-31 2012-09-30        0.70%              0.51%    08/2012    15796.2698    15474.3273
2012-09-30 2012-10-31        0.70%              0.87%    09/2012    15907.1641    15553.2308
                                                      10/31/2012    16018.0584    15687.9034

                     AVERAGE ANNUAL  ONE   FIVE    FROM
                     TOTAL RETURN    YEAR  YEARS 9/18/2006
                     --------------  ----  ----- ---------
                                     8.70% 8.38%   8.01%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays data provided by Barclays Bank PLC.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
BARCLAYS 3-YEAR MUNICIPAL BOND INDEX,
THE BOFA MERRILL LYNCH 1-3 YEAR US MUNICIPAL SECURITIES INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                                      DFA SHORT-               THE BOFA
                                                                                         TERM                  MERRILL
                                                                                       MUNICIPAL              LYNCH 1-3
                                                                                         BOND       BARCLAYS   YEAR US
                                                                                      PORTFOLIO-     3-YEAR   MUNICIPAL
                                                                                     INSTITUTIONAL MUNICIPAL  SECURITIES
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS  BENCHMARK1RETURNS   ENDDATE       CLASS     BOND INDEX   INDEX
---------   ---------- -----------  -----------------  -----------------  ---------- ------------- ---------- ----------
2002-10-31  2002-11-30       -0.08%              0.03%              0.27%    10/2002       10000        10000      10000
2002-11-30  2002-12-31        1.18%              1.44%              0.85%    11/2002  9991.95596        10003 10026.7853
2002-12-31  2003-01-31        0.20%              0.32%              0.25%    12/2002  10109.4305   10147.0432 10111.9801
2003-01-31  2003-02-28        0.63%              0.64%              0.50%    01/2003  10129.5288   10179.5137 10136.8102
2003-02-28  2003-03-31       -0.16%             -0.12%             -0.16%    02/2003  10192.9032   10244.6626 10187.1548
2003-03-31  2003-04-30        0.33%              0.27%              0.25%    03/2003  10176.7344    10232.369 10170.4384
2003-04-30  2003-05-31        0.82%              0.77%              0.56%    04/2003  10210.0502   10259.9964  10195.513
2003-05-31  2003-06-30       -0.07%             -0.16%             -0.03%    05/2003  10293.8534   10338.9984 10252.6028
2003-06-30  2003-07-31       -1.25%             -0.90%             -0.29%    06/2003  10286.7306    10322.456 10249.1324
2003-07-31  2003-08-31        0.42%              0.51%              0.36%    07/2003  10158.1303   10229.5539 10219.4633
2003-08-31  2003-09-30        1.42%              1.50%              0.67%    08/2003  10200.6547   10281.7246 10256.2686
2003-09-30  2003-10-31       -0.37%             -0.47%             -0.20%    09/2003  10345.7847   10435.9505 10324.5027
2003-10-31  2003-11-30        0.02%              0.10%              0.09%    10/2003  10307.2038   10386.9015 10303.5828
2003-11-30  2003-12-31        0.29%              0.21%              0.09%    11/2003  10309.0572   10397.2884 10312.6741
2003-12-31  2004-01-31        0.20%              0.35%              0.26%    12/2003  10338.6868   10419.1227 10322.0588
2004-01-31  2004-02-29        0.77%              0.85%              0.61%    01/2004  10359.0988   10455.5897 10348.5019
2004-02-29  2004-03-31       -0.25%             -0.27%             -0.16%    02/2004  10438.7378   10544.7035 10412.1414
2004-03-31  2004-04-30       -1.23%             -1.01%             -0.66%    03/2004  10413.1129    10516.083 10395.2295
2004-04-30  2004-05-31       -0.27%             -0.39%             -0.11%    04/2004  10285.1443   10409.8323 10326.6533
2004-05-31  2004-06-30        0.14%              0.18%              0.05%    05/2004  10257.5385    10368.756 10315.8023
2004-06-30  2004-07-31        0.54%              0.73%              0.55%    06/2004  10271.9423   10387.5393 10321.3256
2004-07-31  2004-08-31        0.94%              1.05%              0.67%    07/2004  10327.4251   10463.6534 10378.4642
2004-08-31  2004-09-30        0.14%              0.11%             -0.02%    08/2004   10424.159   10573.5218 10447.9202
2004-09-30  2004-10-31        0.35%              0.28%              0.10%    09/2004  10438.6083   10585.1527 10445.6718
2004-10-31  2004-11-30       -0.34%             -0.48%             -0.35%    10/2004  10474.7561   10614.2683  10456.425
2004-11-30  2004-12-31        0.42%              0.39%              0.33%    11/2004  10439.6173   10563.8186 10419.5708
2004-12-31  2005-01-31       -0.20%             -0.13%             -0.04%    12/2004  10483.1383   10604.5413 10453.6879
2005-01-31  2005-02-28       -0.15%             -0.30%             -0.08%    01/2005  10462.3796   10590.4491 10449.8265
2005-02-28  2005-03-31       -0.32%             -0.33%             -0.12%    02/2005  10446.7489   10558.6778 10441.5661
2005-03-31  2005-04-30        0.56%              0.51%              0.27%    03/2005  10413.4296   10523.8342 10428.7111
2005-04-30  2005-05-31        0.17%              0.18%              0.17%    04/2005  10471.8115   10577.0521 10457.1582
2005-05-31  2005-06-30        0.40%              0.51%              0.48%    05/2005   10489.578   10596.5859  10475.292
2005-06-30  2005-07-31       -0.20%             -0.23%              0.01%    06/2005  10531.4108   10651.1009 10525.5878
2005-07-31  2005-08-31        0.27%              0.33%              0.20%    07/2005  10510.4527   10626.3871 10526.4676
2005-08-31  2005-09-30        0.10%              0.05%              0.11%    08/2005  10538.8457   10661.0298 10547.1919
2005-09-30  2005-10-31       -0.11%             -0.15%             -0.01%    09/2005   10549.353   10665.8621 10559.1182
2005-10-31  2005-11-30        0.17%              0.09%              0.03%    10/2005  10537.7519   10649.9179 10558.2384
2005-11-30  2005-12-31        0.30%              0.35%              0.38%    11/2005   10555.702   10659.0343 10560.9756
2005-12-31  2006-01-31        0.20%              0.22%              0.23%    12/2005   10587.507   10696.0371 10600.6159
2006-01-31  2006-02-28        0.14%              0.08%              0.09%    01/2006  10608.7457    10719.407 10625.2994
2006-02-28  2006-03-31        0.01%             -0.18%              0.04%    02/2006  10623.6277   10727.8728 10634.4396
2006-03-31  2006-04-30        0.10%              0.17%              0.16%    03/2006  10624.7135   10708.6421 10639.1319
2006-04-30  2006-05-31        0.40%              0.35%              0.37%    04/2006  10635.3702   10726.9943 10656.3371
2006-05-31  2006-06-30        0.04%             -0.18%              0.01%    05/2006  10678.1469   10764.8053 10695.4885
2006-06-30  2006-07-31        0.43%              0.68%              0.53%    06/2006  10682.4268   10744.9768 10696.2217
2006-07-31  2006-08-31        0.44%              0.79%              0.62%    07/2006  10728.6201   10817.6913 10753.3604
2006-08-31  2006-09-30        0.35%              0.46%              0.36%    08/2006  10775.9982   10902.7055 10819.6393
2006-09-30  2006-10-31        0.23%              0.30%              0.29%    09/2006  10813.7952   10952.7667 10858.9374
2006-10-31  2006-11-30        0.32%              0.35%              0.33%    10/2006  10838.6918   10985.3768  10890.415
2006-11-30  2006-12-31        0.14%             -0.02%              0.18%    11/2006  10873.4125   11024.2106  10926.145
2006-12-31  2007-01-31        0.20%              0.00%              0.08%    12/2006  10888.6637   11021.4562 10945.5496
2007-01-31  2007-02-28        0.31%              0.68%              0.44%    01/2007  10910.4847   11021.5336 10954.2011
2007-02-28  2007-03-31        0.35%              0.29%              0.37%    02/2007   10944.353   11096.2866 11002.1506
2007-03-31  2007-04-30        0.24%              0.20%              0.22%    03/2007  10982.6747   11128.8912 11042.9151
2007-04-30  2007-05-31        0.26%             -0.01%              0.16%    04/2007  11009.0331   11151.0794 11066.7188
2007-05-31  2007-06-30        0.25%              0.08%              0.20%    05/2007  11037.6566   11150.0901 11084.7549
2007-06-30  2007-07-31        0.35%              0.64%              0.51%    06/2007  11065.2507   11158.7821  11106.799
2007-07-31  2007-08-31        0.27%              0.56%              0.44%    07/2007  11103.9569   11229.7455 11163.0089
2007-08-31  2007-09-30        0.36%              0.69%              0.62%    08/2007  11133.9077   11292.4378 11212.5715
2007-09-30  2007-10-31        0.34%              0.48%              0.42%    09/2007  11173.9275   11370.8038  11281.832
2007-10-31  2007-11-30        0.26%              0.77%              0.57%    10/2007  11211.8207   11425.8447 11328.7062
2007-11-30  2007-12-31        0.33%              0.51%              0.58%    11/2007  11240.8843   11514.1826  11393.421
2007-12-31  2008-01-31        0.50%              2.14%              1.70%    12/2007  11277.9131   11572.6501 11459.3577
2008-01-31  2008-02-29       -0.19%             -1.33%             -0.83%    01/2008   11334.134   11819.7903 11653.9909
2008-02-29  2008-03-31        0.37%              1.45%              1.16%    02/2008  11312.6997   11662.2528 11557.0653
2008-03-31  2008-04-30        0.05%             -0.11%              0.04%    03/2008   11354.409   11830.9727 11691.5783
2008-04-30  2008-05-31        0.24%              0.35%              0.34%    04/2008  11360.0355    11818.091  11696.124
2008-05-31  2008-06-30       -0.17%             -0.66%             -0.23%    05/2008  11387.1955   11859.1427  11736.253
2008-06-30  2008-07-31        0.44%              1.22%              0.87%    06/2008  11367.9234   11781.1104 11709.8099
2008-07-31  2008-08-31        0.45%              0.94%              0.55%    07/2008  11417.8243   11925.0873 11811.6721
2008-08-31  2008-09-30       -0.72%             -1.20%             -0.79%    08/2008  11468.9488    12037.318  11877.169
2008-09-30  2008-10-31        0.34%              0.17%              0.45%    09/2008  11385.8189   11892.6973  11783.225
2008-10-31  2008-11-30        0.83%              1.58%              1.01%    10/2008  11424.5786   11912.4913 11835.6713
2008-11-30  2008-12-31        0.75%              0.92%              0.80%    11/2008  11519.2916   12100.9688 11955.7163
2008-12-31  2009-01-31        1.19%              1.87%              1.24%    12/2008  11605.2391   12212.1763 12050.9311
2009-01-31  2009-02-28       -0.25%             -0.18%             -0.10%    01/2009  11742.8507   12440.7884 12200.4497
2009-02-28  2009-03-31        0.44%              0.63%              0.48%    02/2009  11712.9721   12417.7894 12187.7413
2009-03-31  2009-04-30        0.28%              0.30%              0.27%    03/2009  11764.7486   12496.2974 12246.6396
2009-04-30  2009-05-31       -0.12%              0.13%              0.23%    04/2009  11798.1421   12533.7939 12280.0723
2009-05-31  2009-06-30        0.07%              0.18%              0.19%    05/2009  11784.2958   12549.9923 12308.0709
2009-06-30  2009-07-31        0.96%              1.16%              0.65%    06/2009  11792.4331   12572.6298 12330.8408
2009-07-31  2009-08-31       -0.13%             -0.09%              0.04%    07/2009  11905.8961   12719.0323 12411.4845
2009-08-31  2009-09-30        0.56%              0.85%              0.55%    08/2009  11890.7826   12708.0874 12416.6974
2009-09-30  2009-10-31       -0.33%             -0.23%              0.01%    09/2009  11957.0032   12815.6561 12484.9892
2009-10-31  2009-11-30        0.94%              0.91%              0.50%    10/2009  11917.4589   12786.6391 12486.1128
2009-11-30  2009-12-31        0.04%              0.12%              0.08%    11/2009  12029.3123   12903.0813  12548.044
2009-12-31  2010-01-31        0.29%              0.37%              0.27%    12/2009  12033.8596    12918.512  12557.706
2010-01-31  2010-02-28        0.29%              0.37%              0.25%    01/2010  12068.9437   12966.5406 12591.3606
2010-02-28  2010-03-31       -0.55%             -0.45%             -0.28%    02/2010  12104.0505   13014.7285 12623.3427
2010-03-31  2010-04-30        0.26%              0.49%              0.31%    03/2010  12037.2084   12956.5567  12588.376
2010-04-30  2010-05-31        0.44%              0.42%              0.34%    04/2010  12068.9128   13020.0508 12627.9035
2010-05-31  2010-06-30        0.24%              0.29%              0.24%    05/2010  12121.8122    13075.341 12670.7121
2010-06-30  2010-07-31        0.73%              0.80%              0.43%    06/2010  12151.2398   13113.6066 12700.4883
2010-07-31  2010-08-31        0.43%              0.52%              0.20%    07/2010  12239.6337   13218.4793 12754.8464
2010-08-31  2010-09-30       -0.36%             -0.30%             -0.11%    08/2010  12292.7468   13287.8008 12780.7387
2010-09-30  2010-10-31       -0.05%              0.08%              0.06%    09/2010  12249.0254   13248.3637 12766.9355
2010-10-31  2010-11-30       -0.25%             -0.48%             -0.26%    10/2010  12243.1137   13258.9076  12774.468
2010-11-30  2010-12-31       -0.38%             -0.32%             -0.17%    11/2010  12212.2642   13195.2691 12741.1266
2010-12-31  2011-01-31        0.00%              0.08%              0.19%    12/2010  12165.9519   13152.7425 12719.9764
2011-01-31  2011-02-28        0.22%              0.33%              0.24%    01/2011  12165.9519   13163.6337 12744.0171
2011-02-28  2011-03-31        0.34%              0.36%              0.23%    02/2011  12192.1572   13207.3744 12774.7302
2011-03-31  2011-04-30        0.42%              0.50%              0.27%    03/2011   12233.882     13255.43 12804.3676
2011-04-30  2011-05-31        0.43%              0.58%              0.40%    04/2011  12285.2302   13322.0449 12839.3235
2011-05-31  2011-06-30        0.13%              0.29%              0.21%    05/2011  12337.8269   13399.1224 12891.1944
2011-06-30  2011-07-31        0.34%              0.46%              0.27%    06/2011  12353.3838   13438.4371  12918.137
2011-07-31  2011-08-31        0.52%              0.67%              0.26%    07/2011  12395.3322   13500.0563 12952.4992
2011-08-31  2011-09-30       -0.26%             -0.18%             -0.04%    08/2011  12460.1147   13590.1997 12985.5281
2011-09-30  2011-10-31       -0.26%             -0.36%             -0.10%    09/2011  12427.6588    13566.243 12979.8144
2011-10-31  2011-11-30        0.11%              0.21%              0.14%    10/2011  12395.2227   13517.3043 12966.3154
2011-11-30  2011-12-31        0.38%              0.46%              0.28%    11/2011  12408.4732    13545.633 12984.3386
2011-12-31  2012-01-31        0.29%              0.57%              0.24%    12/2011  12455.4906   13607.6973 13020.8246
2012-01-31  2012-02-29        0.19%              0.36%              0.24%    01/2012  12491.7336   13684.8447 13052.4652
2012-02-29  2012-03-31       -0.26%             -0.17%             -0.06%    02/2012  12515.9072   13734.4704 13084.1827
2012-03-31  2012-04-30        0.21%              0.31%              0.11%    03/2012  12483.2266   13711.0044 13076.7247
2012-04-30  2012-05-31        0.02%              0.12%              0.07%    04/2012   12509.878   13753.4742 13091.1091
2012-05-31  2012-06-30        0.12%              0.09%              0.07%    05/2012  12512.3024   13770.6184 13100.4038
2012-06-30  2012-07-31        0.13%              0.35%              0.16%    06/2012  12526.8657   13782.7703 13109.1811
2012-07-31  2012-08-31        0.10%              0.08%              0.07%    07/2012  12542.6763   13831.6638 13129.6314
2012-08-31  2012-09-30        0.02%              0.15%              0.10%    08/2012  12554.8537    13842.682 13138.9534
2012-09-30  2012-10-31        0.00%             -0.01%              0.01%    09/2012  12557.2892   13863.6372 13152.0924
                                                                          10/31/2012  12557.2892   13862.5843 13153.2761

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       1.30% 2.29% 2.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays data provided by Barclays Bank PLC.

The Merrill Lynch Indices are used with permission; copyright 2012 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE-TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
MARCH 1, 2012-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                               DFA INTERMEDIATE-    S&P INTERMEDIATE
                                                                TERM MUNICIPAL       TERM NATIONAL
                        FUND                                   BOND PORTFOLIO -         AMT-FREE
BEGINDATE    ENDDATE   RETURNS  BENCHMARK0RETURNS   ENDDATE   INSTITUTIONAL CLASS MUNICIPAL BOND INDEX
---------   ---------- -------  -----------------  ---------- ------------------- --------------------
2012-03-01  2012-03-31   -1.40%             -0.70%    03/2012               10000                10000
2012-03-31  2012-04-30    0.98%              0.89%    03/2012                9860           9930.47102
2012-04-30  2012-05-31    0.55%              0.64%    04/2012          9957.02117           10018.6146
2012-05-31  2012-06-30   -0.38%             -0.11%    05/2012           10012.065           10082.2862
2012-06-30  2012-07-31    0.92%              1.26%    06/2012          9974.00708           10071.2959
2012-07-31  2012-08-31   -0.11%              0.10%    07/2012          10066.2411           10198.1977
2012-08-31  2012-09-30    0.51%              0.57%    08/2012          10055.2214           10208.7251
2012-09-30  2012-10-31    0.07%              0.10%    09/2012          10106.4669           10267.1556
                                                   10/31/2012          10113.4922           10277.2977

                                            FROM
                            TOTAL RETURN  3/1/2012
                            ------------  --------
                                              1.13%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR CALIFORNIA INCLUDING PUERTO RICO MUNICIPAL SECURITIES INDEX
APRIL 2, 2007-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                           THE BOFA MERRILL
                                                         DFA CALIFORNIA     LYNCH 1-3 YEAR
                                                           SHORT-TERM         CALIFORNIA
                                                         MUNICIPAL BOND    INCLUDING PUERTO
                        FUND    BENCHMARK0                 PORTFOLIO-       RICO MUNICIPAL
BEGINDATE    ENDDATE   RETURNS   RETURNS     ENDDATE   INSTITUTIONAL CLASS SECURITIES INDEX
---------   ---------- -------  ----------  ---------- ------------------- ----------------
2007-04-02  2007-04-30    0.10%       0.23%    04/2007               10000            10000
2007-04-30  2007-05-31    0.28%       0.17%    04/2007               10010       10022.8046
2007-05-31  2007-06-30    0.23%       0.20%    05/2007           10038.036       10039.9436
2007-06-30  2007-07-31    0.29%       0.47%    06/2007          10061.1235       10060.3246
2007-07-31  2007-08-31    0.33%       0.42%    07/2007          10090.2806       10108.0106
2007-08-31  2007-09-30    0.31%       0.60%    08/2007          10123.5483       10150.7675
2007-09-30  2007-10-31    0.34%       0.42%    09/2007          10154.8485        10211.266
2007-10-31  2007-11-30    0.33%       0.52%    10/2007          10189.2515       10254.0512
2007-11-30  2007-12-31    0.30%       0.58%    11/2007          10222.7451       10307.7825
2007-12-31  2008-01-31    0.60%       1.63%    12/2007          10253.3217       10367.6707
2008-01-31  2008-02-29   -0.23%      -0.79%    01/2008          10314.5966        10536.249
2008-02-29  2008-03-31    0.48%       1.10%    02/2008          10291.0726        10453.118
2008-03-31  2008-04-30   -0.03%       0.07%    03/2008          10340.1832       10568.5204
2008-04-30  2008-05-31    0.16%       0.39%    04/2008          10337.1088       10575.4957
2008-05-31  2008-06-30   -0.13%      -0.20%    05/2008          10353.5495       10617.1631
2008-06-30  2008-07-31    0.47%       0.89%    06/2008          10340.1487       10595.6103
2008-07-31  2008-08-31    0.59%       0.61%    07/2008          10388.5886        10690.335
2008-08-31  2008-09-30   -0.99%      -0.85%    08/2008          10449.5527       10755.8668
2008-09-30  2008-10-31    0.24%       0.26%    09/2008          10346.0715       10664.2268
2008-10-31  2008-11-30    1.04%       0.90%    10/2008          10370.9518       10692.3803
2008-11-30  2008-12-31    0.91%       0.56%    11/2008          10478.8592       10788.0772
2008-12-31  2009-01-31    1.38%       1.08%    12/2008          10573.8421       10848.0589
2009-01-31  2009-02-28   -0.22%       0.07%    01/2009          10719.9762       10965.5433
2009-02-28  2009-03-31    0.34%       0.45%    02/2009          10695.9165       10973.3289
2009-03-31  2009-04-30    0.40%       0.47%    03/2009          10732.5875       11022.3797
2009-04-30  2009-05-31   -0.12%       0.29%    04/2009          10775.5607       11073.6337
2009-05-31  2009-06-30   -0.12%       0.04%    05/2009          10762.9332       11105.5258
2009-06-30  2009-07-31    1.07%       0.72%    06/2009          10750.3389       11109.4127
2009-07-31  2009-08-31    0.09%       0.03%    07/2009          10865.2641       11189.5116
2009-08-31  2009-09-30    0.65%       0.70%    08/2009          10874.7385       11193.2041
2009-09-30  2009-10-31   -0.60%      -0.04%    09/2009          10945.6847       11271.7804
2009-10-31  2009-11-30    1.04%       0.58%    10/2009          10879.9564       11267.0463
2009-11-30  2009-12-31   -0.05%       0.08%    11/2009            10993.58       11331.9445
2009-12-31  2010-01-31    0.29%       0.23%    12/2009          10988.1971         11341.35
2010-01-31  2010-02-28    0.32%       0.26%    01/2010          11020.1705       11367.4351
2010-02-28  2010-03-31   -0.54%      -0.21%    02/2010          11055.3681       11397.1041
2010-03-31  2010-04-30    0.47%       0.36%    03/2010          10995.4941       11373.3981
2010-04-30  2010-05-31    0.34%       0.35%    04/2010          11046.8787       11414.0011
2010-05-31  2010-06-30    0.24%       0.25%    05/2010           11084.375       11453.6077
2010-06-30  2010-07-31    0.84%       0.53%    06/2010          11111.2058       11482.1272
2010-07-31  2010-08-31    0.43%       0.30%    07/2010          11204.7101       11543.3269
2010-08-31  2010-09-30   -0.24%      -0.07%    08/2010          11253.1454       11577.3798
2010-09-30  2010-10-31   -0.04%       0.00%    09/2010          11226.2085       11569.8545
2010-10-31  2010-11-30   -0.54%      -0.40%    10/2010          11221.9115       11570.3173
2010-11-30  2010-12-31   -0.38%      -0.29%    11/2010          11161.3402       11523.8046
2010-12-31  2011-01-31    0.10%       0.23%    12/2010          11119.0955        11490.616
2011-01-31  2011-02-28    0.22%       0.34%    01/2011          11129.9434       11517.5041
2011-02-28  2011-03-31    0.36%       0.28%    02/2011          11154.9348       11557.1243
2011-03-31  2011-04-30    0.34%       0.23%    03/2011           11195.177       11589.0219
2011-04-30  2011-05-31    0.53%       0.41%    04/2011          11233.3035       11615.2131
2011-05-31  2011-06-30    0.14%       0.30%    05/2011          11293.2924       11662.8355
2011-06-30  2011-07-31    0.34%       0.32%    06/2011          11308.5831        11697.824
2011-07-31  2011-08-31    0.46%       0.25%    07/2011          11346.8563       11734.6722
2011-08-31  2011-09-30   -0.15%      -0.04%    08/2011          11399.4159       11764.2435
2011-09-30  2011-10-31   -0.35%      -0.12%    09/2011          11381.8488       11759.6555
2011-10-31  2011-11-30    0.18%       0.14%    10/2011          11342.3361       11745.8967
2011-11-30  2011-12-31    0.47%       0.27%    11/2011          11363.2279       11762.3409
2011-12-31  2012-01-31    0.29%       0.23%    12/2011          11417.1908       11794.4521
2012-01-31  2012-02-29    0.20%       0.23%    01/2012          11450.2841       11821.9332
2012-02-29  2012-03-31   -0.15%      -0.06%    02/2012          11473.4611       11849.3601
2012-03-31  2012-04-30    0.13%       0.09%    03/2012          11455.7777       11842.4875
2012-04-30  2012-05-31    0.12%       0.07%    04/2012          11470.1666       11852.7904
2012-05-31  2012-06-30    0.03%       0.11%    05/2012          11483.4653       11861.0874
2012-06-30  2012-07-31    0.22%       0.17%    06/2012          11486.7907       11874.1346
2012-07-31  2012-08-31    0.10%       0.05%    07/2012          11512.3448       11893.7269
2012-08-31  2012-09-30    0.01%       0.05%    08/2012          11523.4678       11899.9116
2012-09-30  2012-10-31    0.00%       0.03%    09/2012          11524.5801       11906.2186
                                            10/31/2012          11524.5801       11909.7904

                     AVERAGE ANNUAL  ONE   FIVE     FROM
                     TOTAL RETURN    YEAR  YEARS  4/2/2007
                     ------------    ----  -----  --------
                                     1.61%  2.49%     2.57%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2012 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE-TERM CALIFORNIA AMT-FREE MUNICIPAL BOND INDEX
NOVEMBER 29, 2011-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                                    S&P INTERMEDIATE
                                                                   DFA CALIFORNIA   TERM CALIFORNIA
                                                                  INTERMEDIATE-TERM     AMT-FREE
                                                                   MUNICIPAL BOND    MUNICIPAL BOND
BEGINDATE    ENDDATE   FUNDRETURNS  BENCHMARK0RETURNS   ENDDATE       PORTFOLIO          INDEX
---------   ---------- -----------  -----------------  ---------- ----------------- ----------------
2011-11-29  2011-11-30        0.00%              0.05%    11/2011             10000            10000
2011-11-30  2011-12-31        1.55%              1.92%    11/2011             10000       10005.2384
2011-12-31  2012-01-31        0.99%              2.00%    12/2011        10155.1193       10197.2345
2012-01-31  2012-02-29       -0.28%              0.07%    01/2012        10255.2684       10401.0101
2012-02-29  2012-03-31       -1.10%             -0.84%    02/2012         10226.236       10408.3936
2012-03-31  2012-04-30        1.01%              0.99%    03/2012        10113.9162        10321.372
2012-04-30  2012-05-31        0.50%              0.69%    04/2012         10216.295       10423.6091
2012-05-31  2012-06-30       -0.06%             -0.15%    05/2012        10267.5272       10495.1554
2012-06-30  2012-07-31        1.09%              1.24%    06/2012         10261.521       10479.9139
2012-07-31  2012-08-31       -0.07%              0.17%    07/2012         10373.376       10610.2496
2012-08-31  2012-09-30        0.51%              0.70%    08/2012        10366.3448       10628.3169
2012-09-30  2012-10-31        0.02%              0.14%    09/2012        10418.9036       10702.8893
                                                       10/31/2012        10420.9129       10717.6798

                                            FROM
                           TOTAL RETURN  11/29/2011
                           ------------  ----------
                                               4.21%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

FIXED INCOME MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2012

   U.S. and international fixed income markets continued to grapple with uncertainty in Europe and a lackluster U.S. recovery. Over the course of the year, the U.S. Federal Reserve maintained the target federal funds rate between 0.00% and 0.25% and continued its accommodative stance toward liquidity. Major central banks around the world maintained their accommodative stance as well. Term and credit risk were rewarded during the period as interest rates declined and credit spreads narrowed.

   The one-month Treasury bill yield finished the fiscal year at 0.09%, while the yield on 10-year U.S. Treasury notes declined to 1.69%. The U.S. yield curve remained upwardly sloped throughout the year.

                                               10/31/12 10/31/11 CHANGE
                                               -------- -------- ------
         One-Month Treasury Bill (yield)......   0.09%    0.01%   0.08%
         Ten-Year U.S. Treasury Notes (yield).   1.69%    2.11%  -0.42%
--------
Source: Bloomberg. "Change" values are calculated prior to rounding.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2012, total returns were 0.09% for three-month U.S. Treasury bills, 3.28% for five-year U.S. Treasury notes, and 10.90% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies the maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the Portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable-credit approach continued to take market-like credit risk, reflecting a wide credit-spread environment.

DFA ONE-YEAR FIXED INCOME PORTFOLIO

   The DFA One-Year Fixed Income Portfolio seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk by generally investing in a universe of high-quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the advisor's expectations for the premiums. The average maturity of the Portfolio increased slightly to 331 days on October 31, 2012, from 306 days on October 31, 2011.

   For the 12 months ended October 31, 2012, the total return was 0.79% for the Portfolio, 0.15% for The BofA Merrill Lynch US 6-Month Treasury Bill Index, and 0.23% for The BofA Merrill Lynch 1-Year US Treasury Note Index. During the period, interest rates increased slightly in the eligible maturity range. The yield curve remained upwardly sloped causing the Portfolio's maturity structure to remain extended. The Portfolio had significant exposure to U.S. government agency and corporate debt, particularly the financial sector of the corporate bond market. The credit premium on these securities was primarily responsible for the Portfolio's outperformance of its benchmarks.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in two years or less. All non-US dollar-denominated securities within the Portfolio are currency hedged. Eligible countries include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. Using current yields the strategy creates matrices of expected returns from different buy and sell strategies within each eligible country's yield curve and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets and country allocations are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio increased to 1.20 years on October 31, 2012, from 1.12 years on October 31, 2011.

   For the 12 months ended October 31, 2012, the total return was 0.85% for the Portfolio, 1.26% for the Citigroup World Government Bond Index, 1-2 Years, Currency-Hedged in U.S. Dollar Terms, and 1.57% for the Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in U.S. Dollar Terms. The Portfolio had an average allocation during the period of approximately 72% of assets in U.S. Dollar denominated securities with the remaining 28% of assets in currency hedged non-U.S. Dollar bonds. The Portfolio's lack of exposure to Italian and Spanish government bonds contributed to the Portfolio's underperformance as compared to the indices, as these two sovereign debt markets rebounded significantly from their prior year lows. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

   The Citigroup World Government Bond Index, 1-2 Years, Curency-Hedged in USD Terms has been selected to replace the Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms as the appropriate benchmark for the Portfolio given it more closely resembles the eligible universe of the Portfolio.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

   The DFA Selectively Hedged Global Fixed Income Portfolio seeks to maximize total returns from a universe of U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments maturing in five years or less. It hedges foreign currency exposure on a selective basis to capture the higher interest rates that may be offered in foreign yield curves. Eligible countries include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable risk-adjusted expected returns according to the variable maturity approach. Maturity targets and country allocations are shifted as expected return premiums change. The average maturity of the Portfolio increased from 0.99 years on October 31, 2011, to 2.22 years on October 31, 2012.

   For the 12 months ended October 31, 2012, total returns were 1.22% for the Portfolio and -1.14% for the Citigroup World Government Bond Index, 1-3 Years, in U.S. Dollar Terms (unhedged). Relative to the Index, the Portfolio's outperformance was primarily due to differences in currency exposure. The Portfolio primarily benefited from its unhedged exposure to New Zealand Dollar-denominated bonds during a period when New Zealand Dollar appreciated versus the U.S. Dollar. The Portfolio also benefited from unhedged exposure to the higher interest rate environments of Australia and Sweden. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA SHORT-TERM GOVERNMENT PORTFOLIO

   The DFA Short-Term Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government and U.S. government agency securities maturing in five years or less. The Portfolio's average maturity will be three years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the advisor's expectations for the premiums. The average maturity of the Portfolio increased to 2.89 years on October 31, 2012, from 2.87 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 1.89% for the Portfolio and 1.11% for The BofA Merrill Lynch 1-5 Year U.S. Treasury & Agency Index. Relative to the Index, the Portfolio's outperformance was primarily due to the Portfolio's overweight relative to the Index in U.S. government agency securities and underweight in U.S. Treasury securities. During the period, U.S. government agency securities outperformed U.S. Treasury securities as agency credit spreads tightened.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Five-Year Global Fixed Income Portfolio seeks to provide a market rate of return from a universe of fixed income securities with low relative volatility of returns, generally consisting of U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. All non-US dollar-denominated securities within the Portfolio are currency hedged. Eligible countries include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. Using current yields the strategy creates matrices of expected returns from different buy and sell strategies within each eligible country's yield curve and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets and country allocations are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 3.92 years on October 31, 2012, from 4.04 years on October 31, 2011.

   For the 12 months ended October 31, 2012, the total return was 3.74% for the Portfolio and 2.33% for the Citigroup World Government Bond Index, 1-5 Years, Currency-Hedged in U.S. Dollar Terms. The Portfolio had an average allocation during the period of approximately 69% of assets in U.S. Dollar denominated securities and the majority of the remainder invested in currency-hedged Sterling denominated securities (approximately 20%) and currency-hedged Euro denominated securities (approximately 10%). All three of these components of the Portfolio outperformed the benchmark return -- mostly due to the longer duration of each component as compared to the corresponding country duration of the Index. The Portfolio also benefitted from its lack of exposure to Japanese Yen denominated bonds, which represented almost 30% of the benchmark. Japan's relatively flat yield curve offered very little expected risk premium relative to the U.S., U.K., and Eurozone curves. The Portfolio had an average duration of 3.72 years on October 31, 2012, compared to 2.67 years for the Index, which positively contributed to the Portfolio's relative performance as interest rates fell during the period. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA World ex U.S. Government Fixed Income Portfolio seeks to maximize total returns from a universe of high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The weighted average maturity of the Portfolio generally will not exceed ten years. The average maturity was 9.08 years on October 31, 2012.

   From the Portfolio's inception on December 6, 2011, through October 31, 2012, total returns were 6.66% for the Portfolio and 5.38% for the Citigroup World Government Bond Index ex USA 1-30 Years, Currency-Hedged in U.S. Dollars Terms. The Portfolio's much lower average allocation to Japanese Yen denominated securities and higher allocation to British Pound Sterling denominated securities contributed to relative outperformance as compared to the Index. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA Intermediate Government Fixed Income Portfolio seeks to provide current income from investing generally in U.S. Treasury and government agency issues with maturities of between five and fifteen years. The Portfolio will have an average weighted maturity between three to ten years. The average maturity of the Portfolio decreased to 6.41 years on October 31, 2012, from
6.73 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 5.49% for the Portfolio and 3.53% for the Barclays U.S. Government Bond Index. Relative to the Index, the Portfolio's outperformance was primarily due to the Portfolio's overweight relative to the Index in U.S. government agency securities and consequent underweight in U.S. Treasury securities. During the period, U.S. government agency securities outperformed U.S. Treasury securities as agency credit spreads tightened. Throughout the period, an average of approximately 26% of the Portfolio consisted of U.S. government agency securities with maturities between seven and fifteen years which significantly outperformed the Index average return.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Short-Term Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum. However, the Portfolio will not emphasize investment grade obligations rated in the lower half of the investment grade spectrum when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio duration of three years or less. The Portfolio hedges foreign currency risks. The average maturity of the Portfolio increased slightly from 2.89 years on October 31, 2011 to 2.90 years on October 31, 2012.

   For the 12 months ended October 31, 2012, total returns were 3.22% for the Portfolio and 2.37% for The BofA Merrill Lynch 1-5 Year US Corporate & Government Index. While the Portfolio maintained an average maturity similar to the Index, the Portfolio outperformed the Index primarily because of its relative underweight in sovereign governments and consequent overweight in corporate bonds during a period when taking credit risk was rewarded. The Portfolio's average allocation throughout the fiscal year was approximately 77% of assets in U.S. and foreign corporate securities, 16% of assets in foreign government securities, 4% of assets in supranational securities, and 3% of assets in U.S. government agency securities. The Portfolio was primarily invested in U.S. Dollar denominated securities throughout the year. As of October 31, 2012, U.S. Dollar denominated securities represented approximately 97% of the Portfolio, while currency-hedged Euro and Sterling denominated investments represented allocations of 2% and 1%, respectfully. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Intermediate-Term Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum. However, the Portfolio will not emphasize investment grade obligations rated in the lower half of the investment grade spectrum when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within fifteen years from the date of settlement and maintains average portfolio duration of three to ten years. The Portfolio hedges foreign currency risks. The average maturity of the Portfolio increased to 8.30 years on October 31, 2012 from 8.22 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 9.19% for the Portfolio and 9.71% for the Barclays U.S. Credit Index. While the Portfolio's duration approximated the duration of the Index, the Portfolio underperformed the Index. The Portfolio's fifteen-year maximum investment constraint detracted from relative performance during a period when term risk was rewarded in both the government sector and corporate sector. Approximately 25% of the Barclays U.S. Credit Index consisted of government and corporate securities with maturities greater than fifteen years. Throughout the fiscal year, an average of 83% of the Portfolio was invested in U.S. and foreign corporate securities, 7% in foreign government securities, 6% in U.S. government agency securities, and 4% in supranational securities. The Portfolio was primarily invested in U.S. Dollar denominated securities throughout the year. As of October 31, 2012, U.S. Dollar denominated securities represented approximately 98% of the Portfolio, with the remainder in currency-hedged Euro denominated investments. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA INVESTMENT GRADE PORTFOLIO

   The DFA Investment Grade Portfolio seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers. To achieve this exposure, the Advisor will generally purchase shares of the DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Short-Term Government Portfolio, and the DFA Intermediate Government Portfolio (the "Underlying Funds"). The average maturity of the Portfolio, based on the market value-weighted average holdings of the Underlying Funds, decreased to 6.09 years on October 31, 2012 from 6.45 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 6.21% for the Portfolio and 5.25% for the Barclays U.S. Aggregate Bond Index. The Portfolio's average allocation during the period was approximately 60% in the extended quality Underlying Funds and 40% in the government funds. The Portfolio's performance relative to the Index was significantly enhanced by the Portfolio's lack of exposure to the securitized bond sector which represented approximately 33% of the Index. In addition, the Portfolio's overweight relative to the Index in corporate securities contributed to the outperformance.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

   The DFA Inflation-Protected Securities Portfolio seeks to provide inflation protection and current income from investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities of between five and twenty years. The Portfolio will have an average weighted maturity of between three to twelve years. The average maturity of the Portfolio decreased to 9.11 years on October 31, 2012, from
9.37 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 8.70% for the Portfolio and 8.03% for the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Portfolio's outperformance was primarily due to structural differences with the Index. The Portfolio's much lower allocation to short-term securities, which underperformed intermediate and long-term securities during the period of falling real interest rates, contributed to the outperformance of the Portfolio as compared to the Index.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax from a universe of high-quality municipal securities. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio decreased to
1.81 years on October 31, 2012 from 2.34 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 1.30% for the Portfolio and 1.44% for The BofA Merrill Lynch 1-3 Year US Municipal Securities Index. The Portfolio continued to emphasize higher quality securities relative to the Index. The Index's allocation to A and BBB rated bonds exceeded 24% while the Portfolio held less than 1% in similarly rated bonds. For the year ended October 31, 2012, this underweight in A and BBB rated bonds detracted from performance relative to the Index.

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Intermediate-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax from a universe of high-quality municipal securities. The weighted average maturity of the Portfolio generally will not exceed ten years. The average maturity was 6.28 years on October 31, 2012.

   From the Portfolio's inception on March 1, 2012, through October 31, 2012, the total return was 1.13% for the Portfolio and 2.77% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. The Portfolio's lack of exposure to securities with maturities greater than fifteen years compared to the Index's approximate 20% average allocation to these securities contributed to the Portfolio's underperformance.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income taxes and California state personal income taxes from a universe of municipal securities. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity decreased to 1.85 years on October 31, 2012, from 2.19 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 1.61% for the Portfolio and 1.40% for The BofA Merrill Lynch 1-3 Year California including Puerto Rico Municipal Securities Index. The Portfolio had significant exposure to general obligation bonds including direct obligations of the State of California. The Portfolio's 21% average allocation to securities with maturities greater than three years made a positive contribution to performance relative to the Index while the Portfolio's shorter-term bonds detracted from relative performance.

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Intermediate-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income taxes and California state personal income taxes from a universe of municipal securities. The weighted average maturity of the Portfolio generally will not exceed ten years. The average maturity was 6.13 years on October 31, 2012.

   From the Portfolio's inception on November 29, 2011, through October 31, 2012, the total return was 4.21% for the Portfolio and 7.18% for the S&P Intermediate Term California AMT-Free Municipal Bond Index. The Portfolio's lack of exposure to securities with maturities greater than fifteen years compared to the Index's approximate 25% average allocation to these securities contributed to the Portfolio's underperformance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                        BEGINNING  ENDING               EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                          VALUE    VALUE     EXPENSE     DURING
                                        05/01/12  10/31/12    RATIO*    PERIOD*
                                        --------- --------- ----------  --------
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,003.58       0.17%    $0.86
Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.28       0.17%    $0.87

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       05/01/12  10/31/12    RATIO*    PERIOD*
                                       --------- --------- ----------  --------
DFA TWO-YEAR GLOBAL FIXED INCOME
  PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,004.27       0.18%    $0.91
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,024.23       0.18%    $0.92

DFA SELECTIVELY HEDGED GLOBAL FIXED
  INCOME PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,010.68       0.19%    $0.96
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,024.18       0.19%    $0.97

DFA SHORT-TERM GOVERNMENT PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,007.50       0.19%    $0.96
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,024.18       0.19%    $0.97

DFA FIVE-YEAR GLOBAL FIXED INCOME
  PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,025.77       0.28%    $1.43
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,023.73       0.28%    $1.42

DFA WORLD EX U.S. GOVERNMENT FIXED
  INCOME PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,040.99       0.20%    $1.03
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,024.13       0.20%    $1.02

DFA INTERMEDIATE GOVERNMENT FIXED
  INCOME PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,023.81       0.13%    $0.66
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,024.48       0.13%    $0.66

DFA SHORT-TERM EXTENDED QUALITY
  PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,017.73       0.22%    $1.12
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,024.03       0.22%    $1.12

DFA INTERMEDIATE-TERM EXTENDED
  QUALITY PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,052.60       0.22%    $1.14
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,024.03       0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       05/01/12  10/31/12    RATIO*    PERIOD*
                                       --------- --------- ----------  --------
DFA INVESTMENT GRADE PORTFOLIO**
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,032.53       0.22%    $1.12
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,024.03       0.22%    $1.12

DFA INFLATION-PROTECTED SECURITIES
  PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,042.16       0.13%    $0.67
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,024.48       0.13%    $0.66

DFA SHORT-TERM MUNICIPAL BOND
  PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,003.78       0.22%    $1.11
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,024.03       0.22%    $1.12

DFA INTERMEDIATE-TERM MUNICIPAL BOND
  PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,015.73       0.23%    $1.17
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,023.98       0.23%    $1.17

DFA CALIFORNIA SHORT-TERM MUNICIPAL
  BOND PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,004.76       0.23%    $1.16
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,023.98       0.23%    $1.17

DFA CALIFORNIA INTERMEDIATE-TERM
  MUNICIPAL BOND PORTFOLIO
Actual Fund Return
  Institutional Class Shares.......... $1,000.00 $1,020.03       0.23%    $1.17
Hypothetical 5% Annual Return
  Institutional Class Shares.......... $1,000.00 $1,023.98       0.23%    $1.17

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The DFA Investment Grade Portfolio is a Fund of Funds. The expenses shown reflect the direct expense of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                Corporate...............................  16.9%
                Government..............................  33.2%
                Foreign Corporate.......................  21.4%
                Foreign Government......................  24.3%
                Supranational...........................   4.2%
                                                         -----
                                                         100.0%

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                Government.............................. 100.0%
                                                         -----
                                                         100.0%

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                Government.............................. 100.0%
                                                         -----
                                                         100.0%

                        DFA INVESTMENT GRADE PORTFOLIO

                Affiliated Investment Companies......... 100.0%
                                                         -----
                                                         100.0%

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                Muni Insured............................   4.5%
                Muni G.O. Local.........................  67.1%
                Muni G.O. State.........................   8.8%
                Muni Revenue............................  19.6%
                                                         -----
                                                         100.0%

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                Corporate...............................  14.1%
                Government..............................  14.7%
                Foreign Corporate.......................  19.5%
                Foreign Government......................  42.2%
                Supranational...........................   9.5%
                                                         -----
                                                         100.0%

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                Corporate...............................  11.7%
                Government..............................   6.1%
                Foreign Corporate.......................  20.6%
                Foreign Government......................  51.5%
                Supranational...........................  10.1%
                                                         -----
                                                         100.0%

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                Corporate...............................  61.7%
                Government..............................   4.4%
                Foreign Corporate.......................  14.1%
                Foreign Government......................  15.6%
                Supranational...........................   4.2%
                                                         -----
                                                         100.0%

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                Government.............................. 100.0%
                                                         -----
                                                         100.0%

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                Muni Insured............................  22.2%
                Muni G.O. Local.........................  24.5%
                Muni G.O. State.........................  17.3%
                Muni Revenue............................  25.6%
                Muni Pre-Refunded.......................  10.4%
                                                         -----
                                                         100.0%

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                Corporate...............................  15.9%
                Government..............................   6.0%
                Foreign Corporate.......................  25.6%
                Foreign Government......................  41.9%
                Supranational...........................  10.6%
                                                         -----
                                                         100.0%

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                Government..............................   2.2%
                Foreign Government......................  86.0%
                Supranational...........................  11.8%
                                                         -----
                                                         100.0%

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                Corporate...............................  70.1%
                Government..............................   7.6%
                Foreign Corporate.......................  12.2%
                Foreign Government......................   7.1%
                Supranational...........................   3.0%
                                                         -----
                                                         100.0%

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                Muni Insured............................   7.3%
                Muni G.O. Local.........................  41.4%
                Muni G.O. State.........................  24.5%
                Muni Revenue............................  22.1%
                Muni Pre-Refunded.......................   4.7%
                                                         -----
                                                         100.0%

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                Muni Insured............................  27.5%
                Muni G.O. Local.........................  35.1%
                Muni G.O. State.........................  19.9%
                Muni Revenue............................  17.5%
                                                         -----
                                                         100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
AGENCY OBLIGATIONS -- (32.7%)
Federal Home Loan Bank
      0.375%, 11/27/13................................. $166,000 $  166,254,478
      4.875%, 11/27/13.................................   20,000     20,996,100
      3.125%, 12/13/13.................................   25,000     25,804,150
      0.340%, 12/18/13.................................   45,000     45,050,310
      0.875%, 12/27/13.................................  155,000    156,126,230
      0.375%, 01/29/14.................................  120,000    120,172,320
      2.375%, 03/14/14.................................  157,000    161,495,381
      1.375%, 05/28/14.................................   30,000     30,541,740
      0.375%, 06/12/14.................................   60,000     60,063,660
      2.500%, 06/13/14.................................    3,880      4,016,964
Federal Home Loan Mortgage Corporation
      4.125%, 09/27/13.................................   14,047     14,544,250
      0.500%, 10/15/13.................................   80,000     80,206,080
      0.375%, 10/30/13.................................  305,000    305,409,920
      4.875%, 11/15/13.................................   25,000     26,218,850
      0.375%, 11/27/13.................................  126,000    126,181,692
      0.625%, 12/23/13.................................   45,000     45,180,810
#     2.500%, 01/07/14.................................   98,000    100,643,746
      4.500%, 01/15/14.................................   93,000     97,720,773
      1.375%, 02/25/14.................................    4,000      4,057,796
      2.500%, 04/23/14.................................   50,000     51,645,900
      5.000%, 07/15/14.................................   45,000     48,582,090
Federal National Mortgage Association
      1.000%, 09/23/13.................................   35,000     35,237,510
      2.875%, 12/11/13.................................  118,000    121,490,912
      0.750%, 12/18/13.................................  168,000    169,022,112
      1.250%, 02/27/14.................................  100,000    101,436,400
      2.750%, 03/13/14.................................  125,000    129,211,625
      4.125%, 04/15/14.................................   50,000     52,781,100
      1.125%, 06/27/14.................................   12,000     12,164,904
      3.000%, 09/16/14.................................   25,000     26,275,525
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           2,338,533,328
                                                                 --------------
BONDS -- (57.7%)
Agence Francaise de Developpement
      1.250%, 06/09/14.................................   89,216     90,100,130
Asian Development Bank
      2.750%, 05/21/14.................................   50,000     51,847,499
Australia & New Zealand Banking Group, Ltd. Floating
  Rate Note
(r)   1.090%, 01/10/14.................................      750        754,569
Bank Nederlandse Gemeenten NV
      1.500%, 03/28/14.................................   25,000     25,315,550
      5.000%, 05/16/14.................................   14,254     15,187,780
Bank of New York Mellon Corp. (The)
      5.125%, 08/27/13.................................   13,500     14,022,909
      4.300%, 05/15/14.................................   17,455     18,456,323
Bank of Nova Scotia
      2.250%, 01/22/13.................................   34,700     34,824,122
      2.375%, 12/17/13.................................   60,700     62,023,928
Bank of Nova Scotia Floating Rate Note
(r)   0.894%, 12/13/13.................................   35,000     35,182,315
(r)   0.937%, 02/10/14.................................   75,000     75,238,125
Berkshire Hathaway Finance Corp.
      5.000%, 08/15/13.................................    8,200      8,496,512
      1.500%, 01/10/14.................................    1,800      1,822,333
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)   0.680%, 01/10/14.................................    4,100      4,116,990
Berkshire Hathaway, Inc. Floating Rate Note
(r)   1.135%, 08/15/14.................................   12,700     12,846,723
BNP Paribas SA
      2.125%, 12/21/12.................................   31,446     31,489,238
Caisse d'Amortissement de la Dette Sociale
      1.375%, 01/27/14.................................   45,000     45,492,660
      3.500%, 07/01/14.................................   63,000     66,061,800
      1.250%, 07/11/14.................................   92,000     93,219,000
Commonwealth Bank of Australia
      3.750%, 10/15/14.................................    7,954      8,390,675
Commonwealth Bank of Australia Floating Rate Note
(r)   1.144%, 06/14/13.................................   50,000     50,241,750
(r)   1.580%, 01/17/14.................................   49,000     49,549,584
(r)   1.119%, 03/17/14.................................    5,609      5,642,766
Eksportfinans ASA Floating Rate Note
#(r)  0.553%, 04/05/13.................................   40,800     40,473,967
European Investment Bank
      1.250%, 02/14/14.................................   91,300     92,357,254
      2.375%, 03/14/14.................................    5,000      5,133,700
      3.000%, 04/08/14.................................   40,000     41,465,200
      1.500%, 05/15/14.................................   45,000     45,735,750
      4.750%, 10/15/14.................................   25,000     27,061,000

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT     VALUE+
                                                          -------- ------------
                                                           (000)
 General Electric Capital Corp.
       1.875%, 09/16/13.................................. $ 25,000 $ 25,327,900
       5.400%, 09/20/13..................................   33,090   34,499,601
       2.100%, 01/07/14..................................   80,300   81,756,803
       5.900%, 05/13/14..................................   10,000   10,791,530
 General Electric Capital Corp. Floating Rate Note
 (r)   1.016%, 04/24/14..................................   19,600   19,753,292
 (r)   0.649%, 09/15/14..................................   36,004   35,877,122
 Inter-American Development Bank
       3.000%, 04/22/14..................................   25,000   25,960,150
 International Business Machines Corp.
       2.100%, 05/06/13..................................   19,950   20,127,754
 Japan Bank for International Cooperation.
       2.125%, 11/05/12..................................   40,000   40,000,000
 Johnson & Johnson
       0.700%, 05/15/13..................................   86,000   86,233,490
 JPMorgan Chase & Co.
       1.650%, 09/30/13..................................   50,400   50,971,486
       5.375%, 01/15/14..................................    8,614    9,095,798
       2.050%, 01/24/14..................................   27,000   27,471,690
 JPMorgan Chase & Co. Floating Rate Note
 (r)   1.116%, 01/24/14..................................  105,400  106,063,809
 (r)   1.139%, 05/02/14..................................    6,300    6,337,372
 Kingdom of Sweden
       1.000%, 06/03/14..................................   14,000   14,152,600
 Kommunalbanken AS
       1.000%, 06/16/14..................................   13,000   13,117,130
       2.875%, 10/27/14..................................   25,000   25,943,925
 Kommunekredit
       0.750%, 09/02/14..................................   18,000   18,104,652
 Kreditanstalt fur Wiederaufbau
       4.000%, 10/15/13..................................   25,150   26,022,202
       1.375%, 01/13/14..................................  130,500  132,102,540
       1.500%, 04/04/14..................................   56,000   56,938,728
 Landeskreditbank Baden-Wuerttemberg Foerderbank
       1.750%, 02/18/14..................................   40,000   40,639,040
 Landwirtschaftliche Rentenbank
       3.250%, 03/15/13..................................    6,000    6,064,680
       2.250%, 03/11/14..................................    4,650    4,765,571
 Manitoba, Province of Canada
       2.125%, 04/22/13..................................   24,600   24,810,330
       1.375%, 04/28/14..................................   29,790   30,232,084
 National Australia Bank, Ltd.
       2.250%, 04/11/14..................................    1,600    1,635,651
       3.375%, 07/08/14..................................    5,000    5,239,550
 National Australia Bank, Ltd. Floating Rate Note
 (r)   1.580%, 01/17/14..................................   60,000   60,709,380
 (r)   1.513%, 01/30/14..................................   51,930   52,505,073
 (r)   1.587%, 02/14/14..................................   35,750   36,114,435
 Nederlandse Waterschapsbank NV
       1.375%, 05/16/14..................................   97,210   98,417,348
       1.250%, 10/20/14..................................   13,000   13,159,900
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r)   0.793%, 04/05/13..................................   14,000   14,016,422
 (r)   1.231%, 04/09/14..................................   80,000   80,169,440
 (r)   0.840%, 10/15/14..................................   90,000   89,968,410
 Nordic Investment Bank
       2.625%, 10/06/14..................................    8,400    8,768,760
 NRW.Bank
       1.625%, 01/17/14..................................   10,872   10,989,592
       2.500%, 02/19/14..................................    6,300    6,434,612
 Oesterreichische Kontrollbank AG
       1.375%, 01/21/14..................................    3,244    3,279,846
 Ontario Electricity Financial Corp.
       7.450%, 03/31/13..................................   12,036   12,382,252
 Ontario, Province of Canada
       1.375%, 01/27/14..................................  132,518  134,244,710
       4.100%, 06/16/14..................................   71,000   75,223,080
 Private Export Funding Corp.
       3.550%, 04/15/13..................................    4,000    4,061,388
 Quebec, Province of Canada
       4.875%, 05/05/14..................................   39,400   41,988,580
 Rabobank Nederland NV
       1.850%, 01/10/14..................................  123,655  125,462,836
 Rabobank Nederland NV Floating Rate Note
 (r)   0.515%, 07/25/13..................................   28,500   28,516,872
 (r)   0.680%, 01/17/14..................................   38,000   38,024,396
 Royal Bank of Canada
       2.250%, 03/15/13..................................   34,777   35,041,966
       2.100%, 07/29/13..................................   32,275   32,690,863
       1.125%, 01/15/14..................................   19,200   19,359,936
 Royal Bank of Canada Floating Rate Note
 (r)   0.630%, 04/17/14..................................  124,333  124,731,612

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     ----------- --------------
                                                       (000)
Societe Financement del'Economie Francaise
      3.375%, 05/05/14.............................. $    10,000 $   10,427,780
      2.875%, 09/22/14..............................     186,000    194,109,228
State of North Rhine-Westphalia
      1.625%, 09/17/14..............................      19,000     19,326,230
Svensk Exportkredit AB Floating Rate Note
(r)   0.523%, 03/23/14..............................      24,000     23,971,920
Svenska Handelsbanken Floating Rate Note
(r)   0.835%, 03/18/13..............................      75,000     75,124,350
(r)   0.922%, 08/30/13..............................      19,500     19,548,048
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.494%, 07/26/13..............................      92,000     92,153,548
Total Capital Canada, Ltd. Floating Rate Note
(r)   0.528%, 05/13/13..............................      62,300     62,356,880
(r)   0.710%, 01/17/14..............................      45,000     45,229,725
Toyota Motor Credit Corp.
      1.375%, 08/12/13..............................      61,600     62,130,376
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.730%, 01/17/14..............................      17,500     17,578,137
Wachovia Corp.
      5.500%, 05/01/13..............................      41,925     42,958,367
      5.700%, 08/01/13..............................      10,000     10,401,420
Wal-Mart Stores, Inc.
      4.250%, 04/15/13..............................      29,200     29,707,233
      4.550%, 05/01/13..............................      39,250     40,055,488
      1.625%, 04/15/14..............................      13,530     13,749,768
      3.200%, 05/15/14..............................       2,900      3,022,870
Wells Fargo & Co.
      4.375%, 01/31/13..............................      68,791     69,457,310
Westpac Banking Corp.
      2.250%, 11/19/12..............................      48,100     48,135,450
      2.100%, 08/02/13..............................       3,304      3,346,090
Westpac Banking Corp. Floating Rate Note
(r)   1.138%, 12/09/13..............................       4,705      4,737,013
(r)   1.387%, 02/14/14..............................       2,225      2,231,169
(r)   1.092%, 03/31/14..............................      60,000     60,359,220
                                                                 --------------
TOTAL BONDS.........................................              4,128,965,961
                                                                 --------------
COMMERCIAL PAPER -- (8.1%)
Banque et Caisse d'Epargne del'Etat
      0.310%, 11/21/12..............................      20,000     19,998,135
      0.491%, 11/26/12..............................      50,000     49,994,005
      0.290%, 12/27/12..............................      94,000     93,966,659
      0.270%, 01/10/13..............................      30,000     29,985,326
BNP Paribas Finance, Inc.
      0.480%, 11/01/12..............................      35,000     34,999,863
      0.390%, 12/27/12..............................      85,000     84,970,122
Caisse des Depots et Consignations
      0.255%, 12/20/12..............................      40,000     39,989,816
      0.270%, 12/20/12..............................      30,000     29,992,362
Standard Chartered Bank
      0.310%, 11/02/12..............................      15,000     14,999,859
      0.400%, 11/19/12..............................      35,000     34,996,423
      0.380%, 12/04/12..............................      30,000     29,994,108
      0.380%, 12/11/12..............................      55,000     54,986,096
      0.380%, 12/18/12..............................      15,000     14,995,279
      0.380%, 12/20/12..............................      10,000      9,996,667
      0.330%, 01/07/13..............................      10,000      9,994,843
      0.310%, 01/22/13..............................      30,000     29,979,387
                                                                 --------------
TOTAL COMMERCIAL PAPER..............................                583,838,950
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
  BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares.............................  26,522,287     26,522,287
                                                                 --------------

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                       SHARES/
                                                        FACE
                                                       AMOUNT        VALUE+
                                                      ---------- --------------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (1.1%)
(S)@ DFA Short Term Investment Fund..................  6,655,140 $   76,999,969
   @ Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $209,324
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $209,954) to be repurchased at
     $203,224........................................ $      203        203,222
                                                                 --------------
TOTAL SECURITIES LENDING
  COLLATERAL.........................................                77,203,191
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,138,990,121)..............................            $7,155,063,717
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
 Agency Obligations..........          -- $2,338,533,328   --    $2,338,533,328
 Bonds.......................          --  4,128,965,961   --     4,128,965,961
 Commercial Paper............          --    583,838,950   --       583,838,950
 Temporary Cash Investments.. $26,522,287             --   --        26,522,287
 Securities Lending
   Collateral................          --     77,203,191   --        77,203,191
                              ----------- --------------   --    --------------
 TOTAL....................... $26,522,287 $7,128,541,430   --    $7,155,063,717
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
BONDS -- (77.4%)
AUSTRALIA -- (0.6%)
Australia & New Zealand Banking Group, Ltd.
(u)   2.400%, 01/11/13....................................   7,445 $  7,464,975
National Australia Bank, Ltd.
(u)   5.350%, 06/12/13....................................  10,800   11,097,605
Westpac Banking Corp., Ltd.
(u)   2.250%, 11/19/12....................................  10,000   10,007,370
                                                                   ------------
TOTAL AUSTRALIA...........................................           28,569,950
                                                                   ------------
AUSTRIA -- (3.2%)
KA Finanz AG
      2.250%, 03/24/14....................................  14,000   18,605,091
Oesterreichische Kontrollbank AG
#(u)  1.750%, 03/11/13....................................  19,000   19,088,160
#(u)  1.375%, 01/21/14....................................  18,000   18,198,900
Republic of Austria
(u)   3.250%, 06/25/13....................................  92,700   94,371,196
                                                                   ------------
TOTAL AUSTRIA.............................................          150,263,347
                                                                   ------------
CANADA -- (18.1%)
Bank of Nova Scotia
      3.430%, 07/16/14.................................... 132,000  136,239,860
British Columbia, Province of Canada
      5.500%, 04/24/13....................................  15,400   15,725,347
      7.500%, 06/09/14.................................... 108,000  118,845,957
Canada Housing Trust
      2.750%, 09/15/14.................................... 134,000  138,112,240
GE Capital Canada Funding Co.
      2.950%, 02/10/14....................................  32,000   32,597,547
Ontario, Province of Canada
      5.500%, 04/17/13....................................   6,000    6,120,451
      3.250%, 09/08/14.................................... 126,000  130,738,483
Quebec, Province of Canada
(u)   4.875%, 05/05/14....................................  12,500   13,321,250
Royal Bank of Canada
      4.970%, 06/05/14.................................... 128,200  135,344,543
Toronto-Dominion Bank (The)
      5.141%, 11/19/12....................................  11,900   11,930,502
(e)   4.875%, 01/23/13....................................  14,800   19,376,659
      4.854%, 02/13/13....................................  63,700   64,402,853
Total Capital Canada, Ltd. Floating Rate Note
(r)(u)0.710%, 01/17/14....................................  31,540   31,701,012
                                                                   ------------
TOTAL CANADA..............................................          854,456,704
                                                                   ------------
DENMARK -- (2.3%)
Kingdom of Denmark
      4.000%, 11/15/12.................................... 400,000   69,555,318
Kommunekredit A.S.
(u)   1.250%, 09/03/13....................................  40,000   40,302,000
                                                                   ------------
TOTAL DENMARK.............................................          109,857,318
                                                                   ------------
FINLAND -- (0.7%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.783%, 01/27/14....................................  34,000   34,014,620
                                                                   ------------
FRANCE -- (7.7%)
BNP Paribas SA
#(u)  2.125%, 12/21/12....................................  19,700   19,727,087
Caisse d'Amortissement de la Dette Sociale SA
(u)   1.625%, 11/27/12....................................  17,600   17,612,496
(u)   1.625%, 03/17/14....................................  40,000   40,613,600
(u)   3.500%, 07/01/14....................................  61,662   64,658,773
Caisse des Depots et Consignations SA
(u)   1.750%, 03/26/13....................................  15,000   15,061,155
French Treasury Note BTAN
      2.500%, 01/12/14....................................  35,800   47,727,703
Societe Financement de L'economie Francaise SA
      3.125%, 06/30/14....................................  76,300  103,493,149
Total Capital SA
      3.500%, 02/27/14....................................   2,134    2,874,970
Unedic SA
      2.375%, 03/31/14....................................  37,200   49,569,607
                                                                   ------------
TOTAL FRANCE..............................................          361,338,540
                                                                   ------------
GERMANY -- (6.4%)
Kreditanstalt fur Wiederaufbau
(z)   5.125%, 07/22/13....................................  13,000   10,854,182
(u)   1.375%, 01/13/14....................................  20,000   20,245,600
      1.750%, 08/04/14....................................  55,000   73,291,107

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^      VALUE+
                                                        ---------- ------------
                                                          (000)
GERMANY -- (Continued)
(c)   2.875%, 08/26/14.................................     10,598 $ 10,896,707
(c)   4.950%, 10/14/14.................................     18,445   19,733,149
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)   1.000%, 10/15/13.................................     17,000   17,090,814
      3.250%, 01/29/14.................................     10,000   13,453,676
Landwirtschaftliche Rentenbank
(c)   4.250%, 11/16/12.................................      6,600    6,613,877
(u)   5.000%, 02/15/13.................................      5,000    5,064,550
(j)   1.375%, 04/25/13.................................  1,000,000   12,594,826
#(u)  4.125%, 07/15/13.................................     17,000   17,445,910
NRW.Bank
(u)   1.375%, 08/26/13.................................      2,000    2,011,400
(g)   1.625%, 12/15/13.................................     10,000   16,273,176
      3.375%, 03/18/14.................................     55,667   75,214,882
                                                                   ------------
TOTAL GERMANY..........................................             300,783,856
                                                                   ------------
JAPAN -- (2.7%)
Japan Finance Corp.
(u)   2.125%, 11/05/12.................................     63,700   63,700,000
Japan Finance Organization For Municipalities
      1.350%, 11/26/13.................................  5,141,000   65,211,296
                                                                   ------------
TOTAL JAPAN............................................             128,911,296
                                                                   ------------
NETHERLANDS -- (9.5%)
Bank Nederlandse Gemeenten NV
(g)   4.375%, 12/14/12.................................      3,700    5,995,400
(u)   3.750%, 07/15/13.................................     18,913   19,347,810
      4.000%, 07/15/14.................................     78,000  107,387,293
Nederlandse Waterschapsbank NV
      4.250%, 09/16/14.................................     20,000   27,826,758
Netherlands Government
      1.000%, 01/15/14.................................     75,000   98,318,903
Rabobank Nederland NV
      4.375%, 01/22/14.................................     98,500  133,677,696
SNS Bank NV
      3.500%, 03/10/14.................................     39,860   53,870,156
                                                                   ------------
TOTAL NETHERLANDS......................................             446,424,016
                                                                   ------------
NORWAY -- (0.3%)
Kommunalbanken AS
(u)   2.000%, 01/14/13.................................     15,000   15,040,710
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.8%)
Council of Europe Development Bank
(u)   4.250%, 04/22/13.................................     48,200   49,033,860
(u)   4.500%, 06/30/14.................................     10,000   10,647,200
Eurofima
(u)   1.875%, 05/28/13.................................     10,000   10,076,200
European Financial Stability Facility
(e)   1.000%, 03/12/14.................................    103,000  134,875,905
European Investment Bank
#(u)  1.125%, 08/15/14.................................     43,700   44,217,670
(z)   6.500%, 09/10/14.................................     56,542   49,205,685
(e)   4.250%, 10/15/14.................................     33,000   46,161,590
European Union
(e)   3.125%, 04/03/14.................................     16,200   21,884,026
Inter-American Development Bank
(c)   4.250%, 12/02/12.................................      6,560    6,588,243
International Bank for Reconstruction & Development
(c)   4.300%, 12/15/12.................................     15,500   15,575,269
(u)   1.750%, 07/15/13.................................     25,000   25,257,050
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...........             413,522,698
                                                                   ------------
SWEDEN -- (5.8%)
Kommuninvest I Sverige AB
(z)   3.600%, 05/21/14.................................      2,300    1,896,197
Nordea Bank AB
(u)   2.500%, 11/13/12.................................     27,500   27,511,880
(e)   4.500%, 05/12/14.................................     54,628   74,947,602
Svensk Exportkredit AB
(e)   3.625%, 05/27/14.................................     90,785  123,407,918
Svenska Handelsbanken AB
(e)   4.875%, 03/25/14.................................     31,498   43,261,249
                                                                   ------------
TOTAL SWEDEN...........................................             271,024,846
                                                                   ------------
UNITED KINGDOM -- (2.1%)
Network Rail Infrastructure Finance P.L.C.
(u)   3.500%, 06/17/13.................................     97,000   98,918,272
                                                                   ------------
UNITED STATES -- (9.2%)
General Electric Capital Corp.
#     2.100%, 01/07/14................................. $   48,000   48,870,816

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT        VALUE+
                                                      ---------- --------------
                                                        (000)
UNITED STATES -- (Continued)
      5.900%, 05/13/14...............................     35,764 $   38,594,828
General Electric Capital Corp. Floating Rate Note
(r)   0.981%, 04/07/14...............................     17,000     17,102,952
Johnson & Johnson
      0.700%, 05/15/13...............................     52,000     52,141,180
JPMorgan Chase & Co.
#     2.050%, 01/24/14...............................     44,000     44,768,680
Microsoft Corp.
      2.950%, 06/01/14...............................     38,274     39,780,541
Procter & Gamble Co. (The)
(e)   4.500%, 05/12/14...............................     60,352     83,126,369
Toyota Motor Credit Corp.
#     1.375%, 08/12/13...............................     11,100     11,195,571
(e)   4.625%, 09/18/13...............................     56,727     76,254,846
Wal-Mart Stores, Inc.
#     4.550%, 05/01/13...............................     19,047     19,437,883
                                                                 --------------
TOTAL UNITED STATES..................................               431,273,666
                                                                 --------------
TOTAL BONDS..........................................             3,644,399,839
                                                                 --------------
AGENCY OBLIGATIONS -- (15.4%)
Federal Home Loan Bank
#     0.375%, 01/29/14...............................     35,000     35,050,260
#     1.375%, 05/28/14...............................     95,000     96,715,510
Federal National Mortgage Association
      1.250%, 02/27/14...............................    105,000    106,508,220
#     2.750%, 03/13/14...............................    250,000    258,423,250
#     4.125%, 04/15/14...............................    150,000    158,343,300
#     1.125%, 06/27/14...............................     68,000     68,934,456
                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................               723,974,996
                                                                 --------------
COMMERCIAL PAPER -- (4.9%)
Banque et Caisse d'Epargne de L'Etat
      0.270%, 01/10/13...............................     15,000     14,992,663
Coca-Cola Co. (The)
      0.210%, 02/20/13...............................     39,500     39,474,194
Standard Chartered Bank
      0.310%, 11/02/12...............................     25,000     24,999,770
      0.754%, 12/14/12...............................    110,000    109,960,410
Total Capital Canada, Ltd.
      0.150%, 12/06/12...............................     25,000     24,996,354
Toyota Motor Credit Corp.
      0.502%, 03/05/13...............................     15,000     14,987,344
                                                                 --------------
TOTAL COMMERCIAL PAPER...............................               229,410,735
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT        VALUE+
                                                      ---------- --------------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@   DFA Short Term Investment Fund................  9,334,486 $  108,000,000
   @ Repurchase Agreement,
     Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 &
     5.000%, 01/01/39, valued
     at $1,995,232) to be
     repurchased $1,956,129                           $    1,956      1,956,110
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................               109,956,110
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,719,187,859)..............................            $4,707,741,680
                                                                 ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ----------------------------------------------
                                           LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                           ------- --------------  ------- --------------
Bonds
   Australia..............................   --    $   28,569,950    --    $   28,569,950
   Austria................................   --       150,263,347    --       150,263,347
   Canada.................................   --       854,456,704    --       854,456,704
   Denmark................................   --       109,857,318    --       109,857,318
   Finland................................   --        34,014,620    --        34,014,620
   France.................................   --       361,338,540    --       361,338,540
   Germany................................   --       300,783,856    --       300,783,856
   Japan..................................   --       128,911,296    --       128,911,296
   Netherlands............................   --       446,424,016    --       446,424,016
   Norway.................................   --        15,040,710    --        15,040,710
   Supranational Organization Obligations.   --       413,522,698    --       413,522,698
   Sweden.................................   --       271,024,846    --       271,024,846
   United Kingdom.........................   --        98,918,272    --        98,918,272
   United States..........................   --       431,273,666    --       431,273,666
Agency Obligations........................   --       723,974,996    --       723,974,996
Commercial Paper..........................   --       229,410,735    --       229,410,735
Securities Lending Collateral.............   --       109,956,110    --       109,956,110
Forward Currency Contracts**..............   --       (20,274,582)   --       (20,274,582)
                                             --    --------------    --    --------------
TOTAL.....................................   --    $4,687,467,098    --    $4,687,467,098
                                             ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
BONDS -- (94.4%)
AUSTRALIA -- (7.8%)
Commonwealth Bank of Australia
(u)   1.900%, 09/18/17.................................... 10,000  $ 10,159,000
National Australia Bank, Ltd.
      5.750%, 06/24/13....................................  9,900    10,402,122
Queensland Treasury Corp.
      6.000%, 08/14/13.................................... 10,000    10,631,968
Toyota Finance Australia, Ltd.
      5.460%, 12/17/12....................................  3,200     3,325,427
(z)   3.980%, 01/23/14....................................  9,000     7,443,274
Westpac Banking Corp.
      6.250%, 04/19/13....................................  4,000     4,204,489
      6.375%, 12/10/13....................................  8,000     8,551,913
(u)   2.000%, 08/14/17.................................... 10,425    10,686,073
                                                                   ------------
TOTAL AUSTRALIA...........................................           65,404,266
                                                                   ------------
AUSTRIA -- (3.4%)
KA Finanz AG
      2.250%, 03/24/14....................................  3,200     4,252,592
Republic of Austria
      4.300%, 09/15/17.................................... 16,000    24,146,827
                                                                   ------------
TOTAL AUSTRIA.............................................           28,399,419
                                                                   ------------
CANADA -- (14.5%)
Alberta Capital Finance Authority
      5.000%, 12/02/13.................................... 12,000    12,510,999
Bank of Nova Scotia
      5.040%, 04/08/13.................................... 22,000    22,377,552
British Columbia, Province of Canada
      4.700%, 12/18/12.................................... 11,000    11,060,135
      5.500%, 04/24/13....................................  4,500     4,595,069
Export Development Canada
(n)   3.000%, 03/14/13.................................... 45,000     7,932,796
GE Capital Canada Funding Co.
      5.150%, 06/06/13....................................  6,500     6,651,770
Ontario, Province of Canada
(n)   3.000%, 05/14/13.................................... 42,260     7,457,263
(u)   4.100%, 06/16/14....................................  8,000     8,475,840
Royal Bank of Canada
(e)   3.250%, 01/18/13....................................  6,600     8,605,869
      5.060%, 07/17/13....................................  3,500     3,595,459
(u)   2.100%, 07/29/13....................................  8,800     8,913,388
Toronto-Dominion Bank (The)
      4.854%, 02/13/13.................................... 19,000    19,209,642
                                                                   ------------
TOTAL CANADA..............................................          121,385,782
                                                                   ------------
DENMARK -- (1.4%)
FIH Erhvervsbank A.S.
(u)   1.750%, 12/06/12....................................  5,000     5,006,000
(e)   2.125%, 03/21/13....................................  5,000     6,527,375
                                                                   ------------
TOTAL DENMARK.............................................           11,533,375
                                                                   ------------
FINLAND -- (5.4%)
Finnish Government
      3.875%, 09/15/17.................................... 15,000    22,368,960
Municipality Finance P.L.C.
(n)   2.750%, 09/16/13....................................  6,500     1,150,352
(s)   2.000%, 05/28/14.................................... 90,000    13,726,123
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.793%, 04/05/13....................................  8,000     8,009,384
                                                                   ------------
TOTAL FINLAND.............................................           45,254,819
                                                                   ------------
FRANCE -- (5.0%)
Caisse d'Amortissement de la Dette Sociale SA
(u)   1.625%, 11/27/12....................................  2,400     2,401,704
France, Government of
      3.750%, 04/25/17....................................  8,000    11,691,207
Societe Financement del'Economie Francaise SA
      3.000%, 04/07/14.................................... 14,000    18,852,240
Societe Generale SA
(u)   2.750%, 10/12/17....................................  4,000     4,030,364
Unedic SA
      2.375%, 03/31/14....................................  4,000     5,330,065
                                                                   ------------
TOTAL FRANCE..............................................           42,305,580
                                                                   ------------
GERMANY -- (6.1%)
Kreditanstalt fur Wiederaufbau
(n)   3.375%, 01/18/13.................................... 26,470     4,658,029
(t)   4.500%, 03/26/13....................................  1,400     1,459,962
(z)   5.125%, 07/22/13....................................  7,000     5,844,559
(s)   3.250%, 05/05/14.................................... 50,000     7,742,662
Land Nordrhein-Westfalen
(n)   3.250%, 05/28/14....................................  3,670       656,149
Landwirtschaftliche Rentenbank
(n)   4.820%, 03/11/13.................................... 37,000     6,559,123
(u)   4.875%, 01/10/14.................................... 13,500    14,211,180

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
GERMANY -- (Continued)
NRW.Bank
(n)   3.500%, 05/21/13..................................... 56,000  $ 9,912,048
                                                                    -----------
TOTAL GERMANY..............................................          51,043,712
                                                                    -----------
NETHERLANDS -- (11.0%)
Bank Nederlandse Gemeenten NV
(t)   5.500%, 06/03/13.....................................    974    1,021,467
(n)   4.250%, 10/02/13..................................... 26,500    4,752,049
(t)   6.250%, 11/12/13.....................................  3,000    3,196,846
(n)   3.750%, 11/25/13..................................... 25,000    4,471,629
      3.750%, 03/14/14.....................................  5,000    6,785,799
Nederlandse Waterschapsbank NV
(u)   1.375%, 05/16/14..................................... 23,000   23,285,660
Netherlands Government
      4.500%, 07/15/17..................................... 10,000   15,218,141
Rabobank Nederland NV
(t)   6.000%, 01/15/13.....................................  2,000    2,085,141
(z)   5.125%, 03/12/13.....................................  2,000    1,654,564
(n)   4.000%, 05/29/13..................................... 35,000    6,189,536
(s)   3.250%, 01/20/14..................................... 55,000    8,430,475
SNS Bank NV
      3.500%, 03/10/14.....................................  1,500    2,027,226
Toyota Motor Finance Netherlands BV
(z)   3.530%, 01/29/13..................................... 16,600   13,649,006
                                                                    -----------
TOTAL NETHERLANDS..........................................          92,767,539
                                                                    -----------
NEW ZEALAND -- (2.9%)
New Zealand Government
      6.500%, 04/15/13..................................... 29,000   24,279,906
                                                                    -----------
NORWAY -- (2.1%)
Kommunalbanken AS
      3.000%, 03/26/13..................................... 15,000    2,643,176
      3.500%, 02/24/14.....................................  7,000    1,256,427
Norway Government
      6.500%, 05/15/13..................................... 75,000   13,477,716
                                                                    -----------
TOTAL NORWAY...............................................          17,377,319
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.9%)
Asian Development Bank
(t)   0.500%, 03/27/13.....................................  4,000    4,114,821
Eurofima
(t)   6.000%, 01/28/14.....................................  8,000    8,556,066
European Financial Stability Facility
(e)   1.625%, 09/15/17..................................... 18,000   23,969,476
European Investment Bank
(n)   3.125%, 01/07/13..................................... 59,000   10,369,421
(z)   6.500%, 09/10/14.....................................  3,000    2,610,751
Inter-American Development Bank
(z)   0.500%, 01/29/13..................................... 10,000    8,183,328
(z)   0.500%, 02/13/13..................................... 16,000   13,082,574
(t)   1.000%, 03/18/13.....................................  3,800    3,911,277
International Bank for Reconstruction & Development
(t)   1.000%, 11/20/12.....................................  4,500    4,667,189
(s)   2.250%, 11/08/13..................................... 20,800    3,172,071
International Finance Corp.
(t)   5.100%, 11/26/12.....................................  6,200    6,439,945
Nordic Investment Bank
(z)   5.250%, 02/26/14.....................................  2,542    2,154,991
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          91,231,910
                                                                    -----------
SWEDEN -- (5.3%)
City of Gothenburg Sweden AB
      4.700%, 11/13/12..................................... 75,000   11,316,317
Kommuninvest I Sverige AB
(t)   4.900%, 02/26/13..................................... 10,500   10,940,321
(z)   3.600%, 05/21/14.....................................  5,000    4,122,167
Nordea Bank AB
(e)   4.500%, 05/12/14..................................... 12,000   16,463,558
Svensk Exportkredit AB
(n)   3.000%, 06/10/13..................................... 10,000    1,766,790
                                                                    -----------
TOTAL SWEDEN...............................................          44,609,153
                                                                    -----------
UNITED KINGDOM -- (3.9%)
Lloyds TSB Bank P.L.C.
(u)   4.200%, 03/28/17.....................................  4,000    4,422,800
Royal Bank of Scotland Group P.L.C.
(u)   2.550%, 09/18/15.....................................  4,000    4,100,448
United Kingdom Gilt
      1.000%, 09/07/17..................................... 15,000   24,402,260
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          32,925,508
                                                                    -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
UNITED STATES -- (14.7%)
AFLAC, Inc.
      2.650%, 02/15/17.................................... $ 4,000 $  4,206,012
American Express Co.
      6.150%, 08/28/17....................................   5,000    6,075,480
Anadarko Petroleum Corp.
      5.950%, 09/15/16....................................   4,000    4,646,448
Bank of America Corp.
      6.000%, 09/01/17....................................   4,000    4,670,736
Berkshire Hathaway Finance Corp.
      1.600%, 05/15/17....................................  10,000   10,213,550
Capital One Financial Corp.
      6.750%, 09/15/17....................................   4,000    4,922,768
Citigroup, Inc.
      6.000%, 08/15/17....................................   4,000    4,708,480
Computer Sciences Corp.
      2.500%, 09/15/15....................................   4,000    4,085,580
DIRECTV Holdings and Financing Co., Inc.
      2.400%, 03/15/17....................................   4,000    4,121,432
Enbridge Energy Partners LP
      5.875%, 12/15/16....................................   2,000    2,349,740
Exelon Generation Co. LLC
      6.200%, 10/01/17....................................   4,000    4,767,780
Goldman Sachs Group, Inc. (The)
      6.250%, 09/01/17....................................   4,000    4,700,140
Hartford Financial Services Group, Inc.
      4.000%, 10/15/17....................................   5,142    5,594,722
Hewlett-Packard Co.
      2.600%, 09/15/17....................................   4,000    3,895,304
JPMorgan Chase & Co.
      3.150%, 07/05/16....................................   4,000    4,235,292
Kinder Morgan Energy Partners LP
      6.000%, 02/01/17....................................   4,000    4,733,752
Lorillard Tobacco Co.
      2.300%, 08/21/17....................................   4,000    4,046,300
Morgan Stanley
      6.250%, 08/28/17....................................   4,000    4,558,648
Panhandle Eastern Pipeline Co. LP
      6.200%, 11/01/17....................................   1,725    2,075,092
Pitney Bowes, Inc.
      5.750%, 09/15/17....................................   2,971    3,258,245
PPL Energy Supply LLC
      6.200%, 05/15/16....................................   4,000    4,596,732
Qwest Corp.
      6.500%, 06/01/17....................................   4,000    4,693,760
Safeway, Inc.
      3.400%, 12/01/16....................................   4,000    4,191,520
Walgreen Co.
      1.800%, 09/15/17....................................   1,500    1,519,950
Watson Pharmaceuticals, Inc.
      1.875%, 10/01/17....................................   4,000    4,054,520
WellPoint, Inc.
      5.875%, 06/15/17....................................   4,000    4,736,576
Wells Fargo Bank NA
(e)   6.000%, 05/23/13....................................   5,500    7,345,443
                                                                   ------------
TOTAL UNITED STATES.......................................          123,004,002
                                                                   ------------
TOTAL BONDS...............................................          791,522,290
                                                                   ------------
AGENCY OBLIGATIONS -- (5.6%)
Federal Home Loan Mortgage Corporation
      1.000%, 09/29/17....................................  47,000   47,357,670
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $835,065,170).....................................         $838,879,960
                                                                   ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------
                                           LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                           ------- ------------  ------- ------------
Bonds
   Australia..............................   --    $ 65,404,266    --    $ 65,404,266
   Austria................................   --      28,399,419    --      28,399,419
   Canada.................................   --     121,385,782    --     121,385,782
   Denmark................................   --      11,533,375    --      11,533,375
   Finland................................   --      45,254,819    --      45,254,819
   France.................................   --      42,305,580    --      42,305,580
   Germany................................   --      51,043,712    --      51,043,712
   Netherlands............................   --      92,767,539    --      92,767,539
   New Zealand............................   --      24,279,906    --      24,279,906
   Norway.................................   --      17,377,319    --      17,377,319
   Supranational Organization Obligations.   --      91,231,910    --      91,231,910
   Sweden.................................   --      44,609,153    --      44,609,153
   United Kingdom.........................   --      32,925,508    --      32,925,508
   United States..........................   --     123,004,002    --     123,004,002
Agency Obligations........................   --      47,357,670    --      47,357,670
Forward Currency Contracts**..............   --      (3,401,759)   --      (3,401,759)
                                             --    ------------    --    ------------
TOTAL.....................................   --    $835,478,201    --    $835,478,201
                                             ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                      FACE
                                                     AMOUNT       VALUE+
                                                   ---------- --------------
                                                     (000)
   AGENCY OBLIGATIONS -- (97.9%)
   Federal Farm Credit Bank
      1.125%, 02/27/14............................ $    4,000 $    4,045,000
      2.625%, 04/17/14............................     62,500     64,623,000
      1.625%, 11/19/14............................     80,000     82,124,720
      4.875%, 12/16/15............................     12,000     13,690,260
      4.875%, 01/17/17............................     12,000     14,086,680
   Federal Home Loan Bank
      1.875%, 06/21/13............................     27,000     27,288,576
      5.125%, 08/14/13............................     38,000     39,478,466
      4.500%, 09/16/13............................    147,500    153,028,447
      3.625%, 10/18/13............................     26,000     26,847,938
      0.375%, 11/27/13............................     20,000     20,030,660
      0.875%, 12/27/13............................      4,000      4,029,064
      0.875%, 12/12/14............................      2,900      2,932,567
      2.750%, 03/13/15............................     92,700     97,879,520
      2.875%, 06/12/15............................     70,020     74,506,672
      1.750%, 09/11/15............................     45,165     46,835,111
      1.375%, 12/11/15............................     30,185     31,033,108
      1.625%, 12/11/15............................     21,500     22,222,572
      5.000%, 12/21/15............................     45,385     51,737,039
      3.125%, 03/11/16............................     98,890    107,361,511
      5.375%, 05/18/16............................     93,000    108,741,273
      2.125%, 06/10/16............................    108,000    113,854,680
      5.125%, 10/19/16............................     27,345     32,090,697
      1.625%, 12/09/16............................     19,000     19,756,884
      4.750%, 12/16/16............................    102,500    119,878,465
      4.875%, 05/17/17............................      8,000      9,490,176
      1.000%, 06/21/17............................    146,210    147,865,097
      0.750%, 09/08/17............................     59,000     58,713,437
   Tennessee Valley Authority
      4.750%, 08/01/13............................     20,000     20,660,860
      4.375%, 06/15/15............................     20,580     22,691,385
                                                              --------------
   TOTAL AGENCY OBLIGATIONS.......................             1,537,523,865
                                                              --------------
   U.S. TREASURY OBLIGATIONS -- (1.5%)
   U.S. Treasury Note
      0.875%, 01/31/17............................     22,900     23,168,365
                                                              --------------

                                                     SHARES
                                                   ----------
   TEMPORARY CASH INVESTMENTS -- (0.6%)
      BlackRock Liquidity Funds FedFund Portfolio.  9,320,205      9,320,205
                                                              --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,549,577,345)........................            $1,570,012,435
                                                              ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $1,537,523,865   --    $1,537,523,865
  U.S. Treasury Obligations..         --     23,168,365   --        23,168,365
  Temporary Cash Investments. $9,320,205             --   --         9,320,205
                              ---------- --------------   --    --------------
  TOTAL...................... $9,320,205 $1,560,692,230   --    $1,570,012,435
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
BONDS -- (87.9%)
AUSTRALIA -- (4.1%)
Commonwealth Bank of Australia
#(u) 3.500%, 03/19/15.....................................  31,000 $ 32,774,595
#(u) 1.900%, 09/18/17.....................................  31,650   32,153,235
National Australia Bank, Ltd.
(g)  5.375%, 12/08/14.....................................  64,115  112,051,988
Westpac Banking Corp.
(u)  3.000%, 08/04/15.....................................  59,135   62,397,537
#(u) 3.000%, 12/09/15.....................................  25,000   26,566,925
#(u) 2.000%, 08/14/17.....................................   8,500    8,712,866
                                                                   ------------
TOTAL AUSTRALIA...........................................          274,657,146
                                                                   ------------
AUSTRIA -- (4.7%)
Oesterreichische Kontrollbank AG
#(u) 1.750%, 10/05/15.....................................  50,000   51,525,000
(u)  4.875%, 02/16/16.....................................  30,065   33,907,307
(u)  2.000%, 06/03/16.....................................  63,934   66,235,624
Republic of Austria
     3.200%, 02/20/17.....................................  18,000   25,795,443
     4.300%, 09/15/17.....................................  88,000  132,807,549
                                                                   ------------
TOTAL AUSTRIA.............................................          310,270,923
                                                                   ------------
CANADA -- (13.8%)
Bank of Nova Scotia
(u)  2.050%, 10/07/15.....................................  66,600   69,333,930
#(u) 2.900%, 03/29/16.....................................  68,605   73,034,413
#(u) 2.550%, 01/12/17.....................................  36,400   38,530,237
British Columbia, Province of Canada
(u)  2.100%, 05/18/16.....................................  73,900   77,683,680
#(u) 1.200%, 04/25/17.....................................  97,000   98,853,282
Manitoba, Province of Canada
#(u) 1.300%, 04/03/17.....................................  38,000   38,877,800
Ontario, Province of Canada
(u)  5.450%, 04/27/16.....................................   9,000   10,448,100
(u)  2.300%, 05/10/16.....................................  60,000   63,258,000
#(u) 1.600%, 09/21/16.....................................  74,000   76,342,988
#(u) 4.950%, 11/28/16.....................................  20,000   23,292,000
Royal Bank of Canada
(u)  2.625%, 12/15/15.....................................  40,300   42,568,044
(u)  2.875%, 04/19/16.....................................  56,700   60,411,582
(u)  2.300%, 07/20/16.....................................  66,040   69,120,304
Toronto-Dominion Bank (The)
(u)  2.500%, 07/14/16.....................................  10,000   10,555,310
#(u) 2.375%, 10/19/16..................................... 157,484  165,578,993
                                                                   ------------
TOTAL CANADA..............................................          917,888,663
                                                                   ------------
DENMARK -- (1.6%)
Kingdom of Denmark
     2.500%, 11/15/16..................................... 550,000  104,004,170
                                                                   ------------
FINLAND -- (5.2%)
Finnish Government
     1.875%, 04/15/17.....................................  72,500   99,269,896
     3.875%, 09/15/17.....................................  55,000   82,019,520
Municipality Finance P.L.C.
(u)  2.375%, 05/16/16.....................................  89,200   93,797,368
(u)  1.625%, 04/25/17.....................................  71,000   72,669,920
                                                                   ------------
TOTAL FINLAND.............................................          347,756,704
                                                                   ------------
FRANCE -- (7.7%)
Agence Francaise de Developpement SA
(u)  2.500%, 07/15/15.....................................  25,000   26,014,500
Caisse d'Amortissement de la Dette Sociale SA
(g)  2.250%, 12/07/15.....................................  65,000  108,586,817
(u)  5.250%, 11/02/16.....................................  15,000   17,314,770
(u)  2.125%, 04/12/17.....................................  52,300   54,192,528
France, Government of
     5.000%, 10/25/16.....................................  98,500  149,154,371
     3.750%, 04/25/17.....................................  19,000   27,766,617
Total Capital International SA
#(u) 1.500%, 02/17/17.....................................  16,368   16,652,803
(u)  1.550%, 06/28/17.....................................  61,500   62,805,030
Total Capital SA
#(u) 3.125%, 10/02/15.....................................  37,835   40,497,449
(u)  2.300%, 03/15/16.....................................   9,697   10,169,244
                                                                   ------------
TOTAL FRANCE..............................................          513,154,129
                                                                   ------------
GERMANY -- (7.8%)
Bundesobligation
     1.250%, 10/14/16.....................................  80,000  107,683,534
Kreditanstalt fur Wiederaufbau
     2.000%, 09/07/16.....................................  10,000   13,685,530
(g)  3.750%, 09/07/16.....................................  20,000   35,740,955
     1.375%, 02/21/17.....................................  74,000   98,912,080
     4.125%, 07/04/17.....................................  23,000   34,444,790

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 GERMANY -- (Continued)
 Landeskreditbank Baden-Wuerttemberg Foerderbank
 (u)   2.250%, 07/15/16................................... 34,000  $ 35,548,360
 (u)   1.625%, 04/25/17................................... 56,000    57,215,200
 Landwirtschaftliche Rentenbank
 (u)   2.500%, 02/15/16................................... 31,000    32,884,800
 (u)   2.125%, 07/15/16................................... 47,200    49,644,960
 (u)   5.000%, 11/08/16................................... 13,000    15,159,300
 (g)   3.250%, 12/07/16................................... 22,000    38,795,610
                                                                   ------------
 TOTAL GERMANY............................................          519,715,119
                                                                   ------------
 IRELAND -- (0.2%)
 GE Capital UK Funding
 (g)   5.625%, 12/12/14...................................  7,097    12,452,178
                                                                   ------------
 JAPAN -- (2.4%)
 Development Bank of Japan, Inc.
 (u)   5.125%, 02/01/17................................... 12,100    14,161,840
 #(u)  5.125%, 02/01/17................................... 26,800    31,366,720
 Japan Finance Corp.
 #(u)  2.500%, 01/21/16................................... 13,000    13,726,882
 (u)   2.250%, 07/13/16................................... 74,100    77,921,337
 (u)   1.125%, 07/19/17................................... 20,000    19,930,560
                                                                   ------------
 TOTAL JAPAN..............................................          157,107,339
                                                                   ------------
 NETHERLANDS -- (9.2%)
 Bank Nederlandse Gemeenten NV
 (g)   2.375%, 12/23/15................................... 17,000    28,502,781
 (u)   2.500%, 01/11/16...................................  5,000     5,243,500
 (g)   5.250%, 02/26/16...................................  6,928    12,628,240
 (u)   5.125%, 10/05/16................................... 70,000    80,493,000
 (u)   5.250%, 01/31/17................................... 30,200    35,201,120
 Nederlandse Waterschapsbank NV
 #(u)  2.125%, 06/16/16................................... 90,000    93,312,000
       3.000%, 07/12/16................................... 10,000    14,008,606
 (g)   2.125%, 09/07/16................................... 10,802    17,976,690
       4.125%, 01/23/17...................................  4,000     5,877,343
 #(u)  2.125%, 02/09/17................................... 51,700    53,468,140
 Netherlands Government
       4.500%, 07/15/17................................... 65,000    98,917,915
 Rabobank Nederland NV
 (g)   5.125%, 10/27/14................................... 12,338    21,413,965
 (g)   4.000%, 09/10/15................................... 48,500    83,960,006
 (u)   2.125%, 10/13/15................................... 40,000    41,288,160
       4.375%, 05/05/16...................................  5,000     7,170,469
 Shell International Finance BV
 (u)   5.200%, 03/22/17...................................  3,000     3,551,700
 (u)   1.125%, 08/21/17................................... 10,000    10,107,670
                                                                   ------------
 TOTAL NETHERLANDS........................................          613,121,305
                                                                   ------------
 NORWAY -- (1.7%)
 Kommunalbanken AS
 (u)   2.375%, 01/19/16................................... 71,000    74,698,816
 (u)   1.375%, 06/08/17................................... 25,000    25,392,500
 Statoil ASA
 (u)   3.125%, 08/17/17................................... 10,000    10,958,100
 TOTAL NORWAY.............................................          111,049,416
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.8%)
 African Development Bank
 #(u)  1.125%, 03/15/17................................... 82,000    83,377,600
 Council of Europe Development Bank
 #(u)  1.250%, 09/22/16................................... 94,000    95,240,800
 #(u)  1.500%, 02/22/17................................... 17,000    17,358,700
 #(u)  1.500%, 06/19/17................................... 60,000    61,200,000
 Eurofima
 (u)   5.250%, 04/07/16................................... 29,800    33,938,028
 European Financial Stability Facility
 (e)   2.750%, 07/18/16................................... 25,000    34,788,340
 (e)   2.000%, 05/15/17...................................  5,000     6,776,182
 (e)   1.625%, 09/15/17................................... 10,000    13,316,375
 European Investment Bank
 (g)   3.000%, 12/07/15................................... 15,700    26,938,823
 (g)   4.875%, 09/07/16................................... 20,600    37,948,782
 (g)   3.250%, 12/07/16................................... 41,000    71,771,794
 (e)   3.125%, 03/03/17................................... 29,000    41,409,573
 (u)   1.125%, 09/15/17...................................  6,000     6,056,400
 European Union
 (e)   2.750%, 06/03/16................................... 38,000    53,206,600
                                                                   ------------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............          583,327,997
                                                                   ------------
 SWEDEN -- (3.8%)
 Kommuninvest I Sverige AB
 (u)   1.625%, 02/13/17................................... 71,600    73,672,104

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^       VALUE+
                                                     ----------- --------------
                                                        (000)
SWEDEN -- (Continued)
Svensk Exportkredit AB
(u)   5.125%, 03/01/17..............................      70,312 $   81,948,636
#(u)  1.750%, 05/30/17..............................      94,955     97,376,352
                                                                 --------------
TOTAL SWEDEN........................................                252,997,092
                                                                 --------------
UNITED KINGDOM -- (4.5%)
Barclays Bank P.L.C.
      1.500%, 04/04/17..............................      28,000     46,319,488
Lloyds TSB Bank P.L.C.
      1.500%, 05/02/17..............................      40,500     67,011,556
Network Rail Infrastructure Finance P.L.C
(u)   1.250%, 08/31/16..............................      17,000     17,355,300
United Kingdom Gilt
      1.000%, 09/07/17..............................     106,000    172,442,637
                                                                 --------------
TOTAL UNITED KINGDOM................................                303,128,981
                                                                 --------------
UNITED STATES -- (12.4%)
3M Co.
      1.375%, 09/29/16.............................. $    75,421     77,273,264
#     1.000%, 06/26/17..............................      48,405     48,591,455
Bank of New York Mellon Corp. (The)
      2.500%, 01/15/16..............................      16,017     16,829,879
#     2.300%, 07/28/16..............................      23,235     24,429,953
Berkshire Hathaway Finance Corp.
      2.450%, 12/15/15..............................      14,862     15,646,847
#     1.600%, 05/15/17..............................      28,700     29,312,888
Berkshire Hathaway, Inc.
#     2.200%, 08/15/16..............................      73,200     76,628,761
#     1.900%, 01/31/17..............................      41,300     42,585,504
Colgate-Palmolive Co.
      1.300%, 01/15/17..............................       7,000      7,125,146
General Electric Capital Corp.
      3.500%, 06/29/15..............................      82,800     87,863,386
      4.375%, 09/21/15..............................       6,000      6,569,388
      2.250%, 11/09/15..............................      32,000     33,125,568
#     2.950%, 05/09/16..............................       9,000      9,522,378
      2.900%, 01/09/17..............................       3,000      3,176,313
Google, Inc.
      2.125%, 05/19/16..............................      54,025     56,798,589
Johnson & Johnson
#     2.150%, 05/15/16..............................     118,000    123,761,822
Procter & Gamble Co. (The)
      1.450%, 08/15/16..............................      17,180     17,617,334
Toyota Motor Credit Corp.
#     2.800%, 01/11/16..............................     103,000    108,843,808
      2.000%, 09/15/16..............................      19,800     20,528,897
#     2.050%, 01/12/17..............................       3,000      3,115,641
      1.750%, 05/22/17..............................       4,500      4,616,253
Wal-Mart Stores, Inc.
#     5.375%, 04/05/17..............................       9,000     10,656,306
                                                                 --------------
TOTAL UNITED STATES.................................                824,619,380
                                                                 --------------
TOTAL BONDS.........................................              5,845,250,542
                                                                 --------------
AGENCY OBLIGATIONS -- (6.5%)
Federal Home Loan Bank
#     1.000%, 06/21/17..............................      40,000     40,452,800
Federal Home Loan Mortgage Corporation
#     1.000%, 03/08/17..............................      49,000     49,494,900
      1.250%, 05/12/17..............................      54,300     55,431,503
#     1.000%, 06/29/17..............................      70,000     70,675,920
      1.000%, 09/29/17..............................       4,000      4,030,440
Federal National Mortgage Association
      5.000%, 02/13/17..............................      82,000     96,910,962
#     1.125%, 04/27/17..............................     100,000    101,685,200
      5.000%, 05/11/17..............................      10,000     11,878,730
                                                                 --------------
TOTAL AGENCY OBLIGATIONS............................                430,560,455
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@ DFA Short Term Investment Fund.................  32,497,839    376,000,000
@    Repurchase Agreement, Deutsche Bank Securities,
       Inc. 0.35%, 11/01/12 (Collateralized by FNMA
       4.000%, 05/01/42 & 5.000%, 01/01/39,
       valued at $686,893) to be repurchased........
       $673,432..................................... $       673        673,425
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                376,673,425
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,478,045,479).............................             $6,652,484,422
                                                                 ==============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
 Bonds
    Australia..................   --    $  274,657,146    --    $  274,657,146
    Austria....................   --       310,270,923    --       310,270,923
    Canada.....................   --       917,888,663    --       917,888,663
    Denmark....................   --       104,004,170    --       104,004,170
    Finland....................   --       347,756,704    --       347,756,704
    France.....................   --       513,154,129    --       513,154,129
    Germany....................   --       519,715,119    --       519,715,119
    Ireland....................   --        12,452,178    --        12,452,178
    Japan......................   --       157,107,339    --       157,107,339
    Netherlands................   --       613,121,305    --       613,121,305
    Norway.....................   --       111,049,416    --       111,049,416
    Supranational Organization
      Obligations..............   --       583,327,997    --       583,327,997
    Sweden.....................   --       252,997,092    --       252,997,092
    United Kingdom.............   --       303,128,981    --       303,128,981
    United States..............   --       824,619,380    --       824,619,380
 Agency Obligations............   --       430,560,455    --       430,560,455
 Securities Lending Collateral.   --       376,673,425    --       376,673,425
 Forward Currency Contracts**..   --       (29,146,324)   --       (29,146,324)
                                  --    --------------    --    --------------
 TOTAL.........................   --    $6,623,338,098    --    $6,623,338,098
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                          --------- -----------
                                                            (000)
BONDS -- (98.0%)
AUSTRIA -- (3.6%)
Republic of Austria
      4.650%, 01/15/18...................................     3,220 $ 4,954,039
                                                                    -----------
CANADA -- (7.3%)
British Columbia, Province of Canada
      2.700%, 12/18/22...................................     4,300   4,314,811
Manitoba, Province of Canada
      4.400%, 09/05/25...................................     1,200   1,371,707
Ontario, Province of Canada
      3.150%, 06/02/22...................................     4,300   4,453,530
                                                                    -----------
TOTAL CANADA.............................................            10,140,048
                                                                    -----------
DENMARK -- (3.8%)
Kingdom of Denmark
      4.000%, 11/15/19...................................       600     126,594
      1.500%, 11/15/23...................................       800     139,104
      7.000%, 11/10/24...................................    17,900   5,013,561
                                                                    -----------
TOTAL DENMARK............................................             5,279,259
                                                                    -----------
FINLAND -- (3.7%)
Finnish Government
      4.375%, 07/04/19...................................     2,150   3,356,142
      1.625%, 09/15/22...................................     1,400   1,793,550
                                                                    -----------
TOTAL FINLAND............................................             5,149,692
                                                                    -----------
FRANCE -- (16.5%)
Caisse d'Amortissement de la Dette Sociale SA
      4.125%, 04/25/17...................................       900   1,327,068
      3.375%, 04/25/21...................................     2,600   3,717,118
France, Government of
      4.250%, 10/25/17...................................     2,200   3,297,206
      4.250%, 10/25/18...................................     2,400   3,638,947
      3.750%, 04/25/21...................................     3,900   5,771,193
      6.000%, 10/25/25...................................     2,800   4,995,956
                                                                    -----------
TOTAL FRANCE.............................................            22,747,488
                                                                    -----------
GERMANY -- (3.7%)
Kreditanstalt fur Wiederaufbau
      4.375%, 07/04/18...................................     1,610   2,473,756
      3.500%, 07/04/21...................................       375     560,637
      4.625%, 01/04/23...................................     1,240   2,016,471
                                                                    -----------
TOTAL GERMANY............................................             5,050,864
                                                                    -----------
JAPAN -- (19.0%)
Japan Government Ten Year Bond
      1.400%, 03/20/20...................................   405,000   5,418,102
      1.200%, 06/20/21................................... 1,070,000  14,060,695
Japan Government Twenty Year Bond
      2.100%, 12/20/26...................................   485,000   6,757,594
                                                                    -----------
TOTAL JAPAN..............................................            26,236,391
                                                                    -----------
LUXEMBOURG -- (3.6%)
Luxembourg Government
      3.375%, 05/18/20...................................     3,400   5,040,507
                                                                    -----------
NETHERLANDS -- (4.5%)
Bank Nederlandse Gemeenten NV
(g)   5.375%, 06/07/21...................................       600   1,174,012
Netherlands Government
      4.000%, 07/15/18...................................     1,800   2,722,841
      3.750%, 01/15/23...................................     1,480   2,261,930
                                                                    -----------
TOTAL NETHERLANDS........................................             6,158,783
                                                                    -----------
NEW ZEALAND -- (3.3%)
New Zealand Government
      5.500%, 04/15/23...................................     4,700   4,533,559
                                                                    -----------
NORWAY -- (3.0%)
Norway Government
      3.750%, 05/25/21...................................    20,400   4,099,966
                                                                    -----------
SINGAPORE -- (3.6%)
Singapore Government
      3.000%, 09/01/24...................................     5,300   4,975,952
                                                                    -----------
SUPRANATIONAL ORGANIZATION
OBLIGATIONS -- (9.4%)
Council of Europe Development Bank
(e)   3.000%, 07/13/20...................................     2,800   3,941,383
European Investment Bank
(g)   5.375%, 06/07/21...................................       880   1,750,712
(j)   1.900%, 01/26/26...................................   149,000   1,951,392
European Union
(e)   3.250%, 04/04/18...................................     1,810   2,627,655

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
 (e)   3.000%, 09/04/26...................................  1,925  $  2,668,981
                                                                   ------------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............           12,940,123
                                                                   ------------
 SWEDEN -- (2.3%)
 Sweden Government
       4.250%, 03/12/19................................... 17,600     3,147,457
                                                                   ------------
 UNITED KINGDOM -- (10.7%)
 Network Rail Infrastructure Finance P.L.C.
       4.625%, 07/21/20...................................    900     1,758,433
       4.750%, 01/22/24...................................    200       399,212
 United Kingdom Gilt
       4.000%, 03/07/22...................................  2,680     5,187,437
       1.750%, 09/07/22...................................  4,680     7,476,051
                                                                   ------------
 TOTAL UNITED KINGDOM.....................................           14,821,133
                                                                   ------------
 TOTAL BONDS..............................................          135,275,261
                                                                   ------------
 AGENCY OBLIGATIONS -- (2.0%)
 Federal Home Loan Bank
       5.375%, 05/15/19...................................  1,000     1,257,948
       5.375%, 09/30/22...................................    500       654,575
       5.750%, 06/12/26...................................    100       136,047
 Tennessee Valley Authority
       3.875%, 02/15/21...................................    600       702,127
                                                                   ------------
 TOTAL AGENCY OBLIGATIONS.................................            2,750,697
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $136,350,170)....................................         $138,025,958
                                                                   ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Austria.........................   --    $  4,954,039    --    $  4,954,039
   Canada..........................   --      10,140,048    --      10,140,048
   Denmark.........................   --       5,279,259    --       5,279,259
   Finland.........................   --       5,149,692    --       5,149,692
   France..........................   --      22,747,488    --      22,747,488
   Germany.........................   --       5,050,864    --       5,050,864
   Japan...........................   --      26,236,391    --      26,236,391
   Luxembourg......................   --       5,040,507    --       5,040,507
   Netherlands.....................   --       6,158,783    --       6,158,783
   New Zealand.....................   --       4,533,559    --       4,533,559
   Norway..........................   --       4,099,966    --       4,099,966
   Singapore.......................   --       4,975,952    --       4,975,952
   Supranational Organization
     Obligations...................   --      12,940,123    --      12,940,123
   Sweden..........................   --       3,147,457    --       3,147,457
   United Kingdom..................   --      14,821,133    --      14,821,133
Agency Obligations.................   --       2,750,697    --       2,750,697
Forward Currency Contracts**.......   --      (1,673,928)   --      (1,673,928)
                                      --    ------------    --    ------------
TOTAL..............................   --    $136,352,030    --    $136,352,030
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                         FACE
                                                        AMOUNT      VALUE+
                                                       -------- --------------
                                                        (000)
 AGENCY OBLIGATIONS -- (66.3%)
 Federal Farm Credit Bank
    5.580%, 07/03/13.................................. $ 23,000 $   23,829,172
    3.880%, 07/08/13..................................    7,000      7,175,532
    4.920%, 08/26/13..................................    4,125      4,283,973
    4.710%, 10/18/13..................................    7,000      7,302,757
    4.900%, 01/16/14..................................    5,700      6,019,308
    5.300%, 02/18/14..................................   12,000     12,781,368
    5.250%, 06/05/14..................................   14,400     15,531,120
    4.375%, 06/30/14..................................    3,915      4,185,487
    3.000%, 09/22/14..................................    7,000      7,357,413
    8.160%, 09/30/14..................................    3,615      4,154,333
    4.700%, 12/10/14..................................    4,000      4,352,884
    4.550%, 02/03/15..................................    4,500      4,923,086
    4.375%, 02/17/15..................................   14,300     15,609,380
    4.875%, 12/16/15..................................   15,000     17,112,825
    6.030%, 03/21/16..................................    4,700      5,568,292
    5.125%, 08/25/16..................................    8,000      9,356,464
    4.875%, 01/17/17..................................    9,435     11,075,652
    2.875%, 02/10/17..................................   32,000     34,722,688
    5.050%, 03/08/17..................................   10,000     11,748,460
    5.625%, 08/18/17..................................    4,000      4,893,120
    5.100%, 09/03/19..................................    9,000     11,248,659
    5.320%, 09/03/19..................................   21,300     26,532,814
    5.150%, 11/15/19..................................   11,200     14,048,810
    4.670%, 05/07/20..................................    5,600      6,875,792
    5.350%, 08/07/20..................................    6,700      8,594,579
    3.650%, 12/21/20..................................   44,000     50,959,348
    5.250%, 03/02/21..................................    6,100      7,684,365
    5.220%, 02/22/22..................................    5,000      6,387,970
    5.210%, 12/19/22..................................   21,200     27,361,335
    5.250%, 03/06/23..................................    6,000      7,681,290
    5.220%, 05/15/23..................................   48,100     62,201,333
 Federal Home Loan Bank
    5.375%, 06/14/13..................................   41,400     42,722,896
    4.500%, 09/16/13..................................   11,000     11,412,291
    6.395%, 06/03/14..................................    5,200      5,701,374
    5.250%, 06/18/14..................................   50,300     54,372,288
    6.700%, 06/25/14..................................   12,500     13,826,287
    5.500%, 08/13/14..................................   35,500     38,819,037
    4.500%, 11/14/14..................................    4,000      4,338,740
    2.875%, 06/12/15..................................   15,000     15,961,155
    2.875%, 09/11/15..................................   10,000     10,671,510
    1.375%, 12/11/15..................................   10,000     10,280,970
    4.875%, 03/11/16..................................   13,600     15,556,550
    5.375%, 05/18/16..................................   44,000     51,447,484
    2.125%, 06/10/16..................................   21,500     22,665,515
    5.375%, 09/09/16..................................    6,000      7,075,500
    5.125%, 10/19/16..................................   14,700     17,251,170
    4.750%, 12/16/16..................................   58,000     67,833,668
    3.625%, 03/10/17..................................   20,000     22,389,920
    4.875%, 05/17/17..................................   87,500    103,798,800
    5.000%, 11/17/17..................................  117,600    141,779,618
    3.125%, 12/08/17..................................   30,000     33,287,220
    1.750%, 12/14/18..................................    5,000      5,176,825
    1.875%, 03/08/19..................................   24,000     24,991,992
    5.375%, 05/15/19..................................   29,500     37,109,466
    1.625%, 06/14/19..................................   40,810     41,846,288
    5.125%, 08/15/19..................................    5,295      6,584,772
    4.500%, 09/13/19..................................   22,000     26,567,266
    4.125%, 12/13/19..................................   20,000     23,734,040
    4.125%, 03/13/20..................................   55,000     65,188,750
    3.000%, 03/18/20..................................   14,000     15,466,318
    3.375%, 06/12/20..................................   29,000     32,936,750
    4.625%, 09/11/20..................................   25,650     31,545,550
    5.000%, 03/12/21..................................    5,200      6,688,448
    5.625%, 06/11/21..................................   10,180     13,307,398
    2.625%, 12/10/21..................................   37,345     40,023,906
    5.000%, 12/10/21..................................   45,500     57,642,358
    2.500%, 03/11/22..................................   11,000     11,681,351
    5.250%, 06/10/22..................................    7,225      9,298,430
    5.750%, 06/10/22..................................   19,500     25,906,004
    5.375%, 09/30/22..................................   21,600     28,277,618
    4.750%, 03/10/23..................................   49,200     61,848,238
    5.375%, 08/15/24..................................    9,000     11,902,464
    4.375%, 03/13/26..................................   20,100     24,364,034
 Tennessee Valley Authority
    4.750%, 08/01/13..................................   12,500     12,913,038
    4.375%, 06/15/15..................................   13,500     14,885,019
    5.500%, 07/18/17..................................   13,500     16,419,078
    6.250%, 12/15/17..................................   46,000     58,358,268
    4.500%, 04/01/18..................................   44,700     52,899,187
    3.875%, 02/15/21..................................   54,550     63,835,065
    6.750%, 11/01/25..................................   32,200     47,496,803
                                                                --------------
 TOTAL AGENCY OBLIGATIONS.............................           2,001,646,326
                                                                --------------
 U.S. TREASURY OBLIGATIONS -- (33.2%)
 U.S. Treasury Bonds
    11.250%, 02/15/15.................................   25,000     31,210,951
    10.625%, 08/15/15.................................   11,000     14,120,392
    9.875%, 11/15/15..................................   14,800     19,024,941
    9.250%, 02/15/16..................................   16,500     21,245,037
    7.250%, 05/15/16..................................   34,000     42,072,348

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     ----------- --------------
                                                       (000)

   7.500%, 11/15/16................................. $    36,800 $   46,989,000
   9.000%, 11/15/18.................................      21,200     31,323,000
   8.125%, 08/15/19.................................      30,800     45,150,890
   8.750%, 08/15/20.................................      39,400     61,442,448
   8.125%, 05/15/21.................................      49,100     75,905,556
   7.250%, 08/15/22.................................      35,000     53,035,920
   6.250%, 08/15/23.................................      35,000     50,492,960
   7.500%, 11/15/24.................................      41,300     66,247,761
   6.000%, 02/15/26.................................      37,000     53,921,728
   6.750%, 08/15/26.................................      47,500     73,988,660
U.S. Treasury Notes
   4.000%, 02/15/14.................................      10,500     11,007,360
   4.250%, 08/15/14.................................      15,500     16,593,478
   4.250%, 11/15/14.................................         500        540,000
   4.125%, 05/15/15.................................      10,000     10,953,910
   2.625%, 02/29/16.................................      22,400     24,017,011
   3.250%, 05/31/16.................................      10,000     10,981,250
   4.875%, 08/15/16.................................      18,200     21,171,714
   3.000%, 09/30/16.................................      37,000     40,529,467
   3.125%, 04/30/17.................................      30,000     33,309,360
   2.250%, 07/31/18.................................      81,000     87,245,829
   3.625%, 02/15/20.................................      50,500     59,136,308
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              1,001,657,279
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds FedFund Portfolio......  16,463,808     16,463,808
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,761,788,241).............................             $3,019,767,413
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 Agency Obligations.........          -- $2,001,646,326      -- $2,001,646,326
 U.S. Treasury Obligations..          --  1,001,657,279      --  1,001,657,279
 Temporary Cash Investments. $16,463,808             --      --     16,463,808
                             ----------- --------------      -- --------------
 TOTAL...................... $16,463,808 $3,003,303,605      -- $3,019,767,413
                             =========== ==============      == ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 AGENCY OBLIGATIONS -- (4.1%)
 Federal Farm Credit Bank
 #  4.875%, 12/16/15....................................... $ 1,935 $ 2,207,554
 Federal Home Loan Bank
 #  0.500%, 11/20/15.......................................  10,000  10,014,660
 #  4.875%, 05/17/17.......................................  16,500  19,573,488
 Federal Home Loan Mortgage Corporation
 #  5.125%, 10/18/16.......................................   5,000   5,880,155
 #  5.000%, 04/18/17.......................................  14,000  16,582,034
    1.250%, 05/12/17.......................................   5,000   5,104,190
    1.000%, 07/28/17.......................................   6,000   6,062,640
 Federal National Mortgage Association
    4.875%, 12/15/16.......................................   5,000   5,850,410
    1.250%, 01/30/17.......................................   5,000   5,121,785
    5.000%, 02/13/17.......................................   5,000   5,909,205
 Tennessee Valley Authority
    6.000%, 03/15/13.......................................   4,000   4,084,480
                                                                    -----------
 TOTAL AGENCY OBLIGATIONS..................................          86,390,601
                                                                    -----------
 BONDS -- (88.8%)
 3M Co.
 #  1.000%, 06/26/17.......................................   7,000   7,026,964
 ACE INA Holdings, Inc.
    5.600%, 05/15/15.......................................   3,567   3,999,374
 #  2.600%, 11/23/15.......................................   9,000   9,431,478
 Adobe Systems, Inc.
 #  3.250%, 02/01/15.......................................  10,000  10,558,530
 Aetna, Inc.
    6.000%, 06/15/16.......................................   5,000   5,833,045
 Aflac, Inc.
 #  3.450%, 08/15/15.......................................   1,875   2,004,255
    2.650%, 02/15/17.......................................  13,760  14,468,681
 African Development Bank
    1.125%, 03/15/17.......................................   7,000   7,117,600
 Air Products & Chemicals, Inc.
    2.000%, 08/02/16.......................................  12,850  13,361,623
 Allstate Corp. (The)
 #  7.500%, 06/15/13.......................................   2,100   2,190,178
    6.200%, 05/16/14.......................................   6,000   6,502,938
 Altria Group, Inc.
    4.125%, 09/11/15.......................................   8,520   9,334,325
 American Express Credit Corp.
    5.875%, 05/02/13.......................................   1,000   1,026,688
    7.300%, 08/20/13.......................................   3,800   4,004,292
    2.800%, 09/19/16.......................................  11,500  12,245,821
 Ameriprise Financial, Inc.
    5.650%, 11/15/15.......................................   2,000   2,276,676
 Amgen, Inc.
 #  4.850%, 11/18/14.......................................   5,569   6,032,452
 Anadarko Petroleum Corp.
    5.950%, 09/15/16.......................................   6,275   7,289,115
 Anheuser-Busch Cos., Inc.
    5.000%, 01/15/15.......................................   2,000   2,186,474
    5.050%, 10/15/16.......................................   5,303   6,110,472
 Aon Corp.
    3.500%, 09/30/15.......................................   3,000   3,167,145
 Applied Materials, Inc.
    2.650%, 06/15/16.......................................   2,500   2,644,558
 Archer-Daniels-Midland Co.
    7.125%, 03/01/13.......................................     800     817,239
 Arrow Electronics, Inc.
    6.875%, 07/01/13.......................................   3,000   3,118,170
 Asian Development Bank
 #  2.625%, 02/09/15.......................................   8,000   8,401,600
    1.125%, 03/15/17.......................................   5,000   5,090,110
 Assurant, Inc.
    5.625%, 02/15/14.......................................   3,000   3,117,243
 AT&T, Inc.
    2.500%, 08/15/15.......................................   8,000   8,427,144
    2.400%, 08/15/16.......................................   1,000   1,056,924
 Austria Government International Bond
    3.250%, 06/25/13.......................................   5,000   5,090,140
    1.750%, 06/17/16.......................................   3,000   3,101,400
 AutoZone, Inc.
    6.950%, 06/15/16.......................................     751     884,319
 Avnet, Inc.
    6.000%, 09/01/15.......................................   2,000   2,179,238
 Baltimore Gas & Electric Co.
    6.125%, 07/01/13.......................................   3,750   3,888,615
 Bank Nederlandse Gemeenten NV
    2.750%, 07/01/15.......................................  14,000  14,725,200
 Bank of New York Mellon Corp. (The)
    4.950%, 11/01/12.......................................   2,500   2,500,000
    4.300%, 05/15/14.......................................   2,000   2,114,732
 #  2.950%, 06/18/15.......................................   6,314   6,687,157
 Bank of Nova Scotia
    2.375%, 12/17/13.......................................   7,000   7,152,677
    3.400%, 01/22/15.......................................   2,000   2,123,646
    2.900%, 03/29/16.......................................  10,000  10,645,640

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
Barclays Bank P.L.C.
   5.200%, 07/10/14........................................ $ 7,000 $ 7,484,379
   3.900%, 04/07/15........................................     350     371,972
Barrick Gold Finance Co.
   4.875%, 11/15/14........................................   5,000   5,367,525
Baxter International, Inc.
   1.800%, 03/15/13........................................   2,750   2,764,523
BB&T Corp.
   3.375%, 09/25/13........................................   3,650   3,742,856
   5.700%, 04/30/14........................................   8,000   8,595,904
Becton Dickinson and Co.
   1.750%, 11/08/16........................................   2,541   2,622,287
Belgium Government International Bond
   4.250%, 09/03/13........................................   1,000   1,029,976
   2.750%, 03/05/15........................................   2,000   2,084,520
Bemis Co., Inc.
   5.650%, 08/01/14........................................   2,000   2,151,402
Berkshire Hathaway Finance Corp.
#  4.850%, 01/15/15........................................   5,000   5,462,530
   1.600%, 05/15/17........................................   1,000   1,021,355
Berkshire Hathaway, Inc.
#  2.200%, 08/15/16........................................   5,000   5,234,205
BHP Billiton Finance USA, Ltd.
   5.500%, 04/01/14........................................   4,000   4,277,116
   1.625%, 02/24/17........................................   8,115   8,305,589
BlackRock, Inc.
   2.250%, 12/10/12........................................   1,865   1,868,340
   3.500%, 12/10/14........................................   6,500   6,898,560
BNP Paribas SA
   3.250%, 03/11/15........................................   4,000   4,167,600
Boeing Co. (The)
   1.875%, 11/20/12........................................   3,500   3,502,314
Boston Scientific Corp.
   4.500%, 01/15/15........................................   2,005   2,148,750
   6.400%, 06/15/16........................................   1,000   1,153,847
BP Capital Markets P.L.C.
   3.750%, 06/17/13........................................   2,500   2,549,750
   5.250%, 11/07/13........................................   3,000   3,145,122
#  3.125%, 10/01/15........................................   5,700   6,091,744
Bristol-Myers Squibb Co.
   5.250%, 08/15/13........................................   6,531   6,783,606
British Columbia, Province of Canada
#  2.850%, 06/15/15........................................   4,000   4,245,600
   2.100%, 05/18/16........................................   5,000   5,256,000
British Telecommunications P.L.C.
#  2.000%, 06/22/15........................................  12,215  12,528,926
Caisse d'Amortissement de la Dette Sociale
#  2.375%, 03/31/16........................................   5,000   5,220,750
   2.125%, 04/12/17........................................  14,800  15,335,553
Campbell Soup Co.
   4.875%, 10/01/13........................................   3,100   3,223,092
Canadian Government
   0.875%, 02/14/17........................................  10,000  10,079,000
Canadian National Railway Co.
   4.400%, 03/15/13........................................   3,450   3,500,856
Canadian Natural Resources, Ltd.
   5.150%, 02/01/13........................................   3,000   3,033,627
   1.450%, 11/14/14........................................   1,335   1,356,586
Capital One Financial Corp.
   6.250%, 11/15/13........................................   1,200   1,265,911
#  7.375%, 05/23/14........................................  11,000  12,078,495
   2.150%, 03/23/15........................................   2,000   2,055,938
Caterpillar Financial Services Corp.
   6.200%, 09/30/13........................................   5,096   5,363,423
   4.750%, 02/17/15........................................   3,500   3,810,478
   2.650%, 04/01/16........................................   8,000   8,475,392
CenterPoint Energy Resources Corp.
   7.875%, 04/01/13........................................   1,470   1,511,342
Charles Schwab Corp. (The)
   4.950%, 06/01/14........................................  11,667  12,445,656
Cigna Corp.
   2.750%, 11/15/16........................................  10,325  10,883,552
Cisco Systems, Inc.
   1.625%, 03/14/14........................................   8,750   8,894,445
Citigroup, Inc.
   6.500%, 08/19/13........................................  11,000  11,502,876
Coca-Cola Co. (The)
#  1.500%, 11/15/15........................................   5,325   5,471,821
Coca-Cola Refreshments USA, Inc.
   7.375%, 03/03/14........................................   2,100   2,289,771
Comcast Cable Communications Holdings, Inc.
   8.375%, 03/15/13........................................   2,300   2,365,801
Comcast Corp.
   5.300%, 01/15/14........................................   1,000   1,056,650
#  6.500%, 01/15/17........................................   5,000   6,100,250
Comerica, Inc.
   3.000%, 09/16/15........................................   2,000   2,116,718
Commonwealth Bank of Australia
   2.500%, 12/10/12........................................   1,400   1,402,960
#  2.700%, 11/25/14........................................   2,000   2,089,080

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
Consolidated Edison Co. of New York, Inc.
   3.850%, 06/15/13........................................ $   600 $   612,665
Constellation Energy Group, Inc.
   4.550%, 06/15/15........................................   8,000   8,723,568
Council of Europe Development Bank
#  1.500%, 06/19/17........................................  13,000  13,260,000
Credit Suisse New York AG
   5.000%, 05/15/13........................................   8,400   8,601,928
Credit Suisse USA, Inc.
   5.125%, 01/15/14........................................     500     523,471
   4.875%, 01/15/15........................................   4,000   4,325,536
CSX Corp.
   5.500%, 08/01/13........................................     500     518,126
CVS Caremark Corp.
   4.875%, 09/15/14........................................   6,500   7,022,944
   5.750%, 06/01/17........................................   1,000   1,204,059
Daimler Finance North America LLC
   6.500%, 11/15/13........................................  12,300  13,030,337
Dell, Inc.
   1.400%, 09/10/13........................................   5,000   5,036,500
   2.300%, 09/10/15........................................   2,701   2,810,928
Detroit Edison Co. (The)
   6.400%, 10/01/13........................................     600     630,448
Deutsche Bank AG
   4.875%, 05/20/13........................................   1,100   1,126,458
   3.875%, 08/18/14........................................   3,200   3,377,357
Deutsche Telekom International Finance BV
   5.250%, 07/22/13........................................   1,500   1,549,488
   4.875%, 07/08/14........................................   1,000   1,066,182
Development Bank of Japan, Inc.
   2.875%, 04/20/15........................................   2,000   2,112,720
   5.125%, 02/01/17........................................     400     468,160
Devon Energy Corp.
   5.625%, 01/15/14........................................   1,100   1,166,702
Diageo Capital P.L.C.
   5.200%, 01/30/13........................................     600     607,273
#  1.500%, 05/11/17........................................   6,000   6,117,462
Diageo Finance BV
   3.250%, 01/15/15........................................   5,000   5,286,145
DIRECTV Holdings LLC
#  4.750%, 10/01/14........................................   3,000   3,221,556
   3.550%, 03/15/15........................................   9,000   9,544,995
Dominion Resources, Inc.
   5.000%, 03/15/13........................................     600     609,840
   1.950%, 08/15/16........................................  11,000  11,380,182
Dover Corp.
   4.875%, 10/15/15........................................   6,000   6,685,890
Dow Chemical Co. (The)
#  2.500%, 02/15/16........................................   7,650   7,997,585
Dr. Pepper Snapple Group, Inc.
   2.900%, 01/15/16........................................  12,029  12,700,880
DTE Energy Co.
   7.625%, 05/15/14........................................   1,000   1,102,860
Duke Energy Corp.
   3.950%, 09/15/14........................................   1,070   1,132,440
   3.350%, 04/01/15........................................   2,225   2,364,296
   1.625%, 08/15/17........................................  11,100  11,181,585
E.I. Du Pont de Nemours & Co.
   3.250%, 01/15/15........................................   6,000   6,369,132
Eastman Chemical Co.
   3.000%, 12/15/15........................................   4,000   4,209,152
eBay, Inc.
   0.875%, 10/15/13........................................   7,200   7,220,650
   1.625%, 10/15/15........................................   2,300   2,367,337
#  1.350%, 07/15/17........................................   1,715   1,741,267
Ecolab, Inc.
   1.000%, 08/09/15........................................  10,000  10,046,280
Emerson Electric Co.
   5.625%, 11/15/13........................................     905     952,809
Enbridge Energy Partners LP
   4.750%, 06/01/13........................................     800     815,278
   5.875%, 12/15/16........................................   1,000   1,174,870
EnCana Holdings Finance Corp.
   5.800%, 05/01/14........................................   1,500   1,606,719
Energy Transfer Partners LP
   6.000%, 07/01/13........................................   2,250   2,322,263
Enterprise Products Operating LLC
   9.750%, 01/31/14........................................     600     665,390
   5.000%, 03/01/15........................................   1,000   1,089,645
EOG Resources, Inc.
#  2.950%, 06/01/15........................................   5,000   5,262,645
   2.500%, 02/01/16........................................   2,549   2,673,455
Eurofima
   4.250%, 02/04/14........................................   3,000   3,138,480
   5.250%, 04/07/16........................................   5,000   5,694,300
European Bank for Reconstruction & Development
   2.750%, 04/20/15........................................   2,000   2,105,050
European Investment Bank
   2.750%, 03/23/15........................................   3,000   3,159,150
   4.875%, 01/17/17........................................   5,000   5,834,000
#  1.625%, 06/15/17........................................   4,000   4,127,600

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
Exelon Corp.
   4.900%, 06/15/15........................................ $13,500 $14,842,440
Export Development Canada
   2.250%, 05/28/15........................................   1,000   1,047,100
   1.250%, 10/26/16........................................   3,000   3,077,700
Fifth Third Bancorp
   6.250%, 05/01/13........................................   1,000   1,027,911
   3.625%, 01/25/16........................................  14,685  15,824,013
France Telecom SA
   4.375%, 07/08/14........................................   3,350   3,546,812
   2.125%, 09/16/15........................................   6,505   6,714,806
Freeport-McMoRan Copper & Gold, Inc.
   2.150%, 03/01/17........................................   4,180   4,244,894
French Treasury Note BTAN
(e)   1.750%, 02/25/17.....................................  28,000  37,756,377
General Electric Capital Corp.
   4.800%, 05/01/13........................................   1,000   1,020,665
   3.750%, 11/14/14........................................   3,000   3,174,606
   2.250%, 11/09/15........................................   2,000   2,070,348
#  2.950%, 05/09/16........................................   4,000   4,232,168
General Electric Co.
   5.000%, 02/01/13........................................   8,700   8,800,763
Georgia Power Co.
   5.250%, 12/15/15........................................   3,040   3,451,811
GlaxoSmithKline Capital P.L.C.
#  1.500%, 05/08/17........................................  14,000  14,317,170
Goldman Sachs Group, Inc. (The)
   5.250%, 04/01/13........................................   3,000   3,056,052
   6.000%, 05/01/14........................................   1,200   1,286,688
#  5.125%, 01/15/15........................................   5,900   6,363,864
#  3.625%, 02/07/16........................................   5,000   5,292,880
Goodrich Corp.
   6.290%, 07/01/16........................................   4,000   4,700,052
Google, Inc.
   2.125%, 05/19/16........................................  14,700  15,454,683
H.J. Heinz Co.
   1.500%, 03/01/17........................................   6,185   6,285,178
Hartford Financial Services Group, Inc.
   4.625%, 07/15/13........................................   2,652   2,716,637
   4.000%, 03/30/15........................................   2,000   2,101,538
Hershey Co. (The)
   4.850%, 08/15/15........................................     500     555,076
   1.500%, 11/01/16........................................   5,000   5,134,150
Hess Corp.
#  7.000%, 02/15/14........................................   3,100   3,346,087
Hewlett-Packard Co.
   1.250%, 09/13/13........................................   4,550   4,551,720
   6.125%, 03/01/14........................................   4,100   4,342,494
#  2.200%, 12/01/15........................................   3,000   2,992,896
#  2.600%, 09/15/17........................................   1,000     973,826
Home Depot, Inc. (The)
   5.400%, 03/01/16........................................     900   1,036,572
Howard Hughes Medical Institute
   3.450%, 09/01/14........................................   1,285   1,355,237
HSBC Finance Corp.
   4.750%, 07/15/13........................................   3,000   3,080,034
   5.500%, 01/19/16........................................   2,000   2,220,516
Husky Energy, Inc.
   5.900%, 06/15/14........................................   4,600   4,966,625
ICI Wilmington, Inc.
   5.625%, 12/01/13........................................   1,000   1,045,508
Intel Corp.
#  1.950%, 10/01/16........................................  12,000  12,536,640
Inter-American Development Bank
#  1.625%, 07/15/13........................................   3,000   3,027,777
International Bank for Reconstruction & Development
   2.375%, 05/26/15........................................   2,000   2,100,846
   1.000%, 09/15/16........................................   2,000   2,037,348
   0.875%, 04/17/17........................................   2,000   2,020,868
International Business Machines Corp.
   2.100%, 05/06/13........................................   3,355   3,384,893
International Finance Corp.
   2.750%, 04/20/15........................................   3,000   3,175,923
Japan Finance Corp.
   2.125%, 11/05/12........................................   2,000   2,000,000
   2.250%, 07/13/16........................................   5,000   5,257,850
John Deere Capital Corp.
   1.875%, 06/17/13........................................   6,725   6,785,902
#  2.000%, 01/13/17........................................   6,600   6,879,741
Johnson & Johnson
#  2.150%, 05/15/16........................................   2,000   2,097,658
Johnson Controls, Inc.
   4.875%, 09/15/13........................................   1,000   1,035,464
#  2.600%, 12/01/16........................................   5,600   5,875,290
JPMorgan Chase & Co.
   4.650%, 06/01/14........................................   6,000   6,358,698
#  3.400%, 06/24/15........................................   2,500   2,646,960
   3.150%, 07/05/16........................................   5,000   5,294,115
KeyCorp
   6.500%, 05/14/13........................................   1,500   1,546,478
#  3.750%, 08/13/15........................................   7,825   8,422,979
Kimberly-Clark Corp.
   5.000%, 08/15/13........................................     400     414,874

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
Kinder Morgan Energy Partners LP
   5.000%, 12/15/13........................................ $ 2,000 $ 2,091,918
   3.500%, 03/01/16........................................  11,000  11,778,657
Kingdom of Denmark
   0.875%, 02/19/13........................................   5,600   5,610,640
Kommunalbanken AS
   2.750%, 05/05/15........................................   4,000   4,214,800
   2.375%, 01/19/16........................................   1,500   1,578,144
Koninklijke Philips Electronics NV
   7.250%, 08/15/13........................................   1,500   1,574,756
Kreditanstalt fur
Wiederaufbau AG
   2.625%, 02/16/16........................................   5,000   5,323,000
   2.000%, 06/01/16........................................   1,000   1,046,800
   4.875%, 01/17/17........................................   5,000   5,840,500
#  1.250%, 02/15/17........................................   4,000   4,081,548
Kroger Co. (The)
#  5.500%, 02/01/13........................................   1,800   1,820,804
Landeskreditbank Baden-Wuerttemberg Foerderbank
   2.250%, 07/15/16........................................   7,800   8,155,212
Landwirtschaftliche Rentenbank
   2.500%, 02/15/16........................................   5,000   5,304,000
   0.875%, 09/12/17........................................   7,600   7,600,129
Lorillard Tobacco Co.
   2.300%, 08/21/17........................................   4,150   4,198,036
Lowe's Cos, Inc.
   5.000%, 10/15/15........................................  10,000  11,275,970
Macy's Retail Holdings, Inc.
   7.450%, 10/15/16........................................   4,636   5,476,525
Manitoba, Province of Canada
#  2.625%, 07/15/15........................................   8,000   8,456,000
Marsh & McLennan Cos, Inc.
   5.750%, 09/15/15........................................   1,776   2,007,409
   2.300%, 04/01/17........................................   9,080   9,262,263
McKesson Corp.
   6.500%, 02/15/14........................................   1,600   1,713,870
Medtronic, Inc.
#  3.000%, 03/15/15........................................   6,500   6,849,446
Merck & Co., Inc.
   4.750%, 03/01/15........................................   3,000   3,288,441
MetLife, Inc.
   5.375%, 12/15/12........................................     600     603,284
#  5.500%, 06/15/14........................................   2,081   2,245,461
   5.000%, 06/15/15........................................   5,000   5,537,415
#  6.750%, 06/01/16........................................   3,000   3,584,541
Microsoft Corp.
   2.500%, 02/08/16........................................  11,000  11,680,669
Molson Coors Brewing Co.
   2.000%, 05/01/17........................................     985   1,017,368
Municipality Finance P.L.C.
   2.375%, 05/16/16........................................  10,000  10,515,400
NASDAQ OMX Group, Inc. (The)
   4.000%, 01/15/15........................................   5,400   5,665,118
National Australia Bank, Ltd.
#  5.350%, 06/12/13........................................   2,000   2,055,112
   3.375%, 07/08/14........................................   3,000   3,143,730
National City Corp.
   4.900%, 01/15/15........................................  11,273  12,281,460
Nederlandse Waterschapsbank NV
   3.000%, 03/17/15........................................   3,000   3,159,348
#  2.125%, 06/16/16........................................   6,000   6,220,800
Nestle Holdings, Inc.
   2.125%, 03/12/14........................................   6,500   6,648,876
Network Rail Infrastructure Finance P.L.C
   1.250%, 08/31/16........................................   4,600   4,696,140
NextEra Energy Capital Holdings, Inc.
   2.550%, 11/15/13........................................   1,350   1,373,154
NIBC Bank NV
   2.800%, 12/02/14........................................   3,000   3,122,202
Nippon Telegraph & Telephone Corp.
   1.400%, 07/18/17........................................   1,425   1,437,007
Nisource Finance Corp.
#  6.150%, 03/01/13........................................     455     462,624
Nomura Holdings, Inc.
   5.000%, 03/04/15........................................   3,000   3,172,869
Nordic Investment Bank
   2.500%, 07/15/15........................................   5,000   5,276,500
   2.250%, 03/15/16........................................   6,000   6,334,020
Northern Trust Corp.
   5.500%, 08/15/13........................................   2,000   2,080,270
Northrop Grumman Corp.
   3.700%, 08/01/14........................................   1,500   1,576,692
Novartis Capital Corp.
   2.900%, 04/24/15........................................   2,200   2,326,280
Occidental Petroleum Corp.
   1.450%, 12/13/13........................................   4,355   4,406,115
   2.500%, 02/01/16........................................   5,361   5,649,138
Oesterreichische Kontrollbank AG
   1.750%, 10/05/15........................................   1,900   1,957,950

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)

#  2.000%, 06/03/16........................................ $ 3,800 $ 3,936,800
Omnicom Group, Inc.
   5.900%, 04/15/16........................................   1,475   1,701,464
ONEOK Partners LP
#  6.150%, 10/01/16........................................  11,682  13,776,326
Ontario Electricity Financial Corp.
   7.450%, 03/31/13........................................   1,000   1,028,768
Ontario, Province of Canada
   2.300%, 05/10/16........................................  10,000  10,543,000
#  4.950%, 11/28/16........................................  10,000  11,646,000
Oracle Corp.
   3.750%, 07/08/14........................................   5,100   5,381,826
#  5.250%, 01/15/16........................................   4,000   4,571,852
PACCAR Financial Corp.
#  0.750%, 08/14/15........................................  10,000  10,005,470
Pacific Gas & Electric Co.
   4.800%, 03/01/14........................................   1,900   2,001,422
PepsiCo, Inc.
   0.875%, 10/25/13........................................     800     803,439
   3.100%, 01/15/15........................................     868     915,232
Petro-Canada
   4.000%, 07/15/13........................................     680     695,922
Philip Morris International, Inc.
   4.875%, 05/16/13........................................   6,450   6,598,795
   6.875%, 03/17/14........................................   3,800   4,128,681
#  1.625%, 03/20/17........................................   5,000   5,117,200
Pitney Bowes, Inc.
   3.875%, 06/15/13........................................   5,000   5,076,675
#  4.750%, 01/15/16........................................   3,000   3,199,713
PNC Funding Corp.
   5.400%, 06/10/14........................................     500     538,216
Potash Corp. of Saskatchewan, Inc.
   3.750%, 09/30/15........................................   3,000   3,243,720
PPG Industries, Inc.
#  1.900%, 01/15/16........................................   3,845   3,978,733
PPL Energy Supply LLC
   5.400%, 08/15/14........................................     900     964,868
Praxair, Inc.
   2.125%, 06/14/13........................................   3,040   3,069,607
Principal Financial Group, Inc.
   7.875%, 05/15/14........................................     760     840,435
Procter & Gamble Co. (The)
#  1.800%, 11/15/15........................................   5,000   5,190,475
Progress Energy, Inc.
   5.625%, 01/15/16........................................   2,000   2,282,258
Prudential Financial, Inc.
   5.100%, 09/20/14........................................   2,365   2,547,632
   3.000%, 05/12/16........................................   9,000   9,535,833
PSEG Power LLC
   5.000%, 04/01/14........................................   1,000   1,055,898
Quest Diagnostics, Inc.
   5.450%, 11/01/15........................................   1,000   1,118,770
#  3.200%, 04/01/16........................................   2,000   2,109,470
Questar Corp.
   2.750%, 02/01/16........................................   9,390   9,846,316
Qwest Corp.
   7.500%, 10/01/14........................................   5,458   6,072,462
   6.500%, 06/01/17........................................   1,000   1,173,440
Rabobank Nederland NV
   4.200%, 05/13/14........................................   6,000   6,309,000
   2.125%, 10/13/15........................................  16,465  16,995,239
Raytheon Co.
#  1.625%, 10/15/15........................................   3,000   3,064,818
Republic of Finland
   2.250%, 03/17/16........................................   7,000   7,380,800
Reynolds American, Inc.
   7.250%, 06/01/13........................................   1,000   1,037,717
   7.625%, 06/01/16........................................   1,187   1,435,940
Rio Tinto Finance USA, Ltd.
   2.500%, 05/20/16........................................   8,347   8,700,078
   2.250%, 09/20/16........................................   8,000   8,321,704
Royal Bank of Canada
   2.100%, 07/29/13........................................   4,500   4,557,982
   2.300%, 07/20/16........................................   5,500   5,756,536
Ryder System, Inc.
   6.000%, 03/01/13........................................     600     609,052
Safeway, Inc.
#  5.625%, 08/15/14........................................   1,000   1,069,604
Saskatchewan, Province of Canada
   7.375%, 07/15/13........................................   9,000   9,448,578
Sempra Energy
#  6.500%, 06/01/16........................................   8,877  10,512,090
Societe Financement del'Economie Francaise
   3.375%, 05/05/14........................................   2,000   2,085,556
   2.875%, 09/22/14........................................   3,000   3,130,794
Southern California Edison Co.
   5.750%, 03/15/14........................................     800     857,066
Southern Power Co.
   4.875%, 07/15/15........................................   2,000   2,200,996
Southwest Airlines Co.
   5.250%, 10/01/14........................................   3,000   3,208,464
Spectra Energy Capital LLC
   5.668%, 08/15/14........................................   1,500   1,619,858
St. Jude Medical, Inc.
   2.200%, 09/15/13........................................   1,500   1,519,212

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)

   3.750%, 07/15/14........................................ $ 2,000 $ 2,104,122
State Street Corp.
   4.300%, 05/30/14........................................   5,500   5,823,186
   2.875%, 03/07/16........................................   6,000   6,399,300
SunTrust Banks, Inc.
   5.250%, 11/05/12........................................   3,100   3,100,000
Svensk Exportkredit AB
#  2.125%, 07/13/16........................................  10,000  10,403,000
   1.750%, 05/30/17........................................   5,000   5,127,500
Target Corp.
   4.000%, 06/15/13........................................   1,000   1,020,486
TD Ameritrade Holding Corp.
   4.150%, 12/01/14........................................   8,569   9,162,326
Texas Instruments, Inc.
   2.375%, 05/16/16........................................   9,247   9,731,478
Thermo Fisher Scientific, Inc.
   3.200%, 05/01/15........................................   1,300   1,368,156
Time Warner Cable, Inc.
#  3.500%, 02/01/15........................................   8,000   8,500,368
Time Warner, Inc.
   5.875%, 11/15/16........................................  12,484  14,774,764
TJX Cos., Inc.
   4.200%, 08/15/15........................................   1,575   1,724,085
Toronto-Dominion Bank (The)
   2.375%, 10/19/16........................................   3,000   3,154,206
Total Capital SA
   3.125%, 10/02/15........................................   5,000   5,351,850
Toyota Motor Credit Corp.
   2.800%, 01/11/16........................................  10,500  11,095,728
   2.000%, 09/15/16........................................   5,000   5,184,065
Transatlantic Holdings, Inc.
   5.750%, 12/14/15........................................   1,000   1,113,085
TransCanada PipeLines, Ltd.
   4.000%, 06/15/13........................................   1,400   1,432,210
   0.875%, 03/02/15........................................   3,900   3,942,370
#  3.400%, 06/01/15........................................   6,000   6,391,602
Travelers Cos., Inc. (The)
#  5.500%, 12/01/15........................................   8,500   9,676,536
U.S. Bancorp
   2.000%, 06/14/13........................................   3,000   3,031,161
#  4.200%, 05/15/14........................................   7,035   7,432,323
   3.150%, 03/04/15........................................   3,000   3,172,446
UBS AG
   2.250%, 08/12/13........................................   5,000   5,064,940
   3.875%, 01/15/15........................................   8,500   9,015,652
Unilever Capital Corp.
   2.750%, 02/10/16........................................   9,080   9,632,064
Union Bank NA
   3.000%, 06/06/16........................................  12,000  12,718,944
United Kingdom Gilt
(g)   1.000%, 09/07/17.....................................  11,000  17,894,991
United Technologies Corp.
   4.875%, 05/01/15........................................     900     997,745
UnitedHealth Group, Inc.
   4.750%, 02/10/14........................................   3,390   3,553,832
#  5.000%, 08/15/14........................................   3,400   3,643,063
Unum Group
#  7.125%, 09/30/16........................................   9,400  11,073,820
Valero Energy Corp.
   4.500%, 02/01/15........................................   2,000   2,156,888
   6.125%, 06/15/17........................................   1,600   1,939,210
Veolia Environnement SA
   5.250%, 06/03/13........................................     800     817,198
Verizon Communications, Inc.
   5.550%, 02/15/16........................................   3,000   3,453,213
   2.000%, 11/01/16........................................  11,000  11,497,310
Viacom, Inc.
#  1.250%, 02/27/15........................................   2,300   2,322,324
   2.500%, 12/15/16........................................   8,000   8,420,856
Vodafone Group P.L.C.
   2.875%, 03/16/16........................................  11,995  12,730,917
Wal-Mart Stores, Inc.
   2.875%, 04/01/15........................................   5,900   6,222,978
   2.800%, 04/15/16........................................   8,000   8,529,824
Walt Disney Co. (The)
   4.700%, 12/01/12........................................     500     501,600
   1.125%, 02/15/17........................................  12,000  12,135,780
Waste Management, Inc.
   6.375%, 11/15/12........................................     655     656,061
   5.000%, 03/15/14........................................     258     272,402
#  2.600%, 09/01/16........................................   2,494   2,632,188
Watson Pharmaceuticals, Inc.
   1.875%, 10/01/17........................................  10,000  10,136,300
Weatherford International, Ltd.
#  4.950%, 10/15/13........................................   1,045   1,081,533
Wells Fargo & Co.
   1.500%, 07/01/15........................................   2,000   2,032,998
#  2.625%, 12/15/16........................................   9,000   9,507,321
Western Union Co. (The)
   6.500%, 02/26/14........................................   1,600   1,719,861
Westpac Banking Corp.
   3.000%, 12/09/15........................................   6,500   6,907,400
#  2.000%, 08/14/17........................................   7,000   7,175,301
Westpac Securities, Ltd.
   3.450%, 07/28/14........................................   1,000   1,051,600
Whirlpool Corp.
   7.750%, 07/15/16........................................   5,000   6,005,860

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                                         FACE
                                                                                                        AMOUNT        VALUE+
                                                                                                      ----------- --------------
                                                                                                         (000)
Williams Partners LP
#   3.800%, 02/15/15................................................................................. $     3,306 $    3,523,191
WR Berkley Corp.
   5.875%, 02/15/13..................................................................................       1,000      1,014,142
Xerox Corp.
   4.250%, 02/15/15..................................................................................       9,009      9,569,927
Yum! Brands, Inc.
   6.250%, 04/15/16..................................................................................       9,040     10,411,965
                                                                                                                  --------------
TOTAL BONDS..........................................................................................              1,853,838,203
                                                                                                                  --------------

                                                                                                        SHARES/
                                                                                                         FACE
                                                                                                        AMOUNT        VALUE+
                                                                                                      ----------- --------------
                                                                                                         (000)
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund.................................................................  12,705,272 $  147,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12 (Collateralized by
      FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at $332,428) to be repurchased $325,913        $       326        325,910
                                                                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL..................................................................                147,325,910
                                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,042,197,174)..............................................................................             $2,087,554,714
                                                                                                                  ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
 Agency Obligations............   --    $   86,390,601    --    $   86,390,601
 Bonds.........................   --     1,853,838,203    --     1,853,838,203
 Securities Lending Collateral.   --       147,325,910    --       147,325,910
 Forward Currency Contracts**..             (1,951,850)   --        (1,951,850)
                                  --    --------------    --    --------------
 TOTAL.........................   --    $2,085,602,864    --    $2,085,602,864
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 AGENCY OBLIGATIONS -- (6.8%)
 Federal Farm Credit Bank
    4.800%, 02/13/23....................................... $   900 $ 1,125,414
    2.630%, 08/03/26.......................................   9,000   9,205,569
    5.770%, 01/05/27.......................................   3,000   4,156,299
 Federal Home Loan Bank
    3.625%, 06/11/21.......................................   5,000   5,718,940
    5.250%, 12/09/22.......................................   4,000   5,217,688
    5.375%, 08/15/24.......................................   2,000   2,644,992
    5.750%, 06/12/26.......................................   3,580   4,870,493
 Federal Home Loan Mortgage Corporation
    3.750%, 03/27/19.......................................   6,600   7,657,485
 Federal National Mortgage Association
    5.375%, 06/12/17.......................................   3,000   3,622,506
 Tennessee Valley Authority
    6.750%, 11/01/25.......................................  12,200  17,995,683
 TOTAL AGENCY OBLIGATIONS..................................          62,215,069
 BONDS -- (81.5%)
 3M Co.
 #  1.000%, 06/26/17.......................................     500     501,924
 Abbott Laboratories
    5.125%, 04/01/19.......................................     950   1,146,283
 ACE INA Holdings, Inc.
 #  5.800%, 03/15/18.......................................     915   1,118,778
 Aetna, Inc.
 #  3.950%, 09/01/20.......................................     800     873,842
 Aflac, Inc.
 #  8.500%, 05/15/19.......................................   4,005   5,442,266
 Agilent Technologies, Inc.
    5.000%, 07/15/20.......................................     215     248,883
 Allergan, Inc.
 #  5.750%, 04/01/16.......................................   1,200   1,404,904
 Allstate Corp. (The)
 #  7.450%, 05/16/19.......................................   3,685   4,891,211
 Altria Group, Inc.
    4.750%, 05/05/21.......................................   5,731   6,638,750
 American Express Co.
    8.125%, 05/20/19.......................................   1,900   2,570,502
 Ameriprise Financial, Inc.
    7.300%, 06/28/19.......................................     635     810,021
 Amgen, Inc.
    4.500%, 03/15/20.......................................     720     814,390
 Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21.......................................   5,700   6,701,268
 Aon Corp.
    5.000%, 09/30/20.......................................   2,500   2,880,545
 Apache Corp.
 #  6.900%, 09/15/18.......................................     175     224,261
 Arrow Electronics, Inc.
    6.875%, 06/01/18.......................................   3,000   3,539,220
 Asian Development Bank
    2.250%, 08/18/17.......................................   1,000   1,067,816
 Associates Corp. of North America
    6.950%, 11/01/18.......................................     190     229,529
 AT&T, Inc.
    5.800%, 02/15/19.......................................     690     866,357
 #  3.875%, 08/15/21.......................................   1,800   2,049,287
    3.000%, 02/15/22.......................................   4,100   4,357,517
 Australia & New Zealand Banking Group, Ltd.
 #  5.100%, 01/13/20.......................................   1,500   1,729,349
 Avon Products, Inc.
 #  4.200%, 07/15/18.......................................   2,000   2,059,640
 Baker Hughes, Inc.
 #  7.500%, 11/15/18.......................................   1,260   1,686,831
 Bank Nederlandse Gemeenten
    4.375%, 02/16/21.......................................   3,200   3,729,472
 Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.......................................   2,300   2,754,370
 Bank of Nova Scotia
 #  4.375%, 01/13/21.......................................   5,000   5,775,830
 Baxter International, Inc.
    2.400%, 08/15/22.......................................   3,140   3,190,488
 BB&T Corp.
 #  6.850%, 04/30/19.......................................   3,385   4,311,380
 Beam, Inc.
    5.375%, 01/15/16.......................................     127     143,076
 Becton Dickinson & Co.
    5.000%, 05/15/19.......................................     825     982,090
 Berkshire Hathaway Finance Corp.
    5.400%, 05/15/18.......................................   1,000   1,205,847
 #  3.000%, 05/15/22.......................................   5,000   5,260,235
 Berkshire Hathaway, Inc.
 #  3.750%, 08/15/21.......................................   4,000   4,476,756
    3.400%, 01/31/22.......................................   5,000   5,417,915
 BHP Billiton Finance USA, Ltd.
    6.500%, 04/01/19.......................................   2,160   2,776,693
 #  3.250%, 11/21/21.......................................   1,500   1,617,534

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 BlackRock, Inc.
 #  5.000%, 12/10/19....................................... $ 3,230 $ 3,833,803
 #  4.250%, 05/24/21.......................................   1,500   1,710,159
 BMC Software, Inc.
    4.250%, 02/15/22.......................................   5,000   4,929,605
 Boeing Capital Corp.
    4.700%, 10/27/19.......................................     700     834,880
 Boeing Co. (The)
    8.750%, 08/15/21.......................................   1,829   2,700,070
 Boston Scientific Corp.
    6.000%, 01/15/20.......................................   2,900   3,441,331
 BP Capital Markets P.L.C.
 #  4.750%, 03/10/19.......................................     530     623,163
    4.500%, 10/01/20.......................................   3,200   3,757,702
 Bristol-Myers Squibb Co.
 #  2.000%, 08/01/22.......................................   3,070   3,006,865
 British Columbia, Province of Canada
    6.500%, 01/15/26.......................................  12,374  17,604,440
 Broadcom Corp.
    2.700%, 11/01/18.......................................   4,000   4,294,148
 Burlington Northern Santa Fe LLC
    7.000%, 12/15/25.......................................   1,340   1,849,250
 CA, Inc.
    5.375%, 12/01/19.......................................     900   1,047,361
 Caisse d'Amortissement de la Dette Sociale
    5.250%, 11/02/16.......................................   1,600   1,846,909
 Cameron International Corp.
 #  6.375%, 07/15/18.......................................     485     594,693
 Campbell Soup Co.
    3.050%, 07/15/17.......................................   1,700   1,841,908
 #  4.250%, 04/15/21.......................................   1,600   1,837,408
 Canadian National Railway Co.
 #  5.550%, 03/01/19.......................................   1,490   1,813,330
 Canadian Natural Resources, Ltd.
 #  5.700%, 05/15/17.......................................   1,000   1,193,103
 #  3.450%, 11/15/21.......................................   3,500   3,797,864
 Capital One Financial Corp.
 #  4.750%, 07/15/21.......................................   3,400   3,901,021
 Cardinal Health, Inc.
    4.625%, 12/15/20.......................................   1,000   1,148,306
 Caterpillar Financial Services Corp.
    5.450%, 04/15/18.......................................     640     774,854
 CBS Corp.
 #  5.750%, 04/15/20.......................................   2,800   3,385,838
 Charles Schwab Corp. (The)
 #  4.450%, 07/22/20.......................................   2,750   3,147,664
 Chubb Corp.
    5.750%, 05/15/18.......................................   2,990   3,712,797
 Church & Dwight Co., Inc.
    2.875%, 10/01/22.......................................   1,000   1,019,821
 Cigna Corp.
    5.375%, 03/15/17.......................................     710     811,336
 Cisco Systems, Inc.
 #  4.450%, 01/15/20.......................................   3,725   4,392,095
 Citigroup, Inc.
    8.500%, 05/22/19.......................................     600     800,056
    5.375%, 08/09/20.......................................   1,875   2,193,081
 #  4.500%, 01/14/22.......................................   2,300   2,539,080
 CNA Financial Corp.
    5.750%, 08/15/21.......................................   3,900   4,594,820
 Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20.......................................   2,713   2,878,387
 Colgate-Palmolive Co.
    2.950%, 11/01/20.......................................   1,000   1,067,074
 Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.......................................   4,620   6,992,245
 Commonwealth Bank of Australia
    5.000%, 03/19/20.......................................   1,225   1,412,927
 Computer Sciences Corp.
    4.450%, 09/15/22.......................................   1,000   1,009,827
 ConocoPhillips
 #  6.000%, 01/15/20.......................................   3,930   5,012,845
 Consolidated Edison Co. of New York, Inc.
    6.650%, 04/01/19.......................................     225     290,171
 CR Bard, Inc.
    4.400%, 01/15/21.......................................     800     922,473
 Cytec Industries, Inc.
    6.000%, 10/01/15.......................................     460     510,301
 Darden Restaurants, Inc.
    3.350%, 11/01/22.......................................   4,000   4,004,552
 Dell, Inc.
 #  5.875%, 06/15/19.......................................     640     758,596
 #  4.625%, 04/01/21.......................................   3,300   3,627,238
 Deutsche Bank AG
 #  6.000%, 09/01/17.......................................   4,165   5,004,610
 Deutsche Telekom International Finance BV
    6.750%, 08/20/18.......................................   1,085   1,359,074
 Diageo Capital P.L.C.
    4.828%, 07/15/20.......................................   3,600   4,309,567
 Diageo Investment Corp.
 #  2.875%, 05/11/22.......................................   1,400   1,479,999

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 DIRECTV Holdings LLC
    3.800%, 03/15/22....................................... $ 4,000 $ 4,167,680
 Dominion Resources, Inc.
 #  4.450%, 03/15/21.......................................   3,900   4,538,898
 Dow Chemical Co. (The)
 #  5.700%, 05/15/18.......................................   1,000   1,194,733
 Duke Energy Corp.
    5.050%, 09/15/19.......................................     250     297,135
 E.I. Du Pont de Nemours & Co.
    4.625%, 01/15/20.......................................     900   1,055,181
 Eastman Chemical Co.
    4.500%, 01/15/21.......................................   1,983   2,222,691
 Eaton Corp.
    6.950%, 03/20/19.......................................     175     223,396
 Enbridge Energy Partners LP
    5.200%, 03/15/20.......................................     350     407,134
 Encana Corp.
    6.500%, 05/15/19.......................................   2,250   2,806,454
 #  3.900%, 11/15/21.......................................   3,700   3,990,176
 Ensco P.L.C.
 #  4.700%, 03/15/21.......................................   3,800   4,375,749
 Enterprise Products Operating LLC
    5.200%, 09/01/20.......................................   2,600   3,139,778
 EOG Resources, Inc.
    5.625%, 06/01/19.......................................   1,000   1,237,051
 #  4.100%, 02/01/21.......................................   3,850   4,418,360
 EQT Corp.
    8.125%, 06/01/19.......................................   1,625   2,037,165
 European Investment Bank
    2.875%, 09/15/20.......................................   1,000   1,077,710
 #  4.000%, 02/16/21.......................................   1,000   1,162,299
 Exelon Corp.
    4.900%, 06/15/15.......................................   1,000   1,099,440
 FedEx Corp.
 #  2.625%, 08/01/22.......................................   6,500   6,538,305
 Fifth Third Bancorp
 #  3.500%, 03/15/22.......................................   5,500   5,832,926
 France Government Bond OAT
 (e)3.000%, 04/25/22.......................................  10,000  13,903,204
 France Telecom SA
    5.375%, 07/08/19.......................................   2,350   2,819,488
    4.125%, 09/14/21.......................................   1,900   2,122,152
 General Electric Capital Corp.
    5.500%, 01/08/20.......................................   2,700   3,212,123
 Georgia Power Co.
    4.250%, 12/01/19.......................................     610     692,078
 GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.......................................   4,975   6,115,240
 Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.......................................   1,150   1,350,161
    5.250%, 07/27/21.......................................   4,500   5,028,044
 Google, Inc.
 #  3.625%, 05/19/21.......................................   1,000   1,123,960
 Great Plains Energy, Inc.
    4.850%, 06/01/21.......................................   2,000   2,271,976
 H.J. Heinz Co.
    1.500%, 03/01/17.......................................   3,722   3,782,285
 Halliburton Co.
 #  5.900%, 09/15/18.......................................   1,000   1,254,593
    6.150%, 09/15/19.......................................   2,360   3,004,719
 Hartford Financial Services Group, Inc.
    5.500%, 03/30/20.......................................   3,185   3,690,268
 #  5.125%, 04/15/22.......................................   3,000   3,416,037
 Hess Corp.
    8.125%, 02/15/19.......................................   3,745   4,990,965
 Hewlett-Packard Co.
    5.500%, 03/01/18.......................................   1,000   1,110,911
    4.375%, 09/15/21.......................................   2,500   2,470,775
 Honeywell International, Inc.
    5.000%, 02/15/19.......................................   2,895   3,454,650
 Hormel Foods Corp.
    4.125%, 04/15/21.......................................   2,310   2,604,259
 Humana, Inc.
    6.450%, 06/01/16.......................................     275     313,765
 Husky Energy, Inc.
    7.250%, 12/15/19.......................................   2,500   3,252,858
 Indiana Michigan Power Co.
    7.000%, 03/15/19.......................................     235     291,577
 Integrys Energy Group, Inc.
    4.170%, 11/01/20.......................................   1,000   1,087,304
 Intel Corp.
 #  3.300%, 10/01/21.......................................   4,400   4,828,270
 Inter-American Development Bank
    7.000%, 06/15/25.......................................   6,000   8,685,066
 International Bank for Reconstruction & Development
    7.625%, 01/19/23.......................................   7,700  11,496,562
 International Game Technology
    7.500%, 06/15/19.......................................     185     221,020
 Japan Finance Organization for Municipalities
    5.000%, 05/16/17.......................................   1,300   1,526,122
 John Deere Capital Corp.
 #  2.750%, 03/15/22.......................................   5,000   5,203,015
 Johnson & Johnson
    2.950%, 09/01/20.......................................   3,000   3,242,433

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 JPMorgan Chase & Co.
    6.300%, 04/23/19......................................... $  500 $  616,625
    4.950%, 03/25/20.........................................    630    723,631
    4.350%, 08/15/21.........................................  4,200  4,694,353
 Juniper Networks, Inc.
    4.600%, 03/15/21.........................................  4,000  4,305,592
 Kellogg Co.
 #  3.250%, 05/21/18.........................................  2,315  2,530,395
 Kerr-McGee Corp.
 #  6.950%, 07/01/24.........................................  4,900  6,447,743
 KeyCorp
 #  5.100%, 03/24/21.........................................  3,000  3,550,353
 Kinder Morgan Energy
 Partners LP
 #  5.300%, 09/15/20.........................................  2,000  2,369,758
 #  5.800%, 03/01/21.........................................    550    673,267
    4.150%, 03/01/22.........................................  2,400  2,650,454
 Kreditanstalt fur Wiederaufbau
    4.875%, 06/17/19.........................................  1,350  1,648,890
    2.750%, 09/08/20.........................................  2,000  2,165,200
    2.625%, 01/25/22.........................................  3,000  3,199,794
 Landwirtschaftliche
 Rentenbank AG
    2.375%, 09/13/17.........................................  1,000  1,070,600
 Lincoln National Corp.
    6.250%, 02/15/20.........................................    180    213,634
 Lockheed Martin Corp.
    4.250%, 11/15/19.........................................  2,700  3,074,406
 Loews Corp.
    5.250%, 03/15/16.........................................    190    212,834
 Lorillard Tobacco Co.
 #  6.875%, 05/01/20.........................................  2,000  2,458,170
 Macy's Retail Holdings, Inc.
 #  3.875%, 01/15/22.........................................  1,570  1,725,406
 Magellan Midstream Partners LP
    4.250%, 02/01/21.........................................  3,370  3,757,115
 Manitoba, Province of Canada
    4.900%, 12/06/16.........................................  1,600  1,866,720
 Marathon Oil Corp.
 #  6.000%, 10/01/17.........................................  1,000  1,213,890
    5.900%, 03/15/18.........................................    227    275,975
 Markel Corp.
    5.350%, 06/01/21.........................................  4,200  4,676,910
 Marsh & McLennan Cos., Inc.
    9.250%, 04/15/19.........................................    225    307,537
 McDonald's Corp.
    5.800%, 10/15/17.........................................  1,000  1,234,530
    2.625%, 01/15/22.........................................  2,900  3,067,510
 McKesson Corp.
    7.500%, 02/15/19.........................................  1,000  1,299,858
 Medtronic, Inc.
 #  4.450%, 03/15/20.........................................  1,840  2,142,176
 MetLife, Inc.
    7.717%, 02/15/19.........................................  4,125  5,442,170
 Microsoft Corp.
    4.200%, 06/01/19.........................................  3,225  3,793,174
    3.000%, 10/01/20.........................................  2,000  2,190,620
 Mobil Corp.
    8.625%, 08/15/21.........................................  2,013  3,032,764
 Mondelez International, Inc.
    5.375%, 02/10/20.........................................  4,000  4,909,588
 Monsanto Co.
    5.500%, 08/15/25.........................................  3,500  4,537,099
 NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20.........................................  2,891  3,152,341
 New Brunswick, Province of Canada
    9.750%, 05/15/20.........................................  1,000  1,477,842
 News America, Inc.
 #  4.500%, 02/15/21.........................................  2,800  3,199,202
 Nexen, Inc.
    6.200%, 07/30/19.........................................    275    331,348
 Nisource Finance Corp.
 #  6.125%, 03/01/22.........................................  4,425  5,446,463
 Nordic Investment Bank
    5.000%, 02/01/17.........................................  1,000  1,178,900
 Northern Trust Corp.
 #  3.450%, 11/04/20.........................................    450    489,115
    3.375%, 08/23/21.........................................  3,800  4,115,476
    2.375%, 08/02/22.........................................  2,500  2,486,800
 Northrop Grumman Corp.
    5.050%, 08/01/19.........................................  1,125  1,312,103
    3.500%, 03/15/21.........................................  2,256  2,445,432
 Novartis Capital Corp.
    4.400%, 04/24/20.........................................  4,000  4,713,000
 NSTAR LLC
    4.500%, 11/15/19.........................................  1,900  2,171,664
 Occidental Petroleum Corp.
 #  4.125%, 06/01/16.........................................  1,200  1,340,908
 Oesterreichische Kontrollbank AG
    4.875%, 02/16/16.........................................    400    451,120
 Ohio Power Co.
    5.375%, 10/01/21.........................................  3,606  4,466,063
 Omnicom Group, Inc.
 #  4.450%, 08/15/20.........................................  2,750  3,129,734

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 ONEOK Partners LP
 #  8.625%, 03/01/19......................................... $4,200 $5,583,577
 Ontario, Province of Canada
    2.450%, 06/29/22.........................................  1,700  1,724,040
 Oracle Corp.
    5.000%, 07/08/19.........................................  2,100  2,552,350
 PepsiCo, Inc.
 #  4.500%, 01/15/20.........................................  1,575  1,871,714
 Petro-Canada
    6.050%, 05/15/18.........................................  2,261  2,775,796
 Philip Morris International, Inc.
    5.650%, 05/16/18.........................................  1,800  2,209,514
 Pitney Bowes, Inc.
 #  4.750%, 05/15/18.........................................  2,300  2,381,880
 Plains All American Pipeline LP
    6.500%, 05/01/18.........................................  2,130  2,611,621
    5.000%, 02/01/21.........................................  1,000  1,184,575
 PNC Funding Corp.
    4.375%, 08/11/20.........................................  4,730  5,465,775
 PPG Industries, Inc.
    2.700%, 08/15/22.........................................  1,000  1,010,630
 Praxair, Inc.
 #  4.050%, 03/15/21.........................................  3,800  4,322,941
 Principal Financial Group, Inc.
    8.875%, 05/15/19.........................................    330    438,478
 Private Export Funding Corp.
    4.300%, 12/15/21.........................................  1,407  1,688,438
 Progress Energy, Inc.
    7.050%, 03/15/19.........................................  2,000  2,554,216
 Progressive Corp. (The)
    3.750%, 08/23/21.........................................  6,800  7,520,746
 Prudential Financial, Inc.
 #  5.375%, 06/21/20.........................................  4,170  4,888,378
 Quest Diagnostics, Inc.
    5.450%, 11/01/15.........................................  1,100  1,230,647
    4.700%, 04/01/21.........................................  1,770  1,996,813
 Questar Corp.
    2.750%, 02/01/16.........................................    500    524,298
 Rabobank Nederland NV
    2.125%, 10/13/15.........................................  2,000  2,064,408
 Ralcorp Holdings, Inc.
    4.950%, 08/15/20.........................................  1,075  1,123,169
 Raytheon Co.
    3.125%, 10/15/20.........................................  2,900  3,161,687
 Reinsurance Group of America, Inc.
    5.625%, 03/15/17.........................................    200    227,929
    5.000%, 06/01/21.........................................  1,500  1,664,649
 Reynolds American, Inc.
    3.250%, 11/01/22.........................................  6,850  6,928,254
 Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21.........................................  3,800  4,220,983
 Rowan Cos., Inc.
    7.875%, 08/01/19.........................................    600    749,940
 Royal Bank of Canada
    2.625%, 12/15/15.........................................  1,600  1,690,046
 Ryder System, Inc.
    5.850%, 11/01/16.........................................  1,400  1,593,259
 Safeway, Inc.
    5.000%, 08/15/19.........................................  2,025  2,173,141
 SCANA Corp.
    6.250%, 04/01/20.........................................  1,750  2,063,246
 Sempra Energy
 #  9.800%, 02/15/19.........................................    160    227,276
 Shell International Finance BV
    4.300%, 09/22/19.........................................  1,500  1,771,665
 #  4.375%, 03/25/20.........................................  3,000  3,546,744
 Southwest Airlines Co.
    5.250%, 10/01/14.........................................    675    721,904
 Southwestern Public Service Co.
    8.750%, 12/01/18.........................................    350    477,128
 StanCorp Financial Group, Inc.
    5.000%, 08/15/22.........................................  5,000  5,221,380
 State Street Corp.
    4.375%, 03/07/21.........................................  4,200  4,932,236
 Sunoco Logistics Partners Operations LP
    4.650%, 02/15/22.........................................  2,895  3,235,455
 Svensk Exportkredit AB
    5.125%, 03/01/17.........................................  1,400  1,631,700
 Talisman Energy, Inc.
    7.750%, 06/01/19.........................................  2,760  3,560,270
 Target Corp.
 #  2.900%, 01/15/22.........................................  4,000  4,291,864
 TD Ameritrade Holding Corp.
    5.600%, 12/01/19.........................................  1,200  1,406,134
 Time Warner Cable, Inc.
 #  8.750%, 02/14/19.........................................  2,645  3,635,293
 Time Warner, Inc.
    4.750%, 03/29/21.........................................  2,200  2,571,811
 #  4.000%, 01/15/22.........................................  1,800  2,002,363
 Total Capital SA
    4.450%, 06/24/20.........................................  3,000  3,528,258
 Toyota Motor Credit Corp.
 #  4.250%, 01/11/21.........................................  1,200  1,365,356
 TransCanada Pipelines, Ltd.
    7.125%, 01/15/19.........................................    915  1,178,508

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------ ------------
                                                          (000)

  #  3.800%, 10/01/20.................................... $2,000 $  2,256,388
  Travelers Cos., Inc. (The)
     5.800%, 05/15/18....................................    190      232,450
     3.900%, 11/01/20....................................  4,200    4,771,204
  UBS AG
     3.875%, 01/15/15....................................    215      228,043
  #  4.875%, 08/04/20....................................  5,000    5,741,890
  Unilever Capital Corp.
     4.800%, 02/15/19....................................    825      975,790
     4.250%, 02/10/21....................................  3,500    4,112,745
  UnionBanCal Corp.
     3.500%, 06/18/22....................................  3,400    3,603,538
  United Parcel Service, Inc.
  #  3.125%, 01/15/21....................................  2,000    2,171,452
  United Technologies Corp.
     4.500%, 04/15/20....................................  1,925    2,271,481
  Unum Group
     5.625%, 09/15/20....................................  3,500    3,984,939
  Valero Energy Corp.
     9.375%, 03/15/19....................................  2,375    3,264,618
  Veolia Environnement SA
     6.000%, 06/01/18....................................  3,000    3,531,831
  Verizon Communications, Inc.
     8.750%, 11/01/18....................................    565      788,355
     4.600%, 04/01/21....................................  4,050    4,820,885
  VF Corp.
     3.500%, 09/01/21....................................  2,000    2,139,736
  Viacom, Inc.
     4.500%, 03/01/21....................................  2,900    3,282,954
  Vodafone Group P.L.C.
  #  4.375%, 03/16/21....................................  4,500    5,324,598
  Walgreen Co.
  #  5.250%, 01/15/19....................................  1,320    1,561,472
  Wal-Mart Stores, Inc.
     5.800%, 02/15/18....................................  1,000    1,244,108
     3.625%, 07/08/20....................................  3,075    3,471,786
  Walt Disney Co. (The)
     2.550%, 02/15/22....................................  4,000    4,148,900
  Waste Management, Inc.
     4.600%, 03/01/21....................................  2,500    2,874,750
  Weatherford International, Ltd.
     5.500%, 02/15/16....................................    400      439,312
  WellPoint, Inc.
     3.125%, 05/15/22....................................  4,900    4,992,816
  Wells Fargo & Co.
  #  4.600%, 04/01/21....................................  2,100    2,417,638
     3.500%, 03/08/22....................................  3,700    3,950,434
  Western Union Co. (The)
     6.500%, 02/26/14....................................    190      204,233
     3.650%, 08/22/18....................................  3,000    3,299,829
     5.253%, 04/01/20....................................  2,000    2,325,146
  Westpac Banking Corp.
  #  4.875%, 11/19/19....................................  2,250    2,600,550
  Whirlpool Corp.
  #   4.700%, 06/01/22...................................  3,000    3,203,466
  Williams Partners LP
     4.000%, 11/15/21....................................  3,500    3,822,455
  Wisconsin Electric Power Co.
     2.950%, 09/15/21....................................  4,070    4,319,194
  WR Berkley Corp.
     5.375%, 09/15/20....................................    800      883,978
  Zimmer Holdings, Inc.
     4.625%, 11/30/19....................................  2,500    2,862,118
                                                                 ------------
  TOTAL BONDS............................................         751,115,665
                                                                 ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ----------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@ DFA Short Term Investment Fund                      9,334,486  108,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc.
  0.35%, 11/01/12 (Collateralized by FNMA 4.000%,
  05/01/42 & 5.000%, 01/01/39, valued at $175,807) to
  be repurchased $172,362                               $      172      172,360
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL                                 108,172,360
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $877,662,688)                  $921,503,094
                                                                   ============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Agency Obligations.................   --    $ 62,215,069    --    $ 62,215,069
Bonds..............................   --     751,115,665    --     751,115,665
Securities Lending Collateral......   --     108,172,360    --     108,172,360
Forward Currency Contracts**.......             (615,237)   --        (615,237)
                                      --    ------------    --    ------------
TOTAL..............................   --    $920,887,857    --    $920,887,857
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                           SHARES      VALUE+
                                                                         ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.0%)
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                                   31,257,262 $346,955,608
Investment in DFA Intermediate Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                   20,951,631  275,094,915
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                                   17,079,784  187,536,028
Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc.                                    7,423,335   80,765,885
                                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $866,826,167)                                                             890,352,436
                                                                                    ------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
     (Cost $8,819,561)                                                    8,819,561    8,819,561
                                                                                    ------------
   TOTAL INVESTMENTS - (100.0%) (Cost $875,645,728)                                 $899,171,997
                                                                                    ============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
 Affiliated Investment Companies..... $890,352,436   --      --    $890,352,436
 Temporary Cash Investments..........    8,819,561   --      --       8,819,561
                                      ------------   --      --    ------------
 TOTAL............................... $899,171,997   --      --    $899,171,997
                                      ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     ----------- --------------
                                                       (000)
U.S. TREASURY OBLIGATIONS -- (99.1%)
U.S. Treasury Inflation Notes
   2.500%, 07/15/16................................. $    38,129 $   50,144,183
   2.375%, 01/15/17.................................     129,000    171,813,713
   2.625%, 07/15/17.................................     140,000    186,892,514
   1.625%, 01/15/18.................................     153,500    196,511,778
   1.375%, 07/15/18.................................     127,100    158,461,103
   2.125%, 01/15/19.................................     129,500    169,823,650
   1.875%, 07/15/19.................................     102,500    135,306,216
   1.375%, 01/15/20.................................     101,000    128,333,802
   1.250%, 07/15/20.................................     101,000    127,217,280
   1.125%, 01/15/21.................................      99,000    123,275,526
   0.625%, 07/15/21.................................     104,000    121,614,369
   0.125%, 01/15/22.................................     102,000    113,536,041
   2.375%, 01/15/25.................................      76,000    126,977,611
   2.000%, 01/15/26.................................      59,800     92,083,925
   2.375%, 01/15/27.................................      50,800     80,932,676
   1.750%, 01/15/28.................................      49,200     70,897,494
   3.625%, 04/15/28.................................      58,700    134,236,618
   2.500%, 01/15/29.................................      48,800     75,656,469
   3.875%, 04/15/29.................................      68,400    160,910,428
   3.375%, 04/15/32.................................      28,000     60,776,023
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              2,485,401,419
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
  BlackRock Liquidity Funds FedFund Portfolio.......  21,849,646     21,849,646
                                                                 --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,198,527,047).............................             $2,507,251,065
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
 U.S. Treasury Obligations...          -- $2,485,401,419   --    $2,485,401,419
 Temporary Cash Investments.. $21,849,646             --   --        21,849,646
                              ----------- --------------   --    --------------
 TOTAL....................... $21,849,646 $2,485,401,419   --    $2,507,251,065
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
 MUNICIPAL BONDS -- (97.9%)
 ALABAMA -- (0.6%)
 Alabama Water Pollution Control Authority (RB) Series B
    2.000%, 08/15/14........................................ $5,255 $ 5,398,094
 City of Birmingham (GO) Series A (NATL-RE)
    5.000%, 04/01/16........................................  2,800   3,198,356
                                                                    -----------
 TOTAL ALABAMA..............................................          8,596,450
                                                                    -----------
 ALASKA -- (0.4%)
 City of Anchorage (GO) Series B (NATL-RE)
    5.000%, 12/01/14........................................  3,440   3,765,458
 City of Anchorage (GO) Series F (NATL-RE FGIC)
    4.250%, 09/01/13........................................  2,385   2,463,514
                                                                    -----------
 TOTAL ALASKA...............................................          6,228,972
                                                                    -----------
 ARIZONA -- (4.8%)
 Arizona School Facilities Board (RB)
    5.000%, 01/01/15........................................  1,125   1,233,911
 Arizona State Transportation Board (RB)
    5.000%, 07/01/13........................................  8,000   8,252,000
    5.000%, 07/01/14........................................  4,815   5,183,444
    5.000%, 07/01/17........................................  2,105   2,497,604
 City of Phoenix (GO) Series A
    5.000%, 07/01/14........................................  7,975   8,590,750
 City of Scottsdale (GO)
    5.000%, 07/01/14........................................  2,500   2,693,450
 Maricopa County Community College District (GO) Series A
    4.000%, 07/01/13........................................  5,000   5,125,050
 Maricopa County Unified School District (GO) (AGM)
    5.000%, 07/01/13........................................  6,800   7,003,660
 Phoenix Civic Improvement Corp. (RB) (AMBAC)
    5.000%, 07/01/14........................................  4,000   4,305,360
 Pima County (GO)
    3.000%, 07/01/16........................................  1,625   1,733,501
 Salt River Project Agricultural Improvement & Power
   District (RB) Series A
    5.000%, 01/01/14........................................  7,000   7,379,190
    5.000%, 01/01/15........................................  4,430   4,858,868
 Salt River Project Agricultural Improvement & Power
   District (RB) Series B
    4.000%, 12/01/14........................................  3,190   3,424,688
    4.000%, 01/01/16........................................  5,000   5,528,900
 Scottsdale Municipal Property Corp. (RB)
    5.000%, 07/01/13........................................  3,070   3,164,617
 Town of Gilbert (GO)
    5.000%, 07/01/14........................................  3,600   3,877,956
                                                                    -----------
 TOTAL ARIZONA..............................................         74,852,949
                                                                    -----------
 COLORADO -- (0.3%)
 City of Aurora (GO)
    5.000%, 12/01/14........................................  4,515   4,927,400
                                                                    -----------
 CONNECTICUT -- (2.8%)
 Connecticut State (GO) Series A
    5.000%, 04/15/13........................................  4,000   4,085,080
    2.500%, 02/15/14........................................  2,000   2,055,800
    3.250%, 02/15/14........................................  2,800   2,904,888
 Connecticut State (GO) Series A (NATL-RE)
    5.000%, 03/01/13........................................  3,855   3,914,444
 Connecticut State (GO) Series B (NATL-RE)
    5.000%, 12/01/12........................................  4,000   4,013,840
    5.000%, 12/01/13........................................  5,000   5,253,050
 Connecticut State (GO) Series C
    5.000%, 12/01/13........................................  5,700   5,988,477
    5.000%, 12/01/15........................................  4,000   4,540,200
 Connecticut State (GO) Series E
    5.500%, 11/15/12........................................  3,300   3,304,851
 Connecticut State Econonmic Recovery (GO) Series D
    5.000%, 01/01/14........................................  3,500   3,689,175
 Hartford County Metropolitan District (GO) Series A
    4.000%, 07/15/15........................................  3,900   4,264,845
                                                                    -----------
 TOTAL CONNECTICUT..........................................         44,014,650
                                                                    -----------
 DELAWARE -- (0.7%)
 City of Wilmington (GO) Series A
    5.000%, 12/01/14........................................  2,625   2,863,639

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
DELAWARE -- (Continued)
Delaware Transportation Authority (RB) Series A
   5.000%, 07/01/15........................................ $ 4,270 $ 4,782,272
   5.000%, 07/01/15........................................   3,480   3,897,496
                                                                    -----------
TOTAL DELAWARE.............................................          11,543,407
                                                                    -----------
FLORIDA -- (2.8%)
Broward County (GO)
   5.000%, 01/01/14........................................   5,000   5,273,250
Florida State Board of Education (GO) Series B
   5.000%, 06/01/16........................................   2,500   2,891,050
   5.000%, 06/01/17........................................   9,700  11,535,046
Florida State Board of Education (GO) Series B (ST GTD)
   5.250%, 06/01/13........................................   3,700   3,807,004
Florida State Board of Education (GO) Series C
   5.000%, 06/01/15........................................   6,440   7,179,698
Florida State Board of Education (GO) Series D
   5.000%, 06/01/13........................................  13,085  13,444,707
                                                                    -----------
TOTAL FLORIDA..............................................          44,130,755
                                                                    -----------
GEORGIA -- (2.2%)
Athens-Clarke County Unified Government Water & Sewerage
  Revenue (RB)
   5.000%, 01/01/17........................................   1,100   1,287,462
City of Albany (GO)
   3.000%, 06/01/17........................................   2,220   2,441,978
De Kalb County (GO)
   1.000%, 12/28/12........................................  15,000  15,016,800
Georgia State Road & Tollway Authority (RB) Series A
   5.000%, 06/01/16........................................     255     294,398
   5.000%, 06/01/17........................................   1,000   1,185,220
Henry County School District (GO) Series A (ST AID
  WITHHLDG)
   5.000%, 04/01/13........................................  14,000  14,272,860
                                                                    -----------
TOTAL GEORGIA..............................................          34,498,718
                                                                    -----------
HAWAII -- (2.7%)
City & County of Honolulu (GO) Series A (NATL-RE)
   5.000%, 07/01/13........................................   1,445   1,490,518
City & County of Honolulu (GO) Series B (AGM)
   5.500%, 07/01/13........................................   2,000   2,069,540
City & County of Honolulu (GO) Series B (FSA)
   5.250%, 07/01/15........................................   4,220   4,738,554
Hawaii State (GO) Series CY (AGM)
   5.750%, 02/01/13........................................   4,750   4,813,032
Hawaii State (GO) Series DG (AMBAC)
   5.000%, 07/01/13........................................   6,000   6,188,160
   5.000%, 07/01/15........................................  15,945  17,830,815
Hawaii State (GO) Series DT
   4.000%, 11/01/14........................................   4,950   5,303,678
                                                                    -----------
TOTAL HAWAII...............................................          42,434,297
                                                                    -----------
ILLINOIS -- (1.5%)
Chicago Park District (GO) Series A (FGIC)
   5.250%, 01/01/13........................................   4,935   4,973,641
City of Chicago (GO) Series A (AGM)
   5.000%, 01/01/13........................................   5,845   5,887,084
City of Chicago (GO) Series A (AGM) (ETM)
   5.000%, 01/01/13........................................   2,305   2,322,149
City of Peoria (GO) Series D
   4.000%, 01/01/17........................................   1,620   1,811,711
Cook County (GO) Series D (AMBAC) (ETM)
   5.250%, 11/15/12........................................     675     675,952
Cook County (GO) Series D (AMBAC) (ETM) (UP)
   5.250%, 11/15/12........................................   1,325   1,326,802
Du Page Cook & Will Counties Community College District
  No. 502 (GO)
   5.000%, 06/01/16........................................   5,000   5,730,450
                                                                    -----------
TOTAL ILLINOIS.............................................          22,727,789
                                                                    -----------
KANSAS -- (2.0%)
City of Lawrence (GO) Series I
   1.000%, 10/01/13........................................  24,215  24,387,895

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
KANSAS -- (Continued)
Johnson County Unified School District No. 229 Blue Valley
  (GO) Series B
   4.000%, 10/01/13........................................ $ 6,745 $ 6,976,758
                                                                    -----------
TOTAL KANSAS...............................................          31,364,653
                                                                    -----------
KENTUCKY -- (0.7%)
Kentucky State Asset Liability Commission (RB) Series A
  (AMBAC)
   5.000%, 10/01/16........................................     500     581,005
Louisville & Jefferson County Metropolitan Sewer District
  (RB) Series B
   5.000%, 05/15/15........................................   9,415  10,422,593
                                                                    -----------
TOTAL KENTUCKY.............................................          11,003,598
                                                                    -----------
LOUISIANA -- (0.1%)
Saint Tammany Parish Wide School District No. 12 (GO)
  (ASSURED GTY)
   5.000%, 03/01/16........................................     930   1,057,791
                                                                    -----------
MARYLAND -- (2.4%)
Baltimore County (GO)
   5.000%, 02/01/14........................................   4,750   5,027,067
Cecil County (GO)
   3.000%, 06/01/14........................................   1,110   1,156,431
Maryland State (GO)
   5.500%, 08/01/13........................................   6,000   6,235,140
Maryland State (GO) First Series
   5.000%, 03/15/13........................................   3,000   3,052,380
Maryland State (GO) Series B
   5.000%, 02/15/13........................................  14,000  14,188,020
Maryland State (GO) Series C
   5.000%, 03/01/16........................................   1,000   1,148,430
Maryland State Department of Transportation (RB)
   5.000%, 11/01/13........................................   4,120   4,314,423
University System of Maryland (RB) Series D
   3.000%, 04/01/15........................................   2,200   2,335,168
                                                                    -----------
TOTAL MARYLAND.............................................          37,457,059
                                                                    -----------
MASSACHUSETTS -- (2.9%)
City of Boston (GO) Series A
   5.000%, 04/01/14........................................   4,650   4,954,947
Commonwealth of Massachusetts (GO) (Series D)
   5.500%, 11/01/14........................................   4,585   5,050,653
Commonwealth of Massachusetts (GO) Series A
   5.000%, 08/01/14........................................   4,800   5,187,456
Commonwealth of Massachusetts (GO) Series C (GO OF CMNWLTH)
   5.500%, 11/01/15........................................   2,200   2,523,796
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC
  GO OF CMNWLTH)
   5.500%, 11/01/14........................................   5,000   5,507,800
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
   5.500%, 11/01/12........................................     910     910,000
   5.500%, 11/01/13........................................   7,550   7,943,582
Commonwealth of Massachusetts (RB) Series A
   5.500%, 12/15/13........................................   9,450   9,992,430
University of Massachusetts Building Authority (RB) Series
  1 (AMBAC)
   5.250%, 11/01/13........................................   3,490   3,662,964
                                                                    -----------
TOTAL MASSACHUSETTS........................................          45,733,628
                                                                    -----------
MICHIGAN -- (2.2%)
Michigan Municipal Bond Authority (RB)
   5.000%, 10/01/13........................................   3,240   3,380,616
   5.500%, 10/01/13........................................  15,085  15,807,873
Michigan State (GO)
   5.500%, 12/01/13........................................  10,000  10,557,300
University of Michigan (RB) Series C
   2.000%, 04/01/13........................................   4,840   4,876,106
                                                                    -----------
TOTAL MICHIGAN.............................................          34,621,895
                                                                    -----------
MINNESOTA -- (4.6%)
Chaska Independent School District No. 112 (GO) Series A
  (SD CRED PROG)
   4.000%, 02/01/15........................................   5,740   6,201,439
City of Minneapolis (GO)
   3.000%, 12/01/15........................................   8,700   9,353,979

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
MINNESOTA -- (Continued)
City of Minneapolis (GO) Series A
   3.000%, 12/01/12........................................ $ 5,200 $ 5,210,660
City of Minneapolis (GO) Series B
   4.000%, 12/01/15........................................   8,830   9,814,015
Minnesota Public Facilities Authority (RB) Series B
   5.000%, 03/01/14........................................   5,800   6,161,050
Minnesota State (GO)
   5.250%, 11/01/12........................................   8,000   8,000,000
   5.000%, 08/01/14........................................   2,000   2,162,900
Minnesota State (GO) Series H
   5.000%, 11/01/14........................................  15,000  16,387,500
   5.000%, 11/01/15........................................   5,000   5,676,250
Washington County (GO) Series A
   5.000%, 02/01/15........................................   3,275   3,619,759
                                                                    -----------
TOTAL MINNESOTA............................................          72,587,552
                                                                    -----------
MISSISSIPPI -- (0.2%)
Mississippi State (GO) Series A
   5.375%, 12/01/12........................................   3,350   3,362,529
                                                                    -----------
MISSOURI -- (0.2%)
Missouri State (GO) Series A
   5.000%, 10/01/13........................................   2,600   2,712,840
                                                                    -----------
NEBRASKA -- (0.4%)
University of Nebraska Facilities Corp. (RB)
   5.000%, 07/15/16........................................   5,220   6,049,615
                                                                    -----------
NEVADA -- (2.3%)
Clark County (GO)
   5.000%, 11/01/16........................................   7,425   8,637,354
Clark County School District (GO) Series B (AMBAC)
   4.500%, 06/15/17........................................   5,770   6,655,233
Clark County School District (GO) Series C
   5.000%, 06/15/16........................................   1,000   1,148,040
Nevada State (GO)
   5.000%, 06/01/13........................................  12,990  13,334,235
Nevada State (GO) (NATL-RE FGIC)
   5.000%, 12/01/13........................................   1,400   1,468,824
Truckee Meadows Water Authority (RB)
   5.000%, 07/01/15........................................   3,900   4,342,611
                                                                    -----------
TOTAL NEVADA...............................................          35,586,297
                                                                    -----------
NEW HAMPSHIRE -- (0.3%)
City of Dover (GO)
   3.000%, 06/15/16........................................   1,850   1,991,136
   3.000%, 06/15/17........................................   1,000   1,089,900
City of Nashua (GO)
   5.000%, 03/15/17........................................   1,400   1,651,510
                                                                    -----------
TOTAL NEW HAMPSHIRE........................................           4,732,546
                                                                    -----------
NEW JERSEY -- (2.0%)
East Windsor Regional School District (GO) (SCH BD RES FD)
   3.000%, 03/01/16........................................     625     664,894
Livingston Township (GO)
   3.000%, 01/15/16........................................   1,335   1,424,819
   3.000%, 01/15/17........................................   1,810   1,958,311
New Jersey State (GO)
   5.000%, 04/01/13........................................   3,900   3,975,699
   5.000%, 06/01/13........................................   5,940   6,101,924
   5.000%, 06/01/14........................................   4,600   4,936,582
   5.000%, 08/01/14........................................   4,000   4,323,600
New Jersey State (GO) Series H
   5.250%, 07/01/15........................................   3,500   3,931,060
New Jersey State (GO) Series M (AMBAC)
   5.500%, 07/15/14........................................   4,000   4,349,120
                                                                    -----------
TOTAL NEW JERSEY...........................................          31,666,009
                                                                    -----------
NEW MEXICO -- (0.1%)
New Mexico State (RB) Series A
   5.000%, 07/01/13........................................   2,000   2,062,860
                                                                    -----------
NEW YORK -- (7.5%)
City of New York (GO) Series A
   5.000%, 08/01/14........................................   7,865   8,498,447
City of New York (GO) Series A-1
   5.000%, 08/01/14........................................   2,500   2,701,350
City of New York (GO) Series B
   5.000%, 08/01/15........................................  10,000  11,187,600
City of New York (GO) Series C
   5.000%, 08/01/15........................................   2,630   2,942,339
City of New York (GO) Series E
   5.000%, 08/01/13........................................   6,475   6,701,366
City of New York (GO) Series H-2
   3.000%, 06/01/16........................................   4,000   4,322,520
City of New York (GO) Series I
   5.000%, 08/01/14........................................   4,000   4,322,160

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT     VALUE+
                                                            ------- ------------
                                                            (000)
NEW YORK -- (Continued)
Long Beach City School District (GO) (ST AID WITHHLDG)
   3.000%, 05/01/16........................................ $ 3,740 $  4,017,171
New York State (GO) Series C
   3.000%, 02/01/14........................................   4,655    4,810,896
   3.000%, 02/01/15........................................   3,010    3,183,557
New York State Dormitory Authority (RB) (GO OF UNIV)
   5.000%, 07/01/13........................................   4,590    4,735,503
New York State Dormitory Authority (RB) Series A
   5.000%, 02/15/15........................................   1,025    1,129,324
   5.000%, 03/15/16........................................  20,000   22,930,800
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/14........................................   7,500    7,976,325
New York State Urban Development Corp. (RB) Series A
   5.000%, 03/15/17........................................   2,195    2,593,458
Suffolk County (GO)
   4.000%, 10/15/13........................................   3,060    3,159,603
Suffolk County (GO) Series A
   4.000%, 04/01/16........................................   1,035    1,130,324
   3.000%, 05/15/16........................................   3,325    3,527,559
Suffolk County (GO) Series B
   3.000%, 10/15/15........................................   4,290    4,547,314
   3.000%, 10/15/16........................................   2,000    2,135,880
Suffolk County (GO) Series B (AGM)
   5.250%, 05/01/16........................................   3,315    3,774,824
Suffolk County (GO) Series C
   4.000%, 10/15/15........................................   5,890    6,413,974
                                                                    ------------
TOTAL NEW YORK.............................................          116,742,294
                                                                    ------------
NORTH CAROLINA -- (3.1%)
City of Charlotte (GO) Series B
   5.000%, 06/01/16........................................   2,335    2,707,456
Mecklenburg County (GO) Series B
   2.000%, 03/01/16........................................   5,000    5,251,850
Mecklenburg County (GO) Series C
   5.000%, 02/01/14........................................   5,680    6,012,791
North Carolina State (GO) Series A
   5.500%, 03/01/14........................................   3,000    3,206,940
   5.000%, 03/01/17........................................   9,025   10,712,494
North Carolina State (GO) Series B
   5.000%, 04/01/16........................................   7,350    8,462,716
Sanford Enterprise (RB) Series A
   5.000%, 06/01/15........................................   2,540    2,827,604
Wake County (GO)
   4.500%, 03/01/13........................................   7,800    7,908,966
Wake County (GO) Series C
   5.000%, 03/01/15........................................   1,400    1,551,466
                                                                    ------------
TOTAL NORTH CAROLINA.......................................           48,642,283
                                                                    ------------
OHIO -- (4.2%)
City of Cincinnati School District (GO) (AGM)
   5.000%, 12/01/13........................................  11,730   12,323,655
City of Columbus (GO) Series 2
   5.000%, 07/01/13........................................   3,000    3,094,680
   5.000%, 07/01/14........................................   4,605    4,959,769
City of Columbus (GO) Series D
   5.000%, 12/15/13........................................     575      605,481
City of Mason School District (GO) (NATL-RE FGIC)
   5.000%, 12/01/15........................................   2,000    2,267,480
Greater Cleveland Regional Transit Authority (GO) Series B
   5.000%, 12/01/16........................................   2,725    3,156,504
Hamilton County Sewer System Revenue (RB) Series A
  (NATL-RE)
   5.250%, 12/01/12........................................   2,525    2,534,216
Ohio State (GO)
   5.500%, 11/01/12........................................   8,615    8,615,000
   5.000%, 05/01/14........................................   5,000    5,344,200
   5.000%, 11/01/15........................................   2,425    2,745,246
Ohio State (GO) Series C
   5.000%, 09/15/14........................................   3,105    3,370,757
   5.000%, 08/01/15........................................   4,000    4,486,680
   5.000%, 08/01/17........................................   2,475    2,954,853
Ohio State (GO) Series D
   5.000%, 09/15/14........................................   3,800    4,125,242
Ohio State University (RB) Series A (ETM)
   4.000%, 12/01/15........................................      55       60,861

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
OHIO -- (Continued)
Ohio State University (RB) Series A (UP)
   4.000%, 12/01/15........................................ $   945 $ 1,042,052
Ohio State Water Development Authority (RB) Series A
   5.000%, 06/01/16........................................   3,080   3,558,232
                                                                    -----------
TOTAL OHIO.................................................          65,244,908
                                                                    -----------
OKLAHOMA -- (0.9%)
Cleveland County Independent School District No. 29 (GO)
   1.500%, 03/01/16........................................   4,415   4,535,176
   1.500%, 03/01/17........................................   1,465   1,505,947
Oklahoma State Turnpike Authority (RB) Series A
   5.000%, 01/01/15........................................   1,320   1,445,096
Tulsa County Independent School District No. 3 (GO)
   2.000%, 04/01/15........................................   2,425   2,505,946
   2.000%, 04/01/16........................................   4,300   4,481,847
                                                                    -----------
TOTAL OKLAHOMA.............................................          14,474,012
                                                                    -----------
OREGON -- (3.3%)
City of Portland (GO) Series A
   4.000%, 06/01/15........................................   2,000   2,171,700
Jackson County School District No. 5 (GO) (NATL-RE FGIC
  SCH BD GTY)
   5.000%, 06/15/15........................................   1,965   2,181,602
Multnomah County (GO)
   5.000%, 10/01/14........................................   5,490   5,974,383
Oregon State (GO) Series A
   2.000%, 06/28/13........................................  30,500  30,862,340
Portland Community College District (GO)
   5.000%, 06/15/14........................................   7,410   7,964,342
Washington County School District No. 15 Forest Grove (GO)
  (AGM SCH BD GTY)
   5.250%, 06/15/15........................................   1,555   1,736,453
                                                                    -----------
TOTAL OREGON...............................................          50,890,820
                                                                    -----------
PENNSYLVANIA -- (2.5%)
Commonwealth of Pennsylvania (GO) First Series (NATL-RE)
   5.250%, 02/01/13........................................   5,755   5,824,520
Commonwealth of Pennsylvania (GO) Second Series
   5.500%, 06/01/14........................................   8,000   8,644,080
Commonwealth of Pennsylvania (GO) Series A
   5.000%, 02/15/14........................................   9,000   9,534,240
   5.000%, 02/15/16........................................   7,420   8,480,615
   5.000%, 05/01/16........................................   2,025   2,331,403
Conestoga Valley School District (GO) (ST AID WITHHLDG)
   4.000%, 01/15/17........................................   2,680   3,001,198
University of Pittsburgh of the Commonwealth System of
  Higher Education (RB) Series B (GO OF UNIV)
   5.000%, 09/15/15........................................   1,850   2,079,418
                                                                    -----------
TOTAL PENNSYLVANIA.........................................          39,895,474
                                                                    -----------
RHODE ISLAND -- (0.9%)
Rhode Island State & Providence Plantations (GO) (AGM)
   5.000%, 02/15/15........................................   2,130   2,331,498
Rhode Island State & Providence Plantations (GO) (AGM)
  (ETM)
   5.000%, 02/15/15........................................   1,255   1,384,554
Rhode Island State & Providence Plantations (GO) Series A
   4.000%, 08/01/17........................................   2,065   2,340,760
Rhode Island State & Providence Plantations (GO) Series B
  (NATL-RE)
   5.000%, 08/01/13........................................   4,700   4,863,983
Rhode Island State & Providence Plantations (GO) Series E
  (NATL-RE)
   5.000%, 11/01/15........................................   2,260   2,537,641
                                                                    -----------
TOTAL RHODE ISLAND.........................................          13,458,436
                                                                    -----------
SOUTH CAROLINA -- (2.4%)
Beaufort County School District (GO) Series A (SCSDE)
   5.000%, 03/01/14........................................   5,505   5,846,145
Beaufort County School District (GO) Series B (SCSDE)
   5.000%, 03/01/14........................................   2,795   2,968,206

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 SOUTH CAROLINA -- (Continued)
 Beaufort County School District (GO) Series D (SCSDE)
    5.000%, 03/01/17....................................... $ 6,425 $ 7,593,129
 Clemson University (RB)
    2.000%, 05/01/16.......................................   1,355   1,409,877
 Richland County School District No. 2 (GO) Series C
   (SCSDE)
    5.000%, 02/01/16.......................................   6,330   7,208,857
 South Carolina State (GO) Series A
    4.000%, 06/01/15.......................................   6,000   6,548,940
 South Carolina State Public Service Authority (RB) Series
   A (NATL-RE FGIC)
    5.500%, 01/01/15.......................................     500     552,730
 South Carolina State Public Service Authority (RB) Series
   E
    5.000%, 01/01/15.......................................     835     914,133
 York County School District No. 3 (GO) Series B (SCSDE)
    5.000%, 03/01/15.......................................   4,770   5,266,080
                                                                    -----------
 TOTAL SOUTH CAROLINA......................................          38,308,097
                                                                    -----------
 SOUTH DAKOTA -- (0.1%)
 Sioux Falls School District No. 49-5 (GO) Series B
    5.000%, 07/01/15.......................................   1,500   1,672,335
                                                                    -----------
 TENNESSEE -- (2.1%)
 City of Kingsport (GO) Series B
    3.000%, 04/01/17.......................................   2,005   2,196,478
 City of Memphis (GO) Series A
    5.000%, 04/01/17.......................................   1,230   1,459,051
 Hamilton County (GO)
    3.000%, 03/01/13.......................................   1,550   1,564,167
 Knox County (GO)
    5.500%, 04/01/14.......................................   6,300   6,748,938
 Shelby County (GO) Series A
    5.000%, 04/01/14.......................................   6,680   7,120,012
 Shelby County (GO) Series A (ETM)
    5.000%, 04/01/14.......................................   1,665   1,774,424
 Sumner County (GO)
    5.000%, 06/01/14.......................................   8,500   9,124,750
 Tennessee State (GO) Series A
    5.000%, 05/01/14.......................................   3,000   3,210,240
                                                                    -----------
 TOTAL TENNESSEE...........................................          33,198,060
                                                                    -----------
 TEXAS -- (16.8%)
 Arlington Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/14.......................................   5,885   6,234,334
 Austin Independent School District (GO) (PSF-GTD)
    5.000%, 08/01/14.......................................   6,895   7,449,013
 Carrollton-Farmers Branch Independent School District
   (GO) (PSF-GTD)
    5.000%, 02/15/16.......................................   6,570   7,516,080
 City of Dallas (GO)
    5.000%, 02/15/14.......................................   8,770   9,295,235
    5.000%, 02/15/14.......................................   4,585   4,859,596
    5.000%, 02/15/15.......................................  11,800  13,012,450
    5.000%, 02/15/15.......................................   2,440   2,690,710
 City of Dallas (GO) Series A
    5.000%, 02/15/16.......................................   2,530   2,891,638
 City of Dallas (RB) (AMBAC)
    5.000%, 10/01/13.......................................   7,605   7,934,373
 City of Frisco (GO) (NATL-RE FGIC)
    5.250%, 02/15/16.......................................   1,175   1,352,895
 City of Houston (GO) Series A
    4.000%, 03/01/16.......................................   4,500   4,996,215
    5.000%, 03/01/16.......................................  17,850  20,403,978
 City of San Antonio Electric & Gas (RB)
    5.375%, 02/01/15.......................................   5,975   6,626,932
 City of San Antonio Electric & Gas (RB) Series A
    5.250%, 02/01/14.......................................  12,015  12,749,837
    5.250%, 02/01/14.......................................      90      95,435
    5.000%, 02/01/15.......................................   3,025   3,329,799
    5.000%, 02/01/16.......................................   2,875   3,280,145
 County of El Paso (GO) (NATL-RE)
    5.000%, 02/15/16.......................................   2,490   2,831,105
 County of Fort Bend (GO) (NATL-RE)
    5.000%, 03/01/13.......................................   2,110   2,142,810
 Dallas Area Rapid Transit (RB) (FGIC)
    5.000%, 12/01/12.......................................  10,475  10,511,558

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
TEXAS -- (Continued)
Dallas Waterworks & Sewer System (RB) (AMBAC)
   5.000%, 10/01/14....................................... $ 9,000 $  9,795,870
Denton County (GO) Series A
   5.000%, 07/15/15.......................................   3,960    4,428,389
Fort Bend Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/15.......................................   3,000    3,366,600
Fort Worth Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/13.......................................   8,025    8,132,134
Houston Independent School District (GO) Series A-1
   5.000%, 02/15/15.......................................   4,000    4,405,200
North Texas Municipal Water District (RB)
   5.000%, 09/01/14.......................................     605      655,935
   5.000%, 06/01/16.......................................   2,130    2,454,995
Northwest Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/15.......................................   1,000    1,102,020
Nueces County (GO)
   2.000%, 02/15/15.......................................   2,375    2,455,038
San Marcos Consolidated Independent School District (GO)
  (PSF-GTD)
   5.250%, 08/01/14.......................................   3,195    3,470,249
Socorro Independent School District (GO) (PSF-GTD)
   5.250%, 08/15/14.......................................   2,270    2,466,514
Texas Public Finance Authority (RB) Series A
   5.000%, 01/01/14.......................................   5,000    5,271,450
   5.000%, 07/01/15.......................................  10,000   11,179,900
   5.000%, 01/01/16.......................................   3,345    3,803,232
Texas State (GO)
   5.000%, 10/01/16.......................................   5,000    5,847,950
Texas State (RN)
   2.500%, 08/30/13.......................................  35,000   35,663,600
Texas State Transportation Commission (RB)
   4.000%, 04/01/13.......................................   1,500    1,523,340
   5.000%, 04/01/14.......................................   5,870    6,254,955
Texas Tech University (RB) Series 12
   5.000%, 02/15/16.......................................   2,095    2,392,993
University of Texas (RB) Series A
   5.000%, 07/01/14.......................................   5,250    5,656,245
University of Texas (RB) Series B
   5.250%, 08/15/13.......................................   3,850    4,001,305
University of Texas (RB) Series F
   5.000%, 08/15/15.......................................   2,405    2,703,148
Williamson County (GO) (NATL-RE)
   5.000%, 02/15/14.......................................   5,000    5,299,450
                                                                   ------------
TOTAL TEXAS...............................................          262,534,650
                                                                   ------------
UTAH -- (3.3%)
Alpine School District (GO) (SCH BD GTY)
   3.000%, 03/15/16.......................................   2,770    2,987,971
City of Salt Lake (GO)
   2.500%, 06/28/13.......................................  19,000   19,288,420
Davis County School District (GO) Series B
   5.000%, 06/01/13.......................................   2,000    2,054,880
Salt Lake County (GO)
   2.000%, 12/27/12.......................................  23,000   23,066,700
Utah State (GO) Series B
   4.000%, 07/01/13.......................................   4,700    4,817,547
                                                                   ------------
TOTAL UTAH................................................           52,215,518
                                                                   ------------
VIRGINIA -- (3.2%)
City of Norfolk (GO) Series A
   4.000%, 03/01/16.......................................   2,000    2,220,540
City of Richmond (GO) Series C (ST AID WITHHLDG)
   5.000%, 07/15/15.......................................   5,325    5,950,262
Fairfax County (GO) Series A (ST AID WITHHLDG)
   5.000%, 04/01/13.......................................   9,975   10,170,610
   5.000%, 04/01/14.......................................   9,375    9,996,656
   4.000%, 04/01/16.......................................   3,065    3,426,793
Loudoun County (GO) Series B
   4.000%, 11/01/12.......................................   1,000    1,000,000
Loudoun County (GO) Series B (ST AID WITHHLDG)
   5.000%, 12/01/13.......................................   5,285    5,555,381
Virginia State Public School Authority (RB)
   5.250%, 08/01/13.......................................   6,385    6,622,905

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     ----------- --------------
                                                       (000)
VIRGINIA -- (Continued)
Virginia State Public School Authority (RB) Series B
   5.000%, 08/01/13................................. $     5,505 $    5,699,987
                                                                 --------------
TOTAL VIRGINIA......................................                 50,643,134
                                                                 --------------
WASHINGTON -- (6.6%)
City of Seattle (GO)
   5.000%, 05/01/14.................................       8,300      8,873,945
City of Seattle (GO) Series B
   5.000%, 08/01/15.................................       7,385      8,281,391
King County School District No. 1 (GO) (SCH BD GTY)
   5.000%, 12/01/13.................................      15,000     15,760,800
King County School District No. 414 (GO) (NATL-RE
  SCH BD GTY)
   5.000%, 12/01/13.................................       1,500      1,576,080
King County Sewer Enterprise (RB)
   4.000%, 01/01/15.................................       6,595      7,084,811
   4.000%, 01/01/16.................................       6,510      7,198,628
King County Sewer Revenue (RB) Series B
   5.000%, 01/01/14.................................       5,075      5,347,477
Snohomish County Public Utility District No .1 (RB)
   5.000%, 12/01/15.................................       5,000      5,647,400
Washington State (GO) (AGM)
   5.000%, 07/01/14.................................       5,145      5,538,695
Washington State (GO) Series 2010C
   5.000%, 01/01/15.................................       6,100      6,690,541
Washington State (GO) Series A
   5.000%, 01/01/16.................................       2,000      2,274,660
Washington State (GO) Series C
   5.000%, 02/01/14.................................       6,895      7,293,600
Washington State (GO) Series D
   5.000%, 01/01/14.................................       3,330      3,508,788
Washington State (GO) Series R-2010A
   5.000%, 01/01/15.................................      10,960     12,021,038
   5.000%, 01/01/17.................................       1,215      1,426,422
Washington State (GO) Series R-2011C
   4.000%, 07/01/15.................................       4,000      4,367,720
                                                                 --------------
TOTAL WASHINGTON....................................                102,891,996
                                                                 --------------
WISCONSIN -- (1.8%)
Wisconsin State (GO) Series 1 (AMBAC)
   5.000%, 05/01/16.................................      14,075     16,210,037
Wisconsin State (GO) Series A
   4.000%, 05/01/16.................................       5,090      5,686,599
   5.000%, 05/01/16.................................       4,780      5,505,078
                                                                 --------------
TOTAL WISCONSIN.....................................                 27,401,714
                                                                 --------------
TOTAL MUNICIPAL BONDS...............................              1,532,167,990
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (2.1%)
   BlackRock Liquidity Funds MuniFund Portfolio.....  33,221,282     33,221,282
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,542,400,138).............................             $1,565,389,272
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Municipal Bonds..............          -- $1,532,167,990   --    $1,532,167,990
Temporary Cash Investments... $33,221,282             --   --        33,221,282
                              ----------- --------------   --    --------------
TOTAL........................ $33,221,282 $1,532,167,990   --    $1,565,389,272
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 MUNICIPAL BONDS -- (98.9%)
 ALASKA -- (0.5%)
 Borough of North Slope (GO) Series A
        4.000%, 06/30/18..................................... $  400 $  461,268
                                                                     ----------
 ARIZONA -- (1.7%)
 City of Phoenix (GO) Series A
        5.000%, 07/01/15.....................................    400    445,956
 City of Scottsdale (GO)
        5.000%, 07/01/15.....................................    500    558,855
 Pima County (GO)
        3.000%, 07/01/16.....................................    450    480,046
                                                                     ----------
    TOTAL ARIZONA............................................         1,484,857
                                                                     ----------
 ARKANSAS -- (0.5%)
 Springdale School District No. 50 (GO) Series A (ST AID
   WITHHLDG)
        4.000%, 06/01/16.....................................    400    442,004
                                                                     ----------
 CALIFORNIA -- (0.3%)
 Los Angeles Unified School District (GO) Series KRY
        5.000%, 07/01/15.....................................    250    278,442
                                                                     ----------
 COLORADO -- (2.3%)
 Adams & Arapahoe Joint School District 28J (GO) (ST AID
   WITHHLDG)
        5.000%, 12/01/21.....................................    425    533,906
 Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
        3.000%, 12/15/16.....................................    750    818,827
 Boulder County (RB)
        5.000%, 07/15/18.....................................    540    652,941
                                                                     ----------
    TOTAL COLORADO...........................................         2,005,674
                                                                     ----------
 CONNECTICUT -- (0.9%)
 Connecticut State (ST) Revenue Series A (AMBAC)
        4.000%, 08/01/16.....................................    300    335,997
 Town of Trumbull (GO) Series A
        3.000%, 09/01/16.....................................    450    488,966
                                                                     ----------
    TOTAL CONNECTICUT........................................           824,963
                                                                     ----------
 FLORIDA -- (6.9%)
 City of Jacksonville (RB)
        5.000%, 10/01/18.....................................    315    381,241
 City of Tallahassee Energy System (RB)
        5.000%, 10/01/20.....................................    250    302,958
 Florida State Board of Education (GO) Series A
        5.000%, 06/01/17.....................................    150    178,377
        5.000%, 06/01/19.....................................    450    554,872
 Florida State Board of Education (GO) Series B
        5.000%, 06/01/17.....................................    300    356,754
        5.000%, 06/01/20.....................................    800    997,760
 Florida State Board of Education (GO) Series D
        5.000%, 06/01/22.....................................  1,000  1,265,140
 Pasco County Water & Sewer (RB) Series A
        4.000%, 10/01/17.....................................    320    358,499
 Tampa Bay Water Supply (RB)
        5.000%, 10/01/19.....................................    450    555,273
 Tampa Bay Water Supply (RB) Series A
        5.000%, 10/01/16.....................................  1,000  1,161,590
                                                                     ----------
    TOTAL FLORIDA............................................         6,112,464
                                                                     ----------
 GEORGIA -- (1.9%)
 Georgia State Road & Tollway Authority (RB) Series A
        5.000%, 06/01/16.....................................  1,200  1,385,400
 Gordon County School District (GO) (ST AID WITHHLDG)
        3.000%, 09/01/17.....................................    250    274,098
                                                                     ----------
    TOTAL GEORGIA............................................         1,659,498
                                                                     ----------
 HAWAII -- (1.4%)
 City & County of Honolulu (GO) Series B
        5.000%, 08/01/20.....................................    350    437,154
 City & County of Honolulu (GO) Series B (AGM)
        5.250%, 07/01/17.....................................    545    653,400

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ ----------
                                                             (000)
 HAWAII -- (Continued)
 Hawaii State (GO) Series DO
        5.000%, 08/01/16.................................... $  100 $  116,001
                                                                    ----------
    TOTAL HAWAII............................................         1,206,555
                                                                    ----------
 ILLINOIS -- (1.0%)
 Chicago Park District (GO) Series 2008E
        5.000%, 11/15/18....................................    250    307,368
 University of Illinois (RB) Series A
        5.000%, 04/01/20....................................    500    606,980
                                                                    ----------
    TOTAL ILLINOIS..........................................           914,348
                                                                    ----------
 IOWA -- (0.9%)
 City of Ankeny (GO) Series D
        4.000%, 06/01/18....................................    700    808,605
                                                                    ----------
 KANSAS -- (2.4%)
 City of Topeka (GO) Series A
        4.000%, 08/15/15....................................    450    491,558
 Johnson County Unified School District No. 232 (GO) Series
   A
        5.000%, 09/01/17....................................    400    473,064
 Sedgwick County (GO) Series B
        3.000%, 08/01/17....................................    500    551,785
 Wyandotte County Unified Government (GO) Series A
        3.000%, 08/01/18....................................    580    641,799
                                                                    ----------
    TOTAL KANSAS............................................         2,158,206
                                                                    ----------
 LOUISIANA -- (2.4%)
 Lafayette Louisiana Public Improvement Sales (RB) Series
   ST-A
        4.000%, 03/01/17....................................  1,330  1,499,562
 Saint Tammany Parish Wide School District No. 12 (GO)
   (ASSURED GTY)
        5.000%, 03/01/16....................................    575    654,011
                                                                    ----------
    TOTAL LOUISIANA.........................................         2,153,573
                                                                    ----------
 MARYLAND -- (1.2%)
 Town of Ocean City (GO)
        3.000%, 10/01/18....................................    825    921,393
 University System of Maryland (RB) Series D
        3.000%, 04/01/15....................................    135    143,294
                                                                    ----------
    TOTAL MARYLAND..........................................         1,064,687
                                                                    ----------
 MASSACHUSETTS -- (3.6%)
 City of Woburn (GO)
        4.000%, 09/01/22....................................    350    409,752
 Town of Auburn (GO)
        2.000%, 03/15/19....................................    750    794,677
 Town of Reading (GO)
        5.000%, 02/01/18....................................  1,065  1,280,684
 Town of Westwood (GO)
        3.000%, 06/01/16....................................    600    651,036
                                                                    ----------
    TOTAL MASSACHUSETTS.....................................         3,136,149
                                                                    ----------
 MICHIGAN -- (0.7%)
 Kentwood Public Schools (GO)
        4.000%, 05/01/22....................................    500    574,850
                                                                    ----------
 MINNESOTA -- (1.5%)
 Stillwater Independent School District No. 834 (GO) Series
   A (SD CRED PROG)
        3.000%, 02/01/16....................................  1,200  1,290,636
                                                                    ----------
 MISSOURI -- (1.1%)
 City of Kansas (GO) Series A
        4.000%, 02/01/22....................................    500    586,725
 City of Liberty (GO)
        4.000%, 03/01/16....................................    385    426,380
                                                                    ----------
    TOTAL MISSOURI..........................................         1,013,105
                                                                    ----------
 NEVADA -- (3.6%)
 Clark County (RB) (AMBAC)
        5.000%, 07/01/16....................................    400    456,048
 Clark County School District (GO) Series A
        5.000%, 06/15/19....................................  1,500  1,805,145
 Clark County School District (GO) Series A (NATL-RE FGIC)
        4.500%, 06/15/17....................................    400    461,368
 Nevada State (GO) Series D
        5.000%, 06/01/17....................................    425    499,749
                                                                    ----------
    TOTAL NEVADA............................................         3,222,310
                                                                    ----------
 NEW HAMPSHIRE -- (1.2%)
 City of Dover (GO)
        3.000%, 06/15/19....................................    600    656,436
 City of Nashua (GO)
        5.000%, 03/15/17....................................    330    389,284
                                                                    ----------
    TOTAL NEW HAMPSHIRE.....................................         1,045,720
                                                                    ----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ ----------
                                                             (000)
 NEW JERSEY -- (6.9%)
 Essex County (GO) Series A
        5.000%, 08/01/20.................................... $1,000 $1,218,080
 New Milford School District (GO) (SCH BD RES FD)
        4.000%, 08/15/16....................................    440    486,741
 South Orange & Maplewood School District (GO) (SCH BD RES
   FD)
        3.000%, 03/01/22....................................    350    375,308
 Township of Livingston (GO)
        3.000%, 01/15/21....................................    350    379,914
 Township of North Brunswick (GO)
        2.000%, 08/01/18....................................  1,075  1,117,688
 Union County (GO) Series B
        3.000%, 03/01/22....................................  2,360  2,524,468
                                                                    ----------
    TOTAL NEW JERSEY........................................         6,102,199
                                                                    ----------
 NEW MEXICO -- (2.7%)
 Farmington Municipal School District No. 5 (GO) (ST AID
   WITHHLDG)
        4.000%, 09/01/20....................................    945  1,109,600
 Las Cruces School District No. 2 (GO) Series A (ST AID
   WITHHLDG)
        4.000%, 08/01/19....................................  1,000  1,164,530
        4.000%, 08/01/20....................................    125    146,059
                                                                    ----------
    TOTAL NEW MEXICO........................................         2,420,189
                                                                    ----------
 NEW YORK -- (4.3%)
 City of New York (GO) Series B
        5.000%, 08/01/19....................................    600    739,734
        5.000%, 08/01/22....................................    600    750,114
 City of New York (GO) Series C
        5.250%, 08/01/18....................................    300    368,865
 City of New York (GO) Series F
        3.000%, 08/01/15....................................    150    159,680
 Malverne Union Free School District (GO) (ST AID WITHHLDG)
        2.125%, 08/01/17....................................    605    635,559
 New York State Dormitory Authority (RB) Series C
        5.000%, 03/15/19....................................    525    647,183
 New York State Urban Development Corp. (RB)
        5.000%, 12/15/18....................................    400    493,016
                                                                    ----------
    TOTAL NEW YORK..........................................         3,794,151
                                                                    ----------
 NORTH CAROLINA -- (1.4%)
 Lincoln County (GO) Series A
        2.000%, 06/01/17....................................    500    520,240
 Onslow County (GO)
        5.000%, 04/01/17....................................    600    712,884
                                                                    ----------
    TOTAL NORTH CAROLINA....................................         1,233,124
                                                                    ----------
 NORTH DAKOTA -- (0.4%)
 North Dakota State Board of Higher Education (RB) Series A
        2.000%, 04/01/16....................................    300    309,714
                                                                    ----------
 OHIO -- (3.2%)
 Oakwood City School District (GO)
        2.000%, 12/01/17....................................    280    292,116
 Ohio State (GO) Series A
        5.000%, 09/15/22....................................    200    252,838
 Ohio State (GO) Series B
        5.000%, 08/01/17....................................    400    477,552
 Ohio State (GO) Series C
        5.000%, 09/15/21....................................  1,000  1,258,200
 Ohio State Major New Street Infrastructure Project (RB)
   Series 2008-1
        5.500%, 06/15/15....................................    500    561,710
                                                                    ----------
    TOTAL OHIO..............................................         2,842,416
                                                                    ----------
 OKLAHOMA -- (3.8%)
 City of Tulsa (GO)
        5.000%, 12/01/17....................................    400    483,340
 Cleveland County Independent School District No. 29 (GO)
        1.500%, 03/01/16....................................  1,250  1,284,025
 Tulsa County Independent School District No. 1 (GO)
        2.000%, 09/01/15....................................  1,090  1,132,020
 Tulsa County Independent School District No. 3 (GO)
        2.000%, 04/01/16....................................    425    442,973
                                                                    ----------
    TOTAL OKLAHOMA..........................................         3,342,358
                                                                    ----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                            FACE
                                                                           AMOUNT   VALUE+
                                                                           ------ -----------
                                                                           (000)
OREGON -- (2.3%)
City of Portland (GO)
       4.000%, 06/01/20................................................... $  935 $ 1,092,968
Deschutes County (GO)
       3.000%, 12/01/15...................................................    225     240,134
Deschutes County Administrative School District No. 1 (GO) (NATL-RE FGIC)
       5.000%, 06/15/16...................................................    200     229,994
Washington County School District No. 1 (GO) (NATL-RE FGIC)
       5.250%, 06/15/17...................................................    400     479,816
                                                                                  -----------
   TOTAL OREGON...........................................................          2,042,912
                                                                                  -----------
PENNSYLVANIA -- (2.4%)
Marple Newtown School District (GO) (AGM ST AID WITHHLDG)
       4.000%, 06/01/16...................................................    375     413,685
Monroe County (GO)
       4.000%, 12/15/18...................................................    400     462,480
West View Municipal Authority (RB)
       4.000%, 11/15/20...................................................  1,100   1,269,466
                                                                                  -----------
   TOTAL PENNSYLVANIA.....................................................          2,145,631
                                                                                  -----------
RHODE ISLAND -- (0.4%)
Rhode Island State & Providence Plantations (GO) Series A
       5.000%, 08/01/22...................................................    300     371,484
                                                                                  -----------
SOUTH CAROLINA -- (0.4%)
Clemson University (RB)
       3.000%, 05/01/21...................................................    350     382,638
                                                                                  -----------
TENNESSEE -- (3.0%)
City of Johnson City (GO)
       3.000%, 06/01/19...................................................    875     967,829
City of Pigeon Forge (GO)
       4.000%, 06/01/21...................................................    670     784,275
Williamson County (GO) Series A
       4.000%, 05/01/22...................................................    300     359,649
Wilson County (GO) (NATL-RE)
       5.000%, 04/01/15...................................................    450     499,162
                                                                                  -----------
   TOTAL TENNESSEE........................................................          2,610,915
                                                                                  -----------
TEXAS -- (17.2%)
Austin Independent School District (GO) (PSF-GTD)
       5.000%, 08/01/20...................................................    350     440,640
City of Copperas Cove (GO)
       4.000%, 08/15/15...................................................    750     817,530
City of Fort Worth Water & Sewer System (RB)
       5.000%, 02/15/19...................................................    400     491,916
City of Houston (GO) Series A
       5.000%, 03/01/21...................................................  1,500   1,878,630
City of Richardson (GO)
       4.250%, 02/15/18...................................................    400     468,012
City of San Antonio Electric & Gas (RB) Series D
       5.000%, 02/01/19...................................................    400     491,908
Galveston County (GO)
       5.000%, 02/01/22...................................................  1,000   1,249,020
Grayson County (GO)
       5.000%, 01/01/21...................................................  1,990   2,464,157
Harris County (GO) Series A
       4.000%, 10/01/18...................................................    430     503,255
Harris County Metropolitan Transit Authority (RB) Series B
       4.000%, 11/01/18...................................................    400     467,052
Houston Community College System (GO)
       5.000%, 02/15/17...................................................  1,000   1,177,650
La Porte Independent School District (GO)
       5.000%, 02/15/21...................................................  1,700   2,109,207
Mansfield Independent School District (GO)
       5.000%, 02/15/20...................................................  1,000   1,233,450
Mansfield Independent School District (GO) Series A (PSF-GTD)
       5.000%, 02/15/22...................................................    500     633,690
Pflugerville Independent School District (GO) (PSF-GTD)
       5.000%, 08/15/16...................................................    350     406,578
Texas Transportation Commission (RB)
       5.250%, 04/01/26...................................................    300     402,822
                                                                                  -----------
   TOTAL TEXAS............................................................         15,235,517
                                                                                  -----------
UTAH -- (0.5%)
Davis County (GO)
       4.000%, 02/01/18...................................................    350     402,686
                                                                                  -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                            -------- -----------
                                                             (000)
VIRGINIA -- (1.3%)
City of Newport News (GO) Series A
       2.000%, 07/15/18.................................... $    515 $   541,677
Virginia State Public School Authority (RB) Series D (ST
  AID WITHHLDG)
       5.250%, 08/01/18....................................      500     616,340
                                                                     -----------
   TOTAL VIRGINIA..........................................            1,158,017
                                                                     -----------
WASHINGTON -- (10.5%)
City of Seattle Municipal Light & Power (RB) Series A
       5.000%, 06/01/22....................................      310     391,883
City of Seattle Municipal Light & Power (RB) Series B
       5.000%, 02/01/16....................................      425     484,742
Clark County School District No. 119 Battleground (GO)
  (SCH BD GTY)
       4.000%, 12/01/22....................................    2,000   2,345,320
King County (GO)
       5.000%, 01/01/21....................................      425     531,008
King County School District No. 210 (GO) (SCH BD GTY)
       2.000%, 12/01/18....................................    1,200   1,263,984
King County School District No. 415 (GO) (AGM SCH BD GTY)
       5.000%, 12/01/17....................................      425     511,674
Snohomish County Public Utility District No. 1 (RB)
       5.000%, 12/01/19....................................      400     494,208
Spokane County Wastewater System (RB) Series A
       5.000%, 12/01/15....................................      300     339,138
Thurston County School District No. 111 (GO) (SCH BD GTY)
       5.000%, 12/01/21....................................      425     535,925
Washington State (GO)
       5.000%, 07/01/17....................................      300     357,315
Washington State (GO) Series B-1
       5.000%, 08/01/21....................................      900   1,136,052
Washington State (GO) Series D
       5.000%, 02/01/19....................................      400     491,640
Washington State (GO) Series R-2012C
       4.000%, 07/01/21....................................      350     413,298
                                                                     -----------
   TOTAL WASHINGTON........................................            9,296,187
                                                                     -----------
WISCONSIN -- (2.2%)
Milwaukee County (GO) Series A
       5.000%, 10/01/16....................................      420     489,103
Milwaukee County Metropolitan Sewer District (GO) Series A
       5.500%, 10/01/15....................................      350     398,450
Sun Prairie Area School District (GO)
       4.000%, 03/01/20....................................      570     654,810
Swallow School District (GO)
       2.000%, 04/01/16....................................      390     406,228
                                                                     -----------
   TOTAL WISCONSIN.........................................            1,948,591
                                                                     -----------
TOTAL MUNICIPAL BONDS......................................           87,496,643
                                                                     ===========

                                                             SHARES
                                                            --------
TEMPORARY CASH INVESTMENTS -- (1.1%)
   BlackRock Liquidity Funds MuniFund Portfolio............  948,733     948,733
                                                                     -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $87,771,776)...........          $88,445,376
                                                                     ===========

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------- ----------- ------- -----------
Municipal Bonds.......................       -- $87,496,643   --    $87,496,643
Temporary Cash Investments............ $948,733          --   --        948,733
                                       -------- -----------   --    -----------
TOTAL................................. $948,733 $87,496,643   --    $88,445,376
                                       ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 MUNICIPAL BONDS -- (97.7%)
 CALIFORNIA -- (97.7%)
 Anaheim Public Financing Authority (RB)
    4.500%, 08/01/13......................................... $  800 $  823,872
    4.000%, 08/01/14.........................................    550    583,484
 Anaheim Union High School District (GO) (AGM)
    5.000%, 08/01/13.........................................    700    724,633
    5.000%, 08/01/14.........................................    800    864,864
 Atascadero Unified School District (GO) Series A (AGM)
    3.000%, 08/01/15.........................................    315    333,119
 Bay Area Toll Authority (RB) Series F
    5.000%, 04/01/13.........................................    775    790,043
    3.900%, 04/01/14.........................................    900    945,144
    5.000%, 04/01/15.........................................    495    547,816
 California Educational Facilities Authority (RB)
    5.000%, 10/01/16.........................................    700    799,456
 California Educational Facilities Authority (RB) Series A
    5.000%, 04/01/13.........................................  2,250  2,293,942
 California Educational Facilities Authority (RB) Series P
    5.250%, 12/01/13.........................................    925    974,802
 California Educational Facilities Authority (RB) Series T-4
    5.000%, 03/15/14.........................................  3,890  4,139,816
 California Infrastructure & Economic Development Bank (RB)
   (AGM)
    5.250%, 07/01/13.........................................  2,000  2,066,800
 California Infrastructure & Economic Development Bank (RB)
   Series A (AMBAC)
    5.250%, 10/01/13.........................................  4,900  5,117,805
 California State (GO)
    5.250%, 03/01/13.........................................    850    863,761
    3.000%, 09/01/13.........................................  1,500  1,533,735
    4.200%, 11/01/13.........................................  1,825  1,895,792
    5.000%, 03/01/14.........................................  2,925  3,099,418
    5.000%, 03/01/14.........................................  2,850  3,019,945
    5.000%, 03/01/14.........................................    800    847,704
    5.000%, 04/01/14.........................................  1,750  1,860,915
    5.000%, 04/01/14.........................................    555    590,176
    5.000%, 05/01/14.........................................  5,075  5,414,923
    4.500%, 06/01/14.........................................    750    797,168
    5.000%, 06/01/14.........................................  3,065  3,281,726
    5.000%, 08/01/14.........................................  1,480  1,595,692
    4.000%, 09/01/14.........................................    875    930,475
    4.000%, 10/01/14.........................................  1,000  1,066,290
    3.000%, 11/01/14.........................................    665    697,725
    5.000%, 11/01/14.........................................  2,000  2,177,480
    6.000%, 02/01/15.........................................    950  1,063,677
    3.000%, 03/01/15.........................................    500    527,390
    5.000%, 03/01/15.........................................  3,900  4,293,198
    5.000%, 03/01/15.........................................    500    550,410
    4.000%, 04/01/15.........................................    700    756,406
    5.000%, 04/01/15.........................................  1,000  1,104,420
    5.000%, 09/01/15.........................................  1,000  1,121,440
    5.000%, 10/01/15.........................................  1,000  1,125,000
    5.000%, 10/01/15.........................................    500    562,500
    3.000%, 11/01/15.........................................    500    534,570
    5.000%, 12/01/15.........................................    700    792,008
    5.000%, 02/01/16.........................................  1,275  1,448,056
    5.000%, 03/01/16.........................................  1,245  1,418,279
    3.000%, 09/01/16.........................................  1,500  1,623,375
    5.000%, 09/01/16.........................................  2,350  2,719,820
    4.000%, 10/01/16.........................................  1,175  1,318,808
    5.000%, 10/01/16.........................................  2,090  2,425,968
    5.000%, 10/01/16.........................................    795    922,796
    5.000%, 11/01/16.........................................  2,410  2,804,541
    5.500%, 04/01/18.........................................    750    913,905
 California State (GO) (AMBAC)
    5.000%, 02/01/14.........................................    770    813,128
    6.000%, 04/01/16.........................................  1,265  1,487,412
    6.000%, 02/01/17.........................................  1,000  1,204,680
 California State (GO) (NATL-RE FGIC)
    5.000%, 03/01/14.........................................  1,565  1,658,321
 California State (GO) (NATL-RE)
    4.000%, 09/01/14.........................................  1,000  1,063,400
    4.125%, 06/01/15.........................................    200    217,806
    5.000%, 06/01/15.........................................    310    344,509
    4.000%, 09/01/15.........................................    500    546,760
 California State (GO) Series 2
    4.000%, 09/01/15.........................................    750    820,140
 California State (GO) Series CF
    2.250%, 12/01/13.........................................    500    506,910

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 California State Department of Transportation (RB) Series A
   (NATL-RE FGIC)
    4.500%, 02/01/13......................................... $1,000 $1,010,290
    5.000%, 02/01/15.........................................  2,275  2,497,791
 California State Department of Water Resources (RB)
    5.500%, 12/01/13.........................................  1,075  1,135,630
 California State Department of Water Resources (RB)
   (NATL-RE)
    5.000%, 12/01/14.........................................  1,500  1,641,270
 California State Department of Water Resources (RB) Series
   AE
    5.000%, 12/01/14.........................................    575    629,154
 California State Department of Water Resources (RB) Series L
    4.000%, 05/01/15.........................................  2,490  2,705,933
    5.000%, 05/01/15.........................................  3,750  4,167,862
    5.000%, 05/01/16.........................................    385    443,689
    5.000%, 05/01/17.........................................  1,100  1,307,053
 California State Department of Water Resources (RB) Series M
    5.000%, 05/01/14.........................................    750    801,862
    4.000%, 05/01/15.........................................  2,250  2,445,120
    4.000%, 05/01/16.........................................  2,250  2,514,555
 California State Economic Recovery (GO) (ETM) Series A
   (NATL-RE)
    5.250%, 07/01/13.........................................  1,845  1,905,996
 California State Economic Recovery (GO) Series A
    5.250%, 07/01/13.........................................    870    898,588
    5.250%, 07/01/14.........................................  1,945  2,102,856
    5.250%, 07/01/14.........................................     95    102,760
 California State Economic Recovery (GO) Series A (NATL-RE
   FGIC)
    5.250%, 07/01/14.........................................  3,445  3,724,596
 California State Economic Recovery (GO) Series A (NATL-RE)
    5.250%, 07/01/13.........................................  2,180  2,251,635
 California State Public Works Board of Regents University
   California (RB) Series A
    5.000%, 03/01/14.........................................    860    911,523
 California State Public Works Board of Regents University
   California (RB) Series B (NATL-RE FGIC)
    5.000%, 06/01/17.........................................  1,275  1,511,780
 California State University (RB) Series A
    3.000%, 11/01/12.........................................    500    500,000
    5.000%, 11/01/15.........................................  5,600  6,321,672
    5.000%, 11/01/16.........................................    500    582,925
 California State University (RB) Series A (AGM)
    4.000%, 11/01/12.........................................  1,000  1,000,000
    4.000%, 11/01/12.........................................    545    545,000
 Charter Oak Unified School District (GO) Series B (AGM)
    5.000%, 07/01/13.........................................  2,805  2,893,161
 City & County of San Francisco (GO)
    4.000%, 06/15/15.........................................  2,000  2,180,800
 City & County of San Francisco (GO) Series 2008-R1
    5.000%, 06/15/14.........................................    500    537,655
 City & County of San Francisco (GO) Series A
    4.000%, 06/15/13.........................................  1,000  1,023,130
    5.000%, 06/15/15.........................................  2,490  2,779,612
    5.000%, 06/15/15.........................................    750    837,232
 City & County of San Francisco Public Utilities Commission
   (RB) Series A (AGM)
    5.000%, 11/01/12.........................................  4,810  4,810,000
 City & County of San Francisco Public Utilities Commission
   (RB) Series C
    5.000%, 11/01/13.........................................    525    549,560
 City of Bakersfield School District (GO) Series A (AGM)
    4.000%, 11/01/14.........................................    400    420,732
 City of Fairfield (RB) (AGM)
    4.250%, 04/01/13.........................................    500    508,185
 City of Folsom (GO)
    4.000%, 08/01/14.........................................  1,285  1,353,786
 City of Los Angeles (GO) Series A
    2.500%, 09/01/13.........................................  2,500  2,546,175
    3.000%, 09/01/15.........................................  3,000  3,207,270
    3.250%, 09/01/16.........................................    500    549,790

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
CALIFORNIA -- (Continued)
City of Los Angeles (GO) Series A (NATL-RE FGIC)
   5.250%, 09/01/13........................................ $ 1,000 $ 1,041,040
City of Los Angeles (GO) Series A (NATL-RE)
   5.250%, 09/01/14........................................   1,000   1,088,920
City of Los Angeles (RB) Series A
   5.000%, 06/01/13........................................   1,300   1,333,527
   4.000%, 06/01/14........................................     520     545,189
   4.000%, 06/01/15........................................   2,000   2,153,560
City of Oakland (GO)
   5.000%, 01/15/15........................................     500     545,815
City of San Diego (GO) Series A
   2.500%, 06/28/13........................................  14,000  14,214,340
City of San Jose (GO)
   5.000%, 09/01/14........................................     500     541,620
City of Vernon (RB) Series A
   5.250%, 08/01/14........................................   1,300   1,373,411
Coast Community College District (GO) (NATL-RE)
   5.250%, 08/01/14........................................   1,000   1,085,960
Colton Joint Unified School District (GO)
   5.000%, 08/01/16........................................   1,000   1,148,410
Contra Costa Community College District (GO) (NATL-RE FGIC)
   5.000%, 08/01/13........................................   1,905   1,972,475
   5.000%, 08/01/14........................................   1,985   2,147,036
Contra Costa County Public Financing Authority (RB) Series
  B (NATL-RE)
   5.000%, 06/01/15........................................   1,700   1,859,953
Contra Costa Water District (RB) Series B
   4.000%, 10/01/14........................................  10,000  10,690,600
Cupertino Union School District (GO) Series B
   4.000%, 08/01/15........................................   1,260   1,381,250
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
   3.000%, 08/15/16........................................     955   1,013,561
Desert Sands Unified School District (GO) (AGM)
   5.000%, 06/01/14........................................   3,275   3,516,236
   5.000%, 06/01/14........................................     600     644,196
East Bay Regional Park District (GO).......................
   4.000%, 09/01/13........................................   1,375   1,416,745
Eastern Municipal Water District (RB) Series A
   4.000%, 07/01/13........................................   2,120   2,172,597
El Camino Community College District (GO) Series A
  (NATL-RE)
   5.000%, 08/01/13........................................   3,060   3,168,385
   5.000%, 08/01/13........................................   2,915   3,018,249
   5.000%, 08/01/13........................................   1,600   1,656,672
El Monte Union High School District (GO) Series A (FSA)
   5.000%, 06/01/13........................................   2,185   2,244,956
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
   5.500%, 08/01/14........................................     550     594,644
Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
   4.000%, 05/01/16........................................   1,000   1,101,880
Fairfield-Suisun Unified School District Financing Corp.
  (GO)
   2.500%, 08/01/16........................................     750     788,918
Folsom Cordova Unified School District School Facilities
  Improvement District No. 4 (GO) Series A (NATL-RE)
   5.000%, 10/01/16........................................     550     622,078
Fontana Unified School District (GO)
   4.000%, 12/01/12........................................   1,000   1,002,450
Foothill-De Anza Community College District (GO) Series B
   5.250%, 08/01/13........................................   3,675   3,811,930
   5.250%, 08/01/13........................................   2,000   2,074,520
Fremont Union High School District (GO)
   5.000%, 09/01/15........................................     925   1,035,676
Fresno Unified School District (GO) Series A
   2.000%, 08/01/14........................................     720     740,700
   4.000%, 08/01/16........................................   1,695   1,883,111
Fresno Unified School District (GO) Series A (AGM)
   4.000%, 08/01/17........................................   1,820   2,059,439

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                        FACE
                                                                       AMOUNT    VALUE+
                                                                       ------- -----------
                                                                       (000)
CALIFORNIA -- (Continued)
Gilroy Public Facilities Financing Authority (RB)
   4.000%, 11/01/14................................................... $   400 $   424,552
Glendale Unified School District (GO)
   4.000%, 09/01/15...................................................   1,160   1,258,623
Golden West Schools Financing Authority (RB) (NATL-RE FGIC)
   5.000%, 08/01/13...................................................     525     543,554
Grossmont Union High School District (GO) (NATL-RE)
   4.000%, 08/01/13...................................................     500     513,905
   5.000%, 08/01/15...................................................   1,160   1,301,810
Hacienda La Puente Unified School District (GO) Series B (AGM)
   5.000%, 08/01/13...................................................   4,340   4,493,723
Hemet Unified School District (GO) Series A (AGM)
   5.750%, 08/01/14...................................................     500     543,010
   5.625%, 08/01/15...................................................     355     399,347
Huntington Beach Public Financing Authority (RB)
   3.000%, 09/01/16...................................................     950   1,023,292
Kern High School District (GO) Series C (NATL-RE FGIC)
   5.500%, 08/01/14...................................................     650     699,933
Long Beach Unified School District (GO) Series A
   5.000%, 08/01/13...................................................   2,500   2,587,975
   4.000%, 08/01/14...................................................   2,335   2,483,880
   5.000%, 08/01/14...................................................   1,000   1,081,080
Los Angeles Community College District (GO) Series A (AGM)
   5.250%, 08/01/13...................................................     825     855,740
   5.250%, 08/01/14...................................................   4,000   4,338,000
Los Angeles Community College District (GO) Series F-1
   3.250%, 08/01/14...................................................   2,300   2,417,990
   3.000%, 08/01/15...................................................     500     534,240
Los Angeles County Metropolitan Transportation Authority (RB)
   3.000%, 07/01/13...................................................   1,750   1,781,850
   4.000%, 07/01/13...................................................   1,325   1,357,794
Los Angeles County Metropolitan Transportation Authority (RB) (AMBAC)
   5.000%, 07/01/14...................................................     500     538,520
Los Angeles County Transportation (RN) Series B
   2.000%, 03/29/13...................................................  13,000  13,096,720
Los Angeles Department of Water & Power (RB) Series A
   5.000%, 07/01/14...................................................   1,715   1,847,124
Los Angeles Municipal Improvement Corp. (RB) Series A
   4.000%, 11/01/14...................................................   2,770   2,934,372
   4.000%, 11/01/16...................................................   1,795   1,965,202
Los Angeles Municipal Improvement Corp. (RB) Series A (NATL-RE FGIC)
   4.000%, 01/01/16...................................................     400     435,484
Los Angeles Municipal Improvement Corp. (RB) Series C
   3.000%, 09/01/13...................................................     730     744,220
   3.000%, 03/01/16...................................................     750     795,600
Los Angeles Municipal Improvement Corp. (RB) Series E
   5.000%, 09/01/14...................................................     690     741,398
Los Angeles Unified School District (GO) (NATL-RE)
   5.750%, 07/01/14...................................................   2,045   2,228,191
   5.750%, 07/01/15...................................................   1,170   1,327,494
Los Angeles Unified School District (GO) Series A
   4.000%, 07/01/17...................................................   5,500   6,281,000
Los Angeles Unified School District (GO) Series A (FGIC)
   6.000%, 07/01/13...................................................     400     415,136
Los Angeles Unified School District (GO) Series A (NATL-RE)
   5.000%, 07/01/13...................................................     250     257,822
Los Angeles Unified School District (GO) Series B (AMBAC)
   4.000%, 07/01/13...................................................     950     973,512
Los Angeles Unified School District (GO) Series E (AMBAC)
   5.000%, 07/01/15...................................................     400     445,844
Los Angeles Unified School District (GO) Series G (AMBAC)
   5.000%, 07/01/16...................................................     730     840,515

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT   VALUE+
                                                                   ------ ----------
                                                                   (000)
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/15............................................... $1,250 $1,392,212
Los Angeles Wastewater System (RB) Series A
   5.000%, 06/01/14...............................................  2,000  2,146,020
Los Angeles Wastewater System (RB) Series C (NATL-RE)
   5.375%, 06/01/13...............................................    600    617,604
Madera County Transportation Authority (RB) (AGM)
   3.000%, 03/01/15...............................................  1,020  1,063,105
Manteca Unified School District (GO) (AGM)
   5.250%, 08/01/14...............................................    500    542,890
Metropolitan Water District of Southern California (RB) Series C
   4.000%, 10/01/15...............................................    900    994,599
Morgan Hill Unified School District (GO) (AMBAC)
   5.000%, 08/01/13...............................................  1,240  1,283,636
Mount San Antonio Community College District (GO) Series C (AGM)
   4.000%, 09/01/14...............................................    750    793,042
Northern California Power Agency (RB) Series A
   5.000%, 07/01/17...............................................  1,000  1,175,510
Oak Park Unified School District (GO) Series A
   4.000%, 08/01/14...............................................    600    630,516
Orange County (RB) Series A (NATL-RE)
   5.000%, 06/01/15...............................................  2,000  2,208,560
Orange County Public Financing Authority (RB) (NATL-RE)
   5.000%, 07/01/16...............................................  3,000  3,429,660
Oxnard School District (GO) Series B (ASSURED GTY)
   4.000%, 08/01/14...............................................    500    523,660
Oxnard Union High School District (GO)
   4.000%, 08/01/14...............................................    475    504,516
Palm Springs Financing Authority (RB) Series A
   3.000%, 11/01/15...............................................    625    650,438
Palomar Pomerado Health (GO) Series A (AMBAC)
   5.000%, 08/01/15...............................................    500    549,610
Pasadena Unified School District (GO) (AGM)
   5.000%, 11/01/12...............................................  2,000  2,000,000
Peralta Community College District (GO)
   5.000%, 08/01/17...............................................  1,000  1,175,030
Peralta Community College District (GO) Series C
   4.000%, 08/01/14...............................................    500    531,520
   5.000%, 08/01/15...............................................  1,045  1,159,135
Piedmont Unified School District (GO)
   2.000%, 08/01/13...............................................    725    734,468
   2.000%, 08/01/14...............................................    340    349,897
Pleasanton Unified School District (GO) (AGM)
   5.250%, 08/01/16...............................................    500    575,995
Rancho Santiago Community College District (GO)
   3.000%, 09/01/15...............................................  1,195  1,277,563
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/16...............................................    300    352,260
Riverside Unified School District (GO)
   4.000%, 02/01/14...............................................    920    960,296
Sacramento Area Flood Control Agency (SA) Series A (NATL-RE FGIC)
   5.000%, 10/01/15...............................................    665    747,300
Sacramento County Sanitation District (GO) (AMBAC)
   5.000%, 12/01/14...............................................  3,790  4,154,371
Sacramento County Sanitation District (RB) (NATL-RE)
   5.000%, 08/01/14...............................................    750    810,952
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/14...............................................  1,000  1,081,400
Sacramento Suburban Water District (RB) Series A
   1.000%, 11/01/12...............................................  1,995  1,995,000

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                              FACE
                                                                             AMOUNT    VALUE+
                                                                             ------ ------------
                                                                             (000)
CALIFORNIA -- (Continued)
San Diego County Regional Transportation Commission (RB) Series A
   2.000%, 04/01/13......................................................... $3,000 $  3,022,380
San Diego County Water Authority (CP) Series A (NATL-RE FGIC)
   5.250%, 05/01/13.........................................................    795      814,008
San Diego Public Facilities Financing Authority (RB) Series A
   4.500%, 05/15/14.........................................................  2,560    2,721,331
San Diego Public Facilities Financing Authority (RB) Series B
   5.000%, 05/15/14.........................................................  1,000    1,070,630
   5.000%, 05/15/16.........................................................  1,250    1,442,650
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
   5.000%, 08/01/16.........................................................  6,200    7,174,640
San Diego Unified School District (GO) Series F (AGM)
   5.000%, 07/01/14.........................................................  1,555    1,675,606
San Francisco Community College District (GO) Series A (AGM)
   5.000%, 06/15/15.........................................................  1,940    2,162,421
San Francisco Community College District (GO) Series C
   3.000%, 06/15/14.........................................................    930      967,563
San Francisco Community College District (GO) Series C (AGM)
   5.000%, 06/15/14.........................................................  1,015    1,091,095
San Jose Evergreen Community College District (GO) Series A
   3.000%, 08/01/13.........................................................  1,000    1,020,660
San Jose Unified School District (GO) (NATL-RE FGIC)
   5.000%, 08/01/14.........................................................    810      875,675
San Juan Unified School District (GO) (AGM)
   4.000%, 08/01/14.........................................................    625      664,850
   4.000%, 08/01/15.........................................................    600      649,860
San Juan Unified School District (GO) Series B
   3.000%, 08/01/16.........................................................    700      750,981
San Marino Unified School District (GO) Series A
   5.250%, 07/01/14.........................................................    500      537,895
San Mateo County Community College District (GO) Series A
   4.500%, 09/01/13.........................................................  2,000    2,069,760
Santa Clara Unified School District (GO)
   2.000%, 07/01/13.........................................................  1,645    1,663,835
   4.000%, 07/01/13.........................................................    915      937,463
   4.000%, 07/01/15.........................................................    500      544,995
Santa Margarita-Dana Point Authority (RB) Series B (GO OF DIST)
   4.000%, 08/01/17.........................................................  1,000    1,145,990
Solano County Community College District (GO) (NATL-RE)
   5.000%, 08/01/15.........................................................    940    1,048,091
Southern California Public Power Authority (RB)
   4.000%, 07/01/15.........................................................    400      437,776
Southern California Public Power Authority (RB) Series A (AMBAC)
   5.000%, 07/01/13.........................................................  1,545    1,593,559
Torrance Unified School District (GO)
   4.000%, 08/01/13.........................................................    830      853,082
University of California (RB) Series E (NATL-RE)
   5.000%, 05/15/13.........................................................  1,560    1,599,640
   5.000%, 05/15/14.........................................................  3,180    3,408,165
University of California (RB) Series O
   5.000%, 05/15/14.........................................................  3,275    3,509,981
Vista Unified School District (GO) (AGM)
   4.000%, 08/01/15.........................................................  1,000    1,092,500
Washington Township Health Care District (GO) Series A
   6.500%, 08/01/14.........................................................    750      825,045
West Contra Costa Unified School District (GO) (AGM)
   5.000%, 08/01/17.........................................................    650      751,420
                                                                                    ------------
TOTAL MUNICIPAL BONDS.......................................................         381,957,595
                                                                                    ------------

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                      SHARES      VALUE+
                                                     --------- ------------
    TEMPORARY CASH INVESTMENTS -- (2.3%)
       BlackRock Liquidity Funds MuniFund Portfolio. 8,853,619 $  8,853,619
                                                               ------------
    TOTAL INVESTMENTS -- (100.0%)
       (Cost $385,844,790)..........................           $390,811,214
                                                               ============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note).

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $381,957,595   --    $381,957,595
    Temporary Cash Investments. $8,853,619           --   --       8,853,619
                                ---------- ------------   --    ------------
    TOTAL...................... $8,853,619 $381,957,595   --    $390,811,214
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
MUNICIPAL BONDS -- (98.6%)
CALIFORNIA -- (98.6%)
Albany Unified School District (GO)
   4.000%, 08/01/21.......................................... $  240 $  278,304
Alhambra Unified School District (GO) Series A (ASSURED GTY)
   5.250%, 08/01/18..........................................    375    441,424
Alum Rock Union Elementary School District (GO) Series A
   5.000%, 09/01/21..........................................    730    898,995
Amador County Unified School District (GO)
   4.000%, 08/01/19..........................................    385    429,452
Anaheim Public Financing Authority (RB)
   5.000%, 08/01/17..........................................    500    592,590
Antelope Valley Union High School District (GO)
   4.000%, 08/01/21..........................................    500    569,480
   5.000%, 08/01/22..........................................    350    421,512
Azusa Unified School District (GO)
   5.000%, 07/01/21..........................................    425    522,448
Baldwin Park Unified School District (GO) (AGM)
   5.000%, 08/01/17..........................................    100    114,765
Bay Area Toll Authority (RB) Series F
   5.000%, 04/01/15..........................................    150    166,005
Berryessa Union School District (GO) (AMBAC)
   5.375%, 08/01/18..........................................    200    235,468
Buena Park School District (GO) (AGM)
   2.500%, 08/01/21..........................................     75     76,299
California Educational Facilities Authority (RB)
   5.000%, 10/01/16..........................................    500    571,040
California State (GO)
   4.500%, 03/01/15..........................................    200    217,862
   5.000%, 03/01/15..........................................    150    165,123
   5.000%, 03/01/15..........................................    125    137,602
   5.000%, 09/01/15..........................................    100    112,144
   5.000%, 11/01/15..........................................    100    112,824
   2.000%, 02/01/16..........................................    300    311,976
   5.000%, 02/01/16..........................................    225    255,539
   5.000%, 08/01/16..........................................    475    548,335
   5.000%, 10/01/16..........................................    300    348,225
   5.000%, 11/01/16..........................................    150    174,556
   4.250%, 08/01/17..........................................    100    114,505
   4.000%, 09/01/17..........................................  1,910  2,168,461
   5.500%, 04/01/18..........................................    250    304,635
   5.000%, 09/01/18..........................................    575    692,122
   5.000%, 10/01/18..........................................    250    301,625
   5.500%, 04/01/19..........................................    650    805,974
   3.125%, 10/01/19..........................................    100    109,863
   5.000%, 10/01/19..........................................    250    305,175
   4.000%, 11/01/19..........................................    135    156,149
   5.000%, 09/01/20..........................................    150    183,770
   5.000%, 10/01/20..........................................    175    214,644
   5.000%, 02/01/21..........................................    250    304,370
   5.000%, 04/01/21..........................................    250    304,948
   5.000%, 09/01/21..........................................    365    447,191
   4.000%, 09/01/22..........................................    525    599,581
   5.250%, 09/01/22..........................................    350    439,600
   5.250%, 10/01/22..........................................    325    407,199
California State Department of Water Resources (RB) Series M
   4.000%, 05/01/19..........................................    455    534,925
California State Economic Recovery (GO) Series A
   5.000%, 07/01/16..........................................    280    324,699
   5.000%, 07/01/17..........................................    250    298,392
   4.400%, 07/01/18..........................................    410    487,207
California State University (RB) Series A
   5.000%, 11/01/15..........................................    400    451,548
   5.000%, 11/01/19..........................................    450    556,826
California State University (RB) Series C (AGM)
   5.000%, 11/01/22..........................................    100    125,292
Chaffey Community College District (GO) Series E
   4.000%, 06/01/22..........................................    335    388,670
Chico Unified School District (GO) Series B (AGM)
   4.000%, 08/01/15..........................................    100    108,509
Chino Valley Unified School District (GO) Series A
   4.000%, 08/01/21..........................................    200    232,094

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                                    FACE
                                                                                                   AMOUNT   VALUE+
                                                                                                   ------ ----------
                                                                                                   (000)
CALIFORNIA -- (Continued)
City & County of San Francisco (GO)
   4.000%, 06/15/20............................................................................... $  800 $  948,392
City & County of San Francisco (GO) Series R1
   5.000%, 06/15/21...............................................................................    470    597,628
City of El Monte School District (GO) Series A (ASSURED GTY)
   5.000%, 08/01/15...............................................................................    175    194,215
City of Long Beach (RB) Series B
   5.000%, 05/15/19...............................................................................    250    308,768
City of Los Angeles (GO) Series A
   4.000%, 09/01/18...............................................................................    780    910,096
City of Los Angeles (GO) Series B
   5.000%, 09/01/19...............................................................................    600    748,020
City of Los Angeles (RB) Series A
   4.000%, 06/01/15...............................................................................    275    296,114
City of Riverside Water Revenue (RB) Series A
   5.000%, 10/01/18...............................................................................    300    367,872
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
   5.000%, 11/01/15...............................................................................    175    197,942
Colton Joint Unified School District (GO)
   5.000%, 08/01/21...............................................................................    900  1,099,323
Colton Joint Unified School District (GO) Series C (NATL-RE FGIC)
   5.000%, 02/01/15...............................................................................    140    152,790
Contra Costa County Public Financing Authority (RB) Series B (NATL-RE)
   5.000%, 06/01/15...............................................................................    200    218,818
Cupertino Union School District (GO) Series A
   4.000%, 08/01/17...............................................................................    275    315,978
Davis Joint Unified School District Community Facilities District (ST) (AGM)
   3.000%, 08/15/22...............................................................................  1,000  1,029,080
East Side Union High School District (GO)
   4.000%, 08/01/21...............................................................................    600    683,376
East Side Union High School District (GO) Series D
   3.000%, 08/01/19...............................................................................    825    893,549
El Dorado Irrigation District & El Dorado Water Agency (CP) Series A (ASSURED GTY)
   4.000%, 08/01/16...............................................................................    530    581,442
Enterprise Elementary School District (GO)
   4.000%, 09/01/19...............................................................................    500    573,425
Escondido Union School District (GO) Series B (NATL-RE FGIC)
   5.000%, 08/01/15...............................................................................    450    497,732
   5.000%, 08/01/16...............................................................................    400    456,668
Fallbrook Union Elementary School District (GO) Series A
   5.000%, 08/01/20...............................................................................    200    248,320
Folsom Cordova Unified School District School Facilities Improvement District No. 4 (GO) Series A
  (NATL-RE)
   5.000%, 10/01/16...............................................................................    500    565,525
Fontana Unified School District (GO)
   4.000%, 08/01/21...............................................................................  1,250  1,400,500
Franklin-Mckinley School District (GO) (ASSURED GTY)
   5.000%, 08/01/17...............................................................................    275    321,472
Fullerton Joint Union High School District (GO)
   4.000%, 08/01/16...............................................................................    135    150,298
Grossmont Union High School District (GO) Series A
   5.000%, 08/01/18...............................................................................    200    245,008
Huntington Beach Public Financing Authority (RB)
   4.000%, 09/01/18...............................................................................    200    228,614
Jurupa Unified School District (GO) (AGM)
   4.000%, 08/01/18...............................................................................    235    265,804
   5.000%, 08/01/20...............................................................................    725    866,998
Liberty Union High School District (GO)
   4.000%, 08/01/21...............................................................................    500    567,780
Lompoc Unified School District (GO) (ASSURED GTY)
   5.250%, 08/01/20...............................................................................    400    498,936

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                          FACE
                                                                                         AMOUNT  VALUE+
                                                                                         ------ --------
                                                                                         (000)
CALIFORNIA -- (Continued)
Los Angeles Convention & Exhibit Center Authority (RB) Series A
   4.500%, 08/15/18.....................................................................  $100  $112,239
Los Angeles County Metropolitan Transportation Authority (RB)
   5.000%, 07/01/17.....................................................................   525   626,624
Los Angeles County Metropolitan Transportation Authority (RB) Series A
   5.000%, 07/01/17.....................................................................   300   350,130
   5.000%, 07/01/18.....................................................................   665   793,126
Los Angeles Municipal Improvement Corp. (RB) Series A
   5.000%, 09/01/16.....................................................................   200   225,746
Los Angeles Municipal Improvement Corp. (RB) Series A (ASSURED GTY)
   4.000%, 04/01/15.....................................................................   105   112,208
Los Angeles Municipal Improvement Corp. (RB) Series C
   3.000%, 03/01/16.....................................................................   250   265,200
Los Angeles Unified School District (GO) (NATL-RE)
   5.750%, 07/01/15.....................................................................   125   141,826
Los Angeles Unified School District (GO) Series A
   3.000%, 07/01/19.....................................................................   475   525,360
   5.000%, 07/01/20.....................................................................   150   186,974
Los Angeles Unified School District (GO) Series F (FGIC)
   5.000%, 07/01/15.....................................................................   150   167,066
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/15.....................................................................   250   278,442
   5.000%, 07/01/18.....................................................................   750   909,030
Lynwood Unified School District (GO) (AGM)
   5.000%, 08/01/21.....................................................................   225   262,746
   5.000%, 08/01/22.....................................................................   485   566,373
Mendocino-Lake Community College District (GO) Series A (NATL-RE)
   5.000%, 08/01/17.....................................................................   100   113,836
Merced Union High School District (GO) Series A (ASSURED GTY)
   4.000%, 08/01/18.....................................................................   250   273,848
Montebello Unified School District (GO)
   5.000%, 08/01/20.....................................................................   250   297,985
Mount Diablo Unified School District (GO)
   4.000%, 08/01/16.....................................................................   165   184,021
   3.250%, 08/01/19.....................................................................   500   558,595
Oakland Joint Powers Financing Authority (RB) Series B (ASSURED GTY)
   4.500%, 08/01/18.....................................................................   500   563,390
Oceanside Unified School District (GO) Series A (ASSURED GTY)
   3.000%, 08/01/16.....................................................................   350   377,902
Orange County Sanitation District (CP) Series B (AGM)
   5.000%, 02/01/15.....................................................................   300   330,372
Oxnard Financing Authority (RB) Series A
   4.000%, 06/01/16.....................................................................   250   275,420
Oxnard Union High School District (GO)
   4.000%, 08/01/21.....................................................................   320   364,467
   4.000%, 08/01/22.....................................................................   500   563,535
Oxnard Union High School District (GO) Series A (AGM)
   4.000%, 08/01/15.....................................................................   245   263,838
Peralta Community College District (GO)
   5.000%, 08/01/17.....................................................................   100   116,499
Peralta Community College District (GO) (AGM)
   5.000%, 08/01/15.....................................................................   200   222,998
Plumas Unified School District (GO) (AGM)
   5.250%, 08/01/21.....................................................................   800   974,520
Pomona Unified School District (GO) Series C
   4.000%, 08/01/16.....................................................................   250   275,130
Porterville Unified School District Facilities Improvement District (GO) Series B (AGM)
   5.000%, 08/01/18.....................................................................   450   525,762

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                               FACE
                                                                              AMOUNT    VALUE+
                                                                             -------- -----------
                                                                              (000)
CALIFORNIA -- (Continued)
   5.000%, 08/01/19......................................................... $    325 $   384,823
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/20.........................................................      500     634,935
Roseville City School District (GO)
   5.000%, 08/01/17.........................................................      400     474,480
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/17.........................................................      125     147,884
Sacramento Unified School District (GO)
   5.000%, 07/01/18.........................................................      125     147,520
San Bernardino County Flood Control District (RB) (AMBAC)
   5.500%, 08/01/15.........................................................      100     111,693
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
   5.000%, 05/15/15.........................................................      250     277,220
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
   5.000%, 08/01/16.........................................................      400     462,880
San Diego Public Facilities Financing Authority Water Revenue (RB) Series B
   3.750%, 08/01/15.........................................................      250     273,078
San Diego Unified School District (GO) Series C-2 (AGM)
   5.500%, 07/01/21.........................................................      600     763,392
San Juan Unified School District (GO) Series B
   3.000%, 08/01/16.........................................................      260     278,936
Santa Monica Public Financing Authority (RB) Series B
   4.000%, 12/01/19.........................................................      175     205,921
Saugus Union School District (GO) (NATL-RE FGIC)
   5.250%, 08/01/17.........................................................      500     587,450
Saugus/Hart School Facilities Financing Authority (RB) Series B
   5.000%, 09/01/15.........................................................      300     325,257
Sequoia Union High School District (GO) Series A
   4.000%, 07/01/16.........................................................      360     402,664
Southern California Public Power Authority (RB)
   4.000%, 07/01/15.........................................................      525     574,581
   5.000%, 07/01/18.........................................................      250     306,858
   4.000%, 07/01/19.........................................................      400     473,400
Stockton Unified School District (GO) (AGM)
   5.000%, 07/01/20.........................................................      150     175,862
Temecula Valley Unified School District (GO) (AGM)
   5.000%, 08/01/15.........................................................      100     110,521
West Contra Costa Unified School District (GO) (ASSURED GTY)
   5.000%, 08/01/17.........................................................      175     201,786
West Contra Costa Unified School District (GO) Series B
   6.000%, 08/01/20.........................................................      600     757,992
Western Riverside County Regional Wastewater Authority (RB) (ASSURED GTY)
   5.000%, 09/01/19.........................................................      250     298,480
Wiseburn School District (GO) Series A (NATL-RE)
   5.000%, 08/01/15.........................................................      400     443,228
Yosemite Union High School District (GO) (AGM)
   4.000%, 08/01/19.........................................................      395     446,958
Yuba Community College District (GO) Series C
   5.000%, 08/01/17.........................................................      240     285,547
                                                                                      -----------
TOTAL MUNICIPAL BONDS.......................................................           56,858,979
                                                                                      -----------
                                                                              SHARES
                                                                             --------
TEMPORARY CASH INVESTMENTS -- (1.4%)
   BlackRock Liquidity Funds MuniFund Portfolio.............................  798,330     798,330
                                                                                      -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $56,791,698).......................................................          $57,657,309
                                                                                      ===========

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------
                                  LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                  -------- ----------- ------- -----------
      Municipal Bonds............       -- $56,858,979   --    $56,858,979
      Temporary Cash Investments. $798,330          --   --        798,330
                                  -------- -----------   --    -----------
      TOTAL...................... $798,330 $56,858,979   --    $57,657,309
                                  ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      DFA             DFA
                                                                       DFA          TWO-YEAR      SELECTIVELY      DFA
                                                                     ONE-YEAR        GLOBAL      HEDGED GLOBAL  SHORT-TERM
                                                                   FIXED INCOME   FIXED INCOME   FIXED INCOME   GOVERNMENT
                                                                    PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
                                                                  -------------- --------------  ------------- ------------
ASSETS:
Investments at Value (including $75,636, $107,908, $0 and $0 of
  securities on loan, respectively).............................. $    7,051,338 $    4,597,786  $    838,880  $  1,560,692
Temporary Cash Investments at Value & Cost.......................         26,522             --            --         9,320
Collateral Received from Securities on Loan at Value & Cost .....            203          1,956            --            --
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................         77,000        108,000            --            --
Foreign Currencies at Value......................................             --             --        14,739            --
Cash.............................................................             --         67,958        13,542            --
Receivables:
   Investment Securities Sold....................................             --             --            --        11,589
   Interest......................................................         27,801         49,493        10,312        11,930
   Securities Lending Income.....................................             10              7            --            --
   Fund Shares Sold..............................................          7,596          8,061         1,192         5,183
Unrealized Gain on Forward Currency Contracts....................             --         15,732           386            --
Prepaid Expenses and Other Assets................................             65             46             9            17
                                                                  -------------- --------------  ------------  ------------
       Total Assets..............................................      7,190,535      4,849,039       879,060     1,598,731
                                                                  -------------- --------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................         77,203        109,956            --            --
   Investment Securities Purchased...............................             --         19,200        11,285        10,996
   Fund Shares Redeemed..........................................         17,732         11,812           425         1,731
   Due to Advisor................................................            888            584           107           223
Unrealized Loss on Forward Currency Contracts....................             --         36,006         3,788            --
Accrued Expenses and Other Liabilities...........................            448            388            52           111
                                                                  -------------- --------------  ------------  ------------
       Total Liabilities.........................................         96,271        177,946        15,657        13,061
                                                                  -------------- --------------  ------------  ------------
NET ASSETS                                                        $    7,094,264 $    4,671,093  $    863,403  $  1,585,670
                                                                  ============== ==============  ============  ============
Institutional Class Shares -- based on net assets of $7,094,264;
  $4,671,093; $863,403 and $1,585,670 and shares outstanding of 685,355,333; 460,978,805; 82,905,163 and 145,804,285,
  respectively................................................... $        10.35 $        10.13  $      10.41  $      10.88
                                                                  ============== ==============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  2,000,000,000  2,000,000,000   300,000,000   500,000,000
                                                                  ============== ==============  ============  ============
Investments at Cost.............................................. $    7,035,265 $    4,609,232  $    835,065  $  1,540,257
                                                                  ============== ==============  ============  ============
Foreign Currencies at Cost....................................... $           -- $           --  $     14,587  $         --
                                                                  ============== ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    7,060,115 $    4,641,617  $    840,696  $  1,549,856
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          2,728         51,283        21,455         2,058
Accumulated Net Realized Gain (Loss).............................         15,348          9,874           577        13,321
Net Unrealized Foreign Exchange Gain (Loss)......................             --        (20,235)       (3,292)           --
Net Unrealized Appreciation (Depreciation).......................         16,073        (11,446)        3,967        20,435
                                                                  -------------- --------------  ------------  ------------
NET ASSETS....................................................... $    7,094,264 $    4,671,093  $    863,403  $  1,585,670
                                                                  ============== ==============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                       DFA
                                                                        DFA          WORLD EX        DFA          DFA
                                                                     FIVE-YEAR         U.S.      INTERMEDIATE  SHORT-TERM
                                                                       GLOBAL       GOVERNMENT    GOVERNMENT    EXTENDED
                                                                    FIXED INCOME   FIXED INCOME  FIXED INCOME   QUALITY
                                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                   --------------  ------------  ------------ ------------
ASSETS:
Investments at Value (including $369,199, $0, $0 and $143,889 of
  securities on loan, respectively)............................... $    6,275,811  $    138,026  $  3,003,304 $  1,940,229
Temporary Cash Investments at Value & Cost........................             --            --        16,464           --
Collateral Received from Securities on Loan at Value & Cost ......            673            --            --          326
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................        376,000            --            --      147,000
Foreign Currencies at Value.......................................          7,404           579            --           --
Cash..............................................................         35,630         3,446            --       14,292
Receivables:
   Interest.......................................................         50,164         1,503        38,423       17,562
   Securities Lending Income......................................             40            --            --           20
   Fund Shares Sold...............................................         11,912           236         4,249        7,414
   From Advisor...................................................             --             1            --           --
Unrealized Gain on Forward Currency Contracts.....................          2,766           869            --           --
Prepaid Expenses and Other Assets.................................             83            12            20            6
Deferred Offering Costs...........................................             --             6            --           --
                                                                   --------------  ------------  ------------ ------------
       Total Assets...............................................      6,760,483       144,678     3,062,460    2,126,849
                                                                   --------------  ------------  ------------ ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................        376,673            --            --      147,326
   Investment Securities Purchased................................             --           677            --           --
   Fund Shares Redeemed...........................................          8,788           195         3,071        2,061
   Due to Advisor.................................................          1,313            --           253          273
Unrealized Loss on Forward Currency Contracts.....................         31,917         2,547            --        1,952
Accrued Expenses and Other Liabilities............................            455            22           212          135
                                                                   --------------  ------------  ------------ ------------
       Total Liabilities..........................................        419,146         3,441         3,536      151,747
                                                                   --------------  ------------  ------------ ------------
NET ASSETS........................................................ $    6,341,337  $    141,237  $  3,058,924 $  1,975,102
                                                                   ==============  ============  ============ ============
Institutional Class Shares -- based on net assets of $6,341,337;
  $141,237; $3,058,924 and $1,975,102 and shares outstanding of
  562,397,748; 13,376,424; 232,915,590 and 179,835,363,
  respectively.................................................... $        11.28  $      10.56  $      13.13 $      10.98
                                                                   ==============  ============  ============ ============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000   100,000,000   700,000,000  500,000,000
                                                                   ==============  ============  ============ ============
Investments at Cost............................................... $    6,101,372  $    136,350  $  2,745,325 $  1,894,872
                                                                   ==============  ============  ============ ============
Foreign Currencies at Cost........................................ $        7,394  $        578  $         -- $         --
                                                                   ==============  ============  ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    6,086,268  $    136,871  $  2,782,510 $  1,920,612
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................         49,430         2,902        13,139        6,697
Accumulated Net Realized Gain (Loss)..............................         59,917         1,450         5,296        4,380
Net Unrealized Foreign Exchange Gain (Loss).......................        (28,727)       (1,663)           --       (1,944)
Net Unrealized Appreciation (Depreciation)........................        174,449         1,677       257,979       45,357
                                                                   --------------  ------------  ------------ ------------
NET ASSETS........................................................ $    6,341,337  $    141,237  $  3,058,924 $  1,975,102
                                                                   ==============  ============  ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                          DFA                         DFA          DFA
                                                                   INTERMEDIATE-TERM     DFA       INFLATION-   SHORT-TERM
                                                                       EXTENDED       INVESTMENT   PROTECTED    MUNICIPAL
                                                                        QUALITY         GRADE      SECURITIES      BOND
                                                                       PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                   ----------------- ------------ ------------ ------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........             --    $    890,352           --           --
Investments at Value (including $105,661, $0, $0 and $0 of
  securities on loan, respectively)...............................   $    813,331              -- $  2,485,401 $  1,532,168
Temporary Cash Investments at Value & Cost........................             --           8,820       21,850       33,221
Collateral Received from Securities on Loan at Value & Cost ......            172              --           --           --
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................        108,000              --           --           --
Cash..............................................................          9,754              --           --           --
Receivables:
   Interest.......................................................          9,183               1        9,354       18,987
   Securities Lending Income......................................             20              --           --           --
   Fund Shares Sold...............................................          1,365           3,113        9,983        1,668
   From Advisor...................................................             --              36           --           --
Unrealized Gain on Forward Currency Contracts.....................             17              --           --           --
Prepaid Expenses and Other Assets.................................             12               9           40           29
                                                                     ------------    ------------ ------------ ------------
       Total Assets...............................................        941,854         902,331    2,526,628    1,586,073
                                                                     ------------    ------------ ------------ ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................        108,172              --           --           --
   Affiliated Investment Companies/Investment Securities
     Purchased....................................................          4,300           2,275       10,824           --
   Fund Shares Redeemed...........................................            311             803        4,195        3,424
   Due to Advisor.................................................             95              --          206          263
Unrealized Loss on Forward Currency Contracts.....................            633              --           --           --
Accrued Expenses and Other Liabilities............................             73              90          152           90
                                                                     ------------    ------------ ------------ ------------
       Total Liabilities..........................................        113,584           3,168       15,377        3,777
                                                                     ------------    ------------ ------------ ------------
NET ASSETS........................................................   $    828,270    $    899,163 $  2,511,251 $  1,582,296
                                                                     ============    ============ ============ ============
Institutional Class Shares -- based on net assets of $828,270;
  $899,163; $2,511,251 and $1,582,296 and shares outstanding of
  74,607,184; 81,810,922; 193,109,437 and 153,805,353,
  respectively....................................................   $      11.10    $      10.99 $      13.00 $      10.29
                                                                     ============    ============ ============ ============
NUMBER OF SHARES AUTHORIZED.......................................    300,000,000     100,000,000  500,000,000  500,000,000
                                                                     ============    ============ ============ ============
Investments in Affiliated Investment Companies at Cost............   $         --    $    866,826 $         -- $         --
                                                                     ------------    ------------ ------------ ------------
Investments at Cost...............................................   $    769,491    $         -- $  2,176,677 $  1,509,179
                                                                     ============    ============ ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................   $    781,715    $    874,063 $  2,177,185 $  1,557,859
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................          2,873             716       10,693        1,512
Accumulated Net Realized Gain (Loss)..............................            453             858       14,649          (64)
Net Unrealized Foreign Exchange Gain (Loss).......................           (611)             --           --           --
Net Unrealized Appreciation (Depreciation)........................         43,840          23,526      308,724       22,989
                                                                     ------------    ------------ ------------ ------------
NET ASSETS........................................................   $    828,270    $    899,163 $  2,511,251 $  1,582,296
                                                                     ============    ============ ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA              DFA
                                                                                   DFA          CALIFORNIA      CALIFORNIA
                                                                            INTERMEDIATE-TERM   SHORT-TERM   INTERMEDIATE-TERM
                                                                             MUNICIPAL BOND   MUNICIPAL BOND  MUNICIPAL BOND
                                                                                PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                            ----------------- -------------- -----------------
ASSETS:
Investments at Value.......................................................   $     87,496     $    381,957    $     56,859
Temporary Cash Investments at Value & Cost.................................            949            8,854             798
Receivables:
   Interest................................................................            858            4,741             553
   Fund Shares Sold........................................................            328              587             454
Prepaid Expenses and Other Assets..........................................             13                4              15
                                                                              ------------     ------------    ------------
       Total Assets........................................................         89,644          396,143          58,679
                                                                              ------------     ------------    ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed....................................................            124              909              16
   Due to Advisor..........................................................              7               65               1
Accrued Expenses and Other Liabilities.....................................             14               28              10
                                                                              ------------     ------------    ------------
       Total Liabilities...................................................            145            1,002              27
                                                                              ------------     ------------    ------------
NET ASSETS.................................................................   $     89,499     $    395,141    $     58,652
                                                                              ============     ============    ============
Institutional Class Shares -- based on net assets of $89,499; $395,141 and
  $58,652 and shares outstanding of 8,900,696; 38,219,819 and 5,693,410,
  respectively.............................................................   $      10.06     $      10.34    $      10.30
                                                                              ============     ============    ============
NUMBER OF SHARES AUTHORIZED................................................    100,000,000      300,000,000     100,000,000
                                                                              ============     ============    ============
Investments at Cost........................................................   $     86,823     $    376,991    $     55,993
                                                                              ============     ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................   $     88,723     $    389,838    $     57,709
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income).......................................................            105              341              77
Accumulated Net Realized Gain (Loss).......................................             (2)              (4)             --
Net Unrealized Appreciation (Depreciation).................................            673            4,966             866
                                                                              ------------     ------------    ------------
NET ASSETS.................................................................   $     89,499     $    395,141    $     58,652
                                                                              ============     ============    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                                  DFA           DFA
                                                                     DFA        TWO-YEAR    SELECTIVELY     DFA
                                                                   ONE-YEAR      GLOBAL    HEDGED GLOBAL SHORT-TERM
                                                                 FIXED INCOME FIXED INCOME FIXED INCOME  GOVERNMENT
                                                                  PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                                 ------------ ------------ ------------- ----------
INVESTMENT INCOME
   Interest.....................................................   $49,351      $ 40,146     $ 14,729     $17,017
   Income from Securities Lending...............................       567           250           --          --
                                                                   -------      --------     --------     -------
       Total Investment Income..................................    49,918        40,396       14,729      17,017
                                                                   -------      --------     --------     -------
EXPENSES
   Investment Advisory Services Fees............................     3,605         2,366        1,202       2,458
   Administrative Services Fees.................................     7,210         4,731           --          --
   Accounting & Transfer Agent Fees.............................       762           513          107         169
   Custodian Fees...............................................        82           368           80          15
   Filing Fees..................................................       142            96           51          82
   Shareholders' Reports........................................       192           169           25          47
   Directors'/Trustees' Fees & Expenses.........................        64            42            7          13
   Professional Fees............................................       200           126           23          32
   Other........................................................        80            65           11          17
                                                                   -------      --------     --------     -------
       Total Expenses...........................................    12,337         8,476        1,506       2,833
                                                                   -------      --------     --------     -------
   Fees Paid Indirectly.........................................        --           (54)         (12)         --
                                                                   -------      --------     --------     -------
   Net Expenses.................................................    12,337         8,422        1,494       2,833
                                                                   -------      --------     --------     -------
   NET INVESTMENT INCOME (LOSS).................................    37,581        31,974       13,235      14,184
                                                                   -------      --------     --------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................    15,994        13,614        1,503      13,489
       Foreign Currency Transactions............................        --        21,927        8,830          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............     2,569       (29,706)     (11,350)     (1,388)
       Translation of Foreign Currency Denominated Amounts......        --           899       (2,392)         --
                                                                   -------      --------     --------     -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................    18,563         6,734       (3,409)     12,101
                                                                   -------      --------     --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.   $56,144      $ 38,708     $  9,826     $26,285
                                                                   =======      ========     ========     =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA            DFA           DFA         DFA
                                                                      FIVE-YEAR      WORLD EX     INTERMEDIATE SHORT-TERM
                                                                        GLOBAL    U.S. GOVERNMENT  GOVERNMENT   EXTENDED
                                                                     FIXED INCOME  FIXED INCOME   FIXED INCOME  QUALITY
                                                                      PORTFOLIO    PORTFOLIO(a)    PORTFOLIO   PORTFOLIO
                                                                     ------------ --------------- ------------ ----------
INVESTMENT INCOME
   Interest.........................................................   $108,654       $ 1,442       $ 80,821    $35,313
   Income from Securities Lending...................................        430            --             --        250
                                                                       --------       -------       --------    -------
       Total Investment Income......................................    109,084         1,442         80,821     35,563
                                                                       --------       -------       --------    -------
EXPENSES
   Investment Advisory Services Fees................................     14,237           128          2,720      3,260
   Accounting & Transfer Agent Fees.................................        609            30            299        191
   Custodian Fees...................................................        372            12             28         67
   Filing Fees......................................................        249            19            155        104
   Shareholders' Reports............................................        210             2             89         44
   Directors'/Trustees' Fees & Expenses.............................         48            --             23         13
   Professional Fees................................................        150             1             69         40
   Organizational & Offering Costs..................................         --            71             --         --
   Other............................................................         69             1             30         18
                                                                       --------       -------       --------    -------
       Total Expenses...............................................     15,944           264          3,413      3,737
                                                                       --------       -------       --------    -------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)..................................         --          (122)            --       (149)
   Fees Paid Indirectly.............................................        (64)           (3)            --        (31)
                                                                       --------       -------       --------    -------
   Net Expenses.....................................................     15,880           139          3,413      3,557
                                                                       --------       -------       --------    -------
   NET INVESTMENT INCOME (LOSS).....................................     93,204         1,303         77,408     32,006
                                                                       --------       -------       --------    -------
REALIZED AND UNREALIZED GAIN (LOSS).................................
   Net Realized Gain (Loss) on:.....................................
       Investment Securities Sold...................................     78,556         1,424          5,478      4,476
       Foreign Currency Transactions................................    (17,460)        2,454             --      2,234
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...................     53,334         1,677         61,867     16,552
       Translation of Foreign Currency Denominated Amounts..........      5,640        (1,663)            --     (1,944)
                                                                       --------       -------       --------    -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........................    120,070         3,892         67,345     21,318
                                                                       --------       -------       --------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....   $213,274       $ 5,195       $144,753    $53,324
                                                                       ========       =======       ========    =======

--------
(a)   The Portfolio commenced operations on December 6, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                              DFA                      DFA        DFA
                                                                       INTERMEDIATE-TERM    DFA     INFLATION- SHORT-TERM
                                                                           EXTENDED      INVESTMENT PROTECTED  MUNICIPAL
                                                                            QUALITY        GRADE    SECURITIES    BOND
                                                                           PORTFOLIO     PORTFOLIO* PORTFOLIO  PORTFOLIO
                                                                       ----------------- ---------- ---------- ----------
INVESTMENT INCOME
   Income Distributions Received from Affiliated Investment Companies.           --       $12,950          --        --
   Interest...........................................................      $18,312             6    $ 48,561   $24,773
   Income from Securities Lending.....................................          172            --          --        --
                                                                            -------       -------    --------   -------
       Total Investment Income........................................       18,484        12,956      48,561    24,773
                                                                            -------       -------    --------   -------
EXPENSES
   Investment Advisory Services Fees..................................        1,133         1,098       2,164     3,086
   Accounting & Transfer Agent Fees...................................           82            17         242       179
   Custodian Fees.....................................................           20            --          22        16
   Filing Fees........................................................           78            99         123        74
   Shareholders' Reports..............................................           10            16          73        39
   Directors'/Trustees' Fees & Expenses...............................            4             3          18        13
   Professional Fees..................................................           12             7          54        39
   Organizational & Offering Costs....................................           --            10          --        --
   Other..............................................................            5             2          24        20
                                                                            -------       -------    --------   -------
       Total Expenses.................................................        1,344         1,252       2,720     3,466
                                                                            -------       -------    --------   -------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)....................................          (96)       (1,067)         --        --
   Fees Paid Indirectly...............................................          (15)           --          --        --
   Net Expenses.......................................................        1,233           185       2,720     3,466
   NET INVESTMENT INCOME (LOSS).......................................       17,251        12,771      45,841    21,307
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated Investment
     Companies........................................................           --           926          --        --
   Net Realized Gain (Loss) on: Investment Securities Sold............          780            --      14,745       (61)
       Foreign Currency Transactions..................................          462            --          --        --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities..........................................       35,247        20,181     120,605    (1,022)
       Translation of Foreign Currency Denominated Amounts............         (611)           --          --        --
                                                                            -------       -------    --------   -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................       35,878        21,107     135,350    (1,083)
                                                                            -------       -------    --------   -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $53,129       $33,878    $181,191   $20,224
                                                                            =======       =======    ========   =======

--------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Affiliated Investment Companies.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                            DFA        DFA CALIFORNIA  DFA CALIFORNIA
                                                                     INTERMEDIATE-TERM   SHORT-TERM   INTERMEDIATE-TERM
                                                                      MUNICIPAL BOND   MUNICIPAL BOND  MUNICIPAL BOND
                                                                       PORTFOLIO(a)      PORTFOLIO      PORTFOLIO(b)
                                                                     ----------------- -------------- -----------------
INVESTMENT INCOME
   Interest.........................................................      $  546           $5,894          $  629
                                                                          ------           ------          ------
       Total Investment Income......................................         546            5,894             629
                                                                          ------           ------          ------
EXPENSES
   Investment Advisory Services Fees................................          83              719              72
   Administrative Services Fees.....................................          --               --              --
   Accounting & Transfer Agent Fees.................................          17               57              22
   Custodian Fees...................................................          --                4               1
   Filing Fees......................................................          12               27              10
   Shareholders' Reports............................................           1                7               1
   Directors'/Trustees' Fees & Expenses.............................          --                3              --
   Professional Fees................................................           1                9              --
   Organizational & Offering Costs..................................          24               --              42
   Other............................................................           1                4               1
                                                                          ------           ------          ------
       Total Expenses...............................................         139              830             149
                                                                          ------           ------          ------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)..................................         (44)              --             (66)
                                                                          ------           ------          ------
   Net Expenses.....................................................          95              830              83
                                                                          ------           ------          ------
   NET INVESTMENT INCOME (LOSS).....................................         451            5,064             546
                                                                          ------           ------          ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................................          (2)              --              --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities........................................         673              263             866
                                                                          ------           ------          ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........................         671              263             866
                                                                          ------           ------          ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....      $1,122           $5,327          $1,412
                                                                          ======           ======          ======

--------
(a)  The Portfolio commenced operations on March 1, 2012.
(b)  The Portfolio commenced operations on November 29, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                      DFA ONE-YEAR              DFA TWO-YEAR           DFA SELECTIVELY
                                                      FIXED INCOME           GLOBAL FIXED INCOME     HEDGED GLOBAL FIXED
                                                        PORTFOLIO                 PORTFOLIO           INCOME PORTFOLIO
                                                ------------------------  ------------------------  --------------------
                                                    YEAR         YEAR         YEAR         YEAR        YEAR       YEAR
                                                   ENDED        ENDED        ENDED        ENDED       ENDED      ENDED
                                                  OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                    2012         2011         2012         2011        2012       2011
                                                -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $    37,581  $    35,580  $    31,974  $    43,444  $  13,235  $  12,892
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............      15,994       18,305       13,614       14,118      1,503      1,109
       Foreign Currency
         Transactions..........................          --           --       21,927       26,592      8,830     10,321
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................       2,569      (13,494)     (29,706)     (26,603)   (11,350)       281
       Translation of Foreign Currency
         Denominated Amounts...................          --           --          899      (15,551)    (2,392)      (204)
                                                -----------  -----------  -----------  -----------  ---------  ---------
          Net Increase (Decrease) in
            Net Assets Resulting
            from Operations....................      56,144       40,391       38,708       42,000      9,826     24,399
                                                -----------  -----------  -----------  -----------  ---------  ---------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..............     (37,610)     (35,664)     (74,072)     (10,518)   (25,204)    (5,861)
   Net Short-Term Gains:
       Institutional Class Shares..............      (2,033)     (14,455)      (8,849)     (22,407)      (513)    (1,758)
   Net Long-Term Gains:
       Institutional Class Shares..............     (16,267)      (4,048)      (3,260)      (5,202)      (439)       (53)
                                                -----------  -----------  -----------  -----------  ---------  ---------
          Total Distributions..................     (55,910)     (54,167)     (86,181)     (38,127)   (26,156)    (7,672)
                                                -----------  -----------  -----------  -----------  ---------  ---------
Capital Share Transactions (1):
   Shares Issued...............................   2,912,140    3,913,261    1,130,692    2,121,172    228,379    380,905
   Shares Issued in Lieu of Cash
     Distributions.............................      53,146       51,934       81,533       36,486     24,319      7,153
   Shares Redeemed.............................  (2,776,724)  (2,800,552)  (1,307,370)  (1,401,243)  (159,882)  (142,243)
                                                -----------  -----------  -----------  -----------  ---------  ---------
          Net Increase (Decrease)
            from Capital Share
            Transactions.......................     188,562    1,164,643      (95,145)     756,415     92,816    245,815
                                                -----------  -----------  -----------  -----------  ---------  ---------
          Total Increase (Decrease) in
            Net Assets.........................     188,796    1,150,867     (142,618)     760,288     76,486    262,542
NET ASSETS
   Beginning of Period.........................   6,905,468    5,754,601    4,813,711    4,053,423    786,917    524,375
                                                -----------  -----------  -----------  -----------  ---------  ---------
   End of Period............................... $ 7,094,264  $ 6,905,468  $ 4,671,093  $ 4,813,711  $ 863,403  $ 786,917
                                                ===========  ===========  ===========  ===========  =========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     281,813      378,452      111,684      208,335     22,202     36,211
   Shares Issued in Lieu of Cash
     Distributions.............................       5,149        5,027        8,084        3,599      2,420        703
   Shares Redeemed.............................    (268,649)    (270,881)    (129,111)    (137,329)   (15,597)   (13,445)
                                                -----------  -----------  -----------  -----------  ---------  ---------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed...........................      18,313      112,598       (9,343)      74,605      9,025     23,469
                                                ===========  ===========  ===========  ===========  =========  =========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)........................... $     2,728  $     2,757  $    51,283  $    67,961  $  21,455  $  23,732

                                                    DFA SHORT-TERM
                                                      GOVERNMENT
                                                       PORTFOLIO
                                                ----------------------
                                                   YEAR        YEAR
                                                  ENDED       ENDED
                                                 OCT. 31,    OCT. 31,
                                                   2012        2011
                                                ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   14,184  $   19,583
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............     13,489      24,632
       Foreign Currency
         Transactions..........................         --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     (1,388)    (21,755)
       Translation of Foreign Currency
         Denominated Amounts...................         --          --
                                                ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting
            from Operations....................     26,285      22,460
                                                ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..............    (14,766)    (20,703)
   Net Short-Term Gains:
       Institutional Class Shares..............     (3,433)     (3,210)
   Net Long-Term Gains:
       Institutional Class Shares..............    (21,214)    (12,239)
                                                ----------  ----------
          Total Distributions..................    (39,413)    (36,152)
                                                ----------  ----------
Capital Share Transactions (1):
   Shares Issued...............................    571,888     500,435
   Shares Issued in Lieu of Cash
     Distributions.............................     36,034      33,472
   Shares Redeemed.............................   (353,113)   (286,534)
                                                ----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions.......................    254,809     247,373
                                                ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................    241,681     233,681
NET ASSETS
   Beginning of Period.........................  1,343,989   1,110,308
                                                ----------  ----------
   End of Period............................... $1,585,670  $1,343,989
                                                ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     52,705      45,901
   Shares Issued in Lieu of Cash
     Distributions.............................      3,336       3,095
   Shares Redeemed.............................    (32,542)    (26,298)
                                                ----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed...........................     23,499      22,698
                                                ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)........................... $    2,058  $    2,640

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                      DFA FIVE-YEAR           DFA WORLD EX         DFA INTERMEDIATE
                                                      GLOBAL FIXED        U.S. GOVERNMENT FIXED    GOVERNMENT FIXED
                                                    INCOME PORTFOLIO        INCOME PORTFOLIO       INCOME PORTFOLIO
                                                ------------------------  --------------------- ----------------------
                                                                                 PERIOD
                                                    YEAR         YEAR          DECEMBER 6,         YEAR        YEAR
                                                   ENDED        ENDED          2011(a) TO         ENDED       ENDED
                                                  OCT. 31,     OCT. 31,        OCTOBER 31,       OCT. 31,    OCT. 31,
                                                    2012         2011             2012             2012        2011
                                                -----------  -----------  --------------------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $    93,204  $    99,672        $  1,303        $   77,408  $   73,876
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............      78,556       98,958           1,424             5,478      17,388
       Foreign Currency Transactions...........     (17,460)      34,826           2,454                --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..............................      53,334      (66,158)          1,677            61,867      16,244
       Translation of Foreign Currency
         Denominated Amounts...................       5,640      (23,211)         (1,663)               --          --
                                                -----------  -----------        --------        ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     213,274      144,087           5,195           144,753     107,508
                                                -----------  -----------        --------        ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..............    (116,723)    (176,161)           (837)          (76,441)    (73,117)
   Net Short-Term Gains:
       Institutional Class Shares..............     (22,708)     (16,712)             --              (942)         --
   Net Long-Term Gains:
       Institutional Class Shares..............     (76,000)     (72,164)             --           (16,580)     (6,089)
                                                -----------  -----------        --------        ----------  ----------
          Total Distributions..................    (215,431)    (265,037)           (837)          (93,963)    (79,206)
                                                -----------  -----------        --------        ----------  ----------
Capital Share Transactions (1):
   Shares Issued...............................   1,967,127    1,794,772         140,825         1,014,034     802,083
   Shares Issued in Lieu of Cash
     Distributions.............................     198,001      245,862             829            89,228      75,204
   Shares Redeemed.............................  (1,006,334)  (1,130,500)         (4,775)         (472,408)   (398,137)
                                                -----------  -----------        --------        ----------  ----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.......................   1,158,794      910,134         136,879           630,854     479,150
                                                -----------  -----------        --------        ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................   1,156,637      789,184         141,237           681,644     507,452
NET ASSETS
   Beginning of Period.........................   5,184,700    4,395,516              --         2,377,280   1,869,828
                                                -----------  -----------        --------        ----------  ----------
   End of Period............................... $ 6,341,337  $ 5,184,700        $141,237        $3,058,924  $2,377,280
                                                ===========  ===========        ========        ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     176,701      161,384          13,757            78,073      64,171
   Shares Issued in Lieu of Cash
     Distributions.............................      18,043       22,346              79             6,900       6,025
   Shares Redeemed.............................     (90,480)    (101,356)           (460)          (36,361)    (31,572)
                                                -----------  -----------        --------        ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...........................     104,264       82,374          13,376            48,612      38,624
                                                ===========  ===========        ========        ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)........................... $    49,430  $    72,314        $  2,902        $   13,139  $   12,236

                                                    DFA SHORT-TERM
                                                       EXTENDED
                                                   QUALITY PORTFOLIO
                                                ----------------------

                                                   YEAR        YEAR
                                                  ENDED       ENDED
                                                 OCT. 31,    OCT. 31,
                                                   2012        2011
                                                ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   32,006  $   25,487
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............      4,476       2,537
       Foreign Currency Transactions...........      2,234          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..............................     16,552      (1,515)
       Translation of Foreign Currency
         Denominated Amounts...................     (1,944)         --
                                                ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     53,324      26,509
                                                ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..............    (29,793)    (24,851)
   Net Short-Term Gains:
       Institutional Class Shares..............         --      (1,038)
   Net Long-Term Gains:
       Institutional Class Shares..............     (2,632)       (519)
                                                ----------  ----------
          Total Distributions..................    (32,425)    (26,408)
                                                ----------  ----------
Capital Share Transactions (1):
   Shares Issued...............................    912,977     814,891
   Shares Issued in Lieu of Cash
     Distributions.............................     31,594      25,788
   Shares Redeemed.............................   (323,570)   (261,847)
                                                ----------  ----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.......................    621,001     578,832
                                                ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................    641,900     578,933
NET ASSETS
   Beginning of Period.........................  1,333,202     754,269
                                                ----------  ----------
   End of Period............................... $1,975,102  $1,333,202
                                                ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     83,958      75,524
   Shares Issued in Lieu of Cash
     Distributions.............................      2,912       2,392
   Shares Redeemed.............................    (29,785)    (24,202)
                                                ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...........................     57,085      53,714
                                                ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)........................... $    6,697  $    2,250

-----------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                DFA                                        DFA
                                                         INTERMEDIATE-TERM          DFA            INFLATION-PROTECTED
                                                             EXTENDED         INVESTMENT GRADE         SECURITIES
                                                         QUALITY PORTFOLIO       PORTFOLIO              PORTFOLIO
                                                        ------------------  -------------------  ----------------------
                                                                                        PERIOD
                                                          YEAR      YEAR      YEAR     MARCH 7,     YEAR        YEAR
                                                         ENDED     ENDED     ENDED    2011(a) TO   ENDED       ENDED
                                                        OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,
                                                          2012      2011      2012       2011       2012        2011
                                                        --------  --------  --------  ---------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................ $ 17,251  $  6,905  $ 12,771   $  1,331  $   45,841  $   75,723
   Capital Gain Distributions Received from
     Affiliated Investment Companies...................       --        --       926         --          --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................      780      (290)       --         (2)     14,745      20,853
       Foreign Currency Transactions...................      462        --        --         --          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...........................   35,247     7,676    20,181      3,345     120,605      69,103
       Translation of Foreign Currency
         Denominated Amounts...........................     (611)       --        --         --          --          --
                                                        --------  --------  --------   --------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.................................   53,129    14,291    33,878      4,674     181,191     165,679
                                                        --------  --------  --------   --------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares......................  (15,556)   (6,497)  (12,259)    (1,109)    (44,146)    (71,669)
   Net Short-Term Gains................................
       Institutional Class Shares......................       --        --       (87)        --      (1,396)         --
   Net Long-Term Gains:
       Institutional Class Shares......................       --        --        --         --     (19,542)     (7,253)
                                                        --------  --------  --------   --------  ----------  ----------
          Total Distributions..........................  (15,556)   (6,497)  (12,346)    (1,109)    (65,084)    (78,922)
                                                        --------  --------  --------   --------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.......................................  522,015   215,255   749,349    208,481     966,982     720,375
   Shares Issued in Lieu of Cash Distributions.........   15,354     6,384    11,911      1,047      60,670      74,645
   Shares Redeemed.....................................  (54,252)  (65,946)  (83,283)   (13,439)   (520,553)   (390,511)
                                                        --------  --------  --------   --------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions.........................  483,117   155,693   677,977    196,089     507,099     404,509
                                                        --------  --------  --------   --------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.....................................  520,690   163,487   699,509    199,654     623,206     491,266
NET ASSETS
   Beginning of Period.................................  307,580   144,093   199,654         --   1,888,045   1,396,779
                                                        --------  --------  --------   --------  ----------  ----------
   End of Period....................................... $828,270  $307,580  $899,163   $199,654  $2,511,251  $1,888,045
                                                        ========  ========  ========   ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................   48,834    21,264    69,589     20,010      76,847      61,444
   Shares Issued in Lieu of Cash Distributions.........    1,433       631     1,107         99       4,893       6,358
   Shares Redeemed.....................................   (5,056)   (6,516)   (7,712)    (1,282)    (41,541)    (32,788)
                                                        --------  --------  --------   --------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed........................   45,211    15,379    62,984     18,827      40,199      35,014
                                                        ========  ========  ========   ========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME).............................................. $  2,873  $    716  $    716   $    224  $   10,693  $    8,998

                                                            DFA SHORT-TERM
                                                            MUNICIPAL BOND
                                                               PORTFOLIO
                                                        ----------------------

                                                           YEAR        YEAR
                                                          ENDED       ENDED
                                                         OCT. 31,    OCT. 31,
                                                           2012        2011
                                                        ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................ $   21,307  $   24,040
   Capital Gain Distributions Received from
     Affiliated Investment Companies...................         --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................        (61)         (3)
       Foreign Currency Transactions...................         --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...........................     (1,022)     (5,944)
       Translation of Foreign Currency
         Denominated Amounts...........................         --          --
                                                        ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.................................     20,224      18,093
                                                        ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares......................    (21,494)    (24,364)
   Net Short-Term Gains................................
       Institutional Class Shares......................         --          --
   Net Long-Term Gains:
       Institutional Class Shares......................         --          --
                                                        ----------  ----------
          Total Distributions..........................    (21,494)    (24,364)
                                                        ----------  ----------
Capital Share Transactions (1):
   Shares Issued.......................................    427,474     561,427
   Shares Issued in Lieu of Cash Distributions.........     20,521      23,431
   Shares Redeemed.....................................   (389,468)   (468,474)
                                                        ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions.........................     58,527     116,384
                                                        ----------  ----------
          Total Increase (Decrease) in Net
            Assets.....................................     57,257     110,113
NET ASSETS
   Beginning of Period.................................  1,525,039   1,414,926
                                                        ----------  ----------
   End of Period....................................... $1,582,296  $1,525,039
                                                        ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................     41,449      54,589
   Shares Issued in Lieu of Cash Distributions.........      1,991       2,278
   Shares Redeemed.....................................    (37,763)    (45,516)
                                                        ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed........................      5,677      11,351
                                                        ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME).............................................. $    1,512  $    1,699

-----------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                               DFA           DFA CALIFORNIA     DFA CALIFORNIA
                                                                        INTERMEDIATE-TERM      SHORT-TERM      INTERMEDIATE-TERM
                                                                         MUNICIPAL BOND      MUNICIPAL BOND     MUNICIPAL BOND
                                                                            PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                                        ----------------- -------------------  -----------------
                                                                             PERIOD         YEAR       YEAR         PERIOD
                                                                            MARCH 1,       ENDED      ENDED        NOV. 29,
                                                                           2012(a) TO     OCT. 31,   OCT. 31,     2011(a) TO
                                                                        OCTOBER 31, 2012    2012       2011    OCTOBER 31, 2012
                                                                        ----------------- --------  ---------  -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................................      $   451      $  5,064  $   5,149       $   546
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................................           (2)           --         (3)           --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities...........................................          673           263     (1,873)          866
                                                                             -------      --------  ---------       -------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations.................................................        1,122         5,327      3,273         1,412
                                                                             -------      --------  ---------       -------
Distributions From:
   Net Investment Income:
       Institutional Class Shares......................................         (362)       (4,994)    (5,292)         (471)
                                                                             -------      --------  ---------       -------
          Total Distributions..........................................         (362)       (4,994)    (5,292)         (471)
                                                                             -------      --------  ---------       -------
Capital Share Transactions (1):
   Shares Issued.......................................................       96,721       152,061    124,935        60,943
   Shares Issued in Lieu of Cash Distributions.........................          351         4,860      5,159           446
   Shares Redeemed.....................................................       (8,333)      (79,935)  (107,884)       (3,678)
                                                                             -------      --------  ---------       -------
          Net Increase (Decrease) from Capital Share
            Transactions...............................................       88,739        76,986     22,210        57,711
                                                                             -------      --------  ---------       -------
          Total Increase (Decrease) in Net Assets......................       89,499        77,319     20,191        58,652
NET ASSETS
   Beginning of Period.................................................           --       317,822    297,631            --
                                                                             -------      --------  ---------       -------
   End of Period.......................................................      $89,499      $395,141  $ 317,822       $58,652
                                                                             =======      ========  =========       =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................................        9,699        14,684     12,110         6,009
   Shares Issued in Lieu of Cash Distributions.........................           35           470        500            44
   Shares Redeemed.....................................................         (833)       (7,721)   (10,465)         (360)
                                                                             -------      --------  ---------       -------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...................................................        8,901         7,433      2,145         5,693
                                                                             =======      ========  =========       =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME)                                                     $   105      $    341  $     271       $    77

-----------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                   ------------------------------------------------------------------------------
                                                                                          PERIOD
                                      YEAR        YEAR        YEAR         YEAR           DEC. 1,           YEAR
                                     ENDED       ENDED       ENDED        ENDED           2007 TO          ENDED
                                    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,         OCT. 31         NOV. 30,
                                      2012        2011        2010         2009            2008             2007
                                   ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period.......................... $    10.35  $    10.38  $    10.33  $    10.17    $    10.21        $    10.20
                                   ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment
  Operations
   Net Investment Income
     (Loss)(A)....................       0.05        0.06        0.07        0.13          0.31              0.51
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       0.03          --        0.05        0.25         (0.04)             0.01
                                   ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
         Operations...............       0.08        0.06        0.12        0.38          0.27              0.52
                                   ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
   Net Investment Income..........      (0.05)      (0.06)      (0.07)      (0.22)        (0.31)            (0.51)
   Net Realized Gains.............      (0.03)      (0.03)         --          --            --                --
                                   ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions........      (0.08)      (0.09)      (0.07)      (0.22)        (0.31)            (0.51)
                                   ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, End of Period.... $    10.35  $    10.35  $    10.38  $    10.33    $    10.17        $    10.21
                                   ==========  ==========  ==========  ==========    ==========        ==========
Total Return......................       0.79%       0.57%       1.19%       3.80%         2.68%(C)          5.20%
                                   ----------  ----------  ----------  ----------    ----------        ----------
Net Assets, End of Period
  (thousands)..................... $7,094,264  $6,905,468  $5,754,601  $4,269,615    $3,194,420        $3,229,577
Ratio of Expenses to Average
  Net Assets......................       0.17%       0.17%       0.17%       0.20%**       0.18%(B)(D)       0.18%(D)
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)................       0.17%       0.17%       0.17%       0.20%**       0.18%(B)(D)       0.18%(D)
Ratio of Net Investment
  Income to Average Net Assets....       0.52%       0.55%       0.67%       1.26%         3.30%(B)          4.96%
Portfolio Turnover Rate...........         77%         78%         66%          2%*         N/A               N/A

                                                       DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                   ------------------------------------------------------------------------------
                                                                                          PERIOD
                                      YEAR        YEAR        YEAR         YEAR          DEC. 1,            YEAR
                                     ENDED       ENDED       ENDED        ENDED          2007 TO           ENDED
                                    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,
                                      2012        2011        2010         2009            2008             2007
                                   ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period.......................... $    10.23  $    10.24  $    10.27  $    10.36    $    10.39        $    10.17
                                   ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment
  Operations
   Net Investment Income
     (Loss)(A)....................       0.07        0.10        0.12        0.19          0.39              0.27
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       0.02       (0.01)       0.07        0.18         (0.09)             0.24
                                   ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
         Operations...............       0.09        0.09        0.19        0.37          0.30              0.51
                                   ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
   Net Investment Income..........      (0.16)      (0.03)      (0.21)      (0.46)        (0.33)            (0.29)
   Net Realized Gains.............      (0.03)      (0.07)      (0.01)         --            --                --
                                   ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions........      (0.19)      (0.10)      (0.22)      (0.46)        (0.33)            (0.29)
                                   ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, End of Period.... $    10.13  $    10.23  $    10.24  $    10.27    $    10.36        $    10.39
                                   ==========  ==========  ==========  ==========    ==========        ==========
Total Return......................       0.85%       0.83%       1.83%       3.71%         2.93%(C)          5.06%
                                   ----------  ----------  ----------  ----------    ----------        ----------
Net Assets, End of Period
  (thousands)..................... $4,671,093  $4,813,711  $4,053,423  $3,846,029    $3,124,985        $3,097,898
Ratio of Expenses to Average
  Net Assets......................       0.18%       0.18%       0.18%       0.20%**       0.18%(B)(D)       0.18%(D)
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)................       0.18%       0.18%       0.18%       0.20%**       0.18%(B)(D)       0.18%(D)
Ratio of Net Investment
  Income to Average Net Assets....       0.68%       0.94%       1.13%       1.89%         4.12%(B)          2.59%
Portfolio Turnover Rate...........        107%         71%        109%          1%*         N/A               N/A

* For the period October 24, 2009 through October 31, 2009. Effective October 24, 2009, the Portfolios directly invest in securities rather than through the Series.
** Represents the combined ratios for the respective portfolios and for the period November 1, 2008 through October 22, 2009, its respective pro-rata shares of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                                                   --------------------------------------------------------
                                                                                               PERIOD
                                                     YEAR      YEAR      YEAR      YEAR       JAN. 9,
                                                    ENDED     ENDED     ENDED     ENDED      2008(a) TO
                                                   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                     2012      2011      2010      2009         2008
                                                   --------  --------  --------  --------  ----------
Net Asset Value, Beginning of Period.............. $  10.65  $  10.40  $  10.00  $   8.91   $  10.00
                                                   --------  --------  --------  --------   --------
Income From Investment Operations
   Net Investment Income (Loss)(A)................     0.17      0.20      0.19      0.26       0.33
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    (0.06)     0.19      0.22      0.83      (1.39)
                                                   --------  --------  --------  --------   --------
       Total From Investment Operations...........     0.11      0.39      0.41      1.09      (1.06)
                                                   --------  --------  --------  --------   --------
Less Distributions
   Net Investment Income..........................    (0.34)    (0.11)       --        --         --
   Net Realized Gains.............................    (0.01)    (0.03)    (0.01)       --         --
   Return of Capital..............................       --        --        --        --      (0.03)
                                                   --------  --------  --------  --------   --------
       Total Distributions........................    (0.35)    (0.14)    (0.01)       --      (0.03)
                                                   --------  --------  --------  --------   --------
Net Asset Value, End of Period.................... $  10.41  $  10.65  $  10.40  $  10.00   $   8.91
                                                   ========  ========  ========  ========   ========
Total Return......................................     1.22%     3.85%     4.08%    12.23%    (10.67)%(C)
                                                   --------  --------  --------  --------   --------
Net Assets, End of Period (thousands)............. $863,403  $786,917  $524,375  $303,440   $198,165
Ratio of Expenses to Average Net Assets...........     0.19%     0.19%     0.20%     0.24%      0.24%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................     0.19%     0.19%     0.20%     0.24%      0.24%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................     1.65%     1.89%     1.84%     2.81%      4.32%(B)(E)
Portfolio Turnover Rate...........................      109%       51%       78%       28%        21%(C)

                                                                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                                                                       PERIOD
                                                      YEAR        YEAR        YEAR        YEAR        DEC. 1,        YEAR
                                                     ENDED       ENDED       ENDED       ENDED        2007 TO       ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,
                                                      2012        2011        2010        2009          2008         2007
                                                   ----------  ----------  ----------  ----------  ----------     ----------
Net Asset Value, Beginning of Period.............. $    10.99  $    11.15  $    10.92  $    10.44  $    10.44     $    10.43
                                                   ----------  ----------  ----------  ----------  ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.11        0.18        0.25        0.26        0.26           0.50
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       0.09        0.01        0.32        0.49        0.07           0.01
                                                   ----------  ----------  ----------  ----------  ----------     ----------
       Total From Investment Operations...........       0.20        0.19        0.57        0.75        0.33           0.51
                                                   ----------  ----------  ----------  ----------  ----------     ----------
Less Distributions
   Net Investment Income..........................      (0.11)      (0.20)      (0.26)      (0.27)      (0.33)         (0.50)
   Net Realized Gains.............................      (0.20)      (0.15)      (0.08)         --          --             --
   Return of Capital..............................         --          --          --          --          --             --
                                                   ----------  ----------  ----------  ----------  ----------     ----------
       Total Distributions........................      (0.31)      (0.35)      (0.34)      (0.27)      (0.33)         (0.50)
                                                   ----------  ----------  ----------  ----------  ----------     ----------
Net Asset Value, End of Period.................... $    10.88  $    10.99  $    11.15  $    10.92  $    10.44     $    10.44
                                                   ==========  ==========  ==========  ==========  ==========     ==========
Total Return......................................       1.89%       1.77%       5.32%       7.27%       3.25%(C)       4.98%
                                                   ----------  ----------  ----------  ----------  ----------     ----------
Net Assets, End of Period (thousands)............. $1,585,670  $1,343,989  $1,110,308  $1,008,237  $1,115,037     $1,216,609
Ratio of Expenses to Average Net Assets...........       0.20%       0.21%       0.23%       0.25%       0.23%(B)       0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.20%       0.21%       0.23%       0.25%       0.23%(B)       0.23%
Ratio of Net Investment Income to Average Net
  Assets..........................................       0.98%       1.65%       2.29%       2.44%       2.77%(B)       4.81%
Portfolio Turnover Rate...........................         41%         64%         64%         72%         79%(C)          0%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            -------------------------------------------------------------------------
                                                                                PERIOD
                               YEAR        YEAR        YEAR        YEAR        DEC. 1,        YEAR
                              ENDED       ENDED       ENDED       ENDED        2007 TO       ENDED
                             OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,
                               2012        2011        2010        2009          2008         2007
                            ----------  ----------  ----------  ----------  ----------     ----------
Net Asset
  Value,
  Beginning of
  Period................... $    11.32  $    11.70  $    11.27  $    10.68  $    10.84     $    10.53
                            ----------  ----------  ----------  ----------  ----------     ----------
Income From
  Investment
  Operations
   Net
     Investment
     Income
     (Loss)(A).............       0.18        0.23        0.29        0.27        0.25           0.32
   Net Gains
     (Losses)
     on
     Securities
     (Realized
     and
     Unrealized)...........       0.22        0.06        0.54        0.55       (0.10)          0.20
                            ----------  ----------  ----------  ----------  ----------     ----------
       Total
         From
         Investment
         Operations........       0.40        0.29        0.83        0.82        0.15           0.52
                            ----------  ----------  ----------  ----------  ----------     ----------
Less
  Distributions
   Net
     Investment
     Income................      (0.23)      (0.44)      (0.40)      (0.23)      (0.30)         (0.21)
   Net
     Realized
     Gains.................      (0.21)      (0.23)         --          --          --             --
   Return of
     Capital...............         --          --          --          --       (0.01)            --
                            ----------  ----------  ----------  ----------  ----------     ----------
       Total
         Distributions.....      (0.44)      (0.67)      (0.40)      (0.23)      (0.31)         (0.21)
                            ----------  ----------  ----------  ----------  ----------     ----------
Net Asset
  Value, End of
  Period................... $    11.28  $    11.32  $    11.70  $    11.27  $  10.68 $          10.84
                            ==========  ==========  ==========  ==========  ==========     ==========
Total Return...............       3.74%       2.74%       7.51%       7.74%       1.40%(C)       5.00%
                            ----------  ----------  ----------  ----------  ----------     ----------
Net Assets, End
  of Period
  (thousands).............. $6,341,337  $5,184,700  $4,395,516  $3,220,787  $3,319,257     $3,484,919
Ratio of
  Expenses to
  Average Net
  Assets...................       0.28%       0.28%       0.28%       0.30%       0.28%(B)       0.28%
Ratio of
  Expenses to
  Average Net
  Assets
  (Excluding
  Waivers and
  Assumption
  of Expenses
  and/or
  Recovery of
  Previously
  Waived fees
  and Fees Paid
  Indirectly)..............       0.28%       0.28%       0.28%       0.30%       0.28%(B)       0.28%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets...................       1.64%       2.10%       2.56%       2.48%       2.53%(B)       3.01%
Portfolio
  Turnover
  Rate.....................         58%         67%         73%         70%         55%(C)        108%

                            DFA WORLD EX U.S. GOVERNMENT FIXED
                                     INCOME PORTFOLIO
                            ----------------------------------
                                          PERIOD
                                         DEC. 6,
                                        2011(a) TO
                                       OCTOBER 31,
                                           2012
                            ----------------------------------
Net Asset
  Value,
  Beginning of
  Period...................              $  10.00
                                         --------
Income From
  Investment
  Operations
   Net
     Investment
     Income
     (Loss)(A).............                  0.18
   Net Gains
     (Losses)
     on
     Securities
     (Realized
     and
     Unrealized)...........                  0.48
                                         --------
       Total
         From
         Investment
         Operations........                  0.66
                                         --------
Less
  Distributions
   Net
     Investment
     Income................                 (0.10)
   Net
     Realized
     Gains.................                    --
   Return of
     Capital...............                    --
                                         --------
       Total
         Distributions.....                 (0.10)
                                         --------
Net Asset
  Value, End of
  Period...................              $  10.56
                                         ========
Total Return...............                  6.66%(C)
                                         --------
Net Assets, End
  of Period
  (thousands)..............              $141,237
Ratio of
  Expenses to
  Average Net
  Assets...................                  0.20%(B)(E)
Ratio of
  Expenses to
  Average Net
  Assets
  (Excluding
  Waivers and
  Assumption
  of Expenses
  and/or
  Recovery of
  Previously
  Waived fees
  and Fees Paid
  Indirectly)..............                  0.37%(B)(E)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets...................                  1.83%(B)(E)
Portfolio
  Turnover
  Rate.....................                    82%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                              -------------------------------------------------------------------------
                                                                                                  PERIOD
                                                 YEAR        YEAR        YEAR        YEAR        DEC. 1,        YEAR
                                                ENDED       ENDED       ENDED       ENDED        2007 TO       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,
                                                 2012        2011        2010        2009          2008         2007
                                              ----------  ----------  ----------  ----------  ----------     ----------
Net Asset Value, Beginning of Period......... $    12.90  $    12.84  $    12.31  $    11.66  $    11.86     $    11.48
                                              ----------  ----------  ----------  ----------  ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)...........       0.37        0.44        0.49        0.51        0.49           0.54
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       0.32        0.10        0.57        0.72       (0.17)          0.35
                                              ----------  ----------  ----------  ----------  ----------     ----------
       Total From Investment Operations......       0.69        0.54        1.06        1.23        0.32           0.89
                                              ----------  ----------  ----------  ----------  ----------     ----------
Less Distributions
   Net Investment Income.....................      (0.37)      (0.44)      (0.48)      (0.52)      (0.52)         (0.51)
   Net Realized Gains........................      (0.09)      (0.04)      (0.05)      (0.06)         --             --
                                              ----------  ----------  ----------  ----------  ----------     ----------
       Total Distributions...................      (0.46)      (0.48)      (0.53)      (0.58)      (0.52)         (0.51)
                                              ----------  ----------  ----------  ----------  ----------     ----------
Net Asset Value, End of Period............... $    13.13  $    12.90  $    12.84  $    12.31  $    11.66     $    11.86
                                              ==========  ==========  ==========  ==========  ==========     ==========
Total Return.................................       5.49%       4.42%       8.85%      10.71%       2.73%(C)       8.06%
                                              ----------  ----------  ----------  ----------  ----------     ----------
Net Assets, End of Period (thousands)........ $3,058,924  $2,377,280  $1,869,828  $1,484,155  $1,248,514     $1,314,853
Ratio of Expenses to Average Net Assets......       0.13%       0.12%       0.13%       0.15%       0.13%(B)       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)......       0.13%       0.12%       0.13%       0.15%       0.13%(B)       0.13%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.85%       3.50%       3.91%       4.18%       4.44%(B)       4.72%
Portfolio Turnover Rate......................          4%         16%          7%          8%         14%(C)          0%

                                                             DFA SHORT-TERM EXTENDED
                                                                QUALITY PORTFOLIO
                                              ----------------------------------------------

                                                 YEAR        YEAR       YEAR         PERIOD
                                                ENDED       ENDED      ENDED    MARCH 4, 2009(a)
                                               OCT. 31,    OCT. 31,   OCT. 31,         TO
                                                 2012        2011       2010     OCT. 31, 2009
                                              ----------  ----------  --------  ----------------
Net Asset Value, Beginning of Period......... $    10.86  $    10.93  $  10.56      $  10.00
                                              ----------  ----------  --------      --------
Income From Investment Operations
   Net Investment Income (Loss)(A)...........       0.21        0.25      0.33          0.24
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       0.13       (0.05)     0.37          0.50
                                              ----------  ----------  --------      --------
       Total From Investment Operations......       0.34        0.20      0.70          0.74
                                              ----------  ----------  --------      --------
Less Distributions
   Net Investment Income.....................      (0.20)      (0.25)    (0.32)        (0.18)
   Net Realized Gains........................      (0.02)      (0.02)    (0.01)           --
                                              ----------  ----------  --------      --------
       Total Distributions...................      (0.22)      (0.27)    (0.33)        (0.18)
                                              ----------  ----------  --------      --------
Net Asset Value, End of Period............... $    10.98  $    10.86  $  10.93      $  10.56
                                              ==========  ==========  ========      ========
Total Return.................................       3.22%       1.91%     6.73%         7.49%(C)
                                              ----------  ----------  --------      --------
Net Assets, End of Period (thousands)........ $1,975,102  $1,333,202  $754,269      $378,475
Ratio of Expenses to Average Net Assets......       0.22%       0.22%     0.22%         0.22%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)......       0.23%       0.23%     0.24%         0.28%(B)(E)
Ratio of Net Investment Income to Average
  Net Assets.................................       1.96%       2.32%     3.04%         3.54%(B)(E)
Portfolio Turnover Rate......................         21%         17%       14%            2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DFA INTERMEDIATE-TERM EXTENDED
                                                                       QUALITY PORTFOLIO
                                                            ----------------------------------------
                                                              YEAR      YEAR         PERIOD
                                                             ENDED     ENDED    JULY 20, 2010(a)
                                                            OCT. 31,  OCT. 31,         TO
                                                              2012      2011     OCT. 31, 2010
                                                            --------  --------  ----------------
Net Asset Value, Beginning of Period....................... $  10.46  $  10.28      $  10.00
                                                            --------  --------      --------
Income From Investment Operations
   Net Investment Income (Loss) (A)........................     0.33      0.33          0.08
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...........................................     0.61      0.16          0.24
                                                            --------  --------      --------
       Total From Investment Operations....................     0.94      0.49          0.32
                                                            --------  --------      --------
Less Distributions
   Net Investment Income...................................    (0.30)    (0.31)        (0.04)
   Net Realized Gains......................................       --        --            --
                                                            --------  --------      --------
       Total Distributions.................................    (0.30)    (0.31)        (0.04)
                                                            --------  --------      --------
Net Asset Value, End of Period............................. $  11.10  $  10.46      $  10.28
                                                            ========  ========      ========
Total Return...............................................     9.19%     4.94%         3.15%(C)
                                                            --------  --------      --------
Net Assets, End of Period (thousands)...................... $828,270  $307,580      $144,093
Ratio of Expenses to Average Net Assets....................     0.22%     0.22%         0.22%%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Assumption of Expenses and/or Recovery of Previously
  Waived Fees).............................................     0.24%     0.27%         0.35%(B)(E)
Ratio of Net Investment Income to Average Net Assets.......     3.04%     3.27%         2.77%(B)(E)
Portfolio Turnover Rate....................................        8%       15%            1%(C)

                                                              DFA INVESTMENT GRADE PORTFOLIO
                                                            -----------------------------------
                                                                YEAR           PERIOD
                                                               ENDED      MARCH 7, 2011(a)
                                                              OCT. 31,           TO
                                                                2012       OCT. 31, 2011
                                                            --------     ----------------
Net Asset Value, Beginning of Period....................... $  10.60         $  10.00
                                                            --------         --------
Income From Investment Operations
   Net Investment Income (Loss) (A)........................     0.25             0.19
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...........................................     0.40             0.54
                                                            --------         --------
       Total From Investment Operations....................     0.65             0.73
                                                            --------         --------
Less Distributions
   Net Investment Income...................................    (0.26)           (0.13)
   Net Realized Gains......................................       --               --
                                                            --------         --------
       Total Distributions.................................    (0.26)           (0.13)
                                                            --------         --------
Net Asset Value, End of Period............................. $  10.99         $  10.60
                                                            ========         ========
Total Return...............................................     6.21%            7.35%(C)
                                                            --------         --------
Net Assets, End of Period (thousands)...................... $899,163         $199,654
Ratio of Expenses to Average Net Assets....................     0.22%(D)         0.22%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Assumption of Expenses and/or Recovery of Previously
  Waived Fees).............................................     0.41%(D)         0.50%(B)(D)(E)
Ratio of Net Investment Income to Average Net Assets.......     2.32%(D)         2.68%(B)(E)
Portfolio Turnover Rate....................................      N/A              N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                                                   --------------------------------------------------------------------
                                                                                                    PERIOD
                                                      YEAR        YEAR        YEAR       YEAR      DEC. 1,       YEAR
                                                     ENDED       ENDED       ENDED      ENDED      2007 TO      ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,    OCT. 31,    NOV. 30,
                                                      2012        2011        2010       2009        2008        2007
                                                   ----------  ----------  ----------  --------  --------      --------
Net Asset Value, Beginning of Period.............. $    12.35  $    11.85  $    10.95  $   9.41  $  10.80      $  10.19
                                                   ----------  ----------  ----------  --------  --------      --------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.27        0.55        0.29      0.12      0.70          0.45
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       0.79        0.52        0.92      1.53     (1.48)         0.50
                                                   ----------  ----------  ----------  --------  --------      --------
       Total From Investment Operations...........       1.06        1.07        1.21      1.65     (0.78)         0.95
                                                   ----------  ----------  ----------  --------  --------      --------
Less Distributions
   Net Investment Income..........................      (0.27)      (0.51)      (0.31)    (0.10)    (0.61)        (0.34)
   Net Realized Gains.............................      (0.14)      (0.06)         --     (0.01)       --            --
                                                   ----------  ----------  ----------  --------  --------      --------
       Total Distributions........................      (0.41)      (0.57)      (0.31)    (0.11)    (0.61)        (0.34)
                                                   ----------  ----------  ----------  --------  --------      --------
Net Asset Value, End of Period.................... $    13.00  $    12.35  $    11.85  $  10.95  $   9.41      $  10.80
                                                   ==========  ==========  ==========  ========  ========      ========
Total Return......................................       8.70%       9.38%      11.29%    17.70%    (7.90)%(C)     9.59%
                                                   ----------  ----------  ----------  --------  --------      --------
Net Assets, End of Period (thousands)............. $2,511,251  $1,888,045  $1,396,779  $774,110  $371,747      $240,403
Ratio of Expenses to Average Net Assets...........       0.13%       0.13%       0.13%     0.16%     0.15%(B)      0.20%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees)......       0.13%       0.13%       0.13%     0.16%     0.14%(B)      0.21%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.12%       4.64%       2.57%     1.20%     7.01%(B)      4.58%
Portfolio Turnover Rate...........................          9%         18%         12%        6%        3%(C)         0%

                                                                  DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                   ---------------------------------------------------------------------
                                                                                                      PERIOD
                                                      YEAR        YEAR        YEAR        YEAR       DEC. 1,      YEAR
                                                     ENDED       ENDED       ENDED       ENDED       2007 TO     ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,   NOV. 30,
                                                      2012        2011        2010        2009         2008       2007
                                                   ----------  ----------  ----------  ----------  --------     --------
Net Asset Value, Beginning of Period.............. $    10.30  $    10.34  $    10.24  $    10.02  $  10.05     $  10.02
                                                   ----------  ----------  ----------  ----------  --------     --------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.14        0.16        0.18        0.20      0.19         0.31
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.01)      (0.03)       0.10        0.23     (0.03)        0.02
                                                   ----------  ----------  ----------  ----------  --------     --------
       Total From Investment Operations...........       0.13        0.13        0.28        0.43      0.16         0.33
                                                   ----------  ----------  ----------  ----------  --------     --------
Less Distributions
   Net Investment Income..........................      (0.14)      (0.17)      (0.18)      (0.21)    (0.19)       (0.30)
   Net Realized Gains.............................         --          --          --          --        --           --
                                                   ----------  ----------  ----------  ----------  --------     --------
       Total Distributions........................      (0.14)      (0.17)      (0.18)      (0.21)    (0.19)       (0.30)
                                                   ----------  ----------  ----------  ----------  --------     --------
Net Asset Value, End of Period.................... $    10.29  $    10.30  $    10.34  $    10.24  $  10.02     $  10.05
                                                   ==========  ==========  ==========  ==========  ========     ========
Total Return......................................       1.30%       1.24%       2.73%       4.32%     1.63%(C)     3.38%
                                                   ----------  ----------  ----------  ----------  --------     --------
Net Assets, End of Period (thousands)............. $1,582,296  $1,525,039  $1,414,926  $1,168,259  $991,918     $948,426
Ratio of Expenses to Average Net Assets...........       0.22%       0.23%       0.23%       0.25%     0.23%(B)     0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees)......       0.22%       0.23%       0.23%       0.25%     0.23%(B)     0.23%
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.38%       1.60%       1.72%       1.99%     2.04%(B)     3.07%
Portfolio Turnover Rate...........................         20%         13%          1%          0%        1%(C)        0%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             DFA INTERMEDIATE-TERM
                            MUNICIPAL BOND PORTFOLIO            DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            ------------------------ -----------------------------------------------------------------
                                                                                                PERIOD
                                     PERIOD            YEAR      YEAR      YEAR      YEAR      DEC. 1,         PERIOD
                                MARCH 1, 2012(a)      ENDED     ENDED     ENDED     ENDED      2007 TO    APRIL 2, 2007(a)
                                       TO            OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,          TO
                                OCTOBER 31, 2012       2012      2011      2010      2009        2008      NOV. 30, 2007
                            ------------------------ --------  --------  --------  --------  --------     ----------------
Net Asset Value,
  Beginning of
  Period...................         $ 10.00          $  10.32  $  10.39  $  10.26  $  10.00  $  10.07         $  10.00
                                    -------          --------  --------  --------  --------  --------         --------
Income From
  Investment
  Operations
   Net Investment
     Income
     (Loss)(A).............            0.07              0.15      0.17      0.19      0.22      0.21             0.20
   Net Gains
     (Losses) on
     Securities
     (Realized and
     Unrealized)...........            0.04              0.02     (0.06)     0.13      0.27     (0.06)            0.02
                                    -------          --------  --------  --------  --------  --------         --------
       Total From
         Investment
         Operations........            0.11              0.17      0.11      0.32      0.49      0.15             0.22
                                    -------          --------  --------  --------  --------  --------         --------
Less Distributions
   Net Investment
     Income................           (0.05)            (0.15)    (0.18)    (0.19)    (0.23)    (0.22)           (0.15)
                                    -------          --------  --------  --------  --------  --------         --------
       Total
         Distributions.....           (0.05)            (0.15)    (0.18)    (0.19)    (0.23)    (0.22)           (0.15)
                                    -------          --------  --------  --------  --------  --------         --------
Net Asset Value, End
  of Period................         $ 10.06          $  10.34  $  10.32  $  10.39  $  10.26  $  10.00         $  10.07
                                    =======          ========  ========  ========  ========  ========         ========
Total Return...............            1.13%(C)          1.61%     1.08%     3.14%     4.91%     1.45%(C)         2.23%(C)
                                    -------          --------  --------  --------  --------  --------         --------
Net Assets, End of
  Period
  (thousands)..............         $89,499          $395,141  $317,822  $297,631  $210,774  $180,915         $128,983
Ratio of Expenses to
  Average Net
  Assets...................            0.23%(B)(E)       0.23%     0.23%     0.24%     0.26%     0.27%(B)         0.30%(B)(E)
Ratio of Expenses to
  Average Net Assets
  (Excluding
  Waivers and
  Assumption of
  Expenses and/or
  Recovery of
  Previously Waived
  Fees)....................            0.34%(B)(E)       0.23%     0.23%     0.24%     0.26%     0.26%(B)         0.33%(B)(E)
Ratio of Net
  Investment Income
  to Average Net
  Assets...................            1.09%(B)(E)       1.41%     1.69%     1.83%     2.17%     2.27%(B)         3.22%(B)(E)
Portfolio Turnover
  Rate.....................               2%(C)            20%       15%        4%        4%       17%(C)            7%(C)

                            DFA CALIFORNIA INTERMEDIATE-TERM
                                MUNICIPAL BOND PORTFOLIO
                            --------------------------------

                                         PERIOD
                                    NOV. 29, 2011(a)
                                           TO
                                    OCTOBER 31, 2012
                            --------------------------------
Net Asset Value,
  Beginning of
  Period...................             $ 10.00
                                        -------
Income From
  Investment
  Operations
   Net Investment
     Income
     (Loss)(A).............                0.15
   Net Gains
     (Losses) on
     Securities
     (Realized and
     Unrealized)...........                0.27
                                        -------
       Total From
         Investment
         Operations........                0.42
                                        -------
Less Distributions
   Net Investment
     Income................               (0.12)
                                        -------
       Total
         Distributions.....               (0.12)
                                        -------
Net Asset Value, End
  of Period................             $ 10.30
                                        =======
Total Return...............                4.21%(C)
                                        -------
Net Assets, End of
  Period
  (thousands)..............             $58,652
Ratio of Expenses to
  Average Net
  Assets...................                0.23%(B)(E)
Ratio of Expenses to
  Average Net Assets
  (Excluding
  Waivers and
  Assumption of
  Expenses and/or
  Recovery of
  Previously Waived
  Fees)....................                0.41%(B)(E)
Ratio of Net
  Investment Income
  to Average Net
  Assets...................                1.51%(B)(E)
Portfolio Turnover
  Rate.....................                   0%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors.The Fund consists of sixty-seven operational portfolios, of which fifteen (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports.

   DFA Investment Grade Portfolio achieves its investment objective by primarily investing in other portfolios within IDG (collectively, the "Master Funds"). The Portfolio also invests in short-term temporary cash investments.

                                                    DFA INVESTMENT GRADE PORTFOLIO (PERCENTAGE OF
MASTER FUNDS                                               OWNERSHIP AT OCTOBER 31, 2012)
------------                                        ---------------------------------------------
DFA Intermediate-Term Extended Quality Portfolio                         42%
DFA Intermediate Government Fixed Income Portfolio                        9%
DFA Short-Term Extended Quality Portfolio..........                      10%
DFA Short-Term Government Portfolio                                       5%

   Effective February 28, 2011, DFA Five-Year Government Portfolio changed its name to DFA Short-Term Government Portfolio.

   Prior to October 23, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invested substantially all of their assets in respective shares of The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series. At the close of business on October 23, 2009, the Portfolios received their pro-rata share of cash and securities from the respective Series in a complete liquidation of their interest in the Series. Effective October 24, 2009, the Portfolios invest directly in securities rather than through the Series and maintain the same investment objectives.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Investment Grade Portfolio are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, and DFA Intermediate-Term Extended Quality Portfolio enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income

Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

   Prior to June 4, 2009 and October 16, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, respectively, recognized their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective investments in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series which were treated as partnerships in accordance with both U.S. federal income tax regulations and accounting principles generally accepted in the United States of America. Effective June 4, 2009 and October 16, 2009, The DFA One-Year Fixed Income Series' and The DFA Two-Year Global Fixed Income Series', respectively, partnership status ceased and each became a corporate master fund in a RIC/RIC master-feeder structure. The Portfolios became the feeders of these Series. On October 23, 2009, both DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio liquidated their investment in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, respectively. Effective October 24, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invest directly in securities rather than through the Series and maintain the same investment objective. See Federal Income Taxes note for more information regarding these transactions.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

        DFA One-Year Fixed Income Portfolio....................... 0.05%
        DFA Two-Year Global Fixed Income Portfolio................ 0.05%
        DFA Selectively Hedged Global Fixed Income Portfolio...... 0.15%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Five-Year Global Fixed Income Portfolio............... 0.25%
        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%

   For the year ended October 31, 2012, administrative services fees for DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               DFA One-Year Fixed Income Portfolio........ 0.10%
               DFA Two-Year Global Fixed Income Portfolio. 0.10%

   Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Amended and Restated Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                     PREVIOUSLY
                                                                     RECOVERY       WAIVED FEES/
                                                       EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                      LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                              AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                            ---------- ---------------- -----------------
DFA Selectively Hedged Global Fixed Income Portfolio
  (1)................................................    0.25%          --                 --
DFA Short-Term Government Portfolio (2)..............    0.20%          --                 --
DFA World ex U.S. Government Fixed Income Portfolio
  (1)................................................    0.20%          --             $  122
DFA Short-Term Extended Quality Portfolio (1)........    0.22%          --                375
DFA Intermediate-Term Extended Quality Portfolio (1).    0.22%          --                225
DFA Investment Grade Portfolio (3)...................    0.22%          --              1,205

                                                                                              PREVIOUSLY
                                                                              RECOVERY       WAIVED FEES/
                                                                EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                               LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                       AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                                     ---------- ---------------- -----------------
DFA Inflation-Protected Securities Portfolio (1)..............    0.20%          --                --
DFA Short-Term Municipal Bond Portfolio (2)...................    0.30%          --                --
DFA Intermediate-Term Municipal Bond Portfolio (1)............    0.23%          --               $44
DFA California Short-Term Municipal Bond Portfolio (1)........    0.30%          --                --
DFA California Intermediate-Term Municipal Bond Portfolio (1).    0.23%          --                66

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount, as listed above.

   (3)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount, as listed above.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                              FEES PAID
                                                              INDIRECTLY
                                                              ----------
        DFA Two-Year Global Fixed Income Portfolio...........    $54
        DFA Selectively Hedged Global Fixed Income Portfolio.     12
        DFA Five-Year Global Fixed Income Portfolio..........     64
        DFA World ex U.S. Goverment Fixed Income Portfolio...      3

                                                            FEES PAID
                                                            INDIRECTLY
                                                            ----------
          DFA Short-Term Extended Quality Portfolio........    $31
          DFA Intermediate-Term Extended Quality Portfolio.     15

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

        DFA One-Year Fixed Income Portfolio....................... $249
        DFA Two-Year Global Fixed Income Portfolio................  222
        DFA Selectively Hedged Global Fixed Income Portfolio......   11
        DFA Short-Term Government Portfolio.......................   40
        DFA Five-Year Global Fixed Income Portfolio...............  126
        DFA World ex U.S. Government Fixed Income Portfolio.......   --
        DFA Intermediate Government Fixed Income Portfolio........   56
        DFA Short-Term Extended Quality Portfolio.................   15
        DFA Intermediate-Term Extended Quality Portfolio..........    2
        DFA Investment Grade Portfolio............................    1
        DFA Inflation-Protected Securities Portfolio..............   28
        DFA Short-Term Municipal Bond Portfolio...................   42
        DFA Intermediate-Term Municipal Bond Portfolio............   --
        DFA California Short-Term Municipal Bond Portfolio........    8
        DFA California Intermediate-Term Municipal Bond Portfolio.   --

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. GOVERNMENT      OTHER INVESTMENT
                                                           SECURITIES            SECURITIES
                                                      --------------------- ---------------------
                                                      PURCHASES    SALES    PURCHASES    SALES
                                                      ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio.................. $2,389,599 $2,311,637 $3,532,801 $2,422,049
DFA Two-Year Global Fixed Income Portfolio...........  1,190,797  1,714,124  3,605,734  2,960,608
DFA Selectively Hedged Global Fixed Income Portfolio.    186,520    155,149    762,903    692,282
DFA Short-Term Government Portfolio..................    828,559    579,743         --         --
DFA Five-Year Global Fixed Income Portfolio..........    456,368    281,658  3,859,789  2,970,429
DFA World ex U.S. Government Fixed Income Portfolio..      3,414        769    197,867     66,323
DFA Intermediate Government Fixed Income Portfolio...    749,493    106,474         --         --
DFA Short-Term Extended Quality Portfolio............     87,453     33,145    878,647    300,875
DFA Intermediate-Term Extended Quality Portfolio.....     45,229      3,478    484,576     43,012

                                                             U.S. GOVERNMENT    OTHER INVESTMENT
                                                                SECURITIES         SECURITIES
                                                            ------------------ ------------------
                                                            PURCHASES  SALES   PURCHASES  SALES
                                                            --------- -------- --------- --------
DFA Inflation-Protected Securities Portfolio............... $670,843  $198,666       --        --
DFA Short-Term Municipal Bond Portfolio....................       --        -- $377,313  $301,292
DFA Intermediate-Term Municipal Bond Portfolio.............       --        --   88,685     1,001
DFA California Short-Term Municipal Bond Portfolio.........       --        --  150,710    68,589
DFA California Intermediate-Term Municipal Bond Portfolio..       --        --   56,732        --

   For the year ended October 31, 2012, DFA Investment Grade Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                                     DFA INVESTMENT GRADE PORTFOLIO
                                                     ---------------------------------------------------------------
                                                     BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
                                                     10/31/2011 10/31/2012 PURCHASES SALES  INCOME   REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES                      ---------- ---------- --------- ----- -------- ----------------
DFA Intermediate-Term Extended Quality Portfolio      $82,262    $346,956  $249,630   --    $5,556          --
DFA Intermediate Government Fixed Income Portfolio.    69,791     275,095   202,018   --     4,805        $615
DFA Short-Term Extended Quality Portfolio.             36,732     187,536   149,045   --     2,241          90
DFA Short-Term Government Portfolio ................    9,369      80,766    71,323   --       348         222

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses, non-deductible expenses, expiration of capital loss carryforwards and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         INCREASE       INCREASE
                                                                        (DECREASE)     (DECREASE)
                                                         INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                        (DECREASE)    NET INVESTMENT  NET REALIZED
                                                      PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                      --------------- -------------- --------------
DFA Two-Year Global Fixed Income Portfolio...........        --          $25,420        $(25,420)
DFA Selectively Hedged Global Fixed Income Portfolio.        --            9,692          (9,692)
DFA Five-Year Global Fixed Income Portfolio..........        --              635            (635)
DFA World ex U.S. Government Fixed Income Portfolio..       $(8)           2,436          (2,428)
DFA Intermediate Government Fixed Income Portfolio...        --              (64)             64
DFA Short-Term Extended Quality Portfolio............        --            2,234          (2,234)
DFA Intermediate-Term Extended Quality Portfolio.....        --              462            (462)
DFA Investment Grade Portfolio.......................        (1)             (20)             21

                                                                               INCREASE       INCREASE
                                                                              (DECREASE)     (DECREASE)
                                                               INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                              (DECREASE)    NET INVESTMENT  NET REALIZED
                                                            PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                            --------------- -------------- --------------
DFA Short-Term Municipal Bond Portfolio....................      $(17)            --            $17
DFA Intermediate-Term Municipal Bond Portfolio.............       (16)           $16             --
DFA California Intermediate-Term Municipal Bond Portfolio..        (2)             2             --

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2011 and the year ended October 31, 2012 were as follows (amounts in thousands):

                                                      NET INVESTMENT
                                                          INCOME
                                                      AND SHORT-TERM   LONG-TERM
                                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                      -------------- ------------- --------
DFA One-Year Fixed Income Portfolio
2011.................................................    $ 50,119       $ 4,048    $ 54,167
2012.................................................      39,643       $16,267      55,910

DFA Two-Year Global Fixed Income Portfolio
2011.................................................      32,925         5,202      38,127
2012.................................................      82,921         3,260      86,181

DFA Selectively Hedged Global Fixed Income Portfolio
2011.................................................       7,619            53       7,672
2012.................................................      25,733           423      26,156

DFA Short-Term Government Portfolio
2011.................................................      23,913        12,239      36,152
2012.................................................      18,199        21,214      39,413

DFA Five-Year Global Fixed Income Portfolio
2011.................................................     192,873        72,164     265,037
2012.................................................     139,431        76,000     215,431

DFA World ex U.S. Government Fixed Income Portfolio
2011.................................................          --            --          --
2012.................................................         837            --         837

DFA Intermediate Government Fixed Income Portfolio
2011.................................................      73,117         6,089      79,206
2012.................................................      77,383        16,580      93,963

DFA Short-Term Extended Quality Portfolio
2011.................................................      25,889           519      26,408
2012.................................................      29,793         2,632      32,425

DFA Intermediate-Term Extended Quality Portfolio
2011.................................................       6,497            --       6,497
2012.................................................      15,556            --      15,556

                                                           NET INVESTMENT
                                                               INCOME
                                                           AND SHORT-TERM   LONG-TERM
                                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                           -------------- ------------- -------
DFA Investment Grade Portfolio
2011......................................................    $ 1,109            --     $ 1,109
2012......................................................     12,346            --      12,346

DFA Inflation-Protected Securities Portfolio
2011......................................................     71,669         7,253      78,922
2012......................................................     45,542        19,542      65,084

DFA Short-Term Municipal Bond Portfolio
2011......................................................     24,364            --      24,364
                                                               21,494            --      21,494

DFA Intermediate-Term Municipal Bond Portfolio
2011......................................................         --            --          --
2012......................................................        362            --         362

DFA California Short-Term Municipal Bond Portfolio
2011......................................................      5,292            --       5,292
2012......................................................      4,994            --       4,994

DFA California Intermediate-Term Municipal Bond Portfolio
2011......................................................         --            --          --
2012......................................................        471            --         471

   DFA World ex U.S. Government Fixed Income Portfolio, DFA Intermediate-Term Municipal Bond Portfolio and DFA California Intermediate-Term Municipal Bond Portfolio commenced operations on December 6, 2011, March 1, 2012 and
November 29, 2011, respectively, and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                      UNDISTRIBUTED                               TOTAL NET
                                                      NET INVESTMENT                            DISTRIBUTABLE
                                                        INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                        SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                      -------------- ------------- ------------ -------------
DFA One-Year Fixed Income Portfolio..................    $11,767        $ 6,558          --        $18,325
DFA Two-Year Global Fixed Income Portfolio...........     39,605          1,011          --         40,616
DFA Selectively Hedged Global Fixed Income Portfolio.     18,641             --          --         18,641
DFA Short-Term Government Portfolio..................      2,515         12,916          --         15,431
DFA Five-Year Global Fixed Income Portfolio..........     37,856         42,514          --         80,370
DFA World ex U.S. Government Fixed Income Portfolio..      2,803             --          --          2,803
DFA Intermediate Government Fixed Income Portfolio...     13,195          5,296          --         18,491
DFA Short-Term Extended Quality Portfolio............      4,760          4,380          --          9,140
DFA Intermediate-Term Extended Quality Portfolio.....      2,259            487          --          2,746
DFA Investment Grade Portfolio.......................        718            862          --          1,580
DFA Inflation-Protected Securities Portfolio.........     11,494         13,876          --         25,370
DFA Short-Term Municipal Bond Portfolio..............      1,554             --        $(64)         1,490

                                                            UNDISTRIBUTED                               TOTAL NET
                                                            NET INVESTMENT                            DISTRIBUTABLE
                                                              INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                              SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                            CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                            -------------- ------------- ------------ -------------
DFA Intermediate-Term municipal Bond Portfolio.............      $105           --           $  (2)       $103
DFA California Short-Term Municipal Bond Portfolio.........       349           --            (4)          345
DFA California Intermediate-Term Municipal Bond Portfolio..        77           --            --            77

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                     2018 2019 UNLIMITED TOTAL
                                                     ---- ---- --------- -----
 DFA Short-Term Municipal Bond Portfolio............  --  $ 3     $61     $64
 DFA Intermediate-Term Municipal Bond Portfolio.....  --   --       2       2
 DFA California Short-Term Municipal Bond Portfolio. $ 1    3      --       4

   During the year ended October 31, 2012, DFA Intermediate-Term Extended Quality Portfolio utilized capital loss carryforwards to offset realized capital gain for federal income tax purposes in the amount of $293 (amount in thousands).

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                  NET
                                                                                               UNREALIZED
                                                       FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                       TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                      ---------- ------------ -------------- --------------
DFA One-Year Fixed Income Portfolio.................. $7,138,990   $ 17,377      $ (1,304)      $ 16,073
DFA Two-Year Global Fixed Income Portfolio...........  4,719,188         --       (11,446)       (11,446)
DFA Selectively Hedged Global Fixed Income Portfolio     835,065      8,997        (5,182)         3,815
DFA Short-Term Government Portfolio..................  1,549,590     20,495           (73)        20,422
DFA Five-Year Global Fixed Income Portfolio..........  6,478,045    178,862        (4,423)       174,439
DFA World ex U.S. Government Fixed Income Portfolio      136,349      2,429          (752)         1,677
DFA Intermediate Government Fixed Income Portfolio     2,761,789    257,979            --        257,979
DFA Short-Term Extended Quality Portfolio............  2,042,198     45,526          (169)        45,357
DFA Intermediate-Term Extended Quality Portfolio         877,697     44,418          (612)        43,806
DFA Investment Grade Portfolio.......................    875,651     23,526            (5)        23,521
DFA Inflation-Protected Securities Portfolio.........  2,198,527    301,612         7,112        308,724
DFA Short-Term Municipal Bond Portfolio..............  1,542,400     23,088           (99)        22,989
DFA Intermediate-Term Municipal Bond Portfolio            87,772        747           (74)           673

                                                                                                     NET
                                                                                                  UNREALIZED
                                                           FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                                           TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                           -------- ------------ -------------- --------------
DFA California Short-Term Municipal Bond Portfolio         $385,845    $5,065         $(99)         $4,966
DFA California Intermediate-Term Municipal Bond Portfolio    56,791       954          (88)            866

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master-feeder structure with RIC feeders, underlying fund of fund investors (The DFA Two-Year Global Fixed Income Series) and other direct client investor(s), each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the Master Funds were deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the Master Fund. Since each Master Fund had a shareholder owning 80% or more of the fund's shares and also had shareholders owning less than 80%, each fund's respective transaction created a non-taxable transaction, pursuant to Internal Revenue Code (the "IRC") (S)332 for those owning more than 80%, and a taxable transaction, pursuant to IRC (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

   For federal income tax purposes, pursuant to IRC (S)332(a), DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, having had a more than 80% investment in its respective master fund, did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it was utilized by each Master Fund to satisfy its dividends paid deduction for the tax year ended October 31, 2008, was required to be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation was the same as it was in the possession of the Master Fund. However, any security distributed in satisfaction of the Master Fund's final dividend had a basis equal to its fair market value and was deemed acquired on the liquidation date.

   For financial reporting purposes, this transaction had no impact on the net assets of the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, and DFA Investment Grade Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2012, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
   SETTLEMENT  CURRENCY                    CONTRACT  OCTOBER 31,  EXCHANGE
     DATE      AMOUNT**      CURRENCY       AMOUNT      2012     GAIN (LOSS)
   ----------  --------  ---------------- ---------  ----------- -----------
   11/06/12    (128,052) Canadian Dollars $(129,934)  $(128,195)   $1,739
   11/07/12       4,708  Canadian Dollars     4,804       4,713       (91)
   11/07/12    (137,707) Canadian Dollars  (140,007)   (137,859)    2,148
   11/09/12     (72,094) Canadian Dollars   (72,952)    (72,171)      781
   11/09/12      (3,577) Canadian Dollars    (3,617)     (3,581)       36
   11/09/12      (5,057) Canadian Dollars    (5,153)     (5,063)       90
   11/09/12      (8,274) Canadian Dollars    (8,449)     (8,283)      166
   11/09/12        (482) Canadian Dollars      (492)       (482)       10
   11/09/12      (5,164) Canadian Dollars    (5,196)     (5,170)       26
   11/09/12      (9,872) Canadian Dollars    (9,921)     (9,882)       39
   11/19/12    (121,278) Canadian Dollars  (123,949)   (121,380)    2,569
   11/21/12     (86,054) Canadian Dollars   (87,139)    (86,123)    1,016
   11/21/12     (10,775) Canadian Dollars   (10,933)    (10,784)      149
   11/21/12      (5,273) Canadian Dollars    (5,307)     (5,277)       30
   11/21/12      (1,217) Canadian Dollars    (1,223)     (1,218)        5
   11/21/12      (8,240) Canadian Dollars    (8,245)     (8,247)       (2)
   11/21/12    (136,674) Canadian Dollars  (137,894)   (136,767)    1,127
   11/21/12    (125,205) Canadian Dollars  (126,277)   (125,284)      993
   11/27/12    (416,966) Denmark Kroner     (72,971)    (72,482)      489

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
    SETTLEMENT   CURRENCY                  CONTRACT  OCTOBER 31,  EXCHANGE
      DATE       AMOUNT**     CURRENCY      AMOUNT      2012     GAIN (LOSS)
    ----------  ----------  ------------- ---------  ----------- -----------
    01/03/13      (105,676) Euro          $(136,498)  $(137,064)   $  (566)
    01/16/13       (47,267) Euro            (61,712)    (61,315)       397
    01/16/13       (30,628) Euro            (40,234)    (39,731)       503
    01/16/13       (10,475) Euro            (13,651)    (13,588)        63
    01/16/13       (31,207) Euro            (40,506)    (40,481)        25
    01/25/13       (30,227) Euro            (39,117)    (39,214)       (97)
    01/25/13        (6,702) Euro             (8,696)     (8,695)         1
    11/13/12       (96,406) Euro           (119,230)   (124,971)    (5,741)
    11/13/12       (10,573) Euro            (13,265)    (13,706)      (441)
    11/15/12        47,392  Euro             61,969      61,436       (533)
    11/15/12      (116,898) Euro           (143,797)   (151,537)    (7,740)
    11/15/12       (19,046) Euro            (24,862)    (24,690)       172
    11/16/12        46,222  Euro             59,014      59,919        905
    11/16/12      (117,671) Euro           (145,342)   (152,541)    (7,199)
    11/16/12       (11,724) Euro            (15,098)    (15,199)      (101)
    11/16/12        (5,458) Euro             (7,040)     (7,075)       (35)
    11/16/12       (28,006) Euro            (36,214)    (36,306)       (92)
    11/30/12         6,743  Euro              8,741       8,743          2
    11/30/12      (113,974) Euro           (144,014)   (147,767)    (3,753)
    12/07/12       (30,000) Euro            (37,907)    (38,898)      (991)
    12/07/12       (10,740) Euro            (13,591)    (13,925)      (334)
    12/07/12       (12,852) Euro            (16,585)    (16,664)       (79)
    12/07/12       (18,413) Euro            (24,125)    (23,874)       251
    12/07/12        (5,119) Euro             (6,677)     (6,637)        40
    12/07/12        (6,987) Euro             (9,134)     (9,059)        75
    12/07/12       (20,370) Euro            (26,530)    (26,412)       118
    12/10/12      (105,592) Euro           (133,116)   (136,916)    (3,800)
    12/10/12       (10,586) Euro            (13,716)    (13,727)       (11)
    12/11/12      (106,601) Euro           (134,417)   (138,227)    (3,810)
    12/11/12          (448) Euro               (581)       (581)        --
    12/17/12       (10,314) Euro            (13,272)    (13,375)      (103)
    12/17/12       (10,895) Euro            (14,012)    (14,128)      (116)
    12/17/12        (3,709) Euro             (4,795)     (4,809)       (14)
    12/17/12       (87,686) Euro           (114,218)   (113,708)       510
    11/16/12    (6,250,749) Japanese Yen    (79,318)    (78,314)     1,004
                            New Zealand
    11/06/12       (53,523) Dollar          (44,229)    (44,000)       229
                            New Zealand
    11/06/12        (5,395) Dollar           (4,459)     (4,435)        24
                            New Zealand
    11/06/12        (2,353) Dollar           (1,922)     (1,934)       (12)
                            New Zealand
    11/06/12        (9,738) Dollar           (7,950)     (8,005)       (55)

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT  CURRENCY                     CONTRACT       VALUE AT      EXCHANGE
  DATE      AMOUNT**     CURRENCY         AMOUNT    OCTOBER 31, 2012 GAIN (LOSS)
----------  -------- ----------------- -----------  ---------------- -----------
                     New Zealand
11/06/12     (5,444) Dollar            $    (4,441)   $    (4,476)    $    (35)
11/29/12    (14,083) UKPound Sterling      (22,468)       (22,723)        (255)
                                       -----------    -----------     --------
                                       $(2,531,870)   $(2,552,144)    $(20,274)
                                       ===========    ===========     ========

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO*

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT  CURRENCY                     CONTRACT      VALUE AT      EXCHANGE
  DATE      AMOUNT**     CURRENCY         AMOUNT   OCTOBER 31, 2012 GAIN (LOSS)
----------  -------- ------------------ ---------  ---------------- -----------
11/06/12      3,936  Canadian Dollars   $   3,961     $   3,940       $   (21)
11/06/12    (28,863) Canadian Dollars     (27,263)      (26,893)          370
01/09/13    (29,379) Euro                 (37,849)      (38,107)         (258)
12/04/12      2,318  Euro                   2,998         3,005             7
12/04/12    (82,817) Euro                (104,183)     (107,378)       (3,195)
12/04/12     (1,045) Euro                  (1,363)       (1,354)            9
12/04/12    (24,907) Euro                 (32,159)      (32,294)         (135)
12/04/12    (15,180) UK Pound Sterling    (24,315)      (24,494)         (179)
                                        ---------     ---------       -------
                                        $(220,173)    $(223,575)      $(3,402)
                                        =========     =========       =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                   UNREALIZED
                                                                     FOREIGN
 SETTLEMENT  CURRENCY                   CONTRACT      VALUE AT      EXCHANGE
   DATE      AMOUNT**     CURRENCY       AMOUNT   OCTOBER 31, 2012 GAIN (LOSS)
 ----------  --------  --------------- ---------  ---------------- -----------
 01/29/13    (599,702) Denmark Kroner  $(104,376)    $(104,385)      $    (9)
 01/16/13     (97,569) Euro             (127,419)     (126,566)          853
 01/30/13    (104,471) Euro             (135,573)     (135,538)           35
 01/31/13    (102,639) Euro             (133,323)     (133,162)          161
 11/02/12     103,519  Euro              134,217       134,178           (39)
 11/02/12    (103,519) Euro             (127,406)     (134,178)       (6,772)
 11/05/12       6,882  Euro                8,993         8,920           (73)
 11/05/12     102,114  Euro              132,527       132,361          (166)
 11/05/12    (108,996) Euro             (135,162)     (141,280)       (6,118)
 11/13/12    (104,955) Euro             (129,687)     (136,053)       (6,366)
 11/16/12     (29,944) Euro              (39,226)      (38,818)          408
 11/16/12      (1,345) Euro               (1,748)       (1,743)            5
 11/16/12     (11,967) Euro              (15,385)      (15,513)         (128)
 11/16/12     (11,451) Euro              (14,746)      (14,844)          (98)
 11/16/12     (19,960) Euro              (25,854)      (25,875)          (21)
 11/16/12     (17,680) Euro              (23,072)      (22,920)          152
 11/20/12         464  Euro                  602           601            (1)
 11/20/12    (105,298) Euro             (136,373)     (136,507)         (134)
 12/04/12    (104,606) Euro             (131,624)     (135,629)       (4,005)

                                                                 UNREALIZED
                                                                   FOREIGN
   SETTLEMENT  CURRENCY              CONTRACT       VALUE AT      EXCHANGE
     DATE      AMOUNT**  CURRENCY     AMOUNT    OCTOBER 31, 2012 GAIN (LOSS)
   ----------  --------  --------- -----------  ---------------- -----------
   12/10/12         295  Euro      $       382    $       383     $      1
   12/10/12    (106,258) Euro         (133,966)      (137,780)      (3,814)
                         UK Pound
   11/01/12      58,010  Sterling       93,019         93,614          595
                         UK Pound
   11/01/12     (58,010) Sterling      (93,774)       (93,614)         160
                         UK Pound
   11/06/12     (42,917) Sterling      (69,489)       (69,256)         233
                         UK Pound
   11/07/12      12,382  Sterling       19,869         19,981          112
                         UK Pound
   11/07/12     (63,577) Sterling     (102,615)      (102,595)          20
                         UK Pound
   11/08/12     (58,531) Sterling      (94,483)       (94,452)          31
                         UK Pound
   11/09/12     (62,417) Sterling     (100,502)      (100,722)        (220)
                         UK Pound
   11/14/12     (60,462) Sterling      (96,888)       (97,566)        (678)
                         UK Pound
   11/19/12     (57,639) Sterling      (92,664)       (93,009)        (345)
                         UK Pound
   11/28/12     (59,822) Sterling      (95,921)       (96,529)        (608)
                         UK Pound
   11/29/12     (57,876) Sterling      (92,342)       (93,389)      (1,047)
                         UK Pound
   11/30/12     (55,326) Sterling      (88,590)       (89,272)        (682)
                         UK Pound
   12/03/12     (57,800) Sterling      (92,670)       (93,263)        (593)
                                   -----------    -----------     --------
                                   $(2,045,269)   $(2,074,420)    $(29,151)
                                   ===========    ===========     ========

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO*

                                                                   UNREALIZED
                                                                     FOREIGN
  SETTLEMENT  CURRENCY                   CONTRACT     VALUE AT      EXCHANGE
    DATE      AMOUNT**     CURRENCY       AMOUNT  OCTOBER 31, 2012 GAIN (LOSS)
  ----------  -------- ----------------- -------- ---------------- -----------
  11/13/12        118  Canadian Dollars  $   121      $   119          $(2)
  11/13/12     (6,013) Canadian Dollars   (6,105)      (6,019)          86
  11/13/12       (306) Canadian Dollars     (312)        (307)           5
  11/13/12     (4,059) Canadian Dollars   (4,143)      (4,063)          80
  01/31/13    (30,715) Denmark Krone      (5,352)      (5,347)           5
  11/05/12        346  Denmark Krone          57           60            3
  11/05/12        315  Denmark Krone          53           55            2
  11/05/12        392  Denmark Krone          68           68           --
  11/05/12        564  Denmark Krone          99           98           (1)
  11/05/12        358  Denmark Krone          62           62           --

                                                                   UNREALIZED
                                                                     FOREIGN
 SETTLEMENT   CURRENCY                  CONTRACT      VALUE AT      EXCHANGE
   DATE       AMOUNT**     CURRENCY      AMOUNT   OCTOBER 31, 2012 GAIN (LOSS)
 ----------  ----------  -------------- --------  ---------------- -----------
 11/05/12        31,356  Denmark Krone  $  5,455      $  5,449       $    (6)
 11/05/12       (25,040) Denmark Krone    (4,177)       (4,351)         (174)
 11/05/12        (1,566) Denmark Krone      (259)         (272)          (13)
 11/05/12        (1,592) Denmark Krone      (264)         (277)          (13)
 11/05/12          (672) Denmark Krone      (113)         (117)           (4)
 11/05/12        (2,623) Denmark Krone      (455)         (456)           (1)
 11/05/12          (442) Denmark Krone       (77)          (77)           --
 11/05/12        (1,396) Denmark Krone      (244)         (243)            1
 01/31/13       (44,421) Euro            (57,692)      (57,631)           61
 01/31/13          (370) Euro               (480)         (480)           --
 11/05/12           413  Euro                534           536             2
 11/05/12        44,178  Euro             57,327        57,264           (63)
 11/05/12           366  Euro                475           475            --
 11/05/12       (33,069) Euro            (41,013)      (42,864)       (1,851)
 11/05/12          (641) Euro               (792)         (831)          (39)
 11/05/12          (166) Euro               (204)         (215)          (11)
 11/05/12          (172) Euro               (213)         (223)          (10)
 11/05/12        (2,886) Euro             (3,565)       (3,740)         (175)
 11/05/12          (374) Euro               (467)         (485)          (18)
 11/05/12          (843) Euro             (1,060)       (1,093)          (33)
 11/05/12          (458) Euro               (573)         (594)          (21)
 11/05/12          (154) Euro               (202)         (200)            2
 11/05/12          (384) Euro               (502)         (498)            4
 11/05/12          (428) Euro               (556)         (554)            2
 11/05/12          (547) Euro               (707)         (709)           (2)
 11/05/12          (883) Euro             (1,135)       (1,144)           (9)
 11/05/12        (1,097) Euro             (1,416)       (1,422)           (6)
 11/05/12          (580) Euro               (755)         (751)            4
 11/05/12          (474) Euro               (614)         (614)           --
 11/05/12          (816) Euro             (1,065)       (1,058)            7
 11/05/12          (401) Euro               (523)         (520)            3
 11/05/12          (219) Euro               (284)         (284)           --
 11/05/12        54,578  Japanese Yen        691           684            (7)
 11/05/12     2,258,611  Japanese Yen     28,290        28,294             4
 11/05/12    (1,801,734) Japanese Yen    (23,037)      (22,571)          466
 11/05/12       (46,773) Japanese Yen       (597)         (586)           11
 11/05/12       (35,838) Japanese Yen       (455)         (449)            6
 11/05/12      (100,911) Japanese Yen     (1,272)       (1,264)            8
 11/05/12       (46,801) Japanese Yen       (596)         (586)           10
 11/05/12       (50,989) Japanese Yen       (651)         (639)           12
 11/05/12       (68,438) Japanese Yen       (873)         (857)           16
 11/05/12       (15,006) Japanese Yen       (192)         (188)            4
 11/05/12       (44,912) Japanese Yen       (578)         (563)           15
 11/05/12       (32,854) Japanese Yen       (423)         (412)           11

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT  CURRENCY                      CONTRACT      VALUE AT      EXCHANGE
   DATE     AMOUNT**       CURRENCY        AMOUNT   OCTOBER 31, 2012 GAIN (LOSS)
---------- ----------  ----------------- ---------  ---------------- -----------
 11/05/12     (25,567) Japanese Yen      $    (325)    $    (320)      $     5
 11/05/12      (2,873) Japanese Yen            (36)          (36)           --
 11/05/12     (25,279) Japanese Yen           (317)         (317)           --
 11/05/12     (15,213) Japanese Yen           (191)         (191)           --
 12/05/12  (2,263,846) Japanese Yen        (28,362)      (28,367)           (5)
                       New Zealand
 11/13/12          92  Dollar                   75            76             1
                       New Zealand
 11/13/12          58  Dollar                   47            48             1
                       New Zealand
 11/13/12      (5,620) Dollar               (4,596)       (4,618)          (22)
                       New Zealand
 11/13/12         (69) Dollar                  (57)          (57)           --
                       Norwegian
 11/13/12         344  Krone                    60            60            --
                       Norwegian
 11/13/12         260  Krone                    46            46            --
                       Norwegian
 11/13/12     (24,336) Krone                (4,245)       (4,266)          (21)
 11/14/12          41  Singapore Dollar         33            33            --
 11/14/12      (6,141) Singapore Dollar     (4,999)       (5,036)          (37)
 11/13/12         235  Swedish Krona            36            35            (1)
 11/13/12     (21,500) Swedish Krona        (3,238)       (3,240)           (2)
                       UK Pound
 11/13/12       2,401  Sterling              3,851         3,874            23
                       UK Pound
 11/13/12         128  Sterling                205           206             1
                       UK Pound
 11/13/12     (13,564) Sterling            (21,896)      (21,888)            8
                                         ---------     ---------       -------
                                         $(134,670)    $(136,348)      $(1,678)
                                         =========     =========       =======

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO*

                                                               UNREALIZED
                                                                 FOREIGN
      SETTLEMENT CURRENCY           CONTRACT      VALUE AT      EXCHANGE
         DATE    AMOUNT** CURRENCY   AMOUNT   OCTOBER 31, 2012 GAIN (LOSS)
      ---------- -------- --------  --------  ---------------- -----------
       11/16/12  (24,226)  Euro     $(29,879)     $(31,406)      $(1,527)
       11/16/12   (5,263)  Euro       (6,504)       (6,823)         (319)

                                                               UNREALIZED
                                                                 FOREIGN
      SETTLEMENT CURRENCY           CONTRACT      VALUE AT      EXCHANGE
         DATE    AMOUNT** CURRENCY   AMOUNT   OCTOBER 31, 2012 GAIN (LOSS)
      ---------- -------- --------- --------  ---------------- -----------
                          UK
                          Pound
       11/27/12   (6,050) Sterling  $ (9,710)     $ (9,762)      $   (52)
                          UK
                          Pound
       11/27/12   (5,081) Sterling    (8,144)       (8,198)          (54)
                                    --------      --------       -------
                                    $(54,237)     $(56,189)      $(1,952)
                                    ========      ========       =======

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO*

                                                               UNREALIZED
                                                                 FOREIGN
      SETTLEMENT CURRENCY           CONTRACT      VALUE AT      EXCHANGE
         DATE    AMOUNT** CURRENCY   AMOUNT   OCTOBER 31, 2012 GAIN (LOSS)
      ---------- -------- --------  --------  ---------------- -----------
       01/31/12  (10,976)  Euro     $(14,258)     $(14,241)       $  17
       11/05/12      124   Euro          162           161           (1)
       11/05/12   10,811   Euro       14,030        14,031          (17)
       11/05/12  (10,935)  Euro      (13,560)      (14,175)        (615)
                                    --------      --------        -----
                                    $(13,626)     $(14,224)       $(616)
                                    ========      ========        =====

* During the year ended October 31, 2012, the following Portfolios' average cost basis contract amount of forward currency contracts were (in thousands):

      DFA Two-Year Global Fixed Income Portfolio............ $(1,360,721)
      DFA Selectively Hedged Global Fixed Income Portfolio..    (112,704)
      DFA Five-Year Global Fixed Income Portfolio...........  (1,750,399)
      DFA World ex U.S. Government Fixed Income Portfolio ..     (74,945)

   During the year ended October 31, 2012, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio had limited activity in forward currency contracts.

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: All Portfolios (except the DFA One-Year Fixed Income Portfolio, DFA Short-Term Government Portfolio, and DFA Inflation-Protected Securities Portfolio) may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012 and throughout the year, the Portfolios had no outstanding futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2012:

                             LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -------------------------------------------------------
     DERIVATIVE TYPE            ASSET DERIVATIVES         LIABILITY DERIVATIVES
--------------------------- --------------------------- ---------------------------
Foreign exchange contracts  Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                                ASSET
                                                          DERIVATIVES VALUE
                                                          -----------------
                                                               FOREIGN
                                                              EXCHANGE
                                                              CONTRACTS
                                                          -----------------
    DFA Two-Year Global Fixed Income Portfolio...........     $ 15,732
    DFA Selectively Hedged Global Fixed Income Portfolio.          386
    DFA Five-Year Global Fixed Income Portfolio..........        2,766
    DFA World ex U.S. Government Fixed Income Portfolio..          869
    DFA Intermediate-Term Extended Quality Portfolio.....           17

                                                              LIABILITY
                                                          DERIVATIVES VALUE
                                                          -----------------
                                                               FOREIGN
                                                              EXCHANGE
                                                              CONTRACTS
                                                          -----------------
    DFA Two-Year Global Fixed Income Portfolio...........     $(36,006)
    DFA Selectively Hedged Global Fixed Income Portfolio.       (3,788)
    DFA Five-Year Global Fixed Income Portfolio..........      (31,917)
    DFA World ex U.S. Government Fixed Income Portfolio..       (2,547)
    DFA Short-Term Extended Quality Portfolio............       (1,952)
    DFA Intermediate-Term Extended Quality Portfolio.....         (633)

      The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended
   October 31, 2012 (amounts in thousands):

     DERIVATIVE TYPE                    LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------- ------------------------------------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change in Unrealized
                            Appreciation (Depreciation) of: Translation of Foreign Currency Denominated Amounts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2012 (amounts in thousands):

                                                            REALIZED GAIN (LOSS)
                                                               ON DERIVATIVES
                                                            RECOGNIZED IN INCOME
                                                      --------------------------------
                                                                  FOREIGN
                                                                  EXCHANGE
                                                                 CONTRACTS
                                                      --------------------------------
DFA Two-Year Global Fixed Income Portfolio...........             $39,314
DFA Selectively Hedged Global Fixed Income Portfolio.               3,584
DFA Five-Year Global Fixed Income Portfolio..........              (6,689)
DFA World ex U.S. Government Fixed Income Portfolio..                 901
DFA Short-Term Extended Quality Portfolio............               2,157
DFA Intermediate-Term Extended Quality Portfolio.....                 405

                                                            CHANGE IN UNREALIZED
                                                       APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES RECOGNIZED IN INCOME
                                                      --------------------------------
                                                                  FOREIGN
                                                                  EXCHANGE
                                                                 CONTRACTS
                                                      --------------------------------
DFA Two-Year Global Fixed Income Portfolio...........             $   685
DFA Selectively Hedged Global Fixed Income Portfolio.              (2,538)
DFA Five-Year Global Fixed Income Portfolio..........               5,199
DFA World ex U.S. Government Fixed Income Portfolio..              (1,678)
DFA Short-Term Extended Quality Portfolio............              (1,952)
DFA Intermediate-Term Extended Quality Portfolio.....                (616)

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
DFA Intermediate Government Fixed Income
  Portfolio..............................     0.84%        $8,669         1          --        $8,669

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

I. SECURITIES LENDING:

   As of October 31, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                          APPROXIMATE
                                                                           PERCENTAGE
                                                             NUMBER OF   OF OUTSTANDING
                                                            SHAREHOLDERS     SHARES
                                                            ------------ --------------
DFA One-Year Fixed Income Portfolio........................      2             53%
DFA Two-Year Global Fixed Income Portfolio.................      3             82%
DFA Selectively Hedged Global Fixed Income Portfolio.......      4             86%
DFA Short-Term Government Portfolio........................      3             71%
DFA Five-Year Global Fixed Income Portfolio................      3             77%
DFA World ex U.S. Government Fixed Income Portfolio........      3             83%
DFA Intermediate Government Fixed Income Portfolio.........      2             70%
DFA Short-Term Extended Quality Portfolio..................      3             69%
DFA Intermediate-Term Extended Quality Portfolio...........      3             77%
DFA Investment Grade Portfolio.............................      4             93%
DFA Inflation-Protected Securities Portfolio...............      3             78%
DFA Short-Term Municipal Bond Portfolio....................      4             90%
DFA Intermediate-Term Municipal Bond Portfolio.............      2             88%
DFA California Short-Term Municipal Bond Portfolio.........      3             93%
DFA California Intermediate-Term Municipal Bond Portfolio..      2             87%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, and DFA California Intermediate-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE        LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------- -------------------    ---------------------  ---------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      Since Inception       100 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and                              investment companies   of Chicago Booth School of Business.
DIG. Trustee of DFAITC and
DEM. The University of
Chicago Booth School of
Business 5807 S. Woodlawn
Avenue Chicago, IL 60637
Age: 64

John P. Gould Director of     Since Inception       100 portfolios in 4    Steven G. Rothmeier Distinguished Service
DFAIDG and DIG. Trustee                             investment companies   Professor of Economics, The University of Chicago
of DFAITC and DEM. The                                                     Booth School of Business (since 1965). Member
University of Chicago Booth                                                and Chair, Competitive Markets Advisory
School of Business 5807 S.                                                 Committee, Chicago Mercantile Exchange (futures
Woodlawn Avenue Chicago,                                                   trading exchange) (since 2004). Formerly, Director
IL 60637 Age: 73                                                           of UNext, Inc. (1999-2006). Trustee, Harbor Fund
                                                                           (registered investment company) (30 Portfolios)
                                                                           (since 1994). Formerly, Member of the Board of
                                                                           Milwaukee Mutal Insurance Company (1997-2010).

Roger G. Ibbotson Director    Since Inception       100 portfolios in 4    Professor in Practice of Finance, Yale School of
of DFAIDG and DIG.                                  investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and                                                      Partner, Zebra Capital Management, LLC (hedge
DEM. Yale School of                                                        fund manager) (since 2001). Consultant to
Management P.O. Box                                                        Morningstar, Inc. (since 2006). Formerly,
208200 New Haven, CT                                                       Chairman, Ibbotson Associates, Inc., Chicago, IL
06520-8200 Age: 68                                                         (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).

    NAME, POSITION                              PORTFOLIOS WITHIN THE
    WITH THE FUND,       TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
    ADDRESS AND AGE      LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------ -------------------    ---------------------  --------------------------------------------------------

Edward P. Lazear          Since 2010            100 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG                              investment companies   (since 2002). Jack Steele Parker Professor of Human
and DIG. Trustee of                                                    Resources Management and Economics, Graduate
DFAITC and DEM.                                                        School of Business, Stanford University (since 1995).
Stanford University                                                    Cornerstone Research (expert testimony and economic
Graduate School of                                                     and financial analysis) (since 2009). Formerly,
Business 518 Memorial                                                  Chairman of the President George W. Bush's Council
Way Stanford, CA                                                       of Economic Advisers (2006-2009). Formerly,
94305-5015 Age: 64                                                     Council of Economic Advisors, State of California
                                                                       (2005-2006). Formerly, Commissioner, White House
                                                                       Panel on Tax Reform (2005).

Myron S. Scholes          Since Inception       100 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG                              investment companies   Stanford University (since 1981). Formerly,
and DIG. Trustee of                                                    Chairman, Platinum Grove Asset Management, L.P.
DFAITC and DEM. c/o                                                    (hedge fund) (formerly, Oak Hill Platinum Partners)
Dimensional Fund                                                       (1999-2009). Formerly, Managing Partner, Oak Hill
Advisors, LP 6300 Bee                                                  Capital Management (private equity firm) (until
Cave Road Building 1                                                   2004). Director, American Century Fund Complex
Austin, TX 78746                                                       (registered investment companies) (40 Portfolios)
Age: 70                                                                (since 1980). Formerly, Director, Chicago Mercantile
                                                                       Exchange (2001-2008).

Abbie J. Smith Director   Since 2000            100 portfolios in 4    Boris and Irene Stern Distinguished Service Professor
of DFAIDG and DIG.                              investment companies   of Accounting, The University of Chicago Booth
Trustee of DFAITC and                                                  School of Business (since 1980). Co-Director
DEM. The University of                                                 Investment Research, Fundamental Investment
Chicago Booth School                                                   Advisors (hedge fund) (since 2008). Director, HNI
of Business 5807 S.                                                    Corporation (formerly known as HON Industries Inc.)
Woodlawn Avenue                                                        (office furniture) (since 2000). Director, Ryder System
Chicago, IL 60637                                                      Inc. (transportation, logistics and supply-chain
Age: 58                                                                management) (since 2003). Trustee, UBS Funds (4
                                                                       investment companies within the fund complex) (52
                                                                       portfolios) (since 2009).

                                 TERM OF OFFICE/1/  PORTFOLIOS WITHIN THE
NAME, POSITION WITH THE FUND,     AND LENGTH OF     DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       ADDRESS AND AGE               SERVICE              OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
 -----------------------------   ----------------   ---------------------  --------------------------------------------------
                                             INTERESTED TRUSTEES/DIRECTORS*
David G. Booth                   Since Inception    100 portfolios in 4    Chairman, Director/Trustee, President, and
Chairman, Director, Co-Chief                        investment companies   Co-Chief Executive Officer (since January 2010) of
Executive Officer and President                                            Dimensional Holdings Inc., Dimensional Fund
of DFAIDG and DIG. Chairman,                                               Advisors LP, DFA Securities LLC, Dimensional
Trustee, Co-Chief Executive                                                Emerging Markets Value Fund, DFAIDG,
Officer and President of DFAITC                                            Dimensional Investment Group Inc. and The DFA
and DEM. 6300 Bee Cave Road,                                               Investment Trust Company. Director of
Building One Austin, Texas                                                 Dimensional Fund Advisors Ltd., Dimensional
78746 Age: 65                                                              Funds PLC, Dimensional Funds II PLC, DFA
                                                                           Australia Limited, Dimensional Cayman
                                                                           Commodity Fund I Ltd., Dimensional Japan Ltd.
                                                                           and Dimensional Advisors Ltd. Chairman, Director
                                                                           and Co-Chief Executive Officer of Dimensional
                                                                           Fund Advisors Canada ULC. President,
                                                                           Dimensional SmartNest (US) LLC. Limited
                                                                           Partner, Oak Hill Partners (since 2001) and VSC
                                                                           Investors, LLC (since 2007). Trustee, The
                                                                           University of Chicago. Trustee, University of
                                                                           Kansas Endowment Association. Formerly, Chief
                                                                           Executive Officer (until 2010) and Chief
                                                                           Investment Officer (2003-2007) of Dimensional
                                                                           Fund Advisors LP, DFA Securities LLC,
                                                                           Dimensional Emerging Markets Value Fund,
                                                                           DFAIDG, Dimensional Investment Group Inc., The
                                                                           DFA Investment Trust Company and Dimensional
                                                                           Holdings Inc. Formerly, Chief Investment Officer
                                                                           of Dimensional Fund Advisors Ltd. Formerly,
                                                                           President and Chief Investment Officer of DFA
                                                                           Australia Limited. Formerly, Director, SA Funds
                                                                           (registered investment company).

Eduardo A. Repetto               Since 2009         100 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief Executive                        investment companies   Chief Investment Officer (since March 2007) and
Officer and Chief Investment                                               Director/Trustee of Dimensional Holdings Inc.,
Officer of DFAIDG and DIG.                                                 Dimensional Fund Advisors LP, DFA Securities
Trustee, Co-Chief Executive                                                LLC, Dimensional Emerging Markets Value Fund,
Officer and Chief Investment                                               DFAIDG, Dimensional Investment Group Inc., The
Officer of DFAITC and DEM.                                                 DFA Investment Trust Company and Dimensional
6300 Bee Cave Road, Building                                               Cayman Commodity Fund I Ltd. Co-Chief
One Austin, TX 78746 Age: 45                                               Executive Officer, President and Chief Investment
                                                                           Officer of Dimensional Fund Advisors Canada
                                                                           ULC. Chief Investment Officer, Vice President and
                                                                           Director of DFA Australia Limited. Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds PLC, Dimensional Funds II PLC,
                                                                           Dimensional Japan Ltd. and Dimensional Advisors
                                                                           Ltd. Co-Chief Executive Officer of Dimensional
                                                                           Retirement Plan Services LLC. Formerly, Vice
                                                                           President of Dimensional Holdings Inc.,
                                                                           Dimensional Fund Advisors LP, DFA Securities
                                                                           LLC, Dimensional Emerging Markets Value Fund,
                                                                           DFAIDG, Dimensional Investment Group Inc., The
                                                                           DFA Investment Trust Company and Dimensional
                                                                           Fund Advisors Canada ULC.

1 Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

      The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is:
   Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                               TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND    AND LENGTH OF
          AND AGE                  SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------   ----------------    -----------------------------------------------------------
                                                  OFFICERS
   April A. Aandal               Since 2008        Vice President of all the DFA Entities. Vice President
   Vice President,                                 Global Business Development of all the DFA Entities.
   Global Business                                 Formerly, Chief Learning Officer of Dimensional
   Development                                     (2008-2011); Regional Director of Dimensional (2004-2008).
   Age: 49

   Robyn G. Alcorta              Since 2012        Vice President of all the DFA Entities. Formerly, Vice
   Vice President                                  President Business Development at Capson Physicians
   Age: 37                                         Insurance Company (2010-2012); Vice President at Charles
                                                   Schwab (2007-2010).

   Darryl D. Avery               Since 2005        Vice President of all the DFA Entities.
   Vice President
   Age: 46

   Arthur H. Barlow              Since 1993        Vice President of all the DFA Entities.
   Vice President
   Age: 56

   John T. Blood                 Since 2011        Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                  Director for Dimensional (2010-January 2011); Chief Market
   Age: 43                                         Strategist at Commonwealth Financial (2007-2010); Director
                                                   of Research at Commonwealth Financial (2000-2007).

   Scott A. Bosworth             Since 2007        Vice President of all the DFA Entities.
   Vice President
   Age: 43

   Valerie A. Brown              Since 2001        Vice President and Assistant Secretary of all the DFA
   Vice President and                              Entities, DFA Australia Limited, Dimensional Fund Advisors
   Assistant Secretary                             Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional
   Age: 45                                         Retirement Plan Services LLC, Dimensional Fund Advisors
                                                   Pte. Ltd., Dimensional Hong Kong Limited. Director, Vice
                                                   President and Assistant Secretary of Dimensional Fund
                                                   Advisors Canada ULC.

   David P. Butler Vice          Since 2007        Vice President of all the DFA Entities. Head of Global
   President                                       Financial Services of Dimensional (since 2008). Formerly,
   Age: 48                                         Regional Director of Dimensional (January 1995 to January
                                                   2005).

   Douglas M. Byrkit             Since 2012        Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                  Director for Dimensional Fund Advisors LP (December
   Age: 41                                         2010-January 2012); Regional Director at Russell
                                                   Investments (April 2006-December 2010).

   James G. Charles              Since 2011        Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                  Director for Dimensional (2008-2010); Vice President,
   Age: 56                                         Client Portfolio Manager at American Century Investments
                                                   (2001-2008).

   Joseph H. Chi                 Since 2009        Vice President of all the DFA Entities. Co-Head of
   Vice President                                  Portfolio Management of Dimensional (since March 2012). Sr.
   Age: 46                                         Portfolio Manager of Dimensional (since January 2012).
                                                   Formerly, Portfolio Manager for Dimensional (October
                                                   2005-January 2012).

   Stephen A. Clark              Since 2004        Vice President of all the DFA Entities, DFA Australia
   Vice President                                  Limited and Dimensional Fund Advisors Canada ULC. Head of
   Age: 40                                         Institutional, North America (since March 2012). Formerly,
                                                   Head of Portfolio Management of Dimensional (January
                                                   2006-March 2012).

   Jeffrey D. Cornell            Since 2012        Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                  Director for Dimensional Fund Advisors LP (August
   Age: 36                                         2002-January 2012).

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   ------------------------------------------------------------
  Robert P. Cornell             Since 2007       Vice President of all the DFA Entities. Regional Director of
  Vice President                                 Financial Services Group of Dimensional (since August 1993).
  Age: 63

  George H. Crane               Since 2010       Vice President of all the DFA Entities. Formerly, Senior
  Vice President                                 Vice President and Managing Director at State Street Bank &
  Age: 57                                        Trust Company (2007-2008); Managing Director, Head of
                                                 Investment Administration and Operations at State Street
                                                 Research & Management Company (2002-2005).

  Christopher S. Crossan        Since 2004       Vice President and Global Chief Compliance Officer of all
  Vice President and                             the DFA Entities, DFA Australia Limited, Dimensional Fund
  Global Chief                                   Advisors Ltd., Dimensional SmartNest LLC, Dimensional
  Compliance Officer                             SmartNest (US) LLC and Dimensional Retirement Plan Services
  Age: 46                                        LLC. Chief Compliance Officer of Dimensional Fund Advisors
                                                 Canada ULC.

  James L. Davis                Since 1999       Vice President of all the DFA Entities.
  Vice President
  Age: 55

  Robert T. Deere               Since 1994       Vice President of all the DFA Entities, DFA Australia
  Vice President                                 Limited and Dimensional Fund Advisors Canada ULC.
  Age: 55

  Peter F. Dillard              Since 2010       Vice President of all the DFA Entities. Research Associate
  Vice President                                 for Dimensional (since August 2008). Formerly, Research
  Age: 40                                        Assistant for Dimensional (April 2006-August 2008).

  Robert W. Dintzner            Since 2001       Vice President of all the DFA Entities. Chief
  Vice President and                             Communications Officer of Dimensional (since 2010).
  Chief Communications
  Officer
  Age: 42

  Richard A. Eustice            Since 1998       Vice President and Assistant Secretary of all the DFA
  Vice President and                             Entities and DFA Australia Limited. Chief Operating Officer
  Assistant Secretary                            of Dimensional Fund Advisors Ltd. (since July 2008).
  Age: 47                                        Formerly, Vice President of Dimensional Fund Advisors Ltd.

  Gretchen A. Flicker           Since 2004       Vice President of all the DFA Entities.
  Vice President
  Age: 41

  Jed S. Fogdall                Since 2008       Vice President of all the DFA Entities. Co-Head of
  Vice President                                 Portfolio Management of Dimensional (since March 2012). Sr.
  Age: 38                                        Portfolio Manager of Dimensional (since January 2012).
                                                 Formerly, Portfolio Manager for Dimensional (since
                                                 September 2004).

  Jeremy P. Freeman             Since 2009       Vice President of all the DFA Entities. Senior Technology
  Vice President                                 Manager for Dimensional (since June 2006). Formerly,
  Age: 41                                        Principal at AIM Investments/Amvescap PLC (now Invesco)
                                                 (June 1998-June 2006).

  Mark R. Gochnour              Since 2007       Vice President of all the DFA Entities. Regional Director
  Vice President                                 of Dimensional.
  Age: 45

  Tom M. Goodrum                Since 2012       Vice President of all the DFA Entities. Formerly, Managing
  Vice President                                 Director at BlackRock (2004-January 2012).
  Age: 44

  Henry F. Gray                 Since 2000       Vice President of all the DFA Entities.
  Vice President
  Age: 45

  John T. Gray                  Since 2007       Vice President of all the DFA Entities. Formerly, Regional
  Vice President                                 Director of Dimensional (January 2005 to February 2007).
  Age: 38

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   ------------------------------------------------------------
 Christian Gunther              Since 2011       Vice President of all the DFA Entities. Senior Trader for
 Vice President                                  Dimensional Fund Advisors LP (since 2012). Formerly, Senior
 Age: 37                                         Trader for Dimensional Fund Advisors Ltd. (2009-2012);
                                                 Trader for Dimensional Fund Advisors Ltd. (2008-2009);
                                                 Trader for Dimensional Fund Advisors LP (2004-2008).

 Joel H. Hefner                 Since 2007       Vice President of all the DFA Entities. Regional Director
 Vice President                                  of Dimensional (since June 1998).
 Age: 44

 Julie C. Henderson             Since 2005       Vice President and Fund Controller of all the DFA Entities
 Vice President and                              and Dimensional Cayman Commodity Fund I Ltd. and
 Fund Controller                                 Dimensional Japan Ltd.
 Age: 38

 Kevin B. Hight                 Since 2005       Vice President of all the DFA Entities.
 Vice President
 Age: 44

 Christine W. Ho                Since 2004       Vice President of all the DFA Entities.
 Vice President
 Age: 44

 Michael C. Horvath             Since 2011       Vice President of all the DFA Entities. Formerly, Managing
 Vice President                                  Director, Co-Head Global Consultant Relations at BlackRock
 Age: 52                                         (2004-2011).

 Jeff J. Jeon                   Since 2004       Vice President of all the DFA Entities and Dimensional
 Vice President                                  Cayman Commodity Fund I Ltd.
 Age: 38

 Stephen W. Jones               Since 2012       Vice President of all the DFA Entities. Formerly,
 Vice President                                  Facilities Manager for Dimensional Fund Advisors LP
 Age: 44                                         (October 2008-January 2012); General Manager at Intereity
                                                 Investments (March 2007-October 2008).

 Patrick M. Keating             Since 2003       Vice President and Chief Operating Officer of all the DFA
 Vice President and Chief                        Entities, Dimensional Cayman Commodity Fund I Ltd.,
 Operating Officer                               Dimensional Japan Ltd., Dimensional Advisors Ltd.,
 Age: 57                                         Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong
                                                 Limited and Dimensional Retirement Plan Services LLC.
                                                 Director, Vice President and Chief Privacy Officer of
                                                 Dimensional Fund Advisors Canada ULC. Director of DFA
                                                 Australia Limited, Dimensional Fund Advisors Ltd.,
                                                 Dimensional Japan Ltd., Dimensional Advisors Ltd. and
                                                 Dimensional Fund Advisors Pte. Ltd. Director and Vice
                                                 President of Dimensional Hong Kong Limited.

 Glenn E. Kemp                  Since 2012       Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                  Director for Dimensional Fund Advisors LP (April
 Age: 64                                         2006-January 2012).

 David M. Kershner              Since 2010       Vice President of all the DFA Entities. Portfolio Manager
 Vice President                                  for Dimensional (since June 2004).
 Age: 41

 Seyun Alice Kim                Since 2012       Vice President of all the DFA Entities. Formerly,
 Vice President                                  Accounting Manager for Dimensional Fund Advisors LP
 Age: 32                                         (January 2006-January 2012).

 Timothy R. Kohn                Since 2011       Vice President of all the DFA Entities. Head of Defined
 Vice President                                  Contribution Sales for Dimensional (since August 2010).
 Age: 41                                         Formerly, Chief DC Strategist, Barclays Global Investors
                                                 (2005-2009).

 Joseph F. Kolerich             Since 2004       Vice President of all the DFA Entities. Sr. Portfolio
 Vice President                                  Manager of Dimensional (since January 2012).Formerly,
 Age: 40                                         Portfolio Manager for Dimensional (April 2007-January 2012).

 Stephen W. Kurad               Since 2011       Vice President of all the DFA Entities. Regional Director
 Vice President                                  for Dimensional (2007-2010).
 Age: 43

 Michael F. Lane                Since 2004       Vice President of all the DFA Entities. Chief Executive
 Vice President                                  Officer of Dimensional SmartNest (US) LLC (since 2012).
 Age: 45

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   -----------------------------------------------------------

   Francis R. Lao               Since 2011       Vice President of all the DFA Entities. Formerly, Vice
   Vice President                                President - Global Operations at Janus Capital Group
   Age: 43                                       (2005-2011).

   Juliet Lee                   Since 2005       Vice President of all the DFA Entities. Human Resources
   Vice President                                Manager of Dimensional (since January 2004).
   Age: 41

   Marlena I. Lee               Since 2011       Vice President of all the DFA Entities. Formerly, Research
   Vice President                                Associate for Dimensional (July 2008-2010).
   Age: 31

   Apollo D. Lupescu            Since 2009       Vice President of all the DFA Entities. Regional Director
   Vice President                                for Dimensional (since February 2004).
   Age: 43

   Kenneth M. Manell            Since 2010       Vice President of all the DFA Entities and Dimensional
   Vice President                                Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
   Age: 39                                       September 2006). Formerly, Assistant General Counsel at
                                                 Castle & Cooke (January 2004-September 2006).

   Aaron M. Marcus              Since 2008       Vice President of all the DFA Entities and Head of Global
   Vice President &                              Human Resources of Dimensional. Formerly, Global Head of
   Head of Global                                Recruiting and Vice President of Goldman Sachs & Co. (June
   Human Resources                               2006 to January 2008).
   Age: 42

   David R. Martin              Since 2007       Vice President, Chief Financial Officer and Treasurer of
   Vice President, Chief                         all the DFA Entities. Director, Vice President, Chief
   Financial Officer                             Financial Officer and Treasurer of Dimensional Fund
   and Treasurer                                 Advisors Ltd., DFA Australia Limited, Dimensional Advisors
   Age: 55                                       Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                 Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                 Chief Financial Officer, Treasurer, and Vice President of
                                                 Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                 Dimensional Cayman Commodity Fund I Ltd. and Dimensional
                                                 Retirement Plan Services LLC. Director of Dimensional Funds
                                                 PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                 Dimensional Japan Ltd.

   Catherine L. Newell        Vice President     Vice President and Secretary of all the DFA Entities and
   Vice President and           since 1997       Dimensional Retirement Plan Services LLC (since June 2012).
   Secretary                  and Secretary      Director, Vice President and Secretary of DFA Australia
   Age: 48                      since 2000       Limited and Dimensional Fund Advisors Ltd. (since February
                                                 2002, April 1997 and May 2002, respectively). Vice
                                                 President and Secretary of Dimensional Fund Advisors Canada
                                                 ULC (since June 2003), Dimensional SmartNest LLC,
                                                 Dimensional SmartNest (US) LLC, Dimensional Cayman
                                                 Commodity Fund I Ltd., Dimensional Japan Ltd. (since
                                                 February 2012), Dimensional Advisors Ltd. (since March
                                                 2012), Dimensional Fund Advisors Pte. Ltd. (since June
                                                 2012) and Dimensional Hong Kong Limited (since August
                                                 2012). Director, Dimensional Funds PLC and Dimensional
                                                 Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                 Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                 Kong Limited (since August 2012 and July 2012).

   Christian A. Newton          Since 2009       Vice President of all DFA Entities. Web Services Manager
   Vice President                                for Dimensional (since January 2008). Formerly, Design
   Age: 37                                       Manager of Dimensional (2005-2008).

   Pamela B. Noble              Since 2011       Vice President of all the DFA Entities. Portfolio Manager
   Vice President                                for Dimensional (2008-2010). Formerly, Vice President and
   Age: 48                                       Portfolio Manager at USAA Investment Management Company
                                                 (2001-2006).

   Carolyn L. O                 Since 2010       Vice President of all the DFA Entities and Dimensional
   Vice President                                Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
   Age: 38                                       (since 2011). Counsel for Dimensional (2007-2011).
                                                 Formerly, Associate at K&L Gates LLP (January
                                                 2004-September 2007).

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   -----------------------------------------------------------
    Gerard K. O'Reilly          Since 2007       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2004 to 2006).
    Age: 35

    Daniel C. Ong               Since 2009       Vice President of all the DFA Entities. Portfolio Manager
    Vice President                               for Dimensional (since July 2005).
    Age: 38

    Kyle K. Ozaki               Since 2010       Vice President of all the DFA Entities. Senior Compliance
    Vice President                               Officer for Dimensional (since January 2008). Formerly,
    Age: 34                                      Compliance Officer (February 2006-December 2007) and
                                                 Compliance Analyst (August 2004-January 2006) for
                                                 Dimensional.

    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia
    Vice President                               Limited, Dimensional Fund Advisors Ltd. and Dimensional
    Age: 51                                      Fund Advisors Canada ULC.

    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager
    Vice President                               for Dimensional (July 2006-2010).
    Age: 41

    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008). Systems Developer of
    Age: 39                                      Dimensional (2001-2006).

    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional Fund Advisors LP (June
    Age: 31                                      2011-January 2012); Research Assistant for Dimensional Fund
                                                 Advisors LP (July 2004-August 2007).

    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    Age: 41

    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems
    Vice President                               Manager for Dimensional (since July 2008). Formerly, Senior
    Age: 53                                      Manager at Vanguard (November 1997-July 2008).

    David E. Schneider          Since 2001       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    Age: 66

    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional
    Vice President                               Director for Dimensional (March 2006-January 2010).
    Age: 50

    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment
    Vice President                               Operations Manager for Dimensional (since May 2007).
    Age: 47                                      Formerly, Vice President Client and Fund Reporting at
                                                 Mellon Financial (September 2005-May 2007).

    Edward R. Simpson           Since 2007       Vice President of all the DFA Entities. Regional Director
    Vice President                               of Dimensional (since December 2002).
    Age: 44

    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities. Formerly, Regional
    Vice President                               Director of Dimensional (December 1999 to January 2007).
    Age: 37

    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010). Formerly, Business Analyst
    Age: 44                                      Manager, National Instruments (2003-2007).

    Grady M. Smith              Since 2004       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    Age: 56

    Carl G. Snyder              Since 2000       Vice President of all the DFA Entities.
    Vice President
    Age: 49

    Lawrence R. Spieth          Since 2004       Vice President of all the DFA Entities.
    Vice President
    Age: 64

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   -----------------------------------------------------------
   Bradley G. Steiman           Since 2004       Vice President of all the DFA Entities and Director and
   Vice President                                Vice President of Dimensional Fund Advisors Canada ULC.
   Age: 39

   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                Director for Dimensional Fund Advisors LP (January
   Age: 34                                       2008-January 2012).

   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager,
   Vice President                                Technology for Dimensional (since March 2007). Formerly,
   Age: 54                                       Director of Technology at AMVESCAP (2002-2007).

   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia
   Vice President                                Limited, Dimensional Fund Advisors Ltd., and Dimensional
   Age: 46                                       Fund Advisors Canada ULC.

   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager
   Vice President                                for Dimensional (since 2004).
   Age: 42

   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   Age: 61

   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities. Senior Trader of
   Vice President                                Dimensional (since 2007).
   Age: 36

   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities. Chief Technology
   Vice President                                Officer for Dimensional (since 2004).
   Age: 57

   Faith A. Yando               Since 2011       Vice President of all the DFA Entities. Formerly, Senior
   Vice President                                Vice President, Global Public Relations at Natixis Global
   Age: 50                                       Asset Management (2008-2011); Senior Vice President, Media
                                                 Relations at Bank of America (2007-2008).

   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                Director for Dimensional (2005-2010).
   Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                           NET
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                              U.S.
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL     GOVERNMENT
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS INTEREST(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- -----------
DFA One-Year Fixed Income
  Portfolio..........................       67%           4%           29%        --        --          100%          6%
DFA Two-Year Global Fixed
  Income Portfolio...................       86%          10%            4%        --        --          100%          2%
DFA Selectively Hedged Global
  Fixed Income Portfolio.............       96%           2%            2%        --        --          100%          1%
DFA Short-Term Government
  Portfolio..........................       37%           9%           54%        --        --          100%         80%
DFA Five-Year Global Fixed
  Income Portfolio...................       54%          11%           35%        --        --          100%         --
DFA World ex U.S. Government
  Fixed Income Portfolio.............      100%          --            --         --        --          100%          3%
DFA Intermediate Government
  Fixed Income Portfolio.............       81%           1%           18%        --        --          100%         99%
DFA Short-Term Extended Quality
  Portfolio..........................       92%          --             8%        --        --          100%         --
DFA Intermediate-Term Extended
  Quality Portfolio..................      100%          --            --         --        --          100%          4%
DFA Investment Grade
  Portfolio..........................      100%          --            --         --        --          100%         --
DFA Inflation-Protected Securities
  Portfolio..........................       68%           2%           30%        --        --          100%         97%
DFA Short-Term Municipal Bond
  Portfolio..........................       --           --            --         --       100%         100%         --
DFA Intermediate-Term Municipal
  Bond Portfolio.....................       --           --            --         --       100%         100%         --
DFA California Short-Term
  Municipal Bond Portfolio...........       --           --            --         --       100%         100%         --
DFA California Intermediate-Term
  Municipal Bond Portfolio...........       --           --            --         --       100%         100%         --

                                                                       QUALIFYING
                                       FOREIGN   FOREIGN  QUALIFYING     SHORT-
                                         TAX     SOURCE    INTEREST       TERM
DFA INVESTMENT DIMENSIONS GROUP INC.  CREDIT(2) INCOME(3) INCOME(4)  CAPITAL GAIN(5)
------------------------------------  --------- --------- ---------- ---------------
DFA One-Year Fixed Income
  Portfolio..........................    --         --       100%          100%
DFA Two-Year Global Fixed
  Income Portfolio...................    --        100%      100%          100%
DFA Selectively Hedged Global
  Fixed Income Portfolio.............    --        100%      100%          100%
DFA Short-Term Government
  Portfolio..........................    --         --       100%          100%
DFA Five-Year Global Fixed
  Income Portfolio...................    --        100%      100%          100%
DFA World ex U.S. Government
  Fixed Income Portfolio.............    --        100%      100%          100%
DFA Intermediate Government
  Fixed Income Portfolio.............    --         --       100%          100%
DFA Short-Term Extended Quality
  Portfolio..........................    --         --       100%          100%
DFA Intermediate-Term Extended
  Quality Portfolio..................    --         --       100%          100%
DFA Investment Grade
  Portfolio..........................    --         --       100%          100%
DFA Inflation-Protected Securities
  Portfolio..........................    --         --       100%          100%
DFA Short-Term Municipal Bond
  Portfolio..........................    --         --       100%          100%
DFA Intermediate-Term Municipal
  Bond Portfolio.....................    --         --       100%          100%
DFA California Short-Term
  Municipal Bond Portfolio...........    --         --       100%          100%
DFA California Intermediate-Term
  Municipal Bond Portfolio...........    --         --       100%          100%

--------
(1)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were satisfied for DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, and DFA Inflation-Protected Securities Portfolio to permit exemption of these amounts from state income for these funds.
(2)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(3)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(4)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(5)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[Logo] Recycled
       Recyclable                                                DFA103112-024A

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

International Sustainability Core 1 Portfolio

DFA International Value ex Tobacco Portfolio

Emerging Markets Social Core Equity Portfolio

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                         PAGE
                                                         ----
Letter to Shareholders

Definitions of Abbreviations and Footnotes..............   1

Performance Charts......................................   2

Management's Discussion and Analysis....................   4

Disclosure of Fund Expenses.............................   9

Disclosure of Portfolio Holdings........................  11

Summary Schedules of Portfolio Holdings

   U.S. Social Core Equity 2 Portfolio..................  12

   U.S. Sustainability Core 1 Portfolio.................  15

   International Sustainability Core 1 Portfolio........  18

   DFA International Value ex Tobacco Portfolio.........  22

   Emerging Markets Social Core Equity Portfolio........  26

Statements of Assets and Liabilities....................  31

Statements of Operations................................  33

Statements of Changes in Net Assets.....................  35

Financial Highlights....................................  37

Notes to Financial Statements...........................  40

Report of Independent Registered Public Accounting Firm.  51

Fund Management.........................................  52

Voting Proxies on Fund Portfolio Securities.............  62

Notice to Shareholders..................................  63

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

  ADR     American Depositary Receipt
  FNMA    Federal National Mortgage Association
  P.L.C.  Public Limited Company

Investment Footnotes

  +       See Note B to Financial Statements.
  ++ Securities have generally been fair valued. See Note B to Financial Statements.
  ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  @       Security purchased with cash proceeds from Securities on Loan.
  (S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS

  (A)     Computed using average shares outstanding.
  (B)     Annualized
  (C)     Non-Annualized
  (D) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

  --      Amounts designated as -- are either zero or rounded to zero.
  REIT    Real Estate Investment Trust
  SEC     Securities and Exchange Commission
  (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 1, 2007-OCTOBER 31, 2012

GROWTH OF $10,000

                                      BENCHMARK              U.S. SOCIAL CORE
BEGIN DATE   END DATE   FUND RETURNS  RETURNS     END DATE   EQUITY 2 PORTFOLIO  RUSSELL 3000 INDEX
----------  ----------- ------------  ---------  ----------- ------------------  ------------------
2007-10-01  2007-10-31     -0.70%       0.42%       10/2007           10000               10000

2007-10-31  2007-11-30     -6.04%      -4.50%       10/2007     9929.999998         10041.92352

2007-11-30  2007-12-31     -0.98%      -0.61%       11/2007     9329.999998         9589.848483

2007-12-31  2008-01-31     -4.99%      -6.06%       12/2007     9238.369638         9531.817419

2008-01-31  2008-02-29     -2.97%      -3.11%       01/2008     8776.952697         8954.079233

2008-02-29  2008-03-31     -0.22%      -0.59%       02/2008     8516.151817         8675.968563

2008-03-31  2008-04-30      5.33%       5.00%       03/2008     8497.587345         8624.780349

2008-04-30  2008-05-31      2.81%       2.05%       04/2008      8950.65776         9056.095693

2008-05-31  2008-06-30     -9.09%      -8.25%       05/2008     9202.363544          9241.62455

2008-06-30  2008-07-31     -0.60%      -0.80%       06/2008     8365.631081          8478.99782

2008-07-31  2008-08-31      2.19%       1.55%       07/2008     8315.113984         8411.373163

2008-08-31  2008-09-30     -9.17%      -9.40%       08/2008     8496.975529         8541.749447

2008-09-30  2008-10-31    -19.58%     -17.74%       09/2008     7717.643157         7738.618669

2008-10-31  2008-11-30    -10.13%      -7.89%       10/2008     6206.567165         6366.099218

2008-11-30  2008-12-31      2.44%       1.91%       11/2008     5577.797288         5863.564593

2008-12-31  2009-01-31    -10.75%      -8.39%       12/2008     5713.759459         5975.738318

2009-01-31  2009-02-28    -11.65%     -10.48%       01/2009     5099.376721         5474.251433

2009-02-28  2009-03-31     10.44%       8.76%       02/2009     4505.473407         4900.794741

2009-03-31  2009-04-30     14.67%      10.52%       03/2009      4975.98576         5330.074287

2009-04-30  2009-05-31      4.50%       5.34%       04/2009     5705.934084         5890.977405

2009-05-31  2009-06-30     -0.51%       0.34%       05/2009     5962.958142         6205.345654

2009-06-30  2009-07-31      9.22%       7.78%       06/2009     5932.312965         6226.443879

2009-07-31  2009-08-31      3.98%       3.57%       07/2009     6479.117465         6711.084985

2009-08-31  2009-09-30      5.17%       4.19%       08/2009     6737.044115         6950.883991

2009-09-30  2009-10-31     -4.09%      -2.57%       09/2009     7085.229603         7242.098947

2009-10-31  2009-11-30      4.11%       5.68%       10/2009     6795.614379         7055.834213

2009-11-30  2009-12-31      4.72%       2.85%       11/2009     7074.886202         7456.773448

2009-12-31  2010-01-31     -3.93%      -3.60%       12/2009     7409.146428         7669.271064

2010-01-31  2010-02-28      4.67%       3.39%       01/2010     7118.184156          7392.81192

2010-02-28  2010-03-31      7.41%       6.30%       02/2010     7450.712467         7643.441378

2010-03-31  2010-04-30      4.16%       2.16%       03/2010     8002.791208         8125.181542

2010-04-30  2010-05-31     -8.11%      -7.90%       04/2010     8335.807227         8300.528975

2010-05-31  2010-06-30     -7.32%      -5.75%       05/2010     7659.368438         7644.810933

2010-06-30  2010-07-31      7.50%       6.94%       06/2010     7098.862935         7205.326557

2010-07-31  2010-08-31     -6.43%      -4.71%       07/2010     7631.277657           7705.5372

2010-08-31  2010-09-30     10.81%       9.44%       08/2010     7140.620954         7342.814759

2010-09-30  2010-10-31      3.71%       3.91%       09/2010     7912.519936         8036.101133

2010-10-31  2010-11-30      2.17%       0.58%       10/2010     8205.964383         8350.127626

2010-11-30  2010-12-31      8.24%       6.78%       11/2010     8384.127083         8398.332702

2010-12-31  2011-01-31      1.97%       2.18%       12/2010     9074.619125         8967.648836

2011-01-31  2011-02-28      4.89%       3.64%       01/2011     9253.584931         9163.516729

2011-02-28  2011-03-31      1.27%       0.45%       02/2011     9706.263147         9497.143861

2011-03-31  2011-04-30      2.04%       2.98%       03/2011     9829.706662         9539.981333

2011-04-30  2011-05-31     -1.89%      -1.14%       04/2011     10030.09768         9823.935337

2011-05-31  2011-06-30     -1.89%      -1.80%       05/2011     9840.253557         9711.844009

2011-06-30  2011-07-31     -3.29%      -2.29%       06/2011     9654.598095         9537.429079

2011-07-31  2011-08-31     -7.93%      -6.00%       07/2011      9337.36048         9319.022898

2011-08-31  2011-09-30    -10.03%      -7.76%       08/2011     8597.139378         8759.926422

2011-09-30  2011-10-31     14.13%      11.51%       09/2011     7734.537401         8080.194792

2011-10-31  2011-11-30     -0.36%      -0.27%       10/2011      8827.34584         9010.165397

2011-11-30  2011-12-31      0.45%       0.82%       11/2011     8795.516466         8985.813143

2011-12-31  2012-01-31      5.56%       5.05%       12/2011     8835.168578         9059.671923

2012-01-31  2012-02-29      4.46%       4.23%       01/2012     9326.011277         9516.847839

2012-02-29  2012-03-31      2.36%       3.08%       02/2012     9742.160522         9919.439185

2012-03-31  2012-04-30     -1.07%      -0.66%       03/2012     9971.980671         10225.42189

2012-04-30  2012-05-31     -7.26%      -6.18%       04/2012     9865.099852         10158.35644

2012-05-31  2012-06-30      3.51%       3.92%       05/2012     9148.998346         9530.377342

2012-06-30  2012-07-31      0.45%       0.99%       06/2012     9469.688089         9903.637289

2012-07-31  2012-08-31      3.27%       2.50%       07/2012     9512.634519         10001.73221

2012-08-31  2012-09-30      2.88%       2.63%       08/2012     9823.996142         10251.35666

2012-09-30  2012-10-31     -0.75%      -1.72%       09/2012     10106.44463          10520.5573

                                                 10/31/2012     10031.02341         10339.09286

                     AVERAGE ANNUAL   ONE   FIVE    FROM
                     TOTAL RETURN     YEAR  YEARS 10/1/2007
                     --------------  -----  ----- ---------
                                     13.63% 0.20%   0.06%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
MARCH 12, 2008-OCTOBER 31, 2012

GROWTH OF $10,000

                                      BENCHMARK              U.S. SUSTAINABILITY
BEGIN DATE   END DATE   FUND RETURNS  RETURNS     END DATE    CORE 1 PORTFOLIO    RUSSELL 3000 INDEX
----------  ----------- ------------  ---------  ----------- -------------------  ------------------
2008-03-12  2008-03-31      1.90%       1.27%       03/2008           10000                10000

2008-03-31  2008-04-30      4.51%       5.00%       03/2008           10190          10126.52485

2008-04-30  2008-05-31      2.44%       2.05%       04/2008           10650          10632.94071

2008-05-31  2008-06-30     -7.82%      -8.25%       05/2008           10910           10850.7738

2008-06-30  2008-07-31     -0.50%      -0.80%       06/2008     10056.44444          9955.358706

2008-07-31  2008-08-31      2.10%       1.55%       07/2008     10006.31262          9875.959261

2008-08-31  2008-09-30     -9.27%      -9.40%       08/2008     10216.86629          10029.03663

2008-09-30  2008-10-31    -19.76%     -17.74%       09/2008     9269.651891           9086.06493

2008-10-31  2008-11-30     -8.66%      -7.89%       10/2008     7437.864004          7474.562751

2008-11-30  2008-12-31      2.37%       1.91%       11/2008     6793.718815          6884.526928

2008-12-31  2009-01-31     -9.20%      -8.39%       12/2008     6954.807454          7016.232313

2009-01-31  2009-02-28    -11.09%     -10.48%       01/2009     6315.168229          6427.426663

2009-02-28  2009-03-31      9.75%       8.76%       02/2009     5614.610981          5754.119841

2009-03-31  2009-04-30     12.75%      10.52%       03/2009     6162.216551          6258.145429

2009-04-30  2009-05-31      5.14%       5.34%       04/2009     6947.797138          6916.712851

2009-05-31  2009-06-30      0.29%       0.34%       05/2009     7304.879222          7285.818818

2009-06-30  2009-07-31      8.53%       7.78%       06/2009     7326.392864           7310.59066

2009-07-31  2009-08-31      3.87%       3.57%       07/2009     7951.441767           7879.61735

2009-08-31  2009-09-30      5.10%       4.19%       08/2009     8258.842867          8161.170096

2009-09-30  2009-10-31     -3.44%      -2.57%       09/2009     8679.896044          8503.091324

2009-10-31  2009-11-30      4.79%       5.68%       10/2009      8381.65317          8284.394223

2009-11-30  2009-12-31      4.02%       2.85%       11/2009     8782.738413          8755.144892

2009-12-31  2010-01-31     -3.28%      -3.60%       12/2009     9135.820152          9004.642538

2010-01-31  2010-02-28      3.86%       3.39%       01/2010     8836.115645            8680.0464

2010-02-28  2010-03-31      6.63%       6.30%       02/2010     9177.158707          8974.315394

2010-03-31  2010-04-30      3.28%       2.16%       03/2010     9785.278824          9539.936029

2010-04-30  2010-05-31     -8.09%      -7.90%       04/2010     10106.27739          9745.814911

2010-05-31  2010-06-30     -6.40%      -5.75%       05/2010     9288.248788          8975.923416

2010-06-30  2010-07-31      6.81%       6.94%       06/2010     8694.171472          8459.916135

2010-07-31  2010-08-31     -5.70%      -4.71%       07/2010     9286.247666          9047.223324

2010-08-31  2010-09-30     10.00%       9.44%       08/2010     8756.495283          8621.343746

2010-09-30  2010-10-31      3.68%       3.91%       09/2010     9632.097652          9435.344963

2010-10-31  2010-11-30      1.25%       0.58%       10/2010     9986.909482          9804.049666

2010-11-30  2010-12-31      7.22%       6.78%       11/2010     10112.13719          9860.648198

2010-12-31  2011-01-31      2.03%       2.18%       12/2010     10842.70019          10529.09351

2011-01-31  2011-02-28      3.98%       3.64%       01/2011     11062.90976          10759.06587

2011-02-28  2011-03-31      1.01%       0.45%       02/2011     11503.32892          11150.78407

2011-03-31  2011-04-30      2.53%       2.98%       03/2011     11619.98733          11201.08039

2011-04-30  2011-05-31     -1.41%      -1.14%       04/2011     11914.16422          11534.47639

2011-05-31  2011-06-30     -1.73%      -1.80%       05/2011     11746.06314          11402.86775

2011-06-30  2011-07-31     -2.65%      -2.29%       06/2011     11542.62036          11198.08374

2011-07-31  2011-08-31     -6.94%      -6.00%       07/2011     11236.92539          10941.64873

2011-08-31  2011-09-30     -8.94%      -7.76%       08/2011     10456.87616          10285.20252

2011-09-30  2011-10-31     12.56%      11.51%       09/2011     9521.781986          9487.116199

2011-10-31  2011-11-30     -0.10%      -0.27%       10/2011     10717.29461          10579.01304

2011-11-30  2011-12-31      0.60%       0.82%       11/2011     10706.71486          10550.42058

2011-12-31  2012-01-31      5.43%       5.05%       12/2011     10770.91162          10637.13963

2012-01-31  2012-02-29      4.50%       4.23%       01/2012     11356.28725           11173.9189

2012-02-29  2012-03-31      2.53%       3.08%       02/2012     11867.16053          11646.60934

2012-03-31  2012-04-30     -0.96%      -0.66%       03/2012     12166.81715          12005.86968

2012-04-30  2012-05-31     -6.73%      -6.18%       04/2012     12049.52093          11927.12681

2012-05-31  2012-06-30      3.65%       3.92%       05/2012     11239.11067          11189.80415

2012-06-30  2012-07-31      0.74%       0.99%       06/2012     11648.81494          11628.05603

2012-07-31  2012-08-31      3.10%       2.50%       07/2012       11734.468          11743.23121

2012-08-31  2012-09-30      2.85%       2.63%       08/2012     12098.49347           12036.3202

2012-09-30  2012-10-31     -1.30%      -1.72%       09/2012     12443.52048          12352.39399

                                                 10/31/2012     12282.33498            12139.333

                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  3/12/2008
                        --------------  -----  ---------
                                        14.60%   4.53%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 12, 2008-OCTOBER 31, 2012

GROWTH OF $10,000

                                                               INTERNATIONAL      MSCI WORLD EX
                                      BENCHMARK              SUSTAINABILITY CORE   USA INDEX
BEGIN DATE   END DATE   FUND RETURNS  RETURNS     END DATE      1 PORTFOLIO        (NET DIV.)
----------  ----------- ------------  ---------  ----------- -------------------  -------------
2008-03-12  2008-03-31      1.10%       0.13%       03/2008           10000             10000

2008-03-31  2008-04-30      3.86%       5.56%       03/2008           10110       10013.35669

2008-04-30  2008-05-31      1.71%       1.52%       04/2008           10500        10569.9554

2008-05-31  2008-06-30     -8.61%      -7.78%       05/2008           10680       10730.35162

2008-06-30  2008-07-31     -3.83%      -3.56%       06/2008     9760.094246       9895.929664

2008-07-31  2008-08-31     -3.45%      -3.87%       07/2008     9385.873017       9543.770769

2008-08-31  2008-09-30    -13.35%     -14.44%       08/2008     9062.222224       9174.684791

2008-09-30  2008-10-31    -22.48%     -20.80%       09/2008     7852.025707       7850.059445

2008-10-31  2008-11-30     -5.50%      -5.42%       10/2008     6086.841634       6217.092953

2008-11-30  2008-12-31      7.47%       5.27%       11/2008     5752.065343       5879.940766

2008-12-31  2009-01-31    -11.40%      -9.33%       12/2008     6181.635397         6189.9041

2009-01-31  2009-02-28    -10.26%     -10.12%       01/2009     5476.622434       5612.341995

2009-02-28  2009-03-31      8.13%       6.59%       02/2009      4914.65558       5044.194691

2009-03-31  2009-04-30     13.87%      12.90%       03/2009     5314.327725       5376.584625

2009-04-30  2009-05-31     14.21%      12.65%       04/2009     6051.575502       6069.941209

2009-05-31  2009-06-30     -1.04%      -1.04%       05/2009     6911.697909       6837.583666

2009-06-30  2009-07-31      9.39%       9.39%       06/2009     6839.929207       6766.778346

2009-07-31  2009-08-31      5.40%       4.79%       07/2009     7482.468013        7402.16314

2009-08-31  2009-09-30      4.70%       4.13%       08/2009     7886.645647       7756.914408

2009-09-30  2009-10-31     -3.02%      -1.61%       09/2009     8257.089399       8076.952205

2009-10-31  2009-11-30      2.73%       2.47%       10/2009     8007.504832       7947.291904

2009-11-30  2009-12-31      1.41%       1.59%       11/2009     8225.891327       8143.928141

2009-12-31  2010-01-31     -4.26%      -4.69%       12/2009     8341.865272        8273.75101

2010-01-31  2010-02-28      0.00%      -0.10%       01/2010     7986.447455       7885.923852

2010-02-28  2010-03-31      7.20%       6.44%       02/2010     7986.447454       7878.020916

2010-03-31  2010-04-30     -0.98%      -1.49%       03/2010     8561.676958       8385.155928

2010-04-30  2010-05-31    -11.60%     -11.03%       04/2010     8477.944176       8260.130943

2010-05-31  2010-06-30     -1.62%      -1.45%       05/2010     7494.083987       7348.627485

2010-06-30  2010-07-31     10.20%       9.24%       06/2010      7372.63494       7242.320724

2010-07-31  2010-08-31     -3.91%      -2.99%       07/2010     8124.728448       7911.694254

2010-08-31  2010-09-30     10.21%       9.59%       08/2010     7806.942458       7675.215744

2010-09-30  2010-10-31      3.58%       3.56%       09/2010     8603.683242       8411.475492

2010-10-31  2010-11-30     -4.17%      -4.23%       10/2010     8911.716344       8711.126949

2010-11-30  2010-12-31      8.95%       8.05%       11/2010     8539.952254       8342.215343

2010-12-31  2011-01-31      2.30%       2.15%       12/2010     9304.198017        9013.94356

2011-01-31  2011-02-28      3.71%       3.71%       01/2011     9518.087626       9208.121124

2011-02-28  2011-03-31     -1.82%      -2.00%       02/2011     9871.005481       9549.553847

2011-03-31  2011-04-30      5.42%       5.45%       03/2011     9691.131825       9358.252363

2011-04-30  2011-05-31     -2.73%      -2.96%       04/2011     10216.42547       9867.918142

2011-05-31  2011-06-30     -1.77%      -1.42%       05/2011     9937.698231       9575.390035

2011-06-30  2011-07-31     -2.34%      -1.65%       06/2011     9761.815327       9439.016002

2011-07-31  2011-08-31     -8.88%      -8.45%       07/2011     9533.786268       9283.311319

2011-08-31  2011-09-30    -11.12%     -10.04%       08/2011       8686.8212       8498.471254

2011-09-30  2011-10-31      9.18%       9.73%       09/2011     7720.420969       7645.030173

2011-10-31  2011-11-30     -2.85%      -4.62%       10/2011     8429.216679       8388.535462

2011-11-30  2011-12-31     -2.34%      -1.09%       11/2011     8189.316593       8000.878426

2011-12-31  2012-01-31      6.60%       5.40%       12/2011     7997.753374       7913.574904

2012-01-31  2012-02-29      5.03%       5.50%       01/2012     8525.803114       8340.830956

2012-02-29  2012-03-31      0.07%      -0.74%       02/2012     8954.843529       8799.397731

2012-03-31  2012-04-30     -2.09%      -1.70%       03/2012      8961.55307       8734.270283

2012-04-30  2012-05-31    -11.43%     -11.40%       04/2012     8774.165122        8586.02444

2012-05-31  2012-06-30      6.16%       6.55%       05/2012     7771.088458       7607.179801

2012-06-30  2012-07-31     -0.27%       1.25%       06/2012      8249.77835       8105.627877

2012-07-31  2012-08-31      3.40%       2.85%       07/2012     8227.390892       8206.554572

2012-08-31  2012-09-30      3.16%       3.04%       08/2012      8507.23412       8440.697784

2012-09-30  2012-10-31      1.02%       0.70%       09/2012     8776.099992       8696.970699

                                                 10/31/2012     8865.996024       8757.916142

                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  3/12/2008
                        --------------  ----  ---------
                                        5.18%   -2.56%

The implementation and management of Dimensional's 'Sustainability' Portfolios, including without limitation, International Sustainability Core 1 Portfolio, are protected by U.S. Patent Nos. 7,596,525 B1 and 7,599,874 B1.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
JUNE 30, 2008-OCTOBER 31, 2012

GROWTH OF $10,000

                                                             DFA INTERNATIONAL  MSCI WORLD EX
                                      BENCHMARK              VALUE EX TOBACCO   USA INDEX (NET
BEGIN DATE   END DATE   FUND RETURNS  RETURNS     END DATE      PORTFOLIO           DIV.)
----------  ----------- ------------  ---------  ----------- -----------------  --------------
2008-06-30  2008-07-31     -1.60%      -3.56%       06/2008          10000             10000

2008-07-31  2008-08-31     -3.15%      -3.87%       07/2008    9840.000001       9644.137633

2008-08-31  2008-09-30    -11.86%     -14.44%       08/2008    9529.999998        9271.17017

2008-09-30  2008-10-31    -24.37%     -20.80%       09/2008    8399.859528        7932.61443

2008-10-31  2008-11-30     -5.21%      -5.42%       10/2008    6352.581939        6282.47488

2008-11-30  2008-12-31      7.47%       5.27%       11/2008    6021.404682       5941.777039

2008-12-31  2009-01-31    -14.20%      -9.33%       12/2008    6471.381266       6255.000096

2009-01-31  2009-02-28    -12.55%     -10.12%       01/2009    5552.667233       5671.364071

2009-02-28  2009-03-31     10.01%       6.59%       02/2009     4856.05989       5097.241858

2009-03-31  2009-04-30     18.18%      12.90%       03/2009    5342.123582       5433.127364

2009-04-30  2009-05-31     14.10%      12.65%       04/2009    6313.418779       6133.775618

2009-05-31  2009-06-30     -0.71%      -1.04%       05/2009    7203.772709       6909.490971

2009-06-30  2009-07-31     11.49%       9.39%       06/2009    7152.762488       6837.941028

2009-07-31  2009-08-31      5.54%       4.79%       07/2009    7974.919095       7480.007832

2009-08-31  2009-09-30      5.24%       4.13%       08/2009    8416.828273       7838.489835

2009-09-30  2009-10-31     -4.08%      -1.61%       09/2009    8857.800505       8161.893303

2009-10-31  2009-11-30      2.55%       2.47%       10/2009    8496.046693       8030.869432

2009-11-30  2009-12-31      1.11%       1.59%       11/2009    8713.098982        8229.57359

2009-12-31  2010-01-31     -5.30%      -4.69%       12/2009     8809.66986       8360.761738

2010-01-31  2010-02-28      0.50%      -0.10%       01/2010    8342.726227       7968.856005

2010-02-28  2010-03-31      7.94%       6.44%       02/2010    8384.232328       7960.869957

2010-03-31  2010-04-30     -1.38%      -1.49%       03/2010    9049.704888       8473.338244

2010-04-30  2010-05-31    -11.87%     -11.03%       04/2010    8925.024683       8346.998437

2010-05-31  2010-06-30     -1.81%      -1.45%       05/2010    7865.242941       7425.909172

2010-06-30  2010-07-31     12.02%       9.24%       06/2010    7722.581233       7318.484438

2010-07-31  2010-08-31     -5.00%      -2.99%       07/2010    8650.978977        7994.89742

2010-08-31  2010-09-30     10.49%       9.59%       08/2010     8218.43003       7755.931989

2010-09-30  2010-10-31      3.38%       3.56%       09/2010    9080.790636       8499.934596

2010-10-31  2010-11-30     -4.96%      -4.23%       10/2010    9387.717127       8802.737332

2010-11-30  2010-12-31      9.37%       8.05%       11/2010    8922.035554       8429.946075

2010-12-31  2011-01-31      4.36%       2.15%       12/2010    9758.362052       9108.738508

2011-01-31  2011-02-28      3.13%       3.71%       01/2011     10184.0267       9304.958136

2011-02-28  2011-03-31     -2.91%      -2.00%       02/2011    10503.27519       9649.981529

2011-03-31  2011-04-30      5.02%       5.45%       03/2011    10197.50754       9456.668227

2011-04-30  2011-05-31     -3.88%      -2.96%       04/2011    10709.51629       9971.693896

2011-05-31  2011-06-30     -1.57%      -1.42%       05/2011    10293.50919       9676.089423

2011-06-30  2011-07-31     -3.10%      -1.65%       06/2011    10131.55378       9538.281215

2011-07-31  2011-08-31    -10.71%      -8.45%       07/2011    9817.313074       9380.939067

2011-08-31  2011-09-30    -10.21%     -10.04%       08/2011    8766.232095       8587.845248

2011-09-30  2011-10-31      9.28%       9.73%       09/2011    7871.176397       7725.428972

2011-10-31  2011-11-30     -2.92%      -4.62%       10/2011    8601.604123       8476.753318

2011-11-30  2011-12-31     -2.71%      -1.09%       11/2011    8350.860277       8085.019496

2011-12-31  2012-01-31      6.64%       5.40%       12/2011    8124.507188       7996.797848

2012-01-31  2012-02-29      5.46%       5.50%       01/2012    8663.939237        8428.54713

2012-02-29  2012-03-31     -0.90%      -0.74%       02/2012    9137.318383       8891.936412

2012-03-31  2012-04-30     -3.90%      -1.70%       03/2012    9054.792579       8826.124052

2012-04-30  2012-05-31    -12.55%     -11.40%       04/2012    8701.865219       8676.319185

2012-05-31  2012-06-30      7.21%       6.55%       05/2012      7609.9962       7687.180548

2012-06-30  2012-07-31     -0.55%       1.25%       06/2012    8159.057185       8190.870542

2012-07-31  2012-08-31      3.88%       2.85%       07/2012    8114.103703        8292.85863

2012-08-31  2012-09-30      3.51%       3.04%       08/2012    8428.778084       8529.464205

2012-09-30  2012-10-31      1.16%       0.70%       09/2012    8724.443441       8788.432208

                                                 10/31/2012    8826.021694       8850.018583

                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  6/30/2008
                        --------------  ----  ---------
                                        2.61%   -2.84%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
AUGUST 31, 2006-OCTOBER 31, 2012

GROWTH OF $10,000

                                                             EMERGING MARKETS    MSCI EMERGING
                                      BENCHMARK              SOCIAL CORE EQUITY  MARKETS INDEX
BEGIN DATE   END DATE   FUND RETURNS  RETURNS     END DATE       PORTFOLIO        (NET DIV.)
----------  ----------- ------------  ---------  ----------- ------------------  -------------
2006-08-31  2006-09-30      0.20%       0.83%       08/2006           10000            10000

2006-09-30  2006-10-31      6.69%       4.75%       09/2006           10020      10083.26186

2006-10-31  2006-11-30      7.20%       7.43%       10/2006           10690      10562.04563

2006-11-30  2006-12-31      4.01%       4.50%       11/2006           11460      11347.17161

2006-12-31  2007-01-31      1.59%      -1.08%       12/2006           11920      11858.09153

2007-01-31  2007-02-28     -0.83%      -0.59%       01/2007           12110      11730.40837

2007-02-28  2007-03-31      4.51%       3.98%       02/2007           12010       11660.7855

2007-03-31  2007-04-30      6.71%       4.63%       03/2007     12551.53652      12125.13908

2007-04-30  2007-05-31      7.56%       4.95%       04/2007     13393.65239      12686.49688

2007-05-31  2007-06-30      2.19%       4.69%       05/2007     14406.19647      13314.85537

2007-06-30  2007-07-31      3.57%       5.28%       06/2007     14722.38851      13939.00374

2007-07-31  2007-08-31     -2.72%      -2.13%       07/2007     15247.46684      14674.47043

2007-08-31  2007-09-30      8.81%      11.04%       08/2007     14833.46277      14362.60856

2007-09-30  2007-10-31     10.44%      11.15%       09/2007     16140.13371      15948.72058

2007-10-31  2007-11-30     -7.35%      -7.09%       10/2007     17825.20426      17727.33494

2007-11-30  2007-12-31     -0.31%       0.35%       11/2007     16515.72172      16470.70147

2007-12-31  2008-01-31     -9.78%     -12.48%       12/2007     16464.26857      16528.46119

2008-01-31  2008-02-29      3.61%       7.38%       01/2008      14853.9908      14465.80813

2008-02-29  2008-03-31     -3.37%      -5.29%       02/2008     15390.75005      15533.56404

2008-03-31  2008-04-30      6.49%       8.12%       03/2008     14871.99563      14711.53918

2008-04-30  2008-05-31      0.76%       1.86%       04/2008     15837.13989       15905.4352

2008-05-31  2008-06-30    -11.11%      -9.97%       05/2008     15957.78292      16200.50252

2008-06-30  2008-07-31     -1.71%      -3.77%       06/2008     14185.00998      14584.70572

2008-07-31  2008-08-31     -6.82%      -7.99%       07/2008      13941.7752      14034.56917

2008-08-31  2008-09-30    -16.33%     -17.50%       08/2008     12990.94834      12913.58233

2008-09-30  2008-10-31    -28.85%     -27.37%       09/2008     10869.81478      10653.66219

2008-10-31  2008-11-30     -7.22%      -7.53%       10/2008     7733.862057      7737.985686

2008-11-30  2008-12-31     10.14%       7.80%       11/2008     7175.863352      7155.493535

2008-12-31  2009-01-31     -8.82%      -6.46%       12/2008     7903.233977      7713.592397

2009-01-31  2009-02-28     -7.33%      -5.64%       01/2009     7206.220454      7215.443981

2009-02-28  2009-03-31     15.55%      14.37%       02/2009     6677.839235      6808.406096

2009-03-31  2009-04-30     18.54%      16.64%       03/2009     7716.074308      7786.821967

2009-04-30  2009-05-31     19.70%      17.09%       04/2009      9146.64575      9082.628585

2009-05-31  2009-06-30     -0.91%      -1.35%       05/2009     10948.94048      10634.53976

2009-06-30  2009-07-31     12.24%      11.24%       06/2009     10848.80886       10491.2876

2009-07-31  2009-08-31      0.84%      -0.36%       07/2009     12176.53965      11671.01075

2009-08-31  2009-09-30      8.77%       9.08%       08/2009     12278.67279      11629.22881

2009-09-30  2009-10-31     -1.79%       0.12%       09/2009     13355.47002      12684.81565

2009-10-31  2009-11-30      6.26%       4.30%       10/2009     13116.16553       12700.5064

2009-11-30  2009-12-31      4.25%       3.95%       11/2009     13936.63809      13246.06385

2009-12-31  2010-01-31     -5.51%      -5.58%       12/2009     14529.50536      13769.16682

2010-01-31  2010-02-28      1.00%       0.35%       01/2010     13728.66648      13001.23205

2010-02-28  2010-03-31      9.04%       8.07%       02/2010     13865.95314      13046.99288

2010-03-31  2010-04-30      0.98%       1.21%       03/2010     15118.85422       14100.3115

2010-04-30  2010-05-31    -10.04%      -8.80%       04/2010     15267.63931      14271.13674

2010-05-31  2010-06-30      0.62%      -0.74%       05/2010     13734.00837      13015.89677

2010-06-30  2010-07-31      9.26%       8.33%       06/2010     13819.82833      12920.21714

2010-07-31  2010-08-31     -1.45%      -1.94%       07/2010     15099.22861      13996.15043

2010-08-31  2010-09-30     11.88%      11.11%       08/2010     14880.23217      13724.33205

2010-09-30  2010-10-31      2.92%       2.90%       09/2010     16647.65977      15249.50999

2010-10-31  2010-11-30     -2.57%      -2.64%       10/2010     17133.89184      15692.30268

2010-11-30  2010-12-31      7.41%       7.14%       11/2010     16693.96759      15278.05959

2010-12-31  2011-01-31     -2.98%      -2.71%       12/2010     17931.74194      16368.29441

2011-01-31  2011-02-28     -1.61%      -0.93%       01/2011     17397.19137      15924.20384

2011-02-28  2011-03-31      5.61%       5.88%       02/2011      17117.7672      15775.70667

2011-03-31  2011-04-30      3.70%       3.10%       03/2011     18077.52846      16703.21985

2011-04-30  2011-05-31     -2.92%      -2.62%       04/2011     18745.71667      17221.35729

2011-05-31  2011-06-30     -1.49%      -1.54%       05/2011     18199.01722      16769.65318

2011-06-30  2011-07-31     -0.34%      -0.44%       06/2011     17928.33113      16511.67383

2011-07-31  2011-08-31     -8.94%      -8.94%       07/2011     17867.39187      16438.33871

2011-08-31  2011-09-30    -17.12%     -14.58%       08/2011     16270.78318       14969.3401

2011-09-30  2011-10-31     12.71%      13.25%       09/2011     13485.24045      12786.89228

2011-10-31  2011-11-30     -4.30%      -6.66%       10/2011     15198.63024      14480.60829

2011-11-30  2011-12-31     -2.94%      -1.21%       11/2011     14545.32334      13515.53094

2011-12-31  2012-01-31     11.69%      11.34%       12/2011     14118.06917      13352.63244

2012-01-31  2012-02-29      6.69%       5.99%       01/2012     15768.07198      14867.17604

2012-02-29  2012-03-31     -3.17%      -3.34%       02/2012     16822.58505      15757.71604

2012-03-31  2012-04-30     -2.51%      -1.20%       03/2012      16289.1255      15231.73416

2012-04-30  2012-05-31    -10.55%     -11.21%       04/2012      15879.7263       15049.6997

2012-05-31  2012-06-30      4.52%       3.86%       05/2012     14204.91142      13361.95248

2012-06-30  2012-07-31     -0.08%       1.95%       06/2012     14846.85402      13877.66233

2012-07-31  2012-08-31      0.92%      -0.33%       07/2012     14834.40905      14148.36225

2012-08-31  2012-09-30      5.82%       6.03%       08/2012     14971.30376      14101.24881

2012-09-30  2012-10-31     -0.79%      -0.61%       09/2012      15842.0093      14952.14523

                                                 10/31/2012     15716.77603      14861.37284

                     AVERAGE ANNUAL  ONE   FIVE     FROM
                     TOTAL RETURN    YEAR  YEARS  8/31/2006
                     --------------  ----  -----  ---------
                                     3.41% -2.49%   7.61%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

         Russell 3000(R) Index.................................. 14.75%
         Russell Microcap(R) Index (micro cap stocks)........... 16.49%
         Russell 2000(R) Index (small cap stocks)............... 12.08%
         Russell 1000(R) Index (large cap stocks)............... 14.97%
         Dow Jones US Select REIT Index......................... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

         Russell 2000(R) Value Index (small cap value stocks)... 14.47%
         Russell 2000(R) Growth Index (small cap growth stocks).  9.70%
         Russell 1000(R) Value Index(large cap value stocks).... 16.89%
         Russell 1000(R) Growth Index (large cap growth stocks). 13.02%

--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

   The U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 13.63% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had less exposure than the Index to large cap stocks which contributed to relative underperformance. Large cap stocks outperformed the other size categories as well as the overall Index during the period. The Portfolio's exclusion of certain industry groups within the health care sector due to the social issue screens also detracted from relative performance. Health care was among the best-performing sectors over the period.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

   The U.S. Sustainability Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and value stocks relative to the market. The Portfolio further adjusts the weights of all eligible companies based on environmental sustainability ratings calculated by a third-party provider. Accordingly, the Portfolio seeks to exclude or decrease the weights of securities of companies that have a relative negative impact on the environment and to increase the weights of securities of companies that have a relative positive impact on the environment. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.60% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Large cap stocks outperformed small cap stocks over the period. The Portfolio had less exposure than the Index to large cap stocks and greater exposure to small cap stocks, both of which contributed to relative underperformance. The Portfolio's exclusion of REITs detracted from relative performance as this sector outperformed the overall Index.

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%

--------

   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                       LOCAL    U.S.
          TEN LARGEST FOREIGN DEVELOPED MARKETS BY    CURRENCY DOLLAR
          MARKET CAP                                   RETURN  RETURN
          ----------------------------------------    -------- ------
          United Kingdom.............................   8.61%    8.41%
          Japan......................................  -0.86%   -3.28%
          Canada.....................................   3.34%    2.69%
          France.....................................  10.04%    2.23%
          Australia..................................  10.20%    7.71%
          Switzerland................................  17.41%    9.79%
          Germany....................................  18.18%    9.79%
          Spain......................................  -6.40%  -13.04%
          Sweden.....................................   9.26%    6.47%
          Hong Kong..................................  16.12%   16.34%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%

--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                             LOCAL    U.S.
                                                            CURRENCY DOLLAR
    TEN LARGEST EMERGING MARKETS BY MARKET CAP               RETURN  RETURN
    ------------------------------------------              -------- ------
    China..................................................   7.71%    7.92%
    South Korea............................................   1.71%    3.35%
    Brazil.................................................   4.65%  -12.68%
    Taiwan.................................................  -1.78%    0.59%
    South Africa...........................................  17.70%    6.84%
    India..................................................   5.24%   -4.73%
    Russia.................................................  -1.42%   -4.50%

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                       LOCAL    U.S.
                                                      CURRENCY DOLLAR
          TEN LARGEST EMERGING MARKETS BY MARKET CAP   RETURN  RETURN
          ------------------------------------------  -------- ------
          Mexico.....................................  16.32%  17.03%
          Malaysia...................................  11.39%  12.19%
          Indonesia..................................  12.64%   3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

   The International Sustainability Core 1 Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and stocks with value characteristics. The Portfolio further adjusts the weights of companies based on environmental sustainability ratings calculated by a third-party provider. Accordingly, the Portfolio seeks to exclude or decrease the weights of securities of companies that have a relative negative impact on the environment and to increase the weights of securities of companies that have a relative positive impact on the environment. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to developed country stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,300 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.18% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

   The International Value ex Tobacco Portfolio seeks to capture the returns of international large company value stocks while excluding tobacco companies. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2012, the Portfolio held approximately 390 securities in 23 developed countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ending October 31, 2012, total returns were 2.61% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). The Portfolio focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Portfolio had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Portfolio has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index contributed to relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time.

The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

   The Emerging Markets Social Core Equity Portfolio seeks to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The Portfolio excludes from purchase companies that do not pass the social screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to stocks in selected emerging market countries, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,600 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Portfolio's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 3.41% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed large caps during the period. The Portfolio's greater exposure to small cap stocks contributed to the Portfolio's relative outperformance. This was partially offset by the Portfolio's greater exposure to value stocks, which underperformed. Differences in the valuation timing and methodology between the Portfolio and the Index also had a positive impact on relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/12  10/31/12    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
Actual Fund Return............................ $1,000.00 $1,016.82    0.34%    $1.72
Hypothetical 5% Annual Return................. $1,000.00 $1,023.43    0.34%    $1.73

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
Actual Fund Return............................ $1,000.00 $1,019.33    0.37%    $1.88
Hypothetical 5% Annual Return................. $1,000.00 $1,023.28    0.37%    $1.88

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
Actual Fund Return............................ $1,000.00 $1,010.46    0.57%    $2.88
Hypothetical 5% Annual Return................. $1,000.00 $1,022.27    0.57%    $2.90

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/12  10/31/12    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
Actual Fund Return............................ $1,000.00 $1,014.27    0.60%    $3.04
Hypothetical 5% Annual Return................. $1,000.00 $1,022.12    0.60%    $3.05

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
Actual Fund Return............................ $1,000.00 $  989.73    0.72%    $3.60
Hypothetical 5% Annual Return................. $1,000.00 $1,021.52    0.72%    $3.66

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                       Consumer Discretionary.....  15.1%
                       Consumer Staples...........   5.5%
                       Energy.....................  12.9%
                       Financials.................  23.2%
                       Health Care................   2.9%
                       Industrials................  13.1%
                       Information Technology.....  15.0%
                       Materials..................   5.9%
                       Other......................    --
                       Telecommunication Services.   3.7%
                       Utilities..................   2.7%
                                                   -----
                                                   100.0%

                     U.S. SUSHTAINABILITY CORE 1 PORTFOLIO

                       Consumer Discretionary.....  13.8%
                       Consumer Staples...........   8.4%
                       Energy.....................  11.3%
                       Financials.................  15.4%
                       Health Care................  11.7%
                       Industrials................  12.7%
                       Information Technology.....  15.8%
                       Materials..................   4.7%
                       Telecommunication Services.   2.6%
                       Utilities..................   3.6%
                                                   -----
                                                   100.0%

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                       Consumer Discretionary.....  12.4%
                       Consumer Staples...........   8.6%
                       Energy.....................   9.2%
                       Financials.................  22.3%
                       Health Care................   7.2%
                       Industrials................  15.3%
                       Information Technology.....   4.9%
                       Materials..................  12.7%
                       Telecommunication Services.   4.0%
                       Utilities..................   3.4%
                                                   -----
                                                   100.0%

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                       Consumer Discretionary.....   9.6%
                       Consumer Staples...........   5.5%
                       Energy.....................  14.8%
                       Financials.................  31.2%
                       Health Care................   1.5%
                       Industrials................  10.3%
                       Information Technology.....   3.2%
                       Materials..................  12.3%
                       Telecommunication Services.   8.1%
                       Utilities..................   3.5%
                                                   -----
                                                   100.0%

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                       Consumer Discretionary.....   9.5%
                       Consumer Staples...........   7.2%
                       Energy.....................   9.5%
                       Financials.................  27.2%
                       Health Care................   0.3%
                       Industrials................  10.7%
                       Information Technology.....  12.5%
                       Materials..................  14.5%
                       Telecommunication Services.   4.7%
                       Utilities..................   3.9%
                                                   -----
                                                   100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                 PERCENTAGE
                                           SHARES    VALUE+    OF NET ASSETS**
                                           ------- ----------- ---------------
  COMMON STOCKS -- (89.8%)
  Consumer Discretionary -- (13.6%)
     Comcast Corp. Class A................  59,137 $ 2,218,229       0.8%
     Lowe's Cos., Inc.....................  19,613     635,069       0.3%
    #News Corp. Class A...................  37,421     895,110       0.3%
     Time Warner Cable, Inc...............   7,228     716,367       0.3%
     Time Warner, Inc.....................  25,978   1,128,744       0.4%
     Walt Disney Co. (The)................  34,826   1,708,912       0.6%
     Other Securities.....................          33,169,250      12.4%
                                                   -----------      ----
  Total Consumer Discretionary............          40,471,681      15.1%
                                                   -----------      ----
  Consumer Staples -- (5.0%)
     CVS Caremark Corp....................  32,080   1,488,512       0.5%
     Mondelez International, Inc. Class A.  37,678     999,974       0.4%
     PepsiCo, Inc.........................  10,818     749,038       0.3%
     Procter & Gamble Co. (The)...........  31,843   2,204,809       0.8%
     Other Securities.....................           9,363,218       3.5%
                                                   -----------      ----
  Total Consumer Staples..................          14,805,551       5.5%
                                                   -----------      ----
  Energy -- (11.5%)
     Anadarko Petroleum Corp..............   9,012     620,116       0.2%
     Apache Corp..........................   8,922     738,295       0.3%
     Chevron Corp.........................  47,998   5,289,860       2.0%
     ConocoPhillips.......................  31,784   1,838,704       0.7%
     EOG Resources, Inc...................   5,206     606,447       0.2%
     Exxon Mobil Corp.....................  53,888   4,912,969       1.8%
     National Oilwell Varco, Inc..........  10,918     804,657       0.3%
     Occidental Petroleum Corp............  16,977   1,340,504       0.5%
     Phillips 66..........................  12,916     609,119       0.2%
     Other Securities.....................          17,640,689       6.6%
                                                   -----------      ----
  Total Energy............................          34,401,360      12.8%
                                                   -----------      ----
  Financials -- (20.8%)
     ACE, Ltd.............................   8,173     642,806       0.2%
     Aflac, Inc...........................  12,653     629,866       0.2%
     Bank of America Corp................. 248,722   2,318,089       0.9%
     Bank of New York Mellon Corp. (The)..  28,641     707,719       0.3%
     *Berkshire Hathaway, Inc. Class B....  11,245     971,006       0.4%
     BlackRock, Inc.......................   3,188     604,700       0.2%
     Capital One Financial Corp...........  14,599     878,422       0.3%
     Citigroup, Inc.......................  62,695   2,344,166       0.9%
     Goldman Sachs Group, Inc. (The)......  10,747   1,315,325       0.5%
     JPMorgan Chase & Co..................  70,982   2,958,530       1.1%
     MetLife, Inc.........................  24,506     869,718       0.3%
     PNC Financial Services Group, Inc....  13,237     770,261       0.3%
     Prudential Financial, Inc............  11,320     645,806       0.2%
     Travelers Cos., Inc. (The)...........  10,200     723,588       0.3%
     U.S. Bancorp.........................  36,391   1,208,545       0.4%
     Wells Fargo & Co..................... 133,886   4,510,619       1.7%
     Other Securities.....................          39,920,480      14.9%
                                                   -----------      ----
  Total Financials........................          62,019,646      23.1%
                                                   -----------      ----
  Health Care -- (2.6%)
     Other Securities.....................           7,740,514       2.9%
                                                   -----------      ----
  Industrials -- (11.8%)
     FedEx Corp...........................   8,378     770,692       0.3%
     Union Pacific Corp...................   9,545   1,174,321       0.4%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES       VALUE+    OF NET ASSETS**
                                                                               ------------ ------------ ---------------
Industrials -- (Continued)
   Other Securities...........................................................              $ 33,251,487       12.4%
                                                                                            ------------      -----
Total Industrials.............................................................                35,196,500       13.1%
                                                                                            ------------      -----
Information Technology -- (13.5%)
   Apple, Inc.................................................................       4,833     2,876,118        1.1%
  *Cisco Systems, Inc.........................................................      38,392       658,039        0.2%
  *Google, Inc. Class A.......................................................       2,161     1,468,983        0.6%
   Intel Corp.................................................................      58,000     1,254,250        0.5%
   International Business Machines Corp.......................................       5,900     1,147,727        0.4%
   Microsoft Corp.............................................................      52,298     1,492,323        0.6%
   Oracle Corp................................................................      20,651       641,214        0.2%
   QUALCOMM, Inc..............................................................      11,854       694,348        0.3%
   Visa, Inc..................................................................       6,550       908,878        0.3%
   Other Securities...........................................................                29,131,917       10.8%
                                                                                            ------------      -----
Total Information Technology..................................................                40,273,797       15.0%
                                                                                            ------------      -----
Materials -- (5.3%)
   Dow Chemical Co. (The).....................................................      29,126       853,392        0.3%
   Other Securities...........................................................                14,996,140        5.6%
                                                                                            ------------      -----
Total Materials...............................................................                15,849,532        5.9%
                                                                                            ------------      -----
Other -- (0.0%)
   Other Securities...........................................................                        --        0.0%
                                                                                            ------------      -----
Telecommunication Services -- (3.3%)
   AT&T, Inc..................................................................     135,317     4,680,615        1.7%
  *Sprint Nextel Corp.........................................................     134,400       744,576        0.3%
   Verizon Communications, Inc................................................      51,307     2,290,344        0.8%
   Other Securities...........................................................                 2,050,672        0.8%
                                                                                            ------------      -----
Total Telecommunication Services..............................................                 9,766,207        3.6%
                                                                                            ------------      -----
Utilities -- (2.4%)
   Other Securities...........................................................                 7,296,804        2.7%
                                                                                            ------------      -----
TOTAL COMMON STOCKS...........................................................               267,821,592       99.7%
                                                                                            ------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...........................................................                       104        0.0%
                                                                                            ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares........     575,103       575,103        0.2%
                                                                                            ------------      -----

                                                                               SHARES/ FACE
                                                                                  AMOUNT
                                                                               ------------
                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund............................................   2,581,952    29,873,188       11.1%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $103,003 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $103,313) to be
     repurchased at $100,001..................................................  $      100       100,000        0.0%
                                                                                            ------------      -----
TOTAL SECURITIES LENDING COLLATERAL...........................................                29,973,188       11.1%
                                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $264,574,177)........................................................              $298,369,987      111.0%
                                                                                            ============      =====

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
     Consumer Discretionary..... $ 40,471,681          --   --    $ 40,471,681
     Consumer Staples...........   14,805,551          --   --      14,805,551
     Energy.....................   34,401,360          --   --      34,401,360
     Financials.................   62,019,646          --   --      62,019,646
     Health Care................    7,740,514          --   --       7,740,514
     Industrials................   35,196,500          --   --      35,196,500
     Information Technology.....   40,273,797          --   --      40,273,797
     Materials..................   15,849,532          --   --      15,849,532
     Other......................           --          --   --              --
     Telecommunication Services.    9,766,207          --   --       9,766,207
     Utilities..................    7,296,804          --   --       7,296,804
  Rights/Warrants...............          104          --   --             104
  Temporary Cash Investments....      575,103          --   --         575,103
  Securities Lending Collateral.           -- $29,973,188   --      29,973,188
                                 ------------ -----------   --    ------------
  TOTAL......................... $268,396,799 $29,973,188   --    $298,369,987
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (91.6%)
Consumer Discretionary -- (12.6%)
  *Amazon.com, Inc.........................   2,800 $   651,896       0.3%
   Comcast Corp. Class A...................  30,028   1,126,350       0.6%
  *Liberty Media Corp.--Liberty Capital
    Class A................................   4,634     517,511       0.3%
   News Corp. Class A......................  30,924     739,702       0.4%
   Time Warner, Inc........................  19,906     864,916       0.4%
   Walt Disney Co. (The)...................  23,614   1,158,739       0.6%
   Other Securities........................          21,696,000      11.1%
                                                    -----------      ----
Total Consumer Discretionary...............          26,755,114      13.7%
                                                    -----------      ----
Consumer Staples -- (7.6%)
   Coca-Cola Co. (The).....................  30,130   1,120,233       0.6%
   Colgate-Palmolive Co....................   5,874     616,535       0.3%
   CVS Caremark Corp.......................  25,859   1,199,858       0.6%
   Mondelez International, Inc. Class A....  22,383     594,045       0.3%
   PepsiCo, Inc............................  15,535   1,075,643       0.5%
   Philip Morris International, Inc........  10,800     956,448       0.5%
   Procter & Gamble Co. (The)..............  24,341   1,685,371       0.9%
   Wal-Mart Stores, Inc....................  21,704   1,628,234       0.8%
   Other Securities........................           7,367,017       3.8%
                                                    -----------      ----
Total Consumer Staples.....................          16,243,384       8.3%
                                                    -----------      ----
Energy -- (10.4%)
   Chevron Corp............................  19,201   2,116,142       1.1%
   ConocoPhillips..........................  14,715     851,263       0.4%
   EOG Resources, Inc......................   4,264     496,713       0.3%
   Exxon Mobil Corp........................  33,854   3,086,469       1.6%
   Occidental Petroleum Corp...............   9,271     732,038       0.4%
   Schlumberger, Ltd.......................  18,250   1,268,922       0.6%
   Other Securities........................          13,434,938       6.9%
                                                    -----------      ----
Total Energy...............................          21,986,485      11.3%
                                                    -----------      ----
Financials -- (14.1%)
   Bank of America Corp.................... 200,476   1,868,436       1.0%
   Capital One Financial Corp..............   8,466     509,399       0.3%
   Citigroup, Inc..........................  33,760   1,262,286       0.6%
   Goldman Sachs Group, Inc. (The).........   6,831     836,046       0.4%
   JPMorgan Chase & Co.....................  62,154   2,590,579       1.3%
   MetLife, Inc............................  15,210     539,803       0.3%
   U.S. Bancorp............................  22,168     736,199       0.4%
   Wells Fargo & Co........................  88,485   2,981,060       1.5%
   Other Securities........................          18,550,995       9.5%
                                                    -----------      ----
Total Financials...........................          29,874,803      15.3%
                                                    -----------      ----
Health Care -- (10.7%)
   Abbott Laboratories.....................  11,400     746,928       0.4%
   Bristol-Myers Squibb Co.................  17,431     579,581       0.3%
  *Gilead Sciences, Inc....................   7,400     496,984       0.2%
   Johnson & Johnson.......................  26,043   1,844,365       0.9%
   Medtronic, Inc..........................  12,679     527,193       0.3%
   Merck & Co., Inc........................  39,796   1,815,891       0.9%
   Pfizer, Inc.............................  63,534   1,580,091       0.8%
   UnitedHealth Group, Inc.................  15,960     893,760       0.5%
   Other Securities........................          14,204,210       7.3%
                                                    -----------      ----
Total Health Care..........................          22,689,003      11.6%
                                                    -----------      ----

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                            SHARES       VALUE+    OF NET ASSETS**
                                         ------------ ------------ ---------------
Industrials -- (11.7%)
   General Electric Co..................     121,041  $  2,549,123        1.3%
   United Technologies Corp.............       8,986       702,346        0.4%
   Other Securities.....................                21,479,804       11.0%
                                                      ------------      -----
Total Industrials.......................                24,731,273       12.7%
                                                      ------------      -----
Information Technology -- (14.5%)
   Accenture P.L.C. Class A.............       7,811       526,540        0.2%
   Apple, Inc...........................       9,440     5,617,744        2.9%
  *Cisco Systems, Inc...................      65,591     1,124,230        0.6%
  *eBay, Inc............................      15,393       743,328        0.4%
  *EMC Corp.............................      21,846       533,479        0.3%
  *Google, Inc. Class A.................       2,313     1,572,308        0.8%
   International Business Machines Corp.       5,125       996,966        0.5%
   Microsoft Corp.......................      88,224     2,517,472        1.3%
   Oracle Corp..........................      38,297     1,189,122        0.6%
   QUALCOMM, Inc........................      15,268       894,323        0.4%
   Other Securities.....................                14,986,105        7.7%
                                                      ------------      -----
Total Information Technology............                30,701,617       15.7%
                                                      ------------      -----
Materials -- (4.3%)
   Other Securities.....................                 9,041,421        4.7%
                                                      ------------      -----
Telecommunication Services -- (2.4%)
   AT&T, Inc............................      60,249     2,084,013        1.1%
   Verizon Communications, Inc..........      44,056     1,966,660        1.0%
   Other Securities.....................                 1,067,102        0.5%
                                                      ------------      -----
Total Telecommunication Services........                 5,117,775        2.6%
                                                      ------------      -----
Utilities -- (3.3%)
   Other Securities.....................                 7,034,256        3.6%
                                                      ------------      -----
TOTAL COMMON STOCKS.....................               194,175,131       99.5%
                                                      ------------      -----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   Other Securities.....................                       774        0.0%
                                                      ------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.....................                     1,517        0.0%
                                                      ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares....     872,198       872,198        0.4%
                                                      ------------      -----

                                         SHARES/ FACE
                                            AMOUNT
                                         ------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund......   1,452,357    16,803,772        8.6%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.30%, 11/01/12
     (Collateralized by $103,002 FNMA,
     rates ranging from 2.500% to
     5.500%, maturities ranging from
     10/01/22 to 07/01/42, valued at
     $103,312) to be repurchased at
     $100,000...........................  $      100        99,999        0.1%
                                                      ------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                16,903,771        8.7%
                                                      ------------      -----
TOTAL INVESTMENTS -- (100.0%)
(Cost $174,131,259).....................              $211,953,391      108.6%
                                                      ============      =====

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
     Consumer Discretionary..... $ 26,755,114          --   --    $ 26,755,114
     Consumer Staples...........   16,243,384          --   --      16,243,384
     Energy.....................   21,985,797 $       688   --      21,986,485
     Financials.................   29,874,803          --   --      29,874,803
     Health Care................   22,688,843         160   --      22,689,003
     Industrials................   24,731,273          --   --      24,731,273
     Information Technology.....   30,701,617          --   --      30,701,617
     Materials..................    9,041,421          --   --       9,041,421
     Telecommunication Services.    5,117,775          --   --       5,117,775
     Utilities..................    7,034,256          --   --       7,034,256
  Preferred Stocks
     Energy.....................           --         774   --             774
  Rights/Warrants...............        1,517          --   --           1,517
  Temporary Cash Investments....      872,198          --   --         872,198
  Securities Lending Collateral.           --  16,903,771   --      16,903,771
                                 ------------ -----------   --    ------------
  TOTAL......................... $195,047,998 $16,905,393   --    $211,953,391
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
 COMMON STOCKS -- (89.7%)
 AUSTRALIA -- (6.0%)
    BHP Billiton, Ltd. Sponsored ADR........  9,527 $   673,940       0.5%
   #Commonwealth Bank of Australia NL.......  7,710     461,720       0.3%
   #National Australia Bank, Ltd............ 21,839     583,645       0.4%
    Santos, Ltd............................. 33,026     393,776       0.3%
    Other Securities........................          7,411,588       5.1%
                                                    -----------      ----
 TOTAL AUSTRALIA............................          9,524,669       6.6%
                                                    -----------      ----
 AUSTRIA -- (0.5%)
    Other Securities........................            722,903       0.5%
                                                    -----------      ----
 BELGIUM -- (1.0%)
    Other Securities........................          1,664,545       1.1%
                                                    -----------      ----
 CANADA -- (9.7%)
    Bank of Montreal........................  9,179     542,423       0.4%
    Bank of Nova Scotia..................... 10,879     590,924       0.4%
    Barrick Gold Corp....................... 11,539     466,644       0.3%
    Royal Bank of Canada.................... 12,404     707,168       0.5%
    Suncor Energy, Inc...................... 18,330     615,191       0.4%
   #Toronto Dominion Bank...................  9,020     733,612       0.5%
    Other Securities........................         11,867,282       8.2%
                                                    -----------      ----
 TOTAL CANADA...............................         15,523,244      10.7%
                                                    -----------      ----
 CHINA -- (0.0%)
    Other Securities........................              3,811       0.0%
                                                    -----------      ----
 DENMARK -- (0.9%)
    Novo-Nordisk A.S. Sponsored ADR.........  2,742     439,515       0.3%
    Other Securities........................          1,034,236       0.7%
                                                    -----------      ----
 TOTAL DENMARK..............................          1,473,751       1.0%
                                                    -----------      ----
 FINLAND -- (1.2%)
    Other Securities........................          1,986,480       1.4%
                                                    -----------      ----
 FRANCE -- (7.1%)
    BNP Paribas SA.......................... 10,243     519,900       0.4%
    Sanofi SA ADR........................... 10,456     458,496       0.3%
   *Societe Generale SA..................... 15,740     501,979       0.3%
    Total SA................................  7,373     371,378       0.2%
    Vivendi SA.............................. 21,685     444,347       0.3%
    Other Securities........................          9,079,348       6.3%
                                                    -----------      ----
 TOTAL FRANCE...............................         11,375,448       7.8%
                                                    -----------      ----
 GERMANY -- (5.0%)
    Allianz SE..............................  4,254     528,452       0.4%
    BASF SE.................................  4,483     371,865       0.3%
    Deutsche Bank AG........................ 11,944     544,059       0.4%
   #Siemens AG Sponsored ADR................  4,534     457,526       0.3%
    Other Securities........................          6,172,702       4.2%
                                                    -----------      ----
 TOTAL GERMANY..............................          8,074,604       5.6%
                                                    -----------      ----
 GREECE -- (0.2%)
    Other Securities........................            360,361       0.3%
                                                    -----------      ----
 HONG KONG -- (1.2%)
    Other Securities........................          1,848,157       1.3%
                                                    -----------      ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------- ----------- ---------------
IRELAND -- (0.2%)
   Other Securities.........................         $   382,595       0.3%
                                                     -----------      ----
ISRAEL -- (0.2%)
   Other Securities.........................             358,425       0.2%
                                                     -----------      ----
ITALY -- (2.0%)
   Eni SpA..................................  21,274     489,532       0.3%
   Other Securities.........................           2,698,682       1.9%
                                                     -----------      ----
TOTAL ITALY.................................           3,188,214       2.2%
                                                     -----------      ----
JAPAN -- (18.8%)
   Mitsubishi UFJ Financial Group, Inc...... 114,600     518,447       0.3%
   Takeda Pharmaceutical Co., Ltd...........   8,600     399,735       0.3%
   Toyota Motor Corp. Sponsored ADR.........  11,495     890,518       0.6%
   Other Securities.........................          28,245,697      19.5%
                                                     -----------      ----
TOTAL JAPAN.................................          30,054,397      20.7%
                                                     -----------      ----
NETHERLANDS -- (2.6%)
  *ING Groep NV Sponsored ADR...............  56,475     500,368       0.3%
   Koninklijke Philips Electronics NV.......  15,628     391,418       0.3%
   Other Securities.........................           3,285,707       2.3%
                                                     -----------      ----
TOTAL NETHERLANDS...........................           4,177,493       2.9%
                                                     -----------      ----
NEW ZEALAND -- (0.2%)
   Other Securities.........................             350,751       0.2%
                                                     -----------      ----
NORWAY -- (1.0%)
   Other Securities.........................           1,538,383       1.1%
                                                     -----------      ----
PORTUGAL -- (0.3%)
   Other Securities.........................             505,067       0.4%
                                                     -----------      ----
SINGAPORE -- (0.8%)
   Other Securities.........................           1,300,654       0.9%
                                                     -----------      ----
SPAIN -- (2.2%)
   Other Securities.........................           3,582,992       2.5%
                                                     -----------      ----
SWEDEN -- (3.4%)
   Other Securities.........................           5,391,345       3.7%
                                                     -----------      ----
SWITZERLAND -- (6.7%)
   Compagnie Financiere Richemont SA Series
     A......................................   6,065     393,607       0.3%
   Holcim, Ltd..............................   5,937     405,178       0.3%
   Nestle SA................................  22,733   1,443,278       1.0%
   Novartis AG..............................   7,021     423,370       0.3%
   Novartis AG ADR..........................  21,477   1,298,499       0.9%
   Roche Holding AG Genusschein.............   3,948     760,484       0.5%
   Swiss Re, Ltd............................   7,808     540,293       0.4%
   UBS AG...................................  29,907     448,712       0.3%
   Zurich Insurance Group AG................   2,065     509,063       0.3%
   Other Securities.........................           4,430,604       3.0%
                                                     -----------      ----
TOTAL SWITZERLAND...........................          10,653,088       7.3%
                                                     -----------      ----
UNITED KINGDOM -- (18.5%)
   AstraZeneca P.L.C. Sponsored ADR.........  11,519     534,482       0.4%
   Barclays P.L.C. Sponsored ADR............  48,628     719,694       0.5%
   BG Group P.L.C...........................  25,514     473,719       0.3%
   British American Tobacco P.L.C...........   7,802     386,979       0.3%
   GlaxoSmithKline P.L.C. Sponsored ADR.....  17,568     788,803       0.6%
  #HSBC Holdings P.L.C. Sponsored ADR.......  58,383   2,881,785       2.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------- ------------ ---------------
  UNITED KINGDOM -- (Continued)
     Imperial Tobacco Group P.L.C........  15,348 $    580,457       0.4%
    *Lloyds Banking Group P.L.C.......... 856,331      563,901       0.4%
     Rio Tinto P.L.C. Sponsored ADR......  10,230      511,295       0.4%
    *Rolls-Royce Holdings P.L.C..........  33,307      460,286       0.3%
     Royal Dutch Shell P.L.C. ADR........  21,316    1,505,549       1.0%
     Standard Chartered P.L.C............  27,011      639,532       0.4%
     Tesco P.L.C.........................  92,126      476,703       0.3%
     Vodafone Group P.L.C................ 206,526      560,854       0.4%
     Vodafone Group P.L.C. Sponsored ADR.  49,867    1,357,380       0.9%
     Other Securities....................           17,170,571      11.8%
                                                  ------------      ----
  TOTAL UNITED KINGDOM...................           29,611,990      20.4%
                                                  ------------      ----
  TOTAL COMMON STOCKS....................          143,653,367      99.1%
                                                  ------------      ----
  PREFERRED STOCKS -- (0.1%)
  GERMANY -- (0.1%)
     Other Securities....................              142,039       0.1%
                                                  ------------      ----
  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
     Other Securities....................                9,219       0.0%
                                                  ------------      ----
  BELGIUM -- (0.0%)
     Other Securities....................                   38       0.0%
                                                  ------------      ----
  HONG KONG -- (0.0%)
     Other Securities....................                1,154       0.0%
                                                  ------------      ----
  SPAIN -- (0.0%)
     Other Securities....................                    2       0.0%
                                                  ------------      ----
  TOTAL RIGHTS/WARRANTS..................               10,413       0.0%
                                                  ------------      ----

                                                                                            SHARES/
                                                                                             FACE
                                                                                            AMOUNT
                                                                                             (000)       VALUE+
                                                                                           ---------- ------------
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@DFA Short Term Investment Fund........................................................  1,296,456   15,000,000  10.3%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12 (Collateralized
     by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at $1,436,356) to be
     repurchased at $1,408,206............................................................ $    1,408    1,408,192   1.0%
                                                                                                      ------------ -----
TOTAL SECURITIES LENDING COLLATERAL.......................................................              16,408,192  11.3%
                                                                                                      ------------ -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $158,531,331)....................................................................            $160,214,011 110.5%
                                                                                                      ============ =====

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia.................. $ 1,037,394 $  8,487,275   --    $  9,524,669
     Austria....................          --      722,903   --         722,903
     Belgium....................     438,840    1,225,705   --       1,664,545
     Canada.....................  15,522,020        1,224   --      15,523,244
     China......................       3,811           --   --           3,811
     Denmark....................     439,515    1,034,236   --       1,473,751
     Finland....................     132,509    1,853,971   --       1,986,480
     France.....................   1,155,809   10,219,639   --      11,375,448
     Germany....................   1,081,970    6,992,634   --       8,074,604
     Greece.....................      16,967      343,394   --         360,361
     Hong Kong..................          --    1,848,157   --       1,848,157
     Ireland....................       7,098      375,497   --         382,595
     Israel.....................          --      358,425   --         358,425
     Italy......................     169,298    3,018,916   --       3,188,214
     Japan......................   2,647,164   27,407,233   --      30,054,397
     Netherlands................   1,020,408    3,157,085   --       4,177,493
     New Zealand................      12,091      338,660   --         350,751
     Norway.....................     130,581    1,407,802   --       1,538,383
     Portugal...................      11,022      494,045   --         505,067
     Singapore..................          --    1,300,654   --       1,300,654
     Spain......................     799,557    2,783,435   --       3,582,992
     Sweden.....................     180,556    5,210,789   --       5,391,345
     Switzerland................   2,137,689    8,515,399   --      10,653,088
     United Kingdom.............  10,624,308   18,987,682   --      29,611,990
  Preferred Stocks
     Germany....................          --      142,039   --         142,039
  Rights/Warrants
     Australia..................          --        9,219   --           9,219
     Belgium....................          --           38   --              38
     Hong Kong..................          --        1,154   --           1,154
     Spain......................          --            2   --               2
  Securities Lending Collateral.          --   16,408,192   --      16,408,192
                                 ----------- ------------   --    ------------
  TOTAL......................... $37,568,607 $122,645,404   --    $160,214,011
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
COMMON STOCKS -- (91.4%)
AUSTRALIA -- (5.1%)
   Origin Energy, Ltd........................ 26,579 $  312,866       0.5%
  #Wesfarmers, Ltd........................... 31,480  1,134,839       1.9%
   Other Securities..........................         1,818,894       3.1%
                                                     ----------      ----
TOTAL AUSTRALIA..............................         3,266,599       5.5%
                                                     ----------      ----
AUSTRIA -- (0.2%)
   Other Securities..........................           133,087       0.2%
                                                     ----------      ----
BELGIUM -- (0.9%)
   Other Securities..........................           591,380       1.0%
                                                     ----------      ----
CANADA -- (10.8%)
   Canadian Natural Resources, Ltd........... 11,405    343,720       0.6%
   Goldcorp, Inc.............................  9,088    410,837       0.7%
  #Manulife Financial Corp................... 35,722    441,361       0.8%
  #Sun Life Financial, Inc................... 14,250    353,414       0.6%
   Suncor Energy, Inc........................ 32,505  1,090,931       1.8%
  #Teck Resources, Ltd. Class B.............. 11,791    374,242       0.6%
   Yamana Gold, Inc.......................... 22,000    444,295       0.8%
   Other Securities..........................         3,504,060       5.9%
                                                     ----------      ----
TOTAL CANADA.................................         6,962,860      11.8%
                                                     ----------      ----
DENMARK -- (1.4%)
   Other Securities..........................           881,164       1.5%
                                                     ----------      ----
FINLAND -- (0.5%)
   Other Securities..........................           319,329       0.5%
                                                     ----------      ----
FRANCE -- (9.3%)
   AXA SA Sponsored ADR...................... 37,500    597,375       1.0%
   Cie de Saint-Gobain SA....................  8,683    305,860       0.5%
   France Telecom SA......................... 41,374    462,456       0.8%
  #GDF Suez SA............................... 37,268    855,384       1.4%
  *Societe Generale SA....................... 13,137    418,965       0.7%
   Vivendi SA................................ 37,887    776,355       1.3%
   Other Securities..........................         2,524,690       4.3%
                                                     ----------      ----
TOTAL FRANCE.................................         5,941,085      10.0%
                                                     ----------      ----
GERMANY -- (7.6%)
   Allianz SE................................  2,464    306,090       0.5%
   Bayerische Motoren Werke AG...............  3,898    311,628       0.5%
   Daimler AG................................ 17,195    805,493       1.4%
  #Deutsche Bank AG.......................... 13,617    622,433       1.1%
   Deutsche Telekom AG....................... 65,866    751,428       1.3%
   E.ON AG................................... 32,073    730,141       1.2%
   Munchener Rueckversicherungs-Gesellschaft
     AG......................................  2,720    437,656       0.7%
   Other Securities..........................           888,244       1.5%
                                                     ----------      ----
TOTAL GERMANY................................         4,853,113       8.2%
                                                     ----------      ----
GREECE -- (0.1%)
   Other Securities..........................            50,225       0.1%
                                                     ----------      ----
HONG KONG -- (1.8%)
   Hutchison Whampoa, Ltd.................... 49,000    480,657       0.8%
   Other Securities..........................           708,806       1.2%
                                                     ----------      ----
TOTAL HONG KONG..............................         1,189,463       2.0%
                                                     ----------      ----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------- ----------- ---------------
IRELAND -- (0.1%)
   Other Securities..........................         $    64,374       0.1%
                                                      -----------      ----
ISRAEL -- (0.5%)
   Other Securities..........................             300,522       0.5%
                                                      -----------      ----
ITALY -- (1.0%)
   Other Securities..........................             627,496       1.1%
                                                      -----------      ----
JAPAN -- (17.1%)
   JX Holdings, Inc..........................  56,740     302,201       0.5%
   Mitsubishi Corp...........................  30,000     535,588       0.9%
   Mitsubishi UFJ Financial Group, Inc....... 331,000   1,497,433       2.5%
   Mitsubishi UFJ Financial Group, Inc. ADR..  74,759     335,668       0.6%
   Mitsui & Co., Ltd.........................  25,600     360,838       0.6%
   Sumitomo Corp.............................  28,900     393,988       0.7%
   Other Securities..........................           7,539,055      12.8%
                                                      -----------      ----
TOTAL JAPAN..................................          10,964,771      18.6%
                                                      -----------      ----
NETHERLANDS -- (2.8%)
  *ING Groep NV..............................  37,522     333,874       0.6%
   Koninklijke Philips Electronics NV........  19,504     488,496       0.8%
   Other Securities..........................             965,876       1.6%
                                                      -----------      ----
TOTAL NETHERLANDS............................           1,788,246       3.0%
                                                      -----------      ----
NEW ZEALAND -- (0.1%)
   Other Securities..........................              53,591       0.1%
                                                      -----------      ----
NORWAY -- (0.9%)
   Other Securities..........................             600,420       1.0%
                                                      -----------      ----
PORTUGAL -- (0.1%)
   Other Securities..........................              44,497       0.1%
                                                      -----------      ----
SINGAPORE -- (0.9%)
   Other Securities..........................             566,327       1.0%
                                                      -----------      ----
SPAIN -- (1.9%)
   Banco Santander SA........................ 115,247     867,714       1.5%
   Other Securities..........................             347,166       0.6%
                                                      -----------      ----
TOTAL SPAIN..................................           1,214,880       2.1%
                                                      -----------      ----
SWEDEN -- (2.8%)
   Nordea Bank AB............................  39,063     355,069       0.6%
   Telefonaktiebolaget LM Ericsson AB Series
     B.......................................  49,909     442,148       0.7%
   Other Securities..........................             979,734       1.7%
                                                      -----------      ----
TOTAL SWEDEN.................................           1,776,951       3.0%
                                                      -----------      ----
SWITZERLAND -- (5.6%)
  *ABB, Ltd..................................  17,548     316,916       0.5%
   Credit Suisse Group AG....................  19,671     457,456       0.8%
   Holcim, Ltd...............................   7,487     510,960       0.9%
   Swiss Re, Ltd.............................  11,082     766,845       1.3%
   UBS AG....................................  44,034     660,668       1.1%
   Zurich Insurance Group AG.................   1,303     321,215       0.5%
   Other Securities..........................             577,566       1.0%
                                                      -----------      ----
TOTAL SWITZERLAND............................           3,611,626       6.1%
                                                      -----------      ----
UNITED KINGDOM -- (19.9%)
   Aviva P.L.C...............................  64,363     344,692       0.6%
   Barclays P.L.C. Sponsored ADR.............  56,729     839,589       1.4%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                              -------- ----------- ---------------
UNITED KINGDOM -- (Continued)
   BP P.L.C. Sponsored ADR...................   45,731 $ 1,961,403        3.3%
   HSBC Holdings P.L.C.......................   39,336     387,828        0.7%
   #HSBC Holdings P.L.C. Sponsored ADR.......    7,751     382,589        0.7%
   Kingfisher P.L.C..........................   80,602     377,382        0.6%
   Old Mutual P.L.C..........................  112,791     313,951        0.5%
   Royal Dutch Shell P.L.C. ADR..............   30,546   2,157,464        3.7%
   Vodafone Group P.L.C. Sponsored ADR.......   89,953   2,448,521        4.1%
   Xstrata P.L.C.............................   44,047     697,771        1.2%
   Other Securities..........................            2,828,972        4.8%
                                                       -----------      -----
TOTAL UNITED KINGDOM.........................           12,740,162       21.6%
                                                       -----------      -----
TOTAL COMMON STOCKS..........................           58,542,168       99.1%
                                                       -----------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)............................
   Other Securities..........................              209,493        0.4%
                                                       -----------      -----

                                              SHARES/
                                               FACE
                                              AMOUNT
                                               (000)     VALUE+
                                              -------- -----------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@DFA Short Term Investment Fund...........  345,722   4,000,000        6.7%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%,
     05/01/42 & 5.000%, 01/01/39, valued at
     $1,367,956) to be repurchased at
     $1,341,146.............................. $  1,341   1,341,133        2.3%
                                                       -----------      -----
TOTAL SECURITIES LENDING COLLATERAL..........            5,341,133        9.0%
                                                       -----------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $71,444,904)........................          $64,092,794      108.5%
                                                       ===========      =====

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
   Common Stocks
      Australia..................          -- $ 3,266,599   --    $ 3,266,599
      Austria....................          --     133,087   --        133,087
      Belgium....................          --     591,380   --        591,380
      Canada..................... $ 6,962,860          --   --      6,962,860
      Denmark....................          --     881,164   --        881,164
      Finland....................          --     319,329   --        319,329
      France.....................     766,022   5,175,063   --      5,941,085
      Germany....................     622,433   4,230,680   --      4,853,113
      Greece.....................          --      50,225   --         50,225
      Hong Kong..................          --   1,189,463   --      1,189,463
      Ireland....................      32,880      31,494   --         64,374
      Israel.....................      37,762     262,760   --        300,522
      Italy......................          --     627,496   --        627,496
      Japan......................     633,120  10,331,651   --     10,964,771
      Netherlands................      91,574   1,696,672   --      1,788,246
      New Zealand................          --      53,591   --         53,591
      Norway.....................          --     600,420   --        600,420
      Portugal...................          --      44,497   --         44,497
      Singapore..................          --     566,327   --        566,327
      Spain......................          --   1,214,880   --      1,214,880
      Sweden.....................          --   1,776,951   --      1,776,951
      Switzerland................     120,353   3,491,273   --      3,611,626
      United Kingdom.............   8,486,153   4,254,009   --     12,740,162
   Preferred Stocks
      Germany....................          --     209,493   --        209,493
   Securities Lending Collateral.          --   5,341,133   --      5,341,133
                                  ----------- -----------   --    -----------
   TOTAL......................... $17,753,157 $46,339,637   --    $64,092,794
                                  =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                              --------- ----------- ---------------
COMMON STOCKS -- (89.2%)
BRAZIL -- (7.6%)
   Banco do Brasil SA........................   105,120 $ 1,121,563       0.2%
   BM&F Bovespa SA...........................   328,925   2,105,327       0.5%
   Petroleo Brasileiro SA ADR................   180,873   3,836,316       0.8%
   Vale SA Sponsored ADR.....................   188,600   3,455,152       0.8%
   Other Securities..........................            25,914,750       5.7%
                                                        -----------      ----
TOTAL BRAZIL.................................            36,433,108       8.0%
                                                        -----------      ----
CHILE -- (1.8%)
   Other Securities..........................             8,472,207       1.9%
                                                        -----------      ----
CHINA -- (14.8%)
   Bank of China, Ltd. Series H.............. 7,275,356   2,980,585       0.7%
   China Construction Bank Corp. Series H.... 7,045,990   5,291,185       1.2%
   China Life Insurance Co., Ltd. ADR........    25,703   1,135,559       0.2%
   China Mobile, Ltd. Sponsored ADR..........    80,096   4,436,517       1.0%
  #China Overseas Land & Investment, Ltd.....   446,000   1,167,037       0.3%
   CNOOC, Ltd. ADR...........................     9,690   1,991,779       0.4%
   Industrial & Commercial Bank of China,
     Ltd. Series H........................... 6,578,017   4,331,620       0.9%
   Tencent Holdings, Ltd.....................    57,500   2,026,961       0.4%
   Other Securities..........................            47,493,716      10.4%
                                                        -----------      ----
TOTAL CHINA..................................            70,854,959      15.5%
                                                        -----------      ----
COLOMBIA -- (0.9%)
  #Ecopetrol SA Sponsored ADR................    38,708   2,291,901       0.5%
   Other Securities..........................             2,151,072       0.5%
                                                        -----------      ----
TOTAL COLOMBIA...............................             4,442,973       1.0%
                                                        -----------      ----
CZECH REPUBLIC -- (0.4%)
   Other Securities..........................             1,826,603       0.4%
                                                        -----------      ----
EGYPT -- (0.1%)
   Other Securities..........................               591,009       0.1%
                                                        -----------      ----
HONG KONG -- (0.0%)
   Other Securities..........................                15,843       0.0%
                                                        -----------      ----
HUNGARY -- (0.2%)
   Other Securities..........................               929,735       0.2%
                                                        -----------      ----
INDIA -- (6.1%)
   HDFC Bank, Ltd............................   114,443   1,338,103       0.3%
   Other Securities..........................            27,941,415       6.1%
                                                        -----------      ----
TOTAL INDIA..................................            29,279,518       6.4%
                                                        -----------      ----
INDONESIA -- (3.2%)
   PT Astra International Tbk................ 1,724,500   1,439,467       0.3%
   Other Securities..........................            14,091,070       3.1%
                                                        -----------      ----
TOTAL INDONESIA..............................            15,530,537       3.4%
                                                        -----------      ----
ISRAEL -- (0.0%)
   Other Securities..........................                16,619       0.0%
                                                        -----------      ----
MALAYSIA -- (3.5%)
   CIMB Group Holdings Berhad................   514,700   1,286,320       0.3%
   Malayan Banking Berhad....................   385,424   1,140,178       0.2%
   Other Securities..........................            14,069,547       3.1%
                                                        -----------      ----
TOTAL MALAYSIA...............................            16,496,045       3.6%
                                                        -----------      ----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                              --------- ----------- ---------------
MEXICO -- (5.2%)
   Alfa S.A.B. de C.V. Series A..............   612,000 $ 1,128,279       0.3%
   America Movil S.A.B. de C.V. Series L ADR.   116,618   2,949,269       0.6%
  *Cemex S.A.B. de C.V. Sponsored ADR........   236,876   2,141,359       0.5%
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR...........................    26,897   2,437,137       0.5%
   Grupo Financiero Banorte S.A.B. de C.V.
     Series O................................   345,133   1,918,870       0.4%
   Grupo Mexico S.A.B. de C.V. Series B......   602,907   1,932,949       0.4%
   Grupo Televisa S.A.B. Sponsored ADR.......    69,419   1,568,869       0.3%
   Other Securities..........................            10,768,241       2.4%
                                                        -----------      ----
TOTAL MEXICO.................................            24,844,973       5.4%
                                                        -----------      ----
PERU -- (0.3%)
   Other Securities..........................             1,292,719       0.3%
                                                        -----------      ----
PHILIPPINES -- (1.4%)
   Other Securities..........................             6,642,405       1.4%
                                                        -----------      ----
POLAND -- (1.5%)
   KGHM Polska Miedz SA......................    22,598   1,138,825       0.3%
   Other Securities..........................             6,142,639       1.3%
                                                        -----------      ----
TOTAL POLAND.................................             7,281,464       1.6%
                                                        -----------      ----
RUSSIA -- (3.4%)
   Gazprom OAO Sponsored ADR.................   592,879   5,445,590       1.2%
   Lukoil OAO Sponsored ADR..................    42,853   2,600,677       0.6%
  *Sberbank of Russia Sponsored ADR..........   131,214   1,551,665       0.3%
   Other Securities..........................             6,480,702       1.4%
                                                        -----------      ----
TOTAL RUSSIA.................................            16,078,634       3.5%
                                                        -----------      ----
SOUTH AFRICA -- (7.6%)
   AngloGold Ashanti, Ltd. Sponsored ADR.....    47,581   1,616,802       0.3%
   FirstRand, Ltd............................   356,488   1,184,438       0.3%
   Gold Fields, Ltd. Sponsored ADR...........   129,974   1,625,975       0.4%
   Impala Platinum Holdings, Ltd.............    99,940   1,801,267       0.4%
   Naspers, Ltd. Series N....................    30,306   1,967,330       0.4%
   Sanlam, Ltd...............................   289,462   1,291,617       0.3%
   Sasol, Ltd. Sponsored ADR.................    59,683   2,531,156       0.5%
   Standard Bank Group, Ltd..................   132,915   1,641,263       0.4%
   Other Securities..........................            22,427,155       4.9%
                                                        -----------      ----
TOTAL SOUTH AFRICA...........................            36,087,003       7.9%
                                                        -----------      ----
SOUTH KOREA -- (13.4%).......................
   Hana Financial Group, Inc.................    45,640   1,327,718       0.3%
   Hyundai Mobis.............................     5,194   1,320,030       0.3%
   KB Financial Group, Inc. ADR..............    41,637   1,417,740       0.3%
   Samsung C&T Corp..........................    23,724   1,288,619       0.3%
   Samsung Electronics Co., Ltd..............     7,763   9,315,892       2.0%
   Other Securities..........................            49,206,395      10.8%
                                                        -----------      ----
TOTAL SOUTH KOREA............................            63,876,394      14.0%
                                                        -----------      ----
TAIWAN -- (12.6%)
  #China Steel Corp.......................... 1,322,210   1,135,350       0.2%
   Hon Hai Precision Industry Co., Ltd.......   703,142   2,131,953       0.5%
  #Taiwan Semiconductor Manufacturing Co.,
    Ltd...................................... 1,281,214   3,903,936       0.9%
   Other Securities..........................            53,226,777      11.6%
                                                        -----------      ----
TOTAL TAIWAN.................................            60,398,016      13.2%
                                                        -----------      ----
THAILAND -- (3.1%)
   Other Securities..........................            14,617,247       3.2%
                                                        -----------      ----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                              SHARES    VALUE++    OF NET ASSETS**
                                              ------- ------------ ---------------
TURKEY -- (2.1%)
   Turkiye Garanti Bankasi A.S............... 256,845 $  1,227,196       0.2%
   Other Securities..........................            8,590,629       1.9%
                                                      ------------      ----
TOTAL TURKEY.................................            9,817,825       2.1%
                                                      ------------      ----
TOTAL COMMON STOCKS..........................          425,825,836      93.1%
                                                      ------------      ----
PREFERRED STOCKS -- (5.4%)
BRAZIL -- (5.3%)
   Banco Bradesco SA Sponsored ADR........... 281,118    4,402,308       1.0%
   Gerdau SA Sponsored ADR................... 150,445    1,322,412       0.3%
   Itau Unibanco Holding SA ADR.............. 267,327    3,897,628       0.8%
   Petroleo Brasileiro SA ADR................ 222,060    4,558,892       1.0%
   Vale SA Sponsored ADR..................... 235,635    4,191,947       0.9%
   Other Securities..........................            6,851,652       1.5%
                                                      ------------      ----
TOTAL BRAZIL.................................           25,224,839       5.5%
                                                      ------------      ----
CHILE -- (0.1%)
   Other Securities..........................              556,551       0.1%
                                                      ------------      ----
COLOMBIA -- (0.0%)
   Other Securities..........................              133,152       0.1%
                                                      ------------      ----
MALAYSIA -- (0.0%)
   Other Securities..........................               21,234       0.0%
                                                      ------------      ----
TOTAL PREFERRED STOCKS.......................           25,935,776       5.7%
                                                      ------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..........................                  638       0.0%
                                                      ------------      ----
MALAYSIA -- (0.0%)
   Other Securities..........................                1,606       0.0%
                                                      ------------      ----
POLAND -- (0.0%)
   Other Securities..........................                  428       0.0%
                                                      ------------      ----
SOUTH AFRICA -- (0.0%)
   Other Securities..........................                2,337       0.0%
                                                      ------------      ----
SOUTH KOREA -- (0.0%)
   Other Securities..........................                  717       0.0%
                                                      ------------      ----
TAIWAN -- (0.0%)
   Other Securities..........................                  136       0.0%
                                                      ------------      ----
THAILAND -- (0.0%)
   Other Securities..........................                   --       0.0%
                                                      ------------      ----
TURKEY -- (0.0%)
   Other Securities..........................                   --       0.0%
                                                      ------------      ----
TOTAL RIGHTS/WARRANTS........................                5,862       0.0%
                                                      ------------      ----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                        SHARES/
                                         FACE
                                        AMOUNT                   PERCENTAGE
                                         (000)       VALUE+    OF NET ASSETS**
                                       ---------- ------------ ---------------
 SECURITIES LENDING COLLATERAL --
   (5.4%)
 (S)@DFA Short Term Investment Fund...  2,074,330   24,000,000        5.2%
  @Repurchase Agreement, Deutsche
   Bank Securities, Inc. 0.35%,
   11/01/12 (Collateralized by FNMA
   4.000%, 05/01/42 & 5.000%,
   01/01/39, valued at $1,724,712) to
   be repurchased at $1,690,911....... $    1,691    1,690,894        0.4%
                                                  ------------      -----
 TOTAL SECURITIES LENDING COLLATERAL..              25,690,894        5.6%
                                                  ------------      -----
 TOTAL INVESTMENTS -- (100.0%) (Cost
   $428,481,284)......................            $477,458,368      104.4%
                                                  ============      =====

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Brazil..................... $ 36,433,108           --   --    $ 36,433,108
    Chile......................    8,472,207           --   --       8,472,207
    China......................    9,738,057 $ 61,116,902   --      70,854,959
    Colombia...................    4,442,973           --   --       4,442,973
    Czech Republic.............           --    1,826,603   --       1,826,603
    Egypt......................           --      591,009   --         591,009
    Hong Kong..................           --       15,843   --          15,843
    Hungary....................           --      929,735   --         929,735
    India......................    2,669,736   26,609,782   --      29,279,518
    Indonesia..................      827,742   14,702,795   --      15,530,537
    Israel.....................           --       16,619   --          16,619
    Malaysia...................           --   16,496,045   --      16,496,045
    Mexico.....................   24,844,973           --   --      24,844,973
    Peru.......................    1,292,719           --   --       1,292,719
    Philippines................      169,943    6,472,462   --       6,642,405
    Poland.....................           --    7,281,464   --       7,281,464
    Russia.....................      548,317   15,530,317   --      16,078,634
    South Africa...............    6,535,810   29,551,193   --      36,087,003
    South Korea................    3,586,989   60,289,405   --      63,876,394
    Taiwan.....................    3,311,106   57,086,910   --      60,398,016
    Thailand...................   14,489,917      127,330   --      14,617,247
    Turkey.....................      317,015    9,500,810   --       9,817,825
 Preferred Stocks
    Brazil.....................   25,224,519          320   --      25,224,839
    Chile......................      556,551           --   --         556,551
    Colombia...................      133,152           --   --         133,152
    Malaysia...................           --       21,234   --          21,234
 Rights/Warrants
    Brazil.....................           --          638   --             638
    Malaysia...................           --        1,606   --           1,606
    Poland.....................           --          428   --             428
    South Africa...............           --        2,337   --           2,337
    South Korea................           --          717   --             717
    Taiwan.....................           --          136   --             136
    Thailand...................           --           --   --              --
    Turkey.....................           --           --   --              --
 Securities Lending Collateral.           --   25,690,894   --      25,690,894
                                ------------ ------------   --    ------------
 TOTAL......................... $143,594,834 $333,863,534   --    $477,458,368
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                 U.S.      INTERNATIONAL
                                               U.S. SOCIAL  SUSTAINABILITY SUSTAINABILITY
                                              CORE EQUITY 2     CORE 1         CORE 1
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO
                                              ------------- -------------- --------------
ASSETS:
Investments at Value (including $29,180,
  $16,475 and $15,270 of securities on loan,
  respectively).............................. $    267,822   $    194,177   $    143,806
Temporary Cash Investments at Value & Cost...          575            872             --
Collateral Received from Securities on Loan
  at Value & Cost ...........................          100            100          1,408
Affiliated Collateral Received from
  Securities on Loan at Value & Cost.........       29,873         16,804         15,000
Foreign Currencies at Value..................           --             --            223
Cash.........................................           --             --            588
Receivables:
   Investment Securities Sold................            7             50              3
   Dividends, Interest and Tax Reclaims......          261            206            460
   Securities Lending Income.................           17             10             18
   Fund Shares Sold..........................          145            136            182
Prepaid Expenses and Other Assets............            8              2              2
                                              ------------   ------------   ------------
       Total Assets..........................      298,808        212,357        161,690
                                              ------------   ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........       29,973         16,904         16,408
   Fund Shares Redeemed......................           26            206            135
   Due to Advisor............................           56             50             71
Accrued Expenses and Other Liabilities.......           19             18             21
                                              ------------   ------------   ------------
       Total Liabilities.....................       30,074         17,178         16,635
                                              ------------   ------------   ------------
NET ASSETS................................... $    268,734   $    195,179   $    145,055
                                              ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......   28,862,732     17,080,271     18,373,715
                                              ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE............................ $       9.31   $      11.43   $       7.89
                                              ============   ============   ============
Investments at Cost.......................... $    234,026   $    156,355   $    142,123
                                              ------------   ------------   ------------
Foreign Currencies at Cost................... $         --   $         --   $        222
                                              ------------   ------------   ------------
NET ASSETS CONSIST OF:
Paid-In Capital.............................. $    231,720   $    155,920   $    143,315
Undistributed Net Investment Income
  (Distributions in Excessof Net Investment
  Income)....................................          521            534            572
Accumulated Net Realized Gain (Loss).........        2,697            903           (509)
Net Unrealized Foreign Exchange Gain (Loss)..           --             --             (7)
Net Unrealized Appreciation (Depreciation)...       33,796         37,822          1,684
                                              ------------   ------------   ------------
NET ASSETS................................... $    268,734   $    195,179   $    145,055
                                              ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED..............  300,000,000    300,000,000    300,000,000
                                              ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                          DFA       EMERGING
                                                     INTERNATIONAL   MARKETS
                                                       VALUE EX      SOCIAL
                                                        TOBACCO    CORE EQUITY
                                                       PORTFOLIO   PORTFOLIO*
                                                     ------------- ------------
 ASSETS:
 Investments at Value (including $5,099 and $28,957
   of securities on loan,respectively).............. $     58,752  $    451,767
 Collateral Received from Securities on Loan at
   Value & Cost.....................................        1,341         1,691
 Affilated Collateral Received from Securities on
   Loan at Value & Cost.............................        4,000        24,000
 Foreign Currencies at Value........................          187         1,945
 Cash...............................................            9         3,477
 Receivables:
    Investment Securities Sold......................            5           215
    Dividends and Tax Reclaims......................          163           531
    Securities Lending Income.......................            7            76
    Fund Shares Sold................................           --            66
 Prepaid Expenses and Other Assets..................            3             5
                                                     ------------  ------------
        Total Assets................................       64,467       483,773
                                                     ------------  ------------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned................        5,341        25,691
    Investment Securities Purchased.................           --           431
    Fund Shares Redeemed............................           --            10
    Due to Advisor..................................           26           209
 Accrued Expenses and Other Liabilities.............            8           121
                                                     ------------  ------------
    Total Liabilities...............................        5,375        26,462
                                                     ------------  ------------
 NET ASSETS......................................... $     59,092  $    457,311
                                                     ============  ============
 SHARES OUTSTANDING, $0.01 PAR VALUE (1)............    7,554,368    36,449,104
                                                     ============  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE............................................ $       7.82  $      12.55
                                                     ============  ============
 Investments at Cost................................ $     66,104  $    402,790
                                                     ------------  ------------
 Foreign Currencies at Cost......................... $        188  $      1,928
                                                     ------------  ------------
 NET ASSETS CONSIST OF:
 Paid-In Capital.................................... $     66,891  $    393,179
 Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income)..............          304         1,303
 Accumulated Net Realized Gain (Loss)...............         (747)       13,835
 Net Unrealized Foreign Exchange Gain (Loss)........           (3)           --
 Net Unrealized Appreciation (Depreciation).........       (7,353)       48,994
                                                     ------------  ------------
 NET ASSETS......................................... $     59,092  $    457,311
                                                     ============  ============
 (1) NUMBER OF SHARES AUTHORIZED....................  300,000,000   500,000,000
                                                     ============  ============
--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                                                     U.S.      INTERNATIONAL
                                                                                   U.S. SOCIAL  SUSTAINABILITY SUSTAINABILITY
                                                                                  CORE EQUITY 2     CORE 1         CORE 1
                                                                                    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                                  ------------- -------------- --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0 and $355, respectively)....    $ 3,942       $ 3,347         $4,256
   Interest......................................................................          3             2             --
   Income from Securities Lending................................................        209           125            237
                                                                                     -------       -------         ------
          Total Investment Income................................................      4,154         3,474          4,493
                                                                                     -------       -------         ------
EXPENSES
   Investment Advisory Services Fees.............................................        538           504            535
   Accounting & Transfer Agent Fees..............................................         42            38             38
   Custodian Fees................................................................         24            21             99
   Filing Fees...................................................................         30            22             22
   Shareholders' Reports.........................................................          7            10              7
   Directors'/Trustees' Fees & Expenses..........................................          2             2              1
   Professional Fees.............................................................          5             4              4
   Other.........................................................................         70             1              9
                                                                                     -------       -------         ------
          Total Expenses.........................................................        718           602            715
                                                                                     -------       -------         ------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
     Advisor (Note C)............................................................         --            41             11
   Fees Paid Indirectly..........................................................         --            --             (1)
                                                                                     -------       -------         ------
   Net Expenses..................................................................        718           643            725
                                                                                     -------       -------         ------
   NET INVESTMENT INCOME (LOSS)..................................................      3,436         2,831          3,768
                                                                                     -------       -------         ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment Securities................          2             7             --
   Net Realized Gain (Loss) on:..................................................
       Investment Securities Sold................................................      4,240         2,121           (454)
       Foreign Currency Transactions.............................................         --            --            (33)
   Change in Unrealized Appreciation (Depreciation) of:..........................
       Investment Securities and Foreign Currency................................     20,636        18,572          4,845
       Translation of Foreign Currency Denominated Amounts.......................         --            --             (7)
                                                                                     -------       -------         ------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................................     24,878        20,700          4,351
                                                                                     -------       -------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTINGFROM OPERATIONS...................    $28,314       $23,531         $8,119
                                                                                     =======       =======         ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                           DFA       EMERGING
                                                      INTERNATIONAL   MARKETS
                                                        VALUE EX      SOCIAL
                                                         TOBACCO    CORE EQUITY
                                                        PORTFOLIO    PORTFOLIO
                                                      ------------- -----------
 INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of
      $173 and $1,276, respectively).................    $2,128      $  9,625
    Income from Securities Lending...................       111           686
                                                         ------      --------
           Total Investment Income...................     2,239        10,311
                                                         ------      --------
 EXPENSES
    Investment Advisory Services Fees................       250         2,119
    Accounting & Transfer Agent Fees.................        31            66
    Custodian Fees...................................        33           508
    Filing Fees......................................        18            29
    Shareholders' Reports............................         2            14
    Directors'/Trustees' Fees & Expenses.............        --             3
    Professional Fees................................         1           109
    Other............................................        11            52
                                                         ------      --------
           Total Expenses............................       346         2,900
                                                         ------      --------
    Fees Waived, Expenses Reimbursed, and/or
      Previously Waived Fees Recovered by
      Advisor (Note C)...............................       (13)           --
    Fees Paid Indirectly.............................        --           (10)
                                                         ------      --------
    Net Expenses.....................................       333         2,890
                                                         ------      --------
    NET INVESTMENT INCOME (LOSS).....................     1,906         7,421
                                                         ------      --------
 REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
        Investment Securities Sold...................      (156)       17,087
        Futures......................................        --           899
        Foreign Currency Transactions................       (11)          139**
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency...................................       (48)      (11,796)
        Translation of Foreign Currency
          Denominated Amounts........................        (6)           (2)
                                                         ------      --------
    NET REALIZED AND UNREALIZED GAIN (LOSS)..........      (221)        6,327
                                                         ------      --------
 Net Increase (Decrease) in Net Assets Resulting
   from OPERATIONS...................................    $1,685      $ 13,748
                                                         ======      ========
--------
**Net of foreign capital gain taxes withheld of $22.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                              INTERNATIONAL
                                                                    U.S. SOCIAL CORE   U.S. SUSTAINABILITY   SUSTAINABILITY
                                                                   EQUITY 2 PORTFOLIO   CORE 1 PORTFOLIO    CORE 1 PORTFOLIO
                                                                   ------------------  ------------------  ------------------
                                                                     YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                                                    ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                                                   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                     2012      2011      2012      2011      2012      2011
                                                                   --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................................... $  3,436  $  2,103  $  2,831  $  1,979  $  3,768  $  3,099
   Capital Gain Distributions Received from Investment
     Securities...................................................        2        --         7        --        --        --
   Net Realized Gain (Loss) on:...................................
       Investment Securities Sold.................................    4,240     2,001     2,121     2,448      (454)    1,589
       Futures....................................................       --         6        --        --        --        --
       Foreign Currency Transactions..............................       --        --        --        --       (33)        5
   Change in Unrealized Appreciation (Depreciation) of:...........
       Investment Securities and Foreign Currency.................   20,636     2,319    18,572     5,681     4,845   (11,177)
       Translation of Foreign Currency Denominated
         Amounts..................................................       --        --        --        --        (7)       (8)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................   28,314     6,429    23,531    10,108     8,119    (6,492)
                                                                   --------  --------  --------  --------  --------  --------
Distributions From:
   Net Investment Income..........................................   (3,153)   (1,947)   (2,611)   (1,894)   (3,515)   (3,047)
   Net Long-Term Gains............................................       --        --        --        --       (91)       --
                                                                   --------  --------  --------  --------  --------  --------
          Total Distributions.....................................   (3,153)   (1,947)   (2,611)   (1,894)   (3,606)   (3,047)
                                                                   --------  --------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued..................................................   85,163    79,803    55,219    39,787    53,520    45,694
   Shares Issued in Lieu of Cash Distributions....................    2,308     1,320     2,428     1,872     3,567     3,016
   Shares Redeemed................................................  (33,070)  (17,314)  (31,454)  (29,204)  (32,992)  (29,269)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................   54,401    63,809    26,193    12,455    24,095    19,441
                                                                   --------  --------  --------  --------  --------  --------
          Total Increase (Decrease) in Net Assets.................   79,562    68,291    47,113    20,669    28,608     9,902
Net Assets
   Beginning of Period............................................  189,172   120,881   148,066   127,397   116,447   106,545
                                                                   --------  --------  --------  --------  --------  --------
   End of Period.................................................. $268,734  $189,172  $195,179  $148,066  $145,055  $116,447
                                                                   ========  ========  ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................................    9,558     9,133     5,110     3,925     7,215     5,560
   Shares Issued in Lieu of Cash Distributions....................      266       157       229       184       494       353
   Shares Redeemed................................................   (3,697)   (2,001)   (2,877)   (2,809)   (4,409)   (3,536)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................    6,127     7,289     2,462     1,300     3,300     2,377
                                                                   ========  ========  ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)................................ $    521  $    377  $    534  $    314  $    572  $    430

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                          DFA
                                                                                     INTERNATIONAL              EMERGING
                                                                                        VALUE EX                MARKETS
                                                                                        TOBACCO               SOCIAL CORE
                                                                                       PORTFOLIO            EQUITY PORTFOLIO
                                                                                   -----------------    ---------------------
                                                                                     YEAR     YEAR         YEAR         YEAR
                                                                                    ENDED    ENDED        ENDED        ENDED
                                                                                   OCT. 31, OCT. 31,     OCT. 31,     OCT. 31,
                                                                                     2012     2011         2012         2011
                                                                                   -------- --------    ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................................................... $ 1,906  $  1,788    $   7,421   $  12,884
   Net Realized Gain (Loss) on:
       Investment Securities Sold.................................................    (156)    1,387       17,087      14,096
       Futures....................................................................      --        --          899      (1,413)
       Foreign Currency Transactions..............................................     (11)        9          139**      (967)**
       In-Kind Redemptions........................................................      --        --           --      34,384*
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................................     (48)   (7,898)     (11,796)   (136,467)
       Translation of Foreign Currency Denominated Amounts........................      (6)       (4)          (2)         (6)
   Change in Deferred Thailand Capital Gains Tax..................................      --        --           --         837
                                                                                   -------  --------    ---------   ---------
          Net Increase (Decrease) in Net Assets Resulting from Operations.........   1,685    (4,718)      13,748     (76,652)
                                                                                   -------  --------    ---------   ---------
Distributions From:
   Net Investment Income..........................................................  (1,801)   (1,765)      (6,452)    (11,844)
   Net Long-Term Gains............................................................      --        --           --     (25,188)
                                                                                   -------  --------    ---------   ---------
          Total Distributions.....................................................  (1,801)   (1,765)      (6,452)    (37,032)
                                                                                   -------  --------    ---------   ---------
Capital Share Transactions (1):
   Shares Issued..................................................................   4,480        --      247,124     179,278
   Shares Issued in Lieu of Cash Distributions....................................   1,801     1,765        5,995      36,082
   Shares Redeemed................................................................      --    (7,000)    (238,669)   (281,846)
                                                                                   -------  --------    ---------   ---------
          Net Increase (Decrease) from Capital Share Transactions.................   6,281    (5,235)      14,450     (66,486)
                                                                                   -------  --------    ---------   ---------
          Total Increase (Decrease) in Net Assets.................................   6,165   (11,718)      21,746    (180,170)
NET ASSETS
   Beginning of Period............................................................  52,927    64,645      435,565     615,735
                                                                                   -------  --------    ---------   ---------
   End of Period.................................................................. $59,092  $ 52,927    $ 457,311   $ 435,565
                                                                                   =======  ========    =========   =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................................................     598        --       20,152      12,772
   Shares Issued in Lieu of Cash Distributions....................................     251       200          513       2,570
   Shares Redeemed................................................................      --      (782)     (19,550)    (21,612)
                                                                                   -------  --------    ---------   ---------
          Net Increase (Decrease) from Shares Issued and Redeemed.................     849      (582)       1,115      (6,270)
                                                                                   =======  ========    =========   =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)                                                                          $   304  $    211    $   1,303   $     449

--------
*  See Note K in the Notes to Financial Statements.
** Net of foreign capital gain taxes withheld of $22 and $349, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                                   -----------------------------------------------------------
                                                                                           PERIOD
                                                                             PERIOD       OCT. 1,
                                     YEAR      YEAR      YEAR      YEAR     DEC. 1,       2007(a)
                                    ENDED     ENDED     ENDED     ENDED     2007 TO          TO
                                   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,      NOV. 30,
                                     2012      2011      2010      2009       2008          2007
                                   --------  --------  --------  -------- --------     --------
Net Asset Value, Beginning of
  Period.......................... $   8.32  $   7.83  $   6.57  $  6.12  $  9.33      $ 10.00
                                   --------  --------  --------  -------  -------      -------
Income from Investment
  Operations
   Net Investment Income
     (Loss)(A)....................     0.14      0.11      0.10     0.10     0.12         0.02
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................     0.98      0.48      1.25     0.46    (3.21)       (0.69)
                                   --------  --------  --------  -------  -------      -------
       Total from Investment
         Operations...............     1.12      0.59      1.35     0.56    (3.09)       (0.67)
                                   --------  --------  --------  -------  -------      -------
Less Distributions
   Net Investment Income..........    (0.13)    (0.10)    (0.09)   (0.11)   (0.12)          --
                                   --------  --------  --------  -------  -------      -------
       Total Distributions........    (0.13)    (0.10)    (0.09)   (0.11)   (0.12)          --
                                   --------  --------  --------  -------  -------      -------
Net Asset Value, End of Period.... $   9.31  $   8.32  $   7.83  $  6.57  $  6.12      $  9.33
                                   ========  ========  ========  =======  =======      =======
Total Return......................    13.63%     7.57%    20.75%    9.49%  (33.48)%(C)   (6.70)%(C)
                                   --------  --------  --------  -------  -------      -------
Net Assets, End of Period
  (thousands)..................... $268,734  $189,172  $120,881  $76,815  $30,363      $35,489
Ratio of Expenses to Average
  Net Assets......................     0.33%     0.35%     0.33%    0.41%    0.49%(B)     0.53%(B)(D)
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and
  Fees Paid Indirectly)...........     0.33%     0.35%     0.33%    0.41%    0.49%(B)     0.53%(B)(D)
Ratio of Net Investment
  Income to Average Net Assets....     1.60%     1.28%     1.32%    1.62%    1.56%(B)     1.55%(B)(D)
Portfolio Turnover Rate...........       13%       12%       13%       8%       7%(C)        0%(C)

                                                                       U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                                                              -----------------------------------------------
                                                                                                        PERIOD
                                                                                                       MARCH 12,
                                                                YEAR      YEAR      YEAR      YEAR      2008(a)
                                                               ENDED     ENDED     ENDED     ENDED        TO
                                                              OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,
                                                                2012      2011      2010      2009       2008
                                                              --------  --------  --------  -------- ---------
Net Asset Value, Beginning of Period......................... $  10.13  $   9.57  $   8.15  $  7.39   $ 10.00
                                                              --------  --------  --------  -------   -------
Income from Investment Operations
   Net Investment Income (Loss)(A)...........................     0.18      0.14      0.13     0.14      0.10
   Net Gains (Losses) on Securities (Realizedand Unrealized).     1.29      0.56      1.42     0.77     (2.64)
                                                              --------  --------  --------  -------   -------
       Total from Investment Operations......................     1.47      0.70      1.55     0.91     (2.54)
                                                              --------  --------  --------  -------   -------
Less Distributions
   Net Investment Income.....................................    (0.17)    (0.14)    (0.13)   (0.15)    (0.07)
                                                              --------  --------  --------  -------   -------
       Total Distributions...................................    (0.17)    (0.14)    (0.13)   (0.15)    (0.07)
                                                              --------  --------  --------  -------   -------
Net Asset Value, End of Period............................... $  11.43  $  10.13  $   9.57  $  8.15   $  7.39
                                                              ========  ========  ========  =======   =======
Total Return.................................................    14.60%     7.31%    19.15%   12.69%   (25.62)%(C)
                                                              --------  --------  --------  -------   -------
Net Assets, End of Period (thousands)........................ $195,179  $148,066  $127,397  $85,299   $51,194
Ratio of Expenses to Average Net Assets......................     0.37%     0.37%     0.37%    0.37%     0.37%(B)(D)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid Indirectly).....................     0.35%     0.35%     0.37%    0.47%     0.61%(B)(D)
Ratio of Net Investment Income to Average Net Assets.........     1.63%     1.39%     1.46%    1.97%     1.74%(B)(D)
Portfolio Turnover Rate......................................        9%       14%        6%      18%       12%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            ------------------------------------------------
                                                                        PERIOD
                              YEAR       YEAR      YEAR      YEAR     MARCH 12,
                             ENDED      ENDED     ENDED     ENDED     2008(a) TO
                            OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                              2012       2011      2010      2009        2008
                            --------  --------   --------  -------- ----------
Net Asset Value,
  Beginning of
  Period................... $   7.73  $   8.39   $   7.70  $  6.00   $ 10.00
                            --------  --------   --------  -------   -------
Income from
  Investment
  Operations
   Net Investment
     Income
     (Loss)(A).............     0.23      0.23       0.17     0.16      0.17
   Net Gains
     (Losses) on
     Securities
     (Realized and
     Unrealized)...........     0.15     (0.66)      0.68     1.70     (4.03)
                            --------  --------   --------  -------   -------
       Total from
         Investment
         Operations........     0.38     (0.43)      0.85     1.86     (3.86)
                            --------  --------   --------  -------   -------
Less Distributions
   Net Investment
     Income................    (0.21)    (0.23)     (0.16)   (0.16)    (0.14)
   Net Realized
     Gains.................    (0.01)       --         --       --        --
                            --------  --------   --------  -------   -------
       Total
         Distributions.....    (0.22)    (0.23)     (0.16)   (0.16)    (0.14)
                            --------  --------   --------  -------   -------
Net Asset Value, End
  of Period................ $   7.89  $   7.73   $   8.39  $  7.70   $  6.00
                            ========  ========   ========  =======   =======
Total Return...............     5.18%    (5.41)%    11.29%   31.56%   (39.13)%(C)
                            --------  --------   --------  -------   -------
Net Assets, End of
  Period
  (thousands).............. $145,055  $116,447   $106,545  $74,124   $37,655
Ratio of Expenses to
  Average Net
  Assets...................     0.57%     0.57%      0.57%    0.57%     0.57%(B)(D)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers
  and Assumption of
  Expenses and/or
  Recovery of
  Previously Waived
  Fees and Fees Paid
  Indirectly)..............     0.56%     0.54%      0.55%    0.66%     1.00%(B)(D)
Ratio of Net
  Investment Income
  to Average Net
  Assets...................     2.96%     2.66%      2.15%    2.57%     3.18%(B)(D)
Portfolio Turnover
  Rate.....................       11%       13%         7%       7%        2%(C)

                               DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            --------------------------------------------
                                                                     PERIOD
                              YEAR     YEAR      YEAR     YEAR      JUNE 30,
                             ENDED    ENDED     ENDED    ENDED      2008(a)
                            OCT. 31, OCT. 31,  OCT. 31, OCT. 31,    TO OCT.
                              2012     2011      2010     2009      31, 2008
                            -------- --------  -------- -------- --------
Net Asset Value,
  Beginning of
  Period................... $  7.89  $  8.87   $  8.22  $  6.33  $ 10.00
                            -------  -------   -------  -------  -------
Income from
  Investment
  Operations
   Net Investment
     Income
     (Loss)(A).............    0.26     0.27      0.19     0.20     0.08
   Net Gains
     (Losses) on
     Securities
     (Realized and
     Unrealized)...........   (0.08)   (0.99)     0.64     1.90    (3.72)
                            -------  -------   -------  -------  -------
       Total from
         Investment
         Operations........    0.18    (0.72)     0.83     2.10    (3.64)
                            -------  -------   -------  -------  -------
Less Distributions
   Net Investment
     Income................   (0.25)   (0.26)    (0.18)   (0.21)   (0.03)
   Net Realized
     Gains.................      --       --        --       --       --
                            -------  -------   -------  -------  -------
       Total
         Distributions.....   (0.25)   (0.26)    (0.18)   (0.21)   (0.03)
                            -------  -------   -------  -------  -------
Net Asset Value, End
  of Period................ $  7.82  $  7.89   $  8.87  $  8.22  $  6.33
                            =======  =======   =======  =======  =======
Total Return...............    2.61%   (8.37)%   10.49%   33.74%  (36.47)%(C)
                            -------  -------   -------  -------  -------
Net Assets, End of
  Period
  (thousands).............. $59,092  $52,927   $64,645  $49,627  $31,792
Ratio of Expenses to
  Average Net
  Assets...................    0.60%    0.60%     0.60%    0.60%    0.60%(B)(D)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers
  and Assumption of
  Expenses and/or
  Recovery of
  Previously Waived
  Fees and Fees Paid
  Indirectly)..............    0.62%    0.61%     0.62%    0.70%    0.66%(B)(D)
Ratio of Net
  Investment Income
  to Average Net
  Assets...................    3.43%    2.99%     2.30%    2.98%    2.18%(B)(D)
Portfolio Turnover
  Rate.....................      16%      21%       23%      32%       1%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                                                            ---------------------------------------------------------------
                                                                                                        PERIOD
                                                              YEAR       YEAR      YEAR      YEAR      DEC. 1,       YEAR
                                                             ENDED      ENDED     ENDED     ENDED      2007 TO      ENDED
                                                            OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,    NOV. 30,
                                                              2012       2011      2010      2009        2008        2007
                                                            --------  --------   --------  --------  --------      --------
Net Asset Value, Beginning of Period....................... $  12.33  $  14.80   $  11.51  $   6.92  $  16.27      $  11.46
                                                            --------  --------   --------  --------  --------      --------
Income from Investment Operations
   Net Investment Income (Loss)(A).........................     0.24      0.28       0.20      0.18      0.30          0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...........................................     0.17     (1.85)      3.29      4.59     (8.28)         4.74
                                                            --------  --------   --------  --------  --------      --------
       Total from Investment Operations....................     0.41     (1.57)      3.49      4.77     (7.98)         5.02
                                                            --------  --------   --------  --------  --------      --------
Less Distributions
   Net Investment Income...................................    (0.19)    (0.30)     (0.20)    (0.18)    (0.32)        (0.21)
   Net Realized Gains......................................       --     (0.60)        --        --     (1.05)           --
                                                            --------  --------   --------  --------  --------      --------
       Total Distributions.................................    (0.19)    (0.90)     (0.20)    (0.18)    (1.37)        (0.21)
                                                            --------  --------   --------  --------  --------      --------
Net Asset Value, End of Period............................. $  12.55  $  12.33   $  14.80  $  11.51  $   6.92      $  16.27
                                                            ========  ========   ========  ========  ========      ========
Total Return...............................................     3.41%   (11.29)%    30.63%    69.84%   (53.24)%(C)    44.12%
                                                            --------  --------   --------  --------  --------      --------
Net Assets, End of Period (thousands)...................... $457,311  $435,565   $615,735  $460,705  $215,101      $482,671
Ratio of Expenses to Average Net Assets....................     0.75%     0.70%      0.67%     0.70%     0.66%(B)      0.66%
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Assumption of Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)....................     0.75%     0.71%      0.67%     0.70%     0.66%(B)      0.66%
Ratio of Net Investment Income to Average Net Assets.......     1.92%     1.99%      1.57%     2.10%     2.54%(B)      2.02%
Portfolio Turnover Rate....................................       44%       28%        14%        4%       13%(C)        12%
                                                            --------  --------   --------  --------  --------      --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers sixty-seven operational portfolios, five of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining sixty-two portfolios are presented in separate reports.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, DFAInternational Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese Securities Markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors/Trustees Fees and Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Social Core Equity 2 Portfolio........... 0.25%
              U.S. Sustainability Core 1 Portfolio.......... 0.29%
              International Sustainability Core 1 Portfolio. 0.42% DFA International Value ex Tobacco Portfolio.. 0.45% Emerging Markets Social Core Equity Portfolio. 0.55%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of its advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                   PREVIOUSLY
                                                   RECOVERY       WAIVED FEES/
                                     EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                    LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
                                      AMOUNT   EXPENSES ASSUMED     RECOVERY
                                    ---------- ---------------- -----------------
U.S. Social Core Equity 2
  Portfolio (1)....................    0.60%          --                --
U.S. Sustainability Core 1
  Portfolio (2)....................    0.37%         $41               $ 5
International Sustainability Core
  1 Portfolio (2)..................    0.57%          12                13
DFA International Value ex Tobacco
  Portfolio (3)....................    0.60%          --                34
Emerging Markets Social Core
  Equity Portfolio (2).............    0.85%          --                --

(1)The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce U.S. Social Core Equity 2 Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that the Portfolio Expenses do not exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio and Emerging Markets Social Core Equity Portfolio (excluding the expenses that a Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses for each such Portfolio to the rates listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.

(3)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume DFA International Value ex Tobacco Portfolio's expenses (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                          FESS PAID
                                                          INDIRECTLY
                                                          ----------
           International Sustainability Core 1 Portfolio.    $ 1
           DFA International Value ex Tobacco Portfolio..     --
           Emerging Markets Social Core Equity Portfolio.     10

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               U.S. Social Core Equity 2 Portfolio........... $ 3
               U.S. Sustainability Core 1 Portfolio..........   3
               International Sustainability Core 1 Portfolio.   2
               DFA International Value ex Tobacco Portfolio..   2
               Emerging Markets Social Core Equity Portfolio.  14

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
       U.S. Social Core Equity 2 Portfolio........... $ 81,119  $ 27,600
       U.S. Sustainability Core 1 Portfolio..........   40,679    15,856
       International Sustainability Core 1 Portfolio.   37,615    13,931
       DFA International Value ex Tobacco Portfolio..   15,030     8,638
       Emerging Markets Social Core Equity Portfolio.  180,175   167,515

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/(losses), non-deductible expenses, realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
U.S. Social Core Equity 2
  Portfolio......................     $  254          $(139)        $  (115)
U.S. Sustainability Core 1
  Portfolio......................         --             --              --
International Sustainability
  Core 1 Portfolio...............        104           (126)             22
DFA International Value ex
  Tobacco Portfolio..............         --            (12)             12
Emerging Markets Social Core
  Equity Portfolio...............      4,335           (115)         (4,220)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                           NET INVESTMENT
                                             INCOME AND
                                             SHORT-TERM     LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                           -------------- ------------- -------
U.S. Social Core Equity 2 Portfolio
2011......................................    $ 1,947             --    $ 1,947
2012......................................      3,292        $   115      3,407
U.S. Sustainability Core 1 Portfolio
2011......................................      1,894             --      1,894
2012......................................      2,611             --      2,611
International Sustainability Core 1
  Portfolio
2011......................................      3,306              8      3,314
2012......................................      3,619             91      3,710
DFA International Value ex Tobacco
  Portfolio
2011......................................      1,765             --      1,765
2012......................................      1,801             --      1,801
Emerging Markets Social Core Equity
  Portfolio
2011......................................     13,078         37,649     50,727
2012......................................      7,239          3,548     10,787

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                   INCOME
                                               AND SHORT-TERM   LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS TOTAL
                                               -------------- ------------- ------
U.S. Social Core Equity 2 Portfolio...........      $139         $  115     $  254
International Sustainability Core 1 Portfolio.       104             --        104
Emerging Markets Social Core Equity Portfolio.       787          3,548      4,335

   At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                               TOTAL NET
                        NET INVESTMENT                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                          SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD     LOSS)
                        -------------- ------------- ------------ -------------
U.S. Social Core
  Equity 2 Portfolio...     $  545        $ 2,723          --        $ 3,268
U.S. Sustainability
  Core 1 Portfolio.....        550            905          --          1,455
International
  Sustainability Core
  1 Portfolio..........        586             --       $ (55)           531
DFA International
  Value ex Tobacco
  Portfolio............        323             --        (645)          (322)
Emerging Markets
  Social Core Equity
  Portfolio............      1,495         14,105          --         15,600

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

                                                 EXPIRES ON
                                                 OCTOBER 31,
                                                 -----------
                                                    2017     UNLIMITED TOTAL
                                                 ----------- --------- -----
   International Sustainability Core 1 Portfolio      --       $ 55    $ 55
   DFA International Value ex Tobacco Portfolio.    $490        155     645

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized gains for federal income tax purposes (amount in thousands):

                  U.S. Social Core Equity 2 Portfolio.. $1,398
                  U.S. Sustainability Core 1 Portfolio.  1,224

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                            FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                            TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                            -------- ------------ -------------- --------------
 U.S. Social Core Equity 2
   Portfolio............... $264,622   $48,485       $(14,737)      $33,748
 U.S. Sustainability Core
   1 Portfolio.............  174,145    46,572         (8,764)       37,808
 International
   Sustainability Core 1
   Portfolio...............  158,997    20,729        (19,512)        1,217
 DFA International Value
   ex Tobacco Portfolio....   71,565     4,226        (11,698)       (7,472)
 Emerging Markets Social
   Core Equity Portfolio...  428,929    92,379        (43,850)       48,529

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Emerging Markets Social Core Equity Portfolio's location and value of derivative instrument holdings on the Emerging Markets Social Core Equity Portfolio's Statements of Operations categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

                                  LOCATION ON THE STATEMENTS        EQUITY
                                        OF OPERATIONS              CONTRACTS
                             ------------------------------------- ---------
   Emerging Markets Social
     Core Equity Portfolio*. Net Realized Gain (Loss) on: Futures    $899

* As of October 31, 2012, there were no futures contracts outstanding. During the year ended October 31, 2012, the Portfolio had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                  AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                               INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                               ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio...........     0.87%        $  816         52        $ 1        $ 4,712
U.S. Sustainability Core 1 Portfolio..........     0.91%         1,150          8         --          1,711
International Sustainability Core 1 Portfolio.     0.86%         1,822         30          1          4,691
DFA International Value ex Tobacco Portfolio..     0.87%            17         22         --             70
Emerging Markets Social Core Equity Portfolio.     0.86%         3,027         16          1         20,361

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

I. SECURITIES LENDING:

   As of October 31, 2012, the Portfolios had securities on loan to brokers/dealers, for which they received cash collateral. In addition, Emerging Markets Social Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $5,927 (in thousands). The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, a Portfolio may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, Emerging Markets Social Core Equity Portfolio realized net gains of in-kind redemptions in the amount of $34,384 (amount in thousands).

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU
No. 2011-11 may have on the financial statements.

M. OTHER:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           APPROXIMATE
                                                            PERCENTAGE
                                              NUMBER OF   OF OUTSTANDING
                                             SHAREHOLDERS     SHARES
                                             ------------ --------------
       U.S. Social Core Equity 2 Portfolio..      4             68%
       U.S. Sustainability Core 1 Portfolio.      3             89%

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
   International Sustainability Core 1 Portfolio.      3             96%
   DFA International Value ex Tobacco Portfolio..      3             98%
   Emerging Markets Social Core Equity Portfolio.      2             36%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, and Emerging Markets Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

                                                                          PRINCIPAL
                                                                        OCCUPATION(S)
NAME,                                                                DURING PAST 5 YEARS
POSITION                                                                     AND
WITH THE                                                             OTHER DIRECTORSHIPS
FUND,                                    PORTFOLIOS WITHIN THE               OF
ADDRESS AND    TERM OF OFFICE/1/AND       DFA FUND COMPLEX/2/         PUBLIC COMPANIES
AGE              LENGTH OF SERVICE              OVERSEEN                    HELD
-----------    -------------------   ------------------------------- -------------------
                        DISINTERESTED TRUSTEES/DIRECTORS
               ---------------------------------------------------

George M.       Since Inception      100 portfolios in 4             Leo Melamed
Constantinides                       investment companies            Professor of
Director of                                                          Finance,
DFAIDG and                                                           The University of
DIG.                                                                 Chicago Booth
Trustee of                                                           School of Business.
DFAITC and
DEM. The
University
of Chicago
Booth
School of
Business
5807 S.
Woodlawn
Avenue
Chicago, IL
60637
Age: 64

John P.         Since Inception      100 portfolios in 4             Steven G. Rothmeier
Gould                                investment companies            Distinguished
Director of                                                          Service Professor
DFAIDG and                                                           of Economics, The
DIG.                                                                 University of
Trustee of                                                           Chicago Booth
DFAITC and                                                           School of Business
DEM. The                                                             (since 1965).
University                                                           Member and Chair,
of Chicago                                                           Competitive Markets
Booth                                                                Advisory Committee,
School of                                                            Chicago Mercantile
Business                                                             Exchange (futures
5807 S.                                                              trading exchange)
Woodlawn                                                             (since 2004).
Avenue                                                               Formerly, Director
Chicago, IL                                                          of UNext, Inc.
60637                                                                (1999-2006).
Age: 73                                                              Trustee, Harbor
                                                                     Fund (registered
                                                                     investment company)
                                                                     (30 Portfolios)
                                                                     (since 1994).
                                                                     Formerly, Member of
                                                                     the Board of
                                                                     Milwaukee Mutal
                                                                     Insurance Company
                                                                     (1997-2010).

Roger G.        Since Inception      100 portfolios in 4 investment  Professor in
Ibbotson                             companies                       Practice of
Director of                                                          Finance, Yale
DFAIDG and                                                           School of
DIG.                                                                 Management (since
Trustee of                                                           1984). Chairman,
DFAITC and                                                           CIO and Partner,
DEM. Yale                                                            Zebra Capital
School of                                                            Management, LLC
Management                                                           (hedge fund
P.O. Box                                                             manager) (since
208200 New                                                           2001). Consultant
Haven, CT                                                            to Morningstar,
06520-8200                                                           Inc. (since 2006).
Age: 68                                                              Formerly, Chairman,
                                                                     Ibbotson
                                                                     Associates, Inc.,
                                                                     Chicago, IL
                                                                     (software data
                                                                     publishing and
                                                                     consulting)
                                                                     (1977-2006).
                                                                     Formerly, Director,
                                                                     BIRR Portfolio
                                                                     Analysis, Inc.
                                                                     (software products)
                                                                     (1990-2010).

                                                                PRINCIPAL
                                                              OCCUPATION(S)
 NAME,                                                     DURING PAST 5 YEARS
 POSITION                                                          AND
 WITH THE                                                  OTHER DIRECTORSHIPS
 FUND,                              PORTFOLIOS WITHIN THE          OF
 ADDRESS AND  TERM OF OFFICE/1/AND  DFA FUND COMPLEX/2/     PUBLIC COMPANIES
 AGE            LENGTH OF SERVICE         OVERSEEN                HELD
 -----------  -------------------   ---------------------  -------------------

 Edward P.     Since 2010           100 portfolios in 4    Morris Arnold Cox
 Lazear                             investment companies   Senior Fellow,
 Director of                                               Hoover Institution
 DFAIDG and                                                (since 2002). Jack
 DIG.                                                      Steele Parker
 Trustee of                                                Professor of Human
 DFAITC and                                                Resources
 DEM.                                                      Management and
 Stanford                                                  Economics, Graduate
 University                                                School of Business,
 Graduate                                                  Stanford University
 School of                                                 (since 1995).
 Business                                                  Cornerstone
 518                                                       Research (expert
 Memorial                                                  testimony and
 Way                                                       economic and
 Stanford,                                                 financial analysis)
 CA                                                        (since 2009).
 94305-5015                                                Formerly, Chairman
 Age: 64                                                   of the President
                                                           George W. Bush's
                                                           Council of Economic
                                                           Advisers
                                                           (2006-2009).
                                                           Formerly, Council
                                                           of Economic
                                                           Advisors, State of
                                                           California
                                                           (2005-2006).
                                                           Formerly,
                                                           Commissioner, White
                                                           House Panel on Tax
                                                           Reform (2005).

 Myron S.      Since Inception      100 portfolios in 4    Frank E. Buck
 Scholes                            investment companies   Professor Emeritus
 Director of                                               of Finance,
 DFAIDG and                                                Stanford University
 DIG.                                                      (since 1981).
 Trustee of                                                Formerly, Chairman,
 DFAITC and                                                Platinum Grove
 DEM.                                                      Asset Management,
 c/o                                                       L.P. (hedge fund)
 Dimensional                                               (formerly, Oak Hill
 Fund                                                      Platinum Partners)
 Advisors,                                                 (1999-2009).
 LP 6300 Bee                                               Formerly, Managing
 Cave Road                                                 Partner, Oak Hill
 Building 1                                                Capital Management
 Austin, TX                                                (private equity
 78746                                                     firm) (until 2004).
 Age: 70                                                   Director, American
                                                           Century Fund
                                                           Complex (registered
                                                           investment
                                                           companies) (40
                                                           Portfolios) (since
                                                           1980). Formerly,
                                                           Director, Chicago
                                                           Mercantile Exchange
                                                           (2001-2008).

 Abbie J.      Since 2000           100 portfolios in 4    Boris and Irene
 Smith                              investment companies   Stern Distinguished
 Director of                                               Service Professor
 DFAIDG and                                                of Accounting, The
 DIG.                                                      University of
 Trustee of                                                Chicago Booth
 DFAITC and                                                School of Business
 DEM. The                                                  (since 1980).
 University                                                Co-Director
 of Chicago                                                Investment
 Booth                                                     Research,
 School of                                                 Fundamental
 Business                                                  Investment Advisors
 5807 S.                                                   (hedge fund) (since
 Woodlawn                                                  2008). Director,
 Avenue                                                    HNI Corporation
 Chicago, IL                                               (formerly known as
 60637                                                     HON Industries
 Age: 58                                                   Inc.) (office
                                                           furniture) (since
                                                           2000). Director,
                                                           Ryder System Inc.
                                                           (transportation,
                                                           logistics and
                                                           supply-chain
                                                           management) (since
                                                           2003). Trustee, UBS
                                                           Funds (4 investment
                                                           companies within
                                                           the fund complex)
                                                           (52 portfolios)
                                                           (since 2009).

                                                                        PRINCIPAL
                                                                      OCCUPATION(S)
NAME,                                                              DURING PAST 5 YEARS
POSITION                                                                   AND
WITH THE                                                           OTHER DIRECTORSHIPS
FUND,                                  PORTFOLIOS WITHIN THE               OF
ADDRESS AND  TERM OF OFFICE/1/AND       DFA FUND COMPLEX/2/         PUBLIC COMPANIES
AGE            LENGTH OF SERVICE              OVERSEEN                    HELD
-----------  -------------------   ------------------------------- --------------------
                       INTERESTED TRUSTEES/DIRECTORS*
             ---------------------------------------------------

David G.      Since Inception      100 portfolios in 4 investment  Chairman,
Booth                              companies                       Director/Trustee,
Chairman,                                                          President, and
Director,                                                          Co-Chief Executive
Co-Chief                                                           Officer (since
Executive                                                          January 2010) of
Officer and                                                        Dimensional
President                                                          Holdings Inc.,
of DFAIDG                                                          Dimensional Fund
and DIG.                                                           Advisors LP, DFA
Chairman,                                                          Securities LLC,
Trustee,                                                           Dimensional
Co-Chief                                                           Emerging Markets
Executive                                                          Value Fund, DFAIDG,
Officer and                                                        Dimensional
President                                                          Investment Group
of DFAITC                                                          Inc. and The DFA
and DEM.                                                           Investment Trust
6300 Bee                                                           Company. Director
Cave Road,                                                         of Dimensional Fund
Building                                                           Advisors Ltd.,
One Austin,                                                        Dimensional Funds
Texas 78746                                                        PLC, Dimensional
Age: 65                                                            Funds II PLC, DFA
                                                                   Australia Limited,
                                                                   Dimensional Cayman
                                                                   Commodity Fund I
                                                                   Ltd., Dimensional
                                                                   Japan Ltd. and
                                                                   Dimensional
                                                                   Advisors Ltd.
                                                                   Chairman, Director
                                                                   and Co-Chief
                                                                   Executive Officer
                                                                   of Dimensional Fund
                                                                   Advisors Canada
                                                                   ULC. President,
                                                                   Dimensional
                                                                   SmartNest (US) LLC.
                                                                   Limited Partner,
                                                                   Oak Hill Partners
                                                                   (since 2001) and
                                                                   VSC Investors, LLC
                                                                   (since 2007).
                                                                   Trustee, The
                                                                   University of
                                                                   Chicago. Trustee,
                                                                   University of
                                                                   Kansas Endowment
                                                                   Association.
                                                                   Formerly, Chief
                                                                   Executive Officer
                                                                   (until 2010) and
                                                                   Chief Investment
                                                                   Officer (2003-2007)
                                                                   of Dimensional Fund
                                                                   Advisors LP, DFA
                                                                   Securities LLC,
                                                                   Dimensional
                                                                   Emerging Markets
                                                                   Value Fund, DFAIDG,
                                                                   Dimensional
                                                                   Investment Group
                                                                   Inc., The DFA
                                                                   Investment Trust
                                                                   Company and
                                                                   Dimensional
                                                                   Holdings Inc.
                                                                   Formerly, Chief
                                                                   Investment Officer
                                                                   of Dimensional Fund
                                                                   Advisors Ltd.
                                                                   Formerly, President
                                                                   and Chief
                                                                   Investment Officer
                                                                   of DFA Australia
                                                                   Limited. Formerly,
                                                                   Director, SA Funds
                                                                   (registered
                                                                   investment company).

Eduardo A.    Since 2009           100 portfolios in 4 investment  Co-Chief Executive
Repetto                            companies                       Officer (since
Director,                                                          January 2010),
Co-Chief                                                           Chief Investment
Executive                                                          Officer (since
Officer and                                                        March 2007) and
Chief                                                              Director/Trustee of
Investment                                                         Dimensional
Officer of                                                         Holdings Inc.,
DFAIDG and                                                         Dimensional Fund
DIG.                                                               Advisors LP, DFA
Trustee,                                                           Securities LLC,
Co-Chief                                                           Dimensional
Executive                                                          Emerging Markets
Officer and                                                        Value Fund, DFAIDG,
Chief                                                              Dimensional
Investment                                                         Investment Group
Officer of                                                         Inc., The DFA
DFAITC and                                                         Investment Trust
DEM. 6300                                                          Company and
Bee Cave                                                           Dimensional Cayman
Road,                                                              Commodity Fund I
Building                                                           Ltd. Co-Chief
One Austin,                                                        Executive Officer,
TX 78746                                                           President and Chief
Age: 45                                                            Investment Officer
                                                                   of Dimensional Fund
                                                                   Advisors Canada
                                                                   ULC. Chief
                                                                   Investment Officer,
                                                                   Vice President and
                                                                   Director of DFA
                                                                   Australia Limited.
                                                                   Director of
                                                                   Dimensional Fund
                                                                   Advisors Ltd.,
                                                                   Dimensional Funds
                                                                   PLC, Dimensional
                                                                   Funds II PLC,
                                                                   Dimensional Japan
                                                                   Ltd. and
                                                                   Dimensional
                                                                   Advisors Ltd.
                                                                   Co-Chief Executive
                                                                   Officer of
                                                                   Dimensional
                                                                   Retirement Plan
                                                                   Services LLC.
                                                                   Formerly, Vice
                                                                   President of
                                                                   Dimensional
                                                                   Holdings Inc.,
                                                                   Dimensional Fund
                                                                   Advisors LP, DFA
                                                                   Securities LLC,
                                                                   Dimensional
                                                                   Emerging Markets
                                                                   Value Fund, DFAIDG,
                                                                   Dimensional
                                                                   Investment Group
                                                                   Inc., The DFA
                                                                   Investment Trust
                                                                   Company and
                                                                   Dimensional Fund
                                                                   Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
/*/ Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
                                   OFFICERS
                                ----------------
 April A. Aandal                  Since 2008       Vice President of all the
 Vice President, Global                            DFA Entities. Vice
 Business Development                              President Global Business
 Age: 49                                           Development of all the DFA
                                                   Entities. Formerly, Chief
                                                   Learning Officer of
                                                   Dimensional (2008-2011);
                                                   Regional Director of
                                                   Dimensional (2004-2008).

 Robyn G. Alcorta                 Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 37                                           Vice President Business
                                                   Development at Capson
                                                   Physicians Insurance
                                                   Company (2010-2012); Vice
                                                   President at Charles Schwab
                                                   (2007-2010).

 Darryl D. Avery                  Since 2005       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 46

 Arthur H. Barlow                 Since 1993       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 56

 John T. Blood                    Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 43                                           Regional Director for
                                                   Dimensional (2010-January
                                                   2011); Chief Market
                                                   Strategist at Commonwealth
                                                   Financial (2007-2010);
                                                   Director of Research at
                                                   Commonwealth Financial
                                                   (2000-2007).

 Scott A. Bosworth                Since 2007       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 43

 Valerie A. Brown                 Since 2001       Vice President and
 Vice President and Assistant                      Assistant Secretary of all
 Secretary                                         the DFA Entities, DFA
 Age: 45                                           Australia Limited,
                                                   Dimensional Fund Advisors
                                                   Ltd., Dimensional Cayman
                                                   Commodity Fund I Ltd.,
                                                   Dimensional Retirement Plan
                                                   Services LLC, Dimensional
                                                   Fund Advisors Pte. Ltd.,
                                                   Dimensional Hong Kong
                                                   Limited. Director, Vice
                                                   President and Assistant
                                                   Secretary of Dimensional
                                                   Fund Advisors Canada ULC.

 David P. Butler                  Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Head of
 Age: 48                                           Global Financial Services
                                                   of Dimensional (since
                                                   2008). Formerly, Regional
                                                   Director of Dimensional
                                                   (January 1995 to January
                                                   2005).

 Douglas M. Byrkit                Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 41                                           Regional Director for
                                                   Dimensional Fund Advisors
                                                   LP (December 2010-January
                                                   2012); Regional Director at
                                                   Russell Investments (April
                                                   2006-December 2010).

 James G. Charles                 Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 56                                           Regional Director for
                                                   Dimensional (2008-2010);
                                                   Vice President, Client
                                                   Portfolio Manager at
                                                   American Century
                                                   Investments (2001-2008).

 Joseph H. Chi                    Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Co-Head of
 Age: 46                                           Portfolio Management of
                                                   Dimensional (since March
                                                   2012). Sr. Portfolio
                                                   Manager of Dimensional
                                                   (since January 2012).
                                                   Formerly, Portfolio Manager
                                                   for Dimensional (October
                                                   2005-January 2012).

 Stephen A. Clark                 Since 2004       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 40                                           Limited and Dimensional
                                                   Fund Advisors Canada ULC.
                                                   Head of Institutional,
                                                   North America (since March
                                                   2012). Formerly, Head of
                                                   Portfolio Management of
                                                   Dimensional (January
                                                   2006-March 2012).

 Jeffrey D. Cornell               Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 36                                           Regional Director for
                                                   Dimensional Fund Advisors
                                                   LP (August 2002-January
                                                   2012).

                                       TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND            AND LENGTH OF            PRINCIPAL OCCUPATION(S)
AND AGE                                    SERVICE                 DURING PAST 5 YEARS
----------------------------           ----------------   -------------------------------------
Robert P. Cornell                        Since 2007       Vice President of all the DFA
Vice President                                            Entities. Regional Director of
Age: 63                                                   Financial Services Group of
                                                          Dimensional (since August 1993).

George H. Crane                          Since 2010       Vice President of all the DFA
Vice President                                            Entities. Formerly, Senior Vice
Age: 57                                                   President and Managing Director at
                                                          State Street Bank & Trust Company
                                                          (2007-2008); Managing Director, Head
                                                          of Investment Administration and
                                                          Operations at State Street Research &
                                                          Management Company (2002-2005).

Christopher S. Crossan                   Since 2004       Vice President and Global Chief
Vice President and Global Chief                           Compliance Officer of all the DFA
Compliance Officer                                        Entities, DFA Australia Limited,
Age: 46                                                   Dimensional Fund Advisors Ltd.,
                                                          Dimensional SmartNest LLC,
                                                          Dimensional SmartNest (US) LLC and
                                                          Dimensional Retirement Plan Services
                                                          LLC. Chief Compliance Officer of
                                                          Dimensional Fund Advisors Canada ULC.

James L. Davis                           Since 1999       Vice President of all the DFA
Vice President                                            Entities.
Age: 55

Robert T. Deere                          Since 1994       Vice President of all the DFA
Vice President                                            Entities, DFA Australia Limited and
Age: 55                                                   Dimensional Fund Advisors Canada ULC.

Peter F. Dillard                         Since 2010       Vice President of all the DFA
Vice President                                            Entities. Research Associate for
Age: 40                                                   Dimensional (since August 2008).
                                                          Formerly, Research Assistant for
                                                          Dimensional (April 2006-August 2008).

Robert W. Dintzner                       Since 2001       Vice President of all the DFA
Vice President and Chief Communi-                         Entities. Chief Communications
cations Officer                                           Officer of Dimensional (since 2010).
Age: 42

Richard A. Eustice                       Since 1998       Vice President and Assistant
Vice President and Assistant Secretary                    Secretary of all the DFA Entities and
Age: 47                                                   DFA Australia Limited. Chief
                                                          Operating Officer of Dimensional Fund
                                                          Advisors Ltd. (since July 2008).
                                                          Formerly, Vice President of
                                                          Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                      Since 2004       Vice President of all the DFA
Vice President                                            Entities.
Age: 41

Jed S. Fogdall                           Since 2008       Vice President of all the DFA
Vice President                                            Entities. Co-Head of Portfolio
Age: 38                                                   Management of Dimensional (since
                                                          March 2012). Sr. Portfolio Manager of
                                                          Dimensional (since January 2012).
                                                          Formerly, Portfolio Manager for
                                                          Dimensional (since September 2004).

Jeremy P. Freeman                        Since 2009       Vice President of all the DFA
Vice President                                            Entities. Senior Technology Manager
Age: 41                                                   for Dimensional (since June 2006).
                                                          Formerly, Principal at AIM
                                                          Investments/Amvescap PLC (now
                                                          Invesco) (June 1998-June 2006).

Mark R. Gochnour                         Since 2007       Vice President of all the DFA
Vice President                                            Entities. Regional Director of
Age: 45                                                   Dimensional.

Tom M. Goodrum                           Since 2012       Vice President of all the DFA
Vice President                                            Entities. Formerly, Managing Director
Age: 44                                                   at BlackRock (2004-January 2012).

Henry F. Gray                            Since 2000       Vice President of all the DFA
Vice President                                            Entities.
Age: 45

John T. Gray                             Since 2007       Vice President of all the DFA
Vice President                                            Entities. Formerly, Regional Director
Age: 38                                                   of Dimensional (January 2005 to
                                                          February 2007).

                                       TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND            AND LENGTH OF            PRINCIPAL OCCUPATION(S)
AND AGE                                    SERVICE                 DURING PAST 5 YEARS
----------------------------           ----------------   --------------------------------------
Christian Gunther                        Since 2011       Vice President of all the DFA
Vice President                                            Entities. Senior Trader for
Age: 37                                                   Dimensional Fund Advisors LP (since
                                                          2012). Formerly, Senior Trader for
                                                          Dimensional Fund Advisors Ltd.
                                                          (2009-2012); Trader for Dimensional
                                                          Fund Advisors Ltd. (2008-2009);
                                                          Trader for Dimensional Fund Advisors
                                                          LP (2004-2008).

Joel H. Hefner                           Since 2007       Vice President of all the DFA
Vice President                                            Entities. Regional Director of
Age: 44                                                   Dimensional (since June 1998).

Julie C. Henderson                       Since 2005       Vice President and Fund Controller of
Vice President and Fund Controller                        all the DFA Entities and Dimensional
Age: 38                                                   Cayman Commodity Fund I Ltd. and
                                                          Dimensional Japan Ltd.

Kevin B. Hight                           Since 2005       Vice President of all the DFA
Vice President                                            Entities.
Age: 44

Christine W. Ho                          Since 2004       Vice President of all the DFA
Vice President                                            Entities.
Age: 44

Michael C. Horvath                       Since 2011       Vice President of all the DFA
Vice President                                            Entities. Formerly, Managing
Age: 52                                                   Director, Co-Head Global Consultant
                                                          Relations at BlackRock (2004-2011).

Jeff J. Jeon                             Since 2004       Vice President of all the DFA
Vice President                                            Entities and Dimensional Cayman
Age: 38                                                   Commodity Fund I Ltd.

Stephen W. Jones                         Since 2012       Vice President of all the DFA
Vice President                                            Entities. Formerly, Facilities
Age: 44                                                   Manager for Dimensional Fund Advisors
                                                          LP (October 2008-January 2012);
                                                          General Manager at Intereity
                                                          Investments (March 2007-October 2008).

Patrick M. Keating                       Since 2003       Vice President and Chief Operating
Vice President and Chief Operating                        Officer of all the DFA Entities,
Officer Age: 57                                           Dimensional Cayman Commodity Fund I
                                                          Ltd., Dimensional Japan Ltd.,
                                                          Dimensional Advisors Ltd.,
                                                          Dimensional Fund Advisors Pte. Ltd.,
                                                          Dimensional Hong Kong Limited and
                                                          Dimensional Retirement Plan Services
                                                          LLC. Director, Vice President and
                                                          Chief Privacy Officer of Dimensional
                                                          Fund Advisors Canada ULC. Director of
                                                          DFA Australia Limited, Dimensional
                                                          Fund Advisors Ltd., Dimensional Japan
                                                          Ltd., Dimensional Advisors Ltd. and
                                                          Dimensional Fund Advisors Pte. Ltd.
                                                          Director and Vice President of
                                                          Dimensional Hong Kong Limited.

Glenn E. Kemp                            Since 2012       Vice President of all the DFA
Vice President                                            Entities. Formerly, Regional Director
Age: 64                                                   for Dimensional Fund Advisors LP
                                                          (April 2006-January 2012).

David M. Kershner                        Since 2010       Vice President of all the DFA
Vice President                                            Entities. Portfolio Manager for
Age: 41                                                   Dimensional (since June 2004).

Seyun Alice Kim                          Since 2012       Vice President of all the DFA
Vice President                                            Entities. Formerly, Accounting
Age: 32                                                   Manager for Dimensional Fund Advisors
                                                          LP (January 2006-January 2012).

Timothy R. Kohn                          Since 2011       Vice President of all the DFA
Vice President                                            Entities. Head of Defined
Age: 41                                                   Contribution Sales for Dimensional
                                                          (since August 2010). Formerly, Chief
                                                          DC Strategist, Barclays Global
                                                          Investors (2005-2009).

Joseph F. Kolerich                       Since 2004       Vice President of all the DFA
Vice President                                            Entities. Sr. Portfolio Manager of
Age: 40                                                   Dimensional (since January
                                                          2012).Formerly, Portfolio Manager for
                                                          Dimensional (April 2007-January 2012).

Stephen W. Kurad                         Since 2011       Vice President of all the DFA
Vice President                                            Entities. Regional Director for
Age: 43                                                   Dimensional (2007-2010).

Michael F. Lane                          Since 2004       Vice President of all the DFA
Vice President                                            Entities. Chief Executive Officer of
Age: 45                                                   Dimensional SmartNest (US) LLC (since
                                                          2012).

                                           TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND                 AND LENGTH OF               PRINCIPAL OCCUPATION(S)
AND AGE                                         SERVICE                    DURING PAST 5 YEARS
----------------------------           -------------------------- -------------------------------------
Francis R. Lao                                Since 2011          Vice President of all the DFA
Vice President                                                    Entities. Formerly, Vice President -
Age: 43                                                           Global Operations at Janus Capital
                                                                  Group (2005-2011).

Juliet Lee                                    Since 2005          Vice President of all the DFA
Vice President                                                    Entities. Human Resources Manager of
Age: 41                                                           Dimensional (since January 2004).

Marlena I. Lee                                Since 2011          Vice President of all the DFA
Vice President                                                    Entities. Formerly, Research
Age: 31                                                           Associate for Dimensional (July
                                                                  2008-2010).

Apollo D. Lupescu                             Since 2009          Vice President of all the DFA
Vice President                                                    Entities. Regional Director for
Age: 43                                                           Dimensional (since February 2004).

Kenneth M. Manell                             Since 2010          Vice President of all the DFA
Vice President                                                    Entities and Dimensional Cayman
Age: 39                                                           Commodity Fund I Ltd. Counsel for
                                                                  Dimensional (since September 2006).
                                                                  Formerly, Assistant General Counsel
                                                                  at Castle & Cooke (January
                                                                  2004-September 2006).

Aaron M. Marcus                               Since 2008          Vice President of all the DFA
Vice President & Head of Global Human                             Entities and Head of Global Human
Resources                                                         Resources of Dimensional. Formerly,
Age: 42                                                           Global Head of Recruiting and Vice
                                                                  President of Goldman Sachs & Co.
                                                                  (June 2006 to January 2008).

David R. Martin                               Since 2007          Vice President, Chief Financial
Vice President, Chief Financial                                   Officer and Treasurer of all the DFA
Officer and Treasurer                                             Entities. Director, Vice President,
Age: 55                                                           Chief Financial Officer and Treasurer
                                                                  of Dimensional Fund Advisors Ltd.,
                                                                  DFA Australia Limited, Dimensional
                                                                  Advisors Ltd., Dimensional Fund
                                                                  Advisors Pte. Ltd., Dimensional Hong
                                                                  Kong Limited and Dimensional Fund
                                                                  Advisors Canada ULC. Chief Financial
                                                                  Officer, Treasurer, and Vice
                                                                  President of Dimensional SmartNest
                                                                  LLC, Dimensional SmartNest (US) LLC,
                                                                  Dimensional Cayman Commodity Fund I
                                                                  Ltd. and Dimensional Retirement Plan
                                                                  Services LLC. Director of Dimensional
                                                                  Funds PLC and Dimensional Funds II
                                                                  PLC. Statutory Auditor of Dimensional
                                                                  Japan Ltd.

Catherine L. Newell                    Vice President since 1997  Vice President and Secretary of all
Vice President and Secretary           and Secretary since 2000   the DFA Entities and Dimensional
Age: 48                                                           Retirement Plan Services LLC (since
                                                                  June 2012). Director, Vice President
                                                                  and Secretary of DFA Australia
                                                                  Limited and Dimensional Fund Advisors
                                                                  Ltd. (since February 2002, April 1997
                                                                  and May 2002, respectively). Vice
                                                                  President and Secretary of
                                                                  Dimensional Fund Advisors Canada ULC
                                                                  (since June 2003), Dimensional
                                                                  SmartNest LLC, Dimensional SmartNest
                                                                  (US) LLC, Dimensional Cayman
                                                                  Commodity Fund I Ltd., Dimensional
                                                                  Japan Ltd. (since February 2012),
                                                                  Dimensional Advisors Ltd. (since
                                                                  March 2012), Dimensional Fund
                                                                  Advisors Pte. Ltd. (since June 2012)
                                                                  and Dimensional Hong Kong Limited
                                                                  (since August 2012). Director,
                                                                  Dimensional Funds PLC and Dimensional
                                                                  Funds II PLC (since 2002 and 2006,
                                                                  respectively). Director of
                                                                  Dimensional Japan Ltd., Dimensional
                                                                  Advisors Ltd., Dimensional Fund
                                                                  Advisors Pte. Ltd. and Dimensional
                                                                  Hong Kong Limited (since August 2012
                                                                  and July 2012).

Christian A. Newton                           Since 2009          Vice President of all DFA Entities.
Vice President                                                    Web Services Manager for Dimensional
Age: 37                                                           (since January 2008). Formerly,
                                                                  Design Manager of Dimensional
                                                                  (2005-2008).

Pamela B. Noble                               Since 2011          Vice President of all the DFA
Vice President                                                    Entities. Portfolio Manager for
Age: 48                                                           Dimensional (2008-2010). Formerly,
                                                                  Vice President and Portfolio Manager
                                                                  at USAA Investment Management Company
                                                                  (2001-2006).

Carolyn L. O                                  Since 2010          Vice President of all the DFA
Vice President                                                    Entities and Dimensional Cayman
Age: 38                                                           Commodity Fund I Ltd. Deputy General
                                                                  Counsel, Funds (since 2011). Counsel
                                                                  for Dimensional (2007-2011).
                                                                  Formerly, Associate at K&L Gates LLP
                                                                  (January 2004-September 2007).

                                       TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND            AND LENGTH OF            PRINCIPAL OCCUPATION(S)
AND AGE                                    SERVICE                 DURING PAST 5 YEARS
----------------------------           ----------------   -------------------------------------
Gerard K. O'Reilly                       Since 2007       Vice President of all the DFA
Vice President                                            Entities. Formerly, Research
Age: 35                                                   Associate of Dimensional (2004 to
                                                          2006).

Daniel C. Ong                            Since 2009       Vice President of all the DFA
Vice President                                            Entities. Portfolio Manager for
Age: 38                                                   Dimensional (since July 2005).

Kyle K. Ozaki                            Since 2010       Vice President of all the DFA
Vice President                                            Entities. Senior Compliance Officer
Age: 34                                                   for Dimensional (since January 2008).
                                                          Formerly, Compliance Officer
                                                          (February 2006-December 2007) and
                                                          Compliance Analyst (August
                                                          2004-January 2006) for Dimensional.

David A. Plecha                          Since 1993       Vice President of all the DFA
Vice President                                            Entities, DFA Australia Limited,
Age: 51                                                   Dimensional Fund Advisors Ltd. and
                                                          Dimensional Fund Advisors Canada ULC.

Allen Pu                                 Since 2011       Vice President of all the DFA
Vice President                                            Entities. Portfolio Manager for
Age: 41                                                   Dimensional (July 2006-2010).

Theodore W. Randall                      Since 2008       Vice President of all the DFA
Vice President                                            Entities. Formerly, Research
Age: 39                                                   Associate of Dimensional (2006-2008).
                                                          Systems Developer of Dimensional
                                                          (2001-2006).

Savina B. Rizova                         Since 2012       Vice President of all the DFA
Vice President                                            Entities. Formerly, Research
Age: 31                                                   Associate for Dimensional Fund
                                                          Advisors LP (June 2011-January 2012);
                                                          Research Assistant for Dimensional
                                                          Fund Advisors LP (July 2004-August
                                                          2007).

L. Jacobo Rodriguez                      Since 2005       Vice President of all the DFA
Vice President                                            Entities.
Age: 41

Julie A. Saft                            Since 2010       Vice President of all the DFA
Vice President                                            Entities. Client Systems Manager for
Age: 53                                                   Dimensional (since July 2008).
                                                          Formerly, Senior Manager at Vanguard
                                                          (November 1997-July 2008).

David E. Schneider                       Since 2001       Vice President of all the DFA
Vice President                                            Entities and Dimensional Fund
Age: 66                                                   Advisors Canada ULC.

Walid A. Shinnawi                        Since 2010       Vice President of all the DFA
Vice President                                            Entities. Formerly, Regional Director
Age: 50                                                   for Dimensional (March 2006-January
                                                          2010).

Bruce A. Simmons                         Since 2009       Vice President of all the DFA
Vice President                                            Entities. Investment Operations
Age: 47                                                   Manager for Dimensional (since May
                                                          2007). Formerly, Vice President
                                                          Client and Fund Reporting at Mellon
                                                          Financial (September 2005-May 2007).

Edward R. Simpson                        Since 2007       Vice President of all the DFA
Vice President                                            Entities. Regional Director of
Age: 44                                                   Dimensional (since December 2002).

Bryce D. Skaff                           Since 2007       Vice President of all the DFA
Vice President                                            Entities. Formerly, Regional Director
Age: 37                                                   of Dimensional (December 1999 to
                                                          January 2007).

Andrew D. Smith                          Since 2011       Vice President of all the DFA
Vice President                                            Entities. Project Manager for
Age: 44                                                   Dimensional (2007-2010). Formerly,
                                                          Business Analyst Manager, National
                                                          Instruments (2003-2007).

Grady M. Smith                           Since 2004       Vice President of all the DFA
Vice President                                            Entities and Dimensional Fund
Age: 56                                                   Advisors Canada ULC.

Carl G. Snyder                           Since 2000       Vice President of all the DFA
Vice President                                            Entities.
Age: 49

Lawrence R. Spieth                       Since 2004       Vice President of all the DFA
Vice President                                            Entities.
Age: 64

                                       TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND            AND LENGTH OF            PRINCIPAL OCCUPATION(S)
AND AGE                                    SERVICE                 DURING PAST 5 YEARS
----------------------------           ----------------   -------------------------------------
Bradley G. Steiman                       Since 2004       Vice President of all the DFA
Vice President                                            Entities and Director and Vice
Age: 39                                                   President of Dimensional Fund
                                                          Advisors Canada ULC.

John H. Totten                           Since 2012       Vice President of all the DFA
Vice President                                            Entities. Formerly, Regional Director
Age: 34                                                   for Dimensional Fund Advisors LP
                                                          (January 2008-January 2012).

Robert C. Trotter                        Since 2009       Vice President of all the DFA
Vice President                                            Entities. Senior Manager, Technology
Age: 54                                                   for Dimensional (since March 2007).
                                                          Formerly, Director of Technology at
                                                          AMVESCAP (2002-2007).

Karen E. Umland                          Since 1997       Vice President of all the DFA
Vice President                                            Entities, DFA Australia Limited,
Age: 46                                                   Dimensional Fund Advisors Ltd., and
                                                          Dimensional Fund Advisors Canada ULC.

Brian J. Walsh                           Since 2009       Vice President of all the DFA
Vice President                                            Entities. Portfolio Manager for
Age: 42                                                   Dimensional (since 2004).

Weston J. Wellington                     Since 1997       Vice President of all the DFA
Vice President                                            Entities.
Age: 61

Ryan J. Wiley                            Since 2007       Vice President of all the DFA
Vice President                                            Entities. Senior Trader of
Age: 36                                                   Dimensional (since 2007).

Paul E. Wise                             Since 2005       Vice President of all the DFA
Vice President                                            Entities. Chief Technology Officer
Age: 57                                                   for Dimensional (since 2004).

Faith A. Yando                           Since 2011       Vice President of all the DFA
Vice President                                            Entities. Formerly, Senior Vice
Age: 50                                                   President, Global Public Relations at
                                                          Natixis Global Asset Management
                                                          (2008-2011); Senior Vice President,
                                                          Media Relations at Bank of America
                                                          (2007-2008).

Joseph L. Young                          Since 2011       Vice President of all the DFA
Vice President                                            Entities. Formerly, Regional Director
Age: 33                                                   for Dimensional (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and accordingly, are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                               QUALIFYING
                                                       SHORT-         LONG-                       FOR
                                           NET          TERM          TERM                     CORPORATE
                                       INVESTMENT      CAPITAL       CAPITAL                   DIVIDENDS   QUALIFYING  FOREIGN
DFA INVESTMENT                           INCOME         GAIN          GAIN          TOTAL       RECEIVED    DIVIDEND     TAX
DIMENSIONS GROUP INC.                 DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3)
---------------------                 ------------- ------------- ------------- ------------- ------------ ---------- ---------
U.S. Social Core Equity 2 Portfolio..       97%          --             3%           100%         100%        100%       --
U.S. Sustainability Core 1 Portfolio.      100%          --            --            100%         100%        100%       --
International Sustainability Core 1
  Portfolio..........................       98%          --             2%           100%         100%        100%        4%
DFA International Value ex Tobacco
  Portfolio..........................      100%          --            --            100%         100%        100%        3%
Emerging Markets Social Core Equity
  Portfolio..........................       67%          --            33%           100%         100%        100%        6%

                                                           QUALIFYING
                                                             SHORT-
                                       FOREIGN  QUALIFYING    TERM
DFA INVESTMENT                         SOURCE    INTEREST   CAPITAL
DIMENSIONS GROUP INC.                 INCOME(4) INCOME(5)   GAIN(6)
---------------------                 --------- ---------- ----------
U.S. Social Core Equity 2 Portfolio..    --        100%       100%
U.S. Sustainability Core 1 Portfolio.    --        100%       100%
International Sustainability Core 1
  Portfolio..........................    96%       100%       100%
DFA International Value ex Tobacco
  Portfolio..........................    96%       100%       100%
Emerging Markets Social Core Equity
  Portfolio..........................    91%       100%       100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO]  Recycled
        Recyclable                                              DFA103112-014A

                                                                          [LOGO]

ANNUAL REPORT
year ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

THE DFA INVESTMENT TRUST COMPANY

Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth
---------------------------------------
David G. Booth
Chairman and Co-Chief Executive Officer

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES .....................................    1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts ..........................................................    2
   Management's Discussion and Analysis ........................................    5
   Disclosure of Fund Expenses .................................................   10
   Disclosure of Portfolio Holdings ............................................   12
   Schedule of Investments/Summary Schedules of Portfolio Holdings
      Tax-Managed U.S. Marketwide Value Portfolio ..............................   14
      Tax-Managed U.S. Equity Portfolio ........................................   15
      Tax-Managed U.S. Targeted Value Portfolio ................................   18
      Tax-Managed U.S. Small Cap Portfolio .....................................   21
      T.A. U.S. Core Equity 2 Portfolio ........................................   24
      Tax-Managed DFA International Value Portfolio ............................   27
      T.A. World ex U.S. Core Equity Portfolio .................................   31
   Statements of Assets and Liabilities ........................................   37
   Statements of Operations ....................................................   39
   Statements of Changes in Net Assets .........................................   41
   Financial Highlights ........................................................   43
   Notes to Financial Statements ...............................................   47
   Report of Independent Registered Public Accounting Firm .....................   59
THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Performance Chart ...........................................................   60
   Management's Discussion and Analysis ........................................   61
   Disclosure of Fund Expenses .................................................   63
   Disclosure of Portfolio Holdings ............................................   64
   Summary Schedule of Portfolio Holdings ......................................   65
   Statement of Assets and Liabilities .........................................   68
   Statement of Operations .....................................................   69
   Statements of Changes in Net Assets .........................................   70
   Financial Highlights ........................................................   71
   Notes to Financial Statements ...............................................   72
   Report of Independent Registered Public Accounting Firm .....................   78
FUND MANAGEMENT ................................................................   79
VOTING PROXIES ON FUND PORTFOLIO SECURITIES ....................................   89
NOTICE TO SHAREHOLDERS .........................................................   90

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

ADR      American Depositary Receipt
FNMA     Federal National Mortgage Association
P.L.C.   Public Limited Company

Investment Footnotes

+        See Note B to Financial Statements.
++       Securities have generally been fair valued. See Note B to Financial
         Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
@        Security purchased with cash proceeds from Securities on Loan.
(S)      Affiliated Fund.

FINANCIAL HIGHLIGHTS

(A)      Computed using average shares outstanding.

(B)      Annualized

(C)      Non-Annualized

(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

(E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

--       Amounts designated as -- are either zero or rounded to zero.

REIT     Real Estate Investment Trust

SEC      Securities and Exchange Commission

(a)      Commencement of Operations.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS



TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                                TAX-MANAGED U.S.
BEGINDATE      ENDDATE      FUNDRETURNS   BENCHMARK0RETURNS     ENDDATE    MARKETWIDE VALUE PORTFOLIO   RUSSELL 3000 (R) VALUE INDEX
----------    ----------    -----------   -----------------   ----------   --------------------------   ----------------------------
2002-10-31    2002-11-30          6.94%               6.41%      10/2002                10000                     10000
2002-11-30    2002-12-31         -5.76%              -4.34%      11/2002           10694.1176                     10641
2002-12-31    2003-01-31         -2.11%              -2.45%      12/2002           10078.4616                10179.1806
2003-01-31    2003-02-28         -2.75%              -2.71%      01/2003            9866.2835                9929.79068
2003-02-28    2003-03-31          0.04%               0.23%      02/2003           9595.16699                9660.69335
2003-03-31    2003-04-30          9.34%               8.85%      03/2003           9598.87646                9682.91294
2003-04-30    2003-05-31          8.43%               6.72%      04/2003           10495.0861                10539.8507
2003-05-31    2003-06-30          0.79%               1.28%      05/2003           11379.5034                11248.1287
2003-06-30    2003-07-31          3.19%               1.74%      06/2003           11469.0738                11392.1048
2003-07-31    2003-08-31          4.09%               1.72%      07/2003            11834.857                11590.3274
2003-08-31    2003-09-30         -3.18%              -0.99%      08/2003           12318.6348                 11789.681
2003-09-30    2003-10-31          7.13%               6.27%      09/2003           11926.4816                11672.9632
2003-10-31    2003-11-30          2.77%               1.55%      10/2003           12776.6862                 12404.858
2003-11-30    2003-12-31          5.08%               5.96%      11/2003           13130.9381                12597.1333
2003-12-31    2004-01-31          2.14%               1.89%      12/2003           13797.4012                13347.9224
2004-01-31    2004-02-29          2.18%               2.13%      01/2004           14093.2289                13600.1981
2004-02-29    2004-03-31         -0.07%              -0.70%      02/2004           14400.8896                13889.8824
2004-03-31    2004-04-30         -1.81%              -2.66%      03/2004           14391.3998                13792.6532
2004-04-30    2004-05-31          0.75%               1.03%      04/2004           14130.8148                13425.7686
2004-05-31    2004-06-30          3.11%               2.57%      05/2004           14237.4177                 13564.054
2004-06-30    2004-07-31         -3.48%              -1.68%      06/2004           14679.5396                13912.6502
2004-07-31    2004-08-31         -0.59%               1.39%      07/2004           14169.2565                13678.9177
2004-08-31    2004-09-30          3.64%               1.75%      08/2004           14086.1872                13869.0546
2004-09-30    2004-10-31          1.30%               1.65%      09/2004           14598.4221                14111.7631
2004-10-31    2004-11-30          6.76%               5.38%      10/2004           14788.7846                14344.6072
2004-11-30    2004-12-31          3.27%               3.26%      11/2004           15788.1876                15116.3471
2004-12-31    2005-01-31         -2.20%              -1.96%      12/2004           16303.7107                  15609.14
2005-01-31    2005-02-28          3.82%               3.20%      01/2005           15945.3874                15303.2008
2005-02-28    2005-03-31         -1.03%              -1.43%      02/2005            16554.537                15792.9032
2005-03-31    2005-04-30         -3.65%              -2.07%      03/2005           16384.6582                15567.0647
2005-04-30    2005-05-31          4.32%               2.71%      04/2005            15786.678                15244.8265
2005-05-31    2005-06-30          2.50%               1.38%      05/2005           16468.3754                15657.5902
2005-06-30    2005-07-31          5.40%               3.14%      06/2005            16879.596                15873.0992
2005-07-31    2005-08-31         -0.13%              -0.60%      07/2005           17791.3581                16371.2485
2005-08-31    2005-09-30          1.83%               1.26%      08/2005           17767.3644                16272.6461
2005-09-30    2005-10-31         -2.46%              -2.54%      09/2005           18091.7308                16478.4294
2005-10-31    2005-11-30          4.02%               3.34%      10/2005            17646.655                16060.3291
2005-11-30    2005-12-31          0.43%               0.48%      11/2005           18356.3705                16596.7441
2005-12-31    2006-01-31          5.58%               4.27%      12/2005           18434.5595                16675.9835
2006-01-31    2006-02-28         -0.31%               0.55%      01/2006           19462.7337                17387.4927
2006-02-28    2006-03-31          2.39%               1.67%      02/2006           19402.2529                17483.9364
2006-03-31    2006-04-30          2.44%               2.33%      03/2006            19866.844                17775.5614
2006-04-30    2006-05-31         -2.80%              -2.67%      04/2006           20351.6968                18189.6609
2006-05-31    2006-06-30          0.64%               0.69%      05/2006           19781.9948                17703.5029
2006-06-30    2006-07-31         -0.61%               2.07%      06/2006           19908.1904                17826.0771
2006-07-31    2006-08-31          0.49%               1.79%      07/2006           19786.3533                18195.7447
2006-08-31    2006-09-30          1.93%               1.90%      08/2006            19883.823                 18521.878
2006-09-30    2006-10-31          3.85%               3.44%      09/2006           20267.1688                18873.9923
2006-10-31    2006-11-30          2.43%               2.33%      10/2006           21048.0831                19522.8234
2006-11-30    2006-12-31          1.93%               2.12%      11/2006           21560.5582                19978.6567
2006-12-31    2007-01-31          2.57%               1.30%      12/2006           21976.8254                20401.8935
2007-01-31    2007-02-28         -1.25%              -1.53%      01/2007           22540.9626                20666.8571
2007-02-28    2007-03-31          1.12%               1.52%      02/2007            22258.894                20350.8962
2007-03-31    2007-04-30          3.55%               3.45%      03/2007           22507.4237                20659.2455
2007-04-30    2007-05-31          4.69%               3.61%      04/2007           23306.4311                21372.8228
2007-05-31    2007-06-30         -2.14%              -2.34%      05/2007           24400.4566                22144.9067
2007-06-30    2007-07-31         -5.48%              -4.95%      06/2007           23878.6342                21627.7995
2007-07-31    2007-08-31         -0.55%               1.19%      07/2007           22571.2297                20556.1917
2007-08-31    2007-09-30          2.52%               3.19%      08/2007           22447.8896                20801.3167
2007-09-30    2007-10-31          0.05%               0.10%      09/2007           23014.2207                21465.3455
2007-10-31    2007-11-30         -5.86%              -5.10%      10/2007           23026.6006                21486.0497
2007-11-30    2007-12-31         -0.45%              -0.96%      11/2007           21677.1923                20391.1786
2007-12-31    2008-01-31         -3.98%              -4.01%      12/2007           21580.1305                20195.7373
2008-01-31    2008-02-29         -3.66%              -4.17%      01/2008           20721.4711                19385.2837
2008-02-29    2008-03-31         -1.77%              -0.58%      02/2008           19963.8305                18576.3629
2008-03-31    2008-04-30          5.62%               4.74%      03/2008           19609.8043                18468.6199
2008-04-30    2008-05-31          2.20%               0.12%      04/2008           20711.9057                19343.8748
2008-05-31    2008-06-30        -11.04%              -9.57%      05/2008           21167.9477                19366.8622
2008-06-30    2008-07-31         -0.81%               0.06%      06/2008           18830.2114                17513.9124
2008-07-31    2008-08-31          2.04%               1.95%      07/2008            18677.534                17524.3396
2008-08-31    2008-09-30         -8.49%              -7.13%      08/2008           19059.2275                17866.0642
2008-09-30    2008-10-31        -22.36%             -17.54%      09/2008           17440.8579                 16592.837
2008-10-31    2008-11-30         -9.92%              -7.53%      10/2008           13540.9593                13682.2128
2008-11-30    2008-12-31          3.34%               1.76%      11/2008           12198.3713                12651.8145
2008-12-31    2009-01-31        -13.04%             -11.73%      12/2008           12606.3337                12874.5332
2009-01-31    2009-02-28        -13.46%             -13.40%      01/2009           10962.5921                11364.9674
2009-02-28    2009-03-31         10.51%               8.58%      02/2009           9487.10741                9841.69646
2009-03-31    2009-04-30         17.25%              11.13%      03/2009           10484.3947                10685.7798
2009-04-30    2009-05-31          7.51%               5.85%      04/2009           12292.4976                11875.2023
2009-05-31    2009-06-30         -1.31%              -0.70%      05/2009           13216.0609                12569.7295
2009-06-30    2009-07-31         10.13%               8.44%      06/2009           13042.4131                12481.8663
2009-07-31    2009-08-31          6.65%               5.19%      07/2009           14363.6605                13535.8989
2009-08-31    2009-09-30          4.53%               3.95%      08/2009           15318.6216                14238.6048
2009-09-30    2009-10-31         -4.84%              -3.35%      09/2009           16013.3137                14801.6901
2009-10-31    2009-11-30          4.65%               5.44%      10/2009           15238.8994                 14305.911
2009-11-30    2009-12-31          3.61%               2.21%      11/2009           15947.6854                15084.7915
2009-12-31    2010-01-31         -2.79%              -2.82%      12/2009           16523.3008                15418.7317
2010-01-31    2010-02-28          4.60%               3.28%      01/2010            16061.756                14983.6177
2010-02-28    2010-03-31          7.88%               6.66%      02/2010           16800.2276                15474.5742
2010-03-31    2010-04-30          3.86%               2.96%      03/2010           18123.8407                16505.0463
2010-04-30    2010-05-31         -8.56%              -8.24%      04/2010           18823.9599                16993.3648
2010-05-31    2010-06-30         -7.65%              -5.89%      05/2010           17212.3647                15593.1645
2010-06-30    2010-07-31          8.00%               6.80%      06/2010           15895.1851                 14674.605
2010-07-31    2010-08-31         -6.56%              -4.53%      07/2010              17166.8                15672.3224
2010-08-31    2010-09-30          9.93%               7.99%      08/2010            16040.891                14961.7412
2010-09-30    2010-10-31          3.84%               3.07%      09/2010           17634.0379                16156.5291
2010-10-31    2010-11-30          0.22%              -0.29%      10/2010            18311.759                16652.4262
2010-11-30    2010-12-31          9.46%               7.92%      11/2010           18351.6249                16604.8873
2010-12-31    2011-01-31          2.46%               2.08%      12/2010           20087.5673                17920.7301
2011-01-31    2011-02-28          5.65%               3.80%      01/2011           20581.7429                18293.6812
2011-02-28    2011-03-31          0.62%               0.48%      02/2011           21743.7232                18988.9583
2011-03-31    2011-04-30          2.32%               2.58%      03/2011           21879.0289                19079.7873
2011-04-30    2011-05-31         -1.55%              -1.12%      04/2011           22387.5323                19571.3266
2011-05-31    2011-06-30         -1.75%              -2.08%      05/2011           22039.6089                19352.6553
2011-06-30    2011-07-31         -4.28%              -3.32%      06/2011            21653.044                18949.1957
2011-07-31    2011-08-31         -8.35%              -6.45%      07/2011           20726.7824                18320.8629
2011-08-31    2011-09-30        -10.16%              -7.83%      08/2011           18995.0758                17138.6225
2011-09-30    2011-10-31         13.90%              11.68%      09/2011           17064.9181                15797.4558
2011-10-31    2011-11-30         -0.76%              -0.49%      10/2011           19437.2921                17642.1459
2011-11-30    2011-12-31          0.94%               1.98%      11/2011           19289.0188                17555.1451
2011-12-31    2012-01-31          5.23%               4.01%      12/2011           19470.9615                17902.6464
2012-01-31    2012-02-29          5.30%               3.79%      01/2012           20488.6076                18620.1568
2012-02-29    2012-03-31          2.10%               2.98%      02/2012           21574.0968                 19325.044
2012-03-31    2012-04-30         -1.85%              -1.05%      03/2012           22027.1456                19900.0055
2012-04-30    2012-05-31         -7.05%              -5.88%      04/2012           21618.9835                19690.3481
2012-05-31    2012-06-30          5.25%               4.95%      05/2012           20095.1785                18531.8864
2012-06-30    2012-07-31          0.84%               0.88%      06/2012           21150.6064                19449.5979
2012-07-31    2012-08-31          3.78%               2.24%      07/2012           21328.3426                19620.5641
2012-08-31    2012-09-30          3.60%               3.20%      08/2012           22134.9914                20059.9911
2012-09-30    2012-10-31          0.30%              -0.55%      09/2012           22932.9552                20702.6588
                                                              10/31/2012           23001.5756                20589.0273

                   AVERAGE ANNUAL   ONE    FIVE    TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                   ------  ------  -----
                                   18.34%  -0.02%  8.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                                TAX-MANAGED
BEGINDATE       ENDDATE     FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE     U.S. EQUITY PORTFOLIO   RUSSELL 3000 (R) INDEX
----------    -----------   -----------   -----------------   ----------   ---------------------   ----------------------
2002-10-31    2002-11-30          5.15%               6.05%      10/2002              10000               10000
2002-11-30    2002-12-31         -5.86%              -5.65%      11/2002         10514.5414               10605
2002-12-31    2003-01-31         -2.50%              -2.45%      12/2002         9898.56676          10005.8175
2003-01-31    2003-02-28         -1.75%              -1.65%      01/2003         9651.10259          9760.67497
2003-02-28    2003-03-31          1.07%               1.05%      02/2003         9482.37702          9599.62383
2003-03-31    2003-04-30          7.98%               8.17%      03/2003         9583.61236          9700.41988
2003-04-30    2003-05-31          5.98%               6.04%      04/2003         10348.5016          10492.9442
2003-05-31    2003-06-30          1.13%               1.35%      05/2003          10967.162           11126.718
2003-06-30    2003-07-31          3.14%               2.29%      06/2003         11090.8941          11276.9287
2003-07-31    2003-08-31          2.85%               2.22%      07/2003         11439.5936          11535.1704
2003-08-31    2003-09-30         -2.10%              -1.09%      08/2003         11765.7964          11791.2512
2003-09-30    2003-10-31          6.54%               6.05%      09/2003         11518.3322          11662.7265
2003-10-31    2003-11-30          1.28%               1.38%      10/2003         12271.9731          12368.3215
2003-11-30    2003-12-31          4.03%               4.57%      11/2003         12429.4503          12539.0043
2003-12-31    2004-01-31          2.01%               2.09%      12/2003         12930.3617          13112.0368
2004-01-31    2004-02-29          1.46%               1.35%      01/2004         13190.7806          13386.0784
2004-02-29    2004-03-31         -1.27%              -1.19%      02/2004         13383.2641          13566.7904
2004-03-31    2004-04-30         -1.63%              -2.07%      03/2004         13213.4257          13405.3456
2004-04-30    2004-05-31          1.48%               1.45%      04/2004         12998.2971           13127.855
2004-05-31    2004-06-30          1.84%               1.99%      05/2004         13190.7806          13318.2089
2004-06-30    2004-07-31         -3.97%              -3.78%      06/2004         13433.0833          13583.2412
2004-07-31    2004-08-31          0.00%               0.41%      07/2004         12899.3936          13069.7947
2004-08-31    2004-09-30          1.77%               1.54%      08/2004         12899.3936          13123.3809
2004-09-30    2004-10-31          1.39%               1.64%      09/2004         13127.8461          13325.4809
2004-10-31    2004-11-30          4.62%               4.65%      10/2004         13310.0192          13544.0188
2004-11-30    2004-12-31          3.45%               3.56%      11/2004         13924.8533          14173.8157
2004-12-31    2005-01-31         -2.39%              -2.66%      12/2004         14405.7631          14678.4035
2005-01-31    2005-02-28          2.12%               2.20%      01/2005         14061.9501           14287.958
2005-02-28    2005-03-31         -1.68%              -1.69%      02/2005         14359.9214          14602.2931
2005-03-31    2005-04-30         -2.36%              -2.17%      03/2005         14118.3604          14355.5143
2005-04-30    2005-05-31          3.83%               3.79%      04/2005         13785.4885          14043.9997
2005-05-31    2005-06-30          0.63%               0.70%      05/2005         14313.4922           14576.134
2005-06-30    2005-07-31          4.24%               4.10%      06/2005         14403.1281          14677.9497
2005-07-31    2005-08-31         -0.77%              -0.95%      07/2005         15013.3326          15280.1519
2005-08-31    2005-09-30          0.85%               0.88%      08/2005         14898.1997           15134.451
2005-09-30    2005-10-31         -1.92%              -1.87%      09/2005         15024.7752          15266.9016
2005-10-31    2005-11-30          3.92%               3.89%      10/2005         14736.0593          14980.9589
2005-11-30    2005-12-31         -0.04%               0.08%      11/2005         15313.4911          15563.7182
2005-12-31    2006-01-31          3.11%               3.34%      12/2005         15307.2642          15576.5436
2006-01-31    2006-02-28          0.22%               0.18%      01/2006         15783.0776          16096.9259
2006-02-28    2006-03-31          1.60%               1.73%      02/2006         15817.8932          16125.5445
2006-03-31    2006-04-30          1.09%               1.08%      03/2006         16071.5097          16404.3113
2006-04-30    2006-05-31         -3.22%              -3.20%      04/2006         16245.9472          16582.2768
2006-05-31    2006-06-30          0.00%               0.18%      05/2006         15722.6347           16051.401
2006-06-30    2006-07-31         -0.15%              -0.09%      06/2006         15722.2001          16079.7547
2006-07-31    2006-08-31          2.30%               2.45%      07/2006         15698.8561          16064.7034
2006-08-31    2006-09-30          2.26%               2.24%      08/2006         16060.6885          16457.7327
2006-09-30    2006-10-31          3.21%               3.60%      09/2006         16424.1467          16826.1182
2006-10-31    2006-11-30          1.94%               2.18%      10/2006         16951.3126          17431.8151
2006-11-30    2006-12-31          1.33%               1.20%      11/2006          17279.327           17811.077
2006-12-31    2007-01-31          1.75%               1.90%      12/2006         17509.9873          18024.4036
2007-01-31    2007-02-28         -1.59%              -1.64%      01/2007         17816.1471          18367.4821
2007-02-28    2007-03-31          1.16%               1.04%      02/2007         17533.5381          18066.1779
2007-03-31    2007-04-30          3.99%               3.99%      03/2007         17736.8777          18254.2167
2007-04-30    2007-05-31          3.65%               3.64%      04/2007         18445.4081          18983.4148
2007-05-31    2007-06-30         -1.66%              -1.87%      05/2007         19118.5119          19675.2144
2007-06-30    2007-07-31         -3.40%              -3.41%      06/2007         18801.8968          19306.8144
2007-07-31    2007-08-31          1.37%               1.44%      07/2007         18161.7313          18648.3955
2007-08-31    2007-09-30          3.55%               3.65%      08/2007         18410.6846          18916.0818
2007-09-30    2007-10-31          1.69%               1.83%      09/2007         19063.8531          19605.7067
2007-10-31    2007-11-30         -4.42%              -4.50%      10/2007          19385.154          19965.3562
2007-11-30    2007-12-31         -0.53%              -0.61%      11/2007         18528.3516          19066.5404
2007-12-31    2008-01-31         -6.04%              -6.06%      12/2007         18429.6017          18951.1631
2008-01-31    2008-02-29         -2.90%              -3.11%      01/2008         17316.6452          17802.5038
2008-02-29    2008-03-31         -0.54%              -0.59%      02/2008         16814.0197           17249.564
2008-03-31    2008-04-30          4.95%               5.00%      03/2008          16723.907          17147.7916
2008-04-30    2008-05-31          2.05%               2.05%      04/2008         17552.2987          18005.3329
2008-05-31    2008-06-30         -7.90%              -8.25%      05/2008          17912.469          18374.2015
2008-06-30    2008-07-31         -0.58%              -0.80%      06/2008         16498.1564          16857.9467
2008-07-31    2008-08-31          1.54%               1.55%      07/2008         16401.7464          16723.4954
2008-08-31    2008-09-30         -9.12%              -9.40%      08/2008         16654.8226          16982.7095
2008-09-30    2008-10-31        -17.12%             -17.74%      09/2008         15135.4081          15385.9246
2008-10-31    2008-11-30         -6.95%              -7.89%      10/2008         12544.2262          12657.0809
2008-11-30    2008-12-31          1.79%               1.91%      11/2008         11672.4267          11657.9414
2008-12-31    2009-01-31         -8.34%              -8.39%      12/2008          11881.528          11880.9652
2009-01-31    2009-02-28        -10.11%             -10.48%      01/2009          10890.381          10883.9088
2009-02-28    2009-03-31          8.21%               8.76%      02/2009         9789.10649          9743.76199
2009-03-31    2009-04-30          8.25%              10.52%      03/2009         10592.4014          10597.2557
2009-04-30    2009-05-31          4.83%               5.34%      04/2009         11465.8747          11712.4435
2009-05-31    2009-06-30          0.52%               0.34%      05/2009         12019.4846          12337.4706
2009-06-30    2009-07-31          7.47%               7.78%      06/2009         12081.9859          12379.4181
2009-07-31    2009-08-31          2.95%               3.57%      07/2009         12984.7341          13342.9817
2009-08-31    2009-09-30          4.04%               4.19%      08/2009         13368.0929          13819.7502
2009-09-30    2009-10-31         -2.32%              -2.57%      09/2009         13908.6205          14398.7439
2009-10-31    2009-11-30          5.58%               5.68%      10/2009         13585.7418          14028.4123
2009-11-30    2009-12-31          2.84%               2.85%      11/2009         14343.2648          14825.5598
2009-12-31    2010-01-31         -3.64%              -3.60%      12/2009         14751.2936          15248.0477
2010-01-31    2010-02-28          3.34%               3.39%      01/2010         14214.2016          14698.3915
2010-02-28    2010-03-31          6.24%               6.30%      02/2010          14688.841          15196.6931
2010-03-31    2010-04-30          2.01%               2.16%      03/2010         15605.4472          16154.4891
2010-04-30    2010-05-31         -7.87%              -7.90%      04/2010         15918.5581          16503.1149
2010-05-31    2010-06-30         -5.67%              -5.75%      05/2010         14666.1145           15199.416
2010-06-30    2010-07-31          7.00%               6.94%      06/2010         13834.1309           14325.633
2010-07-31    2010-08-31         -4.84%              -4.71%      07/2010         14802.5201           15320.152
2010-08-31    2010-09-30          9.51%               9.44%      08/2010         14085.6606          14598.9871
2010-09-30    2010-10-31          4.01%               3.91%      09/2010         15425.5057          15977.3794
2010-10-31    2010-11-30          0.63%               0.58%      10/2010         16044.5473           16601.727
2010-11-30    2010-12-31          6.71%               6.78%      11/2010         16145.6153          16697.5683
2010-12-31    2011-01-31          2.14%               2.18%      12/2010         17228.9937          17829.4829
2011-01-31    2011-02-28          3.61%               3.64%      01/2011         17597.4603          18218.9075
2011-02-28    2011-03-31          0.45%               0.45%      02/2011         18232.7477          18882.2251
2011-03-31    2011-04-30          2.99%               2.98%      03/2011         18315.6779          18967.3946
2011-04-30    2011-05-31         -1.22%              -1.14%      04/2011          18863.365           19531.952
2011-05-31    2011-06-30         -1.66%              -1.80%      05/2011         18634.1006           19309.092
2011-06-30    2011-07-31         -2.30%              -2.29%      06/2011          18324.579          18962.3202
2011-07-31    2011-08-31         -6.00%              -6.00%      07/2011         17902.5894          18528.0849
2011-08-31    2011-09-30         -7.41%              -7.76%      08/2011          16828.434          17416.4891
2011-09-30    2011-10-31         11.13%              11.51%      09/2011         15580.7141          16065.0464
2011-10-31    2011-11-30         -0.07%              -0.27%      10/2011         17314.7589          17914.0143
2011-11-30    2011-12-31          0.75%               0.82%      11/2011         17301.9141          17865.5971
2011-12-31    2012-01-31          4.82%               5.05%      12/2011         17432.1248          18012.4432
2012-01-31    2012-02-29          4.39%               4.23%      01/2012         18272.6946          18921.4005
2012-02-29    2012-03-31          2.98%               3.08%      02/2012         19074.4689          19721.8328
2012-03-31    2012-04-30         -0.73%              -0.66%      03/2012         19643.6853          20330.1877
2012-04-30    2012-05-31         -6.25%              -6.18%      04/2012         19501.0579          20196.8482
2012-05-31    2012-06-30          3.83%               3.92%      05/2012         18282.2418          18948.2999
2012-06-30    2012-07-31          1.10%               0.99%      06/2012         18982.2445          19690.4155
2012-07-31    2012-08-31          2.51%               2.50%      07/2012         19190.6974          19885.4478
2012-08-31    2012-09-30          2.70%               2.63%      08/2012         19672.7448          20381.7513
2012-09-30    2012-10-31         -1.81%              -1.72%      09/2012         20203.6807          20916.9761
                                                              10/31/2012         19837.2927          20556.1884

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN      YEAR   YEARS  YEARS
                                    -----  ------  -----
                                   14.57%   0.46%  7.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS. RUSSELL 2000(R) VALUE INDEX OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                              TAX-MANAGED U.S.
BEGINDATE       ENDDATE     FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE     TARGETED VALUE PORTFOLIO  RUSSELL 2000 (R) VALUE INDEX
----------    -----------   -----------   -----------------   ----------   ------------------------  -----------------------------
2002-10-31    2002-11-30          8.90%               7.98%      10/2002             10000                       10000
2002-11-30    2002-12-31         -4.36%              -4.27%      11/2002        10889.7959                       10798
2002-12-31    2003-01-31         -2.83%              -2.82%      12/2002        10415.1302                  10336.9254
2003-01-31    2003-02-28         -4.04%              -3.36%      01/2003        10120.8251                  10045.4241
2003-02-28    2003-03-31          0.00%               1.07%      02/2003          9712.068                  9707.89785
2003-03-31    2003-04-30         10.61%               9.50%      03/2003          9712.068                  9811.77236
2003-04-30    2003-05-31         11.49%              10.21%      04/2003        10742.1358                  10743.8907
2003-05-31    2003-06-30          3.55%               1.69%      05/2003        11976.5822                   11840.842
2003-06-30    2003-07-31          6.20%               4.99%      06/2003        12401.6895                  12040.9522
2003-07-31    2003-08-31          5.09%               3.80%      07/2003        13170.1528                  12641.7957
2003-08-31    2003-09-30         -1.00%              -1.15%      08/2003        13840.5144                   13122.184
2003-09-30    2003-10-31          9.90%               8.15%      09/2003         13701.537                  12971.2788
2003-10-31    2003-11-30          4.34%               3.84%      10/2003        15058.6105                  14028.4381
2003-11-30    2003-12-31          3.91%               3.62%      11/2003        15712.6218                  14567.1301
2003-12-31    2004-01-31          4.12%               3.46%      12/2003         16326.446                  15094.4602
2004-01-31    2004-02-29          1.54%               1.94%      01/2004        16998.5186                  15616.7285
2004-02-29    2004-03-31          0.90%               1.38%      02/2004        17260.7908                  15919.6931
2004-03-31    2004-04-30         -4.00%              -5.17%      03/2004        17416.5149                  16139.3848
2004-04-30    2004-05-31          0.49%               1.21%      04/2004        16719.8543                  15304.9786
2004-05-31    2004-06-30          5.23%               5.08%      05/2004        16801.8144                  15490.1689
2004-06-30    2004-07-31         -5.80%              -4.60%      06/2004        17680.1505                  16277.0694
2004-07-31    2004-08-31         -1.23%               0.98%      07/2004        16654.6198                  15528.3243
2004-08-31    2004-09-30          5.15%               3.96%      08/2004        16449.5136                  15680.5018
2004-09-30    2004-10-31          0.90%               1.55%      09/2004        17296.5102                  16301.4497
2004-10-31    2004-11-30          9.69%               8.87%      10/2004        17452.4825                  16554.1222
2004-11-30    2004-12-31          3.82%               2.39%      11/2004        19143.5509                  18022.4728
2004-12-31    2005-01-31         -3.07%              -3.87%      12/2004        19875.1913                  18453.2099
2005-01-31    2005-02-28          2.48%               1.99%      01/2005        19264.2907                  17739.0707
2005-02-28    2005-03-31         -2.29%              -2.06%      02/2005        19741.2953                  18092.0782
2005-03-31    2005-04-30         -6.85%              -5.16%      03/2005        19289.3962                  17719.3814
2005-04-30    2005-05-31          6.01%               6.10%      04/2005        17967.1729                  16805.0613
2005-05-31    2005-06-30          4.00%               4.42%      05/2005        19046.7097                  17830.0251
2005-06-30    2005-07-31          7.10%               5.69%      06/2005        19808.7163                  18618.4838
2005-07-31    2005-08-31         -1.18%              -2.30%      07/2005        21215.8471                  19677.8861
2005-08-31    2005-09-30          0.63%              -0.17%      08/2005        20964.5737                  19226.1098
2005-09-30    2005-10-31         -2.74%              -2.51%      09/2005         21096.911                  19194.3204
2005-10-31    2005-11-30          4.58%               4.06%      10/2005         20518.569                  18712.2218
2005-11-30    2005-12-31          0.20%              -0.77%      11/2005        21457.3271                  19471.2957
2005-12-31    2006-01-31          8.66%               8.27%      12/2005        21499.2971                   19321.804
2006-01-31    2006-02-28         -0.67%              -0.01%      01/2006        23360.4303                  20919.5884
2006-02-28    2006-03-31          5.42%               4.84%      02/2006        23204.5718                   20918.162
2006-03-31    2006-04-30          1.13%               0.27%      03/2006        24463.4001                  21931.3474
2006-04-30    2006-05-31         -4.56%              -4.14%      04/2006        24738.7855                  21989.9947
2006-05-31    2006-06-30          0.03%               1.23%      05/2006        23609.7055                  21079.3913
2006-06-30    2006-07-31         -3.70%              -1.39%      06/2006        23617.9598                  21338.3527
2006-07-31    2006-08-31          1.94%               2.99%      07/2006        22744.2424                  21042.4259
2006-08-31    2006-09-30          1.01%               0.98%      08/2006        23185.6996                  21671.3671
2006-09-30    2006-10-31          5.12%               5.09%      09/2006        23420.5826                  21882.9297
2006-10-31    2006-11-30          2.58%               2.85%      10/2006        24619.2738                  22996.6872
2006-11-30    2006-12-31          1.18%               0.87%      11/2006        25255.5022                  23652.4193
2006-12-31    2007-01-31          2.06%               1.50%      12/2006        25552.4343                  23858.4881
2007-01-31    2007-02-28         -0.51%              -1.23%      01/2007        26079.9161                  24215.8761
2007-02-28    2007-03-31          1.21%               1.21%      02/2007        25948.0457                  23918.4793
2007-03-31    2007-04-30          1.93%               1.04%      03/2007        26262.1903                   24207.136
2007-04-30    2007-05-31          3.83%               3.67%      04/2007        26769.9666                  24458.3304
2007-05-31    2007-06-30         -1.51%              -2.33%      05/2007        27795.6747                  25355.1099
2007-06-30    2007-07-31         -7.29%              -8.51%      06/2007        27375.9994                  24764.1251
2007-07-31    2007-08-31         -0.12%               2.00%      07/2007        25380.5751                  22656.3737
2007-08-31    2007-09-30          0.04%               0.45%      08/2007        25350.0329                  23110.3156
2007-09-30    2007-10-31          0.89%               1.09%      09/2007        25360.1475                  23214.6644
2007-10-31    2007-11-30         -7.79%              -7.49%      10/2007        25584.9353                  23467.4926
2007-11-30    2007-12-31         -0.95%              -0.85%      11/2007        23592.4982                  21709.3184
2007-12-31    2008-01-31         -4.77%              -4.10%      12/2007        23368.3366                  21525.7807
2008-01-31    2008-02-29         -2.70%              -3.97%      01/2008        22253.9979                  20642.4418
2008-02-29    2008-03-31          0.91%               1.51%      02/2008        21653.1291                  19822.0514
2008-03-31    2008-04-30          3.00%               3.16%      03/2008         21849.444                  20121.3644
2008-04-30    2008-05-31          4.13%               3.42%      04/2008        22505.9121                  20758.0205
2008-05-31    2008-06-30         -9.42%              -9.60%      05/2008        23435.9084                  21467.7223
2008-06-30    2008-07-31          0.67%               5.13%      06/2008        21227.7515                  19407.8894
2008-07-31    2008-08-31          3.44%               4.75%      07/2008        21370.2932                  20402.8025
2008-08-31    2008-09-30         -8.54%              -4.69%      08/2008        22104.9313                  21371.9356
2008-09-30    2008-10-31        -21.64%             -19.98%      09/2008        20217.2072                  20370.1212
2008-10-31    2008-11-30        -12.98%             -11.58%      10/2008        15841.7594                  16300.6447
2008-11-30    2008-12-31          5.50%               6.15%      11/2008        13785.9586                  14412.8814
2008-12-31    2009-01-31        -13.58%             -14.28%      12/2008        14544.4579                  15299.5089
2009-01-31    2009-02-28        -13.86%             -13.89%      01/2009        12569.6955                  13113.9918
2009-02-28    2009-03-31          9.09%               8.88%      02/2009        10827.9107                  11292.4502
2009-03-31    2009-04-30         18.74%              15.87%      03/2009        11811.8866                  12295.0547
2009-04-30    2009-05-31          4.04%               2.16%      04/2009         14025.225                  14245.9641
2009-05-31    2009-06-30         -0.44%              -0.32%      05/2009        14592.4625                  14554.0027
2009-06-30    2009-07-31         11.73%              11.56%      06/2009        14528.9102                   14508.119
2009-07-31    2009-08-31          4.80%               4.73%      07/2009        16233.6059                  16185.8597
2009-08-31    2009-09-30          5.30%               5.02%      08/2009        17013.5321                   16951.943
2009-09-30    2009-10-31         -6.79%              -6.64%      09/2009        17914.6486                  17802.1551
2009-10-31    2009-11-30          3.34%               3.18%      10/2009        16698.0151                  16619.9642
2009-11-30    2009-12-31          7.58%               7.57%      11/2009        17256.1038                  17148.8548
2009-12-31    2010-01-31         -2.47%              -2.93%      12/2009        18564.7496                  18447.7194
2010-01-31    2010-02-28          5.75%               4.64%      01/2010        18105.6695                  17907.0154
2010-02-28    2010-03-31          8.11%               8.32%      02/2010        19146.9974                  18737.3429
2010-03-31    2010-04-30          7.41%               7.00%      03/2010        20699.0266                  20295.8506
2010-04-30    2010-05-31         -8.51%              -8.45%      04/2010        22233.5324                  21715.9329
2010-05-31    2010-06-30         -9.05%              -8.73%      05/2010        20340.6019                  19880.9768
2010-06-30    2010-07-31          7.82%               7.14%      06/2010        18499.9639                  18145.4653
2010-07-31    2010-08-31         -7.87%              -7.52%      07/2010        19946.3247                  19440.7241
2010-08-31    2010-09-30         11.81%              10.74%      08/2010        18376.6308                   17978.906
2010-09-30    2010-10-31          4.37%               3.87%      09/2010        20546.2059                  19909.2802
2010-10-31    2010-11-30          3.88%               2.54%      10/2010        21444.8918                  20680.6323
2010-11-30    2010-12-31          8.70%               8.31%      11/2010        22276.1762                  21206.2354
2010-12-31    2011-01-31          0.42%               0.05%      12/2010        24214.0352                  22968.1423
2011-01-31    2011-02-28          5.66%               5.08%      01/2011        24315.5379                  22980.6742
2011-02-28    2011-03-31          1.84%               1.39%      02/2011        25691.4635                  24147.5498
2011-03-31    2011-04-30          1.77%               1.62%      03/2011        26165.1428                  24483.1098
2011-04-30    2011-05-31         -2.37%              -1.79%      04/2011         26627.544                  24880.9149
2011-05-31    2011-06-30         -1.99%              -2.46%      05/2011        25995.9716                  24435.2112
2011-06-30    2011-07-31         -3.15%              -3.31%      06/2011        25479.5444                  23834.3689
2011-07-31    2011-08-31        -10.06%              -8.83%      07/2011        24678.0169                  23046.2218
2011-08-31    2011-09-30        -11.90%             -10.92%      08/2011        22194.4105                  21010.5963
2011-09-30    2011-10-31         15.79%              14.41%      09/2011        19554.3021                  18716.0314
2011-10-31    2011-11-30         -0.20%              -0.20%      10/2011        22641.8235                   21413.067
2011-11-30    2011-12-31          0.98%               1.57%      11/2011        22596.5851                  21370.2756
2011-12-31    2012-01-31          6.42%               6.65%      12/2011        22817.2263                  21704.7391
2012-01-31    2012-02-29          3.74%               1.49%      01/2012        24282.3443                  23147.4867
2012-02-29    2012-03-31          2.04%               3.10%      02/2012        25190.9447                  23491.8428
2012-03-31    2012-04-30         -1.63%              -1.45%      03/2012        25705.5293                  24220.4335
2012-04-30    2012-05-31         -7.32%              -6.11%      04/2012        25285.2444                   23869.978
2012-05-31    2012-06-30          3.95%               4.82%      05/2012        23433.7193                  22411.3443
2012-06-30    2012-07-31         -0.37%              -1.02%      06/2012        24359.9768                  23491.8676
2012-07-31    2012-08-31          4.51%               3.08%      07/2012        24268.7836                  23251.8041
2012-08-31    2012-09-30          3.24%               3.56%      08/2012        25363.1017                  23969.1165
2012-09-30    2012-10-31         -0.22%              -1.25%      09/2012        26183.8254                  24823.0361
                                                              10/31/2012        26126.7551                  24511.7359

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN      YEAR   YEARS  YEARS
                                    -----  ------  -----
                                   15.39%   0.42% 10.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS. RUSSELL 2000(R) INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                               TAX-MANAGED U.S.
BEGINDATE       ENDDATE     FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE        SMALL CAP PORTFOLIO       RUSSELL 2000 (R) INDEX
----------    -----------   -----------   -----------------   ----------      -------------------       -----------------------
2002-10-31    2002-11-30          8.28%               8.92%      10/2002                 10000                      10000
2002-11-30    2002-12-31         -5.26%              -5.57%      11/2002            10828.3003                      10892
2002-12-31    2003-01-31         -2.86%              -2.77%      12/2002            10258.5969                 10285.3156
2003-01-31    2003-02-28         -3.29%              -3.02%      01/2003             9965.0007                 10000.4124
2003-02-28    2003-03-31          0.81%               1.29%      02/2003            9636.86376                  9698.3999
2003-03-31    2003-04-30         10.04%               9.48%      03/2003            9714.58041                 9823.50926
2003-04-30    2003-05-31         11.23%              10.73%      04/2003             10690.356                 10754.7779
2003-05-31    2003-06-30          2.98%               1.81%      05/2003            11890.6464                 11908.7656
2003-06-30    2003-07-31          6.21%               6.26%      06/2003            12244.6889                 12124.3143
2003-07-31    2003-08-31          5.58%               4.58%      07/2003             13004.585                 12883.2963
2003-08-31    2003-09-30         -1.19%              -1.85%      08/2003            13729.9403                 13473.3513
2003-09-30    2003-10-31          9.42%               8.40%      09/2003            13565.8718                 13224.0943
2003-10-31    2003-11-30          3.78%               3.55%      10/2003            14843.8789                 14334.9182
2003-11-30    2003-12-31          1.93%               2.03%      11/2003            15405.1657                 14843.8078
2003-12-31    2004-01-31          4.57%               4.34%      12/2003            15702.4259                 15145.1371
2004-01-31    2004-02-29          0.84%               0.90%      01/2004            16419.7078                 15802.4361
2004-02-29    2004-03-31          0.68%               0.93%      02/2004            16557.9791                  15944.658
2004-03-31    2004-04-30         -4.35%              -5.10%      03/2004            16670.3244                 16092.9433
2004-04-30    2004-05-31          1.03%               1.59%      04/2004            15944.4005                 15272.2032
2004-05-31    2004-06-30          3.81%               4.21%      05/2004            16108.5976                 15515.0313
2004-06-30    2004-07-31         -7.29%              -6.73%      06/2004            16722.1761                 16168.2141
2004-07-31    2004-08-31         -1.45%              -0.51%      07/2004             15503.661                 15080.0933
2004-08-31    2004-09-30          5.03%               4.69%      08/2004            15278.9702                 15003.1848
2004-09-30    2004-10-31          1.88%               1.97%      09/2004            16048.1039                 15706.8342
2004-10-31    2004-11-30          8.51%               8.67%      10/2004            16350.5722                 16016.2588
2004-11-30    2004-12-31          4.09%               2.96%      11/2004            17741.9264                 17404.8684
2004-12-31    2005-01-31         -3.51%              -4.17%      12/2004            18467.4122                 17920.0525
2005-01-31    2005-02-28          1.94%               1.69%      01/2005            17818.6741                 17172.7863
2005-02-28    2005-03-31         -2.86%              -2.86%      02/2005            18164.6677                 17463.0064
2005-03-31    2005-04-30         -6.18%              -5.73%      03/2005            17645.6772                 16963.5644
2005-04-30    2005-05-31          6.79%               6.55%      04/2005            16555.7972                 15991.5522
2005-05-31    2005-06-30          3.56%               3.86%      05/2005            17680.2766                 17038.2117
2005-06-30    2005-07-31          7.04%               6.34%      06/2005            18309.2968                 17695.4133
2005-07-31    2005-08-31         -1.15%              -1.85%      07/2005             19598.562                 18816.4868
2005-08-31    2005-09-30          0.94%               0.31%      08/2005            19373.5896                 18467.6003
2005-09-30    2005-10-31         -3.05%              -3.10%      09/2005            19555.2905                 18525.5593
2005-10-31    2005-11-30          4.79%               4.85%      10/2005            18957.9841                 17950.3663
2005-11-30    2005-12-31          0.06%              -0.46%      11/2005            19866.9285                 18821.7498
2005-12-31    2006-01-31          8.98%               8.97%      12/2005            19878.3198                 18735.7439
2006-01-31    2006-02-28         -0.56%              -0.28%      01/2006            21664.1611                 20415.8219
2006-02-28    2006-03-31          4.60%               4.85%      02/2006            21542.7932                  20359.595
2006-03-31    2006-04-30          0.50%              -0.02%      03/2006            22533.8309                 21347.3628
2006-04-30    2006-05-31         -5.67%              -5.62%      04/2006            22646.5434                 21343.8986
2006-05-31    2006-06-30         -0.44%               0.64%      05/2006            21363.3549                 20145.2134
2006-06-30    2006-07-31         -4.00%              -3.25%      06/2006            21270.0494                 20274.7884
2006-07-31    2006-08-31          2.25%               2.96%      07/2006            20419.5945                 19615.0551
2006-08-31    2006-09-30          0.69%               0.83%      08/2006            20879.5344                 20195.7776
2006-09-30    2006-10-31          5.41%               5.76%      09/2006            21024.0962                 20363.9253
2006-10-31    2006-11-30          2.98%               2.63%      10/2006            22162.1775                 21536.4388
2006-11-30    2006-12-31          0.59%               0.33%      11/2006            22822.4384                 22102.9618
2006-12-31    2007-01-31          1.82%               1.67%      12/2006            22956.5201                  22176.967
2007-01-31    2007-02-28         -0.22%              -0.79%      01/2007            23374.2278                 22548.0879
2007-02-28    2007-03-31          1.37%               1.07%      02/2007            23322.0144                 22369.1651
2007-03-31    2007-04-30          2.28%               1.80%      03/2007            23640.8958                 22608.6376
2007-04-30    2007-05-31          4.18%               4.10%      04/2007            24180.7615                 23014.7434
2007-05-31    2007-06-30         -1.03%              -1.46%      05/2007             25190.833                 23958.4963
2007-06-30    2007-07-31         -5.98%              -6.84%      06/2007            24932.3381                 23608.0126
2007-07-31    2007-08-31          0.71%               2.27%      07/2007             23441.107                 21993.3485
2007-08-31    2007-09-30          1.65%               1.72%      08/2007            23606.7993                 22491.8451
2007-09-30    2007-10-31          2.15%               2.87%      09/2007            23997.3468                 22877.9141
2007-10-31    2007-11-30         -7.77%              -7.18%      10/2007            24513.1368                 23534.2932
2007-11-30    2007-12-31         -0.11%              -0.06%      11/2007            22607.3366                 21844.3955
2007-12-31    2008-01-31         -7.29%              -6.82%      12/2007            22582.3496                 21830.7651
2008-01-31    2008-02-29         -2.61%              -3.71%      01/2008            20935.1214                 20342.0288
2008-02-29    2008-03-31          0.01%               0.42%      02/2008            20389.2376                 19588.0138
2008-03-31    2008-04-30          3.15%               4.19%      03/2008            20391.0782                 19670.2834
2008-04-30    2008-05-31          4.61%               4.59%      04/2008            21033.6945                 20493.8858
2008-05-31    2008-06-30         -7.89%              -7.70%      05/2008            22002.4146                 21435.3106
2008-06-30    2008-07-31          2.47%               3.70%      06/2008            20266.7704                 19785.0528
2008-07-31    2008-08-31          2.45%               3.61%      07/2008            20766.4727                 20517.2251
2008-08-31    2008-09-30         -9.20%              -7.97%      08/2008            21275.7846                 21257.8969
2008-09-30    2008-10-31        -21.05%             -20.80%      09/2008            19318.8928                 19564.0607
2008-10-31    2008-11-30        -12.63%             -11.83%      10/2008            15252.7717                 15494.1603
2008-11-30    2008-12-31          4.34%               5.80%      11/2008            13325.7001                 13661.4046
2008-12-31    2009-01-31        -11.73%             -11.12%      12/2008            13903.4283                 14454.3276
2009-01-31    2009-02-28        -12.26%             -12.15%      01/2009            12272.2999                 12846.6982
2009-02-28    2009-03-31          9.72%               8.93%      02/2009            10767.3897                 11285.5235
2009-03-31    2009-04-30         16.38%              15.46%      03/2009            11813.4869                 12292.9478
2009-04-30    2009-05-31          3.04%               3.01%      04/2009            13748.3708                 14193.2203
2009-05-31    2009-06-30          2.46%               1.47%      05/2009            14166.4612                 14621.1322
2009-06-30    2009-07-31          9.46%               9.63%      06/2009            14514.7452                 14835.8875
2009-07-31    2009-08-31          1.84%               2.87%      07/2009            15888.2882                  16264.739
2009-08-31    2009-09-30          5.37%               5.77%      08/2009            16180.5314                 16731.1224
2009-09-30    2009-10-31         -6.98%              -6.79%      09/2009            17050.0729                 17696.1241
2009-10-31    2009-11-30          2.34%               3.14%      10/2009            15860.0792                 16494.6437
2009-11-30    2009-12-31          8.16%               8.05%      11/2009             16230.733                 17012.4178
2009-12-31    2010-01-31         -3.29%              -3.68%      12/2009             17554.427                 18381.8165
2010-01-31    2010-02-28          4.44%               4.50%      01/2010            16977.4291                 17705.1551
2010-02-28    2010-03-31          8.00%               8.14%      02/2010            17730.4603                 18502.6979
2010-03-31    2010-04-30          6.54%               5.66%      03/2010            19149.6118                 20008.6079
2010-04-30    2010-05-31         -7.77%              -7.59%      04/2010            20402.1158                 21140.9797
2010-05-31    2010-06-30         -7.68%              -7.75%      05/2010            18816.9154                  19537.366
2010-06-30    2010-07-31          7.10%               6.87%      06/2010            17371.5578                 18023.3375
2010-07-31    2010-08-31         -7.89%              -7.40%      07/2010            18605.3888                 19261.8884
2010-08-31    2010-09-30         12.42%              12.46%      08/2010            17136.5423                 17835.7781
2010-09-30    2010-10-31          4.23%               4.09%      09/2010            19265.5984                 20058.0511
2010-10-31    2010-11-30          4.30%               3.47%      10/2010            20079.7759                 20878.8555
2010-11-30    2010-12-31          7.79%               7.94%      11/2010            20943.0003                 21602.8004
2010-12-31    2011-01-31         -0.09%              -0.26%      12/2010            22574.6984                 23318.2332
2011-01-31    2011-02-28          5.72%               5.48%      01/2011            22555.0169                 23258.1475
2011-02-28    2011-03-31          3.10%               2.59%      02/2011            23844.1561                 24533.6587
2011-03-31    2011-04-30          2.08%               2.64%      03/2011            24584.5067                  25169.472
2011-04-30    2011-05-31         -2.08%              -1.87%      04/2011            25096.4788                 25834.0982
2011-05-31    2011-06-30         -1.61%              -2.31%      05/2011            24574.6611                  25349.741
2011-06-30    2011-07-31         -3.14%              -3.61%      06/2011            24179.4431                 24765.2826
2011-07-31    2011-08-31         -9.13%              -8.70%      07/2011            23420.4471                 23870.1356
2011-08-31    2011-09-30        -11.12%             -11.21%      08/2011            21281.4584                 21793.3779
2011-09-30    2011-10-31         15.19%              15.14%      09/2011            18914.6202                 19350.2979
2011-10-31    2011-11-30         -0.36%              -0.36%      10/2011            21787.3522                 22279.1215
2011-11-30    2011-12-31          0.83%               0.66%      11/2011            21708.3767                 22197.9098
2011-12-31    2012-01-31          6.75%               7.07%      12/2011            21889.0234                 22344.5402
2012-01-31    2012-02-29          2.46%               2.39%      01/2012            23366.1359                 23923.2044
2012-02-29    2012-03-31          2.86%               2.56%      02/2012            23941.1193                 24495.7435
2012-03-31    2012-04-30         -1.37%              -1.54%      03/2012            24625.1513                 25123.3815
2012-04-30    2012-05-31         -6.45%              -6.62%      04/2012            24288.0921                 24735.3038
2012-05-31    2012-06-30          4.37%               4.99%      05/2012             22721.758                 23098.0829
2012-06-30    2012-07-31         -0.71%              -1.38%      06/2012            23714.5221                 24250.6746
2012-07-31    2012-08-31          3.42%               3.33%      07/2012            23545.4878                 23915.5526
2012-08-31    2012-09-30          3.46%               3.28%      08/2012            24350.8866                 24713.0685
2012-09-30    2012-10-31         -1.46%              -2.17%      09/2012            25194.1445                 25524.5992
                                                              10/31/2012            24825.6926                 24970.8527

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN      YEAR   YEARS  YEARS
                                    -----  ------  -----
                                   13.95%   0.25%  9.52%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

T.A. U.S. CORE EQUITY 2 PORTFOLIO VS. RUSSELL 3000(R) INDEX
OCTOBER 4, 2007-OCTOBER 31, 2012

                                                                              T.A. U.S. CORE EQUITY 2
BEGINDATE      ENDDATE      FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE              PORTFOLIO               RUSSELL 3000 (R) INDEX
---------     ----------    -----------   -----------------   ----------   -----------------------------   -------------------------
2007-10-04    2007-10-31         -0.50%               0.57%      10/2007                10000                         10000
2007-10-31    2007-11-30         -5.53%              -4.50%      10/2007                 9950                    10056.9778
2007-11-30    2007-12-31         -1.01%              -0.61%      11/2007                 9400                    9604.22508
2007-12-31    2008-01-31         -4.63%              -6.06%      12/2007           9305.27233                    9546.10702
2008-01-31    2008-02-29         -2.94%              -3.11%      01/2008           8874.10131                    8967.50272
2008-02-29    2008-03-31         -1.03%              -0.59%      02/2008           8613.39325                    8688.97512
2008-03-31    2008-04-30          4.83%               5.00%      03/2008            8525.0035                    8637.71017
2008-04-30    2008-05-31          2.81%               2.05%      04/2008           8937.17937                    9069.67212
2008-05-31    2008-06-30         -9.24%              -8.25%      05/2008           9188.50613                    9255.47911
2008-06-30    2008-07-31          0.97%              -0.80%      06/2008           8339.28213                    8491.70909
2008-07-31    2008-08-31          2.63%               1.55%      07/2008           8419.95233                    8423.98305
2008-08-31    2008-09-30         -8.52%              -9.40%      08/2008           8641.79538                    8554.55479
2008-09-30    2008-10-31        -19.33%             -17.74%      09/2008           7905.31075                       7750.22
2008-10-31    2008-11-30         -8.89%              -7.89%      10/2008           6376.88319                    6375.64294
2008-11-30    2008-12-31          3.12%               1.91%      11/2008           5810.04913                    5872.35494
2008-12-31    2009-01-31        -10.37%              -8.39%      12/2008           5991.15953                    5984.69683
2009-01-31    2009-02-28        -11.57%             -10.48%      01/2009           5369.62767                    5482.45815
2009-02-28    2009-03-31          9.96%               8.76%      02/2009           4748.09582                    4908.14176
2009-03-31    2009-04-30         13.53%              10.52%      03/2009           5220.82656                    5338.06486
2009-04-30    2009-05-31          4.32%               5.34%      04/2009           5927.17368                    5899.80885
2009-05-31    2009-06-30          0.09%               0.34%      05/2009           6183.09655                    6214.64838
2009-06-30    2009-07-31          8.97%               7.78%      06/2009           6188.38288                    6235.77824
2009-07-31    2009-08-31          4.12%               3.57%      07/2009           6743.48699                    6721.14589
2009-08-31    2009-09-30          4.87%               4.19%      08/2009           7021.03905                    6961.30439
2009-09-30    2009-10-31         -4.34%              -2.57%      09/2009           7362.97702                    7252.95592
2009-10-31    2009-11-30          4.54%               5.68%      10/2009           7043.29595                    7066.41195
2009-11-30    2009-12-31          4.71%               2.85%      11/2009           7362.97702                    7467.95225
2009-12-31    2010-01-31         -3.23%              -3.60%      12/2009            7709.6938                    7680.76843
2010-01-31    2010-02-28          4.17%               3.39%      01/2010             7460.994                    7403.89484
2010-02-28    2010-03-31          7.14%               6.30%      02/2010           7771.86875                    7654.90003
2010-03-31    2010-04-30          3.74%               2.16%      03/2010           8326.63924                    8137.36239
2010-04-30    2010-05-31         -8.05%              -7.90%      04/2010           8638.10953                    8312.97269
2010-05-31    2010-06-30         -7.03%              -5.75%      05/2010           7942.49254                    7656.27163
2010-06-30    2010-07-31          7.48%               6.94%      06/2010           7384.30558                    7216.12841
2010-07-31    2010-08-31         -6.04%              -4.71%      07/2010           7936.30586                    7717.08894
2010-08-31    2010-09-30         10.54%               9.44%      08/2010           7457.21128                    7353.82272
2010-09-30    2010-10-31          3.81%               3.91%      09/2010           8243.16159                    8048.14844
2010-10-31    2010-11-30          1.71%               0.58%      10/2010           8556.98754                     8362.6457
2010-11-30    2010-12-31          7.78%               6.78%      11/2010           8703.43965                    8410.92304
2010-12-31    2011-01-31          2.02%               2.18%      12/2010            9380.3152                    8981.09267
2011-01-31    2011-02-28          4.51%               3.64%      01/2011           9569.60407                    9177.25419
2011-02-28    2011-03-31          1.22%               0.45%      02/2011           10000.7621                    9511.38148
2011-03-31    2011-04-30          2.39%               2.98%      03/2011           10122.9789                    9554.28317
2011-04-30    2011-05-31         -1.63%              -1.14%      04/2011           10365.2563                    9838.66287
2011-05-31    2011-06-30         -1.97%              -1.80%      05/2011           10196.7155                     9726.4035
2011-06-30    2011-07-31         -3.38%              -2.29%      06/2011           9995.70098                    9551.72709
2011-07-31    2011-08-31         -7.55%              -6.00%      07/2011           9657.58001                    9332.99349
2011-08-31    2011-09-30         -9.48%              -7.76%      08/2011           8928.50669                    8773.05885
2011-09-30    2011-10-31         13.25%              11.51%      09/2011           8082.24395                     8092.3082
2011-10-31    2011-11-30         -0.35%              -0.27%      10/2011            9153.5125                    9023.67297
2011-11-30    2011-12-31          0.82%               0.82%      11/2011           9121.69264                     8999.2842
2011-12-31    2012-01-31          5.45%               5.05%      12/2011           9196.55886                    9073.25371
2012-01-31    2012-02-29          4.40%               4.23%      01/2012           9697.99537                      9531.115
2012-02-29    2012-03-31          2.40%               3.08%      02/2012           10124.7498                    9934.30989
2012-03-31    2012-04-30         -1.03%              -0.66%      03/2012           10367.4128                    10240.7513
2012-04-30    2012-05-31         -6.88%              -6.18%      04/2012           10260.5323                    10173.5853
2012-05-31    2012-06-30          3.95%               3.92%      05/2012           9555.12068                    9544.66479
2012-06-30    2012-07-31          0.43%               0.99%      06/2012           9932.74144                     9918.4843
2012-07-31    2012-08-31          3.23%               2.50%      07/2012           9975.69384                    10016.7263
2012-08-31    2012-09-30          3.01%               2.63%      08/2012           10297.8368                     10266.725
2012-09-30    2012-10-31         -0.91%              -1.72%      09/2012           10607.3025                    10536.3292
                                                              10/31/2012           10510.2844                    10354.5927

                   AVERAGE ANNUAL   ONE    FIVE       FROM
                   TOTAL RETURN     YEAR   YEARS   10/04/2007
                                   ------  ------  ----------
                                   14.82%   1.10%       0.99%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIV.)
OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                                  TAX-MANAGED DFA                 MSCI WORLD
BEGINDATE      ENDDATE      FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE     INTERNATIONAL VALUE PORTFOLIO   EX USA INDEX (NET DIV.)
----------    ----------    -----------   -----------------   ----------   -----------------------------   -----------------------
2002-10-31    2002-11-30          5.10%               4.60%      10/2002                  10000                        10000
2002-11-30    2002-12-31         -3.07%              -3.23%      11/2002             10510.2041                   10460.3839
2002-12-31    2003-01-31         -2.30%              -3.81%      12/2002             10188.0128                    10122.316
2003-01-31    2003-02-28         -2.22%              -1.97%      01/2003             9953.80563                   9736.63317
2003-02-28    2003-03-31         -1.74%              -1.93%      02/2003             9732.60995                   9544.69952
2003-03-31    2003-04-30         10.07%               9.60%      03/2003             9563.46031                   9360.75408
2003-04-30    2003-05-31          6.92%               6.20%      04/2003             10526.3121                   10259.0855
2003-05-31    2003-06-30          3.24%               2.43%      05/2003             11254.9567                   10895.3724
2003-06-30    2003-07-31          4.03%               2.29%      06/2003              11619.279                   11160.0507
2003-07-31    2003-08-31          3.55%               2.58%      07/2003             12087.6934                   11416.0851
2003-08-31    2003-09-30          3.33%               3.00%      08/2003             12517.0732                   11710.4564
2003-09-30    2003-10-31          7.14%               6.26%      09/2003             12933.4416                   12061.7856
2003-10-31    2003-11-30          1.78%               2.27%      10/2003             13857.2588                   12817.1043
2003-11-30    2003-12-31          7.37%               7.67%      11/2003             14104.4775                   13107.6332
2003-12-31    2004-01-31          2.79%               1.39%      12/2003             15143.3565                   14112.7269
2004-01-31    2004-02-29          2.72%               2.30%      01/2004              15566.577                   14309.2291
2004-02-29    2004-03-31          1.49%               0.50%      02/2004             15989.7974                   14638.3333
2004-03-31    2004-04-30         -3.02%              -2.62%      03/2004             16227.8589                   14711.6145
2004-04-30    2004-05-31          0.84%               0.47%      04/2004             15738.5103                   14326.5224
2004-05-31    2004-06-30          4.11%               2.31%      05/2004             15870.7667                     14393.49
2004-06-30    2004-07-31         -3.88%              -3.05%      06/2004             16523.6536                   14725.8838
2004-07-31    2004-08-31          0.76%               0.42%      07/2004              15882.995                   14276.8102
2004-08-31    2004-09-30          2.73%               2.91%      08/2004             16003.1185                   14336.1689
2004-09-30    2004-10-31          3.59%               3.59%      09/2004             16439.3982                   14754.0539
2004-10-31    2004-11-30          7.41%               6.65%      10/2004             17029.8746                   15284.2776
2004-11-30    2004-12-31          5.18%               4.22%      11/2004             18291.3468                   16300.7575
2004-12-31    2005-01-31         -0.56%              -1.97%      12/2004             19238.5594                   16989.4067
2005-01-31    2005-02-28          4.03%               4.45%      01/2005             19130.4016                   16654.9427
2005-02-28    2005-03-31         -2.45%              -2.27%      02/2005             19901.0256                   17395.8458
2005-03-31    2005-04-30         -2.99%              -2.55%      03/2005             19414.3157                   17000.9825
2005-04-30    2005-05-31          0.14%               0.18%      04/2005             18832.9678                   16567.4843
2005-05-31    2005-06-30          1.68%               1.63%      05/2005             18860.0073                   16597.6975
2005-06-30    2005-07-31          4.35%               3.23%      06/2005             19176.5289                   16869.0038
2005-07-31    2005-08-31          3.56%               2.76%      07/2005             20011.4813                   17413.7949
2005-08-31    2005-09-30          3.08%               4.56%      08/2005              20723.244                   17894.5395
2005-09-30    2005-10-31         -1.74%              -3.23%      09/2005             21360.9956                   18711.1896
2005-10-31    2005-11-30          1.64%               2.65%      10/2005             20989.6196                   18106.5845
2005-11-30    2005-12-31          5.11%               4.64%      11/2005             21333.4863                   18586.0772
2005-12-31    2006-01-31          6.89%               6.32%      12/2005             22424.0606                   19447.8385
2006-01-31    2006-02-28          1.00%              -0.34%      01/2006             23968.6108                    20677.908
2006-02-28    2006-03-31          3.83%               3.17%      02/2006              24207.314                   20608.4637
2006-03-31    2006-04-30          5.14%               4.78%      03/2006             25134.0441                   21262.0385
2006-04-30    2006-05-31         -4.09%              -3.80%      04/2006             26425.8497                   22278.7298
2006-05-31    2006-06-30         -0.84%              -0.13%      05/2006             25344.6646                   21432.3108
2006-06-30    2006-07-31          1.59%               0.94%      06/2006             25130.7234                   21404.7152
2006-07-31    2006-08-31          3.30%               2.84%      07/2006             25530.9852                   21605.2657
2006-08-31    2006-09-30          1.16%              -0.08%      08/2006              26374.394                    22219.306
2006-09-30    2006-10-31          4.43%               3.95%      09/2006             26681.2058                   22201.4165
2006-10-31    2006-11-30          3.37%               2.98%      10/2006             27864.4719                   23078.8128
2006-11-30    2006-12-31          3.85%               2.87%      11/2006             28802.4266                   23766.2318
2006-12-31    2007-01-31          1.92%               0.61%      12/2006             29911.2382                   24447.6786
2007-01-31    2007-02-28         -0.15%               0.80%      01/2007             30486.7456                   24596.8152
2007-02-28    2007-03-31          3.34%               2.56%      02/2007             30441.3108                   24793.5831
2007-03-31    2007-04-30          4.91%               4.55%      03/2007             31457.5908                   25428.8755
2007-04-30    2007-05-31          3.35%               2.22%      04/2007             33002.4508                    26585.833
2007-05-31    2007-06-30         -0.80%               0.10%      05/2007             34108.0859                   27176.2271
2007-06-30    2007-07-31         -2.68%              -1.38%      06/2007             33834.1951                   27203.4992
2007-07-31    2007-08-31         -1.17%              -1.45%      07/2007             32926.8235                   26827.4513
2007-08-31    2007-09-30          5.34%               5.68%      08/2007              32542.344                   26439.1323
2007-09-30    2007-10-31          4.87%               4.35%      09/2007             34278.7347                   27941.2322
2007-10-31    2007-11-30         -5.84%              -3.91%      10/2007             35947.1003                   29155.8544
2007-11-30    2007-12-31         -2.09%              -1.88%      11/2007             33846.1954                   28015.6987
2007-12-31    2008-01-31         -8.34%              -9.02%      12/2007             33139.8169                   27489.0589
2008-01-31    2008-02-29         -1.45%               1.81%      01/2008             30375.3388                    25010.607
2008-02-29    2008-03-31          1.43%              -1.43%      02/2008             29934.3791                   25463.8556
2008-03-31    2008-04-30          4.36%               5.56%      03/2008             30362.9249                   25100.3642
2008-04-30    2008-05-31          0.05%               1.52%      04/2008             31686.7416                   26495.5837
2008-05-31    2008-06-30         -9.69%              -7.78%      05/2008             31703.7136                    26897.647
2008-06-30    2008-07-31         -2.61%              -3.56%      06/2008             28630.4603                   24806.0112
2008-07-31    2008-08-31         -4.23%              -3.87%      07/2008             27883.8807                   23923.2586
2008-08-31    2008-09-30        -10.76%             -14.44%      08/2008             26703.2431                   22998.0751
2008-09-30    2008-10-31        -22.71%             -20.80%      09/2008             23831.1352                   19677.6523
2008-10-31    2008-11-30         -6.54%              -5.42%      10/2008              18418.936                   15584.3142
2008-11-30    2008-12-31          7.07%               5.27%      11/2008             17214.2852                   14739.1788
2008-12-31    2009-01-31        -13.34%              -9.33%      12/2008             18431.3886                   15516.1603
2009-01-31    2009-02-28        -12.62%             -10.12%      01/2009             15972.6909                   14068.3921
2009-02-28    2009-03-31          9.96%               6.59%      02/2009              13956.205                   12644.2239
2009-03-31    2009-04-30         18.01%              12.90%      03/2009             15346.3981                   13477.4218
2009-04-30    2009-05-31         14.87%              12.65%      04/2009             18110.8763                   15215.4507
2009-05-31    2009-06-30         -1.34%              -1.04%      05/2009             20804.4704                   17139.6911
2009-06-30    2009-07-31         11.66%               9.39%      06/2009             20524.7152                   16962.2042
2009-07-31    2009-08-31          5.42%               4.79%      07/2009             22917.1666                   18554.9158
2009-08-31    2009-09-30          4.88%               4.13%      08/2009             24158.3633                   19444.1667
2009-09-30    2009-10-31         -3.85%              -1.61%      09/2009             25337.1416                   20246.4017
2009-10-31    2009-11-30          2.97%               2.47%      10/2009             24361.9416                   19921.3837
2009-11-30    2009-12-31          1.24%               1.59%      11/2009              25084.312                   20414.2895
2009-12-31    2010-01-31         -5.93%              -4.69%      12/2009             25396.5539                    20739.715
2010-01-31    2010-02-28          0.30%              -0.10%      01/2010             23890.9011                   19767.5532
2010-02-28    2010-03-31          7.56%               6.44%      02/2010             23963.4627                    19747.743
2010-03-31    2010-04-30         -1.69%              -1.49%      03/2010             25774.7241                   21018.9724
2010-04-30    2010-05-31        -11.68%             -11.03%      04/2010              25338.788                   20705.5737
2010-05-31    2010-06-30         -1.70%              -1.45%      05/2010             22378.0551                   18420.7186
2010-06-30    2010-07-31         11.90%               9.24%      06/2010             21997.9311                   18154.2407
2010-07-31    2010-08-31         -4.79%              -2.99%      07/2010             24616.2934                   19832.1515
2010-08-31    2010-09-30         10.67%               9.59%      08/2010             23436.1865                   19239.3736
2010-09-30    2010-10-31          3.64%               3.56%      09/2010             25937.5003                   21084.9473
2010-10-31    2010-11-30         -4.75%              -4.23%      10/2010             26881.0185                   21836.0801
2010-11-30    2010-12-31          9.31%               8.05%      11/2010             25604.4939                   20911.3337
2010-12-31    2011-01-31          4.25%               2.15%      12/2010             27988.9809                    22595.147
2011-01-31    2011-02-28          3.31%               3.71%      01/2011             29179.2099                   23081.8896
2011-02-28    2011-03-31         -2.65%              -2.00%      02/2011             30146.2711                    23937.755
2011-03-31    2011-04-30          5.21%               5.45%      03/2011             29347.4889                   23458.2218
2011-04-30    2011-05-31         -3.80%              -2.96%      04/2011             30876.3924                   24735.7951
2011-05-31    2011-06-30         -1.65%              -1.42%      05/2011             29701.7471                   24002.5183
2011-06-30    2011-07-31         -3.18%              -1.65%      06/2011             29211.3854                   23660.6711
2011-07-31    2011-08-31        -10.59%              -8.45%      07/2011             28282.5354                    23270.368
2011-08-31    2011-09-30        -10.83%             -10.04%      08/2011              25287.468                   21303.0186
2011-09-30    2011-10-31          9.90%               9.73%      09/2011             22548.4271                   19163.7078
2011-10-31    2011-11-30         -3.16%              -4.62%      10/2011              24780.378                   21027.4438
2011-11-30    2011-12-31         -2.86%              -1.09%      11/2011             23998.2413                   20055.7084
2011-12-31    2012-01-31          6.69%               5.40%      12/2011             23311.6606                   19836.8657
2012-01-31    2012-02-29          5.50%               5.50%      01/2012             24870.9046                   20907.8635
2012-02-29    2012-03-31         -0.85%              -0.74%      02/2012             26237.6494                   22057.3475
2012-03-31    2012-04-30         -3.71%              -1.70%      03/2012             26014.4532                   21894.0932
2012-04-30    2012-05-31        -12.47%             -11.40%      04/2012             25050.2407                   21522.4871
2012-05-31    2012-06-30          7.11%               6.55%      05/2012             21926.1922                   19068.8287
2012-06-30    2012-07-31         -0.50%               1.25%      06/2012             23485.1486                   20318.2827
2012-07-31    2012-08-31          4.12%               2.85%      07/2012             23367.3301                   20571.2744
2012-08-31    2012-09-30          3.46%               3.04%      08/2012             24329.5143                   21158.1985
2012-09-30    2012-10-31          1.18%               0.70%      09/2012             25172.0073                   21800.5948
                                                              10/31/2012             25467.9164                    21953.366

                   AVERAGE ANNUAL   ONE    FIVE    TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                   ------  ------  -----
                                    2.77%  -6.66%  9.80%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 6, 2008-OCTOBER 31, 2012

                                                                                                   MSCI ALL
                                                                             T.A. WORLD EX       COUNTRY WORLD
                                                                              U.S. CORE           EX USA INDEX
BEGINDATE       ENDDATE     FUNDRETURNS   BENCHMARK0RETURNS    ENDDATE     EQUITY PORTFOLIO        (NET DIV.)
----------    -----------   -----------   -----------------   ----------   ----------------    -------------------
2008-03-06    2008-03-31          1.60%              -0.60%      03/2008            10000             10000
2008-03-31    2008-04-30          4.63%               6.05%      03/2008            10160        9939.64024
2008-04-30    2008-05-31          1.13%               1.58%      04/2008            10630        10541.2923
2008-05-31    2008-06-30         -9.94%              -8.22%      05/2008            10750         10708.281
2008-06-30    2008-07-31         -3.35%              -3.60%      06/2008       9681.27651         9828.1567
2008-07-31    2008-08-31         -4.44%              -4.68%      07/2008       9357.21705        9474.26388
2008-08-31    2008-09-30        -13.25%             -15.02%      08/2008       8942.01586        9030.86731
2008-09-30    2008-10-31        -23.56%             -22.02%      09/2008       7756.83092        7674.33197
2008-10-31    2008-11-30         -5.82%              -5.78%      10/2008       5929.30531        5984.54311
2008-11-30    2008-12-31          7.72%               5.70%      11/2008       5584.10602        5638.35663
2008-12-31    2009-01-31        -10.53%              -8.84%      12/2008       6015.37264        5959.62115
2009-01-31    2009-02-28        -10.06%              -9.33%      01/2009       5382.17552        5432.95784
2009-02-28    2009-03-31         10.39%               8.03%      02/2009       4840.89411        4925.89253
2009-03-31    2009-04-30         15.90%              13.63%      03/2009       5343.74965         5321.2682
2009-04-30    2009-05-31         16.03%              13.54%      04/2009       6193.42632        6046.43765
2009-05-31    2009-06-30         -0.94%              -1.10%      05/2009       7186.42194        6865.02392
2009-06-30    2009-07-31         10.76%               9.78%      06/2009       7118.78102        6789.40857
2009-07-31    2009-08-31          4.07%               3.70%      07/2009       7884.46386         7453.2957
2009-08-31    2009-09-30          5.80%               5.14%      08/2009       8205.22289        7729.10426
2009-09-30    2009-10-31         -2.75%              -1.24%      09/2009       8680.81349        8126.08715
2009-10-31    2009-11-30          3.57%               2.87%      10/2009       8441.98728        8025.42546
2009-11-30    2009-12-31          2.07%               2.11%      11/2009       8743.11598        8255.43213
2009-12-31    2010-01-31         -4.91%              -4.89%      12/2009       8924.33763        8429.78164
2010-01-31    2010-02-28          0.49%               0.00%      01/2010       8486.46125        8017.83666
2010-02-28    2010-03-31          7.68%               6.80%      02/2010       8528.16377        8017.84251
2010-03-31    2010-04-30         -0.34%              -0.88%      03/2010       9183.12706        8563.28577
2010-04-30    2010-05-31        -11.17%             -10.52%      04/2010       9151.82094        8487.94174
2010-05-31    2010-06-30         -0.96%              -1.28%      05/2010       8129.15452        7594.67027
2010-06-30    2010-07-31         10.22%               9.03%      06/2010       8051.24634        7497.25785
2010-07-31    2010-08-31         -3.33%              -2.75%      07/2010       8874.30953        8174.25804
2010-08-31    2010-09-30         11.09%               9.95%      08/2010       8578.85095        7949.66863
2010-09-30    2010-10-31          3.44%               3.41%      09/2010       9530.55986        8740.50743
2010-10-31    2010-11-30         -3.76%              -3.86%      10/2010        9858.8347        9038.24209
2010-11-30    2010-12-31          8.70%               7.83%      11/2010       9488.20182         8689.4674
2010-12-31    2011-01-31          1.14%               0.98%      12/2010       10313.9626        9369.90964
2011-01-31    2011-02-28          2.04%               2.63%      01/2011       10431.1668        9462.13259
2011-02-28    2011-03-31          0.04%              -0.23%      02/2011       10644.2652         9711.3722
2011-03-31    2011-04-30          5.01%               4.89%      03/2011       10648.5571         9689.0432
2011-04-30    2011-05-31         -2.96%              -2.88%      04/2011       11182.0519        10162.3924
2011-05-31    2011-06-30         -1.74%              -1.45%      05/2011       10851.2851        9869.33027
2011-06-30    2011-07-31         -1.62%              -1.36%      06/2011       10662.9543        9726.12514
2011-07-31    2011-08-31         -9.16%              -8.57%      07/2011       10490.2749        9593.41623
2011-08-31    2011-09-30        -13.13%             -11.13%      08/2011       9529.74562        8771.28321
2011-09-30    2011-10-31         10.10%              10.53%      09/2011       8278.02661        7795.47095
2011-10-31    2011-11-30         -3.46%              -5.10%      10/2011       9114.52011        8616.68284
2011-11-30    2011-12-31         -2.73%              -1.12%      11/2011        8799.4771         8176.9591
2011-12-31    2012-01-31          8.58%               6.78%      12/2011       8559.55668        8085.53362
2012-01-31    2012-02-29          5.54%               5.62%      01/2012       9293.85924        8634.09828
2012-02-29    2012-03-31         -0.89%              -1.38%      02/2012       9808.96701          9119.136
2012-03-31    2012-04-30         -2.26%              -1.58%      03/2012        9721.2521        8993.71245
2012-04-30    2012-05-31        -11.55%             -11.36%      04/2012       9501.81075        8851.91165
2012-05-31    2012-06-30          5.64%               5.90%      05/2012       8404.60396        7846.70381
2012-06-30    2012-07-31         -0.13%               1.41%      06/2012       8878.33592        8309.49168
2012-07-31    2012-08-31          2.89%               2.09%      07/2012       8867.21018         8426.9202
2012-08-31    2012-09-30          4.07%               3.74%      08/2012       9123.10207        8603.12427
2012-09-30    2012-10-31          0.71%               0.39%      09/2012       9494.11477        8924.51152
                                                              10/31/2012       9561.13205        8959.19747

                   AVERAGE ANNUAL   ONE YEAR   FROM 03/06/2008
                   TOTAL RETURN     --------   ---------------
                                       4.90%            -0.96%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2012

     The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

     Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

     Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

     The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell 3000(R)Index ..........................   14.75%
Russell Microcap(R)Index (micro cap stocks) ...   16.49%
Russell 2000(R)Index (small cap stocks) .......   12.08%
Russell 1000(R)Index (large cap stocks) .......   14.97%
Dow Jones US Select REIT Index ................   14.09%

     The value premium was positive across both large cap and small cap stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell 2000(R)Value Index (small cap value stocks) ......   14.47%
Russell 2000(R)Growth Index (small cap growth stocks) ....    9.70%
Russell 1000(R)Value Index (large cap value stocks) ......   16.89%
Russell 1000(R)Growth Index (large cap growth stocks) ....   13.02%

----------
Source: Russell data copyright(C)Russell Investment Group 1995-2012, all rights reserved.

     For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

     The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to U.S. value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

     For the 12 months ended October 31, 2012, total returns were 18.34% for the Portfolio and 16.70% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks generally outperformed during the period. The Master Fund's more prominent value characteristics as compared to the Index was the primary contributor to relative outperformance. The Master Fund's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

TAX-MANAGED U.S. EQUITY PORTFOLIO

     The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to the U.S. equity universe, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,500 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 14.57% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's return is net of fees and expenses which contributed to the underperformance. The Portfolio's exclusion of REITs detracted from relative performance as this sector outperformed the overall Index.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

     The Tax-Managed U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small- and mid-capitalization value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,500 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 15.39% for the Portfolio and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to deep value stocks in the mid-cap size range was the primary contributor to the Portfolio's relative outperformance. Mid-caps generally outperformed small cap stocks over the period. The Portfolio's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

     The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,000 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 13.95% for the Portfolio and 12.08% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to the smallest micro cap stocks was a primary contributor to relative outperformance. The Portfolio also had less exposure than the Index to mid-cap stocks which contributed to outperformance as these stocks underperformed small cap and micro cap stocks.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

     The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and value stocks relative to the market while considering federal income tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,800 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 14.82% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's emphasis on value stocks across all size categories was the primary contributor to relative outperformance. The portfolio's exclusion of REITs detracted from relative performance as this sector outperformed the overall Index.

INTERNATIONAL EQUITY MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2012

     The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                        U.S. DOLLAR
                                          RETURN
                                        -----------
MSCI World ex USA Index .............      4.40%
MSCI World ex USA Small Cap Index ...      4.86%
MSCI World ex USA Value Index .......      4.74%
MSCI World ex USA Growth Index ......      3.99%

----------
     The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                                       LOCAL
                                                      CURRENCY  U.S. DOLLAR
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP    RETURN     RETURN
---------------------------------------------------   -------- -----------
United Kingdom .....................................     8.61%     8.41%
Japan ..............................................    -0.86%    -3.28%
Canada .............................................     3.34%     2.69%
France .............................................    10.04%     2.23%
Australia ..........................................    10.20%     7.71%
Switzerland ........................................    17.41%     9.79%
Germany ............................................    18.18%     9.79%
Spain ..............................................    -6.40%   -13.04%
Sweden .............................................     9.26%     6.47%
Hong Kong ..........................................    16.12%    16.34%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

     Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                        U.S. DOLLAR
                                          RETURN
                                        -----------
MSCI Emerging Markets Index ..............  2.63%
MSCI Emerging Markets Small Cap Index ....  3.74%
MSCI Emerging Markets Value Index ........  1.36%
MSCI Emerging Markets Growth Index .......  3.89%

----------
     The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                                       LOCAL
                                                      CURRENCY U.S. DOLLAR
TEN LARGEST EMERGING MARKETS BY MARKET CAP             RETURN    RETURN
---------------------------------------------------   -------- -----------
China ..............................................    7.71%      7.92%
South Korea ........................................    1.71%      3.35%
Brazil .............................................    4.65%    -12.68%
Taiwan .............................................   -1.78%      0.59%
South Africa .......................................   17.70%      6.84%
India ..............................................    5.24%     -4.73%
Russia .............................................   -1.42%     -4.50%
Mexico .............................................   16.32%     17.03%
Malaysia ...........................................   11.39%     12.19%
Indonesia ..........................................   12.64%      3.82%

----------

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

     The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 490 securities in 23 developed countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ending October 31, 2012, total returns were 2.77% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). The Portfolio focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by book-to-market, generally underperformed during the period. The Portfolio had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Portfolio has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index contributed to relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

     The T.A. World ex U.S. Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics, while considering federal income tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 6,300 securities in 23 developed markets and 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 4.90% for the Portfolio and 3.98% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                                   BEGINNING    ENDING                  EXPENSES
                                                    ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                     VALUE      VALUE       EXPENSE      DURING
                                                   05/01/12    10/31/12      RATIO*     PERIOD*
                                                   ---------   ---------   ----------   --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
Actual Fund Return .............................   $1,000.00   $1,063.96      0.37%      $1.92
Hypothetical 5% Annual Return ..................   $1,000.00   $1,023.28      0.37%      $1.88

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                   BEGINNING    ENDING                  EXPENSES
                                                    ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                     VALUE      VALUE       EXPENSE      DURING
                                                   05/01/12    10/31/12      RATIO*     PERIOD*
                                                   ---------   ---------   ----------   --------
TAX-MANAGED U.S. EQUITY PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,017.24      0.22%      $1.12
Hypothetical 5% Annual Return ..................   $1,000.00   $1,024.03      0.22%      $1.12
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,033.30      0.44%      $2.25
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.92      0.44%      $2.24
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,022.13      0.52%      $2.64
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.52      0.52%      $2.64
T.A. U.S. CORE EQUITY 2 PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,024.35      0.24%      $1.22
Hypothetical 5% Annual Return ..................   $1,000.00   $1,023.93      0.24%      $1.22
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,016.66      0.55%      $2.79
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.37      0.55%      $2.80
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Actual Fund Return .............................   $1,000.00   $1,006.25      0.49%      $2.47
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.67      0.49%      $2.49

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

     The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

                                                  AFFILIATED INVESTMENT COMPANY
                                                  -----------------------------
Tax-Managed U.S. Marketwide Value Portfolio ....               100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

Consumer Discretionary .......    12.7%
Consumer Staples .............    10.2%
Energy .......................    10.8%
Financials ...................    13.3%
Health Care ..................    12.2%
Industrials ..................    11.0%
Information Technology .......    19.1%
Materials ....................     4.0%
Other ........................      --
Telecommunication Services ...     2.9%
Utilities ....................     3.8%
                                 -----
                                 100.0%

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

Consumer Discretionary .......    18.1%
Consumer Staples .............     4.6%
Energy .......................     8.0%
Financials ...................    25.5%
Health Care ..................     6.3%
Industrials ..................    15.8%
Information Technology .......    11.4%
Materials ....................     9.2%
Other ........................      --
Telecommunication Services ...     0.6%
Utilities ....................     0.5%
                                 -----
                                 100.0%

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

Consumer Discretionary .......    16.7%
Consumer Staples .............     4.8%
Energy .......................     5.1%
Financials ...................    19.7%
Health Care ..................     9.7%
Industrials ..................    18.0%
Information Technology .......    16.8%
Materials ....................     5.9%
Other ........................      --
Telecommunication Services ...     0.7%
Utilities ....................     2.6%
                                 -----
                                 100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                        T.A. U.S. CORE EQUITY 2 PORTFOLIO

Consumer Discretionary .......    14.9%
Consumer Staples .............     6.5%
Energy .......................    11.3%
Financials ...................    19.2%
Health Care ..................    10.8%
Industrials ..................    13.9%
Information Technology .......    12.6%
Materials ....................     5.1%
Other ........................      --
Telecommunication Services ...     3.3%
Utilities ....................     2.4%
                                 -----
                                 100.0%

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

Consumer Discretionary .......     9.3%
Consumer Staples .............     5.3%
Energy .......................    15.2%
Financials ...................    30.6%
Health Care ..................     1.7%
Industrials ..................    10.3%
Information Technology .......     3.1%
Materials ....................    13.4%
Telecommunication Services ...     7.8%
Utilities ....................     3.3%
                                 -----
                                 100.0%

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

Consumer Discretionary .......    12.3%
Consumer Staples .............     7.4%
Energy .......................     9.5%
Financials ...................    25.5%
Health Care ..................     4.6%
Industrials ..................    15.5%
Information Technology .......     6.1%
Materials ....................    12.6%
Telecommunication Services ...     3.4%
Utilities ....................     3.1%
                                 -----
                                 100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                                                         VALUE+
                                                                                                     --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company ...   $2,345,657,128
                                                                                                     --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,823,671,987) ......................................................................   $2,345,657,128
                                                                                                     ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2012

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (91.1%)
Consumer Discretionary -- (11.5%)
   *Amazon.com, Inc ......................................................         37,203   $    8,661,602         0.6%
   Comcast Corp. Class A .................................................        220,503        8,271,068         0.5%
   #Home Depot, Inc. (The) ...............................................        169,942       10,431,040         0.7%
   McDonald's Corp .......................................................        100,226        8,699,617         0.6%
   Walt Disney Co. (The) .................................................        177,091        8,689,855         0.6%
   Other Securities ......................................................                     147,174,509         9.6%
                                                                                            --------------        ----
Total Consumer Discretionary .............................................                     191,927,691        12.6%
                                                                                            --------------        ----
Consumer Staples -- (9.3%)
   Altria Group, Inc .....................................................        212,300        6,751,140         0.4%
   Coca-Cola Co. (The) ...................................................        422,950       15,725,281         1.0%
   CVS Caremark Corp .....................................................        132,842        6,163,869         0.4%
   PepsiCo, Inc ..........................................................        162,442       11,247,484         0.7%
   Philip Morris International, Inc ......................................        172,030       15,234,977         1.0%
   Procter & Gamble Co. (The) ............................................        286,041       19,805,479         1.3%
   #Wal-Mart Stores, Inc .................................................        194,807       14,614,421         1.0%
   Other Securities ......................................................                      64,764,456         4.3%
                                                                                            --------------        ----
Total Consumer Staples ...................................................                     154,307,107        10.1%
                                                                                            --------------        ----
Energy -- (9.8%)
   #Chevron Corp .........................................................        204,675       22,557,232         1.5%
   #ConocoPhillips .......................................................        121,505        7,029,064         0.5%
   #Exxon Mobil Corp .....................................................        477,512       43,534,769         2.9%
   Occidental Petroleum Corp .............................................         84,203        6,648,669         0.4%
   Schlumberger, Ltd .....................................................        138,333        9,618,293         0.6%
   Other Securities ......................................................                      74,270,015         4.9%
                                                                                            --------------        ----
Total Energy .............................................................                     163,658,042        10.8%
                                                                                            --------------        ----
Financials -- (12.1%)
   American Express Co ...................................................        104,890        5,870,693         0.4%
   Bank of America Corp ..................................................      1,120,295       10,441,149         0.7%
   *Berkshire Hathaway, Inc. Class B .....................................        180,751       15,607,849         1.0%
   Citigroup, Inc ........................................................        303,550       11,349,735         0.7%
   Goldman Sachs Group, Inc. (The) .......................................         47,842        5,855,382         0.4%
   JPMorgan Chase & Co ...................................................        395,455       16,482,564         1.1%
   U.S. Bancorp ..........................................................        197,250        6,550,672         0.4%
   Wells Fargo & Co ......................................................        524,337       17,664,914         1.2%
   Other Securities ......................................................                     111,667,744         7.3%
                                                                                            --------------        ----
Total Financials .........................................................                     201,490,702        13.2%
                                                                                            --------------        ----
Health Care -- (11.1%)
   Abbott Laboratories ...................................................        163,800       10,732,176         0.7%
   Amgen, Inc ............................................................         80,471        6,964,363         0.5%
   #Bristol-Myers Squibb Co ..............................................        175,055        5,820,579         0.4%
   Johnson & Johnson .....................................................        280,554       19,868,834         1.3%
   Merck & Co., Inc ......................................................        316,262       14,431,035         0.9%
   Pfizer, Inc ...........................................................        778,022       19,349,407         1.3%
   UnitedHealth Group, Inc ...............................................        107,055        5,995,080         0.4%
   Other Securities ......................................................                     101,233,017         6.6%
                                                                                            --------------        ----
Total Health Care ........................................................                     184,394,491         12.1%
                                                                                            --------------        ----
Industrials -- (10.0%)
   3M Co .................................................................         66,528        5,827,853         0.4%
   Caterpillar, Inc ......................................................         64,009        5,428,603         0.4%
   General Electric Co ...................................................      1,104,281       23,256,158         1.5%
   Union Pacific Corp ....................................................         48,816        6,005,832         0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (Continued)
   United Parcel Service, Inc. Class B ...................................         73,850   $    5,409,512         0.3%
   United Technologies Corp ..............................................         89,090        6,963,274         0.5%
   Other Securities ......................................................                     113,162,546         7.4%
                                                                                            --------------        ----
Total Industrials ........................................................                     166,053,778        10.9%
                                                                                            --------------        ----
Information Technology -- (17.4%)
   Apple, Inc ............................................................         99,202       59,035,110         3.9%
   *Cisco Systems, Inc ...................................................        555,895        9,528,040         0.6%
   *eBay, Inc ............................................................        121,540        5,869,167         0.4%
   *Google, Inc. Class A .................................................         27,259       18,529,850         1.2%
   Intel Corp ............................................................        512,408       11,080,823         0.7%
   International Business Machines Corp ..................................        113,332       22,046,474         1.5%
   Microsoft Corp ........................................................        786,236       22,435,244         1.5%
   Oracle Corp ...........................................................        401,875       12,478,219         0.8%
   QUALCOMM, Inc .........................................................        174,876       10,243,362         0.7%
   Visa, Inc .............................................................         54,998        7,631,522         0.5%
   Other Securities ......................................................                     110,004,680         7.2%
                                                                                            --------------        ----
Total Information Technology .............................................                     288,882,491        19.0%
                                                                                            --------------        ----
Materials -- (3.7%)
   Other Securities ......................................................                      61,138,569         4.0%
                                                                                            --------------        ----
Other -- (0.0%)
   Other Securities ......................................................                               6         0.0%
                                                                                            --------------        ----
Telecommunication Services -- (2.7%)
   AT&T, Inc .............................................................        608,382       21,043,933         1.4%
   Verizon Communications, Inc ...........................................        294,471       13,145,185         0.8%
   Other Securities ......................................................                      10,129,550         0.7%
                                                                                            --------------        ----
Total Telecommunication Services .........................................                      44,318,668         2.9%
                                                                                            --------------        ----
Utilities -- (3.5%)
   Other Securities ......................................................                      57,616,276         3.8%
                                                                                            --------------        ----
TOTAL COMMON STOCKS ......................................................                   1,513,787,821        99.4%
                                                                                            --------------        ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   Other Securities ......................................................                             422         0.0%
                                                                                            --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                           2,280         0.0%
                                                                                            --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...      6,980,643        6,980,643         0.5%
                                                                                            --------------        ----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)
                                                                             ------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@ DFA Short Term Investment Fund ......................................     12,190,220      141,040,849        9.3%
   @ Repurchase Agreement, JPMorgan Securities LLC 0.30%,
      11/01/12 (Collateralized by $383,421 FNMA, rates ranging from
      2.500% to 5.500%, maturities ranging from 10/01/22 to
      07/01/42, valued at $384,575) to be repurchased at $372,247 ........   $        372          372,244        0.0%
                                                                                            --------------        ----
TOTAL SECURITIES LENDING COLLATERAL ......................................                     141,413,093        9.3%
                                                                                            --------------        ----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                                VALUE+       OF NET ASSETS**
                                                                                            --------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,091,977,167) .................................................                  $1,662,184,259       109.2%
                                                                                            ==============       -----

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  191,927,691             --        --   $ 191,927,691
   Consumer Staples .............      154,307,107             --        --     154,307,107
   Energy .......................      163,655,061   $      2,981        --     163,658,042
   Financials ...................      201,490,702             --        --     201,490,702
   Health Care ..................      184,392,347          2,144        --     184,394,491
   Industrials ..................      166,053,778             --        --     166,053,778
   Information Technology .......      288,882,491             --        --     288,882,491
   Materials ....................       61,138,569             --        --      61,138,569
   Other ........................               --              6        --               6
   Telecommunication Services ...       44,318,668             --        --      44,318,668
   Utilities ....................       57,616,276             --        --      57,616,276
Preferred Stocks
   Energy .......................               --            422        --             422
Rights/Warrants .................            2,280             --        --           2,280
Temporary Cash Investments ......        6,980,643             --        --       6,980,643
Securities Lending Collateral ...               --    141,413,093        --     141,413,093
                                    --------------   ------------   -------   --------------
TOTAL ...........................   $1,520,765,613   $141,418,646        --   $1,662,184,259
                                    ==============   ============   =======   ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (89.9%)
Consumer Discretionary -- (16.2%)
   *Cabela's, Inc ........................................................        228,775   $   10,251,408         0.4%
   #Dillard's, Inc. Class A ..............................................        355,688       27,387,976         1.1%
   Foot Locker, Inc ......................................................        315,096       10,555,716         0.4%
   #GameStop Corp. Class A ...............................................        431,501        9,851,168         0.4%
   #Lennar Corp. Class A .................................................        325,800       12,207,726         0.5%
   #*Mohawk Industries, Inc ..............................................        190,548       15,905,042         0.7%
   Whirlpool Corp ........................................................         89,628        8,754,863         0.4%
   Wyndham Worldwide Corp ................................................        174,630        8,801,352         0.4%
   Other Securities ......................................................                     324,898,634        13.7%
                                                                                            --------------        -----
Total Consumer Discretionary .............................................                     428,613,885        18.0%
                                                                                            --------------        -----
Consumer Staples -- (4.1%)
   *Constellation Brands, Inc. Class A ...................................        317,371       11,215,891         0.5%
   *Hain Celestial Group, Inc. (The) .....................................        178,430       10,313,254         0.4%
   *Ralcorp Holdings, Inc ................................................        140,259       10,125,297         0.4%
   Other Securities ......................................................                      77,368,902         3.3%
                                                                                            --------------        -----
Total Consumer Staples ...................................................                     109,023,344         4.6%
                                                                                            --------------        -----
Energy -- (7.2%)
   Bristow Group, Inc ....................................................        174,043        8,688,227         0.4%
   #*Helix Energy Solutions Group, Inc ...................................        562,740        9,729,775         0.4%
   *Plains Exploration & Production Co ...................................        372,716       13,291,053         0.6%
   *Rowan Cos. P.L.C. Class A ............................................        328,885       10,428,943         0.4%
   Tesoro Corp ...........................................................        419,582       15,822,437         0.7%
   Western Refining, Inc .................................................        378,467        9,412,474         0.4%
   Other Securities ......................................................                     122,103,568         5.1%
                                                                                            --------------        -----
Total Energy .............................................................                     189,476,477         8.0%
                                                                                            --------------        -----
Financials -- (22.9%)
   Allied World Assurance Co. Holdings AG ................................        155,508       12,487,292         0.5%
   *American Capital, Ltd ................................................      1,164,025       13,723,855         0.6%
   #American Financial Group, Inc ........................................        370,385       14,370,938         0.6%
   #Assurant, Inc ........................................................        331,133       12,520,139         0.5%
   Axis Capital Holdings, Ltd ............................................        288,525       10,450,375         0.5%
   CNO Financial Group, Inc ..............................................      1,264,042       12,109,522         0.5%
   Everest Re Group, Ltd .................................................        113,679       12,624,053         0.5%
   #Legg Mason, Inc ......................................................        349,011        8,892,800         0.4%
   #NASDAQ OMX Group, Inc. (The) .........................................        406,131        9,669,979         0.4%
   PartnerRe, Ltd ........................................................        163,753       13,263,993         0.6%
   Reinsurance Group of America, Inc .....................................        235,808       12,478,959         0.5%
   Other Securities ......................................................                     470,561,099        19.8%
                                                                                            --------------        -----
Total Financials .........................................................                     603,153,004        25.4%
                                                                                            --------------        -----
Health Care -- (5.7%)
   Cooper Cos., Inc. (The) ...............................................         88,522        8,496,342         0.4%
   Coventry Health Care, Inc .............................................        383,447       16,733,627         0.7%
   *Hologic, Inc .........................................................        449,308        9,264,731         0.4%
   #Omnicare, Inc ........................................................        312,425       10,788,035         0.4%
   *ViroPharma, Inc ......................................................        339,632        8,575,708         0.4%
   Other Securities ......................................................                      95,696,093         4.0%
                                                                                            --------------        -----
Total Health Care ........................................................                     149,554,536         6.3%
                                                                                            --------------        -----
Industrials -- (14.2%)
   Amerco, Inc ...........................................................         88,302       10,202,413         0.4%
   #*Avis Budget Group, Inc ..............................................        549,560        9,084,227         0.4%
   GATX Corp .............................................................        210,036        8,708,093         0.4%


TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (Continued)
   #*Owens Corning, Inc ..................................................        367,806   $   12,354,604          0.5%
   *Quanta Services, Inc .................................................        347,012        8,998,021          0.4%
   Ryder System, Inc .....................................................        233,530       10,536,874          0.4%
   Trinity Industries, Inc ...............................................        277,414        8,677,510          0.4%
   Other Securities ......................................................                     305,314,935         12.8%
                                                                                            --------------        -----
Total Industrials ........................................................                     373,876,677         15.7%
                                                                                            --------------        -----
Information Technology -- (10.3%)
   #*Arrow Electronics, Inc ..............................................        351,633       12,388,031          0.5%
   Convergys Corp ........................................................        551,669        9,273,556          0.4%
   IAC/InterActiveCorp ...................................................        254,127       12,287,040          0.5%
   Other Securities ......................................................                     237,011,914         10.0%
                                                                                            --------------        -----
Total Information Technology .............................................                     270,960,541         11.4%
                                                                                            --------------        -----
Materials -- (8.3%)
   Ashland, Inc ..........................................................        210,546       14,980,348          0.6%
   #Domtar Corp ..........................................................        123,167        9,822,568          0.4%
   #*Louisiana-Pacific Corp ..............................................        670,853       10,592,769          0.4%
   MeadWestvaco Corp .....................................................        391,872       11,634,680          0.5%
   Reliance Steel & Aluminum Co ..........................................        200,657       10,903,701          0.5%
   Rock-Tenn Co. Class A .................................................        149,967       10,976,085          0.5%
   Westlake Chemical Corp ................................................        142,636       10,848,894          0.5%
   Other Securities ......................................................                     138,927,915          5.8%
                                                                                            --------------        -----
Total Materials ..........................................................                     218,686,960          9.2%
                                                                                            --------------        -----
Other -- (0.0%)
   Other Securities ......................................................                             294          0.0%
                                                                                            --------------        -----
Telecommunication Services -- (0.6%)
   Other Securities ......................................................                      15,102,777          0.6%
                                                                                            --------------        -----
Utilities -- (0.4%)
   Other Securities ......................................................                      10,749,666          0.4%
                                                                                            --------------        -----
TOTAL COMMON STOCKS ......................................................                   2,369,198,161         99.6%
                                                                                            --------------        -----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   Other Securities ......................................................                          13,082          0.0%
                                                                                            --------------        -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                          39,856          0.0%
                                                                                            --------------        -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...      8,857,353        8,857,353          0.4%
                                                                                            --------------        -----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                                (000)
                                                                             ------------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@ DFA Short Term Investment Fund ......................................     22,132,499      256,073,011         10.8%
   @ Repurchase Agreement, JPMorgan Securities LLC 0.30%,
      11/01/12 (Collateralized by $696,137 FNMA, rates ranging from
      2.500% to 5.500%, maturities ranging from 10/01/22 to
      07/01/42, valued at $698,232) to be repurchased at $675,850 ........   $        676          675,844         0.0%
                                                                                            --------------        -----
TOTAL SECURITIES LENDING COLLATERAL ......................................                     256,748,855        10.8%
                                                                                            --------------        -----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                                VALUE+       OF NET ASSETS**
                                                                                            --------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,130,713,058) .................................................                  $2,634,857,307        110.8%
                                                                                            ==============        =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  428,613,885             --        --    $ 428,613,885
   Consumer Staples .............      109,023,344             --        --      109,023,344
   Energy .......................      189,351,831   $    124,646        --      189,476,477
   Financials ...................      603,153,004             --        --      603,153,004
   Health Care ..................      149,395,452        159,084        --      149,554,536
   Industrials ..................      373,747,154        129,523        --      373,876,677
   Information Technology              270,960,541             --        --      270,960,541
   Materials ....................      218,686,960             --        --      218,686,960
   Other ........................               --            294        --              294
   Telecommunication Services ...       15,102,777             --        --       15,102,777
   Utilities ....................       10,749,666             --        --       10,749,666
Preferred Stocks
   Energy .......................               --         13,082        --           13,082
Rights/Warrants .................           38,173          1,683        --           39,856
Temporary Cash Investments ......        8,857,353             --        --        8,857,353
Securities Lending Collateral ...               --    256,748,855        --      256,748,855
                                    --------------   ------------   -------   --------------
TOTAL ...........................   $2,377,680,140   $257,177,167        --   $2,634,857,307
                                    ==============   ============   =======   ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (84.9%)
Consumer Discretionary -- (14.1%)
   #*Cabela's, Inc .......................................................         79,425   $    3,559,034         0.3%
   #Dillard's, Inc. Class A ..............................................         51,751        3,984,827         0.3%
   Domino's Pizza, Inc ...................................................         54,821        2,226,829         0.1%
   #DSW, Inc. Class A ....................................................         38,341        2,399,763         0.2%
   #Group 1 Automotive, Inc ..............................................         35,286        2,188,085         0.1%
   Men's Wearhouse, Inc. (The) ...........................................         68,501        2,246,148         0.2%
   #*Saks, Inc ...........................................................        221,647        2,278,531         0.2%
   #*Select Comfort Corp .................................................         89,608        2,493,791         0.2%
   *Steven Madden, Ltd ...................................................         55,010        2,361,029         0.2%
   Other Securities ......................................................                     196,856,976        14.8%
                                                                                            --------------        ----
Total Consumer Discretionary .............................................                     220,595,013        16.6%
                                                                                            --------------        ----
Consumer Staples -- (4.1%)
   *Dean Foods Co ........................................................        215,173        3,623,513         0.3%
   *Hain Celestial Group, Inc. (The) .....................................         53,402        3,086,636         0.2%
   #PriceSmart, Inc ......................................................         28,537        2,368,286         0.2%
   Other Securities ......................................................                      54,616,524         4.1%
                                                                                            --------------        ----
Total Consumer Staples ...................................................                      63,694,959         4.8%
                                                                                            --------------        ----
Energy -- (4.3%)
   Bristow Group, Inc ....................................................         45,458        2,269,263         0.2%
   Western Refining, Inc .................................................        194,387        4,834,405         0.3%
   Other Securities ......................................................                      59,803,732         4.5%
                                                                                            --------------        ----
Total Energy .............................................................                      66,907,400         5.0%
                                                                                            --------------        ----
Financials -- (16.7%)
   *Altisource Portfolio Solutions SA ....................................         21,934        2,489,509         0.2%
   CapitalSource, Inc ....................................................        302,900        2,395,939         0.2%
   Cathay General Bancorp ................................................        154,992        2,741,808         0.2%
   CNO Financial Group, Inc ..............................................        336,171        3,220,518         0.2%
   First American Financial Corp .........................................        131,159        2,983,867         0.2%
   *Investors Bancorp, Inc ...............................................        123,487        2,221,531         0.2%
   *Ocwen Financial Corp .................................................         87,991        3,393,813         0.2%
   Primerica, Inc ........................................................         80,041        2,261,959         0.2%
   Susquehanna Bancshares, Inc ...........................................        234,498        2,431,744         0.2%
   Other Securities ......................................................                     237,170,844        17.8%
                                                                                            --------------        ----
Total Financials .........................................................                     261,311,532        19.6%
                                                                                            --------------        ----
Health Care -- (8.3%)
   #*Air Methods Corp ....................................................         22,944        2,515,351         0.2%
   *Ariad Pharmaceuticals, Inc ...........................................        193,800        4,176,390         0.3%
   *Jazz Pharmaceuticals P.L.C ...........................................         43,942        2,361,004         0.2%
   #*Medicines Co. (The) .................................................        105,773        2,318,544         0.2%
   *ViroPharma, Inc ......................................................        115,735        2,922,309         0.2%
   Other Securities ......................................................                     114,659,115         8.6%
                                                                                            --------------        ----
Total Health Care ........................................................                     128,952,713         9.7%
                                                                                            --------------        ----
Industrials -- (15.3%)
   Amerco, Inc ...........................................................         25,259        2,918,425         0.2%
   #*Chart Industries, Inc ...............................................         32,460        2,297,843         0.2%
   #*EnerSys, Inc ........................................................         63,999        2,206,686         0.2%
   #Geo Group, Inc. (The) ................................................         93,170        2,582,672         0.2%
   #Robbins & Myers, Inc .................................................         38,214        2,265,326         0.2%
   #Triumph Group, Inc ...................................................         46,890        3,067,544         0.2%
   #*United Rentals, Inc .................................................         53,799        2,187,467         0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (Continued)
   Other Securities ......................................................                  $  220,968,362        16.6%
                                                                                            --------------        ----
Total Industrials ........................................................                     238,494,325        17.9%
                                                                                            --------------        ----
Information Technology -- (14.3%)
   #*3D Systems Corp .....................................................         78,815        3,428,452         0.2%
   *AOL, Inc .............................................................         69,740        2,394,174         0.2%
   #*Arris Group, Inc ....................................................        170,706        2,345,500         0.2%
   #*Cirrus Logic, Inc ...................................................        109,053        4,445,000         0.3%
   Convergys Corp ........................................................        170,395        2,864,340         0.2%
   #*CoStar Group, Inc ...................................................         32,679        2,709,089         0.2%
   #*Cymer, Inc ..........................................................         34,206        2,725,876         0.2%
   #Fair Isaac Corp ......................................................         47,990        2,236,334         0.2%
   #FEI Co ...............................................................         43,300        2,383,665         0.2%
   #*OSI Systems, Inc ....................................................         29,110        2,306,968         0.2%
   Other Securities ......................................................                     195,184,430        14.7%
                                                                                            --------------        ----
Total Information Technology .............................................                     223,023,828        16.8%
                                                                                            --------------        ----
Materials -- (5.0%)
   American Vanguard Corp ................................................        64,951         2,320,699         0.2%
   #Eagle Materials, Inc .................................................        49,700         2,632,609         0.2%
   *Louisiana-Pacific Corp ...............................................       183,497         2,897,418         0.2%
   Westlake Chemical Corp ................................................        34,525         2,625,972         0.2%
   Other Securities ......................................................                      68,066,368         5.1%
                                                                                            --------------        ----
Total Materials ..........................................................                      78,543,066         5.9%
                                                                                            --------------        ----
Other -- (0.0%)
   Other Securities ......................................................                             312         0.0%
                                                                                            --------------        ----
Telecommunication Services -- (0.6%)
   Other Securities ......................................................                       9,404,001         0.7%
                                                                                            --------------        ----
Utilities -- (2.2%)
   #PNM Resources, Inc ...................................................         99,252        2,199,424         0.2%
   Other Securities ......................................................                      32,415,078         2.4%
                                                                                            --------------        ----
Total Utilities ..........................................................                      34,614,502         2.6%
                                                                                            --------------        ----
TOTAL COMMON STOCKS ......................................................                   1,325,541,651        99.6%
                                                                                            --------------        ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   Other Securities ......................................................                          11,675         0.0%
                                                                                            --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                          32,981         0.0%
                                                                                            --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares          5,806,401        5,806,401         0.4%
                                                                                            --------------        ----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT                          PERCENTAGE
                                                                                (000)           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@DFA Short Term Investment Fund .......................................     19,745,019   $  228,449,866        17.2%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%,
      11/01/12 (Collateralized by $621,042 FNMA, rates ranging from
      2.500% to 5.500%, maturities ranging from 10/01/22 to
      07/01/42, valued at $622,911) to be repurchased at $602,943 ........   $        603          602,938         0.0%
                                                                                            --------------   ---------------
TOTAL SECURITIES LENDING COLLATERAL                                                            229,052,804        17.2%
                                                                                            --------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,156,520,287) .................................................                  $1,560,445,512       117.2%
                                                                                            ==============   ===============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  220,595,013             --     --      $  220,595,013
   Consumer Staples .............       63,694,959             --     --          63,694,959
   Energy .......................       66,840,115   $     67,285     --          66,907,400
   Financials ...................      261,311,532             --     --         261,311,532
   Health Care ..................      128,895,310         57,403     --         128,952,713
   Industrials ..................      238,478,409         15,916     --         238,494,325
   Information Technology .......      223,023,828             --     --         223,023,828
   Materials ....................       78,543,066             --     --          78,543,066
   Other ........................               --            312     --                 312
   Telecommunication Services ...        9,404,001             --     --           9,404,001
   Utilities ....................       34,614,502             --     --          34,614,502
Preferred Stocks
   Energy .......................               --         11,675     --              11,675
Rights/Warrants .................           32,906             75     --              32,981
Temporary Cash Investments ......        5,806,401             --     --           5,806,401
Securities Lending Collateral ...               --    229,052,804     --         229,052,804
                                    --------------   ------------   -------   --------------
TOTAL ...........................   $1,331,240,042   $229,205,470     --      $1,560,445,512
                                    ==============   ============   =======   ==============

                See accompanying Notes to Financial Statements.

                        T.A. U.S. CORE EQUITY 2 PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2012

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (13.3%)
   CBS Corp. Class B .....................................................        197,985   $    6,414,714         0.2%
   Comcast Corp. Class A  ................................................        456,217       17,112,700         0.6%
   Home Depot, Inc. (The) ................................................        144,802        8,887,947         0.3%
   *Liberty Media Corp. - Liberty Capital Class A ........................         59,392        6,632,305         0.3%
   Lowe's Cos., Inc ......................................................        255,861        8,284,779         0.3%
   News Corp. Class A ....................................................        376,280        9,000,618         0.3%
   Time Warner Cable, Inc ................................................         88,298        8,751,215         0.3%
   Time Warner, Inc ......................................................        214,866        9,335,928         0.3%
   Walt Disney Co. (The) .................................................        365,590       17,939,501         0.6%
   Other Securities ......................................................                     330,521,528        11.6%
                                                                                            --------------        ----
Total Consumer Discretionary .............................................                     422,881,235        14.8%
                                                                                            --------------        ----
Consumer Staples -- (5.8%)
   Coca-Cola Co. (The) ...................................................        172,706        6,421,209         0.2%
   CVS Caremark Corp .....................................................        277,652       12,883,053         0.5%
   Mondelez International, Inc. Class A ..................................        366,422        9,724,840         0.3%
   Procter & Gamble Co. (The) ............................................        250,219       17,325,164         0.6%
   Wal-Mart Stores, Inc ..................................................        140,778       10,561,166         0.4%
   Other Securities ......................................................                     127,992,438         4.5%
                                                                                            --------------        ----
Total Consumer Staples ...................................................                     184,907,870         6.5%
                                                                                            --------------        ----
Energy -- (10.1%)
   Anadarko Petroleum Corp ...............................................         99,014        6,813,153         0.2%
   Apache Corp ...........................................................         77,195        6,387,886         0.2%
   Chevron Corp ..........................................................        424,406       46,773,785         1.6%
   ConocoPhillips ........................................................        271,234       15,690,887         0.6%
   EOG Resources, Inc ....................................................         53,410        6,221,731         0.2%
   Exxon Mobil Corp ......................................................        549,998       50,143,318         1.8%
   National Oilwell Varco, Inc ...........................................         87,982        6,484,273         0.2%
   Occidental Petroleum Corp .............................................        145,217       11,466,334         0.4%
   Phillips 66 ...........................................................        135,617        6,395,698         0.2%
   Other Securities ......................................................                     163,878,633         5.8%
                                                                                            --------------        ----
Total Energy .............................................................                     320,255,698        11.2%
                                                                                            --------------        ----
Financials -- (17.2%)
   Bank of America Corp ..................................................      1,917,154       17,867,875         0.6%
   #*Berkshire Hathaway, Inc. Class B ....................................         99,579        8,598,647         0.3%
   Capital One Financial Corp ............................................        117,064        7,043,741         0.3%
   Citigroup, Inc ........................................................        411,827       15,398,212         0.5%
   Goldman Sachs Group, Inc. (The) .......................................         85,641       10,481,602         0.4%
   JPMorgan Chase & Co ...................................................        811,150       33,808,732         1.2%
   MetLife, Inc ..........................................................        216,234        7,674,145         0.3%
   PNC Financial Services Group, Inc .....................................        115,488        6,720,247         0.2%
   Travelers Cos., Inc. (The) ............................................        100,570        7,134,436         0.3%
   U.S. Bancorp ..........................................................        351,609       11,676,935         0.4%
   Wells Fargo & Co ......................................................      1,084,633       36,541,286         1.3%
   Other Securities ......................................................                     383,562,279        13.4%
                                                                                            --------------        ----
Total Financials .........................................................                     546,508,137        19.2%
                                                                                            --------------        ----
Health Care -- (9.6%)
   Amgen, Inc ............................................................         85,813        7,426,686         0.3%
   Johnson & Johnson .....................................................        141,608       10,028,679         0.3%
   Merck & Co., Inc ......................................................        589,040       26,877,895         0.9%
   Pfizer, Inc ...........................................................      1,598,574       39,756,535         1.4%
   UnitedHealth Group, Inc ...............................................        192,286       10,768,016         0.4%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Health Care -- (Continued)
   Other Securities ......................................................                  $  211,598,514         7.4%
                                                                                            --------------        ----
Total Health Care ........................................................                     306,456,325        10.7%
                                                                                            --------------        ----
Industrials -- (12.4%)
   General Electric Co ...................................................      2,219,055       46,733,298         1.6%
   Union Pacific Corp ....................................................        102,621       12,625,462         0.5%
   Other Securities ......................................................                     336,567,784        11.8%
                                                                                            --------------        ----
Total Industrials ........................................................                     395,926,544        13.9%
                                                                                            --------------        ----
Information Technology -- (11.2%)
   Apple, Inc ............................................................         42,017       25,004,317         0.9%
   *Google, Inc. Class A .................................................         11,628        7,904,366         0.3%
   Intel Corp ............................................................        517,438       11,189,597         0.4%
   International Business Machines Corp ..................................         45,323        8,816,683         0.3%
   Microsoft Corp ........................................................        327,024        9,331,630         0.3%
   Oracle Corp ...........................................................        213,729        6,636,285         0.2%
   Visa, Inc .............................................................         97,604       13,543,531         0.5%
   Other Securities ......................................................                     275,556,881         9.6%
                                                                                            --------------        ----
Total Information Technology .............................................                     357,983,290        12.5%
                                                                                            --------------        ----
Materials -- (4.5%)
   Other Securities ......................................................                     143,579,779         5.0%
                                                                                            --------------        ----
Other -- (0.0%)
   Other Securities ......................................................                              --         0.0%
                                                                                            --------------        ----
Telecommunication Services -- (2.9%)
   AT&T, Inc .............................................................      1,265,775       43,783,157         1.5%
   #Verizon Communications, Inc ..........................................        581,853       25,973,918         0.9%
   Other Securities ......................................................                      23,845,031         0.9%
                                                                                            --------------        ----
Total Telecommunication Services .........................................                      93,602,106         3.3%
                                                                                            --------------        ----
Utilities -- (2.1%)
   Other Securities ......................................................                      67,960,515         2.4%
                                                                                            --------------        ----
TOTAL COMMON STOCKS ......................................................                   2,840,061,499        99.5%
                                                                                            --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                           4,878         0.0%
                                                                                            --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...    1 0,736,944       10,736,944         0.4%
                                                                                            --------------        ----

                                                                                  SHARES/
                                                                                   FACE
                                                                                  AMOUNT
                                                                                  (000)
                                                                                ---------

SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@DFA Short Term Investment Fund .......................................     29,068,909      336,327,274        11.8%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%,
      11/01/12 (Collateralized by $914,307 FNMA, rates ranging from
      2.500% to 5.500%, maturities ranging from 10/01/22 to
      07/01/42, valued at $917,058) to be repurchased at $887,661 .........   $       888          887,654         0.0%
                                                                                            --------------        ----
TOTAL SECURITIES LENDING COLLATERAL ......................................                     337,214,928        11.8%
                                                                                            --------------        ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                             VALUE+       OF NET ASSETS**
                                                                                         --------------   ---------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,481,374,822) ..........................................................      $3,188,018,249     111.7%
                                                                                         ==============     =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------------------
                                        LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                     --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .........  $ 422,861,910    $     19,325        --   $  422,881,235
   Consumer Staples ...............    184,907,870              --        --      184,907,870
   Energy .........................    320,245,273          10,425        --      320,255,698
   Financials .....................    546,508,137              --        --      546,508,137
   Health Care ....................    306,442,629          13,696        --      306,456,325
   Industrials. ...................    395,911,452          15,092        --      395,926,544
   Information Technology .........    357,983,290              --        --      357,983,290
   Materials ......................    143,579,779              --        --      143,579,779
   Other ..........................             --              --        --               --
   Telecommunication Services .....     93,602,106              --        --       93,602,106
   Utilities ......................     67,960,515              --        --       67,960,515
Rights/Warrants ...................          4,878              --        --            4,878
Temporary Cash Investments ........     10,736,944              --        --       10,736,944
Securities Lending Collateral .....             --     337,214,928        --      337,214,928
                                     --------------   ------------   -------   --------------
TOTAL .............................  $2,850,744,783   $337,273,466        --   $3,188,018,249
                                     ==============   ============   =======   ==============


                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2012

                                                                                                      PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (5.4%)
   Wesfarmers, Ltd ................................................       926,233   $   33,390,263         1.7%
   Other Securities ...............................................                     75,529,183         3.8%
                                                                                    --------------        -----

TOTAL AUSTRALIA ...................................................                    108,919,446         5.5%
                                                                                    --------------        -----
AUSTRIA -- (0.1%)
   Other Securities ...............................................                      2,202,939         0.1%
                                                                                    --------------        -----
BELGIUM -- (1.1%)
   Other Securities ...............................................                     21,963,139         1.1%
                                                                                    --------------        -----
CANADA -- (12.3%)
   Canadian Natural Resources, Ltd ................................       413,439       12,460,089         0.6%
   Goldcorp, Inc ..................................................       390,268       17,642,654         0.9%
   Manulife Financial Corp ........................................     1,391,180       17,188,647         0.9%
   #Sun Life Financial, Inc .......................................       494,520       12,264,591         0.6%
   Suncor Energy, Inc .............................................     1,078,999       36,213,313         1.8%
   Teck Resources, Ltd. Class B ...................................       407,968       12,948,772         0.7%
   Other Securities ...............................................                    139,312,477         7.1%
                                                                                    --------------        -----
TOTAL CANADA ......................................................                    248,030,543        12.6%
                                                                                    --------------        -----
DENMARK -- (1.4%)
   Other Securities ...............................................                     27,920,680         1.4%
                                                                                    --------------        -----
FINLAND -- (0.6%)
   Other Securities ...............................................                     11,709,008         0.6%
                                                                                    --------------        -----
FRANCE -- (9.4%)
   AXA SA .........................................................       948,963       15,125,169         0.8%
   BNP Paribas SA .................................................       242,688       12,318,032         0.6%
   France Telecom SA ..............................................     1,431,646       16,002,158         0.8%
   GDF Suez SA. ...................................................     1,001,804       22,993,642         1.2%
   *Societe Generale SA ...........................................       485,354       15,478,889         0.8%
   Vivendi SA .....................................................     1,014,279       20,783,897         1.0%
   Other Securities ...............................................                     86,775,055         4.4%
                                                                                    --------------        -----
TOTAL FRANCE ......................................................                    189,476,842         9.6%
                                                                                    --------------        -----
GERMANY -- (7.4%)
   Daimler AG .....................................................       505,362       23,673,482         1.2%
   Deutsche Bank AG (5750355) .....................................       241,169       10,985,454         0.6%
   #Deutsche Bank AG (D18190898) ..................................       239,182       10,933,009         0.6%
   Deutsche Telekom AG ............................................       920,799       10,504,881         0.5%
   E.ON AG ........................................................       993,327       22,613,064         1.1%
   Munchener Rueckversicherungs-Gesellschaft AG ...................        86,591       13,932,731         0.7%
   Other Securities ...............................................                     55,818,989         2.8%
                                                                                    --------------        -----
TOTAL GERMANY .....................................................                    148,461,610         7.5%
                                                                                    --------------        -----
GREECE -- (0.0%)
   Other Securities ...............................................                      1,008,011         0.1%
                                                                                    --------------        -----
HONG KONG -- (2.2%)
   Hutchison Whampoa, Ltd .........................................     1,722,000       16,891,652         0.9%
   Other Securities ...............................................                     28,316,519         1.4%
                                                                                    --------------        -----
TOTAL HONG KONG ...................................................                     45,208,171         2.3%
                                                                                    --------------        -----
IRELAND -- (0.1%)
   Other Securities ...............................................                      1,874,418         0.1%
                                                                                    --------------        -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
ISRAEL -- (0.6%)
   Other Securities ...............................................                   $ 13,124,829         0.7%
                                                                                    --------------        -----
ITALY -- (1.6%)
   Other Securities ...............................................                     32,581,877         1.7%
                                                                                    --------------        -----
JAPAN -- (17.0%)
   Mitsubishi Corp ................................................       870,800       15,546,343         0.8%
   Mitsubishi UFJ Financial Group, Inc ............................     6,163,934       27,885,441         1.4%
   Mitsui & Co., Ltd ..............................................       967,400       13,635,718         0.7%
   Sumitomo Corp ..................................................       754,200       10,281,854         0.5%
   Sumitomo Mitsui Financial Group, Inc ...........................       588,727       17,989,734         0.9%
   #Toyota Motor Corp. Sponsored ADR ..............................       180,003       13,944,832         0.7%
   Other Securities ...............................................                    244,373,446        12.4%
                                                                                    --------------        -----
TOTAL JAPAN .......................................................                    343,657,368        17.4%
                                                                                    --------------        -----
NETHERLANDS -- (3.2%)
   ArcelorMittal NV ...............................................       764,181       11,297,979         0.6%
   Koninklijke Philips Electronics NV .............................       631,760       15,823,012         0.8%
   Other Securities ...............................................                     36,775,911         1.8%
                                                                                    --------------        -----
TOTAL NETHERLANDS .................................................                     63,896,902         3.2%
                                                                                    --------------        -----
NEW ZEALAND -- (0.1%)
   Other Securities ...............................................                      1,625,690         0.1%
                                                                                    --------------        -----
NORWAY -- (1.2%)
   Other Securities ...............................................                     23,831,916         1.2%
                                                                                    --------------        -----
PORTUGAL -- (0.1%)
   Other Securities ...............................................                      2,509,247         0.1%
                                                                                    --------------        -----
SINGAPORE -- (1.0%)
   Other Securities ...............................................                     20,618,980         1.1%
                                                                                    --------------        -----
SPAIN -- (1.8%)
   Banco Santander SA .............................................     2,095,077       15,774,195         0.8%
   Other Securities ...............................................                     20,065,516         1.0%
                                                                                    --------------        -----
TOTAL SPAIN .......................................................                     35,839,711         1.8%
                                                                                    --------------        -----
SWEDEN -- (3.2%)
   Nordea Bank AB .................................................     1,822,627       16,567,052         0.8%
   Svenska Cellulosa AB Series B. .................................       566,500       11,044,601         0.6%
   Telefonaktiebolaget LM Ericsson AB Series B ....................     1,563,029       13,846,995         0.7%
   Other Securities ...............................................                     22,092,558         1.1%
                                                                                    --------------        -----
TOTAL SWEDEN ......................................................                     63,551,206         3.2%
                                                                                    --------------        -----
SWITZERLAND -- (6.3%)
   Credit Suisse Group AG .........................................       593,214       13,795,405         0.7%
   Holcim, Ltd ....................................................       241,079       16,452,735         0.8%
   #Novartis AG ADR ...............................................       189,650       11,466,239         0.6%
   Swiss Re, Ltd ..................................................       325,311       22,510,662         1.1%
   UBS AG .........................................................       996,451       14,950,347         0.8%
   Other Securities ...............................................                     47,459,982         2.4%
                                                                                    --------------        -----
TOTAL SWITZERLAND .................................................                    126,635,370         6.4%
                                                                                    --------------        -----
UNITED KINGDOM -- (21.0%)
   Anglo American P.L.C ...........................................       349,868       10,781,002         0.6%
   Aviva P.L.C ....................................................     2,287,715       12,251,713         0.6%
   Barclays P.L.C .................................................     3,351,289       12,392,271         0.6%
   Barclays P.L.C. Sponsored ADR ..................................     1,025,997       15,184,756         0.8%
   BP P.L.C. Sponsored ADR ........................................     1,840,577       78,942,348         4.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
UNITED KINGDOM -- (Continued)
   HSBC Holdings P.L.C ............................................     1,039,205   $   10,245,900          0.5%
   #HSBC Holdings P.L.C. Sponsored ADR. ...........................       288,640       14,247,270          0.7%
   Kingfisher P.L.C ...............................................     2,319,541       10,860,203          0.6%
   *Lloyds Banking Group P.L.C ....................................    23,717,729       15,618,314          0.8%
   Royal Dutch Shell P.L.C. ADR. ..................................     1,012,251       71,495,288          3.6%
   Vodafone Group P.L.C ...........................................    13,861,205       37,642,262          1.9%
   Vodafone Group P.L.C. Sponsored ADR ............................     1,661,870       45,236,101          2.3%
   Xstrata P.L.C ..................................................     1,511,218       23,939,963          1.2%
   Other Securities ...............................................                     63,925,025          3.3%
                                                                                    --------------        -----
TOTAL UNITED KINGDOM ..............................................                    422,762,416         21.5%
                                                                                    --------------        -----
TOTAL COMMON STOCKS ...............................................                  1,957,410,319         99.3%
                                                                                    --------------        -----
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities ...............................................                      3,082,870          0.1%
                                                                                    --------------        -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities ...............................................                              3          0.0%
                                                                                    --------------        -----

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT
                                                                        (000)           VALUE+
                                                                      -----------   --------------
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@ DFA Short Term Investment Fund ...............................     4,667,243       54,000,000          2.7%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
      11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
      01/01/39, valued at $911,017) to be repurchased at $893,162 .   $       893          893,154          0.1%
                                                                                    --------------        -----
TOTAL SECURITIES LENDING COLLATERAL ...............................                     54,893,154          2.8%
                                                                                    --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,092,870,816) ..........................................                 $2,015,386,346        102.2%
                                                                                    ==============        =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------------------
                                       LEVEL 1         LEVEL 2       LEVEL 3       TOTAL
                                     ------------   --------------   -------   --------------
Common Stocks
   Australia ....................    $    225,811   $  108,693,635        --   $  108,919,446
   Austria ......................              --        2,202,939        --        2,202,939
   Belgium ......................         405,344       21,557,795        --       21,963,139
   Canada .......................     248,030,543               --        --      248,030,543
   Denmark ......................              --       27,920,680        --       27,920,680
   Finland ......................              --       11,709,008        --       11,709,008
   France .......................      11,105,102      178,371,740        --      189,476,842
   Germany ......................      27,727,073      120,734,537        --      148,461,610
   Greece .......................              --        1,008,011        --        1,008,011
   Hong Kong ....................              --       45,208,171        --       45,208,171
   Ireland ......................         608,158        1,266,260        --        1,874,418
   Israel .......................       1,280,585       11,844,244        --       13,124,829
   Italy ........................       1,895,897       30,685,980        --       32,581,877
   Japan ........................      31,991,271      311,666,097        --      343,657,368
   Netherlands ..................       1,841,197       62,055,705        --       63,896,902
   New Zealand ..................              --        1,625,690        --        1,625,690
   Norway. ......................              --       23,831,916        --       23,831,916
   Portugal .....................              --        2,509,247        --        2,509,247
   Singapore. ...................              --       20,618,980        --       20,618,980
   Spain ........................         421,587       35,418,124        --       35,839,711
   Sweden .......................       1,128,017       62,423,189        --       63,551,206
   Switzerland. .................      13,002,478      113,632,892        --      126,635,370
   United Kingdom ...............     237,826,468      184,935,948        --      422,762,416
Preferred Stocks
   Germany ......................              --        3,082,870        --        3,082,870
Rights/Warrants
   Spain ........................              --                3        --                3
Securities Lending Collateral ...              --       54,893,154        --       54,893,154
                                     ------------   --------------   -------   --------------
TOTAL ...........................    $577,489,531   $1,437,896,815        --   $2,015,386,346
                                     ============   ==============   =======   ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                       -----------   --------------  ---------------
COMMON STOCKS-- (94.8%)
AUSTRALIA-- (5.0%)
   Australia & New Zealand Banking Group, Ltd. ....................       117,748    $    3,106,356         0.2%
   Commonwealth Bank of Australia NL ..............................        51,776         3,100,650         0.2%
   National Australia Bank, Ltd....................................       137,265         3,668,391         0.3%
   Wesfarmers, Ltd. ...............................................        69,797         2,516,149         0.2%
   Westpac Banking Corp............................................       129,797         3,431,581         0.3%
   Other Securities ...............................................                      49,051,546         4.0%
                                                                                     --------------        ----
TOTAL AUSTRALIA ...................................................                      64,874,673         5.2%
                                                                                     --------------        ----
AUSTRIA -- (0.4%)
   Other Securities ...............................................                       4,475,465         0.4%
                                                                                     --------------        ----
BELGIUM -- (0.8%)
   Other Securities ...............................................                       9,670,903         0.8%
                                                                                     --------------        ----
BRAZIL -- (2.0%)
   Other Securities ...............................................                      25,130,326         2.0%
                                                                                     --------------        ----
CANADA -- (8.1%)
   Bank of Montreal ...............................................        41,930         2,477,806         0.2%
   Bank of Nova Scotia ............................................        42,381         2,302,047         0.2%
   Royal Bank of Canada ...........................................        55,774         3,179,746         0.2%
   Suncor Energy, Inc..............................................        99,388         3,335,655         0.3%
   Toronto Dominion Bank. .........................................        55,000         4,473,242         0.3%
   Other Securities ...............................................                      89,062,927         7.2%
                                                                                     --------------        ----
TOTAL CANADA                                                                            104,831,423         8.4%
                                                                                     --------------        ----
CHILE -- (0.5%)
   Other Securities ...............................................                       6,328,460         0.5%
                                                                                     --------------        ----
CHINA -- (4.3%)
   China Construction Bank Corp. Series H  ........................     3,488,200         2,619,463         0.2%
   China Mobile, Ltd. Sponsored ADR ...............................        45,500         2,520,245         0.2%
   Other Securities                                                                      50,602,927         4.1%
                                                                                     --------------        ----
TOTAL CHINA .......................................................                     55,742,635          4.5%
                                                                                     --------------        ----
COLOMBIA -- (0.1%)
   Other Securities ...............................................                        977,780          0.1%
                                                                                     --------------        ----
CZECH REPUBLIC -- (0.1%)
   Other Securities ...............................................                      1,337,990          0.1%
                                                                                     --------------        ----
DENMARK -- (0.7%)
   Other Securities ...............................................                      9,278,629          0.7%
                                                                                     --------------        ----
EGYPT -- (0.0%)
   Other Securities ...............................................                        165,068          0.0%
                                                                                     --------------        ----
FINLAND -- (1.0%)
   Other Securities ...............................................                     12,936,435         1.0%
                                                                                     --------------        ----
FRANCE -- (5.2%)
   BNP Paribas SA .................................................        65,535         3,326,338         0.3%
   Sanofi SA ......................................................        41,470         3,642,185         0.3%
   *Societe Generale SA ...........................................        80,296         2,560,797         0.2%
   #Total SA Sponsored ADR ........................................        85,482         4,308,293         0.3%
   Other Securities ...............................................                      53,542,193         4.3%
                                                                                     --------------        ----
TOTAL FRANCE ......................................................                      67,379,806         5.4%
                                                                                     --------------        ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
GERMANY -- (4.4%)
   Allianz SE. ....................................................        25,596    $    3,179,657         0.3%
   Daimler AG .....................................................        64,563         3,024,428         0.2%
   Deutsche Bank AG ...............................................        57,350         2,621,469         0.2%
   E.ON AG ........................................................       111,836         2,545,944         0.2%
   Munchener Rueckversicherungs-Gesellschaft AG ...................        13,177         2,120,216         0.2%
   #Siemens AG Sponsored ADR ......................................        26,107         2,634,457         0.2%
   Other Securities ...............................................                      40,653,364         3.3%
                                                                                     --------------        ----
TOTAL GERMANY                                                                            56,779,535         4.6%
                                                                                     --------------        ----
GREECE -- (0.2%)
   Other Securities ...............................................                       3,127,663         0.2%
                                                                                     --------------        ----
HONG KONG -- (1.8%)
   Other Securities ...............................................                      23,239,815         1.9%
                                                                                     --------------        ----
HUNGARY -- (0.1%)
   Other Securities ...............................................                       1,092,942         0.1%
                                                                                     --------------        ----
INDIA -- (1.8%)
   Other Securities ...............................................                      23,451,160         1.9%
                                                                                     --------------        ----
INDONESIA -- (0.8%)
   Other Securities ...............................................                      10,768,537         0.9%
                                                                                     --------------        ----
IRELAND -- (0.4%)
   Other Securities ...............................................                       5,288,975         0.4%
                                                                                     --------------        ----
ISRAEL -- (0.4%)
   Other Securities ...............................................                       4,904,229         0.4%
                                                                                     --------------        ----
ITALY -- (1.6%)
   Other Securities ...............................................                      20,820,802         1.7%
                                                                                     --------------        ----
JAPAN -- (13.5%)
   Mizuho Financial Group, Inc.....................................     1,487,255         2,327,079         0.2%
   Sumitomo Mitsui Financial Group, Inc............................        90,383         2,761,834         0.2%
   Toyota Motor Corp. Sponsored ADR ...............................        50,053         3,877,606         0.3%
   Other Securities ...............................................                     164,414,476        13.3%
                                                                                     --------------        ----
TOTAL JAPAN .......................................................                     173,380,995        14.0%
                                                                                     --------------        ----
MALAYSIA -- (0.9%)
   Other Securities ...............................................                      12,144,452         1.0%
                                                                                     --------------        ----
MEXICO -- (1.4%)
   Other Securities ...............................................                      17,879,490         1.4%
                                                                                     --------------        ----
NETHERLANDS -- (1.8%)
   #*ING Groep NV Sponsored ADR ...................................       263,004         2,330,215         0.2%
   Other Securities ...............................................                      20,947,179         1.7%
                                                                                     --------------        ----
TOTAL NETHERLANDS .................................................                      23,277,394         1.9%
                                                                                     --------------        ----
NEW ZEALAND -- (0.2%)
   Other Securities ...............................................                       2,771,066         0.2%
                                                                                     --------------        ----
NORWAY -- (0.9%)
   Other Securities ...............................................                      11,030,807         0.9%
                                                                                     --------------        ----
PERU -- (0.1%)
   Other Securities ...............................................                         738,229         0.1%
                                                                                     --------------        ----
PHILIPPINES -- (0.5%)
   Other Securities ...............................................                       5,757,697         0.5%
                                                                                     --------------        ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
POLAND -- (0.4%)
   Other Securities ...............................................                  $    4,998,739         0.4%
                                                                                     --------------        ----
PORTUGAL -- (0.2%)
   Other Securities ...............................................                       3,130,717         0.3%
                                                                                     --------------        ----
RUSSIA -- (0.6%)
   Gazprom OAO Sponsored ADR ......................................       353,575         3,247,584         0.3%
   Other Securities ...............................................                       4,343,779         0.3%
                                                                                     --------------        ----
TOTAL RUSSIA ......................................................                       7,591,363         0.6%
                                                                                     --------------        ----
SINGAPORE -- (1.3%)
   Other Securities ...............................................                      16,210,710         1.3%
                                                                                     --------------        ----
SOUTH AFRICA -- (1.9%)
   Other Securities ...............................................                      23,813,214         1.9%
                                                                                     --------------        ----
SOUTH KOREA -- (3.8%)
   Samsung Electronics Co., Ltd....................................         4,072         4,886,553         0.4%
   Other Securities ...............................................                      44,507,667         3.6%
                                                                                     --------------        ----
TOTAL SOUTH KOREA .................................................                      49,394,220         4.0%
                                                                                     --------------        ----
SPAIN -- (1.6%)
   Banco Santander SA .............................................       444,394         3,345,919         0.3%
   Other Securities ...............................................                      17,256,688         1.4%
                                                                                     --------------        ----
TOTAL SPAIN .......................................................                      20,602,607         1.7%
                                                                                     --------------        ----
SWEDEN -- (2.3%)
   Other Securities ...............................................                      29,570,627         2.4%
                                                                                     --------------        ----
SWITZERLAND -- (4.6%)
   Holcim, Ltd.....................................................        29,548         2,016,540         0.2%
   Nestle SA ......................................................        87,940         5,583,155         0.4%
   Novartis AG ADR ................................................        95,673         5,784,390         0.5%
   Swiss Re, Ltd. .................................................        43,188         2,988,496         0.2%
   Zurich Insurance Group AG ......................................        16,736         4,125,754         0.3%
   Other Securities ...............................................                      38,347,927         3.1%
                                                                                     --------------        ----
TOTAL SWITZERLAND .................................................                      58,846,262         4.7%
                                                                                     --------------        ----
TAIWAN -- (2.9%)
   Other Securities ...............................................                      37,148,344         3.0%
                                                                                     --------------        ----
THAILAND -- (0.8%)
   Other Securities ...............................................                      10,164,524         0.8%
                                                                                     --------------        ----
TURKEY -- (0.5%)
   Other Securities ...............................................                       6,271,302         0.5%
                                                                                     --------------        ----
UNITED KINGDOM --  (14.9%) ........................................
   Anglo American P.L.C ...........................................        84,783         2,612,545         0.2%
   #AstraZeneca P.L.C. Sponsored ADR ..............................        53,810         2,496,784         0.2%
   BG Group P.L.C .................................................       135,356         2,513,159         0.2%
   BP P.L.C. Sponsored ADR ........................................       219,070         9,395,912         0.8%
   HSBC Holdings P.L.C ............................................       341,216         3,364,173         0.3%
   HSBC Holdings P.L.C. Sponsored ADR. ............................       187,245         9,242,413         0.7%
   Legal & General Group P.L.C ....................................     1,002,504         2,173,168         0.2%
   Royal Dutch Shell P.L.C. ADR. ..................................       185,909        13,130,753         1.1%
   Royal Dutch Shell P.L.C. Series B. .............................        59,695         2,111,573         0.2%
   Standard Chartered P.L.C .......................................       170,094         4,027,270         0.3%
   TESCO P.L.C ....................................................       522,999         2,706,244         0.2%
   Vodafone Group P.L.C. Sponsored ADR ............................       343,133         9,340,080         0.7%
   Wolseley P.L.C .................................................        50,810         2,227,393         0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
UNITED KINGDOM -- (Continued)
   Xstrata P.L.C ..................................................       176,940    $    2,802,995         0.2%
   Other Securities ...............................................                     124,121,148        10.0%
                                                                                     --------------        ----
TOTAL UNITED KINGDOM ..............................................                     192,265,610        15.5%
                                                                                     --------------        ----
UNITED STATES -- (0.0%)
   Other Securities ...............................................                          87,049         0.0%
                                                                                     --------------        ----
TOTAL COMMON STOCKS                                                                   1,219,678,669        98.3%
                                                                                     --------------        ----
PREFERRED STOCKS-- (1.2%)
BRAZIL -- (1.1%)
   Banco Bradesco SA Sponsored ADR ................................       137,903         2,159,561         0.2%
   Petroleo Brasileiro SA ADR .....................................       126,710         2,601,356         0.2%
   Other Securities ...............................................                       9,857,525         0.8%
                                                                                     --------------        ----
TOTAL BRAZIL ......................................................                      14,618,442         1.2%
                                                                                     --------------        ----
CHILE -- (0.0%)
   Other Securities ...............................................                         159,330         0.0%
                                                                                     --------------        ----
COLOMBIA -- (0.0%)
   Other Securities ...............................................                          10,645         0.0%
                                                                                     --------------        ----
GERMANY -- (0.1%)
   Other Securities ...............................................                         811,510         0.1%
                                                                                     --------------        ----
MALAYSIA -- (0.0%)
   Other Securities ...............................................                          12,235         0.0%
                                                                                     --------------        ----
TOTAL PREFERRED STOCKS ............................................                      15,612,162         1.3%
                                                                                     --------------        ----
RIGHTS/WARRANTS-- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities ...............................................                          27,769         0.0%
                                                                                     --------------        ----
BELGIUM -- (0.0%)
   Other Securities ...............................................                              98         0.0%
                                                                                     --------------        ----
BRAZIL -- (0.0%)
   Other Securities ...............................................                             674         0.0%
                                                                                     --------------        ----
HONG KONG -- (0.0%)
   Other Securities ...............................................                          40,820         0.0%
                                                                                     --------------        ----
MALAYSIA -- (0.0%)
   Other Securities ...............................................                             218         0.0%
                                                                                     --------------        ----
POLAND -- (0.0%)
   Other Securities ...............................................                             684         0.0%
                                                                                     --------------        ----
SINGAPORE -- (0.0%)
   Other Securities ...............................................                          10,242         0.0%
                                                                                     --------------        ----
SOUTH AFRICA -- (0.0%)
   Other Securities ...............................................                           3,914         0.0%
                                                                                     --------------        ----
SOUTH KOREA -- (0.0%)
   Other Securities ...............................................                             627         0.0%
                                                                                     --------------        ----
SPAIN -- (0.0%)
   Other Securities ...............................................                              --         0.0%
                                                                                     --------------        ----
THAILAND -- (0.0%)
   Other Securities ...............................................                              --         0.0%
                                                                                     --------------        ----
TOTAL RIGHTS/WARRANTS .............................................                          85,046         0.0%
                                                                                     --------------        ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES/
                                                                        FACE                            PERCENTAGE
                                                                       AMOUNT             VALUE++     OF NET ASSETS**
                                                                      -----------    --------------   ---------------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@ DFA Short Term Investment Fund ..............................      4,407,952    $   51,000,000          4.1%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
      11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
      01/01/39, valued at $337,443) to be repurchased at  $330,829    $       331           330,826          0.0%
                                                                                     --------------        -----
TOTAL SECURITIES LENDING COLLATERAL ..............................                       51,330,826          4.1%
                                                                                     --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,172,510,011) .........................................                   $1,286,706,703        103.7%
                                                                                     ==============        =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------------
                                         LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                       ------------   ------------   -------   --------------
Common Stocks
   Australia .......................   $  1,956,441   $ 62,918,232     --      $  64,874,673
   Austria .........................             --      4,475,465     --          4,475,465
   Belgium .........................      1,539,175      8,131,728     --          9,670,903
   Brazil ..........................     25,130,326             --     --         25,130,326
   Canada ..........................    104,782,487         48,936     --        104,831,423
   Chile ...........................      6,328,460             --     --          6,328,460
   China ...........................      8,314,155     47,428,480     --         55,742,635
   Colombia ........................        977,780             --     --            977,780
   Czech Republic ..................             --      1,337,990     --          1,337,990
   Denmark .........................        613,270      8,665,359     --          9,278,629
   Egypt ...........................             --        165,068     --            165,068
   Finland .........................        100,739     12,835,696     --         12,936,435
   France ..........................      8,583,180     58,796,626     --         67,379,806
   Germany .........................      8,677,132     48,102,403     --         56,779,535
   Greece ..........................        382,885      2,744,778     --          3,127,663
   Hong Kong .......................         16,888     23,222,927     --         23,239,815
   Hungary .........................         36,808      1,056,134     --          1,092,942
   India ...........................      1,192,633     22,258,527     --         23,451,160
   Indonesia .......................        203,518     10,565,019     --         10,768,537
   Ireland .........................      1,270,048      4,018,927     --          5,288,975
   Israel ..........................      1,078,668      3,825,561     --          4,904,229
   Italy ...........................      2,448,104     18,372,698     --         20,820,802
   Japan ...........................     11,750,950    161,630,045     --        173,380,995
   Malaysia ........................             --     12,144,452     --         12,144,452
   Mexico ..........................     17,879,490             --     --         17,879,490
   Netherlands .....................      6,442,419     16,834,975     --         23,277,394
   New Zealand .....................         30,049      2,741,017     --          2,771,066
   Norway. .........................      1,287,091      9,743,716     --         11,030,807
   Peru ............................        738,229             --     --            738,229

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------------
                                         LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                       ------------   ------------   -------   --------------
   Philippines .....................   $     63,530   $  5,694,167     --      $    5,757,697
   Poland ..........................             --      4,998,739     --           4,998,739
   Portugal ........................             --      3,130,717     --           3,130,717
   Russia ..........................        305,373      7,285,990     --           7,591,363
   Singapore. ......................             --     16,210,710     --          16,210,710
   South Africa ....................      3,191,248     20,621,966     --          23,813,214
   South Korea .....................      4,224,747     45,169,473     --          49,394,220
   Spain ...........................      3,897,379     16,705,228     --          20,602,607
   Sweden ..........................        820,745     28,749,882     --          29,570,627
   Switzerland. ....................     10,505,062     48,341,200     --          58,846,262
   Taiwan ..........................        268,828     36,879,516     --          37,148,344
   Thailand ........................      9,959,773        204,751     --          10,164,524
   Turkey ..........................        136,087      6,135,215     --           6,271,302
   United Kingdom ..................     58,860,179    133,405,431     --         192,265,610
   United States ...................         87,049             --     --              87,049
Preferred Stocks
   Brazil ..........................     14,617,943            499     --          14,618,442
   Chile ...........................        159,330             --     --             159,330
   Colombia ........................         10,645             --     --              10,645
   Germany .........................             --        811,510     --             811,510
   Malaysia ........................             --         12,235     --              12,235
Rights/Warrants
   Australia .......................             --         27,769     --              27,769
   Belgium .........................             --             98     --                  98
   Brazil ..........................             --            674     --                 674
   Hong Kong .......................             --         40,820     --              40,820
   Malaysia ........................             --            218     --                 218
   Poland ..........................             --            684     --                 684
   Singapore. ......................             --         10,242     --              10,242
   South Africa ....................             --          3,914     --               3,914
   South Korea .....................             --            627     --                 627
   Spain ...........................             --             --     --                  --
   Thailand ........................             --             --     --                  --
Securities Lending Collateral ......             --     51,330,826     --          51,330,826
                                       ------------   ------------    ---      --------------
TOTAL ..............................   $318,868,843   $967,837,860     --      $1,286,706,703
                                       ============   ============    ===      ==============

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2012

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                             TAX-MANAGED
                                                           U.S. MARKETWIDE     TAX-MANAGED       TAX-MANAGED        TAX-MANAGED
                                                                VALUE          U.S. EQUITY   U.S. TARGETED VALUE   U.S. SMALL CAP
                                                              PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                           ---------------    ------------   -------------------   --------------
ASSETS:
Investments in Affiliated Investment Company at
   Value ...............................................    $  2,345,657                --                 --                  --
Investments at Value (including $0, $137,973,
   $249,463 and $222,669 of securities on loan,
   respectively) .......................................              --      $  1,513,790       $  2,369,251        $  1,325,586
Temporary Cash Investments at Value & Cost .............              --             6,981              8,857               5,806
Collateral Received from Securities on Loan at
   Value & Cost . ......................................              --               372                676                 603
Affiliated Collateral Received from Securities on
   Loan at Value & Cost ................................              --           141,041            256,073             228,450
Receivables:
   Investment Securities Sold/Affiliated Investment
      Company Sold .....................................             692               134                 --                 237
   Dividends and Interest ..............................              --             1,708                664                 428
   Securities Lending Income ...........................              --                37                139                 186
   Fund Shares Sold ....................................           2,126             1,906              2,125                 853
Prepaid Expenses and Other Assets ......................             21                28                  24                  18
                                                            ------------      ------------       ------------        ------------
   Total Assets ........................................       2,348,496         1,665,997          2,637,809           1,562,167
                                                            ------------      ------------       ------------        ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned ....................              --           141,413            256,749             229,053
   Investment Securities Purchased/Affiliated
      Investment Company Purchased .....................              --               635                 --                 172
   Fund Shares Redeemed ................................           2,818             1,158              1,532               1,042
   Due to Advisor ......................................             297               261                839                 560
Accrued Expenses and Other Liabilities .................              85               119                122                  74
                                                            ------------      ------------       ------------        ------------
      Total Liabilities ................................           3,200           143,586            259,242             230,901
                                                            ------------      ------------       ------------        ------------
NET ASSETS .............................................    $  2,345,296      $  1,522,411       $  2,378,567        $  1,331,266
                                                            ============      ============       ============        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) ................     139,975,401       100,405,421        103,928,843          53,390,499
                                                            ============      ============       ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE ..................................................    $      16.76      $      15.16       $      22.89        $      24.93
                                                            ============      ============       ============        ============
Investments in Affiliated Investment Company at
   Cost ................................................    $  1,823,672      $         --       $         --        $         --
                                                            ------------      ------------       ------------        ------------
Investments at Cost. ...................................    $         --      $    943,583       $  1,865,107        $    921,661
                                                            ------------      ------------       ------------        ------------
NET ASSETS CONSIST OF:
Paid-In Capital. .......................................    $  1,957,431      $  1,373,223       $  1,820,098        $    992,531
Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income) .................           7,151             4,240              2,982               2,142
Accumulated Net Realized Gain (Loss) ...................       (141,271)          (425,259)            51,343            (67,332)
Net Unrealized Appreciation (Depreciation) .............         521,985           570,207            504,144             403,925
                                                            ------------      ------------       ------------        ------------
NET ASSETS .............................................    $  2,345,296      $  1,522,411       $  2,378,567        $  1,331,266
                                                            ============      ============       ============        ============
(1) NUMBER OF SHARES AUTHORIZED ........................     700,000,000       500,000,000        700,000,000         500,000,000
                                                            ============      ============       ============        ============

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2012

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                T.A. U.S.         TAX-MANAGED       T.A. WORLD
                                                                                  CORE         DFA INTERNATIONAL   EX U.S. CORE
                                                                                EQUITY 2             VALUE            EQUITY
                                                                                PORTFOLIO          PORTFOLIO        PORTFOLIO*
                                                                             --------------    -----------------   ------------
ASSETS:
Investments at Value (including $328,457, $52,123 and
  $51,411 of securities on loan, respectively) ............................  $    2,840,066      $  1,960,493      $  1,235,376
Temporary Cash Investments at Value & Cost ................................          10,737                --                --
Collateral Received from Securities on Loan at Value & Cost ...............             888               893               331
Affiliated Collateral Received from Securities on Loan at Value & Cost ....         336,327            54,000            51,000
Foreign Currencies at Value ...............................................              --             8,398             2,439
Cash ......................................................................              --               398             1,708
Receivables:
   Investment Securities Sold .............................................             434               902                35
   Dividends, Interest and Tax Reclaims ...................................           2,665             7,106             3,049
   Securities Lending Income ..............................................             157               101               102
   Fund Shares Sold .......................................................           3,395             2,461             1,558
Unrealized Gain on Foreign Currency Contracts .............................              --                --                 2
Prepaid Expenses and Other Assets. ........................................              25                33                10
                                                                             --------------      ------------      ------------
      Total Assets ........................................................       3,194,694         2,034,785         1,295,610
                                                                             --------------      ------------      ------------
LIABILITIES:
Payables: .................................................................
   Upon Return of Securities Loaned. ......................................         337,215            54,893            51,331
   Investment Securities Purchased ........................................               4             4,492             1,845
   Fund Shares Redeemed ...................................................           3,573             2,974             1,266
   Due to Advisor .........................................................             529               823               413
Unrealized Loss on Foreign Currency Contracts .............................              --                --                 2
Accrued Expenses and Other Liabilities ....................................             139               215               146
                                                                             --------------      ------------      ------------
      Total Liabilities ...................................................         341,460            63,397            55,003
                                                                             --------------      ------------      ------------
NET ASSETS. ...............................................................  $    2,853,234      $  1,971,388      $  1,240,607
                                                                             ==============      ============      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) ...................................     292,570,881       152,679,690       144,958,470
                                                                             ==============      ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE. .................  $         9.75      $      12.91      $       8.56
                                                                             ==============      ============      ============
Investments at Cost .......................................................  $    2,133,423      $  2,037,978      $  1,121,179
                                                                             --------------      ------------      ------------
Foreign Currencies at Cost ................................................  $           --      $      8,378      $      2,411
                                                                             --------------      ------------      ------------
NET ASSETS CONSIST OF:
Paid-In Capital ...........................................................  $    2,139,276      $  2,075,152      $  1,122,468
Undistributed Net Investment Income (Distributions in Excess of Net
   Investment Income) .....................................................           6,522             7,757             5,850
Accumulated Net Realized Gain (Loss) ......................................             793          (33,867)           (1,893)
Net Unrealized Foreign Exchange Gain (Loss) ...............................              --             (189)              (43)
Net Unrealized Appreciation (Depreciation) ................................         706,643          (77,465)           114,225
                                                                             --------------      ------------      ------------
NET ASSETS. ...............................................................  $    2,853,234      $ 1,971,388       $  1,240,607
                                                                             ==============      ============      ============
(1) NUMBER OF SHARES AUTHORIZED                                               1,000,000,000       700,000,000       500,000,000
                                                                             ==============      ============      ============

--------------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

                                                                    TAX-MANAGED
                                                                  U.S. MARKETWIDE   TAX-MANAGED       TAX-MANAGED
                                                                       VALUE        U.S. EQUITY   U.S. TARGETED VALUE
                                                                    PORTFOLIO*       PORTFOLIO        PORTFOLIO
                                                                  ---------------   -----------   -------------------
INVESTMENT INCOME
   Dividends ..................................................   $        47,153   $    30,149   $            30,580
   Interest ...................................................                11             8                    14
   Income from Securities Lending .............................             1,480           535                 1,888
   Expenses Allocated from Affiliated Investment Company ......            (4,774)           --                    --
                                                                  ---------------   -----------   -------------------
         Total Investment Income ..............................            43,870        30,692                32,482
                                                                  ---------------   -----------   -------------------
EXPENSES

   Investment Advisory Services Fees ..........................                --           734                 9,606
   Administrative Services Fees ...............................             3,313         2,202                    --
   Accounting & Transfer Agent Fees ...........................                37           172                   257
   Custodian Fees .............................................                --            32                    43
   Filing Fees ................................................                55            46                    47
   Shareholders' Reports ......................................                50            28                    51
   Directors'/Trustees' Fees & Expenses .......................                19            12                    19
   Professional Fees ..........................................                19            39                    58
   Other ......................................................                24            24                    46
                                                                  ---------------   -----------   -------------------
         Total Expenses .......................................             3,517         3,289                10,127
                                                                  ---------------   -----------   -------------------
   Fees Waived, Expenses Reimbursed, and/or Previously
      Waived Fees Recovered by Advisor (Note C) ...............                --           (59)                   --
                                                                  ---------------   -----------   -------------------
   Net Expenses ...............................................             3,517         3,230                10,127
                                                                  ---------------   -----------   -------------------
   NET INVESTMENT INCOME (LOSS) ...............................            40,353        27,462                22,355
                                                                  ---------------   -----------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
      Securities ..............................................                --             9                    --
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..............................            45,725        37,995               104,052
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities ...................................           285,396       132,559               200,822
                                                                  ---------------   -----------   -------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ....................           331,121       170,563               304,874
                                                                  ---------------   -----------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................   $       371,474   $   198,025   $           327,229
                                                                  ===============   ===========   ===================

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

                                                                            T.A. U.S.      TAX-MANAGED      T.A. WORLD
                                                            TAX-MANAGED       CORE      DFA INTERNATIONAL     EX U.S.
                                                           U.S. SMALL CAP   EQUITY 2          VALUE         CORE EQUITY
                                                             PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                           --------------   ---------   -----------------   -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0,
      $0, $5,696 and $3,130, respectively) ..............  $       16,193   $  50,140   $          70,021   $    35,662
   Interest .............................................              10          13                   1            --
   Income from Securities Lending .......................           2,036       2,278               1,566         1,197
                                                           --------------   ---------   -----------------   -----------
         Total Investment Income ........................          18,239      52,431              71,588        36,859
                                                           --------------   ---------   -----------------   -----------
EXPENSES
   Investment Advisory Services Fees ....................           6,401       5,894               9,248         4,528
   Accounting & Transfer Agent Fees .....................             152         294                 216           141
   Custodian Fees .......................................              46          56                 429           664
   Filing Fees ..........................................              43          79                  92            54
   Shareholders' Reports ................................              34          41                  50            25
   Directors'/Trustees' Fees & Expenses .................              11          23                  16             9
   Professional Fees ....................................              33          69                  69            80
   Other ................................................              19          32                  43            34
                                                           --------------   ---------   -----------------   -----------
         Total Expenses .................................           6,739       6,488              10,163         5,535
                                                           --------------   ---------   -----------------   -----------
   Fees Paid Indirectly .................................              --          --                  (6)           (5)
                                                           --------------   ---------   -----------------   -----------
   Net Expenses .........................................           6,739       6,488              10,157         5,530
                                                           --------------   ---------   -----------------   -----------
   NET INVESTMENT INCOME (LOSS) .........................          11,500      45,943              61,431        31,329
                                                           --------------   ---------   -----------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received
      from Investment Securities ........................              --          37                  --            --
   Net Realized Gain (Loss) on:
      Investment Securities Sold ........................          68,129      19,708              (1,850)        1,868
      Foreign Currency Transactions .....................              --          --                (768)           (3)
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities and Foreign
      Currency ..........................................          86,134     300,040              (5,473)       26,612
   Translation of Foreign Currency
      Denominated Amounts ...............................              --          --                 (58)         (108)
                                                           --------------   ---------   -----------------   -----------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) .............................................         154,263     319,785              (8,149)       28,369
                                                           --------------   ---------   -----------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................  $      165,763   $ 365,728   $          53,282   $    59,698
                                                           ==============   =========   =================   ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            TAX-MANAGED             TAX-MANAGED             TAX-MANAGED            TAX-MANAGED
                                          U.S. MARKETWIDE           U.S. EQUITY            U.S. TARGETED          U.S. SMALL CAP
                                          VALUE PORTFOLIO            PORTFOLIO            VALUE PORTFOLIO           PORTFOLIO
                                      ----------------------  ----------------------  ----------  ----------  ----------  ----------
                                          YEAR       YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                         ENDED       ENDED      ENDED        ENDED      ENDED        ENDED      ENDED       ENDED
                                        OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                          2012       2011        2012        2011        2012        2011        2012        2011
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) ..... $   40,353  $   30,707  $   27,462  $   23,293  $   22,355  $   15,488  $   11,500  $   8,057
   Capital Gain Distributions
      Received from
      Investment Securites ..........         --          --           9          --          --          --          --         --
   Net Realized Gain (Loss) on:
      Investment Securities
         Sold/Affiliated Investment
         Companies Sold .............     45,725      55,401      37,995      16,560     104,052     163,018      68,129     86,099
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities/Affiliated
      Investment Companies ..........    285,396      29,854     132,559      57,130     200,822     (52,059)     86,134      5,490
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
      Net Increase (Decrease) in
         Net Assets Resulting from
            Operations ..............    371,474     115,962     198,025      96,983     327,229     126,447     165,763     99,646
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
Distributions From:
   Net Investment Income ............    (38,619)    (29,356)    (26,579)    (22,909)    (20,027)    (15,344)    (10,665)    (7,826)
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
      Total Distributions ...........    (38,619)    (29,356)    (26,579)    (22,909)    (20,027)    (15,344)    (10,665)    (7,826)
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
Capital Share Transactions(1):
   Shares Issued ....................    273,305     424,803     208,380     267,973     228,284     369,513     151,087    189,668
   Shares Issued in Lieu of Cash
      Distributions .................     37,484      28,526      24,979      20,568      19,783      15,175      10,379      7,626
   Shares Redeemed ..................   (361,467)   (373,757)   (246,462)   (284,783)   (367,757)   (450,282)   (197,583)  (218,323)
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
      Net Increase (Decrease) from
         Capital Share Transactions..    (50,678)     79,572     (13,103)      3,758    (119,690)    (65,594)    (36,117)   (21,029)
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
      Total Increase (Decrease)
         in Net Assets ..............    282,177     166,178     158,343      77,832     187,512      45,509     118,981     70,791
NET ASSETS
   Beginning of Period ..............  2,063,119   1,896,941   1,364,068   1,286,236   2,191,055   2,145,546   1,212,285  1,141,494
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   End of Period .................... $2,345,296  $2,063,119  $1,522,411  $1,364,068  $2,378,567  $2,191,055  $1,331,266  $1,212,285
                                      ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ....................     17,802      28,609      14,501      19,801      10,738      17,877       6,365      8,418
   Shares Issued in Lieu of Cash
      Distributions .................      2,494       1,941       1,766       1,533         970         743         459        342
   Shares Redeemed ..................    (23,378)    (25,136)    (17,041)    (21,432)    (17,209)    (21,598)     (8,365)    (9,600)
                                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
      Net Increase (Decrease) from
         Shares Issued and Redeemed..     (3,082)      5,414        (774)        (98)     (5,501)     (2,978)     (1,541)      (840)
                                      ==========  ==========  ==========  ==========  ==========  ==========  ==========  =========
UNDISTRIBUTED NET
   INVESTMENT INCOME (DISTRIBUTIONS
   IN EXCESS OF NET INVESTMENT
   INCOME) .......................... $    7,151  $    5,375  $    4,240  $    3,356  $    2,982  $    2,021  $    2,142  $   1,302

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                             T.A. WORLD
                                                   T.A. U.S.                  TAX-MANAGED                      EX U.S.
                                                 CORE EQUITY 2             DFA INTERNATIONAL                 CORE EQUITY
                                                   PORTFOLIO                VALUE PORTFOLIO                   PORTFOLIO
                                           --------------------------  --------------------------    --------------------------
                                               YEAR          YEAR          YEAR          YEAR            YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED            ENDED        ENDED
                                             OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,        OCT. 31,      OCT. 31,
                                               2012          2011          2012          2011            2012          2011
                                           ------------  ------------  ------------  ------------    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .......... $     45,943  $     32,960  $     61,431  $     61,460    $     31,329  $     28,745
   Capital Gain Distributions Received
      from Investment Securities .........           37            --            --            --              --            --
   Net Realized Gain (Loss) on:
      Investment Securities Sold .........       19,708        20,516        (1,850)       68,397           1,868         3,859
      Foreign Currency Transactions ......           --            --          (768)          460**            (3)         (131)**
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities and Foreign
         Currency ........................      300,040        80,826        (5,473)     (282,899)         26,612      (128,674)
      Translation of Foreign Currency
         Denominated Amounts .............           --            --           (58)         (385)           (108)           (3)
   Change in Deferred Thailand Capital
      Gains Tax ..........................           --            --            --            --              --           316
                                           ------------  ------------  ------------  ------------    ------------  ------------
         Net Increase (Decrease) in Net
            Assets Resulting from
            Operations                          365,728       134,302        53,282      (152,967)         59,698       (95,888)
                                           ------------  ------------  ------------  ------------    ------------  ------------
Distributions From:
   Net Investment Income .................      (42,125)      (31,850)      (58,706)      (59,500)        (29,565)      (27,820)
                                           ------------  ------------  ------------  ------------    ------------  ------------
         Total Distributions .............      (42,125)      (31,850)      (58,706)      (59,500)        (29,565)      (27,820)
                                           ------------  ------------  ------------  ------------    ------------  ------------
Capital Share Transactions(1):
   Shares Issued .........................      508,269       710,062       531,329       523,994         384,441       396,289
   Shares Issued in Lieu of Cash
      Distributions ......................       41,426        31,390        57,299        58,085          28,659        26,989
   Shares Redeemed .......................     (452,936)     (425,616)     (455,312)     (360,119)       (245,607)     (223,588)
                                           ------------  ------------  ------------  ------------    ------------  ------------
      Net Increase (Decrease) from Capital
         Share Transactions ..............       96,759       315,836       133,316       221,960         167,493       199,690
                                           ------------  ------------  ------------  ------------    ------------  ------------
      Total Increase (Decrease) in Net
         Assets ..........................      420,362       418,288       127,892         9,493         197,626        75,982
NET ASSETS
   Beginning of Period ...................    2,432,872     2,014,584     1,843,496     1,834,003       1,042,981       966,999
                                           ------------  ------------  ------------  ------------    ------------  ------------
   End of Period ......................... $  2,853,234  $  2,432,872  $  1,971,388  $  1,843,496    $  1,240,607  $  1,042,981
                                           ============  ============  ============  ============    ============  ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued .........................       55,305        80,649        43,190        37,445          47,312        42,686
   Shares Issued in Lieu of Cash
      Distributions ......................        4,601         3,600         4,849         3,994           3,668         2,902
   Shares Redeemed .......................      (49,089)      (48,716)      (37,266)      (25,779)        (30,383)      (25,134)
                                           ------------  ------------  ------------  ------------    ------------  ------------
      Net Increase (Decrease) from Shares
         Issued and Redeemed .............       10,817        35,533        10,773        15,660          20,597        20,454
                                           ============  ============  ============  ============    ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
   (DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME) .................... $      6,522  $      4,481  $      7,757  $      7,201    $      5,850  $      3,526

----------
**   Net of foreign capital gain taxes withheld of $2 and $71, respectively.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------
                                YEAR             YEAR            YEAR            YEAR             PERIOD               YEAR
                                ENDED           ENDED            ENDED          ENDED            DEC. 1,              ENDED
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          2007 TO             NOV. 30,
                                2012             2011            2010            2009         OCT. 31, 2008            2007
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, Beginning
   of Period ............... $    14.42       $    13.78      $    11.61      $    10.59      $       17.51         $    17.67
                             ----------       ----------      ----------      ----------      -------------         ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss) (A) ...........       0.28             0.22            0.16            0.21               0.27               0.27
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ......       2.33             0.63            2.17            1.06              (6.66)             (0.16)
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total from Investment
         Operations ........       2.61             0.85            2.33            1.27              (6.39)              0.11
                             ----------       ----------      ----------      ----------      -------------         ----------
Less Distributions
   Net Investment Income ...      (0.27)           (0.21)          (0.16)          (0.25)             (0.29)             (0.27)
   Net Realized Gains ......         --               --              --              --              (0.24)                --
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total Distributions ..      (0.27)           (0.21)          (0.16)          (0.25)             (0.53)             (0.27)
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, End
   of Period ............... $    16.76       $    14.42      $    13.78      $    11.61      $       10.59         $    17.51
                             ==========       ==========      ==========      ==========      =============         ==========
Total Return ...............      18.34%            6.15%          20.17%          12.54%            (37.53)%(C)          0.54%
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Assets, End of Period
   (thousands) ............. $2,345,296       $2,063,119      $1,896,941      $1,618,256      $   1,576,757         $2,747,843
Ratio of Expenses to
   Average Net Assets ......       0.38%(D)         0.38%(D)        0.38%(D)        0.40%(D)           0.38%(B)(D)        0.37%(D)
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived
   Fees) ................        0.38%(D)        0.38%(D)        0.38%(D)        0.40%(D)              0.38%(B)(D)        0.37%(D)
Ratio of Net Investment
   Income to Average Net
   Assets ..................       1.83%            1.45%           1.24%           2.07%              1.93%(B)           1.45%
Portfolio Turnover Rate ....        N/A              N/A             N/A             N/A                N/A                N/A

                                                             TAX-MANAGED U.S. EQUITY PORTFOLIO
                             -------------------------------------------------------------------------------------------------
                                YEAR             YEAR            YEAR            YEAR             PERIOD               YEAR
                                ENDED           ENDED            ENDED          ENDED            DEC. 1,              ENDED
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          2007 TO             NOV. 30,
                                2012             2011            2010            2009         OCT. 31, 2008            2007
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, Beginning
   of Period ............... $    13.48       $    12.70      $    10.94      $    10.36      $       15.57         $    14.75
                             ----------       ----------      ----------      ----------      -------------         ----------
Income from Investment
   Operations
   Net Investment
      Income (Loss)(A) .....       0.27             0.23            0.20            0.22               0.23               0.25
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ......       1.67             0.77            1.76            0.60              (5.19)              0.81
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total from Investment
         Operations ........       1.94             1.00            1.96            0.82              (4.96)              1.06
                             ----------       ----------      ----------      ----------      -------------         ----------
Less Distributions
   Net Investment Income ...      (0.26)           (0.22)          (0.20)          (0.24)             (0.25)             (0.24)
   Net Realized Gains ......         --               --              --              --                 --                 --
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total Distributions ..      (0.26)           (0.22)          (0.20)          (0.24)             (0.25)             (0.24)
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, End
   of Period ............... $    15.16       $    13.48      $    12.70      $    10.94      $       10.36         $    15.57
                             ==========       ==========      ==========      ==========      =============         ==========
Total Return ...............      14.57%            7.92%          18.10%           8.30%            (32.30)%(C)          7.23%
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Assets, End of Period
   (thousands) ............. $1,522,411       $1,364,068      $1,286,236      $1,141,449      $   1,268,330         $1,823,812
Ratio of Expenses to
   Average Net Assets ......       0.22%            0.22%**         0.22%(D)        0.22%(D)           0.22%(B)(D)        0.22%(D)
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived Fees)..       0.22%            0.23%**         0.23%(D)        0.26%(D)           0.23%(B)(D)        0.23%(D)
Ratio of Net
   Investment Income to
   Average Net Assets ......       1.87%            1.65%           1.70%           2.24%              1.76%(B)           1.59%
Portfolio Turnover
   Rate ....................         7%              11%*           N/A             N/A                N/A                N/A

----------
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
** Represents the combined ratios for the Portfolio and for the period November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series. See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------
                                YEAR             YEAR            YEAR            YEAR             PERIOD               YEAR
                                ENDED           ENDED            ENDED          ENDED            DEC. 1,              ENDED
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          2007 TO             NOV. 30,
                                2012             2011            2010            2009         OCT. 31, 2008            2007
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, Beginning
   of Period .....           $    20.02       $    19.09      $    14.96      $    14.41      $       23.09         $    27.39
                             ----------       ----------      ----------      ----------      -------------         ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss)(A) ............       0.21             0.14            0.11            0.14               0.20               0.25
   Net Gains (Losses)
      on Securities
      (Realized and
      Unrealized) ..........       2.85             0.93            4.13            0.60              (7.29)             (1.87)
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total from Investment
         Operations ........       3.06             1.07            4.24            0.74              (7.09)             (1.62)
                             ----------       ----------      ----------      ----------      -------------         ----------
Less Distributions
   Net Investment Income ...      (0.19)           (0.14)          (0.11)          (0.19)             (0.18)             (0.24)
   Net Realized Gains ......         --               --              --              --              (1.41)             (2.44)
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total Distributions ..      (0.19)           (0.14)          (0.11)          (0.19)             (1.59)             (2.68)
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, End
   of Period ............... $    22.89       $    20.02      $    19.09      $    14.96      $       14.41         $    23.09
                             ==========       ==========      ==========      ==========      =============         ==========
Total Return ...............      15.39%            5.58%          28.43%           5.41%           (32.85)%(C)          (6.58)%
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Assets, End of Period
   (thousands) ............. $2,378,567       $2,191,055      $2,145,546      $1,700,343      $   1,662,774         $2,905,694
Ratio of Expenses to
   Average Net Assets ......       0.44%            0.44%           0.45%           0.47%              0.45%(B)           0.47%
Ratio of Net
   Investment Income to
   Average Net Assets ......       0.98%            0.66%           0.63%           1.04%              1.07%(B)           0.98%
Portfolio Turnover
   Rate ....................         12%              21%             26%             34%                40%(C)             28%

                                                            TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                             -------------------------------------------------------------------------------------------------
                                YEAR             YEAR            YEAR            YEAR             PERIOD               YEAR
                                ENDED           ENDED            ENDED          ENDED            DEC. 1,              ENDED
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          2007 TO             NOV. 30,
                                2012             2011            2010            2009         OCT. 31, 2008            2007
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, ...........
   Beginning of Period       $    22.07       $    20.47      $    16.26      $    15.83      $       25.86         $    26.27
                             ----------       ----------      ----------      ----------      -------------         ----------
Income from Investment
   Operations
   Net Investment
      Income (Loss)(A) .....       0.21             0.15            0.11            0.13               0.19               0.18
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ......       2.85             1.59            4.20            0.47              (7.87)             (0.42)
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total from Investment
         Operations ........       3.06             1.74            4.31            0.60              (7.68)             (0.24)
                             ----------       ----------      ----------      ----------      -------------         ----------
Less Distributions
   Net Investment Income ...      (0.20)           (0.14)          (0.10)          (0.17)             (0.18)             (0.17)
   Net Realized Gains ......         --               --              --              --              (2.17)                --
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total Distributions ..      (0.20)           (0.14)          (0.10)          (0.17)             (2.35)             (0.17)
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, End
   of Period ............... $    24.93       $    22.07      $    20.47      $    16.26      $       15.83         $    25.86
                             ==========       ==========      ==========      ==========      =============         ==========
Total Return ...............      13.95%            8.50%          26.61%           3.98%            (32.53)%(C)         (0.94)%
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Assets, End of
   Period (thousands) ...... $1,331,266       $1,212,285      $1,141,494      $  957,145      $   1,077,395         $1,779,245
Ratio of Expenses to
   Average Net Assets ......       0.53%            0.53%           0.53%           0.55%              0.53%(B)           0.53%
Ratio of Net
   Investment Income to
   Average Net Assets ......       0.90%            0.64%           0.58%           0.88%              0.98%(B)           0.65%
Portfolio Turnover Rate ....         17%              22%             27%             28%                39%(C)             31%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            T.A. U.S. CORE EQUITY 2 PORTFOLIO
                             -----------------------------------------------------------------------------------------------
                                                                                                  PERIOD            PERIOD
                                YEAR             YEAR            YEAR            YEAR            DEC. 1,            OCT. 4,
                                ENDED           ENDED           ENDED           ENDED            2007 TO          2007(a) TO
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          OCT. 31,          NOV. 30,
                                2012             2011            2010            2009              2008              2007
                             ----------       ----------      ----------      ----------      -------------       ----------
Net Asset Value, Beginning
   of Period ............... $     8.63       $     8.18      $     6.83      $     6.31      $        9.40       $    10.00
                             ----------       ----------      ----------      ----------      -------------       ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss) (A) ...........       0.16             0.12            0.11            0.11               0.13             0.02
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ......       1.11             0.45            1.35            0.52              (3.12)           (0.62)
                             ----------       ----------      ----------      ----------      -------------       ----------
      Total from Investment
         Operations ........       1.27             0.57            1.46            0.63              (2.99)           (0.60)
                             ----------       ----------      ----------      ----------      -------------       ----------
Less Distributions
   Net Investment Income ...      (0.15)           (0.12)          (0.11)          (0.11)             (0.10)              --
   Net Realized Gains ......         --               --              --              --                 --               --
                             ----------       ----------      ----------      ----------      -------------       ----------
      Total Distributions ..      (0.15)           (0.12)          (0.11)          (0.11)             (0.10)              --
                             ----------       ----------      ----------      ----------      -------------       ----------
Net Asset Value, End
   of Period ............... $     9.75       $     8.63      $     8.18      $     6.83      $        6.31       $     9.40
                             ==========       ==========      ==========      ==========      =============       ==========
Total Return ...............      14.82%            6.97%          21.49%          10.28%           (32.16)%(C)       (6.00)%(C)
                             ----------       ----------      ----------      ----------      -------------       ----------
Net Assets, End of Period
   (thousands) ......        $2,853,234       $2,432,872      $2,014,584      $1,444,886      $     585,165       $  106,507
Ratio of Expenses to
   Average Net Assets ......       0.24%            0.24%           0.25%           0.28%              0.29%(B)         0.30%(B)(E)
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers
   and Assumption of
   Expenses and/or Recovery
   of Previously Waived
   Fees and Fees Paid
   Indirectly) .............       0.24%            0.24%           0.25%           0.28%              0.29%(B)          0.60%(B)(E)
Ratio of Net
   Investment Income to
   Average Net Assets ......       1.71%            1.39%           1.45%           1.82%              1.75%(B)          2.09%(B)(E)
Portfolio Turnover
   Rate ....................          6%               6%              5%              5%                 9%(C)             0%(C)

                                                        TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------
                                                                                                  PERIOD
                                YEAR             YEAR            YEAR            YEAR            DEC. 1,               YEAR
                                ENDED           ENDED           ENDED           ENDED            2007 TO               ENDED
                              OCT. 31,         OCT. 31,        OCT. 31,        OCT. 31,          OCT. 31,            NOV. 30,
                                2012             2011            2010            2009              2008                2007
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, Beginning
   of Period ............... $    12.99       $    14.53      $    13.49      $    10.55      $       21.91         $    19.96
                             ----------       ----------      ----------      ----------      -------------         ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss) (A) ...........       0.42             0.46            0.31            0.32               0.59               0.59
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ......      (0.10)           (1.55)           1.03            3.00              (9.60)              2.76
                             ----------       ----------      ----------      ----------      -------------         ----------
         Total from Investment
            Operations .....       0.32            (1.09)           1.34            3.32              (9.01)              3.35
                             ----------       ----------      ----------      ----------      -------------         ----------
Less Distributions
   Net Investment Income ...      (0.40)           (0.45)          (0.30)          (0.38)             (0.64)             (0.48)
   Net Realized Gains ......         --               --              --              --              (1.71)             (0.92)
                             ----------       ----------      ----------      ----------      -------------         ----------
      Total Distributions ..      (0.40)           (0.45)          (0.30)          (0.38)             (2.35)             (1.40)
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Asset Value, End
   of Period ............... $    12.91       $    12.99      $    14.53      $    13.49      $       10.55         $    21.91
                             ==========       ==========      ==========      ==========      =============         ==========
Total Return ...............       2.77%           (7.81)%         10.34%          32.27%           (45.58)%(C)          17.51%
                             ----------       ----------      ----------      ----------      -------------         ----------
Net Assets, End of
   Period (thousands) ...... $1,971,388       $1,843,496      $1,834,003      $1,637,834      $   1,393,229         $2,859,270
Ratio of Expenses to
   Average Net Assets ......       0.55%            0.55%           0.55%           0.56%              0.54%(B)           0.54%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived Fees
   and Fees Paid
   Indirectly) .............       0.55%            0.55%           0.55%           0.56%              0.54%(B)           0.54%
Ratio of Net
   Investment Income to
   Average Net Assets ......       3.32%            3.16%           2.29%           2.92%              3.76%(B)           2.77%
Portfolio Turnover Rate ....         18%              16%             28%             24%                24%(C)             20%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        T.A WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                             --------------------------------------------------------------
                                                                                                                   PERIOD
                                                                                                                  MARCH 6,
                                                                 YEAR        YEAR          YEAR        YEAR        2008(a)
                                                                ENDED       ENDED         ENDED       ENDED          TO
                                                               OCT. 31,    OCT. 31,      OCT. 31,    OCT. 31,     OCT. 31,
                                                                 2012        2011          2010        2009         2008
                                                             ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period ....................... $     8.39   $     9.31   $     8.13   $     5.85   $    10.00
                                                             ----------   ----------   ----------   ----------   ----------
Income from Investment Operations
   Net Investment Income (Loss) (A) ........................       0.23         0.25         0.17         0.16         0.15
   Net Gains (Losses) on Securities (Realized and
      Unrealized) ..........................................       0.16        (0.93)        1.17         2.27        (4.15)
                                                             ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations .....................       0.39        (0.68)        1.34         2.43        (4.00)
                                                             ----------   ----------   ----------   ----------   ----------
Less Distributions
   Net Investment Income ...................................      (0.22)       (0.24)       (0.16)       (0.15)       (0.15)
                                                             ----------   ----------   ----------   ----------   ----------
      Total Distributions ..................................      (0.22)       (0.24)       (0.16)       (0.15)       (0.15)
                                                             ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period ............................. $     8.56   $     8.39   $     9.31   $     8.13   $     5.85
                                                             ==========   ==========   ==========   ==========   ==========
Total Return ...............................................       4.90%       (7.55)%      16.78%       42.13%     (40.61)%(C)
                                                             ----------   ----------   ----------   ----------   ----------
Net Assets, End of Period (thousands) ...................... $1,240,607   $1,042,981   $  966,999   $  668,728   $  228,318
Ratio of Expenses to Average Net Assets ....................       0.49%        0.48%        0.48%        0.54%        0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
   and Assumption of Expenses and/or Recovery of
   Previously Waived Fees and Fees Paid Indirectly) ........       0.49%        0.48%        0.48%        0.51%        0.85%(B)(E)
Ratio of Net Investment Income to Average Net Assets .......       2.77%        2.63%        2.00%        2.38%        3.27%(B)(E)
Portfolio Turnover Rate ....................................          3%           5%           2%           5%           2%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining sixty portfolios are presented in separate reports.

     Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, the Feeder Fund owned 71% of its Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

     Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

     Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

     Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed

DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the International Equity Portfolios' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierachy.

     Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

     A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

     The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

     The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

     T.A. World ex U.S. Core Equity Portfolio is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities.
The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

     The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor does not receive additional compensation for the investment advisory services it provides for the Feeder Fund. For the year ended October 31, 2012, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                    ADMINISTRATIVE      ADVISORY
                                                     SERVICES FEES   SERVICES FEES
                                                    --------------   -------------
Tax-Managed U.S. Marketwide Value Portfolio ......       0.15%             --
Tax-Managed U.S. Equity Portfolio ................       0.15%           0.05%
Tax-Managed U.S. Targeted Value Portfolio ........         --            0.42%
Tax-Managed U.S. Small Cap Portfolio .............         --            0.50%
T.A. U.S. Core Equity 2 Portfolio ................         --            0.22%
Tax-Managed DFA International Value Portfolio ....         --            0.50%
T.A. World ex U.S. Core Equity Portfolio .........         --            0.40%

     Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       PREVIOUSLY
                                                                   RECOVERY           WAIVED FEES/
                                                    EXPENSE      OF PREVIOUSLY      EXPENSES ASSUMED
                                                   LIMITATION     WAIVED FEES/     SUBJECT TO FUTURE
                                                     AMOUNT      EXPENSES ASSUMED       RECOVERY
                                                   ----------   ----------------   -----------------
Tax-Managed U.S. Equity Portfolio (1) .............. 0.22%              --                $315
T.A. U.S. Core Equity 2 Portfolio (2) .............. 0.30%              --                  --
T.A. World ex U.S. Core Equity Portfolio (3) ....... 0.60%              --                  --

(1) The Advisor has contractually agreed to waive its administration fee and advisory fee and assume the expenses of the Portfolio to the extent necessary to reduce the Portfolio's total operating expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its invesment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

EARNED INCOME CREDIT:

     In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
Tax-Managed DFA International Value Portfolio ......     $6
T.A. World ex U.S. Core Equity Portfolio ...........      5

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid to the CCO by the Fund were $234 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio ........ $57
Tax-Managed U.S. Equity Portfolio ..................  79
Tax-Managed U.S. Targeted Value Portfolio ..........  60
Tax-Managed U.S. Small Cap Portfolio ...............  35
T.A. U.S. Core Equity 2 Portfolio ..................  50
Tax-Managed DFA International Value Portfolio ......  54
T.A. World ex U.S. Core Equity Portfolio ...........  22

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES     SALES
                                                    ---------   --------
Tax-Managed U.S. Equity Portfolio ..............   $102,118     $120,824
Tax-Managed U.S. Targeted Value Portfolio ......    266,212      391,566
Tax-Managed U.S. Small Cap Portfolio ...........    219,280      259,837
T.A. U.S. Core Equity 2 Portfolio ..............    233,403      151,375
Tax-Managed DFA International Value Portfolio ..    475,088      334,492
T.A. World ex U.S. Core Equity Portfolio .......    201,113       34,906

     There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net realized foreign currency gains/(losses), realized gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and non-deductible expenses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         INCREASE         INCREASE
                                                                        (DECREASE)       (DECREASE)
                                                       INCREASE       UNDISTRIBUTED     ACCUMULATED
                                                      (DECREASE)      NET INVESTMENT    NET REALIZED
                                                    PAID-IN CAPITAL       INCOME       GAINS (LOSSES)
                                                    ---------------   --------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio ....    $            (3)  $           42   $          (39)
Tax Managed U.S. Equity Portfolio ..............                 (1)               1               --
Tax-Managed U.S. Targeted Value Portfolio ......              4,833           (1,367)          (3,466)
Tax Managed U.S. Small Cap Portfolio ...........                 (5)               5               --
T.A. U.S. Core Equity 2 Portfolio ..............              1,917           (1,777)            (140)
Tax-Managed DFA International Value Portfolio ..              1,401           (2,169)             768
T.A. World ex U.S. Core Equity Portfolio .......                782              560           (1,342)

     The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                                 NET INVESTMENT
                                                   INCOME AND
                                                   SHORT-TERM      LONG-TERM
                                                 CAPITAL GAINS    CAPITAL GAIN    TOTAL
                                                 --------------   ------------   -------
Tax-Managed U.S. Marketwide Value Portfolio
2011 ...........................................    $29,356            --        $29,356
2012 ...........................................     38,619            --         38,619
Tax-Managed U.S. Equity Portfolio
2011 ...........................................     22,909            --         22,909
2012 ...........................................     26,579            --         26,579
Tax-Managed U.S. Targeted Value Portfolio
2011 ...........................................     15,344            --         15,344
2012 ...........................................     21,411        $3,466         24,877
Tax-Managed U.S. Small Cap Portfolio
2011 ...........................................      7,826            --          7,826
2012 ...........................................     10,665            --         10,665
T.A. U.S. Core Equity 2 Portfolio
2011 ...........................................     32,785            --         32,785
2012 ...........................................     43,904           140         44,044
Tax-Managed DFA International Value Portfolio
2011 ...........................................     61,130            --         61,130
2012 ...........................................     60,106            --         60,106
T.A. World ex U.S. Core Equity Portfolio
2011 ...........................................     28,920            --         28,920
2012 ...........................................     30,337            10         30,347

     At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    NET INVESTMENT
                                                        INCOME
                                                    AND SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS    CAPITAL GAINS   TOTAL
                                                    --------------   -------------   ------
Tax-Managed U.S. Targeted Value Portfolio .........     $1,384        $3,466         $4,850
T.A. U.S. Core Equity 2 Portfolio .................      1,779           140          1,919
Tax-Managed DFA International Value Portfolio .....      1,400            --          1,400
T.A. World ex U.S. Core Equity Portfolio ..........        772            10            782

     At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                     UNDISTRIBUTED                                    TOTAL NET
                                                    NET INVESTMENT                                  DISTRIBUTABLE
                                                      INCOME AND     UNDISTRIBUTED      CAPITAL       EARNINGS
                                                      SHORT-TERM       LONG-TERM         LOSS       (ACCUMULATED
                                                     CAPITAL GAINS   CAPITAL GAINS   CARRYFORWARD      LOSSES)
                                                    --------------   -------------   ------------   -------------
Tax-Managed U.S. Marketwide Value Portfolio .....       $7,429              --         $(140,771)     $(133,342)
Tax-Managed U.S. Equity Portfolio ...............        4,360              --          (424,041)      (419,681)
Tax-Managed U.S. Targeted Value Portfolio .......        4,346         $51,903                --         56,249

                                                     UNDISTRIBUTED                                    TOTAL NET
                                                    NET INVESTMENT                                  DISTRIBUTABLE
                                                      INCOME AND     UNDISTRIBUTED      CAPITAL       EARNINGS
                                                      SHORT-TERM       LONG-TERM         LOSS       (ACCUMULATED
                                                     CAPITAL GAINS   CAPITAL GAINS   CARRYFORWARD      LOSSES)
                                                    --------------   -------------   ------------   -------------
Tax-Managed U.S. Small Cap Portfolio ............       $2,724              --          $(66,960)      $(64,236)
T.A. U.S. Core Equity 2 Portfolio ...............        6,745          $3,473                --         10,218
Tax-Managed DFA International Value Portfolio ...        7,810              --           (30,216)       (22,406)
T.A. World ex U.S. Core Equity Portfolio ........        6,458             415                --          6,873

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    EXPIRES ON OCTOBER 31,
                                                    ----------------------
                                                      2016       2017     UNLIMITED    TOTAL
                                                    --------   --------   ---------   --------
Tax-Managed U.S. Marketwide Value Portfolio .....         --   $140,771         --    $140,771
Tax-Managed U.S. Equity Portfolio ...............   $137,475    286,566         --     424,041
Tax-Managed U.S. Small Cap Portfolio ............         --     66,960         --      66,960
Tax-Managed DFA International Value Portfolio ...         --     28,430     $1,786      30,216

     During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Tax-Managed U.S. Marketwide Value Portfolio .........................  $45,693
Tax-Managed U.S. Equity Portfolio ...................................   37,759
Tax Managed U.S. Targeted Value Portfolio ...........................   48,683
Tax Managed U.S. Small Cap Portfolio ................................   68,086
T.A. U.S. Core Equity 2 Portfolio ...................................   16,156
T.A. World ex U.S. Core Equity Portfolio ............................      120

     At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                      NET
                                                                                                   UNREALIZED
                                                      FEDERAL      UNREALIZED     UNREALIZED       APPRECIATION
                                                      TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                     ----------   ------------   --------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio .......  $1,824,371       $681,755      $(160,469)        $521,286
Tax-Managed U.S. Equity Portfolio .................   1,093,235        601,145        (32,196)         568,949
Tax-Managed U.S. Targeted Value Portfolio .........   2,132,577        698,539       (196,259)         502,280
Tax-Managed U.S. Small Cap Portfolio ..............   1,157,439        474,111        (71,105)         403,006
T.A. U.S. Core Equity 2 Portfolio .................   2,484,228        821,253       (117,463)         703,790
Tax-Managed DFA International Value Portfolio .....   2,096,521        214,191       (295,326)        (81,135)
T.A. World ex U.S. Core Equity Portfolio ..........   1,175,405        267,617       (156,315)         111,302

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Summarized below are the specific types of derivative instruments used by the Portfolios.

     3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At October 31, 2012, the Portfolios had no outstanding futures contracts.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                       WEIGHTED       WEIGHTED      NUMBER OF     INTEREST   MAXIMUM AMOUNT
                                                       AVERAGE         AVERAGE         DAYS        EXPENSE   BORROWED DURING
                                                    INTEREST RATE   LOAN BALANCE   OUTSTANDING*   INCURRED      THE PERIOD
                                                    -------------   ------------   ------------   --------   ---------------

Tax-Managed U.S. Equity Portfolio ................       0.89%         $1,992            11        $   1        $  5,858
Tax-Managed U.S. Targeted Value Portfolio ........       0.85%          2,424             9            1           4,628
Tax-Managed U.S. Small Cap Portfolio .............       0.92%          1,188             1           --           1,188
T.A. U.S. Core Equity 2 Portfolio ................       0.90%          4,108            18            2           7,484
Tax-Managed DFA International Value Portfolio ....       0.85%          2,220            49            3          13,457
T.A. World ex U.S. Core Equity Portfolio .........       0.88%          1,871            31            1           8,826

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Portfolio's available line of credit was utilized. There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

I. SECURITIES LENDING:

     As of October 31, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, T.A. World ex U.S. Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $3,985 (in thousands). Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

     At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                     APPROXIMATE
                                                                      PERCENTAGE
                                                       NUMBER OF    OF OUTSTANDING
                                                     SHAREHOLDERS       SHARES
                                                     ------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio .....         3                 91%
Tax-Managed U.S. Equity Portfolio ...............         3                 88%
Tax-Managed U.S. Targeted Value Portfolio .......         3                 96%
Tax-Managed U.S. Small Cap Portfolio ............         3                 95%
T.A. U.S. Core Equity 2 Portfolio ...............         3                 92%
Tax-Managed DFA International Value Portfolio ...         3                 94%
T.A. World ex U.S. Core Equity Portfolio ........         3                 88%

     The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

     The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                        THE DFA INVESTMENT TRUST COMPANY
                                PERFORMANCE CHART

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R)VALUE INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                         TAX-MANAGED
                                                                            U.S.          RUSSELL
                                                                         MARKETWIDE     3000 (R) VALUE
BEGINDATE    ENDDATE     FUNDRETURNS   BENCHMARK0RETURNS      ENDDATE   VALUE SERIES       INDEX
---------    -------     -----------   -----------------      -------   ------------   ----------------
2002-10-31   2002-11-30        6.93%               6.41%      10/2002          10000          10000
2002-11-30   2002-12-31       -5.75%              -4.34%      11/2002     10692.7374          10641
2002-12-31   2003-01-31       -2.11%              -2.45%      12/2002     10078.2123     10179.1806
2003-01-31   2003-02-28       -2.72%              -2.71%      01/2003     9865.92179     9929.79068
2003-02-28   2003-03-31        0.00%               0.23%      02/2003     9597.76536     9660.69335
2003-03-31   2003-04-30        9.43%               8.85%      03/2003     9597.76536     9682.91294
2003-04-30   2003-05-31        8.40%               6.72%      04/2003     10502.7933     10539.8507
2003-05-31   2003-06-30        0.88%               1.28%      05/2003     11385.4749     11248.1287
2003-06-30   2003-07-31        3.21%               1.74%      06/2003     11486.0335     11392.1048
2003-07-31   2003-08-31        3.96%               1.72%      07/2003     11854.7486     11590.3274
2003-08-31   2003-09-30       -3.08%              -0.99%      08/2003     12324.0223      11789.681
2003-09-30   2003-10-31        7.11%               6.27%      09/2003     11944.1341     11672.9632
2003-10-31   2003-11-30        2.71%               1.55%      10/2003     12793.2961      12404.858
2003-11-30   2003-12-31        5.19%               5.96%      11/2003     13139.6648     12597.1333
2003-12-31   2004-01-31        2.18%               1.89%      12/2003     13821.2291     13347.9224
2004-01-31   2004-02-29        2.22%               2.13%      01/2004      14122.905     13600.1981
2004-02-29   2004-03-31       -0.15%              -0.70%      02/2004     14435.7542     13889.8824
2004-03-31   2004-04-30       -1.78%              -2.66%      03/2004     14413.4078     13792.6532
2004-04-30   2004-05-31        0.79%               1.03%      04/2004     14156.4246     13425.7686
2004-05-31   2004-06-30        3.13%               2.57%      05/2004     14268.1564      13564.054
2004-06-30   2004-07-31       -3.49%              -1.68%      06/2004     14715.0838     13912.6502
2004-07-31   2004-08-31       -0.55%               1.39%      07/2004     14201.1173     13678.9177
2004-08-31   2004-09-30        3.64%               1.75%      08/2004      14122.905     13869.0546
2004-09-30   2004-10-31        1.37%               1.65%      09/2004     14636.8715     14111.7631
2004-10-31   2004-11-30        6.70%               5.38%      10/2004     14837.9888     14344.6072
2004-11-30   2004-12-31        3.25%               3.26%      11/2004     15832.4022     15116.3471
2004-12-31   2005-01-31       -2.12%              -1.96%      12/2004     16346.3687       15609.14
2005-01-31   2005-02-28        3.84%               3.20%      01/2005          16000     15303.2008
2005-02-28   2005-03-31       -1.01%              -1.43%      02/2005     16614.5251     15792.9032
2005-03-31   2005-04-30       -3.67%              -2.07%      03/2005     16446.9274     15567.0647
2005-04-30   2005-05-31        4.37%               2.71%      04/2005     15843.5754     15244.8265
2005-05-31   2005-06-30        2.50%               1.38%      05/2005     16536.3128     15657.5902
2005-06-30   2005-07-31        5.41%               3.14%      06/2005     16949.7207     15873.0992
2005-07-31   2005-08-31       -0.13%              -0.60%      07/2005     17865.9218     16371.2485
2005-08-31   2005-09-30        1.82%               1.26%      08/2005     17843.5754     16272.6461
2005-09-30   2005-10-31       -2.40%              -2.54%      09/2005     18167.5978     16478.4294
2005-10-31   2005-11-30        3.97%               3.34%      10/2005     17731.8436     16060.3291
2005-11-30   2005-12-31        0.48%               0.48%      11/2005     18435.7542     16596.7441
2005-12-31   2006-01-31        5.55%               4.27%      12/2005     18525.1397     16675.9835
2006-01-31   2006-02-28       -0.23%               0.55%      01/2006     19553.0726     17387.4927
2006-02-28   2006-03-31        2.35%               1.67%      02/2006     19508.3799     17483.9364
2006-03-31   2006-04-30        2.52%               2.33%      03/2006     19966.4804     17775.5614
2006-04-30   2006-05-31       -2.84%              -2.67%      04/2006     20469.2737     18189.6609
2006-05-31   2006-06-30        0.67%               0.69%      05/2006     19888.2681     17703.5029
2006-06-30   2006-07-31       -0.61%               2.07%      06/2006     20022.3464     17826.0771
2006-07-31   2006-08-31        0.51%               1.79%      07/2006     19899.4413     18195.7447
2006-08-31   2006-09-30        1.96%               1.90%      08/2006          20000      18521.878
2006-09-30   2006-10-31        3.84%               3.44%      09/2006     20391.0614     18873.9923
2006-10-31   2006-11-30        2.48%               2.33%      10/2006     21173.1843     19522.8234
2006-11-30   2006-12-31        1.91%               2.12%      11/2006      21698.324     19978.6567
2006-12-31   2007-01-31        2.63%               1.30%      12/2006     22111.7318     20401.8935
2007-01-31   2007-02-28       -1.28%              -1.53%      01/2007     22692.7374     20666.8571
2007-02-28   2007-03-31        1.15%               1.52%      02/2007     22402.2346     20350.8962
2007-03-31   2007-04-30        3.55%               3.45%      03/2007     22659.2179     20659.2455
2007-04-30   2007-05-31        4.71%               3.61%      04/2007     23463.6871     21372.8228
2007-05-31   2007-06-30       -2.14%              -2.34%      05/2007     24569.8324     22144.9067
2007-06-30   2007-07-31       -5.44%              -4.95%      06/2007     24044.6927     21627.7995
2007-07-31   2007-08-31       -0.54%               1.19%      07/2007     22737.4302     20556.1917
2007-08-31   2007-09-30        2.52%               3.19%      08/2007     22614.5251     20801.3167
2007-09-30   2007-10-31        0.10%               0.10%      09/2007     23184.3575     21465.3455
2007-10-31   2007-11-30       -5.87%              -5.10%      10/2007     23206.7039     21486.0497
2007-11-30   2007-12-31       -0.41%              -0.96%      11/2007     21843.5754     20391.1786
2007-12-31   2008-01-31       -3.95%              -4.01%      12/2007     21754.1899     20195.7373
2008-01-31   2008-02-29       -3.64%              -4.17%      01/2008     20893.8547     19385.2837
2008-02-29   2008-03-31       -1.83%              -0.58%      02/2008     20134.0782     18576.3629
2008-03-31   2008-04-30        5.65%               4.74%      03/2008     19765.3631     18468.6199
2008-04-30   2008-05-31        2.25%               0.12%      04/2008     20882.6815     19343.8748
2008-05-31   2008-06-30      -11.04%              -9.57%      05/2008     21351.9553     19366.8622
2008-06-30   2008-07-31       -0.76%               0.06%      06/2008     18994.4134     17513.9124
2008-07-31   2008-08-31        2.02%               1.95%      07/2008      18849.162     17524.3396
2008-08-31   2008-09-30       -8.48%              -7.13%      08/2008     19229.0503     17866.0642
2008-09-30   2008-10-31      -22.35%             -17.54%      09/2008     17597.7653      16592.837
2008-10-31   2008-11-30       -9.89%              -7.53%      10/2008     13664.8045     13682.2128
2008-11-30   2008-12-31        3.36%               1.76%      11/2008     12312.8492     12651.8145
2008-12-31   2009-01-31      -12.99%             -11.73%      12/2008      12726.257     12874.5332
2009-01-31   2009-02-28      -13.42%             -13.40%      01/2009     11072.6257     11364.9674
2009-02-28   2009-03-31       10.49%               8.58%      02/2009     9586.59217     9841.69646
2009-03-31   2009-04-30       17.30%              11.13%      03/2009     10592.1788     10685.7798
2009-04-30   2009-05-31        7.55%               5.85%      04/2009      12424.581     11875.2023
2009-05-31   2009-06-30       -1.42%              -0.70%      05/2009     13363.1285     12569.7295
2009-06-30   2009-07-31       10.26%               8.44%      06/2009     13173.1843     12481.8663
2009-07-31   2009-08-31        6.62%               5.19%      07/2009     14525.1396     13535.8989
2009-08-31   2009-09-30        4.47%               3.95%      08/2009     15486.0335     14238.6048
2009-09-30   2009-10-31       -4.77%              -3.35%      09/2009     16178.7709     14801.6901
2009-10-31   2009-11-30        4.64%               5.44%      10/2009     15407.8212      14305.911
2009-11-30   2009-12-31        3.67%               2.21%      11/2009      16122.905     15084.7915
2009-12-31   2010-01-31       -2.81%              -2.82%      12/2009     16715.0838     15418.7317
2010-01-31   2010-02-28        4.61%               3.28%      01/2010       16245.81     14983.6177
2010-02-28   2010-03-31        7.89%               6.66%      02/2010     16994.4134     15474.5742
2010-03-31   2010-04-30        3.90%               2.96%      03/2010     18335.1955     16505.0463
2010-04-30   2010-05-31       -8.56%              -8.24%      04/2010     19050.2793     16993.3648
2010-05-31   2010-06-30       -7.63%              -5.89%      05/2010     17418.9944     15593.1645
2010-06-30   2010-07-31        7.99%               6.80%      06/2010     16089.3854      14674.605
2010-07-31   2010-08-31       -6.56%              -4.53%      07/2010     17374.3016     15672.3224
2010-08-31   2010-09-30        9.98%               7.99%      08/2010     16234.6368     14961.7412
2010-09-30   2010-10-31        3.88%               3.07%      09/2010     17854.7486     16156.5291
2010-10-31   2010-11-30        0.24%              -0.29%      10/2010      18547.486     16652.4262
2010-11-30   2010-12-31        9.44%               7.92%      11/2010     18592.1787     16604.8873
2010-12-31   2011-01-31        2.47%               2.08%      12/2010     20346.3687     17920.7301
2011-01-31   2011-02-28        5.63%               3.80%      01/2011      20849.162     18293.6812
2011-02-28   2011-03-31        0.66%               0.48%      02/2011     22022.3463     18988.9583
2011-03-31   2011-04-30        2.37%               2.58%      03/2011     22167.5977     19079.7873
2011-04-30   2011-05-31       -1.58%              -1.12%      04/2011     22692.7374     19571.3266
2011-05-31   2011-06-30       -1.75%              -2.08%      05/2011     22335.1955     19352.6553
2011-06-30   2011-07-31       -4.23%              -3.32%      06/2011      21944.134     18949.1957
2011-07-31   2011-08-31       -8.35%              -6.45%      07/2011     21016.7597     18320.8629
2011-08-31   2011-09-30      -10.15%              -7.83%      08/2011     19262.5698     17138.6225
2011-09-30   2011-10-31       13.94%              11.68%      09/2011     17307.2625     15797.4558
2011-10-31   2011-11-30       -0.79%              -0.49%      10/2011     19720.6703     17642.1459
2011-11-30   2011-12-31        1.03%               1.98%      11/2011     19564.2457     17555.1451
2011-12-31   2012-01-31        5.20%               4.01%      12/2011     19765.3631     17902.6464
2012-01-31   2012-02-29        5.27%               3.79%      01/2012      20793.296     18620.1568
2012-02-29   2012-03-31        2.14%               2.98%      02/2012     21888.2681      19325.044
2012-03-31   2012-04-30       -1.85%              -1.05%      03/2012     22357.5418     19900.0055
2012-04-30   2012-05-31       -7.03%              -5.88%      04/2012      21944.134     19690.3481
2012-05-31   2012-06-30        5.26%               4.95%      05/2012     20402.2346     18531.8864
2012-06-30   2012-07-31        0.88%               0.88%      06/2012     21474.8603     19449.5979
2012-07-31   2012-08-31        3.76%               2.24%      07/2012     21664.8044     19620.5641
2012-08-31   2012-09-30        3.58%               3.20%      08/2012     22480.4469     20059.9911
2012-09-30   2012-10-31        0.34%              -0.55%      09/2012     23284.9161     20702.6588
                                                           10/31/2012     23363.1284     20589.0273

                   AVERAGE ANNUAL   ONE    FIVE     TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                   ------  -----   -----
                                   18.47%  0.13%   8.86%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                        THE DFA INVESTMENT TRUST COMPANY
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2012

     The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

     Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

     Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

     The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell 3000(R)Index ..........................   14.75%
Russell Microcap(R)Index (micro cap stocks) ...   16.49%
Russell 2000(R)Index (small cap stocks) .......   12.08%
Russell 1000(R)Index (large cap stocks) .......   14.97%
Dow Jones US Select REIT Index ................   14.09%

     The value premium was positive across both large cap and small cap stocks

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell 2000(R)Value Index (small cap value stocks) ......   14.47%
Russell 2000(R)Growth Index (small cap growth stocks) ....   9.70%
Russell 1000(R)Value Index (large cap value stocks) ......   16.89%
Russell 1000(R)Growth Index (large cap growth stocks) ....   13.02%
----------
Source: Russell data copyright(C)Russell Investment Group 1995-2012 all rights reserved.

     For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

     The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. Value is measured primarily by book-to-market ratio. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to U.S. value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 18.47% for the Series and 16.70% for the Rus-sell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks generally outperformed during the period. The Series' more prominent value characteristics as compared to the Index was the primary contributor to relative outperformance. The Series' exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLE

                                                   BEGINNING    ENDING                  EXPENSE
                                                    ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                     VALUE      VALUE       EXPENSES     DURING
                                                   05/01/12    10/31/12      RATIO*     PERIOD*
                                                   ---------   ---------   ----------   --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Actual Fund Return. ............................   $1,000.00   $1,064.65      0.21%      $1.09
Hypothetical 5% Annual Return ..................   $1,000.00   $1,024.08      0.21%      $1.07

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

     The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments.The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

Consumer Discretionary ........   19.8%
Consumer Staples ..............    8.0%
Energy ........................   16.3%
Financials ....................   16.7%
Health Care ...................    9.5%
Industrials ...................   14.2%
Information Technology ........    5.1%
Materials .....................    3.4%
Other .........................     --
Telecommunication Services ....    6.7%
Utilities .....................    0.3%
                                 ------
                                 100.0%

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2012

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (95.0%)
Consumer Discretionary -- (18.8%)
   #Carnival Corp ........................................................        489,649   $   18,547,904         0.6%
   Comcast Corp. Class A. ................................................      3,570,978      133,947,385         4.0%
   Comcast Corp. Special Class A .........................................      1,432,185       52,188,821         1.6%
   #*General Motors Co ...................................................        674,707       17,205,028         0.5%
   *Liberty Interactive Corp. Class A ....................................        882,463       17,649,260         0.5%
   #News Corp. Class A ...................................................      1,631,529       39,026,174         1.2%
   News Corp. Class B ....................................................        621,962       15,150,994         0.5%
   Time Warner Cable, Inc ................................................        693,942       68,776,592         2.1%
   Time Warner, Inc ......................................................      1,534,860       66,689,667         2.0%
   Other Securities ......................................................                     221,766,776         6.7%
                                                                                            --------------        ----
Total Consumer Discretionary .............................................                     650,948,601        19.7%
                                                                                            --------------        ----
Consumer Staples -- (7.6%)
   Archer-Daniels-Midland Co .............................................        813,476       21,833,696         0.7%
   #CVS Caremark Corp ....................................................      1,510,745       70,098,568         2.1%
   *Kraft Foods Group, Inc ...............................................        693,699       31,549,431         0.9%
   Mondelez International, Inc. Class A ..................................      2,081,099       55,232,367         1.7%
   Other Securities ......................................................                      83,466,422         2.5%
                                                                                            --------------        ----
Total Consumer Staples ...................................................                     262,180,484         7.9%
                                                                                            --------------        ----
Energy -- (15.4%)
   Anadarko Petroleum Corp ...............................................        845,068       58,149,129         1.8%
   Apache Corp ...........................................................        292,215       24,180,791         0.7%
   Chevron Corp ..........................................................        613,078       67,567,326         2.0%
   ConocoPhillips ........................................................      1,766,829      102,211,058         3.1%
   Hess Corp .............................................................        378,130       19,761,074         0.6%
   Marathon Oil Corp .....................................................        903,937       27,172,346         0.8%
   Marathon Petroleum Corp ...............................................        451,968       24,826,602         0.7%
   National Oilwell Varco, Inc ...........................................        250,948       18,494,868         0.6%
   Phillips 66. ..........................................................        883,414       41,661,804         1.3%
   Valero Energy Corp ....................................................        658,099       19,150,681         0.6%
   Other Securities ......................................................                     132,169,565         4.0%
                                                                                            --------------        ----
Total Energy .............................................................                     535,345,244        16.2%
                                                                                            --------------        ----
Financials -- (15.9%)
   Bank of America Corp ..................................................      6,406,476       59,708,356         1.8%
   Capital One Financial Corp ............................................        333,920       20,091,966         0.6%
   Citigroup, Inc ........................................................      2,115,722       79,106,846         2.4%
   CME Group, Inc ........................................................        414,385       23,176,553         0.7%
   Goldman Sachs Group, Inc. (The) .......................................        143,685       17,585,607         0.5%
   JPMorgan Chase & Co ...................................................        777,031       32,386,652         1.0%
   MetLife, Inc ..........................................................      1,126,173       39,967,880         1.2%
   Morgan Stanley ........................................................      1,476,248       25,657,190         0.8%
   Prudential Financial, Inc .............................................        497,625       28,389,506         0.8%
   SunTrust Banks, Inc ...................................................        491,691       13,373,995         0.4%
   Other Securities ......................................................                     211,913,999         6.4%
                                                                                            --------------        ----
Total Financials .........................................................                     551,358,550        16.6%
                                                                                            --------------        ----
Health Care -- (9.1%)
   #Aetna, Inc ...........................................................        503,313       21,994,778         0.7%
   Humana, Inc ...........................................................        236,814       17,588,176         0.5%
   Pfizer, Inc ...........................................................      5,208,907      129,545,517         3.9%
   Thermo Fisher Scientific, Inc .........................................        499,520       30,500,691         0.9%
   WellPoint, Inc ........................................................        504,640       30,924,339         1.0%
   Other Securities ......................................................                      83,816,534         2.5%
                                                                                            --------------        ----
Total Health Care ........................................................                     314,370,035         9.5%
                                                                                            --------------        ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (13.5%)
   CSX Corp ..............................................................      1,242,950     $ 25,443,186         0.8%
   General Electric Co ...................................................      5,174,289      108,970,526         3.3%
   Norfolk Southern Corp .................................................        545,229       33,449,799         1.0%
   #Northrop Grumman Corp ................................................       337,038        23,151,140         0.7%
   Union Pacific Corp ....................................................        444,064       54,633,194         1.6%
   Other Securities ......................................................                     223,808,125         6.8%
                                                                                            --------------        ----
Total Industrials ........................................................                     469,455,970        14.2%
                                                                                            --------------        ----
Information Technology -- (4.8%)
   Corning, Inc ..........................................................      1,298,385       15,256,024         0.5%
   *Yahoo!, Inc ..........................................................      1,048,770       17,629,824         0.5%
   Other Securities ......................................................                     135,592,556         4.1%
                                                                                            --------------        ----
Total Information Technology .............................................                     168,478,404         5.1%
                                                                                            --------------        ----
Materials -- (3.2%)
   International Paper Co ................................................        493,615       17,686,225         0.5%
   Other Securities ......................................................                      94,103,607         2.9%
                                                                                            --------------        ----
Total Materials ..........................................................                     111,789,832         3.4%
                                                                                            --------------        ----
Other -- (0.0%)
   Other Securities ......................................................                              54         0.0%
                                                                                            --------------        ----
Telecommunication Services -- (6.4%)
   AT&T, Inc .............................................................      4,065,906      140,639,689         4.3%
   CenturyLink, Inc ......................................................        536,163       20,577,936         0.6%
   *Sprint Nextel Corp ...................................................      3,629,981       20,110,095         0.6%
   Verizon Communications, Inc ...........................................        623,041       27,812,550         0.8%
   Other Securities ......................................................                      11,925,135         0.4%
                                                                                            --------------        ----
Total Telecommunication Services .........................................                     221,065,405         6.7%
                                                                                            --------------        ----
Utilities -- (0.3%)
   Other Securities ......................................................                       9,656,614         0.3%
                                                                                            --------------        ----
TOTAL COMMON STOCKS ......................................................                   3,294,649,193        99.6%
                                                                                            --------------        ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   Other Securities ......................................................                           7,526         0.0%
                                                                                            --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                           6,576         0.0%
                                                                                            --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares ................................................      8,034,380        8,034,380         0.3%
                                                                                            --------------        ----

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)
                                                                             ------------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@DFA Short Term Investment Fund .......................................     14,435,138      167,014,544         5.1%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%,
   11/01/12 (Collateralized by $454,029 FNMA, rates ranging
   from 2.500% to 5.500%, maturities ranging from 10/01/22
   to 07/01/42, valued at $455,396) to be repurchased at
   $440,798 ..............................................................   $        441          440,794         0.0%
                                                                                            --------------        ----
TOTAL SECURITIES LENDING COLLATERAL ......................................                     167,455,338         5.1%
                                                                                            --------------        ----

                                       66

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                               PERCENTAGE
                                                                                               VALUE+         OF NET ASSETS
                                                                                            --------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,736,014,230) ....................................................                $3,470,153,013             105.0%
                                                                                            ==============   ===============

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  650,948,601             --     --      $  650,948,601
   Consumer Staples .............      262,180,484             --     --         262,180,484
   Energy .......................      535,296,526   $     48,718     --         535,345,244
   Financials ...................      551,358,550             --     --         551,358,550
   Health Care ..................      314,329,976         40,059     --         314,370,035
   Industrials. .................      469,441,819         14,151     --         469,455,970
   Information Technology .......      168,478,404             --     --         168,478,404
   Materials ....................      111,789,832             --     --         111,789,832
   Other ........................               --             54     --                  54
   Telecommunication Services ...      221,065,405             --     --         221,065,405
   Utilities ....................        9,656,614             --     --           9,656,614
Preferred Stocks
   Energy .......................               --          7,526     --               7,526
Rights/Warrants .................            6,576             --     --               6,576
Temporary Cash Investments ......        8,034,380             --     --           8,034,380
Securities Lending Collateral ...               --    167,455,338     --         167,455,338
                                    --------------   ------------   -------   --------------
TOTAL ...........................   $3,302,587,167   $167,565,846     --      $3,470,153,013
                                    ==============   ============   =======   ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $162,766 of securities on
   loan) ......................................................   $  3,294,663
Temporary Cash Investments at Value & Cost ....................          8,035
Collateral Received from Securities on Loan at Value & Cost ...            441
Affiliated Collateral Received from Securities on Loan
   at Value & Cost ............................................        167,014
Receivables:
   Investment Securities Sold .................................             54
   Dividends and Interest .....................................          4,719
   Securities Lending Income ..................................             71
   Fund Shares Sold ...........................................            328
                                                                  ------------
      Total Assets ............................................      3,475,325
                                                                  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned. ..........................        167,455
   Fund Shares Redeemed .......................................            692
   Due to Advisor .............................................            557
Accrued Expenses and Other Liabilities ........................            145
                                                                  ------------
      Total Liabilities .......................................        168,849
                                                                  ------------
NET ASSETS. ...................................................   $  3,306,476
                                                                  ============
Investments at Cost ...........................................   $  2,560,524
                                                                  ------------

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             STATEMENT OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends ..................................................   $     66,152
   Interest ...................................................             15
   Income from Securities Lending .............................          2,076
                                                                  ------------
         Total Investment Income ..............................         68,243
                                                                  ------------
EXPENSES
   Investment Advisory Services Fees ..........................          6,199
   Accounting & Transfer Agent Fees ...........................            306
   Custodian Fees .............................................             41
   Shareholders' Reports ......................................              9
   Directors'/Trustees' Fees & Expenses .......................             26
   Professional Fees ..........................................             96
   Other ......................................................             21
                                                                  ------------
         Total Expenses .......................................          6,698
                                                                  ------------
   NET INVESTMENT INCOME (LOSS) ...............................         61,545
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..............................         64,448
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities ...................................        400,114
                                                                  ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ....................        464,562
                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................   $    526,107
                                                                  ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  YEAR         YEAR
                                                                                  ENDED        ENDED
                                                                                 OCT 31,      OCT. 31,
                                                                                   2012         2011
                                                                                ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .............................................   $   61,545   $   47,870
   Net Realized Gain (Loss) on:
      Investment Securities Sold ............................................       64,448       84,152
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities .................................................      400,114       37,055
                                                                                ----------   ----------
         Net Increase (Decrease) in Net Assets Resulting from Operations ....      526,107      169,077
                                                                                ----------   ----------
Transactions in Interest:
   Contributions ............................................................       96,522      200,009
   Withdrawals ..............................................................     (217,478)    (138,434)
                                                                                ----------   ----------
         Net Increase (Decrease) from Transactions in Interest ..............     (120,956)      61,575
                                                                                ----------   ----------
         Total Increase (Decrease) in Net Assets ............................      405,151      230,652
NET ASSETS
   Beginning of Period ......................................................    2,901,325    2,670,673
                                                                                ----------   ----------
   End of Period ............................................................   $3,306,476   $2,901,325
                                                                                ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                                                  YEAR        YEAR        YEAR        YEAR        PERIOD              YEAR
                                                 ENDED       ENDED       ENDED       ENDED        DEC. 1,             ENDED
                                                OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      2007 TO           NOV. 30,
                                                  2012        2011       2010        2009       OCT. 31, 2008         2007
                                               ----------  ----------  ----------  ----------   -------------      -----------
Total Return .................................      18.47%       6.33%      20.38%      12.76%         (37.44)%(C)        0.67%
                                               ----------  ----------  ----------  ----------   -------------      -----------
Net Assets, End of Period (thousands) ........ $3,306,476  $2,901,325  $2,670,673  $2,289,927   $   2,190,724      $ 3,858,580
Ratio of Expenses to Average Net Assets ......       0.22%       0.22%       0.22%       0.23%           0.22%(B)         0.22%
Ratio of Net Investment Income to Average Net
  Assets .....................................       1.99%       1.61%       1.40%       2.23%           2.09%(B)         1.61%
Portfolio Turnover Rate ......................         10%         20%         25%         28%             40%(C)           21%

See page 1 for the Definitions of Abbreviations and Footnotes.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining eleven portfolios are presented in separate reports.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

     Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

     2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2012, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $80 (in thousands).

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

     The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. For the year ended October 31, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid to the CCO by the Trust were $82 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                         PURCHASES     SALES
                         ---------   ---------
                         $313,706    $376,268

     There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

     The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

     At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          NET
                                                       UNREALIZED
         FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
         TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
        ----------   ------------   --------------   --------------
        $2,736,971     $941,447       $(208,265)        $733,182

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Series' tax position and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Summarized below are the specific types of derivative instruments used by the Series.

     2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At October 31, 2012, the Series had no outstanding futures contracts.

G. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentage and days):

  WEIGHTED        WEIGHTED      NUMBER OF     INTEREST   MAXIMUM AMOUNT
   AVERAGE        AVERAGE          DAYS       EXPENSE    BORROWED DURING
INTEREST RATE   LOAN BALANCE   OUTSTANDING*   INCURRED     THE PERIOD
-------------   ------------   ------------   --------   ---------------
    0.84%          $2,426           13          $1           $7,679

* Number of Days Outstanding represents the total of a single or consecutive days during the year ended October 31, 2012 that the Trust's available line of credit was utilized.

     There were no outstanding borrowings by the Series under this line of credit as of October 31, 2012.

H. SECURITIES LENDING:

     As of October 31, 2012, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. OTHER

     The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as the Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to the Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the Series arising from the Lawsuits. Until the Series can do so, no reduction of the net asset value of the Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of the Series' net asset value at this time.

     The Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of the Series will pay or receive, as the case may be, a price based on net asset value of the Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the Series as incurred and in a manner similar to any other expense incurred by the Series.

L. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES AND BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, broker, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                 FUND MANAGEMENT

                                   (UNAUDITED)

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

     Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

     Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

     Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

                             TERM OF OFFICE/1/    PORTFOLIOS WITHIN
NAME, POSITION WITH THE        AND LENGTH OF         THE DFA FUND            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
FUND, ADDRESS AND AGE             SERVICE        COMPLEX/2/ OVERSEEN      AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides    Since Inception     100 portfolios in 4   Leo Melamed Professor of Finance, The
Director of DFAIDG and                          investment companies  University of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould               Since Inception     100 portfolios in 4   Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                     investment companies  Professor of Economics, The University of Chicago
Trustee of DFAITC and DEM.                                            Booth School of Business (since 1965). Member and
The University of Chicago                                             Chair, Competitive Markets Advisory Committee,
Booth School of Business                                              Chicago Mercantile Exchange (futures trading
5807 S. Woodlawn                                                      exchange) (since 2004). Formerly, Director of
Avenue                                                                UNext, Inc. (1999-2006). Trustee, Harbor Fund
Chicago, IL 60637                                                     (registered investment company) (30 Portfolios)
Age: 73                                                               (since 1994). Formerly, Member of the Board of
                                                                      Milwaukee Mutal Insurance Company (1997-2010).


Roger G. Ibbotson           Since Inception     100 portfolios in 4   Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                     investment companies  Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                            Partner, Zebra Capital Management, LLC (hedge fund
Yale School of Management                                             manager) (since 2001). Consultant to Morningstar,
P.O.Box 208200                                                        Inc. (since 2006). Formerly, Chairman, Ibbotson
New Haven, CT                                                         Associates, Inc., Chicago, IL (software data
06520-8200                                                            publishing and consulting) (1977-2006). Formerly,
Age: 68                                                               Director, BIRR Portfolio Analysis, Inc. (software
                                                                      products) (1990-2010).

                             TERM OF OFFICE/1/    PORTFOLIOS WITHIN
NAME, POSITION WITH THE        AND LENGTH OF         THE DFA FUND            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
FUND, ADDRESS AND AGE             SERVICE        COMPLEX/2/ OVERSEEN      AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
Edward P. Lazear            Since 2010          100 portfolios in 4   Morris Arnold Cox Senior Fellow, Hoover
Trustee of DFAITC and DEM.                      investment companies  Institution (since 2002). Jack Steele Parker
Stanford University                                                   Professor of Human Resources Management and
Graduate School of                                                    Economics, Graduate School of Business, Stanford
Business                                                              University (since 1995). Cornerstone Research
518 Memorial Way                                                      (expert testimony and economic and financial
Stanford, CA 94305-5015                                               analysis) (since 2009). Formerly, Chairman of the
Age: 64                                                               President George W. Bush's Council of Economic
                                                                      Advisers (2006-2009). Formerly, Council of
                                                                      Economic Advisors, State of California
                                                                      (2005-2006). Formerly, Commissioner, White House
                                                                      Panel on Tax Reform (2005).


Myron S. Scholes            Since Inception     100 portfolios in 4   Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                     investment companies  Stanford University (since 1981).
Trustee of DFAITC and DEM.                                            Formerly, Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                  L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                          Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                    Partner, Oak Hill Capital Management (private
Building 1                                                            equity firm) (until 2004). Director, American
Austin, TX 78746                                                      Century Fund Complex (registered investment
Age: 70                                                               companies) (40 Portfolios) (since 1980).
                                                                      Formerly, Director, Chicago Mercantile
                                                                      Exchange (2001-2008).

Abbie J. Smith              Since 2000          100 portfolios in 4   Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                     investment companies  Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                            Chicago Booth School of Business (since 1980).
The University of Chicago                                             Co-Director Investment Research, Fundamental
Booth School of Business                                              Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                               Director, HNI Corporation (formerly known as
Chicago, IL 60637                                                     HON Industries Inc.) (office furniture) (since
Age: 58                                                               2000). Director, Ryder System Inc.
                                                                      (transportation, logistics and supply-chain
                                                                      management) (since 2003). Trustee, UBS Funds
                                                                      (4 investment companies within the fund
                                                                      complex) (52 portfolios) (since 2009).

                             TERM OF OFFICE/1/    PORTFOLIOS WITHIN
NAME, POSITION WITH THE        AND LENGTH OF         THE DFA FUND            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
FUND, ADDRESS AND AGE             SERVICE        COMPLEX/2/ OVERSEEN      AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*

David G. Booth              Since Inception     100 portfolios in 4   Chairman, Director/Trustee, President, and
Chairman, Director,                             investment companies  Co-Chief Executive Officer (since January
Co-Chief Executive Officer                                            2010) of Dimensional Holdings Inc.,
and President of DFAIDG and                                           Dimensional Fund Advisors LP, DFA Securities
DIG. Chairman, Trustee,                                               LLC, Dimensional Emerging Markets Value Fund,
Co-Chief Executive Officer                                            DFAIDG, Dimensional Investment Group Inc. and
and President of DFAITC                                               The DFA Investment Trust Company. Director of
and DEM.                                                              Dimensional Fund Advisors Ltd., Dimensional
6300 Bee Cave Road,                                                   Funds PLC, Dimensional Funds II PLC, DFA
Building One Austin,                                                  Australia Limited, Dimensional Cayman
Texas 78746                                                           Commodity Fund I Ltd., Dimensional Japan Ltd.
Age: 65                                                               and Dimensional Advisors Ltd. Chairman,
                                                                      Director and Co-Chief Executive Officer of
                                                                      Dimensional Fund Advisors Canada ULC.
                                                                      President, Dimensional SmartNest (US) LLC.
                                                                      Limited Partner, Oak Hill Partners (since
                                                                      2001) and VSC Investors, LLC (since 2007).
                                                                      Trustee, The University of Chicago. Trustee,
                                                                      University of Kansas Endowment Association.
                                                                      Formerly, Chief Executive Officer (until 2010)
                                                                      and Chief Investment Officer (2003-2007) of
                                                                      Dimensional Fund Advisors LP, DFA Securities
                                                                      LLC, Dimensional Emerging Markets Value Fund,
                                                                      DFAIDG, Dimensional Investment Group Inc., The
                                                                      DFA Investment Trust Company and Dimensional
                                                                      Holdings Inc. Formerly, Chief Investment
                                                                      Officer of Dimensional Fund Advisors Ltd.
                                                                      Formerly, President and Chief Investment
                                                                      Officer of DFA Australia Limited. Formerly,
                                                                      Director, SA Funds (registered investment
                                                                      company).

Eduardo A. Repetto          Since 2009          100 portfolios in 4   Co-Chief Executive Officer (since January
Director, Co-Chief                              investment companies  2010), Chief Investment Officer (since March
Executive Officer and                                                 2007) and Director/Trustee of Dimensional
Chief Investment Officer                                              Holdings Inc., Dimensional Fund Advisors LP,
of DFAIDG and DIG.                                                    DFA Securities LLC, Dimensional Emerging
Trustee, Co-Chief                                                     Markets Value Fund, DFAIDG, Dimensional
Executive Officer and                                                 Investment Group Inc., The DFA Investment
Chief Investment Officer                                              Trust Company and Dimensional Cayman Commodity
of DFAITC and DEM.                                                    Fund I Ltd. Co-Chief Executive Officer,
6300 Bee Cave Road,                                                   President and Chief Investment Officer of
Building One Austin,                                                  Dimensional Fund Advisors Canada ULC. Chief
TX 78746                                                              Investment Officer, Vice President and
Age: 45                                                               Director of DFA Australia Limited. Director of
                                                                      Dimensional Fund Advisors Ltd., Dimensional
                                                                      Funds PLC, Dimensional Funds II PLC,
                                                                      Dimensional Japan Ltd. and Dimensional
                                                                      Advisors Ltd. Co-Chief Executive Officer of
                                                                      Dimensional Retirement Plan Services LLC.
                                                                      Formerly, Vice President of Dimensional
                                                                      Holdings Inc., Dimensional Fund Advisors LP,
                                                                      DFA Securities LLC, Dimensional Emerging
                                                                      Markets Value Fund, DFAIDG, Dimensional
                                                                      Investment Group Inc., The DFA Investment
                                                                      Trust Company and Dimensional Fund Advisors
                                                                      Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
                                                    OFFICERS

April A. Aandal                          Since 2008      Vice President of all the DFA Entities. Vice President Global Business
Vice President, Global Business                          Development of all the DFA Entities. Formerly, Chief Learning Officer
Development                                              of Dimensional (2008-2011); Regional Director of Dimensional
Age: 49                                                  (2004-2008).

Robyn G. Alcorta                         Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                           Business Development at Capson Physicians Insurance Company
Age: 37                                                  (2010-2012); Vice President at Charles Schwab (2007-2010).

Darryl D. Avery                          Since 2005      Vice President of all the DFA Entities.
Vice President
Age: 46

Arthur H. Barlow                         Since 1993      Vice President of all the DFA Entities.
Vice President
Age: 56

John T. Blood                            Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                           for Dimensional (2010-January 2011); Chief Market Strategist at
Age: 43                                                  Commonwealth Financial (2007-2010); Director of Research at
                                                         Commonwealth Financial (2000-2007).

Scott A. Bosworth                        Since 2007      Vice President of all the DFA Entities.
Vice President
Age: 43

Valerie A. Brown                         Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                             Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman
Secretary                                                Commodity Fund I Ltd., Dimensional Retirement Plan Services LLC,
Age: 45                                                  Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited.
                                                         Director, Vice President and Assistant Secretary of Dimensional Fund
                                                         Advisors Canada ULC.

David P. Butler                          Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                           Services of Dimensional (since 2008). Formerly, Regional Director of
Age: 48                                                  Dimensional (January 1995 to January 2005).

Douglas M. Byrkit                        Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                           for Dimensional Fund Advisors LP (December 2010-January 2012);
Age: 41                                                  Regional Director at Russell Investments (April 2006-December 2010).

James G. Charles                         Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                           for Dimensional (2008-2010); Vice President, Client Portfolio Manager
Age: 56                                                  at American Century Investments (2001-2008).

Joseph H. Chi                            Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                           Management of Dimensional (since March 2012). Sr. Portfolio Manager of
Age: 46                                                  Dimensional (since January 2012). Formerly, Portfolio Manager for
                                                         Dimensional (October 2005-January 2012).

Stephen A. Clark                         Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                           Dimensional Fund Advisors Canada ULC. Head of Institutional, North
Age: 40                                                  America (since March 2012). Formerly, Head of Portfolio Management of
                                                         Dimensional (January 2006-March 2012).

Jeffrey D. Cornell                       Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                           for Dimensional Fund Advisors LP (August 2002-January 2012).
Age: 36

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
Robert P. Cornell                        Since 2007      Vice President of all the DFA Entities. Regional Director of Financial
Vice President                                           Services Group of Dimensional (since August 1993).
Age: 63

George H. Crane                          Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                           President and Managing Director at State Street Bank & Trust Company
Age: 57                                                  (2007-2008); Managing Director, Head of Investment Administration and
                                                         Operations at State Street Research & Management Company (2002-2005).

Christopher S. Crossan                   Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                          Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                       Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and
Age: 46                                                  Dimensional Retirement Plan Services LLC. Chief Compliance Officer of
                                                         Dimensional Fund Advisors Canada ULC.

James L. Davis                           Since 1999      Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                          Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                           Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                         Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                           Dimensional (since August 2008). Formerly, Research Assistant for
Age: 40                                                  Dimensional (April 2006-August 2008).

Robert W. Dintzner                       Since 2001      Vice President of all the DFA Entities. Chief Communications Officer
Vice President and Chief                                 of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice                       Since 1998      Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and Assistant                             Australia Limited. Chief Operating Officer of Dimensional Fund
Secretary                                                Advisors Ltd. (since July 2008). Formerly, Vice President of
Age: 47                                                  Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                      Since 2004      Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                           Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                           Management of Dimensional (since March 2012). Sr. Portfolio Manager of
Age: 38                                                  Dimensional (since January 2012). Formerly, Portfolio Manager for
                                                         Dimensional (since September 2004).

Jeremy P. Freeman                        Since 2009      Vice President of all the DFA Entities. Senior Technology Manager for
Vice President                                           Dimensional (since June 2006). Formerly, Principal at AIM
Age: 41                                                  Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour                         Since 2007      Vice President of all the DFA Entities. Regional Director of
Vice President                                           Dimensional.
Age: 45

Tom M. Goodrum                           Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director at
Vice President                                           BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                            Since 2000      Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                             Since 2007      Vice President of all the DFA Entities. Formerly, Regional Director of
Vice President                                           Dimensional (January 2005 to February 2007).
Age: 38

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
Christian Gunther                        Since 2011      Vice President of all the DFA Entities. Senior Trader for Dimensional
Vice President                                           Fund Advisors LP (since 2012). Formerly, Senior Trader for Dimensional
Age: 37                                                  Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Advisors
                                                         Ltd. (2008-2009); Trader for Dimensional Fund Advisors LP (2004-2008).

Joel H. Hefner                           Since 2007      Vice President of all the DFA Entities. Regional Director of
Vice President                                           Dimensional (since June 1998).
Age: 44

Julie C. Henderson                       Since 2005      Vice President and Fund Controller of all the DFA Entities and
Vice President and Fund Controller                       Dimensional Cayman Commodity Fund I Ltd. and Dimensional Japan Ltd.
Age: 38

Kevin B. Hight                           Since 2005      Vice President of all the DFA Entities.
Vice President
Age: 44

Christine W. Ho                          Since 2004      Vice President of all the DFA Entities.
Vice President
Age: 44

Michael C. Horvath                       Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
Vice President                                           Co-Head Global Consultant Relations at BlackRock (2004-2011).
Age: 52

Jeff J. Jeon                             Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                           Commodity Fund I Ltd.
Age: 38

Stephen W. Jones                         Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
Vice President                                           for Dimensional Fund Advisors LP (October 2008-January 2012); General
Age: 44                                                  Manager at Intereity Investments (March 2007-October 2008).

Patrick M. Keating                       Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
Vice President and Chief Operating                       Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd.,
Officer                                                  Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd.,
Age: 57                                                  Dimensional Hong Kong Limited and Dimensional Retirement Plan Services
                                                         LLC. Director, Vice President and Chief Privacy Officer of Dimensional
                                                         Fund Advisors Canada ULC. Director of DFA Australia Limited,
                                                         Dimensional Fund Advisors Ltd., Dimensional Japan Ltd., Dimensional
                                                         Advisors Ltd. and Dimensional Fund Advisors Pte. Ltd. Director and
                                                         Vice President of Dimensional Hong Kong Limited.

Glenn E. Kemp                            Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                           for Dimensional Fund Advisors LP (April 2006-January 2012).
Age: 64

David M. Kershner                        Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                           Dimensional (since June 2004).
Age: 41

Seyun Alice Kim                          Since 2012      Vice President of all the DFA Entities. Formerly, Accounting Manager
Vice President                                           for Dimensional Fund Advisors LP (January 2006-January 2012).
Age: 32

Timothy R. Kohn                          Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
Vice President                                           Sales for Dimensional (since August 2010). Formerly, Chief DC
Age: 41                                                  Strategist, Barclays Global Investors (2005-2009).

Joseph F. Kolerich                       Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
Vice President                                           Dimensional (since January 2012).Formerly, Portfolio Manager for
Age: 40                                                  Dimensional (April 2007-January 2012).

Stephen W. Kurad                         Since 2011      Vice President of all the DFA Entities. Regional Director for
Vice President                                           Dimensional (2007-2010).
Age: 43

Michael F. Lane                          Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
Vice President                                           Dimensional SmartNest (US) LLC (since 2012).
Age: 45

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
Francis R. Lao                           Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                           Global Operations at Janus Capital Group (2005-2011).
Age: 43

Juliet Lee                               Since 2005      Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                           Dimensional (since January 2004).
Age: 41

Marlena I. Lee                           Since 2011      Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                           for Dimensional (July 2008-2010).
Age: 31

Apollo D. Lupescu                        Since 2009      Vice President of all the DFA Entities. Regional Director for
Vice President                                           Dimensional (since February 2004).
Age: 43

Kenneth M. Manell                        Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                           Commodity Fund I Ltd. Counsel for Dimensional (since September 2006).
Age: 39                                                  Formerly, Assistant General Counsel at Castle & Cooke (January
                                                         2004-September 2006).

Aaron M. Marcus                          Since 2008      Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                          Resources of Dimensional. Formerly, Global Head of Recruiting and Vice
Human Resources                                          President of Goldman Sachs & Co. (June 2006 to January 2008).
Age: 42

David R. Martin                          Since 2007      Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                          Entities. Director, Vice President, Chief Financial Officer and
Officer and Treasurer                                    Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited,
Age: 55                                                  Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd.,
                                                         Dimensional Hong Kong Limited and Dimensional Fund Advisors Canada
                                                         ULC. Chief Financial Officer, Treasurer, and Vice President of
                                                         Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC, Dimensional
                                                         Cayman Commodity Fund I Ltd. and Dimensional Retirement Plan Services
                                                         LLC. Director of Dimensional Funds PLC and Dimensional Funds II PLC.
                                                         Statutory Auditor of Dimensional Japan Ltd.

Catherine L. Newell                    Vice President    Vice President and Secretary of all the DFA Entities and Dimensional
Vice President and Secretary           since 1997 and    Retirement Plan Services LLC (since June 2012). Director, Vice
Age: 48                                  Secretary       President and Secretary of DFA Australia Limited and Dimensional Fund
                                         since 2000      Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                         Advisors Canada ULC (since June 2003), Dimensional SmartNest LLC,
                                                         Dimensional SmartNest (US) LLC, Dimensional Cayman Commodity Fund I
                                                         Ltd., Dimensional Japan Ltd. (since February 2012), Dimensional
                                                         Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                         (since June 2012) and Dimensional Hong Kong Limited (since August
                                                         2012). Director, Dimensional Funds PLC and Dimensional Funds II PLC
                                                         (since 2002 and 2006, respectively). Director of Dimensional Japan
                                                         Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd.
                                                         and Dimensional Hong Kong Limited (since August 2012 and July 2012).

Christian A. Newton                      Since 2009      Vice President of all DFA Entities. Web Services Manager for
Vice President                                           Dimensional (since January 2008). Formerly, Design Manager of
Age: 37                                                  Dimensional (2005-2008).

Pamela B. Noble                          Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                           Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 48                                                  Manager at USAA Investment Management Company (2001-2006).

Carolyn L. O Vice                        Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
President                                                Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011).
Age: 38                                                  Counsel for Dimensional (2007-2011). Formerly, Associate at K&L Gates
                                                         LLP (January 2004-September 2007).

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
Gerard K. O'Reilly                       Since 2007      Vice President of all the DFA Entities. Formerly, Research
Vice President                                           Associate of Dimensional (2004 to 2006).
Age: 35

Daniel C. Ong                            Since 2009      Vice President of all the DFA Entities. Portfolio Manager
Vice President                                           for Dimensional (since July 2005).
Age: 38

Kyle K. Ozaki                            Since 2010      Vice President of all the DFA Entities. Senior Compliance
Vice President                                           Officer for Dimensional (since January 2008). Formerly,
Age: 34                                                  Compliance Officer (February 2006-December 2007) and
                                                         Compliance Analyst (August 2004-January 2006) for
                                                         Dimensional.

David A. Plecha                          Since 1993      Vice President of all the DFA Entities, DFA Australia
Vice President                                           Limited, Dimensional Fund Advisors Ltd. and Dimensional
Age: 51                                                  Fund Advisors Canada ULC.

Allen Pu                                 Since 2011      Vice President of all the DFA Entities. Portfolio Manager
Vice President                                           for Dimensional (July 2006-2010).
Age: 41

Theodore W. Randall                      Since 2008      Vice President of all the DFA Entities. Formerly, Research
Vice President                                           Associate of Dimensional (2006-2008). Systems Developer of
Age: 39                                                  Dimensional (2001-2006).

Savina B. Rizova                         Since 2012      Vice President of all the DFA Entities. Formerly, Research
Vice President                                           Associate for Dimensional Fund Advisors LP (June
Age: 31                                                  2011-January 2012); Research Assistant for Dimensional
                                                         Fund Advisors LP (July 2004-August 2007).

L. Jacobo Rodriguez                      Since 2005      Vice President of all the DFA Entities.
Vice President
Age: 41

Julie A. Saft                            Since 2010      Vice President of all the DFA Entities. Client Systems
Vice President                                           Manager for Dimensional (since July 2008). Formerly,
Age: 53                                                  Senior Manager at Vanguard (November 1997-July 2008).

David E. Schneider                       Since 2001      Vice President of all the DFA Entities and Dimensional
Vice President                                           Fund Advisors Canada ULC.
Age: 66

Walid A. Shinnawi                        Since 2010      Vice President of all the DFA Entities. Formerly, Regional
Vice President                                           Director for Dimensional (March 2006-January 2010).
Age: 50

Bruce A. Simmons                         Since 2009      Vice President of all the DFA Entities. Investment
Vice President                                           Operations Manager for Dimensional (since May 2007).
Age: 47                                                  Formerly, Vice President Client and Fund Reporting at
                                                         Mellon Financial (September 2005-May 2007).

Edward R. Simpson                        Since 2007      Vice President of all the DFA Entities. Regional Director
Vice President                                           of Dimensional (since December 2002).
Age: 44

Bryce D. Skaff                           Since 2007      Vice President of all the DFA Entities. Formerly, Regional
Vice President                                           Director of Dimensional (December 1999 to January 2007).
Age: 37

Andrew D. Smith                          Since 2011      Vice President of all the DFA Entities. Project Manager
Vice President                                           for Dimensional (2007-2010). Formerly, Business Analyst
Age: 44                                                  Manager, National Instruments (2003-2007).

Grady M. Smith                           Since 2004      Vice President of all the DFA Entities and Dimensional
Vice President                                           Fund Advisors Canada ULC.
Age: 56

Carl G. Snyder                           Since 2000      Vice President of all the DFA Entities.
Vice President
Age: 49

Lawrence R. Spieth                       Since 2004      Vice President of all the DFA Entities.
Vice President
Age: 64

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------   -----------------   ------------------------------------------------------------------------
Bradley G. Steiman                       Since 2004      Vice President of all the DFA Entities and Director and
Vice President                                           Vice President of Dimensional Fund Advisors Canada ULC.
Age: 39

John H. Totten                           Since 2012      Vice President of all the DFA Entities. Formerly, Regional
Vice President                                           Director for Dimensional Fund Advisors LP (January 2008-January 2012).
Age: 34

Robert C. Trotter                        Since 2009      Vice President of all the DFA Entities. Senior Manager,
Vice President                                           Technology for Dimensional (since March 2007). Formerly,
Age: 54                                                  Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland                          Since 1997      Vice President of all the DFA Entities, DFA Australia
Vice President                                           Limited, Dimensional Fund Advisors Ltd., and Dimensional
Age: 46                                                  Fund Advisors Canada ULC.

Brian J. Walsh                           Since 2009      Vice President of all the DFA Entities. Portfolio Manager
Vice President                                           for Dimensional (since 2004).
Age: 42

Weston J. Wellington                     Since 1997      Vice President of all the DFA Entities.
Vice President
Age: 61

Ryan J. Wiley                            Since 2007      Vice President of all the DFA Entities. Senior Trader of
Vice President                                           Dimensional (since 2007).
Age: 36

Paul E. Wise                             Since 2005      Vice President of all the DFA Entities. Chief Technology
Vice President                                           Officer for Dimensional (since 2004).
Age: 57

Faith A. Yando                           Since 2011      Vice President of all the DFA Entities. Formerly, Senior
Vice President                                           Vice President, Global Public Relations at Natixis Global
Age: 50                                                  Asset Management (2008-2011); Senior Vice President, Media
                                                         Relations at Bank of America (2007-2008).

Joseph L. Young                          Since 2011      Vice President of all the DFA Entities. Formerly, Regional
Vice President                                           Director for Dimensional (2005-2010).
Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                             NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

     For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolios to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                 QUALIFYING
                                            NET                                                 FOR CORPORATE
                                         INVESTMENT     SHORT-TERM    LONG-TERM                   DIVIDENDS
                                           INCOME      CAPITAL GAIN  CAPITAL GAIN    TOTAL        RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1)
------------------------------------    ------------- ------------- ------------- ------------- -------------
Tax-Managed U.S. Marketwide
   Value Portfolio ..................        100%          --            --           100%           100%
Tax-Managed U.S. Equity Portfolio ...        100%          --            --           100%           100%
Tax-Managed U.S. Targeted Value
   Portfolio ........................         86%          --           14%           100%           100%
Tax-Managed U.S. Small Cap
   Portfolio ........................        100%          --            --           100%           100%
T.A. U.S. Core Equity 2
   Portfolio ........................        100%          --            --           100%           100%
Tax-Managed DFA International
   Value Portfolio ..................        100%          --            --           100%           100%
T.A. World ex U.S. Core Equity
   Portfolio ........................        100%          --            --           100%           100%

                                                                                  QUALIFYING
                                        QUALIFYING  FOREIGN   FOREIGN  QUALIFYING SHORT-TERM
                                         DIVIDEND     TAX      SOURCE   INTEREST    CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.     INCOME(2) CREDIT(3) INCOME(4)  INCOME(5)   GAIN(6)
------------------------------------    ---------- --------- --------- ---------- ----------
Tax-Managed U.S. Marketwide
   Value Portfolio ..................      100%        --        --        100%      100%
Tax-Managed U.S. Equity Portfolio ...      100%        --        --        100%      100%
Tax-Managed U.S. Targeted Value
   Portfolio ........................      100%        --        --        100%      100%
Tax-Managed U.S. Small Cap
   Portfolio ........................      100%        --        --        100%      100%
T.A. U.S. Core Equity 2
   Portfolio ........................      100%        --        --        100%      100%
Tax-Managed DFA International
   Value Portfolio ..................      100%         7%       99%       100%      100%
T.A. World ex U.S. Core Equity
   Portfolio ........................      100%         7%       97%       100%      100%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The Ameri-can Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO] Recycled
       Recyclable                                                 DFA103112-002A

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.

CSTG&E U.S. Social Core Equity 2 Portfolio

CSTG&E International Social Core Equity Portfolio

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                         PAGE
                                                         ----
Letter to Shareholders

Definitions of Abbreviations and Footnotes..............   1

Performance Charts......................................   2

Management's Discussion and Analysis....................   3

Disclosure of Fund Expenses.............................   6

Disclosure of Portfolio Holdings........................   7

Summary Schedules of Portfolio Holdings

   CSTG&E U.S. Social Core Equity 2 Portfolio...........   8

   CSTG&E International Social Core Equity Portfolio....  11

Statements of Assets and Liabilities....................  15

Statements of Operations................................  16

Statements of Changes in Net Assets.....................  17

Financial Highlights....................................  18

Notes to Financial Statements...........................  19

Report of Independent Registered Public Accounting Firm.  27

Fund Management.........................................  28

Voting Proxies on Fund Portfolio Securities.............  38

Notice to Shareholders..................................  39

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

 Investment Abbreviations

   ADR     American Depositary Receipt
   FNMA    Federal National Mortgage Association
   P.L.C.  Public Limited Company

 Investment Footnotes

   +       See Note B to Financial Statements.
   ++ Securities have generally been fair valued. See Note B to Financial Statements.
   ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
   *       Non-Income Producing Securities.
   #       Total or Partial Securities on Loan.
   @       Security purchased with cash proceeds from Securities on Loan.
   (S)     Affiliated Fund.

 FINANCIAL HIGHLIGHTS

   (A)     Computed using average shares outstanding.
   (B)     Annualized
   (C)     Non-Annualized
   (D) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

 ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

   --      Amounts designated as -- are either zero or rounded to zero.
   REIT    Real Estate Investment Trust
   SEC     Securities and Exchange Commission
   (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
AUGUST 3, 2007-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                        CSTG&E
                                                         U.S.
                                                        SOCIAL
                                                         CORE
                                                        EQUITY      RUSSELL
  BEGIN                  FUND    BENCHMARK                 2         3000
  DATE        END DATE  RETURNS   RETURNS   END DATE   PORTFOLIO     INDEX
  -----      ---------- -------  --------- ---------- ----------- -----------
  2007-08-03 2007-08-31   2.30%     3.10%     08/2007       10000       10000

  2007-08-31 2007-09-30   2.86%     3.65%     08/2007       10230  10310.2536

  2007-09-30 2007-10-31   1.33%     1.83%     09/2007  10522.5994 10686.13523

  2007-10-31 2007-11-30  -5.82%    -4.50%     10/2007 10662.76724   10882.163

  2007-11-30 2007-12-31  -0.71%    -0.61%     11/2007 10042.02398 10392.26142

  2007-12-31 2008-01-31  -5.35%    -6.06%     12/2007 9970.626309 10329.37471

  2008-01-31 2008-02-29  -3.09%    -3.11%     01/2008 9437.383934 9703.295345

  2008-02-29 2008-03-31  -0.28%    -0.59%     02/2008 9145.609805 9401.914276

  2008-03-31 2008-04-30   5.64%     5.00%     03/2008 9119.572132 9346.442982

  2008-04-30 2008-05-31   2.72%     2.05%     04/2008 9634.061267 9813.847844

  2008-05-31 2008-06-30  -8.94%    -8.25%     05/2008 9896.349847 10014.90049

  2008-06-30 2008-07-31  -0.79%    -0.80%     06/2008 9011.383129 9188.462368

  2008-07-31 2008-08-31   2.04%     1.55%     07/2008 8940.507082 9115.179342

  2008-08-31 2008-09-30  -9.49%    -9.40%     08/2008 9122.759773 9256.464622

  2008-09-30 2008-10-31 -19.58%   -17.74%     09/2008 8257.325684 8386.133353

  2008-10-31 2008-11-30  -9.34%    -7.89%     10/2008 6640.435556 6898.770861

  2008-11-30 2008-12-31   2.31%     1.91%     11/2008 6020.119219 6354.187576

  2008-12-31 2009-01-31 -10.83%    -8.39%     12/2008 6159.384462 6475.747232

  2009-01-31 2009-02-28 -11.40%   -10.48%     01/2009 5492.117813 5932.299354

  2009-02-28 2009-03-31   9.74%     8.76%     02/2009 4865.913725 5310.859727

  2009-03-31 2009-04-30  14.86%    10.52%     03/2009 5339.856201  5776.05845

  2009-04-30 2009-05-31   4.71%     5.34%     04/2009  6133.61861 6383.894104

  2009-05-31 2009-06-30  -0.58%     0.34%     05/2009 6422.259486 6724.566538

  2009-06-30 2009-07-31   9.24%     7.78%     06/2009 6385.137293 6747.430119

  2009-07-31 2009-08-31   3.86%     3.57%     07/2009 6975.012215 7272.622678

  2009-08-31 2009-09-30   5.08%     4.19%     08/2009 7244.077968 7532.486425

  2009-09-30 2009-10-31  -3.82%    -2.57%     09/2009 7612.219276 7848.068257

  2009-10-31 2009-11-30   4.68%     5.68%     10/2009 7321.438732 7646.218164

  2009-11-30 2009-12-31   4.20%     2.85%     11/2009 7664.144374 8080.705252

  2009-12-31 2010-01-31  -3.66%    -3.60%     12/2009 7986.296915 8310.983215

  2010-01-31 2010-02-28   4.61%     3.39%     01/2010 7693.988007 8011.391861

  2010-02-28 2010-03-31   7.20%     6.30%     02/2010 8048.934537 8282.992278

  2010-03-31 2010-04-30   4.24%     2.16%     03/2010 8628.701689 8805.041164

  2010-04-30 2010-05-31  -7.91%    -7.90%     04/2010 8994.767822  8995.06047

  2010-05-31 2010-06-30  -7.17%    -5.75%     05/2010 8283.553622 8284.476428

  2010-06-30 2010-07-31   8.05%     6.94%     06/2010 7689.856498 7808.219005

  2010-07-31 2010-08-31  -6.06%    -4.71%     07/2010 8308.821756 8350.283853

  2010-08-31 2010-09-30  10.25%     9.44%     08/2010 7805.256803 7957.211279

  2010-09-30 2010-10-31   3.92%     3.91%     09/2010 8605.203509 8708.507115

  2010-10-31 2010-11-30   2.12%     0.58%     10/2010 8942.249423 9048.809197

  2010-11-30 2010-12-31   7.80%     6.78%     11/2010  9131.83775 9101.047745

  2010-12-31 2011-01-31   2.04%     2.18%     12/2010  9843.83567 9718.000359

  2011-01-31 2011-02-28   4.43%     3.64%     01/2011 10044.94629 9930.257138

  2011-02-28 2011-03-31   1.40%     0.45%     02/2011 10489.50661 10291.79991

  2011-03-31 2011-04-30   1.99%     2.98%     03/2011 10635.88529 10338.22173

  2011-04-30 2011-05-31  -2.05%    -1.14%     04/2011 10847.96675 10645.93506

  2011-05-31 2011-06-30  -1.78%    -1.80%     05/2011 10625.28121 10524.46469

  2011-06-30 2011-07-31  -3.06%    -2.29%     06/2011 10435.79545 10335.45592

  2011-07-31 2011-08-31  -7.78%    -6.00%     07/2011 10116.65798   10098.775

  2011-08-31 2011-09-30  -9.81%    -7.76%     08/2011 9329.452205 9492.897154

  2011-09-30 2011-10-31  13.96%    11.51%     09/2011 8414.573732 8756.290231

  2011-10-31 2011-11-30  -0.45%    -0.27%     10/2011 9589.196969 9764.074415

  2011-11-30 2011-12-31   0.71%     0.82%     11/2011 9546.483397 9737.684531

  2011-12-31 2012-01-31   5.47%     5.05%     12/2011  9614.35079 9817.723309

  2012-01-31 2012-02-29   4.13%     4.23%     01/2012 10140.72307 10313.15258

  2012-02-29 2012-03-31   2.50%     3.08%     02/2012 10559.67243 10749.43001

  2012-03-31 2012-04-30  -1.09%    -0.66%     03/2012 10823.28607 11081.01526

  2012-04-30 2012-05-31  -6.93%    -6.18%     04/2012    10704.94 11008.33823

  2012-05-31 2012-06-30   3.72%     3.92%     05/2012 9962.587375 10327.81414

  2012-06-30 2012-07-31   0.52%     0.99%     06/2012 10332.95649 10732.30593

  2012-07-31 2012-08-31   3.23%     2.50%     07/2012 10386.99915 10838.60876

  2012-08-31 2012-09-30   2.81%     2.63%     08/2012 10722.06364 11109.12007

  2012-09-30 2012-10-31  -0.89%    -1.72%     09/2012 11023.74652 11400.84559

                                           10/31/2012 10926.09522 11204.19744

                    AVERAGE ANNUAL   ONE   FIVE     FROM
                    TOTAL RETURN     YEAR  YEARS 08/03/2007
                    --------------  -----  ----- ----------
                                    13.94% 0.49%    1.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 3, 2007-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                        CSTG&E        MSCI
                                                     INTERNATIONAL    WORLD
                                                        SOCIAL       EX USA
                                                         CORE         INDEX
 BEGIN                  FUND    BENCHMARK               EQUITY        (NET
 DATE        END DATE  RETURNS   RETURNS   END DATE    PORTFOLIO      DIV.)
 -----      ---------- -------  --------- ---------- ------------- -----------
 2007-08-03 2007-08-31  -0.10%     0.02%     08/2007        10000        10000

 2007-08-31 2007-09-30   4.83%     5.68%     08/2007         9990  10002.29832

 2007-09-30 2007-10-31   5.07%     4.35%     09/2007  10472.83436  10570.56402

 2007-10-31 2007-11-30  -5.19%    -3.91%     10/2007  11003.48466  11030.07279

 2007-11-30 2007-12-31  -2.39%    -1.88%     11/2007  10432.78528  10598.73574

 2007-12-31 2008-01-31  -7.80%    -9.02%     12/2007  10183.65884  10399.50045

 2008-01-31 2008-02-29   0.11%     1.81%     01/2008  9389.474188  9461.866982

 2008-02-29 2008-03-31   0.55%    -1.43%     02/2008  9399.527157  9633.337352

 2008-03-31 2008-04-30   4.47%     5.56%     03/2008  9451.315081  9495.823388

 2008-04-30 2008-05-31   1.73%     1.52%     04/2008  9874.057608  10023.65468

 2008-05-31 2008-06-30  -9.17%    -7.78%     05/2008  10045.16768  10175.76094

 2008-06-30 2008-07-31  -4.04%    -3.56%     06/2008  9124.042014  9384.465496

 2008-07-31 2008-08-31  -4.10%    -3.87%     07/2008  8754.979639  9050.507685

 2008-08-31 2008-09-30 -12.05%   -14.44%     08/2008  8396.168996  8700.497657

 2008-09-30 2008-10-31 -22.32%   -20.80%     09/2008   7384.43254  7444.334641

 2008-10-31 2008-11-30  -5.57%    -5.42%     10/2008  5736.581485  5895.766874

 2008-11-30 2008-12-31   7.38%     5.27%     11/2008  5417.310343  5576.040161

 2008-12-31 2009-01-31 -11.63%    -9.33%     12/2008  5817.150244  5869.983258

 2009-01-31 2009-02-28 -10.73%   -10.12%     01/2009  5140.737426  5322.272044

 2009-02-28 2009-03-31   8.59%     6.59%     02/2009  4589.200819  4783.489034

 2009-03-31 2009-04-30  14.85%    12.90%     03/2009  4983.555219  5098.699628

 2009-04-30 2009-05-31  14.75%    12.65%     04/2009  5723.790407  5756.220564

 2009-05-31 2009-06-30  -0.94%    -1.04%     05/2009  6568.284073  6484.187961

 2009-06-30 2009-07-31   9.74%     9.39%     06/2009  6506.583071  6417.042164

 2009-07-31 2009-08-31   5.77%     4.79%     07/2009  7140.341163  7019.587541

 2009-08-31 2009-09-30   4.73%     4.13%     08/2009  7552.283922  7356.003739

 2009-09-30 2009-10-31  -3.35%    -1.61%     09/2009  7909.866631  7659.500608

 2009-10-31 2009-11-30   2.91%     2.47%     10/2009  7644.790672  7536.541708

 2009-11-30 2009-12-31   0.89%     1.59%     11/2009  7867.454478   7723.01494

 2009-12-31 2010-01-31  -4.30%    -4.69%     12/2009  7937.848868  7846.128005

 2010-01-31 2010-02-28   0.14%    -0.10%     01/2010  7596.894285  7478.345422

 2010-02-28 2010-03-31   7.38%     6.44%     02/2010  7607.549116  7470.850942

 2010-03-31 2010-04-30  -0.52%    -1.49%     03/2010  8169.279235  7951.775039

 2010-04-30 2010-05-31 -11.68%   -11.03%     04/2010  8126.619814  7833.211882

 2010-05-31 2010-06-30  -1.69%    -1.45%     05/2010  7177.447684   6968.81884

 2010-06-30 2010-07-31  11.03%     9.24%     06/2010  7055.926206  6868.006469

 2010-07-31 2010-08-31  -4.41%    -2.99%     07/2010  7833.915006  7502.783898

 2010-08-31 2010-09-30  10.61%     9.59%     08/2010  7488.142205  7278.527614

 2010-09-30 2010-10-31   3.66%     3.56%     09/2010  8282.805192  7976.734294

 2010-10-31 2010-11-30  -4.29%    -4.23%     10/2010  8586.363497  8260.898476

 2010-11-30 2010-12-31   9.59%     8.05%     11/2010  8217.756984  7911.053808

 2010-12-31 2011-01-31   2.66%     2.15%     12/2010  9006.204914  8548.064224

 2011-01-31 2011-02-28   3.30%     3.71%     01/2011  9246.079621  8732.205856

 2011-02-28 2011-03-31  -1.81%    -2.00%     02/2011  9551.374701  9055.991869

 2011-03-31 2011-04-30   5.48%     5.45%     03/2011  9378.906929  8874.577668

 2011-04-30 2011-05-31  -3.31%    -2.96%     04/2011  9892.669897   9357.90173

 2011-05-31 2011-06-30  -1.40%    -1.42%     05/2011  9564.736089  9080.492732

 2011-06-30 2011-07-31  -2.59%    -1.65%     06/2011  9430.718376  8951.167095

 2011-07-31 2011-08-31  -8.70%    -8.45%     07/2011  9186.629194  8803.509899

 2011-08-31 2011-09-30 -11.10%   -10.04%     08/2011  8387.791874  8059.233741

 2011-09-30 2011-10-31   8.67%     9.73%     09/2011  7456.980673  7249.902163

 2011-10-31 2011-11-30  -3.03%    -4.62%     10/2011  8103.475261  7954.979903

 2011-11-30 2011-12-31  -2.68%    -1.09%     11/2011  7858.253176  7587.358649

 2011-12-31 2012-01-31   7.66%     5.40%     12/2011  7647.993481  7504.567348

 2012-01-31 2012-02-29   5.06%     5.50%     01/2012  8233.701376  7909.740972

 2012-02-29 2012-03-31  -0.18%    -0.74%     02/2012  8650.455072  8344.607045

 2012-03-31 2012-04-30  -2.35%    -1.70%     03/2012  8634.703704  8282.845663

 2012-04-30 2012-05-31 -12.03%   -11.40%     04/2012   8431.79944  8142.261802

 2012-05-31 2012-06-30   6.04%     6.55%     05/2012  7417.278116  7214.008061

 2012-06-30 2012-07-31  -0.29%     1.25%     06/2012  7865.133778  7686.694198

 2012-07-31 2012-08-31   3.80%     2.85%     07/2012  7842.203357  7782.404568

 2012-08-31 2012-09-30   3.41%     3.04%     08/2012  8140.298807  8004.446253

 2012-09-30 2012-10-31   0.96%     0.70%     09/2012  8417.965338  8247.473882

                                          10/31/2012  8498.465008  8305.269403

                    AVERAGE ANNUAL  ONE   FIVE      FROM
                    TOTAL RETURN    YEAR  YEARS  08/03/2007
                    --------------  ----- -----  ----------
                                    4.87% -5.04%   -3.05%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

           Russell 3000(R) Index............................. 14.75%
           Russell Microcap(R) Index (micro cap stocks)...... 16.49%
           Russell 2000(R) Index (small cap stocks).......... 12.08%
           Russell 1000(R) Index (large cap stocks).......... 14.97%
           Dow Jones U.S. Select REIT Index.................. 14.09%

   The value premium was positive across both large cap and small cap stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

         Russell 2000(R) Value Index (small cap value stocks)... 14.47% Russell 2000(R) Growth Index (small cap growth stocks). 9.70% Russell 1000(R) Value Index (large cap value stocks)... 16.89% Russell 1000(R) Growth Index (large cap growth stocks). 13.02%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

   The CSTG&E U.S. Social Core Equity 2 Portfolio seeks long-term capital appreciation from a broad and diverse group of common stocks of U.S. companies, with increased exposure to smaller company stocks and value stocks relative to their representation in the U.S. market. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,100 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 13.94% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Large cap stocks outperformed the other size categories as well as the overall Index during the period. The Portfolio had less exposure than the Index to large cap stocks which contributed to the relative underperformance. The Portfolio's exclusion of the healthcare sector, due to the social issue screens, also detracted from relative performance. Healthcare was among the best-performing sectors over the period.

INTERNATIONAL EQUITY MARKET REVIEW           12 MONTHS ENDED OCTOBER 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%

   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                     LOCAL    U.S.
           TEN LARGEST FOREIGN DEVELOPED MARKETS    CURRENCY DOLLAR
           BY MARKET CAP                             RETURN  RETURN
           -------------------------------------    -------- ------
           United Kingdom..........................   8.61%    8.41%
           Japan...................................  -0.86%   -3.28%
           Canada..................................   3.34%    2.69%
           France..................................  10.04%    2.23%
           Australia...............................  10.20%    7.71%
           Switzerland.............................  17.41%    9.79%
           Germany.................................  18.18%    9.79%
           Spain...................................  -6.40%  -13.04%
           Sweden..................................   9.26%    6.47%
           Hong Kong...............................  16.12%   16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

   The CSTG&E International Social Core Equity Portfolio seeks long-term capital appreciation from a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The Portfolio also excludes from purchase certain companies that do not pass social screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to developed country stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,000 securities in 23 developed markets and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 4.87% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of certain U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/12  10/31/12    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  CSTG&E U.S. SOCIAL CORE EQUITY 2
    PORTFOLIO
  Actual Fund Return................. $1,000.00 $1,020.66    0.34%    $1.73
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.43    0.34%    $1.73

  CSTG&E INTERNATIONAL SOCIAL CORE
    EQUITY PORTFOLIO
  Actual Fund Return................. $1,000.00 $1,007.90    0.57%    $2.88
  Hypothetical 5% Annual Return...... $1,000.00 $1,022.27    0.57%    $2.90
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

           Consumer Discretionary............................  15.6%
           Consumer Staples..................................   6.3%
           Energy............................................  13.2%
           Financials........................................  21.3%
           Industrials.......................................  16.2%
           Information Technology............................  14.7%
           Materials.........................................   6.2%
           Other.............................................    --
           Telecommunication Services........................   3.6%
           Utilities.........................................   2.9%
                                                              -----
                                                              100.0%

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

           Consumer Discretionary............................  13.7%
           Consumer Staples..................................   6.7%
           Energy............................................   9.9%
           Financials........................................  28.2%
           Industrials.......................................  17.0%
           Information Technology............................   5.7%
           Materials.........................................  11.7%
           Telecommunication Services........................   3.6%
           Utilities.........................................   3.5%
                                                              -----
                                                              100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                PERCENTAGE
                                           SHARES   VALUE+    OF NET ASSETS**
                                           ------ ----------- ---------------
  COMMON STOCKS -- (93.0%)
  Consumer Discretionary -- (14.5%)
     Comcast Corp. Class A................ 11,509 $   431,703       0.5%
     Home Depot, Inc. (The)...............  3,536     217,040       0.3%
     News Corp. Class A................... 12,600     301,392       0.4%
     Time Warner Cable, Inc...............  2,380     235,882       0.3%
     Time Warner, Inc.....................  8,366     363,503       0.5%
     Walt Disney Co. (The)................ 12,047     591,146       0.8%
     Other Securities.....................          9,680,718      12.7%
                                                  -----------      ----
  Total Consumer Discretionary............         11,821,384      15.5%
                                                  -----------      ----
  Consumer Staples -- (5.9%)
     Coca-Cola Co. (The)..................  7,800     290,004       0.4%
    *Kraft Foods Group, Inc...............  5,034     228,946       0.3%
     Mondelez International, Inc. Class A. 15,103     400,834       0.5%
     PepsiCo, Inc.........................  2,979     206,266       0.3%
     Procter & Gamble Co. (The)...........  9,400     650,856       0.8%
     Wal-Mart Stores, Inc.................  5,900     442,618       0.6%
     Other Securities.....................          2,578,895       3.4%
                                                  -----------      ----
  Total Consumer Staples..................          4,798,419       6.3%
                                                  -----------      ----
  Energy -- (12.3%)
     Anadarko Petroleum Corp..............  3,500     240,835       0.3%
     Apache Corp..........................  2,351     194,545       0.2%
     Chevron Corp......................... 17,800   1,961,738       2.6%
     ConocoPhillips.......................  8,900     514,865       0.7%
     EOG Resources, Inc...................  1,771     206,304       0.3%
     Exxon Mobil Corp..................... 18,260   1,664,764       2.2%
     National Oilwell Varco, Inc..........  3,000     221,100       0.3%
     Occidental Petroleum Corp............  2,800     221,088       0.3%
     Phillips 66..........................  4,450     209,862       0.3%
     Other Securities.....................          4,616,829       6.0%
                                                  -----------      ----
  Total Energy............................         10,051,930      13.2%
                                                  -----------      ----
  Financials -- (19.8%)
     Bank of America Corp................. 31,377     292,434       0.4%
    *Berkshire Hathaway, Inc. Class B.....  2,400     207,240       0.3%
     Capital One Financial Corp...........  3,500     210,595       0.3%
     Chubb Corp. (The)....................  2,912     224,166       0.3%
     Citigroup, Inc....................... 12,813     479,078       0.6%
     Goldman Sachs Group, Inc. (The)......  3,440     421,022       0.5%
     JPMorgan Chase & Co.................. 28,409   1,184,087       1.5%
     MetLife, Inc.........................  6,648     235,938       0.3%
     PNC Financial Services Group, Inc....  4,300     250,217       0.3%
     Prudential Financial, Inc............  3,600     205,380       0.3%
     Travelers Cos., Inc. (The)...........  3,008     213,388       0.3%
     U.S. Bancorp.........................  8,600     285,606       0.4%
     Wells Fargo & Co..................... 31,743   1,069,422       1.4%
     Other Securities.....................         10,895,697      14.3%
                                                  -----------      ----
  Total Financials........................         16,174,270      21.2%
                                                  -----------      ----
  Industrials -- (15.0%)
     FedEx Corp...........................  2,068     190,235       0.2%
     General Electric Co.................. 63,903   1,345,797       1.8%
     Norfolk Southern Corp................  3,416     209,572       0.3%
     Union Pacific Corp...................  2,900     356,787       0.5%
     Other Securities.....................         10,168,875      13.3%
                                                  -----------      ----
  Total Industrials.......................         12,271,266      16.1%
                                                  -----------      ----

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           -------- ----------- ---------------
 Information Technology -- (13.7%)
    Apple, Inc............................    1,600 $   952,160        1.2%
   *Cisco Systems, Inc....................   16,702     286,272        0.4%
   *eBay, Inc.............................    3,900     188,331        0.2%
   *Google, Inc. Class A..................      400     271,908        0.4%
    Intel Corp............................   13,000     281,125        0.4%
    International Business Machines Corp..    2,200     427,966        0.6%
    Microsoft Corp........................   16,000     456,560        0.6%
    Oracle Corp...........................    8,700     270,135        0.3%
    QUALCOMM, Inc.........................    3,200     187,440        0.2%
    Visa, Inc.............................    1,600     222,016        0.3%
    Other Securities......................            7,597,121       10.0%
                                                    -----------      -----
 Total Information Technology.............           11,141,034       14.6%
                                                    -----------      -----
 Materials -- (5.7%)
    Other Securities......................            4,674,807        6.2%
                                                    -----------      -----
 Other -- (0.0%)
    Other Securities......................                   --        0.0%
                                                    -----------      -----
 Telecommunication Services -- (3.3%)
    AT&T, Inc.............................   33,080   1,144,237        1.5%
    Verizon Communications, Inc...........   18,787     838,652        1.1%
    Other Securities......................              717,373        1.0%
                                                    -----------      -----
 Total Telecommunication Services.........            2,700,262        3.6%
                                                    -----------      -----
 Utilities -- (2.8%)
    Other Securities......................            2,234,504        2.9%
                                                    -----------      -----
 TOTAL COMMON STOCKS......................           75,867,876       99.6%
                                                    -----------      -----
 RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   88        0.0%
                                                    -----------      -----
 TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Shares....  274,604     274,604        0.3%
                                                    -----------      -----

                                           SHARES/
                                            FACE
                                           AMOUNT
                                           --------
                                            (000)
 SECURITIES LENDING COLLATERAL -- (6.7%)
 (S)@DFA Short Term Investment Fund.......  464,630   5,375,771        7.1%
  @Repurchase Agreement, JPMorgan
   Securities LLC 0.30%, 11/01/12
   (Collateralized by $103,003 FNMA,
   rates ranging from 2.500% to 5.500%,
   maturities ranging from 10/01/22 to
   07/01/42, valued at $103,313) to be
   repurchased at $100,001................ $    100     100,000        0.1%
                                                    -----------      -----
 TOTAL SECURITIES LENDING COLLATERAL......            5,475,771        7.2%
                                                    -----------      -----
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $77,587,320).....................          $81,618,339      107.1%
                                                    ===========      =====

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ---------- ------- -----------
   Common Stocks
      Consumer Discretionary..... $11,821,384         --   --    $11,821,384
      Consumer Staples...........   4,798,419         --   --      4,798,419
      Energy.....................  10,050,553 $    1,377   --     10,051,930
      Financials.................  16,174,270         --   --     16,174,270
      Industrials................  12,269,661      1,605   --     12,271,266
      Information Technology.....  11,141,034         --   --     11,141,034
      Materials..................   4,674,807         --   --      4,674,807
      Other......................          --         --   --             --
      Telecommunication Services.   2,700,262         --   --      2,700,262
      Utilities..................   2,234,504         --   --      2,234,504
   Rights/Warrants...............          88         --   --             88
   Temporary Cash Investments....     274,604         --   --        274,604
   Securities Lending Collateral.          --  5,475,771   --      5,475,771
                                  ----------- ----------   --    -----------
   TOTAL......................... $76,139,586 $5,478,753   --    $81,618,339
                                  =========== ==========   ==    ===========

                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
 COMMON STOCKS -- (90.5%)
 AUSTRALIA -- (6.5%)
    Australia & New Zealand Banking Group,
      Ltd................................... 11,146 $  294,047       0.5%
    BHP Billiton, Ltd. Sponsored ADR........  2,200    155,628       0.2%
   #Commonwealth Bank of Australia NL.......  3,519    210,738       0.3%
   #National Australia Bank, Ltd............ 10,974    293,279       0.4%
   #Wesfarmers, Ltd.........................  5,008    180,536       0.3%
    Westpac Banking Corp....................  5,582    147,577       0.2%
    Westpac Banking Corp. Sponsored ADR.....  1,800    237,672       0.4%
    Other Securities........................         3,123,461       4.8%
                                                    ----------      ----
 TOTAL AUSTRALIA............................         4,642,938       7.1%
                                                    ----------      ----
 AUSTRIA -- (0.5%)
    Other Securities........................           362,978       0.6%
                                                    ----------      ----
 BELGIUM -- (0.8%)
    Other Securities........................           551,473       0.8%
                                                    ----------      ----
 CANADA -- (10.2%)
    Bank of Montreal........................  3,935    232,534       0.4%
    Bank of Nova Scotia.....................  4,072    221,182       0.3%
    Goldcorp, Inc...........................  3,938    178,023       0.3%
    Royal Bank of Canada....................  5,951    339,274       0.5%
    Suncor Energy, Inc......................  8,501    285,310       0.4%
   #Toronto Dominion Bank...................  4,400    357,859       0.6%
    Other Securities........................         5,649,984       8.7%
                                                    ----------      ----
 TOTAL CANADA...............................         7,264,166      11.2%
                                                    ----------      ----
 CHINA -- (0.0%)
    Other Securities........................             2,320       0.0%
                                                    ----------      ----
 DENMARK -- (0.7%)
    Other Securities........................           469,331       0.7%
                                                    ----------      ----
 FINLAND -- (1.4%)
    Other Securities........................         1,015,040       1.6%
                                                    ----------      ----
 FRANCE -- (6.3%)
    BNP Paribas SA..........................  5,385    273,325       0.4%
    Cie Generale des Etablissements
      Michelin SA Series B..................  1,772    152,754       0.2%
   #GDF Suez SA.............................  7,206    165,394       0.3%
   *Societe Generale SA.....................  5,872    187,270       0.3%
    Total SA Sponsored ADR..................  6,258    315,403       0.5%
    Other Securities........................         3,373,534       5.2%
                                                    ----------      ----
 TOTAL FRANCE...............................         4,467,680       6.9%
                                                    ----------      ----
 GERMANY -- (5.5%)
    Allianz SE..............................  2,476    307,581       0.5%
    Daimler AG..............................  4,832    226,353       0.3%
    Deutsche Bank AG........................  4,600    210,266       0.3%
    Deutsche Telekom AG..................... 15,245    173,922       0.3%
    E.ON AG Sponsored ADR...................  8,830    200,618       0.3%
    Munchener
      Rueckversicherungs-Gesellschaft AG....  1,116    179,567       0.3%
    Siemens AG..............................  1,956    197,083       0.3%
    Other Securities........................         2,443,380       3.8%
                                                    ----------      ----
 TOTAL GERMANY..............................         3,938,770       6.1%
                                                    ----------      ----
 GREECE -- (0.3%)
    Other Securities........................           238,672       0.4%
                                                    ----------      ----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
 HONG KONG -- (2.3%)
    Other Securities........................        $ 1,614,897       2.5%
                                                    -----------      ----
 IRELAND -- (0.4%)
    Other Securities........................            293,932       0.4%
                                                    -----------      ----
 ISRAEL -- (0.4%)
    Other Securities........................            255,366       0.4%
                                                    -----------      ----
 ITALY -- (2.1%)
    Eni SpA Sponsored ADR...................  3,700     169,793       0.3%
    Other Securities........................          1,327,902       2.0%
                                                    -----------      ----
 TOTAL ITALY................................          1,497,695       2.3%
                                                    -----------      ----
 JAPAN -- (18.3%)
    Mitsubishi UFJ Financial Group, Inc..... 60,470     273,564       0.4%
    Sumitomo Mitsui Financial Group, Inc....  5,464     166,963       0.3%
    Toyota Motor Corp. Sponsored ADR........  3,508     271,765       0.4%
    Other Securities........................         12,342,604      19.0%
                                                    -----------      ----
 TOTAL JAPAN................................         13,054,896      20.1%
                                                    -----------      ----
 NETHERLANDS -- (1.9%)
    Other Securities........................          1,355,950       2.1%
                                                    -----------      ----
 NEW ZEALAND -- (0.2%)
    Other Securities........................            162,695       0.2%
                                                    -----------      ----
 NORWAY -- (1.1%)
    Other Securities........................            804,886       1.2%
                                                    -----------      ----
 PORTUGAL -- (0.3%)
    Other Securities........................            229,732       0.4%
                                                    -----------      ----
 SINGAPORE -- (1.7%)
    Other Securities........................          1,231,302       1.9%
                                                    -----------      ----
 SPAIN -- (2.3%)
   #Banco Santander SA Sponsored ADR........ 34,963     260,824       0.4%
    Other Securities........................          1,343,661       2.1%
                                                    -----------      ----
 TOTAL SPAIN................................          1,604,485       2.5%
                                                    -----------      ----
 SWEDEN -- (2.9%)
    Telefonaktiebolaget LM Ericsson AB
      Sponsored ADR......................... 19,000     168,910       0.3%
    Other Securities........................          1,920,068       2.9%
                                                    -----------      ----
 TOTAL SWEDEN...............................          2,088,978       3.2%
                                                    -----------      ----
 SWITZERLAND -- (5.0%)
    Credit Suisse Group AG Sponsored ADR....  6,552     152,924       0.2%
    Holcim, Ltd.............................  2,247     153,349       0.2%
    Nestle SA...............................  4,725     299,982       0.5%
    Swiss Re, Ltd...........................  3,384     234,164       0.4%
    UBS AG.................................. 16,424     246,419       0.4%
    Zurich Insurance Group AG...............  1,352     333,295       0.5%
    Other Securities........................          2,155,403       3.3%
                                                    -----------      ----
 TOTAL SWITZERLAND..........................          3,575,536       5.5%
                                                    -----------      ----
 UNITED KINGDOM -- (19.4%)
    Anglo American P.L.C....................  6,671     205,563       0.3%
    Aviva P.L.C............................. 31,314     167,700       0.3%
    Barclays P.L.C. Sponsored ADR........... 13,100     193,880       0.3%
    BP P.L.C. Sponsored ADR................. 17,176     736,679       1.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                                -------- ----------- ---------------
UNITED KINGDOM -- (Continued)
  #HSBC Holdings P.L.C. Sponsored ADR..........................   21,019 $ 1,037,498        1.6%
   Pearson P.L.C. Sponsored ADR................................    7,614     153,041        0.2%
   Prudential P.L.C. ADR.......................................    6,900     189,612        0.3%
   Rio Tinto P.L.C. Sponsored ADR..............................    3,700     184,926        0.3%
   Royal Dutch Shell P.L.C. ADR................................   15,447   1,091,022        1.7%
   Standard Chartered P.L.C....................................   12,061     285,565        0.4%
   Tesco P.L.C.................................................   33,306     172,341        0.3%
   Vodafone Group P.L.C. Sponsored ADR.........................   28,773     783,201        1.2%
   Xstrata P.L.C...............................................   11,296     178,946        0.3%
   Other Securities............................................            8,420,804       13.0%
                                                                         -----------      -----
TOTAL UNITED KINGDOM...........................................           13,800,778       21.3%
                                                                         -----------      -----
TOTAL COMMON STOCKS............................................           64,524,496       99.4%
                                                                         -----------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities............................................                    6        0.0%
                                                                         -----------      -----
HONG KONG -- (0.0%)
   Other Securities............................................                  644        0.0%
                                                                         -----------      -----
SPAIN -- (0.0%)
   Other Securities............................................                    1        0.0%
                                                                         -----------      -----
TOTAL RIGHTS/WARRANTS..........................................                  651        0.0%
                                                                         -----------      -----

                                                                SHARES/
                                                                 FACE
                                                                AMOUNT     VALUE+
                                                                -------- -----------
                                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@DFA Short Term Investment Fund.............................  432,152   5,000,000        7.7%
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.35%, 11/01/12 (Collateralized by FNMA 4.000%,
     05/01/42 & 5.000%, 01/01/39, valued at $1,791,990) to be
     repurchased at $1,756,870................................. $  1,757   1,756,853        2.7%
                                                                         -----------      -----
TOTAL SECURITIES LENDING COLLATERAL............................            6,756,853       10.4%
                                                                         -----------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $92,495,115)...........................................          $71,282,000      109.8%
                                                                         ===========      =====

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
   Common Stocks
      Australia.................. $   422,154 $ 4,220,784   --    $ 4,642,938
      Austria....................          --     362,978   --        362,978
      Belgium....................      42,064     509,409   --        551,473
      Canada.....................   7,246,986      17,180   --      7,264,166
      China......................       2,320          --   --          2,320
      Denmark....................          --     469,331   --        469,331
      Finland....................     169,567     845,473   --      1,015,040
      France.....................     792,703   3,674,977   --      4,467,680
      Germany....................     536,861   3,401,909   --      3,938,770
      Greece.....................      27,973     210,699   --        238,672
      Hong Kong..................          --   1,614,897   --      1,614,897
      Ireland....................      63,307     230,625   --        293,932
      Israel.....................       8,758     246,608   --        255,366
      Italy......................     286,769   1,210,926   --      1,497,695
      Japan......................     746,529  12,308,367   --     13,054,896
      Netherlands................     173,069   1,182,881   --      1,355,950
      New Zealand................          --     162,695   --        162,695
      Norway.....................      94,009     710,877   --        804,886
      Portugal...................      14,774     214,958   --        229,732
      Singapore..................          --   1,231,302   --      1,231,302
      Spain......................     517,418   1,087,067   --      1,604,485
      Sweden.....................     168,910   1,920,068   --      2,088,978
      Switzerland................     386,537   3,188,999   --      3,575,536
      United Kingdom.............   5,236,108   8,564,670   --     13,800,778
   Rights/Warrants
      Belgium....................          --           6   --              6
      Hong Kong..................          --         644   --            644
      Spain......................          --           1   --              1
   Securities Lending Collateral.          --   6,756,853   --      6,756,853
                                  ----------- -----------   --    -----------
   TOTAL......................... $16,936,816 $54,345,184   --    $71,282,000
                                  =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                     CSTG&E
                                                     CSTG&E U.S.  INTERNATIONAL
                                                     SOCIAL CORE   SOCIAL CORE
                                                      EQUITY 2       EQUITY
                                                      PORTFOLIO     PORTFOLIO
                                                    ------------  -------------
 ASSETS:
 Investments at Value (including $5,336 and $6,342
   of securities on loan, respectively)............ $     75,868  $     64,525
 Temporary Cash Investments at Value & Cost........          274            --
 Collateral Received from Securities on Loan at
   Value & Cost....................................          100         1,757
 Affiliated Collateral Received from Securities on
   Loan at Value & Cost............................        5,376         5,000
 Foreign Currencies at Value.......................           --           189
 Cash..............................................           --             9
 Receivables:
    Investment Securities Sold.....................            4             7
    Dividends, Interest and Tax Reclaims...........           71           197
    Securities Lending Income......................            4             7
                                                    ------------  ------------
        Total Assets...............................       81,697        71,691
                                                    ------------  ------------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned...............        5,476         6,757
    Due to Advisor.................................           17            23
 Accrued Expenses and Other Liabilities............            7             9
                                                    ------------  ------------
        Total Liabilities..........................        5,500         6,789
                                                    ------------  ------------
 NET ASSETS........................................ $     76,197  $     64,902
                                                    ============  ============
 SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........    7,565,312     8,786,915
                                                    ============  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE....................................... $      10.07  $       7.39
                                                    ============  ============
 Investments at Cost............................... $     71,837  $     85,738
                                                    ------------  ------------
 Foreign Currencies at Cost........................ $         --  $        189
                                                    ------------  ------------
 NET ASSETS CONSIST OF:
 Paid-In Capital................................... $     77,814  $     88,603
 Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income).........................................          215           350
 Accumulated Net Realized Gain (Loss)..............       (5,863)       (2,835)
 Net Unrealized Foreign Exchange Gain (Loss).......           --            (3)
 Net Unrealized Appreciation (Depreciation)........        4,031       (21,213)
                                                    ------------  ------------
 NET ASSETS........................................ $     76,197  $     64,902
                                                    ============  ============
 (1) NUMBER OF SHARES AUTHORIZED...................  300,000,000   300,000,000
                                                    ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                     CSTG&E
                                                      CSTG&E U.S. INTERNATIONAL
                                                      SOCIAL CORE  SOCIAL CORE
                                                       EQUITY 2      EQUITY
                                                       PORTFOLIO    PORTFOLIO
                                                      ----------- -------------
 INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of
      $0 and $164, respectively).....................   $ 1,484      $ 2,154
    Interest.........................................         1           --
    Income from Securities Lending...................        62          117
                                                        -------      -------
           Total Investment Income...................     1,547        2,271
                                                        -------      -------
 EXPENSES
    Investment Advisory Services Fees................       208          265
    Accounting & Transfer Agent Fees.................        28           32
    Custodian Fees...................................        12           32
    Filing Fees......................................         1            1
    Shareholders' Reports............................         4            3
    Directors'/Trustees' Fees & Expenses.............         1            1
    Professional Fees................................         2            2
    Other............................................        19           41
                                                        -------      -------
           Total Expenses............................       275          377
                                                        -------      -------
    Fees Paid Indirectly.............................        --           --
                                                        -------      -------
    NET INVESTMENT INCOME (LOSS).....................     1,272        1,894
                                                        -------      -------
 REALIZED AND UNREALIZED GAIN (LOSS)
    Capital Gain Distributions Received from
      Affiliated Investment Companies................         1           --
    Net Realized Gain (Loss) on:
        Investment Securities Sold...................    (1,508)      (1,888)
        Foreign Currency Transactions................        --           (5)
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency...................................    10,429        2,672
        Translation of Foreign Currency
          Denominated Amounts........................        --           (5)
                                                        -------      -------
    NET REALIZED AND UNREALIZED GAIN (LOSS)..........     8,922          774
                                                        -------      -------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................   $10,194      $ 2,668
                                                        =======      =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                        CSTG&E U.S.      CSTG&E INTERNATIONAL
                                                                    SOCIAL CORE EQUITY 2 SOCIAL CORE EQUITY
                                                                         PORTFOLIO           PORTFOLIO
                                                                    ------------------   -------------------
                                                                      YEAR       YEAR      YEAR      YEAR
                                                                     ENDED      ENDED     ENDED     ENDED
                                                                    OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                      2012       2011      2012      2011
                                                                    --------   --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  1,272   $  1,123  $ 1,894   $  2,226
   Capital Gain Distributions Received from Affiliated
     Investment Company............................................        1         --       --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................................   (1,508)     1,597   (1,888)     1,335
       Foreign Currency Transactions...............................       --         --       (5)         9
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   10,429      3,843    2,672     (6,573)
       Translation of Foreign Currency Denominated Amounts.........       --         --       (5)        (5)
                                                                    --------   --------  -------   --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   10,194      6,563    2,668     (3,008)
                                                                    --------   --------  -------   --------
Distributions From:
   Net Investment Income...........................................   (1,213)    (1,123)  (1,881)    (2,223)
                                                                    --------   --------  -------   --------
          Total Distributions......................................   (1,213)    (1,123)  (1,881)    (2,223)
                                                                    --------   --------  -------   --------
Capital Share Transactions (1):
   Shares Issued...................................................    1,123      1,046    1,126      1,552
   Shares Issued in Lieu of Cash Distributions.....................    1,213      1,123    1,881      2,223
   Shares Redeemed.................................................  (10,366)   (14,446)  (6,602)   (15,670)
                                                                    --------   --------  -------   --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   (8,030)   (12,277)  (3,595)   (11,895)
                                                                    --------   --------  -------   --------
          Total Increase (Decrease) in Net Assets..................      951     (6,837)  (2,808)   (17,126)
NET ASSETS
   Beginning of Period.............................................   75,246     82,083   67,710     84,836
                                                                    --------   --------  -------   --------
   End of Period................................................... $ 76,197   $ 75,246  $64,902   $ 67,710
                                                                    ========   ========  =======   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      118        119      158        204
   Shares Issued in Lieu of Cash Distributions.....................      130        123      277        274
   Shares Redeemed.................................................   (1,063)    (1,528)    (962)    (1,881)
                                                                    --------   --------  -------   --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     (815)    (1,286)    (527)    (1,403)
                                                                    ========   ========  =======   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)................................. $    215   $    156  $   350   $    313

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               CSTG&E U.S. SOCIAL
                                                                            CORE EQUITY 2 PORTFOLIO
                                                        ---------------------------------------------------------
                                                                                               PERIOD        PERIOD
                                                          YEAR     YEAR     YEAR     YEAR     DEC. 1,       AUG. 3,
                                                         ENDED    ENDED    ENDED    ENDED     2007 TO      2007(a) TO
                                                        OCT. 31, OCT. 31, OCT. 31, OCT. 31,   OCT. 31,      NOV. 30,
                                                          2012     2011     2010     2009       2008          2007
                                                        -------- -------- -------- -------- --------     ----------
Net Asset Value, Beginning of Period .................. $  8.98  $  8.49  $  7.05  $  6.53  $ 10.03       $ 10.00
                                                        -------  -------  -------  -------  -------       -------
Income from Investment Operations
   Net Investment Income (Loss)(A).....................    0.16     0.13     0.11     0.12     0.14          0.05
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................    1.08     0.49     1.44     0.53    (3.50)        (0.01)
                                                        -------  -------  -------  -------  -------       -------
       Total from Investment Operations................    1.24     0.62     1.55     0.65    (3.36)         0.04
Less Distributions
                                                        -------  -------  -------  -------  -------       -------
   Net Investment Income...............................   (0.15)   (0.13)   (0.11)   (0.13)   (0.14)        (0.01)
                                                        -------  -------  -------  -------  -------       -------
       Total Distributions.............................   (0.15)   (0.13)   (0.11)   (0.13)   (0.14)        (0.01)
                                                        -------  -------  -------  -------  -------       -------
Net Asset Value, End of Period......................... $ 10.07  $  8.98  $  8.49  $  7.05  $  6.53       $ 10.03
                                                        =======  =======  =======  =======  =======       =======
Total Return...........................................   13.94%    7.24%   22.14%   10.26%  (33.87)%(C)     0.42%(C)
                                                        -------  -------  -------  -------  -------       -------
Net Assets, End of Period (thousands).................. $76,197  $75,246  $82,083  $72,368  $68,503       $95,612
Ratio of Expenses to Average Net Assets................    0.36%    0.38%    0.37%    0.40%    0.38%(B)      0.46%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)................................    0.36%    0.38%    0.37%    0.40%    0.38%(B)      0.46%(B)(D)
Ratio of Net Investment Income to Average Net Assets...    1.65%    1.36%    1.36%    1.89%    1.68%(B)      1.46%(B)(D)
Portfolio Turnover Rate................................       9%       9%       7%      12%       5%(C)         1%(C)

                                                                           CSTG&E INTERNATIONAL SOCIAL
                                                                              CORE EQUITY PORTFOLIO
                                                        ----------------------------------------------------------
                                                                                                PERIOD        PERIOD
                                                          YEAR     YEAR      YEAR     YEAR     DEC. 1,       AUG. 3,
                                                         ENDED    ENDED     ENDED    ENDED     2007 TO      2007(a) TO
                                                        OCT. 31, OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,      NOV. 30,
                                                          2012     2011      2010     2009       2008          2007
                                                        -------- --------  -------- -------- --------     ----------
Net Asset Value, Beginning of Period .................. $  7.27  $  7.92   $  7.21  $  5.57  $ 10.42       $ 10.00
                                                        -------  -------   -------  -------  -------       -------
Income from Investment Operations
   Net Investment Income (Loss)(A).....................    0.21     0.22      0.16     0.16     0.26          0.06
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................    0.12    (0.64)     0.70     1.65    (4.85)         0.37
                                                        -------  -------   -------  -------  -------       -------
       Total from Investment Operations................    0.33    (0.42)     0.86     1.81    (4.59)         0.43
Less Distributions
                                                        -------  -------   -------  -------  -------       -------
   Net Investment Income...............................   (0.21)   (0.23)    (0.15)   (0.17)   (0.26)        (0.01)
                                                        -------  -------   -------  -------  -------       -------
       Total Distributions.............................   (0.21)   (0.23)    (0.15)   (0.17)   (0.26)        (0.01)
                                                        -------  -------   -------  -------  -------       -------
Net Asset Value, End of Period......................... $  7.39  $  7.27   $  7.92  $  7.21  $  5.57       $ 10.42
                                                        =======  =======   =======  =======  =======       =======
Total Return...........................................    4.87%   (5.62)%   12.32%   33.26%  (45.01)%(C)     4.33%(C)
                                                        -------  -------   -------  -------  -------       -------
Net Assets, End of Period (thousands).................. $64,902  $67,710   $84,836  $76,201  $56,479       $95,903
Ratio of Expenses to Average Net Assets................    0.60%    0.58%     0.56%    0.60%    0.60%(B)      0.78%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)................................    0.60%    0.58%     0.56%    0.60%    0.60%(B)      0.78%(B)(D)
Ratio of Net Investment Income to Average Net Assets...    3.00%    2.76%     2.12%    2.69%    3.24%(B)      1.90%(B)(D)
Portfolio Turnover Rate................................       7%       6%        5%      10%       6%(C)         1%(C)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   CSTG&E International Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to CSTG&E International Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors'/Trustees' have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
                                                            ----------
         CSTG&E International Social Core Equity Portfolio.    $--

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ $3
             CSTG&E International Social Core Equity Portfolio.  2

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         PURCHASES  SALES
                                                         --------- -------
      CSTG&E U.S. Social Core Equity 2 Portfolio........  $6,803   $15,068
      CSTG&E International Social Core Equity Portfolio.   4,731     7,906

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

                                                 INCREASE       INCREASE
                                                (DECREASE)     (DECREASE)
                                              UNDISTRIBUTED   ACCUMULATED
                                              NET INVESTMENT  NET REALIZED
                                                  INCOME     GAINS (LOSSES)
                                              -------------- --------------
     CSTG&E U.S. Social Core Equity 2
       Portfolio.............................       --              --
     CSTG&E International Social Core Equity
       Portfolio.............................      $24            $(24)

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2011 and the year ended October 31, 2012 were as follows (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS TOTAL
                                        -------------- ------------- ------
    CSTG&E U.S. Social Core Equity 2
      Portfolio
    2011...............................     $1,123          --       $1,123
    2012...............................      1,213          --        1,213
    CSTG&E International Social Core
      Equity Portfolio
    2011...............................      2,223          --        2,223
    2012...............................      1,881          --        1,881

   At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                 TOTAL NET
                                      NET INVESTMENT              DISTRIBUTABLE
                                        INCOME AND                  EARNINGS/
                                        SHORT-TERM   CAPITAL LOSS (ACCUMULATED
                                      CAPITAL GAINS  CARRYFORWARD    LOSSES)
                                      -------------- ------------ -------------
 CSTG&E U.S. Social Core Equity 2
   Portfolio.........................      $219        $(5,862)      $(5,643)
 CSTG&E International Social Core
   Equity Portfolio..................       379         (2,823)       (2,444)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                               EXPIRES ON
                                              OCTOBER 31,
                                            ----------------
                                            2016  2017  2018 UNLIMITED TOTAL
                                            ---- ------ ---- --------- ------
   CSTG&E U.S. Social Core Equity 2
     Portfolio............................. $664 $3,134 $556  $1,508   $5,862
   CSTG&E International Social Core Equity
     Portfolio.............................   --    904   --   1,919    2,823

   During the year ended October 31, 2012, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ $--
             CSTG&E International Social Core Equity Portfolio.  --

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                            FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                            TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                            -------- ------------ -------------- --------------
 CSTG&E U.S. Social Core
   Equity 2 Portfolio...... $77,590    $15,785       $(11,757)      $  4,028
 CSTG&E International
   Social Core Equity
   Portfolio...............  92,533      7,724        (28,975)       (21,251)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the CSTG&E International Social Core Equity Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, the Portfolios had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                              WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                               AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                            INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                            ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2 Portfolio.     0.87%         $934          36        $ 1        $2,289
CSTG&E International Social Core Equity
Portfolio..................................     0.85%          180          72         --         2,325

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

I. SECURITIES LENDING:

   As of October 31, 2012, the Portfolios had securities on loan to brokers/dealers, for which it received cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   At October 31, 2012, two shareholders held 95% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 98% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

                                                                               PRINCIPAL OCCUPATION(S)
NAME, POSITION                                                                DURING PAST 5 YEARS AND
WITH THE FUND,         TERM OF OFFICE/1 /AND  PORTFOLIOS WITHIN THE DFA        OTHER DIRECTORSHIPS OF
ADDRESS AND AGE        LENGTH OF SERVICE      FUND COMPLEX/2/ OVERSEEN         PUBLIC COMPANIES HELD
---------------        -------------------    -------------------------  ----------------------------------
                             DISINTERESTED TRUSTEES/DIRECTORS
                       ---------------------------------------------

George M.               Since Inception         100 portfolios in 4      Leo Melamed Professor of Finance,
Constantinides                                  investment companies     The University of Chicago Booth
Director of DFAIDG                                                       School of Business.
and DIG.
Trustee of DFAITC and
DEM.
The University of
Chicago
Booth School of
Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould           Since Inception         100 portfolios in 4      Steven G. Rothmeier Distinguished
Director of DFAIDG                              investment companies     Service Professor of Economics,
and DIG.                                                                 The University of Chicago Booth
Trustee of DFAITC and                                                    School of Business (since 1965).
DEM.                                                                     Member and Chair, Competitive
The University of                                                        Markets Advisory Committee,
Chicago                                                                  Chicago Mercantile Exchange
Booth School of                                                          (futures trading exchange) (since
Business                                                                 2004). Formerly, Director of
5807 S. Woodlawn                                                         UNext, Inc. (1999-2006). Trustee,
Avenue                                                                   Harbor Fund (registered investment
Chicago, IL 60637                                                        company) (30 Portfolios) (since
Age: 73                                                                  1994). Formerly, Member of the
                                                                         Board of Milwaukee Mutal Insurance
                                                                         Company (1997-2010).

Roger G. Ibbotson       Since Inception         100 portfolios in 4      Professor in Practice of Finance,
Director of DFAIDG                              investment companies     Yale School of Management (since
and DIG.                                                                 1984). Chairman, CIO and Partner,
Trustee of DFAITC and                                                    Zebra Capital Management, LLC
DEM.                                                                     (hedge fund manager) (since 2001).
Yale School of                                                           Consultant to Morningstar, Inc.
Management                                                               (since 2006). Formerly, Chairman,
P.O. Box 208200                                                          Ibbotson Associates, Inc.,
New Haven, CT 06520-                                                     Chicago, IL (software data
8200                                                                     publishing and consulting)
Age: 68                                                                  (1977-2006). Formerly, Director,
                                                                         BIRR Portfolio Analysis, Inc.
                                                                         (software products) (1990-2010).

                                                                            PRINCIPAL OCCUPATION(S)
NAME, POSITION                                                              DURING PAST 5 YEARS AND
WITH THE FUND,         TERM OF OFFICE/1 /AND  PORTFOLIOS WITHIN THE DFA     OTHER DIRECTORSHIPS OF
ADDRESS AND AGE        LENGTH OF SERVICE      FUND COMPLEX/2/ OVERSEEN       PUBLIC COMPANIES HELD
---------------        -------------------    -------------------------  -----------------------------

Edward P. Lazear        Since 2010              100 portfolios in 4      Morris Arnold Cox Senior
Director of DFAIDG                              investment companies     Fellow, Hoover Institution
and DIG.                                                                 (since 2002). Jack Steele
Trustee of DFAITC and                                                    Parker Professor of Human
DEM.                                                                     Resources Management and
Stanford University                                                      Economics, Graduate School of
Graduate School of                                                       Business, Stanford University
Business                                                                 (since 1995). Cornerstone
518 Memorial Way                                                         Research (expert testimony
Stanford, CA 94305-                                                      and economic and financial
5015                                                                     analysis) (since 2009).
Age: 64                                                                  Formerly, Chairman of the
                                                                         President George W. Bush's
                                                                         Council of Economic Advisers
                                                                         (2006-2009). Formerly,
                                                                         Council of Economic Advisors,
                                                                         State of California
                                                                         (2005-2006). Formerly,
                                                                         Commissioner, White House
                                                                         Panel on Tax Reform (2005).

Myron S. Scholes        Since Inception         100 portfolios in 4      Frank E. Buck Professor
Director of DFAIDG                              investment companies     Emeritus of Finance, Stanford
and DIG.                                                                 University (since 1981).
Trustee of DFAITC and                                                    Formerly, Chairman, Platinum
DEM.                                                                     Grove Asset Management, L.P.
c/o Dimensional Fund                                                     (hedge fund) (formerly, Oak
Advisors, LP                                                             Hill Platinum Partners)
6300 Bee Cave Road                                                       (1999-2009). Formerly,
Building 1                                                               Managing Partner, Oak Hill
Austin, TX 78746                                                         Capital Management (private
Age: 70                                                                  equity firm) (until 2004).
                                                                         Director, American Century
                                                                         Fund Complex (registered
                                                                         investment companies) (40
                                                                         Portfolios) (since 1980).
                                                                         Formerly, Director, Chicago
                                                                         Mercantile Exchange
                                                                         (2001-2008).

Abbie J. Smith          Since 2000              100 portfolios in 4      Boris and Irene Stern
Director of DFAIDG                              investment companies     Distinguished Service
and DIG.                                                                 Professor of Accounting, The
Trustee of DFAITC and                                                    University of Chicago Booth
DEM.                                                                     School of Business (since
The University of                                                        1980). Co-Director Investment
Chicago Booth School                                                     Research, Fundamental
of Business                                                              Investment Advisors (hedge
5807 S. Woodlawn                                                         fund) (since 2008). Director,
Avenue                                                                   HNI Corporation (formerly
Chicago, IL 60637                                                        known as HON Industries Inc.)
Age: 58                                                                  (office furniture) (since
                                                                         2000). Director, Ryder System
                                                                         Inc. (transportation,
                                                                         logistics and supply-chain
                                                                         management) (since 2003).
                                                                         Trustee, UBS Funds (4
                                                                         investment companies within
                                                                         the fund complex) (52
                                                                         portfolios) (since 2009).

                                                                               PRINCIPAL OCCUPATION(S)
NAME, POSITION                                                                 DURING PAST 5 YEARS AND
WITH THE FUND,            TERM OF OFFICE/1 /AND  PORTFOLIOS WITHIN THE DFA     OTHER DIRECTORSHIPS OF
ADDRESS AND AGE           LENGTH OF SERVICE      FUND COMPLEX/2/ OVERSEEN       PUBLIC COMPANIES HELD
---------------           -------------------    -------------------------  -----------------------------
                                 INTERESTED TRUSTEES/DIRECTORS*
                          ---------------------------------------------

David G. Booth             Since Inception         100 portfolios in 4      Chairman, Director/Trustee,
Chairman, Director,                                investment companies     President, and Co-Chief
Co-Chief Executive                                                          Executive Officer (since
Officer and President of                                                    January 2010) of Dimensional
DFAIDG and DIG.                                                             Holdings Inc., Dimensional
Chairman,                                                                   Fund Advisors LP, DFA
Trustee, Co-Chief                                                           Securities LLC, Dimensional
Executive Officer and                                                       Emerging Markets Value Fund,
President of DFAITC                                                         DFAIDG, Dimensional
and DEM.                                                                    Investment Group Inc. and The
6300 Bee Cave Road,                                                         DFA Investment Trust Company.
Building One                                                                Director of Dimensional Fund
Austin, Texas 78746                                                         Advisors Ltd., Dimensional
Age: 65                                                                     Funds PLC, Dimensional Funds
                                                                            II PLC, DFA Australia
                                                                            Limited, Dimensional Cayman
                                                                            Commodity Fund I Ltd.,
                                                                            Dimensional Japan Ltd. and
                                                                            Dimensional Advisors Ltd.
                                                                            Chairman, Director and
                                                                            Co-Chief Executive Officer of
                                                                            Dimensional Fund Advisors
                                                                            Canada ULC. President,
                                                                            Dimensional SmartNest (US)
                                                                            LLC. Limited Partner, Oak
                                                                            Hill Partners (since 2001)
                                                                            and VSC Investors, LLC (since
                                                                            2007). Trustee, The
                                                                            University of Chicago.
                                                                            Trustee, University of Kansas
                                                                            Endowment Association.
                                                                            Formerly, Chief Executive
                                                                            Officer (until 2010) and
                                                                            Chief Investment Officer
                                                                            (2003-2007) of Dimensional
                                                                            Fund Advisors LP, DFA
                                                                            Securities LLC, Dimensional
                                                                            Emerging Markets Value Fund,
                                                                            DFAIDG, Dimensional
                                                                            Investment Group Inc., The
                                                                            DFA Investment Trust Company
                                                                            and Dimensional Holdings Inc.
                                                                            Formerly, Chief Investment
                                                                            Officer of Dimensional Fund
                                                                            Advisors Ltd. Formerly,
                                                                            President and Chief
                                                                            Investment Officer of DFA
                                                                            Australia Limited. Formerly,
                                                                            Director, SA Funds
                                                                            (registered investment
                                                                            company).

Eduardo A. Repetto         Since 2009              100 portfolios in 4      Co-Chief Executive Officer
Director, Co-Chief                                 investment companies     (since January 2010), Chief
Executive Officer and                                                       Investment Officer (since
Chief Investment                                                            March 2007) and
Officer of                                                                  Director/Trustee of
DFAIDG and DIG.                                                             Dimensional Holdings Inc.,
Trustee, Co-Chief                                                           Dimensional Fund Advisors LP,
Executive Officer and                                                       DFA Securities LLC,
Chief Investment                                                            Dimensional Emerging Markets
Officer of                                                                  Value Fund, DFAIDG,
DFAITC and DEM.                                                             Dimensional Investment Group
6300 Bee Cave Road,                                                         Inc., The DFA Investment
Building One                                                                Trust Company and Dimensional
Austin, TX 78746                                                            Cayman Commodity Fund I Ltd.
Age: 45                                                                     Co-Chief Executive Officer,
                                                                            President and Chief
                                                                            Investment Officer of
                                                                            Dimensional Fund Advisors
                                                                            Canada ULC. Chief Investment
                                                                            Officer, Vice President and
                                                                            Director of DFA Australia
                                                                            Limited. Director of
                                                                            Dimensional Fund Advisors
                                                                            Ltd., Dimensional Funds PLC,
                                                                            Dimensional Funds II PLC,
                                                                            Dimensional Japan Ltd. and
                                                                            Dimensional Advisors Ltd.
                                                                            Co-Chief Executive Officer of
                                                                            Dimensional Retirement Plan
                                                                            Services LLC. Formerly, Vice
                                                                            President of Dimensional
                                                                            Holdings Inc., Dimensional
                                                                            Fund Advisors LP, DFA
                                                                            Securities LLC, Dimensional
                                                                            Emerging Markets Value Fund,
                                                                            DFAIDG, Dimensional
                                                                            Investment Group Inc., The
                                                                            DFA Investment Trust Company
                                                                            and Dimensional Fund Advisors
                                                                            Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
/*/ Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
                                   OFFICERS
                                ----------------
 April A. Aandal                  Since 2008       Vice President of all the
 Vice President, Global                            DFA Entities. Vice
 Business Development                              President Global Business
 Age: 49                                           Development of all the DFA
                                                   Entities. Formerly, Chief
                                                   Learning Officer of
                                                   Dimensional (2008-2011);
                                                   Regional Director of
                                                   Dimensional (2004-2008).

 Robyn G. Alcorta                 Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 37                                           Vice President Business
                                                   Development at Capson
                                                   Physicians Insurance
                                                   Company (2010-2012); Vice
                                                   President at Charles Schwab
                                                   (2007-2010).

 Darryl D. Avery                  Since 2005       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 46

 Arthur H. Barlow                 Since 1993       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 56

 John T. Blood                    Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 43                                           Regional Director for
                                                   Dimensional (2010-January
                                                   2011); Chief Market
                                                   Strategist at Commonwealth
                                                   Financial (2007-2010);
                                                   Director of Research at
                                                   Commonwealth Financial
                                                   (2000-2007).

 Scott A. Bosworth                Since 2007       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 43

 Valerie A. Brown                 Since 2001       Vice President and
 Vice President and Assistant                      Assistant Secretary of all
 Secretary                                         the DFA Entities, DFA
 Age: 45                                           Australia Limited,
                                                   Dimensional Fund Advisors
                                                   Ltd., Dimensional Cayman
                                                   Commodity Fund I Ltd.,
                                                   Dimensional Retirement Plan
                                                   Services LLC, Dimensional
                                                   Fund Advisors Pte. Ltd.,
                                                   Dimensional Hong Kong
                                                   Limited. Director, Vice
                                                   President and Assistant
                                                   Secretary of Dimensional
                                                   Fund Advisors Canada ULC.

 David P. Butler                  Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Head of
 Age: 48                                           Global Financial Services
                                                   of Dimensional (since
                                                   2008). Formerly, Regional
                                                   Director of Dimensional
                                                   (January 1995 to January
                                                   2005).

 Douglas M. Byrkit                Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 41                                           Regional Director for
                                                   Dimensional Fund Advisors
                                                   LP (December 2010-January
                                                   2012); Regional Director at
                                                   Russell Investments (April
                                                   2006-December 2010).

 James G. Charles                 Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 56                                           Regional Director for
                                                   Dimensional (2008-2010);
                                                   Vice President, Client
                                                   Portfolio Manager at
                                                   American Century
                                                   Investments (2001-2008).

 Joseph H. Chi                    Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Co-Head of
 Age: 46                                           Portfolio Management of
                                                   Dimensional (since March
                                                   2012). Sr. Portfolio
                                                   Manager of Dimensional
                                                   (since January 2012).
                                                   Formerly, Portfolio Manager
                                                   for Dimensional (October
                                                   2005-January 2012).

 Stephen A. Clark                 Since 2004       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 40                                           Limited and Dimensional
                                                   Fund Advisors Canada ULC.
                                                   Head of Institutional,
                                                   North America (since March
                                                   2012). Formerly, Head of
                                                   Portfolio Management of
                                                   Dimensional (January
                                                   2006-March 2012).

 Jeffrey D. Cornell               Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 36                                           Regional Director for
                                                   Dimensional Fund Advisors
                                                   LP (August 2002-January
                                                   2012).

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
 Robert P. Cornell                Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 63                                           Director of Financial
                                                   Services Group of
                                                   Dimensional (since August
                                                   1993).

 George H. Crane                  Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 57                                           Senior Vice President and
                                                   Managing Director at State
                                                   Street Bank & Trust Company
                                                   (2007-2008); Managing
                                                   Director, Head of
                                                   Investment Administration
                                                   and Operations at State
                                                   Street Research &
                                                   Management Company
                                                   (2002-2005).

 Christopher S. Crossan           Since 2004       Vice President and Global
 Vice President and Global                         Chief Compliance Officer of
 Chief Compliance Officer                          all the DFA Entities, DFA
 Age: 46                                           Australia Limited,
                                                   Dimensional Fund Advisors
                                                   Ltd., Dimensional SmartNest
                                                   LLC, Dimensional SmartNest
                                                   (US) LLC and Dimensional
                                                   Retirement Plan Services
                                                   LLC. Chief Compliance
                                                   Officer of Dimensional Fund
                                                   Advisors Canada ULC.

 James L. Davis                   Since 1999       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 55

 Robert T. Deere                  Since 1994       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 55                                           Limited and Dimensional
                                                   Fund Advisors Canada ULC.

 Peter F. Dillard                 Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Research
 Age: 40                                           Associate for Dimensional
                                                   (since August 2008).
                                                   Formerly, Research
                                                   Assistant for Dimensional
                                                   (April 2006-August 2008).

 Robert W. Dintzner               Since 2001       Vice President of all the
 Vice President and Chief                          DFA Entities. Chief
 Communications Officer                            Communications Officer of
 Age: 42                                           Dimensional (since 2010).

 Richard A. Eustice               Since 1998       Vice President and
 Vice President and Assistant                      Assistant Secretary of all
 Secretary                                         the DFA Entities and DFA
 Age: 47                                           Australia Limited. Chief
                                                   Operating Officer of
                                                   Dimensional Fund Advisors
                                                   Ltd. (since July 2008).
                                                   Formerly, Vice President of
                                                   Dimensional Fund Advisors
                                                   Ltd.

 Gretchen A. Flicker              Since 2004       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 41

 Jed S. Fogdall                   Since 2008       Vice President of all the
 Vice President                                    DFA Entities. Co-Head of
 Age: 38                                           Portfolio Management of
                                                   Dimensional (since March
                                                   2012). Sr. Portfolio
                                                   Manager of Dimensional
                                                   (since January 2012).
                                                   Formerly, Portfolio Manager
                                                   for Dimensional (since
                                                   September 2004).

 Jeremy P. Freeman                Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Senior
 Age: 41                                           Technology Manager for
                                                   Dimensional (since June
                                                   2006). Formerly, Principal
                                                   at AIM Investments/Amvescap
                                                   PLC (now Invesco) (June
                                                   1998-June 2006).

 Mark R. Gochnour                 Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 45                                           Director of Dimensional.

 Tom M. Goodrum                   Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 44                                           Managing Director at
                                                   BlackRock (2004-January
                                                   2012).

 Henry F. Gray                    Since 2000       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 45

 John T. Gray                     Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 38                                           Regional Director of
                                                   Dimensional (January 2005
                                                   to February 2007).

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
 Christian Gunther                Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Senior Trader
 Age: 37                                           for Dimensional Fund
                                                   Advisors LP (since 2012).
                                                   Formerly, Senior Trader for
                                                   Dimensional Fund Advisors
                                                   Ltd. (2009-2012); Trader
                                                   for Dimensional Fund
                                                   Advisors Ltd. (2008-2009);
                                                   Trader for Dimensional Fund
                                                   Advisors LP (2004-2008).

 Joel H. Hefner                   Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 44                                           Director of Dimensional
                                                   (since June 1998).

 Julie C. Henderson               Since 2005       Vice President and Fund
 Vice President and Fund                           Controller of all the DFA
 Controller                                        Entities and Dimensional
 Age: 38                                           Cayman Commodity Fund I
                                                   Ltd. and Dimensional Japan
                                                   Ltd.

 Kevin B. Hight                   Since 2005       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 44

 Christine W. Ho                  Since 2004       Vice President of all the
 Vice President                                    DFA Entities.
 Age: 44

 Michael C. Horvath               Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 52                                           Managing Director, Co-Head
                                                   Global Consultant Relations
                                                   at BlackRock (2004-2011).

 Jeff J. Jeon                     Since 2004       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 38                                           Dimensional Cayman
                                                   Commodity Fund I Ltd.

 Stephen W. Jones                 Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 44                                           Facilities Manager for
                                                   Dimensional Fund Advisors
                                                   LP (October 2008-January
                                                   2012); General Manager at
                                                   Intereity Investments
                                                   (March 2007-October 2008).

 Patrick M. Keating               Since 2003       Vice President and Chief
 Vice President and Chief                          Operating Officer of all
 Operating Officer                                 the DFA Entities,
 Age: 57                                           Dimensional Cayman
                                                   Commodity Fund I Ltd.,
                                                   Dimensional Japan Ltd.,
                                                   Dimensional Advisors Ltd.,
                                                   Dimensional Fund Advisors
                                                   Pte. Ltd., Dimensional Hong
                                                   Kong Limited and
                                                   Dimensional Retirement Plan
                                                   Services LLC. Director,
                                                   Vice President and Chief
                                                   Privacy Officer of
                                                   Dimensional Fund Advisors
                                                   Canada ULC. Director of DFA
                                                   Australia Limited,
                                                   Dimensional Fund Advisors
                                                   Ltd., Dimensional Japan
                                                   Ltd., Dimensional Advisors
                                                   Ltd. and Dimensional Fund
                                                   Advisors Pte. Ltd. Director
                                                   and Vice President of
                                                   Dimensional Hong Kong
                                                   Limited.

 Glenn E. Kemp                    Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 64                                           Regional Director for
                                                   Dimensional Fund Advisors
                                                   LP (April 2006-January
                                                   2012).

 David M. Kershner                Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 41                                           Manager for Dimensional
                                                   (since June 2004).

 Seyun Alice Kim                  Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 32                                           Accounting Manager for
                                                   Dimensional Fund Advisors
                                                   LP (January 2006-January
                                                   2012).

 Timothy R. Kohn                  Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Head of
 Age: 41                                           Defined Contribution Sales
                                                   for Dimensional (since
                                                   August 2010). Formerly,
                                                   Chief DC Strategist,
                                                   Barclays Global Investors
                                                   (2005-2009).

 Joseph F. Kolerich               Since 2004       Vice President of all the
 Vice President                                    DFA Entities. Sr. Portfolio
 Age: 40                                           Manager of Dimensional
                                                   (since January
                                                   2012).Formerly, Portfolio
                                                   Manager for Dimensional
                                                   (April 2007-January 2012).

 Stephen W. Kurad                 Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 43                                           Director for Dimensional
                                                   (2007-2010).

 Michael F. Lane                  Since 2004       Vice President of all the
 Vice President                                    DFA Entities. Chief
 Age: 45                                           Executive Officer of
                                                   Dimensional SmartNest (US)
                                                   LLC (since 2012).

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
 Francis R. Lao                   Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 43                                           Vice President - Global
                                                   Operations at Janus Capital
                                                   Group (2005-2011).

 Juliet Lee                       Since 2005       Vice President of all the
 Vice President                                    DFA Entities. Human
 Age: 41                                           Resources Manager of
                                                   Dimensional (since January
                                                   2004).

 Marlena I. Lee                   Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 31                                           Research Associate for
                                                   Dimensional (July
                                                   2008-2010).

 Apollo D. Lupescu                Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 43                                           Director for Dimensional
                                                   (since February 2004).

 Kenneth M. Manell                Since 2010       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 39                                           Dimensional Cayman
                                                   Commodity Fund I Ltd.
                                                   Counsel for Dimensional
                                                   (since September 2006).
                                                   Formerly, Assistant General
                                                   Counsel at Castle & Cooke
                                                   (January 2004-September
                                                   2006).

 Aaron M. Marcus                  Since 2008       Vice President of all the
 Vice President & Head of                          DFA Entities and Head of
 Global Human Resources                            Global Human Resources of
 Age: 42                                           Dimensional. Formerly,
                                                   Global Head of Recruiting
                                                   and Vice President of
                                                   Goldman Sachs & Co. (June
                                                   2006 to January 2008).

 David R. Martin                  Since 2007       Vice President, Chief
 Vice President, Chief                             Financial Officer and
 Financial Officer and                             Treasurer of all the DFA
 Treasurer                                         Entities. Director, Vice
 Age: 55                                           President, Chief Financial
                                                   Officer and Treasurer of
                                                   Dimensional Fund Advisors
                                                   Ltd., DFA Australia
                                                   Limited, Dimensional
                                                   Advisors Ltd., Dimensional
                                                   Fund Advisors Pte. Ltd.,
                                                   Dimensional Hong Kong
                                                   Limited and Dimensional
                                                   Fund Advisors Canada ULC.
                                                   Chief Financial Officer,
                                                   Treasurer, and Vice
                                                   President of Dimensional
                                                   SmartNest LLC, Dimensional
                                                   SmartNest (US) LLC,
                                                   Dimensional Cayman
                                                   Commodity Fund I Ltd. and
                                                   Dimensional Retirement Plan
                                                   Services LLC. Director of
                                                   Dimensional Funds PLC and
                                                   Dimensional Funds II PLC.
                                                   Statutory Auditor of
                                                   Dimensional Japan Ltd.

 Catherine L. Newell              Vice             Vice President and
 Vice President and Secretary     President        Secretary of all the DFA
 Age: 48                          since 1997       Entities and Dimensional
                                  and              Retirement Plan Services
                                  Secretary        LLC (since June 2012).
                                  since 2000       Director, Vice President
                                                   and Secretary of DFA
                                                   Australia Limited and
                                                   Dimensional Fund Advisors
                                                   Ltd. (since February 2002,
                                                   April 1997 and May 2002,
                                                   respectively). Vice
                                                   President and Secretary of
                                                   Dimensional Fund Advisors
                                                   Canada ULC (since June
                                                   2003), Dimensional
                                                   SmartNest LLC, Dimensional
                                                   SmartNest (US) LLC,
                                                   Dimensional Cayman
                                                   Commodity Fund I Ltd.,
                                                   Dimensional Japan Ltd.
                                                   (since February 2012),
                                                   Dimensional Advisors Ltd.
                                                   (since March 2012),
                                                   Dimensional Fund Advisors
                                                   Pte. Ltd. (since June 2012)
                                                   and Dimensional Hong Kong
                                                   Limited (since August
                                                   2012). Director,
                                                   Dimensional Funds PLC and
                                                   Dimensional Funds II PLC
                                                   (since 2002 and 2006,
                                                   respectively). Director of
                                                   Dimensional Japan Ltd.,
                                                   Dimensional Advisors Ltd.,
                                                   Dimensional Fund Advisors
                                                   Pte. Ltd. and Dimensional
                                                   Hong Kong Limited (since
                                                   August 2012 and July 2012).

 Christian A. Newton              Since 2009       Vice President of all DFA
 Vice President                                    Entities. Web Services
 Age: 37                                           Manager for Dimensional
                                                   (since January 2008).
                                                   Formerly, Design Manager of
                                                   Dimensional (2005-2008).

 Pamela B. Noble Vice             Since 2011       Vice President of all the
 President                                         DFA Entities. Portfolio
 Age: 48                                           Manager for Dimensional
                                                   (2008-2010). Formerly, Vice
                                                   President and Portfolio
                                                   Manager at USAA Investment
                                                   Management Company
                                                   (2001-2006).

 Carolyn L. O                     Since 2010       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 38                                           Dimensional Cayman
                                                   Commodity Fund I Ltd.
                                                   Deputy General Counsel,
                                                   Funds (since 2011). Counsel
                                                   for Dimensional
                                                   (2007-2011). Formerly,
                                                   Associate at K&L Gates LLP
                                                   (January 2004-September
                                                   2007).

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ---------------------------
 Gerard K. O'Reilly               Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 35                                           Research Associate of
                                                   Dimensional (2004 to 2006).

 Daniel C. Ong                    Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 38                                           Manager for Dimensional
                                                   (since July 2005).

 Kyle K. Ozaki                    Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Senior
 Age: 34                                           Compliance Officer for
                                                   Dimensional (since January
                                                   2008). Formerly, Compliance
                                                   Officer (February
                                                   2006-December 2007) and
                                                   Compliance Analyst (August
                                                   2004-January 2006) for
                                                   Dimensional.

 David A. Plecha                  Since 1993       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 51                                           Limited, Dimensional Fund
                                                   Advisors Ltd. and
                                                   Dimensional Fund Advisors
                                                   Canada ULC.

 Allen Pu                         Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 41                                           Manager for Dimensional
                                                   (July 2006-2010).

 Theodore W. Randall              Since 2008       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 39                                           Research Associate of
                                                   Dimensional (2006-2008).
                                                   Systems Developer of
                                                   Dimensional (2001-2006).

 Savina B. Rizova                 Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 31                                           Research Associate for
                                                   Dimensional Fund Advisors
                                                   LP (June 2011-January
                                                   2012); Research Assistant
                                                   for Dimensional Fund
                                                   Advisors LP (July
                                                   2004-August 2007).

 L. Jacobo Rodriguez              Since 2005
 Vice President                                    Vice President of all the
 Age: 41                                           DFA Entities.

 Julie A. Saft                    Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Client
 Age: 53                                           Systems Manager for
                                                   Dimensional (since July
                                                   2008). Formerly, Senior
                                                   Manager at Vanguard
                                                   (November 1997-July 2008).

 David E. Schneider               Since 2001       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 66                                           Dimensional Fund Advisors
                                                   Canada ULC.

 Walid A. Shinnawi                Since 2010       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 50                                           Regional Director for
                                                   Dimensional (March
                                                   2006-January 2010).

 Bruce A. Simmons                 Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Investment
 Age: 47                                           Operations Manager for
                                                   Dimensional (since May
                                                   2007). Formerly, Vice
                                                   President Client and Fund
                                                   Reporting at Mellon
                                                   Financial (September
                                                   2005-May 2007).

 Edward R. Simpson                Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Regional
 Age: 44                                           Director of Dimensional
                                                   (since December 2002).

 Bryce D. Skaff                   Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 37                                           Regional Director of
                                                   Dimensional (December 1999
                                                   to January 2007).

 Andrew D. Smith                  Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Project
 Age: 44                                           Manager for Dimensional
                                                   (2007-2010). Formerly,
                                                   Business Analyst Manager,
                                                   National Instruments
                                                   (2003-2007).

 Grady M. Smith                   Since 2004       Vice President of all the
 Vice President                                    DFA Entities and
 Age: 56                                           Dimensional Fund Advisors
                                                   Canada ULC.

 Carl G. Snyder                   Since 2000
 Vice President                                    Vice President of all the
 Age: 49                                           DFA Entities.

 Lawrence R. Spieth               Since 2004
 Vice President                                    Vice President of all the
 Age: 64                                           DFA Entities.

                                TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND    AND LENGTH OF       PRINCIPAL OCCUPATION(S)
 AND AGE                            SERVICE            DURING PAST 5 YEARS
 ----------------------------   ----------------   ----------------------------
 Bradley G. Steiman               Since 2004       Vice President of all the
 Vice President                                    DFA Entities and Director
 Age: 39                                           and Vice President of
                                                   Dimensional Fund Advisors
                                                   Canada ULC.

 John H. Totten                   Since 2012       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 34                                           Regional Director for
                                                   Dimensional Fund Advisors
                                                   LP (January 2008-January
                                                   2012).

 Robert C. Trotter                Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Senior
 Age: 54                                           Manager, Technology for
                                                   Dimensional (since March
                                                   2007). Formerly, Director
                                                   of Technology at AMVESCAP
                                                   (2002-2007).

 Karen E. Umland                  Since 1997       Vice President of all the
 Vice President                                    DFA Entities, DFA Australia
 Age: 46                                           Limited, Dimensional Fund
                                                   Advisors Ltd., and
                                                   Dimensional Fund Advisors
                                                   Canada ULC.

 Brian J. Walsh                   Since 2009       Vice President of all the
 Vice President                                    DFA Entities. Portfolio
 Age: 42                                           Manager for Dimensional
                                                   (since 2004).

 Weston J. Wellington             Since 1997
 Vice President                                    Vice President of all the
 Age: 61                                           DFA Entities.

 Ryan J. Wiley                    Since 2007       Vice President of all the
 Vice President                                    DFA Entities. Senior Trader
 Age: 36                                           of Dimensional (since 2007).

 Paul E. Wise                     Since 2005       Vice President of all the
 Vice President                                    DFA Entities. Chief
 Age: 57                                           Technology Officer for
                                                   Dimensional (since 2004).

 Faith A. Yando                   Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 50                                           Senior Vice President,
                                                   Global Public Relations at
                                                   Natixis Global Asset
                                                   Management (2008-2011);
                                                   Senior Vice President,
                                                   Media Relations at Bank of
                                                   America (2007-2008).

 Joseph L. Young                  Since 2011       Vice President of all the
 Vice President                                    DFA Entities. Formerly,
 Age: 33                                           Regional Director for
                                                   Dimensional (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with a October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                            QUALIFYING FOR
                                         NET                                                  CORPORATE
                                     INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS    QUALIFYING  FOREIGN
DFA INVESTMENT                         INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL        RECEIVED     DIVIDEND     TAX
DIMENSIONS GROUP INC.               DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  DEDUCTION(1)  INCOME(2)  CREDIT(3)
---------------------               ------------- ------------- ------------- ------------- -------------- ---------- ---------
CSTG&E U.S. Social Core Equity 2
  Portfolio........................      100%          --            --            100%          100%         100%       --
CSTG&E International Social Core
  Equity Portfolio.................      100%          --            --            100%          100%         100%        4%


                                     FOREIGN  QUALIFIED    QUALIFIED
DFA INVESTMENT                       SOURCE   INTEREST    SHORT-TERM
DIMENSIONS GROUP INC.               INCOME(4) INCOME(5) CAPITAL GAIN(6)
---------------------               --------- --------- ---------------
CSTG&E U.S. Social Core Equity 2
  Portfolio........................    --        100%         100%
CSTG&E International Social Core
  Equity Portfolio.................    95%       100%         100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

   [LOGO]  Recycled                                           DFA103112-015A
           Recyclable

                                                                         [LOGO]

ANNUAL REPORT
year ended: October 31, 2012

DFA Investment Dimensions Group Inc.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,


/s/ David G. Booth
---------------------
David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes............................      1
Performance Charts....................................................      2
Management's Discussion and Analysis..................................      4
Disclosure of Fund Expenses...........................................      9
Disclosure of Portfolio Holdings......................................     11
Summary Schedules of Portfolio Holdings/Schedules of Investments
   VA U.S. Targeted Value Portfolio...................................     13
   VA U.S. Large Value Portfolio......................................     16
   VA International Value Portfolio...................................     19
   VA International Small Portfolio...................................     23
   VA Short-Term Fixed Portfolio......................................     27
   VA Global Bond Portfolio...........................................     30
Statements of Assets and Liabilities..................................     33
Statements of Operations..............................................     35
Statements of Changes in Net Assets...................................     37
Financial Highlights..................................................     40
Notes to Financial Statements.........................................     43
Report of Independent Registered Public Accounting Firm...............     55
Fund Management.......................................................     56
Voting Proxies on Fund Portfolio Securities...........................     66
Notice to Shareholders................................................     67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

  ADR      American Depositary Receipt
  FNMA     Federal National Mortgage Association
  P.L.C.   Public Limited Company

Investment Footnotes

  +        See Note B to Financial Statements.
  ++ Securities have generally been fair valued. See Note B to Financial Statements.
  ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *        Non-Income Producing Securities.
  #        Total or Partial Securities on Loan.
  ^        Denominated in local currency or the Euro, unless otherwise noted.
  @        Security purchased with cash proceeds from Securities on Loan.
  (r)      The adjustable rate shown is effective as of October 31, 2012.
  (g)      Face Amount Denominated in British Pounds.
  (e)      Face Amount Denominated in Euro.
  (u)      Face Amount denominated in United States Dollars.
  (S)      Affiliated Fund.

Financial Highlights

  (A)      Computed using average shares outstanding.
  (B)      Annualized
  (C)      Non-Annualized

All Statements, Schedules and Notes to Financial Statements

  --       Amounts designated as -- are either zero or rounded to zero.
  REIT     Real Estate Investment Trust
  SEC      Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

VA U.S. Targeted Value Portfolio vs.
Russell 2000(R) Value Index
October 31, 2002-October 31, 2012

                                                                 VA U.S. Targeted Russell 2000(R)
Begin Date   End Date  Fund Returns Benchmark0Returns  End Date  Value Portfolio    Value Index
----------  ---------- ------------ ----------------- ---------- ---------------- ---------------
2002-10-31  2002-11-30       12.23%             7.98%    10/2002            10000           10000
2002-11-30  2002-12-31       -5.61%            -4.27%    11/2002       11222.7979           10798
2002-12-31  2003-01-31       -3.27%            -2.82%    12/2002       10593.4907      10336.9254
2003-01-31  2003-02-28       -4.04%            -3.36%    01/2003       10246.7133      10045.4241
2003-02-28  2003-03-31       -0.11%             1.07%    02/2003       9832.81769      9707.89785
2003-03-31  2003-04-30       12.07%             9.50%    03/2003       9821.63132      9811.77236
2003-04-30  2003-05-31       14.13%            10.21%    04/2003       11007.3864      10743.8907
2003-05-31  2003-06-30        3.12%             1.69%    05/2003       12562.2915       11840.842
2003-06-30  2003-07-31        7.60%             4.99%    06/2003       12953.8144      12040.9522
2003-07-31  2003-08-31        6.18%             3.80%    07/2003       13938.2148      12641.7957
2003-08-31  2003-09-30       -0.91%            -1.15%    08/2003       14799.5652       13122.184
2003-09-30  2003-10-31       10.07%             8.15%    09/2003       14665.3288      12971.2788
2003-10-31  2003-11-30        4.09%             3.84%    10/2003       16141.9294      14028.4381
2003-11-30  2003-12-31        4.77%             3.62%    11/2003       16801.9251      14567.1301
2003-12-31  2004-01-31        5.68%             3.46%    12/2003       17602.8515      15094.4602
2004-01-31  2004-02-29        1.00%             1.94%    01/2004       18603.4347      15616.7285
2004-02-29  2004-03-31        0.79%             1.38%    02/2004       18788.7278      15919.6931
2004-03-31  2004-04-30       -3.85%            -5.17%    03/2004       18936.9624      16139.3848
2004-04-30  2004-05-31        0.68%             1.21%    04/2004       18208.1426      15304.9786
2004-05-31  2004-06-30        5.80%             5.08%    05/2004       18331.6713      15490.1689
2004-06-30  2004-07-31       -5.86%            -4.60%    06/2004       19394.0189      16277.0694
2004-07-31  2004-08-31       -1.22%             0.98%    07/2004       18257.5541      15528.3243
2004-08-31  2004-09-30        4.79%             3.96%    08/2004       18035.2023      15680.5018
2004-09-30  2004-10-31        0.92%             1.55%    09/2004       18899.9037      16301.4497
2004-10-31  2004-11-30        9.78%             8.87%    10/2004        19072.844      16554.1222
2004-11-30  2004-12-31        3.52%             2.39%    11/2004       20938.1287      18022.4728
2004-12-31  2005-01-31       -3.96%            -3.87%    12/2004       21675.2121      18453.2099
2005-01-31  2005-02-28        2.40%             1.99%    01/2005       20816.5136      17739.0707
2005-02-28  2005-03-31       -2.01%            -2.06%    02/2005       21315.1127      18092.0782
2005-03-31  2005-04-30       -7.36%            -5.16%    03/2005       20885.7635      17719.3814
2005-04-30  2005-05-31        6.59%             6.10%    04/2005       19348.4162      16805.0613
2005-05-31  2005-06-30        4.23%             4.42%    05/2005       20622.6139      17830.0251
2005-06-30  2005-07-31        6.89%             5.69%    06/2005       21495.1624      18618.4838
2005-07-31  2005-08-31       -1.81%            -2.30%    07/2005       22977.1098      19677.8861
2005-08-31  2005-09-30        0.31%            -0.17%    08/2005       22561.6106      19226.1098
2005-09-30  2005-10-31       -2.94%            -2.51%    09/2005       22630.8604      19194.3204
2005-10-31  2005-11-30        4.48%             4.06%    10/2005       21966.0616      18712.2218
2005-11-30  2005-12-31        0.07%            -0.77%    11/2005       22949.4099      19471.2957
2005-12-31  2006-01-31        8.72%             8.27%    12/2005       22966.4185       19321.804
2006-01-31  2006-02-28       -0.13%            -0.01%    01/2006       24969.0267      20919.5884
2006-02-28  2006-03-31        5.29%             4.84%    02/2006       24937.2392       20918.162
2006-03-31  2006-04-30        0.73%             0.27%    03/2006       26256.4176      21931.3474
2006-04-30  2006-05-31       -4.63%            -4.14%    04/2006       26447.1422      21989.9947
2006-05-31  2006-06-30        0.25%             1.23%    05/2006       25223.3261      21079.3913
2006-06-30  2006-07-31       -3.46%            -1.39%    06/2006        25286.901      21338.3527
2006-07-31  2006-08-31        2.47%             2.99%    07/2006       24412.7466      21042.4259
2006-08-31  2006-09-30        1.14%             0.98%    08/2006       25016.7078      21671.3671
2006-09-30  2006-10-31        5.28%             5.09%    09/2006       25302.7947      21882.9297
2006-10-31  2006-11-30        2.80%             2.85%    10/2006       26637.8668      22996.6872
2006-11-30  2006-12-31        1.45%             0.87%    11/2006       27384.8714      23652.4193
2006-12-31  2007-01-31        1.71%             1.50%    12/2006       27780.9974      23858.4881
2007-01-31  2007-02-28       -0.58%            -1.23%    01/2007       28256.8247      24215.8761
2007-02-28  2007-03-31        0.65%             1.21%    02/2007       28092.1153      23918.4793
2007-03-31  2007-04-30        1.17%             1.04%    03/2007       28275.1258       24207.136
2007-04-30  2007-05-31        3.39%             3.67%    04/2007       28604.5447      24458.3304
2007-05-31  2007-06-30       -1.79%            -2.33%    05/2007       29574.5005      25355.1099
2007-06-30  2007-07-31       -8.19%            -8.51%    06/2007         29043.77      24764.1251
2007-07-31  2007-08-31       -0.55%             2.00%    07/2007       26664.6332      22656.3737
2007-08-31  2007-09-30       -0.28%             0.45%    08/2007       26518.2248      23110.3156
2007-09-30  2007-10-31        0.07%             1.09%    09/2007       26445.0206      23214.6644
2007-10-31  2007-11-30       -8.37%            -7.49%    10/2007       26463.3216      23467.4926
2007-11-30  2007-12-31       -1.43%            -0.85%    11/2007       24248.8943      21709.3184
2007-12-31  2008-01-31       -3.90%            -4.10%    12/2007       23903.1756      21525.7807
2008-01-31  2008-02-29       -3.80%            -3.97%    01/2008       22970.5666      20642.4418
2008-02-29  2008-03-31        0.83%             1.51%    02/2008       22098.7798      19822.0514
2008-03-31  2008-04-30        0.91%             3.16%    03/2008       22281.2468      20121.3644
2008-04-30  2008-05-31        3.25%             3.42%    04/2008       22483.9879      20758.0205
2008-05-31  2008-06-30      -11.27%            -9.60%    05/2008       23213.8559      21467.7223
2008-06-30  2008-07-31        2.76%             5.13%    06/2008       20598.4957      19407.8894
2008-07-31  2008-08-31        4.89%             4.75%    07/2008       21166.1708      20402.8025
2008-08-31  2008-09-30       -6.12%            -4.69%    08/2008       22200.1504      21371.9356
2008-09-30  2008-10-31      -20.91%           -19.98%    09/2008        20841.785      20370.1212
2008-10-31  2008-11-30      -13.41%           -11.58%    10/2008       16482.8514      16300.6447
2008-11-30  2008-12-31        5.61%             6.15%    11/2008       14272.9734      14412.8814
2008-12-31  2009-01-31      -15.17%           -14.28%    12/2008       15073.8308      15299.5089
2009-01-31  2009-02-28      -13.66%           -13.89%    01/2009       12786.7668      13113.9918
2009-02-28  2009-03-31       10.36%             8.88%    02/2009       11040.2816      11292.4502
2009-03-31  2009-04-30       18.94%            15.87%    03/2009       12183.8136      12295.0547
2009-04-30  2009-05-31        3.44%             2.16%    04/2009       14491.6691      14245.9641
2009-05-31  2009-06-30        0.28%            -0.32%    05/2009       14990.6649      14554.0027
2009-06-30  2009-07-31       11.89%            11.56%    06/2009       15032.2478       14508.119
2009-07-31  2009-08-31        4.20%             4.73%    07/2009        16820.316      16185.8597
2009-08-31  2009-09-30        4.98%             5.02%    08/2009       17527.2267       16951.943
2009-09-30  2009-10-31       -6.55%            -6.64%    09/2009       18400.4694      17802.1551
2009-10-31  2009-11-30        3.14%             3.18%    10/2009       17194.5629      16619.9642
2009-11-30  2009-12-31        7.62%             7.57%    11/2009       17735.1416      17148.8548
2009-12-31  2010-01-31       -2.64%            -2.93%    12/2009       19086.2874      18447.7194
2010-01-31  2010-02-28        5.65%             4.64%    01/2010        18582.359      17907.0154
2010-02-28  2010-03-31        7.70%             8.32%    02/2010       19632.2098      18737.3429
2010-03-31  2010-04-30        7.35%             7.00%    03/2010        21143.995      20295.8506
2010-04-30  2010-05-31       -8.14%            -8.45%    04/2010       22697.7742      21715.9329
2010-05-31  2010-06-30       -8.66%            -8.73%    05/2010       20850.0368      19880.9768
2010-06-30  2010-07-31        7.83%             7.14%    06/2010       19044.2934      18145.4653
2010-07-31  2010-08-31       -7.67%            -7.52%    07/2010       20535.0815      19440.7241
2010-08-31  2010-09-30       11.41%            10.74%    08/2010       18960.3053       17978.906
2010-09-30  2010-10-31        3.38%             3.87%    09/2010        21122.998      19909.2802
2010-10-31  2010-11-30        3.65%             2.54%    10/2010       21836.8965      20680.6323
2010-11-30  2010-12-31        8.83%             8.31%    11/2010       22634.7831      21206.2354
2010-12-31  2011-01-31        0.34%             0.05%    12/2010        24634.451      22968.1423
2011-01-31  2011-02-28        5.13%             5.08%    01/2011       24718.9603      22980.6742
2011-02-28  2011-03-31        1.87%             1.39%    02/2011       25986.5993      24147.5498
2011-03-31  2011-04-30        1.76%             1.62%    03/2011       26472.5276      24483.1098
2011-04-30  2011-05-31       -2.20%            -1.79%    04/2011       26937.3285      24880.9149
2011-05-31  2011-06-30       -1.76%            -2.46%    05/2011       26345.7637      24435.2112
2011-06-30  2011-07-31       -3.18%            -3.31%    06/2011       25880.9627      23834.3689
2011-07-31  2011-08-31       -9.36%            -8.83%    07/2011       25056.9974      23046.2218
2011-08-31  2011-09-30      -11.26%           -10.92%    08/2011       22711.8652      21010.5963
2011-09-30  2011-10-31       14.78%            14.41%    09/2011       20155.4599      18716.0314
2011-10-31  2011-11-30        0.27%            -0.20%    10/2011       23134.4116       21413.067
2011-11-30  2011-12-31        1.36%             1.57%    11/2011       23197.7935      21370.2756
2011-12-31  2012-01-31        6.25%             6.65%    12/2011       23514.2581      21704.7391
2012-01-31  2012-02-29        3.24%             1.49%    01/2012       24983.8992      23147.4867
2012-02-29  2012-03-31        2.56%             3.10%    02/2012       25793.2668      23491.8428
2012-03-31  2012-04-30       -1.69%            -1.45%    03/2012       26453.5403      24220.4335
2012-04-30  2012-05-31       -7.04%            -6.11%    04/2012       26006.2582       23869.978
2012-05-31  2012-06-30        3.88%             4.82%    05/2012       24174.5316      22411.3443
2012-06-30  2012-07-31       -0.51%            -1.02%    06/2012       25111.6941      23491.8676
2012-07-31  2012-08-31        4.43%             3.08%    07/2012       24983.8992      23251.8041
2012-08-31  2012-09-30        3.35%             3.56%    08/2012       26091.4548      23969.1165
2012-09-30  2012-10-31       -0.63%            -1.25%    09/2012       26964.7199      24823.0361
                                                      10/31/2012       26794.3267      24511.7359

                      Average Annual   One   Five   Ten
                      Total Return     Year  Years Years
                      --------------  ------ ----- ------
                                      15.82% 0.25% 10.36%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

VA U.S. Large Cap Value Portfolio vs.
Russell 1000(R) Value Index
October 31, 2002-October 31, 2012

                                                                 VA U.S. Large Cap Russell 1000(R)
Begin Date   End Date  Fund Returns Benchmark0Returns  End Date   Value Portfolio    Value Index
----------  ---------- ------------ ----------------- ---------- ----------------- ---------------
2002-10-31  2002-11-30        8.20%             6.30%    10/2002             10000           10000
2002-11-30  2002-12-31       -5.31%            -4.34%    11/2002        10819.8381           10630
2002-12-31  2003-01-31       -2.10%            -2.42%    12/2002        10244.8899       10168.658
2003-01-31  2003-02-28       -2.66%            -2.67%    01/2003        10029.7472      9922.57648
2003-02-28  2003-03-31       -0.84%             0.17%    02/2003        9763.38007      9657.64368
2003-03-31  2003-04-30        9.31%             8.80%    03/2003        9681.42095      9674.06168
2003-04-30  2003-05-31        6.49%             6.46%    04/2003        10582.9713      10525.3791
2003-05-31  2003-06-30        0.73%             1.25%    05/2003        11269.3789      11205.3186
2003-06-30  2003-07-31        2.71%             1.49%    06/2003         11351.338      11345.3851
2003-07-31  2003-08-31        3.69%             1.56%    07/2003        11658.6847      11514.4313
2003-08-31  2003-09-30       -2.37%            -0.98%    08/2003        12088.9701      11694.0564
2003-09-30  2003-10-31        7.03%             6.12%    09/2003        11802.1132      11579.4547
2003-10-31  2003-11-30        2.11%             1.36%    10/2003        12631.9492      12288.1173
2003-11-30  2003-12-31        6.81%             6.16%    11/2003        12898.3164      12455.2357
2003-12-31  2004-01-31        1.80%             1.76%    12/2003        13776.9843      13222.4782
2004-01-31  2004-02-29        2.44%             2.14%    01/2004        14025.5916      13455.1939
2004-02-29  2004-03-31       -0.79%            -0.88%    02/2004        14367.4265       13743.135
2004-03-31  2004-04-30       -1.60%            -2.44%    03/2004        14253.4816      13622.1954
2004-04-30  2004-05-31        0.59%             1.02%    04/2004        14025.5916      13289.8138
2004-05-31  2004-06-30        2.79%             2.36%    05/2004        14108.4607      13425.3699
2004-06-30  2004-07-31       -3.50%            -1.41%    06/2004        14502.0888      13742.2087
2004-07-31  2004-08-31       -0.15%             1.42%    07/2004        13994.5157      13548.4435
2004-08-31  2004-09-30        3.11%             1.55%    08/2004        13973.7984      13740.8314
2004-09-30  2004-10-31        1.15%             1.66%    09/2004        14408.8611      13953.8143
2004-10-31  2004-11-30        6.68%             5.06%    10/2004        14574.5992      14185.4476
2004-11-30  2004-12-31        4.02%             3.35%    11/2004        15548.3109      14903.2313
2004-12-31  2005-01-31       -2.65%            -1.78%    12/2004        16172.7993      15402.4895
2005-01-31  2005-02-28        3.06%             3.31%    01/2005        15743.8959      15128.3252
2005-02-28  2005-03-31       -0.32%            -1.37%    02/2005        16225.1047      15629.0728
2005-03-31  2005-04-30       -3.43%            -1.79%    03/2005        16172.7994      15414.9545
2005-04-30  2005-05-31        4.15%             2.41%    04/2005        15618.3632      15139.0268
2005-05-31  2005-06-30        2.06%             1.09%    05/2005        16266.9489       15503.596
2005-06-30  2005-07-31        4.79%             2.89%    06/2005        16601.7028      15673.1272
2005-07-31  2005-08-31       -0.72%            -0.43%    07/2005        17396.7434      16126.5843
2005-08-31  2005-09-30        1.57%             1.40%    08/2005        17271.2107      16056.5045
2005-09-30  2005-10-31       -2.86%            -2.54%    09/2005        17543.1983      16281.9449
2005-10-31  2005-11-30        3.93%             3.27%    10/2005        17041.0674      15868.4229
2005-11-30  2005-12-31        0.16%             0.60%    11/2005        17710.5752      16387.3203
2005-12-31  2006-01-31        4.92%             3.88%    12/2005        17738.4952      16485.2089
2006-01-31  2006-02-28       -0.47%             0.61%    01/2006        18610.5183      17125.3487
2006-02-28  2006-03-31        1.85%             1.35%    02/2006        18522.2121      17229.9349
2006-03-31  2006-04-30        2.69%             2.54%    03/2006        18864.3984      17463.3218
2006-04-30  2006-05-31       -1.60%            -2.53%    04/2006        19372.1587      17907.1693
2006-05-31  2006-06-30        0.75%             0.64%    05/2006        19063.0872       17454.821
2006-06-30  2006-07-31       -1.38%             2.43%    06/2006        19206.5847      17566.3625
2006-07-31  2006-08-31        1.63%             1.67%    07/2006        18941.6663      17993.4658
2006-08-31  2006-09-30        2.58%             1.99%    08/2006        19250.7378      18294.6019
2006-09-30  2006-10-31        3.75%             3.27%    09/2006        19747.4598      18659.1081
2006-10-31  2006-11-30        1.78%             2.28%    10/2006        20487.0237      19269.9902
2006-11-30  2006-12-31        1.92%             2.24%    11/2006        20851.2865      19709.8638
2006-12-31  2007-01-31        2.85%             1.28%    12/2006         21252.581      20152.3336
2007-01-31  2007-02-28       -1.31%            -1.56%    01/2007         21859.118      20410.0561
2007-02-28  2007-03-31        0.72%             1.55%    02/2007        21573.6888       20091.867
2007-03-31  2007-04-30        4.11%             3.70%    03/2007        21728.2963       20402.495
2007-04-30  2007-05-31        4.05%             3.61%    04/2007        22620.2625      21156.4259
2007-05-31  2007-06-30       -1.62%            -2.34%    05/2007        23536.0144      21919.5216
2007-06-30  2007-07-31       -5.96%            -4.62%    06/2007        23155.4422      21407.3485
2007-07-31  2007-08-31       -1.97%             1.12%    07/2007        21775.8678      20417.3908
2007-08-31  2007-09-30        2.56%             3.43%    08/2007        21347.7241      20646.1773
2007-09-30  2007-10-31        0.38%             0.01%    09/2007        21894.7967      21355.3282
2007-10-31  2007-11-30       -5.57%            -4.89%    10/2007        21978.0468       21357.685
2007-11-30  2007-12-31       -0.61%            -0.97%    11/2007        20753.0799      20313.8487
2007-12-31  2008-01-31       -3.56%            -4.01%    12/2007        20627.1845      20117.4134
2008-01-31  2008-02-29       -3.27%            -4.19%    01/2008        19892.2205      19311.6524
2008-02-29  2008-03-31       -1.13%            -0.75%    02/2008        19241.5967      18502.5361
2008-03-31  2008-04-30        6.21%             4.87%    03/2008        19024.7221      18363.7671
2008-04-30  2008-05-31        2.21%            -0.16%    04/2008        20205.4839      19258.9211
2008-05-31  2008-06-30      -11.14%            -9.57%    05/2008        20651.2816       19228.354
2008-06-30  2008-07-31        0.00%            -0.36%    06/2008        18350.0011      17387.7885
2008-07-31  2008-08-31        1.84%             1.70%    07/2008        18350.0011      17325.0222
2008-08-31  2008-09-30       -8.38%            -7.35%    08/2008        18687.3616      17619.5475
2008-09-30  2008-10-31      -21.89%           -17.31%    09/2008        17121.0451      16325.0111
2008-10-31  2008-11-30       -9.91%            -7.17%    10/2008        13373.9339      13498.9528
2008-11-30  2008-12-31        2.89%             1.39%    11/2008        12048.5891      12530.9566
2008-12-31  2009-01-31      -12.44%           -11.50%    12/2008        12397.0904      12704.8862
2009-01-31  2009-02-28      -14.20%           -13.36%    01/2009        10855.2256      11243.9578
2009-02-28  2009-03-31        9.75%             8.55%    02/2009        9313.36082      9741.64674
2009-03-31  2009-04-30       16.67%            10.72%    03/2009        10221.0716      10574.5892
2009-04-30  2009-05-31        7.82%             6.18%    04/2009        11924.5835      11708.0967
2009-05-31  2009-06-30       -1.16%            -0.74%    05/2009         12857.163       12432.076
2009-06-30  2009-07-31        9.59%             8.19%    06/2009        12707.9503      12340.2717
2009-07-31  2009-08-31        6.70%             5.23%    07/2009        13926.5209      13350.3397
2009-08-31  2009-09-30        4.27%             3.86%    08/2009        14859.1004      14048.6356
2009-09-30  2009-10-31       -4.17%            -3.06%    09/2009        15493.2544      14591.4108
2009-10-31  2009-11-30        5.61%             5.64%    10/2009         14846.666      14144.8483
2009-11-30  2009-12-31        2.73%             1.77%    11/2009        15679.7703       14942.092
2009-12-31  2010-01-31       -2.28%            -2.81%    12/2009        16107.4914      15206.5184
2010-01-31  2010-02-28        4.26%             3.16%    01/2010        15740.5493      14778.8508
2010-02-28  2010-03-31        7.79%             6.51%    02/2010        16411.1676      15245.3491
2010-03-31  2010-04-30        3.15%             2.59%    03/2010        17689.1383      16237.8224
2010-04-30  2010-05-31       -8.46%            -8.22%    04/2010        18245.8779      16657.9892
2010-05-31  2010-06-30       -7.50%            -5.63%    05/2010        16702.1906      15288.7697
2010-06-30  2010-07-31        7.78%             6.77%    06/2010        15449.5263      14428.0985
2010-07-31  2010-08-31       -5.93%            -4.28%    07/2010        16651.5779      15404.8553
2010-08-31  2010-09-30        9.85%             7.76%    08/2010        15664.6303      14745.6869
2010-09-30  2010-10-31        3.60%             3.00%    09/2010        17208.3176      15889.7057
2010-10-31  2010-11-30       -0.64%            -0.53%    10/2010        17828.3232      16366.4932
2010-11-30  2010-12-31        9.68%             7.89%    11/2010        17714.4446      16279.8829
2010-12-31  2011-01-31        3.25%             2.26%    12/2010        19429.9955      17564.4356
2011-01-31  2011-02-28        5.39%             3.69%    01/2011        20060.5053      17961.7627
2011-02-28  2011-03-31        0.37%             0.40%    02/2011        21141.3792      18624.2794
2011-03-31  2011-04-30        2.55%             2.66%    03/2011        21218.5845       18698.251
2011-04-30  2011-05-31       -1.42%            -1.06%    04/2011        21759.0215      19196.1532
2011-05-31  2011-06-30       -1.86%            -2.05%    05/2011        21450.2003      18993.3429
2011-06-30  2011-07-31       -4.65%            -3.32%    06/2011        21051.3064      18603.9051
2011-07-31  2011-08-31       -8.33%            -6.24%    07/2011        20073.3728      17986.8348
2011-08-31  2011-09-30      -10.28%            -7.56%    08/2011        18400.5918      16864.3465
2011-09-30  2011-10-31       13.80%            11.45%    09/2011        16509.0624      15589.8488
2011-10-31  2011-11-30       -0.89%            -0.52%    10/2011        18786.6182      17374.7655
2011-11-30  2011-12-31        0.78%             2.02%    11/2011        18619.3401      17284.7106
2011-12-31  2012-01-31        4.96%             3.78%    12/2011         18764.099      17633.0239
2012-01-31  2012-02-29        5.79%             3.99%    01/2012        19694.4419      18300.0833
2012-02-29  2012-03-31        1.89%             2.96%    02/2012        20834.4396      19029.5813
2012-03-31  2012-04-30       -2.16%            -1.02%    03/2012        21227.5422      19593.7013
2012-04-30  2012-05-31       -7.13%            -5.86%    04/2012        20768.9225      19393.8991
2012-05-31  2012-06-30        5.16%             4.96%    05/2012        19288.2359      18256.6217
2012-06-30  2012-07-31        0.97%             1.03%    06/2012        20284.0959      19163.0537
2012-07-31  2012-08-31        4.03%             2.17%    07/2012        20480.6472      19361.3752
2012-08-31  2012-09-30        3.63%             3.17%    08/2012        21306.1627      19781.7483
2012-09-30  2012-10-31        0.30%            -0.49%    09/2012        22079.2646      20409.6686
                                                      10/31/2012        22144.7817       20309.476

                       Average Annual   One   Five   Ten
                       Total Return     Year  Years Years
                       --------------  ------ ----- -----
                                       17.87% 0.15% 8.27%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

VA International Value Portfolio vs.
MSCI World ex USA Index (net dividends)
October 31, 2002-October 31, 2012

                                                                 VA International MSCI World ex USA
Begin Date   End Date  Fund Returns Benchmark0Returns  End Date  Value Portfolio  Index (net div.)
----------  ---------- ------------ ----------------- ---------- ---------------- -----------------
2002-10-31  2002-11-30        5.58%             4.60%    10/2002            10000             10000
2002-11-30  2002-12-31       -2.82%            -3.23%    11/2002       10558.2524        10460.3839
2002-12-31  2003-01-31       -3.02%            -3.81%    12/2002        10260.794         10122.316
2003-01-31  2003-02-28       -2.00%            -1.97%    01/2003       9950.61284        9736.63317
2003-02-28  2003-03-31       -2.42%            -1.93%    02/2003       9752.09687        9544.69952
2003-03-31  2003-04-30       10.95%             9.60%    03/2003       9516.35916        9360.75408
2003-04-30  2003-05-31        6.82%             6.20%    04/2003        10558.568        10259.0855
2003-05-31  2003-06-30        3.08%             2.43%    05/2003       11278.1884        10895.3724
2003-06-30  2003-07-31        4.38%             2.29%    06/2003       11625.5913        11160.0507
2003-07-31  2003-08-31        3.58%             2.58%    07/2003       12134.2885        11416.0851
2003-08-31  2003-09-30        3.95%             3.00%    08/2003       12568.5421        11710.4564
2003-09-30  2003-10-31        7.88%             6.26%    09/2003       13064.8321        12061.7856
2003-10-31  2003-11-30        1.50%             2.27%    10/2003       14094.6336        12817.1043
2003-11-30  2003-12-31        7.75%             7.67%    11/2003       14305.5569        13107.6332
2003-12-31  2004-01-31        2.28%             1.39%    12/2003       15414.7369        14112.7269
2004-01-31  2004-02-29        2.64%             2.30%    01/2004       15766.5525        14309.2291
2004-02-29  2004-03-31        1.69%             0.50%    02/2004       16183.5192        14638.3333
2004-03-31  2004-04-30       -2.53%            -2.62%    03/2004       16457.1536        14711.6145
2004-04-30  2004-05-31        0.89%             0.47%    04/2004       16040.1869        14326.5224
2004-05-31  2004-06-30        3.86%             2.31%    05/2004       16183.5192          14393.49
2004-06-30  2004-07-31       -4.65%            -3.05%    06/2004       16808.9692        14725.8838
2004-07-31  2004-08-31        1.06%             0.42%    07/2004       16027.1567        14276.8102
2004-08-31  2004-09-30        2.49%             2.91%    08/2004       16196.5494        14336.1689
2004-09-30  2004-10-31        4.08%             3.59%    09/2004       16600.4859        14754.0539
2004-10-31  2004-11-30        7.47%             6.65%    10/2004       17278.0567        15284.2776
2004-11-30  2004-12-31        5.20%             4.22%    11/2004       18568.0474        16300.7575
2004-12-31  2005-01-31       -0.76%            -1.97%    12/2004       19533.5969        16989.4067
2005-01-31  2005-02-28        3.61%             4.45%    01/2005        19385.717        16654.9427
2005-02-28  2005-03-31       -2.54%            -2.27%    02/2005       20084.7859        17395.8458
2005-03-31  2005-04-30       -2.75%            -2.55%    03/2005       19573.9278        17000.9825
2005-04-30  2005-05-31        0.07%             0.18%    04/2005       19036.1826        16567.4843
2005-05-31  2005-06-30        1.69%             1.63%    05/2005       19049.6262        16597.6975
2005-06-30  2005-07-31        4.44%             3.23%    06/2005       19372.2734        16869.0038
2005-07-31  2005-08-31        3.52%             2.76%    07/2005       20232.6658        17413.7949
2005-08-31  2005-09-30        3.27%             4.56%    08/2005       20945.1783        17894.5395
2005-09-30  2005-10-31       -1.74%            -3.23%    09/2005       21630.8035        18711.1896
2005-10-31  2005-11-30        1.71%             2.65%    10/2005       21254.3818        18106.5845
2005-11-30  2005-12-31        5.21%             4.64%    11/2005       21617.3599        18586.0772
2005-12-31  2006-01-31        6.86%             6.32%    12/2005       22744.5912        19447.8385
2006-01-31  2006-02-28        0.83%            -0.34%    01/2006       24305.2112         20677.908
2006-02-28  2006-03-31        4.30%             3.17%    02/2006       24507.5138        20608.4637
2006-03-31  2006-04-30        5.03%             4.78%    03/2006       25562.3773        21262.0385
2006-04-30  2006-05-31       -3.98%            -3.80%    04/2006       26848.4437        22278.7298
2006-05-31  2006-06-30       -0.73%            -0.13%    05/2006         25779.13        21432.3108
2006-06-30  2006-07-31        1.75%             0.94%    06/2006       25591.2776        21404.7152
2006-07-31  2006-08-31        3.27%             2.84%    07/2006       26039.2334        21605.2657
2006-08-31  2006-09-30        1.34%            -0.08%    08/2006       26891.7943         22219.306
2006-09-30  2006-10-31        4.51%             3.95%    09/2006       27253.0489        22201.4165
2006-10-31  2006-11-30        3.35%             2.98%    10/2006       28481.3146        23078.8128
2006-11-30  2006-12-31        3.91%             2.87%    11/2006       29435.0268        23766.2318
2006-12-31  2007-01-31        1.96%             0.61%    12/2006       30584.9805        24447.6786
2007-01-31  2007-02-28       -0.25%             0.80%    01/2007       31183.7591        24596.8152
2007-02-28  2007-03-31        3.34%             2.56%    02/2007       31104.9725        24793.5831
2007-03-31  2007-04-30        4.95%             4.55%    03/2007       32144.9564        25428.8755
2007-04-30  2007-05-31        3.41%             2.22%    04/2007       33736.4469         26585.833
2007-05-31  2007-06-30       -0.45%             0.10%    05/2007       34886.7321        27176.2271
2007-06-30  2007-07-31       -2.95%            -1.38%    06/2007       34729.1588        27203.4992
2007-07-31  2007-08-31       -1.26%            -1.45%    07/2007       33704.9322        26827.4513
2007-08-31  2007-09-30        5.35%             5.68%    08/2007       33279.4842        26439.1323
2007-09-30  2007-10-31        5.03%             4.35%    09/2007       35060.0627        27941.2322
2007-10-31  2007-11-30       -5.95%            -3.91%    10/2007       36824.8839        29155.8544
2007-11-30  2007-12-31       -2.20%            -1.88%    11/2007       34634.6148        28015.6987
2007-12-31  2008-01-31       -8.39%            -9.02%    12/2007        33873.426        27489.0589
2008-01-31  2008-02-29       -1.50%             1.81%    01/2008       31032.7748         25010.607
2008-02-29  2008-03-31        1.52%            -1.43%    02/2008       30568.2658        25463.8556
2008-03-31  2008-04-30        4.49%             5.56%    03/2008       31032.7748        25100.3642
2008-04-30  2008-05-31       -0.28%             1.52%    04/2008       32426.3018        26495.5837
2008-05-31  2008-06-30      -10.06%            -7.78%    05/2008       32336.9732         26897.647
2008-06-30  2008-07-31       -2.40%            -3.56%    06/2008       29085.4101        24806.0112
2008-07-31  2008-08-31       -4.22%            -3.87%    07/2008       28388.6466        23923.2586
2008-08-31  2008-09-30      -10.45%           -14.44%    08/2008       27191.6426        22998.0751
2008-09-30  2008-10-31      -25.17%           -20.80%    09/2008       24350.9914        19677.6523
2008-10-31  2008-11-30       -5.88%            -5.42%    10/2008       18223.0457        15584.3142
2008-11-30  2008-12-31        7.03%             5.27%    11/2008       17151.1018        14739.1788
2008-12-31  2009-01-31      -13.74%            -9.33%    12/2008       18357.1469        15516.1603
2009-01-31  2009-02-28      -12.36%           -10.12%    01/2009       15834.1267        14068.3921
2009-02-28  2009-03-31        9.87%             6.59%    02/2009       13876.6111        12644.2239
2009-03-31  2009-04-30       18.40%            12.90%    03/2009        15246.872        13477.4218
2009-04-30  2009-05-31       15.06%            12.65%    04/2009       18052.6445        15215.4507
2009-05-31  2009-06-30       -1.57%            -1.04%    05/2009       20771.4163        17139.6911
2009-06-30  2009-07-31       11.91%             9.39%    06/2009       20445.1636        16962.2042
2009-07-31  2009-08-31        5.51%             4.79%    07/2009       22881.1831        18554.9158
2009-08-31  2009-09-30        5.23%             4.13%    08/2009       24142.6932        19444.1667
2009-09-30  2009-10-31       -3.94%            -1.61%    09/2009       25404.2033        20246.4017
2009-10-31  2009-11-30        2.76%             2.47%    10/2009       24403.6953        19921.3837
2009-11-30  2009-12-31        0.97%             1.59%    11/2009       25077.9507        20414.2895
2009-12-31  2010-01-31       -5.64%            -4.69%    12/2009       25321.7444         20739.715
2010-01-31  2010-02-28        0.47%            -0.10%    01/2010       23893.9104        19767.5532
2010-02-28  2010-03-31        7.90%             6.44%    02/2010       24005.4599         19747.743
2010-03-31  2010-04-30       -1.55%            -1.49%    03/2010        25901.802        21018.9724
2010-04-30  2010-05-31      -11.46%           -11.03%    04/2010       25500.2237        20705.5737
2010-05-31  2010-06-30       -2.77%            -1.45%    05/2010       22577.6259        18420.7186
2010-06-30  2010-07-31       12.80%             9.24%    06/2010       21952.9485        18154.2407
2010-07-31  2010-08-31       -5.05%            -2.99%    07/2010       24763.9967        19832.1515
2010-08-31  2010-09-30       10.72%             9.59%    08/2010        23514.642        19239.3736
2010-09-30  2010-10-31        3.43%             3.56%    09/2010       26035.6614        21084.9473
2010-10-31  2010-11-30       -4.97%            -4.23%    10/2010       26928.0577        21836.0801
2010-11-30  2010-12-31        9.37%             8.05%    11/2010       25589.4633        20911.3337
2010-12-31  2011-01-31        4.48%             2.15%    12/2010       27987.4276         22595.147
2011-01-31  2011-02-28        3.58%             3.71%    01/2011       29239.9162        23081.8896
2011-02-28  2011-03-31       -3.01%            -2.00%    02/2011       30287.4522         23937.755
2011-03-31  2011-04-30        5.12%             5.45%    03/2011       29376.5514        23458.2218
2011-04-30  2011-05-31       -3.69%            -2.96%    04/2011       30879.5377        24735.7951
2011-05-31  2011-06-30       -1.61%            -1.42%    05/2011       29740.9117        24002.5183
2011-06-30  2011-07-31       -2.96%            -1.65%    06/2011       29262.6888        23660.6711
2011-07-31  2011-08-31      -11.07%            -8.45%    07/2011        28397.333         23270.368
2011-08-31  2011-09-30      -10.91%           -10.04%    08/2011       25254.7252        21303.0186
2011-09-30  2011-10-31       10.02%             9.73%    09/2011       22499.2502        19163.7078
2011-10-31  2011-11-30       -3.40%            -4.62%    10/2011       24753.7297        21027.4438
2011-11-30  2011-12-31       -2.79%            -1.09%    11/2011       23911.1465        20055.7084
2011-12-31  2012-01-31        7.24%             5.40%    12/2011       23243.4766        19836.8657
2012-01-31  2012-02-29        5.42%             5.50%    01/2012       24925.7262        20907.8635
2012-02-29  2012-03-31       -1.08%            -0.74%    02/2012       26276.2646        22057.3475
2012-03-31  2012-04-30       -3.92%            -1.70%    03/2012       25991.9407        21894.0932
2012-04-30  2012-05-31      -12.33%           -11.40%    04/2012       24973.1135        21522.4871
2012-05-31  2012-06-30        7.58%             6.55%    05/2012       21892.9382        19068.8287
2012-06-30  2012-07-31       -0.80%             1.25%    06/2012       23551.4941        20318.2827
2012-07-31  2012-08-31        4.46%             2.85%    07/2012       23361.9449        20571.2744
2012-08-31  2012-09-30        3.59%             3.04%    08/2012       24404.4658        21158.1985
2012-09-30  2012-10-31        1.41%             0.70%    09/2012        25281.131        21800.5948
                                                      10/31/2012       25636.5359         21953.366

                       Average Annual  One   Five    Ten
                       Total Return    Year  Years  Years
                       --------------  ----  -----  -----
                                       3.57% -6.99% 9.87%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

VA International Small Portfolio vs.
MSCI World ex USA Small Cap Index (net dividends)
October 31, 2002-October 31, 2012

                        Fund                                VA International MSCI World ex USA Small
Begin Date   End Date  Returns Benchmark0Returns  End Date  Small Portfolio   Cap Index (net div.)
----------  ---------- ------- ----------------- ---------- ---------------- -----------------------
2002-10-31  2002-11-30   2.79%             2.80%    10/2002            10000                   10000
2002-11-30  2002-12-31   0.40%            -1.63%    11/2002       10279.1461              10280.3613
2002-12-31  2003-01-31  -0.65%            -1.08%    12/2002       10319.8534              10112.6823
2003-01-31  2003-02-28   0.33%            -0.73%    01/2003       10252.9499              10003.9109
2003-02-28  2003-03-31  -0.16%            -0.97%    02/2003       10286.4017              9930.58187
2003-03-31  2003-04-30   8.96%             9.17%    03/2003       10269.6758              9834.52086
2003-04-30  2003-05-31   8.67%             8.84%    04/2003       11189.5979              10735.9789
2003-05-31  2003-06-30   3.99%             5.21%    05/2003       12159.6976              11685.1008
2003-06-30  2003-07-31   3.04%             3.02%    06/2003       12644.7474              12294.4649
2003-07-31  2003-08-31   4.75%             6.58%    07/2003       13029.4421              12665.5097
2003-08-31  2003-09-30   5.76%             5.72%    08/2003       13648.2988              13499.1384
2003-09-30  2003-10-31   6.37%             7.97%    09/2003        14434.414              14270.8041
2003-10-31  2003-11-30   0.11%             0.09%    10/2003       15354.3361              15408.6259
2003-11-30  2003-12-31   5.81%             6.10%    11/2003        15371.062              15422.1918
2003-12-31  2004-01-31   4.71%             4.30%    12/2003       16263.4356              16363.4919
2004-01-31  2004-02-29   2.93%             3.03%    01/2004       17030.2423              17067.3283
2004-02-29  2004-03-31   3.66%             3.85%    02/2004       17529.5583              17584.0534
2004-03-31  2004-04-30  -3.24%            -3.57%    03/2004       18171.5361              18261.7357
2004-04-30  2004-05-31  -0.81%            -1.08%    04/2004       17583.0565              17609.5963
2004-05-31  2004-06-30   5.01%             5.05%    05/2004       17440.3948              17419.6742
2004-06-30  2004-07-31  -3.99%            -4.41%    06/2004       18314.1978              18299.3779
2004-07-31  2004-08-31   0.91%             0.52%    07/2004       17583.0565              17492.3921
2004-08-31  2004-09-30   2.11%             2.74%    08/2004       17743.5509              17583.0757
2004-09-30  2004-10-31   2.85%             3.70%    09/2004       18118.0379               18064.114
2004-10-31  2004-11-30   7.37%             8.00%    10/2004       18635.1866               18732.508
2004-11-30  2004-12-31   4.81%             4.66%    11/2004       20008.3056              20230.4975
2004-12-31  2005-01-31   1.94%             1.54%    12/2004       20970.9542              21173.6309
2005-01-31  2005-02-28   4.07%             4.25%    01/2005       21378.5169              21499.8228
2005-02-28  2005-03-31  -1.75%            -1.63%    02/2005        22249.219              22413.3801
2005-03-31  2005-04-30  -2.80%            -2.82%    03/2005       21860.1819               22048.446
2005-04-30  2005-05-31  -1.31%             0.24%    04/2005       21248.8378              21427.4715
2005-05-31  2005-06-30   2.65%             2.65%    05/2005       20970.9542              21477.9463
2005-06-30  2005-07-31   3.96%             4.34%    06/2005       21526.7215              22047.5905
2005-07-31  2005-08-31   4.22%             3.07%    07/2005       22378.8981              23005.5119
2005-08-31  2005-09-30   2.70%             4.05%    08/2005       23323.7026              23711.5481
2005-09-30  2005-10-31  -1.86%            -3.64%    09/2005       23953.5722              24672.7693
2005-10-31  2005-11-30   1.89%             3.33%    10/2005       23508.9584              23773.8778
2005-11-30  2005-12-31   6.63%             7.77%    11/2005       23953.5722              24566.4422
2005-12-31  2006-01-31   7.19%             7.13%    12/2005       25542.1275               26476.052
2006-01-31  2006-02-28  -0.23%            -1.26%    01/2006       27378.4896              28363.5408
2006-02-28  2006-03-31   4.74%             4.70%    02/2006       27315.8864              28007.5284
2006-03-31  2006-04-30   4.52%             4.65%    03/2006       28609.6869              29324.2731
2006-04-30  2006-05-31  -5.09%            -5.53%    04/2006       29903.4875              30689.1705
2006-05-31  2006-06-30  -1.84%            -2.44%    05/2006       28380.1417              28993.1926
2006-06-30  2006-07-31  -1.20%            -2.44%    06/2006       27858.4479              28287.1564
2006-07-31  2006-08-31   2.73%             2.92%    07/2006       27524.5639              27596.2749
2006-08-31  2006-09-30   0.59%            -0.27%    08/2006       28275.8029              28403.1385
2006-09-30  2006-10-31   3.74%             3.97%    09/2006       28442.7449              28326.7541
2006-10-31  2006-11-30   4.38%             4.30%    10/2006       29507.0002              29451.3768
2006-11-30  2006-12-31   3.51%             2.96%    11/2006       30800.8008              30718.1355
2006-12-31  2007-01-31   2.64%             2.04%    12/2006       31882.4786              31627.5375
2007-01-31  2007-02-28   1.67%             1.75%    01/2007        32725.087              32272.7106
2007-02-28  2007-03-31   3.63%             3.31%    02/2007       33271.6438              32838.9668
2007-03-31  2007-04-30   3.70%             3.86%    03/2007       34478.6233              33927.4535
2007-04-30  2007-05-31   2.23%             1.48%    04/2007       35753.9225              35235.6824
2007-05-31  2007-06-30  -0.25%            -0.22%    05/2007       36550.9844              35756.4045
2007-06-30  2007-07-31  -0.19%            -0.62%    06/2007       36459.8917              35678.4938
2007-07-31  2007-08-31  -3.94%            -5.27%    07/2007       36391.5721              35458.8827
2007-08-31  2007-09-30   2.41%             2.26%    08/2007       34956.8605              33588.8526
2007-09-30  2007-10-31   5.92%             6.75%    09/2007       35799.4689              34347.3748
2007-10-31  2007-11-30  -7.45%            -8.22%    10/2007       37917.3764              36666.4562
2007-11-30  2007-12-31  -3.15%            -2.93%    11/2007       35093.4997              33651.8945
2007-12-31  2008-01-31  -7.72%            -9.69%    12/2007       33987.0425              32665.8494
2008-01-31  2008-02-29   2.54%             4.75%    01/2008       31364.7442              29499.3437
2008-02-29  2008-03-31   0.16%            -1.10%    02/2008       32161.7172              30900.2511
2008-03-31  2008-04-30   2.15%             2.43%    03/2008       32213.1348              30559.0712
2008-04-30  2008-05-31   2.89%             2.02%    04/2008       32907.2726              31302.6606
2008-05-31  2008-06-30  -7.14%            -7.72%    05/2008       33858.4985              31934.9861
2008-06-30  2008-07-31  -4.66%            -5.04%    06/2008       31441.8706              29469.0861
2008-07-31  2008-08-31  -3.69%            -3.70%    07/2008       29976.4687              27983.1151
2008-08-31  2008-09-30 -15.14%           -17.59%    08/2008         28870.99               26948.389
2008-09-30  2008-10-31 -23.08%           -24.69%    09/2008       24500.4928              22208.1259
2008-10-31  2008-11-30  -4.50%            -4.85%    10/2008       18844.5553              16725.9932
2008-11-30  2008-12-31   7.88%             6.67%    11/2008       17996.1647              15915.4982
2008-12-31  2009-01-31  -8.18%            -5.81%    12/2008       19414.0869               16976.822
2009-01-31  2009-02-28  -9.72%            -9.13%    01/2009       17825.1364              15990.8544
2009-02-28  2009-03-31   6.28%             6.42%    02/2009       16091.7357              14530.2585
2009-03-31  2009-04-30  14.02%            15.42%    03/2009       17102.8861              15463.3459
2009-04-30  2009-05-31  14.07%            14.80%    04/2009       19500.7569              17847.0529
2009-05-31  2009-06-30   0.91%             1.20%    05/2009       22245.3079              20488.0827
2009-06-30  2009-07-31   7.46%             8.04%    06/2009        22447.538               20734.192
2009-07-31  2009-08-31   6.71%             7.71%    07/2009       24123.1586              22400.3832
2009-08-31  2009-09-30   5.84%             5.62%    08/2009       25740.9992              24126.9418
2009-09-30  2009-10-31  -2.44%            -1.54%    09/2009       27243.2797              25482.9528
2009-10-31  2009-11-30   1.30%             0.78%    10/2009       26578.8095              25089.8366
2009-11-30  2009-12-31   0.85%             1.26%    11/2009       26925.4896              25285.3978
2009-12-31  2010-01-31  -1.41%            -1.32%    12/2009       27154.2001              25605.1382
2010-01-31  2010-02-28  -0.55%            -0.57%    01/2010       26771.3317              25267.7528
2010-02-28  2010-03-31   7.63%             7.43%    02/2010       26624.0747              25123.1058
2010-03-31  2010-04-30   1.44%             1.98%    03/2010        28656.222              26990.8105
2010-04-30  2010-05-31 -11.55%           -12.02%    04/2010       29068.5417              27524.1851
2010-05-31  2010-06-30  -0.57%            -0.94%    05/2010        25711.081              24217.0672
2010-06-30  2010-07-31   9.45%             8.58%    06/2010       25563.8239              23989.8463
2010-07-31  2010-08-31  -3.26%            -2.60%    07/2010       27978.8395              26047.2828
2010-08-31  2010-09-30  11.21%            11.35%    08/2010       27065.8458              25370.5279
2010-09-30  2010-10-31   3.91%             4.12%    09/2010       30099.3411               28249.163
2010-10-31  2010-11-30  -2.73%            -2.62%    10/2010       31277.3975              29413.4792
2010-11-30  2010-12-31  11.39%            11.31%    11/2010       30423.3066              28642.4468
2010-12-31  2011-01-31   0.98%             0.52%    12/2010       33888.6904              31880.6841
2011-01-31  2011-02-28   2.99%             2.84%    01/2011       34219.1652              32047.9357
2011-02-28  2011-03-31   0.09%            -0.09%    02/2011       35240.6328              32959.1501
2011-03-31  2011-04-30   4.86%             4.96%    03/2011        35270.676              32928.7076
2011-04-30  2011-05-31  -2.68%            -2.77%    04/2011       36983.1364              34561.3295
2011-05-31  2011-06-30  -1.75%            -2.16%    05/2011       35991.7119              33604.2551
2011-06-30  2011-07-31  -1.10%            -0.55%    06/2011       35360.8055              32877.1847
2011-07-31  2011-08-31  -7.56%            -7.90%    07/2011       34970.2443              32697.8008
2011-08-31  2011-09-30 -11.52%           -11.48%    08/2011       32326.4458               30114.811
2011-09-30  2011-10-31   7.14%             8.12%    09/2011       28601.0933              26657.3838
2011-10-31  2011-11-30  -3.04%            -5.02%    10/2011       30644.0285               28821.611
2011-11-30  2011-12-31  -2.85%            -1.95%    11/2011       29712.6904              27373.7384
2011-12-31  2012-01-31   8.31%             8.26%    12/2011       28866.0225              26841.0051
2012-01-31  2012-02-29   5.19%             5.66%    01/2012       31266.1187              29057.8117
2012-02-29  2012-03-31   0.69%            -0.66%    02/2012       32887.8054              30703.7734
2012-03-31  2012-04-30  -1.08%            -0.52%    03/2012       33114.8415              30500.4072
2012-04-30  2012-05-31 -11.49%           -11.75%    04/2012       32758.0704               30341.793
2012-05-31  2012-06-30   4.03%             3.45%    05/2012       28995.7574              26776.2177
2012-06-30  2012-07-31  -0.43%             0.77%    06/2012       30163.3718              27700.1125
2012-07-31  2012-08-31   3.35%             2.87%    07/2012       30033.6369              27914.0588
2012-08-31  2012-09-30   4.08%             4.74%    08/2012       31039.0826              28715.6773
2012-09-30  2012-10-31   0.60%             0.49%    09/2012       32303.9982              30076.1253
                                                 10/31/2012       32498.6006              30222.6796

                      Average Annual  One   Five    Ten
                      Total Return    Year  Years  Years
                      --------------  ----  -----  -----
                                      6.05% -3.04% 12.51%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

VA Short-Term Fixed Portfolio vs.
The BofA Merrill Lynch US 6-Month Treasury Bill Index,
The BofA Merrill Lynch 1-Year US Treasury Note Index
October 31, 2002-October 31, 2012

                                                                                               The BofA   The BofA
                                                                                               Merrill    Merrill
                                                                                               Lynch US    Lynch
                                                                                               6-Month   1-Year US
                        Fund                                                   VA Short-Term   Treasury   Treasury
Begin Date   End Date  Returns Benchmark0Returns Benchmark1Returns  End Date  Fixed Portfolio Bill Index Note Index
----------  ---------- ------- ----------------- ----------------- ---------- --------------- ---------- ----------
2002-10-31  2002-11-30   0.00%             0.18%             0.02%    10/2002           10000      10000      10000
2002-11-30  2002-12-31   0.52%             0.15%             0.38%    11/2002           10000      10018      10002
2002-12-31  2003-01-31   0.10%             0.12%             0.08%    12/2002      10051.5634  10033.027 10040.0076
2003-01-31  2003-02-28   0.29%             0.09%             0.18%    01/2003      10061.4179 10045.0666 10048.0396
2003-02-28  2003-03-31   0.10%             0.14%             0.18%    02/2003      10090.9813 10054.1072 10066.1261
2003-03-31  2003-04-30   0.20%             0.08%             0.11%    03/2003      10100.8358 10068.1829 10084.2451
2003-04-30  2003-05-31   0.29%             0.12%             0.13%    04/2003      10120.5447 10076.2375 10095.3378
2003-05-31  2003-06-30   0.10%             0.15%             0.20%    05/2003      10150.1082  10088.329 10108.4617
2003-06-30  2003-07-31  -0.39%             0.06%            -0.05%    06/2003      10159.9626 10103.4615 10128.6786
2003-07-31  2003-08-31   0.10%             0.09%             0.10%    07/2003      10120.5447 10109.5235 10123.6143
2003-08-31  2003-09-30   0.49%             0.12%             0.27%    08/2003      10130.3992 10118.6221 10133.7379
2003-09-30  2003-10-31  -0.19%             0.09%            -0.03%    09/2003      10179.6716 10130.7645  10161.099
2003-10-31  2003-11-30   0.00%             0.09%            -0.02%    10/2003      10159.9626 10139.8821 10158.0507
2003-11-30  2003-12-31   0.31%             0.14%             0.31%    11/2003      10159.9626  10149.008 10156.0191
2003-12-31  2004-01-31   0.20%             0.10%             0.15%    12/2003      10191.8911 10163.2167 10187.5027
2004-01-31  2004-02-29   0.20%             0.08%             0.21%    01/2004      10212.0133 10173.3799  10202.784
2004-02-29  2004-03-31   0.20%             0.09%             0.09%    02/2004      10232.1355 10181.5186 10224.2098
2004-03-31  2004-04-30  -0.49%             0.05%            -0.26%    03/2004      10252.2577 10190.6819 10233.4116
2004-04-30  2004-05-31  -0.10%             0.05%            -0.01%    04/2004      10201.9522 10195.7773 10207.2141
2004-05-31  2004-06-30   0.00%             0.04%            -0.03%    05/2004      10191.8911 10200.8752 10206.1934
2004-06-30  2004-07-31   0.20%             0.17%             0.23%    06/2004      10191.8911 10204.9555 10203.1315
2004-07-31  2004-08-31   0.39%             0.17%             0.29%    07/2004      10212.0133 10222.3039 10226.5987
2004-08-31  2004-09-30   0.00%             0.10%            -0.03%    08/2004      10252.2577 10239.6819 10256.2558
2004-09-30  2004-10-31   0.20%             0.13%             0.17%    09/2004      10252.2577 10249.9215  10253.179
2004-10-31  2004-11-30  -0.10%             0.09%            -0.15%    10/2004      10272.3799 10263.2464 10270.6094
2004-11-30  2004-12-31   0.09%             0.14%             0.16%    11/2004      10262.3188 10272.4834 10255.2035
2004-12-31  2005-01-31   0.10%             0.19%             0.08%    12/2004      10271.3738 10286.8648 10271.6118
2005-01-31  2005-02-28   0.00%             0.13%             0.00%    01/2005      10281.5738  10306.307 10279.7264
2005-02-28  2005-03-31   0.00%             0.22%             0.14%    02/2005      10281.5738 10320.1175 10279.8291
2005-03-31  2005-04-30   0.40%             0.28%             0.35%    03/2005      10281.5738 10342.8217 10294.5293
2005-04-30  2005-05-31   0.30%             0.32%             0.31%    04/2005      10322.3737 10371.3679  10330.869
2005-05-31  2005-06-30   0.20%             0.19%             0.17%    05/2005      10352.9736 10404.2452 10362.4815
2005-06-30  2005-07-31   0.00%             0.18%            -0.01%    06/2005      10373.3735 10424.4294 10380.2013
2005-07-31  2005-08-31   0.39%             0.31%             0.42%    07/2005      10373.3735 10443.2976 10379.5785
2005-08-31  2005-09-30   0.00%             0.24%             0.03%    08/2005      10414.1734  10475.463 10423.5879
2005-09-30  2005-10-31   0.20%             0.28%             0.12%    09/2005      10414.1734 10500.9183 10427.0277
2005-10-31  2005-11-30   0.29%             0.36%             0.31%    10/2005      10434.5734 10530.6359 10439.6444
2005-11-30  2005-12-31   0.29%             0.36%             0.40%    11/2005      10465.1733 10568.0197 10472.1117
2005-12-31  2006-01-31   0.30%             0.30%             0.23%    12/2005      10495.0273 10605.8532 10513.5812
2006-01-31  2006-02-28   0.30%             0.29%             0.25%    01/2006      10526.4496 10637.5647 10538.0779
2006-02-28  2006-03-31   0.30%             0.38%             0.28%    02/2006      10557.8718   10668.52 10564.3177
2006-03-31  2006-04-30   0.30%             0.36%             0.32%    03/2006      10589.2941 10709.1671 10593.8978
2006-04-30  2006-05-31   0.39%             0.38%             0.25%    04/2006      10620.7163 10747.8272 10628.0101
2006-05-31  2006-06-30   0.29%             0.34%             0.25%    05/2006      10662.6126 10789.0988  10654.899
2006-06-30  2006-07-31   0.49%             0.48%             0.57%    06/2006      10694.0348 10826.1054 10681.7493
2006-07-31  2006-08-31   0.49%             0.45%             0.52%    07/2006      10746.4052 10877.9625 10742.9558
2006-08-31  2006-09-30   0.39%             0.46%             0.46%    08/2006      10798.7756 10927.3484 10798.9266
2006-09-30  2006-10-31   0.39%             0.38%             0.40%    09/2006       10840.672 10977.8328 10848.2777
2006-10-31  2006-11-30   0.48%             0.42%             0.41%    10/2006      10882.5683 11019.8779 10891.9962
2006-11-30  2006-12-31   0.42%             0.46%             0.29%    11/2006      10934.9387 11065.7206 10936.2177
2006-12-31  2007-01-31   0.40%             0.41%             0.38%    12/2006      10980.7732 11116.0696 10967.4953
2007-01-31  2007-02-28   0.39%             0.41%             0.51%    01/2007      11024.2614  11161.312 11009.2815
2007-02-28  2007-03-31   0.49%             0.45%             0.39%    02/2007      11067.7496 11206.7385 11065.4288
2007-03-31  2007-04-30   0.39%             0.43%             0.34%    03/2007      11122.1098 11256.6085 11108.6946
2007-04-30  2007-05-31   0.39%             0.48%             0.32%    04/2007      11165.5981 11305.3496 11146.1309
2007-05-31  2007-06-30   0.39%             0.39%             0.49%    05/2007      11209.0863 11359.7284 11181.5756
2007-06-30  2007-07-31   0.48%             0.41%             0.57%    06/2007      11252.5745 11404.2585 11235.9181
2007-07-31  2007-08-31   0.38%             0.72%             0.74%    07/2007      11306.9347  11451.016 11300.1875
2007-08-31  2007-09-30   0.38%             0.42%             0.53%    08/2007       11350.423 11532.8907 11383.8089
2007-09-30  2007-10-31   0.48%             0.40%             0.31%    09/2007      11393.9112 11581.3289 11444.3708
2007-10-31  2007-11-30   0.28%             0.68%             1.00%    10/2007      11448.2714 11627.0751 11479.9628
2007-11-30  2007-12-31   0.40%             0.29%             0.22%    11/2007      11480.8876 11706.1392 11594.1884
2007-12-31  2008-01-31   0.39%             0.84%             1.28%    12/2007      11527.0573 11739.6188 11619.8116
2008-01-31  2008-02-29   0.29%             0.27%             0.52%    01/2008      11572.5738 11837.9968 11769.0099
2008-02-29  2008-03-31   0.00%             0.26%             0.31%    02/2008      11606.7112 11869.6043 11829.6204
2008-03-31  2008-04-30   0.29%             0.12%            -0.20%    03/2008      11606.7112 11900.3465 11866.6471
2008-04-30  2008-05-31   0.20%             0.00%            -0.04%    04/2008      11640.8486 11914.6269 11843.5071
2008-05-31  2008-06-30   0.20%             0.13%             0.05%    05/2008      11663.6068 11914.8652 11838.6513
2008-06-30  2008-07-31   0.29%             0.32%             0.33%    06/2008      11686.3651 11929.9971 11845.0441
2008-07-31  2008-08-31   0.19%             0.21%             0.28%    07/2008      11720.5025 11967.8152 11883.5405
2008-08-31  2008-09-30  -0.29%             0.46%             0.45%    08/2008      11743.2607 11992.9476 11917.0521
2008-09-30  2008-10-31   0.49%             0.41%             0.57%    09/2008      11709.1233 12047.8753 11970.5597
2008-10-31  2008-11-30   0.87%             0.34%             0.63%    10/2008       11766.019 12097.1511 12038.9116
2008-11-30  2008-12-31   0.97%             0.18%             0.47%    11/2008      11868.4311 12138.1605 12114.8771
2008-12-31  2009-01-31   0.10%            -0.01%            -0.10%    12/2008      11983.0604 12160.1305 12171.4536
2009-01-31  2009-02-28  -0.10%             0.01%            -0.15%    01/2009      11994.7855 12158.7929 12159.0387
2009-02-28  2009-03-31   0.39%             0.10%             0.24%    02/2009      11983.0604 12160.4952 12140.3138
2009-03-31  2009-04-30   0.39%             0.13%             0.20%    03/2009      12029.9609 12172.7773 12169.9361
2009-04-30  2009-05-31   0.29%             0.05%             0.08%    04/2009      12076.8613 12188.6019 12193.7892
2009-05-31  2009-06-30   0.19%             0.02%             0.05%    05/2009      12112.0366 12194.0867  12204.032
2009-06-30  2009-07-31   0.10%             0.08%             0.12%    06/2009      12135.4868 12197.0133  12210.134
2009-07-31  2009-08-31   0.29%             0.06%             0.13%    07/2009      12147.2119  12206.527 12225.0304
2009-08-31  2009-09-30   0.10%             0.06%             0.08%    08/2009      12182.3873 12213.8509 12240.5562
2009-09-30  2009-10-31   0.19%             0.03%             0.11%    09/2009      12194.1124 12220.6907 12250.1038
2009-10-31  2009-11-30   0.19%             0.04%             0.18%    10/2009      12217.5626 12224.7235 12263.0889
2009-11-30  2009-12-31  -0.28%             0.01%            -0.13%    11/2009      12241.0128 12229.2466 12284.7946
2009-12-31  2010-01-31   0.29%             0.05%             0.23%    12/2009      12206.5024 12230.3473  12268.333
2010-01-31  2010-02-28   0.10%             0.01%             0.04%    01/2010      12242.4391 12236.7071 12296.5501
2010-02-28  2010-03-31  -0.10%             0.01%            -0.03%    02/2010       12254.418 12237.5636 12301.9606
2010-03-31  2010-04-30   0.10%             0.03%             0.06%    03/2010      12242.4391 12238.5426 12298.5161
2010-04-30  2010-05-31   0.00%             0.05%             0.06%    04/2010       12254.418 12242.3366 12305.4032
2010-05-31  2010-06-30   0.29%             0.03%             0.15%    05/2010       12254.418  12247.968 12312.5404
2010-06-30  2010-07-31   0.19%             0.04%             0.11%    06/2010      12290.3547 12251.6424  12330.886
2010-07-31  2010-08-31   0.10%             0.04%             0.09%    07/2010      12314.3125 12256.4206   12344.45
2010-08-31  2010-09-30   0.10%             0.03%             0.05%    08/2010      12326.2914  12261.078 12355.3131
2010-09-30  2010-10-31   0.10%             0.04%             0.07%    09/2010      12338.2703 12264.3885 12361.1201
2010-10-31  2010-11-30  -0.10%             0.00%            -0.02%    10/2010      12350.2492 12269.7848 12369.6493
2010-11-30  2010-12-31   0.03%             0.04%             0.03%    11/2010      12338.2703 12270.2756  12366.928
2010-12-31  2011-01-31   0.10%             0.02%             0.09%    12/2010      12341.9851 12274.8156 12370.0197
2011-01-31  2011-02-28   0.00%             0.02%             0.03%    01/2011      12354.0851 12277.7616 12381.5238
2011-02-28  2011-03-31   0.00%             0.03%             0.03%    02/2011      12354.0851 12279.8488 12385.1145
2011-03-31  2011-04-30   0.20%             0.05%             0.10%    03/2011      12354.0851 12283.1644 12389.0777
2011-04-30  2011-05-31   0.10%             0.02%             0.07%    04/2011       12378.285 12288.9375 12401.5907
2011-05-31  2011-06-30   0.00%             0.03%             0.03%    05/2011       12390.385 12291.0266 12409.6517
2011-06-30  2011-07-31   0.10%             0.00%            -0.03%    06/2011       12390.385 12294.0993 12413.3746
2011-07-31  2011-08-31   0.00%             0.07%             0.18%    07/2011       12402.485 12293.7305 12409.7747
2011-08-31  2011-09-30   0.00%             0.00%            -0.02%    08/2011       12402.485 12302.4591   12431.74
2011-09-30  2011-10-31   0.00%             0.01%             0.04%    09/2011       12402.485 12302.8281 12429.2537
2011-10-31  2011-11-30  -0.10%             0.01%             0.03%    10/2011       12402.485 12304.4275 12433.7282
2011-11-30  2011-12-31   0.04%             0.01%             0.02%    11/2011       12390.385 12306.0271 12437.5827
2011-12-31  2012-01-31   0.29%             0.00%             0.03%    12/2011       12395.225 12307.6269 12440.4433
2012-01-31  2012-02-29   0.00%            -0.01%            -0.02%    01/2012      12431.7532 12307.7499 12443.6778
2012-02-29  2012-03-31   0.10%             0.01%             0.00%    02/2012      12431.7532 12307.0115 12440.6913
2012-03-31  2012-04-30   0.10%             0.02%             0.05%    03/2012      12443.9292 12308.2422 12440.4425
2012-04-30  2012-05-31   0.00%             0.03%             0.02%    04/2012      12456.1053 12310.2115 12446.1651
2012-05-31  2012-06-30   0.10%             0.01%            -0.03%    05/2012      12456.1053  12313.289 12448.7788
2012-06-30  2012-07-31   0.10%             0.03%             0.10%    06/2012      12468.2814 12314.5204 12445.2932
2012-07-31  2012-08-31   0.10%             0.02%             0.02%    07/2012      12480.4574  12317.599 12457.1162
2012-08-31  2012-09-30   0.00%             0.01%             0.02%    08/2012      12492.6335 12319.9393 12459.6076
2012-09-30  2012-10-31   0.00%             0.01%            -0.01%    09/2012      12492.6335 12321.6641 12462.3487
                                                                   10/31/2012      12492.6335 12322.4034 12461.7256

                       Average Annual  One   Five   Ten
                       Total Return    Year  Years Years
                       --------------  ----  ----- -----
                                       0.73% 1.76% 2.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2012 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

VA Global Bond Portfolio vs.
Citigroup World Government Bond Index, 1-5 Years,
Currency-Hedged in USD Terms
October 31, 2002-October 31, 2012

                                                                            Citigroup World Government
                        Fund                                  VA Global       Bond Index, 1-5 Years,
Begin Date   End Date  Returns Benchmark0Returns  End Date  Bond Portfolio Currency-Hedged in USD Terms
----------  ---------- ------- ----------------- ---------- -------------- ----------------------------
2002-10-31  2002-11-30  -0.91%            -0.09%    10/2002          10000                        10000
2002-11-30  2002-12-31   2.29%             0.94%    11/2002     9909.17348                    9990.8346
2002-12-31  2003-01-31  -0.47%             0.23%    12/2002     10136.1163                   10084.4167
2003-01-31  2003-02-28   1.59%             0.56%    01/2003     10088.9277                   10107.7271
2003-02-28  2003-03-31   0.00%             0.00%    02/2003      10249.369                   10164.1151
2003-03-31  2003-04-30   0.37%             0.14%    03/2003      10249.369                   10163.7356
2003-04-30  2003-05-31   2.20%             0.80%    04/2003     10287.1199                   10177.8018
2003-05-31  2003-06-30  -0.09%             0.01%    05/2003     10513.6253                   10258.9247
2003-06-30  2003-07-31  -2.88%            -0.59%    06/2003     10504.1875                   10259.5501
2003-07-31  2003-08-31  -0.19%            -0.24%    07/2003     10202.1804                   10198.5544
2003-08-31  2003-09-30   2.78%             0.89%    08/2003     10183.3049                   10174.0127
2003-09-30  2003-10-31  -1.26%            -0.48%    09/2003     10466.4367                   10264.8231
2003-10-31  2003-11-30   0.00%             0.02%    10/2003     10334.3085                   10215.1663
2003-11-30  2003-12-31   0.82%             0.61%    11/2003     10334.3085                   10217.7164
2003-12-31  2004-01-31   0.77%             0.35%    12/2003     10419.5428                   10279.6242
2004-01-31  2004-02-29   1.06%             0.61%    01/2004     10500.2363                   10315.7868
2004-02-29  2004-03-31   0.95%             0.29%    02/2004     10611.1898                   10378.2135
2004-03-31  2004-04-30  -3.01%            -0.64%    03/2004     10712.0566                   10407.8018
2004-04-30  2004-05-31  -0.49%            -0.05%    04/2004     10389.2828                   10341.6612
2004-05-31  2004-06-30   0.20%             0.00%    05/2004     10338.8494                   10336.0295
2004-06-30  2004-07-31   0.78%             0.31%    06/2004     10359.0228                   10336.5009
2004-07-31  2004-08-31   1.93%             0.78%    07/2004     10439.7162                   10369.0331
2004-08-31  2004-09-30   0.19%             0.16%    08/2004     10641.4499                   10449.8146
2004-09-30  2004-10-31   0.66%             0.43%    09/2004     10661.6232                   10466.0425
2004-10-31  2004-11-30  -0.85%             0.16%    10/2004       10732.23                   10511.0738
2004-11-30  2004-12-31   0.63%             0.23%    11/2004     10641.4499                    10528.339
2004-12-31  2005-01-31   0.10%             0.33%    12/2004     10708.3246                   10552.8995
2005-01-31  2005-02-28  -0.48%            -0.10%    01/2005     10718.6111                   10587.6257
2005-02-28  2005-03-31  -0.39%             0.30%    02/2005     10667.1783                   10577.2189
2005-03-31  2005-04-30   1.26%             0.73%    03/2005      10626.032                   10608.6596
2005-04-30  2005-05-31   0.86%             0.50%    04/2005     10759.7574                   10686.5881
2005-05-31  2005-06-30   0.66%             0.49%    05/2005     10852.3366                   10740.5335
2005-06-30  2005-07-31  -0.66%            -0.19%    06/2005     10924.3426                   10792.8437
2005-07-31  2005-08-31   0.95%             0.51%    07/2005     10852.3366                   10772.3251
2005-08-31  2005-09-30  -0.66%            -0.15%    08/2005     10955.2024                    10827.139
2005-09-30  2005-10-31  -0.47%            -0.10%    09/2005     10883.1963                    10811.436
2005-10-31  2005-11-30   0.19%             0.33%    10/2005     10831.7635                   10801.1245
2005-11-30  2005-12-31   0.33%             0.38%    11/2005     10852.3366                   10836.3337
2005-12-31  2006-01-31   0.10%             0.17%    12/2005     10887.8044                    10877.964
2006-01-31  2006-02-28   0.10%             0.10%    01/2006     10898.5844                   10896.0234
2006-02-28  2006-03-31  -0.30%            -0.08%    02/2006     10909.3644                   10906.9178
2006-03-31  2006-04-30   0.10%             0.26%    03/2006     10877.0244                   10897.7884
2006-04-30  2006-05-31   0.59%             0.38%    04/2006     10887.8044                   10926.4175
2006-05-31  2006-06-30   0.10%             0.22%    05/2006     10952.4844                   10967.6165
2006-06-30  2006-07-31   0.69%             0.73%    06/2006     10963.2644                   10991.8501
2006-07-31  2006-08-31   0.88%             0.88%    07/2006     11038.7245                   11071.9007
2006-08-31  2006-09-30   0.39%             0.45%    08/2006     11135.7445                   11169.1812
2006-09-30  2006-10-31   0.39%             0.35%    09/2006     11178.8645                   11219.3596
2006-10-31  2006-11-30   0.48%             0.50%    10/2006     11221.9845                   11258.4042
2006-11-30  2006-12-31   0.16%             0.07%    11/2006     11275.8846                   11315.0181
2006-12-31  2007-01-31   0.48%             0.35%    12/2006     11294.2488                   11322.7617
2007-01-31  2007-02-28   0.48%             0.65%    01/2007       11348.34                   11362.9556
2007-02-28  2007-03-31   0.38%             0.32%    02/2007     11402.4313                   11436.9253
2007-03-31  2007-04-30   0.38%             0.32%    03/2007     11445.7042                   11473.5653
2007-04-30  2007-05-31   0.28%            -0.11%    04/2007     11488.9772                   11509.8301
2007-05-31  2007-06-30   0.19%             0.26%    05/2007      11521.432                   11496.6966
2007-06-30  2007-07-31   0.56%             0.87%    06/2007     11543.0685                   11526.4187
2007-07-31  2007-08-31   0.65%             1.05%    07/2007     11607.9779                   11626.1621
2007-08-31  2007-09-30   0.37%             0.55%    08/2007     11683.7057                   11748.7863
2007-09-30  2007-10-31   0.65%             0.51%    09/2007     11726.9786                   11813.1435
2007-10-31  2007-11-30   0.37%             1.09%    10/2007     11802.7064                   11873.2541
2007-11-30  2007-12-31   0.50%             0.29%    11/2007     11845.9793                   12002.1936
2007-12-31  2008-01-31   0.56%             1.50%    12/2007     11905.6955                   12036.5338
2008-01-31  2008-02-29   0.55%             0.66%    01/2008     11971.8995                   12216.6012
2008-02-29  2008-03-31   0.18%            -0.03%    02/2008     12038.1036                   12296.7456
2008-03-31  2008-04-30  -0.82%            -0.66%    03/2008     12060.1716                   12293.6697
2008-04-30  2008-05-31  -0.37%            -0.57%    04/2008     11960.8655                   12213.0398
2008-05-31  2008-06-30   0.37%             0.01%    05/2008     11916.7295                   12143.1878
2008-06-30  2008-07-31   0.55%             0.74%    06/2008     11960.8655                   12143.8998
2008-07-31  2008-08-31   0.64%             0.62%    07/2008     12027.0696                   12233.2826
2008-08-31  2008-09-30  -0.64%             0.65%    08/2008     12104.3076                    12309.032
2008-09-30  2008-10-31   0.64%             1.45%    09/2008     12027.0696                   12388.4784
2008-10-31  2008-11-30   1.46%             1.08%    10/2008     12104.3076                   12568.4519
2008-11-30  2008-12-31   1.27%             1.00%    11/2008     12280.8518                   12703.6185
2008-12-31  2009-01-31  -0.09%             0.04%    12/2008     12436.2624                   12830.1371
2009-01-31  2009-02-28  -0.09%             0.20%    01/2009     12424.8425                   12835.6215
2009-02-28  2009-03-31   0.28%             0.52%    02/2009     12413.4226                   12861.8105
2009-03-31  2009-04-30   0.46%             0.02%    03/2009     12447.6823                   12928.5376
2009-04-30  2009-05-31   0.64%             0.04%    04/2009     12504.7817                   12930.8595
2009-05-31  2009-06-30   0.54%             0.16%    05/2009      12584.721                   12936.1763
2009-06-30  2009-07-31   0.99%             0.36%    06/2009     12653.2403                   12957.2711
2009-07-31  2009-08-31   0.98%             0.35%    07/2009     12778.8591                   13004.4372
2009-08-31  2009-09-30   0.71%             0.31%    08/2009      12904.478                   13049.6481
2009-09-30  2009-10-31   0.53%             0.10%    09/2009     12995.8371                   13090.6125
2009-10-31  2009-11-30   1.22%             0.53%    10/2009     13064.3565                   13103.6041
2009-11-30  2009-12-31  -1.43%            -0.37%    11/2009     13224.2349                   13173.1574
2009-12-31  2010-01-31   1.28%             0.39%    12/2009     13034.8911                   13124.1382
2010-01-31  2010-02-28   0.63%             0.41%    01/2010     13201.3952                   13174.9499
2010-02-28  2010-03-31  -0.09%            -0.04%    02/2010     13284.6472                   13229.2152
2010-03-31  2010-04-30   0.72%             0.05%    03/2010      13272.754                    13224.162
2010-04-30  2010-05-31   0.62%             0.65%    04/2010     13367.8992                   13230.4701
2010-05-31  2010-06-30   0.88%             0.25%    05/2010     13451.1513                   13316.2518
2010-06-30  2010-07-31   1.31%             0.36%    06/2010     13570.0828                   13349.9704
2010-07-31  2010-08-31   1.21%             0.48%    07/2010       13748.48                   13398.6194
2010-08-31  2010-09-30   0.34%            -0.07%    08/2010     13914.9841                   13462.4486
2010-09-30  2010-10-31   0.68%             0.10%    09/2010     13962.5567                   13452.3979
2010-10-31  2010-11-30  -0.93%            -0.49%    10/2010     14057.7019                   13465.3986
2010-11-30  2010-12-31  -1.23%            -0.11%    11/2010     13926.8772                   13399.8734
2010-12-31  2011-01-31   0.19%            -0.07%    12/2010     13755.8903                   13385.2103
2011-01-31  2011-02-28  -0.09%            -0.09%    01/2011     13781.5064                   13375.3929
2011-02-28  2011-03-31   0.09%            -0.06%    02/2011     13768.6983                   13363.0928
2011-03-31  2011-04-30   1.30%             0.29%    03/2011     13781.5064                   13354.7372
2011-04-30  2011-05-31   1.10%             0.49%    04/2011     13960.8197                   13394.1116
2011-05-31  2011-06-30   0.00%             0.05%    05/2011     14114.5168                   13459.6882
2011-06-30  2011-07-31   1.54%             0.36%    06/2011     14114.5168                   13466.3211
2011-07-31  2011-08-31   0.71%             0.87%    07/2011     14332.2544                   13514.4528
2011-08-31  2011-09-30  -0.18%             0.04%    08/2011     14434.7191                   13631.5294
2011-09-30  2011-10-31   0.27%            -0.14%    09/2011     14409.1029                   13636.3868
2011-10-31  2011-11-30  -1.24%            -0.20%    10/2011     14447.5272                   13617.0884
2011-11-30  2011-12-31   0.76%             0.77%    11/2011     14268.2139                   13590.0263
2011-12-31  2012-01-31   1.12%             0.43%    12/2011     14376.4297                   13694.2358
2012-01-31  2012-02-29   0.18%             0.17%    01/2012     14537.6607                   13753.2884
2012-02-29  2012-03-31   0.28%            -0.08%    02/2012     14564.5325                   13776.5564
2012-03-31  2012-04-30   0.37%             0.20%    03/2012     14604.8403                   13764.8821
2012-04-30  2012-05-31   0.64%             0.09%    04/2012     14658.5839                   13792.8507
2012-05-31  2012-06-30   0.00%             0.10%    05/2012     14752.6353                   13805.3797
2012-06-30  2012-07-31   1.28%             0.34%    06/2012     14752.6353                   13818.9076
2012-07-31  2012-08-31   0.27%             0.26%    07/2012     14940.7382                    13865.286
2012-08-31  2012-09-30   0.18%             0.18%    08/2012     14981.0459                   13901.3494
2012-09-30  2012-10-31   0.09%             0.06%    09/2012     15007.9177                    13926.156
                                                 10/31/2012     15021.3537                   13934.0899

                       Average Annual  One   Five   Ten
                       Total Return    Year  Years Years
                       --------------  ----  ----- -----
                                       3.97% 4.94% 4.15%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2012 by Citigroup.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review                     12 Months Ended October 31, 2012

     The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

     Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

     Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

     The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012

Russell 3000(R) Index.................................................   14.75%
Russell Microcap(R) Index (micro cap stocks)..........................   16.49%
Russell 2000(R) Index (small cap stocks)..............................   12.08%
Russell 1000(R) Index (large cap stocks)..............................   14.97%
Dow Jones U.S. Select REIT Index......................................   14.09%

     The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012

Russell 2000(R) Value Index (small cap value stocks)..................   14.47%
Russell 2000(R) Growth Index (small cap growth stocks)................    9.70%
Russell 1000(R) Value Index (large cap value stocks)..................   16.89%
Russell 1000(R) Growth Index (large cap growth stocks)................   13.02%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

     For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

VA U.S. Targeted Value Portfolio

     The VA U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small and mid-cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,300 securities, and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 15.82% for the Portfolio and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to deep value stocks in the mid-cap size range was the primary contributor to relative outperformance. Mid-caps generally outperformed small cap stocks over the period. The Portfolio's exclusion of securities of highly regulated utilities also helped performance as this sector underperformed the overall Index.

VA U.S Large Value Portfolio

     The VA U.S. Large Value Portfolio seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 240 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

     For the 12 months ended October 31, 2012, total returns were 17.87% for the Portfolio and 16.89% for the Russell 1000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Portfolio had significantly greater exposure than the Index to value stocks, which contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of REITs and securities of highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

International Equity Market Review            12 Months Ended October 31, 2012

     The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012

                                                                    U.S. Dollar
                                                                      Return
                                                                    -----------
MSCI World ex USA Index..........................................         4.40%
MSCI World ex USA Small Cap Index................................         4.86%
MSCI World ex USA Value Index....................................         4.74%
MSCI World ex USA Growth Index...................................         3.99%

     The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012

                                                          Local
                                                         Currency   U.S. Dollar
Ten Largest Foreign Developed Markets by Market Cap       Return       Return
---------------------------------------------------      --------   -----------
United Kingdom........................................      8.61%         8.41%
Japan.................................................     -0.86%        -3.28%
Canada................................................      3.34%         2.69%
France................................................     10.04%         2.23%
Australia.............................................     10.20%         7.71%
Switzerland...........................................     17.41%         9.79%
Germany...............................................     18.18%         9.79%
Spain.................................................     -6.40%       -13.04%
Sweden................................................      9.26%         6.47%
Hong Kong.............................................     16.12%        16.34%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

VA International Value Portfolio

     The VA International Value Portfolio seeks to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 410 securities in 23 developed countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ending October 31, 2012, total returns were 3.57% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). The Portfolio focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Portfolio had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Portfolio has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index contributed to relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

VA International Small Portfolio

     The VA International Small Portfolio seeks to capture the returns of international small company stocks. The investment strategy is process-driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,600 securities in 23 developed market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2012, total returns were 6.05% for the Portfolio and 4.86% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Fixed Income Market Review                    12 Months Ended October 31, 2012

     U.S. and international fixed income markets continued to grapple with uncertainty in Europe and a lackluster U.S. recovery. Over the course of the year, the U.S. Federal Reserve maintained the target federal funds rate between 0.00% and 0.25% and continued its accommodative stance toward liquidity. Major central banks around the world maintained their accommodative stance as well. Term and credit risk were rewarded during the period as interest rates declined and credit spreads narrowed.

     The one-month Treasury bill yield finished the fiscal year at 0.09%, while the yield on 10-year U.S. Treasury notes declined to 1.69%. The U.S. yield curve remained upwardly sloped throughout the year.

                                                   10/31/12   10/31/11   Change
                                                   --------   --------   ------
One-Month Treasury Bill (yield).................     0.09%      0.01%     0.08%
Ten-Year U.S. Treasury Notes (yield)............     1.69%      2.11%    -0.42%

----------
Source: Bloomberg. "Change" values are calculated prior to rounding.

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2012, total returns were 0.09% for three-month U.S. Treasury bills, 3.28% for five-year U.S. Treasury notes, and 10.90% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

     Some of Dimensional Fund Advisors LP's (the "Advisor" or "Dimensional") fixed income strategies are based on a variable-maturity strategy that identifies the maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the Portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward sloping eligible yield curves.

     Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable-credit approach continued to take market-like credit risk, reflecting a wide credit-spread environment.

VA Short-Term Fixed Portfolio

     The VA Short-Term Fixed Portfolio seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk from a universe of high-quality fixed income securities with a typical average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio increased to 330 days on October 31, 2012, from 318 days on October 31, 2011.

     For the 12 months ended October 31, 2012 the total return was 0.73% for the Portfolio, 0.15% for The BofA Merrill Lynch US 6-Month Treasury Bill Index, and 0.23% for The BofA Merrill Lynch 1-Year US Treasury Note Index. During the period, interest rates increased slightly in the eligible maturity range. The yield curve remained upwardly sloped causing the Portfolio's maturity structure to remain extended. The Portfolio had significant exposure to U.S. government agency and corporate debt, particularly the financial sector of the corporate bond market. The credit premium on these securities was primarily responsible for the Portfolio's outperformance of its benchmark.

VA Global Bond Portfolio

     The VA Global Bond Portfolio seeks to provide a market rate of return from a universe of U.S. and foreign government securities and high-quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. All non-U.S. dollar-denominated securities within the Portfolio are currency hedged. Eligible countries for the Portfolio to invest in include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. Using current yields, the strategy creates matrices of expected returns from different buy and sell strategies within each country's yield curve and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets and country allocations are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased slightly to 3.94 years on October 31, 2012, from 4.08 years on October 31, 2011.

     For the 12 months ended October 31, 2012, total returns were 3.97% for the Portfolio and 2.33% for the Citigroup World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms. The Portfolio had an average allocation during the period of approximately 71% of assets in U.S. Dollar denominated securities and the majority of the remainder invested in currency-hedged Sterling denominated securities (approximately 19%) and currency-hedged Euro denominated securities (approximately 9%). All three of these components of the Portfolio outperformed the benchmark return -- mostly due to the longer duration of each component as compared to the corresponding country duration of the benchmark. The Portfolio also benefited from its lack of exposure to Japanese Yen denominated bonds, which represented almost 30% of the Index. Japan's relatively flat yield curve offered very little expected risk premium relative to the U.S., U.K. and Eurozone curves. The Portfolio had an average duration of
3.75 years on October 31, 2012, compared to 2.67 years for the Index, which positively contributed to the Portfolio's relative performance as interest rates fell during the period. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     Actual Fund Return

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     Hypothetical Example for Comparison Purposes

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLES

                                                     Beginning    Ending                  Expenses
                                                      Account    Account     Annualized     Paid
                                                       Value      Value        Expense     During
                                                      05/01/12   10/31/12       Ratio*    Period*
                                                     ---------   ---------   ----------   --------
VA U.S. Targeted Value Portfolio
--------------------------------
Actual Fund Return................................   $1,000.00   $1,030.30      0.41%       $2.09
Hypothetical 5% Annual Return.....................   $1,000.00   $1,023.08      0.41%       $2.08

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                     Beginning     Ending                 Expenses
                                                      Account     Account    Annualized     Paid
                                                       Value       Value       Expense     During
                                                      05/01/12    10/31/12      Ratio*     Period*
                                                     ---------   ---------   ----------   --------
VA U.S. Large Value Portfolio
-----------------------------
Actual Fund Return................................   $1,000.00   $1,066.24      0.30%      $1.56
Hypothetical 5% Annual Return.....................   $1,000.00   $1,023.63      0.30%      $1.53
VA International Value Portfolio
--------------------------------
Actual Fund Return................................   $1,000.00   $1,026.57      0.50%      $2.55
Hypothetical 5% Annual Return.....................   $1,000.00   $1,022.62      0.50%      $2.54
VA International Small Portfolio
--------------------------------
Actual Fund Return................................   $1,000.00   $  992.08      0.64%      $3.20
Hypothetical 5% Annual Return.....................   $1,000.00   $1,021.92      0.64%      $3.25
VA Short-Term Fixed Portfolio
-----------------------------
Actual Fund Return................................   $1,000.00   $1,002.94      0.30%      $1.51
Hypothetical 5% Annual Return.....................   $1,000.00   $1,023.63      0.30%      $1.53
VA Global Bond Portfolio
------------------------
Actual Fund Return................................   $1,000.00   $1,024.75      0.29%      $1.48
Hypothetical 5% Annual Return.....................   $1,000.00   $1,023.68      0.29%      $1.48

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
     (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       VA U.S. Targeted Value Portfolio

               Consumer Discretionary..................    16.7%
               Consumer Staples........................     5.3%
               Energy..................................     6.8%
               Financials..............................    25.0%
               Health Care.............................     6.5%
               Industrials.............................    17.1%
               Information Technology..................    13.0%
               Materials...............................     8.0%
               Other...................................       --
               Telecommunication Services..............     1.1%
               Utilities...............................     0.5%
                                                          ------
                                                          100.0%

                         VA U.S. Large Value Portfolio

               Consumer Discretionary..................    17.5%
               Consumer Staples........................     8.2%
               Energy..................................    19.4%
               Financials..............................    19.9%
               Health Care.............................     9.0%
               Industrials.............................    13.2%
               Information Technology..................     3.6%
               Materials...............................     2.9%
               Telecommunication Services..............     6.1%
               Utilities...............................     0.2%
                                                          ------
                                                          100.0%

                       VA International Value Portfolio

               Consumer Discretionary..................     7.8%
               Consumer Staples........................     4.9%
               Energy..................................    14.6%
               Financials..............................    34.1%
               Health Care.............................     1.4%
               Industrials.............................     9.2%
               Information Technology..................     3.0%
               Materials...............................    13.5%
               Telecommunication Services..............     8.0%
               Utilities...............................     3.5%
                                                          ------
                                                          100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       VA International Small Portfolio

               Consumer Discretionary..................    19.6%
               Consumer Staples........................     6.3%
               Energy..................................     5.4%
               Financials..............................    13.8%
               Health Care.............................     5.9%
               Industrials.............................    24.5%
               Information Technology..................     9.1%
               Materials...............................    12.0%
               Telecommunication Services..............     1.2%
               Utilities...............................     2.2%
                                                          ------
                                                          100.0%

FIXED INCOME PORTFOLIOS

                         VA Short-Term Fixed Portfolio

               Corporate...............................    20.2%
               Government..............................    24.5%
               Foreign Corporate.......................    26.1%
               Foreign Government......................    25.8%
               Supranational...........................     3.4%
                                                          ------
                                                          100.0%

                           VA Global Bond Portfolio

               Corporate...............................    16.8%
               Government..............................     5.3%
               Foreign Corporate.......................    18.5%
               Foreign Government......................    50.6%
               Supranational...........................     8.8%
                                                          ------
                                                          100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                                                 Percentage
                                                                      Shares        Value+     of Net Assets**
                                                                    ----------   -----------   ---------------
COMMON STOCKS -- (92.9%)
Consumer Discretionary -- (15.5%)
   *Cabela's, Inc................................................       11,300   $   506,353              0.5%
    Dillard's, Inc. Class A......................................        7,314       563,178              0.6%
    Jarden Corp..................................................       12,066       600,887              0.6%
   #Lennar Corp. Class A.........................................       25,500       955,485              0.9%
   *Mohawk Industries, Inc.......................................        7,687       641,634              0.6%
   *Toll Brothers, Inc...........................................       12,877       425,070              0.4%
    Other Securities.............................................                 13,480,406             13.1%
                                                                                 -----------             -----
Total Consumer Discretionary.....................................                 17,173,013             16.7%
                                                                                 -----------             -----
Consumer Staples -- (4.9%)
   *Constellation Brands, Inc. Class A...........................       21,857       772,426              0.7%
   *Hain Celestial Group, Inc. (The).............................       11,600       670,480              0.7%
   *Ralcorp Holdings, Inc........................................        5,885       424,838              0.4%
   *Smithfield Foods, Inc........................................       24,627       504,115              0.5%
    Other Securities.............................................                  3,039,589              3.0%
                                                                                 -----------             -----
Total Consumer Staples...........................................                  5,411,448              5.3%
                                                                                 -----------             -----
Energy -- (6.3%)
   *Rowan Cos. P.L.C. Class A....................................       15,342       486,495              0.5%
    Tesoro Corp..................................................       15,807       596,082              0.6%
    Other Securities.............................................                  5,921,244              5.7%
                                                                                 -----------             -----
Total Energy.....................................................                  7,003,821              6.8%
                                                                                 -----------             -----
Financials -- (23.3%)
   *American Capital, Ltd........................................       36,462       429,887              0.4%
    American Financial Group, Inc................................       12,615       489,462              0.5%
    Assurant, Inc................................................       10,416       393,829              0.4%
    Axis Capital Holdings, Ltd...................................       15,369       556,665              0.5%
    Fidelity National Financial, Inc. Class A....................       23,968       513,155              0.5%
    Legg Mason, Inc..............................................       15,412       392,698              0.4%
    NASDAQ OMX Group, Inc. (The).................................       24,288       578,297              0.6%
    PartnerRe, Ltd...............................................        6,290       509,490              0.5%
    People's United Financial, Inc...............................       27,918       335,854              0.3%
    ProAssurance Corp............................................        4,119       368,239              0.3%
    Reinsurance Group of America, Inc............................       10,860       574,711              0.6%
    Zions Bancorporation.........................................       16,824       361,211              0.3%
    Other Securities.............................................                 20,225,796             19.7%
                                                                                 -----------             -----
Total Financials.................................................                 25,729,294             25.0%
                                                                                 -----------             -----
Health Care -- (6.1%)
    Cooper Cos., Inc. (The)......................................        6,799       652,568              0.6%
    Coventry Health Care, Inc....................................       22,200       968,808              0.9%
   *LifePoint Hospitals, Inc.....................................       10,900       385,206              0.4%
    Omnicare, Inc................................................       12,545       433,179              0.4%
    Other Securities.............................................                  4,275,799              4.2%
                                                                                 -----------             -----
Total Health Care................................................                  6,715,560              6.5%
                                                                                 -----------             -----
Industrials -- (15.8%)
    Amerco, Inc..................................................        5,363       619,641              0.6%
   *Avis Budget Group, Inc.......................................       21,045       347,874              0.3%
   *EnerSys, Inc.................................................        9,960       343,421              0.3%
   *Esterline Technologies Corp..................................        6,359       367,487              0.4%
    GATX Corp....................................................        9,561       396,399              0.4%
   *Owens Corning, Inc...........................................       13,148       441,641              0.4%
   *Quanta Services, Inc.........................................       17,043       441,925              0.4%
    Ryder System, Inc............................................        9,234       416,638              0.4%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                      Shares        Value+      of Net Assets**
                                                                    ----------   ------------   ---------------
Industrials -- (Continued)
   *Seaboard Corp................................................          200   $    456,266              0.5%
    Triumph Group, Inc...........................................        5,678        371,455              0.4%
    URS Corp.....................................................        9,900        331,452              0.3%
    Other Securities.............................................                  12,989,395             12.6%
                                                                                 ------------             -----
Total Industrials................................................                  17,523,594             17.0%
                                                                                 ------------             -----
Information Technology -- (12.1%)
   *AOL, Inc.....................................................       10,372        356,071              0.4%
   *Arrow Electronics, Inc.......................................       16,259        572,805              0.6%
   *Avnet, Inc...................................................       15,846        453,988              0.4%
  #*Cree, Inc....................................................       11,682        354,315              0.3%
    IAC/InterActiveCorp..........................................       11,800        570,530              0.6%
   *Ingram Micro, Inc. Class A...................................       24,100        366,320              0.4%
   *Tech Data Corp...............................................       10,139        449,259              0.4%
    Other Securities.............................................                  10,217,929              9.9%
                                                                                 ------------             -----
Total Information Technology.....................................                  13,341,217             13.0%
                                                                                 ------------             -----
Materials -- (7.4%)
   #Domtar Corp..................................................        5,165        411,909              0.4%
    Reliance Steel & Aluminum Co.................................        9,910        538,509              0.5%
    Rock-Tenn Co. Class A........................................        7,628        558,293              0.6%
    Westlake Chemical Corp.......................................       11,081        842,821              0.8%
    Other Securities.............................................                   5,860,288              5.7%
                                                                                 ------------             -----
Total Materials..................................................                   8,211,820              8.0%
                                                                                 ------------             -----
Other -- (0.0%)
    Other Securities.............................................                         102              0.0%
                                                                                 ------------             -----
Telecommunication Services -- (1.1%)
    Other Securities.............................................                   1,173,793              1.1%
                                                                                 ------------             -----
Utilities -- (0.4%)
    Other Securities.............................................                     465,217              0.5%
                                                                                 ------------             -----
TOTAL COMMON STOCKS..............................................                 102,748,879             99.9%
                                                                                 ------------             -----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    Other Securities.............................................                         985              0.0%
                                                                                 ------------             -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.............................................                       2,428              0.0%
                                                                                 ------------             -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional
     Shares......................................................      284,726        284,726              0.3%
                                                                                 ------------             -----

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       Shares/
                                                                        Face
                                                                       Amount                     Percentage
                                                                        (000)       Value+      of Net Assets**
                                                                       -------   ------------   ---------------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@ DFA Short Term Investment Fund..............................      643,294   $  7,442,916              7.2%
   @ Repurchase Agreement, JPMorgan Securities LLC 0.30%,
      11/01/12 (Collateralized by $103,002 FNMA, rates ranging
      from 2.500% to 5.500%, maturities ranging from 10/01/22 to
      07/01/42, valued at $103,312) to be repurchased at $100,000         $100         99,999              0.1%
                                                                                 ------------            ------
TOTAL SECURITIES LENDING COLLATERAL..............................                   7,542,915              7.3%
                                                                                 ------------            ------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $105,563,207)...........................................                $110,579,933            107.5%
                                                                                 ============            ======

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  Investment in Securities (Market Value)
                                                             --------------------------------------------------
                                                               Level 1        Level 2    Level 3      Total
                                                             ------------   ----------   -------   ------------
Common Stocks
   Consumer Discretionary.................................   $ 17,173,007   $        6      --     $ 17,173,013
   Consumer Staples.......................................      5,411,448           --      --        5,411,448
   Energy.................................................      6,992,655       11,166      --        7,003,821
   Financials.............................................     25,729,294           --      --       25,729,294
   Health Care............................................      6,708,087        7,473      --        6,715,560
   Industrials............................................     17,510,754       12,840      --       17,523,594
   Information Technology.................................     13,341,217           --      --       13,341,217
   Materials..............................................      8,211,820           --      --        8,211,820
   Other..................................................             --          102      --              102
   Telecommunication Services.............................      1,173,793           --      --        1,173,793
   Utilities..............................................        465,217           --      --          465,217
Preferred Stocks
   Energy.................................................             --          985      --              985
Rights/Warrants...........................................          2,428           --      --            2,428
Temporary Cash Investments................................        284,726           --      --          284,726
Securities Lending Collateral.............................             --    7,542,915      --        7,542,915
                                                             ------------   ----------     ---     ------------
TOTAL.....................................................   $103,004,446   $7,575,487      --     $110,579,933
                                                             ============   ==========     ===     ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                                              Percentage
                                                                    Shares      Value+      of Net Assets**
                                                                    -------   -----------   ---------------
COMMON STOCKS -- (97.1%)
Consumer Discretionary -- (17.0%)
    Carnival Corp................................................    39,939   $ 1,512,889              1.0%
    CBS Corp. Class B............................................    34,118     1,105,423              0.7%
    Comcast Corp. Class A........................................   132,558     4,972,251              3.3%
    Comcast Corp. Special Class A................................    51,098     1,862,011              1.2%
   *General Motors Co............................................    36,871       940,210              0.6%
    News Corp. Class A...........................................   120,452     2,881,212              1.9%
    News Corp. Class B...........................................    43,558     1,061,073              0.7%
   #Time Warner Cable, Inc.......................................    23,017     2,281,215              1.5%
    Time Warner, Inc.............................................    69,611     3,024,598              2.0%
    Other Securities.............................................               6,856,611              4.6%
                                                                              -----------             -----
Total Consumer Discretionary.....................................              26,497,493             17.5%
                                                                              -----------             -----
Consumer Staples -- (8.0%)
    Archer-Daniels-Midland Co....................................    41,797     1,121,831              0.7%
    CVS Caremark Corp............................................    78,660     3,649,824              2.4%
   *Kraft Foods Group, Inc.......................................    35,306     1,605,717              1.1%
    Mondelez International, Inc. Class A.........................   105,918     2,811,064              1.9%
    Other Securities.............................................               3,197,765              2.1%
                                                                              -----------             -----
Total Consumer Staples...........................................              12,386,201              8.2%
                                                                              -----------             -----
Energy -- (18.8%)
    Anadarko Petroleum Corp......................................    32,034     2,204,260              1.5%
    Apache Corp..................................................    22,397     1,853,352              1.2%
   #Chesapeake Energy Corp.......................................    44,478       901,124              0.6%
    Chevron Corp.................................................    40,271     4,438,267              2.9%
    ConocoPhillips...............................................    74,534     4,311,792              2.9%
    Devon Energy Corp............................................    21,332     1,241,736              0.8%
    Hess Corp....................................................    21,949     1,147,055              0.8%
    Marathon Oil Corp............................................    46,171     1,387,900              0.9%
    Marathon Petroleum Corp......................................    24,478     1,344,577              0.9%
    National Oilwell Varco, Inc..................................    26,968     1,987,542              1.3%
    Phillips 66..................................................    36,731     1,732,234              1.2%
    Pioneer Natural Resources Co.................................     7,606       803,574              0.5%
    Valero Energy Corp...........................................    39,919     1,161,643              0.8%
    Other Securities.............................................               4,743,798              3.1%
                                                                              -----------             -----
Total Energy.....................................................              29,258,854             19.4%
                                                                              -----------             -----
Financials -- (19.3%)
    Allstate Corp. (The).........................................    20,984       838,940              0.6%
    Bank of America Corp.........................................   420,049     3,914,857              2.6%
    Citigroup, Inc...............................................   151,862     5,678,120              3.8%
    CME Group, Inc...............................................    21,745     1,216,198              0.8%
    Goldman Sachs Group, Inc. (The)..............................    11,125     1,361,589              0.9%
    JPMorgan Chase & Co..........................................    33,367     1,390,737              0.9%
    Loews Corp...................................................    26,345     1,113,867              0.7%
    MetLife, Inc.................................................    67,215     2,385,460              1.6%
    Morgan Stanley...............................................    64,438     1,119,932              0.7%
    Prudential Financial, Inc....................................    30,053     1,714,524              1.1%
    SunTrust Banks, Inc..........................................    35,025       952,680              0.6%
    Other Securities.............................................               8,291,971              5.5%
                                                                              -----------             -----
Total Financials.................................................              29,978,875             19.8%
                                                                              -----------             -----
Health Care -- (8.7%)
    Aetna, Inc...................................................    22,485       982,594              0.7%
    Pfizer, Inc..................................................   239,592     5,958,653              3.9%
    Thermo Fisher Scientific, Inc................................    24,030     1,467,272              1.0%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                                      Percentage
                                                                         Shares         Value+      of Net Assets**
                                                                       -----------   ------------   ---------------
Health Care -- (Continued)
   WellPoint, Inc...................................................        23,425   $  1,435,484              1.0%
   Other Securities.................................................                    3,676,591              2.4%
                                                                                     ------------            ------
Total Health Care...................................................                   13,520,594              9.0%
                                                                                     ------------            ------
Industrials -- (12.8%)
   CSX Corp.........................................................        72,750      1,489,192              1.0%
   General Electric Co..............................................       272,645      5,741,904              3.8%
   Norfolk Southern Corp............................................        22,398      1,374,117              0.9%
   Northrop Grumman Corp............................................        17,342      1,191,222              0.8%
   Union Pacific Corp...............................................        29,933      3,682,657              2.4%
   Other Securities.................................................                    6,515,471              4.3%
                                                                                     ------------            ------
Total Industrials...................................................                   19,994,563             13.2%
                                                                                     ------------            ------
Information Technology -- (3.5%)
   Other Securities.................................................                    5,401,470              3.6%
                                                                                     ------------            ------
Materials -- (2.8%)
   International Paper Co...........................................        29,563      1,059,242              0.7%
   Other Securities.................................................                    3,302,523              2.2%
                                                                                     ------------            ------
Total Materials.....................................................                    4,361,765              2.9%
                                                                                     ------------            ------
Telecommunication Services -- (6.0%)
   AT&T, Inc........................................................       177,239      6,130,697              4.0%
   CenturyLink, Inc.................................................        38,023      1,459,323              1.0%
   *Sprint Nextel Corp..............................................       204,911      1,135,207              0.7%
   Other Securities.................................................                      557,538              0.4%
                                                                                     ------------            ------
Total Telecommunication Services....................................                    9,282,765              6.1%
                                                                                     ------------            ------
Utilities -- (0.2%)
   Other Securities.................................................                      300,464              0.2%
                                                                                     ------------            ------
TOTAL COMMON STOCKS.................................................                  150,983,044             99.9%
                                                                                     ------------            ------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
     Shares.........................................................         2,016          2,016              0.0%
                                                                                     ------------            ------

                                                                        Shares/
                                                                          Face
                                                                         Amount
                                                                          (000)
                                                                       -----------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@ DFA Short Term Investment Fund.................................       379,440      4,390,123              2.9%
   @ Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $103,003 FNMA, rates ranging from 2.500% to
     5.500%, maturities ranging from 10/01/22 to 07/01/42, valued
     at $103,313) to be repurchased at $100,001.....................          $100        100,000              0.1%
                                                                                     ------------            ------
TOTAL SECURITIES LENDING COLLATERAL.................................                    4,490,123              3.0%
                                                                                     ------------            ------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $133,147,052)..............................................                 $155,475,183            102.9%
                                                                                     ============            ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                  Investment in Securities (Market Value)
                                             --------------------------------------------------
                                                Level 1       Level 2    Level 3       Total
                                             ------------   ----------   -------   ------------
Common Stocks
   Consumer Discretionary.................   $ 26,497,493           --      --     $ 26,497,493
   Consumer Staples.......................     12,386,201           --      --       12,386,201
   Energy.................................     29,258,854           --      --       29,258,854
   Financials.............................     29,978,875           --      --       29,978,875
   Health Care............................     13,520,594           --      --       13,520,594
   Industrials............................     19,994,563           --      --       19,994,563
   Information Technology.................      5,401,470           --      --        5,401,470
   Materials..............................      4,361,765           --      --        4,361,765
   Telecommunication Services.............      9,282,765           --      --        9,282,765
   Utilities..............................        300,464           --      --          300,464
Temporary Cash Investments................          2,016           --      --            2,016
Securities Lending Collateral.............             --   $4,490,123      --        4,490,123
                                             ------------   ----------     ---     ------------
TOTAL.....................................   $150,985,060   $4,490,123      --     $155,475,183
                                             ============   ==========     ===     ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                                               Percentage
                                                                  Shares         Value++     of Net Assets**
                                                               ------------   ------------   ---------------
COMMON STOCKS -- (90.5%)
AUSTRALIA -- (4.4%)
   #Wesfarmers, Ltd.........................................         38,904   $  1,402,471              1.4%
    Other Securities........................................                     3,325,935              3.4%
                                                                              ------------             -----
TOTAL AUSTRALIA.............................................                     4,728,406              4.8%
                                                                              ------------             -----
AUSTRIA -- (0.2%)
    Other Securities........................................                       230,590              0.2%
                                                                              ------------             -----
BELGIUM -- (1.0%)
    Other Securities........................................                     1,087,832              1.1%
                                                                              ------------             -----
CANADA -- (11.9%)
    Barrick Gold Corp.......................................         32,567      1,318,963              1.3%
    Canadian Natural Resources, Ltd.........................         36,966      1,116,373              1.1%
    Goldcorp, Inc...........................................         24,877      1,125,187              1.1%
   #Manulife Financial Corp.................................         53,517        661,226              0.7%
   #Sun Life Financial, Inc.................................         22,308        553,261              0.6%
    Suncor Energy, Inc......................................         51,054      1,713,472              1.7%
    Teck Resources, Ltd. Class B............................         17,290        548,779              0.5%
   #Yamana Gold, Inc........................................         27,400        553,350              0.6%
    Other Securities........................................                     5,311,202              5.4%
                                                                              ------------             -----
TOTAL CANADA................................................                    12,901,813             13.0%
                                                                              ------------             -----
DENMARK -- (1.4%)
    Other Securities........................................                     1,546,443              1.6%
                                                                              ------------             -----
FINLAND -- (0.6%)
    Other Securities........................................                       605,804              0.6%
                                                                              ------------             -----
FRANCE -- (8.8%)
    AXA SA..................................................         59,460        947,711              0.9%
    BNP Paribas SA..........................................         27,914      1,416,821              1.4%
    Cie de Saint-Gobain SA..................................         16,292        573,887              0.6%
    France Telecom SA.......................................         68,037        760,480              0.8%
   #GDF Suez SA.............................................         51,114      1,173,181              1.2%
    Lafarge SA..............................................          9,061        531,238              0.5%
    Vivendi SA..............................................         53,030      1,086,664              1.1%
    Other Securities........................................                     3,075,264              3.1%
                                                                              ------------             -----
TOTAL FRANCE................................................                     9,565,246              9.6%
                                                                              ------------             -----
GERMANY -- (7.6%)
    Allianz SE..............................................          4,423        549,446              0.6%
    Allianz SE Sponsored ADR................................         60,736        762,237              0.8%
    Daimler AG..............................................         28,921      1,354,793              1.4%
    Deutsche Bank AG........................................         33,137      1,509,419              1.5%
    Deutsche Telekom AG Sponsored ADR.......................         73,200        838,140              0.8%
    E.ON AG.................................................         48,285      1,099,207              1.1%
    Munchener Rueckversicherungs-Gesellschaft AG............          3,909        628,969              0.6%
    Other Securities........................................                     1,486,993              1.5%
                                                                              ------------             -----
TOTAL GERMANY...............................................                     8,229,204              8.3%
                                                                              ------------             -----
GREECE -- (0.0%)
    Other Securities........................................                        48,681              0.1%
                                                                              ------------             -----
HONG KONG -- (1.8%)
    Hutchison Whampoa, Ltd..................................         61,000        598,369              0.6%
    Other Securities........................................                     1,390,671              1.4%
                                                                              ------------             -----
TOTAL HONG KONG.............................................                     1,989,040              2.0%
                                                                              ------------             -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                    Shares      Value++     of Net Assets**
                                                                    -------   -----------   ---------------
IRELAND -- (0.3%)
    Other Securities.............................................             $   275,591              0.3%
                                                                              -----------             -----
ISRAEL -- (0.6%)
    Other Securities.............................................                 673,325              0.7%
                                                                              -----------             -----
ITALY -- (1.0%)
    Other Securities.............................................               1,081,506              1.1%
                                                                              -----------             -----
JAPAN -- (14.8%)
    Mitsubishi Corp..............................................    44,200       789,100              0.8%
    Mitsubishi UFJ Financial Group, Inc..........................   409,800     1,853,922              1.9%
    Mitsui & Co., Ltd............................................    54,100       762,552              0.8%
    Sumitomo Corp................................................    37,500       511,230              0.5%
    Sumitomo Mitsui Financial Group, Inc.........................    17,700       540,859              0.5%
    Other Securities.............................................              11,592,058             11.7%
                                                                              -----------             -----
TOTAL JAPAN......................................................              16,049,721             16.2%
                                                                              -----------             -----
NETHERLANDS -- (3.0%)
    ArcelorMittal NV.............................................    36,543       540,267              0.5%
   *ING Groep NV.................................................   106,762       949,977              1.0%
    Koninklijke Philips Electronics NV...........................    26,077       653,122              0.7%
    Other Securities.............................................               1,131,393              1.1%
                                                                              -----------             -----
TOTAL NETHERLANDS................................................               3,274,759              3.3%
                                                                              -----------             -----
NEW ZEALAND -- (0.1%)
    Other Securities.............................................                  93,623              0.1%
                                                                              -----------             -----
NORWAY -- (1.1%)
    Other Securities.............................................               1,209,718              1.2%
                                                                              -----------             -----
PORTUGAL -- (0.1%)
    Other Securities.............................................                 130,899              0.1%
                                                                              -----------             -----
SINGAPORE -- (0.9%)
    Other Securities.............................................                 925,773              0.9%
                                                                              -----------             -----
SPAIN -- (2.1%)
    Banco Santander SA...........................................   202,810     1,526,991              1.5%
    Other Securities.............................................                 702,101              0.7%
                                                                              -----------             -----
TOTAL SPAIN......................................................               2,229,092              2.2%
                                                                              -----------             -----
SWEDEN -- (3.0%)
    Nordea Bank AB...............................................    85,572       777,820              0.8%
    Svenska Cellulosa AB Series B................................    26,596       518,521              0.5%
    Other Securities.............................................               1,972,598              2.0%
                                                                              -----------             -----
TOTAL SWEDEN.....................................................               3,268,939              3.3%
                                                                              -----------             -----
SWITZERLAND -- (5.8%)
   *ABB, Ltd.....................................................    30,736       555,090              0.6%
    Credit Suisse Group AG.......................................    21,736       505,479              0.5%
    Holcim, Ltd..................................................    10,258       700,070              0.7%
    Novartis AG ADR..............................................    10,786       652,122              0.7%
    Swiss Re, Ltd................................................    11,976       828,708              0.8%
    UBS AG.......................................................    81,983     1,230,040              1.2%
    Zurich Insurance Group AG....................................     3,052       752,378              0.8%
    Other Securities.............................................               1,017,042              1.0%
                                                                              -----------             -----
TOTAL SWITZERLAND................................................               6,240,929              6.3%
                                                                              -----------             -----
UNITED KINGDOM -- (20.0%)
    Anglo American P.L.C.........................................    16,899       520,734              0.5%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                      Shares      Value++      of Net Assets**
                                                                      -------   ------------   ---------------
UNITED KINGDOM -- (Continued)
    Barclays P.L.C. Sponsored ADR..................................    76,605   $  1,133,754              1.2%
    BP P.L.C. Sponsored ADR........................................    89,143      3,823,343              3.9%
   #HSBC Holdings P.L.C. Sponsored ADR.............................    74,885      3,696,324              3.7%
    Royal Dutch Shell P.L.C. ADR...................................    48,440      3,421,317              3.5%
    Vodafone Group P.L.C...........................................   672,985      1,827,596              1.8%
    Vodafone Group P.L.C. Sponsored ADR............................    87,922      2,393,237              2.4%
    Xstrata P.L.C..................................................    55,857        884,859              0.9%
    Other Securities...............................................                3,979,032              4.0%
                                                                                ------------            ------
TOTAL UNITED KINGDOM...............................................               21,680,196             21.9%
                                                                                ------------            ------
TOTAL COMMON STOCKS................................................               98,067,130             98.9%
                                                                                ------------            ------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities...............................................                  320,538              0.3%
                                                                                ------------            ------

                                                                      Shares/
                                                                       Face
                                                                      Amount
                                                                       (000)       Value+
                                                                      -------   ------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@ DFA Short Term Investment Fund................................   777,874      9,000,000              9.1%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
      11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
      01/01/39, valued at $1,015,445) to be repurchased at $995,544      $996        995,535              1.0%
                                                                                ------------            ------
TOTAL SECURITIES LENDING COLLATERAL................................                9,995,535             10.1%
                                                                                ------------            ------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $121,917,812)............................................             $108,383,203            109.3%
                                                                                ============            ======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          Investment in Securities (Market Value)
                                     --------------------------------------------------
                                       Level 1       Level 2     Level 3      Total
                                     -----------   -----------   -------   ------------
Common Stocks
   Australia......................            --   $ 4,728,406      --     $  4,728,406
   Austria........................            --       230,590      --          230,590
   Belgium........................            --     1,087,832      --        1,087,832
   Canada.........................   $12,901,813            --      --       12,901,813
   Denmark........................            --     1,546,443      --        1,546,443
   Finland........................            --       605,804      --          605,804
   France.........................       118,552     9,446,694      --        9,565,246
   Germany........................     1,600,377     6,628,827      --        8,229,204
   Greece.........................        23,771        24,910      --           48,681
   Hong Kong......................            --     1,989,040      --        1,989,040
   Ireland........................       275,591            --      --          275,591
   Israel.........................       102,930       570,395      --          673,325
   Italy..........................       227,912       853,594      --        1,081,506
   Japan..........................       486,038    15,563,683      --       16,049,721
   Netherlands....................       240,934     3,033,825      --        3,274,759
   New Zealand....................            --        93,623      --           93,623
   Norway.........................            --     1,209,718      --        1,209,718
   Portugal.......................            --       130,899      --          130,899
   Singapore......................            --       925,773      --          925,773
   Spain..........................            --     2,229,092      --        2,229,092
   Sweden.........................       273,928     2,995,011      --        3,268,939
   Switzerland....................       652,122     5,588,807      --        6,240,929
   United Kingdom.................    15,276,117     6,404,079      --       21,680,196
Preferred Stocks
   Germany........................            --       320,538      --          320,538
Securities Lending Collateral.....            --     9,995,535      --        9,995,535
                                     -----------   -----------     ---     ------------
TOTAL.............................   $32,180,085   $76,203,118      --     $108,383,203
                                     ===========   ===========     ===     ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                                                 Percentage
                                                                         Shares     Value++    of Net Assets**
                                                                         ------   ----------   ---------------
COMMON STOCKS -- (88.1%)
AUSTRALIA -- (5.7%)
    Other Securities..................................................            $5,596,513              6.5%
                                                                                  ----------             -----
AUSTRIA -- (0.9%)
    Other Securities..................................................               835,138              1.0%
                                                                                  ----------             -----
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV.........................................    2,145      174,642              0.2%
    Other Securities..................................................             1,000,502              1.1%
                                                                                  ----------             -----
TOTAL BELGIUM.........................................................             1,175,144              1.3%
                                                                                  ----------             -----
CANADA -- (9.4%)
    Aimia, Inc........................................................   12,000      179,745              0.2%
   #Astral Media, Inc. Class A........................................    4,500      184,190              0.2%
  #*First Majestic Silver Corp........................................    7,600      175,704              0.2%
    Other Securities..................................................             8,639,511             10.0%
                                                                                  ----------             -----
TOTAL CANADA..........................................................             9,179,150             10.6%
                                                                                  ----------             -----
CHINA -- (0.0%)
    Other Securities..................................................                 3,977              0.0%
                                                                                  ----------             -----
DENMARK -- (1.1%)
    Other Securities..................................................             1,068,812              1.2%
                                                                                  ----------             -----
FINLAND -- (2.3%)
    Huhtamaki Oyj.....................................................    9,505      160,708              0.2%
    Other Securities..................................................             2,062,036              2.4%
                                                                                  ----------             -----
TOTAL FINLAND.........................................................             2,222,744              2.6%
                                                                                  ----------             -----
FRANCE -- (3.1%)
    Ingenico SA.......................................................    3,158      167,210              0.2%
   #Neopost SA........................................................    3,793      207,950              0.2%
    Rubis SCA.........................................................    2,852      174,014              0.2%
    Other Securities..................................................             2,483,750              2.9%
                                                                                  ----------             -----
TOTAL FRANCE..........................................................             3,032,924              3.5%
                                                                                  ----------             -----
GERMANY -- (4.1%)
    Aurubis AG........................................................    3,300      208,912              0.2%
   #Deutsche Wohnen AG................................................    8,829      161,696              0.2%
    Rheinmetall AG....................................................    3,691      176,409              0.2%
    Rhoen-Klinikum AG.................................................    8,742      170,255              0.2%
    Stada Arzneimittel AG.............................................    5,765      174,597              0.2%
    Other Securities..................................................             3,071,547              3.6%
                                                                                  ----------             -----
TOTAL GERMANY.........................................................             3,963,416              4.6%
                                                                                  ----------             -----
GREECE -- (0.6%)
    Other Securities..................................................               593,232              0.7%
                                                                                  ----------             -----
HONG KONG -- (2.1%)
    Other Securities..................................................             2,011,785              2.3%
                                                                                  ----------             -----
IRELAND -- (1.0%)
    Other Securities..................................................               933,716              1.1%
                                                                                  ----------             -----
ISRAEL -- (0.6%)
    Other Securities..................................................               610,087              0.7%
                                                                                  ----------             -----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------   -----------   ---------------
ITALY -- (2.5%)
    Other Securities........................................            $ 2,393,645              2.8%
                                                                        -----------             -----
JAPAN -- (19.5%)
    Other Securities........................................             19,057,964             22.0%
                                                                        -----------             -----
NETHERLANDS -- (2.0%)
   #ASM International NV....................................    5,088       161,100              0.2%
    Nutreco NV..............................................    4,330       324,341              0.4%
    Royal Imtech NV.........................................    8,616       216,584              0.2%
    Other Securities........................................              1,257,585              1.5%
                                                                        -----------             -----
TOTAL NETHERLANDS...........................................              1,959,610              2.3%
                                                                        -----------             -----
NEW ZEALAND -- (0.9%)
    Other Securities........................................                875,109              1.0%
                                                                        -----------             -----
NORWAY -- (0.9%)
    Other Securities........................................                922,292              1.1%
                                                                        -----------             -----
PORTUGAL -- (0.3%)
    Other Securities........................................                333,779              0.4%
                                                                        -----------             -----
SINGAPORE -- (1.6%)
    Other Securities........................................              1,584,471              1.8%
                                                                        -----------             -----
SPAIN -- (1.7%)
    Viscofan SA.............................................    4,280       207,373              0.2%
    Other Securities........................................              1,473,274              1.7%
                                                                        -----------             -----
TOTAL SPAIN.................................................              1,680,647              1.9%
                                                                        -----------             -----
SWEDEN -- (3.3%)
    NCC AB Series B.........................................    8,486       159,003              0.2%
    Other Securities........................................              3,030,316              3.5%
                                                                        -----------             -----
TOTAL SWEDEN................................................              3,189,319              3.7%
                                                                        -----------             -----
SWITZERLAND -- (3.9%)
    Clariant AG.............................................   15,895       170,331              0.2%
   *GAM Holding AG..........................................   12,356       172,804              0.2%
   *OC Oerlikon Corp. AG....................................   15,998       161,126              0.2%
    Other Securities........................................              3,336,461              3.8%
                                                                        -----------             -----
TOTAL SWITZERLAND...........................................              3,840,722              4.4%
                                                                        -----------             -----
UNITED KINGDOM -- (19.4%)
    Amlin P.L.C.............................................   29,198       176,014              0.2%
    Ashtead Group P.L.C.....................................   43,027       259,940              0.3%
    Balfour Beatty P.L.C....................................   39,095       199,284              0.2%
   *Barratt Developments P.L.C..............................   75,736       232,170              0.3%
   *Berkeley Group Holdings P.L.C. (The)....................    7,459       183,553              0.2%
    Carillion P.L.C.........................................   33,513       166,802              0.2%
    Cobham P.L.C............................................   46,129       160,373              0.2%
    Debenhams P.L.C.........................................   94,976       183,875              0.2%
    Drax Group P.L.C........................................   21,957       199,279              0.2%
    DS Smith P.L.C..........................................   70,253       242,546              0.3%
    Hiscox, Ltd.............................................   24,784       191,106              0.2%
    IG Group Holdings P.L.C.................................   23,010       162,029              0.2%
    Inchcape P.L.C..........................................   24,576       159,830              0.2%
    Informa P.L.C...........................................   32,634       211,241              0.2%
    Inmarsat P.L.C..........................................   17,911       164,090              0.2%
    Ladbrokes P.L.C.........................................   55,207       159,903              0.2%
    Meggitt P.L.C...........................................   51,855       323,425              0.4%
    Melrose P.L.C...........................................   68,313       266,103              0.3%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                    Shares       Value++    of Net Assets**
                                                                   --------   -----------   ---------------
UNITED KINGDOM -- (Continued)
    Mondi P.L.C.................................................     20,790   $   229,179              0.3%
    Pennon Group P.L.C..........................................     17,426       201,860              0.2%
    Persimmon P.L.C.............................................     23,193       298,423              0.4%
    Provident Financial P.L.C...................................      7,567       167,722              0.2%
    Rotork P.L.C................................................      5,316       195,850              0.2%
    Spectris P.L.C..............................................      7,389       206,961              0.2%
    Spirax-Sarco Engineering P.L.C..............................      6,605       206,794              0.2%
    Taylor Wimpey P.L.C.........................................    232,583       229,879              0.3%
   *Travis Perkins P.L.C........................................     15,705       274,445              0.3%
    UBM P.L.C...................................................     16,744       189,290              0.2%
    William Hill P.L.C..........................................     60,312       329,544              0.4%
    Other Securities............................................               12,818,567             14.8%
                                                                              -----------            ------
TOTAL UNITED KINGDOM............................................               18,990,077             21.9%
                                                                              -----------            ------
UNITED STATES -- (0.0%)
    Other Securities............................................                   37,213              0.0%
                                                                              -----------            ------
TOTAL COMMON STOCKS.............................................               86,091,486             99.4%
                                                                              -----------            ------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities............................................                    5,703              0.0%
                                                                              -----------            ------
BELGIUM -- (0.0%)
    Other Securities............................................                       59              0.0%
                                                                              -----------            ------
CANADA -- (0.0%)
    Other Securities............................................                      195              0.0%
                                                                              -----------            ------
HONG KONG -- (0.0%)
    Other Securities............................................                    5,113              0.0%
                                                                              -----------            ------
TOTAL RIGHTS/WARRANTS...........................................                   11,070              0.0%
                                                                              -----------            ------

                                                                    Shares/
                                                                     Face
                                                                     Amount
                                                                     (000)       Value+
                                                                   --------   -----------
SECURITIES LENDING COLLATERAL -- (11.9%)
(S)@ DFA Short Term Investment Fund.............................    950,735    11,000,000             12.7%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc.
      0.35%, 11/01/12 (Collateralized by FNMA 4.000%,
      05/01/42 & 5.000%, 01/01/39, valued at $594,462) to be
      repurchased at $582,812...................................   $    583       582,806              0.7%
                                                                              -----------            ------
TOTAL SECURITIES LENDING COLLATERAL.............................               11,582,806             13.4%
                                                                              -----------            ------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $102,845,121)..........................................              $97,685,362            112.8%
                                                                              ===========            ======

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012 based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investment in Securities (Market Value)
                                       ------------------------------------------------
                                         Level 1      Level 2     Level 3      Total
                                       ----------   -----------   -------   -----------
Common Stocks
   Australia........................           --   $ 5,596,513      --     $ 5,596,513
   Austria..........................           --       835,138      --         835,138
   Belgium..........................           --     1,175,144      --       1,175,144
   Canada...........................   $9,175,825         3,325      --       9,179,150
   China............................        3,977            --      --           3,977
   Denmark..........................           --     1,068,812      --       1,068,812
   Finland..........................           --     2,222,744      --       2,222,744
   France...........................           --     3,032,924      --       3,032,924
   Germany..........................           --     3,963,416      --       3,963,416
   Greece...........................           --       593,232      --         593,232
   Hong Kong........................           --     2,011,785      --       2,011,785
   Ireland..........................           --       933,716      --         933,716
   Israel...........................           --       610,087      --         610,087
   Italy............................           --     2,393,645      --       2,393,645
   Japan............................           --    19,057,964      --      19,057,964
   Netherlands......................           --     1,959,610      --       1,959,610
   New Zealand......................           --       875,109      --         875,109
   Norway...........................          152       922,140      --         922,292
   Portugal.........................           --       333,779      --         333,779
   Singapore........................           --     1,584,471      --       1,584,471
   Spain............................           --     1,680,647      --       1,680,647
   Sweden...........................           --     3,189,319      --       3,189,319
   Switzerland......................           --     3,840,722      --       3,840,722
   United Kingdom...................           --    18,990,077      --      18,990,077
   United States....................       37,213            --      --          37,213
Rights/Warrants
   Australia........................           --         5,703      --           5,703
   Belgium..........................           --            59      --              59
   Canada...........................           --           195      --             195
   Hong Kong........................           --         5,113      --           5,113
Securities Lending Collateral.......           --    11,582,806      --      11,582,806
                                       ----------   -----------     ---     -----------
TOTAL...............................   $9,217,167   $88,468,195      --     $97,685,362
                                       ==========   ===========     ===     ===========

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                        Face
                                                                       Amount     Value+
                                                                       ------   -----------
                                                                       (000)
AGENCY OBLIGATIONS -- (23.6%)
Federal Home Loan Bank
#    4.000%, 09/06/13...............................................   $1,300   $ 1,341,794
     0.340%, 12/18/13...............................................    1,800     1,802,012
     2.375%, 03/14/14...............................................    3,000     3,085,899
Federal Home Loan Mortgage Corporation
     0.500%, 10/15/13...............................................      300       300,773
     0.375%, 10/30/13...............................................    6,800     6,809,139
     0.375%, 11/27/13...............................................    5,800     5,808,364
     0.625%, 12/23/13...............................................    2,000     2,008,036
Federal National Mortgage Association
     1.125%, 09/30/13...............................................    1,000     1,008,257
#    2.875%, 12/11/13...............................................    1,900     1,956,210
     0.750%, 12/18/13...............................................    2,100     2,112,776
     2.750%, 03/13/14...............................................    1,000     1,033,693
                                                                                -----------
TOTAL AGENCY OBLIGATIONS............................................             27,266,953
                                                                                -----------
BONDS -- (67.4%)
Agence Francaise de Developpement
     1.250%, 06/09/14...............................................    2,600     2,625,765
Bank Nederlandse Gemeenten NV
     1.500%, 03/28/14...............................................      500       506,311
     5.000%, 05/16/14...............................................      500       532,755
Bank of New York Mellon Corp. (The) Floating Rate Note
(r)  0.593%, 01/31/14...............................................    1,175     1,178,767
Bank of Nova Scotia
     2.250%, 01/22/13...............................................      500       501,789
     2.375%, 12/17/13...............................................    2,500     2,554,528
Berkshire Hathaway Finance Corp.
     1.500%, 01/10/14...............................................      300       303,722
BNP Paribas SA
     2.125%, 12/21/12...............................................      500       500,688
Caisse d'Amortissement de la Dette Sociale
     3.500%, 07/01/14...............................................      500       524,300
     1.250%, 07/11/14...............................................    2,000     2,026,500
Commonwealth Bank of Australia
     3.750%, 10/15/14...............................................      800       843,920
Commonwealth Bank of Australia Floating Rate Note
(r)  1.144%, 06/14/13...............................................    1,000     1,004,835
(r)  1.580%, 01/17/14...............................................    1,000     1,011,216

                                                                        Face
                                                                       Amount     Value+
                                                                       ------   ----------
                                                                       (000)
Council of Europe Development Bank
     4.500%, 06/30/14...............................................   $  500   $  532,360
European Investment Bank
     1.250%, 02/14/14...............................................    1,000    1,011,580
     3.000%, 04/08/14...............................................      500      518,315
     4.750%, 10/15/14...............................................    1,000    1,082,440
General Electric Capital Corp.
     2.100%, 01/07/14...............................................    1,250    1,272,678
     5.500%, 06/04/14...............................................      700      752,891
General Electric Capital Corp. Floating Rate Note
(r)  1.016%, 04/24/14...............................................      400      403,128
(r)  0.649%, 09/15/14...............................................      500      498,238
JPMorgan Chase & Co.
     1.650%, 09/30/13...............................................    2,100    2,123,812
JPMorgan Chase & Co. Floating Rate Note
(r)  1.116%, 01/24/14...............................................      800      805,038
Kingdom of Sweden
     1.000%, 06/03/14...............................................    1,000    1,010,900
Kommunalbanken AS
     1.000%, 06/16/14...............................................    1,000    1,009,010
Kommunekredit
     0.750%, 09/02/14...............................................    1,000    1,005,814
Kreditanstalt fur Wiederaufbau
     1.375%, 01/13/14...............................................    2,000    2,024,560
     3.500%, 03/10/14...............................................      500      521,155
Landwirtschaftliche Rentenbank
     3.250%, 03/15/13...............................................    1,000    1,010,780
     2.250%, 03/11/14...............................................      400      409,942
Manitoba, Province of Canada
     1.375%, 04/28/14...............................................    1,200    1,217,808
National Australia Bank, Ltd. Floating Rate Note
(r)  1.513%, 01/30/14...............................................    1,000    1,011,074
(r)  1.587%, 02/14/14...............................................    2,000    2,020,388
Nederlandse Waterschapsbank NV
     1.375%, 05/16/14...............................................    1,800    1,822,356
     1.250%, 10/20/14...............................................    1,200    1,214,760
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  1.231%, 04/09/14...............................................    2,500    2,505,295

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                                    Face
                                                                   Amount            Value+
                                                               ---------------   -------------
                                                                   (000)
Nordic Investment Bank
     2.625%, 10/06/14.......................................   $           600   $     626,340
Oesterreichische Kontrollbank AG
     1.375%, 01/21/14.......................................             2,000       2,022,100
Ontario, Province of Canada
     1.375%, 01/27/14.......................................             1,500       1,519,545
     4.100%, 06/16/14.......................................             1,100       1,165,428
Private Export Funding Corp.
     3.550%, 04/15/13.......................................             2,500       2,538,368
Quebec, Province of Canada
#    4.875%, 05/05/14.......................................             2,000       2,131,400
Rabobank Nederland NV
     1.850%, 01/10/14.......................................             2,100       2,130,702
Rabobank Nederland NV Floating Rate Note
(r)  0.680%, 01/17/14.......................................             1,000       1,000,642
Royal Bank of Canada
     2.100%, 07/29/13.......................................             2,100       2,127,058
     1.125%, 01/15/14.......................................               300         302,499
Royal Bank of Canada Floating Rate Note
(r)  0.630%, 04/17/14.......................................               300         300,962
Sanofi-Aventis SA
     1.625%, 03/28/14.......................................             1,500       1,523,940
Societe Financement de l'Economie Francaise
     2.875%, 09/22/14.......................................             1,000       1,043,598
State of North Rhine-Westphalia
     1.625%, 09/17/14.......................................               500         508,585
Svensk Exportkredit AB Floating Rate Note
(r)  0.523%, 03/23/14.......................................             1,000         998,830
Svenska Handelsbanken Floating Rate Note
(r)  0.835%, 03/18/13.......................................             1,000       1,001,658
(r)  0.922%, 08/30/13.......................................               500         501,232
Toronto-Dominion Bank (The)
     1.375%, 07/14/14.......................................               800         811,979
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.640%, 07/14/14.......................................             1,500       1,507,239
Total Capital Canada, Ltd. Floating Rate Note
(r)  0.528%, 05/13/13.......................................             1,700       1,701,552
(r)  0.710%, 01/17/14.......................................             1,200       1,206,126
Toyota Motor Credit Corp.
     1.375%, 08/12/13.......................................             2,000       2,017,220

                                                                    Face
                                                                   Amount            Value+
                                                               ---------------   -------------
                                                                   (000)
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.730%, 01/17/14.......................................   $           500   $     502,232
Wal-Mart Stores, Inc.
     4.250%, 04/15/13.......................................               400         406,948
     4.550%, 05/01/13.......................................             1,500       1,530,783
     7.250%, 06/01/13.......................................             1,000       1,038,131
Wells Fargo & Co.
     4.375%, 01/31/13.......................................             2,700       2,726,152
Westpac Banking Corp.
     2.250%, 11/19/12.......................................               500         500,368
     2.100%, 08/02/13.......................................               500         506,370
Westpac Banking Corp. Floating Rate Note
(r)  1.138%, 12/09/13.......................................               500         503,402
(r)  1.387%, 02/14/14.......................................             1,500       1,504,159
                                                                                 -------------
TOTAL BONDS.................................................                        77,804,966
                                                                                 -------------
COMMERCIAL PAPER -- (5.3%)
Banque et Caisse d'Epargne de l'Etat
     0.290%, 12/27/12.......................................               600         599,787
BNP Paribas Finance, Inc.
     0.480%, 11/01/12.......................................               500         499,999
     0.420%, 12/10/12.......................................             1,000         999,796
Caisse des Depots et Consignations
     0.255%, 12/20/12.......................................             1,200       1,199,694
Standard Chartered Bank
     0.380%, 12/10/12.......................................             1,800       1,799,560
     0.370%, 12/13/12.......................................             1,000         999,730
                                                                                 -------------
TOTAL COMMERCIAL PAPER......................................                         6,098,566
                                                                                 -------------

                                                                   Shares
                                                               ---------------
TEMPORARY CASH INVESTMENTS --(0.6%)
     BlackRock Liquidity Funds TempCash Portfolio -
       Institutional Shares.................................           751,726         751,726
                                                                                 -------------

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                                       Shares/
                                                                        Face
                                                                       Amount
                                                                        (000)       Value+
                                                                       -------   ------------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@ DFA Short Term Investment
     Fund...........................................................   299,078   $  3,460,332
   @ Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
      (Collateralized by $103,002 FNMA, rates ranging from 2.500%
      to 5.500%, maturities ranging from 10/01/22 to 07/01/42,
      valued at $103,312) ) to be repurchased at $100,000...........      $100         99,999
                                                                                 ------------
TOTAL SECURITIES LENDING
   COLLATERAL.......................................................                3,560,331
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $115,180,709)..............................................              115,482,542
                                                                                 ============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 Investment in Securities (Market Value)
                                                             ------------------------------------------------
                                                              Level 1      Level 2     Level 3       Total
                                                             --------   ------------   -------   ------------
Agency Obligations........................................         --   $ 27,266,953      --     $ 27,266,953
Bonds.....................................................         --     77,804,966      --       77,804,966
Commercial Paper..........................................         --      6,098,566      --        6,098,566
Temporary Cash Investments................................   $751,726             --      --          751,726
Securities Lending Collateral.............................         --      3,560,331      --        3,560,331
                                                             --------   ------------     ---     ------------
TOTAL.....................................................   $751,726   $114,730,816      --     $115,482,542
                                                             ========   ============     ===     ============

                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                 Face
                                                                Amount^      Value+
                                                                -------   -----------
                                                                 (000)
BONDS -- (85.7%)
AUSTRALIA -- (3.2%)
National Australia Bank, Ltd.
(g)  5.375%, 12/08/14........................................      700    $ 1,223,370
Westpac Banking Corp.
(u)  3.000%, 12/09/15........................................      600        637,606
#(u) 2.000%, 08/14/17........................................    3,000      3,075,129
                                                                          -----------
TOTAL AUSTRALIA..............................................               4,936,105
                                                                          -----------
AUSTRIA -- (4.3%)
Oesterreichische Kontrollbank AG
(u)  1.750%, 10/05/15........................................    2,700      2,782,350
(u)  2.000%, 06/03/16........................................    1,000      1,036,000
Republic of Austria
     4.000%, 09/15/16........................................      400        586,541
     4.300%, 09/15/17........................................    1,500      2,263,765
                                                                          -----------
TOTAL AUSTRIA................................................               6,668,656
                                                                          -----------
CANADA -- (11.8%)
Bank of Nova Scotia
(u)  2.900%, 03/29/16........................................      500        532,282
#(u) 2.550%, 01/12/17........................................    2,000      2,117,046
British Columbia, Province of Canada
(u)  2.100%, 05/18/16........................................      700        735,840
(u)  1.200%, 04/25/17........................................    3,100      3,159,229
Manitoba, Province of Canada
#(u) 1.300%, 04/03/17........................................    1,000      1,023,100
Ontario, Province of Canada
(u)  5.450%, 04/27/16........................................      500        580,450
#(u) 1.600%, 09/21/16........................................    2,700      2,785,487
Royal Bank of Canada
(u)  2.625%, 12/15/15........................................    2,700      2,851,953
(u)  2.875%, 04/19/16........................................      700        745,822
Toronto-Dominion Bank (The)
#(u) 2.500%, 07/14/16........................................    1,000      1,055,531
(u)  2.375%, 10/19/16........................................    2,500      2,628,505
                                                                          -----------
TOTAL CANADA.................................................              18,215,245
                                                                          -----------
DENMARK -- (2.5%)
Kingdom of Denmark
     2.500%, 11/15/16........................................   20,000      3,781,970
                                                                          -----------
FINLAND -- (4.9%)
Municipality Finance P.L.C.
(u)  2.375%, 05/16/16........................................    2,500      2,628,850

                                                                 Face
                                                                Amount^      Value+
                                                                -------   -----------
                                                                 (000)
FINLAND -- (Continued)
(u)  1.625%, 04/25/17........................................    1,000    $ 1,023,520
Republic of Finland
     1.875%, 04/15/17........................................    2,900      3,970,796
                                                                          -----------
TOTAL FINLAND................................................               7,623,166
                                                                          -----------
FRANCE -- (6.2%)
Caisse d'Amortissement de la Dette Sociale SA
(g)  2.250%, 12/07/15........................................    2,000      3,341,133
France, Government of
     5.000%, 10/25/16........................................    2,500      3,785,644
Total Capital International SA
(u)  1.550%, 06/28/17........................................    2,300      2,348,806
                                                                          -----------
TOTAL FRANCE.................................................               9,475,583
                                                                          -----------
GERMANY -- (6.9%)
Bundesobligation
     1.250%, 10/14/16........................................    1,000      1,346,044
Kreditanstalt fur Wiederaufbau
(g)  3.750%, 09/07/16........................................      500        893,524
     4.125%, 07/04/17........................................    1,800      2,695,679
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)  2.250%, 07/15/16........................................    2,300      2,404,742
Landwirtschaftliche Rentenbank
(u)  2.125%, 07/15/16........................................    1,500      1,577,700
(g)  3.250%, 12/07/16........................................    1,000      1,763,437
                                                                          -----------
TOTAL GERMANY................................................              10,681,126
                                                                          -----------
JAPAN -- (2.1%)
Development Bank of Japan, Inc.
(u)  5.125%, 02/01/17........................................    1,000      1,170,400
Japan Finance Corp.
(u)  2.250%, 07/13/16........................................    2,000      2,103,140
                                                                          -----------
TOTAL JAPAN..................................................               3,273,540
                                                                          -----------
NETHERLANDS -- (8.8%)
Bank Nederlandse Gemeenten NV
(g)  2.375%, 12/23/15........................................    1,000      1,676,634
(u)  2.500%, 01/11/16........................................      500        524,350
(g)  5.250%, 02/26/16........................................      400        729,113
(u)  5.250%, 01/31/17........................................      800        932,480

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                                          Face
                                                                         Amount^      Value+
                                                                         -------   -----------
                                                                          (000)
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
(u)  2.125%, 06/16/16.................................................    2,900    $ 3,006,720
     3.000%, 07/12/16.................................................      500        700,430
Netherlands Government
     4.500%, 07/15/17.................................................    1,500      2,282,721
Rabobank Nederland NV
(g)  4.000%, 09/10/15.................................................    1,500      2,596,701
(u)  2.125%, 10/13/15.................................................    1,000      1,032,204
                                                                                   -----------
TOTAL NETHERLANDS.....................................................              13,481,353
                                                                                   -----------
NORWAY -- (1.3%)
Kommunalbanken AS
(u)  2.375%, 01/19/16.................................................      900        946,886
(u)  1.375%, 06/08/17.................................................    1,000      1,015,700
                                                                                   -----------
TOTAL NORWAY..........................................................               1,962,586
                                                                                   -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.5%)
Council of Europe Development Bank
(u)  1.250%, 09/22/16.................................................      500        506,600
#(u) 1.500%, 02/22/17.................................................    3,500      3,573,850
European Financial Stability Facility
(e)  2.750%, 07/18/16.................................................    1,800      2,504,761
(e)  2.750%, 12/05/16.................................................    1,000      1,396,729
European Investment Bank
(e)  3.125%, 03/03/17.................................................    2,500      3,569,791
                                                                                   -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........................              11,551,731
                                                                                   -----------
SWEDEN -- (5.2%)
Kommuninvest I Sverige AB
(u)  1.625%, 02/13/17.................................................    3,000      3,086,820
Nordea Bank AB
     3.750%, 02/24/17.................................................    1,000      1,428,834
Svensk Exportkredit AB
(u)  1.750%, 05/30/17.................................................    3,400      3,486,700
                                                                                   -----------
TOTAL SWEDEN..........................................................               8,002,354
                                                                                   -----------
UNITED KINGDOM -- (4.0%)
Barclays Bank P.L.C.
     1.500%, 04/04/17.................................................    1,000      1,654,268

                                                                         Face
                                                                        Amount^       Value+
                                                                        -------   --------------
                                                                         (000)
UNITED KINGDOM -- (Continued)
Lloyds TSB Bank P.L.C.
     1.500%, 05/02/17................................................      500    $      827,303
United Kingdom Gilt
     1.750%, 01/22/17................................................    1,900         3,204,431
     1.000%, 09/07/17................................................      300           488,045
                                                                                  --------------
TOTAL UNITED KINGDOM.................................................                  6,174,047
                                                                                  --------------

UNITED STATES -- (17.0%)
     3M Co.
     1.375%, 09/29/16................................................   $2,934         3,006,056
     1.000%, 06/26/17................................................    1,000         1,003,852
Bank of New York Mellon Corp. (The)
#    2.500%, 01/15/16................................................      700           735,526
     2.300%, 07/28/16................................................    1,600         1,682,286
Berkshire Hathaway Finance Corp.
#    1.600%, 05/15/17................................................    1,200         1,225,626
Berkshire Hathaway, Inc.
#    2.200%, 08/15/16................................................    1,800         1,884,314
     1.900%, 01/31/17................................................      900           928,013
Colgate-Palmolive Co.
     1.300%, 01/15/17................................................      600           610,727
General Electric Capital Corp.
     3.500%, 06/29/15................................................    2,500         2,652,880
#    2.950%, 05/09/16................................................      500           529,021
Google, Inc.
     2.125%, 05/19/16................................................    2,780         2,922,722
Johnson & Johnson
     2.150%, 05/15/16................................................    3,000         3,146,487
Procter & Gamble Co. (The)
     1.450%, 08/15/16................................................    1,000         1,025,456
Toyota Motor Credit Corp.
     2.800%, 01/11/16................................................    3,000         3,170,208
     1.750%, 05/22/17................................................      500           512,917
Wal-Mart Stores, Inc.
     5.375%, 04/05/17................................................    1,000         1,184,034
                                                                                  --------------
TOTAL UNITED STATES..................................................                 26,220,125
                                                                                  --------------
TOTAL BONDS..........................................................                132,047,587
                                                                                  --------------

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                                        Face
                                                                       Amount        Value+
                                                                    ------------   ----------
                                                                       (000)
AGENCY OBLIGATIONS -- (5.3%)
Federal Home Loan Mortgage Corporation
#  1.250%, 05/12/17..............................................         $1,700   $1,735,425
   1.000%, 07/28/17..............................................          3,000    3,031,320
   1.000%, 09/29/17..............................................            500      503,805
Federal National Mortgage Association
   1.250%, 01/30/17..............................................          1,700    1,741,407
#  5.375%, 06/12/17..............................................          1,000    1,207,502
                                                                                   ----------
TOTAL AGENCY OBLIGATIONS.........................................                   8,219,459
                                                                                   ----------

                                                                    Shares/
                                                                     Face
                                                                    Amount
                                                                     (000)          Value+
                                                                  ------------   ------------
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@ DFA Short Term Investment Fund............................      1,123,596    $13,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
  11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
  01/01/39, valued at $904,118) to be repurchased $886,399.....           $886        886,390
                                                                                 ------------
TOTAL SECURITIES LENDING COLLATERAL............................                    13,886,390
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $150,368,280).........................................                  $154,153,436
                                                                                 ============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  Investment in Securities (Market Value)
                                                             ------------------------------------------------
                                                             Level 1      Level 2      Level 3       Total
                                                             -------   ------------    -------   ------------
Bonds
   Australia..............................................      --     $  4,936,105       --     $  4,936,105
   Austria................................................      --        6,668,656       --        6,668,656
   Canada.................................................      --       18,215,245       --       18,215,245
   Denmark................................................      --        3,781,970       --        3,781,970
   Finland................................................      --        7,623,166       --        7,623,166
   France.................................................      --        9,475,583       --        9,475,583
   Germany................................................      --       10,681,126       --       10,681,126
   Japan..................................................      --        3,273,540       --        3,273,540
   Netherlands............................................      --       13,481,353       --       13,481,353
   Norway.................................................      --        1,962,586       --        1,962,586
   Supranational Organization Obligations.................      --       11,551,731       --       11,551,731
   Sweden.................................................      --        8,002,354       --        8,002,354
   United Kingdom.........................................      --        6,174,047       --        6,174,047
   United States..........................................      --       26,220,125       --       26,220,125
Agency Obligations........................................      --        8,219,459       --        8,219,459
Securities Lending Collateral.............................      --       13,886,390       --       13,886,390
Forward Currency Contracts**..............................      --         (610,495)      --         (610,495)
                                                               ---     ------------      ---     ------------
TOTAL.....................................................      --     $153,542,941       --     $153,542,941
                                                               ===     ============      ===     ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                      VA               VA              VA
                                                                 U.S. Targeted     U.S. Large     International
                                                                     Value           Value            Value
                                                                   Portfolio       Portfolio        Portfolio
                                                                 -------------    ------------    -------------
ASSETS:
Investments at Value (including $7,332, $4,374 and $9,545 of
   securities on loan, respectively)..........................    $    102,752    $    150,983     $     98,388
Temporary Cash Investments at Value & Cost....................             285               2               --
Collateral Received from Securities on Loan at Value & Cost ..             100             100              996
Affiliated Collateral Received from Securities on Loan at
   Value & Cost...............................................           7,443           4,390            9,000
Foreign Currencies at Value...................................              --              --               49
Cash..........................................................              --              --              262
Receivables:
   Investment Securities Sold.................................              29             144            1,673
   Dividends, Interest and Tax Reclaims.......................              30             187              293
   Securities Lending Income..................................               6               2               12
   Fund Shares Sold...........................................              58              86               67
Unrealized Gain on Foreign Currency Contracts.................              --              --                1
                                                                  ------------    ------------     ------------
       Total Assets...........................................         110,703         155,894          110,741
                                                                  ------------    ------------     ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...........................           7,543           4,490            9,996
   Fund Shares Redeemed.......................................             275             226               74
   Due to Advisor.............................................              31              32               34
   Loan Payable...............................................              --              88            1,468
Accrued Expenses and Other Liabilities........................               9              12               12
                                                                  ------------    ------------     ------------
       Total Liabilities......................................           7,858           4,848           11,584
                                                                  ------------    ------------     ------------
NET ASSETS....................................................    $    102,845    $    151,046     $     99,157
                                                                  ============    ============     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).......................       8,175,763       8,938,436        9,165,235
                                                                  ============    ============     ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE............................................    $      12.58    $      16.90     $      10.82
                                                                  ============    ============     ============
Investments at Cost...........................................    $     97,735    $    128,655     $    111,922
                                                                  ============    ============     ============
Foreign Currencies at Cost....................................    $         --    $         --     $         50
                                                                  ============    ============     ============
NET ASSETS CONSIST OF:
Paid-In Capital...............................................    $    109,711    $    129,350     $    113,015
Undistributed Net Investment Income (Distributions in Excess
   of Net Investment Income)..................................             722           2,102            2,933
Accumulated Net Realized Gain (Loss)..........................         (12,605)         (2,734)          (3,253)
Net Unrealized Foreign Exchange Gain (Loss)...................              --              --               (3)
Net Unrealized Appreciation (Depreciation)....................           5,017          22,328          (13,535)
                                                                  ------------    ------------     ------------
NET ASSETS....................................................    $    102,845    $    151,046     $     99,157
                                                                  ============    ============     ============
(1) NUMBER OF SHARES AUTHORIZED...............................     100,000,000     100,000,000      100,000,000
                                                                  ============    ============     ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                                 VA               VA             VA
                                                                            International     Short-Term       Global
                                                                                Small           Fixed           Bond
                                                                              Portfolio       Portfolio       Portfolio
                                                                            -------------    ------------   ------------
ASSETS:
Investments at Value (including $10,849, $3,482 and $13,561 of
   securities on loan, respectively).....................................    $     86,102    $    111,170   $    140,267
Temporary Cash Investments at Value & Cost...............................              --             752             --
Collateral Received from Securities on Loan at Value & Cost..............             583             100            886
Affiliated Collateral Received from Securities on Loan at Value & Cost ..          11,000           3,460         13,000
Foreign Currencies at Value..............................................              58              --            162
Cash.....................................................................               3              --            833
Receivables:
   Investment Securities Sold............................................             696              --          1,190
   Dividends, Interest and Tax Reclaims..................................             267             463          1,191
   Securities Lending Income.............................................              17              --              2
   Fund Shares Sold......................................................              45              51             98
Unrealized Gain on Forward Currency Contracts............................              --              --             56
Unrealized Gain on Foreign Currency Contracts............................               1              --             --
                                                                             ------------    ------------   ------------
       Total Assets......................................................          98,772         115,996        157,685
                                                                             ------------    ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned......................................          11,583           3,560         13,886
   Investment Securities Purchased.......................................              --              --          1,465
   Fund Shares Redeemed..................................................              42             364            438
   Due to Advisor........................................................              36              23             28
   Loan Payable..........................................................             494              --             --
Unrealized Loss on Forward Currency Contracts............................              --              --            666
Unrealized Loss on Foreign Currency Contracts............................               1              --             --
Accrued Expenses and Other Liabilities...................................              12               9             12
                                                                             ------------    ------------   ------------
       Total Liabilities.................................................          12,168           3,956         16,495
                                                                             ------------    ------------   ------------
NET ASSETS...............................................................    $     86,604    $    112,040   $    141,190
                                                                             ============    ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................       8,638,931      10,914,807     12,629,784
                                                                             ============    ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE.................................................................    $      10.02    $      10.26   $      11.18
                                                                             ============    ============   ============
Investments at Cost......................................................    $     91,262    $    110,868   $    136,482
                                                                             ============    ============   ============
Foreign Currencies at Cost...............................................    $         58    $         --   $        162
                                                                             ============    ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................................    $     88,770    $    111,103   $    133,513
Undistributed Net Investment Income (Distributions in Excess of Net
   Investment Income)....................................................           1,555             391          2,589
Accumulated Net Realized Gain (Loss).....................................           1,442             244          1,905
Net Unrealized Foreign Exchange Gain (Loss)..............................              (3)             --           (602)
Net Unrealized Appreciation (Depreciation)...............................          (5,160)            302          3,785
                                                                             ------------    ------------   ------------
NET ASSETS...............................................................    $     86,604    $    112,040   $    141,190
                                                                             ============    ============   ============
(1) NUMBER OF SHARES AUTHORIZED..........................................     100,000,000     100,000,000    100,000,000
                                                                             ============    ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                              VA U.S.                   VA
                                                             Targeted    VA U.S.   International
                                                               Value   Large Value     Value
                                                             Portfolio  Portfolio    Portfolio
                                                             --------- ----------- -------------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $0, $0
      and $284, respectively)...............................  $ 1,294    $ 2,943      $3,662
   Interest.................................................        1          1           1
   Income from Securities Lending...........................       78         84         191
                                                              -------    -------      ------
      Total Investment Income...............................    1,373      3,028       3,854
                                                              -------    -------      ------
Expenses
   Investment Advisory Services Fees........................      342        341         380
   Accounting & Transfer Agent Fees.........................       31         34          35
   Custodian Fees...........................................       11          6          38
   Shareholders' Reports....................................        2          3           2
   Filing Fees..............................................       --          1           1
   Directors'/Trustees' Fees & Expenses.....................        1          1           1
   Professional Fees........................................       10         16          11
   Other....................................................        1          3           4
                                                              -------    -------      ------
      Total Expenses........................................      398        405         472
                                                              -------    -------      ------
   Fees Paid Indirectly.....................................       --         --          --
                                                              -------    -------      ------
   Net Investment Income (Loss).............................      975      2,623       3,382
                                                              -------    -------      ------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
      Investment Securities Sold............................    2,632      1,976         260
      Foreign Currency Transactions.........................       --         --          (5)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............   10,707     18,328         284
      Translation of Foreign Currency Denominated Amounts...       --         --          (9)
                                                              -------    -------      ------
   Net Realized and Unrealized Gain (Loss)..................   13,339     20,304         530
                                                              -------    -------      ------
Net Increase (Decrease) in Net Assets Resulting from
   Operations...............................................  $14,314    $22,927      $3,912
                                                              =======    =======      ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                  VA           VA
                                                             International Short-Term VA Global
                                                                 Small       Fixed      Bond
                                                               Portfolio   Portfolio  Portfolio
                                                             ------------- ---------- ---------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $188, $0
      and $0, respectively).................................    $2,308          --         --
   Interest.................................................        --        $799     $2,549
   Income from Securities Lending...........................       212          12         16
                                                                ------        ----     ------
         Total Investment Income............................     2,520         811      2,565
                                                                ------        ----     ------
Expenses
   Investment Advisory Services Fees........................       401         284        320
   Accounting & Transfer Agent Fees.........................        34          32         39
   Custodian Fees...........................................        51           2          9
   Shareholders' Reports....................................         2           3          3
   Filing Fees..............................................         1          --          2
   Directors'/Trustees' Fees & Expenses.....................         1           1          1
   Professional Fees........................................         9          13         15
   Other....................................................         5           1          2
                                                                ------        ----     ------
         Total Expenses.....................................       504         336        391
                                                                ------        ----     ------
   Fees Paid Indirectly.....................................        --          --         (2)
                                                                ------        ----     ------
   Net Expenses.............................................       504         336        389
                                                                ------        ----     ------
   Net Investment Income (Loss).............................     2,016         475      2,176
                                                                ------        ----     ------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
      Investment Securities Sold............................     1,618         258      2,304
      Foreign Currency Transactions.........................        15          --         95
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............     1,524         116        884
      Translation of Foreign Currency Denominated Amounts...        (5)         --       (242)
                                                                ------        ----     ------
   Net Realized and Unrealized Gain (Loss)..................     3,152         374      3,041
                                                                ------        ----     ------
Net Increase (Decrease) in Net Assets Resulting from
   Operations...............................................    $5,168        $849     $5,217
                                                                ======        ====     ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                              VA U.S. Targeted Value Portfolio   VA U.S. Large Value Portfolio
                                                              --------------------------------   -----------------------------
                                                                   Year              Year             Year            Year
                                                                  Ended             Ended            Ended           Ended
                                                                 Oct. 31,          Oct. 31,         Oct. 31,        Oct. 31,
                                                                   2012              2011             2012            2011
                                                              --------------    --------------   --------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)..............................    $    975          $    804         $  2,623        $  2,059
   Net Realized Gain (Loss) on:
      Investment Securities Sold.............................       2,632             2,784            1,976           4,218
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities..................................      10,707             2,801           18,328             972
                                                                 --------          --------         --------        --------
         Net Increase (Decrease) in Net Assets
            Resulting from Operations........................      14,314             6,389           22,927           7,249
                                                                 --------          --------         --------        --------
Distributions From:
   Net Investment Income.....................................        (709)             (634)          (2,165)         (2,142)
                                                                 --------          --------         --------        --------
         Total Distributions.................................        (709)             (634)          (2,165)         (2,142)
                                                                 --------          --------         --------        --------
Capital Share Transactions (1):
   Shares Issued.............................................      18,588            11,568           24,293          21,079
   Shares Issued in Lieu of Cash Distributions...............         709               634            2,165           2,142
   Shares Redeemed...........................................     (18,902)          (22,963)         (20,067)        (27,107)
                                                                 --------          --------         --------        --------
         Net Increase (Decrease) from Capital Share
            Transactions.....................................         395           (10,761)           6,391          (3,886)
                                                                 --------          --------         --------        --------
         Total Increase (Decrease) in Net Assets.............      14,000            (5,006)          27,153           1,221
Net Assets
   Beginning of Period.......................................      88,845            93,851          123,893         122,672
                                                                 --------          --------         --------        --------
   End of Period.............................................    $102,845          $ 88,845         $151,046        $123,893
                                                                 ========          ========         ========        ========
(1) Shares Issued and Redeemed:
   Shares Issued.............................................       1,591             1,032            1,576           1,399
   Shares Issued in Lieu of Cash Distributions...............          66                56              154             148
   Shares Redeemed...........................................      (1,595)           (1,994)          (1,279)         (1,769)
                                                                 --------          --------         --------        --------
         Net Increase (Decrease) from Shares Issued and
            Redeemed.........................................          62              (906)             451            (222)
                                                                 ========          ========         ========        ========
Undistributed Net Investment Income (Distributions in
   Excess of Net Investment Income)..........................    $    722          $    452         $  2,102        $  1,644

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                           VA International Value Portfolio   VA International Small Portfolio
                                                           --------------------------------   --------------------------------
                                                                Year              Year             Year              Year
                                                               Ended             Ended            Ended             Ended
                                                              Oct. 31,          Oct. 31,         Oct. 31,          Oct. 31,
                                                                2012              2011             2012              2011
                                                           --------------    --------------   --------------    --------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)...........................    $  3,382          $  3,179         $  2,016          $  1,853
   Net Realized Gain (Loss) on:
      Investment Securities Sold..........................         260             1,044            1,618             4,352
      Foreign Currency Transactions.......................          (5)               23               15                12
   Change in Unrealized Appreciation (Depreciation)
      of:
      Investment Securities and Foreign Currency..........         284           (12,358)           1,524            (7,562)
      Translation of Foreign Currency Denominated
         Amounts..........................................          (9)               (5)              (5)               (4)
                                                              --------          --------         --------          --------
         Net Increase (Decrease) in Net Assets
            Resulting from Operations.....................       3,912            (8,117)           5,168            (1,349)
                                                              --------          --------         --------          --------
Distributions From:
   Net Investment Income..................................      (3,413)           (2,109)          (2,316)           (1,598)
   Net Long-Term Gains....................................          --                --           (2,935)               --
                                                              --------          --------         --------          --------
         Total Distributions..............................      (3,413)           (2,109)          (5,251)           (1,598)
                                                              --------          --------         --------          --------
Capital Share Transactions (1):
   Shares Issued..........................................      16,441            20,586           15,941            12,626
   Shares Issued in Lieu of Cash Distributions............       3,413             2,109            5,251             1,598
   Shares Redeemed........................................     (14,646)          (22,620)         (10,295)          (13,635)
                                                              --------          --------         --------          --------
         Net Increase (Decrease) from Capital Share
            Transactions..................................       5,208                75           10,897               589
                                                              --------          --------         --------          --------
         Total Increase (Decrease) in Net Assets..........       5,707           (10,151)          10,814            (2,358)
Net Assets
   Beginning of Period....................................      93,450           103,601           75,790            78,148
                                                              --------          --------         --------          --------
   End of Period..........................................    $ 99,157          $ 93,450         $ 86,604          $ 75,790
                                                              ========          ========         ========          ========
(1) Shares Issued and Redeemed:
   Shares Issued..........................................       1,618             1,722            1,676             1,139
   Shares Issued in Lieu of Cash Distributions............         349               176              593               148
   Shares Redeemed........................................      (1,400)           (1,885)          (1,058)           (1,218)
                                                              --------          --------         --------          --------
         Net Increase (Decrease) from Shares Issued
            and Redeemed..................................         567                13            1,211                69
                                                              ========          ========         ========          ========
Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income)....................    $  2,933          $  2,880         $  1,555          $  1,669

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                VA Short-Term Fixed Portfolio   VA Global Bond Portfolio
                                                                -----------------------------   ------------------------
                                                                    Year            Year           Year          Year
                                                                   Ended           Ended          Ended         Ended
                                                                  Oct. 31,        Oct. 31,       Oct. 31,      Oct. 31,
                                                                    2012            2011           2012          2011
                                                                ------------   --------------   ----------    ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)................................   $    475        $    425       $  2,176      $  2,528
   Net Realized Gain (Loss) on:
      Investment Securities Sold...............................        258             280          2,304         2,667
      Foreign Currency Transactions............................         --              --             95           893
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency...............        116            (244)           884        (2,356)
      Translation of Foreign Currency Denominated Amounts......         --              --           (242)           46
                                                                  --------        --------       --------      --------
         Net Increase (Decrease) in Net Assets Resulting
            from Operations....................................        849             461          5,217         3,778
                                                                  --------        --------       --------      --------
Distributions From:
   Net Investment Income.......................................       (425)           (489)        (3,526)       (4,536)
   Net Short-Term Gains........................................        (44)           (262)          (578)         (455)
   Net Long-Term Gains.........................................       (246)           (149)        (2,075)       (2,681)
                                                                  --------        --------       --------      --------
         Total Distributions...................................       (715)           (900)        (6,179)       (7,672)
                                                                  --------        --------       --------      --------
Capital Share Transactions (1):
   Shares Issued...............................................     31,667          39,004         29,099        32,786
   Shares Issued in Lieu of Cash Distributions.................        715             900          6,179         7,672
   Shares Redeemed.............................................    (35,977)        (13,130)       (24,338)      (13,306)
                                                                  --------        --------       --------      --------
         Net Increase (Decrease) from Capital Share
            Transactions.......................................     (3,595)         26,774         10,940        27,152
                                                                  --------        --------       --------      --------
         Total Increase (Decrease) in Net Assets...............     (3,461)         26,335          9,978        23,258
Net Assets
   Beginning of Period.........................................    115,501          89,166        131,212       107,954
                                                                  --------        --------       --------      --------
   End of Period...............................................   $112,040        $115,501       $141,190      $131,212
                                                                  ========        ========       ========      ========
(1) Shares Issued and Redeemed:
   Shares Issued...............................................      3,096           3,811          2,642         2,972
   Shares Issued in Lieu of Cash Distributions.................         70              88            578           714
   Shares Redeemed.............................................     (3,517)         (1,281)        (2,222)       (1,189)
                                                                  --------        --------       --------      --------
         Net Increase (Decrease) from Shares Issued and
            Redeemed...........................................       (351)          2,618            998         2,497
                                                                  ========        ========       ========      ========
Undistributed Net Investment Income (Distributions in
   Excess of Net Investment Income)............................   $    391        $    341       $  2,589      $  3,454

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            VA U.S. Targeted Value Portfolio
                                                             -------------------------------------------------------------
                                                               Year      Year     Year     Year      Period         Year
                                                              Ended     Ended    Ended    Ended   Dec. 1, 2007     Ended
                                                             Oct. 31,  Oct. 31, Oct. 31, Oct. 31,      to         Nov. 30,
                                                               2012      2011     2010     2009   Oct. 31, 2008     2007
                                                             --------  -------- -------- -------- -------------   --------
Net Asset Value, Beginning of Period........................ $  10.95  $ 10.40  $  8.27  $  8.13     $ 13.25      $  17.23
                                                             --------  -------  -------  -------     -------      --------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........................     0.12     0.09     0.07     0.08        0.12          0.15
   Net Gains (Losses) on Securities (Realized and
      Unrealized)...........................................     1.60     0.53     2.15     0.24       (3.98)        (1.85)
                                                             --------  -------  -------  -------     -------      --------
      Total from Investment Operations......................     1.72     0.62     2.22     0.32       (3.86)        (1.70)
                                                             --------  -------  -------  -------     -------      --------
Less Distributions
   Net Investment Income....................................    (0.09)   (0.07)   (0.09)   (0.14)      (0.14)        (0.14)
   Net Realized Gains.......................................       --       --       --    (0.04)      (1.12)        (2.14)
                                                             --------  -------  -------  -------     -------      --------
      Total Distributions...................................    (0.09)   (0.07)   (0.09)   (0.18)      (1.26)        (2.28)
                                                             --------  -------  -------  -------     -------      --------
Net Asset Value, End of Period.............................. $  12.58  $ 10.95  $ 10.40  $  8.27     $  8.13      $  13.25
                                                             ========  =======  =======  =======     =======      ========
Total Return................................................    15.82%    5.94%   27.00%    4.32%     (32.03)%(C)   (11.45)%
                                                             --------  -------  -------  -------     -------      --------
Net Assets, End of Period (thousands)....................... $102,845  $88,845  $93,851  $67,307     $69,829      $101,695
Ratio of Expenses to Average Net Assets.....................     0.41%    0.40%    0.42%    0.45%       0.50%(B)      0.56%
Ratio of Net Investment Income to Average Net Assets........     1.00%    0.82%    0.68%    1.11%       1.24%(B)      1.01%
Portfolio Turnover Rate.....................................       21%      14%      32%      19%         23%(C)        32%

                                                                               VA U.S. Large Value Portfolio
                                                             ---------------------------------------------------------------
                                                               Year      Year      Year      Year      Period         Year
                                                              Ended     Ended     Ended     Ended   Dec. 1, 2007     Ended
                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,      to         Nov. 30,
                                                               2012      2011      2010      2009   Oct. 31, 2008     2007
                                                             --------  --------  --------  -------- -------------   --------
Net Asset Value, Beginning of Period........................ $  14.60  $  14.09  $  11.94  $ 11.10     $ 17.45      $  18.89
                                                             --------  --------  --------  -------     -------      --------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........................     0.30      0.24      0.25     0.23        0.27          0.24
   Net Gains (Losses) on Securities (Realized and
      Unrealized)...........................................     2.26      0.52      2.12     0.92       (6.40)        (0.30)
                                                             --------  --------  --------  -------     -------      --------
      Total from Investment Operations......................     2.56      0.76      2.37     1.15       (6.13)        (0.06)
                                                             --------  --------  --------  -------     -------      --------
Less Distributions
   Net Investment Income....................................    (0.26)    (0.25)    (0.22)   (0.31)      (0.22)        (0.22)
   Net Realized Gains.......................................       --        --        --       --          --         (1.16)
                                                             --------  --------  --------  -------     -------      --------
      Total Distributions...................................    (0.26)    (0.25)    (0.22)   (0.31)      (0.22)        (1.38)
                                                             --------  --------  --------  -------     -------      --------
Net Asset Value, End of Period.............................. $  16.90  $  14.60  $  14.09  $ 11.94     $ 11.10      $  17.45
                                                             ========  ========  ========  =======     =======      ========
Total Return................................................    17.87%     5.37%    20.08%   11.01%     (35.56)%(C)    (0.47)%
                                                             --------  --------  --------  -------     -------      --------
Net Assets, End of Period (thousands)....................... $151,046  $123,893  $122,672  $99,834     $89,009      $140,825
Ratio of Expenses to Average Net Assets.....................     0.30%     0.29%     0.30%    0.33%       0.31%(B)      0.28%
Ratio of Net Investment Income to Average Net Assets........     1.92%     1.59%     1.87%    2.24%       1.86%(B)      1.28%
Portfolio Turnover Rate.....................................       12%       15%       33%      38%         21%(C)         9%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            VA International Value Portfolio
                                                             --------------------------------------------------------------
                                                               Year     Year      Year      Year      Period         Year
                                                              Ended    Ended     Ended     Ended   Dec. 1, 2007     Ended
                                                             Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,      to         Nov. 30,
                                                               2012     2011      2010      2009   Oct. 31, 2008     2007
                                                             -------- --------  --------  -------- -------------   --------
Net Asset Value, Beginning of Period........................ $ 10.87  $ 12.07   $  11.22  $ 10.20     $ 21.98      $  20.37
                                                             -------  -------   --------  -------     -------      --------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........................    0.37     0.37       0.25     0.27        0.57          0.67
   Net Gains (Losses) on Securities (Realized and
      Unrealized)...........................................   (0.02)   (1.32)      0.89     2.47       (9.89)         2.68
                                                             -------  -------   --------  -------     -------      --------
      Total from Investment Operations......................    0.35    (0.95)      1.14     2.74       (9.32)         3.35
                                                             -------  -------   --------  -------     -------      --------
Less Distributions
   Net Investment Income....................................   (0.40)   (0.25)     (0.29)   (0.54)      (0.66)        (0.56)
   Net Realized Gains.......................................      --       --         --    (1.18)      (1.80)        (1.18)
                                                             -------  -------   --------  -------     -------      --------
      Total Distributions...................................   (0.40)   (0.25)     (0.29)   (1.72)      (2.46)        (1.74)
                                                             -------  -------   --------  -------     -------      --------
Net Asset Value, End of Period.............................. $ 10.82  $ 10.87   $  12.07  $ 11.22     $ 10.20      $  21.98
                                                             =======  =======   ========  =======     =======      ========
Total Return................................................    3.57%   (8.08)%    10.35%   33.92%     (47.39)%(C)    17.66%
                                                             -------  -------   --------  -------     -------      --------
Net Assets, End of Period (thousands)....................... $99,157  $93,450   $103,601  $75,350     $60,973      $114,279
Ratio of Expenses to Average Net Assets.....................    0.50%    0.49%      0.50%    0.52%       0.49%(B)      0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees
   Paid Indirectly).........................................    0.50%    0.49%      0.50%    0.52%       0.49%(B)      0.47%
Ratio of Net Investment Income to Average Net Assets........    3.56%    3.02%      2.28%    3.03%       3.73%(B)      3.18%
Portfolio Turnover Rate.....................................      17%      19%        21%      20%         18%(C)        19%

                                                                            VA International Small Portfolio
                                                             -------------------------------------------------------------
                                                               Year     Year      Year     Year      Period         Year
                                                              Ended    Ended     Ended    Ended   Dec. 1, 2007     Ended
                                                             Oct. 31, Oct. 31,  Oct. 31, Oct. 31,      to         Nov. 30,
                                                               2012     2011      2010     2009   Oct. 31, 2008     2007
                                                             -------- --------  -------- -------- -------------   --------
Net Asset Value, Beginning of Period........................ $ 10.20  $ 10.62   $  9.20  $  7.33     $ 15.41      $  14.76
                                                             -------  -------   -------  -------     -------      --------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........................    0.24     0.25      0.18     0.18        0.32          0.28
   Net Gains (Losses) on Securities (Realized and
      Unrealized)...........................................    0.28    (0.45)     1.42     2.46       (6.75)         1.63
                                                             -------  -------   -------  -------     -------      --------
      Total from Investment Operations......................    0.52    (0.20)     1.60     2.64       (6.43)         1.91
                                                             -------  -------   -------  -------     -------      --------
Less Distributions
   Net Investment Income....................................   (0.31)   (0.22)    (0.18)   (0.28)      (0.27)        (0.28)
   Net Realized Gains.......................................   (0.39)      --        --    (0.49)      (1.38)        (0.98)
                                                             -------  -------   -------  -------     -------      --------
      Total Distributions...................................   (0.70)   (0.22)    (0.18)   (0.77)      (1.65)        (1.26)
                                                             -------  -------   -------  -------     -------      --------
Net Asset Value, End of Period.............................. $ 10.02  $ 10.20   $ 10.62  $  9.20     $  7.33      $  15.41
                                                             =======  =======   =======  =======     =======      ========
Total Return................................................    6.05%   (2.03)%   17.68%   41.04%     (46.30)%(C)    13.94%
                                                             -------  -------   -------  -------     -------      --------
Net Assets, End of Period (thousands)....................... $86,604  $75,790   $78,148  $58,954     $44,770      $ 79,720
Ratio of Expenses to Average Net Assets.....................    0.63%    0.62%     0.63%    0.66%       0.62%(B)      0.62%
Ratio of Expenses to Average Net Assets (Excluding Fees
   Paid Indirectly).........................................    0.63%    0.62%     0.63%    0.66%       0.62%(B)      0.62%
Ratio of Net Investment Income to Average Net Assets........    2.51%    2.26%     1.87%    2.41%       2.90%(B)      1.84%
Portfolio Turnover Rate.....................................      13%      13%        9%      14%         18%(C)        20%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             VA Short-Term Fixed Portfolio
                                                             -------------------------------------------------------------
                                                               Year      Year      Year     Year      Period        Year
                                                              Ended     Ended     Ended    Ended   Dec. 1, 2007    Ended
                                                             Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,      to        Nov. 30,
                                                               2012      2011      2010     2009   Oct. 31, 2008    2007
                                                             --------  --------  -------- -------- -------------  --------
Net Asset Value, Beginning of Period........................ $  10.25  $  10.31  $ 10.42  $ 10.34     $ 10.56     $  10.44
                                                             --------  --------  -------  -------     -------     --------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........................     0.04      0.04     0.06     0.19        0.29         0.51
   Net Gains (Losses) on Securities (Realized and
      Unrealized)...........................................     0.04      0.01     0.05     0.20       (0.04)       (0.01)
                                                             --------  --------  -------  -------     -------     --------
      Total from Investment Operations......................     0.08      0.05     0.11     0.39        0.25         0.50
                                                             --------  --------  -------  -------     -------     --------
Less Distributions
   Net Investment Income....................................    (0.04)    (0.06)   (0.16)   (0.31)      (0.47)       (0.38)
   Net Realized Gains.......................................    (0.03)    (0.05)   (0.06)      --          --           --
                                                             --------  --------  -------  -------     -------     --------
      Total Distributions...................................    (0.07)    (0.11)   (0.22)   (0.31)      (0.47)       (0.38)
                                                             --------  --------  -------  -------     -------     --------
Net Asset Value, End of Period.............................. $  10.26  $  10.25  $ 10.31  $ 10.42     $ 10.34     $  10.56
                                                             ========  ========  =======  =======     =======     ========
Total Return................................................     0.73%     0.42%    1.09%    3.84%       2.48%(C)     4.99%
                                                             --------  --------  -------  -------     -------     --------
Net Assets, End of Period (thousands)....................... $112,040  $115,501  $89,166  $82,248     $86,805     $ 83,736
Ratio of Expenses to Average Net Assets.....................     0.30%     0.29%    0.30%    0.34%       0.31%(B)     0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees
   Paid Indirectly).........................................     0.30%     0.29%    0.30%    0.34%       0.31%(B)     0.31%
Ratio of Net Investment Income to Average Net Assets........     0.42%     0.42%    0.60%    1.85%       3.03%(B)     4.93%
Portfolio Turnover Rate.....................................       85%       66%      79%      68%         20%(C)       22%

                                                                                VA Global Bond Portfolio
                                                             --------------------------------------------------------------
                                                               Year      Year      Year      Year      Period        Year
                                                              Ended     Ended     Ended     Ended   Dec. 1, 2007    Ended
                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,      to        Nov. 30,
                                                               2012      2011      2010      2009   Oct. 31, 2008    2007
                                                             --------  --------  --------  -------- -------------  --------
Net Asset Value, Beginning of Period........................ $  11.28  $  11.82  $  11.44  $ 10.97     $ 10.95     $  10.46
                                                             --------  --------  --------  -------     -------     --------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........................     0.18      0.23      0.30     0.28        0.24         0.32
   Net Gains (Losses) on Securities (Realized and
      Unrealized)...........................................     0.25      0.06      0.54     0.57          --         0.21
                                                             --------  --------  --------  -------     -------     --------
      Total from Investment Operations......................     0.43      0.29      0.84     0.85        0.24         0.53
                                                             --------  --------  --------  -------     -------     --------
Less Distributions
   Net Investment Income....................................    (0.30)    (0.49)    (0.46)   (0.38)      (0.22)       (0.04)
   Net Realized Gains.......................................    (0.23)    (0.34)       --       --          --           --
                                                             --------  --------  --------  -------     -------     --------
      Total Distributions...................................    (0.53)    (0.83)    (0.46)   (0.38)      (0.22)       (0.04)
                                                             --------  --------  --------  -------     -------     --------
Net Asset Value, End of Period.............................. $  11.18  $  11.28  $  11.82  $ 11.44     $ 10.97     $  10.95
                                                             ========  ========  ========  =======     =======     ========
Total Return................................................     3.97%     2.77%     7.61%    7.93%       2.18%(C)     5.06%
                                                             --------  --------  --------  -------     -------     --------
Net Assets, End of Period (thousands)....................... $141,190  $131,212  $107,954  $89,641     $92,313     $ 96,146
Ratio of Expenses to Average Net Assets.....................     0.29%     0.29%     0.31%    0.34%       0.32%(B)     0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees
   Paid Indirectly).........................................     0.29%     0.29%     0.31%    0.34%       0.32%(B)     0.31%
Ratio of Net Investment Income to Average Net Assets........     1.61%     2.10%     2.64%    2.51%       2.42%(B)     3.02%
Portfolio Turnover Rate.....................................       63%       71%       80%      65%         61%(C)       85%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, six of which (the "Portfolios") are included in this report. The remaining sixty-one are presented in separate reports. The Portfolios are only available through a select group of insurance products.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

     Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Debt securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the ove-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded and are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

     A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked-to-market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

     The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

     The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

             VA U.S. Targeted Value Portfolio.............   0.35%
             VA U.S. Large Value Portfolio................   0.25%
             VA International Value Portfolio.............   0.40%
             VA International Small Portfolio.............   0.50%
             VA Short-Term Fixed Portfolio................   0.25%
             VA Global Bond Portfolio.....................   0.24%*

--------
* The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Earned Income Credit:

     In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                        Fees Paid
                                                        Indirectly
                                                        ----------
             VA International Value Portfolio........       --
             VA International Small Portfolio........       --
             VA Global Bond Portfolio................      $ 2

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             VA U.S. Targeted Value Portfolio................   $3
             VA U.S. Large Value Portfolio...................    4
             VA International Value Portfolio................    3
             VA International Small Portfolio................    2
             VA Short-Term Fixed Portfolio...................    3
             VA Global Bond Portfolio........................    3

E. Purchases and Sales of Securities:

     For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                             U.S. Government  Other Investment
                                               Securities        Securities
                                            ----------------- -----------------
                                            Purchases  Sales  Purchases  Sales
                                            --------- ------- --------- -------
VA U.S. Targeted Value Portfolio.........         --       --  $20,862  $20,298
VA U.S. Large Value Portfolio............         --       --   22,853   15,889
VA International Value Portfolio.........         --       --   21,434   16,407
VA International Small Portfolio.........         --       --   18,755   10,705
VA Short-Term Fixed Portfolio............    $29,298  $43,293   69,616   44,133
VA Global Bond Portfolio.................      9,372   10,642   83,035   73,462

F. Federal Income Taxes:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to realized gains on securities considered to be "passive foreign investment companies" and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                       Increase      Increase
                                                      (Decrease)    (Decrease)
                                                    Undistributed  Accumulated
                                                    Net Investment Net Realized
                                                        Income        Gains
                                                    -------------- ------------
VA U.S. Targeted Value Portfolio.................        $  4         $  (4)
VA U.S. Large Value Portfolio....................          --            --
VA International Value Portfolio.................          84           (84)
VA International Small Portfolio.................         186          (186)
VA Short-Term Fixed Portfolio....................          --            --
VA Global Bond Portfolio.........................         485          (485)

     The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
VA U.S. Targeted Value Portfolio
2011......................................        $634           --       $634
2012......................................         709           --        709

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains Total
                                            -------------- ------------- ------
VA U.S. Large Value Portfolio
2011.....................................       $2,142            --     $2,142
2012.....................................        2,165            --      2,165
VA International Value Portfolio
2011.....................................        2,109            --      2,109
2012.....................................        3,413            --      3,413
VA International Small Portfolio
2011.....................................        1,598            --      1,598
2012.....................................        2,316        $2,935      5,251
VA Short-Term Fixed Portfolio
2011.....................................          751           149        900
2012.....................................          469           246        715
VA Global Bond Portfolio
2011.....................................        4,991         2,681      7,672
2012.....................................        4,104         2,075      6,179

     At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                               Total Net
                                     Net Investment                            Distributable
                                       Income and   Undistributed   Capital      Earnings/
                                       Short-Term     Long-Term       Loss     (Accumulated
                                     Capital Gains  Capital Gains Carryforward    Losses)
                                     -------------- ------------- ------------ -------------
VA U.S. Targeted Value Portfolio..       $  751            --       $(12,293)    $(11,542)
VA U.S. Large Value Portfolio.....        2,105            --         (2,723)        (618)
VA International Value Portfolio..        2,943            --         (3,249)        (306)
VA International Small Portfolio..        1,951        $1,443             --        3,394
VA Short-Term Fixed Portfolio.....          516           123             --          639
VA Global Bond Portfolio..........        2,227         1,666             --        3,893

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

                                                           Expires on
                                                           October 31,
                                                          -------------
                                                           2017   2018   Total
                                                          ------ ------ -------
VA U.S. Targeted Value Portfolio.......................   $9,798 $2,495 $12,293
VA U.S. Large Value Portfolio..........................    2,723     --   2,723
VA International Value Portfolio.......................    3,249     --   3,249

During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA U.S. Targeted Value Portfolio.............   $2,630
VA U.S. Large Value Portfolio................    1,976
VA International Value Portfolio.............      171

     At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                     Federal   Unrealized    Unrealized    Appreciation
                                     Tax Cost Appreciation (Depreciation) (Depreciation)
                                     -------- ------------ -------------- --------------
VA U.S. Targeted Value Portfolio..   $105,901   $22,089       $(17,410)      $  4,679
VA U.S. Large Value Portfolio.....    133,157    36,689        (14,371)        22,318
VA International Value Portfolio..    121,929     9,142        (22,687)       (13,545)
VA International Small Portfolio..    103,239    16,691        (22,245)        (5,554)
VA Short-Term Fixed Portfolio.....    115,180       312            (10)           302
VA Global Bond Portfolio..........    150,368     3,863            (78)         3,785

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

     Summarized below are the specific types of derivative instruments used by the Portfolios.

     3. Forward Currency Contracts: The International Equity Portfolios may enter into forward currency contracts in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Equity Portfolios may, from time to time, enter into forward currency contracts to transfer balances from one currency to another currency. VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2012, VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

                                                                            Unrealized
                                                                              Foreign
Settlement                                       Contract      Value at      Exchange
  Date      Currency Amount**     Currency       Amount*   October 31, 2012 Gain (Loss)
----------  ----------------- ------------------ --------  ---------------- -----------
11/15/12         (22,338)     Denmark Kroner     $ (3,875)     $ (3,882)       $  (7)
12/10/12             339      EURO                    439           439           --
12/10/12         (15,280)     EURO                (19,263)      (19,812)        (549)
12/10/12          (2,868)     EURO                 (3,758)       (3,719)          39
12/10/12          (1,864)     EURO                 (2,434)       (2,417)          17
12/10/12          (1,055)     EURO                 (1,368)       (1,368)          --
11/15/12         (11,582)     UK Pound Sterling   (18,580)      (18,690)        (110)
                                                 --------      --------        -----
                                                 $(48,839)     $(49,449)       $(610)
                                                 ========      ========        =====

* During the year ended October 31, 2012, VAGlobal Bond Portfolio's average cost basis contract amount of forward currency contracts was $(39,265) (in thousands).
** Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

     Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

     4. Futures Contracts: The Portfolios (other than the VA Short-Term Fixed Portfolio) may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At October 31, 2012, the Portfolios had no outstanding futures contracts.

     The following is a summary of VA Global Bond Portfolio's location and value of derivative instrument holdings on VA Global Bond Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                              Asset Derivatives Value
                                 Location on the Statements ---------------------------
                                       of Assets and             Foreign Exchange
                                        Liabilities                  Contracts
                                 -------------------------- ---------------------------
VA Global Bond Portfolio......   Unrealized Gain
                                    on Forward
                                    Currency Contracts                  $56

                                                            Liability Derivatives Value
                                 Location on the Statements ---------------------------
                                       of Assets and             Foreign Exchange
                                        Liabilities                  Contracts
                                 -------------------------- ---------------------------
VA Global Bond Portfolio......   Unrealized Loss
                                    on Forward
                                    Currency Contracts                $(666)

     The following is a summary of the location of realized and change in unrealized gains and losses on VA Global Bond Portfolio's Statements of Operations for VA Global Bond Portfolio's derivative instrument holdings through the year ended October 31, 2012:

      Derivative Type          Location of Gain (Loss) on Derivatives Recognized in Income
---------------------------    -----------------------------------------------------------
Foreign exchange contracts     Net Realized Gain (Loss) on: Foreign Currency Transactions
                               Change in Unrealized Appreciation (Depreciation) of:
                                 Translation of Foreign Currency Denominated Amounts

     The following is a summary of the realized and change in unrealized gains and losses from VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2012 (amounts in thousands):

                                                Realized Gain (Loss)
                                                   on Derivatives
                                                Recognized in Income
                                                --------------------
                                                  Foreign Exchange
                                                     Contracts
                                                --------------------
VA Global Bond Portfolio.....................           $421

                                                 Change in Unrealized
                                            Appreciation (Depreciation) on
                                           Derivatives Recognized in Income
                                           --------------------------------
                                                   Foreign Exchange
                                                      Contracts
                                           --------------------------------
VA Global Bond Portfolio................                $(251)

H. Line of Credit:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands except percentage and days):

                                       Weighted      Weighted    Number of   Interest  Maximum Amount
                                        Average      Average        Days      Expense Borrowed During
                                     Interest Rate Loan Balance Outstanding* Incurred   the Period
                                     ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio..       0.88%         $389          51         --        $2,028
VA U.S. Large Value Portfolio.....       0.88%          286         137        $ 1         1,119
VA International Value Portfolio..       0.89%          323          75          1         1,966
VA International Small Portfolio..       0.90%          197          51         --           904

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Portfolio's available line of credit was utilized.

     At October 31, 2012, VA U.S. Large Value Portfolio, VA International Value Portfolio and VA International Small Portfolio had loans outstanding in the amount of $88, $1,468 and $494 (in thousands), respectively.

I. Securities Lending:

     As of October 31, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

     In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

     At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   Approximate
                                                                   Percentage
                                                      Number of  of Outstanding
                                                    Shareholders     Shares
                                                    ------------ --------------
VA U.S. Targeted Value Portfolio.................        1             59%
VA U.S. Large Value Portfolio....................        1             60%
VA International Value Portfolio.................        2             72%
VA International Small Portfolio.................        1             57%
VA Short-Term Fixed Portfolio....................        2             76%
VA Global Bond Portfolio.........................        1             65%

     The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as VA U.S. Large Value Portfolio. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to VA U.S. Large Value Portfolio in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to VA U.S. Large Value Portfolio arising from the Lawsuits. Until VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of VA U.S. Large Value Portfolio's net asset value at this time.

     The VA U.S. Large Value Portfolio also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on net asset value of VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by VA U.S. Large Value Portfolio.

M. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

     Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

     Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

     Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

     Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.


      Name, Position                            Portfolios within the
      with the Fund,      Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     Address and Age       Length of Service          Overseen             Other Directorships of Public Companies Held
------------------------- --------------------- --------------------- -------------------------------------------------------
                                             Disinterested Trustees/Directors

George M. Constantinides  Since Inception       100 portfolios in 4   Leo Melamed Professor of Finance, The University
Director of DFAIDG and                          investment companies  of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould             Since Inception       100 portfolios in 4   Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG and                          investment companies  Economics, The University of Chicago Booth School of
DIG.                                                                  Business (since 1965). Member and Chair, Competitive
Trustee of DFAITC and                                                 Markets Advisory Committee, Chicago Mercantile
DEM.                                                                  Exchange (futures trading exchange) (since 2004).
The University of Chicago                                             Formerly, Director of UNext, Inc. (1999-2006).
Booth School of Business                                              Trustee, Harbor Fund (registered investment company)
5807 S. Woodlawn                                                      (30 Portfolios) (since 1994). Formerly, Member of the
Avenue                                                                Board of Milwaukee Mutal Insurance Company (1997-2010).
Chicago, IL 60637
Age: 73

Roger G. Ibbotson         Since Inception       100 portfolios in 4   Professor in Practice of Finance, Yale School of
Director of DFAIDG and                          investment companies  Management (since 1984). Chairman, CIO and
DIG.                                                                  Partner, Zebra Capital Management, LLC (hedge
Trustee of DFAITC and                                                 fund manager) (since 2001). Consultant to Morningstar,
DEM.                                                                  Inc. (since 2006). Formerly, Chairman, Ibbotson
Yale School of                                                        Associates, Inc., Chicago, IL (software data
Management                                                            publishing and consulting) (1977-2006). Formerly,
P.O. Box 208200                                                       Director, BIRR Portfolio Analysis, Inc. (software
New Haven, CT                                                         products) (1990-2010).
06520-8200
Age: 68


      Name, Position                            Portfolios within the
      with the Fund,      Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
     Address and Age        Length of Service         Overseen             Other Directorships of Public Companies Held
------------------------- --------------------- --------------------- ------------------------------------------------------
Edward P. Lazear           Since 2010           100 portfolios in 4   Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and                          investment companies  (since 2002). Jack Steele Parker Professor of Human
DIG.                                                                  Resources Management and Economics, Graduate School of
Trustee of DFAITC and                                                 Business, Stanford University (since 1995).
DEM.                                                                  Cornerstone Research (expert testimony and economic
Stanford University                                                   and financial analysis) (since 2009). Formerly,
Graduate School of                                                    Chairman of the President George W. Bush's Council of
Business                                                              Economic Advisers (2006-2009). Formerly, Council of
518 Memorial Way                                                      Economic Advisors, State of California (2005-2006).
Stanford, CA 94305-5015                                               Formerly, Commissioner, White House Panel on Tax
Age: 64                                                               Reform (2005).


Myron S. Scholes           Since Inception      100 portfolios in 4   Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG and                          investment companies  University (since 1981). Formerly, Chairman, Platinum
DIG.                                                                  Grove Asset Management, L.P. (hedge fund) (formerly,
Trustee of DFAITC and                                                 Oak Hill Platinum Partners) (1999-2009). Formerly,
DEM.                                                                  Managing Partner, Oak Hill Capital Management (private
c/o Dimensional Fund                                                  equity firm) (until 2004). Director, American Century
Advisors, LP                                                          Fund Complex (registered investment companies) (40
6300 Bee Cave Road                                                    Portfolios) (since 1980). Formerly, Director, Chicago
Building 1                                                            Mercantile Exchange (2001-2008).
Austin, TX 78746
Age: 70

Abbie J. Smith             Since 2000           100 portfolios in 4   Boris and Irene Stern Distinguished Service Professor
Director of DFAIDG and                          investment companies  of Accounting, The University of Chicago Booth School
DIG.                                                                  of Business (since 1980). Co-Director Investment
Trustee of DFAITC and                                                 Research, Fundamental Investment Advisors (hedge fund)
DEM.                                                                  (since 2008). Director, HNI Corporation (formerly
The University of Chicago                                             known as HON Industries Inc.) (office furniture)
Booth School of Business                                              (since 2000). Director, Ryder System Inc.
5807 S. Woodlawn                                                      (transportation, logistics and supply-chain
Avenue                                                                management) (since 2003). Trustee, UBS Funds (4
Chicago, IL 60637                                                     investment companies within the fund complex) (52
Age: 58                                                               portfolios) (since 2009).


       Name, Position                             Portfolios within the
       with the Fund,       Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
      Address and Age         Length of Service         Overseen             Other Directorships of Public Companies Held
--------------------------- --------------------- --------------------- -------------------------------------------------------
                                              Interested Trustees/Directors*

David G. Booth               Since Inception      100 portfolios in 4   Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                               investment companies  Executive Officer (since January 2010) of Dimensional
Co-Chief Executive Officer                                              Holdings Inc., Dimensional Fund Advisors LP, DFA
and President of DFAIDG                                                 Securities LLC, Dimensional Emerging Markets Value
and DIG. Chairman,                                                      Fund, DFAIDG, Dimensional Investment Group Inc. and
Trustee, Co-Chief                                                       The DFA Investment Trust Company. Director of
Executive Officer and                                                   Dimensional Fund Advisors Ltd., Dimensional Funds PLC,
President of DFAITC and                                                 Dimensional Funds II PLC, DFA Australia Limited,
DEM.                                                                    Dimensional Cayman Commodity Fund I Ltd., Dimensional
6300 Bee Cave Road,                                                     Japan Ltd. and Dimensional Advisors Ltd. Chairman,
Building One                                                            Director and Co-Chief Executive Officer of Dimensional
Austin, Texas 78746                                                     Fund Advisors Canada ULC. President, Dimensional
Age: 65                                                                 SmartNest (US) LLC. Limited Partner, Oak Hill Partners
                                                                        (since 2001) and VSC Investors, LLC (since 2007).
                                                                        Trustee, The University of Chicago. Trustee,
                                                                        University of Kansas Endowment Association. Formerly,
                                                                        Chief Executive Officer (until 2010) and Chief
                                                                        Investment Officer (2003-2007) of Dimensional Fund
                                                                        Advisors LP, DFA Securities LLC, Dimensional Emerging
                                                                        Markets Value Fund, DFAIDG, Dimensional Investment
                                                                        Group Inc., The DFA Investment Trust Company and
                                                                        Dimensional Holdings Inc. Formerly, Chief Investment
                                                                        Officer of Dimensional Fund Advisors Ltd. Formerly,
                                                                        President and Chief Investment Officer of DFA
                                                                        Australia Limited. Formerly, Director, SA Funds
                                                                        (registered investment company).

Eduardo A. Repetto           Since 2009           100 portfolios in 4   Co-Chief Executive Officer (since January 2010), Chief
Director, Co-Chief                                investment companies  Investment Officer (since March 2007) and
Executive Officer and                                                   Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of                                             Dimensional Fund Advisors LP, DFA Securities LLC,
DFAIDG and DIG.                                                         Dimensional Emerging Markets Value Fund, DFAIDG,
Trustee, Co-Chief                                                       Dimensional Investment Group Inc., The DFA Investment
Executive Officer and                                                   Trust Company and Dimensional Cayman Commodity Fund I
Chief Investment Officer of                                             Ltd. Co-Chief Executive Officer, President and Chief
DFAITC and DEM.                                                         Investment Officer of Dimensional Fund Advisors Canada
6300 Bee Cave Road,                                                     ULC. Chief Investment Officer, Vice President and
Building One                                                            Director of DFA Australia Limited. Director of
Austin, TX 78746                                                        Dimensional Fund Advisors Ltd., Dimensional Funds PLC,
Age: 45                                                                 Dimensional Funds II PLC, Dimensional Japan Ltd. and
                                                                        Dimensional Advisors Ltd. Co-Chief Executive Officer
                                                                        of Dimensional Retirement Plan Services LLC. Formerly,
                                                                        Vice President of Dimensional Holdings Inc.,
                                                                        Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                        Dimensional Emerging Markets Value Fund, DFAIDG,
                                                                        Dimensional Investment Group Inc., The DFA Investment
                                                                        Trust Company and Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                            Term of Office/1/
     Name, Position with the Fund             and Length of
                and Age                          Service                   Principal Occupation(s) During Past 5 Years
---------------------------------------  ------------------------  -----------------------------------------------------------
                                                           Officers

April A. Aandal                                 Since 2008         Vice President of all the DFA Entities. Vice President
Vice President, Global Business                                    Global Business Development of all the DFA Entities.
Development                                                        Formerly, Chief Learning Officer of Dimensional
Age: 49                                                            (2008-2011); Regional Director of Dimensional (2004-2008).

Robyn G. Alcorta                                Since 2012         Vice President of all the DFA Entities. Formerly, Vice
Vice President                                                     President Business Development at Capson Physicians
Age: 37                                                            Insurance Company (2010-2012); Vice President at Charles
                                                                   Schwab (2007-2010).

Darryl D. Avery                                 Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 46

Arthur H. Barlow                                Since 1993         Vice President of all the DFA Entities.
Vice President
Age: 56

John T. Blood                                   Since 2011         Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                     Director for Dimensional (2010-January 2011); Chief Market
Age: 43                                                            Strategist at Commonwealth Financial (2007-2010); Director
                                                                   of Research at Commonwealth Financial (2000-2007).

Scott A. Bosworth                               Since 2007         Vice President of all the DFA Entities.
Vice President
Age: 43

Valerie A. Brown                                Since 2001         Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                       Entities, DFA Australia Limited, Dimensional Fund Advisors
Secretary                                                          Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional
Age: 45                                                            Retirement Plan Services LLC, Dimensional Fund Advisors
                                                                   Pte. Ltd., Dimensional Hong Kong Limited. Director, Vice
                                                                   President and Assistant Secretary of Dimensional Fund
                                                                   Advisors Canada ULC.

David P. Butler                                 Since 2007         Vice President of all the DFA Entities. Head of Global
Vice President                                                     Financial Services of Dimensional (since 2008). Formerly,
Age: 48                                                            Regional Director of Dimensional (January 1995 to January
                                                                   2005).

Douglas M. Byrkit                               Since 2012         Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                     Director for Dimensional Fund Advisors LP (December
Age: 41                                                            2010-January 2012); Regional Director at Russell
                                                                   Investments (April 2006-December 2010).

James G. Charles                                Since 2011         Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                     Director for Dimensional (2008-2010); Vice President,
Age: 56                                                            Client Portfolio Manager at American Century Investments
                                                                   (2001-2008).

Joseph H. Chi                                   Since 2009         Vice President of all the DFA Entities. Co-Head of
Vice President                                                     Portfolio Management of Dimensional (since March 2012). Sr.
Age: 46                                                            Portfolio Manager of Dimensional (since January 2012).
                                                                   Formerly, Portfolio Manager for Dimensional (October
                                                                   2005-January 2012).

Stephen A. Clark                                Since 2004         Vice President of all the DFA Entities, DFA Australia
Vice President                                                     Limited and Dimensional Fund Advisors Canada ULC. Head of
Age: 40                                                            Institutional, North America (since March 2012). Formerly,
                                                                   Head of Portfolio Management of Dimensional (January
                                                                   2006-March 2012).

Jeffrey D. Cornell                              Since 2012         Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                     Director for Dimensional Fund Advisors LP (August
Age: 36                                                            2002-January 2012).

                                            Term of Office/1/
     Name, Position with the Fund             and Length of
                and Age                          Service                   Principal Occupation(s) During Past 5 Years
---------------------------------------  ------------------------  -----------------------------------------------------------
Robert P. Cornell                               Since 2007         Vice President of all the DFA Entities. Regional Director
Vice President                                                     of Financial Services Group of Dimensional (since August
Age: 63                                                            1993).

George H. Crane                                 Since 2010         Vice President of all the DFA Entities. Formerly, Senior
Vice President                                                     Vice President and Managing Director at State Street Bank &
Age: 57                                                            Trust Company (2007-2008); Managing Director, Head of
                                                                   Investment Administration and Operations at State Street
                                                                   Research & Management Company (2002-2005).

Christopher S. Crossan                          Since 2004         Vice President and Global Chief Compliance Officer of all
Vice President and Global Chief                                    the DFA Entities, DFA Australia Limited, Dimensional Fund
Compliance                                                         Advisors Ltd., Dimensional SmartNest LLC, Dimensional
Officer                                                            SmartNest (US) LLC and Dimensional Retirement Plan Services
Age: 46                                                            LLC. Chief Compliance Officer of Dimensional Fund Advisors
                                                                   Canada ULC.

James L. Davis                                  Since 1999         Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                                 Since 1994         Vice President of all the DFA Entities, DFA Australia
Vice President                                                     Limited and Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                                Since 2010         Vice President of all the DFA Entities. Research Associate
Vice President                                                     for Dimensional (since August 2008). Formerly, Research
Age: 40                                                            Assistant for Dimensional (April 2006-August 2008).

Robert W. Dintzner                              Since 2001         Vice President of all the DFA Entities. Chief
Vice President and Chief                                           Communications Officer of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice                              Since 1998         Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                       Entities and DFA Australia Limited. Chief Operating Officer
Secretary                                                          of Dimensional Fund Advisors Ltd. (since July 2008).
Age: 47                                                            Formerly, Vice President of Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                             Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                                  Since 2008         Vice President of all the DFA Entities. Co-Head of
Vice President                                                     Portfolio Management of Dimensional (since March 2012). Sr.
Age: 38                                                            Portfolio Manager of Dimensional (since January 2012).
                                                                   Formerly, Portfolio Manager for Dimensional (since
                                                                   September 2004).

Jeremy P. Freeman                               Since 2009         Vice President of all the DFA Entities. Senior Technology
Vice President                                                     Manager for Dimensional (since June 2006). Formerly,
Age: 41                                                            Principal at AIM Investments/Amvescap PLC (now Invesco)
                                                                   (June 1998-June 2006).

Mark R. Gochnour                                Since 2007         Vice President of all the DFA Entities. Regional Director
Vice President                                                     of Dimensional.
Age: 45

Tom M. Goodrum                                  Since 2012         Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                     Director at BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                                   Since 2000         Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                                    Since 2007         Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                     Director of Dimensional (January 2005 to February 2007).
Age: 38

                                            Term of Office/1/
     Name, Position with the Fund             and Length of
                and Age                          Service                   Principal Occupation(s) During Past 5 Years
---------------------------------------  ------------------------  ------------------------------------------------------------
Christian Gunther                               Since 2011         Vice President of all the DFA Entities. Senior Trader for
Vice President                                                     Dimensional Fund Advisors LP (since 2012). Formerly, Senior
Age: 37                                                            Trader for Dimensional Fund Advisors Ltd. (2009-2012);
                                                                   Trader for Dimensional Fund Advisors Ltd. (2008-2009);
                                                                   Trader for Dimensional Fund Advisors LP (2004-2008).

Joel H. Hefner                                  Since 2007         Vice President of all the DFA Entities. Regional Director
Vice President                                                     of Dimensional (since June 1998).
Age: 44

Julie C. Henderson                              Since 2005         Vice President and Fund Controller of all the DFA Entities
Vice President and Fund Controller                                 and Dimensional Cayman Commodity Fund I Ltd. and
Age: 38                                                            Dimensional Japan Ltd.

Kevin B. Hight                                  Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 44

Christine W. Ho                                 Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 44

Michael C. Horvath                              Since 2011         Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                     Director, Co-Head Global Consultant Relations at BlackRock
Age: 52                                                            (2004-2011).

Jeff J. Jeon                                    Since 2004         Vice President of all the DFA Entities and Dimensional
Vice President                                                     Cayman Commodity Fund I Ltd.
Age: 38

Stephen W. Jones                                Since 2012         Vice President of all the DFA Entities. Formerly,
Vice President                                                     Facilities Manager for Dimensional Fund Advisors LP
Age: 44                                                            (October 2008-January 2012); General Manager at Intereity
                                                                   Investments (March 2007-October 2008).

Patrick M. Keating                              Since 2003         Vice President and Chief Operating Officer of all the DFA
Vice President and Chief Operating                                 Entities, Dimensional Cayman Commodity Fund I Ltd.,
Officer                                                            Dimensional Japan Ltd., Dimensional Advisors Ltd.,
Age: 57                                                            Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong
                                                                   Limited and Dimensional Retirement Plan Services LLC.
                                                                   Director, Vice President and Chief Privacy Officer of
                                                                   Dimensional Fund Advisors Canada ULC. Director of DFA
                                                                   Australia Limited, Dimensional Fund Advisors Ltd.,
                                                                   Dimensional Japan Ltd., Dimensional Advisors Ltd. and
                                                                   Dimensional Fund Advisors Pte. Ltd. Director and Vice
                                                                   President of Dimensional Hong Kong Limited.

Glenn E. Kemp                                   Since 2012         Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                     Director for Dimensional Fund Advisors LP (April
Age: 64                                                            2006-January 2012).

David M. Kershner                               Since 2010         Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                     for Dimensional (since June 2004).
Age: 41

Seyun Alice Kim                                 Since 2012         Vice President of all the DFA Entities. Formerly,
Vice President                                                     Accounting Manager for Dimensional Fund Advisors LP
Age: 32                                                            (January 2006-January 2012).

Timothy R. Kohn                                 Since 2011         Vice President of all the DFA Entities. Head of Defined
Vice President                                                     Contribution Sales for Dimensional (since August 2010).
Age: 41                                                            Formerly, Chief DC Strategist, Barclays Global Investors
                                                                   (2005-2009).

Joseph F. Kolerich                              Since 2004         Vice President of all the DFA Entities. Sr. Portfolio
Vice President                                                     Manager of Dimensional (since January 2012).Formerly,
Age: 40                                                            Portfolio Manager for Dimensional (April 2007-January 2012).

Stephen W. Kurad                                Since 2011         Vice President of all the DFA Entities. Regional Director
Vice President                                                     for Dimensional (2007-2010).
Age: 43

Michael F. Lane                                 Since 2004         Vice President of all the DFA Entities. Chief Executive
Vice President                                                     Officer of Dimensional SmartNest (US) LLC (since 2012).
Age: 45

                                            Term of Office/1/
      Name, Position with the Fund            and Length of
                and Age                          Service                   Principal Occupation(s) During Past 5 Years
---------------------------------------  ------------------------- -----------------------------------------------------------
Francis R. Lao                                  Since 2011         Vice President of all the DFA Entities. Formerly, Vice
Vice President                                                     President - Global Operations at Janus Capital Group
Age: 43                                                            (2005-2011).

Juliet Lee                                      Since 2005         Vice President of all the DFA Entities. Human Resources
Vice President                                                     Manager of Dimensional (since January 2004).
Age: 41

Marlena I. Lee                                  Since 2011         Vice President of all the DFA Entities. Formerly, Research
Vice President                                                     Associate for Dimensional (July 2008-2010).
Age: 31

Apollo D. Lupescu                               Since 2009         Vice President of all the DFA Entities. Regional Director
Vice President                                                     for Dimensional (since February 2004).
Age: 43

Kenneth M. Manell                               Since 2010         Vice President of all the DFA Entities and Dimensional
Vice President                                                     Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
Age: 39                                                            September 2006). Formerly, Assistant General Counsel at
                                                                   Castle & Cooke (January 2004-September 2006).

Aaron M. Marcus                                 Since 2008         Vice President of all the DFA Entities and Head of Global
Vice President & Head of Global                                    Human Resources of Dimensional. Formerly, Global Head of
Human Resources                                                    Recruiting and Vice President of Goldman Sachs & Co. (June
Age: 42                                                            2006 to January 2008).

David R. Martin                                 Since 2007         Vice President, Chief Financial Officer and Treasurer of
Vice President, Chief Financial Officer                            all the DFA Entities. Director, Vice President, Chief
and Treasurer                                                      Financial Officer and Treasurer of Dimensional Fund
Age: 55                                                            Advisors Ltd., DFA Australia Limited, Dimensional Advisors
                                                                   Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                                   Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                                   Chief Financial Officer, Treasurer, and Vice President of
                                                                   Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                                   Dimensional Cayman Commodity Fund I Ltd. and Dimensional
                                                                   Retirement Plan Services LLC. Director of Dimensional Funds
                                                                   PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                                   Dimensional Japan Ltd.

Catherine L. Newell                      Vice President since 1997 Vice President and Secretary of all the DFA Entities and
Vice President and Secretary              and Secretary since 2000 Dimensional Retirement Plan Services LLC (since June 2012).
Age: 48                                                            Director, Vice President and Secretary of DFA Australia
                                                                   Limited and Dimensional Fund Advisors Ltd. (since February
                                                                   2002, April 1997 and May 2002, respectively). Vice
                                                                   President and Secretary of Dimensional Fund Advisors Canada
                                                                   ULC (since June 2003), Dimensional SmartNest LLC,
                                                                   Dimensional SmartNest (US) LLC, Dimensional Cayman
                                                                   Commodity Fund I Ltd., Dimensional Japan Ltd. (since
                                                                   February 2012), Dimensional Advisors Ltd. (since March
                                                                   2012), Dimensional Fund Advisors Pte. Ltd. (since June
                                                                   2012) and Dimensional Hong Kong Limited (since August
                                                                   2012). Director, Dimensional Funds PLC and Dimensional
                                                                   Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                                   Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                                   Kong Limited (since August 2012 and July 2012).

Christian A. Newton                             Since 2009         Vice President of all DFA Entities. Web Services Manager
Vice President                                                     for Dimensional (since January 2008). Formerly, Design
Age: 37                                                            Manager of Dimensional (2005-2008).

Pamela B. Noble                                 Since 2011         Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                     for Dimensional (2008-2010). Formerly, Vice President and
Age: 48                                                            Portfolio Manager at USAA Investment Management Company
                                                                   (2001-2006).

Carolyn L. O                                    Since 2010         Vice President of all the DFA Entities and Dimensional
Vice President                                                     Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
Age: 38                                                            (since 2011). Counsel for Dimensional (2007-2011).
                                                                   Formerly, Associate at K&L Gates LLP (January
                                                                   2004-September 2007).

                                            Term of Office/1/
      Name, Position with the Fund            and Length of
                and Age                          Service                   Principal Occupation(s) During Past 5 Years
---------------------------------------  ------------------------  -----------------------------------------------------------
Gerard K. O'Reilly                              Since 2007         Vice President of all the DFA Entities. Formerly, Research
Vice President                                                     Associate of Dimensional (2004 to 2006).
Age: 35

Daniel C. Ong                                   Since 2009         Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                     for Dimensional (since July 2005).
Age: 38

Kyle K. Ozaki                                   Since 2010         Vice President of all the DFA Entities. Senior Compliance
Vice President                                                     Officer for Dimensional (since January 2008). Formerly,
Age: 34                                                            Compliance Officer (February 2006-December 2007) and
                                                                   Compliance Analyst (August 2004-January 2006) for
                                                                   Dimensional.

David A. Plecha                                 Since 1993         Vice President of all the DFA Entities, DFA Australia
Vice President                                                     Limited, Dimensional Fund Advisors Ltd. and Dimensional
Age: 51                                                            Fund Advisors Canada ULC.

Allen Pu                                        Since 2011         Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                     for Dimensional (July 2006-2010).
Age: 41

Theodore W. Randall                             Since 2008         Vice President of all the DFA Entities. Formerly, Research
Vice President                                                     Associate of Dimensional (2006-2008). Systems Developer of
Age: 39                                                            Dimensional (2001-2006).

Savina B. Rizova                                Since 2012         Vice President of all the DFA Entities. Formerly, Research
Vice President                                                     Associate for Dimensional Fund Advisors LP (June
Age: 31                                                            2011-January 2012); Research Assistant for Dimensional Fund
                                                                   Advisors LP (July 2004-August 2007).

L. Jacobo Rodriguez                             Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 41

Julie A. Saft                                   Since 2010         Vice President of all the DFA Entities. Client Systems
Vice President                                                     Manager for Dimensional (since July 2008). Formerly, Senior
Age: 53                                                            Manager at Vanguard (November 1997-July 2008).

David E. Schneider                              Since 2001         Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                     Advisors Canada ULC.
Age: 66

Walid A. Shinnawi                               Since 2010         Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                     Director for Dimensional (March 2006-January 2010).
Age: 50

Bruce A. Simmons                                Since 2009         Vice President of all the DFA Entities. Investment
Vice President                                                     Operations Manager for Dimensional (since May 2007).
Age: 47                                                            Formerly, Vice President Client and Fund Reporting at
                                                                   Mellon Financial (September 2005-May 2007).

Edward R. Simpson                               Since 2007         Vice President of all the DFA Entities. Regional Director
Vice President                                                     of Dimensional (since December 2002).
Age: 44

Bryce D. Skaff                                  Since 2007         Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                     Director of Dimensional (December 1999 to January 2007).
Age: 37

Andrew D. Smith                                 Since 2011         Vice President of all the DFA Entities. Project Manager for
Vice President                                                     Dimensional (2007-2010). Formerly, Business Analyst
Age: 44                                                            Manager, National Instruments (2003-2007).

Grady M. Smith                                  Since 2004         Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                     Advisors Canada ULC.
Age: 56

Carl G. Snyder                                  Since 2000         Vice President of all the DFA Entities.
Vice President
Age: 49

Lawrence R. Spieth                              Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 64

                                            Term of Office/1/
      Name, Position with the Fund            and Length of
                and Age                          Service                   Principal Occupation(s) During Past 5 Years
---------------------------------------  ------------------------  -----------------------------------------------------------
Bradley G. Steiman                              Since 2004         Vice President of all the DFA Entities and Director and
Vice President                                                     Vice President of Dimensional Fund Advisors Canada ULC.
Age: 39

John H. Totten                                  Since 2012         Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                     Director for Dimensional Fund Advisors LP (January
Age: 34                                                            2008-January 2012).

Robert C. Trotter                               Since 2009         Vice President of all the DFA Entities. Senior Manager,
Vice President                                                     Technology for Dimensional (since March 2007). Formerly,
Age: 54                                                            Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland                                 Since 1997         Vice President of all the DFA Entities, DFA Australia
Vice President                                                     Limited, Dimensional Fund Advisors Ltd., and Dimensional
Age: 46                                                            Fund Advisors Canada ULC.

Brian J. Walsh                                  Since 2009         Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                     for Dimensional (since 2004).
Age: 42

Weston J. Wellington                            Since 1997         Vice President of all the DFA Entities.
Vice President
Age: 61

Ryan J. Wiley                                   Since 2007         Vice President of all the DFA Entities. Senior Trader of
Vice President                                                     Dimensional (since 2007).
Age: 36

Paul E. Wise                                    Since 2005         Vice President of all the DFA Entities. Chief Technology
Vice President                                                     Officer for Dimensional (since 2004).
Age: 57

Faith A. Yando                                  Since 2011         Vice President of all the DFA Entities. Formerly, Senior
Vice President                                                     Vice President, Global Public Relations at Natixis Global
Age: 50                                                            Asset Management (2008-2011); Senior Vice President, Media
                                                                   Relations at Bank of America (2007-2008).

Joseph L. Young                                 Since 2011         Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                     Director for Dimensional (2005-2010).
Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (Unaudited)

     For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                Qualifying
                                                                                                   For
                                            Net                                                 Corporate
                                        Investment    Short-Term     Long-Term                  Dividends   Qualifying
                                          Income     Capital Gain  Capital Gain      Total       Received    Dividend
DFA Investment Dimensions Group Inc.   Distributions Distributions Distributions Distributions Deduction(1) Income(2)
------------------------------------   ------------- ------------- ------------- ------------- ------------ ----------
VA U.S. Targeted Value Portfolio......      100%          --            --            100%         100%        100%
VA U.S. Large Value Portfolio.........      100%          --            --            100%         100%        100%
VA International Value Portfolio......      100%          --            --            100%         100%        100%
VA International Small Portfolio......       44%          --            56%           100%         100%        100%
VA Short-Term Fixed Portfolio.........       60%           6%           34%           100%          --          --
VA Global Bond Portfolio..............       57%           9%           34%           100%          --          --


                                                                                  Qualifying
                                          U.S.      Foreign   Foreign  Qualifying Short-Term
                                       Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.   Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------   ----------- --------- --------- ---------- ----------
VA U.S. Targeted Value Portfolio......     --         --        --        100%       100%
VA U.S. Large Value Portfolio.........     --         --        --        100%       100%
VA International Value Portfolio......     --          2%       95%       100%       100%
VA International Small Portfolio......     --          8%       92%       100%       100%
VA Short-Term Fixed Portfolio.........      4%        --        --        100%       100%
VA Global Bond Portfolio..............     --         --        --        100%       100%

----------
(1) Qualifying dividends represent dividends which qualify for the Corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income for this fund.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

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[LOGO]  Recycled
        Recyclable                                              DFA103112-004A

 LOGO

ANNUAL REPORT
_____________

year ended: October 31, 2012

Dimensional Investment Group Inc.

LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.

LWAS/DFA International High Book to Market Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               Table of Contents

                                                                           Page
                                                                           ----

Letter to Shareholders
Definitions of Abbreviations and Footnotes................................   1
Dimensional Investment Group Inc.
   Performance Charts.....................................................   2
   Management's Discussion and Analysis...................................   3
   Disclosure of Fund Expenses............................................   6
   Disclosure of Portfolio Holdings.......................................   7
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio........................   8
       LWAS/DFA Two-Year Fixed Income Portfolio...........................   9
       LWAS/DFA Two-Year Government Portfolio.............................  11
   Statements of Assets and Liabilities...................................  12
   Statements of Operations...............................................  14
   Statements of Changes in Net Assets....................................  15
   Financial Highlights...................................................  16
   Notes to Financial Statements..........................................  18
   Report of Independent Registered Public Accounting Firm................  25
DFA Investment Dimensions Group Inc. - LWAS/DFA International High Book
  to Market Portfolio
   Performance Chart......................................................  26
   Management's Discussion and Analysis...................................  27
   Disclosure of Fund Expenses............................................  29
   Disclosure of Portfolio Holdings.......................................  30
   Schedule of Investments................................................  31
   Statement of Assets and Liabilities....................................  32
   Statement of Operations................................................  33
   Statements of Changes in Net Assets....................................  34
   Financial Highlights...................................................  35
   Notes to Financial Statements..........................................  36
   Report of Independent Registered Public Accounting Firm................  41
The DFA Investment Trust Company
   Performance Charts.....................................................  42
   Management's Discussion and Analysis...................................  43
   Disclosure of Fund Expenses............................................  46
   Disclosure of Portfolio Holdings.......................................  47
   Summary Schedules of Portfolio Holdings................................
       The U.S. Large Cap Value Series....................................  48
       The DFA International Value Series.................................  51
   Statements of Assets and Liabilities...................................  55
   Statements of Operations...............................................  56
   Statements of Changes in Net Assets....................................  57
   Financial Highlights...................................................  58
   Notes to Financial Statements..........................................  59
   Report of Independent Registered Public Accounting Firm................  67
Fund Management...........................................................  68
Voting Proxies on Fund Portfolio Securities...............................  78
Notice to Shareholders....................................................  79

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
________________________________________________________________
Investment Abbreviations

                 ADR     American Depositary Receipt
                 FNMA    Federal National Mortgage Association
                 P.L.C.  Public Limited Company

Investment Footnotes

+    See Note B to Financial Statements.
++   Securities have generally been fair valued. See Note B to Financial
     Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from Securities on Loan.
(r)  The adjustable rate shown is effective as of October 31, 2012.
(S)  Affiliated Fund.

Financial Highlights
____________________

 (A)  Computed using average shares outstanding.
 (B)  Annualized
 (C)  Non-Annualized
 (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

All Statements, Schedules and Notes to Financial Statements
____________________________________________________________

      --    Amounts designated as -- are either zero or rounded to zero.
      REIT  Real Estate Investment Trust
      RIC   Registered Investment Company
      SEC   Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS

--------------------------------------------------------------------------------
LWAS/DFA U.S. High Book to Market Portfolio vs.
Russell 1000(R) Value Index
October 31, 2002-October 31, 2012

                                                               LWAS/DFA
                                                               U.S. High
                                                                Book to
                                                                Market   Russell 1000
BeginDate   EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio Value Index
---------  ---------- ----------- ----------------- ---------- --------- ------------
2002-10-31 2002-11-30     6.98%          6.30%         10/2002     10000      10000
2002-11-30 2002-12-31    -4.50%         -4.34%         11/2002 10697.674      10630
2002-12-31 2003-01-31    -2.32%         -2.42%         12/2002 10216.375  10168.658
2003-01-31 2003-02-28    -3.00%         -2.67%         01/2003 9979.6537  9922.5765
2003-02-28 2003-03-31    -0.37%          0.17%         02/2003 9680.6379  9657.6437
2003-03-31 2003-04-30     9.20%          8.80%         03/2003 9644.4442  9674.0617
2003-04-30 2003-05-31     6.64%          6.46%         04/2003 10531.433  10525.379
2003-05-31 2003-06-30     1.07%          1.25%         05/2003  11231.03  11205.319
2003-06-30 2003-07-31     2.54%          1.49%         06/2003 11350.677  11345.385
2003-07-31 2003-08-31     3.55%          1.56%         07/2003 11638.829  11514.431
2003-08-31 2003-09-30    -2.19%         -0.98%         08/2003 12052.264  11694.056
2003-09-30 2003-10-31     6.61%          6.12%         09/2003 11788.004  11579.455
2003-10-31 2003-11-30     2.30%          1.36%         10/2003 12567.168  12288.117
2003-11-30 2003-12-31     6.84%          6.16%         11/2003 12856.213  12455.236
2003-12-31 2004-01-31     1.65%          1.76%         12/2003 13735.753  13222.478
2004-01-31 2004-02-29     2.53%          2.14%         01/2004 13962.999  13455.194
2004-02-29 2004-03-31    -0.38%         -0.88%         02/2004 14316.492  13743.135
2004-03-31 2004-04-30    -1.68%         -2.44%         03/2004 14262.149  13622.195
2004-04-30 2004-05-31     0.54%          1.02%         04/2004 14021.918  13289.814
2004-05-31 2004-06-30     3.00%          2.36%         05/2004  14097.78   13425.37
2004-06-30 2004-07-31    -3.23%         -1.41%         06/2004 14520.422  13742.209
2004-07-31 2004-08-31     0.00%          1.42%         07/2004 14051.203  13548.444
2004-08-31 2004-09-30     3.06%          1.55%         08/2004 14051.203  13740.831
2004-09-30 2004-10-31     1.14%          1.66%         09/2004   14481.8  13953.814
2004-10-31 2004-11-30     6.60%          5.06%         10/2004 14647.088  14185.448
2004-11-30 2004-12-31     3.97%          3.35%         11/2004 15613.389  14903.231
2004-12-31 2005-01-31    -2.52%         -1.78%         12/2004 16233.979   15402.49
2005-01-31 2005-02-28     2.99%          3.31%         01/2005 15825.256  15128.325
2005-02-28 2005-03-31    -0.28%         -1.37%         02/2005 16297.843  15629.073
2005-03-31 2005-04-30    -3.38%         -1.79%         03/2005 16252.711  15414.954
2005-04-30 2005-05-31     4.23%          2.41%         04/2005 15702.855  15139.027
2005-05-31 2005-06-30     2.04%          1.09%         05/2005 16367.797  15503.596
2005-06-30 2005-07-31     4.99%          2.89%         06/2005 16700.896  15673.127
2005-07-31 2005-08-31    -0.88%         -0.43%         07/2005 17534.019  16126.584
2005-08-31 2005-09-30     1.55%          1.40%         08/2005 17380.211  16056.505
2005-09-30 2005-10-31    -2.69%         -2.54%         09/2005 17649.627  16281.945
2005-10-31 2005-11-30     4.04%          3.27%         10/2005 17174.346  15868.423
2005-11-30 2005-12-31     0.11%          0.60%         11/2005     17868   16387.32
2005-12-31 2006-01-31     4.72%          3.88%         12/2005 17886.863  16485.209
2006-01-31 2006-02-28    -0.35%          0.61%         01/2006 18730.583  17125.349
2006-02-28 2006-03-31     1.76%          1.35%         02/2006 18665.682  17229.935
2006-03-31 2006-04-30     2.81%          2.54%         03/2006 18993.569  17463.322
2006-04-30 2006-05-31    -1.86%         -2.53%         04/2006 19526.585  17907.169
2006-05-31 2006-06-30     0.86%          0.64%         05/2006 19162.574  17454.821
2006-06-30 2006-07-31    -1.42%          2.43%         06/2006 19326.607  17566.362
2006-07-31 2006-08-31     1.58%          1.67%         07/2006 19052.564  17993.466
2006-08-31 2006-09-30     2.77%          1.99%         08/2006 19352.707  18294.602
2006-09-30 2006-10-31     3.95%          3.27%         09/2006 19887.957  18659.108
2006-10-31 2006-11-30     1.90%          2.28%         10/2006 20673.008   19269.99
2006-11-30 2006-12-31     1.98%          2.24%         11/2006 21065.533  19709.864
2006-12-31 2007-01-31     2.90%          1.28%         12/2006 21481.709  20152.334
2007-01-31 2007-02-28    -1.53%         -1.56%         01/2007 22105.152  20410.056
2007-02-28 2007-03-31     0.67%          1.55%         02/2007 21766.324  20091.867
2007-03-31 2007-04-30     4.28%          3.70%         03/2007 21913.247  20402.495
2007-04-30 2007-05-31     4.10%          3.61%         04/2007 22850.058  21156.426
2007-05-31 2007-06-30    -1.62%         -2.34%         05/2007  23786.87  21919.522
2007-06-30 2007-07-31    -6.22%         -4.62%         06/2007 23401.066  21407.349
2007-07-31 2007-08-31    -1.92%          1.12%         07/2007 21944.456  20417.391
2007-08-31 2007-09-30     2.58%          3.43%         08/2007 21522.447  20646.177
2007-09-30 2007-10-31     0.56%          0.01%         09/2007 22078.231  21355.328
2007-10-31 2007-11-30    -5.60%         -4.89%         10/2007 22201.115  21357.685
2007-11-30 2007-12-31    -0.40%         -0.97%         11/2007 20958.617  20313.849
2007-12-31 2008-01-31    -3.82%         -4.01%         12/2007 20874.834  20117.413
2008-01-31 2008-02-29    -3.04%         -4.19%         01/2008 20076.422  19311.652
2008-02-29 2008-03-31    -1.01%         -0.75%         02/2008 19466.726  18502.536
2008-03-31 2008-04-30     6.34%          4.87%         03/2008 19269.535  18363.767
2008-04-30 2008-05-31     2.34%         -0.16%         04/2008 20492.073  19258.921
2008-05-31 2008-06-30   -10.97%         -9.57%         05/2008 20972.356  19228.354
2008-06-30 2008-07-31    -1.10%         -0.36%         06/2008 18672.622  17387.788
2008-07-31 2008-08-31     1.90%          1.70%         07/2008  18468.07  17325.022
2008-08-31 2008-09-30    -8.98%         -7.35%         08/2008  18818.73  17619.548
2008-09-30 2008-10-31   -22.54%        -17.31%         09/2008 17129.023  16325.011
2008-10-31 2008-11-30    -9.85%         -7.17%         10/2008 13268.755  13498.953
2008-11-30 2008-12-31     3.30%          1.39%         11/2008 11962.428  12530.957
2008-12-31 2009-01-31   -11.90%        -11.50%         12/2008 12357.654  12704.886
2009-01-31 2009-02-28   -14.05%        -13.36%         01/2009 10887.212  11243.958
2009-02-28 2009-03-31     9.81%          8.55%         02/2009 9357.3579  9741.6467
2009-03-31 2009-04-30    16.13%         10.72%         03/2009 10275.155  10574.589
2009-04-30 2009-05-31     7.70%          6.18%         04/2009 11932.438  11708.097
2009-05-31 2009-06-30    -1.22%         -0.74%         05/2009 12851.477  12432.076
2009-06-30 2009-07-31     9.50%          8.19%         06/2009 12694.407  12340.272
2009-07-31 2009-08-31     6.72%          5.23%         07/2009 13900.527   13350.34
2009-08-31 2009-09-30     4.30%          3.86%         08/2009  14835.27  14048.636
2009-09-30 2009-10-31    -4.30%         -3.06%         09/2009 15473.837  14591.411
2009-10-31 2009-11-30     5.61%          5.64%         10/2009 14808.946  14144.848
2009-11-30 2009-12-31     2.77%          1.77%         11/2009  15640.06  14942.092
2009-12-31 2010-01-31    -2.36%         -2.81%         12/2009 16072.822  15206.518
2010-01-31 2010-02-28     4.36%          3.16%         01/2010  15693.03  14778.851
2010-02-28 2010-03-31     7.76%          6.51%         02/2010 16376.657  15245.349
2010-03-31 2010-04-30     3.11%          2.59%         03/2010 17648.095  16237.822
2010-04-30 2010-05-31    -8.54%         -8.22%         04/2010 18196.267  16657.989
2010-05-31 2010-06-30    -7.56%         -5.63%         05/2010 16643.113   15288.77
2010-06-30 2010-07-31     7.75%          6.77%         06/2010 15384.898  14428.098
2010-07-31 2010-08-31    -6.08%         -4.28%         07/2010 16576.578  15404.855
2010-08-31 2010-09-30     9.81%          7.76%         08/2010 15568.234  14745.687
2010-09-30 2010-10-31     3.69%          3.00%         09/2010 17096.067  15889.706
2010-10-31 2010-11-30    -0.78%         -0.53%         10/2010 17726.975  16366.493
2010-11-30 2010-12-31     9.76%          7.89%         11/2010 17588.483  16279.883
2010-12-31 2011-01-31     3.13%          2.26%         12/2010 19305.967  17564.436
2011-01-31 2011-02-28     5.44%          3.69%         01/2011 19909.279  17961.763
2011-02-28 2011-03-31     0.49%          0.40%         02/2011 20992.146  18624.279
2011-03-31 2011-04-30     2.43%          2.66%         03/2011 21094.782  18698.251
2011-04-30 2011-05-31    -1.36%         -1.06%         04/2011 21606.641  19196.153
2011-05-31 2011-06-30    -1.85%         -2.05%         05/2011 21311.934  18993.343
2011-06-30 2011-07-31    -4.54%         -3.32%         06/2011 20917.658  18603.905
2011-07-31 2011-08-31    -8.50%         -6.24%         07/2011  19968.27  17986.835
2011-08-31 2011-09-30   -10.07%         -7.56%         08/2011 18271.823  16864.347
2011-09-30 2011-10-31    13.80%         11.45%         09/2011 16431.441  15589.849
2011-10-31 2011-11-30    -0.84%         -0.52%         10/2011 18698.385  17374.765
2011-11-30 2011-12-31     0.73%          2.02%         11/2011 18542.044  17284.711
2011-12-31 2012-01-31     4.97%          3.78%         12/2011   18677.6  17633.024
2012-01-31 2012-02-29     5.78%          3.99%         01/2012 19606.755  18300.083
2012-02-29 2012-03-31     1.83%          2.96%         02/2012  20740.64  19029.581
2012-03-31 2012-04-30    -2.09%         -1.02%         03/2012 21119.753  19593.701
2012-04-30 2012-05-31    -7.10%         -5.86%         04/2012 20677.454  19393.899
2012-05-31 2012-06-30     5.36%          4.96%         05/2012 19208.391  18256.622
2012-06-30 2012-07-31     0.94%          1.03%         06/2012 20238.783  19163.054
2012-07-31 2012-08-31     3.96%          2.17%         07/2012 20429.266  19361.375
2012-08-31 2012-09-30     3.67%          3.17%         08/2012 21238.817  19781.748
2012-09-30 2012-10-31     0.22%         -0.49%         09/2012 22017.667  20409.669
                                                    10/31/2012 22065.497  20309.476

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          18.01%    -0.12%     8.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

LWAS/DFA Two-Year Fixed Income Portfolio vs.
The BofA Merrill Lynch 1-3 Year US Corporate & Government Index
October 31, 2002-October 31, 2012

                                                                          The BofA
                                                                           Merrill
                                                               LWAS/DFA   Lynch 1-3
                                                               Two-Year    Year US
                                                                 Fixed   Corporate &
                                                                Income   Government
BeginDate   EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio    Index
---------  ---------- ----------- ----------------- ---------- --------- -----------
2002-10-31 2002-11-30    -0.10%         -0.03%         10/2002     10000      10000
2002-11-30 2002-12-31     0.80%          1.02%         11/2002 9990.3939       9997
2002-12-31 2003-01-31     0.20%          0.14%         12/2002 10069.827  10098.969
2003-01-31 2003-02-28     0.39%          0.51%         01/2003 10089.688  10113.108
2003-02-28 2003-03-31     0.17%          0.22%         02/2003 10129.412  10164.685
2003-03-31 2003-04-30     0.20%          0.35%         03/2003 10146.268  10187.047
2003-04-30 2003-05-31     0.39%          0.54%         04/2003 10166.182  10222.702
2003-05-31 2003-06-30     0.07%          0.21%         05/2003  10206.01  10277.904
2003-06-30 2003-07-31    -0.59%         -0.60%         06/2003 10212.843  10299.488
2003-07-31 2003-08-31     0.10%          0.09%         07/2003 10152.826  10237.691
2003-08-31 2003-09-30     0.81%          1.02%         08/2003 10162.829  10246.905
2003-09-30 2003-10-31    -0.39%         -0.37%         09/2003 10244.978  10351.423
2003-10-31 2003-11-30     0.00%          0.00%         10/2003 10204.841  10313.123
2003-11-30 2003-12-31     0.56%          0.63%         11/2003 10204.841  10313.123
2003-12-31 2004-01-31     0.20%          0.25%         12/2003 10262.305  10378.096
2004-01-31 2004-02-29     0.30%          0.51%         01/2004 10282.912  10404.041
2004-02-29 2004-03-31     0.29%          0.35%         02/2004 10313.823  10457.102
2004-03-31 2004-04-30    -0.80%         -0.97%         03/2004 10343.703  10493.702
2004-04-30 2004-05-31    -0.30%         -0.16%         04/2004 10261.201  10392.332
2004-05-31 2004-06-30    -0.12%          0.00%         05/2004 10230.263  10375.705
2004-06-30 2004-07-31     0.41%          0.44%         06/2004 10217.927  10375.705
2004-07-31 2004-08-31     0.61%          0.75%         07/2004 10259.337  10421.358
2004-08-31 2004-09-30    -0.09%         -0.06%         08/2004 10321.452  10499.518
2004-09-30 2004-10-31     0.20%          0.33%         09/2004 10312.135  10493.218
2004-10-31 2004-11-30    -0.40%         -0.48%         10/2004 10332.926  10527.846
2004-11-30 2004-12-31     0.07%          0.24%         11/2004 10291.344  10477.312
2004-12-31 2005-01-31     0.00%         -0.03%         12/2004 10298.621  10502.458
2005-01-31 2005-02-28    -0.10%         -0.20%         01/2005 10298.621  10499.412
2005-02-28 2005-03-31     0.00%         -0.05%         02/2005 10288.134  10478.308
2005-03-31 2005-04-30     0.51%          0.57%         03/2005 10288.134  10473.279
2005-04-30 2005-05-31     0.30%          0.43%         04/2005 10340.678  10532.767
2005-05-31 2005-06-30     0.14%          0.23%         05/2005 10372.204  10577.952
2005-06-30 2005-07-31    -0.10%         -0.27%         06/2005 10387.007  10602.176
2005-07-31 2005-08-31     0.41%          0.65%         07/2005 10376.408  10573.762
2005-08-31 2005-09-30     0.00%         -0.25%         08/2005 10418.804  10642.597
2005-09-30 2005-10-31     0.10%         -0.02%         09/2005  10418.75  10615.778
2005-10-31 2005-11-30     0.31%          0.31%         10/2005 10429.403  10613.867
2005-11-30 2005-12-31     0.31%          0.38%         11/2005 10461.362  10646.239
2005-12-31 2006-01-31     0.31%          0.21%         12/2005 10493.442  10686.482
2006-01-31 2006-02-28     0.31%          0.11%         01/2006 10525.763  10709.031
2006-02-28 2006-03-31     0.30%          0.16%         02/2006 10558.083  10720.918
2006-03-31 2006-04-30     0.31%          0.31%         03/2006 10589.456  10737.857
2006-04-30 2006-05-31     0.41%          0.15%         04/2006 10621.906  10771.574
2006-05-31 2006-06-30     0.29%          0.19%         05/2006 10665.172  10787.839
2006-06-30 2006-07-31     0.51%          0.76%         06/2006 10695.631  10808.336
2006-07-31 2006-08-31     0.41%          0.72%         07/2006 10750.145  10890.587
2006-08-31 2006-09-30     0.44%          0.54%         08/2006 10793.756  10969.435
2006-09-30 2006-10-31     0.41%          0.43%         09/2006 10840.914   11028.67
2006-10-31 2006-11-30     0.40%          0.53%         10/2006 10884.893  11076.534
2006-11-30 2006-12-31     0.48%          0.05%         11/2006 10928.873  11135.572
2006-12-31 2007-01-31     0.41%          0.24%         12/2006   10980.9  11140.917
2007-01-31 2007-02-28     0.41%          0.81%         01/2007 11025.584  11167.655
2007-02-28 2007-03-31     0.43%          0.39%         02/2007 11070.267  11258.002
2007-03-31 2007-04-30     0.40%          0.38%         03/2007 11117.429  11301.683
2007-04-30 2007-05-31     0.40%         -0.06%         04/2007 11162.439  11344.177
2007-05-31 2007-06-30     0.44%          0.41%         05/2007 11207.449  11336.917
2007-06-30 2007-07-31     0.40%          0.81%         06/2007 11256.256  11383.625
2007-07-31 2007-08-31     0.50%          0.84%         07/2007 11301.828  11475.946
2007-08-31 2007-09-30     0.34%          0.72%         08/2007 11358.793  11572.344
2007-09-30 2007-10-31     0.40%          0.42%         09/2007 11397.959  11655.665
2007-10-31 2007-11-30     0.30%          1.45%         10/2007 11444.105  11704.502
2007-11-30 2007-12-31     0.49%          0.27%         11/2007 11478.714  11874.452
2007-12-31 2008-01-31     0.30%          1.73%         12/2007  11534.46   11906.75
2008-01-31 2008-02-29     0.30%          0.91%         01/2008 11569.626  12112.141
2008-02-29 2008-03-31     0.12%          0.01%         02/2008 11604.792  12222.241
2008-03-31 2008-04-30     0.20%         -0.57%         03/2008 11618.932  12223.096
2008-04-30 2008-05-31     0.20%         -0.22%         04/2008 11642.524  12153.303
2008-05-31 2008-06-30     0.13%          0.24%         05/2008 11666.116  12126.687
2008-06-30 2008-07-31     0.30%          0.29%         06/2008 11681.677  12156.155
2008-07-31 2008-08-31     0.20%          0.44%         07/2008 11717.292  12191.286
2008-08-31 2008-09-30    -0.44%         -0.54%         08/2008 11741.036   12245.05
2008-09-30 2008-10-31     0.61%         -0.08%         09/2008 11689.342  12178.436
2008-10-31 2008-11-30     1.02%          1.26%         10/2008 11761.056  12168.937
2008-11-30 2008-12-31     0.89%          1.16%         11/2008 11880.579  12322.753
2008-12-31 2009-01-31     0.10%          0.10%         12/2008 11985.735  12465.697
2009-01-31 2009-02-28    -0.10%         -0.14%         01/2009 11997.817  12477.788
2009-02-28 2009-03-31     0.44%          0.44%         02/2009 11985.735  12460.569
2009-03-31 2009-04-30     0.40%          0.58%         03/2009 12037.891  12514.772
2009-04-30 2009-05-31     0.40%          0.80%         04/2009 12086.382  12587.608
2009-05-31 2009-06-30     0.14%          0.19%         05/2009 12134.873  12687.932
2009-06-30 2009-07-31     0.20%          0.44%         06/2009 12152.108  12712.419
2009-07-31 2009-08-31     0.40%          0.59%         07/2009 12176.486  12768.735
2009-08-31 2009-09-30     0.15%          0.40%         08/2009  12225.24  12843.943
2009-09-30 2009-10-31     0.20%          0.36%         09/2009 12243.609  12895.447
2009-10-31 2009-11-30     0.40%          0.64%         10/2009 12268.072  12942.258
2009-11-30 2009-12-31    -0.54%         -0.62%         11/2009 12316.997  13024.441
2009-12-31 2010-01-31     0.50%          0.81%         12/2009 12250.772  12943.559
2010-01-31 2010-02-28     0.10%          0.23%         01/2010 12312.149  13048.402
2010-02-28 2010-03-31    -0.09%         -0.12%         02/2010 12324.424  13078.805
2010-03-31 2010-04-30     0.20%          0.31%         03/2010 12313.363  13063.241
2010-04-30 2010-05-31     0.10%          0.24%         04/2010  12337.94  13103.215
2010-05-31 2010-06-30     0.42%          0.46%         05/2010 12350.229  13134.138
2010-06-30 2010-07-31     0.30%          0.41%         06/2010 12401.923  13194.818
2010-07-31 2010-08-31     0.10%          0.26%         07/2010  12438.87  13248.389
2010-08-31 2010-09-30     0.19%          0.25%         08/2010 12451.186    13283.1
2010-09-30 2010-10-31     0.20%          0.28%         09/2010 12474.632  13315.909
2010-10-31 2010-11-30    -0.20%         -0.20%         10/2010  12499.31  13353.726
2010-11-30 2010-12-31     0.00%         -0.15%         11/2010 12474.632  13327.553
2010-12-31 2011-01-31     0.10%          0.22%         12/2010 12474.804  13308.228
2011-01-31 2011-02-28     0.00%         -0.02%         01/2011 12487.229  13336.841
2011-02-28 2011-03-31    -0.01%          0.00%         02/2011 12487.229  13334.707
2011-03-31 2011-04-30     0.30%          0.49%         03/2011 12485.987   13334.44
2011-04-30 2011-05-31     0.30%          0.37%         04/2011 12523.295  13399.246
2011-05-31 2011-06-30     0.02%          0.02%         05/2011 12560.604  13448.555
2011-06-30 2011-07-31     0.10%          0.29%         06/2011 12563.077  13451.513
2011-07-31 2011-08-31     0.10%          0.18%         07/2011 12575.528  13490.926
2011-08-31 2011-09-30    -0.08%         -0.23%         08/2011 12587.979  13515.075
2011-09-30 2011-10-31     0.10%          0.22%         09/2011 12578.003   13483.99
2011-10-31 2011-11-30    -0.10%         -0.08%         10/2011 12590.469   13513.79
2011-11-30 2011-12-31     0.00%          0.10%         11/2011 12578.003  13503.249
2011-12-31 2012-01-31     0.30%          0.35%         12/2011 12577.904  13516.077
2012-01-31 2012-02-29     0.00%          0.05%         01/2012   12615.6  13562.708
2012-02-29 2012-03-31     0.06%          0.06%         02/2012   12615.6   13569.76
2012-03-31 2012-04-30     0.10%          0.19%         03/2012 12623.139   13577.36
2012-04-30 2012-05-31     0.00%         -0.01%         04/2012 12635.712  13603.564
2012-05-31 2012-06-30     0.08%          0.06%         05/2012 12635.712  13601.931
2012-06-30 2012-07-31     0.20%          0.35%         06/2012  12645.79  13609.548
2012-07-31 2012-08-31     0.00%          0.11%         07/2012 12670.956  13657.454
2012-08-31 2012-09-30     0.11%          0.12%         08/2012 12670.956  13672.341
2012-09-30 2012-10-31     0.00%          0.04%         09/2012 12684.811  13688.748
                                                    10/31/2012 12684.811  13693.539

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          0.75%      2.08%     2.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2012 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

LWAS/DFA Two-Year Government Portfolio vs.
The BofA Merrill Lynch 1-3 Year US Treasury & Agency Index
October 31, 2002-October 31, 2012

                                                                            The BofA
                                                                            Merrill
                                                                           Lynch 1-3
                                                                 LWAS/DFA   Year US
                                                                 Two-Year  Treasury &
                                                                Government   Agency
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio    Index
---------   ---------- ----------- ----------------- ---------- ---------- ----------
2002-10-31  2002-11-30    -0.19%         -0.26%         10/2002     10000      10000
2002-11-30  2002-12-31     0.69%          0.92%         11/2002  9980.916       9974
2002-12-31  2003-01-31     0.10%          0.03%         12/2002 10049.421  10065.761
2003-01-31  2003-02-28     0.50%          0.41%         01/2003  10059.39  10068.781
2003-02-28  2003-03-31     0.13%          0.20%         02/2003 10109.239  10110.063
2003-03-31  2003-04-30     0.49%          0.20%         03/2003 10122.154  10130.283
2003-04-30  2003-05-31     0.39%          0.41%         04/2003 10172.115  10150.543
2003-05-31  2003-06-30     0.17%          0.15%         05/2003 10212.084   10192.16
2003-06-30  2003-07-31    -0.78%         -0.60%         06/2003 10229.035  10207.449
2003-07-31  2003-08-31     0.10%          0.09%         07/2003 10148.807  10146.204
2003-08-31  2003-09-30     0.92%          0.93%         08/2003 10158.836  10155.336
2003-09-30  2003-10-31    -0.49%         -0.38%         09/2003 10252.264   10249.78
2003-10-31  2003-11-30    -0.10%         -0.02%         10/2003 10201.958  10210.831
2003-11-30  2003-12-31     0.64%          0.58%         11/2003 10191.897  10208.789
2003-12-31  2004-01-31     0.10%          0.21%         12/2003 10257.626      10268
2004-01-31  2004-02-29     0.51%          0.49%         01/2004 10268.018  10289.563
2004-02-29  2004-03-31     0.20%          0.31%         02/2004 10319.982  10339.982
2004-03-31  2004-04-30    -0.80%         -0.95%         03/2004 10340.768  10372.035
2004-04-30  2004-05-31    -0.20%         -0.15%         04/2004 10257.542  10273.605
2004-05-31  2004-06-30    -0.06%         -0.01%         05/2004 10236.736  10258.194
2004-06-30  2004-07-31     0.31%          0.41%         06/2004  10230.53  10257.169
2004-07-31  2004-08-31     0.71%          0.72%         07/2004 10261.848  10299.223
2004-08-31  2004-09-30    -0.20%         -0.08%         08/2004 10334.923  10373.377
2004-09-30  2004-10-31     0.30%          0.31%         09/2004 10314.002  10365.079
2004-10-31  2004-11-30    -0.41%         -0.47%         10/2004 10345.447   10397.21
2004-11-30  2004-12-31     0.07%          0.22%         11/2004  10303.52  10348.344
2004-12-31  2005-01-31     0.00%         -0.03%         12/2004 10310.858   10371.11
2005-01-31  2005-02-28    -0.10%         -0.21%         01/2005 10310.858  10367.895
2005-02-28  2005-03-31    -0.05%         -0.01%         02/2005 10300.282  10346.537
2005-03-31  2005-04-30     0.41%          0.55%         03/2005 10294.968  10345.192
2005-04-30  2005-05-31     0.41%          0.42%         04/2005 10337.377  10402.504
2005-05-31  2005-06-30     0.20%          0.21%         05/2005 10379.787  10445.987
2005-06-30  2005-07-31    -0.10%         -0.29%         06/2005 10401.057  10467.923
2005-07-31  2005-08-31     0.41%          0.64%         07/2005 10390.389  10437.566
2005-08-31  2005-09-30     0.00%         -0.26%         08/2005  10433.06  10504.054
2005-09-30  2005-10-31     0.10%         -0.01%         09/2005 10432.984  10477.268
2005-10-31  2005-11-30     0.31%          0.31%         10/2005 10443.728  10475.802
2005-11-30  2005-12-31     0.31%          0.37%         11/2005 10475.962  10508.277
2005-12-31  2006-01-31     0.31%          0.21%         12/2005 10508.318  10547.472
2006-01-31  2006-02-28     0.21%          0.11%         01/2006 10540.919  10569.622
2006-02-28  2006-03-31     0.27%          0.15%         02/2006 10562.653  10581.037
2006-03-31  2006-04-30     0.41%          0.31%         03/2006 10590.987  10596.909
2006-04-30  2006-05-31     0.31%          0.15%         04/2006 10634.617  10629.335
2006-05-31  2006-06-30     0.31%          0.19%         05/2006 10667.338  10645.386
2006-06-30  2006-07-31     0.51%          0.75%         06/2006  10700.24  10665.399
2006-07-31  2006-08-31     0.41%          0.70%         07/2006 10755.226  10744.856
2006-08-31  2006-09-30     0.47%          0.53%         08/2006 10799.215  10820.285
2006-09-30  2006-10-31     0.41%          0.43%         09/2006 10850.058  10877.741
2006-10-31  2006-11-30     0.41%          0.52%         10/2006  10894.39   10924.08
2006-11-30  2006-12-31     0.43%          0.03%         11/2006 10938.721  10980.994
2006-12-31  2007-01-31     0.41%          0.23%         12/2006 10985.614  10984.399
2007-01-31  2007-02-28     0.31%          0.79%         01/2007 11030.637  11010.102
2007-02-28  2007-03-31     0.47%          0.38%         02/2007 11064.405  11097.082
2007-03-31  2007-04-30     0.41%          0.37%         03/2007 11116.409  11139.251
2007-04-30  2007-05-31     0.41%         -0.06%         04/2007 11161.736  11180.243
2007-05-31  2007-06-30     0.45%          0.41%         05/2007 11207.063  11173.759
2007-06-30  2007-07-31     0.41%          0.87%         06/2007 11257.318  11219.906
2007-07-31  2007-08-31     0.41%          0.92%         07/2007 11303.173  11316.958
2007-08-31  2007-09-30     0.35%          0.75%         08/2007 11349.027  11420.509
2007-09-30  2007-10-31     0.41%          0.39%         09/2007 11388.271   11505.82
2007-10-31  2007-11-30     0.30%          1.56%         10/2007 11434.659  11551.038
2007-11-30  2007-12-31     0.36%          0.32%         11/2007  11469.45  11731.003
2007-12-31  2008-01-31     0.31%          1.71%         12/2007 11510.199  11768.659
2008-01-31  2008-02-29     0.31%          0.92%         01/2008 11545.471  11969.786
2008-02-29  2008-03-31     0.09%          0.26%         02/2008 11580.742  12079.668
2008-03-31  2008-04-30     0.20%         -0.69%         03/2008 11591.382  12111.559
2008-04-30  2008-05-31    -0.20%         -0.33%         04/2008 11615.014  12027.505
2008-05-31  2008-06-30     0.21%          0.30%         05/2008 11591.382  11987.814
2008-06-30  2008-07-31     0.31%          0.37%         06/2008 11615.501  12023.178
2008-07-31  2008-08-31     0.31%          0.40%         07/2008 11651.132  12068.144
2008-08-31  2008-09-30    -0.08%          0.59%         08/2008 11686.762  12116.538
2008-09-30  2008-10-31     0.31%          0.74%         09/2008 11677.991  12188.389
2008-10-31  2008-11-30     1.84%          1.30%         10/2008  11713.85  12278.339
2008-11-30  2008-12-31     1.65%          1.01%         11/2008 11929.003  12437.466
2008-12-31  2009-01-31    -0.40%         -0.36%         12/2008 12125.405   12562.96
2009-01-31  2009-02-28     0.00%          0.01%         01/2009 12077.145  12517.483
2009-02-28  2009-03-31     0.53%          0.52%         02/2009 12077.145  12518.108
2009-03-31  2009-04-30     0.30%          0.01%         03/2009 12141.289  12583.203
2009-04-30  2009-05-31     0.40%          0.26%         04/2009 12177.604  12584.587
2009-05-31  2009-06-30    -0.03%         -0.09%         05/2009 12226.024  12616.803
2009-06-30  2009-07-31     0.10%          0.16%         06/2009  12222.62    12605.7
2009-07-31  2009-08-31     0.30%          0.40%         07/2009 12234.782  12625.996
2009-08-31  2009-09-30     0.23%          0.25%         08/2009 12271.267  12676.752
2009-09-30  2009-10-31     0.20%          0.22%         09/2009 12299.319  12708.951
2009-10-31  2009-11-30     0.40%          0.58%         10/2009 12323.723  12736.275
2009-11-30  2009-12-31    -0.51%         -0.72%         11/2009  12372.53  12810.146
2009-12-31  2010-01-31     0.40%          0.71%         12/2009 12309.423  12717.913
2010-01-31  2010-02-28     0.20%          0.21%         01/2010 12359.108  12808.719
2010-02-28  2010-03-31    -0.09%         -0.22%         02/2010  12383.95  12834.976
2010-03-31  2010-04-30     0.20%          0.26%         03/2010 12372.757  12806.868
2010-04-30  2010-05-31     0.20%          0.42%         04/2010 12397.627  12840.422
2010-05-31  2010-06-30     0.40%          0.45%         05/2010 12422.497  12894.095
2010-06-30  2010-07-31     0.20%          0.26%         06/2010 12472.337  12951.989
2010-07-31  2010-08-31     0.10%          0.18%         07/2010 12497.256  12985.924
2010-08-31  2010-09-30     0.16%          0.17%         08/2010 12509.716  13009.168
2010-09-30  2010-10-31     0.30%          0.23%         09/2010 12529.692  13031.414
2010-10-31  2010-11-30    -0.30%         -0.19%         10/2010 12567.131  13061.908
2010-11-30  2010-12-31     0.10%         -0.17%         11/2010 12529.692  13036.829
2010-12-31  2011-01-31     0.10%          0.17%         12/2010 12542.499  13015.188
2011-01-31  2011-02-28    -0.10%         -0.08%         01/2011 12555.143  13037.053
2011-02-28  2011-03-31    -0.05%         -0.03%         02/2011 12542.499  13026.754
2011-03-31  2011-04-30     0.40%          0.43%         03/2011 12536.177  13022.585
2011-04-30  2011-05-31     0.30%          0.35%         04/2011 12586.778  13079.103
2011-05-31  2011-06-30    -0.01%          0.04%         05/2011 12624.728   13124.88
2011-06-30  2011-07-31     0.10%          0.25%         06/2011 12623.451  13130.524
2011-07-31  2011-08-31     0.10%          0.34%         07/2011 12636.113  13163.481
2011-08-31  2011-09-30     0.01%         -0.13%         08/2011 12648.774  13208.369
2011-09-30  2011-10-31     0.00%          0.09%         09/2011 12650.026  13191.462
2011-10-31  2011-11-30     0.10%          0.05%         10/2011 12650.026  13203.071
2011-11-30  2011-12-31     0.01%          0.06%         11/2011 12662.702   13209.54
2011-12-31  2012-01-31     0.20%          0.13%         12/2011 12663.969  13217.202
2012-01-31  2012-02-29     0.00%         -0.10%         01/2012 12689.476  13234.516
2012-02-29  2012-03-31     0.01%         -0.05%         02/2012 12689.476  13220.885
2012-03-31  2012-04-30     0.10%          0.20%         03/2012 12690.751  13214.935
2012-04-30  2012-05-31     0.00%          0.04%         04/2012 12703.506  13241.365
2012-05-31  2012-06-30    -0.06%         -0.04%         05/2012 12703.506  13246.264
2012-06-30  2012-07-31     0.10%          0.23%         06/2012 12695.853  13240.436
2012-07-31  2012-08-31     0.10%          0.01%         07/2012 12708.612  13270.492
2012-08-31  2012-09-30    -0.06%          0.01%         08/2012 12721.372   13272.35
2012-09-30  2012-10-31     0.00%         -0.05%         09/2012 12713.716  13274.075
                                                     10/31/2012 12713.716  13267.704

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          0.50%      2.14%     2.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2012 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

          U.S. Equity Market Review. 12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               _________________________________________________

         Russell 3000(R) Index................................. 14.75%
         Russell Microcap(R) Index (micro cap stocks).......... 16.49%
         Russell 2000(R) Index (small cap stocks).............. 12.08%
         Russell 1000(R) Index (large cap stocks).............. 14.97%
         Dow Jones U.S. Select REIT Index...................... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               _________________________________________________

         Russell 2000(R) Value Index (small cap value stocks)... 14.47% Russell 2000(R) Growth Index (small cap growth stocks). 9.70% Russell 1000(R) Value Index (large cap value stocks)... 16.89% Russell 1000(R) Growth Index (large cap growth stocks). 13.02%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks and/or other securities.

Domestic Equity Portfolio Performance Overview

LWAS/DFA U.S. High Book to Market Portfolio

   The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 18.01% for the Portfolio and 16.89% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Master Fund had more prominent value characteristics than the Index, which contributed to the Portfolio's relative outperformance. The Master Fund's exclusion of REITs and securities of highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

          Fixed Income Market Review  12 Months Ended October 31, 2012

   U.S. and international fixed income markets continued to grapple with uncertainty in Europe and a lackluster U.S. recovery. Over the course of the year, the U.S. Federal Reserve maintained the target federal funds rate between 0.00% and 0.25% and continued its accommodative stance toward liquidity. Major central banks around the world maintained their accommodative stance as well. Term and credit risk were rewarded during the period as interest rates declined and credit spreads narrowed.

   The one-month Treasury bill yield finished the fiscal year at 0.09%, while the yield on 10-year U.S. Treasury notes declined to 1.69%. The U.S. yield curve remained upwardly sloped throughout the year.

                                               10/31/12 10/31/11 Change
                                               -------- -------- ------
         One-Month Treasury Bill (yield)......   0.09%    0.01%   0.08%
         Ten-Year U.S. Treasury Notes (yield).   1.69%    2.11%  -0.42%
--------
Source: Bloomberg. "Change" values are calculated prior to rounding.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2012, total returns were 0.09% for three-month U.S. Treasury bills, 3.28% for five-year U.S. Treasury notes, and 10.90% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies the maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the Portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable-credit approach continued to take market-like credit risk, reflecting a wide credit-spread environment.

Fixed Income Portfolios' Performance Overview

LWAS/DFA Two-Year Fixed Income Portfolio

   The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize total returns consistent with preservation of capital from a universe of high quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 1.16 years on October 31, 2012, from
1.32 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 0.75% for the LWAS/DFA Two-Year Fixed Income Portfolio and 1.33% for The BofA Merrill Lynch 1-3 Year US Corporate & Government Index. Structural differences between the Portfolio and Index were the primary reason for the Portfolio's relative underperformance as compared to the Index. While the Portfolio limits its investments to securities maturing in two years or less, the Index has over 47% of its weight in securities in the two- to three-year maturity range. In the year ending October 31, 2012, short term interest rates decreased in the 2-3 year segment and increased slightly in the 0-2 year segment, resulting in lower performance for the Portfolio relative to the Index. The Portfolio focuses investment in the more highly rated portion of the investment grade universe while the Index is composed of bonds that include the full range of investment grade credit securities. The Portfolio's higher quality bonds underperformed the lower quality bonds during this period of credit spread tightening, further contributing to relative underperformance as compared to the Index.

LWAS/DFA Two-Year Government Portfolio

   The LWAS/DFA Two-Year Government Portfolio seeks to maximize total returns consistent with preservation of capital from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 1.26 years on October 31, 2012, from
1.47 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 0.50% for the LWAS/DFA Two-Year Government Portfolio and 0.49% for The BofA Merrill Lynch 1-3 Year US Treasury & Agency Index. The Portfolio performed in line with the Index. During the period, the Portfolio was 100% invested in U.S. government agency securities which contributed positively to the Portfolio's performance. However, this was offset by the Portfolio's shorter duration relative to the Index since the Portfolio was limited to securities with maturities of two years or less.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2012

EXPENSE TABLES                                 Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/12  10/31/12    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
_____________________________________________
Actual Fund Return............................ $1,000.00 $1,067.12    0.33%    $1.71
Hypothetical 5% Annual Return................. $1,000.00 $1,023.48    0.33%    $1.68

LWAS/DFA Two-Year Fixed Income Portfolio
________________________________________
Actual Fund Return............................ $1,000.00 $1,003.89    0.29%    $1.46
Hypothetical 5% Annual Return................. $1,000.00 $1,023.68    0.29%    $1.48

LWAS/DFA Two-Year Government Portfolio
______________________________________
Actual Fund Return............................ $1,000.00 $1,000.80    0.27%    $1.36
Hypothetical 5% Annual Return................. $1,000.00 $1,023.78    0.27%    $1.37

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                                         Affiliated
                                                         Investment
                                                          Company
                                                         ----------
            LWAS/DFA U.S. High Book to Market Portfolio.   100.0%

FIXED INCOME PORTFOLIOS

               LWAS/DFA Two-Year Fixed Income Portfolio
           Corporate.........................................  10.8%
           Government........................................  41.1%
           Foreign Corporate.................................  21.2%
           Foreign Government................................  23.1%
           Supranational.....................................   3.8%
                                                              ------
           Total............................................. 100.0%

                LWAS/DFA Two-Year Government Portfolio
           Government........................................ 100.0%
                                                              -----
           Total............................................. 100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Value+
                                                           -----------
         AFFILIATED INVESTMENT COMPANY -- (100.0%)
         Investment in The U.S. Large Cap Value Series of.
            The DFA Investment Trust Company.............. $60,925,143
                                                           -----------
            TOTAL INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANY
              (Cost $39,977,913).......................... $60,925,143
                                                           ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Face
                                                            Amount    Value+
                                                            ------- -----------
                                                            (000)
AGENCY OBLIGATIONS -- (40.9%)
Federal Home Loan Bank
   3.125%, 12/13/13........................................ $   200 $   206,433
   2.375%, 03/14/14........................................  15,300  15,738,085
   2.500%, 06/13/14........................................   2,300   2,381,191
Federal Home Loan Mortgage Corporation
   1.375%, 02/25/14........................................   1,200   1,217,339
   0.375%, 02/27/14........................................   5,000   5,006,790
Federal National Mortgage Association
   0.750%, 12/18/13........................................   7,700   7,746,847
   2.750%, 03/13/14........................................   1,000   1,033,693
   4.125%, 04/15/14........................................   1,700   1,794,557
   1.125%, 06/27/14........................................   1,200   1,216,490
                                                                    -----------
TOTAL AGENCY OBLIGATIONS                                             36,341,425
                                                                    -----------
BONDS -- (56.4%)
Agence Francaise de Developpement
   1.250%, 06/09/14........................................   2,000   2,019,819
Bank Nederlandse Gemeenten NV
   5.000%, 05/16/14........................................     500     532,755
Bank of Nova Scotia Floating Rate Note
(r) 0.793%, 08/01/14.......................................   2,000   1,998,964
Berkshire Hathaway, Inc. Floating Rate Note
(r) 1.135%, 08/15/14.......................................   1,500   1,517,330
BNP Paribas SA
   2.125%, 12/21/12........................................   2,100   2,102,888
Caisse d'Amortissement de la Dette Sociale
   3.500%, 07/01/14........................................   1,000   1,048,600
   1.250%, 07/11/14........................................   1,200   1,215,900
Council of Europe Development Bank
   4.500%, 06/30/14........................................   1,000   1,064,720
European Investment Bank
   1.250%, 02/14/14........................................   1,300   1,315,054
   4.750%, 10/15/14........................................     900     974,196
General Electric Capital Corp.
   5.500%, 06/04/14........................................   2,000   2,151,116
JPMorgan Chase & Co.
   2.050%, 01/24/14........................................   1,000   1,017,470
JPMorgan Chase & Co. Floating Rate Note
(r) 1.139%, 05/02/14.......................................     700     704,152

                                                               Face
                                                              Amount   Value+
                                                              ------ ----------
                                                              (000)
 Kommunalbanken AS
    1.000%, 06/16/14......................................... $1,560 $1,574,056
 Kommunekredit
    0.750%, 09/02/14.........................................  1,000  1,005,814
 Kreditanstalt fur Wiederaufbau
    1.500%, 04/04/14.........................................  1,800  1,830,173
 Landwirtschaftliche Rentenbank
    3.250%, 03/15/13.........................................  1,000  1,010,780
 Manitoba, Province of Canada
    1.375%, 04/28/14.........................................  1,000  1,014,840
 National Australia Bank, Ltd. Floating Rate Note
 (r) 1.587%, 02/14/14........................................  2,000  2,020,388
 Nederlandse Waterschapsbank NV
    1.375%, 05/16/14.........................................  1,800  1,822,356
    1.250%, 10/20/14.........................................    800    809,840
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r) 0.793%, 04/05/13........................................  2,000  2,002,346
 Oesterreichische Kontrollbank AG
    1.375%, 01/21/14.........................................    500    505,525
 Ontario Electricity Financial Corp.
    7.450%, 03/31/13.........................................  2,000  2,057,536
 Ontario, Province of Canada
    1.375%, 01/27/14.........................................  1,000  1,013,030
    4.100%, 06/16/14.........................................    800    847,584
 Rabobank Nederland NV
    1.850%, 01/10/14.........................................  2,000  2,029,240
 Rabobank Nederland NV Floating Rate Note
 (r) 0.710%, 01/17/14........................................    500    500,469
 Royal Bank of Canada
    2.100%, 07/29/13.........................................    500    506,443
    1.125%, 01/15/14.........................................  1,500  1,512,495
 Sanofi-Aventis SA
    1.625%, 03/28/14.........................................  2,000  2,031,920
 Societe Financement del'Economie Francaise
    2.875%, 09/22/14.........................................    500    521,799
 State of North Rhine- Westphalia
    1.625%, 09/17/14.........................................    500    508,585

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                              Face
                                                             Amount   Value+
                                                             ------ -----------
                                                             (000)
Svenska Handelsbanken Floating Rate Note
(r) 0.922%, 08/30/13........................................ $2,000 $ 2,004,928
Total Capital Canada, Ltd.
   1.625%, 01/28/14.........................................  2,000   2,028,600
Toyota Motor Credit Corp.
   1.375%, 08/12/13.........................................  1,600   1,613,776
U.S. Bancorp
   2.000%, 06/14/13.........................................    800     808,310
Wells Fargo & Co.
   4.375%, 01/31/13.........................................    900     908,717
                                                                    -----------
TOTAL BONDS.................................................         50,152,514
                                                                    -----------
COMMERCIAL PAPER -- (2.0%)
Banque et Caisse d'Epargne del'Etat
   0.290%, 12/27/12.........................................  1,000     999,645
Standard Chartered Bank
   0.370%, 12/13/12.........................................    400     399,892
   0.380%, 12/18/12.........................................    400     399,874
                                                                    -----------
TOTAL COMMERCIAL PAPER......................................          1,799,411
                                                                    -----------

                                                            Shares    Value+
                                                            ------- -----------
 TEMPORARY CASH INVESTMENTS -- (0.7%)
 BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares                                     651,893 $   651,893
                                                                    -----------
 TOTAL INVESTMENTS --(100.0%) (Cost $88,721,355)................... $88,945,243
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                                  ----------------------------------------
                                  Level 1    Level 2   Level 3    Total
                                  -------- ----------- ------- -----------
      Agency Obligations.........       -- $36,341,425   --    $36,341,425
      Bonds......................       --  50,152,514   --     50,152,514
      Commercial Paper...........       --   1,799,411   --      1,799,411
      Temporary Cash Investments. $651,893          --   --        651,893
                                  -------- -----------   --    -----------
      TOTAL...................... $651,893 $88,293,350   --    $88,945,243
                                  ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Face
                                                           Amount     Value+
                                                          -------- ------------
                                                           (000)
AGENCY OBLIGATIONS -- (99.7%)
Federal Home Loan Bank
   0.375%, 11/27/13...................................... $ 33,000 $ 33,050,589
   4.875%, 11/27/13......................................    2,400    2,519,532
   3.125%, 12/13/13......................................   18,210   18,795,743
   0.875%, 12/27/13......................................   29,500   29,714,347
   2.375%, 03/14/14......................................   18,000   18,515,394
   1.375%, 05/28/14......................................    7,000    7,126,406
   2.500%, 06/13/14......................................   16,600   17,185,980
   5.250%, 06/18/14......................................   15,500   16,754,880
                                                                   ------------
TOTAL AGENCY OBLIGATIONS.................................           143,662,871
                                                                   ------------

                                                           Shares
                                                          --------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds FedFund Portfolio...........  367,707      367,707
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $143,771,108)........          $144,030,578
                                                                   ============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investment in Securities (Market Value)
                                     ------------------------------------------
                                     Level 1    Level 2    Level 3    Total
                                     -------- ------------ ------- ------------
 Agency Obligations.................       -- $143,662,871   --    $143,662,871
 Temporary Cash Investments......... $367,707           --   --         367,707
                                     -------- ------------   --    ------------
 TOTAL.............................. $367,707 $143,662,871   --    $144,030,578
                                     ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

 ASSETS:
 Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (Affiliated Investment Company) at
   Value......................................................... $     60,925
 Receivables:
    Affiliated Investment Company Sold...........................          222
 Prepaid Expenses and Other Assets...............................            4
                                                                  ------------
        Total Assets.............................................       61,151
                                                                  ------------
 LIABILITIES:
 Payables:
    Fund Shares Redeemed.........................................          222
 Accrued Expenses and Other Liabilities..........................           13
                                                                  ------------
        Total Liabilities........................................          235
                                                                  ------------
 NET ASSETS...................................................... $     60,916
                                                                  ============
 SHARES OUTSTANDING, $0.01 PAR VALUE (1).........................    4,401,161
                                                                  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........ $      13.84
                                                                  ============
 Investment in Affiliated Investment Company at Cost............. $     39,978
                                                                  ------------
 NET ASSETS CONSIST OF:
 Paid-In Capital................................................. $     43,963
 Undistributed Net Investment Income (Distributions in Excess of
   Net Investment Income)........................................          182
 Accumulated Net Realized Gain (Loss)............................       (4,176)
 Net Unrealized Appreciation (Depreciation)......................       20,947
                                                                  ------------
 NET ASSETS...................................................... $     60,916
                                                                  ============
 (1) NUMBER OF SHARES AUTHORIZED.................................  300,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                        LWAS/DFA     LWAS/DFA
                                                        Two-Year     Two-Year
                                                      Fixed Income  Government
                                                       Portfolio    Portfolio
                                                      ------------ ------------
 ASSETS:
 Investments at Value................................ $     88,293 $    143,663
 Temporary Cash Investments at Value & Cost..........          652          368
 Receivables:
    Investment Securities Sold.......................           --        6,411
    Interest.........................................          366          966
    Fund Shares Sold.................................          109           --
                                                      ------------ ------------
 Prepaid Expenses and Other Assets...................            5            5
                                                      ------------ ------------
        Total Assets.................................       89,425      151,413
 LIABILITIES:
 Payables:
    Investment Securities Purchased..................           --        6,050
    Fund Shares Redeemed.............................           73           49
    Due to Advisor...................................           11           18
 Accrued Expenses and Other Liabilities..............           15           23
                                                      ------------ ------------
        Total Liabilities............................           99        6,140
                                                      ------------ ------------
 NET ASSETS                                           $     89,326 $    145,273
                                                      ============ ============
 SHARES OUTSTANDING, $0.01 PAR VALUE (1).............    8,872,372   14,582,252
                                                      ============ ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE                                              $      10.07 $       9.96
                                                      ============ ============
 Investments at Cost................................. $     88,069 $    143,404
                                                      ------------ ------------
 NET ASSETS CONSIST OF:
 Paid-In Capital..................................... $     88,656 $    144,006
 Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income)                          51           39
 Accumulated Net Realized Gain (Loss)................          395          969
 Net Unrealized Appreciation (Depreciation)..........          224          259
                                                      ------------ ------------
 NET ASSETS                                           $     89,326 $    145,273
                                                      ============ ============
 (1) NUMBER OF SHARES AUTHORIZED.....................  300,000,000  300,000,000
                                                      ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                            LWAS/DFA      LWAS/DFA    LWAS/DFA
                                           U.S. High      Two-Year    Two-Year
                                         Book to Market Fixed Income Government
                                           Portfolio*    Portfolio   Portfolio
                                         -------------- ------------ ----------
Investment Income
   Dividends............................    $ 1,356           --          --
   Interest.............................         --        $ 630       $ 744
   Income from Securities Lending.......         50           --          --
   Expenses Allocated from Affiliated
     Investment Company.................        (72)          --          --
                                            -------        -----       -----
       Total Investment Income..........      1,334          630         744
                                            -------        -----       -----
Expenses
   Investment Advisory Services Fees....         --          135         238
   Administrative Services Fees.........          6           --          --
   Accounting & Transfer Agent Fees.....         13           30          37
   Shareholder Servicing Fees...........         93           72         127
   Filing Fees..........................         18           19          21
   Shareholders' Reports................          6            7          13
   Directors'/Trustees' Fees & Expenses.          1            1           2
   Custodian Fees.......................         --            1           2
   Professional Fees....................          3            3           6
   Other................................          1            1           3
                                            -------        -----       -----
       Total Expenses...................        141          269         449
                                            -------        -----       -----
   Net Investment Income (Loss).........      1,193          361         295
                                            -------        -----       -----
Realized and Unrealized Gain (Loss).....
   Net Realized Gain (Loss)
     on: Investment Securities Sold.....      3,324          400         974
   Change in Unrealized Appreciation
     (Depreciation) of: Investment
     Securities.........................      5,684         (100)       (426)
                                            -------        -----       -----
   Net Realized and Unrealized Gain
     (Loss).............................      9,008          300         548
                                            -------        -----       -----
Net Increase (Decrease) in Net Assets
  Resulting from Operations.............    $10,201        $ 661       $ 843
                                            =======        =====       =====
--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                        LWAS/DFA            LWAS/DFA            LWAS/DFA
                                                                        U.S. High           Two-Year            Two-Year
                                                                     Book to Market       Fixed Income         Government
                                                                        Portfolio           Portfolio           Portfolio
                                                                   ------------------  ------------------  ------------------
                                                                     Year      Year      Year      Year      Year      Year
                                                                    Ended     Ended     Ended     Ended     Ended     Ended
                                                                   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                     2012      2011      2012      2011      2012      2011
                                                                   --------  --------  --------  --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)................................... $  1,193  $  1,104  $    361  $    494  $    295  $    763
   Net Realized Gain (Loss) on:...................................
       Investment Securities Sold.................................    3,324     3,269       400       549       974       793
       Futures....................................................       --       (98)       --        --        --        --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities......................................    5,684      (315)     (100)     (349)     (426)     (278)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................   10,201     3,960       661       694       843     1,278
                                                                   --------  --------  --------  --------  --------  --------
Distributions From:
   Net Investment Income..........................................   (1,185)   (1,098)     (393)     (506)     (413)     (754)
   Net Short-Term Gains...........................................       --        --      (461)     (353)     (774)   (1,910)
   Net Long-Term Gains............................................       --        --       (90)      (81)       --      (125)
          Total Distributions.....................................   (1,185)   (1,098)     (944)     (940)   (1,187)   (2,789)
                                                                   --------  --------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued..................................................    2,926     5,902    10,153    23,146    17,044    55,107
   Shares Issued in Lieu of Cash Distributions....................    1,031       956       753       753       845     1,898
   Shares Redeemed................................................  (14,816)  (14,275)  (14,194)  (20,020)  (50,714)  (50,776)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................  (10,859)   (7,417)   (3,288)    3,879   (32,825)    6,229
                                                                   --------  --------  --------  --------  --------  --------
          Total Increase (Decrease) in Net Assets.................   (1,843)   (4,555)   (3,571)    3,633   (33,169)    4,718
Net Assets
   Beginning of Period............................................   62,759    67,314    92,897    89,264   178,442   173,724
                                                                   --------  --------  --------  --------  --------  --------
   End of Period.................................................. $ 60,916  $ 62,759  $ 89,326  $ 92,897  $145,273  $178,442
                                                                   ========  ========  ========  ========  ========  ========
(1) Shares Issued and Redeemed:
   Shares Issued..................................................      232       465     1,010     2,298     1,712     5,537
   Shares Issued in Lieu of Cash Distributions....................       83        78        75        75        85       191
   Shares Redeemed................................................   (1,163)   (1,137)   (1,412)   (1,989)   (5,094)   (5,099)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................     (848)     (594)     (327)      384    (3,297)      629
                                                                   ========  ========  ========  ========  ========  ========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)                                 $    182  $    174  $     51  $     83  $     39  $    157

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                                      Period
                                                                 Year     Year     Year     Year     Dec. 1,       Year
                                                                Ended    Ended    Ended    Ended     2007 to      Ended
                                                               Oct. 31, Oct. 31, Oct. 31, Oct. 31,   Oct. 31,    Nov. 30,
                                                                 2012     2011     2010     2009       2008        2007
                                                               -------- -------- -------- -------- --------     --------
Net Asset Value, Beginning of Period ......................... $ 11.96  $ 11.52  $  9.80  $  9.04  $ 15.35      $  16.10
                                                               -------  -------  -------  -------  -------      --------
Income from Investment Operations
   Net Investment Income (Loss) (A)...........................    0.25     0.20     0.19     0.18     0.21          0.20
   Net Gains (Losses) on Securities (Realized and Unrealized).    1.87     0.44     1.72     0.79    (5.48)        (0.26)
                                                               -------  -------  -------  -------  -------      --------
       Total from Investment Operations ......................    2.12     0.64     1.91     0.97    (5.27)        (0.06)
                                                               -------  -------  -------  -------  -------      --------
Less Distributions
   Net Investment Income......................................   (0.24)   (0.20)   (0.19)   (0.21)   (0.21)        (0.20)
   Net Realized Gains.........................................      --       --       --       --    (0.83)        (0.49)
                                                               -------  -------  -------  -------  -------      --------
       Total Distributions....................................   (0.24)   (0.20)   (0.19)   (0.21)   (1.04)        (0.69)
                                                               -------  -------  -------  -------  -------      --------
Net Assets Value, End of Period............................... $ 13.84  $ 11.96  $ 11.52  $  9.80  $  9.04      $  15.35
                                                               =======  =======  =======  =======  =======      ========
Total Return..................................................   18.01%    5.48%   19.71%   11.61%  (36.69)%(C)    (0.51)%
                                                               -------  -------  -------  -------  -------      --------
Net Assets, End of Period (thousands)                          $60,916  $62,759  $67,314  $65,927  $68,462      $119,833
Ratio of Expenses to Average Net Assets (D)                       0.34%    0.34%    0.35%    0.38%    0.33%(B)      0.32%
Ratio of Net Investment Income to Average Net Assets              1.93%    1.56%    1.78%    2.20%    1.72%(B)      1.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             LWAS/DFA Two-Year Fixed
                                                                                 Income Portfolio
                                                             -------------------------------------------------------
                                                                                                   Period
                                                               Year     Year     Year     Year    Dec. 1,      Year
                                                              Ended    Ended    Ended    Ended    2007 to     Ended
                                                             Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,   Nov. 30,
                                                               2012     2011     2010     2009      2008       2007
                                                             -------- -------- -------- -------- --------    --------
Net Asset Value, Beginning of Period ....................... $ 10.10  $ 10.13  $ 10.03  $  9.84  $  9.95     $  9.94
                                                             -------  -------  -------  -------  -------     -------
Income from Investment Operations
   Net Investment Income (Loss) (A) ........................    0.04     0.05     0.08     0.19     0.28        0.49
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................    0.03     0.03     0.11     0.23    (0.04)         --
                                                             -------  -------  -------  -------  -------     -------
       Total from Investment Operations.....................    0.07     0.08     0.19     0.42     0.24        0.49
                                                             -------  -------  -------  -------  -------     -------
Less Distributions
   Net Investment Income....................................   (0.04)   (0.06)   (0.09)   (0.23)   (0.35)      (0.48)
   Net Realized Gains.......................................   (0.06)   (0.05)      --       --       --          --
                                                             -------  -------  -------  -------  -------     -------
       Total Distributions..................................   (0.10)   (0.11)   (0.09)   (0.23)   (0.35)      (0.48)
                                                             -------  -------  -------  -------  -------     -------
Net Asset Value, End of Period.............................. $ 10.07  $ 10.10  $ 10.13  $ 10.03  $  9.84     $  9.95
                                                             =======  =======  =======  =======  =======     =======
Total Return................................................    0.75%    0.73%    1.89%    4.31%    2.46%(C)    5.03%
                                                             -------  -------  -------  -------  -------     -------
Net Assets, End of Period (thousands)                        $89,326  $92,897  $89,264  $77,398  $84,065     $96,442
Ratio of Expenses to Average Net
Assets......................................................    0.30%    0.30%    0.31%    0.34%    0.31%(B)    0.31%
Ratio of Net Investment Income to Average Net Assets            0.40%    0.54%    0.82%    1.92%    3.04%(B)    4.94%
Portfolio Turnover Rate.....................................     102%      98%     113%      77%      20%(C)      22%

                                                                                   LWAS/DFA Two-Year
                                                                                  Government Portfolio
                                                             -------------------------------------------------------------
                                                                                                        Period
                                                               Year      Year      Year      Year      Dec. 1,      Year
                                                              Ended     Ended     Ended     Ended      2007 to     Ended
                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,   Nov. 30,
                                                               2012      2011      2010      2009        2008       2007
                                                             --------  --------  --------  --------  --------     --------
Net Asset Value, Beginning of Period ....................... $   9.98  $  10.07  $  10.10  $   9.80  $   9.89     $   9.87
                                                             --------  --------  --------  --------  --------     --------
Income from Investment Operations
   Net Investment Income (Loss) (A) ........................     0.02      0.04      0.07      0.18      0.24         0.46
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................     0.04      0.02      0.13      0.33     (0.03)        0.01
                                                             --------  --------  --------  --------  --------     --------
       Total from Investment Operations.....................     0.06      0.06      0.20      0.51      0.21         0.47
                                                             --------  --------  --------  --------  --------     --------
Less Distributions
   Net Investment Income....................................    (0.03)    (0.04)    (0.08)    (0.21)    (0.30)       (0.45)
   Net Realized Gains.......................................    (0.05)    (0.11)    (0.15)       --        --           --
                                                             --------  --------  --------  --------  --------     --------
       Total Distributions..................................    (0.08)    (0.15)    (0.23)    (0.21)    (0.30)       (0.45)
                                                             --------  --------  --------  --------  --------     --------
Net Asset Value, End of Period.............................. $   9.96  $   9.98  $  10.07  $  10.10  $   9.80     $   9.89
                                                             ========  ========  ========  ========  ========     ========
Total Return................................................     0.50%     0.66%     1.98%     5.21%     2.13%(C)     4.85%
                                                             --------  --------  --------  --------  --------     --------
Net Assets, End of Period (thousands)                        $145,273  $178,442  $173,724  $136,508  $133,785     $110,338
Ratio of Expenses to Average Net
Assets......................................................     0.28%     0.29%     0.29%     0.31%     0.30%(B)     0.31%
Ratio of Net Investment Income to Average Net Assets             0.19%     0.41%     0.72%     1.76%     2.69%(B)     4.66%
Portfolio Turnover Rate.....................................      111%      127%      166%      112%        7%(C)        0%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, the Feeder Fund owned 1% of the Series.

   Effective December 31, 2008, the Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

    1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These valuations are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: LWAS/DFA U.S. High Book to Market Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to the shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no compensation for investment advisory services provided to the Feeder Fund but is compensated for the investment advisory services it provides to the Feeder Fund's master fund. For the year ended October 31, 2012, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
                                                -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%           --
   LWAS/DFA Two-Year Fixed Income Portfolio....        --          0.15%
   LWAS/DFA Two-Year Government Portfolio......        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $2
                LWAS/DFA Two-Year Fixed Income Portfolio....  3
                LWAS/DFA Two-Year Government Portfolio......  5

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. Government   Other Investment
                                               Securities        Securities
                                           ------------------ -----------------
                                           Purchases  Sales   Purchases  Sales
                                           --------- -------- --------- -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $ 52,114  $ 72,524  $37,185  $23,039
 LWAS/DFA Two-Year Government Portfolio...  175,582   207,326       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of October 31, 2012, the Portfolios had no permanent differences to report.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                           Net Investment
                                               Income
                                           and Short-Term   Long-Term
                                           Capital Gains  Capital Gains Total
                                           -------------- ------------- ------
  LWAS/DFA U.S. High Book to Market
    Portfolio
  2011....................................     $1,098           --      $1,098
  2012....................................      1,185           --       1,185
  LWAS/DFA Two-Year Fixed Income Portfolio
  2011....................................        859         $ 81         940
  2012....................................        854           90         944
  LWAS/DFA Two-Year Government Portfolio
  2011....................................      2,679          110       2,789
  2012....................................      1,187           --       1,187

   At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                        Undistributed
                             Net                                   Total Net
                         Investment                              Distributable
                         Income and   Undistributed   Capital      Earnings
                         Short-Term     Long-Term       Loss      Accumulated
                        Capital Gains Capital Gains Carryforward   (Losses)
                        ------------- ------------- ------------ -------------
 LWAS/DFA U.S. High
   Book to Market
   Portfolio...........     $186            --        $(4,175)      $(3,989)
 LWAS/DFA Two-Year
   Fixed Income
   Portfolio...........      409           $40             --           449
 LWAS/DFA Two-Year
   Government Portfolio      988            25             --         1,013

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                      Expires on October 31,
                                               2017          Unlimited Total
                                      ---------------------- --------- ------
  LWAS/DFA U.S. High Book to Market
    Portfolio........................         $4,175            --     $4,175

   During the year ended October 31, 2012, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              LWAS/DFA U.S. High Book to Market Portfolio. $3,323

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      Net
                                                                   Unrealized
                            Federal   Unrealized    Unrealized    Appreciation
                            Tax Cost Appreciation (Depreciation) (Depreciation)
                            -------- ------------ -------------- --------------
LWAS/DFA U.S. High Book to
  Market Portfolio......... $ 39,979   $24,384       $(3,438)       $20,946
LWAS/DFA Two-Year Fixed
  Income Portfolio.........   88,721       232            (8)           224
LWAS/DFA Two-Year
  Government Portfolio.....  143,771       260            --            260

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             96%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             97%
    LWAS/DFA Two-Year Government Portfolio......      2             90%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, broker, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
LWAS/DFA International High Book to Market Portfolio vs.
MSCI World ex USA Index (net dividends)
October 31, 2002-October 31, 2012

                                                                  LWAS/DFA
                                                                International
                                                                High Book to   MSCI World
                                                                   Market     ex USA Index
BeginDate    End Date  FundReturns Benchmark0Returns  EndDate     Portfolio    (net div.)
---------   ---------- ----------- ----------------- ---------- ------------- ------------
2002-10-31  2002-11-30     5.95%          4.60%         10/2002        10000        10000
2002-11-30  2002-12-31    -2.50%         -3.23%         11/2002  10595.36935  10460.38388
2002-12-31  2003-01-31    -3.33%         -3.81%         12/2002  10330.56431  10122.31597
2003-01-31  2003-02-28    -2.07%         -1.97%         01/2003  9986.212167  9736.633173
2003-02-28  2003-03-31    -2.35%         -1.93%         02/2003  9779.600881  9544.699524
2003-03-31  2003-04-30    10.94%          9.60%         03/2003  9550.032785  9360.754077
2003-04-30  2003-05-31     7.48%          6.20%         04/2003  10594.56762   10259.0855
2003-05-31  2003-06-30     3.23%          2.43%         05/2003  11386.57755  10895.37242
2003-06-30  2003-07-31     4.49%          2.29%         06/2003   11753.8865  11160.05075
2003-07-31  2003-08-31     2.62%          2.58%         07/2003  12281.89312  11416.08512
2003-08-31  2003-09-30     3.73%          3.00%         08/2003  12603.28846  11710.45636
2003-09-30  2003-10-31     7.90%          6.26%         09/2003  13073.90305  12061.78555
2003-10-31  2003-11-30     2.12%          2.27%         10/2003  14106.95949  12817.10429
2003-11-30  2003-12-31     7.47%          7.67%         11/2003  14405.39801  13107.63318
2003-12-31  2004-01-31     2.58%          1.39%         12/2003  15481.84909  14112.72688
2004-01-31  2004-02-29     2.96%          2.30%         01/2004  15880.92632  14309.22909
2004-02-29  2004-03-31     1.58%          0.50%         02/2004  16350.42895   14638.3333
2004-03-31  2004-04-30    -3.04%         -2.62%         03/2004  16608.65539  14711.61449
2004-04-30  2004-05-31     0.95%          0.47%         04/2004  16103.94006  14326.52241
2004-05-31  2004-06-30     4.12%          2.31%         05/2004  16256.52842  14393.48999
2004-06-30  2004-07-31    -3.71%         -3.05%         06/2004  16925.69145  14725.88378
2004-07-31  2004-08-31     1.31%          0.42%         07/2004   16297.0568   14276.8102
2004-08-31  2004-09-30     3.16%          2.91%         08/2004  16510.55536  14336.16895
2004-09-30  2004-10-31     3.85%          3.59%         09/2004  17031.58303  14754.05385
2004-10-31  2004-11-30     7.42%          6.65%         10/2004  17687.56136   15284.2776
2004-11-30  2004-12-31     4.96%          4.22%         11/2004  18999.51804  16300.75747
2004-12-31  2005-01-31    -1.05%         -1.97%         12/2004  19941.20634  16989.40669
2005-01-31  2005-02-28     3.93%          4.45%         01/2005   19732.2048  16654.94269
2005-02-28  2005-03-31    -2.48%         -2.27%         02/2005  20506.73994  17395.84581
2005-03-31  2005-04-30    -3.08%         -2.55%         03/2005  19998.29899  17000.98254
2005-04-30  2005-05-31     0.13%          0.18%         04/2005  19383.34515  16567.48433
2005-05-31  2005-06-30     1.59%          1.63%         05/2005   19407.9433  16597.69751
2005-06-30  2005-07-31     4.42%          3.23%         06/2005  19716.51278  16869.00377
2005-07-31  2005-08-31     3.33%          2.76%         07/2005  20588.37373  17413.79488
2005-08-31  2005-09-30     2.76%          4.56%         08/2005  21273.40733  17894.53946
2005-09-30  2005-10-31    -1.55%         -3.23%         09/2005  21860.09786  18711.18961
2005-10-31  2005-11-30     1.80%          2.65%         10/2005  21521.86139  18106.58452
2005-11-30  2005-12-31     4.88%          4.64%         11/2005  21910.20697  18586.07722
2005-12-31  2006-01-31     6.78%          6.32%         12/2005  22979.31228   19447.8385
2006-01-31  2006-02-28     0.97%         -0.34%         01/2006  24537.67943  20677.90796
2006-02-28  2006-03-31     4.21%          3.17%         02/2006  24775.39645   20608.4637
2006-03-31  2006-04-30     5.01%          4.78%         03/2006  25818.71006  21262.03853
2006-04-30  2006-05-31    -4.04%         -3.80%         04/2006  27112.94719  22278.72975
2006-05-31  2006-06-30    -0.66%         -0.13%         05/2006  26016.80758  21432.31082
2006-06-30  2006-07-31     1.50%          0.94%         06/2006  25844.42821   21404.7152
2006-07-31  2006-08-31     3.42%          2.84%         07/2006  26232.96549  21605.26571
2006-08-31  2006-09-30     1.36%         -0.08%         08/2006   27130.6206  22219.30598
2006-09-30  2006-10-31     4.44%          3.95%         09/2006  27498.67163  22201.41652
2006-10-31  2006-11-30     3.30%          2.98%         10/2006  28718.42542  23078.81278
2006-11-30  2006-12-31     3.88%          2.87%         11/2006  29667.12282  23766.23179
2006-12-31  2007-01-31     1.86%          0.61%         12/2006  30817.49922  24447.67862
2007-01-31  2007-02-28    -0.09%          0.80%         01/2007  31390.52301  24596.81523
2007-02-28  2007-03-31     3.22%          2.56%         02/2007  31362.57062  24793.58307
2007-03-31  2007-04-30     5.01%          4.55%         03/2007  32372.25964  25428.87548
2007-04-30  2007-05-31     3.41%          2.22%         04/2007  33994.36854  26585.83302
2007-05-31  2007-06-30    -0.77%          0.10%         05/2007  35155.01543  27176.22708
2007-06-30  2007-07-31    -2.81%         -1.38%         06/2007  34883.85369   27203.4992
2007-07-31  2007-08-31    -1.13%         -1.45%         07/2007  33903.81057  26827.45133
2007-08-31  2007-09-30     5.21%          5.68%         08/2007  33520.31544  26439.13227
2007-09-30  2007-10-31     4.82%          4.35%         09/2007  35265.90251  27941.23223
2007-10-31  2007-11-30    -6.06%         -3.91%         10/2007  36964.94802   29155.8544
2007-11-30  2007-12-31    -2.16%         -1.88%         11/2007  34723.35017  28015.69869
2007-12-31  2008-01-31    -8.14%         -9.02%         12/2007  33974.85291  27489.05893
2008-01-31  2008-02-29    -1.28%          1.81%         01/2008   31210.1723  25010.60702
2008-02-29  2008-03-31     1.16%         -1.43%         02/2008  30810.82954  25463.85563
2008-03-31  2008-04-30     4.44%          5.56%         03/2008  31167.37462  25100.36419
2008-04-30  2008-05-31     0.05%          1.52%         04/2008  32551.22451  26495.58367
2008-05-31  2008-06-30    -9.91%         -7.78%         05/2008  32566.60062    26897.647
2008-06-30  2008-07-31    -2.84%         -3.56%         06/2008  29338.14574  24806.01124
2008-07-31  2008-08-31    -4.20%         -3.87%         07/2008  28503.51251  23923.25865
2008-08-31  2008-09-30   -11.69%        -14.44%         08/2008  27306.67994  22998.07514
2008-09-30  2008-10-31   -25.10%        -20.80%         09/2008  24114.52863  19677.65227
2008-10-31  2008-11-30    -6.14%         -5.42%         10/2008  18062.13051  15584.31425
2008-11-30  2008-12-31     7.34%          5.27%         11/2008  16953.05232   14739.1788
2008-12-31  2009-01-31   -13.84%         -9.33%         12/2008  18196.94792  15516.16027
2009-01-31  2009-02-28   -12.28%        -10.12%         01/2009  15678.51008  14068.39209
2009-02-28  2009-03-31    10.90%          6.59%         02/2009  13752.64585  12644.22388
2009-03-31  2009-04-30    18.48%         12.90%         03/2009  15251.10119  13477.42184
2009-04-30  2009-05-31    14.77%         12.65%         04/2009  18068.97077  15215.45069
2009-05-31  2009-06-30    -1.52%         -1.04%         05/2009  20738.53144  17139.69107
2009-06-30  2009-07-31    11.81%          9.39%         06/2009  20423.11407   16962.2042
2009-07-31  2009-08-31     5.72%          4.79%         07/2009   22834.6995  18554.91583
2009-08-31  2009-09-30     5.13%          4.13%         08/2009  24140.97494  19444.16669
2009-09-30  2009-10-31    -3.98%         -1.61%         09/2009  25379.38109   20246.4017
2009-10-31  2009-11-30     2.90%          2.47%         10/2009  24370.26057  19921.38374
2009-11-30  2009-12-31     1.13%          1.59%         11/2009  25076.64493  20414.28949
2009-12-31  2010-01-31    -5.73%         -4.69%         12/2009  25360.96643  20739.71496
2010-01-31  2010-02-28     0.32%         -0.10%         01/2010  23906.66554  19767.55316
2010-02-28  2010-03-31     7.84%          6.44%         02/2010  23983.20769  19747.74296
2010-03-31  2010-04-30    -1.68%         -1.49%         03/2010  25864.10092  21018.97237
2010-04-30  2010-05-31   -11.75%        -11.03%         04/2010  25430.05382   20705.5737
2010-05-31  2010-06-30    -1.85%         -1.45%         05/2010  22442.78846  18420.71863
2010-06-30  2010-07-31    12.59%          9.24%         06/2010  22028.66742  18154.24072
2010-07-31  2010-08-31    -4.91%         -2.99%         07/2010  24801.68791  19832.15152
2010-08-31  2010-09-30    10.68%          9.59%         08/2010  23583.63218  19239.37361
2010-09-30  2010-10-31     3.49%          3.56%         09/2010  26103.39059  21084.94731
2010-10-31  2010-11-30    -5.11%         -4.23%         10/2010   27014.2766  21836.08012
2010-11-30  2010-12-31     9.33%          8.05%         11/2010  25634.93493  20911.33371
2010-12-31  2011-01-31     4.27%          2.15%         12/2010  28026.76165  22595.14698
2011-01-31  2011-02-28     3.33%          3.71%         01/2011  29222.34771  23081.88961
2011-02-28  2011-03-31    -2.77%         -2.00%         02/2011  30195.49915  23937.75502
2011-03-31  2011-04-30     5.32%          5.45%         03/2011  29360.27489  23458.22183
2011-04-30  2011-05-31    -3.70%         -2.96%         04/2011  30921.69501  24735.79508
2011-05-31  2011-06-30    -1.38%         -1.42%         05/2011  29778.51241  24002.51829
2011-06-30  2011-07-31    -3.19%         -1.65%         06/2011  29368.18546   23660.6711
2011-07-31  2011-08-31   -10.77%         -8.45%         07/2011  28432.71237  23270.36799
2011-08-31  2011-09-30   -10.91%        -10.04%         08/2011  25371.16408  21303.01857
2011-09-30  2011-10-31     9.60%          9.73%         09/2011  22601.92609  19163.70779
2011-10-31  2011-11-30    -3.34%         -4.62%         10/2011  24770.79779  21027.44381
2011-11-30  2011-12-31    -2.73%         -1.09%         11/2011  23943.20201  20055.70845
2011-12-31  2012-01-31     6.74%          5.40%         12/2011  23289.02991  19836.86573
2012-01-31  2012-02-29     5.22%          5.50%         01/2012  24859.75566  20907.86348
2012-02-29  2012-03-31    -0.87%         -0.74%         02/2012  26158.62503  22057.34745
2012-03-31  2012-04-30    -3.62%         -1.70%         03/2012  25932.13098  21894.09324
2012-04-30  2012-05-31   -12.35%        -11.40%         04/2012   24994.0959  21522.48712
2012-05-31  2012-06-30     7.06%          6.55%         05/2012  21907.65791   19068.8287
2012-06-30  2012-07-31    -0.39%          1.25%         06/2012  23454.38764  20318.28267
2012-07-31  2012-08-31     4.10%          2.85%         07/2012  23361.80453  20571.27444
2012-08-31  2012-09-30     3.53%          3.04%         08/2012  24318.49666  21158.19849
2012-09-30  2012-10-31     1.23%          0.70%         09/2012  25176.72303  21800.59481
                                                     10/31/2012   25486.7812  21953.36604

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          2.89%     -7.17%     9.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

    International Equity Market Review    12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                       ________________________________

                                                    U.S. Dollar
                                                      Return
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%
--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       ________________________________

                                                         Local
                                                        Currency U.S. Dollar
   Ten Largest Foreign Developed Markets by Market Cap   Return    Return
   ---------------------------------------------------  -------- -----------
                     United Kingdom....................   8.61%      8.41%
                     Japan.............................  -0.86%     -3.28%
                     Canada............................   3.34%      2.69%
                     France............................  10.04%      2.23%
                     Australia.........................  10.20%      7.71%
                     Switzerland.......................  17.41%      9.79%
                     Germany...........................  18.18%      9.79%
                     Spain.............................  -6.40%    -13.04%
                     Sweden............................   9.26%      6.47%
                     Hong Kong.........................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

Master-Feeder Structure

   The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

International Equity Portfolio's Performance Overview

LWAS/DFA International High Book to Market Portfolio

   The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks and does not attempt to track any specific equity index. As of October 31, 2012, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2012, total returns were 2.89% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed relative to the Index during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to the Portfolio's relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Master Fund has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed to relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                    DISCLOSURE OF FUND EXPENSES (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLE

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $1,019.70    0.48%    $2.44
     Hypothetical 5% Annual Return. $1,000.00 $1,022.72    0.48%    $2.44
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

                     Affiliated Investment Company. 100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                Value+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company                      $66,912,358
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $63,295,182)................................ $66,912,358
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (Affiliated Investment Company) at
  Value........................................................... $     66,912
Receivables:
   Affiliated Investment Company Shares Sold......................          212
Prepaid Expenses and Other Assets.................................            5
                                                                   ------------
       Total Assets...............................................       67,129
                                                                   ------------
LIABILITIES:
Payables:
   Affiliated Investment Company Purchased........................           28
   Fund Shares Redeemed...........................................          184
   Due to Advisor.................................................            1
Accrued Expenses and Other Liabilities............................           16
                                                                   ------------
       Total Liabilities..........................................          229
                                                                   ------------
NET ASSETS........................................................ $     66,900
                                                                   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........................    8,135,788
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......... $       8.22
                                                                   ============
Investment in Affiliated Investment Company at Cost............... $     63,295
                                                                   ------------
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $     58,466
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................          336
Accumulated Net Realized Gain (Loss)..............................        4,477
Net Unrealized Foreign Exchange Gain (Loss).......................            4
Net Unrealized Appreciation (Depreciation)........................        3,617
                                                                   ------------
NET ASSETS........................................................ $     66,900
                                                                   ============
(1) NUMBER OF SHARES AUTHORIZED...................................  200,000,000
                                                                   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

Investment Income
   Dividends (Net of Foreign Taxes Withheld of $202).................. $ 2,546
   Income from Securities Lending.....................................     131
   Expenses Allocated from Affiliated Investment Company..............    (159)
                                                                       -------
       Total Investment Income........................................   2,518
                                                                       -------
Expenses
   Administrative Services Fees.......................................       7
   Accounting & Transfer Agent Fees...................................      13
   Shareholder Servicing Fees.........................................     128
   Filing Fees........................................................      17
   Shareholders' Reports..............................................       6
   Directors'/Trustees' Fees & Expenses...............................       1
   Professional Fees..................................................       2
   Other..............................................................       1
                                                                       -------
       Total Expenses.................................................     175
   Net Investment Income (Loss).......................................   2,343
                                                                       -------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................................   4,492
       Foreign Currency Transactions..................................     (13)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................  (5,013)
       Translation of Foreign Currency Denominated Amounts............      (3)
                                                                       -------
   Net Realized and Unrealized Gain (Loss)............................    (537)
                                                                       -------
Net Increase (Decrease) in Net Assets Resulting from Operations....... $ 1,806
                                                                       =======
--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                              Year      Year
                                                             Ended     Ended
                                                            Oct. 31,  Oct. 31,
                                                              2012      2011
                                                            --------  --------
 Increase (Decrease) in Net Assets
 Operations:
    Net Investment Income (Loss)........................... $  2,343  $  2,779
    Net Realized Gain (Loss) on:
        Investment Securities Sold.........................    4,492     2,978
        Foreign Currency Transactions......................      (13)        9
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign Currency.........   (5,013)  (12,479)
        Translation of Foreign Currency Denominated
          Amounts..........................................       (3)       (8)
                                                            --------  --------
           Net Increase (Decrease) in Net Assets
             Resulting from Operations.....................    1,806    (6,721)
                                                            --------  --------
 Distributions From:
    Net Investment Income..................................   (2,327)   (2,701)
    Net Short-Term Gains...................................       --      (304)
    Net Long-Term Gains....................................   (2,965)   (4,756)
                                                            --------  --------
           Total Distributions.............................   (5,292)   (7,761)
                                                            --------  --------
 Capital Share Transactions (1):
    Shares Issued..........................................    7,815    10,655
    Shares Issued in Lieu of Cash Distributions............    4,540     6,576
    Shares Redeemed........................................  (14,825)  (15,785)
                                                            --------  --------
           Net Increase (Decrease) from Capital
             Share Transactions............................   (2,470)    1,446
                                                            --------  --------
           Total Increase (Decrease) in Net Assets.........   (5,956)  (13,036)
 Net Assets
    Beginning of Period....................................   72,856    85,892
                                                            --------  --------
    End of Period.......................................... $ 66,900  $ 72,856
                                                            ========  ========
 (1) Shares Issued and Redeemed:
    Shares Issued..........................................      997     1,060
    Shares Issued in Lieu of Cash Distributions............      603       669
    Shares Redeemed........................................   (1,858)   (1,611)
                                                            --------  --------
           Net Increase (Decrease) from Shares
             Issued and Redeemed...........................     (258)      118
                                                            ========  ========
 Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income)                      $    336  $    323

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                             Period
                                                        Year     Year      Year     Year     Dec. 1,      Year
                                                       Ended    Ended     Ended    Ended     2007 to     Ended
                                                      Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,
                                                        2012     2011      2010     2009       2008       2007
                                                      -------- --------  -------- -------- --------     --------
Net Asset Value, Beginning of Period ................ $  8.68  $ 10.38   $  9.66  $ 11.40  $ 24.32      $  21.89
                                                      -------  -------   -------  -------  -------      --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..................    0.28     0.32      0.22     0.25     0.66          0.65
   Net Gains (Losses) on Securities
       (Realized and Unrealized).....................   (0.10)   (1.09)     0.79     2.14   (11.36)         2.98
                                                      -------  -------   -------  -------  -------      --------
       Total from Investment Operations .............    0.18    (0.77)     1.01     2.39   (10.70)         3.63
                                                      -------  -------   -------  -------  -------      --------
Less Distributions
------------------
   Net Investment Income.............................   (0.28)   (0.31)    (0.23)   (0.27)   (0.70)        (0.58)
   Net Realized Gains................................   (0.36)   (0.62)    (0.06)   (3.86)   (1.52)        (0.62)
                                                      -------  -------   -------  -------  -------      --------
       Total Distributions...........................   (0.64)   (0.93)    (0.29)   (4.13)   (2.22)        (1.20)
                                                      -------  -------   -------  -------  -------      --------
Net Asset Value, End of Period....................... $  8.22  $  8.68   $ 10.38  $  9.66  $ 11.40      $  24.32
                                                      =======  =======   =======  =======  =======      ========
Total Return.........................................    2.89%   (8.30)%   10.85%   34.92%  (47.99)%(C)    17.05%
                                                      -------  -------   -------  -------  -------      --------
Net Assets, End of Period (thousands)................ $66,900  $72,856   $85,892  $85,504  $84,319      $185,239
Ratio of Expenses to Average Net Assets (D)..........    0.50%    0.49%     0.50%    0.52%    0.47%(B)      0.46%
Ratio of Net Investment Income to Average Net Assets.    3.49%    3.24%     2.29%    2.99%    3.74%(B)      2.76%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, the Portfolio owned 1% of the Series.

   On November 1, 2008, the Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in the Security Valuation note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from The DFA International Value Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended October 31, 2012, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/(losses) and gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

                          Increase        Increase
                         (Decrease)      (Decrease)
                        Undistributed    Accumulated
                        Net Investment  Net Realized
                           Income       Gains (Losses)
                        --------------  --------------
                            $(3)             $3

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                    Net Investment
                                        Income
                                    and Short-Term  Long-Term
                                    Capital Gains  Capital Gain Total
                                    -------------- ------------ ------
          2011.....................     $3,005        $4,756    $7,761
          2012.....................      2,327         2,965     5,292

   At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                  Undistributed
                      Net                        Total Net
                   Investment                   Distributable
                   Income and    Undistributed    Earnings
                   Short-Term     Long-Term     (Accumulated
                  Capital Gains  Capital Gains    Losses)
                  -------------  -------------  -------------
                      $374          $4,488         $4,862

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         Net
                                                     Unrealized
            Federal   Unrealized     Unrealized     Appreciation
            Tax Cost  Appreciation  (Depreciation)  (Depreciation)
            --------  ------------  --------------  --------------
            $63,341     $16,548       $(12,977)        $3,571

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

H. Other:

   At October 31, 2012, two shareholders held approximately 96% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of LWAS/DFA International High Book to Market Portfolio and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

--------------------------------------------------------------------------------
The U.S. Large Cap Value Series vs.
Russell 1000(R) Value Index
October 31, 2002-October 31, 2012

                                                                U.S. Large
                                                                Cap Value  Russell 1000
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Series   Value Index
---------   ---------- ----------- ----------------- ---------- ---------- ------------
2002-10-31  2002-11-30     7.05%          6.30%         10/2002     10000       10000
2002-11-30  2002-12-31    -4.49%         -4.34%         11/2002   10705.1       10630
2002-12-31  2003-01-31    -2.34%         -2.42%         12/2002 10223.931   10168.658
2003-01-31  2003-02-28    -2.89%         -2.67%         01/2003 9984.6304   9922.5765
2003-02-28  2003-03-31    -0.47%          0.17%         02/2003 9695.8188   9657.6437
2003-03-31  2003-04-30     9.26%          8.80%         03/2003 9650.0548   9674.0617
2003-04-30  2003-05-31     6.67%          6.46%         04/2003 10543.885   10525.379
2003-05-31  2003-06-30     1.07%          1.25%         05/2003 11247.362   11205.319
2003-06-30  2003-07-31     2.56%          1.49%         06/2003 11367.864   11345.385
2003-07-31  2003-08-31     3.56%          1.56%         07/2003 11658.496   11514.431
2003-08-31  2003-09-30    -2.20%         -0.98%         08/2003 12073.685   11694.056
2003-09-30  2003-10-31     6.70%          6.12%         09/2003 11808.296   11579.455
2003-10-31  2003-11-30     2.24%          1.36%         10/2003  12599.96   12288.117
2003-11-30  2003-12-31     6.87%          6.16%         11/2003 12882.152   12455.236
2003-12-31  2004-01-31     1.70%          1.76%         12/2003 13767.169   13222.478
2004-01-31  2004-02-29     2.57%          2.14%         01/2004 14001.789   13455.194
2004-02-29  2004-03-31    -0.40%         -0.88%         02/2004 14362.098   13743.135
2004-03-31  2004-04-30    -1.64%         -2.44%         03/2004 14304.205   13622.195
2004-04-30  2004-05-31     0.54%          1.02%         04/2004 14069.159   13289.814
2004-05-31  2004-06-30     3.02%          2.36%         05/2004  14144.71    13425.37
2004-06-30  2004-07-31    -3.24%         -1.41%         06/2004 14572.393   13742.209
2004-07-31  2004-08-31     0.00%          1.42%         07/2004 14100.686   13548.444
2004-08-31  2004-09-30     3.07%          1.55%         08/2004 14100.686   13740.831
2004-09-30  2004-10-31     1.22%          1.66%         09/2004 14533.623   13953.814
2004-10-31  2004-11-30     6.55%          5.06%         10/2004 14711.068   14185.448
2004-11-30  2004-12-31     4.01%          3.35%         11/2004 15674.343   14903.231
2004-12-31  2005-01-31    -2.50%         -1.78%         12/2004 16302.783    15402.49
2005-01-31  2005-02-28     3.05%          3.31%         01/2005 15894.788   15128.325
2005-02-28  2005-03-31    -0.27%         -1.37%         02/2005 16379.282   15629.073
2005-03-31  2005-04-30    -3.39%         -1.79%         03/2005 16334.644   15414.954
2005-04-30  2005-05-31     4.26%          2.41%         04/2005  15781.36   15139.027
2005-05-31  2005-06-30     2.06%          1.09%         05/2005 16453.813   15503.596
2005-06-30  2005-07-31     4.98%          2.89%         06/2005 16793.409   15673.127
2005-07-31  2005-08-31    -0.82%         -0.43%         07/2005 17630.091   16126.584
2005-08-31  2005-09-30     1.54%          1.40%         08/2005 17484.953   16056.505
2005-09-30  2005-10-31    -2.65%         -2.54%         09/2005 17754.264   16281.945
2005-10-31  2005-11-30     3.99%          3.27%         10/2005 17283.215   15868.423
2005-11-30  2005-12-31     0.14%          0.60%         11/2005 17973.329    16387.32
2005-12-31  2006-01-31     4.76%          3.88%         12/2005 17997.771   16485.209
2006-01-31  2006-02-28    -0.33%          0.61%         01/2006 18855.233   17125.349
2006-02-28  2006-03-31     1.78%          1.35%         02/2006 18792.709   17229.935
2006-03-31  2006-04-30     2.81%          2.54%         03/2006 19126.922   17463.322
2006-04-30  2006-05-31    -1.82%         -2.53%         04/2006 19663.943   17907.169
2006-05-31  2006-06-30     0.85%          0.64%         05/2006 19305.929   17454.821
2006-06-30  2006-07-31    -1.43%          2.43%         06/2006 19470.572   17566.362
2006-07-31  2006-08-31     1.64%          1.67%         07/2006 19191.908   17993.466
2006-08-31  2006-09-30     2.77%          1.99%         08/2006 19506.529   18294.602
2006-09-30  2006-10-31     3.96%          3.27%         09/2006 20047.087   18659.108
2006-10-31  2006-11-30     1.90%          2.28%         10/2006 20841.031    19269.99
2006-11-30  2006-12-31     2.01%          2.24%         11/2006 21237.423   19709.864
2006-12-31  2007-01-31     2.92%          1.28%         12/2006 21663.514   20152.334
2007-01-31  2007-02-28    -1.50%         -1.56%         01/2007 22295.606   20410.056
2007-02-28  2007-03-31     0.70%          1.55%         02/2007 21960.405   20091.867
2007-03-31  2007-04-30     4.25%          3.70%         03/2007 22113.364   20402.495
2007-04-30  2007-05-31     4.12%          3.61%         04/2007  23053.95   21156.426
2007-05-31  2007-06-30    -1.61%         -2.34%         05/2007 24004.133   21919.522
2007-06-30  2007-07-31    -6.20%         -4.62%         06/2007 23618.058   21407.349
2007-07-31  2007-08-31    -1.91%          1.12%         07/2007 22154.566   20417.391
2007-08-31  2007-09-30     2.61%          3.43%         08/2007 21730.924   20646.177
2007-09-30  2007-10-31     0.56%          0.01%         09/2007 22297.721   21355.328
2007-10-31  2007-11-30    -5.59%         -4.89%         10/2007 22423.314   21357.685
2007-11-30  2007-12-31    -0.33%         -0.97%         11/2007 21170.473   20313.849
2007-12-31  2008-01-31    -3.82%         -4.01%         12/2007 21099.994   20117.413
2008-01-31  2008-02-29    -3.07%         -4.19%         01/2008 20293.315   19311.652
2008-02-29  2008-03-31    -0.93%         -0.75%         02/2008 19671.298   18502.536
2008-03-31  2008-04-30     6.30%          4.87%         03/2008 19487.714   18363.767
2008-04-30  2008-05-31     2.40%         -0.16%         04/2008 20716.055   19258.921
2008-05-31  2008-06-30   -10.96%         -9.57%         05/2008  21213.24   19228.354
2008-06-30  2008-07-31    -1.09%         -0.36%         06/2008 18888.122   17387.788
2008-07-31  2008-08-31     1.94%          1.70%         07/2008 18682.497   17325.022
2008-08-31  2008-09-30    -8.98%         -7.35%         08/2008 19044.789   17619.548
2008-09-30  2008-10-31   -22.48%        -17.31%         09/2008 17333.876   16325.011
2008-10-31  2008-11-30    -9.81%         -7.17%         10/2008 13436.891   13498.953
2008-11-30  2008-12-31     3.25%          1.39%         11/2008 12118.966   12530.957
2008-12-31  2009-01-31   -11.87%        -11.50%         12/2008 12513.271   12704.886
2009-01-31  2009-02-28   -14.01%        -13.36%         01/2009 11027.632   11243.958
2009-02-28  2009-03-31     9.88%          8.55%         02/2009  9482.168   9741.6467
2009-03-31  2009-04-30    16.17%         10.72%         03/2009 10419.417   10574.589
2009-04-30  2009-05-31     7.66%          6.18%         04/2009 12104.471   11708.097
2009-05-31  2009-06-30    -1.22%         -0.74%         05/2009 13031.749   12432.076
2009-06-30  2009-07-31     9.53%          8.19%         06/2009 12872.218   12340.272
2009-07-31  2009-08-31     6.79%          5.23%         07/2009 14098.618    13350.34
2009-08-31  2009-09-30     4.37%          3.86%         08/2009 15055.808   14048.636
2009-09-30  2009-10-31    -4.31%         -3.06%         09/2009 15713.877   14591.411
2009-10-31  2009-11-30     5.64%          5.64%         10/2009 15035.867   14144.848
2009-11-30  2009-12-31     2.76%          1.77%         11/2009 15883.379   14942.092
2009-12-31  2010-01-31    -2.32%         -2.81%         12/2009 16322.092   15206.518
2010-01-31  2010-02-28     4.32%          3.16%         01/2010 15943.204   14778.851
2010-02-28  2010-03-31     7.79%          6.51%         02/2010 16631.184   15245.349
2010-03-31  2010-04-30     3.17%          2.59%         03/2010  17927.38   16237.822
2010-04-30  2010-05-31    -8.57%         -8.22%         04/2010 18495.712   16657.989
2010-05-31  2010-06-30    -7.55%         -5.63%         05/2010 16910.365    15288.77
2010-06-30  2010-07-31     7.84%          6.77%         06/2010 15634.111   14428.098
2010-07-31  2010-08-31    -6.03%         -4.28%         07/2010 16860.511   15404.855
2010-08-31  2010-09-30     9.75%          7.76%         08/2010 15843.496   14745.687
2010-09-30  2010-10-31     3.73%          3.00%         09/2010  17388.96   15889.706
2010-10-31  2010-11-30    -0.77%         -0.53%         10/2010 18037.058   16366.493
2010-11-30  2010-12-31     9.75%          7.89%         11/2010 17897.467   16279.883
2010-12-31  2011-01-31     3.20%          2.26%         12/2010 19642.346   17564.436
2011-01-31  2011-02-28     5.41%          3.69%         01/2011 20270.502   17961.763
2011-02-28  2011-03-31     0.47%          0.40%         02/2011 21367.283   18624.279
2011-03-31  2011-04-30     2.55%          2.66%         03/2011  21466.99   18698.251
2011-04-30  2011-05-31    -1.45%         -1.06%         04/2011 22015.381   19196.153
2011-05-31  2011-06-30    -1.75%         -2.05%         05/2011 21696.317   18993.343
2011-06-30  2011-07-31    -4.58%         -3.32%         06/2011 21317.429   18603.905
2011-07-31  2011-08-31    -8.43%         -6.24%         07/2011 20340.297   17986.835
2011-08-31  2011-09-30   -10.12%         -7.56%         08/2011 18625.331   16864.347
2011-09-30  2011-10-31    13.88%         11.45%         09/2011 16740.862   15589.849
2011-10-31  2011-11-30    -0.84%         -0.52%         10/2011 19064.043   17374.765
2011-11-30  2011-12-31     0.79%          2.02%         11/2011 18904.512   17284.711
2011-12-31  2012-01-31     4.97%          3.78%         12/2011 19054.073   17633.024
2012-01-31  2012-02-29     5.78%          3.99%         01/2012 20001.292   18300.083
2012-02-29  2012-03-31     1.84%          2.96%         02/2012 21157.897   19029.581
2012-03-31  2012-04-30    -2.04%         -1.02%         03/2012 21546.756   19593.701
2012-04-30  2012-05-31    -7.09%         -5.86%         04/2012 21108.044   19393.899
2012-05-31  2012-06-30     5.39%          4.96%         05/2012 19612.434   18256.622
2012-06-30  2012-07-31     0.96%          1.03%         06/2012 20669.332   19163.054
2012-07-31  2012-08-31     3.97%          2.17%         07/2012 20868.746   19361.375
2012-08-31  2012-09-30     3.68%          3.17%         08/2012 21696.317   19781.748
2012-09-30  2012-10-31     0.27%         -0.49%         09/2012 22493.976   20409.669
                                                     10/31/2012   22553.8   20309.476

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          18.31%     0.12%     8.47%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

The DFA International Value Series vs.
MSCI World ex USA Index (net dividends)
October 31, 2002-October 31, 2012

                                                                                 MSCI
                                                                     DFA       World ex
                                                                International USA Index
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Value Series  (net div.)
---------   ---------- ----------- ----------------- ---------- ------------- ----------
2002-10-31  2002-11-30     5.98%          4.60%         10/2002       10000       10000
2002-11-30  2002-12-31    -2.54%         -3.23%         11/2002   10597.617   10460.384
2002-12-31  2003-01-31    -3.30%         -3.81%         12/2002   10328.449   10122.316
2003-01-31  2003-02-28    -2.05%         -1.97%         01/2003   9987.2011   9736.6332
2003-02-28  2003-03-31    -2.37%         -1.93%         02/2003   9782.4521   9544.6995
2003-03-31  2003-04-30    10.98%          9.60%         03/2003   9550.7801   9360.7541
2003-04-30  2003-05-31     7.53%          6.20%         04/2003   10599.314   10259.085
2003-05-31  2003-06-30     3.23%          2.43%         05/2003   11397.112   10895.372
2003-06-30  2003-07-31     4.52%          2.29%         06/2003    11764.76   11160.051
2003-07-31  2003-08-31     2.63%          2.58%         07/2003    12296.37   11416.085
2003-08-31  2003-09-30     3.83%          3.00%         08/2003   12619.959   11710.456
2003-09-30  2003-10-31     7.88%          6.26%         09/2003   13102.932   12061.786
2003-10-31  2003-11-30     2.14%          2.27%         10/2003   14135.847   12817.104
2003-11-30  2003-12-31     7.50%          7.67%         11/2003   14438.436   13107.633
2003-12-31  2004-01-31     2.56%          1.39%         12/2003   15521.927   14112.727
2004-01-31  2004-02-29     3.01%          2.30%         01/2004   15919.325   14309.229
2004-02-29  2004-03-31     1.56%          0.50%         02/2004   16398.541   14638.333
2004-03-31  2004-04-30    -3.02%         -2.62%         03/2004   16654.535   14711.614
2004-04-30  2004-05-31     1.01%          0.47%         04/2004   16151.624   14326.522
2004-05-31  2004-06-30     4.13%          2.31%         05/2004   16315.363    14393.49
2004-06-30  2004-07-31    -3.69%         -3.05%         06/2004   16989.361   14725.884
2004-07-31  2004-08-31     1.30%          0.42%         07/2004   16362.753    14276.81
2004-08-31  2004-09-30     3.20%          2.91%         08/2004   16575.563   14336.169
2004-09-30  2004-10-31     3.82%          3.59%         09/2004   17105.788   14754.054
2004-10-31  2004-11-30     7.43%          6.65%         10/2004   17760.043   15284.278
2004-11-30  2004-12-31     4.98%          4.22%         11/2004   19080.448   16300.757
2004-12-31  2005-01-31    -1.00%         -1.97%         12/2004   20030.653   16989.407
2005-01-31  2005-02-28     3.96%          4.45%         01/2005   19831.343   16654.943
2005-02-28  2005-03-31    -2.47%         -2.27%         02/2005   20616.126   17395.846
2005-03-31  2005-04-30    -3.04%         -2.55%         03/2005   20107.187   17000.983
2005-04-30  2005-05-31     0.13%          0.18%         04/2005   19496.367   16567.484
2005-05-31  2005-06-30     1.60%          1.63%         05/2005   19521.299   16597.698
2005-06-30  2005-07-31     4.46%          3.23%         06/2005   19834.171   16869.004
2005-07-31  2005-08-31     3.29%          2.76%         07/2005    20719.06   17413.795
2005-08-31  2005-09-30     2.81%          4.56%         08/2005    21401.69   17894.539
2005-09-30  2005-10-31    -1.50%         -3.23%         09/2005   22003.412    18711.19
2005-10-31  2005-11-30     1.78%          2.65%         10/2005   21672.916   18106.585
2005-11-30  2005-12-31     4.90%          4.64%         11/2005   22058.752   18586.077
2005-12-31  2006-01-31     6.83%          6.32%         12/2005   23139.103   19447.838
2006-01-31  2006-02-28     0.96%         -0.34%         01/2006   24719.463   20677.908
2006-02-28  2006-03-31     4.22%          3.17%         02/2006   24956.517   20608.464
2006-03-31  2006-04-30     5.06%          4.78%         03/2006    26010.09   21262.039
2006-04-30  2006-05-31    -4.05%         -3.80%         04/2006   27327.057    22278.73
2006-05-31  2006-06-30    -0.63%         -0.13%         05/2006   26220.805   21432.311
2006-06-30  2006-07-31     1.54%          0.94%         06/2006   26055.793   21404.715
2006-07-31  2006-08-31     3.44%          2.84%         07/2006   26457.063   21605.266
2006-08-31  2006-09-30     1.38%         -0.08%         08/2006   27366.608   22219.306
2006-09-30  2006-10-31     4.44%          3.95%         09/2006   27745.532   22201.417
2006-10-31  2006-11-30     3.32%          2.98%         10/2006   28977.764   23078.813
2006-11-30  2006-12-31     3.90%          2.87%         11/2006   29940.618   23766.232
2006-12-31  2007-01-31     1.89%          0.61%         12/2006   31108.248   24447.679
2007-01-31  2007-02-28    -0.09%          0.80%         01/2007   31694.932   24596.815
2007-02-28  2007-03-31     3.23%          2.56%         02/2007   31666.995   24793.583
2007-03-31  2007-04-30     5.05%          4.55%         03/2007   32690.619   25428.875
2007-04-30  2007-05-31     3.42%          2.22%         04/2007   34340.531   26585.833
2007-05-31  2007-06-30    -0.73%          0.10%         05/2007   35515.044   27176.227
2007-06-30  2007-07-31    -2.78%         -1.38%         06/2007   35255.534   27203.499
2007-07-31  2007-08-31    -1.12%         -1.45%         07/2007   34275.029   26827.451
2007-08-31  2007-09-30     5.22%          5.68%         08/2007   33891.354   26439.132
2007-09-30  2007-10-31     4.85%          4.35%         09/2007   35660.696   27941.232
2007-10-31  2007-11-30    -6.06%         -3.91%         10/2007   37390.133   29155.854
2007-11-30  2007-12-31    -2.15%         -1.88%         11/2007   35125.111   28015.699
2007-12-31  2008-01-31    -8.10%         -9.02%         12/2007   34368.537   27489.059
2008-01-31  2008-02-29    -1.27%          1.81%         01/2008   31584.407   25010.607
2008-02-29  2008-03-31     1.20%         -1.43%         02/2008   31182.255   25463.856
2008-03-31  2008-04-30     4.47%          5.56%         03/2008   31555.994   25100.364
2008-04-30  2008-05-31     0.05%          1.52%         04/2008   32965.712   26495.584
2008-05-31  2008-06-30    -9.89%         -7.78%         05/2008   32981.203   26897.647
2008-06-30  2008-07-31    -2.83%         -3.56%         06/2008   29719.768   24806.011
2008-07-31  2008-08-31    -4.18%         -3.87%         07/2008   28878.343   23923.259
2008-08-31  2008-09-30   -11.68%        -14.44%         08/2008   27671.771   22998.075
2008-09-30  2008-10-31   -25.08%        -20.80%         09/2008   24439.826   19677.652
2008-10-31  2008-11-30    -6.13%         -5.42%         10/2008   18311.137   15584.314
2008-11-30  2008-12-31     7.56%          5.27%         11/2008   17187.754   14739.179
2008-12-31  2009-01-31   -13.80%         -9.33%         12/2008   18487.669    15516.16
2009-01-31  2009-02-28   -12.29%        -10.12%         01/2009   15935.985   14068.392
2009-02-28  2009-03-31    10.91%          6.59%         02/2009    13978.09   12644.224
2009-03-31  2009-04-30    18.43%         12.90%         03/2009    15502.68   13477.422
2009-04-30  2009-05-31    14.86%         12.65%         04/2009   18359.282   15215.451
2009-05-31  2009-06-30    -1.52%         -1.04%         05/2009   21087.497   17139.691
2009-06-30  2009-07-31    11.90%          9.39%         06/2009   20766.531   16962.204
2009-07-31  2009-08-31     5.73%          4.79%         07/2009   23237.972   18554.916
2009-08-31  2009-09-30     5.09%          4.13%         08/2009   24569.983   19444.167
2009-09-30  2009-10-31    -3.98%         -1.61%         09/2009   25821.752   20246.402
2009-10-31  2009-11-30     2.98%          2.47%         10/2009    24794.66   19921.384
2009-11-30  2009-12-31     1.13%          1.59%         11/2009   25532.883   20414.289
2009-12-31  2010-01-31    -5.78%         -4.69%         12/2009   25821.752   20739.715
2010-01-31  2010-02-28     0.40%         -0.10%         01/2010   24329.258   19767.553
2010-02-28  2010-03-31     7.88%          6.44%         02/2010   24425.548   19747.743
2010-03-31  2010-04-30    -1.71%         -1.49%         03/2010   26351.347   21018.972
2010-04-30  2010-05-31   -11.71%        -11.03%         04/2010   25901.994   20705.574
2010-05-31  2010-06-30    -1.75%         -1.45%         05/2010   22868.861   18420.719
2010-06-30  2010-07-31    12.50%          9.24%         06/2010   22467.653   18154.241
2010-07-31  2010-08-31    -4.89%         -2.99%         07/2010   25276.109   19832.152
2010-08-31  2010-09-30    10.75%          9.59%         08/2010   24040.389   19239.374
2010-09-30  2010-10-31     3.50%          3.56%         09/2010   26624.169   21084.947
2010-10-31  2010-11-30    -5.01%         -4.23%         10/2010   27554.971    21836.08
2010-11-30  2010-12-31     9.32%          8.05%         11/2010   26174.816   20911.334
2010-12-31  2011-01-31     4.26%          2.15%         12/2010   28614.161   22595.147
2011-01-31  2011-02-28     3.34%          3.71%         01/2011   29833.833    23081.89
2011-02-28  2011-03-31    -2.76%         -2.00%         02/2011   30828.829   23937.755
2011-03-31  2011-04-30     5.35%          5.45%         03/2011   29978.268   23458.222
2011-04-30  2011-05-31    -3.61%         -2.96%         04/2011   31583.101   24735.795
2011-05-31  2011-06-30    -1.37%         -1.42%         05/2011    30443.67   24002.518
2011-06-30  2011-07-31    -3.21%         -1.65%         06/2011   30026.413   23660.671
2011-07-31  2011-08-31   -10.71%         -8.45%         07/2011   29063.514   23270.368
2011-08-31  2011-09-30   -10.95%        -10.04%         08/2011   25950.139   21303.019
2011-09-30  2011-10-31     9.65%          9.73%         09/2011   23109.586   19163.708
2011-10-31  2011-11-30    -3.29%         -4.62%         10/2011   25340.303   21027.444
2011-11-30  2011-12-31    -2.69%         -1.09%         11/2011    24505.79   20055.708
2011-12-31  2012-01-31     6.73%          5.40%         12/2011   23847.809   19836.866
2012-01-31  2012-02-29     5.23%          5.50%         01/2012   25452.641   20907.863
2012-02-29  2012-03-31    -0.84%         -0.74%         02/2012   26784.652   22057.347
2012-03-31  2012-04-30    -3.56%         -1.70%         03/2012   26559.975   21894.093
2012-04-30  2012-05-31   -12.34%        -11.40%         04/2012   25613.124   21522.487
2012-05-31  2012-06-30     7.08%          6.55%         05/2012   22451.605   19068.829
2012-06-30  2012-07-31    -0.40%          1.25%         06/2012   24040.389   20318.283
2012-07-31  2012-08-31     4.16%          2.85%         07/2012   23944.099   20571.274
2012-08-31  2012-09-30     3.54%          3.04%         08/2012   24939.095   21158.198
2012-09-30  2012-10-31     1.24%          0.70%         09/2012   25821.752   21800.595
                                                     10/31/2012   26142.719   21953.366

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          3.17%     -6.91%     10.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

          U.S. Equity Market Review  12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               _________________________________________________

      Russell 3000(R) Index....................................... 14.75%
      Russell Microcap(R) Index (micro cap stocks)................ 16.49%
      Russell 2000(R) Index (small cap stocks).................... 12.08%
      Russell 1000(R) Index (large cap stocks).................... 14.97%
      Dow Jones U.S. Select REIT Index............................ 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               _________________________________________________

      Russell 2000(R) Value Index (small cap value stocks)........ 14.47%
      Russell 2000(R) Growth Index (small cap growth stocks)......  9.70%
      Russell 1000(R) Value Index (large cap value stocks)........ 16.89%
      Russell 1000(R) Growth Index (large cap growth stocks)...... 13.02%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 18.31% for the Series and 16.89% for the Rus-sell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Series' exclusion of REITs and securities of highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

     International Equity Market Review  12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                       ________________________________

                                                       U.S.
                                                      Dollar
                                                      Return
                                                      ------
                   MSCI World ex USA Index...........  4.40%
                   MSCI World ex USA Small Cap Index.  4.86%
                   MSCI World ex USA Value Index.....  4.74%
                   MSCI World ex USA Growth Index....  3.99%
--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       ________________________________

                                                         Local
                                                        Currency U.S. Dollar
   Ten Largest Foreign Developed Markets by Market Cap   Return    Return
   ---------------------------------------------------  -------- -----------
                     United Kingdom....................   8.61%      8.41%
                     Japan.............................  -0.86%     -3.28%
                     Canada............................   3.34%      2.69%
                     France............................  10.04%      2.23%
                     Australia.........................  10.20%      7.71%
                     Switzerland.......................  17.41%      9.79%
                     Germany...........................  18.18%      9.79%
                     Spain.............................  -6.40%    -13.04%
                     Sweden............................   9.26%      6.47%
                     Hong Kong.........................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2012, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2012, total returns were 3.17% for the Series and 4.40% for the MSCI World ex USA Index (net dividends). The Series focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Series has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLES

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
The U.S. Large Cap Value Series
-------------------------------
Actual Fund Return..................... $1,000.00 $1,068.50    0.12%    $0.62
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.53    0.12%    $0.61

The DFA International Value Series
----------------------------------
Actual Fund Return..................... $1,000.00 $1,020.68    0.24%    $1.22
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.93    0.24%    $1.22
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series

                Consumer Discretionary..................  17.4%
                Consumer Staples........................   8.3%
                Energy..................................  19.2%
                Financials..............................  19.6%
                Health Care.............................   9.3%
                Industrials.............................  13.7%
                Information Technology..................   3.2%
                Materials...............................   2.8%
                Telecommunication Services..............   6.3%
                Utilities...............................   0.2%
                                                         -----
                                                         100.0%
                      The DFA International Value Series

                Consumer Discretionary..................  10.8%
                Consumer Staples........................   5.5%
                Energy..................................  14.5%
                Financials..............................  30.7%
                Health Care.............................   1.5%
                Industrials.............................  10.0%
                Information Technology..................   2.9%
                Materials...............................  13.0%
                Telecommunication Services..............   7.9%
                Utilities...............................   3.2%
                                                         -----
                                                         100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                      ---------- -------------- ---------------
 COMMON STOCKS -- (94.6%)
 Consumer Discretionary -- (16.4%)
    #Carnival Corp...................  2,385,423 $   90,359,823       0.9%
    CBS Corp. Class B................  2,414,307     78,223,547       0.7%
    Comcast Corp. Class A............ 10,008,890    375,433,464       3.5%
    Comcast Corp. Special Class A....  3,843,964    140,074,048       1.3%
    #News Corp. Class A..............  8,332,375    199,310,410       1.9%
    News Corp. Class B...............  3,247,295     79,104,106       0.8%
    Time Warner Cable, Inc...........  1,921,256    190,415,682       1.8%
    Time Warner, Inc.................  4,810,759    209,027,479       2.0%
    Other Securities.................               477,830,442       4.5%
                                                 --------------      ----
 Total Consumer Discretionary........             1,839,779,001      17.4%
                                                 --------------      ----
 Consumer Staples -- (7.9%)
    Archer-Daniels-Midland Co........  3,155,848     84,702,960       0.8%
    CVS Caremark Corp................  5,746,668    266,645,395       2.5%
    *Kraft Foods Group, Inc..........  2,376,283    108,073,351       1.0%
    Mondelez International, Inc.
      Class A........................  7,128,852    189,199,732       1.8%
    Other Securities.................               231,906,652       2.2%
                                                 --------------      ----
 Total Consumer Staples..............               880,528,090       8.3%
                                                 --------------      ----
 Energy -- (18.1%)
    Anadarko Petroleum Corp..........  2,441,476    167,997,964       1.6%
    #Apache Corp.....................  1,208,836    100,031,179       0.9%
    #Chesapeake Energy Corp..........  3,251,150     65,868,299       0.6%
    Chevron Corp.....................  2,876,061    316,970,683       3.0%
    ConocoPhillips...................  5,374,243    310,899,958       2.9%
    Devon Energy Corp................  1,094,855     63,731,510       0.6%
    Hess Corp........................  1,567,373     81,910,913       0.8%
    Marathon Oil Corp................  3,446,808    103,611,048       1.0%
    Marathon Petroleum Corp..........  1,791,952     98,431,923       0.9%
    National Oilwell Varco, Inc......  1,661,481    122,451,150       1.1%
    Phillips 66......................  2,855,170    134,649,817       1.3%
    #Pioneer Natural Resources Co....    517,832     54,708,951       0.5%
    Valero Energy Corp...............  2,806,975     81,682,972       0.8%
    Other Securities.................               324,968,319       3.1%
                                                 --------------      ----
 Total Energy........................             2,027,914,686      19.1%
                                                 --------------      ----
 Financials -- (18.5%)
    Allstate Corp. (The).............  1,330,135     53,178,797       0.5%
    Bank of America Corp............. 29,573,320    275,623,342       2.6%
    Citigroup, Inc...................  9,338,881    349,180,761       3.3%
    CME Group, Inc...................  1,599,345     89,451,366       0.8%
    #Goldman Sachs Group, Inc. (The).    786,395     96,246,884       0.9%
    JPMorgan Chase & Co..............  2,316,928     96,569,559       0.9%
    Loews Corp.......................  2,050,343     86,688,502       0.8%
    MetLife, Inc.....................  4,759,859    168,927,396       1.6%
    Morgan Stanley...................  3,953,534     68,712,421       0.7%
    Prudential Financial, Inc........  2,267,142    129,340,451       1.2%
    SunTrust Banks, Inc..............  2,564,707     69,760,030       0.7%
    Other Securities.................               590,403,703       5.6%
                                                 --------------      ----
 Total Financials....................             2,074,083,212      19.6%
                                                 --------------      ----
 Health Care -- (8.8%)
    Aetna, Inc.......................  1,693,713     74,015,258       0.7%
    Humana, Inc......................    698,778     51,898,242       0.5%
    Pfizer, Inc...................... 17,815,204    443,064,123       4.2%
    Thermo Fisher Scientific, Inc....  1,932,026    117,969,508       1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                  Percentage
                                      Shares        Value+      of Net Assets**
                                    ----------- --------------- ---------------
Health Care -- (Continued)
   #WellPoint, Inc.................   1,824,634 $   111,813,572        1.1%
   Other Securities................                 185,837,706        1.7%
                                                ---------------      -----
Total Health Care..................                 984,598,409        9.3%
                                                ---------------      -----
Industrials -- (12.9%)
   CSX Corp........................   5,517,066     112,934,341        1.1%
   General Electric Co.............  21,445,555     451,643,388        4.2%
   Norfolk Southern Corp...........   1,681,939     103,186,958        1.0%
   Northrop Grumman Corp...........   1,364,645      93,737,465        0.9%
   Union Pacific Corp..............   2,314,080     284,701,262        2.7%
   Other Securities................                 401,626,053        3.8%
                                                ---------------      -----
Total Industrials..................               1,447,829,467       13.7%
                                                ---------------      -----
Information Technology -- (3.1%)
   Other Securities................                 342,245,409        3.2%
                                                ---------------      -----
Materials -- (2.7%)
   International Paper Co..........   2,299,481      82,390,404        0.8%
   Other Securities................                 214,315,526        2.0%
                                                ---------------      -----
Total Materials....................                 296,705,930        2.8%
                                                ---------------      -----
Telecommunication Services --
  (6.0%)
   AT&T, Inc.......................  13,051,618     451,455,467        4.3%
   CenturyLink, Inc................   2,353,137      90,313,398        0.9%
   *Sprint Nextel Corp.............  13,961,200      77,345,048        0.7%
   Other Securities................                  46,089,533        0.4%
                                                ---------------      -----
Total Telecommunication Services...                 665,203,446        6.3%
                                                ---------------      -----
Utilities -- (0.2%)
   Other Securities................                  21,403,569        0.2%
                                                ---------------      -----
TOTAL COMMON STOCKS................              10,580,291,219       99.9%
                                                ---------------      -----
TEMPORARY CASH INVESTMENTS --
  (0.1%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares..........   8,414,357       8,414,357        0.1%
                                                ---------------      -----

                                      Shares/
                                       Face
                                      Amount
                                       (000)
                                    -----------
SECURITIES LENDING COLLATERAL --
  (5.3%)
(S)@DFA Short Term Investment Fund.  51,528,378     596,183,329        5.6%
@Repurchase Agreement, JPMorgan
  Securities LLC 0.30%, 11/01/12
  (Collateralized by $1,620,729
  FNMA, rates ranging from 2.500%
  to 5.500%, maturities ranging
  from 10/01/22 to 07/01/42,
  valued at $1,625,607) to be
  repurchased at $1,573,497         $     1,573       1,573,484        0.0%
                                                ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL                 597,756,813        5.6%
                                                ---------------      -----
TOTAL INVESTMENTS --
  (100.0%) (Cost $8,371,764,356)...             $11,186,462,389      105.6%
                                                ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investment in Securities (Market Value)
                           ----------------------------------------------------
                               Level 1       Level 2    Level 3      Total
                           --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary. $ 1,839,779,001           --   --    $ 1,839,779,001
   Consumer Staples.......     880,528,090           --   --        880,528,090
   Energy.................   2,027,914,686           --   --      2,027,914,686
   Financials.............   2,074,083,212           --   --      2,074,083,212
   Health Care............     984,598,409           --   --        984,598,409
   Industrials............   1,447,829,467           --   --      1,447,829,467
   Information Technology.     342,245,409           --   --        342,245,409
   Materials..............     296,705,930           --   --        296,705,930
   Telecommunication
     Services.............     665,203,446           --   --        665,203,446
   Utilities..............      21,403,569           --   --         21,403,569
Temporary Cash
  Investments.............       8,414,357           --   --          8,414,357
Securities Lending
  Collateral..............              -- $597,756,813   --        597,756,813
                           --------------- ------------   --    ---------------
TOTAL..................... $10,588,705,576 $597,756,813   --    $11,186,462,389
                           =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                        --------- ------------ ---------------
  COMMON STOCKS -- (91.9%)
  AUSTRALIA -- (4.6%)
     #National Australia Bank, Ltd..... 1,435,379 $ 38,360,336       0.5%
     #Wesfarmers, Ltd.................. 2,578,622   92,958,107       1.3%
     Other Securities..................            227,956,736       3.2%
                                                  ------------      ----
  TOTAL AUSTRALIA......................            359,275,179       5.0%
                                                  ------------      ----
  AUSTRIA -- (0.3%)
     Other Securities..................             20,298,622       0.3%
                                                  ------------      ----
  BELGIUM -- (0.9%)
     Other Securities..................             68,961,678       0.9%
                                                  ------------      ----
  CANADA -- (11.6%)
     Canadian Natural Resources, Ltd... 1,668,484   50,284,224       0.7%
     Goldcorp, Inc..................... 1,677,120   75,816,739       1.0%
     #Manulife Financial Corp.......... 4,587,163   56,676,437       0.8%
     Nexen, Inc........................ 1,739,936   41,549,410       0.6%
     #Sun Life Financial, Inc.......... 1,565,269   38,820,238       0.5%
     Suncor Energy, Inc................ 3,696,270  124,054,038       1.7%
     #Teck Resources, Ltd. Class B..... 1,483,730   47,093,107       0.7%
     #Thomson Reuters Corp............. 1,832,184   51,585,496       0.7%
     Other Securities..................            422,824,032       5.8%
                                                  ------------      ----
  TOTAL CANADA.........................            908,703,721      12.5%
                                                  ------------      ----
  DENMARK -- (1.3%)
     Other Securities..................             98,590,467       1.4%
                                                  ------------      ----
  FINLAND -- (0.6%)
     Other Securities..................             46,534,314       0.6%
                                                  ------------      ----
  FRANCE -- (8.6%)
     AXA SA............................ 3,557,776   56,706,072       0.8%
     BNP Paribas SA.................... 1,230,991   62,480,990       0.9%
     Cie de Saint-Gobain SA............ 1,039,077   36,601,589       0.5%
     France Telecom SA................. 3,875,091   43,313,653       0.6%
     #GDF Suez SA...................... 3,247,974   74,548,265       1.0%
     *Societe Generale SA.............. 1,558,512   49,703,998       0.7%
     Vivendi SA........................ 3,686,124   75,533,481       1.0%
     Other Securities..................            269,050,897       3.7%
                                                  ------------      ----
  TOTAL FRANCE.........................            667,938,945       9.2%
                                                  ------------      ----
  GERMANY -- (7.6%)
     Bayerische Motoren Werke AG.......   656,221   52,461,937       0.7%
     Daimler AG........................ 2,088,586   97,838,982       1.4%
     #Deutsche Bank AG................. 1,325,896   60,395,696       0.8%
     E.ON AG........................... 3,592,972   81,793,916       1.1%
     Munchener
       Rueckversicherungs-Gesellschaft
       AG..............................   395,244   63,595,851       0.9%
     Other Securities..................            239,505,610       3.3%
                                                  ------------      ----
  TOTAL GERMANY........................            595,591,992       8.2%
                                                  ------------      ----
  GREECE -- (0.0%)
     Other Securities..................              3,296,253       0.0%
                                                  ------------      ----
  HONG KONG -- (1.9%)
     #Hutchison Whampoa, Ltd........... 5,618,000   55,108,769       0.8%
     Other Securities..................             93,863,530       1.3%
                                                  ------------      ----
  TOTAL HONG KONG......................            148,972,299       2.1%
                                                  ------------      ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                     ---------- -------------- ---------------
 IRELAND -- (0.2%)
    Other Securities................            $   15,849,047       0.2%
                                                --------------      ----
 ISRAEL -- (0.6%)
    Other Securities................                45,815,345       0.6%
                                                --------------      ----
 ITALY -- (1.3%)
    Other Securities................                99,757,627       1.4%
                                                --------------      ----
 JAPAN -- (16.2%)
    Mitsubishi Corp.................  2,732,000     48,774,242       0.7%
    Mitsubishi UFJ Financial Group,
      Inc........................... 18,834,406     85,206,251       1.2%
    Mitsui & Co., Ltd...............  2,990,300     42,148,944       0.6%
    Sumitomo Corp...................  3,241,900     44,196,159       0.6%
    #Toyota Motor Corp. Sponsored
      ADR...........................    614,188     47,581,144       0.6%
    Other Securities................               997,496,602      13.8%
                                                --------------      ----
 TOTAL JAPAN........................             1,265,403,342      17.5%
                                                --------------      ----
 NETHERLANDS -- (2.7%)
    ArcelorMittal NV................  2,446,831     36,174,996       0.5%
    *ING Groep NV...................  4,933,987     43,903,032       0.6%
    Koninklijke Philips Electronics
      NV............................  2,042,653     51,160,127       0.7%
    Other Securities................                83,798,551       1.2%
                                                --------------      ----
 TOTAL NETHERLANDS..................               215,036,706       3.0%
                                                --------------      ----
 NEW ZEALAND -- (0.1%)
    Other Securities................                 6,231,896       0.1%
                                                --------------      ----
 NORWAY -- (1.2%)
    Other Securities................                92,125,902       1.3%
                                                --------------      ----
 PORTUGAL -- (0.1%)
    Other Securities................                 8,279,896       0.1%
                                                --------------      ----
 SINGAPORE -- (1.0%)
    Other Securities................                81,099,619       1.1%
                                                --------------      ----
 SPAIN -- (1.9%)
    Banco Santander SA..............  7,903,716     59,508,435       0.8%
    Other Securities................                85,860,300       1.2%
                                                --------------      ----
 TOTAL SPAIN........................               145,368,735       2.0%
                                                --------------      ----
 SWEDEN -- (2.9%)
    Nordea Bank AB..................  5,366,449     48,779,174       0.7%
    Telefonaktiebolaget LM Ericsson
      AB Series B...................  4,713,081     41,753,549       0.6%
    Other Securities................               132,823,836       1.8%
                                                --------------      ----
 TOTAL SWEDEN.......................               223,356,559       3.1%
                                                --------------      ----
 SWITZERLAND -- (5.7%)
    Holcim, Ltd.....................    887,877     60,594,265       0.8%
    Swiss Re, Ltd...................  1,108,107     76,678,078       1.1%
    UBS AG..........................  3,833,535     57,516,804       0.8%
    Zurich Insurance Group AG.......    221,361     54,569,851       0.8%
    Other Securities................               196,610,103       2.7%
                                                --------------      ----
 TOTAL SWITZERLAND..................               445,969,101       6.2%
                                                --------------      ----
 UNITED KINGDOM -- (20.6%)
    Aviva P.L.C.....................  8,175,916     43,785,601       0.6%
    Barclays P.L.C.................. 11,591,752     42,863,545       0.6%
    #Barclays P.L.C. Sponsored ADR..  4,327,157     64,041,924       0.9%
    BP P.L.C. Sponsored ADR.........  5,338,016    228,947,506       3.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  Percentage
                                       Shares       Value++     of Net Assets**
                                     ----------- -------------- ---------------
 UNITED KINGDOM -- (Continued)
    #HSBC Holdings P.L.C. Sponsored
      ADR...........................   1,453,812 $   71,760,160        1.0%
    Kingfisher P.L.C................  10,285,817     48,158,694        0.7%
    *Lloyds Banking Group P.L.C.....  76,981,994     50,693,260        0.7%
    Old Mutual P.L.C................  13,164,620     36,643,450        0.5%
    Royal Dutch Shell P.L.C. ADR....   3,323,210    234,718,322        3.2%
    Vodafone Group P.L.C............  34,976,333     94,983,682        1.3%
    Vodafone Group P.L.C. Sponsored
      ADR...........................   8,116,661    220,935,512        3.1%
    Xstrata P.L.C...................   5,211,952     82,565,149        1.1%
    Other Securities................                385,708,778        5.3%
                                                 --------------      -----
 TOTAL UNITED KINGDOM...............              1,605,805,583       22.2%
                                                 --------------      -----
 TOTAL COMMON STOCKS................              7,168,262,828       99.0%
                                                 --------------      -----
 PREFERRED STOCKS -- (0.3%)
 GERMANY -- (0.3%)
    Other Securities................                 22,268,022        0.3%
                                                 --------------      -----
 RIGHTS/WARRANTS -- (0.0%)
 SPAIN -- (0.0%)
    Other Securities................                          3        0.0%
                                                 --------------      -----

                                       Shares/
                                        Face
                                       Amount
                                        (000)       Value+
                                     ----------- --------------
 SECURITIES LENDING COLLATERAL --
   (7.8%)
 (S)@DFA Short Term Investment Fund.  52,722,558    610,000,000        8.5%
 @Repurchase Agreement, Deutsche
   Bank Securities, Inc. 0.35%,
   11/01/12 (Collateralized by FNMA
   4.000%, 05/01/42 & 5.000%,
   01/01/39, valued at $1,715,506)
   to be repurchased at $1,681,885   $     1,682      1,681,868        0.0%
                                                 --------------      -----
 TOTAL SECURITIES LENDING COLLATERAL                611,681,868        8.5%
                                                 --------------      -----
 TOTAL INVESTMENTS --
   (100.0%) (Cost $7,402,475,403)                $7,802,212,721      107.8%
                                                 ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investment in Securities (Market Value)
                           ----------------------------------------------------
                              Level 1        Level 2     Level 3     Total
                           -------------- -------------- ------- --------------
Common Stocks
   Australia.............. $    3,692,761 $  355,582,418   --    $  359,275,179
   Austria................             --     20,298,622   --        20,298,622
   Belgium................      2,022,896     66,938,782   --        68,961,678
   Canada.................    908,703,721             --   --       908,703,721
   Denmark................             --     98,590,467   --        98,590,467
   Finland................      1,292,010     45,242,304   --        46,534,314
   France.................     16,823,856    651,115,089   --       667,938,945
   Germany................     90,012,205    505,579,787   --       595,591,992
   Greece.................             --      3,296,253   --         3,296,253
   Hong Kong..............             --    148,972,299   --       148,972,299
   Ireland................      4,846,911     11,002,136   --        15,849,047
   Israel.................      5,360,734     40,454,611   --        45,815,345
   Italy..................     17,226,655     82,530,972   --        99,757,627
   Japan..................     97,266,465  1,168,136,877   --     1,265,403,342
   Netherlands............     14,913,357    200,123,349   --       215,036,706
   New Zealand............             --      6,231,896   --         6,231,896
   Norway.................        258,768     91,867,134   --        92,125,902
   Portugal...............             --      8,279,896   --         8,279,896
   Singapore..............             --     81,099,619   --        81,099,619
   Spain..................     10,329,758    135,038,977   --       145,368,735
   Sweden.................      8,464,720    214,891,839   --       223,356,559
   Switzerland............     50,178,730    395,790,371   --       445,969,101
   United Kingdom.........    875,824,552    729,981,031   --     1,605,805,583
Preferred Stocks
   Germany................             --     22,268,022   --        22,268,022
Rights/Warrants
   Spain..................             --              3   --                 3
Securities Lending
  Collateral..............             --    611,681,868   --       611,681,868
                           -------------- --------------   --    --------------
TOTAL..................... $2,107,218,099 $5,694,994,622   --    $7,802,212,721
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                     The DFA
                                                   The U.S. Large International
                                                     Cap Value        Value
                                                       Series        Series
                                                   -------------- -------------
ASSETS:
Investments at Value (including $581,088 and
  $580,675 of securities on loan, respectively)...  $10,580,291    $7,190,531
Temporary Cash Investments at Value & Cost........        8,414            --
Collateral Received from Securities on Loan at
  Value & Cost....................................        1,574         1,682
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................      596,183       610,000
Foreign Currencies at Value.......................           --        11,804
Cash..............................................           --        10,538
Receivables:
   Investment Securities Sold.....................          154            39
   Dividends, Interest and Tax Reclaims...........       13,428        25,600
   Securities Lending Income......................          179           608
   Fund Shares Sold...............................          202         5,782
Prepaid Expenses and Other Assets.................           --           177
                                                    -----------    ----------
       Total Assets...............................   11,200,425     7,856,761
                                                    -----------    ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............      597,757       611,682
   Investment Securities Purchased................        4,455         2,826
   Fund Shares Redeemed...........................        7,689         2,358
   Due to Advisor.................................          890         1,209
Accrued Expenses and Other Liabilities............          482           437
                                                    -----------    ----------
       Total Liabilities..........................      611,273       618,512
                                                    -----------    ----------
NET ASSETS........................................  $10,589,152    $7,238,249
                                                    ===========    ==========
Investments at Cost...............................  $ 7,765,593    $6,790,794
                                                    -----------    ----------
Foreign Currencies at Cost........................  $        --    $   11,815
                                                    -----------    ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                       The U.S.      The DFA
                                                         Large    International
                                                       Cap Value      Value
                                                        Series       Series
                                                       ---------- -------------
 Investment Income
    Dividends (Net of Foreign Taxes Withheld of $
      0 and $ 20,887 respectively).................... $  216,492   $ 263,184
    Interest..........................................         21           2
    Income from Securities Lending....................      7,882      13,556
                                                       ----------   ---------
        Total Investment Income.......................    224,395     276,742
                                                       ----------   ---------
 Expenses
    Investment Advisory Services Fees.................      9,897      13,887
    Accounting & Transfer Agent Fees..................        932         666
    Custodian Fees....................................        107       1,453
    Shareholders' Reports.............................         52          37
    Directors'/Trustees' Fees & Expenses..............         84          59
    Professional Fees.................................        362         237
    Other.............................................        114         100
                                                       ----------   ---------
        Total Expenses................................     11,548      16,439
                                                       ----------   ---------
    Fees Paid Indirectly..............................         --         (18)
                                                       ----------   ---------
    Net Expenses......................................     11,548      16,421
                                                       ----------   ---------
    Net Investment Income (Loss)......................    212,847     260,321
                                                       ----------   ---------
 Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
        Investment Securities Sold....................    408,690     133,256
        Foreign Currency Transactions.................         --      (1,249)
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency....................................  1,049,282    (157,327)
        Translation of Foreign Currency
          Denominated Amounts.........................         --        (266)
                                                       ----------   ---------
    Net Realized and Unrealized Gain (Loss)...........  1,457,972     (25,586)
                                                       ----------   ---------
 Net Increase (Decrease) in Net Assets Resulting
   from Operations                                     $1,670,819   $ 234,735
                                                       ==========   =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         The U.S. Large Cap Value  The DFA International Value
                                                                                  Series                    Series
                                                                        -------------------------  --------------------------
                                                                            Year          Year        Year           Year
                                                                            Ended      Ended Oct.  Ended Oct.     Ended Oct.
                                                                        Oct. 31, 2012   31, 2011    31, 2012       31, 2011
                                                                        ------------- -----------  ----------    -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)........................................  $   212,847  $   168,852  $  260,321    $   254,173
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................................      408,690      387,017     133,256        161,341
       Futures.........................................................           --      (12,646)         --             --
       Foreign Currency Transactions...................................           --           --      (1,249)           506
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency......................    1,049,282      (74,679)   (157,327)    (1,021,735)
       Translation of Foreign Currency Denominated Amounts.............           --           --        (266)          (517)
                                                                         -----------  -----------   ----------   -----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations.................................................    1,670,819      468,544     234,735       (606,232)
                                                                         -----------  -----------   ----------   -----------
Transactions in Interest:
   Contributions.......................................................      505,769    1,230,772     699,069        900,473
   Withdrawals.........................................................     (922,543)  (1,180,609)   (651,462)      (257,967)
                                                                         -----------  -----------   ----------   -----------
          Net Increase (Decrease) from Transactions in Interest........     (416,774)      50,163      47,607        642,506
                                                                         -----------  -----------   ----------   -----------
          Total Increase (Decrease) in Net Assets......................    1,254,045      518,707     282,342         36,274
Net Assets
   Beginning of Period.................................................    9,335,107    8,816,400   6,955,907      6,919,633
                                                                         -----------  -----------   ----------   -----------
   End of Period.......................................................  $10,589,152  $ 9,335,107  $7,238,249    $ 6,955,907
                                                                         ===========  ===========   ==========   ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                The U.S. Large Cap Value Series+
                                                                -------------------------------
                                                                                              Period
                                             Year        Year        Year        Year        Dec. 1,          Year
                                            Ended       Ended       Ended       Ended        2007 to         Ended
                                           Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                             2012        2011        2010        2009          2008           2007
                                         -----------  ----------  ----------  ----------  ----------      -----------
Total Return............................       18.31%       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%
                                         -----------  ----------  ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)... $10,589,152  $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average Net Assets.        0.12%       0.12%       0.12%       0.13%       0.11%(B)         0.11%
Ratio of Expenses to Average Net
Assets (Excluding Fees Paid Indirectly).        0.12%       0.12%       0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment Income to
  Average Net Assets....................        2.15%       1.79%       2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate.................          10%         14%         28%         29%         19%(C)            9%

                                                             The DFA International Value Series+
                                                             ----------------------------------
                                                                                              Period
                                            Year         Year        Year        Year        Dec. 1,         Year
                                           Ended        Ended       Ended       Ended        2007 to        Ended
                                          Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                            2012         2011        2010        2009          2008          2007
                                         ----------  ----------   ----------  ----------  ----------      ----------
Total Return............................       3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%
                                         ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)... $7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721
Ratio of Expenses to Average Net Assets.       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Expenses to Average Net
Assets (Excluding Fees Paid Indirectly).       0.24%       0.23%        0.23%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment Income to
  Average Net Assets....................       3.75%       3.47%        2.55%       3.22%       4.15%(B)        3.04%
Portfolio Turnover Rate.................         14%          9%          20%         18%         16%(C)          16%

See page 1 for the Definitions of Abbreviations and Footnotes.

+  See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over the counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amount in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $18

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid by the Trust to the CCO were $82 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $262
                    The DFA International Value Series.  202

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $1,030,715 $1,245,566
           The DFA International Value Series.  1,297,711    982,391

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                     Net
                                                                  Unrealized
                        Federal Tax  Unrealized    Unrealized    Appreciation
                           Cost     Appreciation (Depreciation) (Depreciation)
                        ----------- ------------ -------------- --------------
 The U.S. Large Cap
   Value Series........ $8,371,961   $3,160,109    $(345,608)     $2,814,501
 The DFA International
   Value Series........  7,407,330    1,170,704     (775,821)        394,883

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

Derivative Financial Instruments:

      Summarized below are the specific types of derivative instruments used by the Series.

      3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, the Series had no outstanding futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.89%       $18,911         99        $46        $58,537
The DFA International Value Series.     0.87%        10,399         20          5         53,091

   *Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of October 31, 2012.

I. Securities Lending:

   As of October 31, 2012, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.


                                                                   Principal Occupation(s) During Past 5 Years and
Name, Position                              Portfolios within the                Other Directorships
with the Fund,       Term of Office/1 /and  DFA Fund Complex/2/                  of Public Companies
Address and Age      Length of Service            Overseen                              Held
---------------      -------------------    ---------------------  -----------------------------------------------
                           Disinterested Trustees/Directors
George M.             Since Inception       100 portfolios in 4                  Leo Melamed
Constantinides                              investment companies                 Professor of
Director of DFAIDG                                                               Finance, The
and DIG.                                                                         University of
Trustee of DFAITC                                                                Chicago Booth
and DEM.                                                                         School of Business.
The University of
Chicago Booth
School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould         Since Inception       100 portfolios in 4                  Steven G. Rothmeier
Director of DFAIDG                          investment companies                 Distinguished
and DIG.                                                                         Service Professor
Trustee of DFAITC                                                                of Economics, The
and DEM.                                                                         University of
The University of                                                                Chicago Booth
Chicago Booth                                                                    School of Business
School of Business                                                               (since 1965).
5807 S. Woodlawn                                                                 Member and Chair,
Avenue                                                                           Competitive Markets
Chicago, IL 60637                                                                Advisory Committee,
Age: 73                                                                          Chicago Mercantile
                                                                                 Exchange (futures
                                                                                 trading exchange)
                                                                                 (since 2004).
                                                                                 Formerly, Director
                                                                                 of UNext, Inc.
                                                                                 (1999-2006).
                                                                                 Trustee, Harbor
                                                                                 Fund (registered
                                                                                 investment company)
                                                                                 (30 Portfolios)
                                                                                 (since 1994).
                                                                                 Formerly, Member of
                                                                                 the Board of
                                                                                 Milwaukee Mutal
                                                                                 Insurance Company
                                                                                 (1997-2010).

Roger G. Ibbotson     Since Inception       100 portfolios in 4                  Professor in
Director of DFAIDG                          investment companies                 Practice of
and DIG.                                                                         Finance, Yale
Trustee of DFAITC                                                                School of
and DEM.                                                                         Management (since
Yale School of                                                                   1984). Chairman,
Management P.O. Box                                                              CIO and Partner,
208200                                                                           Zebra Capital
New Haven, CT                                                                    Management, LLC
06520-8200                                                                       (hedge fund
Age: 68                                                                          manager) (since
                                                                                 2001). Consultant
                                                                                 to Morningstar,
                                                                                 Inc. (since 2006).
                                                                                 Formerly, Chairman,
                                                                                 Ibbotson
                                                                                 Associates, Inc.,
                                                                                 Chicago, IL
                                                                                 (software data
                                                                                 publishing and
                                                                                 consulting)
                                                                                 (1977-2006).
                                                                                 Formerly, Director,
                                                                                 BIRR Portfolio
                                                                                 Analysis, Inc.
                                                                                 (software products)
                                                                                 (1990-2010).


                                                                   Principal Occupation(s) During Past 5 Years and
Name, Position                              Portfolios within the                Other Directorships
with the Fund,       Term of Office/1 /and  DFA Fund Complex/2/                  of Public Companies
Address and Age      Length of Service            Overseen                              Held
---------------      -------------------    ---------------------  -----------------------------------------------
Edward P. Lazear      Since 2010            100 portfolios in 4                  Morris Arnold Cox
Director of DFAIDG                          investment companies                 Senior Fellow,
and DIG.                                                                         Hoover Institution
Trustee of DFAITC                                                                (since 2002). Jack
and DEM.                                                                         Steele Parker
Stanford University                                                              Professor of Human
Graduate School of                                                               Resources
Business 518                                                                     Management and
Memorial Way                                                                     Economics, Graduate
Stanford, CA                                                                     School of Business,
94305-5015                                                                       Stanford University
Age: 64                                                                          (since 1995).
                                                                                 Cornerstone
                                                                                 Research (expert
                                                                                 testimony and
                                                                                 economic and
                                                                                 financial analysis)
                                                                                 (since 2009).
                                                                                 Formerly, Chairman
                                                                                 of the President
                                                                                 George W. Bush's
                                                                                 Council of Economic
                                                                                 Advisers
                                                                                 (2006-2009).
                                                                                 Formerly, Council
                                                                                 of Economic
                                                                                 Advisors, State of
                                                                                 California
                                                                                 (2005-2006).
                                                                                 Formerly,
                                                                                 Commissioner, White
                                                                                 House Panel on Tax
                                                                                 Reform (2005).

Myron S. Scholes      Since Inception       100 portfolios in 4                  Frank E. Buck
Director of DFAIDG                          investment companies                 Professor Emeritus
and DIG.                                                                         of Finance,
Trustee of DFAITC                                                                Stanford University
and DEM.                                                                         (since 1981).
c/o Dimensional                                                                  Formerly, Chairman,
Fund Advisors, LP                                                                Platinum Grove
6300 Bee Cave Road                                                               Asset Management,
Building 1                                                                       L.P. (hedge fund)
Austin, TX 78746                                                                 (formerly, Oak Hill
Age: 70                                                                          Platinum Partners)
                                                                                 (1999-2009).
                                                                                 Formerly, Managing
                                                                                 Partner, Oak Hill
                                                                                 Capital Management
                                                                                 (private equity
                                                                                 firm) (until 2004).
                                                                                 Director, American
                                                                                 Century Fund
                                                                                 Complex (registered
                                                                                 investment
                                                                                 companies) (40
                                                                                 Portfolios) (since
                                                                                 1980). Formerly,
                                                                                 Director, Chicago
                                                                                 Mercantile Exchange
                                                                                 (2001-2008).

Abbie J. Smith        Since 2000            100 portfolios in 4                  Boris and Irene
Director of DFAIDG                          investment companies                 Stern Distinguished
and DIG.                                                                         Service Professor
Trustee of DFAITC                                                                of Accounting, The
and DEM.                                                                         University of
The University of                                                                Chicago Booth
Chicago Booth                                                                    School of Business
School of Business                                                               (since 1980).
5807 S. Woodlawn                                                                 Co-Director
Avenue                                                                           Investment
Chicago, IL 60637                                                                Research,
Age: 58                                                                          Fundamental
                                                                                 Investment Advisors
                                                                                 (hedge fund) (since
                                                                                 2008). Director,
                                                                                 HNI Corporation
                                                                                 (formerly known as
                                                                                 HON Industries
                                                                                 Inc.) (office
                                                                                 furniture) (since
                                                                                 2000). Director,
                                                                                 Ryder System Inc.
                                                                                 (transportation,
                                                                                 logistics and
                                                                                 supply-chain
                                                                                 management) (since
                                                                                 2003). Trustee, UBS
                                                                                 Funds (4 investment
                                                                                 companies within
                                                                                 the fund complex)
                                                                                 (52 portfolios)
                                                                                 (since 2009).


Name, Position                                        Portfolios within the  Principal Occupation(s) During Past 5 Years and
with the Fund,                 Term of Office/1 /and  DFA Fund Complex/2/             Other Directorships of Public
Address and Age                Length of Service            Overseen                         Companies Held
---------------                -------------------    ---------------------  -----------------------------------------------
                                      Interested Trustees/Directors*
David G. Booth                  Since Inception       100 portfolios in 4             Chairman, Director/Trustee,
Chairman, Director, Co-Chief                          investment companies            President, and Co-Chief
Executive Officer and                                                                 Executive Officer (since
President of DFAIDG and DIG.                                                          January 2010) of Dimensional
Chairman, Trustee, Co-Chief                                                           Holdings Inc., Dimensional
Executive Officer and                                                                 Fund Advisors LP, DFA
President of DFAITC and DEM.                                                          Securities LLC, Dimensional
6300 Bee Cave Road, Building                                                          Emerging Markets Value Fund,
One                                                                                   DFAIDG, Dimensional
Austin, Texas 78746                                                                   Investment Group Inc. and The
Age: 65                                                                               DFA Investment Trust Company.
                                                                                      Director of Dimensional Fund
                                                                                      Advisors Ltd., Dimensional
                                                                                      Funds PLC, Dimensional Funds
                                                                                      II PLC, DFA Australia
                                                                                      Limited, Dimensional Cayman
                                                                                      Commodity Fund I Ltd.,
                                                                                      Dimensional Japan Ltd. and
                                                                                      Dimensional Advisors Ltd.
                                                                                      Chairman, Director and
                                                                                      Co-Chief Executive Officer of
                                                                                      Dimensional Fund Advisors
                                                                                      Canada ULC. President,
                                                                                      Dimensional SmartNest (US)
                                                                                      LLC. Limited Partner, Oak
                                                                                      Hill Partners (since 2001)
                                                                                      and VSC Investors, LLC (since
                                                                                      2007). Trustee, The
                                                                                      University of Chicago.
                                                                                      Trustee, University of Kansas
                                                                                      Endowment Association.
                                                                                      Formerly, Chief Executive
                                                                                      Officer (until 2010) and
                                                                                      Chief Investment Officer
                                                                                      (2003-2007) of Dimensional
                                                                                      Fund Advisors LP, DFA
                                                                                      Securities LLC, Dimensional
                                                                                      Emerging Markets Value Fund,
                                                                                      DFAIDG, Dimensional
                                                                                      Investment Group Inc., The
                                                                                      DFA Investment Trust Company
                                                                                      and Dimensional Holdings Inc.
                                                                                      Formerly, Chief Investment
                                                                                      Officer of Dimensional Fund
                                                                                      Advisors Ltd. Formerly,
                                                                                      President and Chief
                                                                                      Investment Officer of DFA
                                                                                      Australia Limited. Formerly,
                                                                                      Director, SA Funds
                                                                                      (registered investment
                                                                                      company).

Eduardo A. Repetto              Since 2009            100 portfolios in 4             Co-Chief Executive Officer
Director, Co-Chief Executive                          investment companies            (since January 2010), Chief
Officer and Chief Investment                                                          Investment Officer (since
Officer of DFAIDG and DIG.                                                            March 2007) and
Trustee, Co-Chief Executive                                                           Director/Trustee of
Officer and Chief Investment                                                          Dimensional Holdings Inc.,
Officer of DFAITC and DEM.                                                            Dimensional Fund Advisors LP,
6300 Bee Cave Road, Building                                                          DFA Securities LLC,
One                                                                                   Dimensional Emerging Markets
Austin, TX 78746                                                                      Value Fund, DFAIDG,
Age: 45                                                                               Dimensional Investment Group
                                                                                      Inc., The DFA Investment
                                                                                      Trust Company and Dimensional
                                                                                      Cayman Commodity Fund I Ltd.
                                                                                      Co-Chief Executive Officer,
                                                                                      President and Chief
                                                                                      Investment Officer of
                                                                                      Dimensional Fund Advisors
                                                                                      Canada ULC. Chief Investment
                                                                                      Officer, Vice President and
                                                                                      Director of DFA Australia
                                                                                      Limited. Director of
                                                                                      Dimensional Fund Advisors
                                                                                      Ltd., Dimensional Funds PLC,
                                                                                      Dimensional Funds II PLC,
                                                                                      Dimensional Japan Ltd. and
                                                                                      Dimensional Advisors Ltd.
                                                                                      Co-Chief Executive Officer of
                                                                                      Dimensional Retirement Plan
                                                                                      Services LLC. Formerly, Vice
                                                                                      President of Dimensional
                                                                                      Holdings Inc., Dimensional
                                                                                      Fund Advisors LP, DFA
                                                                                      Securities LLC, Dimensional
                                                                                      Emerging Markets Value Fund,
                                                                                      DFAIDG, Dimensional
                                                                                      Investment Group Inc., The
                                                                                      DFA Investment Trust Company
                                                                                      and Dimensional Fund Advisors
                                                                                      Canada ULC.

1 Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund                 Term of Office/1/ and
and Age                                      Length of Service          Principal Occupation(s) During Past 5 Years
----------------------------                 -------------------    ----------------------------------------------------
                                                      Officers

April A. Aandal                                                     Vice President of all the DFA Entities. Vice
Vice President, Global Business Development                         President Global Business Development of all the
Age: 49                                                             DFA Entities. Formerly, Chief Learning Officer of
                                                                    Dimensional (2008-2011); Regional Director of
                                                 Since 2008         Dimensional (2004-2008).

Robyn G. Alcorta                                                    Vice President of all the DFA Entities. Formerly,
Vice President                                                      Vice President Business Development at Capson
Age: 37                                                             Physicians Insurance Company (2010-2012); Vice
                                                 Since 2012         President at Charles Schwab (2007-2010).

Darryl D. Avery
Vice President
Age: 46                                          Since 2005         Vice President of all the DFA Entities.

Arthur H. Barlow
Vice President
Age: 56                                          Since 1993         Vice President of all the DFA Entities.

John T. Blood                                                       Vice President of all the DFA Entities. Formerly,
Vice President                                                      Regional Director for Dimensional (2010-January
Age: 43                                                             2011); Chief Market Strategist at Commonwealth
                                                                    Financial (2007-2010); Director of Research at
                                                 Since 2011         Commonwealth Financial (2000-2007).

Scott A. Bosworth
Vice President
Age: 43                                          Since 2007         Vice President of all the DFA Entities.

Valerie A. Brown                                                    Vice President and Assistant Secretary of all the
Vice President and Assistant Secretary                              DFA Entities, DFA Australia Limited, Dimensional
Age: 45                                                             Fund Advisors Ltd., Dimensional Cayman
                                                                    Commodity Fund I Ltd., Dimensional Retirement
                                                                    Plan Services LLC, Dimensional Fund Advisors
                                                                    Pte. Ltd., Dimensional Hong Kong Limited.
                                                                    Director, Vice President and Assistant Secretary of
                                                 Since 2001         Dimensional Fund Advisors Canada ULC.

David P. Butler                                                     Vice President of all the DFA Entities. Head of
Vice President                                                      Global Financial Services of Dimensional (since
Age: 48                                                             2008). Formerly, Regional Director of Dimensional
                                                 Since 2007         (January 1995 to January 2005).

Douglas M. Byrkit                                                   Vice President of all the DFA Entities. Formerly,
Vice President                                                      Regional Director for Dimensional Fund Advisors
Age: 41                                                             LP (December 2010-January 2012); Regional
                                                                    Director at Russell Investments (April 2006-
                                                 Since 2012         December 2010).

James G. Charles                                                    Vice President of all the DFA Entities. Formerly,
Vice President                                                      Regional Director for Dimensional (2008-2010);
Age: 56                                                             Vice President, Client Portfolio Manager at
                                                 Since 2011         American Century Investments (2001-2008).

Joseph H. Chi                                    Since 2009         Vice President of all the DFA Entities. Co-Head of
Vice President                                                      Portfolio Management of Dimensional (since
Age: 46                                                             March 2012). Sr. Portfolio Manager of Dimensional
                                                                    (since January 2012). Formerly, Portfolio Manager
                                                                    for Dimensional (October 2005-January 2012).

Stephen A. Clark                                 Since 2004         Vice President of all the DFA Entities, DFA
Vice President                                                      Australia Limited and Dimensional Fund Advisors
Age: 40                                                             Canada ULC. Head of Institutional, North America
                                                                    (since March 2012). Formerly, Head of Portfolio
                                                                    Management of Dimensional (January 2006-March
                                                                    2012).

Jeffrey D. Cornell                               Since 2012         Vice President of all the DFA Entities. Formerly,
Vice President                                                      Regional Director for Dimensional Fund Advisors
Age: 36                                                             LP (August 2002-January 2012).

                                      Term of Office/1/
                                       and Length of      Principal Occupation(s) During Past 5
Name, Position with the Fund and Age      Service                         Years
------------------------------------  ----------------   ---------------------------------------
 Robert P. Cornell                      Since 2007       Vice President of all the DFA Entities.
 Vice President                                          Regional Director of Financial Services
 Age: 63                                                 Group of Dimensional (since August
                                                         1993).

 George H. Crane                        Since 2010       Vice President of all the DFA Entities.
 Vice President                                          Formerly, Senior Vice President and
 Age: 57                                                 Managing Director at State Street Bank
                                                         & Trust Company (2007-2008); Managing
                                                         Director, Head of Investment
                                                         Administration and Operations at State
                                                         Street Research & Management Company
                                                         (2002-2005).

 Christopher S. Crossan                 Since 2004       Vice President and Global Chief
 Vice President and Global Chief                         Compliance Officer of all the DFA
 Compliance Officer                                      Entities, DFA Australia Limited,
 Age: 46                                                 Dimensional Fund Advisors Ltd.,
                                                         Dimensional SmartNest LLC, Dimensional
                                                         SmartNest (US) LLC and Dimensional
                                                         Retirement Plan Services LLC. Chief
                                                         Compliance Officer of Dimensional Fund
                                                         Advisors Canada ULC.

 James L. Davis                         Since 1999       Vice President of all the DFA Entities.
 Vice President
 Age: 55

 Robert T. Deere                        Since 1994       Vice President of all the DFA Entities,
 Vice President                                          DFA Australia Limited and Dimensional
 Age: 55                                                 Fund Advisors Canada ULC.

 Peter F. Dillard                       Since 2010       Vice President of all the DFA Entities.
 Vice President                                          Research Associate for Dimensional
 Age: 40                                                 (since August 2008). Formerly, Research
                                                         Assistant for Dimensional (April
                                                         2006-August 2008).

 Robert W. Dintzner                     Since 2001       Vice President of all the DFA Entities.
 Vice President and Chief Communi-                       Chief Communications Officer of
 cations Officer                                         Dimensional (since 2010).
 Age: 42

 Richard A. Eustice                     Since 1998       Vice President and Assistant Secretary
 Vice President and Assistant                            of all the DFA Entities and DFA
 Secretary                                               Australia Limited. Chief Operating
 Age: 47                                                 Officer of Dimensional Fund Advisors
                                                         Ltd. (since July 2008). Formerly, Vice
                                                         President of Dimensional Fund Advisors
                                                         Ltd.

 Gretchen A. Flicker                    Since 2004       Vice President of all the DFA Entities.
 Vice President
 Age: 41

 Jed S. Fogdall                         Since 2008       Vice President of all the DFA Entities.
 Vice President                                          Co-Head of Portfolio Management of
 Age: 38                                                 Dimensional (since March 2012). Sr.
                                                         Portfolio Manager of Dimensional (since
                                                         January 2012). Formerly, Portfolio
                                                         Manager for Dimensional (since
                                                         September 2004).

 Jeremy P. Freeman                      Since 2009       Vice President of all the DFA Entities.
 Vice President                                          Senior Technology Manager for
 Age: 41                                                 Dimensional (since June 2006).
                                                         Formerly, Principal at AIM
                                                         Investments/Amvescap PLC (now Invesco)
                                                         (June 1998-June 2006).

 Mark R. Gochnour                       Since 2007       Vice President of all the DFA Entities.
 Vice President                                          Regional Director of Dimensional.
 Age: 45

 Tom M. Goodrum                         Since 2012       Vice President of all the DFA Entities.
 Vice President                                          Formerly, Managing Director at
 Age: 44                                                 BlackRock (2004-January 2012).

 Henry F. Gray                          Since 2000       Vice President of all the DFA Entities.
 Vice President
 Age: 45

 John T. Gray                           Since 2007       Vice President of all the DFA Entities.
 Vice President                                          Formerly, Regional Director of
 Age: 38                                                 Dimensional (January 2005 to February
                                                         2007).

                                      Term of Office/1/
                                       and Length of      Principal Occupation(s) During Past 5
Name, Position with the Fund and Age      Service                         Years
------------------------------------  ----------------   ---------------------------------------
Christian Gunther                       Since 2011       Vice President of all the DFA Entities.
Vice President                                           Senior Trader for Dimensional Fund
Age: 37                                                  Advisors LP (since 2012). Formerly,
                                                         Senior Trader for Dimensional Fund
                                                         Advisors Ltd. (2009-2012); Trader for
                                                         Dimensional Fund Advisors Ltd.
                                                         (2008-2009); Trader for Dimensional
                                                         Fund Advisors LP (2004-2008).

Joel H. Hefner                          Since 2007       Vice President of all the DFA Entities.
Vice President                                           Regional Director of Dimensional (since
Age: 44                                                  June 1998).

Julie C. Henderson                      Since 2005       Vice President and Fund Controller of
Vice President and Fund Controller                       all the DFA Entities and Dimensional
Age: 38                                                  Cayman Commodity Fund I Ltd. and
                                                         Dimensional Japan Ltd.

Kevin B. Hight                          Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 44

Christine W. Ho                         Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 44

Michael C. Horvath                      Since 2011       Vice President of all the DFA Entities.
Vice President                                           Formerly, Managing Director, Co-Head
Age: 52                                                  Global Consultant Relations at
                                                         BlackRock (2004-2011).

Jeff J. Jeon                            Since 2004       Vice President of all the DFA Entities
Vice President                                           and Dimensional Cayman Commodity Fund I
Age: 38                                                  Ltd.

Stephen W. Jones                        Since 2012       Vice President of all the DFA Entities.
Vice President                                           Formerly, Facilities Manager for
Age: 44                                                  Dimensional Fund Advisors LP (October
                                                         2008-January 2012); General Manager at
                                                         Intereity Investments (March
                                                         2007-October 2008).

Patrick M. Keating                      Since 2003       Vice President and Chief Operating
Vice President and Chief Operating                       Officer of all the DFA Entities,
Officer                                                  Dimensional Cayman Commodity Fund I
Age: 57                                                  Ltd., Dimensional Japan Ltd.,
                                                         Dimensional Advisors Ltd., Dimensional
                                                         Fund Advisors Pte. Ltd., Dimensional
                                                         Hong Kong Limited and Dimensional
                                                         Retirement Plan Services LLC. Director,
                                                         Vice President and Chief Privacy
                                                         Officer of Dimensional Fund Advisors
                                                         Canada ULC. Director of DFA Australia
                                                         Limited, Dimensional Fund Advisors
                                                         Ltd., Dimensional Japan Ltd.,
                                                         Dimensional Advisors Ltd. and
                                                         Dimensional Fund Advisors Pte. Ltd.
                                                         Director and Vice President of
                                                         Dimensional Hong Kong Limited.

Glenn E. Kemp                           Since 2012       Vice President of all the DFA Entities.
Vice President                                           Formerly, Regional Director for
Age: 64                                                  Dimensional Fund Advisors LP (April
                                                         2006-January 2012).

David M. Kershner                       Since 2010       Vice President of all the DFA Entities.
Vice President                                           Portfolio Manager for Dimensional
Age: 41                                                  (since June 2004).

Seyun Alice Kim                         Since 2012       Vice President of all the DFA Entities.
Vice President                                           Formerly, Accounting Manager for
Age: 32                                                  Dimensional Fund Advisors LP (January
                                                         2006-January 2012).

Timothy R. Kohn                         Since 2011       Vice President of all the DFA Entities.
Vice President                                           Head of Defined Contribution Sales for
Age: 41                                                  Dimensional (since August 2010).
                                                         Formerly, Chief DC Strategist, Barclays
                                                         Global Investors (2005-2009).
Joseph F. Kolerich                      Since 2004       Vice President of all the DFA Entities.
Vice President                                           Sr. Portfolio Manager of Dimensional
Age: 40                                                  (since January 2012).Formerly,
                                                         Portfolio Manager for Dimensional
                                                         (April 2007-January 2012).

Stephen W. Kurad                        Since 2011       Vice President of all the DFA Entities.
Vice President                                           Regional Director for Dimensional
Age: 43                                                  (2007-2010).

Michael F. Lane                         Since 2004       Vice President of all the DFA Entities.
Vice President                                           Chief Executive Officer of Dimensional
Age: 45                                                  SmartNest (US) LLC (since 2012).

                                      Term of Office/1/
                                       and Length of      Principal Occupation(s) During Past 5
Name, Position with the Fund and Age      Service                         Years
------------------------------------  ----------------   ----------------------------------------
  Francis R. Lao                        Since 2011       Vice President of all the DFA Entities.
  Vice President                                         Formerly, Vice President - Global
  Age: 43                                                Operations at Janus Capital Group
                                                         (2005-2011).

  Juliet Lee                            Since 2005       Vice President of all the DFA Entities.
  Vice President                                         Human Resources Manager of Dimensional
  Age: 41                                                (since January 2004).

  Marlena I. Lee                        Since 2011       Vice President of all the DFA Entities.
  Vice President                                         Formerly, Research Associate for
  Age: 31                                                Dimensional (July 2008-2010).

  Apollo D. Lupescu                     Since 2009       Vice President of all the DFA Entities.
  Vice President                                         Regional Director for Dimensional
  Age: 43                                                (since February 2004).

  Kenneth M. Manell                     Since 2010       Vice President of all the DFA Entities
  Vice President                                         and Dimensional Cayman Commodity Fund I
  Age: 39                                                Ltd. Counsel for Dimensional (since
                                                         September 2006). Formerly, Assistant
                                                         General Counsel at Castle & Cooke
                                                         (January 2004-September 2006).

  Aaron M. Marcus                       Since 2008       Vice President of all the DFA Entities
  Vice President & Head of Global                        and Head of Global Human Resources of
  Human Resources                                        Dimensional. Formerly, Global Head of
  Age: 42                                                Recruiting and Vice President of
                                                         Goldman Sachs & Co. (June 2006 to
                                                         January 2008).

  David R. Martin                       Since 2007       Vice President, Chief Financial Officer
  Vice President, Chief Financial                        and Treasurer of all the DFA Entities.
  Officer and Treasurer                                  Director, Vice President, Chief
  Age: 55                                                Financial Officer and Treasurer of
                                                         Dimensional Fund Advisors Ltd., DFA
                                                         Australia Limited, Dimensional Advisors
                                                         Ltd., Dimensional Fund Advisors Pte.
                                                         Ltd., Dimensional Hong Kong Limited and
                                                         Dimensional Fund Advisors Canada ULC.
                                                         Chief Financial Officer, Treasurer, and
                                                         Vice President of Dimensional SmartNest
                                                         LLC, Dimensional SmartNest (US) LLC,
                                                         Dimensional Cayman Commodity Fund I
                                                         Ltd. and Dimensional Retirement Plan
                                                         Services LLC. Director of Dimensional
                                                         Funds PLC and Dimensional Funds II PLC.
                                                         Statutory Auditor of Dimensional Japan
                                                         Ltd.

  Catherine L. Newell                 Vice President     Vice President and Secretary of all the
  Vice President and Secretary        since 1997 and     DFA Entities and Dimensional Retirement
  Age: 48                             Secretary since    Plan Services LLC (since June 2012).
                                           2000          Director, Vice President and Secretary
                                                         of DFA Australia Limited and
                                                         Dimensional Fund Advisors Ltd. (since
                                                         February 2002, April 1997 and May 2002,
                                                         respectively). Vice President and
                                                         Secretary of Dimensional Fund Advisors
                                                         Canada ULC (since June 2003),
                                                         Dimensional SmartNest LLC, Dimensional
                                                         SmartNest (US) LLC, Dimensional Cayman
                                                         Commodity Fund I Ltd., Dimensional
                                                         Japan Ltd. (since February 2012),
                                                         Dimensional Advisors Ltd. (since March
                                                         2012), Dimensional Fund Advisors Pte.
                                                         Ltd. (since June 2012) and Dimensional
                                                         Hong Kong Limited (since August 2012).
                                                         Director, Dimensional Funds PLC and
                                                         Dimensional Funds II PLC (since 2002
                                                         and 2006, respectively). Director of
                                                         Dimensional Japan Ltd., Dimensional
                                                         Advisors Ltd., Dimensional Fund
                                                         Advisors Pte. Ltd. and Dimensional Hong
                                                         Kong Limited (since August 2012 and
                                                         July 2012).

  Christian A. Newton                   Since 2009       Vice President of all DFA Entities. Web
  Vice President                                         Services Manager for Dimensional (since
  Age: 37                                                January 2008). Formerly, Design Manager
                                                         of Dimensional (2005-2008).

  Pamela B. Noble                       Since 2011       Vice President of all the DFA Entities.
  Vice President                                         Portfolio Manager for Dimensional
  Age: 48                                                (2008-2010). Formerly, Vice President
                                                         and Portfolio Manager at USAA
                                                         Investment Management Company
                                                         (2001-2006).

  Carolyn L. O                          Since 2010       Vice President of all the DFA Entities
  Vice President                                         and Dimensional Cayman Commodity Fund I
  Age: 38                                                Ltd. Deputy General Counsel, Funds
                                                         (since 2011). Counsel for Dimensional
                                                         (2007-2011). Formerly, Associate at K&L
                                                         Gates LLP (January 2004-September 2007).

                                      Term of Office/1/
                                       and Length of      Principal Occupation(s) During Past 5
Name, Position with the Fund and Age      Service                         Years
------------------------------------  ----------------   ---------------------------------------
        Gerard K. O'Reilly              Since 2007       Vice President of all the DFA Entities.
        Vice President                                   Formerly, Research Associate of
        Age: 35                                          Dimensional (2004 to 2006).

        Daniel C. Ong                   Since 2009       Vice President of all the DFA Entities.
        Vice President                                   Portfolio Manager for Dimensional
        Age: 38                                          (since July 2005).

        Kyle K. Ozaki                   Since 2010       Vice President of all the DFA Entities.
        Vice President                                   Senior Compliance Officer for
        Age: 34                                          Dimensional (since January 2008).
                                                         Formerly, Compliance Officer (February
                                                         2006-December 2007) and Compliance
                                                         Analyst (August 2004-January 2006) for
                                                         Dimensional.

        David A. Plecha                 Since 1993       Vice President of all the DFA Entities,
        Vice President                                   DFA Australia Limited, Dimensional Fund
        Age: 51                                          Advisors Ltd. and Dimensional Fund
                                                         Advisors Canada ULC.

        Allen Pu                        Since 2011       Vice President of all the DFA Entities.
        Vice President                                   Portfolio Manager for Dimensional (July
        Age: 41                                          2006-2010).

        Theodore W. Randall             Since 2008       Vice President of all the DFA Entities.
        Vice President                                   Formerly, Research Associate of
        Age: 39                                          Dimensional (2006-2008). Systems
                                                         Developer of Dimensional (2001-2006).

        Savina B. Rizova                Since 2012       Vice President of all the DFA Entities.
        Vice President                                   Formerly, Research Associate for
        Age: 31                                          Dimensional Fund Advisors LP (June
                                                         2011-January 2012); Research Assistant
                                                         for Dimensional Fund Advisors LP (July
                                                         2004-August 2007).

        L. Jacobo Rodriguez             Since 2005       Vice President of all the DFA Entities.
        Vice President
        Age: 41

        Julie A. Saft                   Since 2010       Vice President of all the DFA Entities.
        Vice President                                   Client Systems Manager for Dimensional
        Age: 53                                          (since July 2008). Formerly, Senior
                                                         Manager at Vanguard (November 1997-July
                                                         2008).

        David E. Schneider              Since 2001       Vice President of all the DFA Entities
        Vice President                                   and Dimensional Fund Advisors Canada
        Age: 66                                          ULC.

        Walid A. Shinnawi               Since 2010       Vice President of all the DFA Entities.
        Vice President                                   Formerly, Regional Director for
        Age: 50                                          Dimensional (March 2006-January 2010).

        Bruce A. Simmons                Since 2009       Vice President of all the DFA Entities.
        Vice President                                   Investment Operations Manager for
        Age: 47                                          Dimensional (since May 2007). Formerly,
                                                         Vice President Client and Fund
                                                         Reporting at Mellon Financial
                                                         (September 2005-May 2007).

        Edward R. Simpson               Since 2007       Vice President of all the DFA Entities.
        Vice President                                   Regional Director of Dimensional (since
        Age: 44                                          December 2002).

        Bryce D. Skaff                  Since 2007       Vice President of all the DFA Entities.
        Vice President                                   Formerly, Regional Director of
        Age: 37                                          Dimensional (December 1999 to January
                                                         2007).

        Andrew D. Smith                 Since 2011       Vice President of all the DFA Entities.
        Vice President                                   Project Manager for Dimensional
        Age: 44                                          (2007-2010). Formerly, Business Analyst
                                                         Manager, National Instruments
                                                         (2003-2007).

        Grady M. Smith                  Since 2004       Vice President of all the DFA Entities
        Vice President                                   and Dimensional Fund Advisors Canada
        Age: 56                                          ULC.

        Carl G. Snyder                  Since 2000       Vice President of all the DFA Entities.
        Vice President
        Age: 49

        Lawrence R. Spieth              Since 2004       Vice President of all the DFA Entities.
        Vice President
        Age: 64

                                      Term of Office/1/
                                       and Length of      Principal Occupation(s) During Past 5
Name, Position with the Fund and Age      Service                         Years
------------------------------------  ----------------   ---------------------------------------
       Bradley G. Steiman               Since 2004       Vice President of all the DFA Entities
       Vice President                                    and Director and Vice President of
       Age: 39                                           Dimensional Fund Advisors Canada ULC.

       John H. Totten                   Since 2012       Vice President of all the DFA Entities.
       Vice President                                    Formerly, Regional Director for
       Age: 34                                           Dimensional Fund Advisors LP (January
                                                         2008-January 2012).

       Robert C. Trotter                Since 2009       Vice President of all the DFA Entities.
       Vice President                                    Senior Manager, Technology for
       Age: 54                                           Dimensional (since March 2007).
                                                         Formerly, Director of Technology at
                                                         AMVESCAP (2002-2007).

       Karen E. Umland                  Since 1997       Vice President of all the DFA Entities,
       Vice President                                    DFA Australia Limited, Dimensional Fund
       Age: 46                                           Advisors Ltd., and Dimensional Fund
                                                         Advisors Canada ULC.

       Brian J. Walsh                   Since 2009       Vice President of all the DFA Entities.
       Vice President                                    Portfolio Manager for Dimensional
       Age: 42                                           (since 2004).

       Weston J. Wellington             Since 1997       Vice President of all the DFA Entities.
       Vice President
       Age: 61

       Ryan J. Wiley                    Since 2007       Vice President of all the DFA Entities.
       Vice President                                    Senior Trader of Dimensional (since
       Age: 36                                           2007).

       Paul E. Wise                     Since 2005       Vice President of all the DFA Entities.
       Vice President                                    Chief Technology Officer for
       Age: 57                                           Dimensional (since 2004).

       Faith A. Yando                   Since 2011       Vice President of all the DFA Entities.
       Vice President                                    Formerly, Senior Vice President, Global
       Age: 50                                           Public Relations at Natixis Global
                                                         Asset Management (2008-2011); Senior
                                                         Vice President, Media Relations at Bank
                                                         of America (2007-2008).

       Joseph L. Young                  Since 2011       Vice President of all the DFA Entities.
       Vice President                                    Formerly, Regional Director for
       Age: 33                                           Dimensional (2005-2010).

/1 /Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (Unaudited)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                             Qualifying
                                         Net                                                For Corporate
                                     Investment    Short-Term     Long-Term                   Dividends   Qualifying    U.S.
                                       Income     Capital Gain  Capital Gain      Total       Received     Dividend  Government
Dimensional Investment Group Inc.   Distributions Distributions Distributions Distributions Deduction(1)  Income(2)  Interest(3)
---------------------------------   ------------- ------------- ------------- ------------- ------------- ---------- -----------
LWAS/DFA U.S. High Book to Market
  Portfolio........................     100%.....       --.....       --.....     100%.....     100%.....    100%...      --....
LWAS/DFA Two-Year Fixed Income
  Portfolio........................      41%.....      49%.....      10%.....     100%.....       --.....      --...      5%....
LWAS/DFA Two-Year Government
  Portfolio........................      35%.....      65%.....       --.....     100%.....       --.....      --...     35%....

DFA Investment Dimensions Group Inc.
------------------------------------
LWAS/DFA International High Book
  to Market Portfolio..............       44%          --            56%           100%          100%        100%        --

                                                                   Qualifying
                                                                     Short-
                                     Foreign   Foreign  Qualifying    Term
                                       Tax     Source    Interest   Capital
Dimensional Investment Group Inc.   Credit(4) Income(5) Income(6)   Gain(7)
---------------------------------   --------- --------- ---------- ----------
LWAS/DFA U.S. High Book to Market
  Portfolio........................     --...     --...    100%       100%
LWAS/DFA Two-Year Fixed Income
  Portfolio........................     --...     --...    100%       100%
LWAS/DFA Two-Year Government
  Portfolio........................     --...     --...    100%       100%

DFA Investment Dimensions Group Inc.
------------------------------------
LWAS/DFA International High Book
  to Market Portfolio..............     2%       96%       100%       100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied for LWAS/DFA Two-Year Fixed Income Portfolio to permit exemption of these amounts from state income for this fund.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                              LOGO   DFA103112-003A

                                                                         [LOGO]

ANNUAL REPORT
period ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.
Dimensional Retirement Equity Fund II
Dimensional Retirement Fixed Income Fund II
Dimensional Retirement Fixed Income Fund III

THE DFA INVESTMENT TRUST COMPANY

Dimensional Retirement Equity Fund I

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

-s - David G. Booth
David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DFA INVESTMENT DIMENSIONS GROUP
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   3
     Disclosure of Fund Expenses........................................   5
     Disclosure of Portfolio Holdings...................................   7
     Schedules of Investments
         Dimensional Retirement Equity Fund II..........................   8
         Dimensional Retirement Fixed Income Fund II....................   9
         Dimensional Retirement Fixed Income Fund III...................  10
     Statements of Assets and Liabilities...............................  11
     Statements of Operations...........................................  12
     Statements of Changes in Net Assets................................  13
     Financial Highlights...............................................  14
     Notes to Financial Statements......................................  15
     Report of Independent Registered Public Accounting Firm............  22
  THE DFA INVESTMENT TRUST COMPANY-DIMENSIONAL RETIREMENT EQUITY FUND I
     Performance Chart..................................................  23
     Management's Discussion and Analysis...............................  24
     Disclosure of Fund Expenses........................................  25
     Disclosure of Portfolio Holdings...................................  27
     Schedule of Investments............................................  28
     Statement of Assets and Liabilities................................  29
     Statement of Operations............................................  30
     Statement of Changes in Net Assets.................................  31
     Financial Highlights...............................................  32
     Notes to Financial Statements......................................  33
     Report of Independent Registered Public Accounting Firm............  39
  FUND MANAGEMENT.......................................................  40
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  50
  NOTICE TO SHAREHOLDERS................................................  51

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

Investment Footnotes

+   See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS

(A) Computed using average shares outstanding.
(B) Annualized.
(C) Non-Annualized.
(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.
(E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

--  Amounts designated as -- are either zero or rounded to zero.
SEC Securities and Exchange Commission
(a) Commencement of Operations.
(b) Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DIMENSIONAL RETIREMENT EQUITY FUND II VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2012

[CHART]

                                                                MSCI ALL COUNTRY
                                         DIMENSIONAL RETIREMENT   WORLD INDEX
END DATE                                     EQUITY FUND II        (NET DIV)
---------------------------------------  ---------------------- ----------------
3/7/2012                                        10000.00            10000.00
3/31/2012                                       10170.00            10286.34
4/30/2012                                       10050.00            10168.74
5/31/2012                                        9400.00             9257.01
6/30/2012                                        9822.30             9714.22
7/31/2012                                        9912.97             9847.19
8/31/2012                                       10174.89            10061.33
9/30/2012                                       10465.33            10378.24
10/31/2012                                      10354.10            10309.02

                                FROM 03/07/2012
                                ---------------
                                    3.54%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

DIMENSIONAL RETIREMENT FIXED INCOME FUND II VS.
BARCLAYS U.S. TREASURY INFLATION PROTECTED SECURITIES (TIPS) INDEX (SERIES-L) MAY 16, 2012-OCTOBER 31, 2012

[CHART]

                                                          BARCLAYS U.S. TREASURY
                                                           INFLATION PROTECTED
                                   DIMENSIONAL RETIREMENT   SECURITIES (TIPS)
END DATE                            FIXED INCOME FUND II     INDEX (SERIES-L)
---------------------------------  ---------------------- ----------------------
5/16/2012                                 10000.00               10000.00
5/31/2012                                 10070.00               10117.20
6/30/2012                                 10014.58               10060.85
7/31/2012                                 10166.16               10251.52
8/31/2012                                 10145.95               10222.07
9/30/2012                                 10216.69               10274.19
10/31/2012                                10287.43               10363.16

                                FROM 05/16/2012
                                ---------------
                                    2.87%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Barclays data provided by Barclays Bank PLC.

DIMENSIONAL RETIREMENT FIXED INCOME FUND III VS.
CITIGROUP US INFLATION-LINKED SECURITIES INDEX, 20+ YEARS
MARCH 7, 2012-OCTOBER 31, 2012

[CHART]

                                                         CITIGROUP US INFLATION-
                                  DIMENSIONAL RETIREMENT    LINKED SECURITIES
END DATE                             FIXED INCOME III       INDEX, 20+ YEARS
--------------------------------  ---------------------- -----------------------
3/7/2012                                 10000.00               10000.00
3/31/2012                                 9770.00                9821.41
4/30/2012                                10310.00               10266.09
5/31/2012                                10890.00               10921.48
6/30/2012                                10750.85               10847.15
7/31/2012                                11403.33               11424.12
8/31/2012                                11152.37               11175.22
9/30/2012                                11092.14               11147.83
10/31/2012                               11423.40               11431.81

                                FROM 03/07/2012
                                ---------------
                                    14.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indices copyright 2012 by Citigroup.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 DIMENSIONAL RETIREMENT EQUITY FUND II          PERIOD ENDED OCTOBER 31, 2012

   The Dimensional Retirement Equity Fund II seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of the date of this report, the Fund's investments include the U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio, and The Emerging Markets Series (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Underlying Fund to stocks with desired asset class characteristics. As of October 31, 2012, the Underlying Funds held more than 11,000 equity securities in 44 countries.

   From the Fund's inception on March 7, 2012, through October 31, 2012, total returns were 3.54% for the Fund and 3.09% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Fund had greater exposure than the Index to U.S. stocks and less exposure to certain other countries, particularly Japan and Brazil which underperformed during the period. These country weight differences contributed to the Fund's relative outperformance. The Fund also had greater exposure than the Index to value stocks, which outperformed and benefited relative performance.

DIMENSIONAL RETIREMENT FIXED INCOME FUND II

   The Dimensional Retirement Fixed Income Fund II seeks to provide total return comprised of income and capital appreciation consistent with inflation protected instruments. The Advisor will generally purchase shares of the DFA Inflation-Protected Securities Portfolio, DFA One-Year Fixed Income Portfolio, and the Dimensional Retirement Fixed Income Fund III (collectively, the "Underlying Funds"). The average maturity of the Fund, based on the market value-weighted average holdings of the Underlying Funds, was 9.03 years on October 31, 2012.

   From the Fund's inception on May 16, 2012, through October 31, 2012, total returns were 2.87% for the Fund and 3.62% for the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Fund's average allocation during the period was approximately 89% in the DFA Inflation-Protected Securities Portfolio, 8% in the DFA One-Year Fixed Income Portfolio, and 3% in the Dimensional Retirement Fixed Income Fund III.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2012

   U.S. and International fixed income markets continued to grapple with uncertainty in Europe and a lackluster U.S. recovery. Over the course of the year, the U.S. Federal Reserve maintained the target federal funds rate between 0.00% and 0.25% and continued its accommodative stance toward liquidity. Major central banks around the world maintained their accommodative stance as well. Term and credit risk were rewarded during the period as interest rates declined and credit spreads narrowed.

   The one-month Treasury bill yield finished the fiscal year at 0.09%, while the yield on 10-year U.S. Treasury notes declined to 1.69%. The U.S. yield curve remained upwardly sloped throughout the year.

                                                        10/31/12 10/31/11 CHANGE
                                                        -------- -------- ------
One-Month Treasury Bill (yield)........................   0.09%    0.01%   0.08%
Ten-Year U.S. Treasury Notes (yield)...................   1.69%    2.11%  -0.42%

--------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2012, total returns were 0.09% for three-month U.S. Treasury bills, 3.28% for five-year U.S. Treasury notes, and 10.90% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies the maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the Portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable-credit approach continued to take market-like credit risk, reflecting a wide credit-spread environment.

 DIMENSIONAL RETIREMENT FIXED INCOME            PERIOD ENDED OCTOBER 31, 2012
 FUND III

   The Dimensional Retirement Fixed Income Fund III seeks to provide total return comprised of income and capital appreciation consistent with long-term inflation protection from investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities greater than ten years. The average maturity was 29.06 years on October 31, 2012.

   From the Fund's inception on March 7, 2012, through October 31, 2012, total returns were 14.23% for the Fund and 14.32% for the Citigroup U.S. Inflation-Linked Securities Index, 20+ Years. The Fund benefited from a steep decline in real yields, particularly in the long-term portion of the curve.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/12  10/31/12    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
DIMENSIONAL RETIREMENT EQUITY FUND II**
Actual Fund Return................................. $1,000.00 $1,030.26    0.40%    $2.04
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.13    0.40%    $2.03

DIMENSIONAL RETIREMENT FIXED INCOME FUND II**, ***
Actual Fund Return................................. $1,000.00 $1,028.74    0.40%    $1.87
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.13    0.40%    $2.03

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              05/01/12  10/31/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
DIMENSIONAL RETIREMENT FIXED INCOME FUND III
Actual Fund Return........................... $1,000.00 $1,107.99    0.40%    $2.12
Hypothetical 5% Annual Return................ $1,000.00 $1,023.13    0.40%    $2.03

--------
* Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the period.
** The Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II are a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affliliated Investment Companies).
*** The Dimensional Retirement Fixed Income Fund II commenced operations on
    May 16, 2012. Expenses are equal to the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (169), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2012 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

FUND OF FUNDS

                                                 AFFILIATED INVESTMENT COMPANIES
                                                 -------------------------------
Dimensional Retirement Equity Fund II...........              100.0%
Dimensional Retirement Fixed Income Fund II.....              100.0%

FIXED INCOME PORTFOLIO

DIMENSIONAL RETIREMENT FIXED INCOME FUND III

Government.............................. 100.0%
                                         -----
Total................................... 100.0%

                     DIMENSIONAL RETIREMENT EQUITY FUND II

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2012

                                                             SHARES  VALUE+
                                                             ------ --------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in U.S. Large Company Portfolio of
     Dimensional Investment Group Inc....................... 6,184  $ 68,952
   Investment in U.S. Core Equity 1 Portfolio of
     DFA Investment Dimensions Group Inc.................... 5,725    69,330
   Investment in Large Cap International Portfolio of
     DFA Investment Dimensions Group Inc.................... 1,567    28,723
   Investment in International Core Equity Portfolio of
     DFA Investment Dimensions Group Inc.................... 1,055    10,656
   Investment in Emerging Markets Core Equity Portfolio of
     DFA Investment Dimensions Group Inc....................   196     3,724
   Investment in The Emerging Markets Series of
     The DFA Investment Trust Company.......................           8,339
                                                                    --------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
        (Cost $174,312).....................................         189,724
                                                                    --------
   TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash
     Portfolio-Institutional Shares
     (Cost $265)............................................   265       265
                                                                    --------
      TOTAL INVESTMENTS-(100.0%) (Cost $174,577)............        $189,989
                                                                    ========

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                             ---------------------------------------
                                               LEVEL 1   LEVEL 2  LEVEL 3   TOTAL
                                             ----------  -------  -------  --------
Affiliated Investment Companies............. $  189,724    --       --     $189,724
Temporary Cash Investments..................        265    --       --          265
                                             ----------    --       --     --------
TOTAL....................................... $  189,989    --       --     $189,989
                                             ==========    ==       ==     ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL RETIREMENT FIXED INCOME FUND II

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                 SHARES VALUE+
                                                                 ------ ------
  AFFILIATED INVESTMENT COMPANIES -- (90.9%)
  Investment in DFA Inflation-Protected Securities Portfolio of
    DFA Investment Dimensions Group Inc.........................  409   $5,317
  Investment in DFA One-Year Fixed Income Portfolio of
    DFA Investment Dimensions Group Inc.........................   58      600
  Investment in Dimensional Retirement Fixed Income Fund III of
    DFA Investment Dimensions Group Inc.........................   20      228
                                                                        ------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $6,018)............................................         6,145
                                                                        ------
  TEMPORARY CASH INVESTMENTS -- (9.1%)
  BlackRock Liquidity Funds TempCash
    Portfolio-Institutional Shares
    (Cost $613).................................................  613      613
                                                                        ------
     TOTAL INVESTMENTS-(100.0%) (Cost $6,631)...................        $6,758
                                                                        ======

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                         LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                                         -------   -------   -------   --------
Affiliated Investment Companies......... $6,145      --        --      $  6,145
Temporary Cash Investments..............    613      --        --           613
                                         ------      --        --      --------
TOTAL................................... $6,758      --        --      $  6,758
                                         ======      ==        ==      ========

                See accompanying Notes to Financial Statements.

                 DIMENSIONAL RETIREMENT FIXED INCOME FUND III

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                   FACE
                                                                  AMOUNT  VALUE+
                                                                  ------ --------
                                                                  (000)
U.S. TREASURY OBLIGATIONS -- (100.0%)
U.S. Treasury Inflation Notes
   2.125%, 02/15/41..............................................  $ 77  $121,509
   0.750%, 02/15/42..............................................   320   363,233
                                                                         --------
TOTAL U.S. TREASURY OBLIGATIONS..................................         484,742
                                                                         --------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $447,660)...............................................        $484,742
                                                                         ========

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------
                                              LEVEL 1    LEVEL 2   LEVEL 3   TOTAL
                                              -------  ----------  -------  --------
U.S. Treasury Obligations....................   --     $  484,742    --     $484,742
                                                --     ----------    --     --------
TOTAL........................................   --     $  484,742    --     $484,742
                                                ==     ==========    ==     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                       DIMENSIONAL          DIMENSIONAL             DIMENSIONAL
                                    RETIREMENT EQUITY RETIREMENT FIXED INCOME RETIREMENT FIXED INCOME
                                         FUND II              FUND II                FUND III
                                    ----------------- ----------------------- -----------------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value....   $        190         $          6                      --
Investments at Value...............             --                   --            $        485
Temporary Cash Investments at
  Value & Cost.....................             --                    1                      --
Cash...............................             --                   --                       3
Receivables:
   Dividends and Interest..........             --                   --                       1
   Fund Shares Sold................              1                   --                       1
   From Advisor....................              2                    1                       1
                                      ------------         ------------            ------------
       Total Assets................            193                    8                     491
                                      ------------         ------------            ------------
LIABILITIES:
Payables:
Accrued Expenses and Other
  Liabilities......................              2                    2                       2
                                      ------------         ------------            ------------
       Total Liabilities...........              2                    2                       2
                                      ------------         ------------            ------------
NET ASSETS.........................   $        191         $          6            $        489
                                      ============         ============            ============
SHARES OUTSTANDING, $0.01 PAR
  VALUE (1)........................         18,599                  607                  42,968
                                      ============         ============            ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.......   $      10.24         $      10.18            $      11.38
                                      ============         ============            ============
Investments in Affiliated
  Investment Companies at Cost.....   $        174         $          6            $         --
                                      ------------         ------------            ------------
Investments at Cost................   $         --         $         --            $        448
                                      ------------         ------------            ------------
NET ASSETS CONSIST OF:
Paid-In Capital....................   $        175         $          6            $        450
Undistributed Net Investment
  Income (Distributions in Excess
  of Net Investment Income)........             --                   --                       2
Net Unrealized Appreciation
  (Depreciation)...................             16                   --                      37
                                      ------------         ------------            ------------
NET ASSETS.........................   $        191         $          6            $        489
                                      ============         ============            ============
(1) NUMBER OF SHARES AUTHORIZED....    100,000,000          100,000,000             100,000,000
                                      ============         ============            ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE PERIOD ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                                                  DIMENSIONAL  DIMENSIONAL
                                                                                  DIMENSIONAL      RETIREMENT   RETIREMENT
                                                                                   RETIREMENT     FIXED INCOME FIXED INCOME
                                                                               EQUITY FUND II*(a) FUND II*(b)  FUND III(a)
                                                                               ------------------ ------------ ------------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated Investment Companies:
   Income Distributions.......................................................        $  2              --           --
   Interest...................................................................          --              --           --
                                                                                      ----            ----         ----
       Total Investment Income................................................           2              --           --
                                                                                      ----            ----         ----
FUND INVESTMENT INCOME
   Interest...................................................................          --              --         $  5
                                                                                      ----            ----         ----
       Total Fund Investment Income...........................................          --              --            5
                                                                                      ----            ----         ----
FUND EXPENSES
   Investment Advisory Services Fees..........................................          --              --            1
   Accounting & Transfer Agent Fees...........................................           8            $  5           16
   Shareholders' Reports......................................................           4               3            8
   Audit Fees.................................................................           5               3           --
   Organizational & Offering Costs............................................          30              20           38
                                                                                      ----            ----         ----
       Total Expenses.........................................................          47              31           63
                                                                                      ----            ----         ----
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered
     by Advisor (Note C)......................................................         (47)            (31)         (62)
                                                                                      ----            ----         ----
   Net Expenses...............................................................          --              --            1
                                                                                      ----            ----         ----
   Net Investment Income (Loss)...............................................           2              --            4
                                                                                      ----            ----         ----
REALIZED AND UNREALIZED GAIN (LOSS)
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares.................................          16              --           37
                                                                                      ----            ----         ----
   NET REALIZED AND UNREALIZED GAIN (LOSS)....................................          16              --           37
                                                                                      ----            ----         ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............        $ 18            $ --         $ 41
                                                                                      ====            ====         ====

--------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Fund's Master Fund (Affiliated Investment Company).
(a) The Fund commenced operations on March 7, 2012.
(b) The Fund commenced operations on May 16, 2012.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                 DIMENSIONAL      DIMENSIONAL
                                                                                DIMENSIONAL       RETIREMENT       RETIREMENT
                                                                                 RETIREMENT      FIXED INCOME     FIXED INCOME
                                                                               EQUITY FUND II      FUND II          FUND III
                                                                              ---------------- ---------------- ----------------
                                                                               FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                                              MARCH 7, 2012(a) MAY 16, 2012(a)  MARCH 7, 2012(a)
                                                                                     TO               TO               TO
                                                                              OCTOBER 31, 2012 OCTOBER 31, 2012 OCTOBER 31, 2012
                                                                              ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..............................................       $  2               --             $  4
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares................................         16               --               37
                                                                                    ----             ----             ----
          Net Increase (Decrease) in Net Assets Resulting from
            Operations.......................................................         18               --               41
                                                                                    ----             ----             ----
Distributions From:
   Net Investment Income:
       Institutional Shares..................................................         (2)              --               (2)
                                                                                    ----             ----             ----
          Total Distributions................................................         (2)              --               (2)
                                                                                    ----             ----             ----
Capital Share Transactions (1):
   Shares Issued.............................................................        226             $ 37              513
   Shares Issued in Lieu of Cash Distributions...............................          2               --                2
   Shares Redeemed...........................................................        (53)             (31)             (65)
                                                                                    ----             ----             ----
          Net Increase (Decrease) from Capital Share Transactions............        175                6              450
                                                                                    ----             ----             ----
          Total Increase (Decrease) in Net Assets............................        191                6              489
NET ASSETS
   Beginning of Period.......................................................         --               --               --
                                                                                    ----             ----             ----
   End of Period.............................................................       $191             $  6             $489
                                                                                    ====             ====             ====
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................................................         24                4               49
   Shares Redeemed...........................................................         (5)              (3)              (6)
                                                                                    ----             ----             ----
          Net Increase (Decrease) from Shares Issued and Redeemed............         19                1               43
                                                                                    ====             ====             ====
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME).........................................................         --               --             $  2

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                     DIMENSIONAL           DIMENSIONAL
                                                               DIMENSIONAL            RETIREMENT            RETIREMENT
                                                                RETIREMENT           FIXED INCOME          FIXED INCOME
                                                              EQUITY FUND II           FUND II               FUND III
                                                             ----------------      ----------------      ----------------
                                                                  PERIOD                PERIOD                PERIOD
                                                             MARCH 7, 2012(a)      MAY 16, 2012(a)       MARCH 7, 2012(a)
                                                                    TO                    TO                    TO
                                                             OCTOBER 31, 2012      OCTOBER 31, 2012      OCTOBER 31, 2012
                                                             ----------------      ----------------      ----------------
Net Asset Value, Beginning of Period........................      $10.00               $ 10.00                $10.00
                                                                  ------               -------                ------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........................        0.16                  0.23                  0.12
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        0.19                  0.06                  1.30
                                                                  ------               -------                ------
       Total from Investment Operations.....................        0.35                  0.29                  1.42
Less Distributions
   Net Investment Income....................................       (0.11)                (0.11)                (0.04)
                                                                  ------               -------                ------
       Total Distributions..................................       (0.11)                (0.11)                (0.04)
                                                                  ------               -------                ------
Net Asset Value, End of Period..............................      $10.24               $ 10.18                $11.38
                                                                  ======               =======                ======
Total Return................................................        3.54%(C)              2.87%(C)             14.23%(C)
                                                                  ------               -------                ------
Net Assets, End of Period (thousands).......................      $  191               $     6                $  489
Ratio of Expenses to Average Net Assets.....................        0.40%(B)(D)(E)        0.40%(B)(D)(E)        0.40%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Assumption of Expenses and/or Recovery of Previously
  Waived Fees)..............................................       52.27%(B)(D)(E)      447.64%(B)(D)(E)       29.65%(B)(E)
Ratio of Net Investment Income to Average Net Assets........        2.40%(B)(E)           5.07%(B)(E)           1.68%(B)(E)
Portfolio Turnover Rate.....................................         N/A                   N/A                    11%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, three of which, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund II and Dimensional Retirement Fixed Income Fund III (each a "Retirement Fund" and collectively, the "Retirement Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II achieve their investment objectives by primarily investing in other portfolios within IDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds"). The Portfolios also invest in short-term temporary cash investments.

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
FUND OF FUNDS                                MASTER FUNDS                                        AT 10/31/12
-------------                                --------------------------------------------------- -----------
Dimensional Retirement Equity Fund II        U.S. Large Company Portfolio (DIG)                      --
                                             U.S. Core Equity 1 Portfolio (IDG)                      --
                                             Large Cap International Portfolio (IDG)                 --
                                             International Core Equity Portfolio (IDG)               --
                                             Emerging Markets Core Equity Portfolio (IDG)            --
                                             The Emerging Markets Series (ITC)                       --

Dimensional Retirement Fixed Income Fund II  DFA Inflation-Protected Securities Portfolio (IDG)      --
                                             DFA One-Year Fixed Income Portfolio (IDG)               --
                                             Dimensional Retirement Fixed Income Fund III (IDG)      --

   Amounts designated as -- are less than 1%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Retirement Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Retirement Funds' own assumptions in determining the fair value of investments)

   Debt securities held by the Retirement Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees (the "Board").

   Most Master Fund shares held by Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. Dimensional Retirement Equity Fund II's investment in The Emerging Markets Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Retirement Funds' investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Retirement Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Retirement Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Retirement Funds and the Master Funds. For the period ended October 31, 2012, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Retirement Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive management fees, and in certain instances, assume certain expenses of the Retirement Funds, as described below. The Fee Waiver Agreement for the Retirement Funds will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   With respect to Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II, the Advisor has contractually agreed to waive up to the full amount of each Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II through their investment in the Master Funds (including each Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of each Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses do not exceed 0.40% of the average net assets of the class of the Portfolio on an annualized basis.

   With respect to Dimensional Retirement Fixed Income Fund III, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of each class of Dimensional Retirement Fixed Income Fund III to the extent necessary to limit the ordinary operating expenses (not including expenses incurred through an investment in other investment companies and any applicable 12b-1 fees) ("Portfolio Expenses") of a class of Dimensional Retirement Fixed Income Fund III so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of Dimensional Retirement Fixed Income Fund III on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by each of the Retirement Funds are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

     Dimensional Retirement Equity Fund II............................ --
     Dimensional Retirement Fixed Income Fund II...................... --
     Dimensional Retirement Fixed Income Fund III..................... --

E. PURCHASES AND SALES OF SECURITIES:

   For the period ended October 31, 2012, Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                         DIMENSIONAL RETIREMENT EQUITY FUND II
                                              ------------------------------------------------------------
                                                                                             DISTRIBUTIONS
                                              BALANCE AT BALANCE AT                 DIVIDEND  OF REALIZED
                                              10/31/2011 10/31/2012 PURCHASES SALES  INCOME      GAINS
AFFILIATED INVESTMENT COMPANIES               ---------- ---------- --------- ----- -------- -------------
U.S. Large Company Portfolio.................     --        $69        $74     $10    $ 1         --
U.S. Core Equity 1 Portfolio.................     --         69         74      10      1         --
Large Cap International Portfolio............     --         29         31       5      1         --
International Core Equity Portfolio..........     --         11         11       2     --         --
Emerging Markets Core Equity Portfolio.......     --          4          4       1     --         --
The Emerging Markets Series..................     --          8          9       1     --         --

                                                           DIMENSIONAL RETIREMENT FIXED INCOME FUND II
                                                   ------------------------------------------------------------
                                                                                                  DISTRIBUTIONS
                                                   BALANCE AT BALANCE AT                 DIVIDEND  OF REALIZED
                                                   10/31/2011 10/31/2012 PURCHASES SALES  INCOME      GAINS
AFFILIATED INVESTMENT COMPANIES                    ---------- ---------- --------- ----- -------- -------------
DFA Inflation-Protected Securities Portfolio......     --        $ 5        $33     $28     --         --
DFA One-Year Fixed Income Portfolio...............     --          1          3       2     --         --
Dimensional Retirement Fixed Income Fund III......     --         --          1       1     --         --

   For the period ended October 31, 2012, Dimensional Retirement Fixed Income Fund III made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                                  U.S. GOVERNMENT OTHER INVESTMENT
                                                                    SECURITIES      SECURITIES
                                                                  --------------- ---------------
                                                                  PURCHASES SALES PURCHASES  SALES
                                                                  --------- ----- ---------  -----
Dimensional Retirement Fixed Income Fund III.....................   $483     $38     --       --

F. FEDERAL INCOME TAXES:

   Each Retirement Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which my differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses, non-deductible expenses and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                           INCREASE       INCREASE
                                                                          (DECREASE)     (DECREASE)
                                                           INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                          (DECREASE)    NET INVESTMENT  NET REALIZED
                                                        PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                        --------------- -------------- --------------
Dimensional Retirement Equity Fund II..................       --              --             --
Dimensional Retirement Fixed Income Fund II............       --              --             --
Dimensional Retirement Fixed Income Fund III...........       --              --             --

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2012 were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS TOTAL
                                              -------------- ------------- -----
Dimensional Retirement Equity Fund II
2012.........................................      $ 2            --        $ 2
Dimensional Retirement Fixed Income Fund II
2012.........................................       --            --         --
Dimensional Retirement Fixed Income Fund III
2012.........................................        2            --          2

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                        UNDISTRIBUTED
                                                             NET                                   TOTAL NET
                                                         INVESTMENT                              DISTRIBUTABLE
                                                         INCOME AND   UNDISTRIBUTED                EARNINGS
                                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS (ACCUMULATED
                                                        CAPITAL GAINS CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                        ------------- ------------- ------------ -------------
Dimensional Retirement Equity Fund II..................       --           --            --            --
Dimensional Retirement Fixed Income Fund II............       --           --            --            --
Dimensional Retirement Fixed Income Fund III...........      $ 2           --            --           $ 2

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Retirement Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2012, Dimensional Retirement Fixed Income Fund III had capital loss carryforwards available to offset future realized capital gains (amounts in thousands):

                                                                  UNLIMITED TOTAL
                                                                  --------- -----
Dimensional Retirement Fixed Income Fund III.....................    --      --

   During the year ended October 31, 2012, the Retirement Funds did not utilize capital loss carryforwards.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                  NET
                                                                                               UNREALIZED
                                                        FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                                        TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                        -------- ------------ -------------- --------------
Dimensional Retirement Equity Fund II..................   $175       $15            --            $15
Dimensional Retirement Fixed Income Fund II............      6        --            --             --
Dimensional Retirement Fixed Income Fund III...........    448        40           $(3)            37

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Retirement Funds' tax position and has concluded that no additional provisions for income tax are required in the Retirement Funds' financial statements. The Retirement Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Retirement Funds under this line of credit during the period ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Retirement Funds under this line of credit during the period ended October 31, 2012.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. OTHER:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Retirement Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 Dimensional Retirement Equity Fund II.............      2             99%
 Dimensional Retirement Fixed Income Fund II.......      2            100%
 Dimensional Retirement Fixed Income Fund III......      1             91%

   The Retirement Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Retirement Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund II, and Dimensional Retirement Fixed Income Fund III (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods March 7, 2012, May 16, 2012, and March 7, 2012 (commencement of operations), respectively, through October 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

DIMENSIONAL RETIREMENT EQUITY FUND I VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
AUGUST 21, 2012-OCTOBER 31, 2012

[CHART]

                                                                MSCI ALL COUNTRY
                                         DIMENSIONAL RETIREMENT   WORLD INDEX
END DATE                                     EQUITY FUND I         (NET DIV)
---------------------------------------  ---------------------- ----------------
8/21/2012                                       10000.00            10000.00
8/31/2012                                        9890.00             9873.34
9/30/2012                                       10220.00            10184.32
10/31/2012                                      10170.00            10116.39

                                FROM 08/21/2012
                                ---------------
                                    1.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 DIMENSIONAL RETIREMENT EQUITY FUND I           PERIOD ENDED OCTOBER 31, 2012

   The Dimensional Retirement Equity Fund I seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of the date of this report, the funds invested in by the Fund include U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio and The Emerging Markets Series (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Underlying Fund to stocks with desired asset class characteristics. As of October 31, 2012, the Underlying Funds held more than 11,000 equity securities in 44 countries.

   From the Fund's inception on August 21, 2012, through October 31, 2012, total returns were 1.70% for the Fund and 1.16% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Fund had greater exposure than the Index to small cap stocks and value stocks, which outperformed over the period and contributed to the Fund's relative outperformance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                        SIX MONTHS ENDED OCTOBER 31, 2012
 EXPENSE TABLE

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/12  10/31/12    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSTIONAL RETIREMENT EQUITY FUND I**
Actual Fund Return...................... $1,000.00 $1,017.00    0.60%    $1.19
Hypothetical 5% Annual Return........... $1,000.00 $1,022.12    0.60%    $3.05

--------
* The Dimensional Retirement Equity Fund I commenced operations on August 21, 2012. Expenses are equal to the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (72), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2012 to allow for comparability.

DISCLOSURE OF FUND EXPENSES
CONTINUED

** The Dimensional Retirement Equity Fund I is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affliliated Investment Companies).

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                                                   AFFILIATED INVESTMENT COMPANIES
                                                   -------------------------------
Dimensional Retirement Equity Fund I..............              100.0%

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2012

                                                            SHARES   VALUE+
                                                            ------ ----------
  AFFILIATED INVESTMENT COMPANIES -- (100.0%)
  Investment in U.S. Large Company Portfolio of
    Dimensional Investment Group Inc....................... 72,650 $  810,048
  Investment in U.S. Core Equity 1 Portfolio of
    DFA Investment Dimensions Group Inc.................... 67,233    814,192
  Investment in Large Cap International Portfolio of
    DFA Investment Dimensions Group Inc.................... 55,674  1,020,504
  Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.................... 37,459    378,336
  Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc....................  6,985    132,715
  Investment in The Emerging Markets Series of
    The DFA Investment Trust Company.......................           295,974
                                                                   ----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $3,401,905)...................................         3,451,769
                                                                   ----------
  TEMPORARY CASH INVESTMENTS -- (0.0%)
  BlackRock Liquidity Funds TempCash
    Portfolio--Institutional Shares
    (Cost $1,514)..........................................  1,514      1,514
                                                                   ----------
     TOTAL INVESTMENTS--(100.0%) (Cost $3,403,419).........        $3,453,283
                                                                   ==========

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                        -----------------------------------------
                                         LEVEL 1     LEVEL 2   LEVEL 3   TOTAL
                                        ---------- --------- --------- ----------
Affiliated Investment Companies........ $3,451,769    --        --     $3,451,769
Temporary Cash Investments.............      1,514    --        --          1,514
                                        ----------    --        --     ----------
TOTAL.................................. $3,453,283    --        --     $3,453,283
                                        ==========    ==        ==     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments in Affiliated Investment Companies at Value.................... $  3,452
Temporary Cash Investments at Value & Cost.................................        2
Receivables:
   Fund Shares Sold........................................................       23
   From Advisor............................................................        2
                                                                            --------
       Total Assets........................................................    3,479
                                                                            --------
LIABILITIES:
Payables:
   Fund Shares Redeemed....................................................       77
Accrued Expenses and Other Liabilities.....................................        2
                                                                            --------
       Total Liabilities...................................................       79
                                                                            --------
NET ASSETS................................................................. $  3,400
                                                                            ========
SHARES OUTSTANDING, $0.01 PAR VALUE........................................  334,352
                                                                            ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................... $  10.17
                                                                            ========
Investments in Affiliated Investment Companies at Cost..................... $  3,402
                                                                            --------
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $  3,341
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income).......................................................       14
Accumulated Net Realized Gain (Loss).......................................       (5)
Net Unrealized Appreciation (Depreciation).................................       50
                                                                            --------
NET ASSETS................................................................. $  3,400
                                                                            ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                            STATEMENT OF OPERATIONS

             FOR THE PERIOD AUGUST 21, 2012(a) TO OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Net Investment Income Received from Affiliated Investment Companies:
   Dividends............................................................... $ 1
   Income Distributions....................................................  15
                                                                            ---
       Total Investment Income.............................................  16
                                                                            ---
EXPENSES
   Investment Advisory Services Fees.......................................   3
   Accounting & Transfer Agent Fees........................................   2
   Shareholders' Reports...................................................   1
   Audit Fees..............................................................   3
                                                                            ---
       Total Expenses......................................................   9
                                                                            ---
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C).........................................  (7)
                                                                            ---
   Net Expenses............................................................   2
                                                                            ---
   NET INVESTMENT INCOME (LOSS)............................................  14
                                                                            ---
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Affiliated Investment Companies Shares..............................  (5)
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares..............................  50
                                                                            ---
   NET REALIZED AND UNREALIZED GAIN (LOSS).................................  45
                                                                            ---
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............ $59
                                                                            ===

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

(a) The Fund commenced operations on August 21, 2012.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                      STATEMENT OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                            FOR THE PERIOD
                                                                          AUGUST 21, 2012(a)
                                                                                  TO
                                                                             OCTOBER 31,
                                                                                 2012
                                                                          ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..........................................       $   14
   Net Realized Gain (Loss) on:
       Affiliated Investment Companies Shares............................           (5)
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares............................           50
                                                                                ------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................           59
                                                                                ------
Capital Share Transactions:
   Shares Issued.........................................................        3,665
   Shares Redeemed.......................................................         (324)
                                                                                ------
          Net Increase (Decrease) from Capital Share Transactions........        3,341
                                                                                ------
          Total Increase (Decrease) in Net Assets........................        3,400
NET ASSETS
   Beginning of Period...................................................           --
                                                                                ------
   End of Period.........................................................       $3,400
                                                                                ======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................          366
   Shares Redeemed.......................................................          (32)
                                                                                ------
          Net Increase (Decrease) from Shares Issued and Redeemed........          334
                                                                                ======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME).................................................       $   14

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                             FINANCIAL HIGHLIGHTS

                                                                        PERIOD
                                                                  AUGUST 21, 2012(a)
                                                                          TO
                                                                   OCTOBER 31, 2012
                                                                  ------------------
Net Asset Value, Beginning of Period.............................       $10.00
                                                                        ------
Income from Investment Operations
   Net Investment Income (Loss)(A)...............................         0.04
   Net Gains (Losses) on Securities (Realized and Unrealized)....         0.13
                                                                        ------
       Total from Investment Operations..........................         0.17
                                                                        ------
Net Asset Value, End of Period...................................       $10.17
                                                                        ======
Total Return.....................................................         1.70%(C)
                                                                        ------
Net Assets, End of Period (thousands)............................       $3,400
Ratio of Expenses to Average Net Assets..........................         0.60%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
  Assumption of Expenses and/or Recovery of Previously Waived
  Fees)..........................................................         1.56%(B)(D)(E)
Ratio of Net Investment Income to Average Net Assets.............         2.01%(B)(E)
Portfolio Turnover Rate..........................................          N/A

See page 1 for the Definitions of Abbreviations and Footnotes.

                       THE DFA INVESTMENT TRUST COMPANY

                     DIMENSIONAL RETIREMENT EQUITY FUND I

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust" or "ITC") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve operational portfolios, one of which, Dimensional Retirement Equity Fund I (the "Fund"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Fund achieves its investment objective by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG"), Dimensional Investment Group Inc. ("DIG") and ITC (collectively, the "Master Funds"). The Fund also invests in short-term temporary cash investments.

                                                    PERCENTAGE OF OWNERSHIP
                                                      AT OCTOBER 31, 2012
                                              ------------------------------------
MASTER FUNDS                                  DIMENSIONAL RETIREMENT EQUITY FUND I
------------                                  ------------------------------------
U.S. Large Company Portfolio (DIG)                             --
U.S. Core Equity 1 Portfolio (IDG)                             --
Large Cap International Portfolio (IDG)                        --
International Core Equity Portfolio (IDG)                      --
Emerging Markets Core Equity Portfolio (IDG)                   --
The Emerging Markets Series (ITC)                              --

   Amounts designated as -- are less than 1%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Most Master Fund shares held by the Fund are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Fund's investment in The Emerging Markets Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2012, there was no total liability for deferred compensation to Trustees.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the

Fund are directly charged. Common expenses of the Trust are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the period ended October 31, 2012, advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.45% of average daily net assets of the Fund.

   With respect to the Fund, pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive up to the full amount of the management fee of 0.45% to the extent necessary to offset the proportionate share of the management fees paid by the Fund through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of the Fund to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Fund Expenses") so that such Fund Expenses do not exceed 0.60% of the average net assets of the Fund on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Fund will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the period ended October 31, 2012, the total related amounts paid to the CCO by the Trust were $82 (in thousands). The total related amount paid by the Fund is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the period ended October 31, 2012, the Fund made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                          DIMENSIONAL RETIREMENT EQUITY FUND I
                                         ----------------------------------------------------------------------
                                         BALANCE AT BALANCE AT                                 DISTRIBUTIONS OF
                                         10/31/2011 10/31/2012 PURCHASES SALES DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES          ---------- ---------- --------- ----- --------------- ----------------
U.S. Large Company Portfolio............     --       $  810    $  868    $57        $ 4              --
U.S. Core Equity 1 Portfolio............     --          814       867     58          4              --
Large Cap International Portfolio.......     --        1,021     1,072     73          4              --
International Core Equity Portfolio.....     --          378       396     28          2              --
Emerging Markets Core Equity
Portfolio...............................     --          133       140     10          1              --
The Emerging Markets Series.............     --          296       309     22         --              --

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which my differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses, non-deductible expenses and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                   INCREASE                  INCREASE
                                  (DECREASE)                (DECREASE)
         INCREASE               UNDISTRIBUTED              ACCUMULATED
        (DECREASE)              NET INVESTMENT             NET REALIZED
     PAID-IN-CAPITAL                INCOME                GAINS (LOSSES)
 ------------------------  ------------------------  ------------------------
            --                        --                        --

   The Fund commenced operations on August 21, 2012 and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

      UNDISTRIBUTED                                         TOTAL NET
      NET INVESTMENT                                      DISTRIBUTABLE
        INCOME AND                                           EARNINGS
        SHORT-TERM               CAPITAL LOSS              (ACCUMULATED
      CAPITAL GAINS              CARRYFORWARD                LOSSES)
 ------------------------  ------------------------  ------------------------
           $13                       $(4)                       $9

   For federal income tax purposes, the Trust measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2012, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                          UNLIMITED TOTAL
                                                          --------- -----
       Dimensional Retirement Equity Fund I..............    $4      $4

   During the year ended October 31, 2012, the Fund did not utilize capital loss carryforwards.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                        NET
                                                                                     UNREALIZED
        FEDERAL                  UNREALIZED                UNREALIZED               APPRECIATION
        TAX COST                APPRECIATION             (DEPRECIATION)            (DEPRECIATION)
------------------------  ------------------------  ------------------------  ------------------------
         $3,404                     $35                       $15                       $50

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the period ended October 31, 2012, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentages and days):

        WEIGHTED                  WEIGHTED                 NUMBER OF                  INTEREST               MAXIMUM AMOUNT
        AVERAGE                   AVERAGE                     DAYS                    EXPENSE               BORROWED DURING
     INTEREST RATE              LOAN BALANCE              OUTSTANDING*                INCURRED                 THE PERIOD
------------------------  ------------------------  ------------------------  ------------------------  ------------------------
         0.90%                      $241                       1                         --                       $241

   *Number of Days Outstanding represents the total of a single or consecutive days during the year ended October 31, 2012 that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2012.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

H. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

I. OTHER

   At October 31, 2012, one shareholder held 100% of the outstanding shares of the Fund. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DIMENSIONAL RETIREMENT EQUITY FUND I AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Retirement Equity Fund I (the "Portfolio") at October 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period
August 21, 2012 (commencement of operations) through October 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and the transfer agent of the investee funds, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE        LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------- -------------------    ---------------------  ---------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception       100 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                         investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould Director of     Since Inception       100 portfolios in 4    Steven G. Rothmeier Distinguished Service
DFAIDG and DIG.                                     investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1965).
The University of Chicago                                                  Member and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange (futures
5807 S. Woodlawn                                                           trading exchange) (since 2004). Formerly, Director
Avenue                                                                     of UNext, Inc. (1999-2006). Trustee, Harbor Fund
Chicago, IL 60637                                                          (registered investment company) (30 Portfolios)
Age: 73                                                                    (since 1994). Formerly, Member of the Board of
                                                                           Milwaukee Mutal Insurance Company (1997-
                                                                           2010).

Roger G. Ibbotson             Since Inception       100 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of                                                             fund manager) (since 2001). Consultant to
Management P.O. Box                                                        Morningstar, Inc. (since 2006). Formerly,
208200 New Haven, CT                                                       Chairman, Ibbotson Associates, Inc., Chicago, IL
06520-8200                                                                 (software data publishing and consulting) (1977-
Age: 68                                                                    2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE        LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------- -------------------    ---------------------  ----------------------------------------------------
Edward P. Lazear Director     Since 2010            100 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
of DFAIDG and DIG.                                  investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                 Professor of Human Resources Management and
Stanford University                                                        Economics, Graduate School of Business, Stanford
Graduate School of                                                         University (since 1995). Cornerstone Research
Business 518 Memorial                                                      (expert testimony and economic and financial
Way Stanford, CA 94305-5015                                                analysis) (since 2009). Formerly, Chairman of the
Age: 64                                                                    President George W. Bush's Council of Economic
                                                                           Advisers (2006-2009). Formerly, Council of
                                                                           Economic Advisors, State of California (2005-
                                                                           2006). Formerly, Commissioner, White House
                                                                           Panel on Tax Reform (2005).

Myron S. Scholes Director     Since Inception       100 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
of DFAIDG and DIG.                                  investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP 6300 Bee                                                      Partners) (1999-2009). Formerly, Managing
Cave Road Building 1                                                       Partner, Oak Hill Capital Management (private
Austin, TX 78746                                                           equity firm) (until 2004). Director, American
Age: 70                                                                    Century Fund Complex (registered investment
                                                                           companies) (40 Portfolios) (since 1980). Formerly,
                                                                           Director, Chicago Mercantile Exchange (2001-
                                                                           2008).

Abbie J. Smith Director of    Since 2000            100 portfolios in 4    Boris and Irene Stern Distinguished Service
DFAIDG and DIG.                                     investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1980).
The University of Chicago                                                  Co-Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn                                                           Director, HNI Corporation (formerly known as
Avenue Chicago, IL 60637                                                   HON Industries Inc.) (office furniture) (since
Age: 58                                                                    2000). Director, Ryder System Inc. (transportation,
                                                                           logistics and supply-chain management) (since
                                                                           2003). Trustee, UBS Funds (4 investment
                                                                           companies within the fund complex) (52
                                                                           portfolios) (since 2009).

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE         LENGTH OF SERVICE            OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------- -------------------    ---------------------  --------------------------------------------------
                                             INTERESTED TRUSTEES/DIRECTORS*
------------------------------------------------------------------------------------------------------------------------------
David G. Booth                 Since Inception       100 portfolios in 4    Chairman, Director/Trustee, President, and Co-
Chairman, Director,                                  investment companies   Chief Executive Officer (since January 2010) of
Co-Chief Executive                                                          Dimensional Holdings Inc., Dimensional Fund
Officer and                                                                 Advisors LP, DFA Securities LLC, Dimensional
President of DFAIDG                                                         Emerging Markets Value Fund, DFAIDG,
and DIG. Chairman,                                                          Dimensional Investment Group Inc. and The DFA
Trustee, Co-Chief                                                           Investment Trust Company. Director of
Executive Officer and                                                       Dimensional Fund Advisors Ltd., Dimensional
President of DFAITC and DEM.                                                Funds PLC, Dimensional Funds II PLC, DFA
6300 Bee Cave Road,                                                         Australia Limited, Dimensional Cayman
Building One                                                                Commodity Fund I Ltd., Dimensional Japan Ltd.
Austin, Texas 78746                                                         and Dimensional Advisors Ltd. Chairman,
Age: 65                                                                     Director and Co-Chief Executive Officer of
                                                                            Dimensional Fund Advisors Canada ULC.
                                                                            President, Dimensional SmartNest (US) LLC.
                                                                            Limited Partner, Oak Hill Partners (since 2001)
                                                                            and VSC Investors, LLC (since 2007). Trustee,
                                                                            The University of Chicago. Trustee, University of
                                                                            Kansas Endowment Association. Formerly, Chief
                                                                            Executive Officer (until 2010) and Chief
                                                                            Investment Officer (2003-2007) of Dimensional
                                                                            Fund Advisors LP, DFA Securities LLC,
                                                                            Dimensional Emerging Markets Value Fund,
                                                                            DFAIDG, Dimensional Investment Group Inc.,
                                                                            The DFA Investment Trust Company and
                                                                            Dimensional Holdings Inc. Formerly, Chief
                                                                            Investment Officer of Dimensional Fund Advisors
                                                                            Ltd. Formerly, President and Chief Investment
                                                                            Officer of DFA Australia Limited. Formerly,
                                                                            Director, SA Funds (registered investment
                                                                            company).

Eduardo A. Repetto             Since 2009            100 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                   investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                       Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of                                                 Dimensional Fund Advisors LP, DFA Securities
DFAIDG and DIG.                                                             LLC, Dimensional Emerging Markets Value Fund,
Trustee, Co-Chief                                                           DFAIDG, Dimensional Investment Group Inc.,
Executive Officer and                                                       The DFA Investment Trust Company and
Chief Investment Officer of                                                 Dimensional Cayman Commodity Fund I Ltd. Co-
DFAITC and DEM.                                                             Chief Executive Officer, President and Chief
6300 Bee Cave Road,                                                         Investment Officer of Dimensional Fund Advisors
Building One                                                                Canada ULC. Chief Investment Officer, Vice
Austin, TX 78746                                                            President and Director of DFA Australia Limited.
Age: 45                                                                     Director of Dimensional Fund Advisors Ltd.,
                                                                            Dimensional Funds PLC, Dimensional Funds II
                                                                            PLC, Dimensional Japan Ltd. and Dimensional
                                                                            Advisors Ltd. Co-Chief Executive Officer of
                                                                            Dimensional Retirement Plan Services LLC.
                                                                            Formerly, Vice President of Dimensional Holdings
                                                                            Inc., Dimensional Fund Advisors LP, DFA
                                                                            Securities LLC, Dimensional Emerging Markets
                                                                            Value Fund, DFAIDG, Dimensional Investment
                                                                            Group Inc., The DFA Investment Trust Company
                                                                            and Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                 TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND     AND LENGTH OF
            AND AGE                  SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------- ----------------   --------------------------------------------------------------------
                                                      OFFICERS
------------------------------------------------------------------------------------------------------------------------
April A. Aandal                    Since 2008       Vice President of all the DFA Entities. Vice President Global
Vice President, Global Business                     Business Development of all the DFA Entities. Formerly, Chief
Development                                         Learning Officer of Dimensional (2008-2011); Regional Director of
Age: 49                                             Dimensional (2004-2008).

Robyn G. Alcorta                   Since 2012       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                      Business Development at Capson Physicians Insurance Company
Age: 37                                             (2010-2012); Vice President at Charles Schwab (2007-2010).

Darryl D. Avery                    Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 46

Arthur H. Barlow                   Since 1993       Vice President of all the DFA Entities.
Vice President
Age: 56

John T. Blood                      Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional (2010-January 2011); Chief Market Strategist at
Age: 43                                             Commonwealth Financial (2007-2010); Director of Research at
                                                    Commonwealth Financial (2000-2007).

Scott A. Bosworth                  Since 2007       Vice President of all the DFA Entities.
Vice President
Age: 43

Valerie A. Brown                   Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                        Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                           Cayman Commodity Fund I Ltd., Dimensional Retirement Plan
Age: 45                                             Services LLC, Dimensional Fund Advisors Pte. Ltd., Dimensional
                                                    Hong Kong Limited. Director, Vice President and Assistant Secretary
                                                    of Dimensional Fund Advisors Canada ULC.

David P. Butler                    Since 2007       Vice President of all the DFA Entities. Head of Global Financial
Vice President                                      Services of Dimensional (since 2008). Formerly, Regional Director
Age: 48                                             of Dimensional (January 1995 to January 2005).

Douglas M. Byrkit                  Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional Fund Advisors LP (December 2010-January 2012);
Age: 41                                             Regional Director at Russell Investments (April 2006-December
                                                    2010).

James G. Charles                   Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional (2008-2010); Vice President, Client Portfolio
Age: 56                                             Manager at American Century Investments (2001-2008).

Joseph H. Chi                      Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                      Management of Dimensional (since March 2012). Sr. Portfolio
Age: 46                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                    Manager for Dimensional (October 2005-January 2012).

Stephen A. Clark                   Since 2004       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                      Dimensional Fund Advisors Canada ULC. Head of Institutional,
Age: 40                                             North America (since March 2012). Formerly, Head of Portfolio
                                                    Management of Dimensional (January 2006-March 2012).

Jeffrey D. Cornell                 Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional Fund Advisors LP (August 2002-January 2012).
Age: 36

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ----------------   --------------------------------------------------------------------
Robert P. Cornell               Since 2007       Vice President of all the DFA Entities. Regional Director of
Vice President                                   Financial Services Group of Dimensional (since August 1993).
Age: 63

George H. Crane                 Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                   President and Managing Director at State Street Bank & Trust
Age: 57                                          Company (2007-2008); Managing Director, Head of Investment
                                                 Administration and Operations at State Street Research &
                                                 Management Company (2002-2005).

Christopher S. Crossan          Since 2004       Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Chief Compliance Officer                         Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and
Age: 46                                          Dimensional Retirement Plan Services LLC. Chief Compliance
                                                 Officer of Dimensional Fund Advisors Canada ULC.

James L. Davis                  Since 1999       Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                 Since 1994       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                Since 2010       Vice President of all the DFA Entities. Research Associate for
Vice President                                   Dimensional (since August 2008). Formerly, Research Assistant for
Age: 40                                          Dimensional (April 2006-August 2008).

Robert W. Dintzner              Since 2001       Vice President of all the DFA Entities. Chief Communications
Vice President and Chief                         Officer of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice              Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                     DFA Australia Limited. Chief Operating Officer of Dimensional
Secretary                                        Fund Advisors Ltd. (since July 2008). Formerly, Vice President of
Age: 47                                          Dimensional Fund Advisors Ltd.

Gretchen A. Flicker             Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                  Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
Age: 38                                          Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (since September 2004).

Jeremy P. Freeman               Since 2009       Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                   for Dimensional (since June 2006). Formerly, Principal at AIM
Age: 41                                          Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour                Since 2007       Vice President of all the DFA Entities. Regional Director of
Vice President                                   Dimensional.
Age: 45

Tom M. Goodrum                  Since 2012       Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                   at BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                   Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                    Since 2007       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   of Dimensional (January 2005 to February 2007).
Age: 38

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   ---------------------------------------------------------------------
 Christian Gunther              Since 2011       Vice President of all the DFA Entities. Senior Trader for
 Vice President                                  Dimensional Fund Advisors LP (since 2012). Formerly, Senior
 Age: 37                                         Trader for Dimensional Fund Advisors Ltd. (2009-2012); Trader for
                                                 Dimensional Fund Advisors Ltd. (2008-2009); Trader for
                                                 Dimensional Fund Advisors LP (2004-2008).

 Joel H. Hefner                 Since 2007       Vice President of all the DFA Entities. Regional Director of
 Vice President                                  Dimensional (since June 1998).
 Age: 44

 Julie C. Henderson             Since 2005       Vice President and Fund Controller of all the DFA Entities and
 Vice President and Fund                         Dimensional Cayman Commodity Fund I Ltd. and Dimensional
 Controller                                      Japan Ltd.
 Age: 38

 Kevin B. Hight                 Since 2005       Vice President of all the DFA Entities.
 Vice President
 Age: 44

 Christine W. Ho                Since 2004       Vice President of all the DFA Entities.
 Vice President
 Age: 44

 Michael C. Horvath             Since 2011       Vice President of all the DFA Entities. Formerly, Managing Director,
 Vice President                                  Co-Head Global Consultant Relations at BlackRock (2004-2011).
 Age: 52

 Jeff J. Jeon                   Since 2004       Vice President of all the DFA Entities and Dimensional Cayman
 Vice President                                  Commodity Fund I Ltd.
 Age: 38

 Stephen W. Jones               Since 2012       Vice President of all the DFA Entities. Formerly, Facilities Manager
 Vice President                                  for Dimensional Fund Advisors LP (October 2008-January 2012);
 Age: 44                                         General Manager at Intereity Investments (March 2007-October
                                                 2008).

 Patrick M. Keating             Since 2003       Vice President and Chief Operating Officer of all the DFA Entities,
 Vice President and Chief                        Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
 Operating Officer                               Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
 Age: 57                                         Ltd., Dimensional Hong Kong Limited and Dimensional Retirement
                                                 Plan Services LLC. Director, Vice President and Chief Privacy
                                                 Officer of Dimensional Fund Advisors Canada ULC. Director of
                                                 DFA Australia Limited, Dimensional Fund Advisors Ltd.,
                                                 Dimensional Japan Ltd., Dimensional Advisors Ltd. and Dimensional
                                                 Fund Advisors Pte. Ltd. Director and Vice President of Dimensional
                                                 Hong Kong Limited.

 Glenn E. Kemp                  Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
 Vice President                                  for Dimensional Fund Advisors LP (April 2006-January 2012).
 Age: 64

 David M. Kershner              Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
 Vice President                                  Dimensional (since June 2004).
 Age: 41

 Seyun Alice Kim                Since 2012       Vice President of all the DFA Entities. Formerly, Accounting
 Vice President                                  Manager for Dimensional Fund Advisors LP (January 2006-January
 Age: 32                                         2012).

 Timothy R. Kohn                Since 2011       Vice President of all the DFA Entities. Head of Defined Contribution
 Vice President                                  Sales for Dimensional (since August 2010). Formerly, Chief DC
 Age: 41                                         Strategist, Barclays Global Investors (2005-2009).

 Joseph F. Kolerich             Since 2004       Vice President of all the DFA Entities. Sr. Portfolio Manager of
 Vice President                                  Dimensional (since January 2012).Formerly, Portfolio Manager for
 Age: 40                                         Dimensional (April 2007-January 2012).

 Stephen W. Kurad               Since 2011       Vice President of all the DFA Entities. Regional Director for
 Vice President                                  Dimensional (2007-2010).
 Age: 43

 Michael F. Lane                Since 2004       Vice President of all the DFA Entities. Chief Executive Officer of
 Vice President                                  Dimensional SmartNest (US) LLC (since 2012).
 Age: 45

                                     TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND          AND LENGTH OF
            AND AGE                       SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------- -------------------------- ---------------------------------------------------------------------
Francis R. Lao                          Since 2011          Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                              Global Operations at Janus Capital Group (2005-2011).
Age: 43

Juliet Lee                              Since 2005          Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                              Dimensional (since January 2004).
Age: 41

Marlena I. Lee                          Since 2011          Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                              for Dimensional (July 2008-2010).
Age: 31

Apollo D. Lupescu                       Since 2009          Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (since February 2004).
Age: 43

Kenneth M. Manell                       Since 2010          Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Counsel for Dimensional (since September
Age: 39                                                     2006). Formerly, Assistant General Counsel at Castle & Cooke
                                                            (January 2004-September 2006).

Aaron M. Marcus                         Since 2008          Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of                                    Resources of Dimensional. Formerly, Global Head of Recruiting and
Global Human Resources                                      Vice President of Goldman Sachs & Co. (June 2006 to January
Age: 42                                                     2008).

David R. Martin                         Since 2007          Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                             Entities. Director, Vice President, Chief Financial Officer and
Officer and Treasurer                                       Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
Age: 55                                                     Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                            Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                            Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                            President of Dimensional SmartNest LLC, Dimensional SmartNest
                                                            (US) LLC, Dimensional Cayman Commodity Fund I Ltd. and
                                                            Dimensional Retirement Plan Services LLC. Director of Dimensional
                                                            Funds PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                            Dimensional Japan Ltd.

Catherine L. Newell              Vice President since 1997  Vice President and Secretary of all the DFA Entities and
Vice President and Secretary     and Secretary since 2000   Dimensional Retirement Plan Services LLC (since June 2012).
Age: 48                                                     Director, Vice President and Secretary of DFA Australia Limited and
                                                            Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of
                                                            Dimensional Fund Advisors Canada ULC (since June 2003),
                                                            Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                            Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
                                                            Ltd. (since February 2012), Dimensional Advisors Ltd. (since March
                                                            2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012) and
                                                            Dimensional Hong Kong Limited (since August 2012). Director,
                                                            Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd.,
                                                            Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd.
                                                            and Dimensional Hong Kong Limited (since August 2012 and July
                                                            2012).

Christian A. Newton                     Since 2009          Vice President of all DFA Entities. Web Services Manager for
Vice President                                              Dimensional (since January 2008). Formerly, Design Manager of
Age: 37                                                     Dimensional (2005-2008).

Pamela B. Noble                         Since 2011          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                              Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 48                                                     Manager at USAA Investment Management Company (2001-2006).

Carolyn L. O                            Since 2010          Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Deputy General Counsel, Funds (since
Age: 38                                                     2011). Counsel for Dimensional (2007-2011). Formerly, Associate at
                                                            K&L Gates LLP (January 2004-September 2007).

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   ---------------------------------------------------------------------
    Gerard K. O'Reilly          Since 2007       Vice President of all the DFA Entities. Formerly, Research Associate
    Vice President                               of Dimensional (2004 to 2006).
    Age: 35

    Daniel C. Ong               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    Age: 38

    Kyle K. Ozaki               Since 2010       Vice President of all the DFA Entities. Senior Compliance Officer
    Vice President                               for Dimensional (since January 2008). Formerly, Compliance Officer
    Age: 34                                      (February 2006-December 2007) and Compliance Analyst (August
                                                 2004-January 2006) for Dimensional.

    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    Age: 51                                      Canada ULC.

    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (July 2006-2010).
    Age: 41

    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research Associate
    Vice President                               of Dimensional (2006-2008). Systems Developer of Dimensional
    Age: 39                                      (2001-2006).

    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research Associate
    Vice President                               for Dimensional Fund Advisors LP (June 2011-January 2012);
    Age: 31                                      Research Assistant for Dimensional Fund Advisors LP (July 2004-
                                                 August 2007).

    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    Age: 41

    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008). Formerly, Senior Manager at
    Age: 53                                      Vanguard (November 1997-July 2008).

    David E. Schneider          Since 2001       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    Age: 66

    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    Age: 50

    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007). Formerly, Vice
    Age: 47                                      President Client and Fund Reporting at Mellon Financial (September
                                                 2005-May 2007).

    Edward R. Simpson           Since 2007       Vice President of all the DFA Entities. Regional Director of
    Vice President                               Dimensional (since December 2002).
    Age: 44

    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               of Dimensional (December 1999 to January 2007).
    Age: 37

    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010). Formerly, Business Analyst Manager,
    Age: 44                                      National Instruments (2003-2007).

    Grady M. Smith              Since 2004       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    Age: 56

    Carl G. Snyder              Since 2000       Vice President of all the DFA Entities.
    Vice President
    Age: 49

    Lawrence R. Spieth          Since 2004       Vice President of all the DFA Entities.
    Vice President
    Age: 64

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
          AND AGE                 SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   ---------------------------------------------------------------------
   Bradley G. Steiman           Since 2004       Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   Age: 39

   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional Fund Advisors LP (January 2008-January 2012).
   Age: 34

   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007). Formerly, Director of
   Age: 54                                       Technology at AMVESCAP (2002-2007).

   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   Age: 46                                       Canada ULC.

   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   Age: 42

   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   Age: 61

   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities. Senior Trader of Dimensional
   Vice President                                (since 2007).
   Age: 36

   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities. Chief Technology Officer for
   Vice President                                Dimensional (since 2004).
   Age: 57

   Faith A. Yando               Since 2011       Vice President of all the DFA Entities. Formerly, Senior Vice
   Vice President                                President, Global Public Relations at Natixis Global Asset
   Age: 50                                       Management (2008-2011); Senior Vice President, Media Relations at
                                                 Bank of America (2007-2008).

   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, the Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                               QUALIFYING FOR
                               NET                                                               CORPORATE
                           INVESTMENT    SHORT-TERM     LONG-TERM                     U.S.       DIVIDENDS    QUALIFYING
DFA INVESTMENT               INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL      GOVERNMENT     RECEIVED     DIVIDEND
DIMENSIONS GROUP INC.     DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS INTEREST (1)  DEDUCTION(2)  INCOME(3)
---------------------     ------------- ------------- ------------- ------------- ------------ -------------- ----------
Dimensional Retirement
 Equity Fund II..........      100%          --            --            100%          --           100%         100%
Dimensional Retirement
 Fixed Income Fund II....       98%           2%           --            100%          --            --           --
Dimensional Retirement
 Fixed Income Fund III...      100%          --            --            100%         100%           --           --
THE DFA INVESTMENT
TRUST COMPANY
Dimensional Retirement
 Equity Fund I...........       --           --            --             --           --           100%         100%


                           FOREIGN   FOREIGN  QUALIFIED    QUALIFIED
DFA INVESTMENT               TAX     SOURCE   INTEREST    SHORT-TERM
DIMENSIONS GROUP INC.     CREDIT(4) INCOME(5) INCOME(6) CAPITAL GAIN(7)
---------------------     --------- --------- --------- ---------------
Dimensional Retirement
 Equity Fund II..........     2%       38%       100%         100%
Dimensional Retirement
 Fixed Income Fund II....    --        --        100%         100%
Dimensional Retirement
 Fixed Income Fund III...    --        --        100%         100%
THE DFA INVESTMENT
TRUST COMPANY
Dimensional Retirement
 Equity Fund I...........     3%       52%       100%         100%

(1) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(2) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(3) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distrbutions).
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 [LOGO]                                                        DFA103112-034A

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)Audit Fees

               Fiscal Year Ended October 31, 2012: $1,188,343

               Fiscal Year Ended October 31, 2011: $974,441

    (b)Audit-Related Fees

               Fees for Registrant  Fiscal Year Ended October 31, 2012: $95,363

                                    Fiscal Year Ended October 31, 2011: $72,348

   For fiscal years ended October 31, 2012 and October 31, 2011,
   Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                   Fiscal Year Ended October 31, 2012: $170,000

                                   Fiscal Year Ended October 31, 2011: $160,000

   For the fiscal years ended October 31, 2012 and October 31, 2011, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

    (c)Tax Fees

              Fees for Registrant  Fiscal Year Ended October 31, 2012: $614,493

                                   Fiscal Year Ended October 31, 2011: $265,517

   Tax Fees included, for the fiscal years ended October 31, 2012 and October 31, 2011, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d)All Other Fees

          Fees for Registrant  Fiscal Year Ended October 31, 2012: $0

                               Fiscal Year Ended October 31, 2011: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b)refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

 (e)(2)The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2012 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

 (g)   Aggregate Non-Audit Fees

          Fiscal Year Ended October 31, 2012: $2,436,214

          Fiscal Year Ended October 31, 2011: $1,563,674

 (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Relationship to Series of the Registrant Investments is Provided
------------------------------------  ----------------------------------------
  U.S. Targeted Value Portfolio                Series of Registrant
  U.S. Small Cap Value Portfolio               Series of Registrant
  U.S. Core Equity 1 Portfolio                 Series of Registrant
  U.S. Core Equity 2 Portfolio                 Series of Registrant
  U.S. Vector Equity Portfolio                 Series of Registrant

Name of Entity for which Schedule of   Relationship to Series of the Registrant
Investments is Provided
------------------------------------   ----------------------------------------
U.S. Small Cap Portfolio               Series of Registrant
U.S. Micro Cap Portfolio               Series of Registrant
DFA Real Estate Securities Portfolio   Series of Registrant
Large Cap International Portfolio      Series of Registrant
International Core Equity Portfolio    Series of Registrant
DFA International Real Estate
  Securities Portfolio                 Series of Registrant
DFA International Small Cap Value
  Portfolio                            Series of Registrant
International Vector Equity Portfolio  Series of Registrant
Emerging Markets Core Equity
  Portfolio                            Series of Registrant
The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                         Portfolio
The DFA International Value Series     Master fund for LWAS/DFA International
                                         High Book to Market Portfolio
The Japanese Small Company Series      Master fund for Japanese Small Company
                                         Portfolio
The Asia Pacific Small Company         Master fund for Asia Pacific Small
  Series                                 Company Portfolio
The United Kingdom Small               Master fund for United Kingdom Small
  Company Series                         Company Portfolio
The Continental Small Company          Master fund for Continental Small
  Series                                 Company Portfolio
The Emerging Markets Series            Master fund for Emerging Markets
                                         Portfolio
The Emerging Markets Small Cap         Master fund for Emerging Markets Small
  Series                                 Cap Portfolio
Dimensional Emerging Markets           Master fund for Emerging Markets Value
  Value Fund                             Portfolio
U.S. Social Core Equity 2 Portfolio    Series of Registrant
U.S. Sustainability Core 1 Portfolio   Series of Registrant
International Sustainability Core 1
  Portfolio                            Series of Registrant

Name of Entity for which Schedule of Relationship to Series of the Registrant Investments is Provided
------------------------------------  ----------------------------------------
DFA International Value ex Tobacco    Series of Registrant
  Portfolio
Emerging Markets Social Core          Series of Registrant
  Equity Portfolio
Tax-Managed U.S. Equity Portfolio     Series of Registrant
Tax-Managed U.S. Targeted Value       Series of Registrant
  Portfolio
Tax-Managed U.S. Small Cap            Series of Registrant
  Portfolio
T.A. U.S. Core Equity 2 Portfolio     Series of Registrant
Tax-Managed DFA International         Series of Registrant
  Value Portfolio
T.A. World ex U.S. Core Equity        Series of Registrant
  Portfolio
The Tax-Managed U.S. Marketwide       Master fund for Tax-Managed U.S.
  Value Series                          Marketwide Value Portfolio
CSTG&E U.S. Social Core Equity 2      Series of Registrant
  Portfolio
CSTG&E International Social Core      Series of Registrant
  Equity Portfolio
VA U.S. Targeted Value Portfolio      Series of Registrant
VA U.S. Large Value Portfolio         Series of Registrant
VA International Value Portfolio      Series of Registrant
VA International Small Portfolio      Series of Registrant

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
ADR             American Depositary Receipt
FNMA            Federal National Mortgage Association
GDR             Global Depository Receipt
NVDR            Non-Voting Depository Receipt
P.L.C.          Public Limited Company
REIT            Real Estate Investment Trust
SA              Special Assessment
STRIP           Seperate Trading of Registered Interest and Principal of
                Securities

Investment Footnotes
+               See Note B to Financial Statements.
++              Securities have generally been fair valued. See Note B to
                Financial Statements.
*               Non-Income Producing Securities.
#               Total or Partial Securities on Loan.
@               Security purchased with cash proceeds from Securities on Loan.
..               Security is being fair valued as of Oct 31, 2012.
--              Amounts designated as -- are either zero or rounded to zero.
(S)             Affiliated Fund.

                         U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares    Value+
                                                            ------- -----------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (14.4%)
  *1-800-FLOWERS.COM, Inc. Class A......................... 193,518 $   702,470
   A.H. Belo Corp. Class A.................................  96,709     483,545
   Aaron's, Inc............................................  27,318     842,214
 #*ALCO Stores, Inc........................................   2,172      21,546
   Ambassadors Group, Inc..................................   6,515      33,357
   Amcon Distributing Co...................................     228      14,359
  #American Greetings Corp. Class A........................  38,000     652,460
  *America's Car-Mart, Inc.................................  55,977   2,343,197
  *Arctic Cat, Inc.........................................  64,088   2,324,472
   Ark Restaurants Corp....................................  11,570     195,302
  *Asbury Automotive Group, Inc............................  13,913     441,320
  *Ascent Capital Group, Inc. Class A......................  61,445   3,652,905
  *Ballantyne Strong, Inc..................................  68,354     275,467
 #*Barnes & Noble, Inc..................................... 309,756   5,216,291
   Bassett Furniture Industries, Inc.......................  51,875     595,006
  *Beasley Broadcast Group, Inc. Class A...................  15,520      75,427
 #*Beazer Homes USA, Inc...................................  77,276   1,274,281
   bebe stores, Inc........................................ 370,532   1,500,655
   Belo Corp. Class A...................................... 335,070   2,506,324
   Big 5 Sporting Goods Corp...............................  61,717     551,133
  *Biglari Holdings, Inc...................................   6,438   2,276,541
  *Bluegreen Corp.......................................... 141,582     839,581
  #Blyth, Inc..............................................  41,391     945,370
  #Bob Evans Farms, Inc.................................... 137,688   5,241,782
  #Bon-Ton Stores, Inc. (The)..............................  83,277   1,022,642
 #*Books-A-Million, Inc....................................  53,259     157,114
   Bowl America, Inc. Class A..............................  14,589     186,374
 #*Boyd Gaming Corp........................................ 273,360   1,686,631
   Brown Shoe Co., Inc..................................... 218,061   3,441,003
  *Build-A-Bear Workshop, Inc.............................. 110,392     396,307
  *Cabela's, Inc........................................... 326,469  14,629,076
  *Cache, Inc..............................................  71,789     197,420
   Callaway Golf Co........................................ 318,084   1,736,739
  *Cambium Learning Group, Inc.............................  60,806      55,333
   Canterbury Park Holding Corp............................   9,680      97,284
  *Career Education Corp...................................  61,200     208,080
  *Carmike Cinemas, Inc....................................   3,600      49,032
   Carriage Services, Inc..................................  69,781     741,772
  *Carrols Restaurant Group, Inc...........................  49,251     316,191
  *Carter's, Inc...........................................  12,900     697,374
  *Casual Male Retail Group, Inc........................... 179,873     694,310
   Cato Corp. Class A (The)................................   7,849     222,755
  *Cavco Industries, Inc...................................  33,765   1,632,200
 #*Central European Media Enterprises, Ltd. Class A........   3,634      19,478
  *Charles & Colvard, Ltd..................................  25,087     100,097
 #*Children's Place Retail tores, Inc. (The)...............   3,088     180,432
   Christopher & Banks Corp................................ 135,229     421,914
   Churchill Downs, Inc....................................  58,581   3,827,097
  *Citi Trends, Inc........................................  42,174     517,897
  *Clear Channel Outdoor Holdings, Inc. Class A............  71,549     476,516
  *Coast Distribution System, Inc. (The)...................   1,305       2,571
  *Cobra Electronics Corp..................................  24,371     118,930
   Collectors Universe, Inc................................   7,980      95,760
  #Columbia Sportswear Co..................................     200      11,280
 #*Conn's, Inc............................................. 155,838   3,947,377
   Cooper Tire & Rubber Co.................................   6,800     136,884
   Core-Mark Holding Co., Inc..............................  59,937   2,869,184
 #*Corinthian Colleges, Inc................................ 417,553   1,139,920

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   CSS Industries, Inc.....................................  16,936 $   340,414
   Culp, Inc...............................................  22,277     281,581
  *Cumulus Media, Inc. Class A.............................  53,069     130,550
  *Cybex International, Inc................................  25,088      61,967
  #D.R. Horton, Inc........................................ 375,170   7,863,563
  *dELiA*s, Inc............................................  74,878      98,839
  *Delta Apparel, Inc......................................  32,847     497,304
   Destination Maternity Corp..............................   9,103     172,593
 .*DGSE Cos., Inc..........................................     591       4,391
  *Dial Global, Inc........................................  42,377     103,400
 #*Digital Generation, Inc.................................  76,003     706,828
   Dillard's, Inc. Class A................................. 230,083  17,716,391
 #*DineEquity, Inc.........................................  82,392   5,165,978
  *Dixie Group, Inc. (The).................................  23,903      94,656
  *Dorman Products, Inc....................................   2,734      83,524
   Dover Downs Gaming & Entertainment, Inc.................  38,372      91,325
  *Dover Motorsports, Inc..................................  12,359      18,291
 #*DreamWorks Animation SKG, Inc. Class A.................. 212,633   4,331,334
  *Drew Industries, Inc....................................  57,626   1,825,015
  *E.W. Scripps Co. Class A (The).......................... 229,697   2,437,085
 #*Education Management Corp...............................  34,458     109,576
   Educational Development Corp............................   2,346       9,290
  *Emerson Radio Corp......................................  89,291     151,795
 #*Entercom Communications Corp. Class A...................  42,680     277,847
   Escalade, Inc...........................................   2,143      11,144
  #Ethan Allen Interiors, Inc..............................  43,835   1,289,187
  *Exide Technologies...................................... 171,581     523,322
  *Famous Dave's of America, Inc...........................     393       3,097
  *Federal-Mogul Corp...................................... 163,049   1,229,389
  *Fisher Communications, Inc..............................  40,982   1,034,386
   Flexsteel Industries, Inc...............................  21,493     432,654
   Foot Locker, Inc........................................ 308,824  10,345,604
   Fred's, Inc. Class A.................................... 189,349   2,565,679
   Frisch's Restaurants, Inc...............................  10,437     186,614
  *Fuel Systems Solutions, Inc.............................  92,872   1,511,027
  *Full House Resorts, Inc.................................  74,264     233,932
  *Furniture Brands International, Inc..................... 200,568     304,863
  *Gaiam, Inc. Class A.....................................  49,050     161,374
  #GameStop Corp. Class A.................................. 635,798  14,515,268
   Gaming Partners International Corp......................  17,120     107,000
  #Gannett Co., Inc........................................  62,787   1,061,100
  *Genesco, Inc............................................  64,001   3,667,257
  *G-III Apparel Group, Ltd................................  54,848   2,027,182
  *Gray Television, Inc.................................... 173,287     369,101
  #Group 1 Automotive, Inc................................. 146,690   9,096,247
  *Hallwood Group, Inc. (The)..............................     101         651
   Harte-Hanks, Inc........................................ 228,738   1,274,071
   Haverty Furniture Cos., Inc.............................  91,168   1,368,432
   Haverty Furniture Cos., Inc. Class A....................     844      12,601
  *Heelys, Inc.............................................  97,307     220,887
  *Helen of Troy, Ltd...................................... 160,458   4,849,041
 #*hhgregg, Inc............................................ 122,869     742,129
  *Hollywood Media Corp....................................   6,339       8,431
   Hooker Furniture Corp...................................  54,414     742,207
   Hot Topic, Inc.......................................... 269,063   2,313,942
 #*Iconix Brand Group, Inc................................. 354,283   6,557,778
   International Speedway Corp. Class A.................... 126,293   3,220,472
  *Isle of Capri Casinos, Inc.............................. 144,155     876,462
   JAKKS Pacific, Inc......................................  61,260     790,867
   Jarden Corp............................................. 171,458   8,538,608
  *Johnson Outdoors, Inc. Class A..........................  24,288     473,859

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  #Jones Group, Inc. (The)................................. 425,534 $ 5,025,557
  *Journal Communications, Inc. Class A.................... 314,796   1,766,006
 #*K12, Inc................................................   1,057      21,637
  #KB Home.................................................  59,007     942,932
  *Kid Brands, Inc.........................................  70,816     128,177
  *Kirkland's, Inc.........................................  74,499     714,445
  *Krispy Kreme Doughnuts, Inc............................. 100,986     750,326
 #*K-Swiss, Inc. Class A...................................  97,027     221,222
  *Lakeland Industries, Inc................................  27,527     167,915
  *La-Z-Boy, Inc........................................... 239,295   3,881,365
  *LeapFrog Enterprises, Inc...............................  30,804     272,307
  *Lee Enterprises, Inc.................................... 149,966     221,950
  #Lennar Corp. Class A.................................... 638,026  23,906,834
  #Lennar Corp. Class B Voting.............................  64,000   1,816,320
  *Liberty Media Corp. - Liberty Capital Class A...........   1,200     134,004
   Lifetime Brands, Inc....................................  57,659     640,015
   Lincoln Educational Services Corp.......................  38,993     144,664
   Lithia Motors, Inc. Class A............................. 106,247   3,633,647
  *Live Nation Entertainment, Inc.......................... 924,308   8,457,418
  *Luby's, Inc............................................. 122,662     783,810
  *M/I Homes, Inc..........................................  90,587   2,015,561
   Mac-Gray Corp...........................................  61,347     797,511
  *Madison Square Garden Co. Class A (The)................. 158,485   6,523,243
  *Maidenform Brands, Inc..................................  42,002     785,857
   Marcus Corp............................................. 106,855   1,164,720
  *MarineMax, Inc.......................................... 122,753   1,010,257
  *Marriott Vacations Worldwide Corp.......................  10,715     421,528
 #*Martha Stewart Living Omnimedia Class A.................  42,931     124,071
   Matthews International Corp. Class A....................  15,661     450,567
 #*McClatchy Co. Class A (The)............................. 171,522     488,838
   MDC Holdings, Inc....................................... 184,395   7,051,265
 #*Media General, Inc. Class A.............................  21,681      91,060
   Men's Wearhouse, Inc. (The)............................. 248,289   8,141,396
  #Meredith Corp...........................................  63,945   2,140,239
  *Meritage Homes Corp..................................... 153,782   5,686,858
  *Modine Manufacturing Co................................. 179,876   1,223,157
  *Mohawk Industries, Inc.................................. 298,339  24,902,356
  *Monarch Casino & Resort, Inc............................  31,421     286,560
 #*Motorcar Parts of America, Inc..........................  42,052     197,644
   Movado Group, Inc.......................................  87,836   2,783,523
  *MTR Gaming Group, Inc...................................  43,655     152,356
  *Multimedia Games Holding Co., Inc.......................  91,954   1,462,069
   NACCO Industries, Inc. Class A..........................  32,985   1,670,360
  *Nathan's Famous, Inc....................................   6,583     182,415
  *Nautilus, Inc...........................................  76,785     215,766
  *Navarre Corp............................................   3,267       5,521
  *New Frontier Media, Inc.................................  71,919     145,276
  *New York & Co., Inc..................................... 225,973     761,529
  *New York Times Co. Class A (The)........................ 149,017   1,218,959
  *Nobility Homes, Inc.....................................     946       5,108
  *Office Depot, Inc....................................... 716,482   1,776,875
   OfficeMax, Inc.......................................... 518,999   3,814,643
  *Orbitz Worldwide, Inc...................................  64,745     159,920
  *Orient-Express Hotels, Ltd. Class A..................... 477,974   5,606,635
   Outdoor Channel Holdings, Inc........................... 105,423     765,371
  *P & F Industries, Inc. Class A..........................   1,458       8,602
  *Pacific Sunwear of California, Inc...................... 111,913     190,252
  #Penske Automotive Group, Inc............................ 269,721   8,253,463
   Pep Boys - Manny, Moe & Jack (The)...................... 259,101   2,588,419
  *Perfumania Holdings, Inc................................  13,797      78,505
  *Perry Ellis International, Inc..........................  82,106   1,694,668

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  *Pinnacle Entertainment, Inc............................. 150,351 $ 1,918,479
  *PulteGroup, Inc......................................... 258,870   4,488,806
  *Quiksilver, Inc......................................... 722,532   2,312,102
   R.G. Barry Corp.........................................  29,314     446,745
 #*Radio One, Inc. Class D.................................  27,261      23,172
  #RadioShack Corp......................................... 152,177     340,876
 #*Reading International, Inc. Class A.....................   8,787      53,161
  *Red Lion Hotels Corp....................................  89,825     591,947
  *Red Robin Gourmet Burgers, Inc..........................  88,549   2,957,537
  #Regis Corp.............................................. 295,672   4,925,896
   Rent-A-Center, Inc...................................... 277,988   9,265,340
  *Rick's Cabaret International, Inc.......................  47,095     386,650
  *Rocky Brands, Inc.......................................  34,614     415,714
  *Ruby Tuesday, Inc....................................... 304,700   2,199,934
  *Ruth's Hospitality Group, Inc...........................  56,546     376,031
  #Ryland Group, Inc. (The)................................ 166,434   5,637,120
 #*Ryman Hospitality Properties............................ 200,672   7,828,215
  *Saga Communications, Inc. Class A.......................  12,163     515,954
 #*Saks, Inc............................................... 755,984   7,771,516
   Salem Communications Corp. Class A......................  22,946     136,758
  #Scholastic Corp......................................... 150,930   4,979,181
  *School Specialty, Inc...................................  70,070     129,630
  *Scientific Games Corp. Class A.......................... 125,838   1,035,647
  #Service Corp. International............................. 463,739   6,510,896
   Shiloh Industries, Inc..................................  34,685     394,715
   Shoe Carnival, Inc...................................... 102,675   2,400,542
 #*Shutterfly, Inc.........................................   4,700     142,222
  #Six Flags Entertainment Corp............................     381      21,759
  *Skechers U.S.A., Inc. Class A........................... 222,532   3,694,031
  *Skyline Corp............................................  27,646     127,172
  *Smith & Wesson Holding Corp.............................  14,739     141,494
  #Sonic Automotive, Inc. Class A.......................... 206,790   4,011,726
  *Spanish Broadcasting System, Inc. Class A...............  16,642      58,247
   Spartan Motors, Inc..................................... 159,846     751,276
  #Speedway Motorsports, Inc............................... 190,470   3,104,661
  *Sport Chalet, Inc. Class A..............................   8,807      12,858
  *Sport Chalet, Inc. Class B..............................   2,311       3,859
   Stage Stores, Inc....................................... 180,381   4,419,334
   Standard Motor Products, Inc............................ 151,062   2,836,944
 #*Standard Pacific Corp...................................  37,670     259,923
  *Stanley Furniture Co., Inc..............................  49,285     229,175
  *Stein Mart, Inc......................................... 186,405   1,465,143
  *Steiner Leisure, Ltd....................................   2,170      95,306
  *Steinway Musical Instruments, Inc.......................  58,857   1,420,808
   Stewart Enterprises, Inc. Class A....................... 371,064   2,883,167
  *Stoneridge, Inc.........................................  38,977     193,716
   Strattec Security Corp..................................   4,900     111,328
   Superior Industries International, Inc.................. 153,618   2,625,332
   Superior Uniform Group, Inc.............................   5,139      60,280
  *Systemax, Inc...........................................  63,565     695,401
   Tandy Leather Factory, Inc..............................  40,081     212,429
  #Thor Industries, Inc....................................   5,745     218,482
  *Toll Brothers, Inc...................................... 358,683  11,840,126
  *Trans World Entertainment Corp..........................   4,644      15,790
  *Trinity Place Holdings, Inc.............................  39,541     158,164
  *Tuesday Morning Corp.................................... 200,589   1,197,516
  *Unifi, Inc..............................................  96,247   1,350,345
  *Universal Electronics, Inc..............................  27,178     466,374
  #Vail Resorts, Inc....................................... 110,071   6,249,831
 #*Valassis Communications, Inc............................  40,393   1,051,026
   Value Line, Inc.........................................     845       8,416

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
  *Valuevision Media, Inc. Class A......................    40,139 $     90,313
  *VOXX International Corp..............................   100,744      626,628
  #Washington Post Co. Class B (The)....................    28,060    9,358,291
  *Wells-Gardner Electronics Corp.......................    22,378       46,322
   Wendy's Co. (The).................................... 1,902,714    8,124,589
  *West Marine, Inc.....................................   115,748    1,196,834
  *Wet Seal, Inc. Class A (The).........................   471,821    1,349,408
   Weyco Group, Inc.....................................    12,881      302,446
   Whirlpool Corp.......................................     4,100      400,488
 #*WMS Industries, Inc..................................   197,735    3,248,786
  *Zale Corp............................................   171,588    1,232,002
                                                                   ------------
Total Consumer Discretionary............................            497,103,187
                                                                   ------------
Consumer Staples -- (4.1%)
   Alico, Inc...........................................     9,458      296,887
  *Alliance One International, Inc......................   447,272    1,359,707
   Andersons, Inc. (The)................................    91,069    3,577,190
   B&G Foods, Inc.......................................   119,553    3,618,869
  #Cal-Maine Foods, Inc.................................    16,985      732,563
   CCA Industries, Inc..................................    24,286      105,644
 #*Central European Distribution Corp...................   195,685      504,867
  *Central Garden & Pet Co..............................    79,373      879,453
  *Central Garden & Pet Co. Class A.....................   192,018    2,164,043
  *Chiquita Brands International, Inc...................   156,544    1,128,682
   Coca-Cola Bottling Co. Consolidated..................     9,587      659,010
  *Constellation Brands, Inc. Class A...................   373,609   13,203,342
  *Constellation Brands, Inc. Class B...................       200        7,094
  *Craft Brew Alliance, Inc.............................    54,413      412,451
  *Dean Foods Co........................................   118,444    1,994,597
 #*Dole Food Co., Inc...................................   440,980    5,551,938
 #*Elizabeth Arden, Inc.................................    78,891    3,722,077
  *Farmer Bros. Co......................................    57,936      563,717
   Fresh Del Monte Produce, Inc.........................   288,198    7,253,944
   Golden Enterprises, Inc..............................    17,103       58,834
   Griffin Land & Nurseries, Inc........................    12,781      331,667
  *Hain Celestial Group, Inc. (The).....................   217,855   12,592,019
  #Hillshire Brands Co..................................   123,028    3,199,958
   Ingles Markets, Inc. Class A.........................    61,457      995,603
   Inter Parfums, Inc...................................    84,991    1,551,936
  *John B. Sanfilippo & Son, Inc........................    38,015      639,412
  *Mannatech, Inc.......................................     2,230       10,838
   MGP Ingredients, Inc.................................    55,785      196,921
   Nash Finch Co........................................    71,489    1,374,733
  *Natural Alternatives International, Inc..............    12,132       75,825
  *Nutraceutical International Corp.....................    56,298      892,886
   Oil-Dri Corp. of America.............................    19,856      444,774
  *Omega Protein Corp...................................   104,830      682,443
  #Orchids Paper Products Co............................    20,454      392,512
  *Overhill Farms, Inc..................................     2,806       12,627
  *Pantry, Inc. (The)...................................   113,050    1,499,608
  *Physicians Formula Holdings, Inc.....................    65,127      318,471
  *Pilgrim's Pride Corp.................................   199,848    1,125,144
  *Post Holdings, Inc...................................   155,011    4,890,597
  *Prestige Brands Holdings, Inc........................   289,720    5,038,231
  *Ralcorp Holdings, Inc................................   153,458   11,078,133
   Reliv' International, Inc............................       600          774
  #Sanderson Farms, Inc.................................    83,179    3,767,177
  *Schiff Nutrition International, Inc..................     1,336       45,210
  *Seneca Foods Corp. Class A...........................    30,566      873,729
  *Seneca Foods Corp. Class B...........................       189        5,386
  *Smart Balance, Inc...................................   293,979    3,498,350

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Staples -- (Continued)
 #*Smithfield Foods, Inc.................................. 767,800 $ 15,716,866
  #Snyders-Lance, Inc.....................................  32,020      811,387
   Spartan Stores, Inc.................................... 108,525    1,558,419
  *Spectrum Brands Holdings, Inc.......................... 123,198    5,604,277
  #SUPERVALU, Inc......................................... 276,067      858,568
  *Susser Holdings Corp................................... 110,064    3,955,700
  #Tootsie Roll Industries, Inc...........................  24,024      640,240
  #Universal Corp......................................... 123,817    6,136,371
   Village Super Market, Inc. Class A.....................  20,181      740,037
   Weis Markets, Inc......................................  76,383    3,143,924
                                                                   ------------
Total Consumer Staples....................................          142,495,662
                                                                   ------------
Energy -- (7.2%)
   Adams Resources & Energy, Inc..........................  16,509      502,204
   Alon USA Energy, Inc................................... 218,210    2,865,097
 #*Approach Resources, Inc................................  87,580    2,157,095
  *Barnwell Industries, Inc...............................  21,188       70,768
 #*Basic Energy Services, Inc............................. 141,571    1,470,923
 #*Bill Barrett Corp...................................... 201,177    4,608,965
   Bolt Technology Corp...................................  41,081      591,566
  *BPZ Resources, Inc..................................... 347,629    1,001,172
   Bristow Group, Inc..................................... 171,519    8,562,228
 #*C&J Energy Services, Inc...............................  36,011      697,893
  *Cal Dive International, Inc............................ 117,957      148,626
  *Callon Petroleum Co....................................  75,590      432,375
  *Carrizo Oil & Gas, Inc.................................  43,714    1,172,409
  *Clayton Williams Energy, Inc...........................  10,007      423,796
  *Cloud Peak Energy, Inc................................. 161,091    3,399,020
  *Comstock Resources, Inc................................ 266,666    4,565,322
  *Contango Oil & Gas Co..................................  19,513      959,259
  *Crimson Exploration, Inc............................... 177,141      641,250
   Crosstex Energy, Inc................................... 185,772    2,541,361
  *Dawson Geophysical Co..................................  46,821    1,118,554
   Delek US Holdings, Inc................................. 181,120    4,663,840
  *Double Eagle Petroleum Co..............................  51,492      257,975
 #*Endeavour International Corp........................... 165,797    1,203,686
  *ENGlobal Corp..........................................  50,044       20,528
 #*EPL Oil & Gas, Inc..................................... 182,397    3,947,071
  #EXCO Resources, Inc.................................... 282,312    2,286,727
  *Exterran Holdings, Inc................................. 329,669    6,586,787
  *Forbes Energy Services, Ltd............................   2,714        7,762
  *Forest Oil Corp........................................ 393,428    2,982,184
  *Gastar Exploration, Ltd................................   5,315        5,953
  *Global Geophysical Services, Inc....................... 141,148      652,104
 #*Green Plains Renewable Energy, Inc..................... 156,342    1,208,524
   Gulf Island Fabrication, Inc...........................  73,174    1,736,419
  *Gulfmark Offshore, Inc. Class A........................ 124,929    4,037,705
 #*Halcon Resources Corp..................................  88,328      571,482
 #*Harvest Natural Resources, Inc......................... 194,361    1,696,772
 #*Heckmann Corp.......................................... 141,866      496,531
  *Helix Energy Solutions Group, Inc...................... 550,015    9,509,759
  *Hercules Offshore, Inc................................. 749,009    3,565,283
 .*HKN, Inc...............................................  51,807      102,060
   HollyFrontier Corp.....................................     599       23,139
  *Hornbeck Offshore Services, Inc........................ 186,154    6,448,375
 #*Lucas Energy, Inc......................................   2,836        4,821
 #*Magnum Hunter Resources Corp........................... 397,217    1,517,369
  *Matrix Service Co...................................... 107,715    1,129,930
 #*Mexco Energy Corp......................................   6,763       39,902
 #*Miller Energy Resources, Inc...........................  29,624      133,900
  *Mitcham Industries, Inc................................  57,917      784,775

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Energy -- (Continued)
  *Nabors Industries, Ltd...............................    19,957 $    269,220
  *Natural Gas Services Group, Inc......................    61,345      972,932
  *Newfield Exploration Co..............................   203,865    5,528,819
 #*Newpark Resources, Inc...............................   480,197    3,260,538
  #Nordic American Tankers, Ltd.........................    17,919      150,520
  #Overseas Shipholding Group, Inc......................   142,039      159,084
  *Parker Drilling Co...................................   597,206    2,585,902
  #Patterson-UTI Energy, Inc............................   476,553    7,710,628
  *PDC Energy, Inc......................................   109,614    3,318,016
   Penn Virginia Corp...................................   240,721    1,088,059
 #*PetroQuest Energy, Inc...............................   159,950      975,695
  *PHI, Inc. Non-Voting.................................    64,150    2,007,254
  *PHI, Inc. Voting.....................................       175        5,241
  *Pioneer Energy Services Corp.........................   336,370    2,220,042
  *Plains Exploration & Production Co...................   250,186    8,921,633
  *Pyramid Oil Co.......................................       100          413
 #*Quicksilver Resources, Inc...........................    10,000       38,700
 #*Rex Energy Corp......................................   242,276    3,207,734
  *Rowan Cos. P.L.C. Class A............................   630,839   20,003,905
  *SEACOR Holdings, Inc.................................   101,346    8,889,058
  *SemGroup Corp. Class A...............................    35,317    1,364,649
  #Ship Finance International, Ltd......................   119,928    1,844,493
  *Steel Excel, Inc.....................................    42,674    1,045,513
  *Stone Energy Corp....................................   127,805    3,014,920
  *Superior Energy Services, Inc........................    91,200    1,854,096
  *Swift Energy Co......................................   215,676    3,603,946
  *Synergy Resources Corp...............................     7,538       32,036
   Teekay Corp..........................................   135,617    4,151,236
  *Tesco Corp...........................................    31,694      279,224
   Tesoro Corp..........................................   728,585   27,474,940
  *TETRA Technologies, Inc..............................   369,630    1,977,520
  *TGC Industries, Inc..................................    33,667      247,789
   Tidewater, Inc.......................................   256,438   12,183,369
 #*Triangle Petroleum Corp..............................   222,303    1,420,516
  *Union Drilling, Inc..................................    84,472      548,223
  *Unit Corp............................................   208,810    8,425,484
  *VAALCO Energy, Inc...................................   252,687    2,064,453
 #*Verenium Corp........................................       457        1,124
  *Warren Resources, Inc................................   167,683      477,897
  #Western Refining, Inc................................   423,850   10,541,150
  *Willbros Group, Inc..................................   253,568    1,295,732
                                                                   ------------
Total Energy............................................            248,712,949
                                                                   ------------
Financials -- (22.7%)
  *1st Constitution Bancorp.............................       442        3,960
   1st Source Corp......................................    90,935    2,019,666
  *1st United Bancorp, Inc..............................    26,627      160,028
   Access National Corp.................................    12,665      167,051
  *Alexander & Baldwin, Inc.............................   193,322    5,592,805
  *Allegheny Corp.......................................     9,174    3,188,882
   Alliance Bancorp, Inc. of Pennsylvania...............       770        9,552
   Alliance Financial Corp..............................    14,209      643,384
   Allied World Assurance Co. Holdings AG...............   192,146   15,429,324
   Alterra Capital Holdings, Ltd........................   443,922   10,845,014
  *American Capital, Ltd................................ 1,347,022   15,881,389
   American Equity Investment Life Holding Co...........   325,267    3,743,823
  #American Financial Group, Inc........................   465,600   18,065,280
  *American Independence Corp...........................       300        1,494
   American National Bankshares, Inc....................    18,542      389,197
   American National Insurance Co.......................    44,234    3,231,736
  *American River Bankshares............................     1,626       12,000

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
  *American Safety Insurance Holdings, Ltd.................  50,238 $   847,013
  *Ameris Bancorp..........................................  93,067     993,025
  *AMERISAFE, Inc..........................................  99,481   2,611,376
  *AmeriServ Financial, Inc................................  36,909     108,143
   Argo Group International Holdings, Ltd.................. 146,152   5,027,629
  #Arrow Financial Corp....................................     300       7,320
   Aspen Insurance Holdings, Ltd........................... 342,379  11,075,961
   Associated Banc-Corp.................................... 578,265   7,453,836
  #Assurant, Inc........................................... 429,284  16,231,228
   Assured Guaranty, Ltd................................... 628,509   8,729,990
  #Astoria Financial Corp.................................. 422,315   4,235,819
  *Atlantic Coast Financial Corp...........................   4,033       8,086
   Auburn National Bancorporation, Inc.....................     692      15,937
  *AV Homes, Inc...........................................  44,274     650,828
   Axis Capital Holdings, Ltd.............................. 593,046  21,480,126
   Baldwin & Lyons, Inc. Class A...........................     253       5,996
   Baldwin & Lyons, Inc. Class B...........................  12,982     316,112
  #Bancfirst Corp..........................................  23,944   1,052,578
  *Bancorp, Inc. (The)..................................... 130,694   1,485,991
   BancorpSouth, Inc....................................... 162,857   2,304,427
  *BancTrust Financial Group, Inc..........................  62,398     177,210
   Bank Mutual Corp........................................ 151,223     682,016
   Bank of Commerce Holdings...............................   5,200      23,816
   Bank of Kentucky Financial Corp.........................   2,333      58,652
   BankFinancial Corp...................................... 106,520     855,356
   Banner Corp.............................................  90,915   2,635,626
   Bar Harbor Bankshares...................................   7,885     279,602
  *BBCN Bancorp, Inc....................................... 192,419   2,295,559
  #BCB Bancorp, Inc........................................   4,921      49,554
  *BCSB Bancorp, Inc.......................................     238       3,322
  *Beneficial Mutual Bancorp, Inc..........................  22,268     211,101
   Berkshire Hills Bancorp, Inc............................ 104,140   2,445,198
  *BofI Holding, Inc.......................................  54,028   1,519,267
   Boston Private Financial Holdings, Inc.................. 387,727   3,574,843
   Bridge Bancorp, Inc.....................................     469       9,380
  *Bridge Capital Holdings.................................   1,105      16,520
   Brookline Bancorp, Inc.................................. 256,330   2,173,678
   Bryn Mawr Bank Corp.....................................  12,317     278,857
   C&F Financial Corp......................................     905      35,521
   Calamos Asset Management, Inc. Class A..................  62,487     674,860
   California First National Bancorp.......................   3,333      60,894
  *Camco Financial Corp....................................     411         760
   Camden National Corp....................................   8,758     305,654
  *Cape Bancorp, Inc.......................................   3,253      28,822
  *Capital Bank Financial Corp. Class A....................   1,261      22,105
 #*Capital City Bank Group, Inc............................  68,597     696,260
  #Capital Southwest Corp..................................  17,318   1,866,015
   CapitalSource, Inc...................................... 631,150   4,992,397
   Cardinal Financial Corp................................. 144,152   2,302,107
  #Cash America International, Inc.........................  72,526   2,835,041
   Cathay General Bancorp.................................. 378,818   6,701,290
   Center Bancorp, Inc.....................................  50,003     569,534
   Centerstate Banks, Inc..................................  86,715     751,819
   Central Bancorp, Inc....................................     558      17,426
  *Central Pacific Financial Corp..........................  13,570     195,001
   Century Bancorp, Inc. Class A...........................   3,747     122,564
   CFS Bancorp, Inc........................................   3,357      19,303
   Chemical Financial Corp.................................  79,068   1,859,679
  *Chicopee Bancorp, Inc...................................   1,885      28,256
   Cincinnati Financial Corp...............................  76,795   3,059,513
  *Citizens Community Bancorp, Inc.........................   6,617      36,791

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
   Citizens Holding Co...................................     1,103 $    20,648
 #*Citizens, Inc.........................................    78,129     796,135
  #City Holding Co.......................................    14,420     506,430
   Clifton Savings Bancorp, Inc..........................     2,471      27,329
   CNB Financial Corp....................................     5,212      89,542
   CNO Financial Group, Inc.............................. 1,174,038  11,247,284
   CoBiz Financial, Inc..................................   151,412   1,079,568
  #Codorus Valley Bancorp, Inc...........................       290       4,434
 #*Colonial Financial Services, Inc......................       522       6,943
   Columbia Banking System, Inc..........................   139,753   2,475,026
   Commercial National Financial Corp....................     1,547      32,564
  #Community Bank System, Inc............................   126,388   3,487,045
   Community Trust Bancorp, Inc..........................    65,323   2,215,756
  *Community West Bancshares.............................       367       1,017
  *CompuCredit Holdings Corp.............................    66,219     253,619
   Consolidated-Tokoma Land Co...........................    11,395     373,984
  *Cowen Group, Inc. Class A.............................   283,624     720,405
  #CVB Financial Corp....................................    21,309     230,563
   Dime Community Bancshares, Inc........................   160,165   2,322,392
   Donegal Group, Inc. Class A...........................    78,909   1,022,661
   Donegal Group, Inc. Class B...........................        59       1,063
  *E*Trade Financial Corp................................   436,979   3,653,144
   Eastern Insurance Holdings, Inc.......................    45,624     767,396
   EMC Insurance Group, Inc..............................    54,619   1,222,373
   Employers Holdings, Inc...............................   112,256   2,048,672
   Endurance Specialty Holdings, Ltd.....................   223,275   9,053,801
  *Enstar Group, Ltd.....................................     9,204     920,400
  #Enterprise Bancorp, Inc...............................     7,236     123,519
   Enterprise Financial Services Corp....................    47,582     666,148
   ESB Financial Corp....................................    41,756     563,288
   ESSA Bancorp, Inc.....................................    79,429     800,644
   Evans Bancorp, Inc....................................       163       2,632
   Everest Re Group, Ltd.................................   155,023  17,215,304
  *Farmers Capital Bank Corp.............................     1,687      20,143
   FBL Financial Group, Inc. Class A.....................   135,390   4,620,861
   Federal Agricultural Mortgage Corp. Class C...........    60,517   1,704,764
  *Federated National Holding Co.........................    28,190     176,188
   Fidelity Southern Corp................................    18,657     182,649
   Financial Institutions, Inc...........................    29,692     565,336
  *First Acceptance Corp.................................    82,671     100,032
   First Advantage Bancorp...............................       539       7,023
   First American Financial Corp.........................   388,188   8,831,277
   First Bancorp.........................................    62,214     650,136
 #*First BanCorp.........................................     5,660      23,998
   First Bancorp, Inc....................................    20,843     343,493
  #First Bancshares, Inc. (The)..........................       137       1,438
   First Busey Corp......................................   235,188   1,110,087
   First Business Financial Services, Inc................       614      15,129
  *First California Financial Group, Inc.................    25,119     169,553
   First Citizens BancShares, Inc. Class A...............     9,439   1,592,831
   First Commonwealth Financial Corp.....................   491,400   3,218,670
   First Community Bancshares, Inc.......................    47,280     708,254
   First Connecticut Bancorp, Inc........................       334       4,572
   First Defiance Financial Corp.........................    44,537     788,305
 #*First Federal Bancshares of Arkansas, Inc.............     4,332      43,537
   First Financial Bancorp...............................    88,889   1,395,557
   First Financial Corp..................................    46,875   1,433,906
   First Financial Holdings, Inc.........................    63,563     896,238
  *First Financial Northwest, Inc........................    97,328     768,891
   First Interstate BancSystem, Inc......................    34,095     512,448
   First M&F Corp........................................     2,708      22,883

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *First Marblehead Corp. (The)............................. 260,351 $  244,730
   First Merchants Corp..................................... 138,400  2,035,864
   First Midwest Bancorp, Inc............................... 314,351  3,888,522
  #First Niagara Financial Group, Inc....................... 638,207  5,284,354
   First Pactrust Bancorp, Inc..............................  20,379    239,657
  *First South Bancorp, Inc.................................   6,484     35,014
 #*First United Corp........................................     517      3,567
   First West Virginia Bancorp..............................      61      1,016
   Firstbank Corp...........................................     301      3,341
  *FirstCity Financial Corp.................................  34,485    278,984
  #FirstMerit Corp.......................................... 121,609  1,685,501
   Flagstone Reinsurance Holdings SA........................ 319,880  2,827,739
   Flushing Financial Corp.................................. 146,803  2,282,787
  #FNB Corp................................................. 478,255  5,131,676
  *Forestar Group, Inc......................................  52,403    838,972
  *Fortegra Financial Corp..................................     281      2,495
   Fox Chase Bancorp, Inc...................................  23,564    366,656
  *Franklin Financial Corp..................................   4,203     72,418
  *Gain Capital Holdings, Inc...............................     200        920
  *Genworth Financial, Inc. Class A......................... 339,619  2,024,129
  #German American Bancorp, Inc.............................  29,936    675,057
   GFI Group, Inc........................................... 179,728    567,940
   Glacier Bancorp, Inc.....................................  80,996  1,174,442
  *Global Indemnity P.L.C...................................  81,077  1,798,288
   Great Southern Bancorp, Inc..............................  50,989  1,446,558
  *Greenlight Capital Re, Ltd. Class A......................  47,979  1,225,863
  *Guaranty Bancorp......................................... 124,096    227,096
  *Guaranty Federal Bancshares, Inc.........................     348      2,471
  *Hallmark Financial Services, Inc......................... 100,040    763,305
   Hampden Bancorp, Inc.....................................  20,730    268,454
  *Hanmi Financial Corp.....................................  85,887  1,065,858
   Hanover Insurance Group, Inc. (The)...................... 198,159  7,155,521
  #Harleysville Savings Financial Corp......................   1,060     18,009
  *Harris & Harris Group, Inc............................... 144,700    496,321
   Hawthorn Bancshares, Inc.................................     515      4,506
   Heartland Financial USA, Inc.............................  42,212  1,211,484
  *Heritage Commerce Corp...................................  69,435    457,577
   Heritage Financial Corp..................................  23,184    320,635
   Heritage Financial Group, Inc............................     194      2,596
   HF Financial Corp........................................   3,085     39,426
  *Hilltop Holdings, Inc.................................... 265,912  3,613,744
   Hingham Institution for Savings..........................   1,213     82,423
  *HMN Financial, Inc.......................................     800      2,672
  *Home Bancorp, Inc........................................   5,782    109,338
   Home BancShares, Inc.....................................  31,693  1,097,846
   Home Federal Bancorp, Inc................................  86,137    983,685
  #Homeowners Choice, Inc...................................  36,506    810,433
   HopFed Bancorp, Inc......................................   6,953     54,581
   Horace Mann Educators Corp............................... 197,489  3,793,764
   Horizon Bancorp..........................................   4,618    133,922
  #Hudson City Bancorp, Inc................................. 266,642  2,262,457
   Hudson Valley Holding Corp...............................  10,867    175,067
  #IBERIABANK Corp..........................................  62,292  3,101,519
  *ICG Group, Inc........................................... 115,902  1,214,653
  *Imperial Holdings, Inc...................................   1,082      3,809
   Independence Holding Co..................................  55,689    486,722
  #Independent Bank Corp. (453836108).......................  99,128  2,925,267
 #*Independent Bank Corp. (453838609).......................  24,000     82,560
   Infinity Property & Casualty Corp........................  12,200    696,742
   Interactive Brokers Group, Inc. Class A.................. 103,464  1,474,362
   International Bancshares Corp............................ 233,791  4,243,307

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
  *Intervest Bancshares Corp. Class A......................  17,708 $    73,488
  *INTL. FCStone, Inc......................................   4,423      81,958
  *Investment Technology Group, Inc........................ 154,059   1,300,258
   Investors Title Co......................................   2,340     153,504
   Janus Capital Group, Inc................................ 660,591   5,615,024
   Jefferies Group, Inc....................................  67,667     963,578
   JMP Group, Inc..........................................  55,716     308,667
   Kaiser Federal Financial Group, Inc.....................  18,379     283,588
  #KBW, Inc................................................  37,874     615,452
   Kearny Financial Corp...................................   1,371      12,956
   Kemper Corp............................................. 278,041   8,619,271
   Kentucky First Federal Bancorp..........................   2,420      19,844
 #*Knight Capital Group, Inc. Class A...................... 445,696   1,172,180
   Lake Shore Bancorp, Inc.................................     306       3,207
   Lakeland Bancorp, Inc................................... 122,426   1,215,690
   Lakeland Financial Corp.................................  46,839   1,250,133
   Landmark Bancorp, Inc...................................     425       8,712
  #Legg Mason, Inc......................................... 686,279  17,486,389
   LNB Bancorp, Inc........................................  31,120     185,786
  *Louisiana Bancorp, Inc..................................  13,988     228,984
 #*Macatawa Bank Corp...................................... 137,897     426,102
   Maiden Holdings, Ltd.................................... 195,809   1,654,586
   MainSource Financial Group, Inc.........................  87,279   1,092,733
   Marlin Business Services Corp...........................  58,368   1,318,533
  *Maui Land & Pineapple Co., Inc..........................     817       1,797
   MB Financial, Inc....................................... 256,430   5,195,272
 #*MBIA, Inc............................................... 450,275   4,457,722
 #*MBT Financial Corp......................................  39,294     113,167
   MCG Capital Corp........................................ 453,143   2,111,646
   Meadowbrook Insurance Group, Inc........................ 217,301   1,221,232
   Medallion Financial Corp................................ 101,479   1,269,502
 #*Mercantile Bank Corp....................................  36,724     607,048
   Merchants Bancshares, Inc...............................  16,018     469,007
  *Meridian Interstate Bancorp, Inc........................  24,317     410,714
   Meta Financial Group, Inc...............................   1,149      27,300
  *Metro Bancorp, Inc......................................  66,562     863,975
  *MetroCorp Bancshares, Inc...............................  13,453     136,413
  *MGIC Investment Corp.................................... 848,943   1,460,182
   MicroFinancial, Inc.....................................  41,697     328,572
   Mid Penn Bancorp, Inc...................................     106       1,081
  #MidSouth Bancorp, Inc...................................  19,374     300,297
   MidWestOne Financial Group, Inc.........................     140       2,828
   Montpelier Re Holdings, Ltd............................. 317,012   7,250,064
   MutualFirst Financial, Inc..............................   3,283      39,921
   NASDAQ OMX Group, Inc. (The)............................ 858,799  20,448,004
  *National Financial Partners Corp........................ 186,763   3,427,101
   National Interstate Corp................................  13,949     361,977
   National Penn Bancshares, Inc........................... 544,650   4,863,724
   National Security Group, Inc............................   1,423      11,911
   National Western Life Insurance Co. Class A.............   1,022     143,458
   Naugatuck Valley Financial Corp.........................     385       2,861
  *Navigators Group, Inc. (The)............................  65,790   3,492,133
   NBT Bancorp, Inc........................................  37,691     801,688
   Nelnet, Inc. Class A.................................... 155,416   3,793,705
  *New Century Bancorp, Inc................................     700       3,745
   New England Bancshares, Inc.............................   5,303      76,522
   New Hampshire Thrift Bancshares, Inc....................   1,468      19,348
  *NewBridge Bancorp.......................................  33,630     144,945
  *NewStar Financial, Inc.................................. 256,825   3,210,312
   Nicholas Financial, Inc.................................   4,889      63,606
  *North Valley Bancorp....................................   6,514      90,675

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
   Northeast Community Bancorp, Inc......................     9,196 $    49,842
  #Northfield Bancorp, Inc...............................    23,720     385,213
   Northrim Bancorp, Inc.................................    10,588     238,548
   Northwest Bancshares, Inc.............................   337,285   4,013,692
   Norwood Financial Corp................................       336      10,668
   Ocean Shore Holding Co................................        92       1,223
   OceanFirst Financial Corp.............................    58,201     811,322
  *Ocwen Financial Corp..................................   237,150   9,146,876
   Ohio Valley Banc Corp.................................     1,834      34,617
   Old National Bancorp..................................   372,258   4,567,606
   Old Republic International Corp....................... 1,125,422  11,119,169
  *Old Second Bancorp, Inc...............................    32,787      45,902
  *OmniAmerican Bancorp, Inc.............................    46,577   1,066,148
   OneBeacon Insurance Group, Ltd. Class A...............   109,706   1,481,031
   Oppenheimer Holdings, Inc. Class A....................    10,896     177,387
   Oriental Financial Group, Inc.........................   194,608   2,292,482
   Oritani Financial Corp................................    47,329     723,187
  *Pacific Capital Bancorp...............................     6,730     308,974
   Pacific Continental Corp..............................    32,577     302,640
  *Pacific Mercantile Bancorp............................    40,919     293,389
  *Pacific Premier Bancorp, Inc..........................     6,216      69,744
   PacWest Bancorp.......................................    53,122   1,195,245
  #Park National Corp....................................    10,252     682,271
  *Park Sterling Corp....................................    39,273     196,365
   PartnerRe, Ltd........................................   301,355  24,409,755
  #Peapack-Gladstone Financial Corp......................    22,765     352,630
   Peoples Bancorp of North Carolina.....................       410       4,100
  #Peoples Bancorp, Inc..................................    49,925   1,063,402
   People's United Financial, Inc........................ 1,422,378  17,111,207
 #*PHH Corp..............................................   293,479   6,107,298
  *Phoenix Cos, Inc. (The)...............................    18,362     553,431
  *PICO Holdings, Inc....................................    83,085   1,839,502
  *Pinnacle Financial Partners, Inc......................   158,447   3,097,639
  *Piper Jaffray Cos., Inc...............................    64,808   1,740,095
   Platinum Underwriters Holdings, Ltd...................   172,325   7,651,230
 #*Popular, Inc..........................................    33,743     652,252
 #*Preferred Bank........................................    14,290     203,061
   Premier Financial Bancorp, Inc........................       571       5,464
   Presidential Life Corp................................   126,782   1,772,412
   Primerica, Inc........................................    18,782     530,779
  *Princeton National Bancorp, Inc.......................       200          28
  #PrivateBancorp, Inc...................................   245,003   3,959,248
   ProAssurance Corp.....................................    33,501   2,994,989
  #Protective Life Corp..................................   383,246  10,462,616
   Provident Financial Holdings, Inc.....................    24,991     369,117
   Provident Financial Services, Inc.....................   305,270   4,579,050
   Provident New York Bancorp............................   170,497   1,556,638
  *Prudential Bancorp, Inc. of Pennsylvania..............     1,952      12,883
  *PSB Holdings, Inc.....................................       599       2,782
  #Pulaski Financial Corp................................    28,592     244,748
   QC Holdings, Inc......................................    80,189     271,039
   QCR Holdings, Inc.....................................       246       3,555
  #Radian Group, Inc.....................................   668,127   3,133,516
   Reinsurance Group of America, Inc.....................   356,518  18,866,933
   Renasant Corp.........................................   114,056   2,099,771
   Republic Bancorp, Inc. Class A........................    21,078     455,706
   Resource America, Inc. Class A........................    83,429     563,980
  *Riverview Bancorp, Inc................................    31,681      52,274
   RLI Corp..............................................    12,422     846,932
   Rockville Financial, Inc..............................    58,940     783,313
   Roma Financial Corp...................................     2,505      22,069

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  #S&T Bancorp, Inc......................................... 133,876 $2,352,201
  *Safeguard Scientifics, Inc............................... 101,615  1,610,598
   Safety Insurance Group, Inc..............................  64,825  3,004,639
   Salisbury Bancorp, Inc...................................     291      7,441
   Sandy Spring Bancorp, Inc................................ 104,134  1,991,042
   SCBT Financial Corp......................................  54,090  2,146,291
   SeaBright Holdings, Inc.................................. 101,970  1,118,611
   Selective Insurance Group, Inc........................... 262,800  4,859,172
   Shore Bancshares, Inc....................................   2,613     14,763
   SI Financial Group, Inc..................................   7,388     81,268
   Sierra Bancorp...........................................  27,791    312,649
   Simmons First National Corp. Class A.....................  54,970  1,368,203
   Somerset Hills Bancorp...................................   5,111     43,290
  *Southern Connecticut Bancorp, Inc........................     500        545
  *Southern First Bancshares, Inc...........................   2,079     20,582
   Southern Missouri Bancorp, Inc...........................      53      1,285
   Southern National Bancorp of Virginia, Inc...............     259      2,108
  #Southside Bancshares, Inc................................  38,731    790,508
  *Southwest Bancorp, Inc...................................  83,343    899,271
   Southwest Georgia Financial Corp.........................     700      6,286
 #*St. Joe Co. (The)........................................   4,376     86,645
   StanCorp Financial Group, Inc............................  91,693  3,149,655
   State Auto Financial Corp................................ 120,174  1,939,608
   StellarOne Corp.......................................... 104,396  1,432,313
   Sterling Bancorp.........................................  67,682    646,363
  #Stewart Information Services Corp........................  92,067  2,147,002
  *Stratus Properties, Inc..................................   1,430     13,156
  *Suffolk Bancorp..........................................   9,387    140,993
   Summit State Bank........................................   1,121      7,937
  *Sun Bancorp, Inc......................................... 106,618    329,450
   Susquehanna Bancshares, Inc.............................. 878,730  9,112,427
  *Sussex Bancorp...........................................     474      2,820
   Symetra Financial Corp................................... 142,591  1,703,962
   Synovus Financial Corp................................... 353,877    866,999
 #*Taylor Capital Group, Inc................................  76,535  1,429,674
  #TCF Financial Corp.......................................  62,821    718,672
   Teche Holding Co.........................................     540     21,643
   Territorial Bancorp, Inc.................................  18,174    410,732
 #*Texas Capital Bancshares, Inc............................  41,019  1,947,172
   TF Financial Corp........................................   4,609    103,242
   Thomas Properties Group, Inc............................. 248,419  1,326,557
  *Timberland Bancorp, Inc..................................  10,843     67,227
   Tompkins Financial Corp..................................  35,426  1,434,044
   Tower Financial Corp.....................................     488      5,783
   Tower Group, Inc......................................... 181,796  3,275,964
  #TowneBank................................................  77,409  1,205,258
  *Tree.com, Inc............................................  53,489    772,916
   TriCo Bancshares.........................................  46,856    787,181
   TrustCo Bank Corp........................................ 105,177    586,888
  #Trustmark Corp........................................... 175,835  4,126,847
   Umpqua Holdings Corp..................................... 567,899  6,865,899
   Union First Market Bankshares Corp.......................  71,782  1,126,977
  *United Bancshares, Inc...................................     466      4,418
  #United Bankshares, Inc...................................  79,082  1,884,524
   United Community Bancorp.................................     174      1,164
  *United Community Banks, Inc..............................  82,358    716,515
  *United Community Financial Corp..........................   2,093      7,974
   United Financial Bancorp, Inc............................  91,552  1,407,154
   United Fire Group, Inc................................... 118,256  2,810,945
 #*United Security Bancshares...............................   1,081      3,244
  *Unity Bancorp, Inc.......................................   3,489     21,283

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Financials -- (Continued)
   Universal Insurance Holdings, Inc......................  95,726 $    378,118
   Univest Corp. of Pennsylvania..........................  41,798      707,222
   Validus Holdings, Ltd.................................. 380,327   13,615,707
   ViewPoint Financial Group, Inc.........................  79,347    1,650,418
  *Virginia Commerce Bancorp, Inc......................... 135,705    1,243,058
  #VSB Bancorp, Inc.......................................      80          851
  *Walker & Dunlop, Inc...................................   5,838       96,969
   Washington Banking Co..................................  27,318      373,437
  #Washington Federal, Inc................................ 278,988    4,681,419
   Washington Trust Bancorp, Inc..........................  58,449    1,577,539
  *Waterstone Financial, Inc..............................   7,928       42,811
   Wayne Savings Bancshares, Inc..........................     120        1,080
  #Webster Financial Corp................................. 287,232    6,319,104
   WesBanco, Inc.......................................... 122,753    2,700,566
   West Bancorporation, Inc...............................  58,779      641,279
  *West Coast Bancorp.....................................  51,015    1,123,350
  *Western Alliance Bancorp............................... 291,736    2,993,211
   Westfield Financial, Inc............................... 131,049      955,347
   White River Capital, Inc...............................     895       20,249
  *Wilshire Bancorp, Inc.................................. 187,398    1,219,961
  #Wintrust Financial Corp................................ 184,525    6,818,199
   WSFS Financial Corp....................................   7,520      318,510
   WVS Financial Corp.....................................     111          971
  *Yadkin Valley Financial Corp...........................   2,260        7,232
  #Zions Bancorporation................................... 669,978   14,384,428
  *ZipRealty, Inc.........................................  93,955      248,041
                                                                   ------------
Total Financials..........................................          782,177,845
                                                                   ------------
Health Care -- (6.0%)
  *Accuray, Inc...........................................  31,712      220,716
  *Addus HomeCare Corp....................................   6,800       36,924
  *Affymax, Inc...........................................  54,963    1,252,607
 #*Affymetrix, Inc........................................ 385,552    1,222,200
 #*Air Methods Corp.......................................  40,297    4,417,760
  *Albany Molecular Research, Inc......................... 103,000      364,620
  *Alere, Inc............................................. 261,991    5,030,227
  *Allied Healthcare Products, Inc........................   1,097        2,995
  *Almost Family, Inc.....................................  43,673      905,341
  *Alphatec Holdings, Inc................................. 147,075      252,969
  *AMAG Pharmaceuticals, Inc..............................   2,692       41,672
  *Amedisys, Inc.......................................... 138,345    1,527,329
  *American Shared Hospital Services......................   4,548       13,599
  *AMN Healthcare Services, Inc........................... 163,295    1,619,886
  *Amsurg Corp............................................ 156,438    4,461,612
   Analogic Corp..........................................  35,933    2,646,825
  *AngioDynamics, Inc..................................... 136,217    1,461,608
  *Anika Therapeutics, Inc................................  68,115      763,569
   Arrhythmia Research Technology, Inc....................     132          326
   Assisted Living Concepts, Inc. Class A................. 104,348      825,393
  *Astex Pharmaceuticals, Inc............................. 136,215      324,192
  *BioClinica, Inc........................................  35,167      220,497
  *BioMimetic Therapeutics, Inc...........................   3,252       12,065
  *BioScrip, Inc.......................................... 258,677    2,382,415
  *Cambrex Corp........................................... 137,328    1,658,922
   Cantel Medical Corp.................................... 116,083    3,019,319
  *Capital Senior Living Corp............................. 136,755    2,199,020
  *CardioNet, Inc.........................................  88,240      214,423
 #*Celldex Therapeutics, Inc..............................  12,828       70,682
  *Chindex International, Inc.............................   4,790       49,672
 #*Codexis, Inc...........................................   3,757        9,768
  *Community Health Systems, Inc.......................... 323,732    8,876,731

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (Continued)
   CONMED Corp............................................. 141,317 $ 3,908,828
   Cooper Cos., Inc. (The).................................  26,850   2,577,063
   Coventry Health Care, Inc............................... 662,402  28,907,223
  *Cross Country Healthcare, Inc........................... 119,537     525,963
   CryoLife, Inc...........................................  79,620     492,848
  *Cumberland Pharmaceuticals, Inc.........................  90,380     530,531
  *Cutera, Inc.............................................  66,846     495,329
  *Cynosure, Inc. Class A..................................  44,962   1,184,299
   Daxor Corp..............................................     613       4,959
  *Digirad Corp............................................  88,544     190,370
  *Dynacq Healthcare, Inc..................................   3,590          36
  *Emergent Biosolutions, Inc..............................  53,721     713,952
   Ensign Group, Inc. (The)................................  23,010     670,972
  *Enzo Biochem, Inc....................................... 131,194     262,388
  *Enzon Pharmaceuticals, Inc..............................  65,145     428,003
  *Exactech, Inc...........................................  37,466     625,682
  *ExamWorks Group, Inc....................................  13,659     191,499
 #*FAB Universal Corp......................................  14,476      52,114
  *Five Star Quality Care, Inc............................. 226,812   1,193,031
  *Furiex Pharmaceuticals, Inc.............................  15,441     296,004
  *Future Healthcare of America............................  14,476       2,823
  *Gentiva Health Services, Inc............................ 171,212   1,609,393
  *Greatbatch, Inc......................................... 134,288   2,951,650
  *Hanger, Inc.............................................  68,666   1,740,683
  *Harvard Bioscience, Inc................................. 146,840     590,297
  *HealthStream, Inc.......................................  51,619   1,318,349
  *Healthways, Inc......................................... 120,234   1,169,877
  *Hi-Tech Pharmacal Co., Inc..............................  45,913   1,439,373
  *Hologic, Inc............................................ 153,185   3,158,675
 #*Horizon Pharma, Inc.....................................  43,945     113,378
  *ICU Medical, Inc........................................  20,800   1,234,064
  *Idera Pharmaceuticals, Inc.............................. 141,206     129,910
 #*Infinity Pharmaceuticals, Inc...........................  31,592     707,345
   Invacare Corp........................................... 161,168   2,199,943
  *Iridex Corp.............................................   1,367       5,441
  *IRIS International, Inc.................................   6,976     135,962
   Kewaunee Scientific Corp................................   7,798      87,961
  *Kindred Healthcare, Inc................................. 239,669   2,348,756
  *K-V Pharmaceutical Co. Class B..........................   1,950          98
  *Lannet Co., Inc.........................................  96,689     426,398
   LeMaitre Vascular, Inc..................................  73,991     443,946
  *LHC Group, Inc..........................................  78,178   1,369,679
  *LifePoint Hospitals, Inc................................ 233,325   8,245,706
  *Magellan Health Services, Inc........................... 117,204   5,877,781
   Maxygen, Inc............................................ 172,517     420,941
  *MedAssets, Inc.......................................... 123,521   2,190,027
 .*MedCath Corp............................................ 103,153     141,320
  *Medical Action Industries, Inc..........................  84,244     248,520
  *MediciNova, Inc.........................................  23,798      50,452
  *Merit Medical Systems, Inc..............................  25,063     361,910
  *Misonix, Inc............................................   5,883      26,003
  *Molina Healthcare, Inc.................................. 172,166   4,316,202
  *Momenta Pharmaceuticals, Inc............................  25,734     326,307
  *Myrexis, Inc............................................  43,932     105,437
 #*Nanosphere, Inc.........................................   1,129       3,534
   National Healthcare Corp................................  23,955   1,140,737
  *Natus Medical, Inc...................................... 134,774   1,522,946
  *NuVasive, Inc...........................................  16,042     231,326
  #Omnicare, Inc........................................... 551,404  19,039,980
  *Omnicell, Inc........................................... 198,317   2,891,462
  *OraSure Technologies, Inc...............................  45,833     415,247

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Health Care -- (Continued)
 #*Pacific Biosciences of California, Inc.................  19,832 $     25,782
  *Palomar Medical Technologies, Inc......................  83,286      718,758
  *PDI, Inc...............................................  51,576      353,296
  *PharMerica Corp........................................ 140,741    1,719,855
 #*PhotoMedex, Inc........................................   2,901       38,612
  *Pozen, Inc.............................................  91,480      547,965
  *Providence Service Corp. (The).........................  49,031      500,116
  *Repligen Corp.......................................... 124,424      634,562
  *Rochester Medical Corp.................................  25,552      268,040
  *RTI Biologics, Inc..................................... 258,505    1,049,530
 #*SciClone Pharmaceuticals, Inc.......................... 291,162    1,604,303
  *Select Medical Holdings Corp........................... 157,569    1,668,656
  *Skilled Healthcare Group, Inc. Class A.................  66,042      513,146
  *Solta Medical, Inc..................................... 100,060      295,177
   Span-American Medical System, Inc......................   4,850       84,608
  *Spectranetics Corp.....................................  52,929      770,646
  *Sucampo Pharmaceuticals, Inc. Class A..................  57,237      285,613
  *SunLink Health Systems, Inc............................     108          113
  *SurModics, Inc.........................................  25,415      456,962
  *Symmetry Medical, Inc.................................. 185,348    1,697,788
 #*Synageva BioPharma Corp................................   5,942      251,228
  *Targacept, Inc.........................................   1,990        8,119
   Teleflex, Inc.......................................... 166,382   11,305,657
  *Theragenics Corp.......................................   1,900        2,907
  *Tornier NV.............................................   2,090       35,739
  *TranS1, Inc............................................  34,446       94,726
 #*Transcept Pharmaceuticals, Inc.........................  61,189      311,452
  *Triple-S Management Corp. Class B......................  91,887    1,657,641
  *Universal American Corp................................ 366,634    3,314,371
   Utah Medical Products, Inc.............................      60        2,041
 #*VCA Antech, Inc........................................  12,948      253,522
  *ViroPharma, Inc........................................ 365,524    9,229,481
   West Pharmaceutical Services, Inc......................  26,167    1,409,616
  *Wright Medical Group, Inc.............................. 187,463    3,809,248
   Young Innovations, Inc.................................  31,250    1,067,188
                                                                   ------------
Total Health Care.........................................          206,083,281
                                                                   ------------
Industrials -- (13.3%)
  *A.T. Cross Co. Class A.................................  45,031      426,444
   AAR Corp............................................... 196,722    2,968,535
   ABM Industries, Inc.................................... 120,687    2,293,053
 #*ACCO Brands Corp.......................................  60,516      438,136
  *Accuride Corp..........................................  49,361      131,794
   Aceto Corp............................................. 132,773    1,330,385
   Acme United Corp.......................................  12,718      144,095
  #Acorn Energy, Inc......................................  32,198      274,005
  #Actuant Corp. Class A..................................  23,400      660,816
  *Adept Technology, Inc..................................  60,855      243,420
  *AECOM Technology Corp.................................. 355,221    7,626,595
  *Aegion Corp............................................ 164,778    3,043,450
  *AeroCentury Corp.......................................     782        9,845
  *Aerovironment, Inc.....................................   2,241       49,280
  *AGCO Corp..............................................  27,984    1,273,552
  *Air Transport Services Group, Inc...................... 303,540    1,168,629
   Aircastle, Ltd......................................... 376,397    4,189,299
   Alamo Group, Inc.......................................  63,723    2,134,721
   Albany International Corp. Class A..................... 132,432    2,909,531
   Alliant Techsystems, Inc...............................   8,575      491,262
 .*Allied Defense Group, Inc. (The).......................  20,781      111,178
   Allied Motion Technologies, Inc........................   6,010       38,765
   Altra Holdings, Inc.................................... 161,647    2,912,879

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
   Amerco, Inc..............................................  84,246 $9,733,783
  *Ameresco, Inc. Class A...................................  15,050    166,453
  *American Railcar Industries, Inc......................... 113,207  3,326,022
  *American Reprographics Co................................  75,144    287,802
 #*American Superconductor Corp.............................  93,550    335,845
  *American Woodmark Corp...................................  47,091  1,083,093
   Ampco-Pittsburgh Corp....................................  31,608    558,197
  *AMREP Corp...............................................   6,036     39,234
   Apogee Enterprises, Inc.................................. 144,524  2,943,954
   Applied Industrial Technologies, Inc..................... 100,321  4,072,029
   Argan, Inc...............................................   5,894    104,854
   Arkansas Best Corp....................................... 106,108    854,169
  #Armstrong World Industries, Inc..........................  19,293    999,377
  *Ascent Solar Technologies, Inc...........................  33,122     26,994
  *Asset Acceptance Capital Corp............................ 113,021    721,074
   Asta Funding, Inc........................................  60,415    566,693
  *Astec Industries, Inc....................................  62,657  1,804,522
  *Atlas Air Worldwide Holdings, Inc........................ 136,860  7,525,931
  *Avalon Holding Corp. Class A.............................   1,925      7,700
 #*Avis Budget Group, Inc................................... 578,582  9,563,960
   AZZ, Inc.................................................  19,564    771,604
   Baltic Trading, Ltd......................................  16,217     55,300
   Barnes Group, Inc........................................ 189,667  4,339,581
   Barrett Business Services, Inc...........................  49,248  1,469,068
  *BlueLinx Holdings, Inc................................... 160,037    337,678
   Brady Corp. Class A......................................  62,791  1,931,451
  *Breeze-Eastern Corp......................................  37,653    301,224
   Briggs & Stratton Corp................................... 242,734  4,793,997
  *CAI International, Inc...................................  62,784  1,391,293
   Cascade Corp.............................................  45,527  2,958,800
  *Casella Waste Systems, Inc. Class A...................... 109,209    500,177
 #*CBIZ, Inc................................................ 178,013    982,632
   CDI Corp................................................. 102,838  1,767,785
  #CECO Environmental Corp..................................  26,321    232,941
   Celadon Group, Inc....................................... 122,224  2,090,030
   Ceradyne, Inc............................................ 120,573  4,215,232
 #*Chart Industries, Inc....................................  27,181  1,924,143
   Chicago Rivet & Machine Co...............................   2,310     42,596
   CIRCOR International, Inc................................  82,838  2,857,083
  *Colfax Corp..............................................   1,082     37,210
  *Columbus McKinnon Corp...................................  81,598  1,221,522
   Comfort Systems USA, Inc................................. 173,772  1,894,115
   CompX International, Inc.................................   5,019     70,417
  *Consolidated Graphics, Inc...............................  64,334  1,898,496
   Courier Corp.............................................  52,322    630,480
  #Covanta Holding Corp..................................... 298,960  5,435,093
  *Covenant Transportation Group, Inc. Class A..............  41,614    193,089
  *CPI Aerostructures, Inc..................................  30,852    339,681
  *CRA International, Inc...................................  46,319    775,380
   Curtiss-Wright Corp...................................... 227,308  7,016,998
 #*DigitalGlobe, Inc........................................   4,300    111,542
  *Dolan Co. (The).......................................... 107,835    499,276
   Douglas Dynamics, Inc....................................  91,977  1,397,131
  *Ducommun, Inc............................................  46,131    629,227
  *DXP Enterprises, Inc.....................................  11,067    544,828
  *Dycom Industries, Inc.................................... 159,988  2,278,229
   Dynamic Materials Corp...................................  39,717    533,002
  *Eagle Bulk Shipping, Inc.................................   3,852     11,402
   Eastern Co. (The)........................................  10,824    173,184
   Ecology & Environment, Inc. Class A......................   8,425    103,375
   EMCOR Group, Inc.........................................  16,367    526,363

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares     Value+
                                                           --------- ----------
Industrials -- (Continued)
  *Encore Capital Group, Inc..............................    46,246 $1,341,134
   Encore Wire Corp.......................................   109,581  3,381,670
  *Energy Recovery, Inc...................................    43,223    128,372
  *EnergySolutions, Inc...................................   395,652  1,131,565
 #*EnerNOC, Inc...........................................    16,065    197,921
  *EnerSys, Inc...........................................   149,082  5,140,347
 #*Engility Holdings, Inc.................................     7,561    143,659
   Ennis, Inc.............................................   142,595  2,181,704
  *EnPro Industries, Inc..................................    94,364  3,449,948
   ESCO Technologies, Inc.................................    85,854  3,214,374
   Espey Manufacturing & Electronics Corp.................     5,895    161,877
  *Esterline Technologies Corp............................   132,139  7,636,313
  *Excel Maritime Carriers, Ltd...........................   223,470     93,410
  *Federal Signal Corp....................................   268,294  1,548,056
  *Flow International Corp................................   206,792    686,549
  *Franklin Covey Co......................................    73,779    886,824
   FreightCar America, Inc................................    64,637  1,244,262
  *Frozen Food Express Industries.........................    15,881     27,951
 #*FTI Consulting, Inc....................................   155,828  4,045,295
  *Fuel Tech, Inc.........................................    29,326    119,650
  *Furmanite Corp.........................................    92,131    465,262
   G & K Services, Inc. Class A...........................    92,344  2,978,094
  #GATX Corp..............................................   218,307  9,051,008
 #*Genco Shipping & Trading, Ltd..........................   191,382    581,801
  *Gencor Industries, Inc.................................    16,355    117,592
   Generac Holdings, Inc..................................    14,217    483,378
  *General Cable Corp.....................................   240,933  6,873,818
   Geo Group, Inc. (The)..................................   291,946  8,092,743
  *GeoEye, Inc............................................     4,330    135,832
  *Gibraltar Industries, Inc..............................   141,261  1,760,112
   Global Power Equipment Group, Inc......................     7,210    121,849
  *GP Strategies Corp.....................................    87,481  1,684,009
  #Granite Construction, Inc..............................   183,087  5,531,058
   Great Lakes Dredge & Dock Corp.........................   301,074  2,393,538
  *Greenbrier Cos., Inc...................................   127,103  2,212,863
   Griffon Corp...........................................   267,834  2,718,515
   H&E Equipment Services, Inc............................   180,838  2,752,354
   Hardinge, Inc..........................................    51,860    538,307
   Harsco Corp............................................    42,790    855,372
  *Hawaiian Holdings, Inc.................................   277,306  1,644,425
   Heidrick & Struggles International, Inc................    76,978    911,420
  *Hill International, Inc................................   123,651    419,177
   Houston Wire & Cable Co................................     3,312     36,664
  *Hudson Global, Inc.....................................   124,698    503,780
  *Hurco Cos., Inc........................................    34,584    794,740
  *Huron Consulting Group, Inc............................    23,377    674,426
  *Hyster-Yale Materials Handling, Inc....................    32,985  1,355,024
  *Hyster-Yale Materials Handling, Inc. Class B...........    32,985  1,355,024
  *ICF International, Inc.................................    68,665  1,260,003
  *InnerWorkings, Inc.....................................    13,173    189,955
  *Innovative Solutions & Support, Inc....................    44,362    190,757
   Insteel Industries, Inc................................    83,228    965,445
  *Integrated Electrical Services, Inc....................    33,463    180,700
   International Shipholding Corp.........................    25,776    430,975
   Intersections, Inc.....................................    37,484    348,226
 #*JetBlue Airways Corp................................... 1,508,464  7,979,775
  *Kadant, Inc............................................    36,328    882,407
   Kaman Corp.............................................     1,963     73,024
  *KAR Auction Services, Inc..............................    58,806  1,176,120
   Kaydon Corp............................................    83,840  1,874,662
   Kelly Services, Inc. Class A...........................   163,084  2,167,386

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Industrials -- (Continued)
  *Key Technology, Inc.....................................  23,834 $   207,832
  *Kforce, Inc.............................................  18,806     209,687
   Kimball International, Inc. Class B..................... 154,546   1,845,279
  #Knight Transportation, Inc..............................  33,056     499,807
  *Korn/Ferry International................................ 132,887   1,779,357
 #*Kratos Defense & Security Solutions, Inc................ 122,894     677,146
   L.B. Foster Co. Class A.................................  40,690   1,343,177
   L.S. Starrett Co. Class A (The).........................  22,027     252,650
   Lawson Products, Inc....................................  38,574     274,261
  *Layne Christensen Co.................................... 100,751   2,245,740
  *LMI Aerospace, Inc......................................  63,979   1,284,698
   LSI Industries, Inc..................................... 106,828     724,294
  *Lydall, Inc.............................................  81,751   1,055,405
   Manpower, Inc........................................... 112,752   4,277,811
   Marten Transport, Ltd................................... 102,561   1,897,378
 #*MasTec, Inc.............................................  28,649     646,321
  *Mastech Holdings, Inc...................................   1,502       7,435
   Matson, Inc............................................. 173,522   3,687,342
   McGrath RentCorp........................................  88,510   2,324,273
  *Metalico, Inc........................................... 234,285     499,027
   Met-Pro Corp............................................  69,988     635,491
  *MFRI, Inc...............................................  26,829     147,560
  *Michael Baker Corp......................................  16,990     384,144
   Miller Industries, Inc..................................  62,704     962,506
  *Mobile Mini, Inc........................................ 189,311   3,297,798
  *Moog, Inc. Class A......................................  75,249   2,784,965
   Mueller Industries, Inc................................. 141,442   6,195,160
   Mueller Water Products, Inc. Class A.................... 613,251   3,195,038
   Multi-Color Corp........................................  38,430     873,130
  *MYR Group, Inc.......................................... 111,857   2,369,131
   National Presto Industries, Inc.........................   3,260     242,381
  *National Technical Systems, Inc.........................  27,415     220,142
  *Navigant Consulting, Inc................................ 146,792   1,525,169
   NL Industries, Inc......................................  87,722     892,133
  *NN, Inc.................................................  87,117     721,329
  *Northwest Pipe Co.......................................  44,023   1,011,649
 #*Ocean Power Technologies, Inc...........................  41,206     102,191
  *On Assignment, Inc...................................... 186,858   3,565,251
  *Orbital Sciences Corp................................... 102,320   1,371,088
  *Orion Energy Systems, Inc...............................  48,800      80,032
  *Orion Marine Group, Inc.................................  35,800     239,502
  *Oshkosh Corp............................................  85,661   2,568,117
  *Owens Corning, Inc...................................... 567,793  19,072,167
   P.A.M. Transportation Services, Inc.....................  37,772     375,831
  *Pacer International, Inc................................ 138,657     496,392
  *Patrick Industries, Inc.................................   9,440     166,805
  *Patriot Transportation Holding, Inc.....................   5,321     148,988
  *PGT, Inc................................................  81,174     350,672
  *Pike Electric Corp...................................... 115,680   1,053,845
 #*Portfolio Recovery Associates, Inc......................   5,167     540,727
  *Powell Industries, Inc..................................  32,894   1,308,523
  *PowerSecure International, Inc..........................  88,970     574,746
   Preformed Line Products Co..............................  18,849   1,015,396
   Providence & Worcester Railroad Co......................   1,967      28,522
 #*Quad/Graphics, Inc......................................   9,451     173,237
   Quanex Building Products Corp...........................  89,395   1,767,339
  *Quanta Services, Inc.................................... 507,693  13,164,479
  *RCM Technologies, Inc...................................  38,007     212,079
  *Republic Airways Holdings, Inc.......................... 242,281   1,131,452
   Resources Connection, Inc...............................  92,784   1,144,955
  *Roadrunner Transportation Systems, Inc..................  35,871     625,232

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Industrials -- (Continued)
  #Robbins & Myers, Inc...................................  28,528 $  1,691,140
  *Rush Enterprises, Inc. Class A......................... 125,714    2,388,566
  *Rush Enterprises, Inc. Class B.........................   1,650       28,660
   Ryder System, Inc...................................... 245,750   11,088,240
  *Saia, Inc..............................................  83,180    1,879,868
   Schawk, Inc............................................  88,162    1,087,919
  *Seaboard Corp..........................................   1,590    3,627,315
   SeaCube Container Leasing, Ltd.........................  29,851      552,841
   SIFCO Industries, Inc..................................  15,111      253,109
  #Simpson Manufacturing Co., Inc.........................  32,481      989,371
   SkyWest, Inc........................................... 203,709    2,230,614
  *SL Industries, Inc.....................................  14,941      209,174
  *Sparton Corp...........................................  48,831      659,218
   Standard Register Co. (The)............................ 132,533       84,821
   Standex International Corp.............................  58,856    2,721,501
  #Steelcase, Inc. Class A................................ 226,303    2,265,293
  *Sterling Construction Co., Inc.........................  77,398      688,842
  *Supreme Industries, Inc. Class A.......................   1,540        5,452
  *SYKES Enterprises, Inc................................. 175,276    2,387,259
   Sypris Solutions, Inc..................................  30,319      191,010
  #TAL International Group, Inc........................... 159,430    5,442,940
  *Tecumseh Products Co. Class A..........................  43,641      219,514
  *Tecumseh Products Co. Class B..........................   2,547       13,244
  *Terex Corp............................................. 442,498    9,978,330
  *Tetra Tech, Inc........................................  57,966    1,503,638
  #Titan International, Inc............................... 131,863    2,766,486
  *Titan Machinery, Inc................................... 107,690    2,546,868
  *TMS International Corp. Class A........................  10,856      113,771
  *Trimas Corp............................................  43,026    1,079,092
   Trinity Industries, Inc................................ 409,075   12,795,866
   Triumph Group, Inc.....................................  26,273    1,718,780
  *TrueBlue, Inc..........................................     968       12,632
  *Tutor Perini Corp...................................... 198,028    2,008,004
  #Twin Disc, Inc.........................................  46,249      701,135
  *Ultralife Corp.........................................  84,726      260,109
   UniFirst Corp..........................................  72,085    5,014,953
  #United Stationers, Inc.................................  71,721    2,081,343
   Universal Forest Products, Inc.........................  95,107    3,661,620
  *Universal Power Group, Inc.............................   1,342        2,899
  *Universal Security Instruments, Inc....................   1,053        4,633
   Universal Truckload Services, Inc......................  21,731      344,219
   URS Corp............................................... 283,746    9,499,816
  *USA Truck, Inc.........................................  51,322      146,268
   UTi Worldwide, Inc.....................................  30,187      419,297
  *Versar, Inc............................................  35,947      135,161
   Viad Corp..............................................  99,365    2,107,532
  *Virco Manufacturing Corp...............................  19,199       46,270
  *Volt Information Sciences, Inc.........................  55,204      386,428
   VSE Corp...............................................   6,539      154,647
  #Watts Water Technologies, Inc. Class A................. 141,348    5,686,430
  #Werner Enterprises, Inc................................  24,473      566,795
 #*Wesco Aircraft Holdings, Inc...........................   3,077       41,078
  *Willdan Group, Inc.....................................   3,123        4,778
  *Willis Lease Finance Corp..............................  12,318      175,162
 #*XPO Logistics, Inc.....................................  70,646      969,970
                                                                   ------------
Total Industrials.........................................          460,510,646
                                                                   ------------
Information Technology -- (11.1%)
  *Accelrys, Inc.......................................... 257,201    2,301,949
  *Acxiom Corp............................................  60,559    1,105,202
  *ADDvantage Technologies Group, Inc.....................   4,567        9,408

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Information Technology -- (Continued)
  *Advanced Energy Industries, Inc.......................   198,692 $ 2,346,553
  *Aetrium, Inc..........................................     1,189         761
  *Agilysys, Inc.........................................    87,312     713,339
  *Alpha & Omega Semiconductor, Ltd......................    28,155     239,881
   American Software, Inc. Class A.......................    30,356     248,616
 #*Amkor Technology, Inc.................................   355,194   1,534,438
  *Amtech Systems, Inc...................................    50,698     163,248
  *ANADIGICS, Inc........................................   216,659     316,322
  *Analysts International Corp...........................    18,292      66,766
  *Anaren, Inc...........................................    73,957   1,333,445
  *AOL, Inc..............................................   465,034  15,964,617
  *Applied Micro Circuits Corp...........................   286,799   1,663,434
 #*Arris Group, Inc......................................   576,595   7,922,415
  *Arrow Electronics, Inc................................   463,696  16,336,010
 #*AsiaInfo-Linkage, Inc.................................    31,056     310,560
   Astro-Med, Inc........................................     5,605      46,129
  *ATMI, Inc.............................................   155,228   3,065,753
  *Aviat Networks, Inc...................................   227,265     518,164
  *Avid Technology, Inc..................................   176,069   1,033,525
 #*Avnet, Inc............................................   540,580  15,487,617
   AVX Corp..............................................   433,777   4,268,366
   Aware, Inc............................................    53,975     328,708
  *Axcelis Technologies, Inc.............................   117,657     107,833
  *AXT, Inc..............................................   184,167     591,176
   Bel Fuse, Inc. Class A................................     1,820      27,846
   Bel Fuse, Inc. Class B................................    46,351     767,573
  *Benchmark Electronics, Inc............................   298,403   4,422,332
   Black Box Corp........................................    83,740   1,835,581
  *Blucora, Inc..........................................   194,778   3,418,354
 #*BroadVision, Inc......................................    22,469     178,404
  *Brocade Communications Systems, Inc................... 1,549,279   8,211,179
   Brooks Automation, Inc................................   283,021   2,043,412
  *Bsquare Corp..........................................    18,261      53,870
  *BTU International, Inc................................    17,003      33,156
   Cabot Microelectronics Corp...........................    10,537     314,003
 #*CACI International, Inc. Class A......................   137,011   6,909,465
 #*Calix, Inc............................................    54,415     361,860
  *Cascade Microtech, Inc................................    44,068     231,357
  *Checkpoint Systems, Inc...............................   128,217   1,041,122
  *CIBER, Inc............................................   348,909   1,088,596
  *Coherent, Inc.........................................    71,631   3,269,955
   Cohu, Inc.............................................   108,665     956,252
   Communications Systems, Inc...........................    39,335     407,511
  #Computer Sciences Corp................................     9,455     287,905
   Comtech Telecommunications Corp.......................   124,502   3,133,715
   Concurrent Computer Corp..............................    41,378     216,407
   Convergys Corp........................................   590,305   9,923,027
  *CoreLogic, Inc........................................   308,800   7,349,440
  *Cray, Inc.............................................   132,401   1,611,320
 #*Cree, Inc.............................................   146,485   4,442,890
  *CSG Systems International, Inc........................    59,566   1,227,655
   CTS Corp..............................................   142,120   1,176,754
  *CyberOptics Corp......................................    23,180     173,850
  *Cymer, Inc............................................     1,600     127,504
   Daktronics, Inc.......................................    18,986     166,507
  *Datalink Corp.........................................    72,374     589,124
  *Dataram Corp..........................................     2,290       1,328
  *DealerTrack Holdings, Inc.............................    87,070   2,379,623
 #*Demand Media, Inc.....................................    13,232     112,869
  *Digi International, Inc...............................   123,757   1,165,791
   Digimarc Corp.........................................     4,941      97,041

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Digital River, Inc.......................................  73,081 $1,047,982
  *Diodes, Inc..............................................  21,149    320,619
  *Ditech Networks, Inc.....................................   9,648     13,797
  *DSP Group, Inc........................................... 113,470    624,085
  *Dynamics Research Corp...................................  48,381    312,057
   EarthLink, Inc........................................... 545,747  3,460,036
  *EchoStar Corp. Class A................................... 159,279  5,058,701
  *Edgewater Technology, Inc................................  32,647    113,612
   Electro Rent Corp........................................ 119,194  1,873,730
   Electro Scientific Industries, Inc....................... 131,576  1,405,232
  *Electronics for Imaging, Inc............................. 224,419  3,895,914
 #*EMCORE Corp..............................................  13,248     61,603
  *Emulex Corp.............................................. 334,055  2,325,023
  *Entegris, Inc............................................  68,815    564,971
  *Entropic Communications, Inc............................. 192,105    924,025
   EPIQ Systems, Inc........................................ 142,081  1,734,809
  *ePlus, Inc...............................................  37,804  1,352,249
  *Euronet Worldwide, Inc................................... 199,925  4,056,478
  *Exar Corp................................................ 221,957  1,897,732
  *Extreme Networks......................................... 465,306  1,516,898
  *Fabrinet.................................................     784      7,550
 #*Fairchild Semiconductor International, Inc............... 664,550  7,815,108
  *FARO Technologies, Inc...................................  53,588  2,154,238
  *FormFactor, Inc.......................................... 240,975  1,098,846
  *Frequency Electronics, Inc...............................  29,641    248,688
  *Global Cash Access Holdings, Inc.........................  92,865    654,698
  *Globecomm Systems, Inc................................... 120,906  1,311,830
  *GSE Systems, Inc.........................................  70,034    125,361
  *GSI Group, Inc...........................................  24,813    192,797
  *GSI Technology, Inc...................................... 118,637    663,181
  *Hackett Group, Inc. (The)................................ 164,272    639,018
  *Harmonic, Inc............................................ 295,652  1,283,130
 #*Hutchinson Technology, Inc...............................  72,014    100,820
  *I.D. Systems, Inc........................................  56,513    296,693
  #IAC/InterActiveCorp...................................... 159,764  7,724,589
  *Identive Group, Inc......................................  23,553     28,264
  *IEC Electronics Corp.....................................   4,859     35,082
  *Ikanos Communications, Inc...............................  49,085     68,228
  *Imation Corp............................................. 177,728    812,217
 #*Infinera Corp............................................  85,605    421,177
  *Ingram Micro, Inc. Class A............................... 647,505  9,842,076
  *Innodata, Inc............................................   4,088     14,676
  *Insight Enterprises, Inc................................. 206,297  3,335,822
  *Integrated Device Technology, Inc........................ 638,726  3,474,669
  *Integrated Silicon Solution, Inc......................... 133,628  1,142,519
  *Intermec, Inc............................................  44,409    301,093
  *Internap Network Services Corp........................... 323,764  2,217,783
 #*International Rectifier Corp............................. 340,380  5,272,486
  *Interphase Corp..........................................  27,282     58,383
   Intersil Corp. Class A................................... 615,529  4,339,479
  *Intevac, Inc............................................. 102,204    511,020
  *IntraLinks Holdings, Inc.................................   3,581     20,018
  *IntriCon Corp............................................  10,021     49,404
  *Itron, Inc...............................................  34,707  1,425,069
  *IXYS Corp................................................ 143,506  1,366,177
  *JDA Software Group, Inc..................................  70,866  2,702,829
  *Kemet Corp............................................... 101,451    460,588
  *Kenexa Corp..............................................  30,029  1,380,133
  *Key Tronic Corp..........................................  56,373    639,834
   Keynote Systems, Inc.....................................  73,262  1,046,914
 #*KIT Digital, Inc......................................... 223,103    620,226

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Kopin Corp............................................... 230,536 $  866,815
  *Kulicke & Soffa Industries, Inc.......................... 238,807  2,450,160
  *KVH Industries, Inc......................................  56,087    775,122
  *Lattice Semiconductor Corp............................... 113,702    441,164
  *Limelight Networks, Inc.................................. 187,031    394,635
  *LoJack Corp..............................................  32,631     74,399
   Loral Space & Communications, Inc........................  37,271  2,931,737
  *LTX-Credence Corp........................................ 182,753  1,017,934
   ManTech International Corp. Class A...................... 104,834  2,408,037
   Marchex, Inc. Class B.................................... 111,720    456,935
  *Market Leader, Inc.......................................  74,369    505,709
  *Mattson Technology, Inc..................................  53,919     48,392
  *MaxLinear, Inc. Class A..................................     293      1,664
  *Measurement Specialties, Inc.............................  72,425  2,361,779
 #*MEMC Electronic Materials, Inc........................... 626,190  1,577,999
  *MEMSIC, Inc..............................................  38,677     67,685
 #*Mentor Graphics Corp..................................... 356,110  5,526,827
  *Mercury Computer Systems, Inc............................ 107,572    881,553
   Methode Electronics, Inc................................. 190,093  1,923,741
  *Microsemi Corp...........................................  83,846  1,609,843
   MKS Instruments, Inc..................................... 242,504  5,730,370
  *ModusLink Global Solutions, Inc.......................... 170,782    500,391
  *Monolithic Power Systems, Inc............................  12,627    245,343
   Monotype Imaging Holdings, Inc...........................     100      1,531
 #*Monster Worldwide, Inc................................... 182,153  1,132,992
  *MoSys, Inc...............................................  16,767     67,739
  *Multi-Fineline Electronix, Inc...........................  84,449  1,785,252
  *Nanometrics, Inc.........................................  39,552    544,236
  *NAPCO Security Technologies, Inc.........................  24,600     82,902
  *NCI, Inc. Class A........................................   1,761      9,897
  *NeoPhotonics Corp........................................   4,891     25,678
  *Newport Corp............................................. 178,963  1,936,380
  *Novatel Wireless, Inc.................................... 102,819    169,651
 #*Oclaro, Inc.............................................. 176,112    346,941
  *Official Payments Holdings, Inc..........................   3,303     16,878
 #*OmniVision Technologies, Inc............................. 287,053  4,104,858
  *Online Resources Corp.................................... 140,660    405,101
  *Oplink Communications, Inc............................... 110,590  1,643,367
   Optical Cable Corp.......................................  28,064    118,430
  *OSI Systems, Inc.........................................  80,013  6,341,030
  *PAR Technology Corp......................................  55,165    295,133
   Park Electrochemical Corp................................  36,139    896,970
   PC Connection, Inc....................................... 115,608  1,189,606
  *PC Mall, Inc.............................................  51,056    324,716
   PC-Tel, Inc..............................................  34,660    225,983
  *PDF Solutions, Inc.......................................  36,756    486,649
  *Perceptron, Inc..........................................  35,929    189,705
  *Perficient, Inc.......................................... 161,061  1,831,264
  *Performance Technologies, Inc............................  54,791     65,201
  *Pericom Semiconductor Corp............................... 123,556    955,088
  *Pervasive Software, Inc..................................  38,769    332,638
  *Photronics, Inc.......................................... 297,158  1,453,103
  *Planar Systems, Inc......................................  54,660     72,151
  *Plexus Corp..............................................  22,502    605,529
  *PLX Technology, Inc...................................... 120,202    520,475
  *PMC-Sierra, Inc.......................................... 815,347  3,815,824
 #*Power-One, Inc........................................... 135,287    545,207
  *Presstek, Inc............................................  22,017     10,898
  *Qualstar Corp............................................  33,400     46,426
 #*QuinStreet, Inc..........................................  36,950    226,134
  *Radisys Corp............................................. 121,573    345,267

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
  *RealNetworks, Inc....................................... 142,133 $ 1,075,947
  *Reis, Inc...............................................  44,432     519,632
  *Relm Wireless Corp......................................   2,200       3,696
   RF Industries, Ltd......................................  24,753     109,161
  *RF Micro Devices, Inc...................................  27,272     120,270
   Richardson Electronics, Ltd.............................  77,071     897,877
   Rimage Corp.............................................  41,482     248,062
  *Rofin-Sinar Technologies, Inc...........................  19,818     360,886
  *Rogers Corp.............................................  27,837   1,097,056
  *Rosetta Stone, Inc......................................  37,334     437,181
 #*Rubicon Technology, Inc.................................  31,923     277,411
  *Rudolph Technologies, Inc............................... 162,674   1,547,030
  *Sanmina-SCI Corp........................................ 301,220   2,677,846
  *ScanSource, Inc.........................................  45,358   1,326,722
  *SeaChange International, Inc............................ 170,432   1,542,410
  *Selectica, Inc..........................................     916       4,974
  *Sigma Designs, Inc...................................... 160,198     951,576
 #*Silicon Graphics International Corp.....................  72,045     556,187
  *Silicon Image, Inc......................................  91,014     400,462
  *Smith Micro Software, Inc...............................  87,329     109,161
  *SMTC Corp...............................................  30,286      84,801
  *Sonus Networks, Inc..................................... 412,440     767,138
  *Soundbite Communications, Inc...........................   3,190       7,496
  *Spansion, Inc. Class A..................................  82,295     912,652
  *StarTek, Inc............................................  58,117     168,539
 #*STEC, Inc............................................... 110,121     646,410
 #*SunPower Corp...........................................  91,777     395,559
  *Supertex, Inc...........................................  22,783     435,383
  *Support.com, Inc........................................ 188,961     876,779
  *Sycamore Networks, Inc.................................. 136,504     788,993
  *Symmetricom, Inc........................................ 190,586   1,172,104
  *SYNNEX Corp............................................. 182,339   5,905,960
  *Take-Two Interactive Software, Inc......................  67,902     757,107
  *Tech Data Corp.......................................... 261,278  11,577,228
  *TechTarget, Inc......................................... 136,406     652,021
  *TeleCommunication Systems, Inc. Class A................. 248,598     527,028
  *TeleTech Holdings, Inc..................................   2,277      38,345
   Tellabs, Inc............................................ 626,521   1,829,441
   Telular Corp............................................  72,129     720,569
   Tessco Technologies, Inc................................  38,210     794,768
   Tessera Technologies, Inc............................... 267,121   3,785,105
   TheStreet, Inc.......................................... 103,777     168,119
  *Trio-Tech International.................................     979       1,733
  *TriQuint Semiconductor, Inc............................. 850,598   3,997,811
  *TTM Technologies, Inc................................... 239,593   2,156,337
  *Ultra Clean Holdings....................................  43,949     203,484
   United Online, Inc...................................... 486,839   2,609,457
  *UTStarcom Holdings Corp.................................  86,600      85,734
 #*Veeco Instruments, Inc..................................  50,376   1,546,543
  *Viasystems Group, Inc...................................  35,138     537,963
  *Vicon Industries, Inc...................................  22,202      65,496
  *Video Display Corp......................................  10,067      35,839
  *Virtusa Corp............................................ 134,264   2,303,970
 #*Vishay Intertechnology, Inc............................. 678,378   5,616,970
  *Vishay Precision Group, Inc.............................  20,429     266,598
   Wayside Technology Group, Inc...........................   4,635      57,381
  *Web.com Group, Inc......................................  96,090   1,516,300
  *Westell Technologies, Inc. Class A...................... 103,272     210,675
  *WPCS International, Inc.................................  17,768       9,062
  *XO Group, Inc........................................... 135,675   1,092,184
   Xyratex, Ltd............................................ 102,780     849,991

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Information Technology -- (Continued)
  *Zygo Corp..............................................  63,294 $  1,178,534
                                                                   ------------
Total Information Technology..............................          383,823,297
                                                                   ------------
Materials -- (7.3%)
   A. Schulman, Inc....................................... 140,527    3,605,923
 #*A.M. Castle & Co....................................... 109,290    1,327,874
  *American Biltrite, Inc.................................      12        6,000
  *American Pacific Corp..................................  25,583      338,207
   American Vanguard Corp.................................  51,370    1,835,450
  *Arabian American Development Co........................   4,679       39,959
   Ashland, Inc........................................... 237,924   16,928,293
   Boise, Inc............................................. 477,309    4,004,623
   Buckeye Technologies, Inc.............................. 222,931    5,840,792
   Cabot Corp.............................................  11,084      396,364
  *Century Aluminum Co.................................... 330,975    2,366,471
   Chase Corp.............................................  22,825      420,665
  *Chemtura Corp.......................................... 101,342    1,614,378
  *Clearwater Paper Corp..................................  27,156    1,073,748
  *Coeur d'Alene Mines Corp............................... 421,417   13,025,999
   Commercial Metals Co................................... 587,626    8,085,734
  *Continental Materials Corp.............................     125        1,527
  *Core Molding Technologies, Inc.........................  29,334      205,925
   Cytec Industries, Inc..................................  37,278    2,565,472
  #Domtar Corp............................................ 168,731   13,456,297
  *Ferro Corp............................................. 302,334      795,138
   Friedman Industries, Inc...............................  32,585      349,637
   FutureFuel Corp........................................  11,692      137,849
 #*General Moly, Inc......................................  11,197       41,429
   Georgia Gulf Corp...................................... 171,555    6,071,331
 #*Golden Minerals Co.....................................   9,857       43,075
 #*Graphic Packaging Holding Co........................... 351,492    2,080,833
   H.B. Fuller Co......................................... 109,706    3,335,062
   Haynes International, Inc..............................  35,267    1,787,332
  #Hecla Mining Co........................................ 169,650    1,116,297
  *Horsehead Holding Corp................................. 212,832    1,926,130
 #*Intrepid Potash, Inc...................................  26,430      574,324
   Kaiser Aluminum Corp...................................  97,047    5,879,107
  *KapStone Paper & Packaging Corp........................ 244,040    5,361,559
   KMG Chemicals, Inc.....................................  28,353      484,269
  *Kraton Performance Polymers, Inc.......................  57,427    1,253,057
  *Landec Corp............................................ 132,923    1,438,227
 #*Louisiana-Pacific Corp................................. 736,661   11,631,877
   Materion Corp..........................................  96,017    2,011,556
  *McEwen Mining, Inc..................................... 104,501      507,875
   MeadWestvaco Corp...................................... 157,730    4,683,004
  *Mercer International, Inc.............................. 221,826    1,550,564
  *Metals USA Holdings Corp...............................  80,976    1,180,630
  #Minerals Technologies, Inc.............................  55,924    4,007,514
  *Mod-Pac Corp...........................................   5,285       35,462
   Myers Industries, Inc.................................. 185,183    2,746,264
   Neenah Paper, Inc......................................  69,904    1,810,514
   Noranda Aluminum Holding Corp..........................  67,731      415,191
  *Northern Technologies International Corp...............   5,349       59,427
  #Olin Corp..............................................  92,744    1,923,511
   Olympic Steel, Inc.....................................  56,163    1,010,934
  *OM Group, Inc.......................................... 132,383    2,678,108
  *Omnova Solutions, Inc..................................  23,099      181,096
   P.H. Glatfelter Co..................................... 240,760    4,287,936
  *Penford Corp...........................................  52,958      407,777
   PolyOne Corp...........................................  32,149      608,581
   Quaker Chemical Corp...................................  30,131    1,596,642

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Materials -- (Continued)
   Reliance Steel & Aluminum Co.........................   352,172 $ 19,137,026
 #*Resolute Forest Products.............................     7,346       89,621
   Rock-Tenn Co. Class A................................   245,760   17,987,174
  *RTI International Metals, Inc........................   166,179    3,787,219
  #Schnitzer Steel Industries, Inc. Class A.............   110,945    3,163,042
   Schweitzer-Mauduit International, Inc................    21,498      753,075
  #Sealed Air Corp......................................   259,678    4,211,977
   Sensient Technologies Corp...........................   121,772    4,430,065
  *Spartech Corp........................................   124,645    1,066,961
   Steel Dynamics, Inc..................................   603,197    7,630,442
 #*Stillwater Mining Co.................................   124,216    1,293,089
  *SunCoke Energy, Inc..................................   192,762    3,097,685
   Synalloy Corp........................................    11,673      160,737
 #*Texas Industries, Inc................................   125,798    5,425,668
   Tredegar Corp........................................    21,600      366,552
  *United States Lime & Minerals, Inc...................     4,615      202,183
  #United States Steel Corp.............................   118,300    2,412,137
  *Universal Stainless & Alloy Products, Inc............    35,538    1,222,507
   Vulcan Materials Co..................................   135,751    6,240,473
   Wausau Paper Corp....................................   217,341    1,797,410
   Westlake Chemical Corp...............................   118,795    9,035,548
   Worthington Industries, Inc..........................   240,962    5,209,598
   Zep, Inc.............................................     6,077       87,083
  *Zoltek Cos., Inc.....................................   172,067    1,178,659
                                                                   ------------
Total Materials.........................................            253,134,751
                                                                   ------------
Other -- (0.0%)
 .*Cubist Pharmaceuticals, Inc. Escrow Shares...........    55,628           --
 .*Gerber Scientific, Inc. Escrow Shares................   137,957           --
 .*Price Communications Liquidation Trust...............    21,600           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (1.1%)
   Atlantic Tele-Network, Inc...........................     7,969      330,235
  *Cbeyond, Inc.........................................    16,396      125,593
   Consolidated Communications Holdings, Inc............    16,026      247,438
  #Frontier Communications Corp......................... 1,202,811    5,677,268
  *General Communications, Inc. Class A.................   262,490    2,294,163
 #*Hawaiian Telcom Holdco, Inc..........................     2,525       43,102
   HickoryTech Corp.....................................    51,639      549,955
   IDT Corp. Class B....................................    63,757      645,221
  *Iridium Communications, Inc..........................   330,234    2,440,429
 #*Leap Wireless International, Inc.....................   270,907    1,446,643
  *MetroPCS Communications, Inc.........................   807,847    8,248,118
  *Neutral Tandem, Inc..................................   112,400      519,288
  *ORBCOMM, Inc.........................................   179,583      628,540
  *Premiere Global Services, Inc........................   198,776    1,689,596
   Primus Telecommunications Group, Inc.................    12,327      180,344
   Shenandoah Telecommunications Co.....................    10,916      171,600
  #Telephone & Data Systems, Inc........................   367,289    9,134,477
  *United States Cellular Corp..........................    98,123    3,629,570
   USA Mobility, Inc....................................    91,668    1,012,931
  *Vonage Holdings Corp.................................     6,777       15,384
   Warwick Valley Telephone Co..........................    11,869      155,959
                                                                   ------------
Total Telecommunication Services........................             39,185,854
                                                                   ------------
Utilities -- (0.9%)
   Consolidated Water Co., Ltd..........................    25,318      198,746
 #*Dynegy, Inc..........................................     2,157       40,336
   Genie Energy, Ltd. Class B...........................    72,686      509,529

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                      Shares        Value+
                                                    ----------- --------------
Utilities -- (Continued)
  *GenOn Energy, Inc...............................   2,136,268 $    5,490,209
  #NRG Energy, Inc.................................     657,780     14,181,737
  #Ormat Technologies, Inc.........................      96,060      1,828,022
   SJW Corp........................................      54,687      1,325,613
   UGI Corp........................................     245,905      7,940,272
                                                                --------------
Total Utilities....................................                 31,514,464
                                                                --------------
TOTAL COMMON STOCKS................................              3,044,741,936
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
 .*Camco Financial Corp. Rights 11/01/12...........         411             41
 .*Capital Bank Corp. Contingent Value Rights......         200             --
  *Capital Bank Financial Corp. Contingent Value
    Rights.........................................      34,147          7,512
 .*CVR Energy, Inc. Contingent Value Rights........     317,335             --
  *Dynegy, Inc.....................................      33,633         54,485
..#*PhotoMedex, Inc. Contingent Value Warrants......       1,528             --
                                                                --------------
TOTAL RIGHTS/WARRANTS..............................                     62,038
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares..........................   3,983,433      3,983,433
                                                                --------------

                                                      Shares/
                                                       Face
                                                      Amount
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@DFA Short Term Investment Fund.................  34,988,807    404,820,495
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $1,100,507
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $1,103,818) to be repurchased at
     $1,068,435.................................... $     1,068      1,068,426
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                405,888,921
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,024,832,050)...........................             $3,454,676,328
                                                                ==============

                        U.S. SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares     Value+
                                                          --------- -----------
COMMON STOCKS -- (88.8%)
Consumer Discretionary -- (16.4%)
  *1-800-FLOWERS.COM, Inc. Class A.......................   207,673 $   753,853
   A.H. Belo Corp. Class A...............................   232,917   1,164,585
  *AFC Enterprises, Inc..................................    26,153     662,194
 #*ALCO Stores, Inc......................................    98,216     974,303
  *Aldila, Inc...........................................    77,084     229,710
   Ambassadors Group, Inc................................     5,154      26,388
  #Amcon Distributing Co.................................     3,567     224,650
  #American Greetings Corp. Class A...................... 1,719,600  29,525,532
  *Arctic Cat, Inc.......................................   238,098   8,635,814
  *Ascent Capital Group, Inc. Class A....................   121,995   7,252,603
  *Ballantyne Strong, Inc................................   309,233   1,246,209
 #*Barnes & Noble, Inc................................... 1,578,027  26,573,975
   Bassett Furniture Industries, Inc.....................   200,365   2,298,187
 #*Beasley Broadcast Group, Inc. Class A.................    75,568     367,260
 #*Beazer Homes USA, Inc.................................   469,356   7,739,680
   bebe stores, Inc......................................    96,176     389,513
   Belo Corp. Class A....................................   409,434   3,062,566
   Big 5 Sporting Goods Corp.............................    50,266     448,875
  *Biglari Holdings, Inc.................................    22,291   7,882,320
  *Black Diamond, Inc....................................   348,477   3,310,531
  *Bluegreen Corp........................................   930,959   5,520,587
  #Blyth, Inc............................................     5,472     124,980
  #Bob Evans Farms, Inc..................................   635,568  24,196,074
  #Bon-Ton Stores, Inc. (The)............................    76,076     934,213
 #*Books-A-Million, Inc..................................   322,657     951,838
 #*Boyd Gaming Corp......................................   422,688   2,607,985
  #Brown Shoe Co., Inc...................................   924,543  14,589,289
  *Build-A-Bear Workshop, Inc............................   510,324   1,832,063
 #*Cabela's, Inc......................................... 1,287,489  57,692,382
  *Cache, Inc............................................   344,120     946,330
   Callaway Golf Co...................................... 1,797,361   9,813,591
  *Cambium Learning Group, Inc...........................   218,576     198,904
   Canterbury Park Holding Corp..........................    16,406     164,880
  *Career Education Corp.................................    23,122      78,615
   Carriage Services, Inc................................   368,989   3,922,353
  *Casual Male Retail Group, Inc.........................    11,974      46,220
  *Cavco Industries, Inc.................................    34,408   1,663,283
 #*Central European Media Enterprises, Ltd. Class A......    76,827     411,793
 #*Charles & Colvard, Ltd................................    19,436      77,550
   Christopher & Banks Corp..............................   373,587   1,165,591
   Churchill Downs, Inc..................................    42,789   2,795,405
  *Citi Trends, Inc......................................    33,491     411,269
  *Coast Distribution System, Inc. (The).................    92,516     182,257
  *Cobra Electronics Corp................................   176,106     859,397
   Collectors Universe, Inc..............................    21,749     260,988
 #*Conn's, Inc...........................................   695,934  17,628,008
   Core-Mark Holding Co., Inc............................   310,050  14,842,093
 #*Corinthian Colleges, Inc..............................   515,206   1,406,512
 #*Crown Media Holdings, Inc. Class A....................   254,767     443,295
   CSS Industries, Inc...................................   259,352   5,212,975
   Culp, Inc.............................................    29,090     367,698
  *Cumulus Media, Inc. Class A...........................   475,512   1,169,760
  *Cybex International, Inc..............................   208,149     514,128
  *dELiA*s, Inc..........................................   271,854     358,847
  *Delta Apparel, Inc....................................   188,208   2,849,469
   Destination Maternity Corp............................   142,702   2,705,630
 #*Digital Generation, Inc...............................    63,701     592,419
  #Dillard's, Inc. Class A............................... 1,136,061  87,476,697

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  *Dixie Group, Inc. (The)...............................   293,970 $ 1,164,121
   Domino's Pizza, Inc...................................   182,674   7,420,218
 #*Dorman Products, Inc..................................   569,696  17,404,213
   Dover Downs Gaming & Entertainment, Inc...............   136,501     324,872
  *Dover Motorsports, Inc................................   319,398     472,709
 #*DreamWorks Animation SKG, Inc. Class A................   454,436   9,256,861
  #DSW, Inc. Class A.....................................     3,734     233,711
  *E.W. Scripps Co. Class A (The)........................ 1,279,352  13,573,925
  *EDCI Holdings, Inc....................................    70,804     327,468
  *ELXSI Corp............................................    27,300     375,375
  *Emerson Radio Corp....................................   156,037     265,263
  *Emmis Communications Corp. Class A....................   353,768     725,224
 #*Entercom Communications Corp. Class A.................    34,367     223,729
   Escalade, Inc.........................................     4,453      23,156
  *Exide Technologies....................................   797,279   2,431,701
  *Famous Dave's of America, Inc.........................     2,967      23,380
  *Federal-Mogul Corp....................................   326,852   2,464,464
  *Fisher Communications, Inc............................    77,531   1,956,882
 #*Flanigan's Enterprises, Inc...........................     4,740      34,744
   Flexsteel Industries, Inc.............................   196,868   3,962,953
  #Fred's, Inc. Class A.................................. 1,063,904  14,415,899
   Frisch's Restaurants, Inc.............................    49,454     884,238
  *Fuel Systems Solutions, Inc...........................    35,974     585,297
  *Full House Resorts, Inc...............................   121,199     381,777
  *Furniture Brands International, Inc................... 1,167,729   1,774,948
  *Gaiam, Inc. Class A...................................    92,238     303,463
   Gaming Partners International Corp....................    44,581     278,631
  *Geeknet, Inc..........................................    61,724   1,121,525
  *Genesco, Inc..........................................   118,584   6,794,863
  *Gray Television, Inc..................................   818,882   1,744,219
  *Gray Television, Inc. Class A.........................    23,767      50,148
  #Group 1 Automotive, Inc...............................   524,432  32,520,028
  *Hallwood Group, Inc. (The)............................     4,538      29,270
  *Hampshire Group, Ltd..................................    41,080     120,159
  *Harris Interactive, Inc...............................   245,995     368,992
   Harte-Hanks, Inc......................................   218,967   1,219,646
  *Hastings Entertainment, Inc...........................   306,501     613,002
   Haverty Furniture Cos., Inc...........................   549,023   8,240,835
   Haverty Furniture Cos., Inc. Class A..................     5,701      85,116
  *Heelys, Inc...........................................    60,428     137,172
  *Helen of Troy, Ltd....................................   759,345  22,947,406
  *Hollywood Media Corp..................................   474,624     631,250
   Hooker Furniture Corp.................................   249,505   3,403,248
   Hot Topic, Inc........................................   557,284   4,792,642
 #*Iconix Brand Group, Inc............................... 2,044,664  37,846,731
  #International Speedway Corp. Class A..................   709,187  18,084,268
  *Isle of Capri Casinos, Inc............................   509,303   3,096,562
   Jaclyn, Inc...........................................    40,909     214,772
  #JAKKS Pacific, Inc....................................   692,157   8,935,747
  *Johnson Outdoors, Inc. Class A........................   207,794   4,054,061
   Jones Group, Inc. (The)............................... 2,179,593  25,740,993
  *Journal Communications, Inc. Class A..................   724,359   4,063,654
  *Kid Brands, Inc.......................................   156,672     283,576
  *Kona Grill, Inc.......................................    75,431     680,388
 #*K-Swiss, Inc. Class A.................................   140,668     320,723
  *Lakeland Industries, Inc..............................   141,538     863,382
  *Lazare Kaplan International, Inc......................   132,982     208,117
  *La-Z-Boy, Inc.........................................   595,563   9,660,032
 #*Lee Enterprises, Inc..................................   712,477   1,054,466
  *Libbey, Inc...........................................   344,711   6,187,562
  *Liberty Media Corp. - Liberty Capital Class B.........     2,327     254,108

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
   Lifetime Brands, Inc..................................   348,412 $ 3,867,373
  *LIN TV Corp. Class A..................................   240,316   1,348,173
   Lithia Motors, Inc. Class A...........................   358,250  12,252,150
 #*Live Nation Entertainment, Inc........................ 2,843,104  26,014,402
 #*LodgeNet Interactive Corp.............................    43,685      19,221
  *Luby's, Inc...........................................   478,890   3,060,107
 #*M/I Homes, Inc........................................   363,294   8,083,292
   Mac-Gray Corp.........................................   312,492   4,062,396
  *Madison Square Garden Co. Class A (The)...............    49,601   2,041,577
   Marcus Corp...........................................   562,220   6,128,198
  *MarineMax, Inc........................................   617,198   5,079,540
  *Marriott Vacations Worldwide Corp.....................    73,838   2,904,787
 #*McClatchy Co. Class A (The)........................... 1,303,731   3,715,633
   McRae Industries, Inc. Class A........................    30,453     504,606
  #MDC Holdings, Inc.....................................   261,148   9,986,300
 #*Media General, Inc. Class A...........................   396,500   1,665,300
  #Men's Wearhouse, Inc. (The)...........................    86,588   2,839,221
 #*Meritage Homes Corp...................................   295,769  10,937,538
  *Modine Manufacturing Co...............................    60,544     411,699
  *Monarch Casino & Resort, Inc..........................     7,279      66,384
 #*Motorcar Parts of America, Inc........................    80,164     376,771
   Movado Group, Inc.....................................   502,742  15,931,894
  *MTR Gaming Group, Inc.................................   287,975   1,005,033
  *Multimedia Games Holding Co., Inc.....................   224,548   3,570,313
   NACCO Industries, Inc. Class A........................   151,646   7,679,353
   National CineMedia, Inc...............................    52,426     810,506
  *Nautilus, Inc.........................................    63,314     177,912
  *Navarre Corp..........................................    54,871      92,732
  *Nevada Gold & Casinos, Inc............................   130,600     104,480
  *New Frontier Media, Inc...............................   308,544     623,259
  *New York & Co., Inc...................................   179,230     604,005
  *Nexstar Broadcasting Group, Inc. Class A..............    72,016     782,814
  *Nobility Homes, Inc...................................    12,925      69,795
  *Office Depot, Inc.....................................   892,311   2,212,931
  #OfficeMax, Inc........................................   456,597   3,355,988
  *Orient-Express Hotels, Ltd. Class A................... 2,546,319  29,868,322
   Outdoor Channel Holdings, Inc.........................   169,877   1,233,307
  *P & F Industries, Inc. Class A........................    24,537     144,768
 #*Pacific Sunwear of California, Inc.................... 1,657,500   2,817,750
  #Penske Automotive Group, Inc.......................... 1,277,301  39,085,411
   Pep Boys - Manny, Moe & Jack (The).................... 1,119,636  11,185,164
 #*Perfumania Holdings, Inc..............................    89,183     507,451
  *Perry Ellis International, Inc........................   465,202   9,601,769
  *Pinnacle Entertainment, Inc...........................     1,763      22,496
  *Point.360.............................................   107,615      89,320
 #*Premier Exhibitions, Inc..............................   223,399     612,113
  *Q.E.P. Co., Inc.......................................    42,217     749,352
  *Quiksilver, Inc....................................... 1,891,906   6,054,099
 #*Radio One, Inc. Class D...............................   623,107     529,641
 #*Reading International, Inc. Class A...................   168,095   1,016,975
  *Red Lion Hotels Corp..................................   529,202   3,487,441
  *Red Robin Gourmet Burgers, Inc........................    36,880   1,231,792
  #Regis Corp............................................ 1,776,175  29,591,076
  #Rent-A-Center, Inc.................................... 1,626,484  54,210,712
  *Rick's Cabaret International, Inc.....................   224,494   1,843,096
  *Rocky Brands, Inc.....................................   123,602   1,484,460
  *Ruby Tuesday, Inc..................................... 1,546,698  11,167,160
  #Ryland Group, Inc. (The)..............................    18,065     611,862
 #*Ryman Hospitality Properties.......................... 1,272,691  49,647,676
  *Saga Communications, Inc. Class A.....................   116,643   4,947,996
 #*Saks, Inc............................................. 1,614,458  16,596,628

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        Shares       Value+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
   Salem Communications Corp. Class A.................    86,000 $      512,560
  #Scholastic Corp.................................... 1,436,861     47,402,044
 #*School Specialty, Inc..............................   549,917      1,017,346
  #Service Corp. International........................   618,562      8,684,610
   Shiloh Industries, Inc.............................   192,329      2,188,704
   Shoe Carnival, Inc.................................   551,865     12,902,604
  *Skechers U.S.A., Inc. Class A......................   943,938     15,669,371
  *Skyline Corp.......................................     1,465          6,739
  *Spanish Broadcasting System, Inc. Class A..........     8,699         30,446
   Spartan Motors, Inc................................   658,852      3,096,604
 #*Spectrum Group International, Inc..................   312,991        610,332
   Speedway Motorsports, Inc..........................   912,000     14,865,600
  *Sport Chalet, Inc. Class A.........................    82,165        119,961
  *Sport Chalet, Inc. Class B.........................    15,675         26,177
   Stage Stores, Inc.................................. 1,009,407     24,730,472
   Standard Motor Products, Inc.......................   314,196      5,900,601
  *Stanley Furniture Co., Inc.........................    91,262        424,368
  *Stein Mart, Inc....................................    15,273        120,046
  *Steinway Musical Instruments, Inc..................   289,169      6,980,540
  #Stewart Enterprises, Inc. Class A.................. 2,681,851     20,837,982
  *Stoneridge, Inc....................................    72,586        360,752
   Strattec Security Corp.............................    48,198      1,095,059
   Superior Industries International, Inc.............   764,419     13,063,921
   Superior Uniform Group, Inc........................   144,642      1,696,651
  *Systemax, Inc......................................    29,140        318,792
  *Tandy Brands Accessories, Inc......................   200,326        302,492
  *Trans World Entertainment Corp.....................   634,084      2,155,886
 #*Trinity Place Holdings, Inc........................   392,655      1,570,620
  *Tuesday Morning Corp............................... 1,307,967      7,808,563
  *Unifi, Inc.........................................   436,708      6,127,013
  *Universal Electronics, Inc.........................    12,824        220,060
  *Valuevision Media, Inc. Class A....................     3,840          8,640
  *VOXX International Corp............................   410,768      2,554,977
   Walking Co. Holdings, Inc. (The)...................    23,629        186,669
  #Wendy's Co. (The).................................. 1,375,189      5,872,057
  *West Marine, Inc...................................   596,934      6,172,298
  *Wet Seal, Inc. Class A (The).......................   187,254        535,546
 #*WMS Industries, Inc................................    17,260        283,582
 #*Zale Corp..........................................   946,685      6,797,198
                                                                 --------------
Total Consumer Discretionary..........................            1,301,423,404
                                                                 --------------
Consumer Staples -- (4.0%)
  *Alliance One International, Inc.................... 1,300,949      3,954,885
   Andersons, Inc. (The)..............................    44,956      1,765,872
 #*Bridgford Foods Corp...............................    37,720        261,022
   CCA Industries, Inc................................    32,097        139,622
 #*Central European Distribution Corp.................   189,820        489,736
  *Central Garden & Pet Co............................   312,005      3,457,015
  *Central Garden & Pet Co. Class A...................   917,575     10,341,070
  *Chiquita Brands International, Inc................. 1,148,246      8,278,854
  *Craft Brew Alliance, Inc...........................   251,817      1,908,773
  *Crystal Rock Holdings, Inc.........................     9,911         10,307
  *Cuisine Solutions, Inc.............................   156,778        158,346
  *Dean Foods Co......................................   395,058      6,652,777
 #*Dole Food Co., Inc................................. 1,277,431     16,082,856
  *Farmer Bros. Co....................................    11,351        110,445
  #Fresh Del Monte Produce, Inc....................... 1,551,187     39,043,377
   Griffin Land & Nurseries, Inc......................    20,232        525,020
  *Hain Celestial Group, Inc. (The)................... 1,084,318     62,673,580
 #*Harbinger Group, Inc...............................   405,478      3,547,932
   Ingles Markets, Inc. Class A.......................   215,353      3,488,719

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Consumer Staples -- (Continued)
  *John B. Sanfilippo & Son, Inc........................   209,880 $  3,530,182
  *Mannatech, Inc.......................................     3,084       14,988
   MGP Ingredients, Inc.................................   289,677    1,022,560
   Nash Finch Co........................................   299,494    5,759,270
  *Natural Alternatives International, Inc..............    94,109      588,181
  *Nutraceutical International Corp.....................    59,035      936,295
   Oil-Dri Corp. of America.............................    73,605    1,648,752
  *Omega Protein Corp...................................   496,963    3,235,229
  #Orchids Paper Products Co............................     2,641       50,681
  *Pantry, Inc. (The)...................................   497,096    6,593,978
  *Physicians Formula Holdings, Inc.....................   367,754    1,798,317
 #*Pilgrim's Pride Corp.................................    12,643       71,180
 #*Post Holdings, Inc...................................   285,366    9,003,297
  *Prestige Brands Holdings, Inc........................ 1,401,163   24,366,225
   Reliv' International, Inc............................    12,603       16,258
  *Revlon, Inc. Class A.................................    33,702      519,011
  *Seneca Foods Corp. Class A...........................    88,552    2,531,259
  *Seneca Foods Corp. Class B...........................    24,265      691,552
  *Smart Balance, Inc................................... 1,625,304   19,341,118
   Spartan Stores, Inc..................................   584,499    8,393,406
  *Spectrum Brands Holdings, Inc........................   415,291   18,891,588
   Stephan Co. (The)....................................    56,795      120,405
  #SUPERVALU, Inc.......................................   605,531    1,883,201
  *Susser Holdings Corp.................................     4,045      145,377
  #Universal Corp.......................................   851,741   42,212,284
   Weis Markets, Inc....................................     6,527      268,651
                                                                   ------------
Total Consumer Staples..................................            316,523,453
                                                                   ------------
Energy -- (7.8%)
   Adams Resources & Energy, Inc........................   107,983    3,284,843
   Alon USA Energy, Inc.................................   676,758    8,885,833
  *Barnwell Industries, Inc.............................   142,853      477,129
 #*Basic Energy Services, Inc...........................   146,359    1,520,670
 #*Bill Barrett Corp....................................   906,675   20,771,924
  *Black Ridge Oil and Gas, Inc.........................    72,013       32,406
   Bolt Technology Corp.................................     6,706       96,566
   Bristow Group, Inc................................... 1,272,598   63,528,092
  *Cal Dive International, Inc..........................   943,379    1,188,658
  *Callon Petroleum Co..................................     7,199       41,178
  *Comstock Resources, Inc.............................. 1,128,212   19,314,989
  *Crimson Exploration, Inc.............................   249,985      904,946
   Crosstex Energy, Inc.................................   164,091    2,244,765
  *Dawson Geophysical Co................................   169,395    4,046,847
   Delek US Holdings, Inc...............................   669,250   17,233,187
   DHT Holdings, Inc....................................    45,124      190,423
 #*Double Eagle Petroleum Co............................    81,571      408,671
  *EPL Oil & Gas, Inc...................................   601,876   13,024,597
 #*Evolution Petroleum Corp.............................    23,390      191,798
 #*Exterran Holdings, Inc............................... 1,914,243   38,246,575
  *Forbes Energy Services, Ltd..........................       451        1,290
  *Gastar Exploration, Ltd..............................     7,589        8,500
 #*Green Plains Renewable Energy, Inc...................   699,705    5,408,720
   Gulf Island Fabrication, Inc.........................   255,946    6,073,599
  *Gulfmark Offshore, Inc. Class A......................   770,502   24,902,625
 #*Harvest Natural Resources, Inc....................... 1,062,561    9,276,158
  *Helix Energy Solutions Group, Inc.................... 3,726,588   64,432,707
  *Hercules Offshore, Inc............................... 4,873,238   23,196,613
 .*HKN, Inc.............................................    86,717      170,832
 #*Hornbeck Offshore Services, Inc...................... 1,304,913   45,202,186
  *Key Energy Services, Inc.............................    44,614      291,776
 #*Mexco Energy Corp....................................       733        4,325

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares      Value+
                                                        --------- ------------
Energy -- (Continued)
 #*Miller Energy Resources, Inc........................    27,356 $    123,649
  *Mitcham Industries, Inc.............................   179,913    2,437,821
  *Natural Gas Services Group, Inc.....................   277,710    4,404,481
  *Newpark Resources, Inc.............................. 1,097,281    7,450,538
  #Nordic American Tankers, Ltd........................   447,927    3,762,587
  #Overseas Shipholding Group, Inc.....................   776,519      869,701
  *Parker Drilling Co.................................. 3,288,767   14,240,361
  *PDC Energy, Inc.....................................   776,357   23,500,326
  #Penn Virginia Corp.................................. 1,203,302    5,438,925
  *PHI, Inc. Non-Voting................................   308,793    9,662,133
  *PHI, Inc. Voting....................................     1,686       50,496
  *Pioneer Energy Services Corp........................ 1,901,063   12,547,016
 #*Quicksilver Resources, Inc..........................   860,584    3,330,460
  *Rentech, Inc........................................   506,484    1,306,729
  *REX American Resources Corp.........................   234,850    4,135,708
 #*SEACOR Holdings, Inc................................   457,937   40,165,654
  *SemGroup Corp. Class A..............................   228,253    8,819,696
  #Ship Finance International, Ltd.....................    59,694      918,094
  *Steel Excel, Inc....................................   421,498   10,326,701
  *Stone Energy Corp...................................       700       16,513
 #*Superior Energy Services, Inc....................... 1,217,614   24,754,093
  *Swift Energy Co.....................................   321,767    5,376,727
  *Tesco Corp..........................................    37,064      326,534
  *TETRA Technologies, Inc.............................   818,148    4,377,092
  *TGC Industries, Inc.................................   103,292      760,229
 #*Triangle Petroleum Corp.............................    52,195      333,526
  *U.S. Energy Corp....................................    10,322       18,889
  *Union Drilling, Inc.................................   350,905    2,277,373
  *Unit Corp...........................................    17,927      723,354
 #*USEC, Inc........................................... 2,769,982    1,871,123
  *Warren Resources, Inc...............................     2,345        6,683
  #Western Refining, Inc............................... 1,985,639   49,382,842
 #*Westmoreland Coal Co................................    68,757      706,822
  *Willbros Group, Inc.................................   304,889    1,557,983
                                                                  ------------
Total Energy...........................................            620,584,287
                                                                  ------------
Financials -- (22.6%)
  *1st Constitution Bancorp............................    17,093      153,153
   1st Source Corp.....................................   583,991   12,970,440
  *1st United Bancorp, Inc.............................    71,148      427,599
   Access National Corp................................    39,981      527,349
  *Alexander & Baldwin, Inc............................ 1,217,868   35,232,921
   Alliance Bancorp, Inc. of Pennsylvania..............     2,078       25,778
  *Altisource Portfolio Solutions SA...................   203,040   23,045,040
   Ameriana Bancorp....................................    34,757      229,744
  *American Capital, Ltd............................... 2,720,632   32,076,251
  #American Equity Investment Life Holding Co.......... 1,813,056   20,868,275
 #*American Independence Corp..........................    42,672      212,507
  #American National Insurance Co......................     5,360      391,602
  *American River Bankshares...........................   142,147    1,049,045
  *American Safety Insurance Holdings, Ltd.............   198,970    3,354,634
  *Ameris Bancorp......................................   207,312    2,212,019
 #*AmeriServ Financial, Inc............................   323,958      949,197
  *Anchor Bancorp Wisconsin, Inc.......................    15,494        5,733
   Argo Group International Holdings, Ltd..............   935,011   32,164,378
   ASB Financial Corp..................................     1,733       22,529
   Aspen Insurance Holdings, Ltd.......................   519,670   16,811,324
  #Associated Banc-Corp................................   241,100    3,107,779
  #Astoria Financial Corp.............................. 1,078,431   10,816,663
   Atlantic American Corp..............................   238,675      696,931
  *Atlantic Coast Financial Corp.......................    17,186       34,458

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares     Value+
                                                        --------- -----------
Financials -- (Continued)
 #*AV Homes, Inc.......................................   231,211 $ 3,398,802
  #Baldwin & Lyons, Inc. Class A.......................     3,124      74,039
   Baldwin & Lyons, Inc. Class B.......................   367,343   8,944,802
   Bancorp of New Jersey, Inc..........................       400       4,312
  *Bancorp, Inc. (The).................................   207,040   2,354,045
  #BancorpSouth, Inc...................................   485,854   6,874,834
  *BancTrust Financial Group, Inc......................    98,095     278,590
   Bank Mutual Corp....................................   127,324     574,231
   Bank of Commerce Holdings...........................    13,647      62,503
   BankFinancial Corp..................................   524,139   4,208,836
   Banner Corp.........................................   234,169   6,788,559
   Bar Harbor Bankshares...............................       530      18,794
  *BBCN Bancorp, Inc...................................   160,390   1,913,453
 #*BBX Capital Corp. Class A...........................   263,222   1,721,472
  #BCB Bancorp, Inc....................................    25,972     261,538
 #*BCSB Bancorp, Inc...................................     4,374      61,061
  *Berkshire Bancorp, Inc..............................     4,650      38,688
   Berkshire Hills Bancorp, Inc........................   530,572  12,457,839
  *BNCCORP, Inc........................................    30,988     226,987
  *BofI Holding, Inc...................................    21,644     608,629
   Boston Private Financial Holdings, Inc..............   470,889   4,341,597
  *Bridge Capital Holdings.............................    36,662     548,097
   Brookline Bancorp, Inc..............................   690,868   5,858,561
  *Brunswick Bancorp...................................     1,200       5,970
  #C&F Financial Corp..................................    15,641     613,909
   California First National Bancorp...................   142,816   2,609,248
  *Camco Financial Corp................................    84,743     156,775
  *Cape Bancorp, Inc...................................    36,071     319,589
 #*Capital Bank Financial Corp. Class A................    28,056     491,822
 #*Capital City Bank Group, Inc........................    47,710     484,256
  #Capital Southwest Corp..............................    51,232   5,520,248
  #CapitalSource, Inc.................................. 3,040,784  24,052,601
  #Capitol Federal Financial, Inc......................   169,674   2,020,817
 #*Carolina Bank Holdings, Inc.........................     4,214      32,616
  *Carrollton Bancorp..................................    10,584      59,270
   Cathay General Bancorp.............................. 1,440,669  25,485,435
   Centerstate Banks, Inc..............................    92,160     799,027
   Central Bancorp, Inc................................     7,766     242,532
   Century Bancorp, Inc. Class A.......................    19,731     645,401
   CFS Bancorp, Inc....................................   206,612   1,188,019
   Chemical Financial Corp.............................   703,909  16,555,940
  *Chicopee Bancorp, Inc...............................    38,643     579,259
  *Citizens Community Bancorp, Inc.....................    42,530     236,467
  *Citizens First Corp.................................     5,422      46,494
  *Citizens Republic Bancorp, Inc......................    22,036     399,733
  #CNO Financial Group, Inc............................ 8,673,411  83,091,277
   CoBiz Financial, Inc................................    92,446     659,140
  #Codorus Valley Bancorp, Inc.........................    15,896     243,208
  *Colonial Financial Services, Inc....................     4,224      56,179
 #*Colony Bankcorp, Inc................................    12,037      43,935
   Columbia Banking System, Inc........................   459,997   8,146,547
  *Community Bankers Trust Corp........................       300         837
  *Community West Bancshares...........................    23,717      65,696
 #*CompuCredit Holdings Corp...........................   262,883   1,006,842
  *Consumer Portfolio Services, Inc....................   314,416   1,355,133
  *Cowen Group, Inc. Class A...........................   444,794   1,129,777
   Donegal Group, Inc. Class A.........................   489,931   6,349,506
  #Donegal Group, Inc. Class B.........................    54,693     985,841
   Eagle Bancorp Montana, Inc..........................     1,125      12,094
   Eastern Insurance Holdings, Inc.....................   119,112   2,003,464
  *Eastern Virginia Bankshares, Inc....................    18,814      96,328

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares     Value+
                                                        --------- -----------
Financials -- (Continued)
   ECB Bancorp, Inc....................................    10,525 $   154,402
   EMC Insurance Group, Inc............................   292,000   6,534,960
   Endurance Specialty Holdings, Ltd................... 1,001,612  40,615,367
  #Enterprise Bancorp, Inc.............................     4,006      68,382
   Enterprise Financial Services Corp..................    78,552   1,099,728
   Epoch Holding Corp..................................    42,727     936,576
  #ESB Financial Corp..................................    36,961     498,604
  #ESSA Bancorp, Inc...................................   173,150   1,745,352
   Evans Bancorp, Inc..................................     5,783      93,395
  *Farmers Capital Bank Corp...........................    55,970     668,282
   FBL Financial Group, Inc. Class A...................   791,367  27,009,356
   Federal Agricultural Mortgage Corp. Class A.........     3,592      83,298
   Federal Agricultural Mortgage Corp. Class C.........   245,523   6,916,383
  *Federated National Holding Co.......................   169,778   1,061,112
   Fidelity Bancorp, Inc...............................    19,945     440,585
   Fidelity Southern Corp..............................    32,100     314,257
   Financial Institutions, Inc.........................   180,757   3,441,613
  *First Acceptance Corp...............................   865,637   1,047,421
  #First Advantage Bancorp.............................    20,056     261,330
  #First American Financial Corp....................... 1,345,352  30,606,758
  #First Bancorp.......................................    56,912     594,730
  *First BanCorp.......................................    53,299     225,988
   First Bancorp of Indiana, Inc.......................     5,430      60,436
  #First Bancorp, Inc..................................       658      10,844
 #*First Bancshares, Inc...............................    24,793     139,461
  #First Bancshares, Inc. (The)........................     2,580      27,090
  *First Bank of Delaware..............................    70,003      77,703
   First Business Financial Services, Inc..............    22,900     564,256
  *First California Financial Group, Inc...............    62,319     420,653
  #First Citizens BancShares, Inc. Class A.............    23,135   3,904,031
   First Commonwealth Financial Corp................... 1,265,709   8,290,394
   First Community Bancshares, Inc.....................    80,171   1,200,962
  #First Connecticut Bancorp, Inc......................     4,438      60,756
   First Defiance Financial Corp.......................   200,932   3,556,496
 #*First Federal Bancshares of Arkansas, Inc...........   103,884   1,044,034
  *First Federal of Northern Michigan Bancorp, Inc.....    31,310     147,783
   First Financial Corp................................   160,317   4,904,097
   First Financial Holdings, Inc.......................   160,476   2,262,712
  *First Financial Northwest, Inc......................   207,148   1,636,469
  *First Financial Service Corp........................    16,049      42,530
   First Interstate BancSystem, Inc....................   340,398   5,116,182
  *First Investors Financial Services Group, Inc.......   118,400   1,633,920
   First M&F Corp......................................    75,547     638,372
  *First Marblehead Corp. (The)........................   178,191     167,500
   First Merchants Corp................................   702,079  10,327,582
   First Midwest Bancorp, Inc.......................... 1,154,705  14,283,701
  #First Pactrust Bancorp, Inc.........................   103,874   1,221,558
  *First Place Financial Corp..........................   203,821      14,064
 #*First United Corp...................................    70,785     488,416
   First West Virginia Bancorp.........................     9,110     151,727
   Firstbank Corp......................................    99,156   1,100,632
  *FirstCity Financial Corp............................   221,461   1,791,619
   Flagstone Reinsurance Holdings SA...................   856,015   7,567,173
   Flushing Financial Corp.............................   393,230   6,114,726
  #FNB Corp............................................   882,865   9,473,141
 #*FNB United Corp.....................................     2,298      27,507
   Fox Chase Bancorp, Inc..............................    41,093     639,407
  *Franklin Financial Corp.............................    17,250     297,217
  #Fulton Financial Corp...............................   781,883   7,599,903
 #*Gain Capital Holdings, Inc..........................       420       1,932
   GAINSCO, Inc........................................       100       1,705

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares     Value+
                                                        --------- -----------
Financials -- (Continued)
  *Global Indemnity P.L.C..............................   251,024 $ 5,567,712
  *Guaranty Bancorp....................................   597,744   1,093,872
  *Guaranty Federal Bancshares, Inc....................    32,452     230,409
  *Hallmark Financial Services, Inc....................   435,061   3,319,515
   Hampden Bancorp, Inc................................     8,827     114,310
  *Hanmi Financial Corp................................    12,762     158,375
  #Hanover Insurance Group, Inc. (The).................   510,298  18,426,861
  #Harleysville Savings Financial Corp.................    14,792     251,316
  *Harris & Harris Group, Inc..........................   310,035   1,063,420
   Hawthorn Bancshares, Inc............................    27,110     237,212
   Heartland Financial USA, Inc........................     3,438      98,671
 #*Heritage Commerce Corp..............................   245,777   1,619,670
  #Heritage Financial Corp.............................    54,612     755,284
   Heritage Financial Group, Inc.......................    11,730     156,947
   HF Financial Corp...................................   127,909   1,634,677
  *Hilltop Holdings, Inc............................... 1,336,648  18,165,046
  #Hingham Institution for Savings.....................     1,857     126,183
 #*HMN Financial, Inc..................................   102,799     343,349
  *Home Bancorp, Inc...................................     5,999     113,441
   Home Federal Bancorp, Inc...........................   204,258   2,332,626
  #Homeowners Choice, Inc..............................     6,078     134,932
   HopFed Bancorp, Inc.................................    71,577     561,879
   Horace Mann Educators Corp..........................   876,441  16,836,432
   Horizon Bancorp.....................................    13,458     390,282
  #IBERIABANK Corp.....................................    53,806   2,679,001
  *ICG Group, Inc......................................   783,949   8,215,786
 #*Imperial Holdings, Inc..............................    10,932      38,481
  #Independence Holding Co.............................   267,078   2,334,262
 #*Independent Bank Corp...............................    64,970     223,497
   Infinity Property & Casualty Corp...................   478,528  27,328,734
  #International Bancshares Corp.......................   512,544   9,302,674
  *Intervest Bancshares Corp. Class A..................   169,808     704,703
  *Investment Technology Group, Inc....................   365,575   3,085,453
  #Investors Title Co..................................    43,302   2,840,611
  *Jacksonville Bancorp, Inc...........................    12,519      10,641
  #Janus Capital Group, Inc............................ 2,649,098  22,517,333
  *Jefferson Bancshares, Inc...........................    30,773      91,088
   JMP Group, Inc......................................    29,537     163,635
   Kaiser Federal Financial Group, Inc.................     7,352     113,441
   Kemper Corp......................................... 1,575,685  48,846,235
  *Knight Capital Group, Inc. Class A.................. 1,355,234   3,564,265
   Lake Shore Bancorp, Inc.............................       697       7,305
  #Lakeland Bancorp, Inc...............................   137,362   1,364,005
   Landmark Bancorp, Inc...............................    23,219     475,990
  #LNB Bancorp, Inc....................................   215,712   1,287,801
  *Louisiana Bancorp, Inc..............................     1,005      16,452
  *LSB Financial Corp..................................    14,699     290,305
 #*Macatawa Bank Corp..................................   153,164     473,277
 #*Magyar Bancorp, Inc.................................    36,773     177,981
   Maiden Holdings, Ltd................................   757,487   6,400,765
   MainSource Financial Group, Inc.....................   508,409   6,365,281
 #*Malvern Bancorp, Inc................................     1,888      20,296
   Marlin Business Services Corp.......................   345,056   7,794,815
  *Maui Land & Pineapple Co., Inc......................    12,148      26,726
  #Mayflower Bancorp, Inc..............................    10,823      97,732
   MB Financial, Inc................................... 1,391,450  28,190,777
 #*MBIA, Inc........................................... 3,627,943  35,916,636
 #*MBT Financial Corp..................................   335,703     966,825
   MCG Capital Corp.................................... 2,430,572  11,326,466
   Meadowbrook Insurance Group, Inc.................... 1,522,479   8,556,332
   Medallion Financial Corp............................   356,644   4,461,616

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares     Value+
                                                        --------- -----------
Financials -- (Continued)
 #*Mercantile Bank Corp................................    95,648 $ 1,581,061
   Meta Financial Group, Inc...........................    49,767   1,182,464
  *Metro Bancorp, Inc..................................   401,692   5,213,962
 #*MetroCorp Bancshares, Inc...........................    97,187     985,476
 #*MGIC Investment Corp................................ 4,775,214   8,213,368
   MicroFinancial, Inc.................................   220,012   1,733,695
   Mid Penn Bancorp, Inc...............................     4,664      47,573
  #MidWestOne Financial Group, Inc.....................    16,034     323,887
   Montpelier Re Holdings, Ltd......................... 2,238,256  51,188,915
  #MSB Financial Corp..................................     3,087      19,510
   MutualFirst Financial, Inc..........................   140,766   1,711,715
   National Penn Bancshares, Inc....................... 1,469,944  13,126,600
   National Security Group, Inc........................    11,290      94,497
   National Western Life Insurance Co. Class A.........    65,017   9,126,436
   Naugatuck Valley Financial Corp.....................     3,280      24,370
  *Navigators Group, Inc. (The)........................   463,670  24,611,604
   Nelnet, Inc. Class A................................   431,721  10,538,310
  *New Century Bancorp, Inc............................    40,342     215,830
   New England Bancshares, Inc.........................     5,058      72,987
   New Hampshire Thrift Bancshares, Inc................    90,405   1,191,538
  *NewBridge Bancorp...................................   252,836   1,089,723
  *Newport Bancorp, Inc................................     2,848      47,576
  *NewStar Financial, Inc..............................   491,006   6,137,575
  *North Valley Bancorp................................     6,860      95,491
   Northeast Bancorp...................................    13,957     133,010
   Northeast Community Bancorp, Inc....................    10,981      59,517
   Northrim Bancorp, Inc...............................   137,999   3,109,117
   Northway Financial, Inc.............................     7,009      86,071
  #Northwest Bancshares, Inc...........................   714,286   8,500,003
   Norwood Financial Corp..............................       459      14,573
   Ocean Shore Holding Co..............................    18,712     248,682
   Old National Bancorp................................    74,462     913,649
 #*Old Second Bancorp, Inc.............................   317,787     444,902
  *OmniAmerican Bancorp, Inc...........................    12,064     276,145
   OneBeacon Insurance Group, Ltd. Class A.............    91,739   1,238,476
   Oppenheimer Holdings, Inc. Class A..................    45,891     747,105
   Oriental Financial Group, Inc.......................   519,911   6,124,552
   Osage Bancshares, Inc...............................       500       5,475
   Pacific Continental Corp............................    42,484     394,676
  *Pacific Mercantile Bancorp..........................   149,626   1,072,818
  *Pacific Premier Bancorp, Inc........................   137,527   1,543,053
  *Park Sterling Corp..................................   700,021   3,500,105
  *Patriot National Bancorp............................    76,824     116,772
   Peoples Bancorp.....................................    14,576     282,774
   Peoples Bancorp of North Carolina...................    31,580     315,800
  #Peoples Bancorp, Inc................................   289,027   6,156,275
 #*PHH Corp............................................ 1,987,912  41,368,449
 #*Phoenix Cos, Inc. (The).............................   100,169   3,019,094
  *PICO Holdings, Inc..................................   118,586   2,625,494
   Pinnacle Bancshares, Inc............................    17,681     201,121
  *Pinnacle Financial Partners, Inc....................   731,655  14,303,855
  *Piper Jaffray Cos., Inc.............................   341,899   9,179,988
   Platinum Underwriters Holdings, Ltd.................   688,769  30,581,344
  *Popular, Inc........................................   846,154  16,356,157
  *Porter Bancorp, Inc.................................     8,106      11,835
 #*Preferred Bank......................................    38,495     547,014
   Premier Financial Bancorp, Inc......................    79,789     763,581
   Presidential Life Corp..............................   795,277  11,117,972
 #*Princeton National Bancorp, Inc.....................    13,151       1,841
  #PrivateBancorp, Inc.................................   323,593   5,229,263
  #Protective Life Corp................................   402,300  10,982,790

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares     Value+
                                                        --------- -----------
Financials -- (Continued)
   Provident Financial Holdings, Inc...................   192,064 $ 2,836,785
   Provident Financial Services, Inc................... 2,329,292  34,939,380
   Provident New York Bancorp.......................... 1,097,419  10,019,435
  *Prudential Bancorp, Inc. of Pennsylvania............       100         660
 #*PSB Holdings, Inc...................................     2,619      12,165
  #Pulaski Financial Corp..............................   233,961   2,002,706
   QC Holdings, Inc....................................     1,979       6,689
  #QCR Holdings, Inc...................................     2,479      35,822
  #Radian Group, Inc................................... 3,406,246  15,975,294
   Renasant Corp.......................................   511,581   9,418,206
   Republic Bancorp, Inc. Class A......................    11,199     242,122
  *Republic First Bancorp, Inc.........................    77,655     165,405
   Resource America, Inc. Class A......................   295,446   1,997,215
  *Riverview Bancorp, Inc..............................   230,437     380,221
  *Royal Bancshares of Pennsylvania, Inc. Class A......     8,282      16,564
  *Rurban Financial Corp...............................    33,863     243,814
  #S&T Bancorp, Inc....................................     3,608      63,393
  *Safeguard Scientifics, Inc..........................   236,852   3,754,104
   Safety Insurance Group, Inc.........................   386,423  17,910,706
   Salisbury Bancorp, Inc..............................     2,455      62,774
   Sandy Spring Bancorp, Inc...........................   321,002   6,137,558
  *Savannah Bancorp, Inc. (The)........................    12,023     116,623
   SeaBright Holdings, Inc.............................   626,406   6,871,674
  *Seacoast Banking Corp. of Florida...................    83,386     133,418
  *Security National Financial Corp. Class A...........    11,775      57,698
  #Selective Insurance Group, Inc...................... 1,837,838  33,981,625
   Shore Bancshares, Inc...............................    15,816      89,360
   SI Financial Group, Inc.............................     7,200      79,200
  *Siebert Financial Corp..............................    50,658      80,040
   Sierra Bancorp......................................    14,475     162,844
   Simmons First National Corp. Class A................    48,561   1,208,683
   Somerset Hills Bancorp..............................     1,227      10,393
   South Street Financial Corp.........................    11,002      55,010
  *Southcoast Financial Corp...........................    93,426     437,234
  *Southern Connecticut Bancorp, Inc...................    27,966      30,483
  *Southern First Bancshares, Inc......................    61,052     604,415
   Southern Missouri Bancorp, Inc......................       384       9,312
   Southern National Bancorp of Virginia, Inc..........     5,903      48,050
  *Southwest Bancorp, Inc..............................   364,220   3,929,934
   Southwest Georgia Financial Corp....................     1,652      14,835
  #StanCorp Financial Group, Inc.......................   344,649  11,838,693
   State Auto Financial Corp...........................   818,685  13,213,576
   StellarOne Corp.....................................   461,594   6,333,070
  #Stewart Information Services Corp...................   541,855  12,636,059
  *Stratus Properties, Inc.............................   122,308   1,125,234
 #*Suffolk Bancorp.....................................    12,732     191,235
   Summit State Bank...................................     8,558      60,591
  *Sun Bancorp, Inc....................................   596,946   1,844,563
  #Susquehanna Bancshares, Inc......................... 4,754,073  49,299,737
  *Sussex Bancorp......................................    22,778     135,529
  *SWS Group, Inc......................................     1,900      10,811
   Symetra Financial Corp..............................   601,855   7,192,167
   Synovus Financial Corp..............................   245,650     601,842
 #*Taylor Capital Group, Inc...........................    98,829   1,846,126
   Teche Holding Co....................................    14,319     573,906
   TF Financial Corp...................................    73,202   1,639,725
  #Thomas Properties Group, Inc........................    38,916     207,811
  *Timberland Bancorp, Inc.............................   186,434   1,155,891
  #Tompkins Financial Corp.............................        89       3,603
   Tower Financial Corp................................    33,913     401,869
   Tower Group, Inc....................................   531,519   9,577,972

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        Shares       Value+
                                                       --------- --------------
Financials -- (Continued)
  #TowneBank..........................................    80,210 $    1,248,870
  *Transcontinental Realty Investors, Inc.............     2,293         10,318
  *Tree.com, Inc......................................   132,521      1,914,928
  #Umpqua Holdings Corp............................... 3,734,973     45,155,824
  #Unico American Corp................................   145,800      1,660,662
   Union First Market Bankshares Corp.................   179,258      2,814,351
  *United Bancshares, Inc.............................     9,093         86,202
   United Community Bancorp...........................     4,284         28,660
  *United Community Banks, Inc........................   163,415      1,421,710
  *United Community Financial Corp....................   442,965      1,687,697
  #United Financial Bancorp, Inc......................   214,553      3,297,680
   United Fire Group, Inc.............................   862,595     20,503,883
 #*United Security Bancshares.........................     8,287         24,862
  *Unity Bancorp, Inc.................................    51,891        316,535
   Universal Insurance Holdings, Inc..................   233,504        922,341
   Univest Corp. of Pennsylvania......................     5,036         85,209
  *Virginia Commerce Bancorp, Inc.....................   319,097      2,922,929
  *Virtus Investment Partners, Inc....................        94          9,024
  #VSB Bancorp, Inc...................................       833          8,859
  #Washington Federal, Inc............................ 1,534,317     25,745,839
  *Waterstone Financial, Inc..........................    87,893        474,622
  #Wayne Savings Bancshares, Inc......................    21,613        194,517
  #Webster Financial Corp............................. 1,831,262     40,287,764
  #WesBanco, Inc......................................   706,789     15,549,358
  #West Bancorporation, Inc...........................    88,199        962,251
 #*Western Alliance Bancorp...........................    26,916        276,158
   Westfield Financial, Inc...........................   327,281      2,385,878
   White River Capital, Inc...........................     7,843        177,448
  #Wintrust Financial Corp............................ 1,249,333     46,162,854
  *WSB Holdings, Inc..................................    81,150        462,555
   WSFS Financial Corp................................    20,097        851,208
  #WVS Financial Corp.................................     1,740         15,225
  *Yadkin Valley Financial Corp.......................   102,821        329,027
                                                                 --------------
Total Financials......................................            1,800,407,682
                                                                 --------------

Health Care -- (3.8%)
  *Addus HomeCare Corp................................     8,420         45,721
 #*Affymetrix, Inc....................................   862,603      2,734,452
  *Albany Molecular Research, Inc.....................   903,154      3,197,165
 #*Alere, Inc.........................................    82,601      1,585,939
  *Allied Healthcare Products, Inc....................   207,331        566,014
  *Almost Family, Inc.................................    50,449      1,045,808
  *Alphatec Holdings, Inc.............................   166,651        286,640
 #*Amedisys, Inc......................................   484,732      5,351,441
  *American Shared Hospital Services..................    87,469        261,532
  *Amsurg Corp........................................   391,822     11,174,763
  *AngioDynamics, Inc.................................   717,462      7,698,367
  *Anika Therapeutics, Inc............................   207,695      2,328,261
  *Ariad Pharmaceuticals, Inc.........................   405,182      8,731,672
  *Arqule, Inc........................................     3,800          9,538
   Arrhythmia Research Technology, Inc................     5,407         13,355
   Assisted Living Concepts, Inc. Class A.............   303,533      2,400,946
  *Astex Pharmaceuticals, Inc.........................    64,804        154,234
  *Bioanalytical Systems, Inc.........................    32,200         37,352
  *BioClinica, Inc....................................    19,152        120,083
  *Cambrex Corp.......................................   100,678      1,216,190
  *Capital Senior Living Corp.........................   755,623     12,150,418
  *CardioNet, Inc.....................................   103,014        250,324
  *Chindex International, Inc.........................     6,715         69,635
 #*Community Health Systems, Inc......................    10,849        297,480
   CONMED Corp........................................   841,329     23,271,160

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares      Value+
                                                        --------- ------------
Health Care -- (Continued)
  *Cross Country Healthcare, Inc.......................   936,911 $  4,122,408
   CryoLife, Inc.......................................   394,254    2,440,432
  *Cutera, Inc.........................................   410,433    3,041,309
  *Cynosure, Inc. Class A..............................   154,644    4,073,323
   Daxor Corp..........................................     8,579       69,404
  *Digirad Corp........................................   253,185      544,348
  *DUSA Pharmaceuticals, Inc...........................   124,240      852,286
 #*Endologix, Inc......................................     8,310      111,853
  *Enzo Biochem, Inc...................................   506,999    1,013,998
 #*FAB Universal Corp..................................     5,333       19,199
  *Five Star Quality Care, Inc.........................   784,522    4,126,586
  *Future Healthcare of America........................     5,333        1,040
  *Gentiva Health Services, Inc........................   662,400    6,226,560
  *Greatbatch, Inc.....................................   561,943   12,351,507
  *Harvard Bioscience, Inc.............................   171,352      688,835
  *Health Net, Inc.....................................    23,104      497,198
  *Healthways, Inc.....................................   221,470    2,154,903
 #*Incyte Corp.........................................   106,209    1,695,096
   Invacare Corp.......................................   743,224   10,145,008
  *Iridex Corp.........................................    89,682      356,934
   Kewaunee Scientific Corp............................    68,740      775,387
  *Kindred Healthcare, Inc............................. 1,461,682   14,324,484
 #*Lannet Co., Inc.....................................   278,734    1,229,217
   LeMaitre Vascular, Inc..............................    72,587      435,522
  *LHC Group, Inc......................................    70,432    1,233,969
  *LifePoint Hospitals, Inc............................ 1,931,002   68,241,611
  #Maxygen, Inc........................................   701,698    1,712,143
  *MedAssets, Inc......................................    17,474      309,814
 .*MedCath Corp........................................   622,045      852,202
  *Medical Action Industries, Inc......................    37,865      111,702
 #*MediciNova, Inc.....................................    18,700       39,644
  *Misonix, Inc........................................   131,503      581,243
  *Molina Healthcare, Inc..............................    43,366    1,087,186
  *Myrexis, Inc........................................    90,613      217,471
  *Natus Medical, Inc..................................    28,902      326,593
  *Palomar Medical Technologies, Inc...................    45,700      394,391
  *PDI, Inc............................................   296,140    2,028,559
  *PharMerica Corp.....................................   193,908    2,369,556
   Psychemedics Corp...................................       365        4,176
  *RadNet, Inc.........................................   290,896      756,330
  *Retractable Technologies, Inc.......................    39,828       46,599
  *RTI Biologics, Inc..................................   618,908    2,512,766
  *Skilled Healthcare Group, Inc. Class A..............   155,151    1,205,523
 #*Stereotaxis, Inc....................................     2,235        3,934
  *Strategic Diagnostics, Inc..........................   252,442      287,784
  *Sucampo Pharmaceuticals, Inc. Class A...............   300,732    1,500,653
  *Sun Healthcare Group, Inc...........................   118,040      998,618
  *SunLink Health Systems, Inc.........................    49,977       52,476
 #*SurModics, Inc......................................    20,017      359,906
  *Symmetry Medical, Inc...............................   813,399    7,450,735
 #*Synageva BioPharma Corp.............................    52,374    2,214,373
  *Theragenics Corp....................................   560,030      856,846
  *Triple-S Management Corp. Class B...................   544,290    9,818,992
 #*Universal American Corp............................. 1,951,092   17,637,872
 #*ViroPharma, Inc.....................................   907,177   22,906,219
 #*Wright Medical Group, Inc...........................    13,870      281,838
  *Xstelos Holdings, Inc...............................   251,700      415,305
                                                                  ------------
Total Health Care......................................            305,112,356
                                                                  ------------

Industrials -- (15.2%)
  *A.T. Cross Co. Class A..............................   288,550    2,732,568

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares     Value+
                                                        --------- -----------
Industrials -- (Continued)
   AAR Corp............................................ 1,115,033 $16,825,848
  *Accuride Corp.......................................    74,804     199,727
   Aceto Corp..........................................   576,680   5,778,334
   Acme United Corp....................................     2,707      30,670
  #Acorn Energy, Inc...................................   145,686   1,239,788
  *Aegion Corp.........................................   149,385   2,759,141
 #*AeroCentury Corp....................................    31,474     396,258
  *Aerosonic Corp......................................    38,623     126,297
  *Air Transport Services Group, Inc...................   696,833   2,682,807
   Aircastle, Ltd...................................... 1,484,095  16,517,977
   Alamo Group, Inc....................................   305,436  10,232,106
 .*Allied Defense Group, Inc. (The)....................   118,807     635,617
   Allied Motion Technologies, Inc.....................    44,049     284,116
  #Amerco, Inc.........................................   346,723  40,060,375
  *American Railcar Industries, Inc....................   520,520  15,292,878
  *American Reprographics Co...........................    71,037     272,072
   Ampco-Pittsburgh Corp...............................    40,192     709,791
  *AMREP Corp..........................................     7,278      47,307
   Apogee Enterprises, Inc.............................   268,326   5,465,801
   Argan, Inc..........................................     3,457      61,500
   Arkansas Best Corp..................................   681,512   5,486,172
  *Ascent Solar Technologies, Inc......................   120,839      98,484
 #*Asset Acceptance Capital Corp.......................   103,233     658,627
   Asta Funding, Inc...................................   222,308   2,085,249
 #*Atlas Air Worldwide Holdings, Inc...................   660,670  36,330,243
  *Avalon Holding Corp. Class A........................    51,820     207,280
 #*Avis Budget Group, Inc.............................. 4,147,655  68,560,737
   Baltic Trading, Ltd.................................    61,833     210,851
   Barrett Business Services, Inc......................    83,347   2,486,241
  *BlueLinx Holdings, Inc..............................   616,500   1,300,815
  #Briggs & Stratton Corp.............................. 1,328,231  26,232,562
 #*Builders FirstSource, Inc...........................   600,472   3,308,601
  *CAI International, Inc..............................    63,102   1,398,340
  *Casella Waste Systems, Inc. Class A.................    14,929      68,375
 #*CBIZ, Inc...........................................   119,834     661,484
   CDI Corp............................................   391,611   6,731,793
  #CECO Environmental Corp.............................   123,307   1,091,267
   Ceradyne, Inc.......................................   605,731  21,176,356
  *Champion Industries, Inc............................   359,015      71,803
  #Chicago Rivet & Machine Co..........................    28,248     520,893
   Comfort Systems USA, Inc............................    19,564     213,248
  *Commercial Vehicle Group, Inc.......................    42,563     323,053
   CompX International, Inc............................    67,191     942,690
  *Consolidated Graphics, Inc..........................   151,988   4,485,166
   Courier Corp........................................    65,087     784,298
  *Covenant Transportation Group, Inc. Class A.........   200,797     931,698
  *CPI Aerostructures, Inc.............................     6,457      71,092
  *CRA International, Inc..............................    65,831   1,102,011
   Curtiss-Wright Corp.................................   506,559  15,637,476
  *Dolan Co. (The).....................................   244,492   1,131,998
  *Ducommun, Inc.......................................   301,596   4,113,769
  *Dycom Industries, Inc...............................   506,590   7,213,842
 #*Eagle Bulk Shipping, Inc............................   452,570   1,339,607
  #Eastern Co. (The)...................................    69,790   1,116,640
   Ecology & Environment, Inc. Class A.................    35,051     430,076
   Encore Wire Corp....................................   275,597   8,504,923
  *Energy Recovery, Inc................................    27,016      80,238
  *EnergySolutions, Inc................................   747,043   2,136,543
  *EnerSys, Inc........................................   481,546  16,603,706
   Ennis, Inc..........................................   756,230  11,570,319
   ESCO Technologies, Inc..............................    54,767   2,050,476

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED



                                                          Shares     Value+
                                                        ---------- -----------
Industrials -- (Continued)
  *Esterline Technologies Corp.........................  1,171,847 $67,721,038
  *Federal Signal Corp.................................    994,659   5,739,182
  *Franklin Covey Co...................................    213,563   2,567,027
   FreightCar America, Inc.............................      5,694     109,609
  *Frozen Food Express Industries......................    425,858     749,510
 #*FTI Consulting, Inc.................................     63,087   1,637,739
   G & K Services, Inc. Class A........................    617,510  19,914,697
  #GATX Corp...........................................  1,710,701  70,925,663
 #*Genco Shipping & Trading, Ltd.......................  1,006,485   3,059,714
  *Gencor Industries, Inc..............................     35,002     251,664
 #*General Cable Corp..................................  1,261,950  36,003,433
   Geo Group, Inc. (The)...............................    787,735  21,836,014
  *GeoEye, Inc.........................................     18,953     594,556
  *Gibraltar Industries, Inc...........................    837,553  10,435,910
  *GP Strategies Corp..................................    159,129   3,063,233
  #Granite Construction, Inc...........................    327,627   9,897,612
   Great Lakes Dredge & Dock Corp......................  1,242,484   9,877,748
  *Greenbrier Cos., Inc................................    593,434  10,331,686
   Griffon Corp........................................  1,436,548  14,580,962
   H&E Equipment Services, Inc.........................    399,542   6,081,029
   Hardinge, Inc.......................................    240,769   2,499,182
  *Hawaiian Holdings, Inc..............................    163,284     968,274
  *Hill International, Inc.............................     42,749     144,919
  *Hudson Global, Inc..................................    390,250   1,576,610
  *Hurco Cos., Inc.....................................    122,104   2,805,950
 #*Hyster-Yale Materials Handling, Inc.................    151,646   6,229,618
  *Hyster-Yale Materials Handling, Inc. Class B........    151,646   6,229,618
  *ICF International, Inc..............................     61,472   1,128,011
  *Innotrac Corp.......................................    111,236     232,483
   Insteel Industries, Inc.............................    200,040   2,320,464
  *Integrated Electrical Services, Inc.................        900       4,860
  *Intelligent Systems Corp............................     27,446      41,169
   International Shipholding Corp......................    220,292   3,683,282
  #Intersections, Inc..................................    177,856   1,652,282
 #*JetBlue Airways Corp................................ 10,210,930  54,015,820
  *JPS Industries, Inc.................................     42,199     264,799
  *Kadant, Inc.........................................    409,129   9,937,743
 #*KAR Auction Services, Inc...........................    100,861   2,017,220
   Kelly Services, Inc. Class A........................    870,810  11,573,065
   Kelly Services, Inc. Class B........................        567       7,751
  *Key Technology, Inc.................................     10,099      88,063
   Kimball International, Inc. Class B.................    747,079   8,920,123
  *Korn/Ferry International............................     70,416     942,870
 #*Kratos Defense & Security Solutions, Inc............     67,078     369,600
   L.B. Foster Co. Class A.............................     45,422   1,499,380
   L.S. Starrett Co. Class A (The).....................    183,253   2,101,912
   Lawson Products, Inc................................    201,534   1,432,907
  *Layne Christensen Co................................    484,173  10,792,216
  *LMI Aerospace, Inc..................................     83,203   1,670,716
   LSI Industries, Inc.................................    196,217   1,330,351
  *Lydall, Inc.........................................    417,771   5,393,424
  *Magnetek, Inc.......................................     34,502     396,083
   Marten Transport, Ltd...............................    544,677  10,076,524
  *Mastech Holdings, Inc...............................     47,872     236,966
   Matson, Inc.........................................  1,223,004  25,988,835
   McGrath RentCorp....................................     63,508   1,667,720
  *Meritor, Inc........................................     76,805     339,478
  *Metalico, Inc.......................................    143,374     305,387
  *MFRI, Inc...........................................    204,452   1,124,486
  *Michael Baker Corp..................................     40,435     914,235
   Miller Industries, Inc..............................    295,416   4,534,636

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         Shares     Value+
                                                        --------- -----------
Industrials -- (Continued)
 #*Mobile Mini, Inc.................................... 1,116,137 $19,443,107
  *Moog, Inc. Class A..................................    38,632   1,429,770
   Mueller Water Products, Inc. Class A................ 3,764,760  19,614,400
   Multi-Color Corp....................................    21,969     499,136
  *National Patent Development Corp....................   130,440     352,188
  *National Technical Systems, Inc.....................   150,745   1,210,482
  *Navigant Consulting, Inc............................   389,848   4,050,521
  #NL Industries, Inc..................................   170,882   1,737,870
  *NN, Inc.............................................   480,726   3,980,411
  *Northwest Pipe Co...................................   243,904   5,604,914
 #*Ocean Power Technologies, Inc.......................    88,447     219,349
  *On Assignment, Inc..................................   277,785   5,300,138
  *Orbital Sciences Corp...............................     9,579     128,359
  *Orion Energy Systems, Inc...........................    51,318      84,162
  *Orion Marine Group, Inc.............................    72,596     485,667
  *Oshkosh Corp........................................   248,593   7,452,818
   P.A.M. Transportation Services, Inc.................   150,056   1,493,057
  *Park-Ohio Holdings Corp.............................   123,267   2,726,666
  *Patrick Industries, Inc.............................   125,616   2,219,635
  *Patriot Transportation Holding, Inc.................     7,369     206,332
  *PGT, Inc............................................    80,347     347,099
  *Pike Electric Corp..................................   127,262   1,159,357
 #*Plug Power, Inc.....................................    10,100       7,474
  *PowerSecure International, Inc......................   296,322   1,914,240
   Preformed Line Products Co..........................    44,160   2,378,899
   Providence & Worcester Railroad Co..................    88,450   1,282,525
 #*Quad/Graphics, Inc..................................    95,731   1,754,749
  *Quality Distribution, Inc...........................   182,486   1,569,380
  *RCM Technologies, Inc...............................   215,529   1,202,652
 #*Republic Airways Holdings, Inc...................... 1,546,546   7,222,370
  *Rush Enterprises, Inc. Class A......................   838,376  15,929,144
  *Rush Enterprises, Inc. Class B......................   332,305   5,772,138
  *Saia, Inc...........................................   427,241   9,655,647
   Schawk, Inc.........................................   118,374   1,460,735
  *Seaboard Corp.......................................    18,588  42,405,362
   Servotronics, Inc...................................    15,025     118,247
   SIFCO Industries, Inc...............................    68,152   1,141,546
   SkyWest, Inc........................................ 1,619,551  17,734,083
  *SL Industries, Inc..................................    28,931     405,034
  *Sparton Corp........................................   312,728   4,221,828
   Standex International Corp..........................   232,682  10,759,216
  *Sterling Construction Co., Inc......................   166,547   1,482,268
  *Supreme Industries, Inc. Class A....................   168,512     596,532
  *SYKES Enterprises, Inc..............................   123,833   1,686,605
   Sypris Solutions, Inc...............................   278,004   1,751,425
  *Tecumseh Products Co. Class A.......................   409,492   2,059,745
  *Tecumseh Products Co. Class B.......................    59,184     307,757
 #*Terex Corp..........................................    42,554     959,593
 #*Titan Machinery, Inc................................       910      21,522
  *TMS International Corp. Class A.....................     4,398      46,091
 #*Transcat, Inc.......................................    58,439     303,298
  *TRC Cos., Inc.......................................   317,118   2,286,421
  #Trinity Industries, Inc............................. 1,061,083  33,190,676
 #*Tufco Technologies, Inc.............................    35,571     163,982
  *Tutor Perini Corp................................... 1,062,435  10,773,091
  #Twin Disc, Inc......................................    84,459   1,280,398
  *Ultralife Corp......................................   140,452     431,188
   UniFirst Corp.......................................   163,315  11,361,825
   Universal Forest Products, Inc......................   612,004  23,562,154
  *Universal Power Group, Inc..........................     4,455       9,623
  *Universal Security Instruments, Inc.................    34,941     153,740

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        Shares       Value+
                                                       --------- --------------
Industrials -- (Continued)
  *USA Truck, Inc.....................................   305,326 $      870,179
  *Versar, Inc........................................    44,403        166,955
   Viad Corp..........................................   456,591      9,684,295
  *Virco Manufacturing Corp...........................    37,692         90,838
  *Volt Information Sciences, Inc.....................   536,504      3,755,528
   VSE Corp...........................................     5,654        133,717
  #Watts Water Technologies, Inc. Class A.............   731,891     29,443,975
  *Willdan Group, Inc.................................    38,985         59,647
  *Willis Lease Finance Corp..........................   294,405      4,186,439
 #*XPO Logistics, Inc.................................     5,190         71,259
                                                                 --------------
Total Industrials.....................................            1,212,228,551
                                                                 --------------

Information Technology -- (11.1%)
  *ADDvantage Technologies Group, Inc.................     4,523          9,317
  *Advanced Energy Industries, Inc....................   152,189      1,797,352
  *Aehr Test Systems..................................    54,035         48,364
  *Aetrium, Inc.......................................   125,600         80,384
  *Agilysys, Inc......................................   502,038      4,101,650
  *Alpha & Omega Semiconductor, Ltd...................   334,940      2,853,689
 #*Amkor Technology, Inc..............................   559,650      2,417,688
  *ANADIGICS, Inc.....................................   282,183        411,987
  *Analysts International Corp........................    20,689         75,515
  *Anaren, Inc........................................   230,325      4,152,760
  *AOL, Inc...........................................   508,201     17,446,540
 #*Arris Group, Inc................................... 1,484,692     20,399,668
 #*AsiaInfo-Linkage, Inc..............................    66,398        663,980
   Astro-Med, Inc.....................................   121,581      1,000,612
  *ATMI, Inc..........................................   122,851      2,426,307
  *Autobytel, Inc.....................................    55,623        221,936
  *Aviat Networks, Inc................................ 1,082,599      2,468,326
  *Avid Technology, Inc...............................   957,665      5,621,494
  #AVX Corp...........................................     4,085         40,196
   Aware, Inc.........................................   661,315      4,027,408
  *Axcelis Technologies, Inc..........................   376,532        345,092
  *AXT, Inc...........................................   190,155        610,398
   Bel Fuse, Inc. Class A.............................    14,272        218,362
   Bel Fuse, Inc. Class B.............................   156,565      2,592,716
  *Benchmark Electronics, Inc......................... 2,338,129     34,651,072
   Black Box Corp.....................................   513,827     11,263,088
  *Blonder Tongue Laboratories, Inc...................    19,745         21,719
  *Blucora, Inc.......................................   886,263     15,553,916
  *Bogen Communications International, Inc............    43,300        181,860
 #*BroadVision, Inc...................................    17,915        142,245
   Brooks Automation, Inc............................. 2,069,400     14,941,068
  *Bsquare Corp.......................................    74,978        221,185
  *BTU International, Inc.............................    17,638         34,394
 #*CACI International, Inc. Class A...................   780,164     39,343,671
  *CalAmp Corp........................................   211,459      1,877,756
 #*Cascade Microtech, Inc.............................   336,101      1,764,530
  *Checkpoint Systems, Inc............................   292,107      2,371,909
  *Chyron International Corp..........................    51,176         38,382
  *CIBER, Inc......................................... 2,032,883      6,342,595
  *Cinedigm Digital Cinema Corp. Class A..............   205,377        306,012
  *Clearfield, Inc....................................    44,712        223,560
 #*Cogo Group, Inc....................................    19,892         51,122
  *Coherent, Inc......................................   669,839     30,578,150
   Cohu, Inc..........................................   715,157      6,293,382
..#*Commerce One LLC...................................    55,600             --
   Communications Systems, Inc........................   152,715      1,582,127
  *Computer Task Group, Inc...........................   129,060      2,406,969
   Comtech Telecommunications Corp....................   559,359     14,079,066

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          Shares     Value+
                                                         --------- -----------
Information Technology -- (Continued)
   Concurrent Computer Corp.............................   137,792 $   720,652
  #Convergys Corp....................................... 4,073,697  68,478,847
 #*CoreLogic, Inc.......................................   267,354   6,363,025
   CSP, Inc.............................................   125,308     630,299
   CTS Corp............................................. 1,225,517  10,147,281
  *CyberOptics Corp.....................................   237,710   1,782,825
  *Data I/O Corp........................................    74,290     141,151
  *Dataram Corp.........................................    36,711      21,292
  *Digi International, Inc..............................   715,704   6,741,932
   Digimarc Corp........................................    34,942     686,261
  *Digital River, Inc...................................   101,409   1,454,205
  *Ditech Networks, Inc.................................   668,258     955,609
 #*Document Security Systems, Inc.......................    17,366      48,277
  *Dot Hill Systems Corp................................   388,477     376,823
  *DSP Group, Inc.......................................   544,920   2,997,060
  *Dynamics Research Corp...............................    54,134     349,164
   EarthLink, Inc....................................... 2,738,968  17,365,057
 #*EchoStar Corp. Class A...............................    42,557   1,351,610
  *Edgewater Technology, Inc............................   298,591   1,039,097
   Electro Rent Corp....................................   545,049   8,568,170
   Electro Scientific Industries, Inc...................   928,603   9,917,480
  *Electronics for Imaging, Inc......................... 1,025,505  17,802,767
 #*EMCORE Corp..........................................    46,627     216,816
  *Emulex Corp..........................................   536,308   3,732,704
  *Entorian Technologies, Inc...........................    34,332      96,130
   EPIQ Systems, Inc....................................   228,264   2,787,103
  *ePlus, Inc...........................................   275,730   9,862,862
  *Exar Corp............................................ 1,071,793   9,163,830
 #*Fairchild Semiconductor International, Inc........... 2,958,679  34,794,065
  *FormFactor, Inc......................................   711,679   3,245,256
  *Frequency Electronics, Inc...........................   218,323   1,831,730
  *Giga-tronics, Inc....................................    10,700      17,976
  *GigOptix, Inc........................................    21,536      37,042
  *Global Cash Access Holdings, Inc.....................   131,815     929,296
  *Globecomm Systems, Inc...............................   290,125   3,147,856
  *GSE Systems, Inc.....................................    19,348      34,633
  *GSI Technology, Inc..................................     4,562      25,502
  *Hackett Group, Inc. (The)............................   192,050     747,074
  *Harmonic, Inc........................................   138,771     602,266
  *Hauppauge Digital, Inc...............................    77,001      70,841
 #*Hutchinson Technology, Inc...........................   662,784     927,898
  *I.D. Systems, Inc....................................   153,839     807,655
  *Identive Group, Inc..................................   104,300     125,160
  *iGo, Inc.............................................   329,304      85,619
  *Ikanos Communications, Inc...........................   128,006     177,928
  *Imation Corp......................................... 1,423,995   6,507,657
  *Insight Enterprises, Inc.............................   899,706  14,548,246
  *Integrated Device Technology, Inc....................    44,769     243,543
  *Integrated Silicon Solution, Inc.....................   360,016   3,078,137
  *Intellicheck Mobilisa, Inc...........................    54,904      80,709
  *Intermec, Inc........................................    95,264     645,890
  *Internap Network Services Corp.......................   633,376   4,338,626
 #*International Rectifier Corp.........................   615,993   9,541,732
   Internet Patents Corp................................    16,755      57,302
  *Interphase Corp......................................    80,067     171,343
   Intersil Corp. Class A...............................   241,324   1,701,334
  *Intevac, Inc.........................................   152,246     761,230
  *IntraLinks Holdings, Inc.............................     7,308      40,852
  *IntriCon Corp........................................    44,161     217,714
  *iPass, Inc...........................................   221,031     428,800
  *Iteris, Inc..........................................   108,667     171,694

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          Shares     Value+
                                                         --------- -----------
Information Technology -- (Continued)
  *IXYS Corp............................................    16,336 $   155,519
  *Kemet Corp...........................................    49,151     223,146
  *Kenexa Corp..........................................   127,696   5,868,908
  *Key Tronic Corp......................................   350,813   3,981,728
   Keynote Systems, Inc.................................   408,542   5,838,065
  *Lattice Semiconductor Corp...........................   590,825   2,292,401
  *LGL Group, Inc. (The)................................     8,402      51,420
  *Limelight Networks, Inc..............................   175,015     369,282
  *Lionbridge Technologies, Inc.........................   213,519     676,855
  *LoJack Corp..........................................   143,632     327,481
  *LookSmart, Ltd.......................................   544,441     446,442
   Loral Space & Communications, Inc....................    88,468   6,958,893
  *Management Network Group, Inc........................    10,673      24,868
   ManTech International Corp. Class A..................    98,073   2,252,737
  #Marchex, Inc. Class B................................   255,488   1,044,946
  *Market Leader, Inc...................................    25,872     175,930
  *Measurement Specialties, Inc.........................     4,496     146,615
 #*MEMSIC, Inc..........................................    65,387     114,427
  *Mercury Computer Systems, Inc........................    19,479     159,630
   Methode Electronics, Inc.............................   795,373   8,049,175
  #MKS Instruments, Inc................................. 1,336,870  31,590,238
  *ModusLink Global Solutions, Inc......................   838,727   2,457,470
 #*Monster Worldwide, Inc...............................   946,345   5,886,266
  *MoSys, Inc...........................................   147,194     594,664
  *Multi-Fineline Electronix, Inc.......................       427       9,027
  *NAPCO Security Technologies, Inc.....................    43,291     145,891
  *NCI, Inc. Class A....................................       531       2,984
 #*NeoPhotonics Corp....................................     6,714      35,248
  *Newport Corp......................................... 1,112,025  12,032,110
  *Novatel Wireless, Inc................................   167,823     276,908
 #*NumereX Corp. Class A................................    89,013   1,021,869
 #*Oclaro, Inc..........................................   411,026     809,721
  *Official Payments Holdings, Inc......................   339,826   1,736,511
 #*OmniVision Technologies, Inc......................... 1,002,898  14,341,441
  *Omtool, Ltd..........................................    16,864      71,672
  *Online Resources Corp................................   770,612   2,219,363
  *Oplink Communications, Inc...........................   123,462   1,834,645
   Optical Cable Corp...................................   169,845     716,746
  *PAR Technology Corp..................................   147,203     787,536
   PC Connection, Inc...................................   869,589   8,948,071
  *PC Mall, Inc.........................................   204,846   1,302,821
   PC-Tel, Inc..........................................   613,025   3,996,923
  *PDF Solutions, Inc...................................   259,280   3,432,867
  *Perceptron, Inc......................................   191,886   1,013,158
  *Performance Technologies, Inc........................   289,576     344,595
  *Pericom Semiconductor Corp...........................   527,494   4,077,529
  *Pervasive Software, Inc..............................   423,799   3,636,195
  *Photronics, Inc...................................... 1,755,657   8,585,163
  *Planar Systems, Inc..................................   427,186     563,886
 #*PMC-Sierra, Inc......................................   228,781   1,070,695
  *Presstek, Inc........................................   220,517     109,156
  *Qualstar Corp........................................   379,283     527,203
 #*QuinStreet, Inc......................................    14,037      85,906
  *Radisys Corp.........................................   223,576     634,956
  *Rainmaker Systems, Inc...............................   186,558     182,827
  *RealNetworks, Inc....................................   649,011   4,913,013
  *Reis, Inc............................................   332,636   3,890,178
  *Relm Wireless Corp...................................   132,563     222,706
   RF Industries, Ltd...................................    63,374     279,479
   Richardson Electronics, Ltd..........................   439,864   5,124,416
   Rimage Corp..........................................    34,876     208,558

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Information Technology -- (Continued)
  *Rofin-Sinar Technologies, Inc........................    15,918 $    289,867
  *Rovi Corp............................................    30,619      414,275
 #*Rubicon Technology, Inc..............................    70,214      610,160
  *Rudolph Technologies, Inc............................    24,077      228,972
  *Saba Software, Inc...................................    32,099      323,558
  *Sanmina-SCI Corp.....................................   166,049    1,476,176
  *SeaChange International, Inc.........................   637,665    5,770,868
  *Selectica, Inc.......................................     3,912       21,242
 #*Sevcon, Inc..........................................     2,400       10,008
  *Sigma Designs, Inc...................................   725,550    4,309,767
  *Sigmatron International, Inc.........................    16,500       72,600
  *Smith Micro Software, Inc............................     7,155        8,944
  *Soundbite Communications, Inc........................    20,972       49,284
  *Spansion, Inc. Class A...............................    54,418      603,496
  *StarTek, Inc.........................................   232,735      674,932
 #*SunPower Corp........................................   223,516      963,354
  *Supertex, Inc........................................    12,845      245,468
  *Support.com, Inc.....................................   814,775    3,780,556
  *Sycamore Networks, Inc...............................   767,662    4,437,086
  *Symmetricom, Inc.....................................   343,144    2,110,336
 #*SYNNEX Corp.......................................... 1,143,432   37,035,762
 #*Tech Data Corp.......................................   704,091   31,198,272
  *TechTarget, Inc......................................   381,921    1,825,582
  *TeleCommunication Systems, Inc. Class A..............   840,028    1,780,859
  *TeleNav, Inc.........................................     1,201        8,455
  #Tellabs, Inc......................................... 2,085,929    6,090,913
   Telular Corp.........................................   363,076    3,627,129
   Tessco Technologies, Inc.............................    86,974    1,809,059
   Tessera Technologies, Inc............................   443,044    6,277,933
   TheStreet, Inc.......................................   448,913      727,239
 #*THQ, Inc.............................................    18,557       52,516
  *Trio-Tech International..............................    39,533       69,973
  *TriQuint Semiconductor, Inc.......................... 1,985,654    9,332,574
  *TSR, Inc.............................................     1,145        4,866
  *TTM Technologies, Inc................................   288,408    2,595,672
  *Ultra Clean Holdings.................................   155,118      718,196
   United Online, Inc................................... 1,379,000    7,391,440
  *UTStarcom Holdings Corp..............................   710,220      703,118
  *Vicon Industries, Inc................................   102,175      301,416
  *Video Display Corp...................................     5,282       18,804
 #*Vishay Intertechnology, Inc.......................... 3,645,686   30,186,280
  *Vishay Precision Group, Inc..........................   253,556    3,308,906
  *Web.com Group, Inc...................................    47,688      752,517
  *Westell Technologies, Inc. Class A...................    71,180      145,207
  *Wireless Ronin Technologies, Inc.....................    78,268       60,266
  *Wireless Telecom Group, Inc..........................   129,294      156,446
  *WPCS International, Inc..............................    37,280       19,013
   Xyratex, Ltd.........................................    44,393      367,130
  *Zygo Corp............................................   408,165    7,600,032
                                                                   ------------
Total Information Technology............................            881,688,057
                                                                   ------------

Materials -- (7.5%)
   A. Schulman, Inc.....................................   610,489   15,665,148
 #*A.M. Castle & Co.....................................   615,558    7,479,030
  *American Biltrite, Inc...............................       110       55,000
  *American Pacific Corp................................   148,845    1,967,731
   American Vanguard Corp...............................    11,285      403,213
   Boise, Inc........................................... 3,345,487   28,068,636
   Buckeye Technologies, Inc............................   666,166   17,453,549
  *Century Aluminum Co.................................. 2,393,447   17,113,146
  #Chase Corp...........................................     1,380       25,433

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Materials -- (Continued)
 #*Coeur d'Alene Mines Corp............................. 1,657,693 $ 51,239,291
  #Commercial Metals Co.................................   834,643   11,484,688
  *Continental Materials Corp...........................    13,260      161,971
  *Core Molding Technologies, Inc.......................   100,454      705,187
  *Ferro Corp...........................................   160,844      423,020
   Friedman Industries, Inc.............................   177,272    1,902,129
   Georgia Gulf Corp....................................   471,817   16,697,604
  *Graphic Packaging Holding Co......................... 5,936,036   35,141,333
   Haynes International, Inc............................     8,282      419,732
  *Headwaters, Inc...................................... 1,166,636    8,388,113
  #Hecla Mining Co......................................   778,639    5,123,445
  *Horsehead Holding Corp...............................   467,379    4,229,780
  #Kaiser Aluminum Corp.................................   632,304   38,304,976
  *KapStone Paper & Packaging Corp......................   139,183    3,057,851
  *Landec Corp..........................................   678,310    7,339,314
 #*Louisiana-Pacific Corp............................... 5,305,120   83,767,845
  *Material Sciences Corp...............................   216,679    1,898,108
   Materion Corp........................................    34,350      719,632
 #*McEwen Mining, Inc...................................   134,208      652,251
  *Mercer International, Inc............................   445,168    3,111,724
 #*Mines Management, Inc................................   118,526      142,231
  *Mod-Pac Corp.........................................    58,115      389,952
 #*Molycorp, Inc........................................    58,488      608,275
   Myers Industries, Inc................................   595,941    8,837,805
   Noranda Aluminum Holding Corp........................    53,313      326,809
 #*Northern Technologies International Corp.............     3,305       36,719
   Olympic Steel, Inc...................................   286,136    5,150,448
  *OM Group, Inc........................................ 1,023,394   20,703,261
   P.H. Glatfelter Co................................... 1,133,716   20,191,482
  *Penford Corp.........................................   266,020    2,048,354
  #PolyOne Corp.........................................   679,288   12,858,922
 #*Resolute Forest Products.............................       600        7,320
  *RTI International Metals, Inc........................   988,953   22,538,239
  #Schnitzer Steel Industries, Inc. Class A.............   379,402   10,816,751
  *Spartech Corp........................................   809,601    6,930,185
 #*Stillwater Mining Co.................................   149,001    1,551,100
   Synalloy Corp........................................    38,452      529,484
 #*Texas Industries, Inc................................    75,570    3,259,334
   Tredegar Corp........................................ 1,206,261   20,470,249
  *Universal Stainless & Alloy Products, Inc............   126,901    4,365,394
   Vulcan International Corp............................    11,100      395,715
   Wausau Paper Corp....................................   387,230    3,202,392
  *Webco Industries, Inc................................     9,290    1,161,250
  #Westlake Chemical Corp............................... 1,074,932   81,759,328
 #*Zoltek Cos., Inc.....................................   864,487    5,921,736
                                                                   ------------
Total Materials.........................................            597,201,615
                                                                   ------------
Other -- (0.0%)
 .*Allen Organ Co. Escrow Shares........................     4,900           --
 .*Big 4 Ranch, Inc.....................................    73,300           --
 .*Concord Camera Corp. Escrow Shares...................    95,952           --
..#*Gerber Scientific, Inc. Escrow Shares................   525,910           --
 .*Petrocorp, Inc. Escrow Shares........................   102,600        6,156
 .*Price Communications Liquidation Trust............... 1,498,306           --
 .*Voyager Learning Co. Escrow Shares...................   103,000           --
                                                                   ------------
Total Other.............................................                  6,156
                                                                   ------------
Telecommunication Services -- (0.3%)
 #*Cincinnati Bell, Inc.................................   851,428    4,435,940
   Consolidated Communications Holdings, Inc............    10,305      159,109
  *General Communications, Inc. Class A.................    27,070      236,592

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       Shares        Value+
                                                     ----------- --------------
Telecommunication Services -- (Continued)
 #*Hawaiian Telcom Holdco, Inc......................       2,773 $       47,335
   IDT Corp. Class B................................      19,306        195,377
 #*Iridium Communications, Inc......................   1,223,081      9,038,569
 #*Leap Wireless International, Inc.................     978,534      5,225,372
 #*NII Holdings, Inc................................     109,419        872,069
  *ORBCOMM, Inc.....................................   1,052,647      3,684,264
   Shenandoah Telecommunications Co.................       1,446         22,731
   USA Mobility, Inc................................      54,783        605,352
                                                                 --------------
Total Telecommunication Services....................                 24,522,710
                                                                 --------------
Utilities -- (0.1%)
   Consolidated Water Co., Ltd......................      84,796        665,649
 #*Dynegy, Inc......................................       3,985         74,519
   Genie Energy, Ltd. Class B.......................      31,652        221,881
  *GenOn Energy, Inc................................   1,180,717      3,034,443
  #Ormat Technologies, Inc..........................     171,950      3,272,208
   SJW Corp.........................................      16,389        397,269
  *Synthesis Energy Systems, Inc....................       1,263          1,630
                                                                 --------------
Total Utilities.....................................                  7,667,599
                                                                 --------------
TOTAL COMMON STOCKS.................................              7,067,365,870
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc................................       1,203         84,611
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
 .*Camco Financial Corp. Rights 11/01/12............      84,743          8,474
 .*Capital Bank Corp. Contingent Value Rights.......      45,703             --
  *Capital Bank Financial Corp. Contingent Value
    Rights..........................................     226,834         49,903
 .*CSF Holding, Inc. Litigation Rights..............      40,500             --
 .*CVR Energy, Inc. Contingent Value Rights.........   1,072,209             --
  *Dynegy, Inc......................................      59,280         96,033
..#*PhotoMedex, Inc. Contingent Value Warrants.......      10,016             --
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17....      24,689             --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17....      24,689             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    154,410
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................  33,889,756     33,889,756
                                                                 --------------
                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@DFA Short Term Investment Fund..................  73,743,297    853,209,950
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $2,319,458
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $2,326,438) to be repurchased at
     $2,251,863..................................... $     2,252      2,251,844
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                855,461,794
                                                                 --------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $7,171,018,202)............................             $7,956,956,441
                                                                 ==============

                         U.S. CORE EQUITY 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares    Value+
                                                           ------- -----------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (12.1%)
  *1-800-FLOWERS.COM, Inc. Class A........................  23,470 $    85,196
   A.H. Belo Corp. Class A................................  12,818      64,090
   Aaron's, Inc...........................................  62,659   1,931,777
  #Abercrombie & Fitch Co. Class A........................  26,120     798,750
   Advance Auto Parts, Inc................................  19,100   1,354,954
  *Aeropostale, Inc.......................................  51,002     609,474
  *AFC Enterprises, Inc...................................   9,824     248,744
  *Amazon.com, Inc........................................  73,170  17,035,439
   Ambassadors Group, Inc.................................   8,122      41,585
 #*AMC Networks, Inc. Class A.............................  38,272   1,788,068
   Amcon Distributing Co..................................     247      15,556
  *American Apparel, Inc..................................     769         815
  #American Eagle Outfitters, Inc......................... 128,014   2,671,652
  #American Greetings Corp. Class A.......................   9,000     154,530
 #*American Public Education, Inc.........................  11,696     426,085
  *America's Car-Mart, Inc................................   7,410     310,183
   Ameristar Casinos, Inc.................................  28,128     513,336
  *ANN, Inc...............................................  31,580   1,110,353
 #*Apollo Group, Inc. Class A.............................  28,534     572,963
   Arbitron, Inc..........................................   9,206     334,730
  *Arctic Cat, Inc........................................   8,461     306,880
   Ark Restaurants Corp...................................   2,390      40,343
  *Asbury Automotive Group, Inc...........................  20,677     655,874
  *Ascena Retail Group, Inc............................... 104,938   2,077,772
  *Ascent Capital Group, Inc. Class A.....................  10,937     650,205
  #Autoliv, Inc...........................................  56,958   3,280,781
 #*AutoNation, Inc........................................  50,529   2,243,488
  *AutoZone, Inc..........................................   8,152   3,057,000
  *Ballantyne Strong, Inc.................................  10,077      40,610
 #*Bally Technologies, Inc................................  27,844   1,389,972
 #*Barnes & Noble, Inc....................................  48,667     819,552
   Bassett Furniture Industries, Inc......................   7,766      89,076
 #*Beasley Broadcast Group, Inc. Class A..................   3,374      16,398
 #*Beazer Homes USA, Inc..................................  11,219     185,001
   bebe stores, Inc.......................................  63,843     258,564
  *Bed Bath & Beyond, Inc.................................  60,100   3,466,568
   Belo Corp. Class A.....................................  76,543     572,542
  #Best Buy Co., Inc...................................... 199,785   3,038,730
   Big 5 Sporting Goods Corp..............................  17,190     153,507
 #*Big Lots, Inc..........................................  41,331   1,203,972
  *Biglari Holdings, Inc..................................   1,185     419,028
 #*BJ's Restaurants, Inc..................................  16,943     559,966
  *Blue Nile, Inc.........................................   3,510     132,573
  *Bluegreen Corp.........................................  17,859     105,904
  #Blyth, Inc.............................................  11,136     254,346
  #Bob Evans Farms, Inc...................................  22,933     873,059
  *Body Central Corp......................................   5,937      59,311
   Bon-Ton Stores, Inc. (The).............................  13,310     163,447
 #*Books-A-Million, Inc...................................   9,373      27,650
 #*BorgWarner, Inc........................................  31,100   2,047,002
   Bowl America, Inc. Class A.............................   1,576      20,133
 #*Boyd Gaming Corp.......................................  47,548     293,371
  *Bravo Brio Restaurant Group, Inc.......................  12,284     162,149
 #*Bridgepoint Education, Inc.............................  31,017     310,170
  #Brinker International, Inc.............................  46,426   1,429,921
   Brown Shoe Co., Inc....................................  34,792     549,018
  #Brunswick Corp.........................................  34,693     818,408
  #Buckle, Inc. (The).....................................  22,683   1,024,591

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
 #*Buffalo Wild Wings, Inc................................  11,655 $   885,197
 #*Build-A-Bear Workshop, Inc.............................  12,106      43,461
 #*Cabela's, Inc..........................................  51,682   2,315,870
  #Cablevision Systems Corp. Class A......................  61,308   1,067,985
  *Cache, Inc.............................................   9,155      25,176
   Callaway Golf Co.......................................  57,359     313,180
  *Cambium Learning Group, Inc............................  45,231      41,160
   Canterbury Park Holding Corp...........................   2,402      24,140
  *Capella Education Co...................................   8,405     262,404
  *Career Education Corp..................................  48,935     166,379
 #*Caribou Coffee Co., Inc................................  12,202     146,058
 #*CarMax, Inc............................................  73,258   2,472,458
  *Carmike Cinemas, Inc...................................  11,059     150,624
   Carnival Corp.......................................... 127,707   4,837,541
   Carriage Services, Inc.................................  12,876     136,872
  *Carrols Restaurant Group, Inc..........................  14,522      93,231
  *Carter's, Inc..........................................  38,805   2,097,798
  *Casual Male Retail Group, Inc..........................  36,849     142,237
   Cato Corp. Class A (The)...............................  18,109     513,933
  *Cavco Industries, Inc..................................   5,893     284,868
   CBS Corp. Class A......................................   9,684     314,730
   CBS Corp. Class B...................................... 181,835   5,891,454
   CEC Entertainment, Inc.................................  11,385     352,935
 #*Central European Media Enterprises, Ltd. Class A.......  30,475     163,346
  *Charles & Colvard, Ltd.................................  12,144      48,455
 #*Charter Communications, Inc. Class A...................  19,359   1,498,580
  #Cheesecake Factory, Inc. (The).........................  35,310   1,167,349
   Cherokee, Inc..........................................   2,252      32,451
  #Chico's FAS, Inc....................................... 116,076   2,159,014
 #*Children's Place Retail Stores, Inc. (The).............  18,401   1,075,170
 #*Chipotle Mexican Grill, Inc............................  10,500   2,672,565
  #Choice Hotels International, Inc.......................  37,644   1,177,881
   Christopher & Banks Corp...............................  19,052      59,442
  *Chromcraft Revington, Inc..............................   2,232       1,475
  #Churchill Downs, Inc...................................  14,299     934,154
  #Cinemark Holdings, Inc.................................  74,366   1,836,097
  *Citi Trends, Inc.......................................  12,429     152,628
  *Clear Channel Outdoor Holdings, Inc. Class A...........  30,501     203,137
   Coach, Inc.............................................  54,357   3,046,710
  *Coast Distribution System, Inc. (The)..................     890       1,753
  *Cobra Electronics Corp.................................   4,559      22,248
 #*Coinstar, Inc..........................................  20,260     951,004
 #*Coldwater Creek, Inc...................................     295       1,224
   Collectors Universe, Inc...............................   3,602      43,224
  #Columbia Sportswear Co.................................  27,723   1,563,577
   Comcast Corp. Class A.................................. 598,894  22,464,514
  #Comcast Corp. Special Class A.......................... 168,043   6,123,487
 #*Conn's, Inc............................................  25,382     642,926
  #Cooper Tire & Rubber Co................................  51,261   1,031,884
   Core-Mark Holding Co., Inc.............................   9,361     448,111
 #*Corinthian Colleges, Inc...............................  64,275     175,471
   Cracker Barrel Old Country Store, Inc..................  15,479     985,238
  *Crocs, Inc.............................................  58,033     731,216
 #*Crown Media Holdings, Inc. Class A.....................  16,884      29,378
   CSS Industries, Inc....................................   2,658      53,426
   CTC Media, Inc......................................... 104,478     876,570
   Culp, Inc..............................................   8,240     104,154
  *Cumulus Media, Inc. Class A............................  18,186      44,738
  *Cybex International, Inc...............................   3,946       9,747
   D.R. Horton, Inc....................................... 217,309   4,554,797
   Dana Holding Corp...................................... 116,452   1,532,508

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   Darden Restaurants, Inc................................  43,224 $2,274,447
 #*Deckers Outdoor Corp...................................  17,706    506,923
  *dELiA*s, Inc...........................................   2,914      3,846
  *Delta Apparel, Inc.....................................   6,441     97,517
   Destination Maternity Corp.............................   8,920    169,123
  #DeVry, Inc.............................................  45,801  1,202,734
 .*DGSE Cos., Inc.........................................   3,733     27,736
  *Dial Global, Inc.......................................   1,559      3,804
  #Dick's Sporting Goods, Inc.............................  27,204  1,360,200
 #*Digital Generation, Inc................................  22,641    210,561
   Dillard's, Inc. Class A................................  38,048  2,929,696
 #*DineEquity, Inc........................................  14,784    926,957
  *DIRECTV................................................ 129,549  6,621,249
 #*Discovery Communications, Inc. Class A.................  29,660  1,750,533
  *Discovery Communications, Inc. Class B.................   1,400     84,574
  *Discovery Communications, Inc. Class C.................  20,654  1,131,426
   DISH Network Corp. Class A.............................  45,446  1,619,241
  *Dixie Group, Inc. (The)................................   3,689     14,608
 #*Dollar General Corp....................................  26,755  1,300,828
  *Dollar Tree, Inc.......................................  74,410  2,966,727
   Domino's Pizza, Inc....................................  37,876  1,538,523
 #*Dorman Products, Inc...................................  23,579    720,338
   Dover Downs Gaming & Entertainment, Inc................   8,520     20,278
  *Dover Motorsports, Inc.................................   3,182      4,709
 #*DreamWorks Animation SKG, Inc. Class A.................  60,417  1,230,694
  *Drew Industries, Inc...................................  14,956    473,657
  #DSW, Inc. Class A......................................  22,960  1,437,066
 #*Dunkin' Brands Group, Inc..............................  35,833  1,110,823
  *E.W. Scripps Co. Class A (The).........................  35,089    372,294
 #*Education Management Corp..............................  52,147    165,827
   Educational Development Corp...........................   1,932      7,651
   Einstein Noah Restaurant Group, Inc....................  10,740    165,718
  *Emerson Radio Corp.....................................  14,810     25,177
 #*Entercom Communications Corp. Class A..................  23,008    149,782
   Entravision Communications Corp. Class A...............  22,881     30,889
   Escalade, Inc..........................................   5,323     27,680
  #Ethan Allen Interiors, Inc.............................  18,400    541,144
  *Ever-Glory International Group, Inc....................   1,700      2,295
  *Exide Technologies.....................................  61,730    188,277
  #Expedia, Inc...........................................  69,202  4,093,298
  *Express, Inc...........................................  28,849    321,089
  #Family Dollar Stores, Inc..............................  32,363  2,134,663
  *Famous Dave's of America, Inc..........................   3,905     30,771
  *Federal-Mogul Corp.....................................  49,874    376,050
  *Fiesta Restaurant Group, Inc...........................  15,027    198,657
   Finish Line, Inc. Class A (The)........................  32,648    679,242
  *Fisher Communications, Inc.............................   4,158    104,948
  *Flanigan's Enterprises, Inc............................     300      2,199
   Flexsteel Industries, Inc..............................   3,267     65,765
   Foot Locker, Inc....................................... 107,787  3,610,865
  #Ford Motor Co.......................................... 620,427  6,923,965
  *Fossil, Inc............................................  23,852  2,077,509
   Fred's, Inc. Class A...................................  29,684    402,218
   Frisch's Restaurants, Inc..............................   2,853     51,012
 #*Fuel Systems Solutions, Inc............................  15,057    244,977
  *Full House Resorts, Inc................................   8,200     25,830
  *Furniture Brands International, Inc....................  25,065     38,099
 #*Gaiam, Inc. Class A....................................   8,701     28,626
  #GameStop Corp. Class A................................. 103,186  2,355,736
   Gaming Partners International Corp.....................   4,515     28,219
  #Gannett Co., Inc....................................... 190,576  3,220,734

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   Gap, Inc. (The)........................................ 163,399 $ 5,836,612
  #Garmin, Ltd............................................  86,064   3,269,571
  *Geeknet, Inc...........................................   3,235      58,780
 #*General Motors Co...................................... 213,726   5,450,013
  *Genesco, Inc...........................................  16,431     941,496
  #Gentex Corp............................................  80,071   1,378,823
  *Gentherm, Inc..........................................  12,178     146,380
   Genuine Parts Co.......................................  42,317   2,648,198
  *G-III Apparel Group, Ltd...............................  16,097     594,945
  *Global Sources, Ltd....................................  11,411      65,271
  #GNC Holdings, Inc. Class A.............................  29,628   1,145,715
  *Goodyear Tire & Rubber Co. (The)....................... 145,359   1,658,546
  *Gordmans Stores, Inc...................................   7,385     111,218
  *Grand Canyon Education, Inc............................  27,429     596,855
  *Gray Television, Inc...................................  33,073      70,446
  *Gray Television, Inc. Class A..........................     600       1,266
  #Group 1 Automotive, Inc................................  18,402   1,141,108
  #Guess?, Inc............................................  56,682   1,404,580
   H&R Block, Inc.........................................  65,722   1,163,279
  *Hallwood Group, Inc. (The).............................     252       1,625
  *Hampshire Group, Ltd...................................     689       2,015
 #*Hanesbrands, Inc.......................................  60,846   2,036,516
   Harley-Davidson, Inc...................................  53,190   2,487,164
  #Harman International Industries, Inc...................  55,488   2,326,612
   Harte-Hanks, Inc.......................................  46,808     260,721
  #Hasbro, Inc............................................  29,448   1,059,834
 #*Hastings Entertainment, Inc............................   1,400       2,800
   Haverty Furniture Cos., Inc............................  14,188     212,962
   Haverty Furniture Cos., Inc. Class A...................   1,608      24,007
  *Heelys, Inc............................................   3,900       8,853
  *Helen of Troy, Ltd.....................................  25,482     770,066
 #*hhgregg, Inc...........................................  27,171     164,113
 #*Hibbett Sports, Inc....................................  13,030     703,490
   Hillenbrand, Inc.......................................  38,151     780,951
  *Hollywood Media Corp...................................   3,425       4,555
   Home Depot, Inc. (The)................................. 297,267  18,246,248
 #*HomeAway, Inc..........................................  24,137     620,562
   Hooker Furniture Corp..................................   8,049     109,788
   Hot Topic, Inc.........................................  30,269     260,313
   HSN, Inc...............................................  37,382   1,944,612
 #*Hyatt Hotels Corp. Class A.............................  28,156   1,027,694
  *Iconix Brand Group, Inc................................  56,141   1,039,170
  #International Game Technology..........................  57,548     738,916
  #International Speedway Corp. Class A...................  21,323     543,737
  #Interpublic Group of Cos., Inc. (The).................. 228,833   2,311,213
  #Interval Leisure Group, Inc............................  37,286     710,671
 #*iRobot Corp............................................  17,015     305,760
  *Isle of Capri Casinos, Inc.............................  28,380     172,550
 #*ITT Educational Services, Inc..........................   8,984     193,066
  #J.C. Penney Co., Inc................................... 124,572   2,990,974
 #*Jack in the Box, Inc...................................  29,383     764,252
  #JAKKS Pacific, Inc.....................................  12,915     166,733
   Jarden Corp............................................  32,967   1,641,757
   John Wiley & Sons, Inc. Class B........................   4,664     202,861
  *Johnson Controls, Inc.................................. 175,316   4,514,387
  *Johnson Outdoors, Inc. Class A.........................   8,183     159,650
   Jones Group, Inc. (The)................................  66,148     781,208
 #*Jos. A. Bank Clothiers, Inc............................  18,052     844,653
  *Journal Communications, Inc. Class A...................  36,057     202,280
 #*K12, Inc...............................................  25,972     531,647
  #KB Home................................................  60,097     960,350

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
  *Kid Brands, Inc........................................  17,697 $    32,032
  *Kirkland's, Inc........................................  12,114     116,173
 #*Kohl's Corp............................................ 138,517   7,380,186
  *Kona Grill, Inc........................................   4,321      38,975
   Koss Corp..............................................   1,533       7,880
  *Krispy Kreme Doughnuts, Inc............................  50,457     374,896
 #*K-Swiss, Inc. Class A..................................  17,924      40,867
  *Lakeland Industries, Inc...............................   3,968      24,205
 #*Lamar Advertising Co. Class A..........................  51,553   2,023,455
  #Las Vegas Sands Corp...................................  73,285   3,403,355
  *Lazare Kaplan International, Inc.......................   1,600       2,504
  *La-Z-Boy, Inc..........................................  44,101     715,318
  *LeapFrog Enterprises, Inc..............................  38,081     336,636
  #Lear Corp..............................................  61,540   2,621,604
  *Learning Tree International, Inc.......................   6,151      35,430
  *Lee Enterprises, Inc...................................  20,446      30,260
  #Leggett & Platt, Inc...................................  91,882   2,437,629
  #Lennar Corp. Class A................................... 110,902   4,155,498
   Lennar Corp. Class B Voting............................  17,482     496,139
  *Libbey, Inc............................................  12,000     215,400
 #*Liberty Global, Inc. Class A...........................  25,840   1,551,175
  *Liberty Global, Inc. Class B...........................     488      29,339
 #*Liberty Global, Inc. Class C...........................  36,642   2,062,578
  *Liberty Interactive Corp. Class A...................... 314,816   6,296,320
  *Liberty Interactive Corp. Class B......................   6,948     135,972
 #*Liberty Media Corp. - Liberty Capital Class A..........  82,494   9,212,105
  *Liberty Media Corp. - Liberty Capital Class B..........   2,392     261,206
  *Liberty Ventures Series A..............................  18,793   1,069,510
  *Liberty Ventures Series B..............................     347      18,211
 #*Life Time Fitness, Inc.................................  35,850   1,609,307
  #Lifetime Brands, Inc...................................   8,749      97,114
   Limited Brands, Inc.................................... 126,640   6,064,790
  *LIN TV Corp. Class A...................................  20,277     113,754
   Lincoln Educational Services Corp......................  13,802      51,205
   Lithia Motors, Inc. Class A............................  17,668     604,246
 #*Live Nation Entertainment, Inc......................... 155,758   1,425,186
 #*LKQ Corp............................................... 152,344   3,182,466
 #*LodgeNet Interactive Corp..............................   8,300       3,652
   Lowe's Cos., Inc....................................... 300,424   9,727,729
 #*Luby's, Inc............................................  18,864     120,541
 #*Lululemon Athletica, Inc...............................  24,936   1,720,833
 #*Lumber Liquidators Holdings, Inc.......................  17,293     965,295
  *M/I Homes, Inc.........................................  14,537     323,448
   Mac-Gray Corp..........................................  10,726     139,438
   Macy's, Inc............................................ 207,226   7,889,094
  *Madison Square Garden Co. Class A (The)................  51,037   2,100,683
  *Maidenform Brands, Inc.................................  19,340     361,851
   Marcus Corp............................................  15,379     167,631
   Marine Products Corp...................................  20,779     123,219
  *MarineMax, Inc.........................................  17,996     148,107
  #Marriott International, Inc............................  56,986   2,078,849
 #*Marriott Vacations Worldwide Corp......................   4,978     195,835
  *Martha Stewart Living Omnimedia Class A................  30,526      88,220
   Mattel, Inc............................................ 102,700   3,777,306
   Matthews International Corp. Class A...................  22,684     652,619
 #*McClatchy Co. Class A (The)............................  46,130     131,471
   McDonald's Corp........................................ 201,938  17,528,218
   McGraw-Hill Cos., Inc. (The)...........................  50,574   2,795,731
   MDC Holdings, Inc......................................  38,883   1,486,886
 #*Media General, Inc. Class A............................  15,715      66,003
   Men's Wearhouse, Inc. (The)............................  41,573   1,363,179

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
  #Meredith Corp..........................................  29,255 $   979,165
  *Meritage Homes Corp....................................  24,770     915,995
 #*MGM Resorts International.............................. 287,387   2,962,960
  *Modine Manufacturing Co................................  29,600     201,280
  *Mohawk Industries, Inc.................................  47,238   3,942,956
  *Monarch Casino & Resort, Inc...........................  11,180     101,962
  #Monro Muffler Brake, Inc...............................  18,783     637,119
  *Morgans Hotel Group Co.................................   1,448       9,340
  #Morningstar, Inc.......................................  32,095   2,021,343
 #*Motorcar Parts of America, Inc.........................   6,795      31,937
   Movado Group, Inc......................................  14,980     474,716
  *MTR Gaming Group, Inc..................................  15,484      54,039
  *Multimedia Games Holding Co., Inc......................   8,600     136,740
   NACCO Industries, Inc. Class A.........................   5,564     281,761
  *Nathan's Famous, Inc...................................   2,974      82,410
   National CineMedia, Inc................................  36,031     557,039
  *Nautilus, Inc..........................................  20,639      57,996
  *Navarre Corp...........................................  14,687      24,821
 #*Netflix, Inc...........................................  12,010     949,871
  *Nevada Gold & Casinos, Inc.............................     700         560
  *New Frontier Media, Inc................................   4,370       8,827
  *New York & Co., Inc....................................  38,991     131,400
 #*New York Times Co. Class A (The)....................... 112,310     918,696
   Newell Rubbermaid, Inc.................................  89,728   1,851,986
  #News Corp. Class A..................................... 450,943  10,786,557
   News Corp. Class B..................................... 132,007   3,215,691
  *Nexstar Broadcasting Group, Inc. Class A...............   5,712      62,089
   NIKE, Inc. Class B.....................................  65,584   5,993,066
  *Nobility Homes, Inc....................................   1,105       5,967
   Nordstrom, Inc.........................................  48,905   2,776,337
  #Nutrisystem, Inc.......................................  18,622     179,330
 #*NVR, Inc...............................................   3,022   2,731,102
  *Office Depot, Inc...................................... 218,776     542,564
   OfficeMax, Inc.........................................  71,373     524,592
  #Omnicom Group, Inc.....................................  50,104   2,400,483
  *Orbitz Worldwide, Inc..................................  47,813     118,098
 #*Orchard Supply Hardware Stores Corp. Class A...........   1,709      21,226
 #*O'Reilly Automotive, Inc...............................  44,614   3,822,528
  *Orient-Express Hotels, Ltd. Class A....................  83,221     976,182
   Outdoor Channel Holdings, Inc..........................  19,806     143,792
 #*Overstock.com, Inc.....................................   7,087     106,872
   Oxford Industries, Inc.................................  10,884     603,844
  *P & F Industries, Inc. Class A.........................     504       2,974
 #*Pacific Sunwear of California, Inc.....................  43,647      74,200
 #*Panera Bread Co. Class A...............................  11,525   1,943,576
  *Papa John's International, Inc.........................  14,777     787,910
 #*Penn National Gaming, Inc..............................  62,010   2,507,064
  #Penske Automotive Group, Inc...........................  71,575   2,190,195
   Pep Boys - Manny, Moe & Jack (The).....................  38,733     386,943
  *Perfumania Holdings, Inc...............................   2,203      12,535
  *Perry Ellis International, Inc.........................  12,837     264,956
  #PetMed Express, Inc....................................  12,014     130,953
  *PetSmart, Inc..........................................  30,672   2,036,314
  #Pier 1 Imports, Inc....................................  70,569   1,439,608
  *Pinnacle Entertainment, Inc............................  36,695     468,228
  #Polaris Industries, Inc................................  21,538   1,819,961
  #Pool Corp..............................................  26,379   1,111,083
  *Premier Exhibitions, Inc...............................   8,500      23,290
  *Priceline.com, Inc.....................................   9,050   5,192,618
  *PulteGroup, Inc........................................ 295,054   5,116,236
   PVH Corp...............................................  41,624   4,578,224

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
  *Q.E.P. Co., Inc........................................     352 $    6,248
  *Quiksilver, Inc........................................ 124,067    397,014
   R.G. Barry Corp........................................   7,819    119,162
 #*Radio One, Inc. Class D................................  16,485     14,012
  #RadioShack Corp........................................  72,896    163,287
   Ralph Lauren Corp......................................  12,909  1,983,984
 #*Reading International, Inc. Class A....................   5,859     35,447
  *Red Lion Hotels Corp...................................  13,744     90,573
  *Red Robin Gourmet Burgers, Inc.........................  11,770    393,118
  #Regal Entertainment Group Class A......................  86,803  1,333,294
  #Regis Corp.............................................  47,008    783,153
  #Rent-A-Center, Inc.....................................  48,572  1,618,905
  *Rentrak Corp...........................................   4,561     77,491
  *Rick's Cabaret International, Inc......................   6,768     55,565
  *Rocky Brands, Inc......................................   5,087     61,095
   Ross Stores, Inc.......................................  87,976  5,362,137
  #Royal Caribbean Cruises, Ltd........................... 131,493  4,427,369
  *Ruby Tuesday, Inc......................................  51,186    369,563
  *rue21, Inc.............................................  15,864    477,665
  *Ruth's Hospitality Group, Inc..........................  23,146    153,921
  #Ryland Group, Inc. (The)...............................  33,627  1,138,946
  *Ryman Hospitality Properties...........................  40,501  1,579,944
  *Saga Communications, Inc. Class A......................   1,158     49,122
 #*Saks, Inc.............................................. 125,535  1,290,500
   Salem Communications Corp. Class A.....................  12,181     72,599
 #*Sally Beauty Holdings, Inc............................. 107,775  2,595,222
  #Scholastic Corp........................................  19,372    639,082
  *School Specialty, Inc..................................  11,832     21,889
  *Scientific Games Corp. Class A.........................  73,134    601,893
   Scripps Networks Interactive, Inc. Class A.............  26,050  1,581,756
 #*Sealy Corp.............................................  40,927     91,267
  *Sears Canada, Inc......................................  16,770    182,256
  *Sears Holdings Corp....................................  39,156  2,453,907
 #*Select Comfort Corp....................................  19,000    528,770
   Service Corp. International............................ 177,096  2,486,428
  *SHFL Entertainment, Inc................................  36,136    510,602
   Shiloh Industries, Inc.................................  10,846    123,427
   Shoe Carnival, Inc.....................................  17,051    398,652
 #*Shutterfly, Inc........................................  29,634    896,725
   Signet Jewelers, Ltd. ADR..............................  66,470  3,440,487
   Sinclair Broadcast Group, Inc. Class A.................  22,166    279,292
 #*Sirius XM Radio, Inc................................... 577,177  1,616,096
  #Six Flags Entertainment Corp...........................  34,962  1,996,680
  *Skechers U.S.A., Inc. Class A..........................  31,948    530,337
 #*Skullcandy, Inc........................................   4,012     48,585
  *Skyline Corp...........................................   4,311     19,831
  *Smith & Wesson Holding Corp............................  38,595    370,512
  #Sonic Automotive, Inc. Class A.........................  33,820    656,108
  *Sonic Corp.............................................  19,031    189,739
  #Sotheby's..............................................  41,200  1,282,556
  *Spanish Broadcasting System, Inc. Class A..............   1,868      6,538
   Spartan Motors, Inc....................................  26,134    122,830
 #*Spectrum Group International, Inc......................     385        751
   Speedway Motorsports, Inc..............................  31,204    508,625
  *Sport Chalet, Inc. Class A.............................   2,817      4,113
  *Sport Chalet, Inc. Class B.............................     238        397
  *Spy, Inc...............................................     335        419
   Stage Stores, Inc......................................  21,735    532,508
   Standard Motor Products, Inc...........................  18,609    349,477
 #*Standard Pacific Corp.................................. 140,126    966,869
  *Stanley Furniture Co., Inc.............................   8,749     40,683

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
  #Staples, Inc........................................... 405,466 $ 4,668,941
   Starbucks Corp......................................... 139,237   6,390,978
   Starwood Hotels & Resorts Worldwide, Inc...............  38,272   1,984,403
  *Stein Mart, Inc........................................  33,360     262,210
  *Steiner Leisure, Ltd...................................  11,780     517,378
  *Steinway Musical Instruments, Inc......................   9,702     234,206
 #*Steven Madden, Ltd.....................................  30,128   1,293,094
  #Stewart Enterprises, Inc. Class A......................  48,183     374,382
  *Stoneridge, Inc........................................  17,113      85,052
   Strattec Security Corp.................................   2,038      46,303
  #Strayer Education, Inc.................................   3,851     221,278
  #Sturm Ruger & Co., Inc.................................   9,700     458,131
   Superior Industries International, Inc.................  21,344     364,769
   Superior Uniform Group, Inc............................   5,000      58,650
  *Systemax, Inc..........................................  27,440     300,194
  *Tandy Brands Accessories, Inc..........................   1,100       1,661
   Tandy Leather Factory, Inc.............................   1,146       6,074
   Target Corp............................................ 110,265   7,029,394
 #*Tempur-Pedic International, Inc........................  16,906     446,995
  *Tenneco, Inc...........................................  26,950     823,322
 #*Tesla Motors, Inc......................................  22,761     640,267
   Texas Roadhouse, Inc...................................  46,169     751,631
  #Thor Industries, Inc...................................  41,399   1,574,404
  #Tiffany & Co...........................................  28,900   1,827,058
   Time Warner Cable, Inc.................................  89,602   8,880,454
   Time Warner, Inc....................................... 272,477  11,839,126
   TJX Cos., Inc. (The)................................... 138,858   5,780,659
 #*Toll Brothers, Inc..................................... 127,325   4,202,998
  *Tower International, Inc...............................     758       5,367
  *Town Sports International Holdings, Inc................  13,759     173,363
   Tractor Supply Co......................................  35,002   3,368,592
  *Trans World Entertainment Corp.........................     200         680
  *Trinity Place Holdings, Inc............................     892       3,568
 #*TripAdvisor, Inc.......................................  30,578     926,208
   True Religion Apparel, Inc.............................  14,919     382,672
 #*TRW Automotive Holdings Corp...........................  72,277   3,361,603
  *Tuesday Morning Corp...................................  27,700     165,369
   Tupperware Brands Corp.................................  33,167   1,960,170
  #Ulta Salon Cosmetics & Fragrance, Inc..................  21,433   1,976,551
 #*Under Armour, Inc. Class A.............................  30,080   1,571,981
  *Unifi, Inc.............................................  15,429     216,469
 #*Universal Electronics, Inc.............................   9,536     163,638
   Universal Technical Institute, Inc.....................  14,321     183,595
  *UQM Technologies, Inc..................................  12,948      11,783
 #*Urban Outfitters, Inc..................................  77,100   2,757,096
 #*US Auto Parts Network, Inc.............................  14,602      43,660
   V.F. Corp..............................................  26,502   4,147,033
  #Vail Resorts, Inc......................................  29,249   1,660,758
 #*Valassis Communications, Inc...........................  33,693     876,692
  #Value Line, Inc........................................   2,920      29,083
  *Valuevision Media, Inc. Class A........................  22,530      50,692
   Viacom, Inc. Class A...................................   7,238     375,435
   Viacom, Inc. Class B...................................  90,352   4,632,347
  #Virgin Media, Inc......................................  69,342   2,270,257
  *Visteon Corp...........................................  39,904   1,759,766
 #*Vitacost.com, Inc......................................   1,340       8,576
 #*Vitamin Shoppe, Inc....................................  19,561   1,119,672
  *VOXX International Corp................................  16,155     100,484
   Walt Disney Co. (The).................................. 447,208  21,944,497
  *Warnaco Group, Inc. (The)..............................  26,430   1,865,429
  #Washington Post Co. Class B (The)......................   5,110   1,704,236

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
  #Weight Watchers International, Inc.....................  22,229 $  1,117,007
  *Wells-Gardner Electronics Corp.........................   2,858        5,916
  #Wendy's Co. (The)...................................... 313,053    1,336,736
  *West Marine, Inc.......................................  17,350      179,399
  *Wet Seal, Inc. Class A (The)...........................  66,663      190,656
   Weyco Group, Inc.......................................   6,018      141,303
   Whirlpool Corp.........................................  45,139    4,409,178
   Wiley (John) & Sons, Inc. Class A......................  31,651    1,373,020
   Williams Controls, Inc.................................   2,029       22,116
   Williams-Sonoma, Inc...................................  64,325    2,973,745
   Winmark Corp...........................................   2,080      110,822
 #*Winnebago Industries, Inc..............................  19,097      240,622
 #*WMS Industries, Inc....................................  43,199      709,760
  #Wolverine World Wide, Inc..............................  32,188    1,347,712
  #World Wrestling Entertainment, Inc. Class A............  23,448      189,694
   Wyndham Worldwide Corp.................................  84,920    4,279,968
  #Wynn Resorts, Ltd......................................  21,787    2,637,534
   Yum! Brands, Inc.......................................  85,316    5,981,505
 #*Zagg, Inc..............................................  10,245       73,559
  *Zale Corp..............................................  26,300      188,834
 #*Zumiez, Inc............................................  20,252      512,578
                                                                   ------------
Total Consumer Discretionary..............................          676,702,256
                                                                   ------------

Consumer Staples -- (7.1%)
  #Alico, Inc.............................................   5,725      179,708
  *Alliance One International, Inc........................  69,816      212,241
   Altria Group, Inc...................................... 386,613   12,294,293
   Andersons, Inc. (The)..................................  14,965      587,825
  #Archer-Daniels-Midland Co.............................. 187,374    5,029,118
  #Arden Group, Inc. Class A..............................     827       81,418
   Avon Products, Inc.....................................  82,506    1,278,018
   B&G Foods, Inc.........................................  31,879      964,977
   Beam, Inc..............................................  89,085    4,949,563
 #*Boston Beer Co., Inc. Class A (The)....................   2,651      285,195
  *Bridgford Foods Corp...................................   2,501       17,307
   Brown-Forman Corp. Class A.............................  20,568    1,258,556
  #Brown-Forman Corp. Class B.............................  48,666    3,117,544
   Bunge, Ltd.............................................  88,631    6,295,460
  #Calavo Growers, Inc....................................   8,553      201,936
  #Cal-Maine Foods, Inc...................................  16,738      721,910
  #Campbell Soup Co.......................................  74,424    2,624,934
  #Casey's General Stores, Inc............................  25,861    1,333,135
  #CCA Industries, Inc....................................   3,400       14,790
 #*Central European Distribution Corp.....................  40,655      104,890
  *Central Garden & Pet Co................................  11,250      124,650
  *Central Garden & Pet Co. Class A.......................  27,548      310,466
  *Chiquita Brands International, Inc.....................  37,471      270,166
  #Church & Dwight Co., Inc...............................  37,402    1,898,526
   Clorox Co. (The).......................................  32,764    2,368,837
   Coca-Cola Bottling Co. Consolidated....................   5,294      363,910
  #Coca-Cola Co. (The).................................... 820,326   30,499,721
   Coca-Cola Enterprises, Inc............................. 158,730    4,990,471
  #Coffee Holding Co., Inc................................     300        1,926
   Colgate-Palmolive Co...................................  91,043    9,555,873
   ConAgra Foods, Inc..................................... 230,572    6,419,124
  *Constellation Brands, Inc. Class A..................... 132,407    4,679,263
  *Constellation Brands, Inc. Class B.....................   3,160      112,085
   Costco Wholesale Corp..................................  81,662    8,037,991
 #*Craft Brew Alliance, Inc...............................  11,801       89,452
   CVS Caremark Corp...................................... 355,692   16,504,109
 #*Darling International, Inc.............................  94,415    1,560,680

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Consumer Staples -- (Continued)
  *Dean Foods Co.......................................... 122,767 $ 2,067,396
  #Diamond Foods, Inc.....................................  12,571     232,815
 #*Dole Food Co., Inc.....................................  73,191     921,475
  #Dr. Pepper Snapple Group, Inc..........................  95,427   4,089,047
 #*Elizabeth Arden, Inc...................................  19,320     911,518
  #Energizer Holdings, Inc................................  38,655   2,820,655
   Estee Lauder Cos., Inc. Class A (The)..................  43,914   2,705,981
  *Farmer Bros. Co........................................  11,742     114,250
  #Flowers Foods, Inc.....................................  90,248   1,776,983
  #Fresh Del Monte Produce, Inc...........................  47,467   1,194,744
 #*Fresh Market, Inc. (The)...............................   6,636     376,328
   General Mills, Inc..................................... 111,162   4,455,373
   Golden Enterprises, Inc................................   3,860      13,278
 #*Green Mountain Coffee Roasters, Inc....................  44,550   1,076,328
   Griffin Land & Nurseries, Inc..........................   2,756      71,518
  #H.J. Heinz Co..........................................  61,709   3,548,885
  *Hain Celestial Group, Inc. (The).......................  33,245   1,921,561
 #*Harbinger Group, Inc...................................   3,819      33,416
  #Harris Teeter Supermarkets, Inc........................  40,186   1,504,966
  #Herbalife, Ltd.........................................  37,016   1,900,772
   Hershey Co. (The)......................................  29,711   2,045,602
   Hillshire Brands Co....................................  52,260   1,359,283
  #Hormel Foods Corp......................................  68,898   2,034,558
  *IGI Labratories, Inc...................................     921       1,059
   Ingles Markets, Inc. Class A...........................  10,335     167,427
  #Ingredion, Inc.........................................  59,285   3,643,656
   Inter Parfums, Inc.....................................  23,298     425,421
  *Inventure Foods, Inc...................................     178       1,061
   J & J Snack Foods Corp.................................  12,245     701,271
   J.M. Smucker Co. (The).................................  66,777   5,718,782
  *John B. Sanfilippo & Son, Inc..........................   5,730      96,379
  #Kellogg Co.............................................  48,202   2,521,929
   Kimberly-Clark Corp....................................  71,911   6,000,973
  *Kraft Foods Group, Inc................................. 160,569   7,302,678
   Kroger Co. (The).......................................  97,226   2,452,040
  #Lancaster Colony Corp..................................  17,911   1,303,563
  #Lifeway Foods, Inc.....................................   3,699      34,623
  #Limoneira Co...........................................     244       5,483
  #Lorillard, Inc.........................................  25,915   3,006,399
  *Mannatech, Inc.........................................     740       3,596
  #McCormick & Co., Inc. Non-Voting.......................  27,402   1,688,511
   McCormick & Co., Inc. Voting...........................   3,432     211,102
  #Mead Johnson Nutrition Co..............................  46,616   2,874,343
 #*Medifast, Inc..........................................   9,751     248,846
   MGP Ingredients, Inc...................................  10,602      37,425
  #Molson Coors Brewing Co. Class A.......................   1,162      50,663
   Molson Coors Brewing Co. Class B.......................  95,304   4,111,415
   Mondelez International, Inc. Class A................... 481,707  12,784,504
 #*Monster Beverage Corp..................................  68,582   3,063,558
   Nash Finch Co..........................................   9,189     176,704
  *National Beverage Corp.................................  17,480     259,928
 #*Natural Alternatives International, Inc................   2,740      17,125
   Nature's Sunshine Products, Inc........................     200       3,438
  #Nu Skin Enterprises, Inc. Class A......................  29,862   1,413,368
  *Nutraceutical International Corp.......................   6,965     110,465
   Oil-Dri Corp. of America...............................   4,211      94,326
  *Omega Protein Corp.....................................  13,132      85,489
   Orchids Paper Products Co..............................   3,281      62,962
  *Overhill Farms, Inc....................................   7,801      35,105
  *Pantry, Inc. (The).....................................  18,588     246,570
   PepsiCo, Inc........................................... 310,570  21,503,867

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Staples -- (Continued)
   Philip Morris International, Inc....................... 341,453 $ 30,239,078
  *Physicians Formula Holdings, Inc.......................   7,033       34,391
  *Pilgrim's Pride Corp................................... 135,481      762,758
  *Post Holdings, Inc.....................................  27,864      879,109
  *Prestige Brands Holdings, Inc..........................  41,509      721,842
  #PriceSmart, Inc........................................  14,418    1,196,550
   Procter & Gamble Co. (The)............................. 444,296   30,763,055
  *Ralcorp Holdings, Inc..................................  42,316    3,054,792
   Reliv' International, Inc..............................   2,740        3,535
  *Revlon, Inc. Class A...................................  23,116      355,986
  #Reynolds American, Inc.................................  70,798    2,948,029
   Rocky Mountain Chocolate Factory, Inc..................   3,966       41,683
  #Safeway, Inc........................................... 190,653    3,109,550
  #Sanderson Farms, Inc...................................  16,263      736,551
  *Schiff Nutrition International, Inc....................  14,045      475,283
  *Seneca Foods Corp. Class A.............................   7,423      212,186
  *Seneca Foods Corp. Class B.............................   1,493       42,550
  *Smart Balance, Inc.....................................  48,729      579,875
 #*Smithfield Foods, Inc.................................. 122,910    2,515,968
  #Snyders-Lance, Inc.....................................  55,600    1,408,904
   Spartan Stores, Inc....................................  17,934      257,532
 #*Spectrum Brands Holdings, Inc..........................  42,337    1,925,910
  #SUPERVALU, Inc......................................... 152,228      473,429
  *Susser Holdings Corp...................................  17,156      616,587
  #Sysco Corp............................................. 105,845    3,288,604
  *Tofutti Brands, Inc....................................     456          689
  #Tootsie Roll Industries, Inc...........................  24,132      643,118
 #*TreeHouse Foods, Inc...................................  29,700    1,590,435
   Tyson Foods, Inc. Class A.............................. 171,511    2,883,100
  *United Natural Foods, Inc..............................  32,199    1,714,275
   United-Guardian, Inc...................................   1,741       30,694
  #Universal Corp.........................................  18,214      902,686
 #*USANA Health Sciences, Inc.............................   9,599      414,101
  #Vector Group, Ltd......................................  56,185      924,805
   Village Super Market, Inc. Class A.....................   4,287      157,204
   Walgreen Co............................................ 171,587    6,045,010
   Wal-Mart Stores, Inc................................... 499,081   37,441,057
   WD-40 Co...............................................  10,360      495,830
  #Weis Markets, Inc......................................  22,096      909,471
   Whole Foods Market, Inc................................  55,429    5,250,789
                                                                   ------------
Total Consumer Staples....................................          395,029,855
                                                                   ------------

Energy -- (8.8%)
 #*Abraxas Petroleum Corp.................................   3,201        6,626
   Adams Resources & Energy, Inc..........................   3,031       92,203
   Alon USA Energy, Inc...................................  40,052      525,883
 #*Alpha Natural Resources, Inc...........................  82,499      707,016
   Anadarko Petroleum Corp................................ 138,674    9,542,158
   Apache Corp............................................ 106,526    8,815,027
 #*Approach Resources, Inc................................  25,025      616,366
  #Arch Coal, Inc.........................................  73,396      584,232
 #*Atwood Oceanics, Inc...................................  53,855    2,574,269
   Baker Hughes, Inc...................................... 112,812    4,734,720
  *Barnwell Industries, Inc...............................   4,663       15,574
 #*Basic Energy Services, Inc.............................  32,358      336,200
  #Berry Petroleum Co. Class A............................  43,064    1,658,395
  *Bill Barrett Corp......................................  39,573      906,617
  *BioFuel Energy Corp....................................     530        3,138
   Bolt Technology Corp...................................   7,091      102,110
  *BPZ Resources, Inc.....................................  88,010      253,469
   Bristow Group, Inc.....................................  29,152    1,455,268

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Energy -- (Continued)
 #*C&J Energy Services, Inc...............................  35,352 $   685,122
   Cabot Oil & Gas Corp...................................  94,354   4,432,751
  *Cal Dive International, Inc............................  72,892      91,844
  *Callon Petroleum Co....................................  29,533     168,929
  *Cameron International Corp.............................  46,266   2,342,910
  #CARBO Ceramics, Inc....................................  10,500     776,475
 #*Carrizo Oil & Gas, Inc.................................  33,817     906,972
 #*Cheniere Energy, Inc................................... 139,133   2,238,650
  #Chesapeake Energy Corp................................. 170,054   3,445,294
   Chevron Corp........................................... 555,913  61,267,172
   Cimarex Energy Co......................................  50,940   2,912,749
 #*Clayton Williams Energy, Inc...........................   9,155     387,714
 #*Clean Energy Fuels Corp................................  54,100     619,445
 #*Cloud Peak Energy, Inc.................................  50,281   1,060,929
 #*Cobalt International Energy, Inc.......................  39,680     825,741
  *Comstock Resources, Inc................................  39,528     676,719
 #*Concho Resources, Inc..................................  33,231   2,861,854
   ConocoPhillips......................................... 343,340  19,862,219
  #CONSOL Energy, Inc..................................... 121,878   4,285,230
  *Contango Oil & Gas Co..................................  12,403     609,731
 #*Continental Resources, Inc.............................  14,629   1,051,240
   Core Laboratories NV...................................   6,493     673,064
  *Crimson Exploration, Inc...............................  35,285     127,732
   Crosstex Energy, Inc...................................  34,800     476,064
  *Dawson Geophysical Co..................................   6,475     154,688
   Delek US Holdings, Inc.................................  28,939     745,179
  *Denbury Resources, Inc................................. 232,909   3,570,495
   Devon Energy Corp...................................... 106,254   6,185,045
   DHT Holdings, Inc......................................   3,387      14,293
  #Diamond Offshore Drilling, Inc.........................  66,380   4,596,151
 #*Double Eagle Petroleum Co..............................   6,980      34,970
 #*Dresser-Rand Group, Inc................................  48,671   2,508,017
 #*Dril-Quip, Inc.........................................  26,607   1,842,801
  *Emerald Oil, Inc.......................................     258       1,393
 #*Endeavour International Corp...........................  29,832     216,580
   Energen Corp...........................................  47,420   2,212,143
   Energy XXI (Bermuda), Ltd..............................  65,132   2,155,869
  *ENGlobal Corp..........................................  13,200       5,415
   EOG Resources, Inc.....................................  72,503   8,445,874
  *EPL Oil & Gas, Inc.....................................  31,816     688,498
  #EQT Corp...............................................  37,072   2,247,675
 #*Evolution Petroleum Corp...............................   7,409      60,754
  #EXCO Resources, Inc.................................... 141,025   1,142,303
 #*Exterran Holdings, Inc.................................  53,340   1,065,733
   Exxon Mobil Corp....................................... 906,263  82,623,998
  *FieldPoint Petroleum Corp..............................   4,233      17,863
  *FMC Technologies, Inc..................................  58,847   2,406,842
  *Forest Oil Corp........................................  82,716     626,987
  *FX Energy, Inc.........................................  10,965      52,961
  *Gastar Exploration, Ltd................................   4,800       5,376
  *Geokinetics, Inc.......................................   9,612       2,307
  *Geospace Technologies Corp.............................   7,802     505,023
  *Gevo, Inc..............................................   4,451       8,991
  *Global Geophysical Services, Inc.......................  23,837     110,127
 #*GMX Resources, Inc.....................................  25,965      12,666
 #*Green Plains Renewable Energy, Inc.....................  25,050     193,637
   Gulf Island Fabrication, Inc...........................  11,590     275,031
  *Gulfmark Offshore, Inc. Class A........................  20,252     654,545
 #*Gulfport Energy Corp...................................  36,273   1,203,538
 #*Halcon Resources Corp..................................  37,287     241,247
   Halliburton Co......................................... 148,846   4,806,237

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Energy -- (Continued)
 #*Harvest Natural Resources, Inc.........................  30,189 $   263,550
 #*Heckmann Corp.......................................... 123,448     432,068
 #*Helix Energy Solutions Group, Inc......................  86,655   1,498,265
   Helmerich & Payne, Inc.................................  69,950   3,343,610
  *Hercules Offshore, Inc................................. 129,528     616,553
   Hess Corp..............................................  84,426   4,412,103
 .*HKN, Inc...............................................   9,572      18,857
  #HollyFrontier Corp..................................... 125,706   4,856,023
 #*Hornbeck Offshore Services, Inc........................  29,168   1,010,380
  *Houston American Energy Corp...........................   5,544       3,548
 #*ION Geophysical Corp................................... 102,745     663,733
 #*James River Coal Co....................................  16,961      84,975
 #*Key Energy Services, Inc............................... 115,107     752,800
   Kinder Morgan, Inc..................................... 111,993   3,887,277
  *Kodiak Oil & Gas Corp.................................. 173,869   1,606,550
  *Lone Pine Resources, Inc...............................  19,747      29,621
 #*Lucas Energy, Inc......................................  11,754      19,982
  #Lufkin Industries, Inc.................................  20,220   1,011,202
 #*Magnum Hunter Resources Corp........................... 100,044     382,168
   Marathon Oil Corp...................................... 195,975   5,891,009
   Marathon Petroleum Corp................................ 102,339   5,621,481
  *Matrix Service Co......................................  21,090     221,234
  *McDermott International, Inc........................... 193,878   2,076,433
 #*McMoran Exploration Co................................. 106,570   1,271,380
 #*Mexco Energy Corp......................................     684       4,036
  *Mitcham Industries, Inc................................   9,853     133,508
   Murphy Oil Corp........................................ 118,960   7,137,600
  *Nabors Industries, Ltd................................. 164,414   2,217,945
   National Oilwell Varco, Inc............................ 121,827   8,978,650
  *Natural Gas Services Group, Inc........................   9,926     157,426
  *Newfield Exploration Co................................  69,231   1,877,545
 #*Newpark Resources, Inc.................................  71,405     484,840
   Noble Corp............................................. 155,012   5,850,153
   Noble Energy, Inc......................................  47,266   4,490,743
  #Nordic American Tankers, Ltd...........................  29,510     247,884
 #*Northern Oil & Gas, Inc................................  38,194     579,021
 #*Oasis Petroleum, Inc...................................  61,478   1,805,609
   Occidental Petroleum Corp.............................. 210,492  16,620,448
   Oceaneering International, Inc.........................  51,872   2,714,462
  *Oil States International, Inc..........................  38,901   2,843,663
  #Overseas Shipholding Group, Inc........................  19,258      21,569
   Panhandle Oil & Gas, Inc. Class A......................   5,005     135,535
  *Parker Drilling Co.....................................  88,468     383,066
  #Patterson-UTI Energy, Inc.............................. 124,777   2,018,892
  *PDC Energy, Inc........................................  18,905     572,254
  #Peabody Energy Corp....................................  43,630   1,217,277
   Penn Virginia Corp.....................................  37,306     168,623
  *PetroQuest Energy, Inc.................................  41,651     254,071
  *PHI, Inc. Non-Voting...................................   9,738     304,702
  *PHI, Inc. Voting.......................................   2,247      67,298
  #Phillips 66............................................ 171,670   8,095,957
  *Pioneer Energy Services Corp...........................  45,939     303,197
  #Pioneer Natural Resources Co...........................  72,692   7,679,910
 #*Plains Exploration & Production Co.....................  78,568   2,801,735
  *PostRock Energy Corp...................................   1,437       2,357
  *Pyramid Oil Co.........................................   2,104       8,690
   QEP Resources, Inc..................................... 108,891   3,157,839
 #*Quicksilver Resources, Inc............................. 115,605     447,391
  #Range Resources Corp...................................  40,856   2,670,348
  *Rentech, Inc...........................................  85,169     219,736
  *REX American Resources Corp............................   7,500     132,075

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Energy -- (Continued)
 #*Rex Energy Corp........................................  44,631 $    590,914
  *RigNet, Inc............................................     163        3,027
  *Rosetta Resources, Inc.................................  34,744    1,599,614
  *Rowan Cos. P.L.C. Class A..............................  75,750    2,402,033
 #*Royale Energy, Inc.....................................     400        1,128
  #RPC, Inc...............................................  97,432    1,116,571
 #*SandRidge Energy, Inc.................................. 403,897    2,512,239
   Schlumberger, Ltd...................................... 255,671   17,776,805
  *SEACOR Holdings, Inc...................................  17,218    1,510,191
  *SemGroup Corp. Class A.................................  26,222    1,013,218
   Ship Finance International, Ltd........................  65,034    1,000,223
  #SM Energy Co...........................................  27,571    1,486,628
  *Southwestern Energy Co.................................  94,186    3,268,254
   Spectra Energy Corp.................................... 123,576    3,567,639
  *Steel Excel, Inc.......................................   6,102      149,499
  *Stone Energy Corp......................................  37,285      879,553
  *Superior Energy Services, Inc.......................... 101,921    2,072,054
  *Swift Energy Co........................................  31,634      528,604
  #Targa Resources Corp...................................  10,560      537,821
   Teekay Corp............................................  59,141    1,810,306
  *Tesco Corp.............................................  27,669      243,764
   Tesoro Corp............................................ 110,623    4,171,593
  *TETRA Technologies, Inc................................  57,620      308,267
  *TGC Industries, Inc....................................  12,534       92,250
  #Tidewater, Inc.........................................  40,936    1,944,869
   Transocean, Ltd........................................  87,568    4,000,982
 #*Triangle Petroleum Corp................................  35,722      228,264
 #*Ultra Petroleum Corp................................... 124,056    2,829,717
  *Union Drilling, Inc....................................  15,716      101,997
  *Unit Corp..............................................  39,975    1,612,991
  *Uranium Energy Corp....................................   4,022        9,492
  *Uranium Resources, Inc.................................   6,850        3,042
 #*USEC, Inc..............................................  68,464       46,247
  *VAALCO Energy, Inc.....................................  47,069      384,554
   Valero Energy Corp..................................... 318,688    9,273,821
 #*Verenium Corp..........................................   2,511        6,177
  #W&T Offshore, Inc......................................  46,256      784,039
  *Warren Resources, Inc..................................  56,743      161,718
  *Weatherford International, Ltd......................... 293,149    3,312,584
  #Western Refining, Inc..................................  74,448    1,851,522
  *Westmoreland Coal Co...................................   3,276       33,677
  *Whiting Petroleum Corp.................................  67,688    2,844,250
  *Willbros Group, Inc....................................  39,804      203,398
   Williams Cos., Inc. (The).............................. 135,241    4,732,083
  #World Fuel Services Corp...............................  43,624    1,513,753
 #*WPX Energy, Inc........................................  33,573      568,727
 #*ZaZa Energy Corp.......................................   1,607        2,330
 #*Zion Oil & Gas, Inc....................................  16,343       30,888
                                                                   ------------
Total Energy..............................................          489,261,247
                                                                   ------------

Financials -- (14.3%)
  *1st Constitution Bancorp...............................   1,308       11,720
   1st Source Corp........................................  19,544      434,072
  *1st United Bancorp, Inc................................  21,956      131,956
   Access National Corp...................................   4,884       64,420
   ACE, Ltd...............................................  95,463    7,508,165
  *Affiliated Managers Group, Inc.........................  18,536    2,344,804
   Aflac, Inc............................................. 133,232    6,632,289
  *Alexander & Baldwin, Inc...............................  34,631    1,001,875
 #*Allegheny Corp.........................................  10,288    3,576,109
   Alliance Bancorp, Inc. of Pennsylvania.................   1,546       19,178

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         Shares     Value+
                                                        --------- -----------
Financials -- (Continued)
   Alliance Financial Corp.............................     3,021 $   136,791
   Allied World Assurance Co. Holdings AG..............    29,398   2,360,659
   Allstate Corp. (The)................................   138,604   5,541,388
   Alterra Capital Holdings, Ltd.......................    81,212   1,984,009
  *Altisource Portfolio Solutions SA...................     9,093   1,032,056
   Ameriana Bancorp....................................       456       3,014
  *American Capital, Ltd...............................   269,525   3,177,700
  #American Equity Investment Life Holding Co..........    51,602     593,939
   American Express Co.................................   195,451  10,939,392
  #American Financial Group, Inc.......................    78,544   3,047,507
  *American Independence Corp..........................     1,861       9,268
  *American International Group, Inc...................   197,289   6,891,305
   American National Bankshares, Inc...................     3,768      79,090
   American National Insurance Co......................    13,752   1,004,721
  *American River Bankshares...........................     2,192      16,177
  *American Safety Insurance Holdings, Ltd.............     7,877     132,806
  *American Spectrum Realty, Inc.......................       642       2,414
   Ameriprise Financial, Inc...........................   129,219   7,542,513
  *Ameris Bancorp......................................    18,629     198,771
  *AMERISAFE, Inc......................................    14,633     384,116
  *AmeriServ Financial, Inc............................     8,436      24,717
  #AmTrust Financial Services, Inc.....................    55,069   1,332,670
   Aon P.L.C...........................................    84,747   4,572,101
  *Arch Capital Group, Ltd.............................    81,766   3,609,969
   Argo Group International Holdings, Ltd..............    23,750     817,000
  #Arrow Financial Corp................................     9,711     236,948
   Aspen Insurance Holdings, Ltd.......................    58,600   1,895,710
   Associated Banc-Corp................................   141,453   1,823,329
  #Assurant, Inc.......................................    69,345   2,621,934
   Assured Guaranty, Ltd...............................   157,945   2,193,856
  #Astoria Financial Corp..............................    80,653     808,950
   Atlantic American Corp..............................     2,737       7,992
  *Atlantic Coast Financial Corp.......................       945       1,895
   Auburn National Bancorporation, Inc.................       335       7,715
  *AV Homes, Inc.......................................     8,825     129,728
   Axis Capital Holdings, Ltd..........................    78,529   2,844,320
  #Baldwin & Lyons, Inc. Class A.......................       638      15,121
   Baldwin & Lyons, Inc. Class B.......................     8,934     217,543
   Bancfirst Corp......................................    12,368     543,697
  *Bancorp, Inc. (The).................................    25,211     286,649
  #BancorpSouth, Inc...................................    77,847   1,101,535
  *BancTrust Financial Group, Inc......................     8,705      24,722
   Bank Mutual Corp....................................    35,710     161,052
   Bank of America Corp................................ 3,021,536  28,160,716
   Bank of Commerce Holdings...........................     6,357      29,115
  #Bank of Hawaii Corp.................................    29,080   1,284,173
   Bank of Kentucky Financial Corp.....................     2,404      60,437
  #Bank of New York Mellon Corp. (The).................   336,389   8,312,172
   Bank of the Ozarks, Inc.............................    22,751     744,868
   BankFinancial Corp..................................    14,212     114,122
  #BankUnited, Inc.....................................    53,145   1,260,068
   Banner Corp.........................................    15,490     449,055
   Bar Harbor Bankshares...............................     2,309      81,877
   BB&T Corp...........................................   198,209   5,738,151
  *BBCN Bancorp, Inc...................................    64,244     766,431
 #*BBX Capital Corp. Class A...........................     1,011       6,612
  #BCB Bancorp, Inc....................................     4,090      41,186
  *BCSB Bancorp, Inc...................................       711       9,926
  *Beneficial Mutual Bancorp, Inc......................    59,914     567,985
  *Berkshire Bancorp, Inc..............................     1,000       8,320
  *Berkshire Hathaway, Inc. Class B....................   354,267  30,590,955

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Financials -- (Continued)
   Berkshire Hills Bancorp, Inc...........................  19,197 $   450,740
  #BGC Partners, Inc. Class A.............................  16,303      76,298
   BlackRock, Inc.........................................  36,368   6,898,282
  *BofI Holding, Inc......................................   9,405     264,469
   BOK Financial Corp.....................................  47,494   2,785,523
   Boston Private Financial Holdings, Inc.................  66,047     608,953
   Bridge Bancorp, Inc....................................   2,089      41,780
 #*Bridge Capital Holdings................................   4,396      65,720
   Brookline Bancorp, Inc.................................  56,774     481,444
   Brown & Brown, Inc..................................... 117,809   3,010,020
  *Brunswick Bancorp......................................      40         199
  #Bryn Mawr Bank Corp....................................  10,337     234,030
  #C&F Financial Corp.....................................     721      28,299
   Calamos Asset Management, Inc. Class A.................  16,425     177,390
   California First National Bancorp......................   2,970      54,262
  *Camco Financial Corp...................................     900       1,665
   Camden National Corp...................................   5,976     208,562
  *Cape Bancorp, Inc......................................   4,558      40,384
  *Capital Bank Financial Corp. Class A...................   1,271      22,281
 #*Capital City Bank Group, Inc...........................  11,241     114,096
   Capital One Financial Corp............................. 163,027   9,809,335
   Capital Properties, Inc. Class A.......................     300       2,775
  .Capital Properties, Inc. Class B.......................     300          --
  #Capital Southwest Corp.................................   2,165     233,279
   CapitalSource, Inc..................................... 222,501   1,759,983
  #Capitol Federal Financial, Inc......................... 129,276   1,539,677
   Cardinal Financial Corp................................  23,434     374,241
 #*Carolina Bank Holdings, Inc............................     900       6,966
  *Carrollton Bancorp.....................................     331       1,854
  #Cash America International, Inc........................  22,965     897,702
   Cathay General Bancorp.................................  65,028   1,150,345
  #CBOE Holdings, Inc.....................................  31,392     925,750
  *CBRE Group, Inc. Class A...............................  72,564   1,307,603
  #Center Bancorp, Inc....................................  11,103     126,463
  #Centerstate Banks, Inc.................................  22,455     194,685
   Central Bancorp, Inc...................................     292       9,119
  *Central Pacific Financial Corp.........................   7,325     105,260
   Century Bancorp, Inc. Class A..........................   1,596      52,205
   CFS Bancorp, Inc.......................................   1,100       6,325
   Charles Schwab Corp. (The)............................. 183,254   2,488,589
  #Charter Financial Corp.................................   1,425      13,922
   Chemical Financial Corp................................  22,271     523,814
  *Chicopee Bancorp, Inc..................................   3,096      46,409
   Chubb Corp. (The)......................................  75,816   5,836,316
   Cincinnati Financial Corp..............................  99,172   3,951,012
  *CIT Group, Inc......................................... 123,048   4,579,847
   Citigroup, Inc......................................... 811,834  30,354,473
  *Citizens Community Bancorp, Inc........................   1,650       9,174
   Citizens Holding Co....................................     772      14,452
  *Citizens Republic Bancorp, Inc.........................     280       5,079
  *Citizens, Inc..........................................  38,845     395,831
  #City Holding Co........................................  11,947     419,579
  #City National Corp.....................................  44,108   2,253,919
   CKX Lands, Inc.........................................     743      10,060
   Clifton Savings Bancorp, Inc...........................  17,641     195,109
   CME Group, Inc.........................................  91,890   5,139,408
   CNA Financial Corp..................................... 132,635   3,896,816
  #CNB Financial Corp.....................................   8,185     140,618
  #CNO Financial Group, Inc............................... 184,317   1,765,757
   CoBiz Financial, Inc...................................  30,191     215,262
  #Codorus Valley Bancorp, Inc............................   1,599      24,467

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Financials -- (Continued)
  #Cohen & Steers, Inc....................................  16,372 $  458,252
  *Colonial Financial Services, Inc.......................   1,300     17,290
  *Colony Bankcorp, Inc...................................   1,337      4,880
   Columbia Banking System, Inc...........................  32,173    569,784
   Comerica, Inc.......................................... 118,009  3,517,848
  #Commerce Bancshares, Inc...............................  72,234  2,750,671
   Commercial National Financial Corp.....................     847     17,829
  #Community Bank System, Inc.............................  32,446    895,185
  *Community Bankers Trust Corp...........................   2,585      7,212
   Community Trust Bancorp, Inc...........................  12,772    433,226
  *Community West Bancshares..............................   1,844      5,108
 #*CompuCredit Holdings Corp..............................  14,132     54,126
   Consolidated-Tokoma Land Co............................   4,295    140,962
  *Consumer Portfolio Services, Inc.......................   2,900     12,499
  *Cowen Group, Inc. Class A..............................  75,159    190,904
   Crawford & Co. Class A.................................  15,367     67,000
  #Crawford & Co. Class B.................................  15,146     83,454
  *Credit Acceptance Corp.................................  12,395  1,012,052
  #Cullen/Frost Bankers, Inc..............................  50,570  2,796,521
  #CVB Financial Corp.....................................  86,346    934,264
  *DFC Global Corp........................................  35,664    600,938
   Diamond Hill Investment Group, Inc.....................   1,077     82,907
   Dime Community Bancshares, Inc.........................  29,067    421,472
   Discover Financial Services............................ 146,679  6,013,839
   Donegal Group, Inc. Class A............................  15,839    205,273
   Donegal Group, Inc. Class B............................   2,147     38,700
  *Doral Financial Corp...................................   3,982      3,783
   Duff & Phelps Corp.....................................  33,131    411,818
  *E*Trade Financial Corp................................. 225,224  1,882,873
   Eagle Bancorp Montana, Inc.............................     566      6,085
  #East West Bancorp, Inc................................. 116,915  2,489,120
   Eastern Insurance Holdings, Inc........................   4,882     82,115
  *Eastern Virginia Bankshares, Inc.......................     721      3,692
  #Eaton Vance Corp.......................................  43,991  1,237,907
   ECB Bancorp, Inc.......................................     913     13,394
  *eHealth, Inc...........................................  14,039    304,646
   EMC Insurance Group, Inc...............................   9,745    218,093
   Employers Holdings, Inc................................  26,291    479,811
   Endurance Specialty Holdings, Ltd......................  35,524  1,440,498
  *Enstar Group, Ltd......................................  11,191  1,119,100
  #Enterprise Bancorp, Inc................................   3,680     62,818
   Enterprise Financial Services Corp.....................  12,708    177,912
   Epoch Holding Corp.....................................   7,487    164,115
   Erie Indemnity Co. Class A.............................  29,997  1,866,413
  #ESB Financial Corp.....................................   7,409     99,947
   ESSA Bancorp, Inc......................................   8,421     84,884
   Evans Bancorp, Inc.....................................   1,219     19,687
  #Evercore Partners, Inc. Class A........................  16,741    467,074
   Everest Re Group, Ltd..................................  31,599  3,509,069
 #*EZCORP, Inc. Class A...................................  33,577    660,124
  *Farmers Capital Bank Corp..............................   1,933     23,080
   FBL Financial Group, Inc. Class A......................  22,739    776,082
   Federal Agricultural Mortgage Corp. Class A............     773     17,926
   Federal Agricultural Mortgage Corp. Class C............   6,858    193,190
  #Federated Investors, Inc. Class B......................  68,477  1,591,405
  *Federated National Holding Co..........................   3,388     21,175
  #Fidelity Bancorp, Inc..................................     538     11,884
   Fidelity National Financial, Inc. Class A.............. 167,401  3,584,055
  #Fidelity Southern Corp.................................   6,168     60,385
   Fifth Third Bancorp.................................... 529,341  7,691,325
   Financial Institutions, Inc............................  10,882    207,193

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Financials -- (Continued)
  *First Acceptance Corp..................................   9,100 $   11,011
   First Advantage Bancorp................................   1,408     18,346
   First American Financial Corp..........................  87,595  1,992,786
  #First Bancorp..........................................  12,032    125,734
  *First BanCorp..........................................   3,406     14,441
   First Bancorp of Indiana, Inc..........................      96      1,068
   First Bancorp, Inc.....................................   5,920     97,562
  *First Bancshares, Inc..................................     200      1,125
  #First Bancshares, Inc. (The)...........................     237      2,489
   First Busey Corp.......................................  68,846    324,953
  #First Business Financial Services, Inc.................   1,081     26,636
  *First California Financial Group, Inc..................  18,806    126,941
  *First Cash Financial Services, Inc.....................  18,804    839,787
   First Citizens BancShares, Inc. Class A................   5,907    996,806
   First Commonwealth Financial Corp......................  86,242    564,885
   First Community Bancshares, Inc........................  13,413    200,927
   First Defiance Financial Corp..........................   7,499    132,732
 #*First Federal Bancshares of Arkansas, Inc..............   2,243     22,542
  *First Federal of Northern Michigan Bancorp, Inc........     200        944
   First Financial Bancorp................................  48,152    755,986
  #First Financial Bankshares, Inc........................  20,031    725,723
   First Financial Corp...................................  10,511    321,532
   First Financial Holdings, Inc..........................  12,684    178,844
  *First Financial Northwest, Inc.........................  12,837    101,412
  *First Financial Service Corp...........................     917      2,430
  #First Horizon National Corp............................ 204,549  1,904,351
   First Interstate BancSystem, Inc.......................  12,397    186,327
   First M&F Corp.........................................   3,188     26,939
  *First Marblehead Corp. (The)...........................  58,899     55,365
   First Merchants Corp...................................  23,083    339,551
   First Midwest Bancorp, Inc.............................  60,868    752,937
   First Niagara Financial Group, Inc..................... 289,930  2,400,620
  #First Pactrust Bancorp, Inc............................   7,458     87,706
  *First Place Financial Corp.............................   9,209        635
  #First Republic Bank....................................  80,243  2,756,347
  *First South Bancorp, Inc...............................   4,572     24,689
  *First United Corp......................................   1,938     13,372
   First West Virginia Bancorp............................     256      4,264
   Firstbank Corp.........................................   1,646     18,271
  *FirstCity Financial Corp...............................   5,310     42,958
  #FirstMerit Corp........................................  90,122  1,249,091
 #*Flagstar Bancorp, Inc..................................     194      2,677
   Flagstone Reinsurance Holdings SA......................  53,448    472,480
   Flushing Financial Corp................................  25,091    390,165
   FNB Corp............................................... 115,102  1,235,044
  *FNB United Corp........................................       1         12
 #*Forest City Enterprises, Inc. Class A.................. 125,239  2,010,086
  *Forest City Enterprises, Inc. Class B..................   4,615     73,563
  *Forestar Group, Inc....................................  26,841    429,724
  #Fox Chase Bancorp, Inc.................................  11,006    171,253
  #Franklin Resources, Inc................................  38,219  4,884,388
  #Fulton Financial Corp.................................. 165,111  1,604,879
  #FXCM, Inc..............................................   6,267     56,403
   GAINSCO, Inc...........................................     513      8,747
  #Gallagher (Arthur J.) & Co.............................  68,818  2,438,910
   GAMCO Investors, Inc. Class A..........................   4,050    198,450
  *Genworth Financial, Inc. Class A....................... 371,886  2,216,441
  #German American Bancorp, Inc...........................   9,313    210,008
   GFI Group, Inc.........................................  87,753    277,299
  #Glacier Bancorp, Inc...................................  59,237    858,937
  *Gleacher & Co., Inc....................................  13,000      9,100

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         Shares     Value+
                                                        --------- -----------
Financials -- (Continued)
  *Global Indemnity P.L.C..............................    13,609 $   301,848
   Goldman Sachs Group, Inc. (The).....................   131,829  16,134,551
   Great Southern Bancorp, Inc.........................    10,647     302,055
 #*Green Dot Corp. Class A.............................     6,825      69,547
  #Greenhill & Co., Inc................................    15,772     752,640
  *Greenlight Capital Re, Ltd. Class A.................    24,640     629,552
  *Guaranty Bancorp....................................     7,402      13,546
  *Guaranty Federal Bancshares, Inc....................       909       6,454
  *Hallmark Financial Services, Inc....................    13,444     102,578
   Hampden Bancorp, Inc................................       818      10,593
  #Hancock Holding Co..................................    69,856   2,206,751
  *Hanmi Financial Corp................................    25,512     316,604
   Hanover Insurance Group, Inc. (The).................    36,637   1,322,962
   Harleysville Savings Financial Corp.................     1,916      32,553
 #*Harris & Harris Group, Inc..........................    21,080      72,304
   Hartford Financial Services Group, Inc..............   263,123   5,712,400
   Hawthorn Bancshares, Inc............................     1,181      10,334
  #HCC Insurance Holdings, Inc.........................    82,971   2,957,086
  #Heartland Financial USA, Inc........................    13,381     384,035
  *Heritage Commerce Corp..............................    18,324     120,755
   Heritage Financial Corp.............................    11,335     156,763
   Heritage Financial Group, Inc.......................     4,012      53,681
   HF Financial Corp...................................     1,948      24,895
  *HFF, Inc. Class A...................................    23,598     328,720
  *Hilltop Holdings, Inc...............................    46,351     629,910
   Hingham Institution for Savings.....................       458      31,121
  *HMN Financial, Inc..................................       989       3,303
  *Home Bancorp, Inc...................................     4,739      89,614
   Home BancShares, Inc................................    22,570     781,825
   Home Federal Bancorp, Inc...........................    11,318     129,252
  #Homeowners Choice, Inc..............................     6,191     137,440
   HopFed Bancorp, Inc.................................     1,211       9,506
   Horace Mann Educators Corp..........................    31,017     595,837
   Horizon Bancorp.....................................     1,000      29,000
 #*Howard Hughes Corp. (The)...........................    20,443   1,431,010
   Hudson City Bancorp, Inc............................   416,419   3,533,315
   Hudson Valley Holding Corp..........................    12,778     205,854
   Huntington Bancshares, Inc..........................   511,399   3,267,840
  #IBERIABANK Corp.....................................    24,243   1,207,059
  *ICG Group, Inc......................................    30,939     324,241
   Independence Holding Co.............................     8,496      74,255
  #Independent Bank Corp. (453836108)..................    17,581     518,815
  *Independent Bank Corp. (453838609)..................     3,800      13,072
   Infinity Property & Casualty Corp...................     7,832     447,286
   Interactive Brokers Group, Inc. Class A.............    37,462     533,834
  *IntercontinentalExchange, Inc.......................    25,654   3,360,674
  *InterGroup Corp. (The)..............................       200       4,438
  #International Bancshares Corp.......................    55,277   1,003,278
  *Intervest Bancshares Corp. Class A..................    11,762      48,812
 #*INTL. FCStone, Inc..................................    13,891     257,400
   Invesco, Ltd........................................   271,939   6,613,556
  *Investment Technology Group, Inc....................    26,174     220,909
  *Investors Bancorp, Inc..............................    90,677   1,631,279
 #*Investors Capital Holdings, Ltd.....................     1,399       5,120
   Investors Title Co..................................     1,022      67,043
  #Janus Capital Group, Inc............................   152,987   1,300,390
   Jefferies Group, Inc................................   161,817   2,304,274
  *Jefferson Bancshares, Inc...........................     1,271       3,762
   JMP Group, Inc......................................    15,902      88,097
   Jones Lang LaSalle, Inc.............................    35,924   2,792,732
   JPMorgan Chase & Co................................. 1,045,479  43,575,565

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Financials -- (Continued)
   Kaiser Federal Financial Group, Inc....................   6,143 $    94,786
  #KBW, Inc...............................................  28,169     457,746
   Kearny Financial Corp..................................  44,060     416,367
  #Kemper Corp............................................  48,591   1,506,321
   Kennedy-Wilson Holdings, Inc...........................  37,800     536,760
   Kentucky First Federal Bancorp.........................     936       7,675
   KeyCorp................................................ 578,087   4,867,493
 #*Knight Capital Group, Inc. Class A.....................  76,893     202,229
  #Lake Shore Bancorp, Inc................................     125       1,310
  #Lakeland Bancorp, Inc..................................  24,751     245,777
   Lakeland Financial Corp................................  13,106     349,799
   Landmark Bancorp, Inc..................................   1,086      22,263
   Lazard, Ltd. Class A...................................  75,833   2,234,040
   Legg Mason, Inc........................................ 113,630   2,895,292
  *Leucadia National Corp................................. 149,337   3,389,950
  #Life Partners Holdings, Inc............................   7,428      18,867
   Lincoln National Corp.................................. 171,404   4,249,105
   LNB Bancorp, Inc.......................................   6,277      37,474
   Loews Corp.............................................  91,086   3,851,116
  *Louisiana Bancorp, Inc.................................   2,100      34,377
  #LPL Financial Holdings, Inc............................  49,429   1,443,327
  *LSB Financial Corp.....................................     259       5,115
  #M&T Bank Corp..........................................  76,732   7,987,801
  *Macatawa Bank Corp.....................................  18,694      57,764
  *Magyar Bancorp, Inc....................................     211       1,021
   Maiden Holdings, Ltd...................................  58,542     494,680
   MainSource Financial Group, Inc........................  15,003     187,838
 #*Malvern Bancorp, Inc...................................     134       1,441
 #*Markel Corp............................................   7,234   3,414,014
  #MarketAxess Holdings, Inc..............................  23,172     723,893
   Marlin Business Services Corp..........................   9,891     223,438
   Marsh & McLennan Cos., Inc.............................  88,842   3,023,293
  *Maui Land & Pineapple Co., Inc.........................   2,542       5,592
  #Mayflower Bancorp, Inc.................................     100         903
  #MB Financial, Inc......................................  44,950     910,687
 #*MBIA, Inc.............................................. 159,636   1,580,396
 #*MBT Financial Corp.....................................   3,911      11,264
   MCG Capital Corp.......................................  58,376     272,032
   Meadowbrook Insurance Group, Inc.......................  35,445     199,201
   Medallion Financial Corp...............................  17,372     217,324
 #*Mercantile Bank Corp...................................   6,156     101,759
  #Merchants Bancshares, Inc..............................   4,638     135,801
  #Mercury General Corp...................................  45,232   1,833,253
  *Meridian Interstate Bancorp, Inc.......................  15,377     259,718
   Meta Financial Group, Inc..............................   1,310      31,126
   MetLife, Inc........................................... 293,711  10,423,803
  *Metro Bancorp, Inc.....................................  10,574     137,251
  *MetroCorp Bancshares, Inc..............................   4,229      42,882
 #*MGIC Investment Corp................................... 152,142     261,684
  #MicroFinancial, Inc....................................   7,011      55,247
   Mid Penn Bancorp, Inc..................................     497       5,069
  #MidSouth Bancorp, Inc..................................   5,731      88,831
  #MidWestOne Financial Group, Inc........................   3,102      62,660
   Montpelier Re Holdings, Ltd............................  46,585   1,065,399
  #Moody's Corp...........................................  55,284   2,662,477
   Morgan Stanley......................................... 410,794   7,139,600
   MSB Financial Corp.....................................     339       2,142
 #*MSCI, Inc..............................................  43,759   1,178,867
   MutualFirst Financial, Inc.............................   2,798      34,024
   NASDAQ OMX Group, Inc. (The)........................... 136,287   3,244,993
  *National Financial Partners Corp.......................  32,456     595,568

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Financials -- (Continued)
   National Interstate Corp...............................  13,695 $  355,385
  #National Penn Bancshares, Inc.......................... 123,802  1,105,552
   National Security Group, Inc...........................     312      2,611
   National Western Life Insurance Co. Class A............   1,427    200,308
   Naugatuck Valley Financial Corp........................     610      4,532
  *Navigators Group, Inc. (The)...........................  11,299    599,751
   NBT Bancorp, Inc.......................................  27,679    588,732
   Nelnet, Inc. Class A...................................  28,513    696,002
  *Netspend Holdings, Inc.................................  41,192    441,166
  *New Century Bancorp, Inc...............................     300      1,605
   New England Bancshares, Inc............................   1,080     15,584
   New Hampshire Thrift Bancshares, Inc...................   3,306     43,573
  #New York Community Bancorp, Inc........................ 261,107  3,618,943
  *NewBridge Bancorp......................................   8,957     38,605
  *Newport Bancorp, Inc...................................   1,429     23,871
  *NewStar Financial, Inc.................................  38,426    480,325
   Nicholas Financial, Inc................................   4,022     52,326
  *North Valley Bancorp...................................     252      3,508
   Northeast Bancorp......................................      59        562
   Northeast Community Bancorp, Inc.......................   3,456     18,732
   Northern Trust Corp.................................... 148,634  7,101,733
  #Northfield Bancorp, Inc................................  30,743    499,266
   Northrim Bancorp, Inc..................................   3,902     87,912
   Northwest Bancshares, Inc..............................  80,621    959,390
   Norwood Financial Corp.................................     901     28,607
   NYSE Euronext.......................................... 150,134  3,717,318
   Ocean Shore Holding Co.................................   3,964     52,682
   OceanFirst Financial Corp..............................  14,185    197,739
 #*Ocwen Financial Corp................................... 106,268  4,098,757
   Ohio Valley Banc Corp..................................   1,110     20,951
  #Old National Bancorp...................................  80,214    984,226
  #Old Republic International Corp........................ 213,867  2,113,006
 #*Old Second Bancorp, Inc................................   4,388      6,143
  *OmniAmerican Bancorp, Inc..............................   8,943    204,705
   OneBeacon Insurance Group, Ltd. Class A................  19,386    261,711
   Oppenheimer Holdings, Inc. Class A.....................   8,464    137,794
   Oriental Financial Group, Inc..........................  33,156    390,578
   Oritani Financial Corp.................................  38,610    589,961
   Osage Bancshares, Inc..................................     900      9,855
 #*Pacific Capital Bancorp................................   8,943    410,573
   Pacific Continental Corp...............................  13,381    124,310
  *Pacific Mercantile Bancorp.............................   7,453     53,438
  *Pacific Premier Bancorp, Inc...........................   2,700     30,294
   PacWest Bancorp........................................  30,373    683,393
  #Park National Corp.....................................  12,517    833,006
  *Park Sterling Corp.....................................  19,367     96,835
   PartnerRe, Ltd.........................................  38,107  3,086,667
  *Patriot National Bancorp...............................     500        760
  #Peapack-Gladstone Financial Corp.......................   5,258     81,446
   Penns Woods Bancorp, Inc...............................   3,034    122,968
   Peoples Bancorp........................................     470      9,118
   Peoples Bancorp of North Carolina......................   2,042     20,420
   Peoples Bancorp, Inc...................................   8,380    178,494
   People's United Financial, Inc......................... 214,483  2,580,230
 #*PHH Corp...............................................  44,187    919,531
  *Phoenix Cos, Inc. (The)................................   3,363    101,361
  *PICO Holdings, Inc.....................................  18,457    408,638
   Pinnacle Bancshares, Inc...............................     200      2,275
  *Pinnacle Financial Partners, Inc.......................  28,547    558,094
  *Piper Jaffray Cos., Inc................................  12,428    333,692
   Platinum Underwriters Holdings, Ltd....................  28,173  1,250,881

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Financials -- (Continued)
   PNC Financial Services Group, Inc...................... 152,668 $8,883,751
  *Popular, Inc...........................................  36,249    700,693
  *Porter Bancorp, Inc....................................   3,389      4,948
 #*Preferred Bank.........................................   1,261     17,919
   Premier Financial Bancorp, Inc.........................   2,911     27,858
   Presidential Life Corp.................................  21,986    307,364
  #Primerica, Inc.........................................  51,062  1,443,012
  *Primus Guaranty, Ltd...................................  16,378    136,756
  *Princeton National Bancorp, Inc........................   1,811        254
   Principal Financial Group, Inc......................... 180,179  4,962,130
   PrivateBancorp, Inc....................................  58,745    949,319
   ProAssurance Corp......................................  25,175  2,250,645
  #Progressive Corp. (The)................................ 124,434  2,774,878
  #Prosperity Bancshares, Inc.............................  46,050  1,927,653
  #Protective Life Corp...................................  65,693  1,793,419
   Provident Financial Holdings, Inc......................   6,264     92,519
   Provident Financial Services, Inc......................  47,114    706,710
   Provident New York Bancorp.............................  29,856    272,585
  *Prudential Bancorp, Inc. of Pennsylvania...............   3,011     19,873
   Prudential Financial, Inc.............................. 130,928  7,469,442
  *PSB Holdings, Inc......................................   1,100      5,110
  #Pulaski Financial Corp.................................   7,180     61,461
   Pzena Investment Management, Inc. Class A..............   2,370     13,367
   QC Holdings, Inc.......................................   8,157     27,571
  #QCR Holdings, Inc......................................   1,185     17,123
  #Radian Group, Inc...................................... 100,718    472,367
  #Raymond James Financial, Inc...........................  86,676  3,305,823
   Regions Financial Corp................................. 865,951  5,646,001
   Reinsurance Group of America, Inc......................  56,910  3,011,677
   RenaissanceRe Holdings, Ltd............................  41,129  3,346,255
   Renasant Corp..........................................  20,126    370,520
   Republic Bancorp, Inc. Class A.........................  14,612    315,911
  *Republic First Bancorp, Inc............................  14,828     31,584
   Resource America, Inc. Class A.........................  12,280     83,013
  *Riverview Bancorp, Inc.................................   9,533     15,729
  #RLI Corp...............................................  17,393  1,185,855
   Rockville Financial, Inc...............................  22,674    301,337
   Roma Financial Corp....................................  16,685    146,995
  *Royal Bancshares of Pennsylvania, Inc. Class A.........   2,453      4,906
  *Rurban Financial Corp..................................   1,124      8,093
  #S&T Bancorp, Inc.......................................  22,432    394,130
  #S.Y. Bancorp, Inc......................................  11,300    266,454
  *Safeguard Scientifics, Inc.............................  16,604    263,173
   Safety Insurance Group, Inc............................  12,285    569,410
   Salisbury Bancorp, Inc.................................     543     13,885
   Sandy Spring Bancorp, Inc..............................  18,560    354,867
  *Savannah Bancorp, Inc. (The)...........................   1,441     13,978
   SCBT Financial Corp....................................  12,348    489,969
   SeaBright Holdings, Inc................................  16,831    184,636
  *Seacoast Banking Corp. of Florida......................   6,793     10,869
  *Security National Financial Corp. Class A..............     817      4,003
   SEI Investments Co..................................... 113,730  2,488,412
   Selective Insurance Group, Inc.........................  42,797    791,317
   Shore Bancshares, Inc..................................   3,114     17,594
   SI Financial Group, Inc................................   5,540     60,940
  *Siebert Financial Corp.................................   3,562      5,628
   Sierra Bancorp.........................................   9,027    101,554
 #*Signature Bank.........................................  30,355  2,162,490
   Simmons First National Corp. Class A...................  13,365    332,655
   SLM Corp............................................... 293,828  5,165,496
   Somerset Hills Bancorp.................................   1,508     12,773

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Financials -- (Continued)
   South Street Financial Corp............................     300 $     1,500
  *Southcoast Financial Corp..............................   2,016       9,435
  *Southern Connecticut Bancorp, Inc......................     400         436
  *Southern First Bancshares, Inc.........................     957       9,474
   Southern Missouri Bancorp, Inc.........................     557      13,507
   Southern National Bancorp of Virginia, Inc.............     302       2,458
   Southside Bancshares, Inc..............................  13,892     283,540
  *Southwest Bancorp, Inc.................................  14,948     161,289
   Southwest Georgia Financial Corp.......................     863       7,750
 #*St. Joe Co. (The)......................................  68,568   1,357,646
  #StanCorp Financial Group, Inc..........................  33,855   1,162,919
   State Auto Financial Corp..............................  29,559     477,082
   State Street Corp...................................... 139,475   6,216,401
   StellarOne Corp........................................  17,391     238,605
   Sterling Bancorp.......................................  24,571     234,653
  #Stewart Information Services Corp......................  14,271     332,800
 #*Stifel Financial Corp..................................  44,173   1,400,284
  *Stratus Properties, Inc................................   2,912      26,790
 #*Suffolk Bancorp........................................   6,739     101,220
   Summit State Bank......................................   1,967      13,926
  *Sun Bancorp, Inc.......................................  25,291      78,149
   SunTrust Banks, Inc.................................... 310,288   8,439,834
   Susquehanna Bancshares, Inc............................ 153,462   1,591,401
  *Sussex Bancorp.........................................     332       1,975
  *SVB Financial Group....................................  36,538   2,067,685
  *SWS Group, Inc.........................................  12,800      72,832
  #Symetra Financial Corp.................................  94,501   1,129,287
  #Synovus Financial Corp................................. 652,699   1,599,113
   T. Rowe Price Group, Inc...............................  48,144   3,126,471
 #*Taylor Capital Group, Inc..............................  22,164     414,024
  #TCF Financial Corp..................................... 133,926   1,532,113
   TD Ameritrade Holding Corp............................. 136,021   2,134,169
   Teche Holding Co.......................................     824      33,026
  *Tejon Ranch Co.........................................  12,942     387,483
   Territorial Bancorp, Inc...............................   8,657     195,648
  #Teton Advisors, Inc. Class A...........................      29         407
 #*Texas Capital Bancshares, Inc..........................  26,384   1,252,448
   TF Financial Corp......................................   1,494      33,466
  *TFS Financial Corp..................................... 169,435   1,516,443
   Thomas Properties Group, Inc...........................  33,260     177,608
  *Timberland Bancorp, Inc................................   1,600       9,920
  #Tompkins Financial Corp................................  10,051     406,864
  #Torchmark Corp.........................................  59,000   2,984,810
   Tower Financial Corp...................................     578       6,849
   Tower Group, Inc.......................................  30,957     557,845
  #TowneBank..............................................  22,929     357,005
   Travelers Cos., Inc. (The)............................. 118,337   8,394,827
  *Tree.com, Inc..........................................   6,354      91,815
  #TriCo Bancshares.......................................  12,387     208,102
   TrustCo Bank Corp......................................  76,997     429,643
  #Trustmark Corp.........................................  53,369   1,252,570
   U.S. Bancorp........................................... 508,644  16,892,067
  #UMB Financial Corp.....................................  33,411   1,487,792
  #Umpqua Holdings Corp...................................  92,009   1,112,389
  #Unico American Corp....................................     100       1,139
   Union Bankshares, Inc..................................     863      16,915
   Union First Market Bankshares Corp.....................  19,303     303,057
  *United Bancshares, Inc. (909458101)....................   1,036       9,821
  #United Bancshares, Inc. (909907107)....................  41,267     983,393
   United Community Bancorp...............................     151       1,010
 #*United Community Banks, Inc............................  33,152     288,422

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         Shares      Value+
                                                        --------- ------------
Financials -- (Continued)
  *United Community Financial Corp.....................     5,432 $     20,696
   United Financial Bancorp, Inc.......................    12,713      195,399
   United Fire Group, Inc..............................    21,736      516,665
 #*United Security Bancshares..........................     4,320       12,960
  *Unity Bancorp, Inc..................................     3,873       23,625
   Universal Insurance Holdings, Inc...................    28,955      114,372
   Univest Corp. of Pennsylvania.......................    13,428      227,202
   Unum Group..........................................   166,566    3,377,958
   Validus Holdings, Ltd...............................    78,293    2,802,889
  #Valley National Bancorp.............................   163,307    1,590,610
   ViewPoint Financial Group, Inc......................    32,317      672,194
  *Virginia Commerce Bancorp, Inc......................    23,984      219,693
  *Virtus Investment Partners, Inc.....................     2,925      280,800
  #VSB Bancorp, Inc....................................       169        1,797
   Waddell & Reed Financial, Inc.......................    54,407    1,813,385
  *Walker & Dunlop, Inc................................     3,841       63,799
   Washington Banking Co...............................    11,996      163,985
  #Washington Federal, Inc.............................    87,584    1,469,660
  #Washington Trust Bancorp, Inc.......................    12,803      345,553
  *Waterstone Financial, Inc...........................    11,972       64,649
   Wayne Savings Bancshares, Inc.......................       955        8,595
  #Webster Financial Corp..............................    72,184    1,588,048
   Wells Fargo & Co.................................... 1,421,763   47,899,195
  #WesBanco, Inc.......................................    21,263      467,786
   West Bancorporation, Inc............................    12,521      136,604
  *West Coast Bancorp..................................    15,030      330,961
  #Westamerica Bancorporation..........................    18,080      797,690
  *Western Alliance Bancorp............................    67,830      695,936
   Westfield Financial, Inc............................    20,512      149,532
   Westwood Holdings Group, Inc........................     4,374      169,799
   White River Capital, Inc............................       986       22,308
   Willis Group Holdings P.L.C.........................    45,883    1,544,881
  *Wilshire Bancorp, Inc...............................    57,756      375,992
  #Wintrust Financial Corp.............................    29,943    1,106,394
 #*World Acceptance Corp...............................     9,067      605,313
   WR Berkley Corp.....................................    83,704    3,255,249
  *WSB Holdings, Inc...................................     1,227        6,994
   WSFS Financial Corp.................................     1,551       65,693
   WVS Financial Corp..................................       803        7,026
   XL Group P.L.C......................................   186,679    4,618,438
  *Yadkin Valley Financial Corp........................     6,576       21,043
  #Zions Bancorporation................................   151,386    3,250,257
  *ZipRealty, Inc......................................    11,687       30,854
                                                                  ------------
Total Financials.......................................            802,026,899
                                                                  ------------
Health Care -- (9.6%)
  *Abaxis, Inc.........................................     7,533      277,064
   Abbott Laboratories.................................   313,084   20,513,264
 #*ABIOMED, Inc........................................     3,762       74,563
  *Acadia Healthcare Co., Inc..........................     1,667       34,290
  *Accuray, Inc........................................    44,947      312,831
  *Acorda Therapeutics, Inc............................    25,975      622,101
  *Adcare Health Systems, Inc..........................     2,983       14,140
  *Addus HomeCare Corp.................................     5,033       27,329
  *ADVENTRX Pharmaceuticals, Inc.......................     9,644        6,075
   Aetna, Inc..........................................    95,807    4,186,766
  *Affymax, Inc........................................    23,828      543,040
 #*Affymetrix, Inc.....................................    57,066      180,899
   Agilent Technologies, Inc...........................    58,111    2,091,415
 #*Air Methods Corp....................................     8,400      920,892
 #*Akorn, Inc..........................................     9,885      118,719

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Health Care -- (Continued)
  *Albany Molecular Research, Inc.........................  21,162 $    74,913
  *Alere, Inc.............................................  65,668   1,260,826
  *Alexion Pharmaceuticals, Inc...........................  36,240   3,275,371
 #*Align Technology, Inc..................................  53,254   1,415,491
  *Alkermes P.L.C.........................................  86,269   1,598,565
   Allergan, Inc..........................................  59,062   5,310,855
  *Alliance HealthCare Services, Inc......................  26,101      36,019
  *Allied Healthcare Products, Inc........................   1,583       4,322
 #*Allscripts Healthcare Solutions, Inc................... 114,167   1,475,038
  *Almost Family, Inc.....................................   7,302     151,370
 #*Alnylam Pharmaceuticals, Inc...........................  21,190     342,642
  *Alphatec Holdings, Inc.................................  40,201      69,146
  *AMAG Pharmaceuticals, Inc..............................  13,289     205,714
 #*Amedisys, Inc..........................................  25,131     277,446
  *American Shared Hospital Services......................     797       2,383
  *AMERIGROUP Corp........................................  31,603   2,886,618
  #AmerisourceBergen Corp.................................  68,769   2,712,249
   Amgen, Inc............................................. 198,736  17,199,607
  *AMN Healthcare Services, Inc...........................  31,682     314,285
  *Amsurg Corp............................................  25,680     732,394
   Analogic Corp..........................................   9,514     700,801
  *AngioDynamics, Inc.....................................  20,705     222,165
  *Anika Therapeutics, Inc................................  10,932     122,548
 #*Arena Pharmaceuticals, Inc.............................  82,465     652,298
  *Ariad Pharmaceuticals, Inc.............................  65,500   1,411,525
  *Arqule, Inc............................................  11,499      28,862
  *Array BioPharma, Inc...................................  15,525      64,274
   Arrhythmia Research Technology, Inc....................   1,150       2,841
  *ArthroCare Corp........................................  18,262     549,321
   Assisted Living Concepts, Inc. Class A.................  14,914     117,970
  *Astex Pharmaceuticals, Inc.............................  56,473     134,406
 #*athenahealth, Inc......................................  11,086     712,719
  *AtriCure, Inc..........................................   2,500      16,050
   Atrion Corp............................................   1,221     248,156
  *Authentidate Holding Corp..............................     326         453
 #*AVEO Pharmaceuticals, Inc..............................   1,372      10,468
   Bard (C.R.), Inc.......................................  19,941   1,918,125
   Baxter International, Inc.............................. 101,753   6,372,790
  #Becton Dickinson & Co..................................  37,695   2,852,758
  *Bioanalytical Systems, Inc.............................     400         464
  *BioClinica, Inc........................................   9,268      58,110
 #*BioCryst Pharmaceuticals, Inc..........................   9,125      26,554
  *Biogen Idec, Inc.......................................  42,077   5,815,883
 #*BioMarin Pharmaceutical, Inc...........................  69,676   2,580,799
  *BioMimetic Therapeutics, Inc...........................   4,613      17,114
 #*Bio-Rad Laboratories, Inc. Class A.....................  18,714   1,896,664
  *Bio-Rad Laboratories, Inc. Class B.....................   1,562     155,810
 #*Bio-Reference Labs, Inc................................  18,200     505,232
  *BioScrip, Inc..........................................  47,752     439,796
 #*BioSpecifics Technologies Corp.........................     900      14,400
  *Boston Scientific Corp................................. 909,422   4,674,429
  *Bovie Medical Corp.....................................   7,222      27,083
   Bristol-Myers Squibb Co................................ 323,899  10,769,642
 #*Brookdale Senior Living, Inc...........................  94,587   2,219,011
 #*Bruker Corp............................................ 104,735   1,266,246
  *Cambrex Corp...........................................  22,242     268,683
   Cantel Medical Corp....................................  17,349     451,248
  *Capital Senior Living Corp.............................  21,903     352,200
  *Cardica, Inc...........................................   1,700       2,278
   Cardinal Health, Inc...................................  91,267   3,753,812
  *CardioNet, Inc.........................................  14,724      35,779

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           Shares    Value+
                                                           ------- ----------
Health Care -- (Continued)
  *CareFusion Corp........................................ 135,949 $3,610,805
  *CAS Medical Systems, Inc...............................   2,100      3,822
  *Catamaran Corp.........................................  39,926  1,882,910
  *Celgene Corp...........................................  80,949  5,935,181
 #*Celldex Therapeutics, Inc..............................  36,352    200,300
 #*Celsion Corp...........................................   3,000     12,930
  *Centene Corp...........................................  33,939  1,289,003
 #*Cepheid, Inc...........................................  19,561    592,894
 #*Cerner Corp............................................  40,954  3,120,285
 #*Charles River Laboratories International, Inc..........  37,269  1,390,879
  #Chemed Corp............................................  12,500    840,625
 #*Chindex International, Inc.............................   8,632     89,514
   Cigna Corp............................................. 155,296  7,920,096
 #*Codexis, Inc...........................................   5,607     14,578
  *Columbia Laboratories, Inc.............................   3,090      2,101
  *CombiMatrix Corp.......................................   1,786        777
 #*Community Health Systems, Inc..........................  74,962  2,055,458
   Computer Programs & Systems, Inc.......................   2,569    125,393
 #*Conceptus, Inc.........................................  18,494    348,427
   CONMED Corp............................................  22,248    615,380
   Cooper Cos., Inc. (The)................................  37,885  3,636,202
 #*Cornerstone Therapeutics, Inc..........................   1,213      5,932
  *Corvel Corp............................................   6,029    256,413
 #*Covance, Inc...........................................  35,900  1,748,689
   Coventry Health Care, Inc..............................  83,985  3,665,105
   Covidien P.L.C.........................................  74,451  4,091,082
  *Cross Country Healthcare, Inc..........................  21,023     92,501
   CryoLife, Inc..........................................  22,497    139,256
 #*Cubist Pharmaceuticals, Inc............................  41,914  1,798,111
  *Cumberland Pharmaceuticals, Inc........................  14,360     84,293
 #*Curis, Inc.............................................     600      2,286
  *Cutera, Inc............................................   9,725     72,062
 #*Cyberonics, Inc........................................  10,668    493,395
  *Cynosure, Inc. Class A.................................   6,883    181,298
  *Cytokinetics, Inc......................................  14,824      9,784
  *DaVita, Inc............................................  24,818  2,792,521
   Daxor Corp.............................................   2,013     16,285
  #DENTSPLY International, Inc............................  41,641  1,534,054
  *Depomed, Inc...........................................  31,805    179,698
  *Digirad Corp...........................................   9,575     20,586
  *Durect Corp............................................  18,393     25,198
  *DUSA Pharmaceuticals, Inc..............................   8,613     59,085
  *Dyax Corp..............................................  24,678     74,034
  *Dynacq Healthcare, Inc.................................   2,500         25
 #*Edwards Lifesciences Corp..............................  31,200  2,709,096
   Eli Lilly & Co......................................... 193,660  9,417,686
  *Emergent Biosolutions, Inc.............................  29,227    388,427
  *Emeritus Corp..........................................  26,182    587,786
  *Endo Health Solutions, Inc.............................  89,837  2,574,728
 #*Endocyte, Inc..........................................  12,620    120,773
   Ensign Group, Inc. (The)...............................  16,398    478,166
 #*EnteroMedics, Inc......................................     100        301
  *Enzo Biochem, Inc......................................  23,675     47,350
  *Enzon Pharmaceuticals, Inc.............................  38,733    254,476
  *Exact Sciences Corp....................................   1,550     14,663
  *Exactech, Inc..........................................  10,303    172,060
  *ExamWorks Group, Inc...................................  10,941    153,393
  *Express Scripts Holding Co............................. 140,991  8,676,586
 #*FAB Universal Corp.....................................   5,042     18,151
  *Five Star Quality Care, Inc............................  37,415    196,803
  *Forest Laboratories, Inc............................... 164,192  5,534,912

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           Shares    Value+
                                                           ------- -----------
Health Care -- (Continued)
  *Furiex Pharmaceuticals, Inc............................   6,522 $   125,027
  *Future Healthcare of America...........................   5,042         983
 #*Genomic Health, Inc....................................   3,878     121,188
  *Gentiva Health Services, Inc...........................  24,665     231,851
  *GenVec, Inc............................................     183         269
 #*Geron Corp.............................................  21,919      29,152
  *Gilead Sciences, Inc................................... 144,152   9,681,248
  *Greatbatch, Inc........................................  18,295     402,124
  *GTx, Inc...............................................   8,205      32,902
 #*Haemonetics Corp.......................................  16,804   1,372,887
  *Hanger, Inc............................................  28,150     713,603
  *Harvard Bioscience, Inc................................  18,001      72,364
 #*HCA Holdings, Inc......................................  34,682     985,316
 #*Health Management Associates, Inc. Class A............. 209,988   1,532,912
  *Health Net, Inc........................................  61,334   1,319,908
 #*HealthSouth Corp.......................................  49,567   1,096,918
  *HealthStream, Inc......................................  10,500     268,170
  *Healthways, Inc........................................  27,196     264,617
 #*Henry Schein, Inc......................................  28,322   2,089,597
   Hill-Rom Holdings, Inc.................................  40,408   1,135,061
  *Hi-Tech Pharmacal Co., Inc.............................  10,091     316,353
 #*HMS Holdings Corp......................................  32,880     759,199
 #*Hologic, Inc........................................... 163,553   3,372,463
 #*Horizon Pharma, Inc....................................  25,543      65,901
  *Hospira, Inc...........................................  97,747   2,999,855
   Humana, Inc............................................  56,222   4,175,608
  *ICU Medical, Inc.......................................   9,285     550,879
  *Idera Pharmaceuticals, Inc.............................  12,837      11,810
 #*IDEXX Laboratories, Inc................................  13,105   1,260,701
 #*Illumina, Inc..........................................  26,835   1,274,931
 #*Immunomedics, Inc......................................  20,669      68,414
 #*Impax Laboratories, Inc................................  44,368     942,820
 #*Incyte Corp............................................  86,183   1,375,481
 #*Infinity Pharmaceuticals, Inc..........................  11,703     262,030
 #*Integra LifeSciences Holdings Corp.....................  17,692     676,719
 #*Intuitive Surgical, Inc................................   7,303   3,959,833
   Invacare Corp..........................................  25,268     344,908
  *IPC The Hospitalist Co.................................  10,754     370,905
  *Iridex Corp............................................   4,016      15,984
  *IRIS International, Inc................................  11,087     216,086
  *Jazz Pharmaceuticals P.L.C.............................  37,874   2,034,970
   Johnson & Johnson...................................... 586,544  41,539,046
   Kewaunee Scientific Corp...............................   1,352      15,251
  *Kindred Healthcare, Inc................................  43,468     425,986
  *K-V Pharmaceutical Co. Class B.........................   3,153         158
 #*Laboratory Corp. of America Holdings...................  24,147   2,045,975
   Landauer, Inc..........................................   3,782     219,167
  *Lannet Co., Inc........................................  17,067      75,265
  *LCA-Vision, Inc........................................   8,304      31,721
   LeMaitre Vascular, Inc.................................   8,529      51,174
  *LHC Group, Inc.........................................  14,997     262,747
  *Life Technologies Corp................................. 108,312   5,297,540
 #*LifePoint Hospitals, Inc...............................  40,186   1,420,173
  *Luminex Corp...........................................  23,701     381,112
  *Magellan Health Services, Inc..........................  22,336   1,120,150
 #*Masimo Corp............................................  36,517     802,278
   Maxygen, Inc...........................................  18,827      45,938
   McKesson Corp..........................................  49,595   4,627,709
 #*MedAssets, Inc.........................................  48,021     851,412
 .*MedCath Corp...........................................  11,283      15,458
  *Medical Action Industries, Inc.........................  11,743      34,642

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Health Care -- (Continued)
 #*Medicines Co. (The)...................................    35,701 $   782,566
  *MediciNova, Inc.......................................     1,657       3,513
   Medicis Pharmaceutical Corp. Class A..................    37,541   1,629,655
 #*Medidata Solutions, Inc...............................     9,417     395,702
 #*Medivation, Inc.......................................    44,218   2,260,424
 #*MEDNAX, Inc...........................................    40,868   2,819,075
   Medtronic, Inc........................................   179,623   7,468,724
   Merck & Co., Inc......................................   801,185  36,558,072
  *Merit Medical Systems, Inc............................    34,088     492,231
  *Metropolitan Health Networks, Inc.....................    28,603     312,631
  *Mettler Toledo International, Inc.....................     8,100   1,371,897
  *Misonix, Inc..........................................     2,220       9,812
 #*Molina Healthcare, Inc................................    37,800     947,646
  *Momenta Pharmaceuticals, Inc..........................    42,005     532,623
 #*MWI Veterinary Supply, Inc............................     7,765     815,480
  *Mylan, Inc............................................   188,896   4,786,625
  *Myrexis, Inc..........................................    16,233      38,959
 #*Myriad Genetics, Inc..................................    55,011   1,439,638
  *Nabi Biopharmaceuticals...............................    11,200      19,600
 #*Nanosphere, Inc.......................................    12,030      37,654
   National Healthcare Corp..............................    10,651     507,201
   National Research Corp................................     3,887     196,993
  *Natus Medical, Inc....................................    23,897     270,036
  *Neogen Corp...........................................     7,925     339,111
  *Neurocrine Biosciences, Inc...........................     9,250      67,803
 #*Novavax, Inc..........................................     8,202      17,224
  *NuVasive, Inc.........................................    35,753     515,558
  *Obagi Medical Products, Inc...........................    12,100     149,193
  #Omnicare, Inc.........................................    91,736   3,167,644
  *Omnicell, Inc.........................................    27,517     401,198
 #*OncoGenex Pharmaceutical, Inc.........................     1,100      13,640
 #*Onyx Pharmaceuticals, Inc.............................    39,116   3,065,130
  *OraSure Technologies, Inc.............................    21,612     195,805
 #*Orexigen Therapeutics, Inc............................    41,820     222,901
  *Orthofix International NV.............................    11,989     475,484
 #*Osiris Therapeutics, Inc..............................     7,871      82,646
  #Owens & Minor, Inc....................................    51,663   1,470,846
  *Pain Therapeutics, Inc................................    19,386      90,533
  *Palomar Medical Technologies, Inc.....................    14,702     126,878
  *PAREXEL International Corp............................    39,638   1,216,490
   Patterson Cos., Inc...................................    72,093   2,407,906
  *PDI, Inc..............................................    10,163      69,617
  #PDL BioPharma, Inc....................................    92,221     687,046
   PerkinElmer, Inc......................................    90,734   2,806,403
 #*Pernix Therapeutics Holdings, Inc.....................     2,907      22,907
   Perrigo Co............................................    21,985   2,528,495
  #Pfizer, Inc........................................... 2,124,032  52,824,676
  *PharMerica Corp.......................................    23,478     286,901
 #*PhotoMedex, Inc.......................................     5,223      69,518
  *Pozen, Inc............................................    20,954     125,514
  *Progenics Pharmaceuticals, Inc........................    20,400      58,140
  *ProPhase Labs, Inc....................................     3,827       6,315
  *Providence Service Corp. (The)........................     9,771      99,664
  *pSivida Corp..........................................     6,147       9,589
 #*PSS World Medical, Inc................................    33,140     948,467
   Psychemedics Corp.....................................       400       4,576
   Quality Systems, Inc..................................    17,060     297,697
  #Quest Diagnostics, Inc................................    52,406   3,024,874
 #*Questcor Pharmaceuticals, Inc.........................    23,945     610,119
 #*Quidel Corp...........................................    21,321     373,757
  *RadNet, Inc...........................................    17,856      46,426

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           Shares    Value+
                                                           ------- -----------
Health Care -- (Continued)
 #*Regeneron Pharmaceuticals, Inc.........................  26,202 $ 3,728,545
  *Repligen Corp..........................................  21,036     107,284
  #ResMed, Inc............................................  42,135   1,682,872
  *Retractable Technologies, Inc..........................   2,700       3,159
  *Rigel Pharmaceuticals, Inc.............................  43,263     385,473
  *Rochester Medical Corp.................................   7,952      83,416
 #*Rockwell Medical, Inc..................................   3,676      26,430
  *RTI Biologics, Inc.....................................  44,249     179,651
  *Salix Pharmaceuticals, Ltd.............................  36,039   1,406,963
 #*Sangamo Biosciences, Inc...............................   9,721      54,049
  *Santarus, Inc..........................................  24,599     224,589
 #*SciClone Pharmaceuticals, Inc..........................  45,988     253,394
 #*Seattle Genetics, Inc..................................  36,500     918,340
 #*Select Medical Holdings Corp........................... 109,962   1,164,498
 #*SIGA Technologies, Inc.................................   2,500       7,250
  *Sirona Dental Systems, Inc.............................  36,232   2,074,644
  *Skilled Healthcare Group, Inc. Class A.................  12,856      99,891
  *Solta Medical, Inc.....................................  47,852     141,163
  *Somaxon Pharmaceuticals, Inc...........................     312         487
   Span-American Medical System, Inc......................   1,628      28,400
  *Spectranetics Corp.....................................  16,764     244,084
 #*Spectrum Pharmaceuticals, Inc..........................  39,588     441,802
   St. Jude Medical, Inc..................................  59,813   2,288,445
  *Staar Surgical Co......................................   7,839      50,483
 #*Stereotaxis, Inc.......................................   1,899       3,342
   STERIS Corp............................................  37,876   1,348,764
  *Strategic Diagnostics, Inc.............................   6,364       7,255
  #Stryker Corp...........................................  49,385   2,597,651
  *Sucampo Pharmaceuticals, Inc. Class A..................   7,466      37,255
  *Sun Healthcare Group, Inc..............................  13,160     111,334
  *SunLink Health Systems, Inc............................   2,605       2,735
 #*Sunrise Senior Living, Inc.............................  34,438     495,563
  *SurModics, Inc.........................................  12,999     233,722
  *Symmetry Medical, Inc..................................  29,199     267,463
 #*Synageva BioPharma Corp................................   1,936      81,854
 #*Synta Pharmaceuticals Corp.............................   4,683      36,855
  *Targacept, Inc.........................................   1,392       5,679
 #*Team Health Holdings, Inc..............................  33,703     896,837
  #Techne Corp............................................  24,161   1,627,485
  #Teleflex, Inc..........................................  33,588   2,282,305
 #*Tenet Healthcare Corp..................................  81,518   1,923,825
  *Theragenics Corp.......................................   4,600       7,038
 #*Theravance, Inc........................................   4,049      91,143
   Thermo Fisher Scientific, Inc.......................... 103,686   6,331,067
  *Thoratec Corp..........................................  38,312   1,367,738
  *Tornier NV.............................................   4,016      68,674
  *TranS1, Inc............................................  17,578      48,340
 #*Transcept Pharmaceuticals, Inc.........................   9,901      50,396
  *Triple-S Management Corp. Class B......................  15,427     278,303
 #*Trius Therapeutics, Inc................................   1,806       9,897
   U.S. Physical Therapy, Inc.............................   7,417     198,034
  *United Therapeutics Corp...............................  34,678   1,583,744
   UnitedHealth Group, Inc................................ 245,508  13,748,448
  *Universal American Corp................................  69,155     625,161
   Universal Health Services, Inc. Class B................  69,385   2,871,845
  *Urologix, Inc..........................................     800         624
  *Uroplasty, Inc.........................................   2,100       7,203
   Utah Medical Products, Inc.............................   2,367      80,525
  *Vanguard Health Systems, Inc...........................   2,379      23,029
 #*Varian Medical Systems, Inc............................  26,241   1,751,849
  *Vascular Solutions, Inc................................  10,130     152,659

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Health Care -- (Continued)
 #*VCA Antech, Inc........................................  68,985 $  1,350,726
 #*Vertex Pharmaceuticals, Inc............................  44,881    2,165,059
 #*Vical, Inc.............................................  47,911      163,377
 #*ViroPharma, Inc........................................  56,623    1,429,731
 #*Vivus, Inc.............................................   7,272      108,353
 #*Volcano Corp...........................................  14,739      421,830
   Warner Chilcott P.L.C..................................  95,256    1,103,064
  *Waters Corp............................................  20,484    1,675,796
  *Watson Pharmaceuticals, Inc............................  72,376    6,220,717
  *WellCare Health Plans, Inc.............................  26,606    1,266,446
   WellPoint, Inc.........................................  94,098    5,766,325
  #West Pharmaceutical Services, Inc......................  24,794    1,335,653
 #*Wright Medical Group, Inc..............................  32,572      661,863
  *XenoPort, Inc..........................................  22,266      183,249
   Young Innovations, Inc.................................   6,383      217,979
  *Zalicus, Inc...........................................  18,702       10,473
  #Zimmer Holdings, Inc................................... 100,495    6,452,784
                                                                   ------------
Total Health Care.........................................          538,915,694
                                                                   ------------
Industrials -- (11.2%)
   3M Co.................................................. 128,759   11,279,288
  #A.O. Smith Corp........................................  30,911    1,878,461
  *A.T. Cross Co. Class A.................................   9,465       89,634
  *A123 Systems, Inc......................................  71,376       10,264
   AAON, Inc..............................................  15,346      321,959
   AAR Corp...............................................  32,504      490,485
   ABM Industries, Inc....................................  43,581      828,039
 #*Acacia Research Corp...................................  18,893      490,651
 #*ACCO Brands Corp.......................................  58,601      424,271
  *Accuride Corp..........................................  11,514       30,742
   Aceto Corp.............................................  21,827      218,707
   Acme United Corp.......................................   1,000       11,330
  #Acorn Energy, Inc......................................  10,523       89,551
  *Active Power, Inc......................................   1,800        1,296
  #Actuant Corp. Class A..................................  59,829    1,689,571
  #Acuity Brands, Inc.....................................  27,855    1,802,219
  *Adept Technology, Inc..................................   6,777       27,108
  *ADT Corp. (The)........................................  65,681    2,726,418
 #*Advisory Board Co. (The)...............................  13,900      660,250
  *AECOM Technology Corp..................................  92,969    1,996,044
  *Aegion Corp............................................  32,308      596,729
  *AeroCentury Corp.......................................     691        8,700
  *Aerosonic Corp.........................................     400        1,308
  *Aerovironment, Inc.....................................  17,091      375,831
  *AGCO Corp..............................................  56,054    2,551,018
  *Air Transport Services Group, Inc......................  48,628      187,218
   Aircastle, Ltd.........................................  39,578      440,503
   Alamo Group, Inc.......................................   9,385      314,398
  *Alaska Air Group, Inc..................................  58,026    2,218,914
   Albany International Corp. Class A.....................  22,842      501,839
 #*Allegiant Travel Co....................................  12,584      915,360
  #Alliant Techsystems, Inc...............................  26,771    1,533,711
 .*Allied Defense Group, Inc. (The).......................   3,200       17,120
  #Allied Motion Technologies, Inc........................   5,004       32,276
   Altra Holdings, Inc....................................  22,993      414,334
   Amerco, Inc............................................  15,034    1,737,028
  *Ameresco, Inc. Class A.................................  18,814      208,083
  *American Railcar Industries, Inc.......................  17,517      514,649
  *American Reprographics Co..............................  33,435      128,056
   American Science & Engineering, Inc....................   5,459      347,083
 #*American Superconductor Corp...........................   8,960       32,166

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *American Woodmark Corp...................................  10,847 $  249,481
  #AMETEK, Inc..............................................  70,834  2,518,149
   Ampco-Pittsburgh Corp....................................   7,042    124,362
  *AMREP Corp...............................................   2,800     18,200
   Apogee Enterprises, Inc..................................  22,963    467,756
  #Applied Industrial Technologies, Inc.....................  28,191  1,144,273
   Argan, Inc...............................................   8,646    153,812
   Arkansas Best Corp.......................................  18,876    151,952
  #Armstrong World Industries, Inc..........................  34,655  1,795,129
  *Arotech Corp.............................................     901        919
  *Ascent Solar Technologies, Inc...........................  14,292     11,648
  *Asset Acceptance Capital Corp............................  20,590    131,364
   Asta Funding, Inc........................................   9,299     87,225
  *Astec Industries, Inc....................................  17,259    497,059
  *Astronics Corp...........................................   5,312    123,292
 #*Astronics Corp. Class B..................................   1,671     38,178
 #*Atlas Air Worldwide Holdings, Inc........................  21,693  1,192,898
  *Avalon Holding Corp. Class A.............................     500      2,000
   Avery Dennison Corp......................................  82,517  2,671,900
 #*Avis Budget Group, Inc...................................  86,071  1,422,754
   AZZ, Inc.................................................  17,066    673,083
  *B/E Aerospace, Inc.......................................  54,163  2,442,210
  *Babcock & Wilcox Co. (The)...............................  77,902  2,007,535
   Baltic Trading, Ltd......................................   2,517      8,583
  #Barnes Group, Inc........................................  44,395  1,015,758
   Barrett Business Services, Inc...........................   7,132    212,748
 #*Beacon Roofing Supply, Inc...............................  36,860  1,192,052
   Belden, Inc..............................................  29,120  1,042,496
  *Blount International, Inc................................  18,483    244,530
  *BlueLinx Holdings, Inc...................................  19,016     40,124
   Boeing Co. (The)......................................... 135,640  9,554,482
   Brady Corp. Class A......................................  40,378  1,242,027
  *Breeze-Eastern Corp......................................   4,762     38,096
  #Briggs & Stratton Corp...................................  39,454    779,217
  #Brink's Co. (The)........................................  30,504    802,560
  *Broadwind Energy, Inc....................................     488      1,215
 #*Builders FirstSource, Inc................................  59,666    328,760
   C.H. Robinson Worldwide, Inc.............................  38,543  2,325,299
  *CAI International, Inc...................................  15,153    335,790
  #Carlisle Cos., Inc.......................................  41,215  2,289,493
   Cascade Corp.............................................   8,970    582,960
  *Casella Waste Systems, Inc. Class A......................  19,206     87,963
   Caterpillar, Inc......................................... 116,770  9,903,264
  *CBIZ, Inc................................................  38,273    211,267
   CDI Corp.................................................  14,982    257,541
   CECO Environmental Corp..................................   8,475     75,004
   Celadon Group, Inc.......................................  18,866    322,609
   Ceradyne, Inc............................................  18,280    639,069
  *Champion Industries, Inc.................................   2,518        504
 #*Chart Industries, Inc....................................  19,688  1,393,714
   Chicago Rivet & Machine Co...............................     474      8,741
  #Cintas Corp..............................................  87,943  3,676,897
   CIRCOR International, Inc................................  14,205    489,930
  #CLAROC, Inc..............................................  32,383  1,465,007
 #*Clean Harbors, Inc.......................................  34,610  2,019,494
  *CNH Global NV............................................  45,165  2,023,392
   Coleman Cable, Inc.......................................   5,248     49,804
 #*Colfax Corp..............................................  64,300  2,211,277
  *Columbus McKinnon Corp...................................  15,392    230,418
   Comfort Systems USA, Inc.................................  28,872    314,705
  *Command Security Corp....................................   4,000      5,200

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Commercial Vehicle Group, Inc............................  13,542 $  102,784
   CompX International, Inc.................................   1,315     18,449
  *Consolidated Graphics, Inc...............................   7,800    230,178
  #Con-way, Inc.............................................  41,925  1,220,437
   Cooper Industries P.L.C..................................  53,528  4,011,388
  *Copart, Inc..............................................  76,454  2,201,111
  #Corporate Executive Board Co. (The)......................  13,593    611,141
  #Corrections Corp. of America.............................  78,836  2,652,831
   Courier Corp.............................................   8,848    106,618
   Covanta Holding Corp..................................... 109,583  1,992,219
  *Covenant Transportation Group, Inc. Class A..............   6,622     30,726
  *CPI Aerostructures, Inc..................................   4,216     46,418
  *CRA International, Inc...................................   6,991    117,029
   Crane Co.................................................  37,723  1,583,612
   CSX Corp................................................. 285,101  5,836,017
   Cubic Corp...............................................  17,269    842,727
  #Cummins, Inc.............................................  38,005  3,556,508
   Curtiss-Wright Corp......................................  35,923  1,108,943
   Danaher Corp............................................. 102,108  5,282,047
   Deere & Co...............................................  74,611  6,374,764
  *Delta Air Lines, Inc..................................... 202,355  1,948,679
   Deluxe Corp..............................................  33,309  1,049,567
 #*DigitalGlobe, Inc........................................  31,196    809,224
  *Dolan Co. (The)..........................................  21,986    101,795
 #*Dollar Thrifty Automotive Group, Inc.....................  18,164  1,398,628
   Donaldson Co., Inc.......................................  34,002  1,097,245
  #Douglas Dynamics, Inc....................................  17,929    272,342
   Dover Corp............................................... 107,673  6,268,722
  *Ducommun, Inc............................................   8,364    114,085
  #Dun & Bradstreet Corp. (The).............................  30,008  2,431,848
  *DXP Enterprises, Inc.....................................   9,278    456,756
  *Dycom Industries, Inc....................................  25,810    367,534
   Dynamic Materials Corp...................................   9,967    133,757
  *Eagle Bulk Shipping, Inc.................................   5,847     17,307
  #Eastern Co. (The)........................................   2,746     43,936
  #Eaton Corp...............................................  88,566  4,182,087
 #*Echo Global Logistics, Inc...............................  15,061    253,175
   Ecology & Environment, Inc. Class A......................   1,746     21,423
   EMCOR Group, Inc.........................................  54,816  1,762,883
  #Emerson Electric Co...................................... 129,001  6,247,518
  *Encore Capital Group, Inc................................  20,400    591,600
   Encore Wire Corp.........................................  18,733    578,100
 #*Energy Recovery, Inc.....................................  32,855     97,579
  *EnergySolutions, Inc.....................................   6,291     17,992
 #*EnerNOC, Inc.............................................  20,540    253,053
  *EnerSys, Inc.............................................  39,556  1,363,891
 #*Engility Holdings, Inc...................................   9,894    187,986
   Ennis, Inc...............................................  20,180    308,754
  *EnPro Industries, Inc....................................  17,022    622,324
   EnviroStar, Inc..........................................     100        156
   Equifax, Inc.............................................  52,195  2,611,838
   ESCO Technologies, Inc...................................  21,642    810,276
   Espey Manufacturing & Electronics Corp...................   1,489     40,888
  *Esterline Technologies Corp..............................  24,143  1,395,224
  *Excel Maritime Carriers, Ltd.............................  29,839     12,473
   Exelis, Inc.............................................. 133,193  1,473,115
   Expeditors International of Washington, Inc..............  50,496  1,848,659
  *Exponent, Inc............................................   8,534    469,199
  #Fastenal Co..............................................  64,873  2,899,823
  *Federal Signal Corp......................................  50,581    291,852
   FedEx Corp...............................................  82,970  7,632,410

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Industrials -- (Continued)
  *Flow International Corp...............................    31,986 $   106,194
   Flowserve Corp........................................    14,955   2,026,253
   Fluor Corp............................................    54,753   3,057,955
  *Fortune Brands Home & Security, Inc...................   125,102   3,557,901
   Forward Air Corp......................................    19,050     635,699
  *Franklin Covey Co.....................................    11,411     137,160
  #Franklin Electric Co., Inc............................    15,296     886,250
   FreightCar America, Inc...............................     8,977     172,807
  *Frozen Food Express Industries........................     8,485      14,934
 #*FTI Consulting, Inc...................................    31,515     818,129
  *Fuel Tech, Inc........................................    16,148      65,884
  *Furmanite Corp........................................    26,074     131,674
   G & K Services, Inc. Class A..........................    14,779     476,623
   Gardner Denver, Inc...................................    27,255   1,889,589
  #GATX Corp.............................................    38,644   1,602,180
 #*Genco Shipping & Trading, Ltd.........................    27,179      82,624
  *Gencor Industries, Inc................................     2,365      17,004
 #*GenCorp, Inc..........................................    39,369     347,235
  #Generac Holdings, Inc.................................    43,982   1,495,388
  *General Cable Corp....................................    40,900   1,166,877
  *General Dynamics Corp.................................    85,238   5,803,003
   General Electric Co................................... 2,949,640  62,119,418
 #*Genesee & Wyoming, Inc. Class A.......................    29,090   2,108,152
   Geo Group, Inc. (The).................................    50,636   1,403,630
  *GeoEye, Inc...........................................    15,922     499,473
  *Gibraltar Industries, Inc.............................    23,208     289,172
   Global Power Equipment Group, Inc.....................    10,773     182,064
   Gorman-Rupp Co. (The).................................    13,825     373,275
  *GP Strategies Corp....................................    14,131     272,022
  #Graco, Inc............................................    22,634   1,087,790
 #*GrafTech International, Ltd...........................   108,069   1,135,805
   Graham Corp...........................................     6,039     108,521
  #Granite Construction, Inc.............................    31,684     957,174
   Great Lakes Dredge & Dock Corp........................    47,961     381,290
  *Greenbrier Cos., Inc..................................    20,094     349,837
   Griffon Corp..........................................    50,131     508,830
   H&E Equipment Services, Inc...........................    28,837     438,899
   Hardinge, Inc.........................................     7,511      77,964
   Harsco Corp...........................................    66,371   1,326,756
  *Hawaiian Holdings, Inc................................    42,284     250,744
   Heartland Express, Inc................................    56,115     782,804
  #HEICO Corp............................................    12,887     497,825
   HEICO Corp. Class A...................................    19,228     586,069
   Heidrick & Struggles International, Inc...............    13,109     155,211
 #*Heritage-Crystal Clean, Inc...........................     4,417      78,181
   Herman Miller, Inc....................................    28,082     544,510
 #*Hertz Global Holdings, Inc............................   251,383   3,335,852
 #*Hexcel Corp...........................................    65,414   1,671,982
  *Hill International, Inc...............................    26,258      89,015
  #HNI Corp..............................................    29,723     817,977
   Honeywell International, Inc..........................   130,192   7,972,958
   Houston Wire & Cable Co...............................    10,446     115,637
 #*Hub Group, Inc. Class A...............................    23,415     726,099
   Hubbell, Inc. Class A.................................     4,100     320,784
   Hubbell, Inc. Class B.................................    27,464   2,299,286
  *Hudson Global, Inc....................................    23,996      96,944
 #*Huntington Ingalls Industries, Inc....................    32,092   1,360,059
  *Hurco Cos., Inc.......................................     4,582     105,294
  *Huron Consulting Group, Inc...........................    16,488     475,679
  *Huttig Building Products, Inc.........................     2,588       3,364
  *Hyster-Yale Materials Handling, Inc...................     5,564     228,569

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Hyster-Yale Materials Handling, Inc. Class B.............   5,564 $  228,569
  *ICF International, Inc...................................  14,951    274,351
  #IDEX Corp................................................  65,839  2,800,133
 #*IHS, Inc.................................................  12,248  1,033,609
  *II-VI, Inc...............................................  37,781    623,764
   Illinois Tool Works, Inc.................................  85,677  5,254,570
   Ingersoll-Rand P.L.C..................................... 174,920  8,226,488
 #*InnerWorkings, Inc.......................................  28,444    410,162
  *Innotrac Corp............................................   1,251      2,615
  *Innovative Solutions & Support, Inc......................  10,181     43,778
   Insperity, Inc...........................................  16,136    421,311
   Insteel Industries, Inc..................................  12,991    150,696
  *Integrated Electrical Services, Inc......................   5,698     30,769
   Interface, Inc...........................................  50,093    716,831
   International Shipholding Corp...........................   3,805     63,620
   Intersections, Inc.......................................  12,879    119,646
  #Iron Mountain, Inc.......................................  67,554  2,337,368
  #ITT Corp.................................................  71,918  1,495,894
  #J.B. Hunt Transport Services, Inc........................  27,098  1,590,653
  *Jacobs Engineering Group, Inc............................  80,167  3,093,645
 #*JetBlue Airways Corp..................................... 234,309  1,239,495
   John Bean Technologies Corp..............................  17,119    263,975
  #Joy Global, Inc..........................................  26,743  1,670,100
  *Kadant, Inc..............................................   7,600    184,604
   Kaman Corp...............................................  17,080    635,376
  #Kansas City Southern.....................................  54,035  4,347,656
 #*KAR Auction Services, Inc................................  74,510  1,490,200
   Kaydon Corp..............................................  26,141    584,513
   KBR, Inc.................................................  85,533  2,382,949
   Kelly Services, Inc. Class A.............................  26,180    347,932
   Kelly Services, Inc. Class B.............................     319      4,361
   Kennametal, Inc..........................................  62,207  2,203,372
  *Key Technology, Inc......................................   3,418     29,805
  *Kforce, Inc..............................................  29,749    331,701
   Kimball International, Inc. Class B......................  21,090    251,815
 #*Kirby Corp...............................................  34,086  1,959,263
  #Knight Transportation, Inc...............................  50,131    757,981
   Knoll, Inc...............................................  31,094    447,443
  *Korn/Ferry International.................................  38,819    519,786
  *Kratos Defense & Security Solutions, Inc.................  22,610    124,581
   L.B. Foster Co. Class A..................................   8,046    265,598
   L.S. Starrett Co. Class A (The)..........................   4,692     53,817
   L-3 Communications Holdings, Inc.........................  58,924  4,348,591
  #Landstar System, Inc.....................................  16,658    843,728
  #Lawson Products, Inc.....................................   5,743     40,833
  *Layne Christensen Co.....................................  16,249    362,190
  #Lennox International, Inc................................  31,139  1,558,507
  #Lincoln Electric Holdings, Inc...........................  54,220  2,351,521
   Lindsay Corp.............................................   8,381    640,057
  *LMI Aerospace, Inc.......................................   9,060    181,925
  #Lockheed Martin Corp.....................................  51,259  4,801,431
   LSI Industries, Inc......................................  17,359    117,694
  *Luna Innovations, Inc....................................      90        153
  *Lydall, Inc..............................................  12,907    166,629
  *Magnetek, Inc............................................     590      6,773
  *Manitex International, Inc...............................   2,000     14,160
   Manitowoc Co., Inc. (The)................................  86,966  1,239,266
  #Manpower, Inc............................................  64,937  2,463,710
   Marten Transport, Ltd....................................  17,262    319,347
  #Masco Corp............................................... 154,400  2,329,896
 #*MasTec, Inc..............................................  62,455  1,408,985

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Mastech Holdings, Inc....................................   1,130 $    5,594
  #Matson, Inc..............................................  33,230    706,138
   McGrath RentCorp.........................................  19,008    499,150
  *Meritor, Inc.............................................  50,833    224,682
  *Metalico, Inc............................................  29,181     62,156
   Met-Pro Corp.............................................  10,228     92,870
  *MFRI, Inc................................................   3,034     16,687
  *Michael Baker Corp.......................................   7,061    159,649
  *Middleby Corp............................................  12,287  1,535,261
   Miller Industries, Inc...................................   8,471    130,030
  #Mine Safety Appliances Co................................  24,341    939,563
  *Mistras Group, Inc.......................................  18,236    402,833
  *Mobile Mini, Inc.........................................  34,367    598,673
  *Moog, Inc. Class A.......................................  33,980  1,257,600
  *Moog, Inc. Class B.......................................   3,215    119,277
   MSC Industrial Direct Co., Inc. Class A..................  15,003  1,119,224
   Mueller Industries, Inc..................................  31,214  1,367,173
   Mueller Water Products, Inc. Class A..................... 127,169    662,550
   Multi-Color Corp.........................................   9,446    214,613
  *MYR Group, Inc...........................................  16,677    353,219
   National Presto Industries, Inc..........................   5,001    371,824
  *National Technical Systems, Inc..........................   4,603     36,962
  *Navigant Consulting, Inc.................................  39,315    408,483
  *NCI Building Systems, Inc................................  10,711    120,070
  *Nielsen Holdings NV......................................  99,908  2,889,339
  #NL Industries, Inc.......................................  32,061    326,060
  *NN, Inc..................................................  13,125    108,675
  #Nordson Corp.............................................  24,965  1,473,684
   Norfolk Southern Corp....................................  90,018  5,522,604
   Northrop Grumman Corp....................................  65,482  4,497,959
  *Northwest Pipe Co........................................   7,677    176,417
  *Ocean Power Technologies, Inc............................   5,515     13,677
 #*Old Dominion Freight Line, Inc...........................  56,112  1,881,996
 #*Omega Flex, Inc..........................................   3,648     45,600
  *On Assignment, Inc.......................................  32,326    616,780
  *Orbital Sciences Corp....................................  48,056    643,950
  *Orion Energy Systems, Inc................................  13,505     22,148
  *Orion Marine Group, Inc..................................  11,693     78,226
  *Oshkosh Corp.............................................  75,513  2,263,880
  *Owens Corning, Inc.......................................  98,624  3,312,780
   P.A.M. Transportation Services, Inc......................   4,978     49,531
  #PACCAR, Inc..............................................  58,325  2,527,806
  *Pacer International, Inc.................................  27,338     97,870
  #Pall Corp................................................  24,239  1,526,087
  #Parker Hannifin Corp.....................................  48,362  3,804,155
  *Park-Ohio Holdings Corp..................................   8,470    187,356
  *Patrick Industries, Inc..................................   6,426    113,547
  *Patriot Transportation Holding, Inc......................   4,366    122,248
  *Pendrell Corp............................................  93,329    111,062
  *Pentair, Inc............................................. 106,850  4,513,344
 #*PGT, Inc.................................................  22,465     97,049
  *Pike Electric Corp.......................................  26,833    244,449
  #Pitney Bowes, Inc........................................  57,868    830,984
 #*Plug Power, Inc..........................................     784        580
  *PMFG, Inc................................................   6,463     42,010
 #*Polypore International, Inc..............................  30,309  1,069,302
 #*Portfolio Recovery Associates, Inc.......................  13,469  1,409,531
  *Powell Industries, Inc...................................   9,521    378,745
  *PowerSecure International, Inc...........................  13,370     86,370
   Precision Castparts Corp.................................  26,562  4,597,085
  #Preformed Line Products Co...............................   4,237    228,247

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
   Primoris Services Corp...................................  30,947 $  432,330
   Providence & Worcester Railroad Co.......................   1,227     17,792
 #*Quad/Graphics, Inc.......................................   3,145     57,648
  *Quality Distribution, Inc................................  16,174    139,096
   Quanex Building Products Corp............................  30,312    599,268
  *Quanta Services, Inc..................................... 130,663  3,388,092
  #Raven Industries, Inc....................................  13,826    377,312
   Raytheon Co..............................................  90,859  5,138,985
  *RBC Bearings, Inc........................................  14,718    730,896
  *RCM Technologies, Inc....................................   7,192     40,131
  *Real Goods Solar, Inc. Class A...........................   4,310      2,177
  #Regal-Beloit Corp........................................  34,260  2,233,067
  *Republic Airways Holdings, Inc...........................  39,032    182,279
   Republic Services, Inc................................... 225,756  6,400,183
   Resources Connection, Inc................................  34,531    426,113
  *Roadrunner Transportation Systems, Inc...................  24,487    426,808
  #Robbins & Myers, Inc.....................................  34,693  2,056,601
  #Robert Half International, Inc...........................  37,256  1,001,814
  #Rockwell Automation, Inc.................................  35,651  2,533,360
  #Rockwell Collins, Inc....................................  37,618  2,015,572
   Rollins, Inc.............................................  42,436    962,024
   Roper Industries, Inc....................................  31,746  3,465,711
 #*RR Donnelley & Sons Co................................... 148,240  1,485,365
  *Rush Enterprises, Inc. Class A...........................  20,549    390,431
  *Rush Enterprises, Inc. Class B...........................   2,881     50,043
   Ryder System, Inc........................................  39,023  1,760,718
  *Saia, Inc................................................  12,583    284,376
   Sauer-Danfoss, Inc.......................................  20,541    822,872
   Schawk, Inc..............................................  16,375    202,068
  *Seaboard Corp............................................     540  1,231,918
   SeaCube Container Leasing, Ltd...........................   9,300    172,236
   Servotronics, Inc........................................     389      3,061
  *Shaw Group, Inc. (The)...................................  51,458  2,253,346
   SIFCO Industries, Inc....................................   3,251     54,454
  #Simpson Manufacturing Co., Inc...........................  39,110  1,191,291
   SkyWest, Inc.............................................  44,565    487,987
  *SL Industries, Inc.......................................   4,724     66,136
   Snap-on, Inc.............................................  38,814  3,001,487
   Southwest Airlines Co.................................... 455,223  4,015,067
  *Sparton Corp.............................................   6,370     85,995
 #*Spirit Aerosystems Holdings, Inc. Class A................  98,481  1,539,258
 #*Spirit Airlines, Inc.....................................  44,164    775,078
   SPX Corp.................................................  41,049  2,815,551
  *Standard Parking Corp....................................   7,610    173,888
   Standard Register Co. (The)..............................  14,887      9,528
   Standex International Corp...............................   9,514    439,927
   Stanley Black & Decker, Inc.............................. 102,759  7,121,199
  #Steelcase, Inc. Class A..................................  69,099    691,681
 #*Stericycle, Inc..........................................  21,606  2,047,385
  *Sterling Construction Co., Inc...........................  11,349    101,006
   Sun Hydraulics Corp......................................  16,547    440,812
  *Supreme Industries, Inc. Class A.........................   5,597     19,813
 #*Swift Transportation Co..................................  54,842    534,710
  *SYKES Enterprises, Inc...................................  35,500    483,510
   Sypris Solutions, Inc....................................  12,624     79,531
  #TAL International Group, Inc.............................  27,595    942,093
  *Taser International, Inc.................................  32,983    257,597
  *Team, Inc................................................  12,815    420,076
  *Tecumseh Products Co. Class A............................   8,422     42,363
  *Tecumseh Products Co. Class B............................   1,650      8,580
  *Teledyne Technologies, Inc...............................  24,127  1,544,852

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Industrials -- (Continued)
   Tennant Co..............................................  11,907 $   445,560
  *Terex Corp..............................................  90,204   2,034,100
  *Tetra Tech, Inc.........................................  52,379   1,358,711
  #Textainer Group Holdings, Ltd...........................  35,829   1,082,036
  #Textron, Inc............................................ 148,525   3,744,315
 #*Thermon Group Holdings, Inc.............................     400       9,936
  #Timken Co...............................................  66,556   2,628,296
  #Titan International, Inc................................  27,829     583,852
 #*Titan Machinery, Inc....................................  16,704     395,050
  *TMS International Corp. Class A.........................     986      10,333
  #Toro Co. (The)..........................................  31,166   1,315,829
   Towers Watson & Co......................................  34,849   1,871,740
 #*TransDigm Group, Inc....................................  24,452   3,257,251
  *TRC Cos., Inc...........................................  15,654     112,865
  *Trex Co., Inc...........................................   9,200     321,448
  *Trimas Corp.............................................  24,641     617,996
  #Trinity Industries, Inc.................................  64,919   2,030,666
   Triumph Group, Inc......................................  41,085   2,687,781
  *TrueBlue, Inc...........................................  29,259     381,830
  *Tufco Technologies, Inc.................................     510       2,351
  *Tutor Perini Corp.......................................  35,317     358,114
  #Twin Disc, Inc..........................................   8,900     134,924
   Tyco International, Ltd................................. 131,362   3,529,697
  *Ultralife Corp..........................................  11,166      34,280
   UniFirst Corp...........................................  12,377     861,068
   Union Pacific Corp...................................... 133,124  16,378,246
 #*United Continental Holdings, Inc........................ 187,563   3,603,085
   United Parcel Service, Inc. Class B..................... 141,358  10,354,474
 #*United Rentals, Inc.....................................  35,667   1,450,220
   United Stationers, Inc..................................  30,025     871,326
   United Technologies Corp................................ 170,046  13,290,795
   Universal Forest Products, Inc..........................  15,510     597,135
  *Universal Security Instruments, Inc.....................   1,135       4,994
   Universal Truckload Services, Inc.......................  11,594     183,649
   URS Corp................................................  60,145   2,013,655
 #*US Airways Group, Inc................................... 106,782   1,300,605
   US Ecology, Inc.........................................  12,063     286,255
  *USA Truck, Inc..........................................   6,922      19,728
 #*USG Corp................................................  55,675   1,487,079
   UTi Worldwide, Inc......................................  82,785   1,149,884
   Valmont Industries, Inc.................................  17,463   2,359,251
  *Verisk Analytics, Inc. Class A..........................  36,785   1,876,035
  *Versar, Inc.............................................   4,038      15,183
   Viad Corp...............................................  16,673     353,634
  *Vicor Corp..............................................  15,288      97,537
  *Virco Manufacturing Corp................................   6,445      15,532
  *Volt Information Sciences, Inc..........................  10,850      75,950
   VSE Corp................................................   3,584      84,762
  #W.W. Grainger, Inc......................................  12,613   2,540,384
  *WABCO Holdings, Inc.....................................  22,872   1,339,613
  #Wabtec Corp.............................................  31,416   2,572,970
 #*Waste Connections, Inc.................................. 101,265   3,324,530
  #Waste Management, Inc...................................  99,430   3,255,338
  #Watsco, Inc.............................................  19,568   1,337,473
   Watsco, Inc. Class B....................................   2,268     156,492
  #Watts Water Technologies, Inc. Class A..................  23,345     939,169
  #Werner Enterprises, Inc.................................  59,319   1,373,828
 #*Wesco Aircraft Holdings, Inc............................     494       6,595
 #*WESCO International, Inc................................  36,016   2,336,718
  *Willdan Group, Inc......................................   3,604       5,514
  *Willis Lease Finance Corp...............................   4,420      62,852

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Industrials -- (Continued)
   Woodward, Inc..........................................  42,189 $  1,413,332
 #*XPO Logistics, Inc.....................................  13,660      187,552
   Xylem, Inc.............................................  93,860    2,277,044
                                                                   ------------
Total Industrials.........................................          625,536,309
                                                                   ------------
Information Technology -- (14.0%)
 #*3D Systems Corp........................................  28,480    1,238,880
  *Accelrys, Inc..........................................  43,634      390,524
   Accenture P.L.C. Class A............................... 119,813    8,076,594
 #*ACI Worldwide, Inc.....................................  23,787      930,072
 #*Active Network, Inc. (The).............................     128        1,134
  #Activision Blizzard, Inc............................... 197,862    2,154,717
  *Actuate Corp...........................................  31,262      166,626
  *Acxiom Corp............................................  62,218    1,135,479
  *ADDvantage Technologies Group, Inc.....................   3,642        7,503
  *Adobe Systems, Inc.....................................  82,793    2,814,962
  #ADTRAN, Inc............................................  39,760      671,546
  *Advanced Energy Industries, Inc........................  31,853      376,184
 #*Advanced Micro Devices, Inc............................ 218,526      447,978
 #*Advent Software, Inc...................................  33,302      722,653
  *Aehr Test Systems......................................     788          705
  *Aeroflex Holding Corp..................................   6,134       39,012
  *Aetrium, Inc...........................................   2,075        1,328
  *Agilysys, Inc..........................................  18,455      150,777
  *Akamai Technologies, Inc...............................  58,029    2,204,522
 #*Alliance Data Systems Corp.............................  12,632    1,807,008
  *Alpha & Omega Semiconductor, Ltd.......................  15,468      131,787
   Altera Corp............................................  60,602    1,847,149
   Amdocs, Ltd............................................ 104,308    3,449,466
   American Software, Inc. Class A........................  15,141      124,005
 #*Amkor Technology, Inc.................................. 135,464      585,204
  #Amphenol Corp. Class A.................................  34,800    2,092,524
  *Amtech Systems, Inc....................................   4,900       15,778
  *ANADIGICS, Inc.........................................  43,910       64,109
   Analog Devices, Inc....................................  73,414    2,871,222
  *Analysts International Corp............................   3,465       12,647
  *Anaren, Inc............................................  11,508      207,489
 #*Ancestry.com, Inc......................................  28,304      894,406
  #Anixter International, Inc.............................  26,166    1,533,851
 #*ANSYS, Inc.............................................  24,646    1,746,908
  *AOL, Inc...............................................  77,454    2,658,996
   Apple, Inc............................................. 192,709  114,681,126
  #Applied Materials, Inc................................. 353,552    3,747,651
  *Applied Micro Circuits Corp............................  45,721      265,182
 #*Arris Group, Inc.......................................  93,279    1,281,653
 #*Arrow Electronics, Inc................................. 103,991    3,663,603
 #*Aruba Networks, Inc....................................  28,533      518,445
 #*AsiaInfo-Linkage, Inc..................................  44,346      443,460
 #*Aspen Technology, Inc..................................  22,764      564,092
   Astro-Med, Inc.........................................   2,582       21,250
 #*Atmel Corp............................................. 127,645      595,464
  *ATMI, Inc..............................................  25,085      495,429
  *Autobytel, Inc.........................................     267        1,065
  *Autodesk, Inc..........................................  53,376    1,699,492
   Automatic Data Processing, Inc.........................  86,708    5,010,855
   Avago Technologies, Ltd................................  47,585    1,571,733
  *Aviat Networks, Inc....................................  44,277      100,952
  *Avid Technology, Inc...................................  31,560      185,257
 #*Avnet, Inc.............................................  85,057    2,436,883
   AVX Corp...............................................  86,977      855,854
   Aware, Inc.............................................  12,087       73,610

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Information Technology -- (Continued)
  *Axcelis Technologies, Inc.............................    24,615 $    22,560
  *AXT, Inc..............................................    24,367      78,218
   Badger Meter, Inc.....................................     9,172     392,928
   Bel Fuse, Inc. Class A................................     1,700      26,010
   Bel Fuse, Inc. Class B................................     7,561     125,210
  *Benchmark Electronics, Inc............................    43,736     648,168
   Black Box Corp........................................    13,595     298,002
  #Blackbaud, Inc........................................    13,623     323,819
  *Blucora, Inc..........................................    33,262     583,748
  *BMC Software, Inc.....................................    47,955   1,951,769
 #*Booz Allen Hamilton Holding Corp......................    41,708     558,053
  *Bottomline Technologies, Inc..........................    20,007     468,164
   Broadcom Corp. Class A................................    79,770   2,515,547
   Broadridge Financial Solutions, Inc...................    82,297   1,888,716
 #*BroadVision, Inc......................................     3,362      26,694
 #*Brocade Communications Systems, Inc...................   377,242   1,999,383
   Brooks Automation, Inc................................    50,294     363,123
  *Bsquare Corp..........................................     4,926      14,532
  *BTU International, Inc................................     5,073       9,892
   CA, Inc...............................................   262,682   5,915,599
   Cabot Microelectronics Corp...........................    18,015     536,847
 #*CACI International, Inc. Class A......................    21,582   1,088,380
 #*Cadence Design Systems, Inc...........................   104,593   1,324,147
  *CalAmp Corp...........................................    11,582     102,848
 #*Calix, Inc............................................    30,626     203,663
 #*Callidus Software, Inc................................    10,941      50,766
  *Cardtronics, Inc......................................    16,348     464,447
  *Cascade Microtech, Inc................................     8,576      45,024
   Cass Information Systems, Inc.........................     6,734     282,626
  *CEVA, Inc.............................................    11,721     177,573
  *Checkpoint Systems, Inc...............................    23,857     193,719
  *China Information Technology, Inc.....................    11,819      10,755
  *Chyron International Corp.............................     5,535       4,151
  *CIBER, Inc............................................    55,998     174,714
  *Cinedigm Digital Cinema Corp. Class A.................     4,102       6,112
 #*Cirrus Logic, Inc.....................................    40,361   1,645,114
  *Cisco Systems, Inc.................................... 1,163,085  19,935,277
  *Citrix Systems, Inc...................................    38,695   2,391,738
 #*Clearfield, Inc.......................................     8,284      41,420
  #Cognex Corp...........................................    26,070     950,512
  *Cognizant Technology Solutions Corp. Class A..........    56,123   3,740,598
  *Cogo Group, Inc.......................................     7,800      20,046
 #*Coherent, Inc.........................................    17,715     808,690
   Cohu, Inc.............................................    18,243     160,538
   Communications Systems, Inc...........................     6,855      71,018
 #*CommVault Systems, Inc................................    16,797   1,049,309
   Computer Sciences Corp................................   121,144   3,688,835
  *Computer Task Group, Inc..............................    12,278     228,985
 #*Compuware Corp........................................   177,283   1,535,271
  *comScore, Inc.........................................     7,532     106,728
   Comtech Telecommunications Corp.......................    17,310     435,693
 #*Comverse Technology, Inc..............................       872       5,746
 #*Concur Technologies, Inc..............................    33,247   2,201,949
  #Concurrent Computer Corp..............................     4,562      23,859
 #*Constant Contact, Inc.................................    15,373     189,703
  #Convergys Corp........................................    94,587   1,590,007
  *CoreLogic, Inc........................................    86,031   2,047,538
   Corning, Inc..........................................   407,621   4,789,547
 #*CoStar Group, Inc.....................................    18,525   1,535,723
  *Cray, Inc.............................................    31,151     379,108
 #*Cree, Inc.............................................    91,522   2,775,862

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Information Technology -- (Continued)
   Crexendo, Inc..........................................   4,054 $     9,324
  *CSG Systems International, Inc.........................  26,135     538,642
   CSP, Inc...............................................     709       3,566
   CTS Corp...............................................  20,031     165,857
  *CyberOptics Corp.......................................   4,778      35,835
 #*Cymer, Inc.............................................  25,278   2,014,404
  #Cypress Semiconductor Corp.............................  71,652     710,071
   Daktronics, Inc........................................  28,005     245,604
  *Datalink Corp..........................................  11,179      90,997
  *Dataram Corp...........................................   1,100         638
  *DealerTrack Holdings, Inc..............................  35,064     958,299
   Dell, Inc.............................................. 279,779   2,582,360
 #*Demand Media, Inc......................................  31,024     264,635
  *Dice Holdings, Inc.....................................  40,929     361,403
   Diebold, Inc...........................................  42,257   1,257,146
  *Digi International, Inc................................  20,362     191,810
   Digimarc Corp..........................................   4,419      86,789
  *Digital River, Inc.....................................  29,240     419,302
  *Diodes, Inc............................................  35,083     531,858
  *Ditech Networks, Inc...................................   1,700       2,431
 #*Document Security Systems, Inc.........................   1,200       3,336
 #*Dolby Laboratories, Inc. Class A.......................  28,317     894,534
  *Dot Hill Systems Corp..................................  26,438      25,645
  *DSP Group, Inc.........................................  16,722      91,971
   DST Systems, Inc.......................................  36,436   2,078,309
  *DTS, Inc...............................................  11,000     230,780
  *Dynamics Research Corp.................................   6,203      40,009
   EarthLink, Inc.........................................  86,005     545,272
  *eBay, Inc.............................................. 225,590  10,893,741
  #Ebix, Inc..............................................  24,249     528,386
  *Echelon Corp...........................................   6,990      23,137
  *EchoStar Corp. Class A.................................  32,558   1,034,042
  *Edgewater Technology, Inc..............................   5,900      20,532
  *Elecsys Corp...........................................      58         185
   Electro Rent Corp......................................  19,251     302,626
   Electro Scientific Industries, Inc.....................  23,640     252,475
  *Electronic Arts, Inc................................... 116,820   1,442,727
  *Electronics for Imaging, Inc...........................  38,219     663,482
  *Ellie Mae, Inc.........................................   2,193      54,825
  *eMagin Corp............................................   8,411      36,756
 #*EMC Corp............................................... 366,170   8,941,871
 #*EMCORE Corp............................................  15,466      71,917
  *Emulex Corp............................................  66,531     463,056
  *Entegris, Inc.......................................... 112,225     921,367
  *Entorian Technologies, Inc.............................     666       1,865
 #*Entropic Communications, Inc...........................  67,591     325,113
  *Envestnet, Inc.........................................   6,963      97,343
   EPIQ Systems, Inc......................................  26,346     321,685
  *ePlus, Inc.............................................   6,049     216,373
 #*Equinix, Inc...........................................  16,279   2,936,894
  *Euronet Worldwide, Inc.................................  41,184     835,623
  *Exar Corp..............................................  38,257     327,097
  *ExlService Holdings, Inc...............................  20,063     594,667
  *Extreme Networks.......................................  73,526     239,695
  *F5 Networks, Inc.......................................  22,800   1,880,544
  *Fabrinet...............................................   6,220      59,899
  #FactSet Research Systems, Inc..........................  13,024   1,179,323
  #Fair Isaac Corp........................................  24,076   1,121,942
  *Fairchild Semiconductor International, Inc............. 104,327   1,226,886
  *FalconStor Software, Inc...............................  21,742      48,267
  *FARO Technologies, Inc.................................  10,289     413,618

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Information Technology -- (Continued)
  #FEI Co.................................................  26,145 $ 1,439,282
   Fidelity National Information Services, Inc............ 180,954   5,947,958
 #*Finisar Corp...........................................  54,900     632,448
 #*First Solar, Inc.......................................  28,250     686,758
  *Fiserv, Inc............................................  50,115   3,755,618
 #*FleetCor Technologies, Inc.............................  55,064   2,610,584
   FLIR Systems, Inc......................................  57,292   1,113,184
  *FormFactor, Inc........................................  40,281     183,681
   Forrester Research, Inc................................  14,245     412,250
 #*Fortinet, Inc..........................................  52,729   1,021,361
  *Frequency Electronics, Inc.............................   5,169      43,368
 #*Fusion-io, Inc.........................................   2,200      51,920
 #*Gartner Group, Inc.....................................  30,850   1,431,749
   Genpact, Ltd........................................... 104,577   1,841,601
  *GigOptix, Inc..........................................   1,174       2,019
  *Global Cash Access Holdings, Inc.......................  43,824     308,959
  #Global Payments, Inc...................................  46,326   1,980,437
  *Globalscape, Inc.......................................   7,843      16,157
  *Globecomm Systems, Inc.................................  17,529     190,190
  *Google, Inc. Class A...................................  51,548  35,040,784
  *GSE Systems, Inc.......................................  10,738      19,221
  *GSI Group, Inc.........................................  25,444     197,700
  *GSI Technology, Inc....................................  16,845      94,164
 #*GT Advanced Technologies, Inc..........................  72,222     313,443
  *Guidance Software, Inc.................................   5,853      71,290
  *Hackett Group, Inc. (The)..............................  30,412     118,303
  *Harmonic, Inc..........................................  87,037     377,741
   Harris Corp............................................  58,839   2,693,649
  *Hauppauge Digital, Inc.................................   3,948       3,632
  #Heartland Payment Systems, Inc.........................  25,326     660,502
   Hewlett-Packard Co..................................... 544,693   7,543,998
 #*Hittite Microwave Corp.................................  20,380   1,154,323
 #*Hutchinson Technology, Inc.............................  13,608      19,051
  *I.D. Systems, Inc......................................   6,918      36,320
  #IAC/InterActiveCorp....................................  86,425   4,178,649
  *Identive Group, Inc....................................  29,569      35,483
  *IEC Electronics Corp...................................   3,938      28,432
 #*iGATE Corp.............................................  36,872     591,796
  *iGo, Inc...............................................  15,244       3,963
  *Ikanos Communications, Inc.............................   4,543       6,315
  *Imation Corp...........................................  27,305     124,784
  *Immersion Corp.........................................   9,931      42,902
 #*Infinera Corp..........................................  78,331     385,389
 #*Informatica Corp.......................................  24,030     652,174
  *Infosonics Corp........................................   2,000       1,880
  *Ingram Micro, Inc. Class A............................. 120,059   1,824,897
  *Innodata, Inc..........................................  13,032      46,785
  *Inphi Corp.............................................   6,832      57,184
  *Insight Enterprises, Inc...............................  34,049     550,572
  *Integrated Device Technology, Inc...................... 112,137     610,025
  *Integrated Silicon Solution, Inc.......................  21,576     184,475
   Intel Corp............................................. 977,362  21,135,453
  *Intellicheck Mobilisa, Inc.............................   4,118       6,053
  *Interactive Intelligence Group, Inc....................   6,712     212,838
  *Intermec, Inc..........................................  44,508     301,764
  *Internap Network Services Corp.........................  41,659     285,364
   International Business Machines Corp................... 219,826  42,762,752
 #*International Rectifier Corp...........................  46,634     722,361
  *Interphase Corp........................................   2,397       5,130
   Intersil Corp. Class A.................................  99,478     701,320
  *inTEST Corp............................................   1,100       2,662

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           Shares    Value+
                                                           ------- ----------
Information Technology -- (Continued)
  *Intevac, Inc...........................................  16,827 $   84,135
  *IntriCon Corp..........................................   2,604     12,838
   Intuit, Inc............................................  53,265  3,165,006
  *Inuvo, Inc.............................................     773        904
 #*IPG Photonics Corp.....................................  34,550  1,833,914
  *Iteris, Inc............................................   3,700      5,846
  *Itron, Inc.............................................  32,527  1,335,559
 #*Ixia...................................................  47,815    669,888
  *IXYS Corp..............................................  23,823    226,795
  #j2 Global, Inc.........................................  30,030    902,101
  #Jabil Circuit, Inc.....................................  90,727  1,573,206
  #Jack Henry & Associates, Inc...........................  56,583  2,150,154
  *JDA Software Group, Inc................................  34,438  1,313,465
 #*JDS Uniphase Corp...................................... 152,550  1,478,210
  *Juniper Networks, Inc.................................. 301,694  4,999,070
  *Kemet Corp.............................................  33,837    153,620
 #*Kenexa Corp............................................  17,046    783,434
  *Key Tronic Corp........................................   8,234     93,456
   Keynote Systems, Inc...................................  12,771    182,498
 #*KIT Digital, Inc.......................................  30,712     85,379
  #KLA-Tencor Corp........................................  60,678  2,822,741
  *Kopin Corp.............................................  52,846    198,701
  *Kulicke & Soffa Industries, Inc........................  58,170    596,824
  *KVH Industries, Inc....................................  10,541    145,677
 #*Lam Research Corp...................................... 103,009  3,646,519
  *Lattice Semiconductor Corp.............................  70,322    272,849
  #Lender Processing Services, Inc........................  55,768  1,344,566
  #Lexmark International, Inc. Class A....................  54,112  1,150,421
  *LGL Group, Inc. (The)..................................     964      5,900
 #*Limelight Networks, Inc................................  80,422    169,690
   Linear Technology Corp.................................  54,996  1,719,175
 #*LinkedIn Corp. Class A.................................  15,703  1,679,122
  *Lionbridge Technologies, Inc...........................  27,707     87,831
 #*Liquidity Services, Inc................................  13,634    562,130
  #Littlefuse, Inc........................................  15,055    806,948
  *LogMeIn, Inc...........................................   6,465    159,556
  *LoJack Corp............................................  18,587     42,378
  *LookSmart, Ltd.........................................   6,094      4,997
  #Loral Space & Communications, Inc......................  13,901  1,093,453
  *LSI Corp............................................... 356,766  2,443,847
  *LTX-Credence Corp......................................  37,671    209,827
  *Magnachip Semiconductor Corp...........................  12,478    140,378
  *Manhattan Associates, Inc..............................  14,388    863,280
  #ManTech International Corp. Class A....................  17,895    411,048
  #Marchex, Inc. Class B..................................  17,871     73,092
  *Market Leader, Inc.....................................  10,341     70,319
   Marvell Technology Group, Ltd.......................... 332,169  2,620,813
   MasterCard, Inc. Class A...............................  20,303  9,358,262
 #*Mattersight Corp.......................................   2,290     12,664
  *Mattson Technology, Inc................................  33,768     30,307
   Maxim Integrated Products, Inc.........................  88,832  2,445,101
   MAXIMUS, Inc...........................................  22,372  1,234,487
  *MaxLinear, Inc. Class A................................   1,257      7,140
  *Measurement Specialties, Inc...........................  10,246    334,122
  *MEMC Electronic Materials, Inc......................... 121,697    306,676
  *MEMSIC, Inc............................................  14,652     25,641
  *Mentor Graphics Corp...................................  91,430  1,418,994
  *Mercury Computer Systems, Inc..........................  23,032    188,747
   Mesa Laboratories, Inc.................................   2,178    106,221
   Methode Electronics, Inc...............................  29,742    300,989
  #Micrel, Inc............................................  37,762    365,914

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Information Technology -- (Continued)
  #Microchip Technology, Inc.............................    51,181 $ 1,604,524
 #*Micron Technology, Inc................................   573,266   3,109,968
 #*MICROS Systems, Inc...................................    41,698   1,892,672
  *Microsemi Corp........................................    72,663   1,395,130
   Microsoft Corp........................................ 1,530,121  43,662,003
 #*Mindspeed Technologies, Inc...........................    18,769      64,002
  *MIPS Technologies, Inc................................    35,003     244,671
   MKS Instruments, Inc..................................    42,540   1,005,220
   MOCON, Inc............................................     3,434      51,956
  *ModusLink Global Solutions, Inc.......................    27,305      80,004
  #Molex, Inc............................................    58,995   1,532,100
   Molex, Inc. Class A...................................    54,874   1,176,499
  *MoneyGram International, Inc..........................    18,841     292,789
  *Monolithic Power Systems, Inc.........................    23,203     450,834
   Monotype Imaging Holdings, Inc........................    23,724     363,214
 #*Monster Worldwide, Inc................................    97,000     603,340
  *MoSys, Inc............................................    22,960      92,758
  #Motorola Solutions, Inc...............................    68,951   3,563,388
  *Move, Inc.............................................    24,740     205,095
   MTS Systems Corp......................................    10,585     533,590
  *Multi-Fineline Electronix, Inc........................    19,220     406,311
  *Nanometrics, Inc......................................    16,869     232,117
  *NAPCO Security Technologies, Inc......................     8,159      27,496
  #National Instruments Corp.............................    80,567   1,898,159
  *NCI, Inc. Class A.....................................     5,008      28,145
  *NCR Corp..............................................   104,668   2,227,335
  *NeoPhotonics Corp.....................................     1,440       7,560
  *NetApp, Inc...........................................    73,014   1,964,077
 #*NETGEAR, Inc..........................................    26,014     923,757
  *NetList, Inc..........................................    11,100      12,210
 #*NetScout Systems, Inc.................................    27,462     679,135
 #*NetSuite, Inc.........................................    17,837   1,132,828
 #*NeuStar, Inc. Class A.................................    44,375   1,623,681
  *Newport Corp..........................................    30,414     329,079
   NIC, Inc..............................................    15,586     222,880
  *Novatel Wireless, Inc.................................    18,900      31,185
 #*Nuance Communications, Inc............................    94,121   2,095,133
 #*NumereX Corp. Class A.................................     7,300      83,804
  *NVIDIA Corp...........................................   382,993   4,584,426
 #*Oclaro, Inc...........................................    55,087     108,521
  *Official Payments Holdings, Inc.......................     9,892      50,548
  *OmniVision Technologies, Inc..........................    41,284     590,361
 #*ON Semiconductor Corp.................................   276,406   1,699,897
  *Online Resources Corp.................................    20,905      60,206
  *Onvia, Inc............................................       442       1,715
  *Oplink Communications, Inc............................    15,127     224,787
  #OPNET Technologies, Inc...............................     9,528     404,273
   Optical Cable Corp....................................     3,696      15,597
   Oracle Corp...........................................   776,113  24,098,309
 #*OSI Systems, Inc......................................    12,951   1,026,367
  *PAR Technology Corp...................................     8,654      46,299
 #*Parametric Technology Corp............................    77,480   1,563,546
   Park Electrochemical Corp.............................    16,886     419,111
 #*ParkerVision, Inc.....................................     2,905       4,532
  #Paychex, Inc..........................................    88,438   2,868,044
   PC Connection, Inc....................................    18,315     188,461
  *PC Mall, Inc..........................................     7,119      45,277
   PC-Tel, Inc...........................................    12,027      78,416
 #*PDF Solutions, Inc....................................    16,670     220,711
  *Perceptron, Inc.......................................     4,752      25,091
  *Perficient, Inc.......................................    26,403     300,202

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
  *Performance Technologies, Inc...........................   4,350 $     5,176
  *Pericom Semiconductor Corp..............................  18,286     141,351
  *Pervasive Software, Inc.................................   7,283      62,488
  *Photronics, Inc.........................................  48,159     235,498
  *Pixelworks, Inc.........................................   5,918      13,789
  *Planar Systems, Inc.....................................   9,180      12,118
  #Plantronics, Inc........................................  27,804     901,962
  *Plexus Corp.............................................  28,816     775,439
  *PLX Technology, Inc.....................................  26,267     113,736
 #*PMC-Sierra, Inc......................................... 182,625     854,685
 #*Polycom, Inc............................................  43,400     434,868
   Power Integrations, Inc.................................  18,512     547,585
 #*Power-One, Inc.......................................... 100,440     404,773
  *Presstek, Inc...........................................  17,527       8,676
  *PRGX Global, Inc........................................  15,965     124,846
 #*Progress Software Corp..................................  48,753     961,409
  *PROS Holdings, Inc......................................  10,624     205,362
   Pulse Electronics Corp..................................  13,080       7,194
   QAD, Inc. Class A.......................................   4,509      55,145
   QAD, Inc. Class B.......................................   1,959      23,508
  *QLogic Corp.............................................  60,873     570,989
   QUALCOMM, Inc........................................... 339,292  19,874,029
  *Qualstar Corp...........................................   3,826       5,318
  *Quantum Corp............................................ 104,104     109,309
 #*QuickLogic Corp.........................................   7,193      18,846
 #*QuinStreet, Inc.........................................  30,209     184,879
 #*Rackspace Hosting, Inc..................................  32,795   2,088,714
  *Radisys Corp............................................  20,449      58,075
  *Rainmaker Systems, Inc..................................   4,893       4,795
 #*RealD, Inc..............................................  33,877     316,750
  *RealNetworks, Inc.......................................  26,207     198,387
 #*Red Hat, Inc............................................  48,409   2,380,271
  *Reis, Inc...............................................   6,081      71,117
  *Relm Wireless Corp......................................   1,238       2,080
  *Remark Media, Inc.......................................   1,020       1,142
  *Responsys, Inc..........................................  18,212     162,815
   RF Industries, Ltd......................................   4,931      21,746
  *RF Micro Devices, Inc................................... 156,647     690,813
   Richardson Electronics, Ltd.............................   9,355     108,986
   Rimage Corp.............................................   6,460      38,631
 #*Riverbed Technology, Inc................................  41,538     767,207
  *Rofin-Sinar Technologies, Inc...........................  21,650     394,246
  *Rogers Corp.............................................  13,296     523,995
 #*Rosetta Stone, Inc......................................  16,862     197,454
  *Rovi Corp...............................................  25,577     346,057
 #*Rubicon Technology, Inc.................................  18,250     158,592
  *Rudolph Technologies, Inc...............................  26,290     250,018
  *Saba Software, Inc......................................  11,262     113,521
  *SAIC, Inc............................................... 270,444   2,972,180
 #*Salesforce.com, Inc.....................................  23,682   3,457,098
  *Sandisk Corp............................................ 146,224   6,106,314
  *Sanmina-SCI Corp........................................  61,276     544,744
 #*Sapient Corp............................................  85,704     881,037
  *ScanSource, Inc.........................................  20,802     608,458
  *Scientific Learning Corp................................   3,436       2,989
  *SciQuest, Inc...........................................     103       1,564
  *SeaChange International, Inc............................  26,725     241,861
   Seagate Technology...................................... 140,077   3,826,904
 #*Semtech Corp............................................  43,230   1,079,453
  *Sevcon, Inc.............................................     613       2,556
  *ShoreTel, Inc...........................................  27,892     123,562

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Sigma Designs, Inc.......................................  26,433 $  157,012
 #*Silicon Graphics International Corp......................  19,844    153,196
  *Silicon Image, Inc.......................................  49,001    215,604
 #*Silicon Laboratories, Inc................................  26,899  1,087,258
 #*Skyworks Solutions, Inc..................................  64,819  1,516,765
  *Smith Micro Software, Inc................................  22,674     28,342
  *SMTC Corp................................................  10,077     28,216
 #*SolarWinds, Inc..........................................  27,322  1,382,220
  #Solera Holdings, Inc.....................................  45,933  2,150,124
  *Sonus Networks, Inc...................................... 210,618    391,749
  *Soundbite Communications, Inc............................   1,385      3,255
 #*Sourcefire, Inc..........................................  14,462    618,829
  *Spansion, Inc. Class A...................................  48,711    540,205
 #*Spark Networks, Inc......................................   7,600     49,856
  *Spire Corp...............................................   3,300      1,815
 #*SS&C Technologies Holdings, Inc..........................  64,198  1,542,678
  *Stamps.com, Inc..........................................   7,743    213,087
  *StarTek, Inc.............................................   8,129     23,574
 #*STEC, Inc................................................  34,774    204,123
 #*STR Holdings, Inc........................................  11,700     25,155
 #*Stratasys, Inc...........................................   9,911    660,766
 #*SunPower Corp............................................  11,115     47,906
 #*Super Micro Computer, Inc................................  26,084    206,324
  *Supertex, Inc............................................   9,193    175,678
  *Support.com, Inc.........................................  36,023    167,147
  *Sycamore Networks, Inc...................................  21,735    125,628
  *Symantec Corp............................................ 136,310  2,479,479
  *Symmetricom, Inc.........................................  33,506    206,062
 #*Synaptics, Inc...........................................  20,665    478,601
  *SYNNEX Corp..............................................  30,299    981,385
 #*Synopsys, Inc............................................  94,902  3,055,844
  #Syntel, Inc..............................................  23,288  1,388,198
  *Take-Two Interactive Software, Inc.......................  56,358    628,392
  *TE Connectivity, Ltd..................................... 116,831  3,759,622
  *Tech Data Corp...........................................  32,258  1,429,352
  *TechTarget, Inc..........................................  23,267    111,216
  *TeleCommunication Systems, Inc. Class A..................  32,401     68,690
  *TeleNav, Inc.............................................  18,127    127,614
  *TeleTech Holdings, Inc...................................  35,139    591,741
   Tellabs, Inc............................................. 282,116    823,779
   Telular Corp.............................................  10,484    104,735
  *Teradata Corp............................................  43,236  2,953,451
 #*Teradyne, Inc............................................ 147,140  2,151,187
   Tessco Technologies, Inc.................................   5,682    118,186
   Tessera Technologies, Inc................................  39,255    556,243
  #Texas Instruments, Inc................................... 211,656  5,945,417
   TheStreet, Inc...........................................  10,517     17,038
 #*THQ, Inc.................................................   2,759      7,808
  *TIBCO Software, Inc......................................  73,100  1,842,851
 #*TNS, Inc.................................................  14,644    209,702
   Total System Services, Inc............................... 104,463  2,349,373
  *Transact Technologies, Inc...............................   3,930     30,418
  *TranSwitch Corp..........................................     131        130
 #*Trimble Navigation, Ltd..................................  42,611  2,010,387
  *Trio-Tech International..................................   1,525      2,699
  *TriQuint Semiconductor, Inc.............................. 127,308    598,348
  *TSR, Inc.................................................     210        892
  *TTM Technologies, Inc....................................  61,352    552,168
 #*Tyler Technologies, Inc..................................  17,136    819,272
 #*Ultimate Software Group, Inc.............................   4,627    468,993
  *Ultra Clean Holdings.....................................  17,376     80,451

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Information Technology -- (Continued)
  *Ultratech, Inc.........................................  17,132 $    529,550
 #*Unisys Corp............................................  28,950      493,598
   United Online, Inc.....................................  74,485      399,240
  *Unwired Planet, Inc....................................  39,688       55,960
 #*USA Technologies, Inc..................................  15,296       22,944
  *UTStarcom Holdings Corp................................  68,119       67,438
 #*ValueClick, Inc........................................  50,449      840,985
 #*Veeco Instruments, Inc.................................  32,250      990,075
 #*VeriFone Systems, Inc..................................  34,721    1,029,130
 #*Verint Systems, Inc....................................   6,903      188,245
 #*VeriSign, Inc..........................................  38,866    1,440,763
 #*ViaSat, Inc............................................  27,665    1,074,509
 #*Viasystems Group, Inc..................................  11,635      178,132
  *Vicon Industries, Inc..................................     600        1,770
  *Video Display Corp.....................................   3,612       12,859
  *Virtusa Corp...........................................  21,168      363,243
   Visa, Inc.............................................. 114,676   15,912,442
 #*Vishay Intertechnology, Inc............................ 113,947      943,481
  *Vishay Precision Group, Inc............................   9,993      130,409
 #*VistaPrint NV..........................................  23,086      703,430
 #*VMware, Inc. Class A...................................  15,001    1,271,635
  *Volterra Semiconductor Corp............................  15,943      289,684
 #*Wave Systems Corp. Class A.............................   1,900        1,387
   Wayside Technology Group, Inc..........................   2,200       27,236
 #*Web.com Group, Inc.....................................  31,944      504,076
 #*WebMD Health Corp......................................  31,478      469,337
  *Websense, Inc..........................................  10,792      142,670
  *Westell Technologies, Inc. Class A.....................  39,627       80,839
   Western Digital Corp................................... 155,090    5,308,731
  #Western Union Co. (The)................................ 155,080    1,969,516
 #*WEX, Inc...............................................  25,448    1,877,553
  *Wireless Telecom Group, Inc............................   3,316        4,012
  *WPCS International, Inc................................   2,200        1,122
   Xerox Corp............................................. 798,252    5,140,743
  #Xilinx, Inc............................................  47,579    1,558,688
  *XO Group, Inc..........................................  21,877      176,110
   Xyratex, Ltd...........................................  22,864      189,085
  *Yahoo!, Inc............................................ 321,577    5,405,709
  *Zebra Technologies Corp. Class A.......................  34,031    1,222,734
  *Zix Corp...............................................  34,570      100,253
  *Zygo Corp..............................................  12,157      226,363
                                                                   ------------
Total Information Technology..............................          784,754,558
                                                                   ------------
Materials -- (4.4%)
   A. Schulman, Inc.......................................  24,346      624,718
 #*A.M. Castle & Co.......................................  17,520      212,868
  *AEP Industries, Inc....................................   3,500      223,755
   Air Products & Chemicals, Inc..........................  33,491    2,596,557
   Airgas, Inc............................................  38,100    3,389,757
   Albemarle Corp.........................................  28,735    1,583,586
  #Alcoa, Inc............................................. 650,402    5,573,945
  #Allegheny Technologies, Inc............................  55,714    1,468,064
  *Allied Nevada Gold Corp................................  32,149    1,186,941
  #AMCOL International Corp...............................  20,797      656,769
  *American Biltrite, Inc.................................      17        8,500
  *American Pacific Corp..................................   3,651       48,266
   American Vanguard Corp.................................  18,261      652,466
  #AptarGroup, Inc........................................  42,963    2,203,143
 #*Arabian American Development Co........................  13,745      117,382
   Ashland, Inc...........................................  48,543    3,453,834
   Balchem Corp...........................................  17,692      616,212

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Materials -- (Continued)
   Ball Corp................................................  40,385 $1,729,690
  #Bemis Co., Inc...........................................  85,099  2,812,522
   Boise, Inc...............................................  82,229    689,901
   Buckeye Technologies, Inc................................  26,691    699,304
   Cabot Corp...............................................  52,135  1,864,348
  *Calgon Carbon Corp.......................................  46,248    573,013
  #Carpenter Technology Corp................................  34,304  1,667,517
  #Celanese Corp. Class A...................................  37,133  1,410,683
  *Century Aluminum Co......................................  58,829    420,627
   CF Industries Holdings, Inc..............................  33,971  6,970,510
   Chase Corp...............................................   5,531    101,936
  *Chemtura Corp............................................  80,718  1,285,838
  *Clearwater Paper Corp....................................  19,119    755,965
  #Cliffs Natural Resources, Inc............................  80,521  2,920,497
 #*Coeur d'Alene Mines Corp.................................  74,046  2,288,762
   Commercial Metals Co.....................................  95,706  1,316,915
  #Compass Minerals International, Inc......................  21,412  1,688,336
  *Contango ORE, Inc........................................     833      5,623
  *Continental Materials Corp...............................     268      3,274
  *Core Molding Technologies, Inc...........................   5,580     39,172
  *Crown Holdings, Inc......................................  35,045  1,340,471
   Cytec Industries, Inc....................................  37,934  2,610,618
   Deltic Timber Corp.......................................   6,112    414,760
  #Domtar Corp..............................................  29,451  2,348,717
   Dow Chemical Co. (The)................................... 329,876  9,665,367
   E.I. du Pont de Nemours & Co............................. 176,930  7,876,924
   Eagle Materials, Inc.....................................  31,841  1,686,618
   Eastman Chemical Co......................................  55,857  3,308,969
   Ecolab, Inc..............................................  92,507  6,438,487
  *Ferro Corp...............................................  48,221    126,821
 #*Flotek Industries, Inc...................................  19,256    213,934
   FMC Corp.................................................  33,746  1,806,086
   Freeport-McMoRan Copper & Gold, Inc...................... 196,267  7,630,861
   Friedman Industries, Inc.................................   5,521     59,240
   FutureFuel Corp..........................................   1,500     17,685
 #*General Moly, Inc........................................  63,899    236,426
   Georgia Gulf Corp........................................  28,369  1,003,979
   Globe Specialty Metals, Inc..............................  48,761    732,878
 #*Golden Minerals Co.......................................   7,014     30,651
  *Graphic Packaging Holding Co............................. 269,699  1,596,618
   Greif, Inc. Class A......................................  19,565    820,947
  #Greif, Inc. Class B......................................  14,223    644,302
   H.B. Fuller Co...........................................  36,172  1,099,629
  #Hawkins, Inc.............................................   6,768    264,629
   Haynes International, Inc................................   7,427    376,400
  *Headwaters, Inc..........................................  36,139    259,839
  #Hecla Mining Co.......................................... 235,252  1,547,958
  *Horsehead Holding Corp...................................  33,675    304,759
  #Huntsman Corp............................................ 200,692  3,018,408
   Innophos Holdings, Inc...................................  14,148    674,152
  *Innospec, Inc............................................  15,745    509,823
   International Flavors & Fragrances, Inc..................  19,000  1,227,780
   International Paper Co................................... 147,971  5,301,801
 #*Intrepid Potash, Inc.....................................  54,712  1,188,892
   Kaiser Aluminum Corp.....................................  15,178    919,483
  *KapStone Paper & Packaging Corp..........................  38,417    844,022
   KMG Chemicals, Inc.......................................   8,825    150,731
   Koppers Holdings, Inc....................................   8,443    301,415
  *Kraton Performance Polymers, Inc.........................  24,522    535,070
  #Kronos Worldwide, Inc....................................  50,119    669,089
  *Landec Corp..............................................  21,098    228,280

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Materials -- (Continued)
 #*Louisiana-Pacific Corp................................... 113,401 $1,790,602
  *LSB Industries, Inc......................................  14,064    566,357
  *LyondellBasell Industries NV Class A.....................  64,252  3,430,414
  #Martin Marietta Materials, Inc...........................  29,886  2,459,917
  *Material Sciences Corp...................................   3,017     26,429
   Materion Corp............................................  15,580    326,401
 #*McEwen Mining, Inc.......................................  76,086    369,778
   MeadWestvaco Corp........................................ 107,284  3,185,262
  *Mercer International, Inc................................  42,084    294,167
  *Metals USA Holdings Corp.................................  30,501    444,705
  #Minerals Technologies, Inc...............................  14,499  1,038,998
 #*Mines Management, Inc....................................   4,267      5,120
  *Mod-Pac Corp.............................................   1,105      7,415
 #*Molycorp, Inc............................................  10,678    111,051
   Monsanto Co..............................................  98,646  8,490,461
  *Mosaic Co. (The).........................................  46,616  2,439,881
   Myers Industries, Inc....................................  23,439    347,600
   Neenah Paper, Inc........................................  10,961    283,890
  #NewMarket Corp...........................................   8,104  2,198,696
  *Newmont Mining Corp...................................... 127,038  6,929,923
   Noranda Aluminum Holding Corp............................  43,884    269,009
  *Northern Technologies International Corp.................   2,180     24,220
  #Nucor Corp............................................... 192,444  7,722,778
  #Olin Corp................................................  65,961  1,368,031
   Olympic Steel, Inc.......................................   8,172    147,096
  *OM Group, Inc............................................  22,385    452,849
  *Omnova Solutions, Inc....................................  34,023    266,740
  *Owens-Illinois, Inc...................................... 108,895  2,122,364
   P.H. Glatfelter Co.......................................  30,425    541,869
  #Packaging Corp. of America...............................  64,687  2,281,510
  *Penford Corp.............................................   8,623     66,397
  #PolyOne Corp.............................................  62,522  1,183,541
   PPG Industries, Inc......................................  33,533  3,926,044
   Praxair, Inc.............................................  54,654  5,804,801
   Quaker Chemical Corp.....................................   9,695    513,738
   Reliance Steel & Aluminum Co.............................  61,581  3,346,312
  #Rock-Tenn Co. Class A....................................  42,074  3,079,396
   Rockwood Holdings, Inc...................................  50,639  2,324,330
   Royal Gold, Inc..........................................  34,390  3,029,071
   RPM International, Inc...................................  86,955  2,318,220
  *RTI International Metals, Inc............................  24,607    560,794
  #Schnitzer Steel Industries, Inc. Class A.................  18,128    516,829
  #Schweitzer-Mauduit International, Inc....................  22,708    795,461
  #Scotts Miracle-Gro Co. Class A (The).....................  38,613  1,653,023
  #Sealed Air Corp.......................................... 149,114  2,418,629
  *Senomyx, Inc.............................................   8,376     14,574
   Sensient Technologies Corp...............................  41,099  1,495,182
   Sherwin-Williams Co. (The)...............................  25,786  3,676,568
  #Sigma-Aldrich Corp.......................................  25,013  1,754,412
  #Silgan Holdings, Inc.....................................  45,479  1,969,695
  *Silver Bull Resources, Inc...............................     500        243
  *Solitario Exploration & Royalty Corp.....................   1,700      2,720
   Sonoco Products Co.......................................  65,466  2,037,957
  #Southern Copper Corp.....................................  41,034  1,563,395
  *Spartech Corp............................................  20,213    173,023
  #Steel Dynamics, Inc...................................... 177,885  2,250,245
   Stepan Co................................................   6,753    646,937
 #*Stillwater Mining Co.....................................  95,379    992,895
  *SunCoke Energy, Inc......................................  57,706    927,335
   Synalloy Corp............................................   4,755     65,476
 #*Texas Industries, Inc....................................  23,386  1,008,638

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Materials -- (Continued)
  #Titanium Metals Corp.................................   144,293 $  1,689,671
   Tredegar Corp........................................    12,571      213,330
 #*United States Lime & Minerals, Inc...................     3,372      147,727
  #United States Steel Corp.............................   108,278    2,207,788
  *Universal Stainless & Alloy Products, Inc............     5,348      183,971
  #Valhi, Inc...........................................    66,024      827,941
  #Valspar Corp.........................................    63,347    3,549,332
  *Verso Paper Corp.....................................    12,902       16,257
   Vulcan Materials Co..................................    87,672    4,030,282
   Walter Energy, Inc...................................    10,523      367,884
   Wausau Paper Corp....................................    36,997      305,965
   Westlake Chemical Corp...............................    35,426    2,694,502
   Worthington Industries, Inc..........................    55,784    1,206,050
 #*WR Grace & Co........................................    27,933    1,792,181
   Zep, Inc.............................................    13,957      200,004
 #*Zoltek Cos., Inc.....................................    26,780      183,443
                                                                   ------------
Total Materials.........................................            243,570,457
                                                                   ------------
Other -- (0.0%)
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares.........     2,293           --
 .*Concord Camera Corp. Escrow Shares...................       405           --
 .*Gerber Scientific, Inc. Escrow Shares................    15,579           --
 .*Price Communications Liquidation Trust...............     5,700           --
 .*Softbrands, Inc. Escrow Shares.......................     3,200           --
 .*Voyager Learning Co. Escrow Shares...................       669           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (2.3%)
   AT&T, Inc............................................ 1,637,332   56,635,314
   Atlantic Tele-Network, Inc...........................    12,287      509,173
 #*Boingo Wireless, Inc.................................     4,724       34,580
  *Cbeyond, Inc.........................................    23,095      176,908
   CenturyLink, Inc.....................................   176,143    6,760,368
 #*Cincinnati Bell, Inc.................................   122,433      637,876
  #Consolidated Communications Holdings, Inc............    22,177      342,417
  *Crown Castle International Corp......................    49,186    3,283,166
  #Frontier Communications Corp.........................   605,458    2,857,762
  *General Communications, Inc. Class A.................    31,256      273,177
   HickoryTech Corp.....................................     7,611       81,057
   IDT Corp. Class B....................................    11,421      115,581
 #*Iridium Communications, Inc..........................    57,785      427,031
 #*Leap Wireless International, Inc.....................    51,554      275,298
 #*Level 3 Communications, Inc..........................    69,928    1,433,524
   Lumos Networks Corp..................................    11,746       92,441
  *MetroPCS Communications, Inc.........................   186,127    1,900,357
  *Neutral Tandem, Inc..................................    25,294      116,858
 #*NII Holdings, Inc....................................    86,707      691,055
   NTELOS Holdings Corp.................................    12,219      186,340
  *ORBCOMM, Inc.........................................    33,129      115,952
  *Premiere Global Services, Inc........................    40,403      343,426
  #Primus Telecommunications Group, Inc.................     4,981       72,872
 #*SBA Communications Corp..............................    28,736    1,914,680
   Shenandoah Telecommunications Co.....................    18,985      298,444
  *Sprint Nextel Corp................................... 1,449,574    8,030,640
  #Telephone & Data Systems, Inc........................    83,608    2,079,331
 #*tw telecom, Inc......................................    98,454    2,507,623
 #*United States Cellular Corp..........................    23,689      876,256
   USA Mobility, Inc....................................    17,270      190,834
   Verizon Communications, Inc..........................   729,538   32,566,576
  *Vonage Holdings Corp.................................    84,000      190,680
   Warwick Valley Telephone Co..........................     3,521       46,266

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Telecommunication Services -- (Continued)
  #Windstream Corp........................................ 309,986 $  2,957,266
                                                                   ------------
Total Telecommunication Services..........................          129,021,129
                                                                   ------------
Utilities -- (3.0%)
  *AES Corp. (The)........................................ 414,083    4,327,167
   AGL Resources, Inc.....................................  60,337    2,463,560
  #ALLETE, Inc............................................  25,195    1,048,616
   Alliant Energy Corp....................................  37,851    1,691,940
   Ameren Corp............................................  60,843    2,000,518
  #American Electric Power Co., Inc.......................  94,373    4,193,936
   American States Water Co...............................  12,249      539,201
   American Water Works Co., Inc..........................  45,693    1,678,761
   Aqua America, Inc......................................  91,746    2,329,431
   Artesian Resources Corp. Class A.......................   4,218       97,056
   Atmos Energy Corp......................................  59,466    2,138,992
  #Avista Corp............................................  38,604      981,314
   Black Hills Corp.......................................  28,557    1,021,484
 #*Cadiz, Inc.............................................   2,464       21,190
   California Water Service Group.........................  27,181      500,674
 #*Calpine Corp........................................... 272,057    4,788,203
   CenterPoint Energy, Inc................................ 111,384    2,413,691
   CH Energy Group, Inc...................................  10,263      667,403
   Chesapeake Utilities Corp..............................   6,261      294,079
  #Cleco Corp.............................................  39,959    1,724,231
   CMS Energy Corp........................................  69,200    1,682,944
   Connecticut Water Services, Inc........................   5,487      168,067
   Consolidated Edison, Inc...............................  59,688    3,603,961
  #Consolidated Water Co., Ltd............................   8,801       69,088
  #Delta Natural Gas Co., Inc.............................   2,858       56,188
   Dominion Resources, Inc................................ 112,358    5,930,255
   DTE Energy Co..........................................  39,725    2,466,923
   Duke Energy Corp....................................... 141,756    9,311,952
 #*Dynegy, Inc............................................     437        8,172
   Edison International, Inc..............................  69,891    3,280,684
   El Paso Electric Co....................................  26,050      885,440
  #Empire District Electric Co. (The).....................  27,485      596,699
   Entergy Corp...........................................  37,927    2,752,742
   Exelon Corp............................................ 173,539    6,209,225
  #FirstEnergy Corp.......................................  81,006    3,703,594
   Gas Natural, Inc.......................................   3,269       32,625
   Genie Energy, Ltd. Class B.............................  16,745      117,382
  *GenOn Energy, Inc...................................... 505,699    1,299,646
  #Great Plains Energy, Inc............................... 100,863    2,263,366
  #Hawaiian Electric Industries, Inc......................  63,925    1,654,379
  #IDACORP, Inc...........................................  32,668    1,460,913
  #Integrys Energy Group, Inc.............................  45,029    2,433,367
  #ITC Holdings Corp......................................  33,918    2,700,551
   Laclede Group, Inc. (The)..............................  14,374      598,533
   MDU Resources Group, Inc...............................  66,348    1,441,742
  #MGE Energy, Inc........................................  15,058      792,653
   Middlesex Water Co.....................................   9,998      193,361
  #National Fuel Gas Co...................................  19,658    1,035,977
  #New Jersey Resources Corp..............................  27,404    1,218,382
   NextEra Energy, Inc....................................  80,497    5,639,620
   NiSource, Inc..........................................  68,326    1,740,263
   Northeast Utilities, Inc...............................  75,996    2,986,643
   Northwest Natural Gas Co...............................  17,592      818,556
   NorthWestern Corp......................................  24,470      876,271
  #NRG Energy, Inc........................................ 139,232    3,001,842
  #NV Energy, Inc......................................... 127,463    2,423,072
  #OGE Energy Corp........................................  23,869    1,374,377

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        Shares       Value+
                                                      ---------- --------------
Utilities -- (Continued)
   ONEOK, Inc........................................     52,236 $    2,470,763
  #Ormat Technologies, Inc...........................     33,157        630,978
   Otter Tail Corp...................................     23,363        563,749
  #Pepco Holdings, Inc...............................     51,529      1,023,881
   PG&E Corp.........................................     81,611      3,470,100
  #Piedmont Natural Gas Co...........................     47,414      1,511,084
   Pinnacle West Capital Corp........................     27,037      1,432,150
  #PNM Resources, Inc................................     51,960      1,151,434
  #Portland General Electric Co......................     49,716      1,362,218
  #PPL Corp..........................................    119,635      3,538,803
   Public Service Enterprise Group, Inc..............    133,879      4,289,483
  #Questar Corp......................................    115,524      2,338,206
   RGC Resources, Inc................................      1,530         27,387
  #SCANA Corp........................................     29,709      1,458,118
   Sempra Energy.....................................     44,339      3,092,645
  #SJW Corp..........................................     12,792        310,078
   South Jersey Industries, Inc......................     20,187      1,021,260
  #Southern Co. (The)................................    172,296      8,070,345
  #Southwest Gas Corp................................     30,346      1,319,141
  *Synthesis Energy Systems, Inc.....................     27,753         35,801
   TECO Energy, Inc..................................    141,001      2,519,688
  #UGI Corp..........................................     92,449      2,985,178
   UIL Holdings Corp.................................     32,896      1,189,848
   Unitil Corp.......................................      8,764        233,035
   UNS Energy Corp...................................     27,090      1,155,118
  #Vectren Corp......................................     54,053      1,598,347
  #Westar Energy, Inc................................     83,094      2,467,892
   WGL Holdings, Inc.................................     33,912      1,348,680
   Wisconsin Energy Corp.............................     58,024      2,232,183
  #Xcel Energy, Inc..................................     98,899      2,793,897
  #York Water Co.....................................      8,089        140,506
                                                                 --------------
Total Utilities......................................               169,532,898
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,854,351,302
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc.................................         90          6,330
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
 .*Allos Therapeutics, Inc. Contingent Value Rights..     13,000            130
 .*Camco Financial Corp. Rights 11/01/12.............        900             90
 .*Capital Bank Corp. Contingent Value Rights........        988             --
  *Capital Bank Financial Corp. Contingent Value
   Rights............................................      5,725          1,260
 .*CVR Energy, Inc. Contingent Value Rights..........     60,988             --
  *Dynegy, Inc.......................................      6,820         11,049
 .*Emergent Biosolutions, Inc. Contingent Value
   Rights............................................      1,100             --
  *FieldPoint Petroleum Corp. Warrants 03/23/17......      4,233          4,402
 .*PhotoMedex, Inc. Contingent Value Warrants........        389             --
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17.....        294             --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17.....        294             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    16,931
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares............................ 18,707,243     18,707,243
                                                                 --------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)        Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@DFA Short Term Investment Fund..................  62,379,366 $  721,729,267
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $1,962,028
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $1,967,932) to be repurchased at
     $1,904,849..................................... $     1,905      1,904,833
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                723,634,100
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,846,823,008)............................             $5,596,715,906
                                                                 ==============

                         U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Shares    Value+
                                                             ------- ----------
COMMON STOCKS -- (87.6%)
Consumer Discretionary -- (12.6%)
  *1-800-FLOWERS.COM, Inc. Class A..........................  46,103 $  167,353
   A.H. Belo Corp. Class A..................................  25,063    125,315
   Aaron's, Inc............................................. 117,802  3,631,836
  #Abercrombie & Fitch Co. Class A..........................  96,954  2,964,853
  #Advance Auto Parts, Inc..................................  19,701  1,397,589
  *Aeropostale, Inc......................................... 103,133  1,232,439
  *AFC Enterprises, Inc.....................................  22,826    577,954
 #*ALCO Stores, Inc.........................................     100        992
 #*Aldila, Inc..............................................   2,616      7,796
  *Amazon.com, Inc..........................................  36,479  8,493,041
   Ambassadors Group, Inc...................................  23,469    120,161
  *AMC Networks, Inc. Class A...............................  34,612  1,617,073
  #Amcon Distributing Co....................................     668     42,071
 #*American Apparel, Inc....................................  38,775     41,102
   American Eagle Outfitters, Inc........................... 274,812  5,735,326
  #American Greetings Corp. Class A.........................  29,700    509,949
 #*American Public Education, Inc...........................  13,245    482,515
  *America's Car-Mart, Inc..................................  14,490    606,551
   Ameristar Casinos, Inc...................................  44,921    819,808
  *ANN, Inc.................................................  68,590  2,411,624
 #*Apollo Group, Inc. Class A...............................  20,644    414,532
   Arbitron, Inc............................................  18,047    656,189
  *Arctic Cat, Inc..........................................  21,376    775,308
   Ark Restaurants Corp.....................................   4,916     82,982
  *Asbury Automotive Group, Inc.............................  47,963  1,521,386
  *Ascena Retail Group, Inc................................. 217,988  4,316,162
  *Ascent Capital Group, Inc. Class A.......................  19,778  1,175,802
  #Autoliv, Inc.............................................  39,955  2,301,408
 #*AutoNation, Inc.......................................... 103,579  4,598,908
  *AutoZone, Inc............................................   4,966  1,862,250
  *Ballantyne Strong, Inc...................................  17,770     71,613
 #*Bally Technologies, Inc..................................  37,045  1,849,286
  *Barnes & Noble, Inc......................................  94,883  1,597,830
   Bassett Furniture Industries, Inc........................  14,448    165,719
  *BB Liquidating, Inc......................................  10,100        167
 #*Beasley Broadcast Group, Inc. Class A....................   8,562     41,611
 #*Beazer Homes USA, Inc....................................  22,402    369,409
   bebe stores, Inc......................................... 124,785    505,379
  *Bed Bath & Beyond, Inc...................................  45,415  2,619,537
   Belo Corp. Class A....................................... 157,142  1,175,422
  #Best Buy Co., Inc........................................ 252,444  3,839,673
   Big 5 Sporting Goods Corp................................  30,433    271,767
 #*Big Lots, Inc............................................  60,719  1,768,744
  *Biglari Holdings, Inc....................................   2,334    825,326
 #*BJ's Restaurants, Inc....................................  33,901  1,120,428
  *Blue Nile, Inc...........................................   5,804    219,217
  *Bluegreen Corp...........................................  31,025    183,978
  #Blyth, Inc...............................................  24,520    560,037
   Bob Evans Farms, Inc.....................................  44,192  1,682,389
  *Body Central Corp........................................      72        719
   Bon-Ton Stores, Inc. (The)...............................  26,063    320,054
 #*Books-A-Million, Inc.....................................  20,408     60,204
 #*BorgWarner, Inc..........................................  25,400  1,671,828
   Bowl America, Inc. Class A...............................   3,937     50,295
 #*Boyd Gaming Corp......................................... 103,900    641,063
  *Bravo Brio Restaurant Group, Inc.........................  24,835    327,822
 #*Bridgepoint Education, Inc...............................  56,317    563,170
  #Brinker International, Inc...............................  52,003  1,601,692

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  *Brookfield Residential Properties, Inc................     5,046 $    87,296
   Brown Shoe Co., Inc...................................    65,046   1,026,426
  #Brunswick Corp........................................    86,917   2,050,372
  #Buckle, Inc. (The)....................................    38,775   1,751,467
 #*Buffalo Wild Wings, Inc...............................    23,569   1,790,066
 #*Build-A-Bear Workshop, Inc............................    26,815      96,266
  *Cabela's, Inc.........................................   100,507   4,503,719
  #Cablevision Systems Corp. Class A.....................    49,802     867,551
  *Cache, Inc............................................    18,700      51,425
   Callaway Golf Co......................................    97,316     531,345
  *Cambium Learning Group, Inc...........................    82,206      74,807
   Canterbury Park Holding Corp..........................     5,270      52,964
  *Capella Education Co..................................    20,286     633,329
  *Career Education Corp.................................   101,097     343,730
  *Caribou Coffee Co., Inc...............................    30,662     367,024
 #*CarMax, Inc...........................................    80,589   2,719,879
  *Carmike Cinemas, Inc..................................    12,826     174,690
   Carnival Corp.........................................   247,800   9,386,664
   Carriage Services, Inc................................    21,961     233,445
  *Carrols Restaurant Group, Inc.........................    34,757     223,140
  *Carter's, Inc.........................................    77,010   4,163,161
  *Casual Male Retail Group, Inc.........................    66,129     255,258
   Cato Corp. Class A (The)..............................    42,518   1,206,661
  *Cavco Industries, Inc.................................    11,347     548,514
   CBS Corp. Class A.....................................    18,791     610,708
  #CBS Corp. Class B.....................................   398,207  12,901,907
   CEC Entertainment, Inc................................    23,178     718,518
 #*Central European Media Enterprises, Ltd. Class A......    18,678     100,114
 #*Charles & Colvard, Ltd................................    19,498      77,797
 #*Charter Communications, Inc. Class A..................     6,441     498,598
  #Cheesecake Factory, Inc. (The)........................    83,724   2,767,915
   Cherokee, Inc.........................................     8,005     115,352
  #Chico's FAS, Inc......................................   210,925   3,923,205
 #*Children's Place Retail Stores, Inc. (The)............    38,069   2,224,372
  *Chipotle Mexican Grill, Inc...........................     5,722   1,456,421
  #Choice Hotels International, Inc......................    35,399   1,107,635
   Christopher & Banks Corp..............................    43,680     136,282
  *Chromcraft Revington, Inc.............................     2,958       1,955
   Churchill Downs, Inc..................................    26,352   1,721,576
  #Cinemark Holdings, Inc................................   153,849   3,798,532
  *Citi Trends, Inc......................................    22,270     273,476
 #*Clear Channel Outdoor Holdings, Inc. Class A..........    55,873     372,114
   Coach, Inc............................................    30,042   1,683,854
  *Coast Distribution System, Inc. (The).................     1,760       3,467
  *Cobra Electronics Corp................................     9,352      45,638
 #*Coinstar, Inc.........................................    37,109   1,741,896
 #*Coldwater Creek, Inc..................................    14,875      61,731
  #Collectors Universe, Inc..............................     8,599     103,188
  #Columbia Sportswear Co................................    50,929   2,872,396
   Comcast Corp. Class A................................. 1,069,364  40,111,844
   Comcast Corp. Special Class A.........................   337,406  12,295,075
 #*Conn's, Inc...........................................    51,533   1,305,331
   Cooper Tire & Rubber Co...............................    97,851   1,969,741
   Core-Mark Holding Co., Inc............................    17,170     821,928
  *Corinthian Colleges, Inc..............................   125,219     341,848
   Cracker Barrel Old Country Store, Inc.................    29,416   1,872,328
 #*Crocs, Inc............................................   136,961   1,725,709
 #*Crown Media Holdings, Inc. Class A....................    51,149      88,999
   CSS Industries, Inc...................................     8,600     172,860
   CTC Media, Inc........................................    36,143     303,240
   Culp, Inc.............................................    14,714     185,985

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *Cumulus Media, Inc. Class A..............................  22,186 $   54,578
  *Cybex International, Inc.................................   9,222     22,778
  #D.R. Horton, Inc......................................... 360,331  7,552,538
   Dana Holding Corp........................................ 225,191  2,963,514
   Darden Restaurants, Inc..................................  51,600  2,715,192
 #*Deckers Outdoor Corp.....................................  41,400  1,185,282
  *dELiA*s, Inc.............................................  15,474     20,426
  *Delta Apparel, Inc.......................................  16,268    246,298
   Destination Maternity Corp...............................  21,804    413,404
  #DeVry, Inc...............................................  81,188  2,131,997
 .*DGSE Cos., Inc...........................................   8,710     64,715
  *Dial Global, Inc.........................................   3,376      8,237
  #Dick's Sporting Goods, Inc...............................  28,649  1,432,450
 #*Digital Generation, Inc..................................  43,634    405,796
  #Dillard's, Inc. Class A..................................  87,901  6,768,377
 #*DineEquity, Inc..........................................  27,961  1,753,155
  *DIRECTV.................................................. 110,916  5,668,917
 #*Discovery Communications, Inc. Class A...................  42,342  2,499,025
  *Discovery Communications, Inc. Class B...................   2,270    137,131
  *Discovery Communications, Inc. Class C...................  35,622  1,951,373
   DISH Network Corp. Class A...............................  40,052  1,427,053
  *Dixie Group, Inc. (The)..................................  11,235     44,491
  *Dollar General Corp......................................  23,310  1,133,332
  *Dollar Tree, Inc.........................................  48,760  1,944,061
   Domino's Pizza, Inc......................................  57,309  2,327,892
 #*Dorman Products, Inc.....................................  54,753  1,672,704
   Dover Downs Gaming & Entertainment, Inc..................  18,137     43,166
  *Dover Motorsports, Inc...................................   9,156     13,551
 #*DreamWorks Animation SKG, Inc. Class A...................  81,717  1,664,575
  *Drew Industries, Inc.....................................  33,698  1,067,216
  #DSW, Inc. Class A........................................  46,290  2,897,291
 #*Dunkin' Brands Group, Inc................................  18,875    585,125
  *E.W. Scripps Co. Class A (The)...........................  68,416    725,894
  *EDCI Holdings, Inc.......................................   3,419     15,813
 #*Education Management Corp................................  69,433    220,797
   Educational Development Corp.............................   3,809     15,084
   Einstein Noah Restaurant Group, Inc......................  24,250    374,178
  *Emerson Radio Corp.......................................  26,350     44,795
  *Emmis Communications Corp. Class A.......................   5,500     11,275
  *Empire Resorts, Inc......................................   4,000      6,120
 #*Entercom Communications Corp. Class A....................  41,042    267,183
  *Entertainment Gaming Asia, Inc...........................   2,058      5,145
   Entravision Communications Corp. Class A.................  62,347     84,168
   Escalade, Inc............................................  10,743     55,864
  #Ethan Allen Interiors, Inc...............................  42,795  1,258,601
  *Ever-Glory International Group, Inc......................   2,000      2,700
  *Exide Technologies....................................... 113,896    347,383
  #Expedia, Inc.............................................  53,030  3,136,724
  *Express, Inc.............................................  48,802    543,166
  #Family Dollar Stores, Inc................................  53,600  3,535,456
  *Famous Dave's of America, Inc............................  10,924     86,081
  *Federal-Mogul Corp....................................... 103,878    783,240
  *Fiesta Restaurant Group, Inc.............................  31,463    415,941
   Finish Line, Inc. Class A (The)..........................  77,273  1,607,665
  *Fisher Communications, Inc...............................   9,960    251,390
  *Flanigan's Enterprises, Inc..............................   1,000      7,330
   Flexsteel Industries, Inc................................   7,812    157,256
   Foot Locker, Inc......................................... 220,508  7,387,018
  #Ford Motor Co............................................ 333,761  3,724,773
  *Fossil, Inc..............................................  40,441  3,522,411
  *Frederick's of Hollywood Group, Inc......................   4,166      1,208

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   Fred's, Inc. Class A...................................  58,107 $   787,350
   Frisch's Restaurants, Inc..............................   7,545     134,905
  *Fuel Systems Solutions, Inc............................  30,097     489,678
  *Full House Resorts, Inc................................  19,925      62,764
  *Furniture Brands International, Inc....................  62,024      94,276
  *Gaiam, Inc. Class A....................................  18,959      62,375
  #GameStop Corp. Class A................................. 202,321   4,618,988
   Gaming Partners International Corp.....................   8,266      51,662
  #Gannett Co., Inc....................................... 359,653   6,078,136
   Gap, Inc. (The)........................................ 250,607   8,951,682
  #Garmin, Ltd............................................ 135,206   5,136,476
  *Geeknet, Inc...........................................   7,665     139,273
  *General Motors Co...................................... 291,317   7,428,584
  *Genesco, Inc...........................................  40,175   2,302,028
  #Gentex Corp............................................  70,447   1,213,097
  *Gentherm, Inc..........................................  31,644     380,361
   Genuine Parts Co.......................................  58,553   3,664,247
  *G-III Apparel Group, Ltd...............................  31,152   1,151,378
  *Global Sources, Ltd....................................  29,825     170,599
  #GNC Holdings, Inc. Class A.............................   2,598     100,465
 #*Goodyear Tire & Rubber Co. (The)....................... 154,229   1,759,753
  *Gordmans Stores, Inc...................................  12,089     182,060
  *Grand Canyon Education, Inc............................  52,834   1,149,668
  *Gray Television, Inc...................................  65,389     139,279
  *Gray Television, Inc. Class A..........................   3,160       6,668
  #Group 1 Automotive, Inc................................  35,030   2,172,210
  #Guess?, Inc............................................ 114,748   2,843,455
   H&R Block, Inc.........................................  48,700     861,990
  *Hallwood Group, Inc. (The).............................   1,023       6,598
  *Hampshire Group, Ltd...................................   1,000       2,925
  *Hanesbrands, Inc.......................................  47,175   1,578,947
  #Harley-Davidson, Inc...................................  64,955   3,037,296
   Harman International Industries, Inc................... 107,592   4,511,333
  *Harris Interactive, Inc................................  13,112      19,668
   Harte-Hanks, Inc.......................................  90,646     504,898
  #Hasbro, Inc............................................  34,967   1,258,462
  *Hastings Entertainment, Inc............................   2,673       5,346
   Haverty Furniture Cos., Inc............................  26,699     400,752
   Haverty Furniture Cos., Inc. Class A...................   2,523      37,668
  *Heelys, Inc............................................   6,558      14,887
  *Helen of Troy, Ltd.....................................  48,580   1,468,088
 .*Here Media, Inc........................................     300           3
 .*Here Media, Inc. Special Shares........................     300           3
 #*hhgregg, Inc...........................................  53,331     322,119
 #*Hibbett Sports, Inc....................................  24,675   1,332,203
   Hillenbrand, Inc.......................................  92,043   1,884,120
  *Hollywood Media Corp...................................  12,071      16,054
   Home Depot, Inc. (The)................................. 301,629  18,513,988
   Hooker Furniture Corp..................................  16,557     225,837
   Hot Topic, Inc.........................................  65,359     562,087
  #HSN, Inc...............................................  62,267   3,239,129
  *Hyatt Hotels Corp. Class A.............................  19,750     720,875
 #*Iconix Brand Group, Inc................................ 106,331   1,968,187
  #International Game Technology..........................  59,806     767,909
   International Speedway Corp. Class A...................  40,956   1,044,378
   Interpublic Group of Cos., Inc. (The).................. 412,069   4,161,897
  #Interval Leisure Group, Inc............................  83,119   1,584,248
 #*iRobot Corp............................................  29,445     529,127
  *Isle of Capri Casinos, Inc.............................  54,990     334,339
 #*ITT Educational Services, Inc..........................  15,300     328,797
  #J.C. Penney Co., Inc................................... 188,258   4,520,075

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
 #*Jack in the Box, Inc....................................  70,959 $ 1,845,644
  #JAKKS Pacific, Inc......................................  27,534     355,464
   Jarden Corp............................................. 102,085   5,083,833
  #John Wiley & Sons, Inc. Class B.........................   7,502     326,299
  *Johnson Controls, Inc................................... 265,863   6,845,972
  *Johnson Outdoors, Inc. Class A..........................  19,561     381,635
   Jones Group, Inc. (The)................................. 125,453   1,481,600
 #*Jos. A. Bank Clothiers, Inc.............................  43,928   2,055,391
  *Journal Communications, Inc. Class A....................  69,371     389,171
 #*K12, Inc................................................  49,967   1,022,824
  #KB Home................................................. 120,600   1,927,188
  *Kid Brands, Inc.........................................  43,775      79,233
  *Kirkland's, Inc.........................................  28,827     276,451
 #*Kohl's Corp............................................. 122,452   6,524,243
  *Kona Grill, Inc.........................................  11,997     108,213
   Koss Corp...............................................   4,495      23,104
  *Krispy Kreme Doughnuts, Inc............................. 103,485     768,894
 #*K-Swiss, Inc. Class A...................................  35,759      81,531
  *Lakeland Industries, Inc................................   7,818      47,690
 #*Lamar Advertising Co. Class A...........................  64,341   2,525,384
   Las Vegas Sands Corp....................................  56,918   2,643,272
  *Lazare Kaplan International, Inc........................   3,667       5,739
  *La-Z-Boy, Inc...........................................  85,244   1,382,658
  *LeapFrog Enterprises, Inc...............................  88,244     780,077
   Lear Corp...............................................  74,859   3,188,993
  *Learning Tree International, Inc........................  16,482      94,936
 #*Lee Enterprises, Inc....................................  46,810      69,279
  #Leggett & Platt, Inc.................................... 187,397   4,971,642
  #Lennar Corp. Class A.................................... 217,231   8,139,646
   Lennar Corp. Class B Voting.............................  33,079     938,782
  *Libbey, Inc.............................................  27,932     501,379
  *Liberty Global, Inc. Class A............................  24,979   1,499,489
  *Liberty Global, Inc. Class B............................     808      48,577
  *Liberty Global, Inc. Class C............................  60,384   3,399,015
  *Liberty Interactive Corp. Class A....................... 542,102  10,842,040
  *Liberty Interactive Corp. Class B.......................  11,386     222,824
  *Liberty Media Corp. - Liberty Capital Class A........... 135,703  15,153,954
  *Liberty Media Corp. - Liberty Capital Class B...........   5,224     570,461
  *Liberty Ventures Series A...............................  32,345   1,840,754
  *Liberty Ventures Series B...............................     569      29,861
 #*Life Time Fitness, Inc..................................  65,791   2,953,358
   Lifetime Brands, Inc....................................  15,818     175,580
   Limited Brands, Inc..................................... 115,444   5,528,613
  *LIN TV Corp. Class A....................................  49,530     277,863
   Lincoln Educational Services Corp.......................  32,420     120,278
 #*Lions Gate Entertainment Corp...........................     849      14,161
   Lithia Motors, Inc. Class A.............................  34,640   1,184,688
  *Live Nation Entertainment, Inc.......................... 294,430   2,694,034
 #*LKQ Corp................................................ 376,352   7,861,993
 #*LodgeNet Interactive Corp...............................  18,107       7,967
   Lowe's Cos., Inc........................................ 440,112  14,250,827
  *Luby's, Inc.............................................  35,781     228,641
 #*Lululemon Athletica, Inc................................  18,766   1,295,042
  *Lumber Liquidators Holdings, Inc........................  34,916   1,949,011
  *M/I Homes, Inc..........................................  33,353     742,104
   Mac-Gray Corp...........................................  19,027     247,351
   Macy's, Inc............................................. 276,516  10,526,964
  *Madison Square Garden Co. Class A (The).................  94,635   3,895,177
  *Maidenform Brands, Inc..................................  37,084     693,842
   Marcus Corp.............................................  30,027     327,294
   Marine Products Corp....................................  47,094     279,267

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  *MarineMax, Inc..........................................  35,164 $   289,400
   Marriott International, Inc.............................  31,995   1,167,178
  *Marriott Vacations Worldwide Corp.......................   8,571     337,183
 #*Martha Stewart Living Omnimedia Class A.................  60,321     174,328
   Mattel, Inc............................................. 125,420   4,612,948
   Matthews International Corp. Class A....................  42,640   1,226,753
 #*McClatchy Co. Class A (The).............................  86,999     247,947
   McDonald's Corp.........................................  93,700   8,133,160
   McGraw-Hill Cos., Inc. (The)............................  27,929   1,543,915
   MDC Holdings, Inc.......................................  74,038   2,831,213
 #*Media General, Inc. Class A.............................  37,031     155,530
  #Men's Wearhouse, Inc. (The).............................  76,446   2,506,664
  #Meredith Corp...........................................  54,939   1,838,808
 #*Meritage Homes Corp.....................................  53,614   1,982,646
  *MGM Resorts International............................... 496,550   5,119,430
  *Modine Manufacturing Co.................................  61,802     420,254
 #*Mohawk Industries, Inc..................................  97,755   8,159,610
  *Monarch Casino & Resort, Inc............................  21,976     200,421
  #Monro Muffler Brake, Inc................................  46,126   1,564,594
  *Morgans Hotel Group Co..................................   1,787      11,526
  #Morningstar, Inc........................................  20,040   1,262,119
 #*Motorcar Parts of America, Inc..........................  12,172      57,208
   Movado Group, Inc.......................................  28,314     897,271
  *MTR Gaming Group, Inc...................................  26,957      94,080
  *Multimedia Games Holding Co., Inc.......................  25,419     404,162
   NACCO Industries, Inc. Class A..........................  10,379     525,593
  *Nathan's Famous, Inc....................................   7,706     213,533
   National CineMedia, Inc.................................  51,824     801,199
  *Nautilus, Inc...........................................  50,307     141,363
  *Navarre Corp............................................  36,221      61,213
 #*Netflix, Inc............................................  20,041   1,585,043
  *Nevada Gold & Casinos, Inc..............................   1,100         880
  *New Frontier Media, Inc.................................   8,547      17,265
  *New York & Co., Inc.....................................  97,315     327,952
  *New York Times Co. Class A (The)........................ 210,254   1,719,878
   Newell Rubbermaid, Inc..................................  92,609   1,911,450
  #News Corp. Class A...................................... 846,333  20,244,285
   News Corp. Class B...................................... 305,808   7,449,483
  *Nexstar Broadcasting Group, Inc. Class A................  10,636     115,613
   NIKE, Inc. Class B......................................  39,567   3,615,632
  *Nobility Homes, Inc.....................................   2,557      13,808
   Nordstrom, Inc..........................................  42,272   2,399,781
  #Nutrisystem, Inc........................................  43,412     418,058
  *NVR, Inc................................................   6,499   5,873,406
  *Office Depot, Inc....................................... 410,885   1,018,995
   OfficeMax, Inc.......................................... 134,321     987,259
   Omnicom Group, Inc......................................  47,482   2,274,863
  *Orbitz Worldwide, Inc...................................  89,814     221,841
 #*Orchard Supply Hardware Stores Corp. Class A............   3,617      44,923
 #*O'Reilly Automotive, Inc................................  90,600   7,762,608
  *Orient-Express Hotels, Ltd. Class A..................... 157,124   1,843,065
   Outdoor Channel Holdings, Inc...........................  35,986     261,258
 #*Overstock.com, Inc......................................  21,548     324,944
   Oxford Industries, Inc..................................  22,634   1,255,734
  *P & F Industries, Inc. Class A..........................   2,869      16,927
 #*Pacific Sunwear of California, Inc......................  84,041     142,870
 #*Panera Bread Co. Class A................................  19,844   3,346,492
  *Papa John's International, Inc..........................  29,488   1,572,300
 #*Penn National Gaming, Inc............................... 117,431   4,747,735
  #Penske Automotive Group, Inc............................ 137,560   4,209,336
   Pep Boys - Manny, Moe & Jack (The)......................  75,372     752,966

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *Perfumania Holdings, Inc.................................   6,982 $   39,728
  *Perry Ellis International, Inc...........................  24,723    510,283
  #PetMed Express, Inc......................................  30,127    328,384
 #*PetSmart, Inc............................................  39,873  2,647,168
  #Pier 1 Imports, Inc...................................... 139,418  2,844,127
  *Pinnacle Entertainment, Inc..............................  76,630    977,799
  *Point.360................................................   6,026      5,002
  #Polaris Industries, Inc..................................  32,961  2,785,204
  #Pool Corp................................................  56,154  2,365,206
  *Premier Exhibitions, Inc.................................   6,900     18,906
 #*Priceline.com, Inc.......................................   4,200  2,409,834
  *PulteGroup, Inc.......................................... 570,771  9,897,169
  #PVH Corp.................................................  73,475  8,081,515
  *Q.E.P. Co., Inc..........................................     670     11,892
  *Quiksilver, Inc.......................................... 247,218    791,098
   R.G. Barry Corp..........................................  21,060    320,954
 #*Radio One, Inc. Class D..................................  33,982     28,885
  #RadioShack Corp.......................................... 143,336    321,073
  #Ralph Lauren Corp........................................  12,900  1,982,601
 #*Reading International, Inc. Class A......................  14,293     86,473
  *Reading International, Inc. Class B......................     300      2,220
  *Red Lion Hotels Corp.....................................  26,248    172,974
  *Red Robin Gourmet Burgers, Inc...........................  22,738    759,449
  #Regal Entertainment Group Class A........................ 110,822  1,702,226
  #Regis Corp...............................................  90,012  1,499,600
  #Rent-A-Center, Inc.......................................  91,326  3,043,896
  *Rentrak Corp.............................................  11,793    200,363
  *Rick's Cabaret International, Inc........................  11,506     94,464
  *Rocky Brands, Inc........................................   8,403    100,920
   Ross Stores, Inc.........................................  84,222  5,133,331
  #Royal Caribbean Cruises, Ltd............................. 224,812  7,569,420
  *Ruby Tuesday, Inc........................................  98,799    713,329
  *rue21, Inc...............................................  29,392    884,993
  *Ruth's Hospitality Group, Inc............................  55,442    368,689
  #Ryland Group, Inc. (The).................................  69,112  2,340,823
 #*Ryman Hospitality Properties.............................  76,553  2,986,333
  *Saga Communications, Inc. Class A........................   3,821    162,087
 #*Saks, Inc................................................ 243,217  2,500,271
   Salem Communications Corp. Class A.......................  21,782    129,821
  *Sally Beauty Holdings, Inc............................... 101,280  2,438,822
  #Scholastic Corp..........................................  38,702  1,276,779
  *School Specialty, Inc....................................  24,242     44,848
 #*Scientific Games Corp. Class A........................... 138,086  1,136,448
   Scripps Networks Interactive, Inc. Class A...............  29,755  1,806,724
 #*Sealy Corp...............................................  85,603    190,895
  *Sears Canada, Inc........................................  24,740    268,874
 #*Sears Holdings Corp......................................  57,765  3,620,133
 #*Select Comfort Corp......................................  45,800  1,274,614
  #Service Corp. International.............................. 355,943  4,997,440
  *SHFL Entertainment, Inc..................................  74,809  1,057,051
   Shiloh Industries, Inc...................................  21,734    247,333
   Shoe Carnival, Inc.......................................  33,252    777,432
 #*Shutterfly, Inc..........................................  56,597  1,712,625
   Signet Jewelers, Ltd. ADR................................ 125,728  6,507,681
   Sinclair Broadcast Group, Inc. Class A...................  41,284    520,178
  #Six Flags Entertainment Corp.............................  73,682  4,207,979
  *Skechers U.S.A., Inc. Class A............................  60,849  1,010,093
  *Skyline Corp.............................................  10,884     50,066
  *Smith & Wesson Holding Corp..............................  93,609    898,646
   Sonic Automotive, Inc. Class A...........................  62,565  1,213,761
  *Sonic Corp...............................................  43,011    428,820

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  #Sotheby's...............................................  66,038 $ 2,055,763
  *Spanish Broadcasting System, Inc. Class A...............   2,346       8,211
   Spartan Motors, Inc.....................................  47,882     225,045
   Speedway Motorsports, Inc...............................  58,665     956,240
  *Sport Chalet, Inc. Class A..............................   9,608      14,028
  *Sport Chalet, Inc. Class B..............................   1,292       2,158
   Stage Stores, Inc.......................................  47,969   1,175,240
   Standard Motor Products, Inc............................  36,719     689,583
 #*Standard Pacific Corp................................... 294,445   2,031,670
  *Stanley Furniture Co., Inc..............................  13,948      64,858
  #Staples, Inc............................................ 168,658   1,942,097
   Starbucks Corp..........................................  67,563   3,101,142
   Starwood Hotels & Resorts Worldwide, Inc................  29,703   1,540,101
  *Stein Mart, Inc.........................................  61,436     482,887
  *Steiner Leisure, Ltd....................................  23,401   1,027,772
  *Steinway Musical Instruments, Inc.......................  17,477     421,895
 #*Steven Madden, Ltd......................................  53,874   2,312,272
  #Stewart Enterprises, Inc. Class A....................... 114,611     890,527
  *Stoneridge, Inc.........................................  39,394     195,788
   Strattec Security Corp..................................   4,792     108,874
   Strayer Education, Inc..................................   7,822     449,452
  #Sturm Ruger & Co., Inc..................................  24,927   1,177,302
   Superior Industries International, Inc..................  42,144     720,241
   Superior Uniform Group, Inc.............................  12,533     147,012
  *Systemax, Inc...........................................  51,897     567,753
  *Tandy Brands Accessories, Inc...........................   5,800       8,758
   Tandy Leather Factory, Inc..............................   7,929      42,024
   Target Corp............................................. 146,665   9,349,894
 #*Tempur-Pedic International, Inc.........................  18,061     477,533
  *Tenneco, Inc............................................  37,500   1,145,625
 #*Tesla Motors, Inc.......................................  11,494     323,326
   Texas Roadhouse, Inc.................................... 109,057   1,775,448
  #Thor Industries, Inc....................................  82,237   3,127,473
  #Tiffany & Co............................................  42,344   2,676,988
  #Time Warner Cable, Inc.................................. 159,874  15,845,112
  #Time Warner, Inc........................................ 505,637  21,969,928
   TJX Cos., Inc. (The)....................................  74,256   3,091,277
 #*Toll Brothers, Inc...................................... 244,751   8,079,231
  *Tower International, Inc................................     210       1,487
  *Town Sports International Holdings, Inc.................  26,956     339,646
  #Tractor Supply Co.......................................  61,800   5,947,632
  *Trans World Entertainment Corp..........................   1,798       6,113
  *Trinity Place Holdings, Inc.............................  10,474      41,896
 #*TripAdvisor, Inc........................................  53,030   1,606,279
   True Religion Apparel, Inc..............................  33,576     861,224
  *TRW Automotive Holdings Corp............................ 117,968   5,486,692
  *Tuesday Morning Corp....................................  75,510     450,795
   Tupperware Brands Corp..................................  28,324   1,673,948
  #Ulta Salon Cosmetics & Fragrance, Inc...................  53,376   4,922,335
 #*Under Armour, Inc. Class A..............................  21,600   1,128,816
  *Unifi, Inc..............................................  28,750     403,362
  *Universal Electronics, Inc..............................  19,232     330,021
   Universal Technical Institute, Inc......................  34,813     446,303
  *UQM Technologies, Inc...................................  21,417      19,489
 #*Urban Outfitters, Inc...................................  31,700   1,133,592
  *US Auto Parts Network, Inc..............................  39,333     117,606
  #V.F. Corp...............................................  37,138   5,811,354
  #Vail Resorts, Inc.......................................  54,886   3,116,427
 #*Valassis Communications, Inc............................  67,600   1,758,952
  #Value Line, Inc.........................................   7,363      73,335
  *Valuevision Media, Inc. Class A.........................  45,286     101,894

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   Viacom, Inc. Class A...................................  10,234 $    530,838
  #Viacom, Inc. Class B................................... 131,900    6,762,513
  #Virgin Media, Inc......................................  22,958      751,645
  *Visteon Corp...........................................  52,770    2,327,157
 #*Vitacost.com, Inc......................................   8,179       52,346
  *Vitamin Shoppe, Inc....................................  37,056    2,121,085
  *VOXX International Corp................................  32,737      203,624
   Walking Co. Holdings, Inc. (The).......................   4,714       37,241
   Walt Disney Co. (The).................................. 830,524   40,753,813
 #*Warnaco Group, Inc. (The)..............................  56,350    3,977,183
  #Washington Post Co. Class B (The)......................   9,693    3,232,712
  #Weight Watchers International, Inc.....................  25,675    1,290,169
  *Wells-Gardner Electronics Corp.........................   4,482        9,278
  #Wendy's Co. (The)...................................... 583,644    2,492,160
  *West Marine, Inc.......................................  32,388      334,892
  *Wet Seal, Inc. Class A (The)........................... 139,594      399,239
  #Weyco Group, Inc.......................................  12,731      298,924
   Whirlpool Corp.........................................  76,089    7,432,374
  #Wiley (John) & Sons, Inc. Class A......................  63,695    2,763,089
   Williams Controls, Inc.................................   6,849       74,654
  #Williams-Sonoma, Inc...................................  76,155    3,520,646
   Winmark Corp...........................................   4,123      219,673
  *Winnebago Industries, Inc..............................  47,064      593,006
  *WMS Industries, Inc....................................  76,842    1,262,514
  #Wolverine World Wide, Inc..............................  55,027    2,303,980
  #World Wrestling Entertainment, Inc. Class A............  40,201      325,226
   Wyndham Worldwide Corp................................. 180,614    9,102,946
  #Wynn Resorts, Ltd......................................  13,405    1,622,809
   Yum! Brands, Inc.......................................  41,894    2,937,188
 #*Zagg, Inc..............................................  30,620      219,852
 #*Zale Corp..............................................  48,457      347,921
 #*Zumiez, Inc............................................  41,911    1,060,767
                                                                   ------------
Total Consumer Discretionary..............................          989,945,375
                                                                   ------------
Consumer Staples -- (5.8%)
   Alico, Inc.............................................  10,162      318,985
  *Alliance One International, Inc........................ 125,358      381,088
   Altria Group, Inc...................................... 380,680   12,105,624
   Andersons, Inc. (The)..................................  28,465    1,118,105
   Archer-Daniels-Midland Co.............................. 329,811    8,852,127
   Arden Group, Inc. Class A..............................   2,456      241,793
   Avon Products, Inc.....................................  68,745    1,064,860
  #B&G Foods, Inc.........................................  65,915    1,995,247
   Beam, Inc.............................................. 152,865    8,493,179
 #*Boston Beer Co., Inc. Class A (The)....................   6,776      728,962
  *Bridgford Foods Corp...................................   7,329       50,717
   Brown-Forman Corp. Class A.............................  20,355    1,245,522
  #Brown-Forman Corp. Class B.............................  26,010    1,666,201
   Bunge, Ltd............................................. 150,577   10,695,484
  #Calavo Growers, Inc....................................  20,771      490,403
  #Cal-Maine Foods, Inc...................................  34,125    1,471,811
  #Campbell Soup Co.......................................  45,434    1,602,457
  #Casey's General Stores, Inc............................  62,132    3,202,905
   CCA Industries, Inc....................................   5,962       25,935
 #*Central European Distribution Corp.....................  86,014      221,916
  *Central Garden & Pet Co................................  26,310      291,515
  *Central Garden & Pet Co. Class A.......................  60,553      682,432
  *Chiquita Brands International, Inc.....................  86,616      624,501
   Church & Dwight Co., Inc...............................  87,322    4,432,465
   Clorox Co. (The).......................................  18,397    1,330,103
   Coca-Cola Bottling Co. Consolidated....................  10,670      733,456

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Staples -- (Continued)
   Coca-Cola Co. (The)..................................... 439,242 $16,331,018
   Coca-Cola Enterprises, Inc.............................. 219,366   6,896,867
  #Coffee Holding Co., Inc.................................   5,400      34,668
   Colgate-Palmolive Co....................................  38,688   4,060,692
  #ConAgra Foods, Inc...................................... 300,325   8,361,048
  *Constellation Brands, Inc. Class A...................... 209,075   7,388,710
  *Constellation Brands, Inc. Class B......................   5,400     191,538
   Costco Wholesale Corp...................................  94,939   9,344,846
  *Craft Brew Alliance, Inc................................  22,081     167,374
  *Crystal Rock Holdings, Inc..............................     200         208
  #CVS Caremark Corp....................................... 661,528  30,694,899
  *Darling International, Inc.............................. 178,317   2,947,580
  *Dean Foods Co........................................... 253,821   4,274,346
  #Diamond Foods, Inc......................................  29,698     550,007
 #*Dole Food Co., Inc...................................... 129,947   1,636,033
  #Dr. Pepper Snapple Group, Inc...........................  82,726   3,544,809
 #*Elizabeth Arden, Inc....................................  45,620   2,152,352
   Energizer Holdings, Inc.................................  47,928   3,497,306
   Estee Lauder Cos., Inc. Class A (The)...................  37,796   2,328,990
  *Farmer Bros. Co.........................................  22,748     221,338
   Flowers Foods, Inc...................................... 120,603   2,374,673
   Fresh Del Monte Produce, Inc............................  91,641   2,306,604
 #*Fresh Market, Inc. (The)................................   1,503      85,235
   General Mills, Inc...................................... 108,088   4,332,167
   Golden Enterprises, Inc.................................   9,888      34,015
 #*Green Mountain Coffee Roasters, Inc.....................  28,702     693,440
   Griffin Land & Nurseries, Inc...........................   6,027     156,401
  #H.J. Heinz Co...........................................  28,103   1,616,204
  *Hain Celestial Group, Inc. (The)........................  66,335   3,834,163
  *Harbinger Group, Inc....................................   8,503      74,401
  #Harris Teeter Supermarkets, Inc.........................  74,882   2,804,331
  #Herbalife, Ltd..........................................  44,162   2,267,719
   Hershey Co. (The).......................................  16,300   1,122,255
  #Hillshire Brands Co.....................................  40,460   1,052,365
  #Hormel Foods Corp....................................... 129,444   3,822,481
  *IGI Labratories, Inc....................................     647         744
   Ingles Markets, Inc. Class A............................  19,663     318,541
  #Ingredion, Inc.......................................... 107,338   6,596,993
   Inter Parfums, Inc......................................  44,669     815,656
  *Inventure Foods, Inc....................................   6,219      37,065
   J & J Snack Foods Corp..................................  28,702   1,643,764
   J.M. Smucker Co. (The).................................. 102,584   8,785,294
  *John B. Sanfilippo & Son, Inc...........................   8,216     138,193
  #Kellogg Co..............................................  30,401   1,590,580
  #Kimberly-Clark Corp.....................................  43,048   3,592,356
  *Kraft Foods Group, Inc.................................. 291,931  13,277,022
  #Kroger Co. (The)........................................ 214,162   5,401,166
  #Lancaster Colony Corp...................................  31,161   2,267,898
   Lifeway Foods, Inc......................................   8,037      75,226
  #Limoneira Co............................................     330       7,415
  #Lorillard, Inc..........................................  16,824   1,951,752
  *Mannatech, Inc..........................................   2,000       9,720
   McCormick & Co., Inc. Non-Voting........................  22,414   1,381,151
   McCormick & Co., Inc. Voting............................   3,268     201,015
  #Mead Johnson Nutrition Co...............................  24,949   1,538,355
  *Medifast, Inc...........................................  23,165     591,171
   MGP Ingredients, Inc....................................  20,250      71,482
  #Molson Coors Brewing Co. Class A........................   1,020      44,472
  #Molson Coors Brewing Co. Class B........................ 161,428   6,964,004
   Mondelez International, Inc. Class A.................... 875,793  23,243,546
 #*Monster Beverage Corp...................................  37,800   1,688,526

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Staples -- (Continued)
   Nash Finch Co..........................................  17,087 $    328,583
  *National Beverage Corp.................................  50,259      747,351
  *Natural Alternatives International, Inc................   7,028       43,925
   Nature's Sunshine Products, Inc........................     400        6,876
  #Nu Skin Enterprises, Inc. Class A......................  62,985    2,981,080
  *Nutraceutical International Corp.......................  13,031      206,672
   Oil-Dri Corp. of America...............................  10,212      228,749
  *Omega Protein Corp.....................................  28,908      188,191
   Orchids Paper Products Co..............................   5,292      101,553
  *Overhill Farms, Inc....................................  20,281       91,264
  *Pantry, Inc. (The).....................................  35,589      472,088
   PepsiCo, Inc........................................... 188,490   13,051,048
   Philip Morris International, Inc....................... 147,798   13,088,991
  *Physicians Formula Holdings, Inc.......................  15,768       77,106
  *Pilgrim's Pride Corp................................... 232,688    1,310,033
  *Post Holdings, Inc.....................................  52,862    1,667,796
  *Prestige Brands Holdings, Inc..........................  74,037    1,287,503
  #PriceSmart, Inc........................................  29,831    2,475,675
   Procter & Gamble Co. (The)............................. 610,480   42,269,635
  *Ralcorp Holdings, Inc..................................  81,132    5,856,919
   Reliv' International, Inc..............................   8,132       10,490
  *Revlon, Inc. Class A...................................  43,675      672,595
   Reynolds American, Inc.................................  85,900    3,576,876
   Rocky Mountain Chocolate Factory, Inc..................  12,658      133,036
  #Safeway, Inc........................................... 240,783    3,927,171
  #Sanderson Farms, Inc...................................  35,016    1,585,875
  *Schiff Nutrition International, Inc....................  30,743    1,040,343
  *Seneca Foods Corp. Class A.............................  13,971      399,361
  *Seneca Foods Corp. Class B.............................   1,999       56,972
  *Smart Balance, Inc.....................................  95,362    1,134,808
 #*Smithfield Foods, Inc.................................. 241,341    4,940,250
   Snyders-Lance, Inc..................................... 102,988    2,609,716
   Spartan Stores, Inc....................................  34,784      499,498
  *Spectrum Brands Holdings, Inc..........................  81,216    3,694,516
  #SUPERVALU, Inc......................................... 313,468      974,885
  *Susser Holdings Corp...................................  33,155    1,191,591
  #Sysco Corp.............................................  64,489    2,003,673
  *Tofutti Brands, Inc....................................   1,645        2,484
  #Tootsie Roll Industries, Inc...........................  57,230    1,525,180
  *TreeHouse Foods, Inc...................................  54,763    2,932,559
   Tyson Foods, Inc. Class A.............................. 296,508    4,984,299
 #*United Natural Foods, Inc..............................  67,665    3,602,485
   United-Guardian, Inc...................................   4,655       82,068
  #Universal Corp.........................................  35,612    1,764,931
 #*USANA Health Sciences, Inc.............................  22,158      955,896
  #Vector Group, Ltd......................................  75,767    1,247,125
   Village Super Market, Inc. Class A.....................  10,710      392,736
   Walgreen Co............................................ 250,669    8,831,069
  #Wal-Mart Stores, Inc................................... 387,774   29,090,805
   WD-40 Co...............................................  21,425    1,025,400
   Weis Markets, Inc......................................  40,839    1,680,933
  #Whole Foods Market, Inc................................  55,822    5,288,018
                                                                   ------------
Total Consumer Staples....................................          455,840,665
                                                                   ------------
Energy -- (9.7%)
 #*Abraxas Petroleum Corp.................................  37,774       78,192
   Adams Resources & Energy, Inc..........................   6,454      196,331
   Alon USA Energy, Inc...................................  61,134      802,689
 #*Alpha Natural Resources, Inc...........................  85,657      734,080
   Anadarko Petroleum Corp................................ 243,678   16,767,483
  #Apache Corp............................................ 188,754   15,619,394

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Energy -- (Continued)
 #*Approach Resources, Inc..............................    49,529 $  1,219,899
  #Arch Coal, Inc.......................................   126,752    1,008,946
  *Atwood Oceanics, Inc.................................   103,478    4,946,248
   Baker Hughes, Inc....................................   208,457    8,748,940
  *Barnwell Industries, Inc.............................    10,714       35,785
 #*Basic Energy Services, Inc...........................    61,773      641,821
  #Berry Petroleum Co. Class A..........................    76,632    2,951,098
 #*Bill Barrett Corp....................................    76,460    1,751,699
  *BioFuel Energy Corp..................................       586        3,469
  *Black Ridge Oil and Gas, Inc.........................     3,728        1,678
   Bolt Technology Corp.................................    13,925      200,520
  *BPZ Resources, Inc...................................   169,640      488,563
   Bristow Group, Inc...................................    55,260    2,758,579
 #*C&J Energy Services, Inc.............................    45,285      877,623
  #Cabot Oil & Gas Corp.................................   130,470    6,129,481
 #*Cal Dive International, Inc..........................   136,372      171,829
  *Callon Petroleum Co..................................    57,016      326,132
  *Cameron International Corp...........................   107,036    5,420,303
  #CARBO Ceramics, Inc..................................    20,496    1,515,679
  *Carrizo Oil & Gas, Inc...............................    60,981    1,635,510
 #*Cheniere Energy, Inc.................................   109,205    1,757,108
  #Chesapeake Energy Corp...............................   320,594    6,495,234
   Chevron Corp......................................... 1,020,634  112,484,073
   Cimarex Energy Co....................................    57,700    3,299,286
  *Clayton Williams Energy, Inc.........................    18,098      766,450
 #*Clean Energy Fuels Corp..............................   130,552    1,494,820
  *Cloud Peak Energy, Inc...............................    92,864    1,959,430
 #*Cobalt International Energy, Inc.....................    30,619      637,181
  *Comstock Resources, Inc..............................    75,593    1,294,152
 #*Concho Resources, Inc................................    53,496    4,607,076
   ConocoPhillips.......................................   632,838   36,609,678
  #CONSOL Energy, Inc...................................    54,115    1,902,683
  *Contango Oil & Gas Co................................    23,211    1,141,053
 #*Continental Resources, Inc...........................     8,245      592,486
  *Crimson Exploration, Inc.............................    68,146      246,689
   Crosstex Energy, Inc.................................    90,682    1,240,530
  *Dawson Geophysical Co................................    11,888      284,004
   Delek US Holdings, Inc...............................    56,001    1,442,026
  *Denbury Resources, Inc...............................   368,963    5,656,203
   Devon Energy Corp....................................   192,354   11,196,926
   DHT Holdings, Inc....................................     7,970       33,633
  #Diamond Offshore Drilling, Inc.......................    75,303    5,213,980
  *Double Eagle Petroleum Co............................    13,728       68,777
 #*Dresser-Rand Group, Inc..............................    58,960    3,038,209
 #*Dril-Quip, Inc.......................................    37,950    2,628,417
  *Emerald Oil, Inc.....................................       533        2,876
 #*Endeavour International Corp.........................    58,683      426,039
   Energen Corp.........................................    26,868    1,253,392
   Energy XXI (Bermuda), Ltd............................   104,840    3,470,204
  *ENGlobal Corp........................................    27,850       11,424
   EOG Resources, Inc...................................   129,393   15,072,991
  *EPL Oil & Gas, Inc...................................    60,182    1,302,338
  #EQT Corp.............................................    31,401    1,903,843
  *Evolution Petroleum Corp.............................    23,938      196,292
  #EXCO Resources, Inc..................................   257,181    2,083,166
 #*Exterran Holdings, Inc...............................   102,740    2,052,745
   Exxon Mobil Corp..................................... 1,268,253  115,626,626
  *FieldPoint Petroleum Corp............................     9,928       41,896
  *FMC Technologies, Inc................................    46,376    1,896,778
  *Forbes Energy Services, Ltd..........................     1,485        4,247
  *Forest Oil Corp......................................   123,793      938,351

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Energy -- (Continued)
  *FX Energy, Inc..........................................  36,545 $   176,512
  *Gasco Energy, Inc.......................................   4,100         574
  *Geokinetics, Inc........................................  14,366       3,448
  *Geospace Technologies Corp..............................  17,164   1,111,026
  *Gevo, Inc...............................................   8,138      16,439
  *Global Geophysical Services, Inc........................  58,034     268,117
 #*GMX Resources, Inc......................................  65,061      31,737
 #*Green Plains Renewable Energy, Inc......................  50,430     389,824
   Gulf Island Fabrication, Inc............................  21,994     521,918
  *Gulfmark Offshore, Inc. Class A.........................  39,453   1,275,121
 #*Gulfport Energy Corp....................................  86,242   2,861,510
 #*Halcon Resources Corp...................................  73,294     474,212
   Halliburton Co.......................................... 117,429   3,791,782
 #*Harvest Natural Resources, Inc..........................  65,844     574,818
 #*Heckmann Corp........................................... 232,363     813,270
  *Helix Energy Solutions Group, Inc....................... 164,721   2,848,026
   Helmerich & Payne, Inc..................................  86,569   4,137,998
  *Hercules Offshore, Inc.................................. 233,963   1,113,664
   Hess Corp............................................... 149,217   7,798,080
 .*HKN, Inc................................................  11,151      21,967
   HollyFrontier Corp...................................... 243,819   9,418,728
  *Hornbeck Offshore Services, Inc.........................  57,313   1,985,322
 #*ION Geophysical Corp.................................... 258,401   1,669,270
 #*James River Coal Co.....................................  39,677     198,782
  *Key Energy Services, Inc................................ 215,011   1,406,172
   Kinder Morgan, Inc......................................  62,092   2,155,213
  *Kodiak Oil & Gas Corp................................... 308,960   2,854,790
  *Lone Pine Resources, Inc................................  39,821      59,732
 #*Lucas Energy, Inc.......................................  22,519      38,282
  #Lufkin Industries, Inc..................................  35,780   1,789,358
 #*Magnum Hunter Resources Corp............................ 187,072     714,615
   Marathon Oil Corp....................................... 348,199  10,466,862
   Marathon Petroleum Corp................................. 188,287  10,342,605
  *Matrix Service Co.......................................  40,857     428,590
  *McDermott International, Inc............................ 275,025   2,945,518
 #*McMoran Exploration Co.................................. 174,539   2,082,250
 #*Mexco Energy Corp.......................................   2,059      12,148
  *Mitcham Industries, Inc.................................  18,174     246,258
   Murphy Oil Corp......................................... 188,030  11,281,800
  *Nabors Industries, Ltd.................................. 260,495   3,514,078
   National Oilwell Varco, Inc............................. 213,355  15,724,264
  *Natural Gas Services Group, Inc.........................  18,507     293,521
  *Newfield Exploration Co.................................  93,305   2,530,432
 #*Newpark Resources, Inc.................................. 136,853     929,232
   Noble Corp.............................................. 254,304   9,597,433
   Noble Energy, Inc.......................................  80,838   7,680,418
  #Nordic American Tankers, Ltd............................   9,013      75,709
 #*Northern Oil & Gas, Inc.................................  91,459   1,386,518
 #*Oasis Petroleum, Inc....................................  23,182     680,855
   Occidental Petroleum Corp............................... 382,913  30,234,810
   Oceaneering International, Inc..........................  55,284   2,893,012
  *Oil States International, Inc...........................  77,121   5,637,545
  #Overseas Shipholding Group, Inc.........................  43,852      49,114
   Panhandle Oil & Gas, Inc. Class A.......................  11,937     323,254
  *Parker Drilling Co...................................... 172,930     748,787
  #Patterson-UTI Energy, Inc............................... 226,615   3,666,631
  *PDC Energy, Inc.........................................  36,877   1,116,267
  #Peabody Energy Corp.....................................  49,075   1,369,192
   Penn Virginia Corp......................................  69,920     316,038
  *PetroQuest Energy, Inc..................................  97,015     591,792
  *PHI, Inc. Non-Voting....................................  17,862     558,902

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Energy -- (Continued)
 #*PHI, Inc. Voting.......................................   2,686 $     80,446
   Phillips 66............................................ 316,419   14,922,320
  *Pioneer Energy Services Corp...........................  89,328      589,565
   Pioneer Natural Resources Co...........................  92,820    9,806,433
  *Plains Exploration & Production Co..................... 192,608    6,868,401
  *PostRock Energy Corp...................................   1,400        2,296
  *Pyramid Oil Co.........................................   3,900       16,107
   QEP Resources, Inc..................................... 141,372    4,099,788
 #*Quicksilver Resources, Inc............................. 199,927      773,717
   Range Resources Corp...................................  72,807    4,758,666
  *Rentech, Inc...........................................  82,489      212,822
  *REX American Resources Corp............................  19,000      334,590
 #*Rex Energy Corp........................................  81,525    1,079,391
  *RigNet, Inc............................................   1,854       34,429
 #*Rosetta Resources, Inc.................................  63,914    2,942,601
  *Rowan Cos. P.L.C. Class A.............................. 141,858    4,498,317
 #*Royale Energy, Inc.....................................   3,300        9,306
  #RPC, Inc............................................... 237,456    2,721,246
 #*SandRidge Energy, Inc.................................. 741,991    4,615,184
   Schlumberger, Ltd...................................... 196,168   13,639,561
  *SEACOR Holdings, Inc...................................  32,556    2,855,487
  *SemGroup Corp. Class A.................................  31,765    1,227,400
  #Ship Finance International, Ltd........................ 121,730    1,872,207
   SM Energy Co...........................................  78,561    4,236,009
  *Southwestern Energy Co................................. 102,786    3,566,674
  #Spectra Energy Corp....................................  79,090    2,283,328
  *Steel Excel, Inc.......................................  15,552      381,024
  *Stone Energy Corp......................................  71,727    1,692,040
  *Superior Energy Services, Inc.......................... 217,569    4,423,178
  *Swift Energy Co........................................  62,421    1,043,055
  *Synergy Resources Corp.................................   3,792       16,116
  #Targa Resources Corp...................................   3,594      183,042
   Teekay Corp............................................ 112,553    3,445,247
  *Tesco Corp.............................................  40,371      355,669
   Tesoro Corp............................................ 217,506    8,202,151
  *TETRA Technologies, Inc................................ 105,685      565,415
  *TGC Industries, Inc....................................  29,081      214,036
  #Tidewater, Inc.........................................  77,728    3,692,857
   Transocean, Ltd........................................ 153,708    7,022,919
  *Triangle Petroleum Corp................................  65,553      418,884
 #*Ultra Petroleum Corp...................................  86,132    1,964,671
  *Union Drilling, Inc....................................  32,882      213,404
 #*Unit Corp..............................................  73,362    2,960,157
 #*Uranium Energy Corp....................................   9,461       22,328
 #*USEC, Inc.............................................. 144,568       97,656
  *VAALCO Energy, Inc.....................................  89,378      730,218
   Valero Energy Corp..................................... 327,949    9,543,316
  *Verenium Corp..........................................     600        1,476
  #W&T Offshore, Inc...................................... 110,525    1,873,399
  *Warren Resources, Inc.................................. 107,751      307,090
  *Weatherford International, Ltd......................... 563,868    6,371,708
  #Western Refining, Inc.................................. 142,551    3,545,243
  *Westmoreland Coal Co...................................   9,348       96,097
  *Whiting Petroleum Corp.................................  96,330    4,047,787
  *Willbros Group, Inc....................................  76,246      389,617
   Williams Cos., Inc. (The).............................. 198,070    6,930,469
  #World Fuel Services Corp...............................  90,625    3,144,688
 #*WPX Energy, Inc........................................  22,381      379,134
 #*ZaZa Energy Corp.......................................   5,347        7,753
 #*Zion Oil & Gas, Inc....................................  29,867       56,449
                                                                   ------------
Total Energy..............................................          768,034,009
                                                                   ------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Financials -- (17.2%)
  *1st Constitution Bancorp..............................     3,045 $    27,283
   1st Source Corp.......................................    36,425     808,999
  *1st United Bancorp, Inc...............................    39,952     240,112
   Access National Corp..................................    11,632     153,426
   ACE, Ltd..............................................   168,226  13,230,975
 #*Affiliated Managers Group, Inc........................    43,142   5,457,463
  #Aflac, Inc............................................   235,879  11,742,057
  *Alexander & Baldwin, Inc..............................    65,748   1,902,090
 #*Allegheny Corp........................................    17,191   5,975,592
   Alliance Bancorp, Inc. of Pennsylvania................     4,908      60,884
   Alliance Financial Corp...............................     6,323     286,305
   Allied World Assurance Co. Holdings AG................    62,835   5,045,650
   Allstate Corp. (The)..................................   247,324   9,888,014
   Alterra Capital Holdings, Ltd.........................   157,358   3,844,256
  *Altisource Portfolio Solutions SA.....................    19,775   2,244,462
   Ameriana Bancorp......................................       898       5,936
  *American Capital, Ltd.................................   518,772   6,116,322
  #American Equity Investment Life Holding Co............    96,442   1,110,047
   American Express Co...................................   144,663   8,096,788
   American Financial Group, Inc.........................   153,781   5,966,703
  *American Independence Corp............................     5,200      25,896
  *American International Group, Inc.....................   280,587   9,800,904
   American National Bankshares, Inc.....................     8,116     170,355
   American National Insurance Co........................    32,156   2,349,317
  *American River Bankshares.............................     7,316      53,992
  *American Safety Insurance Holdings, Ltd...............    15,587     262,797
  *American Spectrum Realty, Inc.........................     1,280       4,813
  #Ameriprise Financial, Inc.............................   219,392  12,805,911
  *Ameris Bancorp........................................    33,958     362,332
  *AMERISAFE, Inc........................................    27,973     734,291
  *AmeriServ Financial, Inc..............................    18,864      55,272
  #AmTrust Financial Services, Inc.......................   100,401   2,429,704
  *Anchor Bancorp Wisconsin, Inc.........................     8,394       3,106
   Aon P.L.C.............................................   154,392   8,329,448
  *Arch Capital Group, Ltd...............................   139,974   6,179,852
   Argo Group International Holdings, Ltd................    44,729   1,538,678
  #Arrow Financial Corp..................................    18,375     448,350
   Aspen Insurance Holdings, Ltd.........................   111,234   3,598,420
   Associated Banc-Corp..................................   272,784   3,516,186
  #Assurant, Inc.........................................   137,241   5,189,082
   Assured Guaranty, Ltd.................................   283,733   3,941,051
  #Astoria Financial Corp................................   148,506   1,489,515
   Atlantic American Corp................................    11,687      34,126
  *Atlantic Coast Financial Corp.........................     1,723       3,455
   Auburn National Bancorporation, Inc...................     1,955      45,024
  *AV Homes, Inc.........................................    16,627     244,417
   Axis Capital Holdings, Ltd............................   141,093   5,110,388
  #Baldwin & Lyons, Inc. Class A.........................     2,126      50,386
   Baldwin & Lyons, Inc. Class B.........................    15,999     389,576
   Bancfirst Corp........................................    29,967   1,317,349
   Bancorp of New Jersey, Inc............................       200       2,156
  *Bancorp, Inc. (The)...................................    48,665     553,321
  #BancorpSouth, Inc.....................................   152,910   2,163,676
  *BancTrust Financial Group, Inc........................    15,187      43,131
   Bank Mutual Corp......................................    65,147     293,813
   Bank of America Corp.................................. 5,244,183  48,875,786
   Bank of Commerce Holdings.............................     8,161      37,377
  #Bank of Hawaii Corp...................................    60,275   2,661,744
   Bank of Kentucky Financial Corp.......................     5,476     137,667
   Bank of New York Mellon Corp. (The)...................   588,370  14,538,623
  #Bank of the Ozarks, Inc...............................    53,110   1,738,821

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
   BankFinancial Corp....................................    27,930 $   224,278
   BankUnited, Inc.......................................    55,954   1,326,669
   Banner Corp...........................................    30,476     883,499
   Bar Harbor Bankshares.................................     5,080     180,137
   BB&T Corp.............................................   356,556  10,322,296
  *BBCN Bancorp, Inc.....................................   118,649   1,415,483
  *BBX Capital Corp. Class A.............................     2,975      19,456
  #BCB Bancorp, Inc......................................     9,933     100,025
  *BCSB Bancorp, Inc.....................................     1,647      22,992
  *Beneficial Mutual Bancorp, Inc........................   112,760   1,068,965
  *Berkshire Bancorp, Inc................................     3,850      32,032
  *Berkshire Hathaway, Inc. Class B......................   231,623  20,000,646
   Berkshire Hills Bancorp, Inc..........................    37,527     881,130
  #BGC Partners, Inc. Class A............................    25,624     119,920
   BlackRock, Inc........................................    63,487  12,042,214
  *BofI Holding, Inc.....................................    16,884     474,778
   BOK Financial Corp....................................    90,708   5,320,024
   Boston Private Financial Holdings, Inc................   128,716   1,186,762
   Bridge Bancorp, Inc...................................     6,184     123,680
  *Bridge Capital Holdings...............................    11,048     165,168
   Brookline Bancorp, Inc................................   110,906     940,483
   Brown & Brown, Inc....................................   227,391   5,809,840
   Bryn Mawr Bank Corp...................................    20,066     454,294
  #C&F Financial Corp....................................     2,201      86,389
   Calamos Asset Management, Inc. Class A................    29,331     316,775
  #California First National Bancorp.....................     8,102     148,024
  *Camco Financial Corp..................................     4,832       8,939
   Camden National Corp..................................    11,318     394,998
  *Cape Bancorp, Inc.....................................     6,875      60,912
  *Capital Bank Financial Corp. Class A..................     3,548      62,196
 #*Capital City Bank Group, Inc..........................    22,959     233,034
   Capital One Financial Corp............................   279,908  16,842,064
   Capital Properties, Inc. Class A......................       700       6,475
  .Capital Properties, Inc. Class B......................       700          --
  #Capital Southwest Corp................................     4,875     525,281
   CapitalSource, Inc....................................   467,159   3,695,228
   Capitol Federal Financial, Inc........................   248,364   2,958,015
   Cardinal Financial Corp...............................    47,311     755,557
 #*Carolina Bank Holdings, Inc...........................     1,200       9,288
  *Carrollton Bancorp....................................     1,139       6,378
  #Cash America International, Inc.......................    44,879   1,754,320
   Cathay General Bancorp................................   128,152   2,267,009
  #CBOE Holdings, Inc....................................     7,062     208,258
  *CBRE Group, Inc. Class A..............................    48,551     874,889
  #Center Bancorp, Inc...................................    21,998     250,557
   Centerstate Banks, Inc................................    40,803     353,762
   Central Bancorp, Inc..................................       705      22,017
  *Central Pacific Financial Corp........................    10,854     155,972
   Century Bancorp, Inc. Class A.........................     3,952     129,270
   CFS Bancorp, Inc......................................     2,552      14,674
   Charles Schwab Corp. (The)............................   195,234   2,651,278
  #Charter Financial Corp................................     3,253      31,782
   Chemical Financial Corp...............................    41,871     984,806
  *Chicopee Bancorp, Inc.................................     7,105     106,504
  #Chubb Corp. (The).....................................   143,004  11,008,448
   Cincinnati Financial Corp.............................   167,936   6,690,570
  *CIT Group, Inc........................................   208,002   7,741,834
   Citigroup, Inc........................................ 1,250,596  46,759,784
  *Citizens Community Bancorp, Inc.......................     5,940      33,026
   Citizens Holding Co...................................     2,412      45,153
  *Citizens Republic Bancorp, Inc........................       695      12,607

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
 #*Citizens, Inc............................................  72,036 $  734,047
  #City Holding Co..........................................  22,661    795,854
  #City National Corp.......................................  83,492  4,266,441
   CKX Lands, Inc...........................................   2,161     29,260
  #Clifton Savings Bancorp, Inc.............................  35,727    395,141
   CME Group, Inc........................................... 158,780  8,880,565
   CNA Financial Corp....................................... 246,641  7,246,313
   CNB Financial Corp.......................................  12,743    218,925
   CNO Financial Group, Inc................................. 360,876  3,457,192
   CoBiz Financial, Inc.....................................  58,542    417,404
   Codorus Valley Bancorp, Inc..............................   2,981     45,609
  #Cohen & Steers, Inc......................................  29,582    828,000
 #*Colonial Financial Services, Inc.........................   2,537     33,742
  *Colony Bankcorp, Inc.....................................   3,512     12,819
   Columbia Banking System, Inc.............................  61,410  1,087,571
  #Comerica, Inc............................................ 199,974  5,961,225
  #Commerce Bancshares, Inc................................. 138,220  5,263,418
   Commercial National Financial Corp.......................   2,306     48,541
  #Community Bank System, Inc...............................  69,471  1,916,705
  *Community Bankers Trust Corp.............................   1,268      3,538
   Community Trust Bancorp, Inc.............................  23,707    804,141
  *Community West Bancshares................................   3,113      8,623
 #*CompuCredit Holdings Corp................................  36,049    138,068
   Consolidated-Tokoma Land Co..............................   7,914    259,737
  *Consumer Portfolio Services, Inc.........................  12,586     54,246
  *Cowen Group, Inc. Class A................................ 118,366    300,650
   Crawford & Co. Class A...................................  36,643    159,763
   Crawford & Co. Class B...................................  35,292    194,459
  *Credit Acceptance Corp...................................  27,120  2,214,348
  #Cullen/Frost Bankers, Inc................................  97,163  5,373,114
   CVB Financial Corp....................................... 158,083  1,710,458
  *DFC Global Corp..........................................  65,826  1,109,168
   Diamond Hill Investment Group, Inc.......................   2,604    200,456
   Dime Community Bancshares, Inc...........................  55,119    799,226
   Discover Financial Services.............................. 238,701  9,786,741
   Donegal Group, Inc. Class A..............................  29,735    385,366
   Donegal Group, Inc. Class B..............................   5,678    102,346
  *Doral Financial Corp.....................................   6,793      6,453
   Duff & Phelps Corp.......................................  61,578    765,415
  *E*Trade Financial Corp................................... 442,854  3,702,259
   Eagle Bancorp Montana, Inc...............................     751      8,073
  #East West Bancorp, Inc................................... 228,039  4,854,950
   Eastern Insurance Holdings, Inc..........................  10,923    183,725
  *Eastern Virginia Bankshares, Inc.........................   2,788     14,275
  #Eaton Vance Corp.........................................  42,432  1,194,036
   ECB Bancorp, Inc.........................................   1,850     27,140
  *eHealth, Inc.............................................  31,894    692,100
   EMC Insurance Group, Inc.................................  18,772    420,117
   Employers Holdings, Inc..................................  53,620    978,565
   Endurance Specialty Holdings, Ltd........................  72,303  2,931,887
  *Enstar Group, Ltd........................................  20,234  2,023,400
  #Enterprise Bancorp, Inc..................................   8,838    150,865
   Enterprise Financial Services Corp.......................  24,468    342,552
   Epoch Holding Corp.......................................  13,833    303,219
   Erie Indemnity Co. Class A...............................  44,280  2,755,102
   ESB Financial Corp.......................................  17,450    235,400
   ESSA Bancorp, Inc........................................  21,343    215,137
   Evans Bancorp, Inc.......................................   2,684     43,347
   Evercore Partners, Inc. Class A..........................  41,034  1,144,849
   Everest Re Group, Ltd....................................  53,612  5,953,613
  *EZCORP, Inc. Class A.....................................  68,341  1,343,584

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
  *Farmers Capital Bank Corp...............................   6,545 $    78,147
   FBL Financial Group, Inc. Class A.......................  44,583   1,521,618
  #Federal Agricultural Mortgage Corp. Class A.............   1,506      34,924
   Federal Agricultural Mortgage Corp. Class C.............  13,567     382,182
  #Federated Investors, Inc. Class B.......................  40,892     950,330
  *Federated National Holding Co...........................   6,646      41,538
   Fidelity Bancorp, Inc...................................   2,075      45,837
   Fidelity National Financial, Inc. Class A............... 327,791   7,018,005
   Fidelity Southern Corp..................................   9,588      93,866
   Fifth Third Bancorp..................................... 879,386  12,777,479
   Financial Institutions, Inc.............................  19,507     371,413
  *First Acceptance Corp...................................  34,466      41,704
  #First Advantage Bancorp.................................   3,449      44,940
   First American Financial Corp........................... 157,357   3,579,872
  *First BanCorp...........................................  29,610     125,546
   First Bancorp...........................................  22,920     239,514
   First Bancorp of Indiana, Inc...........................     700       7,791
   First Bancorp, Inc......................................  12,744     210,021
  *First Bancshares, Inc...................................     569       3,201
  #First Bancshares, Inc. (The)............................     588       6,174
   First Busey Corp........................................ 130,691     616,862
  #First Business Financial Services, Inc..................   2,063      50,832
  *First California Financial Group, Inc...................  34,112     230,256
 #*First Cash Financial Services, Inc......................  38,835   1,734,371
   First Citizens BancShares, Inc. Class A.................  12,723   2,147,006
   First Commonwealth Financial Corp....................... 167,614   1,097,872
   First Community Bancshares, Inc.........................  25,196     377,436
   First Defiance Financial Corp...........................  12,361     218,790
  *First Federal Bancshares of Arkansas, Inc...............   5,920      59,496
  *First Federal of Northern Michigan Bancorp, Inc.........   1,458       6,882
   First Financial Bancorp.................................  84,140   1,320,998
  #First Financial Bankshares, Inc.........................  47,829   1,732,845
   First Financial Corp....................................  19,980     611,188
   First Financial Holdings, Inc...........................  24,197     341,178
  *First Financial Northwest, Inc..........................  21,460     169,534
  *First Financial Service Corp............................   1,956       5,183
  #First Horizon National Corp............................. 394,828   3,675,849
   First Interstate BancSystem, Inc........................  18,158     272,915
   First M&F Corp..........................................   7,764      65,606
  *First Marblehead Corp. (The)............................ 115,568     108,634
   First Merchants Corp....................................  44,975     661,582
   First Midwest Bancorp, Inc.............................. 116,385   1,439,682
   First Niagara Financial Group, Inc...................... 529,822   4,386,926
  #First Pactrust Bancorp, Inc.............................  13,544     159,277
  *First Place Financial Corp..............................  23,310       1,608
  #First Republic Bank.....................................  17,179     590,099
  *First South Bancorp, Inc................................  10,177      54,956
 #*First United Corp.......................................   5,415      37,364
   First West Virginia Bancorp.............................     724      12,058
   Firstbank Corp..........................................   6,355      70,540
  *FirstCity Financial Corp................................   9,660      78,149
  #FirstMerit Corp......................................... 167,013   2,314,800
   Flagstone Reinsurance Holdings SA....................... 103,731     916,982
   Flushing Financial Corp.................................  47,911     745,016
  #FNB Corp................................................ 225,724   2,422,019
 #*FNB United Corp.........................................     122       1,460
  *Forest City Enterprises, Inc. Class A................... 239,607   3,845,692
  *Forest City Enterprises, Inc. Class B...................  13,338     212,608
  *Forestar Group, Inc.....................................  51,018     816,798
  *Fortegra Financial Corp.................................     154       1,368
   Fox Chase Bancorp, Inc..................................  26,803     417,055

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
  *Franklin Financial Corp.................................   1,219 $    21,003
   Franklin Resources, Inc.................................  24,551   3,137,618
  #Fulton Financial Corp................................... 311,552   3,028,285
   FXCM, Inc...............................................   9,532      85,788
   GAINSCO, Inc............................................   1,100      18,755
   Gallagher (Arthur J.) & Co..............................  93,055   3,297,869
   GAMCO Investors, Inc. Class A...........................   8,812     431,788
  *Genworth Financial, Inc. Class A........................ 505,938   3,015,390
  #German American Bancorp, Inc............................  17,865     402,856
   GFI Group, Inc.......................................... 170,607     539,118
  #Glacier Bancorp, Inc.................................... 107,665   1,561,142
  *Gleacher & Co., Inc.....................................  83,655      58,558
  *Global Indemnity P.L.C..................................  25,376     562,840
   Goldman Sachs Group, Inc. (The)......................... 225,842  27,640,802
   Gouverneur Bancorp, Inc.................................     600       5,550
   Great Southern Bancorp, Inc.............................  20,164     572,053
  #*Green Dot Corp. Class A................................   1,960      19,972
  #Greenhill & Co., Inc....................................  23,088   1,101,759
  *Greenlight Capital Re, Ltd. Class A.....................  46,828   1,196,455
  *Guaranty Bancorp........................................  29,373      53,753
 #*Guaranty Federal Bancshares, Inc........................   1,840      13,064
  *Hallmark Financial Services, Inc........................  25,277     192,864
   Hampden Bancorp, Inc....................................   4,784      61,953
  *Hampton Roads Bankshares, Inc...........................     912       1,104
  #Hancock Holding Co...................................... 136,336   4,306,854
  *Hanmi Financial Corp....................................  50,996     632,860
   Hanover Insurance Group, Inc. (The).....................  68,532   2,474,691
  #Harleysville Savings Financial Corp.....................   3,569      60,637
  *Harris & Harris Group, Inc..............................  39,920     136,926
   Hartford Financial Services Group, Inc.................. 453,562   9,846,831
   Hawthorn Bancshares, Inc................................   2,582      22,592
   HCC Insurance Holdings, Inc............................. 159,955   5,700,796
   Heartland Financial USA, Inc............................  25,200     723,240
  *Heritage Commerce Corp..................................  35,991     237,181
   Heritage Financial Corp.................................  21,783     301,259
   Heritage Financial Group, Inc...........................   9,512     127,271
   HF Financial Corp.......................................   5,606      71,645
  *HFF, Inc. Class A.......................................  52,621     733,011
  *Hilltop Holdings, Inc...................................  86,753   1,178,973
  #Hingham Institution for Savings.........................   1,548     105,187
 #*HMN Financial, Inc......................................   2,615       8,734
  *Home Bancorp, Inc.......................................   8,770     165,841
   Home BancShares, Inc....................................  43,995   1,523,987
   Home Federal Bancorp, Inc...............................  22,353     255,271
  #Homeowners Choice, Inc..................................  15,118     335,620
   HopFed Bancorp, Inc.....................................   3,213      25,222
   Horace Mann Educators Corp..............................  61,432   1,180,109
  #Horizon Bancorp.........................................   3,189      92,481
  *Howard Hughes Corp. (The)...............................  32,396   2,267,720
   Hudson City Bancorp, Inc................................ 798,053   6,771,480
   Hudson Valley Holding Corp..............................  25,014     402,976
   Huntington Bancshares, Inc.............................. 875,926   5,597,167
   IBERIABANK Corp.........................................  46,076   2,294,124
  *ICG Group, Inc..........................................  60,300     631,944
  *Imperial Holdings, Inc..................................   1,191       4,192
   Independence Holding Co.................................  18,425     161,034
  #Independent Bank Corp. (453836108)......................  30,402     897,163
 #*Independent Bank Corp. (453838609)......................   8,213      28,253
   Infinity Property & Casualty Corp.......................  19,978   1,140,944
   Interactive Brokers Group, Inc. Class A.................  68,802     980,428
  *IntercontinentalExchange, Inc...........................  47,289   6,194,859

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
  *InterGroup Corp. (The)................................       677 $    15,023
   International Bancshares Corp.........................   105,082   1,907,238
  *Intervest Bancshares Corp. Class A....................    23,302      96,703
 #*INTL. FCStone, Inc....................................    27,478     509,167
   Invesco, Ltd..........................................   451,532  10,981,258
  *Investment Technology Group, Inc......................    51,038     430,761
 #*Investors Bancorp, Inc................................   194,062   3,491,175
  *Investors Capital Holdings, Ltd.......................     5,019      18,370
  #Investors Title Co....................................     2,281     149,634
  *Jacksonville Bancorp, Inc.............................       448         381
   Janus Capital Group, Inc..............................   292,266   2,484,261
   Jefferies Group, Inc..................................   308,067   4,386,874
  *Jefferson Bancshares, Inc.............................     2,704       8,004
   JMP Group, Inc........................................    30,003     166,217
   Jones Lang LaSalle, Inc...............................    67,375   5,237,732
   JPMorgan Chase & Co................................... 1,897,065  79,069,669
   Kaiser Federal Financial Group, Inc...................    10,888     168,002
  #KBW, Inc..............................................    51,692     839,995
   Kearny Financial Corp.................................    96,018     907,370
   Kemper Corp...........................................    91,703   2,842,793
   Kennedy-Wilson Holdings, Inc..........................    42,705     606,411
  #Kentucky First Federal Bancorp........................     3,283      26,921
   KeyCorp...............................................   979,536   8,247,693
 #*Knight Capital Group, Inc. Class A....................   150,240     395,131
   Lake Shore Bancorp, Inc...............................       449       4,706
   Lakeland Bancorp, Inc.................................    48,179     478,417
   Lakeland Financial Corp...............................    24,799     661,885
   Landmark Bancorp, Inc.................................     2,198      45,059
   Lazard, Ltd. Class A..................................     4,383     129,123
   Legg Mason, Inc.......................................   222,398   5,666,701
  *Leucadia National Corp................................   240,263   5,453,970
  #Life Partners Holdings, Inc...........................    19,377      49,218
   Lincoln National Corp.................................   292,817   7,258,933
   LNB Bancorp, Inc......................................    13,999      83,574
   Loews Corp............................................   183,672   7,765,652
 #*Louisiana Bancorp, Inc................................     3,600      58,932
   LPL Financial Holdings, Inc...........................    58,284   1,701,893
  *LSB Financial Corp....................................       837      16,531
  #M&T Bank Corp.........................................   123,165  12,821,476
 #*Macatawa Bank Corp....................................    39,247     121,273
 #*Magyar Bancorp, Inc...................................     2,122      10,270
   Maiden Holdings, Ltd..................................   101,934     861,342
   MainSource Financial Group, Inc.......................    29,471     368,977
 #*Malvern Bancorp, Inc..................................       694       7,460
 #*Markel Corp...........................................    12,912   6,093,689
   MarketAxess Holdings, Inc.............................    43,188   1,349,193
   Marlin Business Services Corp.........................    18,895     426,838
   Marsh & McLennan Cos., Inc............................   132,000   4,491,960
  *Maui Land & Pineapple Co., Inc........................     7,073      15,561
  #Mayflower Bancorp, Inc................................       768       6,935
   MB Financial, Inc.....................................    86,447   1,751,416
 #*MBIA, Inc.............................................   370,356   3,666,524
 #*MBT Financial Corp....................................    12,903      37,161
   MCG Capital Corp......................................   113,797     530,294
   Meadowbrook Insurance Group, Inc......................    75,195     422,596
   Medallion Financial Corp..............................    33,230     415,707
  *Mercantile Bank Corp..................................    10,417     172,193
   Merchants Bancshares, Inc.............................     9,216     269,844
  #Mercury General Corp..................................    84,897   3,440,875
  *Meridian Interstate Bancorp, Inc......................    27,211     459,594
  #Meta Financial Group, Inc.............................     3,022      71,803

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
   MetLife, Inc............................................ 512,756 $18,197,710
  *Metro Bancorp, Inc......................................  20,331     263,896
  *MetroCorp Bancshares, Inc...............................  11,058     112,128
  *MGIC Investment Corp.................................... 277,958     478,088
   MicroFinancial, Inc.....................................  16,382     129,090
   Mid Penn Bancorp, Inc...................................   1,624      16,565
  #MidSouth Bancorp, Inc...................................  12,123     187,906
   MidWestOne Financial Group, Inc.........................   7,672     154,974
   Montpelier Re Holdings, Ltd............................. 100,596   2,300,631
   Moody's Corp............................................  48,188   2,320,734
   Morgan Stanley.......................................... 726,790  12,631,610
  #MSB Financial Corp......................................   1,360       8,595
 #*MSCI, Inc...............................................  53,083   1,430,056
   MutualFirst Financial, Inc..............................   6,697      81,436
  #NASDAQ OMX Group, Inc. (The)............................ 259,253   6,172,814
  *National Financial Partners Corp........................  59,940   1,099,899
   National Interstate Corp................................  27,018     701,117
   National Penn Bancshares, Inc........................... 243,085   2,170,749
   National Security Group, Inc............................     977       8,177
   National Western Life Insurance Co. Class A.............   3,479     488,347
   Naugatuck Valley Financial Corp.........................   2,250      16,718
  *Navigators Group, Inc. (The)............................  30,043   1,594,682
   NBT Bancorp, Inc........................................  65,158   1,385,911
   Nelnet, Inc. Class A....................................  52,741   1,287,408
 #*Netspend Holdings, Inc..................................  39,251     420,378
  *New Century Bancorp, Inc................................   2,277      12,182
   New England Bancshares, Inc.............................   4,584      66,147
   New Hampshire Thrift Bancshares, Inc....................   5,906      77,841
  #New York Community Bancorp, Inc......................... 446,788   6,192,482
  *NewBridge Bancorp.......................................  16,536      71,270
  *Newport Bancorp, Inc....................................   2,670      44,602
  *NewStar Financial, Inc..................................  72,656     908,200
   Nicholas Financial, Inc.................................   8,516     110,793
  *North Valley Bancorp....................................   1,037      14,435
   Northeast Bancorp.......................................     301       2,869
   Northeast Community Bancorp, Inc........................  10,493      56,872
   Northern Trust Corp..................................... 162,259   7,752,735
  #Northfield Bancorp, Inc.................................  57,492     933,670
   Northrim Bancorp, Inc...................................   8,061     181,614
   Northway Financial, Inc.................................   2,251      27,642
  #Northwest Bancshares, Inc............................... 157,095   1,869,430
   Norwood Financial Corp..................................   2,066      65,596
   NYSE Euronext........................................... 260,317   6,445,449
   Ocean Shore Holding Co..................................   8,012     106,479
   OceanFirst Financial Corp...............................  27,651     385,455
 #*Ocwen Financial Corp.................................... 209,008   8,061,439
   Ohio Valley Banc Corp...................................   3,467      65,440
   Old National Bancorp.................................... 155,700   1,910,439
   Old Republic International Corp......................... 397,760   3,929,869
  *Old Second Bancorp, Inc.................................  13,666      19,132
  *OmniAmerican Bancorp, Inc...............................  17,251     394,875
   OneBeacon Insurance Group, Ltd. Class A.................  42,145     568,958
   Oppenheimer Holdings, Inc. Class A......................  13,829     225,136
   Oriental Financial Group, Inc...........................  64,298     757,430
   Oritani Financial Corp..................................  78,332   1,196,913
   Osage Bancshares, Inc...................................   2,100      22,995
 #*Pacific Capital Bancorp.................................  12,577     577,410
   Pacific Continental Corp................................  25,226     234,350
  *Pacific Mercantile Bancorp..............................  10,106      72,460
  *Pacific Premier Bancorp, Inc............................   7,368      82,669
   PacWest Bancorp.........................................  54,358   1,223,055

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
  #Park National Corp....................................    21,431 $ 1,426,233
 #*Park Sterling Corp....................................    26,368     131,840
   PartnerRe, Ltd........................................    66,918   5,420,358
  *Patriot National Bancorp..............................     1,300       1,976
   Peapack-Gladstone Financial Corp......................    11,403     176,632
  #Penns Woods Bancorp, Inc..............................     6,023     244,112
   Peoples Bancorp.......................................     1,479      28,693
   Peoples Bancorp of North Carolina.....................     4,359      43,590
   Peoples Bancorp, Inc..................................    16,544     352,387
   People's United Financial, Inc........................   363,151   4,368,707
 #*PHH Corp..............................................    85,169   1,772,367
  *Phoenix Cos, Inc. (The)...............................     8,763     264,117
  *PICO Holdings, Inc....................................    35,902     794,870
  *Pinnacle Financial Partners, Inc......................    54,335   1,062,249
  *Piper Jaffray Cos., Inc...............................    23,362     627,270
   Platinum Underwriters Holdings, Ltd...................    60,202   2,672,969
   PNC Financial Services Group, Inc.....................   268,801  15,641,530
  *Popular, Inc..........................................    36,578     707,053
  *Porter Bancorp, Inc...................................    11,060      16,148
  *Preferred Bank........................................     4,437      63,050
   Premier Financial Bancorp, Inc........................     6,752      64,617
   Presidential Life Corp................................    42,857     599,141
   Primerica, Inc........................................    86,509   2,444,744
  *Primus Guaranty, Ltd..................................    34,369     286,981
  *Princeton National Bancorp, Inc.......................     3,640         510
  #Principal Financial Group, Inc........................   305,955   8,426,001
   PrivateBancorp, Inc...................................   107,301   1,733,984
  #ProAssurance Corp.....................................    47,915   4,283,601
  #Progressive Corp. (The)...............................   195,647   4,362,928
  #Prosperity Bancshares, Inc............................    82,758   3,464,250
   Protective Life Corp..................................   129,693   3,540,619
   Provident Financial Holdings, Inc.....................    13,977     206,440
   Provident Financial Services, Inc.....................    91,196   1,367,940
   Provident New York Bancorp............................    56,468     515,553
  *Prudential Bancorp, Inc. of Pennsylvania..............     6,633      43,778
   Prudential Financial, Inc.............................   231,600  13,212,780
  *PSB Holdings, Inc.....................................     3,341      15,519
   Pulaski Financial Corp................................    14,284     122,271
   Pzena Investment Management, Inc. Class A.............     4,045      22,814
   QC Holdings, Inc......................................    17,425      58,896
   QCR Holdings, Inc.....................................     2,716      39,246
  #Radian Group, Inc.....................................   195,407     916,459
   Raymond James Financial, Inc..........................   171,935   6,557,601
   Regions Financial Corp................................ 1,477,710   9,634,669
   Reinsurance Group of America, Inc.....................   108,204   5,726,156
   RenaissanceRe Holdings, Ltd...........................    79,147   6,439,400
   Renasant Corp.........................................    38,988     717,769
   Republic Bancorp, Inc. Class A........................    27,515     594,874
  *Republic First Bancorp, Inc...........................    19,754      42,076
   Resource America, Inc. Class A........................    24,643     166,587
  *Riverview Bancorp, Inc................................    12,542      20,694
  #RLI Corp..............................................    29,907   2,039,059
   Rockville Financial, Inc..............................    43,857     582,860
   Roma Financial Corp...................................    37,277     328,410
  *Royal Bancshares of Pennsylvania, Inc. Class A........     6,756      13,512
  *Rurban Financial Corp.................................     2,715      19,548
  #S&T Bancorp, Inc......................................    48,133     845,697
  #S.Y. Bancorp, Inc.....................................    20,952     494,048
  *Safeguard Scientifics, Inc............................    31,418     497,975
   Safety Insurance Group, Inc...........................    23,140   1,072,539
   Salisbury Bancorp, Inc................................     1,248      31,911

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
   Sandy Spring Bancorp, Inc...............................  36,632 $   700,404
  *Savannah Bancorp, Inc. (The)............................   3,653      35,434
   SCBT Financial Corp.....................................  22,303     884,983
   SeaBright Holdings, Inc.................................  31,644     347,135
  *Seacoast Banking Corp. of Florida.......................  30,047      48,075
  *Security National Financial Corp. Class A...............   2,827      13,852
   SEI Investments Co...................................... 127,149   2,782,020
  #Selective Insurance Group, Inc..........................  82,772   1,530,454
   Shore Bancshares, Inc...................................   6,595      37,262
   SI Financial Group, Inc.................................  10,062     110,682
  *Siebert Financial Corp..................................   8,302      13,117
  #Sierra Bancorp..........................................  16,140     181,575
 #*Signature Bank..........................................  57,957   4,128,857
   Simmons First National Corp. Class A....................  25,686     639,325
   SLM Corp................................................ 351,367   6,177,032
   Somerset Hills Bancorp..................................   3,585      30,365
  *Southcoast Financial Corp...............................   4,147      19,408
  *Southern Connecticut Bancorp, Inc.......................   1,300       1,417
  *Southern First Bancshares, Inc..........................   2,757      27,294
   Southern Missouri Bancorp, Inc..........................   1,461      35,429
   Southern National Bancorp of Virginia, Inc..............   1,825      14,856
  #Southside Bancshares, Inc...............................  26,366     538,122
  *Southwest Bancorp, Inc..................................  28,765     310,374
   Southwest Georgia Financial Corp........................   1,954      17,547
 #*St. Joe Co. (The)....................................... 106,833   2,115,293
  #StanCorp Financial Group, Inc...........................  63,721   2,188,816
   State Auto Financial Corp...............................  54,992     887,571
   State Street Corp....................................... 248,017  11,054,118
   StellarOne Corp.........................................  34,204     469,279
   Sterling Bancorp........................................  47,027     449,108
  #Stewart Information Services Corp.......................  27,576     643,072
 #*Stifel Financial Corp...................................  81,152   2,572,518
  *Stratus Properties, Inc.................................   6,860      63,112
  *Suffolk Bancorp.........................................  12,402     186,278
   Summit State Bank.......................................   4,397      31,131
  *Sun Bancorp, Inc........................................  48,942     151,231
   SunTrust Banks, Inc..................................... 273,245   7,432,264
   Susquehanna Bancshares, Inc............................. 288,110   2,987,701
  *Sussex Bancorp..........................................   2,127      12,656
 #*SVB Financial Group.....................................  69,911   3,956,263
  *SWS Group, Inc..........................................  32,323     183,918
   Symetra Financial Corp.................................. 123,688   1,478,072
   Synovus Financial Corp.................................. 883,894   2,165,540
   T. Rowe Price Group, Inc................................  31,459   2,042,947
 #*Taylor Capital Group, Inc...............................  41,372     772,829
  #TCF Financial Corp...................................... 258,640   2,958,842
   TD Ameritrade Holding Corp.............................. 239,738   3,761,489
   Teche Holding Co........................................   2,166      86,813
  *Tejon Ranch Co..........................................  30,454     911,793
   Territorial Bancorp, Inc................................  16,414     370,956
  #Teton Advisors, Inc. Class A............................      95       1,335
 #*Texas Capital Bancshares, Inc...........................  59,135   2,807,138
   TF Financial Corp.......................................   3,426      76,742
 #*TFS Financial Corp...................................... 322,410   2,885,570
   Thomas Properties Group, Inc............................  75,959     405,621
  *Timberland Bancorp, Inc.................................   5,770      35,774
  #Tompkins Financial Corp.................................  18,478     747,989
   Torchmark Corp.......................................... 106,486   5,387,127
   Tower Financial Corp....................................   2,132      25,264
   Tower Group, Inc........................................  60,420   1,088,768
  #TowneBank...............................................  43,444     676,423

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        Shares       Value+
                                                       --------- --------------
Financials -- (Continued)
  *Transcontinental Realty Investors, Inc.............       100 $          450
   Travelers Cos., Inc. (The).........................   235,445     16,702,468
  *Tree.com, Inc......................................    13,456        194,439
  #TriCo Bancshares...................................    23,184        389,491
   TrustCo Bank Corp..................................   140,801        785,670
  #Trustmark Corp.....................................    97,518      2,288,747
   U.S. Bancorp.......................................   907,771     30,147,075
  #UMB Financial Corp.................................    63,547      2,829,748
  #Umpqua Holdings Corp...............................   174,899      2,114,529
  #Unico American Corp................................       100          1,139
   Union Bankshares, Inc..............................     2,439         47,804
   Union First Market Bankshares Corp.................    36,976        580,523
  *United Bancshares, Inc.............................     2,086         19,775
  #United Bankshares, Inc.............................    74,655      1,779,029
   United Community Bancorp...........................     1,759         11,768
  *United Community Banks, Inc........................    53,558        465,955
  *United Community Financial Corp....................    10,564         40,249
   United Financial Bancorp, Inc......................    23,569        362,256
   United Fire Group, Inc.............................    51,432      1,222,539
 #*United Security Bancshares.........................     8,186         24,559
 #*Unity Bancorp, Inc.................................     5,831         35,569
   Universal Insurance Holdings, Inc..................    57,161        225,786
   Univest Corp. of Pennsylvania......................    25,324        428,482
   Unum Group.........................................   291,024      5,901,967
   Validus Holdings, Ltd..............................   153,923      5,510,443
  #Valley National Bancorp............................   308,947      3,009,144
   ViewPoint Financial Group, Inc.....................    65,752      1,367,642
  *Virginia Commerce Bancorp, Inc.....................    47,407        434,248
  *Virtus Investment Partners, Inc....................    10,603      1,017,888
  #VSB Bancorp, Inc...................................       134          1,425
  #Waddell & Reed Financial, Inc......................    29,603        986,668
  *Walker & Dunlop, Inc...............................     4,628         76,871
   Washington Banking Co..............................    22,933        313,494
  #Washington Federal, Inc............................   165,666      2,779,875
   Washington Trust Bancorp, Inc......................    24,912        672,375
  *Waterstone Financial, Inc..........................    21,950        118,530
   Wayne Savings Bancshares, Inc......................     1,615         14,535
  #Webster Financial Corp.............................   139,266      3,063,852
   Wells Fargo & Co................................... 2,607,433     87,844,418
  #WesBanco, Inc......................................    40,459        890,098
   West Bancorporation, Inc...........................    23,486        256,232
  *West Coast Bancorp.................................    29,561        650,933
  #Westamerica Bancorporation.........................    42,631      1,880,880
  *Western Alliance Bancorp...........................   123,748      1,269,654
   Westfield Financial, Inc...........................    39,650        289,048
   Westwood Holdings Group, Inc.......................     8,294        321,973
   White River Capital, Inc...........................     2,447         55,363
   Willis Group Holdings P.L.C........................   105,494      3,551,983
  *Wilshire Bancorp, Inc..............................   115,415        751,352
  #Wintrust Financial Corp............................    57,112      2,110,288
 #*World Acceptance Corp..............................    24,217      1,616,727
   WR Berkley Corp....................................   137,631      5,352,470
  *WSB Holdings, Inc..................................     8,451         48,171
   WSFS Financial Corp................................       813         34,435
  #WVS Financial Corp.................................     2,157         18,874
   XL Group P.L.C.....................................   319,765      7,910,986
  *Yadkin Valley Financial Corp.......................    14,328         45,850
   Zions Bancorporation...............................   285,530      6,130,329
  *ZipRealty, Inc.....................................    25,107         66,282
                                                                 --------------
Total Financials......................................            1,352,463,966
                                                                 --------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (9.4%)
  *Abaxis, Inc.............................................  13,083 $   481,193
   Abbott Laboratories..................................... 176,697  11,577,187
 #*ABIOMED, Inc............................................   5,518     109,367
  *Acadia Healthcare Co., Inc..............................   4,018      82,650
  *Accelr8 Technology Corp.................................   2,183       8,186
  *Accuray, Inc............................................ 109,159     759,747
  *Acorda Therapeutics, Inc................................  36,008     862,392
  *Adcare Health Systems, Inc..............................   7,606      36,053
  *Addus HomeCare Corp.....................................  10,355      56,228
  *ADVENTRX Pharmaceuticals, Inc...........................  25,886      16,306
   Aetna, Inc.............................................. 184,690   8,070,953
  *Affymax, Inc............................................  51,139   1,165,458
 #*Affymetrix, Inc......................................... 105,262     333,681
  #Agilent Technologies, Inc...............................  65,555   2,359,324
 #*Air Methods Corp........................................  16,873   1,849,787
 #*Akorn, Inc..............................................  22,114     265,589
  *Albany Molecular Research, Inc..........................  44,428     157,275
  *Alere, Inc.............................................. 128,568   2,468,506
 #*Alexion Pharmaceuticals, Inc............................  36,176   3,269,587
 #*Align Technology, Inc...................................  80,275   2,133,710
  *Alkermes P.L.C.......................................... 131,420   2,435,213
   Allergan, Inc...........................................  33,891   3,047,479
  *Alliance HealthCare Services, Inc.......................  54,572      75,309
  *Allied Healthcare Products, Inc.........................   6,964      19,012
  *Allscripts Healthcare Solutions, Inc.................... 207,674   2,683,148
  *Almost Family, Inc......................................  13,353     276,808
 #*Alnylam Pharmaceuticals, Inc............................  52,764     853,194
  *Alphatec Holdings, Inc..................................  95,998     165,117
  *AMAG Pharmaceuticals, Inc...............................  24,566     380,282
 #*Amedisys, Inc...........................................  44,359     489,723
  *American Shared Hospital Services.......................   4,179      12,495
  *AMERIGROUP Corp.........................................  64,076   5,852,702
  #AmerisourceBergen Corp..................................  88,145   3,476,439
   Amgen, Inc.............................................. 259,507  22,459,033
  *AMN Healthcare Services, Inc............................  64,757     642,389
  *Amsurg Corp.............................................  49,162   1,402,100
   Analogic Corp...........................................  19,408   1,429,593
  *AngioDynamics, Inc......................................  37,120     398,298
  *Anika Therapeutics, Inc.................................  21,374     239,603
 #*Arena Pharmaceuticals, Inc..............................  19,536     154,530
  *Ariad Pharmaceuticals, Inc.............................. 178,800   3,853,140
  *Arqule, Inc.............................................  23,319      58,531
  *Array BioPharma, Inc....................................  37,816     156,558
   Arrhythmia Research Technology, Inc.....................   1,790       4,421
  *ArthroCare Corp.........................................  43,191   1,299,185
   Assisted Living Concepts, Inc. Class A..................  28,902     228,615
  *Astex Pharmaceuticals, Inc..............................  80,873     192,478
 #*athenahealth, Inc.......................................  10,282     661,030
  *AtriCure, Inc...........................................  13,045      83,749
   Atrion Corp.............................................   3,079     625,776
  *Authentidate Holding Corp...............................   1,238       1,721
 #*AVEO Pharmaceuticals, Inc...............................  13,498     102,990
   Bard (C.R.), Inc........................................  12,868   1,237,773
   Baxter International, Inc...............................  52,724   3,302,104
   Becton Dickinson & Co...................................  25,917   1,961,399
  *Bioanalytical Systems, Inc..............................   2,068       2,399
  *BioClinica, Inc.........................................  16,163     101,342
 #*BioCryst Pharmaceuticals, Inc...........................  33,426      97,270
  *Biogen Idec, Inc........................................  30,059   4,154,755
 #*BioMarin Pharmaceutical, Inc............................  35,450   1,313,068
  *BioMimetic Therapeutics, Inc............................  11,385      42,238

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Health Care -- (Continued)
  *Bio-Rad Laboratories, Inc. Class A....................    35,403 $ 3,588,094
  *Bio-Rad Laboratories, Inc. Class B....................     2,960     295,260
 #*Bio-Reference Labs, Inc...............................    35,410     982,982
 #*Biosante Pharmaceuticals, Inc.........................     1,265       1,556
  *BioScrip, Inc.........................................    90,993     838,046
 #*BioSpecifics Technologies Corp........................     1,942      31,072
  *Boston Scientific Corp................................ 1,564,548   8,041,777
  *Bovie Medical Corp....................................    16,167      60,626
   Bristol-Myers Squibb Co...............................   291,159   9,681,037
 #*Brookdale Senior Living, Inc..........................   178,644   4,190,988
  *Bruker Corp...........................................    64,955     785,306
 #*BSD Medical Corp......................................     3,163       5,915
  *Cambrex Corp..........................................    47,953     579,272
   Cantel Medical Corp...................................    41,452   1,078,167
  *Capital Senior Living Corp............................    42,114     677,193
  *Cardica, Inc..........................................     3,013       4,037
   Cardinal Health, Inc..................................   103,083   4,239,804
  *CardioNet, Inc........................................    22,821      55,455
  *CareFusion Corp.......................................   229,823   6,104,099
  *CAS Medical Systems, Inc..............................       693       1,261
 #*Catalyst Pharmaceutical Partners, Inc.................       890       1,362
  *Catamaran Corp........................................    51,636   2,435,154
  *Celgene Corp..........................................    45,414   3,329,754
 #*Celldex Therapeutics, Inc.............................    88,604     488,208
 #*Celsion Corp..........................................     7,425      32,002
  *Centene Corp..........................................    70,647   2,683,173
 #*Cepheid, Inc..........................................    18,235     552,703
  *Cerner Corp...........................................    26,038   1,983,835
  *Charles River Laboratories International, Inc.........    63,316   2,362,953
  #Chemed Corp...........................................    30,425   2,046,081
  *Chindex International, Inc............................    12,137     125,861
   Cigna Corp............................................   203,814  10,394,514
 #*Codexis, Inc..........................................    13,246      34,440
  *Columbia Laboratories, Inc............................     6,488       4,412
  *CombiMatrix Corp......................................     5,641       2,454
  *Community Health Systems, Inc.........................   146,766   4,024,324
   Computer Programs & Systems, Inc......................     4,189     204,465
 #*Conceptus, Inc........................................    45,586     858,840
   CONMED Corp...........................................    43,673   1,207,995
  #Cooper Cos., Inc. (The)...............................    74,291   7,130,450
 #*Cornerstone Therapeutics, Inc.........................     2,272      11,110
  *Corvel Corp...........................................    15,352     652,921
 #*Covance, Inc..........................................    72,888   3,550,374
   Coventry Health Care, Inc.............................   155,335   6,778,819
   Covidien P.L.C........................................    72,569   3,987,667
  *Cross Country Healthcare, Inc.........................    40,726     179,194
   CryoLife, Inc.........................................    37,318     230,998
 #*Cubist Pharmaceuticals, Inc...........................    77,602   3,329,126
  *Cumberland Pharmaceuticals, Inc.......................    29,618     173,858
 #*Curis, Inc............................................     6,700      25,527
  *Cutera, Inc...........................................    20,214     149,786
  *Cyberonics, Inc.......................................    26,907   1,244,449
 #*Cyclacel Pharmaceuticals, Inc.........................       471       3,292
  *Cynosure, Inc. Class A................................    15,461     407,243
  *DaVita, Inc...........................................    37,711   4,243,242
   Daxor Corp............................................     5,407      43,743
  #DENTSPLY International, Inc...........................    96,933   3,571,012
  *Depomed, Inc..........................................    80,537     455,034
  *Digirad Corp..........................................    23,800      51,170
  *Durect Corp...........................................    40,784      55,874
  *DUSA Pharmaceuticals, Inc.............................    15,664     107,455

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
  *Dyax Corp................................................  68,911 $  206,733
  *Dynacq Healthcare, Inc...................................   3,325         33
  *Dynavax Technologies Corp................................  23,749     98,321
 #*Edwards Lifesciences Corp................................  36,693  3,186,053
   Eli Lilly & Co........................................... 124,130  6,036,442
  *Emergent Biosolutions, Inc...............................  50,258    667,929
  *Emeritus Corp............................................  65,645  1,473,730
 #*Endo Health Solutions, Inc............................... 160,078  4,587,835
 #*Endocyte, Inc............................................  39,797    380,857
   Ensign Group, Inc. (The).................................  32,031    934,024
 #*EnteroMedics, Inc........................................     417      1,255
  *Enzo Biochem, Inc........................................  50,083    100,166
  *Enzon Pharmaceuticals, Inc...............................  77,086    506,455
  *Epocrates, Inc...........................................   2,213     21,643
  *Exact Sciences Corp......................................  15,692    148,446
  *Exactech, Inc............................................  18,871    315,146
  *ExamWorks Group, Inc.....................................  11,796    165,380
  *Express Scripts Holding Co...............................  87,792  5,402,720
 #*FAB Universal Corp.......................................   8,003     28,811
  *Five Star Quality Care, Inc..............................  66,449    349,522
  *Forest Laboratories, Inc................................. 187,988  6,337,075
  *Furiex Pharmaceuticals, Inc..............................  14,153    271,313
  *Future Healthcare of America.............................   8,003      1,561
 #*Genomic Health, Inc......................................   9,319    291,219
  *Gentiva Health Services, Inc.............................  57,592    541,365
  *GenVec, Inc..............................................     217        319
 #*Geron Corp...............................................  69,319     92,194
  *Gilead Sciences, Inc.....................................  67,678  4,545,254
  *Greatbatch, Inc..........................................  36,653    805,633
 #*GTx, Inc.................................................  30,947    124,097
 #*Haemonetics Corp.........................................  37,571  3,069,551
  *Hanger, Inc..............................................  52,177  1,322,687
  *Harvard Bioscience, Inc..................................  37,663    151,405
 #*HCA Holdings, Inc........................................   1,877     53,326
  *Health Management Associates, Inc. Class A............... 376,336  2,747,253
  *Health Net, Inc.......................................... 133,177  2,865,969
  *HealthSouth Corp.........................................  70,418  1,558,350
  *HealthStream, Inc........................................  26,833    685,315
  *Healthways, Inc..........................................  50,434    490,723
 #*Henry Schein, Inc........................................  63,424  4,679,423
  #Hill-Rom Holdings, Inc...................................  83,781  2,353,408
  *Hi-Tech Pharmacal Co., Inc...............................  19,363    607,030
 #*HMS Holdings Corp........................................  18,900    436,401
 #*Hologic, Inc............................................. 247,729  5,108,172
  *Hooper Holmes, Inc.......................................  27,377     16,426
 #*Horizon Pharma, Inc......................................  25,375     65,468
 #*Hospira, Inc............................................. 113,374  3,479,448
   Humana, Inc.............................................. 106,714  7,925,649
  *ICU Medical, Inc.........................................  22,565  1,338,781
  *Idera Pharmaceuticals, Inc...............................  30,405     27,973
 #*IDEXX Laboratories, Inc..................................  10,874  1,046,079
 #*Illumina, Inc............................................  19,907    945,782
 #*Immunomedics, Inc........................................  35,448    117,333
 #*Impax Laboratories, Inc.................................. 106,024  2,253,010
 #*Incyte Corp..............................................  77,920  1,243,603
 #*Infinity Pharmaceuticals, Inc............................  22,453    502,723
  *Inovio Pharmaceuticals, Inc..............................  13,901     10,009
 #*Integra LifeSciences Holdings Corp.......................  41,467  1,586,113
 #*Intuitive Surgical, Inc..................................   3,637  1,972,054
   Invacare Corp............................................  45,098    615,588
  *IPC The Hospitalist Co...................................  20,625    711,356

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Health Care -- (Continued)
  *Iridex Corp...........................................     9,691 $    38,570
  *IRIS International, Inc...............................    25,736     501,595
  *Jazz Pharmaceuticals P.L.C............................    33,119   1,779,484
   Johnson & Johnson.....................................   360,790  25,551,148
  *Keryx Biopharmaceuticals, Inc.........................     5,600      13,944
   Kewaunee Scientific Corp..............................     3,000      33,840
  *Kindred Healthcare, Inc...............................    77,696     761,421
  *K-V Pharmaceutical Co. Class B........................     5,044         252
 #*Laboratory Corp. of America Holdings..................    59,040   5,002,459
   Landauer, Inc.........................................     5,650     327,418
  *Lannet Co., Inc.......................................    35,553     156,789
  *LCA-Vision, Inc.......................................    20,620      78,768
   LeMaitre Vascular, Inc................................    22,583     135,498
  *Lexicon Pharmaceuticals, Inc..........................    46,751      96,775
  *LHC Group, Inc........................................    29,031     508,623
  *Life Technologies Corp................................   120,198   5,878,884
  *LifePoint Hospitals, Inc..............................    76,743   2,712,098
  *Luminex Corp..........................................    34,672     557,526
  *Magellan Health Services, Inc.........................    44,068   2,210,010
 #*Masimo Corp...........................................    54,003   1,186,446
   Maxygen, Inc..........................................    48,995     119,548
   McKesson Corp.........................................    54,224   5,059,641
  *MedAssets, Inc........................................    91,193   1,616,852
 .*MedCath Corp..........................................    26,258      35,973
  *Medical Action Industries, Inc........................    32,084      94,648
 #*Medicines Co. (The)...................................    84,459   1,851,341
 #*MediciNova, Inc.......................................     5,363      11,370
  #Medicis Pharmaceutical Corp. Class A..................    77,415   3,360,585
 #*Medidata Solutions, Inc...............................     8,885     373,348
 #*Medivation, Inc.......................................    28,640   1,464,077
 #*MEDNAX, Inc...........................................    78,632   5,424,035
   Medtronic, Inc........................................   190,894   7,937,373
   Merck & Co., Inc...................................... 1,401,705  63,959,799
  *Merit Medical Systems, Inc............................    62,564     903,424
  *Metabolix, Inc........................................     1,182       1,572
  *Metropolitan Health Networks, Inc.....................    70,233     767,647
  *Mettler Toledo International, Inc.....................    11,500   1,947,755
  *Misonix, Inc..........................................     8,260      36,509
  *Molina Healthcare, Inc................................    70,147   1,758,585
 #*Momenta Pharmaceuticals, Inc..........................    78,308     992,945
 #*MWI Veterinary Supply, Inc............................    11,689   1,227,579
  *Mylan, Inc............................................   304,347   7,712,153
  *Myrexis, Inc..........................................    25,968      62,323
 #*Myriad Genetics, Inc..................................    71,035   1,858,986
  *Nabi Biopharmaceuticals...............................    31,280      54,740
 #*Nanosphere, Inc.......................................    31,702      99,227
   National Healthcare Corp..............................    20,065     955,495
   National Research Corp................................     9,804     496,867
  *Natus Medical, Inc....................................    58,055     656,022
  *Neogen Corp...........................................    19,907     851,821
  *Neurocrine Biosciences, Inc...........................    35,109     257,349
 #*Novavax, Inc..........................................    28,206      59,233
  *NuVasive, Inc.........................................    66,912     964,871
  *Obagi Medical Products, Inc...........................    28,699     353,859
  #Omnicare, Inc.........................................   174,573   6,028,006
  *Omnicell, Inc.........................................    51,489     750,710
 #*OncoGenex Pharmaceutical, Inc.........................     1,700      21,080
  *Onyx Pharmaceuticals, Inc.............................    64,707   5,070,441
  *OraSure Technologies, Inc.............................    59,567     539,677
 #*Orexigen Therapeutics, Inc............................    58,264     310,547
  *Orthofix International NV.............................    28,588   1,133,800

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Health Care -- (Continued)
 #*Osiris Therapeutics, Inc..............................    13,955 $   146,528
  #Owens & Minor, Inc....................................    88,539   2,520,705
  *Pain Therapeutics, Inc................................    50,349     235,130
  *Palomar Medical Technologies, Inc.....................    25,775     222,438
 #*PAREXEL International Corp............................    91,576   2,810,467
  #Patterson Cos., Inc...................................   141,055   4,711,237
  *PDI, Inc..............................................    21,336     146,152
  #PDL BioPharma, Inc....................................   147,598   1,099,605
   PerkinElmer, Inc......................................   177,488   5,489,704
 #*Pernix Therapeutics Holdings, Inc.....................     6,670      52,560
   Perrigo Co............................................    21,164   2,434,072
   Pfizer, Inc........................................... 3,820,885  95,025,410
  *PharMerica Corp.......................................    40,465     494,482
 #*PhotoMedex, Inc.......................................     6,784      90,295
  *Pozen, Inc............................................    44,928     269,119
 #*Progenics Pharmaceuticals, Inc........................    48,866     139,268
  *ProPhase Labs, Inc....................................    19,981      32,969
  *Providence Service Corp. (The)........................    18,617     189,893
 #*pSivida Corp..........................................    25,881      40,374
  *PSS World Medical, Inc................................    62,009   1,774,698
   Psychemedics Corp.....................................     1,810      20,706
  #Quality Systems, Inc..................................    24,060     419,847
  #Quest Diagnostics, Inc................................   107,667   6,214,539
 #*Questcor Pharmaceuticals, Inc.........................    47,500   1,210,300
 #*Quidel Corp...........................................    50,738     889,437
  *RadNet, Inc...........................................    33,951      88,273
  *Regeneron Pharmaceuticals, Inc........................    33,215   4,726,494
  *Repligen Corp.........................................    40,505     206,576
  #ResMed, Inc...........................................    79,885   3,190,607
  *Retractable Technologies, Inc.........................     7,725       9,038
  *Rigel Pharmaceuticals, Inc............................   104,585     931,852
  *Rochester Medical Corp................................    15,592     163,560
 #*Rockwell Medical, Inc.................................    10,169      73,115
  *RTI Biologics, Inc....................................    81,297     330,066
  *Salix Pharmaceuticals, Ltd............................    24,827     969,246
 #*Sangamo Biosciences, Inc..............................    38,459     213,832
  *Santarus, Inc.........................................    49,945     455,998
 #*SciClone Pharmaceuticals, Inc.........................    88,042     485,111
 #*Seattle Genetics, Inc.................................    38,000     956,080
  *Select Medical Holdings Corp..........................   188,626   1,997,549
 #*SIGA Technologies, Inc................................     1,425       4,132
   Simulations Plus, Inc.................................     4,400      20,240
  *Sirona Dental Systems, Inc............................    69,168   3,960,560
  *Skilled Healthcare Group, Inc. Class A................    31,445     244,328
  *Solta Medical, Inc....................................    78,077     230,327
   Span-American Medical System, Inc.....................     3,812      66,500
  *Spectranetics Corp....................................    43,357     631,278
 #*Spectrum Pharmaceuticals, Inc.........................    95,574   1,066,606
   St. Jude Medical, Inc.................................   132,362   5,064,170
  *Staar Surgical Co.....................................    26,138     168,329
 #*StemCells, Inc........................................       545       1,112
 #*Stereotaxis, Inc......................................     4,433       7,802
   STERIS Corp...........................................    86,361   3,075,315
  *Strategic Diagnostics, Inc............................    14,178      16,163
   Stryker Corp..........................................    45,372   2,386,567
  *Sucampo Pharmaceuticals, Inc. Class A.................    14,749      73,598
  *Sun Healthcare Group, Inc.............................    27,539     232,980
  *SunLink Health Systems, Inc...........................     3,122       3,278
 #*Sunrise Senior Living, Inc............................    84,457   1,215,336
  *SurModics, Inc........................................    27,984     503,152
  *Symmetry Medical, Inc.................................    59,206     542,327

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Health Care -- (Continued)
  *Synageva BioPharma Corp................................   3,398 $    143,667
 #*Synta Pharmaceuticals Corp.............................  10,204       80,305
  *Targacept, Inc.........................................   4,269       17,418
 #*Team Health Holdings, Inc..............................  44,743    1,190,611
  #Techne Corp............................................  14,100      949,776
   Teleflex, Inc..........................................  64,388    4,375,165
 #*Tenet Healthcare Corp.................................. 164,303    3,877,551
  *Theragenics Corp.......................................  18,695       28,603
 #*Theravance, Inc........................................   4,573      102,938
   Thermo Fisher Scientific, Inc.......................... 183,809   11,223,378
  *Thoratec Corp..........................................  59,538    2,125,507
  *Tornier NV.............................................   6,959      118,999
  *TranS1, Inc............................................  25,910       71,252
 #*Transcept Pharmaceuticals, Inc.........................  23,021      117,177
  *Triple-S Management Corp. Class B......................  29,482      531,855
  *Trius Therapeutics, Inc................................     500        2,740
   U.S. Physical Therapy, Inc.............................  17,929      478,704
  *United Therapeutics Corp...............................  45,811    2,092,188
   UnitedHealth Group, Inc................................ 453,978   25,422,768
  *Universal American Corp................................ 116,068    1,049,255
   Universal Health Services, Inc. Class B................ 110,174    4,560,102
  *Urologix, Inc..........................................   3,979        3,102
  *Uroplasty, Inc.........................................   2,767        9,491
   Utah Medical Products, Inc.............................   5,731      194,969
 #*Varian Medical Systems, Inc............................  17,446    1,164,695
  *Vascular Solutions, Inc................................  24,984      376,509
 #*VCA Antech, Inc........................................ 133,177    2,607,606
 #*Vertex Pharmaceuticals, Inc............................  30,622    1,477,205
 #*Vical, Inc.............................................  84,019      286,505
 #*ViroPharma, Inc........................................ 109,689    2,769,647
 #*Vivus, Inc.............................................  15,993      238,296
 #*Volcano Corp...........................................  13,278      380,016
   Warner Chilcott P.L.C..................................  44,769      518,425
 #*Waters Corp............................................  16,195    1,324,913
  *Watson Pharmaceuticals, Inc............................  95,501    8,208,311
  *WellCare Health Plans, Inc.............................  55,339    2,634,136
   WellPoint, Inc......................................... 203,028   12,441,556
   West Pharmaceutical Services, Inc......................  53,950    2,906,286
 #*Wright Medical Group, Inc..............................  60,082    1,220,866
 #*XenoPort, Inc..........................................  47,251      388,876
   Young Innovations, Inc.................................  12,088      412,805
  *Zalicus, Inc...........................................  53,438       29,925
   Zimmer Holdings, Inc................................... 127,441    8,182,987
                                                                   ------------
Total Health Care.........................................          742,082,827
                                                                   ------------
Industrials -- (12.1%)
   3M Co..................................................  78,020    6,834,552
   A.O. Smith Corp........................................  58,373    3,547,327
  *A.T. Cross Co. Class A.................................  18,556      175,725
   AAON, Inc..............................................  36,753      771,078
   AAR Corp...............................................  60,344      910,591
   ABM Industries, Inc....................................  81,911    1,556,309
 #*Acacia Research Corp...................................  25,500      662,235
 #*ACCO Brands Corp....................................... 107,298      776,838
  *Accuride Corp..........................................  14,156       37,797
   Aceto Corp.............................................  41,777      418,606
   Acme United Corp.......................................   2,302       26,082
  #Acorn Energy, Inc......................................  24,822      211,235
  *Active Power, Inc......................................   4,600        3,312
  #Actuant Corp. Class A.................................. 113,959    3,218,202
  #Acuity Brands, Inc.....................................  45,017    2,912,600

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Industrials -- (Continued)
  *Adept Technology, Inc..................................  14,123 $   56,492
  *ADT Corp. (The)........................................ 117,441  4,874,976
  *Advisory Board Co. (The)...............................  27,614  1,311,665
  *AECOM Technology Corp.................................. 174,318  3,742,607
  *Aegion Corp............................................  57,906  1,069,524
 #*AeroCentury Corp.......................................   1,459     18,369
  *Aerosonic Corp.........................................   1,200      3,924
  *Aerovironment, Inc.....................................  33,789    743,020
  *AGCO Corp..............................................  85,758  3,902,847
  *Air Transport Services Group, Inc......................  94,853    365,184
   Aircastle, Ltd.........................................  90,875  1,011,439
   Alamo Group, Inc.......................................  18,253    611,476
  *Alaska Air Group, Inc.................................. 113,260  4,331,062
   Albany International Corp. Class A.....................  41,545    912,744
 #*Allegiant Travel Co....................................  28,022  2,038,320
   Alliant Techsystems, Inc...............................  47,530  2,722,994
 .*Allied Defense Group, Inc. (The).......................   8,042     43,025
   Allied Motion Technologies, Inc........................   6,678     43,073
   Altra Holdings, Inc....................................  43,208    778,608
   Amerco, Inc............................................  27,845  3,217,211
  *Ameresco, Inc. Class A.................................  37,184    411,255
  *American Railcar Industries, Inc.......................  39,572  1,162,625
  *American Reprographics Co..............................  66,580    255,001
   American Science & Engineering, Inc....................  13,227    840,973
 #*American Superconductor Corp...........................   9,532     34,220
  *American Woodmark Corp.................................  21,938    504,574
   AMETEK, Inc............................................  85,095  3,025,127
   Ampco-Pittsburgh Corp..................................  14,266    251,938
 #*AMREP Corp.............................................   7,977     51,850
   Apogee Enterprises, Inc................................  43,470    885,484
  #Applied Industrial Technologies, Inc...................  64,907  2,634,575
   Argan, Inc.............................................  18,238    324,454
   Arkansas Best Corp.....................................  36,736    295,725
  #Armstrong World Industries, Inc........................  74,050  3,835,790
  *Arotech Corp...........................................   5,156      5,259
  *Ascent Solar Technologies, Inc.........................  31,475     25,652
  *Asset Acceptance Capital Corp..........................  37,465    239,027
   Asta Funding, Inc......................................  16,698    156,627
  *Astec Industries, Inc..................................  33,107    953,482
  *Astronics Corp.........................................  13,509    313,544
 #*Astronics Corp. Class B................................   4,492    102,641
 #*Atlas Air Worldwide Holdings, Inc......................  42,455  2,334,600
  *Avalon Holding Corp. Class A...........................   1,202      4,808
   Avery Dennison Corp.................................... 160,192  5,187,017
  *Avis Budget Group, Inc................................. 161,308  2,666,421
   AZZ, Inc...............................................  39,141  1,543,721
 #*B/E Aerospace, Inc..................................... 121,675  5,486,326
  *Babcock & Wilcox Co. (The).............................  23,337    601,394
  #Barnes Group, Inc......................................  83,052  1,900,230
   Barrett Business Services, Inc.........................  13,746    410,043
 #*Beacon Roofing Supply, Inc.............................  74,213  2,400,048
   Belden, Inc............................................  70,412  2,520,750
  *Blount International, Inc..............................  39,777    526,250
  *BlueLinx Holdings, Inc.................................  63,414    133,804
   Boeing Co. (The).......................................  66,931  4,714,620
   Brady Corp. Class A....................................  74,210  2,282,700
  *Breeze-Eastern Corp....................................  12,352     98,816
  #Briggs & Stratton Corp.................................  73,922  1,459,960
  #Brink's Co. (The)......................................  67,450  1,774,610
  *Broadwind Energy, Inc..................................   2,072      5,159
 #*Builders FirstSource, Inc..............................  72,207    397,861

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Industrials -- (Continued)
  #C.H. Robinson Worldwide, Inc...........................  16,987 $ 1,024,826
  *CAI International, Inc.................................  28,950     641,532
   Carlisle Cos., Inc.....................................  85,240   4,735,082
   Cascade Corp...........................................  16,919   1,099,566
  *Casella Waste Systems, Inc. Class A....................  38,456     176,128
   Caterpillar, Inc.......................................  74,853   6,348,283
  *CBIZ, Inc..............................................  93,126     514,056
   CDI Corp...............................................  28,086     482,798
  #CECO Environmental Corp................................  20,767     183,788
   Celadon Group, Inc.....................................  36,891     630,836
   Ceradyne, Inc..........................................  36,240   1,266,950
  *Champion Industries, Inc...............................   6,873       1,375
 #*Chart Industries, Inc..................................  40,448   2,863,314
   Chicago Rivet & Machine Co.............................     653      12,041
  #Cintas Corp............................................ 116,576   4,874,043
   CIRCOR International, Inc..............................  25,738     887,704
   CLAROC, Inc............................................  64,019   2,896,220
 #*Clean Harbors, Inc.....................................  53,078   3,097,101
  *CNH Global NV..........................................  12,717     569,722
   Coleman Cable, Inc.....................................   8,307      78,833
 #*Colfax Corp............................................  98,577   3,390,063
  *Columbus McKinnon Corp.................................  30,511     456,750
   Comfort Systems USA, Inc...............................  53,691     585,232
  *Command Security Corp..................................  10,654      13,850
  *Commercial Vehicle Group, Inc..........................  24,357     184,870
   CompX International, Inc...............................   3,471      48,698
  *Consolidated Graphics, Inc.............................  15,322     452,152
  #Con-way, Inc...........................................  83,189   2,421,632
   Cooper Industries P.L.C................................ 100,763   7,551,179
  *Copart, Inc............................................  71,990   2,072,592
   Corporate Executive Board Co. (The)....................  21,537     968,304
   Corrections Corp. of America........................... 154,971   5,214,774
   Courier Corp...........................................  21,176     255,171
  #Covanta Holding Corp................................... 211,305   3,841,525
  *Covenant Transportation Group, Inc. Class A............  12,060      55,958
  *CPI Aerostructures, Inc................................   8,781      96,679
  *CRA International, Inc.................................  14,257     238,662
   Crane Co...............................................  67,715   2,842,676
   CSX Corp............................................... 527,605  10,800,074
   Cubic Corp.............................................  40,714   1,986,843
  #Cummins, Inc...........................................  25,812   2,415,487
   Curtiss-Wright Corp....................................  69,180   2,135,587
  #Danaher Corp........................................... 120,259   6,220,998
   Deere & Co.............................................  46,100   3,938,784
  *Delta Air Lines, Inc................................... 294,469   2,835,736
  #Deluxe Corp............................................  64,753   2,040,367
 #*DigitalGlobe, Inc......................................  63,516   1,647,605
  *Dolan Co. (The)........................................  44,099     204,178
  *Dollar Thrifty Automotive Group, Inc...................  36,037   2,774,849
   Donaldson Co., Inc.....................................  44,342   1,430,916
   Douglas Dynamics, Inc..................................  35,140     533,777
   Dover Corp............................................. 121,960   7,100,511
  *Ducommun, Inc..........................................  16,267     221,882
  #Dun & Bradstreet Corp. (The)...........................  29,481   2,389,140
  *DXP Enterprises, Inc...................................  21,105   1,038,999
  *Dycom Industries, Inc..................................  49,841     709,736
   Dynamic Materials Corp.................................  19,547     262,321
 #*Eagle Bulk Shipping, Inc...............................  13,093      38,755
   Eastern Co. (The)......................................   6,782     108,512
  #Eaton Corp............................................. 152,718   7,211,344
  *Echo Global Logistics, Inc.............................  30,980     520,774

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Industrials -- (Continued)
   Ecology & Environment, Inc. Class A..................     3,767 $     46,221
   EMCOR Group, Inc.....................................   103,248    3,320,456
   Emerson Electric Co..................................    95,382    4,619,350
  *Encore Capital Group, Inc............................    37,611    1,090,719
   Encore Wire Corp.....................................    34,570    1,066,830
 #*Energy Recovery, Inc.................................    52,392      155,604
  *EnergySolutions, Inc.................................   128,488      367,476
 #*EnerNOC, Inc.........................................     1,356       16,706
  *EnerSys, Inc.........................................    74,722    2,576,415
 #*Engility Holdings, Inc...............................    16,620      315,780
   Ennis, Inc...........................................    39,200      599,760
  *EnPro Industries, Inc................................    32,006    1,170,139
   EnviroStar, Inc......................................       100          156
   Equifax, Inc.........................................   103,330    5,170,633
   ESCO Technologies, Inc...............................    39,680    1,485,619
   Espey Manufacturing & Electronics Corp...............     4,614      126,700
  *Esterline Technologies Corp..........................    46,753    2,701,856
  *Excel Maritime Carriers, Ltd.........................    60,230       25,176
   Exelis, Inc..........................................   245,074    2,710,518
   Expeditors International of Washington, Inc..........    34,200    1,252,062
  *Exponent, Inc........................................    18,149      997,832
  #Fastenal Co..........................................    55,147    2,465,071
  *Federal Signal Corp..................................    95,447      550,729
   FedEx Corp...........................................   153,435   14,114,486
  *Flow International Corp..............................    68,758      228,277
   Flowserve Corp.......................................    34,221    4,636,603
   Fluor Corp...........................................   110,405    6,166,119
  *Fortune Brands Home & Security, Inc..................   204,895    5,827,214
   Forward Air Corp.....................................    34,989    1,167,583
  *Franklin Covey Co....................................    25,486      306,342
  #Franklin Electric Co., Inc...........................    37,047    2,146,503
   FreightCar America, Inc..............................    17,783      342,323
  *Frozen Food Express Industries.......................    14,040       24,710
 #*FTI Consulting, Inc..................................    61,694    1,601,576
  *Fuel Tech, Inc.......................................    30,552      124,652
  *Furmanite Corp.......................................    56,892      287,305
   G & K Services, Inc. Class A.........................    28,771      927,865
   Gardner Denver, Inc..................................    43,065    2,985,696
  #GATX Corp............................................    70,144    2,908,170
 #*Genco Shipping & Trading, Ltd........................    53,288      161,996
  *Gencor Industries, Inc...............................     5,578       40,106
 #*GenCorp, Inc.........................................    63,086      556,419
   Generac Holdings, Inc................................    72,815    2,475,710
  *General Cable Corp...................................    78,662    2,244,227
  *General Dynamics Corp................................   154,102   10,491,264
   General Electric Co.................................. 5,244,073  110,440,177
 #*Genesee & Wyoming, Inc. Class A......................    53,391    3,869,246
   Geo Group, Inc. (The)................................    96,637    2,678,778
  *GeoEye, Inc..........................................    32,269    1,012,279
  *Gibraltar Industries, Inc............................    45,668      569,023
   Global Power Equipment Group, Inc....................    22,239      375,839
   Gorman-Rupp Co. (The)................................    30,367      819,909
  *GP Strategies Corp...................................    29,182      561,754
   Graco, Inc...........................................    14,618      702,541
  *GrafTech International, Ltd..........................   150,156    1,578,140
   Graham Corp..........................................    14,415      259,038
  #Granite Construction, Inc............................    58,938    1,780,517
   Great Lakes Dredge & Dock Corp.......................    92,156      732,640
  *Greenbrier Cos., Inc.................................    38,905      677,336
   Griffon Corp.........................................    90,012      913,622
   H&E Equipment Services, Inc..........................    52,432      798,015

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Industrials -- (Continued)
   Hardinge, Inc..........................................  14,427 $  149,752
  #Harsco Corp............................................ 125,682  2,512,383
  *Hawaiian Holdings, Inc.................................  81,169    481,332
  #Heartland Express, Inc................................. 113,963  1,589,784
  #HEICO Corp.............................................  25,828    997,736
   HEICO Corp. Class A....................................  63,997  1,950,629
   Heidrick & Struggles International, Inc................  25,598    303,080
 #*Heritage-Crystal Clean, Inc............................   7,298    129,175
   Herman Miller, Inc.....................................  47,237    915,925
 #*Hertz Global Holdings, Inc............................. 304,946  4,046,633
 #*Hexcel Corp............................................ 126,769  3,240,216
  *Hill International, Inc................................  51,954    176,124
   HNI Corp...............................................  68,269  1,878,763
   Honeywell International, Inc...........................  95,314  5,837,029
   Houston Wire & Cable Co................................  26,140    289,370
  *Hub Group, Inc. Class A................................  56,874  1,763,663
   Hubbell, Inc. Class A..................................   7,919    619,583
   Hubbell, Inc. Class B..................................  61,563  5,154,054
  *Hudson Global, Inc.....................................  43,679    176,463
 #*Huntington Ingalls Industries, Inc.....................  55,738  2,362,176
  *Hurco Cos., Inc........................................   8,940    205,441
  *Huron Consulting Group, Inc............................  33,547    967,831
 #*Hyster-Yale Materials Handling, Inc....................  10,379    426,369
  *Hyster-Yale Materials Handling, Inc. Class B...........  10,379    426,369
  *ICF International, Inc.................................  29,227    536,315
  #IDEX Corp.............................................. 126,777  5,391,826
 #*IHS, Inc...............................................  21,518  1,815,904
  *II-VI, Inc.............................................  93,419  1,542,348
   Illinois Tool Works, Inc...............................  87,875  5,389,374
   Ingersoll-Rand P.L.C................................... 157,241  7,395,044
 #*InnerWorkings, Inc.....................................  66,935    965,203
  *Innotrac Corp..........................................   4,173      8,722
  *Innovative Solutions & Support, Inc....................  19,410     83,463
   Insperity, Inc.........................................  38,224    998,029
   Insteel Industries, Inc................................  25,169    291,960
  *Integrated Electrical Services, Inc....................  14,770     79,758
  *Intelligent Systems Corp...............................     629        944
   Interface, Inc.........................................  83,838  1,199,722
   International Shipholding Corp.........................   8,363    139,829
  #Intersections, Inc.....................................  30,961    287,628
  #Iron Mountain, Inc.....................................  74,078  2,563,099
  #ITT Corp............................................... 114,983  2,391,646
  #J.B. Hunt Transport Services, Inc......................  32,900  1,931,230
  *Jacobs Engineering Group, Inc..........................  84,730  3,269,731
 #*JetBlue Airways Corp................................... 459,283  2,429,607
   John Bean Technologies Corp............................  41,874    645,697
  #Joy Global, Inc........................................  20,498  1,280,100
  *Kadant, Inc............................................  17,092    415,165
   Kaman Corp.............................................  39,891  1,483,945
  #Kansas City Southern...................................  99,896  8,037,632
 #*KAR Auction Services, Inc..............................  98,964  1,979,280
   Kaydon Corp............................................  48,788  1,090,900
   KBR, Inc............................................... 107,047  2,982,329
   Kelly Services, Inc. Class A...........................  64,846    861,803
   Kelly Services, Inc. Class B...........................   1,275     17,429
   Kennametal, Inc........................................ 118,151  4,184,908
  *Key Technology, Inc....................................   7,462     65,069
  *Kforce, Inc............................................  59,534    663,804
   Kimball International, Inc. Class B....................  40,252    480,609
 #*Kirby Corp.............................................  69,002  3,966,235
  #Knight Transportation, Inc............................. 123,478  1,866,987

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Industrials -- (Continued)
   Knoll, Inc.............................................  57,654 $   829,641
  *Korn/Ferry International...............................  71,008     950,797
  *Kratos Defense & Security Solutions, Inc...............  53,598     295,325
   L.B. Foster Co. Class A................................  14,936     493,037
   L.S. Starrett Co. Class A (The)........................   9,260     106,212
   L-3 Communications Holdings, Inc....................... 100,263   7,399,409
  #Landstar System, Inc...................................  14,471     732,956
   Lawson Products, Inc...................................  12,431      88,384
  *Layne Christensen Co...................................  28,402     633,081
  #Lennox International, Inc..............................  27,100   1,356,355
  #Lincoln Electric Holdings, Inc......................... 106,249   4,608,019
   Lindsay Corp...........................................  18,873   1,441,331
  *LMI Aerospace, Inc.....................................  16,759     336,521
   Lockheed Martin Corp...................................  31,576   2,957,724
   LSI Industries, Inc....................................  42,695     289,472
  *Luna Innovations, Inc..................................   4,551       7,737
  *Lydall, Inc............................................  24,164     311,957
  *Magnetek, Inc..........................................   1,525      17,507
  *Manitex International, Inc.............................   2,123      15,031
   Manitowoc Co., Inc. (The).............................. 201,574   2,872,430
   Manpower, Inc.......................................... 122,031   4,629,856
   Marten Transport, Ltd..................................  33,711     623,654
  #Masco Corp............................................. 168,629   2,544,612
 #*MasTec, Inc............................................ 121,672   2,744,920
  *Mastech Holdings, Inc..................................   2,854      14,127
   Matson, Inc............................................  63,703   1,353,689
   McGrath RentCorp.......................................  35,744     938,637
  *Meritor, Inc...........................................  72,376     319,902
  *Metalico, Inc..........................................  76,765     163,509
   Met-Pro Corp...........................................  29,174     264,900
  *MFRI, Inc..............................................   6,501      35,756
  *Michael Baker Corp.....................................  13,685     309,418
 #*Middleby Corp..........................................  22,669   2,832,492
   Miller Industries, Inc.................................  16,529     253,720
   Mine Safety Appliances Co..............................  57,290   2,211,394
  *Mistras Group, Inc.....................................  35,093     775,204
  *Mobile Mini, Inc.......................................  67,171   1,170,119
  *Moog, Inc. Class A.....................................  61,455   2,274,450
  *Moog, Inc. Class B.....................................   6,265     232,432
  #MSC Industrial Direct Co., Inc. Class A................  11,500     857,900
   Mueller Industries, Inc................................  58,451   2,560,154
   Mueller Water Products, Inc. Class A................... 243,113   1,266,619
   Multi-Color Corp.......................................  19,625     445,880
  *MYR Group, Inc.........................................  32,187     681,721
   National Presto Industries, Inc........................  10,193     757,850
  *National Technical Systems, Inc........................  11,231      90,185
  *Navigant Consulting, Inc...............................  77,151     801,599
  *NCI Building Systems, Inc..............................     929      10,414
  *Nielsen Holdings NV....................................   6,843     197,900
   NL Industries, Inc.....................................  66,217     673,427
  *NN, Inc................................................  26,052     215,711
  #Nordson Corp...........................................  44,212   2,609,834
   Norfolk Southern Corp.................................. 166,058  10,187,658
   Northrop Grumman Corp.................................. 134,779   9,257,970
  *Northwest Pipe Co......................................  13,978     321,214
 #*Ocean Power Technologies, Inc..........................   8,423      20,889
  *Old Dominion Freight Line, Inc......................... 111,090   3,725,959
 #*Omega Flex, Inc........................................   8,600     107,500
  *On Assignment, Inc.....................................  61,772   1,178,610
  *Orbital Sciences Corp..................................  84,813   1,136,494
  *Orion Energy Systems, Inc..............................  22,128      36,290

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Industrials -- (Continued)
  *Orion Marine Group, Inc................................  23,294 $  155,837
  *Oshkosh Corp........................................... 142,107  4,260,368
  *Owens Corning, Inc..................................... 187,471  6,297,151
   P.A.M. Transportation Services, Inc....................   9,059     90,137
  #PACCAR, Inc............................................  54,624  2,367,404
  *Pacer International, Inc...............................  54,398    194,745
  #Pall Corp..............................................  20,800  1,309,568
  #Parker Hannifin Corp...................................  97,858  7,697,510
  *Park-Ohio Holdings Corp................................  23,150    512,078
  *Patrick Industries, Inc................................  16,168    285,689
  *Patriot Transportation Holding, Inc....................  10,465    293,020
  *Pendrell Corp..........................................  67,532     80,363
  *Pentair, Inc........................................... 202,918  8,571,256
 #*PGT, Inc...............................................  27,064    116,916
  *Pike Electric Corp.....................................  49,921    454,780
  #Pitney Bowes, Inc......................................  40,358    579,541
  *Plug Power, Inc........................................   3,697      2,736
  *PMFG, Inc..............................................  16,342    106,223
 #*Polypore International, Inc............................  59,709  2,106,534
 #*Portfolio Recovery Associates, Inc.....................  26,393  2,762,027
  *Powell Industries, Inc.................................  18,025    717,034
  *PowerSecure International, Inc.........................  39,354    254,227
   Precision Castparts Corp...............................  18,338  3,173,758
   Preformed Line Products Co.............................   8,209    442,219
   Primoris Services Corp.................................  73,274  1,023,638
   Providence & Worcester Railroad Co.....................   3,494     50,663
 #*Quad/Graphics, Inc.....................................   2,481     45,477
  *Quality Distribution, Inc..............................  37,533    322,784
   Quanex Building Products Corp..........................  55,397  1,095,199
  *Quanta Services, Inc................................... 180,273  4,674,479
  #Raven Industries, Inc..................................  37,454  1,022,120
   Raytheon Co............................................ 116,541  6,591,559
  *RBC Bearings, Inc......................................  34,217  1,699,216
  *RCM Technologies, Inc..................................  13,580     75,776
  *Real Goods Solar, Inc. Class A.........................     512        259
  #Regal-Beloit Corp......................................  66,663  4,345,094
  *Republic Airways Holdings, Inc.........................  75,014    350,315
   Republic Services, Inc................................. 212,096  6,012,922
   Resources Connection, Inc..............................  84,694  1,045,124
  *Roadrunner Transportation Systems, Inc.................  35,837    624,639
  #Robbins & Myers, Inc...................................  67,641  4,009,758
  #Robert Half International, Inc.........................  27,853    748,967
   Rockwell Automation, Inc...............................  47,364  3,365,686
  #Rockwell Collins, Inc..................................  26,150  1,401,117
   Rollins, Inc...........................................  42,385    960,868
   Roper Industries, Inc..................................  66,703  7,281,967
  *RPX Corp...............................................  12,512    131,751
 #*RR Donnelley & Sons Co................................. 285,484  2,860,550
  *Rush Enterprises, Inc. Class A.........................  39,748    755,212
  *Rush Enterprises, Inc. Class B.........................   8,637    150,025
   Ryder System, Inc......................................  77,455  3,494,770
  *Saia, Inc..............................................  24,751    559,373
   Sauer-Danfoss, Inc.....................................  31,906  1,278,154
   Schawk, Inc............................................  31,307    386,328
  *Seaboard Corp..........................................   1,240  2,828,849
   SeaCube Container Leasing, Ltd.........................   9,286    171,977
   Servotronics, Inc......................................   1,473     11,593
 #*Shaw Group, Inc. (The)................................. 108,639  4,757,302
   SIFCO Industries, Inc..................................   7,118    119,226
  #Simpson Manufacturing Co., Inc.........................  72,437  2,206,431
   SkyWest, Inc........................................... 101,528  1,111,732

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Industrials -- (Continued)
  *SL Industries, Inc.....................................  11,694 $   163,716
   SmartPros, Ltd.........................................   1,344       2,285
   Snap-on, Inc...........................................  79,949   6,182,456
   Southwest Airlines Co.................................. 772,271   6,811,430
  *Sparton Corp...........................................  11,200     151,200
  *Spirit Aerosystems Holdings, Inc. Class A.............. 185,389   2,897,630
 #*Spirit Airlines, Inc...................................   9,447     165,795
   SPX Corp...............................................  78,463   5,381,777
  *Standard Parking Corp..................................  18,468     421,994
   Standard Register Co. (The)............................  34,067      21,803
   Standex International Corp.............................  20,486     947,273
   Stanley Black & Decker, Inc............................ 132,097   9,154,322
  #Steelcase, Inc. Class A................................ 134,953   1,350,880
 #*Stericycle, Inc........................................  15,661   1,484,036
  *Sterling Construction Co., Inc.........................  23,323     207,575
   Sun Hydraulics Corp....................................  31,604     841,931
  *Supreme Industries, Inc. Class A.......................  13,890      49,171
 #*Swift Transportation Co................................ 104,152   1,015,482
  *SYKES Enterprises, Inc.................................  65,883     897,326
   Sypris Solutions, Inc..................................  26,299     165,684
  #TAL International Group, Inc...........................  52,580   1,795,081
  *Taser International, Inc...............................  82,399     643,536
  *Team, Inc..............................................  29,160     955,865
  *Tecumseh Products Co. Class A..........................  11,302      56,849
  *Tecumseh Products Co. Class B..........................   4,901      25,485
  *Teledyne Technologies, Inc.............................  48,937   3,133,436
   Tennant Co.............................................  23,807     890,858
 #*Terex Corp............................................. 170,016   3,833,861
  *Tetra Tech, Inc........................................  97,152   2,520,123
  #Textainer Group Holdings, Ltd..........................  67,265   2,031,403
  #Textron, Inc........................................... 186,989   4,713,993
  *Thermon Group Holdings, Inc............................   9,608     238,663
   Timken Co.............................................. 122,787   4,848,859
  #Titan International, Inc...............................  64,706   1,357,532
 #*Titan Machinery, Inc...................................  31,720     750,178
  *TMS International Corp. Class A........................   1,640      17,187
   Toro Co. (The).........................................  37,150   1,568,473
   Towers Watson & Co.....................................  37,357   2,006,444
  *TransDigm Group, Inc...................................  23,800   3,170,398
  *TRC Cos., Inc..........................................  29,408     212,032
  *Trex Co., Inc..........................................  22,983     803,026
  *Trimas Corp............................................  48,668   1,220,593
   Trinity Industries, Inc................................ 122,573   3,834,083
   Triumph Group, Inc.....................................  75,962   4,969,434
  *TrueBlue, Inc..........................................  63,679     831,011
  *Tufco Technologies, Inc................................   2,398      11,055
  *Tutor Perini Corp......................................  61,559     624,208
  #Twin Disc, Inc.........................................  22,040     334,126
   Tyco International, Ltd................................ 234,882   6,311,279
  *Ultralife Corp.........................................  19,679      60,415
   UniFirst Corp..........................................  23,167   1,611,728
   Union Pacific Corp..................................... 245,011  30,143,703
 #*United Continental Holdings, Inc....................... 215,852   4,146,517
   United Parcel Service, Inc. Class B....................  63,147   4,625,518
 #*United Rentals, Inc....................................  66,235   2,693,115
   United Stationers, Inc.................................  62,737   1,820,628
  #United Technologies Corp............................... 107,979   8,439,639
   Universal Forest Products, Inc.........................  29,064   1,118,964
  *Universal Power Group, Inc.............................   1,134       2,449
  *Universal Security Instruments, Inc....................   1,873       8,241
   Universal Truckload Services, Inc......................  21,121     334,557

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Industrials -- (Continued)
   URS Corp............................................... 118,810 $  3,977,759
 #*US Airways Group, Inc.................................. 154,577    1,882,748
   US Ecology, Inc........................................  27,745      658,389
  *USA Truck, Inc.........................................  14,166       40,373
 #*USG Corp............................................... 115,330    3,080,464
   UTi Worldwide, Inc..................................... 157,785    2,191,634
   Valmont Industries, Inc................................  33,595    4,538,684
  *Verisk Analytics, Inc. Class A.........................  27,360    1,395,360
  *Versar, Inc............................................  15,761       59,261
   Viad Corp..............................................  32,805      695,794
  *Vicor Corp.............................................  32,731      208,824
  *Virco Manufacturing Corp...............................  11,119       26,797
  *Volt Information Sciences, Inc.........................  23,850      166,950
   VSE Corp...............................................   6,890      162,948
   W.W. Grainger, Inc.....................................  13,523    2,723,667
  *WABCO Holdings, Inc....................................  27,768    1,626,372
   Wabtec Corp............................................  54,923    4,498,194
 #*Waste Connections, Inc................................. 169,287    5,557,692
  #Waste Management, Inc.................................. 163,325    5,347,260
  #Watsco, Inc............................................  36,877    2,520,543
   Watsco, Inc. Class B...................................   5,058      349,002
   Watts Water Technologies, Inc. Class A.................  44,965    1,808,942
  #Werner Enterprises, Inc................................ 111,045    2,571,802
 #*Wesco Aircraft Holdings, Inc...........................   2,269       30,291
 #*WESCO International, Inc...............................  70,361    4,565,022
  *Willdan Group, Inc.....................................   7,684       11,757
  *Willis Lease Finance Corp..............................   8,926      126,928
   Woodward, Inc..........................................  78,817    2,640,370
 #*XPO Logistics, Inc.....................................  12,572      172,614
   Xylem, Inc............................................. 126,611    3,071,583
                                                                   ------------
Total Industrials.........................................          954,676,963
                                                                   ------------
Information Technology -- (11.2%)
 #*3D Systems Corp........................................  56,048    2,438,088
  *Accelrys, Inc..........................................  84,053      752,274
   Accenture P.L.C. Class A...............................  51,686    3,484,153
 #*ACI Worldwide, Inc.....................................  39,257    1,534,949
 #*Active Network, Inc. (The).............................  11,076       98,133
   Activision Blizzard, Inc............................... 265,306    2,889,182
  *Actuate Corp...........................................  79,760      425,121
 #*Acxiom Corp............................................ 117,660    2,147,295
  *ADDvantage Technologies Group, Inc.....................   7,817       16,103
  *Adobe Systems, Inc.....................................  81,557    2,772,938
  #ADTRAN, Inc............................................  77,327    1,306,053
  *Advanced Energy Industries, Inc........................  60,027      708,919
 #*Advanced Micro Devices, Inc............................ 174,600      357,930
  *Advanced Photonix, Inc. Class A........................   1,915        1,206
 #*Advent Software, Inc...................................  53,105    1,152,378
  *Aehr Test Systems......................................   4,618        4,133
  *Aetrium, Inc...........................................   6,465        4,138
  *Agilysys, Inc..........................................  36,023      294,308
  *Akamai Technologies, Inc............................... 113,952    4,329,036
 #*Alliance Data Systems Corp.............................  11,750    1,680,838
  *Alpha & Omega Semiconductor, Ltd.......................  13,132      111,885
  #Altera Corp............................................  39,402    1,200,973
   Amdocs, Ltd............................................ 131,808    4,358,891
   American Software, Inc. Class A........................  41,689      341,433
 #*Amkor Technology, Inc.................................. 275,673    1,190,907
  #Amphenol Corp. Class A.................................  32,171    1,934,442
  *Amtech Systems, Inc....................................  11,796       37,983
  *ANADIGICS, Inc.........................................  86,345      126,064

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Information Technology -- (Continued)
   Analog Devices, Inc.................................... 105,678 $ 4,133,067
  *Analysts International Corp............................   7,333      26,765
  *Anaren, Inc............................................  21,628     389,953
 #*Ancestry.com, Inc......................................  51,142   1,616,087
  #Anixter International, Inc.............................  49,872   2,923,497
 #*ANSYS, Inc.............................................  43,080   3,053,510
  *AOL, Inc............................................... 149,239   5,123,375
   Apple, Inc............................................. 102,298  60,877,540
   Applied Materials, Inc................................. 567,626   6,016,836
  *Applied Micro Circuits Corp............................  89,147     517,053
  *Arris Group, Inc....................................... 176,635   2,426,965
 #*Arrow Electronics, Inc................................. 157,863   5,561,513
 #*Aruba Networks, Inc....................................  40,558     736,939
 #*AsiaInfo-Linkage, Inc..................................  46,753     467,530
 #*Aspen Technology, Inc..................................  14,132     350,191
   Astro-Med, Inc.........................................   6,436      52,968
  *Atmel Corp............................................. 173,893     811,211
  *ATMI, Inc..............................................  48,602     959,890
  *Autobytel, Inc.........................................   3,757      14,990
 #*Autodesk, Inc..........................................  41,500   1,321,360
   Automatic Data Processing, Inc.........................  61,357   3,545,821
   Avago Technologies, Ltd................................   2,797      92,385
  *Aviat Networks, Inc....................................  78,217     178,335
  *Avid Technology, Inc...................................  58,708     344,616
 #*Avnet, Inc............................................. 145,695   4,174,162
  #AVX Corp............................................... 222,886   2,193,198
   Aware, Inc.............................................  26,058     158,693
  *Axcelis Technologies, Inc..............................  47,595      43,621
  *AXT, Inc...............................................  45,551     146,219
   Badger Meter, Inc......................................  22,530     965,185
   Bel Fuse, Inc. Class A.................................   4,354      66,616
   Bel Fuse, Inc. Class B.................................  13,898     230,151
  *Benchmark Electronics, Inc.............................  86,360   1,279,855
   Black Box Corp.........................................  35,024     767,726
  #Blackbaud, Inc.........................................  36,337     863,730
  *Blonder Tongue Laboratories, Inc.......................     433         476
  *Blucora, Inc...........................................  62,056   1,089,083
  *BMC Software, Inc......................................  34,522   1,405,045
 #*Booz Allen Hamilton Holding Corp.......................  35,109     469,758
  *Bottomline Technologies, Inc...........................  50,033   1,170,772
   Broadcom Corp. Class A.................................  86,283   2,720,934
   Broadridge Financial Solutions, Inc....................  63,302   1,452,781
 #*BroadVision, Inc.......................................   6,453      51,237
  *Brocade Communications Systems, Inc.................... 710,588   3,766,116
   Brooks Automation, Inc.................................  95,446     689,120
  *Bsquare Corp...........................................  12,187      35,952
  *BTU International, Inc.................................  10,388      20,257
  #CA, Inc................................................ 276,469   6,226,082
   Cabot Microelectronics Corp............................  34,464   1,027,027
 #*CACI International, Inc. Class A.......................  43,130   2,175,046
 #*Cadence Design Systems, Inc............................ 106,862   1,352,873
  *CalAmp Corp............................................  18,800     166,944
 #*Calix, Inc.............................................  55,908     371,788
 #*Callidus Software, Inc.................................  31,383     145,617
  *Cardtronics, Inc.......................................  34,762     987,588
  *Cascade Microtech, Inc.................................  18,571      97,498
   Cass Information Systems, Inc..........................  15,654     656,998
  *CEVA, Inc..............................................  27,528     417,049
  *Checkpoint Systems, Inc................................  56,396     457,936
  *China Information Technology, Inc......................  20,716      18,852
  *Chyron International Corp..............................   5,035       3,776

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Information Technology -- (Continued)
  *CIBER, Inc............................................   106,998 $   333,834
  *Cinedigm Digital Cinema Corp. Class A.................    10,917      16,266
 #*Cirrus Logic, Inc.....................................    94,229   3,840,774
  *Cisco Systems, Inc.................................... 1,115,185  19,114,271
  *Citrix Systems, Inc...................................    32,097   1,983,916
  *Clearfield, Inc.......................................    20,285     101,425
  #Cognex Corp...........................................    64,915   2,366,801
  *Cognizant Technology Solutions Corp. Class A..........    31,155   2,076,481
  *Cogo Group, Inc.......................................    16,904      43,443
  *Coherent, Inc.........................................    35,331   1,612,860
   Cohu, Inc.............................................    34,325     302,060
   Communications Systems, Inc...........................    17,110     177,260
 #*CommVault Systems, Inc................................    19,732   1,232,658
  #Computer Sciences Corp................................   188,749   5,747,407
  *Computer Task Group, Inc..............................    30,089     561,160
  *Compuware Corp........................................   332,512   2,879,554
  *comScore, Inc.........................................    18,134     256,959
   Comtech Telecommunications Corp.......................    36,524     919,309
  *Comverse Technology, Inc..............................     1,479       9,747
 #*Concur Technologies, Inc..............................    28,597   1,893,979
   Concurrent Computer Corp..............................     9,010      47,122
  *Constant Contact, Inc.................................     1,967      24,273
   Convergys Corp........................................   178,498   3,000,551
  *CoreLogic, Inc........................................   163,836   3,899,297
   Corning, Inc..........................................   708,402   8,323,724
  *CoStar Group, Inc.....................................    36,021   2,986,141
  *Cray, Inc.............................................    59,526     724,431
 #*Cree, Inc.............................................   179,331   5,439,109
   Crexendo, Inc.........................................    10,564      24,297
  *CSG Systems International, Inc........................    52,701   1,086,168
   CSP, Inc..............................................     2,797      14,069
   CTS Corp..............................................    13,886     114,976
  *CyberOptics Corp......................................    10,031      75,232
  *Cymer, Inc............................................    52,773   4,205,480
   Cypress Semiconductor Corp............................    85,789     850,169
   Daktronics, Inc.......................................    61,386     538,355
  *Datalink Corp.........................................    27,202     221,424
  *Dataram Corp..........................................     5,453       3,163
 #*DealerTrack Holdings, Inc.............................    65,667   1,794,679
   Dell, Inc.............................................   211,492   1,952,071
 #*Demand Media, Inc.....................................    40,396     344,578
  *Dice Holdings, Inc....................................   100,155     884,369
  #Diebold, Inc..........................................    86,355   2,569,061
  *Digi International, Inc...............................    38,012     358,073
   Digimarc Corp.........................................     9,758     191,647
  *Digital River, Inc....................................    52,061     746,555
  *Diodes, Inc...........................................    67,739   1,026,923
  *Ditech Networks, Inc..................................    23,100      33,033
 #*Document Security Systems, Inc........................     3,628      10,086
 #*Dolby Laboratories, Inc. Class A......................    51,090   1,613,933
  *Dot Hill Systems Corp.................................    71,103      68,970
  *DSP Group, Inc........................................    31,722     174,471
   DST Systems, Inc......................................    68,421   3,902,734
  *DTS, Inc..............................................    27,939     586,160
  *Dynamics Research Corp................................    10,821      69,795
   EarthLink, Inc........................................   160,358   1,016,670
  *eBay, Inc.............................................   251,850  12,161,836
  #Ebix, Inc.............................................    57,542   1,253,840
  *Echelon Corp..........................................    19,608      64,902
  *EchoStar Corp. Class A................................    60,224   1,912,714
  *Edgewater Technology, Inc.............................    10,488      36,498

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Information Technology -- (Continued)
  *Elecsys Corp...........................................     376 $     1,199
   Electro Rent Corp......................................  35,848     563,531
   Electro Scientific Industries, Inc.....................  41,652     444,843
  *Electronic Arts, Inc................................... 144,139   1,780,117
  *Electronics for Imaging, Inc...........................  79,322   1,377,030
 #*eMagin Corp............................................  11,034      48,219
 #*EMC Corp............................................... 357,135   8,721,237
 #*EMCORE Corp............................................  25,071     116,580
  *Emulex Corp............................................ 127,928     890,379
  *Entegris, Inc.......................................... 216,242   1,775,347
  *Entorian Technologies, Inc.............................   1,977       5,536
  *Entropic Communications, Inc........................... 126,122     606,647
  *Envestnet, Inc.........................................  15,854     221,639
   EPIQ Systems, Inc......................................  52,347     639,157
  *ePlus, Inc.............................................  11,973     428,274
 #*Equinix, Inc...........................................  32,137   5,797,836
  *Euronet Worldwide, Inc.................................  75,662   1,535,182
  *Exar Corp..............................................  74,478     636,787
  *ExlService Holdings, Inc...............................  48,598   1,440,445
  *Extreme Networks....................................... 140,751     458,848
  *F5 Networks, Inc.......................................  22,500   1,855,800
  *Fabrinet...............................................  15,856     152,693
  #FactSet Research Systems, Inc..........................  15,644   1,416,564
   Fair Isaac Corp........................................  57,154   2,663,376
  *Fairchild Semiconductor International, Inc............. 202,497   2,381,365
  *FalconStor Software, Inc...............................  50,770     112,709
  *FARO Technologies, Inc.................................  22,486     903,937
  #FEI Co.................................................  56,399   3,104,765
   Fidelity National Information Services, Inc............ 297,338   9,773,500
 #*Finisar Corp........................................... 116,255   1,339,258
 #*First Solar, Inc.......................................  40,448     983,291
 #*Fiserv, Inc............................................ 101,033   7,571,413
  *FleetCor Technologies, Inc.............................     788      37,359
   FLIR Systems, Inc...................................... 101,629   1,974,651
  *FormFactor, Inc........................................  76,732     349,898
   Forrester Research, Inc................................  32,281     934,212
 #*Fortinet, Inc..........................................  24,220     469,141
  *Frequency Electronics, Inc.............................  10,710      89,857
 #*Gartner Group, Inc.....................................  35,704   1,657,023
   Genpact, Ltd........................................... 211,086   3,717,224
  *GigOptix, Inc..........................................   3,988       6,859
  *Global Cash Access Holdings, Inc....................... 100,421     707,968
   Global Payments, Inc...................................  86,339   3,690,992
  *Globalscape, Inc.......................................  11,741      24,186
  *Globecomm Systems, Inc.................................  34,672     376,191
  *Google, Inc. Class A...................................  29,049  19,746,639
  *GSE Systems, Inc.......................................  19,854      35,539
  *GSI Group, Inc.........................................  50,058     388,951
  *GSI Technology, Inc....................................  35,345     197,579
 #*GT Advanced Technologies, Inc.......................... 125,682     545,460
  *Guidance Software, Inc.................................  17,697     215,549
  *Hackett Group, Inc. (The)..............................  60,552     235,547
  *Harmonic, Inc.......................................... 165,784     719,503
   Harris Corp............................................  87,438   4,002,912
  *Hauppauge Digital, Inc.................................   5,400       4,968
  #Heartland Payment Systems, Inc.........................  43,083   1,123,605
   Hewlett-Packard Co..................................... 862,907  11,951,262
  *Hittite Microwave Corp.................................  34,812   1,971,752
 #*Hutchinson Technology, Inc.............................  31,174      43,644
  *I.D. Systems, Inc......................................  15,829      83,102
  #IAC/InterActiveCorp.................................... 165,687   8,010,966

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Information Technology -- (Continued)
  *Identive Group, Inc...................................    25,290 $    30,348
  *IEC Electronics Corp..................................     9,658      69,731
  *iGATE Corp............................................    65,972   1,058,851
  *iGo, Inc..............................................    28,914       7,518
  *Ikanos Communications, Inc............................    23,895      33,214
  *Imation Corp..........................................    54,588     249,467
  *Immersion Corp........................................    28,268     122,118
 #*Infinera Corp.........................................   163,991     806,836
  *Informatica Corp......................................    29,401     797,943
  *Infosonics Corp.......................................     4,740       4,456
 #*Ingram Micro, Inc. Class A............................   236,104   3,588,781
  *Innodata, Inc.........................................    31,335     112,493
  *Inphi Corp............................................    15,665     131,116
  *Insight Enterprises, Inc..............................    89,014   1,439,356
  *Integrated Device Technology, Inc.....................   216,713   1,178,919
  *Integrated Silicon Solution, Inc......................    40,799     348,831
  #Intel Corp............................................ 1,282,072  27,724,807
  *Intellicheck Mobilisa, Inc............................     7,700      11,319
  *Interactive Intelligence Group, Inc...................    20,026     635,024
  *Intermec, Inc.........................................    75,757     513,632
  *Internap Network Services Corp........................    86,821     594,724
   International Business Machines Corp..................   104,155  20,261,272
 #*International Rectifier Corp..........................    93,735   1,451,955
  *Interphase Corp.......................................     5,636      12,061
   Intersil Corp. Class A................................   184,464   1,300,471
  *inTEST Corp...........................................     3,806       9,211
  *Intevac, Inc..........................................    31,727     158,635
  *IntriCon Corp.........................................     8,894      43,847
   Intuit, Inc...........................................    34,988   2,078,987
  *Inuvo, Inc............................................     3,679       4,304
 #*IPG Photonics Corp....................................    66,639   3,537,198
  *Iteris, Inc...........................................    12,775      20,184
 #*Itron, Inc............................................    60,096   2,467,542
 #*Ixia..................................................   105,281   1,474,987
  *IXYS Corp.............................................    47,132     448,697
  #j2 Global, Inc........................................    72,037   2,163,991
   Jabil Circuit, Inc....................................   177,157   3,071,902
  #Jack Henry & Associates, Inc..........................    86,922   3,303,036
  *JDA Software Group, Inc...............................    64,842   2,473,074
  *JDS Uniphase Corp.....................................   247,660   2,399,825
  *Juniper Networks, Inc.................................   138,101   2,288,334
  *Kemet Corp............................................    64,457     292,635
  *Kenexa Corp...........................................    29,453   1,353,660
  *Key Tronic Corp.......................................    14,320     162,532
   Keynote Systems, Inc..................................    24,709     353,092
 #*KIT Digital, Inc......................................    64,550     179,449
  #KLA-Tencor Corp.......................................   120,499   5,605,613
  *Kopin Corp............................................    98,511     370,401
  *Kulicke & Soffa Industries, Inc.......................   107,871   1,106,756
  *KVH Industries, Inc...................................    21,644     299,120
 #*Lam Research Corp.....................................   210,202   7,441,151
  *Lattice Semiconductor Corp............................   178,231     691,536
  #Lender Processing Services, Inc.......................    41,151     992,151
  #Lexmark International, Inc. Class A...................   105,325   2,239,210
  *LGL Group, Inc. (The).................................     2,633      16,114
  *Limelight Networks, Inc...............................   150,081     316,671
   Linear Technology Corp................................    47,472   1,483,975
  *Lionbridge Technologies, Inc..........................    40,137     127,234
 #*Liquidity Services, Inc...............................    34,274   1,413,117
   Littlefuse, Inc.......................................    35,265   1,890,204
  *LogMeIn, Inc..........................................     7,012     173,056

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Information Technology -- (Continued)
  *LoJack Corp............................................  43,904 $   100,101
  *LookSmart, Ltd.........................................  13,372      10,965
   Loral Space & Communications, Inc......................  25,256   1,986,637
  *LSI Corp............................................... 266,959   1,828,669
  *LTX-Credence Corp......................................  73,246     407,980
  *Magnachip Semiconductor Corp...........................  16,963     190,834
  *Management Network Group, Inc..........................   3,573       8,325
  *Manhattan Associates, Inc..............................  33,551   2,013,060
  #ManTech International Corp. Class A....................  33,426     767,795
  #Marchex, Inc. Class B..................................  38,409     157,093
  *Market Leader, Inc.....................................  25,984     176,691
   Marvell Technology Group, Ltd.......................... 338,650   2,671,948
   MasterCard, Inc. Class A...............................  10,047   4,630,964
 #*Mattersight Corp.......................................   5,001      27,656
  *Mattson Technology, Inc................................  81,264      72,934
   Maxim Integrated Products, Inc......................... 149,481   4,114,465
  #MAXIMUS, Inc...........................................  56,400   3,112,152
  *MaxLinear, Inc. Class A................................   7,603      43,185
  *Measurement Specialties, Inc...........................  25,050     816,880
  *MEMC Electronic Materials, Inc......................... 267,457     673,992
  *MEMSIC, Inc............................................  22,265      38,964
 #*Mentor Graphics Corp................................... 170,912   2,652,554
  *Mercury Computer Systems, Inc..........................  44,384     363,727
   Mesa Laboratories, Inc.................................   5,140     250,678
   Methode Electronics, Inc...............................  53,279     539,183
   Micrel, Inc............................................  92,006     891,538
  #Microchip Technology, Inc..............................  81,692   2,561,044
 #*Micron Technology, Inc................................. 956,277   5,187,803
 #*MICROS Systems, Inc....................................  33,544   1,522,562
  *Microsemi Corp......................................... 136,063   2,612,410
   Microsoft Corp......................................... 928,949  26,507,560
 #*Mindspeed Technologies, Inc............................  44,306     151,083
  *MIPS Technologies, Inc.................................  85,368     596,722
   MKS Instruments, Inc...................................  79,941   1,889,006
   MOCON, Inc.............................................   8,521     128,923
  *ModusLink Global Solutions, Inc........................  57,190     167,567
  #Molex, Inc.............................................  68,519   1,779,438
   Molex, Inc. Class A....................................  91,846   1,969,178
  *MoneyGram International, Inc...........................  18,939     294,312
  *Monolithic Power Systems, Inc..........................  54,487   1,058,682
   Monotype Imaging Holdings, Inc.........................  55,350     847,408
 #*Monster Worldwide, Inc................................. 170,844   1,062,650
  *MoSys, Inc.............................................  49,600     200,384
   Motorola Solutions, Inc................................  63,769   3,295,582
  *Move, Inc..............................................  51,859     429,911
   MTS Systems Corp.......................................  24,108   1,215,284
  *Multi-Fineline Electronix, Inc.........................  34,615     731,761
  *Nanometrics, Inc.......................................  33,758     464,510
  *NAPCO Security Technologies, Inc.......................  12,622      42,536
  #National Instruments Corp..............................  36,646     863,380
  *NCI, Inc. Class A......................................  10,441      58,678
  *NCR Corp............................................... 134,305   2,858,010
  *NetApp, Inc............................................  59,282   1,594,686
 #*NETGEAR, Inc...........................................  60,275   2,140,365
  *NetList, Inc...........................................  31,529      34,682
 #*NetScout Systems, Inc..................................  62,995   1,557,866
 #*NetSuite, Inc..........................................  15,289     971,004
  *NeuStar, Inc. Class A..................................  56,098   2,052,626
  *Newport Corp...........................................  59,385     642,546
  *Newtek Business Services, Inc..........................  14,356      28,281
   NIC, Inc...............................................  37,300     533,390

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Information Technology -- (Continued)
  *Novatel Wireless, Inc..................................  40,698 $    67,152
 #*Nuance Communications, Inc............................. 212,058   4,720,411
 #*NumereX Corp. Class A..................................  16,698     191,693
  *NVIDIA Corp............................................ 406,868   4,870,210
 #*Oclaro, Inc............................................ 106,869     210,532
  *Official Payments Holdings, Inc........................  20,570     105,113
  *OmniVision Technologies, Inc...........................  80,595   1,152,508
 #*ON Semiconductor Corp.................................. 459,910   2,828,446
  *Online Resources Corp..................................  37,346     107,556
  *Onvia, Inc.............................................   1,484       5,758
  *Oplink Communications, Inc.............................  28,984     430,702
  #OPNET Technologies, Inc................................  26,817   1,137,845
   Optical Cable Corp.....................................   8,150      34,393
   Oracle Corp............................................ 517,147  16,057,414
 #*OSI Systems, Inc.......................................  29,244   2,317,587
  *Overland Storage, Inc..................................   1,066       1,770
  *PAR Technology Corp....................................  17,200      92,020
  *Parametric Technology Corp............................. 152,394   3,075,311
   Park Electrochemical Corp..............................  29,592     734,473
 #*ParkerVision, Inc......................................   3,828       5,972
  #Paychex, Inc...........................................  55,438   1,797,854
   PC Connection, Inc.....................................  37,385     384,692
  *PC Mall, Inc...........................................  12,993      82,635
   PC-Tel, Inc............................................  30,780     200,686
  *PDF Solutions, Inc.....................................  41,437     548,626
  *Perceptron, Inc........................................  10,412      54,975
  *Perficient, Inc........................................  47,623     541,474
  *Performance Technologies, Inc..........................   5,773       6,870
  *Pericom Semiconductor Corp.............................  34,672     268,015
  *Pervasive Software, Inc................................  16,603     142,454
  *Photronics, Inc........................................  89,897     439,596
  *Pixelworks, Inc........................................  17,504      40,784
  *Planar Systems, Inc....................................  19,314      25,494
  #Plantronics, Inc.......................................  66,221   2,148,209
  *Plexus Corp............................................  53,956   1,451,956
  *PLX Technology, Inc....................................  55,424     239,986
 #*PMC-Sierra, Inc........................................ 353,368   1,653,762
 #*Polycom, Inc........................................... 130,217   1,304,774
   Power Integrations, Inc................................  42,415   1,254,636
 #*Power-One, Inc......................................... 194,055     782,042
  *Presstek, Inc..........................................  30,818      15,255
  *PRGX Global, Inc.......................................  35,819     280,105
  *Progress Software Corp.................................  96,202   1,897,103
  *PROS Holdings, Inc.....................................  23,192     448,301
   Pulse Electronics Corp.................................  37,317      20,524
   QAD, Inc. Class A......................................  13,973     170,890
   QAD, Inc. Class B......................................   4,740      56,880
  *QLogic Corp............................................ 148,420   1,392,180
   QUALCOMM, Inc.......................................... 214,176  12,545,359
  *Qualstar Corp..........................................   8,094      11,251
  *Quantum Corp........................................... 185,179     194,438
 #*QuickLogic Corp........................................  18,388      48,177
  *QuinStreet, Inc........................................  15,854      97,026
  *Rackspace Hosting, Inc.................................  20,042   1,276,475
  *Radisys Corp...........................................  40,860     116,042
  *Rainmaker Systems, Inc.................................  16,080      15,758
 #*RealD, Inc.............................................  38,278     357,899
  *RealNetworks, Inc......................................  50,719     383,943
  *Red Hat, Inc...........................................  56,958   2,800,625
  *Reis, Inc..............................................  16,269     190,266
  *Relm Wireless Corp.....................................   4,040       6,787

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Information Technology -- (Continued)
 #*Remark Media, Inc......................................   1,990 $    2,229
  *Responsys, Inc.........................................  13,129    117,373
   RF Industries, Ltd.....................................  10,694     47,161
  *RF Micro Devices, Inc.................................. 385,412  1,699,667
   Richardson Electronics, Ltd............................  20,031    233,361
   Rimage Corp............................................  13,779     82,398
 #*Riverbed Technology, Inc...............................  55,540  1,025,824
  *Rofin-Sinar Technologies, Inc..........................  40,182    731,714
  *Rogers Corp............................................  24,483    964,875
 #*Rosetta Stone, Inc.....................................  31,721    371,453
  *Rovi Corp..............................................  49,536    670,222
 #*Rubicon Technology, Inc................................  33,298    289,360
  *Rudolph Technologies, Inc..............................  47,778    454,369
  *Saba Software, Inc.....................................  28,390    286,171
  *SAIC, Inc.............................................. 341,562  3,753,766
 #*Salesforce.com, Inc....................................  19,400  2,832,012
  *Sandisk Corp........................................... 124,559  5,201,584
  *Sanmina-SCI Corp....................................... 115,500  1,026,795
  *Sapient Corp........................................... 142,113  1,460,922
  *ScanSource, Inc........................................  39,560  1,157,130
  *Scientific Learning Corp...............................  11,264      9,800
  *SeaChange International, Inc...........................  52,851    478,302
   Seagate Technology..................................... 292,776  7,998,640
  *Selectica, Inc.........................................     538      2,921
 #*Semtech Corp........................................... 103,951  2,595,656
  *Sevcon, Inc............................................   1,585      6,609
  *ShoreTel, Inc..........................................  68,310    302,613
  *Sigma Designs, Inc.....................................  51,332    304,912
 #*Silicon Graphics International Corp....................  34,226    264,225
  *Silicon Image, Inc..................................... 114,681    504,596
  *Silicon Laboratories, Inc..............................  62,131  2,511,335
  #*Skyworks Solutions, Inc............................... 101,082  2,365,319
  *Smith Micro Software, Inc..............................  43,203     54,004
  *SMTC Corp..............................................   1,900      5,320
 #*SolarWinds, Inc........................................  28,047  1,418,898
  #Solera Holdings, Inc...................................  13,296    622,386
 #*Sonic Foundry, Inc.....................................     619      4,878
  *Sonus Networks, Inc.................................... 411,684    765,732
  *Soundbite Communications, Inc..........................   2,720      6,392
 #*Sourcefire, Inc........................................  28,664  1,226,533
  *Spansion, Inc. Class A.................................  90,173  1,000,019
 #*Spark Networks, Inc....................................  20,866    136,881
  *Spire Corp.............................................   8,159      4,487
 #*SS&C Technologies Holdings, Inc........................ 101,179  2,431,331
  *Stamps.com, Inc........................................  19,486    536,255
  *StarTek, Inc...........................................  16,081     46,635
 #*STEC, Inc..............................................  66,370    389,592
 #*STR Holdings, Inc......................................   3,848      8,273
 #*Stratasys, Inc.........................................  24,711  1,647,482
 #*SunPower Corp..........................................  22,887     98,643
  *Super Micro Computer, Inc..............................  63,141    499,445
  *Supertex, Inc..........................................  17,196    328,616
  *Support.com, Inc.......................................  67,580    313,571
  *Sycamore Networks, Inc.................................  42,435    245,274
 #*Symantec Corp.......................................... 185,087  3,366,733
  *Symmetricom, Inc.......................................  62,080    381,792
 #*Synaptics, Inc.........................................  51,569  1,194,338
  *SYNNEX Corp............................................  56,965  1,845,096
  *Synopsys, Inc..........................................  98,578  3,174,212
   Syntel, Inc............................................  20,935  1,247,935
  *Take-Two Interactive Software, Inc..................... 133,532  1,488,882

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Information Technology -- (Continued)
  *TE Connectivity, Ltd................................... 211,776 $ 6,814,952
 #*Tech Data Corp.........................................  64,197   2,844,569
  *TechTarget, Inc........................................  49,891     238,479
  *TeleCommunication Systems, Inc. Class A................  68,027     144,217
  *TeleNav, Inc...........................................  51,757     364,369
  *TeleTech Holdings, Inc.................................  84,820   1,428,369
   Tellabs, Inc........................................... 553,536   1,616,325
   Telular Corp...........................................  23,893     238,691
  *Teradata Corp..........................................  30,060   2,053,399
 #*Teradyne, Inc.......................................... 287,168   4,198,396
   Tessco Technologies, Inc...............................  14,125     293,800
   Tessera Technologies, Inc..............................  75,277   1,066,675
  #Texas Instruments, Inc................................. 148,207   4,163,135
   TheStreet, Inc.........................................  30,782      49,867
 #*THQ, Inc...............................................   6,982      19,759
  *TIBCO Software, Inc....................................  51,980   1,310,416
  *TNS, Inc...............................................  36,098     516,923
   Total System Services, Inc............................. 197,194   4,434,893
  *Transact Technologies, Inc.............................  10,841      83,909
 #*Trimble Navigation, Ltd................................  22,795   1,075,468
  *Trio-Tech International................................   3,963       7,015
  *TriQuint Semiconductor, Inc............................ 211,108     992,208
  *TSR, Inc...............................................     751       3,192
  *TTM Technologies, Inc.................................. 106,187     955,683
 #*Tyler Technologies, Inc................................  31,179   1,490,668
 #*Ultimate Software Group, Inc...........................   6,001     608,261
  *Ultra Clean Holdings...................................  31,297     144,905
  *Ultratech, Inc.........................................  40,627   1,255,781
  *Unisys Corp............................................  41,152     701,642
  #United Online, Inc..................................... 139,112     745,640
  *Unwired Planet, Inc....................................  77,315     109,014
  *USA Technologies, Inc..................................  16,331      24,496
  *UTStarcom Holdings Corp................................ 117,879     116,700
 #*ValueClick, Inc........................................ 123,420   2,057,411
 #*Veeco Instruments, Inc.................................  59,656   1,831,439
 #*VeriFone Systems, Inc..................................  34,850   1,032,954
 #*Verint Systems, Inc....................................   9,344     254,811
 #*VeriSign, Inc..........................................  39,976   1,481,910
 #*ViaSat, Inc............................................  58,418   2,268,955
  *Viasystems Group, Inc..................................  18,213     278,841
  *Vicon Industries, Inc..................................   3,400      10,030
  *Video Display Corp.....................................  10,670      37,985
  *Virtusa Corp...........................................  54,146     929,145
  #Visa, Inc.............................................. 232,750  32,296,390
 #*Vishay Intertechnology, Inc............................ 228,400   1,891,152
  *Vishay Precision Group, Inc............................  24,604     321,082
 #*VistaPrint NV..........................................  36,517   1,112,673
 #*VMware, Inc. Class A...................................   8,843     749,621
  *Volterra Semiconductor Corp............................  32,522     590,925
 #*Wave Systems Corp. Class A.............................   8,000       5,840
   Wayside Technology Group, Inc..........................   5,310      65,738
  *Web.com Group, Inc.....................................  69,462   1,096,110
  *WebMD Health Corp......................................   1,891      28,195
  *WebMediaBrands, Inc....................................     942       2,214
  *Websense, Inc..........................................  17,109     226,181
  *Westell Technologies, Inc. Class A.....................  69,684     142,155
   Western Digital Corp................................... 226,163   7,741,559
   Western Union Co. (The)................................  89,952   1,142,390
 #*WEX, Inc...............................................  43,750   3,227,875
  *Wireless Ronin Technologies, Inc.......................   1,905       1,467
  *Wireless Telecom Group, Inc............................   9,995      12,094

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Information Technology -- (Continued)
  *WPCS International, Inc..............................     6,800 $      3,468
  #Xerox Corp........................................... 1,366,443    8,799,893
  #Xilinx, Inc..........................................   109,234    3,578,506
  *XO Group, Inc........................................    42,210      339,790
   Xyratex, Ltd.........................................    43,595      360,531
  *Yahoo!, Inc..........................................   592,742    9,963,993
 #*Zebra Technologies Corp. Class A.....................    64,319    2,310,982
  *Zix Corp.............................................    67,204      194,892
  *Zygo Corp............................................    29,601      551,171
                                                                   ------------
Total Information Technology............................            884,663,974
                                                                   ------------
Materials -- (4.6%)
   A. Schulman, Inc.....................................    44,518    1,142,332
 #*A.M. Castle & Co.....................................    34,107      414,400
  *AEP Industries, Inc..................................     8,759      559,963
   Air Products & Chemicals, Inc........................    35,450    2,748,438
   Airgas, Inc..........................................    56,913    5,063,550
   Albemarle Corp.......................................    39,910    2,199,440
  #Alcoa, Inc........................................... 1,068,585    9,157,773
  #Allegheny Technologies, Inc..........................    70,605    1,860,442
  *Allied Nevada Gold Corp..............................    17,205      635,209
  #AMCOL International Corp.............................    48,615    1,535,262
  *American Biltrite, Inc...............................        36       18,000
  *American Pacific Corp................................     8,129      107,465
   American Vanguard Corp...............................    41,677    1,489,119
  #AptarGroup, Inc......................................    84,980    4,357,774
 #*Arabian American Development Co......................    13,281      113,420
   Ashland, Inc.........................................    85,486    6,082,329
   Balchem Corp.........................................    23,616      822,545
   Ball Corp............................................    55,054    2,357,963
  #Bemis Co., Inc.......................................   158,083    5,224,643
   Boise, Inc...........................................   169,459    1,421,761
   Buckeye Technologies, Inc............................    65,103    1,705,699
   Cabot Corp...........................................   100,225    3,584,046
  *Calgon Carbon Corp...................................    87,557    1,084,831
  #Carpenter Technology Corp............................    62,730    3,049,305
   Celanese Corp. Class A...............................    27,600    1,048,524
  *Century Aluminum Co..................................   124,240      888,316
   CF Industries Holdings, Inc..........................    43,083    8,840,201
  #Chase Corp...........................................    11,789      217,271
  *Chemtura Corp........................................   149,368    2,379,432
  *Clearwater Paper Corp................................    33,426    1,321,664
  #Cliffs Natural Resources, Inc........................    51,572    1,870,516
 #*Coeur d'Alene Mines Corp.............................   145,280    4,490,605
   Commercial Metals Co.................................   178,891    2,461,540
  #Compass Minerals International, Inc..................    13,558    1,069,048
  *Contango ORE, Inc....................................     1,821       12,292
  *Continental Materials Corp...........................     1,019       12,447
  *Core Molding Technologies, Inc.......................    11,130       78,133
 #*Crown Holdings, Inc..................................    37,000    1,415,250
   Cytec Industries, Inc................................    73,731    5,074,167
   Deltic Timber Corp...................................    16,051    1,089,221
  #Domtar Corp..........................................    59,170    4,718,808
   Dow Chemical Co. (The)...............................   494,941   14,501,771
   E.I. du Pont de Nemours & Co.........................   117,889    5,248,418
  #Eagle Materials, Inc.................................    69,674    3,690,632
   Eastman Chemical Co..................................    66,655    3,948,642
   Ecolab, Inc..........................................    61,063    4,249,985
  *Ferro Corp...........................................   115,227      303,047
 #*Flotek Industries, Inc...............................     5,709       63,427
   FMC Corp.............................................    45,000    2,408,400

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Materials -- (Continued)
   Freeport-McMoRan Copper & Gold, Inc..................... 228,481 $ 8,883,341
   Friedman Industries, Inc................................  13,567     145,574
   FutureFuel Corp.........................................   1,509      17,791
 #*General Moly, Inc....................................... 114,643     424,179
   Georgia Gulf Corp.......................................  51,327   1,816,463
  #Globe Specialty Metals, Inc............................. 116,022   1,743,811
 #*Golden Minerals Co......................................  19,506      85,241
  *Graphic Packaging Holding Co............................ 540,426   3,199,322
   Greif, Inc. Class A.....................................  36,693   1,539,638
  #Greif, Inc. Class B.....................................  28,377   1,285,478
   H.B. Fuller Co..........................................  78,894   2,398,378
   Hawkins, Inc............................................  15,743     615,551
   Haynes International, Inc...............................  18,018     913,152
  *Headwaters, Inc.........................................  76,455     549,711
  #Hecla Mining Co......................................... 442,737   2,913,209
  *Horsehead Holding Corp..................................  65,919     596,567
   Huntsman Corp........................................... 386,450   5,812,208
   Innophos Holdings, Inc..................................  33,918   1,616,193
  *Innospec, Inc...........................................  36,334   1,176,495
   International Flavors & Fragrances, Inc.................  17,200   1,111,464
   International Paper Co.................................. 256,800   9,201,144
 #*Intrepid Potash, Inc.................................... 102,060   2,217,764
  #Kaiser Aluminum Corp....................................  29,817   1,806,314
  *KapStone Paper & Packaging Corp.........................  71,061   1,561,210
   KMG Chemicals, Inc......................................  16,170     276,184
   Koppers Holdings, Inc...................................  15,719     561,168
  *Kraton Performance Polymers, Inc........................  43,846     956,720
  #Kronos Worldwide, Inc...................................  67,337     898,949
  *Landec Corp.............................................  41,024     443,880
 #*Louisiana-Pacific Corp.................................. 217,242   3,430,251
  *LSB Industries, Inc.....................................  34,916   1,406,067
  *LyondellBasell Industries NV Class A....................  92,925   4,961,266
  #Martin Marietta Materials, Inc..........................  54,831   4,513,140
  *Material Sciences Corp..................................   8,954      78,437
   Materion Corp...........................................  28,518     597,452
 #*McEwen Mining, Inc...................................... 147,454     716,626
   MeadWestvaco Corp....................................... 177,786   5,278,466
  *Mercer International, Inc...............................  77,162     539,362
  *Metals USA Holdings Corp................................  58,973     859,826
  #Minerals Technologies, Inc..............................  26,910   1,928,371
 #*Mines Management, Inc...................................  13,118      15,742
  *Mod-Pac Corp............................................   3,434      23,042
 #*Molycorp, Inc...........................................  13,274     138,050
   Monsanto Co.............................................  66,246   5,701,793
  *Mosaic Co. (The)........................................  47,634   2,493,164
   Myers Industries, Inc...................................  51,275     760,408
   Neenah Paper, Inc.......................................  25,524     661,072
  #NewMarket Corp..........................................  16,011   4,343,944
  *Newmont Mining Corp..................................... 204,471  11,153,893
   Noranda Aluminum Holding Corp...........................  38,891     238,402
  *Northern Technologies International Corp................   5,900      65,549
   Nucor Corp.............................................. 185,428   7,441,226
  #Olin Corp............................................... 121,950   2,529,243
   Olympic Steel, Inc......................................  15,489     278,802
  *OM Group, Inc...........................................  46,438     939,441
  *Omnova Solutions, Inc...................................  73,595     576,985
 #*Owens-Illinois, Inc..................................... 180,971   3,527,125
   P.H. Glatfelter Co......................................  63,321   1,127,747
   Packaging Corp. of America.............................. 121,239   4,276,100
  *Penford Corp............................................  22,102     170,185
  #PolyOne Corp............................................ 140,565   2,660,895

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Materials -- (Continued)
   PPG Industries, Inc..................................    24,442 $  2,861,669
  #Praxair, Inc.........................................    34,453    3,659,253
   Quaker Chemical Corp.................................    19,097    1,011,950
  #Reliance Steel & Aluminum Co.........................   116,824    6,348,216
  *Resolute Forest Products.............................     2,747       33,513
  #Rock-Tenn Co. Class A................................    68,181    4,990,167
   Rockwood Holdings, Inc...............................    98,930    4,540,887
   Royal Gold, Inc......................................    72,115    6,351,889
   RPM International, Inc...............................   169,023    4,506,153
  *RTI International Metals, Inc........................    47,769    1,088,656
  #Schnitzer Steel Industries, Inc. Class A.............    33,292      949,155
   Schweitzer-Mauduit International, Inc................    48,174    1,687,535
  #Scotts Miracle-Gro Co. Class A (The).................    33,010    1,413,158
  #Sealed Air Corp......................................   290,192    4,706,914
  *Senomyx, Inc.........................................    26,984       46,952
   Sensient Technologies Corp...........................    76,236    2,773,466
   Sherwin-Williams Co. (The)...........................    19,100    2,723,278
  #Sigma-Aldrich Corp...................................    22,268    1,561,878
  #Silgan Holdings, Inc.................................    38,508    1,667,781
  *Silver Bull Resources, Inc...........................     8,400        4,082
 #*Solitario Exploration & Royalty Corp.................     2,615        4,184
  #Sonoco Products Co...................................   128,309    3,994,259
  #Southern Copper Corp.................................    25,873      985,761
  *Spartech Corp........................................    39,657      339,464
  #Steel Dynamics, Inc..................................   327,560    4,143,634
   Stepan Co............................................    15,980    1,530,884
 #*Stillwater Mining Co.................................   163,299    1,699,943
  *SunCoke Energy, Inc..................................    88,709    1,425,554
   Synalloy Corp........................................    11,860      163,312
 #*Texas Industries, Inc................................    45,629    1,967,979
  #Titanium Metals Corp.................................   238,368    2,791,289
   Tredegar Corp........................................    33,747      572,687
  *United States Lime & Minerals, Inc...................     8,386      367,391
  #United States Steel Corp.............................   151,833    3,095,875
  *Universal Stainless & Alloy Products, Inc............    10,522      361,957
  #Valhi, Inc...........................................   118,994    1,492,185
  #Valspar Corp.........................................   131,883    7,389,404
  *Verso Paper Corp.....................................    34,197       43,088
   Vulcan Materials Co..................................   138,741    6,377,924
  #Walter Energy, Inc...................................    11,800      412,528
   Wausau Paper Corp....................................    80,348      664,478
  #Westlake Chemical Corp...............................    89,408    6,800,372
  #Worthington Industries, Inc..........................   109,934    2,376,773
  *WR Grace & Co........................................    39,559    2,538,105
   Zep, Inc.............................................    31,221      447,397
 #*Zoltek Cos., Inc.....................................    50,213      343,959
                                                                   ------------
Total Materials.........................................            361,593,575
                                                                   ------------
Other -- (0.0%)
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares.........     7,873           --
 .*Concord Camera Corp. Escrow Shares...................     2,339           --
 .*Cubist Pharmaceuticals, Inc. Escrow Shares...........     4,235           --
 .*Gerber Scientific, Inc. Escrow Shares................    30,731           --
 .*Price Communications Liquidation Trust...............    11,700           --
 .*Softbrands, Inc. Escrow Shares.......................    14,700           --
 .*Voyager Learning Co. Escrow Shares...................     7,226           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (2.9%)....................
  #AT&T, Inc............................................ 2,989,398  103,403,277
   Atlantic Tele-Network, Inc...........................    22,211      920,424

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Telecommunication Services -- (Continued)
 #*Boingo Wireless, Inc.................................    16,070 $    117,632
  *Cbeyond, Inc.........................................    43,854      335,922
   CenturyLink, Inc.....................................   303,450   11,646,411
 #*Cincinnati Bell, Inc.................................   195,742    1,019,816
   Consolidated Communications Holdings, Inc............    51,524      795,531
  *Crown Castle International Corp......................    29,691    1,981,874
  #Frontier Communications Corp.........................   972,105    4,588,336
  *General Communications, Inc. Class A.................    64,916      567,366
  *Hawaiian Telcom Holdco, Inc..........................       367        6,265
   HickoryTech Corp.....................................    18,210      193,936
   IDT Corp. Class B....................................    29,376      297,285
 #*Iridium Communications, Inc..........................   104,650      773,364
 #*Leap Wireless International, Inc.....................    89,942      480,290
 #*Level 3 Communications, Inc..........................    72,582    1,487,931
   Lumos Networks Corp..................................    22,819      179,586
 #*MetroPCS Communications, Inc.........................   296,305    3,025,274
  *Neutral Tandem, Inc..................................    47,776      220,725
 #*NII Holdings, Inc....................................   116,994      932,442
   NTELOS Holdings Corp.................................    23,230      354,258
  *ORBCOMM, Inc.........................................    62,221      217,774
  *Premiere Global Services, Inc........................    87,044      739,874
   Primus Telecommunications Group, Inc.................     5,557       81,299
 #*SBA Communications Corp..............................    23,603    1,572,668
   Shenandoah Telecommunications Co.....................    33,195      521,825
  *Sprint Nextel Corp................................... 2,576,737   14,275,123
   Telephone & Data Systems, Inc........................   157,326    3,912,698
 #*tw telecom, Inc......................................   117,288    2,987,325
 #*United States Cellular Corp..........................    45,025    1,665,475
   USA Mobility, Inc....................................    33,099      365,744
   Verizon Communications, Inc.......................... 1,386,217   61,880,727
  *Vonage Holdings Corp.................................     2,900        6,583
   Warwick Valley Telephone Co..........................     9,033      118,694
  #Windstream Corp......................................   427,884    4,082,013
                                                                   ------------
Total Telecommunication Services........................            225,755,767
                                                                   ------------
Utilities -- (2.1%)
  *AES Corp. (The)......................................   472,016    4,932,567
   AGL Resources, Inc...................................    51,100    2,086,413
   ALLETE, Inc..........................................    38,450    1,600,289
   Alliant Energy Corp..................................    36,568    1,634,590
   Ameren Corp..........................................    50,996    1,676,748
  #American Electric Power Co., Inc.....................    58,603    2,604,317
   American States Water Co.............................    19,252      847,473
  #American Water Works Co., Inc........................    33,369    1,225,977
   Aqua America, Inc....................................    77,676    1,972,194
   Artesian Resources Corp. Class A.....................     5,797      133,389
   Atmos Energy Corp....................................    51,765    1,861,987
   Avista Corp..........................................    59,496    1,512,388
   Black Hills Corp.....................................    44,748    1,600,636
 #*Cadiz, Inc...........................................     5,844       50,258
   California Water Service Group.......................    54,764    1,008,753
  *Calpine Corp.........................................   370,649    6,523,422
   CenterPoint Energy, Inc..............................    86,557    1,875,690
   CH Energy Group, Inc.................................    20,779    1,351,258
   Chesapeake Utilities Corp............................    10,903      512,114
   Cleco Corp...........................................    39,747    1,715,083
   CMS Energy Corp......................................    72,197    1,755,831
   Connecticut Water Services, Inc......................    10,390      318,246
  #Consolidated Edison, Inc.............................    35,814    2,162,449
   Consolidated Water Co., Ltd..........................    17,009      133,521
   Delta Natural Gas Co., Inc...........................     5,328      104,748

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares     Value+
                                                           --------- ----------
Utilities -- (Continued)
   Dominion Resources, Inc................................    70,752 $3,734,291
   DTE Energy Co..........................................    35,764  2,220,944
   Duke Energy Corp.......................................    83,692  5,497,727
 #*Dynegy, Inc............................................     1,078     20,159
   Edison International, Inc..............................    50,348  2,363,335
   El Paso Electric Co....................................    39,751  1,351,136
  #Empire District Electric Co. (The).....................    43,310    940,260
   Entergy Corp...........................................    23,057  1,673,477
   Exelon Corp............................................   107,986  3,863,739
   FirstEnergy Corp.......................................    51,922  2,373,874
   Gas Natural, Inc.......................................     5,156     51,457
   Genie Energy, Ltd. Class B.............................    32,165    225,477
  *GenOn Energy, Inc...................................... 1,052,318  2,704,457
  #Great Plains Energy, Inc...............................    77,767  1,745,091
   Hawaiian Electric Industries, Inc......................    52,901  1,369,078
   IDACORP, Inc...........................................    36,703  1,641,358
  #Integrys Energy Group, Inc.............................    29,499  1,594,126
  #ITC Holdings Corp......................................    29,604  2,357,070
   Laclede Group, Inc. (The)..............................    21,294    886,682
   MDU Resources Group, Inc...............................    46,015    999,906
   MGE Energy, Inc........................................    23,288  1,225,880
   Middlesex Water Co.....................................    17,687    342,067
  #National Fuel Gas Co...................................    17,489    921,670
  #New Jersey Resources Corp..............................    36,063  1,603,361
   NextEra Energy, Inc....................................    49,821  3,490,459
   NiSource, Inc..........................................    60,500  1,540,935
   Northeast Utilities, Inc...............................    86,388  3,395,048
   Northwest Natural Gas Co...............................    28,392  1,321,080
   NorthWestern Corp......................................    39,353  1,409,231
  #NRG Energy, Inc........................................   238,476  5,141,543
  #NV Energy, Inc.........................................   131,215  2,494,397
   OGE Energy Corp........................................    33,996  1,957,490
   ONEOK, Inc.............................................   120,513  5,700,265
  #Ormat Technologies, Inc................................    65,592  1,248,216
   Otter Tail Corp........................................    33,939    818,948
  #Pepco Holdings, Inc....................................    48,412    961,946
   PG&E Corp..............................................    48,207  2,049,762
  #Piedmont Natural Gas Co................................    41,202  1,313,108
   Pinnacle West Capital Corp.............................    23,500  1,244,795
  #PNM Resources, Inc.....................................    84,252  1,867,024
   Portland General Electric Co...........................    72,178  1,977,677
   PPL Corp...............................................    70,270  2,078,587
  #Public Service Enterprise Group, Inc...................   212,226  6,799,721
   Questar Corp...........................................   214,038  4,332,129
   RGC Resources, Inc.....................................     2,942     52,662
   SCANA Corp.............................................    25,601  1,256,497
   Sempra Energy..........................................    28,400  1,980,900
   SJW Corp...............................................    26,109    632,882
   South Jersey Industries, Inc...........................    31,715  1,604,462
   Southern Co. (The).....................................   109,357  5,122,282
   Southwest Gas Corp.....................................    40,916  1,778,619
  *Synthesis Energy Systems, Inc..........................    45,358     58,512
   TECO Energy, Inc.......................................    96,411  1,722,865
   UGI Corp...............................................    91,199  2,944,816
   UIL Holdings Corp......................................    49,582  1,793,381
   Unitil Corp............................................    15,533    413,022
   UNS Energy Corp........................................    42,822  1,825,930
   Vectren Corp...........................................    47,566  1,406,527
  #Westar Energy, Inc.....................................    72,321  2,147,934
   WGL Holdings, Inc......................................    33,890  1,347,805
   Wisconsin Energy Corp..................................    45,359  1,744,961

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       Shares        Value+
                                                     ----------- --------------
Utilities -- (Continued)
   Xcel Energy, Inc.................................      82,054 $    2,318,026
   York Water Co....................................      13,028        226,296
                                                                 --------------
Total Utilities.....................................                164,427,703
                                                                 --------------
TOTAL COMMON STOCKS.................................              6,899,484,824
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc................................         212         14,911
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
 .*Allos Therapeutics, Inc. Contingent Value Rights.      38,881            389
 .*Camco Financial Corp. Rights 11/01/12............       4,832            483
 .*Capital Bank Corp. Contingent Value Rights.......       7,309             --
  *Capital Bank Financial Corp. Contingent Value
    Rights..........................................      13,882          3,054
 .*CVR Energy, Inc. Contingent Value Rights.........     123,987             --
  *Dynegy, Inc......................................      16,814         27,238
 .*Emergent Biosolutions, Inc. Contingent Value
    Rights..........................................       4,801             --
  *FieldPoint Petroleum Corp. Warrants 03/23/17.....       9,928         10,325
 .*PhotoMedex, Inc. Contingent Value Warrants.......         888             --
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17....         813             --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17....         813             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                     41,489
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................  25,908,240     25,908,240
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund..................  81,993,994    948,670,516
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $2,920,082
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $2,928,869) to be repurchased at
     $2,834,983..................................... $     2,835      2,834,959
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                951,505,475
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,883,487,825)............................             $7,876,954,939
                                                                 ==============

                         U.S. VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                              Shares   Value+
                                                              ------ ----------
COMMON STOCKS -- (87.3%)
Consumer Discretionary -- (13.9%)
  *1-800-FLOWERS.COM, Inc. Class A........................... 33,345 $  121,043
   A.H. Belo Corp. Class A................................... 21,443    107,215
   Aaron's, Inc.............................................. 61,802  1,905,356
   Abercrombie & Fitch Co. Class A...........................  9,837    300,815
  #Advance Auto Parts, Inc...................................  5,300    375,982
  *Aeropostale, Inc.......................................... 25,947    310,067
  *AFC Enterprises, Inc......................................  9,550    241,806
  *Aldila, Inc...............................................  1,927      5,742
   Ambassadors Group, Inc.................................... 17,553     89,871
  *AMC Networks, Inc. Class A................................  2,611    121,986
  #Amcon Distributing Co.....................................    438     27,585
  *American Apparel, Inc..................................... 39,246     41,601
   American Eagle Outfitters, Inc............................ 95,199  1,986,803
  #American Greetings Corp. Class A.......................... 21,500    369,155
 #*American Public Education, Inc............................  4,170    151,913
  *America's Car-Mart, Inc................................... 10,824    453,093
   Ameristar Casinos, Inc.................................... 17,244    314,703
  *ANN, Inc.................................................. 17,170    603,697
 #*Apollo Group, Inc. Class A................................  1,600     32,128
   Arbitron, Inc.............................................  6,700    243,612
  *Arctic Cat, Inc........................................... 11,890    431,250
   Ark Restaurants Corp......................................  3,403     57,443
  *Asbury Automotive Group, Inc.............................. 29,653    940,593
  *Ascena Retail Group, Inc.................................. 74,986  1,484,723
  *Ascent Capital Group, Inc. Class A........................ 13,641    810,957
 #*AutoNation, Inc........................................... 23,388  1,038,427
  *Ballantyne Strong, Inc.................................... 13,009     52,426
 #*Bally Technologies, Inc................................... 16,084    802,913
 #*Barnes & Noble, Inc....................................... 66,229  1,115,296
   Bassett Furniture Industries, Inc......................... 10,687    122,580
  *Beasley Broadcast Group, Inc. Class A.....................  6,377     30,992
 #*Beazer Homes USA, Inc..................................... 16,707    275,498
   bebe stores, Inc.......................................... 79,250    320,963
  *Bed Bath & Beyond, Inc....................................  4,900    282,632
   Belo Corp. Class A........................................ 89,588    670,118
  #Best Buy Co., Inc......................................... 25,712    391,080
   Big 5 Sporting Goods Corp................................. 22,333    199,434
 #*Big Lots, Inc............................................. 16,633    484,519
  *Biglari Holdings, Inc.....................................  1,773    626,951
 #*BJ's Restaurants, Inc..................................... 23,434    774,494
  *Blue Nile, Inc............................................  1,591     60,092
  *Bluegreen Corp............................................ 32,000    189,760
  #Blyth, Inc................................................ 16,340    373,206
   Bob Evans Farms, Inc...................................... 29,333  1,116,707
   Bon-Ton Stores, Inc. (The)................................ 16,943    208,060
 #*Books-A-Million, Inc...................................... 13,630     40,209
 #*BorgWarner, Inc...........................................  7,200    473,904
   Bowl America, Inc. Class A................................  2,839     36,268
 #*Boyd Gaming Corp.......................................... 88,809    547,952
  *Bravo Brio Restaurant Group, Inc..........................  5,526     72,943
 #*Bridgepoint Education, Inc................................ 12,801    128,010
  #Brinker International, Inc................................ 13,098    403,418
  *Brookfield Residential Properties, Inc....................  3,692     63,872
   Brown Shoe Co., Inc....................................... 47,280    746,078
  #Brunswick Corp............................................ 58,855  1,388,389
  #Buckle, Inc. (The)........................................  9,525    430,244
 #*Buffalo Wild Wings, Inc...................................  5,457    414,459
  *Build-A-Bear Workshop, Inc................................ 18,741     67,280

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  *Cabela's, Inc...........................................  76,421 $ 3,424,425
  *Cache, Inc..............................................  12,659      34,812
   Callaway Golf Co........................................  76,853     419,617
  *Cambium Learning Group, Inc.............................  42,184      38,387
   Canterbury Park Holding Corp............................   4,963      49,878
  *Capella Education Co....................................  13,153     410,637
  *Career Education Corp...................................  68,794     233,900
  *Caribou Coffee Co., Inc.................................  14,190     169,854
 #*CarMax, Inc.............................................  26,062     879,593
  *Carmike Cinemas, Inc....................................   7,123      97,015
   Carnival Corp...........................................  64,394   2,439,245
   Carriage Services, Inc..................................  20,067     213,312
  *Carrols Restaurant Group, Inc...........................  21,299     136,740
  *Carter's, Inc...........................................  28,571   1,544,548
  *Casual Male Retail Group, Inc...........................  48,783     188,302
   Cato Corp. Class A (The)................................  19,222     545,520
  *Cavco Industries, Inc...................................   7,578     366,321
   CBS Corp. Class A.......................................   5,310     172,575
   CBS Corp. Class B....................................... 101,068   3,274,603
   CEC Entertainment, Inc..................................   7,444     230,764
 #*Central European Media Enterprises, Ltd. Class A........  18,425      98,758
 #*Charles & Colvard, Ltd..................................  15,731      62,767
 #*Charter Communications, Inc. Class A....................     317      24,539
  #Cheesecake Factory, Inc. (The)..........................  34,243   1,132,074
   Cherokee, Inc...........................................   3,009      43,360
   Chico's FAS, Inc........................................  16,994     316,088
 #*Children's Place Retail Stores, Inc. (The)..............  22,289   1,302,346
  *Chipotle Mexican Grill, Inc.............................   3,000     763,590
  #Choice Hotels International, Inc........................   6,175     193,216
   Christopher & Banks Corp................................  33,498     104,514
  *Chromcraft Revington, Inc...............................   2,820       1,864
   Churchill Downs, Inc....................................  16,397   1,071,216
  #Cinemark Holdings, Inc..................................  64,550   1,593,740
  *Citi Trends, Inc........................................  15,568     191,175
  *Clear Channel Outdoor Holdings, Inc. Class A............  32,196     214,425
  *Coast Distribution System, Inc. (The)...................   1,632       3,215
  *Cobra Electronics Corp..................................   7,586      37,020
 #*Coinstar, Inc...........................................  13,260     622,424
 #*Coldwater Creek, Inc....................................   5,075      21,061
   Collectors Universe, Inc................................   4,583      54,996
  #Columbia Sportswear Co..................................  25,015   1,410,846
   Comcast Corp. Class A................................... 303,818  11,396,213
   Comcast Corp. Special Class A...........................  83,059   3,026,670
 #*Conn's, Inc.............................................  35,937     910,284
   Cooper Tire & Rubber Co.................................  53,922   1,085,450
   Core-Mark Holding Co., Inc..............................  12,310     589,280
  *Corinthian Colleges, Inc................................  87,764     239,596
   Cracker Barrel Old Country Store, Inc...................   5,835     371,398
  *Crocs, Inc..............................................  30,700     386,820
 #*Crown Media Holdings, Inc. Class A......................  18,563      32,300
   CSS Industries, Inc.....................................   4,800      96,480
   CTC Media, Inc..........................................  22,838     191,611
   Culp, Inc...............................................  11,988     151,528
  *Cumulus Media, Inc. Class A.............................  14,274      35,114
  *Cybex International, Inc................................   3,304       8,161
  #D.R. Horton, Inc........................................ 155,647   3,262,361
   Dana Holding Corp.......................................  67,200     884,352
   Darden Restaurants, Inc.................................   5,017     263,995
 #*Deckers Outdoor Corp....................................   4,800     137,424
  *dELiA*s, Inc............................................  18,616      24,573
  *Delta Apparel, Inc......................................  12,525     189,629

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Destination Maternity Corp...............................  12,750 $  241,740
  #DeVry, Inc...............................................  11,322    297,316
 .*DGSE Cos., Inc...........................................   3,503     26,027
 #*Dial Global, Inc.........................................   4,427     10,802
  #Dick's Sporting Goods, Inc...............................   8,194    409,700
 #*Digital Generation, Inc..................................  26,098    242,711
   Dillard's, Inc. Class A..................................  62,205  4,789,785
  *DineEquity, Inc..........................................  17,026  1,067,530
  *DIRECTV..................................................  22,304  1,139,957
 #*Discovery Communications, Inc. (25470F104)...............   5,091    300,471
  *Discovery Communications, Inc. (25470F203)...............   1,000     60,410
  *Discovery Communications, Inc. (25470F302)...............   4,083    223,667
  *Dixie Group, Inc. (The)..................................   7,426     29,407
  *Dollar General Corp......................................     500     24,310
  *Dollar Tree, Inc.........................................  13,600    542,232
   Domino's Pizza, Inc......................................  14,558    591,346
  *Dorman Products, Inc.....................................  32,268    985,787
   Dover Downs Gaming & Entertainment, Inc..................  15,417     36,692
 #*DreamWorks Animation SKG, Inc. Class A...................  61,042  1,243,426
  *Drew Industries, Inc.....................................  22,002    696,803
  #DSW, Inc. Class A........................................  12,788    800,401
  *E.W. Scripps Co. Class A (The)...........................  49,185    521,853
  *EDCI Holdings, Inc.......................................   2,070      9,574
 #*Education Management Corp................................  47,218    150,153
   Educational Development Corp.............................   3,287     13,017
   Einstein Noah Restaurant Group, Inc......................  10,994    169,637
  *Emerson Radio Corp.......................................  22,180     37,706
  *Emmis Communications Corp. Class A.......................   5,300     10,865
  *Empire Resorts, Inc......................................   2,566      3,926
 #*Entercom Communications Corp. Class A....................  32,312    210,351
   Entravision Communications Corp. Class A.................  40,982     55,326
   Escalade, Inc............................................  11,212     58,302
  #Ethan Allen Interiors, Inc...............................  27,900    820,539
  *Ever-Glory International Group, Inc......................   2,000      2,700
  *Exide Technologies.......................................  82,430    251,412
  #Expedia, Inc.............................................  14,450    854,718
  *Express, Inc.............................................   2,182     24,286
  #Family Dollar Stores, Inc................................   8,607    567,718
  *Famous Dave's of America, Inc............................   6,706     52,843
  *Federal-Mogul Corp.......................................  64,517    486,458
  *Fiesta Restaurant Group, Inc.............................  12,924    170,855
   Finish Line, Inc. Class A (The)..........................  43,139    897,507
  *Fisher Communications, Inc...............................   7,173    181,047
 #*Flanigan's Enterprises, Inc..............................     300      2,199
   Flexsteel Industries, Inc................................   5,993    120,639
   Foot Locker, Inc......................................... 105,891  3,547,349
   Ford Motor Co............................................ 103,911  1,159,647
  *Fossil, Inc..............................................  12,801  1,114,967
  *Frederick's of Hollywood Group, Inc......................   3,900      1,131
   Fred's, Inc. Class A.....................................  41,518    562,569
   Frisch's Restaurants, Inc................................   5,689    101,719
  *Fuel Systems Solutions, Inc..............................  22,489    365,896
  *Full House Resorts, Inc..................................  15,614     49,184
  *Furniture Brands International, Inc......................  50,500     76,760
  *Gaiam, Inc. Class A......................................  17,607     57,927
  #GameStop Corp. Class A................................... 124,160  2,834,573
   Gaming Partners International Corp.......................   9,358     58,488
  #Gannett Co., Inc......................................... 166,926  2,821,049
   Gap, Inc. (The)..........................................  23,608    843,278
  #Garmin, Ltd..............................................  10,038    381,344
  *Geeknet, Inc.............................................   1,266     23,003

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
  *General Motors Co......................................... 84,132 $2,145,366
  *Genesco, Inc.............................................. 20,728  1,187,714
  #Gentex Corp............................................... 13,836    238,256
  *Gentherm, Inc............................................. 14,292    171,790
   Genuine Parts Co.......................................... 10,032    627,803
  *G-III Apparel Group, Ltd.................................. 19,582    723,751
  #GNC Holdings, Inc. Class A................................  1,500     58,005
  *Goodyear Tire & Rubber Co. (The).......................... 21,200    241,892
  *Gordmans Stores, Inc......................................    872     13,132
  *Grand Canyon Education, Inc...............................  5,668    123,336
  *Gray Television, Inc...................................... 45,976     97,929
  *Gray Television, Inc. Class A.............................  2,300      4,853
  #Group 1 Automotive, Inc................................... 24,320  1,508,083
   Guess?, Inc...............................................  3,771     93,445
   H&R Block, Inc............................................ 12,252    216,860
  *Hallwood Group, Inc. (The)................................    880      5,676
  *Hanesbrands, Inc..........................................  7,900    264,413
   Harley-Davidson, Inc...................................... 25,800  1,206,408
   Harman International Industries, Inc...................... 12,590    527,899
  *Harris Interactive, Inc...................................  4,286      6,429
   Harte-Hanks, Inc.......................................... 62,518    348,225
  #Hasbro, Inc...............................................  9,200    331,108
  *Hastings Entertainment, Inc...............................  1,695      3,390
   Haverty Furniture Cos., Inc............................... 20,029    300,635
   Haverty Furniture Cos., Inc. Class A......................  1,796     26,814
  *Heelys, Inc...............................................  7,950     18,047
  *Helen of Troy, Ltd........................................ 31,088    939,479
 #*hhgregg, Inc.............................................. 32,381    195,581
  *Hibbett Sports, Inc.......................................  6,651    359,088
   Hillenbrand, Inc.......................................... 32,488    665,029
  *Hollywood Media Corp...................................... 11,210     14,909
   Home Depot, Inc. (The).................................... 52,493  3,222,020
   Hooker Furniture Corp..................................... 10,735    146,425
   Hot Topic, Inc............................................ 45,606    392,212
  #HSN, Inc.................................................. 10,253    533,361
  *Hyatt Hotels Corp. Class A................................  5,162    188,413
  *Iconix Brand Group, Inc................................... 76,732  1,420,309
   International Game Technology.............................  1,600     20,544
   International Speedway Corp. Class A...................... 29,041    740,546
   Interpublic Group of Cos., Inc. (The)..................... 44,149    445,905
   Interval Leisure Group, Inc............................... 27,192    518,280
 #*iRobot Corp............................................... 11,711    210,447
  *Isle of Capri Casinos, Inc................................ 36,851    224,054
 #*ITT Educational Services, Inc.............................  2,258     48,524
  #J.C. Penney Co., Inc...................................... 93,481  2,244,479
  *Jack in the Box, Inc...................................... 28,568    743,054
   Jaclyn, Inc...............................................    400      2,100
  #JAKKS Pacific, Inc........................................  5,955     76,879
   Jarden Corp............................................... 78,437  3,906,163
   John Wiley & Sons, Inc. Class B...........................  2,087     90,774
  *Johnson Controls, Inc..................................... 40,164  1,034,223
  *Johnson Outdoors, Inc. Class A............................ 14,083    274,759
   Jones Group, Inc. (The)................................... 92,800  1,095,968
 #*Jos. A. Bank Clothiers, Inc............................... 18,737    876,704
  *Journal Communications, Inc. Class A...................... 51,347    288,057
 #*K12, Inc..................................................  5,369    109,903
  #KB Home................................................... 74,081  1,183,814
  *Kid Brands, Inc........................................... 33,024     59,773
  *Kirkland's, Inc........................................... 18,225    174,778
 #*Kohl's Corp............................................... 20,270  1,079,986
  *Kona Grill, Inc...........................................  7,282     65,684

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Koss Corp................................................   4,404 $   22,637
  *Krispy Kreme Doughnuts, Inc..............................  43,610    324,022
 #*K-Swiss, Inc. Class A....................................  32,483     74,061
  *Lakeland Industries, Inc.................................   5,597     34,142
 #*Lamar Advertising Co. Class A............................  10,244    402,077
   Las Vegas Sands Corp.....................................  19,359    899,032
  *La-Z-Boy, Inc............................................  53,633    869,927
  *LeapFrog Enterprises, Inc................................  47,530    420,165
   Lear Corp................................................   6,993    297,902
  *Learning Tree International, Inc.........................  10,875     62,640
  *Lee Enterprises, Inc.....................................  37,969     56,194
  #Leggett & Platt, Inc.....................................  32,695    867,398
  #Lennar Corp. Class A..................................... 134,243  5,030,085
   Lennar Corp. Class B Voting..............................  19,789    561,612
  *Libbey, Inc..............................................   8,069    144,839
  *Liberty Global, Inc. Class A.............................   3,814    228,954
  *Liberty Global, Inc. Class B.............................     104      6,252
 #*Liberty Global, Inc. Class C.............................  10,426    586,880
  *Liberty Interactive Corp. Class A........................ 267,922  5,358,440
  *Liberty Interactive Corp. Class B........................   4,371     85,540
  *Liberty Media Corp. - Liberty Capital Class A............  35,948  4,014,313
  *Liberty Media Corp. - Liberty Capital Class B............     936    102,211
  *Liberty Ventures Series A................................  15,974    909,085
  *Liberty Ventures Series B................................     218     11,441
 #*Life Time Fitness, Inc...................................  34,630  1,554,541
   Lifetime Brands, Inc.....................................  13,209    146,620
   Limited Brands, Inc......................................   6,200    296,918
  *LIN TV Corp. Class A.....................................  27,561    154,617
   Lincoln Educational Services Corp........................  20,731     76,912
   Lithia Motors, Inc. Class A..............................  23,275    796,005
  *Live Nation Entertainment, Inc........................... 208,833  1,910,822
 #*LKQ Corp.................................................  62,498  1,305,583
 #*LodgeNet Interactive Corp................................   5,000      2,200
   Lowe's Cos., Inc.........................................  66,542  2,154,630
  *Luby's, Inc..............................................  28,310    180,901
  *Lumber Liquidators Holdings, Inc.........................   3,805    212,395
  *M/I Homes, Inc...........................................  21,500    478,375
   Mac-Gray Corp............................................  14,033    182,429
   Macy's, Inc..............................................  76,588  2,915,705
  *Madison Square Garden Co. Class A (The)..................  55,936  2,302,326
  *Maidenform Brands, Inc...................................  21,701    406,026
   Marcus Corp..............................................  21,011    229,020
   Marine Products Corp.....................................  29,857    177,052
  *MarineMax, Inc...........................................  25,574    210,474
  *Marriott Vacations Worldwide Corp........................   1,033     40,638
  *Martha Stewart Living Omnimedia Class A..................  40,187    116,140
   Mattel, Inc..............................................  19,217    706,801
   Matthews International Corp. Class A.....................  21,468    617,634
 #*McClatchy Co. Class A (The)..............................  64,477    183,759
   McDonald's Corp..........................................   6,200    538,160
   MDC Holdings, Inc........................................  47,401  1,812,614
 #*Media General, Inc. Class A..............................  21,300     89,460
  #Men's Wearhouse, Inc. (The)..............................  48,118  1,577,789
  #Meredith Corp............................................  34,849  1,166,396
  *Meritage Homes Corp......................................  31,380  1,160,432
  *MGM Resorts International................................ 264,134  2,723,222
  *Modine Manufacturing Co..................................  45,500    309,400
  *Mohawk Industries, Inc...................................  54,426  4,542,938
  *Monarch Casino & Resort, Inc.............................  17,648    160,950
  #Monro Muffler Brake, Inc.................................  20,712    702,551
  *Morgans Hotel Group Co...................................     278      1,793

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  #Morningstar, Inc.........................................   3,175 $  199,962
 #*Motorcar Parts of America, Inc...........................  11,260     52,922
   Movado Group, Inc........................................  20,105    637,127
  *MTR Gaming Group, Inc....................................  24,911     86,939
  *Multimedia Games Holding Co., Inc........................  19,081    303,388
   NACCO Industries, Inc. Class A...........................   6,974    353,163
  *Nathan's Famous, Inc.....................................   5,206    144,258
   National CineMedia, Inc..................................  14,188    219,346
  *Nautilus, Inc............................................  29,587     83,139
  *Navarre Corp.............................................  25,294     42,747
 #*Netflix, Inc.............................................   2,866    226,672
  *Nevada Gold & Casinos, Inc...............................   1,000        800
  *New Frontier Media, Inc..................................  14,206     28,696
  *New York & Co., Inc......................................  60,373    203,457
  *New York Times Co. Class A (The)......................... 141,264  1,155,540
   Newell Rubbermaid, Inc...................................  18,588    383,656
  #News Corp. Class A....................................... 118,700  2,839,304
   News Corp. Class B.......................................  29,000    706,440
  *Nexstar Broadcasting Group, Inc. Class A.................     477      5,185
   NIKE, Inc. Class B.......................................   1,200    109,656
  *Nobility Homes, Inc......................................   2,463     13,300
   Nordstrom, Inc...........................................     700     39,739
  #Nutrisystem, Inc.........................................  15,281    147,156
 #*NVR, Inc.................................................   1,000    903,740
  *Office Depot, Inc........................................ 294,662    730,762
   OfficeMax, Inc...........................................  90,838    667,659
   Omnicom Group, Inc.......................................   6,244    299,150
  *Orbitz Worldwide, Inc....................................  64,372    158,999
 #*Orchard Supply Hardware Stores Corp. Class A.............   1,828     22,704
 #*O'Reilly Automotive, Inc.................................  18,013  1,543,354
  *Orient-Express Hotels, Ltd. Class A...................... 113,496  1,331,308
   Outdoor Channel Holdings, Inc............................  27,293    198,147
 #*Overstock.com, Inc.......................................   8,272    124,742
   Oxford Industries, Inc...................................  14,497    804,294
  *P & F Industries, Inc. Class A...........................   2,014     11,883
  *Pacific Sunwear of California, Inc.......................  60,704    103,197
  *Panera Bread Co. Class A.................................   5,200    876,928
  *Papa John's International, Inc...........................   6,524    347,860
 #*Penn National Gaming, Inc................................  34,583  1,398,191
  #Penske Automotive Group, Inc.............................  78,768  2,410,301
   Pep Boys--Manny, Moe & Jack (The)........................  51,363    513,116
  *Perfumania Holdings, Inc.................................   3,665     20,854
  *Perry Ellis International, Inc...........................  17,492    361,035
  #PetMed Express, Inc......................................  16,202    176,602
 #*PetSmart, Inc............................................  13,036    865,460
  #Pier 1 Imports, Inc......................................  68,065  1,388,526
  *Pinnacle Entertainment, Inc..............................  52,422    668,905
  *Point.360................................................   2,600      2,158
  #Polaris Industries, Inc..................................   9,939    839,846
   Pool Corp................................................  11,192    471,407
  *Priceline.com, Inc.......................................   1,900  1,090,163
  *PulteGroup, Inc.......................................... 226,172  3,921,822
   PVH Corp.................................................  17,250  1,897,328
  *Q.E.P. Co., Inc..........................................   1,500     26,625
  *Quiksilver, Inc.......................................... 176,954    566,253
   R.G. Barry Corp..........................................  18,234    277,886
 #*Radio One, Inc. Class D..................................  39,577     33,640
  #RadioShack Corp..........................................  89,952    201,492
   Ralph Lauren Corp........................................   2,157    331,509
 #*Reading International, Inc. Class A......................  11,759     71,142
  *Red Lion Hotels Corp.....................................  20,441    134,706

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *Red Robin Gourmet Burgers, Inc...........................  16,700 $  557,780
  #Regal Entertainment Group Class A........................  16,249    249,585
  #Regis Corp...............................................  66,496  1,107,823
   Rent-A-Center, Inc.......................................  61,056  2,034,996
  *Rentrak Corp.............................................   4,890     83,081
  *Rick's Cabaret International, Inc........................  10,061     82,601
  *Rocky Brands, Inc........................................   7,086     85,103
   Ross Stores, Inc.........................................  11,816    720,185
   Royal Caribbean Cruises, Ltd............................. 113,952  3,836,764
  *Ruby Tuesday, Inc........................................  69,513    501,884
 #*rue21, Inc...............................................   2,667     80,303
  *Ruth's Hospitality Group, Inc............................  34,543    229,711
  #Ryland Group, Inc. (The).................................  42,610  1,443,201
  *Ryman Hospitality Properties.............................  47,654  1,858,983
 #*Saks, Inc................................................ 152,843  1,571,226
   Salem Communications Corp. Class A.......................  18,285    108,979
  *Sally Beauty Holdings, Inc...............................  17,750    427,420
  #Scholastic Corp..........................................  26,776    883,340
  *School Specialty, Inc....................................  19,188     35,498
  *Scientific Games Corp. Class A...........................  87,041    716,347
   Scripps Networks Interactive, Inc. Class A...............   5,300    321,816
 #*Sealy Corp...............................................  30,405     67,803
  *Sears Canada, Inc........................................  15,617    169,726
  *Sears Holdings Corp......................................  36,464  2,285,199
  *Select Comfort Corp......................................  14,500    403,535
  #Service Corp. International.............................. 200,775  2,818,881
  *SHFL Entertainment, Inc..................................  45,954    649,330
   Shiloh Industries, Inc...................................  16,466    187,383
   Shoe Carnival, Inc.......................................  21,339    498,906
 #*Shutterfly, Inc..........................................  29,705    898,873
   Signet Jewelers, Ltd. ADR................................  14,985    775,624
   Sinclair Broadcast Group, Inc. Class A...................  30,200    380,520
 #*Sirius XM Radio, Inc..................................... 127,228    356,238
  #Six Flags Entertainment Corp.............................  11,549    659,563
  *Skechers U.S.A., Inc. Class A............................  40,709    675,769
  *Skyline Corp.............................................   8,700     40,020
  *Smith & Wesson Holding Corp..............................  57,911    555,946
  #Sonic Automotive, Inc. Class A...........................  43,000    834,200
  *Sonic Corp...............................................  20,443    203,817
  #Sotheby's................................................  14,866    462,779
  *Spanish Broadcasting System, Inc. Class A................   1,489      5,212
   Spartan Motors, Inc......................................  36,992    173,862
  #Speedway Motorsports, Inc................................  47,584    775,619
  *Sport Chalet, Inc. Class A...............................   5,873      8,575
   Stage Stores, Inc........................................  35,337    865,757
   Standard Motor Products, Inc.............................  25,888    486,177
 #*Standard Pacific Corp.................................... 118,490    817,581
  *Stanley Furniture Co., Inc...............................  13,132     61,064
  #Staples, Inc.............................................  36,189    416,716
   Starwood Hotels & Resorts Worldwide, Inc.................  10,381    538,255
  *Stein Mart, Inc..........................................  44,849    352,513
  *Steiner Leisure, Ltd.....................................   9,657    424,135
  *Steinway Musical Instruments, Inc........................  13,335    321,907
 #*Steven Madden, Ltd.......................................  18,281    784,621
   Stewart Enterprises, Inc. Class A........................  77,343    600,955
  *Stoneridge, Inc..........................................  19,078     94,818
   Strattec Security Corp...................................   4,591    104,308
   Strayer Education, Inc...................................   2,934    168,588
  #Sturm Ruger & Co., Inc...................................  16,895    797,951
   Superior Industries International, Inc...................  29,581    505,539
   Superior Uniform Group, Inc..............................   9,577    112,338

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *Systemax, Inc............................................  34,554 $  378,021
  *Tandy Brands Accessories, Inc............................   1,096      1,655
   Tandy Leather Factory, Inc...............................   6,870     36,411
   Target Corp..............................................  20,714  1,320,518
 #*Tempur-Pedic International, Inc..........................   7,978    210,938
  *Tenneco, Inc.............................................  11,900    363,545
 #*Tesla Motors, Inc........................................      69      1,941
   Texas Roadhouse, Inc.....................................  51,500    838,420
  #Thor Industries, Inc.....................................  42,479  1,615,476
  #Tiffany & Co.............................................   8,300    524,726
   Time Warner Cable, Inc...................................  29,552  2,928,899
  #Time Warner, Inc......................................... 135,201  5,874,483
  #TJX Cos., Inc. (The).....................................  22,000    915,860
  *Toll Brothers, Inc....................................... 151,825  5,011,743
  *Town Sports International Holdings, Inc..................  11,460    144,396
   Tractor Supply Co........................................  20,000  1,924,800
  *Trans World Entertainment Corp...........................   1,500      5,100
  *Trinity Place Holdings, Inc..............................   9,588     38,352
 #*TripAdvisor, Inc.........................................  14,450    437,691
   True Religion Apparel, Inc...............................   7,300    187,245
  *TRW Automotive Holdings Corp.............................  14,500    674,395
  *Tuesday Morning Corp.....................................  44,074    263,122
   Tupperware Brands Corp...................................   5,800    342,780
  #Ulta Salon Cosmetics & Fragrance, Inc....................  13,373  1,233,258
 #*Under Armour, Inc. Class A...............................   5,666    296,105
  *Unifi, Inc...............................................  19,745    277,022
  *Universal Electronics, Inc...............................  14,586    250,296
   Universal Technical Institute, Inc.......................  22,150    283,963
  *UQM Technologies, Inc....................................  24,036     21,873
 #*Urban Outfitters, Inc....................................   5,900    210,984
  *US Auto Parts Network, Inc...............................  26,854     80,293
   V.F. Corp................................................   3,263    510,594
  #Vail Resorts, Inc........................................  34,827  1,977,477
 #*Valassis Communications, Inc.............................  40,476  1,053,186
  #Value Line, Inc..........................................   3,839     38,236
  *Valuevision Media, Inc. Class A..........................  27,794     62,537
   Viacom, Inc. Class A.....................................   1,129     58,561
   Viacom, Inc. Class B.....................................  15,300    784,431
  #Virgin Media, Inc........................................   3,883    127,129
  *Visteon Corp.............................................   2,472    109,015
 #*Vitacost.com, Inc........................................   2,367     15,149
 #*Vitamin Shoppe, Inc......................................   4,371    250,196
  *VOXX International Corp..................................  20,793    129,332
   Walking Co. Holdings, Inc. (The).........................   3,900     30,810
   Walt Disney Co. (The).................................... 118,253  5,802,675
  *Warnaco Group, Inc. (The)................................  18,159  1,281,662
   Washington Post Co. Class B (The)........................   6,442  2,148,471
  #Weight Watchers International, Inc.......................   6,975    350,494
  *Wells-Gardner Electronics Corp...........................   5,523     11,433
   Wendy's Co. (The)........................................ 390,147  1,665,928
  *West Marine, Inc.........................................  24,769    256,111
  *Wet Seal, Inc. Class A (The).............................  97,453    278,716
   Weyco Group, Inc.........................................   9,446    221,792
   Whirlpool Corp...........................................  40,667  3,972,353
   Wiley (John) & Sons, Inc. Class A........................   7,484    324,656
   Williams Controls, Inc...................................   2,614     28,493
   Williams-Sonoma, Inc.....................................  10,506    485,692
   Winmark Corp.............................................   2,285    121,745
  *Winnebago Industries, Inc................................  27,360    344,736
  *WMS Industries, Inc......................................  51,627    848,232
  #Wolverine World Wide, Inc................................   8,330    348,777

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
  #World Wrestling Entertainment, Inc. Class A............  11,867 $     96,004
   Wyndham Worldwide Corp.................................  32,378    1,631,851
  #Wynn Resorts, Ltd......................................   2,100      254,226
 #*Zagg, Inc..............................................   3,201       22,983
  *Zale Corp..............................................  41,647      299,025
 #*Zumiez, Inc............................................  20,966      530,649
                                                                   ------------
Total Consumer Discretionary..............................          319,146,612
                                                                   ------------
Consumer Staples -- (4.8%)
   Alico, Inc.............................................   7,844      246,223
  *Alliance One International, Inc........................  87,454      265,860
   Altria Group, Inc......................................  31,900    1,014,420
   Andersons, Inc. (The)..................................  17,811      699,616
  #Archer-Daniels-Midland Co..............................  94,764    2,543,466
   Arden Group, Inc. Class A..............................   1,288      126,804
   B&G Foods, Inc.........................................  41,320    1,250,756
   Beam, Inc..............................................  76,533    4,252,173
 #*Boston Beer Co., Inc. Class A (The)....................   2,427      261,097
  *Bridgford Foods Corp...................................   3,414       23,625
   Brown-Forman Corp. Class A.............................   3,808      233,012
  #Brown-Forman Corp. Class B.............................   3,078      197,177
   Bunge, Ltd.............................................  76,701    5,448,072
   Calavo Growers, Inc....................................   8,820      208,240
  #Cal-Maine Foods, Inc...................................  19,782      853,198
   Casey's General Stores, Inc............................  21,586    1,112,758
   CCA Industries, Inc....................................   4,700       20,445
 #*Central European Distribution Corp.....................  30,000       77,400
  *Central Garden & Pet Co................................  20,939      232,004
  *Central Garden & Pet Co. Class A.......................  39,325      443,193
  *Chiquita Brands International, Inc.....................  66,569      479,962
  #Church & Dwight Co., Inc...............................  10,015      508,361
   Coca-Cola Bottling Co. Consolidated....................   7,253      498,571
   Coca-Cola Enterprises, Inc.............................  26,960      847,622
  #Coffee Holding Co., Inc................................   1,900       12,198
   ConAgra Foods, Inc.....................................  21,650      602,736
  *Constellation Brands, Inc. Class A.....................  47,901    1,692,821
  *Constellation Brands, Inc. Class B.....................   2,058       72,997
   Costco Wholesale Corp..................................  12,989    1,278,507
  *Craft Brew Alliance, Inc...............................  17,929      135,902
   CVS Caremark Corp...................................... 121,704    5,647,066
  *Darling International, Inc............................. 104,566    1,728,476
  *Dean Foods Co.......................................... 117,300    1,975,332
  #Diamond Foods, Inc.....................................  13,157      243,668
 #*Dole Food Co., Inc.....................................  96,293    1,212,329
  #Dr. Pepper Snapple Group, Inc..........................  11,225      480,991
  *Elizabeth Arden, Inc...................................  22,890    1,079,950
   Energizer Holdings, Inc................................   6,412      467,884
  *Farmer Bros. Co........................................  17,123      166,607
   Flowers Foods, Inc.....................................  29,976      590,227
   Fresh Del Monte Produce, Inc...........................  65,454    1,647,477
   General Mills, Inc.....................................  16,200      649,296
   Golden Enterprises, Inc................................   5,537       19,047
 #*Green Mountain Coffee Roasters, Inc....................   9,300      224,688
   Griffin Land & Nurseries, Inc..........................   4,473      116,074
  *Hain Celestial Group, Inc. (The).......................  44,460    2,569,788
  *Harbinger Group, Inc...................................   8,293       72,564
   Harris Teeter Supermarkets, Inc........................  22,106      827,870
  #Herbalife, Ltd.........................................   7,400      379,990
   Hillshire Brands Co....................................   7,100      184,671
  #Hormel Foods Corp......................................  18,128      535,320
  *IGI Labratories, Inc...................................   1,128        1,297

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Staples -- (Continued)
   Ingles Markets, Inc. Class A.............................  14,627 $  236,957
   Ingredion, Inc...........................................  16,501  1,014,151
   Inter Parfums, Inc.......................................  31,754    579,828
  *Inventure Foods, Inc.....................................     600      3,576
   J & J Snack Foods Corp...................................  15,421    883,161
   J.M. Smucker Co. (The)...................................  27,782  2,379,250
  *John B. Sanfilippo & Son, Inc............................   8,141    136,932
  *Kraft Foods Group, Inc...................................  39,110  1,778,723
   Kroger Co. (The).........................................  17,415    439,206
   Lancaster Colony Corp....................................   8,100    589,518
  #Lifeway Foods, Inc.......................................   4,839     45,293
  #Limoneira Co.............................................      88      1,977
  *Mannatech, Inc...........................................   2,569     12,485
   McCormick & Co., Inc. Non-Voting.........................   8,162    502,942
   McCormick & Co., Inc. Voting.............................   1,064     65,447
  *Medifast, Inc............................................   9,480    241,930
   MGP Ingredients, Inc.....................................  17,301     61,073
  #Molson Coors Brewing Co. Class A.........................     534     23,282
   Molson Coors Brewing Co. Class B.........................  81,823  3,529,844
   Mondelez International, Inc. Class A..................... 117,330  3,113,938
 #*Monster Beverage Corp....................................   2,400    107,208
   Nash Finch Co............................................  13,620    261,913
  *National Beverage Corp...................................  27,000    401,490
  *Natural Alternatives International, Inc..................   4,748     29,675
  #Nu Skin Enterprises, Inc. Class A........................  18,507    875,936
  *Nutraceutical International Corp.........................  11,692    185,435
   Oil-Dri Corp. of America.................................   6,773    151,715
  *Omega Protein Corp.......................................  21,434    139,535
   Orchids Paper Products Co................................   3,430     65,822
  *Overhill Farms, Inc......................................  14,067     63,302
  *Pantry, Inc. (The).......................................  24,989    331,479
   PepsiCo, Inc.............................................   9,195    636,662
   Philip Morris International, Inc.........................  36,900  3,267,864
  *Physicians Formula Holdings, Inc.........................  12,971     63,428
  *Pilgrim's Pride Corp.....................................  98,915    556,891
  *Post Holdings, Inc.......................................  37,019  1,167,949
  *Prestige Brands Holdings, Inc............................  65,760  1,143,566
  #PriceSmart, Inc..........................................   8,282    687,323
   Procter & Gamble Co. (The)...............................  91,517  6,336,637
  *Ralcorp Holdings, Inc....................................  49,372  3,564,165
   Reliv' International, Inc................................   4,579      5,907
  *Revlon, Inc. Class A.....................................  13,564    208,886
   Reynolds American, Inc...................................  11,374    473,613
   Rocky Mountain Chocolate Factory, Inc....................   5,450     57,280
  #Safeway, Inc.............................................  51,128    833,898
   Sanderson Farms, Inc.....................................  19,913    901,860
  *Schiff Nutrition International, Inc......................  15,253    516,162
  *Seneca Foods Corp. Class A...............................   9,936    284,021
  *Seneca Foods Corp. Class B...............................   1,251     35,654
  *Smart Balance, Inc.......................................  66,282    788,756
  *Smithfield Foods, Inc.................................... 152,688  3,125,523
   Snyders-Lance, Inc.......................................  63,479  1,608,558
   Spartan Stores, Inc......................................  25,456    365,548
  *Spectrum Brands Holdings, Inc............................  52,744  2,399,325
  #SUPERVALU, Inc........................................... 180,087    560,071
  *Susser Holdings Corp.....................................  22,694    815,622
  *Tofutti Brands, Inc......................................     799      1,206
  #Tootsie Roll Industries, Inc.............................  23,186    617,907
  *TreeHouse Foods, Inc.....................................  29,790  1,595,255
   Tyson Foods, Inc. Class A................................ 164,162  2,759,563
  *United Natural Foods, Inc................................  13,114    698,189

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Staples -- (Continued)
   United-Guardian, Inc...................................   1,872 $     33,003
  #Universal Corp.........................................  26,112    1,294,111
 #*USANA Health Sciences, Inc.............................   9,355      403,575
  #Vector Group, Ltd......................................  17,948      295,424
   Village Super Market, Inc. Class A.....................   6,939      254,453
   Walgreen Co............................................  34,175    1,203,985
   Wal-Mart Stores, Inc...................................  58,500    4,388,670
   WD-40 Co...............................................   8,342      399,248
   Weis Markets, Inc......................................  25,198    1,037,150
   Whole Foods Market, Inc................................   4,669      442,294
                                                                   ------------
Total Consumer Staples....................................          110,542,053
                                                                   ------------
Energy -- (8.7%)
 #*Abraxas Petroleum Corp.................................  18,724       38,759
   Adams Resources & Energy, Inc..........................   4,701      143,004
   Alon USA Energy, Inc...................................  42,307      555,491
 #*Alpha Natural Resources, Inc...........................  28,302      242,548
   Anadarko Petroleum Corp................................  72,636    4,998,083
  #Apache Corp............................................  55,888    4,624,732
 #*Approach Resources, Inc................................  28,368      698,704
  #Arch Coal, Inc.........................................  18,267      145,405
  *Atwood Oceanics, Inc...................................  23,935    1,144,093
   Baker Hughes, Inc......................................  54,047    2,268,353
  *Barnwell Industries, Inc...............................   7,497       25,040
 #*Basic Energy Services, Inc.............................  39,900      414,561
  #Berry Petroleum Co. Class A............................  33,301    1,282,422
  *Bill Barrett Corp......................................  51,800    1,186,738
 #*BioFuel Energy Corp....................................   1,761       10,425
  *Black Ridge Oil and Gas, Inc...........................   4,665        2,099
   Bolt Technology Corp...................................   8,848      127,411
  *BPZ Resources, Inc..................................... 125,087      360,251
   Bristow Group, Inc.....................................  41,007    2,047,069
 #*C&J Energy Services, Inc...............................  22,382      433,763
   Cabot Oil & Gas Corp...................................  19,100      897,318
  *Cal Dive International, Inc............................ 100,880      127,109
  *Callon Petroleum Co....................................  37,472      214,340
  *Cameron International Corp.............................  15,338      776,716
  #CARBO Ceramics, Inc....................................   4,081      301,790
  *Carrizo Oil & Gas, Inc.................................  26,444      709,228
 #*Cheniere Energy, Inc...................................   7,686      123,668
  #Chesapeake Energy Corp.................................  89,747    1,818,274
   Chevron Corp........................................... 153,038   16,866,318
   Cimarex Energy Co......................................  13,857      792,343
  *Clayton Williams Energy, Inc...........................  10,780      456,533
 #*Clean Energy Fuels Corp................................  52,155      597,175
  *Cloud Peak Energy, Inc.................................  51,449    1,085,574
 #*Cobalt International Energy, Inc.......................   5,775      120,178
  *Comstock Resources, Inc................................  51,891      888,374
 #*Concho Resources, Inc..................................   9,700      835,364
   ConocoPhillips......................................... 175,685   10,163,377
   CONSOL Energy, Inc.....................................   8,571      301,356
  *Contango Oil & Gas Co..................................  14,836      729,338
 #*Continental Resources, Inc.............................     545       39,164
  *Crimson Exploration, Inc...............................  46,674      168,960
   Crosstex Energy, Inc...................................  49,305      674,492
  *Dawson Geophysical Co..................................   8,719      208,297
   Delek US Holdings, Inc.................................  54,235    1,396,551
  *Denbury Resources, Inc................................. 215,040    3,296,563
   Devon Energy Corp......................................  57,923    3,371,698
   DHT Holdings, Inc......................................   6,457       27,249
  #Diamond Offshore Drilling, Inc.........................  10,044      695,447

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Energy -- (Continued)
  *Double Eagle Petroleum Co...............................  10,474 $    52,475
 #*Dresser-Rand Group, Inc.................................   9,100     468,923
 #*Dril-Quip, Inc..........................................   7,700     533,302
  *Emerald Oil, Inc........................................     666       3,599
 #*Endeavour International Corp............................  41,430     300,782
   Energen Corp............................................   6,161     287,411
   Energy XXI (Bermuda), Ltd...............................   9,778     323,652
  *ENGlobal Corp...........................................  25,261      10,362
   EOG Resources, Inc......................................  19,307   2,249,072
  *EPL Oil & Gas, Inc......................................  41,163     890,767
   *Evolution Petroleum Corp...............................  11,083      90,881
  #EXCO Resources, Inc.....................................  27,348     221,519
  *Exterran Holdings, Inc..................................  70,670   1,411,987
   Exxon Mobil Corp........................................ 154,985  14,129,982
  *FieldPoint Petroleum Corp...............................   3,945      16,648
 #*FMC Technologies, Inc...................................   3,200     130,880
  *Forest Oil Corp.........................................  79,161     600,040
  *FX Energy, Inc..........................................  17,092      82,554
  *Geokinetics, Inc........................................   4,669       1,121
  *Geospace Technologies Corp..............................   7,136     461,913
  *Gevo, Inc...............................................   8,936      18,051
  *Global Geophysical Services, Inc........................  36,440     168,353
 #*GMX Resources, Inc......................................  49,722      24,254
 #*Green Plains Renewable Energy, Inc......................  36,643     283,250
   Gulf Island Fabrication, Inc............................  15,729     373,249
  *Gulfmark Offshore, Inc. Class A.........................  29,271     946,039
  *Gulfport Energy Corp....................................  20,422     677,602
 #*Halcon Resources Corp...................................  45,581     294,909
 #*Harvest Natural Resources, Inc..........................  40,926     357,284
 #*Heckmann Corp........................................... 102,467     358,635
  *Helix Energy Solutions Group, Inc....................... 115,965   2,005,035
  #Helmerich & Payne, Inc..................................  36,315   1,735,857
  *Hercules Offshore, Inc.................................. 161,571     769,078
   Hess Corp...............................................  44,581   2,329,803
 .*HKN, Inc................................................  12,325      24,280
   HollyFrontier Corp...................................... 109,681   4,236,977
  *Hornbeck Offshore Services, Inc.........................  39,048   1,352,623
  *Houston American Energy Corp............................   1,980       1,267
  *Infinity Energy Resources, Inc..........................   4,626       8,327
 #*ION Geophysical Corp.................................... 105,637     682,415
 #*James River Coal Co.....................................  23,813     119,303
  *Key Energy Services, Inc................................ 115,460     755,108
  *Kodiak Oil & Gas Corp...................................  32,486     300,171
  *Lone Pine Resources, Inc................................   3,544       5,316
 #*Lucas Energy, Inc.......................................  15,775      26,818
  #Lufkin Industries, Inc..................................   7,702     385,177
 #*Magnum Hunter Resources Corp............................ 116,597     445,401
   Marathon Oil Corp....................................... 108,492   3,261,270
   Marathon Petroleum Corp.................................  38,015   2,088,164
  *Matrix Service Co.......................................  30,034     315,057
  *McDermott International, Inc............................ 100,005   1,071,054
 #*McMoran Exploration Co..................................  31,645     377,525
  *Mexco Energy Corp.......................................   1,236       7,292
 #*Miller Energy Resources, Inc............................     736       3,327
  *Mitcham Industries, Inc.................................  13,274     179,863
   Murphy Oil Corp......................................... 106,439   6,386,340
  *Nabors Industries, Ltd.................................. 153,732   2,073,845
   National Oilwell Varco, Inc.............................  29,500   2,174,150
  *Natural Gas Services Group, Inc.........................  13,910     220,613
  *Newfield Exploration Co.................................  15,700     425,784
  *Newpark Resources, Inc..................................  88,094     598,158

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Energy -- (Continued)
   Noble Corp............................................... 132,385 $4,996,210
   Noble Energy, Inc........................................  12,333  1,171,758
  #Nordic American Tankers, Ltd.............................  27,665    232,386
 #*Oasis Petroleum, Inc.....................................     453     13,305
   Occidental Petroleum Corp................................  43,293  3,418,415
   Oceaneering International, Inc...........................   7,200    376,776
 #*Oil States International, Inc............................  12,801    935,753
  #Overseas Shipholding Group, Inc..........................  31,761     35,572
   Panhandle Oil & Gas, Inc. Class A........................   8,087    218,996
  *Parker Drilling Co....................................... 128,659    557,093
  #Patterson-UTI Energy, Inc................................ 139,203  2,252,305
  *PDC Energy, Inc..........................................  25,857    782,691
  #Peabody Energy Corp......................................   9,200    256,680
   Penn Virginia Corp.......................................  46,847    211,748
 #*PetroQuest Energy, Inc...................................  68,290    416,569
  *PHI, Inc. Non-Voting.....................................  13,087    409,492
  *PHI, Inc. Voting.........................................   1,053     31,537
   Phillips 66..............................................  91,273  4,304,435
  *Pioneer Energy Services Corp.............................  62,807    414,526
  #Pioneer Natural Resources Co.............................  20,162  2,130,115
  *Plains Exploration & Production Co....................... 108,738  3,877,597
  *PostRock Energy Corp.....................................   1,100      1,804
  *Pyramid Oil Co...........................................   3,478     14,364
   QEP Resources, Inc.......................................  35,067  1,016,943
 #*Quicksilver Resources, Inc...............................  18,305     70,840
  #Range Resources Corp.....................................  10,900    712,424
  *REX American Resources Corp..............................  14,600    257,106
  *Rex Energy Corp..........................................  47,476    628,582
  *RigNet, Inc..............................................     452      8,394
  *Rosetta Resources, Inc...................................  23,527  1,083,183
  *Rowan Cos. P.L.C. Class A................................  93,148  2,953,723
 #*Royale Energy, Inc.......................................   3,000      8,460
  #RPC, Inc.................................................  72,669    832,787
 #*SandRidge Energy, Inc....................................  88,642    551,353
   Schlumberger, Ltd........................................  21,281  1,479,668
  *SEACOR Holdings, Inc.....................................  20,791  1,823,579
  *SemGroup Corp. Class A...................................  35,769  1,382,114
  #Ship Finance International, Ltd..........................  73,506  1,130,522
   SM Energy Co.............................................  16,292    878,465
 #*Southwestern Energy Co...................................   7,400    256,780
   Spectra Energy Corp......................................   1,600     46,192
  *Steel Excel, Inc.........................................  11,536    282,632
  *Stone Energy Corp........................................  46,911  1,106,630
  *Superior Energy Services, Inc............................  36,858    749,323
  *Swift Energy Co..........................................  45,809    765,468
  *Synergy Resources Corp...................................     853      3,625
 #*Syntroleum Corp..........................................     822        518
  #Targa Resources Corp.....................................   1,115     56,787
   Teekay Corp..............................................  61,537  1,883,648
  *Tesco Corp...............................................  35,832    315,680
   Tesoro Corp.............................................. 131,157  4,945,930
  *TETRA Technologies, Inc..................................  67,261    359,846
  *TGC Industries, Inc......................................  18,658    137,323
   Tidewater, Inc...........................................  49,266  2,340,628
   Transocean, Ltd..........................................  51,489  2,352,532
 #*Triangle Petroleum Corp..................................  44,280    282,949
 #*Ultra Petroleum Corp.....................................   4,361     99,474
  *Union Drilling, Inc......................................  24,017    155,870
  *Unit Corp................................................  45,454  1,834,069
  *Uranium Energy Corp......................................   4,266     10,068
 #*USEC, Inc................................................ 117,103     79,103

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Energy -- (Continued)
  *VAALCO Energy, Inc.....................................  63,631 $    519,865
   Valero Energy Corp..................................... 121,620    3,539,142
 #*Verenium Corp..........................................   3,057        7,520
  #W&T Offshore, Inc......................................  43,202      732,274
  *Warren Resources, Inc..................................  75,596      215,449
  *Weatherford International, Ltd......................... 113,248    1,279,702
  #Western Refining, Inc..................................  94,206    2,342,903
 #*Westmoreland Coal Co...................................   2,630       27,036
  *Whiting Petroleum Corp.................................  16,512      693,834
  *Willbros Group, Inc....................................  49,946      255,224
   World Fuel Services Corp...............................  27,654      959,594
 #*ZaZa Energy Corp.......................................   1,428        2,071
 #*Zion Oil & Gas, Inc....................................  10,155       19,193
                                                                   ------------
Total Energy..............................................          199,103,791
                                                                   ------------
Financials -- (21.0%)
  *1st Constitution Bancorp...............................   2,398       21,486
   1st Source Corp........................................  25,865      574,462
  *1st United Bancorp, Inc................................  25,437      152,876
   Access National Corp...................................   8,706      114,832
   ACE, Ltd...............................................  45,435    3,573,463
  *Affiliated Managers Group, Inc.........................   3,792      479,688
   Aflac, Inc.............................................  21,967    1,093,517
  *Alexander & Baldwin, Inc...............................  34,659    1,002,685
  *Allegheny Corp.........................................   8,498    2,953,905
   Alliance Bancorp, Inc. of Pennsylvania.................   3,932       48,776
   Alliance Financial Corp................................   4,463      202,085
   Allied World Assurance Co. Holdings Ltd................  33,779    2,712,454
   Allstate Corp. (The)...................................  86,740    3,467,865
   Alterra Capital Holdings, Ltd..........................  89,268    2,180,817
  *Altisource Portfolio Solutions SA......................  11,202    1,271,427
  *American Capital, Ltd.................................. 305,835    3,605,795
  #American Equity Investment Life Holding Co.............  66,877      769,754
   American Express Co....................................   9,290      519,961
   American Financial Group, Inc.......................... 127,737    4,956,196
  *American Independence Corp.............................   3,056       15,219
  *American International Group, Inc......................  27,224      950,934
   American National Bankshares, Inc......................   5,991      125,751
   American National Insurance Co.........................  21,779    1,591,174
  *American River Bankshares..............................   4,649       34,310
  *American Safety Insurance Holdings, Ltd................   9,968      168,060
  *American Spectrum Realty, Inc..........................     400        1,504
   Ameriprise Financial, Inc..............................  68,100    3,974,997
  *Ameris Bancorp.........................................  24,545      261,895
  *AMERISAFE, Inc.........................................  19,365      508,331
  *AmeriServ Financial, Inc...............................  17,822       52,218
  #AmTrust Financial Services, Inc........................  56,627    1,370,373
   Aon P.L.C..............................................  21,179    1,142,607
  *Arch Capital Group, Ltd................................  68,095    3,006,394
   Argo Group International Holdings, Ltd.................  31,659    1,089,070
  #Arrow Financial Corp...................................  12,850      313,540
   Aspen Insurance Holdings, Ltd..........................  67,802    2,193,395
   Associated Banc-Corp................................... 157,219    2,026,553
   Assurant, Inc..........................................  86,200    3,259,222
   Assured Guaranty, Ltd.................................. 162,765    2,260,806
  #Astoria Financial Corp................................. 101,233    1,015,367
   Atlantic American Corp.................................   5,179       15,123
  *Atlantic Coast Financial Corp..........................   1,357        2,721
   Auburn National Bancorporation, Inc....................   1,260       29,018
  *AV Homes, Inc..........................................  11,482      168,785
   Axis Capital Holdings, Ltd.............................  65,801    2,383,312

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
  #Baldwin & Lyons, Inc. Class A.........................     1,285 $    30,455
   Baldwin & Lyons, Inc. Class B.........................    10,961     266,900
   Bancfirst Corp........................................    14,198     624,144
  *Bancorp, Inc. (The)...................................    37,073     421,520
   BancorpSouth, Inc.....................................    77,308   1,093,908
  *BancTrust Financial Group, Inc........................    12,317      34,980
   Bank Mutual Corp......................................    46,438     209,435
   Bank of America Corp.................................. 1,263,850  11,779,082
   Bank of Commerce Holdings.............................     5,615      25,717
  #Bank of Hawaii Corp...................................    11,564     510,666
   Bank of Kentucky Financial Corp.......................     4,629     116,373
  #Bank of New York Mellon Corp. (The)...................   163,628   4,043,248
   Bank of the Ozarks, Inc...............................    28,120     920,649
   BankFinancial Corp....................................    23,259     186,770
   Banner Corp...........................................    19,534     566,291
   Bar Harbor Bankshares.................................     3,701     131,237
   BB&T Corp.............................................   102,589   2,969,952
  *BBCN Bancorp, Inc.....................................    69,848     833,287
  *BBX Capital Corp. Class A.............................     6,124      40,051
  #BCB Bancorp, Inc......................................     7,110      71,598
  *BCSB Bancorp, Inc.....................................     1,425      19,893
  *Beneficial Mutual Bancorp, Inc........................    70,097     664,520
  *Berkshire Bancorp, Inc................................     2,025      16,848
   Berkshire Hills Bancorp, Inc..........................    23,693     556,313
  #BGC Partners, Inc. Class A............................     3,404      15,931
   BlackRock, Inc........................................    14,303   2,712,993
  *BofI Holding, Inc.....................................    11,580     325,630
   BOK Financial Corp....................................    14,622     857,580
   Boston Private Financial Holdings, Inc................    78,648     725,135
   Bridge Bancorp, Inc...................................     3,763      75,260
 #*Bridge Capital Holdings...............................     6,459      96,562
   Brookline Bancorp, Inc................................    73,986     627,401
   Brown & Brown, Inc....................................    38,662     987,814
   Bryn Mawr Bank Corp...................................    12,410     280,962
   C&F Financial Corp....................................     1,936      75,988
   Calamos Asset Management, Inc. Class A................    22,334     241,207
   California First National Bancorp.....................     6,388     116,709
  *Camco Financial Corp..................................     3,400       6,290
   Camden National Corp..................................     7,926     276,617
  *Cape Bancorp, Inc.....................................     4,109      36,406
  *Capital Bank Financial Corp. Class A..................     1,793      31,431
 #*Capital City Bank Group, Inc..........................    16,811     170,632
   Capital One Financial Corp............................    70,527   4,243,610
   Capital Properties, Inc. Class A......................       154       1,425
  .Capital Properties, Inc. Class B......................       154          --
   Capital Southwest Corp................................     3,542     381,651
   CapitalSource, Inc....................................   301,246   2,382,856
   Capitol Federal Financial, Inc........................   139,961   1,666,936
   Cardinal Financial Corp...............................    29,367     468,991
  *Carolina Bank Holdings, Inc...........................     1,000       7,740
  *Carrollton Bancorp....................................       627       3,511
  #Cash America International, Inc.......................    25,610   1,001,095
   Cathay General Bancorp................................    91,966   1,626,879
  *CBRE Group, Inc. Class A..............................     2,800      50,456
   Center Bancorp, Inc...................................    16,007     182,320
   Centerstate Banks, Inc................................    25,680     222,646
   Central Bancorp, Inc..................................       713      22,267
  *Central Pacific Financial Corp........................     4,244      60,986
   Century Bancorp, Inc. Class A.........................     2,971      97,181
   CFS Bancorp, Inc......................................     1,879      10,804
   Charles Schwab Corp. (The)............................    17,612     239,171

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  #Charter Financial Corp...................................     243 $    2,374
   Chemical Financial Corp..................................  29,380    691,018
  *Chicopee Bancorp, Inc....................................   5,278     79,117
   Chubb Corp. (The)........................................  37,508  2,887,366
   Cincinnati Financial Corp................................  97,478  3,883,524
  *CIT Group, Inc........................................... 107,054  3,984,550
   Citigroup, Inc........................................... 207,090  7,743,095
  *Citizens Community Bancorp, Inc..........................   3,663     20,366
  *Citizens First Corp......................................   1,000      8,575
   Citizens Holding Co......................................   2,106     39,424
  *Citizens Republic Bancorp, Inc...........................     955     17,324
  *Citizens, Inc............................................  49,580    505,220
  #City Holding Co..........................................  16,234    570,138
  #City National Corp.......................................  42,958  2,195,154
   CKX Lands, Inc...........................................   1,400     18,956
   Clifton Savings Bancorp, Inc.............................  25,172    278,402
   CME Group, Inc...........................................  45,660  2,553,764
   CNA Financial Corp.......................................  83,379  2,449,675
  #CNB Financial Corp.......................................   7,760    133,317
   CNO Financial Group, Inc................................. 264,496  2,533,872
   CoBiz Financial, Inc.....................................  38,295    273,043
   Codorus Valley Bancorp, Inc..............................   1,930     29,527
  #Cohen & Steers, Inc......................................   5,916    165,589
  *Colonial Financial Services, Inc.........................   2,714     36,096
  *Colony Bankcorp, Inc.....................................   3,099     11,311
   Columbia Banking System, Inc.............................  42,257    748,371
   Comerica, Inc............................................ 102,535  3,056,568
  #Commerce Bancshares, Inc.................................  22,451    854,934
   Commercial National Financial Corp.......................   1,413     29,744
   Community Bank System, Inc...............................  37,275  1,028,417
   Community Trust Bancorp, Inc.............................  16,142    547,537
  *Community West Bancshares................................   2,000      5,540
  *CompuCredit Holdings Corp................................  19,831     75,953
   Consolidated-Tokoma Land Co..............................   5,746    188,584
  *Consumer Portfolio Services, Inc.........................   8,702     37,506
  *Cowen Group, Inc. Class A................................  66,582    169,118
   Crawford & Co. Class A...................................  28,328    123,510
   Crawford & Co. Class B...................................  14,955     82,402
  *Credit Acceptance Corp...................................   8,643    705,701
  #Cullen/Frost Bankers, Inc................................  29,396  1,625,599
  #CVB Financial Corp.......................................  97,863  1,058,878
  *DFC Global Corp..........................................  37,821    637,284
   Diamond Hill Investment Group, Inc.......................     900     69,282
   Dime Community Bancshares, Inc...........................  36,182    524,639
   Discover Financial Services..............................  20,550    842,550
   Donegal Group, Inc. Class A..............................  20,591    266,859
   Donegal Group, Inc. Class B..............................   3,821     68,874
  *Doral Financial Corp.....................................  15,659     14,874
   Duff & Phelps Corp.......................................  15,559    193,398
  *E*Trade Financial Corp................................... 235,992  1,972,893
   Eagle Bancorp Montana, Inc...............................     514      5,526
   East West Bancorp, Inc................................... 117,718  2,506,216
   Eastern Insurance Holdings, Inc..........................   8,465    142,381
  *Eastern Virginia Bankshares, Inc.........................   2,937     15,037
  #Eaton Vance Corp.........................................   1,500     42,210
   ECB Bancorp, Inc.........................................   1,170     17,164
  *eHealth, Inc.............................................  19,926    432,394
   EMC Insurance Group, Inc.................................  12,475    279,191
   Employers Holdings, Inc..................................  38,273    698,482
   Endurance Specialty Holdings, Ltd........................  59,160  2,398,938
  *Enstar Group, Ltd........................................  12,099  1,209,900

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  #Enterprise Bancorp, Inc..................................   5,554 $   94,807
   Enterprise Financial Services Corp.......................  16,357    228,998
   Epoch Holding Corp.......................................   7,601    166,614
   Erie Indemnity Co. Class A...............................   9,946    618,840
   ESB Financial Corp.......................................  13,101    176,732
   ESSA Bancorp, Inc........................................  16,415    165,463
   Evans Bancorp, Inc.......................................   2,412     38,954
   Evercore Partners, Inc. Class A..........................   5,577    155,598
   Everest Re Group, Ltd....................................  26,993  2,997,573
  *EZCORP, Inc. Class A.....................................  25,874    508,683
  *Farmers Capital Bank Corp................................   5,212     62,231
   FBL Financial Group, Inc. Class A........................  32,494  1,109,020
  #Federal Agricultural Mortgage Corp. Class A..............     987     22,889
   Federal Agricultural Mortgage Corp. Class C..............   9,329    262,798
  *Federated National Holding Co............................   6,300     39,375
   Fidelity Bancorp, Inc....................................     628     13,873
   Fidelity National Financial, Inc. Class A................ 187,838  4,021,612
   Fidelity Southern Corp...................................   9,368     91,710
   Fifth Third Bancorp...................................... 196,094  2,849,246
   Financial Institutions, Inc..............................  13,170    250,757
  *First Acceptance Corp....................................  27,407     33,162
   First Advantage Bancorp..................................   2,902     37,813
   First American Financial Corp............................ 102,745  2,337,449
   First Bancorp............................................  15,597    162,989
   First Bancorp, Inc.......................................   9,162    150,990
  *First Bancshares, Inc....................................     700      3,938
  #First Bancshares, Inc. (The).............................     222      2,331
   First Busey Corp.........................................  85,457    403,357
   First Business Financial Services, Inc...................   2,134     52,582
  *First California Financial Group, Inc....................  26,916    181,683
  *First Cash Financial Services, Inc.......................  10,205    455,755
   First Citizens BancShares, Inc. Class A..................   8,661  1,461,544
   First Commonwealth Financial Corp........................ 107,613    704,865
   First Community Bancshares, Inc..........................  16,247    243,380
   First Defiance Financial Corp............................   9,065    160,451
 #*First Federal Bancshares of Arkansas, Inc................   5,224     52,501
  *First Federal of Northern Michigan Bancorp, Inc..........     800      3,776
   First Financial Bancorp..................................  54,500    855,650
  #First Financial Bankshares, Inc..........................  17,754    643,227
   First Financial Corp.....................................  13,376    409,172
   First Financial Holdings, Inc............................  14,832    209,131
  *First Financial Northwest, Inc...........................  16,619    131,290
  *First Financial Service Corp.............................   1,670      4,426
  #First Horizon National Corp.............................. 246,889  2,298,537
   First Interstate BancSystem, Inc.........................   2,983     44,834
   First M&F Corp...........................................   5,935     50,151
  *First Marblehead Corp. (The).............................  14,664     13,784
   First Merchants Corp.....................................  27,703    407,511
   First Midwest Bancorp, Inc...............................  75,891    938,772
   First Niagara Financial Group, Inc....................... 306,675  2,539,269
  #First Pactrust Bancorp, Inc..............................  10,072    118,447
  *First Place Financial Corp...............................  10,608        732
  *First South Bancorp, Inc.................................   7,807     42,158
  *First United Corp........................................   3,697     25,509
   First West Virginia Bancorp..............................     766     12,758
   Firstbank Corp...........................................   5,196     57,676
  *FirstCity Financial Corp.................................   7,735     62,576
  #FirstMerit Corp.......................................... 111,313  1,542,798
 #*Flagstar Bancorp, Inc....................................     172      2,374
   Flagstone Reinsurance Holdings SA........................  68,139    602,349
   Flushing Financial Corp..................................  32,847    510,771

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   FNB Corp................................................. 154,905 $1,662,131
  *FNB United Corp..........................................       1         12
  *Forest City Enterprises, Inc. Class A....................  57,405    921,350
  *Forest City Enterprises, Inc. Class B....................   8,417    134,167
  *Forestar Group, Inc......................................  36,513    584,573
   Fox Chase Bancorp, Inc...................................  19,210    298,908
   Franklin Resources, Inc..................................   3,467    443,083
   Fulton Financial Corp.................................... 190,574  1,852,379
   FXCM, Inc................................................   2,772     24,948
   GAINSCO, Inc.............................................   1,497     25,524
  #Gallagher (Arthur J.) & Co...............................   8,866    314,211
   GAMCO Investors, Inc. Class A............................   3,733    182,917
  *Genworth Financial, Inc. Class A......................... 237,177  1,413,575
  #German American Bancorp, Inc.............................  12,054    271,818
   GFI Group, Inc........................................... 118,378    374,074
  #Glacier Bancorp, Inc.....................................  71,411  1,035,460
  *Gleacher & Co., Inc......................................  55,696     38,987
  *Global Indemnity P.L.C...................................  16,912    375,108
   Goldman Sachs Group, Inc. (The)..........................  47,945  5,867,989
   Great Southern Bancorp, Inc..............................  13,291    377,066
  #Greenhill & Co., Inc.....................................   3,600    171,792
  *Greenlight Capital Re, Ltd. Class A......................  31,021    792,587
  *Guaranty Bancorp.........................................  14,835     27,148
  *Guaranty Federal Bancshares, Inc.........................   1,886     13,391
  *Hallmark Financial Services, Inc.........................  22,381    170,767
   Hampden Bancorp, Inc.....................................   4,725     61,189
  *Hampton Roads Bankshares, Inc............................     520        629
  #Hancock Holding Co.......................................  79,288  2,504,708
  *Hanmi Financial Corp.....................................   3,994     49,566
   Hanover Insurance Group, Inc. (The)......................  50,046  1,807,161
  #Harleysville Savings Financial Corp......................   2,920     49,611
  *Harris & Harris Group, Inc...............................  29,482    101,123
   Hartford Financial Services Group, Inc................... 190,397  4,133,519
   Hawthorn Bancshares, Inc.................................   2,036     17,815
  #HCC Insurance Holdings, Inc..............................  99,330  3,540,121
   Heartland Financial USA, Inc.............................  16,865    484,026
  *Heritage Commerce Corp...................................  21,259    140,097
   Heritage Financial Corp..................................  11,632    160,871
   Heritage Financial Group, Inc............................   5,663     75,771
   HF Financial Corp........................................   4,200     53,676
  *HFF, Inc. Class A........................................   7,686    107,066
  *Hilltop Holdings, Inc....................................  56,461    767,305
   Hingham Institution for Savings..........................     872     59,252
 #*HMN Financial, Inc.......................................   1,450      4,843
  *Home Bancorp, Inc........................................   7,010    132,559
   Home BancShares, Inc.....................................  24,900    862,536
   Home Federal Bancorp, Inc................................  17,529    200,181
   Homeowners Choice, Inc...................................   6,753    149,917
   HopFed Bancorp, Inc......................................   2,207     17,325
   Horace Mann Educators Corp...............................  44,142    847,968
   Horizon Bancorp..........................................   3,507    101,703
   Hudson City Bancorp, Inc................................. 253,527  2,151,177
   Hudson Valley Holding Corp...............................  17,275    278,300
   Huntington Bancshares, Inc............................... 425,265  2,717,443
  #IBERIABANK Corp..........................................  31,403  1,563,555
  *ICG Group, Inc...........................................  36,244    379,837
   Independence Holding Co..................................  15,010    131,187
  *Independent Bank Corp. (45383609)........................   7,338     25,243
  #Independent Bank Corp. (453836108).......................  21,010    620,005
   Infinity Property & Casualty Corp........................  12,729    726,953
  #Interactive Brokers Group, Inc. Class A..................  42,689    608,318

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
  *IntercontinentalExchange, Inc...........................   4,400 $   576,400
  *InterGroup Corp. (The)..................................     235       5,215
   International Bancshares Corp...........................  73,397   1,332,156
  *Intervest Bancshares Corp. Class A......................  18,510      76,817
  *INTL. FCStone, Inc......................................  20,109     372,620
   Invesco, Ltd............................................ 186,136   4,526,828
  *Investment Technology Group, Inc........................  38,795     327,430
  *Investors Bancorp, Inc.................................. 107,105   1,926,819
  *Investors Capital Holdings, Ltd.........................   4,038      14,779
   Investors Title Co......................................   1,606     105,354
   Janus Capital Group, Inc................................  87,711     745,544
   Jefferies Group, Inc....................................  65,231     928,889
  *Jefferson Bancshares, Inc...............................   2,270       6,719
   JMP Group, Inc..........................................  20,821     115,348
  #Jones Lang LaSalle, Inc.................................   6,476     503,444
   JPMorgan Chase & Co..................................... 570,669  23,785,484
   Kaiser Federal Financial Group, Inc.....................   9,310     143,653
  #KBW, Inc................................................  27,309     443,771
   Kearny Financial Corp...................................  57,758     545,813
   Kemper Corp.............................................  67,798   2,101,738
   Kennedy-Wilson Holdings, Inc............................   4,617      65,561
  #Kentucky First Federal Bancorp..........................   2,320      19,024
   KeyCorp................................................. 499,016   4,201,715
 #*Knight Capital Group, Inc. Class A...................... 102,446     269,433
   Lake Shore Bancorp, Inc.................................     339       3,553
   Lakeland Bancorp, Inc...................................  27,824     276,292
   Lakeland Financial Corp.................................  16,872     450,314
   Landmark Bancorp, Inc...................................   1,820      37,310
   Legg Mason, Inc......................................... 124,614   3,175,165
  *Leucadia National Corp.................................. 106,678   2,421,591
  #Life Partners Holdings, Inc.............................   8,447      21,455
  #Lincoln National Corp................................... 152,570   3,782,210
   LNB Bancorp, Inc........................................   9,079      54,202
   Loews Corp..............................................  44,237   1,870,340
  *Louisiana Bancorp, Inc..................................   3,003      49,159
  *LSB Financial Corp......................................     426       8,414
  #M&T Bank Corp...........................................  34,171   3,557,201
 #*Macatawa Bank Corp......................................  31,196      96,396
  *Magyar Bancorp, Inc.....................................   1,971       9,540
   Maiden Holdings, Ltd....................................  67,671     571,820
   MainSource Financial Group, Inc.........................  19,995     250,337
 #*Malvern Bancorp, Inc....................................     241       2,591
 #*Markel Corp.............................................   3,533   1,667,364
  #MarketAxess Holdings, Inc...............................  31,222     975,375
   Marlin Business Services Corp...........................  13,162     297,330
   Marsh & McLennan Cos., Inc..............................  17,700     602,331
  *Maui Land & Pineapple Co., Inc..........................   4,186       9,209
  #Mayflower Bancorp, Inc..................................     500       4,515
   MB Financial, Inc.......................................  57,137   1,157,596
 #*MBIA, Inc............................................... 235,843   2,334,846
  *MBT Financial Corp......................................   9,522      27,423
   MCG Capital Corp........................................  94,877     442,127
   Meadowbrook Insurance Group, Inc........................  73,213     411,457
   Medallion Financial Corp................................  17,364     217,224
  *Mercantile Bank Corp....................................   7,390     122,157
  #Merchants Bancshares, Inc...............................   7,187     210,435
  #Mercury General Corp....................................  33,571   1,360,633
  *Meridian Interstate Bancorp, Inc........................  16,780     283,414
   Meta Financial Group, Inc...............................   2,141      50,870
   MetLife, Inc............................................ 141,103   5,007,745
  *Metro Bancorp, Inc......................................  15,320     198,854

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *MetroCorp Bancshares, Inc................................   7,245 $   73,464
  *MGIC Investment Corp..................................... 158,315    272,302
   MicroFinancial, Inc......................................   9,680     76,278
   Mid Penn Bancorp, Inc....................................     778      7,936
   MidSouth Bancorp, Inc....................................   8,676    134,478
   MidWestOne Financial Group, Inc..........................   6,846    138,289
   Montpelier Re Holdings, Ltd..............................  61,112  1,397,631
   Morgan Stanley........................................... 189,332  3,290,590
   MSB Financial Corp.......................................     600      3,792
 #*MSCI, Inc................................................     252      6,789
   MutualFirst Financial, Inc...............................   5,151     62,636
   NASDAQ OMX Group, Inc. (The).............................  91,090  2,168,853
  *National Financial Partners Corp.........................  41,675    764,736
   National Interstate Corp.................................  18,783    487,419
   National Penn Bancshares, Inc............................ 167,785  1,498,320
   National Security Group, Inc.............................     419      3,507
   National Western Life Insurance Co. Class A..............   2,337    328,045
   Naugatuck Valley Financial Corp..........................     989      7,348
  *Navigators Group, Inc. (The).............................  17,111    908,252
   NBT Bancorp, Inc.........................................  30,887    656,966
   Nelnet, Inc. Class A.....................................  36,843    899,338
  *New Century Bancorp, Inc.................................   2,187     11,700
   New England Bancshares, Inc..............................   4,895     70,635
   New Hampshire Thrift Bancshares, Inc.....................   4,833     63,699
  #New York Community Bancorp, Inc.......................... 217,731  3,017,752
  *NewBridge Bancorp........................................  12,686     54,677
  *Newport Bancorp, Inc.....................................     641     10,708
  *NewStar Financial, Inc...................................  49,671    620,888
   Nicholas Financial, Inc..................................   3,515     45,730
  *North Valley Bancorp.....................................     460      6,403
   Northeast Bancorp........................................     118      1,125
   Northeast Community Bancorp, Inc.........................   9,104     49,344
  #Northern Trust Corp......................................  14,311    683,780
  #Northfield Bancorp, Inc..................................  41,001    665,856
   Northrim Bancorp, Inc....................................   5,792    130,494
   Northwest Bancshares, Inc................................ 110,107  1,310,273
   Norwood Financial Corp...................................   1,492     47,371
   NYSE Euronext............................................ 132,257  3,274,683
   Ocean Shore Holding Co...................................   6,104     81,122
   OceanFirst Financial Corp................................  19,071    265,850
  *Ocwen Financial Corp.....................................  78,426  3,024,891
   Ohio Valley Banc Corp....................................   2,002     37,788
  #Old National Bancorp..................................... 111,635  1,369,761
   Old Republic International Corp.......................... 242,918  2,400,030
 #*Old Second Bancorp, Inc..................................  11,059     15,483
  *OmniAmerican Bancorp, Inc................................  12,333    282,302
   OneBeacon Insurance Group, Ltd. Class A..................  25,045    338,108
   Oppenheimer Holdings, Inc. Class A.......................   7,365    119,902
   Oriental Financial Group, Inc............................  42,091    495,832
   Oritani Financial Corp...................................  55,847    853,342
  *Pacific Capital Bancorp..................................  10,120    464,609
   Pacific Continental Corp.................................  17,305    160,763
  *Pacific Mercantile Bancorp...............................   9,408     67,455
  *Pacific Premier Bancorp, Inc.............................   4,508     50,580
   PacWest Bancorp..........................................  32,467    730,508
  #Park National Corp.......................................  14,100    938,355
  *Park Sterling Corp.......................................  12,389     61,945
   PartnerRe, Ltd...........................................  32,897  2,664,657
  *Patriot National Bancorp.................................   1,500      2,280
   Peapack-Gladstone Financial Corp.........................   8,268    128,071
   Penns Woods Bancorp, Inc.................................   4,255    172,455

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Peoples Bancorp..........................................   1,337 $   25,938
   Peoples Bancorp of North Carolina........................   3,297     32,970
   Peoples Bancorp, Inc.....................................  10,126    215,684
   People's United Financial, Inc........................... 187,704  2,258,079
  *PHH Corp.................................................  57,072  1,187,668
  *Phoenix Cos, Inc. (The)..................................   6,427    193,710
  *PICO Holdings, Inc.......................................  22,860    506,120
   Pinnacle Bancshares, Inc.................................     200      2,275
  *Pinnacle Financial Partners, Inc.........................  34,060    665,873
  *Piper Jaffray Cos., Inc..................................  20,441    548,841
   Platinum Underwriters Holdings, Ltd......................  39,027  1,732,799
   PNC Financial Services Group, Inc........................  76,226  4,435,591
  *Popular, Inc.............................................  57,311  1,107,822
  *Porter Bancorp, Inc......................................   6,860     10,016
 #*Preferred Bank...........................................   1,920     27,283
   Premier Financial Bancorp, Inc...........................   3,385     32,394
   Presidential Life Corp...................................  21,438    299,703
   Primerica, Inc...........................................  42,880  1,211,789
 #*Primus Guaranty, Ltd.....................................  15,070    125,835
  *Princeton National Bancorp, Inc..........................   2,474        346
  #Principal Financial Group, Inc........................... 157,281  4,331,519
  #PrivateBancorp, Inc......................................  77,373  1,250,348
   ProAssurance Corp........................................  26,388  2,359,087
  #Progressive Corp. (The)..................................  18,576    414,245
  #Prosperity Bancshares, Inc...............................  39,609  1,658,033
   Protective Life Corp.....................................  77,513  2,116,105
   Provident Financial Holdings, Inc........................   9,638    142,353
   Provident Financial Services, Inc........................  64,885    973,275
   Provident New York Bancorp...............................  42,153    384,857
 #*Prudential Bancorp, Inc. of Pennsylvania.................   5,398     35,627
   Prudential Financial, Inc................................  64,572  3,683,833
  *PSB Holdings, Inc........................................   3,252     15,106
  #Pulaski Financial Corp...................................  10,937     93,621
   Pzena Investment Management, Inc. Class A................   2,844     16,040
   QC Holdings, Inc.........................................  12,392     41,885
   QCR Holdings, Inc........................................     309      4,465
  #Radian Group, Inc........................................ 128,091    600,747
  #Raymond James Financial, Inc.............................  19,745    753,074
   Regions Financial Corp................................... 634,241  4,135,251
   Reinsurance Group of America, Inc........................  53,196  2,815,132
   RenaissanceRe Holdings, Ltd..............................  45,780  3,724,661
   Renasant Corp............................................  26,599    489,688
   Republic Bancorp, Inc. Class A...........................  20,236    437,502
  *Republic First Bancorp, Inc..............................  20,713     44,119
   Resource America, Inc. Class A...........................  18,325    123,877
  *Riverview Bancorp, Inc...................................  13,240     21,846
   RLI Corp.................................................  20,135  1,372,804
   Rockville Financial, Inc.................................  28,505    378,831
   Roma Financial Corp......................................  25,930    228,443
  *Royal Bancshares of Pennsylvania, Inc. Class A...........   6,447     12,894
  *Rurban Financial Corp....................................   3,194     22,997
  #S&T Bancorp, Inc.........................................  27,583    484,633
   S.Y. Bancorp, Inc........................................  15,245    359,477
  *Safeguard Scientifics, Inc...............................  23,253    368,560
   Safety Insurance Group, Inc..............................  15,852    734,740
   Salisbury Bancorp, Inc...................................     856     21,888
   Sandy Spring Bancorp, Inc................................  26,668    509,892
  *Savannah Bancorp, Inc. (The).............................   3,485     33,805
   SCBT Financial Corp......................................  12,899    511,832
   SeaBright Holdings, Inc..................................  20,549    225,423
  *Seacoast Banking Corp. of Florida........................  24,205     38,728

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *Security National Financial Corp. Class A................   2,038 $    9,986
  #SEI Investments Co.......................................  12,500    273,500
   Selective Insurance Group, Inc...........................  58,696  1,085,289
   Shore Bancshares, Inc....................................   4,929     27,849
   SI Financial Group, Inc..................................   6,511     71,621
  *Siebert Financial Corp...................................   9,393     14,841
   Sierra Bancorp...........................................  11,952    134,460
 #*Signature Bank...........................................  12,100    862,004
   Simmons First National Corp. Class A.....................  17,031    423,902
   SLM Corp.................................................  30,766    540,866
   Somerset Hills Bancorp...................................   1,743     14,763
   South Street Financial Corp..............................     400      2,000
  *Southcoast Financial Corp................................   4,336     20,292
  *Southern Connecticut Bancorp, Inc........................     700        763
  *Southern First Bancshares, Inc...........................   2,569     25,433
   Southern Missouri Bancorp, Inc...........................   1,465     35,526
   Southern National Bancorp of Virginia, Inc...............     712      5,796
   Southside Bancshares, Inc................................  19,044    388,685
  *Southwest Bancorp, Inc...................................  17,697    190,951
   Southwest Georgia Financial Corp.........................   1,854     16,649
 #*St. Joe Co. (The)........................................  42,478    841,064
   StanCorp Financial Group, Inc............................  42,203  1,449,673
   State Auto Financial Corp................................  38,717    624,892
   State Street Corp........................................  72,374  3,225,709
   StellarOne Corp..........................................  21,618    296,599
   Sterling Bancorp.........................................  31,081    296,824
  #Stewart Information Services Corp........................  19,146    446,485
 #*Stifel Financial Corp....................................  26,594    843,030
  *Stratus Properties, Inc..................................   6,580     60,536
  *Suffolk Bancorp..........................................   8,164    122,623
   Summit State Bank........................................   1,156      8,184
  *Sun Bancorp, Inc.........................................  32,827    101,435
   SunTrust Banks, Inc......................................  70,003  1,904,082
   Susquehanna Bancshares, Inc.............................. 195,900  2,031,481
  *Sussex Bancorp...........................................   1,590      9,461
  *SVB Financial Group......................................  21,341  1,207,687
  *SWS Group, Inc...........................................  23,777    135,291
   Symetra Financial Corp...................................  28,431    339,750
   Synovus Financial Corp................................... 622,438  1,524,973
   T. Rowe Price Group, Inc.................................   3,600    233,784
 #*Taylor Capital Group, Inc................................  22,039    411,689
  #TCF Financial Corp.......................................  84,395    965,479
   TD Ameritrade Holding Corp...............................  12,649    198,463
   Teche Holding Co.........................................   1,486     59,559
  *Tejon Ranch Co...........................................  14,202    425,208
   Territorial Bancorp, Inc.................................  12,058    272,511
  #Teton Advisors, Inc. Class A.............................      39        548
 #*Texas Capital Bancshares, Inc............................  31,625  1,501,239
   TF Financial Corp........................................   2,289     51,274
  *TFS Financial Corp.......................................  40,111    358,993
   Thomas Properties Group, Inc.............................  53,749    287,020
  *Timberland Bancorp, Inc..................................   3,941     24,434
   Tompkins Financial Corp..................................  13,683    553,888
   Torchmark Corp...........................................  49,305  2,494,340
   Tower Financial Corp.....................................   1,403     16,626
   Tower Group, Inc.........................................  39,800    717,196
  #TowneBank................................................  25,265    393,376
   Travelers Cos., Inc. (The)...............................  55,984  3,971,505
  *Tree.com, Inc............................................  10,503    151,768
   TriCo Bancshares.........................................  15,107    253,798
   TrustCo Bank Corp........................................  96,745    539,837

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Financials -- (Continued)
  #Trustmark Corp.........................................  63,356 $  1,486,965
   U.S. Bancorp........................................... 100,635    3,342,088
  #UMB Financial Corp.....................................  37,793    1,682,922
   Umpqua Holdings Corp................................... 128,692    1,555,886
   Union Bankshares, Inc..................................   2,000       39,200
   Union First Market Bankshares Corp.....................  22,511      353,423
  *United Bancshares, Inc. (909458101)....................   2,040       19,339
  #United Bancshares, Inc. (909907107)....................  47,011    1,120,272
   United Community Bancorp...............................   1,512       10,115
  *United Community Banks, Inc............................  14,498      126,133
  *United Community Financial Corp........................   7,148       27,234
   United Financial Bancorp, Inc..........................  17,480      268,668
   United Fire Group, Inc.................................  29,011      689,591
  *United Security Bancshares, Inc. (911459105)...........     600        3,288
  *United Security Bancshares, Inc. (911460103)...........  10,157       30,471
  *Unity Bancorp, Inc.....................................   5,781       35,264
   Universal Insurance Holdings, Inc......................  43,221      170,723
   Univest Corp. of Pennsylvania..........................  17,118      289,637
   Unum Group............................................. 152,511    3,092,923
   Validus Holdings, Ltd..................................  92,715    3,319,197
  #Valley National Bancorp................................  65,321      636,227
   ViewPoint Financial Group, Inc.........................  40,834      849,347
  *Virginia Commerce Bancorp, Inc.........................  29,169      267,188
  *Virtus Investment Partners, Inc........................     595       57,120
  #VSB Bancorp, Inc.......................................     170        1,808
  #Waddell & Reed Financial, Inc..........................   5,916      197,180
  *Walker & Dunlop, Inc...................................      36          598
   Washington Banking Co..................................  16,508      225,664
   Washington Federal, Inc................................ 114,867    1,927,468
   Washington Trust Bancorp, Inc..........................  16,383      442,177
 #*Waterstone Financial, Inc..............................  24,001      129,605
   Wayne Savings Bancshares, Inc..........................   1,684       15,156
   Webster Financial Corp.................................  84,048    1,849,056
   Wells Fargo & Co....................................... 351,390   11,838,329
   WesBanco, Inc..........................................  29,194      642,268
   West Bancorporation, Inc...............................  17,389      189,714
  *West Coast Bancorp.....................................  16,237      357,539
  #Westamerica Bancorporation.............................   9,986      440,582
  *Western Alliance Bancorp...............................  72,613      745,009
   Westfield Financial, Inc...............................  28,843      210,265
   Westwood Holdings Group, Inc...........................   2,463       95,614
   White River Capital, Inc...............................   2,804       63,441
  *Wilshire Bancorp, Inc..................................  29,048      189,102
  #Wintrust Financial Corp................................  39,235    1,449,733
 #*World Acceptance Corp..................................  13,047      871,018
   WR Berkley Corp........................................  69,300    2,695,077
  *WSB Holdings, Inc......................................   4,002       22,811
   WSFS Financial Corp....................................   2,696      114,189
   WVS Financial Corp.....................................   1,627       14,236
   XL Group P.L.C......................................... 162,997    4,032,546
  *Yadkin Valley Financial Corp...........................  11,030       35,296
   Zions Bancorporation................................... 166,601    3,576,923
  *ZipRealty, Inc.........................................  17,864       47,161
                                                                   ------------
Total Financials..........................................          481,889,426
                                                                   ------------
Health Care -- (7.6%)
  *Abaxis, Inc............................................   4,015      147,672
 #*ABIOMED, Inc...........................................   1,436       28,462
  *Acadia Healthcare Co., Inc.............................   3,172       65,248
  *Accelr8 Technology Corp................................   2,200        8,250
  *Accuray, Inc...........................................  67,370      468,895

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
  *Acorda Therapeutics, Inc.................................   5,400 $  129,330
  *Adcare Health Systems, Inc...............................   5,448     25,826
  *Addus HomeCare Corp......................................   8,843     48,018
  *ADVENTRX Pharmaceuticals, Inc............................  19,471     12,265
  #Aetna, Inc...............................................  38,015  1,661,256
  *Affymax, Inc.............................................  36,132    823,448
 #*Affymetrix, Inc..........................................  79,227    251,150
   Agilent Technologies, Inc................................  15,200    547,048
 #*Air Methods Corp.........................................  11,532  1,264,253
 #*Akorn, Inc...............................................  21,211    254,744
  *Albany Molecular Research, Inc...........................  35,314    125,012
  *Alere, Inc...............................................  82,627  1,586,438
  *Alexion Pharmaceuticals, Inc.............................  10,000    903,800
 #*Align Technology, Inc....................................  17,155    455,980
  *Alkermes P.L.C...........................................  41,898    776,370
  *Alliance HealthCare Services, Inc........................  27,009     37,272
  *Allied Healthcare Products, Inc..........................   4,920     13,432
  *Allscripts Healthcare Solutions, Inc.....................  24,959    322,470
  *Almost Family, Inc.......................................   9,772    202,574
 #*Alnylam Pharmaceuticals, Inc.............................  24,200    391,314
  *Alphatec Holdings, Inc...................................  91,449    157,292
  *AMAG Pharmaceuticals, Inc................................  13,908    215,296
  *Amedisys, Inc............................................  32,334    356,967
  *American Shared Hospital Services........................     900      2,691
  *AMERIGROUP Corp..........................................  14,200  1,297,028
  #AmerisourceBergen Corp...................................  16,800    662,592
   Amgen, Inc...............................................  26,155  2,263,584
  *AMN Healthcare Services, Inc.............................  42,340    420,013
  *Amsurg Corp..............................................  34,540    985,081
   Analogic Corp............................................  11,775    867,347
  *AngioDynamics, Inc.......................................  28,106    301,577
  *Anika Therapeutics, Inc..................................  15,395    172,578
 #*Arena Pharmaceuticals, Inc...............................  52,600    416,066
  *Ariad Pharmaceuticals, Inc............................... 111,200  2,396,360
  *Arqule, Inc..............................................  22,984     57,690
  *Array BioPharma, Inc.....................................  13,395     55,455
   Arrhythmia Research Technology, Inc......................   1,153      2,848
  *ArthroCare Corp..........................................   9,467    284,767
   Assisted Living Concepts, Inc. Class A...................  22,420    177,342
  *Astex Pharmaceuticals, Inc...............................  71,506    170,184
  *AtriCure, Inc............................................   5,302     34,039
   Atrion Corp..............................................   1,788    363,393
  *Authentidate Holding Corp................................   2,236      3,108
 #*AVEO Pharmaceuticals, Inc................................   2,329     17,770
  #Bard (C.R.), Inc.........................................   4,262    409,962
  *Bioanalytical Systems, Inc...............................   1,915      2,221
  *BioClinica, Inc..........................................  14,837     93,028
 #*BioCryst Pharmaceuticals, Inc............................  22,476     65,405
  *Biodel, Inc..............................................   4,308     12,062
  *Biogen Idec, Inc.........................................   6,870    949,571
  *BioMarin Pharmaceutical, Inc.............................   7,300    270,392
  *BioMimetic Therapeutics, Inc.............................   6,821     25,306
  *Bio-Rad Laboratories, Inc. Class A.......................  10,635  1,077,857
  *Bio-Rad Laboratories, Inc. Class B.......................   1,277    127,381
 #*Bio-Reference Labs, Inc..................................  10,468    290,592
  *BioScrip, Inc............................................  62,349    574,234
 #*BioSpecifics Technologies Corp...........................   1,342     21,472
  *Boston Scientific Corp................................... 767,057  3,942,673
 #*Bovie Medical Corp.......................................  13,510     50,663
   Bristol-Myers Squibb Co..................................  49,289  1,638,859
  *Brookdale Senior Living, Inc.............................  50,523  1,185,270

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
  *Bruker Corp..............................................  13,400 $  162,006
 #*BSD Medical Corp.........................................   4,900      9,163
  *Cambrex Corp.............................................  32,247    389,544
   Cantel Medical Corp......................................  25,807    671,240
  *Capital Senior Living Corp...............................  30,675    493,254
   Cardinal Health, Inc.....................................  11,763    483,812
  *CardioNet, Inc...........................................  20,355     49,463
  *CareFusion Corp.......................................... 117,044  3,108,689
  *CAS Medical Systems, Inc.................................     415        755
  *Catamaran Corp...........................................   8,256    389,353
 #*Celldex Therapeutics, Inc................................  44,462    244,986
 #*Celsion Corp.............................................   1,900      8,189
  *Centene Corp.............................................  38,472  1,461,167
 #*Cepheid, Inc.............................................   4,496    136,274
  *Cerner Corp..............................................   4,000    304,760
  *Charles River Laboratories International, Inc............  15,198    567,189
  #Chemed Corp..............................................  12,392    833,362
  *Chindex International, Inc...............................   5,552     57,574
   Cigna Corp...............................................  17,253    879,903
 #*Codexis, Inc.............................................  11,100     28,860
  *CombiMatrix Corp.........................................   5,505      2,395
  *Community Health Systems, Inc............................  85,297  2,338,844
   Computer Programs & Systems, Inc.........................   2,708    132,177
  *Conceptus, Inc...........................................  30,237    569,665
   CONMED Corp..............................................  29,451    814,615
   Cooper Cos., Inc. (The)..................................  34,627  3,323,499
 #*Cornerstone Therapeutics, Inc............................   1,700      8,313
  *Corvel Corp..............................................   5,693    242,123
 #*Covance, Inc.............................................   7,051    343,454
   Coventry Health Care, Inc................................  76,051  3,318,866
   Covidien P.L.C...........................................  15,563    855,187
  *Cross Country Healthcare, Inc............................  28,279    124,428
   CryoLife, Inc............................................  29,023    179,652
 #*Cubist Pharmaceuticals, Inc..............................  27,133  1,164,006
  *Cumberland Pharmaceuticals, Inc..........................  20,840    122,331
  *Cutera, Inc..............................................  15,217    112,758
  *Cyberonics, Inc..........................................   6,029    278,841
  *Cynosure, Inc. Class A...................................  10,276    270,670
  *Cytokinetics, Inc........................................  54,657     36,074
 #*DaVita, Inc..............................................   7,338    825,672
   Daxor Corp...............................................   4,092     33,104
   DENTSPLY International, Inc..............................  10,234    377,021
  *Depomed, Inc.............................................  33,553    189,574
  *Digirad Corp.............................................  16,700     35,905
  *Durect Corp..............................................  23,066     31,600
  *DUSA Pharmaceuticals, Inc................................   8,762     60,107
  *Dyax Corp................................................  30,347     91,041
  *Dynacq Healthcare, Inc...................................   2,433         24
 #*Edwards Lifesciences Corp................................   7,400    642,542
  *Emergent Biosolutions, Inc...............................  32,856    436,656
  *Emeritus Corp............................................  25,114    563,809
  *Encision, Inc............................................     800        728
  *Endo Health Solutions, Inc...............................  24,327    697,212
  *Endocyte, Inc............................................   6,791     64,990
   Ensign Group, Inc. (The).................................  21,332    622,041
  *Entremed, Inc............................................      63        102
  *Enzo Biochem, Inc........................................  39,085     78,170
  *Enzon Pharmaceuticals, Inc...............................  52,724    346,397
  *Epocrates, Inc...........................................     383      3,746
  *Exact Sciences Corp......................................   3,900     36,894
  *Exactech, Inc............................................  13,382    223,479

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
  *ExamWorks Group, Inc.....................................   4,590 $   64,352
  *Express Scripts Holding Co...............................   9,720    598,169
 #*FAB Universal Corp.......................................   1,222      4,399
  *Five Star Quality Care, Inc..............................  49,442    260,065
  *Forest Laboratories, Inc.................................   9,100    306,761
  *Furiex Pharmaceuticals, Inc..............................   9,560    183,265
  *Future Healthcare of America.............................   1,222        238
 #*Genomic Health, Inc......................................   5,751    179,719
  *Gentiva Health Services, Inc.............................  33,864    318,322
 #*Geron Corp...............................................  29,750     39,568
  *Greatbatch, Inc..........................................  25,442    559,215
  *GTx, Inc.................................................  14,515     58,205
  *Haemonetics Corp.........................................  14,694  1,200,500
  *Hanger, Inc..............................................  31,646    802,226
  *Harvard Bioscience, Inc..................................  35,325    142,007
  *Health Management Associates, Inc. Class A...............  20,115    146,840
  *Health Net, Inc..........................................  53,129  1,143,336
 #*HealthSouth Corp.........................................  17,216    380,990
  *HealthStream, Inc........................................  17,632    450,321
  *Healthways, Inc..........................................  36,848    358,531
  *Hemispherx Biopharma, Inc................................   3,300      2,789
 #*Henry Schein, Inc........................................   8,644    637,754
   Hill-Rom Holdings, Inc...................................  16,730    469,946
  *Hi-Tech Pharmacal Co., Inc...............................  11,240    352,374
 #*HMS Holdings Corp........................................   5,453    125,910
 #*Hologic, Inc............................................. 138,874  2,863,582
  *Hooper Holmes, Inc.......................................   6,931      4,159
  *Hospira, Inc.............................................  11,600    356,004
   Humana, Inc..............................................  11,673    866,954
  *ICU Medical, Inc.........................................  13,600    806,888
  *Idera Pharmaceuticals, Inc...............................  20,811     19,146
 #*IDEXX Laboratories, Inc..................................     400     38,480
 #*Illumina, Inc............................................   9,020    428,540
 #*Immunomedics, Inc........................................  19,800     65,538
 #*Impax Laboratories, Inc..................................  40,496    860,540
 #*Incyte Corp..............................................   8,536    136,235
 #*Infinity Pharmaceuticals, Inc............................  22,704    508,343
  *Integra LifeSciences Holdings Corp.......................  17,344    663,408
 #*Intuitive Surgical, Inc..................................   1,500    813,330
   Invacare Corp............................................  31,552    430,685
  *IPC The Hospitalist Co...................................   5,478    188,936
  *Iridex Corp..............................................   2,905     11,562
  *IRIS International, Inc..................................  17,774    346,415
  *IsoRay, Inc..............................................   7,600      4,712
  *Jazz Pharmaceuticals P.L.C...............................   4,993    268,274
   Johnson & Johnson........................................  26,109  1,849,039
   Kewaunee Scientific Corp.................................   2,037     22,977
  *Kindred Healthcare, Inc..................................  52,528    514,774
  *K-V Pharmaceutical Co. Class B...........................   3,668        183
 #*Laboratory Corp. of America Holdings.....................   4,480    379,590
   Landauer, Inc............................................   2,932    169,909
  *Lannet Co., Inc..........................................  29,173    128,653
  *LCA-Vision, Inc..........................................  14,533     55,516
   LeMaitre Vascular, Inc...................................  15,418     92,508
  *Lexicon Pharmaceuticals, Inc.............................  99,460    205,882
  *LHC Group, Inc...........................................  19,752    346,055
  *Life Technologies Corp...................................  24,787  1,212,332
  *LifePoint Hospitals, Inc.................................  53,281  1,882,951
  *Luminex Corp.............................................   8,014    128,865
  *Magellan Health Services, Inc............................  27,238  1,365,986
   Maxygen, Inc.............................................  41,232    100,606

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (Continued)
   McKesson Corp...........................................   8,300 $   774,473
  *MedAssets, Inc..........................................  51,105     906,092
 .*MedCath Corp............................................  19,024      26,063
  *Medical Action Industries, Inc..........................  17,432      51,424
 #*Medicines Co. (The).....................................  39,914     874,915
 #*MediciNova, Inc.........................................   5,909      12,527
  #Medicis Pharmaceutical Corp. Class A....................  21,301     924,676
  *Medidata Solutions, Inc.................................   5,030     211,361
 #*Medivation, Inc.........................................     606      30,979
 #*MEDNAX, Inc.............................................  12,830     885,013
   Medtronic, Inc..........................................  34,975   1,454,261
   Merck & Co., Inc........................................ 149,737   6,832,499
  *Merit Medical Systems, Inc..............................  38,652     558,135
  *Metabolix, Inc..........................................   1,126       1,498
  *Metropolitan Health Networks, Inc.......................  39,383     430,456
  *Misonix, Inc............................................   2,797      12,363
  *Molina Healthcare, Inc..................................  45,700   1,145,699
  *Momenta Pharmaceuticals, Inc............................  28,579     362,382
  *MWI Veterinary Supply, Inc..............................   4,880     512,498
  *Mylan, Inc..............................................  11,240     284,822
  *Myrexis, Inc............................................  23,608      56,659
  *Myriad Genetics, Inc....................................  11,511     301,243
  *Nabi Biopharmaceuticals.................................  37,381      65,417
 #*Nanosphere, Inc.........................................  19,664      61,548
   National Healthcare Corp................................  14,015     667,394
   National Research Corp..................................   4,858     246,203
  *Natus Medical, Inc......................................  32,869     371,420
  *Neogen Corp.............................................   8,239     352,547
  *Neurocrine Biosciences, Inc.............................  12,583      92,233
 #*Novavax, Inc............................................  26,589      55,837
  *NuVasive, Inc...........................................  36,663     528,680
  *Obagi Medical Products, Inc.............................  12,043     148,490
   Omnicare, Inc........................................... 109,511   3,781,415
  *Omnicell, Inc...........................................  37,756     550,482
 #*OncoGenex Pharmaceutical, Inc...........................     350       4,340
 #*Onyx Pharmaceuticals, Inc...............................   6,700     525,012
  *OraSure Technologies, Inc...............................  28,900     261,834
 #*Orexigen Therapeutics, Inc..............................  37,332     198,980
  *Orthofix International NV...............................  11,146     442,050
 #*Osiris Therapeutics, Inc................................   4,893      51,377
  #Owens & Minor, Inc......................................  39,382   1,121,206
  *Pain Therapeutics, Inc..................................  34,082     159,163
  *Palomar Medical Technologies, Inc.......................  18,816     162,382
  *PAREXEL International Corp..............................  35,821   1,099,346
   Patterson Cos., Inc.....................................  10,176     339,878
  *PDI, Inc................................................  16,959     116,169
  #PDL BioPharma, Inc......................................  34,563     257,494
   PerkinElmer, Inc........................................  80,822   2,499,824
 #*Pernix Therapeutics Holdings, Inc.......................   3,213      25,318
   Perrigo Co..............................................   5,287     608,058
   Pfizer, Inc............................................. 563,682  14,018,771
  *PharMerica Corp.........................................  28,455     347,720
 #*PhotoMedex, Inc.........................................   2,100      27,951
  *Pozen, Inc..............................................  29,293     175,465
  *Progenics Pharmaceuticals, Inc..........................  26,897      76,656
  *ProPhase Labs, Inc......................................   6,052       9,986
  *Providence Service Corp. (The)..........................  14,336     146,227
  *pSivida Corp............................................  13,195      20,584
 #*PSS World Medical, Inc..................................  19,037     544,839
   Quality Systems, Inc....................................   4,390      76,606
  #Quest Diagnostics, Inc..................................  11,000     634,920

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
 #*Questcor Pharmaceuticals, Inc............................   7,700 $  196,196
 #*Quidel Corp..............................................  28,528    500,096
  *RadNet, Inc..............................................  10,874     28,272
  *Regeneron Pharmaceuticals, Inc...........................   6,200    882,260
  *Repligen Corp............................................  30,484    155,468
 #*Repros Therapeutics, Inc.................................     186      2,682
  #ResMed, Inc..............................................   9,600    383,424
  *Rigel Pharmaceuticals, Inc...............................  51,105    455,346
  *Rochester Medical Corp...................................  12,087    126,793
 #*Rockwell Medical, Inc....................................   3,635     26,136
  *RTI Biologics, Inc.......................................  57,264    232,492
  *Salix Pharmaceuticals, Ltd...............................   3,676    143,511
 #*Sangamo Biosciences, Inc.................................  22,327    124,138
  *Santarus, Inc............................................  24,354    222,352
 #*SciClone Pharmaceuticals, Inc............................  60,600    333,906
 #*Seattle Genetics, Inc....................................   7,900    198,764
  *Select Medical Holdings Corp............................. 122,988  1,302,443
   Simulations Plus, Inc....................................   1,800      8,280
  *Sirona Dental Systems, Inc...............................  15,186    869,550
  *Skilled Healthcare Group, Inc. Class A...................  19,937    154,910
  *Solta Medical, Inc.......................................  61,883    182,555
   Span-American Medical System, Inc........................   3,229     56,330
  *Spectranetics Corp.......................................  25,926    377,483
 #*Spectrum Pharmaceuticals, Inc............................  26,500    295,740
   St. Jude Medical, Inc....................................  13,900    531,814
  *Staar Surgical Co........................................  12,085     77,827
 #*StemCells, Inc...........................................   1,150      2,346
 #*Stereotaxis, Inc.........................................   1,337      2,353
   STERIS Corp..............................................  27,809    990,278
  *Strategic Diagnostics, Inc...............................  12,404     14,141
  #Stryker Corp.............................................   8,562    450,361
  *Sucampo Pharmaceuticals, Inc. Class A....................  13,917     69,446
  *Sun Healthcare Group, Inc................................  18,985    160,613
  *SunLink Health Systems, Inc..............................   1,702      1,787
  *Sunrise Senior Living, Inc...............................  34,907    502,312
  *SurModics, Inc...........................................  18,631    334,985
  *Symmetry Medical, Inc....................................  37,569    344,132
  *Synageva BioPharma Corp..................................   3,718    157,197
 #*Synta Pharmaceuticals Corp...............................   3,991     31,409
  *Targacept, Inc...........................................   1,995      8,140
  *Team Health Holdings, Inc................................  13,423    357,186
   Techne Corp..............................................   3,336    224,713
   Teleflex, Inc............................................  37,788  2,567,695
 #*Tenet Healthcare Corp....................................  31,779    749,984
  *Theragenics Corp.........................................  14,207     21,737
 #*Theravance, Inc..........................................   1,374     30,929
   Thermo Fisher Scientific, Inc............................  56,727  3,463,751
  *Thoratec Corp............................................  14,300    510,510
  *Tornier NV...............................................      78      1,334
  *TranS1, Inc..............................................  19,129     52,605
 #*Transcept Pharmaceuticals, Inc...........................  14,106     71,800
  *Triple-S Management Corp. Class B........................  20,128    363,109
  *Trius Therapeutics, Inc..................................   1,344      7,365
   U.S. Physical Therapy, Inc...............................  10,908    291,244
  *United Therapeutics Corp.................................   5,700    260,319
   UnitedHealth Group, Inc..................................  42,737  2,393,272
  *Universal American Corp..................................  86,102    778,362
   Universal Health Services, Inc. Class B..................  12,318    509,842
  *Urologix, Inc............................................   3,584      2,794
   Utah Medical Products, Inc...............................   3,789    128,902
  *Vascular Solutions, Inc..................................  15,185    228,838

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Health Care -- (Continued)
 #*VCA Antech, Inc........................................  66,316 $  1,298,467
 #*Vical, Inc.............................................  23,343       79,600
  *ViroPharma, Inc........................................  71,930    1,816,233
  *Watson Pharmaceuticals, Inc............................  11,200      962,640
  *WellCare Health Plans, Inc.............................  35,383    1,684,231
  #WellPoint, Inc.........................................  49,131    3,010,748
   West Pharmaceutical Services, Inc......................  22,333    1,203,079
  *Wright Medical Group, Inc..............................  38,001      772,180
  *XenoPort, Inc..........................................  28,231      232,341
   Young Innovations, Inc.................................   8,251      281,772
  *Zalicus, Inc...........................................  11,731        6,569
  #Zimmer Holdings, Inc...................................  12,595      808,725
                                                                   ------------
Total Health Care.........................................          173,405,161
                                                                   ------------
Industrials -- (12.5%)
  #A.O. Smith Corp........................................  20,294    1,233,266
  *A.T. Cross Co. Class A.................................   8,242       78,052
  *A123 Systems, Inc......................................  34,175        4,914
   AAON, Inc..............................................  15,111      317,029
   AAR Corp...............................................  44,341      669,106
   ABM Industries, Inc....................................  51,661      981,559
  *Acacia Research Corp...................................  13,822      358,957
  *ACCO Brands Corp.......................................  63,202      457,582
  *Accuride Corp..........................................  24,116       64,390
   Aceto Corp.............................................  29,376      294,348
   Acme United Corp.......................................   1,921       21,765
  #Acorn Energy, Inc......................................  16,783      142,823
  *Active Power, Inc......................................   4,800        3,456
  #Actuant Corp. Class A..................................  63,614    1,796,459
  #Acuity Brands, Inc.....................................   8,629      558,296
  *Adept Technology, Inc..................................  10,771       43,084
  *ADT Corp. (The)........................................  16,852      699,527
  *Advisory Board Co. (The)...............................  12,196      579,310
  *AECOM Technology Corp.................................. 110,026    2,362,258
  *Aegion Corp............................................  40,066      740,019
  *AeroCentury Corp.......................................   1,149       14,466
  *Aerosonic Corp.........................................     970        3,172
  *Aerovironment, Inc.....................................  17,356      381,658
  *AGCO Corp..............................................  24,204    1,101,524
  *Air Transport Services Group, Inc......................  65,328      251,513
   Aircastle, Ltd.........................................  69,572      774,336
   Alamo Group, Inc.......................................  12,741      426,824
  *Alaska Air Group, Inc..................................  48,307    1,847,260
   Albany International Corp. Class A.....................  27,006      593,322
  *Allegiant Travel Co....................................  11,361      826,399
  #Alliant Techsystems, Inc...............................  10,501      601,602
 .*Allied Defense Group, Inc. (The).......................   6,064       32,442
   Allied Motion Technologies, Inc........................   7,832       50,516
   Altra Holdings, Inc....................................  30,432      548,385
   Amerco, Inc............................................  19,915    2,300,979
  *Ameresco, Inc. Class A.................................  11,757      130,032
  *American Railcar Industries, Inc.......................  23,316      685,024
  *American Reprographics Co..............................  44,613      170,868
   American Science & Engineering, Inc....................   5,381      342,124
 #*American Superconductor Corp...........................  12,387       44,469
  *American Woodmark Corp.................................  14,123      324,829
   AMETEK, Inc............................................  14,445      513,520
   Ampco-Pittsburgh Corp..................................  10,468      184,865
  *AMREP Corp.............................................   5,440       35,360
   Apogee Enterprises, Inc................................  30,486      621,000
   Applied Industrial Technologies, Inc...................  36,527    1,482,631

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
   Argan, Inc...............................................  12,185 $  216,771
   Arkansas Best Corp.......................................  27,392    220,506
   Armstrong World Industries, Inc..........................  29,339  1,519,760
  *Ascent Solar Technologies, Inc...........................  31,175     25,408
  *Asset Acceptance Capital Corp............................  29,746    189,779
   Asta Funding, Inc........................................  12,881    120,824
  *Astec Industries, Inc....................................  21,879    630,115
  *Astronics Corp...........................................   5,462    126,773
  *Astronics Corp. Class B..................................   1,778     40,636
  *Atlas Air Worldwide Holdings, Inc........................  28,649  1,575,409
  *Avalon Holding Corp. Class A.............................     700      2,800
   Avery Dennison Corp......................................  16,643    538,900
  *Avis Budget Group, Inc................................... 118,265  1,954,920
   AZZ, Inc.................................................  25,170    992,705
  *B/E Aerospace, Inc.......................................  17,682    797,281
  *Babcock & Wilcox Co. (The)...............................   4,536    116,893
   Baltic Trading, Ltd......................................   3,964     13,517
   Barnes Group, Inc........................................  52,974  1,212,045
   Barrett Business Services, Inc...........................  10,851    323,685
 #*Beacon Roofing Supply, Inc...............................  45,369  1,467,233
  #Belden, Inc..............................................  23,622    845,668
  *Blount International, Inc................................  12,197    161,366
  *BlueLinx Holdings, Inc...................................  45,562     96,136
   Brady Corp. Class A......................................  47,254  1,453,533
  *Breeze-Eastern Corp......................................   7,923     63,384
  #Briggs & Stratton Corp...................................  54,853  1,083,347
   Brink's Co. (The)........................................  24,042    632,545
  *Broadwind Energy, Inc....................................      70        174
  *Builders FirstSource, Inc................................  64,030    352,805
  *CAI International, Inc...................................  21,176    469,260
   Carlisle Cos., Inc.......................................  30,362  1,686,609
   Cascade Corp.............................................  11,810    767,532
  *Casella Waste Systems, Inc. Class A......................  26,530    121,507
 #*CBIZ, Inc................................................  54,187    299,112
   CDI Corp.................................................  20,602    354,148
  #CECO Environmental Corp..................................  11,949    105,749
   Celadon Group, Inc.......................................  25,084    428,936
   Ceradyne, Inc............................................  26,633    931,090
  *Champion Industries, Inc.................................   6,476      1,295
  *Chart Industries, Inc....................................  23,323  1,651,035
   Chicago Rivet & Machine Co...............................     508      9,368
  #Cintas Corp..............................................  14,003    585,465
   CIRCOR International, Inc................................  18,896    651,723
   CLAROC, Inc..............................................   7,342    332,152
 #*Clean Harbors, Inc.......................................   5,654    329,911
  *CNH Global NV............................................   5,744    257,331
   Coleman Cable, Inc.......................................   6,036     57,282
 #*Colfax Corp..............................................  16,318    561,176
  *Columbus McKinnon Corp...................................  20,871    312,439
   Comfort Systems USA, Inc.................................  40,425    440,633
  *Command Security Corp....................................   5,329      6,928
  *Commercial Vehicle Group, Inc............................   6,362     48,288
 #*Competitive Technologies, Inc............................   3,200      1,984
   CompX International, Inc.................................   2,522     35,384
  *Consolidated Graphics, Inc...............................  11,700    345,267
  #Con-way, Inc.............................................  53,807  1,566,322
   Cooper Industries P.L.C..................................   9,933    744,379
  *Copart, Inc..............................................  11,279    324,722
   Corporate Executive Board Co. (The)......................   8,386    377,035
  #Corrections Corp. of America.............................  34,970  1,176,741
   Courier Corp.............................................  16,697    201,199

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
   Covanta Holding Corp..................................... 114,797 $2,087,009
  *Covenant Transportation Group, Inc. Class A..............  11,052     51,281
  *CPI Aerostructures, Inc..................................   6,498     71,543
  *CRA International, Inc...................................  11,485    192,259
  #Crane Co.................................................  10,086    423,410
   CSX Corp.................................................  72,240  1,478,753
   Cubic Corp...............................................  17,050    832,040
   Cummins, Inc.............................................   5,600    524,048
   Curtiss-Wright Corp......................................  43,873  1,354,360
   Danaher Corp.............................................  18,920    978,732
  #Deere & Co...............................................   6,000    512,640
  *Delta Air Lines, Inc.....................................  51,800    498,834
   Deluxe Corp..............................................  16,822    530,061
 #*DigitalGlobe, Inc........................................  17,917    464,767
  *Dolan Co. (The)..........................................  31,785    147,165
  *Dollar Thrifty Automotive Group, Inc.....................  15,975  1,230,075
   Donaldson Co., Inc.......................................   2,300     74,221
   Douglas Dynamics, Inc....................................  25,084    381,026
   Dover Corp...............................................  12,776    743,819
  *Ducommun, Inc............................................  11,679    159,302
  #Dun & Bradstreet Corp. (The).............................   4,626    374,891
  *DXP Enterprises, Inc.....................................  12,720    626,206
  *Dycom Industries, Inc....................................  34,488    491,109
   Dynamic Materials Corp...................................  14,706    197,355
 #*Eagle Bulk Shipping, Inc.................................  14,547     43,059
   Eastern Co. (The)........................................   5,585     89,360
  #Eaton Corp...............................................  21,906  1,034,401
  *Echo Global Logistics, Inc...............................   9,309    156,484
   Ecology & Environment, Inc. Class A......................   2,769     33,976
   EMCOR Group, Inc.........................................  62,324  2,004,340
  *Encore Capital Group, Inc................................  23,201    672,829
   Encore Wire Corp.........................................  22,353    689,814
 #*Energy Recovery, Inc.....................................  20,927     62,153
  *EnergySolutions, Inc.....................................  87,567    250,442
 #*EnerNOC, Inc.............................................   4,781     58,902
  *EnerSys, Inc.............................................  46,160  1,591,597
 #*Engility Holdings, Inc...................................   9,965    189,335
   Ennis, Inc...............................................  35,570    544,221
  *EnPro Industries, Inc....................................  21,572    788,672
   EnviroStar, Inc..........................................   1,100      1,716
   Equifax, Inc.............................................  11,845    592,724
   ESCO Technologies, Inc...................................  26,275    983,736
   Espey Manufacturing & Electronics Corp...................   3,027     83,121
  *Esterline Technologies Corp..............................  30,551  1,765,542
  *Excel Maritime Carriers, Ltd.............................  60,527     25,300
  #Exelis, Inc..............................................  49,862    551,474
   Expeditors International of Washington, Inc..............   2,600     95,186
  *Exponent, Inc............................................  10,060    553,099
  *Federal Signal Corp......................................  62,588    361,133
   FedEx Corp...............................................  21,280  1,957,547
  *Flow International Corp..................................  44,547    147,896
   Flowserve Corp...........................................   3,400    460,666
   Fluor Corp...............................................   8,135    454,340
  *Fortune Brands Home & Security, Inc......................  32,275    917,901
   Forward Air Corp.........................................   7,700    256,949
  *Franklin Covey Co........................................  20,197    242,768
   Franklin Electric Co., Inc...............................  17,772  1,029,710
   FreightCar America, Inc..................................  13,112    252,406
  *Frozen Food Express Industries...........................  13,412     23,605
 #*FTI Consulting, Inc......................................  40,056  1,039,854
  *Fuel Tech, Inc...........................................  26,879    109,666

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Industrials -- (Continued)
  *Furmanite Corp..........................................  37,166 $   187,688
   G & K Services, Inc. Class A............................  20,819     671,413
  #Gardner Denver, Inc.....................................  12,374     857,889
  #GATX Corp...............................................  50,400   2,089,584
 #*Genco Shipping & Trading, Ltd...........................  39,743     120,819
  *Gencor Industries, Inc..................................   4,926      35,418
  *GenCorp, Inc............................................  18,966     167,280
   Generac Holdings, Inc...................................   6,138     208,692
  *General Cable Corp......................................  54,839   1,564,557
  *General Dynamics Corp...................................  21,357   1,453,985
   General Electric Co..................................... 826,374  17,403,436
 #*Genesee & Wyoming, Inc. Class A.........................  19,426   1,407,802
   Geo Group, Inc. (The)...................................  70,199   1,945,916
  *GeoEye, Inc.............................................  20,235     634,772
  *Gibraltar Industries, Inc...............................  33,327     415,254
   Global Power Equipment Group, Inc.......................  15,083     254,903
   Gorman-Rupp Co. (The)...................................  13,753     371,331
  *GP Strategies Corp......................................  18,640     358,820
   Graco, Inc..............................................   4,338     208,484
 #*GrafTech International, Ltd.............................  27,233     286,219
   Graham Corp.............................................   9,534     171,326
   Granite Construction, Inc...............................  38,059   1,149,762
   Great Lakes Dredge & Dock Corp..........................  64,685     514,246
  *Greenbrier Cos., Inc....................................  28,244     491,728
   Griffon Corp............................................  68,474     695,011
   H&E Equipment Services, Inc.............................  36,076     549,077
   Hardinge, Inc...........................................  12,424     128,961
   Harsco Corp.............................................  72,470   1,448,675
  *Hawaiian Holdings, Inc..................................  57,468     340,785
   Heartland Express, Inc..................................  24,726     344,928
  #HEICO Corp..............................................   9,422     363,972
   HEICO Corp. Class A.....................................  20,756     632,643
   Heidrick & Struggles International, Inc.................  19,217     227,529
 #*Heritage-Crystal Clean, Inc.............................   1,954      34,586
  #Herman Miller, Inc......................................  11,372     220,503
 #*Hertz Global Holdings, Inc..............................  61,491     815,986
  *Hexcel Corp.............................................  22,061     563,879
  *Hill International, Inc.................................  40,646     137,790
   HNI Corp................................................  22,562     620,906
   Honeywell International, Inc............................   1,900     116,356
   Houston Wire & Cable Co.................................  16,835     186,363
  *Hub Group, Inc. Class A.................................  22,675     703,152
   Hubbell, Inc. Class A...................................   1,952     152,724
  #Hubbell, Inc. Class B...................................   8,716     729,704
  *Hudson Global, Inc......................................  34,265     138,431
 #*Huntington Ingalls Industries, Inc......................  14,948     633,496
  *Hurco Cos., Inc.........................................   6,280     144,314
  *Huron Consulting Group, Inc.............................  19,115     551,468
  *Hyster-Yale Materials Handling, Inc.....................   6,974     286,492
  *Hyster-Yale Materials Handling, Inc. Class B............   6,974     286,492
  *ICF International, Inc..................................  21,709     398,360
  #IDEX Corp...............................................  20,283     862,636
  *IHS, Inc................................................   4,370     368,784
  *II-VI, Inc..............................................  37,904     625,795
  #Illinois Tool Works, Inc................................  11,417     700,205
   Ingersoll-Rand P.L.C....................................  22,300   1,048,769
  *InnerWorkings, Inc......................................  40,195     579,612
  *Innotrac Corp...........................................   2,916       6,094
  *Innovative Solutions & Support, Inc.....................  16,826      72,352
   Insperity, Inc..........................................  15,017     392,094
   Insteel Industries, Inc.................................  19,007     220,481

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Integrated Electrical Services, Inc......................  12,442 $   67,187
   Interface, Inc...........................................  26,004    372,117
   International Shipholding Corp...........................   1,100     18,392
   Intersections, Inc.......................................  17,467    162,268
  #Iron Mountain, Inc.......................................  17,586    608,476
  #ITT Corp.................................................  34,437    716,290
   J.B. Hunt Transport Services, Inc........................   6,000    352,200
  *Jacobs Engineering Group, Inc............................  12,712    490,556
 #*JetBlue Airways Corp..................................... 326,826  1,728,910
   John Bean Technologies Corp..............................  16,543    255,093
  #Joy Global, Inc..........................................   1,087     67,883
  *Kadant, Inc..............................................   1,953     47,438
   Kaman Corp...............................................  18,841    700,885
   Kansas City Southern.....................................  14,629  1,177,049
  *KAR Auction Services, Inc................................  31,720    634,400
   Kaydon Corp..............................................  35,076    784,299
   KBR, Inc.................................................   3,711    103,388
   Kelly Services, Inc. Class A.............................  42,300    562,167
   Kelly Services, Inc. Class B.............................     700      9,569
   Kennametal, Inc..........................................  22,939    812,499
  *Key Technology, Inc......................................   5,258     45,850
  *Kforce, Inc..............................................  37,672    420,043
   Kimball International, Inc. Class B......................  28,407    339,180
 #*Kirby Corp...............................................  23,203  1,333,708
   Knight Transportation, Inc...............................  51,813    783,413
   Knoll, Inc...............................................   9,371    134,849
  *Korn/Ferry International.................................  49,661    664,961
 #*Kratos Defense & Security Solutions, Inc.................  32,244    177,664
   L.B. Foster Co. Class A..................................  10,781    355,881
   L.S. Starrett Co. Class A (The)..........................   6,944     79,648
   L-3 Communications Holdings, Inc.........................  51,064  3,768,523
  #Landstar System, Inc.....................................   3,029    153,419
   Lawson Products, Inc.....................................   8,745     62,177
  *Layne Christensen Co.....................................  20,836    464,434
  #Lennox International, Inc................................   6,621    331,381
  #Lincoln Electric Holdings, Inc...........................  19,400    841,378
  #Lindsay Corp.............................................   5,627    429,734
  *LMI Aerospace, Inc.......................................  12,480    250,598
   LSI Industries, Inc......................................  32,842    222,669
  *Luna Innovations, Inc....................................   3,800      6,460
  *Lydall, Inc..............................................  17,009    219,586
  *Magnetek, Inc............................................   1,197     13,742
  *Manitex International, Inc...............................   3,300     23,364
   Manitowoc Co., Inc. (The)................................  58,740    837,045
   Manpower, Inc............................................  38,814  1,472,603
   Marten Transport, Ltd....................................  23,810    440,485
  #Masco Corp...............................................  60,333    910,425
 #*MasTec, Inc..............................................  75,702  1,707,837
  *Mastech Holdings, Inc....................................     793      3,925
   Matson, Inc..............................................  39,400    837,250
   McGrath RentCorp.........................................  24,086    632,498
  *Meritor, Inc.............................................  42,906    189,645
  *Metalico, Inc............................................  43,586     92,838
  #Met-Pro Corp.............................................  15,806    143,518
  *MFRI, Inc................................................   5,730     31,515
  *Michael Baker Corp.......................................   9,360    211,630
  *Middleby Corp............................................   6,296    786,685
   Miller Industries, Inc...................................  13,234    203,142
   Mine Safety Appliances Co................................  21,994    848,968
  *Mistras Group, Inc.......................................  14,894    329,008
  *Mobile Mini, Inc.........................................  49,219    857,395

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Moog, Inc. Class A.......................................  38,104 $1,410,229
  *Moog, Inc. Class B.......................................   2,977    110,447
   MSC Industrial Direct Co., Inc. Class A..................   2,891    215,669
   Mueller Industries, Inc..................................  35,636  1,560,857
   Mueller Water Products, Inc. Class A..................... 171,486    893,442
   Multi-Color Corp.........................................  14,863    337,687
  *MYR Group, Inc...........................................  21,144    447,830
   National Presto Industries, Inc..........................   4,561    339,110
  *National Technical Systems, Inc..........................  10,048     80,685
  *Navigant Consulting, Inc.................................  52,775    548,332
  *NCI Building Systems, Inc................................   1,411     15,817
   NL Industries, Inc.......................................  44,564    453,216
  *NN, Inc..................................................  18,861    156,169
  #Nordson Corp.............................................  10,670    629,850
   Norfolk Southern Corp....................................  23,976  1,470,928
   Northrop Grumman Corp....................................  17,610  1,209,631
  *Northwest Pipe Co........................................   9,909    227,709
 #*Ocean Power Technologies, Inc............................   8,120     20,138
  *Old Dominion Freight Line, Inc...........................  44,451  1,490,887
  *Omega Flex, Inc..........................................   4,638     57,975
  *On Assignment, Inc.......................................  40,261    768,180
  *Orbital Sciences Corp....................................  53,289    714,073
  *Orion Energy Systems, Inc................................  20,365     33,399
  *Orion Marine Group, Inc..................................  18,456    123,471
  *Oshkosh Corp.............................................  76,569  2,295,539
  *Owens Corning, Inc....................................... 115,475  3,878,805
   P.A.M. Transportation Services, Inc......................   8,221     81,799
  #PACCAR, Inc..............................................   4,989    216,223
  *Pacer International, Inc.................................  39,593    141,743
  #Pall Corp................................................   7,100    447,016
  #Parker Hannifin Corp.....................................   9,014    709,041
  *Park-Ohio Holdings Corp..................................  12,584    278,358
  *Patrick Industries, Inc..................................   4,631     81,830
  *Patriot Transportation Holding, Inc......................   7,423    207,844
  *Pendrell Corp............................................   8,111      9,652
  *Pentair, Inc.............................................  57,632  2,434,376
  *PGT, Inc.................................................  33,088    142,940
  *Pike Electric Corp.......................................  34,869    317,657
  #Pitney Bowes, Inc........................................   4,400     63,184
  *Plug Power, Inc..........................................   4,599      3,403
  *PMFG, Inc................................................   6,887     44,766
 #*Polypore International, Inc..............................  11,353    400,534
 #*Portfolio Recovery Associates, Inc.......................  16,413  1,717,620
  *Powell Industries, Inc...................................  12,233    486,629
  *PowerSecure International, Inc...........................  21,567    139,323
   Precision Castparts Corp.................................   2,600    449,982
   Preformed Line Products Co...............................   5,844    314,816
   Primoris Services Corp...................................  14,874    207,790
   Providence & Worcester Railroad Co.......................   2,562     37,149
 #*Quad/Graphics, Inc.......................................   9,234    169,259
  *Quality Distribution, Inc................................  11,361     97,705
   Quanex Building Products Corp............................  35,430    700,451
  *Quanta Services, Inc.....................................  99,324  2,575,471
  #Raven Industries, Inc....................................  13,800    376,602
   Raytheon Co..............................................  11,993    678,324
  *RBC Bearings, Inc........................................  13,626    676,667
  *RCM Technologies, Inc....................................  10,468     58,411
  *Real Goods Solar, Inc. Class A...........................   3,465      1,750
  #Regal-Beloit Corp........................................  19,100  1,244,938
  *Republic Airways Holdings, Inc...........................  53,162    248,267
   Republic Services, Inc...................................  61,244  1,736,267

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
   Resources Connection, Inc................................  47,834 $  590,272
  *Roadrunner Transportation Systems, Inc...................  29,462    513,523
   Robbins & Myers, Inc.....................................  35,927  2,129,753
  #Robert Half International, Inc...........................   1,000     26,890
   Rockwell Automation, Inc.................................   9,200    653,752
  #Rollins, Inc.............................................  11,475    260,138
   Roper Industries, Inc....................................   9,010    983,622
 #*RR Donnelley & Sons Co...................................  64,795    649,246
  *Rush Enterprises, Inc. Class A...........................  26,351    500,669
  *Rush Enterprises, Inc. Class B...........................   4,506     78,269
   Ryder System, Inc........................................  66,622  3,005,985
  *Saia, Inc................................................  18,015    407,139
   Sauer-Danfoss, Inc.......................................  14,840    594,490
   Schawk, Inc..............................................  25,377    313,152
  *Seaboard Corp............................................     535  1,220,512
   SeaCube Container Leasing, Ltd...........................  12,257    227,000
   Servotronics, Inc........................................   1,499     11,797
  *Shaw Group, Inc. (The)...................................  24,542  1,074,694
   SIFCO Industries, Inc....................................   4,888     81,874
   Simpson Manufacturing Co., Inc...........................  42,910  1,307,039
   SkyWest, Inc.............................................  76,189    834,270
  *SL Industries, Inc.......................................   9,000    126,000
   SmartPros, Ltd...........................................   1,700      2,890
   Snap-on, Inc.............................................  25,034  1,935,879
   Southwest Airlines Co.................................... 417,610  3,683,320
  *Sparton Corp.............................................  10,134    136,809
  *Spirit Aerosystems Holdings, Inc. Class A................  41,712    651,959
  *Spirit Airlines, Inc.....................................   1,658     29,098
   SPX Corp.................................................  17,868  1,225,566
  *Standard Parking Corp....................................   8,824    201,628
   Standard Register Co. (The)..............................  26,210     16,774
   Standex International Corp...............................  14,134    653,556
   Stanley Black & Decker, Inc..............................  28,315  1,962,230
  #Steelcase, Inc. Class A..................................  80,700    807,807
  *Stericycle, Inc..........................................   2,600    246,376
  *Sterling Construction Co., Inc...........................  16,504    146,886
   Sun Hydraulics Corp......................................  12,252    326,393
  *Supreme Industries, Inc. Class A.........................   8,847     31,318
 #*Swift Transportation Co..................................  18,434    179,732
  *SYKES Enterprises, Inc...................................  43,127    587,390
   Sypris Solutions, Inc....................................  17,625    111,038
  #TAL International Group, Inc.............................  32,292  1,102,449
  *Taser International, Inc.................................  53,936    421,240
  *Team, Inc................................................  17,397    570,274
  *Tecumseh Products Co. Class A............................  13,430     67,553
  *Tecumseh Products Co. Class B............................   2,690     13,988
  *Teledyne Technologies, Inc...............................  20,382  1,305,059
   Tennant Co...............................................   8,685    324,993
  *Terex Corp............................................... 100,493  2,266,117
  *Tetra Tech, Inc..........................................  60,524  1,569,993
  #Textainer Group Holdings, Ltd............................  34,000  1,026,800
  #Textron, Inc.............................................  27,184    685,309
   Timken Co................................................  13,113    517,832
  #Titan International, Inc.................................  30,018    629,778
 #*Titan Machinery, Inc.....................................  22,774    538,605
  *TMS International Corp. Class A..........................      11        115
   Toro Co. (The)...........................................   7,800    329,316
   Towers Watson & Co.......................................   5,900    316,889
  *TransDigm Group, Inc.....................................   4,939    657,924
  *TRC Cos., Inc............................................  17,318    124,863
  *Trex Co., Inc............................................   6,102    213,204

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------ ------------
Industrials -- (Continued)
  *Trimas Corp............................................. 27,964 $    701,337
   Trinity Industries, Inc................................. 75,500    2,361,640
   Triumph Group, Inc...................................... 28,344    1,854,264
  *TrueBlue, Inc........................................... 43,153      563,147
  *Tufco Technologies, Inc.................................  2,000        9,220
  *Tutor Perini Corp....................................... 52,103      528,324
  #Twin Disc, Inc.......................................... 16,100      244,076
   Tyco International, Ltd................................. 33,704      905,626
  *Ultralife Corp.......................................... 16,511       50,689
   UniFirst Corp........................................... 14,392    1,001,251
   Union Pacific Corp...................................... 33,180    4,082,135
 #*United Continental Holdings, Inc........................ 31,535      605,787
 #*United Rentals, Inc..................................... 42,810    1,740,655
  #United Stationers, Inc.................................. 39,596    1,149,076
   United Technologies Corp................................  9,483      741,191
   Universal Forest Products, Inc.......................... 23,626      909,601
  *Universal Power Group, Inc..............................  2,111        4,560
  *Universal Security Instruments, Inc.....................  1,213        5,337
   Universal Truckload Services, Inc....................... 16,084      254,771
   URS Corp................................................ 78,824    2,639,028
 #*US Airways Group, Inc................................... 40,944      498,698
   US Ecology, Inc......................................... 15,365      364,611
  *USA Truck, Inc.......................................... 12,082       34,434
 #*USG Corp................................................ 53,224    1,421,613
   UTi Worldwide, Inc...................................... 92,831    1,289,423
  #Valmont Industries, Inc.................................  5,100      689,010
  *Versar, Inc.............................................  7,645       28,745
   Viad Corp............................................... 23,700      502,677
  *Vicor Corp.............................................. 23,646      150,861
  *Virco Manufacturing Corp................................ 21,636       52,143
  *Volt Information Sciences, Inc.......................... 24,400      170,800
   VSE Corp................................................  5,353      126,598
  #W.W. Grainger, Inc......................................  3,802      765,761
  *WABCO Holdings, Inc.....................................  8,200      480,274
   Wabtec Corp.............................................  5,944      486,814
 #*Waste Connections, Inc.................................. 35,628    1,169,667
   Waste Management, Inc................................... 14,600      478,004
  #Watsco, Inc.............................................  7,900      539,965
   Watsco, Inc. Class B....................................  1,205       83,145
   Watts Water Technologies, Inc. Class A.................. 30,800    1,239,084
  #Werner Enterprises, Inc................................. 70,267    1,627,384
  *WESCO International, Inc................................ 26,617    1,726,911
  *Willdan Group, Inc......................................  5,554        8,498
  *Willis Lease Finance Corp...............................  8,183      116,362
  #Woodward, Inc...........................................  8,559      286,727
 #*XPO Logistics, Inc......................................  8,967      123,117
   Xylem, Inc.............................................. 16,981      411,959
                                                                   ------------
Total Industrials..........................................         286,245,837
                                                                   ------------
Information Technology -- (10.1%)
 #*3D Systems Corp......................................... 33,209    1,444,592
  *Accelrys, Inc........................................... 60,377      540,374
  *ACI Worldwide, Inc...................................... 12,252      479,053
   Activision Blizzard, Inc................................ 46,823      509,902
  *Actuate Corp............................................ 43,359      231,103
  *Acxiom Corp............................................. 75,579    1,379,317
  *ADDvantage Technologies Group, Inc......................  7,160       14,750
  *Adobe Systems, Inc...................................... 13,169      447,746
  #ADTRAN, Inc............................................. 12,000      202,680
  *Advanced Energy Industries, Inc......................... 42,574      502,799
 #*Advanced Micro Devices, Inc............................. 51,208      104,976

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Advanced Photonix, Inc. Class A..........................   3,200 $    2,016
 #*Advent Software, Inc.....................................  10,240    222,208
  *Aehr Test Systems........................................   2,692      2,409
  *Aetrium, Inc.............................................   6,505      4,163
  *Agilysys, Inc............................................  23,700    193,629
  *Akamai Technologies, Inc.................................   5,673    215,517
 #*Alliance Data Systems Corp...............................   2,000    286,100
  *Alpha & Omega Semiconductor, Ltd.........................   5,202     44,321
   Altera Corp..............................................  14,759    449,854
   Amdocs, Ltd..............................................  14,311    473,265
   American Software, Inc. Class A..........................  24,803    203,137
 #*Amkor Technology, Inc.................................... 170,484    736,491
  #Amphenol Corp. Class A...................................   8,590    516,517
  *Amtech Systems, Inc......................................   8,142     26,217
  *ANADIGICS, Inc...........................................  65,287     95,319
   Analog Devices, Inc......................................  16,533    646,606
  *Analysts International Corp..............................   5,658     20,652
  *Anaren, Inc..............................................  15,344    276,652
 #*Ancestry.com, Inc........................................   3,800    120,080
  #Anixter International, Inc...............................  15,883    931,061
 #*ANSYS, Inc...............................................   6,005    425,634
  *AOL, Inc................................................. 100,164  3,438,630
   Applied Materials, Inc...................................  89,479    948,477
  *Applied Micro Circuits Corp..............................  68,408    396,766
  *Arris Group, Inc......................................... 120,339  1,653,458
  *Arrow Electronics, Inc...................................  66,441  2,340,716
 #*Aruba Networks, Inc......................................  10,142    184,280
 #*AsiaInfo-Linkage, Inc....................................  49,518    495,180
  *Aspen Technology, Inc....................................   7,189    178,143
   Astro-Med, Inc...........................................   5,885     48,434
 #*Atmel Corp...............................................  54,133    252,530
  *ATMI, Inc................................................  31,303    618,234
  *Autobytel, Inc...........................................   2,224      8,874
  *Autodesk, Inc............................................   5,337    169,930
   Avago Technologies, Ltd..................................  11,223    370,696
  *Aviat Networks, Inc......................................  59,415    135,466
  *Avid Technology, Inc.....................................  43,600    255,932
  *Avnet, Inc...............................................  69,591  1,993,782
   AVX Corp................................................. 116,630  1,147,639
   Aware, Inc...............................................  18,447    112,342
  *Axcelis Technologies, Inc................................  96,201     88,168
  *AXT, Inc.................................................  32,748    105,121
   Badger Meter, Inc........................................   9,967    426,986
   Bel Fuse, Inc. Class A...................................   3,300     50,490
   Bel Fuse, Inc. Class B...................................   9,614    159,208
  *Benchmark Electronics, Inc...............................  77,718  1,151,781
   Black Box Corp...........................................  25,515    559,289
   Blackbaud, Inc...........................................  15,120    359,402
  *Blucora, Inc.............................................  44,670    783,959
  *BMC Software, Inc........................................   5,400    219,780
 #*Booz Allen Hamilton Holding Corp.........................   3,162     42,308
  *Bottomline Technologies, Inc.............................  22,107    517,304
   Broadcom Corp. Class A...................................   1,000     31,535
   Broadridge Financial Solutions, Inc......................   8,165    187,387
 #*BroadVision, Inc.........................................   4,752     37,731
  *Brocade Communications Systems, Inc...................... 410,464  2,175,459
   Brooks Automation, Inc...................................  64,154    463,192
  *Bsquare Corp.............................................   7,448     21,972
  *BTU International, Inc...................................   6,833     13,324
   CA, Inc..................................................  12,587    283,459
   Cabot Microelectronics Corp..............................  21,805    649,789

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
 #*CACI International, Inc. Class A.........................  29,488 $1,487,080
 #*Cadence Design Systems, Inc..............................  24,600    311,436
  *CalAmp Corp..............................................  10,864     96,472
 #*Calix, Inc...............................................   9,526     63,348
 #*Callidus Software, Inc...................................  16,555     76,815
  *Cardtronics, Inc.........................................   9,557    271,514
  *Cascade Microtech, Inc...................................  12,931     67,888
   Cass Information Systems, Inc............................   9,768    409,963
  *CEVA, Inc................................................  19,544    296,092
  *Checkpoint Systems, Inc..................................  37,089    301,163
  *China Information Technology, Inc........................   2,969      2,702
  *Chyron International Corp................................   2,300      1,725
  *CIBER, Inc...............................................  76,731    239,401
  *Cirrus Logic, Inc........................................  39,996  1,630,237
  *Cisco Systems, Inc....................................... 115,007  1,971,220
  *Citrix Systems, Inc......................................   5,800    358,498
  *Clearfield, Inc..........................................   8,316     41,580
   Cognex Corp..............................................  31,347  1,142,912
  *Cogo Group, Inc..........................................   9,130     23,464
  *Coherent, Inc............................................  22,020  1,005,213
   Cohu, Inc................................................  26,029    229,055
   Communications Systems, Inc..............................  13,122    135,944
 #*CommVault Systems, Inc...................................   5,207    325,281
   Computer Sciences Corp...................................  24,516    746,512
  *Computer Task Group, Inc.................................  16,515    308,005
  *Compuware Corp........................................... 114,697    993,276
  *comScore, Inc............................................   5,051     71,573
   Comtech Telecommunications Corp..........................  26,298    661,921
 #*Comverse Technology, Inc.................................     227      1,496
 #*Concur Technologies, Inc.................................   4,757    315,056
   Concurrent Computer Corp.................................   7,430     38,859
   Convergys Corp........................................... 126,940  2,133,861
  *CoreLogic, Inc........................................... 102,327  2,435,383
   Corning, Inc............................................. 222,643  2,616,055
  *CoStar Group, Inc........................................   8,795    729,106
  *Cray, Inc................................................  39,332    478,670
 #*Cree, Inc................................................  68,311  2,071,873
  #Crexendo, Inc............................................   6,718     15,451
  *CSG Systems International, Inc...........................  36,325    748,658
   CSP, Inc.................................................   2,269     11,413
   CTS Corp.................................................  21,572    178,616
  *CyberOptics Corp.........................................   7,973     59,798
  *Cymer, Inc...............................................  26,839  2,138,800
  #Cypress Semiconductor Corp...............................  19,600    194,236
   Daktronics, Inc..........................................  39,956    350,414
  *Datalink Corp............................................  16,974    138,168
  *Dataram Corp.............................................   7,900      4,582
  *DealerTrack Holdings, Inc................................  37,286  1,019,026
 #*Demand Media, Inc........................................   3,646     31,100
 #*Dice Holdings, Inc.......................................  63,896    564,202
   Diebold, Inc.............................................  31,432    935,102
  *Digi International, Inc..................................  26,868    253,097
   Digimarc Corp............................................   5,363    105,329
  *Digital River, Inc.......................................  34,557    495,547
  *Diodes, Inc..............................................  41,392    627,503
  *Ditech Networks, Inc.....................................   2,120      3,032
  *Dot Hill Systems Corp....................................  51,635     50,086
  *DSP Group, Inc...........................................  22,785    125,318
   DST Systems, Inc.........................................  11,104    633,372
  *DTS, Inc.................................................  11,696    245,382
  *Dynamics Research Corp...................................   9,728     62,746

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
   EarthLink, Inc........................................... 116,896 $  741,121
  *eBay, Inc................................................  38,237  1,846,465
  #Ebix, Inc................................................  20,623    449,375
  *Echelon Corp.............................................  10,191     33,732
  *EchoStar Corp. Class A...................................  38,099  1,210,024
  *Edgewater Technology, Inc................................   8,479     29,507
  *Elecsys Corp.............................................   1,496      4,772
   Electro Rent Corp........................................  26,078    409,946
   Electro Scientific Industries, Inc.......................  33,107    353,583
  *Electronic Arts, Inc.....................................  19,023    234,934
  *Electronics for Imaging, Inc.............................  45,192    784,533
  *Ellie Mae, Inc...........................................   2,429     60,725
  *eMagin Corp..............................................  10,064     43,980
  *EMC Corp.................................................  65,000  1,587,300
 #*EMCORE Corp..............................................  22,236    103,397
  *Emulex Corp..............................................  87,875    611,610
  *Entegris, Inc............................................ 161,194  1,323,403
  *Entropic Communications, Inc.............................  66,059    317,744
  *Envestnet, Inc...........................................   3,782     52,872
   EPIQ Systems, Inc........................................  38,573    470,976
  *ePlus, Inc...............................................   8,798    314,704
  *Equinix, Inc.............................................   3,982    718,393
  *Euronet Worldwide, Inc...................................  48,710    988,326
  *Exar Corp................................................  48,068    410,981
  *ExlService Holdings, Inc.................................  22,179    657,386
  *Extreme Networks......................................... 102,706    334,822
  *F5 Networks, Inc.........................................   3,400    280,432
  *Fabrinet.................................................   5,956     57,356
  #FactSet Research Systems, Inc............................   1,700    153,935
   Fair Isaac Corp..........................................  37,239  1,735,337
  *Fairchild Semiconductor International, Inc............... 132,801  1,561,740
  *FalconStor Software, Inc.................................  29,232     64,895
  *FARO Technologies, Inc...................................  15,031    604,246
  #FEI Co...................................................  34,356  1,891,298
   Fidelity National Information Services, Inc.............. 150,228  4,937,994
 #*Finisar Corp.............................................  10,178    117,251
  *Fiserv, Inc..............................................  12,226    916,216
   FLIR Systems, Inc........................................   9,820    190,803
  *FormFactor, Inc..........................................  50,202    228,921
   Forrester Research, Inc..................................  14,149    409,472
  *Frequency Electronics, Inc...............................   8,185     68,672
  *Gartner Group, Inc.......................................   8,459    392,582
   Genpact, Ltd.............................................   1,635     28,792
  *GigOptix, Inc............................................   3,278      5,638
  *Global Cash Access Holdings, Inc.........................  62,120    437,946
   Global Payments, Inc.....................................   3,700    158,175
  *Globalscape, Inc.........................................   2,198      4,528
  *Globecomm Systems, Inc...................................  26,305    285,409
  *GSE Systems, Inc.........................................  26,843     48,049
  *GSI Group, Inc...........................................  36,710    285,237
  *GSI Technology, Inc......................................  26,798    149,801
 #*GT Advanced Technologies, Inc............................  24,000    104,160
  *Guidance Software, Inc...................................   9,803    119,401
  *Hackett Group, Inc. (The)................................  41,738    162,361
  *Harmonic, Inc............................................ 113,146    491,054
   Harris Corp..............................................   9,532    436,375
  *Hauppauge Digital, Inc...................................   7,708      7,091
  #Heartland Payment Systems, Inc...........................   6,699    174,710
  #Hewlett-Packard Co....................................... 236,991  3,282,325
 #*Hittite Microwave Corp...................................   9,837    557,168
  *Hutchinson Technology, Inc...............................  22,305     31,227

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Information Technology -- (Continued)
  *I.D. Systems, Inc......................................  11,992 $   62,958
  #IAC/InterActiveCorp.................................... 115,491  5,583,990
  *Identive Group, Inc....................................  42,924     51,509
  *IEC Electronics Corp...................................   6,048     43,667
  *iGATE Corp.............................................  33,758    541,816
  *iGo, Inc...............................................  25,845      6,720
  *Ikanos Communications, Inc.............................   8,330     11,579
  *Imation Corp...........................................  39,287    179,542
  *Immersion Corp.........................................  23,609    101,991
 #*Infinera Corp..........................................  77,706    382,314
 #*Informatica Corp.......................................   6,484    175,976
  *Infosonics Corp........................................   4,100      3,854
  *Ingram Micro, Inc. Class A............................. 149,359  2,270,257
  *Innodata, Inc..........................................  21,458     77,034
  *Inphi Corp.............................................   6,765     56,623
  *Insight Enterprises, Inc...............................  68,222  1,103,150
  *Integrated Device Technology, Inc...................... 187,332  1,019,086
  *Integrated Silicon Solution, Inc.......................  28,968    247,676
   Intel Corp............................................. 165,630  3,581,749
  *Intellicheck Mobilisa, Inc.............................   2,300      3,381
  *Interactive Intelligence Group, Inc....................   7,937    251,682
  *Intermec, Inc..........................................  51,340    348,085
  *Internap Network Services Corp.........................  55,281    378,675
 #*International Rectifier Corp...........................  74,296  1,150,845
  *Interphase Corp........................................   4,200      8,988
  #Intersil Corp. Class A................................. 120,901    852,352
  *inTEST Corp............................................   2,202      5,329
  *Intevac, Inc...........................................  24,856    124,280
  *IntraLinks Holdings, Inc...............................     154        861
  *IntriCon Corp..........................................   6,777     33,411
   Intuit, Inc............................................   6,400    380,288
  *Inuvo, Inc.............................................   3,127      3,659
 #*IPG Photonics Corp.....................................  11,861    629,582
  *Iteris, Inc............................................  13,000     20,540
 #*Itron, Inc.............................................  34,683  1,424,084
  *Ixia...................................................  55,569    778,522
  *IXYS Corp..............................................  35,507    338,027
  #j2 Global, Inc.........................................  25,250    758,510
   Jabil Circuit, Inc.....................................  27,055    469,134
  #Jack Henry & Associates, Inc...........................  10,749    408,462
  *JDA Software Group, Inc................................  41,143  1,569,194
  *JDS Uniphase Corp......................................  26,000    251,940
  *Juniper Networks, Inc..................................  26,661    441,773
  *Kemet Corp.............................................  49,217    223,445
  *Kenexa Corp............................................  17,172    789,225
  *Key Tronic Corp........................................  11,045    125,361
   Keynote Systems, Inc...................................  18,043    257,834
 #*KIT Digital, Inc.......................................  47,358    131,655
  #KLA-Tencor Corp........................................   9,600    446,592
  *Kopin Corp.............................................  75,094    282,353
  *Kulicke & Soffa Industries, Inc........................  71,290    731,435
  *KVH Industries, Inc....................................  13,880    191,822
 #*Lam Research Corp......................................  39,007  1,380,848
  *Lattice Semiconductor Corp.............................  75,634    293,460
   Lender Processing Services, Inc........................   8,446    203,633
  #Lexmark International, Inc. Class A....................  36,370    773,226
  *LGL Group, Inc. (The)..................................   1,300      7,956
  *Limelight Networks, Inc................................  99,614    210,186
   Linear Technology Corp.................................   3,740    116,912
  *Lionbridge Technologies, Inc...........................  25,612     81,190
 #*Liquidity Services, Inc................................  12,955    534,135

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Information Technology -- (Continued)
   Littlefuse, Inc........................................  14,744 $  790,278
  *LoJack Corp............................................  26,126     59,567
  *LookSmart, Ltd.........................................  12,947     10,617
   Loral Space & Communications, Inc......................  11,149    876,980
  *LSI Corp...............................................  52,348    358,584
  *LTX-Credence Corp......................................  52,295    291,283
  *Magnachip Semiconductor Corp...........................  20,322    228,623
  *Management Network Group, Inc..........................   1,166      2,717
  *Manhattan Associates, Inc..............................   8,910    534,600
  #ManTech International Corp. Class A....................  26,060    598,598
   Marchex, Inc. Class B..................................  28,607    117,003
  *Market Leader, Inc.....................................  17,101    116,287
   Marvell Technology Group, Ltd..........................  15,363    121,214
 #*Mattersight Corp.......................................   2,773     15,335
  *Mattson Technology, Inc................................  53,844     48,325
   Maxim Integrated Products, Inc.........................  16,551    455,566
   MAXIMUS, Inc...........................................  18,031    994,951
  *Measurement Specialties, Inc...........................  14,280    465,671
  *MEMC Electronic Materials, Inc......................... 158,131    398,490
  *MEMSIC, Inc............................................  20,812     36,421
  *Mentor Graphics Corp...................................  99,371  1,542,238
  *Mercury Computer Systems, Inc..........................  33,998    278,614
   Mesa Laboratories, Inc.................................   2,579    125,778
   Methode Electronics, Inc...............................  38,912    393,789
  #Micrel, Inc............................................  37,400    362,406
  #Microchip Technology, Inc..............................  12,600    395,010
 #*Micron Technology, Inc................................. 542,478  2,942,943
 #*MICROS Systems, Inc....................................   7,720    350,411
  *Microsemi Corp.........................................  80,527  1,546,118
 #*Mindspeed Technologies, Inc............................  18,294     62,383
  *MIPS Technologies, Inc.................................  30,791    215,229
   MKS Instruments, Inc...................................  50,719  1,198,490
   MOCON, Inc.............................................   7,200    108,936
  *ModusLink Global Solutions, Inc........................  41,970    122,972
  #Molex, Inc.............................................   5,274    136,966
   Molex, Inc. Class A....................................  21,424    459,331
  *MoneyGram International, Inc...........................   3,282     51,002
  *Monolithic Power Systems, Inc..........................  33,969    660,018
   Monotype Imaging Holdings, Inc.........................  34,236    524,153
 #*Monster Worldwide, Inc................................. 108,437    674,478
  *MoSys, Inc.............................................  27,087    109,431
   Motorola Solutions, Inc................................   9,075    468,996
  *Move, Inc..............................................  15,583    129,183
   MTS Systems Corp.......................................  11,683    588,940
  *Multi-Fineline Electronix, Inc.........................  22,775    481,464
  *Nanometrics, Inc.......................................  18,902    260,092
  *NAPCO Security Technologies, Inc.......................  10,690     36,025
  #National Instruments Corp..............................  11,250    265,050
  *NCI, Inc. Class A......................................   7,471     41,987
 #*NCR Corp...............................................  22,900    487,312
  *NetApp, Inc............................................   1,200     32,280
 #*NETGEAR, Inc...........................................  29,795  1,058,020
 #*NetList, Inc...........................................  10,407     11,448
  *NetScout Systems, Inc..................................  26,955    666,597
 #*NetSuite, Inc..........................................   4,884    310,183
  *NeuStar, Inc. Class A..................................   7,297    266,997
  *Newport Corp...........................................  42,818    463,291
   NIC, Inc...............................................  15,484    221,421
  *Novatel Wireless, Inc..................................  30,397     50,155
 #*Nuance Communications, Inc.............................  22,798    507,483
 #*NumereX Corp. Class A..................................   5,996     68,834

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Information Technology -- (Continued)
  *NVIDIA Corp............................................  27,733 $  331,964
 #*Oclaro, Inc............................................  74,291    146,353
  *Official Payments Holdings, Inc........................  16,383     83,717
  *OmniVision Technologies, Inc...........................  53,921    771,070
  *ON Semiconductor Corp..................................  56,713    348,785
  *Online Resources Corp..................................  32,131     92,537
 #*Onvia, Inc.............................................     700      2,716
  *Oplink Communications, Inc.............................  26,521    394,102
  #OPNET Technologies, Inc................................  12,801    543,146
   Optical Cable Corp.....................................   6,626     27,962
  *OSI Systems, Inc.......................................  18,552  1,470,246
  *PAR Technology Corp....................................  11,780     63,023
 #*Parametric Technology Corp.............................  13,187    266,114
   Park Electrochemical Corp..............................  20,914    519,085
 #*ParkerVision, Inc......................................   2,838      4,427
   PC Connection, Inc.....................................  27,310    281,020
  *PC Mall, Inc...........................................  12,900     82,044
   PC-Tel, Inc............................................  23,419    152,692
  *PDF Solutions, Inc.....................................  21,746    287,917
  *Perceptron, Inc........................................   8,515     44,959
  *Perficient, Inc........................................  33,067    375,972
  *Performance Technologies, Inc..........................  10,667     12,694
  *Pericom Semiconductor Corp.............................  26,855    207,589
  *Pervasive Software, Inc................................  16,262    139,528
  *Photronics, Inc........................................  68,273    333,855
  *Pixelworks, Inc........................................  12,700     29,591
  *Planar Systems, Inc....................................  16,655     21,985
   Plantronics, Inc.......................................  28,049    909,910
  *Plexus Corp............................................  33,917    912,706
  *PLX Technology, Inc....................................  39,372    170,481
  *PMC-Sierra, Inc........................................ 223,400  1,045,512
 #*Polycom, Inc...........................................  26,699    267,524
   Power Integrations, Inc................................  14,548    430,330
 #*Power-One, Inc.........................................  80,457    324,242
  *Presstek, Inc..........................................  30,360     15,028
  *PRGX Global, Inc.......................................  23,205    181,463
  *Progress Software Corp.................................  40,051    789,806
  *PROS Holdings, Inc.....................................  12,328    238,300
   Pulse Electronics Corp.................................  11,425      6,284
   QAD, Inc. Class A......................................   8,223    100,567
   QAD, Inc. Class B......................................   2,342     28,104
 #*QLogic Corp............................................  62,949    590,462
  *Qualstar Corp..........................................   6,493      9,025
  *Quantum Corp...........................................  51,697     54,282
 #*QuickLogic Corp........................................  10,134     26,551
  *Rackspace Hosting, Inc.................................     600     38,214
  *Radisys Corp...........................................  29,188     82,894
  *Rainmaker Systems, Inc.................................   3,113      3,051
  *RealNetworks, Inc......................................  37,272    282,149
  *Red Hat, Inc...........................................   6,300    309,771
  *Reis, Inc..............................................  11,179    130,738
  *Relm Wireless Corp.....................................   7,900     13,272
 #*Remark Media, Inc......................................     844        945
   RF Industries, Ltd.....................................   7,730     34,089
  *RF Micro Devices, Inc.................................. 136,746    603,050
   Richardson Electronics, Ltd............................  15,984    186,214
   Rimage Corp............................................  10,312     61,666
 #*Riverbed Technology, Inc...............................  11,000    203,170
  *Rofin-Sinar Technologies, Inc..........................  26,920    490,213
  *Rogers Corp............................................  14,600    575,386
 #*Rosetta Stone, Inc.....................................  21,203    248,287

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Information Technology -- (Continued)
  *Rovi Corp..............................................  13,664 $  184,874
 #*Rubicon Technology, Inc................................  18,870    163,980
  *Rudolph Technologies, Inc..............................  36,006    342,417
  *Saba Software, Inc.....................................  15,422    155,454
  *SAIC, Inc..............................................  49,795    547,247
  *Sandisk Corp...........................................  34,190  1,427,774
  *Sanmina-SCI Corp.......................................  89,303    793,904
  *Sapient Corp...........................................  26,378    271,166
  *ScanSource, Inc........................................  26,424    772,902
  *Scientific Learning Corp...............................   3,710      3,228
  *SeaChange International, Inc...........................  38,662    349,891
   Seagate Technology.....................................  21,998    600,985
  *Selectica, Inc.........................................     628      3,410
 #*Semtech Corp...........................................  41,469  1,035,481
  *Sevcon, Inc............................................   1,971      8,219
  *ShoreTel, Inc..........................................  38,402    170,121
  *Sigma Designs, Inc.....................................  31,636    187,918
 #*Silicon Graphics International Corp....................  24,493    189,086
  *Silicon Image, Inc.....................................  68,148    299,851
 #*Silicon Laboratories, Inc..............................   7,141    288,639
 #*Skyworks Solutions, Inc................................  15,800    369,720
  *Smith Micro Software, Inc..............................  38,073     47,591
  *SMTC Corp..............................................   4,872     13,642
 #*SolarWinds, Inc........................................  12,382    626,405
  #Solera Holdings, Inc...................................   6,600    308,946
  *Sonus Networks, Inc.................................... 264,753    492,441
  *Soundbite Communications, Inc..........................   3,594      8,446
 #*Sourcefire, Inc........................................   5,142    220,026
  *Spansion, Inc. Class A.................................  57,765    640,614
 #*Spark Networks, Inc....................................  10,005     65,633
  *Spire Corp.............................................   4,715      2,593
 #*SS&C Technologies Holdings, Inc........................  71,765  1,724,513
  *Stamps.com, Inc........................................  12,830    353,082
  *StarTek, Inc...........................................  13,585     39,397
 #*STEC, Inc..............................................  50,668    297,421
  *Stratasys, Inc.........................................  14,377    958,515
 #*SunPower Corp..........................................  16,929     72,964
  *Super Micro Computer, Inc..............................  33,098    261,805
  *Supertex, Inc..........................................  12,713    242,945
  *Support.com, Inc.......................................  47,103    218,558
  *Sycamore Networks, Inc.................................  32,285    186,607
  *Symantec Corp..........................................  22,610    411,276
  *Symmetricom, Inc.......................................  47,469    291,934
 #*Synaptics, Inc.........................................  17,683    409,538
  *SYNNEX Corp............................................  40,920  1,325,399
  *Synopsys, Inc..........................................  31,373  1,010,211
   Syntel, Inc............................................   4,100    244,401
  *Take-Two Interactive Software, Inc.....................  56,803    633,353
  *TE Connectivity, Ltd...................................   7,086    228,027
  *Tech Data Corp.........................................  51,682  2,290,029
  *TechTarget, Inc........................................  31,702    151,536
  *TeleCommunication Systems, Inc. Class A................  52,487    111,272
  *TeleNav, Inc...........................................  30,102    211,918
  *TeleTech Holdings, Inc.................................  34,566    582,091
   Tellabs, Inc........................................... 361,451  1,055,437
   Telular Corp...........................................  14,945    149,301
  *Teradata Corp..........................................   2,900    198,099
  *Teradyne, Inc..........................................  73,504  1,074,628
   Tessco Technologies, Inc...............................  10,869    226,075
   Tessera Technologies, Inc..............................  53,831    762,785
   TheStreet, Inc.........................................  29,582     47,923

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Information Technology -- (Continued)
 #*THQ, Inc...............................................   5,456 $     15,440
 #*TIBCO Software, Inc....................................  10,754      271,108
  *TNS, Inc...............................................   5,241       75,051
   Total System Services, Inc.............................  13,567      305,122
  *Transact Technologies, Inc.............................   7,182       55,589
 #*Trimble Navigation, Ltd................................   7,220      340,640
  *Trio-Tech International................................   2,616        4,630
  *TriQuint Semiconductor, Inc............................ 183,190      860,993
  *TSR, Inc...............................................     722        3,069
  *TTM Technologies, Inc..................................  87,252      785,268
  *Tyler Technologies, Inc................................  14,547      695,492
  *Ultimate Software Group, Inc...........................   2,149      217,823
  *Ultra Clean Holdings...................................  21,168       98,008
  *Ultratech, Inc.........................................  21,900      676,929
  *Unisys Corp............................................  11,891      202,742
   United Online, Inc..................................... 101,150      542,164
  *Unwired Planet, Inc....................................  66,528       93,804
 #*USA Technologies, Inc..................................   1,583        2,375
  *UTStarcom Holdings Corp................................  66,530       65,865
 #*ValueClick, Inc........................................  48,025      800,577
 #*Veeco Instruments, Inc.................................  35,673    1,095,161
 #*VeriFone Systems, Inc..................................  12,455      369,166
 #*Verint Systems, Inc....................................   5,996      163,511
 #*VeriSign, Inc..........................................   7,900      292,853
 #*ViaSat, Inc............................................  24,715      959,931
  *Viasystems Group, Inc..................................   8,285      126,843
  *Vicon Industries, Inc..................................   1,600        4,720
  *Video Display Corp.....................................   6,495       23,122
  *Virtusa Corp...........................................  30,447      522,471
   Visa, Inc..............................................  37,703    5,231,668
 #*Vishay Intertechnology, Inc............................ 169,836    1,406,242
  *Vishay Precision Group, Inc............................  17,886      233,412
 #*VistaPrint NV..........................................   7,396      225,356
  *Volterra Semiconductor Corp............................  10,258      186,388
   Wayside Technology Group, Inc..........................   4,672       57,839
  *Web.com Group, Inc.....................................  29,853      471,080
  *Websense, Inc..........................................   2,671       35,311
  *Westell Technologies, Inc. Class A.....................  54,239      110,648
   Western Digital Corp...................................  68,105    2,331,234
  *WEX, Inc...............................................  15,860    1,170,151
  *Wireless Ronin Technologies, Inc.......................   1,773        1,365
  *WPCS International, Inc................................   2,800        1,428
   Xerox Corp............................................. 731,469    4,710,660
   Xilinx, Inc............................................  17,283      566,191
  *XO Group, Inc..........................................  33,845      272,452
   Xyratex, Ltd...........................................  32,545      269,147
  *Yahoo!, Inc............................................  79,999    1,344,783
  *Zebra Technologies Corp. Class A.......................   9,022      324,160
  *Zix Corp...............................................  29,812       86,455
  *Zygo Corp..............................................  17,042      317,322
                                                                   ------------
Total Information Technology                                        232,281,237
                                                                   ------------
Materials -- (5.4%)
   A. Schulman, Inc.......................................  31,779      815,449
  *A.M. Castle & Co.......................................  23,467      285,124
  *AEP Industries, Inc....................................   5,480      350,336
  #Air Products & Chemicals, Inc..........................   6,000      465,180
   Airgas, Inc............................................   7,100      631,687
   Albemarle Corp.........................................  12,074      665,398
  #Alcoa, Inc............................................. 426,076    3,651,471
   Allegheny Technologies, Inc............................  13,643      359,493

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Materials -- (Continued)
  *Allied Nevada Gold Corp................................   2,500 $   92,300
  #AMCOL International Corp...............................  19,758    623,958
  *American Biltrite, Inc.................................      22     11,000
  *American Pacific Corp..................................   5,793     76,583
   American Vanguard Corp.................................  28,100  1,004,013
  #AptarGroup, Inc........................................  13,500    692,280
  *Arabian American Development Co........................  16,186    138,228
   Ashland, Inc...........................................  54,786  3,898,024
   Balchem Corp...........................................   8,962    312,146
   Ball Corp..............................................  12,700    543,941
  #Bemis Co., Inc.........................................  49,227  1,626,952
   Boise, Inc............................................. 119,665  1,003,989
   Buckeye Technologies, Inc..............................  34,477    903,297
   Cabot Corp.............................................  24,985    893,464
  *Calgon Carbon Corp.....................................  35,700    442,323
   Carpenter Technology Corp..............................  14,069    683,894
   Celanese Corp. Class A.................................     501     19,033
  *Century Aluminum Co....................................  91,741    655,948
   CF Industries Holdings, Inc............................   2,563    525,902
   Chase Corp.............................................   8,818    162,516
  *Chemtura Corp..........................................  93,611  1,491,223
  *Clearwater Paper Corp..................................  22,678    896,688
  #Cliffs Natural Resources, Inc..........................  10,161    368,539
  *Coeur d'Alene Mines Corp...............................  84,642  2,616,284
   Commercial Metals Co................................... 123,281  1,696,347
  #Compass Minerals International, Inc....................   3,600    283,860
  *Contango ORE, Inc......................................   1,008      6,804
  *Continental Materials Corp.............................      73        892
  *Core Molding Technologies, Inc.........................   8,483     59,551
  *Crown Holdings, Inc....................................   6,500    248,625
   Cytec Industries, Inc..................................  44,664  3,073,776
   Deltic Timber Corp.....................................   6,776    459,819
  #Domtar Corp............................................  36,566  2,916,139
  #Dow Chemical Co. (The).................................  39,400  1,154,420
   E.I. du Pont de Nemours & Co...........................   1,400     62,328
   Eagle Materials, Inc...................................  35,734  1,892,830
   Eastman Chemical Co....................................  14,287    846,362
   Ecolab, Inc............................................   9,795    681,732
  *Ferro Corp.............................................  55,222    145,234
 #*Flotek Industries, Inc.................................   3,249     36,096
   FMC Corp...............................................  10,200    545,904
   Freeport-McMoRan Copper & Gold, Inc....................  32,565  1,266,127
   Friedman Industries, Inc...............................  10,403    111,624
 #*General Moly, Inc......................................  78,323    289,795
   Georgia Gulf Corp......................................  30,810  1,090,366
   Globe Specialty Metals, Inc............................  11,413    171,537
 #*Golden Minerals Co.....................................  12,619     55,145
  *Graphic Packaging Holding Co........................... 340,196  2,013,960
  #Greif, Inc. Class A....................................  12,716    533,563
  #Greif, Inc. Class B....................................   8,346    378,074
   H.B. Fuller Co.........................................  44,500  1,352,800
   Hawkins, Inc...........................................   9,636    376,768
   Haynes International, Inc..............................   8,996    455,917
  *Headwaters, Inc........................................  58,852    423,146
  #Hecla Mining Co........................................ 102,059    671,548
  *Horsehead Holding Corp.................................  45,352    410,436
   Huntsman Corp.......................................... 114,685  1,724,862
   Innophos Holdings, Inc.................................  20,019    953,905
  *Innospec, Inc..........................................  19,213    622,117
   International Flavors & Fragrances, Inc................   1,100     71,082
  #International Paper Co.................................  67,274  2,410,427

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- ----------
Materials -- (Continued)
 #*Intrepid Potash, Inc...................................   4,897 $  106,412
   Kaiser Aluminum Corp...................................  21,204  1,284,538
  *KapStone Paper & Packaging Corp........................  45,379    996,977
   KMG Chemicals, Inc.....................................  11,811    201,732
   Koppers Holdings, Inc..................................   5,119    182,748
  *Kraton Performance Polymers, Inc.......................  30,580    667,256
  #Kronos Worldwide, Inc..................................  14,534    194,029
  *Landec Corp............................................  28,448    307,807
  *Louisiana-Pacific Corp................................. 154,540  2,440,187
  *LSB Industries, Inc....................................  16,844    678,308
  *LyondellBasell Industries NV Class A...................   6,166    329,203
  #Martin Marietta Materials, Inc.........................   5,997    493,613
   Materion Corp..........................................  22,350    468,233
 #*McEwen Mining, Inc.....................................  67,619    328,628
   MeadWestvaco Corp......................................  99,011  2,939,637
  *Mercer International, Inc..............................  46,626    325,916
  *Metals USA Holdings Corp...............................  37,433    545,773
  #Minerals Technologies, Inc.............................  17,040  1,221,086
  *Mines Management, Inc..................................   9,985     11,982
  *Mod-Pac Corp...........................................   2,172     14,574
  *Mosaic Co. (The).......................................   5,700    298,338
   Myers Industries, Inc..................................  35,052    519,821
   Neenah Paper, Inc......................................  16,629    430,691
   NewMarket Corp.........................................   1,500    406,965
  *Newmont Mining Corp....................................  15,800    861,890
   Noranda Aluminum Holding Corp..........................  30,896    189,392
  *Northern Technologies International Corp...............   3,755     41,718
   Nucor Corp.............................................  21,823    875,757
  #Olin Corp..............................................  77,588  1,609,175
   Olympic Steel, Inc.....................................  12,310    221,580
  *OM Group, Inc..........................................  36,006    728,401
  *Omnova Solutions, Inc..................................  45,019    352,949
  *Owens-Illinois, Inc....................................  23,179    451,759
   P.H. Glatfelter Co.....................................  47,126    839,314
  #Packaging Corp. of America.............................  21,228    748,712
  *Penford Corp...........................................  11,940     91,938
   PolyOne Corp...........................................  84,002  1,590,158
   PPG Industries, Inc....................................   4,500    526,860
   Quaker Chemical Corp...................................  14,100    747,159
   Reliance Steel & Aluminum Co...........................  70,931  3,854,391
   Rock-Tenn Co. Class A..................................  38,374  2,808,593
   Rockwood Holdings, Inc.................................  16,722    767,540
   Royal Gold, Inc........................................  11,268    992,485
   RPM International, Inc.................................  30,156    803,959
  *RTI International Metals, Inc..........................  33,542    764,422
   Schnitzer Steel Industries, Inc. Class A...............  21,567    614,875
   Schweitzer-Mauduit International, Inc..................  31,776  1,113,113
  #Scotts Miracle-Gro Co. Class A (The)...................   5,700    244,017
  #Sealed Air Corp........................................ 172,201  2,793,100
  *Senomyx, Inc...........................................  18,077     31,454
   Sensient Technologies Corp.............................  48,419  1,761,483
   Sherwin-Williams Co. (The).............................   4,900    698,642
  #Sigma-Aldrich Corp.....................................   5,361    376,021
   Silgan Holdings, Inc...................................   8,035    347,996
  *Silver Bull Resources, Inc.............................   3,700      1,798
  *Solitario Exploration & Royalty Corp...................   1,300      2,080
   Sonoco Products Co.....................................  13,000    404,690
  *Spartech Corp..........................................  32,777    280,571
   Steel Dynamics, Inc.................................... 211,289  2,672,806
   Stepan Co..............................................   7,000    670,600
 #*Stillwater Mining Co...................................  84,567    880,342

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Materials -- (Continued)
  *SunCoke Energy, Inc....................................  36,427 $    585,382
   Synalloy Corp..........................................   9,022      124,233
 #*Texas Industries, Inc..................................  25,441    1,097,270
  #Titanium Metals Corp...................................  30,897      361,804
   Tredegar Corp..........................................  22,267      377,871
  *United States Lime & Minerals, Inc.....................   5,495      240,736
  #United States Steel Corp...............................  79,038    1,611,585
  *Universal Stainless & Alloy Products, Inc..............   7,514      258,482
  #Valhi, Inc.............................................  24,600      308,484
  #Valspar Corp...........................................  69,104    3,871,897
  *Verso Paper Corp.......................................   1,365        1,720
   Vulcan Materials Co....................................  75,124    3,453,450
  #Walter Energy, Inc.....................................   7,300      255,208
   Wausau Paper Corp......................................  55,527      459,208
   Westlake Chemical Corp.................................  46,688    3,551,089
   Worthington Industries, Inc............................  66,693    1,441,903
  *WR Grace & Co..........................................   7,182      460,797
   Zep, Inc...............................................  20,115      288,248
  *Zoltek Cos., Inc.......................................  38,977      266,992
                                                                   ------------
Total Materials                                                     123,573,134
                                                                   ------------
Other -- (0.0%)
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares...........   6,039           --
 .*Cubist Pharmaceuticals, Inc. Escrow Shares.............  14,091           --
 .*Gerber Scientific, Inc. Escrow Shares..................  24,204           --
 .*Price Communications Liquidation Trust.................   8,600           --
 .*Softbrands, Inc. Escrow Shares.........................   5,800           --
 .*Voyager Learning Co. Escrow Shares.....................   5,149           --
                                                                   ------------
Total Other                                                                  --
                                                                   ------------
Telecommunication Services -- (2.1%)
   AT&T, Inc.............................................. 570,322   19,727,438
   Atlantic Tele-Network, Inc.............................  15,302      634,115
 #*Boingo Wireless, Inc...................................   1,855       13,579
  *Cbeyond, Inc...........................................  18,689      143,158
   CenturyLink, Inc.......................................  93,917    3,604,534
 #*Cincinnati Bell, Inc...................................  48,400      252,164
   Consolidated Communications Holdings, Inc..............  27,213      420,169
 #*Crown Castle International Corp........................   9,445      630,454
  #Frontier Communications Corp........................... 508,399    2,399,643
  *General Communications, Inc. Class A...................  47,166      412,231
 #*Hawaiian Telcom Holdco, Inc............................   1,120       19,118
   HickoryTech Corp.......................................  12,468      132,784
   IDT Corp. Class B......................................  18,419      186,400
 #*Iridium Communications, Inc............................  78,908      583,130
 #*Leap Wireless International, Inc.......................  39,583      211,373
 #*Level 3 Communications, Inc............................  11,404      233,782
   Lumos Networks Corp....................................   6,471       50,927
 #*MetroPCS Communications, Inc...........................  74,060      756,153
  *Neutral Tandem, Inc....................................  34,030      157,219
 #*NII Holdings, Inc......................................  10,211       81,382
   NTELOS Holdings Corp...................................   6,471       98,683
  *ORBCOMM, Inc...........................................  48,786      170,751
  *Premiere Global Services, Inc..........................  55,230      469,455
   Primus Telecommunications Group, Inc...................   3,645       53,326
 #*SBA Communications Corp................................   3,000      199,890
   Shenandoah Telecommunications Co.......................  24,218      380,707
  *Sprint Nextel Corp..................................... 657,232    3,641,065
   Telephone & Data Systems, Inc..........................  98,813    2,457,479
 #*tw telecom, Inc........................................   6,182      157,456
  *United States Cellular Corp............................  27,886    1,031,503

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Telecommunication Services -- (Continued)
   USA Mobility, Inc......................................  23,864 $   263,697
  #Verizon Communications, Inc............................ 200,794   8,963,444
   Warwick Valley Telephone Co............................   5,727      75,253
  #Windstream Corp........................................  54,999     524,690
                                                                   -----------
Total Telecommunication Services                                    49,137,152
                                                                   -----------
Utilities -- (1.2%)
  *AES Corp. (The)........................................ 172,199   1,799,480
   AGL Resources, Inc.....................................   9,505     388,089
   ALLETE, Inc............................................  10,155     422,651
   Alliant Energy Corp....................................      53       2,369
   American States Water Co...............................   4,534     199,587
   Aqua America, Inc......................................  12,726     323,113
  #Artesian Resources Corp. Class A.......................   2,239      51,519
   Atmos Energy Corp......................................   8,582     308,695
   Avista Corp............................................  16,003     406,796
   Black Hills Corp.......................................  11,790     421,728
 #*Cadiz, Inc.............................................   2,750      23,650
   California Water Service Group.........................  13,678     251,949
 #*Calpine Corp...........................................  62,871   1,106,530
   CH Energy Group, Inc...................................   6,000     390,180
   Chesapeake Utilities Corp..............................   3,436     161,389
   Cleco Corp.............................................   6,815     294,067
   CMS Energy Corp........................................  17,300     420,736
   Connecticut Water Services, Inc........................   3,934     120,498
   Consolidated Water Co., Ltd............................  13,018     102,191
   Delta Natural Gas Co., Inc.............................   1,858      36,528
 #*Dynegy, Inc............................................     972      18,176
   El Paso Electric Co....................................  10,000     339,900
  #Empire District Electric Co. (The).....................  10,756     233,513
   Gas Natural, Inc.......................................   1,949      19,451
   Genie Energy, Ltd. Class B.............................  22,104     154,949
  *GenOn Energy, Inc...................................... 583,214   1,498,860
  #Great Plains Energy, Inc...............................  13,107     294,121
   Hawaiian Electric Industries, Inc......................   8,438     218,375
  #IDACORP, Inc...........................................   5,746     256,961
  #Integrys Energy Group, Inc.............................   7,049     380,928
   ITC Holdings Corp......................................   4,200     334,404
   Laclede Group, Inc. (The)..............................   5,586     232,601
   MDU Resources Group, Inc...............................   3,108      67,537
   MGE Energy, Inc........................................   6,319     332,632
   Middlesex Water Co.....................................  10,550     204,037
   National Fuel Gas Co...................................   2,800     147,560
  #New Jersey Resources Corp..............................   9,664     429,661
   Northeast Utilities, Inc...............................  15,733     618,307
   Northwest Natural Gas Co...............................   6,831     317,846
   NorthWestern Corp......................................   9,900     354,519
  #NRG Energy, Inc........................................ 124,277   2,679,412
   NV Energy, Inc.........................................  21,887     416,072
  #OGE Energy Corp........................................   5,300     305,174
   Ormat Technologies, Inc................................  36,965     703,444
   Otter Tail Corp........................................   9,700     234,061
  #Piedmont Natural Gas Co................................   6,900     219,903
   Pinnacle West Capital Corp.............................   7,400     391,978
  #PNM Resources, Inc.....................................  19,895     440,873
   Portland General Electric Co...........................  15,008     411,219
  #Public Service Enterprise Group, Inc...................  40,174   1,287,175
  #Questar Corp...........................................  39,630     802,111
   RGC Resources, Inc.....................................     400       7,160
   SJW Corp...............................................  18,956     459,493
   South Jersey Industries, Inc...........................   7,648     386,912

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       Shares        Value+
                                                     ----------- --------------
Utilities -- (Continued)
  #Southwest Gas Corp...............................       8,454 $      367,495
  *Synthesis Energy Systems, Inc....................      44,676         57,632
   TECO Energy, Inc.................................      20,582        367,800
   UGI Corp.........................................      74,687      2,411,643
   UIL Holdings Corp................................      12,913        467,063
   Unitil Corp......................................       5,773        153,504
   UNS Energy Corp..................................       9,674        412,499
  #Vectren Corp.....................................       7,293        215,654
  #Westar Energy, Inc...............................      11,100        329,670
   WGL Holdings, Inc................................       4,970        197,657
   York Water Co....................................       4,020         69,827
                                                                 --------------
Total Utilities.....................................                 27,481,514
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,002,805,917
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc................................         234         16,458
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
 .*Allos Therapeutics, Inc. Contingent Value Rights.      21,200            212
 .*Camco Financial Corp. Rights 11/01/12............       3,400            340
 .*Capital Bank Corp. Contingent Value Rights.......       2,758             --
  *Capital Bank Financial Corp. Contingent Value
    Rights..........................................       7,908          1,740
 .*CVR Energy, Inc. Contingent Value Rights.........      78,591             --
  *Dynegy, Inc......................................      15,167         24,570
 .*Emergent Biosolutions, Inc. Contingent Value
    Rights..........................................       3,245             --
  *FieldPoint Petroleum Corp. Warrants 03/23/17.....       2,986          3,105
..#*PhotoMedex, Inc. Contingent Value Warrants.......         339             --
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17....         567             --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17....         567             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                     29,967
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................   5,428,356      5,428,356
                                                                 --------------
                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@DFA Short Term Investment Fund..................  24,567,468    284,245,602
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $772,723
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $775,049) to be repurchased at
     $750,204....................................... $       750        750,198
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                284,995,800
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,050,058,109)              $2,293,276,498
                                                                 ==============

                           U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares    Value+
                                                            ------- -----------
COMMON STOCKS -- (82.6%)
Consumer Discretionary -- (15.4%)
  *1-800-FLOWERS.COM, Inc. Class A......................... 177,939 $   645,919
   A.H. Belo Corp. Class A.................................  67,701     338,505
  #Aaron's, Inc............................................ 301,837   9,305,635
 #*Aeropostale, Inc........................................ 378,061   4,517,829
  *AFC Enterprises, Inc.................................... 113,546   2,874,985
 #*ALCO Stores, Inc........................................   5,784      57,377
 #*Aldila, Inc.............................................  67,103     199,967
   Ambassadors Group, Inc..................................  59,882     306,596
   Amcon Distributing Co...................................   2,169     136,604
  *American Apparel, Inc................................... 130,700     138,542
  #American Greetings Corp. Class A........................  47,800     820,726
 #*American Public Education, Inc..........................  73,308   2,670,610
  *America's Car-Mart, Inc.................................  43,327   1,813,668
   Ameristar Casinos, Inc.................................. 172,111   3,141,026
  *ANN, Inc................................................ 232,975   8,191,401
   Arbitron, Inc........................................... 119,942   4,361,091
  *Arctic Cat, Inc.........................................  65,125   2,362,084
   Ark Restaurants Corp....................................  17,030     287,466
  *Asbury Automotive Group, Inc............................ 166,935   5,295,178
  *Ascent Capital Group, Inc. Class A......................  52,444   3,117,796
  *Ballantyne Strong, Inc..................................  61,400     247,442
 #*Bally Technologies, Inc................................. 194,000   9,684,480
 #*Barnes & Noble, Inc..................................... 274,364   4,620,290
   Bassett Furniture Industries, Inc....................... 149,390   1,713,503
 #*Beasley Broadcast Group, Inc. Class A...................  68,353     332,196
 #*Beazer Homes USA, Inc...................................  58,798     969,582
   bebe stores, Inc........................................ 336,621   1,363,315
   Belo Corp. Class A...................................... 406,758   3,042,550
  #Big 5 Sporting Goods Corp...............................  66,279     591,871
  *Big Lots, Inc...........................................     194       5,651
  *Biglari Holdings, Inc...................................   6,486   2,293,514
 #*BJ's Restaurants, Inc...................................  91,826   3,034,849
  *Black Diamond, Inc......................................  30,200     286,900
  *Blue Nile, Inc..........................................  14,911     563,188
  *Bluegreen Corp.......................................... 106,741     632,974
  #Blyth, Inc..............................................  86,532   1,976,391
   Bob Evans Farms, Inc.................................... 129,113   4,915,332
  *Body Central Corp.......................................  44,814     447,692
   Bon-Ton Stores, Inc. (The).............................. 121,759   1,495,201
 #*Books-A-Million, Inc....................................  45,236     133,446
   Bowl America, Inc. Class A..............................  10,705     136,756
 #*Boyd Gaming Corp........................................ 216,777   1,337,514
  *Bravo Brio Restaurant Group, Inc........................  33,785     445,962
 #*Bridgepoint Education, Inc.............................. 220,709   2,207,090
  #Brinker International, Inc.............................. 322,412   9,930,290
  *Brookfield Residential Properties, Inc..................  19,117     330,724
   Brown Shoe Co., Inc..................................... 218,300   3,444,774
  #Brunswick Corp.......................................... 401,911   9,481,080
  #Buckle, Inc. (The)...................................... 218,663   9,877,008
 #*Buffalo Wild Wings, Inc.................................  77,984   5,922,885
  *Build-A-Bear Workshop, Inc..............................  68,675     246,543
  *Cabela's, Inc........................................... 277,885  12,452,027
  *Cache, Inc..............................................  44,569     122,565
   Callaway Golf Co........................................ 278,224   1,519,103
  *Cambium Learning Group, Inc............................. 118,479     107,816
   Canterbury Park Holding Corp............................  12,913     129,776
  *Capella Education Co....................................  48,963   1,528,625
  *Career Education Corp................................... 214,349     728,787

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
 #*Caribou Coffee Co., Inc.................................  87,915 $ 1,052,343
  *Carmike Cinemas, Inc.................................... 112,332   1,529,962
   Carriage Services, Inc.................................. 141,558   1,504,762
  *Carrols Restaurant Group, Inc........................... 139,537     895,828
 #*Carter's, Inc........................................... 117,779   6,367,133
  *Casual Male Retail Group, Inc........................... 192,065     741,371
   Cato Corp. Class A (The)................................ 127,698   3,624,069
  *Cavco Industries, Inc...................................  31,349   1,515,411
   CEC Entertainment, Inc..................................  92,416   2,864,896
 #*Central European Media Enterprises, Ltd. Class A........  22,935     122,932
  *Charles & Colvard, Ltd..................................  54,595     217,834
  #Cheesecake Factory, Inc. (The).......................... 251,823   8,325,268
   Cherokee, Inc...........................................  33,978     489,623
   Chico's FAS, Inc........................................  55,559   1,033,397
 #*Children's Place Retail Stores, Inc. (The).............. 110,763   6,471,882
  #Choice Hotels International, Inc........................  17,462     546,386
   Christopher & Banks Corp................................ 126,860     395,803
  *Chromcraft Revington, Inc...............................  22,839      15,097
  #Churchill Downs, Inc....................................  74,664   4,877,799
  *Citi Trends, Inc........................................  52,568     645,535
  *Coast Distribution System, Inc. (The)...................  43,930      86,542
  *Cobra Electronics Corp..................................  27,771     135,522
 #*Coinstar, Inc........................................... 140,863   6,612,109
 #*Coldwater Creek, Inc....................................  52,028     215,916
   Collectors Universe, Inc................................  56,999     683,988
  #Columbia Sportswear Co.................................. 134,185   7,568,034
  *Comstock Holding Cos., Inc..............................   3,000       4,170
 #*Conn's, Inc............................................. 152,418   3,860,748
  #Cooper Tire & Rubber Co................................. 293,781   5,913,812
   Core-Mark Holding Co., Inc..............................  50,674   2,425,764
  *Corinthian Colleges, Inc................................ 256,082     699,104
   Cracker Barrel Old Country Store, Inc................... 108,274   6,891,640
  *Crocs, Inc.............................................. 409,431   5,158,831
 #*Crown Media Holdings, Inc. Class A......................  52,217      90,858
   CSS Industries, Inc.....................................  26,600     534,660
   CTC Media, Inc..........................................  92,301     774,405
   Culp, Inc...............................................  40,699     514,435
  *Cumulus Media, Inc. Class A............................. 801,871   1,972,603
  *Cybex International, Inc................................   4,936      12,192
 #*Daily Journal Corp......................................     200      18,904
   Dana Holding Corp....................................... 405,728   5,339,380
  *dELiA*s, Inc............................................  26,901      35,509
  *Delta Apparel, Inc......................................  15,317     231,899
   Destination Maternity Corp..............................  61,731   1,170,420
 .*DGSE Cos., Inc..........................................   5,479      40,709
 #*Dial Global, Inc........................................  45,312     110,561
 #*Digital Generation, Inc.................................  98,866     919,454
   Dillard's, Inc. Class A................................. 173,931  13,392,687
 #*DineEquity, Inc.........................................  78,019   4,891,791
  *Dixie Group, Inc. (The)................................. 107,711     426,536
   Domino's Pizza, Inc..................................... 270,452  10,985,760
 #*Dorman Products, Inc.................................... 157,103   4,799,497
  #Dover Downs Gaming & Entertainment, Inc.................  44,469     105,836
  *Dover Motorsports, Inc..................................  56,312      83,342
 #*DreamWorks Animation SKG, Inc. Class A.................. 145,767   2,969,274
  *Drew Industries, Inc....................................  99,392   3,147,745
  #DSW, Inc. Class A....................................... 129,757   8,121,491
  *E.W. Scripps Co. Class A (The).......................... 194,579   2,064,483
  *EDCI Holdings, Inc......................................  19,757      91,376
   Educational Development Corp............................  15,090      59,756
   Einstein Noah Restaurant Group, Inc.....................  65,630   1,012,671

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  *ELXSI Corp..............................................   1,800 $    24,750
  *Emerson Radio Corp...................................... 197,300     335,410
  *Emmis Communications Corp. Class A......................  60,662     124,357
  *Empire Resorts, Inc.....................................  23,885      36,544
 #*Entercom Communications Corp. Class A................... 105,111     684,273
  *Entertainment Gaming Asia, Inc..........................   4,182      10,455
   Entravision Communications Corp. Class A................ 176,161     237,817
   Escalade, Inc...........................................  38,965     202,618
  #Ethan Allen Interiors, Inc.............................. 129,865   3,819,330
  *Ever-Glory International Group, Inc.....................   1,580       2,133
  *Exide Technologies...................................... 288,507     879,946
  *Express, Inc............................................ 358,756   3,992,954
  *Famous Dave's of America, Inc...........................  29,128     229,529
  *Federal-Mogul Corp...................................... 132,862   1,001,779
  *Fiesta Restaurant Group, Inc............................ 106,679   1,410,296
   Finish Line, Inc. Class A (The)......................... 230,892   4,803,708
  *Fisher Communications, Inc..............................  21,878     552,201
 #*Flanigan's Enterprises, Inc.............................   5,380      39,435
   Flexsteel Industries, Inc...............................  23,660     476,276
  *Frederick's of Hollywood Group, Inc.....................   1,000         290
   Fred's, Inc. Class A.................................... 167,829   2,274,083
   Frisch's Restaurants, Inc...............................  20,810     372,083
  *Fuel Systems Solutions, Inc.............................  67,246   1,094,092
  *Full House Resorts, Inc.................................  61,041     192,279
  *Furniture Brands International, Inc..................... 179,945     273,516
  *Gaiam, Inc. Class A.....................................  57,070     187,760
   Gaming Partners International Corp......................   8,434      52,712
  *Geeknet, Inc............................................  10,604     192,675
  *Genesco, Inc............................................ 112,454   6,443,614
  *Gentherm, Inc...........................................  72,940     876,739
  *G-III Apparel Group, Ltd................................  93,649   3,461,267
  *Global Sources, Ltd.....................................   6,591      37,701
  *Gordmans Stores, Inc....................................  28,274     425,806
 #*Grand Canyon Education, Inc............................. 221,437   4,818,469
  *Gray Television, Inc.................................... 176,813     376,612
  *Gray Television, Inc. Class A...........................  25,939      54,731
  #Group 1 Automotive, Inc................................. 104,729   6,494,245
  *Hallwood Group, Inc. (The)..............................   1,128       7,276
  *Hampshire Group, Ltd....................................   8,000      23,400
  *Harris Interactive, Inc................................. 907,213   1,360,820
   Harte-Hanks, Inc........................................ 226,835   1,263,471
  *Hastings Entertainment, Inc.............................  42,003      84,006
   Haverty Furniture Cos., Inc.............................  75,061   1,126,666
  #Haverty Furniture Cos., Inc. Class A....................   3,785      56,510
  *Heelys, Inc.............................................  24,682      56,028
  *Helen of Troy, Ltd...................................... 140,200   4,236,844
 .*Here Media, Inc.........................................  22,918         229
 .*Here Media, Inc. Special Shares.........................  22,918         229
 #*hhgregg, Inc............................................ 155,532     939,413
 #*Hibbett Sports, Inc..................................... 121,510   6,560,325
  #Hillenbrand, Inc........................................ 248,760   5,092,117
 #*HomeAway, Inc...........................................  21,345     548,780
   Hooker Furniture Corp...................................  42,269     576,549
   Hot Topic, Inc.......................................... 202,447   1,741,044
  #HSN, Inc................................................ 228,644  11,894,061
 #*Iconix Brand Group, Inc................................. 311,819   5,771,770
  *Insignia Systems, Inc...................................  15,351      25,176
  #International Speedway Corp. Class A.................... 116,221   2,963,636
   Interval Leisure Group, Inc............................. 260,332   4,961,928
 #*iRobot Corp............................................. 103,185   1,854,234
  *Isle of Capri Casinos, Inc..............................  74,225     451,288

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
 #*ITT Educational Services, Inc............................ 105,162 $2,259,931
 #*Jack in the Box, Inc..................................... 209,895  5,459,369
  #Jaclyn, Inc..............................................   2,235     11,734
  #JAKKS Pacific, Inc.......................................  62,792    810,645
  *Johnson Outdoors, Inc. Class A...........................  24,614    480,219
  #Jones Group, Inc. (The).................................. 375,157  4,430,604
 #*Jos. A. Bank Clothiers, Inc.............................. 115,922  5,423,990
  *Journal Communications, Inc. Class A..................... 276,307  1,550,082
 #*K12, Inc................................................. 142,619  2,919,411
  #KB Home.................................................. 396,059  6,329,023
  *Kid Brands, Inc.......................................... 195,908    354,593
  *Kirkland's, Inc..........................................  91,646    878,885
  *Kona Grill, Inc..........................................  40,604    366,248
   Koss Corp................................................  25,262    129,847
  *Krispy Kreme Doughnuts, Inc.............................. 296,942  2,206,279
 #*K-Swiss, Inc. Class A....................................  91,300    208,164
  *Lakeland Industries, Inc.................................  21,528    131,321
  *Lazare Kaplan International, Inc.........................   9,600     15,024
  *La-Z-Boy, Inc............................................ 248,063  4,023,582
  *LeapFrog Enterprises, Inc................................ 267,867  2,367,944
  *Learning Tree International, Inc.........................  40,081    230,867
  *Lee Enterprises, Inc..................................... 467,197    691,452
  *Libbey, Inc..............................................  76,373  1,370,895
  *Liberty Media Corp. - Liberty Capital Class B............   1,444    157,685
 #*Life Time Fitness, Inc................................... 192,785  8,654,119
   Lifetime Brands, Inc.....................................  53,058    588,944
  *LIN TV Corp. Class A..................................... 150,316    843,273
   Lincoln Educational Services Corp........................  75,737    280,984
 #*Lions Gate Entertainment Corp............................ 191,500  3,194,220
   Lithia Motors, Inc. Class A.............................. 152,270  5,207,634
 #*Live Nation Entertainment, Inc........................... 550,674  5,038,667
 #*LodgeNet Interactive Corp................................  28,748     12,649
  *Luby's, Inc.............................................. 245,262  1,567,224
 #*Lumber Liquidators Holdings, Inc.........................  63,274  3,531,955
  *M/I Homes, Inc........................................... 106,243  2,363,907
   Mac-Gray Corp............................................  52,897    687,661
  *Madison Square Garden Co. Class A (The).................. 112,778  4,641,942
  *Maidenform Brands, Inc................................... 108,668  2,033,178
   Marcus Corp..............................................  86,567    943,580
  #Marine Products Corp..................................... 124,051    735,622
  *MarineMax, Inc........................................... 102,827    846,266
  *Martha Stewart Living Omnimedia Class A.................. 140,476    405,976
   Matthews International Corp. Class A..................... 120,555  3,468,367
 #*McClatchy Co. Class A (The).............................. 213,188    607,586
   McRae Industries, Inc. Class A...........................   2,500     41,425
   MDC Holdings, Inc........................................ 219,918  8,409,664
 #*Media General, Inc. Class A.............................. 100,663    422,785
   Men's Wearhouse, Inc. (The).............................. 205,227  6,729,393
  #Meredith Corp............................................ 164,801  5,515,889
 #*Meritage Homes Corp...................................... 154,507  5,713,669
  *Modine Manufacturing Co.................................. 167,326  1,137,817
  *Monarch Casino & Resort, Inc.............................  48,815    445,193
  #Monro Muffler Brake, Inc................................. 126,009  4,274,225
  *Morgans Hotel Group Co...................................   1,250      8,062
 #*Motorcar Parts of America, Inc...........................  42,829    201,296
   Movado Group, Inc........................................  88,356  2,800,002
  *MTR Gaming Group, Inc....................................  59,127    206,353
  *Multimedia Games Holding Co., Inc........................  97,834  1,555,561
   NACCO Industries, Inc. Class A...........................  26,923  1,363,381
  *Nathan's Famous, Inc.....................................  20,488    567,722
   National CineMedia, Inc.................................. 248,425  3,840,650

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  *Nautilus, Inc.........................................   217,722 $   611,799
  *Navarre Corp..........................................    88,513     149,587
  *New Frontier Media, Inc...............................     3,200       6,464
  *New York & Co., Inc...................................   374,145   1,260,869
  *New York Times Co. Class A (The)......................   626,653   5,126,022
  *Nexstar Broadcasting Group, Inc. Class A..............    36,510     396,864
  *Nobility Homes, Inc...................................    13,083      70,648
  #Nutrisystem, Inc......................................   124,029   1,194,399
  *Office Depot, Inc.....................................   992,022   2,460,215
   OfficeMax, Inc........................................   377,376   2,773,714
  *Orbitz Worldwide, Inc.................................   267,489     660,698
  *Orient-Express Hotels, Ltd. Class A...................   445,956   5,231,064
   Outdoor Channel Holdings, Inc.........................    95,386     692,502
 #*Overstock.com, Inc....................................    42,407     639,498
   Oxford Industries, Inc................................    89,829   4,983,713
 #*P & F Industries, Inc. Class A........................    10,000      59,000
  *Pacific Sunwear of California, Inc....................   226,616     385,247
  *Papa John's International, Inc........................   106,940   5,702,041
  #Penske Automotive Group, Inc..........................   337,541  10,328,755
   Pep Boys - Manny, Moe & Jack (The)....................   201,728   2,015,263
  *Perfumania Holdings, Inc..............................    15,984      90,949
  *Perry Ellis International, Inc........................    72,972   1,506,142
  #PetMed Express, Inc...................................    88,449     964,094
  #Pier 1 Imports, Inc...................................   641,193  13,080,337
  *Pinnacle Entertainment, Inc...........................   220,582   2,814,626
  *Point.360.............................................     4,284       3,556
  #Pool Corp.............................................   207,271   8,730,255
  *Q.E.P. Co., Inc.......................................     9,614     170,648
  *Quantum Fuel Systems Technologies Worldwide, Inc......     6,097       3,293
  *Quiksilver, Inc.......................................   636,314   2,036,205
   R.G. Barry Corp.......................................    42,559     648,599
 #*Radio One, Inc. Class D............................... 1,003,142     852,671
  #RadioShack Corp.......................................   398,598     892,860
 #*Reading International, Inc. Class A...................    22,403     135,538
 #*Reading International, Inc. Class B...................     2,710      20,054
  *Red Lion Hotels Corp..................................    68,302     450,110
  *Red Robin Gourmet Burgers, Inc........................    80,554   2,690,504
  #Regal Entertainment Group Class A.....................   472,935   7,264,282
  #Regis Corp............................................   249,012   4,148,540
   Rent-A-Center, Inc....................................   233,982   7,798,620
  *Rentrak Corp..........................................    27,882     473,715
  *Rick's Cabaret International, Inc.....................    38,267     314,172
  *Rocky Brands, Inc.....................................    94,670   1,136,987
  *Ruby Tuesday, Inc.....................................   278,890   2,013,586
  *rue21, Inc............................................   107,483   3,236,313
  *Ruth's Hospitality Group, Inc.........................   168,946   1,123,491
  #Ryland Group, Inc. (The)..............................   222,594   7,539,259
 #*Ryman Hospitality Properties..........................   228,431   8,911,093
  *Saga Communications, Inc. Class A.....................    13,957     592,056
 #*Saks, Inc.............................................   716,970   7,370,452
   Salem Communications Corp. Class A....................   132,841     791,732
  #Scholastic Corp.......................................   107,233   3,537,617
  *School Specialty, Inc.................................    74,232     137,329
  *Scientific Games Corp. Class A........................   374,190   3,079,584
 #*Sealy Corp............................................   193,312     431,086
 #*Select Comfort Corp...................................   221,125   6,153,909
  #Service Corp. International...........................   227,493   3,194,002
  *SHFL Entertainment, Inc...............................   260,243   3,677,234
   Shiloh Industries, Inc................................   208,939   2,377,726
   Shoe Carnival, Inc....................................    93,252   2,180,232
 #*Shutterfly, Inc.......................................   163,502   4,947,571

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   Sinclair Broadcast Group, Inc. Class A.................. 447,331 $ 5,636,371
   Six Flags Entertainment Corp............................ 182,712  10,434,682
  *Skechers U.S.A., Inc. Class A........................... 171,306   2,843,680
 #*Skullcandy, Inc.........................................  46,588     564,181
  *Skyline Corp............................................  45,820     210,772
  *Smith & Wesson Holding Corp............................. 313,586   3,010,426
   Sonic Automotive, Inc. Class A.......................... 180,355   3,498,887
  *Sonic Corp.............................................. 303,721   3,028,098
  *Spanish Broadcasting System, Inc. Class A...............  43,707     152,974
   Spartan Motors, Inc..................................... 127,815     600,730
 #*Spectrum Group International, Inc.......................  85,617     166,953
  #Speedway Motorsports, Inc............................... 120,707   1,967,524
  *Sport Chalet, Inc. Class A..............................  28,319      41,346
  *Sport Chalet, Inc. Class B..............................   4,108       6,860
  *Sports Club Co., Inc. (The).............................  19,000      12,160
   Stage Stores, Inc....................................... 133,727   3,276,312
   Standard Motor Products, Inc............................ 144,840   2,720,095
 #*Standard Pacific Corp................................... 799,312   5,515,253
  *Stanley Furniture Co., Inc..............................  35,155     163,471
  *Stein Mart, Inc......................................... 175,861   1,382,267
  *Steiner Leisure, Ltd....................................  65,024   2,855,854
  *Steinway Musical Instruments, Inc.......................  51,465   1,242,365
 #*Steven Madden, Ltd...................................... 182,193   7,819,724
  #Stewart Enterprises, Inc. Class A....................... 244,896   1,902,842
  *Stoneridge, Inc......................................... 101,681     505,355
   Strattec Security Corp..................................  11,681     265,392
  #Strayer Education, Inc..................................  15,683     901,145
  #Sturm Ruger & Co., Inc..................................  91,806   4,335,997
   Superior Industries International, Inc.................. 119,341   2,039,538
   Superior Uniform Group, Inc.............................  10,485     122,989
  *Systemax, Inc........................................... 125,922   1,377,587
  *Tandy Brands Accessories, Inc...........................  14,700      22,197
   Tandy Leather Factory, Inc..............................  41,183     218,270
  *Tenneco, Inc............................................ 173,233   5,292,268
   Texas Roadhouse, Inc.................................... 323,435   5,265,522
  #Thor Industries, Inc.................................... 243,435   9,257,833
  *Tower International, Inc................................   1,157       8,192
 #*Town Sports International Holdings, Inc................. 101,205   1,275,183
  *Trans World Entertainment Corp.......................... 452,232   1,537,589
  *Trinity Place Holdings, Inc.............................  34,797     139,188
   True Religion Apparel, Inc.............................. 121,107   3,106,395
  *Tuesday Morning Corp.................................... 159,005     949,260
  *Unifi, Inc.............................................. 122,873   1,723,908
 #*Universal Electronics, Inc..............................  52,879     907,404
   Universal Technical Institute, Inc......................  94,315   1,209,118
 #*UQM Technologies, Inc................................... 119,010     108,299
  *US Auto Parts Network, Inc..............................  97,364     291,118
  #Vail Resorts, Inc....................................... 163,736   9,296,930
 #*Valassis Communications, Inc............................ 185,051   4,815,027
  #Value Line, Inc.........................................  26,515     264,089
  *Valuevision Media, Inc. Class A......................... 257,001     578,252
 #*Vitacost.com, Inc.......................................  18,064     115,610
 #*Vitamin Shoppe, Inc..................................... 136,730   7,826,425
  *VOXX International Corp................................. 139,753     869,264
   Walking Co. Holdings, Inc. (The)........................   3,061      24,182
  *Warnaco Group, Inc. (The)............................... 125,848   8,882,352
  *Wells-Gardner Electronics Corp..........................  33,182      68,687
   Wendy's Co. (The).......................................  27,694     118,253
  *West Marine, Inc........................................ 139,909   1,446,659
  *Wet Seal, Inc. Class A (The)............................ 370,868   1,060,682
   Weyco Group, Inc........................................  50,427   1,184,026

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   Williams Controls, Inc.................................  10,928 $    119,115
   Winmark Corp...........................................  22,979    1,224,321
  *Winnebago Industries, Inc.............................. 130,102    1,639,285
  *WMS Industries, Inc.................................... 219,114    3,600,043
  #Wolverine World Wide, Inc.............................. 209,108    8,755,352
  #World Wrestling Entertainment, Inc. Class A............ 114,172      923,651
 #*Xanadoo Co. Class A....................................     170       46,590
 #*Zagg, Inc..............................................  86,217      619,038
  *Zale Corp.............................................. 135,640      973,895
 #*Zumiez, Inc............................................ 137,825    3,488,351
                                                                   ------------
Total Consumer Discretionary..............................          846,200,406
                                                                   ------------
Consumer Staples -- (3.7%)
   Alico, Inc.............................................  25,456      799,064
  *Alliance One International, Inc........................ 320,406      974,034
   Andersons, Inc. (The)..................................  80,994    3,181,444
   Arden Group, Inc. Class A..............................   4,586      451,492
   B&G Foods, Inc......................................... 221,534    6,705,834
 #*Boston Beer Co., Inc. Class A (The)....................  23,882    2,569,226
  *Bridgford Foods Corp...................................  17,169      118,809
  #Calavo Growers, Inc....................................  66,479    1,569,569
  #Cal-Maine Foods, Inc...................................  92,548    3,991,595
  #Casey's General Stores, Inc............................ 160,781    8,288,261
   CCA Industries, Inc....................................  16,064       69,878
 #*Central European Distribution Corp.....................  33,296       85,904
  *Central Garden & Pet Co................................  66,566      737,551
  *Central Garden & Pet Co. Class A....................... 164,232    1,850,895
  *Chiquita Brands International, Inc..................... 166,549    1,200,818
   Coca-Cola Bottling Co. Consolidated....................  31,695    2,178,714
  #Coffee Holding Co., Inc................................  11,600       74,472
  *Craft Brew Alliance, Inc...............................  66,235      502,061
 #*Darling International, Inc............................. 540,748    8,938,564
  *Dean Foods Co.......................................... 140,493    2,365,902
  #Diamond Foods, Inc.....................................  79,218    1,467,117
 #*Dole Food Co., Inc..................................... 228,637    2,878,540
 #*Elizabeth Arden, Inc................................... 136,573    6,443,514
  *Farmer Bros. Co........................................  48,183      468,821
   Fresh Del Monte Produce, Inc........................... 234,609    5,905,109
  *Glacier Water Services, Inc............................   3,200       72,000
   Golden Enterprises, Inc................................  32,785      112,780
   Griffin Land & Nurseries, Inc..........................  20,710      537,424
  *Hain Celestial Group, Inc. (The)....................... 180,533   10,434,807
 #*Harbinger Group, Inc...................................  29,985      262,369
   Harris Teeter Supermarkets, Inc........................ 203,876    7,635,156
   Ingles Markets, Inc. Class A...........................  53,964      874,217
   Inter Parfums, Inc..................................... 117,903    2,152,909
  *Inventure Foods, Inc...................................   5,903       35,182
   J & J Snack Foods Corp.................................  81,444    4,664,298
  *John B. Sanfilippo & Son, Inc..........................  61,007    1,026,138
  #Lancaster Colony Corp.................................. 116,487    8,477,924
  #Lifeway Foods, Inc.....................................  50,414      471,875
  #Limoneira Co...........................................     256        5,752
  *Mannatech, Inc.........................................   5,419       26,336
  *Medifast, Inc..........................................  71,102    1,814,523
   MGP Ingredients, Inc...................................  63,782      225,150
   Nash Finch Co..........................................  44,890      863,235
  *National Beverage Corp................................. 134,664    2,002,454
  *Natural Alternatives International, Inc................  20,426      127,662
   Nature's Sunshine Products, Inc........................  33,684      579,028
  *Nutraceutical International Corp.......................  38,704      613,845
   Oil-Dri Corp. of America...............................  22,255      498,512

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Consumer Staples -- (Continued)
  *Omega Protein Corp.....................................  73,615 $    479,234
   Orchids Paper Products Co..............................  21,829      418,899
  *Overhill Farms, Inc....................................  44,285      199,282
  *Pantry, Inc. (The).....................................  92,461    1,226,495
  *Physicians Formula Holdings, Inc.......................  57,706      282,182
  *Pilgrim's Pride Corp................................... 504,977    2,843,021
 #*Pizza Inn Holdings, Inc................................   8,932       23,670
  *Post Holdings, Inc..................................... 135,086    4,261,963
  *Prestige Brands Holdings, Inc.......................... 229,613    3,992,970
  #PriceSmart, Inc........................................ 117,776    9,774,230
   Reliv' International, Inc..............................  28,122       36,277
  *Revlon, Inc. Class A................................... 222,974    3,433,800
  #Rocky Mountain Chocolate Factory, Inc..................  28,081      295,131
  #Sanderson Farms, Inc...................................  98,290    4,451,554
  *Scheid Vineyards, Inc..................................     440        6,178
  *Schiff Nutrition International, Inc....................  93,479    3,163,329
  *Seneca Foods Corp. Class A.............................  33,027      944,077
  *Seneca Foods Corp. Class B.............................   2,794       79,629
 #*Smart Balance, Inc..................................... 275,534    3,278,855
   Snyders-Lance, Inc..................................... 219,015    5,549,840
   Spartan Stores, Inc.................................... 109,462    1,571,874
  *Spectrum Brands Holdings, Inc.......................... 117,302    5,336,068
   Stephan Co. (The)......................................   3,400        7,208
  #SUPERVALU, Inc......................................... 405,138    1,259,979
  *Susser Holdings Corp...................................  97,865    3,517,268
  *Tofutti Brands, Inc....................................  19,440       29,354
  #Tootsie Roll Industries, Inc........................... 121,021    3,225,210
  *TreeHouse Foods, Inc................................... 123,045    6,589,060
 #*United Natural Foods, Inc.............................. 164,064    8,734,767
  #United-Guardian, Inc...................................  19,179      338,126
  #Universal Corp......................................... 105,754    5,241,168
 #*USANA Health Sciences, Inc.............................  65,335    2,818,552
  #Vector Group, Ltd...................................... 169,341    2,787,353
   Village Super Market, Inc. Class A.....................  32,256    1,182,828
   WD-40 Co...............................................  66,267    3,171,539
   Weis Markets, Inc...................................... 106,838    4,397,452
                                                                   ------------
Total Consumer Staples....................................          202,279,186
                                                                   ------------
Energy -- (3.8%)
 #*Abraxas Petroleum Corp................................. 111,700      231,219
   Adams Resources & Energy, Inc..........................  18,183      553,127
   Alon USA Energy, Inc................................... 171,056    2,245,965
 #*Approach Resources, Inc................................ 138,132    3,402,191
  *Barnwell Industries, Inc...............................  32,713      109,261
 #*Basic Energy Services, Inc............................. 172,220    1,789,366
  #Berry Petroleum Co. Class A............................  22,468      865,243
 #*Bill Barrett Corp...................................... 202,144    4,631,119
 #*BioFuel Energy Corp....................................   7,735       45,791
  *Black Ridge Oil and Gas, Inc...........................   8,404        3,782
   Bolt Technology Corp...................................  37,930      546,192
  *BPZ Resources, Inc..................................... 456,875    1,315,800
   Bristow Group, Inc..................................... 156,828    7,828,854
 #*C&J Energy Services, Inc...............................  43,699      846,887
  *Cal Dive International, Inc............................ 364,422      459,172
  *Callon Petroleum Co.................................... 165,998      949,509
  #CARBO Ceramics, Inc....................................   8,475      626,726
 #*Carrizo Oil & Gas, Inc................................. 180,707    4,846,562
  *Clayton Williams Energy, Inc...........................  47,899    2,028,523
 #*Clean Energy Fuels Corp................................ 409,703    4,691,099
  *Cloud Peak Energy, Inc................................. 280,801    5,924,901
  *Comstock Resources, Inc................................ 196,351    3,361,529

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Energy -- (Continued)
  *Contango Oil & Gas Co....................................  68,764 $3,380,438
  *Crimson Exploration, Inc................................. 161,220    583,616
   Crosstex Energy, Inc..................................... 212,472  2,906,617
  *Dawson Geophysical Co....................................  33,345    796,612
  #Delek US Holdings, Inc................................... 164,742  4,242,107
  #DHT Holdings, Inc........................................  28,917    122,030
  *Double Eagle Petroleum Co................................  38,812    194,448
  *Emerald Oil, Inc.........................................   1,892     10,216
 #*Endeavour International Corp............................. 110,150    799,689
  *ENGlobal Corp............................................  92,274     37,851
 #*EPL Oil & Gas, Inc....................................... 165,565  3,582,827
 #*Evolution Petroleum Corp.................................  28,839    236,480
  #EXCO Resources, Inc...................................... 935,570  7,578,117
 #*Exterran Holdings, Inc................................... 298,164  5,957,317
  *FieldPoint Petroleum Corp................................  31,986    134,981
 #*Forest Oil Corp.......................................... 204,926  1,553,339
  *FX Energy, Inc...........................................  79,941    386,115
  *Geokinetics, Inc.........................................  24,270      5,825
  *Geospace Technologies Corp...............................  51,810  3,353,661
  *Gevo, Inc................................................  16,201     32,726
  *Global Geophysical Services, Inc......................... 221,744  1,024,457
 #*GMX Resources, Inc....................................... 205,740    100,360
 #*Green Plains Renewable Energy, Inc....................... 131,629  1,017,492
   Gulf Island Fabrication, Inc.............................  57,105  1,355,102
  *Gulfmark Offshore, Inc. Class A.......................... 105,315  3,403,781
 #*Gulfport Energy Corp..................................... 243,443  8,077,439
 #*Halcon Resources Corp.................................... 205,908  1,332,225
 #*Harvest Natural Resources, Inc........................... 168,632  1,472,157
 #*Heckmann Corp............................................ 587,425  2,055,988
  *Helix Energy Solutions Group, Inc........................ 484,015  8,368,619
  *Hercules Offshore, Inc................................... 635,525  3,025,099
 .*HKN, Inc.................................................  94,400    185,968
 #*Hornbeck Offshore Services, Inc.......................... 166,822  5,778,714
 #*Houston American Energy Corp.............................  59,887     38,328
 #*ION Geophysical Corp..................................... 952,274  6,151,690
 #*James River Coal Co...................................... 114,145    571,866
  *Key Energy Services, Inc................................. 605,430  3,959,512
 #*Lucas Energy, Inc........................................  78,003    132,605
  #Lufkin Industries, Inc...................................  78,096  3,905,581
 #*Magnum Hunter Resources Corp............................. 225,564    861,654
  *Matrix Service Co........................................ 117,774  1,235,449
 #*McMoran Exploration Co................................... 239,762  2,860,361
  *Mexco Energy Corp........................................   6,572     38,775
 #*Miller Energy Resources, Inc.............................     789      3,566
  *Mitcham Industries, Inc..................................  54,852    743,245
  *Natural Gas Services Group, Inc..........................  46,755    741,534
  *Newpark Resources, Inc................................... 386,367  2,623,432
  #Nordic American Tankers, Ltd.............................   3,153     26,485
 #*Northern Oil & Gas, Inc.................................. 153,417  2,325,802
  #Overseas Shipholding Group, Inc.......................... 100,481    112,539
   Panhandle Oil & Gas, Inc. Class A........................  25,309    685,368
  *Parker Drilling Co....................................... 456,033  1,974,623
  *PDC Energy, Inc..........................................  99,952  3,025,547
   Penn Virginia Corp....................................... 203,173    918,342
  *PetroQuest Energy, Inc................................... 246,432  1,503,235
  *PHI, Inc. Non-Voting.....................................  42,981  1,344,875
  *PHI, Inc. Voting.........................................   4,419    132,349
  *Pioneer Energy Services Corp............................. 235,080  1,551,528
  *PostRock Energy Corp.....................................  23,314     38,235
  *Pyramid Oil Co...........................................  17,796     73,497
  *Rentech, Inc............................................. 289,990    748,174

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Energy -- (Continued)
  *REX American Resources Corp............................  21,400 $    376,854
 #*Rex Energy Corp........................................ 240,718    3,187,106
  *RigNet, Inc............................................   1,436       26,667
  *Rosetta Resources, Inc.................................   5,636      259,481
 #*Royale Energy, Inc.....................................  10,018       28,251
  *Saratoga Resources, Inc................................     548        2,718
  *SEACOR Holdings, Inc...................................  50,123    4,396,288
  *SemGroup Corp. Class A.................................  64,216    2,481,306
  #Ship Finance International, Ltd........................ 360,030    5,537,261
  *Steel Excel, Inc.......................................  32,698      801,101
  *Stone Energy Corp...................................... 195,884    4,620,904
  *Swift Energy Co........................................ 151,326    2,528,657
  *Synergy Resources Corp.................................   9,130       38,802
 #*Syntroleum Corp........................................ 120,790       76,098
  #Targa Resources Corp...................................  64,332    3,276,429
   Teekay Corp............................................  75,857    2,321,983
  *Tesco Corp.............................................  31,974      281,691
  *TETRA Technologies, Inc................................ 320,832    1,716,451
  *TGC Industries, Inc....................................  89,143      656,092
 #*Triangle Petroleum Corp................................  58,917      376,480
  *U.S. Energy Corp.......................................  10,000       18,300
  *Union Drilling, Inc.................................... 100,724      653,699
 #*Uranium Energy Corp....................................  40,152       94,759
 #*USEC, Inc.............................................. 380,563      257,070
  *VAALCO Energy, Inc..................................... 270,796    2,212,403
 #*Verenium Corp..........................................   8,907       21,911
  #W&T Offshore, Inc...................................... 289,956    4,914,754
  *Warren Resources, Inc.................................. 271,650      774,202
  #Western Refining, Inc.................................. 371,375    9,236,096
  *Westmoreland Coal Co...................................  22,177      227,980
  *Willbros Group, Inc.................................... 220,838    1,128,482
 #*ZaZa Energy Corp.......................................   5,218        7,566
 #*Zion Oil & Gas, Inc....................................   9,773       18,471
                                                                   ------------
Total Energy..............................................          211,279,741
                                                                   ------------
Financials -- (13.5%)
  *1st Constitution Bancorp...............................   1,859       16,657
   1st Source Corp........................................  99,426    2,208,251
  *1st United Bancorp, Inc................................  48,835      293,498
   Access National Corp...................................  29,332      386,889
  *Alexander & Baldwin, Inc............................... 175,995    5,091,535
   Alliance Bancorp, Inc. of Pennsylvania.................   3,510       43,542
   Alliance Financial Corp................................  16,014      725,114
  *Altisource Portfolio Solutions SA...................... 106,753   12,116,466
   Ameriana Bancorp.......................................   2,912       19,248
  *American Capital, Ltd.................................. 659,244    7,772,487
  #American Equity Investment Life Holding Co............. 287,739    3,311,876
  *American Independence Corp.............................   7,700       38,346
   American National Bankshares, Inc......................  23,894      501,535
   American National Insurance Co.........................       5          365
  *American River Bankshares..............................   7,326       54,066
  *American Safety Insurance Holdings, Ltd................  39,733      669,898
  *American Spectrum Realty, Inc..........................   3,652       13,732
 #*Ameris Bancorp.........................................  92,211      983,891
  *AMERISAFE, Inc.........................................  78,310    2,055,638
  *AmeriServ Financial, Inc............................... 278,158      815,003
  #AmTrust Financial Services, Inc........................ 300,799    7,279,336
  *Anchor Bancorp Wisconsin, Inc..........................   2,600          962
   Argo Group International Holdings, Ltd................. 123,606    4,252,046
  #Arrow Financial Corp...................................  43,971    1,072,892
   Artio Global Investors, Inc............................  50,058      119,138

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares     Value+
                                                           --------- ----------
Financials -- (Continued)
   ASB Financial Corp.....................................       900 $   11,700
   Aspen Insurance Holdings, Ltd..........................   108,751  3,518,095
   Associated Banc-Corp...................................   142,104  1,831,721
  #Astoria Financial Corp.................................   373,213  3,743,326
   Atlantic American Corp.................................    20,640     60,269
  *Atlantic Coast Financial Corp..........................       143        287
  #Auburn National Bancorporation, Inc....................     2,786     64,162
  *AV Homes, Inc..........................................    45,108    663,088
  #Baldwin & Lyons, Inc. Class A..........................     1,471     34,863
   Baldwin & Lyons, Inc. Class B..........................    29,849    726,823
   Bancfirst Corp.........................................    50,526  2,221,123
  *Bancorp, Inc. (The)....................................   133,214  1,514,643
   BancorpSouth, Inc......................................   420,950  5,956,443
  *BancTrust Financial Group, Inc.........................    33,039     93,831
   Bank Mutual Corp.......................................   125,130    564,336
   Bank of Commerce Holdings..............................     4,992     22,863
  #Bank of Hawaii Corp....................................    65,262  2,881,970
   Bank of Kentucky Financial Corp........................     3,533     88,820
  #Bank of the Ozarks, Inc................................   149,167  4,883,728
   BankFinancial Corp.....................................    75,127    603,270
   Banner Corp............................................    81,913  2,374,658
   Bar Harbor Bankshares..................................    12,753    452,221
  *BBCN Bancorp, Inc......................................   355,622  4,242,570
 #*BBX Capital Corp. Class A..............................    60,353    394,709
  #BCB Bancorp, Inc.......................................    18,073    181,995
  *BCSB Bancorp, Inc......................................     1,710     23,872
  *Beneficial Mutual Bancorp, Inc.........................   269,963  2,559,249
  *Berkshire Bancorp, Inc.................................    10,144     84,398
  #Berkshire Hills Bancorp, Inc...........................    88,047  2,067,347
  *BFC Financial Corp. Class A............................    48,033     37,946
   BGC Partners, Inc. Class A.............................    22,876    107,060
  *BNCCORP, Inc...........................................     3,900     28,568
  *BofI Holding, Inc......................................    43,589  1,225,723
   Boston Private Financial Holdings, Inc.................   363,046  3,347,284
   Bridge Bancorp, Inc....................................     8,125    162,500
  *Bridge Capital Holdings................................     3,703     55,360
   Brookline Bancorp, Inc.................................   326,080  2,765,158
   Bryn Mawr Bank Corp....................................    51,338  1,162,292
  #C&F Financial Corp.....................................       966     37,916
   Calamos Asset Management, Inc. Class A.................    93,080  1,005,264
  #California First National Bancorp......................    14,701    268,587
  *Camco Financial Corp...................................     9,661     17,873
   Camden National Corp...................................    31,481  1,098,687
  *Cape Bancorp, Inc......................................     6,168     54,648
  *Capital Bank Financial Corp. Class A...................     7,002    122,745
 #*Capital City Bank Group, Inc...........................    48,603    493,320
   Capital Properties, Inc. Class A.......................     1,300     12,025
  .Capital Properties, Inc. Class B.......................     1,300         --
  #Capital Southwest Corp.................................     6,465    696,604
   CapitalSource, Inc..................................... 1,099,889  8,700,122
   Capitol Federal Financial, Inc.........................   634,567  7,557,693
   Cardinal Financial Corp................................   131,595  2,101,572
  #Cash America International, Inc........................   131,970  5,158,707
   Cathay General Bancorp.................................   442,216  7,822,801
  #Center Bancorp, Inc....................................    41,803    476,136
   Centerstate Banks, Inc.................................    64,052    555,331
   Central Bancorp, Inc...................................     3,271    102,153
  *Central Pacific Financial Corp.........................    18,859    271,004
   Century Bancorp, Inc. Class A..........................     5,255    171,891
   CFS Bancorp, Inc.......................................   176,125  1,012,719
  #Charter Financial Corp.................................    22,369    218,545

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Chemical Financial Corp.................................. 114,664 $2,696,897
  *Chicopee Bancorp, Inc....................................   9,906    148,491
  *Citizens Community Bancorp, Inc..........................   1,592      8,852
  *Citizens First Corp......................................     400      3,430
   Citizens Holding Co......................................   2,717     50,862
  *Citizens Republic Bancorp, Inc...........................  19,044    345,458
 #*Citizens, Inc............................................ 188,267  1,918,441
  #City Holding Co..........................................  64,900  2,279,288
  #CKX Lands, Inc...........................................   5,107     69,149
   Clifton Savings Bancorp, Inc.............................  47,202    522,054
   CNB Financial Corp.......................................  17,955    308,467
  #CNO Financial Group, Inc................................. 978,475  9,373,791
   CoBiz Financial, Inc..................................... 134,388    958,186
   Codorus Valley Bancorp, Inc..............................   2,265     34,652
  #Cohen & Steers, Inc......................................  77,424  2,167,098
 #*Colonial Financial Services, Inc.........................     728      9,682
 #*Colony Bankcorp, Inc.....................................  10,672     38,953
   Columbia Banking System, Inc............................. 178,725  3,165,220
   Commercial National Financial Corp.......................   3,979     83,758
  #Community Bank System, Inc............................... 174,559  4,816,083
   Community Trust Bancorp, Inc.............................  62,749  2,128,446
 #*Community West Bancshares................................   6,650     18,421
 #*CompuCredit Holdings Corp................................  73,372    281,015
  #Consolidated-Tokoma Land Co..............................  13,049    428,268
  *Cowen Group, Inc. Class A................................ 245,195    622,795
   Crawford & Co. Class A...................................  95,078    414,540
   Crawford & Co. Class B...................................  57,452    316,561
  *Credit Acceptance Corp...................................  59,060  4,822,249
  #CVB Financial Corp....................................... 482,016  5,215,413
  *DFC Global Corp.......................................... 202,381  3,410,120
   Diamond Hill Investment Group, Inc.......................     985     75,825
   Dime Community Bancshares, Inc........................... 155,924  2,260,898
   Donegal Group, Inc. Class A..............................  60,921    789,536
   Donegal Group, Inc. Class B..............................   5,267     94,938
  *Doral Financial Corp.....................................  86,089     81,776
   Duff & Phelps Corp....................................... 232,313  2,887,651
   Eagle Bancorp Montana, Inc...............................     225      2,419
   Eastern Insurance Holdings, Inc..........................  25,294    425,445
  *Eastern Virginia Bankshares, Inc.........................     500      2,560
   ECB Bancorp, Inc.........................................   1,296     19,012
  *eHealth, Inc.............................................  88,552  1,921,578
   EMC Insurance Group, Inc.................................  37,461    838,377
   Employers Holdings, Inc.................................. 145,439  2,654,262
   Endurance Specialty Holdings, Ltd........................ 189,953  7,702,594
  *Enstar Group, Ltd........................................  41,159  4,115,900
  #Enterprise Bancorp, Inc..................................  10,055    171,639
   Enterprise Financial Services Corp.......................  59,047    826,658
   Epoch Holding Corp.......................................  56,563  1,239,861
   ESB Financial Corp.......................................  52,054    702,208
   ESSA Bancorp, Inc........................................  44,387    447,421
   Evans Bancorp, Inc.......................................   3,162     51,066
  #Evercore Partners, Inc. Class A.......................... 131,109  3,657,941
  *EZCORP, Inc. Class A..................................... 189,272  3,721,088
  *Farmers Capital Bank Corp................................   9,226    110,158
   FBL Financial Group, Inc. Class A........................ 112,288  3,832,389
   Federal Agricultural Mortgage Corp. Class A..............   2,089     48,444
   Federal Agricultural Mortgage Corp. Class C..............  53,973  1,520,419
  *Federated National Holding Co............................  28,865    180,406
   Fidelity Bancorp, Inc....................................   1,096     24,211
   Fidelity Southern Corp...................................  15,568    152,412
   Financial Institutions, Inc..............................  49,613    944,632

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *First Acceptance Corp....................................  13,967 $   16,900
   First Advantage Bancorp..................................   2,847     37,096
   First American Financial Corp............................ 248,670  5,657,243
  #First Bancorp............................................  50,446    527,161
 #*First BanCorp............................................  18,377     77,918
   First Bancorp, Inc.......................................  32,161    530,013
  *First Bancshares, Inc....................................   1,345      7,566
  #First Bancshares, Inc. (The).............................     921      9,671
  *First Bank of Delaware...................................   6,667      7,400
   First Busey Corp......................................... 260,722  1,230,608
   First Business Financial Services, Inc...................   2,089     51,473
  *First California Financial Group, Inc....................  14,468     97,659
  *First Cash Financial Services, Inc....................... 136,080  6,077,333
   First Citizens BancShares, Inc. Class A..................  12,599  2,126,081
   First Commonwealth Financial Corp........................ 424,896  2,783,069
   First Community Bancshares, Inc..........................  60,303    903,339
  #First Connecticut Bancorp, Inc...........................     500      6,845
   First Defiance Financial Corp............................  39,105    692,159
 #*First Federal Bancshares of Arkansas, Inc................  11,406    114,630
  *First Federal of Northern Michigan Bancorp, Inc..........  32,874    155,165
   First Financial Bancorp.................................. 260,603  4,091,467
  #First Financial Bankshares, Inc.......................... 131,049  4,747,905
   First Financial Corp.....................................  54,097  1,654,827
   First Financial Holdings, Inc............................  54,240    764,784
  *First Financial Northwest, Inc...........................  44,269    349,725
 #*First Financial Service Corp.............................   5,202     13,785
   First Interstate BancSystem, Inc.........................  23,549    353,941
  *First Investors Financial Services Group, Inc............   5,300     73,140
   First M&F Corp...........................................  10,824     91,463
  *First Marblehead Corp. (The)............................. 129,350    121,589
   First Merchants Corp..................................... 119,051  1,751,240
   First Midwest Bancorp, Inc............................... 282,780  3,497,989
  #First Pactrust Bancorp, Inc..............................  24,783    291,448
  *First Place Financial Corp............................... 151,301     10,440
 #*First South Bancorp, Inc.................................  20,886    112,784
 #*First United Corp........................................   9,289     64,094
   First West Virginia Bancorp..............................      61      1,016
   Firstbank Corp...........................................  10,400    115,440
  *FirstCity Financial Corp.................................  34,829    281,767
  #FirstMerit Corp.......................................... 438,950  6,083,847
 #*Flagstar Bancorp, Inc....................................  12,600    173,880
   Flagstone Reinsurance Holdings SA........................ 255,700  2,260,388
   Flushing Financial Corp.................................. 129,682  2,016,555
   FNB Corp................................................. 606,545  6,508,228
 #*FNB United Corp..........................................     214      2,562
  *Forestar Group, Inc...................................... 134,548  2,154,113
   Fox Chase Bancorp, Inc...................................  44,555    693,276
  *Franklin Financial Corp..................................     101      1,740
  #Fulton Financial Corp.................................... 894,731  8,696,785
  #FXCM, Inc................................................  87,959    791,631
   GAINSCO, Inc.............................................     220      3,751
   GAMCO Investors, Inc. Class A............................  20,868  1,022,532
  #German American Bancorp, Inc.............................  30,368    684,798
   GFI Group, Inc........................................... 436,166  1,378,285
  #Glacier Bancorp, Inc..................................... 321,921  4,667,854
  *Gleacher & Co., Inc...................................... 266,821    186,775
  *Global Indemnity P.L.C...................................  60,537  1,342,711
   Gouverneur Bancorp, Inc..................................   1,695     15,679
   Great Southern Bancorp, Inc..............................  44,771  1,270,153
 #*Green Dot Corp. Class A..................................  60,375    615,221
  #Greenhill & Co., Inc.....................................  86,132  4,110,219

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *Greenlight Capital Re, Ltd. Class A...................... 140,802 $3,597,491
  *Guaranty Bancorp......................................... 185,106    338,744
 #*Guaranty Federal Bancshares, Inc.........................   2,800     19,880
  *Hallmark Financial Services, Inc.........................  67,422    514,430
   Hampden Bancorp, Inc.....................................   2,924     37,866
  *Hampton Roads Bankshares, Inc............................   3,123      3,779
  *Hanmi Financial Corp.....................................  91,395  1,134,212
   Hanover Insurance Group, Inc. (The)......................  57,295  2,068,922
   Harleysville Savings Financial Corp......................   1,615     27,439
  *Harris & Harris Group, Inc............................... 113,497    389,295
   Hawthorn Bancshares, Inc.................................     699      6,116
   Heartland Financial USA, Inc.............................  49,831  1,430,150
  *Heritage Commerce Corp...................................  46,358    305,499
   Heritage Financial Corp..................................  36,330    502,444
   Heritage Financial Group, Inc............................   7,167     95,894
   HF Financial Corp........................................   8,198    104,770
  *HFF, Inc. Class A........................................ 162,949  2,269,880
  *Hilltop Holdings, Inc.................................... 216,231  2,938,579
   Hingham Institution for Savings..........................   4,073    276,760
  *HMN Financial, Inc.......................................  31,110    103,907
  *Home Bancorp, Inc........................................     810     15,317
   Home BancShares, Inc..................................... 111,296  3,855,293
   Home Federal Bancorp, Inc................................  47,652    544,186
  #Homeowners Choice, Inc...................................  43,374    962,903
  #HopFed Bancorp, Inc......................................   7,872     61,795
   Horace Mann Educators Corp............................... 180,130  3,460,297
  #Horizon Bancorp..........................................   3,157     91,553
   Hudson Valley Holding Corp...............................  28,295    455,832
   IBERIABANK Corp.......................................... 123,967  6,172,317
  *ICG Group, Inc........................................... 164,018  1,718,909
   Independence Holding Co..................................  76,440    668,086
  #Independent Bank Corp. (453836108).......................  88,657  2,616,268
 #*Independent Bank Corp. (453838609).......................  28,411     97,734
   Infinity Property & Casualty Corp........................  47,846  2,732,485
   Interactive Brokers Group, Inc. Class A.................. 202,238  2,881,892
  *InterGroup Corp. (The)...................................   1,860     41,273
   International Bancshares Corp............................ 250,682  4,549,878
  *Intervest Bancshares Corp. Class A.......................  14,332     59,478
 #*INTL. FCStone, Inc.......................................  69,199  1,282,257
  *Investment Technology Group, Inc......................... 141,126  1,191,103
 #*Investors Bancorp, Inc................................... 504,558  9,076,998
  *Investors Capital Holdings, Ltd..........................     615      2,251
  #Investors Title Co.......................................   5,458    358,045
  *Jacksonville Bancorp, Inc................................   1,615      1,373
   Janus Capital Group, Inc................................. 314,384  2,672,264
  *Jefferson Bancshares, Inc................................     427      1,264
   JMP Group, Inc...........................................  74,354    411,921
   Kaiser Federal Financial Group, Inc......................  17,616    271,815
  #KBW, Inc................................................. 146,612  2,382,445
   Kearny Financial Corp.................................... 155,285  1,467,443
   Kemper Corp.............................................. 244,080  7,566,480
   Kennedy-Wilson Holdings, Inc.............................  93,749  1,331,236
   Kentucky First Federal Bancorp...........................  11,174     91,627
  *Knight Capital Group, Inc. Class A....................... 416,569  1,095,576
   Lake Shore Bancorp, Inc..................................     537      5,628
   Lakeland Bancorp, Inc.................................... 131,252  1,303,332
   Lakeland Financial Corp..................................  64,348  1,717,448
   Landmark Bancorp, Inc....................................   4,029     82,594
  #Life Partners Holdings, Inc..............................  59,461    151,031
   LNB Bancorp, Inc.........................................  32,149    191,930
 #*Louisiana Bancorp, Inc...................................   1,387     22,705

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
  *LSB Financial Corp......................................     291 $     5,747
  *Macatawa Bank Corp...................................... 111,866     345,666
 #*Magyar Bancorp, Inc.....................................   1,800       8,712
   Maiden Holdings, Ltd.................................... 210,298   1,777,018
   MainSource Financial Group, Inc.........................  71,550     895,806
 #*Malvern Bancorp, Inc....................................   2,604      27,993
  #MarketAxess Holdings, Inc............................... 145,068   4,531,924
   Marlin Business Services Corp...........................  40,794     921,536
  *Maui Land & Pineapple Co., Inc..........................  16,899      37,178
  #Mayflower Bancorp, Inc..................................   2,666      24,074
 #*Mays (J.W.), Inc........................................     200       4,980
   MB Financial, Inc....................................... 233,787   4,736,525
 #*MBIA, Inc............................................... 804,146   7,961,045
 #*MBT Financial Corp......................................  12,507      36,020
   MCG Capital Corp........................................ 336,744   1,569,227
   Meadowbrook Insurance Group, Inc........................ 181,899   1,022,272
   Medallion Financial Corp................................  89,412   1,118,544
  *Mercantile Bank Corp....................................  17,159     283,638
   Merchants Bancshares, Inc...............................  27,552     806,723
   Mercury General Corp....................................   9,564     387,629
  *Meridian Interstate Bancorp, Inc........................  30,250     510,922
   Meta Financial Group, Inc...............................  10,434     247,912
  *Metro Bancorp, Inc......................................  84,977   1,103,001
 #*MetroCorp Bancshares, Inc...............................  19,897     201,756
 #*MGIC Investment Corp.................................... 675,535   1,161,920
   MicroFinancial, Inc.....................................  38,106     300,275
   Mid Penn Bancorp, Inc...................................   2,649      27,020
  #MidSouth Bancorp, Inc...................................  17,719     274,644
   MidWestOne Financial Group, Inc.........................     741      14,968
   Montpelier Re Holdings, Ltd............................. 263,090   6,016,868
  #MSB Financial Corp......................................   1,000       6,320
   MutualFirst Financial, Inc..............................  10,911     132,678
  *National Financial Partners Corp........................ 169,949   3,118,564
   National Interstate Corp................................  48,685   1,263,376
   National Penn Bancshares, Inc........................... 680,695   6,078,606
   National Western Life Insurance Co. Class A.............   4,334     608,364
   Naugatuck Valley Financial Corp.........................   1,596      11,858
  *Navigators Group, Inc. (The)............................  61,397   3,258,953
   NBT Bancorp, Inc........................................ 144,276   3,068,751
   Nelnet, Inc. Class A.................................... 148,670   3,629,035
 #*Netspend Holdings, Inc..................................  37,191     398,316
  *New Century Bancorp, Inc................................   2,400      12,840
   New England Bancshares, Inc.............................   3,079      44,430
   New Hampshire Thrift Bancshares, Inc....................   8,785     115,786
  *NewBridge Bancorp.......................................  23,166      99,845
  *Newport Bancorp, Inc....................................   3,732      62,343
  *NewStar Financial, Inc.................................. 183,769   2,297,112
   Nicholas Financial, Inc.................................   4,051      52,704
  *North Valley Bancorp....................................     377       5,248
   Northeast Bancorp.......................................     493       4,698
   Northeast Community Bancorp, Inc........................  11,679      63,300
  #Northfield Bancorp, Inc................................. 112,784   1,831,612
   Northrim Bancorp, Inc...................................  15,577     350,950
   Northway Financial, Inc.................................   5,028      61,744
   Northwest Bancshares, Inc............................... 450,303   5,358,606
   Norwood Financial Corp..................................   1,785      56,674
   Ocean Shore Holding Co..................................   3,443      45,757
   OceanFirst Financial Corp...............................  77,043   1,073,979
  *Ocwen Financial Corp.................................... 457,639  17,651,136
   Ohio Valley Banc Corp...................................   6,595     124,481
  #Old National Bancorp.................................... 429,431   5,269,118

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *Old Second Bancorp, Inc..................................  46,326 $   64,856
  *OmniAmerican Bancorp, Inc................................  52,612  1,204,289
   OneBeacon Insurance Group, Ltd. Class A..................  94,455  1,275,143
   Oppenheimer Holdings, Inc. Class A.......................  23,277    378,950
   Oriental Financial Group, Inc............................ 155,746  1,834,688
   Oritani Financial Corp................................... 227,268  3,472,655
   Osage Bancshares, Inc....................................   2,300     25,185
  *Pacific Capital Bancorp..................................  30,989  1,422,705
   Pacific Continental Corp.................................  68,126    632,891
  *Pacific Mercantile Bancorp...............................   6,905     49,509
  *Pacific Premier Bancorp, Inc.............................   8,622     96,739
   PacWest Bancorp.......................................... 167,928  3,778,380
  #Park National Corp.......................................  63,217  4,207,091
  *Park Sterling Corp.......................................  14,429     72,145
  *Patriot National Bancorp.................................   3,100      4,712
   Peapack-Gladstone Financial Corp.........................  34,320    531,617
  #Penns Woods Bancorp, Inc.................................  16,245    658,410
   Peoples Bancorp..........................................     555     10,767
   Peoples Bancorp of North Carolina........................   3,975     39,750
   Peoples Bancorp, Inc.....................................  32,086    683,432
 #*PHH Corp................................................. 260,576  5,422,587
  *Phoenix Cos, Inc. (The)..................................  17,230    519,312
  *PICO Holdings, Inc....................................... 100,572  2,226,664
   Pinnacle Bancshares, Inc.................................      35        398
  *Pinnacle Financial Partners, Inc......................... 159,460  3,117,443
  *Piper Jaffray Cos., Inc..................................  66,404  1,782,947
   Platinum Underwriters Holdings, Ltd...................... 152,382  6,765,761
  *Popular, Inc.............................................   5,198    100,477
  *Porter Bancorp, Inc......................................   9,708     14,174
  *Preferred Bank...........................................   6,480     92,081
   Premier Financial Bancorp, Inc...........................   9,271     88,723
   Presidential Life Corp...................................  97,927  1,369,019
   Primerica, Inc........................................... 183,615  5,188,960
  *Primus Guaranty, Ltd.....................................  52,225    436,079
 #*Princeton National Bancorp, Inc..........................   5,131        718
   PrivateBancorp, Inc...................................... 300,383  4,854,189
  #ProAssurance Corp........................................     608     54,355
  #Prosperity Bancshares, Inc............................... 195,425  8,180,490
   Protective Life Corp..................................... 130,443  3,561,094
   Provident Financial Holdings, Inc........................  31,333    462,788
   Provident Financial Services, Inc........................ 270,851  4,062,765
   Provident New York Bancorp............................... 157,312  1,436,259
  *Prudential Bancorp, Inc. of Pennsylvania.................   8,148     53,777
  #Pulaski Financial Corp...................................  39,714    339,952
   Pzena Investment Management, Inc. Class A................  29,476    166,245
   QC Holdings, Inc.........................................  67,835    229,282
  #Radian Group, Inc........................................ 466,486  2,187,819
   Renasant Corp............................................  88,554  1,630,279
   Republic Bancorp, Inc. Class A...........................  74,766  1,616,441
  *Republic First Bancorp, Inc..............................  21,386     45,552
   Resource America, Inc. Class A...........................  66,654    450,581
  *Riverview Bancorp, Inc...................................  37,965     62,642
  #RLI Corp.................................................  92,420  6,301,196
   Rockville Financial, Inc................................. 100,669  1,337,891
   Roma Financial Corp......................................  64,952    572,227
  *Royal Bancshares of Pennsylvania, Inc. Class A...........   8,295     16,590
  *Rurban Financial Corp....................................     790      5,688
  #S&T Bancorp, Inc......................................... 140,133  2,462,137
  #S.Y. Bancorp, Inc........................................  49,419  1,165,300
  *Safeguard Scientifics, Inc...............................  88,305  1,399,634
   Safety Insurance Group, Inc..............................  59,369  2,751,753

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Salisbury Bancorp, Inc...................................   2,458 $   62,851
   Sandy Spring Bancorp, Inc................................  95,445  1,824,908
  *Savannah Bancorp, Inc. (The).............................   1,200     11,640
   SCBT Financial Corp......................................  58,730  2,330,406
   SeaBright Holdings, Inc..................................  84,222    923,915
  *Seacoast Banking Corp. of Florida........................  92,561    148,098
  #Selective Insurance Group, Inc........................... 235,788  4,359,720
   Shore Bancshares, Inc....................................  16,489     93,163
   SI Financial Group, Inc..................................   5,705     62,755
   Sierra Bancorp...........................................  35,275    396,844
   Simmons First National Corp. Class A.....................  70,035  1,743,171
  #Somerset Hills Bancorp...................................     636      5,387
   South Street Financial Corp..............................     400      2,000
  *Southcoast Financial Corp................................      10         47
  *Southern Connecticut Bancorp, Inc........................   3,600      3,924
 #*Southern First Bancshares, Inc...........................   2,761     27,334
   Southern Missouri Bancorp, Inc...........................   1,107     26,845
   Southern National Bancorp of Virginia, Inc...............     493      4,013
  #Southside Bancshares, Inc................................  67,586  1,379,440
  *Southwest Bancorp, Inc...................................  68,675    741,003
   Southwest Georgia Financial Corp.........................   1,844     16,559
 #*St. Joe Co. (The)........................................ 148,787  2,945,983
  #StanCorp Financial Group, Inc............................  72,541  2,491,783
   State Auto Financial Corp................................ 124,010  2,001,521
   StellarOne Corp..........................................  81,660  1,120,375
   Sterling Bancorp......................................... 120,432  1,150,126
  #Sterling Financial Corp..................................   1,668     35,462
  #Stewart Information Services Corp........................  77,792  1,814,109
 #*Stifel Financial Corp.................................... 236,821  7,507,226
  *Stratus Properties, Inc..................................  26,622    244,922
 #*Suffolk Bancorp..........................................  27,036    406,081
   Summit State Bank........................................     195      1,381
  *Sun Bancorp, Inc......................................... 235,342    727,207
   Susquehanna Bancshares, Inc.............................. 745,406  7,729,863
  *Sussex Bancorp...........................................   7,518     44,732
  *SVB Financial Group......................................  33,756  1,910,252
  *SWS Group, Inc...........................................  72,807    414,272
   Symetra Financial Corp................................... 148,913  1,779,510
   Synovus Financial Corp................................... 158,457    388,220
 #*Taylor Capital Group, Inc................................  59,822  1,117,475
  #TCF Financial Corp....................................... 329,031  3,764,115
   Teche Holding Co.........................................   5,917    237,153
  *Tejon Ranch Co........................................... 130,526  3,907,948
   Territorial Bancorp, Inc.................................  39,716    897,582
  #Teton Advisors, Inc. Class A.............................     311      4,370
 #*Texas Capital Bancshares, Inc............................ 184,544  8,760,304
   TF Financial Corp........................................   7,379    165,290
   Thomas Properties Group, Inc............................. 225,505  1,204,197
  *Timberland Bancorp, Inc..................................  76,238    472,676
   Tompkins Financial Corp..................................  36,140  1,462,947
   Tower Financial Corp.....................................   3,098     36,711
   Tower Group, Inc......................................... 156,611  2,822,130
  #TowneBank................................................  91,757  1,428,656
  *Tree.com, Inc............................................  31,319    452,560
  #TriCo Bancshares.........................................  48,791    819,689
   TrustCo Bank Corp........................................ 386,513  2,156,743
  #Trustmark Corp........................................... 289,415  6,792,570
  #UMB Financial Corp....................................... 172,226  7,669,224
   Umpqua Holdings Corp..................................... 494,323  5,976,365
   Unico American Corp......................................  11,600    132,124
   Union Bankshares, Inc....................................   2,252     44,139

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Financials -- (Continued)
   Union First Market Bankshares Corp.....................  84,198 $  1,321,909
  *United Bancshares, Inc. (909458101)....................     900        8,532
  #United Bancshares, Inc. (909907107).................... 223,579    5,327,888
  *United Community Banks, Inc............................  65,242      567,605
  *United Community Financial Corp........................ 474,889    1,809,327
   United Financial Bancorp, Inc..........................  61,577      946,438
   United Fire Group, Inc................................. 108,670    2,583,086
 #*United Security Bancshares.............................  26,664       79,993
  *Unity Bancorp, Inc.....................................   8,514       51,935
   Universal Insurance Holdings, Inc...................... 158,468      625,949
   Univest Corp. of Pennsylvania..........................  60,467    1,023,102
  #Valley National Bancorp................................  53,192      518,090
   ViewPoint Financial Group, Inc......................... 172,052    3,578,682
  *Virginia Commerce Bancorp, Inc......................... 112,621    1,031,608
  *Virtus Investment Partners, Inc........................  31,188    2,994,048
  #VSB Bancorp, Inc.......................................   1,037       11,028
  *Walker & Dunlop, Inc...................................   5,083       84,429
  #Washington Banking Co..................................  57,811      790,276
   Washington Federal, Inc................................ 404,630    6,789,691
  #Washington Trust Bancorp, Inc..........................  66,095    1,783,904
  *Waterstone Financial, Inc..............................  16,337       88,220
  #Wayne Savings Bancshares, Inc..........................   2,043       18,387
  #Webster Financial Corp................................. 375,751    8,266,522
  #WesBanco, Inc.......................................... 101,835    2,240,370
   West Bancorporation, Inc...............................  60,945      664,910
  *West Coast Bancorp.....................................  70,855    1,560,227
  #Westamerica Bancorporation............................. 121,981    5,381,802
  *Western Alliance Bancorp............................... 377,981    3,878,085
   Westfield Financial, Inc............................... 110,392      804,758
   Westwood Holdings Group, Inc...........................  24,868      965,376
   White River Capital, Inc...............................   2,320       52,490
  *Wilshire Bancorp, Inc.................................. 285,385    1,857,856
  #Wintrust Financial Corp................................ 159,803    5,904,721
 #*World Acceptance Corp..................................  62,914    4,200,139
  *WSB Holdings, Inc......................................   8,331       47,487
   WSFS Financial Corp....................................   1,318       55,824
   WVS Financial Corp.....................................   4,423       38,701
  *Yadkin Valley Financial Corp...........................  38,480      123,136
  *ZipRealty, Inc......................................... 103,092      272,163
                                                                   ------------
Total Financials..........................................          741,772,484
                                                                   ------------
Health Care -- (8.4%)
  *Abaxis, Inc............................................  42,127    1,549,431
 #*ABIOMED, Inc...........................................   3,655       72,442
  *Acadia Healthcare Co., Inc.............................   8,477      174,372
 #*Accelr8 Technology Corp................................   9,013       33,799
  *Access Pharmaceuticals, Inc............................   5,300        1,855
  *Accuray, Inc........................................... 324,442    2,258,116
  *Acorda Therapeutics, Inc...............................  82,310    1,971,325
  *Adcare Health Systems, Inc.............................  12,269       58,156
  *Addus HomeCare Corp....................................   6,061       32,911
 #*Adeona Pharmaceuticals, Inc............................  11,390       27,564
  *ADVENTRX Pharmaceuticals, Inc..........................  76,900       48,439
  *Affymax, Inc........................................... 141,991    3,235,975
 #*Affymetrix, Inc........................................ 296,972      941,401
 #*Air Methods Corp.......................................  53,548    5,870,467
 #*Akorn, Inc............................................. 134,446    1,614,696
  *Albany Molecular Research, Inc......................... 125,048      442,670
  *Alere, Inc.............................................     239        4,589
 #*Align Technology, Inc.................................. 286,722    7,621,071
  *Alkermes P.L.C......................................... 314,679    5,831,002

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares     Value+
                                                           --------- ----------
Health Care -- (Continued)
  *Alliance HealthCare Services, Inc......................   168,641 $  232,725
  *Allied Healthcare Products, Inc........................    13,770     37,592
  *Allscripts Healthcare Solutions, Inc...................    32,383    418,388
  *Almost Family, Inc.....................................    32,602    675,839
 #*Alnylam Pharmaceuticals, Inc...........................    75,473  1,220,398
  *Alphatec Holdings, Inc.................................   255,458    439,388
  *AMAG Pharmaceuticals, Inc..............................    61,481    951,726
 #*Amedisys, Inc..........................................   109,320  1,206,893
  *American Caresource Holdings, Inc......................     3,658      5,889
  *American Shared Hospital Services......................    10,189     30,465
  *AMN Healthcare Services, Inc...........................   191,570  1,900,374
  *Amsurg Corp............................................   147,385  4,203,420
   Analogic Corp..........................................    57,265  4,218,140
  *AngioDynamics, Inc.....................................    98,808  1,060,210
  *Anika Therapeutics, Inc................................    65,770    737,282
 #*Arena Pharmaceuticals, Inc............................. 1,017,315  8,046,962
 #*Ariad Pharmaceuticals, Inc.............................   375,965  8,102,046
  *Arqule, Inc............................................    64,901    162,902
  *Array BioPharma, Inc...................................    91,437    378,549
   Arrhythmia Research Technology, Inc....................     9,581     23,665
  *ArthroCare Corp........................................   124,832  3,754,947
   Assisted Living Concepts, Inc. Class A.................    78,210    618,641
  *Astex Pharmaceuticals, Inc.............................   224,930    535,333
  *AtriCure, Inc..........................................    26,014    167,010
   Atrion Corp............................................     8,847  1,798,064
 #*Authentidate Holding Corp..............................    41,534     57,732
 #*AVEO Pharmaceuticals, Inc..............................   126,042    961,700
  *Bioanalytical Systems, Inc.............................     5,617      6,516
  *BioClinica, Inc........................................    50,326    315,544
 #*BioCryst Pharmaceuticals, Inc..........................    76,600    222,906
  *BioMimetic Therapeutics, Inc...........................    23,449     86,996
 #*Bio-Reference Labs, Inc................................   128,102  3,556,112
 #*Biosante Pharmaceuticals, Inc..........................     8,051      9,903
  *BioScrip, Inc..........................................   269,885  2,485,641
 #*BioSpecifics Technologies Corp.........................    10,491    167,856
 #*Bovie Medical Corp.....................................    54,539    204,521
  *Brookdale Senior Living, Inc...........................    86,554  2,030,557
 #*BSD Medical Corp.......................................    56,629    105,896
  *Cambrex Corp...........................................   135,882  1,641,455
   Cantel Medical Corp....................................   121,048  3,148,458
  *Capital Senior Living Corp.............................   146,494  2,355,624
  *Capstone Therapeutics Corp.............................    56,271      8,159
  *Cardica, Inc...........................................    24,942     33,422
  *CardioNet, Inc.........................................    76,915    186,903
 #*Catalyst Pharmaceutical Partners, Inc..................     6,701     10,253
 #*Celldex Therapeutics, Inc..............................   265,843  1,464,795
 #*Celsion Corp...........................................    37,275    160,655
  *Centene Corp...........................................   216,100  8,207,478
  *Charles River Laboratories International, Inc..........   207,180  7,731,958
  #Chemed Corp............................................    92,135  6,196,079
  *Chindex International, Inc.............................     6,742     69,915
 #*Cleveland Biolabs, Inc.................................     7,404     11,846
 #*Codexis, Inc...........................................    41,835    108,771
  *CombiMatrix Corp.......................................     7,831      3,406
   Computer Programs & Systems, Inc.......................    52,501  2,562,574
 #*Conceptus, Inc.........................................   124,684  2,349,047
   CONMED Corp............................................   114,131  3,156,863
 #*Corcept Therapeutics, Inc..............................    59,506    148,765
  *Cornerstone Therapeutics, Inc..........................     8,840     43,228
  *Corvel Corp............................................    45,909  1,952,510
  *Cross Country Healthcare, Inc..........................   107,306    472,146

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares     Value+
                                                           --------- ----------
Health Care -- (Continued)
   CryoLife, Inc..........................................   106,088 $  656,685
  *Cumberland Pharmaceuticals, Inc........................   100,403    589,366
 #*Curis, Inc.............................................    70,528    268,712
  *Cutera, Inc............................................    72,688    538,618
  *Cyberonics, Inc........................................   127,457  5,894,886
  *Cynosure, Inc. Class A.................................    49,417  1,301,644
  *Cytokinetics, Inc......................................   175,325    115,715
   Daxor Corp.............................................    14,561    117,798
  *Depomed, Inc...........................................   210,263  1,187,986
  *DGT Holdings Corp......................................     1,700     21,930
  *Digirad Corp...........................................   120,709    259,524
 #*Discovery Laboratories, Inc............................     1,415      3,410
  *Durect Corp............................................   120,100    164,537
  *DUSA Pharmaceuticals, Inc..............................   108,820    746,505
  *Dyax Corp..............................................   173,946    521,838
  *Dynacq Healthcare, Inc.................................    24,797        248
  *DynaVox, Inc. Class A..................................     1,698        849
  *Emergent Biosolutions, Inc.............................   142,362  1,891,991
  *Emeritus Corp..........................................   162,743  3,653,580
  *Encision, Inc..........................................     2,013      1,832
 #*Endocyte, Inc..........................................    13,199    126,314
   Ensign Group, Inc. (The)...............................    95,089  2,772,795
 #*EnteroMedics, Inc......................................     3,200      9,632
  *Entremed, Inc..........................................     9,289     15,048
  *Enzo Biochem, Inc......................................   178,682    357,364
 #*Enzon Pharmaceuticals, Inc.............................   212,875  1,398,589
  *Epocrates, Inc.........................................       857      8,381
  *Exact Sciences Corp....................................    80,468    761,227
  *Exactech, Inc..........................................    46,447    775,665
  *ExamWorks Group, Inc...................................    30,797    431,774
 #*FAB Universal Corp.....................................     6,889     24,800
  *Five Star Quality Care, Inc............................   161,162    847,712
  *Furiex Pharmaceuticals, Inc............................    34,695    665,103
  *Future Healthcare of America...........................     6,568      1,281
 #*Galena Biopharma, Inc..................................        84        176
 #*Genomic Health, Inc....................................    22,912    716,000
  *Gentiva Health Services, Inc...........................   140,693  1,322,514
  *GenVec, Inc............................................    24,138     35,483
 #*Geron Corp.............................................   165,706    220,389
  *Greatbatch, Inc........................................   126,214  2,774,184
  *GTx, Inc...............................................    67,662    271,325
  *Haemonetics Corp.......................................   117,025  9,560,942
  *Hanger, Inc............................................   160,031  4,056,786
  *Harvard Bioscience, Inc................................   128,794    517,752
  *Health Management Associates, Inc. Class A.............   816,210  5,958,333
  *HealthSouth Corp.......................................   344,513  7,624,073
  *HealthStream, Inc......................................   100,258  2,560,589
  *Healthways, Inc........................................   133,824  1,302,108
   Hill-Rom Holdings, Inc.................................   211,521  5,941,625
  *Hi-Tech Pharmacal Co., Inc.............................    55,621  1,743,718
  *Hooper Holmes, Inc..................................... 1,113,795    668,277
 #*Horizon Pharma, Inc....................................    28,436     73,365
 #*iBio, Inc..............................................    20,300     19,287
  *ICU Medical, Inc.......................................    67,658  4,014,149
 #*Idera Pharmaceuticals, Inc.............................   146,982    135,223
 #*Immunomedics, Inc......................................   231,761    767,129
 #*Impax Laboratories, Inc................................   306,770  6,518,862
 #*Incyte Corp............................................   206,305  3,292,628
 #*Infinity Pharmaceuticals, Inc..........................    87,008  1,948,109
  *Integra LifeSciences Holdings Corp.....................   116,875  4,470,469
   Invacare Corp..........................................   123,341  1,683,605

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (Continued)
 #*IPC The Hospitalist Co..................................  64,820 $ 2,235,642
  *Iridex Corp.............................................   6,987      27,808
  *IRIS International, Inc.................................  74,779   1,457,443
   Kewaunee Scientific Corp................................  10,235     115,451
  *Kindred Healthcare, Inc................................. 208,525   2,043,545
   Landauer, Inc...........................................  41,492   2,404,461
  *Lannet Co., Inc.........................................  92,277     406,942
  *LCA-Vision, Inc.........................................  68,039     259,909
   LeMaitre Vascular, Inc..................................  76,701     460,206
  *LHC Group, Inc..........................................  72,770   1,274,930
  *LifePoint Hospitals, Inc................................ 211,003   7,456,846
  *Luminex Corp............................................  24,214     389,361
  *Magellan Health Services, Inc........................... 124,509   6,244,126
 #*Masimo Corp............................................. 164,551   3,615,185
   Maxygen, Inc............................................ 155,971     380,569
  *MedAssets, Inc.......................................... 274,222   4,861,956
 .*MedCath Corp............................................  65,962      90,368
  *Medical Action Industries, Inc..........................  66,575     196,396
  *Medicines Co. (The)..................................... 351,538   7,705,713
  *MediciNova, Inc.........................................  25,896      54,900
   Medicis Pharmaceutical Corp. Class A.................... 237,227  10,298,024
  *Medidata Solutions, Inc.................................  94,746   3,981,227
 #*Medivation, Inc.........................................  88,542   4,526,267
  #Meridian Bioscience, Inc................................   2,194      43,332
  *Merit Medical Systems, Inc.............................. 192,343   2,777,433
 #*Metabolix, Inc..........................................   2,612       3,474
  *Metropolitan Health Networks, Inc....................... 196,187   2,144,324
  *MGC Diagnostics Corp....................................     215       1,451
  *Misonix, Inc............................................  86,409     381,928
  *Molina Healthcare, Inc.................................. 198,825   4,984,543
 #*Momenta Pharmaceuticals, Inc............................ 182,749   2,317,257
 #*MWI Veterinary Supply, Inc..............................  30,517   3,204,895
  *Myrexis, Inc............................................  38,558      92,539
 #*Myriad Genetics, Inc.................................... 360,979   9,446,820
  *Nabi Biopharmaceuticals................................. 148,090     259,158
 #*Nanosphere, Inc.........................................  83,500     261,355
   National Healthcare Corp................................  41,644   1,983,087
   National Research Corp..................................  29,472   1,493,641
  *Natus Medical, Inc...................................... 136,610   1,543,693
 #*Neogen Corp.............................................  63,358   2,711,089
  *Neurocrine Biosciences, Inc.............................  49,825     365,217
 #*Novavax, Inc............................................  63,165     132,646
  *NuVasive, Inc........................................... 202,163   2,915,190
  *Obagi Medical Products, Inc.............................  94,698   1,167,626
  *Omnicell, Inc........................................... 173,708   2,532,663
 #*OncoGenex Pharmaceutical, Inc...........................  11,746     145,650
  *OraSure Technologies, Inc...............................  65,733     595,541
 #*Orexigen Therapeutics, Inc.............................. 111,230     592,856
  *Orthofix International NV...............................  79,632   3,158,205
 #*Osiris Therapeutics, Inc................................  26,420     277,410
  #Owens & Minor, Inc...................................... 236,169   6,723,731
  *Pain Therapeutics, Inc.................................. 147,720     689,852
  *Palomar Medical Technologies, Inc.......................  69,817     602,521
 #*PAREXEL International Corp.............................. 271,951   8,346,176
  *PDI, Inc................................................ 119,189     816,445
  #PDL BioPharma, Inc...................................... 614,767   4,580,014
 #*Pernix Therapeutics Holdings, Inc.......................  24,884     196,086
  *PharMerica Corp......................................... 110,041   1,344,701
 #*PhotoMedex, Inc.........................................  15,762     209,792
  *Pozen, Inc.............................................. 168,990   1,012,250
  *Progenics Pharmaceuticals, Inc.......................... 117,339     334,416

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (Continued)
  *ProPhase Labs, Inc......................................  15,982 $    26,370
  *Providence Service Corp. (The)..........................  59,779     609,746
  *pSivida Corp............................................  72,613     113,276
 #*PSS World Medical, Inc.................................. 223,845   6,406,444
   Psychemedics Corp.......................................   6,901      78,947
  #Quality Systems, Inc....................................  60,226   1,050,944
 #*Quidel Corp............................................. 130,601   2,289,436
  *RadNet, Inc............................................. 143,376     372,778
  *Repligen Corp........................................... 150,105     765,536
 #*Repros Therapeutics, Inc................................   6,764      97,537
  *Rigel Pharmaceuticals, Inc.............................. 289,169   2,576,496
  *Rochester Medical Corp..................................  46,591     488,740
 #*Rockwell Medical, Inc...................................   8,799      63,265
  *RTI Biologics, Inc...................................... 231,446     939,671
  *Rxi Pharmaceuticals Corp................................      84           8
 #*Sangamo Biosciences, Inc................................  97,767     543,585
  *Santarus, Inc........................................... 265,360   2,422,737
 #*SciClone Pharmaceuticals, Inc........................... 290,473   1,600,506
 #*Seattle Genetics, Inc................................... 170,755   4,296,196
  *Select Medical Holdings Corp............................ 154,629   1,637,521
 #*SIGA Technologies, Inc..................................  14,701      42,633
   Simulations Plus, Inc...................................  35,178     161,819
  *Skilled Healthcare Group, Inc. Class A..................  84,953     660,085
  *Solta Medical, Inc...................................... 198,679     586,103
   Span-American Medical System, Inc.......................  12,193     212,707
  *Spectranetics Corp...................................... 109,297   1,591,364
 #*Spectrum Pharmaceuticals, Inc........................... 280,684   3,132,433
  *Staar Surgical Co.......................................  79,542     512,250
 #*StemCells, Inc..........................................  10,349      21,112
 #*Stereotaxis, Inc........................................   8,630      15,189
  #STERIS Corp............................................. 254,960   9,079,126
  *Strategic Diagnostics, Inc..............................   1,950       2,223
  *Sucampo Pharmaceuticals, Inc. Class A...................  63,175     315,243
  *Sun Healthcare Group, Inc...............................  72,483     613,206
  *SunLink Health Systems, Inc.............................  20,792      21,832
 #*Sunrise Senior Living, Inc.............................. 214,707   3,089,634
  *SurModics, Inc..........................................  76,349   1,372,755
  *Symmetry Medical, Inc................................... 149,465   1,369,099
  *Synageva BioPharma Corp.................................   3,327     140,666
 #*Synta Pharmaceuticals Corp..............................  11,609      91,363
  *Targacept, Inc..........................................  15,404      62,848
  *Team Health Holdings, Inc............................... 264,256   7,031,852
 #*Tenet Healthcare Corp................................... 315,819   7,453,328
  *Theragenics Corp........................................ 571,070     873,737
 #*Theravance, Inc.........................................   6,351     142,961
  *Thoratec Corp........................................... 319,166  11,394,226
 #*Threshold Pharmaceuticals, Inc..........................  10,400      42,744
  *Tornier NV..............................................  15,988     273,395
  *TranS1, Inc.............................................  68,197     187,542
 #*Transcept Pharmaceuticals, Inc..........................  73,786     375,571
  *Triple-S Management Corp. Class B.......................  79,807   1,439,718
 #*Trius Therapeutics, Inc.................................   3,183      17,443
   U.S. Physical Therapy, Inc..............................  50,593   1,350,833
  *Universal American Corp................................. 284,985   2,576,264
  *Urologix, Inc........................................... 122,426      95,431
  *Uroplasty, Inc..........................................  12,442      42,676
   Utah Medical Products, Inc..............................  16,465     560,139
  *Vanguard Health Systems, Inc............................   2,869      27,772
  *Vascular Solutions, Inc.................................  74,506   1,122,805
 #*VCA Antech, Inc......................................... 367,064   7,187,113
 #*Vical, Inc..............................................  60,004     204,614

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Health Care -- (Continued)
 #*ViroPharma, Inc........................................ 294,494 $  7,435,974
  *Vision-Sciences, Inc...................................   4,525        6,018
 #*Vivus, Inc.............................................  23,110      344,339
 #*Volcano Corp...........................................  46,764    1,338,386
   West Pharmaceutical Services, Inc...................... 151,984    8,187,378
 #*Wright Medical Group, Inc.............................. 178,309    3,623,239
  *XenoPort, Inc..........................................  35,742      294,157
  *Xstelos Holdings, Inc..................................  22,800       37,620
   Young Innovations, Inc.................................  27,111      925,841
  *Zalicus, Inc...........................................  21,256       11,903
                                                                   ------------
Total Health Care.........................................          464,238,488
                                                                   ------------
Industrials -- (15.2%)
   A.O. Smith Corp........................................ 152,330    9,257,094
  *A.T. Cross Co. Class A.................................  50,422      477,496
  *A123 Systems, Inc...................................... 361,188       51,939
  #AAON, Inc..............................................  99,933    2,096,594
   AAR Corp............................................... 141,940    2,141,875
  #ABM Industries, Inc.................................... 240,133    4,562,527
  *Acacia Research Corp................................... 121,756    3,162,003
 #*ACCO Brands Corp....................................... 228,429    1,653,826
  *Accuride Corp..........................................   8,747       23,354
   Aceto Corp............................................. 121,764    1,220,075
   Acme United Corp.......................................   7,500       84,975
  #Acorn Energy, Inc......................................  80,649      686,323
  *Active Power, Inc...................................... 387,462      278,973
  #Actuant Corp. Class A.................................. 318,532    8,995,344
  *Adept Technology, Inc..................................  63,689      254,756
 #*Advisory Board Co. (The)............................... 148,934    7,074,365
  *Aegion Corp............................................ 138,440    2,556,987
  *AeroCentury Corp.......................................   2,989       37,632
  *Aerosonic Corp.........................................   7,498       24,518
  *Aerovironment, Inc.....................................  93,900    2,064,861
  *Air Transport Services Group, Inc...................... 227,942      877,577
   Aircastle, Ltd......................................... 213,426    2,375,431
   Alamo Group, Inc.......................................  50,832    1,702,872
   Albany International Corp. Class A..................... 117,018    2,570,885
 #*Allegiant Travel Co....................................  89,883    6,538,089
   Alliant Techsystems, Inc...............................  38,127    2,184,296
 .*Allied Defense Group, Inc. (The).......................  59,074      316,046
   Allied Motion Technologies, Inc........................  12,558       80,999
   Altra Holdings, Inc.................................... 175,067    3,154,707
   Amerco, Inc............................................  73,467    8,488,377
  *Ameresco, Inc. Class A.................................  71,092      786,278
  *American Railcar Industries, Inc.......................  94,936    2,789,220
  *American Reprographics Co.............................. 153,447      587,702
   American Science & Engineering, Inc....................  39,344    2,501,492
 #*American Superconductor Corp...........................  57,131      205,100
  *American Woodmark Corp.................................  42,646      980,858
   Ampco-Pittsburgh Corp..................................  37,840      668,254
  *AMREP Corp.............................................   6,950       45,175
   Apogee Enterprises, Inc................................ 131,394    2,676,496
   Applied Industrial Technologies, Inc................... 193,221    7,842,840
   Argan, Inc.............................................  29,678      527,972
   Arkansas Best Corp..................................... 100,140      806,127
  *Arotech Corp...........................................  33,040       33,701
   Art's-Way Manufacturing Co., Inc.......................     400        2,400
  *Ascent Solar Technologies, Inc......................... 100,796       82,149
  *Asset Acceptance Capital Corp..........................  98,998      631,607
   Asta Funding, Inc......................................  48,129      451,450
  *Astec Industries, Inc..................................  91,929    2,647,555

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Astronics Corp...........................................  36,265 $  841,711
 #*Astronics Corp. Class B..................................  17,721    404,916
  *Atlas Air Worldwide Holdings, Inc........................ 123,189  6,774,163
  *Avalon Holding Corp. Class A.............................  41,336    165,344
  *Avis Budget Group, Inc................................... 493,987  8,165,605
   AZZ, Inc................................................. 118,466  4,672,299
   Baltic Trading, Ltd......................................   4,731     16,133
   Barnes Group, Inc........................................ 254,246  5,817,148
   Barrett Business Services, Inc...........................  40,530  1,209,010
 #*Beacon Roofing Supply, Inc............................... 217,462  7,032,721
  #Belden, Inc.............................................. 203,020  7,268,116
  *Blount International, Inc................................ 214,735  2,840,944
  *BlueLinx Holdings, Inc...................................  87,969    185,615
  #Brady Corp. Class A...................................... 228,638  7,032,905
  *Breeze-Eastern Corp......................................  41,547    332,376
  #Briggs & Stratton Corp................................... 227,569  4,494,488
  #Brink's Co. (The)........................................ 218,825  5,757,286
  *Builders FirstSource, Inc................................ 145,516    801,793
  *CAI International, Inc...................................  77,199  1,710,730
   Cascade Corp.............................................  50,821  3,302,857
  *Casella Waste Systems, Inc. Class A...................... 118,214    541,420
 #*CBIZ, Inc................................................ 191,220  1,055,534
   CDI Corp.................................................  67,588  1,161,838
  #CECO Environmental Corp..................................  63,733    564,037
   Celadon Group, Inc....................................... 105,170  1,798,407
   Ceradyne, Inc............................................  92,613  3,237,750
  *Champion Industries, Inc.................................   9,213      1,843
 #*Chart Industries, Inc.................................... 137,261  9,716,706
   Chicago Rivet & Machine Co...............................   2,523     46,524
   CIRCOR International, Inc................................  74,466  2,568,332
  #CLAROC, Inc..............................................  74,653  3,377,302
   Coleman Cable, Inc.......................................  25,996    246,702
  *Columbus McKinnon Corp...................................  82,858  1,240,384
   Comfort Systems USA, Inc................................. 149,858  1,633,452
  *Command Security Corp....................................   3,850      5,005
  *Commercial Vehicle Group, Inc............................ 164,750  1,250,453
  *Competitive Technologies, Inc............................  25,804     16,001
   CompX International, Inc.................................   9,814    137,690
  *Conrad Industries, Inc...................................   6,600    115,170
  *Consolidated Graphics, Inc...............................  44,032  1,299,384
  #Con-way, Inc............................................. 259,075  7,541,673
   Corporate Executive Board Co. (The)...................... 156,437  7,033,408
   Courier Corp.............................................  43,014    518,319
  #Covanta Holding Corp.....................................  25,697    467,171
  *Covenant Transportation Group, Inc. Class A.............. 158,118    733,668
  *CPI Aerostructures, Inc..................................  24,865    273,764
  *CRA International, Inc...................................  38,940    651,856
   Cubic Corp............................................... 115,744  5,648,307
   Curtiss-Wright Corp...................................... 187,091  5,775,499
  #Deluxe Corp.............................................. 232,546  7,327,524
 #*DigitalGlobe, Inc........................................ 164,089  4,256,469
  *DLH Holdings Corp........................................   1,653      1,769
  *Dolan Co. (The).......................................... 109,295    506,036
  *Dollar Thrifty Automotive Group, Inc.....................  66,532  5,122,964
  #Douglas Dynamics, Inc.................................... 102,784  1,561,289
  *Ducommun, Inc............................................  42,026    573,235
  *DXP Enterprises, Inc.....................................  65,570  3,228,011
  *Dycom Industries, Inc.................................... 145,302  2,069,100
   Dynamic Materials Corp...................................  53,878    723,043
 #*Eagle Bulk Shipping, Inc.................................  59,714    176,753
   Eastern Co. (The)........................................  20,021    320,336

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Echo Global Logistics, Inc...............................  37,750 $  634,578
   Ecology & Environment, Inc. Class A......................  10,494    128,761
   EMCOR Group, Inc......................................... 306,181  9,846,781
  *Encore Capital Group, Inc................................ 116,372  3,374,788
   Encore Wire Corp......................................... 102,695  3,169,168
  *Energy Recovery, Inc..................................... 147,269    437,389
  *EnergySolutions, Inc..................................... 313,813    897,505
 #*EnerNOC, Inc.............................................  33,061    407,312
  *EnerSys, Inc............................................. 220,853  7,615,011
  *Engility Holdings, Inc...................................   3,147     59,793
   Ennis, Inc............................................... 109,874  1,681,072
  *EnPro Industries, Inc.................................... 117,291  4,288,159
  *Environmental Tectonics Corp.............................   7,400     13,246
   ESCO Technologies, Inc................................... 122,891  4,601,039
   Espey Manufacturing & Electronics Corp...................  10,659    292,696
  *Esterline Technologies Corp.............................. 128,101  7,402,957
  *Excel Maritime Carriers, Ltd............................. 290,639    121,487
  #Exelis, Inc.............................................. 335,380  3,709,303
  *Exponent, Inc............................................  60,053  3,301,714
  *Federal Signal Corp...................................... 273,524  1,578,233
  *Flow International Corp.................................. 200,277    664,920
   Forward Air Corp......................................... 128,225  4,278,868
  *Franklin Covey Co........................................ 113,617  1,365,676
   Franklin Electric Co., Inc...............................  97,855  5,669,719
   FreightCar America, Inc..................................  49,913    960,825
  *Frozen Food Express Industries........................... 155,948    274,468
 #*FTI Consulting, Inc...................................... 163,383  4,241,423
  *Fuel Tech, Inc...........................................  94,612    386,017
  *Furmanite Corp........................................... 183,666    927,513
   G & K Services, Inc. Class A.............................  75,458  2,433,521
   GATX Corp................................................ 207,592  8,606,764
 #*Genco Shipping & Trading, Ltd............................ 121,750    370,120
  *Gencor Industries, Inc...................................   5,287     38,014
 #*GenCorp, Inc............................................. 228,340  2,013,959
  #Generac Holdings, Inc.................................... 221,684  7,537,256
 #*General Cable Corp....................................... 226,574  6,464,156
   Geo Group, Inc. (The).................................... 267,977  7,428,322
  *GeoEye, Inc..............................................  79,900  2,506,463
  *Gibraltar Industries, Inc................................ 119,308  1,486,578
   Global Power Equipment Group, Inc........................  41,097    694,539
   Gorman-Rupp Co. (The)....................................  87,514  2,362,878
  *GP Strategies Corp.......................................  81,443  1,567,778
   Graham Corp..............................................  41,508    745,899
  #Granite Construction, Inc................................ 172,787  5,219,895
   Great Lakes Dredge & Dock Corp........................... 260,902  2,074,171
  *Greenbrier Cos., Inc..................................... 108,581  1,890,395
   Griffon Corp............................................. 233,708  2,372,136
   H&E Equipment Services, Inc.............................. 160,921  2,449,218
   Hardinge, Inc............................................  48,214    500,461
   Harsco Corp.............................................. 216,743  4,332,693
  *Hawaiian Holdings, Inc................................... 239,655  1,421,154
  #Heartland Express, Inc................................... 389,352  5,431,460
  #HEICO Corp...............................................  81,849  3,161,827
   HEICO Corp. Class A...................................... 113,537  3,460,608
   Heidrick & Struggles International, Inc..................  73,397    869,020
 #*Heritage-Crystal Clean, Inc..............................   4,651     82,323
   Herman Miller, Inc....................................... 237,811  4,611,155
 #*Hexcel Corp.............................................. 197,076  5,037,263
  *Hill International, Inc.................................. 142,015    481,431
  #HNI Corp................................................. 189,302  5,209,591
  *Horizon Lines, Inc. Class A..............................   4,998      6,597

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares     Value+
                                                           --------- ----------
Industrials -- (Continued)
   Houston Wire & Cable Co................................    82,411 $  912,290
  *Hub Group, Inc. Class A................................   168,691  5,231,108
  *Hudson Global, Inc.....................................   120,105    485,224
  *Hudson Technologies, Inc...............................     3,900     15,600
 #*Huntington Ingalls Industries, Inc.....................   109,292  4,631,795
  *Hurco Cos., Inc........................................    24,339    559,310
  *Huron Consulting Group, Inc............................   102,515  2,957,558
  *Huttig Building Products, Inc..........................   100,706    130,918
  *Hyster-Yale Materials Handling, Inc....................    26,923  1,105,997
  *Hyster-Yale Materials Handling, Inc. Class B...........    26,923  1,105,997
  *ICF International, Inc.................................    78,428  1,439,154
  *II-VI, Inc.............................................   248,078  4,095,768
 #*InnerWorkings, Inc.....................................   168,360  2,427,751
  *Innotrac Corp..........................................    16,000     33,440
  *Innovative Solutions & Support, Inc....................    46,017    197,873
   Insperity, Inc.........................................   109,071  2,847,844
   Insteel Industries, Inc................................    67,869    787,280
  *Integrated Electrical Services, Inc....................    30,483    164,608
  *Intelligent Systems Corp...............................    32,937     49,406
   Interface, Inc.........................................   341,134  4,881,628
   International Shipholding Corp.........................    18,655    311,912
  #Intersections, Inc.....................................    90,158    837,568
  #ITT Corp...............................................   239,815  4,988,152
 #*JetBlue Airways Corp................................... 1,318,597  6,975,378
   John Bean Technologies Corp............................   120,588  1,859,467
  *JPS Industries, Inc....................................     8,700     54,592
  *Kadant, Inc............................................    37,897    920,518
   Kaman Corp.............................................   113,711  4,230,049
  *KAR Auction Services, Inc..............................    48,694    973,880
   Kaydon Corp............................................   146,448  3,274,577
   Kelly Services, Inc. Class A...........................   136,528  1,814,457
   Kelly Services, Inc. Class B...........................       350      4,784
  *Key Technology, Inc....................................    20,756    180,992
  *Kforce, Inc............................................   168,878  1,882,990
   Kimball International, Inc. Class B....................   129,582  1,547,209
  #Knight Transportation, Inc.............................   358,458  5,419,885
   Knoll, Inc.............................................   217,537  3,130,357
  *Korn/Ferry International...............................   190,670  2,553,071
 #*Kratos Defense & Security Solutions, Inc...............   118,056    650,489
   L.B. Foster Co. Class A................................    41,315  1,363,808
   L.S. Starrett Co. Class A (The)........................    24,736    283,722
  #Lawson Products, Inc...................................    33,760    240,034
  *Layne Christensen Co...................................    77,063  1,717,734
  #Lennox International, Inc..............................    35,043  1,753,902
   Lindsay Corp...........................................    57,255  4,372,564
  *LMI Aerospace, Inc.....................................    49,772    999,422
   LSI Industries, Inc....................................    90,261    611,970
  *Luna Innovations, Inc..................................     6,456     10,975
  *Lydall, Inc............................................    61,964    799,955
  *Magnetek, Inc..........................................    38,959    447,249
  *Manitex International, Inc.............................     6,890     48,781
   Manitowoc Co., Inc. (The)..............................   608,240  8,667,420
   Marten Transport, Ltd..................................    91,587  1,694,360
 #*MasTec, Inc............................................   349,008  7,873,620
 #*Mastech Holdings, Inc..................................       418      2,069
   Matson, Inc............................................   176,621  3,753,196
   McGrath RentCorp.......................................    99,352  2,608,984
  *Meritor, Inc...........................................   294,847  1,303,224
  *Metalico, Inc..........................................   162,485    346,093
   Met-Pro Corp...........................................    56,971    517,297
  *MFRI, Inc..............................................    18,405    101,228

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Industrials -- (Continued)
  *Michael Baker Corp......................................  28,961 $   654,808
 #*Middleby Corp...........................................  78,446   9,801,828
   Miller Industries, Inc..................................  48,891     750,477
  #Mine Safety Appliances Co............................... 163,301   6,303,419
  *Mistras Group, Inc...................................... 108,240   2,391,022
  *Mobile Mini, Inc........................................ 158,684   2,764,275
  *Moog, Inc. Class A...................................... 168,132   6,222,565
  *Moog, Inc. Class B......................................  10,012     371,445
   Mueller Industries, Inc................................. 164,092   7,187,230
   Mueller Water Products, Inc. Class A.................... 728,228   3,794,068
   Multi-Color Corp........................................  49,915   1,134,069
  *MYR Group, Inc.......................................... 111,127   2,353,670
  *National Patent Development Corp........................  13,860      37,422
   National Presto Industries, Inc.........................  26,789   1,991,762
  *National Technical Systems, Inc.........................  26,035     209,061
  *Navigant Consulting, Inc................................ 201,132   2,089,761
  *NCI Building Systems, Inc...............................  21,318     238,975
   NL Industries, Inc...................................... 150,263   1,528,175
  *NN, Inc.................................................  77,558     642,180
  *Northwest Pipe Co.......................................  37,702     866,392
 #*Ocean Power Technologies, Inc...........................  34,916      86,592
 #*Odyssey Marine Exploration, Inc......................... 125,767     363,467
 #*Old Dominion Freight Line, Inc.......................... 228,825   7,674,790
 #*Omega Flex, Inc.........................................  25,792     322,400
  *On Assignment, Inc...................................... 186,685   3,561,950
  *Orbit International Corp................................   1,977       6,050
  *Orbital Sciences Corp................................... 240,978   3,229,105
  *Orion Energy Systems, Inc...............................  59,525      97,621
  *Orion Marine Group, Inc.................................  68,709     459,663
  *Oshkosh Corp............................................   8,460     253,631
   P.A.M. Transportation Services, Inc.....................  32,028     318,679
  *Pacer International, Inc................................ 141,685     507,232
  *Park-Ohio Holdings Corp.................................  55,583   1,229,496
  *Patrick Industries, Inc.................................  47,287     835,561
  *Patriot Transportation Holding, Inc.....................  38,246   1,070,888
  *Pendrell Corp...........................................  54,087      64,364
  *PGT, Inc................................................  98,976     427,576
  *Pike Electric Corp...................................... 121,031   1,102,592
 #*Plug Power, Inc.........................................  66,963      49,553
 #*PMFG, Inc...............................................  35,785     232,602
 #*Polypore International, Inc............................. 148,348   5,233,717
 #*Portfolio Recovery Associates, Inc......................  72,851   7,623,857
  *Powell Industries, Inc..................................  47,162   1,876,104
  *PowerSecure International, Inc..........................  73,022     471,722
   Preformed Line Products Co..............................  22,931   1,235,293
   Primoris Services Corp.................................. 167,120   2,334,666
   Providence & Worcester Railroad Co......................   5,591      81,070
  *Quality Distribution, Inc............................... 115,424     992,646
   Quanex Building Products Corp........................... 172,325   3,406,865
   Raven Industries, Inc................................... 139,462   3,805,918
 #*RBC Bearings, Inc.......................................  98,051   4,869,213
  *RCM Technologies, Inc................................... 146,273     816,203
  *Real Goods Solar, Inc. Class A..........................   2,817       1,423
 #*Republic Airways Holdings, Inc.......................... 195,373     912,392
   Resources Connection, Inc............................... 205,707   2,538,424
  *Roadrunner Transportation Systems, Inc..................  58,177   1,014,025
  #Robbins & Myers, Inc.................................... 176,805  10,481,000
  *RPX Corp................................................   9,651     101,625
 #*RR Donnelley & Sons Co.................................. 433,307   4,341,736
  *Rush Enterprises, Inc. Class A.......................... 110,938   2,107,822
  *Rush Enterprises, Inc. Class B..........................  37,831     657,124

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Industrials -- (Continued)
  *Saia, Inc...............................................  65,423 $ 1,478,560
  *Satcon Technology Corp..................................   8,360       1,739
   Sauer-Danfoss, Inc...................................... 131,932   5,285,196
   Schawk, Inc.............................................  83,226   1,027,009
  *Schuff International, Inc...............................   6,400      72,480
  *Seaboard Corp...........................................   1,738   3,964,952
   SeaCube Container Leasing, Ltd..........................  30,878     571,861
   Servotronics, Inc.......................................   1,500      11,805
  *Shaw Group, Inc. (The).................................. 160,050   7,008,590
   SIFCO Industries, Inc...................................  16,765     280,814
  #Simpson Manufacturing Co., Inc.......................... 194,118   5,912,834
   SkyWest, Inc............................................ 195,604   2,141,864
  *SL Industries, Inc......................................  20,285     283,990
   SmartPros, Ltd..........................................  10,300      17,510
  *Sparton Corp............................................  37,367     504,454
  *Spirit Airlines, Inc.................................... 135,376   2,375,849
  *Standard Parking Corp...................................  62,514   1,428,445
   Standard Register Co. (The)............................. 149,668      95,788
   Standex International Corp..............................  55,832   2,581,672
  #Steelcase, Inc. Class A................................. 387,139   3,875,261
  *Sterling Construction Co., Inc..........................  56,555     503,340
   Sun Hydraulics Corp..................................... 103,454   2,756,015
  *Supreme Industries, Inc. Class A........................ 107,845     381,771
 #*Swift Transportation Co................................. 299,635   2,921,441
  *SYKES Enterprises, Inc.................................. 180,012   2,451,763
   Sypris Solutions, Inc................................... 285,243   1,797,031
  #TAL International Group, Inc............................ 155,314   5,302,420
  *Taser International, Inc................................ 226,988   1,772,776
  *Team, Inc...............................................  85,960   2,817,769
  *Tecumseh Products Co. Class A...........................  39,462     198,494
  *Tecumseh Products Co. Class B...........................   4,097      21,304
  *Teledyne Technologies, Inc.............................. 124,954   8,000,805
 #*Tel-Instrument Electronics Corp.........................   8,400      31,836
   Tennant Co..............................................  83,940   3,141,035
  *Tetra Tech, Inc......................................... 292,773   7,594,532
  #Textainer Group Holdings, Ltd........................... 169,476   5,118,175
  *Thermon Group Holdings, Inc.............................   9,834     244,277
  #Titan International, Inc................................ 186,118   3,904,756
 #*Titan Machinery, Inc....................................  91,990   2,175,564
  *TMS International Corp. Class A.........................   8,722      91,407
   Toro Co. (The).......................................... 239,432  10,108,819
  *Transcat, Inc...........................................   5,600      29,064
  *TRC Cos., Inc........................................... 357,086   2,574,590
  *Trex Co., Inc...........................................  15,056     526,057
  *Trimas Corp............................................. 166,063   4,164,860
   Trinity Industries, Inc................................. 140,469   4,393,870
   Triumph Group, Inc......................................  26,860   1,757,181
  *TrueBlue, Inc........................................... 186,582   2,434,895
  *Tufco Technologies, Inc.................................   4,700      21,667
  *Tutor Perini Corp....................................... 162,167   1,644,373
  #Twin Disc, Inc..........................................  40,164     608,886
  *Ultralife Corp..........................................  60,836     186,767
   UniFirst Corp...........................................  63,663   4,429,035
  #United Stationers, Inc.................................. 172,556   5,007,575
   Universal Forest Products, Inc..........................  96,930   3,731,805
  *Universal Power Group, Inc..............................   9,833      21,239
  *Universal Security Instruments, Inc.....................   1,595       7,018
   Universal Truckload Services, Inc.......................  44,172     699,684
 #*US Airways Group, Inc................................... 746,580   9,093,344
   US Ecology, Inc.........................................  80,088   1,900,488
  *USA Truck, Inc..........................................  29,426      83,864

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Industrials -- (Continued)
 #*USG Corp............................................... 226,084 $  6,038,704
   UTi Worldwide, Inc..................................... 458,165    6,363,912
  *Versar, Inc............................................  27,782      104,460
   Viad Corp..............................................  82,790    1,755,976
  *Vicor Corp............................................. 100,246      639,569
  *Virco Manufacturing Corp...............................  30,131       72,616
  *Volt Information Sciences, Inc......................... 119,747      838,229
   VSE Corp...............................................  11,278      266,725
  #Watsco, Inc............................................  16,515    1,128,800
   Watsco, Inc. Class B...................................  12,022      829,518
  #Watts Water Technologies, Inc. Class A................. 127,677    5,136,446
  #Werner Enterprises, Inc................................ 335,274    7,764,946
 #*Wesco Aircraft Holdings, Inc...........................   7,381       98,536
  *Willdan Group, Inc.....................................   9,040       13,831
  *Willis Lease Finance Corp..............................  26,350      374,697
  #WSI Industries, Inc....................................   1,900       14,630
 #*XPO Logistics, Inc.....................................  28,678      393,749
                                                                   ------------
Total Industrials.........................................          836,534,879
                                                                   ------------
Information Technology -- (14.6%)
 #*3D Systems Corp........................................ 260,733   11,341,886
  *Accelrys, Inc.......................................... 256,199    2,292,981
 #*ACI Worldwide, Inc..................................... 151,315    5,916,417
 #*Acme Packet, Inc.......................................  22,654      374,697
 #*Active Network, Inc. (The).............................  20,557      182,135
  *Actuate Corp........................................... 231,640    1,234,641
  *Acxiom Corp............................................ 347,037    6,333,425
  *ADDvantage Technologies Group, Inc.....................   6,085       12,535
  #ADTRAN, Inc............................................ 116,751    1,971,924
  *Advanced Energy Industries, Inc........................ 182,303    2,152,998
  *Advanced Photonix, Inc. Class A........................   3,313        2,087
  *Advent Software, Inc................................... 227,356    4,933,625
  *Aehr Test Systems......................................  11,205       10,029
  *Aeroflex Holding Corp..................................   2,986       18,991
  *Aetrium, Inc...........................................   7,219        4,620
  *Agilysys, Inc.......................................... 109,333      893,251
  *Alpha & Omega Semiconductor, Ltd.......................  15,353      130,808
   American Software, Inc. Class A........................ 100,665      824,446
 #*Amkor Technology, Inc.................................. 684,883    2,958,695
 #*Amtech Systems, Inc....................................  35,270      113,569
  *ANADIGICS, Inc......................................... 250,457      365,667
  *Analysts International Corp............................  60,790      221,884
  *Anaren, Inc............................................  60,928    1,098,532
 #*Ancestry.com, Inc...................................... 198,410    6,269,756
   Anixter International, Inc............................. 143,805    8,429,849
  *AOL, Inc...............................................  73,747    2,531,735
  *Applied Micro Circuits Corp............................ 255,695    1,483,031
 #*Arris Group, Inc....................................... 530,403    7,287,737
 #*Aruba Networks, Inc....................................     776       14,100
 #*AsiaInfo-Linkage, Inc.................................. 129,671    1,296,710
  *Aspen Technology, Inc.................................. 226,186    5,604,889
  *Astea International, Inc...............................   2,800       11,592
   Astro-Med, Inc.........................................  13,768      113,311
  *ATMI, Inc.............................................. 139,800    2,761,050
  *Autobytel, Inc......................................... 141,737      565,531
  *Aviat Networks, Inc.................................... 214,212      488,403
  *Avid Technology, Inc................................... 135,643      796,224
   Aware, Inc.............................................  66,535      405,198
  *Axcelis Technologies, Inc.............................. 373,772      342,562
  *AXT, Inc............................................... 182,535      585,937
   Badger Meter, Inc......................................  66,867    2,864,582

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
 #*Bankrate, Inc...........................................   9,913 $   106,366
   Bel Fuse, Inc. Class A..................................   8,954     136,996
   Bel Fuse, Inc. Class B..................................  33,143     548,848
  *Benchmark Electronics, Inc.............................. 243,068   3,602,268
   Black Box Corp..........................................  68,151   1,493,870
   Blackbaud, Inc.......................................... 163,217   3,879,668
  *Blonder Tongue Laboratories, Inc........................  22,536      24,790
  *Blucora, Inc............................................ 189,913   3,332,973
  *Bogen Communications International, Inc.................  11,900      49,980
 #*Booz Allen Hamilton Holding Corp........................  43,113     576,852
  *Bottomline Technologies, Inc............................ 133,489   3,123,643
 #*BroadVision, Inc........................................  15,154     120,323
   Brooks Automation, Inc.................................. 287,626   2,076,660
  *Bsquare Corp............................................  35,768     105,516
  *BTU International, Inc..................................  20,326      39,636
   Cabot Microelectronics Corp............................. 102,300   3,048,540
 #*CACI International, Inc. Class A........................ 118,960   5,999,153
  *CalAmp Corp............................................. 425,510   3,778,529
 #*Calix, Inc.............................................. 161,035   1,070,883
 #*Callidus Software, Inc..................................  39,312     182,408
 #*Cardtronics, Inc........................................ 201,456   5,723,365
  *Cascade Microtech, Inc..................................  50,953     267,503
   Cass Information Systems, Inc...........................  35,284   1,480,869
  *CEVA, Inc...............................................  94,104   1,425,676
  *Checkpoint Systems, Inc................................. 133,367   1,082,940
  *China Information Technology, Inc.......................  55,389      50,404
  *Chyron International Corp...............................   1,822       1,367
  *CIBER, Inc.............................................. 291,015     907,967
 #*Cirrus Logic, Inc....................................... 297,264  12,116,481
  *Clearfield, Inc.........................................  82,011     410,055
  #Cognex Corp............................................. 184,208   6,716,224
  *Cogo Group, Inc.........................................  20,681      53,150
  *Coherent, Inc...........................................  97,357   4,444,347
   Cohu, Inc...............................................  93,327     821,278
..#*Commerce One LLC........................................  45,000          --
   Communications Systems, Inc.............................  30,513     316,115
 #*CommVault Systems, Inc.................................. 164,218  10,258,698
  *Computer Task Group, Inc................................  82,031   1,529,878
  *Compuware Corp.......................................... 989,174   8,566,247
  *comScore, Inc...........................................  30,410     430,910
   Comtech Telecommunications Corp.........................  99,951   2,515,767
 #*Comverse Technology, Inc................................ 132,332     872,068
   Concurrent Computer Corp................................  25,628     134,034
 #*Constant Contact, Inc...................................  45,462     561,001
   Convergys Corp.......................................... 526,242   8,846,128
  *CoreLogic, Inc.......................................... 240,593   5,726,113
  *CoStar Group, Inc.......................................  80,918   6,708,102
  *Cray, Inc............................................... 175,774   2,139,170
   Crexendo, Inc...........................................  23,717      54,549
  *CSG Systems International, Inc.......................... 157,296   3,241,871
   CSP, Inc................................................   8,385      42,177
   CTS Corp................................................ 112,384     930,540
 #*CVD Equipment Corp......................................  10,329     105,253
  *CyberOptics Corp........................................  28,233     211,748
  *Cymer, Inc.............................................. 144,305  11,499,665
   Cypress Semiconductor Corp..............................  13,172     130,535
   Daktronics, Inc......................................... 167,388   1,467,993
  *Data I/O Corp...........................................   7,300      13,870
  *Datalink Corp...........................................  80,496     655,237
  *Dataram Corp............................................  70,982      41,170
  *Datawatch Corp..........................................   3,832      66,945

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
 #*DealerTrack Holdings, Inc................................ 189,540 $5,180,128
 #*Demand Media, Inc........................................  84,075    717,160
 #*Dice Holdings, Inc....................................... 315,856  2,789,008
   Diebold, Inc............................................. 155,191  4,616,932
  *Digi International, Inc..................................  98,926    931,883
   Digimarc Corp............................................  27,972    549,370
  *Digital River, Inc....................................... 139,054  1,994,034
  *Diodes, Inc.............................................. 184,149  2,791,699
  *Ditech Networks, Inc.....................................  94,247    134,773
 #*Document Security Systems, Inc...........................  14,987     41,664
  *Dot Hill Systems Corp.................................... 691,220    670,483
  *DSP Group, Inc...........................................  95,872    527,296
  *DTS, Inc.................................................  72,089  1,512,427
  *Dynamics Research Corp...................................  93,697    604,346
   EarthLink, Inc........................................... 476,269  3,019,545
  #Ebix, Inc................................................ 169,396  3,691,139
  *Echelon Corp.............................................  48,148    159,370
  *EchoStar Corp. Class A...................................  58,131  1,846,241
  *Edgewater Technology, Inc................................  43,768    152,313
  *Elecsys Corp.............................................  10,067     32,114
   Electro Rent Corp........................................  93,066  1,462,998
   Electro Scientific Industries, Inc....................... 119,363  1,274,797
  *Electronics for Imaging, Inc............................. 213,926  3,713,755
  *Ellie Mae, Inc...........................................   4,915    122,875
 #*eMagin Corp..............................................  63,552    277,722
 #*EMCORE Corp..............................................  77,750    361,538
  *Emulex Corp.............................................. 365,692  2,545,216
  *Entegris, Inc............................................ 613,883  5,039,979
  *Entorian Technologies, Inc...............................  10,595     29,666
 #*Entropic Communications, Inc............................. 317,751  1,528,382
  *Envestnet, Inc...........................................  15,866    221,807
   EPIQ Systems, Inc........................................ 136,733  1,669,510
  *ePlus, Inc...............................................  18,427    659,134
  *Euronet Worldwide, Inc................................... 229,548  4,657,529
   Evolving Systems, Inc....................................   5,500     37,840
  *Exar Corp................................................ 204,440  1,747,962
  *ExlService Holdings, Inc................................. 143,308  4,247,649
  *Extreme Networks......................................... 437,427  1,426,012
  *Fabrinet.................................................  13,620    131,161
  #Fair Isaac Corp.......................................... 162,689  7,581,307
  *Fairchild Semiconductor International, Inc............... 593,739  6,982,371
  *FalconStor Software, Inc................................. 137,274    304,748
  *FARO Technologies, Inc...................................  65,959  2,651,552
   FEI Co................................................... 176,390  9,710,270
 #*Finisar Corp............................................. 204,057  2,350,737
 #*First Solar, Inc.........................................  33,472    813,704
  *FormFactor, Inc.......................................... 190,765    869,888
   Forrester Research, Inc..................................  94,401  2,731,965
  *Frequency Electronics, Inc...............................  47,309    396,923
  *Giga-tronics, Inc........................................   3,942      6,623
  *GigOptix, Inc............................................  17,782     30,585
  *Global Cash Access Holdings, Inc......................... 315,698  2,225,671
  *Globalscape, Inc.........................................  11,073     22,810
  *Globecomm Systems, Inc................................... 143,348  1,555,326
  *GSE Systems, Inc.........................................  72,970    130,616
  *GSI Group, Inc...........................................  65,070    505,594
  *GSI Technology, Inc......................................  96,942    541,906
 #*GT Advanced Technologies, Inc............................ 495,965  2,152,488
  *Guidance Software, Inc...................................  48,882    595,383
  *Hackett Group, Inc. (The)................................ 154,717    601,849
  *Harmonic, Inc............................................ 390,794  1,696,046

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Hauppauge Digital, Inc...................................  32,277 $   29,695
  #Heartland Payment Systems, Inc........................... 179,430  4,679,534
 #*Higher One Holdings, Inc.................................  29,137    368,000
 #*Hittite Microwave Corp...................................  87,474  4,954,527
 #*Hutchinson Technology, Inc...............................  89,355    125,097
  *I.D. Systems, Inc........................................  38,571    202,498
  *Identive Group, Inc...................................... 128,478    154,174
  *IEC Electronics Corp.....................................  33,539    242,152
 #*iGATE Corp............................................... 281,372  4,516,021
  *iGo, Inc................................................. 105,087     27,323
  *Ikanos Communications, Inc............................... 218,977    304,378
  *Imation Corp............................................. 143,848    657,385
  *Immersion Corp...........................................  91,211    394,032
 #*Infinera Corp............................................ 427,928  2,105,406
  *Infosonics Corp..........................................  34,050     32,007
  *Innodata, Inc............................................  80,576    289,268
  *Inphi Corp...............................................  19,904    166,596
  *Insight Enterprises, Inc................................. 188,292  3,044,682
 #*Integrated Device Technology, Inc........................ 684,219  3,722,151
  *Integrated Silicon Solution, Inc......................... 140,733  1,203,267
  *Intellicheck Mobilisa, Inc...............................  61,334     90,161
  *Interactive Intelligence Group, Inc......................  70,851  2,246,685
  *Intermec, Inc............................................ 172,259  1,167,916
  *Internap Network Services Corp........................... 319,865  2,191,075
 #*International Rectifier Corp............................. 238,849  3,699,771
   Internet Patents Corp....................................   1,533      5,243
  *Interphase Corp..........................................  23,732     50,786
   Intersil Corp. Class A................................... 556,686  3,924,636
  *inTEST Corp..............................................  43,077    104,246
  *Intevac, Inc.............................................  80,753    403,765
  *IntraLinks Holdings, Inc.................................     637      3,561
  *IntriCon Corp............................................  23,513    115,919
  *iPass, Inc............................................... 479,670    930,560
  *Iteris, Inc..............................................  19,424     30,690
 #*Itron, Inc............................................... 165,605  6,799,741
 #*Ixia..................................................... 286,772  4,017,676
  *IXYS Corp................................................ 126,777  1,206,917
  #j2 Global, Inc........................................... 205,316  6,167,693
  *JDA Software Group, Inc.................................. 196,352  7,488,865
  *Kemet Corp............................................... 151,800    689,172
  *Kenexa Corp..............................................  88,542  4,069,390
  *Key Tronic Corp..........................................  50,299    570,894
   Keynote Systems, Inc.....................................  68,280    975,721
 #*KIT Digital, Inc......................................... 165,559    460,254
  *Kopin Corp............................................... 251,399    945,260
  *Kulicke & Soffa Industries, Inc.......................... 348,534  3,575,959
  *KVH Industries, Inc......................................  61,236    846,282
  *Lantronix, Inc...........................................   2,333      3,663
  *Lattice Semiconductor Corp............................... 540,283  2,096,298
  #Lender Processing Services, Inc.......................... 159,168  3,837,540
  #Lexmark International, Inc. Class A......................  25,962    551,952
  *LGL Group, Inc. (The)....................................   7,103     43,470
  *LightPath Technologies, Inc. Class A.....................   1,850      1,739
 #*Limelight Networks, Inc.................................. 393,678    830,661
  *Lionbridge Technologies, Inc............................. 180,853    573,304
 #*Liquidity Services, Inc..................................  65,114  2,684,650
  #Littlefuse, Inc.......................................... 102,523  5,495,233
  *LogMeIn, Inc.............................................  10,996    271,381
  *LoJack Corp..............................................  88,416    201,588
  *LookSmart, Ltd...........................................   2,267      1,859
   Loral Space & Communications, Inc........................ 120,478  9,476,799

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *LTX-Credence Corp........................................ 319,926 $1,781,988
  *Magnachip Semiconductor Corp.............................  57,832    650,610
  *Management Network Group, Inc............................  42,154     98,219
  *Manhattan Associates, Inc................................  94,929  5,695,740
   ManTech International Corp. Class A......................  86,509  1,987,112
  #Marchex, Inc. Class B....................................  96,761    395,752
  *Market Leader, Inc.......................................  91,457    621,908
 #*Mattersight Corp.........................................  26,897    148,740
  *Mattson Technology, Inc.................................. 142,298    127,712
   MAXIMUS, Inc............................................. 154,447  8,522,385
  *MaxLinear, Inc. Class A..................................   4,257     24,180
  *Measurement Specialties, Inc.............................  68,872  2,245,916
  *MEMSIC, Inc..............................................  13,970     24,448
  *Mentor Graphics Corp..................................... 506,383  7,859,064
  *Mercury Computer Systems, Inc............................ 226,389  1,855,258
   Mesa Laboratories, Inc...................................  14,553    709,750
   Methode Electronics, Inc................................. 147,563  1,493,338
   Micrel, Inc.............................................. 273,555  2,650,748
 #*Microsemi Corp........................................... 409,227  7,857,158
 #*Mindspeed Technologies, Inc.............................. 121,524    414,397
  *MIPS Technologies, Inc................................... 265,016  1,852,462
  #MKS Instruments, Inc..................................... 226,724  5,357,488
   MOCON, Inc...............................................  23,794    360,003
  *ModusLink Global Solutions, Inc.......................... 156,445    458,384
  *MoneyGram International, Inc.............................  52,373    813,876
  *Monolithic Power Systems, Inc............................ 169,063  3,284,894
   Monotype Imaging Holdings, Inc........................... 159,405  2,440,491
 #*Monster Worldwide, Inc................................... 174,254  1,083,860
  *MoSys, Inc............................................... 112,827    455,821
  *Move, Inc................................................ 174,313  1,445,055
   MRV Communications, Inc.................................. 694,216    408,893
   MTS Systems Corp.........................................  71,634  3,611,070
  *Multi-Fineline Electronix, Inc...........................  96,276  2,035,275
  *Nanometrics, Inc......................................... 173,921  2,393,153
  *NAPCO Security Technologies, Inc.........................  14,747     49,697
  *NCI, Inc. Class A........................................  28,077    157,793
 #*NETGEAR, Inc............................................. 174,266  6,188,186
 #*NetList, Inc.............................................  78,133     85,946
  *NetScout Systems, Inc.................................... 191,368  4,732,531
 #*NeuStar, Inc. Class A.................................... 247,646  9,061,367
  *Newport Corp............................................. 221,885  2,400,796
  *Newtek Business Services, Inc............................ 148,095    291,747
   NIC, Inc................................................. 239,252  3,421,304
  *Novatel Wireless, Inc.................................... 101,083    166,787
 #*NumereX Corp. Class A....................................  47,759    548,273
 #*Oclaro, Inc.............................................. 239,817    472,439
  *Official Payments Holdings, Inc..........................  52,586    268,714
  *OmniVision Technologies, Inc............................. 218,204  3,120,317
 #*Omtool, Ltd..............................................   3,470     14,748
  *Online Resources Corp.................................... 132,396    381,300
  *Onvia, Inc...............................................   2,306      8,947
 #*OpenTable, Inc...........................................  13,517    634,893
  *Oplink Communications, Inc...............................  79,603  1,182,901
  #OPNET Technologies, Inc..................................  75,339  3,196,634
   Optical Cable Corp.......................................  26,264    110,834
  *OSI Systems, Inc.........................................  88,563  7,018,618
  *Overland Storage, Inc....................................  62,392    103,571
  *PAR Technology Corp......................................  35,625    190,594
   Park Electrochemical Corp................................  83,799  2,079,891
 #*ParkerVision, Inc........................................  71,039    110,821
   PC Connection, Inc.......................................  50,404    518,657

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            Shares     Value+
                                                           --------- ----------
Information Technology -- (Continued)
  *PC Mall, Inc...........................................    42,066 $  267,540
   PC-Tel, Inc............................................    58,100    378,812
  *PDF Solutions, Inc.....................................   115,183  1,525,023
  *Perceptron, Inc........................................    28,219    148,996
  *Perficient, Inc........................................   145,029  1,648,980
  *Performance Technologies, Inc..........................    38,515     45,833
  *Pericom Semiconductor Corp.............................    89,400    691,062
  *Pervasive Software, Inc................................    46,662    400,360
  *PFSweb, Inc............................................     6,817     20,724
  *Photronics, Inc........................................   247,977  1,212,608
  *Pixelworks, Inc........................................    48,551    113,124
  *Planar Systems, Inc....................................   280,770    370,616
  #Plantronics, Inc.......................................   187,685  6,088,501
  *Plexus Corp............................................   145,902  3,926,223
  *PLX Technology, Inc....................................   114,546    495,984
 #*PMC-Sierra, Inc........................................ 1,047,069  4,900,283
   Power Integrations, Inc................................   133,044  3,935,442
 #*Power-One, Inc.........................................   411,352  1,657,749
  *Presstek, Inc..........................................    81,714     40,448
  *PRGX Global, Inc.......................................    96,338    753,363
 #*Progress Software Corp.................................   275,183  5,426,609
  *PROS Holdings, Inc.....................................    28,916    558,946
   Pulse Electronics Corp.................................    25,569     14,063
   QAD, Inc. Class A......................................    47,305    578,540
   QAD, Inc. Class B......................................    13,168    158,016
 #*QLogic Corp............................................   404,569  3,794,857
  *Qualstar Corp..........................................    25,800     35,862
  *Quantum Corp...........................................   651,001    683,551
 #*QuickLogic Corp........................................    35,762     93,696
 #*QuinStreet, Inc........................................    60,672    371,313
  *Radisys Corp...........................................   125,621    356,764
 #*RealD, Inc.............................................    39,217    366,679
  *RealNetworks, Inc......................................   142,378  1,077,801
 #*RealPage, Inc..........................................    45,924  1,002,521
  *Reis, Inc..............................................    40,187    469,987
  *Relm Wireless Corp.....................................    30,643     51,480
 #*Remark Media, Inc......................................       436        488
 #*Research Frontiers, Inc................................     4,300     17,888
  *Responsys, Inc.........................................    56,733    507,193
   RF Industries, Ltd.....................................    28,527    125,804
  *RF Micro Devices, Inc.................................. 1,098,709  4,845,307
   Richardson Electronics, Ltd............................    58,120    677,098
   Rimage Corp............................................    30,437    182,013
  *Rofin-Sinar Technologies, Inc..........................   119,821  2,181,940
  *Rogers Corp............................................    68,968  2,718,029
 #*Rosetta Stone, Inc.....................................    72,756    851,973
 #*Rubicon Technology, Inc................................    82,366    715,761
  *Rudolph Technologies, Inc..............................   311,455  2,961,937
  *Saba Software, Inc.....................................    62,892    633,951
  *Sanmina-SCI Corp.......................................   288,684  2,566,401
  *Sapient Corp...........................................   552,217  5,676,791
  *ScanSource, Inc........................................   106,049  3,101,933
  *Schmitt Industries, Inc................................     2,366      7,216
  *Scientific Learning Corp...............................     9,751      8,483
  *SciQuest, Inc..........................................     1,892     28,721
  *SeaChange International, Inc...........................   147,667  1,336,386
  *Selectica, Inc.........................................    10,332     56,103
 #*Semtech Corp...........................................   302,581  7,555,448
  *Sevcon, Inc............................................     7,783     32,455
  *ShoreTel, Inc..........................................   165,115    731,459
  *Sigma Designs, Inc.....................................   122,227    726,028

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Information Technology -- (Continued)
  *Sigmatron International, Inc..........................     2,200 $     9,680
 #*Silicon Graphics International Corp...................    98,302     758,891
  *Silicon Image, Inc....................................   348,357   1,532,771
  *Silicon Laboratories, Inc.............................   166,125   6,714,772
  *Smith Micro Software, Inc.............................   119,075     148,844
  *SMTC Corp.............................................    18,570      51,996
  *SolarWinds, Inc.......................................   262,245  13,266,975
 #*Sonic Foundry, Inc....................................    10,310      81,243
  *Sonus Networks, Inc................................... 1,309,270   2,435,242
  *Soundbite Communications, Inc.........................     2,200       5,170
 #*Sourcefire, Inc.......................................    30,929   1,323,452
  *Spansion, Inc. Class A................................   246,963   2,738,820
 #*Spark Networks, Inc...................................    31,952     209,605
  *Spire Corp............................................    21,130      11,622
  *SS&C Technologies Holdings, Inc.......................   104,492   2,510,943
  *Stamps.com, Inc.......................................    50,880   1,400,218
  *StarTek, Inc..........................................    50,089     145,258
 #*STEC, Inc.............................................   184,015   1,080,168
 #*STR Holdings, Inc.....................................    47,450     102,018
 #*Stratasys, Inc........................................    71,383   4,759,105
 #*SunPower Corp.........................................    63,290     272,780
  *Super Micro Computer, Inc.............................   170,353   1,347,492
  *Supertex, Inc.........................................    46,643     891,348
  *Support.com, Inc......................................   194,330     901,691
  *Sycamore Networks, Inc................................   112,283     648,996
  *Symmetricom, Inc......................................   329,857   2,028,621
 #*Synaptics, Inc........................................   128,784   2,982,637
 #*SYNNEX Corp...........................................   163,435   5,293,660
  #Syntel, Inc...........................................   122,280   7,289,111
 #*Take-Two Interactive Software, Inc....................   356,050   3,969,958
  *Tech Data Corp........................................    35,439   1,570,302
   Technical Communications Corp.........................       400       2,188
  *TechTarget, Inc.......................................   151,203     722,750
  *TeleCommunication Systems, Inc. Class A...............   189,565     401,878
  *TeleNav, Inc..........................................    56,580     398,323
  *TeleTech Holdings, Inc................................   233,957   3,939,836
   Tellabs, Inc..........................................   215,195     628,369
   Telular Corp..........................................    92,276     921,837
   Tessco Technologies, Inc..............................    34,120     709,696
   Tessera Technologies, Inc.............................   203,970   2,890,255
   TheStreet, Inc........................................    96,581     156,461
 #*THQ, Inc..............................................    21,692      61,388
  *TNS, Inc..............................................   101,823   1,458,105
  *Transact Technologies, Inc............................    30,291     234,452
  *TranSwitch Corp.......................................    22,072      21,851
 #*Travelzoo, Inc........................................     1,454      25,954
  *Trio-Tech International...............................     3,256       5,763
  *TriQuint Semiconductor, Inc...........................   644,664   3,029,921
  *TSR, Inc..............................................     5,056      21,488
  *TTM Technologies, Inc.................................   281,360   2,532,240
 #*Tyler Technologies, Inc...............................   134,868   6,448,039
  *Ultimate Software Group, Inc..........................    48,942   4,960,761
  *Ultra Clean Holdings..................................    86,106     398,671
  *Ultratech, Inc........................................   121,602   3,758,718
  *Unisys Corp...........................................   189,367   3,228,707
   United Online, Inc....................................   365,294   1,957,976
 #*Universal Display Corp................................       240       7,867
  *Unwired Planet, Inc...................................   413,534     583,083
 #*USA Technologies, Inc.................................    17,630      26,445
  *UTStarcom Holdings Corp...............................   447,840     443,362
 #*ValueClick, Inc.......................................   363,448   6,058,678

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Information Technology -- (Continued)
 #*Veeco Instruments, Inc................................. 180,076 $  5,528,333
 #*Verint Systems, Inc.................................... 152,433    4,156,848
 #*ViaSat, Inc............................................ 170,550    6,624,162
  *Viasystems Group, Inc..................................  37,579      575,334
  *Vicon Industries, Inc..................................  14,689       43,333
  *Video Display Corp.....................................  21,287       75,782
  *Virtusa Corp........................................... 116,210    1,994,164
 #*Vishay Intertechnology, Inc............................ 460,857    3,815,896
  *Vishay Precision Group, Inc............................  28,087      366,535
 #*VistaPrint NV.......................................... 160,191    4,881,020
  *Volterra Semiconductor Corp............................ 102,050    1,854,248
   Wayside Technology Group, Inc..........................   5,442       67,372
  *Web.com Group, Inc..................................... 227,520    3,590,266
  *WebMediaBrands, Inc....................................  22,428       52,706
  *Websense, Inc.......................................... 178,070    2,354,085
  *Westell Technologies, Inc. Class A..................... 295,909      603,654
 #*WEX, Inc............................................... 108,284    7,989,194
  *Winland Electronics, Inc...............................   3,003        2,012
  *Wireless Ronin Technologies, Inc.......................  37,195       28,640
  *Wireless Telecom Group, Inc............................  61,160       74,004
  *WPCS International, Inc................................  34,365       17,526
  *XO Group, Inc.......................................... 123,486      994,062
   Xyratex, Ltd...........................................  63,930      528,701
 #*Zebra Technologies Corp. Class A....................... 209,877    7,540,881
  *Zhone Technologies, Inc................................  49,121       21,618
  *Zix Corp............................................... 234,046      678,733
  *Zygo Corp..............................................  80,557    1,499,971
                                                                   ------------
Total Information Technology..............................          802,820,486
                                                                   ------------
Materials -- (4.7%)
   A. Schulman, Inc....................................... 125,912    3,230,902
 #*A.M. Castle & Co.......................................  85,778    1,042,203
  *AEP Industries, Inc....................................  24,791    1,584,889
  #AMCOL International Corp............................... 131,718    4,159,654
  *American Biltrite, Inc.................................      62       31,000
  *American Pacific Corp..................................  25,791      340,957
   American Vanguard Corp................................. 133,934    4,785,462
 #*Arabian American Development Co........................  28,849      246,370
   Balchem Corp........................................... 104,962    3,655,826
   Boise, Inc............................................. 434,926    3,649,029
   Buckeye Technologies, Inc.............................. 184,583    4,836,075
  *Calgon Carbon Corp..................................... 258,374    3,201,254
  *Century Aluminum Co.................................... 332,713    2,378,898
   Chase Corp.............................................  27,069      498,882
  *Chemtura Corp.......................................... 395,712    6,303,692
  *Clearwater Paper Corp.................................. 101,933    4,030,431
  *Coeur d'Alene Mines Corp............................... 155,247    4,798,685
   Commercial Metals Co................................... 534,641    7,356,660
  *Contango ORE, Inc......................................   4,405       29,734
  *Continental Materials Corp.............................     397        4,849
  *Core Molding Technologies, Inc.........................  29,890      209,828
   Deltic Timber Corp.....................................  42,817    2,905,562
   Detrex Corp............................................     500       12,000
  #Eagle Materials, Inc................................... 212,595   11,261,157
  *Ferro Corp............................................. 298,612      785,350
   Flamemaster Corp.......................................     189        1,885
 #*Flotek Industries, Inc................................. 139,348    1,548,156
   Friedman Industries, Inc...............................  25,497      273,583
   FutureFuel Corp........................................   2,107       24,842
 #*General Moly, Inc...................................... 237,185      877,584
   Georgia Gulf Corp...................................... 161,620    5,719,732

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Materials -- (Continued)
   Globe Specialty Metals, Inc...........................   273,242 $ 4,106,827
 #*Gold Resource Corp....................................     5,964      99,718
 #*Golden Minerals Co....................................    51,086     223,246
  *Graphic Packaging Holding Co.......................... 1,295,284   7,668,081
   Greif, Inc. Class A...................................     2,455     103,012
   H.B. Fuller Co........................................   225,679   6,860,642
   Hawkins, Inc..........................................    41,484   1,622,024
   Haynes International, Inc.............................    52,410   2,656,139
  *Headwaters, Inc.......................................   223,629   1,607,893
  #Hecla Mining Co....................................... 1,296,250   8,529,325
  *Horsehead Holding Corp................................   166,618   1,507,893
   Innophos Holdings, Inc................................   101,455   4,834,331
  *Innospec, Inc.........................................   102,771   3,327,725
 #*Intrepid Potash, Inc..................................   159,298   3,461,546
   Kaiser Aluminum Corp..................................    87,195   5,282,273
  *KapStone Paper & Packaging Corp.......................   196,449   4,315,985
   KMG Chemicals, Inc....................................    42,573     727,147
   Koppers Holdings, Inc.................................    91,867   3,279,652
  *Kraton Performance Polymers, Inc......................   127,613   2,784,516
  #Kronos Worldwide, Inc.................................    21,531     287,439
  *Landec Corp...........................................   118,167   1,278,567
  *Louisiana-Pacific Corp................................   633,346  10,000,533
  *LSB Industries, Inc...................................    93,000   3,745,110
  *Material Sciences Corp................................   234,547   2,054,632
   Materion Corp.........................................    80,020   1,676,419
 #*McEwen Mining, Inc....................................   195,265     948,988
  *Mercer International, Inc.............................   152,977   1,069,309
  *Metals USA Holdings Corp..............................   123,293   1,797,612
  #Minerals Technologies, Inc............................    77,048   5,521,260
 #*Mines Management, Inc.................................    58,244      69,893
  *Mod-Pac Corp..........................................    28,616     192,013
   Myers Industries, Inc.................................   152,530   2,262,020
   Neenah Paper, Inc.....................................    98,399   2,548,534
  #NewMarket Corp........................................    11,375   3,086,151
   Noranda Aluminum Holding Corp.........................    87,899     538,821
  *Northern Technologies International Corp..............    16,245     180,482
   Olin Corp.............................................   368,461   7,641,881
   Olympic Steel, Inc....................................    37,965     683,370
  *OM Group, Inc.........................................   117,450   2,376,014
  *Omnova Solutions, Inc.................................   214,609   1,682,535
   P.H. Glatfelter Co....................................   161,183   2,870,669
  *Penford Corp..........................................    48,727     375,198
   PolyOne Corp..........................................   398,668   7,546,785
   Quaker Chemical Corp..................................    57,973   3,071,989
 #*Resolute Forest Products..............................     6,142      74,932
  *Revett Minerals, Inc..................................     7,337      26,266
  *RTI International Metals, Inc.........................   137,420   3,131,802
   Schnitzer Steel Industries, Inc. Class A..............    83,999   2,394,811
   Schweitzer-Mauduit International, Inc.................   143,336   5,021,060
  *Senomyx, Inc..........................................    60,712     105,639
   Sensient Technologies Corp............................   223,712   8,138,643
  *Spartech Corp.........................................   107,182     917,478
  #Stepan Co.............................................    46,934   4,496,277
 #*Stillwater Mining Co..................................   267,369   2,783,311
  *SunCoke Energy, Inc...................................    55,929     898,779
   Synalloy Corp.........................................    15,203     209,345
 #*Texas Industries, Inc.................................   128,964   5,562,217
   Tredegar Corp.........................................    81,691   1,386,296
  *UFP Technologies, Inc.................................     3,300      54,780
  *United States Lime & Minerals, Inc....................    24,502   1,073,433
  *Universal Stainless & Alloy Products, Inc.............    28,848     992,371

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Materials -- (Continued)
  #Valhi, Inc.............................................  84,462 $  1,059,153
  *Verso Paper Corp.......................................   9,552       12,036
   Vulcan International Corp..............................     700       24,955
   Wausau Paper Corp...................................... 329,594    2,725,742
  *Webco Industries, Inc..................................     600       75,000
   Westlake Chemical Corp.................................  40,516    3,081,647
   Worthington Industries, Inc............................ 318,954    6,895,785
   Zep, Inc...............................................  80,675    1,156,073
 #*Zoltek Cos., Inc....................................... 148,277    1,015,697
                                                                   ------------
Total Materials...........................................          259,602,858
                                                                   ------------
Other -- (0.0%)
 .*Allen Organ Co. Escrow Shares..........................     800           --
 .*Big 4 Ranch, Inc.......................................   3,200           --
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares...........   5,100           --
 .*Concord Camera Corp. Escrow Shares..................... 113,476           --
 .*Cubist Pharmaceuticals, Inc. Escrow Shares............. 106,674           --
 .*DLB Oil & Gas, Inc. Escrow Shares......................   1,300           --
 .*Gerber Scientific, Inc. Escrow Shares.................. 166,622           --
 .*iGo, Inc. Escrow Shares................................   4,100           --
 .*Petrocorp, Inc. Escrow Shares..........................   6,900          414
 .*Price Communications Liquidation Trust................. 159,870           --
 .*Voyager Learning Co. Escrow Shares.....................  72,800           --
                                                                   ------------
Total Other...............................................                  414
                                                                   ------------
Telecommunication Services -- (0.4%)
   Atlantic Tele-Network, Inc.............................  54,691    2,266,395
  *Boingo Wireless, Inc...................................   1,363        9,977
  *Cbeyond, Inc...........................................  95,024      727,884
 #*Cincinnati Bell, Inc................................... 882,853    4,599,664
   Consolidated Communications Holdings, Inc.............. 156,153    2,411,002
  *General Communications, Inc. Class A................... 271,241    2,370,646
  *Hawaiian Telcom Holdco, Inc............................   4,984       85,077
   HickoryTech Corp.......................................  56,468      601,384
   IDT Corp. Class B......................................  78,131      790,686
  *Iridium Communications, Inc............................ 186,953    1,381,583
 #*Leap Wireless International, Inc....................... 246,684    1,317,293
   Lumos Networks Corp....................................  75,547      594,555
  *Neutral Tandem, Inc.................................... 139,144      642,845
   NTELOS Holdings Corp...................................  41,449      632,097
  *ORBCOMM, Inc........................................... 133,750      468,125
  *Premiere Global Services, Inc.......................... 220,772    1,876,562
   Primus Telecommunications Group, Inc...................   6,553       95,870
   Shenandoah Telecommunications Co.......................  71,050    1,116,906
   USA Mobility, Inc......................................  88,098      973,483
  *Vonage Holdings Corp................................... 554,353    1,258,381
  #Warwick Valley Telephone Co............................  24,398      320,590
                                                                   ------------
Total Telecommunication Services..........................           24,541,005
                                                                   ------------
Utilities -- (2.9%)
   ALLETE, Inc............................................ 176,818    7,359,165
   AMEN Properties, Inc...................................      19       10,308
   American States Water Co...............................  88,479    3,894,846
  #Artesian Resources Corp. Class A.......................  17,254      397,015
  #Atlantic Power Corp.................................... 261,139    3,922,308
   Avista Corp............................................ 274,057    6,966,529
   Black Hills Corp....................................... 204,939    7,330,668
 #*Cadiz, Inc.............................................  14,035      120,701
   California Water Service Group......................... 196,006    3,610,431
   CH Energy Group, Inc...................................  59,619    3,877,024

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        Shares       Value+
                                                      ---------- --------------
Utilities -- (Continued)
   Chesapeake Utilities Corp.........................     43,371 $    2,037,136
   Cleco Corp........................................    108,326      4,674,267
   Connecticut Water Services, Inc...................     36,090      1,105,437
   Consolidated Water Co., Ltd.......................     23,697        186,021
  #Delta Natural Gas Co., Inc........................     15,455        303,845
 #*Dynegy, Inc.......................................      3,449         64,496
   El Paso Electric Co...............................    178,124      6,054,435
   Empire District Electric Co. (The)................    187,509      4,070,820
   Gas Natural, Inc..................................     17,389        173,542
   Genie Energy, Ltd. Class B........................     78,698        551,673
  *GenOn Energy, Inc.................................    586,518      1,507,351
   IDACORP, Inc......................................    193,796      8,666,557
   Laclede Group, Inc. (The).........................    100,944      4,203,308
  #MGE Energy, Inc...................................     99,648      5,245,471
   Middlesex Water Co................................     66,664      1,289,282
  #New Jersey Resources Corp.........................    144,280      6,414,689
  #Northwest Natural Gas Co..........................    117,604      5,472,114
   NorthWestern Corp.................................    171,139      6,128,488
  #Ormat Technologies, Inc...........................     45,658        868,872
   Otter Tail Corp...................................    156,694      3,781,026
  #Piedmont Natural Gas Co...........................      7,181        228,858
  #PNM Resources, Inc................................    355,596      7,880,007
   Portland General Electric Co......................    338,710      9,280,654
   RGC Resources, Inc................................      6,328        113,271
   SJW Corp..........................................     69,750      1,690,740
   South Jersey Industries, Inc......................    135,163      6,837,896
   Southwest Gas Corp................................    188,482      8,193,313
  *Synthesis Energy Systems, Inc.....................     48,546         62,624
  *Two Rivers Water Co...............................        247            309
  #UIL Holdings Corp.................................    225,707      8,163,822
   Unitil Corp.......................................     61,095      1,624,516
   UNS Energy Corp...................................    188,203      8,024,976
   WGL Holdings, Inc.................................    129,931      5,167,356
   York Water Co.....................................     50,938        884,794
                                                                 --------------
Total Utilities......................................               158,440,961
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,547,710,908
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc.................................        771         54,227
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
 .*Allos Therapeutics, Inc. Contingent Value Rights..    257,338          2,573
 .*Camco Financial Corp. Rights 11/01/12.............      9,661            966
 .*Capital Bank Corp. Contingent Value Rights........      2,560             --
  *Capital Bank Financial Corp. Contingent Value.....
    Rights...........................................     57,808         12,718
 .*CSF Holding, Inc. Litigation Rights...............      3,250             --
 .*CVR Energy, Inc. Contingent Value Rights..........    328,935             --
  *Dynegy, Inc.......................................     53,156         86,113
 .*Emergent Biosolutions, Inc. Contingent Value......
    Rights...........................................     17,329             --
  *FieldPoint Petroleum Corp. Warrants 03/23/17......     31,886         33,161
 .*PhotoMedex, Inc. Contingent Value Warrants........      1,607             --
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17.....      9,325             --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17.....      9,325             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   135,531
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares................. 12,912,865     12,912,865
                                                                 --------------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)        Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (17.2%)............
(S)@DFA Short Term Investment Fund..................  81,663,903 $  944,851,354
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $2,568,587
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $2,576,317) to be repurchased at
     $2,493,732..................................... $     2,494      2,493,711
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                947,345,065
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,856,877,158)............................             $5,508,158,596
                                                                 ==============

                           U.S. MICRO CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Shares    Value+
                                                             ------- ----------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (15.7%)
  *1-800-FLOWERS.COM, Inc. Class A.......................... 162,378 $  589,432
   A.H. Belo Corp. Class A.................................. 240,620  1,203,100
  *AFC Enterprises, Inc..................................... 157,649  3,991,673
 #*ALCO Stores, Inc.........................................  52,342    519,233
  *Aldila, Inc..............................................  52,806    157,362
   Ambassadors Group, Inc................................... 141,374    723,835
   Amcon Distributing Co....................................   5,690    358,356
 #*American Apparel, Inc.................................... 139,268    147,624
 #*American Public Education, Inc........................... 113,467  4,133,603
  *America's Car-Mart, Inc.................................. 104,356  4,368,342
   Ameristar Casinos, Inc................................... 194,285  3,545,701
   Arbitron, Inc............................................ 130,881  4,758,833
  *Arctic Cat, Inc.......................................... 112,187  4,069,022
   Ark Restaurants Corp.....................................  36,613    618,027
  *Asbury Automotive Group, Inc............................. 279,819  8,875,859
  *Ascent Capital Group, Inc. Class A.......................  47,367  2,815,968
  *Ballantyne Strong, Inc...................................  76,188    307,038
 #*Barnes & Noble, Inc...................................... 389,677  6,562,161
   Bassett Furniture Industries, Inc........................  89,635  1,028,113
  *BB Liquidating, Inc...................................... 595,858      9,832
 #*Beasley Broadcast Group, Inc. Class A....................  65,543    318,539
 #*Beazer Homes USA, Inc.................................... 126,773  2,090,487
   bebe stores, Inc......................................... 534,205  2,163,530
   Belo Corp. Class A....................................... 766,060  5,730,129
   Big 5 Sporting Goods Corp................................  93,730    837,009
  *Biglari Holdings, Inc....................................  12,870  4,550,961
  *Black Diamond, Inc....................................... 137,350  1,304,825
  *Blue Nile, Inc...........................................   8,341    315,040
  *Bluegreen Corp........................................... 280,227  1,661,746
  #Blyth, Inc............................................... 111,212  2,540,082
   Bob Evans Farms, Inc.....................................  61,413  2,337,993
  *Body Central Corp........................................  59,423    593,636
   Bon-Ton Stores, Inc. (The)............................... 124,482  1,528,639
 #*Books-A-Million, Inc.....................................  60,674    178,988
   Bowl America, Inc. Class A...............................  55,406    707,812
 #*Boyd Gaming Corp.........................................  39,623    244,474
  *Bravo Brio Restaurant Group, Inc.........................  50,855    671,286
  *Brookfield Residential Properties, Inc...................  13,555    234,502
   Brown Shoe Co., Inc...................................... 257,255  4,059,484
 #*Build-A-Bear Workshop, Inc...............................  93,829    336,846
  *Cache, Inc............................................... 109,084    299,981
   Callaway Golf Co......................................... 405,481  2,213,926
  *Cambium Learning Group, Inc..............................  93,736     85,300
   Canterbury Park Holding Corp.............................  26,287    264,184
  *Capella Education Co.....................................  49,722  1,552,321
  *Career Education Corp....................................   5,760     19,584
 #*Caribou Coffee Co., Inc.................................. 128,024  1,532,447
  *Carmike Cinemas, Inc.....................................  98,331  1,339,268
  #Carriage Services, Inc................................... 166,200  1,766,706
  *Carrols Restaurant Group, Inc............................ 237,046  1,521,835
  *Casual Male Retail Group, Inc............................ 260,554  1,005,738
   Cato Corp. Class A (The)................................. 247,558  7,025,696
  *Cavco Industries, Inc....................................  56,847  2,747,984
  #CEC Entertainment, Inc................................... 136,054  4,217,674
  *Central European Media Enterprises, Ltd. Class A.........   6,107     32,734
  *Charles & Colvard, Ltd...................................  60,498    241,387
  #Cherokee, Inc............................................  83,413  1,201,981
   Christopher & Banks Corp................................. 167,376    522,213

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *Chromcraft Revington, Inc................................  81,837 $   54,094
   Churchill Downs, Inc..................................... 117,187  7,655,827
  *Citi Trends, Inc......................................... 127,065  1,560,358
  *Coast Distribution System, Inc. (The)....................  41,382     81,523
  *Cobra Electronics Corp...................................  47,132    230,004
 #*Coldwater Creek, Inc.....................................  81,244    337,163
   Collectors Universe, Inc.................................  57,953    695,436
 #*Conn's, Inc.............................................. 303,338  7,683,552
   Cooper Tire & Rubber Co.................................. 282,260  5,681,894
   Core-Mark Holding Co., Inc...............................  67,786  3,244,916
 #*Corinthian Colleges, Inc................................. 264,283    721,493
 #*Crown Media Holdings, Inc. Class A....................... 170,294    296,312
   CSS Industries, Inc......................................  52,438  1,054,004
   Culp, Inc................................................ 186,578  2,358,346
  *Cumulus Media, Inc. Class A.............................. 205,551    505,655
  *Cybex International, Inc.................................   6,772     16,727
 #*Daily Journal Corp.......................................     200     18,904
  *dELiA*s, Inc.............................................   7,960     10,507
  *Delta Apparel, Inc.......................................  77,201  1,168,823
   Destination Maternity Corp............................... 100,708  1,909,424
 .*DGSE Cos., Inc...........................................   8,313     61,766
  *Dial Global, Inc.........................................     279        681
 #*Digital Generation, Inc.................................. 134,514  1,250,980
 #*DineEquity, Inc.......................................... 112,662  7,063,907
  *Dixie Group, Inc. (The).................................. 104,300    413,028
 #*Dorman Products, Inc..................................... 312,058  9,533,372
   Dover Downs Gaming & Entertainment, Inc.................. 142,541    339,248
  *Dover Motorsports, Inc................................... 168,371    249,189
  *Drew Industries, Inc..................................... 186,174  5,896,131
  #DSW, Inc. Class A........................................  18,756  1,173,938
  *E.W. Scripps Co. Class A (The)........................... 256,795  2,724,595
  *EDCI Holdings, Inc.......................................  62,230    287,814
 #*Education Management Corp................................   1,200      3,816
  #Educational Development Corp.............................  36,900    146,124
   Einstein Noah Restaurant Group, Inc......................  74,541  1,150,168
  *ELXSI Corp...............................................   7,100     97,625
  *Emerson Radio Corp....................................... 243,478    413,913
  *Emmis Communications Corp. Class A....................... 300,222    615,455
  *Empire Resorts, Inc......................................  29,016     44,394
 #*Entercom Communications Corp. Class A.................... 356,444  2,320,450
  *Entertainment Gaming Asia, Inc...........................   5,434     13,585
   Entravision Communications Corp. Class A................. 971,879  1,312,037
   Escalade, Inc............................................  62,320    324,064
  #Ethan Allen Interiors, Inc............................... 216,401  6,364,353
 #*Ever-Glory International Group, Inc......................   1,379      1,862
  *Exide Technologies....................................... 336,692  1,026,911
  *Famous Dave's of America, Inc............................  49,507    390,115
  *Federal-Mogul Corp.......................................  10,694     80,633
  *Fiesta Restaurant Group, Inc............................. 211,158  2,791,509
  #Finish Line, Inc. Class A (The).......................... 376,378  7,830,544
  *Fisher Communications, Inc...............................  25,775    650,561
  *Flanigan's Enterprises, Inc..............................  20,756    152,141
   Flexsteel Industries, Inc................................  55,532  1,117,859
  *Frederick's of Hollywood Group, Inc......................   3,103        900
  #Fred's, Inc. Class A..................................... 298,368  4,042,886
   Frisch's Restaurants, Inc................................  63,337  1,132,466
  *Fuel Systems Solutions, Inc.............................. 138,774  2,257,853
  *Full House Resorts, Inc..................................  66,136    208,328
  *Furniture Brands International, Inc...................... 194,801    296,098
  *Gaiam, Inc. Class A......................................  66,689    219,407
   Gaming Partners International Corp.......................  14,659     91,619

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *Geeknet, Inc.............................................   3,079 $   55,945
  *Genesco, Inc.............................................  57,035  3,268,106
  *Gentherm, Inc............................................  77,647    933,317
  *G-III Apparel Group, Ltd................................. 148,271  5,480,096
  *Global Sources, Ltd......................................   2,635     15,072
  *Gordmans Stores, Inc.....................................  22,024    331,681
 #*Grand Canyon Education, Inc.............................. 291,908  6,351,918
  *Gray Television, Inc..................................... 361,397    769,776
  *Gray Television, Inc. Class A............................  41,200     86,932
  #Group 1 Automotive, Inc..................................  80,959  5,020,268
  *Hallwood Group, Inc. (The)...............................   6,988     45,073
  *Hampshire Group, Ltd.....................................  25,800     75,465
  *Harris Interactive, Inc.................................. 559,304    838,956
   Harte-Hanks, Inc......................................... 358,710  1,998,015
  *Hastings Entertainment, Inc..............................  92,939    185,878
   Haverty Furniture Cos., Inc.............................. 141,030  2,116,860
   Haverty Furniture Cos., Inc. Class A.....................  18,855    281,505
  *Heelys, Inc..............................................   9,600     21,792
  *Helen of Troy, Ltd....................................... 190,112  5,745,185
 .*Here Media, Inc..........................................   9,920         99
 .*Here Media, Inc. Special Shares..........................   9,920         99
 #*hhgregg, Inc............................................. 146,573    885,301
 #*Hibbett Sports, Inc...................................... 117,056  6,319,853
  *Hollywood Media Corp.....................................   1,798      2,391
   Hooker Furniture Corp....................................  88,584  1,208,286
  #Hot Topic, Inc........................................... 284,539  2,447,035
  *Insignia Systems, Inc....................................  51,150     83,886
  #Interval Leisure Group, Inc.............................. 339,777  6,476,150
 #*iRobot Corp.............................................. 160,139  2,877,698
  *Isle of Capri Casinos, Inc............................... 122,131    742,556
 #*ITT Educational Services, Inc............................  10,887    233,962
 #*Jack in the Box, Inc..................................... 193,270  5,026,953
   Jaclyn, Inc..............................................  20,127    105,667
  #JAKKS Pacific, Inc....................................... 186,066  2,402,112
  *Johnson Outdoors, Inc. Class A...........................  65,549  1,278,861
   Jones Group, Inc. (The).................................. 468,613  5,534,320
  *Journal Communications, Inc. Class A..................... 479,602  2,690,567
 #*K12, Inc................................................. 113,551  2,324,389
  #KB Home.................................................. 521,279  8,330,038
  *Kid Brands, Inc.......................................... 184,100    333,221
  *Kirkland's, Inc.......................................... 143,918  1,380,174
  *Kona Grill, Inc..........................................  65,170    587,833
   Koss Corp................................................ 115,135    591,794
  *Krispy Kreme Doughnuts, Inc.............................. 425,289  3,159,897
 #*K-Swiss, Inc. Class A.................................... 127,540    290,791
  *Lakeland Industries, Inc.................................  40,544    247,318
  *Lazare Kaplan International, Inc.........................  81,643    127,771
 #*La-Z-Boy, Inc............................................ 515,798  8,366,244
  *LeapFrog Enterprises, Inc................................ 364,701  3,223,957
  *Learning Tree International, Inc......................... 162,830    937,901
  *Lee Enterprises, Inc..................................... 259,763    384,449
  *Libbey, Inc.............................................. 112,392  2,017,436
   Lifetime Brands, Inc..................................... 111,220  1,234,542
  *LIN TV Corp. Class A..................................... 270,494  1,517,471
   Lincoln Educational Services Corp........................ 114,994    426,628
   Lithia Motors, Inc. Class A.............................. 145,727  4,983,863
 #*LodgeNet Interactive Corp................................  61,892     27,232
  *Luby's, Inc.............................................. 249,870  1,596,669
 #*Lumber Liquidators Holdings, Inc......................... 155,431  8,676,158
  *M/I Homes, Inc........................................... 151,965  3,381,221
   Mac-Gray Corp............................................ 116,100  1,509,300

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  *Maidenform Brands, Inc.................................. 200,639 $ 3,753,956
   Marcus Corp............................................. 202,160   2,203,544
   Marine Products Corp.................................... 335,362   1,988,697
  *MarineMax, Inc.......................................... 175,591   1,445,114
 #*Martha Stewart Living Omnimedia Class A................. 174,678     504,819
   Matthews International Corp. Class A....................  58,734   1,689,777
  *McClatchy Co. Class A (The)............................. 314,325     895,826
   McRae Industries, Inc. Class A..........................   8,800     145,816
   MDC Holdings, Inc.......................................  66,542   2,544,566
 #*Media General, Inc. Class A............................. 162,689     683,294
  *Meritage Homes Corp..................................... 217,518   8,043,816
  *Modine Manufacturing Co................................. 236,410   1,607,588
  *Monarch Casino & Resort, Inc............................ 145,340   1,325,501
  #Monro Muffler Brake, Inc................................ 133,283   4,520,959
  *Morgans Hotel Group Co..................................     786       5,070
 #*Motorcar Parts of America, Inc..........................  54,417     255,760
   Movado Group, Inc....................................... 154,271   4,888,848
  *MTR Gaming Group, Inc...................................  19,183      66,949
  *Multimedia Games Holding Co., Inc....................... 201,197   3,199,032
   NACCO Industries, Inc. Class A..........................  32,135   1,627,316
  *Nathan's Famous, Inc....................................  57,075   1,581,548
   National CineMedia, Inc................................. 279,587   4,322,415
  *Nautilus, Inc........................................... 305,718     859,068
  *Navarre Corp............................................ 245,657     415,160
  *Nevada Gold & Casinos, Inc..............................     352         282
  *New Frontier Media, Inc.................................   2,326       4,699
  *New York & Co., Inc..................................... 637,028   2,146,784
  *New York Times Co. Class A (The)........................  77,685     635,463
  *Nexstar Broadcasting Group, Inc. Class A................  26,444     287,446
  *Nobility Homes, Inc.....................................  43,800     236,520
  *NTN Communications, Inc.................................  55,566      11,035
  #Nutrisystem, Inc........................................ 164,523   1,584,356
  *Office Depot, Inc....................................... 638,248   1,582,855
   OfficeMax, Inc.......................................... 296,907   2,182,266
  *Orbitz Worldwide, Inc................................... 426,727   1,054,016
  *Orient-Express Hotels, Ltd. Class A.....................  51,836     608,036
   Outdoor Channel Holdings, Inc........................... 178,297   1,294,436
 #*Overstock.com, Inc......................................  32,181     485,289
   Oxford Industries, Inc.................................. 145,087   8,049,427
  *P & F Industries, Inc. Class A..........................   6,745      39,796
  *Pacific Sunwear of California, Inc...................... 306,922     521,767
  *Papa John's International, Inc.......................... 214,930  11,460,068
   Pep Boys - Manny, Moe & Jack (The)...................... 410,442   4,100,316
  *Perfumania Holdings, Inc................................  56,683     322,526
  *Perry Ellis International, Inc.......................... 110,839   2,287,717
  #PetMed Express, Inc..................................... 225,462   2,457,536
  *Pinnacle Entertainment, Inc............................. 540,950   6,902,522
  *Point.360...............................................  40,187      33,355
  *Premier Exhibitions, Inc................................   2,033       5,570
  *Q.E.P. Co., Inc.........................................  33,487     594,394
  *Quantum Fuel Systems Technologies Worldwide, Inc........  22,625      12,220
  *Quiksilver, Inc......................................... 912,922   2,921,350
   R.G. Barry Corp......................................... 127,405   1,941,652
 #*Radio One, Inc. Class D................................. 320,517     272,439
  #RadioShack Corp.........................................  45,350     101,584
 #*Reading International, Inc. Class A..................... 136,980     828,729
  *Reading International, Inc. Class B.....................  11,620      85,988
  *Red Lion Hotels Corp.................................... 168,908   1,113,104
  *Red Robin Gourmet Burgers, Inc.......................... 133,763   4,467,684
  #Regis Corp.............................................. 246,570   4,107,856
  *Rentrak Corp............................................  73,895   1,255,476

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  *Rick's Cabaret International, Inc.......................  46,928 $   385,279
  *Rocky Brands, Inc.......................................  50,860     610,829
  *Ruby Tuesday, Inc....................................... 455,795   3,290,840
 #*rue21, Inc.............................................. 157,869   4,753,436
  *Ruth's Hospitality Group, Inc........................... 221,132   1,470,528
  #Ryland Group, Inc. (The)................................ 306,580  10,383,865
  *Saga Communications, Inc. Class A.......................  38,991   1,653,998
  #Salem Communications Corp. Class A...................... 170,151   1,014,100
  #Scholastic Corp.........................................     700      23,093
  *School Specialty, Inc................................... 187,922     347,656
  *Scientific Games Corp. Class A.......................... 499,448   4,110,457
 #*Sealy Corp.............................................. 305,943     682,253
  *SHFL Entertainment, Inc................................. 369,657   5,223,253
   Shiloh Industries, Inc.................................. 145,006   1,650,168
   Shoe Carnival, Inc...................................... 153,805   3,595,961
 #*Shutterfly, Inc.........................................  74,267   2,247,319
  #Sinclair Broadcast Group, Inc. Class A.................. 334,160   4,210,416
 #*Skechers U.S.A., Inc. Class A........................... 242,388   4,023,641
 #*Skullcandy, Inc.........................................  31,142     377,130
  *Skyline Corp............................................  74,294     341,752
  *Smith & Wesson Holding Corp............................. 432,100   4,148,160
  #Sonic Automotive, Inc. Class A.......................... 287,080   5,569,352
  *Sonic Corp.............................................. 373,529   3,724,084
  *Spanish Broadcasting System, Inc. Class A...............  36,748     128,618
   Spartan Motors, Inc..................................... 157,691     741,148
 #*Spectrum Group International, Inc....................... 278,633     543,334
   Speedway Motorsports, Inc............................... 162,946   2,656,020
  *Sport Chalet, Inc. Class A.............................. 108,430     158,308
  *Sport Chalet, Inc. Class B..............................  15,525      25,927
  *Sports Club Co., Inc. (The)............................. 125,584      80,374
  *Spy, Inc................................................  13,301      16,626
  #Stage Stores, Inc....................................... 305,185   7,477,032
   Standard Motor Products, Inc............................ 244,862   4,598,508
 #*Standard Pacific Corp...................................   4,757      32,823
  *Stanley Furniture Co., Inc..............................  43,669     203,061
  *Stein Mart, Inc......................................... 262,718   2,064,963
  *Steiner Leisure, Ltd....................................  93,895   4,123,868
  *Steinway Musical Instruments, Inc.......................  91,588   2,210,934
  #Stewart Enterprises, Inc. Class A....................... 475,554   3,695,055
  *Stoneridge, Inc......................................... 220,500   1,095,885
   Strattec Security Corp..................................  30,152     685,053
  #Strayer Education, Inc..................................   3,111     178,758
  #Sturm Ruger & Co., Inc.................................. 181,201   8,558,123
   Superior Industries International, Inc.................. 242,491   4,144,171
   Superior Uniform Group, Inc.............................  55,873     655,390
  *Systemax, Inc........................................... 342,269   3,744,423
  *Tandy Brands Accessories, Inc...........................  60,077      90,716
   Tandy Leather Factory, Inc..............................  72,155     382,422
 #*Teavana Holdings ,Inc...................................   1,416      14,939
  *Tower International, Inc................................   3,837      27,166
  *Town Sports International Holdings, Inc................. 186,714   2,352,596
  *Trans World Entertainment Corp.......................... 218,126     741,628
  *Trinity Place Holdings, Inc............................. 143,600     574,400
   True Religion Apparel, Inc.............................. 197,427   5,064,003
  *Tuesday Morning Corp.................................... 369,896   2,208,279
  *Unifi, Inc.............................................. 163,468   2,293,456
  *Universal Electronics, Inc.............................. 138,450   2,375,802
   Universal Technical Institute, Inc...................... 221,265   2,836,617
  *UQM Technologies, Inc................................... 123,866     112,718
  *US Auto Parts Network, Inc..............................  62,898     188,065
 #*Valassis Communications, Inc............................ 244,261   6,355,671

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
  #Value Line, Inc........................................  80,059 $    797,388
  *Valuevision Media, Inc. Class A........................ 364,810      820,822
 #*Vera Bradley, Inc......................................  43,097    1,284,722
 #*Vitacost.com, Inc......................................  33,337      213,357
  *VOXX International Corp................................ 160,974    1,001,258
  *Wells-Gardner Electronics Corp......................... 104,895      217,133
  *West Marine, Inc....................................... 178,586    1,846,579
  *Wet Seal, Inc. Class A (The)........................... 661,158    1,890,912
  #Weyco Group, Inc....................................... 115,036    2,701,045
   Williams Controls, Inc.................................  18,671      203,514
   Winmark Corp...........................................  54,688    2,913,777
  *Winnebago Industries, Inc.............................. 178,906    2,254,216
  *WMS Industries, Inc....................................  14,700      241,521
  #World Wrestling Entertainment, Inc. Class A............  68,361      553,040
 #*Xanadoo Co. Class A....................................     566      155,118
 #*Zagg, Inc..............................................  61,561      442,008
  *Zale Corp.............................................. 234,756    1,685,548
 #*Zumiez, Inc............................................ 209,996    5,314,999
                                                                   ------------
Total Consumer Discretionary..............................          612,133,706
                                                                   ------------
Consumer Staples -- (4.1%)
   Alico, Inc.............................................  68,700    2,156,493
  *Alliance One International, Inc........................ 868,655    2,640,711
   Andersons, Inc. (The).................................. 156,350    6,141,428
   Arden Group, Inc. Class A..............................  15,783    1,553,836
  #B&G Foods, Inc......................................... 208,002    6,296,221
  *Bridgford Foods Corp...................................  72,953      504,835
  #Calavo Growers, Inc.................................... 119,164    2,813,462
  #Cal-Maine Foods, Inc................................... 202,886    8,750,473
   CCA Industries, Inc....................................  35,363      153,829
 #*Central European Distribution Corp.....................  18,367       47,387
  *Central Garden & Pet Co................................  75,174      832,928
  *Central Garden & Pet Co. Class A....................... 306,975    3,459,608
  *Chefs' Warehouse, Inc. (The)...........................   2,091       32,285
  *Chiquita Brands International, Inc..................... 322,872    2,327,907
   Coca-Cola Bottling Co. Consolidated....................  72,153    4,959,797
  #Coffee Holding Co., Inc................................  14,908       95,709
  *Craft Brew Alliance, Inc...............................  80,382      609,296
  *Crystal Rock Holdings, Inc.............................     167          174
 #*Dole Food Co., Inc.....................................  67,641      851,600
 #*Elizabeth Arden, Inc................................... 261,981   12,360,264
  *Farmer Bros. Co........................................  86,050      837,267
  *Glacier Water Services, Inc............................  24,500      551,250
   Golden Enterprises, Inc................................  99,219      341,313
   Griffin Land & Nurseries, Inc..........................  48,979    1,271,005
  *Harbinger Group, Inc................................... 121,942    1,066,992
  *IGI Labratories, Inc...................................  30,339       34,890
   Ingles Markets, Inc. Class A........................... 102,154    1,654,895
   Inter Parfums, Inc..................................... 249,962    4,564,306
  *Inventure Foods, Inc...................................  18,811      112,114
   J & J Snack Foods Corp................................. 179,640   10,287,983
  *John B. Sanfilippo & Son, Inc..........................  72,033    1,211,595
  #Lifeway Foods, Inc..................................... 152,175    1,424,358
  #Limoneira Co...........................................     413        9,280
  *Mannatech, Inc.........................................   4,777       23,216
 #*Medifast, Inc..........................................  99,274    2,533,472
   MGP Ingredients, Inc................................... 109,514      386,584
   Nash Finch Co.......................................... 119,091    2,290,120
  *National Beverage Corp................................. 399,613    5,942,245
  *Natural Alternatives International, Inc................  70,731      442,069
   Nature's Sunshine Products, Inc........................ 153,100    2,631,789

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Consumer Staples -- (Continued)
  *Nutraceutical International Corp.......................  60,166 $    954,233
   Oil-Dri Corp. of America...............................  58,075    1,300,880
  *Omega Protein Corp..................................... 135,898      884,696
  #Orchids Paper Products Co..............................  52,280    1,003,253
  *Overhill Farms, Inc....................................  87,218      392,481
  *Pantry, Inc. (The)..................................... 117,736    1,561,768
  *Physicians Formula Holdings, Inc....................... 105,295      514,893
 #*Pizza Inn Holdings, Inc................................  39,700      105,205
  *Post Holdings, Inc.....................................  22,795      719,182
  *Prestige Brands Holdings, Inc.......................... 304,081    5,287,969
   Reliv' International, Inc.............................. 102,054      131,650
  *Revlon, Inc. Class A................................... 379,324    5,841,590
   Rocky Mountain Chocolate Factory, Inc..................  71,953      756,226
  #Sanderson Farms, Inc...................................  54,416    2,464,501
  *Scheid Vineyards, Inc..................................   2,900       40,716
  *Schiff Nutrition International, Inc.................... 126,257    4,272,537
   Scope Industries.......................................   8,083    2,465,315
  *Seneca Foods Corp. Class A.............................  32,248      921,809
  *Seneca Foods Corp. Class B.............................  11,120      316,920
 #*Smart Balance, Inc..................................... 384,890    4,580,191
   Spartan Stores, Inc.................................... 210,856    3,027,892
   Stephan Co. (The)......................................  33,500       71,020
  *Susser Holdings Corp................................... 147,902    5,315,598
  *Tofutti Brands, Inc....................................  53,404       80,640
  #United-Guardian, Inc...................................  40,096      706,892
  #Universal Corp.........................................  88,344    4,378,329
 #*USANA Health Sciences, Inc............................. 146,315    6,312,029
   Village Super Market, Inc. Class A.....................  69,464    2,547,245
   WD-40 Co............................................... 162,424    7,773,613
                                                                   ------------
Total Consumer Staples....................................          158,934,259
                                                                   ------------
Energy -- (3.9%)
 #*Abraxas Petroleum Corp................................. 486,100    1,006,227
   Adams Resources & Energy, Inc..........................  38,954    1,184,981
   Alon USA Energy, Inc................................... 133,077    1,747,301
 #*Amyris, Inc............................................   5,732       14,731
 #*Approach Resources, Inc................................ 187,206    4,610,884
  *Barnwell Industries, Inc...............................  68,834      229,906
 #*Basic Energy Services, Inc............................. 253,391    2,632,732
 #*BioFuel Energy Corp....................................   4,179       24,740
  *Black Ridge Oil and Gas, Inc...........................  73,707       33,168
   Bolt Technology Corp...................................  77,310    1,113,264
  *BPZ Resources, Inc..................................... 675,570    1,945,642
 #*C&J Energy Services, Inc...............................  66,551    1,289,758
  *Cal Dive International, Inc............................ 198,003      249,484
  *Callon Petroleum Co.................................... 254,713    1,456,958
 #*Carrizo Oil & Gas, Inc................................. 153,122    4,106,732
 #*Cheniere Energy, Inc...................................  39,020      627,832
  *Clayton Williams Energy, Inc........................... 109,912    4,654,773
 #*Clean Energy Fuels Corp................................ 322,774    3,695,762
  *Cloud Peak Energy, Inc.................................   4,514       95,245
 #*Comstock Resources, Inc................................ 273,286    4,678,656
 #*Contango Oil & Gas Co..................................  91,993    4,522,376
  *Crimson Exploration, Inc............................... 148,719      538,363
   Crosstex Energy, Inc................................... 456,962    6,251,240
  *Dawson Geophysical Co..................................  66,521    1,589,187
   Delek US Holdings, Inc................................. 218,328    5,621,946
  #DHT Holdings, Inc......................................  27,936      117,890
 #*Double Eagle Petroleum Co..............................  58,194      291,552
  *Emerald Oil, Inc.......................................  10,358       55,934
 #*Endeavour International Corp........................... 207,912    1,509,441

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Energy -- (Continued)
  *ENGlobal Corp............................................ 238,421 $   97,800
  *EPL Oil & Gas, Inc....................................... 223,952  4,846,321
 #*Evolution Petroleum Corp.................................  24,525    201,105
 #*Exterran Holdings, Inc................................... 288,314  5,760,514
  *FieldPoint Petroleum Corp................................  49,014    206,839
  *Forest Oil Corp..........................................  88,251    668,943
  *FX Energy, Inc...........................................  61,881    298,885
  *Gasco Energy, Inc........................................   3,713        520
  *Geospace Technologies Corp...............................  69,312  4,486,566
  *Gevo, Inc................................................  24,840     50,177
  *Global Geophysical Services, Inc......................... 383,587  1,772,172
 #*GMX Resources, Inc....................................... 230,549    112,462
 #*Green Plains Renewable Energy, Inc....................... 171,755  1,327,666
   Gulf Island Fabrication, Inc............................. 111,497  2,645,824
  *Gulfmark Offshore, Inc. Class A..........................  45,625  1,474,600
 #*Halcon Resources Corp.................................... 124,820    807,585
 #*Harvest Natural Resources, Inc........................... 282,513  2,466,338
 #*Heckmann Corp............................................ 882,610  3,089,135
  *Hercules Offshore, Inc................................... 998,981  4,755,150
 .*HKN, Inc.................................................  45,302     89,245
 #*Houston American Energy Corp............................. 108,288     69,304
 #*ION Geophysical Corp..................................... 834,333  5,389,791
 #*James River Coal Co...................................... 148,528    744,125
 #*Lucas Energy, Inc........................................  87,333    148,466
 #*Magnum Hunter Resources Corp............................. 774,811  2,959,778
  *Matrix Service Co........................................ 204,544  2,145,667
  *Mexco Energy Corp........................................   7,388     43,589
 #*Miller Energy Resources, Inc.............................  27,083    122,415
  *Mitcham Industries, Inc..................................  79,611  1,078,729
  *Natural Gas Services Group, Inc..........................  59,133    937,849
 #*Newpark Resources, Inc................................... 770,039  5,228,565
  #Nordic American Tankers, Ltd.............................  69,849    586,732
  #Overseas Shipholding Group, Inc..........................  18,861     21,124
 #*Pacific Ethanol, Inc.....................................     457        160
   Panhandle Oil & Gas, Inc. Class A........................  55,720  1,508,898
  *Parker Drilling Co....................................... 784,312  3,396,071
  *PDC Energy, Inc.......................................... 157,876  4,778,907
   Penn Virginia Corp....................................... 239,488  1,082,486
 #*PetroQuest Energy, Inc................................... 406,583  2,480,156
  *PHI, Inc. Non-Voting..................................... 113,759  3,559,519
  *PHI, Inc. Voting.........................................   9,745    291,863
  *Pioneer Energy Services Corp............................. 323,825  2,137,245
  *PostRock Energy Corp.....................................  24,812     40,692
  *Pyramid Oil Co...........................................  22,699     93,747
 #*Quicksilver Resources, Inc...............................  68,485    265,037
  *Rentech, Inc............................................. 211,613    545,962
  *REX American Resources Corp.............................. 149,535  2,633,311
 #*Rex Energy Corp.......................................... 298,219  3,948,420
  *RigNet, Inc..............................................   4,637     86,109
 #*Royale Energy, Inc.......................................  45,629    128,674
  *Saratoga Resources, Inc..................................   2,046     10,148
  *SemGroup Corp. Class A...................................     599     23,145
  #Ship Finance International, Ltd..........................  21,377    328,778
  *Steel Excel, Inc.........................................  73,655  1,804,548
  *Swift Energy Co..........................................  17,910    299,276
  *Synergy Resources Corp...................................  11,128     47,294
 #*Syntroleum Corp.......................................... 445,746    280,820
  *Tesco Corp...............................................  68,771    605,873
  *TETRA Technologies, Inc.................................. 417,034  2,231,132
  *TGC Industries, Inc...................................... 105,607    777,268
 #*Triangle Petroleum Corp.................................. 196,823  1,257,699

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Energy -- (Continued)
  *U.S. Energy Corp.......................................  71,870 $    131,522
  *Union Drilling, Inc.................................... 136,544      886,171
 #*Uranium Energy Corp....................................  68,931      162,677
 #*USEC, Inc.............................................. 548,039      370,200
  *VAALCO Energy, Inc..................................... 486,440    3,974,215
 #*Verenium Corp..........................................   2,570        6,322
  *Warren Resources, Inc.................................. 366,943    1,045,788
  *Westmoreland Coal Co...................................  22,096      227,147
  *Willbros Group, Inc.................................... 258,454    1,320,700
 #*ZaZa Energy Corp.......................................   2,660        3,857
 #*Zion Oil & Gas, Inc....................................   5,765       10,896
                                                                   ------------
Total Energy..............................................          153,313,419
                                                                   ------------
Financials -- (15.6%)
  *1st Constitution Bancorp...............................  15,530      139,149
   1st Source Corp........................................ 194,458    4,318,912
  *1st United Bancorp, Inc................................  31,347      188,395
   Access National Corp...................................  59,660      786,915
   Alliance Bancorp, Inc. of Pennsylvania.................  13,199      163,734
   Alliance Financial Corp................................  32,610    1,476,581
  *Altisource Portfolio Solutions SA......................  94,413   10,715,876
   Ameriana Bancorp.......................................  20,650      136,497
  #American Equity Investment Life Holding Co............. 461,097    5,307,226
  *American Independence Corp.............................  18,018       89,730
   American National Bankshares, Inc......................  54,265    1,139,022
  *American River Bankshares..............................  17,421      128,567
  *American Safety Insurance Holdings, Ltd................  46,690      787,193
  *American Spectrum Realty, Inc..........................  12,442       46,782
  *Ameris Bancorp......................................... 129,174    1,378,287
  *AMERISAFE, Inc......................................... 129,877    3,409,271
  *AmeriServ Financial, Inc............................... 189,054      553,928
  *Anchor Bancorp Wisconsin, Inc..........................  10,919        4,040
   Argo Group International Holdings, Ltd.................  50,788    1,747,107
  #Arrow Financial Corp................................... 118,468    2,890,619
   Artio Global Investors, Inc............................  27,581       65,643
   ASB Financial Corp.....................................   4,400       57,200
  #Astoria Financial Corp................................. 143,197    1,436,266
   Atlantic American Corp.................................   7,131       20,823
  *Atlantic Coast Financial Corp..........................     738        1,480
   Auburn National Bancorporation, Inc....................  11,571      266,480
  *AV Homes, Inc..........................................  80,688    1,186,114
   Baldwin & Lyons, Inc. Class A..........................   3,548       84,088
   Baldwin & Lyons, Inc. Class B..........................  91,316    2,223,545
   Bancfirst Corp......................................... 120,165    5,282,453
  #Bancorp of New Jersey, Inc.............................   1,246       13,432
  *Bancorp, Inc. (The).................................... 154,438    1,755,960
  *BancTrust Financial Group, Inc.........................  32,799       93,149
   Bank Mutual Corp....................................... 164,590      742,301
   Bank of Commerce Holdings..............................  19,404       88,870
  #Bank of Kentucky Financial Corp........................  25,942      652,182
  #Bank of the Ozarks, Inc................................ 301,134    9,859,127
   BankFinancial Corp..................................... 211,876    1,701,364
   Banner Corp............................................  74,274    2,153,203
   Bar Harbor Bankshares..................................  27,028      958,413
  *BBCN Bancorp, Inc...................................... 492,316    5,873,330
 #*BBX Capital Corp. Class A..............................  43,192      282,476
  #BCB Bancorp, Inc.......................................  54,608      549,903
  *BCSB Bancorp, Inc......................................  10,495      146,510
  *Beneficial Mutual Bancorp, Inc.........................  91,755      869,837
  *Berkshire Bancorp, Inc.................................  10,471       87,119
  #Berkshire Hills Bancorp, Inc........................... 136,676    3,209,155

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *BFC Financial Corp. Class A..............................  75,991 $   60,033
  *BNCCORP, Inc.............................................  12,585     92,185
  *BofI Holding, Inc........................................  54,707  1,538,361
   Boston Private Financial Holdings, Inc................... 576,450  5,314,869
   Bridge Bancorp, Inc......................................  38,336    766,720
  *Bridge Capital Holdings..................................  36,456    545,017
   Brookline Bancorp, Inc................................... 620,157  5,258,931
  *Brunswick Bancorp........................................     120        597
   Bryn Mawr Bank Corp...................................... 100,636  2,278,399
  #C&F Financial Corp.......................................   8,828    346,499
   Calamos Asset Management, Inc. Class A................... 112,080  1,210,464
   California First National Bancorp........................  81,133  1,482,300
  *Camco Financial Corp.....................................  26,162     48,400
   Camden National Corp.....................................  77,363  2,699,969
  *Cape Bancorp, Inc........................................   4,774     42,298
  *Capital Bank Financial Corp. Class A.....................  12,000    210,360
 #*Capital City Bank Group, Inc............................. 150,073  1,523,241
   Capital Properties, Inc. Class A.........................   5,522     51,079
  .Capital Properties, Inc. Class B.........................   5,522         --
  #Capital Southwest Corp...................................  12,644  1,362,391
   Cardinal Financial Corp.................................. 237,461  3,792,252
 #*Carolina Bank Holdings, Inc..............................   4,335     33,553
  *Carrollton Bancorp.......................................   1,890     10,584
  *Carver Bancorp, Inc......................................     300      1,020
   Center Bancorp, Inc...................................... 143,604  1,635,650
   Centerstate Banks, Inc...................................  43,915    380,743
   Central Bancorp, Inc.....................................  10,265    320,576
  *Central Pacific Financial Corp...........................  55,648    799,662
   Century Bancorp, Inc. Class A............................  18,900    618,219
   CFS Bancorp, Inc......................................... 101,373    582,895
  #Charter Financial Corp...................................     750      7,328
   Chemical Financial Corp.................................. 234,726  5,520,756
  *Chicopee Bancorp, Inc....................................  26,112    391,419
  *Citizens Community Bancorp, Inc..........................   4,432     24,642
  *Citizens First Corp......................................   1,442     12,365
   Citizens Holding Co......................................   9,925    185,796
  *Citizens Republic Bancorp, Inc...........................  98,966  1,795,243
 #*Citizens, Inc............................................ 389,673  3,970,768
  #City Holding Co.......................................... 161,264  5,663,592
  #CKX Lands, Inc...........................................  14,943    202,328
  #Clifton Savings Bancorp, Inc.............................  55,328    611,928
  #CNB Financial Corp.......................................  52,883    908,530
   CoBiz Financial, Inc..................................... 204,466  1,457,843
   Codorus Valley Bancorp, Inc..............................  10,382    158,851
  *Colonial Financial Services, Inc.........................   7,831    104,152
 #*Colony Bankcorp, Inc.....................................  37,943    138,492
   Columbia Banking System, Inc............................. 247,140  4,376,849
   Commercial National Financial Corp.......................  10,640    223,972
  #Community Bank System, Inc............................... 231,923  6,398,756
  *Community Bankers Trust Corp.............................   2,000      5,580
  #Community Trust Bancorp, Inc............................. 137,659  4,669,393
  *Community West Bancshares................................  12,713     35,215
 #*CompuCredit Holdings Corp................................ 140,864    539,509
  #Consolidated-Tokoma Land Co..............................  52,947  1,737,721
  *Consumer Portfolio Services, Inc.........................   3,677     15,848
  *Cowen Group, Inc. Class A................................ 209,386    531,840
   Crawford & Co. Class A................................... 282,945  1,233,640
   Crawford & Co. Class B................................... 145,019    799,055
  #CVB Financial Corp....................................... 249,358  2,698,054
  *DFC Global Corp.......................................... 291,218  4,907,023
   Diamond Hill Investment Group, Inc.......................     710     54,656

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Dime Community Bancshares, Inc........................... 338,590 $4,909,555
   Donegal Group, Inc. Class A.............................. 169,997  2,203,161
   Donegal Group, Inc. Class B..............................  34,951    629,992
  *Doral Financial Corp.....................................  14,200     13,489
   Duff & Phelps Corp....................................... 388,441  4,828,322
   Eagle Bancorp Montana, Inc...............................     578      6,214
   Eastern Insurance Holdings, Inc..........................  26,082    438,699
  *Eastern Virginia Bankshares, Inc.........................   6,845     35,046
   ECB Bancorp, Inc.........................................   4,170     61,174
  *eHealth, Inc............................................. 125,545  2,724,327
   EMC Insurance Group, Inc................................. 116,209  2,600,757
   Employers Holdings, Inc.................................. 220,477  4,023,705
  #Enterprise Bancorp, Inc..................................  35,924    613,223
   Enterprise Financial Services Corp.......................  56,693    793,702
   Epoch Holding Corp....................................... 117,530  2,576,258
   ESB Financial Corp....................................... 134,362  1,812,543
   ESSA Bancorp, Inc........................................  63,434    639,415
   Evans Bancorp, Inc.......................................  11,667    188,422
   Evercore Partners, Inc. Class A..........................  59,807  1,668,615
  *Farmers Capital Bank Corp................................  23,827    284,494
   FBL Financial Group, Inc. Class A........................ 271,726  9,274,008
   Federal Agricultural Mortgage Corp. Class A..............   4,200     97,398
   Federal Agricultural Mortgage Corp. Class C..............  78,695  2,216,838
  *Federated National Holding Co............................  74,234    463,963
  #Fidelity Bancorp, Inc....................................   6,512    143,850
   Fidelity Southern Corp...................................  87,951    861,038
   Financial Institutions, Inc..............................  70,841  1,348,813
  *First Acceptance Corp....................................  45,747     55,354
   First Advantage Bancorp..................................   9,868    128,580
  #First Bancorp............................................ 142,584  1,490,003
  *First BanCorp............................................  87,469    370,869
   First Bancorp of Indiana, Inc............................   1,400     15,582
   First Bancorp, Inc.......................................  74,352  1,225,321
  *First Bancshares, Inc....................................   5,228     29,408
  #First Bancshares, Inc. (The).............................   4,544     47,712
  *First Bank of Delaware...................................  50,014     55,516
   First Busey Corp......................................... 452,560  2,136,083
   First Business Financial Services, Inc...................   6,208    152,965
  *First California Financial Group, Inc....................  16,786    113,306
 #*First Cash Financial Services, Inc....................... 147,979  6,608,742
   First Commonwealth Financial Corp........................ 608,756  3,987,352
   First Community Bancshares, Inc.......................... 108,470  1,624,881
  #First Connecticut Bancorp, Inc...........................   1,234     16,893
   First Defiance Financial Corp............................  69,440  1,229,088
 #*First Federal Bancshares of Arkansas, Inc................  45,474    457,014
  *First Federal of Northern Michigan Bancorp, Inc..........  13,700     64,664
  #First Financial Bancorp.................................. 216,936  3,405,895
  #First Financial Bankshares, Inc..........................  36,476  1,321,525
   First Financial Corp..................................... 122,228  3,738,955
   First Financial Holdings, Inc............................ 107,221  1,511,816
  *First Financial Northwest, Inc...........................  42,743    337,670
  *First Financial Service Corp.............................  18,814     49,857
   First Interstate BancSystem, Inc.........................  65,883    990,222
  *First Investors Financial Services Group, Inc............  43,200    596,160
   First M&F Corp...........................................  21,987    185,790
  *First Marblehead Corp. (The).............................  49,478     46,509
   First Merchants Corp..................................... 173,708  2,555,245
   First Midwest Bancorp, Inc............................... 314,766  3,893,655
  #First Pactrust Bancorp, Inc..............................  23,937    281,499
  *First Place Financial Corp............................... 153,683     10,604
  *First South Bancorp, Inc.................................  59,381    320,657

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
 #*First United Corp........................................  31,308 $  216,025
   First West Virginia Bancorp..............................   1,142     19,020
   Firstbank Corp...........................................  35,127    389,910
  *FirstCity Financial Corp.................................  90,800    734,572
 #*Flagstar Bancorp, Inc....................................   2,988     41,234
   Flagstone Reinsurance Holdings SA........................  68,269    603,498
   Flushing Financial Corp.................................. 215,089  3,344,634
 #*FNB United Corp..........................................     216      2,586
  *Forestar Group, Inc...................................... 190,354  3,047,568
  *Fortegra Financial Corp..................................     570      5,062
   Fox Chase Bancorp, Inc...................................  59,073    919,176
  *Franklin Financial Corp..................................   4,550     78,397
  #FXCM, Inc................................................ 145,800  1,312,200
  *Gain Capital Holdings, Inc...............................   2,832     13,027
   German American Bancorp, Inc.............................  64,577  1,456,211
   GFI Group, Inc........................................... 485,145  1,533,058
  #Glacier Bancorp, Inc..................................... 263,232  3,816,864
  *Gleacher & Co., Inc...................................... 182,088    127,462
  *Global Indemnity P.L.C...................................  54,470  1,208,145
   Gouverneur Bancorp, Inc..................................   4,366     40,386
   Great Southern Bancorp, Inc..............................  82,733  2,347,135
 #*Green Dot Corp. Class A..................................   9,902    100,901
  #Greenhill & Co., Inc.....................................   3,621    172,794
  *Greenlight Capital Re, Ltd. Class A...................... 177,058  4,523,832
  *Guaranty Bancorp......................................... 220,208    402,981
  *Guaranty Federal Bancshares, Inc.........................  17,335    123,078
  *Hallmark Financial Services, Inc......................... 104,959    800,837
   Hampden Bancorp, Inc.....................................   3,433     44,457
 #*Hampton Roads Bankshares, Inc............................   8,405     10,170
  *Hanmi Financial Corp..................................... 118,310  1,468,227
  #Harleysville Savings Financial Corp......................  12,400    210,676
  *Harris & Harris Group, Inc............................... 153,619    526,913
   Hawthorn Bancshares, Inc.................................   5,728     50,120
   Heartland Financial USA, Inc............................. 133,135  3,820,974
  *Heritage Commerce Corp...................................  94,023    619,612
   Heritage Financial Corp..................................  69,849    966,012
   Heritage Financial Group, Inc............................  15,412    206,213
   HF Financial Corp........................................  34,791    444,629
 #*HFF, Inc. Class A........................................ 187,429  2,610,886
  *Hilltop Holdings, Inc.................................... 317,943  4,320,845
   Hingham Institution for Savings..........................  14,511    986,022
 #*HMN Financial, Inc.......................................  37,346    124,736
  *Home Bancorp, Inc........................................   2,082     39,371
   Home BancShares, Inc..................................... 171,744  5,949,212
   Home Federal Bancorp, Inc................................  62,274    711,169
  #Homeowners Choice, Inc...................................  63,641  1,412,830
   HopFed Bancorp, Inc......................................  18,198    142,854
   Horace Mann Educators Corp............................... 423,287  8,131,343
   Horizon Bancorp..........................................  20,303    588,787
   Hudson Valley Holding Corp...............................  19,309    311,068
  *ICG Group, Inc........................................... 363,600  3,810,528
   Independence Holding Co..................................  69,208    604,878
  #Independent Bank Corp. (453836108)....................... 152,988  4,514,676
 #*Independent Bank Corp. (453838609).......................  34,130    117,407
   Infinity Property & Casualty Corp........................ 134,624  7,688,377
   Interactive Brokers Group, Inc. Class A.................. 313,227  4,463,485
  *InterGroup Corp. (The)...................................   6,500    144,235
  *Intervest Bancshares Corp. Class A.......................   5,218     21,655
  *INTL. FCStone, Inc.......................................  91,688  1,698,979
  *Investment Technology Group, Inc......................... 179,808  1,517,580
  *Investors Capital Holdings, Ltd..........................   4,238     15,511

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            Shares     Value+
                                                           --------- ----------
Financials -- (Continued)
   Investors Title Co.....................................    21,301 $1,397,346
  *Jacksonville Bancorp, Inc..............................     5,187      4,409
  *Jefferson Bancshares, Inc..............................     6,356     18,814
   JMP Group, Inc.........................................    80,765    447,438
   Kaiser Federal Financial Group, Inc....................    20,306    313,322
  #KBW, Inc...............................................   171,335  2,784,194
  #Kearny Financial Corp..................................    29,901    282,564
   Kennedy-Wilson Holdings, Inc...........................   319,220  4,532,924
  #Kentucky First Federal Bancorp.........................    38,012    311,698
  #Lake Shore Bancorp, Inc................................     3,521     36,900
   Lakeland Bancorp, Inc..................................   209,823  2,083,542
   Lakeland Financial Corp................................    98,563  2,630,646
   Landmark Bancorp, Inc..................................    12,802    262,441
  #Life Partners Holdings, Inc............................   108,784    276,311
   LNB Bancorp, Inc.......................................    58,795    351,006
  *Louisiana Bancorp, Inc.................................     1,237     20,250
  *LSB Financial Corp.....................................     2,914     57,552
 #*Macatawa Bank Corp.....................................   202,023    624,251
  *Magyar Bancorp, Inc....................................    15,818     76,559
   Maiden Holdings, Ltd...................................   195,821  1,654,687
   MainSource Financial Group, Inc........................   134,470  1,683,564
 #*Malvern Bancorp, Inc...................................     6,502     69,896
  #MarketAxess Holdings, Inc..............................    56,765  1,773,339
   Marlin Business Services Corp..........................    64,187  1,449,984
  *Maui Land & Pineapple Co., Inc.........................    49,270    108,394
  #Mayflower Bancorp, Inc.................................     3,884     35,073
 #*Mays (J.W.), Inc.......................................     2,700     67,230
   MB Financial, Inc......................................    66,438  1,346,034
 #*MBT Financial Corp.....................................     1,763      5,077
   MCG Capital Corp.......................................   583,022  2,716,883
   Meadowbrook Insurance Group, Inc.......................   449,558  2,526,516
   Medallion Financial Corp...............................   164,087  2,052,728
  *Mercantile Bank Corp...................................    12,127    200,459
   Merchants Bancshares, Inc..............................    62,187  1,820,835
  *Meridian Interstate Bancorp, Inc.......................    49,651    838,605
   Meta Financial Group, Inc..............................    25,650    609,444
  *Metro Bancorp, Inc.....................................   126,758  1,645,319
  *MetroCorp Bancshares, Inc..............................    76,185    772,516
 #*MGIC Investment Corp................................... 1,047,384  1,801,500
  #MicroFinancial, Inc....................................    81,726    644,001
   Mid Penn Bancorp, Inc..................................     7,759     79,142
  #MidSouth Bancorp, Inc..................................    53,485    829,018
   MidWestOne Financial Group, Inc........................    12,676    256,055
   MSB Financial Corp.....................................     2,696     17,039
   MutualFirst Financial, Inc.............................    39,230    477,037
  *National Financial Partners Corp.......................   274,414  5,035,497
   National Interstate Corp...............................    59,262  1,537,849
   National Security Group, Inc...........................    12,602    105,479
   National Western Life Insurance Co. Class A............    11,094  1,557,265
   Naugatuck Valley Financial Corp........................     7,309     54,306
  *Navigators Group, Inc. (The)...........................    77,930  4,136,524
   NBT Bancorp, Inc.......................................   196,270  4,174,663
   Nelnet, Inc. Class A...................................    18,233    445,068
 #*Netspend Holdings, Inc.................................   192,096  2,057,348
  *New Century Bancorp, Inc...............................     9,127     48,829
   New England Bancshares, Inc............................     5,185     74,820
   New Hampshire Thrift Bancshares, Inc...................    21,740    286,533
  *NewBridge Bancorp......................................    37,843    163,103
  *Newport Bancorp, Inc...................................    11,702    195,482
  *NewStar Financial, Inc.................................   191,844  2,398,050
   Nicholas Financial, Inc................................    41,301    537,326

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *North Valley Bancorp.....................................   1,971 $   27,436
   Northeast Bancorp........................................   3,920     37,358
   Northeast Community Bancorp, Inc.........................  24,952    135,240
  #Northfield Bancorp, Inc.................................. 135,943  2,207,714
   Northrim Bancorp, Inc....................................  44,423  1,000,850
   Northway Financial, Inc..................................   1,025     12,587
   Norwood Financial Corp...................................   9,629    305,721
   Ocean Shore Holding Co...................................  20,561    273,256
   OceanFirst Financial Corp................................ 114,895  1,601,636
   Ohio Valley Banc Corp....................................  16,910    319,176
  #Old National Bancorp..................................... 155,239  1,904,783
 #*Old Second Bancorp, Inc.................................. 120,505    168,707
  *OmniAmerican Bancorp, Inc................................  88,259  2,020,249
   Oppenheimer Holdings, Inc. Class A.......................  13,513    219,992
  #Oriental Financial Group, Inc............................ 189,430  2,231,485
   Oritani Financial Corp................................... 324,594  4,959,796
   Osage Bancshares, Inc....................................   9,097     99,612
  *Pacific Capital Bancorp..................................  21,677    995,191
   Pacific Continental Corp.................................  88,666    823,707
  *Pacific Mercantile Bancorp...............................   5,855     41,980
  *Pacific Premier Bancorp, Inc.............................  35,864    402,394
   PacWest Bancorp.......................................... 270,193  6,079,342
  #Park National Corp.......................................  30,717  2,044,216
  *Park Sterling Corp....................................... 177,547    887,735
  *Patriot National Bancorp.................................  15,644     23,779
   Peapack-Gladstone Financial Corp.........................  85,161  1,319,144
  #Penns Woods Bancorp, Inc.................................  36,321  1,472,090
   Peoples Bancorp..........................................   3,331     64,621
   Peoples Bancorp of North Carolina........................  15,956    159,560
  #Peoples Bancorp, Inc.....................................  94,701  2,017,131
 #*PHH Corp................................................. 182,260  3,792,831
  *Phoenix Cos, Inc. (The)..................................  48,205  1,452,899
  *PICO Holdings, Inc....................................... 174,452  3,862,367
   Pinnacle Bancshares, Inc.................................   2,000     22,750
  *Pinnacle Financial Partners, Inc......................... 248,076  4,849,886
  *Piper Jaffray Cos., Inc..................................   4,037    108,393
  *Porter Bancorp, Inc......................................  27,503     40,154
 #*Preferred Bank...........................................   7,628    108,394
   Premier Financial Bancorp, Inc...........................  27,910    267,099
   Presidential Life Corp................................... 239,371  3,346,407
  *Primus Guaranty, Ltd.....................................  23,720    198,062
 #*Princeton National Bancorp, Inc..........................  17,628      2,468
   PrivateBancorp, Inc......................................  46,664    754,090
   Provident Financial Holdings, Inc........................  60,540    894,176
   Provident Financial Services, Inc........................ 115,218  1,728,270
   Provident New York Bancorp............................... 401,514  3,665,823
  *Prudential Bancorp, Inc. of Pennsylvania.................  26,515    174,999
  *PSB Holdings, Inc........................................   1,113      5,170
  #Pulaski Financial Corp...................................  85,066    728,165
   Pzena Investment Management, Inc. Class A................  19,143    107,967
   QC Holdings, Inc......................................... 171,139    578,450
  #QCR Holdings, Inc........................................     100      1,445
  #Radian Group, Inc........................................ 540,302  2,534,016
   Renasant Corp............................................ 145,127  2,671,788
  #Republic Bancorp, Inc. Class A........................... 199,097  4,304,477
  *Republic First Bancorp, Inc..............................  74,245    158,142
   Resource America, Inc. Class A........................... 171,132  1,156,852
  *Riverview Bancorp, Inc...................................  96,249    158,811
   Rockville Financial, Inc................................. 137,932  1,833,116
   Roma Financial Corp......................................  84,865    747,661
  *Royal Bancshares of Pennsylvania, Inc. Class A...........  26,270     52,540

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *Rurban Financial Corp....................................   2,810 $   20,232
  #S&T Bancorp, Inc......................................... 209,732  3,684,991
  #S.Y. Bancorp, Inc........................................ 129,832  3,061,439
  *Safeguard Scientifics, Inc............................... 196,766  3,118,741
   Safety Insurance Group, Inc..............................  79,707  3,694,419
   Salisbury Bancorp, Inc...................................   7,752    198,219
   Sandy Spring Bancorp, Inc................................ 113,448  2,169,126
  *Savannah Bancorp, Inc. (The).............................  13,286    128,874
   SCBT Financial Corp......................................  85,374  3,387,640
   SeaBright Holdings, Inc.................................. 166,442  1,825,869
  *Seacoast Banking Corp. of Florida........................ 114,349    182,958
  *Security National Financial Corp. Class A................  10,787     52,856
   Selective Insurance Group, Inc........................... 125,560  2,321,604
   Shore Bancshares, Inc....................................  36,541    206,457
   SI Financial Group, Inc..................................   7,776     85,536
  *Siebert Financial Corp...................................  13,141     20,763
   Sierra Bancorp...........................................  88,637    997,166
  #Simmons First National Corp. Class A..................... 138,527  3,447,937
   Somerset Hills Bancorp...................................   2,336     19,786
   South Street Financial Corp..............................   2,945     14,725
  *Southcoast Financial Corp................................   3,225     15,093
  *Southern Connecticut Bancorp, Inc........................  13,701     14,934
  *Southern First Bancshares, Inc...........................  27,396    271,220
   Southern Missouri Bancorp, Inc...........................   7,832    189,926
   Southern National Bancorp of Virginia, Inc...............   1,014      8,254
  #Southside Bancshares, Inc................................ 108,927  2,223,200
  *Southwest Bancorp, Inc................................... 130,906  1,412,476
   Southwest Georgia Financial Corp.........................  12,047    108,182
  #State Auto Financial Corp................................  38,696    624,553
   StellarOne Corp.......................................... 114,979  1,577,512
   Sterling Bancorp......................................... 271,569  2,593,484
  #Stewart Information Services Corp........................ 145,478  3,392,547
  *Stratus Properties, Inc..................................  70,975    652,970
 #*Suffolk Bancorp..........................................  97,492  1,464,330
   Summit State Bank........................................   1,118      7,915
  *Sun Bancorp, Inc......................................... 237,652    734,345
  *Sussex Bancorp...........................................   5,926     35,260
  *SWS Group, Inc........................................... 265,182  1,508,886
 #*Taylor Capital Group, Inc................................ 167,365  3,126,378
   Teche Holding Co.........................................  16,949    679,316
  *Tejon Ranch Co........................................... 215,548  6,453,507
   Territorial Bancorp, Inc.................................  40,956    925,606
 #*Texas Capital Bancshares, Inc............................ 164,032  7,786,599
   TF Financial Corp........................................  21,681    485,654
   Thomas Properties Group, Inc............................. 398,077  2,125,731
  *Timberland Bancorp, Inc..................................  70,526    437,261
  #Tompkins Financial Corp..................................  92,104  3,728,370
   Tower Financial Corp.....................................   8,021     95,049
   Tower Group, Inc.........................................  52,097    938,788
  #TowneBank................................................ 109,524  1,705,289
  *Tree.com, Inc............................................  25,361    366,466
   TriCo Bancshares......................................... 146,645  2,463,636
   TrustCo Bank Corp........................................ 587,536  3,278,451
  #Unico American Corp...................................... 113,843  1,296,672
   Union Bankshares, Inc....................................  14,917    292,373
   Union First Market Bankshares Corp....................... 125,625  1,972,312
  *United Bancshares, Inc...................................   6,297     59,696
   United Community Bancorp.................................   2,153     14,404
  *United Community Banks, Inc..............................  82,632    718,898
  *United Community Financial Corp.......................... 271,344  1,033,821
   United Financial Bancorp, Inc............................  83,625  1,285,316

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Financials -- (Continued)
   United Fire Group, Inc................................. 192,649 $  4,579,267
 #*United Security Bancshares............................. 104,917      314,752
  *Unity Bancorp, Inc.....................................  32,785      199,988
   Universal Insurance Holdings, Inc...................... 200,166      790,656
   Univest Corp. of Pennsylvania.......................... 102,730    1,738,192
   ViewPoint Financial Group, Inc......................... 229,854    4,780,963
  *Virginia Commerce Bancorp, Inc......................... 123,567    1,131,874
  *Virtus Investment Partners, Inc........................  43,955    4,219,680
   VSB Bancorp, Inc.......................................   2,848       30,288
  *Walker & Dunlop, Inc...................................  15,395      255,711
   Washington Banking Co..................................  85,675    1,171,177
   Washington Trust Bancorp, Inc.......................... 131,301    3,543,814
  *Waterstone Financial, Inc..............................  29,050      156,870
  #Wayne Savings Bancshares, Inc..........................   3,361       30,249
   WesBanco, Inc.......................................... 243,144    5,349,168
  #West Bancorporation, Inc...............................  89,184      972,997
  *West Coast Bancorp.....................................  95,371    2,100,069
  *Western Alliance Bancorp............................... 536,321    5,502,653
   Westfield Financial, Inc............................... 145,909    1,063,677
   Westwood Holdings Group, Inc...........................  68,070    2,642,477
   White River Capital, Inc...............................  10,527      238,173
  *Wilshire Bancorp, Inc.................................. 395,418    2,574,171
 #*World Acceptance Corp.................................. 153,471   10,245,724
  *WSB Holdings, Inc......................................  45,558      259,681
   WSFS Financial Corp....................................  18,077      765,651
  #WVS Financial Corp.....................................  12,479      109,191
  *Yadkin Valley Financial Corp...........................  25,945       83,024
  *ZipRealty, Inc......................................... 200,583      529,539
                                                                   ------------
Total Financials..........................................          608,732,642
                                                                   ------------
Health Care -- (10.1%)
  *Abaxis, Inc............................................  80,898    2,975,428
 #*ABIOMED, Inc...........................................   3,026       59,975
  *Acadia Healthcare Co., Inc.............................   8,009      164,745
 #*Accelr8 Technology Corp................................  35,412      132,795
  *Access Pharmaceuticals, Inc............................  15,200        5,320
 #*Accuray, Inc........................................... 439,831    3,061,224
  *Acorda Therapeutics, Inc............................... 172,971    4,142,655
  *Adcare Health Systems, Inc.............................  10,441       49,491
  *Addus HomeCare Corp....................................   1,451        7,879
  *ADVENTRX Pharmaceuticals, Inc..........................  72,438       45,629
  *Affymax, Inc........................................... 194,659    4,436,279
 #*Affymetrix, Inc........................................ 461,292    1,462,296
 #*Air Methods Corp....................................... 115,182   12,627,403
 #*Akorn, Inc............................................. 247,947    2,977,843
  *Albany Molecular Research, Inc......................... 318,199    1,126,424
  *Alliance HealthCare Services, Inc...................... 452,488      624,433
  *Allied Healthcare Products, Inc........................  22,068       60,246
  *Almost Family, Inc.....................................  46,027      954,140
 #*Alnylam Pharmaceuticals, Inc...........................  61,942    1,001,602
  *Alphatec Holdings, Inc................................. 248,211      426,923
  *AMAG Pharmaceuticals, Inc.............................. 117,140    1,813,327
 #*Amedisys, Inc.......................................... 139,223    1,537,022
  *American Caresource Holdings, Inc......................   2,018        3,249
  *American Learning Corp.................................     717          430
  *American Shared Hospital Services......................  35,563      106,333
  *AMN Healthcare Services, Inc........................... 261,969    2,598,732
  *Amsurg Corp............................................ 286,077    8,158,916
   Analogic Corp.......................................... 123,731    9,114,025
  *AngioDynamics, Inc..................................... 174,523    1,872,632
  *Anika Therapeutics, Inc................................ 113,051    1,267,302

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (Continued)
 #*Arena Pharmaceuticals, Inc.............................. 245,247 $ 1,939,904
  *Ariad Pharmaceuticals, Inc.............................. 727,009  15,667,044
  *Arqule, Inc.............................................  49,434     124,079
  *Array BioPharma, Inc.................................... 340,124   1,408,113
   Arrhythmia Research Technology, Inc.....................  26,575      65,640
  *ArthroCare Corp......................................... 173,509   5,219,151
   Assisted Living Concepts, Inc. Class A..................  95,397     754,590
  *Astex Pharmaceuticals, Inc.............................. 241,313     574,325
  *AtriCure, Inc...........................................  19,773     126,943
   Atrion Corp.............................................  19,961   4,056,874
 #*Authentidate Holding Corp...............................   7,129       9,909
 #*AVEO Pharmaceuticals, Inc...............................  75,858     578,797
  *Bioanalytical Systems, Inc..............................  30,808      35,737
  *BioClinica, Inc......................................... 146,057     915,777
 #*BioCryst Pharmaceuticals, Inc........................... 184,110     535,760
 #*Biodel, Inc.............................................  39,257     109,920
 #*Biolase, Inc............................................   1,978       3,699
  *BioMimetic Therapeutics, Inc............................  26,685      99,001
 #*Bio-Reference Labs, Inc................................. 185,596   5,152,145
 #*Biosante Pharmaceuticals, Inc...........................  23,805      29,280
  *BioScrip, Inc........................................... 354,399   3,264,015
 #*BioSpecifics Technologies Corp..........................  20,414     326,624
 #*Bovie Medical Corp...................................... 158,699     595,121
 #*BSD Medical Corp........................................ 200,117     374,219
  *Cambrex Corp............................................ 266,908   3,224,249
   Cantel Medical Corp..................................... 179,464   4,667,859
  *Capital Senior Living Corp.............................. 227,001   3,650,176
  *Capstone Therapeutics Corp..............................  39,829       5,775
  *Cardica, Inc............................................  34,944      46,825
  *CardioNet, Inc..........................................  15,257      37,075
  *CAS Medical Systems, Inc................................     997       1,815
 #*Catalyst Pharmaceutical Partners, Inc...................  25,086      38,382
 #*Celldex Therapeutics, Inc............................... 276,190   1,521,807
 #*Celsion Corp............................................  82,414     355,204
  *Chindex International, Inc..............................   9,089      94,253
 #*Cleveland Biolabs, Inc..................................   2,513       4,021
 #*Codexis, Inc............................................  46,517     120,944
  *Columbia Laboratories, Inc..............................  27,734      18,859
  *CombiMatrix Corp........................................  19,610       8,530
  *Complete Genomics, Inc..................................  37,098     111,294
   Computer Programs & Systems, Inc........................  64,370   3,141,900
 #*Conceptus, Inc.......................................... 273,444   5,151,685
   CONMED Corp............................................. 262,279   7,254,637
  *Corcept Therapeutics, Inc............................... 199,501     498,753
 #*Cornerstone Therapeutics, Inc...........................   8,755      42,812
  *Corvel Corp............................................. 135,138   5,747,419
  *Cross Country Healthcare, Inc........................... 241,157   1,061,091
   CryoLife, Inc........................................... 248,045   1,535,399
 #*Cumberland Pharmaceuticals, Inc......................... 169,380     994,261
 #*Curis, Inc..............................................  54,193     206,475
  *Cutera, Inc............................................. 112,038     830,202
  *Cyberonics, Inc......................................... 211,757   9,793,761
 #*Cyclacel Pharmaceuticals, Inc...........................  13,270      92,757
  *Cynosure, Inc. Class A..................................  58,916   1,551,847
  *Cytokinetics, Inc....................................... 203,807     134,513
   Daxor Corp..............................................  43,502     351,931
  *Depomed, Inc............................................ 160,374     906,113
  *DGT Holdings Corp.......................................  12,563     162,063
  *Digirad Corp............................................ 104,281     224,204
 #*Discovery Laboratories, Inc.............................  16,454      39,654
  *Durect Corp............................................. 583,846     799,869

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
  *DUSA Pharmaceuticals, Inc................................  87,974 $  603,502
  *Dyax Corp................................................ 649,777  1,949,331
  *Dynacq Healthcare, Inc...................................  64,639        646
 #*Dynavax Technologies Corp................................   2,993     12,391
  *DynaVox, Inc. Class A....................................   3,644      1,822
  *Emergent Biosolutions, Inc............................... 219,423  2,916,132
  *Emeritus Corp............................................ 217,775  4,889,049
  *Encision, Inc............................................   3,700      3,367
 #*Endocyte, Inc............................................ 115,518  1,105,507
   Ensign Group, Inc. (The)................................. 130,945  3,818,356
 #*EnteroMedics, Inc........................................     633      1,905
  *Entremed, Inc............................................   1,607      2,603
  *Enzo Biochem, Inc........................................ 272,651    545,302
 #*Enzon Pharmaceuticals, Inc............................... 301,457  1,980,572
  *Epocrates, Inc...........................................   7,477     73,125
  *ERBA Diagnostics, Inc....................................     119         73
  *Exact Sciences Corp...................................... 181,881  1,720,594
  *Exactech, Inc............................................ 101,444  1,694,115
  *ExamWorks Group, Inc.....................................  50,794    712,132
 #*FAB Universal Corp.......................................   1,618      5,825
  *Five Star Quality Care, Inc.............................. 191,872  1,009,247
  *Furiex Pharmaceuticals, Inc..............................  26,186    501,986
 #*Galena Biopharma, Inc....................................     319        670
 #*Genomic Health, Inc......................................  17,469    545,906
  *Gentiva Health Services, Inc............................. 160,809  1,511,605
 #*Geron Corp............................................... 316,814    421,363
  *Greatbatch, Inc.......................................... 238,848  5,249,879
 #*GTx, Inc................................................. 128,576    515,590
  *Hanger, Inc.............................................. 292,678  7,419,387
  *Harvard Bioscience, Inc.................................. 312,031  1,254,365
 #*HealthStream, Inc........................................ 156,130  3,987,560
  *Healthways, Inc.......................................... 142,271  1,384,297
  *Hemispherx Biopharma, Inc................................  93,100     78,670
  *Hi-Tech Pharmacal Co., Inc............................... 106,712  3,345,421
  *Hooper Holmes, Inc....................................... 672,769    403,661
 #*Horizon Pharma, Inc......................................  25,074     64,691
 #*iBio, Inc................................................  84,494     80,278
 #*Icad, Inc................................................   7,500     14,400
 #*ICU Medical, Inc......................................... 132,784  7,878,075
  *Idera Pharmaceuticals, Inc............................... 288,928    265,814
 #*Immunomedics, Inc........................................ 179,208    593,178
 #*Infinity Pharmaceuticals, Inc............................ 116,582  2,610,271
  *Inovio Pharmaceuticals, Inc..............................  10,400      7,488
  *Integra LifeSciences Holdings Corp.......................  25,804    987,003
   Invacare Corp............................................ 240,746  3,286,183
 #*IPC The Hospitalist Co................................... 105,907  3,652,732
  *Iridex Corp..............................................  27,684    110,182
  *IRIS International, Inc.................................. 172,928  3,370,367
  *IsoRay, Inc..............................................      20         12
 #*Keryx Biopharmaceuticals, Inc............................  45,500    113,295
   Kewaunee Scientific Corp.................................  25,060    282,677
  *Kindred Healthcare, Inc.................................. 249,167  2,441,837
  *K-V Pharmaceutical Co. Class B...........................     168          8
   Landauer, Inc............................................  88,270  5,115,246
  *Lannet Co., Inc..........................................  78,389    345,695
  *LCA-Vision, Inc.......................................... 171,633    655,638
   LeMaitre Vascular, Inc................................... 170,177  1,021,062
  *Lexicon Pharmaceuticals, Inc.............................  26,742     55,356
  *LHC Group, Inc........................................... 120,412  2,109,618
  *Luminex Corp.............................................  18,606    299,184
   Maxygen, Inc............................................. 326,521    796,711

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
  *MedAssets, Inc........................................... 242,404 $4,297,823
 .*MedCath Corp.............................................  92,602    126,865
  *Medical Action Industries, Inc........................... 158,071    466,309
 #*Medicines Co. (The)...................................... 249,864  5,477,019
 #*MediciNova, Inc..........................................  75,542    160,149
 #*Medidata Solutions, Inc.................................. 120,773  5,074,881
  #Meridian Bioscience, Inc.................................  18,311    361,642
  *Merit Medical Systems, Inc............................... 434,473  6,273,790
  *Metropolitan Health Networks, Inc........................ 402,989  4,404,670
  *MGC Diagnostics Corp.....................................   1,294      8,734
  *Misonix, Inc.............................................  62,750    277,355
  *Molina Healthcare, Inc................................... 187,792  4,707,945
 #*Momenta Pharmaceuticals, Inc............................. 242,301  3,072,377
 #*MWI Veterinary Supply, Inc...............................  43,372  4,554,927
  *Myrexis, Inc.............................................  21,492     51,581
  *Nabi Biopharmaceuticals.................................. 457,969    801,446
 #*Nanosphere, Inc.......................................... 121,135    379,153
   National Healthcare Corp................................. 104,718  4,986,671
   National Research Corp...................................  67,439  3,417,809
  *Natus Medical, Inc....................................... 248,293  2,805,711
  *Neogen Corp..............................................  50,994  2,182,033
  *Neurocrine Biosciences, Inc..............................  38,031    278,767
 #*Novavax, Inc............................................. 313,103    657,516
 #*NuVasive, Inc............................................ 269,062  3,879,874
  *Obagi Medical Products, Inc.............................. 108,493  1,337,719
  *Oculus Innovative Sciences, Inc..........................     219        182
  *Omnicell, Inc............................................ 243,012  3,543,115
 #*OncoGenex Pharmaceutical, Inc............................  16,093    199,553
  *OraSure Technologies, Inc................................  50,109    453,988
 #*Orexigen Therapeutics, Inc............................... 166,301    886,384
  *Orthofix International NV................................  97,863  3,881,247
 #*Osiris Therapeutics, Inc.................................  20,386    214,053
 #*Pacific Biosciences of California, Inc...................   8,471     11,012
  *Pain Therapeutics, Inc................................... 330,150  1,541,800
  *Palomar Medical Technologies, Inc........................  86,575    747,142
  *PDI, Inc................................................. 130,894    896,624
  #PDL BioPharma, Inc....................................... 903,258  6,729,272
 #*Pernix Therapeutics Holdings, Inc........................  36,485    287,502
  *PharMerica Corp.......................................... 273,237  3,338,956
 #*PhotoMedex, Inc..........................................  16,683    222,051
  *Pozen, Inc............................................... 294,588  1,764,582
  *Progenics Pharmaceuticals, Inc........................... 168,643    480,633
  *ProPhase Labs, Inc.......................................  56,585     93,365
  *Providence Service Corp. (The)........................... 114,730  1,170,246
  *pSivida Corp.............................................  40,264     62,812
 #*PSS World Medical, Inc...................................   6,995    200,197
   Psychemedics Corp........................................   1,558     17,824
 #*Quidel Corp.............................................. 236,580  4,147,247
  *RadNet, Inc.............................................. 102,903    267,548
  *Repligen Corp............................................ 324,883  1,656,903
 #*Repros Therapeutics, Inc.................................  10,473    151,021
  *Retractable Technologies, Inc............................     272        318
  *Rigel Pharmaceuticals, Inc............................... 311,289  2,773,585
  *Rochester Medical Corp................................... 101,868  1,068,595
 #*Rockwell Medical, Inc....................................   6,586     47,353
  *RTI Biologics, Inc....................................... 357,898  1,453,066
  *Rxi Pharmaceuticals Corp.................................     319         30
 #*Sangamo Biosciences, Inc................................. 186,397  1,036,367
  *Santarus, Inc............................................ 302,300  2,759,999
  *Sarepta Therapeutics, Inc................................     651     13,873
 #*SciClone Pharmaceuticals, Inc............................ 445,056  2,452,259

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Health Care -- (Continued)
 #*SIGA Technologies, Inc.................................  57,762 $    167,510
  #Simulations Plus, Inc.................................. 123,672      568,891
  *Skilled Healthcare Group, Inc. Class A................. 112,303      872,594
  *Solta Medical, Inc..................................... 140,652      414,923
  *Somaxon Pharmaceuticals, Inc...........................      99          154
   Span-American Medical System, Inc......................  32,884      573,661
  *Spectranetics Corp..................................... 219,936    3,202,268
 #*Spectrum Pharmaceuticals, Inc.......................... 484,889    5,411,361
  *Staar Surgical Co...................................... 113,539      731,191
 #*StemCells, Inc.........................................  11,628       23,721
 #*Stereotaxis, Inc.......................................  11,764       20,705
  *Strategic Diagnostics, Inc.............................   4,062        4,631
  *Sucampo Pharmaceuticals, Inc. Class A..................  99,642      497,214
  *Sun Healthcare Group, Inc.............................. 139,719    1,182,023
  *SunLink Health Systems, Inc............................  34,329       36,045
 #*Sunrise Senior Living, Inc............................. 185,945    2,675,749
  *SurModics, Inc......................................... 173,655    3,122,317
  *Symmetry Medical, Inc.................................. 270,623    2,478,907
 #*Synageva BioPharma Corp................................   5,436      229,834
 #*Synta Pharmaceuticals Corp.............................   9,163       72,113
  *Targacept, Inc.........................................  30,020      122,482
  *Theragenics Corp....................................... 278,526      426,145
 #*Threshold Pharmaceuticals, Inc.........................  17,876       73,470
  *Tornier NV.............................................  18,850      322,335
  *TranS1, Inc............................................  76,154      209,424
 #*Transcept Pharmaceuticals, Inc......................... 111,214      566,079
  *Triple-S Management Corp. Class B...................... 106,007    1,912,366
 #*Trius Therapeutics, Inc................................  16,075       88,091
   U.S. Physical Therapy, Inc............................. 116,572    3,112,472
  *Universal American Corp................................ 149,614    1,352,511
  *Urologix, Inc.......................................... 123,100       95,956
  *Uroplasty, Inc.........................................  12,179       41,774
   Utah Medical Products, Inc.............................  48,415    1,647,078
  *Vanguard Health Systems, Inc...........................  24,011      232,426
  *Vascular Solutions, Inc................................ 158,467    2,388,098
 #*Vical, Inc.............................................  76,174      259,753
 #*Vision-Sciences, Inc...................................  23,250       30,922
 #*Wright Medical Group, Inc.............................. 256,382    5,209,682
  *XenoPort, Inc..........................................  54,961      452,329
  *Xstelos Holdings, Inc..................................  81,000      133,650
   Young Innovations, Inc.................................  72,583    2,478,709
  *Zalicus, Inc...........................................  41,209       23,077
                                                                   ------------
Total Health Care.........................................          393,110,847
                                                                   ------------
Industrials -- (14.9%)
  *A.T. Cross Co. Class A.................................  80,715      764,371
  #AAON, Inc.............................................. 273,996    5,748,436
   AAR Corp............................................... 198,323    2,992,694
  #ABM Industries, Inc....................................  32,490      617,310
 #*ACCO Brands Corp....................................... 255,509    1,849,885
  *Accuride Corp..........................................  19,390       51,771
   Aceto Corp............................................. 226,097    2,265,492
   Acme United Corp.......................................  30,407      344,511
  #Acorn Energy, Inc......................................  80,179      682,323
  *Active Power, Inc...................................... 326,882      235,355
 #*Adept Technology, Inc.................................. 106,218      424,872
 #*Aegion Corp............................................ 168,759    3,116,979
  *AeroCentury Corp.......................................   9,017      113,524
  *Aerosonic Corp.........................................  12,141       39,701
 #*Aerovironment, Inc..................................... 133,651    2,938,986
  *Air Transport Services Group, Inc...................... 324,059    1,247,627

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
   Aircastle, Ltd........................................... 224,541 $2,499,141
   Alamo Group, Inc.........................................  90,698  3,038,383
  #Albany International Corp. Class A....................... 168,264  3,696,760
 #*Allegiant Travel Co......................................  64,675  4,704,460
 .*Allied Defense Group, Inc. (The).........................  51,940    277,879
   Allied Motion Technologies, Inc..........................  35,896    231,529
   Altra Holdings, Inc...................................... 171,047  3,082,267
  *Ameresco, Inc. Class A...................................  97,937  1,083,183
  *American Railcar Industries, Inc......................... 146,930  4,316,803
  *American Reprographics Co................................ 213,451    817,517
   American Science & Engineering, Inc......................  84,690  5,384,590
 #*American Superconductor Corp.............................  58,302    209,304
  *American Woodmark Corp................................... 128,224  2,949,152
   Ampco-Pittsburgh Corp....................................  85,409  1,508,323
  *AMREP Corp...............................................  55,375    359,938
   Apogee Enterprises, Inc.................................. 252,933  5,152,245
   Argan, Inc...............................................  35,313    628,218
  #Arkansas Best Corp....................................... 148,811  1,197,929
  *Arotech Corp.............................................  99,723    101,717
   Art's-Way Manufacturing Co., Inc.........................     200      1,200
  *Ascent Solar Technologies, Inc...........................  74,256     60,519
  *Asset Acceptance Capital Corp............................ 287,837  1,836,400
   Asta Funding, Inc........................................  21,798    204,465
 #*Astec Industries, Inc.................................... 179,578  5,171,846
  *Astronics Corp...........................................  73,675  1,709,997
 #*Astronics Corp. Class B..................................  41,787    954,840
  *Astrotech Corp...........................................   6,182      5,502
  *Avalon Holding Corp. Class A.............................  20,575     82,300
   AZZ, Inc................................................. 224,847  8,867,966
   Barrett Business Services, Inc...........................  84,535  2,521,679
 #*Beacon Roofing Supply, Inc............................... 146,672  4,743,372
  *Blount International, Inc................................ 336,686  4,454,356
  *BlueLinx Holdings, Inc................................... 135,808    286,555
  *Breeze-Eastern Corp......................................  98,241    785,928
  #Briggs & Stratton Corp................................... 293,685  5,800,279
  #Brink's Co. (The)........................................   6,600    173,646
  *Broadwind Energy, Inc....................................     890      2,216
 #*Builders FirstSource, Inc................................ 193,027  1,063,579
  *CAI International, Inc................................... 108,500  2,404,360
   Cascade Corp............................................. 102,354  6,651,986
  *Casella Waste Systems, Inc. Class A...................... 123,551    565,864
 #*CBIZ, Inc................................................ 617,182  3,406,845
   CDI Corp.................................................  97,142  1,669,871
   CECO Environmental Corp.................................. 110,237    975,597
   Celadon Group, Inc....................................... 190,480  3,257,208
   Ceradyne, Inc............................................ 129,852  4,539,626
  *Champion Industries, Inc.................................  53,936     10,787
   Chicago Rivet & Machine Co...............................  17,700    326,388
   CIRCOR International, Inc................................ 114,489  3,948,726
   Coleman Cable, Inc.......................................  45,894    435,534
  *Columbus McKinnon Corp................................... 170,803  2,556,921
   Comfort Systems USA, Inc................................. 329,710  3,593,839
  *Command Security Corp....................................  70,192     91,250
  *Commercial Vehicle Group, Inc............................ 143,729  1,090,903
  *Competitive Technologies, Inc............................  99,675     61,808
   CompX International, Inc.................................  18,270    256,328
  *Conrad Industries, Inc...................................  18,700    326,315
  *Consolidated Graphics, Inc...............................  80,348  2,371,069
   Courier Corp............................................. 120,220  1,448,651
  *Covenant Transportation Group, Inc. Class A..............  91,000    422,240
  *CPI Aerostructures, Inc..................................  48,356    532,400

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *CRA International, Inc................................... 101,190 $1,693,921
  *Digital Power Corp.......................................   3,700      4,514
 #*Dolan Co. (The).......................................... 134,798    624,115
   Douglas Dynamics, Inc.................................... 158,970  2,414,754
  *Ducommun, Inc............................................  96,265  1,313,055
  *DXP Enterprises, Inc.....................................  88,242  4,344,154
  *Dycom Industries, Inc.................................... 223,913  3,188,521
   Dynamic Materials Corp...................................  75,806  1,017,317
 #*Eagle Bulk Shipping, Inc.................................  75,276    222,817
   Eastern Co. (The)........................................  56,509    904,144
  *Echo Global Logistics, Inc...............................  28,915    486,061
   Ecology & Environment, Inc. Class A......................  20,292    248,983
  *Encore Capital Group, Inc................................ 204,231  5,922,699
   Encore Wire Corp......................................... 212,520  6,558,367
  *Energy Focus, Inc........................................     838        168
 #*Energy Recovery, Inc..................................... 101,206    300,582
  *EnergySolutions, Inc..................................... 270,368    773,252
 #*EnerNOC, Inc.............................................  36,329    447,573
 #*Engility Holdings, Inc...................................  11,359    215,821
   Ennis, Inc............................................... 225,577  3,451,328
 #*EnPro Industries, Inc.................................... 169,922  6,212,348
  *Environmental Tectonics Corp.............................  60,400    108,116
  #ESCO Technologies, Inc................................... 137,497  5,147,888
   Espey Manufacturing & Electronics Corp...................  35,587    977,219
 #*Excel Maritime Carriers, Ltd............................. 299,086    125,018
  *Exponent, Inc............................................ 135,915  7,472,607
  *Federal Signal Corp...................................... 469,909  2,711,375
  *Flow International Corp.................................. 306,050  1,016,086
   Forward Air Corp......................................... 195,826  6,534,714
  *Franklin Covey Co........................................ 169,691  2,039,686
  #Franklin Electric Co., Inc...............................  82,068  4,755,020
  #FreightCar America, Inc..................................  66,658  1,283,167
  *Frozen Food Express Industries........................... 156,525    275,484
  *Fuel Tech, Inc........................................... 117,467    479,265
  *Furmanite Corp........................................... 334,453  1,688,988
   G & K Services, Inc. Class A............................. 146,954  4,739,267
 #*Genco Shipping & Trading, Ltd............................ 195,022    592,867
  *Gencor Industries, Inc...................................   6,536     46,994
 #*GenCorp, Inc............................................. 246,115  2,170,734
  *GeoEye, Inc.............................................. 145,938  4,578,075
  *Gibraltar Industries, Inc................................ 275,585  3,433,789
   Global Power Equipment Group, Inc........................  38,305    647,355
  #Gorman-Rupp Co. (The).................................... 197,355  5,328,585
  *GP Strategies Corp....................................... 152,647  2,938,455
   Graham Corp..............................................  69,006  1,240,038
   Granite Construction, Inc................................ 107,843  3,257,937
   Great Lakes Dredge & Dock Corp........................... 333,268  2,649,481
  *Greenbrier Cos., Inc..................................... 174,428  3,036,791
   Griffon Corp............................................. 481,728  4,889,539
   H&E Equipment Services, Inc.............................. 241,531  3,676,102
   Hardinge, Inc............................................  97,119  1,008,095
  *Hawaiian Holdings, Inc................................... 478,445  2,837,179
   Heidrick & Struggles International, Inc.................. 159,200  1,884,928
 #*Heritage-Crystal Clean, Inc..............................   7,001    123,918
  *Hill International, Inc.................................. 317,051  1,074,803
  #HNI Corp.................................................   6,554    180,366
  *Horizon Lines, Inc. Class A..............................  12,140     16,025
   Houston Wire & Cable Co.................................. 144,691  1,601,729
  *Hudson Global, Inc....................................... 131,868    532,747
  *Hudson Technologies, Inc.................................  20,484     81,936
  *Hurco Cos., Inc..........................................  54,870  1,260,913

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            Shares     Value+
                                                           --------- ----------
Industrials -- (Continued)
  *Huron Consulting Group, Inc............................   153,060 $4,415,781
  *Huttig Building Products, Inc..........................   161,870    210,431
  *Hyster-Yale Materials Handling, Inc....................    32,135  1,320,106
  *Hyster-Yale Materials Handling, Inc. Class B...........    32,135  1,320,106
  *ICF International, Inc.................................   107,164  1,966,459
 #*InnerWorkings, Inc.....................................   152,243  2,195,344
  *Innotrac Corp..........................................   156,400    326,876
  *Innovative Solutions & Support, Inc....................   139,210    598,603
  #Insperity, Inc.........................................   164,857  4,304,416
   Insteel Industries, Inc................................    95,577  1,108,693
  *Integrated Electrical Services, Inc....................   118,179    638,167
  *Intelligent Systems Corp...............................    42,582     63,873
   Interface, Inc.........................................   513,839  7,353,036
   International Shipholding Corp.........................    58,108    971,566
  #Intersections, Inc.....................................   156,439  1,453,318
   John Bean Technologies Corp............................   172,431  2,658,886
  *JPS Industries, Inc....................................    24,500    153,738
  *Kadant, Inc............................................    98,109  2,383,068
   Kaman Corp.............................................   234,532  8,724,590
   Kaydon Corp............................................   199,589  4,462,810
  #Kelly Services, Inc. Class A...........................   248,928  3,308,253
   Kelly Services, Inc. Class B...........................       635      8,680
  *Key Technology, Inc....................................    49,705    433,428
 #*Kforce, Inc............................................   392,289  4,374,022
   Kimball International, Inc. Class B....................   227,614  2,717,711
   Knoll, Inc.............................................   312,935  4,503,135
  *Korn/Ferry International...............................   271,594  3,636,644
  *Kratos Defense & Security Solutions, Inc...............   185,850  1,024,034
   L.B. Foster Co. Class A................................   102,703  3,390,226
   L.S. Starrett Co. Class A (The)........................    51,344    588,916
  #Lawson Products, Inc...................................    82,104    583,759
  *Layne Christensen Co...................................   135,438  3,018,913
  #Lindsay Corp...........................................    86,551  6,609,900
  *LMI Aerospace, Inc.....................................    94,970  1,906,998
   LSI Industries, Inc....................................   202,268  1,371,377
  *Luna Innovations, Inc..................................    17,526     29,794
  *Lydall, Inc............................................   140,104  1,808,743
  *Magnetek, Inc..........................................    30,711    352,562
  *Manitex International, Inc.............................     6,450     45,666
   Marten Transport, Ltd..................................   203,423  3,763,326
  *Mastech Holdings, Inc..................................     7,962     39,412
   Matson, Inc............................................    49,098  1,043,332
   McGrath RentCorp.......................................   236,077  6,199,382
  *Meritor, Inc...........................................    50,188    221,831
  *Metalico, Inc..........................................   356,973    760,352
   Met-Pro Corp...........................................   188,147  1,708,375
  *MFRI, Inc..............................................    57,134    314,237
  *Michael Baker Corp.....................................    84,494  1,910,409
   Miller Industries, Inc.................................    70,625  1,084,094
  *Mistras Group, Inc.....................................    90,348  1,995,787
 #*Mobile Mini, Inc.......................................   231,531  4,033,270
  *Mueller (Paul) Co......................................    10,813    264,918
   Mueller Water Products, Inc. Class A................... 1,012,139  5,273,244
   Multi-Color Corp.......................................   104,725  2,379,352
 #*MYR Group, Inc.........................................   168,251  3,563,556
  *National Patent Development Corp.......................   109,400    295,380
  #National Presto Industries, Inc........................    39,582  2,942,922
  *National Technical Systems, Inc........................    86,036    690,869
  *Navigant Consulting, Inc...............................   232,003  2,410,511
  *NCI Building Systems, Inc..............................    44,603    500,000
   NL Industries, Inc.....................................   236,934  2,409,619

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *NN, Inc.................................................. 160,207 $1,326,514
 #*Nortek, Inc..............................................   2,300    136,873
  *Northwest Pipe Co........................................  88,313  2,029,433
  *Ocean Power Technologies, Inc............................  35,797     88,777
 #*Odyssey Marine Exploration, Inc.......................... 448,045  1,294,850
 #*Omega Flex, Inc.......................................... 100,238  1,252,975
 #*On Assignment, Inc....................................... 238,959  4,559,338
  *Orbit International Corp.................................  14,582     44,621
  *Orbital Sciences Corp.................................... 267,851  3,589,203
  *Orion Energy Systems, Inc................................  26,146     42,879
  *Orion Marine Group, Inc..................................  80,307    537,254
  #P.A.M. Transportation Services, Inc......................  86,903    864,685
  *Pacer International, Inc................................. 219,996    787,586
  *Park-Ohio Holdings Corp..................................  99,207  2,194,459
  *Patrick Industries, Inc..................................  65,143  1,151,077
  *Patriot Transportation Holding, Inc......................  92,577  2,592,156
  *Pendrell Corp............................................ 114,487    136,240
 #*PGT, Inc.................................................  39,246    169,543
  *Pike Electric Corp....................................... 155,818  1,419,502
 #*Plug Power, Inc..........................................  65,190     48,241
 #*PMFG, Inc................................................  94,438    613,847
  *Powell Industries, Inc................................... 109,528  4,357,024
  *PowerSecure International, Inc........................... 169,330  1,093,872
   Preformed Line Products Co...............................  51,643  2,782,008
   Primoris Services Corp................................... 194,298  2,714,343
   Providence & Worcester Railroad Co.......................  18,747    271,832
 #*Quad/Graphics, Inc.......................................  18,182    333,276
  *Quality Distribution, Inc................................ 188,692  1,622,751
   Quanex Building Products Corp............................ 244,814  4,839,973
  #Raven Industries, Inc.................................... 257,810  7,035,635
 #*RBC Bearings, Inc........................................ 141,240  7,013,978
  *RCM Technologies, Inc.................................... 114,406    638,385
  *Real Goods Solar, Inc. Class A...........................   1,796        907
 #*Republic Airways Holdings, Inc........................... 309,025  1,443,147
   Resources Connection, Inc................................ 217,906  2,688,960
  *Roadrunner Transportation Systems, Inc................... 100,136  1,745,370
  *RPX Corp.................................................  13,857    145,914
 #*Rush Enterprises, Inc. Class A........................... 238,532  4,532,108
  *Rush Enterprises, Inc. Class B........................... 115,888  2,012,975
  *Saia, Inc................................................ 108,823  2,459,400
  *Satcon Technology Corp...................................  39,455      8,207
   Schawk, Inc.............................................. 243,811  3,008,628
  *Schuff International, Inc................................  53,200    602,490
   SeaCube Container Leasing, Ltd...........................  45,919    850,420
   Servotronics, Inc........................................  24,804    195,207
   SIFCO Industries, Inc....................................  45,830    767,652
   SkyWest, Inc............................................. 296,661  3,248,438
  *SL Industries, Inc.......................................  54,267    759,738
   SmartPros, Ltd...........................................  38,973     66,254
  *Sparton Corp.............................................  47,251    637,888
 #*Standard Parking Corp.................................... 169,280  3,868,048
   Standard Register Co. (The).............................. 234,875    150,320
   Standex International Corp............................... 110,239  5,097,451
  *Sterling Construction Co., Inc...........................  91,184    811,538
   Sun Hydraulics Corp...................................... 227,149  6,051,249
  *Supreme Industries, Inc. Class A......................... 101,505    359,328
  *SYKES Enterprises, Inc................................... 271,349  3,695,773
   Sypris Solutions, Inc.................................... 166,119  1,046,550
  #TAL International Group, Inc............................. 197,941  6,757,706
  *Taser International, Inc................................. 168,356  1,314,860
  *Team, Inc................................................ 153,253  5,023,633

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Industrials -- (Continued)
  *Tecumseh Products Co. Class A.......................... 121,247 $    609,872
  *Tecumseh Products Co. Class B..........................  10,870       56,524
  *Tel-Instrument Electronics Corp........................  19,940       75,573
   Tennant Co............................................. 159,106    5,953,747
 #*Thermon Group Holdings, Inc............................  11,043      274,308
  #Titan International, Inc............................... 322,253    6,760,868
 #*Titan Machinery, Inc................................... 145,058    3,430,622
  *TMS International Corp. Class A........................  10,161      106,487
  *Transcat, Inc..........................................  42,500      220,575
  *TRC Cos., Inc.......................................... 200,030    1,442,216
  *Trex Co., Inc..........................................  11,745      410,370
  *Trimas Corp............................................ 281,658    7,063,983
  *TrueBlue, Inc.......................................... 277,109    3,616,272
  *Tufco Technologies, Inc................................   6,498       29,956
  *Tutor Perini Corp...................................... 101,201    1,026,178
  #Twin Disc, Inc.........................................  90,134    1,366,431
  *Ultralife Corp.........................................  84,195      258,479
   UniFirst Corp.......................................... 103,401    7,193,608
  #United Stationers, Inc.................................   6,617      192,025
  #Universal Forest Products, Inc......................... 156,121    6,010,658
  *Universal Power Group, Inc.............................  29,335       63,364
  *Universal Security Instruments, Inc....................   2,177        9,579
   Universal Truckload Services, Inc......................  75,631    1,197,995
 #*US Airways Group, Inc..................................  54,548      664,395
   US Ecology, Inc........................................ 172,893    4,102,751
  *USA Truck, Inc.........................................  66,021      188,160
  *Versar, Inc............................................  37,056      139,331
   Viad Corp.............................................. 192,462    4,082,119
  *Vicor Corp............................................. 259,789    1,657,454
  *Virco Manufacturing Corp............................... 133,476      321,677
  *Volt Information Sciences, Inc......................... 192,487    1,347,409
   VSE Corp...............................................  33,676      796,437
  *Wabash National Corp...................................     100          631
  *Willdan Group, Inc.....................................   6,636       10,153
  *Willis Lease Finance Corp..............................  76,817    1,092,338
 #*XPO Logistics, Inc.....................................  48,805      670,093
 #*Zipcar, Inc............................................  23,681      148,480
                                                                   ------------
Total Industrials.........................................          582,803,324
                                                                   ------------
Information Technology -- (15.3%)
 #*3D Systems Corp........................................ 227,661    9,903,254
  *Accelrys, Inc.......................................... 520,807    4,661,223
 #*ACI Worldwide, Inc..................................... 113,712    4,446,139
 #*Active Network, Inc. (The).............................  13,997      124,013
  *Actuate Corp........................................... 540,500    2,880,865
  *Acxiom Corp............................................  21,312      388,944
  *ADDvantage Technologies Group, Inc.....................  84,703      174,488
  *Advanced Energy Industries, Inc........................ 365,926    4,321,586
  *Advanced Photonix, Inc. Class A........................  65,272       41,121
  *Aehr Test Systems......................................  42,505       38,044
 #*Aeroflex Holding Corp..................................  25,640      163,070
  *Aetrium, Inc...........................................   2,617        1,675
  *Agilysys, Inc.......................................... 176,406    1,441,237
  *Alpha & Omega Semiconductor, Ltd.......................  77,620      661,322
   American Software, Inc. Class A........................ 222,349    1,821,038
 #*Amkor Technology, Inc.................................. 385,318    1,664,574
  *Amtech Systems, Inc....................................  72,428      233,218
  *ANADIGICS, Inc......................................... 362,849      529,760
  *Analysts International Corp............................  38,018      138,766
  *Anaren, Inc............................................ 133,778    2,412,017
  *Applied Micro Circuits Corp............................ 616,460    3,575,468

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
 #*Astea International, Inc.................................  21,160 $   87,602
   Astro-Med, Inc...........................................  58,216    479,118
  *ATMI, Inc................................................ 208,893  4,125,637
  *Autobytel, Inc...........................................  78,058    311,451
  *Aviat Networks, Inc...................................... 285,548    651,049
  *Avid Technology, Inc..................................... 191,513  1,124,181
   Aware, Inc............................................... 131,474    800,677
  *Axcelis Technologies, Inc................................ 914,667    838,292
  *AXT, Inc................................................. 285,411    916,169
   Badger Meter, Inc........................................ 152,301  6,524,575
   Bel Fuse, Inc. Class A...................................  33,988    520,016
   Bel Fuse, Inc. Class B...................................  92,406  1,530,243
  *Benchmark Electronics, Inc...............................  15,515    229,932
   Black Box Corp........................................... 143,976  3,155,954
  *Blonder Tongue Laboratories, Inc.........................  76,200     83,820
  *Blucora, Inc............................................. 309,695  5,435,147
  *Bogen Communications International, Inc..................  33,103    139,033
  *Bottomline Technologies, Inc............................. 186,053  4,353,640
 #*BroadVision, Inc.........................................  16,737    132,892
   Brooks Automation, Inc................................... 448,765  3,240,083
  *Bsquare Corp.............................................  89,864    265,099
  *BTU International, Inc...................................  74,894    146,043
  #Cabot Microelectronics Corp.............................. 216,245  6,444,101
  *CalAmp Corp.............................................. 212,133  1,883,741
 #*Calix, Inc............................................... 173,207  1,151,827
 #*Callidus Software, Inc...................................  29,985    139,130
  *Cardtronics, Inc.........................................  69,538  1,975,575
  *Cascade Microtech, Inc...................................  88,052    462,273
  #Cass Information Systems, Inc............................  50,747  2,129,852
 #*CEVA, Inc................................................ 109,234  1,654,895
  *Checkpoint Systems, Inc.................................. 180,997  1,469,696
  *China Information Technology, Inc........................  25,916     23,584
  *Chyron International Corp................................     315        236
  *CIBER, Inc............................................... 389,378  1,214,859
  *Cinedigm Digital Cinema Corp. Class A....................   1,512      2,253
  *Clearfield, Inc..........................................  88,276    441,380
  *Cogo Group, Inc..........................................  17,312     44,492
 #*Coherent, Inc............................................  17,782    811,748
   Cohu, Inc................................................ 157,767  1,388,350
..#*Commerce One LLC.........................................   4,800         --
   Communications Systems, Inc..............................  79,847    827,215
  *Computer Task Group, Inc................................. 178,101  3,321,584
  *comScore, Inc............................................  18,245    258,532
   Comtech Telecommunications Corp.......................... 138,344  3,482,118
   Concurrent Computer Corp.................................  18,724     97,927
 #*Constant Contact, Inc....................................  96,305  1,188,404
 #*Cray, Inc................................................ 240,684  2,929,124
  #Crexendo, Inc............................................ 104,126    239,490
  *CSG Systems International, Inc........................... 207,697  4,280,635
   CSP, Inc.................................................  49,891    250,952
   CTS Corp................................................. 184,539  1,527,983
 #*CVD Equipment Corp.......................................  31,867    324,725
  *CyberOptics Corp.........................................  56,931    426,983
   Daktronics, Inc.......................................... 226,873  1,989,676
  *Data I/O Corp............................................  77,000    146,300
  *Datalink Corp............................................ 111,459    907,276
  *Dataram Corp.............................................  82,189     47,670
  *Datawatch Corp...........................................  18,488    322,985
 #*DealerTrack Holdings, Inc................................ 200,873  5,489,859
 #*Demand Media, Inc........................................ 173,745  1,482,045
  *Dice Holdings, Inc....................................... 395,255  3,490,102

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Digi International, Inc.................................. 236,189 $2,224,900
   Digimarc Corp............................................  59,341  1,165,457
  *Digital River, Inc.......................................  19,788    283,760
 #*Diodes, Inc.............................................. 112,245  1,701,634
  *Ditech Networks, Inc..................................... 308,189    440,710
 #*Document Security Systems, Inc...........................  11,161     31,028
  *Dot Hill Systems Corp.................................... 550,651    534,131
  *DSP Group, Inc........................................... 234,564  1,290,102
  *DTS, Inc................................................. 174,891  3,669,213
  *Dynamics Research Corp...................................  82,749    533,731
   EarthLink, Inc........................................... 643,964  4,082,732
  #Ebix, Inc................................................ 258,294  5,628,226
  *Echelon Corp............................................. 172,946    572,451
  *Edgewater Technology, Inc................................  87,868    305,781
  *Elecsys Corp.............................................  31,697    101,113
   Electro Rent Corp........................................ 237,405  3,732,007
   Electro Scientific Industries, Inc....................... 114,505  1,222,913
  *Electronics for Imaging, Inc............................. 298,879  5,188,539
   Electro-Sensors, Inc.....................................   3,450     13,421
  *Ellie Mae, Inc...........................................   3,866     96,650
 #*eMagin Corp..............................................  51,818    226,445
 #*EMCORE Corp.............................................. 132,911    618,036
  *Emulex Corp.............................................. 384,517  2,676,238
  *Entegris, Inc............................................ 776,103  6,371,806
  *Entorian Technologies, Inc...............................  37,101    103,883
 #*Entropic Communications, Inc............................. 381,725  1,836,097
  *Envestnet, Inc........................................... 127,955  1,788,811
   EPIQ Systems, Inc........................................ 280,862  3,429,325
  *ePlus, Inc...............................................  55,622  1,989,599
  *Euronet Worldwide, Inc................................... 216,115  4,384,973
   Evolving Systems, Inc....................................  35,800    246,304
  *Exar Corp................................................ 401,024  3,428,755
  *ExlService Holdings, Inc................................. 200,305  5,937,040
  *Extreme Networks......................................... 562,608  1,834,102
  *Fabrinet.................................................  48,558    467,614
  *FalconStor Software, Inc................................. 437,035    970,218
 #*FARO Technologies, Inc................................... 111,821  4,495,204
  *FormFactor, Inc.......................................... 134,932    615,290
   Forrester Research, Inc.................................. 256,189  7,414,110
  *Frequency Electronics, Inc...............................  74,860    628,075
  *Giga-tronics, Inc........................................  33,725     56,658
  *GigOptix, Inc............................................  17,808     30,630
  *Global Cash Access Holdings, Inc......................... 452,324  3,188,884
  *Globalscape, Inc.........................................   5,930     12,216
 #*Globecomm Systems, Inc................................... 204,197  2,215,537
  *GSE Systems, Inc......................................... 127,249    227,776
  *GSI Group, Inc...........................................  81,019    629,518
 #*GSI Technology, Inc...................................... 125,619    702,210
 #*GT Advanced Technologies, Inc............................ 337,635  1,465,336
 #*Guidance Software, Inc...................................  39,875    485,678
  *Hackett Group, Inc. (The)................................ 397,920  1,547,909
  *Harmonic, Inc............................................ 804,475  3,491,422
  *Hauppauge Digital, Inc...................................  42,278     38,896
  #Heartland Payment Systems, Inc........................... 242,293  6,319,001
 #*Higher One Holdings, Inc.................................  11,675    147,455
  *Hutchinson Technology, Inc............................... 231,183    323,656
  *I.D. Systems, Inc........................................  55,135    289,459
  *Identive Group, Inc...................................... 195,156    234,187
  *IEC Electronics Corp.....................................  37,859    273,342
  *iGATE Corp............................................... 518,273  8,318,282
 #*iGo, Inc................................................. 105,754     27,496

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
  *Ikanos Communications, Inc..............................  64,641 $    89,851
  *Imation Corp............................................ 188,057     859,420
  *Immersion Corp.......................................... 123,762     534,652
 #*Infinera Corp........................................... 628,545   3,092,441
  *Infosonics Corp.........................................  69,762      65,576
  *Innodata, Inc........................................... 217,125     779,479
  *Inphi Corp..............................................  51,058     427,355
  *Insight Enterprises, Inc................................ 388,100   6,275,577
  *Integrated Device Technology, Inc....................... 843,473   4,588,493
  *Integrated Silicon Solution, Inc........................ 224,713   1,921,296
  *Intellicheck Mobilisa, Inc..............................  25,737      37,833
  *Interactive Intelligence Group, Inc.....................  95,714   3,035,091
  *Intermec, Inc........................................... 152,918   1,036,784
  *Internap Network Services Corp.......................... 552,985   3,787,947
   Internet Patents Corp...................................  12,966      44,344
  *Interphase Corp.........................................  29,534      63,203
  *inTEST Corp.............................................  84,141     203,621
  *Intevac, Inc............................................ 169,582     847,910
  *IntraLinks Holdings, Inc................................  24,221     135,395
  *IntriCon Corp...........................................  53,872     265,589
  *Inuvo, Inc..............................................   1,309       1,532
  *iPass, Inc.............................................. 366,725     711,446
  *Iteris, Inc.............................................  52,380      82,760
 #*Ixia.................................................... 421,281   5,902,147
  *IXYS Corp............................................... 310,390   2,954,913
  *Kemet Corp.............................................. 222,690   1,011,013
  *Kenexa Corp.............................................  76,600   3,520,536
  *Key Tronic Corp.........................................  17,072     193,767
   Keynote Systems, Inc.................................... 120,647   1,724,046
 #*KIT Digital, Inc........................................ 294,247     818,007
  *Kopin Corp.............................................. 668,444   2,513,349
  *Kulicke & Soffa Industries, Inc......................... 468,144   4,803,157
  *KVH Industries, Inc.....................................  98,964   1,367,682
  *Lantronix, Inc..........................................      45          71
  *Lattice Semiconductor Corp.............................. 983,223   3,814,905
  *LGL Group, Inc. (The)...................................  29,250     179,010
  *LightPath Technologies, Inc. Class A....................   8,650       8,131
 #*Limelight Networks, Inc................................. 667,209   1,407,811
  *Lionbridge Technologies, Inc............................ 180,326     571,633
  #Littlefuse, Inc......................................... 114,294   6,126,158
  *LogMeIn, Inc............................................   8,542     210,817
  *LoJack Corp............................................. 182,226     415,475
  *LookSmart, Ltd..........................................   2,693       2,208
   Loral Space & Communications, Inc....................... 103,555   8,145,636
  *LTX-Credence Corp....................................... 387,455   2,158,124
  *Magnachip Semiconductor Corp............................  80,369     904,151
  *Management Network Group, Inc...........................  22,112      51,521
 #*Manhattan Associates, Inc............................... 216,969  13,018,140
  #Marchex, Inc. Class B................................... 148,124     605,827
  *Market Leader, Inc...................................... 169,878   1,155,170
 #*Mattersight Corp........................................ 103,208     570,740
  *Mattson Technology, Inc................................. 193,251     173,443
  *MaxLinear, Inc. Class A.................................  12,764      72,500
 #*Maxwell Technologies, Inc...............................   7,168      46,664
  *Measurement Specialties, Inc............................ 109,173   3,560,132
  *MEMC Electronic Materials, Inc.......................... 131,521     331,433
  *MEMSIC, Inc.............................................  17,281      30,242
  *Mercury Computer Systems, Inc........................... 204,339   1,674,558
   Mesa Laboratories, Inc..................................  31,800   1,550,886
   Methode Electronics, Inc................................ 231,287   2,340,624
  #Micrel, Inc............................................. 504,639   4,889,952

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Information Technology -- (Continued)
 #*Mindspeed Technologies, Inc...........................   132,335 $   451,262
  *MIPS Technologies, Inc................................   300,607   2,101,243
   MOCON, Inc............................................    63,175     955,838
  *ModusLink Global Solutions, Inc.......................   200,546     587,600
  *MoneyGram International, Inc..........................    40,526     629,774
 #*Monolithic Power Systems, Inc.........................   281,617   5,471,818
   Monotype Imaging Holdings, Inc........................   231,003   3,536,656
 #*Monster Worldwide, Inc................................   118,549     737,375
  *MoSys, Inc............................................   158,327     639,641
  *Move, Inc.............................................   341,734   2,832,975
   MRV Communications, Inc............................... 1,232,392     725,879
   MTS Systems Corp......................................   165,039   8,319,616
  *Multi-Fineline Electronix, Inc........................   172,743   3,651,787
  *Nanometrics, Inc......................................   171,339   2,357,625
  *NAPCO Security Technologies, Inc......................   307,597   1,036,602
 #*NCI, Inc. Class A.....................................    49,172     276,347
 #*NetList, Inc..........................................    75,583      83,141
 #*NetScout Systems, Inc.................................   312,994   7,740,342
  *Newport Corp..........................................   322,325   3,487,556
  *Newtek Business Services, Inc.........................   243,027     478,763
   NIC, Inc..............................................   457,702   6,545,139
  *Novatel Wireless, Inc.................................   173,769     286,719
 #*NumereX Corp. Class A.................................    73,646     845,456
 #*Oclaro, Inc...........................................   345,826     681,277
  *Official Payments Holdings, Inc.......................   169,800     867,678
 #*OmniVision Technologies, Inc..........................   259,330   3,708,419
 #*Omtool, Ltd...........................................    30,770     130,772
  *Online Resources Corp.................................   247,388     712,477
 #*Onvia, Inc............................................     6,308      24,475
 #*OpenTable, Inc........................................    10,117     475,195
  *Oplink Communications, Inc............................   112,016   1,664,558
  #OPNET Technologies, Inc...............................    86,467   3,668,795
   Optical Cable Corp....................................    55,836     235,628
  *OSI Systems, Inc......................................   150,502  11,927,284
  *Overland Storage, Inc.................................    40,733      67,617
  *PAR Technology Corp...................................   131,950     705,932
   Park Electrochemical Corp.............................   187,161   4,645,336
 #*ParkerVision, Inc.....................................   171,061     266,855
   PC Connection, Inc....................................   108,093   1,112,277
  *PC Mall, Inc..........................................   117,011     744,190
   PC-Tel, Inc...........................................   183,140   1,194,073
  *PDF Solutions, Inc....................................   139,737   1,850,118
  *Perceptron, Inc.......................................    49,974     263,863
  *Perficient, Inc.......................................   195,178   2,219,174
  *Performance Technologies, Inc.........................   102,658     122,163
  *Pericom Semiconductor Corp............................   223,214   1,725,444
  *Pervasive Software, Inc...............................   187,100   1,605,318
  *PFSweb, Inc...........................................    24,219      73,626
  *Photronics, Inc.......................................   423,811   2,072,436
  *Pixelworks, Inc.......................................    58,234     135,685
  *Planar Systems, Inc...................................   162,065     213,926
  *Plexus Corp...........................................    69,917   1,881,466
  *PLX Technology, Inc...................................   247,793   1,072,944
   Power Integrations, Inc...............................    91,436   2,704,677
 #*Power-One, Inc........................................   538,421   2,169,837
 #*Powerwave Technologies, Inc...........................    25,899      12,691
  *Presstek, Inc.........................................   128,117      63,418
  *PRGX Global, Inc......................................   124,218     971,385
  *PROS Holdings, Inc....................................    21,981     424,893
   Pulse Electronics Corp................................    19,702      10,836
  #QAD, Inc. Class A.....................................   126,080   1,541,958

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            Shares     Value+
                                                           --------- ----------
Information Technology -- (Continued)
   QAD, Inc. Class B......................................    31,205 $  374,460
  *Qualstar Corp..........................................    90,434    125,703
  *Quantum Corp...........................................   946,052    993,355
 #*QuickLogic Corp........................................    68,835    180,348
 #*QuinStreet, Inc........................................    46,715    285,896
  *Radisys Corp...........................................   206,728    587,108
  *Rainmaker Systems, Inc.................................     1,126      1,103
  *Rambus, Inc............................................     4,500     21,780
 #*RealD, Inc.............................................   155,110  1,450,278
  *RealNetworks, Inc......................................   303,361  2,296,443
  *Reis, Inc..............................................    85,111    995,373
  *Relm Wireless Corp.....................................    37,546     63,077
 #*Remark Media, Inc......................................     1,102      1,234
 #*Research Frontiers, Inc................................     6,000     24,960
  *Responsys, Inc.........................................    18,977    169,654
   RF Industries, Ltd.....................................    54,002    238,149
   Richardson Electronics, Ltd............................   130,504  1,520,372
   Rimage Corp............................................    85,784    512,988
 #*Rofin-Sinar Technologies, Inc..........................   141,330  2,573,619
  *Rogers Corp............................................   106,986  4,216,318
 #*Rosetta Stone, Inc.....................................    91,849  1,075,552
 #*Rubicon Technology, Inc................................   111,373    967,831
 #*Rudolph Technologies, Inc..............................   262,062  2,492,210
  *Saba Software, Inc.....................................    48,229    486,148
 #*Sanmina-SCI Corp.......................................   239,015  2,124,843
  *ScanSource, Inc........................................   231,988  6,785,649
  *Schmitt Industries, Inc................................    17,800     54,290
  *Scientific Learning Corp...............................   103,488     90,035
  *SciQuest, Inc..........................................     4,708     71,467
  *SeaChange International, Inc...........................   253,259  2,291,994
  *Selectica, Inc.........................................    26,569    144,270
  *Sevcon, Inc............................................    56,400    235,188
  *ShoreTel, Inc..........................................   223,705    991,013
  *Sigma Designs, Inc.....................................   197,008  1,170,228
  *Sigmatron International, Inc...........................    18,200     80,080
 #*Silicon Graphics International Corp....................   109,401    844,576
  *Silicon Image, Inc.....................................   372,765  1,640,166
  *Smith Micro Software, Inc..............................   156,813    196,016
  *SMTC Corp..............................................    16,231     45,447
 #*Sonic Foundry, Inc.....................................    24,133    190,168
  *Sonus Networks, Inc.................................... 1,666,127  3,098,996
  *Soundbite Communications, Inc..........................     3,882      9,123
 #*Sourcefire, Inc........................................    23,545  1,007,491
  *Spansion, Inc. Class A.................................   132,826  1,473,040
 #*Spark Networks, Inc....................................    37,263    244,445
  *Spire Corp.............................................    82,607     45,434
  *Stamps.com, Inc........................................    57,199  1,574,116
  *StarTek, Inc...........................................   131,000    379,900
 #*STEC, Inc..............................................   419,625  2,463,199
 #*STR Holdings, Inc......................................    65,287    140,367
 #*Stratasys, Inc.........................................   138,151  9,210,527
 #*SunPower Corp..........................................     2,090      9,008
 #*Super Micro Computer, Inc..............................   223,786  1,770,147
  *Supertex, Inc..........................................   126,805  2,423,244
  *Support.com, Inc.......................................   244,772  1,135,742
 #*Sycamore Networks, Inc.................................   146,172    844,874
  *Symmetricom, Inc.......................................   448,192  2,756,381
 #*Synaptics, Inc.........................................   141,247  3,271,281
  *Synchronoss Technologies, Inc..........................    14,089    288,684
 #*Take-Two Interactive Software, Inc.....................    31,794    354,503
   Technical Communications Corp..........................     7,300     39,931

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Information Technology -- (Continued)
  *TechTarget, Inc........................................ 237,040 $  1,133,051
  *TeleCommunication Systems, Inc. Class A................ 339,748      720,266
 #*TeleNav, Inc...........................................  55,837      393,092
  *TeleTech Holdings, Inc.................................  64,008    1,077,895
   Telular Corp........................................... 152,579    1,524,264
   Tessco Technologies, Inc...............................  64,382    1,339,146
   Tessera Technologies, Inc.............................. 247,604    3,508,549
   TheStreet, Inc......................................... 233,363      378,048
 #*THQ, Inc...............................................  26,285       74,387
  *TNS, Inc............................................... 186,423    2,669,577
  *Transact Technologies, Inc.............................  90,009      696,670
  *TranSwitch Corp........................................  39,152       38,760
 #*Travelzoo, Inc.........................................  32,556      581,125
  *Trio-Tech International................................   3,392        6,004
 #*TriQuint Semiconductor, Inc............................ 265,574    1,248,198
  *TSR, Inc...............................................  60,552      257,346
  *TTM Technologies, Inc.................................. 221,268    1,991,412
 #*Tyler Technologies, Inc................................ 251,629   12,030,382
  *Ultra Clean Holdings................................... 117,034      541,867
  *Ultratech, Inc......................................... 189,396    5,854,230
 #*Unisys Corp............................................ 216,849    3,697,275
   United Online, Inc..................................... 678,527    3,636,905
  *Unwired Planet, Inc.................................... 304,477      429,313
 #*USA Technologies, Inc..................................   7,207       10,810
  *UTStarcom Holdings Corp................................ 323,180      319,948
 #*Veeco Instruments, Inc.................................  25,600      785,920
 #*Verint Systems, Inc....................................   5,686      155,057
  *Viasystems Group, Inc..................................  34,737      531,823
  *Vicon Industries, Inc..................................  45,650      134,668
  *Video Display Corp.....................................  85,637      304,868
  *Virtusa Corp........................................... 201,767    3,462,322
  *Vishay Precision Group, Inc............................   9,750      127,238
  *Volterra Semiconductor Corp............................ 153,648    2,791,784
   Wayside Technology Group, Inc..........................  30,941      383,050
 #*Web.com Group, Inc..................................... 324,351    5,118,259
 #*WebMD Health Corp......................................   9,686      144,418
  *WebMediaBrands, Inc....................................  38,263       89,918
  *Websense, Inc.......................................... 239,470    3,165,793
  *Westell Technologies, Inc. Class A..................... 434,491      886,362
  *Winland Electronics, Inc...............................   1,605        1,075
  *Wireless Ronin Technologies, Inc.......................  25,855       19,908
  *Wireless Telecom Group, Inc............................ 225,386      272,717
  *WPCS International, Inc................................  14,426        7,357
  *XO Group, Inc.......................................... 197,837    1,592,588
   Xyratex, Ltd........................................... 104,037      860,386
  *Zhone Technologies, Inc................................  74,478       32,778
  *Zix Corp............................................... 335,558      973,118
  *Zygo Corp.............................................. 129,438    2,410,136
                                                                   ------------
Total Information Technology..............................          596,307,933
                                                                   ------------
Materials -- (5.5%)
   A. Schulman, Inc....................................... 266,300    6,833,258
 #*A.M. Castle & Co....................................... 117,839    1,431,744
  *AEP Industries, Inc....................................  64,544    4,126,298
  #AMCOL International Corp............................... 265,253    8,376,690
  *American Biltrite, Inc.................................     868      434,000
  *American Pacific Corp..................................  69,310      916,278
   American Vanguard Corp................................. 178,120    6,364,228
 #*Arabian American Development Co........................ 108,773      928,921
   Balchem Corp........................................... 220,033    7,663,749
   Boise, Inc............................................. 634,284    5,321,643

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Materials -- (Continued)
   Buckeye Technologies, Inc................................ 257,175 $6,737,985
  *Calgon Carbon Corp....................................... 361,121  4,474,289
  *Century Aluminum Co......................................  63,155    451,558
  #Chase Corp...............................................  76,372  1,407,536
  *Clearwater Paper Corp.................................... 149,961  5,929,458
 #*Contango ORE, Inc........................................   1,592     10,746
  *Continental Materials Corp...............................  14,518    177,337
  *Core Molding Technologies, Inc...........................  52,504    368,578
   Deltic Timber Corp.......................................  78,093  5,299,391
   Detrex Corp..............................................  10,200    244,800
  *Ferro Corp............................................... 130,018    341,947
   Flamemaster Corp.........................................     189      1,885
 #*Flotek Industries, Inc................................... 267,208  2,968,681
   Friedman Industries, Inc.................................  61,530    660,217
   FutureFuel Corp..........................................  11,563    136,328
 #*General Moly, Inc........................................ 343,776  1,271,971
   Georgia Gulf Corp........................................ 194,083  6,868,597
  #Globe Specialty Metals, Inc..............................  54,001    811,635
 #*Golden Minerals Co.......................................  61,071    266,880
   Hawkins, Inc............................................. 101,706  3,976,705
   Haynes International, Inc................................  78,094  3,957,804
  *Headwaters, Inc.......................................... 270,940  1,948,059
  *Horsehead Holding Corp................................... 202,922  1,836,444
  #Innophos Holdings, Inc................................... 139,164  6,631,165
  *Innospec, Inc............................................ 154,176  4,992,219
   Kaiser Aluminum Corp..................................... 119,079  7,213,806
  *KapStone Paper & Packaging Corp.......................... 293,854  6,455,972
   KMG Chemicals, Inc.......................................  59,174  1,010,692
   Koppers Holdings, Inc.................................... 134,364  4,796,795
  *Kraton Performance Polymers, Inc......................... 114,432  2,496,906
  *Landec Corp.............................................. 250,897  2,714,706
  *LSB Industries, Inc...................................... 143,801  5,790,866
  *Material Sciences Corp................................... 138,299  1,211,499
   Materion Corp............................................ 112,246  2,351,554
 #*McEwen Mining, Inc....................................... 165,565    804,646
  *Mercer International, Inc................................ 216,424  1,512,804
  *Metals USA Holdings Corp................................. 148,578  2,166,267
   Minerals Technologies, Inc...............................   1,000     71,660
 #*Mines Management, Inc....................................  33,421     40,105
  *Mod-Pac Corp.............................................  26,617    178,600
   Myers Industries, Inc.................................... 287,886  4,269,349
   Neenah Paper, Inc........................................ 104,778  2,713,750
   Noranda Aluminum Holding Corp............................ 131,666    807,113
  *Northern Technologies International Corp.................  38,414    426,780
  #Olympic Steel, Inc.......................................  78,258  1,408,644
  *OM Group, Inc............................................  60,725  1,228,467
  *Omnova Solutions, Inc.................................... 248,458  1,947,911
   P.H. Glatfelter Co....................................... 389,968  6,945,330
  *Penford Corp............................................. 111,720    860,244
  #PolyOne Corp............................................. 145,670  2,757,533
   Quaker Chemical Corp.....................................  92,690  4,911,643
  *Revett Minerals, Inc.....................................   1,210      4,332
  *RTI International Metals, Inc............................ 193,555  4,411,118
   Schnitzer Steel Industries, Inc. Class A.................  13,248    377,700
   Schweitzer-Mauduit International, Inc....................  26,714    935,791
  *Senomyx, Inc............................................. 250,578    436,006
 #*Solitario Exploration & Royalty Corp.....................   2,939      4,702
  *Spartech Corp............................................ 277,943  2,379,192
   Stepan Co................................................  82,995  7,950,921
   Synalloy Corp............................................  57,753    795,259
 #*Texas Industries, Inc.................................... 132,723  5,724,343

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Materials -- (Continued)
  #Tredegar Corp........................................   328,579 $  5,575,986
  *UFP Technologies, Inc................................    11,800      195,880
  *United States Lime & Minerals, Inc...................    61,645    2,700,667
  *Universal Stainless & Alloy Products, Inc............    54,274    1,867,026
  *Verso Paper Corp.....................................     6,475        8,158
   Vulcan International Corp............................     8,251      294,148
   Wausau Paper Corp....................................   492,621    4,073,976
  *Webco Industries, Inc................................     3,750      468,750
   Zep, Inc.............................................   126,925    1,818,835
 #*Zoltek Cos., Inc.....................................   261,796    1,793,303
                                                                   ------------
Total Materials.........................................            213,078,759
                                                                   ------------
Other -- (0.0%)
 .*Allen Organ Co. Escrow Shares........................     4,700           --
 .*Big 4 Ranch, Inc.....................................    35,000           --
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares.........    37,150           --
 .*Concord Camera Corp. Escrow Shares...................    49,560           --
 .*Cubist Pharmaceuticals, Inc. Escrow Shares...........   294,513           --
 .*DLB Oil & Gas, Inc. Escrow Shares....................     7,600           --
 .*EquiMed, Inc.........................................       132           --
 .*Gerber Scientific, Inc. Escrow Shares................   214,642           --
 .*iGo, Inc. Escrow Shares..............................    11,200           --
 .*Petrocorp, Inc. Escrow Shares........................    37,100        2,226
 .*Voyager Learning Co. Escrow Shares...................    27,100           --
                                                                   ------------
Total Other.............................................                  2,226
                                                                   ------------
Telecommunication Services -- (1.0%)
   Atlantic Tele-Network, Inc...........................    85,747    3,553,356
 #*Boingo Wireless, Inc.................................    23,503      172,042
  *Cbeyond, Inc.........................................   148,643    1,138,605
 #*Cincinnati Bell, Inc................................. 1,275,877    6,647,319
  #Consolidated Communications Holdings, Inc............   260,325    4,019,418
  *General Communications, Inc. Class A.................   457,477    3,998,349
 #*Hawaiian Telcom Holdco, Inc..........................     5,204       88,832
   HickoryTech Corp.....................................   135,774    1,445,993
  *ICTC Group, Inc......................................         8          532
   IDT Corp. Class B....................................   185,558    1,877,847
 #*Iridium Communications, Inc..........................   284,786    2,104,569
 #*Leap Wireless International, Inc.....................   104,000      555,360
  *LICT Corp............................................         1        1,430
   Lumos Networks Corp..................................   110,480      869,478
  *Neutral Tandem, Inc..................................   177,219      818,752
   NTELOS Holdings Corp.................................    30,879      470,905
  *ORBCOMM, Inc.........................................   220,992      773,472
  *Premiere Global Services, Inc........................   619,614    5,266,719
   Primus Telecommunications Group, Inc.................    92,381    1,351,534
   Shenandoah Telecommunications Co.....................    86,257    1,355,960
   USA Mobility, Inc....................................   125,346    1,385,073
  *Vonage Holdings Corp.................................   558,088    1,266,860
   Warwick Valley Telephone Co..........................    53,810      707,063
                                                                   ------------
Total Telecommunication Services........................             39,869,468
                                                                   ------------
Utilities -- (1.8%)
   AMEN Properties, Inc.................................       123       66,728
   American States Water Co.............................   154,411    6,797,172
  #Artesian Resources Corp. Class A.....................    21,229      488,479
 #*Cadiz, Inc...........................................    10,788       92,777
   California Water Service Group.......................   270,376    4,980,326
   CH Energy Group, Inc.................................   129,612    8,428,668
   Chesapeake Utilities Corp............................    81,052    3,807,012

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       Shares        Value+
                                                     ----------- --------------
Utilities -- (Continued)
   Connecticut Water Services, Inc..................      84,934 $    2,601,528
   Consolidated Water Co., Ltd......................      14,864        116,682
  #Delta Natural Gas Co., Inc.......................      40,000        786,400
 #*Dynegy, Inc......................................       2,805         52,454
  #Empire District Electric Co. (The)...............     289,600      6,287,216
   Gas Natural, Inc.................................      20,893        208,512
   Genie Energy, Ltd. Class B.......................     200,893      1,408,260
  #Laclede Group, Inc. (The)........................     150,552      6,268,985
  #MGE Energy, Inc..................................     194,367     10,231,479
   Middlesex Water Co...............................     114,113      2,206,945
  #Ormat Technologies, Inc..........................      45,134        858,900
   Otter Tail Corp..................................     243,799      5,882,870
   RGC Resources, Inc...............................       9,396        168,188
   SJW Corp.........................................     176,460      4,277,390
 #*Synthesis Energy Systems, Inc....................      17,851         23,028
   Unitil Corp......................................      89,491      2,379,566
   York Water Co....................................      65,873      1,144,214
                                                                 --------------
Total Utilities.....................................                 69,563,779
                                                                 --------------
TOTAL COMMON STOCKS.................................              3,427,850,362
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc................................         790         55,563
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)...........................
 .*Camco Financial Corp. Rights 11/01/12............      26,162          2,616
 .*Capital Bank Corp. Contingent Value Rights.......      12,543             --
  *Capital Bank Financial Corp. Contingent Value
   Rights...........................................      45,616         10,036
  *Dynegy, Inc......................................      43,730         70,842
 .*Emergent Biosolutions, Inc. Contingent Value
   Rights...........................................      10,785             --
  *FieldPoint Petroleum Corp. Warrants 03/23/17.....      48,814         50,767
..#*PhotoMedex, Inc. Contingent Value Warrants.......         957             --
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17....      15,030             --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17....      15,030             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    134,261
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................   9,728,759      9,728,759
                                                                 --------------
                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (11.8%)
 (S)@DFA Short Term Investment Fund.................  39,804,452    460,537,511
  @Repurchase Agreement, JPMorgan Securities LLC
    0.30%, 11/01/12 (Collateralized by $1,251,975
    FNMA, rates ranging from 2.500% to 5.500%,
    maturities ranging from 10/01/22 to 07/01/42,
    valued at $1,255,743) to be repurchased at
    $1,215,489...................................... $     1,215      1,215,479
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                461,752,990
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,396,339,836)              $3,899,521,935
                                                                 ==============

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                           SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                          Shares      Value+
                                                         --------- ------------
COMMON STOCKS -- (86.8%)
Real Estate Investment Trusts -- (86.8%)
  #Acadia Realty Trust..................................   384,033 $  9,861,967
   Agree Realty Corp....................................    92,596    2,337,123
   Alexander's, Inc.....................................    48,481   21,523,625
  #Alexandria Real Estate Equities, Inc.................   539,876   38,023,467
  #American Campus Communities, Inc.....................   673,380   30,510,848
   American Tower Corp..................................   520,737   39,206,289
  #Apartment Investment & Management Co. Class A........ 1,273,483   33,989,261
  #Ashford Hospitality Trust............................   549,970    4,724,242
   Associated Estates Realty Corp.......................   414,847    6,218,557
  #AvalonBay Communities, Inc...........................   849,330  115,135,175
  #BioMed Realty Trust, Inc............................. 1,336,668   25,557,092
   Boston Properties, Inc............................... 1,340,610  142,506,843
  #Brandywine Realty Trust.............................. 1,284,707   14,902,601
  #BRE Properties, Inc..................................   679,953   32,875,728
  #Camden Property Trust................................   719,928   47,248,875
   Campus Crest Communities, Inc........................    97,858    1,085,245
   CapLease, Inc........................................   272,110    1,395,924
  #CBL & Associates Properties, Inc..................... 1,239,184   27,720,546
  #Cedar Realty Trust, Inc..............................   519,560    2,748,472
  #Colonial Properties Trust............................   731,692   15,826,498
  #CommonWealth REIT....................................   732,531   10,043,000
  #Corporate Office Properties Trust....................   618,036   15,419,998
   Cousins Properties, Inc..............................   816,038    6,862,880
  #CubeSmart............................................ 1,024,353   13,439,511
  #DCT Industrial Trust, Inc............................ 2,174,937   14,028,344
  #DDR Corp............................................. 2,189,719   33,634,084
  #DiamondRock Hospitality Co........................... 1,589,645   13,480,190
  #Digital Realty Trust, Inc............................ 1,044,384   64,156,509
  #Douglas Emmett, Inc.................................. 1,175,786   27,572,182
  #Duke Realty Corp..................................... 2,348,436   34,005,353
  #DuPont Fabros Technology, Inc........................   553,861   11,885,857
  #EastGroup Properties, Inc............................   256,324   13,344,227
  #Education Realty Trust, Inc..........................   729,129    7,677,728
  #Entertainment Properties Trust.......................   420,102   18,673,534
   Equity Lifestyle Properties, Inc.....................   350,533   23,601,387
  #Equity One, Inc......................................   650,836   13,602,472
  #Equity Residential................................... 2,633,782  151,205,425
  #Essex Property Trust, Inc............................   312,386   46,857,900
   Excel Trust, Inc.....................................   122,333    1,504,696
  #Extra Space Storage, Inc.............................   865,728   29,858,959
  #Federal Realty Investment Trust......................   577,049   62,223,194
  *FelCor Lodging Trust, Inc............................ 1,022,305    4,498,142
 #*First Industrial Realty Trust, Inc...................   744,220    9,935,337
   First Potomac Realty Trust...........................   446,828    5,321,721
   Franklin Street Properties Corp......................   513,994    5,864,672
  #General Growth Properties, Inc....................... 3,768,676   74,092,170
  #Getty Realty Corp....................................   157,471    2,883,294
  #Gladstone Commercial Corp............................    28,074      517,404
  #Glimcher Realty Trust................................ 1,105,291   11,793,455
  #Government Properties Income Trust...................   329,622    7,314,312
  #HCP, Inc............................................. 3,758,294  166,492,424
   Health Care REIT, Inc................................ 2,030,477  120,671,248
   Healthcare Realty Trust, Inc.........................   712,470   16,735,920
   Hersha Hospitality Trust............................. 1,417,050    6,475,918
  #Highwoods Properties, Inc............................   672,870   21,700,057
  *HMG Courtland Properties, Inc........................     2,500       13,575
   Home Properties, Inc.................................   436,266   26,520,610
  #Hospitality Properties Trust......................... 1,129,465   26,113,231

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        Shares       Value+
                                                       --------- --------------
Real Estate Investment Trusts -- (Continued)
  #Host Hotels & Resorts, Inc......................... 6,322,617 $   91,425,042
   Inland Real Estate Corp............................   758,134      6,193,955
  #Investors Real Estate Trust........................   256,611      2,160,665
  #Kilroy Realty Corp.................................   632,753     28,100,561
   Kimco Realty Corp.................................. 3,688,342     71,996,436
   Kite Realty Group Trust............................   556,940      3,046,462
  #LaSalle Hotel Properties...........................   754,762     18,069,002
  #Lexington Realty Trust............................. 1,215,416     11,534,298
   Liberty Property Trust............................. 1,048,979     36,840,142
  #LTC Properties, Inc................................   197,265      6,511,718
  #Macerich Co. (The)................................. 1,164,780     66,392,460
  #Mack-Cali Realty Corp..............................   789,496     20,519,001
  #Medical Properties Trust, Inc...................... 1,186,281     13,618,506
   MHI Hospitality Corp...............................    78,466        287,186
  #Mid-America Apartment Communities, Inc.............   346,446     22,418,521
   Mission West Properties, Inc.......................   183,606      1,520,258
   Monmouth Real Estate Investment Corp. Class A......   276,237      3,066,231
 #*MPG Office Trust, Inc..............................   427,405      1,384,792
   National Health Investors, Inc.....................    94,167      5,029,459
  #National Retail Properties, Inc....................   946,624     29,989,048
  #Omega Healthcare Investors, Inc....................   950,897     21,813,577
   One Liberty Properties, Inc........................   102,755      1,941,042
   Parkway Properties, Inc............................   207,152      2,852,483
   Pennsylvania REIT..................................   461,326      7,625,719
  #Piedmont Office Realty Trust, Inc. Class A......... 1,476,624     26,283,907
  #Post Properties, Inc...............................   471,637     23,020,602
   Prologis, Inc...................................... 4,030,920    138,220,247
  #PS Business Parks, Inc.............................   185,863     11,919,394
   Public Storage..................................... 1,324,670    183,639,002
   Ramco-Gershenson Properties Trust..................   369,707      4,791,403
  #Realty Income Corp................................. 1,167,664     45,854,165
  #Regency Centers Corp...............................   783,534     37,625,303
  #Retail Opportunity Investments Corp................   273,059      3,456,927
  #RLJ Lodging Trust..................................    33,425        595,633
  *Roberts Realty Investors, Inc......................    47,739         61,583
  #Rouse Properties, Inc..............................   128,463      1,934,653
   Sabra Health Care REIT, Inc........................   321,405      7,141,619
   Saul Centers, Inc..................................   141,146      6,107,387
  #Senior Housing Properties Trust.................... 1,479,083     32,510,244
   Simon Property Group, Inc.......................... 2,702,036    411,276,900
  #SL Green Realty Corp...............................   788,844     59,399,953
  #Sovran Self Storage, Inc...........................   251,344     14,527,683
  *Strategic Hotels & Resorts, Inc.................... 1,470,664      8,073,945
  #Sun Communities, Inc...............................   213,880      8,978,682
 #*Sunstone Hotel Investors, Inc...................... 1,196,312     11,819,563
  *Supertel Hospitality, Inc..........................   175,177        169,922
  #Tanger Factory Outlet Centers, Inc.................   813,719     25,607,737
  #Taubman Centers, Inc...............................   533,326     41,892,757
  #UDR, Inc........................................... 2,188,706     53,119,895
   UMH Properties, Inc................................   105,803      1,111,990
   Universal Health Realty Income Trust...............   107,170      5,298,485
   Urstadt Biddle Properties, Inc.....................    76,760      1,413,919
   Urstadt Biddle Properties, Inc. Class A............   179,764      3,404,730
  #Ventas, Inc........................................ 2,520,962    159,501,266
   Vornado Realty Trust............................... 1,508,390    120,987,962
  #Washington REIT....................................   580,247     14,918,150
  #Weingarten Realty Investors........................ 1,049,531     28,337,337
  #Whitestone REIT....................................    14,948        201,350
   Winthrop Realty Trust..............................   258,360      2,826,458
                                                                 --------------
TOTAL COMMON STOCKS...................................            3,703,786,615
                                                                 --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                       Shares        Value+
                                                     ----------- --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................  26,648,404 $   26,648,404
                                                                 --------------
                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@DFA Short Term Investment Fund..................  46,255,311    535,173,950
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $1,454,876
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $1,459,254) to be repurchased at
     $1,412,477..................................... $     1,412      1,412,465
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                536,586,415
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,188,947,605).             $4,267,021,434
                                                                 ==============

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares    Value++
                                                            ------- -----------
COMMON STOCKS -- (88.2%)
AUSTRALIA -- (7.0%)
   Adelaide Brighton, Ltd..................................  88,722 $   291,658
   AGL Energy, Ltd.........................................  69,081   1,041,802
 #*ALS, Ltd................................................  50,620     485,931
  #Alumina, Ltd............................................ 539,758     538,801
   Amcor, Ltd.............................................. 208,368   1,707,023
   Amcor, Ltd. Sponsored ADR...............................   1,068      35,030
  #AMP, Ltd................................................ 544,901   2,592,514
   Ansell, Ltd.............................................  21,569     349,480
   APA Group, Ltd..........................................  87,460     468,134
 #*Aquarius Platinum, Ltd..................................  71,827      42,617
 #*Aquila Resources, Ltd...................................  15,814      44,020
   Aristocrat Leisure, Ltd.................................  19,469      56,907
   Asciano Group, Ltd...................................... 196,305     929,115
   ASX, Ltd................................................  35,067   1,079,725
  *Atlas Iron, Ltd......................................... 176,717     280,638
   Australia & New Zealand Banking Group, Ltd.............. 489,886  12,923,873
   Australian Infrastructure Fund..........................  15,128      46,655
  #Bank of Queensland, Ltd.................................  55,768     437,941
   Bendigo and Adelaide Bank, Ltd.......................... 107,082     896,882
   BHP Billiton, Ltd....................................... 358,448  12,691,074
   BHP Billiton, Ltd. Sponsored ADR........................  94,000   6,649,560
   Boart Longyear, Ltd.....................................  68,717     103,780
   Boral, Ltd.............................................. 184,857     688,514
   Brambles, Ltd........................................... 246,462   1,855,800
   Caltex Australia, Ltd...................................  34,651     612,278
  #carsales.com, Ltd.......................................  29,538     228,591
   Challenger, Ltd.........................................  79,173     265,072
   Coca-Cola Amatil, Ltd...................................  97,644   1,362,314
   Cochlear, Ltd...........................................  10,399     767,988
  #Commonwealth Bank of Australia NL....................... 268,839  16,099,654
   Computershare, Ltd......................................  80,494     724,907
   Consolidated Media Holdings, Ltd........................  28,238     100,481
   Crown, Ltd..............................................  72,744     733,182
  #CSL, Ltd................................................  87,219   4,301,724
  #David Jones, Ltd........................................  24,134      66,796
  *Downer EDI, Ltd.........................................  10,530      39,197
  #DUET Group.............................................. 221,254     479,490
   Echo Entertainment Group, Ltd........................... 175,552     638,029
  #Fairfax Media, Ltd...................................... 420,361     172,101
  #Flight Centre, Ltd......................................   9,382     258,847
  #Fortescue Metals Group, Ltd............................. 254,806   1,073,664
   GrainCorp, Ltd. Class A.................................  49,956     634,400
  #Harvey Norman Holdings, Ltd............................. 127,841     252,525
  #Iluka Resources, Ltd....................................  64,726     663,915
   Incitec Pivot, Ltd...................................... 330,152   1,081,349
   Insurance Australia Group, Ltd.......................... 394,169   1,874,385
   James Hardie Industries P.L.C...........................  62,750     600,248
   James Hardie Industries P.L.C. Sponsored ADR............     500      24,045
  #JB Hi-Fi, Ltd...........................................   7,970      84,724
   Leighton Holdings, Ltd..................................  22,500     417,492
   Lend Lease Group NL..................................... 117,700   1,056,686
   Macquarie Group, Ltd....................................  70,020   2,312,883
 #*Mesoblast, Ltd..........................................  16,312      97,828
  #Metcash, Ltd............................................ 140,282     532,871
  #Mineral Resources, Ltd..................................  17,001     152,794
   Mirvac Group............................................ 228,204     356,049
  #Monadelphous Group, Ltd.................................  12,224     267,275
  #National Australia Bank, Ltd............................ 413,524  11,051,380

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
AUSTRALIA -- (Continued)
   New Hope Corp., Ltd....................................  25,495 $    115,870
  #Newcrest Mining, Ltd................................... 130,572    3,601,187
   Oil Search, Ltd........................................ 184,347    1,420,550
   Orica, Ltd.............................................  58,639    1,527,484
   Origin Energy, Ltd..................................... 207,801    2,446,064
   OZ Minerals, Ltd.......................................  63,476      538,598
   PanAust, Ltd...........................................  76,201      262,698
  #Platinum Asset Mangement, Ltd..........................  18,543       69,893
  #Primary Health Care, Ltd...............................  49,927      201,384
  *Qantas Airways, Ltd.................................... 257,003      354,323
  #QBE Insurance Group, Ltd............................... 205,899    2,812,997
   QR National, Ltd....................................... 207,896      806,433
   Ramsay Health Care, Ltd................................  24,094      594,187
   REA Group, Ltd.........................................  12,767      228,510
   Reece Australia, Ltd...................................   7,983      167,886
  *Regis Resources, Ltd...................................  49,114      273,849
  #Rio Tinto, Ltd.........................................  78,745    4,642,487
   Santos, Ltd............................................ 184,649    2,201,611
  #Seek, Ltd..............................................  41,014      284,036
  #Seven Group Holdings, Ltd..............................  18,118      129,742
   Seven West Media, Ltd..................................  79,205       99,855
  #Sims Metal Management, Ltd.............................  40,715      398,131
   Sonic Healthcare, Ltd..................................  65,650      885,291
   SP Ausnet, Ltd......................................... 226,926      249,657
   Spark Infrastructure Group, Ltd........................ 197,592      346,491
   Suncorp Group, Ltd..................................... 251,879    2,453,450
   Sydney Airport, Ltd....................................  61,718      217,081
  #TABCorp. Holdings, Ltd................................. 137,645      405,353
   Tatts Group, Ltd....................................... 342,847      995,743
   Telstra Corp., Ltd..................................... 727,567    3,126,735
   Toll Holdings, Ltd..................................... 145,053      668,236
   Transurban Group, Ltd.................................. 179,475    1,132,773
   Treasury Wine Estates, Ltd............................. 110,301      565,151
 #*UGL, Ltd...............................................  27,924      309,406
   Washington H. Soul Pattinson & Co., Ltd................  14,171      198,545
  #Wesfarmers, Ltd........................................ 179,576    6,473,630
   Westpac Banking Corp................................... 459,483   12,147,841
  #Westpac Banking Corp. Sponsored ADR....................  18,701    2,469,280
   Whitehaven Coal, Ltd...................................  44,805      141,857
   Woodside Petroleum, Ltd................................ 110,022    3,922,988
  #Woolworths, Ltd........................................ 212,120    6,470,095
   WorleyParsons, Ltd.....................................  29,571      756,189
  *Yancoal Australia, Ltd.................................   5,995        6,329
                                                                   ------------
TOTAL AUSTRALIA...........................................          162,742,534
                                                                   ------------
AUSTRIA -- (0.2%)
   Andritz AG.............................................  14,171      853,920
  *Erste Group Bank AG....................................  44,101    1,111,679
   EVN AG.................................................     626        8,855
  *Immofinanz AG.......................................... 141,745      547,923
   OMV AG.................................................  31,779    1,162,956
  #Raiffeisen Bank International AG.......................   8,039      322,007
  #Strabag SE.............................................   3,236       81,354
   Telekom Austria AG.....................................  49,898      314,346
   Telekom Austria AG ADR.................................   2,400       31,272
  #Verbund AG.............................................  10,202      237,885
   Vienna Insurance Group AG Wiener Versicherung Gruppe...   6,221      267,307
   Voestalpine AG.........................................  18,545      583,943
                                                                   ------------
TOTAL AUSTRIA.............................................            5,523,447
                                                                   ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
BELGIUM -- (0.8%)
   Ackermans & van Haaren NV...............................     220 $    17,912
   Ageas...................................................  56,835   1,448,997
   Anheuser-Busch InBev NV................................. 107,124   8,958,854
   Anheuser-Busch InBev NV Sponsored ADR...................  29,297   2,455,089
   Belgacom SA.............................................  26,773     782,735
   Colruyt SA..............................................   9,985     456,493
   Delhaize Group SA.......................................   8,251     315,904
   Delhaize Group SA Sponsored ADR.........................  10,806     413,221
   KBC Groep NV............................................  34,939     821,885
   Mobistar SA.............................................   3,728      98,578
  #Solvay SA...............................................  10,459   1,259,279
   Telenet Group Holding NV................................   8,126     372,276
   UCB SA..................................................  18,603   1,086,551
   Umicore SA..............................................  21,346   1,096,930
  *Umicore Strip VVPR......................................     275           1
                                                                    -----------
TOTAL BELGIUM..............................................          19,584,705
                                                                    -----------
CANADA -- (9.8%)
   Agnico-Eagle Mines, Ltd.................................  28,422   1,604,722
   Agrium, Inc.............................................  26,700   2,811,821
   Aimia, Inc..............................................  36,747     550,423
   Alamos Gold, Inc........................................  18,300     358,213
   Alimentation Couche-Taro, Inc. Class B..................  19,700     967,692
  #AltaGas, Ltd............................................  16,500     555,920
  #ARC Resources, Ltd......................................  51,428   1,248,690
  #Astral Media, Inc. Class A..............................   6,100     249,680
   Atco, Ltd. Class I......................................   4,600     339,859
 #*AuRico Gold, Inc........................................  69,300     578,685
   Bank of Montreal........................................ 121,090   7,155,676
   Bank of Nova Scotia..................................... 196,237  10,659,181
   Barrick Gold Corp....................................... 182,000   7,360,180
  #Baytex Energy Corp......................................  18,811     856,030
  #BCE, Inc................................................  43,873   1,917,893
  #Bell Aliant, Inc........................................  14,509     393,977
   Bombardier, Inc. Class A................................  15,935      62,224
   Bombardier, Inc. Class B................................ 252,900     962,223
  #Bonavista Energy Corp...................................  25,565     458,442
  #Brookfield Asset Management, Inc. Class A...............  78,039   2,686,339
  #Brookfield Office Properties, Inc.......................  38,737     596,521
   CAE, Inc................................................  46,736     514,271
   Cameco Corp.............................................  74,660   1,447,974
  #Canadian Imperial Bank of Commerce......................  68,338   5,375,352
  #Canadian National Railway Co............................  76,080   6,569,351
   Canadian Natural Resources, Ltd......................... 201,409   6,069,998
  #Canadian Oil Sands, Ltd.................................  79,447   1,686,384
   Canadian Pacific Railway, Ltd...........................  31,800   2,925,441
  #Canadian Tire Corp. Class A.............................  14,659   1,048,843
   Canadian Utilities, Ltd. Class A........................   8,600     576,921
  #Canadian Western Bank...................................  14,914     441,410
   Capital Power Corp......................................   5,746     123,176
  *Catamaran Corp..........................................  23,600   1,108,225
  *Celtic Exploration, Ltd.................................  13,700     357,743
  #Cenovus Energy, Inc..................................... 123,862   4,369,120
   Centerra Gold, Inc......................................  25,000     283,605
 #*CGI Group, Inc. Class A.................................  37,100     970,636
  #CI Financial Corp.......................................  23,805     556,304
   Cogeco Cable, Inc.......................................   1,300      49,670
   Constellation Software, Inc.............................     300      34,411
   Corus Entertainment, Inc. Class B.......................   2,900      65,651
  #Crescent Point Energy Corp..............................  59,647   2,478,449
  #Dollarama, Inc..........................................  10,900     688,542

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
CANADA -- (Continued)
   Eldorado Gold Corp....................................... 124,500 $1,839,920
   Emera, Inc...............................................   4,347    151,900
   Empire Co., Ltd. Class A.................................   5,771    336,235
  #Enbridge, Inc............................................ 107,680  4,284,559
  #Encana Corp.............................................. 129,379  2,914,671
  #Enerplus Corp............................................  38,051    615,034
   Ensign Energy Services, Inc..............................  28,200    421,553
   Fairfax Financial Holdings, Ltd..........................   3,700  1,372,603
   Finning International, Inc...............................  27,200    638,638
   First Capital Realty, Inc................................  13,814    255,879
  *First Majestic Silver Corp...............................  14,200    328,288
  #First Quantum Minerals, Ltd..............................  89,700  2,016,285
  #Fortis, Inc..............................................  26,007    879,356
  #Franco-Nevada Corp.......................................  13,725    790,313
   Genworth MI Canada, Inc..................................   9,000    184,370
   George Weston, Ltd.......................................   9,467    614,609
  #Gibson Energy, Inc.......................................   1,400     32,184
   Gildan Activewear, Inc...................................  24,300    827,477
  #Goldcorp, Inc............................................ 145,746  6,588,668
   Great-West Lifeco, Inc...................................  46,000  1,059,324
  #Husky Energy, Inc........................................  61,200  1,657,532
   IAMGOLD Corp.............................................  78,400  1,216,721
   IGM Financial, Inc.......................................  17,400    690,425
   Imperial Oil, Ltd........................................  48,227  2,133,818
   Industrial Alliance Insurance & Financial Services, Inc..  23,100    632,576
   Inmet Mining Corp........................................  10,500    541,427
   Intact Financial Corp....................................  23,500  1,441,176
   Jean Coutu Group PJC, Inc. Class A (The).................  16,500    247,975
 #*Katanga Mining, Ltd......................................   8,600      4,133
  #Keyera Corp..............................................  13,100    635,883
   Kinross Gold Corp........................................ 203,279  2,019,052
  #Loblaw Cos., Ltd.........................................  22,160    768,139
  *Lundin Mining Corp....................................... 110,040    572,924
   MacDonald Dettweiler & Associates, Ltd...................   1,400     78,498
   Magna International, Inc.................................  42,260  1,878,692
   Manitoba Telecom Services, Inc...........................   5,400    181,289
  #Manulife Financial Corp.................................. 336,771  4,160,955
  *MEG Energy Corp..........................................  20,105    734,348
  #Methanex Corp............................................  18,580    556,981
  #Metro, Inc...............................................  19,001  1,120,940
   Mullen Group, Ltd........................................  10,500    217,727
   National Bank of Canada..................................  26,971  2,084,227
  *New Gold, Inc............................................  82,300    963,291
   Nexen, Inc............................................... 103,427  2,469,821
  *Niko Resources, Ltd......................................   8,000    101,887
  *NovaCopper, Inc..........................................   5,605     12,403
   Onex Corp................................................  17,694    712,189
  *Open Text Corp...........................................   9,100    489,099
 #*Osisko Mining Corp.......................................  78,002    766,157
  #Pacific Rubiales Energy Corp.............................  46,819  1,101,155
  #Pan American Silver Corp.................................  33,400    732,710
 #*Paramount Resources, Ltd. Class A........................   8,900    301,196
  #Pembina Pipeline Corp....................................  45,132  1,262,119
  #Pengrowth Energy Corp.................................... 110,709    663,977
  #Penn West Petroleum, Ltd.................................  95,909  1,245,497
  #PetroBakken Energy, Ltd. Class A.........................  20,800    262,616
  #Petrominerales, Ltd......................................   2,609     20,924
  #Peyto Exploration & Development Corp.....................  15,800    386,003
   Potash Corp. of Saskatchewan, Inc........................ 136,400  5,483,314
  *Precision Drilling Corp..................................  51,894    371,506
   Progress Energy Resources Corp...........................  34,700    699,038

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
CANADA -- (Continued)
  #Progressive Waste Solutions, Ltd.......................  20,742 $    401,445
   Quebecor, Inc. Class B.................................   5,900      205,813
 #*Research In Motion, Ltd................................  88,001      694,316
  #Ritchie Brothers Auctioneers, Inc......................  18,000      399,199
  #Rogers Communications, Inc. Class B....................  69,000    3,028,746
  #Royal Bank of Canada................................... 243,989   13,910,121
   Saputo, Inc............................................  23,000    1,009,352
  #SEMAFO, Inc............................................  48,000      192,240
  #Shaw Communictions, Inc. Class B.......................  57,734    1,257,864
   ShawCor, Ltd. Class A..................................   9,400      418,824
  #Shoppers Drug Mart Corp................................  38,100    1,588,088
   Silver Wheaton Corp....................................  54,277    2,187,383
  #SNC-Lavalin Group, Inc.................................  24,400      982,841
  #Sun Life Financial, Inc................................ 106,470    2,640,563
   Suncor Energy, Inc..................................... 279,079    9,366,436
   Talisman Energy, Inc................................... 186,400    2,112,689
  #Teck Resources, Ltd. Class B........................... 106,334    3,375,007
   Telus Corp.............................................   7,317      475,028
   Telus Corp. Non-Voting.................................  26,490    1,703,582
  #Thomson Reuters Corp...................................  70,050    1,972,271
   Tim Hortons, Inc.......................................  25,200    1,250,980
  *TMX Group, Ltd.........................................     661       33,806
  #Toronto Dominion Bank.................................. 160,784   13,076,830
  *Tourmaline Oil Corp....................................  19,746      652,434
  #TransAlta Corp.........................................  48,700      776,274
  #TransCanada Corp....................................... 121,388    5,465,650
  #Trican Well Service, Ltd...............................  21,500      256,601
  #Trilogy Energy Corp....................................  10,639      291,234
 #*Turquoise Hill Resources, Ltd..........................  46,919      366,896
 #*Uranium One, Inc....................................... 111,500      242,258
 #*Valeant Pharmaceuticals International, Inc.............  47,572    2,657,840
  #Veresen, Inc...........................................  37,288      481,244
  #Vermilion Energy, Inc..................................  13,578      649,161
   Viterra, Inc...........................................  86,140    1,357,541
   West Fraser Timber Co., Ltd............................  13,100      793,411
 #*Westport Innovations, Inc..............................   4,650      129,897
  #Yamana Gold, Inc....................................... 135,044    2,727,247
                                                                   ------------
TOTAL CANADA..............................................          227,019,186
                                                                   ------------
DENMARK -- (1.0%)
   A.P. Moeller-Maersk A.S. Series A......................      86      569,821
   A.P. Moeller-Maersk A.S. Series B......................     248    1,730,953
   Carlsberg A.S. Series B................................  20,780    1,793,691
   Chr. Hansen Holding A.S................................  12,182      381,206
   Coloplast A.S. Series B................................   3,540      776,485
  *Danske Bank A.S........................................ 119,393    1,867,747
   DSV A.S................................................  37,155      835,769
  *FLSmidth & Co. A.S.....................................   9,370      552,970
   GN Store Nord A.S......................................  39,910      625,489
   H. Lundbeck A.S........................................  13,909      241,973
  *Jyske Bank A.S.........................................   1,122       34,154
   Novo-Nordisk A.S. Series B.............................  42,024    6,737,099
   Novo-Nordisk A.S. Sponsored ADR........................  26,531    4,252,654
  #Novozymes A.S. Series B................................  36,685    1,013,568
   Rockwool International A.S. Series B...................   1,012       95,259
   TDC A.S................................................  80,812      557,176
  *Topdanmark A.S.........................................   2,151      436,224
   Tryg A.S...............................................   4,170      272,274
 #*Vestas Wind Systems A.S................................  34,835      201,399
  *William Demant Holding A.S.............................   4,502      387,188
                                                                   ------------
TOTAL DENMARK.............................................           23,363,099
                                                                   ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
FINLAND -- (0.6%)
   Elisa Oyj...............................................  27,937 $   599,495
   Fortum Oyj..............................................  79,221   1,466,217
   Kesko Oyj Series B......................................  16,039     501,544
  #Kone Oyj Series B.......................................  25,477   1,826,924
   Metso Oyj...............................................  22,848     803,525
  #Neste Oil Oyj...........................................  25,438     318,554
  #Nokia Oyj............................................... 473,826   1,273,870
  #Nokia Oyj Sponsored ADR................................. 217,800     581,526
   Nokian Renkaat Oyj......................................  19,459     810,400
   Orion Oyj Series A......................................     726      17,993
   Orion Oyj Series B......................................  11,844     293,061
   Pohjola Bank P.L.C. Series A............................  30,352     414,043
   Sampo Oyj Series A......................................  81,440   2,553,421
   Stora Enso Oyj Series R................................. 122,844     777,060
   Stora Enso Oyj Sponsored ADR............................  12,000      73,560
   UPM-Kymmene Oyj......................................... 104,359   1,120,471
   UPM-Kymmene Oyj Sponsored ADR...........................  13,000     137,150
   Wartsila OYJ Abp........................................  28,873   1,169,280
                                                                    -----------
TOTAL FINLAND..............................................          14,738,094
                                                                    -----------
FRANCE -- (7.2%)
   Accor SA................................................  28,309     884,585
   Aeroports de Paris SA...................................   5,523     427,429
   Air Liquide SA..........................................  52,658   6,216,352
 #*Alcatel-Lucent SA....................................... 416,741     426,109
 #*Alcatel-Lucent SA Sponsored ADR......................... 128,100     133,224
   Alstom SA...............................................  33,704   1,152,094
   Arkema SA...............................................  10,097     921,343
   AtoS SA.................................................  12,610     846,657
   AXA SA.................................................. 255,174   4,067,124
   AXA SA Sponsored ADR....................................  77,200   1,229,796
   bioMerieux SA...........................................   1,600     155,046
   BNP Paribas SA.......................................... 179,515   9,111,582
   Bollore SA..............................................   1,184     351,109
   Bouygues SA.............................................  37,004     889,371
   Bureau Veritas SA.......................................   8,846     939,501
   Cap Gemini SA...........................................  30,659   1,289,770
   Carrefour SA............................................ 103,795   2,506,703
   Casino Guichard Perrachon SA............................  11,560   1,009,079
   CFAO SA.................................................   1,893      91,382
   Christian Dior SA.......................................   8,889   1,277,064
   Cie de Saint-Gobain SA..................................  80,675   2,841,785
  *Cie Generale de Geophysique - Veritas SA................  14,006     455,961
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR..  16,707     542,643
   Cie Generale des Etablissements Michelin SA Series B....  34,625   2,984,829
   Cie Generale D'Optique Essilor Intenational SA..........  34,094   3,074,361
   Ciments Francais SA.....................................   1,006      61,179
   CNP Assurances SA.......................................  31,348     442,975
  *Credit Agricole SA...................................... 196,386   1,482,357
   Danone SA...............................................  91,529   5,629,674
   Danone SA Sponsored ADR.................................  13,800     169,740
   Dassault Systemes SA....................................   9,376     989,202
   Edenred SA..............................................  21,249     614,924
   Eiffage SA..............................................   7,936     273,088
   Electricite de France SA................................  42,395     897,124
   Eramet SA...............................................     676      85,965
  #Euler Hermes SA.........................................   2,795     192,872
   European Aeronautic Defence & Space Co. SA..............  72,187   2,569,118
  #Eutelsat Communications SA..............................  19,401     621,234
   Faurecia SA.............................................   7,078     106,570
   France Telecom SA....................................... 289,590   3,236,879

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
FRANCE -- (Continued)
   France Telecom SA Sponsored ADR........................  46,387 $    520,462
  #GDF Suez SA............................................ 247,980    5,691,695
  #Gemalto NV.............................................  15,169    1,370,062
   Groupe Eurotunnel SA................................... 106,001      807,242
  #Hermes International SA................................   5,038    1,375,324
   Iliad SA...............................................   4,039      622,379
   Imerys SA..............................................   6,518      366,684
   Ipsen SA...............................................   2,070       53,474
   JCDecaux SA............................................  11,726      248,228
   Lafarge SA.............................................  41,357    2,424,725
   Lafarge SA Sponsored ADR...............................   1,800       26,226
   Lagardere SCA..........................................  29,051      795,369
   Legrand SA.............................................  39,073    1,507,387
   L'Oreal SA.............................................  40,988    5,223,795
   LVMH Moet Hennessy Louis Vuitton SA....................  43,329    7,044,432
   M6 Metropole Television SA.............................   7,985      111,396
   Natixis SA............................................. 172,057      564,703
  #Neopost SA.............................................   3,126      171,382
   Pernod-Ricard SA.......................................  35,070    3,776,909
 #*Peugeot SA.............................................  27,150      174,154
   PPR SA.................................................  14,032    2,473,665
   Publicis Groupe SA.....................................  22,255    1,199,484
   Publicis Groupe SA ADR.................................   6,800       91,188
   Remy Cointreau SA......................................   3,481      360,912
   Renault SA.............................................  39,372    1,765,390
   Rexel SA...............................................  25,264      457,580
   SA des Ciments Vicat...................................   1,981      106,782
   Safran SA..............................................  36,900    1,469,859
   Sanofi SA.............................................. 147,776   12,978,720
   Sanofi SA ADR.......................................... 100,912    4,424,991
   Schneider Electric SA..................................  86,139    5,393,531
   SCOR SE................................................  41,542    1,109,216
   SEB SA.................................................   3,563      231,994
   SES SA.................................................  49,630    1,373,752
   Societe BIC SA.........................................   4,356      531,532
  *Societe Generale SA.................................... 132,258    4,217,966
   Sodexo SA..............................................  15,034    1,158,143
   STMicroelectronics NV.................................. 160,669      946,298
   Suez Environnement SA..................................  36,564      388,155
   Technip SA.............................................  12,840    1,448,228
   Technip SA ADR.........................................  14,400      409,104
   Thales SA..............................................  17,227      606,407
   Total SA............................................... 229,954   11,582,771
   Total SA Sponsored ADR................................. 144,707    7,293,233
   Valeo SA...............................................  16,826      740,907
   Vallourec SA...........................................  20,861      858,145
  #Veolia Environnement SA................................  30,580      302,682
   Veolia Environnement SA ADR............................  17,086      169,835
   Vinci SA...............................................  77,548    3,437,380
   Vivendi SA............................................. 241,457    4,947,760
   Zodiac Aerospace SA....................................   5,909      605,873
                                                                   ------------
TOTAL FRANCE..............................................          167,155,311
                                                                   ------------
GERMANY -- (6.4%)
   Adidas-Salomon AG......................................  33,774    2,878,778
   Allianz SE.............................................  59,747    7,422,057
   Allianz SE Sponsored ADR............................... 250,286    3,141,089
  #Axel Springer AG.......................................   8,985      385,542
   BASF SE................................................ 137,393   11,396,744
   BASF SE Sponsored ADR..................................   8,200      677,402
   Bayer AG............................................... 104,450    9,107,269

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
GERMANY -- (Continued)
  #Bayer AG Sponsored ADR.................................  34,500 $  3,007,365
   Bayerische Motoren Werke AG............................  58,073    4,642,677
   Beiersdorf AG..........................................  15,560    1,131,981
   Bilfinger SE...........................................   8,723      854,783
   Brenntag AG............................................   7,647      964,885
  *Celesio AG.............................................  17,682      342,788
  *Commerzbank AG......................................... 800,074    1,536,998
   Continental AG.........................................  14,399    1,449,252
   Daimler AG............................................. 168,780    7,906,432
   Deutsche Bank AG (5750355).............................  39,758    1,811,011
  #Deutsche Bank AG (D18190898)........................... 132,117    6,039,068
   Deutsche Boerse AG.....................................  30,357    1,644,910
   Deutsche Lufthansa AG..................................  48,197      737,366
   Deutsche Post AG....................................... 156,892    3,110,522
   Deutsche Telekom AG.................................... 433,460    4,945,103
   Deutsche Telekom AG Sponsored ADR......................  95,900    1,098,055
   E.ON AG................................................ 280,753    6,391,335
   E.ON AG Sponsored ADR..................................  53,950    1,225,744
   Fielmann AG............................................   1,995      194,382
   Fraport AG.............................................   6,778      397,755
   Fresenius Medical Care AG & Co. KGaA...................  28,422    1,997,040
   Fresenius Medical Care AG & Co. KGaA ADR...............   7,100      499,698
   Fresenius SE...........................................  20,624    2,351,664
   Fuchs Petrolub AG......................................   2,017      125,707
   GEA Group AG...........................................  30,907      967,012
   Hannover Rueckversicherung AG..........................  12,408      874,180
  #Heidelberger Zement AG.................................  28,462    1,512,516
   Henkel AG & Co. KGaA...................................  21,267    1,377,008
  *Hochtief AG............................................   7,242      359,736
   Infineon Technologies AG............................... 185,460    1,263,430
   K+S AG.................................................  26,075    1,235,809
  *Kabel Deutschland Holding AG...........................  13,237      955,099
   Lanxess AG.............................................  17,822    1,474,382
   Linde AG...............................................  30,557    5,142,185
   MAN SE.................................................   7,204      728,016
   Merck KGaA.............................................  11,099    1,419,598
   Metro AG...............................................  22,410      646,043
   MTU Aero Engines Holding AG............................   7,641      642,336
   Munchener Rueckversicherungs-Gesellschaft AG...........  33,301    5,358,223
   Puma SE................................................     790      225,458
  *QIAGEN NV..............................................  43,656      760,530
   Rational AG............................................      10        2,531
   Rhoen-Klinikum AG......................................  14,963      291,412
  #RWE AG.................................................  82,671    3,783,394
   Salzgitter AG..........................................   8,602      372,001
   SAP AG................................................. 103,483    7,546,254
  #SAP AG Sponsored ADR...................................  47,850    3,488,265
  #SGL Carbon SE..........................................   8,456      337,267
   Siemens AG.............................................  67,400    6,791,117
  #Siemens AG Sponsored ADR...............................  67,650    6,826,562
  *Sky Deutschland AG.....................................   3,550       15,473
   Software AG............................................   9,360      375,881
   Suedzucker AG..........................................  12,914      500,609
   Symrise AG.............................................  17,091      614,769
   ThyssenKrupp AG........................................  77,834    1,773,638
   United Internet AG.....................................  17,308      346,364
   Volkswagen AG..........................................   5,239    1,024,513
  #Wacker Chemie AG.......................................   2,920      165,100
                                                                   ------------
TOTAL GERMANY.............................................          148,612,113
                                                                   ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
GREECE -- (0.1%)
   Coca-Cola Hellenic Bottling Co. S.A....................    27,952 $  598,648
   Hellenic Petroleum S.A.................................    15,660    122,738
  *National Bank of Greece S.A............................   110,958    259,942
   OPAP S.A...............................................    31,172    199,240
                                                                     ----------
TOTAL GREECE..............................................            1,180,568
                                                                     ----------
HONG KONG -- (2.4%)
  #AAC Technologies Holdings, Inc.........................   118,000    422,413
   AIA Group, Ltd......................................... 1,516,800  5,971,709
   ASM Pacific Technology, Ltd............................    30,200    335,950
  #Bank of East Asia, Ltd.................................   287,545  1,060,421
   BOC Hong Kong Holdings, Ltd............................   597,000  1,834,273
  *Brightoil Petroleum Holdings, Ltd......................   333,000     66,765
   Cafe de Coral Holdings, Ltd............................    20,000     59,148
  *Cathay Pacific Airways, Ltd............................   241,000    436,496
   Cheung Kong Holdings, Ltd..............................   254,600  3,752,692
   Cheung Kong Infrastructure Holdings, Ltd...............    83,000    486,820
   Chow Sang Sang Holdings International, Ltd.............    56,000    118,899
   CLP Holdings, Ltd......................................   252,900  2,154,804
   Dah Sing Financial Holdings, Ltd.......................    17,200     65,989
 #*Esprit Holdings, Ltd...................................   230,280    297,759
   First Pacific Co., Ltd.................................   344,400    382,897
 #*Foxconn International Holdings, Ltd....................   318,000    109,920
  *Galaxy Entertainment Group, Ltd........................   193,000    660,480
  *Genting Hong Kong, Ltd.................................    83,000     26,176
   Giordano International, Ltd............................   292,000    242,420
  *G-Resources Group, Ltd................................. 1,113,000     53,654
   Hang Lung Group, Ltd...................................   163,000    960,286
   Hang Lung Properties, Ltd..............................   408,000  1,415,358
  #Hang Seng Bank, Ltd....................................   121,000  1,856,085
   Henderson Land Development Co., Ltd....................   185,832  1,282,750
   Hong Kong & China Gas Co., Ltd.........................   828,258  2,204,044
   Hong Kong & Shanghai Hotels, Ltd.......................   103,525    136,527
   Hong Kong Exchanges & Clearing, Ltd....................   159,900  2,618,229
   Hopewell Holdings, Ltd.................................   133,000    479,827
   Hutchison Telecommunications Hong Kong Holdings, Ltd...   306,000    126,509
   Hutchison Whampoa, Ltd.................................   389,500  3,820,731
   Hysan Development Co., Ltd.............................    99,638    442,100
   Johnson Electric Holdings, Ltd.........................   273,500    174,532
   Kerry Properties, Ltd..................................   139,393    692,874
   Kingston Financial Group, Ltd..........................   822,000     63,438
   Li & Fung, Ltd.........................................   958,000  1,598,101
   Lifestyle International Holdings, Ltd..................    80,500    170,975
  *L'Occitane International SA............................    44,000    136,779
   Luk Fook Holdings International, Ltd...................    50,000    124,893
   Melco International Development, Ltd...................    43,000     41,448
  *Mongolian Mining Corp..................................   199,500     97,473
   MTR Corp...............................................   249,040    968,213
   New World Development Co., Ltd.........................   764,164  1,175,729
   NWS Holdings, Ltd......................................   289,655    438,777
   Orient Overseas International, Ltd.....................    50,000    316,090
   Pacific Basin Shipping, Ltd............................   172,000     91,579
   PCCW, Ltd..............................................   439,265    176,965
   Power Assets Holdings, Ltd.............................   178,207  1,514,322
  *Samsonite International SA.............................     6,900     14,334
   Sands China, Ltd.......................................   385,600  1,441,414
   Shangri-La Asia, Ltd...................................   261,655    505,110
   Sino Land Co., Ltd.....................................   591,377  1,058,091
  #SJM Holdings, Ltd......................................   263,000    571,334
   SmarTone Telecommunications Holdings, Ltd..............    23,000     46,285
   Stella International Holdings, Ltd.....................    44,500    116,936

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
HONG KONG -- (Continued)
   Sun Hung Kai Properties, Ltd..........................   281,710 $ 3,894,342
  *Swire Properties, Ltd.................................    63,200     195,676
   Techtronic Industries Co., Ltd........................   214,000     405,640
   Television Broadcasts, Ltd............................    52,000     386,168
   Texwinca Holdings, Ltd................................    30,000      23,775
   Trinity, Ltd..........................................   192,000     133,948
  *United Laboratories International Holdings, Ltd. (The)   115,000      60,894
  #VTech Holdings, Ltd...................................    23,900     283,117
   Wharf Holdings, Ltd...................................   260,609   1,781,935
   Wheelock & Co., Ltd...................................   173,000     757,952
   Wing Hang Bank, Ltd...................................    27,686     293,246
   Wynn Macau, Ltd.......................................   240,000     677,653
  #Xinyi Glass Holdings, Ltd.............................   174,000      97,148
   Yue Yuen Industrial Holdings, Ltd.....................   117,000     401,201
                                                                    -----------
TOTAL HONG KONG..........................................            54,810,518
                                                                    -----------
IRELAND -- (0.3%)
   CRH P.L.C. (0182704)..................................    58,058   1,084,943
   CRH P.L.C. (4182249)..................................    16,032     298,413
   CRH P.L.C. Sponsored ADR..............................    59,347   1,106,822
   Dragon Oil P.L.C......................................    43,868     391,840
  *Elan Corp. P.L.C......................................    23,476     255,491
  *Elan Corp. P.L.C. Sponsored ADR.......................    76,068     821,534
  *Governor & Co. of the Bank of Ireland P.L.C. (The).... 1,082,579     127,882
   Kerry Group P.L.C. Series A (0490656).................    18,318     959,337
   Kerry Group P.L.C. Series A (4519579).................     5,916     309,295
   Paddy Power P.L.C.....................................     2,940     216,897
  *Ryanair Holdings P.L.C................................    33,520     193,968
                                                                    -----------
TOTAL IRELAND............................................             5,766,422
                                                                    -----------
ISRAEL -- (0.4%)
   Azrieli Group, Ltd....................................     3,214      71,997
  *Bank Hapoalim B.M.....................................   207,782     817,433
  *Bank Leumi Le-Israel B.M..............................   253,776     817,986
   Bezeq Israeli Telecommunication Corp., Ltd............   246,778     300,647
  *Cellcom Israel, Ltd...................................     6,551      58,467
   Delek Group, Ltd......................................       390      74,160
   Elbit Systems, Ltd....................................     3,493     122,979
   Israel Chemicals, Ltd.................................    78,347     980,170
  *Israel Discount Bank, Ltd. Series A...................   132,967     187,570
  *Mellanox Technologies, Ltd............................     1,275      96,221
   Migdal Insurance & Financial Holding, Ltd.............    29,968      40,380
  *Mizrahi Tefahot Bank, Ltd.............................    22,752     206,599
  *NICE Systems, Ltd. Sponsored ADR......................    10,826     360,506
   Partner Communications Co., Ltd.......................     8,183      47,095
   Partner Communications Co., Ltd. ADR..................     3,525      20,092
   Paz Oil Co., Ltd......................................        85      11,201
   Teva Pharmaceutical Industries, Ltd...................     6,037     243,541
   Teva Pharmaceutical Industries, Ltd. Sponsored ADR....   127,175   5,140,414
                                                                    -----------
TOTAL ISRAEL.............................................             9,597,458
                                                                    -----------
ITALY -- (1.7%)
  *A2A SpA...............................................   161,586      79,622
   Assicurazioni Generali SpA............................   183,362   2,985,859
  #Atlantia SpA..........................................    55,332     915,188
   Autogrill SpA.........................................    14,553     148,968
 #*Banca Carige SpA......................................   113,241     104,836
 #*Banca Monte Dei Paschi di Siena SpA................... 1,177,714     325,556
   Banca Popolare dell'Emilia Romagna Scarl..............     5,071      30,221
  *Banco Popolare Scarl..................................   114,684     183,010

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
ITALY -- (Continued)
   Davide Campari - Milano SpA...........................    51,808 $   420,453
  *Enel Green Power SpA..................................    50,459      85,944
   Enel SpA..............................................   897,647   3,380,295
   Eni SpA...............................................   287,519   6,616,041
   Eni SpA Sponsored ADR.................................    67,664   3,105,101
   Fiat Industrial SpA...................................   127,002   1,376,565
 #*Fiat SpA..............................................   160,168     783,858
  *Fiat SpA Sponsored ADR................................     7,000      34,930
 #*Finmeccanica SpA......................................    73,984     366,916
   Intesa Sanpaolo SpA................................... 1,707,694   2,750,900
   Intesa Sanpaolo SpA Sponsored ADR.....................    13,601     131,250
   Lottomatica Group SpA.................................     9,353     201,308
   Luxottica Group SpA...................................    17,806     679,615
   Mediaset SpA..........................................   115,612     203,085
   Mediobanca SpA........................................   101,189     578,565
  #Mediolanum SpA........................................    29,155     143,122
   Parmalat SpA..........................................   115,999     262,893
  #Pirelli & C. SpA......................................    45,094     523,837
   Prysmian SpA..........................................    33,580     647,450
   Saipem SpA............................................    44,656   2,012,149
   Snam SpA..............................................   229,326   1,016,219
   Telecom Italia SpA....................................   985,410     909,149
   Telecom Italia SpA Sponsored ADR......................    80,065     735,797
   Tenaris SA ADR........................................    40,641   1,528,914
   Terna Rete Elettrica Nazionale SpA....................   169,541     637,434
   Tod's SpA.............................................     2,308     270,519
  *UniCredit SpA.........................................   737,378   3,261,533
   Unione di Banche Italiane ScpA........................   189,326     745,791
                                                                    -----------
TOTAL ITALY..............................................            38,182,893
                                                                    -----------
JAPAN -- (15.7%)
   77 Bank, Ltd. (The)...................................    81,000     308,461
   ABC-Mart, Inc.........................................     4,700     206,126
   Advantest Corp........................................     9,840     124,457
  #Advantest Corp. ADR...................................    10,000     125,600
   Aeon Co., Ltd.........................................   110,100   1,200,809
  #Aeon Mall Co., Ltd....................................     8,680     225,141
   Air Water, Inc........................................    29,000     363,376
   Aisin Seiki Co., Ltd..................................    34,100     995,867
   Ajinomoto Co., Inc....................................   111,000   1,694,740
   Alfresa Holdings Corp.................................     8,700     393,310
   All Nippon Airways Co., Ltd...........................   140,000     296,510
  #Alps Electric Co., Ltd................................    34,300     202,784
   Amada Co., Ltd........................................    82,000     416,371
   Anritsu Corp..........................................    32,000     402,546
   Aozora Bank, Ltd......................................    85,000     239,701
   Asahi Glass Co., Ltd..................................   189,000   1,284,791
   Asahi Group Holdings, Ltd.............................    66,300   1,513,177
   Asahi Kasei Corp......................................   229,000   1,259,787
   Asatsu-DK, Inc........................................     2,700      62,036
   Asics Corp............................................    25,400     369,132
   Astellas Pharma, Inc..................................    75,655   3,762,898
  #Autobacs Seven Co., Ltd...............................     3,300     135,419
   Awa Bank, Ltd. (The)..................................    45,000     268,962
   Azbil Corp............................................    10,400     212,758
  #Bank of Kyoto, Ltd. (The).............................    76,000     653,240
   Bank of Yokohama, Ltd. (The)..........................   265,000   1,219,543
   Benesse Holdings, Inc.................................    11,700     563,573
  #Bridgestone Corp......................................   111,300   2,599,858
   Brother Industries, Ltd...............................    47,800     450,804
 #*Calbee, Inc...........................................     2,000     183,713

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Calsonic Kansei Corp.....................................  34,000 $  137,417
   Canon Marketing Japan, Inc...............................  11,100    161,777
   Canon, Inc............................................... 113,600  3,691,963
  #Canon, Inc. Sponsored ADR................................  81,604  2,623,569
   Capcom Co., Ltd..........................................   6,900    131,596
  #Casio Computer Co., Ltd..................................  42,900    328,291
   Central Japan Railway Co., Ltd...........................  21,600  1,858,768
   Century Tokyo Leasing Corp...............................  10,000    198,547
   Chiba Bank, Ltd. (The)................................... 166,000    969,633
   Chiyoda Corp.............................................  28,000    452,294
   Chubu Electric Power Co., Ltd............................  94,700    975,810
  #Chugai Pharmaceutical Co., Ltd...........................  40,700    824,635
   Chugoku Bank, Ltd. (The).................................  34,000    467,925
   Chugoku Electric Power Co., Ltd. (The)...................  44,100    474,380
   Citizen Holdings Co., Ltd................................  64,900    329,384
   Coca-Cola West Co., Ltd..................................  14,900    228,418
   COMSYS Holdings Corp.....................................  32,300    429,381
   Cosmo Oil Co., Ltd....................................... 128,000    227,664
   Credit Saison Co., Ltd...................................  33,300    731,736
  #Dai Nippon Printing Co., Ltd............................. 118,000    836,154
   Daicel Corp..............................................  65,000    390,253
   Daido Steel Co., Ltd.....................................  66,000    286,223
   Daihatsu Motor Co., Ltd..................................  37,000    647,548
   Dai-ichi Life Insurance Co., Ltd. (The)..................   1,540  1,775,585
   Daiichi Sankyo Co., Ltd.................................. 114,746  1,756,308
  *Daiichikosho Co., Ltd....................................   2,600     64,328
  #Daikin Industries, Ltd...................................  40,300  1,115,592
  #Dainippon Sumitomo Pharma Co., Ltd.......................  23,000    264,541
   Daito Trust Construction Co., Ltd........................  12,600  1,271,805
   Daiwa House Industry Co., Ltd............................  93,000  1,410,367
   Daiwa Securities Group, Inc.............................. 339,000  1,352,326
  #DeNa Co., Ltd............................................  15,000    468,163
   Denki Kagaku Kogyo K.K...................................  71,000    219,229
   Denso Corp...............................................  82,500  2,590,260
   Dentsu, Inc..............................................  28,500    673,219
   DIC Corp................................................. 158,000    291,334
  #Disco Corp...............................................   5,800    286,219
   Don Quijote Co., Ltd.....................................   8,500    334,997
   Dowa Holdings Co., Ltd...................................  33,200    221,530
   East Japan Railway Co....................................  48,600  3,335,746
   Ebara Corp...............................................  84,000    329,418
   Eisai Co., Ltd...........................................  43,300  1,926,489
   Electric Power Development Co., Ltd......................  16,900    432,874
   Exedy Corp...............................................   5,600    109,463
   Ezaki Glico Co., Ltd.....................................  10,000    112,756
   FamilyMart Co., Ltd......................................  10,800    523,378
   FANUC Corp...............................................  32,600  5,193,697
   Fast Retailing Co., Ltd..................................   8,700  1,937,229
   FP Corp..................................................   1,700    127,796
   Fuji Electric Co., Ltd................................... 123,000    249,525
   Fuji Heavy Industries, Ltd............................... 101,286    976,408
   Fuji Media Holdings, Inc.................................      76    112,554
   FUJIFILM Holdings Corp...................................  88,200  1,488,849
   Fujitsu, Ltd............................................. 349,440  1,344,419
   Fukuoka Financial Group, Inc............................. 146,000    570,945
  #Fukuyama Transporting Co., Ltd...........................  29,000    152,227
  *Furukawa Electric Co., Ltd............................... 113,000    225,343
   Glory, Ltd...............................................   7,300    177,173
  #GS Yuasa Corp............................................  47,000    183,219
   Gunma Bank, Ltd. (The)...................................  80,000    385,953
   H2O Retailing Corp.......................................  15,000    154,299

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Hachijuni Bank, Ltd. (The)...............................  83,000 $  428,762
   Hakuhodo DY Holdings, Inc................................   4,720    282,863
   Hamamatsu Photonics K.K..................................   9,400    325,901
   Hankyu Hanshin Holdings, Inc............................. 219,000  1,212,359
   Heiwa Corp...............................................   6,700    105,306
   Hikari Tsushin, Inc......................................   3,800    209,964
   Hino Motors, Ltd.........................................  37,000    286,005
   Hiroshima Bank, Ltd. (The)............................... 130,000    462,433
   Hisamitsu Pharmaceutical Co., Inc........................   8,700    449,840
   Hitachi Capital Corp.....................................  12,600    241,977
   Hitachi Chemical Co., Ltd................................  19,900    280,659
  #Hitachi Construction Machinery Co., Ltd..................  17,500    287,710
   Hitachi High-Technologies Corp...........................  10,665    233,732
  #Hitachi Metals, Ltd......................................  25,000    234,218
  #Hitachi Transport System, Ltd............................   8,415    126,317
   Hitachi, Ltd............................................. 442,000  2,344,003
   Hitachi, Ltd. ADR........................................  34,892  1,830,434
   Hokkaido Electric Power Co., Inc.........................  25,000    205,886
   Hokuhoku Financial Group, Inc............................ 250,000    397,484
   Hokuriku Electric Power Co., Inc.........................  22,200    220,481
   Honda Motor Co., Ltd..................................... 141,600  4,256,956
   Honda Motor Co., Ltd. Sponsored ADR...................... 141,423  4,265,318
   Horiba, Ltd..............................................   3,800    103,685
   Hoshizaki Electric Co., Ltd..............................   8,900    242,330
   House Foods Corp.........................................  11,500    185,603
   Hoya Corp................................................  74,900  1,516,914
   Ibiden Co., Ltd..........................................  21,600    272,390
   Idemitsu Kosan Co., Ltd..................................   4,700    404,514
   IHI Corp................................................. 221,000    465,419
   Inpex Corp...............................................     412  2,347,109
   Isetan Mitsukoshi Holdings, Ltd..........................  74,080    725,138
   Isuzu Motors, Ltd........................................ 214,000  1,131,970
  #Ito En, Ltd..............................................   5,600    105,380
   ITOCHU Corp.............................................. 270,400  2,706,585
   Itochu Techno-Solutions Corp.............................   4,200    217,291
   Iyo Bank, Ltd. (The).....................................  52,000    402,051
   Izumi Co., Ltd...........................................   5,000    121,503
   J. Front Retailing Co., Ltd..............................  99,800    518,979
  #Japan Steel Works, Ltd. (The)............................  45,000    266,752
   Japan Tobacco, Inc....................................... 155,500  4,299,927
   JFE Holdings, Inc........................................  88,200  1,244,849
   JGC Corp.................................................  37,000  1,273,001
  #Joyo Bank, Ltd. (The).................................... 129,000    624,298
   JSR Corp.................................................  31,100    533,473
   JTEKT Corp...............................................  38,960    292,573
  #Jupiter Telecommunications Co., Ltd......................     349    475,200
   JX Holdings, Inc......................................... 420,770  2,241,048
   Kagome Co., Ltd..........................................  11,100    226,315
   Kagoshima Bank, Ltd. (The)...............................  13,000     82,883
   Kajima Corp.............................................. 159,000    440,348
   Kakaku.com, Inc..........................................   3,600    123,230
   Kaken Pharmaceutical Co., Ltd............................  13,000    201,355
   Kamigumi Co., Ltd........................................  53,000    427,446
   Kaneka Corp..............................................  56,000    273,184
   Kansai Electric Power Co., Inc........................... 103,100    792,989
   Kansai Paint Co., Ltd....................................  31,000    333,939
   Kao Corp.................................................  87,500  2,458,013
   Kawasaki Heavy Industries, Ltd........................... 247,000    508,109
 #*Kawasaki Kisen Kaisha, Ltd............................... 180,000    228,161
   KDDI Corp................................................  40,900  3,177,125
  #Keihan Electric Railway Co., Ltd.........................  79,000    381,898

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
  #Keikyu Corp............................................    61,000 $  574,505
   Keio Corp..............................................    83,000    629,912
   Keisei Electric Railway Co., Ltd.......................    39,000    357,542
   Keiyo Bank, Ltd. (The).................................    21,000     92,064
   Kewpie Corp............................................    16,300    269,205
  #Keyence Corp...........................................     7,651  2,031,254
   Kikkoman Corp..........................................    26,000    345,222
   Kinden Corp............................................    35,000    219,133
  #Kintetsu Corp..........................................   199,280    780,973
   Kirin Holdings Co., Ltd................................   147,000  1,845,310
   Kobayashi Pharmaceutical Co., Ltd......................     5,300    279,699
  *Kobe Steel, Ltd........................................   464,000    407,326
   Koito Manufacturing Co., Ltd...........................    14,000    173,900
   Komatsu, Ltd...........................................   158,800  3,327,597
   Komeri Co., Ltd........................................     5,000    120,679
   Konami Co., Ltd........................................    10,400    238,749
   Konami Corp. ADR.......................................     3,500     80,850
   Konica Minolta Holdings, Inc...........................   106,000    705,205
   Kose Corp..............................................     3,690     79,639
 #*K's Holdings Corp......................................    10,139    271,135
   Kubota Corp............................................   149,000  1,523,540
   Kubota Corp. Sponsored ADR.............................     9,951    510,088
   Kuraray Co., Ltd.......................................    62,800    729,900
   Kurita Water Industries, Ltd...........................    18,700    424,517
  #KYB Co., Ltd...........................................    14,000     50,387
   Kyocera Corp...........................................    16,500  1,451,318
   Kyocera Corp. Sponsored ADR............................    10,829    961,615
   KYORIN Holdings, Inc...................................     5,400    114,166
   Kyowa Hakko Kirin Co., Ltd.............................    45,000    478,991
   Kyushu Electric Power Co., Inc.........................    57,400    435,250
   Lawson, Inc............................................    10,600    778,995
   Lintec Corp............................................     7,200    124,542
  #Lion Corp..............................................    34,000    196,435
   LIXIL Group Corp.......................................    50,140  1,108,508
  #M3, Inc................................................       138    265,080
  #Makita Corp............................................    16,500    653,248
  #Makita Corp. Sponsored ADR.............................     1,630     66,830
   Marubeni Corp..........................................   283,000  1,833,808
   Marui Group Co., Ltd...................................    53,900    387,725
  #Matsui Securities Co., Ltd.............................     9,700     65,415
  *Mazda Motor Corp.......................................   476,000    567,736
  *McDonald's Holdings Co. Japan, Ltd.....................     9,000    250,077
   Medipal Holdings Corp..................................    34,300    436,826
   MEIJI Holdings Co., Ltd................................    12,256    560,762
  #Minebea Co., Ltd.......................................    45,000    147,912
   Miraca Holdings, Inc...................................     9,200    388,525
   Misumi Group, Inc......................................    10,000    245,687
   Mitsubishi Chemical Holdings Corp......................   292,490  1,158,427
   Mitsubishi Corp........................................   261,500  4,668,545
   Mitsubishi Electric Corp...............................   329,000  2,459,172
   Mitsubishi Estate Co., Ltd.............................   221,000  4,373,713
   Mitsubishi Gas Chemical Co., Inc.......................    72,000    355,737
   Mitsubishi Heavy Industries, Ltd.......................   527,000  2,219,768
  #Mitsubishi Logistics Corp..............................    33,000    425,588
   Mitsubishi Materials Corp..............................   203,000    590,222
  *Mitsubishi Motors Corp.................................   542,000    467,182
  #Mitsubishi Shokuhin Co., Ltd...........................     1,100     26,818
   Mitsubishi Tanabe Pharma Corp..........................    40,400    582,351
   Mitsubishi UFJ Financial Group, Inc....................   934,572  4,227,974
   Mitsubishi UFJ Financial Group, Inc. ADR............... 1,455,897  6,536,978
   Mitsui & Co., Ltd......................................   255,800  3,605,558

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
   Mitsui & Co., Ltd. Sponsored ADR.......................     2,745 $  772,361
   Mitsui Chemicals, Inc..................................   185,000    382,439
   Mitsui Fudosan Co., Ltd................................   143,000  2,890,711
  *Mitsui Mining & Smelting Co., Ltd......................   148,000    313,295
   Mitsui O.S.K. Lines, Ltd...............................   235,000    563,278
   Mizuho Financial Group, Inc............................ 3,526,305  5,517,540
   Mizuho Financial Group, Inc. ADR.......................   312,894    973,100
   Mochida Pharmaceutical Co., Ltd........................     8,000    103,207
   MS&AD Insurance Group Holdings, Inc....................    99,895  1,694,099
   Murata Manufacturing Co., Ltd..........................    34,300  1,668,547
   Nabtesco Corp..........................................    15,000    279,945
   Nagase & Co., Ltd......................................    27,100    289,092
   Nagoya Railroad Co., Ltd...............................   166,000    453,212
   Namco Bandai Holdings, Inc.............................    28,900    454,107
   Nankai Electric Railway Co., Ltd.......................    66,000    298,470
   Nanto Bank, Ltd. (The).................................    41,000    209,060
  *NEC Corp...............................................   505,546    969,663
   Net One Systems Co., Ltd...............................     8,800     97,950
   NGK Insulators, Ltd....................................    39,000    434,847
   NGK Spark Plug Co., Ltd................................    28,000    313,560
   NHK Spring Co., Ltd....................................    23,000    192,095
   Nichirei Corp..........................................    34,000    187,546
  #Nidec Corp.............................................    12,500    889,555
   Nidec Corp. ADR........................................    26,554    471,068
   Nifco, Inc.............................................     2,700     61,357
   Nihon Kohden Corp......................................     2,600     96,717
   Nikon Corp.............................................    59,500  1,517,803
   Nintendo Co., Ltd......................................    18,400  2,375,434
   Nippon Electric Glass Co., Ltd.........................    71,500    363,911
   Nippon Express Co., Ltd................................   174,000    636,750
   Nippon Kayaku Co., Ltd.................................    33,000    367,346
   Nippon Meat Packers, Inc...............................    39,000    483,995
   Nippon Paint Co., Ltd..................................    39,000    312,118
  #Nippon Paper Group, Inc................................    23,100    264,182
   Nippon Shokubai Co., Ltd...............................    23,000    225,583
   Nippon Steel & Sumitomo Metal Corp..................... 1,358,420  2,998,470
   Nippon Telegraph & Telephone Corp......................    51,800  2,368,717
   Nippon Telegraph & Telephone Corp. ADR.................    20,771    473,994
   Nippon Television Network Corp.........................    13,100    169,438
  #Nippon Yusen K.K.......................................   313,000    596,621
   Nipro Corp.............................................    10,000     68,372
   Nishi-Nippon Bank, Ltd.................................   132,000    300,989
   Nishi-Nippon Railroad Co., Ltd.........................    41,000    174,102
   Nissan Chemical Industries, Ltd........................    15,000    165,579
   Nissan Motor Co., Ltd..................................   431,500  3,608,790
   Nissan Shatai Co., Ltd.................................    17,000    186,025
   Nisshin Seifun Group, Inc..............................    40,000    499,856
  *Nisshin Steel Holdings Co., Ltd........................    11,700     77,531
   Nisshinbo Holdings, Inc................................    29,000    189,720
   Nissin Foods Holdings Co., Ltd.........................    10,000    378,137
   Nitori Holdings Co., Ltd...............................     5,350    436,898
   Nitto Denko Corp.......................................    27,100  1,231,099
   NKSJ Holdings, Inc.....................................    71,850  1,309,793
   NOK Corp...............................................    17,880    286,856
   Nomura Holdings, Inc...................................   313,200  1,132,173
  #Nomura Holdings, Inc. ADR..............................   348,997  1,256,389
   Nomura Real Estate Holdings, Inc.......................    22,300    400,280
   Nomura Research Institute, Ltd.........................    13,600    289,090
   NSK, Ltd...............................................    89,000    488,835
 #*NTN Corp...............................................    93,000    166,844
   NTT Data Corp..........................................       213    694,228

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   NTT DOCOMO, Inc..........................................   2,074 $3,005,283
   NTT DOCOMO, Inc. Sponsored ADR...........................  51,866    746,870
   Obayashi Corp............................................ 121,000    541,312
   Obic Co., Ltd............................................   1,430    294,302
  #Odakyu Electric Railway Co., Ltd.........................  84,000    891,306
  #Oji Holdings Corp........................................ 168,000    492,643
  *Olympus Corp.............................................  31,200    545,136
  #Omron Corp...............................................  34,900    695,776
   Onward Holdings Co., Ltd.................................  18,000    133,281
   Oracle Corp. Japan.......................................   7,100    315,747
   Oriental Land Co., Ltd...................................   8,500  1,159,443
   Osaka Gas Co., Ltd....................................... 256,000  1,055,111
  *Osaka Securities Exchange Co., Ltd.......................       2      7,455
   Osaka Titanium Technologies Co., Ltd.....................   2,500     49,501
   OSG Corp.................................................   9,900    129,772
   Otsuka Corp..............................................   2,500    203,829
   Pacific Metals Co., Ltd..................................  19,000     64,587
  #Panasonic Corp........................................... 309,688  1,878,432
  #Panasonic Corp. Sponsored ADR............................ 108,991    602,720
  #Park24 Co., Ltd..........................................  18,900    324,737
 #*Pioneer Electronic Corp..................................  43,200    103,494
   Pola Orbis Holdings, Inc.................................   5,200    163,706
  *Rakuten, Inc............................................. 125,900  1,131,742
 #*Renesas Electronics Corp.................................   9,900     36,666
   Rengo Co., Ltd...........................................  44,000    192,313
   Resona Holdings, Inc..................................... 352,400  1,524,903
  #Ricoh Co., Ltd........................................... 146,000  1,221,858
  #Rinnai Corp..............................................   5,500    375,653
   Rohm Co., Ltd............................................  17,900    578,103
   Rohto Pharmaceutical Co., Ltd............................  11,000    151,602
   Ryohin Keikaku Co., Ltd..................................   3,400    225,160
   Sankyo Co., Ltd..........................................  10,000    453,063
   Sankyu, Inc..............................................   7,000     24,385
  #Sanrio Co., Ltd..........................................   5,500    181,086
   Santen Pharmaceutical Co., Ltd...........................  10,100    442,436
   Sapporo Holdings, Ltd....................................  31,000     86,571
  #Sawai Pharmaceutical Co., Ltd............................   2,200    243,026
  #SBI Holdings, Inc........................................  52,950    370,807
   SCSK Corp................................................   7,500    127,714
   Secom Co., Ltd...........................................  35,800  1,823,441
   Sega Sammy Holdings, Inc.................................  36,248    683,218
  #Seiko Epson Corp.........................................  26,700    148,483
   Seino Holdings Co., Ltd..................................  43,000    247,930
   Sekisui Chemical Co., Ltd................................  80,000    657,011
   Sekisui House, Ltd....................................... 119,560  1,222,497
   Senshu Ikeda Holdings, Inc...............................  34,820    217,091
   Seven & I Holdings Co., Ltd.............................. 128,276  3,955,957
  #Sharp Corp............................................... 204,000    440,085
   Shiga Bank, Ltd..........................................  47,000    307,449
   Shikoku Electric Power Co., Inc..........................  24,200    258,731
   Shimadzu Corp............................................  55,000    370,382
   Shimamura Co., Ltd.......................................   3,600    375,240
   Shimano, Inc.............................................  10,700    674,526
   Shimizu Corp............................................. 118,000    394,772
  #Shin-Etsu Chemical Co., Ltd..............................  70,300  3,969,360
   Shinsei Bank, Ltd........................................ 299,000    438,364
  #Shionogi & Co., Ltd......................................  58,000    962,912
   Shiseido Co., Ltd........................................  53,500    677,058
   Shizuoka Bank, Ltd....................................... 112,000  1,145,534
  #Showa Denko K.K.......................................... 251,000    383,945
   Showa Shell Sekiyu K.K...................................  44,800    249,410

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   SKY Perfect JSAT Holdings, Inc...........................     293 $  133,881
   SMC Corp.................................................   9,000  1,418,929
   Softbank Corp............................................ 153,100  4,835,250
   Sojitz Corp.............................................. 274,900    341,260
   Sony Corp................................................ 115,800  1,371,118
  #Sony Corp. Sponsored ADR.................................  74,848    878,716
  #Sony Financial Holdings, Inc.............................  29,400    524,280
   Sotetsu Holdings, Inc....................................  73,000    247,742
   Square Enix Holdings Co., Ltd............................   9,700    136,734
   Stanley Electric Co., Ltd................................  25,000    344,041
 #*Start Today Co., Ltd.....................................  10,500    115,056
  #Sugi Holdings Co., Ltd...................................   7,100    256,585
  *Sumco Corp...............................................  16,700    114,538
   Sumitomo Bakelite Co., Ltd...............................  33,000    117,785
   Sumitomo Chemical Co., Ltd............................... 275,000    772,826
   Sumitomo Corp............................................ 206,200  2,811,082
   Sumitomo Electric Industries, Ltd........................ 139,000  1,495,320
   Sumitomo Forestry Co., Ltd...............................  21,600    193,301
   Sumitomo Heavy Industries, Ltd........................... 115,000    412,295
   Sumitomo Metal Mining Co., Ltd........................... 106,000  1,396,002
   Sumitomo Mitsui Financial Group, Inc..................... 251,740  7,692,420
   Sumitomo Mitsui Trust Holdings, Inc...................... 576,210  1,748,683
   Sumitomo Osaka Cement Co., Ltd...........................  51,000    166,043
  #Sumitomo Realty & Development Co., Ltd...................  59,000  1,630,295
   Sumitomo Rubber Industries, Ltd..........................  27,600    325,382
   Sundrug Co., Ltd.........................................   3,600    132,593
  #Suruga Bank, Ltd.........................................  35,000    420,315
   Suzuken Co., Ltd.........................................  13,980    441,302
   Suzuki Motor Corp........................................  61,200  1,387,945
   Sysmex Corp..............................................  10,900    512,526
   T&D Holdings, Inc........................................ 102,400  1,118,950
  #Taiheiyo Cement Corp..................................... 158,000    336,834
   Taisei Corp.............................................. 183,000    504,564
   Taiyo Nippon Sanso Corp..................................  50,000    274,428
   Takara Holdings, Inc.....................................  23,000    172,285
   Takashimaya Co., Ltd.....................................  64,000    420,949
   Takata Corp..............................................   6,800    124,226
   Takeda Pharmaceutical Co., Ltd........................... 134,500  6,251,675
  #TDK Corp.................................................  24,000    902,495
   TDK Corp. Sponsored ADR..................................   1,900     70,623
  #Teijin, Ltd.............................................. 175,000    401,331
   Terumo Corp..............................................  26,700  1,149,990
   THK Co., Ltd.............................................  20,000    332,486
   Tobu Railway Co., Ltd.................................... 131,000    696,124
   Toho Co., Ltd............................................  18,200    317,429
  #Toho Gas Co., Ltd........................................  63,000    381,836
   Toho Holdings Co., Ltd...................................   7,100    145,139
  *Tohuku Electric Power Co., Inc...........................  58,700    432,390
   Tokai Rika Co., Ltd......................................  15,700    197,037
   Tokio Marine Holdings, Inc............................... 126,400  3,345,824
   Tokio Marine Holdings, Inc. ADR..........................   4,182    111,367
   Tokyo Broadcasting System, Inc...........................  13,600    132,243
  *Tokyo Electric Power Co., Inc............................ 186,900    305,106
   Tokyo Electron, Ltd......................................  31,500  1,418,456
   Tokyo Gas Co., Ltd....................................... 338,000  1,791,037
  *Tokyo Tatemono Co., Ltd..................................  94,039    387,036
   Tokyu Corp............................................... 143,000    727,397
   Tokyu Land Corp.......................................... 100,000    561,392
   TonenGeneral Sekiyu K.K..................................  37,000    335,779
   Toppan Printing Co., Ltd................................. 113,000    653,102
   Toray Industries, Inc.................................... 256,000  1,494,315

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
JAPAN -- (Continued)
   Toshiba Corp........................................... 688,000 $  2,556,394
   Tosoh Corp.............................................  94,000      184,016
   TOTO, Ltd..............................................  46,000      344,747
   Toyo Seikan Kaisha, Ltd................................  34,700      368,907
   Toyo Suisan Kaisha, Ltd................................  16,000      398,715
   Toyobo Co., Ltd........................................  77,000       84,859
   Toyoda Gosei Co., Ltd..................................  14,300      281,611
  #Toyota Boshoku Corp....................................   9,300       88,181
   Toyota Motor Corp...................................... 317,100   12,226,476
   Toyota Motor Corp. Sponsored ADR.......................  81,782    6,335,652
   Toyota Tsusho Corp.....................................  38,581      842,716
   Trend Micro, Inc.......................................  16,700      468,136
   Trend Micro, Inc. Sponsored ADR........................     777       21,756
   Tsumura & Co...........................................   9,000      287,807
  *Tsuruha Holdings, Inc..................................   2,200      166,761
  *Ube Industries, Ltd.................................... 181,000      413,398
   Unicharm Corp..........................................  18,300      990,121
   UNY Co., Ltd...........................................  44,100      313,821
   Ushio, Inc.............................................  17,100      180,424
   USS Co., Ltd...........................................   3,550      373,255
   Wacoal Corp............................................  27,000      303,773
   West Japan Railway Co..................................  22,500      982,299
   Yahoo Japan Corp.......................................   2,581      888,245
  #Yakult Honsha Co., Ltd.................................  17,200      801,295
 #*Yamada Denki Co., Ltd..................................  16,600      720,135
   Yamaguchi Financial Group, Inc.........................  48,000      397,699
   Yamaha Corp............................................  30,200      271,389
   Yamaha Motor Co., Ltd..................................  50,100      478,360
   Yamato Holdings Co., Ltd...............................  73,700    1,122,721
  #Yamato Kogyo Co., Ltd..................................   7,600      213,479
   Yamazaki Baking Co., Ltd...............................  24,000      288,453
   Yaskawa Electric Corp..................................  34,000      243,677
   Yokogawa Electric Corp.................................  27,000      307,347
   Yokohama Rubber Co., Ltd...............................  44,000      309,275
  #Zensho Co., Ltd........................................   6,000       72,974
   Zeon Corp..............................................  27,000      194,741
                                                                   ------------
TOTAL JAPAN...............................................          363,471,220
                                                                   ------------
NETHERLANDS -- (2.0%)
   Aegon NV............................................... 330,862    1,850,387
   Akzo Nobel NV..........................................  43,066    2,343,989
   Akzo Nobel NV Sponsored ADR............................   5,988      108,323
   ArcelorMittal NV....................................... 153,265    2,265,935
  #ArcelorMittal NV ADR...................................   5,700       84,189
   ASML Holding NV........................................  71,775    3,945,612
  *DE Master Blenders 1753 NV.............................  95,787    1,174,842
   Delta Lloyd NV.........................................  20,197      335,885
   Fugro NV...............................................  11,112      751,985
   Heineken NV............................................  41,178    2,541,196
  *ING Groep NV........................................... 324,556    2,887,927
  *ING Groep NV Sponsored ADR............................. 345,739    3,063,248
   Koninklijke Ahold NV................................... 176,072    2,242,186
   Koninklijke Ahold NV ADR...............................   8,320      106,080
   Koninklijke Boskalis Westminster NV....................  12,064      460,126
   Koninklijke DSM NV.....................................  29,569    1,520,546
   Koninklijke KPN NV..................................... 163,692    1,031,851
   Koninklijke Philips Electronics NV..................... 196,700    4,926,533
   Koninklijke Vopak NV...................................  12,727      886,052
   Randstad Holdings NV...................................  23,691      774,583
   Reed Elsevier NV.......................................  60,464      811,635
   Reed Elsevier NV ADR...................................  22,835      612,663

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
NETHERLANDS -- (Continued)
   Royal Imtech NV........................................  10,738 $   269,925
  *SBM Offshore NV........................................  28,410     371,909
   TNT Express NV.........................................  56,539     595,766
   Unilever NV............................................ 271,974   9,996,249
   Wolters Kluwer NV......................................  52,917   1,023,789
                                                                   -----------
TOTAL NETHERLANDS.........................................          46,983,411
                                                                   -----------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd.................... 191,277     421,930
   Chorus, Ltd............................................  55,215     153,383
   Contact Energy, Ltd....................................  67,744     308,482
   Fletcher Building, Ltd................................. 102,428     592,439
   Sky Network Television, Ltd............................  23,000     101,580
   SKYCITY Entertainment Group, Ltd.......................  28,225      90,023
   Telecom Corp. of New Zealand, Ltd...................... 276,078     545,773
   TrustPower, Ltd........................................   9,835      69,053
                                                                   -----------
TOTAL NEW ZEALAND.........................................           2,282,663
                                                                   -----------
NORWAY -- (0.9%)
   Aker ASA Series A......................................   4,790     169,132
   Aker Solutions ASA.....................................  24,377     480,383
  *Algeta ASA.............................................     364       9,790
 #*Archer, Ltd............................................  31,266      41,325
   Cermaq ASA.............................................   3,001      41,068
  *Det Norske Oljeselskap ASA.............................   9,362     144,228
   DNB ASA................................................ 183,897   2,299,009
  *DNO International ASA..................................  83,791     146,467
   Fred Olsen Energy ASA..................................   5,500     257,555
  *Gjensidige Forsikring ASA..............................  18,750     273,790
   Golar LNG, Ltd.........................................   6,906     274,105
   Kongsberg Gruppen ASA..................................   6,143     118,664
  *Marine Harvest ASA..................................... 602,481     472,718
   Norsk Hydro ASA........................................ 166,285     748,620
   Norsk Hydro ASA Sponsored ADR..........................  11,200      48,384
   Orkla ASA.............................................. 159,257   1,261,574
   Petroleum Geo-Services ASA.............................  38,970     673,383
   Prosafe ASA............................................  36,219     301,210
   Schibsted ASA..........................................  11,244     420,809
  #Seadrill, Ltd..........................................  58,566   2,373,110
   Statoil ASA............................................ 148,928   3,667,941
   Statoil ASA Sponsored ADR..............................  45,656   1,120,855
   Stolt-Nielsen, Ltd.....................................     900      16,500
  *Storebrand ASA.........................................  68,875     346,604
   Subsea 7 SA............................................  55,126   1,208,475
   Telenor ASA............................................ 119,933   2,358,857
   TGS Nopec Geophysical Co. ASA..........................  16,183     549,852
  *Veripos, Inc...........................................   5,513      15,929
   Yara International ASA.................................  33,916   1,598,424
                                                                   -----------
TOTAL NORWAY..............................................          21,438,761
                                                                   -----------
PORTUGAL -- (0.2%)
  *Banco Espirito Santo SA................................ 332,604     323,704
   Cimpor Cimentos de Portugal SA.........................  28,468     127,180
  *EDP Renovaveis SA......................................  35,708     170,079
   Energias de Portugal SA................................ 315,485     857,524
   Galp Energia SGPS SA...................................  42,884     686,479
   Jeronimo Martins SGPS SA...............................  35,510     621,637
   Portugal Telecom SA.................................... 103,660     521,284
  #Portugal Telecom SGPS SA Sponsored ADR.................  20,300     101,703
                                                                   -----------
TOTAL PORTUGAL............................................           3,409,590
                                                                   -----------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
SINGAPORE -- (1.4%)
   Asia Pacific Breweries, Ltd...........................    14,000 $   603,728
  *Biosensors International Group, Ltd...................   152,000     134,686
   CapitaLand, Ltd.......................................   497,750   1,325,582
   City Developments, Ltd................................    86,000     802,982
   ComfortDelGro Corp., Ltd..............................   247,000     341,567
 #*Cosco Corp Singapore, Ltd.............................   132,000      94,756
   DBS Group Holdings, Ltd...............................   329,452   3,741,399
   Fraser & Neave, Ltd...................................   175,292   1,313,309
  #Genting Singapore P.L.C...............................   982,000   1,066,729
   Golden Agri-Resources, Ltd............................ 1,383,000     706,348
   Great Eastern Holdings, Ltd...........................     5,000      65,965
   GuocoLand, Ltd........................................    69,000     122,359
   Hongkong Land Holdings, Ltd...........................   177,000   1,119,131
  *Indofood Agri Resources, Ltd..........................    84,000      86,432
  #Jardine Cycle & Carriage, Ltd.........................    17,339     697,631
   Keppel Corp., Ltd.....................................   232,600   2,023,730
   Keppel Land, Ltd......................................   141,000     390,570
   M1, Ltd...............................................    11,000      23,517
 #*Neptune Orient Lines, Ltd.............................   153,000     144,808
  *Noble Group, Ltd......................................   645,000     688,684
 #*Olam International, Ltd...............................   247,054     396,868
   Oversea-Chinese Banking Corp., Ltd....................   444,380   3,302,795
  #Overseas Union Enterprise, Ltd........................    44,000      95,399
   SATS, Ltd.............................................   120,736     275,281
   SembCorp Industries, Ltd..............................   162,320     720,386
  #SembCorp Marine, Ltd..................................   115,000     441,738
   SIA Engineering Co., Ltd..............................     3,000      10,321
   Singapore Airlines, Ltd...............................   103,400     896,124
   Singapore Exchange, Ltd...............................   131,000     719,999
   Singapore Land, Ltd...................................     4,000      22,468
   Singapore Post, Ltd...................................   115,000     107,409
   Singapore Press Holdings, Ltd.........................   251,000     829,926
  #Singapore Technologies Engineering, Ltd...............   245,000     705,128
   Singapore Telecommunications, Ltd..................... 1,276,650   3,362,715
   SMRT Corp., Ltd.......................................    59,000      83,828
   StarHub, Ltd..........................................   110,000     330,947
   United Industrial Corp., Ltd..........................    96,000     219,379
   United Overseas Bank, Ltd.............................   214,941   3,205,367
   UOL Group, Ltd........................................    86,000     397,924
   Venture Corp., Ltd....................................    48,000     300,440
  *Wilmar International, Ltd.............................   328,000     827,953
                                                                    -----------
TOTAL SINGAPORE..........................................            32,746,308
                                                                    -----------
SPAIN -- (2.2%)
  #Abertis Infraestructuras SA...........................    59,132     893,112
   Acciona SA............................................     5,473     336,403
 #*Acerinox SA...........................................    22,488     234,734
  #ACS, Actividades de Construccion y Servicios, SA......    25,527     545,525
   Amadeus IT Holding SA.................................    52,835   1,308,840
  #Banco Bilbao Vizcaya Argentaria SA....................   389,398   3,253,774
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR......   519,158   4,309,011
 #*Banco de Sabadell SA..................................   453,554   1,105,962
   Banco Espanol de Credito SA...........................     9,662      35,369
  #Banco Popular Espanol SA..............................   239,124     373,936
   Banco Santander SA....................................   764,081   5,752,897
  #Banco Santander SA Sponsored ADR......................   884,386   6,597,520
  #Bankinter SA..........................................    38,692     153,680
  #CaixaBank SA..........................................   170,433     647,274
   Distribuidora Internacional de Alimentacion SA........    95,502     578,563
   Ebro Foods SA.........................................    16,772     308,060
   Enagas SA.............................................    33,110     658,641

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
SPAIN -- (Continued)
   Ferrovial SA............................................  73,461 $ 1,039,488
  #Fomento de Construcciones y Contratas SA................   7,734     101,324
   Gas Natural SDG SA......................................  66,529   1,033,634
 #*Grifols SA..............................................  26,263     912,130
  #Iberdrola SA............................................ 676,708   3,504,625
  #Indra Sistemas SA.......................................  13,729     157,086
  #Industria de Diseno Textil SA...........................  37,598   4,800,943
  #Mapfre SA............................................... 159,603     442,742
  #Mediaset Espana Comunicacion SA.........................  31,341     168,686
   Obrascon Huarte Lain SA.................................     655      17,170
   Prosegur Cia de Seguridad SA............................  26,700     145,671
   Red Electrica Corporacion SA............................  20,682     970,390
   Repsol SA...............................................  45,058     902,992
   Repsol SA Sponsored ADR.................................  78,700   1,581,870
 #*Sacyr Vallehermoso SA...................................  31,149      62,062
   Telefonica SA........................................... 246,043   3,247,455
  #Telefonica SA Sponsored ADR............................. 397,685   5,225,581
  #Zardoya Otis SA.........................................  22,511     278,436
                                                                    -----------
TOTAL SPAIN................................................          51,685,586
                                                                    -----------
SWEDEN -- (2.5%)
   Alfa Laval AB...........................................  53,510     930,921
   Assa Abloy AB Series B..................................  56,140   1,870,345
   Atlas Copco AB Series A................................. 113,276   2,785,596
   Atlas Copco AB Series B.................................  67,672   1,483,927
   Boliden AB..............................................  69,604   1,219,720
   Electrolux AB Series B..................................  46,322   1,187,495
   Elekta AB Series B......................................  68,768     978,931
   Getinge AB Series B.....................................  34,491   1,061,363
   Hennes & Mauritz AB Series B............................ 171,455   5,813,437
   Hexagon AB Series B.....................................  49,033   1,132,725
   Husqvarna AB Series A...................................  12,600      73,067
   Husqvarna AB Series B...................................  95,705     555,916
  *Lundin Petroleum AB.....................................  36,534     876,596
   Meda AB Series A........................................  49,832     510,531
   Millicom International Cellular SA SDR..................  11,079     956,499
   Modern Times Group AB Series B..........................   2,276      69,428
   Nordea Bank AB.......................................... 491,773   4,470,047
   Ratos AB Series B.......................................  34,998     300,495
   Sandvik AB.............................................. 168,747   2,344,825
   Scania AB Series B......................................  52,060     993,339
  *Securitas AB Series B...................................  62,069     452,031
   Skandinaviska Enskilda Banken AB Series A............... 294,971   2,447,608
   Skanska AB Series B.....................................  74,934   1,173,845
   SKF AB Series B.........................................  66,842   1,508,475
  #SSAB AB Series A........................................  34,790     249,228
   SSAB AB Series B........................................  10,905      67,442
   Svenska Cellulosa AB Series A...........................   5,862     115,257
   Svenska Cellulosa AB Series B........................... 116,858   2,278,288
   Svenska Handelsbanken AB Series A.......................  92,094   3,160,408
  #Swedbank AB Series A.................................... 151,242   2,809,243
   Swedish Match AB........................................  30,700   1,046,711
   Tele2 AB Series B.......................................  54,772     914,301
   Telefonaktiebolaget LM Ericsson AB Series A.............  13,219     113,394
   Telefonaktiebolaget LM Ericsson AB Series B............. 505,323   4,476,696
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR........  46,000     408,940
   TeliaSonera AB.......................................... 377,078   2,478,999
   Trelleborg AB Series B..................................  17,781     193,756
   Volvo AB Series A.......................................  93,241   1,255,415
   Volvo AB Series B....................................... 231,284   3,120,997

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
SWEDEN -- (Continued)
   Volvo AB Sponsored ADR.................................  14,500 $    195,750
                                                                   ------------
TOTAL SWEDEN..............................................           58,081,987
                                                                   ------------
SWITZERLAND -- (6.8%)
  *ABB, Ltd............................................... 189,906    3,429,688
   ABB, Ltd. Sponsored ADR................................ 182,000    3,286,920
   Actelion, Ltd..........................................  19,646      948,263
   Adecco SA..............................................  23,822    1,155,187
  #Alpiq Holding AG.......................................     365       59,563
   Aryzta AG..............................................  21,192    1,058,700
   Baloise Holding AG.....................................  10,851      905,689
   Banque Cantonale Vaudoise AG...........................     538      285,298
   Barry Callebaut AG.....................................     342      326,634
  #Basler Kantonalbank AG.................................   1,000      108,813
  #Clariant AG............................................  50,743      543,761
   Compagnie Financiere Richemont SA Series A.............  88,607    5,750,421
   Credit Suisse Group AG................................. 155,724    3,621,418
   Credit Suisse Group AG Sponsored ADR...................  65,870    1,537,406
 #*Dufry AG...............................................   2,966      377,236
   EMS-Chemie Holding AG..................................   1,411      340,434
   Galenica Holding AG....................................     783      459,850
   Geberit AG.............................................   5,738    1,185,156
   Givaudan SA............................................   1,572    1,572,453
   Holcim, Ltd............................................  50,411    3,440,361
   Julius Baer Group, Ltd.................................  49,751    1,726,450
   Kuehne & Nagel International AG........................   8,611    1,007,342
   Lindt & Spruengli AG...................................      16      582,426
   Lonza Group AG.........................................   8,012      406,354
   Nestle SA.............................................. 548,594   34,829,262
   Novartis AG............................................ 262,271   15,815,092
  #Novartis AG ADR........................................ 147,100    8,893,666
   Partners Group Holding AG..............................   2,218      469,523
   PSP Swiss Property AG..................................   2,517      231,153
   Roche Holding AG Bearer................................   4,082      810,015
   Roche Holding AG Genusschein........................... 116,708   22,480,903
   Schindler Holding AG...................................   2,881      373,208
   SGS SA.................................................     882    1,869,770
   Sika AG................................................     378      787,685
   Sonova Holding AG......................................   9,165      922,884
   Sulzer AG..............................................   5,786      839,011
   Swatch Group AG........................................   5,769    2,387,945
   Swatch Group AG Registered Shares (The)................   7,914      575,629
   Swiss Life Holding AG..................................   6,076      767,321
   Swiss Re, Ltd..........................................  72,856    5,041,443
   Swisscom AG............................................   3,867    1,609,683
   Syngenta AG............................................   7,824    3,050,496
  #Syngenta AG ADR........................................  37,300    2,907,908
   UBS AG................................................. 640,816    9,614,543
   UBS AG ADR.............................................  33,538      503,741
   Zurich Insurance Group AG..............................  31,032    7,650,000
                                                                   ------------
TOTAL SWITZERLAND.........................................          156,546,704
                                                                   ------------
UNITED KINGDOM -- (18.5%)
   Aberdeen Asset Management P.L.C........................ 170,020      893,114
   Admiral Group P.L.C....................................  30,710      550,313
   Aggreko P.L.C..........................................  42,757    1,487,099
   Amec P.L.C.............................................  58,523    1,004,131
   Anglo American P.L.C................................... 247,137    7,615,400
   Antofagasta P.L.C......................................  67,507    1,373,381
   ARM Holdings P.L.C..................................... 157,970    1,702,226
   ARM Holdings P.L.C. Sponsored ADR......................  18,300      592,005

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
   Ashmore Group P.L.C...................................    41,357 $   238,076
   Associated British Foods P.L.C........................    74,044   1,657,009
   AstraZeneca P.L.C.....................................   135,231   6,271,356
  #AstraZeneca P.L.C. Sponsored ADR......................    80,200   3,721,280
   Aviva P.L.C...........................................   588,464   3,151,482
   Babcock International Group P.L.C.....................    75,422   1,192,236
   BAE Systems P.L.C.....................................   635,165   3,205,863
   Balfour Beatty P.L.C..................................    42,765     217,991
   Barclays P.L.C........................................   747,276   2,763,249
   Barclays P.L.C. Sponsored ADR.........................   365,409   5,408,053
   BG Group P.L.C........................................   510,495   9,478,376
  #BG Group P.L.C. Sponsored ADR.........................    62,500   1,162,500
   BHP Billiton P.L.C....................................   127,971   4,101,662
  #BHP Billiton P.L.C. ADR...............................   113,263   7,246,567
   BP P.L.C..............................................   589,796   4,212,122
   BP P.L.C. Sponsored ADR...............................   517,641  22,201,622
   British American Tobacco P.L.C........................   293,586  14,561,859
   British American Tobacco P.L.C. Sponsored ADR.........    19,052   1,893,007
   British Sky Broadcasting Group P.L.C..................   169,139   1,935,788
  #British Sky Broadcasting Group P.L.C. Sponsored ADR...       647      29,639
   BT Group P.L.C........................................   905,413   3,111,557
   BT Group P.L.C. Sponsored ADR.........................    36,202   1,244,625
   Bunzl P.L.C...........................................    61,814   1,023,920
   Burberry Group P.L.C..................................    63,841   1,204,561
  *Cairn Energy P.L.C....................................    99,844     452,555
   Capita P.L.C..........................................    92,418   1,079,837
   Carnival P.L.C........................................    33,012   1,314,960
  #Carnival P.L.C. ADR...................................    10,700     422,971
   Centrica P.L.C........................................   726,786   3,804,988
   Cobham P.L.C..........................................   148,789     517,283
   Compass Group P.L.C...................................   319,788   3,513,863
   Croda International P.L.C.............................    24,141     859,529
   Diageo P.L.C..........................................   172,769   4,939,249
   Diageo P.L.C. Sponsored ADR...........................    63,791   7,287,484
  *Essar Energy P.L.C....................................    36,918      81,813
   Eurasian Natural Resources Corp. P.L.C................    52,797     279,883
   Evraz P.L.C...........................................    51,040     194,748
   Experian P.L.C........................................   163,234   2,824,129
   Ferrexpo P.L.C........................................     3,692      12,467
   Fresnillo P.L.C.......................................    28,370     880,760
   G4S P.L.C.............................................   248,845   1,047,293
   GKN P.L.C.............................................   284,941     958,379
   GlaxoSmithKline P.L.C.................................   538,836  12,074,039
   GlaxoSmithKline P.L.C. Sponsored ADR..................   154,591   6,941,136
   Hargreaves Lansdown P.L.C.............................    36,360     433,931
   HSBC Holdings P.L.C................................... 1,623,467  16,006,352
  #HSBC Holdings P.L.C. Sponsored ADR....................   343,138  16,937,292
   ICAP P.L.C............................................   101,460     533,787
   IMI P.L.C.............................................    46,174     712,924
   Imperial Tobacco Group P.L.C..........................   132,008   4,992,505
   Imperial Tobacco Group P.L.C. ADR.....................    19,700   1,487,350
   Informa P.L.C.........................................   111,055     718,864
   Inmarsat P.L.C........................................    21,207     194,286
   InterContinental Hotels Group P.L.C...................    46,039   1,139,107
  *International Consolidated Airlines Group SA..........   262,815     685,141
   Intertek Group P.L.C..................................    28,651   1,305,985
   Invensys P.L.C........................................    40,766     150,315
   Investec P.L.C........................................   143,706     847,454
   ITV P.L.C.............................................   657,491     920,503
   John Wood Group P.L.C.................................    72,050     990,311
   Johnson Matthey P.L.C.................................    35,253   1,282,821

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
   Kazakhmys P.L.C......................................     39,377 $   451,785
   Kingfisher P.L.C.....................................    483,986   2,266,046
   Legal & General Group P.L.C..........................  1,215,668   2,635,252
  *Lloyds Banking Group P.L.C...........................  5,597,449   3,685,965
  *Lloyds Banking Group P.L.C. Sponsored ADR............    537,897   1,409,290
   London Stock Exchange Group P.L.C....................     31,436     496,021
  #Lonmin P.L.C.........................................     14,877     123,449
   Man Group P.L.C......................................    323,056     410,532
   Marks & Spencer Group P.L.C..........................    300,215   1,910,765
   Meggitt P.L.C........................................    154,251     962,080
   Melrose P.L.C........................................      7,538      29,363
   Mondi P.L.C..........................................     85,925     947,194
   National Grid P.L.C..................................    282,501   3,221,823
   National Grid P.L.C. Sponsored ADR...................     48,919   2,788,872
   Next P.L.C...........................................     31,155   1,795,983
   Old Mutual P.L.C.....................................  1,003,152   2,792,252
   Pearson P.L.C........................................    111,757   2,247,110
   Pearson P.L.C. Sponsored ADR.........................     43,147     867,255
   Pennon Group P.L.C...................................     63,747     738,436
   Petrofac, Ltd........................................     43,350   1,125,465
   Prudential P.L.C.....................................    363,475   4,991,858
   Prudential P.L.C. ADR................................     62,200   1,709,256
   Randgold Resources, Ltd..............................     14,107   1,686,329
   Reckitt Benckiser Group P.L.C........................    109,057   6,607,184
   Reed Elsevier P.L.C..................................    119,988   1,175,331
  #Reed Elsevier P.L.C. ADR.............................     20,755     810,898
   Resolution, Ltd......................................    341,747   1,204,885
   Rexam P.L.C..........................................    192,669   1,391,196
   Rio Tinto P.L.C......................................    150,148   7,500,915
  #Rio Tinto P.L.C. Sponsored ADR.......................     94,175   4,706,866
  *Rolls-Royce Holdings P.L.C...........................    315,049   4,353,817
  *Rolls-Royce Holdings P.L.C. Series C................. 23,943,724      38,639
  *Royal Bank of Scotland Group P.L.C...................    390,043   1,741,592
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR....     13,427     120,037
   Royal Dutch Shell P.L.C. ADR.........................    425,120  30,026,226
   Royal Dutch Shell P.L.C. Series A (B03MLX2)..........      3,127     107,297
   Royal Dutch Shell P.L.C. Series A (B09CBL4)..........     43,726   1,498,976
   Royal Dutch Shell P.L.C. Series B....................    306,534  10,842,936
   RSA Insurance Group P.L.C............................    788,249   1,430,798
   SABmiller P.L.C......................................    162,396   6,969,775
   Sage Group P.L.C.....................................    274,667   1,379,535
   Sainsbury (J.) P.L.C.................................    250,137   1,434,201
   Schroders P.L.C......................................     18,739     462,391
   Schroders P.L.C. Non-Voting..........................      9,996     199,603
   Serco Group P.L.C....................................     85,226     780,136
   Severn Trent P.L.C...................................     37,231     965,601
   Shire P.L.C..........................................     40,423   1,136,686
   Shire P.L.C. ADR.....................................     18,687   1,576,996
   Smith & Nephew P.L.C.................................    125,916   1,331,592
  #Smith & Nephew P.L.C. Sponsored ADR..................      7,000     370,790
   Smiths Group P.L.C...................................     70,211   1,199,687
   SSE P.L.C............................................    170,775   3,994,326
   Standard Chartered P.L.C.............................    452,395  10,711,236
   Standard Life P.L.C..................................    475,548   2,245,469
   Tate & Lyle P.L.C....................................     82,806     970,573
   Tesco P.L.C..........................................  1,441,004   7,456,436
  *Travis Perkins P.L.C.................................     20,957     366,224
   TUI Travel P.L.C.....................................     16,710      67,798
   Tullow Oil P.L.C.....................................    145,530   3,306,290
   Unilever P.L.C.......................................     90,185   3,364,213
   Unilever P.L.C. Sponsored ADR........................    127,465   4,753,170

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
UNITED KINGDOM -- (Continued)
   United Utilities Group P.L.C.....................      95,259 $    1,041,506
   United Utilities Group P.L.C. ADR................       5,177        111,823
  #Vedanta Resources P.L.C..........................      26,516        487,210
   Vodafone Group P.L.C.............................   2,870,219      7,794,527
   Vodafone Group P.L.C. Sponsored ADR..............     680,782     18,530,886
   Weir Group P.L.C. (The)..........................      39,918      1,124,957
   Whitbread P.L.C..................................      34,365      1,305,985
   William Morrison Supermarkets P.L.C..............     452,618      1,959,739
   Wolseley P.L.C...................................      52,183      2,287,582
   Wolseley P.L.C. ADR..............................      19,300         83,955
   WPP P.L.C........................................     193,811      2,505,081
   WPP P.L.C. Sponsored ADR.........................      15,840      1,023,898
   Xstrata P.L.C....................................     353,374      5,597,975
                                                                 --------------
TOTAL UNITED KINGDOM................................                427,026,189
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,041,948,767
                                                                 --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)
   Porsche Automobil Holding SE.....................      19,267      1,284,218
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Yancoal Australia, Ltd. Contigent Value Rights...       5,995         14,929
                                                                 --------------
FRANCE -- (0.0%)
  *GDF Suez SA STRIP VVPR...........................      11,445             15
                                                                 --------------
HONG KONG -- (0.0%)
  *Esprit Holdings, Ltd. Rights 11/19/12............     115,140         30,902
                                                                 --------------
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Tradeable
    Coupons.........................................          59              7
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                     45,853
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund..................  23,336,214    270,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,348,839) to be repurchased at $1,322,404.... $     1,322      1,322,391
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                271,322,391
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,152,738,602)............................             $2,314,601,229
                                                                 ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares     Value++
                                                          --------- -----------
COMMON STOCKS -- (89.3%)
AUSTRALIA -- (6.2%)
  *ABM Resources NL......................................     3,774 $       203
 #*Acer Energy, Ltd......................................    76,673      22,779
   Acrux, Ltd............................................    99,878     335,558
   Adelaide Brighton, Ltd................................   612,451   2,013,327
   Aditya Birla Minerals, Ltd............................   166,629      79,371
  *AED Oil, Ltd..........................................   237,059          --
  #AGL Energy, Ltd.......................................   125,540   1,893,253
  *Ainsworth Game Technology, Ltd........................    17,120      42,287
  *AJ Lucas Group, Ltd...................................    37,498      31,105
  *Alcyone Resources, Ltd................................   103,559       5,263
  *Alkane Resources, Ltd.................................   157,833     138,829
 #*ALS, Ltd..............................................   143,335   1,375,956
  #Alumina, Ltd.......................................... 1,602,532   1,599,690
  #Alumina, Ltd. Sponsored ADR...........................   468,068   1,834,827
  *Amadeus Energy, Ltd...................................   234,309      47,472
   Amalgamated Holdings, Ltd.............................   124,979     881,810
   Amcom Telecommunications, Ltd.........................   182,333     241,916
   Amcor, Ltd............................................   668,296   5,474,914
   Amcor, Ltd. Sponsored ADR.............................    30,507   1,000,630
   AMP, Ltd.............................................. 1,858,548   8,842,545
   Ansell, Ltd...........................................   118,397   1,918,374
  *Antares Energy, Ltd...................................   189,154     101,874
   APA Group, Ltd........................................   321,468   1,720,675
  #APN News & Media, Ltd.................................   602,191     230,796
 #*Aquarius Platinum, Ltd................................   299,539     177,725
 #*Aquila Resources, Ltd.................................    60,382     168,079
   ARB Corp., Ltd........................................    40,854     435,329
   Aristocrat Leisure, Ltd...............................   258,860     756,629
   Arrium, Ltd........................................... 2,033,655   1,651,794
   Asciano Group, Ltd....................................   864,993   4,094,029
  #ASG Group, Ltd. (6207214).............................   122,020      79,693
  *ASG Group, Ltd. (B844JF1).............................     1,600       1,046
  #ASX, Ltd..............................................   117,276   3,610,969
  *Atlantic, Ltd.........................................    34,067      10,618
  *Atlas Iron, Ltd.......................................   877,603   1,393,690
 #*Aurora Oil & Gas, Ltd.................................   180,343     729,874
   Ausdrill, Ltd.........................................   442,479   1,305,757
   Ausenco, Ltd..........................................   142,695     466,936
  *Austal, Ltd...........................................   103,566     131,653
   Austbrokers Holdings, Ltd.............................    27,686     224,143
   Austin Engineering, Ltd...............................    24,048     107,960
  #Australia & New Zealand Banking Group, Ltd............   811,349  21,404,514
  *Australian Agricultural Co., Ltd......................   270,807     365,221
   Australian Infrastructure Fund........................   602,974   1,859,577
   Australian Pharmaceutical Industries, Ltd.............   476,014     232,247
  #Automotive Holdings Group, Ltd........................   231,412     765,694
   AVJennings, Ltd.......................................   143,047      48,325
   AWE, Ltd..............................................   837,583   1,153,905
   Bank of Queensland, Ltd...............................   413,209   3,244,890
  *Bannerman Resources, Ltd..............................   166,691      14,505
 #*Bathurst Resources, Ltd...............................   329,575     148,320
  #BC Iron, Ltd..........................................    19,399      55,765
  #Beach Energy, Ltd..................................... 1,948,551   2,782,984
  #Bendigo & Adelaide Bank, Ltd..........................   640,698   5,366,268
  #BHP Billiton, Ltd. Sponsored ADR......................   195,277  13,813,895
  #Billabong International, Ltd..........................   524,825     480,697
  *Bionomics, Ltd........................................    19,472       6,370
 #*Biota Holdings, Ltd...................................   244,448     150,982

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
AUSTRALIA -- (Continued)
  *Bisalloy Steel Group, Ltd.............................     8,498 $    11,998
  #Blackmores, Ltd.......................................     3,805     117,231
 #*Blackthorn Resources, Ltd.............................    34,385      43,233
  *BlueScope Steel, Ltd.................................. 3,661,917   1,800,543
   Boart Longyear, Ltd...................................   720,306   1,087,844
  *Boom Logistics, Ltd...................................   320,214     102,947
   Boral, Ltd............................................ 1,158,487   4,314,871
  #Bradken, Ltd..........................................   256,153   1,311,190
   Brambles, Ltd.........................................   227,008   1,709,316
  *Bravura Solutions, Ltd................................    48,054      11,454
  #Breville Group, Ltd...................................    60,870     377,886
   Brickworks, Ltd.......................................    39,244     453,195
  #BT Investment Management, Ltd.........................    29,872      68,843
  *Buccaneer Energy, Ltd.................................    98,722       6,147
  *Buru Energy, Ltd. (B3CCKH1)...........................    58,032     166,883
  *Buru Energy, Ltd. (B83VSV2)...........................     3,505      10,115
  #Cabcharge Australia, Ltd..............................   138,822     851,718
   Caltex Australia, Ltd.................................   159,035   2,810,123
  #Cardno, Ltd...........................................   148,425   1,237,376
 #*Carnarvon Petroleum, Ltd..............................   775,879      65,046
  #carsales.com, Ltd.....................................    93,300     722,036
  #Cash Converters International, Ltd....................   314,772     289,050
  *Centrebet International, Ltd. Claim Units.............    22,005          --
 #*Ceramic Fuel Cells, Ltd...............................   215,128      17,624
 #*CGA Mining, Ltd.......................................     9,637      28,498
   Challenger, Ltd.......................................   491,725   1,646,299
  *ChemGenex Pharmaceuticals, Ltd........................     6,842          --
  *Citigold Corp., Ltd...................................   806,483      46,940
   Clarius Group, Ltd....................................    29,108      11,770
  *Clinuvel Pharmaceuticals, Ltd.........................    13,426      22,521
   Clough, Ltd...........................................   223,920     181,112
  *Coal of Africa, Ltd...................................   400,214      88,954
   Coca-Cola Amatil, Ltd.................................    94,211   1,314,417
   Cochlear, Ltd.........................................    19,352   1,429,186
  *Cockatoo Coal, Ltd....................................   973,718     166,256
   Codan, Ltd............................................     4,156       9,268
  *Coffey International, Ltd.............................   136,278      52,898
  #Commonwealth Bank of Australia NL.....................   291,226  17,440,319
  *Compass Resources, Ltd................................    18,720          --
  #Computershare, Ltd....................................    98,154     883,948
   Consolidated Media Holdings, Ltd......................   108,971     387,756
  *Continental Coal, Ltd.................................   218,913      12,474
   Coventry Group, Ltd...................................    13,156      40,676
   Credit Corp. Group, Ltd...............................    45,692     333,164
   Crown, Ltd............................................   254,541   2,565,503
  #CSG, Ltd..............................................    86,778      43,636
  #CSL, Ltd..............................................    71,853   3,543,859
  #CSR, Ltd..............................................   783,618   1,422,663
 #*Cudeco, Ltd...........................................   153,294     743,126
  *Cue Energy Resources, Ltd.............................   287,579      40,197
   Data#3, Ltd...........................................    31,620      37,739
  #David Jones, Ltd......................................   773,046   2,139,565
  #Decmil Group, Ltd.....................................   161,286     432,908
  *Deep Yellow, Ltd......................................   403,728      31,793
   Devine, Ltd...........................................   109,847      83,354
   Domino's Pizza Enterprises, Ltd.......................     4,917      48,134
  *Downer EDI, Ltd.......................................   674,913   2,512,298
  *Dragon Mining, Ltd....................................    13,081      10,496
 #*Drillsearch Energy, Ltd...............................   286,019     448,979
   DUET Group............................................   799,394   1,732,405
   DuluxGroup, Ltd.......................................   143,664     527,325

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   DWS, Ltd...............................................    57,318 $   90,070
   Echo Entertainment Group, Ltd.......................... 1,136,161  4,129,282
 #*Elders, Ltd............................................   974,226    166,725
   Emeco Holdings, Ltd....................................   995,324    716,797
  *Energy Resources of Australia, Ltd.....................   175,015    255,792
 #*Energy World Corp., Ltd................................ 1,018,981    384,766
  *Enero Group, Ltd.......................................    58,826     24,486
   Envestra, Ltd..........................................   756,901    710,373
   Equity Trustees, Ltd...................................     1,198     17,404
  *eServGlobal, Ltd.......................................    76,359     15,731
  #Euroz, Ltd.............................................    64,770     69,301
  *Evolution Mining, Ltd..................................   291,718    606,272
  #Fairfax Media, Ltd..................................... 2,954,734  1,209,703
   Fantastic Holdings, Ltd................................       975      2,883
 #*FAR, Ltd............................................... 1,608,630     54,948
   Finbar Group, Ltd......................................     2,330      2,866
  #FKP Property Group, Ltd................................ 2,071,303    474,503
  #Fleetwood Corp., Ltd...................................    60,422    645,516
  #Flight Centre, Ltd.....................................    50,380  1,389,971
  *Flinders Mines, Ltd....................................   514,386     45,841
  *Focus Minerals, Ltd.................................... 5,795,439    216,427
  #Forge Group, Ltd.......................................    54,960    227,084
  #Fortescue Metals Group, Ltd............................   182,898    770,669
  *Funtastic, Ltd.........................................    54,775     11,627
   G8 Education, Ltd......................................     4,668      6,703
  *Geodynamics, Ltd.......................................    62,596      8,427
  *Goodman Fielder, Ltd................................... 2,998,028  1,816,167
   GrainCorp, Ltd. Class A................................   316,385  4,017,830
  #Grange Resources, Ltd..................................   460,396    119,071
 #*Great Southern, Ltd....................................   123,895         --
 #*Gryphon Minerals, Ltd..................................   291,109    235,541
  #GUD Holdings, Ltd......................................   115,135  1,002,180
  *Gujarat NRE Coking Coal, Ltd...........................    46,225      7,663
 #*Gunns, Ltd............................................. 1,359,648         --
  #GWA Group, Ltd.........................................   329,580    596,954
  #Harvey Norman Holdings, Ltd............................   875,711  1,729,793
  *Hastie Group, Ltd......................................    23,144         --
   HFA Holdings, Ltd......................................   133,879    106,944
  *Highlands Pacific, Ltd.................................   114,695     16,628
  #Hills Holdings, Ltd....................................   255,144    201,298
 #*Horizon Oil, Ltd....................................... 1,261,271    508,797
  *Icon Energy, Ltd.......................................   357,233     96,206
  #iiNet, Ltd.............................................   180,585    779,309
  #Iluka Resources, Ltd...................................   143,691  1,473,884
   Imdex, Ltd.............................................   232,315    322,094
   IMF Australia, Ltd.....................................    66,357    102,170
   Incitec Pivot, Ltd..................................... 1,520,630  4,980,528
  #Independence Group NL..................................   242,185  1,000,722
  *Indophil Resources NL..................................   246,594     71,634
  #Industrea, Ltd.........................................   433,532    566,993
 #*Infigen Energy, Ltd....................................   693,403    172,430
   Infomedia, Ltd.........................................    80,383     30,037
   Insurance Australia Group, Ltd......................... 1,664,805  7,916,617
 #*Integra Mining, Ltd.................................... 1,075,641    606,074
   Integrated Research, Ltd...............................    22,833     28,319
  #Invocare, Ltd..........................................    64,309    587,632
   IOOF Holdings, Ltd.....................................   262,463  1,717,399
  #Iress, Ltd.............................................    51,253    407,119
  #James Hardie Industries P.L.C..........................   197,900  1,893,053
  #James Hardie Industries P.L.C. Sponsored ADR...........     8,092    389,144
  #JB Hi-Fi, Ltd..........................................    60,692    645,178

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
AUSTRALIA -- (Continued)
  *Kagara, Ltd...........................................   743,096 $    92,565
  *Kangaroo Resources, Ltd...............................   157,028       6,858
  *Kasbah Resources, Ltd.................................    64,502      10,692
  #Kingsgate Consolidated, Ltd...........................   178,605   1,024,412
   Kingsrose Mining, Ltd.................................    71,175      72,278
  *Lednium, Ltd..........................................    21,998       1,827
   Leighton Holdings, Ltd................................    41,067     762,007
   Lend Lease Group NL...................................   487,721   4,378,657
  *Linc Energy, Ltd......................................   344,352     195,946
   Lycopodium, Ltd.......................................     6,626      42,139
  #M2 Telecommunications Group, Ltd......................    69,051     274,023
   Macmahon Holdings, Ltd................................ 1,040,360     344,118
 #*Macquarie Atlas Roads Group NL........................   178,988     287,004
   Macquarie Group, Ltd..................................   309,802  10,233,302
  *Marion Energy, Ltd....................................   119,950         747
   Matrix Composites & Engineering, Ltd..................    24,634      42,366
   MaxiTRANS Industries, Ltd.............................    98,645      99,226
   McMillan Shakespeare, Ltd.............................    30,386     406,656
   McPherson's, Ltd......................................    56,824     109,145
   Medusa Mining, Ltd....................................    88,836     565,870
   Melbourne IT, Ltd.....................................    87,065     160,863
  #Mermaid Marine Australia, Ltd.........................   233,044     783,238
 #*Mesoblast, Ltd........................................    33,946     203,585
  *Metals X, Ltd.........................................   522,805      67,719
  #Metcash, Ltd..........................................   613,192   2,329,251
  *Metgasco, Ltd.........................................    44,631       9,707
  *MetroCoal, Ltd........................................     7,570       1,723
 #*MHM Metals, Ltd.......................................    39,181      10,575
   Miclyn Express Offshore, Ltd..........................    25,424      58,554
  #Mincor Resources NL...................................   258,970     320,938
  *Mineral Deposits, Ltd.................................    99,202     502,347
   Mineral Resources, Ltd................................   116,030   1,042,800
 #*Mirabela Nickel, Ltd..................................   683,591     318,187
  *Molopo Energy, Ltd....................................    57,352      32,703
  *Moly Mines, Ltd.......................................    71,284       9,628
  #Monadelphous Group, Ltd...............................    27,245     595,705
  #Mortgage Choice, Ltd..................................    83,356     149,723
   Mount Gibson Iron, Ltd................................   729,042     531,899
   Murchison Metals, Ltd.................................   658,162      30,031
  #Myer Holdings, Ltd....................................   970,879   1,967,869
  *Nanosonics, Ltd.......................................    11,184       6,100
  #National Australia Bank, Ltd..........................   935,297  24,995,703
  *Navigator Resources, Ltd..............................   295,731         307
   Navitas, Ltd..........................................   116,724     498,621
  *Neon Energy, Ltd......................................    12,820       3,527
  *Neptune Marine Services, Ltd..........................   361,784      11,631
  #New Hope Corp., Ltd...................................   332,992   1,513,385
   Newcrest Mining, Ltd..................................   280,052   7,723,858
  *Nexus Energy, Ltd..................................... 1,610,590     200,143
   NIB Holdings, Ltd.....................................   543,089   1,021,336
 #*Nido Petroleum, Ltd................................... 1,055,002      39,245
   Norfolk Group, Ltd....................................    80,631      54,372
 #*Northern Iron, Ltd....................................    51,752      32,477
  *Northern Star Resources, Ltd..........................   218,169     290,849
   NRW Holdings, Ltd.....................................   206,519     438,037
   Nufarm, Ltd...........................................   256,877   1,531,382
   Oakton, Ltd...........................................    46,008      59,653
   Oil Search, Ltd.......................................   347,867   2,680,610
  *OM Holdings, Ltd......................................    26,600       7,326
  *OPUS Group, Ltd.......................................    13,660       6,630
   Orica, Ltd............................................   111,791   2,912,037

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
AUSTRALIA -- (Continued)
   Origin Energy, Ltd....................................   970,818 $11,427,678
  #OrotonGroup, Ltd......................................     6,048      40,785
 #*Otto Energy, Ltd......................................   168,000      15,158
   OZ Minerals, Ltd......................................   469,651   3,985,018
   Pacific Brands, Ltd................................... 1,386,628     891,861
 #*Paladin Energy, Ltd................................... 1,268,398   1,487,739
   PanAust, Ltd..........................................   516,619   1,781,008
   Panoramic Resources, Ltd..............................   254,665     164,574
  *PaperlinX, Ltd........................................   745,156      40,203
   Patties Foods, Ltd....................................     5,122       8,768
 #*Peet, Ltd.............................................   160,385     154,826
 #*Perilya, Ltd..........................................   285,584      91,642
  #Perpetual Trustees Australia, Ltd.....................    37,577   1,087,232
  *Petsec Energy, Ltd....................................    48,701       8,582
  *Pharmaxis, Ltd........................................   189,941     254,568
  #Platinum Asset Mangement, Ltd.........................    69,002     260,085
 #*Platinum Australia, Ltd...............................   400,751      27,872
  *Pluton Resources, Ltd.................................   121,600      23,359
   PMP, Ltd..............................................   379,844      78,737
   Premier Investments, Ltd..............................    76,037     486,174
   Primary Health Care, Ltd..............................   671,521   2,708,622
  *Prime Aet&D Holdings No.1, Ltd........................        26          --
   Prime Media Group, Ltd................................    87,075      71,311
  *PrimeAg, Ltd..........................................    26,025      31,046
   Programmed Maintenance Service, Ltd...................   138,350     296,715
  *Qantas Airways, Ltd................................... 1,743,699   2,403,990
  #QBE Insurance Group, Ltd..............................   529,850   7,238,824
   QR National, Ltd......................................   372,196   1,443,756
  *Ramelius Resources, Ltd...............................   400,885     183,623
   Ramsay Health Care, Ltd...............................    61,018   1,504,777
   RCR Tomlinson, Ltd....................................    85,317     162,376
   REA Group, Ltd........................................    24,360     436,007
  #Reckon, Ltd...........................................    26,821      68,706
 #*Red Fork Energy, Ltd..................................   325,150     232,207
   Redflex Holdings, Ltd.................................    49,622      78,709
   Reece Australia, Ltd..................................    10,902     229,274
  *Reed Resources, Ltd...................................   171,581      32,070
  #Regional Express Holdings, Ltd........................    17,416      21,672
  *Regis Resources, Ltd..................................   110,695     617,211
  #Reject Shop, Ltd. (The)...............................    13,602     200,384
  *Resolute Mining, Ltd..................................   899,906   1,796,244
  *Resource & Investment NL..............................    81,566      16,889
  *Resource Generation, Ltd..............................    41,318      17,158
   Retail Food Group, Ltd................................    54,659     180,445
  *Rialto Energy, Ltd....................................    62,973       7,827
  #Ridley Corp., Ltd.....................................   390,725     466,651
  #Rio Tinto, Ltd........................................   143,746   8,474,683
  *RiverCity Motorway Group, Ltd.........................   133,238          --
  *Roc Oil Co., Ltd...................................... 1,385,246     616,572
  #SAI Global, Ltd.......................................   192,288     809,293
 #*Salinas Energy, Ltd...................................   359,089      98,707
  #Salmat, Ltd...........................................    68,805     184,213
 #*Samson Oil & Gas, Ltd.................................   456,014      16,197
 #*Samson Oil & Gas, Ltd. Sponsored ADR..................    64,300      46,110
   Santos, Ltd...........................................   864,272  10,304,912
  *Saracen Mineral Holdings, Ltd.........................   521,507     272,197
   Sedgman, Ltd..........................................    85,757      87,970
  #Seek, Ltd.............................................    94,745     656,142
   Select Harvests, Ltd..................................    19,859      24,098
  *Senex Energy, Ltd.....................................   494,749     379,456
   Servcorp, Ltd.........................................    31,948     103,492

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
AUSTRALIA -- (Continued)
   Service Stream, Ltd...................................   191,438 $    76,457
  #Seven Group Holdings, Ltd.............................   192,011   1,374,980
  #Seven West Media, Ltd.................................   115,250     145,298
   Sigma Pharmaceuticals, Ltd............................ 1,760,600   1,231,763
  *Silex System, Ltd.....................................    70,513     254,412
 #*Silver Lake Resources, Ltd............................   112,144     411,021
  #Sims Metal Management, Ltd............................   245,430   2,399,932
   Sims Metal Management, Ltd. Sponsored ADR.............     3,500      34,195
  *Sino Strategic International, Ltd.....................     9,056          --
 #*Sirtex Medical, Ltd...................................    10,536     120,226
  #Skilled Group, Ltd....................................   267,118     736,460
   Slater & Gordon, Ltd..................................     9,519      19,553
   SMS Management & Technology, Ltd......................    51,700     266,997
   Sonic Healthcare, Ltd.................................   231,205   3,117,802
  #Southern Cross Media Group, Ltd.......................   808,713     871,982
   SP Ausnet, Ltd........................................   603,527     663,982
   Spark Infrastructure Group, Ltd....................... 1,068,817   1,874,241
 #*Specialty Fashion Group, Ltd..........................    29,122      18,137
 #*St. Barbara, Ltd......................................   708,810   1,400,004
 #*Starpharma Holdings, Ltd..............................    96,088     162,035
  *Straits Resources, Ltd................................   233,593      23,463
   Structural Systems, Ltd...............................    27,729      18,119
   STW Communications Group, Ltd.........................   354,120     370,962
  *Sun Resources NL......................................    45,156       3,368
   Suncorp Group, Ltd.................................... 1,146,158  11,164,254
  *Sundance Energy Australia, Ltd........................   197,442     162,439
  *Sundance Resources, Ltd...............................   185,887      68,401
  *Sunland Group, Ltd....................................   144,886     155,851
   Super Retail Group, Ltd...............................   154,786   1,446,016
   Swick Mining Services, Ltd............................   101,218      32,573
   Sydney Airport, Ltd...................................   108,242     380,720
   TABCORP Holdings, Ltd.................................   921,842   2,714,746
 #*Tanami Gold NL........................................    99,903      75,780
 #*Tap Oil, Ltd..........................................   383,218     280,070
   Tassal Group, Ltd.....................................   107,949     162,220
   Tatts Group, Ltd...................................... 2,037,455   5,917,452
   Technology One, Ltd...................................    79,299     114,667
   Telstra Corp., Ltd....................................   281,830   1,211,170
   Telstra Corp., Ltd. ADR...............................    36,500     779,275
   Ten Network Holdings, Ltd............................. 1,506,987     438,149
 #*Texon Petroleum, Ltd..................................    72,571      28,931
   TFS Corp., Ltd........................................   173,051      69,083
   Thorn Group, Ltd......................................    53,274     109,167
  *Tiger Resources, Ltd..................................    77,809      24,945
   Toll Holdings, Ltd.................................... 1,052,954   4,850,793
  *Toro Energy, Ltd......................................    33,302       4,493
  *Tox Free Solutions, Ltd...............................   112,199     329,240
  #TPG Telecom, Ltd......................................   428,098   1,059,587
   Transfield Services, Ltd..............................   755,518   1,244,428
  *Transpacific Industries Group, Ltd.................... 1,316,438   1,042,739
   Transurban Group, Ltd.................................   276,246   1,743,553
   Treasury Wine Estates, Ltd............................   600,177   3,075,136
   Troy Resources, Ltd...................................    81,003     372,383
   Trust Co., Ltd. (The).................................    23,082     111,490
 #*UGL, Ltd..............................................   213,780   2,368,745
  *Unity Mining, Ltd.....................................   255,688      36,164
   UXC, Ltd..............................................   255,131     232,636
   Village Roadshow, Ltd.................................   112,631     437,207
  *Virgin Australia Holdings, Ltd. (B43DQC7)............. 3,195,173   1,622,499
  *Virgin Australia Holdings, Ltd. (B7L5734)............. 3,195,173      16,584
   Warrnambool Cheese & Butter Factory Co. Holding, Ltd..    11,897      46,213

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
AUSTRALIA -- (Continued)
   Washington H. Soul Pattinson & Co., Ltd................ 167,530 $  2,347,211
   Watpac, Ltd............................................ 137,522       85,570
   WDS, Ltd...............................................  74,726       49,611
  #Webjet, Ltd............................................  37,950      157,523
   Webster, Ltd...........................................  17,208       10,681
  #Wesfarmers, Ltd........................................ 461,899   16,651,241
  #Western Areas NL....................................... 121,658      552,131
   Westpac Banking Corp................................... 659,750   17,442,513
  #Westpac Banking Corp. Sponsored ADR....................  52,460    6,926,818
 #*White Energy Co., Ltd..................................   2,379          862
   Whitehaven Coal, Ltd................................... 157,731      499,388
   WHK Group, Ltd......................................... 240,888      263,815
  #Wide Bay Australia, Ltd................................  22,583      154,785
 #*Windimurra Vanadium, Ltd...............................  62,376           --
   Woodside Petroleum, Ltd................................  82,860    2,954,489
  #Woolworths, Ltd........................................  78,113    2,382,607
   WorleyParsons, Ltd.....................................  28,811      736,754
  #Wotif.com Holdings, Ltd................................  51,871      249,779
  *Yancoal Australia, Ltd................................. 120,074      126,772
                                                                   ------------
TOTAL AUSTRALIA...........................................          449,578,472
                                                                   ------------
AUSTRIA -- (0.5%)
   Agrana Beteiligungs AG.................................   3,273      394,220
   Andritz AG.............................................  26,662    1,606,607
  *A-TEC Industries AG....................................  19,046           --
   Atrium European Real Estate, Ltd....................... 113,926      646,047
   Austria Technologie & Systemtechnik AG.................   8,499       74,743
   BWT AG.................................................   4,147       85,750
   CA Immobilien Anlagen AG...............................  47,864      593,506
  *Erste Group Bank AG.................................... 176,799    4,456,672
  #EVN AG.................................................  24,491      346,432
   Flughafen Wien AG......................................  11,270      511,061
   Frauenthal Holding AG..................................      70          833
 #*Immofinanz AG.......................................... 581,128    2,246,380
 #*Intercell AG...........................................  29,444       72,485
   Kapsch TrafficCom AG...................................   1,732      101,121
  #Lenzing AG.............................................   6,137      546,289
   Mayr-Melnhof Karton AG.................................   5,544      548,012
   Oberbank AG............................................   2,295      142,174
  #Oesterreichischen Post AG..............................  24,206      932,840
   OMV AG................................................. 136,604    4,999,037
   Palfinger AG...........................................   5,059      101,712
  *Polytec Holding AG.....................................   7,638       54,514
  #Raiffeisen Bank International AG.......................  69,603    2,787,986
   RHI AG.................................................  14,518      410,835
   Rosenbauer International AG............................   1,503       78,701
   S IMMO AG..............................................  23,268      148,567
  *S&T System Integration & Technology Distribution AG....     164          634
   Schoeller-Bleckmann Oilfield Equipment AG..............   7,705      743,404
   Semperit Holding AG....................................   5,319      224,173
   Strabag SE.............................................  39,798    1,000,529
   Telekom Austria AG.....................................  83,204      524,167
   Telekom Austria AG ADR.................................   4,200       54,726
  *Uniqa Versicherungen AG................................  47,685      551,112
  #Verbund AG.............................................  14,787      344,796
   Vienna Insurance Group AG Wiener Versicherung Gruppe...  40,301    1,731,675
   Voestalpine AG......................................... 121,939    3,839,606
   Wienerberger AG........................................ 160,763    1,153,226
   Wolford AG.............................................   1,281       41,486
   Zumtobel AG............................................  27,628      295,544
                                                                   ------------
TOTAL AUSTRIA.............................................           32,391,602
                                                                   ------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
BELGIUM -- (0.9%)
 #*Ablynx NV...............................................   7,524 $    50,769
   Ackermans & van Haaren NV...............................  33,083   2,693,563
   Ageas NV................................................ 358,053   9,128,553
  *Agfa-Gevaert NV......................................... 245,838     401,708
   Anheuser-Busch InBev NV.................................  80,499   6,732,187
   Anheuser-Busch InBev NV Sponsored ADR...................  87,951   7,370,294
   Arseus NV...............................................  31,414     588,028
   Banque Nationale de Belgique............................     247     786,971
   Barco NV................................................  18,231   1,254,122
  #Bekaert NV..............................................  40,932   1,117,703
   Belgacom SA.............................................  41,300   1,207,446
   Colruyt SA..............................................  11,475     524,613
   Compagnie d'Entreprises SA..............................  14,234     700,340
   Compagnie Immobiliere de Belgique SA....................   2,181      74,257
   Compagnie Maritime Belge SA.............................  18,649     333,632
  *Deceuninck NV...........................................  89,484     148,696
   Delhaize Group SA.......................................  21,298     815,433
   Delhaize Group SA Sponsored ADR.........................  62,338   2,383,805
  *Devgen NV...............................................   5,605     115,375
 #*Dexia SA................................................ 675,365     157,566
   D'ieteren SA............................................  26,481   1,278,135
   Duvel Moorgat SA........................................     360      43,393
   Econocom Group NV.......................................  19,260     133,654
   Elia System Operator SA.................................  26,420   1,079,320
 #*Euronav SA..............................................  25,353     139,996
   EVS Broadcast Equipment SA..............................   9,860     572,375
   Exmar NV................................................  42,234     315,067
  *Galapagos NV............................................  31,337     637,284
   Hamon SA................................................     743      10,472
   Image Recognition Integrated Systems (I.R.I.S.) SA......     843      45,923
  *Ion Beam Applications SA................................  19,234     161,943
   Jensen-Group NV.........................................   2,121      32,186
   KBC Groep NV............................................ 139,860   3,289,988
   Kinepolis Group NV......................................  11,879   1,185,289
   Lotus Bakeries NV.......................................      24      17,826
   Melexis NV..............................................  14,492     229,098
   Mobistar SA.............................................   8,610     227,671
   Nyrstar NV.............................................. 182,217   1,059,730
 #*Option NV...............................................  88,995      37,086
  *RealDolmen NV...........................................   1,807      43,218
   Recticel SA.............................................  28,985     192,233
   Rosier SA...............................................      38      10,944
   Roularta Media Group NV.................................   4,380      66,178
   SAPEC SA................................................     190       9,835
   Sioen Industries NV.....................................   4,626      37,099
  #Sipef NV................................................   9,094     693,241
   Solvay SA...............................................  49,042   5,904,729
   Telenet Group Holding NV................................  33,559   1,537,436
   Tessenderlo Chemie NV...................................  40,461   1,174,059
 #*ThromboGenics NV........................................  18,779     901,731
   UCB SA..................................................  88,961   5,195,970
   Umicore SA..............................................  57,917   2,976,244
   Van de Velde NV.........................................   2,717     125,343
   VPK Packaging Group SA..................................   1,132      48,207
                                                                    -----------
TOTAL BELGIUM..............................................          65,997,964
                                                                    -----------
CANADA -- (9.9%)
 #*5N Plus, Inc............................................  34,868      76,806
   Aastra Technologies, Ltd................................  14,736     241,973
  *Absolute Software Corp..................................  52,868     211,737
 #*Advantage Oil & Gas, Ltd................................ 311,993   1,124,581

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
CANADA -- (Continued)
   Aecon Group, Inc........................................ 120,182 $ 1,385,026
  *AEterna Zentaris, Inc...................................   5,078      10,931
  #AG Growth International, Inc............................  17,078     547,351
  #AGF Management, Ltd. Class B............................ 148,256   1,479,962
   Agnico-Eagle Mines, Ltd.................................  92,187   5,204,931
   Agrium, Inc.............................................  88,292   9,298,175
   Aimia, Inc.............................................. 248,247   3,718,423
 #*Ainsworth Lumber Co., Ltd...............................  64,174     173,487
  *Air Canada Class A......................................  69,620     123,382
   Akita Drilling, Ltd. Class A............................  11,400     126,128
  *Alacer Gold Corp........................................ 194,393   1,066,607
   Alamos Gold, Inc........................................  55,200   1,080,511
  *Alaris Royalty Corp.....................................     700      15,770
   AlarmForce Industries, Inc..............................   2,900      33,363
  *Alexco Resource Corp....................................  32,900     126,824
   Algoma Central Corp.....................................   1,186     140,123
   Algonquin Power & Utilities Corp........................ 184,240   1,274,692
   Alimentation Couche-Taro, Inc. Class B..................  51,600   2,534,664
   Alliance Grain Traders, Inc.............................  22,305     308,194
  #AltaGas, Ltd............................................  76,762   2,586,274
 #*Alterra Power Corp...................................... 140,495      61,192
   Amerigo Resources, Ltd.................................. 153,100      88,909
  *Anderson Energy, Ltd.................................... 116,562      37,930
   Andrew Peller, Ltd. Class A.............................   2,000      20,025
  *Angle Energy, Inc....................................... 106,859     401,223
 #*Antrim Energy, Inc...................................... 113,188      94,064
  #ARC Resources, Ltd...................................... 145,788   3,539,784
 #*Argonaut Gold, Inc...................................... 108,084   1,150,371
 #*Armtec Infrastructure, Inc..............................   7,999      18,421
  *Arsenal Energy, Inc..................................... 128,346      78,389
  #Astral Media, Inc. Class A..............................  73,205   2,996,366
   Atco, Ltd. Class I......................................  23,900   1,765,788
 #*Atna Resource, Ltd......................................  74,788      97,346
  *Atrium Innovations, Inc.................................  36,836     379,517
  *ATS Automation Tooling System, Inc...................... 117,449   1,093,643
  *Aura Minerals, Inc...................................... 174,033      52,275
 #*AuRico Gold, Inc........................................ 372,289   3,108,776
  *Aurizon Mines, Ltd......................................  94,600     432,863
   AutoCanada, Inc.........................................  19,242     267,799
  #AvenEx Energy Corp......................................  57,948     200,171
  *AXIA NetMedia Corp......................................  50,400      62,574
 #*B2Gold Corp............................................. 298,857   1,235,824
   Badger Daylighting, Ltd.................................     247       7,204
 #*Ballard Power Systems, Inc.............................. 162,070     116,836
  #Bank of Montreal........................................ 273,400  16,156,263
   Bank of Nova Scotia..................................... 264,875  14,387,453
 #*Bankers Petroleum, Ltd.................................. 157,474     447,786
   Barrick Gold Corp. (067901108).......................... 149,666   6,061,473
   Barrick Gold Corp. (2024644)............................ 273,994  11,080,468
  #Baytex Energy Corp......................................  15,900     723,559
   BCE, Inc................................................  54,916   2,400,633
  #Bell Aliant, Inc........................................ 105,319   2,859,826
  *Bellatrix Exploration, Ltd.............................. 200,553     835,345
  *Birch Mountain Resources, Ltd...........................   1,200          --
 #*Birchcliff Energy, Ltd.................................. 109,254     895,910
  #Bird Construction, Inc..................................  18,554     270,856
  #Black Diamond Group, Ltd................................  31,697     684,877
  *BlackPearl Resources, Inc............................... 313,282   1,069,629
   BMTC Group, Inc. Class A................................   1,600      22,732
 #*BNK Petroleum, Inc......................................  47,495      30,910
   Bombardier, Inc. Class A................................  25,790     100,707

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
CANADA -- (Continued)
   Bombardier, Inc. Class B................................ 202,000 $   768,561
   Bonavista Energy Corp................................... 194,827   3,493,719
  #Bonterra Energy Corp....................................   6,100     273,622
  *Boralex, Inc. Class A...................................  27,789     268,499
   Brick, Ltd. (The).......................................  23,200      76,656
 #*Brigus Gold Corp........................................ 189,017     183,576
  #Brookfield Asset Management, Inc. Class A...............  63,400   2,182,420
  #Brookfield Office Properties, Inc.......................  56,700     873,137
  *Brookfield Residential Properties, Inc..................   3,123      54,002
  *C&C Energia, Ltd........................................   9,692      56,478
  #CAE, Inc................................................ 198,315   2,182,210
  *Caledonia Mining Corp...................................  83,000       8,310
   Calfrac Well Services, Ltd..............................  50,823   1,165,812
   Calian Technologies, Ltd................................   1,677      34,505
 #*Calmena Energy Services, Inc............................ 102,654      21,070
  *Calvalley Petroleums, Inc. Class A......................  90,892     200,213
   Cameco Corp. (13321L108)................................  79,998   1,547,961
   Cameco Corp. (2166160).................................. 228,383   4,429,315
  #Canaccord Financial, Inc. (B01R1T5)..................... 113,518     567,164
  #Canaccord Financial, Inc. (B0BV8K7).....................  10,640      50,663
 #*Canacol Energy, Ltd..................................... 124,532      44,264
   Canada Bread Co., Ltd...................................   7,900     396,839
  *Canada Lithium Corp.....................................  42,948      27,521
  #Canadian Energy Services & Technology Corp..............  27,441     281,348
  #Canadian Imperial Bank of Commerce......................  89,355   7,028,514
   Canadian National Railway Co............................  54,400   4,697,328
   Canadian Natural Resources, Ltd. (136385101)............   9,200     277,840
   Canadian Natural Resources, Ltd. (2171573).............. 474,950  14,313,887
  #Canadian Oil Sands, Ltd................................. 111,500   2,366,758
   Canadian Pacific Railway, Ltd...........................  87,742   8,071,825
  #Canadian Tire Corp. Class A.............................  82,910   5,932,164
   Canadian Utilities, Ltd. Class A........................  60,651   4,068,703
  #Canadian Western Bank...................................  93,651   2,771,788
  *Canam Group, Inc. Class A...............................  50,600     283,715
  *CanElson Drilling, Inc..................................   2,361      11,229
   Canexus Corp............................................  12,377     106,328
  *Canfor Corp............................................. 135,739   1,935,343
  #Canfor Pulp Products, Inc...............................  58,859     533,341
  *Cangene Corp............................................  35,800      59,144
   CanWel Building Materials Group, Ltd....................   9,500      25,206
  #Canyon Services Group, Inc..............................  37,802     404,231
   Capital Power Corp......................................  59,362   1,272,531
   Capstone Infrastructure Corp............................  81,972     338,147
  *Capstone Mining Corp.................................... 435,083   1,076,000
  *Cardero Resource Corp...................................  42,958      23,656
   Cascades, Inc...........................................  99,807     487,668
  #Cash Store Financial Services, Inc. (The)...............   7,699      37,156
  *Catalyst Paper Corp..................................... 496,598         348
  *Catamaran Corp..........................................  38,400   1,803,214
   Cathedral Energy Services, Ltd..........................  32,947     197,929
   CCL Industries, Inc. Class B............................  37,400   1,384,783
  *Celestica, Inc.......................................... 310,151   2,251,409
  *Celtic Exploration, Ltd.................................  62,500   1,632,040
   Cenovus Energy, Inc..................................... 160,717   5,669,146
   Centerra Gold, Inc......................................  64,106     727,230
  *Cequence Energy, Ltd....................................  99,286     183,909
 #*CGI Group, Inc. Class A................................. 149,286   3,905,725
 #*China Gold International Resources Corp., Ltd........... 248,200   1,056,170
  *Chinook Energy, Inc.....................................  26,878      49,787
   Churchill Corp. Class A (The)...........................  18,403     154,779
  #CI Financial Corp.......................................  29,000     677,707

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
CANADA -- (Continued)
  #Cineplex, Inc..........................................    58,423 $1,813,380
   Clairvest Group, Inc...................................     1,100     19,599
   Clarke, Inc............................................    13,900     61,376
  *Claude Resources, Inc..................................   262,411    189,172
  #CML HealthCare, Inc....................................    57,062    483,920
  *Coastal Contacts, Inc..................................     8,200     57,472
   Cogeco Cable, Inc......................................    24,226    925,621
   Cogeco, Inc............................................       200      6,706
   Colabor Group, Inc.....................................    26,521    222,259
  *COM DEV International, Ltd.............................    87,600    267,514
   Computer Modelling Group, Ltd..........................    11,568    228,754
 #*Connacher Oil & Gas, Ltd...............................   783,434    352,987
   Constellation Software, Inc............................     4,862    557,688
   Contrans Group, Inc. Class A...........................    16,282    152,916
 #*Copper Mountain Mining Corp............................    72,313    292,510
   Corby Distilleries, Ltd. Class A.......................    10,550    184,434
 #*Corridor Resources, Inc................................    89,500     66,313
   Corus Entertainment, Inc. Class B......................   115,600  2,616,987
  *Cott Corp..............................................   145,888  1,114,519
  #Crescent Point Energy Corp.............................   117,400  4,878,198
 #*Crew Energy, Inc.......................................   146,913  1,131,175
  *Crocotta Energy, Inc...................................    51,341    165,525
  *Crown Point Energy, Inc................................     8,961      3,275
  *CVTech Group, Inc......................................     9,700     10,489
  #Davis & Henderson Corp.................................   100,009  2,098,812
 #*DeeThree Exploration, Ltd..............................   135,112    936,145
 #*Delphi Energy Corp.....................................   145,932    197,255
 #*Denison Mines Corp.....................................   538,810    695,935
  *Descartes Systems Group, Inc. (The)....................    61,729    537,714
 #*DHX Media, Ltd.........................................    17,231     30,192
   DirectCash Payments, Inc...............................     1,447     35,206
   Dollarama, Inc.........................................    30,462  1,924,253
   Dorel Industries, Inc. Class B.........................    40,101  1,433,799
 #*DragonWave, Inc........................................    43,606    107,842
 #*Dundee Precious Metals, Inc............................   158,415  1,457,656
 #*Eastern Platinum, Ltd.................................. 1,014,200    167,552
   easyhome, Ltd..........................................       500      3,179
  *EGI Financial Holdings, Inc............................       900      8,020
   E-L Financial Corp., Ltd...............................        88     35,206
  #Eldorado Gold Corp.....................................   413,513  6,111,091
   Emera, Inc.............................................    16,182    565,459
   Empire Co., Ltd. Class A...............................    38,461  2,240,847
  #Enbridge Income Fund Holdings, Inc.....................    24,901    579,673
  #Enbridge, Inc..........................................   142,270  5,660,886
  #Encana Corp............................................   299,924  6,756,736
  *Endeavour Mining Corp..................................    78,441    180,641
  *Endeavour Silver Corp..................................    42,825    388,909
   Enerflex, Ltd..........................................    43,900    506,800
 #*Energy Fuels, Inc......................................   572,814     97,500
  #Enerplus Corp..........................................   167,243  2,687,610
   Enghouse Systems, Ltd..................................    11,429    163,067
  #Ensign Energy Services, Inc............................   178,196  2,663,796
 #*Epsilon Energy, Ltd....................................    83,020    238,566
  *Equal Energy, Ltd......................................       500      1,547
   Equitable Group, Inc...................................    13,470    399,211
  *Essential Energy Services, Ltd.........................    73,980    157,034
 #*Etrion Corp............................................    44,527     15,584
   Evertz Technologies, Ltd...............................    13,600    197,311
  *Excellon Resources, Inc................................    80,500     34,658
  #Exchange Income Corp...................................     8,869    233,547
   Exco Technologies, Ltd.................................     7,600     36,982

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
CANADA -- (Continued)
  *EXFO, Inc...............................................  28,818 $   129,843
 #*Fairborne Energy, Ltd................................... 118,625     188,850
   Fairfax Financial Holdings, Ltd.........................  17,020   6,313,973
   Fiera Capital Corp......................................     900       7,209
   Finning International, Inc..............................  52,300   1,227,970
   First Capital Realty, Inc...............................  55,426   1,026,664
 #*First Majestic Silver Corp..............................  86,039   1,989,127
   First National Financial Corp...........................     278       4,718
   First Quantum Minerals, Ltd............................. 267,865   6,021,096
  *FirstService Corp.......................................  12,679     364,470
  *Formation Metals, Inc...................................   7,700       2,004
  #Fortis, Inc.............................................  62,628   2,117,595
 #*Fortress Paper, Ltd. Class A............................  17,109     223,209
  *Fortuna Silver Mines, Inc............................... 102,160     566,675
  *Fraser Papers, Inc......................................   6,400          --
  *Garda World Security Corp. Class A......................  14,171     169,839
  *GBS Gold International, Inc.............................  42,400          --
  #Genivar, Inc............................................  41,150     898,605
   Genworth MI Canada, Inc.................................  54,332   1,113,024
   George Weston, Ltd......................................  37,539   2,437,075
  #Gibson Energy, Inc......................................   9,781     224,853
   Gildan Activewear, Inc.................................. 116,700   3,973,934
   Glacier Media, Inc......................................  22,700      42,048
   Glentel, Inc............................................   7,600     125,481
  *GLG Life Tech Corp......................................   2,810       1,857
   Gluskin Sheff & Associates, Inc.........................   5,300      76,150
  *GLV, Inc. Class A.......................................  12,023      26,965
   GMP Capital, Inc........................................  87,400     460,299
   Goldcorp, Inc. (2676302)................................ 232,421  10,506,942
   Goldcorp, Inc. (380956409).............................. 127,039   5,745,974
 #*Golden Star Resources, Ltd.............................. 398,301     801,587
  *Gran Tierra Energy, Inc................................. 401,583   2,022,491
   Granite Real Estate, Inc................................  40,191   1,473,636
  *Great Basin Gold, Ltd................................... 606,744      48,600
  *Great Canadian Gaming Corp..............................  94,363     907,019
 #*Great Panther Silver, Ltd...............................  52,100     103,809
   Great-West Lifeco, Inc.................................. 121,700   2,802,603
 #*Guyana Goldfields, Inc..................................   8,700      25,871
  *Harry Winston Diamond Corp. (2033178)................... 110,079   1,579,406
  *Harry Winston Diamond Corp. (41587B100).................   6,700      95,810
  *Helix BioPharma Corp....................................     900         838
  *Hemisphere GPS, Inc.....................................  46,880      32,388
  *Heroux-Devtek, Inc......................................  27,600     366,987
   High Liner Foods, Inc...................................     500      12,215
  *High River Gold Mines, Ltd.............................. 261,194     363,514
   HNZ Group, Inc..........................................   6,340     157,048
   Home Capital Group, Inc.................................  27,800   1,415,399
   Horizon North Logistics, Inc............................  62,347     476,927
   HudBay Minerals, Inc.................................... 265,182   2,461,314
  #Husky Energy, Inc....................................... 151,968   4,115,879
  *Hydrogenics Corp........................................     400       2,391
  #IAMGOLD Corp............................................ 308,829   4,792,841
   IBI Group, Inc..........................................  16,312     151,891
   IGM Financial, Inc......................................  27,700   1,099,125
 #*Imax Corp...............................................  36,920     832,479
  *Imperial Metals Corp....................................  57,400     733,915
   Imperial Oil, Ltd.......................................  34,003   1,504,473
 #*IMRIS, Inc..............................................  14,500      58,363
  #Indigo Books & Music, Inc...............................   5,523      55,244
   Industrial Alliance Insurance & Financial Services, Inc. 130,500   3,573,642
   Inmet Mining Corp.......................................  70,557   3,638,233

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
CANADA -- (Continued)
  #Innergex Renewable Energy, Inc...........................  77,569 $  843,454
  *Insignia Energy, Ltd.....................................   4,148      3,530
   Intact Financial Corp....................................  86,012  5,274,829
  *Inter-Citic Minerals, Inc................................     400        801
  *International Forest Products, Ltd. Class A..............  63,261    405,377
   Intertape Polymer Group, Inc.............................  98,455    684,133
  *Ithaca Energy, Inc....................................... 301,437    582,502
 #*Ivanhoe Energy, Inc...................................... 178,087    110,552
  *Ivernia, Inc............................................. 156,000     17,181
 #*Jaguar Mining, Inc....................................... 132,369    136,511
   Jean Coutu Group PJC, Inc. Class A (The).................  95,600  1,436,752
  #Just Energy Group, Inc................................... 120,423  1,232,263
  *Katanga Mining, Ltd...................................... 525,231    252,426
   K-Bro Linen, Inc.........................................     742     21,768
  #Keyera Corp..............................................  21,659  1,051,342
  #Killam Properties, Inc...................................  46,445    599,425
  *Kimber Resources, Inc....................................   2,740      1,646
  *Kingsway Financial Services, Inc.........................  15,975     53,103
   Kinross Gold Corp........................................ 925,376  9,191,219
 #*Kirkland Lake Gold, Inc..................................  19,100    188,562
 #*Lake Shore Gold Corp..................................... 152,339    122,024
  *Laramide Resources, Ltd..................................  84,421     76,919
   Laurentian Bank of Canada................................  45,700  2,033,907
   Le Chateau, Inc. Class A.................................  15,700     61,307
  *Legacy Oil & Gas, Inc.................................... 174,512  1,247,575
   Leisureworld Senior Care Corp............................  27,659    347,278
   Leon's Furniture, Ltd....................................  36,579    424,115
  #Linamar Corp.............................................  72,717  1,601,776
   Liquor Stores N.A., Ltd..................................  26,797    492,072
  #Loblaw Cos., Ltd.........................................  93,621  3,245,216
  *Long Run Exploration, Ltd................................  96,073    394,393
  *Lundin Mining Corp....................................... 725,653  3,778,118
   MacDonald Dettweiler & Associates, Ltd...................  31,419  1,761,666
   Magna International, Inc................................. 167,874  7,462,934
 #*Mainstreet Equity Corp...................................   5,282    167,596
   Major Drilling Group International, Inc..................  78,900    816,057
   Manitoba Telecom Services, Inc...........................  24,100    809,084
  #Manulife Financial Corp.................................. 747,004  9,229,566
   Maple Leaf Foods, Inc.................................... 128,600  1,429,247
  *Martinrea International, Inc............................. 125,872    904,892
  *Maxim Power Corp.........................................  24,537     42,502
  *MBAC Fertilizer Corp.....................................     200        641
   Mediagrif Interactive Technologies, Inc..................   1,100     19,538
  *MEG Energy Corp..........................................  78,620  2,871,647
  *MEGA Brands, Inc.........................................   3,848     37,488
 #*Mercator Minerals, Ltd................................... 131,933     65,389
  #Methanex Corp............................................ 164,300  4,925,299
  #Metro, Inc...............................................  81,000  4,778,493
  *MGM Energy Corp..........................................     248         58
  #Migao Corp...............................................  61,406    141,411
 #*Mood Media Corp..........................................  21,268     49,829
   Morneau Shepell, Inc.....................................  44,269    569,569
   Mullen Group, Ltd........................................  74,695  1,548,870
   National Bank of Canada.................................. 103,598  8,005,701
  *Nevsun Resources, Ltd....................................  91,307    432,423
  *New Gold, Inc............................................ 286,600  3,354,547
   Newalta Corp.............................................  65,195    917,136
   Nexen, Inc............................................... 417,198  9,962,626
  *Niko Resources, Ltd......................................  41,450    527,904
  *Norbord, Inc.............................................  39,137    813,501
  #Nordion, Inc............................................. 145,226    945,150

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
CANADA -- (Continued)
 #*North American Energy Partners, Inc......................  15,676 $   46,616
 #*North American Palladium, Ltd............................ 201,945    309,363
  #North West Co., Inc. (The)...............................  11,277    264,212
  #Northland Power, Inc.....................................  83,751  1,623,449
  *NovaCopper, Inc..........................................   9,933     21,979
 #*NovaGold Resources, Inc..................................  59,600    289,422
 #*Nuvista Energy, Ltd...................................... 129,339    675,995
  *Nuvo Research, Inc.......................................  32,000      2,403
 #*OceanaGold Corp.......................................... 399,358  1,399,502
 #*Olympus Pacific Minerals, Inc............................  13,600      2,587
   Onex Corp................................................  83,587  3,364,403
  *Open Text Corp...........................................  49,000  2,633,612
  *Oromin Explorations, Ltd.................................   4,303      3,404
 #*Orvana Minerals Corp.....................................  85,324     74,325
  *Osisko Mining Corp....................................... 237,274  2,330,571
  *Pace Oil & Gas, Ltd......................................  64,988    182,845
  #Pacific Rubiales Energy Corp............................. 161,552  3,799,606
  *Paladin Labs, Inc........................................  11,633    496,419
  #Pan American Silver Corp................................. 259,003  5,681,865
 #*Paramount Resources, Ltd. Class A........................  37,465  1,267,902
  *Parex Resources, Inc.....................................  31,563    141,895
  #Parkland Fuel Corp.......................................  23,016    392,683
   Pason Systems, Inc.......................................  31,719    516,714
  *Patheon, Inc.............................................  14,127     52,477
  #Pembina Pipeline Corp.................................... 137,904  3,856,481
  #Pengrowth Energy Corp.................................... 695,218  4,169,568
  #Penn West Petroleum, Ltd................................. 371,430  4,823,476
 #*Perpetual Energy, Inc....................................  83,329    121,813
  *Petaquilla Minerals, Ltd.................................  99,811     63,959
  #PetroBakken Energy, Ltd. Class A......................... 120,795  1,525,131
  *Petrobank Energy & Resources, Ltd........................ 152,098  2,089,396
  #Petrominerales, Ltd...................................... 100,118    802,949
  #Peyto Exploration & Development Corp.....................  71,160  1,738,471
   PHX Energy Services Corp.................................  21,619    183,991
  *Pilot Gold, Inc..........................................  19,999     31,438
  *Pine Cliff Energy, Ltd...................................  25,650     16,693
  *Points International, Ltd................................   6,420     59,781
  *Polaris Miner Corp.......................................   7,200      5,551
  #Poseidon Concepts Corp...................................  64,303    950,944
   Potash Corp. of Saskatchewan, Inc........................  50,900  2,046,193
  *Precision Drilling Corp.................................. 332,149  2,377,838
  #Premium Brands Holdings Corp.............................  26,789    487,634
 #*Primero Mining Corp......................................  17,344    128,680
   Progress Energy Resources Corp........................... 239,100  4,816,713
  #Progressive Waste Solutions, Ltd......................... 147,062  2,846,266
  *ProMetic Life Sciences, Inc..............................   5,000        701
  #Pulse Seismic, Inc.......................................  73,608    191,620
  *QLT, Inc.................................................  68,696    516,553
   Quebecor, Inc. Class B...................................  59,900  2,089,528
 #*Questerre Energy Corp. Class A...........................  81,025     60,034
  *Ram Power Corp........................................... 117,525     34,125
   Reitmans Canada, Ltd.....................................   1,346     16,415
   Reitmans Canada, Ltd. Class A............................  63,298    787,145
 #*Research In Motion, Ltd.................................. 282,291  2,227,237
   Richelieu Hardware, Ltd..................................  12,606    438,354
  *Richmont Mines, Inc......................................  29,228    116,473
  #Ritchie Brothers Auctioneers, Inc........................  62,100  1,377,237
  *RMP Energy, Inc.......................................... 145,892    338,893
  *Rock Energy, Inc.........................................  25,600     29,477
   Rocky Mountain Dealerships, Inc..........................  16,742    184,225
  #Rogers Communications, Inc. Class B......................  37,700  1,654,837

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
CANADA -- (Continued)
   Rogers Sugar, Inc.......................................  87,320 $   548,182
   RONA, Inc............................................... 171,495   1,761,741
  #Royal Bank of Canada.................................... 326,040  18,587,953
  *RS Technologies, Inc....................................     174          14
  #Russel Metals, Inc......................................  95,020   2,654,376
 #*San Gold Corp...........................................  62,431      61,259
 #*Sandvine Corp........................................... 350,787     417,959
   Saputo, Inc.............................................  29,700   1,303,380
  #Savanna Energy Services Corp............................ 127,171     884,945
 #*Scorpio Mining Corp..................................... 137,403     144,454
  *Seabridge Gold, Inc.....................................   7,931     135,949
  *Sears Canada, Inc.......................................   2,082      24,161
  *Secure Energy Services, Inc.............................  79,328     758,531
  #SEMAFO, Inc............................................. 273,317   1,094,636
  #Shaw Communictions, Inc. Class B........................  77,902   1,697,269
   ShawCor, Ltd. Class A...................................  58,706   2,615,687
   Sherritt International Corp............................. 453,019   1,959,491
  #Shoppers Drug Mart Corp................................. 104,200   4,343,275
  *Shore Gold, Inc......................................... 249,227      56,146
  *Sierra Wireless, Inc....................................  51,526     412,724
  *Silver Standard Resources, Inc. (2218458)............... 112,437   1,707,804
  *Silver Standard Resources, Inc. (82823L106).............  12,800     194,944
   Silver Wheaton Corp.....................................  67,780   2,731,559
   SNC-Lavalin Group, Inc..................................  19,800     797,551
   Softchoice Corp.........................................  13,855     171,601
  *Sonde Resources Corp....................................  14,187      13,352
 #*Southern Pacific Resource Corp.......................... 516,845     698,614
 #*SouthGobi Resources, Ltd................................ 103,376     210,116
 #*Sprott Resource Corp.................................... 134,462     523,712
   Sprott Resource Lending Corp............................ 117,078     166,459
   Sprott, Inc.............................................  46,135     204,172
 #*St. Andrew Goldfields, Ltd..............................  61,500      28,018
  #Stantec, Inc............................................  57,965   1,996,492
   Stella-Jones, Inc.......................................   3,250     198,238
  *Stornoway Diamond Corp..................................   8,283       5,059
   Strad Energy Services, Ltd..............................   1,000       4,235
  #Student Transportation, Inc.............................  59,193     380,495
  #Sun Life Financial, Inc................................. 342,761   8,500,816
   Suncor Energy, Inc. (867224107).........................  19,944     670,517
   Suncor Energy, Inc. (B3NB1P2)........................... 654,429  21,963,915
  *SunOpta, Inc. (2817510).................................  71,753     430,338
  *SunOpta, Inc. (8676EP108)...............................   5,169      31,014
  *Sun-Rype Products, Ltd..................................     100         606
  #Superior Plus Corp...................................... 144,438   1,411,479
  *Surge Energy, Inc.......................................  61,941     418,625
  *TAG Oil, Ltd............................................  15,222     106,687
   Talisman Energy, Inc.................................... 484,300   5,489,137
  *Tanzanian Royalty Exploration Corp......................  11,819      59,761
  *Taseko Mines, Ltd....................................... 288,581     788,812
   Teck Resources, Ltd. Class A............................   1,094      36,695
   Teck Resources, Ltd. Class B............................ 279,087   8,858,131
   Telus Corp..............................................  16,961   1,101,128
   Telus Corp. Non-Voting..................................  51,070   3,284,332
  *Tembec, Inc.............................................  62,310     140,997
  *Teranga Gold Corp.......................................  41,624      87,905
  *Tethys Petroleum, Ltd...................................  35,628      19,263
 #*Theratechnologies, Inc..................................  55,200      17,133
 #*Thompson Creek Metals Co., Inc.......................... 202,281     530,640
  #Thomson Reuters Corp.................................... 168,078   4,732,269
   Tim Hortons, Inc........................................  31,600   1,568,689
  *Timminco, Ltd...........................................  17,306          21

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
CANADA -- (Continued)
  *Timmins Gold Corp......................................  10,777 $     33,235
  *TMX Group, Ltd.........................................   1,437       73,494
   Toromont Industries, Ltd...............................  60,167    1,180,749
  #Toronto Dominion Bank.................................. 350,772   28,528,871
   Torstar Corp. Class B..................................  81,400      656,090
  #Total Energy Services, Inc.............................  40,910      620,562
 #*Tourmaline Oil Corp.................................... 118,548    3,916,980
  #TransAlta Corp......................................... 316,528    5,045,433
  *Transat AT, Inc. Class B...............................   2,900       15,389
  #TransCanada Corp....................................... 257,270   11,583,912
   Transcontinental, Inc. Class A......................... 107,998    1,113,772
   TransForce, Inc........................................  81,693    1,491,127
  *TransGlobe Energy Corp.................................  74,917      807,116
  #Trican Well Service, Ltd............................... 201,996    2,410,806
  #Trilogy Energy Corp....................................  14,500      396,926
   Trinidad Drilling, Ltd................................. 192,069    1,273,088
  *TSO3, Inc..............................................   5,400        5,677
 #*Turquoise Hill Resources, Ltd.......................... 122,120      954,951
  *TVA Group, Inc. Class B................................   4,447       31,391
   Twin Butte Energy, Ltd................................. 347,383    1,033,019
   Uni-Select, Inc........................................  18,664      428,501
 #*Uranium One, Inc....................................... 756,145    1,642,888
  *Ur-Energy, Inc.........................................  68,825       62,020
  *Valeant Pharmaceuticals International, Inc.............  59,411    3,319,283
 #*Valener, Inc...........................................  16,862      268,779
  *Vecima Network, Inc....................................   2,200       11,498
  #Veresen, Inc........................................... 203,072    2,620,874
  *Veris Gold Corp........................................  14,523       43,915
  #Vermilion Energy, Inc..................................  11,904      569,127
   Vero Energy, Inc.......................................  47,911      128,562
   Vicwest, Inc...........................................   3,452       40,957
   Viterra, Inc........................................... 468,607    7,385,106
  *Vitran Corp., Inc......................................   2,400       12,544
  #Wajax Corp.............................................  15,900      711,620
   WaterFurnace Renewable Energy, Inc.....................   1,587       26,298
  *Wescast Industries, Inc................................     247        2,053
  *Wesdome Gold Mines, Ltd................................  85,051       80,048
   West Fraser Timber Co., Ltd............................  47,564    2,880,747
  *Western Forest Products, Inc........................... 112,025      146,936
   Westjet Airlines, Ltd..................................   6,100      109,937
 #*Westport Innovations, Inc..............................  18,628      520,372
  *Westshore Terminals Investment Corp....................   4,854      137,637
  *Whitecap Resources, Inc................................ 163,084    1,298,142
  #Wi-Lan, Inc............................................ 205,000    1,091,965
   Winpak, Ltd............................................  26,460      415,942
  *Winstar Resources, Ltd.................................   2,000        6,568
  *Wireless Matrix Corp...................................  29,700       17,545
  *Xtreme Drilling & Coil Services Corp...................  17,126       24,006
   Yamana Gold, Inc....................................... 565,316   11,416,695
 #*YM Biosciences, Inc....................................  15,400       24,825
  #Zargon Oil & Gas, Ltd..................................  31,505      270,336
   ZCL Composite, Inc.....................................  10,000       49,362
                                                                   ------------
TOTAL CANADA..............................................          714,275,620
                                                                   ------------
CHINA -- (0.0%)
 #*China Public Procurement, Ltd.......................... 920,000           --
  *Hanfeng Evergreen, Inc.................................  42,625       70,633
   Winteam Pharmaceutical Group, Ltd...................... 400,000       77,326
                                                                   ------------
TOTAL CHINA...............................................              147,959
                                                                   ------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
DENMARK -- (0.9%)
   A.P. Moeller-Maersk A.S. Series A........................     251 $1,663,081
   A.P. Moeller-Maersk A.S. Series B........................     645  4,501,874
   Alk-Abello A.S...........................................  10,674    710,284
  *Alm. Brand A.S........................................... 144,167    359,156
  *Amagerbanken A.S......................................... 347,815         --
   Ambu A.S. Series B.......................................   2,123     56,566
  *Auriga Industries A.S. Series B..........................  28,324    420,810
  *Bang & Olufsen Holdings A.S..............................  55,627    686,607
 #*Bavarian Nordic A.S......................................  38,196    348,266
   BoConcept Holding A.S....................................     450     10,176
   Brodrene Hartmann A.S. Series B..........................   2,300     49,073
   Carlsberg A.S. Series B..................................  64,561  5,572,785
   Chr. Hansen Holding A.S..................................  43,515  1,361,696
   Coloplast A.S. Series B..................................   3,250    712,875
   D/S Norden A.S...........................................  43,647  1,151,145
  *Dalhoff Larsen & Horneman A.S............................   9,811      6,220
  *Danske Bank A.S.......................................... 313,522  4,904,640
   DFDS A.S.................................................   3,017    146,274
  *DiBa Bank A.S............................................   6,895     43,855
  *Djursland Bank A.S.......................................   1,040     25,061
   DSV A.S.................................................. 119,086  2,678,734
   East Asiatic Co., Ltd. A.S...............................  21,026    406,043
  *FLSmidth & Co. A.S.......................................  62,238  3,672,970
   Fluegger A.S. Series B...................................     350     20,073
  *Genmab A.S...............................................  53,302    742,181
   GN Store Nord A.S........................................ 283,334  4,440,546
   Gronlandsbanken A.S......................................     290     23,850
  *H&H International A.S. Series B..........................   5,798     29,484
   H. Lundbeck A.S..........................................  80,970  1,408,622
   Harboes Bryggeri A.S.....................................   2,462     37,414
   IC Companys A.S..........................................   6,607    115,741
   Jeudan A.S...............................................   1,880    145,683
  *Jyske Bank A.S...........................................  98,332  2,993,290
  *NeuroSearch A.S..........................................  23,697     18,692
  *Newcap Holding A.S.......................................  24,798      2,413
  #NKT Holding A.S..........................................  45,511  1,525,482
   Nordjyske Bank A.S.......................................   3,195     45,599
   Norresundby Bank A.S.....................................     880     25,994
   North Media A.S..........................................   3,000     10,155
   Novo-Nordisk A.S. Series B...............................   2,142    343,396
   Novo-Nordisk A.S. Sponsored ADR..........................  25,483  4,084,670
   Novozymes A.S. Series B..................................  44,718  1,235,512
  *Ostjydsk Bank A.S........................................     380     14,804
 #*Pandora A.S..............................................  90,301  1,433,819
  *Parken Sport & Entertainment A.S.........................   5,510     64,552
   Per Aarsleff A.S. Series B...............................   1,808    125,645
   Ringkjoebing Landbobank A.S..............................   3,214    444,890
   Rockwool International A.S. Series B.....................  12,291  1,156,943
   Royal Unibrew A.S........................................  13,247  1,054,476
   Schouw & Co. A.S.........................................  24,339    556,255
   SimCorp A.S..............................................   2,284    498,412
  *Skjern Bank A.S..........................................     210      3,363
   Solar Holdings A.S. Series B.............................   6,162    381,858
  *Spar Nord Bank A.S.......................................  71,725    316,076
  *Sparbank A.S.............................................   1,153      9,951
  *Sparekassen Faaborg A.S..................................     271      8,631
  *Sydbank A.S.............................................. 118,070  2,162,817
   TDC A.S.................................................. 433,456  2,988,555
   Tivoli A.S...............................................      90     46,241
 #*TK Development A.S.......................................  49,771    121,134
  *Topdanmark A.S...........................................   9,959  2,019,692

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
DENMARK -- (Continued)
  *TopoTarget A.S........................................   133,513 $    56,475
  *Topsil Semiconductor Materials A.S....................   345,651      21,777
  *Torm A.S..............................................    17,487       9,045
  *Torm A.S. ADR.........................................    23,082      11,541
   Tryg A.S..............................................    28,539   1,863,408
  *United International Enterprises A.S..................     1,986     338,785
 #*Vestas Wind Systems A.S...............................   169,241     978,469
  *Vestjysk Bank A.S.....................................    23,224      57,777
  *William Demant Holding A.S............................     5,116     439,994
  *Zealand Pharma A.S....................................       324       5,809
                                                                    -----------
TOTAL DENMARK............................................            63,928,182
                                                                    -----------
FINLAND -- (1.3%)
   Ahlstrom Oyj..........................................    20,956     348,661
   Aktia Oyj Series A....................................     1,669      12,392
   Alma Media Oyj........................................    23,225     143,372
   Amer Sports Oyj.......................................   166,209   2,355,208
   Aspo Oyj..............................................     8,353      63,703
   Atria P.L.C...........................................    18,777     126,085
  *Bank of Aland P.L.C. Series B.........................     1,250      12,219
   BasWare Oyj...........................................     4,560     126,981
  *Biotie Therapies Corp. Oyj............................   220,242     110,919
  #Cargotec Oyj Series B.................................    35,013     772,229
   Citycon Oyj...........................................   229,031     750,179
  *Componenta Oyj........................................     4,400      11,915
   Comptel P.L.C.........................................    51,194      27,179
   Cramo Oyj.............................................    25,439     258,751
   Digia P.L.C...........................................    10,944      41,457
   Efore Oyj.............................................     7,109       6,183
  *Elcoteq SE............................................    12,700          --
  *Elektrobit Corp. Oyj..................................   432,247     394,684
   Elisa Oyj.............................................    89,579   1,922,259
   Etteplan Oyj..........................................     7,036      24,530
  *Finnair Oyj...........................................   103,789     295,880
  *Finnlines Oyj.........................................    17,325     177,079
   Fiskars Oyj Abp.......................................    27,421     565,844
   Fortum Oyj............................................   283,731   5,251,276
   F-Secure Oyj..........................................    60,115     126,468
   HKScan Oyj Series A...................................    29,542     129,249
   Huhtamaki Oyj.........................................   125,561   2,122,950
   Ilkka-Yhtyma Oyj......................................    29,672     192,328
  #KCI Konecranes Oyj....................................    54,923   1,746,452
  #Kemira Oyj............................................   153,380   2,040,519
  *Kesko Oyj Series A....................................     1,581      50,607
   Kesko Oyj Series B....................................   101,770   3,182,379
  #Kone Oyj Series B.....................................    34,661   2,485,497
   Laennen Tehtaat Oyj...................................     1,800      33,033
   Lassila & Tikanoja Oyj................................    30,858     473,223
   Lemminkainen Oyj......................................    20,150     412,110
 #*Mesta Board Oyj.......................................   314,487     944,028
   Metso Oyj.............................................   146,329   5,146,142
   Metso Oyj Sponsored ADR...............................    10,246     352,975
  #Neste Oil Oyj.........................................   210,929   2,641,412
  #Nokia Oyj............................................. 1,931,596   5,193,050
  #Nokia Oyj Sponsored ADR...............................   159,500     425,865
   Nokian Renkaat Oyj....................................    71,615   2,982,518
   Okmetic Oyj...........................................    21,251     127,589
   Olvi Oyj Series A.....................................     6,835     177,621
  #Oriola-KD Oyj Series A................................     1,000       2,850
   Oriola-KD Oyj Series B................................   109,993     297,988
   Orion Oyj Series A....................................    19,490     483,037

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
FINLAND -- (Continued)
   Orion Oyj Series B....................................    49,748 $ 1,230,934
 #*Outokumpu Oyj......................................... 1,263,247   1,073,491
   Outotec Oyj...........................................    25,770   1,259,162
   PKC Group Oyj.........................................    20,939     380,274
   Pohjola Bank P.L.C. Series A..........................   257,758   3,516,178
   Ponsse Oyj............................................    52,409     417,323
  #Poyry Oyj.............................................    23,672      98,282
   Raisio P.L.C. Series V................................   177,874     702,946
   Ramirent Oyj..........................................    95,840     717,245
   Rapala VMC Oyj........................................    14,912      95,889
  #Rautaruukki Oyj Series K..............................   133,815     848,576
  *Ruukki Group Oyj......................................   207,434     129,856
   Saga Furs Oyj.........................................     1,600      40,323
   Sampo Oyj Series A....................................   310,775   9,743,854
  #Sanoma Oyj............................................   116,097   1,128,919
  *Scanfil P.L.C.........................................    17,754      19,611
   Sievi Capital P.L.C...................................    17,754      22,067
   Stockmann Oyj Abp Series A............................     8,998     175,658
  #Stockmann Oyj Abp Series B............................    39,107     735,636
   Stora Enso Oyj Series R...............................   831,075   5,257,033
   Stora Enso Oyj Sponsored ADR..........................   109,100     668,783
   Technopolis Oyj.......................................    61,482     279,691
  *Tecnomen Lifetree Oyj.................................   212,996      49,775
   Teleste Oyj...........................................     6,970      36,039
   Tieto Oyj.............................................    77,703   1,491,382
  #Tikkurila Oyj.........................................    19,590     371,220
   UPM-Kymmene Oyj.......................................   739,080   7,935,277
  #UPM-Kymmene Oyj Sponsored ADR.........................    78,154     824,525
  #Uponor Oyj Series A...................................    69,886     788,488
   Vacon Oyj.............................................     3,260     167,275
   Vaisala Oyj Series A..................................     4,589      95,231
   Wartsila OYJ Abp......................................    88,040   3,565,385
  #Yit Oyj...............................................   138,134   2,723,866
                                                                    -----------
TOTAL FINLAND............................................            92,159,069
                                                                    -----------
FRANCE -- (6.7%)
   Accor SA..............................................    66,188   2,068,208
   Aeroports de Paris SA.................................    13,446   1,040,596
  *Air France-KLM........................................   242,996   2,031,414
   Air Liquide SA........................................    24,693   2,915,020
   Akka Technologies SA..................................     2,360      66,688
 #*Alcatel-Lucent SA..................................... 1,481,078   1,514,370
 #*Alcatel-Lucent SA Sponsored ADR....................... 1,716,276   1,784,927
   Alstom SA.............................................    46,144   1,577,327
   Altamir Amboise SA....................................    26,476     237,576
   Alten SA..............................................    29,454     926,906
  *Altran Technologies SA................................   205,659   1,385,357
   April SA..............................................    24,959     441,470
 #*Archos SA.............................................    39,469     159,721
   Arkema SA.............................................    74,964   6,840,401
  *Artprice.com SA.......................................     2,026      83,753
   Assystem..............................................    12,904     239,465
  *Atari SA..............................................    26,426      32,863
   AtoS SA...............................................    53,894   3,618,535
   Aubay SA..............................................     3,818      23,263
   Audika Groupe SA......................................     1,627      19,315
   Aurea SA..............................................       515       2,922
  *Avanquest Software SA.................................       720       1,353
   AXA SA................................................   381,306   6,077,495
   AXA SA Sponsored ADR..................................   468,270   7,459,541
   Axway Software SA.....................................     4,011      62,769

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
FRANCE -- (Continued)
  #Beneteau SA.............................................  31,881 $   318,606
  *Bigben Interactive SA...................................      56         648
  *BioAlliance Pharma SA...................................  11,316      60,046
   bioMerieux SA...........................................   5,989     580,357
   BNP Paribas SA.......................................... 500,741  25,415,940
   Boiron SA...............................................   7,830     250,664
   Bollore SA..............................................   6,750   2,001,675
   Bonduelle SCA...........................................   6,506     598,566
   Bongrain SA.............................................   8,871     529,956
  #Bourbon SA..............................................  63,144   1,704,815
  *Boursorama SA...........................................  31,347     188,166
   Bouygues SA............................................. 166,657   4,005,512
  *Bull SA.................................................  48,947     142,947
   Bureau Veritas SA.......................................   9,495   1,008,429
   Cap Gemini SA........................................... 203,198   8,548,178
   Carrefour SA............................................ 155,713   3,760,550
   Casino Guichard Perrachon SA............................  45,383   3,961,508
  *Cegedim SA..............................................   2,063      36,856
   Cegid Group SA..........................................   7,382     142,446
   CFAO SA.................................................  15,346     740,808
   Christian Dior SA.......................................  13,150   1,889,233
   Cie de Saint-Gobain SA.................................. 335,836  11,829,856
  *Cie Generale de Geophysique - Veritas SA................  80,827   2,631,299
 #*Cie Generale de Geophysique - Veritas SA Sponsored ADR.. 123,954   4,026,026
   Cie Generale des Etablissements Michelin SA Series B.... 125,114  10,785,384
   Cie Generale D'Optique Essilor Intenational SA..........  30,853   2,782,110
   Ciments Francais SA.....................................   8,722     530,422
  *Club Mediterranee SA....................................  42,002     667,666
   CNP Assurances SA....................................... 179,545   2,537,131
  *Credit Agricole SA...................................... 865,330   6,531,669
   Danone SA...............................................  42,172   2,593,873
   Danone SA Sponsored ADR.................................  35,600     437,880
   Dassault Systemes SA....................................   7,772     819,974
  #Dassault Systemes SA ADR................................   5,637     597,466
   Derichebourg SA......................................... 154,415     436,745
   Devoteam SA.............................................   2,950      34,041
   Edenred SA..............................................  95,414   2,761,180
   Eiffage SA..............................................  58,068   1,998,196
   Electricite de France SA................................ 118,785   2,513,620
   Electricite de Strasbourg SA............................     606      74,279
   Eramet SA...............................................   7,583     964,309
   Esso SA Francaise.......................................   3,968     283,983
   Establissements Maurel et Prom SA....................... 161,823   2,255,490
  *Etam Developpement SA...................................  22,808     412,254
   Euler Hermes SA.........................................  22,093   1,524,548
  *Euro Disney SCA.........................................  21,207     142,206
   Eurofins Scientific SA..................................   6,065     938,841
   European Aeronautic Defence & Space Co. SA.............. 224,358   7,984,848
  #Eutelsat Communications SA..............................  19,212     615,182
   Exel Industries SA Series A.............................   1,907      93,480
   Faiveley Transport SA...................................   6,672     372,146
   Faurecia SA.............................................  66,719   1,004,555
   Fimalac SA..............................................   9,338     416,520
   Fleury Michon SA........................................     761      36,451
   France Telecom SA....................................... 619,690   6,926,557
   France Telecom SA Sponsored ADR......................... 212,700   2,386,494
  *GameLoft SA.............................................  36,842     252,590
  *Gascogne SA.............................................     555       2,407
   Gaumont SA..............................................     768      39,308
  #GDF Suez SA............................................. 659,288  15,132,134
   GDF Suez SA Sponsored ADR...............................     668      15,311

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
FRANCE -- (Continued)
 #*GECI International SA....................................  20,581 $   47,750
  #Gemalto NV...............................................  85,331  7,707,085
   GFI Informatique SA......................................  62,891    229,106
   GL Events SA.............................................  15,298    337,177
   Groupe Crit SA...........................................   2,059     32,996
   Groupe Eurotunnel SA..................................... 671,348  5,112,598
   Groupe Flo SA............................................  10,366     39,796
   Groupe Open SA...........................................   2,036     11,414
  *Groupe Partouche SA......................................  16,869     19,483
   Groupe Steria SCA........................................  40,419    653,324
   Guerbet SA...............................................   1,114    121,603
  *Haulotte Group SA........................................  22,804    141,123
   Havas SA................................................. 358,003  1,811,824
   Hermes International SA..................................   6,876  1,877,080
 #*Hi-Media SA..............................................  62,662    162,039
   Iliad SA.................................................   4,477    689,872
   Imerys SA................................................  41,503  2,334,842
   Ingenico SA..............................................  45,018  2,383,623
  #Interparfums SA..........................................   5,281    139,607
   Ipsen SA.................................................  22,862    590,593
   Ipsos SA.................................................  46,812  1,645,680
   Jacquet Metal Service SA.................................  13,478    131,415
   JCDecaux SA..............................................  52,548  1,112,390
  *Kaufman & Broad SA.......................................     246      5,622
   Korian SA................................................   8,210    126,585
   L.D.C. SA................................................     178     17,548
   Lafarge SA............................................... 154,714  9,070,746
   Lafarge SA Sponsored ADR.................................  82,410  1,200,714
   Lagardere SCA............................................ 183,343  5,019,635
   Laurent-Perrier SA.......................................   2,478    211,362
   Lectra SA................................................  34,799    202,752
   Legrand SA...............................................  47,639  1,837,852
   Lisi SA..................................................   4,351    288,781
   L'Oreal SA...............................................  11,103  1,415,043
   LVMH Moet Hennessy Louis Vuitton SA......................  17,187  2,794,264
   M6 Metropole Television SA...............................  50,478    704,199
   Maisons France Confort SA................................   2,781     83,160
   Manitou BF SA............................................  17,444    270,977
   Manutan International SA.................................   1,789     71,945
 #*Maurel et Prom Nigeria SA................................ 161,823    407,070
   Medica SA................................................  50,950    911,000
   Mersen SA................................................  25,543    646,493
   Montupet SA..............................................  24,322    216,802
   Mr. Bricolage SA.........................................   8,989    101,803
   Natixis SA............................................... 839,977  2,756,862
  *Naturex SA...............................................   4,575    320,210
  #Neopost SA...............................................  25,363  1,390,519
  #Nexans SA................................................  36,789  1,566,535
   Nexity SA................................................  42,523  1,311,099
  *NicOx SA................................................. 118,601    369,353
   Norbert Dentressangle SA.................................   6,139    417,448
   NRJ Group SA.............................................  93,115    626,355
   Oeneo SA.................................................  31,952     86,647
  *Orco Property Group SA...................................   3,090      9,205
  #Orpea SA.................................................  37,733  1,542,806
 #*PagesJaunes Groupe SA.................................... 101,854    185,389
  *Parrot SA................................................   6,144    213,150
  #Pernod-Ricard SA.........................................  81,148  8,739,339
 #*Peugeot SA............................................... 155,988  1,000,585
  #Pierre & Vacances SA.....................................   6,565    110,807
   Plastic Omnium SA........................................  30,414    840,886

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
FRANCE -- (Continued)
   PPR SA..................................................  51,515 $ 9,081,445
   Publicis Groupe SA......................................  34,815   1,876,433
  #Publicis Groupe SA ADR.................................. 100,092   1,342,234
   Rallye SA...............................................  34,818   1,062,416
  *Recylex SA..............................................  33,899     182,127
   Remy Cointreau SA.......................................  23,776   2,465,107
   Renault SA.............................................. 174,739   7,835,072
   Rexel SA................................................ 163,143   2,954,839
   Robertet SA.............................................     752     125,769
  *Rodriguez Group SA......................................   5,081      26,247
  *Rougier SA..............................................     161       7,028
  #Rubis SCA...............................................  28,074   1,712,923
   SA des Ciments Vicat....................................  13,264     714,968
   Safran SA...............................................  87,969   3,504,120
   Saft Groupe SA..........................................  35,751     795,155
   Samse SA................................................     546      37,219
   Sanofi SA............................................... 147,180  12,926,375
   Sanofi SA ADR........................................... 562,231  24,653,829
   Sartorius Stedim Biotech SA.............................   5,174     468,210
   Schneider Electric SA................................... 155,580   9,741,528
   SCOR SE................................................. 252,428   6,740,099
   SEB SA..................................................  23,094   1,503,693
  #Seche Environnement SA..................................   3,277     107,367
  #Sechilienne SA..........................................  22,230     381,227
  *Sequana SA..............................................  95,505     148,243
   SES SA..................................................  57,640   1,595,468
   Societe BIC SA..........................................  24,379   2,974,797
   Societe d'Edition de Canal Plus SA......................  84,070     504,740
   Societe des Bains de Mer et du Cercle des Etrangers a
     Monaco SA.............................................   1,430      52,907
  *Societe Generale SA..................................... 601,863  19,194,589
   Societe Internationale de Plantations d'Heveas SA.......   1,754     136,175
  #Societe Marseillaise du Tunnel Prado Carenage SA........   8,147     269,679
   Societe Television Francaise 1 SA....................... 185,058   1,590,392
   Sodexo SA...............................................  17,816   1,372,454
   Sodexo SA Sponsored ADR.................................   3,800     292,752
 #*Soitec SA............................................... 169,484     509,697
   Somfy SA................................................   1,174     201,938
   Sopra Group SA..........................................   4,011     189,312
  *Spir Communication SA...................................   2,571      48,994
  *ST Dupont SA............................................  47,976      20,545
   Stallergenes SA.........................................     911      52,890
  *Ste Industrielle d'Aviation Latecoere SA................   7,023      79,755
   Stef SA.................................................   3,632     189,229
   STMicroelectronics NV................................... 592,947   3,492,301
  #STMicroelectronics NV ADR............................... 332,630   1,959,191
   Suez Environnement SA................................... 159,518   1,693,406
  #Sword Group SA..........................................   8,949     144,828
  #Synergie SA.............................................   4,163      38,398
  *Technicolor SA..........................................  87,921     223,363
   Technicolor SA Sponsored ADR............................   4,360      11,023
   Technip SA..............................................  20,012   2,257,160
  #Technip SA ADR.......................................... 106,372   3,022,029
   Teleperformance SA......................................  83,168   2,518,393
   Tessi SA................................................   1,190     111,084
   Thales SA...............................................  74,134   2,609,587
 #*Theolia SA..............................................  60,534     113,099
   Total Gabon SA..........................................      92      41,231
   Total SA................................................ 141,941   7,149,561
  #Total SA Sponsored ADR.................................. 594,342  29,954,837
   Touax SA................................................     701      22,718
   Toupargel Groupe SA.....................................   9,605      66,553

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
FRANCE -- (Continued)
 #*Transgene SA...........................................  15,279 $    161,720
   Trigano SA.............................................  13,899      150,795
  *UbiSoft Entertainment SA............................... 136,484    1,269,900
   Union Financiere de France Banque SA...................   1,141       27,123
   Valeo SA...............................................  91,855    4,044,691
   Vallourec SA...........................................  87,123    3,583,920
  #Veolia Environnement SA................................ 170,832    1,690,903
  #Veolia Environnement SA ADR............................  47,101      468,184
   Viel et Compagnie SA...................................  48,096      167,675
  #Vilmorin & Cie SA......................................   7,697      914,575
   Vinci SA............................................... 158,559    7,028,260
   Virbac SA..............................................   2,717      473,297
  *Vivalis SA.............................................   4,763       45,402
   Vivendi SA............................................. 661,308   13,551,066
   VM Materiaux SA........................................     811       17,063
   Vranken-Pommery Monopole SA............................   3,807      120,625
   Zodiac Aerospace SA....................................  50,808    5,209,547
                                                                   ------------
TOTAL FRANCE..............................................          481,333,054
                                                                   ------------
GERMANY -- (5.3%)
   A.S. Creation Tapeton AG...............................     906       40,220
  *Aareal Bank AG.........................................  73,696    1,584,693
   Adidas-Salomon AG......................................  71,280    6,075,658
  *ADVA Optical Networking SE.............................  61,322      344,984
  *Air Berlin P.L.C.......................................  63,691      126,304
  #Aixtron SE............................................. 100,795    1,322,126
   ALBA SE................................................   5,028      405,483
   Allgeier SE............................................     290        3,996
   Allianz SE............................................. 108,320   13,456,026
   Allianz SE Sponsored ADR............................... 984,886   12,360,319
   Amadeus Fire AG........................................   1,982       91,987
  *Analytik Jena AG.......................................   3,242       41,686
   Asian Bamboo AG........................................  12,050       92,536
   Aurubis AG.............................................  54,673    3,461,169
  #Axel Springer AG.......................................  45,524    1,953,412
   Baader Bank AG.........................................   8,986       21,210
   Balda AG...............................................  11,416       74,996
   BASF SE................................................  60,260    4,998,565
   BASF SE Sponsored ADR..................................  58,000    4,791,380
  #Bauer AG...............................................  12,965      280,680
   Bayer AG...............................................  79,483    6,930,331
  #Bayer AG Sponsored ADR.................................  10,700      932,719
   Bayerische Motoren Werke AG............................ 146,243   11,691,474
   BayWa AG...............................................  19,275      873,539
   Bechtle AG.............................................  18,848      711,281
   Beiersdorf AG..........................................  16,830    1,224,372
   Bertrandt AG...........................................   3,592      300,625
   Bijou Brigitte AG......................................   1,024       71,514
   Bilfinger SE...........................................  53,007    5,194,257
   Biotest AG.............................................   4,237      260,862
  *Boewe Systec AG........................................     836           85
  *Borussia Dortmund GmbH & Co. KGaA......................  81,773      272,006
   Brenntag AG............................................  11,260    1,420,768
   CANCOM AG..............................................  12,277      190,433
   Carl Zeiss Meditec AG..................................  29,296      804,090
   CATOil AG..............................................  22,636      163,522
  *Celesio AG............................................. 125,896    2,440,654
   CENIT AG...............................................   2,601       22,303
   Centrotec Sustainable AG...............................  10,638      192,211
  *Centrotherm Photovoltaics AG...........................   9,301       10,662
   Cewe Color Holding AG..................................   6,219      274,018

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
GERMANY -- (Continued)
  *Colonia Real Estate AG................................     2,454 $    12,522
   Comdirect Bank AG.....................................    36,392     357,669
  *Commerzbank AG........................................ 3,031,448   5,823,624
  *CompuGroup Medical AG.................................    10,931     198,743
  *Conergy AG............................................    31,993      13,169
  *Constantin Medien AG..................................    54,670     101,688
   Continental AG........................................    46,651   4,695,401
   CropEnergies AG.......................................    27,661     168,114
   CTS Eventim AG........................................     9,139     271,348
 #*Curanum AG............................................    15,622      38,026
   DAB Bank AG...........................................    13,385      58,650
   Daimler AG............................................   415,333  19,456,109
   Data Modul AG.........................................     2,305      43,521
   DEAG Deutsche Entertainment AG........................     1,086       3,934
  #Delticom AG...........................................     3,099     173,784
   Deufol AG.............................................    10,845      11,447
   Deutsche Bank AG (5750355)............................   338,130  15,402,110
  #Deutsche Bank AG (D18190898)..........................    81,731   3,735,924
   Deutsche Boerse AG....................................    27,488   1,489,452
   Deutsche Lufthansa AG.................................   332,714   5,090,190
   Deutsche Post AG......................................   639,180  12,672,305
   Deutsche Telekom AG...................................   787,804   8,987,615
   Deutsche Telekom AG Sponsored ADR.....................   528,190   6,047,776
  #Deutsche Wohnen AG....................................   122,645   2,246,142
  *Deutz AG..............................................   110,468     484,565
  *Dialog Semiconductor P.L.C............................    34,822     693,450
   DIC Asset AG..........................................     7,350      68,593
   Douglas Holding AG....................................    28,519   1,392,131
   Dr. Hoenle AG.........................................     5,425      80,064
   Draegerwerk AG & Co. KGaA.............................     1,822     146,961
  #Drillisch AG..........................................    46,551     573,779
   Duerr AG..............................................     9,127     684,668
   DVB Bank SE...........................................    14,830     461,065
   E.ON AG...............................................   609,873  13,883,743
  #E.ON AG Sponsored ADR.................................   218,470   4,963,638
   Eckert & Ziegler AG...................................     4,159     121,534
   Elmos Semiconductor AG................................    13,447     116,482
   ElreingKlinger AG.....................................    33,427     931,851
 #*ENvitec Biogas AG.....................................     1,467      14,248
  #Euromicron AG.........................................     9,473     246,872
  *Evotec AG.............................................   142,137     509,748
   Fielmann AG...........................................     5,612     546,802
 #*First Sensor AG.......................................     8,351      92,302
   Fraport AG............................................    44,866   2,632,882
  #Freenet AG............................................   160,661   2,659,293
   Fresenius Medical Care AG & Co. KGaA..................     3,362     236,227
  #Fresenius Medical Care AG & Co. KGaA ADR..............    26,500   1,865,070
   Fresenius SE & Co. KGaA...............................    30,754   3,506,744
   Fuchs Petrolub AG.....................................     3,792     236,332
  *GAGFAH SA.............................................    57,918     659,154
   GEA Group AG..........................................   132,782   4,154,458
   Gerresheimer AG.......................................    33,931   1,684,180
   Gerry Weber International AG..........................    11,433     519,887
   Gesco AG..............................................     4,242     358,960
   GFK SE................................................    14,393     655,678
   GFT Technologies AG...................................    13,243      55,989
 #*Gigaset AG............................................    49,566      68,793
   Gildemeister AG.......................................    80,554   1,495,031
   Grammer AG............................................    19,676     383,418
   Grenkeleasing AG......................................     8,480     572,362
  *GSW Immobilien AG.....................................       731      30,047

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
GERMANY -- (Continued)
   H&R AG..................................................  13,866 $   228,445
  #Hamburger Hafen und Logistik AG.........................  10,631     258,481
   Hannover Rueckversicherung AG...........................  77,908   5,488,845
  #Hawesko Holding AG......................................   1,492      74,277
 #*Heidelberger Druckmaschinen AG.......................... 321,667     482,783
  #Heidelberger Zement AG.................................. 122,677   6,519,252
   Henkel AG & Co. KGaA....................................  22,389   1,449,656
   Highlight Communications AG.............................  13,073      61,483
  *Hochtief AG.............................................  46,071   2,288,508
  *Homag Group AG..........................................     780      10,066
   Indus Holding AG........................................  32,107     808,342
   Infineon Technologies AG................................  46,196     314,706
  #Infineon Technologies AG ADR............................ 511,176   3,547,561
   Innovation in Traffic Systems AG........................     144       4,647
  *Intershop Communications AG.............................   3,523       8,745
   Isra Vision AG..........................................   2,057      57,288
 #*IVG Immobilien AG....................................... 212,005     527,801
   Jenoptik AG.............................................  64,238     608,654
   K+S AG..................................................  29,929   1,418,467
  *Kabel Deutschland Holding AG............................  46,171   3,331,411
  *Kloeckner & Co. SE...................................... 248,595   2,253,843
  *Koenig & Bauer AG.......................................   2,868      52,187
   Kontron AG..............................................  82,353     387,105
  #Krones AG...............................................  18,064   1,065,674
   KSB AG..................................................     214     113,921
  *Kuka AG.................................................  29,056     872,221
   KWS Saat AG.............................................   2,259     648,835
   Lanxess AG..............................................  61,047   5,050,307
   Leifheit AG.............................................     465      16,100
   Leoni AG................................................  44,372   1,482,520
   Linde AG................................................  53,261   8,962,854
  *Loewe AG................................................   5,186      24,477
   LPKF Laser & Electronics AG.............................   6,673     136,597
   MAN SE..................................................  33,499   3,385,314
 #*Manz AG.................................................   2,826      76,955
  *Masterflex SE...........................................     338       2,195
  *Mediclin AG.............................................  13,261      71,463
 #*Medigene AG.............................................  29,373      41,527
   Merck KGaA..............................................  43,308   5,539,233
   Metro AG................................................  84,614   2,439,281
   MLP AG..................................................  64,937     417,831
  #Mobotix AG..............................................   2,823      69,880
  *Mologen AG..............................................      50         831
  *Morphosys AG............................................  23,627     803,224
   MTU Aero Engines Holding AG.............................  23,528   1,977,866
  #Muehlbauer Holding & Co. AG.............................   1,362      34,639
   Munchener Rueckversicherungs-Gesellschaft AG............  84,700  13,628,464
  #MVV Energie AG..........................................  13,093     375,299
   Nemetschek AG...........................................   2,093      93,241
   Nexus AG................................................   2,391      29,161
 #*Nordex SE...............................................  72,556     253,901
   NORMA Group AG..........................................   8,594     237,599
   OHB AG..................................................   7,105     138,928
  *Patrizia Immobilien AG..................................  35,615     251,534
   Pfeiffer Vacuum Technology AG...........................   4,152     424,482
   PNE Wind AG.............................................  68,848     170,492
 #*Praktiker AG............................................  86,417     161,413
   Progress-Werk Oberkirch AG..............................   1,999      74,352
   PSI AG Gesellschaft Fuer Produkte und Systeme der
     Informationstechnologie...............................   3,155      60,295
   Puma SE.................................................   2,976     849,320
   PVA TePla AG............................................   8,269      24,865

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
GERMANY -- (Continued)
  *QIAGEN NV.............................................. 276,034 $  4,808,779
   QSC AG................................................. 104,564      285,281
 #*R Stahl AG.............................................   2,721       94,163
   Rational AG............................................   1,504      380,721
   Rheinmetall AG.........................................  56,859    2,717,537
   Rhoen-Klinikum AG...................................... 140,590    2,738,057
   RWE AG................................................. 225,596   10,324,280
   S.A.G. Solarstrom AG...................................     918        3,794
  *SAF-Holland SA.........................................  56,478      367,410
   Salzgitter AG..........................................  56,489    2,442,918
   SAP AG.................................................     496       36,170
  #SAP AG Sponsored ADR...................................  54,592    3,979,757
   Schaltbau Holding AG...................................   2,643       88,560
  *Sedo Holding AG........................................     133          278
  #SGL Carbon SE..........................................  47,995    1,914,278
  #Siemens AG Sponsored ADR............................... 200,444   20,226,804
 #*Singulus Technologies AG...............................  59,558       96,125
  #Sixt AG................................................  26,275      488,918
   SKW Stahl-Metallurgie Holding AG.......................   8,451      157,342
 #*Sky Deutschland AG..................................... 415,615    1,811,498
 #*SMA Solar Technology AG................................   5,313      114,124
   SMT Scharf AG..........................................   3,750      109,089
   Software AG............................................  37,440    1,503,523
  #Solarworld AG.......................................... 102,526      177,298
   Stada Arzneimittel AG..................................  83,745    2,536,269
   STINAG Stuttgart Invest AG.............................   2,186       44,786
  *STRATEC Biomedical AG..................................   4,239      178,618
 #*Stroer Out-of-Home Media AG............................  15,081      132,985
   Suedzucker AG..........................................  87,688    3,399,210
 #*Suss Microtec AG.......................................  27,848      262,837
  #Symrise AG.............................................  79,251    2,850,683
  #TAG Immobilien AG...................................... 139,525    1,612,751
   Takkt AG...............................................  18,665      239,650
  *Technotrans AG.........................................   3,213       26,561
   Telegate AG............................................   3,961       30,757
   ThyssenKrupp AG........................................ 324,409    7,392,453
  *Tipp24 SE..............................................   3,748      184,891
   Tom Tailor Holding AG..................................  18,295      390,117
   Tomorrow Focus AG......................................   5,190       23,077
  *TUI AG................................................. 212,139    1,990,618
   United Internet AG.....................................  42,521      850,921
  *Verbio AG..............................................  22,353       47,704
   Volkswagen AG..........................................  13,244    2,589,931
  #Vossloh AG.............................................   8,060      813,007
   VTG AG.................................................  14,802      232,569
  #Wacker Chemie AG.......................................  17,463      987,374
   Wacker Neuson SE.......................................  35,579      484,959
  *Washtec AG.............................................  51,987      614,121
   Wincor Nixdorf AG......................................  10,549      470,417
   Wirecard AG............................................  48,194    1,103,766
   XING AG................................................   2,319      131,938
  *zooplus AG.............................................   1,503       65,153
                                                                   ------------
TOTAL GERMANY.............................................          385,139,891
                                                                   ------------
GREECE -- (0.3%)
  *Aegean Airlines S.A....................................  11,435       23,269
  *Aegek S.A..............................................  33,080        5,399
  *Alapis Holding Industrial & Commercial S.A. of
    Pharmaceutical Chemical Products......................  69,510        3,694
  *Alpha Bank A.E......................................... 664,535    1,558,001
  *Anek Lines S.A......................................... 140,825       23,165
  *Astir Palace Hotels S.A................................  16,370       70,876

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
GREECE -- (Continued)
  *Attica Bank S.A.......................................    40,944 $    32,403
   Autohellas S.A........................................     6,656      10,528
  *Balkan Real Estate S.A................................     2,299         953
  *Bank of Cyprus P.L.C.................................. 1,186,156     501,837
   Bank of Greece S.A....................................    20,979     350,341
   Coca-Cola Hellenic Bottling Co. S.A...................    91,770   1,965,439
  #Coca-Cola Hellenic Bottling Co. S.A. ADR..............    51,857   1,095,738
  *Cyprus Popular Bank PCL...............................   106,783       8,649
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A..    64,268      25,535
  *Elektrak S.A..........................................     2,400       5,131
  *Ellaktor S.A..........................................   153,337     299,902
  *Elval - Hellenic Aluminium Industry S.A...............     9,817      15,164
  *Eurobank Ergasias SA..................................   384,693     448,272
  *Euromedica S.A........................................     5,050       2,521
   EYDAP Athens Water Supply & Sewage Co. S.A............    23,542     134,486
  *Folli Follie Group S.A................................    30,765     420,243
  *Forthnet S.A..........................................    22,553      27,175
  *Fourlis Holdings S.A..................................    42,377     109,569
  *Frigoglass S.A........................................    11,866      68,824
  *GEK Terna Holding Real Estate Construction S.A........    43,566      76,669
  *Halkor S.A............................................    55,380      38,221
   Hellenic Exchanges S.A................................   130,999     585,249
   Hellenic Petroleum S.A................................   166,427   1,304,401
  *Hellenic Telecommunication Organization Co. S.A.......   309,016   1,362,692
 #*Hellenic Telecommunication Organization Co. S.A.
   Sponsored ADR.........................................   103,600     236,208
  *Heracles General Cement Co. S.A.......................     3,247       8,874
  *Iaso S.A..............................................    18,699      17,058
  *Inform P. Lykos S.A...................................     7,855      10,518
  *Intracom Holdings S.A.................................   104,325      43,124
   Intralot S.A.-Integrated Lottery Systems & Services...   142,895     287,455
  *J&P-Avax S.A..........................................   138,549     210,036
   JUMBO S.A.............................................   110,250     729,961
  *Marfin Investment Group Holdings S.A.................. 1,013,154     451,319
   Metka S.A.............................................    31,280     284,595
   Motor Oil (Hellas) Corinth Refineries S.A.............    88,770     773,329
  *Mytilineos Holdings S.A...............................   139,596     633,802
  *National Bank of Greece S.A...........................   928,699   2,175,667
 #*National Bank of Greece S.A. ADR......................   208,002     492,965
   OPAP S.A..............................................   156,100     997,733
  *Piraeus Bank S.A...................................... 1,272,135     686,689
   Piraeus Port Authority S.A............................     5,029      82,044
  *Proton Bank S.A.......................................    33,481          --
  *Public Power Corp. S.A................................    90,520     519,724
  *Real Estate Development & Services S.A................     7,909       6,276
   S&B Industrial Minerals S.A...........................    13,030      91,489
  *Sarantis S.A..........................................    10,732      35,876
  *Sidenor Steel Products Manufacturing Co. S.A..........    28,031      40,655
  *T Bank S.A............................................    46,506          --
  *Technical Olympic S.A.................................     5,360       9,144
  *Teletypos S.A. Mega Channel...........................    10,729       3,683
   Terna Energy S.A......................................    45,319     135,408
   Thessaloniki Port Authority S.A.......................     1,762      33,006
   Thessaloniki Water Supply & Sewage Co. S.A............       522       2,939
  *Titan Cement Co. S.A..................................    71,576   1,333,649
  *TT Hellenic Postbank S.A..............................   225,165      49,030
  *Viohalco Hellenic Copper & Aluminum Industry S.A......   176,559     756,409
                                                                    -----------
TOTAL GREECE.............................................            21,713,011
                                                                    -----------
HONG KONG -- (2.4%)
   AAC Technologies Holdings, Inc........................   250,000     894,942
   Aeon Stores Hong Kong Co., Ltd........................    32,000      79,687

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                          ---------- ----------
HONG KONG -- (Continued)
   AIA Group, Ltd........................................  1,115,800 $4,392,954
   Alco Holdings, Ltd....................................    256,000     53,781
   Allied Group, Ltd.....................................     72,000    191,113
   Allied Properties (H.K.), Ltd.........................  2,868,393    396,840
  *Apac Resources, Ltd...................................  4,320,000    147,392
   APT Satellite Holdings, Ltd...........................    111,000     30,706
   Arts Optical International Holdings, Ltd..............     70,000     20,217
   Asia Financial Holdings, Ltd..........................    270,000    104,945
   Asia Satellite Telecommunications Holdings, Ltd.......    148,000    471,827
   Asia Standard International Group, Ltd................    494,745     87,830
   ASM Pacific Technology, Ltd...........................     34,200    380,447
   Associated International Hotels, Ltd..................     79,000    195,676
   Aupu Group Holding Co., Ltd...........................    400,000     33,966
  *Auto Italia Holdings..................................     25,000        868
  #Bank of East Asia, Ltd................................    934,135  3,444,944
   Bauhaus International Holdings, Ltd...................     50,000      9,136
  *Bio-Dynamic Group, Ltd................................    664,000     49,507
  *Birmingham International Holdings, Ltd................  1,534,000     30,086
   BOC Hong Kong Holdings, Ltd...........................    682,500  2,096,971
  #Bonjour Holdings, Ltd.................................    692,000     89,048
   Bossini International Holdings, Ltd...................  1,204,000     60,345
 #*Brightoil Petroleum Holdings, Ltd.....................  2,292,000    459,538
  *Brockman Mining, Ltd..................................  2,758,520    136,619
 #*Burwill Holdings, Ltd.................................  3,573,600     45,468
   Cafe de Coral Holdings, Ltd...........................    208,000    615,141
  *Capital Estate, Ltd...................................    245,000      4,245
  *Carico Holdings, Ltd..................................  2,240,000     92,361
  *Cathay Pacific Airways, Ltd...........................  1,033,000  1,870,957
   Champion Technology Holdings, Ltd.....................  1,992,397     26,910
  *Chaoyue Group, Ltd....................................    650,000     37,959
   Chen Hsong Holdings, Ltd..............................    360,000     97,296
   Cheuk Nang Holdings, Ltd..............................     94,768     52,305
   Cheung Kong Holdings, Ltd.............................    675,000  9,949,204
   Cheung Kong Infrastructure Holdings, Ltd..............    178,045  1,044,287
   Chevalier International Holdings, Ltd.................    102,000    130,112
  *China Billion Resources, Ltd..........................  5,752,080         --
  *China Boon Holdings, Ltd..............................  2,400,000     27,511
  *China Daye Non-Ferrous Metals Mining, Ltd.............    450,000     18,292
  *China Electronics Corp. Holdings Co., Ltd.............    150,000     12,921
  *China Energy Development Holdings, Ltd................  5,924,000     95,924
  *China Environmental Investment Holdings, Ltd..........  1,845,000     44,736
  *China Financial Services Holdings, Ltd................    304,000     18,528
  *China Flavors & Fragrances Co., Ltd...................     24,890      4,535
  *China Infrastructure Investment, Ltd..................  2,032,000     46,976
   China Metal International Holdings, Ltd...............    540,000     93,912
  *China Nuclear Industry 23 International Corp., Ltd....    274,000     61,423
  *China Renji Medical Group, Ltd........................  7,088,000         --
  *China Resources & Transportation Group, Ltd...........  5,600,000    201,798
  *China Solar Energy Holdings, Ltd...................... 10,335,000     38,570
   China Ting Group Holdings, Ltd........................    692,000     35,660
  *China Tycoon Beverage Holdings, Ltd...................     60,000        658
   China WindPower Group, Ltd............................  4,743,400    125,936
  #Chong Hing Bank, Ltd..................................    206,000    373,839
   Chow Sang Sang Holdings International, Ltd............    335,000    711,269
   Chu Kong Shipping Enterprise Group Co., Ltd...........    774,000    126,587
   Chuang's China Investments, Ltd.......................    798,000     44,634
   Chuang's Consortium International, Ltd................    565,487     66,989
   Chun Wo Development Holdings, Ltd.....................    348,000     26,430
   Citic Telecom International Holdings, Ltd.............  1,187,000    272,022
   City Telecom, Ltd. ADR................................     20,634     90,583
   CK Life Sciences International Holdings, Inc..........  4,956,000    395,662

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                          ---------- ----------
HONG KONG -- (Continued)
  #CLP Holdings, Ltd.....................................    187,500 $1,597,571
   COL Capital, Ltd......................................     64,000      7,566
  *Continental Holdings, Ltd.............................  2,200,000     25,779
   Cosmos Machinery Enterprises, Ltd.....................    250,000     14,627
  *CP Lotus Corp., Ltd...................................  1,420,000     25,764
   Cross-Harbour Holdings, Ltd. (The)....................    102,000     83,080
   CSI Properties, Ltd...................................  5,104,200    210,816
  *Culture Landmark Investment, Ltd......................    103,000      8,107
  *Culturecom Holdings, Ltd..............................    730,000    139,220
   Dah Sing Banking Group, Ltd...........................    613,022    607,710
   Dah Sing Financial Holdings, Ltd......................    192,450    738,345
   Dan Form Holdings Co., Ltd............................  1,327,900    184,395
  *Dejin Resources Group Co., Ltd........................  1,047,500     10,106
   Dickson Concepts International, Ltd...................    439,500    226,421
   Dorsett Hospitality International, Ltd................    376,000     83,207
  *DVN Holdings, Ltd.....................................  1,226,000     40,244
   Eagle Nice International Holdings, Ltd................    534,000    116,005
   EcoGreen Fine Chemicals Group, Ltd....................    232,000     42,168
  *EganaGoldpfeil Holdings, Ltd..........................    209,588         --
   Emperor Entertainment Hotel, Ltd......................    725,000    135,320
   Emperor International Holdings, Ltd...................  1,896,416    453,419
   Emperor Watch & Jewellery, Ltd........................  3,490,000    331,126
  *Enviro Energy International Holdings, Ltd.............    408,000      6,976
  *EPI Holdings, Ltd.....................................  1,938,000     52,431
 #*Esprit Holdings, Ltd..................................  2,113,742  2,733,135
  *eSun Holdings, Ltd....................................  1,123,000    167,548
   EVA Precision Industrial Holdings, Ltd................  1,776,000    184,832
   Fairwood, Ltd.........................................     80,000    167,592
   Far East Consortium International, Ltd................  1,406,643    279,835
   First Pacific Co., Ltd................................  2,001,756  2,225,515
 #*Fook Woo Group Holdings, Ltd..........................    746,000    130,910
   Fountain SET Holdings, Ltd............................    590,000     50,109
 #*Foxconn International Holdings, Ltd...................  3,019,000  1,043,546
  *Frasers Property China, Ltd...........................  2,280,000    127,602
  *Galaxy Entertainment Group, Ltd.......................    533,000  1,824,021
  *Genting Hong Kong, Ltd................................    678,000    213,827
   Get Nice Holdings, Ltd................................  5,408,000    225,956
   Giordano International, Ltd...........................  1,244,000  1,032,775
   Glorious Sun Enterprises, Ltd.........................    656,000    180,907
   Gold Peak Industries Holding, Ltd.....................    453,000     42,664
   Golden Resources Development International, Ltd.......    676,000     31,353
  *Greenheart Group, Ltd.................................    296,000     19,761
  *G-Resources Group, Ltd................................ 19,704,000    949,861
   Guangnan Holdings, Ltd................................    756,000     90,440
   Guotai Junan International Holdings, Ltd..............    574,000    169,102
   Haitong International Securities Group, Ltd...........    296,328    102,316
  *Hang Fung Gold Technology, Ltd........................    250,000         --
   Hang Lung Group, Ltd..................................    649,000  3,823,472
   Hang Lung Properties, Ltd.............................  1,514,000  5,252,089
  #Hang Seng Bank, Ltd...................................     93,200  1,429,646
  *Hans Energy Co., Ltd..................................  1,214,000     13,796
   Harbour Centre Development, Ltd.......................    158,000    240,510
   Henderson Land Development Co., Ltd...................    845,397  5,835,554
   HKR International, Ltd................................    883,162    422,368
   Hon Kwok Land Investment Co., Ltd.....................    234,000     87,031
   Hong Kong & China Gas Co., Ltd........................    584,519  1,555,440
  #Hong Kong & Shanghai Hotels, Ltd......................    861,424  1,136,035
 #*Hong Kong Aircraft Engineering Co., Ltd...............     25,600    348,808
   Hong Kong Exchanges & Clearing, Ltd...................    165,400  2,708,287
   Hongkong Chinese, Ltd.................................  1,655,143    273,030
  *Hop Fung Group Holdings, Ltd..........................     30,000        958

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
HONG KONG -- (Continued)
   Hopewell Holdings, Ltd...............................    863,500 $ 3,115,269
   Hsin Chong Construction Group, Ltd...................    466,000      64,180
  *Huafeng Group Holdings, Ltd..........................  2,039,800      62,162
   Hung Hing Printing Group, Ltd........................    528,524      77,594
   Hutchison Telecommunications Hong Kong Holdings, Ltd.  2,278,000     941,787
   Hutchison Whampoa, Ltd...............................  1,030,000  10,103,601
  *Hybrid Kinetic Group, Ltd............................  2,306,000      28,073
  #Hysan Development Co., Ltd...........................    172,215     764,129
  *IDT International, Ltd...............................    496,000       8,298
  *Imagi International Holdings, Ltd....................  4,880,000      69,683
   IPE Group, Ltd.......................................  1,225,000      89,855
  *IRC, Ltd,............................................    972,000     119,675
  #IT, Ltd..............................................    753,087     298,218
   ITC Properties Group, Ltd............................    228,400      73,715
  *Jinhui Holdings, Ltd.................................    167,000      30,176
   Jiuzhou Development Co., Ltd.........................    642,000      67,835
  *JLF Investment Co., Ltd..............................    610,000      28,277
   Johnson Electric Holdings, Ltd.......................  1,816,000   1,158,870
   K Wah International Holdings, Ltd....................  1,968,413     890,729
   Kam Hing International Holdings, Ltd.................     74,000       5,768
   Kantone Holdings, Ltd................................  2,444,360      21,298
   Kerry Properties, Ltd................................    652,083   3,241,275
   Kin Yat Holdings, Ltd................................    176,000      20,642
  *King Stone Energy Group, Ltd.........................    872,000      54,946
   Kingmaker Footwear Holdings, Ltd.....................    754,000     107,359
   Kingston Financial Group, Ltd........................  3,751,000     289,482
  *Ko Yo Chemical Group, Ltd............................  5,180,000      80,799
   Kowloon Development Co., Ltd.........................    552,000     633,501
  *Lai Sun Development Co., Ltd......................... 18,314,666     450,562
  *Lai Sun Garment International, Ltd...................    918,000     117,253
   Lam Soon Hong Kong, Ltd..............................     12,000       5,479
   Lee & Man Chemical Co., Ltd..........................    158,000      82,935
   Lerado Group Holdings Co., Ltd.......................    570,000      54,326
   Li & Fung, Ltd.......................................  1,309,250   2,184,044
   Lifestyle International Holdings, Ltd................    294,000     624,430
   Lippo China Resources, Ltd...........................  5,560,000     143,072
   Lippo, Ltd...........................................    290,000     124,405
   Liu Chong Hing Investment, Ltd.......................    160,000     166,348
  *L'Occitane International SA..........................     98,750     306,977
   Luen Thai Holdings, Ltd..............................    216,000      28,967
   Luk Fook Holdings International, Ltd.................    348,000     869,255
   Luks Group (Vietnam Holdings) Co., Ltd...............    130,000      29,923
  *Lung Cheong International Holdings, Ltd..............  1,224,000      43,292
   Lung Kee (Bermuda) Holdings, Ltd.....................    222,000      68,675
   Magnificent Estates, Ltd.............................  3,238,000     156,693
 #*Man Wah Holdings, Ltd................................     20,000      12,214
   Man Yue Technology Holdings, Ltd.....................    254,000      41,842
  *Mei Ah Entertainment Group, Ltd......................  3,200,000      56,354
   Melco International Development, Ltd.................  1,419,000   1,367,790
  #Midland Holdings, Ltd................................    842,000     423,572
   Ming Fai International Holdings, Ltd.................    453,000      40,810
  *Ming Fung Jewellery Group, Ltd.......................  3,284,000     149,773
   Miramar Hotel & Investment Co., Ltd..................    241,000     303,027
 #*Mongolian Mining Corp................................    769,500     375,969
   MTR Corp.............................................    537,214   2,088,571
  *Nan Nan Resources Enterprise, Ltd....................    124,000      13,579
   Natural Beauty Bio-Technology, Ltd...................     70,000       7,039
 #*Neo-Neon Holdings, Ltd...............................    565,500     121,960
  *Net2Gather China Holdings, Ltd.......................    127,200      10,068
   New Century Group Hong Kong, Ltd.....................    623,200      12,690
  *New Smart Energy Group, Ltd..........................  7,350,000      70,079

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
HONG KONG -- (Continued)
   New World Development Co., Ltd........................ 3,284,882 $ 5,054,061
   NewOcean Green Energy Holdings, Ltd................... 1,076,000     413,142
  *Next Media, Ltd.......................................   722,000     153,156
  *Norstar Founders Group, Ltd...........................   420,000          --
  *North Asia Resources Holdings, Ltd....................   615,000      25,379
   NWS Holdings, Ltd..................................... 1,244,153   1,884,677
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd. 2,130,000     108,376
   Orient Overseas International, Ltd....................   369,000   2,332,743
   Oriental Watch Holdings, Ltd..........................   666,240     198,604
   Pacific Andes International Holdings, Ltd............. 2,774,274     155,395
   Pacific Basin Shipping, Ltd........................... 2,579,000   1,373,153
   Pacific Textile Holdings, Ltd.........................   432,000     284,923
   Paliburg Holdings, Ltd................................   586,790     184,568
  *Pan Asia Environmental Protection Group, Ltd..........   522,000      38,083
   PCCW, Ltd............................................. 2,655,000   1,069,612
   PCCW, Ltd. Sponsored ADR..............................     7,400      29,600
 #*Peace Mark Holdings, Ltd..............................   308,000          --
  *Pearl Oriental Oil, Ltd............................... 2,216,627     191,092
   Pegasus International Holdings, Ltd...................    82,000      11,581
   Pico Far East Holdings, Ltd...........................   718,000     175,873
   Playmates Holdings, Ltd...............................    73,400      42,575
  *PME Group, Ltd........................................ 2,540,000      55,688
  *PNG Resources Holdings, Ltd........................... 2,832,000      43,820
   Polytec Asset Holdings, Ltd........................... 1,650,000     192,858
   Power Assets Holdings, Ltd............................   248,000   2,107,391
   Public Financial Holdings, Ltd........................   464,000     209,049
  *PYI Corp., Ltd........................................ 4,260,552      90,071
   Regal Hotels International Holdings, Ltd..............   915,400     401,881
   Richfield Group Holdings, Ltd......................... 1,624,000      77,190
  *Rising Development Holdings, Ltd......................   278,000      11,461
   SA SA International Holdings, Ltd.....................   448,000     306,752
  *Samsonite International SA............................   402,900     836,987
 #*Sandmartin International Holdings, Ltd................   270,000      31,024
   Sands China, Ltd......................................   134,800     503,897
   SCMP Group, Ltd.......................................    10,000       2,060
   SEA Holdings, Ltd.....................................   246,000     170,752
   Shangri-La Asia, Ltd.................................. 1,204,166   2,324,575
   Shenyin Wanguo, Ltd...................................   355,000      95,627
   Shenzhen High-Tech Holdings, Ltd......................   172,000      20,221
  *Shougang Concord Technology Holdings, Ltd............. 1,574,000      86,224
   Shun Tak Holdings, Ltd................................ 2,568,250   1,023,342
   Sing Tao News Corp., Ltd..............................   490,000      68,083
   Singamas Container Holdings, Ltd...................... 2,308,000     580,409
   Sino Land Co., Ltd.................................... 2,707,675   4,844,568
  *Sinocop Resources Holdings, Ltd.......................   380,000      30,400
  *Sino-Tech International Holdings, Ltd................. 8,630,000      77,948
   SJM Holdings, Ltd.....................................   308,000     669,091
   SmarTone Telecommunications Holdings, Ltd.............   396,803     798,518
   SOCAM Development, Ltd................................   404,488     415,432
  *Solomon Systech International, Ltd.................... 1,974,000      54,866
   Soundwill Holdings, Ltd...............................    16,000      29,022
  *South China (China), Ltd.............................. 1,088,000      84,061
   Stella International Holdings, Ltd....................   183,500     482,197
   Stelux Holdings International, Ltd....................   622,600     139,282
  *Success Universe Group, Ltd........................... 1,064,000      24,550
   Sun Hing Vision Group Holdings, Ltd...................   122,000      40,889
   Sun Hung Kai & Co., Ltd...............................   979,787     559,215
   Sun Hung Kai Properties, Ltd..........................   762,699  10,543,506
  *Sun Innovation Holdings, Ltd.......................... 1,120,000      11,485
  *Superb Summit International Group, Ltd................ 2,801,000      82,104
 #*Sustainable Forest Holdings, Ltd...................... 4,087,500      83,859

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
HONG KONG -- (Continued)
  *Swire Properties, Ltd................................    87,800 $    271,841
   Symphony Holdings, Ltd...............................   511,500       19,473
   Tai Cheung Holdings, Ltd.............................   578,000      457,980
  *Talent Property Group, Ltd........................... 1,245,000       23,158
   Tan Chong International, Ltd.........................   372,000      102,315
   Tao Heung Holdings, Ltd..............................    36,000       19,655
 #*Taung Gold International, Ltd........................ 3,200,000       65,651
   Techtronic Industries Co., Ltd....................... 1,761,500    3,338,948
   Television Broadcasts, Ltd...........................   131,000      972,847
   Termbray Industries International (Holdings), Ltd....   112,000       12,250
   Texwinca Holdings, Ltd...............................   568,000      450,138
  *Theme International Holdings, Ltd....................   680,000       11,376
  *Titan Petrochemicals Group, Ltd...................... 3,200,000        1,032
  *Tom Group, Ltd....................................... 1,250,000      149,634
   Tongda Group Holdings, Ltd........................... 4,580,000      188,366
  *Town Health International Investments, Ltd...........   384,835       20,571
   Tradelink Electronic Commerce, Ltd...................   198,000       32,357
  #Transport International Holdings, Ltd................   269,800      554,329
   Trinity, Ltd.........................................   762,000      531,608
  *TSC Group Holdings, Ltd..............................   771,000      119,941
   Tse Sui Luen Jewellery International, Ltd............    60,000       30,978
   Tungtex Holdings Co., Ltd............................    88,000        9,414
   Tysan Holdings, Ltd..................................   300,000       57,244
 #*United Laboratories International Holdings, Ltd.
  (The).................................................   947,500      501,712
   Universal Technologies Holdings, Ltd................. 1,270,000       73,596
  *U-Right International Holdings, Ltd.................. 1,502,000        2,713
  *Value Convergence Holdings, Ltd......................   252,000       38,875
   Value Partners Group, Ltd............................   506,000      274,686
   Varitronix International, Ltd........................   369,000      133,481
   Vedan International Holdings, Ltd.................... 1,192,000       78,324
  #Victory City International Holdings, Ltd............. 1,229,650      129,736
   Vitasoy International Holdings, Ltd..................   316,000      298,878
  *Vongroup, Ltd........................................ 1,765,000        8,418
   VST Holdings, Ltd....................................   764,000      133,586
  #VTech Holdings, Ltd..................................    61,800      732,076
   Wai Kee Holdings, Ltd................................   222,000       41,682
   Wang On Group, Ltd................................... 3,320,000       36,268
   Wharf Holdings, Ltd..................................   735,750    5,030,751
   Wheelock & Co., Ltd..................................   828,000    3,627,656
   Win Hanverky Holdings, Ltd...........................   598,000       60,048
   Wing Hang Bank, Ltd..................................   200,205    2,120,545
  #Wing On Co. International, Ltd.......................   123,137      342,024
   Wing Tai Properties, Ltd.............................   374,000      231,008
   Wong's Kong King International Holdings, Ltd.........   110,000       11,639
  #Wynn Macau, Ltd......................................   265,600      749,936
  #Xinyi Glass Holdings, Ltd............................ 1,416,000      790,583
   Yau Lee Holdings, Ltd................................   218,000       36,232
   Yeebo (International Holdings), Ltd..................    26,000        3,848
   YGM Trading, Ltd.....................................    89,000      213,440
   Yue Yuen Industrial Holdings, Ltd....................   471,500    1,616,804
  *Yugang International, Ltd............................ 4,450,000       31,607
                                                                   ------------
TOTAL HONG KONG.........................................            170,749,434
                                                                   ------------
IRELAND -- (0.5%)
   Aer Lingus Group P.L.C...............................   137,266      183,381
  *Anglo Irish Bank Corp. P.L.C. (B06H8J9)..............   165,847           --
  *Anglo Irish Bank Corp. P.L.C. (B076LH4)..............   457,521           --
   C&C Group P.L.C. (B010DT8)...........................    24,767      118,911
   C&C Group P.L.C. (B011Y09)...........................   442,022    2,117,638
   CRH P.L.C. (0182704).................................    70,855    1,324,083
   CRH P.L.C. (4182249).................................   160,387    2,985,380

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
IRELAND -- (Continued)
  #CRH P.L.C. Sponsored ADR..............................   424,196 $ 7,911,255
   DCC P.L.C. (0242493)..................................    25,457     728,169
   DCC P.L.C. (4189477)..................................    81,310   2,323,159
   Dragon Oil P.L.C. (0059079)...........................    78,269     700,664
   Dragon Oil P.L.C. (5323218)...........................   234,676   2,096,183
  *Elan Corp. P.L.C......................................    11,725     127,604
  *Elan Corp. P.L.C. Sponsored ADR.......................   203,900   2,202,120
   FBD Holdings P.L.C. (0329028).........................    18,709     234,019
   FBD Holdings P.L.C. (4330231).........................    16,564     207,436
   Glanbia P.L.C. (0066950)..............................    74,909     710,730
   Glanbia P.L.C. (4058629)..............................    27,923     264,696
  *Governor & Co. of the Bank of Ireland P.L.C. (The).... 3,660,184     432,367
 #*Governor & Co. of the Bank of Ireland P.L.C.
   Sponsored ADR (The)...................................    69,496     371,109
   Grafton Group P.L.C...................................   220,268     960,329
   IFG Group P.L.C. (0232524)............................    19,722      35,798
   IFG Group P.L.C. (4373355)............................    34,933      63,344
  *Independent News & Media P.L.C. (B59HWB1).............   115,743      12,755
  *Independent News & Media P.L.C. (B5TR5N4).............     9,779       1,077
   Irish Continental Group P.L.C.........................     6,787     165,511
  *Kenmare Resources P.L.C. (0487948)....................   296,459     187,431
  *Kenmare Resources P.L.C. (4490737)....................    61,000      38,511
   Kerry Group P.L.C. Series A (0490656).................    76,886   4,026,619
   Kerry Group P.L.C. Series A (4519579).................    22,072   1,153,948
   Kingspan Group P.L.C. (0492793).......................    19,320     201,987
   Kingspan Group P.L.C. (4491235).......................   144,670   1,508,795
  *McInerney Holdings P.L.C..............................    94,047          --
   Paddy Power P.L.C. (0258810)..........................     7,672     566,626
   Paddy Power P.L.C. (4828974)..........................    11,659     860,137
  *Petroceltic International P.L.C....................... 1,345,471     150,065
   Smurfit Kappa Group P.L.C.............................   144,840   1,596,910
                                                                    -----------
TOTAL IRELAND............................................            36,568,747
                                                                    -----------
ISRAEL -- (0.5%)
  *Africa Israel Investments, Ltd........................   106,992     272,290
  *Africa Israel Properties, Ltd.........................     7,553      58,638
  *Airport City, Ltd.....................................     7,786      35,129
  *Allot Communications, Ltd.............................       945      21,335
  *Alon Holdings Blue Square Israel, Ltd.................    15,717      40,735
  *AL-ROV Israel, Ltd....................................     4,964     111,531
  *Alrov Properties & Lodgings, Ltd......................     1,569      27,585
  *Alvarion, Ltd.........................................    80,114      36,205
   Amot Investments, Ltd.................................    44,320     103,317
  *AudioCodes, Ltd.......................................    29,705      67,418
   Avgol Industries 1953, Ltd............................    30,929      23,282
   Azrieli Group, Ltd....................................    32,119     719,499
   Babylon, Ltd..........................................    23,921     197,430
  *Bank Hapoalim B.M..................................... 1,000,946   3,937,812
  *Bank Leumi Le-Israel B.M.............................. 1,010,362   3,256,658
   Bayside Land Corp.....................................       554     103,905
   Bezeq Israeli Telecommunication Corp., Ltd............   436,963     532,347
  *Biocell, Ltd..........................................       937       5,455
  *BioLineRX, Ltd........................................     1,906         607
  *Cellcom Israel, Ltd...................................    15,074     134,534
  *Ceragon Networks, Ltd.................................    14,237      62,506
  *Clal Biotechnology Industries, Ltd....................    34,346     106,132
   Clal Industries, Ltd..................................    83,965     296,562
   Clal Insurance Enterprises Holdings, Ltd..............    27,678     376,191
   Delek Automotive Systems, Ltd.........................    31,324     196,022
   Delek Group, Ltd......................................     3,983     757,386
   Delta-Galil Industries, Ltd...........................       476       5,005
   DS Apex Holdings, Ltd.................................    17,159      80,504

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
ISRAEL -- (Continued)
  *El Al Israel Airlines, Ltd............................   196,272 $    23,124
  *Elbit Medical Imaging, Ltd............................    14,867      34,403
   Elbit Systems, Ltd....................................    26,649     938,238
   Electra, Ltd..........................................     1,787     151,471
   Elron Electronic Industries, Ltd......................    20,288      96,066
  *Evogene, Ltd..........................................    19,051      83,573
  *EZchip Semiconductor, Ltd. (6554998)..................     2,588      81,287
 #*EZchip Semiconductor, Ltd. (M4146Y108)................    24,727     766,537
  *First International Bank of Israel, Ltd...............    30,016     356,516
   FMS Enterprises Migun, Ltd............................     3,360      44,977
  *Formula Systems (1985), Ltd...........................     8,566     136,258
   Frutarom Industries, Ltd..............................    47,068     506,903
  *Gilat Satellite Networks, Ltd.........................    28,182     125,607
  *Given Imaging, Ltd....................................    14,112     254,078
   Golf & Co., Ltd.......................................    12,895      40,118
  *Hadera Paper, Ltd.....................................     2,941     128,151
   Harel Insurance Investments & Finances, Ltd...........    13,707     516,478
   Hot Telecommunications Systems, Ltd...................    23,179     230,179
  *Industrial Building Corp., Ltd........................    57,446      76,502
   Israel Chemicals, Ltd.................................    84,184   1,053,194
  *Israel Discount Bank, Ltd. Series A................... 1,005,757   1,418,772
   Israel Land Development Co., Ltd. (The)...............     7,214      27,447
   Ituran Location & Control, Ltd. (B0LDC23).............    19,534     243,303
   Ituran Location & Control, Ltd. (M6158M104)...........     1,690      20,888
  *Jerusalem Oil Exploration, Ltd........................    13,185     221,775
  *Kamada, Ltd...........................................    12,435      99,083
  *Kardan Yazamut, Ltd...................................     7,525         788
  *Magic Software Enterprises, Ltd.......................    10,713      48,722
   Matrix IT, Ltd........................................    60,458     263,646
   Melisron, Ltd.........................................     9,642     161,522
  *Mellanox Technologies, Ltd............................    21,944   1,656,058
  *Menorah Mivtachim Holdings, Ltd.......................    30,184     231,302
   Migdal Insurance & Financial Holding, Ltd.............   354,571     477,765
  *Mizrahi Tefahot Bank, Ltd.............................   170,311   1,546,508
  *Naphtha Israel Petroleum Corp., Ltd...................    43,102     165,344
   Neto Me Holdings, Ltd.................................     1,394      46,621
  *NICE Systems, Ltd. Sponsored ADR......................    55,680   1,854,144
  *Nitsba Holdings (1995), Ltd...........................    22,046     174,420
  *Nova Measuring Instruments, Ltd.......................     6,056      42,735
  *Oil Refineries, Ltd................................... 1,015,242     488,845
  *Orckit Communications, Ltd............................     1,062         221
   Ormat Industries, Ltd.................................    84,529     448,992
   Osem Investments, Ltd.................................    29,010     438,086
   Partner Communications Co., Ltd.......................    20,502     117,993
   Partner Communications Co., Ltd. ADR..................    10,175      57,998
   Paz Oil Co., Ltd......................................     5,543     730,436
  *Phoenix Holdings, Ltd. (The)..........................    68,435     142,312
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...     6,583     196,246
  *Retalix, Ltd..........................................    20,386     402,171
   Shikun & Binui, Ltd...................................   185,070     308,820
  *Strauss Group, Ltd....................................    43,951     496,807
  *Suny Electronic, Ltd..................................     4,395       3,733
   Super-Sol, Ltd. Series B..............................    54,981     148,523
   Teva Pharmaceutical Industries, Ltd...................     1,324      53,412
   Teva Pharmaceutical Industries, Ltd. Sponsored ADR....   197,654   7,989,175
  *Tower Semiconductor, Ltd..............................    20,742     172,564
  *Union Bank of Israel, Ltd.............................    26,181      85,900
                                                                    -----------
TOTAL ISRAEL.............................................            38,192,757
                                                                    -----------
ITALY -- (2.0%)
  *A2A SpA...............................................   587,148     289,319

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
ITALY -- (Continued)
   ACEA SpA..............................................    54,685 $   300,930
   Acegas-APS SpA........................................    27,685     199,500
  *Acotel Group SpA......................................       164       5,283
  *Aedes SpA.............................................   413,437      34,231
   Alerion Cleanpower SpA................................    21,417     104,587
   Amplifon SpA..........................................    74,575     345,887
   Ansaldo STS SpA.......................................    52,621     428,232
  *Arnoldo Mondadori Editore SpA.........................   193,792     262,023
  *Ascopiave SpA.........................................    41,689      71,819
   Assicurazioni Generali SpA............................   602,224   9,806,590
   Astaldi SpA...........................................    86,361     555,998
  #Atlantia SpA..........................................    68,727   1,136,735
   Autogrill SpA.........................................    76,248     780,495
   Azimut Holding SpA....................................   101,464   1,289,002
 #*Banca Carige SpA......................................   850,437     787,316
  #Banca Finnat Euramerica SpA...........................    48,133      16,209
   Banca Generali SpA....................................    28,974     425,505
   Banca IFIS SpA........................................     8,381      57,558
 #*Banca Monte Dei Paschi di Siena SpA................... 6,396,900   1,768,298
   Banca Piccolo Credito Valtellinese Scarl..............   366,139     583,018
   Banca Popolare dell'Emilia Romagna Scarl..............   379,973   2,264,266
  *Banca Popolare dell'Etruria e del Lazio Scarl.........   103,509     114,173
  *Banca Popolare di Milano Scarl........................ 5,000,787   2,755,754
   Banca Popolare di Sondrio Scarl.......................   419,899   2,404,980
  #Banca Profilo SpA.....................................   191,941      59,970
   Banco di Desio e della Brianza SpA....................    50,037     132,952
  *Banco Popolare Scarl.................................. 1,824,522   2,911,521
   BasicNet SpA..........................................    47,125     108,115
   Beghelli SpA..........................................    52,121      27,727
  *Biesse SpA............................................     8,931      30,472
   Bonifica Terreni Ferraresi e Imprese Agricole SpA.....       954      50,857
   Brembo SpA............................................    37,969     387,662
  *Brioschi Sviluppo Immobiliare SpA.....................   218,173      24,784
  #Buzzi Unicem SpA......................................   124,595   1,482,630
  #C.I.R. SpA - Compagnie Industriali Riunite............   592,104     677,994
   Cairo Communication SpA...............................    13,925      43,715
   Caltagirone Editore SpA...............................   103,994     122,844
  *Carraro SpA...........................................    24,693      64,250
   Cembre SpA............................................     4,534      36,140
   Cementir Holding SpA..................................    90,622     191,216
   Credito Bergamasco SpA................................     7,858     143,241
   Credito Emiliano SpA..................................   171,336     827,520
  *d'Amico International Shipping S.A....................    13,646       5,861
  #Danieli & Co. SpA.....................................    23,943     685,844
   Davide Campari - Milano SpA...........................   173,024   1,404,194
   De Longhi SpA.........................................    47,129     628,343
  *Delclima SpA..........................................    35,945      30,843
   DiaSorin SpA..........................................    11,549     387,834
  *EI Towers SpA.........................................     3,548      93,649
  *Enel Green Power SpA..................................   681,268   1,160,362
   Enel SpA..............................................   765,895   2,884,153
  *Engineering Ingegneria Informatica SpA................     4,436     156,951
   Eni SpA...............................................   369,171   8,494,919
  #Eni SpA Sponsored ADR.................................   221,992  10,187,213
   ERG SpA...............................................    70,003     508,214
   Esprinet SpA..........................................    49,730     203,521
  *Eurotech SpA..........................................    33,665      49,383
  #Falck Renewables SpA..................................   244,688     298,959
   Fiat Industrial SpA...................................   279,288   3,027,182
 #*Fiat SpA.............................................. 1,254,871   6,141,308
  *Fiat SpA Sponsored ADR................................     8,900      44,411

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
ITALY -- (Continued)
   Fiera Milano SpA.......................................     2,610 $   13,242
 #*Finmeccanica SpA.......................................   682,403  3,384,307
  *Fondiaria-Sai SpA......................................   524,413    682,067
  *Gas Plus SpA...........................................     5,879     37,229
  *Gemina SpA.............................................   889,056    848,935
  #Geox SpA...............................................   154,158    440,780
   Gruppo Editoriale L'Espresso SpA.......................   179,761    178,495
   Gruppo MutuiOnline SpA.................................       659      3,008
  #Hera SpA...............................................   351,113    591,951
   Immsi SpA..............................................   295,381    147,084
   Impregilo SpA..........................................   553,375  2,234,625
   Indesit Co. SpA........................................    66,228    410,828
   Industria Macchine Automatiche SpA.....................     3,460     60,600
  *Intek SpA..............................................    73,119     40,767
  #Interpump Group SpA....................................   100,384    764,043
   Intesa Sanpaolo SpA.................................... 4,690,350  7,555,619
   Intesa Sanpaolo SpA Sponsored ADR......................    13,817    133,334
   Iren SpA...............................................   312,378    176,083
  #Italcementi SpA........................................   117,272    593,516
  *Italmobiliare SpA......................................    11,694    180,296
  *Juventus Football Club SpA.............................   919,332    255,891
  *KME Group SpA..........................................   363,715    164,720
  *Landi Renzo SpA........................................    48,404     88,123
   Lottomatica Group SpA..................................    62,496  1,345,125
   Luxottica Group SpA....................................     4,060    154,961
  #Luxottica Group SpA Sponsored ADR......................    13,000    494,780
  *Maire Tecnimont SpA....................................   351,516    280,658
   Marcolin SpA...........................................    14,922     81,173
 #*Mariella Burani SpA....................................     2,897         --
   MARR SpA...............................................    23,800    224,805
  #Mediaset SpA...........................................   864,297  1,518,230
   Mediobanca SpA.........................................   731,673  4,183,462
  #Mediolanum SpA.........................................   254,668  1,250,166
  *Milano Assicurazioni SpA...............................   271,486    115,570
  *Molecular Medicine SpA.................................       578        318
   Nice SpA...............................................    16,046     53,309
   Parmalat SpA........................................... 1,003,911  2,275,203
  #Piaggio & C. SpA.......................................   211,207    520,868
  *Pininfarina SpA........................................    20,537     82,459
  #Pirelli & C. SpA.......................................   319,574  3,712,352
  *Poltrona Frau SpA......................................    21,297     26,909
 #*Prelios SpA............................................ 1,728,709    185,863
  *Premafin Finanziaria SpA...............................   173,719     35,087
  *Prima Industrie SpA....................................       514      6,229
   Prysmian SpA...........................................    87,952  1,695,787
 #*RCS MediaGroup SpA.....................................   150,344    274,133
   Recordati SpA..........................................    84,777    679,248
  *Reno de Medici SpA.....................................   220,924     40,182
   Reply SpA..............................................       227      5,906
  *Retelit SpA............................................    97,423     68,221
   Sabaf SpA..............................................     3,423     38,751
   SAES Getters SpA.......................................     4,958     45,755
  *Safilo Group SpA.......................................    63,059    533,051
   Saipem SpA.............................................    40,836  1,840,024
 #*Saras SpA..............................................   455,457    609,485
   SAVE SpA...............................................    28,144    261,352
  *Screen Service Broadcasting Technologies SpA...........     9,240      2,493
  *Seat Pagine Gialle SpA.................................   716,645      7,238
  *Snai SpA...............................................     8,397      7,742
  #Snam SpA...............................................   346,334  1,534,720
  *Societa Cattolica di Assicurazioni Scrl................    53,118    827,742

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
ITALY -- (Continued)
  #Societa Iniziative Autostradali e Servizi SpA........    84,703 $    705,347
  *Societa Partecipazioni Finanziarie SpA...............   271,551        2,569
   Sogefi SpA...........................................    70,212      168,645
   Sol SpA..............................................    25,548      154,755
  *Sorin SpA............................................   409,895      961,532
 #*Telecom Italia Media SpA.............................   585,559      124,668
   Telecom Italia SpA................................... 4,790,519    4,419,782
  #Telecom Italia SpA Sponsored ADR.....................   342,088    3,143,789
  #Tenaris SA ADR.......................................    49,796    1,873,326
   Terna Rete Elettrica Nazionale SpA...................   562,494    2,114,846
 #*Tiscali SpA..........................................   932,426       54,411
   Tod's SpA............................................     5,013      587,571
  #Trevi Finanziaria SpA................................    69,003      466,305
  *Uni Land SpA.........................................    58,555           --
  *UniCredit SpA........................................ 1,977,287    8,745,834
   Unione di Banche Italiane ScpA....................... 1,323,355    5,212,946
 #*Unipol Gruppo Finanziario SpA........................   346,395      758,391
   Vianini Lavori SpA...................................    27,367      110,488
   Vittoria Assicurazioni SpA...........................    40,661      247,068
  *Yoox SpA.............................................    21,873      331,465
   Zignago Vetro SpA....................................    11,452       66,379
                                                                   ------------
TOTAL ITALY.............................................            144,759,479
                                                                   ------------
JAPAN -- (16.9%)
   77 Bank, Ltd. (The)..................................   507,000    1,930,732
 #*A&A Material Corp....................................    12,000       10,077
   A&D Co., Ltd.........................................    18,000       57,954
   ABC-Mart, Inc........................................     6,200      271,911
   Accordia Golf Co., Ltd...............................     1,464    1,041,940
   Achilles Corp........................................   197,000      254,211
   Adeka Corp...........................................   129,100      973,657
  *Aderans Co., Ltd.....................................    43,500      569,254
   Advan Co., Ltd.......................................    22,700      238,151
   Advantest Corp.......................................    60,700      767,738
  #Advantest Corp. ADR..................................    15,767      198,034
   Aeon Co., Ltd........................................   327,600    3,572,979
   Aeon Delight Co., Ltd................................     7,200      148,145
   Aeon Fantasy Co., Ltd................................    10,500      140,663
  #Aeon Mall Co., Ltd...................................    12,200      316,442
   Agrex, Inc...........................................     4,200       40,553
   Ahresty Corp.........................................    27,800      111,175
   Ai Holdings Corp.....................................    45,900      292,204
   Aica Kogyo Co., Ltd..................................    48,300      817,654
   Aichi Bank, Ltd. (The)...............................    11,000      609,022
   Aichi Corp...........................................    46,600      185,833
   Aichi Steel Corp.....................................   162,000      603,267
   Aichi Tokei Denki Co., Ltd...........................    27,000       92,436
   Aida Engineering, Ltd................................    78,800      501,578
   Aigan Co., Ltd.......................................    26,900      104,806
   Ain Pharmaciez, Inc..................................     3,300      233,684
   Aiphone Co., Ltd.....................................    21,900      379,537
   Air Water, Inc.......................................    86,000    1,077,598
   Airport Facilities Co., Ltd..........................    32,300      148,941
   Aisan Industry Co., Ltd..............................    44,900      341,629
   Aisin Seiki Co., Ltd.................................    63,500    1,854,474
   Ajinomoto Co., Inc...................................   342,000    5,221,631
  #Akebono Brake Industry Co., Ltd......................    82,700      356,437
   Akita Bank, Ltd. (The)...............................   254,000      697,237
   Alconix Corp.........................................     5,600       91,880
   Alfresa Holdings Corp................................    56,100    2,536,169
   All Nippon Airways Co., Ltd..........................   249,000      527,364

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
   Allied Telesis Holdings K.K............................   103,600 $   92,229
  #Alpen Co., Ltd.........................................    25,700    471,489
   Alpha Corp.............................................     3,500     38,649
   Alpha Systems, Inc.....................................    11,520    136,048
   Alpine Electronics, Inc................................    69,800    606,652
  #Alps Electric Co., Ltd.................................   281,600  1,664,837
   Alps Logistics Co., Ltd................................    10,900    107,479
   Altech Co., Ltd........................................     4,100     11,070
  #Altech Corp............................................     6,100     48,369
   Amada Co., Ltd.........................................   543,000  2,757,188
   Amano Corp.............................................    85,800    704,138
   Amiyaki Tei Co., Ltd...................................        27     66,807
   Amuse, Inc.............................................     8,520    163,368
   Ando Corp..............................................   126,000    142,112
   Anest Iwata Corp.......................................    24,000     90,916
   Anritsu Corp...........................................   119,000  1,496,969
   AOC Holdings, Inc......................................    69,500    238,632
   AOI Electronic Co., Ltd................................     4,800     70,885
   AOI Pro, Inc...........................................     5,500     37,308
   AOKI Holdings, Inc.....................................    27,400    609,102
   Aomori Bank, Ltd. (The)................................   335,000    994,980
   Aoyama Trading Co., Ltd................................    84,900  1,677,822
   Aozora Bank, Ltd.......................................   510,000  1,438,209
   Arakawa Chemical Industries, Ltd.......................    22,600    175,994
  *Arata Corp.............................................     2,000      8,190
   Araya Industrial Co., Ltd..............................    59,000     79,096
   Arcland Sakamoto Co., Ltd..............................    23,800    344,975
   Arcs Co., Ltd..........................................    38,973    822,575
   Argo Graphics, Inc.....................................     9,000    116,887
   Ariake Japan Co., Ltd..................................    24,300    518,157
   Arisawa Manufacturing Co., Ltd.........................    60,300    143,461
   Arnest One Corp........................................    45,400    673,547
  *Arrk Corp..............................................    71,600    155,767
   As One Corp............................................    14,090    291,263
  #Asahi Co., Ltd.........................................     6,200     93,270
   Asahi Diamond Industrial Co., Ltd......................    59,000    522,503
   Asahi Glass Co., Ltd...................................   759,000  5,159,559
   Asahi Group Holdings, Ltd..............................    91,400  2,086,039
   Asahi Holdings, Inc....................................    17,100    288,403
   Asahi Intecc Co., Ltd..................................     1,400     41,558
   Asahi Kasei Corp....................................... 1,050,000  5,776,317
   Asahi Kogyosha Co., Ltd................................    31,000    102,517
   Asahi Organic Chemicals Industry Co., Ltd..............    86,000    203,676
 #*Asanuma Corp...........................................    82,000     55,569
   Asatsu-DK, Inc.........................................    37,600    863,907
   Asax Co., Ltd..........................................        22     21,420
  *Ashimori Industry Co., Ltd.............................    87,000    111,463
   Asics Corp.............................................    42,700    620,548
   ASKA Pharmaceutical Co., Ltd...........................    38,000    198,011
   ASKUL Corp.............................................    18,900    283,948
   Astellas Pharma, Inc...................................    42,000  2,088,979
   Asunaro Aoki Construction Co., Ltd.....................    41,500    224,721
   Atom Corp..............................................    14,400     72,893
   Atsugi Co., Ltd........................................   338,000    385,452
   Autobacs Seven Co., Ltd................................    34,900  1,432,161
   Avex Group Holdings, Inc...............................    34,200    676,374
   Awa Bank, Ltd. (The)...................................   287,000  1,715,379
   Axell Corp.............................................     2,200     54,000
   Azbil Corp.............................................    79,700  1,630,463
   Bando Chemical Industries, Ltd.........................   146,000    444,535
   Bank of Iwate, Ltd. (The)..............................    22,100  1,024,383

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
   Bank of Kyoto, Ltd. (The)..............................   283,000 $2,432,458
   Bank of Nagoya, Ltd. (The).............................   201,000    688,105
   Bank of Okinawa, Ltd. (The)............................    30,650  1,275,906
   Bank of Saga, Ltd. (The)...............................   175,000    383,878
   Bank of the Ryukyus, Ltd...............................    59,100    743,184
   Bank of Yokohama, Ltd. (The)........................... 1,065,000  4,901,183
   Belc Co., Ltd..........................................    13,438    198,481
   Belluna Co., Ltd.......................................    36,150    268,247
   Benesse Holdings, Inc..................................    16,300    785,149
  *Best Denki Co., Ltd....................................    65,500     91,208
  #Bic Camera, Inc........................................     1,003    490,040
   BML, Inc...............................................    11,700    294,924
   Bookoff Corp...........................................    20,600    169,838
   Bridgestone Corp.......................................    84,900  1,983,180
   Brother Industries, Ltd................................   217,500  2,051,254
   Bunka Shutter Co., Ltd.................................    63,000    268,986
   CAC Corp...............................................    12,600    106,096
   Calsonic Kansei Corp...................................   237,000    957,875
  #Can Do Co., Ltd........................................        33     44,959
   Canon Electronics, Inc.................................    23,900    503,668
   Canon Marketing Japan, Inc.............................    80,600  1,174,703
   Canon, Inc.............................................     7,334    238,353
  #Canon, Inc. Sponsored ADR..............................    59,377  1,908,971
   Capcom Co., Ltd........................................    26,200    499,682
  *Carchs Holdings Co., Ltd...............................    21,500      9,424
  #Casio Computer Co., Ltd................................   241,500  1,848,074
   Cawachi, Ltd...........................................    20,700    441,560
   Central Glass Co., Ltd.................................   288,000    833,577
   Central Japan Railway Co., Ltd.........................    15,100  1,299,416
   Century Tokyo Leasing Corp.............................    68,230  1,354,683
   Chiba Bank, Ltd. (The).................................   667,000  3,896,057
  *Chiba Kogyo Bank, Ltd. (The)...........................    50,600    253,814
   Chino Corp.............................................    47,000    115,462
   Chiyoda Co., Ltd.......................................    28,200    806,672
   Chiyoda Corp...........................................    94,000  1,518,414
   Chiyoda Integre Co., Ltd...............................    25,000    257,600
  #Chori Co., Ltd.........................................    17,700    193,433
   Chubu Electric Power Co., Ltd..........................    73,100    753,239
   Chubu Shiryo Co., Ltd..................................    28,000    179,073
   Chuetsu Pulp & Paper Co., Ltd..........................   122,000    207,902
  *Chugai Mining Co., Ltd.................................   259,700     45,613
   Chugai Pharmaceutical Co., Ltd.........................    19,800    401,174
  #Chugai Ro Co., Ltd.....................................    81,000    217,166
   Chugoku Bank, Ltd. (The)...............................   208,000  2,862,601
   Chugoku Electric Power Co., Ltd. (The).................    64,900    698,123
   Chugoku Marine Paints, Ltd.............................    93,000    459,132
   Chukyo Bank, Ltd. (The)................................   197,000    443,925
   Chuo Denki Kogyo Co., Ltd..............................    31,000    104,897
   Chuo Gyorui Co., Ltd...................................    38,000     88,097
   Chuo Spring Co., Ltd...................................    60,000    204,785
   Citizen Holdings Co., Ltd..............................   384,350  1,950,675
   CKD Corp...............................................    89,500    456,511
 #*Clarion Co., Ltd.......................................   103,000    161,057
   Cleanup Corp...........................................    24,400    160,015
   CMIC Holdings Co., Ltd.................................     7,200    109,930
   CMK Corp...............................................    83,100    271,201
   Coca-Cola Central Japan Co., Ltd.......................    35,100    431,431
   Coca-Cola West Co., Ltd................................    94,002  1,441,059
   Cocokara fine, Inc.....................................    23,520    792,092
   Colowide Co., Ltd......................................    32,000    283,376
   Computer Engineering & Consulting, Ltd.................    17,600    101,050

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                          --------- ----------
JAPAN -- (Continued)
   COMSYS Holdings Corp..................................   150,000 $1,994,028
  *Co-Op Chemical Co., Ltd...............................    26,000     29,264
   Core Corp.............................................     6,100     55,834
   Corona Corp...........................................    26,600    327,827
   Cosel Co., Ltd........................................    18,800    242,761
   Cosmo Oil Co., Ltd....................................   858,000  1,526,060
  *Cosmos Initia Co., Ltd................................       700      4,641
  #Cosmos Pharmaceutical Corp............................     3,000    295,853
   Create Medic Co., Ltd.................................     3,500     35,105
   Credit Saison Co., Ltd................................   156,300  3,434,546
   Cresco, Ltd...........................................    36,000    236,151
   Cross Plus, Inc.......................................     2,000     20,542
   CTI Engineering Co., Ltd..............................    12,300     74,979
   Cybozu, Inc...........................................       141     44,842
  #Dai Nippon Printing Co., Ltd..........................   526,000  3,727,262
   Dai Nippon Toryo, Ltd.................................   103,000    108,542
   Daibiru Corp..........................................    65,500    529,941
   Daicel Corp...........................................   413,000  2,479,606
   Dai-Dan Co., Ltd......................................    42,000    248,132
   Daido Kogyo Co., Ltd..................................    32,000     51,378
   Daido Metal Co., Ltd..................................    40,000    273,739
   Daido Steel Co., Ltd..................................   370,000  1,604,584
   Daidoh, Ltd...........................................    22,000    125,625
 #*Daiei, Inc. (The).....................................   154,500    292,378
   Daifuku Co., Ltd......................................   135,000    674,865
   Daihatsu Motor Co., Ltd...............................    66,000  1,155,086
   Daihen Corp...........................................   142,000    380,566
   Daiho Corp............................................    78,000     90,941
 #*Daiichi Chuo K.K......................................   152,000    119,966
   Daiichi Jitsugyo Co., Ltd.............................    78,000    326,388
   Daiichi Kigenso Kagaku-Kyogyo Co., Ltd................     3,000     44,128
   Daiichi Kogyo Seiyaku Co., Ltd........................    39,000     94,854
   Dai-ichi Life Insurance Co., Ltd. (The)...............     2,652  3,057,696
   Daiichi Sankyo Co., Ltd...............................    69,100  1,057,648
  *Dai-ichi Seiko Co., Ltd...............................    11,300    154,543
  *Daiichikosho Co., Ltd.................................     6,000    148,449
   Daiken Corp...........................................   119,000    262,526
   Daiki Aluminium Industry Co., Ltd.....................    43,000    111,032
  #Daikin Industries, Ltd................................    48,900  1,353,659
  #Daikoku Denki Co., Ltd................................    10,200    258,238
   Daikokutenbussan Co., Ltd.............................       700     22,250
   Daikyo, Inc...........................................   338,392    902,773
  #Dainichi Co., Ltd.....................................    17,300    170,173
   Dainichiseika Colour & Chemicals Manufacturing Co.,
     Ltd.................................................    84,000    352,526
  #Dainippon Sumitomo Pharma Co., Ltd....................    97,300  1,119,124
  #Daio Paper Corp.......................................   122,000    673,919
   Daisan Bank, Ltd. (The)...............................   195,000    346,608
   Daiseki Co., Ltd......................................    37,425    504,829
   Daishi Bank, Ltd. (The)...............................   409,000  1,351,517
   Daishinku Corp........................................     6,000     17,011
   Daiso Co., Ltd........................................    91,000    252,126
  *Daisue Construction Co., Ltd..........................    70,000     39,498
  #Daisyo Corp...........................................    25,300    317,778
   Daito Bank, Ltd. (The)................................   138,000    120,990
   Daito Electron Co., Ltd...............................     1,000      4,138
   Daito Pharmaceutical Co., Ltd.........................    12,400    212,405
   Daito Trust Construction Co., Ltd.....................     9,700    979,088
   Daiwa House Industry Co., Ltd.........................   300,000  4,549,571
   Daiwa Industries, Ltd.................................    33,000    140,236
   Daiwa Securities Group, Inc........................... 1,455,000  5,804,231
   Daiwabo Holdings Co., Ltd.............................   308,000    570,719

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   DC Co., Ltd..............................................  24,400 $   71,645
  #DCM Holdings Co., Ltd.................................... 121,280    826,365
  #DeNa Co., Ltd............................................  12,400    387,015
   Denki Kagaku Kogyo K.K................................... 678,000  2,093,480
   Denki Kogyo Co., Ltd..................................... 121,000    556,634
   Denso Corp............................................... 125,500  3,940,335
   Dentsu, Inc..............................................  78,500  1,854,305
   Denyo Co., Ltd...........................................  24,400    258,604
   Descente, Ltd............................................  49,000    286,775
   DIC Corp................................................. 369,000    680,394
 #*Digital Garage, Inc......................................     106    204,425
  #Disco Corp...............................................  17,700    873,462
   DMW Corp.................................................     900     15,591
   Don Quijote Co., Ltd.....................................  14,200    559,642
   Doshisha Co., Ltd........................................  16,300    453,662
   Doutor Nichires Holdings Co., Ltd........................  40,823    513,844
   Dowa Holdings Co., Ltd................................... 274,500  1,831,628
  #Dr. Ci:Labo Co., Ltd.....................................      79    253,913
   DTS Corp.................................................  36,000    497,319
   Dunlop Sports Co., Ltd...................................  15,000    191,211
   Duskin Co., Ltd..........................................  68,200  1,295,281
   Dwango Co., Ltd..........................................     103    170,360
   Dynic Corp...............................................  14,000     26,660
  #eAccess, Ltd.............................................   3,018  1,523,079
   Eagle Industry Co., Ltd..................................  40,000    250,268
   Earth Chemical Co., Ltd..................................   7,900    293,338
   East Japan Railway Co....................................  34,700  2,381,695
   Ebara Corp............................................... 585,000  2,294,160
   Echo Trading Co., Ltd....................................   3,000     26,078
  #Edion Corp............................................... 130,300    556,875
   Ehime Bank, Ltd. (The)................................... 188,000    480,723
   Eidai Co., Ltd...........................................  13,000     52,127
   Eighteenth Bank, Ltd. (The).............................. 302,000    791,812
   Eiken Chemical Co., Ltd..................................  28,700    394,383
   Eisai Co., Ltd...........................................  11,500    511,654
   Eizo Nanao Corp..........................................  25,300    396,921
   Elecom Co., Ltd..........................................   1,600     25,372
   Electric Power Development Co., Ltd......................  29,000    742,802
   Elematec Corp............................................   9,603    122,863
   Enplas Corp..............................................  16,900    603,719
  *Enshu, Ltd...............................................  37,000     28,755
  #Ensuiko Sugar Refining Co., Ltd..........................  11,000     25,220
   EPS Corp.................................................      65    193,983
   ESPEC Corp...............................................  35,300    282,865
   Excel Co., Ltd...........................................   1,500     12,607
   Exedy Corp...............................................  46,100    901,115
   Ezaki Glico Co., Ltd.....................................  45,000    507,404
   F&A Aqua Holdings, Inc...................................  15,600    184,472
   Faith, Inc...............................................     847     89,372
   FALCO SD HOLDINGS Co., Ltd...............................   7,800     92,165
   FamilyMart Co., Ltd......................................  13,500    654,222
   Fancl Corp...............................................  58,300    626,490
   FANUC Corp...............................................   9,500  1,513,501
   Fast Retailing Co., Ltd..................................   2,800    623,476
  #FCC Co., Ltd.............................................  45,000    808,184
 #*FDK Corp.................................................  84,000     67,339
   Felissimo Corp...........................................   1,200     15,156
  *Ferrotec Corp............................................  16,600     65,338
   FIDEA Holdings Co., Ltd..................................  55,600    110,081
  #Fields Corp..............................................   6,500     93,613
 #*First Baking Co., Ltd....................................  12,000     12,037

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Foster Electric Co., Ltd.................................  27,500 $  400,415
   FP Corp..................................................   6,100    458,562
   France Bed Holdings Co., Ltd............................. 137,000    290,498
   F-Tech, Inc..............................................   6,800    106,802
  *Fudo Tetra Corp.......................................... 124,000    163,370
   Fuji Co., Ltd............................................  20,100    423,960
   Fuji Corp, Ltd...........................................  35,400    190,475
   Fuji Electric Co., Ltd................................... 829,000  1,681,758
   Fuji Electronics Co., Ltd................................  21,200    284,070
  #Fuji Furukawa Engineering & Construction Co., Ltd........  10,000     21,925
   Fuji Heavy Industries, Ltd............................... 441,000  4,251,286
  *Fuji Kiko Co., Ltd.......................................  16,000     49,550
  *Fuji Kosan Co., Ltd......................................  11,000     60,552
   Fuji Kyuko Co., Ltd......................................  14,000     87,690
   Fuji Media Holdings, Inc.................................     456    675,321
   Fuji Oil Co., Ltd........................................  78,900  1,050,176
   Fuji Oozx, Inc...........................................   6,000     22,754
   Fuji Seal International, Inc.............................  33,700    717,938
  #Fuji Soft, Inc...........................................  28,600    607,192
  #Fujibo Holdings, Inc.....................................  85,000    351,230
   Fujicco Co., Ltd.........................................  31,600    405,284
   FUJIFILM Holdings Corp................................... 230,975  3,898,946
   Fujikura Kasei Co., Ltd..................................  47,400    200,433
   Fujikura Rubber, Ltd.....................................  18,900     62,562
   Fujikura, Ltd............................................ 547,000  1,522,079
   Fujimi, Inc..............................................  21,200    413,993
   Fujimori Kogyo Co., Ltd..................................  14,100    334,044
   Fujita Kanko, Inc........................................  11,000     35,520
   Fujitec Co., Ltd.........................................  95,000    569,296
   Fujitsu Frontech, Ltd....................................  25,200    133,761
   Fujitsu General, Ltd.....................................  42,000    364,684
   Fujitsu, Ltd............................................. 871,292  3,352,168
  *Fujiya Co., Ltd..........................................  81,000    200,981
   FuKoKu Co., Ltd..........................................   7,700     67,244
  #Fukuda Corp..............................................  42,000    159,445
   Fukui Bank, Ltd. (The)................................... 297,000    626,140
   Fukuoka Financial Group, Inc............................. 675,600  2,641,988
   Fukushima Bank, Ltd. (The)............................... 309,000    197,381
   Fukushima Industries Corp................................   5,100     89,705
  #Fukuyama Transporting Co., Ltd........................... 249,000  1,307,053
   Fumakilla, Ltd...........................................  16,000     54,445
   Funai Consulting, Inc....................................  10,500     69,057
   Furukawa Battery Co., Ltd................................   9,000     38,693
  *Furukawa Co., Ltd........................................ 412,000    366,624
  *Furukawa Electric Co., Ltd............................... 998,067  1,990,328
   Furukawa-Sky Aluminum Corp............................... 112,000    262,676
   Furusato Industries, Ltd.................................  14,900    130,703
   Fuso Pharmaceutical Industries, Ltd......................  91,000    293,926
  *Futaba Industrial Co., Ltd...............................  90,200    339,067
   Future Architect, Inc....................................      69     26,698
   Fuyo General Lease Co., Ltd..............................  24,400    682,769
   G-7 Holdings, Inc........................................   6,500     33,228
  #Gakken Holdings Co., Ltd.................................  98,000    268,787
   Gecoss Corp..............................................  25,000    169,579
  #Geo Holdings Corp........................................     366    411,366
   GLOBERIDE, Inc...........................................  27,000     36,903
   Glory, Ltd...............................................  91,600  2,223,151
   GMO Internet, Inc........................................  31,900    223,277
   Godo Steel, Ltd.......................................... 239,000    356,369
   Goldcrest Co., Ltd.......................................  23,130    347,772
  #Goldwin, Inc.............................................  72,000    441,155

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
 #*Gourmet Kineya Co., Ltd................................    28,000 $  183,065
  #GS Yuasa Corp..........................................   256,000    997,958
   GSI Creos Corp.........................................   122,000    164,966
   G-Tekt Corp............................................    11,000    209,406
  #Gulliver International Co., Ltd........................     7,910    302,865
   Gun Ei Chemical Industry Co., Ltd......................    97,000    235,699
   Gunma Bank, Ltd. (The).................................   557,000  2,687,197
   Gunze, Ltd.............................................   251,000    628,598
   H2O Retailing Corp.....................................   128,000  1,316,682
  #Hachijuni Bank, Ltd. (The).............................   458,000  2,365,939
   Hagihara Industries, Inc...............................     2,200     33,963
   Hagoromo Foods Corp....................................     3,000     41,317
  *HAJIME CONSTRUCTION Co., Ltd...........................     5,200    163,901
   Hakudo Co., Ltd........................................     5,600     52,128
   Hakuhodo DY Holdings, Inc..............................    27,390  1,641,444
   Hakuto Co., Ltd........................................    21,700    197,688
   Hamakyorex Co., Ltd....................................     6,200    193,280
   Hamamatsu Photonics K.K................................    24,300    842,490
   Hankyu Hanshin Holdings, Inc...........................   821,000  4,544,962
   Hanwa Co., Ltd.........................................   278,000    971,783
   Happinet Corp..........................................    20,600    173,695
   Harashin Narus Holdings Co., Ltd.......................     7,600    141,606
   Hard Off Corp Co., Ltd.................................     2,600     18,042
   Harima Chemicals, Inc..................................    22,000    101,071
   Haruyama Trading Co., Ltd..............................     2,400     11,922
  *Haseko Corp............................................   900,500    574,820
  *Hayashikane Sangyo Co., Ltd............................    20,000     16,059
   Hazama Corp............................................    98,900    219,269
  #Heiwa Corp.............................................    37,600    590,969
   Heiwa Real Estate Co., Ltd.............................    59,200    692,550
   Heiwado Co., Ltd.......................................    44,800    623,431
   Hibiya Engineering, Ltd................................    39,700    447,999
   Hiday Hidaka Corp......................................     9,720    158,777
   Higashi-Nippon Bank, Ltd...............................   200,000    431,309
   Higo Bank, Ltd. (The)..................................   237,000  1,398,625
   Hikari Tsushin, Inc....................................    30,700  1,696,291
   Hino Motors, Ltd.......................................   114,000    881,205
   Hioki EE Corp..........................................     2,400     40,963
   Hiroshima Bank, Ltd. (The).............................   769,000  2,735,471
   Hisaka Works, Ltd......................................    41,000    285,263
   Hisamitsu Pharmaceutical Co., Inc......................     6,800    351,599
  *Hitachi Cable, Ltd.....................................   239,000    314,080
   Hitachi Capital Corp...................................    72,400  1,390,410
   Hitachi Chemical Co., Ltd..............................    72,600  1,023,911
  #Hitachi Construction Machinery Co., Ltd................    72,700  1,195,231
   Hitachi High-Technologies Corp.........................    73,900  1,619,580
   Hitachi Koki Co., Ltd..................................    83,900    601,804
   Hitachi Kokusai Electric, Inc..........................    75,000    508,833
   Hitachi Medical Corp...................................    36,000    442,406
   Hitachi Metals Techno, Ltd.............................     3,500     21,334
  #Hitachi Metals, Ltd....................................    55,000    515,280
  #Hitachi Tool Engineering, Ltd..........................    23,100    216,156
   Hitachi Transport System, Ltd..........................    51,700    776,064
   Hitachi Zosen Corp..................................... 1,038,500  1,301,179
   Hitachi, Ltd. ADR......................................    95,037  4,985,641
   Hochiki Corp...........................................    15,000     75,979
  #Hodogaya Chemical Co., Ltd.............................    78,000    145,632
   Hogy Medical Co., Ltd..................................    18,700    956,758
   Hohsui Corp............................................    11,000     14,069
   Hokkaido Electric Power Co., Inc.......................   102,900    847,427
   Hokkaido Gas Co., Ltd..................................    80,000    226,513

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
   Hokkan Holdings, Ltd..................................    70,000 $   197,353
   Hokko Chemical Industry Co., Ltd......................    25,000      68,623
   Hokkoku Bank, Ltd. (The)..............................   356,000   1,285,213
   Hokuetsu Bank, Ltd. (The).............................   269,000     515,770
   Hokuetsu Industries Co., Ltd..........................    10,000      21,322
  #Hokuetsu Kishu Paper Co., Ltd.........................   167,295     857,184
   Hokuhoku Financial Group, Inc......................... 1,807,000   2,873,013
   Hokuriku Electric Industry Co., Ltd...................    55,000      60,005
   Hokuriku Electric Power Co., Inc......................    88,500     878,945
   Hokuriku Electrical Construction Co., Ltd.............     6,000      17,231
  #Hokuto Corp...........................................    17,800     355,773
   Honda Motor Co., Ltd..................................    45,100   1,355,852
  #Honda Motor Co., Ltd. Sponsored ADR...................   415,575  12,533,742
   H-One Co., Ltd........................................       300       2,337
  #Honeys Co., Ltd.......................................    19,340     308,154
   Hoosiers Corp.........................................       237     183,134
   Horiba, Ltd...........................................    38,900   1,061,408
   Hoshizaki Electric Co., Ltd...........................    30,100     819,567
   Hosiden Corp..........................................    83,800     454,466
   Hosokawa Micron Corp..................................    41,000     226,873
   House Foods Corp......................................   100,400   1,620,398
   Howa Machinery, Ltd...................................   167,000     157,106
   Hoya Corp.............................................    32,000     648,081
   Hurxley Corp..........................................     2,200      17,304
   Hyakugo Bank, Ltd. (The)..............................   320,000   1,400,289
   Hyakujishi Bank, Ltd. (The)...........................   336,000   1,317,281
   I Metal Technology Co., Ltd...........................    14,000      21,541
   Ibiden Co., Ltd.......................................   177,900   2,243,434
   IBJ Leasing Co., Ltd..................................    19,200     485,274
  #Ichibanya Co., Ltd....................................     1,300      41,741
   Ichiken Co., Ltd......................................    22,000      41,092
  *Ichikoh Industries, Ltd...............................    39,000      54,867
   Ichinen Holdings Co., Ltd.............................    23,372     141,842
   Ichiyoshi Securities Co., Ltd.........................    56,400     294,852
   Idec Corp.............................................    27,500     215,939
   Idemitsu Kosan Co., Ltd...............................    20,400   1,755,763
   Ihara Chemical Industry Co., Ltd......................    47,000     222,313
   IHI Corp..............................................   838,000   1,764,802
  #Iida Home Max Co., Ltd................................    27,900     246,160
  #Iino Kaiun Kaisha, Ltd................................   114,600     327,273
  *Ikegami Tsushinki Co., Ltd............................    54,000      31,808
   Ikyu Corp.............................................        67      34,534
   Imasen Electric Industrial Co., Ltd...................    20,300     235,675
   Imperial Hotel, Ltd...................................     7,550     199,384
  #Inaba Denki Sangyo Co., Ltd...........................    27,000     737,046
   Inaba Seisakusho Co., Ltd.............................    17,800     218,760
   Inabata & Co., Ltd....................................    82,600     533,880
   Inageya Co., Ltd......................................    24,200     295,738
   Ines Corp.............................................    60,600     386,660
   I-Net Corp............................................     7,400      52,943
   Information Services International-Dentsu, Ltd........    20,000     174,366
   Innotech Corp.........................................    18,400      76,826
   Inpex Corp............................................     1,047   5,964,619
   Intage, Inc...........................................     4,000      82,611
   Internet Initiative Japan, Inc........................    19,600     512,131
 #*Inui Steamship Co., Ltd...............................    42,900     105,298
   Inui Warehouse Co., Ltd...............................     5,000      25,417
   Ise Chemical Corp.....................................    15,000      94,252
   Iseki & Co., Ltd......................................   268,000     614,861
   Isetan Mitsukoshi Holdings, Ltd.......................   301,540   2,951,648
  *Ishihara Sangyo Kaisha, Ltd...........................   422,000     327,786

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Ishii Iron Works Co., Ltd................................  23,000 $   37,194
   Ishizuka Glass Co., Ltd..................................  12,000     19,972
   Isuzu Motors, Ltd........................................ 333,000  1,761,430
   IT Holdings Corp......................................... 123,000  1,532,957
   ITC Networks Corp........................................   4,100     32,857
  #Ito En, Ltd..............................................  25,700    483,618
   ITOCHU Corp.............................................. 451,700  4,521,319
   Itochu Enex Co., Ltd.....................................  69,800    364,933
   Itochu Techno-Solutions Corp.............................  11,400    589,790
   Itochu-Shokuhin Co., Ltd.................................  11,200    409,432
   Itoham Foods, Inc........................................ 241,000    963,084
  #Itoki Corp...............................................  56,400    350,861
   Iwai Cosmo Holdings, Inc.................................  12,900     43,767
   Iwaki & Co., Ltd.........................................   5,000     10,761
  *Iwasaki Electric Co., Ltd................................ 111,000    158,728
   Iwatani Corp............................................. 188,000    736,839
  *Iwatsu Electric Co., Ltd................................. 112,000     78,585
   Iyo Bank, Ltd. (The)..................................... 345,157  2,668,669
   Izumi Co., Ltd...........................................  47,100  1,144,560
  #Izumiya Co., Ltd......................................... 100,000    494,939
  *Izutsuya Co., Ltd........................................  70,000     42,949
   J Trust Co., Ltd.........................................  15,800    232,500
   J. Front Retailing Co., Ltd.............................. 616,600  3,206,440
   Jalux, Inc...............................................   2,900     30,268
   Jamco Corp...............................................  11,000     53,011
  *Janome Sewing Machine Co., Ltd........................... 182,000    129,967
   Japan Airport Terminal Co., Ltd..........................  60,900    661,986
  *Japan Asia Investment Co., Ltd...........................  33,000     19,912
   Japan Aviation Electronics Industry, Ltd.................  64,000    510,247
   Japan Carlit Co., Ltd....................................  22,000    110,509
   Japan Cash Machine Co., Ltd..............................  13,600    115,926
   Japan Digital Laboratory Co., Ltd........................  39,300    409,546
   Japan Drilling Co., Ltd..................................   6,500    188,192
   Japan Electronic Materials Corp..........................   4,100     19,415
   Japan Foundation Engineering Co., Ltd....................  12,400     45,738
   Japan Medical Dynamic Marketing, Inc.....................   2,600      7,791
   Japan Oil Transportation Co., Ltd........................   2,000      4,508
   Japan Pulp & Paper Co., Ltd.............................. 102,000    304,058
   Japan Pure Chemical Co., Ltd.............................       1      2,255
 #*Japan Radio Co., Ltd.....................................  26,000     59,656
  #Japan Steel Works, Ltd. (The)............................ 211,000  1,250,769
   Japan Tobacco, Inc.......................................  42,800  1,183,517
   Japan Transcity Corp.....................................  74,000    253,116
   Japan Vilene Co., Ltd....................................  45,000    191,121
   Japan Wool Textile Co., Ltd. (The).......................  88,000    604,163
   Jastec Co., Ltd..........................................  13,400     92,147
   JBCC Holdings, Inc.......................................  21,500    148,820
   JCU Corp.................................................   2,100     73,038
  *Jeol, Ltd................................................  92,000    191,501
  #JFE Holdings, Inc........................................ 355,708  5,020,440
   JGC Corp.................................................  24,000    825,730
   Jidosha Buhin Kogyo Co., Ltd.............................  18,000     56,343
  *Jimoto Holdings, Inc.....................................   7,500     12,058
   JK Holdings Co., Ltd.....................................  10,700     51,950
   JMS Co., Ltd.............................................  40,000    125,151
  *Joban Kosan Co., Ltd.....................................  79,000    107,879
   J-Oil Mills, Inc......................................... 129,000    334,642
  #Joshin Denki Co., Ltd....................................  55,000    602,278
   Joyo Bank, Ltd. (The).................................... 575,000  2,782,726
  #JSP Corp.................................................  38,300    495,661
   JSR Corp.................................................  50,800    871,396

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
   JTEKT Corp.............................................   198,200 $1,488,398
  #Juki Corp..............................................   106,000    130,149
   Jupiter Telecommunications Co., Ltd....................       244    332,231
   Juroku Bank, Ltd.......................................   387,000  1,255,833
   JVC Kenwood Holdings, Inc..............................   197,470    700,920
   JX Holdings, Inc....................................... 1,073,970  5,720,033
  #kabu.com Securities Co., Ltd...........................    92,900    256,416
   Kabuki-Za Co., Ltd.....................................     1,000     57,557
  #Kadokawa Group Holdings, Inc...........................    26,400    811,533
   Kaga Electronics Co., Ltd..............................    31,900    290,628
   Kagome Co., Ltd........................................    22,500    458,746
   Kagoshima Bank, Ltd. (The).............................   216,000  1,377,127
   Kajima Corp............................................   486,000  1,345,968
   Kakaku.com, Inc........................................     9,600    328,613
   Kaken Pharmaceutical Co., Ltd..........................    40,000    619,552
   Kameda Seika Co., Ltd..................................    21,600    536,212
   Kamei Corp.............................................    43,000    371,508
   Kamigumi Co., Ltd......................................   345,000  2,782,430
   Kanaden Corp...........................................    27,000    157,279
   Kanagawa Chuo Kotsu Co., Ltd...........................    11,000     64,740
   Kanamoto Co., Ltd......................................    43,000    524,782
   Kandenko Co., Ltd......................................   143,000    666,020
   Kaneka Corp............................................   439,000  2,141,567
  *Kanematsu Corp.........................................   445,000    524,926
   Kanematsu Electronics, Ltd.............................    41,800    464,484
   Kansai Electric Power Co., Inc.........................   168,100  1,292,933
   Kansai Paint Co., Ltd..................................   180,000  1,939,000
  #Kanto Denka Kogyo Co., Ltd.............................    56,000     88,516
   Kanto Natural Gas Development Co., Ltd.................    43,000    227,478
   Kao Corp...............................................    25,700    721,954
  #Kappa Create Holdings Co., Ltd.........................     5,900    127,152
   Kasai Kogyo Co., Ltd...................................    49,000    199,337
   Kasumi Co., Ltd........................................    49,200    321,148
   Katakura Chikkarin Co., Ltd............................    20,000     46,176
  *Katakura Industries Co., Ltd...........................    25,100    216,891
   Kato Sangyo Co., Ltd...................................    28,200    510,055
  #Kato Works Co., Ltd....................................    67,128    185,333
   KAWADA TECHNOLOGIES, Inc...............................     3,000     38,866
   Kawai Musical Instruments Manufacturing Co., Ltd.......    80,000    167,433
   Kawakin Holdings Co., Ltd..............................    10,000     36,089
   Kawasaki Heavy Industries, Ltd.........................   929,000  1,911,067
   Kawasaki Kasei Chemicals, Ltd..........................    23,000     25,961
   Kawasaki Kinkai Kisen Kaisha, Ltd......................    28,000     66,285
 #*Kawasaki Kisen Kaisha, Ltd............................. 1,368,000  1,734,024
   Kawasumi Laboratories, Inc.............................    22,000    119,914
   KDDI Corp..............................................    31,300  2,431,394
  #Keihan Electric Railway Co., Ltd.......................   101,000    488,249
   Keihanshin Building Co., Ltd...........................    18,900     90,497
   Keihin Co., Ltd. (The).................................    59,000     68,026
  #Keihin Corp............................................    70,300    848,715
  #Keikyu Corp............................................   108,000  1,017,156
   Keio Corp..............................................   125,000    948,662
   Keisei Electric Railway Co., Ltd.......................   166,000  1,521,846
   Keiyo Bank, Ltd. (The).................................   328,000  1,437,954
  #Keiyo Co., Ltd.........................................    41,100    219,305
  *Kenedix, Inc...........................................     3,553    461,594
   Kentucky Fried Chicken Japan, Ltd......................     5,000    128,005
   Kewpie Corp............................................   103,600  1,711,023
   Key Coffee, Inc........................................    17,900    348,053
   Keyence Corp...........................................     3,405    903,989
   Kikkoman Corp..........................................   149,050  1,979,054

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
   Kimoto Co., Ltd........................................    43,800 $  233,957
   Kimura Chemical Plants Co., Ltd........................    20,200     63,786
   Kinden Corp............................................   202,000  1,264,712
  *Kinki Nippon Tourist Co., Ltd..........................    85,000    102,185
   Kinki Sharyo Co., Ltd..................................    45,000    145,003
  #Kintetsu Corp..........................................   388,000  1,520,561
   Kintetsu World Express, Inc............................    12,700    357,703
  #Kinugawa Rubber Industrial Co., Ltd....................    39,000    228,110
   Kirin Holdings Co., Ltd................................   254,980  3,200,797
   Kirindo Co., Ltd.......................................     2,700     17,931
   Kisoji Co., Ltd........................................    16,200    332,254
  #Kitagawa Iron Works Co., Ltd...........................   128,000    213,316
   Kita-Nippon Bank, Ltd. (The)...........................    10,000    273,202
   Kitano Construction Corp...............................    89,000    215,194
   Kito Corp..............................................       151    126,405
   Kitz Corp..............................................   127,200    537,201
   Kiyo Holdings, Inc.....................................   856,000  1,169,887
   Koa Corp...............................................    59,300    463,769
   Koatsu Gas Kogyo Co., Ltd..............................    27,000    140,495
   Kobayashi Pharmaceutical Co., Ltd......................    10,700    564,676
  *Kobe Steel, Ltd........................................ 2,899,000  2,544,907
  #Kohnan Shoji Co., Ltd..................................    45,600    552,157
   Kohsoku Corp...........................................     5,000     42,920
   Koike Sanso Kogyo Co., Ltd.............................    40,000     84,710
   Koito Manufacturing Co., Ltd...........................   127,000  1,577,521
  #Kojima Co., Ltd........................................    41,900    146,440
   Kokuyo Co., Ltd........................................   119,364    927,415
  #KOMAIHALTEC, Inc.......................................    59,000    155,920
   Komatsu Seiren Co., Ltd................................    47,000    217,903
   Komatsu Wall Industry Co., Ltd.........................     9,000    121,046
   Komatsu, Ltd...........................................    54,600  1,144,123
   Komeri Co., Ltd........................................    42,200  1,018,534
   Konaka Co., Ltd........................................    40,280    397,828
   Konami Co., Ltd........................................    19,062    437,600
   Konami Corp. ADR.......................................    19,770    456,687
   Kondotec, Inc..........................................     7,000     41,166
   Konica Minolta Holdings, Inc...........................   439,000  2,920,611
   Konishi Co., Ltd.......................................    19,600    293,780
 #*Kosaido Co., Ltd.......................................       600      2,104
   Kose Corp..............................................    37,900    817,967
   Kosei Securities Co., Ltd..............................    58,000     53,964
  #KRS Corp...............................................    11,500    135,458
 #*K's Holdings Corp......................................    60,620  1,621,089
   KU Holdings Co., Ltd...................................     7,800     43,892
   Kubota Corp............................................     9,000     92,026
   Kubota Corp. Sponsored ADR.............................    45,200  2,316,952
  *Kumagai Gumi Co., Ltd..................................   180,000    162,460
 #*Kumiai Chemical Industry Co., Ltd......................    79,000    358,144
   Kura Corp..............................................     9,600    133,755
   Kurabo Industries, Ltd.................................   280,000    431,507
   Kuraray Co., Ltd.......................................   218,900  2,544,191
   Kuraudia Co., Ltd......................................     1,200     15,005
   Kureha Corp............................................   182,000    707,811
  #Kurimoto, Ltd..........................................   194,000    593,223
   Kurita Water Industries, Ltd...........................    32,300    733,256
   Kuroda Electric Co., Ltd...............................    46,400    522,874
   Kurosaki Harima Corp...................................    57,000    131,525
   Kusuri No Aoki Co., Ltd................................     4,200    218,778
  #KYB Co., Ltd...........................................   228,000    820,580
   Kyocera Corp...........................................    33,515  2,947,934
   Kyocera Corp. Sponsored ADR............................    28,900  2,566,320

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Kyoden Co., Ltd..........................................   7,000 $   10,370
   Kyodo Printing Co., Ltd.................................. 118,000    264,644
   Kyodo Shiryo Co., Ltd.................................... 118,000    134,693
   Kyoei Sangyo Co., Ltd....................................  21,000     34,448
   Kyoei Steel, Ltd.........................................  24,700    385,175
 #*Kyoei Tanker Co., Ltd....................................  35,000     73,078
  *Kyokuto Boeki Kaisha, Ltd................................  16,000     24,081
   Kyokuto Kaihatsu Kogyo Co., Ltd..........................  58,800    489,716
   Kyokuto Securities Co., Ltd..............................  29,500    224,118
   Kyokuyo Co., Ltd......................................... 114,000    252,997
   KYORIN Holdings, Inc.....................................  54,000  1,141,664
   Kyoritsu Maintenance Co., Ltd............................  16,840    360,436
   Kyosan Electric Manufacturing Co., Ltd................... 105,000    342,055
   Kyoto Kimono Yuzen Co., Ltd..............................  10,600    128,159
   Kyowa Exeo Corp.......................................... 133,300  1,399,103
   Kyowa Hakko Kirin Co., Ltd............................... 176,000  1,873,385
   Kyowa Leather Cloth Co., Ltd.............................  13,100     42,854
   Kyudenko Corp............................................  67,000    303,205
   Kyushu Electric Power Co., Inc........................... 104,600    793,156
  *Laox Co., Ltd............................................ 122,000     36,660
   Lasertec Corp............................................   4,600     83,642
   Lawson, Inc..............................................  10,200    749,599
   LEC, Inc.................................................   5,000     62,484
 #*Leopalace21 Corp......................................... 209,100    629,556
   Life Corp................................................  10,000    154,448
   Lintec Corp..............................................  69,800  1,207,370
  #Lion Corp................................................ 118,000    681,745
   LIXIL Group Corp......................................... 148,419  3,281,287
  *Lonseal Corp.............................................  23,000     22,782
  #Look, Inc................................................  70,000    344,769
  #M3, Inc..................................................     168    322,706
   Macnica, Inc.............................................  16,300    321,158
  #Macromill, Inc...........................................   7,800     95,398
   Maeda Corp............................................... 236,000  1,043,980
   Maeda Road Construction Co., Ltd......................... 103,000  1,293,334
   Maezawa Kasei Industries Co., Ltd........................  11,000    114,912
   Maezawa Kyuso Industries Co., Ltd........................  16,100    203,571
  #Makino Milling Machine Co., Ltd.......................... 151,000    709,960
   Makita Corp..............................................  14,500    574,067
  #Makita Corp. Sponsored ADR...............................  12,696    520,536
   Mamiya-Op Co., Ltd.......................................  43,000     79,731
   Mandom Corp..............................................  18,800    496,142
  #Marche Corp..............................................   2,000     18,115
   Mars Engineering Corp....................................   9,700    231,105
   Marubeni Corp............................................ 495,359  3,209,871
   Marubun Corp.............................................  27,100    113,000
   Marudai Food Co., Ltd.................................... 181,000    635,025
 #*Maruei Department Store Co., Ltd.........................  38,000     39,048
  #Maruetsu, Inc. (The).....................................  67,000    220,744
   Maruha Nichiro Holdings, Inc............................. 379,815    624,128
   Marui Group Co., Ltd..................................... 321,800  2,314,843
   Maruka Machinery Co., Ltd................................   4,000     48,460
   Marusan Securities Co., Ltd.............................. 107,500    332,294
  #Maruwa Co., Ltd..........................................  14,500    427,102
   Maruyama Manufacturing Co., Inc..........................  70,000    134,284
  *Maruzen CHI Holdings Co., Ltd............................   6,400     17,731
   Maruzen Showa Unyu Co., Ltd..............................  75,000    218,886
   Matsuda Sangyo Co., Ltd..................................  18,562    246,867
   Matsui Construction Co., Ltd.............................  27,000     94,026
  #Matsui Securities Co., Ltd...............................  85,100    573,894
   Matsumotokiyoshi Holdings Co., Ltd.......................  44,000  1,059,602

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
  *Matsuya Co., Ltd......................................    14,700 $   154,182
   Matsuya Foods Co., Ltd................................    17,500     317,002
   Max Co., Ltd..........................................    47,000     514,110
   Maxvalu Tokai Co., Ltd................................    11,600     163,837
  *Mazda Motor Corp...................................... 2,344,000   2,795,743
   MEC Co., Ltd..........................................    20,100      56,418
   Medipal Holdings Corp.................................   193,300   2,461,763
  #Megachips Corp........................................    21,100     471,408
   Megane TOP Co., Ltd...................................    19,500     224,385
   Megmilk Snow Brand Co., Ltd...........................    52,900     893,169
   Meidensha Corp........................................   140,000     493,158
  #MEIJI Holdings Co., Ltd...............................    53,610   2,452,878
  #Meiji Shipping Co., Ltd...............................     6,200      22,592
   Meiko Electronics Co., Ltd............................     2,200      17,051
   Meisei Electric Co., Ltd..............................     4,000       3,357
   Meitec Corp...........................................    17,300     380,899
   Meito Sangyo Co., Ltd.................................     6,500      82,666
  *Meito Transportation Co., Ltd.........................     1,300       9,640
   Meiwa Estate Co., Ltd.................................    26,500     117,312
  #Meiwa Trading Co., Ltd................................    42,200     167,500
  #Melco Holdings, Inc...................................    17,800     371,531
   Mesco, Inc............................................     6,000      45,729
   Michinoku Bank, Ltd. (The)............................   158,000     308,678
   Mie Bank, Ltd. (The)..................................   104,000     221,638
   Mikuni Coca-Cola Bottling Co., Ltd....................    47,900     397,943
   Mikuni Corp...........................................     7,000      14,560
   Milbon Co., Ltd.......................................     5,280     170,821
   Mimasu Semiconductor Industry Co., Ltd................    21,400     168,208
   Minato Bank, Ltd. (The)...............................   239,000     428,054
  #Minebea Co., Ltd......................................   385,000   1,265,467
  #Ministop Co., Ltd.....................................    29,200     492,792
   Miraca Holdings, Inc..................................    20,800     878,404
   Mirait Holdings Corp..................................    80,830     655,036
   Miroku Jyoho Service Co., Ltd.........................     9,000      38,580
   Misawa Homes Co., Ltd.................................    22,000     323,637
   Misumi Group, Inc.....................................    21,900     538,055
   Mitani Corp...........................................    13,800     150,123
   Mito Securities Co., Ltd..............................    72,000     127,680
   Mitsuba Corp..........................................    72,000     456,886
   Mitsubishi Chemical Holdings Corp..................... 1,206,500   4,778,426
   Mitsubishi Corp.......................................   667,200  11,911,484
   Mitsubishi Electric Corp..............................   239,000   1,786,450
   Mitsubishi Estate Co., Ltd............................    72,073   1,426,365
   Mitsubishi Gas Chemical Co., Inc......................   527,000   2,603,799
   Mitsubishi Heavy Industries, Ltd...................... 1,177,000   4,957,622
   Mitsubishi Kakoki Kaisha, Ltd.........................    66,000     108,382
   Mitsubishi Logistics Corp.............................   185,000   2,385,872
  #Mitsubishi Materials Corp.............................   838,200   2,437,063
  *Mitsubishi Motors Corp................................   897,000     773,177
  *Mitsubishi Paper Mills, Ltd...........................   334,000     284,440
   Mitsubishi Pencil Co., Ltd............................    35,900     635,434
   Mitsubishi Research Institute, Inc....................       600      13,339
   Mitsubishi Shokuhin Co., Ltd..........................    10,600     258,425
   Mitsubishi Steel Manufacturing Co., Ltd...............   231,000     394,178
   Mitsubishi Tanabe Pharma Corp.........................   175,000   2,522,562
   Mitsubishi UFJ Financial Group, Inc................... 4,203,900  19,018,309
   Mitsubishi UFJ Financial Group, Inc. ADR.............. 1,847,677   8,296,070
   Mitsuboshi Belting Co., Ltd...........................    89,000     492,994
   Mitsui & Co., Ltd.....................................   513,700   7,240,716
   Mitsui & Co., Ltd. Sponsored ADR......................    15,592   4,387,121
   Mitsui Chemicals, Inc................................. 1,344,065   2,778,505

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
JAPAN -- (Continued)
   Mitsui Engineering & Shipbuilding Co., Ltd...........  1,015,000 $ 1,220,778
   Mitsui Fudosan Co., Ltd..............................    201,000   4,063,167
  *Mitsui High-Tec, Inc.................................     45,400     337,511
   Mitsui Home Co., Ltd.................................     46,000     224,307
   Mitsui Knowledge Industry Co., Ltd...................      1,115     182,026
  *Mitsui Matsushima Co., Ltd...........................    158,000     223,796
  *Mitsui Mining & Smelting Co., Ltd....................    861,000   1,822,614
  #Mitsui O.S.K. Lines, Ltd.............................    993,000   2,380,151
   Mitsui Sugar Co., Ltd................................    176,000     567,054
   Mitsui-Soko Co., Ltd.................................    148,000     452,595
  *Mitsumi Electric Co., Ltd............................    136,200     655,557
   Mitsumura Printing Co., Ltd..........................     15,000      44,920
   Mitsuuroko Holdings Co., Ltd.........................     37,100     241,718
   Miura Co., Ltd.......................................     35,600     813,588
   Miyachi Corp.........................................      3,500      22,149
 #*Miyaji Engineering Group, Inc........................     72,000     122,662
   Miyazaki Bank, Ltd. (The)............................    209,000     513,248
   Miyoshi Oil & Fat Co., Ltd...........................     86,000     106,735
   Mizuho Financial Group, Inc.......................... 10,641,060  16,649,856
   Mizuno Corp..........................................    161,605     753,472
   Mochida Pharmaceutical Co., Ltd......................     51,000     657,942
   Modec, Inc...........................................     18,100     367,631
   Monex Group, Inc.....................................      2,604     443,772
   Mori Seiki Co., Ltd..................................    157,200     984,584
   Morinaga & Co., Ltd..................................    220,000     484,708
   Morinaga Milk Industry Co., Ltd......................    274,000     906,069
   Morita Holdings Corp.................................     43,000     361,273
   Morozoff, Ltd........................................     48,000     167,124
   Mory Industries, Inc.................................     45,000     124,615
  #MOS Food Services, Inc...............................     22,000     420,807
   Moshi Moshi Hotline, Inc.............................     34,500     519,610
   Mr Max Corp..........................................     35,900     139,872
   MS&AD Insurance Group Holdings, Inc..................    243,074   4,122,243
   MTI, Ltd.............................................          7       6,751
   Murata Manufacturing Co., Ltd........................     43,900   2,135,546
  #Musashi Seimitsu Industry Co., Ltd...................     28,400     593,104
   Musashino Bank, Ltd..................................     45,400   1,300,362
  #Mutoh Holdings Co., Ltd..............................     43,000      94,311
   Nabtesco Corp........................................     36,000     671,867
   NAC Co., Ltd.........................................      3,300      73,149
   Nachi-Fujikoshi Corp.................................    277,000     861,187
   Nagaileben Co., Ltd..................................     17,200     252,556
   Nagano Bank, Ltd. (The)..............................     71,000     135,159
   Nagano Keiki Co., Ltd................................      1,900      16,801
   Nagase & Co., Ltd....................................    174,200   1,858,294
   Nagatanien Co., Ltd..................................      8,000      78,731
   Nagoya Railroad Co., Ltd.............................    440,000   1,201,286
   Nakabayashi Co., Ltd.................................     59,000     124,842
   Nakamuraya Co., Ltd..................................     29,000     143,129
   Nakano Corp..........................................      9,000      16,489
  *Nakayama Steel Works, Ltd............................    165,000      80,623
   Namco Bandai Holdings, Inc...........................    123,200   1,935,847
   Nankai Electric Railway Co., Ltd.....................    266,000   1,202,925
   Nanto Bank, Ltd. (The)...............................    311,000   1,585,795
   Natori Co., Ltd......................................      4,600      50,270
   NEC Capital Solutions, Ltd...........................     18,800     263,942
  *NEC Corp.............................................  2,225,800   4,269,199
   NEC Fielding, Ltd....................................     23,900     280,602
   NEC Mobiling, Ltd....................................     12,000     499,219
   NEC Networks & System Integration Corp...............     32,600     595,549
   Net One Systems Co., Ltd.............................     89,600     997,307

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Neturen Co., Ltd.........................................  48,500 $  296,024
  *New Japan Chemical Co., Ltd..............................  11,400     38,784
  *New Japan Radio Co., Ltd.................................  27,000     50,119
   NGK Insulators, Ltd...................................... 123,000  1,371,442
   NGK Spark Plug Co., Ltd.................................. 196,000  2,194,918
   NHK Spring Co., Ltd...................................... 173,100  1,445,721
   Nice Holdings, Inc.......................................  88,000    189,592
   Nichia Steel Works, Ltd..................................  53,000    122,217
  #Nichias Corp............................................. 116,000    568,495
   Nichiban Co., Ltd........................................  38,000    119,082
  #Nichicon Corp............................................  94,100    640,611
  *Nichiden Corp............................................   7,900    213,112
   Nichiha Corp.............................................  36,600    392,926
   Nichii Gakkan Co.........................................  59,500    541,885
   Nichimo Co., Ltd.........................................  23,000     47,241
   Nichirei Corp............................................ 317,000  1,748,594
   Nichireki Co., Ltd.......................................  35,000    165,931
  #Nidec Copal Corp.........................................  14,400    108,854
   Nidec Copal Electronics Corp.............................   1,500      7,666
  #Nidec Corp...............................................   7,126    507,118
   Nidec Corp. ADR..........................................   9,900    175,626
   Nidec Tosok Corp.........................................  17,300    113,715
   Nifco, Inc...............................................  53,800  1,222,598
   Nifty Corp...............................................     194    301,474
  #Nihon Chouzai Co., Ltd...................................   3,750     99,617
  #Nihon Dempa Kogyo Co., Ltd...............................  23,700    257,269
   Nihon Eslead Corp........................................  14,200    122,194
   Nihon Kagaku Sangyo Co., Ltd.............................  11,000     68,455
   Nihon Kohden Corp........................................  28,800  1,071,328
   Nihon M&A Center, Inc....................................   5,800    174,332
   Nihon Nohyaku Co., Ltd...................................  87,000    385,898
   Nihon Parkerizing Co., Ltd...............................  52,000    784,779
  #Nihon Plast Co., Ltd.....................................   2,900     14,705
   Nihon Shokuh Kako Co., Ltd...............................   7,000     28,829
   Nihon Trim Co., Ltd......................................   2,150     58,226
   Nihon Unisys, Ltd........................................  76,000    552,598
   Nihon Yamamura Glass Co., Ltd............................ 175,000    363,944
   Nikkiso Co., Ltd.........................................  57,000    680,638
   Nikko Co., Ltd...........................................  28,000    105,224
   Nikon Corp...............................................  35,600    908,131
   Nintendo Co., Ltd........................................  12,000  1,549,196
   Nippo Corp...............................................  89,000  1,008,743
   Nippon Beet Sugar Manufacturing Co., Ltd................. 156,000    298,831
  #Nippon Carbide Industries Co., Inc.......................  78,000    193,888
   Nippon Carbon Co., Ltd................................... 159,000    271,167
   Nippon Ceramic Co., Ltd..................................   8,800    117,829
 #*Nippon Chemical Industrial Co., Ltd...................... 141,000    175,056
 #*Nippon Chemi-Con Corp.................................... 191,000    277,805
   Nippon Chemiphar Co., Ltd................................  16,000    106,212
  #Nippon Coke & Engineering Co., Ltd....................... 330,000    388,858
  *Nippon Columbia Co., Ltd................................. 166,000     47,804
   Nippon Concrete Industries Co., Ltd......................  33,000    102,474
   Nippon Conveyor Co., Ltd.................................  57,000     50,709
   Nippon Denko Co., Ltd.................................... 117,000    274,013
   Nippon Densetsu Kogyo Co., Ltd...........................  52,000    473,197
   Nippon Denwa Shisetsu Co., Ltd...........................  52,000    158,210
   Nippon Electric Glass Co., Ltd........................... 391,000  1,990,057
   Nippon Express Co., Ltd.................................. 762,000  2,788,525
   Nippon Felt Co., Ltd.....................................  15,100     75,252
   Nippon Filcon Co., Ltd...................................  16,300     79,734
   Nippon Fine Chemical Co., Ltd............................  23,700    156,834

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
   Nippon Flour Mills Co., Ltd............................   171,000 $  715,507
   Nippon Formula Feed Manufacturing Co., Ltd.............   105,000    134,323
  #Nippon Gas Co., Ltd....................................    16,800    293,710
   Nippon Hume Corp.......................................    31,000    157,335
   Nippon Jogesuido Sekkei Co., Ltd.......................        82    115,094
   Nippon Kanzai Co., Ltd.................................     2,800     51,915
   Nippon Kasei Chemical Co., Ltd.........................    32,000     40,114
   Nippon Kayaku Co., Ltd.................................   181,000  2,014,836
 #*Nippon Kinzoku Co., Ltd................................    87,000    114,547
   Nippon Koei Co., Ltd...................................   107,000    349,504
   Nippon Konpo Unyu Soko Co., Ltd........................    86,400  1,041,018
   Nippon Koshuha Steel Co., Ltd..........................   105,000     96,143
  *Nippon Light Metal Holdings Co., Ltd...................   711,000    641,872
   Nippon Meat Packers, Inc...............................   156,000  1,935,978
   Nippon Paint Co., Ltd..................................   191,000  1,528,580
  #Nippon Paper Group, Inc................................   158,502  1,812,701
   Nippon Parking Development Co., Ltd....................       143      7,755
   Nippon Pillar Packing Co., Ltd.........................    38,000    237,249
   Nippon Piston Ring Co., Ltd............................   119,000    192,019
   Nippon Rietec Co., Ltd.................................     1,000      4,708
   Nippon Road Co., Ltd. (The)............................    97,000    358,554
   Nippon Seiki Co., Ltd..................................    53,000    509,349
   Nippon Seisen Co., Ltd.................................    47,000    167,215
   Nippon Sharyo, Ltd.....................................    82,000    298,099
 #*Nippon Sheet Glass Co., Ltd............................ 1,318,000  1,091,654
   Nippon Shinyaku Co., Ltd...............................    70,000    843,284
   Nippon Shokubai Co., Ltd...............................   152,000  1,490,812
  #Nippon Signal Co., Ltd.................................   103,900    582,159
   Nippon Soda Co., Ltd...................................   228,000    991,077
  #Nippon Steel & Sumitomo Metal Corp..................... 3,971,415  8,766,192
   Nippon Steel Trading Co., Ltd..........................    66,000    153,878
  #Nippon Suisan Kaisha, Ltd..............................   254,900    558,784
   Nippon Synthetic Chemical Industry Co., Ltd. (The).....    79,000    518,566
   Nippon Telegraph & Telephone Corp......................    11,300    516,728
   Nippon Telegraph & Telephone Corp. ADR.................    71,400  1,629,348
   Nippon Television Network Corp.........................    47,100    609,199
   Nippon Thompson Co., Ltd...............................   110,000    380,582
   Nippon Tungsten Co., Ltd...............................    31,000     46,970
   Nippon Valqua Industries, Ltd..........................   133,000    356,803
 #*Nippon Yakin Kogyo Co., Ltd............................   186,000    165,636
  #Nippon Yusen K.K....................................... 1,484,904  2,830,430
   Nippon Yusoki Co., Ltd.................................    31,000     83,174
  #Nipro Corp.............................................   191,600  1,310,004
  *NIS Group Co., Ltd. ADR................................    30,800        216
   Nishimatsu Construction Co., Ltd.......................   519,000    812,561
   Nishimatsuya Chain Co., Ltd............................    65,800    530,132
   Nishi-Nippon Bank, Ltd................................. 1,013,000  2,309,866
   Nishi-Nippon Railroad Co., Ltd.........................   205,000    870,508
   Nishio Rent All Co., Ltd...............................       900     10,702
  *Nishishiba Electric Co., Ltd...........................    10,000     12,157
   Nissan Chemical Industries, Ltd........................   148,700  1,641,436
   Nissan Motor Co., Ltd..................................   784,500  6,561,056
   Nissan Shatai Co., Ltd.................................    95,000  1,039,549
  *Nissan Tokyo Sales Holdings Co., Ltd...................    36,000    146,110
   Nissei Corp............................................    20,100    177,995
   Nissei Plastic Industrial Co., Ltd.....................     7,600     28,785
   Nissen Holdings Co., Ltd...............................    30,000    117,149
 #*Nissha Printing Co., Ltd...............................    50,800    388,104
   Nisshin Fudosan Co., Ltd...............................    18,500     98,730
   Nisshin Oillio Group, Ltd. (The).......................   164,000    603,809
   Nisshin Seifun Group, Inc..............................   162,200  2,026,917

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
 #*Nisshin Steel Holdings Co., Ltd........................   110,474 $  732,065
   Nisshinbo Holdings, Inc................................   216,000  1,413,088
   Nissin Corp............................................    88,000    218,267
   Nissin Electric Co., Ltd...............................    57,000    329,877
   Nissin Foods Holdings Co., Ltd.........................    19,175    725,078
   Nissin Kogyo Co., Ltd..................................    61,200    879,575
   Nissin Sugar Holdings Co., Ltd.........................     4,700     89,398
   Nissui Pharmaceutical Co., Ltd.........................    17,700    185,054
   Nitchitsu Co., Ltd.....................................    11,000     22,760
   Nitori Holdings Co., Ltd...............................     4,500    367,485
   Nitta Corp.............................................    29,800    458,391
   Nittan Valve Co., Ltd..................................    27,500     89,222
   Nittetsu Mining Co., Ltd...............................   103,000    414,327
   Nitto Boseki Co., Ltd..................................   291,000    956,713
   Nitto Denko Corp.......................................    41,800  1,898,890
   Nitto FC Co., Ltd......................................     5,100     32,173
   Nitto Kogyo Corp.......................................    51,700    791,626
   Nitto Kohki Co., Ltd...................................    11,300    255,417
   Nitto Seiko Co., Ltd...................................    39,000    102,063
  #Nittoc Construction Co., Ltd...........................     7,249     26,088
  #Nittoku Engineering Co., Ltd...........................    10,200    113,925
   NKSJ Holdings, Inc.....................................   219,200  3,995,916
  #Noevir Holdings Co., Ltd...............................    15,100    230,720
  #NOF Corp...............................................   215,000  1,026,552
   Nohmi Bosai, Ltd.......................................    34,000    215,255
   NOK Corp...............................................    97,000  1,556,211
  #Nomura Co., Ltd........................................    56,000    202,498
   Nomura Holdings, Inc................................... 1,316,300  4,758,234
   Nomura Holdings, Inc. ADR..............................   402,117  1,447,621
   Nomura Real Estate Holdings, Inc.......................    95,000  1,705,229
   Nomura Research Institute, Ltd.........................    12,800    272,085
   Noritake Co., Ltd......................................   135,000    314,846
   Noritsu Koki Co., Ltd..................................    21,300     85,425
   Noritz Corp............................................    43,300    711,362
  *North Pacific Bank, Ltd................................   418,200  1,080,714
   NS Solutions Corp......................................    28,500    576,872
  *NS United Kaiun Kaisha, Ltd............................   169,000    184,251
   NSD Co., Ltd...........................................    41,200    394,420
   NSK, Ltd...............................................   316,000  1,735,640
 #*NTN Corp...............................................   718,000  1,288,104
   NTT Data Corp..........................................       202    658,376
   NTT DOCOMO, Inc........................................     3,688  5,344,013
  #NTT DOCOMO, Inc. Sponsored ADR.........................    44,600    642,240
   Obara Corp.............................................    15,200    166,633
   Obayashi Corp..........................................   577,000  2,581,299
  #Obayashi Road Corp.....................................    59,000    150,131
   Obic Business Consultants Co., Ltd.....................     5,500    290,591
   Obic Co., Ltd..........................................     6,670  1,372,721
  #Odakyu Electric Railway Co., Ltd.......................   145,000  1,538,564
   Oenon Holdings, Inc....................................    65,000    159,773
   Ogaki Kyoritsu Bank, Ltd. (The)........................   405,000  1,425,694
   Ohara, Inc.............................................     9,500     72,365
   Ohashi Technica, Inc...................................     3,000     20,324
   Oie Sangyo Co., Ltd....................................     1,200     12,154
   Oiles Corp.............................................    24,068    452,318
   Oita Bank, Ltd. (The)..................................   254,000    853,042
  #Oji Holdings Corp......................................   744,000  2,181,705
   Okabe Co., Ltd.........................................    54,900    346,153
   Okamoto Industries, Inc................................    71,000    276,489
  *Okamoto Machine Tool Works, Ltd........................    47,000     48,311
   Okamura Corp...........................................    77,000    558,752

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Okasan Securities Group, Inc............................. 178,000 $  672,445
   Okaya Electric Industries Co., Ltd.......................   6,700     26,519
   Oki Electric Cable Co., Ltd..............................  12,000     17,602
 #*Oki Electric Industry Co., Ltd........................... 609,000    611,817
   Okinawa Electric Power Co., Ltd..........................  14,480    443,475
  *OKK Corp................................................. 126,000    143,640
   OKUMA Corp............................................... 205,000  1,252,935
   Okumura Corp............................................. 231,000    743,612
   Okura Industrial Co., Ltd................................  59,000    160,539
   Okuwa Co., Ltd...........................................  28,000    377,082
   Olympic Corp.............................................  19,000    164,093
  *Olympus Corp.............................................  14,000    244,612
   Omron Corp...............................................  68,100  1,357,661
   ONO Sokki Co., Ltd.......................................  25,000    110,084
   Onoken Co., Ltd..........................................  16,700    133,538
   Onward Holdings Co., Ltd................................. 193,000  1,429,070
   Optex Co., Ltd...........................................  16,000    171,405
   Oracle Corp. Japan.......................................   5,800    257,934
   Organo Corp..............................................  63,000    372,091
   Oriental Land Co., Ltd...................................   5,200    709,306
   Origin Electric Co., Ltd.................................  39,000    151,349
   Osaka Gas Co., Ltd....................................... 323,000  1,331,253
   Osaka Organic Chemical Industry, Ltd.....................  16,800     75,478
  *Osaka Securities Exchange Co., Ltd.......................      26     96,917
   Osaka Steel Co., Ltd.....................................  20,400    337,696
  #Osaka Titanium Technologies Co., Ltd.....................  16,900    334,630
   Osaki Electric Co., Ltd..................................  35,000    187,717
   OSG Corp.................................................  30,600    401,114
   Otsuka Corp..............................................   6,400    521,801
   Oyo Corp.................................................  23,800    289,243
  #P.S. Mitsubishi Construction Co., Ltd....................  24,000    100,996
   Pacific Industrial Co., Ltd..............................  71,000    417,418
  #Pacific Metals Co., Ltd.................................. 221,000    751,253
   Pack Corp. (The).........................................  14,700    261,293
  *Pal Co., Ltd.............................................   7,900    403,424
   Paltac Corp..............................................  37,558    550,060
   PanaHome Corp............................................ 128,000    800,164
  #Panasonic Corp........................................... 868,100  5,265,514
  #Panasonic Corp. Sponsored ADR............................ 204,353  1,130,072
   Panasonic Industrial Devices SUNX Co., Ltd...............  44,000    177,494
   Panasonic Information Systems Co., Ltd...................   1,800     43,162
   Paramount Bed Holdings Co., Ltd..........................  19,800    690,239
  #Parco Co., Ltd...........................................  16,800    176,300
   Paris Miki Holdings, Inc.................................  31,100    169,050
  #Park24 Co., Ltd..........................................  25,600    439,856
   Pasco Corp...............................................  29,000     82,786
   Pasona Group, Inc........................................     108     66,657
   PCA Corp.................................................     500      6,249
  #Penta-Ocean Construction Co., Ltd........................ 424,000  1,019,612
   PIA Corp.................................................   4,400     63,397
   Pigeon Corp..............................................   8,600    396,265
   Pilot Corp...............................................     165    296,866
   Piolax, Inc..............................................  13,900    289,120
 #*Pioneer Electronic Corp.................................. 392,000    939,111
   Plenus Co., Ltd..........................................  22,200    361,151
  #Point, Inc...............................................   5,280    201,099
   Pola Orbis Holdings, Inc.................................  24,800    780,753
   Poplar Co., Ltd..........................................   3,500     22,444
   Press Kogyo Co., Ltd..................................... 144,000    602,262
   Pressance Corp...........................................   1,600     29,506
   Prima Meat Packers, Ltd.................................. 200,000    361,075

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Pronexus, Inc............................................  30,900 $  181,507
  #Raito Kogyo Co., Ltd.....................................  71,500    341,572
  *Rasa Industries, Ltd..................................... 102,000     90,817
  *Relo Holdings, Inc.......................................   1,000     33,260
 #*Renesas Electronics Corp.................................  80,600    298,512
   Rengo Co., Ltd........................................... 313,710  1,371,149
 #*Renown, Inc..............................................  76,600     99,677
   Resona Holdings, Inc..................................... 719,800  3,114,715
   Resorttrust, Inc.........................................  45,400    846,369
   Rheon Automatic Machinery Co., Ltd.......................   7,000     15,534
  #Rhythm Watch Co., Ltd.................................... 181,000    336,001
  #Ricoh Co., Ltd........................................... 574,619  4,808,923
   Ricoh Leasing Co., Ltd...................................  23,800    554,399
   Right On Co., Ltd........................................  15,900    131,317
   Riken Corp............................................... 134,000    448,616
   Riken Keiki Co., Ltd.....................................  21,000    130,498
   Riken Technos Corp.......................................  62,000    156,316
   Riken Vitamin Co., Ltd...................................  11,600    304,810
   Ringer Hut Co., Ltd......................................   7,600     97,081
  #Rinnai Corp..............................................  12,900    881,076
   Riso Kagaku Corp.........................................  20,079    325,773
   Riso Kyoiku Co., Ltd.....................................     875     65,520
   Rock Field Co., Ltd......................................  16,700    299,625
   Rohm Co., Ltd............................................  88,400  2,854,991
   Rohto Pharmaceutical Co., Ltd............................  80,000  1,102,558
   Roland DG Corp...........................................  13,000    140,342
   Round One Corp........................................... 122,800    621,300
  #Royal Holdings Co., Ltd..................................  50,100    624,960
   Ryobi, Ltd............................................... 166,000    337,933
   Ryoden Trading Co., Ltd..................................  56,000    317,134
   Ryohin Keikaku Co., Ltd..................................  17,575  1,163,877
   Ryosan Co., Ltd..........................................  46,800    789,981
   S Foods, Inc.............................................  27,000    251,938
   S.T. Chemical Co., Ltd...................................   8,000     88,460
  *Sagami Chain Co., Ltd....................................  20,000    162,381
   Saibu Gas Co., Ltd....................................... 252,000    662,993
   Saizeriya Co., Ltd.......................................  36,900    518,433
   Sakai Chemical Industry Co., Ltd......................... 117,000    315,052
  #Sakai Heavy Industries, Ltd..............................  54,000    148,276
   Sakai Ovex Co., Ltd......................................  63,000     88,398
   Sakata INX Corp..........................................  87,000    430,107
   Sakata Seed Corp.........................................  44,300    572,443
   Sala Corp................................................  58,500    359,428
   SAN HOLDINGS, Inc........................................   1,800     30,684
   San-A Co., Ltd...........................................  10,700    415,446
   San-Ai Oil Co., Ltd......................................  86,000    377,073
  #Sanden Corp.............................................. 238,000    715,820
   Sangetsu Co., Ltd........................................  36,200    963,846
   San-in Godo Bank, Ltd. (The)............................. 229,000  1,583,961
 #*Sanix, Inc...............................................  22,200     65,066
  #Sanken Electric Co., Ltd................................. 121,000    377,977
   Sanki Engineering Co., Ltd...............................  65,000    300,431
  #Sanko Marketing Foods Co., Ltd...........................      62     75,762
  #Sanko Metal Industrial Co., Ltd..........................  21,000     51,856
   Sankyo Co., Ltd..........................................  35,800  1,621,966
  #Sankyo Seiko Co., Ltd....................................  54,900    184,952
   Sankyo-Tateyama Holdings, Inc............................ 478,000  1,036,148
   Sankyu, Inc.............................................. 350,000  1,219,271
   Sanoh Industrial Co., Ltd................................  51,800    305,708
  #Sanrio Co., Ltd..........................................  11,500    378,635
   Sanshin Electronics Co., Ltd.............................  46,300    347,873

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Santen Pharmaceutical Co., Ltd...........................  14,600 $  639,561
   Sanwa Holdings Corp...................................... 278,000  1,111,393
   Sanyo Chemical Industries, Ltd...........................  82,000    462,680
   Sanyo Denki Co., Ltd.....................................  47,000    254,680
   Sanyo Housing Nagoya Co., Ltd............................      93     98,921
  #Sanyo Shokai, Ltd........................................ 185,000    544,619
   Sanyo Special Steel Co., Ltd............................. 145,000    432,344
   Sapporo Holdings, Ltd.................................... 465,000  1,298,569
   Sasebo Heavy Industries Co., Ltd......................... 178,000    158,438
  *Sata Construction Co., Ltd...............................  85,000     58,445
  #Sato Holdings Corp.......................................  38,600    537,160
   Sato Shoji Corp..........................................  19,700    118,354
   Satori Electric Co., Ltd.................................  20,200    109,384
  #Sawai Pharmaceutical Co., Ltd............................   3,000    331,399
   Saxa Holdings, Inc.......................................  86,000    141,066
  #SBI Holdings, Inc........................................ 369,280  2,586,054
   Scroll Corp..............................................  33,300    103,208
   SCSK Corp................................................  50,959    867,754
   Secom Co., Ltd...........................................  13,300    677,423
   Secom Joshinetsu Co., Ltd................................   1,500     38,977
   Sega Sammy Holdings, Inc.................................  54,612  1,029,350
   Seibu Electric Industry Co., Ltd.........................  16,000     68,352
   Seika Corp...............................................  72,000    187,589
   Seikagaku Corp...........................................  37,700    432,174
  *Seikitokyu Kogyo Co., Ltd................................ 121,000     77,261
  #Seiko Epson Corp......................................... 200,200  1,113,343
  *Seiko Holdings Corp...................................... 129,000    339,633
   Seino Holdings Co., Ltd.................................. 204,000  1,176,226
   Seiren Co., Ltd..........................................  81,500    507,947
   Sekisui Chemical Co., Ltd................................ 257,000  2,110,649
   Sekisui House, Ltd....................................... 462,000  4,723,936
   Sekisui Jushi Co., Ltd...................................  60,000    584,769
   Sekisui Plastics Co., Ltd................................  90,000    204,250
  #Senko Co., Ltd........................................... 135,000    546,344
  #Senshu Electric Co., Ltd.................................   9,500    111,236
   Senshu Ikeda Holdings, Inc............................... 125,060    779,708
   Senshukai Co., Ltd.......................................  41,400    260,802
  *Seria Co., Ltd...........................................     800     16,174
   Seven & I Holdings Co., Ltd.............................. 178,452  5,503,356
  #Sharp Corp............................................... 887,000  1,913,507
  *Shibaura Mechatronics Corp...............................  41,000     68,310
   Shibusawa Warehouse Co., Ltd.............................  56,000    162,265
   Shibuya Kogyo Co., Ltd...................................   7,300     82,355
   Shiga Bank, Ltd.......................................... 313,000  2,047,480
   Shikibo, Ltd............................................. 180,000    214,112
   Shikoku Bank, Ltd........................................ 224,000    555,605
   Shikoku Chemicals Corp...................................  55,000    298,593
   Shikoku Electric Power Co., Inc..........................  75,100    802,923
  #Shima Seiki Manufacturing Co., Ltd.......................  37,000    470,872
   Shimachu Co., Ltd........................................  63,900  1,411,830
   Shimadzu Corp............................................ 215,000  1,447,857
   Shimamura Co., Ltd.......................................   7,300    760,904
   Shimano, Inc.............................................   8,200    516,927
   Shimizu Bank, Ltd........................................  10,700    314,079
   Shimizu Corp............................................. 778,000  2,602,818
   Shimojima Co., Ltd.......................................   1,500     17,394
   Shin Nippon Air Technologies Co., Ltd....................  26,100    142,924
   Shinagawa Refractories Co., Ltd.......................... 120,000    234,724
  #Shindengen Electric Manufacturing Co., Ltd...............  92,000    213,454
   Shin-Etsu Chemical Co., Ltd..............................  48,600  2,744,109
   Shin-Etsu Polymer Co., Ltd...............................  51,000    170,044

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
   Shin-Keisei Electric Railway Co., Ltd..................    25,000 $  112,396
   Shinko Electric Industries Co., Ltd....................   116,400    724,741
   Shinko Plantech Co., Ltd...............................    46,300    380,380
   Shinko Shoji Co., Ltd..................................    35,800    309,770
   Shinko Wire Co., Ltd...................................    47,000     72,476
   Shinmaywa Industries, Ltd..............................   171,000    927,880
   Shinnihon Corp.........................................    36,600     85,241
   Shinsei Bank, Ltd...................................... 1,282,000  1,879,540
   Shinsho Corp...........................................    74,000    131,811
   Shinwa Co., Ltd........................................     5,000     55,652
   Shionogi & Co., Ltd....................................   138,300  2,296,046
   Ship Healthcare Holdings, Inc..........................    34,000  1,133,746
   Shiroki Corp...........................................   126,000    275,348
   Shiseido Co., Ltd......................................    57,000    721,352
   Shizuki Electric Co., Inc..............................    24,000     84,180
   Shizuoka Bank, Ltd.....................................   470,000  4,807,152
   Shizuoka Gas Co., Ltd..................................    73,000    519,702
   SHO-BOND Holdings Co., Ltd.............................    20,600    623,006
   Shobunsha Publications, Inc............................    17,200    113,822
   Shochiku Co., Ltd......................................    54,000    526,301
   Shoko Co., Ltd.........................................    97,000    148,280
  #Showa Aircraft Industry Co., Ltd.......................    11,000     54,069
   Showa Corp.............................................    80,600    745,795
  #Showa Denko K.K........................................ 1,950,000  2,982,838
   Showa Sangyo Co., Ltd..................................    91,000    304,280
   Showa Shell Sekiyu K.K.................................   270,800  1,507,596
  #Siix Corp..............................................    18,600    274,219
   Simplex Holdings, Inc..................................       141     42,930
   Sinanen Co., Ltd.......................................    70,000    299,223
  #Sinfonia Technology Co., Ltd...........................    92,000    153,409
   Sintokogio, Ltd........................................    71,600    505,288
   SKY Perfect JSAT Holdings, Inc.........................     2,650  1,210,865
   SMC Corp...............................................     5,100    804,060
   SMK Corp...............................................    87,000    218,161
   SNT Corp...............................................    29,300    118,637
   Soda Nikka Co., Ltd....................................    13,000     55,536
   Sodick Co., Ltd........................................    79,700    302,799
   Soft99 Corp............................................    10,600     63,324
   Softbank Corp..........................................    54,200  1,711,760
   Sogo Medical Co., Ltd..................................     5,300    191,063
   Sohgo Security Services Co., Ltd.......................    81,700  1,148,113
   Sojitz Corp............................................ 1,839,600  2,283,672
   Sony Corp..............................................   126,300  1,495,442
  #Sony Corp. Sponsored ADR...............................   355,389  4,172,267
   Sony Financial Holdings, Inc...........................    22,200    395,885
   Soshin Electric Co., Ltd...............................     7,200     26,772
   Sotetsu Holdings, Inc..................................   251,000    851,826
   Sotoh Co., Ltd.........................................     6,300     59,720
   Space Co., Ltd.........................................     3,700     33,304
   SPK Corp...............................................     5,700     96,191
   Square Enix Holdings Co., Ltd..........................    71,000  1,000,836
   SRA Holdings, Inc......................................    15,500    168,956
   St. Marc Holdings Co., Ltd.............................     9,500    354,372
   Stanley Electric Co., Ltd..............................   122,300  1,683,048
   Star Micronics Co., Ltd................................    47,900    448,385
 #*Start Today Co., Ltd...................................    20,100    220,250
   Starzen Co., Ltd.......................................    85,000    253,361
   Stella Chemifa Corp....................................    12,800    240,486
   Studio Alice Co., Ltd..................................    10,000    153,790
   Sugi Holdings Co., Ltd.................................     6,400    231,288
   Sugimoto & Co., Ltd....................................    10,300     96,090

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
  *Sumco Corp............................................   129,860 $   890,655
   Sumida Corp...........................................    19,700      92,306
   Sumikin Bussan Corp...................................   135,000     329,949
   Suminoe Textile Co., Ltd..............................    88,000     163,182
 #*Sumiseki Holdings, Inc................................    11,700      10,247
   Sumitomo Bakelite Co., Ltd............................   276,000     985,111
   Sumitomo Chemical Co., Ltd............................ 1,286,000   3,614,015
   Sumitomo Corp.........................................   534,800   7,290,819
   Sumitomo Densetsu Co., Ltd............................    29,800     268,818
   Sumitomo Electric Industries, Ltd.....................   353,200   3,799,618
   Sumitomo Forestry Co., Ltd............................   189,500   1,695,857
   Sumitomo Heavy Industries, Ltd........................   823,480   2,952,323
  #Sumitomo Light Metal Industries, Ltd..................   564,000     459,244
   Sumitomo Metal Mining Co., Ltd........................   470,000   6,189,822
 #*Sumitomo Mitsui Construction Co., Ltd.................   152,200      95,432
   Sumitomo Mitsui Financial Group, Inc..................   634,770  19,396,670
   Sumitomo Mitsui Trust Holdings, Inc................... 1,477,730   4,484,618
   Sumitomo Osaka Cement Co., Ltd........................   529,000   1,722,289
   Sumitomo Pipe & Tube Co., Ltd.........................    41,400     290,064
  #Sumitomo Precision Products Co., Ltd..................    49,000     207,504
   Sumitomo Real Estate Sales Co., Ltd...................     6,090     286,755
  #Sumitomo Realty & Development Co., Ltd................    36,000     994,756
   Sumitomo Rubber Industries, Ltd.......................    87,900   1,036,270
   Sumitomo Seika Chemicals Co., Ltd.....................    85,000     297,231
   Sumitomo Warehouse Co., Ltd...........................   192,000     803,283
   Sundrug Co., Ltd......................................     8,800     324,117
  #Suruga Bank, Ltd......................................   245,000   2,942,208
   Suzuken Co., Ltd......................................    83,100   2,623,192
   Suzuki Motor Corp.....................................   131,400   2,979,999
   SWCC Showa Holdings Co., Ltd..........................   407,000     290,585
 #*SxL Corp..............................................    85,000     134,575
   Sysmex Corp...........................................     7,000     329,145
   Systena Corp..........................................       210     181,172
   T&D Holdings, Inc.....................................   441,110   4,820,116
   T. Hasegawa Co., Ltd..................................    21,600     273,484
   T. RAD Co., Ltd.......................................   100,000     228,297
   Tachibana Eletech Co., Ltd............................    17,900     145,326
   Tachi-S Co., Ltd......................................    45,700     838,638
   Tact Home Co., Ltd....................................       181     190,747
   Tadano, Ltd...........................................   149,421   1,102,330
   Taihei Dengyo Kaisha, Ltd.............................    38,000     245,600
   Taihei Kogyo Co., Ltd.................................    85,000     338,739
   Taiheiyo Cement Corp..................................   864,000   1,841,927
   Taiheiyo Kouhatsu, Inc................................    59,000      53,255
   Taiho Kogyo Co., Ltd..................................    37,900     366,967
   Taikisha, Ltd.........................................    32,300     685,794
   Taiko Bank, Ltd. (The)................................    27,000      66,341
   Taisei Corp........................................... 1,183,399   3,262,842
   Taisei Lamick Co., Ltd................................     1,600      46,984
   Taiyo Holdings Co., Ltd...............................     5,900     166,009
   Taiyo Nippon Sanso Corp...............................   322,000   1,767,319
  #Taiyo Yuden Co., Ltd..................................   159,900   1,356,530
  *Takagi Securities Co., Ltd............................    27,000      28,195
   Takamatsu Construction Group Co., Ltd.................    20,800     340,812
   Takano Co., Ltd.......................................    14,200      70,336
 #*Takaoka Toko Holdings Co., Ltd........................    17,174     251,705
   Takara Holdings, Inc..................................   212,000   1,588,021
  *Takara Leben Co., Ltd.................................    25,900     277,683
   Takara Standard Co., Ltd..............................   152,895   1,147,430
   Takasago International Corp...........................    95,000     483,793
   Takasago Thermal Engineering Co., Ltd.................    79,200     623,186

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
  #Takashima & Co., Ltd...................................    29,000 $   97,408
   Takashimaya Co., Ltd...................................   381,000  2,505,962
   Takata Corp............................................    43,300    791,030
   Take & Give Needs Co., Ltd.............................     1,189     97,625
   Takeda Pharmaceutical Co., Ltd.........................    75,200  3,495,360
  *Takeuchi Manufacturing Co., Ltd........................     1,800     15,937
   Takihyo Co., Ltd.......................................     3,000     15,459
   Takiron Co., Ltd.......................................    85,000    303,433
   Takisawa Machine Tool Co., Ltd.........................    61,000     72,630
   Takuma Co., Ltd........................................   113,000    575,116
   Tamron Co., Ltd........................................    12,700    345,141
   Tamura Corp............................................   115,000    252,054
  #Tanseisha Co., Ltd.....................................    18,000     53,491
  #Tatsuta Electric Wire & Cable Co., Ltd.................    96,000    954,983
   Tayca Corp.............................................    39,000    110,065
   TBK Co., Ltd...........................................    45,000    221,303
  #TDK Corp...............................................    59,300  2,229,914
  #TDK Corp. Sponsored ADR................................    48,131  1,789,029
 #*Teac Corp..............................................    26,000      8,465
   Techno Associe Co., Ltd................................     3,000     23,902
   Techno Ryowa, Ltd......................................     8,870     42,564
   Teijin, Ltd............................................ 1,292,750  2,964,691
   Teikoku Electric Manufacturing Co., Ltd................     5,600     71,307
   Teikoku Sen-I Co., Ltd.................................    21,000    157,444
   Teikoku Tsushin Kogyo Co., Ltd.........................    46,000     76,036
   Tekken Corp............................................   203,000    259,399
   Terumo Corp............................................    23,600  1,016,470
   T-GAIA CORP............................................    16,000    153,861
   THK Co., Ltd...........................................   150,300  2,498,630
   Tigers Polymer Corp....................................     6,700     22,095
   Titan Kogyo K.K........................................    12,000     32,766
   TKC Corp...............................................    25,300    493,833
   TOA Corp...............................................   244,000    348,804
   Toa Oil Co., Ltd.......................................   101,000    113,909
   TOA ROAD Corp..........................................    63,000    168,101
   Toabo Corp.............................................   122,000     82,612
   Toagosei Co., Ltd......................................   310,500  1,265,880
  *Tobishima Corp.........................................   116,300    107,846
   Tobu Railway Co., Ltd..................................   211,000  1,121,238
   Tobu Store Co., Ltd....................................    30,000     97,303
   TOC Co., Ltd...........................................    97,700    520,281
   Tocalo Co., Ltd........................................    18,100    263,059
   Tochigi Bank, Ltd......................................   156,000    547,475
   Toda Corp..............................................   320,000    966,203
  #Toda Kogyo Corp........................................    47,000    139,543
   Toei Co., Ltd..........................................    84,000    460,865
   Toenec Corp............................................    42,000    230,440
   Toho Bank, Ltd.........................................   270,000    902,962
   TOHO Co., Ltd. (6895200)...............................    73,800  1,287,155
   TOHO Co., Ltd. (6895211)...............................    32,000    123,449
   Toho Gas Co., Ltd......................................   168,000  1,018,230
   Toho Holdings Co., Ltd.................................    60,700  1,240,840
   Toho Real Estate Co., Ltd..............................    22,600    123,582
  #Toho Titanium Co., Ltd.................................    15,400    136,947
  #Toho Zinc Co., Ltd.....................................   171,000    580,863
   Tohoku Bank, Ltd. (The)................................    99,000    142,687
   Tohto Suisan Co., Ltd..................................    61,000     93,235
  *Tohuku Electric Power Co., Inc.........................    95,300    701,989
   Tokai Carbon Co., Ltd..................................   324,000  1,040,900
   Tokai Corp.............................................     7,200    177,489
   TOKAI Holdings Corp....................................    18,000     73,272

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
JAPAN -- (Continued)
   Tokai Lease Co., Ltd...................................  40,000 $   83,705
   Tokai Rika Co., Ltd....................................  74,800    938,750
   Tokai Rubber Industries, Ltd...........................  53,500    473,951
   Tokai Tokyo Financial Holdings, Inc.................... 304,000  1,095,278
  #Token Corp.............................................  12,370    543,167
   Tokio Marine Holdings, Inc............................. 252,712  6,689,320
  #Tokio Marine Holdings, Inc. ADR........................  63,004  1,677,797
  #*Toko, Inc............................................. 149,000    341,703
   Tokushu Tokai Paper Co., Ltd........................... 125,380    309,252
  #Tokuyama Corp.......................................... 464,000    890,303
   Tokyo Broadcasting System, Inc.........................  52,400    509,526
  #Tokyo Derica Co., Ltd..................................   3,000     46,967
 #*Tokyo Dome Corp........................................ 242,000    815,936
  *Tokyo Electric Power Co., Inc.......................... 270,612    441,763
   Tokyo Electron Device, Ltd.............................     103    173,874
   Tokyo Electron, Ltd....................................  24,800  1,116,753
   Tokyo Energy & Systems, Inc............................  44,000    191,632
   Tokyo Gas Co., Ltd..................................... 228,000  1,208,155
   Tokyo Kaikan Co., Ltd..................................   2,000      7,360
   Tokyo Keiki, Inc....................................... 114,000    180,329
  *Tokyo Kikai Seisakusho, Ltd............................  73,000     35,636
   Tokyo Rakutenchi Co., Ltd..............................  30,000    112,465
  #Tokyo Rope Manufacturing Co., Ltd...................... 218,000    240,650
   Tokyo Sangyo Co., Ltd..................................  24,500     77,951
   Tokyo Seimitsu Co., Ltd................................  49,700    750,952
   Tokyo Steel Manufacturing Co., Ltd..................... 191,300    614,613
  *Tokyo Tatemono Co., Ltd................................ 608,000  2,502,346
   Tokyo Tekko Co., Ltd...................................  44,000    151,660
  #Tokyo Theatres Co., Inc................................ 103,000    131,601
   Tokyo Tomin Bank, Ltd..................................  48,000    413,200
  #Tokyotokeiba Co., Ltd.................................. 204,000    304,226
   Tokyu Community Corp...................................   9,900    355,183
   Tokyu Construction Co., Ltd............................  94,000    171,864
   Tokyu Corp............................................. 221,000  1,124,159
   Tokyu Land Corp........................................ 559,000  3,138,183
   Tokyu Livable, Inc.....................................  17,300    225,270
   Tokyu Recreation Co., Ltd..............................  22,819    131,383
   Toli Corp..............................................  61,000    125,258
   Tomato Bank, Ltd....................................... 122,000    215,667
   Tomen Devices Corp.....................................   3,000     64,603
   Tomen Electronics Corp.................................  15,600    197,941
  #Tomoe Corp.............................................  36,800    120,380
   Tomoe Engineering Co., Ltd.............................   7,100    119,805
   TOMOEGAWA Co., Ltd.....................................  17,000     30,458
   Tomoku Co., Ltd........................................ 103,000    282,358
   TOMONY Holdings, Inc................................... 183,600    770,558
  #Tomy Co., Ltd..........................................  79,500    438,690
   Tonami Holdings Co., Ltd...............................  88,000    195,230
   TonenGeneral Sekiyu K.K................................  65,000    589,883
   Topcon Corp............................................  57,900    274,705
   Toppan Forms Co., Ltd..................................  70,800    666,949
   Toppan Printing Co., Ltd............................... 503,000  2,907,173
   Topre Corp.............................................  54,000    466,276
  #Topy Industries, Ltd................................... 259,000    503,074
   Toray Industries, Inc.................................. 230,000  1,342,549
   Toridoll.corp..........................................  18,600    280,299
   Torigoe Co., Ltd. (The)................................  12,500     97,626
   Torishima Pump Manufacturing Co., Ltd..................  25,400    177,509
   Tose Co., Ltd..........................................   3,800     23,785
   Tosei Corp.............................................     249     93,276
   Toshiba Corp........................................... 420,000  1,560,590

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
   Toshiba Machine Co., Ltd..............................   184,000 $   798,156
   Toshiba Plant Systems & Services Corp.................    42,000     568,263
   Toshiba TEC Corp......................................   186,000     869,230
   Tosho Printing Co., Ltd...............................    75,000     117,543
   Tosoh Corp............................................   745,000   1,458,427
   Totetsu Kogyo Co., Ltd................................    37,000     423,818
   TOTO, Ltd.............................................   155,000   1,161,646
   Tottori Bank, Ltd.....................................    69,000     141,827
   Touei Housing Corp....................................    24,200     257,601
   Toukei Computer Co., Ltd..............................     3,200      45,232
   Tow Co., Ltd..........................................     5,700      37,065
   Towa Bank, Ltd........................................   414,000     409,462
   Towa Corp.............................................    21,100     118,514
   Towa Pharmaceutical Co., Ltd..........................     8,600     546,465
  #Toyo Construction Co., Ltd............................    54,400     165,835
  #Toyo Corp.............................................    36,600     418,455
   Toyo Electric Manufacturing Co., Ltd..................    34,000      93,174
   Toyo Engineering Corp.................................   135,000     558,778
   Toyo Ink SC Holdings Co., Ltd.........................   258,000     950,642
   Toyo Kanetsu K.K......................................   214,000     415,905
   Toyo Kohan Co., Ltd...................................    63,000     157,210
   Toyo Securities Co., Ltd..............................    94,000     161,897
   Toyo Seikan Kaisha, Ltd...............................   221,800   2,358,028
   Toyo Sugar Refining Co., Ltd..........................    29,000      30,909
   Toyo Suisan Kaisha, Ltd...............................    43,000   1,071,547
   Toyo Tanso Co., Ltd...................................    12,000     227,656
   Toyo Tire & Rubber Co., Ltd...........................   310,000     753,158
   Toyo Wharf & Warehouse Co., Ltd.......................    64,000     101,232
   Toyobo Co., Ltd....................................... 1,334,000   1,470,155
   Toyoda Gosei Co., Ltd.................................    82,400   1,622,712
  #Toyota Boshoku Corp...................................    81,000     768,031
   Toyota Motor Corp.....................................   150,786   5,813,880
  #Toyota Motor Corp. Sponsored ADR......................   360,892  27,958,303
   Toyota Tsusho Corp....................................   172,025   3,757,501
   TPR Co., Ltd..........................................    28,100     314,593
   Transcosmos, Inc......................................    31,100     346,402
   Trend Micro, Inc......................................     9,800     274,715
   Trend Micro, Inc. Sponsored ADR.......................     3,540      99,120
   Trinity Industrial Corp...............................     3,000       9,495
   Trusco Nakayama Corp..................................    27,961     504,103
   TS Tech Co., Ltd......................................    59,200   1,008,373
   TSI Holdings Co., Ltd.................................   124,190     757,923
   Tsubakimoto Chain Co..................................   161,000     788,738
   Tsubakimoto Kogyo Co., Ltd............................    24,000      69,496
 #*Tsudakoma Corp........................................   105,000     134,142
  #Tsugami Corp..........................................    61,000     380,555
   Tsukishima Kikai Co., Ltd.............................    36,000     304,598
   Tsukuba Bank, Ltd. (The)..............................   115,400     370,176
   Tsumura & Co..........................................    27,000     863,422
  *Tsuruha Holdings, Inc.................................     9,200     697,364
   Tsurumi Manufacturing Co., Ltd........................    28,000     210,444
   TV Tokyo Holdings Corp................................     5,900      66,308
   TYK Corp..............................................    34,000      64,765
  *Ube Industries, Ltd................................... 1,223,000   2,793,292
  #Ube Material Industries, Ltd..........................   100,000     272,916
   Uchida Yoko Co., Ltd..................................    87,000     236,530
   UKC Holdings Corp.....................................     9,400     175,460
 #*Ulvac, Inc............................................    61,500     389,354
   Unicharm Corp.........................................    11,700     633,028
  #Union Tool Co.........................................    16,600     251,352
   Unipres Corp..........................................    31,800     733,092

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
  #United Arrows, Ltd.......................................   4,300 $  110,175
  *Unitika, Ltd............................................. 668,000    334,574
 #*Universal Entertainment Corp.............................  17,400    374,016
   UNY Co., Ltd............................................. 312,200  2,221,656
   U-Shin, Ltd..............................................  51,500    220,852
   Ushio, Inc............................................... 137,300  1,448,669
   USS Co., Ltd.............................................   5,020    527,814
   Utoc Corp................................................  18,700     54,576
  #V Technology Co., Ltd....................................      15     26,813
   Valor Co., Ltd...........................................  39,900    682,316
  *Village Vanguard Co., Ltd................................       1        992
   Vital KSK Holdings, Inc..................................  48,185    488,025
   VT Holdings Co., Ltd.....................................   8,200     58,212
   Wacoal Corp.............................................. 158,000  1,777,632
   Wacom Co., Ltd...........................................     146    424,082
 #*Wakachiku Construction Co., Ltd.......................... 118,000    104,995
  *Wakamoto Pharmaceutical Co., Ltd.........................   7,000     18,618
  *Wakita & Co., Ltd........................................   3,000     21,163
   Warabeya Nichiyo Co., Ltd................................  14,200    289,960
   Watabe Wedding Corp......................................   9,200     74,947
  #WATAMI Co., Ltd..........................................   8,100    181,179
   Welcia Holdings Co., Ltd.................................     300     11,025
   West Japan Railway Co....................................  31,500  1,375,218
   Wood One Co., Ltd........................................  40,000    112,720
   Xebio Co., Ltd...........................................  34,800    680,954
   Y. A. C. Co., Ltd........................................  13,500     81,671
   Yachiyo Bank, Ltd. (The).................................  20,700    369,575
   Yahagi Construction Co., Ltd.............................  27,000    115,018
   Yahoo Japan Corp.........................................     918    315,927
   Yaizu Suisankagaku Industry Co., Ltd.....................   9,800     90,451
  #Yakult Honsha Co., Ltd...................................  21,400    996,960
   Yamabiko Corp............................................   9,135    117,633
 #*Yamada Denki Co., Ltd....................................  76,680  3,326,505
   Yamagata Bank, Ltd....................................... 185,000    815,870
   Yamaguchi Financial Group, Inc........................... 301,000  2,493,907
   Yamaha Corp.............................................. 229,600  2,063,273
   Yamaha Motor Co., Ltd.................................... 269,800  2,576,079
  *Yamaichi Electronics Co., Ltd............................  24,100     39,023
   Yamanashi Chuo Bank, Ltd................................. 202,000    817,589
 #*Yamatane Corp............................................ 160,000    208,325
   Yamato Corp..............................................  26,000     86,968
   Yamato Holdings Co., Ltd................................. 203,000  3,092,434
  #Yamato Kogyo Co., Ltd....................................  50,500  1,418,511
   Yamaya Corp..............................................   4,210     60,485
   Yamazaki Baking Co., Ltd................................. 114,000  1,370,152
   Yamazen Co., Ltd.........................................  52,800    325,488
   Yaoko Co., Ltd...........................................   5,400    220,581
   Yaskawa Electric Corp.................................... 128,000    917,373
   Yasuda Warehouse Co., Ltd. (The).........................  16,300    107,068
   Yellow Hat, Ltd..........................................  26,500    355,626
   Yodogawa Steel Works, Ltd................................ 161,000    518,506
   Yokogawa Bridge Holdings Corp............................  36,000    261,982
   Yokogawa Electric Corp................................... 184,100  2,095,651
   Yokohama Reito Co., Ltd..................................  72,000    488,985
   Yokohama Rubber Co., Ltd................................. 264,000  1,855,652
   Yokowo Co., Ltd..........................................  22,200    107,480
   Yomeishu Seizo Co., Ltd..................................   2,000     17,652
   Yomiuri Land Co., Ltd....................................  19,000     59,954
   Yondenko Corp............................................  23,000     83,323
   Yonekyu Corp.............................................  27,500    223,410
   Yonex Co., Ltd...........................................   9,400     54,086

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        Shares      Value++
                                                       --------- --------------
JAPAN -- (Continued)
   Yorozu Corp........................................    24,500 $      363,558
   Yoshinoya Holdings Co., Ltd........................       427        541,530
   Yuasa Funashoku Co., Ltd...........................     6,000         13,977
   Yuasa Trading Co., Ltd.............................   298,000        493,257
   Yuken Kogyo Co., Ltd...............................    80,000        137,376
  *Yuki Gosei Kogyo Co., Ltd..........................    11,000         29,776
   Yukiguni Maitake Co., Ltd..........................     7,200         23,543
   Yurtec Corp........................................    71,000        237,822
   Yusen Logistics Co., Ltd...........................    24,000        203,286
  #Yushin Precision Equipment Co., Ltd................     8,200        143,819
   Yushiro Chemical Industry Co., Ltd.................    12,100        116,050
   Yutaka Foods Corp..................................     4,000         76,048
  *Zappallas, Inc.....................................        42         37,476
   Zenrin Co., Ltd....................................    26,100        319,742
  #Zensho Co., Ltd....................................    27,700        336,895
   Zeon Corp..........................................   186,000      1,341,550
   ZERIA Pharmaceutical Co., Ltd......................    11,000        175,695
                                                                 --------------
TOTAL JAPAN...........................................            1,224,779,574
                                                                 --------------
NETHERLANDS -- (2.3%)
   Aalberts Industries NV.............................   133,405      2,424,919
  #Accell Group NV....................................    17,416        287,247
   Aegon NV........................................... 1,438,756      8,046,422
   Aegon NV ADR.......................................   104,299        581,988
   Akzo Nobel NV......................................   189,478     10,312,876
   Akzo Nobel NV Sponsored ADR........................    82,551      1,493,348
 #*AMG Advanced Metallurgical Group NV................    57,552        451,139
  *Amsterdam Commodities NV...........................    14,471        260,878
   APERAM NV..........................................    88,873      1,288,831
   Arcadis NV.........................................    59,333      1,267,549
   ArcelorMittal NV...................................   323,276      4,779,451
  #ArcelorMittal NV ADR...............................   129,000      1,905,330
  #ASM International NV...............................    60,941      1,929,554
   ASML Holding NV....................................    75,600      4,155,880
  #ASML Holding NV ADR................................    53,231      2,926,108
   BE Semiconductor Industries NV.....................   125,462        846,392
   Beter Bed Holding NV...............................     9,083        167,848
  #BinckBank NV.......................................    78,675        630,691
  #Brunel International NV............................     9,245        445,769
  *Crown Van Gelder NV................................       954          6,113
   CSM NV.............................................   109,316      2,232,869
  *DE Master Blenders 1753 NV.........................   389,278      4,774,554
   Delta Lloyd NV.....................................   156,977      2,610,596
   Exact Holding NV...................................     9,797        219,847
   Fugro NV...........................................    62,727      4,244,940
 #*Grontmij NV........................................    46,495        175,088
  #Heijmans NV........................................    24,739        209,864
   Heineken NV........................................    68,912      4,252,730
   Hunter Douglas NV..................................     1,170         43,331
   ICT Automatisering NV..............................     1,864          7,811
  *ING Groep NV.......................................   253,899      2,259,215
  *ING Groep NV Sponsored ADR......................... 1,565,969     13,874,485
  *Kardan NV..........................................    36,083         37,401
   KAS Bank NV........................................     6,729         67,514
   Kendrion NV........................................    11,258        227,351
   Koninklijke Ahold NV...............................   640,036      8,150,529
   Koninklijke Ahold NV ADR...........................    21,680        276,420
  #Koninklijke Bam Groep NV...........................   443,169      1,649,602
   Koninklijke Boskalis Westminster NV................    88,284      3,367,189
   Koninklijke DSM NV.................................   138,070      7,100,063
   Koninklijke KPN NV.................................   180,607      1,138,477

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
NETHERLANDS -- (Continued)
   Koninklijke Philips Electronics NV...................   589,853 $ 14,773,412
   Koninklijke Ten Cate NV..............................    44,681      990,490
   Koninklijke Vopak NV.................................    67,310    4,686,114
  #Koninklijke Wessanen NV..............................   108,881      307,785
  *LBi International NV.................................   133,307      493,581
   Macintosh Retail Group NV............................    49,262      556,059
   Mediq NV.............................................    80,813    1,311,658
   Nederlandsche Apparatenfabriek NV....................     2,154       79,729
   Nutreco NV...........................................    59,028    4,421,527
  *Ordina NV............................................    64,223       84,965
   Philips Electronics NV ADR...........................   317,162    7,954,423
  *PostNL NV............................................   497,624    1,963,765
   Randstad Holdings NV.................................   165,873    5,423,258
   Reed Elsevier NV.....................................    10,726      143,980
   Reed Elsevier NV ADR.................................    45,688    1,225,809
   Royal Imtech NV......................................    96,672    2,430,082
  *SBM Offshore NV......................................   198,036    2,592,446
   Sligro Food Group NV.................................    14,457      393,526
 #*SNS Reaal Groep NV...................................   262,485      386,488
   Telegraaf Media Groep NV.............................    21,617      200,708
  #TKH Group NV.........................................    45,295    1,036,268
   TNT Express NV.......................................   329,944    3,476,703
 #*TomTom NV............................................   196,116      979,340
   Unilever NV..........................................   181,970    6,688,204
   Unit4 NV.............................................    31,366      861,452
   USG People NV........................................   134,645      945,729
   Wolters Kluwer NV....................................   201,290    3,894,371
  *Xeikon NV............................................    20,168       78,487
                                                                   ------------
TOTAL NETHERLANDS.......................................            169,508,568
                                                                   ------------
NEW ZEALAND -- (0.3%)
  *Abano Healthcare Group, Ltd..........................    13,023       61,616
   Air New Zealand, Ltd.................................   334,025      340,270
   Auckland International Airport, Ltd.................. 1,334,690    2,944,139
   Chorus, Ltd..........................................   102,637      285,117
   Chorus, Ltd. ADR.....................................    10,487      144,091
   Contact Energy, Ltd..................................   406,364    1,850,436
   Ebos Group, Ltd......................................    14,412       97,245
  *Fisher & Paykel Appliances Holdings, Ltd.............   651,000      682,838
  #Fisher & Paykel Healthcare Corp., Ltd................   309,228      597,421
   Fletcher Building, Ltd. (6341606)....................   461,535    2,669,497
  #Fletcher Building, Ltd. (6341617)....................    96,641      559,309
   Freightways, Ltd.....................................    76,533      269,324
   Hallenstein Glasson Holdings, Ltd....................    16,145       65,965
  *Heartland New Zealand, Ltd...........................    12,825        7,270
   Infratil, Ltd........................................   421,865      783,992
  #Mainfreight, Ltd.....................................    46,753      409,251
   Michael Hill International, Ltd......................    72,300       70,708
   New Zealand Oil & Gas, Ltd...........................   416,158      295,669
   New Zealand Refining Co., Ltd........................    66,827      154,998
  #Nuplex Industries, Ltd...............................   231,172      573,669
   NZX, Ltd.............................................    64,802       66,527
  *Pike River Coal, Ltd.................................   224,242           --
   Port of Tauranga, Ltd................................    74,568      793,599
 #*Pumpkin Patch, Ltd...................................    37,217       38,253
  *Pyne Gould Guinness, Ltd.............................   114,334       31,895
  *Rakon, Ltd...........................................    89,357       30,880
  #Restaurant Brands New Zealand, Ltd...................   156,910      329,043
  *Rubicon, Ltd.........................................    64,229       14,722
  #Ryman Healthcare, Ltd................................   182,388      607,090
   Sanford, Ltd.........................................    31,342      112,123

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
   Skellerup Holdings, Ltd...............................    20,500 $    28,128
   Sky Network Television, Ltd...........................   116,433     514,228
   SKYCITY Entertainment Group, Ltd......................   316,082   1,008,140
  #Steel & Tube Holdings, Ltd............................    25,952      46,267
   Telecom Corp. of New Zealand, Ltd.....................   121,529     240,248
   Tourism Holdings, Ltd.................................    23,932      14,151
   Tower, Ltd............................................   288,016     456,936
  #TrustPower, Ltd.......................................    76,522     537,276
   Vector, Ltd...........................................   237,606     531,091
   Warehouse Group, Ltd..................................    39,107     101,239
                                                                    -----------
TOTAL NEW ZEALAND........................................            18,364,661
                                                                    -----------
NORWAY -- (1.1%)
   ABG Sundal Collier Holding ASA........................   278,016     198,379
 #*Agasti Holding ASA....................................    49,859      13,030
   Aker ASA Series A.....................................    39,331   1,388,752
   Aker Solutions ASA....................................    70,474   1,388,790
  *Algeta ASA............................................    12,126     326,141
 #*Archer, Ltd...........................................   157,036     207,560
   Atea ASA..............................................    99,898   1,058,271
   Austevoll Seafood ASA.................................   131,384     621,872
   Bonheur ASA...........................................    15,590     334,036
   BW Offshore, Ltd......................................   622,041     365,939
  *BWG Homes ASA.........................................    87,851     179,659
   Cermaq ASA............................................    80,100   1,096,138
  *Clavis Pharma ASA.....................................    11,866     140,882
   Copeinca ASA..........................................    25,236     195,694
  *Deep Sea Supply P.L.C.................................   163,381     249,157
  *Det Norske Oljeselskap ASA............................    41,571     640,428
   DNB ASA...............................................   476,692   5,959,418
  *DNO International ASA.................................   528,000     922,945
  *Dockwise, Ltd.........................................    23,693     379,052
 #*DOF ASA...............................................    67,964     280,459
   Ekornes ASA...........................................    19,892     304,204
  *Electromagnetic GeoServices ASA.......................    67,978     148,071
  *Eltek ASA.............................................   311,072     207,432
   EVRY ASA..............................................    62,231      91,484
   Farstad Shipping ASA..................................     7,858     168,179
   Fred Olsen Energy ASA.................................    21,597   1,011,347
 #*Frontline, Ltd........................................    72,376     226,932
   Ganger Rolf ASA.......................................    31,855     669,236
  *Gjensidige Forsikring ASA.............................   129,716   1,894,128
   Golar LNG, Ltd........................................    19,800     772,794
  *Golden Ocean Group, Ltd...............................   467,017     353,314
 #*Grieg Seafood ASA.....................................    35,932      63,449
  *Havila Shipping ASA...................................     2,400      12,991
  *Hoegh LNG Holdings, Ltd...............................       135         993
  *Hurtigruten ASA.......................................   296,272     157,026
  *Itera ASA.............................................    33,753      11,742
 #*Kongsberg Automotive Holding ASA......................   755,960     227,915
   Kongsberg Gruppen ASA.................................    25,456     491,731
   Kvaerner ASA..........................................   231,364     587,221
   Leroey Seafood Group ASA..............................    26,755     551,386
  *Marine Harvest ASA.................................... 3,933,375   3,086,203
 #*Nordic Semiconductor ASA..............................   292,631     843,938
 #*Norse Energy Corp. ASA................................    51,804      12,520
   Norsk Hydro ASA.......................................   796,944   3,587,863
   Norsk Hydro ASA Sponsored ADR.........................    50,900     219,888
 #*Norske Skogindustrier ASA Series A....................   229,481     192,336
   Northern Offshore, Ltd................................    34,847      63,435
  *Northland Resources SA................................    20,848      15,864

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
NORWAY -- (Continued)
  *Norwegian Air Shuttle ASA............................     39,667 $   857,396
 #*Norwegian Energy Co. ASA.............................    358,180     228,627
   Odfjell ASA Series A.................................     41,255     131,419
   Olav Thon Eiendomsselskap ASA........................        547      84,296
   Opera Software ASA...................................     36,784     202,455
   Orkla ASA............................................    668,541   5,295,931
 #*Panoro Energy ASA....................................     19,616      13,538
   Petroleum Geo-Services ASA...........................    183,982   3,179,121
  *Photocure ASA........................................      4,035      26,054
  *Pronova BioPharma ASA................................    197,913     391,572
   Prosafe ASA..........................................     86,522     719,547
  *Q-Free ASA...........................................     66,600     187,010
 #*Renewable Energy Corp. ASA...........................    608,431     106,608
  *Salmar ASA...........................................      2,645      16,517
  *Scana Industrier ASA.................................    159,719      35,005
   Schibsted ASA........................................     29,874   1,118,041
  #Seadrill, Ltd........................................     75,524   3,060,253
 #*Sevan Marine ASA.....................................     34,748      91,718
  *Siem Offshore, Inc. ASA..............................    222,158     300,539
   Solstad Offshore ASA.................................      6,600      97,868
 #*Songa Offshore SE....................................    241,652     296,473
   SpareBank 1 SMN......................................    137,174     888,796
   Statoil ASA..........................................     20,995     517,085
  #Statoil ASA Sponsored ADR............................    336,282   8,255,723
   Stolt-Nielsen, Ltd...................................     20,618     378,004
  *Storebrand ASA.......................................    451,865   2,273,950
   Subsea 7 SA..........................................    235,510   5,162,863
   Telenor ASA..........................................    203,297   3,998,470
   TGS Nopec Geophysical Co. ASA........................     61,997   2,106,479
   Tomra Systems ASA....................................    154,030   1,265,396
   TTS Marine ASA.......................................     11,319      18,730
   Veidekke ASA.........................................     50,500     420,502
  *Veripos, Inc.........................................     21,707      62,725
  *Wilh Wilhelmsen ASA..................................      5,489      39,160
   Wilh Wilhelmsen Holding ASA..........................     20,167     453,484
   Yara International ASA...............................    111,067   5,234,466
                                                                    -----------
TOTAL NORWAY............................................             79,436,045
                                                                    -----------
PORTUGAL -- (0.3%)
   Altri SGPS SA........................................    157,788     278,208
 #*Banco BPI SA.........................................    576,897     643,426
 #*Banco Comercial Portugues SA......................... 11,619,441   1,056,596
  *Banco Espirito Santo SA..............................  1,936,866   1,885,039
 #*Banif SGPS SA........................................    119,371      22,278
   Cimpor Cimentos de Portugal SA.......................    191,945     857,506
   Corticeira Amorim SGPS SA............................    169,781     310,078
  *EDP Renovaveis SA....................................    306,463   1,459,702
   Energias de Portugal SA..............................    550,282   1,495,728
  #Energias de Portugal SA Sponsored ADR................      7,202     196,831
   Galp Energia SGPS SA.................................    104,991   1,680,676
  *Impresa SGPS SA......................................     49,602      20,534
  *INAPA - Investimentos Participacoes e Gestao SA......     66,000      11,148
   Jeronimo Martins SGPS SA.............................     70,274   1,230,215
  *Martifer SGPS SA.....................................     12,849      10,021
   Mota-Engil SGPS SA...................................    164,830     279,098
   Novabase SGPS SA.....................................     12,258      32,864
   Portucel-Empresa Produtora de Pasta de Papel SA......    317,577     885,619
   Portugal Telecom SA..................................    976,016   4,908,180
   REN - Redes Energeticas Nacionais SGPS SA............    201,721     520,423
  *SAG GEST - Solucoes Automovel Globais SGPS SA........     13,935       7,052
   Sociedade de Investimento e Gestao SGPS SA...........    103,153     730,030

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
PORTUGAL -- (Continued)
  *Sonae Capital SGPS SA.................................    40,593 $     7,850
 #*Sonae Industria SGPS SA...............................   132,969      90,318
  #Sonae SGPS SA......................................... 1,474,631   1,094,676
   Sonaecom SGPS SA......................................   274,515     498,801
  *Teixeira Duarte SA....................................   158,418      53,379
   Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA..................................   155,616     493,711
                                                                    -----------
TOTAL PORTUGAL...........................................            20,759,987
                                                                    -----------
SINGAPORE -- (1.6%)
  *Abterra, Ltd..........................................   189,000     131,963
   Amtek Engineering, Ltd................................   115,000      56,366
   Armstrong Industrial Corp., Ltd.......................   390,000      84,457
   Asia Pacific Breweries, Ltd...........................    14,000     603,728
  *Asiatravel.com Holdings, Ltd..........................    36,000       8,831
   ASL Marine Holdings, Ltd..............................   282,800     154,136
  *AusGroup, Ltd.........................................   766,939     290,043
   Baker Technology, Ltd.................................   259,000      67,316
  *Banyan Tree Holdings, Ltd.............................   409,000     223,922
   Beng Kuang Marine, Ltd................................   336,000      31,763
  #BH Global Marine, Ltd.................................   203,000      31,276
  *Biosensors International Group, Ltd................... 1,183,901   1,049,049
   Bonvests Holdings, Ltd................................    51,600      43,946
   Boustead Singapore, Ltd...............................   271,000     210,982
   Breadtalk Group, Ltd..................................    80,000      39,291
   Broadway Industrial Group, Ltd........................   520,000     121,200
   Bukit Sembawang Estates, Ltd..........................   121,000     532,956
  *Bund Center Investment, Ltd........................... 1,264,000     181,222
   CapitaLand, Ltd....................................... 2,030,500   5,407,524
   Cerebos Pacific, Ltd..................................    79,000     426,850
   CH Offshore, Ltd......................................   330,000     140,555
  *China Auto Corp., Ltd.................................    22,000         368
   China Aviation Oil Singapore Corp., Ltd...............   234,000     185,553
  *China Energy, Ltd.....................................   252,000      10,865
  #China Merchants Holdings Pacific, Ltd.................   148,000      87,454
   Chip Eng Seng Corp., Ltd..............................   696,000     264,398
   City Developments, Ltd................................   442,000   4,126,953
   ComfortDelGro Corp., Ltd.............................. 1,042,169   1,441,176
 #*Cosco Corp Singapore, Ltd............................. 1,210,000     868,594
   Creative Technology, Ltd..............................     2,120       5,435
  *CSC Holdings, Ltd.....................................   396,000      35,191
   CSE Global, Ltd.......................................   488,000     345,392
   CWT, Ltd..............................................   228,000     232,902
   DBS Group Holdings, Ltd...............................   832,301   9,451,968
  *Delong Holdings, Ltd..................................   175,200      39,872
 #*Dyna-Mac Holdings, Ltd................................    77,000      28,320
   Enviro-Hub Holdings, Ltd..............................   129,000      10,540
   Eu Yan Sang International, Ltd........................    38,400      19,178
  *euNetworks Group, Ltd................................. 2,069,000      22,801
  #Ezion Holdings, Ltd...................................   707,000     746,245
 #*Ezra Holdings, Ltd.................................... 1,134,000   1,031,721
   F.J. Benjamin Holdings, Ltd...........................   567,000     150,749
  *Falcon Energy Group, Ltd..............................   428,000      83,570
   First Resources, Ltd..................................   525,000     880,346
   Food Empire Holdings, Ltd.............................   144,800      57,279
   Fragrance Group, Ltd.................................. 1,386,000     300,023
   Fraser & Neave, Ltd...................................   779,000   5,836,361
   Freight Links Express Holdings, Ltd...................   573,804      30,994
  *Gallant Venture, Ltd..................................   772,000     173,104
  #Genting Singapore P.L.C...............................   807,000     876,630
   Global Yellow Pages, Ltd..............................    29,000       2,068
   GMG Global, Ltd....................................... 4,312,000     443,994

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
SINGAPORE -- (Continued)
   Golden Agri-Resources, Ltd............................. 6,253,569 $3,193,924
   Goodpack, Ltd..........................................   220,000    349,205
   GP Batteries International, Ltd........................    50,000     38,965
   GP Industries, Ltd.....................................   174,000     54,682
   Great Eastern Holdings, Ltd............................     8,000    105,544
   GuocoLand, Ltd.........................................   417,221    739,864
  #GuocoLeisure, Ltd......................................   467,000    236,818
   Guthrie GTS, Ltd.......................................   194,000     96,705
  *Healthway Medical Corp., Ltd........................... 1,575,133    104,475
   Hiap Seng Engineering, Ltd.............................   120,000     29,098
   Hi-P International, Ltd................................   525,000    308,229
   Ho Bee Investment, Ltd.................................   328,000    395,481
  *Hong Fok Corp., Ltd....................................   394,080    162,425
   Hong Leong Asia, Ltd...................................   189,000    260,747
   Hongkong Land Holdings, Ltd............................   146,000    923,125
   Hotel Grand Central, Ltd...............................   126,971     93,910
   Hotel Properties, Ltd..................................   320,000    690,869
   Hour Glass, Ltd........................................    50,000     69,152
   HTL International Holdings, Ltd........................   328,000     91,878
  *Huan Hsin Holdings, Ltd................................    67,000      2,649
   HupSteel, Ltd..........................................   145,000     23,555
   Hwa Hong Corp., Ltd....................................   280,000     82,987
  #Hyflux, Ltd............................................   672,000    740,818
 #*Indofood Agri Resources, Ltd...........................   712,000    732,612
  *Informatics Education, Ltd.............................   701,000     46,335
   InnoTek, Ltd...........................................    87,000     23,105
   Jardine Cycle & Carriage, Ltd..........................    15,838    637,238
  *Jaya Holdings, Ltd.....................................   343,000    155,710
  *JES International Holdings, Ltd........................   172,000     20,572
  *Jiutian Chemical Group, Ltd............................   673,000     26,300
  *Jurong Technologies Industrial Corp., Ltd..............   213,200         --
   K1 Ventures, Ltd.......................................   749,000     76,683
   Keppel Corp., Ltd......................................   301,200  2,620,583
   Keppel Land, Ltd.......................................   970,000  2,686,899
   Keppel Telecommunications & Transportation, Ltd........   102,000    107,668
   K-Green Trust, Ltd.....................................    58,400     48,372
   Koh Brothers Group, Ltd................................   161,000     30,357
   LC Development, Ltd....................................   719,400     93,080
   Lee Kim Tah Holdings, Ltd..............................    60,000     36,826
  *Li Heng Chemical Fibre Technologies, Ltd............... 1,245,000    144,575
  *Lian Beng Group, Ltd...................................   456,000    145,232
 #*LionGold Corp., Ltd....................................   222,000    193,763
   Lum Chang Holdings, Ltd................................   123,000     32,702
   M1, Ltd................................................   150,000    320,682
  *Manhattan Resources, Ltd...............................   178,000     71,356
   Marco Polo Marine, Ltd.................................   166,000     45,594
   Memtech International, Ltd.............................   310,000     19,213
   Mercator Lines Singapore, Ltd..........................    12,000      1,141
  *Mewah International, Inc...............................    11,000      3,910
  #Midas Holdings, Ltd.................................... 1,706,000    563,252
   Nam Cheong, Ltd........................................    75,000     14,708
 #*Neptune Orient Lines, Ltd.............................. 1,543,000  1,460,383
   Nera Telecommunications, Ltd...........................   105,000     44,729
  *Noble Group, Ltd....................................... 3,435,000  3,667,640
   NSL, Ltd...............................................    75,000     87,253
  *Oceanus Group, Ltd..................................... 1,478,000     37,357
   OKP Holdings, Ltd......................................    14,000      5,786
 #*Olam International, Ltd................................ 2,096,809  3,368,322
   Orchard Parade Holdings, Ltd...........................   285,859    595,616
   OSIM International, Ltd................................   243,000    322,709
 #*Otto Marine, Ltd....................................... 1,213,500     83,372

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
SINGAPORE -- (Continued)
   Oversea-Chinese Banking Corp., Ltd..................... 1,036,084 $7,700,557
  #Overseas Union Enterprise, Ltd.........................   595,000  1,290,061
   Pan Pacific Hotels Group, Ltd..........................   390,500    724,454
   Pan-United Corp., Ltd..................................   100,000     55,537
   Petra Foods, Ltd.......................................   118,000    253,027
   Popular Holdings, Ltd..................................   429,000     87,718
   QAF, Ltd...............................................   305,769    198,883
  #Raffles Education Corp., Ltd...........................   924,667    249,425
  #Raffles Medical Group, Ltd.............................   114,365    229,135
   Rotary Engineering, Ltd................................   258,000     88,570
  *S i2i, Ltd............................................. 4,170,000     81,908
   San Teh, Ltd...........................................   140,400     33,975
  *Sapphire Corp., Ltd....................................   460,000     44,183
   SATS, Ltd..............................................   681,392  1,553,588
   SBS Transit, Ltd.......................................    54,000     64,794
  #SC Global Developments, Ltd............................   259,284    237,177
   SembCorp Industries, Ltd...............................   576,000  2,556,322
  #SembCorp Marine, Ltd...................................   179,800    690,649
   SIA Engineering Co., Ltd...............................    70,000    240,821
   Sim Lian Group, Ltd....................................   176,242    118,017
  #Sinarmas Land, Ltd..................................... 1,762,000    399,098
   Singapore Airlines, Ltd................................   472,400  4,094,089
   Singapore Exchange, Ltd................................   119,000    654,045
   Singapore Land, Ltd....................................   130,143    731,014
  #Singapore Post, Ltd....................................   776,216    724,982
   Singapore Press Holdings, Ltd..........................   363,000  1,200,252
   Singapore Reinsurance Corp., Ltd.......................    55,000     10,730
   Singapore Shipping Corp., Ltd..........................   137,000     20,277
   Singapore Technologies Engineering, Ltd................   182,000    523,810
   Singapore Telecommunications, Ltd...................... 1,758,350  4,631,520
   SMRT Corp., Ltd........................................   366,000    520,016
   Stamford Land Corp., Ltd...............................   665,000    302,262
   StarHub, Ltd...........................................   172,710    519,617
   STX OSV Holdings, Ltd..................................   487,000    608,069
   Sunningdale Tech, Ltd.................................. 1,293,000    131,165
  *Sunvic Chemical Holdings, Ltd..........................   429,000    125,902
   Super Group, Ltd.......................................   263,000    525,311
 #*Swiber Holdings, Ltd...................................   665,000    315,184
   Tat Hong Holdings, Ltd.................................   394,000    424,428
   Technics Oil & Gas, Ltd................................    69,000     58,425
   Thakral Corp., Ltd.....................................   793,000     18,089
  *Tiger Airways Holdings, Ltd............................   300,500    182,647
   Tiong Woon Corp. Holding, Ltd..........................   258,750     59,255
 #*Triyards Holdings, Ltd.................................   113,399     75,767
  #Tuan Sing Holdings, Ltd................................   869,586    216,127
  #UMS Holdings, Ltd......................................   481,000    159,022
  #United Engineers, Ltd..................................   214,652    433,616
  #United Envirotech, Ltd.................................   255,000     76,019
   United Industrial Corp., Ltd...........................   704,000  1,608,782
   United Overseas Bank, Ltd..............................   445,655  6,645,954
   UOB-Kay Hian Holdings, Ltd.............................   427,000    561,118
   UOL Group, Ltd.........................................   671,000  3,104,733
   Venture Corp., Ltd.....................................   359,000  2,247,038
   WBL Corp., Ltd.........................................   225,676    653,985
   Wee Hur Holdings, Ltd..................................    21,000      4,819
   Wheelock Properties, Ltd...............................   334,347    496,045
  *Wilmar International, Ltd..............................   856,000  2,160,755
   Wing Tai Holdings, Ltd.................................   548,124    775,634
   Xpress Holdings, Ltd...................................   474,000     10,040
   YHI International, Ltd.................................    96,000     25,723

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         Shares     Value++
                                                        --------- ------------
SINGAPORE -- (Continued)
   Yongnam Holdings, Ltd............................... 1,118,000 $    215,409
                                                                  ------------
TOTAL SINGAPORE........................................            117,743,734
                                                                  ------------
SPAIN -- (2.0%)
  #Abengoa SA..........................................    54,815      191,852
 #*Abengoa SA Series B.................................   219,260      759,646
  #Abertis Infraestructuras SA.........................   115,457    1,743,833
  #Acciona SA..........................................    38,141    2,344,370
 #*Acerinox SA.........................................   125,300    1,307,904
   ACS, Actividades de Construccion y Servicios, SA....   107,350    2,294,125
  *Adolfo Dominguez SA.................................     2,648       13,609
   Adveo Group International SA........................     5,347       78,707
  *Almirall SA.........................................    92,595      829,162
   Amadeus IT Holding SA...............................    50,105    1,241,212
  *Amper SA............................................    13,326       32,678
   Antena 3 de Television SA...........................    80,233      322,008
  *Azkoyen SA..........................................    14,561       31,445
  #Banco Bilbao Vizcaya Argentaria SA.................. 1,333,040   11,138,760
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR....   907,421    7,531,594
 #*Banco de Sabadell SA................................ 3,211,825    7,831,825
  #Banco Espanol de Credito SA.........................   122,647      448,964
  #Banco Popular Espanol SA............................ 1,612,452    2,521,512
   Banco Santander SA.................................. 2,240,231   16,867,084
  #Banco Santander SA Sponsored ADR.................... 2,229,277   16,630,406
  #Bankinter SA........................................   371,673    1,476,238
  *Baron de Ley SA.....................................     2,832      160,003
  #Bolsas y Mercados Espanoles SA......................    33,088      714,942
  #CaixaBank SA........................................   707,984    2,688,795
 #*Caja de Ahorros del Mediterraneo SA.................    21,176           --
  *Campofrio Food Group SA.............................    29,034      212,774
 #*Cementos Portland Valderrivas SA....................    15,255       73,228
   Cie Automotive SA...................................    36,670      254,312
  *Codere SA...........................................     5,305       22,255
  #Construcciones y Auxiliar de Ferrocarriles SA.......     3,241    1,543,066
  *Corporacion Dermoestetica SA........................     3,867        1,514
  *Deoleo SA...........................................   336,229      143,927
   Dinamia Capital Privado Sociedad de Capital Riesgo
     SA................................................     4,887       33,071
   Distribuidora Internacional de Alimentacion SA......    97,686      591,794
  *Dogi International Fabrics SA.......................    13,276           --
   Duro Felguera SA....................................    25,977      157,254
   Ebro Foods SA.......................................   120,380    2,211,083
   Elecnor SA..........................................     6,947       82,578
  #Enagas SA...........................................   147,502    2,934,184
   Ence Energia y Celulosa SA..........................   270,627      660,742
  *Ercros SA...........................................   127,395       88,173
   Faes Farma SA.......................................   101,841      176,468
   Ferrovial SA........................................   294,852    4,172,217
 #*Fersa Energias Renovables SA........................    63,001       30,245
   Fluidra SA..........................................     3,062        7,849
  #Fomento de Construcciones y Contratas SA............    60,565      793,472
  #Gamesa Corp Tecnologica SA..........................   239,411      489,116
   Gas Natural SDG SA..................................   229,272    3,562,107
 #*Grifols SA..........................................    73,864    2,565,343
  #Grupo Catalana Occidente SA.........................    55,676      909,198
 #*Grupo Ezentis SA....................................   279,228       64,481
  *Grupo Tavex SA......................................    12,113        3,956
   Iberdrola SA........................................ 1,947,207   10,084,453
   Iberpapel Gestion SA................................     4,081       69,799
  #Indra Sistemas SA...................................   137,626    1,574,708
  #Industria de Diseno Textil SA.......................    14,898    1,902,347
  *Inmobiliaria Colonial SA............................     1,392        2,719

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
SPAIN -- (Continued)
  *Jazztel P.L.C.......................................... 170,411 $  1,129,641
  *La Seda de Barcelona SA................................  20,931       29,004
   Laboratorios Farmaceuticos Rovi SA.....................   4,530       30,472
  #Mapfre SA.............................................. 540,209    1,498,551
  #Mediaset Espana Comunicacion SA........................ 230,686    1,241,618
  #Melia Hotels International SA..........................  64,073      476,794
   Miquel y Costas & Miquel SA............................  12,719      346,455
  *Natra SA...............................................  10,905       14,912
  *Natraceutical SA.......................................  79,151       14,675
 #*NH Hoteles SA.......................................... 199,946      725,907
   Obrascon Huarte Lain SA................................  48,878    1,281,297
   Papeles y Cartones de Europa SA........................  57,971      139,361
   Pescanova SA...........................................  23,300      432,521
   Prim SA................................................   5,102       31,482
 #*Promotora de Informaciones SA Series A................. 321,996      140,380
   Prosegur Cia de Seguridad SA...........................  93,430      509,741
  *Realia Business SA..................................... 136,722      104,580
   Red Electrica Corporacion SA...........................  71,175    3,339,498
   Repsol SA..............................................  12,226      245,017
   Repsol SA Sponsored ADR................................ 266,253    5,351,685
 #*Sacyr Vallehermoso SA.................................. 179,214      357,069
  *Service Point Solutions SA.............................  97,117       17,691
  *Sociedad Nacional Industrias Aplicaciones Celulosa
    Espanola SA...........................................  56,486       59,280
   Solaria Energia y Medio Ambiente SA....................  34,875       39,468
   Tecnicas Reunidas SA...................................  12,520      616,708
   Telecomunicaciones y Energia SA........................  33,041       50,312
   Telefonica SA.......................................... 280,030    3,696,040
  #Telefonica SA Sponsored ADR............................ 229,616    3,017,154
  *Tubacex SA............................................. 145,215      374,819
   Tubos Reunidos SA...................................... 134,016      334,291
   Vidrala SA.............................................  18,455      477,252
   Viscofan SA............................................  35,568    1,723,325
  *Vocento SA.............................................  34,637       43,957
  *Vueling Airlines SA....................................  15,306      102,357
  #Zardoya Otis SA........................................  44,737      553,351
 #*Zeltia SA.............................................. 121,802      208,829
                                                                   ------------
TOTAL SPAIN...............................................          143,374,601
                                                                   ------------
SWEDEN -- (2.8%)
   Aarhuskarlshamn AB.....................................  35,873    1,413,108
   Acando AB..............................................  79,449      187,808
  *Active Biotech AB......................................  19,439      178,822
   AddTech AB Series B....................................   3,065       76,415
   AF AB Series B.........................................  43,631      969,155
   Alfa Laval AB..........................................  52,706      916,933
 #*Alliance Oil Co., Ltd. SDR.............................  71,668      551,472
  *Anoto Group AB.........................................  29,000       10,462
   AQ Group AB............................................   3,171       21,245
   Assa Abloy AB Series B.................................  96,250    3,206,639
   Atlas Copco AB Series A................................  51,700    1,271,367
   Atlas Copco AB Series B................................  26,200      574,519
  *Atrium Ljungberg AB Series B...........................   1,041       13,689
   Avanza Bank Holding AB.................................   9,530      187,321
   Axfood AB..............................................  14,804      548,013
  #Axis Communications AB.................................  21,808      509,743
   B&B Tools AB Series B..................................  27,345      187,748
   BE Group AB............................................  67,268      164,241
   Beiger Electronics AB..................................   1,035        7,872
   Beijer Alma AB.........................................   9,137      153,885
  *Betsson AB.............................................  17,185      469,559
   Bilia AB Series A......................................  34,511      443,026

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
SWEDEN -- (Continued)
  #Billerud AB.............................................. 151,798 $1,448,001
   BioGaia AB Series B......................................   7,411    191,592
  *BioInvent International AB...............................   8,925      3,361
   Biotage AB...............................................  44,000     53,196
  *Bjorn Borg AB............................................  20,904    110,252
   Boliden AB............................................... 444,092  7,782,136
   Bure Equity AB........................................... 123,011    426,599
   Byggmax Group AB.........................................  32,603    150,139
   Cantena AB...............................................     500      4,391
   Castellum AB............................................. 144,901  1,942,278
  *CDON Group AB............................................  35,059    197,036
  *Cision AB................................................   4,601     36,076
   Clas Ohlson AB Series B..................................  56,986    728,369
  *Cloetta AB...............................................  14,784     31,093
  #Concentric AB............................................  87,565    660,071
   Concordia Maritime AB Series B...........................  30,791     46,560
  #Connecta AB..............................................   3,879     28,730
  *CyberCom Group AB........................................  79,025     14,665
   Duni AB..................................................  23,699    214,775
   Electrolux AB Series B................................... 281,906  7,226,844
   Elekta AB Series B....................................... 116,812  1,662,851
  *Enea AB..................................................  26,784    170,903
 #*Eniro AB................................................. 190,637    268,704
   Fabege AB................................................ 137,986  1,370,424
   Fagerhult AB.............................................   2,628     64,978
  *Fastighets AB Balder Series B............................  64,093    351,486
   G & L Beijer AB Series B.................................   6,430     99,996
   Getinge AB Series B...................................... 130,558  4,017,552
   Gunnebo AB...............................................  70,099    271,585
   Hakon Invest AB..........................................  70,705  1,215,044
  #Haldex AB................................................  83,489    364,812
   Hennes & Mauritz AB Series B.............................  68,190  2,312,083
  #Hexagon AB Series B...................................... 293,854  6,788,401
   Hexpol AB................................................  39,317  1,758,069
  *HIQ International AB.....................................  70,654    322,509
   Hoganas AB Series B......................................  38,586  1,286,815
   Holmen AB Series B.......................................  83,029  2,446,821
   Hufvudstaden AB Series A.................................  70,229    891,998
   Husqvarna AB Series A.................................... 103,856    602,255
  #Husqvarna AB Series B.................................... 642,017  3,729,245
   Industrial & Financial Systems AB Series B...............  24,670    380,061
   Indutrade AB.............................................   5,100    143,066
   Intrum Justitia AB.......................................  78,102  1,130,076
  #JM AB.................................................... 118,006  2,125,648
 #*KappAhl AB...............................................  37,565     27,112
   Klovern AB...............................................  91,294    353,600
  #KNOW IT AB...............................................  25,707    186,176
   Kungsleden AB............................................ 118,148    577,903
   Lagercrantz Group AB Series B............................  23,710    212,273
   Lammhults Design Group AB................................     652      2,174
  #Lindab International AB..................................  94,616    710,152
   Loomis AB Series B.......................................  99,260  1,364,031
  *Lundin Petroleum AB...................................... 207,839  4,986,885
   Meda AB Series A......................................... 347,284  3,557,936
  *Medivir AB Series B......................................  26,285    239,895
   Mekonomen AB.............................................   8,287    232,372
 #*Micronic Mydata AB....................................... 121,116    188,024
   Millicom International Cellular SA SDR...................  13,799  1,191,328
  #Modern Times Group AB Series B...........................  32,835  1,001,614
   MQ Holding AB............................................   1,705      4,836
   NCC AB Series A..........................................   5,086     94,109

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
SWEDEN -- (Continued)
   NCC AB Series B.......................................   123,017 $ 2,304,988
  *Net Entertainment NE AB...............................    12,816     141,417
 #*Net Insight AB Series B...............................   379,646      90,484
  #New Wave Group AB Series B............................    81,119     245,736
  #NIBE Industrier AB Series B...........................    84,063   1,272,940
 #*Nobia AB..............................................   245,927     990,911
   Nolato AB Series B....................................    26,273     304,749
   Nordea Bank AB........................................ 1,190,734  10,823,362
   Nordnet AB Series B...................................    96,924     240,094
   OEM International AB Series B.........................     9,300      90,241
  *Orexo AB..............................................    22,003     159,477
   Oriflame Cosmetics SA SDR.............................    19,585     541,222
  *PA Resources AB.......................................   751,131      51,150
   Peab AB Series B......................................   238,695   1,127,171
  #Pricer AB Series B....................................   116,562     154,695
   ProAct IT Group AB....................................     5,666      81,163
   Proffice AB Series B..................................    80,911     234,237
  #Ratos AB Series B.....................................   219,954   1,888,538
  *RaySearch Laboratories AB.............................    24,042      64,582
   Readsoft AB Series B..................................     7,000      20,686
  *Rederi AB Transatlantic...............................    19,360      17,012
  *Rezidor Hotel Group AB................................   113,467     403,943
  *RNB Retail & Brands AB................................    91,304      26,804
   Rottneros AB..........................................   115,998      32,341
   Saab AB Series B......................................    73,968   1,407,228
   Sagax AB..............................................       362       9,567
   Sandvik AB............................................   121,573   1,689,319
 #*SAS AB................................................   170,610     166,119
   Scania AB Series B....................................    69,104   1,318,550
  *Securitas AB Series B.................................   369,531   2,691,191
  *Semcon AB.............................................    13,446      89,592
   Sintercast AB.........................................     2,200      14,979
   Skandinaviska Enskilda Banken AB Series A............. 1,265,750  10,502,929
   Skandinaviska Enskilda Banken AB Series C.............     9,106      71,660
   Skanska AB Series B...................................   501,564   7,857,029
   SKF AB Series A.......................................     5,419     122,347
   SKF AB Series B.......................................   102,675   2,317,146
   Skistar AB............................................    21,229     255,104
  #SSAB AB Series A......................................   230,411   1,650,611
   SSAB AB Series B......................................   132,477     819,304
   Studsvik AB...........................................     3,369      12,982
   Svenska Cellulosa AB Series A.........................    13,369     262,857
   Svenska Cellulosa AB Series B.........................   528,401  10,301,815
   Svenska Handelsbanken AB Series A.....................   238,451   8,182,970
  #Svenska Handelsbanken AB Series B.....................     5,730     187,504
   Sweco AB Series B.....................................    19,894     209,544
   Swedbank AB Series A..................................   487,002   9,045,813
   Swedish Match AB......................................    83,335   2,841,292
  *Swedish Orphan Biovitrum AB...........................   209,536   1,183,142
   Systemair AB..........................................     2,542      29,392
   Tele2 AB Series B.....................................   171,464   2,862,223
   Telefonaktiebolaget LM Ericsson AB Series A...........    30,807     264,265
   Telefonaktiebolaget LM Ericsson AB Series B...........   864,965   7,662,792
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR......   650,060   5,779,033
   TeliaSonera AB........................................   880,424   5,788,113
  *TradeDoubler AB.......................................    58,949     103,661
   Trelleborg AB Series B................................   393,782   4,290,953
  #Unibet Group P.L.C. SDR...............................    33,388     941,620
   Vitrolife AB..........................................    13,699      89,948
   Volvo AB Series A.....................................   171,557   2,309,877
   Volvo AB Series B.....................................   402,935   5,437,293

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
SWEDEN -- (Continued)
   Volvo AB Sponsored ADR.................................  70,300 $    949,050
   Wallenstam AB Series B.................................  71,682      787,965
   Wihlborgs Fastigheter AB...............................  61,080      932,364
  *Xvivo Perfusion AB.....................................  13,699       55,763
                                                                   ------------
TOTAL SWEDEN..............................................          204,867,857
                                                                   ------------
SWITZERLAND -- (5.9%)
  *ABB, Ltd............................................... 387,975    7,006,800
  #ABB, Ltd. Sponsored ADR................................ 423,671    7,651,498
   Acino Holding AG.......................................   8,319    1,020,021
   Actelion, Ltd..........................................  58,078    2,803,280
   Adecco SA.............................................. 183,329    8,890,070
  *Advanced Digital Broadcast Holdings SA.................   3,871       54,057
  *AFG Arbonia-Forster Holding AG.........................  25,490      577,742
   Allreal Holding AG.....................................  23,267    3,517,618
  #Alpiq Holding AG.......................................   2,574      420,038
   ALSO-Actebis Holding AG................................     635       30,952
   AMS AG.................................................  14,460    1,540,376
   APG SGA SA.............................................     689      131,262
   Aryzta AG.............................................. 137,161    6,852,223
   Ascom Holding AG.......................................  32,587      278,743
  *Autoneum Holding AG....................................   4,511      230,719
  #Bachem Holdings AG.....................................   5,169      207,283
   Baloise Holding AG.....................................  73,864    6,165,130
   Bank Coop AG...........................................   5,516      326,931
   Banque Cantonale de Geneve SA..........................     912      201,788
   Banque Cantonale Vaudoise AG...........................   4,376    2,320,568
   Banque Privee Edmond de Rothschild SA..................      10      203,840
   Barry Callebaut AG.....................................   2,053    1,960,756
  *Basilea Pharmaceutica AG...............................   9,954      489,500
  #Basler Kantonalbank AG.................................   6,579      715,881
   Belimo Holdings AG.....................................     207      364,841
   Bell AG................................................     100      212,594
   Bellevue Group AG......................................   9,405       93,817
   Berner Kantonalbank AG.................................   5,562    1,514,710
   BKW AG.................................................   7,249      280,436
  *Bobst Group AG.........................................  11,539      352,336
  #Bossard Holding AG.....................................   3,571      478,893
   Bucher Industries AG...................................  10,108    1,896,709
   Burckhardt Compression Holding AG......................   3,855    1,104,917
   Burkhalter Holding AG..................................      29        9,497
   Carlo Gavazzi Holding AG...............................     209       43,725
   Centralschweizerische Kraftwerke AG....................     175       62,176
  *Cham Paper Holding AG..................................       5          850
  *Charles Voegele Holding AG.............................   7,735      137,304
  *Cicor Technologies SA..................................     911       31,159
   Cie Financiere Tradition SA............................   1,760      106,767
  #Clariant AG............................................ 398,461    4,269,903
   Coltene Holding AG.....................................   1,862       54,160
   Compagnie Financiere Richemont SA Series A............. 137,419    8,918,224
   Conzzeta AG............................................     163      299,605
  #Credit Suisse Group AG................................. 359,522    8,360,814
   Credit Suisse Group AG Sponsored ADR................... 427,627    9,980,814
   Daetwyler Holding AG...................................   8,377      728,790
   Dottikon ES Holding AG.................................      89       19,093
 #*Dufry AG...............................................  20,473    2,603,896
  #EFG International AG...................................  84,617      773,853
   Emmi AG................................................   3,153      783,214
   EMS-Chemie Holding AG..................................   9,412    2,270,844
   Energiedienst Holding AG...............................   8,125      368,759
   Flughafen Zuerich AG...................................   5,972    2,555,665

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
SWITZERLAND -- (Continued)
   Forbo Holding AG........................................   2,353 $ 1,487,096
   Galenica Holding AG.....................................   3,598   2,113,080
  *GAM Holding AG.......................................... 295,418   4,131,537
  #Gategroup Holding AG....................................  48,192   1,277,222
   Geberit AG..............................................  11,921   2,462,226
   George Fisher AG........................................   6,735   2,366,378
   Givaudan SA.............................................   6,351   6,352,829
   Gurit Holding AG........................................     703     286,578
   Helvetia Holding AG.....................................   8,628   3,029,683
   Holcim, Ltd............................................. 208,137  14,204,567
   Huber & Suhner AG.......................................  11,328     503,718
   Implenia AG.............................................  23,474     996,689
   Inficon Holding AG......................................   2,331     498,644
   Interroll Holding AG....................................     532     200,845
   Intershop Holding AG....................................   1,031     358,703
  #Julius Baer Group, Ltd.................................. 330,088  11,454,652
   Kaba Holding AG.........................................   3,251   1,229,304
  *Kardex AG...............................................   6,876     181,483
   Komax Holding AG........................................   5,953     432,959
   Kudelski SA.............................................  65,583     717,097
   Kuehne & Nagel International AG.........................  13,624   1,593,779
  *Kuoni Reisen Holding AG Series B........................   5,805   1,552,355
  #LEM Holding SA..........................................   2,709   1,361,838
  *Liechtensteinische Landesbank AG........................   2,654      86,558
  *LifeWatch AG............................................   8,512      67,978
   Lindt & Spruengli AG....................................      29   1,055,646
  #Logitech International SA (B18ZRK2)..................... 258,348   1,870,926
  #Logitech International SA (H50430232)...................  26,700     192,507
   Lonza Group AG..........................................  80,650   4,090,424
   Luzerner Kantonalbank AG................................   4,077   1,475,421
   Metall Zug AG...........................................     152     319,582
 #*Meyer Burger Technology AG..............................  63,663     618,655
   Micronas Semiconductor Holding AG.......................  59,268     509,626
   Mikron Holding AG.......................................  48,480     280,118
   Mobilezone Holding AG...................................  18,218     190,801
   Mobimo Holding AG.......................................   9,585   2,222,755
  *Myriad Group AG.........................................  65,312     175,354
   Nestle SA............................................... 587,284  37,285,622
   Nobel Biocare Holding AG................................  73,392     657,445
   Novartis AG.............................................  35,249   2,125,535
  #Novartis AG ADR......................................... 737,597  44,595,115
  *OC Oerlikon Corp. AG.................................... 268,591   2,705,155
  *Orascom Development Holding AG..........................   4,588      78,483
   Orell Fuessli Holding AG................................     435      45,302
   Orior AG................................................     103       5,383
   Panalpina Welttransport Holding AG......................  18,534   1,753,023
   Partners Group Holding AG...............................   4,415     934,601
   Phoenix Mecano AG.......................................   1,081     533,358
   PSP Swiss Property AG...................................  24,449   2,245,315
   PubliGroupe SA..........................................   2,505     341,155
   Rieters Holdings AG.....................................   4,511     721,341
   Roche Holding AG Bearer.................................   5,170   1,025,913
   Roche Holding AG Genusschein............................  82,873  15,963,429
   Romande Energie Holding SA..............................     367     472,173
   Schaffner Holding AG....................................     468     115,964
   Schindler Holding AG....................................   5,484     710,403
   Schmolz & Bickenbach AG.................................  61,630     233,072
   Schweiter Technologies AG...............................   1,547     757,370
   Schweizerische National-Versicherungs-Gesellschaft AG...  23,593     954,386
   SGS SA..................................................   1,177   2,495,146
  *Siegfried Holding AG....................................   5,112     637,239

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SWITZERLAND -- (Continued)
   Sika AG..............................................     2,639 $  5,499,206
   Sonova Holding AG....................................    16,172    1,628,464
   St. Galler Kantonalbank AG...........................     4,316    1,769,664
  #Straumann Holding AG.................................     4,939      608,601
   Sulzer AG............................................    31,545    4,574,246
   Swatch Group AG (7184725)............................    19,738    8,170,093
   Swatch Group AG (7184736)............................    27,925    2,031,141
   Swiss Life Holding AG................................    43,360    5,475,810
   Swiss Re, Ltd........................................   321,123   22,220,864
   Swisscom AG..........................................     5,130    2,135,422
   Swisscom AG Sponsored ADR............................     5,100      211,854
   Swisslog Holding AG..................................   426,463      458,125
   Swissquote Group Holding SA..........................    12,057      372,259
  #Syngenta AG ADR......................................   121,993    9,510,574
   Tamedia AG...........................................     1,967      219,833
   Tecan Group AG.......................................    11,987      894,502
  *Temenos Group AG.....................................    94,409    1,555,239
  *Tornos Holding AG....................................    12,446       86,198
   U-Blox AG............................................     5,955      263,799
   UBS AG............................................... 1,749,489   26,248,623
   UBS AG ADR...........................................    30,398      456,578
  *Valartis Group AG....................................     9,003      179,101
   Valiant Holding AG...................................    20,946    2,063,074
   Valora Holding AG....................................     5,538    1,052,631
  *Vaudoise Assurances Holding SA.......................       828      256,305
   Verwaltungs und Privat-Bank AG.......................     4,164      310,651
   Vetropack Holding AG.................................       312      531,979
 #*Von Roll Holding AG..................................    76,208      172,503
   Vontobel Holdings AG.................................    37,390    1,042,758
   Walliser Kantonalbank AG.............................       173      162,993
   WMH Walter Meier Holding AG..........................       675      151,444
  #Ypsomed Holdings AG..................................     4,572      271,935
   Zehnder Group AG.....................................    14,106      830,759
  *Zueblin Immobilien Holding AG........................    38,248      114,528
  *Zug Estates Holding AG Class B.......................       152      200,204
   Zuger Kantonalbank AG................................       128      672,188
   Zurich Insurance Group AG............................   133,176   32,830,510
                                                                   ------------
TOTAL SWITZERLAND.......................................            426,851,640
                                                                   ------------
UNITED KINGDOM -- (18.7%)
   888 Holdings P.L.C...................................   280,757      475,435
  #A.G. Barr P.L.C......................................    85,932      617,141
   Aberdeen Asset Management P.L.C...................... 1,345,598    7,068,420
   Acal P.L.C...........................................    26,297       73,581
   Admiral Group P.L.C..................................    65,256    1,169,367
   Aegis Group P.L.C....................................   959,084    3,641,803
  *Afren P.L.C.......................................... 1,611,492    3,594,344
   African Barrick Gold P.L.C...........................    85,323      585,019
   Aga Rangemaster Group P.L.C..........................    42,331       37,300
   Aggreko P.L.C........................................    94,271    3,278,769
   Air Partner P.L.C....................................     2,004       10,027
  *Alizyme P.L.C........................................    42,517           --
   Alumasc Group P.L.C..................................     8,807       11,660
   Amec P.L.C...........................................   355,451    6,098,785
   Amlin P.L.C..........................................   788,482    4,753,187
   Anglo American P.L.C.................................   582,539   17,950,640
   Anglo Pacific Group P.L.C............................    20,167       81,499
   Anglo-Eastern Plantations P.L.C......................     8,036       90,784
   Anite P.L.C..........................................   269,961      616,335
   Antofagasta P.L.C....................................   121,117    2,464,038
   ARM Holdings P.L.C...................................    12,223      131,710

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
   ARM Holdings P.L.C. Sponsored ADR.....................   177,485 $ 5,741,640
   Ashmore Group P.L.C...................................   141,520     814,675
   Ashtead Group P.L.C...................................   745,277   4,502,462
   Associated British Foods P.L.C........................   254,917   5,704,714
   Assura Group, Ltd.....................................    63,019      34,145
  #AstraZeneca P.L.C. Sponsored ADR......................   424,722  19,707,101
   Aveva Group P.L.C.....................................    28,259     909,354
   Aviva P.L.C........................................... 2,265,716  12,133,899
  #Aviva P.L.C. Sponsored ADR............................    16,288     175,585
   Avon Rubber P.L.C.....................................     8,371      43,198
   AZ Electronic Materials SA............................    55,116     316,155
   Babcock International Group P.L.C.....................   388,234   6,137,023
   BAE Systems P.L.C..................................... 2,112,632  10,663,071
   Balfour Beatty P.L.C.................................. 1,026,081   5,230,372
   Barclays P.L.C........................................   189,466     700,600
   Barclays P.L.C. Sponsored ADR......................... 1,811,137  26,804,828
  *Barratt Developments P.L.C............................ 1,514,025   4,641,271
   BBA Aviation P.L.C....................................   699,127   2,284,093
   Beazley P.L.C.........................................   835,824   2,389,899
   Bellway P.L.C.........................................   192,000   3,138,512
   Berendsen P.L.C.......................................   317,415   2,886,328
  *Berkeley Group Holdings P.L.C. (The)..................   185,732   4,570,542
   Betfair Group P.L.C...................................    25,604     311,052
   BG Group P.L.C........................................   933,234  17,327,384
  #BG Group P.L.C. Sponsored ADR.........................   136,000   2,529,600
  #BHP Billiton P.L.C....................................    15,526     497,631
  #BHP Billiton P.L.C. ADR...............................   247,566  15,839,273
   Bloomsbury Publishing P.L.C...........................    58,768     122,131
   Bodycote P.L.C........................................   376,188   2,296,912
   Booker Group P.L.C....................................   917,709   1,519,521
   Bovis Homes Group P.L.C...............................   231,546   1,916,737
   BP P.L.C..............................................    79,890     570,547
   BP P.L.C. Sponsored ADR............................... 1,479,807  63,468,922
   Braemar Shipping Services P.L.C.......................    13,325      89,821
   Brammer P.L.C.........................................    37,542     145,733
   Brewin Dolphin Holdings P.L.C.........................   364,018   1,062,193
   British American Tobacco P.L.C........................    82,257   4,079,945
   British American Tobacco P.L.C. Sponsored ADR.........    19,800   1,967,328
   British Polythene Industries P.L.C....................    25,012     153,939
   British Sky Broadcasting Group P.L.C..................    56,222     643,458
  #British Sky Broadcasting Group P.L.C. Sponsored ADR...    24,700   1,131,507
   Britvic P.L.C.........................................   229,456   1,331,670
   BT Group P.L.C. Sponsored ADR.........................   140,608   4,834,103
  *BTG P.L.C.............................................   341,595   1,886,133
   Bunzl P.L.C...........................................   246,332   4,080,374
   Burberry Group P.L.C..................................   177,928   3,357,172
   Bwin.Party Digital Entertainment P.L.C................   629,018   1,222,027
   Cable & Wireless Communications P.L.C................. 2,119,970   1,283,680
  *Cairn Energy P.L.C....................................   460,280   2,086,268
   Camellia P.L.C........................................       127      19,849
   Cape P.L.C............................................   138,275     601,400
   Capita P.L.C..........................................   112,002   1,308,662
   Capital & Counties Properties P.L.C...................   218,370     797,660
  *Capital & Regional P.L.C..............................   398,343     154,470
   Carclo P.L.C..........................................    21,100     123,014
   Carillion P.L.C.......................................   566,254   2,818,384
   Carnival P.L.C........................................    34,284   1,365,627
  #Carnival P.L.C. ADR...................................   150,470   5,948,079
  *Carpetright P.L.C.....................................     7,935      88,390
   Carr's Milling Industries P.L.C.......................     2,672      40,650
   Castings P.L.C........................................    59,187     331,644

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
   Catlin Group, Ltd......................................   526,904 $4,015,499
  *Centamin P.L.C.........................................   839,063    866,591
   Centaur Media P.L.C....................................    79,311     65,191
   Centrica P.L.C......................................... 1,135,546  5,944,995
   Charles Stanley Group P.L.C............................     6,583     30,576
   Charles Taylor P.L.C...................................    11,746     34,192
   Chemring Group P.L.C...................................   206,264  1,046,846
   Chesnara P.L.C.........................................   138,523    419,938
   Chime Communications P.L.C.............................    35,415    123,499
   Cineworld Group P.L.C..................................    95,637    374,471
   Close Brothers Group P.L.C.............................   223,546  3,058,926
   Cobham P.L.C........................................... 1,470,624  5,112,801
  *Colt Group SA..........................................   393,117    701,586
   Communisis P.L.C.......................................   120,651     72,139
   Compass Group P.L.C....................................   480,340  5,278,024
   Computacenter P.L.C....................................   146,502    867,429
   Consort Medical P.L.C..................................    26,822    331,487
   Cookson Group P.L.C....................................   434,124  4,101,125
   Corin Group P.L.C......................................     3,868      3,585
   Costain Group P.L.C....................................     9,513     36,196
   Cranswick P.L.C........................................    68,787    829,407
   Creston P.L.C..........................................    18,283     24,778
   Croda International P.L.C..............................    71,595  2,549,106
   CSR P.L.C..............................................   336,056  1,918,403
   Daily Mail & General Trust P.L.C. Series A.............   281,785  2,173,676
   Dairy Crest Group P.L.C................................   254,565  1,467,820
   Darty P.L.C............................................   659,944    573,806
   De La Rue P.L.C........................................   103,366  1,767,849
   Debenhams P.L.C........................................ 1,975,252  3,824,126
   Dechra Pharmaceuticals P.L.C...........................    74,578    742,005
   Development Securities P.L.C...........................   159,080    411,055
   Devro P.L.C............................................   210,874  1,117,795
   Diageo P.L.C. Sponsored ADR............................    62,900  7,185,696
   Dialight P.L.C.........................................    10,830    194,558
   Dignity P.L.C..........................................    46,239    697,976
   Diploma P.L.C..........................................   147,774  1,067,659
  *Dixons Retail P.L.C.................................... 5,833,882  1,946,409
   Domino Printing Sciences P.L.C.........................   143,796  1,260,695
   Domino's Pizza Group P.L.C.............................    40,146    328,077
   Drax Group P.L.C.......................................   555,244  5,039,332
   DS Smith P.L.C......................................... 1,447,328  4,996,855
   Dunelm Group P.L.C.....................................    28,656    310,499
  *Dyson Group P.L.C......................................     3,999      1,049
   E2V Technologies P.L.C.................................    76,169    142,918
   easyJet P.L.C..........................................   256,886  2,596,098
   Electrocomponents P.L.C................................   512,619  1,780,428
   Elementis P.L.C........................................   667,595  2,259,619
  *EnQuest P.L.C..........................................   922,050  1,728,499
  *Enterprise Inns P.L.C..................................   837,939    985,236
  *Essar Energy P.L.C.....................................    75,531    167,382
   Eurasian Natural Resources Corp. P.L.C.................   215,149  1,140,531
   Euromoney Institutional Investor P.L.C.................    28,011    362,093
   Evraz P.L.C............................................   203,930    778,116
  *Exillon Energy P.L.C...................................    47,787    120,449
   Experian P.L.C.........................................   257,349  4,452,423
   F&C Asset Management P.L.C.............................   735,340  1,176,266
   Fenner P.L.C...........................................   236,565  1,382,116
   Ferrexpo P.L.C.........................................   217,472    734,345
   Fiberweb P.L.C.........................................    91,681     97,787
   Fidessa Group P.L.C....................................    28,033    601,870
   Filtrona P.L.C.........................................   208,691  1,933,377

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
  *Findel P.L.C.......................................... 1,199,401 $   131,570
   Firstgroup P.L.C......................................   562,415   1,731,876
  *Fortune Oil P.L.C.....................................   468,516      64,326
   French Connection Group P.L.C.........................    74,466      29,017
   Fresnillo P.L.C.......................................    22,205     689,364
   Fuller Smith & Turner P.L.C. Series A.................    42,043     502,687
  *Future P.L.C..........................................   361,156     100,064
   G4S P.L.C............................................. 1,785,182   7,513,147
   Galliford Try P.L.C...................................   122,963   1,466,497
   Games Workshop Group P.L.C............................     7,668      83,469
  *Gem Diamonds, Ltd.....................................   175,063     477,567
   Genus P.L.C...........................................    73,659   1,735,179
   GKN P.L.C............................................. 1,855,809   6,241,883
   GlaxoSmithKline P.L.C. Sponsored ADR..................   108,093   4,853,376
   Go-Ahead Group P.L.C..................................    36,525     766,362
   Greencore Group P.L.C.................................   671,345     985,870
   Greene King P.L.C.....................................   330,161   3,167,725
   Greggs P.L.C..........................................   146,703   1,109,472
  *Guinness Peat Group P.L.C.............................    52,296      24,500
   Halfords Group P.L.C..................................   356,575   1,993,088
   Halma P.L.C...........................................   277,679   1,850,761
  *Hampson Industries P.L.C..............................    73,570         273
   Hansard Global P.L.C..................................     3,345       4,652
  *Hardy Oil & Gas P.L.C.................................    24,446      51,182
   Hargreaves Lansdown P.L.C.............................    95,656   1,141,588
   Harvey Nash Group P.L.C...............................    28,747      26,619
   Hays P.L.C............................................   636,117     838,754
   Headlam Group P.L.C...................................   103,583     534,784
   Helical Bar P.L.C.....................................   197,513     615,047
   Henderson Group P.L.C................................. 1,473,677   2,789,487
   Henry Boot P.L.C......................................    54,419     114,397
  *Heritage Oil P.L.C....................................   201,854     631,455
 #*hibu P.L.C............................................ 1,801,623      10,759
   Hikma Pharmaceuticals P.L.C...........................   174,904   2,088,950
   Hill & Smith Holdings P.L.C...........................   104,123     626,133
   Hiscox, Ltd...........................................   573,279   4,420,467
  *HMV Group P.L.C.......................................   382,104      17,065
   Hochschild Mining P.L.C...............................   200,765   1,605,112
   Hogg Robinson Group P.L.C.............................   132,868     105,162
  #Home Retail Group P.L.C............................... 1,171,951   2,163,644
   Homeserve P.L.C.......................................   267,323     953,424
   Hornby P.L.C..........................................    20,303      19,661
   Howden Joinery Group P.L.C............................ 1,012,969   2,784,940
   HSBC Holdings P.L.C...................................    44,831     442,005
  #HSBC Holdings P.L.C. Sponsored ADR.................... 1,761,750  86,959,980
   Hunting P.L.C.........................................   172,191   2,085,676
   Huntsworth P.L.C......................................   250,994     189,719
   Hyder Consulting P.L.C................................    18,151     115,716
   ICAP P.L.C............................................   731,563   3,848,797
   IG Group Holdings P.L.C...............................   281,960   1,985,469
  *Imagination Technologies Group P.L.C..................   107,118     791,376
   IMI P.L.C.............................................   291,635   4,502,828
   Imperial Tobacco Group P.L.C..........................   308,273  11,658,796
   Imperial Tobacco Group P.L.C. ADR.....................    18,000   1,359,000
   Inchcape P.L.C........................................   644,319   4,190,324
   Informa P.L.C.........................................   876,090   5,670,968
   Inmarsat P.L.C........................................   464,083   4,251,647
  *Innovation Group P.L.C................................ 1,143,991     406,834
   InterContinental Hotels Group P.L.C...................     6,716     166,174
   InterContinental Hotels Group P.L.C. ADR..............    84,744   2,086,397
 #*International Consolidated Airlines Group SA (B5282K0)   282,178     742,797

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
  *International Consolidated Airlines Group SA
    (B5M6XQ7)...........................................  1,497,106 $ 3,902,854
  *International Consolidated Airlines Group SA
    Sponsored ADR.......................................     12,200     155,306
  *International Ferro Metals, Ltd......................     20,587       4,574
   Interserve P.L.C.....................................    223,657   1,409,019
   Intertek Group P.L.C.................................     68,963   3,143,509
   Invensys P.L.C.......................................    889,059   3,278,196
   Investec P.L.C.......................................    826,567   4,874,379
 #*IP Group P.L.C.......................................    316,949     604,662
   ITE Group P.L.C......................................     75,045     234,117
   ITV P.L.C............................................  3,143,342   4,400,754
   James Fisher & Sons P.L.C............................     63,134     796,952
   Jardine Lloyd Thompson Group P.L.C...................     72,940     876,777
   JD Sports Fashion P.L.C..............................     16,604     203,647
   JD Wetherspoon P.L.C.................................    166,449   1,348,731
  *JKX Oil & Gas P.L.C..................................    132,334     171,214
   John Menzies P.L.C...................................     33,322     326,081
   John Wood Group P.L.C................................    450,653   6,194,123
   Johnson Matthey P.L.C................................    133,997   4,875,984
  *Johnston Press P.L.C.................................  1,456,828     294,165
   Jupiter Fund Management P.L.C........................    222,910     943,125
   Kazakhmys P.L.C......................................    191,576   2,198,012
   KCOM Group P.L.C.....................................    346,054     424,584
   Keller Group P.L.C...................................     71,528     701,626
  #Kier Group P.L.C.....................................     52,965   1,101,836
   Kingfisher P.L.C.....................................  2,296,899  10,754,193
  *Kofax P.L.C..........................................     73,881     336,646
   Ladbrokes P.L.C......................................    668,566   1,936,450
   Laird P.L.C..........................................    450,578   1,532,809
  #Lamprell P.L.C.......................................    233,800     279,966
   Lancashire Holdings, Ltd.............................    249,317   3,476,736
   Latchways P.L.C......................................      2,464      39,767
   Laura Ashley Holdings P.L.C..........................    224,765      95,966
   Lavendon Group P.L.C.................................    160,528     365,798
   Legal & General Group P.L.C..........................  6,293,969  13,643,685
  *Liontrust Asset Management P.L.C.....................      4,633       8,381
  *Lloyds Banking Group P.L.C........................... 23,313,762  15,352,299
  *Lloyds Banking Group P.L.C. Sponsored ADR............    683,962   1,791,980
   London Stock Exchange Group P.L.C....................    221,942   3,501,969
  #Lonmin P.L.C.........................................    137,478   1,140,791
   Lookers P.L.C........................................    265,138     324,985
   Low & Bonar P.L.C....................................    125,487     109,765
   LSL Property Services P.L.C..........................     14,831      54,044
   M.J. Gleeson Group P.L.C.............................     16,223      39,392
   Man Group P.L.C......................................  2,013,466   2,558,665
   Management Consulting Group P.L.C....................    265,588     106,281
   Marks & Spencer Group P.L.C..........................  1,202,621   7,654,266
   Marshalls P.L.C......................................     93,944     135,980
   Marston's P.L.C......................................  1,086,658   2,152,119
  *McBride P.L.C........................................    279,529     618,249
  *McBride P.L.C. Redeemable B Shares...................  8,385,870      13,533
   Mears Group P.L.C....................................     79,649     378,210
   Mecom Group P.L.C....................................     73,971      92,967
   Meggitt P.L.C........................................    992,736   6,191,800
   Melrose P.L.C........................................  1,501,473   5,848,771
   Michael Page International P.L.C.....................    118,944     694,212
   Micro Focus International P.L.C......................     74,360     689,732
   Millennium & Copthorne Hotels P.L.C..................    250,795   2,035,127
  *Mitchells & Butlers P.L.C............................    356,120   1,884,338
   Mitie Group P.L.C....................................    530,288   2,498,502
   Mondi P.L.C..........................................    562,889   6,205,008
   Moneysupermarket.com Group P.L.C.....................    318,090     688,894

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
   Morgan Crucible Co. P.L.C.............................   344,139 $ 1,406,054
   Morgan Sindall Group P.L.C............................    51,049     545,204
   Mothercare P.L.C......................................   172,953     776,016
  *MWB Group Holdings P.L.C..............................    22,990       1,809
   N Brown Group P.L.C...................................   256,760   1,394,708
   National Express Group P.L.C..........................   564,421   1,552,507
   National Grid P.L.C...................................    13,964     159,254
   National Grid P.L.C. Sponsored ADR....................   106,702   6,083,081
   NCC Group P.L.C.......................................     9,509     138,308
   New World Resources P.L.C. Series A...................    43,035     178,300
   Next P.L.C............................................    66,743   3,847,515
   Northgate P.L.C.......................................   128,001     523,174
   Novae Group P.L.C.....................................    78,110     469,330
 #*Ocado Group P.L.C.....................................   307,841     329,825
   Old Mutual P.L.C...................................... 4,612,610  12,839,104
  *Optos P.L.C...........................................     7,263      23,867
  *Oxford Biomedica P.L.C................................   264,084      10,846
   Oxford Instruments P.L.C..............................    28,021     608,061
   Pace P.L.C............................................   499,152   1,498,494
   PayPoint P.L.C........................................    16,317     202,719
   Pearson P.L.C. Sponsored ADR..........................   607,283  12,206,388
  *Pendragon P.L.C.......................................   451,753     102,063
   Pennon Group P.L.C....................................   283,245   3,281,068
   Persimmon P.L.C.......................................   468,678   6,030,445
  *Petra Diamonds, Ltd...................................    89,287     143,762
   Petrofac, Ltd.........................................    52,611   1,365,902
   Petropavlovsk P.L.C...................................   196,034   1,279,934
   Phoenix Group Holdings P.L.C..........................    12,782     101,971
   Phoenix IT Group, Ltd.................................    33,310      92,881
   Photo-Me International P.L.C..........................   823,881     665,879
  *Pinnacle Staffing Group P.L.C.........................    15,255          --
   Premier Farnell P.L.C.................................   242,639     649,270
  *Premier Foods P.L.C...................................   356,649     615,507
  *Premier Oil P.L.C.....................................   712,269   4,038,583
   Provident Financial P.L.C.............................    80,582   1,786,094
   Prudential P.L.C......................................   209,984   2,883,858
  #Prudential P.L.C. ADR.................................   651,676  17,908,056
  *Puma Brandenburg, Ltd. Class A........................    90,186       7,017
  *Puma Brandenburg, Ltd. Class B........................    90,186       2,924
  *Punch Taverns P.L.C...................................   883,786      92,554
  *PV Crystalox Solar P.L.C..............................   156,328      18,603
  #PZ Cussons P.L.C......................................   224,035   1,225,189
   Qinetiq Group P.L.C...................................   957,415   3,049,358
  *Quintain Estates & Development P.L.C..................   450,314     389,398
   R.E.A. Holdings P.L.C.................................    11,361      88,151
   Randgold Resources, Ltd...............................    12,728   1,521,485
  *Raven Russia, Ltd.....................................    17,655      18,533
   Reckitt Benckiser Group P.L.C.........................    58,545   3,546,930
  *Redrow P.L.C..........................................   453,671   1,156,999
   Reed Elsevier P.L.C...................................     7,445      72,927
   Reed Elsevier P.L.C. ADR..............................    42,827   1,673,251
   Regus P.L.C...........................................   975,835   1,582,273
   Renishaw P.L.C........................................    28,314     807,286
  *Renovo Group P.L.C....................................   132,895      36,462
   Rentokil Initial P.L.C................................ 1,593,900   2,268,855
   Resolution, Ltd....................................... 1,933,370   6,816,413
   Restaurant Group P.L.C................................   257,314   1,559,113
   Rexam P.L.C........................................... 1,151,457   8,314,274
   Ricardo P.L.C.........................................    27,069     158,022
   Rightmove P.L.C.......................................    50,690   1,319,660
   Rio Tinto P.L.C.......................................   113,242   5,657,209

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
  #Rio Tinto P.L.C. Sponsored ADR......................    307,543 $ 15,370,999
   RM P.L.C............................................     31,960       41,646
   Robert Walters P.L.C................................     96,470      310,714
  *Rolls-Royce Holdings P.L.C..........................    906,583   12,528,517
  *Rolls-Royce Holdings P.L.C. Series C................ 68,900,308      111,189
   Rotork P.L.C........................................     40,291    1,484,389
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR...    398,385    3,561,562
  #Royal Dutch Shell P.L.C. ADR........................  1,426,690  100,767,115
   Royal Dutch Shell P.L.C. Series A...................      6,868      235,662
   Royal Dutch Shell P.L.C. Series B...................    109,362    3,868,429
   RPC Group P.L.C.....................................    233,948    1,600,959
   RPS Group P.L.C.....................................    363,036    1,377,051
   RSA Insurance Group P.L.C...........................  5,723,176   10,388,480
   S&U P.L.C...........................................      2,614       37,552
   SABmiller P.L.C.....................................    323,061   13,865,258
   Safestore Holdings P.L.C............................    137,474      242,152
   Sage Group P.L.C....................................  1,655,176    8,313,241
   Sainsbury (J.) P.L.C................................  1,124,189    6,445,718
 #*Salamander Energy P.L.C.............................    304,627      946,856
   Savills P.L.C.......................................    184,759    1,207,468
   Schroders P.L.C.....................................    142,754    3,522,505
   Schroders P.L.C. Non-Voting.........................     57,352    1,145,224
   SDL P.L.C...........................................    135,257    1,159,356
   Senior P.L.C........................................    511,832    1,608,555
   Serco Group P.L.C...................................    181,894    1,665,009
   Severfield-Rowen P.L.C..............................    122,164      278,052
   Severn Trent P.L.C..................................    120,195    3,117,306
   Shanks Group P.L.C..................................    541,844      716,781
   Shire P.L.C.........................................      2,251       63,298
   Shire P.L.C. ADR....................................     28,741    2,425,453
   SIG P.L.C...........................................    936,317    1,586,213
  *SkyePharma P.L.C. Sponsored ADR.....................         80          110
   Smith & Nephew P.L.C................................      7,085       74,926
  #Smith & Nephew P.L.C. Sponsored ADR.................     42,664    2,259,912
   Smiths Group P.L.C..................................    141,203    2,412,720
   Smiths News P.L.C...................................    155,354      389,748
  *SOCO International P.L.C............................    317,028    1,732,240
 #*Southern Cross Healthcare Group P.L.C...............    120,532           --
   Spectris P.L.C......................................    127,468    3,570,297
   Speedy Hire P.L.C...................................    203,211      105,879
   Spirax-Sarco Engineering P.L.C......................     57,560    1,802,131
   Spirent Communications P.L.C........................  2,103,517    4,911,621
  #Spirent Communications P.L.C. Sponsored ADR.........     25,100      232,436
   Spirit Pub Co. P.L.C................................    903,717      883,397
  *Sportech P.L.C......................................     87,812       90,815
   Sportingbet P.L.C...................................     39,753       34,444
  *Sports Direct International P.L.C...................    145,139      935,279
   SSE P.L.C...........................................    464,006   10,852,825
   St. Ives Group P.L.C................................     57,893       95,798
   St. James's Place P.L.C.............................    271,084    1,740,660
   St. Modwen Properties P.L.C.........................    144,139      469,733
   Stagecoach Group P.L.C..............................    409,192    1,814,739
   Standard Chartered P.L.C............................  1,125,564   26,649,679
   Standard Life P.L.C.................................  2,521,684   11,907,030
   Sthree P.L.C........................................     69,781      339,298
  *STV Group P.L.C.....................................     56,141       91,138
  *SuperGroup P.L.C....................................      7,359       79,462
   Synergy Health P.L.C................................     76,463    1,146,744
   T. Clarke P.L.C.....................................     26,802       19,726
   TalkTalk Telecom Group P.L.C........................    492,153    1,510,597
 #*Talvivaara Mining Co. P.L.C.........................     96,626      203,568

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        Shares      Value++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
   Tate & Lyle P.L.C..................................   407,706 $    4,778,743
   Taylor Wimpey P.L.C................................ 4,986,444      4,928,464
   Ted Baker P.L.C....................................    12,672        193,516
   Telecity Group P.L.C...............................   150,602      2,193,789
   Telecom Plus P.L.C.................................    32,171        441,442
   Tesco P.L.C........................................ 3,732,880     19,315,686
  *Thomas Cook Group P.L.C............................ 1,232,474        408,329
   Thorntons P.L.C....................................    37,958         18,816
   Topps Tiles P.L.C..................................    36,015         27,412
  *Travis Perkins P.L.C...............................   375,021      6,553,496
   Tribal Group P.L.C.................................    44,362         67,236
   Trifast P.L.C......................................    29,862         21,090
  *Trinity Mirror P.L.C...............................   506,862        496,350
   TT electronics P.L.C...............................   251,972        509,220
   TUI Travel P.L.C...................................   686,163      2,783,986
   Tullett Prebon P.L.C...............................   391,143      1,729,204
   Tullow Oil P.L.C...................................   229,756      5,219,816
   UBM P.L.C..........................................   251,519      2,843,416
  *UK Coal P.L.C......................................    64,359          7,240
   UK Mail Group P.L.C................................    12,676         53,895
   Ultra Electronics Holdings P.L.C...................    50,058      1,369,809
   Unilever P.L.C.....................................    17,957        669,858
  #Unilever P.L.C. Sponsored ADR......................   120,000      4,474,800
   Unite Group P.L.C..................................   227,827      1,043,098
   United Drug P.L.C..................................   296,139      1,079,523
   United Utilities Group P.L.C.......................   281,057      3,072,914
  #United Utilities Group P.L.C. ADR..................    10,818        233,669
   UTV Media P.L.C....................................   119,515        257,019
  *Vectura Group P.L.C................................   443,537        623,022
   Vedanta Resources P.L.C............................   188,717      3,467,525
  *Vernalis P.L.C.....................................    11,473          4,541
   Victrex P.L.C......................................    40,288        928,657
   Vislink P.L.C......................................    11,896          4,996
   Vitec Group P.L.C. (The)...........................    22,412        257,660
   Vodafone Group P.L.C...............................   806,505      2,190,190
   Vodafone Group P.L.C. Sponsored ADR................ 2,412,945     65,680,363
   Volex P.L.C........................................    18,246         47,916
   Vp P.L.C...........................................    11,576         61,229
   Weir Group P.L.C. (The)............................   136,924      3,858,752
   WH Smith P.LC......................................   163,163      1,637,352
   Whitbread P.L.C....................................   194,684      7,398,645
   William Hill P.L.C................................. 1,031,404      5,635,581
   William Morrison Supermarkets P.L.C................ 2,160,880      9,356,147
   Wilmington Group P.L.C.............................   141,363        290,933
  *Wincanton P.L.C....................................    64,071         70,137
  *Wolfson Microelectronics P.L.C.....................   193,734        651,456
   Wolseley P.L.C.....................................   295,066     12,935,013
   Wolseley P.L.C. ADR................................    62,362        271,275
   WPP P.L.C..........................................    64,076        828,207
  #WPP P.L.C. Sponsored ADR...........................   134,635      8,702,806
   WS Atkins P.L.C....................................    90,312      1,041,460
   Xaar P.L.C.........................................    24,829        105,493
  *Xchanging P.L.C....................................   363,238        649,418
   XP Power, Ltd......................................     3,794         59,997
   Xstrata P.L.C......................................   827,448     13,108,019
   Yule Catto & Co. P.L.C.............................   275,798        654,784
                                                                 --------------
TOTAL UNITED KINGDOM..................................            1,351,983,636
                                                                 --------------
UNITED STATES -- (0.0%)
  *Minera Andes Acquisition Corp......................   102,126        493,886
  *Resolute Forest Products...........................       298          3,634

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
UNITED STATES -- (Continued)
  *Swisher Hygiene, Inc.............................       5,978 $        8,846
                                                                 --------------
TOTAL UNITED STATES.................................                    506,366
                                                                 --------------
TOTAL COMMON STOCKS.................................              6,455,111,910
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Porsche Automobil Holding SE.....................      55,763      3,716,814
                                                                 --------------
UNITED KINGDOM -- (0.0%)
  *R.E.A. Holdings P.L.C............................         681          1,214
                                                                 --------------
TOTAL PREFERRED STOCKS..............................                  3,718,028
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Centrebet International, Ltd. Litigation Rights..      22,005             --
  *Gujarat NRE Coking Coal, Ltd. Rights 11/15/12....      11,556             --
  *Navigator Resources, Ltd. Rights 11/15/12........   2,129,263          2,210
  *Yancoal Australia, Ltd. Contigent Value Rights...     129,201        321,743
                                                                 --------------
TOTAL AUSTRALIA.....................................                    323,953
                                                                 --------------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR.......................      57,113             74
  *Deceuninck NV STRIP VVPR.........................      18,136             24
  *Elia System Operator SA STRIP VVPR...............       2,262            293
 #*Nyrstar NV STRIP VVPR............................      67,312             87
  *Realdolmen STRIP VVPR............................          24             --
  *Tessenderlo Chemie NV STRIP VVPR.................       4,983            226
                                                                 --------------
TOTAL BELGIUM.......................................                        704
                                                                 --------------
CANADA -- (0.0%)
 #*Duluth Metals, Ltd. Warrants 01/18/13............       1,286            579
  *MGM Energy Corp. Rights 12/04/12.................         248             24
                                                                 --------------
TOTAL CANADA........................................                        603
                                                                 --------------
HONG KONG -- (0.0%)
  *Esprit Holdings, Ltd. Rights 11/19/12............   1,056,871        283,649
                                                                 --------------
ITALY -- (0.0%)
  *Seat Pagine Gialle SpA Warrants 08/31/14.........   1,199,818          3,518
                                                                 --------------
SINGAPORE -- (0.0%)
  *Sinarmas Land, Ltd. Warrants 11/18/15............     218,252         26,839
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    639,266
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund..................  66,119,274    765,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $7,529,026) to be repurchased at $7,381,470.... $     7,381      7,381,398
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                772,381,398
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,513,353,611).............................             $7,231,850,602
                                                                 ==============

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                          Shares     Value++
                                                        ---------- ------------
COMMON STOCKS -- (91.3%)
AUSTRALIA -- (24.5%)
   Abacus Property Group...............................  1,697,579 $  3,660,951
   Ale Property Group (6713528)........................    652,264    1,531,454
  *Ale Property Group (B50SNS7)........................     75,814      177,860
   Ardent Leisure Group................................  2,045,219    2,999,483
   Aspen Group.........................................  7,180,794    1,264,686
   Astro Japan Property Group..........................     26,866       90,545
   Australian Education Trust..........................    421,322      536,602
   BWP Trust...........................................  2,311,272    5,011,468
   Carindale Property Trust NL.........................     88,014      493,454
   Centro Retail Australia, Ltd........................  3,097,930    6,907,113
   CFS Retail Property Trust Group..................... 10,743,924   21,769,204
  *Challenger Diversified Property Group...............    645,368    1,722,567
  #Charter Hall Group..................................  1,237,809    4,087,551
  *Charter Hall Office.................................  2,059,687      192,426
   Charter Hall Retail REIT............................  1,576,658    5,940,226
  #Commonwealth Property Office Fund................... 12,593,964   14,099,725
   Cromwell Property Group.............................  2,269,555    1,978,474
   Dexus Property Group................................ 25,577,769   26,105,656
   Goodman Group.......................................  8,720,577   40,033,772
   GPT Group...........................................  9,010,486   33,274,608
  *GPT Group (B3WX9L1)................................. 38,018,670           --
   Growthpoint Properties Australia NL.................     68,127      150,588
   Ingenia Communities Group...........................    796,216      218,948
   Investa Office Fund.................................  3,287,999   10,135,818
  *Mirvac Industrial Trust.............................    826,524      107,312
  *Prime Retirement & Aged Care Property Trust.........    116,309           --
  *Real Estate Capital Partners USA Property Trust.....     25,448       11,689
  *Rubicon Europe Trust Group (RET)....................    505,643           --
   Stockland Trust Group............................... 11,954,193   42,891,997
  *Villa World, Ltd....................................     73,180       56,531
   Westfield Group..................................... 12,039,316  133,084,688
   Westfield Retail Trust.............................. 15,744,367   50,556,567
                                                                   ------------
TOTAL AUSTRALIA........................................             409,091,963
                                                                   ------------
BELGIUM -- (1.2%)
  #Aedifica NV.........................................     24,688    1,446,085
   Befimmo SCA.........................................     72,121    4,391,579
   Cofinimmo SA........................................     78,243    8,895,299
   Intervest Offices & Warehouses NV...................     33,940      810,457
   Leasinvest Real Estate SCA..........................      6,267      560,535
   Retail Estates NV...................................      8,292      557,537
  #Warehouses De Pauw SCA..............................     60,355    3,304,452
   Wereldhave Belgium NV...............................      8,288      847,780
                                                                   ------------
TOTAL BELGIUM..........................................              20,813,724
                                                                   ------------
CANADA -- (7.2%)
  #Allied Properties REIT..............................    130,044    4,114,534
  #Artis REIT..........................................    263,718    4,314,545
  #Boardwalk REIT......................................    129,784    8,351,657
   Brookfield Canada Office Properties.................      7,300      215,985
  #Calloway REIT.......................................    296,195    8,585,577
  #Canadian Apartment Properties REIT..................    257,851    6,320,093
  #Canadian REIT.......................................    191,445    7,981,747
  #Chartwell Seniors Housing REIT......................    660,637    6,793,234
  #Cominar REIT........................................    332,264    7,934,414
  #Crombie REIT........................................    134,280    2,028,821
  #Dundee REIT.........................................    260,863    9,572,595
  *Extendicare, Inc....................................    278,025    2,274,307

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                         Shares     Value++
                                                       ---------- ------------
CANADA -- (Continued)
  #H&R REIT...........................................    633,619 $ 15,308,362
   Huntingdon Capital Corp............................      2,597       33,842
  #InnVest REIT.......................................    298,543    1,452,735
  #InterRent REIT.....................................     25,700      141,527
  #Morguard REIT......................................    126,620    2,282,012
  #Northern Property REIT.............................     72,000    2,259,304
  #NorthWest Healthcare Properties REIT...............     74,960      986,958
  #Primaris Retail REIT...............................    242,857    5,692,398
  #Retrocom Mid-Market REIT...........................    127,516      713,707
  #RioCan REIT........................................    826,910   22,553,220
                                                                  ------------
TOTAL CANADA..........................................             119,911,574
                                                                  ------------
CHINA -- (0.1%)
   RREEF China Commercial Trust.......................  1,392,000       44,903
  #Yuexiu REIT........................................  3,373,000    1,608,057
                                                                  ------------
TOTAL CHINA...........................................               1,652,960
                                                                  ------------
FRANCE -- (10.9%)
  #Acanthe Developpement SA...........................    167,536       87,055
   Affine SA..........................................     29,904      501,526
   ANF Immobilier SA..................................     48,053    2,072,377
  *Cegereal SA........................................     15,513      361,693
   Fonciere des Regions SA............................    163,879   13,190,201
   Gecina SA..........................................    119,620   13,269,206
  #ICADE SA...........................................    121,792   10,961,372
   Klepierre SA.......................................    601,899   22,326,321
   Mercialys SA.......................................    172,661    3,621,664
   Societe de la Tour Eiffel SA.......................     32,636    1,801,813
   Societe Immobiliere de Location pour l'Industrie
     et le Commerce SA................................     59,608    6,675,953
   Unibail-Rodamco SE.................................    472,896  106,512,511
                                                                  ------------
TOTAL FRANCE..........................................             181,381,692
                                                                  ------------
GERMANY -- (0.3%)
   Alstria Office REIT AG.............................    316,418    3,820,259
  #Hamborner REIT AG..................................    180,328    1,658,860
  *Prime Office REIT AG...............................     21,360       88,669
                                                                  ------------
TOTAL GERMANY.........................................               5,567,788
                                                                  ------------
GREECE -- (0.0%)
   Eurobank Properties Real Estate Investment Co. S.A.     58,229      361,217
                                                                  ------------
HONG KONG -- (4.6%)
  #Champion REIT...................................... 14,207,012    6,681,029
  #Link REIT (The).................................... 12,861,583   63,830,861
  #Prosperity REIT....................................  5,919,000    1,691,624
   Regal REIT.........................................  5,296,000    1,441,514
   Sunlight REIT......................................  5,699,000    2,326,917
                                                                  ------------
TOTAL HONG KONG.......................................              75,971,945
                                                                  ------------
ISRAEL -- (0.0%)
  *Alony Hetz Properties & Investments, Ltd...........     13,725       68,759
   Reit 1, Ltd........................................    389,795      688,459
                                                                  ------------
TOTAL ISRAEL..........................................                 757,218
                                                                  ------------
ITALY -- (0.2%)
   Beni Stabili SpA...................................  4,675,235    2,627,485
   Immobiliare Grande Distribuzione SpA...............    746,974      771,359
                                                                  ------------
TOTAL ITALY...........................................               3,398,844
                                                                  ------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
JAPAN -- (15.2%)
   Advance Residence Investment Corp....................     6,285 $ 13,627,451
  #Daiwa Office Investment Corp.........................     1,332    4,406,871
   Daiwahouse Residential Investment Corp...............       790    6,225,426
  #Frontier Real Estate Investment Corp.................     1,211   10,702,727
   Fukuoka REIT Corp....................................       575    4,325,280
   Global One Real Estate Investment Co., Ltd...........       497    2,986,786
   Hankyu REIT, Inc.....................................       421    2,109,976
  #Heiwa Real Estate REIT, Inc..........................     2,846    1,974,947
   Ichigo Real Estate Investment Corp...................     2,568    1,373,134
  #Industrial & Infrastructure Fund Investment Corp.....       653    5,045,436
   Invincible Investment Corp...........................     2,368      188,754
  #Japan Excellent, Inc.................................       923    5,117,145
   Japan Hotel REIT Investment Corp.....................     8,617    2,431,025
   Japan Logistics Fund, Inc............................       813    7,428,117
   Japan Prime Realty Investment Corp...................     4,465   13,456,668
   Japan Real Estate Investment Corp....................     3,170   31,742,207
   Japan Rental Housing Investments, Inc................     4,370    2,645,891
   Japan Retail Fund Investment Corp....................    10,863   19,804,181
   Kenedix Realty Investment Corp.......................     1,581    5,400,429
   MID REIT, Inc........................................       954    2,507,620
   Mori Hills REIT Investment Corp......................     1,009    4,904,114
   MORI TRUST Sogo REIT, Inc............................       967    8,852,471
   Nippon Accommodations Fund, Inc......................     1,021    7,254,453
  #Nippon Building Fund, Inc............................     3,534   37,966,559
  #Nomura Real Estate Office Fund, Inc..................     1,574    9,902,152
  #Nomura Real Estate Residential Fund, Inc.............       742    4,433,130
  #ORIX JREIT, Inc......................................     1,594    7,761,405
   Premier Investment Corp..............................     1,030    3,750,425
   Sekisui House SI Investment Corp.....................       599    2,731,593
   TOKYU REIT, Inc......................................       888    4,687,585
  #Top REIT, Inc........................................       764    3,558,149
  #United Urban Investment Corp.........................    12,105   14,554,764
                                                                   ------------
TOTAL JAPAN.............................................            253,856,871
                                                                   ------------
MALAYSIA -- (0.3%)
   Al-'Aqar Healthcare REIT Berhad......................   380,200      173,572
   Al-Hadharah Boustead REIT Berhad.....................   338,900      221,331
   Amanahraya REIT Berhad...............................   453,600      138,423
   AmFirst REIT Berhad.................................. 1,013,840      372,593
   Axis REIT Berhad.....................................   737,340      750,290
   CapitaMalls Malaysia Trust Berhad.................... 2,872,800    1,695,655
   Hektar REIT Berhad...................................   304,325      148,832
   Quill Capita Trust Berhad............................   129,800       52,413
   Starhill REIT Berhad................................. 1,707,600      611,096
   Sunway REIT Berhad...................................   959,900      481,921
   Tower REIT Berhad....................................   114,100       56,176
                                                                   ------------
TOTAL MALAYSIA..........................................              4,702,302
                                                                   ------------
MEXICO -- (0.1%)
  *Fibra Uno Administracion S.A.B. de C.V...............   673,106    1,768,355
                                                                   ------------
NETHERLANDS -- (2.4%)
   Corio NV.............................................   369,283   16,450,697
  #Eurocommercial Properties NV.........................   214,239    8,401,590
  #Nieuwe Steen Investments NV..........................   283,698    2,452,863
   Vastned Retail NV....................................   111,862    5,182,582
   Wereldhave NV........................................   114,504    6,768,369
                                                                   ------------
TOTAL NETHERLANDS.......................................             39,256,101
                                                                   ------------
NEW ZEALAND -- (0.6%)
  #Argosy Property, Ltd................................. 2,080,241    1,563,575

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
NEW ZEALAND -- (Continued)
   DNZ Property Fund, Ltd..............................     55,523 $     72,592
  #Goodman Property Trust..............................  3,996,929    3,482,592
   Kiwi Income Property Trust..........................  4,115,266    3,956,844
  *Npt, Ltd............................................     42,844       21,620
   Precinct Properties New Zealand, Ltd................    209,011      177,824
  #Property for Industry, Ltd..........................    581,078      582,369
   Vital Healthcare Property Trust.....................    830,973      860,353
                                                                   ------------
TOTAL NEW ZEALAND......................................              10,717,769
                                                                   ------------
SINGAPORE -- (8.1%)
   AIMS AMP Capital Industrial REIT....................  1,214,238    1,481,404
  #Ascendas India Trust................................  2,943,000    1,830,360
   Ascendas REIT....................................... 10,362,000   19,992,929
  #Ascott Residence Trust..............................  4,018,000    4,194,107
   Cache Logistics Trust...............................  2,306,000    2,320,318
   Cambridge Industrial Trust..........................  6,856,282    3,731,655
  #CapitaCommercial Trust.............................. 10,793,000   13,847,973
   CapitaMall Trust.................................... 12,717,300   21,881,382
  #CapitaRetail China Trust............................  2,276,000    2,903,697
   CDL Hospitality Trusts..............................  4,451,000    7,058,939
  #First REIT..........................................  2,939,000    2,515,565
  #Fortune REIT, Ltd...................................  2,294,000    1,830,080
  #Frasers Centrepoint Trust...........................  3,282,000    5,245,397
  #Frasers Commercial Trust............................  3,036,200    3,091,982
  #Keppel REIT.........................................  3,364,150    3,274,640
   Lippo Malls Indonesia Retail Trust..................  8,322,000    3,305,106
   Mapletree Commercial Trust..........................  2,926,000    2,896,614
   Mapletree Industrial Trust..........................  2,832,000    3,246,040
  #Mapletree Logistics Trust...........................  7,224,430    6,556,923
  #Parkway Life REIT...................................  2,213,000    3,698,608
  #Saizen REIT.........................................  2,851,000      403,633
  #Starhill Global REIT................................  7,524,000    4,837,678
   Suntec REIT......................................... 10,956,000   14,390,048
 #*Treasury China Trust................................     90,000      105,407
                                                                   ------------
TOTAL SINGAPORE........................................             134,640,485
                                                                   ------------
SOUTH AFRICA -- (1.3%)
   Capital Property Fund...............................  5,995,466    6,964,506
   Emira Property Fund.................................  2,001,118    3,068,518
   Fountainhead Property Trust.........................  5,995,829    5,563,934
   SA Corporate Real Estate Fund.......................  9,284,843    3,767,761
   Sycom Property Fund.................................    651,686    1,952,418
                                                                   ------------
TOTAL SOUTH AFRICA.....................................              21,317,137
                                                                   ------------
TAIWAN -- (0.6%)
   Cathay No.1 REIT....................................  7,090,000    4,115,120
   Cathay No.2 REIT....................................  3,043,000    1,646,353
   Fubon No.1 REIT.....................................    390,000      230,965
   Fubon No.2 REIT.....................................  2,788,000    1,259,203
   Gallop No.1 REIT....................................  1,219,000      561,957
   Shin Kong No.1 REIT.................................  3,408,000    1,500,724
                                                                   ------------
TOTAL TAIWAN...........................................               9,314,322
                                                                   ------------
TURKEY -- (0.7%)
  *Akfen Gayrimenkul Yatirim Ortakligi A.S.............     77,967       69,125
   Akmerkez Gayrimenkul Yatirim Ortakligi A.S..........     84,990      878,928
   Alarko Gayrimenkul Yatirim Ortakligi A.S............     33,461      417,117
  *Dogus Gayrimenkul Yatirim Ortakligi A.S.............    173,964      159,659
   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.......  3,478,412    5,181,158
   Is Gayrimenkul Yatirim Ortakligi A.S................  1,793,565    1,450,671

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
TURKEY -- (Continued)
  *Saf Gayrimenkul Yatirim Ortakligi A.S............     270,782 $      151,114
   Sinpas Gayrimenkul Yatirim Ortakligi A.S.........   1,258,502        884,910
   Torunlar Gayrimenkul Yatirim Ortakligi A.S.......     844,694      1,339,425
  *Vakif Gayrimenkul Yatirim Ortakligi A.S..........     195,696        437,747
                                                                 --------------
TOTAL TURKEY........................................                 10,969,854
                                                                 --------------
UNITED KINGDOM -- (13.0%)
   A & J Mucklow Group P.L.C........................     245,887      1,416,667
   Big Yellow Group P.L.C...........................     622,402      3,439,182
   British Land Co. P.L.C...........................   4,755,450     40,619,859
   Capital Shopping Centres Group P.L.C.............   3,132,277     16,860,712
   Derwent London P.L.C.............................     491,732     16,363,554
   Great Portland Estates P.L.C.....................   1,676,684     12,661,329
   Hammerson P.L.C..................................   3,924,681     29,928,470
   Hansteen Holdings P.L.C..........................   2,383,418      2,866,278
   Land Securities Group P.L.C......................   4,331,787     56,292,926
   London & Stamford Property P.L.C.................   1,796,825      3,333,495
   McKay Securities P.L.C...........................     301,723        676,502
   Metric Property Investments P.L.C................     113,166        167,690
   Primary Health Properties P.L.C..................     378,180      2,102,153
   Segro P.L.C......................................   3,971,466     15,227,757
   Shaftesbury P.L.C................................   1,317,725     11,669,264
   Town Centre Securities P.L.C.....................       4,810         14,683
   Workspace Group P.L.C............................     594,478      2,932,210
                                                                 --------------
TOTAL UNITED KINGDOM................................                216,572,731
                                                                 --------------
TOTAL COMMON STOCKS.................................              1,522,024,852
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
  *Nieuwe Steen Investments NV Value Retention
    Warrants........................................      90,332             --
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund..................  12,445,981    144,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $226,983) to be repurchased at $222,534........ $       223        222,532
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                144,222,532
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,504,164,154).............................             $1,666,247,384
                                                                 ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares     Value++
                                                         ---------- -----------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (6.0%)
  #Aditya Birla Minerals, Ltd...........................  3,194,844 $ 1,521,804
 #*AED Oil, Ltd.........................................    992,337          --
  *AJ Lucas Group, Ltd..................................    584,687     485,010
  *Amadeus Energy, Ltd..................................  1,397,424     283,121
  #Amalgamated Holdings, Ltd............................  1,912,526  13,494,145
   Amcom Telecommunications, Ltd........................  1,527,774   2,027,021
  *Antares Energy, Ltd..................................    111,692      60,155
   AP Eagers, Ltd.......................................    527,729   2,082,588
  #APN News & Media, Ltd................................  8,524,586   3,267,140
 #*Aquarius Platinum, Ltd...............................    765,120     453,969
   Arrium, Ltd.......................................... 17,417,371  14,146,900
  *Atlas Iron, Ltd......................................  1,907,160   3,028,693
   Ausdrill, Ltd........................................     24,796      73,173
  *Austal, Ltd..........................................    229,966     292,332
  *Australian Agricultural Co., Ltd.....................  5,931,553   7,999,519
   Australian Pharmaceutical Industries, Ltd............  6,314,737   3,080,956
   Automotive Holdings Group, Ltd.......................    363,264   1,201,965
   AVJennings, Ltd......................................     28,651       9,679
   AWE, Ltd.............................................  9,150,390  12,606,127
  #Bank of Queensland, Ltd..............................  1,601,239  12,574,375
  *Bannerman Resources, Ltd.............................    923,005      80,317
   Beach Energy, Ltd.................................... 23,727,789  33,888,804
  #Billabong International, Ltd.........................  6,953,066   6,368,441
  *BlueScope Steel, Ltd................................. 44,899,720  22,076,923
   Boart Longyear, Ltd..................................    593,281     896,004
 #*Boom Logistics, Ltd..................................  4,181,588   1,344,361
  *Bravura Solutions, Ltd...............................    117,759      28,068
   Breville Group, Ltd..................................  1,946,440  12,083,657
   Brickworks, Ltd......................................    454,518   5,248,837
   BSA, Ltd.............................................    309,985      57,817
  *Calliden Group, Ltd..................................  1,949,708     329,745
 #*Cape Lambert Resources, Ltd..........................  7,444,989   1,968,732
  *Carnarvon Petroleum, Ltd.............................     36,489       3,059
  *CDS Technologies, Ltd................................     15,209          --
  *Citigold Corp., Ltd.................................. 11,406,919     663,916
   Clough, Ltd..........................................    270,548     218,826
  *Coal of Africa, Ltd..................................    926,247     205,873
 #*Cockatoo Coal, Ltd...................................    944,743     161,309
  *Coffey International, Ltd............................    876,193     340,107
   Collection House, Ltd................................     24,344      24,740
  *Continental Coal, Ltd................................  1,236,508      70,458
 #*Cooper Energy, Ltd...................................  2,602,123   1,588,022
   Coventry Group, Ltd..................................    578,498   1,788,604
  #CSG, Ltd.............................................    158,673      79,788
  #CSR, Ltd.............................................  7,551,216  13,709,274
  *Deep Yellow, Ltd.....................................  2,635,536     207,548
   Devine, Ltd..........................................  1,477,620   1,121,244
  *Downer EDI, Ltd......................................  4,941,025  18,392,488
 #*Elders, Ltd..........................................  9,301,839   1,591,874
   Emeco Holdings, Ltd.................................. 11,367,540   8,186,503
 #*Energy Resources of Australia, Ltd...................  2,764,851   4,040,952
  *Enero Group, Ltd.....................................    461,398     192,055
  *eServGlobal, Ltd.....................................    205,010      42,234
  #Fairfax Media, Ltd................................... 17,560,285   7,189,389
   FKP Property Group, Ltd.............................. 29,501,120   6,758,241
  *Focus Minerals, Ltd..................................  2,718,085     101,505
   Gazal Corp., Ltd.....................................     48,514     103,281
  *Geodynamics, Ltd.....................................  1,419,998     191,175

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
  *Goodman Fielder, Ltd................................. 37,803,693 $22,900,992
   GrainCorp, Ltd. Class A..............................  2,085,914  26,489,395
  #Grange Resources, Ltd................................  2,148,325     555,614
 #*Gunns, Ltd........................................... 15,479,938          --
 #*Hastie Group, Ltd....................................    397,079          --
   HFA Holdings, Ltd....................................    153,930     122,961
   HGL, Ltd.............................................    411,867     230,773
 #*Hillgrove Resources, Ltd.............................  7,456,897     679,529
  #Hills Holdings, Ltd..................................  2,400,078   1,893,562
   iiNet, Ltd...........................................    196,004     845,849
  #Independence Group NL................................    102,154     422,106
  *Indophil Resources NL................................  1,863,584     541,357
 #*Infigen Energy, Ltd..................................  4,978,807   1,238,090
   K&S Corp., Ltd.......................................    148,838     262,741
 #*Kagara, Ltd.......................................... 11,222,734   1,397,978
  #Kingsgate Consolidated, Ltd..........................        403       2,311
  *Lednium, Ltd.........................................    438,495      36,415
   Lemarne Corp., Ltd...................................      5,585       3,739
  *Leyshon Resources, Ltd...............................     67,190      11,825
  *Linc Energy, Ltd.....................................  1,719,545     978,469
   Macmahon Holdings, Ltd...............................  6,777,915   2,241,922
   Macquarie Telecom Group, Ltd.........................     24,029     240,504
  #MaxiTRANS Industries, Ltd............................  4,471,429   4,497,771
   McPherson's, Ltd.....................................  1,351,186   2,595,288
 #*MEO Australia, Ltd...................................  1,258,809     306,235
  *Metals X, Ltd........................................    820,020     106,218
  *Metgasco, Ltd........................................  1,021,057     222,076
   Mincor Resources NL..................................  2,350,149   2,912,506
  *Mineral Deposits, Ltd................................    370,464   1,875,987
 #*Mirabela Nickel, Ltd.................................  2,684,303   1,249,446
 #*Molopo Energy, Ltd...................................  1,648,921     940,232
  *Moly Mines, Ltd......................................    177,099      23,920
   Mount Gibson Iron, Ltd...............................  7,279,072   5,310,709
  *Nexus Energy, Ltd.................................... 21,224,485   2,637,497
   Nufarm, Ltd..........................................  2,994,125  17,849,593
   Oakton, Ltd..........................................     60,435      78,359
  *OM Holdings, Ltd.....................................    210,973      58,102
  *OPUS Group, Ltd......................................    296,557     143,938
  *Otto Energy, Ltd.....................................  1,373,172     123,892
   Pacific Brands, Ltd.................................. 25,649,033  16,497,123
 #*Paladin Energy, Ltd..................................  6,630,966   7,777,643
  *Pan Pacific Petroleum NL.............................    453,105      51,231
   Panoramic Resources, Ltd.............................  2,745,724   1,774,384
  *PaperlinX, Ltd....................................... 11,057,911     596,597
 #*Perilya, Ltd.........................................    270,163      86,693
  *Petsec Energy, Ltd...................................    388,786      68,510
 #*Platinum Australia, Ltd..............................  1,963,690     136,574
   PMP, Ltd.............................................  6,456,626   1,338,380
   Premier Investments, Ltd.............................  1,446,820   9,250,851
  #Primary Health Care, Ltd............................. 10,254,873  41,363,668
   Prime Media Group, Ltd...............................  1,996,940   1,635,411
 #*PrimeAg, Ltd.........................................  1,368,347   1,632,324
   Programmed Maintenance Service, Ltd..................  1,623,255   3,481,344
 #*Ramelius Resources, Ltd..............................  1,043,484     477,962
   RCR Tomlinson, Ltd...................................    233,922     445,203
  *Reed Resources, Ltd..................................    387,408      72,411
  #Regional Express Holdings, Ltd.......................     21,861      27,203
  *Resolute Mining, Ltd.................................    110,190     219,943
 #*Resource Generation, Ltd.............................    607,387     252,233
   Ridley Corp., Ltd....................................  8,110,350   9,686,364
  *Roc Oil Co., Ltd.....................................  3,402,461   1,514,432

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
  #Select Harvests, Ltd................................    186,327 $    226,103
   Service Stream, Ltd.................................  2,592,605    1,035,442
  #Seven Group Holdings, Ltd...........................    973,012    6,967,686
   Seven West Media, Ltd...............................  2,972,636    3,747,658
   Sigma Pharmaceuticals, Ltd.......................... 15,536,006   10,869,403
   Skilled Group, Ltd..................................    246,295      679,050
   Southern Cross Media Group, Ltd.....................  9,294,292   10,021,423
 #*St. Barbara, Ltd....................................    211,399      417,544
  *Straits Resources, Ltd..............................  3,234,343      324,877
  #STW Communications Group, Ltd.......................  4,496,253    4,710,101
 #*Sunland Group, Ltd..................................  5,108,129    5,494,719
   Swick Mining Services, Ltd..........................    389,304      125,283
  *Tap Oil, Ltd........................................  5,076,579    3,710,151
  #Tassal Group, Ltd...................................  1,551,640    2,331,720
  #Ten Network Holdings, Ltd...........................  5,122,562    1,489,360
   TFS Corp., Ltd......................................    175,457       70,044
  *Toro Energy, Ltd....................................  2,101,506      283,507
   Transfield Services, Ltd............................  2,221,981    3,659,866
  *Transpacific Industries Group, Ltd.................. 15,316,699   12,132,225
   Trust Co., Ltd. (The)...............................      2,798       13,515
  *Unity Mining, Ltd...................................  8,423,723    1,191,437
  #UXC, Ltd............................................  5,226,590    4,765,752
  *VDM Group, Ltd......................................    349,483        3,969
   Village Roadshow, Ltd...............................  3,194,788   12,401,414
 #*Virgin Australia Holdings, Ltd. (B43DQC7)........... 39,419,376   20,017,038
  *Virgin Australia Holdings, Ltd. (B7L5734)........... 39,419,376      204,597
   Watpac, Ltd.........................................  1,207,991      751,646
   WDS, Ltd............................................    374,097      248,363
  *WestSide Corp., Ltd.................................      3,381        1,544
  #WHK Group, Ltd......................................  3,141,266    3,440,245
                                                                   ------------
TOTAL AUSTRALIA........................................             541,782,910
                                                                   ------------
AUSTRIA -- (0.6%)
   Agrana Beteiligungs AG..............................     90,580   10,910,018
  *Allgemeine Sparkasse Baugesellschaft AG.............        120       16,331
 #*A-TEC Industries AG.................................    202,339           --
   Austria Technologie & Systemtechnik AG..............     39,429      346,751
  #Flughafen Wien AG...................................    191,264    8,673,248
   Frauenthal Holding AG...............................      4,402       52,385
 #*Intercell AG........................................     39,800       97,980
   Linz Textil Holding AG..............................        212      133,293
   Mayr-Melnhof Karton AG..............................     66,698    6,592,943
   Oberbank AG.........................................     38,337    2,374,950
  *Polytec Holding AG..................................     10,379       74,077
   Strabag SE..........................................    282,431    7,100,365
  *Uniqa Versicherungen AG.............................    105,914    1,224,084
  #Wienerberger AG.....................................  2,600,996   18,658,128
   Wolford AG..........................................      2,273       73,612
   Zumtobel AG.........................................      1,834       19,619
                                                                   ------------
TOTAL AUSTRIA..........................................              56,347,784
                                                                   ------------
BELGIUM -- (0.8%)
   Ackermans & van Haaren NV...........................     64,503    5,251,728
  *Agfa-Gevaert NV.....................................  4,140,541    6,765,794
  #Banque Nationale de Belgique........................      4,220   13,445,410
   Barco NV............................................      6,198      426,364
  #Bekaert NV..........................................    107,233    2,928,140
   Compagnie d'Entreprises SA..........................     10,571      520,113
   Compagnie Immobiliere de Belgique SA................     44,570    1,517,487
   Compagnie Maritime Belge SA.........................     65,225    1,166,879
  *Deceuninck NV.......................................    933,254    1,550,791

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
BELGIUM -- (Continued)
   D'ieteren SA NV.......................................   209,913 $10,131,683
 #*Euronav SA............................................   332,684   1,837,038
   Exmar NV..............................................    14,397     107,402
   Floridienne SA........................................     1,824     262,359
   Gimv NV...............................................    11,468     554,470
  *Ion Beam Applications SA..............................     6,353      53,490
  #Jensen-Group NV.......................................    43,965     667,168
  #Nyrstar NV............................................ 1,026,300   5,968,713
  *Option NV.............................................    44,107      18,380
  *Papeteries Catala SA..................................       188       4,496
 #*RealDolmen NV.........................................     9,621     230,108
   Recticel SA...........................................   469,034   3,110,706
   Roularta Media Group NV...............................    26,889     406,270
   SAPEC SA..............................................     6,720     347,853
   Sioen Industries NV...................................    99,173     795,345
   Softimat SA...........................................    72,062     319,768
   Tessenderlo Chemie NV.................................   485,513  14,088,154
   VPK Packaging Group SA................................       725      30,875
                                                                    -----------
TOTAL BELGIUM............................................            72,506,984
                                                                    -----------
CANADA -- (10.1%)
 #*5N Plus, Inc..........................................   217,541     479,189
   Aastra Technologies, Ltd..............................    69,662   1,143,887
  *Advantage Oil & Gas, Ltd.............................. 4,065,343  14,653,552
   Aecon Group, Inc......................................   987,235  11,377,296
  #AGF Management, Ltd. Class B..........................   760,776   7,594,430
   Aimia, Inc............................................ 2,476,260  37,091,214
 #*Ainsworth Lumber Co., Ltd.............................   611,112   1,652,067
  *Air Canada Class A....................................   398,947     707,020
   Akita Drilling, Ltd. Class A..........................     9,400     104,000
   Algoma Central Corp...................................    24,501   2,894,736
  #Alliance Grain Traders, Inc...........................    92,495   1,278,029
  *Altius Minerals Corp..................................    85,248     884,275
   Altus Group, Ltd......................................    28,962     237,206
  #Amerigo Resources, Ltd................................ 2,386,794   1,386,073
 #*Anderson Energy, Ltd.................................. 3,417,571   1,112,101
   Andrew Peller, Ltd. Class A...........................    19,200     192,240
  *Angle Energy, Inc.....................................   359,832   1,351,059
 #*Antrim Energy, Inc.................................... 2,604,383   2,164,343
  *Armtec Infrastructure, Inc............................    52,627     121,194
  #Astral Media, Inc. Class A............................    10,600     433,870
 #*Atna Resource, Ltd....................................    79,567     103,567
 #*Atrium Innovations, Inc...............................   236,183   2,433,365
  *ATS Automation Tooling System, Inc.................... 1,978,614  18,424,140
  *Aura Minerals, Inc....................................   242,910      72,964
  *AuRico Gold, Inc......................................   258,909   2,162,004
   AutoCanada, Inc.......................................       300       4,175
  #AvenEx Energy Corp....................................   637,609   2,202,504
  *AXIA NetMedia Corp....................................    37,065      46,018
 #*Ballard Power Systems, Inc............................ 2,055,571   1,481,863
 #*Bellatrix Exploration, Ltd............................ 1,719,866   7,163,597
 #*BNK Petroleum, Inc....................................    37,500      24,406
  *Boralex, Inc. Class A.................................   671,137   6,484,578
 #*Brigus Gold Corp...................................... 1,000,524     971,723
  *Brookfield Residential Properties, Inc................     6,411     110,857
  *C&C Energia, Ltd......................................    64,052     373,249
 #*Calvalley Petroleums, Inc. Class A....................   160,064     352,582
  #Canaccord Financial, Inc. (B01R1T5)...................   966,142   4,827,082
   Canaccord Financial, Inc. (BoBV8K7)...................   177,531     845,346
 #*Canacol Energy, Ltd...................................   360,000     127,960
 #*Canada Lithium Corp...................................   714,149     457,627

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
CANADA -- (Continued)
  *Canam Group, Inc. Class A............................    913,446 $ 5,121,700
  *Canfor Corp..........................................  2,464,506  35,138,489
  *Cangene Corp.........................................     13,825      22,840
  #CanWel Building Materials Group, Ltd.................     84,917     225,312
  #Capstone Infrastructure Corp.........................  1,028,621   4,243,223
  *Capstone Mining Corp.................................  4,422,940  10,938,335
 #*Cardero Resource Corp................................  1,025,362     564,655
   Cascades, Inc........................................  2,141,123  10,461,757
   CCL Industries, Inc. Class B.........................    267,366   9,899,569
  *Celestica, Inc.......................................  4,577,603  33,229,158
  *Cequence Energy, Ltd.................................  1,565,283   2,899,398
 #*China Gold International Resources Corp., Ltd........    575,721   2,449,877
  *Chinook Energy, Inc..................................     76,738     142,143
   Churchill Corp. Class A (The)........................    101,020     849,630
   Clarke, Inc..........................................    205,960     909,420
 #*Claude Resources, Inc................................    505,328     364,292
   Colabor Group, Inc...................................    164,631   1,379,686
 #*COM DEV International, Ltd...........................    559,724   1,709,295
 #*Connacher Oil & Gas, Ltd............................. 10,953,728   4,935,347
 #*Corridor Resources, Inc..............................    117,285      86,900
  *Cott Corp............................................  1,611,353  12,310,011
 #*Crew Energy, Inc.....................................  1,489,181  11,466,135
  *Crocotta Energy, Inc.................................    110,580     356,513
  *Crown Point Energy, Inc..............................    102,949      37,623
 #*Delphi Energy Corp...................................  3,132,357   4,233,974
 #*Denison Mines Corp...................................  7,315,229   9,448,456
 #*DHX Media, Ltd.......................................     24,200      42,403
   Dorel Industries, Inc. Class B.......................    842,000  30,105,452
 #*DragonWave, Inc......................................     65,610     162,260
  *Dundee Precious Metals, Inc..........................    623,362   5,735,867
 #*Dynasty Metals & Mining, Inc.........................      4,528       8,931
 #*Eastern Platinum, Ltd................................  3,548,671     586,264
   E-L Financial Corp., Ltd.............................      1,133     453,279
 #*Endeavour Mining Corp................................  2,534,491   5,836,625
 #*Energy Fuels, Inc....................................  8,446,569   1,437,714
   Ensign Energy Services, Inc..........................    260,547   3,894,835
 #*Epsilon Energy, Ltd..................................     53,900     154,887
  *Equal Energy, Ltd....................................    286,456     886,257
   Equitable Group, Inc.................................     44,349   1,314,373
 #*Essential Energy Services, Ltd.......................  1,765,109   3,746,714
   Exco Technologies, Ltd...............................     54,800     266,661
  *EXFO, Inc............................................      3,119      14,053
 #*Fairborne Energy, Ltd................................  2,264,882   3,605,669
  *Formation Metals, Inc................................    247,985      64,557
  *Genesis Land Development Corp........................      9,754      33,596
   Genworth MI Canada, Inc..............................    218,403   4,474,118
   Glacier Media, Inc...................................     16,000      29,637
  *GLG Life Tech Corp...................................     24,267      16,036
  *GLV, Inc. Class A....................................    145,447     326,209
 #*Golden Star Resources, Ltd...........................  1,567,849   3,155,321
 #*Goldgroup Mining, Inc................................      3,500       1,332
  *Gran Tierra Energy, Inc..............................    403,768   2,033,495
 #*Great Basin Gold, Ltd................................  2,218,073     177,668
   Guardian Capital Group, Ltd. Class A.................     18,439     185,729
  *Guyana Goldfields, Inc...............................     49,077     145,941
  *Harry Winston Diamond Corp...........................  1,084,975  15,567,151
  *Hemisphere GPS, Inc..................................    913,927     631,399
  *Heroux-Devtek, Inc...................................    387,777   5,156,124
  *High River Gold Mines, Ltd...........................    181,273     252,285
   HudBay Minerals, Inc.................................  4,193,216  38,919,762
   IBI Group, Inc.......................................      1,400      13,036

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
CANADA -- (Continued)
  #Indigo Books & Music, Inc.............................       400 $     4,001
  *Insignia Energy, Ltd..................................    82,524      70,233
  *International Forest Products, Ltd. Class A........... 1,041,599   6,674,577
   Intertape Polymer Group, Inc..........................   880,408   6,117,679
  *Ithaca Energy, Inc....................................   817,726   1,580,186
 #*Ivanhoe Energy, Inc...................................   469,848     291,670
 #*Jaguar Mining, Inc.................................... 1,317,566   1,358,791
 #*Katanga Mining, Ltd...................................   347,669     167,090
  *Kingsway Financial Services, Inc......................   303,286   1,008,170
 #*Lake Shore Gold Corp.................................. 3,206,771   2,568,628
  *Laramide Resources, Ltd...............................   270,748     246,689
   Laurentian Bank of Canada.............................   707,853  31,503,445
   Le Chateau, Inc. Class A..............................     8,700      33,972
  *Legacy Oil & Gas, Inc................................. 3,409,457  24,373,990
   Leisureworld Senior Care Corp.........................    10,007     125,645
   Linamar Corp..........................................   988,079  21,764,944
  #Liquor Stores N.A., Ltd...............................    62,635   1,150,164
  *Long Run Exploration, Ltd............................. 1,620,537   6,652,519
  *Martinrea International, Inc..........................   878,131   6,312,872
  *Maxim Power Corp......................................     3,832       6,638
 #*Mega Uranium, Ltd..................................... 2,701,865     405,787
   Melcor Developments, Ltd..............................    13,330     205,539
 #*Mercator Minerals, Ltd................................ 1,676,971     831,140
  *MGM Energy Corp.......................................   118,477      27,877
  #Migao Corp............................................   882,655   2,032,647
   Mullen Group, Ltd.....................................   275,141   5,705,302
   New Flyer Industries, Inc.............................     8,886      68,953
   Newalta Corp..........................................   911,742  12,826,008
  *Niko Resources, Ltd...................................    99,612   1,268,650
  *Norbord, Inc..........................................    30,303     629,878
   Nordion, Inc..........................................   821,195   5,344,448
 #*Nuvista Energy, Ltd................................... 2,335,772  12,207,990
 #*OceanaGold Corp....................................... 4,775,207  16,734,142
  *Orvana Minerals Corp..................................    32,311      28,146
 #*Pace Oil & Gas, Ltd...................................   745,617   2,097,806
  *Parex Resources, Inc..................................    55,389     249,008
  *Patheon, Inc..........................................    27,477     102,067
 #*Perpetual Energy, Inc.................................    72,400     105,836
  #PetroBakken Energy, Ltd. Class A......................   351,554   4,438,644
  *Petrobank Energy & Resources, Ltd..................... 2,532,239  34,785,801
  #Petrominerales, Ltd...................................   291,924   2,341,238
  *Phoscan Chemical Corp................................. 3,014,654     875,344
  *Polaris Miner Corp....................................    19,500      15,034
  #Poseidon Concepts Corp................................   581,697   8,602,418
  *Primary Energy Recycling Corp.........................       600       2,908
 #*Primero Mining Corp................................... 1,178,598   8,744,342
   Progress Energy Resources Corp........................   491,364   9,898,617
  #Pulse Seismic, Inc....................................   870,720   2,266,705
  *QLT, Inc.............................................. 1,077,170   8,099,671
 #*Questerre Energy Corp. Class A........................   715,031     529,785
  *Ram Power Corp........................................ 1,161,374     337,220
 #*RMP Energy, Inc....................................... 2,400,508   5,576,149
  *Rock Energy, Inc......................................    58,789      67,692
  #RONA, Inc............................................. 3,166,544  32,529,403
  #Savanna Energy Services Corp.......................... 2,096,676  14,590,136
   Sherritt International Corp........................... 7,300,339  31,576,936
  *Shore Gold, Inc....................................... 3,181,873     716,817
  *Sierra Wireless, Inc..................................   846,527   6,780,692
  *Silver Standard Resources, Inc........................ 1,119,687  17,006,910
  *Sonde Resources Corp..................................   504,221     474,561
 #*Sprott Resource Corp.................................. 2,006,586   7,815,389

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
CANADA -- (Continued)
  #Sprott Resource Lending Corp......................... 3,210,742 $  4,564,960
  *St. Andrew Goldfields, Ltd...........................   591,710      269,565
  *Stornoway Diamond Corp...............................   208,713      127,474
  *SunOpta, Inc.........................................    66,987      401,754
  #Superior Plus Corp...................................   433,937    4,240,526
  *Taseko Mines, Ltd....................................   213,916      584,722
 #*Tembec, Inc..........................................   537,332    1,215,890
  *Teranga Gold Corp....................................   906,763    1,914,969
 #*Tethys Petroleum, Ltd................................   242,062      130,877
 #*Thompson Creek Metals Co., Inc....................... 3,726,582    9,775,865
  *TLC Vision Corp......................................   829,259           --
   Torstar Corp. Class B................................   413,061    3,329,303
  #Transcontinental, Inc. Class A....................... 1,620,823   16,715,371
  #Trinidad Drilling, Ltd............................... 2,991,070   19,825,665
  *Tuscany International Drilling, Inc..................   155,582       48,291
   Twin Butte Energy, Ltd...............................   365,409    1,086,623
 #*UEX Corp.............................................   569,815      313,790
   Uni-Select, Inc......................................     6,971      160,045
 #*Uranium One, Inc.....................................   797,562    1,732,876
 #*Valener, Inc.........................................   229,720    3,661,720
  #Vero Energy, Inc..................................... 1,187,657    3,186,904
  *Vitran Corp., Inc....................................     2,673       13,971
  *Wesdome Gold Mines, Ltd..............................    12,000       11,294
   West Fraser Timber Co., Ltd..........................   659,979   39,972,095
  *Western Energy Services Corp.........................    27,883      199,613
  *Western Forest Products, Inc.........................    99,921      131,060
   Westjet Airlines, Ltd................................   100,365    1,808,831
   Whistler Blackcomb Holdings, Inc.....................    38,797      462,262
  *Whitecap Resources, Inc..............................   133,697    1,064,221
   Winpak, Ltd..........................................       656       10,312
  *Xceed Mortgage Corp..................................    18,100       25,372
  *Xtreme Drilling & Coil Services Corp.................    79,483      111,415
   ZCL Composite, Inc...................................     1,500        7,404
                                                                   ------------
TOTAL CANADA............................................            916,447,345
                                                                   ------------
CHINA -- (0.0%)
  *Hanfeng Evergreen, Inc...............................   711,867    1,179,614
  *Shougang Concord Century Holdings, Ltd...............   720,115       26,408
                                                                   ------------
TOTAL CHINA.............................................              1,206,022
                                                                   ------------
DENMARK -- (0.7%)
  *Alm. Brand A.S....................................... 1,959,032    4,880,444
  *Amagerbanken A.S..................................... 3,187,349           --
  *Andersen & Martini A.S. Series B.....................     1,178        7,983
  *Auriga Industries A.S. Series B......................    21,230      315,414
   Brodrene Hartmann A.S. Series B......................    55,812    1,190,800
  *Brondbyernes IF Fodbold A.S. Series B................    34,995       88,284
   D/S Norden A.S.......................................   623,858   16,453,617
  *Dalhoff Larsen & Horneman A.S........................    52,763       33,453
   DFDS A.S.............................................    85,347    4,137,896
  *Djursland Bank A.S...................................     6,785      163,502
   East Asiatic Co., Ltd. A.S...........................   107,825    2,082,261
  *GPV Industri A.S. Series B...........................     6,000       31,275
  *H&H International A.S. Series B......................    58,677      298,386
   Harboes Bryggeri A.S.................................    20,575      312,667
  *Hojgaard Holding A.S. Series B.......................    12,964      168,636
  *Jyske Bank A.S.......................................   114,044    3,471,573
   Lan & Spar Bank A.S..................................     5,706      282,050
  *Mons Bank A.S........................................     1,784       32,432
  *NeuroSearch A.S......................................    28,877       22,778
  *Newcap Holding A.S...................................    86,992        8,464

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
DENMARK -- (Continued)
   Nordjyske Bank A.S...................................     13,580 $   193,814
   Norresundby Bank A.S.................................      5,455     161,135
  *Ostjydsk Bank A.S....................................        100       3,896
   Per Aarsleff A.S. Series B...........................     36,280   2,521,243
  *Salling Bank A.S.....................................        344      13,272
  *Sanistal A.S. Series B...............................        612       6,707
   Schouw & Co. A.S.....................................    307,672   7,031,680
  *Skjern Bank A.S......................................      1,530      24,504
  *Spar Nord Bank A.S...................................    219,370     966,715
  *Sparekassen Faaborg A.S..............................      2,746      87,459
  *Sydbank A.S..........................................    135,240   2,477,339
 #*TK Development A.S...................................    448,842   1,092,407
  *TopoTarget A.S.......................................    518,047     219,130
  *Torm A.S.............................................    713,025     368,794
 #*Vestas Wind Systems A.S..............................  2,455,315  14,195,442
  *Vestjysk Bank A.S....................................    135,239     336,449
                                                                    -----------
TOTAL DENMARK...........................................             63,681,901
                                                                    -----------
FINLAND -- (2.3%)
   Ahlstrom Oyj.........................................     50,307     836,997
  #Aktia Oyj Series A...................................     13,933     103,447
  *Alandsbanken AB Series A.............................      5,030      66,346
   Amer Sports Oyj......................................    198,086   2,806,911
   Atria P.L.C..........................................     88,060     591,310
  *Componenta Oyj.......................................     87,163     236,038
   Comptel P.L.C........................................     16,847       8,944
   Cramo Oyj............................................    204,757   2,082,675
   Digia P.L.C..........................................     42,466     160,865
   Efore Oyj............................................     54,004      46,969
  *Elcoteq SE...........................................    305,366          --
   eQ P.L.C.............................................    175,314     420,804
  *Finnair Oyj..........................................  1,054,276   3,005,515
  *Finnlines Oyj........................................    614,000   6,275,692
  #Fiskars Oyj Abp......................................    127,164   2,624,085
   HKScan Oyj Series A..................................    360,016   1,575,104
   Huhtamaki Oyj........................................  1,928,287  32,602,927
  #Kemira Oyj...........................................  1,974,247  26,264,754
  *Kesko Oyj Series A...................................      1,890      60,498
   Kesko Oyj Series B...................................    184,077   5,756,145
  #Laennen Tehtaat Oyj..................................     64,219   1,178,528
   Lemminkainen Oyj.....................................     87,798   1,795,654
 #*Mesta Board Oyj......................................  4,521,411  13,572,382
  *Neo Industrial Oyj...................................      3,263       7,577
  #Neste Oil Oyj........................................  1,084,774  13,584,357
   Okmetic Oyj..........................................    299,332   1,797,167
   Oriola-KD Oyj Series B...............................    430,711   1,166,861
 #*Outokumpu Oyj........................................ 24,037,488  20,426,755
   Pohjola Bank P.L.C. Series A.........................  2,683,574  36,607,681
   Raisio P.L.C. Series V...............................  1,468,656   5,804,029
  #Rautaruukki Oyj Series K.............................  1,999,620  12,680,412
   Raute Oyj Series A...................................        100         957
  *Ruukki Group Oyj.....................................        996         624
   Saga Furs Oyj........................................     17,498     440,981
  #Sanoma Oyj...........................................    696,846   6,776,079
  *Scanfil P.L.C........................................     11,900      13,145
   Sievi Capital P.L.C..................................     11,900      14,791
   SRV Group P.L.C......................................        295       1,293
  *Stonesoft Oyj........................................     84,210     137,773
  *Tecnomen Lifetree Oyj................................  1,101,636     257,439
   Tieto Oyj............................................     42,053     807,139
   Tikkurila Oyj........................................    271,403   5,142,946

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
FINLAND -- (Continued)
   Viking Line Abp......................................    16,240 $    369,499
                                                                   ------------
TOTAL FINLAND...........................................            208,110,095
                                                                   ------------
FRANCE -- (3.2%)
 #*Air France-KLM....................................... 3,419,028   28,582,611
 #*Alcatel-Lucent SA.................................... 7,529,930    7,699,191
   Altamir Amboise SA...................................    68,975      618,932
  *Altran Technologies SA...............................   101,226      681,877
   Arkema SA............................................   218,365   19,925,620
   AtoS SA..............................................    11,256      755,747
  #Aubay SA.............................................    68,462      417,137
   Bonduelle SCA........................................    46,543    4,282,056
   Bongrain SA..........................................   139,659    8,343,262
  *Boursorama SA........................................    78,546      471,486
   Burelle SA...........................................    11,385    2,667,661
 #*Cegedim SA...........................................     4,452       79,537
   Cegid Group..........................................    34,573      667,135
   Cie des Alpes........................................    16,927      302,420
   Ciments Francais SA..................................    47,244    2,873,108
  *Club Mediterranee SA.................................   395,253    6,282,962
   Damartex SA..........................................       800       13,503
   Derichebourg SA......................................    89,081      251,955
   Devoteam SA..........................................     5,114       59,012
   Eiffage SA...........................................    58,216    2,003,289
   Esso SA Francaise....................................    29,644    2,121,573
  *Etam Developpement SA................................    39,488      713,745
   Euler Hermes SA......................................       716       49,408
  #Fleury Michon SA.....................................    17,597      842,875
   Fromageries Bel SA...................................     1,736      416,559
  *Gascogne SA..........................................    15,451       66,997
   Gaumont SA...........................................    22,166    1,134,515
   Gevelot SA...........................................     4,329      269,484
   GFI Informatique SA..................................   932,696    3,397,726
   GL Events SA.........................................     1,026       22,614
   Groupe Crit SA.......................................     5,034       80,671
   Groupe Flo SA........................................    41,837      160,616
   Groupe Guillin SA....................................       380       30,354
  *Groupe Partouche SA..................................   142,938      165,086
  #Groupe Steria SCA....................................   565,699    9,143,830
  #Guerbet SA...........................................    11,535    1,259,148
  *Haulotte Group SA....................................     2,673       16,542
   Havas SA............................................. 5,451,304   27,588,601
 #*Hi-Media SA..........................................   259,076      669,952
  *Idsud SA.............................................     1,351       30,714
  *Immobiliere et Hoteliere SA..........................    27,700       46,315
   Jacquet Metal Service SA.............................   219,558    2,140,771
   Korian SA............................................     5,814       89,643
  *Lafuma SA............................................    19,648      545,505
   Lisi SA..............................................    52,141    3,460,654
   Manutan International SA.............................    23,043      926,673
   Medica SA............................................    45,940      821,420
   Mersen SA............................................    88,374    2,236,744
   MGI Coutier SA.......................................    10,254      438,239
  #Montupet SA..........................................   153,485    1,368,137
   Mr. Bricolage SA.....................................   114,065    1,291,821
  #Nexans SA............................................   580,149   24,703,673
   Nexity SA............................................   462,652   14,264,807
  *NicOx SA.............................................   138,960      432,756
   Oeneo SA.............................................    23,138       62,745
 #*Orco Property Group SA...............................     8,452       25,178
 #*Peugeot SA........................................... 1,005,212    6,447,933

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
FRANCE -- (Continued)
  #Pierre & Vacances SA.................................    82,391 $  1,390,632
   Plastic Omnium SA....................................   348,703    9,640,939
   Plastivaloire SA.....................................    29,856      522,042
  #PSB Industries SA....................................    14,438      421,888
   Rallye SA............................................   494,603   15,092,019
  *Recylex SA...........................................    56,148      301,662
   Remy Cointreau SA....................................   101,781   10,552,704
   Rexel SA.............................................    13,116      237,556
   Robertet SA..........................................     1,011      169,085
  *Rougier SA...........................................     2,469      107,782
   SA des Ciments Vicat.................................    12,311      663,599
   Sabeton SA...........................................    17,656      282,196
   SAM SA...............................................       600       23,427
   Samse SA.............................................       243       16,565
  #Seche Environnement SA...............................    20,308      665,364
   Securidev SA.........................................    16,908      503,571
 #*Sequana SA........................................... 1,371,228    2,128,424
   Societe Anonyme d'Explosifs et de Produits Chimiques
     SA.................................................       290       67,833
   Societe des Bains de Mer et du Cercle des Etrangers
     a Monaco SA........................................    70,232    2,598,431
   Societe Television Francaise 1 SA....................    97,313      836,310
 #*Soitec SA............................................ 2,315,930    6,964,797
  *Spir Communication SA................................    30,432      579,927
 #*Ste Industrielle d'Aviation Latecoere SA.............   144,473    1,640,670
  #Sword Group SA.......................................    49,551      801,918
  *Technicolor SA....................................... 1,178,947    2,995,112
   Teleperformance SA...................................   576,472   17,456,029
 #*Theolia SA...........................................   960,802    1,795,119
   Tivoly SA............................................     1,680       31,017
   Tonnellerie Francois Freres SA.......................     5,748      265,157
   Touax SA.............................................       460       14,908
   Trigano SA...........................................   134,333    1,457,429
  *UbiSoft Entertainment SA............................. 1,129,385   10,508,232
   Valeo SA.............................................     7,163      315,411
  #Vilmorin & Cie SA....................................    16,571    1,969,003
   Vranken-Pommery Monopole SA..........................    67,036    2,124,040
                                                                   ------------
TOTAL FRANCE............................................            289,603,323
                                                                   ------------
GERMANY -- (4.7%)
   A.S. Creation Tapeton AG.............................    22,155      983,525
  *AAP Implantate AG....................................    52,295       87,889
  *Aareal Bank AG....................................... 1,108,348   23,832,928
 #*Air Berlin AG........................................   187,181      371,195
   Allgeier SE..........................................       534        7,358
  *Analytik Jena AG.....................................    87,561    1,125,857
  *Andreae-Noris Zahn AG................................    37,245    1,472,779
  #Asian Bamboo AG......................................   114,025      875,638
   Aurubis AG........................................... 1,045,010   66,156,167
   Baader Bank AG.......................................   423,107      998,653
   Balda AG.............................................   642,720    4,222,242
  #Bauer AG.............................................   138,307    2,994,212
   BayWa AG.............................................    40,333    1,827,884
   Bechtle AG...........................................    76,681    2,893,766
  *Beta Systems Software AG.............................    52,615      109,352
   Bilfinger SE.........................................   632,428   61,972,830
   Biotest AG...........................................    49,612    3,054,499
  *Borussia Dortmund GmbH & Co. KGaA....................   196,066      652,186
   CATOil AG............................................    19,488      140,781
  *Celesio AG...........................................   270,893    5,251,605
  *Centrotherm Photovoltaics AG.........................    28,587       32,769
   Comdirect Bank AG....................................   324,803    3,192,242
  *Conergy AG...........................................   599,302      246,687

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
GERMANY -- (Continued)
  *Constantin Medien AG..................................   143,943 $   267,738
   CropEnergies AG.......................................    45,476     276,388
   DAB Bank AG...........................................    22,332      97,853
   Data Modul AG.........................................    22,565     426,055
   DEAG Deutsche Entertainment AG........................   183,643     665,202
   Deufol AG.............................................   391,158     412,870
   Deutsche Beteiligungs AG..............................     6,406     161,790
  *Deutz AG..............................................   697,439   3,059,301
   Dierig Holding AG.....................................     8,250     110,209
   Dr. Hoenle AG.........................................    11,025     162,710
   Duerr AG..............................................   134,414  10,083,163
   DVB Bank SE...........................................   155,010   4,819,264
   Eckert & Ziegler AG...................................    51,490   1,504,632
  #Elmos Semiconductor AG................................   132,587   1,148,511
   Energiekontor AG......................................   110,951     666,195
  #Euromicron AG.........................................     7,662     199,676
  *First Sensor AG.......................................     4,788      52,921
  #Freenet AG............................................   708,065  11,720,033
   GFT Technologies AG...................................   331,550   1,401,741
   Gildemeister AG.......................................   920,960  17,092,428
   Grammer AG............................................   249,366   4,859,287
 #*Hansa Group AG........................................       482       1,408
 #*Heidelberger Druckmaschinen AG........................ 4,849,320   7,278,235
  *Hoeft & Wessel AG.....................................    48,800     107,638
  *Homag Group AG........................................     7,423      95,790
   Indus Holding AG......................................    37,556     945,529
   Isra Vision AG........................................    50,996   1,420,242
 #*IVG Immobilien AG..................................... 1,961,400   4,883,042
   Jenoptik AG...........................................   960,335   9,099,163
  *Joyou AG..............................................    14,098     160,005
  *Kampa AG..............................................    31,214       1,173
 #*Kloeckner & Co. SE.................................... 2,503,176  22,694,605
  *Koenig & Bauer AG.....................................    22,454     408,579
   Kontron AG............................................   799,890   3,759,925
   Krones AG.............................................    34,827   2,054,596
  #KSB AG................................................     6,000   3,194,047
   KWS Saat AG...........................................    19,779   5,680,970
   Leifheit AG...........................................    56,759   1,965,211
   Leoni AG..............................................    60,311   2,015,060
  *Loewe AG..............................................    61,034     288,073
  *M & S Elektronik AG...................................    19,600         178
 #*Manz AG...............................................    37,007   1,007,742
  *Mediclin AG...........................................   845,838   4,558,182
 #*Medigene AG...........................................    46,693      66,014
  *Mosaic Software AG....................................    12,800         498
   Nexus AG..............................................   229,054   2,793,619
   Norddeutsche Steingut AG..............................     7,590      84,460
 #*Nordex SE.............................................   908,160   3,177,992
   Nordwest Handel AG....................................    10,813     149,324
  *Patrizia Immobilien AG................................   178,677   1,261,930
  *Pfleiderer AG.........................................   730,659     105,514
  #PNE Wind AG...........................................   180,111     446,019
 #*Praktiker AG.......................................... 1,462,872   2,732,413
   Progress-Werk Oberkirch AG............................       714      26,557
   REALTECH AG...........................................    13,069      74,469
   Rheinmetall AG........................................   462,820  22,120,164
  *Rohwedder AG..........................................    44,910       7,684
   Ruecker AG............................................    12,060     254,288
 #*SAF-Holland SA........................................   551,552   3,588,052
   Salzgitter AG.........................................   171,653   7,423,290
 #*Singulus Technologies AG.............................. 1,165,677   1,881,371

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
GERMANY -- (Continued)
  #Sixt AG..............................................   276,220 $  5,139,822
   SKW Stahl-Metallurgie Holding AG.....................    41,090      765,019
  *Sky Deutschland AG...................................   482,277    2,102,050
  #Solarworld AG........................................ 1,454,456    2,515,183
  *Stoehr & Co. AG......................................    37,709       93,652
 #*Suss Microtec AG.....................................   336,572    3,176,661
   Syzygy AG............................................   148,692      655,699
  #TAG Immobilien AG....................................   567,085    6,554,861
  *Technotrans AG.......................................    45,083      372,689
  *Textilgruppe Hof AG..................................    22,530      204,533
  *TUI AG............................................... 3,349,736   31,432,430
   UMS United Medical Systems International AG..........    63,226      731,331
   UmweltBank AG........................................    23,504    1,026,915
 #*Verbio AG............................................   188,000      401,215
  *Vestcorp AG..........................................   133,777       33,106
  *Vivacon AG...........................................   165,140      134,045
   VTG AG...............................................    42,026      660,313
  #Wacker Neuson SE.....................................   383,334    5,225,033
   Westag & Getalit AG..................................     9,149      192,370
   Wuerttembergische Lebensversicherung AG..............    13,954      301,917
                                                                   ------------
TOTAL GERMANY...........................................            421,222,906
                                                                   ------------
GREECE -- (0.3%)
  *Alapis Holding Industrial & Commercial S.A. of
    Pharmaceutical Chemical Products....................   173,961        9,245
  *Alco Hellas ABEE S.A.................................     4,080        1,486
  *Alpha Bank A.E....................................... 2,953,801    6,925,179
  *Anek Lines S.A.......................................   906,741      149,157
  *Athens Medical Center S.A............................    93,565       55,974
  *Atlantic Supermarkets S.A............................   129,593       13,438
  *Atti-Kat S.A.........................................   961,144       27,287
  *Bank of Cyprus P.L.C................................. 3,206,782    1,356,720
  *Bitros Holdings S.A..................................     8,817        6,850
  *Ellaktor S.A.........................................   724,725    1,417,445
  *Elval - Hellenic Aluminium Industry S.A..............    22,597       34,905
  *Ergas S.A............................................   104,948       19,044
  *ETEM S.A.............................................    17,853        5,605
  *Etma Rayon S.A.......................................    39,176       71,597
  *Eurobank Ergasias SA................................. 1,088,125    1,267,961
  *Forthnet S.A.........................................    31,419       37,857
  *GEK Terna Holding Real Estate Construction S.A.......   596,933    1,050,508
  *Halkor S.A...........................................   131,644       90,855
  *Hellenic Cables S.A..................................    65,640      106,070
  *Inform P. Lykos S.A..................................    16,928       22,666
  *Intracom Holdings S.A................................ 1,814,075      749,871
  *J&P-Avax S.A.........................................    93,770      142,153
  *Karatzis S.A.........................................    14,790       38,710
  *Kathimerini Publishing S.A...........................    48,062       25,666
  *Loulis Mills S.A.....................................    90,466      193,304
  *Marfin Investment Group Holdings S.A................. 9,731,805    4,335,124
  *Marfin Popular Bank S.A.............................. 2,494,051      202,011
  *Michaniki S.A........................................ 1,434,191      353,189
  *National Bank of Greece S.A..........................   361,379      846,604
  *Nirefs Acquaculture S.A..............................   137,509       86,798
  *Piraeus Bank S.A..................................... 6,896,405    3,722,628
  *Proton Bank S.A......................................   755,752           --
  *Real Estate Development & Services S.A...............   116,416       92,381
   S&B Industrial Minerals S.A..........................   137,477      965,284
  *Sanyo Hellas S.A.....................................   458,186       11,877
  *Selected Textile S.A.................................   113,179       54,724
  *Sfakianakis S.A......................................    11,719       13,367
  *Sidenor Steel Products Manufacturing Co. S.A.........    69,599      100,943

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares      Value++
                                                        ----------- -----------
GREECE -- (Continued)
  *T Bank S.A..........................................   1,210,617 $        --
  *Technical Olympic S.A...............................     243,263     415,012
  *Teletypos S.A. Mega Channel.........................      13,306       4,568
  *Themeliodomi S.A....................................     140,360      67,313
  *Thrace Plastics Co. S.A.............................      56,422      55,397
  *TT Hellenic Postbank S.A............................      70,453      15,341
  *Viohalco Hellenic Copper & Aluminum Industry S.A....     160,996     689,734
  *Vioter S.A..........................................     174,332      27,633
                                                                    -----------
TOTAL GREECE...........................................              25,879,481
                                                                    -----------
HONG KONG -- (2.2%)
   Allan International Holdings, Ltd...................      10,000       2,589
   Allied Group, Ltd...................................   2,157,000   5,725,423
   Allied Properties (H.K.), Ltd.......................  40,152,372   5,555,055
  *Apac Resources, Ltd.................................  12,920,000     440,812
   APT Satellite Holdings, Ltd.........................   2,389,250     660,947
   Asia Financial Holdings, Ltd........................   4,080,106   1,585,882
  *Asia Standard Hotel Group, Ltd......................   2,275,800     208,767
   Asia Standard International Group, Ltd..............   3,079,756     546,734
   Associated International Hotels, Ltd................   1,683,000   4,168,641
  *Bel Global Resources Holdings, Ltd..................  16,756,000     307,011
   Century City International Holdings, Ltd............  31,035,300   2,036,883
   Century Sunshine Group Holdings, Ltd................   5,740,000     310,898
   Champion Technology Holdings, Ltd................... 120,023,689   1,621,105
   Chen Hsong Holdings, Ltd............................   1,338,000     361,618
   Cheuk Nang Holdings, Ltd............................   4,092,926   2,258,975
   Chevalier International Holdings, Ltd...............   2,416,491   3,082,506
  *China Billion Resources, Ltd........................  64,707,136          --
  *China Energy Development Holdings, Ltd..............   9,496,000     153,763
   China Motor Bus Co., Ltd............................      38,600     315,864
  *China Renji Medical Group, Ltd...................... 166,994,000          --
   China WindPower Group, Ltd..........................  14,380,000     381,786
   Chinney Investments, Ltd............................   1,924,000     263,006
   Chong Hing Bank, Ltd................................     340,000     617,016
   Chuang's China Investments, Ltd.....................  20,098,000   1,124,131
   Chuang's Consortium International, Ltd..............  22,261,773   2,637,184
   Chun Wo Development Holdings, Ltd...................   6,817,143     517,754
  *Continental Holdings, Ltd...........................   1,250,000      14,647
   Cosmos Machinery Enterprises, Ltd...................     507,400      29,686
   CSI Properties, Ltd.................................  65,015,476   2,685,301
  *CST Mining Group, Ltd...............................  24,752,000     350,003
   Dah Sing Banking Group, Ltd.........................      22,400      22,206
   Dah Sing Financial Holdings, Ltd....................     414,450   1,590,060
  #Dan Form Holdings Co., Ltd..........................  19,223,896   2,669,465
  *Dejin Resources Group Co., Ltd......................   1,082,500      10,443
  *DVN Holdings, Ltd...................................   6,086,609     199,796
   Emperor International Holdings, Ltd.................  30,632,333   7,323,970
  *EPI Holdings, Ltd...................................  47,536,388   1,286,046
  *eSun Holdings, Ltd..................................  12,642,400   1,886,206
   EVA Precision Industrial Holdings, Ltd..............   8,010,000     833,618
  *Ezcom Holdings, Ltd.................................      67,280         417
   Far East Consortium International, Ltd..............   7,373,213   1,466,812
   Fountain SET Holdings, Ltd..........................  12,504,000   1,061,972
  *Frasers Property China, Ltd.........................  39,116,000   2,189,150
   Get Nice Holdings, Ltd..............................  74,610,000   3,117,342
   Gold Peak Industries Holding, Ltd...................   7,170,907     675,360
   Golden Resources Development International, Ltd.....  11,811,000     547,793
  *Grande Holdings, Ltd................................   3,082,000     163,047
   Great Eagle Holdings, Ltd...........................   3,044,159   8,985,288
   Guangnan Holdings, Ltd..............................     896,000     107,188
 #*Hang Fung Gold Technology, Ltd......................  10,027,108          --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ----------- ----------
HONG KONG -- (Continued)
   Harbour Centre Development, Ltd......................   2,295,000 $3,493,482
   High Fashion International, Ltd......................     996,000    332,407
   HKR International, Ltd...............................  15,691,198  7,504,236
   Hon Kwok Land Investment Co., Ltd....................   7,798,935  2,900,649
  #Hong Kong & Shanghai Hotels, Ltd.....................     299,931    395,545
   Hong Kong Ferry Holdings, Ltd........................   1,791,000  1,689,410
   Hongkong Chinese, Ltd................................  23,725,100  3,913,664
  *Huafeng Group Holdings, Ltd..........................  20,200,000    615,591
   Hung Hing Printing Group, Ltd........................   1,021,275    149,936
  *IRC, Ltd,............................................   2,696,000    331,938
   ITC Corp., Ltd.......................................     756,655     48,175
   ITC Properties Group, Ltd............................     915,000    295,311
  *Jinchang Pharmaceutical Holdings, Ltd................     507,600         --
  *Jinhui Holdings, Ltd.................................   1,474,000    266,340
   Jiuzhou Development Co., Ltd.........................  18,308,000  1,934,458
   K Wah International Holdings, Ltd....................      79,522     35,985
   Kantone Holdings, Ltd................................  31,103,975    271,019
   Keck Seng Investments (Hong Kong), Ltd...............   2,936,000  1,322,046
   Kin Yat Holdings, Ltd................................     814,000     95,469
  *King Stone Energy Group, Ltd.........................   2,650,000    166,979
   Kingston Financial Group, Ltd........................     546,000     42,137
   Kowloon Development Co., Ltd.........................   8,272,277  9,493,647
  *Kwoon Chung Bus Holdings, Ltd........................   1,302,000    281,910
  *Lai Sun Development Co., Ltd......................... 254,767,666  6,267,579
  *Lai Sun Garment International, Ltd...................  35,306,000  4,509,496
   Lam Soon Hong Kong, Ltd..............................     139,250     63,577
   Lippo China Resources, Ltd...........................   9,348,000    240,546
   Lippo, Ltd...........................................   4,694,500  2,013,867
   Liu Chong Hing Investment, Ltd.......................   2,588,000  2,690,684
   Luen Thai Holdings, Ltd..............................   1,330,000    178,360
   Luks Group (Vietnam Holdings) Co., Ltd...............     982,642    226,178
   Magnificent Estates, Ltd.............................  42,138,600  2,039,163
   Miramar Hotel & Investment Co., Ltd..................   1,660,000  2,087,239
  *Mongolia Energy Corp., Ltd...........................   1,043,000     48,915
   Nanyang Holdings, Ltd................................     101,350    350,189
   National Electronics Holdings, Ltd...................   5,126,408    674,085
  *Neo-Neon Holdings, Ltd...............................   7,953,000  1,715,205
   New Century Group Hong Kong, Ltd.....................     648,000     13,195
  *New Smart Energy Group, Ltd..........................  75,200,000    717,002
  *New Times Energy Corp., Ltd..........................   6,684,300    859,536
  *Next Media, Ltd......................................   1,454,000    308,433
  *Norstar Founders Group, Ltd..........................     456,000         --
  *North Asia Resources Holdings, Ltd...................  10,000,000    412,664
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd     165,000      8,395
  *Orient Power Holdings, Ltd...........................   2,182,573     52,945
  #Pacific Andes International Holdings, Ltd............  44,971,927  2,519,007
   Pacific Basin Shipping, Ltd..........................     996,000    530,306
   Paliburg Holdings, Ltd...............................  11,753,041  3,696,773
   Playmates Holdings, Ltd..............................   2,727,700  1,582,172
   Pokfulam Development Co., Ltd........................     268,000    443,572
   Polytec Asset Holdings, Ltd..........................  33,449,190  3,909,666
   Public Financial Holdings, Ltd.......................     732,444    329,993
  *PYI Corp., Ltd.......................................  82,166,086  1,737,052
   Regal Hotels International Holdings, Ltd.............   6,984,623  3,066,405
   Rivera Holdings, Ltd.................................   4,405,468    131,911
  *San Miguel Brewery Hong Kong, Ltd....................     658,400     95,538
  *Sanyuan Group, Ltd...................................     258,750      5,008
   SEA Holdings, Ltd....................................   1,817,000  1,261,206
   Shenzhen High-Tech Holdings, Ltd.....................   2,776,000    326,354
  *Shougang Concord Technology Holdings, Ltd............     570,000     31,225
  *Shun Ho Resources Holdings, Ltd......................     452,000     74,888

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
HONG KONG -- (Continued)
   Shun Tak Holdings, Ltd.............................. 40,286,546 $ 16,052,528
   Sing Tao News Corp., Ltd............................    334,000       46,408
   SOCAM Development, Ltd..............................  3,438,120    3,531,145
   Soundwill Holdings, Ltd.............................    336,000      609,461
  *South China (China), Ltd............................ 10,657,216      823,393
  *South China Holdings, Ltd...........................  1,505,800       66,561
  *South China Land, Ltd............................... 22,623,066      331,858
  *Styland Holdings, Ltd...............................  1,585,995       27,013
   Sun Hung Kai & Co., Ltd.............................  1,706,688      974,096
  *Sunway International Holdings, Ltd..................    280,000        6,505
  *Superb Summit International Group, Ltd.............. 50,620,000    1,483,793
 #*Sustainable Forest Holdings, Ltd.................... 81,872,250    1,679,691
   Symphony Holdings, Ltd..............................  7,530,250      286,684
   Tai Cheung Holdings, Ltd............................  4,638,000    3,674,931
   Tai Sang Land Development, Ltd......................    857,900      375,332
  *Talent Property Group, Ltd..........................  1,665,000       30,971
  #Tan Chong International, Ltd........................  3,984,000    1,095,764
  *Taung Gold International, Ltd.......................  3,750,000       76,935
   Tern Properties Co., Ltd............................    168,000       64,338
   Tian Teck Land, Ltd.................................    786,000      807,520
   Tungtex Holdings Co., Ltd...........................    112,000       11,981
   Tysan Holdings, Ltd.................................    714,000      136,242
  *Up Energy Development Group, Ltd....................    700,000       69,548
   Upbest Group, Ltd...................................  2,690,000      307,738
  *U-Right International Holdings, Ltd................. 39,602,000       71,539
   Vedan International Holdings, Ltd...................  4,352,000      285,962
  #Victory City International Holdings, Ltd............ 20,673,923    2,181,232
   Wang On Group, Ltd.................................. 52,157,064      569,770
  *Warderly International Holdings, Ltd................  1,705,000      105,599
   Wing On Co. International, Ltd......................  2,756,500    7,656,417
   Wing Tai Properties, Ltd............................  1,418,749      876,315
   Wong's International (Holdings), Ltd................    133,000       36,763
   Y. T. Realty Group, Ltd.............................    100,000       25,901
   Yau Lee Holdings, Ltd...............................  1,409,750      234,304
  *Yugang International, Ltd........................... 18,896,000      134,212
                                                                   ------------
TOTAL HONG KONG........................................             197,647,279
                                                                   ------------
IRELAND -- (0.3%)
   Aer Lingus Group P.L.C..............................  1,504,991    2,010,602
  *Anglo Irish Bank Corp. P.L.C........................    708,018           --
   Dragon Oil P.L.C....................................     73,444      657,471
   FBD Holdings P.L.C..................................     51,150      640,567
  *Governor & Co. of the Bank of Ireland P.L.C. (The)..    206,172       24,355
   Grafton Group P.L.C. (B00MZ44)......................      9,439       41,285
   Grafton Group P.L.C. (B00NKF3)......................  1,576,691    6,874,092
   IFG Group P.L.C.....................................      9,918       17,984
  *McInerney Holdings P.L.C............................    360,646           --
  *Petroceltic International P.L.C.....................  1,991,253      222,091
  *Qualceram Shires P.L.C..............................     30,338        3,146
   Smurfit Kappa Group P.L.C...........................  1,881,171   20,740,550
                                                                   ------------
TOTAL IRELAND..........................................              31,232,143
                                                                   ------------
ISRAEL -- (0.7%)
  *Africa Israel Investments, Ltd......................  1,890,592    4,811,492
  *Alon Holdings Blue Square Israel, Ltd...............     36,991       95,871
  *AL-ROV Israel, Ltd..................................     93,092    2,091,587
  *Alvarion, Ltd.......................................  1,091,254      493,157
  *AudioCodes, Ltd.....................................     30,902       70,135
  *Biocell, Ltd........................................     32,380      188,504
  *Clal Biotechnology Industries, Ltd..................     26,187       80,920
   Clal Industries, Ltd................................    137,139      484,371

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
ISRAEL -- (Continued)
   Clal Insurance Enterprises Holdings, Ltd.............    284,221 $ 3,863,050
   Delta-Galil Industries, Ltd..........................     68,638     721,682
   Direct Insurance - I.D.I. Insurance Co., Ltd.........     76,454     196,233
  *El Al Israel Airlines, Ltd...........................  1,640,647     193,290
   Elron Electronic Industries, Ltd.....................    206,576     978,157
  *Equital, Ltd.........................................      3,538      27,153
  *First International Bank of Israel, Ltd..............    512,750   6,090,198
  *Formula Systems (1985), Ltd..........................    137,462   2,186,590
  *Gilat Satellite Networks, Ltd........................    439,333   1,958,107
  *Hadera Paper, Ltd....................................      8,349     363,798
   Harel Insurance Investments & Finances, Ltd..........    187,080   7,049,155
  *Israel Discount Bank, Ltd. Series A..................  8,555,193  12,068,394
   Israel Land Development Co., Ltd. (The)..............     39,194     149,122
  *Jerusalem Oil Exploration, Ltd.......................    191,912   3,227,932
  *Kardan Vehicle, Ltd..................................      1,545       8,513
  *Kardan Yazamut, Ltd..................................      4,694         492
  *Menorah Mivtachim Holdings, Ltd......................    145,639   1,116,040
   Migdal Insurance & Financial Holding, Ltd............     96,660     130,244
  *Mizrahi Tefahot Bank, Ltd............................    199,745   1,813,784
   Neto Me Holdings, Ltd................................      1,339      44,782
  *Oil Refineries, Ltd..................................  5,172,304   2,490,497
   Ormat Industries, Ltd................................    580,554   3,083,722
  *Phoenix Holdings, Ltd. (The).........................    454,550     945,249
  *Retalix, Ltd.........................................     93,557   1,845,673
  *Tower Semiconductor, Ltd.............................     28,683     238,633
  *Union Bank of Israel, Ltd............................    557,236   1,828,294
                                                                    -----------
TOTAL ISRAEL............................................             60,934,821
                                                                    -----------
ITALY -- (2.4%)
  #Acegas-APS SpA.......................................    325,253   2,343,793
  *Aedes SpA............................................  1,435,600     118,862
  *Arnoldo Mondadori Editore SpA........................     11,537      15,599
   Banca Finnat Euramerica SpA..........................    113,201      38,121
 #*Banca Monte Dei Paschi di Siena SpA..................  1,865,707     515,738
   Banca Piccolo Credito Valtellinese Scarl.............  3,571,117   5,686,440
  #Banca Popolare dell'Emilia Romagna Scarl.............  1,391,314   8,290,867
  *Banca Popolare dell'Etruria e del Lazio Scarl........  1,721,840   1,899,233
 #*Banca Popolare di Milano Scarl....................... 77,876,899  42,915,156
   Banco di Desio e della Brianza SpA...................      3,498       9,294
  *Banco Popolare Scarl................................. 21,502,306  34,312,780
  *Brioschi Sviluppo Immobiliare SpA....................    403,343      45,820
  #Buzzi Unicem SpA.....................................    936,450  11,143,378
   C.I.R. SpA - Compagnie Industriali Riunite...........  5,151,985   5,899,329
   Caltagirone Editore SpA..............................    713,490     842,815
   Caltagirone SpA......................................    597,027     875,528
   Cementir Holding SpA.................................  2,010,356   4,241,921
   Centrale del Latte di Torino & Co. SpA...............     73,865     151,664
   Credito Emiliano SpA.................................     84,533     408,278
   CSP International Fashion Group SpA..................    128,800     156,199
  *d'Amico International Shipping S.A...................     85,764      36,837
   De Longhi SpA........................................  1,012,838  13,503,569
  *DeA Capital SpA......................................    366,823     609,044
  *Delclima SpA.........................................    846,828     726,634
  *EEMS Italia SpA......................................    189,429      88,449
   ERG SpA..............................................     51,275     372,251
  *Eurotech SpA.........................................    303,291     444,894
   Falck Renewables SpA.................................    831,988   1,016,522
  *Finmeccanica SpA.....................................  1,608,186   7,975,632
  *Fondiaria-Sai SpA....................................  7,002,324   9,107,430
   Gefran SpA...........................................    118,916     435,481
  *Gemina SpA...........................................  9,159,415   8,746,073

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
ITALY -- (Continued)
  *Gruppo Ceramiche Ricchetti SpA......................     84,464 $     19,517
  *I Grandi Viaggi SpA.................................    235,386      131,683
   Immsi SpA...........................................  2,196,925    1,093,948
   Industria Romagnola Conduttori Elettrici SpA........    151,327      284,222
  *Intek SpA...........................................  1,098,860      612,665
  #Italcementi SpA.....................................  1,819,279    9,207,412
  *Italmobiliare SpA...................................    167,067    2,575,816
  *KME Group SpA.......................................  5,359,454    2,427,197
 #*Milano Assicurazioni SpA............................ 19,395,939    8,256,719
  *Monrif SpA..........................................    174,029       69,098
  *Montefibre SpA......................................    866,306       91,962
  *Pagnossin SpA.......................................     79,000           --
  #Pirelli & C. SpA....................................    659,215    7,657,814
  *Poligrafici Editoriale SpA..........................    160,843       62,221
 #*Prelios SpA.........................................  8,982,654      965,775
 #*Premafin Finanziaria SpA............................  5,629,637    1,137,064
 #*Reno de Medici SpA..................................  3,169,031      576,386
  *Retelit SpA.........................................    235,053      164,597
  *Safilo Group SpA....................................    369,452    3,123,053
  *Snia SpA............................................    271,793       35,017
   Sol SpA.............................................    102,877      623,171
  *Uni Land SpA........................................     37,715           --
   Unione di Banche Italiane ScpA......................    666,003    2,623,512
 #*Unipol Gruppo Finanziario SpA.......................  5,789,862   12,676,222
   Vianini Industria SpA...............................    176,561      245,987
   Vianini Lavori SpA..................................    344,977    1,392,762
   Vittoria Assicurazioni SpA..........................      2,506       15,227
                                                                   ------------
TOTAL ITALY............................................             219,042,678
                                                                   ------------
JAPAN -- (21.9%)
   77 Bank, Ltd. (The).................................    313,000    1,191,951
   A&D Co., Ltd........................................    108,200      348,369
   Achilles Corp.......................................  1,722,000    2,222,087
   Adeka Corp..........................................    569,200    4,292,841
   Agro-Kanesho Co., Ltd...............................     36,000      193,350
   Ahresty Corp........................................    447,500    1,789,598
  #Aichi Bank, Ltd. (The)..............................    195,200   10,807,369
   Aichi Corp..........................................     68,300      272,369
   Aichi Steel Corp....................................    807,000    3,005,165
   Aida Engineering, Ltd...............................    850,900    5,416,148
  #Aigan Co., Ltd......................................    371,500    1,447,416
   Airport Facilities Co., Ltd.........................    518,700    2,391,811
   Aisan Industry Co., Ltd.............................    177,630    1,351,527
   Akita Bank, Ltd. (The)..............................  4,375,000   12,009,494
  #Alpen Co., Ltd......................................    293,500    5,384,517
   Alpha Corp..........................................     30,900      341,217
   Alpha Systems, Inc..................................     36,860      435,307
   Alpine Electronics, Inc.............................     71,100      617,951
   Alps Logistics Co., Ltd.............................     21,900      215,943
   Altech Co., Ltd.....................................     12,200       32,940
  #Ando Corp...........................................  1,636,000    1,845,204
   AOC Holdings, Inc...................................    965,700    3,315,782
   AOI Electronic Co., Ltd.............................     32,700      482,903
   AOKI Holdings, Inc..................................    304,661    6,772,613
   Aomori Bank, Ltd. (The).............................    246,000      730,642
   Aoyama Trading Co., Ltd.............................  1,396,199   27,592,155
   Arakawa Chemical Industries, Ltd....................    343,900    2,678,065
   Araya Industrial Co., Ltd...........................  1,030,000    1,380,829
   Arisawa Manufacturing Co., Ltd......................    781,682    1,859,710
   Asahi Kogyosha Co., Ltd.............................    486,000    1,607,195
   Asahi Organic Chemicals Industry Co., Ltd...........  1,527,000    3,616,440

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
 #*Asanuma Corp..........................................   995,000 $   674,282
   Asax Co., Ltd.........................................        13      12,657
  *Ashimori Industry Co., Ltd............................ 1,070,000   1,370,867
   Asia Air Survey Co., Ltd..............................    64,000     213,012
   ASKA Pharmaceutical Co., Ltd..........................   493,000   2,568,927
   Asti Corp.............................................    70,000     173,574
   Asunaro Aoki Construction Co., Ltd....................   725,000   3,925,857
   Ataka Construction & Engineering Co., Ltd.............    76,000     308,680
   Atsugi Co., Ltd....................................... 5,237,000   5,972,224
   Bank of Iwate, Ltd. (The).............................   311,900  14,457,243
   Bank of Kochi, Ltd. (The).............................    20,000      19,805
  #Bank of Nagoya, Ltd. (The)............................ 3,302,706  11,306,511
   Bank of Okinawa, Ltd. (The)...........................   136,750   5,692,666
   Bank of Saga, Ltd. (The).............................. 2,814,000   6,172,756
   Bank of the Ryukyus, Ltd..............................   799,700  10,056,251
   Belc Co., Ltd.........................................     4,862      71,812
   Belluna Co., Ltd......................................   593,062   4,400,755
 #*Best Denki Co., Ltd................................... 1,659,500   2,310,832
   Bunka Shutter Co., Ltd................................   563,016   2,403,863
   Cawachi, Ltd..........................................   352,900   7,527,859
   Central Glass Co., Ltd................................ 2,503,000   7,244,593
   Central Security Patrols Co., Ltd.....................    34,000     336,441
  *Chiba Kogyo Bank, Ltd. (The)..........................   195,700     981,650
   Chiyoda Integre Co., Ltd..............................    18,500     190,624
   Chodai Co., Ltd.......................................     4,500      10,932
   Chofu Seisakusho Co., Ltd.............................   251,000   5,774,722
   Chubu Shiryo Co., Ltd.................................   306,200   1,958,292
   Chudenko Corp.........................................   579,760   5,161,443
   Chuetsu Pulp & Paper Co., Ltd......................... 1,967,000   3,351,995
   Chugoku Marine Paints, Ltd............................   105,000     518,375
   Chukyo Bank, Ltd. (The)............................... 1,726,000   3,889,413
  #Chuo Denki Kogyo Co., Ltd.............................   252,700     855,077
   Chuo Gyorui Co., Ltd..................................   626,000   1,451,277
   Chuo Spring Co., Ltd..................................   941,000   3,211,715
   Cleanup Corp..........................................   553,200   3,627,880
   CMK Corp.............................................. 1,100,500   3,591,537
  #Coca-Cola Central Japan Co., Ltd......................   668,300   8,214,390
   Computer Engineering & Consulting, Ltd................   216,900   1,245,325
   Corona Corp...........................................   376,800   4,643,806
   Cresco, Ltd...........................................    46,600     305,684
  #Cross Plus, Inc.......................................    75,900     779,588
   CTI Engineering Co., Ltd..............................   259,100   1,579,442
   Daibiru Corp..........................................   130,400   1,055,028
   Dai-Dan Co., Ltd......................................   618,000   3,651,080
   Daido Kogyo Co., Ltd..................................   601,447     965,661
 #*Daiei, Inc. (The)..................................... 2,536,850   4,800,773
  *Daihatsu Diesel Manufacturing Co., Ltd................    14,000      35,449
   Daiho Corp............................................ 1,418,000   1,653,258
   Daiichi Kigenso Kagaku-Kyogyo Co., Ltd................       500       7,355
   Daiichi Kogyo Seiyaku Co., Ltd........................   641,000   1,559,017
  *Dai-ichi Seiko Co., Ltd...............................    61,000     834,257
   Daiki Aluminium Industry Co., Ltd.....................   257,000     663,610
   Daikoku Denki Co., Ltd................................    21,400     541,793
   Daimaruenawin Co., Ltd................................    10,600      86,943
   Dainichi Co., Ltd.....................................   277,900   2,733,593
   Daisan Bank, Ltd. (The)...............................   715,000   1,270,897
   Daishi Bank, Ltd. (The)............................... 3,220,932  10,643,388
   Daishinku Corp........................................   168,000     476,320
   Daito Bank, Ltd. (The)................................ 2,911,000   2,552,194
   Daiwa Industries, Ltd.................................   296,000   1,257,879
   Daiwa Odakyu Construction Co., Ltd....................   125,500     237,192

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
   DC Co., Ltd...........................................   430,400 $ 1,263,773
  #DCM Holdings Co., Ltd................................. 1,256,700   8,562,774
   Denyo Co., Ltd........................................   113,700   1,205,052
   DMW Corp..............................................    58,800   1,018,599
   Doutor Nichires Holdings Co., Ltd.....................    42,500     534,953
   Dydo Drinco, Inc......................................    52,200   2,227,315
   Dynic Corp............................................   131,000     249,461
  #Edion Corp............................................ 1,901,000   8,124,477
   Ehime Bank, Ltd. (The)................................ 2,161,000   5,525,762
   Eidai Co., Ltd........................................   245,000     982,400
   Eighteenth Bank, Ltd. (The)........................... 3,819,000  10,013,011
   Eizo Nanao Corp.......................................     3,400      53,341
   ESPEC Corp............................................   456,600   3,658,818
   Excel Co., Ltd........................................    71,800     603,445
   F&A Aqua Holdings, Inc................................     1,159      13,705
   Faith, Inc............................................     3,387     357,383
   Felissimo Corp........................................     6,800      85,887
 #*Ferrotec Corp.........................................   391,200   1,539,782
   FIDEA Holdings Co., Ltd...............................   163,200     323,117
   Fine Sinter Co., Ltd..................................    84,000     258,402
  *First Baking Co., Ltd.................................   193,000     193,603
   Fuji Soft, Inc........................................    41,100     872,573
   Fujicco Co., Ltd......................................   314,600   4,034,881
   Fujikura Kasei Co., Ltd...............................    63,600     268,935
   Fujikura Rubber, Ltd..................................    43,100     142,669
  #Fujikura, Ltd......................................... 9,515,000  26,476,378
   Fujitsu Frontech, Ltd.................................   392,600   2,083,915
   FuKoKu Co., Ltd.......................................    30,200     263,736
  #Fukuda Corp...........................................   475,000   1,803,247
   Fukui Bank, Ltd. (The)................................   427,000     900,208
  #Fukushima Bank, Ltd. (The)............................   851,000     543,598
   Fukushima Industries Corp.............................     4,400      77,392
  #Fukuyama Transporting Co., Ltd........................ 2,161,000  11,343,537
   Funai Electric Co., Ltd...............................     4,300      58,104
   Furuno Electric Co., Ltd..............................     6,000      23,306
   Furusato Industries, Ltd..............................    66,600     584,215
   Fuso Dentsu Co., Ltd..................................     2,000       8,854
   Futaba Corp...........................................   850,800  10,043,830
  #Gakken Holdings Co., Ltd.............................. 1,698,000   4,657,153
   Gecoss Corp...........................................   446,600   3,029,368
   Godo Steel, Ltd....................................... 3,490,000   5,203,875
   Goldcrest Co., Ltd....................................   336,650   5,061,719
  *Gourmet Kineya Co., Ltd...............................    81,000     529,580
   GSI Creos Corp........................................   167,000     225,815
   Gun Ei Chemical Industry Co., Ltd..................... 1,356,000   3,294,921
   Gunze, Ltd............................................ 4,390,000  10,994,203
   Hakuto Co., Ltd.......................................   338,400   3,082,839
  #Hanwa Co., Ltd........................................   652,000   2,279,146
   Harima Chemicals, Inc.................................   399,200   1,833,981
   Haruyama Trading Co., Ltd.............................   279,600   1,388,892
  #Heiwa Real Estate Co., Ltd............................   639,200   7,477,667
   Heiwado Co., Ltd......................................   259,024   3,604,546
   Hibiya Engineering, Ltd...............................   709,800   8,009,812
   Higashi-Nippon Bank, Ltd.............................. 2,562,000   5,525,074
   Higo Bank, Ltd. (The)................................. 2,012,000  11,873,557
  *HI-LEX Corp...........................................     5,700      84,785
   Hisaka Works, Ltd.....................................    75,000     521,822
  *Hitachi Cable, Ltd....................................   546,000     717,521
   Hitachi Medical Corp..................................   651,000   8,000,180
   Hitachi Metals Techno, Ltd............................    46,400     282,831
   Hodogaya Chemical Co., Ltd............................    72,000     134,430

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
   Hokkaido Coca-Cola Bottling Co., Ltd..................   466,000 $ 2,328,777
   Hokkan Holdings, Ltd..................................   978,000   2,757,309
  #Hokko Chemical Industry Co., Ltd......................   392,000   1,076,011
   Hokkoku Bank, Ltd. (The).............................. 3,755,159  13,556,680
   Hokuetsu Bank, Ltd. (The)............................. 3,223,000   6,179,648
  #Hokuetsu Kishu Paper Co., Ltd......................... 3,431,774  17,583,684
   Hokuriku Electrical Construction Co., Ltd.............   197,000     565,757
   H-One Co., Ltd........................................     9,500      74,005
   Hosiden Corp.......................................... 1,178,100   6,389,104
  #Hurxley Corp..........................................    18,600     146,300
   Hyakugo Bank, Ltd. (The).............................. 3,206,855  14,032,882
   Hyakujishi Bank, Ltd. (The)........................... 1,860,000   7,292,091
   I Metal Technology Co., Ltd...........................   419,000     644,677
   Ichikawa Co., Ltd.....................................   248,000     465,541
  #Ihara Chemical Industry Co., Ltd......................   861,000   4,072,593
  #Imasen Electric Industrial Co., Ltd...................   132,699   1,540,584
   Impress Holdings, Inc.................................   122,000     192,826
   Inaba Seisakusho Co., Ltd.............................   104,900   1,289,209
   Inabata & Co., Ltd.................................... 1,120,600   7,242,926
  #Ines Corp............................................. 1,161,300   7,409,705
   Information Services International-Dentsu, Ltd........   157,000   1,368,774
   Innotech Corp.........................................   320,400   1,337,782
 #*Inui Steamship Co., Ltd...............................   552,200   1,355,376
  *Ishihara Sangyo Kaisha, Ltd...........................   609,000     473,038
   Ishizuka Glass Co., Ltd...............................   656,000   1,091,827
   IT Holdings Corp......................................   601,000   7,490,303
   Itochu Enex Co., Ltd..................................   822,300   4,299,200
   Itochu-Shokuhin Co., Ltd..............................    11,100     405,777
   Itoham Foods, Inc..................................... 2,506,369  10,015,950
  #Itoki Corp............................................   720,547   4,482,484
   Iwai Cosmo Holdings, Inc..............................   278,300     944,215
   Iwaki & Co., Ltd......................................   773,000   1,663,704
  *Iwasaki Electric Co., Ltd............................. 1,361,000   1,946,209
 #*Iwatsu Electric Co., Ltd.............................. 1,469,000   1,030,728
   Izumiya Co., Ltd...................................... 1,722,000   8,522,845
   Japan Carlit Co., Ltd.................................    87,600     440,027
   Japan Digital Laboratory Co., Ltd.....................   578,800   6,031,680
  #Japan Foundation Engineering Co., Ltd.................   523,700   1,931,700
  #Japan Medical Dynamic Marketing, Inc..................   447,400   1,340,699
   Japan Oil Transportation Co., Ltd.....................   576,000   1,298,230
  #Japan Pulp & Paper Co., Ltd........................... 1,492,000   4,447,596
 #*Japan Radio Co., Ltd..................................    53,000     121,606
   Japan Transcity Corp..................................   946,000   3,235,776
   Jidosha Buhin Kogyo Co., Ltd..........................    44,000     137,728
   JIEC Co., Ltd.........................................        41      48,542
 #*Jimoto Holdings, Inc..................................   120,800     194,208
   JK Holdings Co., Ltd..................................     1,200       5,826
   JMS Co., Ltd..........................................   701,000   2,193,275
  *Joban Kosan Co., Ltd..................................   627,000     856,201
   J-Oil Mills, Inc......................................   897,000   2,326,933
   Juroku Bank, Ltd...................................... 2,138,000   6,937,911
   Kaga Electronics Co., Ltd.............................   228,500   2,081,773
   Kagoshima Bank, Ltd. (The)............................ 2,616,500  16,681,723
   Kamei Corp............................................   637,000   5,503,504
   Kanaden Corp..........................................   476,000   2,772,776
   Kanamoto Co., Ltd.....................................   337,000   4,112,824
   Kandenko Co., Ltd..................................... 2,385,000  11,108,094
   Kanematsu Electronics, Ltd............................    65,100     723,396
   Kanto Denka Kogyo Co., Ltd............................    38,000      60,064
   Kanto Natural Gas Development Co., Ltd................   601,000   3,179,399
   Katakura Chikkarin Co., Ltd...........................   250,000     577,196

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
JAPAN -- (Continued)
  *Katakura Industries Co., Ltd.........................     32,000 $   276,514
  #Kato Works Co., Ltd..................................  1,113,872   3,075,282
   KAWADA TECHNOLOGIES, Inc.............................      8,500     110,121
   Kawasaki Kasei Chemicals, Ltd........................    610,000     688,530
 #*Kawasaki Kisen Kaisha, Ltd........................... 23,941,194  30,346,936
   Kawasumi Laboratories, Inc...........................    281,300   1,533,267
   Keihanshin Building Co., Ltd.........................    132,600     634,915
   Keihin Co., Ltd. (The)...............................     65,000      74,943
   Keiyo Bank, Ltd. (The)...............................    743,000   3,257,318
  *Kenedix, Inc.........................................     61,622   8,005,723
  *KI Holdings Co., LTD.................................    296,000     378,326
   Kimura Unity Co, Ltd.................................      1,600      14,968
   Kinki Sharyo Co., Ltd................................    421,000   1,356,583
   Kitagawa Iron Works Co., Ltd.........................     47,000      78,327
   Kita-Nippon Bank, Ltd. (The).........................    168,500   4,603,449
   Kitano Construction Corp.............................    708,000   1,711,878
   Kitazawa Sangyo Co., Ltd.............................    247,000     471,409
   Kito Corp............................................        310     259,507
   Kiyo Holdings, Inc...................................    209,000     285,638
   Koa Corp.............................................    253,589   1,983,248
  #Kohnan Shoji Co., Ltd................................    786,600   9,524,711
   Koike Sanso Kogyo Co., Ltd...........................      8,000      16,942
  #Kojima Co., Ltd......................................    709,300   2,478,994
   Kokuyo Co., Ltd......................................  1,974,611  15,342,004
  #KOMAIHALTEC, Inc.....................................    900,000   2,378,447
   Komatsu Seiren Co., Ltd..............................    780,000   3,616,262
  #Komatsu Wall Industry Co., Ltd.......................    154,200   2,073,919
   Komori Corp..........................................  1,463,200   7,663,994
   Konaka Co., Ltd......................................    422,749   4,175,302
   Kondotec, Inc........................................      3,000      17,643
   Konishi Co., Ltd.....................................    273,300   4,096,433
  #Kosei Securities Co., Ltd............................    475,000     441,948
  #KRS Corp.............................................    166,000   1,955,306
   KU Holdings Co., Ltd.................................    182,900   1,029,212
  *Kumagai Gumi Co., Ltd................................  1,760,000   1,588,495
 #*Kumiai Chemical Industry Co., Ltd....................    703,519   3,189,377
   Kurabo Industries, Ltd...............................  5,599,000   8,628,608
   Kurimoto, Ltd........................................     34,000     103,967
   Kuroda Electric Co., Ltd.............................     66,400     748,251
   Kuroganeya Co., Ltd..................................     22,500      88,186
  #Kurosaki Harima Corp.................................    116,000     267,664
   Kyodo Printing Co., Ltd..............................  1,820,000   4,081,796
   Kyoei Sangyo Co., Ltd................................    335,000     549,532
  #Kyoei Steel, Ltd.....................................    418,100   6,519,912
 #*Kyokuto Boeki Kaisha, Ltd............................    468,000     704,367
   Kyokuto Kaihatsu Kogyo Co., Ltd......................    849,250   7,072,983
   Kyokuto Securities Co., Ltd..........................     61,300     465,709
   Kyoritsu Maintenance Co., Ltd........................      3,400      72,772
   Kyosan Electric Manufacturing Co., Ltd...............    338,000   1,101,092
   Kyowa Leather Cloth Co., Ltd.........................    375,300   1,227,722
   Kyudenko Corp........................................  1,087,000   4,919,159
   LEC, Inc.............................................    147,600   1,844,514
  *Leopalace21 Corp.....................................  1,544,315   4,649,607
  *Lonseal Corp.........................................    306,000     303,099
   Macnica, Inc.........................................    237,900   4,687,325
   Maeda Corp...........................................  3,985,000  17,628,223
   Maeda Road Construction Co., Ltd.....................  1,254,000  15,746,027
  #Maezawa Industries, Inc..............................    208,300     486,084
   Maezawa Kasei Industries Co., Ltd....................    227,500   2,376,597
   Maezawa Kyuso Industries Co., Ltd....................    128,500   1,624,774
   Marubun Corp.........................................    444,300   1,852,609

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
   Marudai Food Co., Ltd................................. 3,070,000 $10,770,859
 #*Maruei Department Store Co., Ltd......................   541,400     556,333
  #Maruetsu, Inc. (The)..................................    42,000     138,377
   Marufuji Sheet Piling Co., Ltd........................    72,000     161,607
   Marusan Securities Co., Ltd...........................   294,100     909,095
   Maruwn Corp...........................................   242,500     568,647
   Maruzen Co., Ltd......................................    20,000     139,386
   Maruzen Showa Unyu Co., Ltd........................... 1,369,000   3,995,402
   Matsui Construction Co., Ltd..........................   417,700   1,454,620
   Maxvalu Tokai Co., Ltd................................    56,600     799,411
  #Meiko Electronics Co., Ltd............................    48,200     373,563
   Meisei Industrial Co., Ltd............................    84,000     265,391
  *Meito Transportation Co., Ltd.........................       300       2,225
   Meiwa Estate Co., Ltd.................................   396,600   1,755,701
   Mesco, Inc............................................    33,000     251,507
   Michinoku Bank, Ltd. (The)............................ 2,725,000   5,323,727
  *Micronics Japan Co., Ltd..............................     2,900      10,546
   Mie Bank, Ltd. (The)..................................   791,000   1,685,730
   Mikuni Coca-Cola Bottling Co., Ltd....................   547,600   4,549,342
   Mikuni Corp...........................................   164,000     341,130
   Mimasu Semiconductor Industry Co., Ltd................   225,700   1,774,042
   Minato Bank, Ltd. (The)...............................   507,000     908,047
   Mirait Holdings Corp..................................   772,540   6,260,565
   Mitani Corp...........................................    51,500     560,241
   Mito Securities Co., Ltd.............................. 1,309,000   2,321,289
   Mitsuba Corp..........................................   368,000   2,335,195
   Mitsubishi Kakoki Kaisha, Ltd.........................   164,000     269,312
  *Mitsubishi Paper Mills, Ltd........................... 2,285,000   1,945,947
   Mitsubishi Steel Manufacturing Co., Ltd...............   443,000     755,934
   Mitsui Engineering & Shipbuilding Co., Ltd............ 8,346,000  10,038,041
  *Mitsui High-Tec, Inc..................................   599,800   4,459,013
   Mitsui Home Co., Ltd..................................     2,000       9,752
   Mitsui Knowledge Industry Co., Ltd....................     3,217     525,183
  *Mitsui Matsushima Co., Ltd............................    10,000      14,164
  *Mitsumi Electric Co., Ltd............................. 2,521,700  12,137,424
   Mitsumura Printing Co., Ltd...........................   111,000     332,407
   Mitsuuroko Holdings Co., Ltd..........................   795,000   5,179,673
   Miyachi Corp..........................................     1,400       8,860
  *Miyaji Engineering Group, Inc.........................   126,000     214,659
   Miyazaki Bank, Ltd. (The)............................. 3,307,260   8,121,747
   Miyoshi Oil & Fat Co., Ltd............................ 1,144,000   1,419,821
   Mizuno Corp...........................................   542,395   2,528,879
  #Monex Group, Inc......................................     3,174     540,910
   Morita Holdings Corp..................................   138,000   1,159,433
   Morozoff, Ltd.........................................   167,000     581,452
   Mory Industries, Inc..................................   655,000   1,813,841
   Mr Max Corp...........................................   635,600   2,476,395
   Murakami Corp.........................................    19,000     217,649
   Musashino Bank, Ltd...................................   398,800  11,422,565
  #Mutoh Holdings Co., Ltd...............................   174,000     381,631
   Nafco Co., Ltd........................................     1,300      21,975
   Nagano Bank, Ltd. (The)............................... 1,691,000   3,219,070
   Nagase & Co., Ltd.....................................   284,000   3,029,595
   Nakabayashi Co., Ltd..................................   958,000   2,027,094
   Nakano Corp...........................................     8,500      15,573
  *Nakayama Steel Works, Ltd............................. 2,530,000   1,236,225
   Namura Shipbuilding Co., Ltd..........................    52,900     157,715
   Nanto Bank, Ltd. (The)................................   242,000   1,233,963
   NEC Capital Solutions, Ltd............................   221,000   3,102,724
   Neturen Co., Ltd......................................   324,100   1,978,173
   Nice Holdings, Inc.................................... 1,627,000   3,505,306

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
JAPAN -- (Continued)
   Nichia Steel Works, Ltd..............................    882,200 $ 2,034,340
   Nichiban Co., Ltd....................................    616,000   1,930,387
  #Nichicon Corp........................................    125,300     853,013
  *Nichiden Corp........................................      1,100      29,674
  #Nichimo Co., Ltd.....................................    869,000   1,784,897
   Nichireki Co., Ltd...................................    614,000   2,910,912
  #Nihon Eslead Corp....................................    194,648   1,674,987
   Nihon Kagaku Sangyo Co., Ltd.........................     21,000     130,686
   Nihon Tokushu Toryo Co., Ltd.........................     76,800     327,915
   Nihon Yamamura Glass Co., Ltd........................  2,398,000   4,987,075
   Nikko Co., Ltd.......................................    546,000   2,051,875
   Nippo Corp...........................................  1,787,000  20,254,203
   Nippon Beet Sugar Manufacturing Co., Ltd.............  3,263,000   6,250,542
  #Nippon Carbide Industries Co., Inc...................    959,000   2,383,826
  *Nippon Chemical Industrial Co., Ltd..................  2,032,000   2,522,797
 #*Nippon Chemi-Con Corp................................  1,522,000   2,213,712
   Nippon Chutetsukan K.K...............................    576,000   1,279,851
  #Nippon Concrete Industries Co., Ltd..................  1,084,000   3,366,123
   Nippon Denko Co., Ltd................................    603,000   1,412,219
   Nippon Densetsu Kogyo Co., Ltd.......................    288,000   2,620,783
   Nippon Denwa Shisetsu Co., Ltd.......................    845,000   2,570,909
   Nippon Felt Co., Ltd.................................     73,100     364,298
   Nippon Fine Chemical Co., Ltd........................    214,000   1,416,140
   Nippon Flour Mills Co., Ltd..........................  1,208,000   5,054,576
   Nippon Hume Corp.....................................    554,000   2,811,734
   Nippon Jogesuido Sekkei Co., Ltd.....................         15      21,054
 #*Nippon Kinzoku Co., Ltd..............................    281,000     369,975
   Nippon Koei Co., Ltd.................................  1,481,000   4,837,532
   Nippon Konpo Unyu Soko Co., Ltd......................  1,198,000  14,434,484
  *Nippon Light Metal Holdings Co., Ltd.................  4,030,000   3,638,175
  #Nippon Paper Group, Inc..............................     74,700     854,303
   Nippon Pillar Packing Co., Ltd.......................    182,000   1,136,300
   Nippon Rietec Co., Ltd...............................     33,000     155,374
   Nippon Road Co., Ltd. (The)..........................  2,090,000   7,725,538
   Nippon Seiki Co., Ltd................................     50,000     480,518
   Nippon Seisen Co., Ltd...............................     49,000     174,331
 #*Nippon Sheet Glass Co., Ltd.......................... 13,414,000  11,110,349
   Nippon Signal Co., Ltd...............................      2,100      11,766
   Nippon Soda Co., Ltd.................................  1,946,000   8,458,926
   Nippon Steel Trading Co., Ltd........................      3,000       6,994
   Nippon Systemware Co., Ltd...........................    198,500     788,158
   Nippon Thompson Co., Ltd.............................    480,000   1,660,722
   Nippon Tungsten Co., Ltd.............................    182,000     275,760
 #*Nippon Yakin Kogyo Co., Ltd..........................  3,839,000   3,418,694
   Nippon Yusoki Co., Ltd...............................     36,000      96,589
   Nishikawa Rubber Co., Ltd............................      1,000       9,244
   Nishimatsu Construction Co., Ltd.....................  7,448,073  11,660,907
   Nishio Rent All Co., Ltd.............................     28,100     334,133
  *Nishishiba Electric Co., Ltd.........................     51,000      62,002
   Nissei Plastic Industrial Co., Ltd...................     99,400     376,484
   Nisshin Fudosan Co., Ltd.............................    371,700   1,983,673
   Nisshin Oillio Group, Ltd. (The).....................  1,687,000   6,211,136
  *Nisshin Steel Holdings Co., Ltd......................    335,000   2,219,905
  #Nisshinbo Holdings, Inc..............................    624,000   4,082,255
   Nissin Corp..........................................    516,000   1,279,839
   Nissin Sugar Holdings Co., Ltd.......................    123,500   2,349,086
   Nissui Pharmaceutical Co., Ltd.......................    209,300   2,188,234
   Nittan Valve Co., Ltd................................    177,800     576,860
   Nittetsu Mining Co., Ltd.............................  1,942,000   7,811,865
  #Nitto FC Co., Ltd....................................    243,100   1,533,585
   Nitto Fuji Flour Milling Co., Ltd....................    370,000   1,362,951

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
   Nitto Seiko Co., Ltd..................................    56,000 $   146,552
   Nohmi Bosai, Ltd......................................   179,000   1,133,254
   Nomura Co., Ltd.......................................    46,000     166,338
   Noritake Co., Ltd.....................................   443,000   1,033,161
   Noritsu Koki Co., Ltd.................................   518,300   2,078,669
  *North Pacific Bank, Ltd............................... 3,173,200   8,200,196
  *NS United Kaiun Kaisha, Ltd........................... 1,842,000   2,008,222
 #*NTN Corp.............................................. 4,061,000   7,285,504
  #Obayashi Road Corp....................................   793,000   2,017,859
   Ogaki Kyoritsu Bank, Ltd. (The)....................... 2,315,000   8,149,336
   Ohara, Inc............................................    88,100     671,093
   Oie Sangyo Co., Ltd...................................     8,013      81,156
   Oita Bank, Ltd. (The)................................. 3,707,000  12,449,709
   Okabe Co., Ltd........................................   269,800   1,701,133
 #*OKK Corp.............................................. 1,807,000   2,059,975
   Okumura Corp.......................................... 3,056,000   9,837,569
   Okura Industrial Co., Ltd............................. 1,084,000   2,949,565
   Okuwa Co., Ltd........................................   191,000   2,572,241
   Olympic Corp..........................................   373,000   3,221,414
   Onoken Co., Ltd.......................................   303,400   2,426,073
  #Osaka Organic Chemical Industry, Ltd..................   131,100     589,001
   Osaka Steel Co., Ltd..................................   594,600   9,842,832
  *Otsuka Kagu, Ltd......................................     3,800      37,152
  *OUG Holdings, Inc.....................................    11,000      20,400
   Oyo Corp..............................................   516,400   6,275,839
   P.S. Mitsubishi Construction Co., Ltd.................     2,000       8,416
   Pacific Industrial Co., Ltd........................... 1,167,000   6,860,936
  #Pacific Metals Co., Ltd............................... 1,172,000   3,984,021
  #Parco Co., Ltd........................................     1,800      18,889
   Paris Miki Holdings, Inc..............................     1,900      10,328
   Piolax, Inc...........................................   249,200   5,183,362
 #*Renesas Electronics Corp..............................   192,900     714,428
 #*Renown, Inc........................................... 1,289,560   1,678,069
   Rheon Automatic Machinery Co., Ltd....................   304,000     674,618
  #Rhythm Watch Co., Ltd................................. 2,937,000   5,452,121
   Ricoh Leasing Co., Ltd................................   208,600   4,859,144
   Right On Co., Ltd.....................................   172,000   1,420,537
  #Riken Keiki Co., Ltd..................................   126,400     785,474
   Riken Technos Corp....................................   925,000   2,332,130
   Riken Vitamin Co., Ltd................................    19,400     509,769
   Riso Kagaku Corp......................................   277,182   4,497,157
   Roland Corp...........................................   145,400     974,811
   Round One Corp........................................ 1,770,300   8,956,734
   Ryobi, Ltd............................................   375,000     763,404
   Ryoden Trading Co., Ltd...............................   830,000   4,700,385
   Ryosan Co., Ltd.......................................   753,900  12,725,780
   Ryoyo Electro Corp....................................   778,100   7,774,976
   Sakai Chemical Industry Co., Ltd...................... 2,223,000   5,985,981
  #Sakai Heavy Industries, Ltd...........................   355,000     974,778
   Sakai Moving Service Co., Ltd.........................       200       4,315
   Sakata INX Corp.......................................   197,000     973,920
   Sala Corp.............................................   250,700   1,540,318
   San Holdings, Inc.....................................    73,000   1,244,405
   San-Ai Oil Co., Ltd................................... 1,322,000   5,796,403
   Sangetsu Co., Ltd.....................................    19,800     527,187
  #San-in Godo Bank, Ltd. (The).......................... 3,858,900  26,691,477
   Sanki Engineering Co., Ltd............................ 1,509,000   6,974,633
   Sankyo Seiko Co., Ltd.................................   576,200   1,941,159
   Sankyo-Tateyama Holdings, Inc.........................   894,000   1,937,900
   Sanoh Industrial Co., Ltd.............................   252,800   1,491,948
   Sanritsu Corp.........................................   104,900     643,556

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
   Sanshin Electronics Co., Ltd..........................   757,800 $ 5,693,695
   Sanyo Engineering & Construction, Inc.................   195,000     614,621
   Sanyo Housing Nagoya Co., Ltd.........................        17      18,082
  #Sanyo Industries, Ltd.................................   707,000   1,329,148
   Sanyo Shokai, Ltd.....................................   201,628     593,570
   Sanyo Special Steel Co., Ltd..........................   726,000   2,164,703
   Sasebo Heavy Industries Co., Ltd......................   881,000     784,181
   Sato Shoji Corp.......................................   173,600   1,042,961
   Satori Electric Co., Ltd..............................   286,060   1,549,034
   Saxa Holdings, Inc.................................... 1,169,000   1,917,520
   Scroll Corp...........................................   662,100   2,052,063
   Seibu Electric Industry Co., Ltd......................   316,000   1,349,957
  #Seiko Epson Corp......................................   965,400   5,368,739
   Seino Holdings Co., Ltd............................... 2,512,119  14,484,411
   Sekisui Jushi Co., Ltd................................   575,000   5,604,034
   Sekisui Plastics Co., Ltd............................. 1,183,000   2,684,753
  #Senko Co., Ltd........................................ 1,179,680   4,774,154
   Senshu Electric Co., Ltd..............................    45,400     531,589
  #Senshukai Co., Ltd....................................   315,600   1,988,145
  *Shibaura Mechatronics Corp............................   153,000     254,911
   Shibusawa Warehouse Co., Ltd..........................   139,000     402,765
   Shibuya Kogyo Co., Ltd................................    77,400     873,189
   Shiga Bank, Ltd.......................................   275,000   1,798,904
   Shikibo, Ltd.......................................... 3,385,000   4,026,486
   Shikoku Bank, Ltd..................................... 1,522,000   3,775,138
  #Shima Seiki Manufacturing Co., Ltd....................    59,200     753,395
   Shimachu Co., Ltd.....................................   804,600  17,777,129
   Shimizu Bank, Ltd.....................................   196,900   5,779,641
   Shin Nippon Air Technologies Co., Ltd.................   321,120   1,758,458
   Shinagawa Refractories Co., Ltd....................... 1,008,000   1,971,681
   Shin-Etsu Polymer Co., Ltd............................   427,100   1,424,038
  #Shinkawa, Ltd.........................................   208,700     892,645
   Shinko Electric Industries Co., Ltd...................   124,600     775,797
   Shinko Shoji Co., Ltd.................................   478,100   4,136,902
   Shinko Wire Co., Ltd..................................   524,000     808,033
  #Shinmaywa Industries, Ltd............................. 2,777,000  15,068,560
   Shinnihon Corp........................................   373,800     870,578
   Shinsho Corp..........................................    97,000     172,779
   Shiroki Corp..........................................    46,000     100,524
   Shobunsha Publications, Inc...........................    75,100     496,978
  #Shoei Foods Corp......................................   178,000   1,333,413
   Showa Corp............................................   970,700   8,981,925
   Sinanen Co., Ltd......................................   899,000   3,842,884
   Sintokogio, Ltd.......................................   404,462   2,854,326
   SKY Perfect JSAT Holdings, Inc........................     9,244   4,223,863
   SNT Corp..............................................   635,600   2,573,575
   Soda Nikka Co., Ltd...................................   328,000   1,401,210
   Soft99 Corp...........................................    33,200     198,335
   Somar Corp............................................   151,000     311,998
   Space Co., Ltd........................................    44,960     404,687
   SPK Corp..............................................     1,418      23,930
   Subaru Enterprise Co., Ltd............................   247,000     766,919
   Sugimoto & Co., Ltd...................................   112,200   1,046,726
   Sumikin Bussan Corp................................... 1,172,000   2,864,444
   Suminoe Textile Co., Ltd.............................. 1,327,000   2,460,713
   Sumitomo Densetsu Co., Ltd............................   441,000   3,978,148
   Sumitomo Pipe & Tube Co., Ltd.........................   617,300   4,325,037
   Sumitomo Precision Products Co., Ltd..................    10,000      42,348
   Sumitomo Warehouse Co., Ltd...........................   549,000   2,296,886
   Suzuden Corp..........................................     2,100      11,838
  #SWCC Showa Holdings Co., Ltd.......................... 6,289,000   4,490,144

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
JAPAN -- (Continued)
   T. RAD Co., Ltd......................................     67,000 $   152,959
   Tachibana Eletech Co., Ltd...........................    265,400   2,154,719
  #Tachikawa Corp.......................................    188,400   1,060,664
   Taihei Dengyo Kaisha, Ltd............................    815,000   5,267,472
   Taihei Kogyo Co., Ltd................................    555,000   2,211,767
   Taiheiyo Kouhatsu, Inc...............................  1,881,000   1,697,842
  #Taiho Kogyo Co., Ltd.................................    438,800   4,248,687
  #Taiko Bank, Ltd. (The)...............................    219,000     538,099
   Takachiho Koheki Co., Ltd............................        400       4,315
  *Takagi Securities Co., Ltd...........................    561,000     585,828
   Takamatsu Construction Group Co., Ltd................     45,700     748,803
   Takano Co., Ltd......................................    290,900   1,440,901
  *Takaoka Toko Holdings Co., Ltd.......................     37,244     545,853
   Takara Standard Co., Ltd.............................    931,105   6,987,654
   Takasago Thermal Engineering Co., Ltd................    465,800   3,665,154
   Take & Give Needs Co., Ltd...........................     18,682   1,533,924
  *Takeuchi Manufacturing Co., Ltd......................     35,800     316,976
   Takigami Steel Construction Co., Ltd.................    194,000     517,230
   Takiron Co., Ltd.....................................  1,060,000   3,783,985
  #Tamura Corp..........................................  1,071,948   2,349,467
   Tayca Corp...........................................    778,000   2,195,649
   TBK Co., Ltd.........................................    483,000   2,375,323
   TECHNO ASSOCIE Co., Ltd..............................    171,900   1,369,598
  #Techno Ryowa, Ltd....................................    229,770   1,102,587
   Teikoku Tsushin Kogyo Co., Ltd.......................    743,000   1,228,151
  #Tekken Corp..........................................  3,048,000   3,894,826
  *Ten Allied Co., Ltd..................................    151,900     515,306
   Tenma Corp...........................................    573,900   5,695,015
   Teraoka Seisakusho Co., Ltd..........................    169,100     667,563
   Tigers Polymer Corp..................................    311,600   1,027,570
   Toa Corp.............................................  5,695,000   8,141,133
   Toa Oil Co., Ltd.....................................    835,000     941,720
   TOA ROAD Corp........................................  1,044,000   2,785,674
   Toabo Corp...........................................    292,000     197,727
   Toagosei Co., Ltd....................................    235,000     958,073
   Tochigi Bank, Ltd....................................  2,677,000   9,394,811
   Toda Corp............................................  5,130,000  15,489,449
   Toei Co., Ltd........................................    150,000     822,973
   Toenec Corp..........................................  1,091,000   5,985,942
   Toho Bank, Ltd.......................................  3,878,000  12,969,212
   Tohoku Bank, Ltd. (The)..............................  1,451,000   2,091,303
  *Tohokushinsha Film Corp..............................      2,200      15,427
  #Tohto Suisan Co., Ltd................................    734,000   1,121,874
   Tokai Carbon Co., Ltd................................    202,000     648,956
   Tokai Lease Co., Ltd.................................    609,000   1,274,411
   Tokai Rubber Industries, Ltd.........................      8,600      76,187
   Tokai Tokyo Financial Holdings, Inc..................      3,119      11,237
   Tokushu Tokai Paper Co., Ltd.........................  1,503,220   3,707,714
  #Tokuyama Corp........................................ 10,030,000  19,245,122
   Tokyo Energy & Systems, Inc..........................    600,000   2,613,157
   Tokyo Keiki, Inc.....................................    370,000     585,278
   Tokyo Ohka Kogyo Co., Ltd............................    253,900   5,176,671
  #Tokyo Rope Manufacturing Co., Ltd....................    543,000     599,417
   Tokyo Sangyo Co., Ltd................................    514,500   1,636,967
   Tokyo Soir Co., Ltd..................................    160,000     440,466
   Tokyo Steel Manufacturing Co., Ltd...................  3,091,100   9,931,150
  *Tokyo Tatemono Co., Ltd..............................    115,961     477,261
   Tokyo Tekko Co., Ltd.................................    988,000   3,405,446
   Tokyo Tomin Bank, Ltd................................    547,300   4,711,335
  #Tokyotokeiba Co., Ltd................................     89,000     132,726
   Tokyu Construction Co., Ltd..........................    134,930     246,698

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
JAPAN -- (Continued)
   Tokyu Recreation Co., Ltd.............................   264,328 $ 1,521,894
   Toli Corp.............................................   988,000   2,028,766
   Tomato Bank, Ltd...................................... 1,250,000   2,209,699
   Tomen Devices Corp....................................       500      10,767
   Tomen Electronics Corp................................   258,600   3,281,247
  #Tomoe Corp............................................   895,900   2,930,660
   Tomoku Co., Ltd....................................... 1,286,000   3,525,358
   TOMONY Holdings, Inc.................................. 3,049,600  12,798,989
   Tonami Holdings Co., Ltd.............................. 1,540,000   3,416,532
   Toppan Forms Co., Ltd.................................   684,300   6,446,236
   Topre Corp............................................   272,900   2,356,422
  #Topy Industries, Ltd.................................. 2,628,000   5,104,552
   Torii Pharmaceutical Co., Ltd.........................   323,100   7,152,066
   Torishima Pump Manufacturing Co., Ltd.................     2,400      16,773
   Tosei Corp............................................     4,704   1,762,122
   Tosho Printing Co., Ltd...............................   777,000   1,217,742
   Totetsu Kogyo Co., Ltd................................   419,430   4,804,374
   Tottori Bank, Ltd..................................... 1,057,000   2,172,627
   Touei Housing Corp....................................    93,600     996,341
   Towa Bank, Ltd........................................ 1,187,000   1,173,989
   Toyo Ink SC Holdings Co., Ltd......................... 1,149,000   4,233,673
   Toyo Kohan Co., Ltd................................... 2,110,000   5,265,285
   Toyo Securities Co., Ltd.............................. 1,660,000   2,859,024
   Toyo Tire & Rubber Co., Ltd........................... 1,494,795   3,631,667
  #Toyo Wharf & Warehouse Co., Ltd.......................   982,000   1,553,272
   Trusco Nakayama Corp..................................   174,339   3,143,124
  #TSI Holdings Co., Ltd................................. 2,261,820  13,803,728
   Tsubakimoto Kogyo Co., Ltd............................    33,000      95,557
 #*Tsudakoma Corp........................................   978,000   1,249,440
   Tsukishima Kikai Co., Ltd.............................   371,000   3,139,046
   Tsukuba Bank, Ltd. (The)..............................   978,167   3,137,729
   Tsurumi Manufacturing Co., Ltd........................   304,000   2,284,824
   Tsutsumi Jewelry Co., Ltd.............................   264,300   6,069,285
   TTK Co., Ltd..........................................   136,000     613,236
   TV Asahi Corp.........................................   127,000   1,637,434
   TV Tokyo Holdings Corp................................    95,700   1,075,533
   TYK Corp..............................................   690,000   1,314,357
   Ube Material Industries, Ltd..........................    68,000     185,583
  #Uchida Yoko Co., Ltd.................................. 1,169,000   3,178,201
   Ueki Corp.............................................   140,000     273,738
   UKC Holdings Corp.....................................    88,300   1,648,202
 #*Ulvac, Inc............................................   757,400   4,795,068
   Uniden Corp........................................... 1,639,000   3,826,606
  #Union Tool Co.........................................     4,600      69,652
   U-Shin, Ltd...........................................   610,400   2,617,638
  *Village Vanguard Co., Ltd.............................        27      26,792
   Vital KSK Holdings, Inc...............................   287,215   2,908,960
  *Wakita & Co., Ltd.....................................   114,000     804,190
   Warabeya Nichiyo Co., Ltd.............................   178,500   3,644,916
   Watabe Wedding Corp...................................    17,000     138,489
   Wood One Co., Ltd.....................................   558,000   1,572,444
   Y. A. C. Co., Ltd.....................................    80,500     486,999
   Yachiyo Bank, Ltd. (The)..............................   120,675   2,154,514
   Yahagi Construction Co., Ltd..........................    13,200      56,231
   Yaizu Suisankagaku Industry Co., Ltd..................     4,800      44,302
   Yamabiko Corp.........................................   177,074   2,280,218
   Yamagata Bank, Ltd.................................... 1,744,000   7,691,231
  *Yamaichi Electronics Co., Ltd.........................   192,400     311,538
   Yamanashi Chuo Bank, Ltd.............................. 2,854,000  11,551,479
  *Yamatane Corp.........................................    28,000      36,457
   Yamato Corp...........................................   336,000   1,123,896

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        Shares      Value++
                                                       --------- --------------
JAPAN -- (Continued)
   Yamato International, Inc..........................     7,700 $       34,261
   Yamaura Corp.......................................   125,500        349,433
   Yamazawa Co., Ltd..................................     2,200         36,979
   Yasuda Warehouse Co., Ltd. (The)...................   161,000      1,057,542
   Yellow Hat, Ltd....................................   229,600      3,081,197
   Yodogawa Steel Works, Ltd.......................... 3,691,000     11,886,987
   Yokogawa Bridge Holdings Corp......................   712,000      5,181,424
  #Yokohama Reito Co., Ltd............................ 1,144,500      7,772,822
   Yokowo Co., Ltd....................................     2,100         10,167
   Yondenko Corp......................................   443,650      1,607,221
   Yonekyu Corp.......................................   271,600      2,206,477
   Yonex Co., Ltd.....................................   149,000        857,327
   Yuasa Funashoku Co., Ltd...........................   532,000      1,239,324
   Yurtec Corp........................................ 1,095,000      3,667,821
   Yusen Logistics Co., Ltd...........................     5,400         45,739
 #*Zojirushi Corp.....................................    19,000         65,230
   Zuken, Inc.........................................    37,800        236,912
                                                                 --------------
TOTAL JAPAN...........................................            1,982,692,233
                                                                 --------------
NETHERLANDS -- (1.6%)
 #*AMG Advanced Metallurgical Group NV................    20,650        161,871
  #APERAM NV.......................................... 1,268,227     18,391,755
   Ballast Nedam NV...................................     9,138        118,500
   Batenburg Techniek NV..............................     5,522         97,479
  #BE Semiconductor Industries NV.....................   792,342      5,345,297
   BinckBank NV.......................................   215,914      1,730,856
  *Crown Van Gelder NV................................    45,763        293,230
  #CSM NV.............................................   902,291     18,430,037
   Delta Lloyd NV..................................... 1,476,421     24,553,526
  *Grontmij NV........................................   215,628        811,998
  #Heijmans NV........................................   396,978      3,367,611
   Hunter Douglas NV..................................       277         10,259
   ICT Automatisering NV..............................     1,895          7,940
 #*Kardan NV..........................................   185,794        192,582
   KAS Bank NV........................................   244,189      2,450,021
   Kendrion NV........................................     7,521        151,884
  #Koninklijke Bam Groep NV........................... 6,327,559     23,552,993
   Koninklijke Ten Cate NV............................   111,656      2,475,193
  #Koninklijke Wessanen NV............................   659,820      1,865,180
  *LBi International NV...............................    11,659         43,169
   Macintosh Retail Group NV..........................     7,600         85,787
   Mediq NV...........................................    69,513      1,128,251
   Nutreco NV.........................................    52,910      3,963,255
 #*Ordina NV.......................................... 1,536,989      2,033,395
   Royal Reesink NV...................................     1,361        129,958
 #*SNS Reaal Groep NV................................. 4,344,025      6,396,222
   Telegraaf Media Groep NV...........................    78,837        731,981
  #TKH Group NV.......................................    18,520        423,704
 #*TomTom NV.......................................... 2,195,755     10,964,888
   USG People NV...................................... 1,704,248     11,970,420
   Van Lanschot NV....................................        57          1,094
  *Xeikon NV..........................................    67,043        260,908
                                                                 --------------
TOTAL NETHERLANDS.....................................              142,141,244
                                                                 --------------
NEW ZEALAND -- (0.5%)
  *Abano Healthcare Group, Ltd........................       754          3,567
   Air New Zealand, Ltd............................... 8,638,455      8,799,959
   Auckland International Airport, Ltd................ 1,021,473      2,253,226
  *Cavalier Corp., Ltd................................     3,143          4,884
   CDL Investments New Zealand, Ltd...................   820,017        288,143
   Colonial Motor Co., Ltd............................   243,551        750,248

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares      Value++
                                                        ----------- -----------
NEW ZEALAND -- (Continued)
  *Fisher & Paykel Appliances Holdings, Ltd............  12,763,795 $13,388,022
  *Heartland New Zealand, Ltd..........................     560,881     317,930
  *Kathmandu Holdings, Ltd.............................       2,439       3,611
   Millennium & Copthorne Hotels (New Zealand), Ltd....   3,082,793   1,192,320
   New Zealand Oil & Gas, Ltd..........................   2,060,818   1,464,156
   New Zealand Refining Co., Ltd.......................       8,584      19,910
   Northland Port Corp. (New Zealand), Ltd.............      24,300      42,481
  #Nuplex Industries, Ltd..............................   2,491,825   6,183,631
  *Pyne Gould Guinness, Ltd............................   1,907,664     532,172
 #*Rakon, Ltd..........................................     879,989     304,107
  *Richina Pacific, Ltd................................     832,183     246,380
  *Rubicon, Ltd........................................   3,767,301     863,506
  #Sanford, Ltd........................................   1,099,644   3,933,857
   Sky Network Television, Ltd.........................     179,177     791,338
  #Steel & Tube Holdings, Ltd..........................      37,045      66,043
  *Tenon, Ltd..........................................     204,715     114,632
   Tourism Holdings, Ltd...............................     870,292     514,588
   Tower, Ltd..........................................   3,798,689   6,026,604
                                                                    -----------
TOTAL NEW ZEALAND......................................              48,105,315
                                                                    -----------
NORWAY -- (0.9%)
   Aker ASA Series A...................................      87,788   3,099,737
 #*Archer, Ltd.........................................   1,407,869   1,860,829
   Austevoll Seafood ASA...............................     475,783   2,251,993
   Bonheur ASA.........................................     220,959   4,734,333
  #BW Offshore, Ltd....................................   2,500,494   1,471,011
  *BWG Homes ASA.......................................     737,173   1,507,548
   Cermaq ASA..........................................     102,199   1,398,554
  *Det Norske Oljeselskap ASA..........................      82,629   1,272,953
  *Dockwise, Ltd.......................................     191,491   3,063,563
 #*DOF ASA.............................................     488,717   2,016,728
  *Eltek ASA...........................................   1,463,583     975,961
   EVRY ASA............................................     230,863     339,386
   Farstad Shipping ASA................................     207,596   4,443,012
 #*Frontline, Ltd......................................     537,534   1,685,414
   Ganger Rolf ASA.....................................     402,700   8,460,249
  *Golden Ocean Group, Ltd.............................   3,319,490   2,511,303
  *Grieg Seafood ASA...................................      82,366     145,443
  *Havila Shipping ASA.................................      28,300     153,185
 #*Kongsberg Automotive Holding ASA....................   7,985,046   2,407,418
 #*Norske Skogindustrier ASA Series A..................   3,728,790   3,125,227
 #*Norwegian Energy Co. ASA............................   3,915,285   2,499,138
   Odfjell ASA Series A................................     245,651     782,529
 #*Panoro Energy ASA...................................   1,610,656   1,111,614
 #*Renewable Energy Corp. ASA..........................  12,222,748   2,141,651
  *Scana Industrier ASA................................      38,736       8,490
 #*Sevan Drilling AS...................................   1,024,010     793,020
  *Sevan Marine ASA....................................     589,478   1,555,933
  *Siem Offshore, Inc. ASA.............................      90,774     122,801
   Solstad Offshore ASA................................     359,554   5,331,631
 #*Songa Offshore SE...................................   3,656,579   4,486,101
   SpareBank 1 SMN.....................................   1,899,745  12,309,076
   Stolt-Nielsen, Ltd..................................       9,339     171,219
  *Storebrand ASA......................................     352,972   1,776,284
   TTS Marine ASA......................................      42,000      69,499
   Wilh Wilhelmsen Holding ASA.........................     253,114   5,691,634
                                                                    -----------
TOTAL NORWAY...........................................              85,774,467
                                                                    -----------
PORTUGAL -- (0.3%)
 #*Banco Comercial Portugues SA........................ 179,490,833  16,321,726
  *Banco Espirito Santo SA.............................     618,194     601,652

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
PORTUGAL -- (Continued)
  *Banif SGPS SA........................................  1,868,197 $   348,659
   Corticeira Amorim SGPS SA............................  2,106,884   3,847,887
  *INAPA - Investimentos Participacoes e Gestao SA......  1,856,827     313,642
  *Martifer SGPS SA.....................................     47,187      36,800
  *Papelaria Fernandes-Industria e Comercia SA..........      2,000          --
  *ParaRede SGPS SA.....................................    449,275      69,934
   Sociedade de Investimento e Gestao SGPS SA...........     54,036     382,421
  *Sonae Capital SGPS SA................................    147,272      28,482
 #*Sonae Industria SGPS SA..............................  1,299,009     882,340
   Sonaecom SGPS SA.....................................  1,256,520   2,283,128
   Sumol & Compal SA....................................     55,997      81,228
                                                                    -----------
TOTAL PORTUGAL..........................................             25,197,899
                                                                    -----------
SINGAPORE -- (1.6%)
  *Abterra, Ltd.........................................     52,000      36,307
  #ASL Marine Holdings, Ltd.............................    874,800     476,796
  *AusGroup, Ltd........................................  1,155,000     436,802
   Bonvests Holdings, Ltd...............................  1,338,280   1,139,766
  #Broadway Industrial Group, Ltd.......................  2,787,000     649,587
  *China Energy, Ltd....................................    210,000       9,054
   China Merchants Holdings Pacific, Ltd................  1,097,000     648,220
  #Chip Eng Seng Corp., Ltd.............................  9,429,198   3,581,978
   Chuan Hup Holdings, Ltd..............................  7,757,000   1,780,543
   Creative Technology, Ltd.............................    836,250   2,143,965
  *CSC Holdings, Ltd....................................    209,000      18,573
 #*Delong Holdings, Ltd.................................    602,000     137,004
   DMX Technologies Group, Ltd..........................  2,040,000     357,860
   EnGro Corp, Ltd......................................    115,500      86,802
  *Excel Machine Tools, Ltd.............................    473,000          --
 #*Ezra Holdings, Ltd...................................  1,721,000   1,565,778
  *Falcon Energy Group, Ltd.............................     66,000      12,887
   Freight Links Express Holdings, Ltd..................    733,421      39,616
   GK Goh Holdings, Ltd.................................  2,295,000   1,393,493
   GP Batteries International, Ltd......................    259,000     201,839
   GP Industries, Ltd...................................  2,207,808     693,841
   Guthrie GTS, Ltd.....................................  3,408,000   1,698,825
   Hanwell Holdings, Ltd................................  6,729,043   1,404,631
   Ho Bee Investment, Ltd...............................  6,524,000   7,866,208
  *Hong Fok Corp., Ltd..................................  6,087,000   2,508,831
  *Hong Fok Land, Ltd...................................  4,248,000       5,481
   Hong Leong Asia, Ltd.................................    509,000     702,223
  #Hotel Grand Central, Ltd.............................  2,500,086   1,849,108
  #Hotel Properties, Ltd................................  2,442,500   5,273,272
   Hour Glass, Ltd......................................    487,320     673,981
  *Huan Hsin Holdings, Ltd..............................    852,000      33,686
   HupSteel, Ltd........................................     29,000       4,711
   Hwa Hong Corp., Ltd..................................  1,252,000     371,069
   InnoTek, Ltd.........................................  4,171,000   1,107,722
   IPC Corp., Ltd.......................................  6,147,000     658,083
   Isetan (Singapore), Ltd..............................    171,000     716,250
  *Jaya Holdings, Ltd...................................  2,013,000     913,829
  *JES International Holdings, Ltd......................    682,000      81,570
  *Jurong Technologies Industrial Corp., Ltd............  3,391,000          --
   K1 Ventures, Ltd..................................... 14,497,000   1,484,209
   Kian Ann Engineering, Ltd............................    111,500      38,712
   LC Development, Ltd..................................  5,986,960     774,626
   Lee Kim Tah Holdings, Ltd............................  2,313,000   1,419,648
  *Li Heng Chemical Fibre Technologies, Ltd............. 11,463,000   1,331,138
   Lion Asiapac, Ltd....................................    263,000      39,894
  *Low Keng Huat Singapore, Ltd.........................     85,000      33,344
   Lum Chang Holdings, Ltd..............................  1,311,000     348,559

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
SINGAPORE -- (Continued)
   Memtech International, Ltd..........................  2,087,000 $    129,346
  #Mercator Lines Singapore, Ltd.......................    777,000       73,876
  #Metro Holdings, Ltd................................. 10,849,960    7,016,361
  #Midas Holdings, Ltd................................. 20,396,000    6,733,934
   NSL, Ltd............................................    671,000      780,620
  *Oceanus Group, Ltd.................................. 13,760,000      347,785
  #Orchard Parade Holdings, Ltd........................  4,882,987   10,174,202
 #*Otto Marine, Ltd.................................... 10,647,500      731,526
  #Overseas Union Enterprise, Ltd......................  1,222,000    2,649,504
   Pan Pacific Hotels Group, Ltd.......................    704,000    1,306,058
  *Penguin International, Ltd..........................    863,250       50,432
   Popular Holdings, Ltd...............................  8,176,250    1,671,805
   QAF, Ltd............................................  3,643,533    2,369,886
  #Raffles Education Corp., Ltd........................ 10,132,200    2,733,123
   Rotary Engineering, Ltd.............................     95,000       32,613
  *S i2i, Ltd.......................................... 21,388,000      420,106
   San Teh, Ltd........................................  1,017,800      246,297
  *Sapphire Corp., Ltd.................................    657,000       63,104
   SC Global Developments, Ltd.........................    664,000      607,387
   Sinarmas Land, Ltd..................................    166,000       37,599
  *Sing Holdings, Ltd..................................    142,000       44,724
   Sing Investments & Finance, Ltd.....................     84,000       94,612
   Singapore Land, Ltd.................................  1,158,806    6,509,016
   Singapore Reinsurance Corp., Ltd....................  3,080,110      600,913
   Singapore Shipping Corp., Ltd.......................  1,314,000      194,479
   Singapura Finance, Ltd..............................    105,000      137,011
  *Sinostar PEC Holdings, Ltd..........................     50,000        5,139
   Stamford Land Corp., Ltd............................  3,882,000    1,764,480
   Sunningdale Tech, Ltd...............................  8,480,000      860,233
 #*Sunvic Chemical Holdings, Ltd.......................  6,375,000    1,870,923
 #*Swiber Holdings, Ltd................................ 13,380,000    6,341,598
   Tat Hong Holdings, Ltd..............................    777,000      837,006
   Tiong Woon Corp. Holding, Ltd.......................  4,595,500    1,052,387
 #*Triyards Holdings, Ltd..............................    172,099      114,987
  #Tuan Sing Holdings, Ltd............................. 16,768,101    4,167,544
   UMS Holdings, Ltd...................................  1,642,000      542,858
  #United Engineers, Ltd...............................  4,455,666    9,000,838
   United Envirotech, Ltd..............................    245,000       73,038
   United Industrial Corp., Ltd........................  4,456,946   10,185,019
   WBL Corp., Ltd......................................    177,500      514,376
   Wheelock Properties, Ltd............................  2,365,000    3,508,772
   Wing Tai Holdings, Ltd..............................  8,234,054   11,651,771
   YHI International, Ltd..............................     31,000        8,306
                                                                   ------------
TOTAL SINGAPORE........................................             145,005,915
                                                                   ------------
SPAIN -- (1.4%)
  #Abengoa SA..........................................    600,148    2,100,517
 #*Abengoa SA Series B.................................  1,877,836    6,505,931
   Acciona SA..........................................     10,932      671,945
  *Adolfo Dominguez SA.................................     17,934       92,167
   Adveo Group International SA........................    161,911    2,383,306
  #Banco Espanol de Credito SA.........................    170,278      623,323
  #Bankinter SA........................................  6,136,771   24,374,471
  *Baron de Ley SA.....................................     22,417    1,266,525
 #*Caja de Ahorros del Mediterraneo SA.................    298,813           --
 #*Campofrio Food Group SA.............................     81,824      599,642
 #*Cementos Portland Valderrivas SA....................    191,424      918,880
  *Corporacion Dermoestetica SA........................      3,485        1,365
 #*Deoleo SA...........................................  7,900,908    3,382,080
   Dinamia Capital Privado Sociedad de Capital Riesgo
     SA................................................     44,356      300,160
  *Dogi International Fabrics SA.......................    191,727           --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SPAIN -- (Continued)
  #Ebro Foods SA........................................   171,377 $  3,147,772
   Ence Energia y Celulosa SA........................... 3,748,532    9,152,124
  *Ercros SA............................................ 1,623,085    1,123,370
  *Espanola del Zinc SA.................................    53,703       73,087
  *Fersa Energias Renovables SA.........................   264,005      126,742
   Fluidra SA...........................................    79,918      204,852
  #Fomento de Construcciones y Contratas SA.............   586,514    7,684,015
  #Gamesa Corp Tecnologica SA........................... 5,993,411   12,244,530
   Grupo Catalana Occidente SA..........................    62,916    1,027,429
  *Grupo Ezentis SA..................................... 1,081,372      249,716
  *Grupo Tavex SA.......................................   328,295      107,230
   Iberpapel Gestion SA.................................   106,582    1,822,921
  *La Seda de Barcelona SA..............................     1,190        1,649
  #Melia Hotels International SA........................ 1,246,283    9,274,113
   Miquel y Costas & Miquel SA..........................    28,749      783,119
  *Natra SA.............................................     6,477        8,857
 #*NH Hoteles SA........................................ 3,049,486   11,071,212
  *Nicolas Correa SA....................................    99,051      100,023
   Papeles y Cartones de Europa SA......................   688,733    1,655,702
   Pescanova SA.........................................   308,625    5,729,045
 #*Promotora de Informaciones SA Series A............... 6,968,550    3,038,059
 #*Realia Business SA...................................   687,190      525,638
 #*Sacyr Vallehermoso SA................................ 3,383,840    6,742,019
  *Service Point Solutions SA...........................   428,551       78,064
  *Sociedad Nacional Industrias Aplicaciones Celulosa
   Espanola SA.......................................... 1,003,478    1,053,108
   Solaria Energia y Medio Ambiente SA..................   876,126      991,501
   Telecomunicaciones y Energia SA......................    27,445       41,791
  *Tubacex SA...........................................    30,159       77,844
  *Vocento SA...........................................    14,029       17,804
 #*Vueling Airlines SA..................................   370,215    2,475,756
                                                                   ------------
TOTAL SPAIN.............................................            123,849,404
                                                                   ------------
SWEDEN -- (3.2%)
   Acando AB............................................   879,038    2,077,946
  #AddNode Group AB.....................................    37,990      188,881
   AF AB Series B.......................................    48,221    1,071,111
 #*Alliance Oil Co., Ltd. SDR........................... 1,317,974   10,141,572
  *Anoto Group AB.......................................   267,224       96,408
  *Arise Windpower AB...................................    32,084      113,307
   B&B Tools AB Series B................................   124,668      855,956
   BE Group AB..........................................   100,269      244,816
   Beijer Alma AB.......................................    50,233      846,022
   Bilia AB Series A....................................   407,418    5,230,125
  #Billerud AB.......................................... 2,337,226   22,294,794
   Biotage AB...........................................   895,740    1,082,959
 #*Black Earth Farming, Ltd. SDR........................    20,499       37,682
  *Bong Ljungdahl AB....................................    57,399       80,919
   Bure Equity AB....................................... 1,151,207    3,992,358
   Cantena AB...........................................   101,688      893,066
  *Catella AB (4770741).................................   361,991      304,835
  *Catella AB (4770752).................................     9,182        7,660
  *Cision AB............................................    22,452      176,044
  *Cloetta AB...........................................    16,743       35,213
   Concentric AB........................................   721,484    5,438,599
   Concordia Maritime AB Series B.......................   400,102      605,012
  *CyberCom Group AB....................................   328,392       60,940
   Duni AB..............................................    52,938      479,756
   East Capital Explorer AB.............................    91,353      674,955
   Elos AB..............................................    25,937      102,433
  *Enea AB..............................................     6,317       40,307
 #*Eniro AB............................................. 2,307,516    3,252,459

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
SWEDEN -- (Continued)
   G & L Beijer AB Series B............................    186,682 $  2,903,181
   Gunnebo AB..........................................    123,437      478,233
  #Haldex AB...........................................  1,227,419    5,363,305
   Hexpol AB...........................................      4,276      191,202
  #Holmen AB Series B..................................  1,366,890   40,281,534
  #Husqvarna AB Series B...............................      2,879       16,723
   Industrial & Financial Systems AB Series B..........     76,424    1,177,371
   Intellecta AB Series B..............................      8,664       32,073
 #*KappAhl AB..........................................    133,545       96,385
   KNOW IT AB..........................................    115,628      837,407
   Lagercrantz Group AB Series B.......................    209,448    1,875,162
   Lindab International AB.............................    132,671      995,778
   Meda AB Series A....................................  1,651,937   16,924,151
 #*Micronic Mydata AB..................................  1,744,849    2,708,757
   MQ Holding AB.......................................    100,342      284,627
   NCC AB Series B.....................................    364,476    6,829,243
 #*Net Insight AB Series B.............................     78,596       18,732
  #New Wave Group AB Series B..........................  1,063,660    3,222,171
 #*Nobia AB............................................    497,917    2,006,251
   Nolato AB Series B..................................    164,956    1,913,377
   OEM International AB Series B.......................     24,039      233,259
  *PA Resources AB..................................... 15,454,377    1,052,410
  *Partnertech AB......................................     27,952       94,396
   Peab AB Series B....................................    529,806    2,501,862
  #Pricer AB Series B..................................     20,890       27,724
   ProAct IT Group AB..................................     84,307    1,207,664
  *Rederi AB Transatlantic.............................    482,452      423,942
 #*RNB Retail & Brands AB..............................  1,197,078      351,428
   Rottneros AB........................................    971,934      270,982
   Saab AB Series B....................................    648,604   12,339,580
 #*SAS AB..............................................  3,563,168    3,469,380
  *Semcon AB...........................................     13,958       93,003
  #SSAB AB Series A....................................  4,143,538   29,683,346
   SSAB AB Series B....................................    854,341    5,283,670
   Studsvik AB.........................................     35,979      138,637
  *Swedish Orphan Biovitrum AB.........................  1,315,428    7,427,544
 #*TradeDoubler AB.....................................     57,298      100,758
   Trelleborg AB Series B..............................  6,786,568   73,951,693
                                                                   ------------
TOTAL SWEDEN...........................................             287,233,076
                                                                   ------------
SWITZERLAND -- (4.5%)
   Acino Holding AG....................................     34,943    4,284,481
  *AFG Arbonia-Forster Holding AG......................    262,623    5,952,467
   Allreal Holding AG..................................    135,648   20,507,924
   ALSO-Actebis Holding AG.............................      9,195      448,202
   AMS AG..............................................      6,881      733,010
  *Autoneum Holding AG.................................      9,208      470,951
   Baloise Holding AG..................................    292,680   24,428,819
   Bank Coop AG........................................     13,570      804,288
   Banque Cantonale de Geneve SA.......................     12,753    2,821,715
   Banque Cantonale du Jura SA.........................      8,000      559,938
   Banque Cantonale Vaudoise AG........................        202      107,119
   Bellevue Group AG...................................     17,135      170,925
  *Bobst Group AG......................................    191,327    5,842,055
   Bossard Holding AG..................................      6,633      889,525
   Bucher Industries AG................................      8,499    1,594,789
   Calida Holding AG...................................        779       21,355
   Carlo Gavazzi Holding AG............................      7,807    1,633,316
  *Cham Paper Holding AG...............................     12,545    2,132,672
  *Charles Voegele Holding AG..........................    161,832    2,872,689
  *Cicor Technologies..................................      7,833      267,913

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
   Clariant AG.........................................  3,169,797 $ 33,967,506
   Coltene Holding AG..................................     59,617    1,734,081
   Conzzeta AG.........................................      3,818    7,017,747
   Daetwyler Holding AG................................    146,476   12,743,260
  #EFG International AG................................    749,485    6,854,315
   Emmi AG.............................................     39,124    9,718,509
   Flughafen Zuerich AG................................     50,110   21,444,134
   Forbo Holding AG....................................     12,154    7,681,327
  *GAM Holding AG......................................  2,039,149   28,518,302
   George Fisher AG....................................     29,486   10,360,064
   Gurit Holding AG....................................      8,170    3,330,496
   Helvetia Holding AG.................................    120,995   42,486,842
   Implenia AG.........................................    266,195   11,302,444
   Intershop Holding AG................................     10,425    3,627,045
   Jungfraubahn Holding AG.............................      2,769      186,716
  *Kardex AG...........................................     85,736    2,262,885
   Komax Holding AG....................................     10,840      788,388
   Kudelski SA.........................................    175,880    1,923,106
   LEM Holding SA......................................        397      199,575
  *Liechtensteinische Landesbank AG....................     15,891      518,273
   Lonza Group AG......................................     87,914    4,458,841
  *MCH Group AG........................................         93        4,811
 #*Meyer Burger Technology AG..........................    564,229    5,482,983
   Micronas Semiconductor Holding AG...................    134,999    1,160,811
   Mikron Holding AG...................................     38,875      224,620
   Mobimo Holding AG...................................     15,996    3,709,461
  *Norinvest Holding SA................................     10,859       25,122
  *OC Oerlikon Corp. AG................................    337,294    3,397,108
 #*Orascom Development Holding AG......................     96,497    1,650,683
   PubliGroupe SA......................................     10,788    1,469,215
   Romande Energie Holding SA..........................      3,975    5,114,140
  #Schmolz & Bickenbach AG.............................    863,919    3,267,164
   Schweiter Technologies AG...........................        643      314,886
   Schweizerische National-Versicherungs-Gesellschaft
     AG................................................    382,940   15,490,724
  *Siegfried Holding AG................................     31,653    3,945,722
   St. Galler Kantonalbank AG..........................      6,868    2,816,046
   Swiss Life Holding AG...............................    359,888   45,449,220
   Swisslog Holding AG.................................    551,038      591,949
  *Swmtl Holding AG....................................     33,857       11,684
   Tamedia AG..........................................        398       44,481
  *Tornos Holding AG...................................     42,112      291,656
  *Valartis Group AG...................................      4,409       87,710
   Valiant Holding AG..................................     36,381    3,583,343
   Valora Holding AG...................................     34,717    6,598,809
  *Vaudoise Assurances Holding SA......................     21,658    6,704,180
   Verwaltungs und Privat-Bank AG......................     29,542    2,203,949
   Vetropack Holding AG................................         53       90,368
   Vontobel Holdings AG................................     83,907    2,340,057
                                                                   ------------
TOTAL SWITZERLAND......................................             403,738,911
                                                                   ------------
UNITED KINGDOM -- (20.6%)
   Acal P.L.C..........................................    327,161      915,421
   African Barrick Gold P.L.C..........................    593,435    4,068,898
   Aga Rangemaster Group P.L.C.........................  1,951,519    1,719,576
   Alumasc Group P.L.C.................................    597,030      790,463
  *Amberley Group P.L.C................................     71,000           --
   Amlin P.L.C......................................... 11,024,189   66,456,858
   Anglo Pacific Group P.L.C...........................  1,280,994    5,176,774
   Anglo-Eastern Plantations P.L.C.....................    241,403    2,727,157
   Ashtead Group P.L.C................................. 11,493,515   69,436,081
   Assura Group, Ltd...................................     42,159       22,843

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
   Avesco Group P.L.C...................................     84,124 $   215,437
  *Barratt Developments P.L.C........................... 23,445,340  71,872,107
   BBA Aviation P.L.C...................................  1,653,452   5,401,935
   Beazley P.L.C........................................ 12,444,027  35,581,616
   Bellway P.L.C........................................  3,448,205  56,365,789
   Berendsen P.L.C......................................    927,935   8,437,928
  *Berkeley Group Holdings P.L.C. (The).................    435,181  10,709,049
   Bloomsbury Publishing P.L.C..........................     80,004     166,264
   Bodycote P.L.C.......................................  5,217,256  31,855,295
   Bovis Homes Group P.L.C..............................  3,849,825  31,868,846
   British Polythene Industries P.L.C...................    355,203   2,186,139
  *BTG P.L.C............................................     28,947     159,832
   Bwin.Party Digital Entertainment P.L.C...............  1,223,836   2,377,611
  *Cadogan Petroleum P.L.C..............................    100,795      24,914
  *Cairn Energy P.L.C...................................    818,403   3,709,499
   Camellia P.L.C.......................................      2,629     410,896
   Cape P.L.C...........................................    332,480   1,446,056
  *Capital & Regional P.L.C.............................  5,344,220   2,072,395
   Carclo P.L.C.........................................     41,433     241,556
   Carillion P.L.C......................................  3,238,251  16,117,563
   Carr's Milling Industries P.L.C......................     46,170     702,395
   Castings P.L.C.......................................    435,213   2,438,642
   Catlin Group, Ltd....................................  9,072,341  69,139,681
   Centaur Media P.L.C..................................    131,854     108,380
   Chemring Group P.L.C.................................     99,744     506,228
   Chesnara P.L.C.......................................    202,627     614,271
   Chime Communications P.L.C...........................    176,395     615,123
  *Clinton Cards P.L.C..................................    279,000          --
   Close Brothers Group P.L.C...........................  1,858,167  25,426,511
  *Colt Group SA........................................  5,697,536  10,168,249
   Communisis P.L.C.....................................  2,552,286   1,526,044
   Computacenter P.L.C..................................  2,125,740  12,586,377
   Cookson Group P.L.C..................................  5,906,182  55,795,091
   Creston P.L.C........................................    187,426     254,007
  #CSR P.L.C............................................  4,878,473  27,849,156
   Daejan Holdings P.L.C................................     80,540   3,759,544
   Dairy Crest Group P.L.C..............................    816,664   4,708,880
   Dart Group P.L.C.....................................        690         970
   Debenhams P.L.C......................................  3,259,537   6,310,527
   Development Securities P.L.C.........................  2,528,268   6,532,921
   Dialight P.L.C.......................................     18,352     329,688
 #*Dixons Retail P.L.C.................................. 81,773,217  27,282,708
   Drax Group P.L.C.....................................    269,252   2,443,701
   DS Smith P.L.C....................................... 15,587,156  53,814,171
   easyJet P.L.C........................................  4,026,670  40,693,610
   Elementis P.L.C......................................  5,447,495  18,438,222
  *Enterprise Inns P.L.C................................ 11,456,907  13,470,864
  *Essar Energy P.L.C...................................  1,812,485   4,016,600
  *Exillon Energy P.L.C.................................    533,348   1,344,326
   F&C Asset Management P.L.C........................... 11,315,779  18,100,970
   Fiberweb P.L.C.......................................  1,078,058   1,149,854
  *Findel P.L.C.........................................     62,019       6,803
   Firstgroup P.L.C.....................................    119,780     368,845
  *Fortune Oil P.L.C....................................     19,395       2,663
   French Connection Group P.L.C........................    195,992      76,373
  *Future P.L.C.........................................  1,768,908     490,104
   Galliford Try P.L.C..................................    756,403   9,021,113
  *Gem Diamonds, Ltd....................................  1,991,383   5,432,438
   Greencore Group P.L.C................................    114,596     168,284
   Greene King P.L.C....................................  4,908,532  47,094,844
   H.R. Owen P.L.C......................................      6,500       7,083

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
  *Hampson Industries P.L.C.............................     69,360 $       257
  *Hardy Oil & Gas P.L.C................................     78,909     165,211
   Harvey Nash Group P.L.C..............................    654,027     605,608
   Helical Bar P.L.C....................................  2,439,904   7,597,756
   Henry Boot P.L.C.....................................  1,137,317   2,390,822
  *Heritage Oil P.L.C...................................  2,612,012   8,171,089
 #*hibu P.L.C........................................... 45,390,274     271,058
   Hiscox, Ltd.......................................... 10,790,586  83,204,571
  *HMV Group P.L.C......................................    821,078      36,670
  #Home Retail Group P.L.C.............................. 17,301,308  31,941,500
   Hunting P.L.C........................................      7,399      89,621
   Huntsworth P.L.C.....................................  3,242,574   2,450,967
   Inchcape P.L.C.......................................  8,776,728  57,079,395
  *Innovation Group P.L.C...............................     32,316      11,492
   Intermediate Capital Group P.L.C.....................  2,324,248  11,472,154
  *International Ferro Metals, Ltd......................  1,960,461     435,601
   Interserve P.L.C.....................................    521,530   3,285,593
 #*IP Group P.L.C.......................................    403,977     770,691
  *JKX Oil & Gas P.L.C..................................    391,101     506,007
   John Wood Group P.L.C................................     75,127   1,032,604
 #*Johnston Press P.L.C.................................  9,402,337   1,898,537
   Keller Group P.L.C...................................    538,256   5,279,816
   Laird P.L.C..........................................  3,410,458  11,601,941
  #Lamprell P.L.C.......................................     87,819     105,160
   Lancashire Holdings, Ltd.............................    748,574  10,438,897
   Lavendon Group P.L.C.................................  1,908,554   4,349,054
  #Lonmin P.L.C.........................................  1,334,633  11,074,769
   Lookers P.L.C........................................    353,278     433,020
   Low & Bonar P.L.C....................................  3,351,828   2,931,875
   M.J. Gleeson Group P.L.C.............................    645,704   1,567,861
   Man Group P.L.C......................................  8,650,514  10,992,869
   Management Consulting Group P.L.C....................  3,173,508   1,269,955
   Marshalls P.L.C......................................  1,510,156   2,185,887
   Marston's P.L.C...................................... 13,684,628  27,102,321
   Mears Group P.L.C....................................      3,826      18,168
   Mecom Group P.L.C....................................    260,137     326,942
   Meggitt P.L.C........................................  5,167,155  32,228,095
   Melrose P.L.C........................................  1,186,510   4,621,878
   Millennium & Copthorne Hotels P.L.C..................  4,813,561  39,060,619
  *Mitchells & Butlers P.L.C............................  5,754,583  30,449,225
   Mondi P.L.C..........................................  7,958,099  87,726,124
   Morgan Sindall Group P.L.C...........................     89,614     957,078
   Mothercare P.L.C.....................................    221,852     995,419
   MS International P.L.C...............................    106,708     413,278
  *MWB Group Holdings P.L.C.............................  1,567,839     123,343
   National Express Group P.L.C.........................  3,416,368   9,397,125
   New World Resources P.L.C. Series A..................     21,142      87,594
   Northgate P.L.C......................................  2,566,997  10,491,987
   Novae Group P.L.C....................................    594,467   3,571,899
   Pace P.L.C...........................................  1,859,865   5,583,463
   Panther Securities P.L.C.............................     34,430     182,083
  *Pendragon P.L.C......................................  6,005,330   1,356,764
   Persimmon P.L.C......................................  7,739,467  99,583,151
   Petropavlovsk P.L.C..................................    665,965   4,348,179
   Phoenix Group Holdings P.L.C.........................    270,213   2,155,688
   Phoenix IT Group, Ltd................................     20,292      56,582
  *Pinnacle Staffing Group P.L.C........................    903,519          --
   Porvair P.L.C........................................    484,144   1,073,289
 #*Premier Foods P.L.C..................................  5,420,107   9,354,048
  *Punch Taverns P.L.C..................................  9,439,788     988,580
  *PV Crystalox Solar P.L.C.............................    333,303      39,662

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        Shares      Value++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
  *Quintain Estates & Development P.L.C..............  7,205,697 $    6,230,953
   R.E.A. Holdings P.L.C.............................      1,354         10,506
  *Redrow P.L.C......................................  5,586,132     14,246,331
  *Renold P.L.C......................................  1,317,342        400,542
   RM P.L.C..........................................      6,455          8,411
   RPS Group P.L.C...................................    429,117      1,627,707
   S&U P.L.C.........................................      4,976         71,485
  *Safeland P.L.C....................................     50,000          5,669
  *Salamander Energy P.L.C...........................  1,332,737      4,142,475
   Severfield-Rowen P.L.C............................     86,167        196,121
   Shanks Group P.L.C................................  5,781,312      7,647,836
   SIG P.L.C......................................... 14,019,891     23,751,067
  *SOCO International P.L.C..........................      4,271         23,337
  *Southern Cross Healthcare Group P.L.C.............      5,854             --
   Speedy Hire P.L.C.................................  2,327,047      1,212,464
   Spirit Pub Co. P.L.C.............................. 11,139,312     10,888,841
  *Sportech P.L.C....................................    132,623        137,158
   St. Ives Group P.L.C..............................  2,296,035      3,799,362
   St. Modwen Properties P.L.C.......................  3,346,671     10,906,430
   TalkTalk Telecom Group P.L.C......................     36,950        113,413
  *Talvivaara Mining Co. P.L.C.......................      3,055          6,436
   Taylor Wimpey P.L.C............................... 75,991,308     75,107,713
 #*Thomas Cook Group P.L.C........................... 17,971,838      5,954,224
  *Travis Perkins P.L.C..............................  5,306,411     92,729,589
   Treatt P.L.C......................................     23,754        143,301
   Trifast P.L.C.....................................    875,171        618,077
  *Trinity Mirror P.L.C..............................  7,543,928      7,387,466
   TT electronics P.L.C..............................  2,525,429      5,103,738
   TUI Travel P.L.C..................................  7,207,549     29,243,367
  *UK Coal P.L.C.....................................  2,782,177        312,962
   United Drug P.L.C.................................     87,471        396,997
   UTV Media P.L.C...................................      1,877          4,037
  *Vectura Group P.L.C...............................    131,863        185,224
   Vislink P.L.C.....................................    338,887        142,315
   Vp P.L.C..........................................    315,426      1,668,381
  *William Ransom & Son Holding P.L.C................     65,000             --
  *Xchanging P.L.C...................................  1,172,773      2,096,751
   Zotefoams P.L.C...................................    151,156        503,350
                                                                 --------------
TOTAL UNITED KINGDOM.................................             1,860,295,987
                                                                 --------------
UNITED STATES -- (0.0%)
  *Resolute Forest Products..........................      4,476         54,586
                                                                 --------------
TOTAL COMMON STOCKS..................................             8,209,734,709
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
  *R.E.A. Holdings P.L.C.............................         81            144
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
 #*Agfa-Gevaert NV STRIP VVPR........................    640,796            831
 #*Tessenderlo Chemie NV STRIP VVPR..................     71,257          3,233
                                                                 --------------
TOTAL BELGIUM........................................                     4,064
                                                                 --------------
CANADA -- (0.0%)
  *MGM Energy Corp. Rights 12/04/12..................    118,477         11,269
                                                                 --------------
SWITZERLAND -- (0.0%)
  *Jungfraubahn Holding AG Warrants 11/09/12.........      1,976          1,358
                                                                 --------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                      Shares       Value++
                                                    ----------- --------------
UNITED KINGDOM -- (0.0%)
  *SFI Holdings, Ltd. Litigation Certificate.......      79,000 $           --
                                                                --------------
TOTAL RIGHTS/WARRANTS..............................                     16,691
                                                                --------------

                                                      Shares/
                                                       Face
                                                      Amount
                                                       (000)       Value+
                                                    ----------- --------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund.................  71,305,099    825,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 &
     5.000%, 01/01/39, valued at $4,362,140) to be
     repurchased at $4,276,650..................... $     4,277      4,276,608
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                829,276,608
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $9,743,525,659)...........................             $9,039,028,152
                                                                ==============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                               Shares  Value++
                                                               ------- --------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.0%)
   Acrux, Ltd.................................................  10,507 $ 35,300
   Adelaide Brighton, Ltd.....................................  40,420  132,874
   Aditya Birla Minerals, Ltd.................................  33,991   16,191
  *AED Oil, Ltd...............................................  28,704       --
  *AJ Lucas Group, Ltd........................................   9,790    8,121
  *Alkane Resources, Ltd......................................  12,439   10,941
 #*ALS, Ltd...................................................  21,945  210,663
  #Alumina, Ltd............................................... 394,524  393,824
   Alumina, Ltd. Sponsored ADR................................     900    3,528
  #Amalgamated Holdings, Ltd..................................  22,142  156,227
   Amcom Telecommunications, Ltd..............................  38,228   50,720
   Amcor, Ltd.................................................  35,397  289,985
   AMP, Ltd...................................................  58,935  280,399
   Ansell, Ltd................................................   8,831  143,088
  *Antares Energy, Ltd........................................  21,315   11,480
   APA Group, Ltd.............................................  11,005   58,905
   APN News & Media, Ltd......................................  98,160   37,621
 #*Aquarius Platinum, Ltd.....................................  33,735   20,016
 #*Aquila Resources, Ltd......................................   7,505   20,891
   ARB Corp., Ltd.............................................   1,871   19,937
   Aristocrat Leisure, Ltd....................................  32,445   94,834
   Arrium, Ltd................................................ 252,528  205,111
   Asciano Group, Ltd.........................................  85,570  405,003
   ASG Group, Ltd. (6207214)..................................  25,040   16,354
  *ASG Group, Ltd. (B844JF1)..................................   4,174    2,730
   ASX, Ltd...................................................   3,614  111,276
  *Atlas Iron, Ltd............................................ 151,884  241,202
  *Aurora Oil & Gas, Ltd......................................  40,933  165,662
   Ausdrill, Ltd..............................................  43,433  128,171
   Ausenco, Ltd...............................................  16,839   55,102
  *Austal, Ltd................................................  16,665   21,184
   Austbrokers Holdings, Ltd..................................   4,423   35,808
   Austin Engineering, Ltd....................................   3,342   15,003
   Australia & New Zealand Banking Group, Ltd.................  33,356  879,978
  *Australian Agricultural Co., Ltd...........................  43,800   59,070
   Australian Infrastructure Fund.............................  27,847   85,880
   Australian Pharmaceutical Industries, Ltd..................  53,097   25,906
   Automotive Holdings Group, Ltd.............................  36,442  120,579
   AWE, Ltd...................................................  96,307  132,678
  #Bank of Queensland, Ltd....................................  49,646  389,865
  *Bannerman Resources, Ltd...................................  44,013    3,830
 #*Bathurst Resources, Ltd....................................  50,422   22,692
  #BC Iron, Ltd...............................................  14,185   40,777
  #Beach Energy, Ltd.......................................... 292,708  418,055
   Bendigo and Adelaide Bank, Ltd.............................  76,935  644,381
   BHP Billiton, Ltd. Sponsored ADR...........................   8,973  634,750
  #Billabong International, Ltd...............................  79,866   73,151
 #*Biota Holdings, Ltd........................................  23,640   14,601
   Blackmores, Ltd............................................   1,487   45,814
  *BlueScope Steel, Ltd....................................... 421,833  207,413
   Boart Longyear, Ltd........................................ 109,453  165,302
   Boral, Ltd................................................. 134,057  499,305
  #Bradken, Ltd...............................................  24,155  123,644
   Brambles, Ltd..............................................  10,378   78,144
   Breville Group, Ltd........................................  15,688   97,392
   Brickworks, Ltd............................................  13,908  160,612
  #BT Investment Management, Ltd..............................  11,586   26,701
  *Buru Energy, Ltd. (B3CCKH1)................................  11,145   32,050

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              Shares   Value++
                                                             --------- --------
AUSTRALIA -- (Continued)
  *Buru Energy, Ltd. (B83VSV2)..............................       673 $  1,942
  #Cabcharge Australia, Ltd.................................    14,898   91,404
   Caltex Australia, Ltd....................................    20,543  362,991
   Cardno, Ltd..............................................    19,352  161,332
  *Carnarvon Petroleum, Ltd.................................    95,506    8,007
  #carsales.com, Ltd........................................     7,604   58,846
   Cash Converters International, Ltd.......................    58,715   53,917
   Cedar Woods Properties, Ltd..............................     3,494   15,381
  *Centrebet International, Ltd. Claim Units................     6,648       --
  *Ceramic Fuel Cells, Ltd..................................    97,611    7,996
   Challenger, Ltd..........................................    61,701  206,575
  *Citigold Corp., Ltd......................................   194,096   11,297
   Clough, Ltd..............................................    36,846   29,802
  *Coal of Africa, Ltd......................................    24,372    5,417
   Coca-Cola Amatil, Ltd....................................     4,241   59,170
   Cochlear, Ltd............................................     1,038   76,658
  *Cockatoo Coal, Ltd.......................................   148,893   25,423
  *Coffey International, Ltd................................    53,206   20,653
  #Commonwealth Bank of Australia NL........................    14,379  861,099
   Computershare, Ltd.......................................     6,815   61,374
   Consolidated Media Holdings, Ltd.........................    12,810   45,582
  *Cooper Energy, Ltd.......................................    14,788    9,025
   Crown, Ltd...............................................    19,419  195,723
  #CSG, Ltd.................................................    35,839   18,021
   CSL, Ltd.................................................     3,732  184,066
  #CSR, Ltd.................................................    95,331  173,074
 #*Cudeco, Ltd..............................................    10,487   50,838
  *Cue Energy Resources, Ltd................................    31,448    4,396
  *Dart Energy, Ltd.........................................     3,633      639
  #David Jones, Ltd.........................................    80,339  222,355
   Decmil Group, Ltd........................................    23,225   62,338
  *Deep Yellow, Ltd.........................................   245,896   19,364
   Devine, Ltd..............................................     2,971    2,254
 #*Discovery Metals, Ltd....................................    11,417   20,450
   Domino's Pizza Enterprises, Ltd..........................     5,839   57,160
  *Downer EDI, Ltd..........................................   101,053  376,160
  *Drillsearch Energy, Ltd..................................    50,177   78,765
   DUET Group...............................................    48,961  106,106
   DuluxGroup, Ltd..........................................     5,240   19,234
   Echo Entertainment Group, Ltd............................   128,999  468,836
 #*Elders, Ltd..............................................   130,080   22,261
   Emeco Holdings, Ltd......................................   144,002  103,705
  *Energy Resources of Australia, Ltd.......................     5,125    7,490
  *Energy World Corp., Ltd..................................   182,440   68,889
   Envestra, Ltd............................................    45,185   42,407
   Euroz, Ltd...............................................     1,190    1,273
  *Evolution Mining, Ltd....................................    92,183  191,582
  #Fairfax Media, Ltd.......................................   420,486  172,152
  *FAR, Ltd.................................................   361,614   12,352
  #FKP Property Group, Ltd..................................   197,892   45,334
  #Fleetwood Corp., Ltd.....................................    10,618  113,437
  #FlexiGroup, Ltd..........................................    53,751  220,964
  #Flight Centre, Ltd.......................................     4,333  119,546
  *Focus Minerals, Ltd...................................... 1,266,046   47,280
   Forge Group, Ltd.........................................     9,306   38,451
   Fortescue Metals Group, Ltd..............................    10,011   42,183
  *Goodman Fielder, Ltd.....................................   361,477  218,978
   GrainCorp, Ltd. Class A..................................    35,906  455,977
   Grange Resources, Ltd....................................   122,656   31,722
  *Gryphon Minerals, Ltd....................................     8,296    6,712
  #GUD Holdings, Ltd........................................    15,722  136,850

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
AUSTRALIA -- (Continued)
 #*Gunns, Ltd...............................................  75,334 $       --
  #GWA Group, Ltd...........................................  45,689     82,754
  #Harvey Norman Holdings, Ltd..............................  91,065    179,881
  *Hastie Group, Ltd........................................   5,715         --
   HFA Holdings, Ltd........................................  18,498     14,776
  *Highlands Pacific, Ltd...................................  28,287      4,101
  *Hillgrove Resources, Ltd................................. 101,905      9,286
  #Hills Holdings, Ltd......................................  31,750     25,049
  *Horizon Oil, Ltd.........................................  99,901     40,300
   iiNet, Ltd...............................................  39,024    168,407
  #Iluka Resources, Ltd.....................................  11,879    121,847
   Imdex, Ltd...............................................  23,014     31,908
   IMF Australia, Ltd.......................................   8,123     12,507
   Incitec Pivot, Ltd....................................... 122,313    400,612
   Independence Group NL....................................  44,722    184,794
  #Industrea, Ltd...........................................  85,191    111,417
 #*Infigen Energy, Ltd...................................... 164,162     40,823
   Insurance Australia Group, Ltd...........................  62,539    297,391
  *Integra Mining, Ltd......................................  81,322     45,821
  #Invocare, Ltd............................................   3,399     31,059
   IOOF Holdings, Ltd.......................................  31,731    207,628
  #Iress, Ltd...............................................  11,470     91,110
   James Hardie Industries P.L.C............................   7,478     71,532
   James Hardie Industries P.L.C. Sponsored ADR.............     100      4,809
  #JB Hi-Fi, Ltd............................................   7,418     78,856
   Jetset Travelworld, Ltd..................................  13,926      6,230
  *Kagara, Ltd..............................................  52,508      6,541
  #Kingsgate Consolidated, Ltd..............................  25,380    145,570
   Leighton Holdings, Ltd...................................   1,698     31,507
   Lend Lease Group NL......................................  49,992    448,818
  *Linc Energy, Ltd.........................................  50,437     28,700
  *Liquefied Natural Gas, Ltd...............................  31,772     10,039
  #M2 Telecommunications Group, Ltd.........................   7,407     29,394
   Macmahon Holdings, Ltd................................... 143,706     47,533
  *Macquarie Atlas Roads Group NL...........................  27,728     44,461
   Macquarie Group, Ltd.....................................  29,586    977,277
   MaxiTRANS Industries, Ltd................................   1,620      1,630
   McMillan Shakespeare, Ltd................................   9,454    126,523
   McPherson's, Ltd.........................................  15,732     30,217
   Medusa Mining, Ltd.......................................  10,716     68,259
   Melbourne IT, Ltd........................................  24,889     45,985
  *MEO Australia, Ltd.......................................   3,261        793
   Mermaid Marine Australia, Ltd............................  15,886     53,391
 #*Mesoblast, Ltd...........................................   3,743     22,448
  *Metals X, Ltd............................................  38,119      4,938
  #Metcash, Ltd.............................................  32,973    125,250
   Miclyn Express Offshore, Ltd.............................  10,632     24,486
   Mincor Resources NL......................................  36,661     45,433
  *Mineral Deposits, Ltd....................................  16,658     84,354
   Mineral Resources, Ltd...................................   9,031     81,165
  *Mirabela Nickel, Ltd..................................... 130,342     60,669
  *Molopo Energy, Ltd.......................................   9,989      5,696
  #Monadelphous Group, Ltd..................................   1,179     25,779
  #Mortgage Choice, Ltd.....................................  42,284     75,950
   Mount Gibson Iron, Ltd...................................  96,152     70,151
  #Myer Holdings, Ltd....................................... 136,988    277,660
  #National Australia Bank, Ltd.............................  74,261  1,984,617
   Navitas, Ltd.............................................  14,058     60,053
  *Neon Energy, Ltd.........................................   2,245        618
   New Hope Corp., Ltd......................................  10,945     49,743
   Newcrest Mining, Ltd.....................................  12,788    352,694

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
AUSTRALIA -- (Continued)
  *Nexus Energy, Ltd........................................ 137,303 $   17,062
   NIB Holdings, Ltd........................................  47,348     89,043
   Norfolk Group, Ltd.......................................   9,722      6,556
 #*Northern Iron, Ltd.......................................  17,299     10,856
   NRW Holdings, Ltd........................................  17,226     36,537
  *NuCoal Resources, Ltd....................................  49,664      7,461
   Nufarm, Ltd..............................................  45,147    269,146
   Oakton, Ltd..............................................  18,397     23,853
   Oil Search, Ltd..........................................  20,549    158,347
   Orica, Ltd...............................................   6,183    161,061
   Origin Energy, Ltd.......................................  95,401  1,122,983
   OrotonGroup, Ltd.........................................     663      4,471
  *Otto Energy, Ltd.........................................  85,210      7,688
   OZ Minerals, Ltd.........................................  53,172    451,168
   Pacific Brands, Ltd...................................... 217,720    140,035
 #*Paladin Energy, Ltd...................................... 196,576    230,569
   PanAust, Ltd.............................................  28,242     97,362
   Panoramic Resources, Ltd.................................  53,937     34,856
   Patties Foods, Ltd.......................................  10,908     18,672
 #*Peet, Ltd................................................  29,634     28,607
 #*Perilya, Ltd............................................. 102,614     32,928
   Perpetual Trustees Australia, Ltd........................   3,037     87,871
  *Pharmaxis, Ltd...........................................  16,670     22,342
  *Platinum Australia, Ltd..................................  59,641      4,148
   PMP, Ltd.................................................  31,929      6,618
  #Premier Investments, Ltd.................................  20,203    129,176
  *Prima Biomed, Ltd........................................  75,579      9,792
   Primary Health Care, Ltd.................................  83,154    335,407
   Prime Media Group, Ltd...................................  14,791     12,113
  *PrimeAg, Ltd.............................................  22,147     26,420
   Programmed Maintenance Service, Ltd......................  24,876     53,351
  *Qantas Airways, Ltd...................................... 171,754    236,793
  #QBE Insurance Group, Ltd.................................  32,859    448,920
  *Ramelius Resources, Ltd..................................  55,377     25,365
   Ramsay Health Care, Ltd..................................   2,541     62,664
   RCR Tomlinson, Ltd.......................................  36,230     68,953
   REA Group, Ltd...........................................   2,879     51,530
  #Reckon, Ltd..............................................   3,353      8,589
 #*Red Fork Energy, Ltd.....................................  44,599     31,851
   Redflex Holdings, Ltd....................................  15,216     24,135
   Reece Australia, Ltd.....................................     839     17,645
  *Reed Resources, Ltd......................................  19,892      3,718
  #Regional Express Holdings, Ltd...........................   3,539      4,404
  *Regis Resources, Ltd.....................................  13,669     76,215
  #Reject Shop, Ltd. (The)..................................   1,671     24,617
 #*Resolute Mining, Ltd.....................................  87,527    174,707
   Retail Food Group, Ltd...................................   2,033      6,712
   Ridley Corp., Ltd........................................  54,504     65,095
   Rio Tinto, Ltd...........................................   5,477    322,902
  *Roc Oil Co., Ltd......................................... 223,919     99,666
   Ruralco Holdings, Ltd....................................   5,076     17,047
  #SAI Global, Ltd..........................................  19,518     82,146
 #*Salinas Energy, Ltd......................................  62,876     17,283
  #Salmat, Ltd..............................................  16,043     42,952
 #*Samson Oil & Gas, Ltd. Sponsored ADR.....................  10,577      7,585
  *Sandfire Resources NL....................................   1,103      9,631
   Santos, Ltd..............................................  83,616    996,972
  *Saracen Mineral Holdings, Ltd............................  75,277     39,290
   Sedgman, Ltd.............................................   9,188      9,425
  #Seek, Ltd................................................   9,124     63,187
   Select Harvests, Ltd.....................................   2,626      3,187

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
AUSTRALIA -- (Continued)
  *Senex Energy, Ltd........................................  43,835 $   33,620
   Servcorp, Ltd............................................   6,641     21,513
   Service Stream, Ltd......................................   6,776      2,706
  #Seven Group Holdings, Ltd................................  18,621    133,344
   Seven West Media, Ltd.................................... 124,136    156,501
   Sigma Pharmaceuticals, Ltd............................... 218,699    153,008
  *Silex System, Ltd........................................  12,982     46,839
 #*Silver Lake Resources, Ltd...............................  18,106     66,361
  #Sims Metal Management, Ltd...............................  29,430    287,781
 #*Sirtex Medical, Ltd......................................   2,967     33,856
   Skilled Group, Ltd.......................................  44,992    124,046
   Slater & Gordon, Ltd.....................................   4,246      8,722
  #SMS Management & Technology, Ltd.........................   8,490     43,845
   Sonic Healthcare, Ltd....................................   9,611    129,604
   Southern Cross Media Group, Ltd.......................... 119,571    128,926
   SP Ausnet, Ltd...........................................  25,213     27,739
   Spark Infrastructure Group, Ltd..........................  68,347    119,851
 #*Specialty Fashion Group, Ltd.............................  16,869     10,506
  *St. Barbara, Ltd.........................................  95,912    189,440
 #*Starpharma Holdings, Ltd.................................   7,460     12,580
  *Straits Resources, Ltd...................................  66,500      6,680
   STW Communications Group, Ltd............................  57,569     60,307
   Suncorp Group, Ltd....................................... 115,486  1,124,902
  *Sundance Energy Australia, Ltd...........................   8,139      6,696
  *Sunland Group, Ltd.......................................  25,242     27,152
   Super Retail Group, Ltd..................................  15,790    147,511
   TABCORP Holdings, Ltd....................................  62,534    184,157
 #*Tanami Gold NL...........................................  17,532     13,299
 #*Tap Oil, Ltd.............................................  84,108     61,469
   Tassal Group, Ltd........................................  22,882     34,386
   Tatts Group, Ltd......................................... 263,806    766,181
   Technology One, Ltd......................................  25,124     36,329
   Telstra Corp., Ltd.......................................  13,625     58,554
   Ten Network Holdings, Ltd................................ 218,451     63,514
  *Texon Petroleum, Ltd.....................................  37,589     14,985
   TFS Corp., Ltd...........................................  42,008     16,770
   Thorn Group, Ltd.........................................   3,330      6,824
  *Tiger Resources, Ltd.....................................  38,107     12,217
   Toll Holdings, Ltd....................................... 112,314    517,413
  *Tox Free Solutions, Ltd..................................   9,400     27,584
  #TPG Telecom, Ltd.........................................  31,955     79,092
   Transfield Services, Ltd.................................  96,538    159,010
  *Transpacific Industries Group, Ltd....................... 196,215    155,420
   Treasury Wine Estates, Ltd...............................  80,645    413,202
   Troy Resources, Ltd......................................  17,626     81,029
   Trust Co., Ltd. (The)....................................   5,908     28,537
  *UGL, Ltd.................................................  12,515    138,670
  *Unity Mining, Ltd........................................  19,146      2,708
   UXC, Ltd.................................................  15,692     14,308
  *VDM Group, Ltd...........................................  46,244        525
   Village Roadshow, Ltd....................................  24,120     93,628
  *Virgin Australia Holdings, Ltd. (B43DQC7)................ 272,729    138,491
  *Virgin Australia Holdings, Ltd. (B7L5734)................ 272,729      1,416
   Washington H. Soul Pattinson & Co., Ltd..................  12,475    174,783
   Watpac, Ltd..............................................  27,998     17,421
   WDS, Ltd.................................................   1,417        941
  #Webjet, Ltd..............................................   9,426     39,126
  #Wesfarmers, Ltd..........................................  26,297    947,994
  #Western Areas NL.........................................  13,874     62,966
   Westpac Banking Corp.....................................  10,383    274,506
   Westpac Banking Corp. Sponsored ADR......................   2,478    327,195

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------ -----------
AUSTRALIA -- (Continued)
   Whitehaven Coal, Ltd..................................... 11,369 $    35,995
   WHK Group, Ltd........................................... 18,554      20,320
   Wide Bay Australia, Ltd..................................  3,475      23,818
   Woodside Petroleum, Ltd..................................  3,860     137,634
   WorleyParsons, Ltd.......................................  1,541      39,406
  #Wotif.com Holdings, Ltd..................................  7,481      36,024
                                                                    -----------
TOTAL AUSTRALIA.............................................         37,466,744
                                                                    -----------
AUSTRIA -- (0.5%)
   Agrana Beteiligungs AG...................................    505      60,825
   Andritz AG...............................................  3,528     212,591
  *A-TEC Industries AG......................................  1,773          --
   Atrium European Real Estate, Ltd.........................  5,445      30,877
   Austria Technologie & Systemtechnik AG...................  1,264      11,116
  #BWT AG...................................................    720      14,888
   CA Immobilien Anlagen AG.................................    920      11,408
  *Erste Group Bank AG...................................... 21,858     550,987
   EVN AG...................................................  3,508      49,622
   Flughafen Wien AG........................................  2,930     132,867
  *Immofinanz AG............................................ 22,892      88,490
 #*Intercell AG.............................................  1,270       3,126
   Kapsch TrafficCom AG.....................................    698      40,752
  #Lenzing AG...............................................    716      63,735
   Mayr-Melnhof Karton AG...................................    954      94,301
   Oberbank AG..............................................    693      42,931
  #Oesterreichischen Post AG................................  2,523      97,230
   OMV AG................................................... 13,223     483,897
   Palfinger AG.............................................    947      19,040
  #Raiffeisen Bank International AG.........................  6,687     267,851
   RHI AG...................................................  2,184      61,804
   S IMMO AG................................................  6,478      41,362
   Schoeller-Bleckmann Oilfield Equipment AG................  1,125     108,544
   Semperit Holding AG......................................  1,115      46,992
  #Strabag SE...............................................  5,030     126,455
   Telekom Austria AG.......................................  4,589      28,910
 #*Uniqa Versicherungen AG..................................  1,558      18,006
   Vienna Insurance Group AG Wiener Versicherung Gruppe.....  2,136      91,781
   Voestalpine AG...........................................  8,182     257,634
   Wienerberger AG.......................................... 27,319     195,972
   Wolford AG...............................................    299       9,683
   Zumtobel AG..............................................  6,907      73,886
                                                                    -----------
TOTAL AUSTRIA...............................................          3,337,563
                                                                    -----------
BELGIUM -- (1.0%)
 #*Ablynx NV................................................  1,092       7,368
   Ackermans & van Haaren NV................................  4,161     338,782
   Ageas.................................................... 44,668   1,138,805
  *Agfa-Gevaert NV.......................................... 43,570      71,195
   Anheuser-Busch InBev NV Sponsored ADR....................  3,863     323,719
   Arseus NV................................................  6,747     126,295
   Atenor Group NV..........................................     69       3,123
   Banque Nationale de Belgique.............................     47     149,747
   Barco NV.................................................  2,663     183,189
  #Bekaert NV...............................................  2,643      72,171
   Belgacom SA..............................................  2,777      81,188
   Colruyt SA...............................................    600      27,431
   Compagnie d'Entreprises SA...............................  2,136     105,095
   Compagnie Immobiliere de Belgique SA.....................    301      10,248
   Compagnie Maritime Belge SA..............................  3,643      65,173
  *Deceuninck NV............................................ 21,543      35,798
   Delhaize Group SA........................................  7,618     291,669

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
BELGIUM -- (Continued)
   Delhaize Group SA Sponsored ADR...........................  7,423 $  283,856
  *Devgen NV.................................................  3,515     72,354
 #*Dexia SA.................................................. 52,880     12,337
   D'ieteren SA NV...........................................  2,040     98,463
   Econocom Group............................................  3,212     22,289
   Elia System Operator SA...................................  2,013     82,236
 #*Euronav SA................................................  3,522     19,448
   EVS Broadcast Equipment SA................................  1,361     79,006
   Exmar NV..................................................  5,370     40,060
  *Galapagos NV..............................................  3,780     76,872
   Image Recognition Integrated Systems (I.R.I.S.) SA........     88      4,794
  *Ion Beam Applications SA..................................  3,267     27,507
   KBC Groep NV.............................................. 12,116    285,010
   Kinepolis Group NV........................................  1,308    130,512
   Melexis NV................................................  2,604     41,165
   Mobistar SA...............................................    919     24,301
  #Nyrstar NV................................................ 27,303    158,788
   Recticel SA...............................................  3,670     24,340
   Resilux SA................................................    516     33,131
   Roularta Media Group NV...................................    199      3,007
   Sioen Industries NV.......................................  3,689     29,585
   Sipef NV..................................................  1,293     98,566
   Solvay SA.................................................  3,292    396,362
   Telenet Group Holding NV..................................  2,701    123,741
   Tessenderlo Chemie NV.....................................  5,479    158,984
  *ThromboGenics NV..........................................  3,736    179,395
   UCB SA....................................................  3,556    207,696
   Umicore SA................................................  6,281    322,769
   Van de Velde NV...........................................    840     38,752
                                                                     ----------
TOTAL BELGIUM................................................         6,106,322
                                                                     ----------
CANADA -- (9.7%)
 #*5N Plus, Inc..............................................  7,978     17,574
   Aastra Technologies, Ltd..................................  2,300     37,767
  *Absolute Software Corp....................................  4,480     17,942
  *Advantage Oil & Gas, Ltd.................................. 40,400    145,622
   Aecon Group, Inc.......................................... 14,073    162,183
  #AG Growth International, Inc..............................  1,960     62,818
   AGF Management, Ltd. Class B.............................. 22,923    228,828
   Agnico-Eagle Mines, Ltd...................................  8,280    467,494
   Agrium, Inc...............................................  5,000    526,558
   Aimia, Inc................................................ 37,590    563,050
 #*Ainsworth Lumber Co., Ltd.................................  7,849     21,219
   Akita Drilling, Ltd. Class A..............................    900      9,957
  *Alacer Gold Corp.......................................... 25,958    142,428
   Alamos Gold, Inc..........................................  3,200     62,638
  *Alexco Resource Corp......................................  5,120     19,737
   Algoma Central Corp.......................................    174     20,558
   Algonquin Power & Utilities Corp.......................... 23,560    163,003
   Alimentation Couche-Taro, Inc. Class B....................  3,500    171,925
   Alliance Grain Traders, Inc...............................  4,312     59,580
  #AltaGas, Ltd..............................................  8,900    299,860
  *Alterra Power Corp........................................ 14,500      6,315
  *Altius Minerals Corp......................................    448      4,647
   Altus Group, Ltd..........................................  3,700     30,304
   Amerigo Resources, Ltd.................................... 18,684     10,850
 #*Anderson Energy, Ltd...................................... 22,450      7,305
  *Angle Energy, Inc......................................... 17,354     65,159
 #*Antrim Energy, Inc........................................ 16,700     13,878
  #ARC Resources, Ltd........................................  6,517    158,235
 #*Argonaut Gold, Inc........................................  9,691    103,144

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
  *Arsenal Energy, Inc......................................... 19,500 $ 11,910
  #Astral Media, Inc. Class A.................................. 12,153  497,436
   Atco, Ltd. Class I..........................................  1,000   73,882
  *Atna Resource, Ltd.......................................... 21,888   28,490
  *Atrium Innovations, Inc.....................................  5,537   57,047
  *ATS Automation Tooling System, Inc.......................... 24,624  229,290
 #*Aura Minerals, Inc.......................................... 19,400    5,827
 #*AuRico Gold, Inc............................................ 44,447  371,152
  *Aurizon Mines, Ltd.......................................... 14,700   67,263
   AutoCanada, Inc.............................................  1,200   16,701
  #AvenEx Energy Corp.......................................... 11,767   40,647
  *AXIA NetMedia Corp..........................................  6,400    7,946
 #*B2Gold Corp................................................. 45,600  188,564
 #*Ballard Power Systems, Inc.................................. 16,800   12,111
   Bank of Montreal............................................ 15,794  933,329
   Bank of Nova Scotia.........................................  6,849  372,023
 #*Bankers Petroleum, Ltd...................................... 38,480  109,420
   Barrick Gold Corp. (067901108)..............................    268   10,854
   Barrick Gold Corp. (2024644)................................  9,774  395,266
  #Baytex Energy Corp..........................................    900   40,956
   BCE, Inc.................................................... 10,200  445,889
  #Bell Aliant, Inc............................................  3,427   93,057
  *Bellatrix Exploration, Ltd.................................. 29,662  123,548
 #*Birchcliff Energy, Ltd...................................... 18,560  152,197
  #Bird Construction, Inc......................................  2,259   32,977
  #Black Diamond Group, Ltd....................................  4,900  105,874
  *BlackPearl Resources, Inc................................... 41,459  141,552
 #*BNK Petroleum, Inc..........................................  9,254    6,023
   Bombardier, Inc. Class B.................................... 13,560   51,592
   Bonavista Energy Corp....................................... 16,202  290,541
   Bonterra Energy Corp........................................    397   17,808
  *Boralex, Inc. Class A.......................................  6,100   58,939
   Brick, Ltd. (The)...........................................  2,900    9,582
 #*Brigus Gold Corp............................................ 27,233   26,449
  *Burcon NutraScience Corp....................................    300    1,277
  *C&C Energia, Ltd............................................  3,845   22,406
   CAE, Inc.................................................... 16,827  185,160
   Calfrac Well Services, Ltd..................................  8,468  194,245
   Calian Technologies, Ltd....................................  1,000   20,576
  *Calmena Energy Services, Inc................................ 19,240    3,949
  *Calvalley Petroleums, Inc. Class A.......................... 15,100   33,262
   Cameco Corp................................................. 30,249  586,656
   Canaccord Financial, Inc. (B01R1T5)......................... 14,271   71,301
   Canaccord Financial, Inc. (B0BV8K7).........................  3,147   14,983
 #*Canacol Energy, Ltd......................................... 31,117   11,060
   Canada Bread Co., Ltd.......................................  1,900   95,442
  *Canada Lithium Corp......................................... 22,795   14,607
   Canadian Energy Services & Technology Corp..................  2,100   21,531
   Canadian Imperial Bank of Commerce..........................  4,351  342,242
  #Canadian National Railway Co................................  1,300  112,252
   Canadian Natural Resources, Ltd. (136385101)................  1,900   57,380
   Canadian Natural Resources, Ltd. (2171573).................. 11,700  352,611
  #Canadian Oil Sands, Ltd.....................................  4,460   94,670
   Canadian Pacific Railway, Ltd...............................  4,500  413,977
  #Canadian Tire Corp. Class A.................................  7,716  552,075
   Canadian Utilities, Ltd. Class A............................  2,700  181,126
  #Canadian Western Bank....................................... 11,700  346,285
  *Canam Group, Inc. Class A...................................  7,700   43,174
  *Canfor Corp................................................. 24,916  355,248
  #Canfor Pulp Products, Inc...................................  9,022   81,751
   CanWel Building Materials Group, Ltd........................  8,000   21,227

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
CANADA -- (Continued)
  #Canyon Services Group, Inc.................................   3,238 $ 34,625
   Capital Power Corp.........................................   3,714   79,616
   Capstone Infrastructure Corp...............................  13,424   55,376
 #*Capstone Mining Corp.......................................  75,612  186,995
 #*Cardero Resource Corp......................................  16,600    9,141
   Cascades, Inc..............................................  14,918   72,891
  #Cash Store Financial Services, Inc. (The)..................     400    1,930
  *Catamaran Corp.............................................   4,000  187,835
   Cathedral Energy Services, Ltd.............................   4,976   29,893
   CCL Industries, Inc. Class B...............................   6,134  227,119
  *Celestica, Inc.............................................  48,412  351,426
  *Celtic Exploration, Ltd....................................   6,000  156,676
   Cenovus Energy, Inc........................................   6,900  243,391
   Centerra Gold, Inc.........................................   4,200   47,646
  *Cequence Energy, Ltd.......................................  29,553   54,741
 #*CGI Group, Inc. Class A....................................   7,471  195,462
  *China Gold International Resources Corp., Ltd..............  14,811   63,026
  *Chinook Energy, Inc........................................  10,022   18,564
   Churchill Corp. Class A (The)..............................   4,450   37,427
  #CI Financial Corp..........................................   2,000   46,738
  #Cineplex, Inc..............................................   5,357  166,275
   Clairvest Group, Inc.......................................     100    1,782
  *Claude Resources, Inc......................................  31,500   22,708
  #CML HealthCare, Inc........................................   4,582   38,858
  *Coastal Contacts, Inc......................................   7,850   55,019
   Cogeco Cable, Inc..........................................   1,895   72,404
   Colabor Group, Inc.........................................   3,267   27,379
  *COM DEV International, Ltd.................................  16,025   48,937
   Computer Modelling Group, Ltd..............................   2,632   52,047
  *Connacher Oil & Gas, Ltd...................................  99,121   44,660
   Constellation Software, Inc................................     300   34,411
   Contrans Group, Inc. Class A...............................   2,000   18,783
 #*Copper Mountain Mining Corp................................   7,518   30,411
   Corby Distilleries, Ltd. Class A...........................   2,450   42,831
 #*Corridor Resources, Inc....................................  12,900    9,558
   Corus Entertainment, Inc. Class B..........................  15,300  346,366
  *Cott Corp..................................................  24,578  187,765
  #Crescent Point Energy Corp.................................   3,850  159,975
 #*Crew Energy, Inc...........................................  27,320  210,354
  *Crocotta Energy, Inc.......................................  10,880   35,077
  *Crown Point Energy, Inc....................................   3,240    1,184
  #Davis & Henderson Corp.....................................  16,978  356,304
  *DeeThree Exploration, Ltd..................................  14,816  102,655
  *Delphi Energy Corp.........................................  30,555   41,301
 #*Denison Mines Corp.........................................  82,347  106,361
  *Descartes Systems Group, Inc. (The)........................   9,080   79,095
   Dollarama, Inc.............................................   1,233   77,887
   Dorel Industries, Inc. Class B.............................   6,400  228,830
 #*DragonWave, Inc............................................   6,969   17,235
  *Duluth Metals, Ltd.........................................  14,300   32,215
 #*Dundee Precious Metals, Inc................................  24,318  223,762
  *Dynasty Metals & Mining, Inc...............................   2,582    5,093
  *Eastern Platinum, Ltd...................................... 177,297   29,291
   E-L Financial Corp., Ltd...................................      80   32,006
   Eldorado Gold Corp.........................................  26,454  390,950
   Emera, Inc.................................................     700   24,461
   Empire Co., Ltd. Class A...................................   4,500  262,183
  #Enbridge Income Fund Holdings, Inc.........................   2,524   58,756
  #Encana Corp................................................  13,705  308,748
  *Endeavour Mining Corp......................................   4,344   10,003
   Enerflex, Ltd..............................................   2,500   28,861

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
 #*Energy Fuels, Inc........................................... 70,273 $ 11,961
  *Enerplus Corp. (292766102)..................................  1,759   28,285
   Enerplus Corp. (B584T89).................................... 19,395  311,679
   Enghouse Systems, Ltd.......................................  1,800   25,682
   Ensign Energy Services, Inc................................. 19,547  292,202
 #*Epsilon Energy, Ltd......................................... 10,950   31,466
  *Equal Energy, Ltd...........................................  9,801   30,323
   Equitable Group, Inc........................................  2,250   66,683
  *Essential Energy Services, Ltd.............................. 33,106   70,273
  *Etrion Corp.................................................  5,406    1,892
   Evertz Technologies, Ltd....................................  2,800   40,623
  *Excellon Resources, Inc..................................... 26,500   11,409
  #Exchange Income Corp........................................  1,600   42,133
   Exco Technologies, Ltd......................................  1,900    9,246
  *EXFO, Inc...................................................  7,513   33,851
  *Fairborne Energy, Ltd....................................... 13,000   20,696
   Fairfax Financial Holdings, Ltd.............................  1,600  593,558
   Finning International, Inc..................................  7,200  169,051
   First Capital Realty, Inc...................................  1,298   24,043
  *First Majestic Silver Corp.................................. 14,200  328,288
   First National Financial Corp...............................    600   10,183
   First Quantum Minerals, Ltd................................. 11,500  258,498
  *FirstService Corp...........................................  3,300   94,862
  *Formation Metals, Inc.......................................    800      208
  #Fortis, Inc.................................................  1,900   64,243
  *Fortress Paper, Ltd. Class A................................  2,299   29,993
  *Fortuna Silver Mines, Inc...................................  9,800   54,360
  *Fortune Minerals, Ltd.......................................    800      384
   Franco-Nevada Corp..........................................  4,300  247,603
   Gamehost, Inc...............................................    100    1,267
  *Garda World Security Corp. Class A..........................  1,400   16,779
  *Genesis Land Development Corp...............................  8,400   28,932
   Genivar, Inc................................................  5,700  124,473
  #Genworth MI Canada, Inc..................................... 11,107  227,534
   George Weston, Ltd..........................................  3,287  213,396
   Gildan Activewear, Inc......................................  6,523  222,125
   Glacier Media, Inc..........................................  3,000    5,557
   Glentel, Inc................................................    400    6,604
   Gluskin Sheff & Associates, Inc.............................  2,000   28,736
  *GLV, Inc. Class A...........................................  8,028   18,005
   GMP Capital, Inc............................................ 13,800   72,679
   Goldcorp, Inc............................................... 14,911  674,074
 #*Golden Star Resources, Ltd.................................. 73,980  148,886
  *Gran Tierra Energy, Inc..................................... 56,664  285,377
   Granite Real Estate, Inc....................................  2,487   91,188
  *Great Basin Gold, Ltd....................................... 79,432    6,363
  *Great Canadian Gaming Corp.................................. 14,900  143,219
   Great-West Lifeco, Inc......................................  6,500  149,687
   Guardian Capital Group, Ltd. Class A........................  1,344   13,538
 #*Guyana Goldfields, Inc......................................  8,013   23,828
  *Harry Winston Diamond Corp.................................. 18,256  261,936
  *Heroux-Devtek, Inc..........................................  3,048   40,528
   High Liner Foods, Inc.......................................    800   19,544
  *High River Gold Mines, Ltd.................................. 56,000   77,937
   HNZ Group, Inc..............................................    900   22,294
   Home Capital Group, Inc.....................................  2,500  127,284
   Horizon North Logistics, Inc................................ 13,660  104,493
   HudBay Minerals, Inc........................................ 39,479  366,428
  #Husky Energy, Inc...........................................  7,405  200,556
   IAMGOLD Corp................................................ 26,300  408,160
   IBI Group, Inc..............................................  1,759   16,379

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
   IGM Financial, Inc..........................................  1,400 $ 55,551
 #*Imax Corp...................................................  5,400  121,760
  *Imperial Metals Corp........................................  4,400   56,258
   Imperial Oil, Ltd...........................................    776   34,334
 #*IMRIS, Inc..................................................  4,300   17,308
   Indigo Books & Music, Inc...................................  1,600   16,004
   Industrial Alliance Insurance & Financial Services, Inc..... 16,494  451,675
   Inmet Mining Corp...........................................  7,707  397,407
  #Innergex Renewable Energy, Inc..............................  8,402   91,360
   Intact Financial Corp.......................................  6,204  380,471
  *Inter-Citic Minerals, Inc...................................    200      400
  *International Forest Products, Ltd. Class A.................  8,600   55,109
 #*International Minerals Corp.................................  4,255   24,071
   Intertape Polymer Group, Inc................................ 14,873  103,348
  *Ithaca Energy, Inc.......................................... 33,318   64,384
 #*Ivanhoe Energy, Inc......................................... 57,636   35,779
 #*Jaguar Mining, Inc.......................................... 16,500   17,016
   Jean Coutu Group PJC, Inc. Class A (The)....................  4,300   64,624
  #Just Energy Group, Inc......................................  6,008   61,479
 #*Katanga Mining, Ltd......................................... 83,398   40,081
   K-Bro Linen, Inc............................................    900   26,403
   Keyera Corp.................................................  1,600   77,665
   Killam Properties, Inc......................................  3,722   48,037
   Kinross Gold Corp........................................... 90,180  895,705
 #*Kirkland Lake Gold, Inc.....................................  4,200   41,464
 #*Lake Shore Gold Corp........................................ 44,198   35,403
   Laurentian Bank of Canada...................................  7,148  318,126
   Le Chateau, Inc. Class A....................................    500    1,952
  *Legacy Oil & Gas, Inc....................................... 29,429  210,386
   Leisureworld Senior Care Corp...............................  7,845   98,499
   Leon's Furniture, Ltd.......................................  6,538   75,805
   Linamar Corp................................................ 15,031  331,096
   Liquor Stores N.A., Ltd.....................................  4,944   90,786
  #Loblaw Cos., Ltd............................................  8,461  293,286
  *Long Run Exploration, Ltd................................... 21,346   87,626
  *Lundin Mining Corp.......................................... 86,883  452,357
   MacDonald Dettweiler & Associates, Ltd......................  2,340  131,204
   Magna International, Inc.................................... 20,960  931,789
   Major Drilling Group International, Inc..................... 17,492  180,918
   Manitoba Telecom Services, Inc..............................  1,700   57,072
  #Manulife Financial Corp..................................... 40,805  504,164
   Maple Leaf Foods, Inc....................................... 13,297  147,781
  *Martinrea International, Inc................................ 23,101  166,073
  *Maxim Power Corp............................................  2,200    3,811
  *MBAC Fertilizer Corp........................................  4,200   13,457
  *MEG Energy Corp.............................................  2,661   97,195
  *MEGA Brands, Inc............................................  2,000   19,484
  *Mega Uranium, Ltd........................................... 22,900    3,439
   Melcor Developments, Ltd....................................  2,078   32,041
  *Mercator Minerals, Ltd...................................... 30,547   15,140
  #Methanex Corp............................................... 17,000  509,617
  #Metro, Inc..................................................  3,200  188,780
  #Migao Corp..................................................  6,589   15,174
 #*Mood Media Corp.............................................  8,333   19,524
   Morneau Shepell, Inc........................................ 11,496  147,908
   Mullen Group, Ltd........................................... 10,880  225,607
   National Bank of Canada.....................................  5,100  394,111
  *Nevsun Resources, Ltd....................................... 21,594  102,267
  *New Gold, Inc............................................... 21,054  246,429
   Newalta Corp................................................ 11,848  166,673
   Nexen, Inc.................................................. 40,522  967,659

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
  *Niko Resources, Ltd.........................................  8,792 $111,974
  *Norbord, Inc................................................  4,350   90,419
  #Nordion, Inc................................................ 12,800   83,304
 #*North American Energy Partners, Inc.........................  5,546   16,492
 #*North American Palladium, Ltd............................... 31,811   48,732
  #North West Co., Inc. (The)..................................  1,732   40,580
  #Northland Power, Inc........................................  9,434  182,871
  *NovaCopper, Inc.............................................    783    1,733
 #*NovaGold Resources, Inc.....................................  4,700   22,824
  *Nuvista Energy, Ltd......................................... 17,840   93,241
  *OceanaGold Corp............................................. 74,000  259,324
   Onex Corp...................................................  6,200  249,552
  *Open Text Corp..............................................  3,100  166,616
  *Oromin Explorations, Ltd....................................  1,700    1,345
  *Orvana Minerals Corp........................................ 13,000   11,324
 #*Osisko Mining Corp..........................................  5,300   52,058
  *Pace Oil & Gas, Ltd......................................... 12,679   35,673
  #Pacific Rubiales Energy Corp................................  4,900  115,245
  *Paladin Labs, Inc...........................................  1,963   83,768
   Pan American Silver Corp.................................... 20,737  454,912
 #*Paramount Resources, Ltd. Class A...........................  3,054  103,354
  *Parex Resources, Inc........................................  9,844   44,255
   Parkland Fuel Corp..........................................  3,000   51,184
   Pason Systems, Inc..........................................  4,680   76,239
  *Patheon, Inc................................................  1,300    4,829
  #Pembina Pipeline Corp.......................................  3,392   94,871
  #Pengrowth Energy Corp....................................... 82,200  492,993
  #Penn West Petroleum, Ltd.................................... 38,431  499,074
 #*Perpetual Energy, Inc....................................... 17,275   25,253
  #PetroBakken Energy, Ltd. Class A............................ 17,528  221,305
  *Petrobank Energy & Resources, Ltd........................... 26,705  366,851
  #Petrominerales, Ltd......................................... 20,419  163,761
  #Peyto Exploration & Development Corp........................  3,335   81,476
  *Phoscan Chemical Corp....................................... 21,000    6,098
   PHX Energy Services Corp....................................  3,272   27,847
  *Pilot Gold, Inc.............................................  1,650    2,594
  *Pine Cliff Energy, Ltd...................................... 14,550    9,469
  #Poseidon Concepts Corp......................................  6,541   96,731
  *Precision Drilling Corp..................................... 46,636  333,865
  #Premium Brands Holdings Corp................................  4,249   77,344
 #*Primero Mining Corp.........................................  9,120   67,664
   Progress Energy Resources Corp.............................. 28,083  565,737
  #Progressive Waste Solutions, Ltd............................ 16,623  321,725
  #Pulse Seismic, Inc.......................................... 14,104   36,716
  *QLT, Inc....................................................  5,505   41,394
   Quebecor, Inc. Class B......................................  8,000  279,069
 #*Questerre Energy Corp. Class A.............................. 16,560   12,270
  *Ram Power Corp.............................................. 21,879    6,353
   Reitmans Canada, Ltd........................................    700    8,537
   Reitmans Canada, Ltd. Class A...............................  7,444   92,570
 #*Research In Motion, Ltd..................................... 73,349  578,714
   Richelieu Hardware, Ltd.....................................  2,000   69,547
  *Richmont Mines, Inc......................................... 10,500   41,842
  #Ritchie Brothers Auctioneers, Inc...........................  3,200   70,969
  *RMP Energy, Inc............................................. 17,892   41,561
  *Rock Energy, Inc............................................  5,688    6,549
   Rocky Mountain Dealerships, Inc.............................  2,000   22,008
   Rogers Sugar, Inc........................................... 22,850  143,449
   RONA, Inc................................................... 30,000  308,185
  #Royal Bank of Canada........................................ 13,100  746,848
  #Russel Metals, Inc..........................................  9,962  278,288

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
CANADA -- (Continued)
 #*San Gold Corp.............................................  1,146 $    1,124
  *Sandvine Corp............................................. 18,000     21,447
   Saputo, Inc...............................................  2,900    127,266
  #Savanna Energy Services Corp.............................. 21,309    148,283
  *Scorpio Mining Corp....................................... 27,700     29,121
  *Secure Energy Services, Inc............................... 10,900    104,225
  #SEMAFO, Inc............................................... 21,000     84,105
  #Shaw Communictions, Inc. Class B..........................  4,800    104,579
   ShawCor, Ltd. Class A.....................................  4,853    216,229
   Sherritt International Corp............................... 75,846    328,065
  #Shoppers Drug Mart Corp...................................  3,400    141,719
  *Shore Gold, Inc........................................... 15,000      3,379
  *Sierra Wireless, Inc......................................  6,400     51,264
  *Silver Standard Resources, Inc............................ 19,168    291,142
   Silver Wheaton Corp.......................................  9,100    366,733
   SNC-Lavalin Group, Inc....................................    900     36,252
   Softchoice Corp...........................................  4,400     54,496
  *Sonde Resources Corp...................................... 10,900     10,259
  *Southern Pacific Resource Corp............................ 90,301    122,059
 #*SouthGobi Resources, Ltd.................................. 14,057     28,571
 #*Sprott Resource Corp...................................... 21,983     85,621
   Sprott Resource Lending Corp.............................. 24,991     35,532
   Sprott, Inc...............................................  4,000     17,702
  #Stantec, Inc..............................................  7,412    255,292
   Stella-Jones, Inc.........................................  1,400     85,395
  *Stornoway Diamond Corp....................................  3,000      1,832
   Strad Energy Services, Ltd................................  4,059     17,191
   Student Transportation, Inc...............................  7,964     51,193
   Sun Life Financial, Inc................................... 27,078    671,562
   Suncor Energy, Inc........................................ 36,072  1,210,647
  *SunOpta, Inc.............................................. 14,332     85,956
  #Superior Plus Corp........................................ 16,821    164,378
  *Surge Energy, Inc......................................... 12,540     84,751
  *TAG Oil, Ltd..............................................  2,262     15,854
   Talisman Energy, Inc...................................... 31,348    355,303
  *Taseko Mines, Ltd......................................... 42,576    116,378
   Teck Resources, Ltd. Class B.............................. 17,000    539,574
   Telus Corp. Non-Voting....................................  5,300    340,845
  *Tembec, Inc............................................... 16,400     37,110
  *Teranga Gold Corp......................................... 11,133     23,511
  *Theratechnologies, Inc....................................  2,900        900
 #*Thompson Creek Metals Co., Inc............................ 36,600     96,012
  #Thomson Reuters Corp...................................... 10,416    293,264
   Tim Hortons, Inc..........................................  3,900    193,604
  *TMX Group, Ltd............................................     66      3,375
   Toromont Industries, Ltd..................................  6,400    125,597
  #Toronto Dominion Bank..................................... 21,129  1,718,457
   Torstar Corp. Class B..................................... 14,674    118,274
   Total Energy Services, Inc................................  5,772     87,555
  *Tourmaline Oil Corp.......................................  3,896    128,729
  #TransAlta Corp............................................ 20,057    319,707
  #TransCanada Corp.......................................... 13,167    592,861
   Transcontinental, Inc. Class A............................ 15,200    156,756
   TransForce, Inc........................................... 10,391    189,665
  *TransGlobe Energy Corp.................................... 14,870    160,201
  #Trican Well Service, Ltd.................................. 26,083    311,298
  #Trilogy Energy Corp.......................................  4,700    128,659
   Trinidad Drilling, Ltd.................................... 34,169    226,482
 #*Turquoise Hill Resources, Ltd.............................  5,700     44,573
  *TVA Group, Inc. Class B...................................    653      4,609
   Twin Butte Energy, Ltd.................................... 45,500    135,304

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
CANADA -- (Continued)
   Uni-Select, Inc.........................................   2,800 $    64,284
 #*Uranium One, Inc........................................  79,375     172,459
  *Ur-Energy, Inc..........................................   5,500       4,956
  *Valeant Pharmaceuticals International, Inc..............   1,000      55,870
  *Valener, Inc............................................   1,989      31,705
  #Veresen, Inc............................................   3,600      46,462
  *Veris Gold Corp.........................................   8,295      25,082
   Vermilion Energy, Inc...................................     900      43,029
   Vero Energy, Inc........................................   6,579      17,654
   Viterra, Inc............................................  59,388     935,937
  #Wajax Corp..............................................     861      38,535
   WaterFurnace Renewable Energy, Inc......................     913      15,129
  *Wesdome Gold Mines, Ltd.................................  14,500      13,647
   West Fraser Timber Co., Ltd.............................   7,805     472,715
  *Western Forest Products, Inc............................  13,900      18,232
   Westjet Airlines, Ltd...................................     700      12,616
   Whistler Blackcomb Holdings, Inc........................     700       8,340
  *Whitecap Resources, Inc.................................  22,189     176,623
   Wi-Lan, Inc.............................................  23,100     123,046
   Winpak, Ltd.............................................   3,194      50,209
  *Xtreme Drilling & Coil Services Corp....................   6,626       9,288
  #Yamana Gold, Inc........................................  58,105   1,173,445
 #*YM Biosciences, Inc.....................................   9,400      15,153
   Zargon Oil & Gas, Ltd...................................   6,500      55,775
                                                                    -----------
TOTAL CANADA...............................................          60,215,681
                                                                    -----------
CHINA -- (0.0%)
 #*China Public Procurement, Ltd........................... 148,000          --
  *Hanfeng Evergreen, Inc..................................   5,700       9,445
                                                                    -----------
TOTAL CHINA................................................               9,445
                                                                    -----------
DENMARK -- (1.0%)
   A.P. Moeller-Maersk A.S. Series A.......................      15      99,387
   A.P. Moeller-Maersk A.S. Series B.......................      41     286,166
   Alk-Abello A.S..........................................   2,003     133,286
  *Alm. Brand A.S..........................................  21,409      53,335
  *Amagerbanken A.S........................................  38,975          --
   Ambu A.S. Series B......................................      63       1,679
  *Auriga Industries A.S. Series B.........................   4,100      60,914
  *Bang & Olufsen Holdings A.S.............................   8,483     104,706
 #*Bavarian Nordic A.S.....................................   8,066      73,545
   Carlsberg A.S. Series B.................................   3,767     325,160
   Chr. Hansen Holding A.S.................................   1,269      39,710
   Coloplast A.S. Series B.................................     595     130,511
   D/S Norden A.S..........................................   7,113     187,598
  *Danske Bank A.S.........................................  12,773     199,817
   DFDS A.S................................................     816      39,562
   DSV A.S.................................................  11,779     264,958
   East Asiatic Co., Ltd. A.S..............................   3,691      71,279
  *FLSmidth & Co. A.S......................................   3,859     227,739
  *Genmab A.S..............................................   4,878      67,922
   GN Store Nord A.S.......................................  43,400     680,186
  *H&H International A.S. Series B.........................   1,940       9,865
   H. Lundbeck A.S.........................................   6,332     110,157
   Harboes Bryggeri A.S....................................     511       7,765
   IC Companys A.S.........................................   1,797      31,480
   Jeudan A.S..............................................     667      51,686
  *Jyske Bank A.S..........................................  15,541     473,078
  *NeuroSearch A.S.........................................   2,979       2,350
  #NKT Holding A.S.........................................   6,939     232,588
   Nordjyske Bank A.S......................................     140       1,998

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
DENMARK -- (Continued)
   Norresundby Bank A.S.....................................     195 $    5,760
   Novozymes A.S. Series B..................................   1,990     54,982
 #*Pandora A.S..............................................  13,254    210,450
  *Parken Sport & Entertainment A.S.........................     848      9,935
   Per Aarsleff A.S. Series B...............................     320     22,238
   Ringkjoebing Landbobank A.S..............................     968    133,993
   Rockwool International A.S. Series B.....................   2,130    200,495
   Royal Unibrew A.S........................................   1,489    118,526
   Schouw & Co. A.S.........................................   4,272     97,634
   SimCorp A.S..............................................     445     97,107
   Solar Holdings A.S. Series B.............................   1,286     79,693
 #*Spar Nord Bank A.S.......................................  12,806     56,433
  *Sydbank A.S..............................................  19,847    363,559
   TDC A.S..................................................  34,040    234,696
   Tivoli A.S...............................................       1        514
 #*TK Development A.S.......................................   4,894     11,911
  *Topdanmark A.S...........................................   1,093    221,661
  *TopoTarget A.S...........................................  61,560     26,039
   Tryg A.S.................................................   2,508    163,756
  *United International Enterprises A.S.....................     456     77,788
 #*Vestas Wind Systems A.S..................................  28,434    164,392
  *Vestjysk Bank A.S........................................   1,419      3,530
  *Zealand Pharma A.S.......................................     157      2,815
                                                                     ----------
TOTAL DENMARK...............................................          6,326,334
                                                                     ----------
FINLAND -- (1.6%)
   Ahlstrom Oyj.............................................   6,437    107,097
   Aktia Oyj Series A.......................................   1,905     14,144
  #Alma Media Oyj...........................................   6,053     37,366
   Amer Sports Oyj..........................................  20,376    288,731
   Aspo Oyj.................................................   1,177      8,976
   Atria P.L.C..............................................   2,419     16,243
  *Bank of Aland P.L.C. Series B............................       5         49
   BasWare Oyj..............................................      30        835
  #Cargotec Oyj Series B....................................   5,432    119,805
   Citycon Oyj..............................................  13,332     43,668
   Cramo Oyj................................................   5,196     52,851
  *Elektrobit Corp. Oyj.....................................  47,687     43,543
   Elisa Oyj................................................   5,993    128,603
  *Finnair Oyj..............................................  26,833     76,495
  *Finnlines Oyj............................................     894      9,138
   Fiskars Oyj Abp..........................................   3,717     76,702
   Fortum Oyj...............................................   8,167    151,154
   F-Secure Oyj.............................................  14,826     31,191
   HKScan Oyj Series A......................................   4,025     17,610
   Huhtamaki Oyj............................................  21,027    355,519
   Ilkka-Yhtyma Oyj.........................................   3,592     23,283
   KCI Konecranes Oyj.......................................   4,682    148,879
  #Kemira Oyj...............................................  24,572    326,898
  *Kesko Oyj Series A.......................................     726     23,239
   Kesko Oyj Series B.......................................  13,360    417,771
  #Kone Oyj Series B........................................   2,842    203,796
   Laennen Tehtaat Oyj......................................     276      5,065
   Lassila & Tikanoja Oyj...................................   4,999     76,662
   Lemminkainen Oyj.........................................   2,049     41,906
 #*Mesta Board Oyj..........................................  45,152    135,537
   Metso Oyj................................................   5,589    196,556
  #Neste Oil Oyj............................................  34,837    436,255
  #Nokia Oyj................................................ 317,142    852,629
   Nokian Renkaat Oyj.......................................   2,400     99,952
   Okmetic Oyj..............................................   2,360     14,169

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
FINLAND -- (Continued)
   Olvi Oyj Series A........................................   1,764 $   45,841
   Oriola-KD Oyj Series B...................................  35,693     96,698
   Orion Oyj Series A.......................................   2,849     70,609
   Orion Oyj Series B.......................................   5,412    133,911
  *Outokumpu Oyj............................................ 189,746    161,244
   Outotec Oyj..............................................   3,651    178,394
   PKC Group Oyj............................................   2,649     48,109
   Pohjola Bank P.L.C. Series A.............................  25,713    350,761
   Ponsse Oyj...............................................     608      4,841
   Poyry Oyj................................................   4,941     20,514
   Raisio P.L.C. Series V...................................  34,264    135,409
   Ramirent Oyj.............................................   8,349     62,482
  #Rautaruukki Oyj Series K.................................  22,228    140,957
  *Ruukki Group Oyj.........................................  27,643     17,305
   Saga Furs Oyj............................................     284      7,157
   Sampo Oyj Series A.......................................  16,901    529,904
  #Sanoma Oyj...............................................  15,986    155,447
  *Scanfil P.L.C............................................   9,299     10,272
   Sievi Capital P.L.C......................................   9,299     11,558
   Stockmann Oyj Abp Series A...............................   2,666     52,045
  #Stockmann Oyj Abp Series B...............................   5,450    102,519
   Stora Enso Oyj Series R.................................. 113,500    717,954
   Technopolis Oyj..........................................   6,838     31,107
  #Tieto Oyj................................................  12,024    230,781
   Tikkurila Oyj............................................   3,682     69,772
   UPM-Kymmene Oyj..........................................  91,616    983,653
  #Uponor Oyj Series A......................................   6,171     69,624
   Vacon Oyj................................................   1,144     58,700
   Vaisala Oyj Series A.....................................   1,578     32,747
   Wartsila OYJ Abp.........................................   4,750    192,362
   Yit Oyj..................................................  15,587    307,360
                                                                     ----------
TOTAL FINLAND...............................................          9,612,354
                                                                     ----------
FRANCE -- (5.8%)
   Accor SA.................................................   3,175     99,211
   Aeroports de Paris SA....................................     813     62,919
 #*Air France-KLM...........................................  25,594    213,962
  #Akka Technologies SA.....................................   1,584     44,769
 #*Alcatel-Lucent SA........................................ 400,699    409,706
 #*Alcatel-Lucent SA Sponsored ADR..........................  32,900     34,216
   Alstom SA................................................   3,558    121,622
   Altamir Amboise SA.......................................   5,023     45,073
   Alten SA.................................................   4,315    135,791
  *Altran Technologies SA...................................  27,098    182,537
   April SA.................................................   3,167     56,017
 #*Archos SA................................................   3,060     12,383
   Arkema SA................................................   6,195    565,288
 #*Artprice.com SA..........................................   1,930     79,784
   Assystem.................................................   1,977     36,688
   AtoS SA..................................................   4,104    275,550
   Audika Groupe SA.........................................   1,518     18,021
   AXA SA...................................................  35,933    572,723
   AXA SA Sponsored ADR.....................................  14,588    232,387
   Axway Software SA........................................     565      8,842
   Beneteau SA..............................................   7,535     75,302
  *BioAlliance Pharma SA....................................   1,326      7,036
   bioMerieux SA............................................     640     62,018
   BNP Paribas SA...........................................  27,532  1,397,432
   Boiron SA................................................   1,252     40,081
   Bollore SA...............................................   1,030    305,441
   Bonduelle SCA............................................     786     72,314

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
FRANCE -- (Continued)
   Bongrain SA...............................................  1,358 $   81,127
   Bourbon SA................................................  9,560    258,109
  *Boursorama SA.............................................  5,104     30,638
   Bouygues SA............................................... 17,798    427,765
  *Bull SA................................................... 15,005     43,821
   Cap Gemini SA............................................. 12,092    508,689
   Carrefour SA.............................................. 10,179    245,828
   Casino Guichard Perrachon SA..............................  4,550    397,172
  *Cegedim SA................................................    820     14,650
   Cegid Group...............................................    946     18,254
   CFAO SA...................................................  2,193    105,864
   Christian Dior SA.........................................    535     76,862
   Cie de Saint-Gobain SA.................................... 29,285  1,031,567
   Cie des Alpes.............................................    295      5,271
  *Cie Generale de Geophysique - Veritas SA.................. 11,543    375,779
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR.... 16,300    529,424
   Cie Generale des Etablissements Michelin SA Series B...... 15,059  1,298,153
   Cie Generale D'Optique Essilor Intenational SA............  2,283    205,865
   Ciments Francais SA.......................................  1,109     67,443
  *Club Mediterranee SA......................................  7,709    122,543
   CNP Assurances SA......................................... 19,956    281,996
  *Credit Agricole SA........................................ 62,424    471,188
   Dassault Systemes SA......................................    955    100,756
   Derichebourg SA........................................... 18,582     52,557
   Devoteam SA...............................................    983     11,343
   Edenred SA................................................  3,153     91,244
   Eiffage SA................................................  6,746    232,139
   Electricite de France SA..................................  3,293     69,683
   Electricite de Strasbourg SA..............................     88     10,786
   Eramet SA.................................................    427     54,300
   Esso SA Francaise.........................................    803     57,469
   Establissements Maurel et Prom SA......................... 12,171    169,640
  *Etam Developpement SA.....................................    518      9,363
   Euler Hermes SA...........................................  3,745    258,427
  *Euro Disney SCA...........................................  2,997     20,097
   Eurofins Scientific SA....................................    808    125,076
   European Aeronautic Defence & Space Co. SA................  5,781    205,744
  #Eutelsat Communications SA................................  2,295     73,488
   Faiveley Transport SA.....................................  1,151     64,200
   Faurecia SA...............................................  7,107    107,007
   Fimalac SA................................................    796     35,505
   France Telecom SA......................................... 22,820    255,070
   France Telecom SA Sponsored ADR...........................  3,032     34,019
  *GameLoft SA...............................................  6,034     41,369
  #GDF Suez SA............................................... 36,708    842,531
   Gemalto NV................................................  4,232    382,234
   GFI Informatique SA.......................................  7,854     28,611
   GL Events SA..............................................  2,268     49,988
   Groupe Eurotunnel SA...................................... 77,456    589,860
   Groupe Flo SA.............................................  2,320      8,907
  *Groupe Partouche SA.......................................  2,401      2,773
   Groupe Steria SCA.........................................  6,555    105,954
   Guerbet SA................................................    133     14,518
  *Haulotte Group SA.........................................  3,182     19,692
   Havas SA.................................................. 55,982    283,320
  *Hi-Media SA...............................................  7,835     20,261
   Iliad SA..................................................    182     28,045
   Imerys SA.................................................  2,826    158,983
   Ingenico SA...............................................  5,047    267,230
   Ipsen SA..................................................  2,012     51,976
   Ipsos SA..................................................  5,684    199,822

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
FRANCE -- (Continued)
   Jacquet Metal Service SA..................................  2,357 $   22,982
   JCDecaux SA...............................................  2,330     49,324
   Korian SA.................................................  2,164     33,365
   L.D.C. SA.................................................    210     20,702
   Lafarge SA................................................ 19,443  1,139,926
   Lagardere SCA............................................. 22,161    606,732
   Laurent-Perrier SA........................................    548     46,742
   Legrand SA................................................  4,078    157,324
   Lisi SA...................................................    788     52,300
   M6 Metropole Television SA................................  4,349     60,671
   Maisons France Confort SA.................................    139      4,156
   Manitou BF SA.............................................  3,827     59,449
   Manutan International SA..................................    234      9,410
  *Maurel & Prom Nigeria SA.................................. 12,171     30,616
   Medica SA.................................................  8,235    147,244
   Mersen SA.................................................  4,512    114,199
   Natixis SA................................................ 93,215    305,938
  *Naturex SA................................................    711     49,764
  #Neopost SA................................................  2,678    146,821
  #Nexans SA.................................................  5,666    241,267
   Nexity SA.................................................  7,014    216,261
  *NicOx SA.................................................. 14,169     44,126
   Norbert Dentressangle SA..................................  1,053     71,603
   NRJ Group SA..............................................  3,822     25,709
   Oeneo SA..................................................  4,862     13,185
  #Orpea SA..................................................  4,069    166,371
 #*PagesJaunes Groupe SA.....................................  3,741      6,809
  *Parrot SA.................................................    206      7,147
   Pernod-Ricard SA..........................................  2,185    235,316
 #*Peugeot SA................................................ 24,907    159,766
  #Pierre & Vacances SA......................................    947     15,984
   Plastic Omnium SA.........................................  4,905    135,613
   PPR SA....................................................  3,379    595,675
   Publicis Groupe SA........................................  1,966    105,962
   Rallye SA.................................................  5,624    171,607
  *Recylex SA................................................  3,276     17,601
   Remy Cointreau SA.........................................    864     89,580
   Renault SA................................................ 18,400    825,032
   Rexel SA.................................................. 20,631    373,668
   Robertet SA...............................................    246     41,142
   Rubis SCA.................................................  1,843    112,450
   SA des Ciments Vicat......................................  2,600    140,148
   Safran SA.................................................  5,906    235,257
   Saft Groupe SA............................................  5,200    115,656
   Samse SA..................................................     40      2,727
   Sanofi SA................................................. 19,474  1,710,343
   Sanofi SA ADR.............................................    880     38,588
   Sartorius Stedim Biotech SA...............................  1,037     93,841
   Schneider Electric SA.....................................  5,307    332,294
   SCOR SE................................................... 32,016    854,862
   SEB SA....................................................  1,077     70,125
   Seche Environnement SA....................................    578     18,937
   Sechilienne SA............................................  3,555     60,965
  *Sequana SA................................................ 11,367     17,644
   SES SA....................................................  3,759    104,049
   Societe BIC SA............................................  1,862    227,207
   Societe d'Edition de Canal Plus SA........................  9,370     56,256
   Societe des Bains de Mer et du Cercle des Etrangers a
     Monaco SA...............................................    408     15,095
  *Societe Generale SA....................................... 59,410  1,894,701
   Societe Internationale de Plantations d'Heveas SA.........    378     29,347
   Societe Marseillaise du Tunnel Prado Carenage SA..........    200      6,620

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           Shares   Value++
                                                           ------ -----------
FRANCE -- (Continued)
   Societe Television Francaise 1 SA...................... 21,966 $   188,776
   Sodexo SA..............................................  1,066      82,119
 #*Soitec SA.............................................. 27,889      83,872
   Somfy SA...............................................    303      52,119
   Sopra Group SA.........................................    565      26,667
  *Ste Industrielle d'Aviation Latecoere SA...............    998      11,334
   Stef SA................................................  1,194      62,208
   STMicroelectronics NV.................................. 97,570     574,661
   STMicroelectronics NV ADR.............................. 14,700      86,583
   Store Electronic SA....................................  1,158      13,692
   Suez Environnement SA..................................  4,879      51,794
   Sword Group SA.........................................  2,537      41,058
   Synergie SA............................................  4,436      40,916
  *Technicolor SA......................................... 23,209      58,962
   Technip SA.............................................  2,861     322,693
   Teleperformance SA..................................... 13,710     415,150
   Thales SA..............................................  2,245      79,026
 #*Theolia SA............................................. 18,387      34,353
   Total Gabon SA.........................................     17       7,619
   Total SA...............................................  5,700     287,109
   Total SA Sponsored ADR................................. 15,900     801,360
   Touax SA...............................................    379      12,283
 #*Transgene SA...........................................  1,632      17,274
   Trigano SA.............................................  3,671      39,828
  *UbiSoft Entertainment SA............................... 22,466     209,032
   Union Financiere de France Banque SA...................    730      17,353
   Valeo SA...............................................  6,816     300,132
   Vallourec SA........................................... 11,668     479,979
  #Veolia Environnement SA................................  5,977      59,161
  *Vetoquinol SA..........................................     88       2,943
   Viel et Compagnie SA................................... 10,410      36,292
  #Vilmorin & Cie SA......................................    943     112,049
   Vinci SA...............................................  5,641     250,042
   Virbac SA..............................................    612     106,609
   Vivendi SA............................................. 53,400   1,094,244
   VM Materiaux SA........................................     25         526
   Vranken-Pommery Monopole SA............................     95       3,010
   Zodiac Aerospace SA....................................  2,641     270,792
                                                                  -----------
TOTAL FRANCE..............................................         35,986,929
                                                                  -----------
GERMANY -- (5.0%)
  *Aareal Bank AG......................................... 11,538     248,103
   Adidas-Salomon AG......................................  4,493     382,968
  *ADVA Optical Networking SE.............................  8,160      45,906
  *Air Berlin P.L.C.......................................  9,292      18,427
  #Aixtron SE............................................. 11,242     147,461
   ALBA SE................................................    497      40,081
   Allgeier SE............................................    325       4,478
   Allianz SE............................................. 10,175   1,263,987
   Allianz SE Sponsored ADR............................... 11,988     150,449
   Amadeus Fire AG........................................    140       6,498
   Asian Bamboo AG........................................  1,832      14,069
   Aurubis AG.............................................  8,666     548,616
  #Axel Springer AG.......................................  3,048     130,788
   Balda AG...............................................  1,332       8,750
   BASF SE................................................  5,093     422,464
  #Bauer AG...............................................  2,995      64,839
   Bayer AG...............................................  5,180     451,658
   Bayerische Motoren Werke AG............................  8,606     688,011
   BayWa AG...............................................  3,204     145,205
   Bechtle AG.............................................  4,093     154,460

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
GERMANY -- (Continued)
   Beiersdorf AG..........................................     921 $   67,002
   Bertrandt AG...........................................     498     41,679
   Bijou Brigitte AG......................................     416     29,053
   Bilfinger SE...........................................   3,996    391,576
   Biotest AG.............................................     741     45,622
  *Borussia Dortmund GmbH & Co. KGaA......................  13,961     46,439
   Brenntag AG............................................     760     95,896
   CANCOM AG..............................................   3,065     47,542
   Carl Zeiss Meditec AG..................................   3,515     96,477
   CAT Oil AG.............................................   2,861     20,668
  *Celesio AG.............................................  18,589    360,371
   CENIT AG...............................................   1,384     11,867
   Centrotec Sustainable AG...............................   1,644     29,704
   Cewe Color Holding AG..................................     786     34,632
   Comdirect Bank AG......................................   5,079     49,918
  *Commerzbank AG......................................... 289,927    556,970
  *Constantin Medien AG...................................  11,950     22,227
   Continental AG.........................................   2,293    230,789
   CropEnergies AG........................................   6,908     41,984
   CTS Eventim AG.........................................   1,572     46,675
 #*Curanum AG.............................................   1,848      4,498
   DAB Bank AG............................................   5,739     25,147
   Daimler AG.............................................  25,279  1,184,185
  #Delticom AG............................................     800     44,862
   Deutsche Bank AG.......................................  29,192  1,334,366
   Deutsche Boerse AG.....................................   3,214    174,152
   Deutsche Lufthansa AG..................................  32,999    504,852
   Deutsche Post AG.......................................  30,092    596,600
   Deutsche Telekom AG....................................  47,332    539,984
   Deutsche Telekom AG Sponsored ADR......................  26,160    299,532
  #Deutsche Wohnen AG.....................................   9,581    175,468
  *Deutz AG...............................................  17,349     76,101
  *Dialog Semiconductor P.L.C.............................   3,072     61,176
   Douglas Holding AG.....................................   3,954    193,011
   Dr. Hoenle AG..........................................     339      5,003
   Draegerwerk AG & Co. KGaA..............................     318     25,650
  #Drillisch AG...........................................  10,745    132,441
   Duerr AG...............................................   1,177     88,293
   E.ON AG................................................  43,404    988,091
   Eckert & Ziegler AG....................................     837     24,459
   Elmos Semiconductor AG.................................   1,774     15,367
   ElreingKlinger AG......................................   2,547     71,003
  #Euromicron AG..........................................   2,040     53,164
  *Evotec AG..............................................  18,777     67,340
   Fielmann AG............................................     103     10,036
   Fraport AG.............................................   6,284    368,766
  #Freenet AG.............................................  27,925    462,220
   Fresenius Medical Care AG & Co. KGaA...................     579     40,683
   Fresenius Medical Care AG & Co. KGaA ADR...............   1,000     70,380
   Fresenius SE & Co. KGaA................................   1,933    220,412
   Fuchs Petrolub AG......................................     497     30,975
  *GAGFAH SA..............................................   4,662     53,057
   GEA Group AG...........................................   9,316    291,477
   Gerresheimer AG........................................   5,778    286,794
   Gerry Weber International AG...........................   2,100     95,492
   Gesco AG...............................................     631     53,396
   GFK SE.................................................   2,571    117,123
 #*Gigaset AG.............................................  14,453     20,059
   Gildemeister AG........................................  12,931    239,991
   Grammer AG.............................................   3,754     73,153
   Grenkeleasing AG.......................................   1,404     94,764

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           Shares Value++
                                                           ------ --------
GERMANY -- (Continued)
  *GSW Immobilien AG......................................    809 $ 33,253
   H&R AG.................................................  1,796   29,589
   Hamburger Hafen und Logistik AG........................    933   22,685
   Hannover Rueckversicherung AG..........................  7,599  535,372
 #*Hansa Group AG.........................................  3,842   11,227
 #*Heidelberger Druckmaschinen AG......................... 57,042   85,613
  #Heidelberger Zement AG................................. 13,728  729,528
   Henkel AG & Co. KGaA...................................  1,143   74,008
  *Hochtief AG............................................  5,194  258,004
  *Homag Group AG.........................................    168    2,168
   Indus Holding AG.......................................  4,832  121,653
  #Infineon Technologies AG ADR........................... 51,964  360,630
   Isra Vision AG.........................................    173    4,818
 #*IVG Immobilien AG...................................... 23,191   57,736
   Jenoptik AG............................................ 11,659  110,469
  *Joyou AG...............................................    888   10,078
   K+S AG.................................................  1,891   89,623
  *Kabel Deutschland Holding AG...........................  2,230  160,903
  *Kloeckner & Co. SE..................................... 24,275  220,085
  *Koenig & Bauer AG......................................  1,664   30,279
   Kontron AG............................................. 11,842   55,664
  #Krones AG..............................................  2,060  121,528
   KSB AG.................................................     37   19,697
  *Kuka AG................................................  4,102  123,136
   KWS Saat AG............................................    348   99,953
   Lanxess AG.............................................  5,244  433,827
   Leoni AG...............................................  6,203  207,249
   Linde AG...............................................  1,833  308,460
  *Loewe AG...............................................    280    1,322
  *Lotto24 AG.............................................    805    3,550
   LPKF Laser & Electronics AG............................    494   10,112
   MAN SE.................................................  1,448  146,331
  *Manz AG................................................    429   11,682
   Merck KGaA.............................................  2,481  317,328
   Metro AG...............................................  8,392  241,927
   MLP AG................................................. 10,982   70,663
  *Morphosys AG...........................................  3,794  128,981
   MTU Aero Engines Holding AG............................  2,153  180,991
   Muehlbauer Holding & Co. AG............................    110    2,798
   Munchener Rueckversicherungs-Gesellschaft AG...........  5,454  877,564
   MVV Energie AG.........................................    320    9,172
   Nemetschek AG..........................................    206    9,177
 #*Nordex SE..............................................  7,951   27,824
   NORMA Group AG.........................................  1,862   51,479
   OHB AG.................................................    406    7,939
  *Patrizia Immobilien AG.................................  5,977   42,216
   Pfeiffer Vacuum Technology AG..........................    740   75,654
   PNE Wind AG............................................ 20,016   49,567
 #*Praktiker AG........................................... 11,320   21,144
   Progress-Werk Oberkirch AG.............................    133    4,947
   PSI AG Gesellschaft Fuer Produkte und Systeme der
     Informationstechnologie..............................  1,387   26,507
   Puma SE................................................    203   57,934
  *QIAGEN NV.............................................. 24,936  434,409
   QSC AG................................................. 16,029   43,732
  *R Stahl AG.............................................    325   11,247
   Rational AG............................................    372   94,168
   Rheinmetall AG......................................... 10,158  485,495
   Rhoen-Klinikum AG...................................... 22,436  436,952
  *RIB Software AG........................................     80      497
   RWE AG................................................. 21,427  980,595
  *SAF-Holland SA.........................................  7,448   48,452

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
GERMANY -- (Continued)
   Salzgitter AG..........................................   7,704 $   333,166
  #SGL Carbon SE..........................................   5,961     237,754
   Siemens AG.............................................   2,924     294,618
  #Siemens AG Sponsored ADR...............................   4,862     490,624
 #*Singulus Technologies AG...............................  14,065      22,701
  #Sixt AG................................................   3,716      69,146
   SKW Stahl-Metallurgie Holding AG.......................     773      14,392
 #*Sky Deutschland AG.....................................  60,705     264,589
 #*SMA Solar Technology AG................................     678      14,563
   SMT Scharf AG..........................................     508      14,778
   Software AG............................................   3,426     137,582
  #Solarworld AG..........................................  15,913      27,518
   Stada Arzneimittel AG..................................   9,624     291,469
  *STRATEC Biomedical AG..................................     386      16,265
 #*Stroer Out-of-Home Media AG............................   2,285      20,149
   Suedzucker AG..........................................   5,483     212,548
  *Suss Microtec AG.......................................   4,481      42,293
   Symrise AG.............................................   5,966     214,599
  #TAG Immobilien AG......................................  20,774     240,124
   Takkt AG...............................................   3,906      50,151
   ThyssenKrupp AG........................................  28,705     654,114
  *Tipp24 SE..............................................   1,213      59,838
  #Tom Tailor Holding AG..................................   1,468      31,303
  *TUI AG.................................................  34,569     324,380
   United Internet AG.....................................   4,184      83,729
  *Verbio AG..............................................   1,930       4,119
   Volkswagen AG..........................................     901     176,195
  #Vossloh AG.............................................   1,407     141,923
   VTG AG.................................................   3,057      48,032
  #Wacker Chemie AG.......................................   1,871     105,788
   Wacker Neuson SE.......................................   5,977      81,469
  *Washtec AG.............................................   5,709      67,440
   Wincor Nixdorf AG......................................   1,966      87,671
   Wirecard AG............................................   7,399     169,456
   XING AG................................................      84       4,779
                                                                   -----------
TOTAL GERMANY.............................................          30,696,688
                                                                   -----------
GREECE -- (0.4%)
  *Alpha Bank A.E.........................................  80,019     187,604
  *Bank of Cyprus P.L.C................................... 171,745      72,662
   Bank of Greece S.A.....................................   3,497      58,398
   Coca-Cola Hellenic Bottling Co. S.A....................   5,162     110,555
   Coca-Cola Hellenic Bottling Co. S.A. ADR...............   2,412      50,966
  *Cyprus Popular Bank PCL................................ 157,583      12,764
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A...  13,381       5,317
  *Ellaktor S.A...........................................  23,131      45,240
  *Eurobank Ergasias SA...................................  45,521      53,044
   EYDAP Athens Water Supply & Sewage Co. S.A.............   2,339      13,362
  *Folli Follie Group S.A.................................   8,653     118,198
  *Fourlis Holdings S.A...................................   6,512      16,837
  *Frigoglass S.A.........................................  10,274      59,590
  *GEK Terna Holding Real Estate Construction S.A.........  11,494      20,228
   Hellenic Exchanges S.A.................................  15,367      68,653
   Hellenic Petroleum S.A.................................  16,831     131,916
  *Hellenic Telecommunication Organization Co. S.A........  33,069     145,827
   Intralot S.A.-Integrated Lottery Systems & Services....  21,273      42,794
   JUMBO S.A..............................................  23,577     156,102
  *Lamda Development S.A..................................   2,665      11,834
  *Marfin Investment Group Holdings S.A................... 146,593      65,301
   Metka S.A..............................................   6,296      57,283
   Motor Oil (Hellas) Corinth Refineries S.A..............  16,366     142,574

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
GREECE -- (Continued)
  *Mytilineos Holdings S.A................................    18,602 $   84,458
  *National Bank of Greece S.A............................   191,290    448,136
 #*National Bank of Greece S.A. ADR.......................     8,288     19,643
   OPAP S.A...............................................     9,292     59,391
  *Piraeus Bank S.A.......................................   174,297     94,084
   Piraeus Port Authority S.A.............................       870     14,193
  *Public Power Corp. S.A.................................     5,009     28,759
  *Sarantis S.A...........................................     1,038      3,470
  *Sidenor Steel Products Manufacturing Co. S.A...........     5,520      8,006
  *Teletypos S.A. Mega Channel............................     1,037        356
   Terna Energy S.A.......................................     6,722     20,085
  *Titan Cement Co. S.A...................................    10,050    187,258
  *TT Hellenic Postbank S.A...............................    30,534      6,649
  *Viohalco Hellenic Copper & Aluminum Industry S.A.......    25,814    110,592
                                                                     ----------
TOTAL GREECE..............................................            2,732,129
                                                                     ----------
HONG KONG -- (2.3%)
   AAC Technologies Holdings, Inc.........................     8,000     28,638
   AIA Group, Ltd.........................................    32,400    127,560
   Alco Holdings, Ltd.....................................    68,000     14,286
   Allied Group, Ltd......................................     6,000     15,926
   Allied Properties (H.K.), Ltd..........................   650,540     90,002
  *Apac Resources, Ltd....................................   600,000     20,471
   APT Satellite Holdings, Ltd............................    78,000     21,577
   Asia Financial Holdings, Ltd...........................    98,000     38,091
   Asia Satellite Telecommunications Holdings, Ltd........    27,000     86,077
   Asia Standard International Group, Ltd.................   230,000     40,831
   ASM Pacific Technology, Ltd............................     2,900     32,260
   Associated International Hotels, Ltd...................    10,000     24,769
   Bank of East Asia, Ltd.................................    37,941    139,920
  *Birmingham International Holdings, Ltd.................   326,000      6,394
   BOC Hong Kong Holdings, Ltd............................    25,000     76,812
  #Bonjour Holdings, Ltd..................................   168,000     21,618
   Bossini International Holdings, Ltd....................   160,000      8,019
  *Brightoil Petroleum Holdings, Ltd......................   108,000     21,654
  *Brockman Mining, Ltd...................................   873,840     43,278
   Cafe de Coral Holdings, Ltd............................     8,000     23,659
  *Carico Holdings, Ltd...................................   400,000     16,493
  *Cathay Pacific Airways, Ltd............................   121,000    219,154
   Century Sunshine Group Holdings, Ltd...................   135,000      7,312
  *Chaoyue Group, Ltd.....................................    15,000        876
   Chen Hsong Holdings, Ltd...............................    48,000     12,973
   Cheung Kong Holdings, Ltd..............................    38,000    560,103
   Cheung Kong Infrastructure Holdings, Ltd...............     7,000     41,057
   Chevalier International Holdings, Ltd..................    20,000     25,512
  *China Billion Resources, Ltd...........................   198,000         --
  *China Boon Holdings, Ltd...............................   300,000      3,439
  *China Daye Non-Ferrous Metals Mining, Ltd..............   504,000     20,487
  *China Energy Development Holdings, Ltd.................   402,000      6,509
  *China Flavors & Fragrances Co., Ltd....................    18,102      3,298
  *China Infrastructure Investment, Ltd...................   532,000     12,299
   China Metal International Holdings, Ltd................   162,000     28,174
  *China Nuclear Industry 23 International Corp., Ltd.....    48,000     10,760
  *China Renji Medical Group, Ltd......................... 1,318,000         --
  *China Resources & Transportation Group, Ltd............   200,000      7,207
  *China Solar Energy Holdings, Ltd.......................   640,000      2,388
   China WindPower Group, Ltd.............................   730,000     19,381
   Chong Hing Bank, Ltd...................................    31,000     56,257
   Chow Sang Sang Holdings International, Ltd.............    33,000     70,065
   Chuang's Consortium International, Ltd.................   266,925     31,621
   Citic Telecom International Holdings, Ltd..............   211,000     48,354

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares   Value++
                                                           --------- --------
HONG KONG -- (Continued)
   City Telecom, Ltd. ADR.................................     3,100 $ 13,609
   CK Life Sciences International Holdings, Inc...........   564,000   45,027
   CNT Group, Ltd.........................................   406,000   19,880
  *CP Lotus Corp., Ltd....................................   260,000    4,717
   Cross-Harbour Holdings, Ltd. (The).....................     7,000    5,702
   CSI Properties, Ltd....................................   631,515   26,083
  *Culture Landmark Investment, Ltd.......................    39,600    3,117
  *Culturecom Holdings, Ltd...............................    50,000    9,536
   Dah Sing Banking Group, Ltd............................    66,760   66,182
   Dah Sing Financial Holdings, Ltd.......................    32,600  125,072
   Dickson Concepts International, Ltd....................    43,000   22,153
   Dorsett Hospitality International, Ltd.................    42,000    9,294
   EcoGreen Fine Chemicals Group, Ltd.....................     4,000      727
   Emperor Entertainment Hotel, Ltd.......................   265,000   49,462
   Emperor International Holdings, Ltd....................   283,750   67,843
   Emperor Watch & Jewellery, Ltd.........................   370,000   35,105
 #*Esprit Holdings, Ltd...................................   263,467  340,671
  *eSun Holdings, Ltd.....................................   198,000   29,541
   EVA Precision Industrial Holdings, Ltd.................   238,000   24,769
   Fairwood, Ltd..........................................     8,000   16,759
   Far East Consortium International, Ltd.................   135,580   26,972
   First Pacific Co., Ltd.................................    89,200   99,171
 #*Foxconn International Holdings, Ltd....................   474,000  163,843
  *Galaxy Entertainment Group, Ltd........................    51,000  174,531
  *Genting Hong Kong, Ltd.................................   400,000  126,151
   Get Nice Holdings, Ltd.................................   896,000   37,437
   Giordano International, Ltd............................    80,000   66,416
   Glorious Sun Enterprises, Ltd..........................   122,000   33,644
   Golden Resources Development International, Ltd........    90,000    4,174
  *Goldin Properties Holdings, Ltd........................     2,000    1,158
  *G-Resources Group, Ltd................................. 2,307,000  111,212
   Guotai Junan International Holdings, Ltd...............    62,000   18,265
   Haitong International Securities Group, Ltd............    28,270    9,761
   Hang Lung Group, Ltd...................................    72,000  424,176
   Hang Lung Properties, Ltd..............................   165,000  572,388
  #Hang Seng Bank, Ltd....................................     4,800   73,630
  #Harbour Centre Development, Ltd........................    36,000   54,800
   Henderson Land Development Co., Ltd....................    91,636  632,539
   HKR International, Ltd.................................   170,971   81,766
   Hon Kwok Land Investment Co., Ltd......................    62,000   23,060
   Hong Kong & Shanghai Hotels, Ltd.......................   101,500  133,857
  *Hong Kong Aircraft Engineering Co., Ltd................     1,600   21,800
   Hong Kong Exchanges & Clearing, Ltd....................     5,400   88,420
   Hongkong Chinese, Ltd..................................   164,000   27,053
   Hopewell Holdings, Ltd.................................   104,000  375,203
   Hsin Chong Construction Group, Ltd.....................    36,000    4,958
   Hung Hing Printing Group, Ltd..........................   150,000   22,022
   Hutchison Telecommunications Hong Kong Holdings, Ltd...   132,000   54,572
   Hutchison Whampoa, Ltd.................................    55,000  539,513
  *IDT International, Ltd.................................   434,000    7,261
  *Imagi International Holdings, Ltd......................   720,000   10,281
  *IRC, Ltd,..............................................   198,000   24,378
   IT, Ltd................................................    74,000   29,304
  *JLF Investment Co., Ltd................................   120,000    5,563
   Johnson Electric Holdings, Ltd.........................   141,000   89,978
   K Wah International Holdings, Ltd......................   282,612  127,885
   Keck Seng Investments (Hong Kong), Ltd.................    48,000   21,614
   Kerry Properties, Ltd..................................    64,500  320,607
  *King Stone Energy Group, Ltd...........................    78,000    4,915
   Kingmaker Footwear Holdings, Ltd.......................    72,000   10,252
   Kingston Financial Group, Ltd..........................   394,000   30,407

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares   Value++
                                                           --------- --------
HONG KONG -- (Continued)
   Kowloon Development Co., Ltd...........................    84,000 $ 96,402
  *Lai Sun Development Co., Ltd........................... 2,436,666   59,945
  *Lai Sun Garment International, Ltd.....................   138,000   17,626
   Lee & Man Chemical Co., Ltd............................     4,000    2,100
   Li & Fung, Ltd.........................................    72,000  120,108
   Lifestyle International Holdings, Ltd..................    18,000   38,230
   Lippo China Resources, Ltd.............................   304,000    7,823
   Lippo, Ltd.............................................     6,000    2,574
  *Lisi Group Holdings, Ltd...............................    98,000    3,912
   Liu Chong Hing Investment, Ltd.........................    16,000   16,635
   Luk Fook Holdings International, Ltd...................    24,000   59,949
   Lung Kee (Bermuda) Holdings, Ltd.......................    38,000   11,755
   Melco International Development, Ltd...................   230,000  221,700
  #Midland Holdings, Ltd..................................    96,584   48,587
  *Ming Fung Jewellery Group, Ltd.........................   486,000   22,165
   Miramar Hotel & Investment Co., Ltd....................    39,000   49,038
  *Mongolian Mining Corp..................................    60,500   29,560
   MTR Corp...............................................    28,025  108,955
  *Neo-Neon Holdings, Ltd.................................   205,000   44,212
  *New Smart Energy Group, Ltd............................   450,000    4,291
   New World Development Co., Ltd.........................   337,193  518,799
   NewOcean Green Energy Holdings, Ltd....................   204,000   78,328
  *Next Media, Ltd........................................    62,000   13,152
   NWS Holdings, Ltd......................................    96,476  146,144
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd..   265,000   13,483
   Orient Overseas International, Ltd.....................    39,500  249,711
   Oriental Watch Holdings, Ltd...........................   132,000   39,349
   Pacific Andes International Holdings, Ltd..............   322,224   18,049
   Pacific Basin Shipping, Ltd............................   438,000  233,207
   Pacific Textile Holdings, Ltd..........................    53,000   34,956
   Paliburg Holdings, Ltd.................................   108,000   33,970
  *Pan Asia Environmental Protection Group, Ltd...........    78,000    5,691
   PCCW, Ltd..............................................   167,000   67,279
  *Pearl Oriental Oil, Ltd................................   558,800   48,173
   Pico Far East Holdings, Ltd............................   158,000   38,702
  *PME Group, Ltd.........................................    80,000    1,754
  *PNG Resources Holdings, Ltd............................   608,000    9,408
   Polytec Asset Holdings, Ltd............................   415,000   48,507
   Public Financial Holdings, Ltd.........................    48,000   21,626
  *PYI Corp., Ltd.........................................   992,000   20,972
   Regal Hotels International Holdings, Ltd...............   172,000   75,512
   Richfield Group Holdings, Ltd..........................   136,000    6,464
  *Rising Development Holdings, Ltd.......................    74,000    3,051
   SA SA International Holdings, Ltd......................    58,000   39,713
  *Sandmartin International Holdings, Ltd.................     6,000      689
   SEA Holdings, Ltd......................................    62,000   43,035
   Shangri-La Asia, Ltd...................................   127,666  246,452
   Shenyin Wanguo, Ltd....................................    50,000   13,469
   Shun Tak Holdings, Ltd.................................   371,249  147,927
   Singamas Container Holdings, Ltd.......................   340,000   85,502
   Sino Land Co., Ltd.....................................   246,172  440,451
  *Sino-Tech International Holdings, Ltd..................   900,000    8,129
   SmarTone Telecommunications Holdings, Ltd..............    26,000   52,322
   SOCAM Development, Ltd.................................    65,768   67,547
   Soundwill Holdings, Ltd................................    16,000   29,022
  *South China (China), Ltd...............................   480,000   37,086
   Stella International Holdings, Ltd.....................    29,500   77,519
   Stelux Holdings International, Ltd.....................   206,800   46,263
   Sun Hung Kai & Co., Ltd................................   156,341   89,232
   Sun Hung Kai Properties, Ltd...........................    30,757  425,183
  *Superb Summit International Group, Ltd.................   313,000    9,175

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
HONG KONG -- (Continued)
  *Sustainable Forest Holdings, Ltd..................... 1,372,500 $    28,158
   Tai Cheung Holdings, Ltd.............................    79,000      62,596
   Tao Heung Holdings, Ltd..............................    66,000      36,035
  *Taung Gold International, Ltd........................   970,000      19,901
   Techtronic Industries Co., Ltd.......................   130,500     247,365
   Television Broadcasts, Ltd...........................     5,000      37,132
   Texwinca Holdings, Ltd...............................    58,000      45,965
  *Titan Petrochemicals Group, Ltd......................   620,000         200
   Tongda Group Holdings, Ltd...........................   410,000      16,862
  *Town Health International Investments, Ltd...........    76,000       4,063
  #Transport International Holdings, Ltd................    48,800     100,264
   Trinity, Ltd.........................................    48,000      33,487
 #*United Laboratories International Holdings, Ltd......
   (The)................................................   205,000     108,550
  *Up Energy Development Group, Ltd.....................    92,000       9,141
   Value Partners Group, Ltd............................    45,000      24,429
   Varitronix International, Ltd........................    81,000      29,301
   Victory City International Holdings, Ltd.............   206,024      21,737
   Vitasoy International Holdings, Ltd..................   100,000      94,582
   VST Holdings, Ltd....................................    86,000      15,037
  #VTech Holdings, Ltd..................................     3,000      35,538
   Wang On Group, Ltd...................................   880,000       9,613
   Wharf Holdings, Ltd..................................    57,000     389,742
   Wheelock & Co., Ltd..................................    78,000     341,736
   Wing Hang Bank, Ltd..................................    11,500     121,806
   Wing On Co. International, Ltd.......................    30,000      83,328
   Wing Tai Properties, Ltd.............................   124,000      76,591
   Wynn Macau, Ltd......................................    15,600      44,047
  #Xinyi Glass Holdings, Ltd............................   140,000      78,165
   YGM Trading, Ltd.....................................     5,000      11,991
   Yue Yuen Industrial Holdings, Ltd....................    24,000      82,298
                                                                   -----------
TOTAL HONG KONG.........................................            14,445,977
                                                                   -----------
IRELAND -- (0.7%)
   Aer Lingus Group P.L.C...............................    49,036      65,510
  *Anglo Irish Bank Corp. P.L.C.........................   105,210          --
   C&C Group P.L.C......................................    67,048     321,213
   CRH P.L.C............................................     8,597     160,021
   CRH P.L.C. Sponsored ADR.............................    59,771   1,114,729
   DCC P.L.C............................................    14,867     424,774
   Dragon Oil P.L.C.....................................    41,303     368,928
  *Elan Corp. P.L.C.....................................     4,564      49,670
  *Elan Corp. P.L.C. Sponsored ADR......................     8,300      89,640
   FBD Holdings P.L.C...................................     4,590      57,482
   Glanbia P.L.C........................................    15,713     148,951
  *Governor & Co. of the Bank of Ireland P.L.C. (The)... 2,839,487 335,421 *Governor & Co. of the Bank of Ireland P.L.C.
    Sponsored ADR (The).................................     4,731      25,264
   Grafton Group P.L.C..................................    47,196     205,766
   IFG Group P.L.C......................................     9,778      17,730
  *Independent News & Media P.L.C.......................     1,274         140
   Irish Continental Group P.L.C........................       457      11,145
  *Kenmare Resources P.L.C..............................    71,237      44,974
   Kerry Group P.L.C. Series A..........................     5,424     283,573
   Kingspan Group P.L.C.................................    24,842     259,083
   Paddy Power P.L.C....................................     3,568     263,228
  *Petroceltic International P.L.C......................   196,979      21,970
   Smurfit Kappa Group P.L.C............................    20,100     221,609
                                                                   -----------
TOTAL IRELAND...........................................             4,490,821
                                                                   -----------
ISRAEL -- (0.5%)
  *Africa Israel Investments, Ltd.......................    14,567      37,073
  *Alon Holdings Blue Square Israel, Ltd................     1,554       4,028

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
ISRAEL -- (Continued)
  *AL-ROV Israel, Ltd.....................................     798 $   17,929
  *AudioCodes, Ltd........................................   4,091      9,285
   Azrieli Group, Ltd.....................................   2,954     66,173
  *Bank Hapoalim B.M......................................  74,739    294,030
  *Bank Leumi Le-Israel B.M...............................  81,221    261,796
   Bezeq Israeli Telecommunication Corp., Ltd.............     993      1,210
  *Cellcom Israel, Ltd....................................     833      7,434
  *Ceragon Networks, Ltd..................................   5,455     23,950
  *Clal Biotechnology Industries, Ltd.....................   6,481     20,027
   Clal Industries, Ltd...................................  11,551     40,798
   Clal Insurance Enterprises Holdings, Ltd...............   3,607     49,025
   Delek Automotive Systems, Ltd..........................     824      5,156
   Delek Group, Ltd.......................................     194     36,890
   Delta-Galil Industries, Ltd............................     230      2,418
   DS Apex Holdings, Ltd..................................     436      2,046
   Elbit Systems, Ltd.....................................     879     30,947
   Elbit Systems, Ltd. ADR................................     500     17,765
   Electra, Ltd...........................................     641     54,333
   Elron Electronic Industries, Ltd.......................   1,825      8,642
  *Evogene, Ltd...........................................     604      2,650
  *EZchip Semiconductor, Ltd..............................   1,999     62,787
  *First International Bank of Israel, Ltd................   3,244     38,526
  *Formula Systems (1985), Ltd............................   1,313     20,886
   Frutarom Industries, Ltd...............................   4,837     52,092
  *Gilat Satellite Networks, Ltd..........................   4,767     21,247
  *Given Imaging, Ltd.....................................   1,795     32,318
   Golf & Co., Ltd........................................   2,258      7,025
  *Hadera Paper, Ltd......................................     183      7,974
   Harel Insurance Investments & Finances, Ltd............   1,678     63,227
   Hot Telecommunications Systems, Ltd....................   3,182     31,599
   Israel Chemicals, Ltd..................................   5,296     66,256
  *Israel Discount Bank, Ltd. Series A.................... 131,655    185,719
   Ituran Location & Control, Ltd.........................   2,289     28,510
  *Jerusalem Oil Exploration, Ltd.........................   2,037     34,260
  *Kamada, Ltd............................................     897      7,147
  *Kardan Yazamut, Ltd....................................   1,703        178
   Matrix IT, Ltd.........................................   1,405      6,127
  *Mellanox Technologies, Ltd.............................   3,101    234,025
  *Menorah Mivtachim Holdings, Ltd........................   8,326     63,803
   Migdal Insurance & Financial Holding, Ltd..............  30,975     41,737
  *Mizrahi Tefahot Bank, Ltd..............................  17,744    161,124
  *Naphtha Israel Petroleum Corp., Ltd....................   4,748     18,215
  *NICE Systems, Ltd. Sponsored ADR.......................   3,569    118,848
  *Nitsba Holdings (1995), Ltd............................     480      3,798
  *Nova Measuring Instruments, Ltd........................     700      4,940
  *Oil Refineries, Ltd.................................... 127,969     61,618
   Ormat Industries, Ltd..................................  10,284     54,625
   Osem Investments, Ltd..................................     634      9,574
   Partner Communications Co., Ltd........................   1,522      8,759
   Paz Oil Co., Ltd.......................................     624     82,228
  *Phoenix Holdings, Ltd. (The)...........................  12,198     25,366
   Plasson, Ltd...........................................     986     26,697
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd....     783     23,342
  *Retalix, Ltd...........................................   1,391     27,441
   Shikun & Binui, Ltd....................................   8,983     14,990
  *Strauss Group, Ltd.....................................   2,188     24,732
   Super-Sol, Ltd. Series B...............................   3,148      8,504
   Teva Pharmaceutical Industries, Ltd. Sponsored ADR.....  12,719    514,102
  *Tower Semiconductor, Ltd...............................   4,246     35,325
  *Union Bank of Israel, Ltd..............................   3,077     10,096
                                                                   ----------
TOTAL ISRAEL..............................................          3,233,372
                                                                   ----------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares   Value++
                                                           --------- --------
ITALY -- (2.3%)
  *A2A SpA................................................    20,702 $ 10,201
   ACEA SpA...............................................     3,054   16,806
   Acegas-APS SpA.........................................     2,087   15,039
   Alerion Cleanpower SpA.................................     2,833   13,834
   Amplifon SpA...........................................    10,160   47,123
   Ansaldo STS SpA........................................     7,467   60,766
  *Arnoldo Mondadori Editore SpA..........................    21,374   28,899
  *Ascopiave SpA..........................................     8,381   14,438
   Assicurazioni Generali SpA.............................    17,834  290,408
   Astaldi SpA............................................    14,297   92,045
  #Atlantia SpA...........................................     1,596   26,398
   Autogrill SpA..........................................     6,656   68,133
   Azimut Holding SpA.....................................    10,087  128,146
 #*Banca Carige SpA.......................................    80,694   74,705
   Banca Generali SpA.....................................     6,800   99,863
   Banca IFIS SpA.........................................     3,017   20,720
 #*Banca Monte Dei Paschi di Siena SpA.................... 1,051,110  290,559
   Banca Piccolo Credito Valtellinese Scarl...............    52,726   83,958
   Banca Popolare dell'Emilia Romagna Scarl...............    69,814  416,025
  *Banca Popolare dell'Etruria e del Lazio Scarl..........    15,139   16,698
  *Banca Popolare di Milano Scarl.........................   818,032  450,788
   Banca Popolare di Sondrio Scarl........................    59,941  343,313
   Banca Profilo SpA......................................    35,778   11,178
   Banco di Desio e della Brianza SpA.....................     6,850   18,201
  *Banco Popolare Scarl...................................   435,685  695,254
   BasicNet SpA...........................................     6,641   15,236
   Bonifica Terreni Ferraresi e Imprese Agricole SpA......       148    7,890
   Brembo SpA.............................................     6,992   71,388
  *Brioschi Sviluppo Immobiliare SpA......................    10,866    1,234
  #Buzzi Unicem SpA.......................................    22,500  267,741
   C.I.R. SpA - Compagnie Industriali Riunite.............    95,796  109,692
   Cairo Communication SpA................................     3,024    9,493
   Caltagirone Editore SpA................................     8,964   10,589
   Cementir Holding SpA...................................    14,591   30,788
   Credito Bergamasco SpA.................................       474    8,640
   Credito Emiliano SpA...................................    20,701   99,982
  #Danieli & Co. SpA......................................     1,971   56,459
   Datalogic SpA..........................................     3,058   26,244
   Davide Campari - Milano SpA............................    23,376  189,710
   De Longhi SpA..........................................     4,556   60,742
  *DeA Capital SpA........................................    23,966   39,791
   DiaSorin SpA...........................................     3,048  102,357
  *EI Towers SpA..........................................     1,405   37,085
  *Engineering Ingegneria Informatica SpA.................       729   25,793
   Eni SpA................................................    16,556  380,967
   Eni SpA Sponsored ADR..................................    10,306  472,942
   ERG SpA................................................    12,697   92,179
   Esprinet SpA...........................................     3,965   16,227
 #*Eurotech SpA...........................................     5,432    7,968
  #Falck Renewables SpA...................................    38,352   46,858
   Fiat Industrial SpA....................................    17,446  189,096
 #*Fiat SpA...............................................   137,109  671,008
 #*Finmeccanica SpA.......................................   117,666  583,552
  *Fondiaria-Sai SpA......................................    62,748   81,612
  *Gemina SpA.............................................   123,796  118,209
  #Geox SpA...............................................     7,588   21,696
   Gruppo Editoriale L'Espresso SpA.......................    23,990   23,821
  #Hera SpA...............................................    30,863   52,033
   Immsi SpA..............................................    51,070   25,430
   Impregilo SpA..........................................   125,178  505,491
   Indesit Co. SpA........................................     6,405   39,732

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
ITALY -- (Continued)
   Industria Macchine Automatiche SpA.....................     132 $     2,312
  #Interpump Group SpA....................................   7,628      58,058
   Intesa Sanpaolo SpA.................................... 272,792     439,437
   Iren SpA...............................................  20,180      11,375
   Italcementi SpA........................................  17,978      90,987
  *Italmobiliare SpA......................................   1,299      20,028
  *Juventus Football Club SpA.............................  18,350       5,108
  *KME Group SpA..........................................  36,247      16,416
  *Landi Renzo SpA........................................   7,410      13,490
   Lottomatica Group SpA..................................   7,064     152,041
   Luxottica Group SpA....................................   1,407      53,702
   Luxottica Group SpA Sponsored ADR......................     300      11,418
  *Maire Tecnimont SpA....................................  22,029      17,588
   MARR SpA...............................................   1,671      15,784
  #Mediaset SpA........................................... 103,937     182,576
   Mediobanca SpA.........................................  90,740     518,821
   Mediolanum SpA.........................................  13,332      65,447
  *Milano Assicurazioni SpA............................... 239,825     102,092
   Parmalat SpA...........................................  66,960     151,754
  #Piaggio & C. SpA.......................................  25,137      61,992
  #Pirelli & C. SpA.......................................  27,466     319,061
  *Poltrona Frau SpA......................................   2,894       3,657
 #*Prelios SpA............................................ 120,610      12,967
  *Premafin Finanziaria SpA...............................  32,033       6,470
   Prysmian SpA...........................................   8,594     165,699
 #*RCS MediaGroup SpA.....................................  14,264      26,009
   Recordati SpA..........................................  16,583     132,866
   Reply SpA..............................................     296       7,701
   Sabaf SpA..............................................     760       8,604
  *Safilo Group SpA.......................................  10,588      89,503
   Saipem SpA.............................................   2,928     131,932
  *Saras SpA..............................................  66,336      88,770
   SAVE SpA...............................................   7,283      67,632
  *Snai SpA...............................................     235         217
  *Societa Cattolica di Assicurazioni Scrl................   9,599     149,574
   Societa Iniziative Autostradali e Servizi SpA..........   8,046      67,001
   Sogefi SpA.............................................   8,308      19,955
   Sol SpA................................................   6,059      36,702
  *Sorin SpA..............................................  63,354     148,616
 #*Telecom Italia Media SpA...............................  98,726      21,019
   Telecom Italia SpA..................................... 508,550     469,193
  #Telecom Italia SpA Sponsored ADR.......................  32,914     302,480
   Tenaris SA ADR.........................................   2,700     101,574
   Terna Rete Elettrica Nazionale SpA.....................   6,851      25,758
   Tod's SpA..............................................     859     100,683
   Trevi Finanziaria SpA..................................   9,836      66,469
  *UniCredit SpA.......................................... 199,530     882,551
   Unione di Banche Italiane ScpA......................... 142,756     562,343
 #*Unipol Gruppo Finanziario SpA..........................  60,312     132,046
   Vianini Lavori SpA.....................................   1,509       6,092
   Vittoria Assicurazioni SpA.............................   3,490      21,206
  *Yoox SpA...............................................   2,309      34,991
   Zignago Vetro SpA......................................   2,758      15,984
                                                                   -----------
TOTAL ITALY...............................................          14,048,924
                                                                   -----------
JAPAN -- (18.2%)
   77 Bank, Ltd. (The)....................................  59,000     224,681
   A&D Co., Ltd...........................................   2,300       7,405
   Accordia Golf Co., Ltd.................................     275     195,720
   Achilles Corp..........................................  28,000      36,131
   Adeka Corp.............................................  19,400     146,313

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares Value++
                                                           ------ --------
JAPAN -- (Continued)
  *Aderans Co., Ltd.......................................  4,600 $ 60,197
   Advan Co., Ltd.........................................  2,600   27,277
   Advantest Corp.........................................  3,900   49,327
   Advantest Corp. ADR....................................  1,800   22,608
   Aeon Co., Ltd.......................................... 16,400  178,867
   Aeon Delight Co., Ltd..................................    800   16,461
   Aeon Fantasy Co., Ltd..................................    900   12,057
   Ahresty Corp...........................................  3,500   13,997
   Ai Holdings Corp.......................................  7,700   49,019
   Aica Kogyo Co., Ltd....................................  5,800   98,186
   Aichi Bank, Ltd. (The).................................  1,900  105,195
   Aichi Corp............................................. 10,300   41,075
   Aichi Steel Corp....................................... 24,000   89,373
   Aichi Tokei Denki Co., Ltd.............................  5,000   17,118
   Aida Engineering, Ltd.................................. 14,800   94,205
   Aigan Co., Ltd.........................................  4,200   16,364
   Aiphone Co., Ltd.......................................  1,700   29,462
   Air Water, Inc.........................................  3,000   37,591
   Airport Facilities Co., Ltd............................  6,100   28,128
   Aisan Industry Co., Ltd................................  7,900   60,108
   Aisin Seiki Co., Ltd...................................  3,500  102,215
   Ajinomoto Co., Inc..................................... 11,000  167,947
  #Akebono Brake Industry Co., Ltd........................  8,800   37,928
   Akita Bank, Ltd. (The)................................. 53,000  145,486
   Alconix Corp...........................................  1,000   16,407
   Alfresa Holdings Corp..................................  6,800  307,414
   Allied Telesis Holdings K.K............................ 20,700   18,428
  #Alpen Co., Ltd.........................................  5,200   95,399
   Alpha Systems, Inc.....................................  1,560   18,423
   Alpine Electronics, Inc................................ 11,500   99,950
  #Alps Electric Co., Ltd................................. 32,700  193,324
   Alps Logistics Co., Ltd................................  2,000   19,721
   Altech Corp............................................    600    4,758
   Amada Co., Ltd......................................... 60,000  304,662
   Amano Corp............................................. 12,900  105,867
   Amiyaki Tei Co., Ltd...................................      6   14,846
   Amuse, Inc.............................................    200    3,835
   Ando Corp.............................................. 25,000   28,197
   Anest Iwata Corp.......................................  7,000   26,517
   Anritsu Corp...........................................  6,000   75,477
   AOC Holdings, Inc......................................  8,000   27,468
   AOI Electronic Co., Ltd................................  1,000   14,768
   AOKI Holdings, Inc.....................................  3,939   87,564
   Aomori Bank, Ltd. (The)................................ 44,000  130,684
   Aoyama Trading Co., Ltd................................ 13,500  266,792
   Aozora Bank, Ltd....................................... 59,000  166,381
   Arakawa Chemical Industries, Ltd.......................  2,600   20,247
  *Arata Corp.............................................  5,000   20,475
   Araya Industrial Co., Ltd.............................. 17,000   22,790
   Arcland Sakamoto Co., Ltd..............................  3,500   50,732
   Arcs Co., Ltd..........................................  6,689  141,180
   Argo Graphics, Inc.....................................    500    6,494
   Ariake Japan Co., Ltd..................................  3,200   68,235
   Arisawa Manufacturing Co., Ltd.........................  6,500   15,464
   Arnest One Corp........................................  4,000   59,343
  *Arrk Corp..............................................  4,800   10,442
   As One Corp............................................  3,100   64,082
  #Asahi Co., Ltd.........................................  2,700   40,617
   Asahi Diamond Industrial Co., Ltd......................  6,000   53,136
   Asahi Glass Co., Ltd................................... 40,000  271,914
   Asahi Group Holdings, Ltd..............................  2,000   45,646

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
JAPAN -- (Continued)
   Asahi Holdings, Inc....................................   1,100 $ 18,552
   Asahi Kasei Corp.......................................  20,000  110,025
   Asahi Kogyosha Co., Ltd................................   2,000    6,614
   Asahi Organic Chemicals Industry Co., Ltd..............  15,000   35,525
   Asatsu-DK, Inc.........................................   4,500  103,393
  *Ashimori Industry Co., Ltd.............................   6,000    7,687
   Asics Corp.............................................   5,000   72,664
   ASKA Pharmaceutical Co., Ltd...........................   5,000   26,054
   Astellas Pharma, Inc...................................   1,000   49,738
   Asunaro Aoki Construction Co., Ltd.....................   3,500   18,952
   Ataka Construction & Engineering Co., Ltd..............   9,000   36,554
   Atom Corp..............................................   4,000   20,248
   Atsugi Co., Ltd........................................  40,000   45,616
   Autobacs Seven Co., Ltd................................   4,700  192,870
   Avex Group Holdings, Inc...............................   3,700   73,175
   Awa Bank, Ltd. (The)...................................  37,000  221,146
   Azbil Corp.............................................   2,800   57,281
   Bando Chemical Industries, Ltd.........................  15,000   45,671
   Bank of Iwate, Ltd. (The)..............................   3,600  166,868
   Bank of Kyoto, Ltd. (The)..............................  30,000  257,858
   Bank of Nagoya, Ltd. (The).............................  34,000  116,396
   Bank of Okinawa, Ltd. (The)............................   4,300  179,002
   Bank of Saga, Ltd. (The)...............................  32,000   70,195
   Bank of the Ryukyus, Ltd...............................   9,500  119,463
   Bank of Yokohama, Ltd. (The)........................... 109,000  501,623
   Belc Co., Ltd..........................................   3,000   44,310
   Belluna Co., Ltd.......................................   5,150   38,215
   Benesse Holdings, Inc..................................     400   19,267
  *Best Denki Co., Ltd....................................  10,000   13,925
  #Bic Camera, Inc........................................     104   50,812
   BML, Inc...............................................   1,200   30,249
   Bookoff Corp...........................................   2,500   20,611
   Bridgestone Corp.......................................   4,900  114,459
   Brother Industries, Ltd................................   6,400   60,359
   Bunka Shutter Co., Ltd.................................  10,000   42,696
   CAC Corp...............................................   5,800   48,838
   Calsonic Kansei Corp...................................  27,000  109,125
   Canon Electronics, Inc.................................   1,900   40,041
   Canon Marketing Japan, Inc.............................   9,200  134,085
   Canon, Inc.............................................   3,400  110,499
   Capcom Co., Ltd........................................   2,100   40,051
  #Casio Computer Co., Ltd................................  18,200  139,275
   Cawachi, Ltd...........................................   3,900   83,193
   Central Glass Co., Ltd.................................  43,000  124,458
   Central Sports Co., Ltd................................     500    7,152
   Century Tokyo Leasing Corp.............................   6,900  136,997
   Chiba Bank, Ltd. (The).................................  62,000  362,152
  *Chiba Kogyo Bank, Ltd. (The)...........................   9,400   47,151
   Chino Corp.............................................   4,000    9,827
   Chiyoda Co., Ltd.......................................   4,200  120,143
   Chiyoda Corp...........................................   2,000   32,307
   Chiyoda Integre Co., Ltd...............................   3,600   37,094
   Chofu Seisakusho Co., Ltd..............................     800   18,405
  #Chori Co., Ltd.........................................   4,700   51,364
   Chubu Shiryo Co., Ltd..................................   5,000   31,977
   Chuetsu Pulp & Paper Co., Ltd..........................  20,000   34,082
  #Chugai Ro Co., Ltd.....................................  13,000   34,854
   Chugoku Bank, Ltd. (The)...............................  24,000  330,300
   Chugoku Marine Paints, Ltd.............................  11,000   54,306
   Chukyo Bank, Ltd. (The)................................  25,000   56,336
   Chuo Denki Kogyo Co., Ltd..............................   3,100   10,490

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares  Value++
                                                            ------- --------
JAPAN -- (Continued)
   Chuo Spring Co., Ltd....................................   5,000 $ 17,065
   Citizen Holdings Co., Ltd...............................  39,400  199,965
   CKD Corp................................................   8,600   43,866
   Cleanup Corp............................................   4,000   26,232
   CMIC Holdings Co., Ltd..................................   1,400   21,375
   CMK Corp................................................  12,800   41,773
   Coca-Cola Central Japan Co., Ltd........................   7,600   93,415
   Coca-Cola West Co., Ltd.................................  10,300  157,900
   Cocokara fine, Inc......................................   3,000  101,032
   Colowide Co., Ltd.......................................   4,000   35,422
   Computer Engineering & Consulting, Ltd..................   1,700    9,760
   COMSYS Holdings Corp....................................  23,100  307,080
   Corona Corp.............................................   5,500   67,784
   Cosel Co., Ltd..........................................   2,200   28,408
   Cosmo Oil Co., Ltd...................................... 104,000  184,977
  #Cosmos Pharmaceutical Corp..............................     700   69,032
   Credit Saison Co., Ltd..................................  14,200  312,032
   Dai Nippon Printing Co., Ltd............................  55,000  389,733
   Dai Nippon Toryo, Ltd...................................  29,000   30,560
   Daibiru Corp............................................  13,800  111,652
   Daicel Corp.............................................  51,000  306,198
   Dai-Dan Co., Ltd........................................   4,000   23,632
   Daido Kogyo Co., Ltd....................................  11,000   17,661
   Daido Metal Co., Ltd....................................   7,000   47,904
   Daido Steel Co., Ltd....................................  28,000  121,428
   Daidoh, Ltd.............................................   4,600   26,267
 #*Daiei, Inc. (The).......................................  25,650   48,540
   Daifuku Co., Ltd........................................  23,500  117,477
   Daihatsu Motor Co., Ltd.................................   3,000   52,504
   Daihen Corp.............................................  23,000   61,641
   Daiho Corp..............................................  20,000   23,318
 #*Daiichi Chuo K.K........................................  37,000   29,202
   Daiichi Jitsugyo Co., Ltd...............................  11,000   46,029
   Daiichi Kigenso Kagaku-Kyogyo Co., Ltd..................     700   10,297
   Daiichi Kogyo Seiyaku Co., Ltd..........................  11,000   26,754
   Dai-ichi Life Insurance Co., Ltd. (The).................      40   46,119
   Daiichi Sankyo Co., Ltd.................................   3,800   58,163
  *Dai-ichi Seiko Co., Ltd.................................   1,500   20,515
   Daiken Corp.............................................  20,000   44,122
   Daiki Aluminium Industry Co., Ltd.......................   2,000    5,164
   Daikin Industries, Ltd..................................   3,000   83,047
  #Daikoku Denki Co., Ltd..................................   1,300   32,913
   Daikokutenbussan Co., Ltd...............................     400   12,714
   Daikyo, Inc.............................................  30,000   80,035
   Dainichi Co., Ltd.......................................     800    7,869
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.  18,000   75,541
   Dainippon Sumitomo Pharma Co., Ltd......................   8,100   93,164
   Daio Paper Corp.........................................  20,000  110,479
   Daisan Bank, Ltd. (The).................................  34,000   60,434
   Daiseki Co., Ltd........................................   2,900   39,118
   Daishi Bank, Ltd. (The).................................  69,000  228,007
   Daishinku Corp..........................................   2,000    5,670
   Daiso Co., Ltd..........................................  13,000   36,018
  #Daisyo Corp.............................................   2,000   25,121
   Daito Bank, Ltd. (The)..................................  23,000   20,165
   Daito Electron Co., Ltd.................................   1,200    4,966
   Daito Pharmaceutical Co., Ltd...........................   2,400   41,111
   Daito Trust Construction Co., Ltd.......................     500   50,468
   Daiwa House Industry Co., Ltd...........................  23,000  348,800
   Daiwa Industries, Ltd...................................   2,000    8,499
   Daiwa Securities Group, Inc............................. 153,447  612,125

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares Value++
                                                           ------ --------
JAPAN -- (Continued)
   Daiwabo Holdings Co., Ltd.............................. 57,000 $105,620
   DC Co., Ltd............................................  3,400    9,983
   DCM Holdings Co., Ltd.................................. 19,700  134,230
  #DeNa Co., Ltd..........................................    400   12,484
   Denki Kagaku Kogyo K.K................................. 72,000  222,316
   Denki Kogyo Co., Ltd................................... 13,000   59,804
   Denso Corp.............................................  5,500  172,684
   Dentsu, Inc............................................  3,000   70,865
   Denyo Co., Ltd.........................................  5,100   54,052
   Descente, Ltd.......................................... 15,000   87,788
   DIC Corp............................................... 32,000   59,004
  *Digital Garage, Inc....................................      8   15,428
  #Disco Corp.............................................    800   39,479
   Don Quijote Co., Ltd...................................    600   23,647
  #Doshisha Co., Ltd......................................  3,300   91,846
   Doutor Nichires Holdings Co., Ltd......................  8,000  100,697
   Dowa Holdings Co., Ltd................................. 14,000   93,416
  #Dr. Ci:Labo Co., Ltd...................................      4   12,856
   DTS Corp...............................................  6,800   93,938
   Dunlop Sports Co., Ltd.................................  4,600   58,638
   Duskin Co., Ltd........................................ 11,300  214,614
   Dwango Co., Ltd........................................     14   23,156
   eAccess, Ltd...........................................    540  272,519
   Eagle Industry Co., Ltd................................  6,000   37,540
   Earth Chemical Co., Ltd................................    100    3,713
   Ebara Corp............................................. 90,000  352,948
  #Edion Corp............................................. 20,500   87,613
   Ehime Bank, Ltd. (The)................................. 43,000  109,953
   Eidai Co., Ltd.........................................  1,000    4,010
   Eighteenth Bank, Ltd. (The)............................ 38,000   99,632
   Eiken Chemical Co., Ltd................................  3,400   46,721
   Eizo Nanao Corp........................................  4,300   67,461
   Elematec Corp..........................................  2,574   32,932
   Enplas Corp............................................  2,700   96,452
   EPS Corp...............................................     15   44,765
   ESPEC Corp.............................................  5,400   43,271
   Exedy Corp.............................................  6,400  125,101
   Ezaki Glico Co., Ltd...................................  4,000   45,103
   F&A Aqua Holdings, Inc.................................  2,600   30,745
   Faith, Inc.............................................    176   18,571
   FALCO SD HOLDINGS Co., Ltd.............................    400    4,726
   Fancl Corp.............................................  8,700   93,490
  #FCC Co., Ltd...........................................  4,200   75,431
 #*FDK Corp............................................... 15,000   12,025
 #*Ferrotec Corp..........................................  3,300   12,989
   FIDEA Holdings Co., Ltd................................ 32,400   64,148
 #*First Baking Co., Ltd..................................  4,000    4,012
  *First Juken Co., Ltd...................................    600    6,304
   Foster Electric Co., Ltd...............................  3,600   52,418
   FP Corp................................................    500   37,587
   France Bed Holdings Co., Ltd........................... 30,000   63,613
   F-Tech, Inc............................................  1,200   18,847
  *Fudo Tetra Corp........................................ 23,300   30,698
   Fuji Co., Ltd..........................................  1,400   29,530
   Fuji Corp, Ltd.........................................  7,200   38,741
   Fuji Electric Co., Ltd................................. 59,000  119,691
   Fuji Electronics Co., Ltd..............................  1,700   22,779
   Fuji Furukawa Engineering & Construction Co., Ltd......  2,000    4,385
   Fuji Heavy Industries, Ltd............................. 25,000  241,003
  *Fuji Kosan Co., Ltd....................................    100      550
   Fuji Media Holdings, Inc...............................     44   65,163

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares Value++
                                                           ------ --------
JAPAN -- (Continued)
   Fuji Oil Co., Ltd......................................  9,600 $127,778
   Fuji Seal International, Inc...........................  2,300   48,999
  #Fuji Soft, Inc.........................................  4,300   91,291
   Fujibo Holdings, Inc................................... 23,000   95,039
   Fujicco Co., Ltd.......................................  3,000   38,476
   FUJIFILM Holdings Corp................................. 12,000  202,565
   Fujikura Kasei Co., Ltd................................  7,100   30,023
   Fujikura, Ltd.......................................... 83,000  230,955
   Fujimi, Inc............................................  5,300  103,498
   Fujimori Kogyo Co., Ltd................................  2,800   66,335
   Fujitec Co., Ltd....................................... 15,000   89,889
   Fujitsu Frontech, Ltd..................................  3,600   19,109
   Fujitsu General, Ltd...................................  1,000    8,683
   Fujitsu, Ltd........................................... 35,000  134,657
   FuKoKu Co., Ltd........................................  1,100    9,606
  #Fukuda Corp............................................ 10,000   37,963
   Fukui Bank, Ltd. (The)................................. 49,000  103,303
   Fukuoka Financial Group, Inc........................... 68,000  265,919
   Fukushima Bank, Ltd. (The)............................. 53,000   33,855
   Fukushima Industries Corp..............................  1,200   21,107
  #Fukuyama Transporting Co., Ltd......................... 22,000  115,483
   Funai Consulting, Inc..................................  3,700   24,334
  *Furukawa Co., Ltd...................................... 57,000   50,722
  *Furukawa Electric Co., Ltd............................. 97,000  193,436
   Furukawa-Sky Aluminum Corp............................. 24,000   56,288
   Furusato Industries, Ltd...............................    600    5,263
   Fuso Pharmaceutical Industries, Ltd.................... 14,000   45,219
  *Futaba Industrial Co., Ltd.............................  9,400   35,335
   Fuyo General Lease Co., Ltd............................  4,300  120,324
   Gakken Holdings Co., Ltd............................... 14,000   38,398
   Gecoss Corp............................................  5,100   34,594
   Geo Holdings Corp......................................     43   48,330
   GLOBERIDE, Inc.........................................  5,000    6,834
   Glory, Ltd............................................. 14,300  347,064
   GMO Internet, Inc......................................  5,000   34,996
   Godo Steel, Ltd........................................ 34,000   50,697
   Goldcrest Co., Ltd.....................................  4,790   72,020
  #Goldwin, Inc...........................................  7,000   42,890
 #*Gourmet Kineya Co., Ltd................................  7,000   45,766
  #GS Yuasa Corp..........................................  7,000   27,288
   GSI Creos Corp......................................... 26,000   35,157
   G-Tekt Corp............................................  1,500   28,555
  #Gulliver International Co., Ltd........................    920   35,226
   Gun Ei Chemical Industry Co., Ltd...................... 12,000   29,159
   Gunma Bank, Ltd. (The)................................. 67,000  323,236
   Gunze, Ltd............................................. 43,000  107,688
   H2O Retailing Corp..................................... 18,000  185,158
   Hachijuni Bank, Ltd. (The)............................. 48,000  247,959
   Hakudo Co., Ltd........................................  1,500   13,963
   Hakuhodo DY Holdings, Inc..............................  2,910  174,392
   Hakuto Co., Ltd........................................  3,000   27,330
   Hamakyorex Co., Ltd....................................  1,600   49,879
   Hamamatsu Photonics K.K................................  1,400   48,538
   Hankyu Hanshin Holdings, Inc........................... 66,000  365,368
   Hanwa Co., Ltd......................................... 42,000  146,816
   Happinet Corp..........................................  2,800   23,609
   Harashin Narus Holdings Co., Ltd.......................  3,000   55,897
   Harima Chemicals, Inc..................................  2,100    9,648
   Haruyama Trading Co., Ltd..............................    300    1,490
  *Haseko Corp............................................ 76,500   48,833
  *Hayashikane Sangyo Co., Ltd............................  1,000      803

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
JAPAN -- (Continued)
  #Hazama Corp............................................  15,200 $ 33,700
   Heiwa Corp.............................................   1,700   26,719
   Heiwa Real Estate Co., Ltd.............................   8,800  102,947
   Heiwado Co., Ltd.......................................   7,700  107,152
   Hibiya Engineering, Ltd................................   5,900   66,579
   Hiday Hidaka Corp......................................   2,280   37,244
   Higashi-Nippon Bank, Ltd...............................  41,000   88,418
   Higo Bank, Ltd. (The)..................................  38,000  224,252
   Hikari Tsushin, Inc....................................   2,000  110,508
  *HI-LEX Corp............................................     700   10,412
   Hino Motors, Ltd.......................................   8,000   61,839
   Hioki EE Corp..........................................   1,100   18,775
   Hiroshima Bank, Ltd. (The).............................  87,000  309,475
   Hisaka Works, Ltd......................................   7,000   48,703
   Hisamitsu Pharmaceutical Co., Inc......................     600   31,023
  *Hitachi Cable, Ltd.....................................  43,000   56,508
   Hitachi Capital Corp...................................  10,700  205,489
   Hitachi Chemical Co., Ltd..............................   6,700   94,493
  #Hitachi Construction Machinery Co., Ltd................   1,500   24,661
   Hitachi High-Technologies Corp.........................   3,000   65,748
   Hitachi Koki Co., Ltd..................................  12,700   91,095
   Hitachi Kokusai Electric, Inc..........................  10,000   67,844
   Hitachi Medical Corp...................................   5,000   61,445
   Hitachi Metals, Ltd....................................   4,000   37,475
   Hitachi Tool Engineering, Ltd..........................   4,800   44,915
   Hitachi Transport System, Ltd..........................   3,700   55,540
   Hitachi Zosen Corp..................................... 124,000  155,365
   Hitachi, Ltd...........................................   4,000   21,213
   Hitachi, Ltd. ADR......................................   4,900  257,054
  #Hodogaya Chemical Co., Ltd.............................  11,000   20,538
   Hogy Medical Co., Ltd..................................   1,600   81,862
   Hokkaido Electric Power Co., Inc.......................   3,400   28,001
   Hokkaido Gas Co., Ltd..................................   1,000    2,831
   Hokkan Holdings, Ltd...................................   8,000   22,555
   Hokko Chemical Industry Co., Ltd.......................   2,000    5,490
   Hokkoku Bank, Ltd. (The)...............................  68,000  245,490
   Hokuetsu Bank, Ltd. (The)..............................  48,000   92,033
  #Hokuetsu Kishu Paper Co., Ltd..........................  28,500  146,028
   Hokuhoku Financial Group, Inc.......................... 214,000  340,246
   Hokuriku Electric Industry Co., Ltd....................  29,000   31,639
   Hokuriku Electric Power Co., Inc.......................   1,600   15,891
   Hokuto Corp............................................   1,800   35,977
  #Honda Motor Co., Ltd. Sponsored ADR....................  14,859  448,147
   H-One Co., Ltd.........................................     900    7,011
  #Honeys Co., Ltd........................................   1,350   21,510
   Horiba, Ltd............................................   4,000  109,142
   Hoshizaki Electric Co., Ltd............................   2,800   76,239
   Hosiden Corp...........................................  16,400   88,941
   Hosokawa Micron Corp...................................  10,000   55,335
   House Foods Corp.......................................  11,700  188,831
   Howa Machinery, Ltd....................................  28,000   26,341
   Hyakugo Bank, Ltd. (The)...............................  51,000  223,171
   Hyakujishi Bank, Ltd. (The)............................  54,000  211,706
   Ibiden Co., Ltd........................................  17,100  215,642
   IBJ Leasing Co., Ltd...................................   5,200  131,428
  #Ichibanya Co., Ltd.....................................     400   12,843
  *Ichikoh Industries, Ltd................................  11,000   15,475
   Ichinen Holdings Co., Ltd..............................   6,000   36,413
   Ichiyoshi Securities Co., Ltd..........................   8,400   43,914
   Idec Corp..............................................   4,600   36,121
   Idemitsu Kosan Co., Ltd................................   2,100  180,740

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares Value++
                                                           ------ --------
JAPAN -- (Continued)
   Ihara Chemical Industry Co., Ltd.......................  7,000 $ 33,110
   IHI Corp............................................... 47,000   98,981
   Iida Home Max Co., Ltd.................................  4,800   42,350
   Iino Kaiun Kaisha, Ltd................................. 20,700   59,115
   Ikyu Corp..............................................     16    8,247
   Imasen Electric Industrial Co., Ltd....................  3,600   41,795
   Imperial Hotel, Ltd....................................    200    5,282
   Inaba Denki Sangyo Co., Ltd............................  4,100  111,922
   Inaba Seisakusho Co., Ltd..............................  1,600   19,664
   Inabata & Co., Ltd..................................... 12,000   77,561
   Inageya Co., Ltd.......................................  3,400   41,550
   Ines Corp.............................................. 10,100   64,443
   Information Services International-Dentsu, Ltd.........  2,600   22,668
   Innotech Corp..........................................  4,400   18,372
   Inpex Corp.............................................     56  319,025
   Intage, Inc............................................    500   10,326
   Internet Initiative Japan, Inc.........................  2,000   52,258
 #*Inui Steamship Co., Ltd................................  4,100   10,063
  *Iriso Electronics Co., Ltd.............................    300    4,159
   Iseki & Co., Ltd....................................... 36,000   82,593
   Isetan Mitsukoshi Holdings, Ltd........................ 31,100  304,425
  *Ishihara Sangyo Kaisha, Ltd............................ 90,000   69,907
   Ishii Iron Works Co., Ltd..............................  3,000    4,851
   Isuzu Motors, Ltd...................................... 45,000  238,031
   IT Holdings Corp....................................... 18,400  229,320
   ITC Networks Corp......................................  3,700   29,651
  #Ito En, Ltd............................................  1,400   26,345
   ITOCHU Corp............................................ 15,000  150,143
   Itochu Enex Co., Ltd................................... 13,800   72,150
   Itochu Techno-Solutions Corp...........................    600   31,042
   Itochu-Shokuhin Co., Ltd...............................  1,600   58,490
   Itoham Foods, Inc...................................... 30,000  119,886
   Itoki Corp.............................................  8,153   50,719
   Iwai Cosmo Holdings, Inc...............................  3,500   11,875
   Iwaki & Co., Ltd.......................................  3,000    6,457
  *Iwasaki Electric Co., Ltd.............................. 14,000   20,020
   Iwatani Corp........................................... 15,000   58,790
  *Iwatsu Electric Co., Ltd............................... 12,000    8,420
   Iyo Bank, Ltd. (The)................................... 47,000  363,392
   Izumi Co., Ltd.........................................  2,600   63,182
   Izumiya Co., Ltd....................................... 14,000   69,291
   J. Front Retailing Co., Ltd............................ 79,000  410,815
  *Janome Sewing Machine Co., Ltd......................... 23,000   16,424
   Japan Airport Terminal Co., Ltd........................  7,100   77,177
   Japan Aviation Electronics Industry, Ltd............... 10,000   79,726
   Japan Carlit Co., Ltd..................................    900    4,521
   Japan Cash Machine Co., Ltd............................  2,000   17,048
   Japan Digital Laboratory Co., Ltd......................  4,500   46,895
   Japan Drilling Co., Ltd................................  1,400   40,534
   Japan Pulp & Paper Co., Ltd............................ 18,000   53,657
 #*Japan Radio Co., Ltd................................... 12,000   27,534
  #Japan Steel Works, Ltd. (The)..........................  5,000   29,639
   Japan Transcity Corp................................... 11,000   37,625
   Japan Vilene Co., Ltd..................................  6,000   25,483
   Japan Wool Textile Co., Ltd. (The)..................... 13,000   89,251
   Jastec Co., Ltd........................................    600    4,126
   JBCC Holdings, Inc.....................................  6,000   41,531
  *Jeol, Ltd.............................................. 16,000   33,305
   JFE Holdings, Inc...................................... 17,360  245,018
   Jidosha Buhin Kogyo Co., Ltd...........................  3,000    9,391
  *Jimoto Holdings, Inc................................... 23,500   37,781

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
JAPAN -- (Continued)
   JMS Co., Ltd...........................................   7,000 $ 21,901
  *Joban Kosan Co., Ltd...................................  11,000   15,021
   J-Oil Mills, Inc.......................................  19,000   49,288
   Joshin Denki Co., Ltd..................................  10,000  109,505
   Joyo Bank, Ltd. (The)..................................  62,000  300,050
   JSP Corp...............................................   6,600   85,414
   JSR Corp...............................................   3,200   54,891
   JTEKT Corp.............................................  19,100  143,433
  #Juki Corp..............................................  17,000   20,873
   Juroku Bank, Ltd.......................................  65,000  210,928
  #JVC Kenwood Holdings, Inc..............................  29,070  103,184
   JX Holdings, Inc.......................................  56,170  299,165
  #kabu.com Securities Co., Ltd...........................   6,400   17,665
  #Kadokawa Group Holdings, Inc...........................   4,800  147,551
   Kaga Electronics Co., Ltd..............................   4,100   37,353
   Kagome Co., Ltd........................................   1,900   38,739
   Kagoshima Bank, Ltd. (The).............................  36,000  229,521
   Kajima Corp............................................  26,843   74,341
   Kakaku.com, Inc........................................   1,000   34,231
   Kaken Pharmaceutical Co., Ltd..........................   5,000   77,444
   Kameda Seika Co., Ltd..................................   1,400   34,754
   Kamei Corp.............................................   9,000   77,758
   Kamigumi Co., Ltd......................................  42,000  338,731
   Kanagawa Chuo Kotsu Co., Ltd...........................   6,000   35,313
   Kanamoto Co., Ltd......................................   5,000   61,021
   Kandenko Co., Ltd......................................  25,000  116,437
   Kaneka Corp............................................  50,000  243,914
  *Kanematsu Corp.........................................  60,000   70,777
   Kanematsu Electronics, Ltd.............................   2,100   23,335
   Kansai Paint Co., Ltd..................................   6,000   64,633
  #Kanto Denka Kogyo Co., Ltd.............................   6,000    9,484
   Kanto Natural Gas Development Co., Ltd.................   7,000   37,031
   Kasai Kogyo Co., Ltd...................................   8,000   32,545
   Kasumi Co., Ltd........................................  11,800   77,023
  *Katakura Industries Co., Ltd...........................   6,300   54,439
   Kato Sangyo Co., Ltd...................................   5,000   90,435
   Kato Works Co., Ltd....................................  19,000   52,457
   KAWADA TECHNOLOGIES, Inc...............................     200    2,591
   Kawai Musical Instruments Manufacturing Co., Ltd.......  14,000   29,301
   Kawasaki Heavy Industries, Ltd.........................  24,000   49,371
 #*Kawasaki Kisen Kaisha, Ltd............................. 210,000  266,188
   Kawasumi Laboratories, Inc.............................   5,000   27,253
  #Keihan Electric Railway Co., Ltd.......................   9,000   43,507
   Keihin Corp............................................   9,500  114,691
   Keisei Electric Railway Co., Ltd.......................   6,000   55,006
   Keiyo Bank, Ltd. (The).................................  59,000  258,656
  #Keiyo Co., Ltd.........................................   3,000   16,008
  *Kenedix, Inc...........................................     403   52,356
   Kewpie Corp............................................   7,500  123,867
   Key Coffee, Inc........................................   4,700   91,388
   Kikkoman Corp..........................................  10,000  132,778
   Kimoto Co., Ltd........................................   4,600   24,571
   Kinden Corp............................................  23,000  144,002
   Kinki Sharyo Co., Ltd..................................   7,000   22,556
   Kintetsu World Express, Inc............................   1,800   50,698
   Kinugawa Rubber Industrial Co., Ltd....................   5,000   29,245
   Kirin Holdings Co., Ltd................................  10,680  134,067
   Kisoji Co., Ltd........................................   2,500   51,274
   Kitagawa Iron Works Co., Ltd...........................  22,000   36,664
   Kita-Nippon Bank, Ltd. (The)...........................   1,200   32,784
   Kitano Construction Corp...............................  17,000   41,104

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
JAPAN -- (Continued)
   Kito Corp..............................................      12 $ 10,045
   Kitz Corp..............................................  25,200  106,427
   Kiyo Holdings, Inc..................................... 182,000  248,738
   Koa Corp...............................................   8,600   67,258
   Koatsu Gas Kogyo Co., Ltd..............................   8,000   41,628
  *Kobe Steel, Ltd........................................ 217,000  190,495
  #Kohnan Shoji Co., Ltd..................................   6,000   72,652
   Koito Manufacturing Co., Ltd...........................   7,000   86,950
  #Kojima Co., Ltd........................................   9,400   32,853
   Kokuyo Co., Ltd........................................  17,800  138,299
  #KOMAIHALTEC, Inc.......................................  12,000   31,713
   Komatsu Seiren Co., Ltd................................   9,000   41,726
   Komatsu Wall Industry Co., Ltd.........................     500    6,725
   Komeri Co., Ltd........................................   4,800  115,852
   Konaka Co., Ltd........................................   4,400   43,457
   Konami Co., Ltd........................................     500   11,478
   Konami Corp. ADR.......................................     200    4,620
   Konica Minolta Holdings, Inc...........................  43,000  286,074
   Konishi Co., Ltd.......................................   2,500   37,472
   Kose Corp..............................................   4,500   97,120
  #KRS Corp...............................................   1,700   20,024
 #*K's Holdings Corp......................................   3,680   98,410
   KU Holdings Co., Ltd...................................     400    2,251
   Kubota Corp. Sponsored ADR.............................   2,020  103,545
  *Kumagai Gumi Co., Ltd..................................  34,000   30,687
 #*Kumiai Chemical Industry Co., Ltd......................  10,000   45,335
   Kura Corp..............................................     400    5,573
   Kurabo Industries, Ltd.................................  44,000   67,808
   Kuraray Co., Ltd.......................................   7,000   81,358
   Kureha Corp............................................  27,000  105,005
   Kurimoto, Ltd..........................................  27,000   82,562
   Kurita Water Industries, Ltd...........................   1,100   24,972
   Kuroda Electric Co., Ltd...............................   7,400   83,389
   Kurosaki Harima Corp...................................  15,000   34,612
  #KYB Co., Ltd...........................................  33,000  118,768
   Kyocera Corp...........................................     500   43,979
   Kyocera Corp. Sponsored ADR............................   1,252  111,178
   Kyodo Printing Co., Ltd................................  19,000   42,612
   Kyodo Shiryo Co., Ltd..................................  18,000   20,546
  #Kyoei Steel, Ltd.......................................   4,000   62,377
   Kyokuto Kaihatsu Kogyo Co., Ltd........................   5,700   47,472
   Kyokuto Securities Co., Ltd............................   7,300   55,460
   Kyokuyo Co., Ltd.......................................  18,000   39,947
   KYORIN Holdings, Inc...................................   8,000  169,135
   Kyoritsu Maintenance Co., Ltd..........................   2,000   42,807
   Kyosan Electric Manufacturing Co., Ltd.................  10,000   32,577
   Kyoto Kimono Yuzen Co., Ltd............................   1,000   12,090
   Kyowa Exeo Corp........................................  22,500  236,158
   Kyowa Hakko Kirin Co., Ltd.............................  17,000  180,952
   Kyudenko Corp..........................................   8,000   36,204
  *Laox Co., Ltd..........................................  11,000    3,305
   Lawson, Inc............................................     800   58,792
   LEC, Inc...............................................     700    8,748
  *Leopalace21 Corp.......................................  32,800   98,754
   Life Corp..............................................   2,200   33,979
   Lintec Corp............................................  10,900  188,543
  #Lion Corp..............................................   6,000   34,665
   LIXIL Group Corp.......................................  12,700  280,775
  #Look, Inc..............................................   8,000   39,402
   Macnica, Inc...........................................   3,000   59,109
  #Macromill, Inc.........................................   2,000   24,461

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
JAPAN -- (Continued)
   Maeda Corp.............................................  35,000 $154,828
   Maeda Road Construction Co., Ltd.......................  17,000  213,463
   Maezawa Kasei Industries Co., Ltd......................     900    9,402
   Maezawa Kyuso Industries Co., Ltd......................   2,100   26,553
   Makino Milling Machine Co., Ltd........................  26,000  122,245
  #Makita Corp. Sponsored ADR.............................   1,988   81,508
   Mandom Corp............................................   1,500   39,586
   Mars Engineering Corp..................................   2,800   66,711
   Marubeni Corp..........................................   7,000   45,359
   Marubun Corp...........................................   2,700   11,258
   Marudai Food Co., Ltd..................................  27,000   94,727
   Maruetsu, Inc. (The)...................................   9,000   29,652
   Maruha Nichiro Holdings, Inc...........................  35,000   57,513
   Marui Group Co., Ltd...................................  36,100  259,682
   Marusan Securities Co., Ltd............................  11,900   36,784
  #Maruwa Co., Ltd........................................   2,100   61,856
   Maruwn Corp............................................   5,100   11,959
   Maruyama Manufacturing Co., Inc........................  11,000   21,102
  *Maruzen CHI Holdings Co., Ltd..........................     700    1,939
   Maruzen Showa Unyu Co., Ltd............................   7,000   20,429
   Matsuda Sangyo Co., Ltd................................   2,200   29,259
   Matsui Construction Co., Ltd...........................   7,000   24,377
  #Matsui Securities Co., Ltd.............................   5,600   37,765
   Matsumotokiyoshi Holdings Co., Ltd.....................   9,100  219,145
  *Matsuya Co., Ltd.......................................   2,100   22,026
   Matsuya Foods Co., Ltd.................................   2,100   38,040
   Max Co., Ltd...........................................   7,000   76,570
   Maxvalu Tokai Co., Ltd.................................   1,500   21,186
  *Mazda Motor Corp....................................... 235,000  280,290
   MEC Co., Ltd...........................................   3,400    9,543
   Medipal Holdings Corp..................................  19,600  249,615
   Megachips Corp.........................................   2,300   51,386
   Megmilk Snow Brand Co., Ltd............................   7,000  118,189
   Meidensha Corp.........................................  13,000   45,793
   MEIJI Holdings Co., Ltd................................   4,950  226,483
   Meisei Industrial Co., Ltd.............................   2,000    6,319
   Meitec Corp............................................   1,800   39,631
   Meito Sangyo Co., Ltd..................................   1,100   13,990
   Meiwa Estate Co., Ltd..................................   2,000    8,854
   Meiwa Trading Co., Ltd.................................  11,100   44,058
  #Melco Holdings, Inc....................................   2,100   43,832
   Michinoku Bank, Ltd. (The).............................  39,000   76,193
   Mie Bank, Ltd. (The)...................................  23,000   49,016
   Mikuni Coca-Cola Bottling Co., Ltd.....................   4,500   37,385
   Milbon Co., Ltd........................................     710   22,970
   Mimasu Semiconductor Industry Co., Ltd.................   4,000   31,441
   Minato Bank, Ltd. (The)................................  46,000   82,387
  #Minebea Co., Ltd.......................................  35,000  115,042
   Ministop Co., Ltd......................................   5,100   86,070
   Miraca Holdings, Inc...................................     800   33,785
   Mirait Holdings Corp...................................  15,010  121,639
   Misawa Homes Co., Ltd..................................   4,500   66,198
   Misumi Group, Inc......................................   3,400   83,534
   Mitani Corp............................................   1,200   13,054
   Mito Securities Co., Ltd...............................   9,000   15,960
   Mitsuba Corp...........................................   9,000   57,111
   Mitsubishi Chemical Holdings Corp...................... 121,500  481,209
   Mitsubishi Corp........................................  36,000  642,706
   Mitsubishi Electric Corp...............................   8,000   59,797
   Mitsubishi Gas Chemical Co., Inc.......................  64,789  320,109
   Mitsubishi Heavy Industries, Ltd.......................  49,000  206,392

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
JAPAN -- (Continued)
   Mitsubishi Kakoki Kaisha, Ltd..........................   7,000 $   11,495
   Mitsubishi Logistics Corp..............................  20,000    257,932
   Mitsubishi Materials Corp..............................  95,800    278,538
  *Mitsubishi Paper Mills, Ltd............................  65,000     55,355
   Mitsubishi Pencil Co., Ltd.............................   4,125     73,013
   Mitsubishi Shokuhin Co., Ltd...........................     400      9,752
   Mitsubishi Steel Manufacturing Co., Ltd................  36,000     61,430
   Mitsubishi Tanabe Pharma Corp..........................  21,400    308,473
   Mitsubishi UFJ Financial Group, Inc.................... 282,300  1,277,116
   Mitsubishi UFJ Financial Group, Inc. ADR...............  16,850     75,656
   Mitsuboshi Belting Co., Ltd............................  13,000     72,010
   Mitsui & Co., Ltd......................................  24,800    349,562
   Mitsui & Co., Ltd. Sponsored ADR.......................     471    132,525
   Mitsui Chemicals, Inc.................................. 144,000    297,683
   Mitsui Engineering & Shipbuilding Co., Ltd............. 163,000    196,046
   Mitsui Fudosan Co., Ltd................................   9,000    181,933
  *Mitsui High-Tec, Inc...................................   8,600     63,934
   Mitsui Home Co., Ltd...................................   6,000     29,257
   Mitsui Knowledge Industry Co., Ltd.....................      78     12,734
  *Mitsui Matsushima Co., Ltd.............................  29,000     41,076
  *Mitsui Mining & Smelting Co., Ltd...................... 129,000    273,075
   Mitsui O.S.K. Lines, Ltd............................... 106,000    254,075
   Mitsui Sugar Co., Ltd..................................  21,000     67,660
   Mitsui-Soko Co., Ltd...................................  18,000     55,045
  *Mitsumi Electric Co., Ltd..............................  19,400     93,376
   Mitsuuroko Holdings Co., Ltd...........................   3,000     19,546
   Miura Co., Ltd.........................................   2,200     50,278
   Miyachi Corp...........................................     600      3,797
 #*Miyaji Engineering Group, Inc..........................  23,000     39,184
   Miyazaki Bank, Ltd. (The)..............................  33,000     81,039
   Miyoshi Oil & Fat Co., Ltd.............................  20,000     24,822
   Mizuho Financial Group, Inc............................ 577,660    903,853
   Mizuno Corp............................................  22,000    102,573
   Mochida Pharmaceutical Co., Ltd........................   3,000     38,702
   Modec, Inc.............................................   1,600     32,498
   Monex Group, Inc.......................................     438     74,644
  #Mori Seiki Co., Ltd....................................  19,300    120,881
   Morinaga & Co., Ltd....................................  18,000     39,658
   Morinaga Milk Industry Co., Ltd........................  47,000    155,421
   Morita Holdings Corp...................................   5,000     42,008
   Mory Industries, Inc...................................   7,000     19,385
  #MOS Food Services, Inc.................................   1,400     26,779
   Moshi Moshi Hotline, Inc...............................   3,300     49,702
   Mr Max Corp............................................   8,900     34,676
   MS&AD Insurance Group Holdings, Inc....................  14,382    243,901
   Murakami Corp..........................................   2,000     22,910
   Murata Manufacturing Co., Ltd..........................   2,100    102,156
  #Musashi Seimitsu Industry Co., Ltd.....................   3,000     62,652
   Musashino Bank, Ltd....................................   7,700    220,546
  #Mutoh Holdings Co., Ltd................................   4,000      8,773
   Nabtesco Corp..........................................   3,600     67,187
   Nachi-Fujikoshi Corp...................................  27,000     83,942
   Nagaileben Co., Ltd....................................   1,800     26,430
   Nagano Bank, Ltd. (The)................................  12,000     22,844
   Nagase & Co., Ltd......................................  18,700    199,484
   Nagatanien Co., Ltd....................................   2,000     19,683
   Nagoya Railroad Co., Ltd...............................  12,000     32,762
   Nakabayashi Co., Ltd...................................   9,000     19,044
   Nakamuraya Co., Ltd....................................  10,083     49,764
  *Nakayama Steel Works, Ltd..............................  31,000     15,147
   Namco Bandai Holdings, Inc.............................   8,000    125,704

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
JAPAN -- (Continued)
   Nankai Electric Railway Co., Ltd.......................   9,000 $ 40,700
   Nanto Bank, Ltd. (The).................................  53,000  270,248
   Natori Co., Ltd........................................     700    7,650
   NEC Capital Solutions, Ltd.............................   1,400   19,655
  *NEC Corp............................................... 247,000  473,759
   NEC Fielding, Ltd......................................   4,400   51,659
   NEC Mobiling, Ltd......................................   3,000  124,805
   NEC Networks & System Integration Corp.................   4,900   89,515
   Net One Systems Co., Ltd...............................   5,400   60,106
   Neturen Co., Ltd.......................................   7,200   43,946
  *New Japan Chemical Co., Ltd............................   6,900   23,474
   NGK Insulators, Ltd....................................   2,000   22,300
   NGK Spark Plug Co., Ltd................................   8,000   89,588
   NHK Spring Co., Ltd....................................   9,000   75,167
   Nice Holdings, Inc.....................................   9,000   19,390
   Nichia Steel Works, Ltd................................  10,000   23,060
  #Nichias Corp...........................................  11,000   53,909
   Nichiban Co., Ltd......................................   9,000   28,204
  #Nichicon Corp..........................................  11,400   77,609
  *Nichiden Corp..........................................   1,400   37,767
   Nichiha Corp...........................................   6,300   67,635
   Nichii Gakkan Co.......................................   5,400   49,179
   Nichirei Corp..........................................  38,000  209,611
   Nichireki Co., Ltd.....................................   7,000   33,186
   Nidec Copal Electronics Corp...........................     200    1,022
   Nidec Corp.............................................     408   29,035
   Nidec Tosok Corp.......................................   3,200   21,034
   Nifco, Inc.............................................   2,800   63,630
   Nifty Corp.............................................      17   26,418
  #Nihon Chouzai Co., Ltd.................................     720   19,126
   Nihon Dempa Kogyo Co., Ltd.............................   5,700   61,875
   Nihon Eslead Corp......................................     700    6,024
   Nihon Kohden Corp......................................   2,100   78,118
   Nihon Nohyaku Co., Ltd.................................  12,000   53,227
   Nihon Parkerizing Co., Ltd.............................   7,000  105,643
   Nihon Trim Co., Ltd....................................     250    6,771
   Nihon Unisys, Ltd......................................  13,500   98,159
   Nihon Yamamura Glass Co., Ltd..........................  28,000   58,231
   Nikkiso Co., Ltd.......................................   8,000   95,528
   Nikko Co., Ltd.........................................   2,000    7,516
   Nintendo Co., Ltd......................................     400   51,640
   Nippo Corp.............................................  12,000  136,010
   Nippon Beet Sugar Manufacturing Co., Ltd...............  30,000   57,467
  #Nippon Carbide Industries Co., Inc.....................  11,000   27,343
   Nippon Carbon Co., Ltd.................................  29,000   49,458
  *Nippon Chemical Industrial Co., Ltd....................  18,000   22,348
 #*Nippon Chemi-Con Corp..................................  36,000   52,361
   Nippon Chemiphar Co., Ltd..............................   5,000   33,191
   Nippon Coke & Engineering Co., Ltd.....................  49,000   57,739
   Nippon Concrete Industries Co., Ltd....................   4,000   12,421
   Nippon Denko Co., Ltd..................................  26,000   60,892
   Nippon Densetsu Kogyo Co., Ltd.........................   7,000   63,700
   Nippon Denwa Shisetsu Co., Ltd.........................  10,000   30,425
   Nippon Electric Glass Co., Ltd.........................  38,000  193,407
   Nippon Express Co., Ltd................................  74,000  270,802
   Nippon Filcon Co., Ltd.................................   1,800    8,805
   Nippon Fine Chemical Co., Ltd..........................   4,800   31,764
   Nippon Flour Mills Co., Ltd............................  26,000  108,791
   Nippon Formula Feed Manufacturing Co., Ltd.............  18,000   23,027
  #Nippon Gas Co., Ltd....................................   2,700   47,203
   Nippon Hume Corp.......................................   2,000   10,151

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
JAPAN -- (Continued)
   Nippon Jogesuido Sekkei Co., Ltd.......................      14 $ 19,650
  #Nippon Kayaku Co., Ltd.................................  17,000  189,239
 #*Nippon Kinzoku Co., Ltd................................  16,000   21,066
   Nippon Koei Co., Ltd...................................  12,000   39,197
   Nippon Konpo Unyu Soko Co., Ltd........................  13,300  160,249
   Nippon Koshuha Steel Co., Ltd..........................  18,000   16,482
  *Nippon Light Metal Holdings Co., Ltd................... 113,000  102,013
   Nippon Meat Packers, Inc...............................  13,000  161,332
   Nippon Paint Co., Ltd..................................  11,000   88,033
  #Nippon Paper Group, Inc................................  17,824  203,843
   Nippon Pillar Packing Co., Ltd.........................   4,000   24,974
   Nippon Piston Ring Co., Ltd............................  10,000   16,136
   Nippon Road Co., Ltd. (The)............................  25,000   92,411
   Nippon Seiki Co., Ltd..................................   8,000   76,883
   Nippon Seisen Co., Ltd.................................   6,000   21,347
   Nippon Sharyo, Ltd.....................................  20,000   72,707
 #*Nippon Sheet Glass Co., Ltd............................ 191,000  158,199
   Nippon Shinyaku Co., Ltd...............................  11,000  132,516
   Nippon Shokubai Co., Ltd...............................  14,000  137,312
   Nippon Signal Co., Ltd.................................  11,900   66,677
   Nippon Soda Co., Ltd...................................  31,000  134,752
   Nippon Steel & Sumitomo Metal Corp..................... 165,812  366,000
   Nippon Steel Trading Co., Ltd..........................  18,000   41,967
   Nippon Suisan Kaisha, Ltd..............................  31,200   68,396
   Nippon Synthetic Chemical Industry Co., Ltd. (The).....  15,000   98,462
   Nippon Television Network Corp.........................   2,800   36,216
   Nippon Thompson Co., Ltd...............................  16,000   55,357
   Nippon Valqua Industries, Ltd..........................  16,000   42,924
  *Nippon Yakin Kogyo Co., Ltd............................  35,500   31,613
  #Nippon Yusen K.K....................................... 143,217  272,991
   Nippon Yusoki Co., Ltd.................................   7,000   18,781
   Nipro Corp.............................................  29,600  202,380
   Nishimatsu Construction Co., Ltd.......................  60,000   93,938
  #Nishimatsuya Chain Co., Ltd............................  10,100   81,373
   Nishi-Nippon Bank, Ltd................................. 117,000  266,786
   Nishi-Nippon Railroad Co., Ltd.........................   5,000   21,232
   Nissan Chemical Industries, Ltd........................   7,200   79,478
   Nissan Motor Co., Ltd..................................  43,900  367,152
   Nissan Shatai Co., Ltd.................................  16,000  175,082
   Nissei Corp............................................   5,400   47,819
   Nissen Holdings Co., Ltd...............................   7,300   28,506
 #*Nissha Printing Co., Ltd...............................   5,400   41,255
   Nisshin Fudosan Co., Ltd...............................   4,700   25,083
   Nisshin Oillio Group, Ltd. (The).......................  25,000   92,044
   Nisshin Seifun Group, Inc..............................  16,000  199,943
 #*Nisshin Steel Holdings Co., Ltd........................  14,540   96,350
   Nisshinbo Holdings, Inc................................  28,000  183,178
   Nissin Corp............................................  11,000   27,283
   Nissin Electric Co., Ltd...............................  13,000   75,235
   Nissin Foods Holdings Co., Ltd.........................   1,000   37,814
   Nissin Kogyo Co., Ltd..................................   5,300   76,172
   Nissin Sugar Holdings Co., Ltd.........................     200    3,804
   Nissui Pharmaceutical Co., Ltd.........................   3,400   35,547
   Nitori Holdings Co., Ltd...............................     300   24,499
   Nitta Corp.............................................   5,900   90,755
   Nittan Valve Co., Ltd..................................   4,200   13,627
   Nittetsu Mining Co., Ltd...............................  18,000   72,407
   Nitto Boseki Co., Ltd..................................  33,000  108,493
   Nitto Denko Corp.......................................   1,600   72,685
   Nitto Kogyo Corp.......................................   7,600  116,370
   Nitto Kohki Co., Ltd...................................   2,400   54,248

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares Value++
                                                           ------ --------
JAPAN -- (Continued)
   Nitto Seiko Co., Ltd...................................  7,000 $ 18,319
  #Nittoc Construction Co., Ltd...........................    500    1,799
   Nittoku Engineering Co., Ltd...........................    300    3,351
   NKSJ Holdings, Inc..................................... 24,050  438,421
  #Noevir Holdings Co., Ltd...............................  3,900   59,590
   NOF Corp............................................... 35,000  167,113
   Nohmi Bosai, Ltd.......................................  5,000   31,655
   NOK Corp...............................................  6,100   97,865
   Nomura Co., Ltd........................................  9,000   32,544
   Nomura Holdings, Inc................................... 72,600  262,438
   Nomura Holdings, Inc. ADR..............................  7,820   28,152
   Nomura Real Estate Holdings, Inc.......................  9,600  172,318
   Nomura Research Institute, Ltd.........................  1,100   23,382
   Noritake Co., Ltd...................................... 18,000   41,979
   Noritsu Koki Co., Ltd..................................  1,500    6,016
   Noritz Corp............................................  6,200  101,858
  *North Pacific Bank, Ltd................................ 74,300  192,006
   NS Solutions Corp......................................  2,500   50,603
  *NS United Kaiun Kaisha, Ltd............................ 19,000   20,715
   NSD Co., Ltd...........................................  5,500   52,653
   NSK, Ltd............................................... 18,000   98,866
 #*NTN Corp............................................... 87,000  156,079
   NTT Data Corp..........................................      7   22,815
   NTT DOCOMO, Inc........................................    102  147,801
   NTT DOCOMO, Inc. Sponsored ADR.........................  3,100   44,640
   Obara Corp.............................................  3,300   36,177
   Obayashi Corp.......................................... 56,000  250,525
   Obayashi Road Corp.....................................  6,000   15,268
   Obic Business Consultants Co., Ltd.....................    700   36,984
   Obic Co., Ltd..........................................    300   61,742
   Oenon Holdings, Inc.................................... 11,000   27,039
   Ogaki Kyoritsu Bank, Ltd. (The)........................ 81,000  285,139
   Ohara, Inc.............................................  1,500   11,426
   Oie Sangyo Co., Ltd....................................  1,187   12,022
   Oiles Corp.............................................  1,080   20,297
   Oita Bank, Ltd. (The).................................. 38,000  127,620
  #Oji Holdings Corp...................................... 75,000  219,930
   Okabe Co., Ltd.........................................  6,500   40,984
   Okamoto Industries, Inc................................ 14,000   54,519
   Okamura Corp........................................... 16,000  116,104
   Okasan Securities Group, Inc........................... 17,000   64,222
  *Oki Electric Industry Co., Ltd......................... 41,000   41,190
   Okinawa Electric Power Co., Ltd........................    700   21,439
  *OKK Corp............................................... 17,000   19,380
   OKUMA Corp............................................. 22,000  134,461
   Okumura Corp........................................... 37,000  119,107
   Okura Industrial Co., Ltd.............................. 15,000   40,815
   Okuwa Co., Ltd.........................................  5,000   67,336
   Olympic Corp...........................................  2,300   19,864
   Omron Corp.............................................  2,400   47,847
   ONO Sokki Co., Ltd.....................................  1,000    4,403
   Onoken Co., Ltd........................................  4,800   38,382
   Onward Holdings Co., Ltd............................... 28,000  207,326
   Optex Co., Ltd.........................................  2,700   28,925
   Organo Corp............................................  7,000   41,343
   Origin Electric Co., Ltd...............................  7,000   27,165
   Osaka Organic Chemical Industry, Ltd...................  2,300   10,333
   Osaka Steel Co., Ltd...................................  3,900   64,559
  #Osaka Titanium Technologies Co., Ltd...................    500    9,900
   Osaki Electric Co., Ltd................................  7,000   37,543
   OSG Corp...............................................  6,400   83,893

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares Value++
                                                           ------ --------
JAPAN -- (Continued)
   Otsuka Corp............................................    500 $ 40,766
   Oyo Corp...............................................  4,300   52,258
   Pacific Industrial Co., Ltd............................ 15,000   88,187
  #Pacific Metals Co., Ltd................................ 34,000  115,577
   Pack Corp. (The).......................................  2,500   44,438
  *Pal Co., Ltd...........................................  1,200   61,280
   Paltac Corp............................................  6,250   91,535
   PanaHome Corp.......................................... 18,000  112,523
  #Panasonic Corp......................................... 26,800  162,557
   Panasonic Corp. Sponsored ADR.......................... 27,580  152,517
   Panasonic Industrial Devices SUNX Co., Ltd.............  9,300   37,516
   Paramount Bed Holdings Co., Ltd........................  2,000   69,721
   Parco Co., Ltd.........................................  1,406   14,755
   Paris Miki Holdings, Inc...............................  4,200   22,830
   Park24 Co., Ltd........................................  2,100   36,082
   Pasona Group, Inc......................................     25   15,430
   Penta-Ocean Construction Co., Ltd...................... 46,000  110,618
   Pigeon Corp............................................  1,400   64,508
   Pilot Corp.............................................     24   43,181
   Piolax, Inc............................................  1,700   35,360
 #*Pioneer Electronic Corp................................ 38,400   91,995
   Plenus Co., Ltd........................................  2,800   45,551
  #Point, Inc.............................................    870   33,136
   Press Kogyo Co., Ltd................................... 19,000   79,465
   Pressance Corp.........................................  2,600   47,948
   Prima Meat Packers, Ltd................................ 35,000   63,188
   Pronexus, Inc..........................................  6,000   35,244
   Raito Kogyo Co., Ltd................................... 11,300   53,983
  *Rasa Industries, Ltd...................................  9,000    8,013
 #*Renesas Electronics Corp...............................  9,200   34,073
   Rengo Co., Ltd......................................... 46,000  201,055
  *Renown, Inc............................................ 15,900   20,690
   Resona Holdings, Inc................................... 46,300  200,349
   Resorttrust, Inc.......................................  3,300   61,520
  #Rhythm Watch Co., Ltd.................................. 21,000   38,984
   #Ricoh Co., Ltd........................................ 60,000  502,133
   Ricoh Leasing Co., Ltd.................................  4,400  102,494
   Right On Co., Ltd......................................  3,000   24,777
   Riken Corp............................................. 17,000   56,914
   Riken Keiki Co., Ltd...................................  6,300   39,149
   Riken Technos Corp..................................... 16,000   40,340
   Riken Vitamin Co., Ltd.................................    600   15,766
   Ringer Hut Co., Ltd....................................  1,400   17,883
   Rinnai Corp............................................    700   47,810
   Riso Kagaku Corp.......................................  3,100   50,296
   Riso Kyoiku Co., Ltd...................................    540   40,435
   Rock Field Co., Ltd....................................  3,000   53,825
   Rohm Co., Ltd..........................................  8,900  287,437
   Rohto Pharmaceutical Co., Ltd..........................  3,000   41,346
   Roland DG Corp.........................................  3,300   35,625
   Round One Corp......................................... 14,400   72,856
  #Royal Holdings Co., Ltd................................  4,800   59,876
   Ryobi, Ltd............................................. 27,000   54,965
   Ryoden Trading Co., Ltd................................  7,000   39,642
   Ryohin Keikaku Co., Ltd................................  1,800  119,202
   Ryosan Co., Ltd........................................  7,100  119,848
   S Foods, Inc...........................................  4,000   37,324
 #*Sagami Chain Co., Ltd..................................  3,000   24,357
   Saibu Gas Co., Ltd..................................... 16,000   42,095
   Saizeriya Co., Ltd.....................................  3,700   51,984
   Sakai Chemical Industry Co., Ltd....................... 20,000   53,855

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
JAPAN -- (Continued)
  #Sakai Heavy Industries, Ltd............................   5,000 $ 13,729
   Sakai Ovex Co., Ltd....................................  20,000   28,063
   Sakata INX Corp........................................  12,000   59,325
   Sakata Seed Corp.......................................   7,300   94,330
   Sala Corp..............................................   6,500   39,936
   San-A Co., Ltd.........................................   1,700   66,005
   San-Ai Oil Co., Ltd....................................  14,000   61,384
   Sanden Corp............................................  32,000   96,245
   Sangetsu Co., Ltd......................................   7,400  197,029
   San-in Godo Bank, Ltd. (The)...........................  35,000  242,090
 #*Sanix, Inc.............................................   7,200   21,102
   Sanken Electric Co., Ltd...............................  18,000   56,228
   Sanki Engineering Co., Ltd.............................  15,000   69,330
  #Sanko Marketing Foods Co., Ltd.........................      33   40,325
  #Sanko Metal Industrial Co., Ltd........................   4,000    9,877
   Sankyo Co., Ltd........................................   3,400  154,041
   Sankyo Seiko Co., Ltd..................................   7,100   23,919
   Sankyo-Tateyama Holdings, Inc..........................  40,000   86,707
   Sankyu, Inc............................................  39,000  135,862
   Sanoh Industrial Co., Ltd..............................  10,100   59,607
   Sanshin Electronics Co., Ltd...........................   7,400   55,600
   Santen Pharmaceutical Co., Ltd.........................     600   26,283
   Sanwa Holdings Corp....................................  51,000  203,889
   Sanyo Chemical Industries, Ltd.........................  13,000   73,352
   Sanyo Denki Co., Ltd...................................  12,000   65,025
   Sanyo Housing Nagoya Co., Ltd..........................      19   20,210
   Sanyo Shokai, Ltd......................................  21,372   62,917
   Sanyo Special Steel Co., Ltd...........................  25,000   74,542
   Sapporo Holdings, Ltd..................................  76,000  212,239
   Sasebo Heavy Industries Co., Ltd.......................  19,000   16,912
   Sato Holdings Corp.....................................   5,500   76,538
   Sato Shoji Corp........................................   4,500   27,035
   Satori Electric Co., Ltd...............................   2,800   15,162
  #Sawai Pharmaceutical Co., Ltd..........................     300   33,140
   Saxa Holdings, Inc.....................................  10,000   16,403
  #SBI Holdings, Inc......................................  39,750  278,368
   Scroll Corp............................................   5,100   15,807
   SCSK Corp..............................................   1,655   28,182
   Secom Joshinetsu Co., Ltd..............................     200    5,197
   Sega Sammy Holdings, Inc...............................   4,700   88,588
   Seibu Electric Industry Co., Ltd.......................   2,000    8,544
   Seika Corp.............................................  18,000   46,897
   Seikagaku Corp.........................................   4,700   53,878
  #Seiko Epson Corp.......................................  26,350  146,536
  *Seiko Holdings Corp....................................  27,000   71,086
   Seiko PMC Corp.........................................     300    1,075
   Seino Holdings Co., Ltd................................  33,000  190,272
   Seiren Co., Ltd........................................   9,000   56,092
   Sekisui Chemical Co., Ltd..............................  20,000  164,253
   Sekisui House, Ltd.....................................  51,440  525,972
   Sekisui Jushi Co., Ltd.................................   7,000   68,223
   Sekisui Plastics Co., Ltd..............................  10,000   22,694
   Senko Co., Ltd.........................................  31,000  125,457
   Senshu Electric Co., Ltd...............................     400    4,684
   Senshu Ikeda Holdings, Inc.............................  24,940  155,493
  #Senshukai Co., Ltd.....................................   6,500   40,947
   Seven & I Holdings Co., Ltd............................   8,100  249,799
  #Sharp Corp............................................. 158,000  340,850
  *Shibaura Electronics Co., Ltd..........................     400    4,578
  *Shibaura Mechatronics Corp.............................   4,000    6,664
   Shibusawa Warehouse Co., Ltd...........................   5,000   14,488

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
JAPAN -- (Continued)
   Shibuya Kogyo Co., Ltd.................................   3,200 $ 36,101
   Shiga Bank, Ltd........................................  36,000  235,493
   Shikibo, Ltd...........................................  27,000   32,117
   Shikoku Bank, Ltd......................................  48,000  119,058
   Shikoku Chemicals Corp.................................   7,000   38,003
  #Shima Seiki Manufacturing Co., Ltd.....................   5,900   75,085
   Shimachu Co., Ltd......................................  10,200  225,363
   Shimadzu Corp..........................................   9,000   60,608
   Shimamura Co., Ltd.....................................     200   20,847
   Shimano, Inc...........................................     400   25,216
   Shimizu Bank, Ltd......................................   1,600   46,965
   Shimizu Corp...........................................  75,000  250,914
  #Shimojima Co., Ltd.....................................     100    1,160
   Shin Nippon Air Technologies Co., Ltd..................   2,500   13,690
   Shinagawa Refractories Co., Ltd........................  20,000   39,121
  #Shindengen Electric Manufacturing Co., Ltd.............  19,000   44,083
   Shin-Etsu Chemical Co., Ltd............................   1,800  101,634
   Shin-Etsu Polymer Co., Ltd.............................   9,600   32,008
   Shinkawa, Ltd..........................................   1,100    4,705
   Shin-Keisei Electric Railway Co., Ltd..................   5,000   22,479
   Shinko Electric Industries Co., Ltd....................  17,300  107,715
   Shinko Plantech Co., Ltd...............................   8,200   67,368
   Shinko Shoji Co., Ltd..................................   6,100   52,782
   Shinmaywa Industries, Ltd..............................  24,000  130,229
   Shinnihon Corp.........................................   9,500   22,125
   Shinsei Bank, Ltd...................................... 116,000  170,068
   Shinsho Corp...........................................   8,000   14,250
   Shionogi & Co., Ltd....................................   4,100   68,068
   Ship Healthcare Holdings, Inc..........................   3,000  100,036
   Shiroki Corp...........................................  19,000   41,521
   Shiseido Co., Ltd......................................   3,700   46,825
   Shizuoka Bank, Ltd.....................................  51,000  521,627
   Shizuoka Gas Co., Ltd..................................  13,000   92,550
   SHO-BOND Holdings Co., Ltd.............................   1,500   45,365
   Shochiku Co., Ltd......................................   2,000   19,493
   Shoko Co., Ltd.........................................  19,000   29,045
   Showa Aircraft Industry Co., Ltd.......................   3,000   14,746
   Showa Corp.............................................  14,200  131,393
  #Showa Denko K.K........................................ 181,000  276,869
   Showa Sangyo Co., Ltd..................................  15,000   50,156
   Showa Shell Sekiyu K.K.................................  33,200  184,831
  #Siix Corp..............................................   2,600   38,332
   Simplex Holdings, Inc..................................      21    6,394
   Sinanen Co., Ltd.......................................  11,000   47,021
   Sinfonia Technology Co., Ltd...........................  16,000   26,680
   Sintokogio, Ltd........................................  12,200   86,097
   SKY Perfect JSAT Holdings, Inc.........................     357  163,124
   SMK Corp...............................................  11,000   27,584
   SNT Corp...............................................   6,100   24,699
   Sodick Co., Ltd........................................  12,300   46,731
   Sogo Medical Co., Ltd..................................   1,100   39,655
   Sohgo Security Services Co., Ltd.......................  13,700  192,523
   Sojitz Corp............................................ 215,900  268,017
   Sony Corp..............................................   9,400  111,300
   Sony Corp. Sponsored ADR...............................  17,008  199,674
   Sony Financial Holdings, Inc...........................   2,600   46,365
   Sotetsu Holdings, Inc..................................  11,000   37,331
   Sotoh Co., Ltd.........................................   1,500   14,219
   Space Co., Ltd.........................................     600    5,401
   SPK Corp...............................................   1,082   18,259
   Square Enix Holdings Co., Ltd..........................   3,900   54,976

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
JAPAN -- (Continued)
   SRA Holdings, Inc......................................     900 $    9,810
   St. Marc Holdings Co., Ltd.............................   1,300     48,493
   Stanley Electric Co., Ltd..............................   5,100     70,184
   Star Micronics Co., Ltd................................   9,600     89,864
 #*Start Today Co., Ltd...................................     900      9,862
   Starzen Co., Ltd.......................................  16,000     47,692
   Stella Chemifa Corp....................................   1,200     22,546
   Studio Alice Co., Ltd..................................     400      6,152
   Sugi Holdings Co., Ltd.................................     700     25,297
  *Sumco Corp.............................................  13,300     91,219
   Sumida Corp............................................   4,600     21,554
   Sumikin Bussan Corp....................................  25,000     61,102
   Suminoe Textile Co., Ltd...............................   9,000     16,689
   Sumitomo Bakelite Co., Ltd.............................  43,000    153,477
   Sumitomo Chemical Co., Ltd............................. 137,000    385,008
   Sumitomo Corp..........................................  25,100    342,183
   Sumitomo Densetsu Co., Ltd.............................   7,100     64,047
   Sumitomo Electric Industries, Ltd......................  19,100    205,472
   Sumitomo Forestry Co., Ltd.............................  23,400    209,409
   Sumitomo Heavy Industries, Ltd.........................  91,000    326,251
   Sumitomo Light Metal Industries, Ltd...................  58,000     47,227
   Sumitomo Metal Mining Co., Ltd.........................  46,000    605,812
 #*Sumitomo Mitsui Construction Co., Ltd..................  27,400     17,180
   Sumitomo Mitsui Financial Group, Inc...................  33,941  1,037,135
   Sumitomo Mitsui Trust Holdings, Inc....................  78,000    236,715
   Sumitomo Osaka Cement Co., Ltd......................... 101,000    328,830
   Sumitomo Pipe & Tube Co., Ltd..........................   5,000     35,032
   Sumitomo Precision Products Co., Ltd...................   7,000     29,643
   Sumitomo Real Estate Sales Co., Ltd....................     940     44,261
  #Sumitomo Realty & Development Co., Ltd.................   3,000     82,896
   Sumitomo Rubber Industries, Ltd........................   3,600     42,441
   Sumitomo Seika Chemicals Co., Ltd......................  12,000     41,962
   Sumitomo Warehouse Co., Ltd............................  32,000    133,880
  #Suruga Bank, Ltd.......................................  13,000    156,117
   Suzuken Co., Ltd.......................................   9,900    312,510
   Suzuki Motor Corp......................................   3,000     68,036
   SWCC Showa Holdings Co., Ltd...........................  47,000     33,556
 #*SxL Corp...............................................  35,000     55,413
   Sysmex Corp............................................   1,100     51,723
   Systena Corp...........................................      34     29,333
   T&D Holdings, Inc......................................  49,700    543,084
   T. Hasegawa Co., Ltd...................................   4,400     55,710
   T. RAD Co., Ltd........................................  13,000     29,679
   Tachibana Eletech Co., Ltd.............................   1,400     11,366
   Tachi-S Co., Ltd.......................................   8,500    155,983
   Tact Home Co., Ltd.....................................      34     35,831
   Tadano, Ltd............................................  19,000    140,169
   Taihei Dengyo Kaisha, Ltd..............................   5,000     32,316
   Taihei Kogyo Co., Ltd..................................  14,000     55,792
   Taiheiyo Cement Corp...................................  48,000    102,329
   Taiho Kogyo Co., Ltd...................................   5,200     50,349
   Taikisha, Ltd..........................................   5,000    106,160
   Taiko Bank, Ltd. (The).................................   5,000     12,285
   Taisei Corp............................................  90,000    248,146
   Taiyo Holdings Co., Ltd................................     900     25,323
   Taiyo Nippon Sanso Corp................................  23,000    126,237
  #Taiyo Yuden Co., Ltd...................................  23,500    199,365
   Takamatsu Construction Group Co., Ltd..................   3,600     58,987
  *Takaoka Toko Holdings Co., Ltd.........................   3,664     53,700
   Takara Holdings, Inc...................................  22,000    164,795
  *Takara Leben Co., Ltd..................................   7,400     79,338

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
JAPAN -- (Continued)
   Takara Standard Co., Ltd...............................  21,000 $157,598
   Takasago International Corp............................  18,000   91,666
   Takasago Thermal Engineering Co., Ltd..................  15,800  124,323
   Takashima & Co., Ltd...................................  10,000   33,589
   Takashimaya Co., Ltd...................................  44,000  289,402
   Takata Corp............................................   2,900   52,979
   Take & Give Needs Co., Ltd.............................     157   12,891
   Takeda Pharmaceutical Co., Ltd.........................   3,000  139,443
  *Takeuchi Manufacturing Co., Ltd........................   1,600   14,167
   Takihyo Co., Ltd.......................................   8,000   41,224
   Takiron Co., Ltd.......................................   6,000   21,419
   Takisawa Machine Tool Co., Ltd.........................   5,000    5,953
   Takuma Co., Ltd........................................  13,000   66,164
   Tamron Co., Ltd........................................   1,500   40,765
   Tamura Corp............................................  20,000   43,835
  #Tatsuta Electric Wire & Cable Co., Ltd.................  15,000  149,216
   Tayca Corp.............................................   3,000    8,467
   TBK Co., Ltd...........................................  11,000   54,096
  #TDK Corp...............................................   7,400  278,269
 #*Teac Corp..............................................  23,000    7,488
   Teijin, Ltd............................................ 115,000  263,732
   Teikoku Electric Manufacturing Co., Ltd................     100    1,273
   Teikoku Sen-I Co., Ltd.................................   6,000   44,984
   Teikoku Tsushin Kogyo Co., Ltd.........................  13,000   21,489
   Tekken Corp............................................  42,000   53,669
   Terumo Corp............................................   1,100   47,378
   THK Co., Ltd...........................................   7,400  123,020
   TKC Corp...............................................   2,800   54,653
   TOA Corp...............................................  37,000   52,892
   Toa Oil Co., Ltd.......................................  24,000   27,067
   TOA ROAD Corp..........................................  10,000   26,683
   Toagosei Co., Ltd......................................  50,000  203,845
  *Tobishima Corp.........................................  19,900   18,453
   Tobu Store Co., Ltd....................................   1,000    3,243
   TOC Co., Ltd...........................................  13,500   71,891
   Tocalo Co., Ltd........................................   2,500   36,334
   Tochigi Bank, Ltd......................................  28,000   98,265
   Toda Corp..............................................  50,000  150,969
  #Toda Kogyo Corp........................................   9,000   26,721
  *Toei Animation Co., Ltd................................     100    2,386
   Toei Co., Ltd..........................................  18,000   98,757
   Toenec Corp............................................   7,000   38,407
   Toho Bank, Ltd.........................................  46,000  153,838
   TOHO Co., Ltd. (6895200)...............................   2,800   48,835
   TOHO Co., Ltd. (6895211)...............................  12,000   46,293
   Toho Gas Co., Ltd......................................   3,000   18,183
   Toho Holdings Co., Ltd.................................  10,200  208,510
   Toho Real Estate Co., Ltd..............................   5,400   29,528
   Toho Titanium Co., Ltd.................................     900    8,003
   Toho Zinc Co., Ltd.....................................  34,000  115,493
   Tohoku Bank, Ltd. (The)................................  23,000   33,150
   Tokai Carbon Co., Ltd..................................  50,000  160,633
   Tokai Rika Co., Ltd....................................  11,100  139,307
   Tokai Rubber Industries, Ltd...........................   9,700   85,931
   Tokai Tokyo Financial Holdings, Inc....................  50,881  183,319
  #Token Corp.............................................   2,370  104,067
   Tokio Marine Holdings, Inc.............................  18,116  479,533
 #*Toko, Inc..............................................  28,000   64,213
   Tokushu Tokai Paper Co., Ltd...........................  20,000   49,330
  #Tokuyama Corp..........................................  86,000  165,013
   Tokyo Broadcasting System, Inc.........................   6,800   66,122

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares Value++
                                                           ------ --------
JAPAN -- (Continued)
 #*Tokyo Dome Corp........................................ 28,000 $ 94,406
   Tokyo Electron Device, Ltd.............................     13   21,945
   Tokyo Electron, Ltd....................................    800   36,024
   Tokyo Energy & Systems, Inc............................  5,000   21,776
   Tokyo Keiki, Inc....................................... 11,000   17,400
   Tokyo Rakutenchi Co., Ltd..............................  7,000   26,242
  #Tokyo Rope Manufacturing Co., Ltd...................... 22,000   24,286
   Tokyo Seimitsu Co., Ltd................................  5,800   87,636
   Tokyo Steel Manufacturing Co., Ltd..................... 30,100   96,706
  *Tokyo Tatemono Co., Ltd................................ 83,000  341,603
   Tokyo Tekko Co., Ltd................................... 13,000   44,808
  #Tokyo Theatres Co., Inc................................ 21,000   26,831
   Tokyo Tomin Bank, Ltd..................................  6,800   58,537
  #Tokyotokeiba Co., Ltd.................................. 33,000   49,213
   Tokyu Community Corp...................................  2,100   75,342
   Tokyu Construction Co., Ltd............................ 16,790   30,698
   Tokyu Corp.............................................  1,000    5,087
   Tokyu Land Corp........................................ 73,000  409,816
   Tokyu Livable, Inc.....................................  2,700   35,158
   Tokyu Recreation Co., Ltd..............................  3,853   22,184
   Toli Corp..............................................  9,000   18,481
   Tomato Bank, Ltd....................................... 16,000   28,284
   Tomen Electronics Corp.................................  2,900   36,797
   Tomoe Corp.............................................  5,200   17,010
   Tomoe Engineering Co., Ltd.............................  2,200   37,123
   Tomoku Co., Ltd........................................ 22,000   60,309
   TOMONY Holdings, Inc................................... 34,600  145,214
   Tomy Co., Ltd..........................................  6,400   35,316
   Tonami Holdings Co., Ltd............................... 11,000   24,404
   Topcon Corp............................................ 11,800   55,985
   Toppan Forms Co., Ltd.................................. 13,000  122,462
   Toppan Printing Co., Ltd............................... 52,000  300,543
   Topre Corp.............................................  9,100   78,576
   Topy Industries, Ltd................................... 41,000   79,637
   Toray Industries, Inc..................................  4,000   23,349
   Toridoll.corp..........................................  4,800   72,335
   Torigoe Co., Ltd. (The)................................  2,300   17,963
   Torishima Pump Manufacturing Co., Ltd..................  3,600   25,159
   Tosei Corp.............................................     53   19,854
   Toshiba Machine Co., Ltd............................... 27,000  117,121
   Toshiba Plant Systems & Services Corp..................  8,000  108,241
   Toshiba TEC Corp....................................... 34,000  158,892
   Tosho Printing Co., Ltd................................  6,000    9,403
   Tosoh Corp............................................. 90,000  176,186
   Totetsu Kogyo Co., Ltd.................................  5,670   64,947
   TOTO, Ltd.............................................. 10,000   74,945
   Tottori Bank, Ltd......................................  8,000   16,444
   Touei Housing Corp.....................................  3,800   40,450
   Towa Bank, Ltd......................................... 64,000   63,298
   Towa Corp..............................................  7,700   43,249
   Towa Pharmaceutical Co., Ltd...........................    800   50,834
   Toyo Construction Co., Ltd............................. 10,800   32,923
   Toyo Corp..............................................  5,700   65,169
   Toyo Electric Manufacturing Co., Ltd...................  5,000   13,702
   Toyo Engineering Corp.................................. 25,000  103,477
   Toyo Ink SC Holdings Co., Ltd.......................... 43,000  158,440
   Toyo Kanetsu K.K....................................... 28,000   54,417
   Toyo Kohan Co., Ltd.................................... 10,000   24,954
   Toyo Securities Co., Ltd............................... 13,000   22,390
   Toyo Seikan Kaisha, Ltd................................ 24,600  261,531
   Toyo Sugar Refining Co., Ltd...........................  8,000    8,527

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
JAPAN -- (Continued)
   Toyo Suisan Kaisha, Ltd................................   2,000 $ 49,839
   Toyo Tanso Co., Ltd....................................   2,900   55,017
   Toyo Tire & Rubber Co., Ltd............................  47,000  114,188
   Toyo Wharf & Warehouse Co., Ltd........................  18,000   28,471
   Toyobo Co., Ltd........................................ 204,000  224,821
   Toyoda Gosei Co., Ltd..................................  10,500  206,778
  #Toyota Boshoku Corp....................................   4,000   37,927
   Toyota Motor Corp......................................   4,180  161,169
   Toyota Motor Corp. Sponsored ADR.......................  11,600  898,652
   Toyota Tsusho Corp.....................................  16,900  369,143
   TPR Co., Ltd...........................................   3,600   40,304
  #Trancom Co., Ltd.......................................     200    3,783
   Transcosmos, Inc.......................................   3,900   43,439
   Trend Micro, Inc.......................................     500   14,016
   Trusco Nakayama Corp...................................   4,600   82,932
   TS Tech Co., Ltd.......................................   7,500  127,750
   TSI Holdings Co., Ltd..................................  18,905  115,376
   Tsubakimoto Chain Co...................................  20,000   97,980
   Tsubakimoto Kogyo Co., Ltd.............................   2,000    5,791
  *Tsudakoma Corp.........................................  15,000   19,163
   Tsugami Corp...........................................  10,000   62,386
   Tsukishima Kikai Co., Ltd..............................   7,000   59,227
   Tsukuba Bank, Ltd. (The)...............................  20,400   65,438
   Tsumura & Co...........................................     700   22,385
  *Tsuruha Holdings, Inc..................................   1,400  106,121
   Tsurumi Manufacturing Co., Ltd.........................   4,000   30,063
   TV Asahi Corp..........................................   1,400   18,050
   TV Tokyo Holdings Corp.................................     700    7,867
  *Ube Industries, Ltd....................................  71,000  162,162
   Ube Material Industries, Ltd...........................  18,000   49,125
   Uchida Yoko Co., Ltd...................................  10,000   27,187
   UKC Holdings Corp......................................   1,700   31,732
 #*Ulvac, Inc.............................................  11,200   70,907
  #Union Tool Co..........................................   2,800   42,397
   Unipres Corp...........................................   3,000   69,160
  #United Arrows, Ltd.....................................   3,200   81,991
  *Unitika, Ltd........................................... 134,000   67,115
   UNY Co., Ltd...........................................  38,700  275,394
   U-Shin, Ltd............................................   8,600   36,880
   Ushio, Inc.............................................  11,300  119,228
   USS Co., Ltd...........................................     400   42,057
   Valor Co., Ltd.........................................   8,600  147,066
   Vital KSK Holdings, Inc................................   9,400   95,205
   Wacoal Corp............................................  18,000  202,515
   Wacom Co., Ltd.........................................      12   34,856
  *Wakachiku Construction Co., Ltd........................  15,000   13,347
  *Wakita & Co., Ltd......................................   1,000    7,054
   Warabeya Nichiyo Co., Ltd..............................   3,200   65,343
   Watabe Wedding Corp....................................   1,400   11,405
  #WATAMI Co., Ltd........................................   1,100   24,605
   Wood One Co., Ltd......................................   6,000   16,908
   Xebio Co., Ltd.........................................   5,000   97,838
   Y. A. C. Co., Ltd......................................   3,200   19,359
   Yachiyo Bank, Ltd. (The)...............................   3,200   57,132
   Yahagi Construction Co., Ltd...........................   4,800   20,448
   Yaizu Suisankagaku Industry Co., Ltd...................     100      923
   Yakult Honsha Co., Ltd.................................     900   41,928
   Yamabiko Corp..........................................     700    9,014
  *Yamada Denki Co., Ltd..................................   7,790  337,943
   Yamagata Bank, Ltd.....................................  36,000  158,764
   Yamaguchi Financial Group, Inc.........................  36,000  298,275

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
JAPAN -- (Continued)
   Yamaha Corp............................................  26,500 $    238,139
   Yamaha Motor Co., Ltd..................................  11,700      111,713
   Yamanashi Chuo Bank, Ltd...............................  26,000      105,234
  *Yamatane Corp..........................................  26,000       33,853
   Yamato Holdings Co., Ltd...............................   7,500      114,252
   Yamato Kogyo Co., Ltd..................................   6,600      185,390
   Yamazaki Baking Co., Ltd...............................   6,000       72,113
   Yamazen Co., Ltd.......................................   7,800       48,083
   Yaoko Co., Ltd.........................................     800       32,679
   Yaskawa Electric Corp..................................   7,000       50,169
   Yasuda Warehouse Co., Ltd. (The).......................   3,400       22,333
   Yellow Hat, Ltd........................................   4,400       59,047
   Yodogawa Steel Works, Ltd..............................  29,000       93,395
   Yokogawa Bridge Holdings Corp..........................   8,000       58,218
   Yokogawa Electric Corp.................................   9,200      104,726
   Yokohama Reito Co., Ltd................................  12,000       81,497
   Yokohama Rubber Co., Ltd...............................  28,000      196,812
   Yokowo Co., Ltd........................................   5,100       24,691
   Yomeishu Seizo Co., Ltd................................   2,000       17,652
   Yomiuri Land Co., Ltd..................................  10,000       31,555
   Yondenko Corp..........................................   8,000       28,982
   Yonekyu Corp...........................................   3,500       28,434
   Yonex Co., Ltd.........................................   3,600       20,714
   Yorozu Corp............................................   2,800       41,550
   Yoshinoya Holdings Co., Ltd............................      33       41,851
   Yuasa Trading Co., Ltd.................................  43,000       71,175
   Yuken Kogyo Co., Ltd...................................   7,000       12,020
   Yukiguni Maitake Co., Ltd..............................   1,100        3,597
   Yurtec Corp............................................  14,000       46,894
   Yusen Logistics Co., Ltd...............................   4,700       39,810
   Yushin Precision Equipment Co., Ltd....................   1,000       17,539
   Yushiro Chemical Industry Co., Ltd.....................   3,800       36,446
   Zenrin Co., Ltd........................................   4,100       50,228
  #Zensho Co., Ltd........................................   2,100       25,541
   Zeon Corp..............................................  10,000       72,126
   ZERIA Pharmaceutical Co., Ltd..........................   2,000       31,945
                                                                   ------------
TOTAL JAPAN...............................................          113,155,785
                                                                   ------------
NETHERLANDS -- (2.3%)
   Aalberts Industries NV.................................  13,193      239,811
   Accell Group NV........................................   3,710       61,190
   Aegon NV............................................... 149,525      836,237
   Aegon NV ADR...........................................   7,624       42,542
  *AFC Ajax NV............................................      70          621
   Akzo Nobel NV..........................................  23,201    1,262,780
 #*AMG Advanced Metallurgical Group NV....................   6,714       52,630
  *Amsterdam Commodities NV...............................   2,169       39,102
   APERAM NV..............................................  11,579      167,918
   Arcadis NV.............................................   6,043      129,098
   ArcelorMittal NV.......................................   8,183      120,981
  #ArcelorMittal NV ADR...................................  14,820      218,891
  #ASM International NV...................................   5,284      167,305
  #ASML Holding NV ADR....................................  11,971      658,046
   Ballast Nedam NV.......................................     398        5,161
   BE Semiconductor Industries NV.........................   7,986       53,875
   Beter Bed Holding NV...................................     942       17,408
   BinckBank NV...........................................  14,449      115,829
   Brunel International NV................................   1,958       94,410
   CSM NV.................................................  17,401      355,430
  *DE Master Blenders 1753 NV.............................  16,297      199,885
   Delta Lloyd NV.........................................  21,282      353,929

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
NETHERLANDS -- (Continued)
   Exact Holding NV.......................................   2,291 $    51,410
   Fugro NV...............................................   5,500     372,203
  *Grontmij NV............................................  11,833      44,560
  #Heijmans NV............................................   3,105      26,340
   Heineken NV............................................   2,366     146,012
   Hunter Douglas NV......................................     297      10,999
  *ING Groep NV...........................................  22,658     201,613
  *ING Groep NV Sponsored ADR.............................  72,426     641,694
  *Kardan NV..............................................  13,033      13,509
   KAS Bank NV............................................   2,222      22,294
   Kendrion NV............................................   1,665      33,624
   Koninklijke Ahold NV...................................  24,941     317,611
  #Koninklijke Bam Groep NV...............................  70,812     263,583
   Koninklijke Boskalis Westminster NV....................   4,559     173,882
   Koninklijke DSM NV.....................................  13,476     692,985
   Koninklijke KPN NV.....................................   7,818      49,282
   Koninklijke Philips Electronics NV.....................  35,946     900,301
   Koninklijke Ten Cate NV................................   7,061     156,528
   Koninklijke Vopak NV...................................   3,612     251,467
  #Koninklijke Wessanen NV................................  20,316      57,429
  *LBi International NV...................................  20,244      74,955
   Macintosh Retail Group NV..............................   5,853      66,067
   Mediq NV...............................................  15,114     245,312
   Nutreco NV.............................................   5,315     398,123
  *Ordina NV..............................................   9,981      13,205
   Philips Electronics NV ADR.............................  42,109   1,056,094
  *PostNL NV..............................................  75,423     297,639
   Randstad Holdings NV...................................   8,590     280,852
   Reed Elsevier NV.......................................   4,897      65,735
   Reed Elsevier NV ADR...................................   1,500      40,245
   Royal Imtech NV........................................   9,135     229,630
  *SBM Offshore NV........................................  23,557     308,380
   Sligro Food Group NV...................................   2,779      75,646
 #*SNS Reaal Groep NV.....................................  28,066      41,325
   Telegraaf Media Groep NV...............................   5,819      54,028
   TKH Group NV...........................................   7,774     177,855
   TNT Express NV.........................................  36,537     385,000
 #*TomTom NV..............................................  29,933     149,476
   Unit4 NV...............................................   5,665     155,586
   USG People NV..........................................  20,068     140,955
   Wolters Kluwer NV......................................  11,037     213,534
  *Xeikon NV..............................................   5,490      21,365
                                                                   -----------
TOTAL NETHERLANDS.........................................          14,111,412
                                                                   -----------
NEW ZEALAND -- (0.3%)
   Air New Zealand, Ltd................................... 114,230     116,366
   Auckland International Airport, Ltd.................... 101,170     223,167
   Chorus, Ltd............................................  11,621      32,282
   Chorus, Ltd. ADR.......................................     462       6,348
   Contact Energy, Ltd....................................  52,576     239,412
   Ebos Group, Ltd........................................   1,560      10,526
  *Fisher & Paykel Appliances Holdings, Ltd............... 109,472     114,826
   Fisher & Paykel Healthcare Corp., Ltd..................  32,478      62,747
   Fletcher Building, Ltd. (6341606)......................  37,414     216,401
  #Fletcher Building, Ltd. (6341617)......................  11,960      69,218
   Freightways, Ltd.......................................  11,951      42,056
   Hallenstein Glasson Holdings, Ltd......................     634       2,590
  *Heartland New Zealand, Ltd............................. 106,802      60,540
   Infratil, Ltd..........................................  20,356      37,830
   Mainfreight, Ltd.......................................   7,700      67,402
   New Zealand Oil & Gas, Ltd.............................  48,912      34,751

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
NEW ZEALAND -- (Continued)
   New Zealand Refining Co., Ltd..........................  14,184 $   32,898
  #Nuplex Industries, Ltd.................................  23,931     59,386
   NZX, Ltd...............................................  27,599     28,334
  *Pike River Coal, Ltd...................................  12,312         --
   Port of Tauranga, Ltd..................................   9,930    105,681
   Restaurant Brands New Zealand, Ltd.....................  16,668     34,953
  #Ryman Healthcare, Ltd..................................  15,947     53,081
   Sky Network Television, Ltd............................  11,206     49,491
   SKYCITY Entertainment Group, Ltd.......................  43,564    138,947
   Tower, Ltd.............................................  28,650     45,453
   TrustPower, Ltd........................................   8,996     63,163
   Vector, Ltd............................................   9,805     21,916
   Warehouse Group, Ltd...................................   2,591      6,708
                                                                   ----------
TOTAL NEW ZEALAND.........................................          1,976,473
                                                                   ----------
NORWAY -- (1.2%)
   ABG Sundal Collier Holding ASA.........................  78,760     56,200
  *Agasti Holding ASA.....................................  21,755      5,686
   Aker ASA Series A......................................   4,406    155,573
   Aker Solutions ASA.....................................   4,011     79,042
  *Algeta ASA.............................................   1,286     34,588
 #*Archer, Ltd............................................  48,980     64,739
   Atea ASA...............................................  15,208    161,106
   Austevoll Seafood ASA..................................  21,458    101,566
   Bonheur ASA............................................   2,527     54,144
   BW Offshore, Ltd.......................................  85,320     50,193
  *BWG Homes ASA..........................................  14,417     29,483
   Cermaq ASA.............................................  16,789    229,751
  *Clavis Pharma ASA......................................   2,007     23,829
   Copeinca ASA...........................................   2,772     21,496
  *Deep Sea Supply P.L.C..................................  17,544     26,755
  *Det Norske Oljeselskap ASA.............................   6,863    105,729
   DNB ASA................................................  38,692    483,712
  *DNO International ASA..................................  82,820    144,770
  *Dockwise, Ltd..........................................   3,104     49,659
 #*DOF ASA................................................  10,688     44,105
   Ekornes ASA............................................   2,840     43,431
  *Electromagnetic GeoServices ASA........................  24,789     53,996
  *Eltek ASA..............................................  78,226     52,163
   EVRY ASA...............................................  20,232     29,743
   Farstad Shipping ASA...................................   4,288     91,773
   Fred Olsen Energy ASA..................................   2,543    119,084
 #*Frontline, Ltd.........................................  10,435     32,718
   Ganger Rolf ASA........................................   3,945     82,880
  *Gjensidige Forsikring ASA..............................   4,543     66,337
   Golar LNG, Ltd.........................................   3,400    132,702
  *Golden Ocean Group, Ltd................................  82,104     62,114
  *Hurtigruten ASA........................................  42,015     22,268
  *Kongsberg Automotive Holding ASA....................... 151,365     45,635
   Kongsberg Gruppen ASA..................................     960     18,544
   Kvaerner ASA...........................................  50,084    127,117
   Leroey Seafood Group ASA...............................   5,360    110,463
  *Marine Harvest ASA..................................... 412,814    323,902
 #*Nordic Semiconductor ASA...............................  16,465     47,485
   Norsk Hydro ASA........................................  88,251    397,308
 #*Norske Skogindustrier ASA Series A.....................  29,051     24,349
   Northern Offshore, Ltd.................................  31,223     56,838
  *Norwegian Air Shuttle ASA..............................   5,812    125,625
 #*Norwegian Energy Co. ASA...............................  38,070     24,300
   Odfjell ASA Series A...................................   5,645     17,982
   Opera Software ASA.....................................   4,000     22,016

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
NORWAY -- (Continued)
   Orkla ASA..............................................    74,935 $  593,607
  *Panoro Energy ASA......................................    31,247     21,566
   Petroleum Geo-Services ASA.............................     9,278    160,319
  *Pronova BioPharma ASA..................................    29,867     59,092
   Prosafe ASA............................................     2,344     19,494
  *Q-Free ASA.............................................     3,734     10,485
 #*Renewable Energy Corp. ASA.............................   178,420     31,262
  *Salmar ASA.............................................       565      3,528
   Schibsted ASA..........................................     3,070    114,895
  *Sevan Marine ASA.......................................     1,922      5,073
  *Siem Offshore, Inc. ASA................................    35,593     48,151
   Solstad Offshore ASA...................................     2,300     34,105
 #*Songa Offshore SE......................................    33,919     41,614
   SpareBank 1 SMN........................................    27,693    179,432
  *SpareBank 1 SR Bank ASA................................     3,332     21,507
   Statoil ASA............................................     5,007    123,317
   Statoil ASA Sponsored ADR..............................    12,080    296,564
   Stolt-Nielsen, Ltd.....................................     2,575     47,209
  *Storebrand ASA.........................................    39,109    196,811
   Subsea 7 SA............................................    27,212    596,543
   Telenor ASA............................................     8,010    157,542
   TGS Nopec Geophysical Co. ASA..........................     2,774     94,253
   Tomra Systems ASA......................................    13,900    114,192
   TTS Marine ASA.........................................     6,609     10,936
   Veidekke ASA...........................................     6,669     55,531
  *Veripos, Inc...........................................     2,378      6,870
  *Wilh Wilhelmsen ASA....................................       281      2,005
   Wilh Wilhelmsen Holding ASA............................     3,806     85,583
   Yara International ASA.................................     4,898    230,837
                                                                     ----------
TOTAL NORWAY..............................................            7,415,222
                                                                     ----------
PORTUGAL -- (0.4%)
   Altri SGPS SA..........................................    36,292     63,989
 #*Banco BPI SA...........................................   112,064    124,987
 #*Banco Comercial Portugues SA........................... 1,914,694    174,110
  *Banco Espirito Santo SA................................   346,838    337,557
  *Banif SGPS SA..........................................     7,050      1,316
   Cimpor Cimentos de Portugal SA.........................    14,738     65,841
  *EDP Renovaveis SA......................................    39,805    189,594
   Galp Energia SGPS SA...................................     5,327     85,274
   Jeronimo Martins SGPS SA...............................     6,158    107,802
   Mota-Engil SGPS SA.....................................    11,981     20,287
   Portucel-Empresa Produtora de Pasta de Papel SA........    53,785    149,989
   Portugal Telecom SA....................................   122,225    614,644
   REN - Redes Energeticas Nacionais SGPS SA..............     7,924     20,443
  *SAG GEST - Solucoes Automovel Globais SGPS SA..........     5,778      2,924
   Sociedade de Investimento e Gestao SGPS SA.............    16,535    117,021
  *Sonae Industria SGPS SA................................    12,295      8,351
   Sonae SGPS SA..........................................   221,546    164,462
   Sonaecom SGPS SA.......................................    27,808     50,528
  *Teixeira Duarte SA.....................................    10,457      3,523
   Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA...................................    20,678     65,603
                                                                     ----------
TOTAL PORTUGAL............................................            2,368,245
                                                                     ----------
SINGAPORE -- (1.6%)
  *Abterra, Ltd...........................................    40,000     27,929
   ASL Marine Holdings, Ltd...............................    74,200     40,442
  *AusGroup, Ltd..........................................    85,061     32,169
  *Banyan Tree Holdings, Ltd..............................    84,000     45,989
   Beng Kuang Marine, Ltd.................................    99,000      9,359
  *Biosensors International Group, Ltd....................   110,000     97,470

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares  Value++
                                                           ------- --------
SINGAPORE -- (Continued)
   Boustead Singapore, Ltd................................  44,000 $ 34,255
   Breadtalk Group, Ltd...................................  23,000   11,296
   Bukit Sembawang Estates, Ltd...........................  29,000  127,733
  *Bund Center Investment, Ltd............................  53,000    7,599
   CapitaLand, Ltd........................................ 215,101  572,846
   Cerebos Pacific, Ltd...................................   7,000   37,822
   CH Offshore, Ltd.......................................  65,000   27,685
   China Aviation Oil Singapore Corp., Ltd................  54,000   42,820
   Chip Eng Seng Corp., Ltd............................... 155,000   58,882
   City Developments, Ltd.................................  15,000  140,055
   ComfortDelGro Corp., Ltd...............................  30,000   41,486
 #*Cosco Corp Singapore, Ltd.............................. 139,000   99,781
   Creative Technology, Ltd...............................   3,750    9,614
   CSE Global, Ltd........................................ 103,000   72,900
   CWT, Ltd...............................................  25,000   25,537
   DBS Group Holdings, Ltd................................  44,180  501,727
  *Delong Holdings, Ltd...................................  33,000    7,510
   Eu Yan Sang International, Ltd.........................  20,000    9,989
   Ezion Holdings, Ltd....................................  90,000   94,996
 #*Ezra Holdings, Ltd..................................... 219,000  199,248
   F.J. Benjamin Holdings, Ltd............................  75,000   19,940
   First Resources, Ltd...................................  21,000   35,214
   Fragrance Group, Ltd................................... 116,000   25,110
   Fraser & Neave, Ltd....................................  51,000  382,098
  *Gallant Venture, Ltd...................................  51,000   11,436
   Genting Singapore P.L.C................................  35,000   38,020
   GMG Global, Ltd........................................ 561,000   57,764
   Golden Agri-Resources, Ltd............................. 633,000  323,296
   Goodpack, Ltd..........................................  15,000   23,809
   GuocoLand, Ltd.........................................  53,333   94,576
   GuocoLeisure, Ltd......................................  39,000   19,777
   Guthrie GTS, Ltd.......................................  52,000   25,921
  *Healthway Medical Corp., Ltd........................... 184,125   12,213
   Hi-P International, Ltd................................  76,000   44,620
   Ho Bee Investment, Ltd.................................  72,000   86,813
  *Hong Fok Corp., Ltd.................................... 106,800   44,019
   Hong Leong Asia, Ltd...................................  41,000   56,564
   Hotel Grand Central, Ltd...............................   6,335    4,685
  #Hotel Properties, Ltd..................................  57,000  123,061
   Hour Glass, Ltd........................................  36,000   49,789
   HTL International Holdings, Ltd........................  41,000   11,485
   Hwa Hong Corp., Ltd....................................  21,000    6,224
  #Hyflux, Ltd............................................ 112,500  124,021
  *Indofood Agri Resources, Ltd........................... 131,000  134,792
   InnoTek, Ltd...........................................  37,000    9,826
   Jardine Cycle & Carriage, Ltd..........................   1,000   40,235
  *Jaya Holdings, Ltd.....................................  45,000   20,428
  *JES International Holdings, Ltd........................  62,000    7,415
   Keppel Corp., Ltd......................................  11,000   95,705
   Keppel Land, Ltd....................................... 127,390  352,870
   Keppel Telecommunications & Transportation, Ltd........  42,000   44,334
   K-Green Trust, Ltd.....................................  22,400   18,554
  *Li Heng Chemical Fibre Technologies, Ltd............... 115,000   13,354
  *Lian Beng Group, Ltd...................................  11,000    3,503
 #*LionGold Corp., Ltd....................................  26,000   22,693
  *Low Keng Huat Singapore, Ltd...........................  12,000    4,707
   M1, Ltd................................................  11,000   23,517
  *Manhattan Resources, Ltd...............................  47,000   18,841
   Marco Polo Marine, Ltd.................................  39,000   10,712
  #Midas Holdings, Ltd.................................... 330,000  108,953
 #*Neptune Orient Lines, Ltd.............................. 156,250  147,884

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
SINGAPORE -- (Continued)
  *Noble Group, Ltd......................................   291,000 $   310,708
   NSL, Ltd..............................................    16,000      18,614
  *Oceanus Group, Ltd.................................... 1,037,000      26,210
 #*Olam International, Ltd...............................   103,000     165,460
   Orchard Parade Holdings, Ltd..........................    46,000      95,846
   OSIM International, Ltd...............................    51,000      67,729
  *Otto Marine, Ltd......................................   166,500      11,439
   Oversea-Chinese Banking Corp., Ltd....................    42,269     314,159
  #Overseas Union Enterprise, Ltd........................    63,000     136,595
   Pan Pacific Hotels Group, Ltd.........................    31,000      57,511
   Pan-United Corp., Ltd.................................    47,000      26,103
   QAF, Ltd..............................................    72,563      47,198
  #Raffles Education Corp., Ltd..........................   189,420      51,095
   Raffles Medical Group, Ltd............................    12,000      24,042
   Rotary Engineering, Ltd...............................    80,000      27,464
  *S i2i, Ltd............................................   356,000       6,993
   SATS, Ltd.............................................    43,380      98,907
   SC Global Developments, Ltd...........................    51,000      46,652
   SembCorp Industries, Ltd..............................    27,000     119,828
   SembCorp Marine, Ltd..................................     7,000      26,888
   Sim Lian Group, Ltd...................................    25,000      16,741
   Sinarmas Land, Ltd....................................   178,000      40,318
   Singapore Airlines, Ltd...............................    47,000     407,329
   Singapore Exchange, Ltd...............................     9,000      49,466
   Singapore Land, Ltd...................................    22,000     123,574
   Singapore Post, Ltd...................................    96,000      89,664
   Singapore Press Holdings, Ltd.........................    22,000      72,743
   Singapore Technologies Engineering, Ltd...............     7,000      20,147
   Singapore Telecommunications, Ltd.....................    86,000     226,525
   SMRT Corp., Ltd.......................................    25,000      35,520
   Stamford Land Corp., Ltd..............................   154,000      69,997
   StarHub, Ltd..........................................     8,000      24,069
   STX OSV Holdings, Ltd.................................    57,000      71,170
   Sunningdale Tech, Ltd.................................   143,000      14,506
  *Sunvic Chemical Holdings, Ltd.........................    90,000      26,413
   Super Group, Ltd......................................    22,000      43,942
 #*Swiber Holdings, Ltd..................................   112,000      53,084
   Tat Hong Holdings, Ltd................................    57,000      61,402
  *Tiger Airways Holdings, Ltd...........................     9,000       5,470
  *Transcu Group, Ltd....................................   383,999       5,037
  *Triyards Holdings, Ltd................................    21,900      14,632
   Tuan Sing Holdings, Ltd...............................   156,000      38,772
   UMS Holdings, Ltd.....................................   144,000      47,608
   United Engineers, Ltd.................................    42,000      84,844
   United Envirotech, Ltd................................    83,000      24,744
   United Industrial Corp., Ltd..........................   103,000     235,376
   United Overseas Bank, Ltd.............................    18,045     269,101
   UOB-Kay Hian Holdings, Ltd............................    72,000      94,615
   UOL Group, Ltd........................................    52,000     240,605
   Venture Corp., Ltd....................................    61,000     381,809
  #WBL Corp., Ltd........................................    16,000      46,366
   Wee Hur Holdings, Ltd.................................    75,000      17,211
   Wheelock Properties, Ltd..............................    24,000      35,607
  *Wilmar International, Ltd.............................    38,000      95,921
   Wing Tai Holdings, Ltd................................    81,768     115,708
   Yongnam Holdings, Ltd.................................   308,000      59,343
                                                                    -----------
TOTAL SINGAPORE..........................................            10,014,737
                                                                    -----------
SPAIN -- (1.8%)
  #Abengoa SA............................................     6,788      23,758
  *Abengoa SA Series B...................................    27,152      94,071

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
SPAIN -- (Continued)
   Abertis Infraestructuras SA............................   5,482 $   82,800
   Acciona SA.............................................   5,250    322,696
 #*Acerinox SA............................................  10,871    113,473
   ACS, Actividades de Construccion y Servicios, SA.......   2,442     52,187
   Adveo Group International SA...........................   2,843     41,849
  *Almirall SA............................................  13,122    117,504
   Amadeus IT Holding SA..................................   3,704     91,756
  *Amper SA...............................................   3,485      8,546
   Antena 3 de Television SA..............................   5,451     21,877
  #Banco Bilbao Vizcaya Argentaria SA..................... 104,990    877,287
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.......  34,534    286,632
 #*Banco de Sabadell SA................................... 357,985    872,923
   Banco Espanol de Credito SA............................  10,729     39,275
  #Banco Popular Espanol SA............................... 157,958    247,011
   Banco Santander SA..................................... 219,822  1,655,078
  #Banco Santander SA Sponsored ADR.......................  51,766    386,174
   Bankinter SA...........................................  34,448    136,823
  *Baron de Ley SA........................................     967     54,634
   Bolsas y Mercados Espanoles SA.........................   4,896    105,789
  #CaixaBank SA...........................................  73,843    280,442
 #*Caja de Ahorros del Mediterraneo SA....................   8,736         --
  *Campofrio Food Group SA................................   1,520     11,139
  *Cementos Portland Valderrivas SA.......................   1,746      8,381
  #Cie Automotive SA......................................  11,475     79,581
  *Codere SA..............................................     530      2,223
   Construcciones y Auxiliar de Ferrocarriles SA..........     202     96,174
  *Deoleo SA.............................................. 106,393     45,543
   Dinamia Capital Privado Sociedad de Capital Riesgo SA..      27        183
   Distribuidora Internacional de Alimentacion SA.........   9,770     59,188
   Duro Felguera SA.......................................   7,224     43,731
   Ebro Foods SA..........................................   9,172    168,467
   Elecnor SA.............................................   4,468     53,111
   Enagas SA..............................................   7,569    150,566
   Ence Energia y Celulosa SA.............................  44,710    109,159
  *Ercros SA..............................................  29,067     20,118
   Faes Farma SA..........................................  30,356     52,600
   Ferrovial SA...........................................  19,785    279,962
  *Fersa Energias Renovables SA...........................   4,378      2,102
   Fluidra SA.............................................     921      2,361
  #Fomento de Construcciones y Contratas SA...............   7,895    103,434
   Gamesa Corp Tecnologica SA.............................  52,113    106,467
   Gas Natural SDG SA.....................................  18,758    291,436
  *Grifols SA.............................................   2,915    101,240
   Grupo Catalana Occidente SA............................   6,084     99,353
   Iberdrola SA........................................... 118,852    615,526
   Iberpapel Gestion SA...................................     130      2,223
  #Indra Sistemas SA......................................  15,935    182,327
  *Inmobiliaria Colonial SA...............................   1,264      2,469
  *Jazztel P.L.C..........................................  28,321    187,738
  *La Seda de Barcelona SA................................   1,590      2,204
   Laboratorios Farmaceuticos Rovi SA.....................   1,442      9,700
   Mapfre SA..............................................  18,630     51,680
  #Mediaset Espana Comunicacion SA........................  28,183    151,689
   Melia Hotels International SA..........................   4,672     34,766
   Miquel y Costas & Miquel SA............................   1,681     45,799
  *NH Hoteles SA..........................................  23,746     86,210
   Obrascon Huarte Lain SA................................   4,518    118,436
   Papeles y Cartones de Europa SA........................   7,764     18,665
   Pescanova SA...........................................   3,349     62,168
 #*Promotora de Informaciones SA Series A.................  67,092     29,250
   Prosegur Cia de Seguridad SA...........................  14,050     76,655

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------ -----------
SPAIN -- (Continued)
  *Realia Business SA....................................... 14,616 $    11,180
   Red Electrica Corporacion SA.............................  4,942     231,876
   Repsol SA................................................  7,521     150,726
   Repsol SA Sponsored ADR..................................  8,520     171,252
 #*Sacyr Vallehermoso SA.................................... 17,602      35,071
  *Sociedad Nacional Industrias Aplicaciones Celulosa
    Espanola SA.............................................    538         565
   Solaria Energia y Medio Ambiente SA......................  8,257       9,344
   Tecnicas Reunidas SA.....................................    999      49,209
   Telefonica SA............................................ 22,213     293,183
   Telefonica SA Sponsored ADR..............................  7,184      94,398
  *Tubacex SA............................................... 16,869      43,541
   Tubos Reunidos SA........................................ 23,431      58,447
   Vidrala SA...............................................  4,008     103,648
   Viscofan SA..............................................  3,785     183,389
  *Vocento SA...............................................    845       1,072
  *Vueling Airlines SA......................................  2,854      19,086
   Zardoya Otis SA..........................................    847      10,481
 #*Zeltia SA................................................ 14,869      25,493
                                                                    -----------
TOTAL SPAIN.................................................         10,968,570
                                                                    -----------
SWEDEN -- (3.0%)
   Aarhuskarlshamn AB.......................................  3,387     133,421
   Acando AB................................................ 18,648      44,082
  *Active Biotech AB........................................  1,997      18,371
   AddTech AB Series B......................................  1,162      28,970
   AF AB Series B...........................................  7,716     171,392
   Alfa Laval AB............................................  4,247      73,886
 #*Alliance Oil Co., Ltd. SDR............................... 22,094     170,009
  *Arise Windpower AB.......................................  1,403       4,955
   Assa Abloy AB Series B...................................  6,882     229,279
   Avanza Bank Holding AB...................................  1,688      33,179
   Axfood AB................................................  1,350      49,974
  #Axis Communications AB...................................  3,786      88,494
   B&B Tools AB Series B....................................  5,073      34,831
   BE Group AB..............................................  8,493      20,736
   Beiger Electronics AB....................................    728       5,537
   Beijer Alma AB...........................................  2,460      41,431
  *Betsson AB...............................................  2,228      60,877
   Bilia AB Series A........................................  5,411      69,462
  #Billerud AB.............................................. 22,195     211,718
   BioGaia AB Series B......................................    778      20,113
  *Bjorn Borg AB............................................  5,637      29,731
   Boliden AB............................................... 50,452     884,106
   Bure Equity AB........................................... 19,350      67,105
   Byggmax Group AB.........................................  5,119      23,573
   Castellum AB.............................................  9,040     121,174
  *CDON Group AB............................................  4,074      22,896
  *Cision AB................................................    537       4,211
   Clas Ohlson AB Series B..................................  6,555      83,783
  #Concentric AB............................................  8,712      65,672
   Concordia Maritime AB Series B........................... 10,317      15,601
   Duni AB..................................................  6,637      60,149
   East Capital Explorer AB.................................  3,140      23,200
   Electrolux AB Series B................................... 27,823     713,261
   Elekta AB Series B....................................... 17,468     248,662
 #*Eniro AB................................................. 13,879      19,563
   Fabege AB................................................  5,720      56,809
  *Fastighets AB Balder Series B............................  5,442      29,844
   G & L Beijer AB Series B.................................  5,568      86,591
   Getinge AB Series B......................................  8,594     264,456
   Gunnebo AB...............................................  8,531      33,052

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
SWEDEN -- (Continued)
   Hakon Invest AB..........................................   8,061 $  138,526
  #Haldex AB................................................  14,225     62,157
   Hexagon AB Series B......................................  16,888    390,134
   Hexpol AB................................................   4,560    203,902
  *HIQ International AB.....................................   5,939     27,109
   Hoganas AB Series B......................................   4,200    140,067
   Holmen AB Series B.......................................  12,663    373,172
   Hufvudstaden AB Series A.................................   2,399     30,470
   Husqvarna AB Series A....................................  16,643     96,512
   Husqvarna AB Series B.................................... 104,925    609,472
   Industrial & Financial Systems AB Series B...............   3,767     58,034
   Indutrade AB.............................................   1,483     41,601
   Intrum Justitia AB.......................................   6,733     97,421
   JM AB....................................................  13,589    244,779
 #*KappAhl AB...............................................  31,290     22,583
   Klovern AB...............................................   4,341     16,814
   KNOW IT AB...............................................   5,593     40,506
   Kungsleden AB............................................   8,310     40,647
   Lagercrantz Group AB Series B............................   3,413     30,556
   Lindab International AB..................................  17,212    129,187
   Loomis AB Series B.......................................  13,680    187,991
  *Lundin Petroleum AB......................................   8,737    209,635
   Meda AB Series A.........................................  46,338    474,734
  *Medivir AB Series B......................................   3,681     33,595
   Mekonomen AB.............................................   1,728     48,454
 #*Micronic Mydata AB.......................................  22,549     35,006
   Millicom International Cellular SA SDR...................     763     65,873
   Modern Times Group AB Series B...........................     714     21,780
   NCC AB Series A..........................................     516      9,548
   NCC AB Series B..........................................  18,526    347,125
  *Net Entertainment NE AB..................................   2,208     24,364
 #*Net Insight AB Series B..................................  44,491     10,604
  #New Wave Group AB Series B...............................   9,990     30,263
  #NIBE Industrier AB Series B..............................   5,798     87,797
 #*Nobia AB.................................................  35,951    144,857
   Nolato AB Series B.......................................   5,192     60,224
   Nordea Bank AB...........................................  80,010    727,263
   Nordnet AB Series B......................................  24,240     60,046
   OEM International AB Series B............................   1,100     10,674
  *Orexo AB.................................................   4,651     33,710
   Oriflame Cosmetics SA SDR................................   3,287     90,835
  *PA Resources AB.......................................... 121,871      8,299
   Peab AB Series B.........................................  39,992    188,851
   Pricer AB Series B.......................................  26,995     35,826
   ProAct IT Group AB.......................................   1,449     20,756
   Proffice AB Series B.....................................   6,502     18,823
   Ratos AB Series B........................................  26,759    229,754
   Readsoft AB Series B.....................................   7,704     22,767
  *Rederi AB Transatlantic..................................   4,088      3,592
  *Rezidor Hotel Group AB...................................  18,581     66,148
  *RNB Retail & Brands AB...................................     953        280
   Rottneros AB.............................................   4,960      1,383
   Saab AB Series B.........................................  13,866    263,798
   Sandvik AB...............................................   6,198     86,124
 #*SAS AB...................................................  39,445     38,407
   Scania AB Series B.......................................   2,498     47,663
  *Securitas AB Series B....................................  31,983    232,923
  *Semcon AB................................................   3,664     24,413
   Skandinaviska Enskilda Banken AB Series A................ 137,821  1,143,610
   Skanska AB Series B......................................  32,034    501,814
   SKF AB Series B..........................................   6,178    139,424

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------ -----------
SWEDEN -- (Continued)
   Skistar AB...............................................  4,280 $    51,432
  #SSAB AB Series A......................................... 35,977     257,731
   SSAB AB Series B......................................... 16,297     100,789
   Svenska Cellulosa AB Series A............................  5,303     104,266
   Svenska Cellulosa AB Series B............................ 56,655   1,104,558
   Svenska Handelsbanken AB Series A........................ 13,978     479,686
   Sweco AB Series B........................................  2,946      31,030
   Swedbank AB Series A..................................... 24,118     447,980
   Swedish Match AB.........................................  1,500      51,142
  *Swedish Orphan Biovitrum AB.............................. 33,543     189,400
   Systemair AB.............................................    819       9,470
   Tele2 AB Series B........................................ 15,451     257,921
   Telefonaktiebolaget LM Ericsson AB Series A..............  4,300      36,886
   Telefonaktiebolaget LM Ericsson AB Series B.............. 70,980     628,817
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.........    900       8,001
   TeliaSonera AB........................................... 55,716     366,290
  *TradeDoubler AB..........................................  8,288      14,574
   Trelleborg AB Series B................................... 62,039     676,025
  #Unibet Group P.L.C. SDR..................................  3,049      85,989
   Vitrolife AB.............................................    850       5,581
   Volvo AB Series A........................................  7,822     105,317
   Volvo AB Series B........................................ 18,915     255,243
   Wallenstam AB Series B...................................  4,077      44,816
   Wihlborgs Fastigheter AB.................................  4,450      67,928
  *Xvivo Perfusion AB.......................................    850       3,460
                                                                    -----------
TOTAL SWEDEN................................................         18,331,170
                                                                    -----------
SWITZERLAND -- (5.9%)
  *ABB, Ltd................................................. 14,725     265,932
   ABB, Ltd. Sponsored ADR.................................. 16,820     303,769
   Acino Holding AG.........................................  1,178     144,439
   Actelion, Ltd............................................  3,991     192,636
   Adecco SA................................................  8,224     398,802
  *AFG Arbonia-Forster Holding AG...........................  4,138      93,790
   Allreal Holding AG.......................................  4,268     645,257
   Alpiq Holding AG.........................................    337      54,993
   ALSO-Actebis Holding AG..................................    321      15,647
   AMS AG...................................................  2,877     306,477
   APG SGA SA...............................................     74      14,098
   Aryzta AG................................................ 17,488     873,657
   Ascom Holding AG.........................................  5,457      46,678
  *Autoneum Holding AG......................................    720      36,825
  #Bachem Holdings AG.......................................    796      31,920
   Baloise Holding AG....................................... 11,538     963,030
   Bank Coop AG.............................................  1,479      87,660
   Banque Cantonale de Geneve SA............................    110      24,338
   Banque Cantonale Vaudoise AG.............................    561     297,495
   Banque Privee Edmond de Rothschild SA....................      1      20,384
   Barry Callebaut AG.......................................    160     152,811
  *Basilea Pharmaceutica AG.................................  2,498     122,842
   Basler Kantonalbank AG...................................    599      65,179
   Belimo Holdings AG.......................................     60     105,751
   Bell AG..................................................     32      68,030
   Berner Kantonalbank AG...................................    976     265,796
   BKW AG...................................................    645      24,953
  *Bobst Group AG...........................................  2,031      62,015
   Bossard Holding AG.......................................    598      80,195
   Bucher Industries AG.....................................  1,226     230,052
   Burckhardt Compression Holding AG........................    467     133,851
   Burkhalter Holding AG....................................      9       2,947
   Centralschweizerische Kraftwerke AG......................     31      11,014

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
SWITZERLAND -- (Continued)
  *Cham Paper Holding AG.....................................     17 $    2,890
  *Charles Voegele Holding AG................................  1,289     22,881
   Cie Financiere Tradition SA...............................    305     18,502
  #Clariant AG............................................... 56,160    601,810
   Coltene Holding AG........................................  1,771     51,513
   Compagnie Financiere Richemont SA Series A................  5,513    357,783
   Conzzeta AG...............................................     35     64,332
   Credit Suisse Group AG.................................... 76,065  1,768,919
   Daetwyler Holding AG......................................  1,335    116,144
 #*Dufry AG..................................................  2,291    291,385
  #EFG International AG...................................... 12,631    115,515
   Emmi AG...................................................    523    129,915
   EMS-Chemie Holding AG.....................................    439    105,918
   Energiedienst Holding AG..................................  1,258     57,095
   Flughafen Zuerich AG......................................    992    424,518
   Forbo Holding AG..........................................    508    321,056
   Galenica Holding AG.......................................    207    121,570
  *GAM Holding AG............................................ 49,665    694,585
   Gategroup Holding AG......................................  7,072    187,428
   Geberit AG................................................    739    152,637
   George Fisher AG..........................................  1,180    414,599
   Givaudan SA...............................................    282    282,081
   Gurit Holding AG..........................................     97     39,542
   Helvetia Holding AG.......................................  1,290    452,978
   Holcim, Ltd............................................... 24,022  1,639,411
   Huber & Suhner AG.........................................  3,353    149,097
   Implenia AG...............................................  4,270    181,301
   Inficon Holding AG........................................    241     51,554
   Interroll Holding AG......................................    121     45,681
   Intershop Holding AG......................................     51     17,744
   Julius Baer Group, Ltd.................................... 18,737    650,208
  #Kaba Holding AG...........................................    359    135,749
  *Kardex AG.................................................  1,109     29,271
  #Komax Holding AG..........................................    841     61,166
   Kudelski SA............................................... 10,425    113,989
   Kuehne & Nagel International AG...........................  1,113    130,202
  *Kuoni Reisen Holding AG Series B..........................  1,063    284,264
  #LEM Holding SA............................................     28     14,076
  *Liechtensteinische Landesbank AG..........................  1,203     39,235
   Lindt & Spruengli AG......................................      1     36,402
  #Logitech International SA................................. 46,055    333,525
   Lonza Group AG............................................ 12,434    630,630
  #Luzerner Kantonalbank AG..................................    603    218,219
   Metall Zug AG.............................................     32     67,280
 #*Meyer Burger Technology AG................................ 10,713    104,105
   Micronas Semiconductor Holding AG.........................  8,922     76,717
   Mikron Holding AG.........................................  4,766     27,538
   Mobilezone Holding AG.....................................  2,526     26,455
   Mobimo Holding AG.........................................  1,529    354,574
  *Myriad Group AG...........................................  4,819     12,938
   Nestle SA................................................. 29,483  1,871,824
   Nobel Biocare Holding AG..................................  9,798     87,770
   Novartis AG...............................................  3,867    233,182
   Novartis AG ADR........................................... 25,578  1,546,446
  *OC Oerlikon Corp. AG...................................... 41,198    414,932
  *Orascom Development Holding AG............................  1,261     21,571
   Orell Fuessli Holding AG..................................    184     19,162
   Orior AG..................................................  1,013     52,942
   Panalpina Welttransport Holding AG........................  2,305    218,017
   Partners Group Holding AG.................................    501    106,056
   Phoenix Mecano AG.........................................    168     82,890

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
SWITZERLAND -- (Continued)
   PSP Swiss Property AG...................................   1,506 $   138,306
   PubliGroupe SA..........................................     558      75,994
   Rieters Holdings AG.....................................     609      97,383
   Romande Energie Holding SA..............................      52      66,902
   Schaffner Holding AG....................................      39       9,664
   Schindler Holding AG....................................     551      71,377
   Schmolz & Bickenbach AG.................................  17,745      67,108
   Schweiter Technologies AG...............................     260     127,570
   Schweizerische National-Versicherungs-Gesellschaft AG...   3,878     156,873
   SGS SA..................................................      48     101,756
  *Siegfried Holding AG....................................     817     101,844
   Sika AG.................................................     177     368,836
   Sonova Holding AG.......................................     728      73,307
   St. Galler Kantonalbank AG..............................     657     269,386
   #Straumann Holding AG...................................     492      60,626
   Sulzer AG...............................................   2,814     408,050
   Swatch Group AG (7184725)...............................     829     343,146
   Swatch Group AG (7184736)...............................   1,122      81,609
   Swiss Life Holding AG...................................   6,474     817,583
   Swiss Re, Ltd...........................................  35,621   2,464,879
   Swisscom AG.............................................     339     141,113
   Swisslog Holding AG.....................................  74,559      80,095
   Swissquote Group Holding SA.............................   2,586      79,843
   Syngenta AG ADR.........................................   2,693     209,946
   Tamedia AG..............................................     359      40,122
   Tecan Group AG..........................................   1,744     130,142
  *Temenos Group AG........................................   7,046     116,072
  *Tornos Holding AG.......................................   2,333      16,158
   U-Blox AG...............................................   1,145      50,722
   UBS AG..................................................  64,697     970,688
  #UBS AG ADR..............................................  34,236     514,225
   Valiant Holding AG......................................   3,662     360,688
   Valora Holding AG.......................................     744     141,415
  *Vaudoise Assurances Holding SA..........................     227      70,267
   Verwaltungs und Privat-Bank AG..........................     990      73,858
   Vetropack Holding AG....................................      45      76,728
  *Von Roll Holding AG.....................................  12,622      28,571
   Vontobel Holdings AG....................................   6,677     186,213
   VZ Holding AG...........................................      50       5,962
   Walliser Kantonalbank AG................................      37      34,860
   WMH Walter Meier Holding AG.............................     105      23,558
   Ypsomed Holdings AG.....................................     784      46,631
   Zehnder Group AG........................................   2,320     136,634
  *Zug Estates Holding AG Class B..........................      32      42,148
   Zuger Kantonalbank AG...................................      19      99,778
   Zurich Insurance Group AG...............................  14,816   3,652,436
                                                                    -----------
TOTAL SWITZERLAND..........................................          36,256,054
                                                                    -----------
UNITED KINGDOM -- (18.5%)
   4imprint Group P.L.C....................................     979       5,501
   888 Holdings P.L.C......................................  29,087      49,256
   A.G. Barr P.L.C.........................................   7,158      51,407
   Aberdeen Asset Management P.L.C.........................  87,090     457,483
   Acal P.L.C..............................................   3,887      10,876
   Admiral Group P.L.C.....................................   3,611      64,708
   Aegis Group P.L.C.......................................  82,443     313,050
  *Afren P.L.C............................................. 192,537     429,443
   African Barrick Gold P.L.C..............................  30,305     207,787
   Aga Rangemaster Group P.L.C.............................   9,912       8,734
   Aggreko P.L.C...........................................   4,825     167,815
   Amec P.L.C..............................................  17,688     303,489

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   Amlin P.L.C.............................................. 141,826 $  854,966
   Anglo American P.L.C.....................................  60,914  1,877,034
   Anglo Pacific Group P.L.C................................  11,607     46,906
   Anglo-Eastern Plantations P.L.C..........................      19        215
   Anite P.L.C..............................................  44,555    101,721
   Antofagasta P.L.C........................................   8,353    169,936
   ARM Holdings P.L.C.......................................  31,980    344,605
   Ashmore Group P.L.C......................................  17,502    100,752
   Ashtead Group P.L.C...................................... 135,222    816,920
   Associated British Foods P.L.C...........................  21,546    482,172
   Assura Group, Ltd........................................  23,871     12,934
   AstraZeneca P.L.C. Sponsored ADR.........................  11,019    511,282
   Aveva Group P.L.C........................................   5,527    177,855
   Aviva P.L.C.............................................. 209,754  1,123,324
  #Aviva P.L.C. Sponsored ADR...............................   9,081     97,893
   AZ Electronic Materials SA...............................   5,612     32,191
   Babcock International Group P.L.C........................  26,973    426,377
   BAE Systems P.L.C........................................  49,239    248,524
   Balfour Beatty P.L.C..................................... 140,310    715,220
   Barclays P.L.C........................................... 207,884    768,706
   Barclays P.L.C. Sponsored ADR............................  33,524    496,155
  *Barratt Developments P.L.C............................... 259,165    794,475
   BBA Aviation P.L.C....................................... 106,497    347,933
   Beazley P.L.C............................................ 138,486    395,978
   Bellway P.L.C............................................  30,708    501,966
   Berendsen P.L.C..........................................  41,364    376,132
  *Berkeley Group Holdings P.L.C. (The).....................  28,573    703,132
   Betfair Group P.L.C......................................   2,405     29,217
   BG Group P.L.C...........................................  36,356    675,023
   BHP Billiton P.L.C.......................................   3,376    108,206
   BHP Billiton P.L.C. ADR..................................   7,096    454,002
   Bloomsbury Publishing P.L.C..............................   1,196      2,486
   Bodycote P.L.C...........................................  55,300    337,648
   Booker Group P.L.C.......................................  97,678    161,733
   Bovis Homes Group P.L.C..................................  34,610    286,502
   BP P.L.C. Sponsored ADR..................................  80,492  3,452,302
   Braemar Shipping Services P.L.C..........................   1,245      8,392
   Brammer P.L.C............................................     975      3,785
   Brewin Dolphin Holdings P.L.C............................  57,636    168,180
   British Polythene Industries P.L.C.......................   4,284     26,366
   British Sky Broadcasting Group P.L.C.....................   8,574     98,129
   Britvic P.L.C............................................  20,218    117,337
   BT Group P.L.C...........................................  16,974     58,333
   BT Group P.L.C. Sponsored ADR............................   4,280    147,146
  *BTG P.L.C................................................  58,842    324,899
   Bunzl P.L.C..............................................  16,317    270,283
   Burberry Group P.L.C.....................................  11,738    221,474
   Bwin.Party Digital Entertainment P.L.C................... 164,386    319,361
   Cable & Wireless Communications P.L.C.................... 230,845    139,781
  *Cairn Energy P.L.C.......................................  45,121    204,518
   Cape P.L.C...............................................  28,638    124,555
   Capita P.L.C.............................................   9,318    108,874
   Capital & Counties Properties P.L.C......................   1,729      6,316
  *Capital & Regional P.L.C.................................  34,857     13,517
   Carclo P.L.C.............................................   6,128     35,727
   Carillion P.L.C.......................................... 108,682    540,937
   Carnival P.L.C...........................................  17,812    709,502
  #Carnival P.L.C. ADR......................................   1,504     59,453
  *Carpetright P.L.C........................................   3,609     40,202
   Castings P.L.C...........................................   9,986     55,955
   Catlin Group, Ltd........................................  92,411    704,258

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
  *Centamin P.L.C.............................................  99,057 $102,307
   Chemring Group P.L.C.......................................  36,226  183,857
   Chesnara P.L.C.............................................  28,258   85,665
   Chime Communications P.L.C.................................   7,386   25,756
   Cineworld Group P.L.C......................................  28,182  110,348
   Clarkson P.L.C.............................................     893   19,202
   Close Brothers Group P.L.C.................................  39,660  542,694
   Cobham P.L.C............................................... 163,647  568,939
  *Colt Group SA..............................................  56,580  100,977
   Compass Group P.L.C........................................  32,221  354,048
   Computacenter P.L.C........................................  32,517  192,531
   Consort Medical P.L.C......................................   6,807   84,126
   Cookson Group P.L.C........................................  73,304  692,495
   Costain Group P.L.C........................................   2,521    9,592
   Cranswick P.L.C............................................  11,913  143,642
   Creston P.L.C..............................................   3,606    4,887
   Croda International P.L.C..................................   6,284  223,739
   CSR P.L.C..................................................  60,067  342,897
   CSR P.L.C. ADR.............................................     700   15,932
   Daily Mail & General Trust P.L.C. Series A.................  26,509  204,489
   Dairy Crest Group P.L.C....................................  36,421  210,003
   Darty P.L.C................................................  56,339   48,985
   De La Rue P.L.C............................................  10,052  171,917
   Debenhams P.L.C............................................ 341,473  661,098
   Dechra Pharmaceuticals P.L.C...............................   6,157   61,258
   Development Securities P.L.C...............................  20,342   52,563
   Devro P.L.C................................................  26,558  140,778
   Dialight P.L.C.............................................   3,025   54,343
   Dignity P.L.C..............................................   6,668  100,653
   Diploma P.L.C..............................................  18,621  134,536
  *Dixons Retail P.L.C........................................ 841,967  280,913
   Domino Printing Sciences P.L.C.............................  16,343  143,283
   Domino's Pizza Group P.L.C.................................   8,282   67,681
   Drax Group P.L.C...........................................  82,536  749,087
   DS Smith P.L.C............................................. 207,442  716,187
   Dunelm Group P.L.C.........................................   2,288   24,791
   E2V Technologies P.L.C.....................................  19,164   35,958
   easyJet P.L.C..............................................  45,711  461,956
   Electrocomponents P.L.C....................................  67,573  234,695
   Elementis P.L.C............................................  92,492  313,059
  *EnQuest P.L.C.............................................. 137,197  257,193
  *Enterprise Inns P.L.C...................................... 119,968  141,057
  *Essar Energy P.L.C.........................................   6,384   14,147
   Eurasian Natural Resources Corp. P.L.C.....................  26,397  139,934
   Euromoney Institutional Investor P.L.C.....................   5,292   68,409
   Evraz P.L.C................................................  33,809  129,002
  *Exillon Energy P.L.C.......................................  16,246   40,949
   Experian P.L.C.............................................   9,848  170,381
   F&C Asset Management P.L.C................................. 126,978  203,117
   Fenner P.L.C...............................................  45,184  263,985
   Ferrexpo P.L.C.............................................  20,896   70,560
   Fiberweb P.L.C.............................................  45,220   48,232
   Fidessa Group P.L.C........................................   4,266   91,591
   Filtrona P.L.C.............................................  26,942  249,599
  *Findel P.L.C............................................... 203,693   22,344
   Firstgroup P.L.C...........................................  77,050  237,264
  *Fortune Oil P.L.C.......................................... 194,600   26,718
   Fresnillo P.L.C............................................     219    6,799
   Fuller Smith & Turner P.L.C. Series A......................   7,612   91,013
   G4S P.L.C..................................................  98,556  414,784
   Galliford Try P.L.C........................................  19,811  236,273

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
  *Gem Diamonds, Ltd........................................  28,445 $   77,597
   Genus P.L.C..............................................  10,956    258,090
   GKN P.L.C................................................ 166,610    560,381
   Go-Ahead Group P.L.C.....................................   4,714     98,908
   Greencore Group P.L.C.................................... 117,036    171,867
   Greene King P.L.C........................................  56,861    545,552
   Greggs P.L.C.............................................  15,704    118,765
   Halfords Group P.L.C.....................................  41,756    233,397
   Halma P.L.C..............................................  26,394    175,919
  *Hardy Oil & Gas P.L.C....................................   8,461     17,715
   Hargreaves Lansdown P.L.C................................  16,210    193,455
   Hays P.L.C...............................................  92,832    122,404
   Headlam Group P.L.C......................................  17,739     91,584
   Helical Bar P.L.C........................................  28,715     89,417
   Henderson Group P.L.C.................................... 169,830    321,467
  *Heritage Oil P.L.C.......................................  45,942    143,719
  *hibu P.L.C............................................... 869,269      5,191
   Hikma Pharmaceuticals P.L.C..............................  24,555    293,270
   Hill & Smith Holdings P.L.C..............................  18,702    112,463
   Hiscox, Ltd.............................................. 100,746    776,837
   Hochschild Mining P.L.C..................................  22,123    176,873
   Hogg Robinson Group P.L.C................................   4,980      3,942
   Home Retail Group P.L.C.................................. 114,520    211,426
   Homeserve P.L.C..........................................  24,446     87,188
   Howden Joinery Group P.L.C...............................  77,176    212,179
  #HSBC Holdings P.L.C. Sponsored ADR....................... 102,908  5,079,539
   Hunting P.L.C............................................  21,885    265,084
   Huntsworth P.L.C.........................................  25,889     19,569
   Hyder Consulting P.L.C...................................     977      6,229
   ICAP P.L.C...............................................  79,747    419,554
   IG Group Holdings P.L.C..................................  34,401    242,240
  *Imagination Technologies Group P.L.C.....................   9,631     71,153
   IMI P.L.C................................................  15,182    234,409
   Imperial Tobacco Group P.L.C.............................  12,246    463,140
   Inchcape P.L.C........................................... 108,309    704,387
   Informa P.L.C............................................ 109,445    708,442
   Inmarsat P.L.C...........................................  45,303    415,039
  *Innovation Group P.L.C................................... 197,432     70,212
   InterContinental Hotels Group P.L.C......................   4,459    110,313
   InterContinental Hotels Group P.L.C. ADR.................   1,026     25,260
  *International Consolidated Airlines Group SA............. 189,265    493,401
  *International Ferro Metals, Ltd..........................  82,212     18,267
   International Personal Finance P.L.C.....................  31,376    176,249
   Interserve P.L.C.........................................  37,094    233,689
   Intertek Group P.L.C.....................................   4,367    199,059
   Invensys P.L.C...........................................  82,156    302,931
   Investec P.L.C........................................... 102,274    603,124
  *IP Group P.L.C...........................................  56,362    107,525
   ITE Group P.L.C..........................................  26,693     83,274
   ITV P.L.C................................................ 269,602    377,449
   James Fisher & Sons P.L.C................................  11,653    147,098
   Jardine Lloyd Thompson Group P.L.C.......................   7,270     87,389
   JD Sports Fashion P.L.C..................................   3,602     44,178
   JD Wetherspoon P.L.C.....................................  18,334    148,560
  *JKX Oil & Gas P.L.C......................................  19,692     25,478
   John Menzies P.L.C.......................................   6,307     61,719
   John Wood Group P.L.C....................................  59,682    820,315
   Johnson Matthey P.L.C....................................   8,203    298,510
   Jupiter Fund Management P.L.C............................  36,574    154,743
   Kazakhmys P.L.C..........................................  27,425    314,656
   KCOM Group P.L.C.........................................  53,721     65,912

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
   Keller Group P.L.C.....................................    10,796 $  105,899
   Kier Group P.L.C.......................................     5,615    116,809
   Kingfisher P.L.C.......................................   232,192  1,087,134
  *Kofax P.L.C............................................    16,410     74,774
   Ladbrokes P.L.C........................................    82,902    240,119
   Laird P.L.C............................................    69,307    235,774
  #Lamprell P.L.C.........................................    41,823     50,081
   Lancashire Holdings, Ltd...............................    37,973    529,535
   Laura Ashley Holdings P.L.C............................    22,105      9,438
   Lavendon Group P.L.C...................................    17,532     39,950
   Legal & General Group P.L.C............................   594,171  1,288,008
  *Lloyds Banking Group P.L.C............................. 1,911,509  1,258,744
  *Lloyds Banking Group P.L.C. Sponsored ADR..............    46,132    120,866
   London Stock Exchange Group P.L.C......................    24,527    387,006
  #Lonmin P.L.C...........................................    34,133    283,235
   Lookers P.L.C..........................................    63,385     77,692
   Low & Bonar P.L.C......................................    21,333     18,660
   LSL Property Services P.L.C............................     1,287      4,690
   Man Group P.L.C........................................   242,887    308,655
   Management Consulting Group P.L.C......................    29,849     11,945
   Marks & Spencer Group P.L.C............................    48,250    307,095
   Marshalls P.L.C........................................    19,919     28,832
   Marston's P.L.C........................................   149,111    295,313
  *McBride P.L.C..........................................    40,404     89,364
  *McBride P.L.C. Redeemable B Shares..................... 1,212,120      1,956
   Mears Group P.L.C......................................    26,230    124,552
   Mecom Group P.L.C......................................    31,967     40,176
   Meggitt P.L.C..........................................   105,432    657,591
   Melrose P.L.C..........................................   176,910    689,127
   Michael Page International P.L.C.......................    15,548     90,745
   Micro Focus International P.L.C........................     4,590     42,575
   Millennium & Copthorne Hotels P.L.C....................    44,872    364,123
  *Mitchells & Butlers P.L.C..............................    61,137    323,494
   Mitie Group P.L.C......................................    73,516    346,378
   Mondi P.L.C............................................    70,018    771,844
   Moneysupermarket.com Group P.L.C.......................    54,769    118,614
   Morgan Crucible Co. P.L.C..............................    52,261    213,524
   Morgan Sindall Group P.L.C.............................     7,602     81,189
   Mothercare P.L.C.......................................    14,702     65,966
   N Brown Group P.L.C....................................    43,294    235,171
   National Express Group P.L.C...........................   107,229    294,946
   NCC Group P.L.C........................................     3,591     52,231
   New World Resources P.L.C. Series A....................         8         33
   Next P.L.C.............................................     3,701    213,350
   Northgate P.L.C........................................    21,162     86,495
   Novae Group P.L.C......................................    11,901     71,508
 #*Ocado Group P.L.C......................................    61,385     65,769
   Old Mutual P.L.C.......................................   465,474  1,295,638
  *Optos P.L.C............................................     8,122     26,690
   Oxford Instruments P.L.C...............................     6,221    134,997
   Pace P.L.C.............................................    69,149    207,591
   PayPoint P.L.C.........................................     1,351     16,785
   Pearson P.L.C..........................................    15,716    316,003
  #Pearson P.L.C. Sponsored ADR...........................    21,531    432,773
  *Pendragon P.L.C........................................   129,184     29,186
   Pennon Group P.L.C.....................................    21,112    244,558
   Persimmon P.L.C........................................    79,548  1,023,538
  *Petra Diamonds, Ltd....................................    71,660    115,381
   Petrofac, Ltd..........................................     4,912    127,527
   Petropavlovsk P.L.C....................................    41,647    271,919
   Phoenix Group Holdings P.L.C...........................    11,270     89,909

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
   Phoenix IT Group, Ltd..................................    10,671 $   29,755
   Photo-Me International P.L.C...........................    17,478     14,126
   Porvair P.L.C..........................................       500      1,108
   Premier Farnell P.L.C..................................    44,337    118,640
  *Premier Foods P.L.C....................................    65,881    113,698
  *Premier Oil P.L.C......................................    86,889    492,663
   Provident Financial P.L.C..............................     6,445    142,853
   Prudential P.L.C.......................................    68,348    938,671
   Prudential P.L.C. ADR..................................       800     21,984
  *Punch Taverns P.L.C....................................   139,592     14,619
   PZ Cussons P.L.C.......................................    16,088     87,981
   Qinetiq Group P.L.C....................................   126,269    402,166
  *Quintain Estates & Development P.L.C...................   101,933     88,144
   R.E.A. Holdings P.L.C..................................     1,822     14,137
   Randgold Resources, Ltd................................       810     96,826
   Rathbone Brothers P.L.C................................     6,944    145,279
  *Raven Russia, Ltd......................................    29,857     31,341
  *Redrow P.L.C...........................................    58,585    149,410
   Reed Elsevier P.L.C....................................     3,037     29,749
   Reed Elsevier P.L.C. ADR...............................       300     11,721
   Regus P.L.C............................................   167,996    272,398
   Renishaw P.L.C.........................................     5,590    159,381
  *Renold P.L.C...........................................    12,120      3,685
   Rentokil Initial P.L.C.................................    63,933     91,006
   Resolution, Ltd........................................   264,476    932,454
   Restaurant Group P.L.C.................................    25,626    155,273
   Rexam P.L.C............................................   142,831  1,031,333
   Ricardo P.L.C..........................................     7,021     40,987
   Rightmove P.L.C........................................     7,424    193,276
   Rio Tinto P.L.C........................................     5,471    273,314
   Rio Tinto P.L.C. Sponsored ADR.........................     8,363    417,983
   RM P.L.C...............................................     9,841     12,823
   Robert Walters P.L.C...................................    16,237     52,297
  *Rolls-Royce Holdings P.L.C.............................    50,296    695,065
  *Rolls-Royce Holdings P.L.C. Series C................... 3,822,496      6,169
   Rotork P.L.C...........................................     4,681    172,456
  *Royal Bank of Scotland Group P.L.C.....................   172,486    770,173
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR......    13,214    118,133
   Royal Dutch Shell P.L.C. ADR...........................    88,550  6,254,286
   Royal Dutch Shell P.L.C. Series A......................       239      8,201
   Royal Dutch Shell P.L.C. Series B......................     6,539    231,302
   RPC Group P.L.C........................................    41,398    283,296
   RPS Group P.L.C........................................    59,685    226,394
   RSA Insurance Group P.L.C..............................   685,426  1,244,158
   SABmiller P.L.C........................................    11,816    507,124
   Safestore Holdings P.L.C...............................    11,869     20,907
   Sage Group P.L.C.......................................   103,070    517,677
   Sainsbury (J.) P.L.C...................................   123,819    709,936
  *Salamander Energy P.L.C................................    62,689    194,853
   Savills P.L.C..........................................    32,530    212,596
   Schroders P.L.C........................................    10,034    247,592
   Schroders P.L.C. Non-Voting............................     6,442    128,636
   SDL P.L.C..............................................    17,586    150,738
   Senior P.L.C...........................................    75,073    235,935
   Serco Group P.L.C......................................    20,448    187,176
   Severfield-Rowen P.L.C.................................    22,934     52,199
   Severn Trent P.L.C.....................................     5,504    142,748
   Shanks Group P.L.C.....................................   107,075    141,645
   Shire P.L.C. ADR.......................................     1,800    151,902
   SIG P.L.C..............................................   153,475    260,002
   Smith & Nephew P.L.C...................................     7,200     76,142

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
  #Smith & Nephew P.L.C. Sponsored ADR......................   1,400 $   74,158
   Smiths Group P.L.C.......................................  14,750    252,032
   Smiths News P.L.C........................................  20,687     51,899
  *SOCO International P.L.C.................................  39,498    215,817
  *Southern Cross Healthcare Group P.L.C....................  27,167         --
   Spectris P.L.C...........................................  18,022    504,785
   Speedy Hire P.L.C........................................  63,745     33,213
   Spirax-Sarco Engineering P.L.C...........................   4,673    146,306
   Spirent Communications P.L.C............................. 122,722    286,551
   Spirit Pub Co. P.L.C..................................... 194,950    190,566
  *Sportech P.L.C...........................................   2,757      2,851
   Sportingbet P.L.C........................................  48,245     41,802
  *Sports Direct International P.L.C........................  28,039    180,684
   SSE P.L.C................................................  25,621    599,260
   St. Ives Group P.L.C.....................................  15,536     25,708
   St. James's Place P.L.C..................................  18,607    119,478
   St. Modwen Properties P.L.C..............................  29,859     97,307
   Stagecoach Group P.L.C...................................  22,045     97,768
   Standard Chartered P.L.C.................................  70,024  1,657,940
   Standard Life P.L.C...................................... 253,612  1,197,519
   Sthree P.L.C.............................................  12,874     62,598
  *SuperGroup P.L.C.........................................   1,850     19,976
   Synergy Health P.L.C.....................................  11,910    178,619
   TalkTalk Telecom Group P.L.C.............................  61,807    189,708
  *Talvivaara Mining Co. P.L.C..............................  27,180     57,262
   Tate & Lyle P.L.C........................................  45,004    527,494
   Taylor Wimpey P.L.C...................................... 883,661    873,386
   Ted Baker P.L.C..........................................     479      7,315
   Telecity Group P.L.C.....................................  11,774    171,509
   Telecom Plus P.L.C.......................................   4,094     56,177
   Tesco P.L.C.............................................. 186,709    966,121
  *Thomas Cook Group P.L.C.................................. 153,589     50,885
  *Travis Perkins P.L.C.....................................  58,572  1,023,546
  *Trinity Mirror P.L.C.....................................  60,279     59,029
   TT electronics P.L.C.....................................  48,065     97,136
   TUI Travel P.L.C......................................... 124,064    503,368
   Tullett Prebon P.L.C.....................................  59,611    263,534
   Tullow Oil P.L.C.........................................  10,521    239,026
   UBM P.L.C................................................  24,714    279,391
   Ultra Electronics Holdings P.L.C.........................   5,104    139,668
   Unite Group P.L.C........................................  12,079     55,303
   United Drug P.L.C........................................  61,197    277,749
   United Utilities Group P.L.C.............................   8,697     95,088
   UTV Media P.L.C..........................................   4,124      8,869
  *Vectura Group P.L.C......................................  65,814     92,447
   Vedanta Resources P.L.C..................................  18,726    344,075
   Victrex P.L.C............................................   7,594    175,045
   Vitec Group P.L.C. (The).................................   5,880     67,600
   Vodafone Group P.L.C. Sponsored ADR...................... 165,738  4,511,388
   Volex P.L.C..............................................   1,588      4,170
   Weir Group P.L.C. (The)..................................   8,931    251,691
   WH Smith P.LC............................................  19,644    197,129
   Whitbread P.L.C..........................................  17,900    680,260
   William Hill P.L.C.......................................  93,750    512,249
   William Morrison Supermarkets P.L.C...................... 223,003    965,555
  *Wincanton P.L.C..........................................   8,167      8,940
  *Wolfson Microelectronics P.L.C...........................  14,929     50,201
   Wolseley P.L.C...........................................  11,555    506,545
   WPP P.L.C................................................  36,317    469,411
  #WPP P.L.C. Sponsored ADR.................................  13,042    843,035
   WS Atkins P.L.C..........................................  13,476    155,402

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         Shares      Value++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
   Xaar P.L.C..........................................      1,530 $      6,501
  *Xchanging P.L.C.....................................     59,342      106,095
   Xstrata P.L.C.......................................     77,287    1,224,342
   Yule Catto & Co. P.L.C..............................     54,799      130,101
                                                                   ------------
TOTAL UNITED KINGDOM...................................             114,964,747
                                                                   ------------
UNITED STATES -- (0.0%)
  *Minera Andes Acquisition Corp.......................     22,078      106,770
                                                                   ------------
TOTAL COMMON STOCKS....................................             558,378,468
                                                                   ------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Porsche Automobil Holding SE........................      2,021      134,707
                                                                   ------------
UNITED KINGDOM -- (0.0%)
  *R.E.A. Holdings P.L.C...............................        109          194
                                                                   ------------
TOTAL PREFERRED STOCKS.................................                 134,901
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Centrebet International, Ltd. Litigation Rights.....      6,648           --
  *Yancoal Australia, Ltd. Contigent Value Rights......      3,742        9,318
                                                                   ------------
TOTAL AUSTRALIA........................................                   9,318
                                                                   ------------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR..........................      7,342           10
  *Nyrstar NV STRIP VVPR...............................     11,235           15
  *Tessenderlo Chemie NV STRIP VVPR....................        671           30
                                                                   ------------
TOTAL BELGIUM..........................................                      55
                                                                   ------------
CANADA -- (0.0%)
  *Duluth Metals, Ltd. Warrants 01/18/13...............        953          429
                                                                   ------------
HONG KONG -- (0.0%)
  *Esprit Holdings, Ltd. Rights 11/19/12...............    131,734       35,355
                                                                   ------------
SINGAPORE -- (0.0%)
  *Transcu Group, Ltd. Warrants 09/01/13...............     95,999           79
                                                                   ------------
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Tradeable Coupons         15            2
                                                                   ------------
TOTAL RIGHTS/WARRANTS..................................                  45,238
                                                                   ------------

                                                         Shares/
                                                          Face
                                                         Amount
                                                          (000)      Value+
                                                        ---------- ------------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund.....................  5,272,256   61,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $641,192) to be repurchased at $628,626........... $      629      628,620
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              61,628,620
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $570,633,453).................................            $620,187,227
                                                                   ============

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares     Value++
                                                          --------- -----------
COMMON STOCKS -- (86.6%)
BRAZIL -- (7.0%)
   AES Tiete SA..........................................   151,209 $ 1,439,838
   Aliansce Shopping Centers SA..........................   155,047   1,763,416
   All America Latina Logistica SA....................... 2,077,630   9,451,910
   Amil Participacoes SA.................................   236,240   3,553,399
   Anhanguera Educacional Participacoes SA...............   461,680   8,092,271
   Arezzo Industria e Comercio SA........................   128,259   2,289,155
   Autometal SA..........................................    51,400     430,221
  *B2W Cia Global Do Varejo SA...........................   335,840   1,633,687
   Banco Bradesco SA..................................... 1,197,590  15,761,099
   Banco do Brasil SA.................................... 1,736,721  18,529,698
   Banco Santander Brasil SA ADR......................... 2,341,263  15,920,588
   Bematech SA...........................................    71,300     170,259
  *BHG SA - Brazil Hospitality Group.....................     4,400      43,544
   BM&F Bovespa SA....................................... 5,809,489  37,184,391
   BR Malls Participacoes SA............................. 1,028,417  13,519,477
   Brasil Brokers Participacoes SA.......................   717,922   2,014,798
   BRF - Brasil Foods SA.................................   437,206   7,953,897
  #BRF - Brasil Foods SA ADR............................. 1,233,685  22,601,109
   Brookfield Incorporacoes SA........................... 1,014,890   1,773,890
  *Brookfield Incorporacoes SA Receipt...................   302,034     530,889
   CCR SA................................................ 1,189,900  10,463,363
  *CCX Carvao da Colombia SA.............................    79,719      86,350
   Centrais Eletricas Brasileiras SA.....................   111,500     612,110
  #Centrais Eletricas Brasileiras SA ADR.................   130,848   1,046,784
   Centrais Eletricas Brasileiras SA Sponsored ADR.......   322,427   1,792,694
   CETIP SA - Mercados Organizados.......................   344,665   3,970,932
   Cia de Saneamento Basico do Estado de Sao Paulo.......    17,100     723,891
  #Cia de Saneamento Basico do Estado de Sao Paulo ADR...   126,300  10,610,463
   Cia de Saneamento de Minas Gerais-Copasa SA...........   295,281   6,969,681
   Cia Energetica de Minas Gerais SA.....................   113,187   1,231,596
   Cia Hering SA.........................................   251,552   5,778,989
  *Cia Paranaense de Energia SA..........................     3,400      40,762
   Cia Providencia Industria e Comercio SA...............    22,200      88,426
   Cia Siderurgica Nacional SA...........................   170,500     942,722
  #Cia Siderurgica Nacional SA Sponsored ADR............. 1,458,714   7,935,404
   Cielo SA..............................................   395,861   9,793,952
   Cosan SA Industria e Comercio.........................   376,006   7,210,770
   CPFL Energia SA.......................................   115,400   1,340,902
   CPFL Energia SA ADR...................................   114,913   2,676,324
   CR2 Empreendimentos Imobiliarios SA...................    27,200      65,219
   Cremer SA.............................................    66,400     457,040
   CSU Cardsystem SA.....................................    48,750     101,530
   Cyrela Brazil Realty SA Empreendimentos e
     Participacoes....................................... 1,064,300   9,023,533
   Cyrela Commercial Properties SA Empreendimentos e
     Participacoes.......................................    12,634     164,157
   Diagnosticos da America SA............................   904,400   6,011,373
   Direcional Engenharia SA..............................   146,195     875,277
   Duratex SA............................................   925,390   6,437,931
   EcoRodovias Infraestrutura e Logistica SA.............   422,328   3,688,781
   Embraer SA............................................   233,006   1,629,052
   Embraer SA ADR........................................   450,202  12,565,138
   Energias do Brazil SA.................................   929,520   5,812,217
   Equatorial Energia SA.................................   254,713   2,257,371
   Estacio Participacoes SA..............................   299,800   5,712,444
   Eternit SA............................................   334,110   1,381,809
   Even Construtora e Incorporadora SA...................   967,033   3,856,610
   EZ Tec Empreendimentos e Participacoes SA.............   199,480   2,622,346
  *Fertilizantes Heringer SA.............................   132,508     724,829
  *Fibria Celulose SA....................................    54,796     465,121

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
BRAZIL -- (Continued)
 #*Fibria Celulose SA Sponsored ADR......................   955,147 $ 8,414,845
   Fleury SA.............................................   178,793   2,103,033
   Forjas Taurus SA......................................    51,317      80,599
  *Gafisa SA.............................................   209,100     384,010
 #*Gafisa SA ADR.........................................   845,350   3,102,434
  *General Shopping Brasil SA............................   180,100     948,805
   Gerdau SA.............................................   544,182   3,957,346
 #*Gol Linhas Aereas Inteligentes SA ADR.................   132,200     659,678
   Grendene SA...........................................   414,038   3,129,161
   Guararapes Confeccoes SA..............................    20,219   1,194,594
   Helbor Empreendimentos SA.............................   477,169   2,690,030
  *Hypermarcas SA........................................ 1,333,216  10,601,137
  *IdeiasNet SA..........................................   235,543     226,144
   Iguatemi Empresa de Shopping Centers SA...............   323,244   4,106,100
  *Industrias Romi SA....................................    61,600     161,958
  *Inepar SA Industria e Construcoes.....................    21,595      20,414
   International Meal Co. Holdings SA....................    75,854     780,556
   Iochpe-Maxion SA......................................   258,169   3,165,066
   Itau Unibanco Holding SA..............................   438,259   5,739,735
  *JBS SA................................................ 2,287,803   7,400,539
   JHSF Participacoes SA.................................   360,429   1,565,192
   Joao Fortes Engenharia SA.............................    14,075      49,202
   JSL SA................................................   220,818   1,282,909
  *Kepler Weber SA.......................................    51,994     258,812
  *Kroton Educacional SA Common Shares...................    18,186      53,590
  *Kroton Educacional SA Unit Shares.....................   311,464   6,226,060
   Light SA..............................................   427,296   4,596,843
  *LLX Logistica SA......................................   433,350     484,333
   Localiza Rent a Car SA................................   247,200   4,332,892
  *Log-in Logistica Intermodal SA........................   151,179     446,603
   Lojas Americanas SA...................................   228,610   1,733,389
   Lojas Renner SA.......................................   222,832   8,250,396
   LPS Brasil Consultoria de Imoveis SA..................    96,690   1,661,447
  *Lupatech SA...........................................    85,100     108,101
  *M. Dias Branco SA.....................................    91,485   3,071,947
   Magnesita Refratarios SA..............................   408,643   1,525,080
   Mahle-Metal Leve SA Industria e Comercio..............   247,100   3,113,310
   Marcopolo SA..........................................     8,800      44,107
  *Marfrig Alimentos SA..................................   893,447   4,618,888
   Marisa Lojas SA.......................................   123,556   1,813,448
  *Metalfrio Solutions SA................................    41,821      91,629
   Mills Estruturas e Servicos de Engenharia SA..........   236,961   3,633,079
   Minerva SA............................................   338,630   1,833,992
  *MMX Mineracao e Metalicos SA.......................... 1,089,005   2,155,437
  *MPX Energia SA........................................   239,157   1,263,462
   MRV Engenharia e Participacoes SA..................... 1,282,207   6,502,416
   Multiplan Empreendimentos Imobiliarios SA.............   185,404   5,431,446
  *Multiplus SA..........................................   108,004   2,509,396
   Natura Cosmeticos SA..................................   307,200   8,190,286
   Obrascon Huarte Lain Brasil SA........................   363,885   3,421,976
   OdontoPrev SA.........................................   651,592   3,368,561
  *OGX Petroleo e Gas Participacoes SA...................   372,369     863,523
   Oi SA.................................................   407,358   1,925,426
  #Oi SA ADR (670851104).................................   136,542     636,286
  #Oi SA ADR (670851203)................................. 1,854,939   7,419,756
  *OSX Brasil SA.........................................   274,400   1,546,924
  *Paranapanema SA.......................................   918,496   1,542,095
   PDG Realty SA Empreendimentos e Participacoes......... 3,528,315   5,941,182
   Petroleo Brasileiro SA................................   265,200   2,807,316
   Petroleo Brasileiro SA ADR............................ 2,638,489  55,962,352
   Plascar Participacoes Industriais SA..................   204,200      80,431

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
BRAZIL -- (Continued)
   Porto Seguro SA......................................   501,052 $  5,328,635
  *Positivo Informatica SA..............................   165,600      428,870
   Profarma Distribuidora de Produtos Farmaceuticos SA..    11,200       80,289
  *QGEP Participacoes SA................................   310,336    1,919,116
   Raia Drogasil SA.....................................   439,440    4,835,668
   Redentor Energia SA..................................       100          367
  *Refinaria de Petroleos Manguinhos SA.................   915,274      153,218
   Restoque Comercio e Confeccoes de Roupas SA..........   319,623    1,362,810
   Rodobens Negocios Imobiliarios SA....................    58,700      369,937
   Rossi Residencial SA.................................   778,556    1,636,806
   Santos Brasil Participacoes SA.......................   155,222    2,231,596
   Sao Carlos Empreendimentos e Participacoes SA........     8,800      197,573
   Sao Martinho SA......................................   230,587    2,881,415
   SLC Agricola SA......................................   174,233    1,664,223
   Sonae Sierra Brasil SA...............................    84,318    1,411,493
   Souza Cruz SA........................................   446,800    5,829,596
  *Springs Global Participacoes SA......................   129,200      171,754
   Sul America SA.......................................   786,325    6,194,435
  *T4F Entretenimento SA................................    38,900      220,256
  *Technos SA...........................................     3,200       37,183
   Tecnisa SA...........................................   443,995    1,836,271
   Tegma Gestao Logistica SA............................    72,300    1,245,907
   Telefonica Brasil SA.................................    75,990    1,444,186
  *Tempo Participacoes SA...............................   223,997      408,059
   Tereos Internacional SA..............................    66,488       89,696
  *Terna Participacoes SA...............................    80,500    2,655,523
   Tim Participacoes SA.................................   328,766    1,165,464
   Tim Participacoes SA ADR.............................   188,073    3,268,709
   Totvs SA.............................................   268,588    5,461,552
   Tractebel Energia SA.................................   318,539    5,489,212
  *Trisul SA............................................    35,585       42,575
   Triunfo Participacoes e Investimentos SA.............    64,324      353,124
   Ultrapar Participacoes SA............................   520,868   10,924,880
   Usinas Siderurgicas de Minas Gerais SA...............   258,044    1,349,266
  #Vale SA Sponsored ADR................................ 2,488,228   45,584,337
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao SA.......................   173,529    3,266,298
  *Vanguarda Agro SA.................................... 4,292,646      739,729
  *Viver Incorporadora e Construtora SA.................   554,628      335,882
   WEG SA...............................................   525,585    6,037,221
                                                                   ------------
TOTAL BRAZIL............................................            651,708,264
                                                                   ------------
CHILE -- (1.6%)
   AES Gener SA......................................... 4,792,891    2,856,808
   Aguas Andinas SA Series A............................ 6,120,766    4,120,243
  *Azul Azul SA.........................................       306          890
   Banco de Chile SA.................................... 8,556,986    1,277,457
  #Banco de Chile SA Series F ADR.......................    38,826    3,432,995
   Banco de Credito e Inversiones SA....................    82,181    5,281,663
   Banco Santander Chile SA.............................   988,793       68,084
  #Banco Santander Chile SA ADR.........................   217,368    5,910,236
   Banmedica SA.........................................   311,480      679,734
   Besalco SA........................................... 1,014,493    1,846,750
   CAP SA...............................................   151,340    5,212,525
  *Cementos Bio-Bio SA..................................   180,149      247,113
   Cencosud SA.......................................... 1,865,831   10,213,113
  *CFR Pharmaceuticals SA...............................   519,264      125,297
   Cia Cervecerias Unidas SA............................    68,962    1,002,633
  #Cia Cervecerias Unidas SA ADR........................    40,662    2,884,156
   Cia General de Electricidad SA.......................   244,809    1,261,823
   Cintac SA............................................   161,631       70,545
   Clinica LAS Condes SA................................        39        3,376

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         Shares      Value++
                                                       ----------- ------------
CHILE -- (Continued)
  *Coca-Cola Embonor SA Series B......................         676 $      1,791
  *Colbun SA..........................................  12,921,277    3,606,893
  *Compania Sud Americana de Vapores SA...............  11,222,229    1,072,893
   Corpbanca SA....................................... 323,884,733    4,239,481
  #Corpbanca SA ADR...................................      39,606      811,923
   Cristalerias de Chile SA...........................      59,157      469,666
   E.CL SA............................................   1,375,849    3,363,059
   Embotelladora Andina SA Series A ADR...............       2,422       74,162
  #Embotelladora Andina SA Series B ADR...............      22,399      848,474
   Empresa Electrica Pilmaiquen SA....................      30,933      122,150
   Empresa Nacional de Electricidad SA................   2,110,347    3,390,591
   Empresa Nacional de Electricidad SA Sponsored ADR..     155,265    7,432,536
   Empresas CMPC SA...................................   2,819,231   10,736,691
   Empresas Copec SA..................................     878,120   12,646,279
   Empresas Hites SA..................................     303,885      237,158
   Empresas Iansa SA..................................   9,600,959      748,282
  *Empresas La Polar SA...............................     521,714      249,499
   Enersis SA.........................................   2,136,500      729,825
   Enersis SA Sponsored ADR...........................     478,816    8,111,143
  *Enjoy SA...........................................      84,103       18,983
   ENTEL Chile SA.....................................     326,237    6,674,925
   Forus SA...........................................     157,654      858,471
   Gasco SA...........................................      24,536      183,580
   Grupo Security SA..................................     319,049      116,042
  *Invermar SA........................................     141,905       22,627
   Inversiones Aguas Metropolitanas SA................   1,310,627    2,437,932
   Latam Airlines Group SA (2518932)..................      75,717    1,872,192
  *Latam Airlines Group SA (B8L1G76)..................      93,690    2,283,378
  #Latam Airlines Group SA Sponsored ADR..............     224,360    5,561,884
   Madeco SA..........................................  20,105,398      724,572
   Masisa SA..........................................   7,397,035      799,430
   Molibdenos y Metales SA............................      73,534    1,268,486
   Multiexport Foods SA...............................   1,633,769      390,488
   Parque Arauco SA...................................   1,581,488    3,609,007
   PAZ Corp. SA.......................................     493,755      311,605
   Ripley Corp. SA....................................   2,046,460    1,930,984
   S.A.C.I. Falabella SA..............................     462,804    4,747,408
   Salfacorp SA.......................................     532,439    1,257,094
   Sigdo Koppers SA...................................   1,187,138    2,849,723
  *Sociedad Matriz SAAM SA............................  11,833,976    1,383,479
   Socovesa SA........................................   1,298,005      682,522
   Sonda SA...........................................     764,737    2,339,747
   Soquimic Comercial SA..............................     134,454       32,974
   Vina Concha Y Toro SA..............................   1,351,098    2,731,484
  #Vina Concha Y Toro SA Sponsored ADR................      25,644    1,036,018
   Vina San Pedro Tarapaca SA.........................  16,383,152       99,766
                                                                   ------------
TOTAL CHILE...........................................              151,612,738
                                                                   ------------
CHINA -- (14.5%)
  #361 Degrees International, Ltd.....................   2,537,000      727,566
  #Agile Property Holdings, Ltd.......................   4,703,525    5,314,282
   Agricultural Bank of China, Ltd. Series H..........  35,149,460   15,099,470
  *Air China, Ltd. Series H...........................   4,884,000    3,450,850
  #Ajisen China Holdings, Ltd.........................   1,716,000    1,176,472
 #*Aluminum Corp. of China, Ltd. ADR..................     246,740    2,657,390
 #*Aluminum Corp. of China, Ltd. Series H.............   2,790,000    1,208,554
   AMVIG Holdings, Ltd................................   1,276,000      377,935
 #*Angang Steel Co., Ltd. Series H....................   3,751,160    2,234,815
  #Anhui Conch Cement Co., Ltd. Series H..............   1,735,500    5,961,035
   Anhui Expressway Co., Ltd. Series H................   1,682,000      806,051
   Anhui Tianda Oil Pipe Co., Ltd. Series H...........     569,130      102,426

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares      Value++
                                                        ----------- -----------
CHINA -- (Continued)
  #Anta Sports Products, Ltd...........................   2,868,000 $ 2,441,311
   Anton Oilfield Services Group.......................   3,504,000   1,054,774
   Anxin-China Holdings, Ltd...........................   6,705,000   1,483,274
  *Apollo Solar Energy Technology Holdings, Ltd........  20,010,000     535,716
   Asia Cement China Holdings Corp.....................   2,158,000     915,161
  *Asia Energy Logistics Group, Ltd....................  17,250,000     237,386
   Asian Citrus Holdings, Ltd..........................   2,146,000   1,198,849
  *Ausnutria Dairy Corp., Ltd..........................      67,000      12,622
  *AVIC International Holding HK, Ltd..................   5,796,000     183,737
   AviChina Industry & Technology Co., Ltd. Series H...   6,737,212   2,766,146
  #Bank of China, Ltd. Series H........................ 121,384,702  49,729,165
   Bank of Communications Co., Ltd. Series H...........  11,203,618   7,987,842
   Baoye Group Co., Ltd. Series H......................     619,440     316,204
  *BaWang International Group Holding, Ltd.............   4,248,000     387,242
  *BBMG Corp. Series H.................................   3,622,202   3,097,212
   Beijing Capital International Airport Co., Ltd.
     Series H..........................................   6,574,000   4,217,896
   Beijing Capital Land, Ltd. Series H.................   5,538,000   1,651,561
  *Beijing Development HK, Ltd.........................     467,000      85,985
   Beijing Enterprises Holdings, Ltd...................   1,543,528   9,969,237
  #Beijing Enterprises Water Group, Ltd................  10,774,469   2,451,153
   Beijing Jingkelong Co., Ltd. Series H...............     587,512     340,946
  #Beijing North Star Co., Ltd. Series H...............   2,206,000     455,539
  *Beijing Properties Holdings, Ltd....................   4,024,967     147,634
   Belle International Holdings, Ltd...................   4,927,114   9,111,656
  *Besunyen Holdings Co., Ltd..........................     640,000      49,408
  #Billion Industrial Holdings, Ltd....................      61,000      31,755
  #Biostime International Holdings, Ltd................     328,000     839,862
   Boer Power Holdings, Ltd............................     977,000     351,152
   Bosideng International Holdings, Ltd................   7,594,157   2,410,278
  *Brilliance China Automotive Holdings, Ltd...........   3,438,000   4,248,062
 #*BYD Co., Ltd. Series H..............................   1,329,300   2,608,951
   BYD Electronic International Co., Ltd...............   3,372,722     715,305
   C C Land Holdings, Ltd..............................   5,871,354   1,336,725
  #C.P. Pokphand Co., Ltd..............................   8,519,658   1,009,587
 #*Carnival Group International Holdings, Ltd..........     356,000      16,326
   Catic Shenzhen Holdings, Ltd. Series H..............     356,000     130,350
   Central China Real Estate, Ltd......................   2,145,074     518,969
  *CGN Mining Co., Ltd.................................   2,980,000     310,306
   Changshouhua Food Co., Ltd..........................   1,217,000     626,005
 #*Chaoda Modern Agriculture Holdings, Ltd.............   5,616,910     129,188
  #Chaowei Power Holdings, Ltd.........................   1,326,000     717,335
  *Chigo Holding, Ltd..................................  12,500,000     308,509
  *Chiho-Tiande Group, Ltd.............................     166,000      82,068
   China Aerospace International Holdings, Ltd.........   7,794,600     620,576
   China Agri-Industries Holdings, Ltd.................   7,256,000   4,540,688
  #China All Access Holdings, Ltd......................   1,638,000     312,037
   China Aoyuan Property Group, Ltd....................   3,454,000     475,746
  #China Automation Group, Ltd.........................   2,816,000     666,053
   China BlueChemical, Ltd. Series H...................   4,703,122   2,975,633
 #*China Chengtong Development Group, Ltd..............   2,466,000      92,509
   China Citic Bank Corp., Ltd. Series H...............  20,028,607  10,176,528
   China Coal Energy Co., Ltd. Series H................  11,652,168  11,529,645
  #China Communications Construction Co., Ltd. Series H  12,741,387  11,925,421
   China Communications Services Corp., Ltd. Series H..   7,795,327   4,360,306
   China Construction Bank Corp. Series H.............. 118,060,302  88,657,365
 #*China COSCO Holdings Co., Ltd. Series H.............  12,148,500   5,996,240
  *China Datang Corp Renewable Power Co., Ltd. Class H.   1,415,000     154,372
   China Dongxiang Group Co., Ltd......................  11,460,888   1,428,528
 #*China Eastern Airlines Corp., Ltd. Series H.........   3,322,000   1,153,971
  *China Energine International Holdings, Ltd..........   3,582,000     145,038
  #China Everbright International, Ltd.................   5,861,000   3,006,276

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
CHINA -- (Continued)
   China Everbright, Ltd................................  3,454,896 $ 5,008,992
  *China Fiber Optic Network System Group, Ltd..........    108,000      18,529
   China Foods, Ltd.....................................  1,654,000   1,671,464
   China Gas Holdings, Ltd..............................  5,730,000   3,120,798
   China Glass Holdings, Ltd............................  2,852,000     394,716
  *China Grand Forestry Green Resources Group, Ltd......    577,500      41,630
 #*China Green Holdings, Ltd............................  2,259,000     496,349
   China Haidian Holdings, Ltd..........................  6,128,000     661,937
  #China High Precision Automation Group, Ltd...........  1,360,000     217,599
 #*China High Speed Transmission Equipment Group Co.,
   Ltd..................................................  4,791,007   1,634,595
  *China Huiyuan Juice Group, Ltd.......................  2,365,000     745,856
  *China ITS Holdings Co., Ltd..........................  2,617,000     409,890
  #China Liansu Group Holdings, Ltd.....................  3,011,000   1,764,912
   China Life Insurance Co., Ltd........................  2,313,000   6,801,403
  #China Life Insurance Co., Ltd. ADR...................    306,115  13,524,161
  #China Lilang, Ltd....................................  1,147,000     651,292
  #China Longyuan Power Group Corp. Series H............  4,892,000   3,179,292
  #China Lumena New Materials Corp...................... 13,382,000   2,711,478
   China Medical System Holdings, Ltd...................  2,137,800   1,232,957
   China Mengniu Dairy Co., Ltd.........................  1,751,000   5,295,358
  *China Merchants Bank Co., Ltd. Series H..............  7,416,563  13,780,172
  #China Merchants Holdings International Co., Ltd......  2,981,284   9,834,537
  #China Metal Recycling Holdings, Ltd..................  1,955,133   1,947,316
  *China Mining Resources Group, Ltd.................... 17,504,900     255,231
  #China Minsheng Banking Corp., Ltd. Series H.......... 13,565,500  12,303,268
  *China Mobile Games & Entertainment Group, Ltd........      6,092      36,552
   China Mobile, Ltd. Sponsored ADR.....................  1,358,381  75,240,724
 #*China Modern Dairy Holdings, Ltd.....................    866,000     224,106
  *China Molybdenum Co., Ltd. Series H..................  4,585,000   1,948,846
 #*China National Building Material Co., Ltd. Series H..  7,330,000   9,277,260
  #China National Materials Co., Ltd. Series H..........  4,676,000   1,450,110
   China Nickel Resources Holdings Co., Ltd.............  1,026,000      81,766
  *China Oil & Gas Group, Ltd........................... 13,900,000   1,662,011
   China Oilfield Services, Ltd. Series H...............  2,876,000   5,411,790
   China Overseas Grand Oceans Group, Ltd...............  1,521,000   1,582,840
  #China Overseas Land & Investment, Ltd................  7,618,033  19,933,917
   China Pacific Insurance Group Co., Ltd. Series H.....  3,226,665  10,081,086
  #China Petroleum & Chemical Corp. ADR.................    184,161  19,375,579
   China Petroleum & Chemical Corp. Series H............  8,362,000   8,823,228
  *China Pharmaceutical Group, Ltd......................  3,528,000   1,026,579
  #China Power International Development, Ltd...........  7,421,200   2,006,454
 #*China Power New Energy Development Co., Ltd.......... 11,940,000     482,503
 #*China Precious Metal Resources Holdings Co., Ltd.....  7,433,682   1,437,500
  *China Properties Group, Ltd..........................  1,870,000     578,950
  *China Qinfa Group, Ltd...............................  2,580,000     387,455
  #China Railway Construction Corp., Ltd. Series H......  5,949,187   5,900,312
   China Railway Group, Ltd. Series H...................  6,987,000   3,551,328
  #China Rare Earth Holdings, Ltd.......................  5,050,000   1,147,883
 #*China Resources Cement Holdings, Ltd.................  5,804,000   3,916,069
   China Resources Enterprise, Ltd......................  3,210,000  10,462,106
  #China Resources Gas Group, Ltd.......................  1,176,000   2,613,071
  #China Resources Land, Ltd............................  4,814,681  10,934,042
   China Resources Power Holdings Co., Ltd..............  2,686,000   5,770,997
  #China Rongsheng Heavy Industries Group Holdings, Ltd. 10,882,000   2,314,934
   China Sanjiang Fine Chemicals Co., Ltd...............  2,112,000     679,173
  #China SCE Property Holdings, Ltd.....................    746,000     172,251
   China Shanshui Cement Group, Ltd.....................  6,569,645   4,851,928
  #China Shenhua Energy Co., Ltd. Series H..............  3,816,500  16,171,267
   China Shineway Pharmaceutical Group, Ltd.............  1,395,000   2,208,982
 #*China Shipping Container Lines Co., Ltd. Series H.... 17,658,300   4,684,301
  #China Shipping Development Co., Ltd. Series H........  5,878,000   3,078,236

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
CHINA -- (Continued)
  #China Singyes Solar Technologies Holdings, Ltd.......  1,689,800 $   996,397
  #China South City Holdings, Ltd.......................  6,454,000   1,021,204
   China Southern Airlines Co., Ltd. ADR................     39,844     925,576
  #China Southern Airlines Co., Ltd. Series H...........  4,236,000   2,002,906
   China Starch Holdings, Ltd...........................  7,645,000     227,095
   China State Construction International Holdings, Ltd.  2,409,520   2,852,990
   China Sunshine Paper Holdings Co., Ltd...............    333,000      37,710
   China Suntien Green Energy Corp., Ltd. Series H......  4,551,000     924,770
  *China Taiping Insurance Holdings Co., Ltd............  2,293,400   3,905,024
  #China Telecom Corp., Ltd. ADR........................    128,021   7,546,838
   China Telecom Corp., Ltd. Series H...................  3,418,000   2,017,871
  *China Tian Lun Gas Holdings, Ltd.....................     46,500      18,489
  *China Tianyi Holdings, Ltd...........................    972,000     140,220
   China Tontine Wines Group, Ltd.......................  1,536,000     158,051
  #China Travel International Investment Hong Kong, Ltd. 12,063,892   2,326,587
   China Unicom Hong Kong, Ltd..........................  4,222,000   6,827,904
  #China Unicom Hong Kong, Ltd. ADR.....................  1,025,407  16,498,799
  #China Vanadium Titano - Magnetite Mining Co., Ltd....  4,103,000     784,072
  #China Water Affairs Group, Ltd.......................  3,386,000     889,767
   China Wireless Technologies, Ltd.....................  7,412,000   2,149,853
 #*China Yurun Food Group, Ltd..........................  5,683,000   4,145,872
 #*China ZhengTong Auto Services Holdings, Ltd..........  3,102,500   2,090,486
  *China Zhongwang Holdings, Ltd........................  6,919,579   2,756,444
 #*Chinasoft International, Ltd.........................  2,800,000     683,920
  *ChinaVision Media Group, Ltd.........................    200,000       7,215
  *Chinese People Holdings Co., Ltd.....................  1,058,000      21,372
 #*Chongqing Iron & Steel Co., Ltd. Series H............  2,028,000     317,733
   Chongqing Machinery & Electric Co., Ltd. Series H....  4,655,962     704,913
  *Chongqing Rural Commercial Bank Series H.............  1,645,000     769,968
   Chu Kong Petroleum & Natural Gas Steel Pipe
     Holdings, Ltd......................................  1,638,000     664,794
   CIMC Enric Holdings, Ltd.............................  1,032,000     748,303
 #*Citic 21CN Co., Ltd..................................  4,732,000     291,992
  #Citic Pacific, Ltd...................................  4,411,567   5,602,576
  *Citic Resources Holdings, Ltd........................ 11,784,000   1,799,111
   Clear Media, Ltd.....................................    130,000      67,042
  *CNNC International, Ltd..............................    414,898     118,974
   CNOOC, Ltd...........................................  4,843,000   9,954,401
  #CNOOC, Ltd. ADR......................................    148,376  30,498,687
  *Coastal Greenland, Ltd...............................  1,946,000      82,675
 #*Comba Telecom Systems Holdings, Ltd..................  4,285,073   1,667,167
 #*Comtec Solar Systems Group, Ltd......................  2,204,000     257,147
   COSCO International Holdings, Ltd....................  1,328,000     536,427
   COSCO Pacific, Ltd...................................  5,694,441   8,314,726
  *Country Garden Holdings Co., Ltd..................... 14,674,182   5,857,413
   CPMC Holdings, Ltd...................................    855,000     602,194
  #CSR Corp., Ltd. Series H.............................  2,672,324   2,066,713
   Da Ming International Holdings, Ltd..................     34,000       5,182
   DaChan Food Asia, Ltd................................    934,087     132,419
   Dah Chong Hong Holdings, Ltd.........................  2,380,000   2,238,279
  #Dalian Port (PDA) Co., Ltd. Series H.................  4,322,000     951,157
  #Daphne International Holdings, Ltd...................  1,828,000   2,196,519
 #*Daqing Dairy Holdings, Ltd...........................  1,243,000          --
   Datang International Power Generation Co., Ltd.
     Series H...........................................  4,214,000   1,494,263
   Dawnrays Pharmaceutical Holdings, Ltd................  1,009,491     213,411
  #DBA Telecommunication Asia Holdings, Ltd.............    884,000     481,958
   Digital China Holdings, Ltd..........................  2,060,000   3,447,889
  #Dongfang Electric Corp., Ltd. Series H...............    737,400   1,227,072
   Dongfeng Motor Group Co., Ltd. Series H..............  5,692,000   7,039,866
   Dongiang Environmental Co., Ltd. Series H............     59,200     236,634
  #Dongyue Group Co., Ltd...............................  4,407,000   2,507,010
 #*Dynasty Fine Wines Group, Ltd........................  1,592,000     262,196

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares      Value++
                                                        ----------- -----------
CHINA -- (Continued)
   Embry Holdings, Ltd.................................     334,000 $   158,593
   ENN Energy Holdings, Ltd............................   1,682,000   6,984,963
  #Evergrande Real Estate Group, Ltd...................  16,870,000   7,316,702
   Evergreen International Holdings, Ltd...............     465,000      93,231
  *Extrawell Pharmaceutical Holdings, Ltd..............   4,522,079     270,544
   Fantasia Holdings Group Co., Ltd....................   6,113,519     603,964
 #*First Tractor Co., Ltd. Series H....................   1,636,000   1,358,700
  #Fosun International, Ltd............................   5,542,285   2,715,387
   Franshion Properties China, Ltd.....................  13,274,976   4,041,847
   Fufeng Group, Ltd...................................   2,781,000   1,055,283
  #GCL-Poly Energy Holdings, Ltd.......................  22,094,320   3,905,702
  #Geely Automobile Holdings, Ltd......................  14,670,000   6,291,974
   Global Bio-Chem Technology Group Co., Ltd...........   8,211,600     949,648
  *Global Sweeteners Holdings, Ltd.....................   1,750,699     121,690
  *Glorious Property Holdings, Ltd.....................  12,490,712   1,941,712
  *Goldbond Group Holdings, Ltd........................     650,000      24,247
  #Golden Eagle Retail Group, Ltd......................     914,000   1,995,553
  #Golden Meditech Holdings, Ltd.......................   3,872,000     458,444
   Goldlion Holdings, Ltd..............................     636,866     289,667
  *GOME Electrical Appliances Holding, Ltd.............  42,029,660   4,365,638
   Good Friend International Holdings, Inc.............     487,333     170,536
  *Goodbaby International Holdings, Ltd................     902,000     298,829
  *Goodtop Tin International Holdings, Ltd.............   5,050,000     259,769
   Great Wall Motor Co., Ltd. Series H.................   1,421,250   3,886,986
   Great Wall Technology Co., Ltd. Series H............   1,434,000     255,845
   Greatview Aseptic Packaging Co., Ltd................     157,000      82,119
  #Greentown China Holdings, Ltd.......................   2,819,000   3,463,250
   Guangdong Investment, Ltd...........................   5,634,000   4,606,284
  #Guangshen Railway Co., Ltd. Series H................   1,454,000     501,442
  #Guangshen Railway Co., Ltd. Sponsored ADR...........      68,247   1,171,119
   Guangzhou Automobile Group Co., Ltd. Series H.......   7,027,480   4,812,081
  #Guangzhou Pharmaceutical Co., Ltd. Series H.........     366,000     708,989
  #Guangzhou R&F Properties Co., Ltd. Series H.........   3,114,732   3,806,905
 #*Guangzhou Shipyard International Co., Ltd. Series H.     692,000     516,838
  *Haier Electronics Group Co., Ltd....................   1,539,000   1,959,815
   Hainan Meilan International Airport Co., Ltd.
     Series H..........................................     454,000     283,053
  #Haitian International Holdings, Ltd.................   1,333,000   1,642,568
   Harbin Electric Co., Ltd. Series H..................   3,184,587   2,621,111
   Henderson Investment, Ltd...........................     377,000      29,099
  *Heng Tai Consumables Group, Ltd.....................  18,666,383     393,884
   Hengan International Group Co., Ltd.................     772,622   7,035,248
  #Hengdeli Holdings, Ltd..............................   7,184,000   2,237,432
 #*Hi Sun Technology, Ltd..............................   3,972,000     408,878
  #Hidili Industry International Development, Ltd......   5,587,000   1,411,089
  *Hilong Holding, Ltd.................................      85,000      23,167
  *Hisense Kelon Electrical Holdings Co., Ltd. Series H   1,186,000     379,545
   HKC Holdings, Ltd...................................  11,340,210     452,495
   Hong Kong Resources Holdings Co., Ltd...............     348,000      13,441
   Honghua Group, Ltd..................................   4,908,000   1,141,132
   Hopefluent Group Holdings, Ltd......................     141,973      40,630
  #Hopewell Highway Infrastructure, Ltd................   2,461,028   1,308,980
 #*Hopson Development Holdings, Ltd....................   2,756,000   2,660,282
  #Hua Han Bio-Pharmaceutical Holdings, Ltd............   5,235,233   1,206,164
  *Hua Lien International Holding Co., Ltd.............      92,000       5,688
  #Huabao International Holdings, Ltd..................   5,171,986   2,567,511
  *Huadian Power International Corp. Series H..........   3,124,000     790,758
  #Huaneng Power International, Inc. ADR...............     106,517   3,391,501
   Huaneng Power International, Inc. Series H..........     318,000     254,057
 #*Hunan Nonferrous Metal Corp., Ltd. Series H.........   5,680,000   1,679,876
  *Huscoke Resources Holdings, Ltd.....................   7,165,800      72,798
   Industrial & Commercial Bank of China, Ltd. Series
     H................................................. 106,553,725  70,165,553

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
CHINA -- (Continued)
   Inspur International, Ltd............................ 10,635,000 $   341,815
  *Interchina Holdings Co............................... 14,027,500     892,905
   International Taifeng Holdings, Ltd..................  1,166,000     353,486
  #Intime Department Store Group Co., Ltd...............  3,637,000   4,271,489
   Jiangsu Express Co., Ltd. Series H...................  2,414,000   2,075,203
  #Jiangxi Copper Co., Ltd. Series H....................  2,953,000   7,587,274
 #*Jinchuan Group International Resources Co., Ltd......  1,063,000     204,925
   Jingwei Textile Machinery Co., Ltd. Series H.........  1,000,000     533,296
   Ju Teng International Holdings, Ltd..................  3,472,090   1,383,570
  *Kai Yuan Holdings, Ltd............................... 15,230,000     412,139
 #*Kaisa Group Holdings, Ltd............................  6,606,684   1,231,637
  *Kasen International Holdings, Ltd....................    258,000      49,848
   Kingboard Chemical Holdings, Ltd.....................  2,139,305   6,347,379
   Kingboard Laminates Holdings, Ltd....................  3,409,484   1,447,782
 #*Kingdee International Software Group Co., Ltd........  7,047,600   1,455,943
  #Kingsoft Corp., Ltd..................................  2,947,000   1,700,446
   Kingway Brewery Holdings, Ltd........................    963,361     341,388
  #Kunlun Energy Co., Ltd...............................  3,754,000   6,948,984
  #KWG Property Holding, Ltd............................  5,276,144   3,117,474
   Lai Fung Holdings, Ltd............................... 15,895,000     331,897
   Le Saunda Holdings, Ltd..............................    972,000     285,426
   Lee & Man Paper Manufacturing, Ltd...................  6,703,200   3,501,216
   Lenovo Group, Ltd....................................  7,772,000   6,232,858
  #Leoch International Technology, Ltd..................    149,000      23,397
 #*Li Ning Co., Ltd.....................................  2,671,500   1,412,173
  #Lianhua Supermarket Holdings Co., Ltd. Series H......  1,268,200   1,023,533
  #Lijun International Pharmaceutical Holding, Ltd......  7,206,000   1,949,563
  #Lingbao Gold Co., Ltd. Series H......................  1,346,000     592,791
   LK Technology Holdings, Ltd..........................    712,500     121,058
   Longfor Properties Co., Ltd..........................  2,404,500   4,241,957
  #Lonking Holdings, Ltd................................  8,514,000   1,983,828
  *Loudong General Nice Resources China Holdings, Ltd...  5,239,309     226,154
 #*Maanshan Iron & Steel Co., Ltd. Series H.............  7,742,000   1,993,728
   Magic Holdings International, Ltd....................    944,000     360,415
   Maoye International Holdings, Ltd....................  4,850,000     970,656
 #*Metallurgical Corp of China, Ltd. Series H...........  9,662,000   1,776,196
   Microport Scientific Corp............................    843,000     433,544
  *MIE Holdings Corp....................................  3,232,000     882,796
   Min Xin Holdings, Ltd................................    596,000     326,848
  #Mingfa Group International Co., Ltd..................  3,124,000     883,823
  *Mingyuan Medicare Development Co., Ltd...............  7,260,000     147,640
   Minmetals Land, Ltd..................................  5,137,644     686,028
   Minth Group, Ltd.....................................  1,835,000   1,853,646
 #*MMG, Ltd.............................................  5,632,000   2,224,636
  *Nam Fong International Holdings, Ltd.................    757,242      98,780
  *Nan Hai Corp, Ltd.................................... 49,850,000     199,012
   Nanjing Panda Electronics Co., Ltd. Series H.........    770,000     178,627
  #NetDragon Websoft, Inc...............................    334,456     356,827
   New World China Land, Ltd............................  9,593,700   4,441,623
  #New World Department Store China, Ltd................  1,598,538     956,207
  #Nine Dragons Paper Holdings, Ltd.....................  6,646,000   4,623,285
  *North Mining Shares Co., Ltd.........................  1,130,000      63,367
  #NVC Lighting Holdings, Ltd...........................  4,753,000   1,252,751
  #O-Net Communications Group, Ltd......................  1,378,000     362,461
   Overseas Chinese Town Asia Holdings, Ltd.............    229,817      83,967
   Pacific Online, Ltd..................................    748,195     235,164
  #Parkson Retail Group, Ltd............................  3,132,500   2,641,295
   PCD Stores Group, Ltd................................ 10,610,000     994,788
  #Peak Sport Products Co., Ltd.........................  2,732,000     519,486
  *PetroAsian Energy Holdings, Ltd......................  7,244,000     149,985
   PetroChina Co., Ltd.................................. 10,632,000  14,399,482

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
CHINA -- (Continued)
   PetroChina Co., Ltd. ADR.............................    229,733 $31,188,552
   Phoenix Satellite Television Holdings, Ltd...........  2,056,000     652,048
   PICC Property & Casualty Co., Ltd. Series H..........  2,668,000   3,532,037
   Ping An Insurance Group Co. of China, Ltd. Series H..  1,716,500  13,508,059
 #*Poly Property Group Co., Ltd.........................  9,101,068   5,454,280
  #Ports Design, Ltd....................................  1,275,000     905,641
  *Pou Sheng International Holdings, Ltd................  3,290,609     209,751
   Powerlong Real Estate Holdings, Ltd..................  3,236,715     544,278
 #*Prosperity International Holdings HK, Ltd............  4,900,000     249,740
   Qin Jia Yuan Media Services Co., Ltd.................  1,262,665      13,160
   Qingling Motors Co., Ltd. Series H...................  1,688,000     406,032
   Qunxing Paper Holdings Co., Ltd......................    854,211     222,630
  #Real Gold Mining, Ltd................................    640,000     727,531
  #Real Nutriceutical Group, Ltd........................  3,406,000   1,211,511
   Regent Manner International Holdings, Ltd............  2,102,000     437,767
  *Renhe Commercial Holdings Co., Ltd................... 34,315,077   1,449,642
  #REXLot Holdings, Ltd................................. 31,247,436   2,292,586
  *Richly Field China Development, Ltd..................  5,210,000      59,158
  #Road King Infrastructure, Ltd........................    809,000     562,448
   Royale Furniture Holdings, Ltd.......................  1,164,500      97,198
   Samson Holding, Ltd..................................  2,268,000     324,044
  #Sany Heavy Equipment International Holdings Co., Ltd.  2,464,500   1,288,736
  *Semiconductor Manufacturing International Corp....... 83,527,955   3,264,525
  *Semiconductor Manufacturing International Corp. ADR..    157,967     298,558
  #Shandong Chenming Paper Holdings, Ltd. Series H......  1,223,022     452,414
   Shandong Molong Petroleum Machinery Co., Ltd. Series
     H..................................................  1,115,328     387,480
   Shandong Weigao Group Medical Polymer Co., Ltd.
     Series H...........................................  2,136,000   2,880,643
   Shanghai Electric Group Co., Ltd. Series H...........  6,204,000   2,507,815
   Shanghai Industrial Holdings, Ltd....................  1,865,000   5,967,604
  *Shanghai Industrial Urban Development Group, Ltd.....  5,283,025     881,042
   Shanghai Jin Jiang International Hotels Group Co.,
     Ltd. Series H......................................  4,884,000     754,314
   Shanghai Prime Machinery Co., Ltd. Series H..........  1,820,000     257,483
  *Shanghai Zendai Property, Ltd........................  5,100,000      83,394
   Shengli Oil & Gas Pipe Holdings, Ltd.................  4,210,500     384,120
   Shenguan Holdings Group, Ltd.........................  2,564,000   1,409,783
   Shenzhen Expressway Co., Ltd. Series H...............  2,266,000     857,392
   Shenzhen International Holdings, Ltd................. 34,288,180   2,868,252
   Shenzhen Investment, Ltd............................. 11,768,000   3,127,306
   Shenzhou International Group, Ltd....................    835,000   1,623,360
  #Shimao Property Holdings, Ltd........................  4,579,183   8,685,426
  *Shougang Concord Century Holdings, Ltd...............  1,074,433      39,402
 #*Shougang Concord International Enterprises Co., Ltd.. 22,100,100   1,177,631
  #Shougang Fushan Resources Group, Ltd................. 13,786,461   4,796,851
  #Shui On Land, Ltd.................................... 12,370,708   5,212,446
   Sichuan Expressway Co., Ltd. Series H................  2,822,000     915,388
  #Sihuan Pharmaceutical Holdings Group, Ltd............  7,233,000   2,819,397
   Sijia Group Co., Ltd.................................    835,399     172,071
  #Silver Base Group Holdings, Ltd......................  1,435,474     608,794
   Silver Grant International Industries, Ltd...........  4,466,000     786,899
 #*SIM Technology Group, Ltd............................  3,578,000     160,925
   Sino Biopharmaceutical, Ltd..........................  6,487,999   2,590,206
  *Sino Dragon New Energy Holdings, Ltd.................    800,000      18,873
  *Sino Oil & Gas Holdings, Ltd......................... 26,987,234     521,103
  *Sino Prosper State Gold Resources Holdings, Ltd......  2,116,686      95,592
   Sinofert Holdings, Ltd...............................  9,892,673   2,083,032
  *Sinolink Worldwide Holdings, Ltd.....................  3,813,492     278,845
   SinoMedia Holding, Ltd...............................    928,258     452,330
  #Sino-Ocean Land Holdings, Ltd........................ 11,691,268   7,306,626
  #Sinopec Kantons Holdings, Ltd........................  2,050,000   1,523,279
   Sinopec Shanghai Petrochemical Co., Ltd. Series H....  2,962,000     845,073
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
     ADR................................................     26,615     759,858

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
CHINA -- (Continued)
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H....  3,260,000 $   682,849
  #Sinopharm Group Co., Ltd. Series H...................  1,467,600   4,927,460
   Sinotrans Shipping, Ltd..............................  5,020,500   1,233,762
   Sinotrans, Ltd. Series H.............................  6,687,000   1,023,395
  #Sinotruk Hong Kong, Ltd..............................  2,510,000   1,439,727
  #Skyworth Digital Holdings, Ltd.......................  7,891,633   4,241,662
  *SMI Corp., Ltd.......................................  6,804,000     160,099
  #Soho China, Ltd......................................  7,043,839   4,766,166
  *Solargiga Energy Holdings, Ltd.......................  3,208,000     178,973
 #*Sparkle Roll Group, Ltd..............................  6,464,000     378,265
  *SPG Land Holdings, Ltd...............................    954,275     237,026
  *Springland International Holdings, Ltd...............     60,000      29,477
  *SRE Group, Ltd.......................................  9,861,714     386,140
  *Sun Art Retail Group, Ltd............................    562,000     762,684
   Sunac China Holdings, Ltd............................  3,112,000   1,643,828
   Sunny Optical Technology Group Co., Ltd..............  1,566,000     917,372
   Tak Sing Alliance Holdings, Ltd......................    820,877     101,282
   TCC International Holdings, Ltd......................  3,619,997     981,804
   TCL Communication Technology Holdings, Ltd...........  2,429,100     742,525
   TCL Multimedia Technology Holdings, Ltd..............  2,687,200   1,487,775
  *Tech Pro Technology Development, Ltd.................  2,962,000   1,103,056
   Tencent Holdings, Ltd................................    891,100  31,412,605
  *Texhong Textile Group, Ltd...........................  1,314,000     618,451
   Tian An China Investments Co., Ltd...................    879,357     510,157
   Tian Shan Development Holdings, Ltd..................    230,000      55,163
   Tiangong International Co., Ltd......................  4,910,056   1,179,577
  #Tianjin Capital Environmental Protection Group Co.,
    Ltd. Series H.......................................  1,260,000     293,163
  *Tianjin Development Holdings, Ltd....................  1,873,800     889,268
   Tianjin Port Development Holdings, Ltd...............  5,831,200     719,971
   Tianneng Power International, Ltd....................  2,803,952   1,889,957
   Tingyi (Cayman Islands) Holding Corp.................  2,052,000   6,092,470
   Tomson Group, Ltd....................................  1,005,277     238,224
  #Tong Ren Tang Technologies Co., Ltd. Series H........    537,000     963,680
  #Towngas China Co., Ltd...............................  2,123,000   1,668,071
  #TPV Technology, Ltd..................................  3,068,578     681,394
   Trauson Holdings Co., Ltd............................    626,000     325,798
   Travelsky Technology, Ltd. Series H..................  3,223,938   1,660,761
  *Trony Solar Holdings Co., Ltd........................  2,133,000     173,391
   Truly International Holdings, Ltd....................  4,789,000     726,341
   Tsingtao Brewery Co., Ltd. Series H..................    392,000   2,114,622
   Uni-President China Holdings, Ltd....................  2,423,090   3,043,395
  *United Energy Group, Ltd.............................  7,223,550   1,143,946
  #Vinda International Holdings, Ltd....................  1,089,000   1,512,349
  #VODone, Ltd.......................................... 12,302,600   1,199,155
   Want Want China Holdings, Ltd........................  6,236,000   8,489,810
   Wasion Group Holdings, Ltd...........................  1,930,000     704,246
  #Weichai Power Co., Ltd. Series H.....................  1,285,280   4,531,141
   Weiqiao Textile Co., Ltd. Series H...................  1,687,500     657,939
   Welling Holding, Ltd.................................  3,222,000     393,085
  #West China Cement, Ltd............................... 10,810,000   1,940,844
 #*Winsway Coking Coal Holdings, Ltd....................  1,029,000     165,389
   Winteam Pharmaceutical Group, Ltd....................  1,964,000     379,673
   Wumart Stores, Inc. Series H.........................    685,000   1,215,181
   Wuyi International Pharmaceutical Co., Ltd...........    182,500       8,946
   Xiamen International Port Co., Ltd. Series H.........  3,883,338     450,071
   Xingda International Holdings, Ltd...................  3,459,000   1,203,798
  #Xinhua Winshare Publishing & Media Co., Ltd. Series H 786,000 420,941 #Xinjiang Goldwind Science & Technology Co., Ltd.
    Series H............................................  1,223,400     462,909
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H...  3,192,000     668,341
   Xiwang Sugar Holdings Co., Ltd.......................  1,668,005     175,696
  #XTEP International Holdings, Ltd.....................  2,632,500   1,139,427

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        Shares      Value++
                                                      ---------- --------------
CHINA -- (Continued)
  *Yanchang Petroleum International, Ltd............. 13,510,000 $      886,841
   Yantai North Andre Juice Co. Series H.............    995,000         39,054
  #Yanzhou Coal Mining Co., Ltd. Series H............  1,564,000      2,331,338
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......    209,104      3,101,012
  *Yashili International Holdings, Ltd...............     23,000          5,383
  #Yingde Gases Group Co., Ltd.......................  2,570,000      2,443,025
   Yip's Chemical Holdings, Ltd......................    932,000        630,784
   Yorkey Optical International Cayman, Ltd..........     52,226          5,314
   Youyuan International Holdings, Ltd...............     94,000         22,998
   Yuexiu Property Co., Ltd.......................... 23,434,800      6,407,574
  #Yuexiu Transport Infrastructure, Ltd..............  2,001,415        897,717
   Yuzhou Properties Co..............................    271,000         62,759
   Zhaojin Mining Industry Co., Ltd. Series H........  1,272,166      2,138,840
   Zhejiang Expressway Co., Ltd. Series H............  2,966,000      2,161,105
  *Zhejiang Glass Co., Ltd. Series H.................    192,000             --
  *Zhong An Real Estate, Ltd.........................    952,444         98,250
  #Zhongsheng Group Holdings, Ltd....................  1,645,500      2,113,174
  #Zhuzhou CSR Times Electric Co., Ltd. Series H.....    855,250      2,500,697
  #Zijin Mining Group Co., Ltd. Series H.............  6,312,000      2,536,408
  #Zoomlion Heavy Industry Science & Technology Co.,
    Ltd. Series H....................................  2,296,400      3,071,896
  #ZTE Corp. Series H................................  1,712,460      2,401,095
                                                                 --------------
TOTAL CHINA..........................................             1,346,048,709
                                                                 --------------
COLOMBIA -- (0.4%)
  *Almacenes Exito SA................................     53,268      1,017,805
  *Banco de Bogota SA................................      3,591        106,842
   Bancolombia SA....................................     25,980        404,500
   Bancolombia SA Sponsored ADR......................    163,650     10,476,873
  #Ecopetrol SA Sponsored ADR........................    329,005     19,480,386
  *Empresa de Energia de Bogota SA...................    912,739        650,260
  *Empresa de Telecomunicaciones de Bogota...........     89,473         22,566
  *Fabricato SA......................................  9,525,507        473,216
   Grupo Aval Acciones y Valores SA..................     37,756         26,692
   Grupo Nutresa SA..................................     21,288        287,518
  *Interconexion Electrica SA ESP....................    260,566      1,405,416
  *Isagen SA ESP.....................................  1,180,240      1,649,455
  *Mineros SA........................................      2,500          6,565
                                                                 --------------
TOTAL COLOMBIA.......................................                36,008,094
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S...........................................    316,222     11,685,784
   Fortuna Entertainment Group NV....................      7,319         32,489
   Komercni Banka A.S................................     39,536      8,090,286
   Pegas Nonwovens SA................................     32,889        753,262
   Philip Morris CR A.S..............................      1,199        643,863
   Telefonica Czech Republic A.S.....................    368,259      7,335,490
 #*Unipetrol A.S.....................................    189,728      1,646,794
                                                                 --------------
TOTAL CZECH REPUBLIC.................................                30,187,968
                                                                 --------------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E.
     Sponsored GDR...................................    391,457      2,389,831
  *Egyptian Financial Group-Hermes Holding GDR.......     11,051         42,230
  *Orascom Construction Industries GDR...............    113,790      4,658,528
  *Orascom Telecom Holding S.A.E. GDR................    634,592      1,908,314
                                                                 --------------
TOTAL EGYPT..........................................                 8,998,903
                                                                 --------------
HONG KONG -- (0.0%)
 #*China New Town Development Co., Ltd...............  4,628,677        176,167
  *Qualipak International Holdings, Ltd..............    139,016         15,839
                                                                 --------------
TOTAL HONG KONG......................................                   192,006
                                                                 --------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
HUNGARY -- (0.3%)
 #*CIG Pannonia Life Insurance P.L.C. Class A............     5,747 $     6,690
  *Danubius Hotel & Spa P.L.C............................     6,208      75,965
   EGIS Pharmaceuticals P.L.C............................    12,468   1,003,385
   EMASZ Rt..............................................     1,045      57,907
 #*FHB Mortgage Bank NYRT................................    63,086     137,356
  *Fotex Holding SE......................................    71,030      56,694
   Magyar Telekom Telecommunications P.L.C............... 1,085,792   2,014,891
  #Magyar Telekom Telecommunications P.L.C. Sponsored ADR    36,206     318,975
  #MOL Hungarian Oil & Gas P.L.C.........................    70,595   6,140,994
  #OTP Bank P.L.C........................................   762,233  14,526,208
  *PannErgy P.L.C........................................    50,885     140,103
   Richter Gedeon NYRT...................................    27,662   5,150,213
   Zwack Unicum NYRT.....................................       541      30,889
                                                                    -----------
TOTAL HUNGARY............................................            29,660,270
                                                                    -----------
INDIA -- (7.2%)
  *3M India, Ltd.........................................     2,968     211,651
   Aban Offshore, Ltd....................................    96,491     787,482
   ABB, Ltd..............................................   107,739   1,474,145
  *ABG Shipyard, Ltd.....................................    67,789     467,906
   ACC, Ltd..............................................    93,705   2,386,698
   Adani Enterprises, Ltd................................   525,699   2,094,231
  *Adani Power, Ltd...................................... 1,864,759   1,659,309
   Aditya Birla Nuvo, Ltd................................   144,815   2,443,424
  *Advanta India, Ltd....................................    12,095     183,248
   Agro Tech Foods, Ltd..................................    23,048     180,560
   AIA Engineering, Ltd..................................    42,137     304,938
   Ajmera Realty & Infra India, Ltd......................    13,751      29,243
   Akzo Nobel India, Ltd.................................    27,017     485,855
   Alembic Pharmaceuticals, Ltd..........................   225,446     283,740
  *Alembic, Ltd..........................................    89,566      25,937
   Allahabad Bank, Ltd...................................   433,442   1,092,283
   Allcargo Logistics, Ltd...............................     4,494      11,001
   Alok Industries, Ltd.................................. 1,329,916     284,590
   Alstom India, Ltd.....................................    64,307     488,781
   Alstom T&D India, Ltd.................................   122,028     464,051
   Amara Raja Batteries, Ltd.............................   183,734     776,338
   Ambuja Cements, Ltd................................... 1,531,244   5,740,817
   Amtek Auto, Ltd.......................................   388,815     520,919
  *Amtek India, Ltd......................................    42,399      74,571
   Anant Raj Industries, Ltd.............................   463,810     698,276
   Andhra Bank, Ltd......................................   569,220   1,093,587
  *Andhra Pradesh Paper Mills............................     1,638       9,026
  *Ansal Properties & Infrastructure, Ltd................   102,277      55,867
   Apollo Hospitals Enterprise, Ltd......................   177,744   2,571,406
   Apollo Tyres, Ltd.....................................   274,413     435,989
   Arvind, Ltd...........................................   520,381     784,346
  *Asahi India Glass, Ltd................................    65,517      79,258
   Ashok Leyland, Ltd.................................... 5,236,893   2,273,170
   Asian Hotels East, Ltd................................     2,605      10,913
   Asian Paints, Ltd.....................................    36,087   2,581,622
   Aurobindo Pharma, Ltd.................................   543,037   1,595,785
   Automotive Axles, Ltd.................................     5,791      39,872
   Axis Bank, Ltd........................................   553,179  12,083,975
   Bajaj Auto, Ltd.......................................    92,634   3,113,942
  *Bajaj Corp., Ltd......................................    12,739      43,757
   Bajaj Electricals, Ltd................................   141,486     535,166
   Bajaj Finance, Ltd....................................    24,840     591,686
   Bajaj Finserv, Ltd....................................   171,565   2,694,273
   Bajaj Hindusthan, Ltd.................................   931,557     509,385
   Bajaj Holdings & Investment, Ltd......................   114,120   1,842,617

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
INDIA -- (Continued)
   Balkrishna Industries, Ltd.............................    17,190 $   84,807
   Ballarpur Industries, Ltd..............................   776,541    316,510
   Balmer Lawrie & Co., Ltd...............................    18,968    225,605
  *Balrampur Chini Mills, Ltd.............................   676,119    854,839
   Bank of Baroda.........................................   129,710  1,741,635
   Bank of India..........................................   425,882  2,175,558
   Bank of Maharashtra, Ltd...............................   465,748    454,261
   Bannari Amman Sugars, Ltd..............................     3,050     50,991
   BASF India, Ltd........................................    29,175    352,586
   Bata India, Ltd........................................    48,268    760,207
   BEML, Ltd..............................................    51,423    275,753
   Berger Paints India, Ltd...............................   275,197    719,162
  *BF Utilities, Ltd......................................    67,315    450,966
   BGR Energy Systems, Ltd................................    98,529    480,723
  *Bharat Electronics, Ltd................................    51,481  1,176,999
   Bharat Forge, Ltd......................................   295,732  1,493,316
   Bharat Heavy Electricals, Ltd.......................... 1,499,178  6,227,984
   Bharat Petroleum Corp., Ltd............................   339,864  2,136,742
   Bharti Airtel, Ltd..................................... 1,526,038  7,638,129
   Bhushan Steel, Ltd.....................................   267,642  2,444,393
   Biocon, Ltd............................................   169,979    839,019
   Birla Corp., Ltd.......................................    47,349    227,980
   Blue Dart Express, Ltd.................................     9,220    298,871
   Blue Star, Ltd.........................................    81,384    300,871
   Bombay Dyeing & Manufacturing Co., Ltd.................   545,395  1,135,500
  *Bombay Rayon Fashions, Ltd.............................    14,294     69,340
   Bosch, Ltd.............................................    14,096  2,327,137
   Brigade Enterprises, Ltd...............................    30,638     37,056
   Britannia Industries, Ltd..............................   117,636  1,056,135
   Cadila Healthcare, Ltd.................................    97,123  1,568,687
  *Cairn India, Ltd.......................................   847,422  5,295,181
   Canara Bank............................................   333,944  2,488,690
   Carborundum Universal, Ltd.............................   124,321    352,288
   Central Bank of India..................................   911,229  1,170,917
  *Century Plyboards India, Ltd...........................    85,287     95,003
   Century Textiles & Industries, Ltd.....................   170,393  1,225,598
   CESC, Ltd..............................................   205,135  1,043,800
   Chambal Fertilizers & Chemicals, Ltd...................   562,979    698,283
   Chennai Petroleum Corp., Ltd...........................   117,482    281,657
   Cholamandalam Investment & Finance Co., Ltd............    56,126    228,631
   Cipla, Ltd.............................................   584,085  3,958,373
   City Union Bank, Ltd...................................   667,480    698,950
   Clariant Chemicals (India), Ltd........................    25,534    310,526
   CMC, Ltd...............................................    23,789    494,613
   Colgate-Palmolive (India), Ltd.........................    61,199  1,448,220
   Container Corp. of India...............................    90,599  1,681,247
   Core Education & Technologies, Ltd.....................   154,192    886,859
   Coromandel International, Ltd..........................   199,957  1,059,238
   Corporation Bank.......................................   146,904  1,088,485
   Crisil, Ltd............................................    47,156    829,786
   Crompton Greaves, Ltd..................................   953,011  2,204,043
   Cummins India, Ltd.....................................   140,243  1,274,382
   Dabur India, Ltd.......................................   747,070  1,725,157
   Dalmia Bharat Enterprises, Ltd.........................    31,411     93,967
   DB Corp., Ltd..........................................     8,389     32,484
  *DB Realty, Ltd.........................................   319,451    579,003
   DCM Shriram Consolidated, Ltd..........................   101,063    133,754
   Deepak Fertilizers & Petrochemicals Corp., Ltd.........   108,909    268,683
   Delta Corp., Ltd.......................................   478,683    578,602
  *DEN Networks, Ltd......................................   112,287    367,672
   Dena Bank..............................................   234,217    460,115

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
INDIA -- (Continued)
  *Development Credit Bank, Ltd...........................   673,315 $  535,403
   Dewan Housing Finance Corp., Ltd.......................   108,094    380,559
  *Dish TV (India), Ltd................................... 1,297,408  1,813,104
   Divi's Laboratories, Ltd...............................    72,319  1,613,314
   DLF, Ltd............................................... 1,321,476  4,942,907
   Dr. Reddy's Laboratories, Ltd..........................    72,197  2,348,427
  #Dr. Reddy's Laboratories, Ltd. ADR.....................   111,011  3,612,298
  *Dredging Corp. of India, Ltd...........................    24,595    106,875
   E.I.D. - Parry (India), Ltd............................   190,484    824,385
   eClerx Services, Ltd...................................    11,390    144,436
   Edelweiss Financial Services, Ltd......................   357,029    223,830
   Educomp Solutions, Ltd.................................   193,061    524,670
   Eicher Motors, Ltd.....................................    16,761    723,029
   EIH, Ltd...............................................   405,972    571,388
   Elder Pharmaceuticals, Ltd.............................    35,847    189,609
   Electrosteel Casings, Ltd..............................   165,727     78,755
   Elgi Equipments, Ltd...................................    52,370     88,618
  *Emami, Ltd.............................................    75,341    797,055
   Engineers India, Ltd...................................   177,734    781,022
  *Entertainment Network India, Ltd.......................    37,059    166,139
   Era Infra Engineering, Ltd.............................   278,509    706,008
  *Eros International Media, Ltd..........................    71,936    217,261
   Escorts, Ltd...........................................   281,106    344,369
  *Essar Oil, Ltd......................................... 1,356,333  1,576,196
   Essar Ports, Ltd.......................................   182,977    343,125
  *Essar Shipping, Ltd....................................    67,656     36,593
   Essel Propack, Ltd.....................................    79,134     56,085
   Exide Industries, Ltd..................................   632,967  1,661,215
   FAG Bearings (India), Ltd..............................    15,012    483,955
   FDC, Ltd...............................................   171,665    272,511
   Federal Bank, Ltd......................................   493,548  4,427,290
  *Federal-Mogul Goetze (India), Ltd......................    18,608     68,416
   Financial Technologies (India), Ltd....................    80,788  1,489,574
   Finolex Cables, Ltd....................................    94,015     74,529
   Finolex Industries, Ltd................................    87,267    104,658
  *Fortis Healthcare, Ltd.................................   338,412    638,307
  *Fresenius Kabi Oncology, Ltd...........................    59,062    100,600
   Future Capital Holdings, Ltd...........................    73,894    210,840
   GAIL India, Ltd........................................   927,731  5,999,489
   Gammon India, Ltd......................................   141,648    106,825
  *Gammon Infrastructure Projects, Ltd....................   462,546    119,317
   Gateway Distriparks, Ltd...............................   175,108    464,369
  *Geodesic, Ltd..........................................    81,233     60,115
  *Gillette India, Ltd....................................    10,067    413,209
   Gitanjali Gems, Ltd....................................   195,431  1,448,740
   GlaxoSmithKline Consumer Healthcare, Ltd...............    22,019  1,243,816
   GlaxoSmithKline Pharmaceuticals, Ltd...................    41,212  1,534,031
   Glenmark Pharmaceuticals, Ltd..........................   196,299  1,559,031
  *Glodyne Technoserve, Ltd...............................    24,318     24,797
  *GMR Infrastructure, Ltd................................ 3,199,254  1,187,480
   Godfrey Phillips India, Ltd............................     5,046    312,041
   Godrej Consumer Products, Ltd..........................   183,887  2,455,191
   Godrej Industries, Ltd.................................   215,610  1,202,895
   Godrej Properties, Ltd.................................    31,120    332,948
  *Gokul Refoils & Solvent, Ltd...........................    55,538     44,737
   Graphite India, Ltd....................................   112,837    174,566
   Grasim Industries, Ltd.................................    28,007  1,723,992
   Great Eastern Shipping Co., Ltd........................   248,211  1,181,908
   Greaves Cotton, Ltd....................................   175,105    252,368
   Grindwell Norton, Ltd..................................    11,963     57,706
   GRUH Finance, Ltd......................................    62,690    224,548

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
INDIA -- (Continued)
  *GTL Infrastructure, Ltd............................... 1,083,313 $   156,941
   Gujarat Alkalies & Chemicals, Ltd.....................   104,446     254,057
   Gujarat Ambuja Exports, Ltd...........................    29,844      12,258
   Gujarat Fluorochemicals, Ltd..........................    76,058     464,129
   Gujarat Gas Co., Ltd..................................   123,184     683,450
   Gujarat Industries Power Co., Ltd.....................    54,408      67,479
   Gujarat Mineral Development Corp., Ltd................   252,707     987,890
   Gujarat Narmada Valley Fertilizers Co., Ltd...........   179,877     271,445
   Gujarat NRE Coke, Ltd.................................   960,054     324,234
  *Gujarat Pipavav Port, Ltd.............................     8,723       7,671
   Gujarat State Fertilisers & Chemicals, Ltd............   404,045     558,019
   Gujarat State Petronet, Ltd...........................   547,167     763,082
   Gulf Oil Corp., Ltd...................................    45,144      74,501
  *GVK Power & Infrastructure, Ltd....................... 2,683,937     627,097
  *Hathway Cable & Datacom, Ltd..........................   178,715     770,323
   Havells India, Ltd....................................   100,835   1,077,449
  *HBL Power Systems, Ltd................................   125,202      35,607
   HCL Infosystems, Ltd..................................   388,729     304,395
   HCL Technologies, Ltd.................................   303,158   3,400,476
   HDFC Bank, Ltd........................................ 2,006,196  23,457,072
   HEG, Ltd..............................................    32,827     139,411
  *HeidelbergCement India, Ltd...........................   156,132     140,754
   Hero Honda Motors, Ltd. Series B......................    71,328   2,476,851
  *Hexa Tradex, Ltd......................................    69,387      45,265
   Hexaware Technologies, Ltd............................   851,861   1,769,170
  *Himachal Futuristic Communications, Ltd............... 1,469,880     292,328
   Himadri Chemicals & Industries, Ltd...................    39,450      20,478
   Hindalco Industries, Ltd.............................. 3,561,908   7,679,024
   Hinduja Global Solutions, Ltd.........................    10,967      65,454
   Hinduja Ventures, Ltd.................................    10,967      95,705
  *Hindustan Construction Co., Ltd....................... 1,565,985     493,524
  *Hindustan Oil Exploration Co., Ltd....................   154,303     288,072
   Hindustan Petroleum Corp, Ltd.........................   201,650   1,116,733
   Hindustan Unilever, Ltd...............................   866,474   8,798,773
  *Hindustan Zinc, Ltd...................................   317,547     789,019
   Honeywell Automation India, Ltd.......................     6,340     317,066
  *Hotel Leelaventure, Ltd...............................   350,008     192,747
  *Housing Development & Infrastructure, Ltd............. 1,097,031   1,940,456
   HSIL, Ltd.............................................    81,520     180,015
   HT Media, Ltd.........................................    93,953     178,746
   ICICI Bank, Ltd.......................................    19,793     385,508
   ICICI Bank, Ltd. Sponsored ADR........................   621,658  24,400,076
  *ICRA, Ltd.............................................     1,405      35,724
   IDBI Bank, Ltd........................................   742,234   1,271,132
  *Idea Cellular, Ltd.................................... 2,145,314   3,394,043
   IDFC, Ltd............................................. 1,943,833   5,811,962
   IFCI, Ltd............................................. 1,168,454     599,035
  *IL&FS Engineering and Construction Co., Ltd...........    31,860      36,041
   India Cements, Ltd....................................   976,915   1,732,228
   India Infoline, Ltd...................................   652,383     836,800
   Indiabulls Financial Services, Ltd....................   378,779   1,741,894
  *Indiabulls Infrastructure and Power, Ltd.............. 2,185,548     257,984
  *Indiabulls Real Estate, Ltd...........................   740,864     781,727
   Indian Bank...........................................   314,917     980,728
   Indian Hotels Co., Ltd................................ 1,304,133   1,518,564
   Indian Oil Corp., Ltd.................................   893,822   4,348,214
   Indian Overseas Bank..................................   638,657     845,875
   Indo Rama Synthetics (India), Ltd.....................    52,177      23,820
   Indoco Remedies, Ltd..................................    19,035      22,775
   Indraprastha Gas, Ltd.................................   132,202     630,793
   IndusInd Bank, Ltd....................................   308,479   2,074,499

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
INDIA -- (Continued)
   Info Edge (India), Ltd................................    63,680 $   418,968
   Infosys, Ltd..........................................   225,217   9,868,333
  #Infosys, Ltd. Sponsored ADR...........................   313,642  13,618,336
   Infotech Enterprises, Ltd.............................    81,970     284,398
   ING Vysya Bank, Ltd...................................    84,082     715,342
   Ingersoll-Rand India, Ltd.............................    27,444     245,951
   Ipca Laboratories, Ltd................................   113,377     966,187
   IRB Infrastructure Developers, Ltd....................   261,098     588,382
   ISMT, Ltd.............................................    17,573       7,783
   ITC, Ltd.............................................. 2,270,807  11,892,569
  *IVRCL Infrastructures & Projects, Ltd................. 1,274,374     934,941
   J.B. Chemicals & Pharmaceuticals, Ltd.................    70,265      89,513
   Jagran Prakashan, Ltd.................................   140,733     260,168
   Jai Corp., Ltd........................................   160,592     167,519
  *Jain Irrigation Systems, Ltd..........................   521,973     633,004
   Jaiprakash Associates, Ltd............................ 3,930,839   6,319,966
  *Jaiprakash Power Ventures, Ltd........................ 2,407,663   1,715,097
   Jammu & Kashmir Bank, Ltd.............................    77,869   1,782,802
   Jaypee Infratech, Ltd.................................   383,579     338,032
   JBF Industries, Ltd...................................    57,710     151,312
  *Jet Airways (India), Ltd..............................    98,557     612,868
   Jindal Drilling & Industries, Ltd.....................    14,415      67,948
   Jindal Poly Films, Ltd................................    71,897     268,486
   Jindal Saw, Ltd.......................................   526,612   1,112,616
  *Jindal South West Holdings, Ltd.......................    10,439     107,981
  *Jindal Stainless, Ltd.................................   140,314     171,705
   Jindal Steel & Power, Ltd.............................   930,171   6,676,698
   JK Cement, Ltd........................................    28,906     135,248
   JK Lakshmi Cement, Ltd................................    53,675     123,867
   JM Financial, Ltd..................................... 1,244,044     375,287
   JSW Energy, Ltd....................................... 1,921,187   2,271,286
  *JSW ISPAT Steel, Ltd.................................. 2,088,439     381,809
   JSW Steel, Ltd........................................   362,439   4,940,462
  *Jubilant Foodworks, Ltd...............................    43,901   1,032,233
   Jubilant Organosys, Ltd...............................   136,008     560,819
   Jyothy Laboratories, Ltd..............................   190,304     625,186
   Kajaria Ceramics, Ltd.................................    98,336     387,685
   Kakinada Fertilizers, Ltd.............................   245,677      51,195
   Kalpataru Power Transmission, Ltd.....................    92,355     150,525
   Karnataka Bank, Ltd...................................   510,323   1,279,459
   Karur Vysya Bank, Ltd.................................    91,174     784,655
  *Karuturi Global, Ltd..................................   465,788      38,465
   Kaveri Seed Co., Ltd..................................       518      10,563
   KEC International, Ltd................................   308,467     364,032
   Kesoram Industries, Ltd...............................    41,828     113,488
   Kewal Kiran Clothing, Ltd.............................        41         528
  *Kingfisher Airlines, Ltd..............................   773,078     179,613
   Kirloskar Industries, Ltd.............................     2,290      13,410
   Kirloskar Oil Engines, Ltd............................    83,823     296,682
   Kotak Mahindra Bank, Ltd..............................   488,501   5,470,228
   KPIT Cummins Infosystems, Ltd.........................   235,619     544,933
   KRBL, Ltd.............................................   135,058      63,726
   KSB Pumps, Ltd........................................    13,268      56,587
  *KSK Energy Ventures, Ltd..............................    42,495      48,273
   Lakshmi Machine Works, Ltd............................    13,452     514,729
   Lakshmi Vilas Bank, Ltd...............................    61,640      88,093
  *Lanco Infratech, Ltd.................................. 1,814,049     400,339
   Larsen & Toubro, Ltd..................................   451,366  13,602,494
   LIC Housing Finance, Ltd..............................   531,645   2,402,192
   Lupin, Ltd............................................   253,549   2,669,531
   Madras Cements, Ltd...................................   247,360     931,188

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
INDIA -- (Continued)
  *Mahanagar Telephone Nigam, Ltd........................   677,084 $   329,664
  *Mahanagar Telephone Nigam, Ltd. ADR...................    32,600      32,274
   Maharashtra Scooters, Ltd.............................     2,000      13,679
   Maharashtra Seamless, Ltd.............................    86,693     531,979
   Mahindra & Mahindra Financial Services, Ltd...........    84,605   1,359,404
   Mahindra & Mahindra, Ltd..............................   746,921  12,226,999
   Mahindra Holidays & Resorts India, Ltd................     3,566      18,162
   Mahindra Lifespace Developers, Ltd....................    32,113     241,983
  *Manaksia, Ltd.........................................    20,016      16,545
   Mandhana Industries, Ltd..............................    43,023     188,304
   Mangalore Refinery & Petrochemicals, Ltd.............. 1,260,221   1,474,197
   Marico, Ltd...........................................   330,102   1,287,733
   Maruti Suzuki India, Ltd..............................   121,450   3,235,060
  *MAX India, Ltd........................................   427,761   1,919,553
   McLeod Russel (India), Ltd............................   187,730   1,057,808
  *Mercator Lines, Ltd...................................   500,673     196,264
  *Merck, Ltd............................................     7,397      85,202
   MindTree, Ltd.........................................    52,625     640,943
   MOIL, Ltd.............................................    14,708      66,710
   Monnet Ispat, Ltd.....................................    67,077     365,674
   Monsanto India, Ltd...................................    12,824     147,959
   Motherson Sumi Systems, Ltd...........................   483,150   1,404,930
  *Motilal Oswal Financial Services, Ltd.................    16,385      36,271
   Mphasis, Ltd..........................................   192,595   1,387,967
   MRF, Ltd..............................................     4,818     908,810
   Mundra Port & Special Economic Zone, Ltd..............   583,102   1,357,449
   Nagarjuna Construction Co., Ltd.......................   858,329     695,251
  *Nagarjuna Oil Refinery, Ltd...........................   223,343      22,327
   Natco Pharma, Ltd.....................................    52,149     362,484
   National Aluminium Co., Ltd........................... 1,424,246   1,234,149
   Nava Bharat Ventures, Ltd.............................    53,812     178,767
   Navneet Publications India, Ltd.......................   187,632     203,500
   NESCO, Ltd............................................    23,871     301,540
   Nestle India, Ltd.....................................    19,900   1,737,018
   NHPC, Ltd............................................. 8,727,466   3,475,960
   NIIT Technologies, Ltd................................   161,661     881,058
   NIIT, Ltd.............................................   276,144     170,390
   Nitin Fire Protection Industries, Ltd.................   307,348     379,244
   Noida Toll Bridge Co., Ltd............................   192,455      90,081
   NTPC, Ltd.............................................   682,412   2,096,016
   Oberoi Realty, Ltd....................................    43,607     221,889
   OCL India, Ltd........................................    23,518      67,998
  *OCL Iron & Steel, Ltd.................................     4,262       2,423
   Oil & Natural Gas Corp., Ltd..........................   968,279   4,818,764
   Oil India, Ltd........................................   239,546   2,148,478
  *OMAXE, Ltd............................................   227,251     661,015
   Opto Circuits India, Ltd..............................   329,920     737,191
  *Oracle Financial Services Software, Ltd...............    57,169   3,081,749
  *Orbit Corp., Ltd......................................    69,708      70,784
   Orchid Chemicals & Pharmaceuticals, Ltd...............   134,629     260,245
   Orient Paper & Industries, Ltd........................   170,183     241,629
   Oriental Bank of Commerce.............................   277,777   1,593,221
   Orissa Minerals Development Co., Ltd..................     6,450     520,364
  *Oswal Chemical & Fertilizers, Ltd.....................   175,169      98,016
   Page Industries, Ltd..................................     3,629     225,362
  *Panacea Biotec, Ltd...................................    18,368      36,262
   Pantaloon Retail India, Ltd...........................     8,100      26,788
  *Parsvnath Developers, Ltd.............................   362,071     247,313
   Patel Engineering, Ltd................................    66,806      94,236
   Peninsula Land, Ltd...................................   193,874     262,536
   Persistent Systems, Ltd...............................     6,625      58,724

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
INDIA -- (Continued)
   Petronet LNG, Ltd.....................................   682,746 $ 2,122,554
   Pfizer, Ltd...........................................     8,808     186,335
   Phoenix Mills, Ltd....................................    31,880     118,519
   Pidilite Industries, Ltd..............................   218,858     782,904
  *Pipavav Defence & Offshore Engineering Co., Ltd.......   771,471   1,129,845
   Piramal Enterprises, Ltd..............................   204,949   1,882,351
  *Plethico Pharmaceuticals, Ltd.........................    48,538     222,037
   Polaris Financial Technology, Ltd.....................    88,393     196,031
   Polyplex Corp., Ltd...................................    17,984      69,102
   Power Finance Corp., Ltd..............................   569,675   1,954,600
   Power Grid Corp. of India, Ltd........................ 1,592,217   3,372,243
   Praj Industries, Ltd..................................   360,290     302,399
   Prakash Industries, Ltd...............................    83,530      77,737
  *Prime Focus, Ltd......................................   117,474     104,666
   Prism Cement, Ltd.....................................   270,805     279,097
   Proctor & Gamble Hygiene & Health Care, Ltd...........     4,642     212,682
  *Prozone Capital Shopping Centres, Ltd.................    27,200      16,433
   PTC (India), Ltd......................................   770,133     907,838
   Punj Lloyd, Ltd.......................................   947,100     883,404
   Punjab & Sind Bank....................................    71,128      85,084
   Radico Khaitan, Ltd...................................   230,743     514,181
   Rain Commodities, Ltd.................................   330,912     238,131
   Rajesh Exports, Ltd...................................   191,974     434,567
   Rallis India, Ltd.....................................   216,672     572,475
  *Ranbaxy Laboratories, Ltd.............................   315,529   3,071,229
   Raymond, Ltd..........................................   169,377   1,201,670
   Redington India, Ltd..................................   391,022     587,330
   REI Agro, Ltd......................................... 1,500,080     284,001
  *REI Six Ten Retail, Ltd...............................    55,035       3,917
   Reliance Capital, Ltd.................................   376,858   2,657,009
   Reliance Communications, Ltd.......................... 1,922,986   1,916,611
   Reliance Energy, Ltd..................................   408,053   3,530,480
   Reliance Industrial Infrastructure, Ltd...............     7,834      58,041
   Reliance Industries, Ltd.............................. 2,392,101  35,670,774
  *Reliance Power, Ltd................................... 1,638,634   2,798,973
   Rolta (India), Ltd....................................   453,696     545,290
   Ruchi Soya Industries, Ltd............................   483,522     595,869
   Rural Electrification Corp., Ltd......................   600,461   2,393,224
  *S Mobility, Ltd.......................................   121,918      88,642
   S. Kumars Nationwide, Ltd.............................   566,519     156,656
   Sadbhav Engineering, Ltd..............................    65,255     176,120
   Sanofi India, Ltd.....................................    12,071     498,805
  *Sanwaria Agro Oils, Ltd...............................    81,779      60,493
  *Satyam Computer Services, Ltd......................... 1,276,320   2,589,238
   Schneider Electric Infrastructure, Ltd................    96,889     163,610
   Sesa Goa, Ltd......................................... 1,545,923   4,889,707
  *Shasun Pharmaceuticals, Ltd...........................    33,980      93,434
  *Shipping Corp. of India, Ltd..........................   561,957     527,926
   Shiv-Vani Oil & Gas Exploration Services, Ltd.........    19,863      48,093
   Shoppers Stop, Ltd....................................    63,757     510,655
   Shree Cement, Ltd.....................................    14,509   1,134,656
   Shree Renuka Sugars, Ltd.............................. 1,805,816   1,051,557
   Shriram Transport Finance Co., Ltd....................   207,642   2,404,257
   Siemens, Ltd..........................................   101,200   1,287,453
   Simplex Infrastructures, Ltd..........................     4,792      18,088
   Sintex Industries, Ltd................................   568,818     677,312
  *SITI Cable Network, Ltd...............................    79,022      30,327
   SJVN, Ltd.............................................   503,207     186,816
   SKF (India), Ltd......................................    38,075     457,480
   Sobha Developers, Ltd.................................   198,021   1,314,313
   Solar Industries India, Ltd...........................     5,571     101,011

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
INDIA -- (Continued)
   South Indian Bank, Ltd................................ 2,143,116 $   917,900
  *SPML Infra, Ltd.......................................     2,748       3,241
   SREI Infrastructure Finance, Ltd......................   256,428     130,437
   SRF, Ltd..............................................    68,460     283,344
   State Bank of Bikaner & Jaipur........................    43,839     307,936
   State Bank of India...................................   226,982   8,839,932
   State Bank of India Sponsored GDR.....................     9,000     743,661
   Steel Authority of India, Ltd......................... 1,202,930   1,788,792
  *Sterling Biotech, Ltd.................................   260,553      26,210
   Sterlite Industries (India), Ltd...................... 1,061,710   1,957,886
  #Sterlite Industries (India), Ltd. ADR.................   576,415   4,317,348
   Sterlite Technologies, Ltd............................   443,073     245,246
   Strides Arcolab, Ltd..................................   102,694   1,698,164
   Styrolution ABS India, Ltd............................    16,430     195,668
  *Sun Pharma Advanced Research Co., Ltd.................   240,669     434,490
   Sun Pharmaceuticals Industries, Ltd...................   359,864   4,640,940
   Sun TV Network, Ltd...................................   193,489   1,176,848
   Sundaram Finance, Ltd.................................     5,286      89,834
  *Sundaram Investment, Ltd..............................     1,880       4,875
   Sundaram-Clayton, Ltd.................................     1,880      10,875
   Sundram Fastners, Ltd.................................   105,224      93,479
   Supreme Industries, Ltd...............................    84,737     458,142
   Supreme Petrochem, Ltd................................     3,242       3,376
   Surana Industries, Ltd................................     1,534       3,986
  *Suzlon Energy, Ltd.................................... 2,928,042     853,133
   Swaraj Engines, Ltd...................................     1,260      10,002
   Syndicate Bank........................................   673,996   1,467,009
   Tamilnadu Newsprint & Papers, Ltd.....................    36,247      73,249
   Tata Chemicals, Ltd...................................   267,728   1,572,586
   Tata Communications, Ltd..............................   231,466   1,044,201
  #Tata Communications, Ltd. ADR.........................    67,427     596,729
   Tata Consultancy Services, Ltd........................   483,062  11,789,286
   Tata Elxsi, Ltd.......................................    27,785     112,322
   Tata Investment Corp., Ltd............................    16,116     132,485
   Tata Motors, Ltd...................................... 1,689,345   8,026,958
  #Tata Motors, Ltd. Sponsored ADR.......................   223,179   5,389,773
   Tata Power Co., Ltd................................... 2,003,547   3,918,795
   Tata Steel, Ltd....................................... 1,116,813   8,079,125
   Tata Tea, Ltd......................................... 1,287,032   3,552,273
  *Tata Teleservices Maharashtra, Ltd.................... 1,221,200     244,161
   Tech Mahindra, Ltd....................................    86,527   1,526,236
  *Techno Electric & Engineering Co., Ltd................     2,250       8,399
   Texmaco Rail & Engineering, Ltd.......................    79,270      90,726
   Thermax India, Ltd....................................    92,027   1,002,191
   Time Technoplast, Ltd.................................   139,676     118,001
   Timken India, Ltd.....................................    54,549     194,583
   Titagarh Wagons, Ltd..................................    25,167     153,309
   Titan Industries, Ltd.................................   362,798   1,727,097
   Torrent Pharmaceuticals, Ltd..........................    68,535     857,140
   Torrent Power, Ltd....................................   255,523     727,133
   Transport Corp of India, Ltd..........................    20,596      24,142
   Trent, Ltd............................................    25,964     534,145
   Triveni Turbine, Ltd..................................   168,022     172,077
   TTK Prestige, Ltd.....................................     8,747     518,713
   Tube Investments of India, Ltd........................   178,209     572,478
  *Tulip IT Services, Ltd................................   181,468     124,927
  *TV18 Broadcast, Ltd...................................   508,560     262,566
   TVS Motor Co., Ltd....................................   771,259     549,973
   UCO Bank..............................................   759,623   1,023,144
   Uflex, Ltd............................................   131,088     245,161
   Ultratech Cement, Ltd.................................   131,191   4,852,902

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         Shares      Value++
                                                       ----------- ------------
INDIA -- (Continued)
   Unichem Laboratories, Ltd..........................     138,124 $    489,089
   Union Bank of India, Ltd...........................     249,808      906,636
  *Unitech, Ltd.......................................   5,506,414    2,351,093
  *United Bank of India...............................      42,270       49,519
   United Breweries, Ltd..............................     116,753    1,669,421
   United Phosphorus, Ltd.............................   1,101,576    2,323,371
   United Spirits, Ltd................................     228,269    4,996,019
  *Usha Martin, Ltd...................................     459,395      246,351
  *Vardhman Special Steels, Ltd.......................       5,275        3,216
   Vardhman Textiles, Ltd.............................      28,018      128,846
  *V-Guard Industries, Ltd............................         303        2,474
   Videocon Industries, Ltd...........................     259,663      823,478
   Vijaya Bank, Ltd...................................     558,925      556,216
   VIP Industries, Ltd................................     130,625      198,077
   Voltamp Transformers, Ltd..........................       5,393       47,543
   Voltas, Ltd........................................     562,915    1,152,817
   VST Industries, Ltd................................      11,236      365,562
   WABCO India, Ltd...................................       7,089      210,086
   Welspun Corp., Ltd.................................     452,299      814,886
   Wipro, Ltd.........................................     646,292    4,165,980
  *Wockhardt, Ltd.....................................      70,880    1,979,364
   Wyeth, Ltd.........................................      15,095      243,249
   Yes Bank, Ltd......................................     460,734    3,515,612
   Zee Entertainment Enterprises, Ltd.................   1,139,130    3,992,840
  *Zee Learn, Ltd.....................................     117,925       61,336
   Zensar Technologies, Ltd...........................      57,359      245,024
  *Zuari Agro Chemicals, Ltd..........................      22,948      142,606
   Zuari Global, Ltd..................................      22,948       51,552
   Zydus Wellness, Ltd................................      40,476      329,861
   Zylog Systems, Ltd.................................      48,111      133,634
                                                                   ------------
TOTAL INDIA...........................................              667,461,457
                                                                   ------------
INDONESIA -- (3.2%)
   PT Ace Hardware Indonesia Tbk......................     239,000      173,694
   PT Adaro Energy Tbk................................  44,370,500    6,292,666
   PT Adhi Karya Persero Tbk..........................   7,375,000    1,080,160
  *PT Agis Tbk........................................  13,708,000      619,317
   PT Agung Podomoro Land Tbk.........................     660,500       24,947
   PT AKR Corporindo Tbk..............................   6,988,800    3,219,803
  *PT Alam Sutera Realty Tbk..........................  59,990,000    3,603,006
   PT Aneka Tambang Persero Tbk.......................  21,238,500    2,817,850
   PT Asahimas Flat Glass Tbk.........................     476,500      386,004
   PT Astra Agro Lestari Tbk..........................   1,211,000    2,631,159
   PT Astra Graphia Tbk...............................   2,146,000      311,667
   PT Astra International Tbk.........................  24,525,000   20,471,402
  *PT Bakrie & Brothers Tbk........................... 249,014,750    1,009,837
   PT Bakrie Sumatera Plantations Tbk.................  51,671,500      636,972
  *PT Bakrie Telecom Tbk..............................  62,111,539      387,281
  *PT Bakrieland Development Tbk...................... 157,704,500    1,061,051
   PT Bank Bukopin Tbk................................  25,099,000    1,661,604
   PT Bank Central Asia Tbk...........................  15,822,500   13,465,872
   PT Bank Danamon Indonesia Tbk......................   7,971,554    5,053,499
   PT Bank Mandiri Persero Tbk........................  18,834,018   16,089,534
   PT Bank Negara Indonesia Persero Tbk...............  29,168,730   11,638,721
  *PT Bank Pan Indonesia Tbk..........................  20,637,000    1,561,990
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten
    Tbk...............................................     710,500       80,938
  *PT Bank Permata Tbk................................      70,000       10,319
   PT Bank Rakyat Indonesia Persero Tbk...............  21,887,000   16,772,194
   PT Bank Tabungan Negara Persero Tbk................  13,533,015    2,129,953
  *PT Bank Tabungan Pensiunan Nasional Tbk............   1,951,500    1,074,372
  *PT Barito Pacific Tbk..............................   8,240,500      427,205

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ----------- ----------
INDONESIA -- (Continued)
   PT Bayan Resources Tbk...............................     950,000 $1,039,396
  *PT Berau Coal Energy Tbk.............................   1,731,000     39,579
  *PT Berlian Laju Tanker Tbk...........................  26,853,166         --
   PT Bhakti Investama Tbk..............................  75,452,400  4,296,041
   PT Bisi International Tbk............................   6,833,000    758,132
  *PT Borneo Lumbung Energi & Metal Tbk.................   2,696,500    174,058
  *PT Budi Acid Jaya Tbk................................   2,800,500     41,048
  *PT Bumi Resources Minerals Tbk.......................     392,500     17,683
   PT Bumi Resources Tbk................................  43,464,000  2,966,791
   PT Bumi Serpong Damai Tbk............................  37,876,500  4,853,944
  *PT BW Plantation Tbk.................................   7,055,000  1,054,086
  *PT Central Proteinaprima Tbk.........................  22,741,500     79,317
   PT Chandra Asri Petrochemical Tbk....................       7,000      1,871
   PT Charoen Pokphand Indonesia Tbk....................  12,481,660  4,041,389
   PT Ciputra Development Tbk...........................  34,578,219  2,435,170
   PT Ciputra Property Tbk..............................     202,500     13,866
   PT Ciputra Surya Tbk.................................   5,822,500  1,056,644
   PT Citra Marga Nusaphala Persada Tbk.................   6,340,000  1,529,574
   PT Clipan Finance Indonesia Tbk......................   2,919,000    121,008
  *PT Darma Henwa Tbk...................................  55,755,500    288,919
  *PT Davomas Adabi Tbk.................................   4,583,000     23,857
  *PT Delta Dunia Makmur Tbk............................  21,820,000    397,432
  *PT Elnusa Tbk........................................   4,668,500     87,178
  *PT Energi Mega Persada Tbk........................... 191,842,000  1,804,603
  *PT Exploitasi Energi Indonesia Tbk...................     652,000     24,352
   PT Fajar Surya Wisesa Tbk............................      26,000      6,568
   PT Gajah Tunggal Tbk.................................   7,735,500  1,742,330
   PT Global Mediacom Tbk...............................  20,214,000  4,775,819
   PT Gozco Plantations Tbk.............................  10,023,300    223,591
   PT Gudang Garam Tbk..................................   1,200,000  6,119,231
  *PT Hanson International Tbk..........................  14,497,500    338,945
   PT Harum Energy Tbk..................................   2,994,500  1,674,633
  *PT Hexindo Adiperkasa Tbk............................     780,500    578,477
   PT Holcim Indonesia Tbk..............................   9,799,500  3,306,735
  *PT Indah Kiat Pulp & Paper Corp. Tbk.................   8,159,000    829,889
   PT Indika Energy Tbk.................................  10,731,500  1,722,524
   PT Indo Tambangraya Megah Tbk........................     922,500  3,884,662
   PT Indocement Tunggal Prakarsa Tbk...................   3,570,000  7,924,012
  *PT Indofood CBP Sukses Makmur Tbk....................   1,688,500  1,253,090
   PT Indofood Sukses Makmur Tbk........................  15,047,000  8,903,144
  *PT Indomobil Sukses Internasional Tbk................     931,000    490,479
   PT Indorama Synthetics Tbk...........................      12,500      1,959
   PT Indosat Tbk.......................................   2,345,000  1,582,188
   PT Indosat Tbk ADR...................................      26,890    887,639
  *PT Inovisi Infracom Tbk..............................     367,300    238,710
   PT Intiland Development Tbk..........................  25,921,800    846,973
   PT Japfa Comfeed Indonesia Tbk.......................   4,156,200  2,104,605
   PT Jasa Marga Persero Tbk............................   5,588,500  3,365,450
   PT Jaya Real Property Tbk............................     352,500    100,924
   PT Kalbe Farma Tbk...................................  40,745,000  4,104,808
  *PT Kawasan Industri Jababeka Tbk.....................  97,210,000  2,062,290
   PT Lippo Karawaci Tbk................................  67,225,562  6,487,368
  *PT Malindo Feedmill Tbk..............................   3,593,000    611,516
   PT Matahari Putra Prima Tbk..........................   9,085,272  1,425,331
   PT Mayorah Indah Tbk.................................   1,160,750  2,850,172
   PT Medco Energi Internasional Tbk....................   7,528,500  1,233,793
   PT Media Nusantara Citra Tbk.........................  12,315,093  3,611,571
   PT Mitra Adiperkasa Tbk..............................   3,531,500  2,398,470
  *PT Mitra International Resources Tbk.................   5,183,500     80,410
   PT Multistrada Arah Sarana Tbk.......................   3,155,000    122,615
  *PT Myoh Technology Tbk...............................     185,000     20,777

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         Shares      Value++
                                                       ----------- ------------
INDONESIA -- (Continued)
   PT Nippon Indosari Corpindo Tbk....................      95,500 $     59,516
  *PT Nusantara Infrastructure Tbk....................  10,191,000      179,763
   PT Pabrik Kertas Tjiwi Kimia Tbk...................   1,139,500      263,435
  *PT Pakuwon Jati Tbk................................  31,418,900      911,992
  *PT Panin Financial Tbk.............................  83,978,500    1,158,680
   PT Panin Insurance Tbk.............................   4,962,500      276,825
   PT Pembangunan Perumahan Persero Tbk...............   9,428,000      752,132
   PT Perusahaan Gas Negara Persero Tbk...............  14,334,000    6,913,374
   PT Perusahaan Perkebunan London Sumatra Indonesia
     Tbk..............................................  14,548,000    3,505,450
  *PT Polaris Investama Tbk...........................     577,000       81,909
  *PT Polychem Indonesia Tbk..........................   5,384,500      203,557
   PT Ramayana Lestari Sentosa Tbk....................  13,186,000    1,517,752
   PT Resource Alam Indonesia Tbk.....................   1,564,500      461,550
   PT Sampoerna Agro Tbk..............................   4,251,059    1,068,666
   PT Samudera Indonesia Tbk..........................     117,000       46,573
   PT Selamat Sempurna Tbk............................   2,860,000      727,156
   PT Semen Gresik Persero Tbk........................   5,383,500    8,323,028
  *PT Sentul City Tbk................................. 103,071,500    2,055,235
   PT Sinar Mas Multiartha Tbk........................      51,000       24,122
   PT Summarecon Agung Tbk............................  20,811,782    3,789,351
  *PT Surya Citra Media Tbk...........................     492,500       99,987
   PT Surya Semesta Internusa Tbk.....................  17,701,000    2,164,560
  *PT Suryainti Permata Tbk...........................   3,098,000       28,706
   PT Tambang Batubara Bukit Asam Persero Tbk.........   2,158,000    3,578,973
   PT Telekomunikasi Indonesia Persero Tbk............   3,927,000    3,988,494
   PT Telekomunikasi Indonesia Persero Tbk Sponsored
     ADR..............................................     232,246    9,440,800
   PT Tiga Pilar Sejahtera Food Tbk...................   8,506,839      793,814
   PT Timah Persero Tbk...............................  12,505,500    1,852,513
   PT Total Bangun Persada TbK........................   4,503,000      336,139
  *PT Tower Bersama Infrastructure Tbk................   2,305,500    1,197,495
  *PT Trada Maritime Tbk..............................  22,979,987    2,265,052
   PT Trias Sentosa Tbk...............................   3,690,500      116,811
  *PT Trimegah Securities Tbk.........................   5,343,500       65,380
  *PT Truba Alam Manunggal Engineering Tbk............  15,388,500       80,107
   PT Tunas Baru Lampung Tbk..........................   6,120,500      323,441
   PT Tunas Ridean Tbk................................   8,143,000      761,363
   PT Unilever Indonesia Tbk..........................   1,431,500    3,871,678
   PT United Tractors Tbk.............................   4,246,746    9,272,776
   PT Vale Indonesia Tbk..............................  10,438,250    2,913,172
   PT Wijaya Karya Persero Tbk........................  13,433,500    1,910,155
   PT XL Axiata Tbk...................................   5,643,500    4,014,696
                                                                   ------------
TOTAL INDONESIA.......................................              301,146,831
                                                                   ------------
ISRAEL -- (0.0%)
   Delta-Galil Industries, Ltd........................           1            9
  *Electra Real Estate, Ltd...........................           1            2
  *Formula Systems (1985), Ltd........................          --            5
  *Formula Vision Technologies, Ltd...................          --           --
  *Koor Industries, Ltd...............................           1           10
  *Mivtach Shamir Holdings, Ltd.......................       9,488      173,045
  *Naphtha Israel Petroleum Corp., Ltd................           1            3
   Osem Investments, Ltd..............................          --            7
   Super-Sol, Ltd. Series B...........................          --            1
                                                                   ------------
TOTAL ISRAEL..........................................                  173,082
                                                                   ------------
MALAYSIA -- (3.7%)
   Aeon Co. (M) Berhad................................     329,400    1,348,614
   Aeon Credit Service M Berhad.......................      88,560      346,852
   Affin Holdings Berhad..............................   1,869,300    2,075,166
   AirAsia Berhad.....................................   4,120,600    4,089,816
  *Alam Maritim Resources Berhad......................   1,069,300      253,617

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
MALAYSIA -- (Continued)
   Alliance Financial Group Berhad....................... 3,537,800 $ 4,719,615
   AMMB Holdings Berhad.................................. 4,915,950  10,278,758
   Amway (Malaysia) Holdings Berhad......................    83,900     334,331
   Ann Joo Resources Berhad..............................   818,750     397,244
   APM Automotive Holdings Berhad........................   211,300     337,308
   Axiata Group Berhad................................... 3,518,625   7,530,920
   Batu Kawan Berhad.....................................   335,950   1,980,136
  *Benalec Holdings Berhad............................... 1,009,900     466,308
   Berjaya Assets Berhad.................................   156,600      46,081
   Berjaya Corp. Berhad.................................. 7,012,700   1,470,527
   Berjaya Land Berhad................................... 2,769,200     736,586
   Berjaya Sports Toto Berhad............................ 1,313,014   1,913,274
   BIMB Holdings Berhad.................................. 1,452,800   1,441,353
  *Bolton Berhad.........................................   265,545      70,133
  *Boustead Heavy Industries Corp. Berhad................   226,400     187,934
   Boustead Holdings Berhad.............................. 1,561,292   2,565,215
   British American Tobacco (Malaysia) Berhad............   182,000   3,771,712
  *Bumi Armada Berhad....................................   150,900     193,911
   Bursa Malaysia Berhad................................. 1,302,700   2,693,109
   Cahya Mata Sarawak Berhad.............................   398,400     434,932
   Carlsberg Brewery Berhad..............................   381,300   1,638,697
  *Carotech Berhad.......................................    44,425         292
   CB Industrial Product Holding Berhad..................   798,360     712,356
   Chemical Co. of (Malaysia) Berhad.....................   111,000      47,627
   CI Holdings Berhad....................................    35,900      11,536
   CIMB Group Holdings Berhad............................ 9,582,014  23,947,028
   Coastal Contracts Berhad..............................   871,877     545,318
   CSC Steel Holdings Berhad.............................   439,800     175,963
   Dayang Enterprise Holdings Berhad.....................   576,575     428,930
   Dialog Group Berhad................................... 4,082,373   3,209,661
   DiGi.Com Berhad....................................... 4,046,720   7,040,953
   Dijaya Corp. Berhad...................................   459,000     159,671
   DRB-Hicom Berhad...................................... 4,320,400   3,506,264
   Dutch Lady Milk Industries Berhad.....................    42,300     693,385
   Eastern & Oriental Berhad............................. 3,767,782   2,022,348
   ECM Libra Financial Group Berhad......................   982,737     286,386
   Evergreen Fibreboard Berhad...........................   741,700     156,989
   Faber Group Berhad....................................   770,400     368,513
  *Fountain View Development Berhad......................    31,500          --
   Fraser & Neave Holdings Berhad........................   177,000   1,149,646
   Gamuda Berhad......................................... 6,237,100   7,375,654
   Genting (Malaysia) Berhad............................. 7,655,700   9,007,764
   Genting Berhad........................................ 3,947,600  11,439,100
   Genting Plantations Berhad............................   728,600   2,144,901
   Globetronics Technology Berhad........................   208,320     103,079
   Glomac Berhad......................................... 1,254,800     347,134
   Goldis Berhad.........................................   430,012     283,520
  *Green Packet Berhad................................... 1,270,100     252,012
  *Guan Chong Berhad.....................................    11,500       7,165
   Guinness Anchor Berhad................................   337,100   1,835,447
   GuocoLand (Malaysia) Berhad...........................   636,600     163,999
   Hai-O Enterprise Berhad...............................   297,400     216,486
   Hap Seng Consolidated Berhad.......................... 3,180,040   1,698,170
   Hap Seng Plantations Holdings Berhad.................. 1,053,100   1,015,271
   Hartalega Holdings Berhad.............................   379,200     579,778
  *Ho Wah Genting Berhad................................. 1,778,700     183,254
   Hock Seng Lee Berhad..................................   551,712     285,555
   Hong Leong Bank Berhad................................ 1,097,260   5,282,845
   Hong Leong Financial Group Berhad.....................   531,700   2,247,375
   Hong Leong Industries Berhad..........................   206,000     317,191
  *Hovid Berhad..........................................   177,700      14,274

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
MALAYSIA -- (Continued)
  *Hubline Berhad........................................   209,100 $     4,106
   Hunza Properties Berhad...............................    97,600      48,930
   Hwang-DBS (Malaysia) Berhad...........................   131,800     109,156
   IGB Corp. Berhad...................................... 4,160,299   3,323,153
  *IGB Real Estate Investment Trust......................    68,644      29,747
   IJM Corp. Berhad...................................... 4,971,110   8,158,926
   IJM Land Berhad....................................... 1,476,500   1,066,061
   IJM Plantations Berhad................................ 1,017,100   1,043,719
  *Inch Kenneth Kajang Rubber Berhad.....................    49,400      11,883
  *Insas Berhad..........................................   599,902      78,683
   Integrated Logistics Berhad...........................   111,735      33,669
   Integrax Berhad.......................................   178,500      81,354
   IOI Corp. Berhad...................................... 3,807,077   6,311,341
  *Iris Corp. Berhad..................................... 1,102,200      63,033
  *Jaks Resources Berhad................................. 1,588,600     192,209
   Jaya Tiasa Holdings Berhad............................   878,139     662,032
  *JCY International Berhad.............................. 1,826,300     448,080
   JobStreet Corp. Berhad................................    22,600      15,954
   JT International Berhad...............................   141,800     316,242
   K & N Kenanga Holdings Berhad.........................   716,400     157,500
  *Karambunai Corp. Berhad............................... 4,574,700     178,778
   Keck Seng (Malaysia) Berhad...........................   316,300     407,839
  *KFC Holdings (Malaysia) Berhad........................   529,200     676,148
   Kian Joo Can Factory Berhad........................... 1,395,180   1,083,845
   Kim Loong Resources Berhad............................   255,620     189,450
  *Kinsteel Berhad....................................... 1,968,300     254,582
   KLCC Property Holdings Berhad......................... 1,100,800   2,144,357
  *KNM Group Berhad...................................... 3,427,168     600,126
   Kossan Rubber Industries Berhad.......................   654,700     655,203
   KPJ Healthcare Berhad.................................   815,250   1,613,088
   KrisAssets Holdings Berhad............................    13,100      11,895
  *KSK Group Berhad...................................... 2,813,900     630,624
  *KSL Holdings Berhad...................................   506,566     236,253
   Kuala Lumpur Kepong Berhad............................   602,622   4,231,452
  *KUB (Malaysia) Berhad................................. 1,459,400     233,973
   Kulim (Malaysia) Berhad............................... 1,828,800   3,002,719
  *Kumpulan Europlus Berhad..............................   806,700     277,503
  *Kumpulan Fima Berhad..................................   640,200     407,140
   Kumpulan Perangsang Selangor Berhad...................   583,400     185,398
   Kwantas Corp. Berhad..................................    23,900      15,572
   Lafarge Malayan Cement Berhad......................... 1,019,400   3,262,209
  *Land & General Berhad.................................   808,400     121,284
  *Landmarks Berhad...................................... 1,006,992     311,921
   Latexx Partners Berhad................................   644,000     481,295
   LBS Bina Group Berhad.................................   354,100     101,030
   Lingkaran Trans Kota Holdings Berhad..................   570,900     733,998
   Lingui Development Berhad.............................   439,200     234,895
  *Lion Corp. Berhad.....................................   513,980      47,936
   Lion Diversified Holdings Berhad......................   615,000      62,391
   Lion Forest Industries Berhad.........................    37,800      15,964
   Lion Industries Corp. Berhad.......................... 2,240,900     778,449
   LPI Capital Berhad....................................    45,200     208,226
   Mah Sing Group Berhad................................. 1,168,680     859,911
   Malayan Banking Berhad................................ 7,173,412  21,220,701
   Malayan Flour Mills Berhad............................   758,300     340,485
   Malaysia Airports Holdings Berhad..................... 1,112,800   2,121,269
   Malaysia Building Society Berhad......................   768,874     591,216
  *Malaysia Marine and Heavy Engineering Holdings Berhad.   166,600     263,501
  *Malaysian Airlines System Berhad...................... 2,709,766     913,586
   Malaysian Bulk Carriers Berhad........................   970,823     461,303
   Malaysian Pacific Industries Berhad...................   271,925     235,582

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
MALAYSIA -- (Continued)
   Malaysian Resources Corp. Berhad...................... 6,290,100 $ 3,618,720
   Maxis Berhad.......................................... 2,438,715   5,568,340
   MBM Resources Berhad..................................   584,910     652,015
  *Media Chinese International, Ltd......................   335,200     181,085
   Media Prima Berhad.................................... 3,249,020   2,428,747
   Mega First Corp. Berhad...............................   167,300      90,552
  *MISC Berhad........................................... 1,282,560   1,781,446
  *MK Land Holdings Berhad...............................   997,300     121,822
   MKH Berhad............................................   140,556     108,080
   MMC Corp. Berhad...................................... 3,094,800   2,642,035
  *MNRB Holdings Berhad..................................   485,800     460,995
   Mudajaya Group Berhad.................................   905,333     792,124
   Muhibbah Engineering Berhad........................... 1,664,600     504,089
  *Mulpha International Berhad........................... 7,431,600     998,114
   My EG Services Berhad.................................   769,500     196,552
   Naim Holdings Berhad..................................   677,100     441,427
   NCB Holdings Berhad...................................   132,600     191,708
   Nestle (Malaysia) Berhad..............................    65,100   1,487,624
   Notion VTEC Berhad....................................   445,952     150,491
   NTPM Holdings Berhad..................................   669,600      96,718
  *Nylex (Malaysia) Berhad...............................   104,843      18,404
   Oriental Holdings Berhad..............................   606,340   1,550,493
   OSK Holdings Berhad................................... 1,226,445     586,920
   P.I.E. Industrial Berhad..............................    54,600      79,424
   Padini Holdings Berhad................................ 1,035,800     695,503
   Panasonic Manufacturing (Malaysia) Berhad.............    68,000     490,669
   Paramount Corp. Berhad................................   464,760     230,025
   Parkson Holdings Berhad............................... 1,982,555   3,150,735
   PBA Holdings Berhad...................................   172,500      50,971
   Pelikan International Corp. Berhad....................   418,822     102,858
  *Perdana Petroleum Berhad..............................   953,200     301,026
  *Perisai Petroleum Teknologi Berhad.................... 1,870,300     630,465
   Petronas Chemicals Group Berhad....................... 2,598,100   5,533,915
   Petronas Dagangan Berhad..............................   393,400   2,847,139
   Petronas Gas Berhad................................... 1,017,408   6,534,678
   Pharmaniaga Berhad....................................       907       2,464
   PJ Development Holdings Berhad........................   513,200     135,409
   POS (Malaysia) Berhad................................. 1,378,700   1,364,182
   PPB Group Berhad...................................... 1,112,600   4,910,393
   Press Metal Berhad....................................   630,300     359,517
   Protasco Berhad.......................................   260,000      78,432
   Public Bank Berhad Foreign Market Shares.............. 1,107,356   5,771,222
  *Puncak Niaga Holding Berhad...........................   482,360     209,791
   QL Resources Berhad...................................   834,440     867,236
  *QSR Brands Berhad.....................................    39,000      84,131
   RCE Capital Berhad....................................   840,450      85,311
   RHB Capital Berhad.................................... 2,089,228   5,134,813
   Salcon Berhad.........................................   445,500      64,282
  *Sapurakencana Petroleum Berhad........................ 3,621,488   2,975,483
   Sarawak Oil Palms Berhad..............................   327,960     670,337
   Sarawak Plantation Berhad.............................    18,900      16,172
   Scientex Berhad.......................................   120,464     126,795
  *Scomi Group Berhad.................................... 4,973,500     666,716
   Selangor Dredging Berhad..............................   366,400      91,814
   Selangor Properties Berhad............................    59,900      68,581
   Shangri-La Hotels (Malaysia) Berhad...................   322,200     447,618
   Shell Refining Co. Federation of Malaysia Berhad......   223,300     644,483
   SHL Consolidated Berhad...............................   202,800      76,605
   Sime Darby Berhad..................................... 3,752,224  12,036,351
  *Sino Hua-An International Berhad......................   939,700      53,789
   Star Publications (Malaysia) Berhad...................   663,300     681,411

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
MALAYSIA -- (Continued)
   Subur Tiasa Holdings Berhad.........................    118,860 $     88,304
  *Sunway Berhad.......................................  1,660,970    1,283,336
   Supermax Corp. Berhad...............................  2,349,750    1,554,949
   Suria Capital Holdings Berhad.......................    208,750       99,282
   Ta Ann Holdings Berhad..............................    571,186      711,570
   TA Enterprise Berhad................................  4,123,000      688,607
   TA Global Berhad....................................  1,600,240      133,638
   Tan Chong Motor Holdings Berhad.....................    924,400    1,343,171
   Tasek Corp. Berhad..................................     33,700      152,408
   TDM Berhad..........................................    615,200      714,097
   Telekom (Malaysia) Berhad...........................  1,832,000    3,591,682
   Tenaga Nasional Berhad..............................  3,332,081    7,580,830
  *TH Heavy Engineering Berhad.........................  2,991,234      577,593
   TH Plantations Berhad...............................    874,500      662,178
   Three-A Resources Berhad............................    168,300       64,544
  *Time Dotcom Berhad..................................  1,420,660    1,628,106
   Time Engineering Berhad.............................  1,343,800      136,327
   Top Glove Corp. Berhad..............................  1,028,380    1,803,635
   Tradewinds (Malaysia) Berhad........................    468,300    1,125,822
   Tradewinds Corp. Berhad.............................    731,500      244,052
   Tradewinds Plantation Berhad........................    156,000      218,673
   TRC Synergy Berhad..................................    384,192       74,866
  *Trinity Corp. Berhad................................    700,000       10,396
   TSH Resources Berhad................................  1,003,500      782,868
   Uchi Technologies Berhad............................    576,200      219,227
  *UEM Land Holdings Berhad............................  4,780,045    3,311,543
   UMW Holdings Berhad.................................  1,566,106    5,103,894
   Unico-Desa Plantations Berhad.......................  1,051,993      438,154
   Unisem (Malaysia) Berhad............................  2,262,320      753,775
   United Malacca Berhad...............................    185,650      436,152
   United Plantations Berhad...........................    149,100    1,231,662
  *UOA Development Berhad..............................    495,100      274,256
   VS Industry Berhad..................................    167,208       82,209
   Wah Seong Corp. Berhad..............................  1,232,712      706,844
   WCT Berhad..........................................  2,151,900    1,945,854
   Wing Tai (Malaysia) Berhad..........................    347,500      206,396
   WTK Holdings Berhad.................................  1,362,050      468,098
   Yeo Hiap Seng (Malaysia) Berhad.....................     16,000       18,638
   YNH Property Berhad.................................  1,119,199      698,858
   YTL Corp. Berhad.................................... 11,357,820    6,506,824
   YTL e-Solutions Berhad..............................    747,100      178,876
  *YTL Land & Development Berhad.......................    872,700      276,987
   YTL Power International Berhad......................  5,755,354    3,073,870
  *Zelan Berhad........................................    553,600       65,255
   Zhulian Corp Berhad.................................    360,466      307,444
                                                                   ------------
TOTAL MALAYSIA.........................................             347,658,861
                                                                   ------------
MEXICO -- (4.8%)
   Alfa S.A.B. de C.V. Series A........................  9,895,770   18,243,767
 #*Alsea S.A.B. de C.V.................................  1,435,165    2,304,989
   America Movil S.A.B. de C.V. Series L...............  4,095,750    5,195,541
   America Movil S.A.B. de C.V. Series L ADR...........  2,014,399   50,944,151
  #Arca Continental S.A.B. de C.V......................  1,805,216   13,097,260
 #*Axtel S.A.B. de C.V.................................  2,133,207      475,711
  *Banregio Grupo Financiero S.A.B. de C.V.............      2,600       10,323
 #*Bio Pappel S.A.B. de C.V............................     38,300       37,411
   Bolsa Mexicana de Valores S.A. de C.V...............  1,436,584    3,181,681
  *Cemex S.A.B. de C.V.................................    192,604      174,305
  *Cemex S.A.B. de C.V. Sponsored ADR..................  4,063,800   36,736,750
   Cia Minera Autlan S.A.B. de C.V. Series B...........    337,141      333,691
   Coca-Cola Femsa S.A.B. de C.V. Series L.............    101,500    1,300,105

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
MEXICO -- (Continued)
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........    85,176 $10,894,862
  #Compartamos S.A.B. de C.V............................ 2,050,744   2,743,931
 #*Consorcio ARA S.A.B. de C.V. Series *................ 2,651,939     832,402
  #Controladora Comercial Mexicana S.A.B. de C.V.
    Series B............................................ 2,344,590   6,571,441
   Corp Actinver S.A.B. de C.V..........................     3,200       2,784
 #*Corporacion GEO S.A.B. de C.V. Series B.............. 2,093,397   2,513,227
 #*Corporacion Interamericana de Entramiento S.A.B. de
   C.V. Series B........................................   222,600     112,201
   Corporacion Moctezuma S.A.B. de C.V. Series *........   392,200     901,575
 #*Desarrolladora Homex S.A.B. de C.V...................   899,511   1,987,388
 #*Desarrolladora Homex S.A.B. de C.V. ADR..............    46,148     611,461
  *Dine S.A.B. de C.V...................................     7,300       2,342
   El Puerto de Liverpool S.A.B. de C.V. Series C-1.....   383,791   3,437,529
  *Empresas ICA S.A.B. de C.V........................... 2,330,638   5,010,498
  *Empresas ICA S.A.B. de C.V. Sponsored ADR............   271,299   2,344,023
 #*Financiera Independencia S.A.B. de C.V...............   246,788      76,144
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   389,063  35,252,998
 #*Genomma Lab Internacional S.A.B. de C.V. Series B.... 1,799,709   3,587,323
  *Gruma S.A.B. de C.V. ADR.............................     6,300      73,080
 #*Gruma S.A.B. de C.V. Series B........................ 1,578,719   4,593,645
  *Grupo Aeromexico S.A.B. de C.V.......................    16,096      25,151
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V...   494,000   1,174,448
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
     ADR................................................       100       1,927
  #Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..   134,541   6,406,842
   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Series B...........................................   417,731   2,005,070
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR... 26,749 2,583,151 Grupo Aeroportuario del Sureste S.A.B. de C.V.
     Series B...........................................   669,445   6,493,013
  #Grupo Bimbo S.A.B. de C.V. Series A.................. 4,067,964   9,466,234
   Grupo Carso S.A.B. de C.V. Series A-1................ 1,701,862   6,143,808
  *Grupo Cementos de Chihuahua S.A.B. de C.V............   211,154     714,221
   Grupo Comercial Chedraui S.A. de C.V.................   933,630   2,516,965
   Grupo Elektra S.A.B. de C.V..........................    90,576   3,735,378
 #*Grupo Famsa S.A.B. de C.V. Series A..................   933,024   1,104,466
   Grupo Financiero Banorte S.A.B. de C.V. Series O..... 5,703,705  31,711,450
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O..... 4,994,040  13,268,875
   Grupo Gigante S.A.B. de C.V. Series*.................    41,000      75,775
   Grupo Herdez S.A.B. de C.V. Series *.................   529,198   1,434,339
   Grupo Industrial Maseca S.A.B. de C.V. Series B......    44,200      53,132
   Grupo Industrial Saltillo S.A.B. de C.V..............    61,100     109,424
   Grupo Kuo S.A.B. de C.V. Series B....................   198,810     419,362
  *Grupo Mexicano de Desarrollo S.A.B. de C.V...........    13,000       6,999
   Grupo Mexico S.A.B. de C.V. Series B................. 8,798,279  28,207,710
  #Grupo Modelo S.A.B. de C.V. Series C................. 1,241,740  10,922,836
  *Grupo Pochteca S.A.B. de C.V.........................    91,433      31,562
  *Grupo Simec S.A. de C.V. Series B....................   441,140   1,762,336
 #*Grupo Simec S.A. de C.V. Sponsored ADR...............     2,613      31,722
  #Grupo Televisa S.A.B.................................   447,300   2,027,778
   Grupo Televisa S.A.B. Sponsored ADR.................. 1,088,606  24,602,496
 #*Impulsora del Desarrollo y El Empleo en America......
   Latina S.A.B. de C.V................................. 1,920,080   3,302,291
  #Industrias Bachoco S.A.B. de C.V. Series B...........    31,375      66,277
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR......     7,045     177,886
  *Industrias CH S.A.B. de C.V. Series B................   934,700   5,424,458
   Industrias Penoles S.A.B. de C.V.....................   165,729   8,290,247
  *Inmuebles Carso S.A.B. de C.V. Series B-1............ 2,196,725   1,706,178
   Kimberly Clark de Mexico S.A.B. de C.V. Series A..... 2,891,299   7,008,541
  *Megacable Holdings S.A.B. de C.V.....................   183,285     466,121
   Mexichem S.A.B. de C.V. Series *..................... 1,950,456   9,674,822
 #*Minera Frisco S.A.B. de C.V. Series A-1.............. 1,010,100   4,011,395
  *OHL Mexico S.A.B. de C.V.............................   710,074   1,182,191
  #Organizacion Soriana S.A.B. de C.V. Series B......... 2,885,801   9,697,208
  *Promotora y Operadora de Infraestructura S.A.B. de
    C.V.................................................   390,499   2,027,947
  *Qualitas Controladora S.A.B. de C.V..................   169,259     252,066

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         Shares      Value++
                                                       ----------- ------------
MEXICO -- (Continued)
 #*Sare Holding S.A.B. de C.V.........................     449,700 $     37,778
   TV Azteca S.A.B. de C.V............................   3,857,922    2,418,935
 #*Urbi Desarrollos Urbanos S.A.B. de C.V.............   1,795,501    1,120,303
  *Vitro S.A.B. de C.V. Series A......................     193,764      281,013
   Wal-Mart de Mexico S.A.B. de C.V. Series V.........   6,715,432   19,765,751
                                                                   ------------
TOTAL MEXICO..........................................              447,532,417
                                                                   ------------
PERU -- (0.2%)
   Cia de Minas Buenaventura S.A. ADR.................     155,910    5,575,342
   Credicorp, Ltd.....................................     110,678   14,315,093
                                                                   ------------
TOTAL PERU............................................               19,890,435
                                                                   ------------
PHILIPPINES -- (1.4%)
   A. Soriano Corp....................................     818,000       98,418
   Aboitiz Equity Ventures, Inc.......................   3,551,300    4,155,878
   Aboitiz Power Corp.................................   4,088,500    3,283,886
   Alliance Global Group, Inc.........................  23,729,494    8,557,266
   Alsons Consolidated Resources, Inc.................     552,000       18,900
  *Atlas Consolidated Mining & Development............   2,852,900    1,230,136
   Ayala Corp. Series A...............................     494,155    5,304,519
   Ayala Land, Inc....................................   8,912,320    5,093,980
   Bank of the Philippine Islands.....................   2,713,953    5,329,870
  *BDO Unibank, Inc...................................   4,534,609    7,036,220
  *Belle Corp.........................................  11,743,500    1,529,853
  *Cebu Air, Inc......................................   1,017,860    1,413,211
   Cebu Holdings, Inc.................................   2,065,000      246,608
   China Banking Corp.................................     394,150      505,767
   COL Financial Group, Inc...........................     114,700       51,674
  *Cyber Bay Corp.....................................   3,846,000       79,398
   DMCI Holdings, Inc.................................   1,962,100    2,569,465
   EEI Corp...........................................     255,400       55,147
  *Empire East Land Holdings, Inc.....................   5,360,000      128,746
   Energy Development Corp............................  16,944,500    2,743,501
   Filinvest Development Corp.........................   1,364,251      148,557
   Filinvest Land, Inc................................  63,270,687    2,239,528
  *First Gen Corp.....................................   4,338,900    2,352,828
   First Philippines Holdings Corp....................   1,206,760    2,529,633
  *Global Estate Resorts, Inc.........................   4,862,000      224,275
   Globe Telecom, Inc.................................      84,845    2,344,796
   International Container Terminal Services, Inc.....   1,999,822    3,442,632
   JG Summit Holdings, Inc............................     876,700      701,579
   Jollibee Foods Corp................................     795,417    2,040,971
  *Lepanto Consolidated Mining Co. Series B...........  14,859,207      428,608
   Lopez Holdings Corp................................   8,878,700    1,174,071
   Manila Electric Co.................................     350,070    2,371,125
   Manila Water Co., Inc..............................   2,584,000    1,818,322
   Megaworld Corp.....................................  63,154,600    3,747,112
   Metro Bank & Trust Co..............................   2,646,632    6,102,721
  *Metro Pacific Corp. Series A.......................     225,000       11,361
   Metro Pacific Investments Corp.....................  32,732,000    3,284,382
  *Pepsi-Cola Products Philippines, Inc...............   3,812,500      499,595
   Philex Mining Corp.................................     770,250      280,092
  *Philex Petroleum Corp..............................      12,500        7,729
   Philippine Long Distance Telephone Co..............       9,640      618,687
   Philippine Long Distance Telephone Co. Sponsored
     ADR..............................................      38,300    2,433,199
  *Philippine National Bank...........................   1,211,740    2,118,283
   Philippine Stock Exchange, Inc.....................      67,020      601,853
   Philodrill Corp.................................... 228,100,000      232,468
  *Philtown Properties, Inc...........................      16,675          623
   PhilWeb Corp.......................................   1,574,640      534,795
   RFM Corp...........................................   3,313,000      325,586

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         Shares     Value++
                                                       ---------- ------------
PHILIPPINES -- (Continued)
   Rizal Commercial Banking Corp......................  1,363,919 $  1,518,632
   Robinson's Land Corp. Series B.....................  9,097,550    4,195,015
   San Miguel Corp....................................  1,208,930    3,198,307
   Security Bank Corp.................................  1,005,222    3,946,663
  *Semirara Mining Corp...............................    269,720    1,433,178
   Shang Properties, Inc..............................    174,286       11,662
   SM Development Corp................................  7,889,662    1,194,084
   SM Investments Corp................................    374,410    7,292,693
   SM Prime Holdings, Inc............................. 16,505,032    5,800,850
  *Southeast Asia Cement Holdings, Inc................  9,157,000      570,437
   Union Bank of Philippines..........................    789,590    2,051,867
   Universal Robina Corp..............................  2,988,800    5,212,240
   Vista Land & Lifescapes, Inc....................... 13,935,700    1,622,544
                                                                  ------------
TOTAL PHILIPPINES.....................................             130,096,026
                                                                  ------------
POLAND -- (1.4%)
   Agora SA...........................................    174,363      464,091
  *Alchemia SA........................................    137,058      221,383
  *AmRest Holdings SE.................................     36,248      894,149
   Apator SA..........................................     24,049      223,955
   Asseco Poland SA...................................    323,248    4,050,290
  *ATM SA.............................................     23,413       61,044
   ATM Systemy Informatyczne SA.......................     23,413        8,177
   Bank Handlowy w Warszawie SA.......................    103,091    3,008,394
  *Bank Millennium SA.................................  1,423,605    1,885,932
   Bank Pekao SA......................................    160,271    7,698,771
  *Barlinek SA........................................     71,370       21,264
  *Bioton SA..........................................  8,698,900      245,220
  *Boryszew SA........................................  3,113,883      516,924
  *BRE Bank SA........................................     38,796    3,666,019
   Budimex SA.........................................     26,715      453,675
  *CD Projekt Red SA..................................    288,864      477,830
  *Ciech SA...........................................    161,651    1,076,856
  *Cinema City International NV.......................     26,503      253,980
  *City Interactive SA................................     18,563      131,396
  *Colian SA..........................................     52,481       34,664
   ComArch SA.........................................      7,433      165,428
  *Cyfrowy Polsat SA..................................    157,305      713,729
   Debica SA..........................................     10,995      175,584
   Dom Development SA.................................      9,946       90,961
   Elektrobudowa SA...................................      2,716       93,038
   Emperia Holding SA.................................     33,507      566,918
   Enea SA............................................    272,661    1,317,413
   Eurocash SA........................................    130,284    1,598,588
   Fabryki Mebli Forte SA.............................     20,079       71,184
  *Famur SA...........................................     50,159       74,250
  *Farmacol SA........................................     34,487      293,152
  *Getin Holding SA...................................  1,190,772      859,071
  *Getin Noble Bank SA................................  2,463,433    1,287,503
   Grupa Kety SA......................................     20,915      847,288
  *Grupa Lotos SA.....................................    306,222    3,235,616
  *Hawe SA............................................    256,581      331,234
  *Impexmetal SA......................................    275,337      312,840
  *ING Bank Slaski SA.................................     76,816    2,096,157
   Inter Cars SA......................................      1,283       35,833
  *Jastrzebska Spolka Weglowa SA......................     23,294      634,793
  *Kernel Holding SA..................................    166,222    3,475,053
   KGHM Polska Miedz SA...............................    388,924   19,599,808
   Koelner SA.........................................     14,359       40,792
  *Kopex SA...........................................    120,638      732,715
  *Kredyt Bank SA.....................................    127,919      621,857

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        Shares     Value++
                                                       --------- ------------
POLAND -- (Continued)
  *LC Corp. SA........................................   526,753 $    189,476
   LPP SA.............................................     1,075    1,328,823
   Lubelski Wegiel Bogdanka SA........................   105,461    3,970,898
  *MCI Management SA..................................    98,728      147,009
  *Mercor SA..........................................     2,734       12,016
  *Mostostal Warszawa SA..............................    10,158       41,486
  *Netia SA........................................... 1,251,079    2,277,181
   NG2 SA.............................................    20,132      370,239
   Orbis SA...........................................    60,537      675,515
   Pelion SA..........................................    22,581      185,148
  *Petrolinvest SA....................................   538,895      337,043
  *Pfleiderer Grajewo SA..............................    57,289      200,634
   PGE SA............................................. 1,411,923    7,661,068
  *Polimex-Mostostal SA............................... 2,510,058      442,235
  *Polnord SA.........................................    47,670      185,818
  *Polski Koncern Miesny Duda SA......................   373,841       48,164
  *Polski Koncern Naftowy Orlen SA.................... 1,040,532   14,261,187
  *Polskie Gornictwo Naftowe I Gazownictwo SA......... 2,814,378    3,486,476
   Powszechna Kasa Oszczednosci Bank Polski SA........   774,700    8,659,951
   Powszechny Zaklad Ubezpieczen SA...................    70,744    8,275,381
  *PZ Cormay SA.......................................    60,046      224,067
  *Raciborska Fabryka Kotlow SA.......................   150,574      411,778
  *Rovese SA..........................................   358,186      269,755
  *Stalexport SA......................................   209,801       74,327
  *Stalprodukt SA.....................................     4,961      286,337
  *Sygnity SA.........................................    57,669      215,935
   Synthos SA......................................... 1,401,209    2,336,584
   Tauron Polska Energia SA...........................   875,572    1,210,951
   Telekomunikacja Polska SA.......................... 1,165,954    4,421,416
   TVN SA.............................................   346,642      759,901
   Warsaw Stock Exchange SA...........................    60,676      713,241
   Zaklady Azotowe Pulawy SA..........................    25,936      970,681
  *Zaklady Chemiczne Police SA........................     6,171       20,974
   Zaklady Tluszcowe Kruszwica SA.....................     4,208       34,393
   Zelmer SA..........................................    11,142      109,346
                                                                 ------------
TOTAL POLAND..........................................            129,480,253
                                                                 ------------
RUSSIA -- (3.0%)
  *Etalon Group, Ltd. GDR.............................   150,659      870,417
  *Eurasia Drilling Co., Ltd. GDR.....................   180,771    6,267,614
   Federal Hydrogenerating Co. ADR.................... 3,234,765    7,706,314
   Gazprom Neft OAO Sponsored ADR.....................    10,837      268,238
   Gazprom OAO Sponsored ADR.......................... 9,932,249   91,227,647
  *Globaltrans Investment P.L.C. Sponsored GDR........    87,996    1,631,128
  *IG Seismic Services, Ltd. GDR......................     4,218       56,800
  *Integra Group Holdings GDR.........................   205,096      124,856
   Lukoil OAO Sponsored ADR...........................   897,216   54,450,535
  *Magnitogorsk Iron & Steel Works Sponsored GDR......   373,242    1,620,388
   Mail.ru Group, Ltd. GDR............................   106,670    3,564,875
 #*Mechel Sponsored ADR...............................   576,821    3,662,813
   MMC Norilsk Nickel JSC ADR.........................   426,827    6,560,558
  *NOMOS-BANK GDR.....................................    12,845      171,551
   Novolipetsk Steel OJSC GDR.........................   154,101    2,919,535
   Novorossiysk Sea Trade Port GDR....................   129,708      869,922
  *O'Key Group SA GDR.................................     7,732       75,051
  *PIK Group GDR......................................   375,582      815,189
   Rosneft OAO GDR.................................... 2,125,280   15,791,463
  *Rostelecom OJSC Sponsored ADR......................    28,498      655,600
  *Sberbank of Russia Sponsored ADR................... 2,442,782   28,887,006
   Severstal OAO GDR..................................   252,650    3,068,394
  #Tatneft OAO Sponsored ADR..........................   412,048   16,022,536

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
RUSSIA -- (Continued)
   TMK OAO GDR..........................................   120,705 $  1,792,493
   Uralkali OJSC GDR....................................   282,881   11,120,685
   VimpelCom, Ltd. Sponsored ADR........................   641,851    7,073,198
   VTB Bank OJSC GDR.................................... 1,738,063    6,019,164
  *X5 Retail Group NV GDR...............................   183,083    3,483,944
                                                                   ------------
TOTAL RUSSIA............................................            276,777,914
                                                                   ------------
SOUTH AFRICA -- (7.3%)
   ABSA Group, Ltd......................................   800,852   12,839,996
   Acucap Properties, Ltd...............................   156,239      801,105
   Adcock Ingram Holdings, Ltd..........................   512,799    3,413,094
   Adcorp Holdings, Ltd.................................   179,501      625,150
   Advtech, Ltd.........................................   706,167      461,752
   AECI, Ltd............................................   508,310    4,311,510
   Afgri, Ltd........................................... 1,103,242      666,362
   African Bank Investments, Ltd........................ 2,190,224    7,427,568
  #African Oxygen, Ltd..................................   381,044      856,906
   African Rainbow Minerals, Ltd........................   353,125    7,399,968
   Allied Electronics Corp., Ltd........................   118,970      299,003
   Allied Technologies, Ltd.............................   135,733      627,310
  #Anglo American Platinum, Ltd.........................   117,220    5,466,679
   AngloGold Ashanti, Ltd...............................     6,997      236,185
   AngloGold Ashanti, Ltd. Sponsored ADR................   761,501   25,875,804
  *ArcelorMittal South Africa, Ltd......................   625,889    2,412,887
   Argent Industrial, Ltd...............................   146,462      101,595
   Aspen Pharmacare Holdings, Ltd.......................   572,827   10,447,753
  #Assore, Ltd..........................................    74,534    3,082,257
  #Astral Foods, Ltd....................................   159,775    1,765,775
   Aveng, Ltd........................................... 1,800,324    6,444,136
   AVI, Ltd.............................................   843,330    5,572,905
   Barloworld, Ltd......................................   908,742    7,364,119
  *Basil Read Holdings, Ltd.............................   127,300      144,580
  *Bell Equipment, Ltd..................................   121,325      279,787
   Bidvest Group, Ltd...................................   667,579   15,870,946
   Blue Label Telecoms, Ltd.............................   967,109      756,611
   Brait SE.............................................   713,331    2,803,384
   Business Connexion Group, Ltd........................   407,773      230,427
   Capital Property Fund................................   123,493      143,453
  #Capitec Bank Holdings, Ltd...........................    76,303    1,695,537
   Cashbuild, Ltd.......................................    81,628    1,411,321
   Caxton & CTP Publishers & Printers, Ltd..............   362,860      692,036
   Ceramic Industries, Ltd..............................     9,393      135,392
   Cipla Medpro South Africa, Ltd....................... 2,125,169    1,841,716
   City Lodge Hotels, Ltd...............................   120,288    1,277,975
  #Clicks Group, Ltd....................................   698,809    4,879,097
  *Consolidated Infrastructure Group, Ltd...............    14,876       22,602
   Coronation Fund Managers, Ltd........................   762,008    2,947,813
   Datacentrix Holdings, Ltd............................   127,775       60,882
   DataTec, Ltd.........................................   741,890    4,611,462
   Delta EMD, Ltd.......................................    28,740       18,948
   Discovery Holdings, Ltd..............................   750,707    4,803,009
   Distell Group, Ltd...................................    96,572    1,070,283
  *Distribution & Warehousing Network, Ltd..............   162,578      117,562
   DRDGOLD, Ltd......................................... 1,776,692    1,269,974
  *DRDGOLD, Ltd. Sponsored ADR..........................     1,067        7,149
   ElementOne, Ltd......................................    90,000      100,970
   EOH Holdings, Ltd....................................   314,744    1,341,725
   Eqstra Holdings, Ltd.................................   485,498      365,782
  *Evraz Highveld Steel & Vanadium, Ltd.................    35,483       69,243
   Exxaro Resources, Ltd................................   293,775    5,922,990
   Famous Brands, Ltd...................................   103,276      838,382

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
SOUTH AFRICA -- (Continued)
   FirstRand, Ltd....................................... 5,811,534 $19,308,930
   Foschini Group, Ltd. (The)...........................   370,095   5,363,152
  *Gijima Group, Ltd.................................... 1,040,416      46,637
   Gold Fields, Ltd.....................................    64,532     801,643
  #Gold Fields, Ltd. Sponsored ADR...................... 2,326,039  29,098,748
   Grindrod, Ltd........................................ 1,773,068   3,025,090
   Group Five, Ltd......................................   288,543     826,055
   Growthpoint Properties, Ltd.......................... 2,399,761   6,543,195
   Harmony Gold Mining Co., Ltd.........................   249,393   2,042,425
  #Harmony Gold Mining Co., Ltd. Sponsored ADR.......... 1,263,435  10,486,510
  *Holdsport, Ltd.......................................     9,121      47,340
   Hudaco Industries, Ltd...............................   154,885   1,929,895
  *Hulamin, Ltd.........................................   263,416     104,106
   Iliad Africa, Ltd....................................   329,671     185,666
   Illovo Sugar, Ltd....................................   823,322   3,005,419
   Impala Platinum Holdings, Ltd........................ 1,417,592  25,549,952
   Imperial Holdings, Ltd...............................   576,938  13,081,625
   Investec, Ltd........................................   767,604   4,525,847
   JD Group, Ltd........................................   665,906   3,555,059
   JSE, Ltd.............................................   326,310   2,643,117
   Kagiso Media, Ltd....................................    23,391      54,029
  *Kap International Holdings, Ltd......................   308,543     112,003
  #Kumba Iron Ore, Ltd..................................    84,467   5,283,468
   Lewis Group, Ltd.....................................   411,266   3,269,525
   Liberty Holdings, Ltd................................   434,897   5,042,812
   Life Healthcare Group Holdings, Ltd.................. 1,332,959   5,024,478
   Massmart Holdings, Ltd...............................   195,115   3,924,879
   Mediclinic International, Ltd........................   781,725   4,230,359
  *Merafe Resources, Ltd................................ 3,992,895     318,912
   Metair Investments, Ltd..............................   476,854   1,678,770
   MMI Holdings, Ltd.................................... 3,995,150   9,640,177
   Mondi, Ltd...........................................   439,624   4,767,962
   Mpact, Ltd...........................................   350,949     758,573
   Mr. Price Group, Ltd.................................   451,395   6,952,250
   MTN Group, Ltd....................................... 2,946,159  53,189,830
 #*Murray & Roberts Holdings, Ltd....................... 1,824,354   4,576,025
  *Mvelaphanda Group, Ltd...............................   660,924     159,618
   Mvelaserve, Ltd......................................   168,447     168,495
   Nampak, Ltd.......................................... 2,262,911   7,540,548
   Naspers, Ltd. Series N...............................   491,418  31,900,653
   Nedbank Group, Ltd...................................   671,184  13,839,767
   Network Healthcare Holdings, Ltd..................... 2,253,141   4,657,889
  #Northam Platinum, Ltd................................   964,035   3,616,661
   Nu-World Holdings, Ltd...............................    23,372      50,287
   Oceana Group, Ltd....................................    82,459     569,703
   Omnia Holdings, Ltd..................................   221,913   3,274,345
   Palabora Mining Co., Ltd.............................    95,962     941,304
   Peregrine Holdings, Ltd..............................   439,717     553,236
   Petmin, Ltd..........................................   145,238      36,012
   Pick'n Pay Stores, Ltd...............................   390,398   1,902,483
   Pinnacle Technology Holdings, Ltd....................   500,229     980,766
  #Pioneer Foods, Ltd...................................   245,780   1,573,165
   PPC, Ltd............................................. 1,294,646   4,322,365
   PSG Group, Ltd.......................................   547,257   3,992,098
   Rainbow Chicken, Ltd.................................    71,373     106,230
   Raubex Group, Ltd....................................   230,995     444,067
   Resilient Property Income Fund, Ltd..................   754,423   3,959,016
   Reunert, Ltd.........................................   580,575   5,116,816
  *Royal Bafokeng Platinum, Ltd.........................    35,584     228,691
   Sanlam, Ltd.......................................... 4,846,104  21,623,945
  *Santam, Ltd..........................................    92,803   1,930,073

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
  *Sappi, Ltd........................................... 1,513,410 $  4,292,383
 #*Sappi, Ltd. Sponsored ADR............................   399,244    1,101,913
   Sasol, Ltd...........................................   302,827   12,900,161
  #Sasol, Ltd. Sponsored ADR............................   741,346   31,440,484
  *Sentula Mining, Ltd.................................. 1,636,473      319,866
   Shoprite Holdings, Ltd...............................   541,984   11,164,857
   Spar Group, Ltd. (The)...............................   350,648    4,895,904
   Spur Corp., Ltd......................................   306,994      778,258
   Standard Bank Group, Ltd............................. 2,134,913   26,362,364
   Stefanutti Stocks Holdings, Ltd......................   140,070      162,490
 #*Steinhoff International Holdings, Ltd................ 3,750,281   12,614,484
   Sun International, Ltd...............................   222,875    2,486,720
  *Super Group, Ltd..................................... 1,360,998    2,428,994
  *Telkom South Africa, Ltd.............................   929,094    1,959,951
 #*Telkom South Africa, Ltd. Sponsored ADR..............    24,334      201,242
   Tiger Brands, Ltd....................................   209,093    6,648,118
  *Times Media Group, Ltd...............................    74,593      118,032
   Tongaat-Hulett, Ltd..................................   391,984    6,162,120
  *Trans Hex Group, Ltd.................................    55,148       20,080
   Trencor, Ltd.........................................   421,590    2,678,129
   Truworths International, Ltd.........................   695,091    7,591,286
   Tsogo Sun Holdings, Ltd..............................   666,654    1,772,193
   Value Group, Ltd.....................................    95,008       56,982
   Village Main Reef, Ltd...............................   719,512      101,686
   Vodacom Group, Ltd...................................   397,241    5,002,232
   Vukile Property Fund, Ltd............................   312,239      612,752
  *Wesizwe Platinum, Ltd................................   453,480       33,304
   Wilson Bayly Holme-Ovcon, Ltd........................   266,802    4,361,200
   Woolworths Holdings, Ltd............................. 1,324,745   10,004,213
   Zeder Investments, Ltd...............................   292,605       97,853
                                                                   ------------
TOTAL SOUTH AFRICA......................................            677,083,804
                                                                   ------------
SOUTH KOREA -- (13.9%)
 #*3S Korea Co., Ltd....................................   110,874      916,556
 #*Actoz Soft Co., Ltd..................................     9,881      335,730
  *Aekyung Petrochemical Co., Ltd.......................     5,521      299,183
 #*Agabang&Company......................................    72,181      617,788
 #*Ahnlab, Inc..........................................     9,238      527,372
   AK Holdings, Inc.....................................     9,815      201,130
  #Amorepacific Corp....................................     5,470    6,215,836
  #Amorepacific Group...................................    10,391    4,479,017
  *Anapass, Inc.........................................     7,712       75,499
  #Asia Cement Co., Ltd.................................    10,209      537,589
 #*Asia Pacific Systems, Inc............................    52,213      320,895
   Asia Paper Manufacturing Co., Ltd....................     3,740       47,122
  *Asiana Airlines, Inc.................................   328,360    1,894,662
  *AtlasBX Co., Ltd.....................................    15,703      486,945
  *AUK Corp.............................................   162,680      316,729
  *Autech Corp..........................................    32,953      215,857
 #*Basic House Co., Ltd. (The)..........................    28,360      305,386
  *BH Co., Ltd..........................................    29,019      215,960
 #*BHI Co., Ltd.........................................    11,371      257,644
  #Binggrae Co., Ltd....................................    18,616    2,023,394
  *Bioland, Ltd.........................................    13,081      205,834
   Bookook Securities Co., Ltd..........................     5,240       84,347
  *Boryung Medience Co., Ltd............................    14,144      152,487
  #Boryung Pharmaceutical Co., Ltd......................    13,230      301,166
 #*Brain Technology Industries Co., Ltd.................   100,420      260,808
   BS Financial Group, Inc..............................   524,040    5,931,467
  #Bukwang Pharmaceutical Co., Ltd......................    52,819      806,393
   BYC Co., Ltd.........................................       190       32,252

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
 #*Byucksan Corp..........................................  54,290 $   103,094
  #Capro Corp.............................................  82,800     979,660
 #*Chabio & Diostech Co., Ltd............................. 107,511     810,383
  #Charm Engineering Co., Ltd.............................  77,090     135,591
   Cheil Industrial, Inc.................................. 133,921  11,464,425
  *Cheil Worldwide, Inc................................... 203,210   3,914,021
  *Chemtronics Co., Ltd...................................  12,738     158,624
 #*Chin Hung International, Inc........................... 198,767     117,757
  *China Great Star International, Ltd.................... 164,944     226,688
  #China Ocean Resources Co., Ltd......................... 186,390     658,555
 #*Choa Pharmaceutical Co.................................  35,270     152,778
 #*Chokwang Paint, Ltd....................................  24,620     163,178
  #Chong Kun Dang Pharmaceutical Corp.....................  39,384   1,252,283
  *Choong Ang Vaccine Laboratory..........................   5,456      66,762
   Chosun Refractories Co., Ltd...........................   2,127     123,453
  #CJ CGV Co., Ltd........................................  30,920     957,547
  #CJ Cheiljedang Corp....................................  22,027   6,911,828
   CJ Corp................................................  62,221   6,068,724
  *CJ E&M Corp............................................  65,949   1,773,373
 #*CJ Korea Express Co., Ltd..............................  28,609   2,977,082
 #*CJ Seafood Corp........................................  46,990     133,342
 #*CNK International Co., Ltd.............................  75,403     397,069
 #*Com2uSCorp.............................................  12,867     765,435
  #Cosmax, Inc............................................  29,080   1,296,999
  *CosmoAM&T Co., Ltd.....................................  18,360      79,199
 #*Cosmochemical Co., Ltd.................................  40,010     351,747
 #*Credu Corp.............................................   5,784     243,910
   Crown Confectionery Co., Ltd...........................   2,637     461,651
 #*CrucialTec Co., Ltd....................................  65,421     506,085
 #*CTC BIO, Inc...........................................  16,892     421,818
  #Dae Dong Industrial Co., Ltd...........................  33,970     191,373
   Dae Han Flour Mills Co., Ltd...........................   4,024     461,183
   Dae Won Kang Up Co., Ltd...............................  79,190     551,537
 #*Dae Young Packaging Co., Ltd........................... 240,650     205,132
 #*Daechang Co., Ltd...................................... 218,380     250,146
  #Daeduck Electronics Co., Ltd........................... 119,800   1,012,436
   Daeduck GDS Co., Ltd................................... 114,600   1,249,355
   Daegu Department Store Co., Ltd........................  30,480     380,125
  #Daehan Steel Co., Ltd..................................  46,540     387,368
  *Daehwa Pharmaceutical Co., Ltd.........................  15,973     154,976
 #*Dae-Il Corp............................................  44,560     171,515
   Daekyo Co., Ltd........................................  76,070     419,745
 #*Daekyung Machinery & Engineering Co., Ltd..............  99,920     182,308
   Daelim Industrial Co., Ltd.............................  97,513   6,777,084
   Daelim Trading Co., Ltd................................   3,405      12,979
   Daesang Corp...........................................  99,947   2,422,929
   Daesang Holdings Co., Ltd..............................  53,580     289,197
   Daesung Group Partners Co., Ltd........................   2,621      89,334
   Daesung Holdings Co., Ltd..............................  19,560     124,912
  *Daesung Industrial Co., Ltd............................   8,548     141,620
  *Daewon Pharmaceutical Co., Ltd.........................  13,299     132,172
 #*Daewoo Engineering & Construction Co., Ltd............. 292,915   2,490,358
  #Daewoo International Corp..............................  99,367   3,811,794
   Daewoo Securities Co., Ltd............................. 636,667   6,411,026
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd...... 313,020   6,703,110
   Daewoong Co., Ltd......................................   2,152      41,299
 #*Daewoong Pharmaceutical Co., Ltd.......................  18,576     820,888
   Dahaam E-Tec Co., Ltd..................................   1,420      23,156
   Daishin Securities Co., Ltd............................ 171,380   1,365,047
  *Daou Data Corp.........................................  25,061      82,781
  #Daou Technology, Inc................................... 149,630   2,124,632

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
  *Dasan Networks, Inc....................................  20,344 $    91,140
 #*Daum Communications Corp...............................  26,110   2,242,012
 #*Dayou Automotive Seat Technology Co., Ltd.............. 139,355     220,198
   DCM Corp...............................................  16,370     157,473
   DGB Financial Group, Inc............................... 464,397   5,868,225
  #Digital Power Communications Co., Ltd..................  30,360      76,185
 #*Digitech Systems Co., Ltd..............................  51,601     549,802
  *DIO Corp...............................................  25,553     278,931
   Dong Ah Tire & Rubber Co., Ltd.........................  14,820     208,746
 #*Dong Yang Gang Chul Co., Ltd........................... 122,660     247,893
   Dong-A Pharmaceutical Co., Ltd.........................  29,547   3,065,014
  *Dong-Ah Geological Engineering Co., Ltd................  22,660     188,206
  #Dongaone Co., Ltd......................................  89,360     251,626
   Dongbang Agro Co., Ltd.................................   8,450      49,816
   Dongbang Transport Logistics Co., Ltd..................  78,710     285,461
  *Dongbu CNI Co., Ltd....................................   1,190       6,727
 #*Dongbu Corp............................................  33,850     105,532
 #*Dongbu HiTek Co., Ltd.................................. 113,868     706,183
   Dongbu Insurance Co., Ltd.............................. 122,455   5,548,903
   Dongbu Securities Co., Ltd.............................  90,821     283,105
  *Dongbu Steel Co., Ltd..................................  97,115     322,683
  #Dong-Il Corp...........................................   4,187     165,888
  #Dongil Industries Co., Ltd.............................   4,838     215,253
  *Dongjin Semichem Co., Ltd..............................  43,911     176,278
  *Dongkook Industrial Co., Ltd...........................  16,820      44,038
  #Dongkuk Steel Mill Co., Ltd............................ 162,800   2,087,069
  *Dongkuk Structure & Construction Co., Ltd..............  53,700     108,983
  *Dongsung Holdings Co., Ltd.............................  60,950     333,842
  *Dongsung Pharmaceutical Co., Ltd.......................  22,290      97,816
  #Dongwha Pharm Co., Ltd.................................  80,795     480,795
  #Dongwon F&B Co., Ltd...................................   5,507     355,810
  #Dongwon Industries Co., Ltd............................   4,216   1,101,246
  *Dongwon Systems Corp................................... 112,470     107,163
  *Dongyang Engineering & Construction Corp...............     405         960
  #Dongyang Mechatronics Corp.............................  95,879     807,127
   Doosan Corp............................................  33,091   3,820,388
 #*Doosan Engineering & Construction Co., Ltd............. 130,290     280,783
  #Doosan Heavy Industries & Construction Co., Ltd........ 120,141   5,139,613
 #*Doosan Infracore Co., Ltd.............................. 251,100   3,700,146
 #*Dragonfly GF Co., Ltd..................................  19,623     294,238
  #DRB Holding Co., Ltd...................................  27,795     147,952
 #*DRB Industrial Co., Ltd................................  24,188     175,214
 #*Duksan Hi-Metal Co., Ltd...............................  31,523     589,093
 #*DuzonBIzon Co., Ltd....................................  58,700     591,725
  #E1 Corp................................................   9,560     544,144
  *Eagon Industrial Co., Ltd..............................     120         691
  *Easy Bio, Inc.......................................... 134,656     413,645
  *Ecopro Co., Ltd........................................  40,754     241,538
 #*EG Corp................................................  25,471     926,518
  *e-LITECOM Co., Ltd.....................................  13,937     191,571
 #*ELK Corp...............................................  27,700     603,446
   E-Mart Co., Ltd........................................  57,784  12,524,810
  *ENF Technology Co., Ltd................................  22,497     285,635
  *Estechpharma Co., Ltd..................................  10,952     199,192
  *ESTsoft Corp...........................................   6,618     165,090
  *Eugene Corp............................................ 208,323     590,576
  *Eugene Investment & Securities Co., Ltd................ 191,525     438,911
  *Eugene Technology Co., Ltd.............................  35,271     442,379
   F&F Co., Ltd...........................................   2,520      14,099
  #Fila Korea, Ltd........................................  26,436   1,490,577
  *Finetex EnE, Inc.......................................  11,364      25,211

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
 #*Firstec Co., Ltd....................................... 102,236 $   177,086
  *Flexcom, Inc...........................................  21,359     248,426
 #*Foosung Co., Ltd....................................... 137,083     643,179
  #Fursys, Inc............................................  10,916     271,990
  *Gamevil, Inc...........................................   8,489     885,612
  #Gaon Cable Co., Ltd....................................   8,302     164,705
   GIIR, Inc..............................................  13,310      83,519
  #Global & Yuasa Battery Co., Ltd........................  23,160     982,098
   Golden Bridge Investment & Securities Co., Ltd.........  44,190      40,923
  #Grand Korea Leisure Co., Ltd...........................  66,770   1,878,477
  #Green Cross Corp.......................................  14,333   2,075,342
   Green Cross Holdings Corp..............................  83,690   1,304,757
  *Green Non-Life Insurance Co., Ltd......................  14,915          --
  #GS Engineering & Construction Corp..................... 120,059   6,746,978
  #GS Global Corp.........................................  45,481     574,820
   GS Holdings Corp....................................... 188,137  11,817,011
   Gwangju Shinsegae Co., Ltd.............................   1,962     424,421
  *Haesung Industrial Co., Ltd............................   2,874      82,656
   Halla Climate Control Corp............................. 103,750   1,935,135
   Halla Engineering & Construction Corp..................  68,004     533,733
  #Han Kuk Carbon Co., Ltd................................  76,670     496,814
   Hana Financial Group, Inc.............................. 693,772  20,182,592
 #*Hanall Biopharma Co., Ltd..............................  75,980     612,032
   Handok Pharmaceuticals Co., Ltd........................   8,250     131,457
  #Handsome Co., Ltd......................................  59,724   1,514,448
  #Hanil Cement Co., Ltd..................................  15,047     609,416
 #*Hanil E-Wha Co., Ltd...................................  92,160     595,820
 #*Hanjin Heavy Industries & Construction Co., Ltd........ 137,749   1,487,902
  #Hanjin Heavy Industries & Construction Holdings Co.,
    Ltd...................................................  51,445     328,508
 #*Hanjin P&C Co., Ltd....................................  37,075     122,446
 #*Hanjin Shipping Co., Ltd............................... 386,964   4,305,868
 #*Hanjin Shipping Holdings Co., Ltd......................  44,544     225,857
  #Hanjin Transportation Co., Ltd.........................  36,470     770,618
  #Hankook Shell Oil Co., Ltd.............................   1,932     435,813
  *Hankook Tire Co., Ltd.................................. 141,074   5,950,302
   Hankook Tire Worldwide Co., Ltd........................  32,246     416,202
   Hankuk Glass Industries, Inc...........................   3,770      80,815
   Hankuk Paper Manufacturing Co., Ltd....................   8,260     153,386
 #*Hanmi Pharm Co., Ltd...................................  21,164   2,145,675
  *Hanmi Science Co., Ltd.................................  25,325     109,062
   Hanmi Semiconductor Co., Ltd...........................  42,180     268,537
   Hansae Co., Ltd........................................  16,029     213,713
  #Hansae Yes24 Holdings Co., Ltd.........................  46,287     314,127
   Hanshin Construction Co., Ltd..........................   6,450      42,077
  #Hansol Chemical Co., Ltd...............................  33,190     723,673
  #Hansol CSN Co., Ltd.................................... 176,540     465,662
  *Hansol HomeDeco Co., Ltd...............................  56,180      63,782
   Hansol Paper Co., Ltd.................................. 165,930   1,393,204
 #*Hansol Technics Co., Ltd...............................  41,469     532,087
  #Hanssem Co., Ltd.......................................  27,110     456,541
  #Hanwha Chemical Corp................................... 335,642   5,566,187
   Hanwha Corp............................................ 159,212   4,541,569
  *Hanwha General Insurance Co., Ltd......................  66,394     450,378
   Hanwha Investment & Securities Co., Ltd................ 227,331     815,921
   Hanwha Life Insurance Co., Ltd......................... 606,110   4,271,922
   Hanwha Timeworld Co., Ltd..............................   4,750      86,194
   Hanyang Securities Co., Ltd............................  18,020     112,879
 #*Heung-A Shipping Co., Ltd.............................. 227,258     228,270
  *Heungkuk Fire & Marine Insurance Co., Ltd..............  24,279     111,030
  #Hite Jinro Co., Ltd.................................... 114,705   3,390,505
  #Hite Jinro Holdings Co., Ltd...........................  24,994     320,820

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
   HMC Investment Securities Co., Ltd.....................  64,700 $   763,920
  #Honam Petrochemical Corp...............................  32,162   6,572,420
  #Hotel Shilla Co., Ltd..................................  77,240   3,257,686
   HS R&A Co., Ltd........................................  11,450     110,809
  #Huchems Fine Chemical Corp.............................  69,515   1,507,659
   Husteel Co., Ltd.......................................  15,640     392,940
  *Huvitz Co., Ltd........................................   5,010      77,558
   Hwacheon Machine Tool Co., Ltd.........................   4,272     165,725
 #*Hwashin Co., Ltd.......................................  74,770     598,572
 #*Hy-Lok Corp............................................  18,068     364,177
   Hyosung Corp........................................... 100,883   5,556,135
 #*Hyundai BNG Steel Co., Ltd.............................  36,060     325,587
  #Hyundai Corp...........................................  44,270     787,067
  #Hyundai Department Store Co., Ltd......................  45,634   5,662,160
   Hyundai Development Co................................. 250,039   4,488,167
  #Hyundai Elevator Co., Ltd..............................  15,784   1,193,615
   Hyundai Engineering & Construction Co., Ltd............ 113,730   6,842,410
  #Hyundai Engineering Plastics Co., Ltd..................  51,660     237,728
   Hyundai Glovis Co., Ltd................................  20,093   4,178,490
  #Hyundai Greenfood Co., Ltd............................. 149,920   2,486,843
  *Hyundai Heavy Industries Co., Ltd......................  77,871  16,318,732
   Hyundai Home Shopping Network Corp.....................  18,319   2,174,327
  *Hyundai Hy Communications & Networks Co., Ltd..........  62,120     296,015
  #Hyundai Hysco Co., Ltd.................................  83,760   3,344,294
   Hyundai Marine & Fire Insurance Co., Ltd............... 177,130   5,716,600
 #*Hyundai Merchant Marine Co., Ltd.......................  79,560   1,914,456
  #Hyundai Mipo Dockyard Co., Ltd.........................  25,099   2,676,581
   Hyundai Mobis..........................................  86,229  21,914,678
   Hyundai Motor Co., Ltd................................. 264,017  54,260,435
   Hyundai Securities Co., Ltd............................ 507,503   3,891,436
  #Hyundai Steel Co....................................... 165,296  11,876,847
 #*Hyundai Wia Corp.......................................  16,259   2,621,928
 #*Hyunjin Materials Co., Ltd.............................  69,233     424,083
 #*ICD Co., Ltd...........................................  32,931     401,277
 #*IHQ, Inc...............................................  82,070     189,773
   Il Dong Pharmaceutical Co., Ltd........................  35,470     289,934
  *IL Yang Pharmaceutical Co., Ltd........................  33,482     774,660
  #Iljin Display Co., Ltd.................................  41,840     823,596
  #Iljin Electric Co., Ltd................................  66,434     279,934
   Iljin Holdings Co., Ltd................................  10,033      15,437
 #*Iljin Materials Co., Ltd...............................  50,600     430,693
   Ilshin Spinning Co., Ltd...............................   4,292     311,438
   Ilsung Pharmaceutical Co., Ltd.........................   3,008     228,445
  #iMarketKorea, Inc......................................  37,730     894,717
   Industrial Bank of Korea, Ltd.......................... 575,980   6,331,765
 #*INFINITT Co., Ltd......................................  26,287     213,265
  *Infopia Co., Ltd.......................................  10,910     130,057
 #*Infraware, Inc.........................................  49,053     449,640
 #*InkTec Co., Ltd........................................  13,394     306,950
  *InnoWireless, Inc......................................  14,292     272,478
 #*Innox Corp.............................................  17,034     303,645
 #*Interflex Co., Ltd.....................................  16,539     942,060
  *Interojo Co., Ltd......................................   9,351     114,537
 #*Interpark Corp.........................................  86,032     657,397
   INTOPS Co., Ltd........................................  20,274     453,982
  #Inzi Controls Co., Ltd.................................  35,800     239,103
  #IS Dongseo Co., Ltd....................................  38,100     378,712
  #ISU Chemical Co., Ltd..................................  45,690     886,048
  #IsuPetasys Co., Ltd.................................... 105,690     420,251
   Jahwa Electronics Co., Ltd.............................  52,750     702,671
 #*JCEntertainment Corp...................................  18,914     405,815

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
  #Jeil Pharmaceutical Co.................................  25,770 $   407,332
  *Jeil Savings Bank......................................   3,200          88
   Jeonbuk Bank, Ltd...................................... 221,577     843,284
  *Jinsung T.E.C..........................................  44,154     389,451
  *Joymax Co.,Ltd.........................................  10,335     287,907
  *JVM Co., Ltd...........................................   6,886     303,019
   JW Holdings Corp....................................... 109,106     240,837
  #JW Pharmaceutical Corp.................................  31,407     403,250
 #*JYP Entertainment Corp.................................  33,683     175,284
   Kangwon Land, Inc...................................... 159,080   3,702,490
   KB Financial Group, Inc................................ 217,750   7,404,735
  #KB Financial Group, Inc. ADR........................... 435,525  14,829,626
  *KC Cottrell Co., Ltd...................................   9,550     122,546
  #KC Tech Co., Ltd....................................... 107,916     373,740
  #KCC Corp...............................................  16,858   4,727,877
  *KCO Energy, Inc........................................      70         321
  #Keangnam Enterprises, Ltd..............................  34,245     182,980
 #*KEC Corp............................................... 124,633      61,843
  #KEPCO Engineering & Construction Co., Inc..............  22,547   1,326,351
 #*KEPCO Plant Service & Engineering Co., Ltd.............  22,800   1,252,272
  #Keyang Electric Machinery Co., Ltd.....................  77,900     177,042
 #*Keystone Global........................................  60,355     150,773
  #KG Chemical Corp.......................................  14,330     151,904
  *KGMobilians Co., Ltd...................................  24,397     240,321
  *KH Vatec Co., Ltd......................................  33,277     349,153
   Kia Motors Corp........................................ 292,639  16,223,823
  #KISCO Corp.............................................  14,658     395,695
   KISCO Holdings Co., Ltd................................   2,565      87,839
   Kishin Corp............................................  41,100     224,865
  #KISWIRE, Ltd...........................................  19,832     575,413
  #Kiwoom Securities Co., Ltd.............................  34,635   1,751,468
  *Koentec Co., Ltd....................................... 126,760     250,112
 #*Koh Young Technology, Inc..............................  13,957     322,899
 #*Kolao Holdings.........................................  32,710     584,704
  #Kolon Corp.............................................  27,135     427,755
  #Kolon Global Corp...................................... 148,720     428,071
   Kolon Industries, Inc..................................  72,023   3,666,060
 #*Komipharm International Co., Ltd.......................  44,309     380,256
 #*Kona@I Co., Ltd........................................  17,941     286,138
  *Kook Je Electric Korea Co., Ltd........................   9,233      93,051
   Korea Airport Service Co., Ltd.........................   4,470     116,682
   Korea Cast Iron Pipe Industries Co., Ltd...............  13,170      42,090
 #*Korea Circuit Co., Ltd.................................  43,520     757,672
  *Korea District Heating Corp............................   5,011     327,514
  *Korea Electric Power Corp.............................. 133,420   3,460,646
 #*Korea Electric Power Corp. Sponsored ADR............... 375,273   4,837,269
   Korea Electric Terminal Co., Ltd.......................  23,270     554,409
  *Korea Exchange Bank.................................... 937,949   6,500,997
  #Korea Flange Co., Ltd..................................  13,950     158,520
   Korea Gas Corp.........................................  72,828   5,109,838
  *Korea Info & Comm......................................  24,232      92,322
   Korea Investment Holdings Co., Ltd..................... 185,950   6,356,529
 #*Korea Kolmar Co., Ltd..................................  37,476     996,519
  #Korea Kolmar Holdings Co., Ltd.........................  18,044     168,785
  #Korea Petrochemical Industrial Co., Ltd................  11,260     513,978
  *Korea Real Estate Investment Trust Co.................. 638,778     830,174
  *Korea Reinsurance Co., Ltd............................. 285,529   2,798,033
   Korea United Pharm, Inc................................  32,040     255,330
   Korea Zinc Co., Ltd....................................  15,789   6,467,861
  *Korean Air Co., Ltd.................................... 102,107   4,578,272
  *Kortek Corp............................................  29,979     349,022

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
   KP Chemical Corp....................................... 204,650 $ 2,025,652
  *KPF....................................................  26,925     246,630
   KPX Chemical Co., Ltd..................................   4,698     216,323
 #*KPX Fine Chemical Co., Ltd.............................   3,402      85,012
   KT Corp................................................   9,140     310,271
   KT Corp. Sponsored ADR................................. 140,282   2,377,780
  #KT&G Corp.............................................. 152,783  11,626,171
  *KTB Investment & Securities Co., Ltd................... 190,440     360,310
  #Kukdo Chemical Co., Ltd................................  14,364     561,976
   Kumho Electric Co., Ltd................................  13,448     338,557
 #*Kumho Industrial Co., Ltd..............................  66,131     131,826
  *Kumho Investment Bank..................................   3,510       1,314
  #Kumho Petro chemical Co., Ltd..........................  28,044   2,751,424
  *Kumho Tire Co., Inc.................................... 120,802   1,448,307
   Kunsul Chemical Industrial Co., Ltd....................   6,880     124,227
   Kwang Dong Pharmaceutical Co., Ltd..................... 159,450     769,958
 #*Kwang Myung Electric Engineering Co., Ltd.............. 105,250     230,543
   Kyeryong Construction Industrial Co., Ltd..............  16,700     134,120
   Kyobo Securities Co., Ltd..............................  74,310     314,115
   Kyung Nong Corp........................................   2,280       7,052
  *Kyungbang Co., Ltd.....................................   1,358     126,388
   Kyungdong City Gas Co., Ltd............................   7,129     483,887
  *Kyungdong Pharm Co., Ltd...............................   3,585      40,600
  #Kyung-In Synthetic Corp................................  61,500     154,779
   Kyungnam Energy Co., Ltd...............................  47,450     184,657
 #*LB Semicon, Inc........................................  82,869     322,270
  *LEENO Industrial, Inc..................................   8,439     253,123
   LG Chemical, Ltd.......................................  48,878  13,711,242
   LG Corp................................................ 240,862  14,689,134
  *LG Display Co., Ltd.................................... 355,060  10,537,283
 #*LG Display Co., Ltd. ADR............................... 695,342  10,318,875
  #LG Electronics, Inc.................................... 319,969  22,260,837
  #LG Fashion Corp........................................  70,042   1,952,219
   LG Hausys, Ltd.........................................  27,571   1,981,096
  #LG Household & Healthcare Co., Ltd.....................  11,533   6,773,259
 #*LG Innotek Co., Ltd....................................  34,997   2,413,194
   LG International Corp.................................. 107,279   3,891,490
 #*LG Life Sciences, Ltd..................................  33,923   1,419,590
   LG Uplus Corp.......................................... 943,000   6,022,231
   LIG Insurance Co., Ltd................................. 142,890   3,634,074
  #Livart Furniture Co., Ltd..............................  12,680      81,964
 #*Lock & Lock Co., Ltd...................................  38,690     735,854
  #Lotte Chilsung Beverage Co., Ltd.......................   2,850   3,720,293
   Lotte Confectionary Co., Ltd...........................   2,950   4,247,559
   Lotte Midopa Co., Ltd..................................  68,040     781,893
  *Lotte Non-Life Insurance Co., Ltd......................  45,240     165,574
  #Lotte Samkang Co., Ltd.................................   3,536   2,368,489
  #Lotte Shopping Co., Ltd................................  30,593   9,458,791
  *Lotte Tour Development Co., Ltd........................  11,430     129,869
  #LS Corp................................................  69,953   5,712,173
  #LS Industrial Systems Co., Ltd.........................  33,231   2,075,194
  *Lumens Co., Ltd........................................  85,727     569,216
   Macquarie Korea Infrastructure Fund.................... 900,088   5,529,895
  *Macrogen, Inc..........................................   8,007     224,374
 #*Maeil Dairy Industry Co., Ltd..........................  23,016     679,994
 #*Mando Corp.............................................  29,812   3,926,725
  *Medifron DBT Co., Ltd..................................  67,467     240,422
 #*Medipost Co., Ltd......................................  14,762   1,162,184
 #*Medy-Tox, Inc..........................................  11,133     837,380
 #*MegaStudy Co., Ltd.....................................  16,553   1,026,868
 #*Melfas, Inc............................................  40,680     782,620

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
  *Meritz Finance Group, Inc..............................  74,947 $   248,808
   Meritz Fire Marine Insurance Co., Ltd.................. 204,981   2,779,052
   Meritz Securities Co., Ltd............................. 738,810     883,982
   Mi Chang Oil Industrial Co., Ltd.......................   1,303      62,119
   Mirae Asset Securities Co., Ltd........................  98,231   2,661,170
  *Miwon Chemicals Co., Ltd...............................   1,200      26,604
   Miwon Commercial Co., Ltd..............................     447      54,517
  *Miwon Specialty Chemical Co., Ltd......................     415      77,778
  *MK Electron Co., Ltd...................................  38,863     152,488
  *MNTech Co., Ltd........................................  47,867     515,175
 #*Modetour Network, Inc..................................  26,791     754,279
 #*Monalisa Co., Ltd......................................  28,400     109,148
 #*MonAmi Co., Ltd........................................  34,240     149,860
  #Moorim P&P Co., Ltd.................................... 113,230     369,428
  #Moorim Paper Co., Ltd..................................  61,100     139,735
   Motonic Corp...........................................  38,470     435,037
  #Namhae Chemical Corp...................................  75,680     685,603
  *Namsun Aluminum Co., Ltd............................... 138,696      62,924
   Namyang Dairy Products Co., Ltd........................   1,115     966,397
   National Plastic Co....................................  56,760     131,923
  #NCsoft Corp............................................  26,483   5,077,028
 #*Neowiz Corp............................................  29,940     437,498
  *Neowiz Games Corp......................................  32,516     734,589
  *Neowiz Internet Corp...................................  16,726     207,576
 #*NEPES Corp.............................................  45,071     573,681
   Nexen Corp.............................................  21,396   1,651,598
  #Nexen Tire Corp........................................  70,640   1,100,717
   NH Investment & Securities Co., Ltd.................... 116,978     540,729
  #NHN Corp...............................................  43,351  10,027,530
  #NICE Holdings Co., Ltd.................................   1,674      88,750
   NICE Information Service Co., Ltd......................     955       4,207
  #NK Co., Ltd............................................  67,990     236,516
   Nong Shim Holdings Co., Ltd............................   6,902     392,129
  #NongShim Co., Ltd......................................  12,802   3,023,847
 #*Nowcom Co., Ltd........................................  24,837     250,503
  #OCI Co., Ltd...........................................  46,955   6,617,536
 #*OCI Materials Co., Ltd.................................  25,253     748,255
 #*OPTRON-TEC, Inc........................................  31,984     298,860
 #*Orientbio, Inc......................................... 214,491     160,077
   ORION Corp.............................................   6,091   5,720,275
 #*Osstem Implant Co., Ltd................................  40,324   1,168,048
 #*Osung LST Co., Ltd.....................................  44,454     137,992
  #Ottogi Corp............................................   5,204   1,130,379
   Pacific Pharmaceutical Co., Ltd........................     582      18,024
  *Paik Kwang Industrial Co., Ltd.........................  33,410     129,942
 #*PaperCorea, Inc........................................ 194,370     142,509
 #*Partron Co, Ltd........................................  69,040   1,052,457
 #*Pharmicell Co., Ltd....................................  99,661     531,953
  #Poongsan Corp..........................................  86,788   2,527,072
   Poongsan Holdings Corp.................................  14,450     307,949
   POSCO..................................................  18,925   5,949,160
  #POSCO ADR.............................................. 393,275  30,824,894
  *POSCO Chemtech Co., Ltd................................   4,044     565,281
   POSCO Coated & Color Steel Co., Ltd....................   6,940      99,830
 #*Posco ICT Co., Ltd.....................................  91,780     585,095
 #*Power Logics Co., Ltd..................................  61,198     225,357
   Pulmuone Co., Ltd......................................   4,808     165,326
   Pusan City Gas Co., Ltd................................  24,660     497,495
 #*Pyeong Hwa Automotive Co., Ltd.........................  38,606     567,629
  *Redrover Co., Ltd......................................  24,574     135,811
  *RFsemi Technologies, Inc...............................  15,177     140,646

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
SOUTH KOREA -- (Continued)
 #*RNL BIO Co., Ltd....................................... 229,227 $    843,346
 #*S&T Corp...............................................   8,318      118,478
   S&T Dynamics Co., Ltd..................................  92,786      927,890
   S&T Holdings Co., Ltd..................................  23,167      199,502
  #S&T Motiv Co., Ltd.....................................  29,550      513,311
 #*S&T Motors Co., Ltd.................................... 360,460      183,001
 #*S1 Corp................................................  38,199    2,302,544
   Saeron Automotive Corp.................................  14,200       73,844
   Sajo Industries Co., Ltd...............................   5,776      298,306
   Sajodaerim Corp........................................   4,260       55,466
   Sam Jin Pharmaceutical Co., Ltd........................  36,745      409,551
   Sam Lip General Foods Co., Ltd.........................  12,050      282,221
  #Sam Young Electronics Co., Ltd.........................  37,730      301,469
   Sam Yung Trading Co., Ltd..............................  37,114      361,133
  *Sambu Construction Co., Ltd............................   8,081       29,874
  #Samchully Co., Ltd.....................................   9,254      826,315
   Samho Development Co., Ltd.............................  16,464       31,694
   Samhwa Paints Industrial Co., Ltd......................  10,810       43,325
  #Samick Musical Instruments Co., Ltd.................... 283,360      407,758
  #Samick THK Co., Ltd....................................  27,940      151,607
  #SamkwangGlass Co., Ltd.................................  10,742      672,425
  #Samsung C&T Corp....................................... 307,176   16,684,914
   Samsung Card Co., Ltd..................................  43,208    1,669,246
   Samsung Climate Control Co., Ltd.......................   4,190       28,627
  #Samsung Electro-Mechanics Co., Ltd..................... 110,476    9,448,190
   Samsung Electronics Co., Ltd........................... 143,153  171,788,982
  #Samsung Engineering Co., Ltd...........................  34,891    4,554,426
  #Samsung Fine Chemicals Co., Ltd........................  60,613    3,865,951
   Samsung Fire & Marine Insurance, Ltd...................  78,985   17,242,829
  #Samsung Heavy Industries Co., Ltd...................... 335,720   10,245,693
   Samsung Life Insurance Co., Ltd........................ 107,228    9,234,738
   Samsung SDI Co., Ltd................................... 117,840   14,772,621
   Samsung Securities Co., Ltd............................ 183,479    8,208,106
  #Samsung Techwin Co., Ltd...............................  88,264    4,614,525
   Samwha Capacitor Co., Ltd..............................  11,760       62,773
  *Samwhan Corp...........................................  13,890       26,600
  #Samyang Foods Co., Ltd.................................  12,550      326,212
   Samyang Genex Co., Ltd.................................   2,931      140,355
   Samyang Holdings Corp..................................  18,148    1,189,805
   Samyang Tongsang Co., Ltd..............................     720       15,116
 #*Samyoung Chemical Co., Ltd............................. 121,410      372,055
  *Sangbo Corp............................................  22,426      290,593
  *Satrec Initiative Co., Ltd.............................   6,768      132,994
   SAVEZONE I&C Corp......................................  54,000      132,183
  #SBS Media Holdings Co., Ltd............................ 205,410    1,243,255
  #Seah Besteel Corp......................................  54,860    1,281,440
   SeAH Holdings Corp.....................................   3,091      266,214
  #SeAH Steel Corp........................................  10,384      895,303
  #Sebang Co., Ltd........................................  38,040      620,921
  *Seegene, Inc...........................................  12,487      895,192
  #Sejong Industrial Co., Ltd.............................  31,440      358,967
  *Sempio Foods Co........................................   2,461       61,116
  *S-Energy Co., Ltd......................................  18,349      157,054
  *Seohan Co., Ltd........................................ 174,125      212,211
 #*Seohee Construction Co., Ltd........................... 586,881      658,205
  *Seong An Co., Ltd...................................... 150,840      190,892
   Seoul City Gas Co., Ltd................................     319       19,024
  #Seowon Co., Ltd........................................  55,740      181,153
  *Seshin Co., Ltd........................................   2,000           55
 #*Sewon Cellontech Co., Ltd.............................. 106,264      298,471
  *SEWOONMEDICAL Co., Ltd.................................  28,897       88,527

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
SOUTH KOREA -- (Continued)
  *SG Corp..............................................   364,360 $   217,001
 #*SH Energy & Chemical Co., Ltd........................   213,580     178,625
 #*Shin Won Corp........................................    69,550     108,655
   Shinhan Financial Group Co., Ltd.....................   368,125  12,634,950
  #Shinhan Financial Group Co., Ltd. ADR................   387,122  13,247,315
   Shinhung Co., Ltd....................................       440       3,016
   Shinpoong Pharmaceutical Co., Ltd....................   111,346     522,300
  *Shinsegae Co., Ltd...................................    27,853   4,977,082
   Shinsegae Information & Communication Co., Ltd.......     2,129     113,884
  *Shinsung Solar Energy Co., Ltd.......................   133,825     218,195
   Shinsung Tongsang Co., Ltd...........................   239,610     278,573
   Shinyoung Securities Co., Ltd........................    11,600     322,056
  *Signetics Corp.......................................    77,506     195,496
 #*Silicon Works Co., Ltd...............................    22,358     572,006
  #Silla Co., Ltd.......................................    18,594     413,522
  *Simm Tech Co., Ltd...................................    60,749     600,547
  *SIMPAC, Inc..........................................    57,110     392,321
   Sindoh Co., Ltd......................................     8,629     523,743
   SJM Co., Ltd.........................................    18,214     120,007
   SJM Holdings Co., Ltd................................     7,174      24,387
  *SK Broadband Co., Ltd................................   362,998   1,327,554
  #SK C&C Co., Ltd......................................    38,748   3,396,865
  #SK Chemicals Co., Ltd................................    50,275   3,098,728
 #*SK Communications Co., Ltd...........................    63,512     519,687
  #SK Gas Co., Ltd......................................    14,817   1,072,950
   SK Holdings Co., Ltd.................................    89,228  12,419,387
 #*SK Hynix, Inc........................................   697,881  15,887,125
   SK Innovation Co., Ltd...............................   110,045  16,175,135
   SK Networks Co., Ltd.................................   471,212   4,121,805
   SK Securities Co., Ltd............................... 1,030,330   1,094,478
   SK Telecom Co., Ltd..................................     9,434   1,332,609
   SK Telecom Co., Ltd. ADR.............................   170,500   2,664,915
  #SKC Co., Ltd.........................................    58,280   2,382,899
  #SL Corp..............................................    47,880     554,798
 #*S-MAC Co., Ltd.......................................    49,611     692,705
  #S-Oil Corp...........................................    55,263   5,053,333
 #*Solco Biomedical Co., Ltd............................   176,125     229,238
 #*Songwon Industrial Co., Ltd..........................    57,740     571,421
 #*Sonokong Co., Ltd....................................    47,953     157,081
  #Soosan Heavy Industries Co., Ltd.....................    11,350      17,208
 #*Ssangbangwool & Trygroup.............................   243,690     266,929
 #*Ssangyong Cement Industrial Co., Ltd.................    85,337     432,464
  #STX Corp.............................................   144,688   1,059,297
  #STX Engine Co., Ltd..................................    90,060     659,519
   STX Metal Co, Ltd....................................    23,720     114,987
  #STX Offshore & Shipbuilding Co., Ltd.................   245,346   1,774,559
  #STX Pan Ocean Co., Ltd...............................   451,730   1,426,773
  #Suheung Capsule Co., Ltd.............................    19,060     319,597
   Sung Bo Chemicals Co., Ltd...........................       940      21,542
 #*Sung Jin Geotec Co., Ltd.............................    43,330     420,574
  #Sungchang Enterprise Holdings, Ltd...................    22,640     496,294
  *Sungshin Cement Co., Ltd.............................    18,990      74,415
   Sunjin Co., Ltd......................................     8,347     101,760
 #*Suprema, Inc.........................................    31,654     542,196
  *Synopex, Inc.........................................   188,286     450,506
   Tae Kyung Industrial Co., Ltd........................    41,740     129,566
  #TaeKwang Industrial Co., Ltd.........................     1,649   1,532,256
  *Taesan LCD Co., Ltd..................................    26,836      12,652
 #*Taewoong Co., Ltd....................................    32,271     523,124
   Taeyoung Engineering & Construction Co., Ltd.........   152,040     764,204
  *Taihan Electric Wire Co., Ltd........................   567,448     840,298

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        Shares      Value++
                                                       --------- --------------
SOUTH KOREA -- (Continued)
   Tailim Packaging Industries Co., Ltd...............   117,550 $      181,712
   TCC Steel..........................................    38,396        167,209
   Telcoware Co., Ltd.................................       431          3,204
 #*Tera Resource Co., Ltd.............................   791,455        914,698
  #Tong Yang Moolsan Co., Ltd.........................    20,210        291,802
  #Tong Yang Securities, Inc..........................   193,093        680,375
  *Tongyang Life Insurance............................   152,000      1,643,174
 #*Tongyang, Inc......................................   270,618        200,830
 #*Toptec Co., Ltd....................................    19,278        307,045
  #TS Corp............................................    14,460        350,718
  *UBCare Co., Ltd....................................    35,788        104,979
 #*Ubivelox, Inc......................................     9,924        241,386
 #*Uju Electronics Co., Ltd...........................    14,163        328,353
  #Unid Co., Ltd......................................    12,943        433,835
   Union Steel........................................     9,090        103,693
 #*Unison Co., Ltd....................................    57,171        406,121
  *Value Added Technologies Co., Ltd..................     8,076         82,876
 #*VGX International, Inc.............................    80,905        120,336
  *Vieworks Co., Ltd..................................    17,852        261,480
  *Visang Education, Inc..............................    17,026        202,820
 #*Webzen, Inc........................................    25,232        213,319
 #*WeMade Entertainment Co., Ltd......................     9,847        448,253
   Whanin Pharmaceutical Co., Ltd.....................    39,160        344,940
 #*Will-Bes & Co., Ltd. (The).........................   221,820        592,928
  *WiSoL Co., Ltd.....................................    25,103        317,500
 #*Woongjin Chemical Co., Inc.........................   928,610        493,705
   Woongjin Coway Co., Ltd............................   119,900      4,368,451
 #*Woongjin Energy Co., Ltd...........................   188,420        323,500
 #*Woongjin Holdings Co., Ltd.........................    77,050        120,471
  *Woongjin Thinkbig Co., Ltd.........................    70,328        410,855
  *Wooree ETI Co., Ltd................................    91,006        405,251
   Woori Finance Holdings Co., Ltd.................... 1,085,890     10,250,978
   Woori Finance Holdings Co., Ltd. ADR...............     1,304         36,812
   Woori Financial Co., Ltd...........................    40,336        607,997
   Woori Investment & Securities Co., Ltd.............   625,645      6,040,029
 #*WooSung Feed Co., Ltd..............................    68,250        326,256
 #*Y G-1 Co., Ltd.....................................    24,827        298,907
  *Yedang Company Co., Ltd............................   191,541        377,041
   YESCO Co., Ltd.....................................     9,120        251,213
  #Yoosung Enterprise Co., Ltd........................     9,651         26,334
 #*YooSung T&S Co., Ltd...............................    48,951        175,505
  #Youlchon Chemical Co., Ltd.........................    44,020        347,429
 #*Young Heung Iron & Steel Co., Ltd..................    57,420        104,206
   Young Poong Corp...................................     2,138      1,974,549
  *Young Poong Precision Corp.........................    23,070        253,798
  #Youngone Corp......................................    67,250      2,086,217
   Youngone Holdings Co., Ltd.........................    18,745      1,042,513
   Yuhan Corp.........................................    28,014      4,835,742
   Yuhwa Securities Co., Ltd..........................     4,830         57,125
 #*Yungjin Pharm Co., Ltd.............................   279,733        485,689
                                                                 --------------
TOTAL SOUTH KOREA.....................................            1,290,031,087
                                                                 --------------
TAIWAN -- (11.4%)
  *A.G.V. Products Corp............................... 1,972,407        606,732
   Ability Enterprise Co., Ltd........................ 1,568,893      1,411,125
   AcBel Polytech, Inc................................ 1,494,468        970,487
  #Accton Technology Corp............................. 2,210,369      1,095,697
  #Ace Pillar Co., Ltd................................   190,617        157,009
 #*Acer, Inc.......................................... 9,565,127      7,383,787
   ACES Electronic Co., Ltd...........................   144,000        188,582
  #ACHEM Technology Corp..............................   669,629        295,592

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
   Acme Electronics Corp................................    371,186 $   419,260
   Acter Co., Ltd.......................................    126,000     448,670
 #*Action Electronics Co., Ltd..........................    909,977     216,014
   Actron Technology Corp...............................    179,200     399,144
  *A-DATA Technology Co., Ltd...........................    712,000     697,516
  #Adlink Technology, Inc...............................    356,295     362,622
   Advanced Ceramic X Corp..............................    157,000     427,208
  *Advanced International Multitech Co., Ltd............    334,000     437,493
  #Advanced Semiconductor Engineering, Inc..............  9,243,750   6,975,615
   Advanced Semiconductor Engineering, Inc. ADR.........    788,865   2,997,687
  #Advancetek Enterprise Co., Ltd.......................    551,896     449,467
   Advantech Co., Ltd...................................    464,440   1,604,678
  *AimCore Technology Co., Ltd..........................    131,000     224,966
   Alcor Micro Corp.....................................    280,000     303,584
  #ALI Corp.............................................    877,000     950,271
  #Allis Electric Co., Ltd..............................    329,000      92,386
  *Alltop Technology Co., Ltd...........................     12,000      13,074
  #Alpha Networks, Inc..................................  1,427,000     907,847
   Altek Corp...........................................  1,602,085     785,972
   Ambassador Hotel (The)...............................  1,092,000   1,125,855
  #Ampoc Far-East Co., Ltd..............................    415,567     350,288
   AmTRAN Technology Co., Ltd...........................  3,395,944   2,868,486
   Anpec Electronics Corp...............................    331,000     197,519
  *Apacer Technology, Inc...............................    297,000     250,129
  #APCB, Inc............................................    618,000     394,145
  #Apex Biotechnology Corp..............................    272,625     678,975
   Apex Medical Corp....................................    251,463     258,606
   Apex Science & Engineering Corp......................    249,849      77,071
  *Ardentec Corp........................................  1,133,987     704,121
  #Arima Communications Corp............................    997,153     381,594
  *Arima Optoelectronics Corp...........................    452,890      56,004
   Asia Cement Corp.....................................  4,876,878   6,073,666
  *Asia Optical Co., Inc................................  1,013,000     922,091
 #*Asia Plastic Recycling Holding, Ltd..................    164,559     492,046
   Asia Polymer Corp....................................  1,108,200     885,687
   Asia Vital Components Co., Ltd.......................  1,279,857     586,143
  #Asrock, Inc..........................................    127,000     438,763
  #Asustek Computer, Inc................................  1,150,861  12,312,414
   Aten International Co., Ltd..........................    317,715     472,151
 #*AU Optronics Corp.................................... 13,712,497   5,191,144
  *AU Optronics Corp. Sponsored ADR.....................  1,470,758   5,559,465
  #Audix Corp...........................................    438,969     355,043
   Aurora Corp..........................................    295,226     443,417
   Aurora Systems Corp..................................    225,072     194,409
  #AV Tech Corp.........................................    150,000     454,211
   Avermedia Technologies, Inc..........................    894,037     414,140
  #Avision, Inc.........................................    769,263     201,243
  *AVY Precision Technology, Inc........................    164,000     280,006
   Awea Mechantronic Co., Ltd...........................    176,774     177,442
  *Bank of Kaohsiung....................................  1,699,039     487,876
   Basso Industry Corp., Ltd............................    555,427     313,567
  *BenQ Materials Corp..................................    691,000     243,175
   BES Engineering Corp.................................  6,270,050   1,530,689
   Bin Chuan Enterprise Co., Ltd........................    178,000     197,104
  *Bionet Corp..........................................     35,000      41,900
  #Biostar Microtech International Corp.................    686,712     229,973
  *Boardtek Electronics Corp............................    512,000     288,275
   Bright Led Electronics Corp..........................    535,180     217,696
  #C Sun Manufacturing, Ltd.............................    602,740     384,451
 #*Cameo Communications, Inc............................    996,116     221,475
   Capella Microsystems Taiwan, Inc.....................     83,000     520,841

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
   Capital Securities Corp..............................  8,539,210 $ 2,835,711
  #Career Technology (MFG.) Co., Ltd....................    911,000   1,179,675
  *Carnival Industrial Corp.............................  1,322,000     416,658
  #Catcher Technology Co., Ltd..........................  1,034,872   4,491,668
   Cathay Chemical Works, Inc...........................     35,000      14,371
  #Cathay Financial Holdings Co., Ltd................... 13,023,425  13,058,339
  #Cathay Real Estate Development Co., Ltd..............  3,827,000   1,760,755
  *Center Laboratories, Inc.............................    196,000     211,767
 #*Central Reinsurance Co., Ltd.........................    376,897     165,592
   ChainQui Construction Development Co., Ltd...........    381,464     226,493
   Champion Building Materials Co., Ltd.................  1,240,390     428,317
   Chang Hwa Commercial Bank............................ 12,954,616   6,530,015
  #Chang Wah Electromaterials, Inc......................    135,777     393,710
  *Chang-Ho Fibre Corp..................................     49,000      16,844
  #Charoen Pokphand Enterprises Co., Ltd................    792,000     373,930
  *Chaun-Choung Technology Corp.........................    175,000     245,295
  #CHC Resources Corp...................................    203,135     322,372
  *Chenbro Micom Co., Ltd...............................     80,000      83,706
   Cheng Loong Corp.....................................  4,152,160   1,662,269
   Cheng Shin Rubber Industry Co., Ltd..................  2,258,790   5,684,302
   Cheng Uei Precision Industry Co., Ltd................  1,420,630   3,141,924
 #*Chenming Mold Industrial Corp........................    350,708     321,458
   Chia Hsin Cement Corp................................  2,027,747     912,165
  #Chicony Electronics Co., Ltd.........................  1,308,347   2,868,115
   Chien Kuo Construction Co., Ltd......................  1,237,706     550,396
  *Chien Shing Stainless Steel Co., Ltd.................    427,000      44,681
  #Chilisin Electronics Corp............................    354,784     190,443
 #*Chimei Innolux Corp.................................. 20,570,561   7,661,234
  *Chimei Materials Technology Corp.....................    454,000     435,588
  *China Airlines, Ltd..................................  8,935,057   3,483,946
   China Chemical & Pharmaceutical Co., Ltd.............  1,131,000     705,207
  *China Development Financial Holding Corp............. 37,392,924   8,345,515
  #China Ecotek Corp....................................    134,000     292,524
   China Electric Manufacturing Corp....................  1,144,220     667,129
  *China General Plastics Corp..........................  1,278,000     563,653
  #China Glaze Co., Ltd.................................    577,162     252,441
  *China Life Insurance Co., Ltd........................  4,610,750   3,590,334
  *China ManMade Fibers Corp............................  4,766,662   1,603,493
   China Metal Products Co., Ltd........................  1,170,310   1,064,881
  #China Motor Corp.....................................  2,348,716   2,104,864
   China Petrochemical Development Corp.................  5,258,404   3,650,822
   China Steel Chemical Corp............................    321,998   1,399,917
  #China Steel Corp..................................... 22,151,953  19,021,357
  #China Steel Structure Co., Ltd.......................    500,000     491,099
  #China Synthetic Rubber Corp..........................  2,117,818   2,264,309
  *China United Trust & Investment Corp.................     50,053          --
 #*China Wire & Cable Co., Ltd..........................    614,000     211,014
   Chinatrust Financial Holdings Co., Ltd............... 27,871,454  15,341,758
  #Chinese Gamer International Corp.....................    126,000     210,940
   Chinese Maritime Transport, Ltd......................    487,460     560,207
  #Chin-Poon Industrial Co., Ltd........................  1,613,617   1,751,914
  #Chipbond Technology Corp.............................  1,459,000   2,469,556
   Chong Hong Construction Co...........................    428,551     979,911
  #Chroma Ate, Inc......................................    824,705   1,567,977
  *Chun Yu Works & Co., Ltd.............................    776,000     268,036
   Chun Yuan Steel Industrial Co., Ltd..................  1,846,177     697,928
  *Chung Hung Steel Corp................................  3,962,926     999,370
  *Chung Hwa Pulp Corp..................................  2,212,530     672,095
  #Chung-Hsin Electric & Machinery Manufacturing Corp...  1,678,000     881,186
  *Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    117,000     200,764
   Chunghwa Telecom Co., Ltd............................  1,325,000   4,145,782

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
  #Chunghwa Telecom Co., Ltd. ADR.......................    382,918 $11,901,091
  *Chungwa Picture Tubes Co., Ltd....................... 15,894,759     494,141
  *Chyang Sheng Dyeing & Finishing Co., Ltd.............    209,000      72,224
  *Cleanaway Co., Ltd...................................     45,000     312,307
   Clevo Co., Ltd.......................................  1,114,685   1,455,751
 #*CMC Magnetics Corp................................... 12,161,210   1,812,919
  *CoAsia Microelectronics Corp.........................     46,000      36,245
   Collins Co., Ltd.....................................    682,078     262,411
 #*Compal Communications, Inc...........................    947,744     844,061
   Compal Electronics, Inc.............................. 13,717,560   8,628,577
  #Compeq Manufacturing Co., Ltd........................  4,328,000   1,596,866
  *Concord Securities Corp..............................    110,000      22,836
   Continental Holdings Corp............................  1,799,667     646,583
  *Coretronic Corp......................................  2,351,000   1,702,506
  *Cosmo Electronics Corp...............................    159,245     135,178
  *Cosmos Bank Taiwan...................................  1,442,570     345,001
  #Coxon Precise Industrial Co., Ltd....................    513,000     971,768
   Creative Sensor, Inc.................................     21,000      10,269
  *Crystalwise Technology, Inc..........................    213,000     152,937
   CSBC Corp. Taiwan....................................  1,989,150   1,157,149
   CTCI Corp............................................  1,138,896   2,263,141
  #CviLux Corp..........................................    210,672     296,043
  #Cyberlink Corp.......................................    281,816   1,016,986
  *CyberPower Systems, Inc..............................     44,000      78,992
  #Cybertan Technology, Inc.............................  1,165,873     812,991
   Da Cin Construction Co., Ltd.........................    697,809     452,355
   Dah Fung CATV Co., Ltd...............................    160,200     296,702
  *Da-Li Construction Co., Ltd..........................      7,000       6,474
  #Darfon Electronics Corp..............................  1,224,700     695,092
   Davicom Semiconductor, Inc...........................    297,392     154,516
   De Licacy Industries Co., Ltd........................    139,000      41,954
   Delpha Construction Co., Ltd.........................    858,754     258,289
   Delta Electronics, Inc...............................  1,955,163   6,669,252
   Depo Auto Parts Industrial Co., Ltd..................    411,634     858,773
   DFI, Inc.............................................    239,571     180,755
  *Dimerco Express Corp.................................    335,000     211,084
  #D-Link Corp..........................................  2,610,924   1,464,751
   Dynamic Electronics Co., Ltd.........................  1,023,573     320,964
 #*Dynapack International Technology Corp...............    484,000   1,755,624
  #E Ink Holdings, Inc..................................  2,439,000   1,961,864
  #E.Sun Financial Holding Co., Ltd..................... 14,892,415   7,452,601
  *Eastern Media International Corp.....................  3,403,360     447,980
  #Eclat Textile Co., Ltd...............................    389,417   1,150,735
  *Edimax Technology Co., Ltd...........................    629,000     234,430
  *Edison Opto Corp.....................................    231,000     248,706
   Edom Technology Co., Ltd.............................    215,600      71,249
  *eGalax_eMPIA Technology, Inc.........................    116,000     194,838
   Elan Microelectronics Corp...........................    912,323   1,409,409
 #*E-Lead Electronic Co., Ltd...........................    184,846     158,755
  #E-LIFE MALL Corp., Ltd...............................    245,000     546,611
  #Elite Advanced Laser Corp............................    265,000     296,126
   Elite Material Co., Ltd..............................  1,085,839   1,072,861
   Elite Semiconductor Memory Technology, Inc...........  1,000,390     663,256
   Elitegroup Computer Systems Co., Ltd.................  3,374,334     912,870
  #eMemory Technology, Inc..............................    190,000     360,619
   ENG Electric Co., Ltd................................    522,247     427,262
   EnTie Commercial Bank................................  1,641,166     791,596
  *Episil Technologies, Inc.............................    181,000      46,457
  #Epistar Corp.........................................  2,877,413   4,570,948
   Eternal Chemical Co., Ltd............................  2,664,211   2,072,300
  *E-Ton Solar Tech Co., Ltd............................    614,000     187,065

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
  *Etron Technology Inc.................................    220,000 $    50,486
  *Eva Airways Corp.....................................  5,084,712   2,947,469
  *Everest Textile Co., Ltd.............................    994,064     256,156
   Evergreen International Storage & Transport Corp.....  2,339,000   1,442,805
  *Evergreen Marine Corp., Ltd..........................  6,671,472   3,433,698
   Everlight Chemical Industrial Corp...................  1,500,945     908,089
  #Everlight Electronics Co., Ltd.......................  1,347,570   1,404,336
  *Everspring Industry Co., Ltd.........................    443,000     162,135
   Excel Cell Electronics Co., Ltd......................     86,000      30,002
  #Excelsior Medical Co., Ltd...........................    364,049     664,505
  #Far Eastern Department Stores Co., Ltd...............  2,893,787   2,720,012
   Far Eastern International Bank.......................  6,069,381   2,232,669
   Far Eastern New Century Corp.........................  7,613,553   7,871,285
   Far EasTone Telecommunications Co., Ltd..............  1,958,000   4,519,753
   Faraday Technology Corp..............................  1,128,822   1,380,918
 #*Farglory F T Z Investment Holding Co., Ltd...........    333,000     212,227
  #Farglory Land Development Co., Ltd...................  1,224,771   2,060,937
   Federal Corp.........................................  1,620,598   1,045,405
  *Feedback Technology Corp.............................     46,000      92,904
   Feng Hsin Iron & Steel Co., Ltd......................  1,303,131   2,059,736
  #Feng Tay Enterprise Co., Ltd.........................    803,503     901,676
  *Firich Enterprises Co., Ltd..........................    550,840     635,263
  *First Copper Technology Co., Ltd.....................    914,000     312,738
  #First Financial Holding Co., Ltd..................... 19,507,713  11,067,466
   First Hotel..........................................    596,563     385,654
   First Insurance Co., Ltd.............................    857,640     432,370
   First Steamship Co., Ltd.............................    634,832     489,604
  #FLEXium Interconnect, Inc............................    437,219   1,777,609
   Flytech Technology Co., Ltd..........................    258,541     535,953
   Forhouse Corp........................................  1,873,304     912,351
   Formosa Advanced Technologies Co., Ltd...............    589,000     312,230
   Formosa Chemicals & Fiber Co., Ltd...................  4,042,134   9,565,505
 #*Formosa Epitaxy, Inc.................................  1,691,797   1,109,672
  #Formosa International Hotels Corp....................     87,528     935,082
  *Formosa Laboratories, Inc............................     28,000      42,964
   Formosa Oilseed Processing Co., Ltd..................    307,891     135,414
  *Formosa Optical Technology Co., Ltd..................     85,000     218,232
  #Formosa Petrochemical Corp...........................  1,264,000   3,674,122
   Formosa Plastics Corp................................  5,652,279  15,386,294
   Formosa Taffeta Co., Ltd.............................  2,827,460   2,490,395
   Formosan Rubber Group, Inc...........................  1,898,000   1,283,061
   Formosan Union Chemical Corp.........................  1,203,401     672,021
  #Fortune Electric Co., Ltd............................    477,304     194,295
  #Founding Construction & Development Co., Ltd.........    666,277     405,402
   Foxconn Technology Co., Ltd..........................  1,223,032   4,241,070
  *Foxlink Image Technology Co., Ltd....................    231,000     170,232
  *Froch Enterprise Co., Ltd............................    648,000     219,030
  #FSP Technology, Inc..................................    721,414     636,587
   Fu I Industrial Co., Ltd.............................      8,989      16,279
   Fubon Financial Holding Co., Ltd..................... 10,463,387  10,720,088
   Fullerton Technology Co., Ltd........................    433,670     344,914
  *Fulltech Fiber Glass Corp............................  1,126,000     494,264
   Fwusow Industry Co., Ltd.............................    792,661     409,502
   G Shank Enterprise Co., Ltd..........................    805,445     453,168
   Gamania Digital Entertainment Co., Ltd...............    335,000     285,163
   Gem Terminal Industries Co., Ltd.....................    313,938     126,730
  #Gemtek Technology Corp...............................  1,455,574   1,433,445
   General Plastic Industrial Co., Ltd..................    192,684     162,115
 #*Genesis Photonics, Inc...............................  1,170,103     797,861
  #Genius Electronic Optical Co., Ltd...................    112,417     752,546
  *Genmont Biotech, Inc.................................     44,000      61,134

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
   GeoVision, Inc.......................................    115,014 $   432,476
  #Getac Technology Corp................................  2,426,281   1,094,808
   Giant Manufacturing Co., Ltd.........................    553,363   2,858,224
  *Giantplus Technology Co., Ltd........................    980,000     279,320
  *Giga Solar Materials Corp............................     39,000     262,918
   Giga Solution Tech Co., Ltd..........................    371,044     190,279
   Gigabyte Technology Co., Ltd.........................  2,380,750   1,962,155
  #Gigastorage Corp.....................................  1,213,728     638,361
 #*Gintech Energy Corp..................................  1,414,784   1,015,512
  #Global Brands Manufacture, Ltd.......................  1,120,973     381,966
   Global Mixed Mode Technology, Inc....................    273,000     878,837
  #Global Unichip Corp..................................    205,000     649,597
  #Globe Union Industrial Corp..........................    898,019     388,689
   Gloria Material Technology Corp......................  1,559,239   1,225,509
 #*Gold Circuit Electronics, Ltd........................  2,028,747     383,687
   Goldsun Development & Construction Co., Ltd..........  5,918,672   2,084,693
   Good Will Instrument Co., Ltd........................    180,277     108,306
  *Gourmet Master Co., Ltd..............................     16,000     113,312
   Grand Pacific Petrochemical Corp.....................  4,008,000   2,062,374
   Grape King, Inc......................................    313,000     722,058
  #Great China Metal Industry Co., Ltd..................    514,000     563,441
   Great Taipei Gas Co., Ltd............................  1,105,000     720,355
   Great Wall Enterprise Co., Ltd.......................  1,565,921   1,338,948
 #*Green Energy Technology, Inc.........................  1,141,640     546,432
  *G-Tech Optoelectronics Corp..........................    467,000   1,131,516
 #*GTM Corp.............................................    538,000     241,863
  #Hannstar Board Corp..................................  1,053,875     493,478
  *HannStar Display Corp................................ 11,331,631     893,819
  *HannsTouch Solution, Inc.............................  2,964,262     825,044
  #Harvatek Corp........................................    764,316     287,403
  #Hey Song Corp........................................  1,338,000   1,563,434
   Highwealth Construction Corp.........................  1,189,603   1,732,738
  #Hiti Digital, Inc....................................    444,337     183,208
  #Hitron Technologies, Inc.............................    744,300     366,404
  #Hiwin Technologies Corp..............................    317,911   2,041,688
  *Ho Tung Holding Corp.................................  2,646,853   1,313,359
  #Hocheng Corp.........................................  1,029,300     309,156
   Hold-Key Electric Wire & Cable Co., Ltd..............    332,545     111,006
  #Holiday Entertainment Co., Ltd.......................    229,400     316,959
   Holtek Semiconductor, Inc............................    600,000     593,103
   Holy Stone Enterprise Co., Ltd.......................  1,219,175     984,277
  #Hon Hai Precision Industry Co., Ltd.................. 15,725,476  47,680,234
   Hong Ho Precision Textile Co., Ltd...................      7,000       4,096
  #Hong Tai Electric Industrial Co., Ltd................    972,000     314,239
   Hong Yi Fiber Industry Co., Ltd......................     93,680      28,836
  *Horizon Securities Co., Ltd..........................     94,000      21,232
  *Hota Industrial Manufacturing Co., Ltd...............    714,000     425,655
   Hotai Motor Co., Ltd.................................    407,000   2,894,680
  #Howarm Construction Co., Ltd.........................    382,312     287,718
   Hsin Kuang Steel Co., Ltd............................  1,076,783     616,880
  *Hsin Yung Chien Co., Ltd.............................    104,000     278,206
   Hsing Ta Cement Co., Ltd.............................    335,000     120,397
  #HTC Corp.............................................  1,249,619   9,017,461
   Hu Lane Associate, Inc...............................     83,620     132,327
  *Hua Eng Wire & Cable Co., Ltd........................  1,857,000     676,452
   Hua Nan Financial Holding Co., Ltd................... 14,279,367   7,495,346
   Huaku Development Co., Ltd...........................    811,400   1,650,614
  #Huang Hsiang Construction Co.........................    353,735     834,837
  *Huga Optotech, Inc...................................     46,000      14,783
  #Hung Ching Development & Construction Co., Ltd.......    482,000     188,740
   Hung Poo Real Estate Development Corp................  1,082,554     996,908

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
TAIWAN -- (Continued)
   Hung Sheng Construction Co., Ltd....................... 2,405,900 $1,300,259
  *Hwa Fong Rubber Co., Ltd...............................   844,000    174,005
   Ibase Technology, Inc..................................   230,982    272,367
 #*Ichia Technologies, Inc................................ 1,495,255    577,581
 #*I-Chiun Precision Industry Co., Ltd....................   836,211    500,169
  *ICP Electronics, Inc...................................   750,100    932,271
  #ILI Technology Corp....................................   187,000    572,625
  *Infortrend Technology, Inc............................. 1,103,866    577,259
 #*Inotera Memories, Inc.................................. 8,868,528  1,202,631
  #Insyde Software Corp...................................    86,000    253,669
 #*Integrated Memory Logic, Ltd...........................   190,732    629,406
  *International Games System Co., Ltd....................   185,000    661,835
   Inventec Corp.......................................... 8,551,276  2,921,777
  #I-Sheng Electric Wire & Cable Co., Ltd.................   448,000    604,988
  *ITE Technology, Inc....................................   742,314    529,072
   ITEQ Corp.............................................. 1,143,611  1,194,744
  *J Touch Corp...........................................   419,000    278,066
  *Janfusun Fancyworld Corp...............................   440,000     68,476
  *Jenn Feng New Energy Co., Ltd..........................   435,000    119,102
   Jentech Precision Industrial Co., Ltd..................   200,156    405,008
  *Jess-Link Products Co., Ltd............................   669,600    526,107
  *Jih Sun Financial Holdings Co., Ltd....................   835,374    217,694
   Johnson Health Tech Co., Ltd...........................   197,028    478,050
   Jui Li Enterprise Co., Ltd.............................   136,610     35,819
  *K Laser Technology, Inc................................   217,459     79,212
   Kang Na Hsiung Enterprise Co., Ltd.....................   423,150    177,348
  *Kao Hsing Chang Iron & Steel Corp......................   545,000    110,295
   Kaori Heat Treatment Co., Ltd..........................   125,400    161,883
  #Kaulin Manufacturing Co., Ltd..........................   573,684    321,758
  *KD Holding Corp........................................     6,000     28,750
  #Kee Tai Properties Co., Ltd............................ 1,433,101    931,301
   Kenda Rubber Industrial Co., Ltd....................... 1,426,829  1,658,556
  *Kenmec Mechanical Engineering Co., Ltd.................   168,000     47,837
  #Kerry TJ Logistics Co., Ltd............................   840,000  1,338,635
   Kian Shen Corp.........................................     1,158      1,830
   King Core Electronics, Inc.............................    78,302     44,583
   King Slide Works Co., Ltd..............................   115,450    647,402
   King Yuan Electronics Co., Ltd......................... 5,054,032  2,746,264
   Kingdom Construction Co., Ltd.......................... 1,730,000  1,110,311
  *King's Town Bank....................................... 3,541,653  2,421,102
   King's Town Construction Co., Ltd......................   778,579    750,355
   Kinik Co...............................................   413,000    561,816
  #Kinko Optical Co., Ltd.................................   647,772    855,725
   Kinpo Electronics, Inc................................. 4,825,892    970,609
  #Kinsus Interconnect Technology Corp....................   625,476  1,716,111
  #KS Terminals, Inc......................................   326,290    237,262
  #Kung Long Batteries Industrial Co., Ltd................   223,000    449,014
  *Kuo Toong International Co., Ltd.......................   110,000     64,055
  #Kuoyang Construction Co., Ltd.......................... 1,678,000    760,301
 #*Kwong Fong Industries Corp............................. 1,296,000    713,327
  *KYE Systems Corp....................................... 1,139,736    327,345
  #L&K Engineering Co., Ltd...............................   561,000    528,770
   Lan Fa Textile Co., Ltd................................   825,412    219,879
  #Largan Precision Co., Ltd..............................   172,234  3,663,115
   Laser Tek Taiwan Co., Ltd..............................    21,500     14,120
  #LCY Chemical Corp...................................... 1,654,497  1,708,587
  *Lead Data Co., Ltd.....................................   315,000     19,170
   Leader Electronics, Inc................................   472,886    261,135
  #Leadtrend Technology Corp..............................   121,926    190,098
   Lealea Enterprise Co., Ltd............................. 2,994,570  1,048,752
  #Ledtech Electronics Corp...............................   412,095    126,934

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
   Lee Chi Enterprises Co., Ltd.........................    800,000 $   295,386
   Lelon Electronics Corp...............................    291,900     108,733
 #*Leofoo Development Co., Ltd..........................  1,114,614     575,399
  #Les Enphants Co., Ltd................................    840,479     581,887
  *Lextar Electronics Corp..............................    626,000     494,123
  *Li Peng Enterprise Co., Ltd..........................  2,202,232     623,101
   Lian HWA Food Corp...................................    170,952     201,612
  *Lien Chang Electronic Enterprise Co., Ltd............     76,761      16,070
   Lien Hwa Industrial Corp.............................  2,181,809   1,367,022
   Lingsen Precision Industries, Ltd....................  1,564,490     754,045
  #LITE-ON IT Corp......................................  1,960,513   1,642,727
   Lite-On Semiconductor Corp...........................  1,248,000     533,266
   Lite-On Technology Corp..............................  7,696,794   9,792,003
 #*Long Bon International Co., Ltd......................  1,307,875     854,581
 #*Long Chen Paper Co., Ltd.............................  1,611,838     412,991
  *Longwell Co..........................................    444,000     449,289
   Lotes Co., Ltd.......................................    265,920     798,914
  *Lucky Cement Corp....................................    634,000     134,062
   Lumax International Corp., Ltd.......................    319,140     605,742
   Lung Yen Life Service Corp...........................    109,000     336,413
  #Macroblock, Inc......................................    100,000     371,437
  #Macronix International Co., Ltd...................... 16,197,994   4,208,182
  *MacroWell OMG Digital Entertainment Co., Ltd.........     41,000     129,344
   Mag Layers Scientific-Technics Co., Ltd..............     28,600      38,394
  *Makalot Industrial Co., Ltd..........................    340,430   1,027,528
  #Marketech International Corp.........................    510,000     249,364
   Masterlink Securities Corp...........................  4,471,000   1,304,942
   Maxtek Technology Co., Ltd...........................    125,000      76,118
 #*Mayer Steel Pipe Corp................................    781,905     294,341
  #Maywufa Co., Ltd.....................................    178,462      94,076
  #Media Tek, Inc.......................................  1,122,823  12,455,336
  *Medigen Biotechnology Corp...........................    205,000     829,860
   Mega Financial Holding Co., Ltd...................... 15,550,129  11,295,508
  *Meiloon Co., Ltd.....................................    429,045     151,173
   Mercuries & Associates, Ltd..........................    852,042     728,079
   Mercuries Data Systems, Ltd..........................    341,000      95,561
   Merida Industry Co., Ltd.............................    450,512   1,725,590
  #Merry Electronics Co., Ltd...........................    898,266   1,059,401
  #Microbio Co., Ltd....................................    853,380     837,777
 #*Microelectronics Technology, Inc.....................  1,568,503     594,756
  *Microlife Corp.......................................     59,000      97,147
   Micro-Star International Co., Ltd....................  3,239,465   1,462,675
  #Min Aik Technology Co., Ltd..........................    360,562     971,100
  #Mirle Automation Corp................................    550,923     349,645
   Mitac International Corp.............................  5,102,135   1,686,558
  #Mobiletron Electronics Co., Ltd......................    158,000      83,564
  *Mosel Vitelic, Inc...................................  2,568,601     160,908
 #*Motech Industries, Inc...............................    990,000     762,542
   MPI Corp.............................................    251,000     369,522
  #Nak Sealing Technologies Corp........................    185,549     299,318
   Namchow Chemical Industrial Co., Ltd.................    608,000     580,756
  *Nan Ren Lake Leisure Amusement Co., Ltd..............      5,000       1,712
   Nan Ya Plastic Corp..................................  6,694,103  11,789,991
  #Nan Ya Printed Circuit Board Corp....................    747,211     856,796
  #Nankang Rubber Tire Co., Ltd.........................  1,330,199   1,536,489
  #Nantex Industry Co., Ltd.............................    908,889     580,223
  *Nanya Technology Corp................................  3,553,570     170,013
  #National Petroleum Co., Ltd..........................    580,000     581,490
 #*Neo Solar Power Corp.................................  2,147,000   1,034,351
  *Netronix, Inc........................................    232,000     406,328
   New Asia Construction & Development Co., Ltd.........    365,904     101,184

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                          ---------- ----------
TAIWAN -- (Continued)
  *New Era Electronics Co., Ltd..........................    145,000 $  123,835
   Newmax Technology Co., Ltd............................    253,000    356,011
  *Nexcom International Co., Ltd.........................     19,000     16,228
  #Nichidenbo Corp.......................................    341,109    235,003
   Nien Hsing Textile Co., Ltd...........................  1,122,110    768,060
  *Nishoku Technology, Inc...............................     42,000     76,819
  #Novatek Microelectronics Corp.........................    924,000  3,475,098
  *Nuvoton Technology Corp...............................    206,000    199,149
 #*Ocean Plastics Co., Ltd...............................    674,000    541,971
  *Optimax Technology Corp...............................    204,366     18,515
   OptoTech Corp.........................................  2,483,713    920,878
  *Orient Semiconductor Electronics, Ltd.................  2,334,000    319,163
  #Oriental Union Chemical Corp..........................  1,865,819  1,978,085
  #Orise Technology Co., Ltd.............................    294,000    325,944
  #Pacific Construction Co., Ltd.........................    185,276     49,480
 #*Pan Jit International, Inc............................  1,439,860    477,348
  *Pan-International Industrial Corp.....................  1,359,335  1,121,554
  #Paragon Technologies Co., Ltd.........................    307,630    354,573
  #PChome Online, Inc....................................    135,197    611,210
 #*Pegatron Corp.........................................  5,242,293  6,609,301
   Phihong Technology Co., Ltd...........................  1,146,048    750,075
   Phison Electronics Corp...............................    209,000  1,603,424
  *Phoenix Tours International, Inc......................    126,000    270,115
 #*Phytohealth Corp......................................    417,875    650,202
 #*Pihsiang Machinery Manufacturing Co., Ltd.............    520,000    614,701
 #*Pixart Imaging, Inc...................................    387,000    800,371
   Plotech Co., Ltd......................................    216,000     83,473
  #Polytronics Technology Corp...........................    212,408    370,471
  *Portwell, Inc.........................................    332,000    317,853
  *Posiflex, Inc.........................................     23,000     44,165
   Pou Chen Corp.........................................  6,647,005  6,719,681
  *Power Quotient International Co., Ltd.................    884,000    368,508
  #Powercom Co., Ltd.....................................    844,730    188,497
  *Powertech Industrial Co., Ltd.........................    336,000    216,123
  #Powertech Technology, Inc.............................  2,237,580  3,471,186
  *Poya Co., Ltd.........................................     91,000    213,596
  #Precision Silicon Corp................................     99,904     35,343
  #President Chain Store Corp............................    769,728  3,804,118
  *President Securities Corp.............................  3,519,213  1,895,642
   Prime Electronics and Satellitics, Inc................    489,630    428,674
  #Prince Housing & Development Corp.....................  3,055,046  2,052,443
  *Prodisc Technology, Inc...............................    603,000      3,509
  #Promate Electronic Co., Ltd...........................    817,000    652,749
 #*Promise Technology, Inc...............................    548,538    206,238
  *Protop Technology Co., Ltd............................    148,000      1,064
 #*Qisda Corp............................................  7,549,525  1,625,821
  #Quanta Computer, Inc..................................  2,709,436  6,183,690
  *Quanta Storage, Inc...................................    211,000    125,393
   Quintain Steel Co., Ltd...............................  1,454,059    310,683
  #Radiant Opto-Electronics Corp.........................    916,692  3,807,383
  #Radium Life Tech Corp.................................  2,694,192  1,675,100
   Ralec Electronic Corp.................................     97,914     90,935
  #Realtek Semiconductor Corp............................  1,710,823  3,216,359
  #Rechi Precision Co., Ltd..............................    850,151    606,184
  *Rexon Industrial Corp., Ltd...........................    135,000     25,119
  *Rich Development Co., Ltd.............................  2,068,920  1,001,761
  #Richtek Technology Corp...............................    344,175  1,870,907
 #*Ritek Corp............................................ 11,663,268  1,192,131
   Roundtop Machinery Industries Co., Ltd................     50,000     32,323
  #Ruentex Development Co., Ltd..........................  1,421,065  2,380,010
  *Ruentex Engineering & Construction Co.................      3,000      3,692

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                          ---------- ----------
TAIWAN -- (Continued)
   Ruentex Industries, Ltd...............................  1,072,676 $2,416,556
  *Run Long Construction Co., Ltd........................    210,000    249,202
  #Sampo Corp............................................  2,386,119    737,551
   San Fang Chemical Industry Co., Ltd...................    502,766    396,442
  *San Shing Fastech Corp................................    148,000    215,381
  *Sanyang Industrial Co., Ltd...........................  3,023,802  1,922,630
   Sanyo Electric Taiwan Co., Ltd........................    423,000    427,658
   SCI Pharmtech, Inc....................................     58,190    123,769
  *ScinoPharm Taiwan, Ltd................................    242,000    471,267
  #SDI Corp..............................................    488,000    321,129
   Senao International Co., Ltd..........................    231,547    753,152
 #*Sercomm Corp..........................................    618,000    830,137
  #Sesoda Corp...........................................    496,250    524,582
   Shan-Loong Transportation Co., Ltd....................    111,247     81,284
   Sheng Yu Steel Co., Ltd...............................    454,000    278,084
  #ShenMao Technology, Inc...............................    380,659    410,507
   Shih Wei Navigation Co., Ltd..........................    681,399    561,953
  #Shihlin Electric & Engineering Corp...................  1,137,787  1,350,902
  *Shihlin Paper Corp....................................    292,000    446,346
   Shin Hai Gas Corp.....................................      6,948      8,969
 #*Shin Kong Financial Holding Co., Ltd.................. 22,293,358  5,767,092
   Shin Shin Natural Gas Co., Ltd........................      9,480      9,730
  #Shin Zu Shing Co., Ltd................................    394,245  1,361,440
  *Shining Building Business Co., Ltd....................    740,472    513,388
   Shinkong Insurance Co., Ltd...........................  1,000,784    638,709
   Shinkong Synthetic Fibers Co., Ltd....................  6,481,844  1,987,442
   Shiny Chemical Industrial Co., Ltd....................    175,000    232,332
 #*Shuttle, Inc..........................................    959,000    326,283
  #Sigurd Microelectronics Corp..........................  1,783,877  1,479,502
  *Silicon Integrated Systems Corp.......................  2,603,233    952,462
   Siliconware Precision Industries Co...................  3,946,492  3,834,926
   Siliconware Precision Industries Co. Sponsored ADR....    362,094  1,738,051
  #Silitech Technology Corp..............................    473,210    703,608
  #Simplo Technology Co., Ltd............................    415,800  2,050,767
  #Sinbon Electronics Co., Ltd...........................    741,000    649,895
   Sincere Navigation Corp...............................  1,354,370  1,135,053
  *Singatron Enterprise Co., Ltd.........................     13,000     10,221
   Sinkang Industries, Ltd...............................    177,866     60,051
  #Sinkong Textile Co., Ltd..............................    664,169    797,349
   Sinmag Equipment Corp.................................    107,100    441,908
 #*Sino-American Silicon Products, Inc...................  1,487,000  1,434,694
   Sinon Corp............................................  1,462,740    640,593
   SinoPac Financial Holdings Co., Ltd................... 21,221,177  8,199,566
  #Sinphar Pharmaceutical Co., Ltd.......................    509,043    494,522
   Sinyi Realty Co., Ltd.................................    417,422    558,376
  *Sirtec International Co., Ltd.........................     52,000     57,772
  #Sitronix Technology Corp..............................    453,774    568,383
  *Siward Crystal Technology Co., Ltd....................    535,705    148,913
   Skymedi Corp..........................................    212,000    196,809
  *Soft-World International Corp.........................    451,000    687,034
   Solar Applied Materials Technology Co.................  1,006,084  1,121,158
  *Solomon Technology Corp...............................    261,612     98,894
  *Solytech Enterprise Corp..............................    739,676    214,889
   Sonix Technology Co., Ltd.............................    572,000    707,325
   Southeast Cement Co., Ltd.............................    915,000    398,960
   Spirox Corp...........................................    225,145     85,869
   Sporton International, Inc............................     90,080    204,361
  *St. Shine Optical Co., Ltd............................    108,000  1,410,614
   Standard Chemical & Pharmaceutical Co., Ltd...........    383,040    316,980
   Standard Foods Taiwan, Ltd............................    482,661  1,235,676
  #Star Comgistic Capital Co., Ltd.......................    677,014    242,737

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
   Stark Technology, Inc................................    538,400 $   442,797
   Sunonwealth Electric Machine Industry Co., Ltd.......    562,001     336,471
  *Sunplus Technology Co., Ltd..........................  2,039,153     568,427
   Sunrex Technology Corp...............................    822,351     344,730
  #Sunspring Metal Corp.................................    184,000     169,036
   Super Dragon Technology Co., Ltd.....................    262,330     208,219
  #Supreme Electronics Co., Ltd.........................    847,000     308,539
   Sweeten Construction Co., Ltd........................    550,579     300,794
   Syncmold Enterprise Corp.............................    365,000     628,836
  *Synmosa Biopharma Corp...............................     95,000      95,935
   Synnex Technology International Corp.................  2,078,745   4,394,059
   Sysware Systex Corp..................................     87,293      92,143
   Ta Chen Stainless Pipe Co., Ltd......................  2,527,641   1,223,834
  *Ta Chong Bank, Ltd...................................  6,380,526   2,001,168
   Ta Ya Electric Wire & Cable Co., Ltd.................  2,318,520     533,791
   Ta Yih Industrial Co., Ltd...........................     87,000     142,696
   Tah Hsin Industrial Corp.............................    485,000     456,134
  *TAI Roun Products Co., Ltd...........................    263,000      93,587
  #TA-I Technology Co., Ltd.............................    690,766     392,170
   Taichung Commercial Bank.............................  7,734,431   2,446,686
  *TaiDoc Technology Corp...............................    148,000     215,807
  *Taiflex Scientific Co., Ltd..........................    665,000     694,301
  *Taimide Tech, Inc....................................     62,000      64,517
   Tainan Enterprises Co., Ltd..........................    543,289     527,779
   Tainan Spinning Co., Ltd.............................  4,523,018   1,994,819
   Taishin Financial Holdings Co., Ltd.................. 23,210,044   8,291,195
  #Taisun Enterprise Co., Ltd...........................  1,247,578     665,415
   Taita Chemical Co., Ltd..............................    831,609     246,042
  #Taiwan Acceptance Corp...............................    243,000     521,561
  *Taiwan Business Bank................................. 10,995,773   3,056,163
   Taiwan Cement Corp...................................  8,240,350  10,551,404
   Taiwan Cogeneration Corp.............................  1,272,657     816,195
   Taiwan Cooperative Financial Holding, Ltd............ 13,074,827   6,796,904
   Taiwan FamilyMart Co., Ltd...........................     39,000     185,596
  #Taiwan Fertilizer Co., Ltd...........................  2,312,000   5,502,341
   Taiwan Fire & Marine Insurance Co., Ltd..............    900,880     631,794
  *Taiwan Flourescent Lamp Co., Ltd.....................    119,000      12,139
   Taiwan Fu Hsing Industrial Co., Ltd..................    574,000     453,804
  #Taiwan Glass Industry Corp...........................  2,965,895   2,834,089
   Taiwan Hon Chuan Enterprise Co., Ltd.................    757,359   1,611,187
  *Taiwan Hopax Chemicals Manufacturing Co., Ltd........    222,000      88,150
  *Taiwan Kolin Co., Ltd................................    508,000          --
  *Taiwan Land Development Corp.........................  2,774,063   1,080,116
  *Taiwan Life Insurance Co., Ltd.......................  1,453,210     861,584
   Taiwan Line Tek Electronic Co., Ltd..................    261,871     264,638
   Taiwan Mask Corp.....................................    899,050     284,527
   Taiwan Mobile Co., Ltd...............................  1,853,900   6,467,525
   Taiwan Navigation Co., Ltd...........................    577,720     452,870
   Taiwan Paiho Co., Ltd................................  1,199,152     654,123
  *Taiwan PCB Techvest Co., Ltd.........................    712,000     983,864
  #Taiwan Prosperity Chemical Corp......................    470,000     536,846
   Taiwan Pulp & Paper Corp.............................  1,658,260     486,051
  #Taiwan Sakura Corp...................................  1,060,304     565,650
   Taiwan Secom Co., Ltd................................    608,932   1,295,832
  *Taiwan Semiconductor Co., Ltd........................    213,000      91,030
  #Taiwan Semiconductor Manufacturing Co., Ltd.......... 27,191,652  82,854,588
   Taiwan Sogo Shinkong Security Co., Ltd...............  1,077,407   1,218,982
  *Taiwan Styrene Monomer Corp..........................  2,505,602     634,941
  *Taiwan Surface Mounting Technology Co., Ltd..........    854,250   1,267,041
   Taiwan Tea Corp......................................  2,580,896   1,247,986
  *Taiwan Union Technology Corp.........................    566,000     273,191

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
   Taiyen Biotech Co., Ltd..............................    759,000 $   506,381
  *Tang Eng Iron Works Co., Ltd.........................      7,000       6,443
 #*Tatung Co., Ltd......................................  9,552,748   2,190,892
  *Te Chang Construction Co., Ltd.......................      3,000       3,132
  *Teapo Electronic Corp................................    191,001      25,335
  #Teco Electric & Machinery Co., Ltd...................  6,809,000   4,623,095
  *Tecom, Ltd...........................................    408,000      26,783
  *Tekcore Co., Ltd.....................................     67,000      26,191
   Ten Ren Tea Co., Ltd.................................    132,170     202,687
  #Test Research, Inc...................................    470,595     768,966
   Test-Rite International Co., Ltd.....................  1,212,166     897,664
  #Thinking Electronic Industrial Co., Ltd..............    373,058     355,197
  #Thye Ming Industrial Co., Ltd........................    667,651     633,890
   TNC Industrial Corp., Ltd............................    178,000     124,528
   Ton Yi Industrial Corp...............................  3,088,300   1,737,595
   Tong Hsing Electronic Industries, Ltd................    424,534   1,471,913
  #Tong Yang Industry Co., Ltd..........................  1,635,138   1,317,774
  #Tong-Tai Machine & Tool Co., Ltd.....................    799,834     596,378
   Topco Scientific Co., Ltd............................    558,005     824,517
  *Topco Technologies Corp..............................     61,000     122,787
  #Topoint Technology Co., Ltd..........................    615,652     346,400
  *Toung Loong Textile Manufacturing....................    104,000      81,265
   Transcend Information, Inc...........................    526,870   1,324,292
  #Tripod Technology Corp...............................  1,346,660   2,600,177
   Tsann Kuen Enterprise Co., Ltd.......................    293,441     606,451
  *TSC Auto ID Technology Co., Ltd......................      2,000       5,835
  #TSRC Corp............................................    933,146   1,903,624
  #TTET Union Corp......................................    172,000     292,899
  *TTY Biopharm Co., Ltd................................    402,200   1,255,363
  #Tung Ho Steel Enterprise Corp........................  3,033,645   2,874,660
   Tung Ho Textile Co., Ltd.............................    561,000     154,383
   Tung Thih Electronic Co., Ltd........................    145,000     334,027
   TXC Corp.............................................    947,762   1,646,066
   TYC Brother Industrial Co., Ltd......................    818,333     290,687
 #*Tycoons Group Enterprise Co., Ltd....................  2,258,121     341,342
 #*Tyntek Corp..........................................  1,502,419     325,178
  *Tze Shin International Co., Ltd......................    319,772     152,709
  *Ubright Optronics Corp...............................     65,000     306,613
   U-Ming Marine Transport Corp.........................  1,349,200   2,044,292
   Unimicron Technology Corp............................  4,641,563   4,742,502
 #*Union Bank of Taiwan.................................  3,192,945   1,092,368
  *Union Insurance Co., Ltd.............................    309,397     148,278
   Uni-President Enterprises Corp.......................  4,691,187   8,281,873
   Unitech Electronics Co., Ltd.........................    261,365     124,791
  #Unitech Printed Circuit Board Corp...................  2,580,921     756,024
  #United Integration Service Co., Ltd..................    842,800     739,147
  #United Microelectronics Corp......................... 38,063,441  14,113,715
 #*Unity Opto Technology Co., Ltd.......................    984,276     798,922
  #Universal Cement Corp................................  1,489,773     710,901
  *Universal Microelectronics Co., Ltd..................    143,105      31,515
   Universal, Inc.......................................     92,134      51,715
   Unizyx Holding Corp..................................  1,709,496     695,562
   UPC Technology Corp..................................  3,259,262   1,677,933
   Userjoy Technology Co., Ltd..........................     37,000      60,390
   USI Corp.............................................  2,545,557   1,915,102
  *U-Tech Media Corp....................................    250,000      44,386
  *Vanguard International Semiconductor Corp............  1,491,000     965,864
   Ve Wong Corp.........................................    474,524     313,401
  *Veutron Corp.........................................     23,143       2,389
  *Via Technologies, Inc................................  1,294,548     592,720
   Viking Tech Corp.....................................     49,000      37,248

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        Shares      Value++
                                                      ---------- --------------
TAIWAN -- (Continued)
   Visual Photonics Epitacy Co., Ltd.................    677,966 $      710,189
  *Vivotek, Inc......................................    137,000        428,450
  *Wafer Works Corp..................................    151,000         59,690
  *Waffer Technology Co., Ltd........................     84,500         28,723
  *Wah Hong Industrial Corp..........................    174,000        240,301
   Wah Lee Industrial Corp...........................    733,000        937,606
  *Walsin Lihwa Corp................................. 13,319,307      3,641,492
  *Walsin Technology Corp., Ltd......................  2,374,551        526,784
 #*Walton Advanced Engineering, Inc..................  1,247,662        325,794
  *Walton Chaintech Corp.............................    133,409        208,611
  *Wan Hai Lines Co., Ltd............................  3,426,026      1,674,808
   WAN HWA Enterprise Co., Ltd.......................    434,207        212,416
   Waterland Financial Holdings Co., Ltd.............  5,797,665      1,753,430
  *Ways Technical Corp., Ltd.........................    206,000        375,745
  *WEI Chih Steel Industrial Co., Ltd................    383,000         58,284
   Wei Chuan Foods Corp..............................  1,169,000      1,243,447
  *Wei Mon Industry Co., Ltd.........................  1,042,000        495,735
  #Weikeng Industrial Co., Ltd.......................    846,450        589,261
   Well Shin Technology Co., Ltd.....................    253,443        347,676
  *Wellypower Optronics Corp.........................    480,000        186,246
  *Weltrend Semiconductor, Inc.......................    985,275        346,874
 #*Win Semiconductors Corp...........................  1,125,000      1,148,606
 #*Winbond Electronics Corp.......................... 12,983,000      1,747,690
 #*Wintek Corp.......................................  7,832,754      3,090,408
   Wisdom Marine Lines Co., Ltd......................    308,800        403,423
  #Wistron Corp......................................  6,329,663      6,072,054
  #Wistron NeWeb Corp................................    739,121      1,098,808
   WPG Holdings, Ltd.................................  4,091,041      4,934,430
  #WT Microelectronics Co., Ltd......................  1,206,838      1,458,646
  *WUS Printed Circuit Co., Ltd......................  1,502,000        608,527
  *XAC Automation Corp...............................    149,000        128,808
  *Xxentria Technology Materials Corp................    415,000        618,576
 #*Yageo Corp........................................  9,151,000      2,646,970
  *Yang Ming Marine Transport Corp...................  5,599,157      2,183,270
   YC INOX Co., Ltd..................................  1,270,691        669,304
  *YeaShin International Development Co., Ltd........    352,000        261,367
  #Yem Chio Co., Ltd.................................  1,130,813        802,727
   YFY, Inc..........................................  5,659,997      2,303,993
  *Yi Jinn Industrial Co., Ltd.......................    811,020        192,715
   Yieh Phui Enterprise Co., Ltd.....................  4,376,789      1,219,012
   Young Fast Optoelectronics Co., Ltd...............    570,137        976,532
  #Young Optics, Inc.................................    204,214        450,802
 #*Youngtek Electronics Corp.........................    406,883        835,790
   Yuanta Financial Holding Co., Ltd................. 24,853,563     11,215,590
  #Yulon Motor Co., Ltd..............................  2,471,715      4,305,063
  #Yung Chi Paint & Varnish Manufacturing Co., Ltd...    288,350        544,643
   Yung Tay Engineering Co., Ltd.....................    999,000      1,989,670
   YungShin Global Holding Corp......................    587,000        796,308
   Zeng Hsing Industrial Co., Ltd....................     69,000        231,976
  #Zenitron Corp.....................................    764,000        462,512
  #Zig Sheng Industrial Co., Ltd.....................  2,073,117        632,109
  #Zinwell Corp......................................  1,211,979        977,825
  #Zippy Technology Corp.............................    407,028        283,924
                                                                 --------------
TOTAL TAIWAN.........................................             1,061,517,160
                                                                 --------------
THAILAND -- (2.8%)
   A.J. Plast PCL (Foreign)..........................    793,300        390,826
   Aapico Hitech PCL (Foreign).......................    353,300        255,898
   Advance Info Service PCL (Foreign)................  1,082,809      6,977,317
   Airports of Thailand PCL (Foreign)................  1,216,600      3,254,852
   Amata Corp. PCL (Foreign).........................  1,364,200        685,438

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
THAILAND -- (Continued)
   Asia Plus Securities PCL (Foreign)...................  2,082,500 $   154,914
   Asia Plus Securities PCL (Foreign) NVDR..............  1,260,100      93,737
   Asian Property Development PCL (Foreign).............  4,498,360   1,276,859
   Bangchak Petroleum PCL (Foreign).....................  2,687,300   2,301,521
   Bangkok Aviation Fuel Services PCL (Foreign).........    918,654     497,542
   Bangkok Bank PCL (Foreign)...........................  1,321,500   7,803,964
   Bangkok Bank PCL (Foreign) NVDR......................    277,100   1,600,219
   Bangkok Chain Hospital PCL (Foreign).................  2,554,840     779,372
   Bangkok Dusit Medical Services PCL (Foreign).........  1,283,900   4,461,186
   Bangkok Expressway PCL (Foreign).....................  1,595,700   1,444,720
   Bangkok Insurance PCL (Foreign)......................      8,600      74,917
   Bangkok Life Assurance PCL (Foreign) NVDR............  1,272,400   1,753,961
  *Bangkok Metro PCL (Foreign)..........................  3,176,000      69,426
   Bangkokland PCL (Foreign)............................ 37,335,300   1,607,915
   Bank of Ayudhya PCL (Foreign)........................  1,302,900   1,275,269
   Bank of Ayudhya PCL (Foreign) NVDR...................  6,233,400   6,017,434
   Banpu PCL (Foreign)..................................    294,674   3,845,664
   BEC World PCL (Foreign)..............................  1,235,400   2,378,095
   Big C Supercenter PCL (Foreign)......................    304,900   1,890,081
   Big C Supercenter PCL (Foreign) NVDR.................    183,500   1,122,553
   Bumrungrad Hospital PCL (Foreign)....................    626,400   1,548,117
   C.S. Loxinfo PCL (Foreign)...........................    153,300      46,015
   Cal-Comp Electronics (Thailand) PCL (Foreign)........  5,272,300     457,563
   Central Pattana PCL (Foreign)........................  1,706,200   3,952,372
   Central Plaza Hotel PCL (Foreign)....................  2,406,000   1,530,734
   CH Karnchang PCL (Foreign)...........................  3,820,100   1,078,103
   Charoen Pokphand Foods PCL (Foreign).................  6,267,900   7,208,596
   Charoong Thai Wire & Cable PCL (Foreign).............    343,000     109,111
   CP ALL PCL (Foreign).................................  3,396,400   4,404,793
   Delta Electronics Thailand PCL (Foreign).............  1,549,000   1,478,246
   Dhipaya Insurance PCL (Foreign)......................     54,900      45,228
   Diamond Building Products PCL (Foreign)..............  1,081,200     276,914
  *DSG International Thailand PCL (Foreign).............    142,800      41,233
   Dynasty Ceramic PCL (Foreign)........................    343,200     531,876
   Eastern Water Resources Development & Management PCL
     (Foreign)..........................................  2,098,900     869,691
   Electricity Generating PCL (Foreign).................    464,400   1,984,874
   Electricity Generating PCL (Foreign) NVDR............    161,000     688,124
   Erawan Group PCL (Foreign)...........................  2,771,500     309,251
   Esso (Thailand) PCL (Foreign)........................  5,588,000   1,969,018
  *G J Steel PCL (Foreign).............................. 38,223,900     174,595
  *G Steel PCL (Foreign)................................ 22,734,200     259,607
  *GFPT PCL(Foreign)....................................  2,043,922     486,807
   Glow Energy PCL (Foreign)............................  1,239,700   2,891,959
  *GMM Grammy PCL (Foreign).............................    677,400     426,552
  *Golden Land Property PCL (Foreign) NVDR..............     94,200      24,280
   Hana Microelectronics PCL (Foreign)..................  1,267,857     910,044
   Hermraj Land & Development PCL (Foreign)............. 10,602,000   1,086,143
   Home Product Center PCL (Foreign)....................  4,537,764   1,687,782
   ICC International PCL (Foreign)......................     51,000      69,054
   IRPC PCL (Foreign)................................... 27,951,290   3,921,388
  *Italian-Thai Development PCL (Foreign) NVDR..........  7,540,400     993,906
  *ITV PCL (Foreign)....................................    183,700       6,293
   Jasmine International PCL (Foreign)..................  9,740,800   1,538,188
   Kang Yong Electric PCL (Foreign).....................        500       5,302
   Kasikornbank PCL (Foreign)...........................  1,478,800   8,684,633
   Kasikornbank PCL (Foreign) NVDR......................    814,800   4,758,538
   KGI Securities (Thailand) PCL (Foreign)..............  3,347,300     240,263
   Khon Kaen Sugar Industry PCL (Foreign)...............  2,519,300   1,109,643
   Kiatnakin Bank PCL (Foreign).........................  1,418,607   2,059,641
   Krung Thai Bank PCL (Foreign)........................ 18,616,175  10,993,565
  *Krungthai Card PCL (Foreign).........................    115,200     102,421

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
THAILAND -- (Continued)
   L.P.N. Development PCL (Foreign) NVDR................     59,500 $    35,137
   Lam Soon Thailand PCL (Foreign)......................    354,600      46,277
   Land & Houses PCL (Foreign)..........................  3,326,700     933,430
   Land & Houses PCL (Foreign) NVDR.....................  7,698,000   2,159,961
   Lanna Resources PCL (Foreign)........................    549,000     438,842
   Loxley PCL (Foreign).................................  3,634,700     550,245
   LPN Development PCL (Foreign)........................  1,590,700     939,369
   Major Cineplex Group PCL (Foreign)...................  1,700,400   1,092,916
   MBK PCL (Foreign)....................................    187,300     675,258
   MCOT PCL (Foreign)...................................  1,015,000   1,109,380
   MCS Steel PCL (Foreign)..............................    735,500     145,180
  *Minor International PCL (Foreign)....................  3,827,261   2,285,118
   Modernform Group PCL (Foreign).......................     14,500       3,241
   Muramoto Electronic (Thailand) PCL (Foreign).........      7,400      43,700
   Padaeng Industry PCL (Foreign) NVDR..................    192,800      81,775
   Polyplex PCL (Foreign)...............................  1,275,400     574,242
   Precious Shipping PCL (Foreign)......................  1,632,800     713,851
   President Bakery PCL (Foreign).......................      1,800       3,524
   Preuksa Real Estate PCL (Foreign)....................  3,286,800   2,101,836
   Property Perfect PCL (Foreign).......................  9,684,500     350,727
   PTT Exploration & Production PCL (Foreign)...........  2,123,102  11,498,693
   PTT Global Chemical PCL (Foreign)....................  4,797,311   9,547,666
   PTT PCL (Foreign)....................................  1,871,780  19,420,099
   Quality Houses PCL (Foreign)......................... 14,954,875   1,044,158
  *Raimon Land PCL (Foreign)............................  3,892,500     253,997
   Ratchaburi Electricity Generating Holding PCL
     (Foreign)..........................................  1,240,500   2,185,546
  *Regional Container Lines PCL (Foreign)...............  1,279,300     292,173
  *Robinson Department Store PCL (Foreign)..............    921,300   1,826,068
  *Rojana Industrial Park PCL (Foreign).................  1,851,000     582,778
   Saha-Union PCL (Foreign).............................    487,100     603,909
  *Sahaviriya Steel Industries PCL (Foreign)............ 31,609,380     680,659
   Samart Corp. PCL (Foreign)...........................  1,525,500     557,442
   Samart I-Mobile PCL (Foreign)........................  2,235,000     158,966
   Samart Telcoms PCL (Foreign).........................  1,115,000     698,467
   Sansiri PCL (Foreign)................................ 11,840,064   1,189,801
   SC Asset Corp. PCL (Foreign).........................  1,083,700     678,859
   Siam Cement PCL (Foreign) (The)......................    129,300   1,754,936
   Siam Cement PCL (Foreign) NVDR (The).................    388,500   4,740,587
   Siam City Cement PCL (Foreign).......................    179,900   2,500,405
   Siam City Cement PCL (Foreign) NVDR..................     19,700     273,808
   Siam Commercial Bank PCL (Foreign)...................  2,252,869  11,833,994
   Siam Future Development PCL (Foreign)................  2,571,675     637,675
   Siam Makro PCL (Foreign).............................    154,700   2,321,762
   Siamgas & Petrochemicals PCL (Foreign)...............  1,480,500     700,400
   Sino-Thai Engineering & Construction PCL (Foreign)...  1,665,900   1,163,141
   SNC Former PCL (Foreign).............................    362,800     273,432
   Somboon Advance Technology PCL (Foreign).............    917,500     845,657
  *SPCG PCL (Foreign)...................................     30,000      14,976
   Sri Ayudhya Capital PCL (Foreign)....................    193,100     146,164
   Sri Trang Agro Industry PCL (Foreign)................  2,093,800   1,079,349
  *Srithai Superware PCL (Foreign)......................    679,600     643,015
   STP & I PCL (Foreign)................................    494,128     918,933
   Supalai PCL (Foreign)................................  2,202,600   1,379,769
  *SVI PCL (Foreign)....................................  3,494,600     444,664
  *Tata Steel (Thailand) PCL (Foreign)..................  6,231,200     162,641
  *Thai Airways International PCL (Foreign).............  3,519,237   2,652,345
   Thai Carbon Black PCL (Foreign)......................    134,700     121,955
  *Thai Central Chemical PCL (Foreign)..................    116,800      79,645
   Thai Oil PCL (Foreign)...............................  2,648,500   5,767,940
   Thai Rayon PCL (Foreign).............................      9,300      15,475
  *Thai Reinsurance PCL (Foreign).......................  1,452,466     187,660

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
THAILAND -- (Continued)
  *Thai Reinsurance PCL (Foreign) NVDR.................  2,223,733 $    287,308
  *Thai Rung Union Car PCL (Foreign)...................     82,500       29,339
   Thai Stanley Electric PCL (Foreign).................    113,700      808,698
   Thai Stanley Electric PCL (Foreign) NVDR............      5,600       39,830
   Thai Tap Water Supply PCL (Foreign).................  4,949,900    1,275,831
   Thai Union Frozen Products PCL (Foreign)............  1,277,590    3,001,190
   Thai Vegetable Oil PCL (Foreign)....................  1,653,225    1,326,895
  *Thaicom PCL (Foreign)...............................  2,678,700    1,922,721
   Thai-German Ceramic Industry PCL (Foreign)..........  1,198,500      173,616
   Thanachart Capital PCL (Foreign)....................  2,673,600    3,227,511
   Thoresen Thai Agencies PCL (Foreign)................  1,184,620      618,399
   Ticon Industrial Connection PCL (Foreign)...........  1,438,087      614,647
  *Tipco Asphalt PCL (Foreign).........................    333,400      500,372
   Tisco Financial Group PCL (Foreign).................  1,117,600    1,631,732
   Tisco Financial Group PCL (Foreign) NVDR............    258,900      378,002
   TMB Bank PCL (Foreign).............................. 58,460,013    3,509,508
   Total Access Communication PCL (Foreign)............    200,000      567,700
   Total Access Communication PCL (Foreign) NVDR.......  1,788,800    5,062,917
   TPI Polene PCL (Foreign)............................  3,547,261    1,631,856
  *True Corp. PCL (Foreign)............................ 18,601,515    3,095,195
   Univanich Palm Oil PCL (Foreign)....................     28,900       89,576
   Vanachai Group PCL (Foreign)........................  1,799,300      285,305
   Vibhavadi Medical Center PCL (Foreign)..............    812,700      186,934
   Vinythai PCL (Foreign)..............................  1,801,400    1,081,428
   Workpoint Entertainment PCL (Foreign)...............    450,600      444,719
                                                                   ------------
TOTAL THAILAND.........................................             260,928,990
                                                                   ------------
TURKEY -- (2.1%)
   Adana Cimento Sanayii T.A.S. Series A...............    255,459      503,230
  *Adel Kalemcilik Ticaret Ve Sanayi A.S...............      1,148       26,268
  *Afyon Cimento Sanayi T.A.S..........................      2,677      106,827
   Akbank T.A.S........................................  3,261,007   15,734,298
   Akcansa Cimento A.S.................................    173,261      853,289
  *Akenerji Elektrik Uretim A.S........................    491,279      572,958
  *Akfen Holding A.S...................................    186,992      947,465
   Aksa Akrilik Kimya Sanayii A.S......................    530,882    1,394,585
   Aksigorta A.S.......................................    546,837      616,702
   Alarko Holding A.S..................................    390,300      906,074
  *Albaraka Turk Katilim Bankasi A.S...................  1,203,712      953,956
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.     81,444    1,626,396
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S............    970,477      497,796
  *Anadolu Cam Sanayii A.S.............................    471,944      705,979
   Anadolu Efes Biracilik ve Malt Sanayi A.S...........    314,368    4,721,860
   Anadolu Hayat Sigorta A.S...........................    200,998      502,645
   Arcelik A.S.........................................    743,544    4,914,245
   Aselsan Elektronik Sanayi Ve Ticaret A.S............    243,412      921,102
  *Asya Katilim Bankasi A.S............................  2,275,031    2,553,401
   Ayen Enerji A.S.....................................          1            1
   Aygaz A.S...........................................    271,764    1,253,055
   Bagfas Bandirma Gubre Fabrikalari A.S...............     23,761      732,628
  *Banvit Bandirma Vitaminli Yem Sanayii A.S...........    130,798      268,475
   Baticim Bati Anabolu Cimento Sanayii A.S............    163,333      612,394
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S...     29,433       69,716
   BIM BirlesikMagazalar A.S...........................    122,787    5,703,985
   Bizim Toptan Satis Magazalari A.S...................     54,144      741,451
   Bolu Cimento Sanayii A.S............................    299,793      220,696
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......     38,017      570,560
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S.........        584       51,832
  *Boyner Buyuk Magazacilik A.S........................    184,016      423,274
   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.....    142,106      380,333
   Bursa Cimento Fabrikasi A.S.........................    110,762      293,938

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
TURKEY -- (Continued)
  *Celebi Hava Servisi A.S................................    21,857 $  249,462
   Cimsa Cimento Sanayi ve Ticaret A.S....................   199,691    944,192
   Coca-Cola Icecek A.S...................................    84,162  1,635,331
  *Deva Holding A.S.......................................   340,450    383,944
  *Dogan Gazetecilik A.S..................................    63,205     51,179
  *Dogan Sirketler Grubu Holding A.S...................... 3,871,493  1,684,227
  *Dogan Yayin Holding A.S................................ 2,275,358    824,930
   Dogus Otomotiv Servis ve Ticaret A.S...................   501,655  1,865,646
  *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.............   114,305     79,754
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S........   133,565    375,795
   Eczacibasi Yatirim Holding Ortakligi A.S...............   180,000    588,537
   EGE Seramik Sanayi ve Ticaret A.S......................   251,105    318,153
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S................................ 1,367,603  1,449,613
   Enka Insaat ve Sanayi A.S..............................   899,154  2,387,928
   Eregli Demir ve Celik Fabrikalari T.A.S................ 3,176,272  3,774,138
  *Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S.....    17,229    382,283
   Ford Otomotiv Sanayi A.S...............................   138,652  1,422,237
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.....     7,148    157,515
   Gentas Genel Metal Sanayi ve Ticaret A.S...............   322,004    237,036
  *Global Yatirim Holding A.S............................. 1,029,326    723,274
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S........    61,429     17,136
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....    24,343    730,025
   Goodyear Lastikleri T.A.S..............................    22,126    647,879
  *GSD Holding A.S........................................   991,177    381,405
  *Gubre Fabrikalari Ticaret A.S..........................   144,554  1,012,808
  *Gunes Sigorta A.S......................................   203,561    237,476
  *Hurriyet Gazetecilik ve Matbaacilik A.S................   626,364    282,800
  *Ihlas EV Aletleri A.S..................................   383,614    151,929
  *Ihlas Holding A.S...................................... 3,115,926  2,276,685
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.............   452,361  1,141,306
  *Is Finansal Kiralama A.S...............................   655,578    358,197
   Is Yatirim Menkul Degerler A.S.........................   162,444    157,849
  *Isiklar Yatirim Holding A.S............................   267,745     95,540
   Ittifak Holding A.S....................................    19,789     57,223
  *Izmir Demir Celik Sanayi A.S...........................   370,825    841,528
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A..............................................   794,400    651,726
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B..............................................   388,861    451,215
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D.............................................. 2,483,155  1,828,027
  *Karsan Otomotiv Sanayii Ve Ticaret A.S.................   404,416    250,362
   Kartonsan Karton Sanayi ve Ticaret A.S.................     3,101    417,104
  *Kerevitas Gida Sanayii ve Ticaret A.S..................     6,569    161,662
   KOC Holding A.S. Series B.............................. 1,174,056  5,515,933
   Konya Cimento Sanayii A.S..............................     2,929    506,901
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
     Ticaret A.S..........................................   311,331    623,655
   Koza Altin Isletmeleri A.S.............................    39,448    859,526
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.......... 1,365,153  3,466,051
   Mardin Cimento Sanayii ve Ticaret A.S..................   136,943    392,612
  *Marshall Boya ve Vernik A.S............................     9,034    253,301
  *Marti Otel Isletmeleri A.S.............................   136,993     46,638
  *Menderes Tekstil Sanayi ve Ticaret A.S.................   607,410    203,182
  *Metro Ticari ve Mali Yatirimlar Holding A.S............   674,137    177,015
  *Migros Ticaret A.S.....................................    87,777    932,604
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.........   192,675    118,215
  *Net Holding A.S........................................   863,278    858,123
  *Net Turizm Ticaret ve Sanayi A.S.......................   749,755    267,908
   Netas Telekomunikasyon A.S.............................   124,770    723,279
   Nuh Cimento Sanayi A.S.................................   167,657    918,835
   Otokar Otomotive Ve Savunma Sanayi A.S.................    28,078    621,858
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..   381,183  1,399,421
   Petkim Petrokimya Holding A.S.......................... 1,764,440  2,018,241
   Pinar Entegre Et ve Un Sanayi A.S......................    70,082    224,529

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        Shares      Value++
                                                       --------- --------------
TURKEY -- (Continued)
   Pinar SUT Mamulleri Sanayii A.S....................    80,307 $      656,018
  *Polyester Sanayi A.S...............................   535,766        358,638
  *Reysas Tasimacilik ve Lojistik Ticaret A.S.........   150,867         62,280
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.   202,914        260,482
  *Sekerbank T.A.S.................................... 1,638,191      1,398,647
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S...........   680,086        816,026
  *Soda Sanayii A.S...................................   221,219        343,312
   Soktas Tekstil Sanayi ve Ticaret A.S...............    44,605         95,696
  *TAT Konserve Sanayii A.S...........................   307,060        414,767
   TAV Havalimanlari Holding A.S......................   359,460      1,785,265
   Tekfen Holding A.S.................................   633,784      2,293,370
  *Tekstil Bankasi A.S................................   607,896        233,979
   Tofas Turk Otomobil Fabrikasi A.S..................   305,537      1,705,709
  *Trabzonspor Sportif Yatirim ve T.A.S...............    10,390         63,886
  *Trakya Cam Sanayii A.S............................. 1,436,069      1,757,204
   Tupras Turkiye Petrol Rafinerileri A.S.............   234,734      5,741,142
   Turcas Petrol A.S..................................   317,280        513,484
  *Turk Hava Yollari A.S.............................. 2,117,259      4,904,237
   Turk Telekomunikasyon A.S..........................   554,835      2,168,737
   Turk Traktor ve Ziraat Makineleri A.S..............    35,035        766,389
  *Turkcell Iletisim Hizmetleri A.S...................   714,601      4,365,898
  *Turkcell Iletisim Hizmetleri A.S. ADR..............   274,262      4,166,040
   Turkiye Garanti Bankasi A.S........................ 4,218,550     20,156,073
   Turkiye Halk Bankasi A.S...........................   560,501      4,945,035
   Turkiye Is Bankasi A.S............................. 2,924,741      9,958,739
   Turkiye Sinai Kalkinma Bankasi A.S................. 2,517,981      2,894,833
   Turkiye Sise ve Cam Fabrikalari A.S................ 1,551,941      2,268,891
   Turkiye Vakiflar Bankasi T.A.O..................... 2,373,868      5,591,663
   Ulker Biskuvi Sanayi A.S...........................   348,894      1,582,876
  *Uzel Makina Sanayii A.S............................    63,028             --
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S............   255,376        364,750
  *Vestel Elektronik Sanayi ve Ticaret A.S............   403,021        405,051
   Yapi Kredi Sigorta A.S.............................    61,331        551,558
  *Yapi ve Kredi Bankasi A.S.......................... 1,611,682      4,139,739
  *Zorlu Enerji Elektrik Uretim A.S...................   654,743        387,199
                                                                 --------------
TOTAL TURKEY..........................................              190,311,910
                                                                 --------------
TOTAL COMMON STOCKS...................................            8,054,507,179
                                                                 --------------
PREFERRED STOCKS -- (5.0%)
BRAZIL -- (4.9%)
   AES Tiete SA.......................................   254,706      2,893,118
   Alpargatas SA......................................   462,000      3,498,466
   Banco ABC Brasil SA................................   408,754      2,322,454
   Banco Bradesco SA Sponsored ADR.................... 4,634,517     72,576,536
   Banco Daycoval SA..................................    90,394        471,319
   Banco do Estado do Rio Grande do Sul SA............   571,598      4,516,948
   Banco Industrial e Comercial SA....................   262,655        861,270
   Banco Panamericano SA..............................   368,600        845,708
   Banco Pine SA......................................    79,300        554,420
   Banco Sofisa SA....................................    85,800        150,812
  *Battistella Adm Participacoes SA...................    22,700         13,076
  *Bombril SA.........................................     8,400         30,398
   Braskem SA Preferred Series A......................    58,000        383,230
  #Braskem SA Sponsored ADR...........................   242,146      3,167,270
   Centrais Eletricas Brasileiras SA Preferred........
       Series B.......................................   200,700      1,595,877
   Centrais Eletricas de Santa Catarina SA............    60,363        883,578
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar
    Series A Sponsored ADR............................   196,188      9,169,827
   Cia de Bebidas das Americas SA.....................   116,378      4,755,852
  #Cia de Bebidas das Americas SA ADR.................   698,422     28,488,633
   Cia de Gas de Sao Paulo SA Preferred Series A......   106,895      2,813,096
   Cia de Saneamento do Parana SA.....................    92,400        400,345

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
BRAZIL -- (Continued)
  *Cia de Tecidos Norte de Minas - Coteminas SA.........    85,900 $    118,422
   Cia de Transmissao de Energia Eletrica Paulista SA
     Series A...........................................   133,800    2,144,305
   Cia Energetica de Minas Gerais SA....................     5,733       68,591
   Cia Energetica de Minas Gerais SA Sponsored ADR......   723,606    8,676,036
   Cia Energetica de Sao Paulo SA Preferred Series B....   540,914    4,860,383
   Cia Energetica do Ceara SA Preferred Series A........    99,727    1,799,559
   Cia Ferro Ligas da Bahia - Ferbasa...................   182,282      894,784
   Cia Paranaense de Energia SA Series B................    62,380      921,395
  #Cia Paranaense de Energia SA Sponsored ADR Series A..   187,618    2,769,242
   Contax Participacoes SA..............................   136,550    1,611,533
  #Contax Participacoes SA ADR..........................    46,700      110,242
   Eletropaulo Metropolitana Eletricidade de Sao Paulo
     SA.................................................   679,786    5,398,660
  *Empressa Metropolitanade Aguas e Energia SA..........     6,100       25,919
   Eucatex SA Industria e Comercio SA...................    59,659      236,163
   Forjas Taurus SA.....................................   230,223      375,194
   Fras-Le Middle East SA Preferred Series A............     4,800       11,698
   Gerdau SA............................................    90,683      792,508
  #Gerdau SA Sponsored ADR.............................. 2,629,491   23,113,226
  *Gol Linhas Aereas Inteligentes SA....................   215,200    1,075,444
  *Inepar SA Industria e Construcoes....................   199,150      188,261
   Itau Unibanco Holding SA ADR......................... 4,273,839   62,312,573
   Klabin SA............................................ 1,860,233   10,926,654
  *Kroton Educacional SA................................     3,192        8,047
   Lojas Americanas SA..................................   730,428    6,113,722
   Marcopolo SA.........................................   784,859    4,602,383
   Oi SA................................................   226,779      908,880
   Parana Banco SA......................................    42,300      281,993
   Petroleo Brasileiro SA...............................   626,100    6,411,895
  #Petroleo Brasileiro SA ADR........................... 3,574,085   73,375,965
   Randon Participacoes SA..............................   586,868    3,103,302
   Saraiva SA Livreiros Editores........................    90,364    1,122,515
   Suzano Papel e Celulose SA...........................   911,192    2,368,772
   Telefonica Brasil SA.................................   168,198    3,726,600
   Telefonica Brasil SA ADR.............................   288,976    6,363,252
   Ultrapar Participacoes SA Sponsored ADR..............    70,925    1,477,368
   Unipar Participacoes SA Preferred Series B........... 1,259,809      254,313
   Usinas Siderurgicas de Minas Gerais SA Perferred
     Series A........................................... 1,649,058    7,964,973
   Vale SA..............................................   796,228   14,250,209
  #Vale SA Sponsored ADR................................ 3,021,868   53,759,032
   Whirlpool SA.........................................    51,687       79,908
                                                                   ------------
TOTAL BRAZIL............................................            454,996,154
                                                                   ------------
CHILE -- (0.1%)
   Embotelladora Andina SA..............................   139,928      703,784
  *Embotelladora Andina SA Preferred Series B...........   212,801    1,345,182
   Sociedad Quimica y Minera de Chile SA Series B.......    11,313      656,890
   Sociedad Quimica y Minera de Chile SA Sponsored ADR..    87,991    5,090,279
                                                                   ------------
TOTAL CHILE.............................................              7,796,135
                                                                   ------------
COLOMBIA -- (0.0%)
  *Banco Davivienda SA..................................    10,635      131,445
   Grupo Aval Acciones y Valores........................    26,145       18,555
                                                                   ------------
TOTAL COLOMBIA..........................................                150,000
                                                                   ------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd.................................    80,280        6,792
                                                                   ------------
MALAYSIA -- (0.0%)
  *TA Global Berhad..................................... 1,009,698       81,155
                                                                   ------------
TOTAL PREFERRED STOCKS..................................            463,030,236
                                                                   ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *OSX Brasil SA Rights 11/26/12....................      12,625 $          124
  *Viver Incorporadora e Construtora SA Rights
    11/05/12........................................      97,197          9,571
                                                                 --------------
TOTAL BRAZIL........................................                      9,695
                                                                 --------------
MALAYSIA -- (0.0%)
  *Hartalega Holdings Berhad Warrants 05/29/15......      16,260          6,032
  *Hubline Berhad Warrants 11/04/19.................      27,880            229
  *Malayan Flour Mills Berhad Warrants 05/09/17.....      35,800          4,114
  *Notion VTEC Berhad Warrants 05/02/17.............      33,708          2,269
  *RCE Capital Berhad Rights 11/19/12...............     336,180             --
                                                                 --------------
TOTAL MALAYSIA......................................                     12,644
                                                                 --------------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights......................   2,510,058         11,636
                                                                 --------------
SOUTH AFRICA -- (0.0%)
 #*Capitec Bank Holdings, Ltd. Rights 11/09/12......      10,682         39,349
 #*Mediclinic International, Ltd. Rights 10/05/12...     133,863        189,124
                                                                 --------------
TOTAL SOUTH AFRICA..................................                    228,473
                                                                 --------------
SOUTH KOREA -- (0.0%)
  *Lotte Non-Life Insurance Co., Ltd. Rights
    12/04/12........................................      22,860         17,083
                                                                 --------------
TAIWAN -- (0.0%)
  *Chang Wah Electromaterials, Inc. Rights 11/08/12.      11,796          1,938
  *Howarm Construction Co., Ltd. Rights 10/17/12....     124,658             --
                                                                 --------------
TOTAL TAIWAN........................................                      1,938
                                                                 --------------
THAILAND -- (0.0%)
  *Sahaviriya Steel Industries PCL (Foreign) Rights
    11/30/12........................................   3,160,938             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    281,469
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@DFA Short Term Investment Fund..................  66,983,578    775,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralizedby FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $3,978,850) to be repurchased at $3,900,871.... $     3,901      3,900,834
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                778,900,834
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,654,503,966)............................             $9,296,719,718
                                                                 ==============

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                        Shares       Value+
                                                      ---------- --------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (16.4%)
  #Autoliv, Inc......................................     14,452 $      832,435
  #Best Buy Co., Inc.................................    238,090      3,621,349
  #Carnival Corp.....................................  2,385,423     90,359,823
   CBS Corp. Class A.................................      7,236        235,170
   CBS Corp. Class B.................................  2,414,307     78,223,547
   Comcast Corp. Class A............................. 10,008,890    375,433,464
   Comcast Corp. Special Class A.....................  3,843,964    140,074,048
  #D.R. Horton, Inc..................................  1,448,033     30,350,772
  #Dillard's, Inc. Class A...........................    111,517      8,586,809
   Foot Locker, Inc..................................    485,935     16,278,822
  #GameStop Corp. Class A............................    598,147     13,655,696
  #Gannett Co., Inc..................................    334,290      5,649,501
 #*General Motors Co.................................  1,090,977     27,819,913
  *Hyatt Hotels Corp. Class A........................     26,422        964,403
  #J.C. Penney Co., Inc..............................  1,068,585     25,656,726
  *Johnson Controls, Inc.............................     37,387        962,715
 #*Kohl's Corp.......................................     15,587        830,475
   Lear Corp.........................................      3,560        151,656
  #Lennar Corp. Class A..............................    802,616     30,074,022
   Lennar Corp. Class B Voting.......................      4,809        136,479
  *Liberty Interactive Corp. Class A.................  2,586,058     51,721,160
  *Liberty Ventures Series A.........................    122,067      6,946,833
  *Madison Square Garden Co. Class A (The)...........      5,030        207,035
 #*MGM Resorts International.........................  2,389,018     24,630,776
 #*Mohawk Industries, Inc............................    365,371     30,497,517
  #News Corp. Class A................................  8,332,375    199,310,410
   News Corp. Class B................................  3,247,295     79,104,106
 #*Orchard Supply Hardware Stores Corp. Class A......     21,284        264,347
 #*Penn National Gaming, Inc.........................    286,620     11,588,047
  *PulteGroup, Inc...................................     20,241        350,979
  #Royal Caribbean Cruises, Ltd......................  1,043,290     35,127,574
  *Sears Canada, Inc.................................    227,173      2,468,916
 #*Sears Holdings Corp...............................    530,407     33,240,607
  #Service Corp. International.......................    219,283      3,078,733
   Signet Jewelers, Ltd. ADR.........................      6,556        339,339
  #Staples, Inc......................................    696,416      8,019,230
   Time Warner Cable, Inc............................  1,921,256    190,415,682
   Time Warner, Inc..................................  4,810,759    209,027,479
 #*Toll Brothers, Inc................................    912,316     30,115,551
  *TRW Automotive Holdings Corp......................     18,051        839,552
  #Washington Post Co. Class B (The).................     32,261     10,759,366
   Whirlpool Corp....................................    219,825     21,472,506
   Wyndham Worldwide Corp............................    800,703     40,355,431
                                                                 --------------
Total Consumer Discretionary.........................             1,839,779,001
                                                                 --------------
Consumer Staples -- (7.9%)
   Archer-Daniels-Midland Co.........................  3,155,848     84,702,960
  #Beam, Inc.........................................    155,582      8,644,136
   Bunge, Ltd........................................    535,848     38,061,283
  *Constellation Brands, Inc. Class A................    933,566     32,992,222
  *Constellation Brands, Inc. Class B................        153          5,427
   CVS Caremark Corp.................................  5,746,668    266,645,395
  #Energizer Holdings, Inc...........................      2,485        181,330
  #Hillshire Brands Co...............................     12,364        321,588
  #Ingredion, Inc....................................      5,663        348,048
   J.M. Smucker Co. (The)............................    539,640     46,214,770
  *Kraft Foods Group, Inc............................  2,376,283    108,073,351
  #Molson Coors Brewing Co. Class B..................    763,563     32,940,108

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        Shares       Value+
                                                      ---------- --------------
Consumer Staples -- (Continued)
   Mondelez International, Inc. Class A..............  7,128,852 $  189,199,732
  *Post Holdings, Inc................................     32,650      1,030,107
 #*Ralcorp Holdings, Inc.............................    194,641     14,051,134
  #Safeway, Inc......................................  1,082,518     17,655,869
 #*Smithfield Foods, Inc.............................    756,389     15,483,283
   Tyson Foods, Inc. Class A.........................  1,426,374     23,977,347
                                                                 --------------
Total Consumer Staples...............................               880,528,090
                                                                 --------------
Energy -- (18.1%)
   Anadarko Petroleum Corp...........................  2,441,476    167,997,964
  #Apache Corp.......................................  1,208,836    100,031,179
  *Atwood Oceanics, Inc..............................      4,143        198,035
  #Baker Hughes, Inc.................................    134,664      5,651,848
  #Chesapeake Energy Corp............................  3,251,150     65,868,299
   Chevron Corp......................................  2,876,061    316,970,683
   Cimarex Energy Co.................................        390         22,300
   ConocoPhillips....................................  5,374,243    310,899,958
  *Denbury Resources, Inc............................  1,415,410     21,698,235
   Devon Energy Corp.................................  1,094,855     63,731,510
  #Diamond Offshore Drilling, Inc....................      5,125        354,855
   EOG Resources, Inc................................    179,332     20,890,385
  #Helmerich & Payne, Inc............................    513,387     24,539,899
   Hess Corp.........................................  1,567,373     81,910,913
   HollyFrontier Corp................................    191,938      7,414,565
   Marathon Oil Corp.................................  3,446,808    103,611,048
   Marathon Petroleum Corp...........................  1,791,952     98,431,923
  *McDermott International, Inc......................      8,791         94,152
   Murphy Oil Corp...................................    689,754     41,385,240
  *Nabors Industries, Ltd............................  1,355,841     18,290,295
   National Oilwell Varco, Inc.......................  1,661,481    122,451,150
  *Newfield Exploration Co...........................     13,842        375,395
   Noble Corp........................................    563,513     21,266,981
   Noble Energy, Inc.................................     42,446      4,032,794
   Occidental Petroleum Corp.........................    215,034     16,979,085
  #Patterson-UTI Energy, Inc.........................    732,485     11,851,607
  #Peabody Energy Corp...............................     95,576      2,666,570
   Phillips 66.......................................  2,855,170    134,649,817
  #Pioneer Natural Resources Co......................    517,832     54,708,951
  *Plains Exploration & Production Co................    664,529     23,697,104
   QEP Resources, Inc................................    434,902     12,612,158
  *Rowan Cos. P.L.C. Class A.........................    595,894     18,895,799
   Tesoro Corp.......................................    605,336     22,827,221
   Tidewater, Inc....................................    273,815     13,008,951
   Transocean, Ltd...................................    474,606     21,684,748
   Valero Energy Corp................................  2,806,975     81,682,972
  *Weatherford International, Ltd....................  1,009,406     11,406,288
  *Whiting Petroleum Corp............................     74,341      3,123,809
                                                                 --------------
Total Energy.........................................             2,027,914,686
                                                                 --------------
Financials -- (18.5%)
   Allied World Assurance Co. Holdings AG............    188,355     15,124,906
   Allstate Corp. (The)..............................  1,330,135     53,178,797
   Alterra Capital Holdings, Ltd.....................     35,444        865,897
  *American Capital, Ltd.............................    789,016      9,302,499
  #American Financial Group, Inc.....................    491,543     19,071,868
  *American International Group, Inc.................    893,402     31,206,532
   American National Insurance Co....................     80,626      5,890,536
  #Assurant, Inc.....................................    396,269     14,982,931
   Assured Guaranty, Ltd.............................     18,939        263,063
   Axis Capital Holdings, Ltd........................    613,817     22,232,452
   Bank of America Corp.............................. 29,573,320    275,623,342

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        Shares       Value+
                                                      ---------- --------------
Financials -- (Continued)
  #Bank of New York Mellon Corp. (The)...............    995,423 $   24,596,902
   Capital One Financial Corp........................    560,973     33,753,745
  *CIT Group, Inc....................................     84,121      3,130,984
   Citigroup, Inc....................................  9,338,881    349,180,761
   CME Group, Inc....................................  1,599,345     89,451,366
  #CNA Financial Corp................................    880,977     25,883,104
  *E*Trade Financial Corp............................     57,660        482,038
   Everest Re Group, Ltd.............................    231,133     25,667,320
   First Niagara Financial Group, Inc................     53,740        444,967
 #*Genworth Financial, Inc. Class A..................  2,390,330     14,246,367
  #Goldman Sachs Group, Inc. (The)...................    786,395     96,246,884
   Hartford Financial Services Group, Inc............  2,129,402     46,229,317
  #Hudson City Bancorp, Inc..........................     74,986        636,256
   JPMorgan Chase & Co...............................  2,316,928     96,569,559
  #KeyCorp...........................................  3,863,464     32,530,367
  #Legg Mason, Inc...................................    659,937     16,815,195
   Lincoln National Corp.............................  1,442,787     35,766,690
   Loews Corp........................................  2,050,343     86,688,502
   MetLife, Inc......................................  4,759,859    168,927,396
   Morgan Stanley....................................  3,953,534     68,712,421
  #NASDAQ OMX Group, Inc. (The)......................    815,514     19,417,388
   NYSE Euronext.....................................     89,026      2,204,284
   Old Republic International Corp...................  1,267,693     12,524,807
   PartnerRe, Ltd....................................    190,433     15,425,073
   People's United Financial, Inc....................     71,810        863,874
  #Principal Financial Group, Inc....................    471,960     12,997,778
   Prudential Financial, Inc.........................  2,267,142    129,340,451
   Regions Financial Corp............................  5,735,171     37,393,315
  #Reinsurance Group of America, Inc.................    363,743     19,249,280
   SunTrust Banks, Inc...............................  2,564,707     69,760,030
   Unum Group........................................  1,374,339     27,871,595
   Validus Holdings, Ltd.............................    311,103     11,137,487
   XL Group P.L.C....................................  1,435,288     35,509,025
  #Zions Bancorporation..............................    777,171     16,685,861
                                                                 --------------
Total Financials.....................................             2,074,083,212
                                                                 --------------
Health Care -- (8.8%)
   Aetna, Inc........................................  1,693,713     74,015,258
  *Bio-Rad Laboratories, Inc. Class A................      1,004        101,755
  *Boston Scientific Corp............................  6,689,559     34,384,333
  *CareFusion Corp...................................    917,825     24,377,432
   Cigna Corp........................................    241,752     12,329,352
   Coventry Health Care, Inc.........................    670,877     29,277,072
 #*Endo Health Solutions, Inc........................    173,568      4,974,459
  *Forest Laboratories, Inc..........................    292,168      9,848,983
 #*HealthSouth Corp..................................      4,158         92,017
  *Hologic, Inc......................................  1,229,548     25,353,280
  *Hospira, Inc......................................      8,010        245,827
   Humana, Inc.......................................    698,778     51,898,242
  *Life Technologies Corp............................     97,451      4,766,328
 #*MEDNAX, Inc.......................................      2,282        157,412
  #Omnicare, Inc.....................................    574,710     19,844,736
  #PerkinElmer, Inc..................................    438,767     13,571,063
   Pfizer, Inc....................................... 17,815,204    443,064,123
   Teleflex, Inc.....................................     90,735      6,165,443
   Thermo Fisher Scientific, Inc.....................  1,932,026    117,969,508
   Universal Health Services, Inc. Class B...........      8,413        348,214
  #WellPoint, Inc....................................  1,824,634    111,813,572
                                                                 --------------
   Total Health Care.................................               984,598,409
                                                                 --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        Shares       Value+
                                                      ---------- --------------
Industrials -- (12.9%)
  *ADT Corp. (The)...................................    719,909 $   29,883,423
  *AGCO Corp.........................................    252,065     11,471,478
  *CNH Global NV.....................................      6,633        297,158
   CSX Corp..........................................  5,517,066    112,934,341
   Dover Corp........................................     28,815      1,677,609
  #Eaton Corp........................................     50,900      2,403,498
 #*Engility Holdings, Inc............................     67,955      1,291,145
   FedEx Corp........................................    347,925     32,005,621
  *Fortune Brands Home & Security, Inc...............    742,497     21,116,615
  *General Dynamics Corp.............................     81,086      5,520,335
   General Electric Co............................... 21,445,555    451,643,388
 #*Hertz Global Holdings, Inc........................    884,299     11,734,648
   Ingersoll-Rand P.L.C..............................    933,314     43,893,757
  *Jacobs Engineering Group, Inc.....................     15,956        615,742
  #L-3 Communications Holdings, Inc..................    407,736     30,090,917
  #Manpower, Inc.....................................      6,983        264,935
   Norfolk Southern Corp.............................  1,681,939    103,186,958
   Northrop Grumman Corp.............................  1,364,645     93,737,465
 #*Owens Corning, Inc................................    579,048     19,450,222
  *Pentair, Inc......................................    345,474     14,592,822
  *Quanta Services, Inc..............................    504,054     13,070,120
  #Regal-Beloit Corp.................................      6,450        420,411
   Republic Services, Inc............................  1,113,520     31,568,292
  #Southwest Airlines Co.............................  3,905,821     34,449,341
  *Spirit Aerosystems Holdings, Inc. Class A.........     21,667        338,655
   SPX Corp..........................................     12,057        826,990
   Stanley Black & Decker, Inc.......................    528,407     36,618,605
   Towers Watson & Co................................      1,662         89,266
  #Trinity Industries, Inc...........................        200          6,256
   Triumph Group, Inc................................     81,035      5,301,310
   Tyco International, Ltd...........................  1,439,819     38,687,937
   Union Pacific Corp................................  2,314,080    284,701,262
   URS Corp..........................................    378,541     12,673,553
 #*Waste Connections, Inc............................      8,626        283,192
  #Waste Management, Inc.............................     30,000        982,200
                                                                 --------------
Total Industrials....................................             1,447,829,467
                                                                 --------------
Information Technology -- (3.1%)
  #Activision Blizzard, Inc..........................  2,620,144     28,533,369
   Amdocs, Ltd.......................................     15,840        523,829
  *AOL, Inc..........................................     60,911      2,091,075
  #Applied Materials, Inc............................    330,860      3,507,116
 #*Arrow Electronics, Inc............................    568,882     20,041,713
  *Avnet, Inc........................................    711,662     20,389,116
  *Brocade Communications Systems, Inc...............    363,088      1,924,366
  *Cisco Systems, Inc................................     95,875      1,643,297
   Computer Sciences Corp............................    783,742     23,864,944
   Corning, Inc......................................  2,542,083     29,869,475
   Fidelity National Information Services, Inc.......  1,328,465     43,666,645
  #Hewlett-Packard Co................................  1,097,035     15,193,935
  #IAC/InterActiveCorp...............................    271,160     13,110,586
  *Ingram Micro, Inc. Class A........................    741,670     11,273,384
  *Juniper Networks, Inc.............................     81,071      1,343,346
  *Micron Technology, Inc............................  3,322,059     18,022,170
  #Molex, Inc........................................     12,162        315,847
   Molex, Inc. Class A...............................      1,663         35,655
  *NVIDIA Corp.......................................     47,749        571,556
 #*SAIC, Inc.........................................    129,331      1,421,348
  *Sandisk Corp......................................    130,053      5,431,013
  *TE Connectivity, Ltd..............................     36,987      1,190,242
   Western Digital Corp..............................    792,967     27,143,260

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       Shares       Value+
                                                     ---------- ---------------
Information Technology -- (Continued)
   Xerox Corp.......................................  5,490,094 $    35,356,205
  *Yahoo!, Inc......................................  2,128,609      35,781,917
                                                                ---------------
Total Information Technology........................                342,245,409
                                                                ---------------
Materials -- (2.7%)
  #Alcoa, Inc.......................................  5,212,834      44,673,987
  #Ashland, Inc.....................................    376,837      26,811,953
  #Cliffs Natural Resources, Inc....................    147,736       5,358,385
   Cytec Industries, Inc............................     69,176       4,760,692
  #Domtar Corp......................................    171,393      13,668,592
   Dow Chemical Co. (The)...........................     18,250         534,725
   Freeport-McMoRan Copper & Gold, Inc..............     53,170       2,067,250
   Huntsman Corp....................................    238,618       3,588,815
   International Paper Co...........................  2,299,481      82,390,404
   MeadWestvaco Corp................................    848,260      25,184,839
  *Mosaic Co. (The).................................     29,366       1,537,016
  *Newmont Mining Corp..............................      6,191         337,719
  #Nucor Corp.......................................    327,312      13,135,031
   Reliance Steel & Aluminum Co.....................    363,907      19,774,706
   Rock-Tenn Co. Class A............................     77,608       5,680,130
  #Sealed Air Corp..................................    311,965       5,060,072
  #Steel Dynamics, Inc..............................    893,527      11,303,117
  #United States Steel Corp.........................    204,541       4,170,591
   Vulcan Materials Co..............................    576,439      26,498,901
   Westlake Chemical Corp...........................      2,222         169,005
                                                                ---------------
Total Materials.....................................                296,705,930
                                                                ---------------
Telecommunication Services -- (6.0%)
   AT&T, Inc........................................ 13,051,618     451,455,467
   CenturyLink, Inc.................................  2,353,137      90,313,398
  #Frontier Communications Corp.....................  1,836,528       8,668,412
  *MetroPCS Communications, Inc.....................  1,453,136      14,836,519
  *Sprint Nextel Corp............................... 13,961,200      77,345,048
  #Telephone & Data Systems, Inc....................    501,530      12,473,051
 #*United States Cellular Corp......................    261,250       9,663,638
  #Windstream Corp..................................     46,951         447,913
                                                                ---------------
Total Telecommunication Services....................                665,203,446
                                                                ---------------
Utilities -- (0.2%)
  #NRG Energy, Inc..................................    987,176      21,283,515
   UGI Corp.........................................      3,718         120,054
                                                                ---------------
Total Utilities.....................................                 21,403,569
                                                                ---------------
TOTAL COMMON STOCKS.................................             10,580,291,219
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................  8,414,357       8,414,357
                                                                ---------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                     Shares/
                                                      Face
                                                     Amount
                                                      (000)        Value+
                                                   ----------- ---------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@DFA Short Term Investment Fund................  51,528,378 $   596,183,329
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by
     $1,620,729 FNMA, rates ranging from 2.500%
     to 5.500%, maturities ranging from 10/01/22
     to 07/01/42, valued at $1,625,607) to be
     repurchased at $1,573,497.................... $     1,573       1,573,484
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL...............                 597,756,813
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,371,764,356)..........................             $11,186,462,389
                                                               ===============

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                          Shares     Value++
                                                         --------- ------------
COMMON STOCKS -- (91.9%)
AUSTRALIA -- (4.6%)
  #Alumina, Ltd......................................... 2,919,489 $  2,914,312
  #Alumina, Ltd. Sponsored ADR..........................   172,484      676,137
   Amcor, Ltd. Sponsored ADR............................    55,031    1,805,017
   Asciano Group, Ltd................................... 1,437,095    6,801,797
 #*Atlas Iron, Ltd......................................   170,863      271,341
  #Bank of Queensland, Ltd..............................   508,163    3,990,555
   Bendigo and Adelaide Bank, Ltd.......................   821,518    6,880,755
   Boral, Ltd........................................... 1,592,505    5,931,404
   Caltex Australia, Ltd................................   341,805    6,039,639
   Crown, Ltd...........................................   270,208    2,723,410
  *Downer EDI, Ltd......................................   132,490      493,181
   Echo Entertainment Group, Ltd........................ 1,832,302    6,659,348
   GrainCorp, Ltd. Class A..............................   745,945    9,472,889
  #Harvey Norman Holdings, Ltd..........................   991,617    1,958,743
   Incitec Pivot, Ltd................................... 4,149,937   13,592,313
   Insurance Australia Group, Ltd....................... 1,103,362    5,246,797
   Lend Lease Group NL..................................   773,285    6,942,391
   Macquarie Group, Ltd.................................   631,291   20,852,646
  #National Australia Bank, Ltd......................... 1,435,379   38,360,336
   New Hope Corp., Ltd..................................    51,436      233,767
   Newcrest Mining, Ltd.................................   276,510    7,626,169
   Origin Energy, Ltd................................... 2,415,837   28,437,264
   OZ Minerals, Ltd.....................................   497,884    4,224,576
  #Primary Health Care, Ltd.............................    46,378      187,069
  *Qantas Airways, Ltd.................................. 2,850,317    3,929,654
   Santos, Ltd.......................................... 1,809,934   21,580,245
  #Seven Group Holdings, Ltd............................   361,999    2,592,255
  #Sims Metal Management, Ltd...........................   124,128    1,213,783
   Sims Metal Management, Ltd. Sponsored ADR............   124,013    1,211,607
   Sonic Healthcare, Ltd................................    45,616      615,132
  #Suncorp Group, Ltd................................... 3,327,424   32,411,070
   TABCORP Holdings, Ltd................................ 1,716,068    5,053,674
   Tatts Group, Ltd..................................... 2,784,856    8,088,155
   Toll Holdings, Ltd...................................   943,858    4,348,205
   Treasury Wine Estates, Ltd...........................   264,848    1,357,006
  #Washington H. Soul Pattinson & Co., Ltd..............   113,801    1,594,430
  #Wesfarmers, Ltd...................................... 2,578,622   92,958,107
                                                                   ------------
TOTAL AUSTRALIA.........................................            359,275,179
                                                                   ------------
AUSTRIA -- (0.3%)
  *Erste Group Bank AG..................................   342,508    8,633,792
   OMV AG...............................................   257,719    9,431,253
  #Raiffeisen Bank International AG.....................    55,762    2,233,577
                                                                   ------------
TOTAL AUSTRIA...........................................             20,298,622
                                                                   ------------
BELGIUM -- (0.9%)
   Ageas................................................   360,540    9,191,959
   Belgacom SA..........................................    49,889    1,458,553
   Delhaize Group SA....................................   235,124    9,002,149
   Delhaize Group SA Sponsored ADR......................    52,900    2,022,896
   D'ieteren SA NV......................................     1,857       89,630
   KBC Groep NV.........................................   356,956    8,396,831
   Solvay SA............................................   180,191   21,695,262
   UCB SA...............................................   292,847   17,104,398
                                                                   ------------
TOTAL BELGIUM...........................................             68,961,678
                                                                   ------------
CANADA -- (11.6%)
   Agnico-Eagle Mines, Ltd..............................        70        3,952

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          Shares     Value++
                                                         --------- ------------
CANADA -- (Continued)
   Aimia, Inc...........................................   211,202 $  3,163,536
  #Astral Media, Inc. Class A...........................    37,438    1,532,381
  *AuRico Gold, Inc.....................................   404,755    3,379,704
  #Barrick Gold Corp....................................   666,135   26,978,468
  #Bell Aliant, Inc.....................................   162,757    4,419,494
  #Bonavista Energy Corp................................     2,000       35,865
   Cameco Corp. (13321L108).............................   112,600    2,178,810
   Cameco Corp. (2166160)...............................   506,586    9,824,852
   Canadian Natural Resources, Ltd. (136385101).........   297,269    8,977,524
   Canadian Natural Resources, Ltd. (2171573)........... 1,668,484   50,284,224
  #Canadian Tire Corp. Class A..........................   214,347   15,336,408
   Empire Co., Ltd. Class A.............................    65,500    3,816,215
  #Encana Corp..........................................   851,501   19,182,751
  #Enerplus Corp........................................   384,038    6,171,524
  #Ensign Energy Services, Inc..........................   452,198    6,759,766
   Fairfax Financial Holdings, Ltd......................    54,622   20,263,326
   Genworth MI Canada, Inc..............................    84,524    1,731,525
   George Weston, Ltd...................................   132,852    8,624,905
   Goldcorp, Inc........................................ 1,677,120   75,816,739
  #Husky Energy, Inc....................................   828,618   22,442,170
   IAMGOLD Corp. (2446646)..............................   231,424    3,591,561
   IAMGOLD Corp. (450913108)............................   573,940    8,947,725
   Industrial Alliance Insurance & Financial Services,
     Inc................................................   168,485    4,613,832
   Inmet Mining Corp....................................   154,478    7,965,574
   Kinross Gold Corp.................................... 2,678,826   26,607,213
  #Loblaw Cos., Ltd.....................................   221,495    7,677,754
  *Lundin Mining Corp................................... 1,008,210    5,249,254
  #Magna International, Inc.............................   583,936   25,959,207
  #Manulife Financial Corp.............................. 4,587,163   56,676,437
  #Methanex Corp........................................    68,615    2,056,904
   Nexen, Inc........................................... 1,739,936   41,549,410
  #Pan American Silver Corp. (2669272)..................   131,923    2,894,051
  *Pan American Silver Corp. (697900108)................   118,576    2,608,672
  #Pengrowth Energy Corp................................   669,191    4,013,471
  #Penn West Petroleum, Ltd............................. 1,011,032   13,129,497
  #PetroBakken Energy, Ltd. Class A.....................    62,100      784,061
  *Precision Drilling Corp..............................   706,616    5,058,628
   Progress Energy Resources Corp.......................   394,565    7,948,584
  #Progressive Waste Solutions, Ltd.....................   122,391    2,368,779
   Quebecor, Inc. Class B...............................    72,190    2,518,247
 #*Research In Motion, Ltd. (760975102).................   354,800    2,813,564
 #*Research In Motion, Ltd. (2117265)...................   435,600    3,436,824
  *Sears Canada, Inc....................................     2,159       25,054
  #Sun Life Financial, Inc.............................. 1,565,269   38,820,238
   Suncor Energy, Inc................................... 3,696,270  124,054,038
  #Talisman Energy, Inc................................. 2,251,645   25,520,522
   Teck Resources, Ltd. Class A.........................     4,115      138,025
  #Teck Resources, Ltd. Class B......................... 1,483,730   47,093,107
  #Thomson Reuters Corp................................. 1,832,184   51,585,496
  #TransAlta Corp.......................................   602,148    9,598,194
  #TransCanada Corp.....................................   776,817   34,977,182
 #*Uranium One, Inc.....................................   632,800    1,374,895
   Viterra, Inc.........................................   861,686   13,579,913
  #West Fraser Timber Co., Ltd..........................    61,827    3,744,596
   Westjet Airlines, Ltd................................     1,000       18,023
  #Yamana Gold, Inc..................................... 1,425,140   28,781,050
                                                                   ------------
TOTAL CANADA............................................            908,703,721
                                                                   ------------
DENMARK -- (1.3%)
   A.P. Moeller-Maersk A.S. Series A....................       884    5,857,226
   A.P. Moeller-Maersk A.S. Series B....................     3,855   26,906,551

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          Shares     Value++
                                                         --------- ------------
DENMARK -- (Continued)
   Carlsberg A.S. Series B..............................   334,440 $ 28,868,235
  *Danske Bank A.S...................................... 1,677,313   26,239,359
  *FLSmidth & Co. A.S...................................    23,118    1,364,307
   H. Lundbeck A.S......................................   135,698    2,360,716
   Rockwool International A.S. Series A.................        62        5,825
   Rockwool International A.S. Series B.................     1,631      153,525
   TDC A.S..............................................   991,299    6,834,723
                                                                   ------------
TOTAL DENMARK...........................................             98,590,467
                                                                   ------------
FINLAND -- (0.6%)
  *Kesko Oyj Series A...................................       662       21,190
   Kesko Oyj Series B...................................   138,917    4,343,978
  #Neste Oil Oyj........................................    69,191      866,462
  #Nokia Oyj............................................ 3,809,609   10,242,044
   Sampo Oyj Series A...................................   179,583    5,630,538
   Stora Enso Oyj Series R.............................. 1,437,068    9,090,292
   Stora Enso Oyj Sponsored ADR.........................    91,500      560,895
   UPM-Kymmene Oyj...................................... 1,401,530   15,047,800
  #UPM-Kymmene Oyj Sponsored ADR........................    69,300      731,115
                                                                   ------------
TOTAL FINLAND...........................................             46,534,314
                                                                   ------------
FRANCE -- (8.6%)
   Arkema SA............................................   161,047   14,695,401
   AXA SA............................................... 3,557,776   56,706,072
   AXA SA Sponsored ADR.................................   140,900    2,244,537
   BNP Paribas SA....................................... 1,230,991   62,480,990
   Bollore SA...........................................    22,288    6,609,383
   Bouygues SA..........................................   305,569    7,344,188
   Cap Gemini SA........................................   324,351   13,644,869
   Casino Guichard Perrachon SA.........................   142,758   12,461,427
   Cie de Saint-Gobain SA............................... 1,039,077   36,601,589
  *Cie Generale de Geophysique - Veritas SA.............   304,853    9,924,398
 #*Cie Generale de Geophysique - Veritas SA Sponsored
      ADR...............................................   141,089    4,582,571
   Cie Generale des Etablissements Michelin SA Series B.   349,857   30,159,232
   Ciments Francais SA..................................    26,702    1,623,862
   CNP Assurances SA....................................   345,228    4,878,379
  *Credit Agricole SA................................... 2,838,495   21,425,480
   Eiffage SA...........................................    31,691    1,090,529
   Electricite de France SA.............................   498,285   10,544,254
   Eramet SA............................................     5,005      636,472
   France Telecom SA.................................... 3,875,091   43,313,653
  #GDF Suez SA.......................................... 3,247,974   74,548,265
   Groupe Eurotunnel SA.................................   791,479    6,027,446
   Lafarge SA...........................................   505,082   29,612,516
   Lagardere SCA........................................   243,906    6,677,753
   Natixis SA........................................... 2,034,211    6,676,420
   PPR SA...............................................   127,812   22,531,643
   Renault SA...........................................   500,585   22,445,589
   Rexel SA.............................................   254,866    4,616,121
   Sanofi SA............................................    16,328    1,434,039
  #Sanofi SA ADR........................................   227,976    9,996,748
   SCOR SE..............................................   198,036    5,287,774
  *Societe Generale SA.................................. 1,558,512   49,703,998
   STMicroelectronics NV................................ 1,542,301    9,083,744
   Thales SA............................................    27,549      969,751
   Vallourec SA.........................................    44,398    1,826,371
   Vivendi SA........................................... 3,686,124   75,533,481
                                                                   ------------
TOTAL FRANCE............................................            667,938,945
                                                                   ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          Shares     Value++
                                                         --------- ------------
GERMANY -- (7.6%)
   Allianz SE...........................................   257,741 $ 32,017,814
  #Allianz SE Sponsored ADR............................. 2,811,910   35,289,471
   Bayerische Motoren Werke AG..........................   656,221   52,461,937
  *Celesio AG...........................................   108,168    2,096,974
  *Commerzbank AG....................................... 6,626,325   12,729,635
   Daimler AG........................................... 2,088,586   97,838,982
  #Deutsche Bank AG (5750355)........................... 1,325,896   60,395,696
  #Deutsche Bank AG (D18190898).........................   420,711   19,230,700
   Deutsche Lufthansa AG................................   464,311    7,103,492
   Deutsche Telekom AG.................................. 2,858,403   32,609,921
  #Deutsche Telekom AG Sponsored ADR.................... 3,099,741   35,492,034
   E.ON AG.............................................. 3,592,972   81,793,916
   Fraport AG...........................................    37,336    2,190,998
   Hannover Rueckversicherung AG........................    23,549    1,659,095
  #Heidelberger Zement AG...............................   243,824   12,957,197
   Merck KGaA...........................................    50,209    6,421,894
   Munchener Rueckversicherungs-Gesellschaft AG.........   395,244   63,595,851
  #RWE AG...............................................   355,536   16,270,915
   SCA Hygiene Products SE..............................     3,195    1,415,915
   Suedzucker AG........................................    36,201    1,403,326
   ThyssenKrupp AG......................................   368,208    8,390,520
   Volkswagen AG........................................    62,518   12,225,709
                                                                   ------------
TOTAL GERMANY...........................................            595,591,992
                                                                   ------------
GREECE -- (0.0%)
   Coca-Cola Hellenic Bottling Co. S.A..................     8,492      181,873
   Hellenic Petroleum S.A...............................   334,517    2,621,836
  *National Bank of Greece S.A..........................   210,246      492,544
                                                                   ------------
TOTAL GREECE............................................              3,296,253
                                                                   ------------
HONG KONG -- (1.9%)
 #*Cathay Pacific Airways, Ltd.......................... 2,051,000    3,714,747
   Dah Sing Banking Group, Ltd..........................    18,400       18,241
 #*Foxconn International Holdings, Ltd.................. 3,787,000    1,309,012
   Great Eagle Holdings, Ltd............................   860,324    2,539,374
   Hang Lung Group, Ltd.................................   116,000      683,394
   Henderson Land Development Co., Ltd.................. 3,364,064   23,221,252
   Hong Kong & Shanghai Hotels, Ltd..................... 1,903,131    2,509,825
   Hopewell Holdings, Ltd............................... 1,244,169    4,488,617
  #Hutchison Whampoa, Ltd............................... 5,618,000   55,108,769
   Hysan Development Co., Ltd...........................   766,285    3,400,054
   Kowloon Development Co., Ltd.........................   313,000      359,213
   New World Development Co., Ltd....................... 8,542,100   13,142,723
   Orient Overseas International, Ltd...................   488,000    3,085,036
   Wharf Holdings, Ltd.................................. 2,944,990   20,136,610
   Wheelock & Co., Ltd.................................. 3,482,000   15,255,432
                                                                   ------------
TOTAL HONG KONG.........................................            148,972,299
                                                                   ------------
IRELAND -- (0.2%)
   CRH P.L.C............................................   590,083   10,983,571
   CRH P.L.C. Sponsored ADR.............................   259,888    4,846,911
  *Governor & Co. of the Bank of Ireland P.L.C. (The)...   157,165       18,565
                                                                   ------------
TOTAL IRELAND...........................................             15,849,047
                                                                   ------------
ISRAEL -- (0.6%)
  *Bank Hapoalim B.M.................................... 2,961,906   11,652,405
  *Bank Leumi Le-Israel B.M............................. 2,937,459    9,468,190
   Bezeq Israeli Telecommunication Corp., Ltd........... 2,928,603    3,567,884
   Elbit Systems, Ltd...................................    34,203    1,204,194
   Israel Chemicals, Ltd................................   904,178   11,311,829

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           Shares     Value++
                                                         ---------- -----------
ISRAEL -- (Continued)
  *Israel Discount Bank, Ltd. Series A..................    381,656 $   538,384
  *Mellanox Technologies, Ltd...........................     23,772   1,794,012
  *NICE Systems, Ltd....................................     11,443     382,227
  *NICE Systems, Ltd. Sponsored ADR.....................    160,983   5,360,734
  *Oil Refineries, Ltd..................................    613,622     295,463
   Paz Oil Co., Ltd.....................................        321      42,300
  *Strauss Group, Ltd...................................     17,492     197,723
                                                                    -----------
TOTAL ISRAEL............................................             45,815,345
                                                                    -----------
ITALY -- (1.3%)
 #*Banca Monte Dei Paschi di Siena SpA.................. 11,927,018   3,296,991
  *Banco Popolare Scarl.................................  2,933,385   4,681,014
 #*Fiat SpA.............................................  1,512,718   7,403,205
 #*Finmeccanica SpA.....................................    995,867   4,938,900
   Intesa Sanpaolo SpA.................................. 16,289,288  26,240,185
   Parmalat SpA.........................................    602,705   1,365,934
   Telecom Italia SpA...................................  5,476,933   5,053,075
  #Telecom Italia SpA Sponsored ADR.....................  1,874,500  17,226,655
  *UniCredit SpA........................................  5,298,670  23,436,805
   Unione di Banche Italiane ScpA.......................  1,552,315   6,114,863
                                                                    -----------
TOTAL ITALY.............................................             99,757,627
                                                                    -----------
JAPAN -- (16.2%)
   77 Bank, Ltd. (The)..................................    737,372   2,808,022
  #Aeon Co., Ltd........................................  1,886,800  20,578,442
   Aisin Seiki Co., Ltd.................................     66,100   1,930,406
   Ajinomoto Co., Inc...................................    851,000  12,993,006
   Alfresa Holdings Corp................................     85,700   3,874,326
   Amada Co., Ltd.......................................    821,000   4,168,786
   Aoyama Trading Co., Ltd..............................      1,000      19,762
   Aozora Bank, Ltd.....................................    631,000   1,779,431
   Asahi Glass Co., Ltd.................................  1,871,000  12,718,755
   Asahi Kasei Corp.....................................  2,342,000  12,883,937
   Asatsu-DK, Inc.......................................     32,500     746,728
  #Autobacs Seven Co., Ltd..............................     71,600   2,938,187
   Awa Bank, Ltd. (The).................................     65,600     392,087
  #Bank of Kyoto, Ltd. (The)............................    709,400   6,097,477
   Bank of Yokohama, Ltd. (The).........................  1,220,000   5,614,500
   Canon Marketing Japan, Inc...........................    124,900   1,820,353
  #Casio Computer Co., Ltd..............................    157,200   1,202,970
   Chiba Bank, Ltd. (The)...............................    980,000   5,724,342
   Chugoku Bank, Ltd. (The).............................    391,800   5,392,149
   Citizen Holdings Co., Ltd............................    511,000   2,593,456
   Coca-Cola West Co., Ltd..............................    109,007   1,671,087
   COMSYS Holdings Corp.................................    151,700   2,016,626
   Cosmo Oil Co., Ltd...................................  1,212,364   2,156,340
  #Dai Nippon Printing Co., Ltd.........................  1,815,000  12,861,180
   Daicel Corp..........................................    515,000   3,092,002
   Daido Steel Co., Ltd.................................    324,000   1,405,095
   Dainippon Sumitomo Pharma Co., Ltd...................    309,400   3,558,654
  #Daiwa Securities Group, Inc..........................  2,988,000  11,919,617
  #Denki Kagaku Kogyo K.K...............................    227,000     700,915
   Ebara Corp...........................................    239,000     937,272
   Fuji Heavy Industries, Ltd...........................    925,000   8,917,096
   Fuji Media Holdings, Inc.............................      1,128   1,670,532
  #FUJIFILM Holdings Corp...............................  1,327,000  22,400,263
   Fujitsu, Ltd.........................................  1,291,000   4,966,932
   Fukuoka Financial Group, Inc.........................  1,800,000   7,039,045
  #Fukuyama Transporting Co., Ltd.......................     71,000     372,694
   Glory, Ltd...........................................    119,600   2,902,717
   Gunma Bank, Ltd. (The)...............................    921,397   4,445,198

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           Shares     Value++
                                                         ---------- -----------
JAPAN -- (Continued)
   H2O Retailing Corp...................................    198,000 $ 2,036,742
   Hachijuni Bank, Ltd. (The)...........................    993,231   5,130,839
   Hakuhodo DY Holdings, Inc............................     39,920   2,392,349
   Hankyu Hanshin Holdings, Inc.........................    582,000   3,221,885
   Higo Bank, Ltd. (The)................................    282,000   1,664,186
   Hiroshima Bank, Ltd. (The)...........................    300,000   1,067,154
   Hitachi Capital Corp.................................    105,100   2,018,399
   Hitachi High-Technologies Corp.......................    139,900   3,066,025
   Hitachi Transport System, Ltd........................     94,400   1,417,030
   Hokuhoku Financial Group, Inc........................  2,620,000   4,165,631
   House Foods Corp.....................................    148,300   2,393,476
   Ibiden Co., Ltd......................................    174,900   2,205,602
   Idemitsu Kosan Co., Ltd..............................     51,124   4,400,079
   Inpex Corp...........................................      4,265  24,297,137
   Isetan Mitsukoshi Holdings, Ltd......................    884,200   8,655,060
   ITOCHU Corp..........................................    183,800   1,839,757
   Iyo Bank, Ltd. (The).................................    551,000   4,260,197
   J. Front Retailing Co., Ltd..........................  1,136,000   5,907,421
   JFE Holdings, Inc....................................    882,500  12,455,549
   Joyo Bank, Ltd. (The)................................  1,376,000   6,659,184
   JTEKT Corp...........................................    463,200   3,478,435
   JX Holdings, Inc.....................................  5,553,333  29,577,407
   Kagoshima Bank, Ltd. (The)...........................    358,143   2,283,372
   Kajima Corp..........................................  1,544,000   4,276,080
   Kamigumi Co., Ltd....................................    519,000   4,185,743
   Kaneka Corp..........................................    653,542   3,188,164
   Keiyo Bank, Ltd. (The)...............................    418,000   1,832,515
   Kewpie Corp..........................................     99,900   1,649,915
   Kinden Corp..........................................    285,000   1,784,370
   Kirin Holdings Co., Ltd..............................    134,000   1,682,119
  *Kobe Steel, Ltd......................................  3,785,000   3,322,688
   Konica Minolta Holdings, Inc.........................    721,000   4,796,721
   Kyocera Corp.........................................    308,700  27,152,832
   Kyocera Corp. Sponsored ADR..........................     13,600   1,207,680
   Kyowa Hakko Kirin Co., Ltd...........................    571,000   6,077,858
   LIXIL Group Corp.....................................    371,200   8,206,589
  #Mabuchi Motor Co., Ltd...............................     36,100   1,529,804
   Marui Group Co., Ltd.................................    542,642   3,903,452
   Maruichi Steel Tube, Ltd.............................    104,400   2,171,065
  *Mazda Motor Corp.....................................  3,005,000   3,584,132
   Medipal Holdings Corp................................    339,800   4,327,508
   MEIJI Holdings Co., Ltd..............................    135,895   6,217,754
   Mitsubishi Chemical Holdings Corp....................  3,885,000  15,386,810
   Mitsubishi Corp......................................  2,732,000  48,774,242
   Mitsubishi Gas Chemical Co., Inc.....................    948,000   4,683,874
   Mitsubishi Heavy Industries, Ltd.....................  7,830,000  32,980,614
  #Mitsubishi Logistics Corp............................    236,000   3,043,600
   Mitsubishi Materials Corp............................  2,533,000   7,364,688
   Mitsubishi Tanabe Pharma Corp........................    400,000   5,765,856
   Mitsubishi UFJ Financial Group, Inc.................. 18,834,406  85,206,251
   Mitsubishi UFJ Financial Group, Inc. ADR.............  4,781,372  21,468,360
   Mitsui & Co., Ltd....................................  2,990,300  42,148,944
   Mitsui & Co., Ltd. Sponsored ADR.....................     11,723   3,298,501
  #Mitsui Chemicals, Inc................................  1,861,800   3,848,788
  *Mitsui Mining & Smelting Co., Ltd....................     69,030     146,127
   Mitsui O.S.K. Lines, Ltd.............................    983,000   2,356,182
   Mizuho Financial Group, Inc..........................    293,760     459,640
  #Mizuho Financial Group, Inc. ADR.....................    285,159     886,845
   MS&AD Insurance Group Holdings, Inc..................    715,053  12,126,438
   Nagase & Co., Ltd....................................    235,889   2,516,366
   Nanto Bank, Ltd. (The)...............................    319,000   1,626,587

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           Shares     Value++
                                                         ---------- -----------
JAPAN -- (Continued)
  *NEC Corp.............................................  5,425,101 $10,405,622
   Nippon Electric Glass Co., Ltd.......................    554,000   2,819,672
   Nippon Express Co., Ltd..............................  1,952,238   7,144,180
   Nippon Meat Packers, Inc.............................    429,536   5,330,591
  #Nippon Paper Group, Inc..............................    231,700   2,649,826
   Nippon Shokubai Co., Ltd.............................    234,000   2,295,066
  #Nippon Steel & Sumitomo Metal Corp................... 13,103,940  28,924,615
   Nippon Television Network Corp.......................    123,800   1,601,250
  #Nippon Yusen K.K.....................................  3,032,000   5,779,407
   Nishi-Nippon Bank, Ltd...............................  1,412,569   3,220,972
   Nissan Shatai Co., Ltd...............................    216,000   2,363,606
   Nisshin Seifun Group, Inc............................    394,500   4,929,833
  *Nisshin Steel Holdings Co., Ltd......................    143,100     948,264
   Nisshinbo Holdings, Inc..............................    305,000   1,995,333
   NKSJ Holdings, Inc...................................     60,350   1,100,153
   NOK Corp.............................................     82,320   1,320,694
   Nomura Holdings, Inc.................................  7,245,200  26,190,347
   Nomura Real Estate Holdings, Inc.....................     45,600     818,510
   Obayashi Corp........................................  1,650,682   7,384,582
  #Oji Holdings Corp....................................  1,997,000   5,856,001
   Onward Holdings Co., Ltd.............................    278,000   2,058,453
  #Panasonic Corp.......................................  4,044,917  24,534,694
  #Panasonic Corp. Sponsored ADR........................    302,421   1,672,388
 #*Renesas Electronics Corp.............................    121,800     451,101
   Rengo Co., Ltd.......................................    421,000   1,840,088
  #Ricoh Co., Ltd.......................................  1,666,000  13,942,569
   Rohm Co., Ltd........................................    230,500   7,444,291
   Sankyo Co., Ltd......................................     74,800   3,388,913
  #SBI Holdings, Inc....................................    458,200   3,208,757
   Seino Holdings Co., Ltd..............................    295,000   1,700,915
   Sekisui Chemical Co., Ltd............................    736,000   6,044,505
   Sekisui House, Ltd...................................  1,354,000  13,844,609
   Seven & I Holdings Co., Ltd..........................    145,300   4,480,967
  #Sharp Corp...........................................  2,998,000   6,467,524
   Shiga Bank, Ltd......................................    451,185   2,951,414
   Shimizu Corp.........................................  1,371,000   4,586,714
   Shinsei Bank, Ltd....................................  2,164,000   3,172,640
   Shizuoka Bank, Ltd...................................    785,000   8,028,966
  #Showa Denko K.K......................................  1,456,000   2,227,186
   Showa Shell Sekiyu K.K...............................    224,000   1,247,052
   SKY Perfect JSAT Holdings, Inc.......................      3,029   1,384,042
   Sohgo Security Services Co., Ltd.....................     82,600   1,160,760
   Sojitz Corp..........................................  2,593,100   3,219,064
   Sony Corp............................................    768,200   9,095,791
  #Sony Corp. Sponsored ADR.............................  1,801,665  21,151,547
   Sumitomo Bakelite Co., Ltd...........................    347,000   1,238,527
  #Sumitomo Chemical Co., Ltd...........................  2,006,000   5,637,414
   Sumitomo Corp........................................  3,241,900  44,196,159
   Sumitomo Electric Industries, Ltd....................  2,606,700  28,042,086
   Sumitomo Forestry Co., Ltd...........................    161,400   1,444,387
   Sumitomo Heavy Industries, Ltd.......................    297,000   1,064,798
   Sumitomo Metal Mining Co., Ltd.......................    414,000   5,452,311
   Sumitomo Mitsui Financial Group, Inc.................    872,600  26,664,042
  #Sumitomo Mitsui Trust Holdings, Inc..................  5,755,629  17,467,194
   Suzuken Co., Ltd.....................................    149,300   4,712,907
   Suzuki Motor Corp....................................    519,200  11,774,850
   Taisei Corp..........................................  2,110,703   5,819,584
   Taisho Pharmaceutical Holdings Co., Ltd..............     59,299   4,789,034
   Takashimaya Co., Ltd.................................    615,634   4,049,228
  #TDK Corp.............................................    173,300   6,516,763
  #Teijin, Ltd..........................................  1,535,450   3,521,280

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        Shares      Value++
                                                       --------- --------------
JAPAN -- (Continued)
   Tokai Rika Co., Ltd................................    61,200 $      768,068
   Tokyo Broadcasting System, Inc.....................    85,300        829,438
  *Tokyo Tatemono Co., Ltd............................   442,000      1,819,140
   Toppan Printing Co., Ltd........................... 1,312,000      7,582,923
  #Tosoh Corp......................................... 1,044,000      2,043,756
   Toyo Seikan Kaisha, Ltd............................   346,349      3,682,148
   Toyobo Co., Ltd....................................   664,000        731,771
   Toyoda Gosei Co., Ltd..............................    13,800        271,765
   Toyota Motor Corp..................................   175,379      6,762,117
  #Toyota Motor Corp. Sponsored ADR...................   614,188     47,581,144
   Toyota Tsusho Corp.................................   434,400      9,488,496
  #UNY Co., Ltd.......................................   393,050      2,796,995
   Wacoal Corp........................................   179,000      2,013,900
 #*Yamada Denki Co., Ltd..............................    96,810      4,199,778
   Yamaguchi Financial Group, Inc.....................   492,148      4,077,645
   Yamaha Corp........................................   327,300      2,941,243
  #Yamato Kogyo Co., Ltd..............................    82,600      2,320,178
   Yamazaki Baking Co., Ltd...........................   128,000      1,538,417
   Yokohama Rubber Co., Ltd...........................    13,000         91,377
                                                                 --------------
TOTAL JAPAN...........................................            1,265,403,342
                                                                 --------------
NETHERLANDS -- (2.7%)
   Aegon NV........................................... 3,831,576     21,428,566
   Akzo Nobel NV......................................   444,472     24,191,645
   ArcelorMittal NV................................... 2,446,831     36,174,996
  *ING Groep NV....................................... 4,933,987     43,903,032
 #*ING Groep NV Sponsored ADR......................... 1,273,519     11,283,378
   Koninklijke DSM NV.................................   452,418     23,264,983
   Koninklijke Philips Electronics NV................. 2,042,653     51,160,127
   Philips Electronics NV ADR.........................   144,736      3,629,979
                                                                 --------------
TOTAL NETHERLANDS.....................................              215,036,706
                                                                 --------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd................   138,487        305,483
   Contact Energy, Ltd................................ 1,292,916      5,887,475
   Fletcher Building, Ltd.............................     6,732         38,938
                                                                 --------------
TOTAL NEW ZEALAND.....................................                6,231,896
                                                                 --------------
NORWAY -- (1.2%)
   Aker ASA Series A..................................    72,828      2,571,509
   Cermaq ASA.........................................    27,247        372,865
   DNB ASA............................................ 1,512,837     18,912,900
  *Marine Harvest ASA................................. 7,530,562      5,908,627
   Norsk Hydro ASA.................................... 3,357,025     15,113,416
   Norsk Hydro ASA Sponsored ADR......................    59,900        258,768
   Orkla ASA.......................................... 2,797,062     22,157,276
   Petroleum Geo-Services ASA.........................   400,136      6,914,159
   Stolt-Nielsen, Ltd.................................     8,425        154,462
  *Storebrand ASA..................................... 1,082,306      5,446,559
   Subsea 7 SA........................................   590,207     12,938,550
  *Veripos, Inc.......................................    54,011        156,071
   Wilh Wilhelmsen Holding ASA........................       212          4,767
   Yara International ASA.............................    25,801      1,215,973
                                                                 --------------
TOTAL NORWAY..........................................               92,125,902
                                                                 --------------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA............................ 2,631,973      2,561,546
   Cimpor Cimentos de Portugal SA.....................   139,544        623,407
  *EDP Renovaveis SA..................................   515,052      2,453,224

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          Shares     Value++
                                                        ---------- ------------
PORTUGAL -- (Continued)
   Portugal Telecom SA.................................    525,319 $  2,641,719
                                                                   ------------
TOTAL PORTUGAL.........................................               8,279,896
                                                                   ------------
SINGAPORE -- (1.0%)
   CapitaLand, Ltd.....................................  5,036,000   13,411,619
   CapitaMalls Asia, Ltd...............................  1,863,000    2,811,294
   DBS Group Holdings, Ltd.............................  1,185,831   13,466,807
   Fraser & Neave, Ltd.................................    724,450    5,427,666
   Golden Agri-Resources, Ltd.......................... 13,990,000    7,145,200
  *Indofood Agri Resources, Ltd........................    198,000      203,732
   Keppel Land, Ltd....................................    781,000    2,163,370
 #*Neptune Orient Lines, Ltd...........................  1,228,004    1,162,253
  *Noble Group, Ltd....................................  2,997,000    3,199,976
  #Overseas Union Enterprise, Ltd......................    405,000      878,109
   Singapore Airlines, Ltd.............................  1,585,600   13,741,718
   Singapore Land, Ltd.................................    532,000    2,988,245
  #United Industrial Corp., Ltd........................  2,152,000    4,917,753
   UOL Group, Ltd......................................  1,376,600    6,369,561
   Venture Corp., Ltd..................................    307,000    1,921,562
   Wheelock Properties, Ltd............................    870,000    1,290,754
                                                                   ------------
TOTAL SINGAPORE........................................              81,099,619
                                                                   ------------
SPAIN -- (1.9%)
  #Acciona SA..........................................    114,419    7,032,865
  #Banco Bilbao Vizcaya Argentaria SA..................    668,228    5,583,652
 #*Banco de Sabadell SA................................  5,239,933   12,777,234
   Banco Espanol de Credito SA.........................    392,975    1,438,533
  #Banco Popular Espanol SA............................  4,288,643    6,706,472
   Banco Santander SA..................................  7,903,716   59,508,435
   Banco Santander SA Sponsored ADR....................  1,384,686   10,329,758
  #CaixaBank SA........................................  2,838,816   10,781,310
   Gas Natural SDG SA..................................    928,566   14,426,758
   Iberdrola SA........................................  1,285,750    6,658,812
   Repsol SA...........................................    505,218   10,124,906
                                                                   ------------
TOTAL SPAIN............................................             145,368,735
                                                                   ------------
SWEDEN -- (2.9%)
   Boliden AB..........................................    612,180   10,727,659
   Holmen AB Series A..................................      6,300      184,927
   Meda AB Series A....................................    280,396    2,872,667
   Nordea Bank AB......................................  5,366,449   48,779,174
   Skandinaviska Enskilda Banken AB Series A...........  3,481,813   28,891,356
   Skandinaviska Enskilda Banken AB Series C...........     16,918      133,137
   SSAB AB Series A....................................     51,620      369,794
   Svenska Cellulosa AB Series A.......................     66,476    1,307,031
   Svenska Cellulosa AB Series B.......................  1,586,671   30,934,064
   Swedbank AB Series A................................  1,086,067   20,173,140
   Tele2 AB Series B...................................     18,381      306,831
   Telefonaktiebolaget LM Ericsson AB Series A.........     27,246      233,719
   Telefonaktiebolaget LM Ericsson AB Series B.........  4,713,081   41,753,549
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR....    952,162    8,464,720
   TeliaSonera AB......................................  3,717,354   24,438,753
   Volvo AB Series A...................................    281,193    3,786,038
                                                                   ------------
TOTAL SWEDEN...........................................             223,356,559
                                                                   ------------
SWITZERLAND -- (5.7%)
  *ABB, Ltd............................................  1,234,095   22,287,665
   Adecco SA...........................................    358,259   17,372,851
  #Alpiq Holding AG....................................      1,593      259,954
   Aryzta AG...........................................    163,797    8,182,891

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        Shares     Value++
                                                      ---------- ------------
SWITZERLAND -- (Continued)
   Baloise Holding AG................................    200,163 $ 16,706,798
   Banque Cantonale Vaudoise AG......................        732      388,175
  #Clariant AG.......................................    429,492    4,602,431
   Credit Suisse Group AG............................  1,314,363   30,565,985
   Credit Suisse Group AG Sponsored ADR..............    838,229   19,564,265
   Givaudan SA.......................................     14,257   14,261,106
   Holcim, Ltd.......................................    887,877   60,594,265
   Lonza Group AG....................................      7,458      378,256
   Novartis AG.......................................     16,632    1,002,919
   Novartis AG ADR...................................    506,359   30,614,465
   PSP Swiss Property AG.............................     77,670    7,132,956
   St. Galler Kantonalbank AG........................      2,834    1,162,008
   Sulzer AG.........................................     44,989    6,523,720
   Swiss Life Holding AG.............................    123,557   15,603,658
   Swiss Re, Ltd.....................................  1,108,107   76,678,078
   UBS AG............................................  3,833,535   57,516,804
   Zurich Insurance Group AG.........................    221,361   54,569,851
                                                                 ------------
TOTAL SWITZERLAND....................................             445,969,101
                                                                 ------------
UNITED KINGDOM -- (20.6%)............................
   Anglo American P.L.C..............................  1,002,219   30,882,863
   Associated British Foods P.L.C....................    426,591    9,546,557
   Aviva P.L.C.......................................  8,175,916   43,785,601
   Barclays P.L.C.................................... 11,591,752   42,863,545
  #Barclays P.L.C. Sponsored ADR.....................  4,327,157   64,041,924
   BP P.L.C..........................................  1,395,752    9,967,984
   BP P.L.C. Sponsored ADR...........................  5,338,016  228,947,506
   Carnival P.L.C....................................    658,867   26,244,512
  #Carnival P.L.C. ADR...............................    241,674    9,553,373
   Eurasian Natural Resources Corp. P.L.C............    404,841    2,146,111
   Evraz P.L.C.......................................    525,138    2,003,719
   HSBC Holdings P.L.C...............................    724,498    7,143,090
  #HSBC Holdings P.L.C. Sponsored ADR................  1,453,812   71,760,160
  *International Consolidated Airlines Group SA......  3,847,175   10,029,325
   Investec P.L.C....................................  1,195,168    7,048,073
   John Wood Group P.L.C.............................     97,712    1,343,029
   Kazakhmys P.L.C...................................    690,345    7,920,547
   Kingfisher P.L.C.................................. 10,285,817   48,158,694
   Legal & General Group P.L.C.......................  1,085,509    2,353,101
  *Lloyds Banking Group P.L.C........................ 76,981,994   50,693,260
  *Lloyds Banking Group P.L.C. Sponsored ADR.........  2,857,128    7,485,675
   Mondi P.L.C.......................................  1,450,865   15,993,614
   Old Mutual P.L.C.................................. 13,164,620   36,643,450
   Pearson P.L.C. Sponsored ADR......................  1,619,661   32,555,186
   Resolution, Ltd...................................  3,422,696   12,067,276
   Rexam P.L.C.......................................  4,056,789   29,292,674
  *Royal Bank of Scotland Group P.L.C................  3,500,216   15,628,912
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.    377,000    3,370,380
   Royal Dutch Shell P.L.C. ADR......................  3,323,210  234,718,322
   Royal Dutch Shell P.L.C. Series A.................      9,655      331,292
   Royal Dutch Shell P.L.C. Series B.................    255,146    9,025,204
   RSA Insurance Group P.L.C.........................  4,956,241    8,996,370
   Sainsbury (J.) P.L.C..............................  5,529,939   31,706,793
  *Travis Perkins P.L.C..............................     38,182      667,231
  #Vedanta Resources P.L.C...........................    189,404    3,480,148
   Vodafone Group P.L.C.............................. 34,976,333   94,983,682
   Vodafone Group P.L.C. Sponsored ADR...............  8,116,661  220,935,512
   William Morrison Supermarkets P.L.C...............  8,127,143   35,188,788
   Wolseley P.L.C....................................    505,787   22,172,536
   WPP P.L.C.........................................  2,251,996   29,107,901
   WPP P.L.C. Sponsored ADR..........................     38,003    2,456,514

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                       Shares       Value++
                                                     ----------- --------------
UNITED KINGDOM -- (Continued)
   Xstrata P.L.C....................................   5,211,952 $   82,565,149
                                                                 --------------
TOTAL UNITED KINGDOM................................              1,605,805,583
                                                                 --------------
TOTAL COMMON STOCKS.................................              7,168,262,828
                                                                 --------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE.....................     334,085     22,268,022
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Tradeable
    Coupons.........................................          28              3
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@DFA Short Term Investment Fund..................  52,722,558    610,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,715,506) to be repurchased at $1,681,885.... $     1,682      1,681,868
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                611,681,868
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $7,402,475,403)...........................             $7,802,212,721
                                                                 ==============

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Shares   Value++
                                                             ------- ----------
COMMON STOCKS -- (88.0%)
Consumer Discretionary -- (19.8%)...........................
   Accordia Golf Co., Ltd...................................   5,176 $3,683,799
   Aeon Fantasy Co., Ltd....................................  57,832    774,747
   Ahresty Corp.............................................  74,500    297,933
   Aigan Co., Ltd...........................................  96,200    374,809
   Aisan Industry Co., Ltd.................................. 168,600  1,282,820
  #Akebono Brake Industry Co., Ltd.......................... 362,300  1,561,513
  #Alpen Co., Ltd...........................................  83,400  1,530,047
   Alpha Corp...............................................  30,400    335,696
   Alpine Electronics, Inc.................................. 217,400  1,889,487
   Amiyaki Tei Co., Ltd.....................................     235    581,471
   Amuse, Inc...............................................  31,699    607,817
 #*Anrakutei Co., Ltd.......................................  47,000    234,815
   AOI Pro, Inc.............................................  39,000    264,548
   AOKI Holdings, Inc.......................................  97,100  2,158,533
   Aoyama Trading Co., Ltd.................................. 295,800  5,845,699
  *Arata Corp...............................................  48,000    196,562
   Arcland Sakamoto Co., Ltd................................  58,400    846,493
   Arnest One Corp.......................................... 216,200  3,207,510
  #Asahi Co., Ltd...........................................  65,600    986,852
   Asatsu-DK, Inc........................................... 135,800  3,120,174
  *Ashimori Industry Co., Ltd............................... 319,000    408,698
   ASKUL Corp...............................................  96,100  1,443,780
   Asti Corp................................................  46,000    114,063
  #Atom Corp................................................ 181,200    917,238
   Atsugi Co., Ltd.......................................... 784,000    894,066
  #Autobacs Seven Co., Ltd..................................  89,900  3,689,148
   Avex Group Holdings, Inc................................. 160,000  3,164,325
   Belluna Co., Ltd.........................................  36,950    274,184
   Best Bridal, Inc.........................................     104    115,131
  *Best Denki Co., Ltd...................................... 304,500    424,012
  #Bic Camera, Inc..........................................   3,323  1,623,533
   Bookoff Corp.............................................  43,300    356,990
   Calsonic Kansei Corp..................................... 739,000  2,986,791
  #Can Do Co., Ltd..........................................     551    750,686
  *Carchs Holdings Co., Ltd................................. 707,200    309,981
  #Central Sports Co., Ltd..................................   8,800    125,875
   Chiyoda Co., Ltd......................................... 121,500  3,475,556
   Chofu Seisakusho Co., Ltd................................  88,800  2,043,009
  #Chori Co., Ltd...........................................  69,200    756,247
   Chuo Spring Co., Ltd..................................... 202,000    689,444
 #*Clarion Co., Ltd......................................... 591,000    924,125
   Cleanup Corp............................................. 131,900    864,999
   Colowide Co., Ltd........................................ 148,950  1,319,029
   Corona Corp..............................................  76,200    939,114
  #Cross Plus, Inc..........................................  22,000    225,967
  #Daido Metal Co., Ltd..................................... 144,000    985,459
  #Daidoh, Ltd.............................................. 119,400    681,800
 #*Daiei, Inc. (The)........................................ 521,250    986,421
  *Daiichikosho Co., Ltd....................................  61,400  1,519,128
  #Daikoku Denki Co., Ltd...................................  38,700    979,785
   Daimaruenawin Co., Ltd...................................     400      3,281
   Dainichi Co., Ltd........................................  54,900    540,030
  #Daisyo Corp..............................................  54,300    682,030
  #DCM Holdings Co., Ltd.................................... 435,600  2,968,047
   Descente, Ltd............................................ 232,000  1,357,791
  #Doshisha Co., Ltd........................................  55,400  1,541,893
   Doutor Nichires Holdings Co., Ltd........................ 143,886  1,811,111
   Dunlop Sports Co., Ltd...................................  46,700    595,304

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Consumer Discretionary -- (Continued).....................
   Dynic Corp.............................................   128,000 $  243,748
   Eagle Industry Co., Ltd................................   119,000    744,548
  #Edion Corp.............................................   376,200  1,607,800
   Exedy Corp.............................................   146,700  2,867,539
   F&A Aqua Holdings, Inc.................................    70,220    830,362
  #FCC Co., Ltd...........................................   152,200  2,733,458
  #Fields Corp............................................    31,100    447,904
   Fine Sinter Co., Ltd...................................    49,000    150,735
  *First Juken Co., Ltd...................................     8,300     87,210
   Foster Electric Co., Ltd...............................   111,200  1,619,134
   France Bed Holdings Co., Ltd...........................   687,000  1,456,733
   Freesia Macross Corp...................................   252,000     37,898
  #F-Tech, Inc............................................    29,000    455,478
  #Fuji Co., Ltd..........................................    97,000  2,045,978
   Fuji Corp, Ltd.........................................   111,800    601,557
 #*Fuji Kiko Co., Ltd.....................................   148,000    458,338
   Fuji Kyuko Co., Ltd....................................   306,000  1,916,643
   Fuji Oozx, Inc.........................................     6,000     22,754
  #Fujibo Holdings, Inc...................................   429,000  1,772,678
   Fujikura Rubber, Ltd...................................    72,900    241,312
  #Fujita Kanko, Inc......................................   383,100  1,237,050
   Fujitsu General, Ltd...................................   285,000  2,474,641
   FuKoKu Co., Ltd........................................    13,200    115,275
   Funai Electric Co., Ltd................................    84,200  1,137,760
  #Furukawa Battery Co., Ltd..............................    71,000    305,245
 #*Futaba Industrial Co., Ltd.............................   257,900    969,460
   G-7 Holdings, Inc......................................    29,200    149,271
  *Gajoen Kanko Co........................................    37,000         --
   Gakken Holdings Co., Ltd...............................   322,000    883,159
   Genki Sushi Co., Ltd...................................    19,600    255,182
  #Geo Holdings Corp......................................     1,509  1,696,041
   GLOBERIDE, Inc.........................................   476,000    650,582
  #Goldwin, Inc...........................................   180,000  1,102,888
 #*Gourmet Kineya Co., Ltd................................    87,000    568,808
   GSI Creos Corp.........................................   239,000    323,172
  #G-Tekt Corp............................................    17,600    335,050
  #Gulliver International Co., Ltd........................    28,270  1,082,428
   Gunze, Ltd.............................................   878,000  2,198,841
  #H.I.S. Co., Ltd........................................   101,800  3,076,945
  #Hagihara Industries, Inc...............................     4,300     66,383
  *HAJIME CONSTRUCTION Co., Ltd...........................    34,400  1,084,271
   Hakuyosha Co., Ltd.....................................    86,000    225,369
  #Happinet Corp..........................................    73,400    618,892
   Hard Off Corp Co., Ltd.................................    33,200    230,377
   Haruyama Trading Co., Ltd..............................    47,900    237,940
  *Haseko Corp............................................ 6,870,500  4,385,674
   Hiday Hidaka Corp......................................    37,120    606,360
 #*Higashi Nihon House Co., Ltd...........................   172,000    618,760
  *HI-LEX Corp............................................     9,700    144,283
  #Himaraya Co., Ltd......................................    35,900    298,931
   Hiramatsu, Inc.........................................       178    159,854
   H-One Co., Ltd.........................................    26,100    203,320
  #Honeys Co., Ltd........................................    81,930  1,305,432
  #Hoosiers Corp..........................................     1,227    948,127
   I Metal Technology Co., Ltd............................   142,000    218,482
  #Ichibanya Co., Ltd.....................................    33,700  1,082,054
   Ichikawa Co., Ltd......................................    63,000    118,262
 #*Ichikoh Industries, Ltd................................   285,000    400,955
   Ikyu Corp..............................................       731    376,784
   Imasen Electric Industrial Co., Ltd....................    65,000    754,625
   Imperial Hotel, Ltd....................................    11,500    303,697

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   Impress Holdings, Inc..................................    41,800 $   66,067
   Intage, Inc............................................    22,900    472,948
  *Izuhakone Railway Co., Ltd.............................       300     20,293
 #*Izutsuya Co., Ltd......................................   375,000    230,085
  *Janome Sewing Machine Co., Ltd.........................   880,000    628,410
   Japan Vilene Co., Ltd..................................   145,000    615,834
   Japan Wool Textile Co., Ltd. (The).....................   310,000  2,128,302
   Jidosha Buhin Kogyo Co., Ltd...........................    79,000    247,284
  *Joban Kosan Co., Ltd...................................   189,000    258,089
  #Joshin Denki Co., Ltd..................................   205,000  2,244,853
  #JVC Kenwood Holdings, Inc..............................   809,630  2,873,783
  #Kadokawa Group Holdings, Inc...........................    88,600  2,723,555
  #Kappa Create Holdings Co., Ltd.........................    63,450  1,367,426
   Kasai Kogyo Co., Ltd...................................   122,000    496,309
  #Kawai Musical Instruments Manufacturing Co., Ltd.......   384,000    803,679
  #Keihin Corp............................................   204,700  2,471,293
  #Keiyo Co., Ltd.........................................   175,100    934,315
   Kentucky Fried Chicken Japan, Ltd......................    78,000  1,996,874
   Kimoto Co., Ltd........................................    77,300    412,897
 #*Kinki Nippon Tourist Co., Ltd..........................   300,000    360,653
  #Kinugawa Rubber Industrial Co., Ltd....................   233,000  1,362,811
  #Kisoji Co., Ltd........................................    81,900  1,679,727
  #Kohnan Shoji Co., Ltd..................................   139,700  1,691,587
  #Kojima Co., Ltd........................................   145,700    509,219
   Komatsu Seiren Co., Ltd................................   146,000    676,890
   Komeri Co., Ltd........................................   146,000  3,523,839
  #Konaka Co., Ltd........................................   116,660  1,152,199
  *Koshidaka Holdings Co., Ltd............................     5,500    150,850
  #Kourakuen Corp.........................................    31,600    459,897
  *K's Holdings Corp......................................       400     10,697
   KU Holdings Co., Ltd...................................    68,200    383,774
  #Kura Corp..............................................    55,400    771,880
   Kurabo Industries, Ltd................................. 1,090,000  1,679,797
   Kuraudia Co., Ltd......................................     5,700     71,276
   Kuroganeya Co., Ltd....................................    11,100     43,505
  #KYB Co., Ltd...........................................   733,000  2,638,094
   Kyoritsu Maintenance Co., Ltd..........................    52,560  1,124,971
   Kyoto Kimono Yuzen Co., Ltd............................    57,300    692,785
 #*Laox Co., Ltd..........................................   322,000     96,759
   LEC, Inc...............................................    24,200    302,420
  #Look, Inc..............................................   184,000    906,249
   Mamiya-Op Co., Ltd.....................................   285,000    528,447
  #Marche Corp............................................    23,000    208,322
   Mars Engineering Corp..................................    45,700  1,088,816
 #*Maruei Department Store Co., Ltd.......................   142,000    145,917
  *Maruzen CHI Holdings Co., Ltd..........................    11,800     32,691
   Maruzen Co., Ltd.......................................    46,000    320,588
 #*Matsuya Co., Ltd.......................................   139,800  1,466,299
   Matsuya Foods Co., Ltd.................................    47,300    856,811
  #Megane TOP Co., Ltd....................................   141,300  1,625,929
  #Meiko Network Japan Co., Ltd...........................    47,100    477,884
   Meiwa Estate Co., Ltd..................................    23,500    104,032
   Meiwa Industry Co., Ltd................................     7,000     14,064
   Mikuni Corp............................................   108,000    224,646
   Misawa Homes Co., Ltd..................................   109,100  1,604,945
   Mitsuba Corp...........................................   161,690  1,026,026
   Mitsui Home Co., Ltd...................................   155,000    755,816
   Mizuno Corp............................................   447,000  2,084,106
  *Monogatari Corp. (The).................................     1,900     42,724
   MOS Food Services, Inc.................................   120,300  2,301,047
   Mr Max Corp............................................   119,000    463,642

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   Murakami Corp..........................................     7,000 $   80,186
  #Musashi Seimitsu Industry Co., Ltd.....................   102,700  2,144,781
   Nafco Co., Ltd.........................................     1,300     21,975
  *Nagawa Co., Ltd........................................     4,400     82,748
  *Naigai Co., Ltd........................................ 2,643,000  1,555,663
  *Nakayamafuku Co., Ltd..................................     4,200     32,764
   NEC Mobiling, Ltd......................................    46,800  1,946,954
  #Nice Holdings, Inc.....................................   460,000    991,052
  #Nidec Copal Corp.......................................    88,700    670,513
  #Nidec Tosok Corp.......................................   109,300    718,442
  #Nifco, Inc.............................................   228,400  5,190,359
   Nihon Eslead Corp......................................    29,500    253,854
  #Nihon Plast Co., Ltd...................................     1,600      8,113
   Nihon Tokushu Toryo Co., Ltd...........................    56,000    239,104
   Nikkato Corp...........................................       700      3,780
  *Nippon Columbia Co., Ltd...............................   707,000    203,600
   Nippon Felt Co., Ltd...................................    67,200    334,895
  #Nippon Piston Ring Co., Ltd............................   350,000    564,761
   Nippon Seiki Co., Ltd..................................   186,400  1,791,370
  #Nishimatsuya Chain Co., Ltd............................   259,200  2,088,302
   Nissan Shatai Co., Ltd.................................   298,023  3,261,153
 #*Nissan Tokyo Sales Holdings Co., Ltd...................   236,000    957,834
  #Nissen Holdings Co., Ltd...............................   181,591    709,106
   Nissin Kogyo Co., Ltd..................................   178,000  2,558,240
   Nittan Valve Co., Ltd..................................    82,800    268,639
   Noritsu Koki Co., Ltd..................................   101,700    407,873
   Ohashi Technica, Inc...................................       600      4,065
  *Ohsho Food Service Corp................................    15,200    367,676
   Omikenshi Co., Ltd.....................................    22,000     12,407
   Onward Holdings Co., Ltd...............................   626,000  4,635,222
  *OPT, Inc...............................................        18     21,096
  *Otsuka Kagu, Ltd.......................................     3,400     33,242
   Pacific Industrial Co., Ltd............................   185,500  1,090,577
  *Pal Co., Ltd...........................................    26,400  1,348,152
   Paltac Corp............................................   107,434  1,573,437
   PanaHome Corp..........................................   398,200  2,489,259
  #Parco Co., Ltd.........................................    53,600    562,480
   Paris Miki Holdings, Inc...............................   160,600    872,970
   PIA Corp...............................................    25,200    363,093
   Piolax, Inc............................................    47,300    983,840
 #*Pioneer Electronic Corp................................ 1,294,100  3,100,263
   Plenus Co., Ltd........................................   101,200  1,646,328
  #Point, Inc.............................................    79,640  3,033,238
   Press Kogyo Co., Ltd...................................   488,000  2,040,998
   Pressance Corp.........................................    12,400    228,673
   Proto Corp.............................................    15,900    261,981
   Renaissance, Inc.......................................     9,000     58,396
 #*Renown, Inc............................................   242,600    315,689
  #Resort Solution Co., Ltd...............................   180,000    360,698
   Resorttrust, Inc.......................................   163,508  3,048,195
  #Rhythm Watch Co., Ltd..................................   650,000  1,206,632
   Right On Co., Ltd......................................    67,325    556,033
   Riken Corp.............................................   458,000  1,533,330
  #Ringer Hut Co., Ltd....................................    79,500  1,015,519
  #Riso Kyoiku Co., Ltd...................................    10,250    767,515
   Roland Corp............................................    92,800    622,163
   Round One Corp.........................................   352,300  1,782,442
  #Royal Holdings Co., Ltd................................   140,200  1,748,891
   Ryohin Keikaku Co., Ltd................................   104,000  6,887,238
 #*Sagami Chain Co., Ltd..................................    84,000    682,000
  #Saizeriya Co., Ltd.....................................   150,900  2,120,094

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
Consumer Discretionary -- (Continued)
  #Sakai Ovex Co., Ltd.................................... 297,000 $  416,732
   SAN HOLDINGS, Inc......................................  13,600    231,834
  #Sanden Corp............................................ 615,000  1,849,704
   Sangetsu Co., Ltd...................................... 125,925  3,352,827
  #Sanko Marketing Foods Co., Ltd.........................     120    146,637
  #Sankyo Seiko Co., Ltd.................................. 102,400    344,975
   Sanoh Industrial Co., Ltd.............................. 126,700    747,744
  *Sanyo Electric Railway Co., Ltd........................   1,000      3,783
   Sanyo Housing Nagoya Co., Ltd..........................     415    441,422
   Sanyo Shokai, Ltd...................................... 678,000  1,995,957
   Scroll Corp............................................  99,500    308,383
  *Seiko Holdings Corp.................................... 479,407  1,262,191
   Seiren Co., Ltd........................................ 239,700  1,493,924
  #Senshukai Co., Ltd..................................... 165,200  1,040,690
   Septeni Holdings Co., Ltd..............................     339    326,783
  *Seria Co., Ltd.........................................  49,800  1,006,863
  *Seven Seas Holdings Co., Ltd........................... 549,200     89,420
  *Shidax Corp............................................   9,500     44,890
   Shikibo, Ltd........................................... 590,000    701,810
   Shimachu Co., Ltd...................................... 227,000  5,015,422
  #Shimojima Co., Ltd.....................................  19,600    227,283
   Shiroki Corp........................................... 285,000    622,812
   Shobunsha Publications, Inc............................ 320,700  2,122,247
   Shochiku Co., Ltd...................................... 344,400  3,356,628
   Shoei Co., Ltd.........................................   1,600      8,716
   Showa Corp............................................. 320,400  2,964,674
   SKY Perfect JSAT Holdings, Inc.........................   8,199  3,746,371
   SNT Corp............................................... 103,800    420,291
   Soft99 Corp............................................  70,600    421,760
   Sotoh Co., Ltd.........................................  49,700    471,127
   SPK Corp...............................................  16,800    283,510
   St. Marc Holdings Co., Ltd.............................  39,600  1,477,173
  *Starbucks Coffee Japan, Ltd............................     304    214,030
 #*Start Today Co., Ltd................................... 218,500  2,394,260
   Starts Corp., Inc......................................   1,000      6,241
   Studio Alice Co., Ltd..................................  45,400    698,205
   Suminoe Textile Co., Ltd............................... 328,000    608,225
   Sumitomo Forestry Co., Ltd............................. 436,666  3,907,773
 #*SxL Corp............................................... 460,000    728,288
   T. RAD Co., Ltd........................................ 296,000    675,758
   Tachikawa Corp.........................................  50,800    285,996
   Tachi-S Co., Ltd....................................... 112,840  2,070,721
   Tact Home Co., Ltd.....................................     516    543,786
   Taiho Kogyo Co., Ltd...................................  92,800    898,537
   Takamatsu Construction Group Co., Ltd..................  90,500  1,482,860
   Taka-Q Co., Ltd........................................  10,000     32,908
   Take & Give Needs Co., Ltd.............................   3,610    296,406
   Takihyo Co., Ltd.......................................  41,000    211,272
   Tamron Co., Ltd........................................  76,900  2,089,871
  #TBK Co., Ltd...........................................  89,000    437,689
  *Ten Allied Co., Ltd....................................  50,000    169,620
  #T-GAIA Corp............................................ 125,800  1,209,734
   Tigers Polymer Corp....................................  59,000    194,565
   Toa Corp...............................................  32,000    227,555
   Toabo Corp............................................. 183,000    123,918
  *Toei Animation Co., Ltd................................   6,400    152,674
   Toei Co., Ltd.......................................... 344,000  1,887,351
  *Tohokushinsha Film Corp................................   2,800     19,635
   Tokai Rika Co., Ltd.................................... 224,600  2,818,761
   Tokai Rubber Industries, Ltd........................... 188,700  1,671,674
  #Token Corp.............................................  35,150  1,543,438

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
  #Tokyo Derica Co., Ltd................................    37,900 $    593,354
 #*Tokyo Dome Corp......................................   806,200    2,718,214
   Tokyo Kaikan Co., Ltd................................    12,000       44,159
   Tokyo Soir Co., Ltd..................................    49,000      134,893
  #Tokyotokeiba Co., Ltd................................   828,000    1,234,800
   Tokyu Recreation Co., Ltd............................    77,000      443,335
  #Tomy Co., Ltd........................................   297,893    1,643,806
   Topre Corp...........................................   189,000    1,631,967
   Toridoll.Corp........................................    79,600    1,199,557
   Touei Housing Corp...................................    76,240      811,549
   Tow Co., Ltd.........................................     3,200       20,809
   Toyo Tire & Rubber Co., Ltd..........................   916,000    2,225,460
   Toyobo Co., Ltd...................................... 4,184,000    4,611,041
   TPR Co., Ltd.........................................   104,400    1,168,809
   TS Tech Co., Ltd.....................................   232,200    3,955,138
   TSI Holdings Co., Ltd................................   409,495    2,499,119
  *Tsukamoto Co., Ltd...................................   124,000      197,277
   Tsutsumi Jewelry Co., Ltd............................    49,300    1,132,106
   TV Asahi Corp........................................    32,600      420,318
   TV Tokyo Holdings Corp...............................    17,200      193,304
   Umenohana Co., Ltd...................................        44       95,081
   Unipres Corp.........................................   166,700    3,842,968
  #United Arrows, Ltd...................................    97,600    2,500,721
 #*Unitika, Ltd......................................... 2,595,000    1,299,730
 #*Usen Corp............................................   355,450      369,802
   U-Shin, Ltd..........................................   112,900      484,160
  *Village Vanguard Co., Ltd............................       120      119,074
   VT Holdings Co., Ltd.................................   104,800      743,976
   Watabe Wedding Corp..................................    29,500      240,320
  #WATAMI Co., Ltd......................................   105,600    2,362,040
  #West Holdings Corp...................................    32,000      407,468
   Wowow, Inc...........................................        89      208,402
   Xebio Co., Ltd.......................................   120,600    2,359,859
 #*Yamatane Corp........................................   361,000      470,033
   Yamato International, Inc............................     4,200       18,688
  #Yellow Hat, Ltd......................................    84,100    1,128,609
   Yomiuri Land Co., Ltd................................   225,000      709,978
   Yonex Co., Ltd.......................................    40,000      230,155
   Yorozu Corp..........................................    70,000    1,038,738
  #Yoshinoya Holdings Co., Ltd..........................     2,328    2,952,417
   Zenrin Co., Ltd......................................   131,800    1,614,637
  #Zensho Co., Ltd......................................   313,600    3,814,086
 #*Zojirushi Corp.......................................    16,000       54,931
                                                                   ------------
Total Consumer Discretionary............................            376,167,875
                                                                   ------------
Consumer Staples -- (8.9%)
  *Aderans Co., Ltd.....................................    82,650    1,081,583
  *Aeon Hokkaido Corp...................................   389,700    1,742,309
   Ahjikan Co., Ltd.....................................    10,500       97,368
   Ain Pharmaciez, Inc..................................    48,100    3,406,124
   Arcs Co., Ltd........................................   139,700    2,948,545
   Ariake Japan Co., Ltd................................   103,700    2,211,230
   Artnature, Inc.......................................     6,700      105,677
   Belc Co., Ltd........................................    13,400      197,919
   Cawachi, Ltd.........................................    81,900    1,747,043
   Chubu Shiryo Co., Ltd................................    89,000      569,197
   Chuo Gyorui Co., Ltd.................................    93,000      215,605
   Coca-Cola Central Japan Co., Ltd.....................   121,400    1,492,185
   Cocokara fine, Inc...................................    69,260    2,332,495
  #Cosmos Pharmaceutical Corp...........................    37,300    3,678,433
  *CREATE SD HOLDINGS Co., Ltd..........................    12,300      327,441

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Consumer Staples -- (Continued)
   CVS Bay Area, Inc......................................    27,000 $   25,679
   Daikokutenbussan Co., Ltd..............................    22,200    705,644
  #Dr. Ci:Labo Co., Ltd...................................       617  1,983,096
   Dydo Drinco, Inc.......................................    49,800  2,124,910
   Echo Trading Co., Ltd..................................    11,000     95,618
  #Ensuiko Sugar Refining Co., Ltd........................   102,000    233,861
   Ezaki Glico Co., Ltd...................................     5,000     56,378
   Fancl Corp.............................................   181,300  1,948,245
 #*First Baking Co., Ltd..................................   183,000    183,572
   Fuji Oil Co., Ltd......................................   268,900  3,579,115
   Fujicco Co., Ltd.......................................   116,600  1,495,445
 #*Fujiya Co., Ltd........................................   375,000    930,469
  *HABA Laboratories, Inc.................................       100      3,365
   Hagoromo Foods Corp....................................    40,000    550,892
   Harashin Narus Holdings Co., Ltd.......................    61,500  1,145,894
  *Hayashikane Sangyo Co., Ltd............................   284,000    228,042
   Heiwado Co., Ltd.......................................   152,800  2,126,346
   Hohsui Corp............................................   127,000    162,428
   Hokkaido Coca-Cola Bottling Co., Ltd...................    87,000    434,772
  #Hokuto Corp............................................   113,700  2,272,553
   Inageya Co., Ltd.......................................   172,800  2,111,716
  #Ito En, Ltd............................................    18,300    344,366
   Itochu-Shokuhin Co., Ltd...............................    27,400  1,001,647
   Itoham Foods, Inc......................................   674,800  2,696,635
   Izumiya Co., Ltd.......................................   447,000  2,212,376
   J-Oil Mills, Inc.......................................   477,000  1,237,399
  #Kameda Seika Co., Ltd..................................    70,100  1,740,206
   Kasumi Co., Ltd........................................   210,300  1,372,711
   Kato Sangyo Co., Ltd...................................   109,300  1,976,914
  *Kenko Mayonnaise Co., Ltd..............................       900      8,850
   Key Coffee, Inc........................................    73,600  1,431,100
   Kirindo Co., Ltd.......................................    28,300    187,942
   Kose Corp..............................................   150,100  3,239,496
   Kusuri No Aoki Co., Ltd................................    20,100  1,047,009
   Kyodo Shiryo Co., Ltd..................................   387,000    441,749
  #Kyokuyo Co., Ltd.......................................   371,000    823,350
  #Life Corp..............................................   183,400  2,832,577
  #Lion Corp..............................................    57,000    329,317
  #Mandom Corp............................................    91,000  2,401,540
   Marudai Food Co., Ltd..................................   465,000  1,631,417
  #Maruetsu, Inc. (The)...................................   375,000  1,235,510
   Maruha Nichiro Holdings, Inc........................... 2,030,069  3,335,894
  #Matsumotokiyoshi Holdings Co., Ltd.....................   152,100  3,662,852
  *Maxvalu Tohok Co., Ltd.................................    15,800    137,219
   Maxvalu Tokai Co., Ltd.................................    57,500    812,123
   Megmilk Snow Brand Co., Ltd............................   222,200  3,751,649
   Meito Sangyo Co., Ltd..................................    53,600    681,680
   Mikuni Coca-Cola Bottling Co., Ltd.....................   171,600  1,425,616
   Milbon Co., Ltd........................................    52,314  1,692,486
   Ministop Co., Ltd......................................    75,800  1,279,234
  #Mitsubishi Shokuhin Co., Ltd...........................    87,800  2,140,536
  #Mitsui Sugar Co., Ltd..................................   454,850  1,465,481
   Miyoshi Oil & Fat Co., Ltd.............................   261,000    323,928
   Morinaga & Co., Ltd....................................   933,000  2,055,602
   Morinaga Milk Industry Co., Ltd........................   921,000  3,045,581
  #Morishita Jinton Co., Ltd..............................    47,800    226,365
   Morozoff, Ltd..........................................   127,000    442,182
   Nagatanien Co., Ltd....................................   123,000  1,210,485
   Nakamuraya Co., Ltd....................................   198,000    977,224
   Natori Co., Ltd........................................     2,500     27,321
  #Nichimo Co., Ltd.......................................   161,000    330,689

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          Shares     Value++
                                                         --------- ------------
Consumer Staples -- (Continued)
  #Nichirei Corp........................................ 1,248,000 $  6,884,055
  #Nihon Chouzai Co., Ltd...............................    20,300      539,258
   Niitaka Co., Ltd.....................................     7,260       85,519
   Nippon Beet Sugar Manufacturing Co., Ltd.............   543,000    1,040,161
   Nippon Flour Mills Co., Ltd..........................   557,000    2,330,628
  #Nippon Formula Feed Manufacturing Co., Ltd...........   363,000      464,373
  #Nippon Suisan Kaisha, Ltd............................ 1,182,600    2,592,458
   Nisshin Oillio Group, Ltd. (The).....................   550,000    2,024,970
   Nissin Sugar Holdings Co., Ltd.......................    15,500      294,825
   Nitto Fuji Flour Milling Co., Ltd....................    64,000      235,754
  #Noevir Holdings Co., Ltd.............................    34,300      524,085
   Oenon Holdings, Inc..................................   261,000      641,550
  #Oie Sangyo Co., Ltd..................................    20,900      211,677
   Okuwa Co., Ltd.......................................   115,000    1,548,732
   Olympic Corp.........................................    64,900      560,509
  *OUG Holdings, Inc....................................     9,000       16,691
   Pietro Co., Ltd......................................     5,100       54,645
   Pigeon Corp..........................................    91,800    4,229,895
  #Poplar Co., Ltd......................................    25,760      165,185
   Prima Meat Packers, Ltd..............................   701,000    1,265,569
  *Qol Co., Ltd.........................................       200        1,833
  #Riken Vitamin Co., Ltd...............................    79,200    2,081,120
   Rock Field Co., Ltd..................................    50,100      898,876
   S Foods, Inc.........................................    73,762      688,276
   S.T. Chemical Co., Ltd...............................    75,100      830,416
   Sakata Seed Corp.....................................   164,600    2,126,954
   San-A Co., Ltd.......................................    29,200    1,133,740
   Sapporo Holdings, Ltd................................ 1,621,000    4,526,839
  #Shoei Foods Corp.....................................    44,000      329,608
   Showa Sangyo Co., Ltd................................   524,000    1,752,117
   Sogo Medical Co., Ltd................................    23,300      839,958
   Starzen Co., Ltd.....................................   293,000      873,352
   Takara Holdings, Inc.................................   834,500    6,250,961
   Three F Co., Ltd.....................................     4,100       23,427
  #Tobu Store Co., Ltd..................................   205,000      664,905
   Toho Co., Ltd........................................   170,000      655,822
  #Tohto Suisan Co., Ltd................................   138,000      210,925
   Torigoe Co., Ltd. (The)..............................    86,600      676,352
   Toyo Sugar Refining Co., Ltd.........................   157,000      167,335
  *Tsuruha Holdings, Inc................................    73,200    5,548,589
   Uoriki Co., Ltd......................................     1,500       18,207
   Valor Co., Ltd.......................................   175,400    2,999,455
   Warabeya Nichiyo Co., Ltd............................    51,360    1,048,756
   Welcia Holdings Co., Ltd.............................    25,500      937,094
   Yaizu Suisankagaku Industry Co., Ltd.................    41,000      378,416
   Yamaya Corp..........................................    10,400      149,418
   Yaoko Co., Ltd.......................................    40,800    1,666,609
  #Yokohama Reito Co., Ltd..............................   189,100    1,284,264
   Yomeishu Seizo Co., Ltd..............................   100,000      882,609
   Yonekyu Corp.........................................   100,000      812,399
   Yuasa Funashoku Co., Ltd.............................   112,000      260,910
  #Yukiguni Maitake Co., Ltd............................    99,056      323,897
   Yutaka Foods Corp....................................     6,000      114,071
                                                                   ------------
Total Consumer Staples..................................            168,635,501
                                                                   ------------
Energy -- (0.8%)
   AOC Holdings, Inc....................................   182,800      627,654
   BP Castrol K.K.......................................    66,500      288,320
 #*Fuji Kosan Co., Ltd..................................    33,100      182,207
   Itochu Enex Co., Ltd.................................   302,200    1,579,981
   Japan Drilling Co., Ltd..............................    22,200      642,747

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           Shares     Value++
                                                          --------- -----------
Energy -- (Continued)
   Japan Oil Transportation Co., Ltd.....................    79,000 $   178,056
   Kanto Natural Gas Development Co., Ltd................   155,000     819,978
 #*Kyoei Tanker Co., Ltd.................................   111,000     231,763
   Mitsuuroko Holdings Co., Ltd..........................   166,300   1,083,496
   Modec, Inc............................................    50,100   1,017,588
  #Nippon Gas Co., Ltd...................................   148,900   2,603,182
   Nippon Seiro Co., Ltd.................................    64,000     177,238
  #Sala Corp.............................................   128,500     789,513
   San-Ai Oil Co., Ltd...................................   273,000   1,196,988
   Shinko Plantech Co., Ltd..............................   188,400   1,547,811
   Sinanen Co., Ltd......................................   251,000   1,072,930
   Toa Oil Co., Ltd......................................   352,000     396,989
   Toyo Kanetsu K.K......................................   536,000   1,041,706
                                                                    -----------
Total Energy.............................................            15,478,147
                                                                    -----------
Financials -- (10.7%)
   77 Bank, Ltd. (The)...................................   155,000     590,263
   Aichi Bank, Ltd. (The)................................    54,200   3,000,817
   Airport Facilities Co., Ltd...........................   125,070     576,718
  *Aizawa Securities Co., Ltd............................       300         536
   Akita Bank, Ltd. (The)................................   895,400   2,457,897
   Aomori Bank, Ltd. (The)...............................   900,000   2,673,081
   Asax Co., Ltd.........................................        17      16,552
   Awa Bank, Ltd. (The)..................................   673,000   4,022,474
   Bank of Iwate, Ltd. (The).............................    72,700   3,369,803
   Bank of Kochi, Ltd. (The).............................     3,000       2,971
   Bank of Nagoya, Ltd. (The)............................   752,297   2,575,420
   Bank of Okinawa, Ltd. (The)...........................    96,000   3,996,314
   Bank of Saga, Ltd. (The)..............................   626,000   1,373,186
   Bank of the Ryukyus, Ltd..............................   177,580   2,233,074
  *Chiba Kogyo Bank, Ltd. (The)..........................   181,900     912,428
   Chukyo Bank, Ltd. (The)...............................   675,000   1,521,063
  *Cosmos Initia Co., Ltd................................    53,000     351,379
   Daibiru Corp..........................................   238,900   1,932,870
   Daikyo, Inc........................................... 1,585,000   4,228,516
   Daisan Bank, Ltd. (The)...............................   674,000   1,198,020
   Daishi Bank, Ltd. (The)............................... 1,494,000   4,936,839
   Daito Bank, Ltd. (The)................................   562,000     492,729
   Ehime Bank, Ltd. (The)................................   664,000   1,697,874
   Eighteenth Bank, Ltd. (The)........................... 1,088,000   2,852,620
   FIDEA Holdings Co., Ltd...............................   396,600     785,221
   Fukui Bank, Ltd. (The)................................ 1,003,000   2,114,541
   Fukushima Bank, Ltd. (The)............................ 1,026,000     655,383
   Fuyo General Lease Co., Ltd...........................    84,500   2,364,507
   Goldcrest Co., Ltd....................................    84,690   1,273,361
   Heiwa Real Estate Co., Ltd............................   174,300   2,039,045
   Higashi-Nippon Bank, Ltd..............................   662,000   1,427,634
   Higo Bank, Ltd. (The).................................   818,000   4,827,321
   Hokkoku Bank, Ltd. (The).............................. 1,190,000   4,296,076
   Hokuetsu Bank, Ltd. (The).............................   965,000   1,850,251
  *Hulic Co., Ltd........................................    48,000     381,971
   Hyakugo Bank, Ltd. (The).............................. 1,116,609   4,886,171
   Hyakujishi Bank, Ltd. (The)........................... 1,097,000   4,300,766
   IBJ Leasing Co., Ltd..................................    85,800   2,168,568
  *Ichigo Group Holdings Co., Ltd........................        19       2,714
   Ichiyoshi Securities Co., Ltd.........................   166,400     869,919
  #Iida Home Max Co., Ltd................................    88,100     777,302
   Iwai Cosmo Holdings, Inc..............................    53,800     182,532
   J Trust Co., Ltd......................................    17,200     253,101
  *Japan Asia Investment Co., Ltd........................   469,000     282,990
 #*Jimoto Holdings, Inc..................................   132,800     213,501

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Financials -- (Continued)
  *Jowa Holdings Co., Ltd.................................       700 $   12,843
   Juroku Bank, Ltd....................................... 1,473,000  4,779,955
  #kabu.com Securities Co., Ltd...........................   438,600  1,210,591
   Kabuki-Za Co., Ltd.....................................    39,000  2,244,717
  #Kagoshima Bank, Ltd. (The).............................   668,000  4,258,892
  *Kansai Urban Banking Corp..............................   160,000    196,629
   Keihanshin Building Co., Ltd...........................    33,600    160,883
   Keiyo Bank, Ltd. (The).................................   709,000  3,108,261
  *Kenedix, Inc...........................................    11,449  1,487,416
   Kita-Nippon Bank, Ltd. (The)...........................    49,406  1,349,780
   Kiyo Holdings, Inc..................................... 3,313,900  4,529,074
   Kobayashi Yoko Co., Ltd................................   208,500    465,280
  #Kosei Securities Co., Ltd..............................   285,000    265,169
   Kyokuto Securities Co., Ltd............................   100,900    766,558
  *Leopalace21 Corp.......................................   646,085  1,945,226
   Marusan Securities Co., Ltd............................   303,000    936,606
  #Matsui Securities Co., Ltd.............................   525,200  3,541,825
   Michinoku Bank, Ltd. (The).............................   736,000  1,437,895
   Mie Bank, Ltd. (The)...................................   208,000    443,277
   Minato Bank, Ltd. (The)................................ 1,063,000  1,903,855
   Mito Securities Co., Ltd...............................   263,000    466,386
   Miyazaki Bank, Ltd. (The)..............................   703,000  1,726,380
  #Monex Group, Inc.......................................    10,334  1,761,112
   Musashino Bank, Ltd....................................   152,300  4,362,228
   Nagano Bank, Ltd. (The)................................   360,000    685,314
   Nanto Bank, Ltd. (The).................................   550,000  2,804,461
  *New Real Property K.K..................................    43,900         --
   Nisshin Fudosan Co., Ltd...............................    95,000    506,992
  *North Pacific Bank, Ltd................................   770,300  1,990,612
   Ogaki Kyoritsu Bank, Ltd. (The)........................ 1,410,000  4,963,527
   Oita Bank, Ltd. (The)..................................   789,900  2,652,826
   Okasan Securities Group, Inc...........................   832,000  3,143,114
  *Osaka Securities Exchange Co., Ltd.....................       193    719,420
  *Relo Holdings, Inc.....................................    19,000    631,932
   Ricoh Leasing Co., Ltd.................................    84,600  1,970,679
   San-in Godo Bank, Ltd. (The)...........................   791,000  5,471,237
  *Sawada Holdings Co., Ltd...............................     6,500     35,785
  #SBI Holdings, Inc......................................    70,160    491,328
   Senshu Ikeda Holdings, Inc.............................   234,100  1,459,537
  #Shiga Bank, Ltd........................................   206,000  1,347,543
   Shikoku Bank, Ltd......................................   893,000  2,214,979
  *SHIMANE BANK, Ltd. (The)...............................       600      8,033
   Shimizu Bank, Ltd......................................    40,300  1,182,933
 #*Sparx Group Co., Ltd...................................     1,477     96,814
   Sumitomo Real Estate Sales Co., Ltd....................    45,150  2,125,942
   Sun Frontier Fudousan Co., Ltd.........................       208     66,815
   Taiko Bank, Ltd. (The).................................    84,000    206,394
  *Takagi Securities Co., Ltd.............................   206,000    215,117
  *Takara Leben Co., Ltd..................................   168,200  1,803,333
   TOC Co., Ltd...........................................   435,250  2,317,834
   Tochigi Bank, Ltd......................................   726,000  2,547,864
   Toho Bank, Ltd.........................................   947,200  3,167,725
   Toho Real Estate Co., Ltd..............................   140,700    769,379
   Tohoku Bank, Ltd. (The)................................   433,000    624,076
   Tokai Tokyo Financial Holdings, Inc.................... 1,129,000  4,067,662
  #Tokyo Rakutenchi Co., Ltd..............................   218,000    817,247
  *Tokyo Tatemono Co., Ltd................................ 1,893,000  7,791,021
  #Tokyo Theatres Co., Inc................................   362,000    462,521
   Tokyo Tomin Bank, Ltd..................................   151,400  1,303,300
  #Tokyu Livable, Inc.....................................   110,800  1,442,768
   Tomato Bank, Ltd.......................................   422,000    745,995

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
Financials -- (Continued)
   TOMONY Holdings, Inc.................................   691,550 $  2,902,394
   Tosei Corp...........................................     1,398      523,692
   Tottori Bank, Ltd....................................   330,000      678,304
   Towa Bank, Ltd....................................... 1,384,000    1,368,829
   Toyo Securities Co., Ltd.............................   331,000      570,083
   Tsukuba Bank, Ltd. (The).............................   282,200      905,231
   Yachiyo Bank, Ltd. (The).............................    42,500      758,789
   Yamagata Bank, Ltd...................................   681,500    3,005,490
   Yamanashi Chuo Bank, Ltd.............................   744,000    3,011,318
                                                                   ------------
Total Financials........................................            202,903,346
                                                                   ------------
Health Care -- (4.7%)
   As One Corp..........................................    72,368    1,495,964
   Asahi Intecc Co., Ltd................................     6,400      189,980
   ASKA Pharmaceutical Co., Ltd.........................   106,000      552,345
   BML, Inc.............................................    45,100    1,136,844
   CMIC Holdings Co., Ltd...............................    37,000      564,919
   Create Medic Co., Ltd................................    28,000      280,838
   Daito Pharmaceutical Co., Ltd........................    23,700      405,968
   Eiken Chemical Co., Ltd..............................    74,800    1,027,868
   EPS Corp.............................................       583    1,739,879
   FALCO SD HOLDINGS Co., Ltd...........................    36,300      428,923
   Fuso Pharmaceutical Industries, Ltd..................   344,000    1,111,107
   Hitachi Medical Corp.................................    85,000    1,044,570
   Hogy Medical Co., Ltd................................    57,400    2,936,786
   Iwaki & Co., Ltd.....................................    66,000      142,050
  #Japan Medical Dynamic Marketing, Inc.................    44,900      134,549
   JCR Pharmaceuticals Co., Ltd.........................    10,200      118,767
  *Jeol, Ltd............................................   296,000      616,135
   JMS Co., Ltd.........................................   126,000      394,226
   Kaken Pharmaceutical Co., Ltd........................   364,000    5,637,927
   Kawanishi Holdings, Ltd..............................     3,000       27,825
   Kawasumi Laboratories, Inc...........................    46,300      252,365
   Kissei Pharmaceutical Co., Ltd.......................   106,300    1,812,061
   KYORIN Holdings, Inc.................................   214,000    4,524,370
  *Mani, Inc............................................    10,000      371,402
  #Medical System Network Co., Ltd......................    27,400      149,425
 #*Message Co., Ltd.....................................       433    1,335,317
  #Mochida Pharmaceutical Co., Ltd......................   295,000    3,805,742
  #Nagaileben Co., Ltd..................................    50,900      747,389
  *Nakanishi, Inc.......................................     2,900      316,498
   Nichii Gakkan Co.....................................   234,000    2,131,110
   Nichi-iko Pharmaceutical Co., Ltd....................    21,100      446,397
   Nihon Kohden Corp....................................   173,900    6,468,886
   Nikkiso Co., Ltd.....................................   303,000    3,618,127
   Nippon Chemiphar Co., Ltd............................   151,000    1,002,377
   Nippon Shinyaku Co., Ltd.............................   239,000    2,879,212
  #Nipro Corp...........................................   585,900    4,005,903
   Nissui Pharmaceutical Co., Ltd.......................    64,200      671,212
   Paramount Bed Holdings Co., Ltd......................    47,000    1,638,445
   Rion Co., Ltd........................................     5,000       34,216
   Rohto Pharmaceutical Co., Ltd........................   424,000    5,843,559
  #Sawai Pharmaceutical Co., Ltd........................    40,300    4,451,796
   Seikagaku Corp.......................................   179,800    2,061,135
 #*Shin Nippon Biomedical Laboratories, Ltd.............    24,700      118,187
   Ship Healthcare Holdings, Inc........................   155,600    5,188,557
   Shofu, Inc...........................................     4,000       44,771
   Taiko Pharmaceutical Co., Ltd........................    22,500      211,070
   Techno Medica Co., Ltd...............................        24      139,842
   Toho Holdings Co., Ltd...............................   217,800    4,452,305
   Tokai Corp...........................................    18,200      448,652

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
Health Care -- (Continued)
   Torii Pharmaceutical Co., Ltd..........................  65,200 $ 1,443,252
  #Towa Pharmaceutical Co., Ltd...........................  46,900   2,980,142
  #Tsukui Corp............................................  60,700   1,414,962
   Vital KSK Holdings, Inc................................ 151,300   1,532,391
 #*Wakamoto Pharmaceutical Co., Ltd....................... 100,000     265,977
  #ZERIA Pharmaceutical Co., Ltd.......................... 109,000   1,740,976
                                                                   -----------
Total Health Care.........................................          88,535,498
                                                                   -----------
Industrials -- (23.2%)
 #*A&A Material Corp...................................... 235,000     197,335
   Advan Co., Ltd.........................................  96,900   1,016,602
 #*Advanex, Inc...........................................  73,000      66,794
  #Aeon Delight Co., Ltd..................................  87,100   1,792,145
  #Aica Kogyo Co., Ltd.................................... 246,200   4,167,837
   Aichi Corp............................................. 132,000     526,393
   Aida Engineering, Ltd.................................. 276,800   1,761,887
   Airtech Japan, Ltd.....................................   2,600      10,913
   Alinco, Inc............................................   4,800      38,963
   Alps Logistics Co., Ltd................................  50,700     499,924
   Altech Co., Ltd........................................   5,300      14,310
  #Altech Corp............................................  37,150     294,573
   Ando Corp.............................................. 450,000     507,544
   Anest Iwata Corp....................................... 155,000     587,167
 #*Arrk Corp.............................................. 221,700     482,312
   Asahi Diamond Industrial Co., Ltd...................... 253,200   2,242,333
   Asahi Kogyosha Co., Ltd................................ 109,000     360,461
 #*Asanuma Corp........................................... 796,000     539,425
   Asia Air Survey Co., Ltd...............................  30,000      99,849
   Asunaro Aoki Construction Co., Ltd..................... 154,000     833,906
   Ataka Construction & Engineering Co., Ltd..............  60,000     243,694
   Bando Chemical Industries, Ltd......................... 360,000   1,096,115
  #Benefit One, Inc.......................................     143     146,962
   Bunka Shutter Co., Ltd................................. 227,000     969,203
   Central Glass Co., Ltd................................. 898,000   2,599,139
   Central Security Patrols Co., Ltd......................  43,700     432,425
   Chiyoda Integre Co., Ltd...............................  14,400     148,378
   Chudenko Corp.......................................... 130,500   1,161,805
  #Chugai Ro Co., Ltd..................................... 342,000     916,924
   CKD Corp............................................... 262,700   1,339,948
   COMSYS Holdings Corp...................................   5,900      78,432
  #Cosel Co., Ltd......................................... 111,900   1,444,946
   CTI Engineering Co., Ltd...............................  44,600     271,876
   Dai-Dan Co., Ltd....................................... 156,000     921,632
   Daido Kogyo Co., Ltd................................... 145,000     232,807
   Daifuku Co., Ltd....................................... 406,500   2,032,094
  *Daihatsu Diesel Manufacturing Co., Ltd.................  12,000      30,385
  #Daihen Corp............................................ 487,000   1,305,181
   Daiho Corp............................................. 763,000     889,588
 #*Daiichi Chuo K.K....................................... 596,000     470,394
   Daiichi Jitsugyo Co., Ltd.............................. 198,000     828,523
  #Daiseki Co., Ltd....................................... 179,263   2,418,095
  #Daiseki Eco. Solution Co., Ltd.........................      97     136,189
  *Daisue Construction Co., Ltd........................... 117,500      66,300
   Daiwa Industries, Ltd.................................. 178,000     756,427
   Daiwa Odakyu Construction Co., Ltd.....................  48,500      91,664
  *Danto Holdings Corp.................................... 206,000     209,168
   Denyo Co., Ltd.........................................  85,100     901,934
   Dijet Industrial Co., Ltd..............................  80,000     137,427
   DMW Corp...............................................   4,800      83,151
  *Dream Incubator, Inc...................................     173     146,201
   Duskin Co., Ltd........................................ 223,500   4,244,799

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Industrials -- (Continued)
   Ebara Jitsugyo Co., Ltd................................     8,900 $  135,626
   Eidai Co., Ltd.........................................    17,000     68,167
   Emori & Co., Ltd.......................................    10,300    104,390
 #*en-japan, Inc..........................................       108    115,530
  *Enshu, Ltd.............................................   194,000    150,769
 #*Fudo Tetra Corp........................................   317,300    418,044
  #Fujikura, Ltd.......................................... 1,656,000  4,607,975
 #*Fujisash Co., Ltd......................................    72,000     63,276
   Fujitec Co., Ltd.......................................   323,000  1,935,605
  #Fukuda Corp............................................   575,000  2,182,878
   Fukushima Industries Corp..............................    29,700    522,397
  #Fukuyama Transporting Co., Ltd.........................   629,400  3,303,851
   Funai Consulting, Inc..................................   101,600    668,207
  *Furukawa Co., Ltd...................................... 1,407,000  1,252,037
 #*Furukawa Electric Co., Ltd............................. 2,035,000  4,058,161
  #Furusato Industries, Ltd...............................    50,600    443,863
   Futaba Corp............................................   154,300  1,821,536
   Gecoss Corp............................................   112,400    762,429
   Glory, Ltd.............................................   246,600  5,985,033
   Hamakyorex Co., Ltd....................................    19,700    614,132
   Hanwa Co., Ltd.........................................   883,000  3,086,635
  #Hazama Corp............................................   390,600    865,990
  #Hibiya Engineering, Ltd................................   125,900  1,420,732
   Hisaka Works, Ltd......................................    81,000    563,568
  *Hitachi Cable, Ltd.....................................   823,000  1,081,538
   Hitachi Koki Co., Ltd..................................   233,100  1,671,996
   Hitachi Metals Techno, Ltd.............................    56,500    344,395
   Hitachi Tool Engineering, Ltd..........................    94,000    879,594
   Hitachi Zosen Corp..................................... 3,596,000  4,505,574
   Hokuetsu Industries Co., Ltd...........................    85,000    181,233
   Hokuriku Electrical Construction Co., Ltd..............    56,000    160,824
   Hoshizaki Electric Co., Ltd............................    27,700    754,219
   Hosokawa Micron Corp...................................   142,000    785,754
   Howa Machinery, Ltd....................................   524,000    492,957
   Ichiken Co., Ltd.......................................    87,000    162,499
   Ichinen Holdings Co., Ltd..............................    74,800    453,952
   Idec Corp..............................................   137,300  1,078,124
  #Iino Kaiun Kaisha, Ltd.................................   401,600  1,146,883
   Inaba Denki Sangyo Co., Ltd............................    87,400  2,385,844
   Inaba Seisakusho Co., Ltd..............................    58,800    722,645
   Inabata & Co., Ltd.....................................   317,300  2,050,848
 #*Inui Steamship Co., Ltd................................    95,900    235,387
   Iseki & Co., Ltd.......................................   765,000  1,755,106
   Ishii Iron Works Co., Ltd..............................   114,000    184,353
  *Ishikawa Seisakusho, Ltd...............................   101,000     78,530
  #Itoki Corp.............................................   174,200  1,083,689
 #*Iwasaki Electric Co., Ltd..............................   221,000    316,027
   Iwatani Corp...........................................   887,000  3,476,470
   Jalux, Inc.............................................    40,800    425,837
   Jamco Corp.............................................    80,000    385,536
  #Japan Airport Terminal Co., Ltd........................   182,600  1,984,872
  *Japan Bridge Corp......................................    11,300     36,200
  #Japan Foundation Engineering Co., Ltd..................   162,500    599,391
   Japan Pulp & Paper Co., Ltd............................   464,000  1,383,167
   Japan Transcity Corp...................................   231,000    790,131
   JK Holdings Co., Ltd...................................    92,540    449,295
  #JP-Holdings, Inc.......................................    43,700    544,056
  #Juki Corp..............................................   345,000    423,597
   Kamei Corp.............................................   153,000  1,321,878
   Kanaden Corp...........................................   116,000    675,719
   Kanagawa Chuo Kotsu Co., Ltd...........................   192,000  1,130,004

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Industrials -- (Continued)
  #Kanamoto Co., Ltd......................................   124,000 $1,513,324
   Kandenko Co., Ltd......................................   461,000  2,147,099
  *Kanematsu Corp......................................... 2,078,625  2,451,964
 #*Kanematsu-NNK Corp.....................................   125,000    205,251
  *Katakura Industries Co., Ltd...........................   115,100    994,588
   Kato Works Co., Ltd....................................   287,000    792,377
   KAWADA TECHNOLOGIES, Inc...............................   100,200  1,298,136
   Kawasaki Kinkai Kisen Kaisha, Ltd......................    99,000    234,365
 #*Kawasaki Kisen Kaisha, Ltd............................. 4,568,000  5,790,221
   Keihin Co., Ltd. (The).................................   199,000    229,442
  *KI Holdings Co., LTD...................................    92,000    117,588
   Kimura Chemical Plants Co., Ltd........................    74,900    236,512
   King Jim Co., Ltd......................................    19,300    155,325
   Kinki Sharyo Co., Ltd..................................   185,000    596,123
   Kintetsu World Express, Inc............................    79,000  2,225,082
  #Kitagawa Iron Works Co., Ltd...........................   369,000    614,951
   Kitano Construction Corp...............................   242,000    585,133
   Kitazawa Sangyo Co., Ltd...............................    54,500    104,015
   Kito Corp..............................................        99     82,875
   Kitz Corp..............................................   443,300  1,872,180
   Kodensha Co., Ltd. (The)...............................    14,000     26,892
   Koike Sanso Kogyo Co., Ltd.............................   149,000    315,546
   Kokusai Co., Ltd.......................................     5,500     42,001
   Kokuyo Co., Ltd........................................   372,325  2,892,829
   KOMAIHALTEC, Inc.......................................   167,000    441,334
   Komatsu Wall Industry Co., Ltd.........................    48,300    649,613
   Komori Corp............................................   407,800  2,135,987
   Kondotec, Inc..........................................    81,600    479,878
 #*Kosaido Co., Ltd.......................................   356,100  1,248,449
  #KRS Corp...............................................    37,200    438,177
  *Kumagai Gumi Co., Ltd..................................   626,800    565,721
   Kuroda Electric Co., Ltd...............................   134,700  1,517,913
   Kyodo Printing Co., Ltd................................   540,000  1,211,082
  *Kyokuto Boeki Kaisha, Ltd..............................    58,000     87,293
   Kyokuto Kaihatsu Kogyo Co., Ltd........................   210,100  1,749,819
   Kyoritsu Printing Co., Ltd.............................     5,400     19,133
   Kyosan Electric Manufacturing Co., Ltd.................   225,000    732,975
   Kyowa Exeo Corp........................................   390,700  4,100,745
   Kyudenko Corp..........................................   204,000    923,191
  *Lonseal Corp...........................................   116,000    114,900
   Maeda Corp.............................................   845,000  3,737,980
   Maeda Road Construction Co., Ltd.......................   291,000  3,653,982
   Maezawa Industries, Inc................................    35,700     83,309
   Maezawa Kasei Industries Co., Ltd......................    50,700    529,642
   Maezawa Kyuso Industries Co., Ltd......................    50,400    637,266
  #Makino Milling Machine Co., Ltd........................   481,000  2,261,527
   Marubeni Construction Material Lease Co., Ltd..........    75,000    111,874
   Marufuji Sheet Piling Co., Ltd.........................     1,000      2,245
   Maruka Machinery Co., Ltd..............................    28,100    340,435
   Maruwn Corp............................................    59,400    139,289
   Maruyama Manufacturing Co., Inc........................   158,000    303,099
   Maruzen Showa Unyu Co., Ltd............................   306,000    893,055
   Matsuda Sangyo Co., Ltd................................    80,682  1,073,038
   Matsui Construction Co., Ltd...........................   128,600    447,843
   Max Co., Ltd...........................................   189,000  2,067,378
  #Meidensha Corp.........................................   807,050  2,842,881
  #Meiji Shipping Co., Ltd................................   107,200    390,628
   Meisei Industrial Co., Ltd.............................    44,000    139,015
   Meitec Corp............................................   144,000  3,170,488
  *Meito Transportation Co., Ltd..........................    22,000    163,135
  #Meiwa Trading Co., Ltd.................................   140,000    555,686

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Industrials -- (Continued)
   Mesco, Inc.............................................    30,000 $  228,643
  #Minebea Co., Ltd....................................... 1,334,000  4,384,759
   Mirait Holdings Corp...................................   281,685  2,282,739
   Mitani Corp............................................    53,700    584,173
   Mitsubishi Kakoki Kaisha, Ltd..........................   230,000    377,693
   Mitsubishi Pencil Co., Ltd.............................   104,500  1,849,663
   Mitsubishi Research Institute, Inc.....................     7,100    157,849
   Mitsuboshi Belting Co., Ltd............................   287,000  1,589,769
   Mitsui Engineering & Shipbuilding Co., Ltd............. 2,593,000  3,118,696
  *Mitsui Matsushima Co., Ltd.............................   601,000    851,273
   Mitsui-Soko Co., Ltd...................................   492,000  1,504,572
   Mitsumura Printing Co., Ltd............................    93,000    278,503
  #Miura Co., Ltd.........................................   137,600  3,144,655
   Miyachi Corp...........................................    24,500    155,044
 #*Miyaji Engineering Group, Inc..........................   851,175  1,450,099
  #Mori Seiki Co., Ltd....................................   474,500  2,971,917
   Morita Holdings Corp...................................   156,000  1,310,664
   Moshi Moshi Hotline, Inc...............................   217,300  3,272,790
  #NAC Co., Ltd...........................................    25,400    563,023
   Nachi-Fujikoshi Corp...................................   785,000  2,440,547
   Nagase & Co., Ltd......................................    23,400    249,622
   Nakano Corp............................................     5,500     10,077
   Namura Shipbuilding Co., Ltd...........................    14,500     43,230
   Narasaki Sangyo Co., Ltd...............................    56,000     88,510
   NEC Capital Solutions, Ltd.............................    45,100    633,180
  #Nichias Corp...........................................   436,000  2,136,756
   Nichiban Co., Ltd......................................   122,000    382,317
  *Nichiden Corp..........................................    19,000    512,547
   Nichiha Corp...........................................   107,480  1,153,871
   Nichireki Co., Ltd.....................................    96,000    455,126
  #Nihon M&A Center, Inc..................................    51,900  1,559,975
   Nihon Trim Co., Ltd....................................     6,300    170,617
   Nikko Co., Ltd.........................................   127,000    477,268
   Nippo Corp.............................................   259,000  2,935,556
   Nippon Carbon Co., Ltd.................................   533,000    909,005
   Nippon Conveyor Co., Ltd...............................   194,000    172,589
   Nippon Densetsu Kogyo Co., Ltd.........................   191,000  1,738,089
   Nippon Denwa Shisetsu Co., Ltd.........................   203,000    617,627
   Nippon Filcon Co., Ltd.................................    70,900    346,817
   Nippon Hume Corp.......................................   112,000    568,437
   Nippon Jogesuido Sekkei Co., Ltd.......................       295    414,056
  #Nippon Kanzai Co., Ltd.................................    43,000    797,267
   Nippon Koei Co., Ltd...................................   282,000    921,124
   Nippon Konpo Unyu Soko Co., Ltd........................   263,100  3,170,044
  #Nippon Parking Development Co., Ltd....................     7,133    386,845
   Nippon Road Co., Ltd. (The)............................   254,000    938,893
   Nippon Seisen Co., Ltd.................................   103,000    366,450
  #Nippon Sharyo, Ltd.....................................   324,000  1,177,854
 #*Nippon Sheet Glass Co., Ltd............................ 4,441,000  3,678,326
  #Nippon Signal Co., Ltd.................................   234,600  1,314,481
   Nippon Steel Trading Co., Ltd..........................   294,000    685,457
   Nippon Thompson Co., Ltd...............................   297,000  1,027,572
   Nippon Tungsten Co., Ltd...............................    80,000    121,213
   Nippon Yusoki Co., Ltd.................................   138,000    370,259
   Nishimatsu Construction Co., Ltd....................... 1,855,000  2,904,239
   Nishio Rent All Co., Ltd...............................    15,900    189,064
  *Nishishiba Electric Co., Ltd...........................    45,000     54,708
   Nissei Corp............................................   104,600    926,281
   Nissei Plastic Industrial Co., Ltd.....................   337,000  1,276,409
 #*Nissha Printing Co., Ltd...............................   139,400  1,064,993
   Nisshinbo Holdings, Inc................................   653,000  4,271,975

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Industrials -- (Continued)
   Nissin Corp............................................   350,000 $  868,108
  #Nissin Electric Co., Ltd...............................   203,000  1,174,825
   Nitchitsu Co., Ltd.....................................    58,000    120,009
   Nitta Corp.............................................   107,400  1,652,052
   Nitto Boseki Co., Ltd..................................   905,000  2,975,346
   Nitto Kogyo Corp.......................................   149,000  2,281,474
  #Nitto Kohki Co., Ltd...................................    68,300  1,543,804
   Nitto Seiko Co., Ltd...................................   122,000    319,273
  #Nittoc Construction Co., Ltd...........................   113,000    406,671
  #Nittoku Engineering Co., Ltd...........................    58,200    650,040
  #Noda Corp..............................................   169,300    722,822
   Nomura Co., Ltd........................................   205,000    741,287
   Noritake Co., Ltd......................................   531,000  1,238,394
   Noritz Corp............................................   132,900  2,183,371
  *NS United Kaiun Kaisha, Ltd............................   470,000    512,413
 #*NTN Corp............................................... 2,301,000  4,128,033
   Obara Corp.............................................    36,200    396,850
  #Obayashi Road Corp.....................................   175,000    445,303
  *Odelic Co., Ltd........................................     1,400     28,537
   Oiles Corp.............................................   123,842  2,327,402
  *Okamoto Machine Tool Works, Ltd........................   163,000    167,546
   Okamura Corp...........................................   289,900  2,103,667
   Okano Valve Manufacturing Co., Ltd.....................    42,000    107,747
   Oki Electric Cable Co., Ltd............................    90,000    132,013
  *OKK Corp...............................................   288,000    328,319
   OKUMA Corp.............................................   656,000  4,009,393
   Okumura Corp...........................................   780,400  2,512,185
   Onoken Co., Ltd........................................    58,900    470,981
   Organo Corp............................................   174,000  1,027,681
   OSG Corp...............................................   329,000  4,312,629
   Oyo Corp...............................................   100,900  1,226,243
  #P.S. Mitsubishi Construction Co., Ltd..................    76,800    323,188
  #Pasco Corp.............................................    74,000    211,247
   Pasona Group, Inc......................................       359    221,574
  #Penta-Ocean Construction Co., Ltd...................... 1,411,500  3,394,298
   Pilot Corp.............................................       774  1,392,572
   Pronexus, Inc..........................................   133,200    782,421
  #Raito Kogyo Co., Ltd...................................   238,500  1,139,368
   Rheon Automatic Machinery Co., Ltd.....................    64,000    142,025
   Ryobi, Ltd.............................................   583,200  1,187,246
  #Sakai Heavy Industries, Ltd............................   190,000    521,712
   Sakai Moving Service Co., Ltd..........................     2,000     43,151
  *Sakurada Co., Ltd......................................    10,000      1,634
 #*Sanix, Inc.............................................   126,100    369,585
   Sanki Engineering Co., Ltd.............................   340,000  1,571,488
  #Sanko Metal Industrial Co., Ltd........................   122,000    301,259
   Sankyo-Tateyama Holdings, Inc.......................... 1,710,000  3,706,721
   Sankyu, Inc............................................ 1,251,000  4,358,022
   Sanritsu Corp..........................................    16,700    102,454
   Sanwa Holdings Corp.................................... 1,039,000  4,153,730
   Sanyo Denki Co., Ltd...................................   210,000  1,137,932
   Sanyo Engineering & Construction, Inc..................    48,000    151,291
   Sanyo Industries, Ltd..................................    77,000    144,759
   Sasebo Heavy Industries Co., Ltd.......................   584,000    519,820
 #*Sata Construction Co., Ltd.............................   128,000     88,012
   Sato Holdings Corp.....................................   111,200  1,547,465
   Sato Shoji Corp........................................    65,300    392,312
   Sawafuji Electric Co., Ltd.............................    30,000     73,320
   Secom Joshinetsu Co., Ltd..............................    33,900    880,882
   Seibu Electric Industry Co., Ltd.......................    67,000    286,225
   Seika Corp.............................................   285,000    742,542

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Industrials -- (Continued)
 #*Seikitokyu Kogyo Co., Ltd..............................   542,000 $  346,077
   Seino Holdings Co., Ltd................................   720,000  4,151,386
   Sekisui Jushi Co., Ltd.................................   144,000  1,403,445
  #Senko Co., Ltd.........................................   400,000  1,618,796
  #Senshu Electric Co., Ltd...............................    37,300    436,746
   Shibusawa Warehouse Co., Ltd...........................   231,000    669,343
   Shibuya Kogyo Co., Ltd.................................    80,100    903,649
  #Shima Seiki Manufacturing Co., Ltd.....................   123,700  1,574,239
   Shin Nippon Air Technologies Co., Ltd..................    88,780    486,161
   Shin-Keisei Electric Railway Co., Ltd..................   174,000    782,277
  #Shinmaywa Industries, Ltd..............................   440,000  2,387,528
   Shinnihon Corp.........................................   194,800    453,688
   Shinsho Corp...........................................   205,000    365,152
   Shinwa Co., Ltd........................................     7,100     79,025
   SHO-BOND Holdings Co., Ltd.............................   101,600  3,072,690
   Shoko Co., Ltd.........................................   323,000    493,757
   Showa Aircraft Industry Co., Ltd.......................   112,000    550,522
  #Sinfonia Technology Co., Ltd...........................   502,000    837,079
   Sintokogio, Ltd........................................   201,000  1,418,476
   Soda Nikka Co., Ltd....................................    67,000    286,223
   Sodick Co., Ltd........................................   217,900    827,854
   Sohgo Security Services Co., Ltd.......................   269,300  3,784,416
   Sotetsu Holdings, Inc..................................   597,000  2,026,057
  #Space Co., Ltd.........................................    73,420    660,856
   Subaru Enterprise Co., Ltd.............................    59,000    183,191
   Sugimoto & Co., Ltd....................................    34,100    318,123
   Sumikin Bussan Corp....................................   228,000    557,247
 #*Sumiseki Holdings, Inc.................................   133,200    116,661
   Sumitomo Densetsu Co., Ltd.............................    98,100    884,935
 #*Sumitomo Mitsui Construction Co., Ltd.................. 1,020,000    639,559
   Sumitomo Precision Products Co., Ltd...................   156,000    660,623
   Sumitomo Warehouse Co., Ltd............................   608,000  2,543,728
   Suzuki Metal Industry Co., Ltd.........................     1,000      1,316
   SWCC Showa Holdings Co., Ltd........................... 1,732,000  1,236,592
   Tadano, Ltd............................................   509,579  3,759,339
   Taihei Dengyo Kaisha, Ltd..............................   158,000  1,021,179
   Taihei Kogyo Co., Ltd..................................   256,000  1,020,202
   Taiheiyo Kouhatsu, Inc.................................   166,000    149,836
   Taikisha, Ltd..........................................   136,700  2,902,418
   Takada Kiko Co., Ltd...................................   247,000    472,997
   Takano Co., Ltd........................................    51,100    253,111
 #*Takaoka Toko Holdings Co., Ltd.........................    44,820    656,888
  #Takara Printing Co., Ltd...............................    38,055    276,140
   Takara Standard Co., Ltd...............................   501,000  3,759,850
   Takasago Thermal Engineering Co., Ltd..................   291,400  2,292,885
  #Takashima & Co., Ltd...................................   211,000    708,728
  *Takeuchi Manufacturing Co., Ltd........................    10,600     93,853
   Takigami Steel Construction Co., Ltd...................    50,000    133,307
   Takisawa Machine Tool Co., Ltd.........................   244,000    290,519
   Takuma Co., Ltd........................................   365,000  1,857,675
  #Tanseisha Co., Ltd.....................................    84,000    249,625
  #Tatsuta Electric Wire & Cable Co., Ltd.................   237,000  2,357,613
   TECHNO ASSOCIE Co., Ltd................................    58,400    465,297
   Techno Ryowa, Ltd......................................    71,390    342,576
   Teikoku Electric Manufacturing Co., Ltd................    31,800    404,923
   Teikoku Sen-I Co., Ltd.................................    97,000    727,242
   Tekken Corp............................................   763,000    974,984
  #Temp Holdings Co., Ltd.................................    48,600    583,905
   Teraoka Seisakusho Co., Ltd............................    53,600    211,599
   TOA Corp...............................................   784,000  1,120,746
  #TOA ROAD Corp..........................................   161,000    429,591

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
Industrials -- (Continued)
  *Tobishima Corp.......................................   479,600 $    444,738
   Tocalo Co., Ltd......................................    68,300      992,648
   Toda Corp............................................ 1,019,000    3,076,754
   Toenec Corp..........................................   212,000    1,163,171
   TOKAI Holdings Corp..................................   229,700      935,026
   Tokai Lease Co., Ltd.................................    98,000      205,078
   Tokyo Energy & Systems, Inc..........................   143,000      622,802
   Tokyo Keiki, Inc.....................................   287,000      453,986
  *Tokyo Kikai Seisakusho, Ltd..........................   300,000      146,450
   Tokyo Sangyo Co., Ltd................................    78,000      248,170
   Tokyu Community Corp.................................    32,900    1,180,355
   Tokyu Construction Co., Ltd..........................   191,490      350,110
   Toli Corp............................................   236,000      484,604
  #Tomoe Corp...........................................   115,500      377,823
  #Tomoe Engineering Co., Ltd...........................    20,800      350,978
   Tonami Holdings Co., Ltd.............................   331,000      734,332
   Toppan Forms Co., Ltd................................   213,400    2,010,269
   Torishima Pump Manufacturing Co., Ltd................    90,400      631,765
   Toshiba Machine Co., Ltd.............................   563,000    2,442,184
   Toshiba Plant Systems & Services Corp................   191,450    2,590,332
   Tosho Printing Co., Ltd..............................   243,000      380,838
   Totetsu Kogyo Co., Ltd...............................   129,400    1,482,216
  #Toyo Construction Co., Ltd...........................   287,300      875,819
   Toyo Electric Manufacturing Co., Ltd.................   162,000      443,944
   Toyo Engineering Corp................................   581,400    2,406,470
   Toyo Machinery & Metal Co., Ltd......................    42,400       97,241
  #Toyo Tanso Co., Ltd..................................    51,600      978,922
  #Toyo Wharf & Warehouse Co., Ltd......................   274,000      433,398
  #Trancom Co., Ltd.....................................    19,400      366,993
   Trinity Industrial Corp..............................    56,000      177,238
   Trusco Nakayama Corp.................................    98,900    1,783,049
   Tsubakimoto Chain Co., Ltd...........................   620,700    3,040,807
   Tsubakimoto Kogyo Co., Ltd...........................    97,000      280,878
 #*Tsudakoma Corp.......................................   211,000      269,562
  #Tsugami Corp.........................................   333,000    2,077,456
   Tsukishima Kikai Co., Ltd............................   127,000    1,074,552
   Tsurumi Manufacturing Co., Ltd.......................    94,000      706,492
   TTK Co., Ltd.........................................    62,000      279,563
   Uchida Yoko Co., Ltd.................................   331,000      899,901
  #Ueki Corp............................................   406,000      793,841
  #Union Tool Co., Ltd..................................    59,700      903,957
   Utoc Corp............................................    92,900      271,131
 #*Wakachiku Construction Co., Ltd...................... 1,204,000    1,071,306
  *Wakita & Co., Ltd....................................    47,000      331,552
  #Weathernews, Inc.....................................    33,000    1,093,380
   Yahagi Construction Co., Ltd.........................   141,500      602,777
   Yamabiko Corp........................................    28,882      371,919
   Yamato Corp..........................................    82,000      274,284
   Yamaura Corp.........................................    34,500       96,059
   Yamazen Co., Ltd.....................................   305,500    1,883,270
   Yasuda Warehouse Co., Ltd. (The).....................    95,800      629,270
   Yokogawa Bridge Holdings Corp........................   140,400    1,021,730
   Yondenko Corp........................................   132,800      481,098
   Yuasa Trading Co., Ltd...............................   894,000    1,479,770
   Yuken Kogyo Co., Ltd.................................   157,000      269,600
   Yurtec Corp..........................................   256,000      857,500
   Yusen Logistics Co., Ltd.............................    85,400      723,361
  #Yushin Precision Equipment Co., Ltd..................    53,034      930,157
                                                                   ------------
   Total Industrials....................................            440,161,049
                                                                   ------------

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
Information Technology -- (9.6%)
  *1st Holdings, Inc......................................  20,700 $  133,169
   A&D Co., Ltd...........................................  44,300    142,632
   Ai Holdings Corp....................................... 251,400  1,600,438
   Aichi Tokei Denki Co., Ltd............................. 113,000    386,863
   Aiphone Co., Ltd.......................................  71,400  1,237,393
   Allied Telesis Holdings K.K............................ 470,700    419,039
   Alpha Systems, Inc.....................................  32,760    386,887
  #Alps Electric Co., Ltd................................. 808,000  4,776,946
   Amano Corp............................................. 281,000  2,306,092
  #Anritsu Corp........................................... 392,000  4,931,192
   AOI Electronic Co., Ltd................................  35,200    519,822
   Argo Graphics, Inc.....................................   5,100     66,236
   Arisawa Manufacturing Co., Ltd......................... 138,600    329,745
   Asahi Net, Inc.........................................  63,000    305,220
   Axell Corp.............................................  33,500    822,271
  *Bit-isle, Inc..........................................  57,800    537,368
   CAC Corp...............................................  63,500    534,688
   Canon Electronics, Inc................................. 102,600  2,162,191
  #Capcom Co., Ltd........................................  74,900  1,428,479
   Chino Corp............................................. 151,000    370,954
   CMK Corp............................................... 263,200    858,966
   Computer Engineering & Consulting, Ltd.................  61,500    353,100
   Core Corp..............................................  45,700    418,300
   Cresco, Ltd............................................  23,200    152,186
   Cybernet Systems Co., Ltd..............................      85     23,388
  #Cybozu, Inc............................................   1,347    428,384
  *DA Consortium, Inc.....................................       9      2,699
  *Dai-ichi Seiko Co., Ltd................................  40,400    552,524
   Daishinku Corp.........................................  97,000    275,018
   Daito Electron Co., Ltd................................   5,900     24,417
   Daiwabo Holdings Co., Ltd.............................. 971,000  1,799,248
  #Denki Kogyo Co., Ltd................................... 319,000  1,467,489
 #*Digital Garage, Inc....................................     783  1,510,044
   DKK TOA Corp...........................................  31,000    108,638
   DTS Corp............................................... 101,400  1,400,783
   Dwango Co., Ltd........................................     308    509,427
   Eizo Nanao Corp........................................  81,900  1,284,895
   Elecom Co., Ltd........................................  16,700    264,818
  #Elematec Corp..........................................  20,271    259,352
   EM Systems Co., Ltd....................................   8,400    190,643
  #Enplas Corp............................................  42,400  1,514,655
   ESPEC Corp.............................................  96,800    775,676
   Excel Co., Ltd.........................................  12,800    107,578
  *F@N Communications, Inc................................      76    150,907
   Faith, Inc.............................................   1,942    204,912
 #*FDK Corp............................................... 355,000    284,588
  *Ferrotec Corp.......................................... 131,700    518,378
   Fuji Electronics Co., Ltd..............................  28,600    383,227
  #Fuji Soft, Inc......................................... 100,600  2,135,786
   Fujitsu Frontech, Ltd..................................  77,500    411,369
   Furuno Electric Co., Ltd...............................  10,000     38,843
   Furuya Metal Co., Ltd..................................   1,800     48,870
   Future Architect, Inc..................................   1,172    453,479
  #GMO Internet, Inc...................................... 321,000  2,246,764
   GMO Payment Gateway, Inc...............................   8,100    131,116
 #*GungHo Online Entertainment, Inc.......................     185    907,653
   Gurunavi, Inc..........................................  25,800    286,015
   Hakuto Co., Ltd........................................  73,700    671,410
   Hioki EE Corp..........................................  28,200    481,313
   Hitachi Kokusai Electric, Inc.......................... 249,500  1,692,719
   Hochiki Corp...........................................  97,000    491,329

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
Information Technology -- (Continued)
  #Hokuriku Electric Industry Co., Ltd.................... 330,000 $  360,028
   Horiba, Ltd............................................ 179,850  4,907,305
   Hosiden Corp........................................... 275,600  1,494,641
   Icom, Inc..............................................  49,700  1,038,833
  *Ikegami Tsushinki Co., Ltd............................. 174,000    102,493
   Ines Corp.............................................. 202,300  1,290,780
   I-Net Corp.............................................  47,800    341,980
  *Infocom Corp...........................................      76     94,856
   Information Services International-Dentsu, Ltd.........  76,700    668,694
   Innotech Corp..........................................  61,800    258,037
   Internet Initiative Japan, Inc......................... 102,200  2,670,395
  *Iriso Electronics Co., Ltd.............................  13,900    192,702
   IT Holdings Corp....................................... 376,801  4,696,096
   ITC Networks Corp......................................  85,900    688,386
   ITFOR, Inc.............................................  34,300    122,871
  *Iwatsu Electric Co., Ltd............................... 354,000    248,385
   Japan Aviation Electronics Industry, Ltd............... 252,600  2,013,882
  #Japan Cash Machine Co., Ltd............................  79,315    676,078
   Japan Digital Laboratory Co., Ltd...................... 109,700  1,143,185
 #*Japan Radio Co., Ltd................................... 230,000    527,726
  #Jastec Co., Ltd........................................  61,400    422,226
   JBCC Holdings, Inc.....................................  75,900    525,368
   JFE Systems, Inc.......................................     163    145,521
   JIEC Co., Ltd..........................................     156    184,695
  *Justsystems Corp.......................................  28,600     76,381
   Kaga Electronics Co., Ltd.............................. 103,300    941,125
   Kanematsu Electronics, Ltd.............................  83,100    923,413
   Koa Corp............................................... 157,400  1,230,981
   Kyoden Co., Ltd........................................ 156,900    232,426
  #Kyoei Sangyo Co., Ltd..................................  97,000    159,118
   Kyowa Electronic Instruments Co., Ltd..................  56,000    173,660
   Lasertec Corp..........................................  41,000    745,508
   Macnica, Inc...........................................  50,100    987,116
  #Macromill, Inc......................................... 105,800  1,293,985
   Marubun Corp...........................................  98,500    410,718
  #Maruwa Co., Ltd........................................  45,400  1,337,270
  *Marvelous AQL, Inc.....................................   1,031    336,169
  #Megachips Corp.........................................  99,400  2,220,758
  #Meiko Electronics Co., Ltd.............................  31,700    245,683
   Meisei Electric Co., Ltd............................... 307,000    257,676
  #Melco Holdings, Inc....................................  62,700  1,308,708
  *Micronics Japan Co., Ltd...............................   8,000     29,091
   Mimasu Semiconductor Industry Co., Ltd.................  86,881    682,900
  *Miraial Co., Ltd.......................................   7,400    141,049
   Miroku Jyoho Service Co., Ltd.......................... 105,000    450,096
  *Mitsui High-Tec, Inc................................... 131,600    978,336
   Mitsui Knowledge Industry Co., Ltd.....................   3,643    594,728
  *Mitsumi Electric Co., Ltd.............................. 424,500  2,043,200
   MTI, Ltd...............................................     383    369,374
  #Mutoh Holdings Co., Ltd................................ 160,000    350,925
  *Nagano Japan Radio Co., Ltd............................  44,000     56,191
   Nagano Keiki Co., Ltd..................................   5,300     46,867
   Nakayo Telecommunications, Inc......................... 485,000  1,603,711
   NEC Fielding, Ltd......................................  95,000  1,115,363
   NEC Networks & System Integration Corp................. 109,600  2,002,215
   Net One Systems Co., Ltd............................... 434,500  4,836,269
  *New Japan Radio Co., Ltd...............................   2,000      3,713
   Nichicon Corp.......................................... 270,300  1,840,139
   Nidec Copal Electronics Corp...........................  56,800    290,291
   Nifty Corp.............................................     324    503,493
  #Nihon Dempa Kogyo Co., Ltd.............................  83,400    905,328

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Information Technology -- (Continued)
   Nihon Unisys, Ltd......................................   251,575 $1,829,210
  #Nippon Ceramic Co., Ltd................................    88,600  1,186,323
 #*Nippon Chemi-Con Corp..................................   655,000    952,682
   Nippon Kodoshi Corp....................................     2,300     20,723
   Nippon Systemware Co., Ltd.............................    27,900    110,779
   Nohmi Bosai, Ltd.......................................   123,000    778,717
   NS Solutions Corp......................................    79,400  1,607,145
   NSD Co., Ltd...........................................   183,000  1,751,916
 #*Nuflare Technology, Inc................................       117    890,443
   Obic Business Consultants Co., Ltd.....................    23,550  1,244,257
   Ohara, Inc.............................................    14,300    108,929
   Okaya Electric Industries Co., Ltd.....................    73,000    288,940
 #*Oki Electric Industry Co., Ltd......................... 3,198,000  3,212,793
   ONO Sokki Co., Ltd.....................................   103,000    453,548
  #Optex Co., Ltd.........................................    38,200    409,230
   Origin Electric Co., Ltd...............................   141,000    547,185
   Osaki Electric Co., Ltd................................   152,000    815,227
   Panasonic Industrial Devices SUNX Co., Ltd.............   110,800    446,962
   Panasonic Information Systems Co., Ltd.................    13,600    326,111
   PCA Corp...............................................    17,500    218,725
 #*Renesas Electronics Corp...............................   153,200    567,395
   Riken Keiki Co., Ltd...................................    78,500    487,814
   Riso Kagaku Corp.......................................    71,100  1,153,566
   Roland DG Corp.........................................    54,400    587,279
   Ryoden Trading Co., Ltd................................   147,000    832,478
   Ryosan Co., Ltd........................................   158,500  2,675,469
   Ryoyo Electro Corp.....................................   113,200  1,131,124
  #Sanken Electric Co., Ltd...............................   531,000  1,658,727
   Sanko Co., Ltd.........................................     9,000     24,819
   Sanshin Electronics Co., Ltd...........................   139,500  1,048,127
   Satori Electric Co., Ltd...............................    79,080    428,223
   Saxa Holdings, Inc.....................................   307,000    503,574
   SCSK Corp..............................................   145,263  2,473,606
  #Seiko Epson Corp.......................................   663,300  3,688,714
  *Shibaura Electronics Co., Ltd..........................     5,700     65,238
 #*Shibaura Mechatronics Corp.............................   147,000    244,915
  #Shindengen Electric Manufacturing Co., Ltd.............   346,000    802,771
   Shinkawa, Ltd..........................................    68,300    292,131
   Shinko Electric Industries Co., Ltd....................   342,500  2,132,507
   Shinko Shoji Co., Ltd..................................    89,900    777,886
   Shizuki Electric Co., Inc..............................   103,000    361,274
  #Siix Corp..............................................    83,900  1,236,936
   Simplex Holdings, Inc..................................     1,569    477,712
  #SMK Corp...............................................   294,000    737,234
   Softbank Technology Corp...............................       500      4,961
   Soshin Electric Co., Ltd...............................     4,600     17,104
   SRA Holdings, Inc......................................    49,700    541,749
   Star Micronics Co., Ltd................................   196,400  1,838,473
   Sumida Corp............................................    53,049    248,564
   Sun-Wa Technos Corp....................................    12,600     92,615
   Systena Corp...........................................     1,117    963,662
   Tachibana Eletech Co., Ltd.............................    62,400    506,611
  #Taiyo Yuden Co., Ltd...................................   499,400  4,236,718
   Tamura Corp............................................   344,000    753,970
 #*Teac Corp..............................................   351,000    114,277
   Tecmo Koei Holdings Co., Ltd...........................   150,730  1,233,800
   Teikoku Tsushin Kogyo Co., Ltd.........................   176,000    290,921
  *Thine Electronics, Inc.................................        33     27,284
   TKC Corp...............................................    86,800  1,694,256
 #*Toko, Inc..............................................   232,000    532,047
  #Tokyo Electron Device, Ltd.............................       342    577,329

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         Shares    Value++
                                                         ------- ------------
Information Technology -- (Continued)
   Tokyo Seimitsu Co., Ltd.............................. 183,100 $  2,766,587
   Tomen Devices Corp...................................   2,400       51,683
   Tomen Electronics Corp...............................  52,600      667,415
  #Topcon Corp.......................................... 198,200      940,354
   Tose Co., Ltd........................................  22,100      138,329
   Toshiba TEC Corp..................................... 631,000    2,948,840
  #Toukei Computer Co., Ltd.............................  26,810      378,958
  #Towa Corp............................................  95,200      534,717
   Toyo Corp............................................ 139,400    1,593,786
   Transcosmos, Inc..................................... 122,300    1,362,218
   UKC Holdings Corp....................................  24,600      459,182
 #*Ulvac, Inc........................................... 211,000    1,335,832
   Uniden Corp.......................................... 377,000      880,189
  *UT Holdings Co., Ltd.................................     113       60,976
  #V Technology Co., Ltd................................     195      348,570
   Wacom Co., Ltd.......................................   1,731    5,027,984
  *Wellnet Corp.........................................  10,700       90,873
   Y.A.C. Co., Ltd......................................  37,700      228,073
  *Yamaichi Electronics Co., Ltd........................  75,700      122,575
  *Yashima Denki Co., Ltd...............................     100          426
   Yokowo Co., Ltd......................................  69,500      336,481
  *Zappallas, Inc.......................................     374      333,718
   Zuken, Inc...........................................  94,600      592,908
                                                                 ------------
Total Information Technology............................          182,222,047
                                                                 ------------
Materials -- (9.6%)
   Achilles Corp........................................ 703,000      907,159
   Adeka Corp........................................... 389,900    2,940,581
   Agro-Kanesho Co., Ltd................................  14,000       75,192
   Aichi Steel Corp..................................... 484,000    1,802,354
   Alconix Corp.........................................  16,600      272,359
   Arakawa Chemical Industries, Ltd.....................  67,700      527,203
   Araya Industrial Co., Ltd............................ 276,000      370,009
  #Asahi Holdings, Inc.................................. 115,950    1,955,572
   Asahi Organic Chemicals Industry Co., Ltd............ 343,000      812,337
  #Asahi Printing Co., Ltd..............................     800       21,268
  *C Uyemura & Co., Ltd.................................   2,700       88,917
   Chuetsu Pulp & Paper Co., Ltd........................ 568,000      967,938
 #*Chugai Mining Co., Ltd............................... 852,400      149,713
   Chugoku Marine Paints, Ltd........................... 287,000    1,416,891
  *Chugokukogyo Co., Ltd................................  62,000       62,230
   Chuo Denki Kogyo Co., Ltd............................  90,000      304,539
 #*Co-Op Chemical Co., Ltd.............................. 159,000      178,959
   Dai Nippon Toryo, Ltd................................ 533,000      561,676
  #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd...............  14,300      210,345
   Daiichi Kogyo Seiyaku Co., Ltd....................... 146,000      355,096
   Daiken Corp.......................................... 401,000      884,647
   Daiki Aluminium Industry Co., Ltd....................  66,000      170,421
   Dainichiseika Colour & Chemicals Manufacturing Co.,
     Ltd................................................ 319,000    1,338,760
  #Daio Paper Corp...................................... 411,500    2,273,096
   Daiso Co., Ltd....................................... 355,000      983,567
   DC Co., Ltd.......................................... 113,900      334,442
   Dynapac Co., Ltd.....................................  25,000       68,932
   Earth Chemical Co., Ltd..............................  50,100    1,860,283
   FP Corp..............................................  61,200    4,600,656
   Fuji Seal International, Inc.........................  88,400    1,883,257
   Fujikura Kasei Co., Ltd..............................  96,500      408,054
   Fujimi, Inc..........................................  59,700    1,165,821
   Fujimori Kogyo Co., Ltd..............................  26,000      615,968
   Fumakilla, Ltd.......................................  85,000      289,240
  #Furukawa-Sky Aluminum Corp........................... 409,000      959,237

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Materials -- (Continued)
   Geostar Corp...........................................    14,000 $   24,587
   Godo Steel, Ltd........................................   899,000  1,340,483
   Gun Ei Chemical Industry Co., Ltd......................   347,000    843,169
   Harima Chemicals, Inc..................................    73,300    336,751
  #Hodogaya Chemical Co., Ltd.............................   265,000    494,777
   Hokkan Holdings, Ltd...................................   283,000    797,872
   Hokko Chemical Industry Co., Ltd.......................    90,000    247,043
  #Hokuetsu Kishu Paper Co., Ltd..........................   862,199  4,417,725
 #*Hokushin Co., Ltd......................................    61,400    137,087
   Honshu Chemical Industry Co., Ltd......................    32,000    159,362
   Ihara Chemical Industry Co., Ltd.......................   161,000    761,542
   Ise Chemical Corp......................................    83,000    521,528
 #*Ishihara Sangyo Kaisha, Ltd............................ 1,503,500  1,167,836
   Ishizuka Glass Co., Ltd................................   109,000    181,416
   Japan Carlit Co., Ltd..................................    59,800    300,383
   Japan Pure Chemical Co., Ltd...........................        59    133,045
   JCU Corp...............................................     5,600    194,768
   JSP Corp...............................................   103,900  1,344,626
  #Kanto Denka Kogyo Co., Ltd.............................   203,000    320,870
   Katakura Chikkarin Co., Ltd............................    43,000     99,278
   Kawakin Holdings Co., Ltd..............................    11,000     39,698
   Kawasaki Kasei Chemicals, Ltd..........................   121,000    136,577
   Koatsu Gas Kogyo Co., Ltd..............................   163,493    850,738
  *KOGI Corp..............................................    30,000     52,558
   Kohsoku Corp...........................................    61,900    531,349
   Konishi Co., Ltd.......................................    66,900  1,002,749
 #*Kumiai Chemical Industry Co., Ltd......................   242,000  1,097,098
   Kureha Corp............................................   594,500  2,312,052
  #Kurimoto, Ltd..........................................   702,000  2,146,613
   Kurosaki Harima Corp...................................   221,000    509,946
  #Kyoei Steel, Ltd.......................................    76,600  1,194,512
   Kyowa Leather Cloth Co., Ltd...........................    71,700    234,553
   Lintec Corp............................................   218,400  3,777,789
   MEC Co., Ltd...........................................    63,300    177,674
  *Mitsubishi Paper Mills, Ltd............................ 1,159,000    987,025
   Mitsubishi Steel Manufacturing Co., Ltd................   593,000  1,011,894
  *Mitsui Mining & Smelting Co., Ltd...................... 2,683,000  5,679,528
   Mory Industries, Inc...................................   154,000    426,460
   Nakabayashi Co., Ltd...................................   181,000    382,990
 #*Nakayama Steel Works, Ltd..............................   639,000    312,232
   Neturen Co., Ltd.......................................   152,800    932,628
 #*New Japan Chemical Co., Ltd............................   115,700    393,619
   Nichia Steel Works, Ltd................................   175,900    405,623
   Nihon Kagaku Sangyo Co., Ltd...........................    78,000    485,407
   Nihon Nohyaku Co., Ltd.................................   230,000  1,020,190
   Nihon Parkerizing Co., Ltd.............................   240,000  3,622,056
   Nihon Yamamura Glass Co., Ltd..........................   490,000  1,019,044
  #Nippon Carbide Industries Co., Inc.....................   270,000    671,150
  *Nippon Chemical Industrial Co., Ltd....................   297,000    368,736
   Nippon Chutetsukan K.K.................................    50,000    111,098
   Nippon Chuzo K.K.......................................   111,000    118,358
   Nippon Coke & Engineering Co., Ltd..................... 1,032,500  1,216,653
  #Nippon Concrete Industries Co., Ltd....................   180,000    558,950
   Nippon Denko Co., Ltd..................................   444,000  1,039,843
   Nippon Fine Chemical Co., Ltd..........................    85,600    566,456
  #Nippon Kasei Chemical Co., Ltd.........................   309,000    387,347
 #*Nippon Kinzoku Co., Ltd................................   222,000    292,293
   Nippon Koshuha Steel Co., Ltd..........................   376,000    344,285
  *Nippon Light Metal Holdings Co., Ltd................... 2,388,000  2,155,822
  #Nippon Paper Group, Inc................................   139,700  1,597,673
   Nippon Pigment Co., Ltd................................     9,000     19,158

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
Materials -- (Continued)
   Nippon Pillar Packing Co., Ltd.........................    83,000 $  518,203
   Nippon Soda Co., Ltd...................................   655,000  2,847,172
   Nippon Synthetic Chemical Industry Co., Ltd. (The).....   256,000  1,680,416
   Nippon Valqua Industries, Ltd..........................   340,000    912,129
 #*Nippon Yakin Kogyo Co., Ltd............................   618,500    550,785
 #*Nisshin Steel Holdings Co., Ltd........................   318,892  2,113,164
   Nittetsu Mining Co., Ltd...............................   375,000  1,508,470
   Nitto FC Co., Ltd......................................    72,000    454,209
   NOF Corp...............................................   728,000  3,475,952
   Okabe Co., Ltd.........................................   190,900  1,203,656
   Okamoto Industries, Inc................................   400,000  1,557,684
   Okura Industrial Co., Ltd..............................   305,000    829,905
  #Osaka Organic Chemical Industry, Ltd...................    66,000    296,522
   Osaka Steel Co., Ltd...................................    77,700  1,286,223
  #Osaka Titanium Technologies Co., Ltd...................    89,600  1,774,132
  #Pacific Metals Co., Ltd................................   735,000  2,498,511
   Pack Corp. (The).......................................    66,300  1,178,483
 #*Rasa Industries, Ltd...................................   370,000    329,434
   Rengo Co., Ltd.........................................   915,000  3,999,241
   Riken Technos Corp.....................................   197,000    496,681
  *S Science Co., Ltd..................................... 2,704,000     67,744
   Sakai Chemical Industry Co., Ltd.......................   410,000  1,104,027
   Sakata INX Corp........................................   196,000    968,977
   Sanyo Chemical Industries, Ltd.........................   305,000  1,720,944
   Sanyo Special Steel Co., Ltd...........................   522,300  1,557,334
   Sekisui Plastics Co., Ltd..............................   209,000    474,314
   Shikoku Chemicals Corp.................................   184,000    998,929
   Shinagawa Refractories Co., Ltd........................   224,000    438,151
   Shin-Etsu Polymer Co., Ltd.............................   224,100    747,195
   Shinko Wire Co., Ltd...................................   184,000    283,737
   Somar Corp.............................................    42,000     86,781
   Stella Chemifa Corp....................................    45,900    862,368
  #Sumitomo Bakelite Co., Ltd.............................   922,000  3,290,841
  #Sumitomo Light Metal Industries, Ltd................... 2,296,000  1,869,545
   Sumitomo Osaka Cement Co., Ltd......................... 1,848,000  6,016,617
   Sumitomo Pipe & Tube Co., Ltd..........................   108,100    757,389
   Sumitomo Seika Chemicals Co., Ltd......................   223,000    779,795
   T&K Toka Co., Ltd......................................     2,000     24,937
   T. Hasegawa Co., Ltd...................................   121,300  1,535,812
   Taisei Lamick Co., Ltd.................................    21,300    625,479
   Taiyo Holdings Co., Ltd................................    74,400  2,093,404
   Takasago International Corp............................   356,000  1,812,952
   Takiron Co., Ltd.......................................   304,000  1,085,218
  *Tanaka Chemical Corp...................................     1,100      4,442
   Tayca Corp.............................................   151,000    426,148
   Tenma Corp.............................................    87,000    863,332
  #Titan Kogyo K.K........................................   111,000    303,089
   Toagosei Co., Ltd...................................... 1,096,000  4,468,291
  #Toda Kogyo Corp........................................   161,000    478,008
  #Toho Titanium Co., Ltd.................................    85,300    758,545
   Toho Zinc Co., Ltd.....................................   624,000  2,119,639
   Tokai Carbon Co., Ltd.................................. 1,004,000  3,225,506
   Tokushu Tokai Paper Co., Ltd...........................   501,580  1,237,154
  #Tokuyama Corp.......................................... 1,639,000  3,144,841
   Tokyo Ohka Kogyo Co., Ltd..............................   180,800  3,686,263
  #Tokyo Rope Manufacturing Co., Ltd......................   581,000    641,365
   Tokyo Steel Manufacturing Co., Ltd.....................   555,700  1,785,364
   Tokyo Tekko Co., Ltd...................................    94,000    324,000
   TOMOEGAWA CO., LTD.....................................   125,000    223,957
   Tomoku Co., Ltd........................................   294,000    805,953
  #Topy Industries, Ltd...................................   848,000  1,647,131

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                 Shares       Value++
                                               ----------- --------------
Materials -- (Continued)
  #Tosoh Corp.................................   2,242,000 $    4,388,986
   Toyo Ink SC Holdings Co., Ltd..............     867,000      3,194,599
   Toyo Kohan Co., Ltd........................     247,000        616,363
   TYK Corp...................................     138,000        262,871
   Ube Material Industries, Ltd...............     226,000        616,790
   Wood One Co., Ltd..........................     169,000        476,242
   Yodogawa Steel Works, Ltd..................     786,500      2,532,949
  *Yuki Gosei Kogyo Co., Ltd..................      64,000        173,244
   Yushiro Chemical Industry Co., Ltd.........      47,100        451,734
                                                           --------------
Total Materials...............................                183,401,559
                                                           --------------
Telecommunication Services -- (0.3%)
  #eAccess, Ltd...............................      10,102      5,098,126
  *Japan Communications, Inc..................         767         49,073
   Okinawa Cellular Telephone Co..............       3,300         68,735
                                                           --------------
Total Telecommunication Services..............                  5,215,934
                                                           --------------
Utilities -- (0.4%)
  #Hokkaido Gas Co., Ltd......................     210,000        594,596
   Hokuriku Gas Co., Ltd......................      99,000        254,186
   Okinawa Electric Power Co., Ltd............      70,571      2,161,361
   Saibu Gas Co., Ltd.........................   1,406,000      3,699,081
   Shizuoka Gas Co., Ltd......................     249,500      1,776,243
                                                           --------------
Total Utilities...............................                  8,485,467
                                                           --------------
TOTAL COMMON STOCKS...........................              1,671,206,423
                                                           --------------

                                                 Shares/
                                                  Face
                                                 Amount
                                                  (000)       Value+
                                               ----------- --------------
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund............  19,446,845    225,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%,
     05/01/42 & 5.000%, 01/01/39, valued at
     $4,044,497) to be repurchased at
     $3,965,232............................... $     3,965      3,965,193
                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL...........                228,965,193
                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,096,684,195)......................             $1,900,171,616
                                                           ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                          Shares     Value++
                                                         --------- -----------
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (47.4%)
  *AAT Corp., Ltd.......................................     9,992 $        --
  *ABM Resources NL..................................... 4,447,721     239,793
 #*Acer Energy, Ltd.....................................   229,729      68,252
   Acrux, Ltd...........................................   703,625   2,363,956
  #Adelaide Brighton, Ltd............................... 1,885,757   6,199,102
  #Aditya Birla Minerals, Ltd...........................   878,000     418,219
  *AED Oil, Ltd.........................................   363,401          --
 #*Ainsworth Game Technology, Ltd.......................   361,760     893,570
  *AJ Lucas Group, Ltd..................................   317,969     263,762
  *Alchemia, Ltd........................................   724,903     407,801
  *Alcyone Resources, Ltd............................... 4,043,277     205,481
 #*Alkane Resources, Ltd................................ 1,255,636   1,104,448
  *Alliance Resources, Ltd..............................   444,483     112,728
  *Altona Mining, Ltd................................... 1,108,169     309,930
  #Alumina, Ltd.........................................    79,006      78,866
  *Amadeus Energy, Ltd..................................   819,137     165,959
   Amalgamated Holdings, Ltd............................   462,896   3,266,040
  #Amcom Telecommunications, Ltd........................   556,812     738,767
  *Ampella Mining, Ltd..................................   108,829      54,146
   Ansell, Ltd..........................................   503,479   8,157,816
 #*Antares Energy, Ltd..................................   937,175     504,742
   AP Eagers, Ltd.......................................   225,085     888,258
  #APN News & Media, Ltd................................ 2,209,800     846,930
 #*Aquarius Platinum, Ltd............................... 1,550,854     920,168
 #*Aquila Resources, Ltd................................   171,615     477,707
 #*Arafura Resources, Ltd............................... 1,093,749     226,701
   ARB Corp., Ltd.......................................   347,600   3,703,932
  #Aristocrat Leisure, Ltd.............................. 2,580,305   7,542,048
   Arrium, Ltd.......................................... 6,037,433   4,903,780
  #ASG Group, Ltd. (6207214)............................   514,931     336,307
  *ASG Group, Ltd. (B844JF1)............................       737         482
  *Aspire Mining, Ltd...................................   636,763      55,907
  *Astron Corp., Ltd....................................    33,786      42,756
 #*Atlantic, Ltd........................................   238,482      74,328
  *Atlas Iron, Ltd...................................... 1,147,150   1,821,748
 #*Aurora Oil & Gas, Ltd................................ 1,114,903   4,512,172
   Ausdrill, Ltd........................................ 1,466,628   4,328,026
   Ausenco, Ltd.........................................   343,044   1,122,532
 #*Ausgold, Ltd.........................................    52,096       8,633
 #*Austal, Ltd..........................................   581,980     739,810
   Austbrokers Holdings, Ltd............................   103,298     836,289
   Austin Engineering, Ltd..............................   188,444     845,989
  *Austpac Resources NL................................. 2,524,951      94,315
  *Australian Agricultural Co., Ltd.....................   923,263   1,245,148
   Australian Infrastructure Fund NL.................... 3,606,473  11,122,393
   Australian Pharmaceutical Industries, Ltd............ 2,452,401   1,196,525
   Automotive Holdings Group, Ltd.......................   586,489   1,940,569
 #*Avanco Resources, Ltd................................ 2,010,636     260,300
  *Avita Medical, Ltd...................................    58,058       7,853
  #AVJennings, Ltd...................................... 5,185,036   1,751,655
   AWE, Ltd............................................. 2,111,897   2,909,476
 #*Azimuth Resources, Ltd...............................   334,414     128,439
 #*Azumah Resources, Ltd................................   737,953      95,582
  *Ballarat South Gold, Ltd.............................     1,996          --
 #*Bandanna Energy, Ltd.................................   622,869     219,008
   Bank of Queensland, Ltd..............................    94,112     739,052
 #*Bannerman Resources, Ltd.............................   332,217      28,908
 #*Bathurst Resources, Ltd..............................   767,231     345,280

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
AUSTRALIA -- (Continued)
  #BC Iron, Ltd.........................................    258,613 $  743,423
  #Beach Energy, Ltd....................................  5,525,248  7,891,340
 #*Beadell Resources, Ltd...............................  1,500,515  1,514,583
  *Berkeley Resources, Ltd..............................    434,006    211,499
   Beyond International, Ltd............................     61,256     76,305
  #Billabong International, Ltd.........................  1,600,753  1,466,159
  *Bionomics, Ltd.......................................    345,313    112,973
 #*Biota Holdings, Ltd..................................  1,027,571    634,672
  *Bisalloy Steel Group, Ltd............................     93,800    132,427
  #Blackmores, Ltd......................................     79,054  2,435,634
 #*Blackthorn Resources, Ltd............................    123,339    155,075
  *BlueScope Steel, Ltd................................. 13,572,369  6,673,452
   Boart Longyear, Ltd..................................  2,638,658  3,985,039
  *Boom Logistics, Ltd..................................    763,163    245,353
  *Boulder Steel, Ltd...................................  1,285,101     42,106
  #Bradken, Ltd.........................................  1,022,589  5,234,406
  #Breville Group, Ltd..................................    598,466  3,715,325
   Brickworks, Ltd......................................    132,797  1,533,558
   BSA, Ltd.............................................    666,656    124,342
  #BT Investment Management, Ltd........................    193,869    446,791
  *Buccaneer Energy, Ltd................................  3,660,894    227,966
  *Buru Energy, Ltd. (B3CCKH1)..........................    373,526  1,074,150
  *Buru Energy, Ltd. (B83VSV2)..........................     32,251     93,070
  #Cabcharge Australia, Ltd.............................    562,463  3,450,894
  *Calliden Group, Ltd..................................    389,687     65,906
 #*Cape Lambert Resources, Ltd..........................    373,413     98,744
  *Capral, Ltd..........................................     58,499     12,423
   Cardno, Ltd..........................................    505,707  4,215,933
 #*Carnarvon Petroleum, Ltd.............................  4,479,867    375,570
  *Carnegie Wave Energy, Ltd............................    263,165     10,917
  #carsales.com, Ltd....................................  1,220,399  9,444,501
  #Cash Converters International, Ltd...................  1,192,545  1,095,093
  *CDS Technologies, Ltd................................     13,276         --
   Cedar Woods Properties, Ltd..........................    136,814    602,270
  *Centaurus Metals, Ltd................................    143,557     49,976
 #*Central Petroleum, Ltd...............................  1,759,865    355,947
  *Centrebet International, Ltd. Claim Units............     81,336         --
  *Centrex Metals, Ltd..................................     13,701      2,629
 #*Ceramic Fuel Cells, Ltd..............................  3,882,106    318,027
 #*Cerro Resources NL...................................  1,961,035    196,959
 #*CGA Mining, Ltd......................................     10,124     29,939
 #*Chalice Gold Mines, Ltd..............................    320,684     85,120
   Challenger, Ltd......................................    198,545    664,730
   Chandler Macleod Group, Ltd..........................    338,118    150,754
  *ChemGenex Pharmaceuticals, Ltd.......................    115,291         --
  *Chesser Resources, Ltd...............................    148,340     66,151
  *Citigold Corp., Ltd..................................  3,765,806    219,181
  #Clarius Group, Ltd...................................  1,126,662    455,590
  *Clinuvel Pharmaceuticals, Ltd........................    118,435    198,663
  #Clough, Ltd..........................................  1,527,345  1,235,354
   Clover Corp., Ltd....................................    269,348    148,175
  *CO2 Group, Ltd.......................................    774,201     84,444
  *Coal of Africa, Ltd..................................    668,800    148,652
 #*Coalspur Mines, Ltd..................................  1,239,823  1,206,639
  *Cobar Consolidated Resources, Ltd....................     75,663     44,734
 #*Cockatoo Coal, Ltd...................................  3,318,970    566,694
  #Codan, Ltd...........................................    170,881    381,084
 #*Coffey International, Ltd............................  1,048,636    407,043
   Collection House, Ltd................................  1,909,459  1,940,538
   Consolidated Media Holdings, Ltd.....................  1,276,820  4,543,366
  *Continental Coal, Ltd................................    658,378     37,516

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
AUSTRALIA -- (Continued)
 #*Cooper Energy, Ltd...................................    336,842 $  205,568
   Coventry Group, Ltd..................................    144,778    447,626
   Credit Corp. Group, Ltd..............................    110,382    804,852
  *Crusader Resources, Ltd..............................    155,861     85,870
  #CSG, Ltd.............................................    674,612    339,225
  #CSR, Ltd.............................................  2,491,176  4,522,744
   CTI Logistics, Ltd...................................      7,200     10,366
 #*Cudeco, Ltd..........................................    399,317  1,935,776
  *Cue Energy Resources, Ltd............................  1,378,665    192,708
   Data#3, Ltd..........................................    305,808    364,991
  #David Jones, Ltd.....................................  3,152,271  8,724,565
  #Decmil Group, Ltd....................................    655,425  1,759,229
  *Deep Yellow, Ltd.....................................  1,039,981     81,898
   Devine, Ltd..........................................    497,498    377,510
 #*Discovery Metals, Ltd................................  1,368,337  2,450,958
   Domino's Pizza Enterprises, Ltd......................     14,892    145,782
  *Downer EDI, Ltd......................................  1,857,964  6,916,092
  *Dragon Mining, Ltd...................................    171,966    137,989
 #*Drillsearch Energy, Ltd..............................  1,599,467  2,510,767
   DUET Group...........................................  3,067,818  6,648,416
  #DuluxGroup, Ltd......................................  2,167,142  7,954,583
   DWS, Ltd.............................................    278,315    437,345
  *Dyesol, Ltd..........................................     16,947      2,640
 #*Elders, Ltd..........................................  1,419,921    242,999
 #*Elemental Minerals, Ltd..............................    388,188    235,242
  *Ellect Holdings, Ltd.................................        482         --
  #Emeco Holdings, Ltd..................................  2,172,998  1,564,917
  *Empire Oil & Gas NL..................................    427,500      6,664
 #*Energy Resources of Australia, Ltd...................    684,442  1,000,342
  *Energy World Corp., Ltd..............................  4,025,738  1,520,113
  *Enero Group, Ltd.....................................     20,635      8,589
  *Engenco, Ltd.........................................     22,880      9,516
  *Entek Energy, Ltd....................................    920,744     64,907
  #Envestra, Ltd........................................  5,566,443  5,224,266
 #*Equatorial Resources, Ltd............................    176,571    325,330
  *Ethane Pipeline Income Fund..........................     13,710     24,816
  #Euroz, Ltd...........................................     81,100     86,774
 #*Evolution Mining, Ltd................................  1,644,550  3,417,837
   Exco Resources, Ltd..................................    429,909    116,147
  #Fairfax Media, Ltd...................................  3,329,535  1,363,151
   Fantastic Holdings, Ltd..............................    355,613  1,051,622
  *FAR, Ltd.............................................  8,225,394    280,964
   Finbar Group, Ltd....................................     58,051     71,409
  *Finders Resources, Ltd...............................      7,442      1,349
  #FKP Property Group, Ltd..............................  5,902,095  1,352,077
  #Fleetwood Corp., Ltd.................................    316,248  3,378,625
   FlexiGroup, Ltd......................................    597,372  2,455,729
   Flight Centre, Ltd...................................     11,770    324,731
  *Flinders Mines, Ltd..................................  6,909,293    615,746
  *Focus Minerals, Ltd.................................. 19,167,915    715,815
  #Forge Group, Ltd.....................................    252,731  1,044,237
  *Forte Energy NL......................................    471,243      9,798
   G8 Education, Ltd....................................     77,843    111,776
 #*Galaxy Resources, Ltd................................    760,450    397,143
   Gazal Corp., Ltd.....................................    100,938    214,887
 #*Geodynamics, Ltd.....................................  1,015,653    136,738
 #*Gindalbie Metals, Ltd................................  2,600,255    928,143
  *Global Construction Services, Ltd....................      1,832      1,167
  *Gold Road Resources, Ltd.............................    141,504     22,873
  *Golden Rim Resources, Ltd............................    722,577     82,452
 #*Goodman Fielder, Ltd.................................  8,296,037  5,025,633

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
AUSTRALIA -- (Continued)
   GrainCorp, Ltd. Class A..............................   828,668 $10,523,403
  #Grange Resources, Ltd................................ 1,245,669     322,163
 #*Great Southern, Ltd.................................. 9,302,784          --
  *Greenland Minerals & Energy, Ltd.....................   796,390     255,847
 #*Gryphon Minerals, Ltd................................ 1,673,195   1,353,812
  #GUD Holdings, Ltd....................................   469,856   4,089,811
  *Gujarat NRE Coking Coal, Ltd.........................   119,865      19,871
 #*Gunns, Ltd........................................... 2,872,620          --
  #GWA Group, Ltd....................................... 1,263,740   2,288,957
  *Hastie Group, Ltd....................................    81,042          --
  *Havilah Resources NL.................................   245,913     118,624
   HFA Holdings, Ltd....................................   235,865     188,411
   HGL, Ltd.............................................    87,337      48,936
  *Highlands Pacific, Ltd............................... 2,651,500     384,401
  *Hillgrove Resources, Ltd............................. 1,123,437     102,376
  #Hills Holdings, Ltd.................................. 1,006,582     794,151
  *Horizon Oil, Ltd..................................... 4,487,756   1,810,362
  *Hutchison Telecommunications Australia, Ltd.......... 2,944,144      98,741
 #*Icon Energy, Ltd..................................... 1,701,528     458,238
  *IDM International, Ltd...............................    23,969         970
  #iiNet, Ltd...........................................   664,344   2,866,956
  #Imdex, Ltd........................................... 1,061,080   1,471,137
  #IMF Australia, Ltd...................................   314,016     483,492
  *IMX Resources, Ltd...................................   456,257      68,569
  #Independence Group NL................................ 1,024,848   4,234,731
  *Indo Mines, Ltd......................................    22,124       3,448
  *Indophil Resources NL................................ 3,118,946     906,030
  #Industrea, Ltd....................................... 1,478,422   1,933,549
 #*Infigen Energy, Ltd.................................. 1,798,730     447,294
   Infomedia, Ltd....................................... 1,458,074     544,840
  *Integra Mining, Ltd.................................. 3,714,022   2,092,681
   Integrated Research, Ltd.............................   261,513     324,348
 #*Intrepid Mines, Ltd.................................. 1,794,707     633,428
  #Invocare, Ltd........................................   633,106   5,785,092
   IOOF Holdings, Ltd................................... 1,074,600   7,031,533
  #Iress, Ltd...........................................   603,773   4,795,961
  *Iron Ore Holdings, Ltd...............................   336,216     285,749
 #*Ivanhoe Australia, Ltd...............................   396,947     360,214
  #JB Hi-Fi, Ltd........................................   582,072   6,187,633
  *Jupiter Mines, Ltd...................................   465,443      64,944
  #K&S Corp., Ltd.......................................   228,651     403,633
 #*Kagara, Ltd.......................................... 1,945,393     242,331
 #*Kangaroo Resources, Ltd.............................. 2,874,627     125,537
  *Karoon Gas Australia, Ltd............................   667,086   3,849,352
  *Kasbah Resources, Ltd................................   478,599      79,333
  #Kingsgate Consolidated, Ltd..........................   786,887   4,513,292
  #Kingsrose Mining, Ltd................................   688,387     699,058
  *Lednium, Ltd.........................................   195,019      16,195
 #*Linc Energy, Ltd..................................... 1,497,847     852,317
 #*Liquefied Natural Gas, Ltd...........................   595,144     188,042
   Lycopodium, Ltd......................................    57,046     362,796
  #M2 Telecommunications Group, Ltd.....................   611,388   2,426,240
   Macmahon Holdings, Ltd............................... 3,791,959   1,254,261
  *Macquarie Atlas Roads Group NL....................... 1,535,838   2,462,690
   Macquarie Telecom Group, Ltd.........................    35,019     350,502
 #*Marengo Mining, Ltd.................................. 1,428,204     236,894
  #Matrix Composites & Engineering, Ltd.................   158,693     272,924
 #*Maverick Drilling & Exploration, Ltd.................   114,368     122,380
   MaxiTRANS Industries, Ltd............................   942,578     948,131
  *Mayne Pharma Group, Ltd..............................   505,278     133,615
   McGuigan Simeon Wines, Ltd........................... 2,437,348   1,305,000

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
AUSTRALIA -- (Continued)
  #McMillan Shakespeare, Ltd..............................   235,687 $3,154,201
   McPherson's, Ltd.......................................   303,441    582,834
  #Medusa Mining, Ltd.....................................   844,923  5,382,014
   Melbourne IT, Ltd......................................   440,506    813,889
 #*MEO Australia, Ltd.....................................   681,039    165,679
  #Mermaid Marine Australia, Ltd.......................... 1,099,905  3,696,672
 #*Mesoblast, Ltd.........................................   169,618  1,017,252
  *Metals X, Ltd..........................................   238,372     30,876
  *Metgasco, Ltd..........................................   667,052    145,081
  *Metminco, Ltd.......................................... 1,879,249    159,724
  *MetroCoal, Ltd.........................................    68,725     15,645
 #*MHM Metals, Ltd........................................   287,217     77,518
   Miclyn Express Offshore, Ltd...........................   662,257  1,525,234
  #Mincor Resources NL.................................... 1,004,969  1,245,444
  *Minemakers, Ltd........................................   113,803     17,666
 #*Mineral Deposits, Ltd..................................   306,156  1,550,338
  #Mineral Resources, Ltd.................................   484,937  4,358,291
 #*Mirabela Nickel, Ltd................................... 2,693,751  1,253,843
 #*Molopo Energy, Ltd..................................... 1,186,993    676,836
 #*Moly Mines, Ltd........................................    25,253      3,411
  #Monadelphous Group, Ltd................................   319,624  6,988,498
  *Morning Star Gold NL...................................   332,749     37,995
  #Mortgage Choice, Ltd...................................   631,109  1,133,592
   Mount Gibson Iron, Ltd................................. 3,121,745  2,277,582
   Murchison Metals, Ltd..................................   685,443     31,276
  #Myer Holdings, Ltd..................................... 3,564,925  7,225,726
   MyState, Ltd...........................................    43,788    170,572
  *Nanosonics, Ltd........................................   259,364    141,458
  #Navitas, Ltd........................................... 1,189,617  5,081,804
  *Neon Energy, Ltd.......................................    65,782     18,096
  *New Guinea Energy, Ltd.................................    79,187      2,542
  *NewSat, Ltd............................................   405,515    210,332
  *Nexus Energy, Ltd...................................... 4,998,176    621,107
   NIB Holdings, Ltd...................................... 1,322,671  2,487,422
  *Nido Petroleum, Ltd.................................... 6,093,154    226,661
 #*Noble Mineral Resources, Ltd...........................   859,168    120,368
   Norfolk Group, Ltd.....................................   361,653    243,875
 #*Northern Iron, Ltd.....................................   799,125    501,493
  *Northern Star Resources, Ltd........................... 1,454,940  1,939,634
   NRW Holdings, Ltd...................................... 1,174,775  2,491,755
  *NuCoal Resources, Ltd..................................   429,538     64,532
   Nufarm, Ltd............................................   817,424  4,873,105
  #Oakton, Ltd............................................   378,695    491,007
  *Oilex, Ltd.............................................    23,182      1,342
  *OPUS Group, Ltd........................................    65,187     31,639
 #*Orocobre, Ltd..........................................   257,530    496,075
  #OrotonGroup, Ltd.......................................    89,607    604,276
  *Otto Energy, Ltd....................................... 1,936,175    174,688
   Pacific Brands, Ltd.................................... 4,412,120  2,837,818
  *Pacific Niugini, Ltd...................................   200,616     33,310
 #*Paladin Energy, Ltd.................................... 4,096,983  4,805,465
  *Pan Pacific Petroleum NL............................... 1,094,343    119,274
   PanAust, Ltd........................................... 1,025,303  3,534,660
  *Pancontinental Oil & Gas NL............................ 1,006,891     87,295
   Panoramic Resources, Ltd...............................   971,509    627,823
  *PaperlinX, Ltd......................................... 2,814,406    151,843
  *Papillon Resources, Ltd................................    32,010     61,468
   Patties Foods, Ltd.....................................    39,601     67,789
  *Peak Resources, Ltd....................................   288,357     56,683
 #*Peet, Ltd.............................................. 1,096,798  1,058,783
  *Peninsula Energy, Ltd.................................. 5,178,834    192,706

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
AUSTRALIA -- (Continued)
 #*Perilya, Ltd........................................... 1,482,070 $  475,586
  #Perpetual Trustees Australia, Ltd......................   226,579  6,555,708
 #*Perseus Mining, Ltd.................................... 1,605,654  4,309,705
 #*Pharmaxis, Ltd......................................... 1,018,699  1,365,308
  *Phosphagenics, Ltd..................................... 1,659,005    265,907
 #*Platinum Australia, Ltd................................ 1,442,661    100,337
 #*Pluton Resources, Ltd..................................   538,056    103,357
   PMP, Ltd............................................... 2,395,607    496,580
  *Poseidon Nickel, Ltd...................................   436,181     51,950
  #Premier Investments, Ltd...............................   278,643  1,781,621
 #*Prima Biomed, Ltd...................................... 2,338,194    302,939
   Primary Health Care, Ltd............................... 1,960,174  7,906,484
   Prime Media Group, Ltd................................. 1,777,139  1,455,403
  *PrimeAg, Ltd...........................................   213,399    254,567
   Programmed Maintenance Service, Ltd....................   550,149  1,179,887
  *QRxPharma, Ltd.........................................   167,593    125,451
  *Quickstep Holdings, Ltd................................   462,355     81,256
  *Ramelius Resources, Ltd................................ 1,512,836    692,945
  *Range Resources, Ltd................................... 1,456,711     90,557
  #RCR Tomlinson, Ltd..................................... 1,056,974  2,011,646
   REA Group, Ltd.........................................   189,011  3,383,011
  #Reckon, Ltd............................................   271,858    696,410
  *Red 5, Ltd.............................................     9,022     11,700
 #*Red Fork Energy, Ltd................................... 1,175,289    839,337
   Redflex Holdings, Ltd..................................   377,855    599,346
   Reece Australia, Ltd...................................   238,457  5,014,858
  *Reed Resources, Ltd....................................   698,001    130,464
  *Regis Resources, Ltd...................................   515,563  2,874,665
  #Reject Shop, Ltd. (The)................................   122,036  1,797,826
 #*Resolute Mining, Ltd................................... 3,133,646  6,254,867
 #*Resource & Investment NL...............................   353,895     73,277
  *Resource Equipment, Ltd................................   118,411     41,406
  *Resource Generation, Ltd...............................   338,381    140,522
  #Retail Food Group, Ltd.................................    89,936    296,904
 #*Rex Minerals, Ltd......................................   469,315    388,700
  *Rialto Energy, Ltd..................................... 1,967,580    244,541
  #Ridley Corp., Ltd...................................... 1,283,068  1,532,395
  *RiverCity Motorway Group, Ltd.......................... 1,563,354         --
  *Robust Resources, Ltd..................................   136,513     89,233
  *Roc Oil Co., Ltd....................................... 6,490,268  2,888,811
   Runge, Ltd.............................................    30,702     13,371
  #Ruralco Holdings, Ltd..................................    88,651    297,716
  #SAI Global, Ltd........................................ 1,203,570  5,065,529
 #*Salinas Energy, Ltd.................................... 1,842,511    506,472
  #Salmat, Ltd............................................   664,807  1,779,897
 #*Samson Oil & Gas, Ltd.................................. 7,175,499    254,871
  *Sandfire Resources NL..................................   299,154  2,612,129
  *Saracen Mineral Holdings, Ltd.......................... 2,686,129  1,402,007
   Schaffer Corp., Ltd....................................    33,766    132,310
   Sedgman, Ltd...........................................   443,054    454,487
   Seek, Ltd..............................................         4         28
  #Select Harvests, Ltd...................................   311,834    378,403
 #*Senex Energy, Ltd...................................... 3,522,445  2,701,597
   Servcorp, Ltd..........................................   301,327    976,118
   Service Stream, Ltd.................................... 1,432,710    572,200
  #Seven West Media, Ltd..................................   447,449    564,107
  #Sigma Pharmaceuticals, Ltd............................. 4,898,960  3,427,443
  *Sihayo Gold, Ltd.......................................   603,971     78,538
  *Silex System, Ltd......................................   545,788  1,969,212
 #*Silver Lake Resources, Ltd............................. 1,125,179  4,123,914
  *Sipa Resources International NL........................   706,804     48,994

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
AUSTRALIA -- (Continued)
 #*Sirtex Medical, Ltd..................................   219,105 $  2,500,206
   Skilled Group, Ltd...................................   492,016    1,356,516
   Slater & Gordon, Ltd.................................    24,701       50,740
  #SMS Management & Technology, Ltd.....................   435,122    2,247,122
   Southern Cross Electrical Engineering, Ltd...........    21,171       26,771
   Southern Cross Media Group, Ltd...................... 2,546,520    2,745,745
   Spark Infrastructure Group, Ltd...................... 5,307,759    9,307,506
 #*Specialty Fashion Group, Ltd.........................   809,557      504,178
  *St. Barbara, Ltd..................................... 1,946,083    3,843,800
 #*Starpharma Holdings, Ltd.............................   938,555    1,582,706
 #*Straits Resources, Ltd...............................   917,602       92,169
  *Strike Energy, Ltd................................... 1,230,120      261,139
   Structural Systems, Ltd..............................   138,772       90,679
   STW Communications Group, Ltd........................ 1,095,072    1,147,155
 #*Sundance Energy Australia, Ltd....................... 1,009,945      830,902
  *Sundance Resources, Ltd.............................. 8,756,539    3,222,143
  *Sunland Group, Ltd...................................   741,191      797,285
  #Super Retail Group, Ltd.............................. 1,291,875   12,068,742
   Swick Mining Services, Ltd...........................    87,194       28,060
  *Talisman Mining, Ltd.................................   217,981       54,223
 #*Tanami Gold NL.......................................   569,930      432,312
  *Tap Oil, Ltd......................................... 1,450,696    1,060,222
   Tassal Group, Ltd....................................   626,912      942,089
  #Technology One, Ltd.................................. 1,322,653    1,912,561
  #Ten Network Holdings, Ltd............................ 5,185,547    1,507,673
 #*Texon Petroleum, Ltd.................................   871,211      347,319
  #TFS Corp., Ltd....................................... 1,393,854      556,436
   Thorn Group, Ltd.....................................   370,228      758,655
  *Tiger Resources, Ltd................................. 1,751,101      561,394
  *Tissue Therapies, Ltd................................    41,469       15,903
  *Toro Energy, Ltd.....................................    70,156        9,464
 #*Tox Free Solutions, Ltd..............................   461,406    1,353,963
  #TPG Telecom, Ltd..................................... 1,569,063    3,883,595
   Transfield Services, Ltd............................. 2,144,148    3,531,666
  *Transpacific Industries Group, Ltd................... 4,533,180    3,590,693
  #Troy Resources, Ltd..................................   415,918    1,912,038
   Trust Co., Ltd. (The)................................    89,605      432,806
 #*UGL, Ltd.............................................    29,808      330,281
  *Unity Mining, Ltd.................................... 2,433,889      344,245
  #UXC, Ltd............................................. 1,169,545    1,066,424
  *VDM Group, Ltd....................................... 1,684,753       19,135
 #*Venture Minerals, Ltd................................   450,858      126,216
  *Venturex Resources, Ltd..............................    42,171        1,750
   Village Roadshow, Ltd................................   855,994    3,322,767
 #*Virgin Australia Holdings, Ltd. (B43DQC7)............ 7,648,897    3,884,086
  *Virgin Australia Holdings, Ltd. (B7L5734)............ 7,648,897       39,700
   Warrnambool Cheese & Butter Factory Co. Holding, Ltd.     1,203        4,673
  #Watpac, Ltd..........................................   711,698      442,838
   WDS, Ltd.............................................   375,342      249,189
  #Webjet, Ltd..........................................   356,064    1,477,954
   Webster, Ltd.........................................   180,921      112,300
  #Western Areas NL.....................................   765,031    3,472,009
 #*Western Desert Resouurces, Ltd.......................   225,143      151,235
 #*White Energy Co., Ltd................................   643,913      233,411
   WHK Group, Ltd....................................... 1,202,433    1,316,878
  #Wide Bay Australia, Ltd..............................    84,697      580,518
 #*Windimurra Vanadium, Ltd.............................   537,429           --
  #Wotif.com Holdings, Ltd..............................   588,604    2,834,354
  *Yancoal Australia, Ltd...............................   213,764      225,688
 #*YTC Resources, Ltd...................................   104,200       26,435
                                                                   ------------
TOTAL AUSTRALIA.........................................            566,558,727
                                                                   ------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
CHINA -- (0.0%)
 #*China Public Procurement, Ltd........................  5,230,000 $       --
  *Madex International Holdings, Ltd....................  3,182,000     51,246
  *Skyfame Realty Holdings, Ltd.........................  2,659,625    236,464
                                                                    ----------
TOTAL CHINA.............................................               287,710
                                                                    ----------
HONG KONG -- (17.0%)
   Aeon Credit Service (Asia) Co., Ltd..................    580,000    533,325
  #Aeon Stores Hong Kong Co., Ltd.......................    242,000    602,632
   Alco Holdings, Ltd...................................  1,426,000    299,577
   Allan International Holdings, Ltd....................    720,000    186,421
   Allied Group, Ltd....................................    683,200  1,813,449
   Allied Overseas, Ltd.................................     50,000     27,568
   Allied Properties, Ltd............................... 12,297,857  1,701,401
  *Apac Resources, Ltd.................................. 12,720,000    433,988
   APT Satellite Holdings, Ltd..........................  1,275,000    352,708
  *Artel Solutions Group Holdings, Ltd..................  6,645,000     72,914
   Arts Optical International Holdings, Ltd.............    730,000    210,833
   Asia Financial Holdings, Ltd.........................  2,474,908    961,963
   Asia Satellite Telecommunications Holdings, Ltd......    962,000  3,066,878
  *Asia Standard Hotel Group, Ltd....................... 11,777,218  1,080,365
   Asia Standard International Group, Ltd............... 13,425,937  2,383,441
  #Associated International Hotels, Ltd.................    980,000  2,427,372
   Aupu Group Holding Co., Ltd..........................  2,504,000    212,626
  *Auto Italia Holdings.................................    875,000     30,388
   Automated Systems Holdings, Ltd......................    318,000     46,237
   Bauhaus International Holdings, Ltd..................    462,000     84,415
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd......  1,154,000     14,646
  *Bel Global Resources Holdings, Ltd...................  2,576,000     47,199
  *Bio-Dynamic Group, Ltd...............................  2,916,000    217,411
  *Birmingham International Holdings, Ltd...............  6,502,000    127,522
  #Bonjour Holdings, Ltd................................  8,720,000  1,122,102
   Bossini International Holdings, Ltd..................  3,871,500    194,041
  *Brightoil Petroleum Holdings, Ltd....................  2,777,000    556,779
 #*Brockman Mining, Ltd................................. 23,270,814  1,152,512
 #*Burwill Holdings, Ltd................................  8,888,960    113,096
   Cafe de Coral Holdings, Ltd..........................    866,000  2,561,114
  *Capital Estate, Ltd..................................    684,000     11,851
  *Carico Holdings, Ltd................................. 22,420,000    924,433
   Century City International Holdings, Ltd.............  6,419,460    421,317
   Century Sunshine Group Holdings, Ltd.................  3,655,000    197,967
   Champion Technology Holdings, Ltd.................... 14,881,730    201,001
  *Chaoyue Group, Ltd...................................  1,735,000    101,321
   Chen Hsong Holdings, Ltd.............................  1,042,000    281,619
   Cheuk Nang Holdings, Ltd.............................    442,457    244,202
   Chevalier International Holdings, Ltd................    737,482    940,741
  *China Best Group Holding, Ltd........................  1,581,400     17,518
  *China Billion Resources, Ltd.........................  4,876,000         --
  *China Boon Holdings, Ltd.............................  6,200,000     71,069
  *China Daye Non-Ferrous Metals Mining, Ltd............  3,467,837    140,963
  *China Digicontent Co., Ltd...........................  2,710,000      3,497
  *China Electronics Corp. Holdings Co., Ltd............  2,888,250    248,794
  *China Energy Development Holdings, Ltd............... 23,576,000    381,753
  *China Environmental Investment Holdings, Ltd.........  7,470,000    181,126
  *China Financial Services Holdings, Ltd...............    954,000     58,143
  *China Flavors & Fragrances Co., Ltd..................    156,137     28,447
  *China Gamma Group, Ltd...............................  7,400,000    114,459
  *China Infrastructure Investment, Ltd.................  7,918,000    183,048
 #*China Mandarin Holdings, Ltd.........................    501,400     36,150
   China Metal International Holdings, Ltd..............  2,582,000    449,039
   China Motor Bus Co., Ltd.............................     50,000    409,150
  *China Nuclear Industry 23 International Corp., Ltd...  1,024,000    229,550

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
HONG KONG -- (Continued)
  *China Oriental Culture Group, Ltd....................    312,000 $   13,453
  *China Outdoor Media Group, Ltd.......................    710,000      7,218
  *China Renji Medical Group, Ltd....................... 12,784,000         --
 #*China Resources & Transportation Group, Ltd.......... 32,900,000  1,185,561
  *China Solar Energy Holdings, Ltd..................... 37,990,000    141,778
  *China Strategic Holdings, Ltd........................ 12,585,000    267,452
   China Ting Group Holdings, Ltd.......................  2,443,151    125,900
  *China Tycoon Beverage Holdings, Ltd..................  2,732,000     29,964
   China WindPower Group, Ltd........................... 15,410,000    409,132
   China-Hongkong Photo Products Holdings, Ltd..........  2,123,000    152,910
   Chinney Investments, Ltd.............................  1,144,000    156,382
   Chong Hing Bank, Ltd.................................    878,000  1,593,353
   Chow Sang Sang Holdings International, Ltd...........  1,100,000  2,335,512
   Chu Kong Shipping Enterprise Group Co., Ltd..........  2,188,000    357,846
   Chuang's China Investments, Ltd......................  3,550,494    198,588
   Chuang's Consortium International, Ltd...............  5,210,781    617,282
   Chun Wo Development Holdings, Ltd....................  2,002,926    152,120
   Citic Telecom International Holdings, Ltd............  5,543,000  1,270,274
  #City Telecom, Ltd....................................  2,401,751    541,663
   CK Life Sciences International Holdings, Inc......... 15,060,000  1,202,313
   CNT Group, Ltd.......................................  8,315,264    407,171
   COL Capital, Ltd.....................................  2,457,840    290,573
  *Continental Holdings, Ltd............................  2,508,250     29,391
   Cosmos Machinery Enterprises, Ltd....................  1,292,400     75,614
  *CP Lotus Corp., Ltd.................................. 11,420,000    207,204
   Cross-Harbour Holdings, Ltd. (The)...................    659,520    537,186
   CSI Properties, Ltd.................................. 17,906,383    739,578
  *CST Mining Group, Ltd................................ 71,688,000  1,013,695
  *Culture Landmark Investment, Ltd.....................    509,800     40,126
  *Culturecom Holdings, Ltd.............................  2,475,000    472,013
   Dah Sing Banking Group, Ltd..........................  1,481,197  1,468,363
   Dah Sing Financial Holdings, Ltd.....................    651,027  2,497,700
   Dan Form Holdings Co., Ltd...........................  3,668,260    509,381
  *Dejin Resources Group Co., Ltd.......................    947,500      9,141
   Dickson Concepts International, Ltd..................  1,066,500    549,437
  *Dingyi Group Investment, Ltd.........................  5,497,500    209,227
   Dorsett Hospitality International, Ltd...............  2,179,000    482,205
  *DVN Holdings, Ltd....................................  1,631,000     53,538
   Dynamic Holdings, Ltd................................     56,000     10,596
   Eagle Nice International Holdings, Ltd...............  1,078,000    234,182
   EcoGreen Fine Chemicals Group, Ltd...................  1,112,000    202,118
  *EganaGoldpfeil Holdings, Ltd.........................  4,121,757         --
   Emperor Entertainment Hotel, Ltd.....................  3,140,000    586,074
   Emperor International Holdings, Ltd..................  6,208,753  1,484,468
   Emperor Watch & Jewellery, Ltd....................... 23,650,000  2,243,876
  *ENM Holdings, Ltd.................................... 15,112,000  1,260,848
  *Enviro Energy International Holdings, Ltd............  4,138,000     70,750
  *EPI Holdings, Ltd.................................... 12,819,927    346,829
 #*Esprit Holdings, Ltd.................................  5,164,900  6,678,378
  *eSun Holdings, Ltd...................................  2,790,000    416,259
   EVA Precision Industrial Holdings, Ltd...............  6,292,000    654,822
  *Ezcom Holdings, Ltd..................................     72,576        450
   Fairwood, Ltd........................................    423,600    887,397
  #Far East Consortium International, Ltd...............  4,773,539    949,638
 #*Fook Woo Group Holdings, Ltd.........................    952,000    167,060
   Fountain SET Holdings, Ltd...........................  4,622,000    392,549
   Four Seas Mercantile Holdings, Ltd...................    592,000    157,797
  *Frasers Property China, Ltd.......................... 17,131,000    958,747
   Get Nice Holdings, Ltd............................... 19,348,000    808,395
   Giordano International, Ltd..........................  7,246,000  6,015,664
  *Global Tech Holdings, Ltd............................  4,598,000     16,516

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
HONG KONG -- (Continued)
   Glorious Sun Enterprises, Ltd........................  2,682,000 $  739,622
   Gold Peak Industries Holding, Ltd....................  3,118,642    293,715
   Golden Resources Development International, Ltd......  3,330,500    154,468
  *Goldin Financial Holdings, Ltd.......................    480,000     61,303
  *Goldin Properties Holdings, Ltd......................  3,044,000  1,761,833
  *Good Fellow Resources Holdings, Ltd..................    810,000     24,670
  *Grande Holdings, Ltd.................................    882,000     46,660
   Great Eagle Holdings, Ltd............................     70,160    207,088
  *Greenheart Group, Ltd................................    876,000     58,482
  *G-Resources Group, Ltd............................... 80,853,000  3,897,642
  *Group Sense International, Ltd.......................  2,378,000     53,179
   Guangnan Holdings, Ltd...............................  2,249,600    269,119
   Guotai Junan International Holdings, Ltd.............  1,152,000    339,382
   Haitong International Securities Group, Ltd..........  1,367,586    472,199
  *Hang Fung Gold Technology, Ltd.......................  1,972,482         --
  *Hans Energy Co., Ltd.................................  4,504,000     51,185
  #Harbour Centre Development, Ltd......................    957,500  1,457,520
   High Fashion International, Ltd......................    268,000     89,443
   HKR International, Ltd...............................  5,895,136  2,819,319
   Hon Kwok Land Investment Co., Ltd....................    314,800    117,083
   Hong Kong & Shanghai Hotels, Ltd.....................    191,500    252,548
  *Hong Kong Aircraft Engineering Co., Ltd..............     12,800    174,404
   Hong Kong Ferry Holdings, Ltd........................    809,300    763,394
   Hongkong Chinese, Ltd................................  5,024,000    828,753
  *Hop Fung Group Holdings, Ltd.........................    452,000     14,433
   Hsin Chong Construction Group, Ltd...................  1,711,658    235,739
  *Huafeng Group Holdings, Ltd..........................  5,113,325    155,828
   Hung Hing Printing Group, Ltd........................  1,298,000    190,563
   Hutchison Telecommunications Hong Kong Holdings, Ltd.  5,248,000  2,169,665
  *Hybrid Kinetic Group, Ltd............................ 12,788,000    155,677
  *HyComm Wireless, Ltd.................................     89,090     17,395
  *IDT International, Ltd...............................  1,704,183     28,512
  *Imagi International Holdings, Ltd.................... 26,656,000    380,627
   IPE Group, Ltd.......................................  2,060,000    151,103
  *IRC, Ltd,............................................  3,210,000    395,223
   IT, Ltd..............................................  3,012,532  1,192,943
   ITC Corp., Ltd.......................................    659,645     41,998
   ITC Properties Group, Ltd............................  3,645,747  1,176,646
  *Jinhui Holdings, Ltd.................................    207,000     37,403
   Jiuzhou Development Co., Ltd.........................  2,558,000    270,283
  *JLF Investment Co., Ltd..............................  3,173,500    147,109
   Johnson Electric Holdings, Ltd.......................  1,229,500    784,598
   Joyce Boutique Holdings, Ltd.........................  1,530,000    112,086
   K Wah International Holdings, Ltd....................  6,354,390  2,875,434
   Kam Hing International Holdings, Ltd.................  1,974,000    153,877
   Kantone Holdings, Ltd................................  9,835,145     85,697
  *Karfun Investment, Ltd...............................    538,000      5,554
  *Karl Thomson Holdings, Ltd...........................    436,000     70,644
   Karrie International Holdings, Ltd...................  1,951,200     50,514
   Keck Seng Investments (Hong Kong), Ltd...............    904,600    407,331
   Kin Yat Holdings, Ltd................................    586,000     68,728
  *King Pacific International Holdings, Ltd.............  1,404,200     22,105
  *King Stone Energy Group, Ltd.........................  3,925,000    247,318
   Kingmaker Footwear Holdings, Ltd.....................  1,484,955    211,436
   Kingston Financial Group, Ltd........................ 13,039,000  1,006,280
  *Ko Yo Chemical Group, Ltd............................ 16,260,000    253,628
   Kowloon Development Co., Ltd.........................  1,738,000  1,994,609
  *Kwoon Chung Bus Holdings, Ltd........................    530,000    114,756
  *Lai Sun Development Co., Ltd......................... 65,128,466  1,602,236
  *Lai Sun Garment International, Ltd...................  2,824,000    360,698
   Lam Soon Hong Kong, Ltd..............................    302,310    138,024

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
HONG KONG -- (Continued)
  *Leading Spirit High-Tech Holdings Co., Ltd...........  2,310,000 $    2,981
   Lee & Man Chemical Co., Ltd..........................  1,420,000    745,367
   Lee's Pharmaceutical Holdings, Ltd...................    150,000     91,872
   Lerado Group Holdings Co., Ltd.......................  1,900,000    181,088
   Lippo China Resources, Ltd...........................  9,850,000    253,464
   Lippo, Ltd...........................................  1,195,700    512,937
  *Lisi Group Holdings, Ltd.............................  4,214,000    168,203
   Liu Chong Hing Investment, Ltd.......................    775,200    805,958
   Luen Thai Holdings, Ltd..............................    849,000    113,855
   Luk Fook Holdings International, Ltd.................  1,746,000  4,361,261
   Luks Group (Vietnam Holdings) Co., Ltd...............    428,913     98,724
  *Lung Cheong International Holdings, Ltd..............  6,790,000    240,157
   Lung Kee (Bermuda) Holdings, Ltd.....................  1,597,875    494,295
   Magnificent Estates, Ltd............................. 13,184,000    637,998
   Mainland Headwear Holdings, Ltd......................    663,600     86,336
 #*Man Wah Holdings, Ltd................................    976,800    596,528
   Man Yue Technology Holdings, Ltd.....................  1,064,000    175,274
   Matrix Holdings, Ltd.................................  1,067,414    250,445
  *Mei Ah Entertainment Group, Ltd...................... 11,040,000    194,420
   Melbourne Enterprises, Ltd...........................     40,500    727,978
   Melco International Development, Ltd.................  5,117,000  4,932,333
   #Midland Holdings, Ltd...............................  3,646,000  1,834,139
   Ming Fai International Holdings, Ltd.................  1,680,000    151,349
  *Ming Fung Jewellery Group, Ltd.......................  9,390,000    428,248
   Miramar Hotel & Investment Co., Ltd..................    839,000  1,054,936
   Modern Beauty Salon Holdings, Ltd....................    160,000     19,776
  *Mongolia Energy Corp., Ltd........................... 10,603,000    497,266
 #*Mongolian Mining Corp................................  4,552,500  2,224,299
  *Nan Nan Resources Enterprise, Ltd....................    194,000     21,245
   Nanyang Holdings, Ltd................................    137,500    475,097
   National Electronics Holdings, Ltd...................  2,434,000    320,053
   Natural Beauty Bio-Technology, Ltd...................  4,470,000    449,502
 #*Neo-Neon Holdings, Ltd...............................  3,033,000    654,120
  *Neptune Group, Ltd...................................     80,000      1,575
  *Net2Gather China Holdings, Ltd.......................    349,572     27,669
   New Century Group Hong Kong, Ltd..................... 13,351,464    271,868
  *New Focus Auto Tech Holdings, Ltd....................    104,000     14,973
  *New Smart Energy Group, Ltd.......................... 23,975,000    228,592
 #*New Times Energy Corp., Ltd..........................  1,297,600    166,859
   NewOcean Green Energy Holdings, Ltd..................  4,380,000  1,681,749
  *Next Media, Ltd......................................  3,931,183    833,912
  *Norstar Founders Group, Ltd..........................  3,256,000         --
  *North Asia Resources Holdings, Ltd...................  1,438,600     59,366
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd  6,229,706    316,971
  *Orient Power Holdings, Ltd...........................    804,000     19,503
  #Oriental Watch Holdings, Ltd.........................  2,846,800    848,620
   Pacific Andes International Holdings, Ltd............ 10,279,378    575,778
  #Pacific Basin Shipping, Ltd..........................  9,730,000  5,180,604
   Pacific Textile Holdings, Ltd........................  2,091,000  1,379,107
   Paliburg Holdings, Ltd...............................  3,152,830    991,684
  *Pan Asia Environmental Protection Group, Ltd.........  1,140,000     83,170
 #*Peace Mark Holdings, Ltd.............................  2,738,022         --
  *Pearl Oriental Oil, Ltd.............................. 12,756,800  1,099,743
   Pegasus International Holdings, Ltd..................    226,000     31,919
   Pico Far East Holdings, Ltd..........................  4,276,000  1,047,401
   Playmates Holdings, Ltd..............................    174,000    100,927
  *PME Group, Ltd.......................................  5,360,000    117,515
  *PNG Resources Holdings, Ltd.......................... 17,018,362    263,330
   Pokfulam Development Co., Ltd........................    234,000    387,298
   Polytec Asset Holdings, Ltd.......................... 10,763,526  1,258,081
   Public Financial Holdings, Ltd.......................  3,194,000  1,439,013

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
HONG KONG -- (Continued)
  *PYI Corp., Ltd....................................... 14,249,973 $  301,255
  *Pyxis Group, Ltd.....................................  1,936,000     42,467
   Raymond Industrial, Ltd..............................  1,383,400    144,454
   Regal Hotels International Holdings, Ltd.............  2,539,800  1,115,029
   Richfield Group Holdings, Ltd........................  6,456,000    306,859
  *Rising Development Holdings, Ltd.....................  2,278,000     93,915
   Rivera Holdings, Ltd.................................  5,710,000    170,972
   S.A.S. Dragon Holdings, Ltd..........................  1,052,000    217,040
   SA SA International Holdings, Ltd....................  3,572,000  2,445,801
   Safety Godown Co., Ltd...............................    398,000    592,115
  *San Miguel Brewery Hong Kong, Ltd....................    408,800     59,320
  *Sandmartin International Holdings, Ltd...............     84,000      9,652
  *Sanyuan Group, Ltd...................................    415,000      8,032
   SEA Holdings, Ltd....................................  1,158,000    803,784
  *SEEC Media Group, Ltd................................    136,000      3,964
  *Sheng Yuan Holdings, Ltd.............................    210,000     10,824
  #Shenyin Wanguo, Ltd..................................  1,412,500    380,487
   Shenzhen High-Tech Holdings, Ltd.....................    812,000     95,461
  *Shougang Concord Technology Holdings, Ltd............  4,201,809    230,175
  *Shun Ho Resources Holdings, Ltd......................    483,000     80,024
  *Shun Ho Technology Holdings, Ltd.....................  1,037,452    169,261
   Shun Tak Holdings, Ltd...............................  8,089,419  3,223,300
  *Sing Pao Media Enterprises, Ltd......................    250,511        485
   Sing Tao News Corp., Ltd.............................  1,974,000    274,278
   Singamas Container Holdings, Ltd.....................  7,906,000  1,988,177
  *Sinocan Holdings, Ltd................................    350,000      1,761
  *Sinocop Resources Holdings, Ltd......................  3,370,000    269,601
  *Sino-Tech International Holdings, Ltd................ 29,380,000    265,366
   SIS International Holdings, Ltd......................     34,000     12,270
   SmarTone Telecommunications Holdings, Ltd............  1,644,500  3,309,357
   SOCAM Development, Ltd...............................  1,036,771  1,064,823
  *Solomon Systech International, Ltd...................  6,312,000    175,437
   Soundwill Holdings, Ltd..............................    150,000    272,081
  *South China (China), Ltd.............................  6,744,000    521,052
  *South China Financial Holdings, Ltd..................  2,022,000     13,793
  *South China Land, Ltd................................ 20,095,170    294,776
   Southeast Asia Properties & Finance, Ltd.............    131,891     38,299
   Stella International Holdings, Ltd...................    152,000    399,422
   Stelux Holdings International, Ltd...................  1,617,400    361,829
  *Styland Holdings, Ltd................................    137,438      2,341
  *Success Universe Group, Ltd..........................  5,552,000    128,105
   Sun Hing Vision Group Holdings, Ltd..................    358,000    119,987
  #Sun Hung Kai & Co., Ltd..............................  1,848,429  1,054,995
  *Sun Innovation Holdings, Ltd......................... 10,945,655    112,244
   Sunwah Kingsway Capital Holdings, Ltd................  1,160,000     19,499
  *Sunway International Holdings, Ltd...................    850,000     19,747
  *Superb Summit International Group, Ltd............... 16,746,600    490,883
 #*Sustainable Forest Holdings, Ltd..................... 13,677,750    280,613
   Tai Cheung Holdings, Ltd.............................  1,975,000  1,564,896
   Tai Sang Land Development, Ltd.......................    598,984    262,056
  *Talent Property Group, Ltd...........................  5,106,420     94,985
  #Tan Chong International, Ltd.........................  1,212,000    333,350
  #Tao Heung Holdings, Ltd..............................    230,000    125,576
 #*Taung Gold International, Ltd........................ 14,590,000    299,328
   Termbray Industries International (Holdings), Ltd....  2,304,900    252,089
   Tern Properties Co., Ltd.............................     51,200     19,608
   Texwinca Holdings, Ltd...............................  1,676,000  1,328,223
  *Theme International Holdings, Ltd....................  3,370,000     56,376
   Tian Teck Land, Ltd..................................  1,054,000  1,082,858
 #*Titan Petrochemicals Group, Ltd...................... 13,140,000      4,239
  *Tom Group, Ltd.......................................  3,638,000    435,496

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         Shares     Value++
                                                       ---------- ------------
HONG KONG -- (Continued)
   Tongda Group Holdings, Ltd......................... 11,860,000 $    487,778
  *Topsearch International Holdings, Ltd..............  2,420,000       68,839
  *Town Health International Investments, Ltd.........  1,175,165       62,819
   Tradelink Electronic Commerce, Ltd.................  1,470,000      240,226
  #Transport International Holdings, Ltd..............    954,941    1,962,014
   Trinity, Ltd.......................................  3,520,000    2,455,722
   Tristate Holdings, Ltd.............................    188,000       92,102
  *TSC Group Holdings, Ltd............................  1,928,000      299,930
  #Tse Sui Luen Jewellery International, Ltd..........    300,000      154,888
   Tungtex Holdings Co., Ltd..........................    642,000       68,679
   Tysan Holdings, Ltd................................  1,040,773      198,595
 #*United Laboratories International Holdings, Ltd.
     (The)............................................  3,210,000    1,699,732
   Universal Technologies Holdings, Ltd...............  6,630,000      384,208
  *Up Energy Development Group, Ltd...................    674,000       66,965
  *U-Right International Holdings, Ltd................  4,746,000        8,573
  *Value Convergence Holdings, Ltd....................  1,216,000      187,586
  #Value Partners Group, Ltd..........................  3,517,000    1,909,232
   Van Shung Chong Holdings, Ltd......................  1,601,335      115,328
   Varitronix International, Ltd......................  1,097,293      396,931
   Vedan International Holdings, Ltd..................  3,272,000      214,997
   Veeko International Holdings, Ltd..................  1,267,116       31,444
  #Victory City International Holdings, Ltd...........  3,704,249      390,822
  *Vision Values Holdings, Ltd........................    121,400        3,139
   Vitasoy International Holdings, Ltd................  3,769,000    3,564,786
  *Vongroup, Ltd......................................  4,085,000       19,482
   VST Holdings, Ltd..................................  3,000,000      524,553
   Wai Kee Holdings, Ltd..............................  7,946,738    1,492,060
   Wang On Group, Ltd................................. 15,191,286      165,951
  *Warderly International Holdings, Ltd...............    520,000       32,206
   Water Oasis Group, Ltd.............................  1,560,000      197,664
   Win Hanverky Holdings, Ltd.........................  1,712,000      171,909
   Wing On Co. International, Ltd.....................    781,000    2,169,295
   Wing Tai Properties, Ltd...........................  1,957,331    1,208,980
   Wong's International (Holdings), Ltd...............    737,641      203,892
   Wong's Kong King International Holdings, Ltd.......    120,000       12,697
   Xingye Copper International Group, Ltd.............    716,000       82,870
  #Xinyi Glass Holdings, Ltd..........................  8,164,000    4,558,138
   Y. T. Realty Group, Ltd............................    749,000      193,999
   Yangtzekiang Garment, Ltd..........................    606,500      224,469
   Yau Lee Holdings, Ltd..............................    534,000       88,752
   Yeebo (International Holdings), Ltd................    572,000       84,653
  #YGM Trading, Ltd...................................    426,000    1,021,634
  *Yugang International, Ltd.......................... 93,492,000      664,041
                                                                  ------------
TOTAL HONG KONG.......................................             203,931,252
                                                                  ------------
NEW ZEALAND -- (6.4%)
  *Abano Healthcare Group, Ltd........................     29,157      137,952
   Air New Zealand, Ltd...............................  2,261,316    2,303,593
   Auckland International Airport, Ltd................  1,137,263    2,508,643
  *Cavalier Corp., Ltd................................    283,674      440,827
   CDL Investments New Zealand, Ltd...................    395,965      139,137
   Chorus, Ltd........................................    279,041      775,152
   Colonial Motor Co., Ltd............................    148,846      458,513
  *Diligent Board Member Services, Inc................      6,215       19,423
   Ebos Group, Ltd....................................    203,702    1,374,484
  *Fisher & Paykel Appliances Holdings, Ltd...........  3,131,412    3,284,557
   Fisher & Paykel Healthcare Corp., Ltd..............  3,117,358    6,022,656
  #Freightways, Ltd...................................    793,614    2,792,775
   Hallenstein Glasson Holdings, Ltd..................    243,961      996,771
  *Heartland New Zealand, Ltd.........................    173,369       98,273
   Hellaby Holdings, Ltd..............................    353,056      898,918

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
NEW ZEALAND -- (Continued)
   Infratil, Ltd........................................ 2,312,698 $ 4,297,908
  *Kathmandu Holdings, Ltd..............................    36,968      54,739
  #Mainfreight, Ltd.....................................   439,219   3,844,692
   Methven, Ltd.........................................    70,490      77,629
   Michael Hill International, Ltd...................... 1,534,152   1,500,361
   Millennium & Copthorne Hotels (New Zealand), Ltd..... 1,387,344     536,578
   New Zealand Oil & Gas, Ltd........................... 2,036,646   1,446,982
  #New Zealand Refining Co., Ltd........................   591,259   1,371,363
   Northland Port Corp. (New Zealand), Ltd..............   192,300     336,174
  #Nuplex Industries, Ltd............................... 1,013,819   2,515,860
   NZX, Ltd.............................................   880,152     903,578
  #Opus International Consultants, Ltd..................    12,925      22,111
  *Pike River Coal, Ltd.................................   490,805          --
   Port of Tauranga, Ltd................................   528,322   5,622,732
 #*Pumpkin Patch, Ltd...................................   606,913     623,807
  *Pyne Gould Guinness, Ltd.............................   554,775     154,763
  *Rakon, Ltd...........................................   346,364     119,697
  #Restaurant Brands New Zealand, Ltd...................   413,600     867,326
  *Richina Pacific, Ltd.................................   274,180      81,175
  *Rubicon, Ltd......................................... 1,485,105     340,402
  #Ryman Healthcare, Ltd................................ 1,685,604   5,610,636
   Sanford, Ltd.........................................   393,618   1,408,126
   Scott Technology, Ltd................................    36,510      63,078
  *Seafresh Fisheries, Ltd..............................    80,520       1,854
   Skellerup Holdings, Ltd..............................   361,864     496,520
   Sky Network Television, Ltd.......................... 1,006,593   4,445,634
   SKYCITY Entertainment Group, Ltd..................... 3,227,185  10,293,066
   South Port New Zealand, Ltd..........................    27,744      74,690
  #Steel & Tube Holdings, Ltd...........................   389,046     693,584
   Tourism Holdings, Ltd................................   274,867     162,524
   Tower, Ltd...........................................   967,919   1,535,599
  #TrustPower, Ltd......................................    55,801     391,790
   Vector, Ltd..........................................   986,035   2,203,960
   Warehouse Group, Ltd.................................   588,314   1,523,015
  *Xero, Ltd............................................    35,277     158,139
                                                                   -----------
TOTAL NEW ZEALAND.......................................            76,031,766
                                                                   -----------
SINGAPORE -- (12.2%)
 #*Abterra, Ltd.........................................   531,800     371,312
   Amtek Engineering, Ltd...............................   918,000     449,949
   Armstrong Industrial Corp., Ltd...................... 1,264,000     273,727
 #*Asiasons Capital, Ltd................................ 1,048,000     590,235
  *Asiatravel.com Holdings, Ltd.........................    17,000       4,170
  #ASL Marine Holdings, Ltd.............................   721,600     393,297
  *AusGroup, Ltd........................................ 2,951,000   1,116,019
  #Baker Technology, Ltd................................ 1,272,000     330,602
  *Banyan Tree Holdings, Ltd............................   960,000     525,588
   Beng Kuang Marine, Ltd...............................   922,000      87,159
  #BH Global Marine, Ltd................................   621,000      95,677
 #*Biosensors International Group, Ltd.................. 4,355,237   3,859,154
   Bonvests Holdings, Ltd...............................   978,000     832,928
   Boustead Singapore, Ltd.............................. 1,155,000     899,204
   Breadtalk Group, Ltd.................................   650,800     319,632
  #Broadway Industrial Group, Ltd....................... 1,093,000     254,754
  #Bukit Sembawang Estates, Ltd.........................   492,003   2,167,076
  *Bund Center Investment, Ltd.......................... 1,100,000     157,709
  #Cerebos Pacific, Ltd.................................   545,000   2,944,723
   CH Offshore, Ltd..................................... 1,539,400     655,666
   China Aviation Oil Singapore Corp., Ltd.............. 1,061,000     841,333
  *China Dairy Group, Ltd...............................   675,000      55,137
  *China Energy, Ltd....................................   768,000      33,113

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
SINGAPORE -- (Continued)
   China Merchants Holdings Pacific, Ltd................    813,000 $  480,403
   Chip Eng Seng Corp., Ltd.............................  2,467,800    937,472
   Chosen Holdings, Ltd.................................    681,000     69,974
   Chuan Hup Holdings, Ltd..............................  3,967,000    910,586
 #*Cosco Corp Singapore, Ltd............................  4,839,000  3,473,656
   Creative Technology, Ltd.............................    272,200    697,862
  *CSC Holdings, Ltd....................................  1,849,000    164,312
   CSE Global, Ltd......................................  2,383,000  1,686,616
   CWT, Ltd.............................................  1,072,700  1,095,762
   Datapulse Technology, Ltd............................     27,000      4,867
 #*Delong Holdings, Ltd.................................  1,361,000    309,737
   DMX Technologies Group, Ltd..........................  1,211,000    212,435
 #*Dyna-Mac Holdings, Ltd...............................  1,084,000    398,693
   Ellipsiz, Ltd........................................    123,000      8,434
   EnGro Corp, Ltd......................................    354,000    266,042
   Enviro-Hub Holdings, Ltd.............................  1,445,666    118,119
   Eu Yan Sang International, Ltd.......................    673,800    336,520
  *euNetworks Group, Ltd................................    411,000      4,529
  #Ezion Holdings, Ltd..................................  3,014,000  3,181,306
 #*Ezra Holdings, Ltd...................................  3,489,000  3,174,317
   F.J. Benjamin Holdings, Ltd..........................  1,305,000    346,961
  *Falcon Energy Group, Ltd.............................  1,180,000    230,402
   Food Empire Holdings, Ltd............................  1,094,400    432,912
   Fragrance Group, Ltd.................................  5,816,000  1,258,973
   Freight Links Express Holdings, Ltd..................  6,042,111    326,363
  *Fu Yu Corp., Ltd.....................................    611,500     30,643
  *Gallant Venture, Ltd.................................  3,789,000    849,599
   GK Goh Holdings, Ltd.................................  1,458,000    885,278
   Global Yellow Pages, Ltd.............................    299,000     21,319
  #GMG Global, Ltd...................................... 15,662,000  1,612,669
   Goodpack, Ltd........................................  1,184,000  1,879,358
   GP Batteries International, Ltd......................    343,000    267,300
   GP Industries, Ltd...................................  2,732,209    858,642
  *Grand Banks Yachts, Ltd..............................    166,000     48,013
   GuocoLand, Ltd.......................................    447,314    793,228
  #GuocoLeisure, Ltd....................................  2,512,000  1,273,848
   Guthrie GTS, Ltd.....................................    888,000    442,652
   Hanwell Holdings, Ltd................................  1,823,419    380,623
  *Healthway Medical Corp., Ltd.........................  5,065,776    336,003
   HG Metal Manufacturing, Ltd..........................    426,000     27,905
   Hiap Seng Engineering, Ltd...........................    612,000    148,402
   Hi-P International, Ltd..............................  1,279,000    750,905
  *HLH Group, Ltd.......................................    604,000     12,305
   Ho Bee Investment, Ltd...............................  1,196,000  1,442,058
  *Hong Fok Corp., Ltd..................................  3,323,640  1,369,879
  *Hong Fok Land, Ltd...................................  1,210,000      1,561
   Hong Leong Asia, Ltd.................................    591,000    815,352
   Hotel Grand Central, Ltd.............................  1,266,047    936,391
  #Hotel Properties, Ltd................................  1,346,400  2,906,831
   Hour Glass, Ltd......................................    622,744    861,277
   HTL International Holdings, Ltd......................  1,063,843    298,000
  *Huan Hsin Holdings, Ltd..............................    770,400     30,460
   HupSteel, Ltd........................................  1,572,875    255,513
   Hwa Hong Corp., Ltd..................................  2,186,000    647,889
  #Hyflux, Ltd..........................................  3,141,500  3,463,212
   IFS Capital, Ltd.....................................    248,080     78,283
 #*Indofood Agri Resources, Ltd.........................  2,464,000  2,535,330
  *Inno-Pacific Holdings, Ltd...........................  2,303,000     88,557
   InnoTek, Ltd.........................................    950,000    252,298
  *Interra Resources, Ltd...............................  1,370,000    442,207
   IPC Corp., Ltd.......................................  4,067,000    435,403

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
SINGAPORE -- (Continued)
   Isetan (Singapore), Ltd..............................    122,500 $  513,103
  *Jaya Holdings, Ltd...................................  1,468,000    666,419
  *JES International Holdings, Ltd......................  1,938,000    231,792
  *Jiutian Chemical Group, Ltd..........................  2,337,000     91,328
 #*Jurong Technologies Industrial Corp., Ltd............  2,227,680         --
   K1 Ventures, Ltd.....................................  3,382,500    346,302
  #Keppel Telecommunications & Transportation, Ltd......  1,409,600  1,487,928
   K-Green Trust, Ltd...................................    539,000    446,445
   Kian Ann Engineering, Ltd............................  1,276,000    443,017
   Koh Brothers Group, Ltd..............................  1,312,000    247,385
   Lafe Corp., Ltd......................................  1,234,800     76,935
   LC Development, Ltd..................................  3,036,504    392,880
   Lee Kim Tah Holdings, Ltd............................  1,600,000    982,031
  *Li Heng Chemical Fibre Technologies, Ltd.............  2,053,000    238,404
  *Lian Beng Group, Ltd.................................  1,149,000    365,947
   Lion Asiapac, Ltd....................................    142,000     21,540
  *LionGold Corp., Ltd..................................    298,000    260,096
  *Low Keng Huat Singapore, Ltd.........................    211,000     82,773
   Lum Chang Holdings, Ltd..............................  1,042,030    277,047
   M1, Ltd..............................................  1,154,000  2,467,111
  *Manhattan Resources, Ltd.............................    957,000    383,640
   Marco Polo Marine, Ltd...............................    608,000    166,996
   Memstar Technology, Ltd..............................  4,404,000    226,700
   Memtech International, Ltd...........................  1,222,000     75,736
  #Mercator Lines Singapore, Ltd........................    555,000     52,769
   Metro Holdings, Ltd..................................  2,085,792  1,348,822
  *Mewah International, Inc.............................    835,000    296,795
  #Midas Holdings, Ltd..................................  5,800,000  1,914,925
   Nam Cheong, Ltd......................................  3,341,740    655,322
   Nera Telecommunications, Ltd.........................  1,079,000    459,641
   New Toyo International Holdings, Ltd.................  1,624,000    358,315
   NSL, Ltd.............................................    422,000    490,941
  *Oceanus Group, Ltd...................................  8,780,000    221,915
  #OKP Holdings, Ltd....................................    207,000     85,552
   Orchard Parade Holdings, Ltd.........................    990,359  2,063,514
   OSIM International, Ltd..............................  1,465,000  1,945,552
  *Ossia International, Ltd.............................    398,554     37,411
 #*Otto Marine, Ltd.....................................  4,977,500    341,974
  #Overseas Union Enterprise, Ltd.......................  1,255,000  2,721,053
   Pan Pacific Hotels Group, Ltd........................  1,669,500  3,097,251
   Pan-United Corp., Ltd................................  2,006,000  1,114,079
  *Penguin International, Ltd...........................    400,000     23,368
   Petra Foods, Ltd.....................................    876,000  1,878,406
   Popular Holdings, Ltd................................  2,763,650    565,086
   QAF, Ltd.............................................  1,040,151    676,552
   Qian Hu Corp., Ltd...................................    481,600     34,788
  #Raffles Education Corp., Ltd.........................  3,580,710    965,883
  #Raffles Medical Group, Ltd...........................  1,040,223  2,084,128
  *Rickmers Maritime....................................     53,000     15,817
   Rotary Engineering, Ltd..............................  1,167,600    400,832
   Roxy-Pacific Holdings, Ltd...........................    445,000    191,476
  *S i2i, Ltd........................................... 14,461,000    284,045
   San Teh, Ltd.........................................    999,087    241,769
  *Sapphire Corp., Ltd..................................    704,000     67,618
   SBS Transit, Ltd.....................................    953,500  1,144,096
   SC Global Developments, Ltd..........................    517,000    472,920
   See Hup Seng, Ltd....................................     64,000      9,913
  *Seroja Investments, Ltd..............................     17,767      2,447
 #*Sheng Siong Group, Ltd...............................    602,000    233,891
   Sim Lian Group, Ltd..................................  2,281,855  1,528,000
   Sinarmas Land, Ltd...................................  4,095,000    927,529

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SINGAPORE -- (Continued)
  *Sing Holdings, Ltd...................................   548,000 $    172,597
   Sing Investments & Finance, Ltd......................   198,450      223,522
  #Singapore Land, Ltd..................................    60,000      337,020
   Singapore Post, Ltd.................................. 6,199,120    5,789,946
   Singapore Reinsurance Corp., Ltd..................... 1,514,530      295,477
   Singapore Shipping Corp., Ltd........................ 1,689,000      249,981
   Singapura Finance, Ltd...............................   174,062      227,127
  *Sinostar PEC Holdings, Ltd...........................   160,000       16,444
  #Sound Global, Ltd.................................... 1,432,000      589,932
   Stamford Land Corp., Ltd............................. 2,938,000    1,335,405
   Straco Corp., Ltd....................................   130,000       26,300
   STX OSV Holdings, Ltd................................ 3,176,000    3,965,561
   Sunningdale Tech, Ltd................................ 2,398,000      243,259
 #*Sunvic Chemical Holdings, Ltd........................ 1,213,000      355,989
  #Super Group, Ltd..................................... 1,064,000    2,125,212
 #*Swiber Holdings, Ltd................................. 2,521,000    1,194,856
   Tat Hong Holdings, Ltd............................... 1,241,800    1,337,701
  #Technics Oil & Gas, Ltd..............................   947,000      801,868
   Thakral Corp., Ltd................................... 6,028,000      137,505
  *Tiger Airways Holdings, Ltd.......................... 1,970,500    1,197,690
   Tiong Woon Corp. Holding, Ltd........................ 1,498,250      343,105
  *Transcu Group, Ltd................................... 4,936,000       64,745
   Trek 2000 International, Ltd.........................   714,000      147,087
 #*Triyards Holdings, Ltd...............................   348,900      233,115
  #Tuan Sing Holdings, Ltd.............................. 3,747,475      931,397
   UMS Holdings, Ltd.................................... 1,178,000      389,456
  #United Engineers, Ltd................................ 1,015,014    2,050,418
  #United Envirotech, Ltd............................... 1,440,000      429,286
   United Industrial Corp., Ltd.........................   163,000      372,488
   United Overseas Insurance, Ltd.......................   187,250      549,525
   UOB-Kay Hian Holdings, Ltd........................... 1,584,400    2,082,050
   Venture Corp., Ltd...................................   819,000    5,126,251
   Vicom, Ltd...........................................   120,000      480,823
  #WBL Corp., Ltd.......................................   615,000    1,782,205
   Wee Hur Holdings, Ltd................................ 1,207,000      276,985
   Wheelock Properties, Ltd............................. 1,210,000    1,795,186
   Wing Tai Holdings, Ltd............................... 1,874,567    2,652,645
   Xpress Holdings, Ltd................................. 3,079,000       65,216
   YHI International, Ltd............................... 1,174,000      314,569
   Yoma Strategic Holdings, Ltd.........................     2,000          865
   Yongnam Holdings, Ltd................................ 4,419,000      851,423
                                                                   ------------
TOTAL SINGAPORE.........................................            145,872,792
                                                                   ------------
TOTAL COMMON STOCKS.....................................            992,682,247
                                                                   ------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
  *Centrebet International, Ltd. Litigation Rights......    81,336           --
  *Gujarat NRE Coking Coal, Ltd. Rights 11/15/12........    29,966           --
  *Yancoal Australia, Ltd. Contigent Value Rights.......   232,730      579,555
                                                                   ------------
TOTAL AUSTRALIA.........................................                579,555
                                                                   ------------
HONG KONG -- (0.1%)
  *Esprit Holdings, Ltd. Rights 11/19/12................ 2,582,450      693,092
SINGAPORE -- (0.0%)
  *Sing Investments & Finance, Ltd. Rights 11/05/12.....    99,225       14,235
  *Transcu Group, Ltd. Warrants 09/01/13................ 1,018,000          835
                                                                   ------------
TOTAL SINGAPORE.........................................                 15,070
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................              1,287,717
                                                                   ------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)        Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund..................  17,286,085    200,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,673,484) to be repurchased at $1,640,687.... $     1,641      1,640,671
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                201,640,671
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,153,289,637)............................             $1,195,610,635
                                                                 ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares     Value++
                                                         ---------- -----------
COMMON STOCKS -- (98.1%)
Consumer Discretionary -- (24.5%)
   4imprint Group P.L.C.................................     96,735 $   543,525
   888 Holdings P.L.C...................................    508,610     861,283
   Aegis Group P.L.C....................................  3,314,004  12,583,830
   Aga Rangemaster Group P.L.C..........................    453,866     399,923
  *Barratt Developments P.L.C...........................  4,366,245  13,384,802
   Bellway P.L.C........................................    481,114   7,864,489
  *Berkeley Group Holdings P.L.C. (The).................    548,179  13,489,734
   Betfair Group P.L.C..................................     91,793   1,115,154
   Bloomsbury Publishing P.L.C..........................    272,216     565,717
   Bovis Homes Group P.L.C..............................    875,787   7,249,764
   Bwin.Party Digital Entertainment P.L.C...............  2,344,508   4,554,800
  *Carpetright P.L.C....................................    177,223   1,974,132
   Centaur Media P.L.C..................................    556,967     457,811
   Chime Communications P.L.C...........................    246,173     858,453
   Cineworld Group P.L.C................................    198,435     776,982
  *Clinton Cards P.L.C..................................    740,506          --
   Creston P.L.C........................................     22,394      30,349
   Daily Mail & General Trust P.L.C. Series A...........  1,312,593  10,125,279
   Darty P.L.C..........................................  2,066,186   1,796,501
   Debenhams P.L.C......................................  5,756,729  11,145,139
   Dignity P.L.C........................................    218,423   3,297,087
  *Dixons Retail P.L.C.................................. 15,301,236   5,105,084
   Domino's Pizza Group P.L.C...........................    465,012   3,800,122
   Dunelm Group P.L.C...................................    188,285   2,040,143
  *Enterprise Inns P.L.C................................  2,178,467   2,561,410
   Euromoney Institutional Investor P.L.C...............    295,537   3,820,353
   Fiberweb P.L.C.......................................    531,419     566,810
  *Findel P.L.C.........................................  4,998,346     548,300
  *Forminster P.L.C.....................................     43,333       2,622
   French Connection Group P.L.C........................    205,623      80,126
   Fuller Smith & Turner P.L.C. Series A................    132,875   1,588,719
  *Future P.L.C.........................................  1,301,863     360,702
   Games Workshop Group P.L.C...........................    101,889   1,109,098
   GKN P.L.C............................................  3,193,432  10,740,884
   Greene King P.L.C....................................  1,421,372  13,637,335
   Halfords Group P.L.C.................................    792,627   4,430,415
   Headlam Group P.L.C..................................    336,384   1,736,703
   Henry Boot P.L.C.....................................    430,392     904,753
 #*hibu P.L.C...........................................  4,312,932      25,756
  *HMV Group P.L.C......................................    791,347      35,342
  #Home Retail Group P.L.C..............................  3,162,895   5,839,305
   Hornby P.L.C.........................................    154,220     149,341
   Howden Joinery Group P.L.C...........................  2,315,316   6,365,464
   Huntsworth P.L.C.....................................    854,940     646,224
   Inchcape P.L.C.......................................  2,005,227  13,040,981
   Informa P.L.C........................................  2,578,346  16,689,745
   ITV P.L.C............................................  8,151,944  11,412,918
   JD Sports Fashion P.L.C..............................    120,013   1,471,955
   JD Wetherspoon P.L.C.................................    462,380   3,746,651
   John Menzies P.L.C...................................    244,534   2,392,948
  *Johnston Press P.L.C.................................    507,412     102,458
   Ladbrokes P.L.C......................................  3,736,209  10,821,643
   Laura Ashley Holdings P.L.C..........................  1,500,394     640,612
   Lookers P.L.C........................................  1,114,193   1,365,690
   Low & Bonar P.L.C....................................    831,280     727,128
   M.J. Gleeson Group P.L.C.............................    195,875     475,612
   Marston's P.L.C......................................  2,854,528   5,653,375
   Mecom Group P.L.C....................................    274,098     344,488

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                         Shares     Value++
                                                       ---------- ------------
Consumer Discretionary -- (Continued)
   Millennium & Copthorne Hotels P.L.C................  1,048,561 $  8,508,761
  *Mitchells & Butlers P.L.C..........................    987,029    5,222,667
  #Mothercare P.L.C...................................    436,844    1,960,059
  *MWB Group Holdings P.L.C...........................    335,122       26,364
   N Brown Group P.L.C................................    874,754    4,751,622
 #*Ocado Group P.L.C..................................    717,280      768,503
  *Pendragon P.L.C....................................  2,748,586      620,979
  *Perform Group PLC..................................      8,744       56,712
   Persimmon P.L.C....................................  1,429,557   18,394,004
   Photo-Me International P.L.C.......................     17,330       14,006
  *Punch Taverns P.L.C................................  2,380,301      249,276
   Rank Group P.L.C...................................      3,252        7,692
  *Redrow P.L.C.......................................  1,498,271    3,821,045
   Restaurant Group P.L.C.............................    794,689    4,815,167
   Rightmove P.L.C....................................    404,934   10,542,022
   Smiths News P.L.C..................................    805,283    2,020,271
   Spirit Pub Co. P.L.C...............................  2,505,265    2,448,933
  *Sportech P.L.C.....................................    361,100      373,447
  #Sportingbet P.L.C..................................    983,711      852,335
  *Sports Direct International P.L.C..................    710,804    4,580,439
  *SuperGroup P.L.C...................................    118,236    1,276,712
   Taylor Wimpey P.L.C................................ 14,517,978   14,349,169
   Ted Baker P.L.C....................................    148,966    2,274,888
  *Thomas Cook Group P.L.C............................  3,320,407    1,100,079
   Topps Tiles P.L.C..................................    810,881      617,189
  *Torotrak P.L.C.....................................     45,292       21,846
  *Trinity Mirror P.L.C...............................  1,688,565    1,653,544
   TUI Travel P.L.C...................................  1,536,840    6,235,459
   UBM P.L.C..........................................  1,008,603   11,402,231
   UTV Media P.L.C....................................    230,855      496,458
   Vitec Group P.L.C. (The)...........................    160,973    1,850,631
  #WH Smith P.LC......................................    620,413    6,225,889
   Whitbread P.L.C....................................     34,852    1,324,493
   William Hill P.L.C.................................  3,062,912   16,735,721
   Wilmington Group P.L.C.............................    346,234      712,569
                                                                  ------------
Total Consumer Discretionary..........................             364,367,151
                                                                  ------------
Consumer Staples -- (3.9%)
  #A.G. Barr P.L.C....................................    424,100    3,045,773
   Anglo-Eastern Plantations P.L.C....................    108,153    1,221,816
   Booker Group P.L.C.................................  5,398,487    8,938,689
   Britvic P.L.C......................................    961,388    5,579,509
   Cranswick P.L.C....................................    215,761    2,601,564
   Dairy Crest Group P.L.C............................    639,100    3,685,047
   Devro P.L.C........................................    672,640    3,565,512
  *European Home Retail P.L.C.........................    109,256           --
   Greencore Group P.L.C..............................  1,566,557    2,300,488
   Greggs P.L.C.......................................    479,826    3,628,784
   Hilton Food Group, Ltd.............................     11,461       51,709
  *McBride P.L.C......................................    832,651    1,841,618
  *McBride P.L.C. Redeemable B Shares................. 24,979,530       40,311
  *Premier Foods P.L.C................................    860,448    1,484,965
  #PZ Cussons P.L.C...................................  1,287,639    7,041,764
   R.E.A. Holdings P.L.C..............................     50,639      392,914
   Tate & Lyle P.L.C..................................  1,034,844   12,129,459
   Thorntons P.L.C....................................    179,394       88,926
   Young & Co.'s Brewery P.L.C. Non-Voting Shares.....     26,250      228,093
                                                                  ------------
Total Consumer Staples................................              57,866,941
                                                                  ------------
Energy -- (4.9%)
  *Afren P.L.C........................................  4,970,604   11,086,658

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
Energy -- (Continued)
   Anglo Pacific Group P.L.C............................   438,805 $ 1,773,306
  *Cadogan Petroleum P.L.C..............................    39,742       9,823
  *Cairn Energy P.L.C................................... 1,353,844   6,136,442
  *EnQuest P.L.C........................................ 2,767,503   5,188,032
 #*Essar Energy P.L.C...................................   572,688   1,269,119
  *Exillon Energy P.L.C.................................   162,141     408,683
  *Fortune Oil P.L.C.................................... 6,170,225     847,154
  *Hardy Oil & Gas P.L.C................................    74,781     156,569
  *Heritage Oil P.L.C...................................   653,846   2,045,410
   Hunting P.L.C........................................   541,277   6,556,258
   James Fisher & Sons P.L.C............................   178,323   2,251,005
  *JKX Oil & Gas P.L.C..................................   456,676     590,848
   John Wood Group P.L.C................................ 1,017,921  13,991,092
  #Lamprell P.L.C.......................................   596,806     714,651
  *Petroceltic International P.L.C...................... 5,866,873     654,351
  *Premier Oil P.L.C.................................... 1,957,535  11,099,271
  *Salamander Energy P.L.C..............................   976,320   3,034,643
  *SOCO International P.L.C.............................   970,105   5,300,652
  *UK Coal P.L.C........................................ 1,282,146     144,226
                                                                   -----------
Total Energy............................................            73,258,193
                                                                   -----------
Financials -- (14.1%)
   Aberdeen Asset Management P.L.C...................... 2,601,039  13,663,246
   Admiral Group P.L.C..................................    41,232     738,864
   Amlin P.L.C.......................................... 2,265,989  13,660,008
   Arbuthnot Banking Group P.L.C........................    48,497     505,733
   Ashmore Group P.L.C.................................. 1,141,118   6,568,968
   Beazley P.L.C........................................ 2,304,463   6,589,227
   Brewin Dolphin Holdings P.L.C........................ 1,089,299   3,178,539
   Capital & Counties Properties P.L.C..................   472,683   1,726,612
  *Capital & Regional P.L.C............................. 1,493,345     579,093
   Catlin Group, Ltd.................................... 1,602,895  12,215,551
  #Charles Stanley Group P.L.C..........................   126,349     586,856
   Charles Taylor P.L.C.................................   139,215     405,243
   Chesnara P.L.C.......................................   367,992   1,115,581
   Close Brothers Group P.L.C...........................   637,738   8,726,585
   Daejan Holdings P.L.C................................    32,083   1,497,609
   Development Securities P.L.C.........................   474,030   1,224,870
   F&C Asset Management P.L.C........................... 2,141,878   3,426,195
   Hansard Global P.L.C.................................    16,468      22,901
   Hargreaves Lansdown P.L.C............................   734,280   8,763,124
   Helical Bar P.L.C....................................   660,484   2,056,719
   Henderson Group P.L.C................................ 4,116,420   7,791,870
   Hiscox, Ltd.......................................... 1,714,088  13,217,072
   ICAP P.L.C........................................... 1,805,106   9,496,771
   IG Group Holdings P.L.C.............................. 1,498,282  10,550,404
  *Industrial & Commercial Holdings P.L.C...............     5,000         121
   Intermediate Capital Group P.L.C.....................   572,350   2,825,037
   International Personal Finance P.L.C.................   690,825   3,880,579
 #*IP Group P.L.C.......................................   851,769   1,624,970
   Jardine Lloyd Thompson Group P.L.C...................   518,004   6,226,680
   Jupiter Fund Management P.L.C........................   605,835   2,563,270
   Lancashire Holdings, Ltd.............................   685,288   9,556,371
  *Liontrust Asset Management P.L.C.....................   129,935     235,053
   London Stock Exchange Group P.L.C....................   579,642   9,146,032
   LSL Property Services P.L.C..........................   162,024     590,418
   Man Group P.L.C...................................... 4,362,669   5,543,977
   Novae Group P.L.C....................................   217,826   1,308,824
   Phoenix Group Holdings P.L.C.........................   121,881     972,335
   Provident Financial P.L.C............................   496,498  11,004,838
  *Puma Brandenburg, Ltd. Class A....................... 1,193,004      92,829

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
Financials -- (Continued)
  *Puma Brandenburg, Ltd. Class B....................... 1,193,004 $     38,678
  *Quintain Estates & Development P.L.C................. 1,564,238    1,352,637
   Rathbone Brothers P.L.C..............................   165,692    3,466,529
  *Raven Russia, Ltd....................................   252,791      265,357
   S&U P.L.C............................................    21,140      303,695
   Safestore Holdings P.L.C.............................   599,761    1,056,444
   Savills P.L.C........................................   574,918    3,757,301
   Shore Capital Group, Ltd.............................   890,380      237,145
   St. James's Place P.L.C..............................   846,493    5,435,424
   St. Modwen Properties P.L.C..........................   667,078    2,173,933
   Tullett Prebon P.L.C................................. 1,003,860    4,437,965
   Unite Group P.L.C....................................   751,758    3,441,897
  *Waterloo Investment Holdings, Ltd....................     5,979          675
                                                                   ------------
Total Financials........................................            209,846,655
                                                                   ------------
Health Care -- (2.1%)
 #*Alizyme P.L.C........................................   660,805           --
   Assura Group, Ltd....................................    55,851       30,261
   Bioquell P.L.C.......................................    90,893      193,755
  *BTG P.L.C............................................ 1,273,722    7,032,917
   Consort Medical P.L.C................................   119,338    1,474,871
   Corin Group P.L.C....................................   126,637      117,379
   Dechra Pharmaceuticals P.L.C.........................   343,154    3,414,171
   Genus P.L.C..........................................   250,709    5,905,930
   Hikma Pharmaceuticals P.L.C..........................   590,810    7,056,284
  *Optos P.L.C..........................................    78,266      257,193
  *Oxford Biomedica P.L.C............................... 2,821,652      115,891
  *Renovo Group P.L.C...................................    87,461       23,996
  *Southern Cross Healthcare Group P.L.C................   191,826           --
   Synergy Health P.L.C.................................   221,547    3,322,624
  *Vectura Group P.L.C.................................. 1,514,341    2,127,145
  *Vernalis P.L.C.......................................    19,974        7,906
                                                                   ------------
Total Health Care.......................................             31,080,323
                                                                   ------------
Industrials -- (27.8%)
  #Air Partner P.L.C....................................    37,086      185,555
   Alumasc Group P.L.C..................................   124,366      164,660
   Ashtead Group P.L.C.................................. 2,502,187   15,116,530
   Avon Rubber P.L.C....................................    31,280      161,419
   Babcock International Group P.L.C.................... 1,401,502   22,154,294
   Balfour Beatty P.L.C................................. 3,154,154   16,078,068
   BBA Aviation P.L.C................................... 2,792,163    9,122,178
   Berendsen P.L.C......................................   773,744    7,035,834
   Bodycote P.L.C....................................... 1,253,236    7,651,954
   Braemar Shipping Services P.L.C......................    81,108      546,733
   Brammer P.L.C........................................   244,607      949,530
   Bunzl P.L.C..........................................   147,479    2,442,920
   Camellia P.L.C.......................................     2,481      387,764
   Cape P.L.C...........................................   432,603    1,881,522
   Carillion P.L.C...................................... 1,787,034    8,894,503
   Carr's Milling Industries P.L.C......................    35,330      537,483
   Castings P.L.C.......................................   162,757      911,981
   Chemring Group P.L.C.................................   783,476    3,976,353
   Clarkson P.L.C.......................................    61,518    1,322,809
   Cobham P.L.C......................................... 4,694,331   16,320,407
   Communisis P.L.C.....................................   561,718      335,858
   Cookson Group P.L.C.................................. 1,218,370   11,509,815
  #Costain Group P.L.C..................................   157,259      598,352
   De La Rue P.L.C......................................   446,761    7,640,869
   easyJet P.L.C........................................   692,439    6,997,805
  *Eleco P.L.C..........................................    80,000       10,020

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
Industrials -- (Continued)
   Fenner P.L.C.........................................   719,811 $ 4,205,451
   Firstgroup P.L.C..................................... 1,842,109   5,672,508
   Galliford Try P.L.C..................................   249,089   2,970,718
   Go-Ahead Group P.L.C.................................   187,428   3,932,585
  *Hampson Industries P.L.C.............................   110,209         409
   Harvey Nash Group P.L.C..............................     8,623       7,985
   Hays P.L.C........................................... 5,445,665   7,180,401
   Hogg Robinson Group P.L.C............................   250,887     198,572
   Homeserve P.L.C...................................... 1,233,259   4,398,496
   Hyder Consulting P.L.C...............................   171,856   1,095,617
   IMI P.L.C............................................ 1,002,882  15,484,442
   Interserve P.L.C.....................................   576,831   3,633,984
   Intertek Group P.L.C.................................   378,948  17,273,414
   Invensys P.L.C....................................... 3,349,956  12,352,173
   ITE Group P.L.C...................................... 1,059,501   3,305,306
   Keller Group P.L.C...................................   280,343   2,749,917
   Kier Group P.L.C.....................................   168,347   3,502,140
   Latchways P.L.C......................................    36,248     585,018
   Lavendon Group P.L.C.................................   512,546   1,167,947
   Management Consulting Group P.L.C.................... 1,290,496     516,423
  #Mears Group P.L.C....................................   263,980   1,253,498
   Meggitt P.L.C........................................ 2,407,994  15,018,915
   Melrose P.L.C........................................ 4,749,372  18,500,491
   Michael Page International P.L.C..................... 1,310,832   7,650,621
   Mitie Group P.L.C.................................... 1,526,552   7,192,493
   Morgan Crucible Co. P.L.C............................ 1,297,193   5,299,961
   Morgan Sindall Group P.L.C...........................   170,811   1,824,263
   National Express Group P.L.C......................... 1,725,133   4,745,183
   Northgate P.L.C......................................   503,561   2,058,185
   PayPoint P.L.C.......................................   132,776   1,649,580
   Porvair P.L.C........................................   146,460     324,684
   Qinetiq Group P.L.C.................................. 3,030,205   9,651,175
   Regus P.L.C.......................................... 3,337,697   5,411,927
  *Renold P.L.C.........................................    89,220      27,128
   Rentokil Initial P.L.C............................... 7,256,414  10,329,224
   Ricardo P.L.C........................................   217,815   1,271,551
  *Richmond Oil & Gas P.L.C.............................   220,000          --
   Robert Walters P.L.C.................................   387,999   1,249,681
   Rotork P.L.C.........................................   366,679  13,509,077
   RPS Group P.L.C......................................   892,257   3,384,468
   Senior P.L.C......................................... 1,849,203   5,811,564
   Severfield-Rowen P.L.C...............................   371,550     845,669
   Shanks Group P.L.C................................... 1,786,148   2,362,814
   SIG P.L.C............................................ 2,467,815   4,180,720
   Speedy Hire P.L.C.................................... 1,341,345     698,883
   Spirax-Sarco Engineering P.L.C.......................   320,648  10,039,086
   St. Ives Group P.L.C.................................   665,998   1,102,060
   Stagecoach Group P.L.C............................... 1,869,535   8,291,263
   Sthree P.L.C.........................................   353,790   1,720,244
   T. Clarke P.L.C......................................   147,457     108,529
   Tarsus Group P.L.C...................................   212,372     643,035
  *Travis Perkins P.L.C.................................   930,166  16,254,661
   Tribal Group P.L.C...................................   139,275     211,088
   Trifast P.L.C........................................   359,985     254,234
   UK Mail Group P.L.C..................................   197,261     838,700
   Ultra Electronics Holdings P.L.C.....................   285,303   7,807,153
  #Volex P.L.C..........................................   229,354     602,309
   Vp P.L.C.............................................   167,297     884,883
  *Wincanton P.L.C......................................   462,355     506,133
   WS Atkins P.L.C......................................   501,683   5,785,306

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
Industrials -- (Continued)
  #XP Power, Ltd........................................    73,546 $  1,163,024
                                                                   ------------
Total Industrials.......................................            413,632,185
                                                                   ------------
Information Technology -- (8.9%)
   Acal P.L.C...........................................   104,729      293,040
   Anite P.L.C.......................................... 1,253,216    2,861,159
   Aveva Group P.L.C....................................   289,692    9,322,073
   Computacenter P.L.C..................................   460,793    2,728,327
   CSR P.L.C............................................   837,090    4,778,596
   Dialight P.L.C.......................................   126,282    2,268,618
   Diploma P.L.C........................................   505,533    3,652,449
   Domino Printing Sciences P.L.C.......................   475,431    4,168,220
   E2V Technologies P.L.C...............................   415,037      778,743
   Electrocomponents P.L.C.............................. 1,877,117    6,519,602
   Fidessa Group P.L.C..................................   138,383    2,971,089
   Halma P.L.C.......................................... 1,549,740   10,329,189
  *Imagination Technologies Group P.L.C.................   928,414    6,859,020
  *Innovation Group P.L.C............................... 3,551,263    1,262,926
  *Kofax P.L.C..........................................   317,667    1,447,479
   Laird P.L.C.......................................... 1,133,292    3,855,314
   Micro Focus International P.L.C......................   556,396    5,160,899
   Moneysupermarket.com Group P.L.C.....................   676,611    1,465,350
   NCC Group P.L.C......................................    17,999      261,794
   Oxford Instruments P.L.C.............................   226,537    4,915,896
   Pace P.L.C........................................... 1,356,764    4,073,114
   Phoenix IT Group, Ltd................................   204,614      570,543
   Premier Farnell P.L.C................................ 1,467,203    3,926,043
  *PV Crystalox Solar P.L.C.............................   384,786       45,789
   Renishaw P.L.C.......................................   188,423    5,372,296
   RM P.L.C.............................................   363,499      473,661
   SDL P.L.C............................................   347,207    2,976,087
   Sepura P.L.C.........................................     5,137        7,476
   Spectris P.L.C.......................................   515,234   14,431,374
   Spirent Communications P.L.C......................... 2,633,737    6,149,662
   Telecity Group P.L.C.................................   826,400   12,038,001
   TT electronics P.L.C.................................   643,621    1,300,719
   Vislink P.L.C........................................   274,226      115,160
  *Wolfson Microelectronics P.L.C.......................   504,759    1,697,318
   Xaar P.L.C...........................................   252,429    1,072,512
  *Xchanging P.L.C...................................... 1,100,065    1,966,760
                                                                   ------------
Total Information Technology............................            132,116,298
                                                                   ------------
Materials -- (7.3%)
   African Barrick Gold P.L.C...........................   361,989    2,481,984
   AZ Electronic Materials SA...........................   292,428    1,677,416
   British Polythene Industries P.L.C...................   119,701      736,714
   Carclo P.L.C.........................................   221,307    1,290,230
  *Centamin P.L.C....................................... 3,531,782    3,647,652
   Croda International P.L.C............................   499,699   17,791,547
   DS Smith P.L.C....................................... 4,475,611   15,451,908
   Elementis P.L.C...................................... 1,966,934    6,657,512
   Ferrexpo P.L.C.......................................   888,830    3,001,341
   Filtrona P.L.C.......................................   802,884    7,438,164
  *Gem Diamonds, Ltd....................................   431,630    1,177,475
   Hill & Smith Holdings P.L.C..........................   311,720    1,874,496
  #Hochschild Mining P.L.C..............................   647,638    5,177,851
  *International Ferro Metals, Ltd......................   423,652       94,132
  #Lonmin P.L.C.........................................   428,276    3,553,829
   Marshalls P.L.C......................................   722,366    1,045,594
   Mondi P.L.C.......................................... 1,222,056   13,471,337
   New World Resources P.L.C. Series A..................   132,319      548,215

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                        Shares      Value++
                                                       --------- --------------
Materials -- (Continued)
  *Petra Diamonds, Ltd................................   362,381 $      583,475
   Petropavlovsk P.L.C................................   646,643      4,222,023
   RPC Group P.L.C....................................   707,602      4,842,279
 #*Talvivaara Mining Co. P.L.C........................   418,283        881,222
   Victrex P.L.C......................................   340,523      7,849,216
   Yule Catto & Co. P.L.C.............................   962,661      2,285,497
   Zotefoams P.L.C....................................    96,852        322,517
                                                                 --------------
Total Materials.......................................              108,103,626
                                                                 --------------
Telecommunication Services -- (2.2%)
   Cable & Wireless Communications P.L.C.............. 9,991,391      6,049,966
  *Colt Group SA...................................... 1,298,816      2,317,964
   Inmarsat P.L.C..................................... 1,658,096     15,190,469
   KCOM Group P.L.C................................... 2,643,350      3,243,205
   TalkTalk Telecom Group P.L.C....................... 1,776,695      5,453,326
                                                                 --------------
Total Telecommunication Services......................               32,254,930
                                                                 --------------
Utilities -- (2.4%)
   Dee Valley Group P.L.C.............................    12,109        260,115
   Drax Group P.L.C................................... 1,615,898     14,665,707
   Pennon Group P.L.C................................. 1,434,955     16,622,307
   Telecom Plus P.L.C.................................   265,603      3,644,535
                                                                 --------------
Total Utilities.......................................               35,192,664
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,457,718,966
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
  *R.E.A. Holdings P.L.C..............................     8,452         15,064
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  *SFI Holdings, Ltd. Litigation Certificate..........    26,713             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                       --
                                                                 --------------

                                                        Shares/
                                                         Face
                                                        Amount
                                                         (000)      Value+
                                                       --------- --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@DFA Short Term Investment Fund.................... 2,420,052     28,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $224) to be repurchased at $220..................        --            220
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL...................               28,000,220
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,210,154,050)..............................           $1,485,734,250
                                                                 ==============

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares    Value++
                                                            ------- -----------
COMMON STOCKS -- (88.4%)
AUSTRIA -- (2.2%)
   Agrana Beteiligungs AG..................................  17,322 $ 2,086,369
  *AMAG Austria Metall AG..................................  13,167     364,864
  *A-TEC Industries AG.....................................  21,828          --
   Atrium European Real Estate, Ltd........................ 610,894   3,464,231
   Austria Email AG........................................     715       5,666
   Austria Technologie & Systemtechnik AG..................  42,211     371,216
   BKS Bank AG.............................................   3,120      70,267
  #BWT AG..................................................  39,087     808,228
   CA Immobilien Anlagen AG................................ 163,483   2,027,165
   DO & CO AG..............................................   2,924     120,468
  *EAG-Beteiligungs AG.....................................   1,650       1,069
  #EVN AG.................................................. 147,842   2,091,265
   Flughafen Wien AG.......................................  45,527   2,064,513
   Frauenthal Holding AG...................................   4,212      50,124
 #*Intercell AG............................................ 254,689     626,995
   Josef Manner & Co. AG...................................     870      56,393
   Kapsch TrafficCom AG....................................  22,171   1,294,428
  #Lenzing AG..............................................  50,402   4,486,569
   Mayr-Melnhof Karton AG..................................  39,013   3,856,345
  #Oberbank AG.............................................  37,973   2,352,401
  #Oesterreichischen Post AG............................... 147,545   5,686,026
   Palfinger AG............................................  55,397   1,113,768
 #*Polytec Holding AG......................................  79,815     569,658
   RHI AG.................................................. 112,207   3,175,268
   Rosenbauer International AG.............................  13,836     724,485
  #S IMMO AG............................................... 226,536   1,446,437
  *S&T System Integration & Technology Distribution AG.....   6,318      24,437
   Schoeller-Bleckmann Oilfield Equipment AG...............  51,365   4,955,866
   Semperit Holding AG.....................................  47,021   1,981,734
   Strabag SE.............................................. 102,680   2,581,393
   UBM Realitaetenentwicklung AG...........................   2,880      47,408
 #*Uniqa Versicherungen AG................................. 248,568   2,872,784
  #Wienerberger AG......................................... 496,488   3,561,534
   Wolford AG..............................................  11,252     364,403
   Zumtobel AG............................................. 128,443   1,373,990
                                                                    -----------
TOTAL AUSTRIA..............................................          56,677,767
                                                                    -----------
BELGIUM -- (3.2%)
 #*Ablynx NV...............................................  88,257     595,520
   Ackermans & van Haaren NV............................... 118,073   9,613,309
  *Agfa-Gevaert NV......................................... 769,380   1,257,195
   Arseus NV...............................................  94,203   1,763,355
   Atenor Group NV.........................................   4,672     211,470
   Banque Nationale de Belgique............................     955   3,042,741
   Barco NV................................................  58,733   4,040,279
  #Bekaert NV.............................................. 136,903   3,738,318
   Co.Br.Ha Societe Commerciale de Brasserie SA............     115     245,670
   Compagnie d'Entreprises SA..............................  41,428   2,038,337
  *Compagnie du Bois Sauvage SA............................      87           5
   Compagnie Immobiliere de Belgique SA....................  10,604     361,037
   Compagnie Maritime Belge SA.............................  66,098   1,182,497
 #*Deceuninck NV........................................... 298,827     496,562
 #*Devgen NV...............................................  73,663   1,516,299
   D'ieteren SA NV......................................... 129,060   6,229,223
   Duvel Moorgat SA........................................   8,799   1,060,600
   Econocom Group.......................................... 265,744   1,844,115
   Elia System Operator SA................................. 131,072   5,354,602
  *Euronav SA..............................................  88,337     487,785

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
BELGIUM -- (Continued)
   EVS Broadcast Equipment SA..............................  56,205 $ 3,262,713
   Exmar NV................................................ 132,340     987,261
   Floridienne SA..........................................   2,033     292,421
  *Galapagos NV............................................  99,665   2,026,835
  #Gimv NV.................................................  13,215     638,937
   Hamon SA................................................   4,148      58,465
   Image Recognition Integrated Systems (I.R.I.S.) SA......   6,284     342,324
  *Ion Beam Applications SA................................  81,148     683,237
   Jensen-Group NV.........................................  12,030     182,555
   Kinepolis Group NV......................................  19,582   1,953,895
   Lotus Bakeries NV.......................................   1,361   1,010,899
   Melexis NV..............................................  93,665   1,480,708
   Mobistar SA.............................................  84,370   2,230,962
   Nyrstar NV.............................................. 616,535   3,585,618
  *Picanol NV..............................................  17,778     431,388
  *RealDolmen NV (5529094).................................     120          20
  *RealDolmen NV (B3M0622).................................   7,555     180,695
   Recticel SA.............................................  87,697     581,620
   Resilux SA..............................................   4,095     262,929
   Rosier SA...............................................     655     188,635
   Roularta Media Group NV.................................   8,707     131,555
   SAPEC SA................................................   3,419     176,980
   Sioen Industries NV.....................................  52,140     418,151
   Sipef NV................................................  29,621   2,258,025
   Softimat SA.............................................  22,765     101,017
   Telenet Group Holding NV................................     606      27,763
   Ter Beke NV.............................................   2,260     140,750
   Tessenderlo Chemie NV................................... 122,318   3,549,307
 #*ThromboGenics NV........................................ 152,765   7,335,477
   Van de Velde NV.........................................  33,273   1,534,979
   VPK Packaging Group SA..................................  12,084     514,609
                                                                    -----------
TOTAL BELGIUM..............................................          81,649,649
                                                                    -----------
DENMARK -- (3.4%)
   Alk-Abello A.S..........................................  28,123   1,871,400
  *Alm. Brand A.S.......................................... 484,611   1,207,289
  *Amagerbanken A.S........................................ 647,900          --
   Ambu A.S. Series B......................................  26,910     716,997
  *Arkil Holdings A.S. Series B............................     586      40,179
  *Auriga Industries A.S. Series B.........................  96,829   1,438,589
 #*Bang & Olufsen Holdings A.S............................. 147,514   1,820,773
  *BankNordik A.S..........................................     292       3,123
 #*Bavarian Nordic A.S..................................... 100,943     920,384
   BoConcept Holding A.S...................................   5,650     127,759
   Brodrene Hartmann A.S. Series B.........................  11,730     250,270
  *Brondbyernes IF Fodbold A.S. Series B...................  12,915      32,581
   D/S Norden A.S.......................................... 110,869   2,924,056
  *Dalhoff Larsen & Horneman A.S...........................   9,669       6,130
   DFDS A.S................................................  18,568     900,236
  *Djursland Bank A.S......................................   8,970     216,155
   East Asiatic Co., Ltd. A.S..............................  55,571   1,073,159
   F.E. Bording A.S........................................     576      68,055
   Fluegger A.S. Series B..................................   4,198     240,764
 #*Genmab A.S.............................................. 174,543   2,430,351
   GN Store Nord A.S....................................... 803,034  12,585,533
  *GPV Industri A.S. Series B..............................   2,200      11,468
  *Greentech Energy Systems A.S............................   8,355      16,839
   Gronlandsbanken A.S.....................................     768      63,162
  *H&H International A.S. Series B.........................  18,111      92,099
   Harboes Bryggeri A.S....................................  12,252     186,187
  *Hojgaard Holding A.S. Series B..........................   2,727      35,473

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
DENMARK -- (Continued)
  #IC Companys A.S.........................................  35,278 $   617,996
  *Incentive A.S...........................................   3,575      11,491
   Jeudan A.S..............................................   4,620     358,008
  *Jyske Bank A.S.......................................... 229,630   6,990,086
   Lan & Spar Bank A.S.....................................   5,150     254,567
  *Lastas A.S. Series B....................................   9,839      27,182
  *Lollands Bank A.S.......................................     209       4,031
  *Mols-Linien A.S.........................................  23,640      64,077
  *NeuroSearch A.S.........................................  43,007      33,923
  #NKT Holding A.S.........................................  92,105   3,087,266
   Nordjyske Bank A.S......................................  17,600     251,187
   Norresundby Bank A.S....................................   7,350     217,112
   North Media A.S.........................................  36,665     124,114
  *Ostjydsk Bank A.S.......................................   3,305     128,754
 #*Pandora A.S............................................. 236,869   3,761,058
 #*Parken Sport & Entertainment A.S........................  33,556     393,125
   Per Aarsleff A.S. Series B..............................   7,235     502,789
  #Ringkjoebing Landbobank A.S.............................  17,872   2,473,888
   Roblon A.S. Series B....................................     540      78,517
   Rockwool International A.S. Series B....................  28,851   2,715,724
   Royal Unibrew A.S.......................................  45,850   3,649,711
  *Salling Bank A.S........................................     384      14,815
   Schouw & Co. A.S........................................  74,017   1,691,619
   SimCorp A.S.............................................  19,486   4,252,211
  *Skjern Bank A.S.........................................   2,897      46,397
   Solar Holdings A.S. Series B............................  22,263   1,379,635
  *Spar Nord Bank A.S...................................... 274,852   1,211,212
  *Sparbank A.S............................................   7,749      66,881
  *Sparekassen Faaborg A.S.................................   1,972      62,808
  *Sydbank A.S............................................. 307,380   5,630,616
   Tivoli A.S..............................................     969     497,858
 #*TK Development A.S...................................... 153,640     373,934
  *Topdanmark A.S..........................................  53,386  10,826,718
  *TopoTarget A.S.......................................... 332,263     140,545
  *Topsil Semiconductor Materials A.S...................... 194,350      12,244
  *Torm A.S................................................ 116,681      60,350
  *United International Enterprises A.S....................   6,796   1,159,308
 #*Vestas Wind Systems A.S................................. 588,304   3,401,289
  *Vestjysk Bank A.S.......................................  29,541      73,492
  *Zealand Pharma A.S......................................  14,793     265,225
                                                                    -----------
TOTAL DENMARK..............................................          86,190,774
                                                                    -----------
FINLAND -- (6.1%)
  #Ahlstrom Oyj............................................  29,300     487,487
   Aktia Oyj Series A......................................  14,830     110,107
  #Alma Media Oyj.......................................... 277,852   1,715,228
   Amer Sports Oyj......................................... 495,357   7,019,289
   Aspo Oyj................................................  83,192     634,457
   Atria P.L.C.............................................  23,261     156,194
  *Bank of Aland P.L.C. Series B...........................  22,078     215,814
   BasWare Oyj.............................................  34,550     962,103
  *Biotie Therapies Corp. Oyj.............................. 917,186     461,918
  #Cargotec Oyj Series B................................... 134,915   2,975,615
   Citycon Oyj............................................. 982,759   3,218,976
  *Componenta Oyj..........................................  34,813      94,274
   Comptel P.L.C........................................... 337,600     179,236
  #Cramo Oyj............................................... 148,755   1,513,054
   Digia P.L.C.............................................  48,912     185,283
   Efore Oyj...............................................  60,233      52,386
  *Elcoteq SE..............................................   3,041          --
  *Elektrobit Corp. Oyj....................................  16,849      15,385

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
FINLAND -- (Continued)
   Elisa Oyj............................................   432,751 $  9,286,323
   eQ P.L.C.............................................    67,120      161,107
   Etteplan Oyj.........................................    57,413      200,161
  *Finnair Oyj..........................................   298,520      851,016
  *Finnlines Oyj........................................   124,906    1,276,664
   Fiskars Oyj Abp......................................   182,790    3,771,952
   F-Secure Oyj.........................................   463,536      975,175
  *GeoSentric Oyj.......................................   244,900        3,174
  *Glaston Oyj Abp......................................    56,393       19,666
   HKScan Oyj Series A..................................   101,202      442,768
   Huhtamaki Oyj........................................   373,956    6,322,742
   Ilkka-Yhtyma Oyj.....................................    61,503      398,650
  #KCI Konecranes Oyj...................................   245,559    7,808,333
  #Kemira Oyj...........................................   459,125    6,108,053
   Kesko Oyj Series B...................................   250,135    7,821,799
   Laennen Tehtaat Oyj..................................    18,920      347,214
   Lassila & Tikanoja Oyj...............................   137,644    2,110,841
  #Lemminkainen Oyj.....................................    22,983      470,051
 #*Mesta Board Oyj...................................... 1,549,706    4,651,911
  *Neo Industrial Oyj...................................    14,567       33,828
  #Neste Oil Oyj........................................   477,554    5,980,291
   Okmetic Oyj..........................................    54,991      330,162
   Olvi Oyj Series A....................................    62,708    1,629,592
  #Oriola-KD Oyj Series A...............................     5,045       14,379
   Oriola-KD Oyj Series B...............................   450,090    1,219,361
   Orion Oyj Series A...................................   130,940    3,245,195
   Orion Oyj Series B...................................   384,369    9,510,594
 #*Outokumpu Oyj........................................ 3,488,317    2,964,328
  #Outotec Oyj..........................................   163,942    8,010,462
   PKC Group Oyj........................................    73,207    1,329,514
   Pohjola Bank P.L.C. Series A.........................   331,849    4,526,882
  #Ponsse Oyj...........................................    25,697      204,620
  #Poyry Oyj............................................   187,165      777,080
   Raisio P.L.C. Series V...............................   541,284    2,139,118
   Ramirent Oyj.........................................   314,761    2,355,602
   Rapala VMC Oyj.......................................   113,258      728,285
  #Rautaruukki Oyj Series K.............................   373,835    2,370,641
   Raute Oyj Series A...................................     9,858       94,327
  *Ruukki Group Oyj.....................................   604,909      378,681
   Saga Furs Oyj........................................    11,244      283,369
  #Sanoma Oyj...........................................   328,616    3,195,438
  *Scanfil P.L.C........................................   123,479      136,393
   Sievi Capital P.L.C..................................   123,479      153,478
   SRV Group P.L.C......................................     7,277       31,894
   Stockmann Oyj Abp Series A...........................    43,914      857,285
  #Stockmann Oyj Abp Series B...........................   132,971    2,501,296
 #*Stonesoft Oyj........................................    69,779      114,163
   Technopolis Oyj......................................   301,916    1,373,463
   Teleste Oyj..........................................    53,559      276,928
  #Tieto Oyj............................................   291,983    5,604,136
  #Tikkurila Oyj........................................   168,347    3,190,089
  *Tulikivi Oyj.........................................     4,463        3,239
  #Uponor Oyj Series A..................................   241,740    2,727,429
   Vacon Oyj............................................    45,416    2,330,350
   Vaisala Oyj Series A.................................    39,132      812,070
   Viking Line Abp......................................    10,366      235,851
   Yit Oyj..............................................   479,016    9,445,723
                                                                   ------------
TOTAL FINLAND...........................................            154,139,942
                                                                   ------------
FRANCE -- (9.8%)
   ABC Arbitrage SA.....................................    22,399      179,912

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
FRANCE -- (Continued)
 #*Air France-KLM.........................................   722,730 $6,041,925
   Akka Technologies SA...................................    22,790    644,127
 #*Alcatel-Lucent SA...................................... 7,392,628  7,558,803
   Ales Groupe SA.........................................    29,486    531,704
   Altamir Amboise SA.....................................    81,618    732,381
   Alten SA...............................................    80,004  2,517,695
  *Altran Technologies SA.................................   676,432  4,556,571
   April SA...............................................    74,171  1,311,924
 #*Archos SA..............................................    75,094    303,886
   Arkema SA..............................................    27,360  2,496,577
  *Artprice.com SA........................................    10,649    440,219
   Assystem...............................................    56,624  1,050,794
  *Atari SA...............................................    93,971    116,862
   AtoS SA................................................    21,169  1,421,323
   Aubay SA...............................................    10,285     62,666
  #Audika Groupe SA.......................................    21,251    252,277
  #Aurea SA...............................................     3,637     20,639
   Avenir Telecom SA......................................     8,000      4,666
   Axway Software SA......................................    22,982    359,650
  *Baccarat SA............................................       377     78,392
   Banque Tarneaud SA.....................................     1,430    152,097
  #Beneteau SA............................................   179,820  1,797,051
 #*Bigben Interactive SA..................................    13,117    151,878
  *BioAlliance Pharma SA..................................    35,932    190,664
   Boiron SA..............................................    29,066    930,500
   Boizel Chanoine Champagne SA...........................     7,266    349,316
   Bonduelle SCA..........................................    16,034  1,475,163
   Bongrain SA............................................    34,266  2,047,059
   Bourbon SA.............................................   184,935  4,993,033
  *Boursorama SA..........................................    69,079    414,658
  *Bull SA................................................   351,752  1,027,272
  #Burelle SA.............................................     3,866    905,857
   Cafom SA...............................................     3,655     18,431
   Catering International Services SA.....................     1,111    143,995
  *Cegedim SA.............................................    16,591    296,406
   Cegid Group............................................    17,915    345,695
   CFAO SA................................................    83,122  4,012,603
   Cie des Alpes..........................................     6,721    120,078
   Ciments Francais SA....................................    10,266    624,319
  *Club Mediterranee SA...................................    87,746  1,394,815
   Compagnie Industrielle et Financiere D'Entreprises SA..     1,200     65,341
   Damartex SA............................................    20,518    346,322
   Derichebourg SA........................................   548,515  1,551,410
   Devoteam SA............................................    24,812    286,313
  *Dynaction SA...........................................     4,262     40,888
   Eiffage SA.............................................   136,700  4,704,027
   Electricite de Strasbourg SA...........................    21,886  2,682,632
   Eramet SA..............................................        13      1,653
   Esso SA Francaise......................................     9,436    675,319
   Establissements Maurel et Prom SA......................   328,284  4,575,625
  *Etam Developpement SA..................................     1,949     35,228
   Euler Hermes SA........................................    52,633  3,631,988
  *Euro Disney SCA........................................   138,383    927,945
   Eurofins Scientific SA.................................    26,702  4,133,376
   Exel Industries SA Series A............................    10,680    523,528
   Faiveley Transport SA..................................    25,507  1,422,710
   Faurecia SA............................................   142,901  2,151,589
   Fimalac SA.............................................    31,490  1,404,605
   Fleury Michon SA.......................................     4,694    224,837
  *GameLoft SA............................................   225,468  1,545,817
  *Gascogne SA............................................     6,907     29,950

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
FRANCE -- (Continued)
   Gaumont SA.............................................    13,980 $  715,533
   GEA SA.................................................     1,000     85,453
 #*GECI International SA..................................    59,392    137,795
   Gemalto NV.............................................    97,900  8,842,316
   Gevelot SA.............................................     3,584    223,107
   GFI Informatique SA....................................   139,600    508,550
   GL Events SA...........................................    27,467    605,389
  *GPE Groupe Pizzorno SA.................................     3,499     54,862
  #Groupe Crit SA.........................................    24,255    388,694
   Groupe Flo SA..........................................    29,358    112,708
   Groupe Gorge SA........................................    13,211    119,865
   Groupe Guillin SA......................................     1,061     84,752
   Groupe Open SA.........................................    27,590    154,679
  *Groupe Partouche SA....................................    61,786     71,360
   Groupe Steria SCA......................................    86,854  1,403,888
   Guerbet SA.............................................     6,577    717,938
  *Haulotte Group SA......................................    61,352    379,679
   Havas SA............................................... 1,086,746  5,499,932
 #*Hi-Media SA............................................   134,290    347,264
  *Idsud SA...............................................     1,395     31,715
   Ingenico SA............................................   120,489  6,379,679
  #Interparfums SA........................................    21,452    567,081
   Ipsen SA...............................................    83,088  2,146,408
   Ipsos SA...............................................   128,384  4,513,352
   Jacquet Metal Service SA...............................    48,343    471,362
  *Kaufman & Broad SA.....................................       270      6,171
   Korian SA..............................................     8,745    134,834
   L.D.C. SA..............................................        19      1,873
   Laurent-Perrier SA.....................................    12,546  1,070,118
   Lectra SA..............................................    83,499    486,496
   Lisi SA................................................    16,907  1,122,136
   M6 Metropole Television SA.............................   192,886  2,690,878
   Maisons France Confort SA..............................    12,636    377,852
  #Manitou BF SA..........................................    48,911    759,790
   Manutan International SA...............................    14,553    585,248
  *Maurel et Prom Nigeria SA..............................   323,678    814,221
   Medica SA..............................................   146,000  2,610,521
   Mersen SA..............................................    70,824  1,792,554
   MGI Coutier SA.........................................     2,753    117,659
   Montupet SA............................................     8,127     72,443
  #Mr. Bricolage SA.......................................    30,731    348,038
  *Naturex SA.............................................    12,649    885,319
  #Neopost SA.............................................   135,048  7,403,969
  #Nexans SA..............................................   131,823  5,613,234
   Nexity SA..............................................    99,242  3,059,898
   NextRadioTV SA.........................................     3,451     50,924
  *NicOx SA...............................................   252,978    787,837
   Norbert Dentressangle SA...............................    20,989  1,427,239
   NRJ Group SA...........................................    37,352    251,255
   Oeneo SA...............................................   158,017    428,509
  #Orpea SA...............................................   113,448  4,638,599
   Osiatis SA.............................................       685      4,609
 #*PagesJaunes Groupe SA..................................   384,634    700,090
  *Parrot SA..............................................    29,582  1,026,272
 #*Peugeot SA.............................................   597,148  3,830,406
   Pierre & Vacances SA...................................    18,411    310,749
  #Plastic Omnium SA......................................    96,698  2,673,506
   Plastivaloire SA.......................................     4,552     79,593
   PSB Industries SA......................................     8,438    246,564
   Rallye SA..............................................    99,265  3,028,913
 #*Recylex SA.............................................    66,087    355,061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
FRANCE -- (Continued)
   Remy Cointreau SA......................................  65,997 $  6,842,601
   Robertet SA............................................   3,167      529,667
  *Rodriguez Group SA.....................................   3,886       20,074
  *Rougier SA.............................................   1,843       80,454
   Rubis SCA.............................................. 108,827    6,640,032
  *S.T. Dupont SA......................................... 334,647      143,306
   SA des Ciments Vicat...................................  45,541    2,454,793
   Sabeton SA.............................................  13,500      215,771
   Saft Groupe SA.........................................  98,568    2,192,299
   Samse SA...............................................   8,342      568,648
   Sartorius Stedim Biotech SA............................   9,046      818,597
  #Seche Environnement SA.................................   6,437      210,900
  #Sechilienne SA.........................................  74,888    1,284,269
   Securidev SA...........................................   2,500       74,457
  *Sequana SA............................................. 211,916      328,937
   Societe Anonyme d'Explosifs et de Produits Chimiques
     SA...................................................     485      113,444
   Societe BIC SA.........................................  62,449    7,620,209
   Societe d'Edition de Canal Plus SA..................... 306,157    1,838,106
   Societe des Bains de Mer et du Cercle des Etrangers a
     Monaco SA............................................  46,150    1,707,450
   Societe Internationale de Plantations d'Heveas SA......   5,133      398,509
  #Societe Pour l'Informatique Industrielle SA............  40,908      243,284
   Societe Television Francaise 1 SA...................... 416,273    3,577,458
 #*Soitec SA.............................................. 400,615    1,204,787
   Somfy SA...............................................  21,738    3,739,126
   Sopra Group SA.........................................  22,982    1,084,709
  *Spir Communication SA..................................   4,687       89,318
   Stallergenes SA........................................  11,930      692,622
  *Ste Industrielle d'Aviation Latecoere SA...............  27,234      309,276
   Stef SA................................................  29,121    1,517,217
   Store Electronic SA....................................   3,620       42,803
  #Sword Group SA.........................................  22,260      360,249
   Synergie SA............................................  60,624      559,176
  *Technicolor SA......................................... 525,779    1,335,740
   Teleperformance SA..................................... 223,377    6,764,033
   Tessi SA...............................................   5,374      501,650
 #*Theolia SA............................................. 182,298      340,598
   Thermador Groupe.......................................   4,528      342,198
   Tonnellerie Francois Freres SA.........................   3,898      179,816
   Total Gabon SA.........................................     937      419,932
   Touax SA...............................................   2,639       85,524
 #*Transgene SA...........................................  42,377      448,539
   Trigano SA.............................................  32,351      350,988
  *UbiSoft Entertainment SA............................... 398,686    3,709,528
   Union Financiere de France Banque SA...................  16,828      400,029
   Valeo SA............................................... 149,480    6,582,118
   Viel et Compagnie SA................................... 158,130      551,280
  #Vilmorin & Cie SA......................................  20,195    2,399,615
   Virbac SA..............................................  17,539    3,055,264
  *Vivalis SA.............................................  25,963      247,488
   VM Materiaux SA........................................   6,914      145,464
   Vranken-Pommery Monopole SA............................  14,162      448,724
   Zodiac Aerospace SA....................................  47,538    4,874,261
                                                                   ------------
TOTAL FRANCE..............................................          248,077,062
                                                                   ------------
GERMANY -- (12.9%)
   A.S. Creation Tapeton AG...............................   6,853      304,225
  *AAP Implantate AG......................................  25,576       42,984
  *Aareal Bank AG......................................... 423,110    9,098,181
  *Abwicklungsgesellschaft Roesch AG Medizintechnik.......   7,300          255
  *ADVA Optical Networking SE............................. 169,035      950,953
   AGROB Immobilien AG....................................   5,800       79,135

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
GERMANY -- (Continued)
 #*Air Berlin P.L.C........................................ 156,429 $   310,211
  #Aixtron SE.............................................. 352,829   4,628,050
   ALBA SE.................................................  21,642   1,745,321
  *Aligna AG............................................... 318,087       7,833
   Allgeier SE.............................................  19,930     274,599
   Amadeus Fire AG.........................................  17,321     803,891
  *Analytik Jena AG........................................     597       7,676
  *Andreae-Noris Zahn AG...................................  26,412   1,044,409
   Asian Bamboo AG.........................................  29,133     223,723
   Atoss Software AG.......................................     303       7,991
   Aurubis AG.............................................. 153,470   9,715,684
   Baader Bank AG.......................................... 118,094     278,736
   Balda AG................................................ 127,634     838,470
  #Bauer AG................................................  34,231     741,068
  #BayWa AG................................................  45,827   2,076,871
   Bechtle AG..............................................  63,405   2,392,760
   Bertrandt AG............................................  23,001   1,925,019
  *Beta Systems Software AG................................   8,020      16,668
  #Bijou Brigitte AG.......................................  11,350     792,659
   Bilfinger SE............................................  62,183   6,093,431
   Biotest AG..............................................  20,784   1,279,624
  *BKN International AG....................................  33,408         130
  *BMP Media Vestors AG....................................   8,724       8,038
  *Borussia Dortmund GmbH & Co. KGaA....................... 241,558     803,508
   CANCOM AG...............................................  39,490     612,543
   Carl Zeiss Meditec AG................................... 114,703   3,148,265
   CAT Oil AG..............................................  51,243     370,178
  *Celesio AG.............................................. 143,486   2,781,658
   CENIT AG................................................  19,347     165,893
   Centrotec Sustainable AG................................  42,634     770,325
 #*Centrotherm Photovoltaics AG............................  10,160      11,646
   Cewe Color Holding AG...................................  16,681     734,989
  *Colonia Real Estate AG..................................  16,334      83,344
   Comdirect Bank AG....................................... 139,558   1,371,610
  *CompuGroup Medical AG...................................  46,927     853,207
  *Conergy AG.............................................. 264,578     108,907
  *Constantin Medien AG.................................... 359,780     669,202
   CropEnergies AG.........................................  77,958     473,802
   CTS Eventim AG.......................................... 106,100   3,150,234
 #*Curanum AG.............................................. 108,695     264,581
  #DAB Bank AG............................................. 130,043     569,816
   Data Modul AG...........................................  11,455     216,284
  #Delticom AG.............................................  15,867     889,780
   Deufol AG............................................... 112,955     119,225
   Deutsche Beteiligungs AG................................  29,148     736,161
  #Deutsche Wohnen AG...................................... 646,717  11,844,087
  *Deutz AG................................................ 263,835   1,157,307
  *Dialog Semiconductor P.L.C.............................. 221,152   4,404,049
   DIC Asset AG............................................  13,115     122,395
   Dierig Holding AG.......................................   9,408     125,678
  #Douglas Holding AG...................................... 105,346   5,142,377
   Dr. Hoenle AG...........................................  14,858     219,278
   Draegerwerk AG & Co. KGaA...............................   3,020     243,590
   Drillisch AG............................................ 172,204   2,122,553
   Duerr AG................................................  40,668   3,050,739
   DVB Bank SE............................................. 173,470   5,393,186
   Eckert & Ziegler AG.....................................  12,438     363,461
   Elmos Semiconductor AG..................................  35,507     307,573
   ElreingKlinger AG....................................... 106,886   2,979,682
   Erlus AG................................................   2,970     128,927
  #Euromicron AG...........................................  25,641     668,219

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
GERMANY -- (Continued)
   Euwax AG...............................................    14,880 $1,055,692
 #*Evotec AG.............................................. 1,165,338  4,179,266
   Fielmann AG............................................    32,343  3,151,324
 #*First Sensor AG........................................    18,636    205,979
  *FJA AG.................................................       217        262
  #Freenet AG.............................................   381,911  6,321,467
   Fuchs Petrolub AG......................................   136,940  8,534,620
  *GAGFAH SA..............................................   281,532  3,204,062
   GBW AG.................................................    28,417    837,939
   Gerresheimer AG........................................   117,580  5,836,134
   Gerry Weber International AG...........................    89,108  4,051,965
   Gesco AG...............................................    10,279    869,814
   GFK SE.................................................    72,083  3,283,764
   GFT Technologies AG....................................    66,050    279,249
 #*Gigaset AG.............................................   175,782    243,968
   Gildemeister AG........................................   200,603  3,723,063
   Grammer AG.............................................    46,658    909,204
   Grenkeleasing AG.......................................    32,703  2,207,305
  *GSW Immobilien AG......................................    39,738  1,633,392
   H&R AG.................................................    49,089    808,752
   Hamborner REIT AG......................................    22,740    209,188
  #Hamburger Hafen und Logistik AG........................    70,353  1,710,555
 #*Hansa Group AG.........................................   146,815    429,009
   Hawesko Holding AG.....................................    19,463    968,932
 #*Heidelberger Druckmaschinen AG.........................   822,580  1,234,592
   Highlight Communications AG............................    72,348    340,259
  *Homag Group AG.........................................    14,489    186,974
   Indus Holding AG.......................................    79,715  2,006,945
   Innovation in Traffic Systems AG.......................    23,949    772,936
  *Intershop Communications AG............................    62,598    155,392
   Isra Vision AG.........................................    11,143    310,333
 #*IVG Immobilien AG......................................   400,498    997,068
   Jenoptik AG............................................   180,277  1,708,122
  *Joyou AG...............................................     4,817     54,670
  *Kampa AG...............................................    35,505      1,335
  *Kloeckner & Co. SE.....................................   381,858  3,462,048
  *Koenig & Bauer AG......................................     9,557    173,902
   Kontron AG.............................................   189,937    892,809
  #Krones AG..............................................    72,618  4,284,051
   KSB AG.................................................     3,584  1,907,911
  *Kuka AG................................................   102,786  3,085,492
   KWS Saat AG............................................    17,224  4,947,117
   Leifheit AG............................................    12,500    432,797
   Leoni AG...............................................   126,718  4,233,795
  *Loewe AG...............................................    25,187    118,879
  *Lotto24 AG.............................................       543      2,395
  #LPKF Laser & Electronics AG............................    33,127    678,113
 #*Manz AG................................................     6,640    180,815
  *Masterflex SE..........................................    19,347    125,646
  *Maxdata Computer AG....................................    94,120     14,761
  *Mediclin AG............................................   119,554    644,271
 #*Medigene AG............................................    95,039    134,365
   Mensch und Maschine Software AG........................    10,746     69,770
  #MLP AG.................................................   216,957  1,395,988
  #Mobotix AG.............................................    13,494    334,029
  *Mologen AG.............................................    26,889    446,959
 #*Morphosys AG...........................................    79,379  2,698,569
   MTU Aero Engines Holding AG............................    69,681  5,857,687
   Muehlbauer Holding & Co. AG............................    14,905    379,067
  #MVV Energie AG.........................................   114,055  3,269,280
  #Nemetschek AG..........................................    24,668  1,098,939

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
GERMANY -- (Continued)
   Nexus AG..............................................    33,813 $   412,395
 #*Nordex SE.............................................   194,652     681,160
   NORMA Group AG........................................    58,517   1,617,824
   OHB AG................................................    35,659     697,258
  *Oldenburgische Landesbank AG..........................     4,234     115,297
   P&I Personal & Informatik AG..........................    17,889     708,516
  *Patrizia Immobilien AG................................    76,360     539,303
   Pfeiffer Vacuum Technology AG.........................    36,268   3,707,878
  #PNE Wind AG...........................................   186,108     460,870
 #*Praktiker AG..........................................   217,326     405,931
   Progress-Werk Oberkirch AG............................     7,812     290,565
   PSI AG Gesellschaft Fuer Produkte und Systeme der
     Informationstechnologie.............................    33,752     645,028
   PVA TePla AG..........................................    46,019     138,378
   QSC AG................................................   411,987   1,124,020
  *R Stahl AG............................................    14,410     498,672
   Rational AG...........................................    15,420   3,903,402
   REALTECH AG...........................................    11,124      63,386
   Rheinmetall AG........................................   152,317   7,279,886
   Rhoen-Klinikum AG.....................................   406,308   7,913,041
  *RIB Software AG.......................................     5,493      34,119
   Ruecker AG............................................    10,247     216,060
   S.A.G. Solarstrom AG..................................     1,968       8,134
  *SAF-Holland SA........................................   167,238   1,087,946
   Salzgitter AG.........................................   110,698   4,787,236
   Schaltbau Holding AG..................................     9,506     318,520
  *Sedo Holding AG.......................................    65,721     137,146
   Sektkellerei Schloss Wachenheim AG....................     7,479      87,141
  *SER Systems AG........................................     9,400         207
  #SGL Carbon SE.........................................   229,387   9,149,090
  *SHW AG................................................     1,716      64,467
 #*Singulus Technologies AG..............................   236,814     382,211
   Sinner AG.............................................     2,660      52,375
  #Sixt AG...............................................    81,198   1,510,909
   SKW Stahl-Metallurgie Holding AG......................    18,284     340,414
 #*Sky Deutschland AG.................................... 1,121,049   4,886,199
  *SM Wirtschaftsberatungs AG............................    18,126     117,469
 #*SMA Solar Technology AG...............................    27,498     590,659
   SMT Scharf AG.........................................     9,389     273,130
   Software AG...........................................   173,056   6,949,619
  #Solarworld AG.........................................   294,977     510,102
   Stada Arzneimittel AG.................................   247,784   7,504,291
   STINAG Stuttgart Invest AG............................    35,003     717,137
  *Stoehr & Co. AG.......................................     6,000      14,901
  *STRATEC Biomedical AG.................................    32,070   1,351,329
  *Stroer Out-of-Home Media AG...........................    57,987     511,332
  *Suss Microtec AG......................................    73,062     689,580
   Symrise AG............................................   307,713  11,068,532
   Syzygy AG.............................................    30,656     135,186
  #TAG Immobilien AG.....................................   352,218   4,071,242
   Takkt AG..............................................   126,507   1,624,289
   Telegate AG...........................................    16,807     130,507
  *Tipp24 SE.............................................    16,840     830,725
   Tom Tailor Holding AG.................................    66,580   1,419,731
   Tomorrow Focus AG.....................................   113,715     505,627
  *TUI AG................................................   550,143   5,162,297
   UMS United Medical Systems International AG...........     3,304      38,217
   UmweltBank AG.........................................    17,656     771,410
  *VBH Holding AG........................................     9,415      31,728
  *Verbio AG.............................................    52,498     112,037
  #Vossloh AG............................................    37,975   3,830,512
   VTG AG................................................    34,864     547,784

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
GERMANY -- (Continued)
   Wacker Chemie AG.....................................       418 $     23,611
  #Wacker Neuson SE.....................................    58,348      795,312
  *Wanderer-Werke AG....................................     7,903        2,397
  *Washtec AG...........................................     5,625       66,448
   Wincor Nixdorf AG....................................   119,287    5,319,427
   Wirecard AG..........................................   381,688    8,741,631
   Wuerttembergische Lebensversicherung AG..............    23,873      516,531
   XING AG..............................................    11,101      631,583
  *zooplus AG...........................................     5,878      254,802
                                                                   ------------
TOTAL GERMANY...........................................            326,285,939
                                                                   ------------
GREECE -- (2.0%)
  *Aegean Airlines S.A..................................     5,746       11,693
  *Aegek S.A............................................    26,135        4,266
  *Alfa Alfa Energy S.A.................................     3,810        6,864
  *Alpha Bank A.E.......................................   674,977    1,582,482
  *Alumil Aluminum Industry S.A.........................    39,150       14,989
  *Alysida S.A..........................................     2,376        6,132
  *Anek Lines S.A.......................................   494,192       81,294
  *Astir Palace Hotels S.A..............................    93,886      406,493
  *Athens Medical Center S.A............................   105,147       62,903
  *Atlantic Supermarkets S.A............................    34,730        3,601
  *Attica Bank S.A......................................   120,802       95,601
   Autohellas S.A.......................................    73,796      116,720
  *Babis Vovos International Construction S.A...........    21,073        8,303
  *Balafas S.A..........................................    15,200        3,743
  *Balkan Real Estate S.A...............................     5,450        2,260
  *Bank of Cyprus P.L.C................................. 4,342,301    1,837,133
   Bank of Greece S.A...................................   133,571    2,230,582
  *Cyprus Popular Bank PCL..............................   662,422       53,654
  *Daios Plastics S.A...................................    16,350      105,324
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A.   125,558       49,887
  *Elastron S.A.........................................    76,043       55,535
  *Elektrak S.A.........................................    33,937       72,562
  *Elektroniki Athinon SA...............................     7,497        4,664
  *Ellaktor S.A.........................................   544,614    1,065,177
  *Elval - Hellenic Aluminium Industry S.A..............    28,590       44,162
  *Etma Rayon S.A.......................................    11,242       20,545
   Euro Reliance General Insurance Co. S.A..............    40,957       31,911
  *Eurobank Ergasias SA.................................   971,907    1,132,535
  *Euromedica S.A.......................................    33,079       16,510
   EYDAP Athens Water Supply & Sewage Co. S.A...........   116,677      666,530
  *Folli Follie Group S.A...............................   150,049    2,049,635
  *Forthnet S.A.........................................    21,107       25,433
  *Fourlis Holdings S.A.................................   146,787      379,528
  *Frigoglass S.A.......................................   115,348      669,033
  *GEK Terna Holding Real Estate Construction S.A.......   296,155      521,186
  *Halkor S.A...........................................   186,762      128,895
  *Hellenic Cables S.A..................................    54,724       88,431
   Hellenic Exchanges S.A...............................   296,505    1,324,660
   Hellenic Petroleum S.A...............................   326,121    2,556,031
  *Hellenic Sugar Industry S.A..........................    33,478       39,343
  *Hellenic Telecommunication Organization Co. S.A......   707,121    3,118,247
  *Heracles General Cement Co. S.A......................    33,094       90,450
  *Iaso S.A.............................................   206,042      187,965
  *Inform P. Lykos S.A..................................    16,186       21,673
  *Informatics S.A......................................     3,778        1,518
  *Intracom Holdings S.A................................   247,375      102,256
  *Intracom Technical & Steel Constructions S.A.........    13,420       12,747
   Intralot S.A.-Integrated Lottery Systems & Services..   551,157    1,108,735
  *Ionian Hotel Enterprises S.A.........................    16,914      306,921

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
GREECE -- (Continued)
  *Ipirotiki Software & Publications S.A.................    22,110 $    55,596
   JUMBO S.A.............................................   400,965   2,654,772
   Karelia Tobacco Co., Inc. S.A.........................     3,613     514,966
  *Kathimerini Publishing S.A............................    25,040      13,372
  *Lamda Development S.A.................................       905       4,019
  *Lan-Net S.A...........................................    12,688      19,735
  *Loulis Mills S.A......................................    25,704      54,923
  *Marfin Investment Group Holdings S.A.................. 2,380,237   1,060,299
   Metka S.A.............................................   101,638     924,732
  *Michaniki S.A.........................................   155,442      38,280
   Motor Oil (Hellas) Corinth Refineries S.A.............   246,966   2,151,470
  *Mytilineos Holdings S.A...............................   367,558   1,668,808
  *National Bank of Greece S.A........................... 1,343,567   3,147,579
  *Neorion Holdings S.A..................................    14,991       2,429
   OPAP S.A..............................................   168,712   1,078,344
  *Piraeus Bank S.A...................................... 4,777,477   2,578,847
   Piraeus Port Authority S.A............................    21,267     346,953
  *Promota Hellas S.A....................................     8,860       2,641
  *Proton Bank S.A.......................................   141,214          --
  *Public Power Corp. S.A................................   528,487   3,034,329
  *Real Estate Development & Services S.A................    87,302      69,278
   S&B Industrial Minerals S.A...........................    68,336     479,816
  *Sarantis S.A..........................................    74,884     250,332
  *Selected Textile S.A..................................    60,619      29,311
  *Sfakianakis S.A.......................................    16,775      19,134
  *Sidenor Steel Products Manufacturing Co. S.A..........   105,996     153,732
  *T Bank S.A............................................   228,007          --
  *Technical Olympic S.A.................................     2,237       3,816
  *Teletypos S.A. Mega Channel...........................    77,669      26,663
   Terna Energy S.A......................................   144,697     432,337
  *Themeliodomi S.A......................................    37,422      17,947
   Thessaloniki Port Authority S.A.......................     6,936     129,927
   Thessaloniki Water Supply & Sewage Co. S.A............    15,807      89,008
  *Thrace Plastics Co. S.A...............................    33,856      33,241
  *Titan Cement Co. S.A..................................   203,501   3,791,759
  *TT Hellenic Postbank S.A..............................   695,353     151,414
  *Viohalco Hellenic Copper & Aluminum Industry S.A......   603,593   2,585,895
                                                                    -----------
TOTAL GREECE.............................................            50,142,446
                                                                    -----------
IRELAND -- (2.7%)
   Aer Lingus Group P.L.C................................   752,359   1,005,119
  *Aminex P.L.C..........................................   496,086      36,972
   C&C Group P.L.C. (B010DT8)............................   399,607   1,918,593
   C&C Group P.L.C. (B011Y09)............................ 1,014,594   4,860,715
   DCC P.L.C. (0242493)..................................   308,989   8,838,285
   DCC P.L.C. (4189477)..................................    19,143     546,947
   Donegal Creameries P.L.C..............................    23,135      98,955
   Dragon Oil P.L.C......................................   990,437   8,866,393
  *Elan Corp. P.L.C......................................    45,034     490,108
   FBD Holdings P.L.C....................................   125,728   1,572,655
   Fyffes P.L.C..........................................   760,156     493,836
   Glanbia P.L.C. (0066950)..............................   700,613   6,647,356
   Glanbia P.L.C. (4058629)..............................    69,229     656,257
   Grafton Group P.L.C...................................   584,079   2,546,481
   IFG Group P.L.C.......................................   337,495     612,593
  *Independent News & Media P.L.C. (B59HWB1).............   406,791      44,827
  *Independent News & Media P.L.C. (B5TR5N4).............   318,060      35,041
   Irish Continental Group P.L.C.........................    23,420     571,465
  *Kenmare Resources P.L.C. (0487948).................... 4,136,548   2,615,262
  *Kenmare Resources P.L.C. (4490737)....................   409,813     258,728
   Kingspan Group P.L.C..................................   450,404   4,697,362

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
IRELAND -- (Continued)
  *McInerney Holdings P.L.C..............................   697,135 $        --
   Paddy Power P.L.C. (0258810)..........................   180,573  13,336,467
   Paddy Power P.L.C. (4828974)..........................    10,071     742,983
  *Providence Resources P.L.C............................    17,054     171,530
   Smurfit Kappa Group P.L.C.............................   475,119   5,238,349
   Total Produce P.L.C...................................   479,366     302,596
                                                                    -----------
TOTAL IRELAND............................................            67,205,875
                                                                    -----------
ISRAEL -- (2.6%)
  *Africa Israel Investments, Ltd........................   326,135     830,002
  *Africa Israel Properties, Ltd.........................    37,844     293,801
   Africa Israel Residences, Ltd.........................       594       6,483
  *Airport City, Ltd.....................................   107,236     483,836
  *Allot Communications, Ltd.............................    13,400     302,522
  *Alon Holdings Blue Square Israel, Ltd.................    46,194     119,723
  *AL-ROV Israel, Ltd....................................    15,910     357,465
  *Alrov Properties & Lodgings, Ltd......................     5,723     100,618
  *Alvarion, Ltd.........................................    84,517      38,195
   Amot Investments, Ltd.................................   200,291     466,908
  *AudioCodes, Ltd.......................................   159,083     361,052
   Avgol Industries 1953, Ltd............................   353,269     265,927
  *Azorim Investment Development & Construction Co., Ltd.       302         292
   Babylon, Ltd..........................................   129,307   1,067,224
   Bayside Land Corp.....................................     2,413     452,568
   Big Shopping Centers 2004, Ltd........................     2,001      45,179
  *Biocell, Ltd..........................................    16,731      97,401
  *BioLineRX, Ltd........................................   499,334     158,990
   Blue Square Real Estate, Ltd..........................     3,782      72,856
  *Cellcom Israel, Ltd...................................   104,952     936,690
  *Ceragon Networks, Ltd.................................    71,706     314,816
  *Clal Biotechnology Industries, Ltd....................   146,663     453,201
   Clal Industries, Ltd..................................   285,112   1,007,008
   Clal Insurance Enterprises Holdings, Ltd..............    83,321   1,132,475
  *Compugen, Ltd.........................................    37,175     135,106
   Delek Automotive Systems, Ltd.........................   124,131     776,797
   Delek Group, Ltd......................................     2,224     422,904
   Delta-Galil Industries, Ltd...........................    32,226     338,834
   Direct Insurance - I.D.I. Insurance Co., Ltd..........    35,764      91,795
   DS Apex Holdings, Ltd.................................    38,130     178,893
  *El Al Israel Airlines, Ltd............................   421,312      49,636
  *Elbit Medical Imaging, Ltd............................    53,265     123,257
   Elbit Systems, Ltd....................................    70,858   2,494,716
   Electra, Ltd..........................................     6,502     551,126
   Elron Electronic Industries, Ltd......................    57,768     273,537
  *Evogene, Ltd..........................................    90,699     397,878
  *EZchip Semiconductor, Ltd.............................   106,730   3,352,308
  *First International Bank of Israel, Ltd...............    98,118   1,165,396
   FMS Enterprises Migun, Ltd............................    10,300     137,876
  *Formula Systems (1985), Ltd...........................    36,549     581,380
   Frutarom Industries, Ltd..............................   162,348   1,748,421
  *Gilat Satellite Networks, Ltd.........................    87,921     391,864
  *Given Imaging, Ltd....................................    48,376     870,980
   Golf & Co., Ltd.......................................    57,649     179,355
  *Hadera Paper, Ltd.....................................     9,516     414,648
   Harel Insurance Investments & Finances, Ltd...........    37,881   1,427,352
   Hot Telecommunications Systems, Ltd...................    92,836     921,909
  *Industrial Building Corp., Ltd........................   342,619     456,272
  *Israel Cold Storage & Supply Co., Ltd.................     1,076      12,302
  *Israel Discount Bank, Ltd. Series A................... 2,459,139   3,468,988
   Israel Land Development Co., Ltd. (The)...............    22,615      86,044
   Ituran Location & Control, Ltd........................    84,441   1,051,743

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
ISRAEL -- (Continued)
  *Jerusalem Oil Exploration, Ltd.......................     39,274 $   660,581
  *Kamada, Ltd..........................................    110,315     879,002
  *Kardan Yazamut, Ltd..................................     95,268       9,981
   Maabarot Products, Ltd...............................     21,999     194,984
  *Magic Software Enterprises, Ltd......................     38,625     175,665
   Matrix IT, Ltd.......................................    181,750     792,577
   Melisron, Ltd........................................     49,762     833,567
  *Mellanox Technologies, Ltd...........................     93,933   7,088,884
  *Menorah Mivtachim Holdings, Ltd......................    108,046     827,963
   Migdal Insurance & Financial Holding, Ltd............  1,008,721   1,359,198
  *Mizrahi Tefahot Bank, Ltd............................     64,217     583,122
  *Naphtha Israel Petroleum Corp., Ltd..................    129,930     498,424
   Neto Me Holdings, Ltd................................      5,411     180,968
  *NICE Systems, Ltd....................................      2,772      92,592
  *NICE Systems, Ltd. Sponsored ADR.....................     25,502     849,217
  *Nitsba Holdings (1995), Ltd..........................    106,360     841,481
  *Nova Measuring Instruments, Ltd......................     45,138     318,525
  *Oil Refineries, Ltd..................................  3,533,465   1,701,386
   Ormat Industries, Ltd................................    293,852   1,560,850
   Osem Investments, Ltd................................    124,960   1,887,046
   Partner Communications Co., Ltd......................    191,918   1,104,521
   Paz Oil Co., Ltd.....................................     18,628   2,454,728
  *Phoenix Holdings, Ltd. (The).........................    200,757     417,480
   Plasson Industries, Ltd..............................      8,863     239,974
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..     27,880     831,132
  *Retalix, Ltd.........................................     72,061   1,421,604
  *Scailex Corp, Ltd....................................      7,701       6,812
   Shikun & Binui, Ltd..................................    864,351   1,442,313
  *Space Communication, Ltd.............................     13,852     171,456
  *Strauss Group, Ltd...................................    145,239   1,641,730
  *Suny Electronic, Ltd.................................     21,817      18,531
   Super-Sol, Ltd. Series B.............................    368,517     995,493
  *Tower Semiconductor, Ltd.............................     88,339     734,952
  *Union Bank of Israel, Ltd............................    130,630     428,598
                                                                    -----------
TOTAL ISRAEL............................................             64,711,886
                                                                    -----------
ITALY -- (7.5%)
 #*A2A SpA..............................................  3,304,676   1,628,388
   ACEA SpA.............................................    280,731   1,544,854
   Acegas-APS SpA.......................................    110,973     799,678
 #*Acotel Group SpA.....................................      3,478     112,032
  *Aedes SpA............................................  1,494,875     123,770
   Aeroporto de Firenze SpA.............................     17,390     231,595
  *Aion Renewables SpA..................................     12,160      13,028
   Alerion Cleanpower SpA...............................     74,701     364,790
   Amplifon SpA.........................................    320,929   1,488,505
   Ansaldo STS SpA......................................    352,492   2,868,571
  *Arnoldo Mondadori Editore SpA........................    419,339     566,981
  *Ascopiave SpA........................................    164,564     283,499
   Astaldi SpA..........................................    228,281   1,469,688
   Autogrill SpA........................................    437,299   4,476,307
   Azimut Holding SpA...................................    454,770   5,777,415
 #*Banca Carige SpA.....................................  2,142,365   1,983,355
  #Banca Finnat Euramerica SpA..........................    685,945     230,995
   Banca Generali SpA...................................    156,535   2,298,834
   Banca IFIS SpA.......................................    102,347     702,891
 #*Banca Monte Dei Paschi di Siena SpA..................  8,733,630   2,414,241
   Banca Piccolo Credito Valtellinese Scarl.............  1,015,903   1,617,665
   Banca Popolare dell'Emilia Romagna Scarl.............  1,085,022   6,465,667
  *Banca Popolare dell'Etruria e del Lazio Scarl........    297,428     328,070
  *Banca Popolare di Milano Scarl....................... 12,870,403   7,092,416

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
ITALY -- (Continued)
   Banca Popolare di Sondrio Scarl....................... 1,122,536 $ 6,429,349
   Banca Profilo SpA.....................................   732,338     228,810
   Banco di Desio e della Brianza SpA....................   232,296     617,228
  *Banco Popolare Scarl.................................. 6,311,267  10,071,344
   BasicNet SpA..........................................   105,627     242,331
   Beghelli SpA..........................................   427,981     227,677
  *Biesse SpA............................................    54,004     184,259
   Bonifica Terreni Ferraresi e Imprese Agricole SpA.....    10,867     579,309
   Brembo SpA............................................   162,145   1,655,495
  *Brioschi Sviluppo Immobiliare SpA.....................   174,780      19,855
  #Buzzi Unicem SpA......................................   291,869   3,473,124
   C.I.R. SpA - Compagnie Industriali Riunite............ 1,627,217   1,863,260
   Cairo Communication SpA...............................    86,858     272,676
   Caltagirone Editore SpA...............................     6,277       7,415
   Caltagirone SpA.......................................   242,875     356,171
 #*Carraro SpA...........................................   113,633     295,666
   Cembre SpA............................................    40,330     321,467
   Cementir Holding SpA..................................   336,239     709,476
   Credito Bergamasco SpA................................   129,374   2,358,318
   Credito Emiliano SpA..................................   376,390   1,817,892
   CSP International Fashion Group SpA...................     8,113       9,839
  *d'Amico International Shipping S.A....................    98,072      42,124
  #Danieli & Co. SpA.....................................    58,099   1,664,239
   Datalogic SpA.........................................    65,558     562,622
   Davide Campari - Milano SpA...........................   523,862   4,251,455
  *DeA Capital SpA.......................................   241,155     400,395
  *Delclima SpA..........................................   238,104     204,309
   De'Longhi SpA.........................................   305,654   4,075,104
   DiaSorin SpA..........................................    77,818   2,613,254
  *EEMS Italia SpA.......................................    33,167      15,487
  *EI Towers SpA.........................................    39,294   1,037,160
  *Engineering Ingegneria Informatica SpA................    15,735     556,723
   ERG SpA...............................................   242,145   1,757,947
   Esprinet SpA..........................................   104,855     429,122
 #*Eurotech SpA..........................................   103,698     152,113
  #Falck Renewables SpA..................................   452,790     553,218
   Fiera Milano SpA......................................    37,863     192,101
 #*Finmeccanica SpA...................................... 1,593,106   7,900,845
  *Fondiaria-Sai SpA.....................................   943,740   1,227,456
  *Gas Plus SpA..........................................    14,596      92,429
   Gefran SpA............................................    31,923     116,905
  *Gemina SpA............................................ 2,562,430   2,446,794
  #Geox SpA..............................................   343,770     982,933
  *Gruppo Ceramiche Ricchetti SpA........................    19,666       4,544
   Gruppo Editoriale L'Espresso SpA......................   670,242     665,521
   Gruppo MutuiOnline SpA................................    51,809     236,505
  #Hera SpA.............................................. 1,822,830   3,073,159
  *I Grandi Viaggi SpA...................................    96,916      54,218
   Immsi SpA.............................................   743,533     370,239
   Impregilo SpA......................................... 1,252,064   5,056,053
   Indesit Co. SpA.......................................   185,473   1,150,533
   Industria Macchine Automatiche SpA....................    58,626   1,026,810
   Industria Romagnola Conduttori Elettrici SpA..........    43,300      81,326
  *Intek SpA.............................................   267,440     149,110
  #Interpump Group SpA...................................   275,866   2,099,673
   Iren SpA.............................................. 1,758,434     991,205
  #Italcementi SpA.......................................   279,135   1,412,708
  *Italmobiliare SpA.....................................    46,873     722,681
  *Juventus Football Club SpA............................ 1,255,083     349,345
  *KME Group SpA......................................... 1,654,192     749,153
  *Landi Renzo SpA.......................................   203,171     369,887

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
ITALY -- (Continued)
   Lottomatica Group SpA................................   185,318 $  3,988,670
  *Maire Tecnimont SpA..................................   541,573      432,404
   Marcolin SpA.........................................    60,205      327,506
 #*Mariella Burani SpA..................................    32,721           --
   Marr SpA.............................................   131,906    1,245,928
  #Mediaset SpA......................................... 2,909,042    5,110,042
   Mediobanca SpA.......................................     8,209       46,936
  #Mediolanum SpA.......................................   758,652    3,724,227
 #*Milano Assicurazioni SpA............................. 2,324,306      989,441
  *Molecular Medicine SpA...............................   300,810      165,738
  *Monrif SpA...........................................   290,064      115,169
   Nice SpA.............................................    40,195      133,537
  *Pagnossin SpA........................................     9,000           --
  #Piaggio & C. SpA.....................................   682,441    1,683,000
  *Pininfarina SpA......................................    73,457      294,940
   Pirelli & C. SpA.....................................    11,737      136,344
  *Poltrona Frau SpA....................................   152,285      192,413
 #*Prelios SpA.......................................... 2,389,900      256,951
 #*Premafin Finanziaria SpA.............................   961,257      194,153
  *Prima Industrie SpA..................................        88        1,066
   Prysmian SpA.........................................   494,781    9,539,788
 #*RCS MediaGroup SpA...................................   450,383      821,214
   Recordati SpA........................................   408,182    3,270,424
   Reply SpA............................................    12,998      338,186
  *Retelit SpA..........................................   177,195      124,082
  *Richard-Ginori 1735 SpA..............................     8,489          768
   Sabaf SpA............................................    24,109      272,933
   SAES Getters SpA.....................................    30,068      277,481
  *Safilo Group SpA.....................................   140,163    1,184,826
  *Saras SpA............................................ 1,351,714    1,808,842
   SAVE SpA.............................................    11,877      110,293
  *Screen Service Broadcasting Technologies SpA.........     5,366        1,448
  *Seat Pagine Gialle SpA............................... 2,034,205       20,545
  *Snai SpA.............................................    95,483       88,034
  *Societa Cattolica di Assicurazioni Scrl..............   189,771    2,957,185
   Societa Iniziative Autostradali e Servizi SpA........   220,635    1,837,294
   Sogefi SpA...........................................   186,290      447,459
   Sol SpA..............................................   166,511    1,008,630
  *Sorin SpA............................................ 1,151,064    2,700,166
   Tamburi Investment Partners SpA......................    37,478       71,668
 #*Telecom Italia Media SpA............................. 1,649,819      351,255
 #*Tiscali SpA.......................................... 3,467,783      202,360
   Tod's SpA............................................    47,508    5,568,387
  #Trevi Finanziaria SpA................................   154,707    1,045,470
  *Uni Land SpA.........................................    51,835           --
   Unione di Banche Italiane ScpA....................... 1,040,716    4,099,577
 #*Unipol Gruppo Finanziario SpA........................   970,174    2,124,082
   Vianini Industria SpA................................    57,659       80,331
   Vianini Lavori SpA...................................   175,180      707,247
   Vittoria Assicurazioni SpA...........................   121,346      737,335
  *Yoox SpA.............................................   157,902    2,392,856
   Zignago Vetro SpA....................................    83,038      481,303
                                                                   ------------
TOTAL ITALY.............................................            190,171,535
                                                                   ------------
NETHERLANDS -- (5.2%)
   Aalberts Industries NV...............................   469,415    8,532,614
  #Accell Group NV......................................    93,631    1,544,281
  *AFC Ajax NV..........................................    18,134      160,779
 #*AMG Advanced Metallurgical Group NV..................   137,180    1,075,328
 #*Amsterdam Commodities NV.............................    73,969    1,333,484
   APERAM NV............................................   247,006    3,582,067

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
NETHERLANDS -- (Continued)
  #Arcadis NV...........................................   270,260 $  5,773,645
  #ASM International NV.................................   215,172    6,812,916
  *Atag Group NV........................................     4,630        1,740
   Ballast Nedam NV.....................................       702        9,103
   Batenburg Techniek NV................................     7,085      125,070
  #BE Semiconductor Industries NV.......................   154,577    1,042,807
   Beter Bed Holding NV.................................    83,095    1,535,546
   BinckBank NV.........................................   251,217    2,013,859
   Brunel International NV..............................    51,660    2,490,908
  *Crown Van Gelder NV..................................     9,818       62,910
   CSM NV...............................................   363,574    7,426,298
   Delta Lloyd NV.......................................   472,377    7,855,836
   DOCdata NV...........................................    22,463      375,731
  #Exact Holding NV.....................................    64,260    1,442,007
 #*Grontmij NV..........................................   244,473      920,620
   Heijmans NV..........................................    79,498      674,391
   Hunter Douglas NV....................................     8,764      324,577
  *Kardan NV............................................    75,774       78,542
  #KAS Bank NV..........................................    54,562      547,437
   Kendrion NV..........................................    41,207      832,161
  #Koninklijke Bam Groep NV............................. 1,185,068    4,411,164
   Koninklijke Ten Cate NV..............................   140,083    3,105,364
  #Koninklijke Wessanen NV..............................   380,493    1,075,578
 #*LBi International NV.................................   515,485    1,908,630
   Macintosh Retail Group NV............................    52,801      596,006
   Mediq NV.............................................   274,364    4,453,143
   Nederlandsche Apparatenfabriek NV....................    28,810    1,066,383
   Nutreco NV...........................................   173,920   13,027,581
  *Ordina NV............................................   330,458      437,187
  *PostNL NV............................................ 1,920,653    7,579,442
  *Roto Smeets Group NV.................................    10,393      100,272
   Royal Imtech NV......................................   349,305    8,780,615
   Royal Reesink NV.....................................     1,239      118,309
  *SBM Offshore NV......................................   804,422   10,530,512
   Sligro Food Group NV.................................   104,081    2,833,129
 #*SNS Reaal Groep NV...................................   705,718    1,039,112
  #Stern Groep NV.......................................     1,100       21,042
  #Telegraaf Media Groep NV.............................   163,812    1,520,951
   TKH Group NV.........................................   177,347    4,057,380
 #*TomTom NV............................................   547,355    2,733,313
   Unit4 NV.............................................   129,411    3,554,210
   USG People NV........................................   330,320    2,320,126
   Van Lanschot NV......................................        54        1,036
  *Xeikon NV............................................    58,445      227,447
                                                                   ------------
TOTAL NETHERLANDS.......................................            132,072,589
                                                                   ------------
NORWAY -- (3.3%)
  #ABG Sundal Collier Holding ASA....................... 1,097,526      783,144
   AF Gruppen ASA.......................................     2,718       27,361
 #*Agasti Holding ASA...................................   227,087       59,348
  *Algeta ASA...........................................   145,487    3,913,014
  *Archer, Ltd..........................................   492,707      651,228
   Arendals Fosse Kompani ASA...........................        90       26,039
   Atea ASA.............................................   296,910    3,145,321
   Austevoll Seafood ASA................................   347,903    1,646,707
  *Bakkafrost...........................................     4,578       38,948
  *Bionor Pharma ASA....................................    67,738       40,678
   Bonheur ASA..........................................    68,100    1,459,131
   BW Offshore, Ltd..................................... 1,221,619      718,664
  *BWG Homes ASA........................................   346,255      708,105
   Cermaq ASA...........................................   285,677    3,909,381

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
NORWAY -- (Continued)
  *Clavis Pharma ASA.....................................   139,784 $ 1,659,620
   Copeinca ASA..........................................    98,638     764,893
  *Deep Sea Supply P.L.C.................................   371,781     566,969
 #*Det Norske Oljeselskap ASA............................   173,708   2,676,083
 #*DNO International ASA................................. 3,907,920   6,831,052
  *Dockwise, Ltd.........................................    70,575   1,129,092
 #*DOF ASA...............................................   186,228     768,484
   Ekornes ASA...........................................   112,551   1,721,217
  *Electromagnetic GeoServices ASA.......................   566,149   1,233,199
  *Eltek ASA............................................. 1,292,456     861,849
   EVRY ASA..............................................   267,383     393,073
   Farstad Shipping ASA..................................    63,540   1,359,896
 #*Frontline, Ltd........................................   214,780     673,433
   Ganger Rolf ASA.......................................    54,510   1,145,190
   Golar LNG, Ltd........................................     8,434     334,753
  *Golden Ocean Group, Ltd............................... 1,019,402     771,211
  *Grieg Seafood ASA.....................................   144,008     254,291
  *Havila Shipping ASA...................................    22,400     121,249
  *Hoegh LNG Holdings, Ltd...............................     8,442      62,118
  *Hurtigruten ASA.......................................   759,030     402,290
  *Intex Resources ASA...................................    45,445      29,336
  *Jason Shipping ASA....................................     5,518       1,921
  *Kongsberg Automotive Holding ASA...................... 1,784,754     538,087
   Kongsberg Gruppen ASA.................................    10,370     200,316
   Kvaerner ASA..........................................   807,447   2,049,368
   Leroey Seafood Group ASA..............................    81,749   1,684,741
  *Morpol ASA............................................    12,028      19,093
  *Natural ASA...........................................   476,317     107,956
 #*Nordic Semiconductor ASA..............................   580,280   1,673,509
 #*Norske Skogindustrier ASA Series A....................   660,997     554,004
   Northern Offshore, Ltd................................   348,830     635,010
 #*Norwegian Air Shuttle ASA.............................   130,053   2,811,075
 #*Norwegian Energy Co. ASA..............................   809,521     516,720
   Odfjell ASA Series A..................................   138,810     442,184
   Olav Thon Eiendomsselskap ASA.........................    12,852   1,980,573
  #Opera Software ASA....................................   349,386   1,922,983
 #*Panoro Energy ASA.....................................   520,180     359,009
  *PCI Biotech Holding ASA...............................     3,157      18,135
  *Petrolia E & P Holdings...............................    43,748      49,877
 #*Photocure ASA.........................................    34,222     220,969
  *Pronova BioPharma ASA.................................   717,584   1,419,744
   Prosafe ASA...........................................   781,319   6,497,719
  *Q-Free ASA............................................   139,029     390,388
 #*Renewable Energy Corp. ASA............................ 3,941,817     690,679
  *Salmar ASA............................................    27,303     170,495
  *Scana Industrier ASA..................................   548,479     120,207
 #*Sevan Drilling AS.....................................   330,159     255,684
  *Sevan Marine ASA......................................   122,199     322,545
  *Siem Offshore, Inc. ASA...............................   567,901     768,266
   Solstad Offshore ASA..................................    58,705     870,505
 #*Songa Offshore SE.....................................   845,806   1,037,683
   SpareBank 1 SMN.......................................   394,981   2,559,213
  *SpareBank 1 SR Bank ASA...............................    67,432     435,257
   Stolt-Nielsen, Ltd....................................    46,134     845,808
  *Storebrand ASA........................................   132,651     667,548
   Tomra Systems ASA.....................................   669,803   5,502,605
   TTS Marine ASA........................................   180,762     299,113
   Veidekke ASA..........................................   333,849   2,779,882
 #*Wilh Wilhelmsen ASA...................................    56,941     406,228
   Wilh Wilhelmsen Holding ASA...........................    64,934   1,460,135
                                                                    -----------
TOTAL NORWAY.............................................            84,171,601
                                                                    -----------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         Shares     Value++
                                                       ---------- -----------
PORTUGAL -- (1.2%)
   Altri SGPS SA......................................    594,472 $ 1,048,161
 #*Banco BPI SA.......................................  2,123,556   2,368,448
 #*Banco Comercial Portugues SA....................... 38,839,916   3,531,849
  *Banco Espirito Santo SA............................  7,130,880   6,940,071
 #*Banif SGPS SA......................................    686,791     128,175
   Corticeira Amorim SGPS SA..........................    208,154     380,160
   Ibersol SGPS SA....................................     20,401      89,782
  *Impresa SGPS SA....................................    319,594     132,306
  *INAPA - Investimentos Participacoes e Gestao SA....    232,518      39,275
   Mota-Engil SGPS SA.................................    359,581     608,859
   Novabase SGPS SA...................................     65,729     176,222
  *ParaRede SGPS SA...................................     65,791      10,241
   Portucel-Empresa Produtora de Pasta de Papel SA....    881,646   2,458,623
   REN - Redes Energeticas Nacionais SGPS SA..........    832,962   2,148,971
  *SAG GEST - Solucoes Automovel Globais SGPS SA......    241,182     122,058
  #Sociedade de Investimento e Gestao SGPS SA.........    315,078   2,229,855
  *Sonae Capital SGPS SA..............................     37,542       7,260
 #*Sonae Industria SGPS SA............................    443,755     301,417
  #Sonae SGPS SA......................................  3,774,580   2,802,019
   Sonaecom SGPS SA...................................    565,634   1,027,771
   Sumol & Compal SA..................................     67,967      98,591
  *Teixeira Duarte SA.................................    734,737     247,571
  *Toyota Caetano Portugal SA.........................     53,308     109,170
   Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA...............................    746,473   2,368,276
                                                                  -----------
TOTAL PORTUGAL........................................             29,375,131
                                                                  -----------
SPAIN -- (4.5%)
  #Abengoa SA.........................................    199,714     698,999
 #*Abengoa SA Series B................................    798,856   2,767,708
   Acciona SA.........................................     19,537   1,200,859
 #*Acerinox SA........................................    236,733   2,471,061
  *Adolfo Dominguez SA................................     19,487     100,148
   Adveo Group International SA.......................     47,385     697,500
 #*Almirall SA........................................    221,459   1,983,102
  *Amper SA...........................................     96,925     237,678
   Antena 3 de Television SA..........................    307,606   1,234,548
  *Azkoyen SA.........................................     62,948     135,940
   Banco de Sabadell SA Convertible Shares............    212,446     662,242
  #Banco Espanol de Credito SA........................     30,648     112,191
   Banco Popular Espanol SA...........................     86,168     134,747
  #Bankinter SA.......................................  1,126,294   4,473,496
 #*Baron de Ley SA....................................     13,910     785,893
  #Bolsas y Mercados Espanoles SA.....................    304,982   6,589,836
 #*Caja de Ahorros del Mediterraneo SA................    116,412          --
  *Campofrio Food Group SA............................     95,179     697,514
 #*Cementos Portland Valderrivas SA...................     45,565     218,723
  #Cie Automotive SA..................................    131,131     909,413
  *Codere SA..........................................     73,816     309,663
   Compania Vinicola del Norte de Espana SA...........     16,119     305,064
   Construcciones y Auxiliar de Ferrocarriles SA......      7,740   3,685,075
  *Deoleo SA..........................................  1,893,651     810,600
   Dinamia Capital Privado Sociedad de Capital Riesgo
     SA...............................................     20,438     138,305
   Distribuidora Internacional de Alimentacion SA.....     96,278     583,264
   Duro Felguera SA...................................    276,209   1,672,053
   Ebro Foods SA......................................    368,664   6,771,446
  #Elecnor SA.........................................    198,254   2,356,622
   Ence Energia y Celulosa SA.........................    925,182   2,258,852
  *Ercros SA..........................................    347,602     240,582
  #Faes Farma SA......................................    867,236   1,502,728
  *Fersa Energias Renovables SA.......................     93,691      44,979
   Fluidra SA.........................................     51,811     132,806

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SPAIN -- (Continued)
  #Fomento de Construcciones y Contratas SA.............   196,344 $  2,572,335
  #Gamesa Corp Tecnologica SA........................... 1,113,758    2,275,406
  *Grifols SA...........................................     1,193       41,434
  #Grupo Catalana Occidente SA..........................   191,220    3,122,654
  *Grupo Ezentis SA..................................... 1,019,505      235,430
  *Grupo Tavex SA.......................................   244,131       79,740
   Iberpapel Gestion SA.................................    25,850      442,125
  #Indra Sistemas SA....................................   462,730    5,294,527
 #*Inmobiliaria Colonial SA.............................   108,920      212,739
   Inmobiliaria del Sur SA..............................     2,902       15,666
  *Jazztel P.L.C........................................   957,794    6,349,140
  *La Seda de Barcelona SA..............................    80,921      112,133
   Laboratorios Farmaceuticos Rovi SA...................    58,812      395,611
  #Mediaset Espana Comunicacion SA......................   772,677    4,158,770
  #Melia Hotels International SA........................   232,123    1,727,324
   Miquel y Costas & Miquel SA..........................    35,995      980,490
  *Natra SA.............................................    86,085      117,715
  *Natraceutical SA.....................................   270,920       50,228
 #*NH Hoteles SA........................................   521,131    1,891,975
  *Nicolas Correa SA....................................    14,074       14,212
   Obrascon Huarte Lain SA..............................   180,950    4,743,459
   Papeles y Cartones de Europa SA......................   226,938      545,555
  #Pescanova SA.........................................    65,593    1,217,611
   Prim SA..............................................    39,424      243,267
 #*Promotora de Informaciones SA Series A............... 1,297,266      565,565
  #Prosegur Cia de Seguridad SA.........................   875,740    4,777,912
  *Realia Business SA...................................   297,777      227,773
 #*Sacyr Vallehermoso SA................................   645,056    1,285,221
  *Service Point Solutions SA...........................   351,017       63,940
  *Sociedad Nacional Industrias Aplicaciones Celulosa
    Espanola SA.........................................   227,522      238,775
   Solaria Energia y Medio Ambiente SA..................    98,171      111,099
   Tecnicas Reunidas SA.................................   128,763    6,342,583
   Telecomunicaciones y Energia SA......................   146,125      222,507
 #*Tubacex SA...........................................   455,998    1,176,991
   Tubos Reunidos SA....................................   468,386    1,168,348
   Vidrala SA...........................................    73,575    1,902,671
   Viscofan SA..........................................   202,123    9,793,173
  *Vocento SA...........................................   196,990      249,996
 #*Vueling Airlines SA..................................    72,219      482,953
 #*Zeltia SA............................................   820,890    1,407,410
                                                                   ------------
TOTAL SPAIN.............................................            113,780,100
                                                                   ------------
SWEDEN -- (9.4%)
   Aarhuskarlshamn AB...................................   111,342    4,385,979
   Acando AB............................................   282,290      667,301
  *Active Biotech AB....................................   179,412    1,650,436
  #AddNode Group AB.....................................    22,291      110,828
  #AddTech AB Series B..................................    76,643    1,910,822
  *Aerocrine AB Series B................................    11,711       25,205
   AF AB Series B.......................................   129,635    2,879,523
 #*Alliance Oil Co., Ltd. SDR...........................   350,897    2,700,089
  *Anoto Group AB.......................................    80,683       29,108
   AQ Group AB..........................................    26,029      174,389
  *Arise Windpower AB...................................    16,677       58,896
  *Atrium Ljungberg AB Series B.........................    31,048      408,271
   Avanza Bank Holding AB...............................    77,172    1,516,889
   Axfood AB............................................    94,702    3,505,672
  #Axis Communications AB...............................   183,851    4,297,359
   B&B Tools AB Series B................................    97,424      668,902
   BE Group AB..........................................   215,340      525,772
   Beiger Electronics AB................................    53,856      409,622

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
SWEDEN -- (Continued)
   Beijer Alma AB.........................................    79,816 $1,344,257
  *Betsson AB.............................................   136,308  3,724,452
   Bilia AB Series A......................................   113,425  1,456,065
  #Billerud AB............................................   427,537  4,078,275
   BioGaia AB Series B....................................    59,469  1,537,418
   Biotage AB.............................................   143,915    173,995
  *Bjorn Borg AB..........................................    81,716    430,987
 #*Black Earth Farming, Ltd. SDR..........................    82,755    152,122
  *Bong Ljungdahl AB......................................    24,800     34,962
  *Boras Waefveri AB Series B.............................     6,564      1,306
   Bure Equity AB.........................................   326,825  1,133,421
   Byggmax Group AB.......................................   150,938    695,078
   Cantena AB.............................................    56,202    493,589
   Castellum AB...........................................   726,291  9,735,330
  *Catella AB.............................................   215,308    181,313
  *CDON Group AB..........................................   207,523  1,166,308
  *Cision AB..............................................    11,445     89,739
   Clas Ohlson AB Series B................................   152,790  1,952,892
  *Cloetta AB.............................................    59,529    125,199
  #Concentric AB..........................................   202,603  1,527,236
   Concordia Maritime AB Series B.........................    78,854    119,239
  #Connecta AB............................................    37,403    277,031
  *Corem Property Group AB Class B........................       120        341
  *CyberCom Group AB......................................   191,193     35,480
  #DORO AB................................................    94,731    303,044
   Duni AB................................................   140,875  1,276,695
   East Capital Explorer AB...............................    47,726    352,620
   Elekta AB Series B.....................................   502,184  7,148,728
 #*Enea AB................................................    63,008    402,041
 #*Eniro AB...............................................   420,612    592,855
   Fabege AB..............................................   577,549  5,735,995
   Fagerhult AB...........................................    18,323    453,043
  *Fastighets AB Balder Series B..........................   279,717  1,533,969
   Fenix Outdoor AB.......................................     6,455    150,971
   G & L Beijer AB Series B...............................    59,356    923,074
   Gunnebo AB.............................................   190,542    738,219
   Hakon Invest AB........................................   223,343  3,838,082
  #Haldex AB..............................................   218,520    954,840
   Heba Fastighets AB Series B............................    43,722    421,735
   Hexpol AB..............................................   115,947  5,184,598
  *HIQ International AB...................................   246,152  1,123,591
   HMS Networks AB........................................     7,040    112,442
   Hoganas AB Series B....................................   115,764  3,860,644
   Holmen AB Series B.....................................   273,916  8,072,161
   Hufvudstaden AB Series A...............................   189,483  2,406,675
   Husqvarna AB Series A..................................    37,223    215,854
  #Husqvarna AB Series B.................................. 1,434,072  8,330,008
   Industrial & Financial Systems AB Series B.............    89,522  1,379,156
   Indutrade AB...........................................    54,779  1,536,670
   Intrum Justitia AB.....................................   288,215  4,170,251
  #JM AB..................................................   372,482  6,709,537
 #*KappAhl AB.............................................   730,234    527,038
 #*Karo Bio AB............................................ 1,017,632     52,099
   Klovern AB.............................................   387,861  1,502,265
   KNOW IT AB.............................................    75,523    546,956
   Kungsleden AB..........................................   621,807  3,041,476
   Lagercrantz Group AB Series B..........................    76,298    683,087
   Lindab International AB................................   330,563  2,481,080
   Loomis AB Series B.....................................   318,925  4,382,666
   Meda AB Series A.......................................   857,997  8,790,208
 #*Medivir AB Series B....................................   125,346  1,143,993

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SWEDEN -- (Continued)
   Mekonomen AB.........................................    93,177 $  2,612,735
  *Micronic Mydata AB...................................   390,070      605,557
   Modern Times Group AB Series B.......................    14,189      432,115
   MQ Holding AB........................................    37,437      106,193
   NCC AB Series A......................................    22,771      421,345
   NCC AB Series B......................................   364,909    6,837,356
   Nederman Holding AB..................................     3,537       69,232
  *Net Entertainment NE AB..............................   132,617    1,463,354
 #*Net Insight AB Series B.............................. 1,189,130      283,415
  #New Wave Group AB Series B...........................   197,176      597,310
  #NIBE Industrier AB Series B..........................   344,688    5,219,502
 #*Nobia AB.............................................   666,139    2,684,066
   Nolato AB Series B...................................    88,207    1,023,141
 #*Nordic Mines AB......................................   177,844      131,670
   Nordnet AB Series B..................................   385,945      956,037
   OEM International AB Series B........................    45,688      443,327
 #*Orexo AB.............................................    76,505      554,507
   Oriflame Cosmetics SA SDR............................   152,281    4,208,214
  *PA Resources AB...................................... 2,515,097      171,273
  *Partnertech AB.......................................    26,634       89,945
  #Peab AB Series B.....................................   714,633    3,374,657
   Poolia AB Series B...................................    26,319       47,307
  #Pricer AB Series B...................................   452,718      600,822
   ProAct IT Group AB...................................    31,571      452,242
   Probi AB.............................................    28,553      211,970
   Proffice AB Series B.................................   261,425      756,825
  *RaySearch Laboratories AB............................    73,879      198,455
   Readsoft AB Series B.................................    87,941      259,881
  *Rederi AB Transatlantic..............................   112,133       98,534
  *Rezidor Hotel Group AB...............................   347,496    1,237,087
  *RNB Retail & Brands AB...............................   411,548      120,819
   Rottneros AB.........................................   207,512       57,856
   Saab AB Series B.....................................   253,292    4,818,837
   Sagax AB.............................................     3,119       82,430
 #*SAS AB...............................................   581,421      566,117
  *Sectra AB............................................    22,873      141,617
  *Securitas AB Series B................................ 1,133,353    8,253,893
  *Semcon AB............................................    63,596      423,744
   Sigma AB Series B....................................    20,898       16,772
   Sintercast AB........................................    13,048       88,841
   Skistar AB...........................................    97,008    1,165,722
  #SSAB AB Series A.....................................   824,806    5,908,719
   SSAB AB Series B.....................................   304,782    1,884,924
   Studsvik AB..........................................    18,826       72,542
   Sweco AB Series B....................................   187,009    1,969,767
  *Swedish Orphan Biovitrum AB..........................   596,468    3,367,947
   Swedol AB Class B....................................    29,796      101,096
   Systemair AB.........................................    18,266      211,204
  *TradeDoubler AB......................................   181,607      319,354
  *Transmode Holding AB.................................    11,431      118,698
   Trelleborg AB Series B...............................   999,202   10,888,078
  #Unibet Group P.L.C. SDR..............................   134,781    3,801,141
   Uniflex AB Series B..................................    17,950       77,003
   VBG AB Series B......................................       137        1,666
   Vitrolife AB.........................................    60,303      395,952
   Wallenstam AB Series B...............................   398,541    4,380,964
   Wihlborgs Fastigheter AB.............................   288,130    4,398,197
 #*Xvivo Perfusion AB...................................    60,303      245,470
                                                                   ------------
TOTAL SWEDEN............................................            237,496,908
                                                                   ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         Shares    Value++
                                                         ------- -----------
SWITZERLAND -- (12.3%)
   Acino Holding AG.....................................  15,421 $ 1,890,822
  *Addex Pharmaceuticals, Ltd...........................   1,491      16,972
  *Advanced Digital Broadcast Holdings SA...............   2,024      28,264
  *AFG Arbonia-Forster Holding AG.......................  48,048   1,089,029
   Allreal Holding AG...................................  42,229   6,384,386
   ALSO-Actebis Holding AG..............................  16,195     789,410
   AMS AG...............................................  35,754   3,808,754
   APG SGA SA...........................................   5,937   1,131,059
   Aryzta AG............................................ 130,432   6,516,059
   Ascom Holding AG..................................... 160,822   1,375,641
  *Autoneum Holding AG..................................  15,956     816,084
  #Bachem Holdings AG...................................  24,136     967,880
   Baloise Holding AG...................................  13,573   1,132,884
   Bank Coop AG.........................................  31,671   1,877,126
   Banque Cantonale de Geneve SA........................   4,021     889,682
   Banque Cantonale du Jura SA..........................   4,442     310,906
   Banque Cantonale Vaudoise AG.........................   5,168   2,740,561
   Banque Privee Edmond de Rothschild SA................     157   3,200,291
   Barry Callebaut AG...................................   2,352   2,246,322
  *Basilea Pharmaceutica AG.............................  21,943   1,079,073
  #Basler Kantonalbank AG...............................     192      20,892
   Belimo Holdings AG...................................   1,851   3,262,423
   Bell AG..............................................     177     376,291
   Bellevue Group AG....................................  27,519     274,508
  #Berner Kantonalbank AG...............................  23,232   6,326,813
   BKW AG...............................................  27,437   1,061,431
  *Bobst Group AG.......................................  39,735   1,213,284
   Bossard Holding AG...................................   9,822   1,317,189
   Bucher Industries AG.................................  33,342   6,256,438
   Burckhardt Compression Holding AG....................   9,355   2,681,322
   Burkhalter Holding AG................................   1,159     379,550
   Calida Holding AG....................................   5,995     164,340
   Carlo Gavazzi Holding AG.............................   1,069     223,647
   Centralschweizerische Kraftwerke AG..................     122      43,345
  *Cham Paper Holding AG................................     791     134,471
  *Charles Voegele Holding AG...........................  32,044     568,815
  *Cicor Technologies...................................   4,889     167,219
   Cie Financiere Tradition SA..........................   8,027     486,941
  #Clariant AG.......................................... 903,053   9,677,105
   Coltene Holding AG...................................  16,008     465,625
   Conzzeta AG..........................................   1,345   2,472,203
  *Cosmo Pharmaceuticals SpA............................     665      20,217
   Daetwyler Holding AG.................................  29,754   2,588,567
 #*Dufry AG.............................................  77,241   9,824,040
  #EFG International AG................................. 205,905   1,883,077
  *ELMA Electronic AG...................................     472     207,078
   Emmi AG..............................................  13,244   3,289,846
   EMS-Chemie Holding AG................................  21,344   5,149,691
   Energiedienst Holding AG.............................  71,249   3,233,684
   Flughafen Zuerich AG.................................  15,028   6,431,100
   Forbo Holding AG.....................................   6,494   4,104,208
   Galenica Holding AG..................................  18,828  11,057,552
  *GAM Holding AG....................................... 780,910  10,921,334
   Gategroup Holding AG.................................  88,404   2,342,953
   George Fisher AG.....................................  15,889   5,582,685
  *Gottex Fund Management Holdings, Ltd.................     824       2,393
   Gurit Holding AG.....................................   1,799     733,361
   Helvetia Holding AG..................................  22,754   7,989,963
   Huber & Suhner AG....................................  36,607   1,627,790
   Implenia AG..........................................  65,242   2,770,127
   Inficon Holding AG...................................   6,097   1,304,260

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          Shares    Value++
                                                          ------- -----------
SWITZERLAND -- (Continued)
   Interroll Holding AG..................................   2,404 $   907,578
   Intershop Holding AG..................................   3,991   1,388,540
   Jungfraubahn Holding AG...............................   1,336      90,087
  #Kaba Holding AG.......................................  11,858   4,483,878
  *Kardex AG.............................................  21,055     555,718
   Komax Holding AG......................................  11,434     831,589
   Kudelski SA........................................... 173,269   1,894,556
  *Kuoni Reisen Holding AG Series B......................  14,420   3,856,152
  #LEM Holding SA........................................   3,667   1,843,433
  *Liechtensteinische Landesbank AG......................  11,378     371,085
  *LifeWatch AG..........................................  53,006     423,311
  #Logitech International SA............................. 676,961   4,902,474
   Lonza Group AG........................................ 206,376  10,467,022
   Luzerner Kantonalbank AG..............................  17,399   6,296,506
  *MCH Group AG..........................................     116       6,000
  #Metall Zug AG.........................................     391     822,083
 #*Meyer Burger Technology AG............................ 222,481   2,161,994
   Micronas Semiconductor Holding AG..................... 155,041   1,333,145
   Mikron Holding AG.....................................     585       3,380
   Mobilezone Holding AG................................. 138,514   1,450,683
   Mobimo Holding AG.....................................  25,751   5,971,639
  *Myriad Group AG.......................................  75,277     202,109
   Nobel Biocare Holding AG.............................. 478,680   4,288,009
  *OC Oerlikon Corp. AG.................................. 637,624   6,421,927
  *Orascom Development Holding AG........................  12,879     220,309
   Orell Fuessli Holding AG..............................   4,930     513,417
   Orior AG..............................................  14,800     773,482
   Panalpina Welttransport Holding AG....................  45,690   4,321,551
  *Parco Industriale e Immobiliare SA....................     600       2,255
   Phoenix Mecano AG.....................................   3,100   1,529,519
   PSP Swiss Property AG................................. 148,327  13,621,861
   PubliGroupe SA........................................   2,764     376,428
   Rieters Holdings AG...................................  15,956   2,551,478
   Romande Energie Holding SA............................   2,714   3,491,767
   Schaffner Holding AG..................................   2,066     511,926
  #Schmolz & Bickenbach AG............................... 139,656     528,150
   Schweiter Technologies AG.............................   4,424   2,166,411
   Schweizerische National-Versicherungs-Gesellschaft AG.  54,960   2,223,247
  *Siegfried Holding AG..................................  13,144   1,638,472
   Societa Elettrica Sopracenerina SA....................   2,340     458,579
   St. Galler Kantonalbank AG............................  10,021   4,108,852
  #Straumann Holding AG..................................  24,168   2,978,065
   Sulzer AG.............................................  30,255   4,387,187
   Swiss Life Holding AG................................. 102,976  13,004,543
   Swisslog Holding AG................................... 914,407     982,296
   Swissquote Group Holding SA...........................  47,450   1,465,017
   Tamedia AG............................................  14,891   1,664,227
   Tecan Group AG........................................  39,704   2,962,819
  *Temenos Group AG...................................... 207,131   3,412,156
  *Tornos Holding AG.....................................  38,028     263,372
   U-Blox AG.............................................  19,001     841,719
  *Valartis Group AG.....................................     936      18,620
   Valiant Holding AG....................................  47,292   4,658,021
   Valora Holding AG.....................................  12,202   2,319,287
  *Vaudoise Assurances Holding SA........................   3,614   1,118,705
   Verwaltungs und Privat-Bank AG........................   8,823     658,230
   Vetropack Holding AG..................................     488     832,070
   Villars Holding SA....................................     150      78,607
 #*Von Roll Holding AG................................... 187,632     424,720
   Vontobel Holdings AG.................................. 121,104   3,377,433
   VZ Holding AG.........................................     801      95,517

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
SWITZERLAND -- (Continued)
   Walliser Kantonalbank AG.........................       1,416 $    1,334,092
   WMH Walter Meier Holding AG......................       4,738      1,063,028
   Ypsomed Holdings AG..............................       8,003        476,006
   Zehnder Group AG.................................      39,704      2,338,328
  *Zueblin Immobilien Holding AG....................     261,040        781,644
  *Zug Estates Holding AG Class B...................         258        339,820
   Zuger Kantonalbank AG............................         623      3,271,664
                                                                 --------------
TOTAL SWITZERLAND...................................                312,086,778
                                                                 --------------
UNITED KINGDOM -- (0.1%)
   United Drug P.L.C................................     888,565      3,239,110
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,237,475,092
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR.......................     122,950            159
  *Deceuninck NV STRIP VVPR.........................     247,412            321
  *Nyrstar NV STRIP VVPR............................     178,031            231
  *RealDolmen NV STRIP VVPR (5640683)...............          20             --
  *RealDolmen NV STRIP VVPR (B3B08L5)...............       6,067              8
  *SAPEC SA STRIP VVPR..............................          75             68
  *Tessenderlo Chemie NV STRIP VVPR.................       9,955            452
  *Zenitel NV STRIP VVPR............................       8,654             11
                                                                 --------------
TOTAL BELGIUM.......................................                      1,250
                                                                 --------------
ITALY -- (0.0%)
  *Seat Pagine Gialle SpA Warrants 08/31/14.........   2,988,837          8,763
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                     10,013
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund..................  25,324,114    293,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,011,182) to be repurchased at $991,365...... $       991        991,355
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                293,991,355
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,583,421,711)............................             $2,531,476,460
                                                                 ==============

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                          Shares     Value++
                                                         --------- -----------
COMMON STOCKS -- (87.9%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina SA Series B.......................        -- $        --
                                                                   -----------
BRAZIL -- (5.9%)
   AES Tiete SA.........................................    42,245     402,264
   All America Latina Logistica SA......................   377,131   1,715,709
   Amil Participacoes SA................................   119,903   1,803,519
   Banco Bradesco SA....................................   392,200   5,161,619
   Banco do Brasil SA...................................   507,354   5,413,142
   Banco Santander Brasil SA............................    52,300     359,216
   Banco Santander Brasil SA ADR........................   665,784   4,527,331
   BM&F Bovespa SA...................................... 1,665,208  10,658,381
   BR Malls Participacoes SA............................   286,523   3,766,605
  #BRF - Brasil Foods SA ADR............................   594,060  10,883,179
   CCR SA...............................................   652,568   5,738,344
   Centrais Eletricas Brasileiras SA....................    70,900     389,225
  #Centrais Eletricas Brasileiras SA ADR................    86,923     695,384
   Centrais Eletricas Brasileiras SA Sponsored ADR......   100,200     557,112
   CETIP SA - Mercados Organizados......................   147,600   1,700,519
   Cia de Saneamento Basico do Estado de Sao Paulo......    22,000     931,321
   Cia de Saneamento Basico do Estado de Sao Paulo ADR..    29,318   2,463,005
   Cia Energetica de Minas Gerais SA....................    46,775     508,962
   Cia Hering SA........................................    95,300   2,189,359
  *Cia Paranaense de Energia SA.........................     7,400      88,718
   Cia Siderurgica Nacional SA..........................   704,052   3,892,816
   Cielo SA.............................................   217,396   5,378,582
   Cosan SA Industria e Comercio........................   130,069   2,494,369
   CPFL Energia SA......................................    62,260     723,437
  #CPFL Energia SA ADR..................................    26,753     623,077
   Cyrela Brazil Realty SA Empreendimentos e
     Participacoes......................................   295,797   2,507,877
   Duratex SA...........................................   208,900   1,453,316
   EcoRodovias Infraestrutura e Logistica SA............   115,988   1,013,085
   Embraer SA...........................................   164,400   1,149,396
  #Embraer SA ADR.......................................    86,000   2,400,260
   Energias do Brazil SA................................   236,900   1,481,318
 #*Fibria Celulose SA Sponsored ADR.....................   514,098   4,529,203
   Gerdau SA............................................   131,807     958,514
   Guararapes Confeccoes SA.............................       800      47,266
  *Hypermarcas SA.......................................   939,724   7,472,264
   Itau Unibanco Holding SA.............................   187,342   2,453,557
  *JBS SA...............................................   701,336   2,268,668
   Light SA.............................................    34,700     373,302
   Localiza Rent a Car SA...............................    90,000   1,577,509
   Lojas Americanas SA..................................    96,510     731,767
   Lojas Renner SA......................................    92,200   3,413,722
  *M. Dias Branco SA....................................    22,400     752,163
   MRV Engenharia e Participacoes SA....................   203,540   1,032,206
   Multiplan Empreendimentos Imobiliarios SA............    59,200   1,734,275
  *Multiplus SA.........................................    36,457     847,052
   Natura Cosmeticos SA.................................   117,400   3,130,012
   Obrascon Huarte Lain Brasil SA.......................    94,600     889,619
   OdontoPrev SA........................................     7,800      40,324
   Oi SA................................................   179,758     849,649
   Oi SA ADR (670851104)................................     7,319      34,107
  #Oi SA ADR (670851203)................................   107,889     431,556
   Petroleo Brasileiro SA...............................    98,000   1,037,394
   Petroleo Brasilerio SA ADR........................... 1,206,339  25,586,450
   Porto Seguro SA......................................   110,264   1,172,646
   Raia Drogasil SA.....................................   155,100   1,706,745
   Souza Cruz SA........................................   356,670   4,653,630

THE EMERGING MARKETS SERIES
CONTINUED

                                                         Shares     Value++
                                                       ---------- ------------
BRAZIL -- (Continued)
   Telefonica Brasil SA...............................      8,036 $    152,724
  *Terna Participacoes SA.............................     23,200      765,318
   Tim Participacoes SA...............................    288,200    1,021,659
   Tim Participacoes SA ADR...........................     47,642      828,018
   Totvs SA...........................................     82,275    1,673,005
   Tractebel Energia SA...............................    111,900    1,928,313
   Usinas Siderurgicas de Minas Gerais SA.............     39,100      204,447
  #Vale SA Sponsored ADR..............................  1,090,933   19,985,893
   WEG SA.............................................    248,866    2,858,641
                                                                  ------------
TOTAL BRAZIL..........................................             180,212,065
                                                                  ------------
CHILE -- (1.7%)
   AES Gener SA.......................................  1,202,095      716,510
   Aguas Andinas SA Series A..........................  1,425,070      959,297
  #Banco de Chile SA Series F ADR.....................     37,057    3,276,580
   Banco de Credito e Inversiones SA..................     26,330    1,692,210
  #Banco Santander Chile SA ADR.......................    124,303    3,379,799
   CAP SA.............................................     55,691    1,918,136
   Cencosud SA........................................    740,464    4,053,123
  *CFR Pharmaceuticals SA.............................    416,529      100,507
   Cia Cervecerias Unidas SA..........................      8,013      116,500
   Cia Cervecerias Unidas SA ADR......................     14,357    1,018,342
  *Colbun SA..........................................  5,081,989    1,418,605
   Corpbanca SA....................................... 94,605,487    1,238,336
  #Corpbanca SA ADR...................................     22,366      458,503
   E.CL SA............................................    309,077      755,493
   Embotelladora Andina SA Series A ADR...............     23,068      706,342
   Embotelladora Andina SA Series B ADR...............     19,587      741,956
   Empresa Nacional de Electricidad SA Sponsored ADR..    101,485    4,858,087
   Empresas CMPC SA...................................    878,369    3,345,159
   Empresas Copec SA..................................    355,393    5,118,206
   Enersis SA Sponsored ADR...........................    270,752    4,586,539
   ENTEL Chile SA.....................................     87,440    1,789,053
   Inversiones Aguas Metropolitanas SA................     16,528       30,744
  #Latam Airlines Group SA Sponsored ADR..............    176,701    4,380,418
   Molibdenos y Metales SA............................      8,896      153,459
   Ripley Corp. SA....................................    650,492      613,786
   S.A.C.I. Falabella SA..............................    332,696    3,412,770
   Sigdo Koppers SA...................................    338,893      813,512
   Sonda SA...........................................    236,896      724,794
                                                                  ------------
TOTAL CHILE...........................................              52,376,766
                                                                  ------------
CHINA -- (14.4%)
  #Agile Property Holdings, Ltd.......................  1,754,000    1,981,759
   Agricultural Bank of China, Ltd. Series H.......... 14,912,000    6,405,882
  *Air China, Ltd. Series H...........................  1,312,000      927,010
 #*Aluminum Corp. of China, Ltd. ADR..................    112,680    1,213,564
 #*Angang Steel Co., Ltd. Series H....................  1,422,000      847,180
  #Anhui Conch Cement Co., Ltd. Series H..............    797,500    2,739,225
   Bank of China, Ltd. Series H....................... 54,772,100   22,439,161
  #Bank of Communications Co., Ltd. Series H..........  5,151,515    3,672,875
  *BBMG Corp. Series H................................    753,500      644,290
   Beijing Capital International Airport Co., Ltd.
     Series H.........................................    198,000      127,037
   Beijing Enterprises Holdings, Ltd..................    668,972    4,320,712
   Belle International Holdings, Ltd..................  2,719,000    5,028,216
  *Brilliance China Automotive Holdings, Ltd..........  1,576,000    1,947,337
 #*BYD Co., Ltd. Series H.............................    415,886      816,239
   China Agri-Industries Holdings, Ltd................  1,958,202    1,225,411
   China BlueChemical, Ltd. Series H..................  1,502,000      950,305
   China Citic Bank Corp., Ltd. Series H..............  5,827,928    2,961,168
   China Coal Energy Co., Ltd. Series H...............  3,184,777    3,151,289

THE EMERGING MARKETS SERIES
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
CHINA -- (Continued)
   China Communications Construction Co., Ltd. Series H. 3,342,000 $ 3,127,976 China Communications Services Corp., Ltd. Series H... 2,892,000 1,617,636
   China Construction Bank Corp. Series H............... 50,081,590  37,608,762
 #*China COSCO Holdings Co., Ltd. Series H..............  1,911,500     943,476
  *China Eastern Airlines Corp., Ltd. ADR...............      2,800      47,992
  *China Eastern Airlines Corp., Ltd. Series H..........    870,000     302,214
  #China Foods, Ltd.....................................    472,000     476,984
  #China Life Insurance Co., Ltd. ADR...................    323,770  14,304,159
  #China Longyuan Power Group Corp. Series H............  1,387,000     901,406
   China Mengniu Dairy Co., Ltd.........................    805,000   2,434,473
  *China Merchants Bank Co., Ltd. Series H..............  2,871,534   5,335,387
   China Merchants Holdings International Co., Ltd......    979,321   3,230,544
  #China Minsheng Banking Corp., Ltd. Series H..........  4,072,000   3,693,112
  #China Mobile, Ltd. Sponsored ADR.....................    797,772  44,188,591
  *China Molybdenum Co., Ltd. Series H..................    170,322      72,395
 #*China National Building Material Co., Ltd. Series H..  2,083,916   2,637,521
   China Oilfield Services, Ltd. Series H...............    950,000   1,787,622
  #China Overseas Land & Investment, Ltd................  2,588,000   6,771,955
   China Pacific Insurance Group Co., Ltd. Series H.....  1,245,200   3,890,385
   China Petroleum & Chemical Corp. ADR.................    106,449  11,199,499
   China Petroleum & Chemical Corp. Series H............  2,542,000   2,682,211
  #China Railway Construction Corp., Ltd. Series H......  2,554,000   2,533,018
   China Railway Group, Ltd. Series H...................  2,017,000   1,025,194
 #*China Resources Cement Holdings, Ltd.................  1,416,000     955,402
   China Resources Enterprise, Ltd......................  1,035,000   3,373,296
   China Resources Gas Group, Ltd.......................    510,000   1,133,219
  #China Resources Land, Ltd............................  1,430,000   3,247,501
   China Resources Power Holdings Co., Ltd..............    978,000   2,101,279
   China Shenhua Energy Co., Ltd. Series H..............  2,230,500   9,451,071
 #*China Shipping Container Lines Co., Ltd. Series H....  4,653,000   1,234,323
  #China Shipping Development Co., Ltd. Series H........  1,414,000     740,494
   China Southern Airlines Co., Ltd. ADR................     10,900     253,207
   China Southern Airlines Co., Ltd. Series H...........    980,000     463,373
   China State Construction International Holdings, Ltd.  1,068,000   1,264,564
  *China Taiping Insurance Holdings Co., Ltd............    536,800     914,022
  #China Telecom Corp., Ltd. ADR........................     49,067   2,892,500
   China Telecom Corp., Ltd. Series H...................  2,804,000   1,655,386
   China Unicom Hong Kong, Ltd. ADR.....................    470,600   7,571,954
  *Chongqing Rural Commercial Bank Series H.............     26,000      12,170
  #Citic Pacific, Ltd...................................  1,669,000   2,119,587
   CNOOC, Ltd...........................................  1,238,000   2,544,610
  #CNOOC, Ltd. ADR......................................    105,160  21,615,638
   COSCO Pacific, Ltd...................................  2,165,997   3,162,676
  *Country Garden Holdings Co., Ltd.....................  3,626,769   1,447,678
  #CSR Corp., Ltd. Series H.............................  1,251,000     967,494
   Datang International Power Generation Co., Ltd.
     Series H...........................................  1,532,000     543,239
  #Dongfang Electric Corp., Ltd. Series H...............    229,600     382,066
   Dongfeng Motor Group Co., Ltd. Series H..............  1,918,000   2,372,183
   ENN Energy Holdings, Ltd.............................    476,000   1,976,719
  #Evergrande Real Estate Group, Ltd....................  5,180,000   2,246,622
   Fosun International, Ltd.............................  1,717,441     841,443
  #GCL-Poly Energy Holdings, Ltd........................  5,633,814     995,912
  #Geely Automobile Holdings, Ltd.......................  2,550,000   1,093,697
  #Golden Eagle Retail Group, Ltd.......................    414,000     903,894
   Great Wall Motor Co., Ltd. Series H..................    798,500   2,183,823
   Guangdong Investment, Ltd............................  1,564,000   1,278,706
  #Guangshen Railway Co., Ltd. Series H.................    346,000     119,325
  #Guangshen Railway Co., Ltd. Sponsored ADR............     29,254     501,999
   Guangzhou Automobile Group Co., Ltd. Series H........  1,852,259   1,268,338
  #Guangzhou Pharmaceutical Co., Ltd. Series H..........    112,000     216,958
  #Guangzhou R&F Properties Co., Ltd. Series H..........  1,225,600   1,497,960

THE EMERGING MARKETS SERIES
CONTINUED

                                                         Shares     Value++
                                                       ---------- ------------
CHINA -- (Continued)
  *Haier Electronics Group Co., Ltd...................    506,000 $    644,358
   Hengan International Group Co., Ltd................    450,500    4,102,108
  *Huadian Power International Corp. Series H.........    856,000      216,674
   Huaneng Power International, Inc. ADR..............     34,452    1,096,952
   Huaneng Power International, Inc. Series H.........    274,000      218,904
   Industrial & Commercial Bank of China, Ltd. Series
     H................................................ 45,200,185   29,764,290
   Jiangsu Express Co., Ltd. Series H.................    764,000      656,775
   Jiangxi Copper Co., Ltd. Series H..................    888,000    2,281,578
   Kunlun Energy Co., Ltd.............................  1,964,000    3,635,537
   Lenovo Group, Ltd..................................  3,789,278    3,038,862
   Longfor Properties Co., Ltd........................    942,000    1,661,852
 #*Maanshan Iron & Steel Co., Ltd. Series H...........  1,620,000      417,184
 #*Metallurgical Corp of China, Ltd. Series H.........  2,646,000      486,422
 #*MMG, Ltd...........................................    388,000      153,260
   New World China Land, Ltd..........................  2,554,000    1,182,433
  #Nine Dragons Paper Holdings, Ltd...................  1,905,000    1,325,212
  #Parkson Retail Group, Ltd..........................    841,500      709,545
   PetroChina Co., Ltd. ADR...........................    145,110   19,700,134
   PICC Property & Casualty Co., Ltd. Series H........  1,608,000    2,128,754
  #Ping An Insurance Group Co. of China, Ltd. Series H  1,230,500    9,683,465
   Shandong Weigao Group Medical Polymer Co., Ltd.
     Series H.........................................    812,000    1,095,076
   Shanghai Electric Group Co., Ltd. Series H.........  2,392,000      966,907
   Shanghai Industrial Holdings, Ltd..................    701,274    2,243,928
  #Shimao Property Holdings, Ltd......................  1,956,371    3,710,687
  #Sino-Ocean Land Holdings, Ltd......................  2,300,312    1,437,613
   Sinopec Shanghai Petrochemical Co., Ltd. Series H.. 952,000 271,610 Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
     ADR..............................................      6,545      186,860
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H..    888,000      186,003
  #Sinopharm Group Co., Ltd. Series H.................    480,800    1,614,284
   Soho China, Ltd....................................  2,899,263    1,961,767
  *Sun Art Retail Group, Ltd..........................    989,500    1,342,839
   Tencent Holdings, Ltd..............................    700,600   24,697,196
   Tingyi (Cayman Islands) Holding Corp...............  1,192,000    3,539,096
  #Tsingtao Brewery Co., Ltd. Series H................    178,000      960,211
   Uni-President China Holdings, Ltd..................    759,000      953,302
   Want Want China Holdings, Ltd......................  3,614,000    4,920,169
  #Weichai Power Co., Ltd. Series H...................    325,200    1,146,464
   Wumart Stores, Inc. Series H.......................    108,000      191,591
  #Yanzhou Coal Mining Co., Ltd. Series H.............    228,000      339,863
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR........    105,796    1,568,955
   Zhaojin Mining Industry Co., Ltd. Series H.........    553,000      929,736
   Zhejiang Expressway Co., Ltd. Series H.............    876,000      638,276
  #Zhongsheng Group Holdings, Ltd.....................    231,000      296,653
  #Zhuzhou CSR Times Electric Co., Ltd. Series H......    276,000      807,007
  #Zijin Mining Group Co., Ltd. Series H..............  3,693,000    1,483,992
  #Zoomlion Heavy Industry Science & Technology Co.,
    Ltd. Series H.....................................    866,000    1,158,449
  #ZTE Corp. Series H.................................    460,838      646,156
                                                                  ------------
TOTAL CHINA...........................................             442,154,489
                                                                  ------------
COLOMBIA -- (0.5%)
  *Almacenes Exito SA.................................     41,506      793,066
  *Banco de Bogota SA.................................      4,768      141,861
   Bancolombia SA.....................................     23,420      364,642
   Bancolombia SA Sponsored ADR.......................     64,224    4,111,620
  *Cementos Argos SA..................................     45,372      218,467
  #Ecopetrol SA Sponsored ADR.........................    158,655    9,393,963
  *Empresa de Energia de Bogota SA....................    406,613      289,682
   Grupo Aval Acciones y Valores SA...................    422,408      298,629
  *Interconexion Electrica SA ESP.....................    133,897      722,201
  *Isagen SA ESP......................................    389,300      544,070
                                                                  ------------
TOTAL COLOMBIA........................................              16,878,201
                                                                  ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                         Shares    Value++
                                                         ------- -----------
CZECH REPUBLIC -- (0.5%)
   CEZ A.S.............................................. 221,903 $ 8,200,285
   Komercni Banka A.S...................................  14,730   3,014,213
   Philip Morris CR A.S.................................     185      99,345
   Telefonica Czech Republic A.S........................ 142,100   2,830,544
  *Unipetrol A.S........................................   1,473      12,785
                                                                 -----------
TOTAL CZECH REPUBLIC....................................          14,157,172
                                                                 -----------
EGYPT -- (0.2%)
   Commercial International Bank Egypt S.A.E. Sponsored
     GDR................................................ 215,316   1,314,497
  *Egyptian Financial Group-Hermes Holding GDR..........     563       2,151
  *Orascom Construction Industries GDR..................  61,755   2,528,231
  *Orascom Telecom Holding S.A.E. GDR................... 340,034   1,022,534
                                                                 -----------
TOTAL EGYPT.............................................           4,867,413
                                                                 -----------
HUNGARY -- (0.4%)
   EGIS Pharmaceuticals P.L.C...........................   2,156     173,508
   ELMU NYRT............................................     108       7,870
   Magyar Telekom Telecommunications P.L.C.............. 296,916     550,983
  #MOL Hungarian Oil & Gas P.L.C........................  40,682   3,538,890
  #OTP Bank P.L.C....................................... 237,504   4,526,218
   Richter Gedeon NYRT..................................  13,851   2,578,830
  *Tisza Chemical Group P.L.C...........................  24,314     209,329
                                                                 -----------
TOTAL HUNGARY...........................................          11,585,628
                                                                 -----------
INDIA -- (7.5%)
   ABB, Ltd.............................................  44,672     611,227
   ACC, Ltd.............................................  43,053   1,096,575
   Adani Enterprises, Ltd............................... 140,472     559,599
  *Adani Power, Ltd..................................... 459,932     409,259
   Aditya Birla Nuvo, Ltd...............................  33,850     571,142
   Allahabad Bank, Ltd.................................. 168,800     425,380
   Ambuja Cements, Ltd.................................. 692,303   2,595,527
   Andhra Bank, Ltd.....................................  59,863     115,009
   Apollo Hospitals Enterprise, Ltd.....................  48,159     696,712
   Ashok Leyland, Ltd................................... 667,374     289,686
   Asian Paints, Ltd....................................  28,298   2,024,406
   Axis Bank, Ltd....................................... 227,042   4,959,642
   Bajaj Auto, Ltd......................................  88,932   2,989,497
   Bajaj Finserv, Ltd...................................  38,658     607,089
   Bajaj Holdings & Investment, Ltd.....................  24,719     399,121
   Bank of India........................................ 104,465     533,645
  *Bharat Electronics, Ltd..............................  13,836     316,330
   Bharat Forge, Ltd....................................  64,036     323,354
   Bharat Heavy Electricals, Ltd........................ 435,992   1,811,227
   Bharat Petroleum Corp., Ltd.......................... 148,062     930,873
   Bharti Airtel, Ltd................................... 867,263   4,340,827
   Bhushan Steel, Ltd...................................  43,488     397,179
   Biocon, Ltd..........................................  21,170     104,496
   Bosch, Ltd...........................................  12,035   1,986,883
   Cadila Healthcare, Ltd...............................  25,295     408,553
  *Cairn India, Ltd..................................... 401,975   2,511,771
   Canara Bank..........................................  81,642     608,430
   Cipla, Ltd........................................... 335,370   2,272,819
   Colgate-Palmolive (India), Ltd.......................  21,803     515,949
   Container Corp. of India.............................  25,662     476,210
   Coromandel International, Ltd........................  44,218     234,237
   Corporation Bank.....................................   6,356      47,095
   Crisil, Ltd..........................................   6,575     115,698
   Crompton Greaves, Ltd................................ 169,046     390,955
   Cummins India, Ltd...................................  42,903     389,858

THE EMERGING MARKETS SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
INDIA -- (Continued)
   Dabur India, Ltd.....................................   495,434 $ 1,144,072
  *Dish TV (India), Ltd.................................   218,853     305,843
   Divi's Laboratories, Ltd.............................    33,413     745,387
   DLF, Ltd.............................................   350,610   1,311,437
   Dr. Reddy's Laboratories, Ltd........................    22,080     718,219
   Dr. Reddy's Laboratories, Ltd. ADR...................    74,598   2,427,419
  *Emami, Ltd...........................................     5,441      57,562
   Engineers India, Ltd.................................    66,837     293,704
  *Essar Oil, Ltd.......................................   220,565     256,319
   Exide Industries, Ltd................................   194,971     511,699
   Federal Bank, Ltd....................................    83,714     750,942
   GAIL India, Ltd......................................   112,799     729,453
   GAIL India, Ltd. GDR.................................    28,791   1,178,049
  *Gillette India, Ltd..................................     2,685     110,208
   GlaxoSmithKline Consumer Healthcare, Ltd.............     6,800     384,121
   GlaxoSmithKline Pharmaceuticals, Ltd.................    24,027     894,355
   Glenmark Pharmaceuticals, Ltd........................   101,902     809,318
  *GMR Infrastructure, Ltd..............................   684,313     253,999
   Godrej Consumer Products, Ltd........................    58,902     786,438
   Godrej Industries, Ltd...............................    58,303     325,274
   Grasim Industries, Ltd...............................     6,300     387,801
   Havells India, Ltd...................................    13,283     141,932
   HCL Technologies, Ltd................................    82,032     920,140
   HDFC Bank, Ltd....................................... 1,422,205  16,628,866
   Hero Honda Motors, Ltd. Series B.....................    37,077   1,287,492
   Hindalco Industries, Ltd.............................   914,963   1,972,545
   Hindustan Petroleum Corp, Ltd........................    43,688     241,943
   Hindustan Unilever, Ltd..............................   804,144   8,165,831
  *Hindustan Zinc, Ltd..................................    94,424     234,618
   ICICI Bank, Ltd. Sponsored ADR.......................   208,679   8,190,651
   IDBI Bank, Ltd.......................................   346,191     592,878
  *Idea Cellular, Ltd...................................   805,036   1,273,626
   IDFC, Ltd............................................   601,656   1,798,921
   Indian Bank..........................................   126,858     395,067
   Indian Oil Corp., Ltd................................   210,491   1,023,984
   Indian Overseas Bank.................................    62,877      83,278
   IndusInd Bank, Ltd...................................    51,381     345,533
   Infosys, Ltd.........................................   214,112   9,381,745
  #Infosys, Ltd. Sponsored ADR..........................   135,241   5,872,164
   ITC, Ltd............................................. 2,036,173  10,663,754
   Jaiprakash Associates, Ltd........................... 1,336,264   2,148,433
  *Jaiprakash Power Ventures, Ltd.......................   432,110     307,813
   Jindal Steel & Power, Ltd............................   373,815   2,683,216
   JSW Energy, Ltd......................................   473,835     560,182
   JSW Steel, Ltd.......................................   124,632   1,698,878
  *Jubilant Foodworks, Ltd..............................    14,391     338,372
   Kotak Mahindra Bank, Ltd.............................   190,324   2,131,246
   Larsen & Toubro, Ltd.................................   194,792   5,870,307
   LIC Housing Finance, Ltd.............................    53,635     242,345
   Lupin, Ltd...........................................   146,419   1,541,596
   Mahindra & Mahindra, Ltd.............................   298,575   4,887,634
   Mangalore Refinery & Petrochemicals, Ltd.............   399,619     467,471
   Marico, Ltd..........................................   116,346     453,868
   Maruti Suzuki India, Ltd.............................    39,141   1,042,598
   Motherson Sumi Systems, Ltd..........................    93,608     272,200
   Mphasis, Ltd.........................................    57,057     411,190
   Mundra Port & Special Economic Zone, Ltd.............   223,856     521,132
   National Aluminium Co., Ltd..........................   104,051      90,163
   Nestle India, Ltd....................................     5,477     478,073
   NHPC, Ltd............................................ 1,831,020     729,255
   NTPC, Ltd............................................   339,288   1,042,117

THE EMERGING MARKETS SERIES
CONTINUED

                                                         Shares     Value++
                                                       ---------- ------------
INDIA -- (Continued)
   Oberoi Realty, Ltd.................................      7,939 $     40,397
   Oil & Natural Gas Corp., Ltd.......................    699,873    3,483,008
   Oil India, Ltd.....................................     64,082      574,747
  *Oracle Financial Services Software, Ltd............     17,900      964,916
   Oriental Bank of Commerce..........................     85,829      492,282
   Petronet LNG, Ltd..................................    129,567      402,804
   Pidilite Industries, Ltd...........................     97,657      349,341
   Piramal Enterprises, Ltd...........................     58,908      541,040
   Power Grid Corp. of India, Ltd.....................    741,612    1,570,700
   Proctor & Gamble Hygiene & Health Care, Ltd........      7,710      353,248
  *Ranbaxy Laboratories, Ltd..........................    131,027    1,275,363
   Reliance Capital, Ltd..............................     97,310      686,077
   Reliance Communications, Ltd.......................    523,134      521,400
   Reliance Energy, Ltd...............................    111,967      968,740
   Reliance Industries, Ltd...........................  1,432,266   21,357,809
  *Reliance Power, Ltd................................    469,672      802,253
   Rural Electrification Corp., Ltd...................     47,495      189,298
  *Satyam Computer Services, Ltd......................    401,693      814,904
   Sesa Goa, Ltd......................................    563,951    1,783,760
   Shree Cement, Ltd..................................      4,414      345,191
   Shriram Transport Finance Co., Ltd.................     76,457      885,285
   Siemens, Ltd.......................................     11,127      141,556
   SJVN, Ltd..........................................    381,249      141,539
   State Bank of India................................    112,142    4,367,428
   Steel Authority of India, Ltd......................    311,336      462,966
   Sterlite Industries (India), Ltd...................  1,725,980    3,182,857
   Sun Pharmaceuticals Industries, Ltd................    288,573    3,721,545
   Sun TV Network, Ltd................................     57,384      349,024
   Tata Chemicals, Ltd................................     85,384      501,530
   Tata Communications, Ltd...........................     36,123      162,960
   Tata Consultancy Services, Ltd.....................    436,140   10,644,140
   Tata Motors, Ltd...................................    679,237    3,227,409
  #Tata Motors, Ltd. Sponsored ADR....................     81,024    1,956,730
   Tata Power Co., Ltd................................    763,990    1,494,310
   Tata Steel, Ltd....................................    259,060    1,874,063
   Tata Tea, Ltd......................................    245,594      677,852
   Tech Mahindra, Ltd.................................     21,607      381,122
   Titan Industries, Ltd..............................    144,838      689,500
   Torrent Power, Ltd.................................     79,357      225,823
   Ultratech Cement, Ltd..............................     40,093    1,483,085
  *Unitech, Ltd.......................................  1,144,527      488,683
   United Breweries, Ltd..............................     33,290      476,005
   United Phosphorus, Ltd.............................    135,349      285,469
   United Spirits, Ltd................................     69,742    1,526,411
   Wipro, Ltd.........................................    480,402    3,096,658
  *Wockhardt, Ltd.....................................      7,247      202,377
   Yes Bank, Ltd......................................    161,542    1,232,640
   Zee Entertainment Enterprises, Ltd.................    355,088    1,244,642
                                                                  ------------
TOTAL INDIA...........................................             231,221,823
                                                                  ------------
INDONESIA -- (3.0%)
   PT Adaro Energy Tbk................................ 12,163,000    1,724,968
   PT AKR Corporindo Tbk..............................    545,000      251,086
   PT Astra Agro Lestari Tbk..........................    317,000      688,751
   PT Astra International Tbk......................... 18,834,110   15,721,127
   PT Bank Central Asia Tbk...........................  9,352,500    7,959,524
   PT Bank Danamon Indonesia Tbk......................  3,627,079    2,299,356
   PT Bank Mandiri Persero Tbk........................  7,886,117    6,736,956
   PT Bank Negara Indonesia Persero Tbk...............  6,723,722    2,682,857
  *PT Bank Pan Indonesia Tbk..........................  8,354,000      632,304
   PT Bank Rakyat Indonesia Persero Tbk...............  8,971,000    6,874,553

THE EMERGING MARKETS SERIES
CONTINUED

                                                         Shares     Value++
                                                       ---------- -----------
INDONESIA -- (Continued)
  *PT Bank Tabungan Pensiunan Nasional Tbk............    749,500 $   412,627
   PT Bayan Resources Tbk.............................     79,500      86,981
   PT Bhakti Investama Tbk............................  2,882,500     164,121
   PT Bumi Serpong Damai Tbk..........................  5,554,500     711,819
   PT Charoen Pokphand Indonesia Tbk..................  5,893,500   1,908,234
   PT Global Mediacom Tbk.............................  5,250,000   1,240,380
   PT Gudang Garam Tbk................................    388,000   1,978,551
   PT Harum Energy Tbk................................    621,000     347,286
   PT Holcim Indonesia Tbk............................  1,409,000     475,452
   PT Indo Tambangraya Megah Tbk......................    295,500   1,244,355
   PT Indocement Tunggal Prakarsa Tbk.................  1,083,000   2,403,839
  *PT Indofood CBP Sukses Makmur Tbk..................    560,000     415,594
   PT Indofood Sukses Makmur Tbk......................  4,001,000   2,367,348
  *PT Indomobil Sukses Internasional Tbk..............     35,000      18,439
   PT Indosat Tbk.....................................    798,000     538,416
   PT Indosat Tbk ADR.................................      1,674      55,259
  *PT Inovisi Infracom Tbk............................     10,000       6,499
   PT Jasa Marga Persero Tbk..........................  1,362,000     820,210
   PT Kalbe Farma Tbk................................. 15,180,000   1,529,292
   PT Lippo Karawaci Tbk..............................  6,850,000     661,035
   PT Mayorah Indah Tbk...............................     47,500     116,634
   PT Media Nusantara Citra Tbk.......................  2,911,000     853,691
  *PT Panasia Indo Resources Tbk......................     75,100       2,385
   PT Perusahaan Gas Negara Persero Tbk...............  6,978,500   3,365,772
   PT Perusahaan Perkebunan London Sumatra Indonesia
     Tbk..............................................  2,878,500     693,596
   PT Semen Gresik Persero Tbk........................  2,453,500   3,793,173
   PT Sinar Mas Agro Resources & Technology Tbk.......  1,116,500     807,707
  *PT Sumber Alfaria Trijaya Tbk......................      4,000       2,274
  *PT Surya Citra Media Tbk...........................  1,172,500     238,040
   PT Tambang Batubara Bukit Asam Persero Tbk.........    639,500   1,060,590
   PT Telekomunikasi Indonesia Persero Tbk............  7,835,140   7,957,833
  *PT Tower Bersama Infrastructure Tbk................    821,500     426,694
   PT Unilever Indonesia Tbk..........................  1,417,000   3,832,460
   PT United Tractors Tbk.............................  1,366,696   2,984,183
   PT Vale Indonesia Tbk..............................  2,957,000     825,258
   PT XL Axiata Tbk...................................  1,513,500   1,076,680
                                                                  -----------
TOTAL INDONESIA.......................................             90,994,189
                                                                  -----------
ISRAEL -- (0.0%)
  *IDB Holding Corp., Ltd.............................         --           2
  *Koor Industries, Ltd...............................          1           7
   Osem Investments, Ltd..............................          1           8
                                                                  -----------
TOTAL ISRAEL..........................................                     17
                                                                  -----------
MALAYSIA -- (3.9%)
   Affin Holdings Berhad..............................    318,200     353,243
   AirAsia Berhad.....................................  1,110,100   1,101,807
   Alliance Financial Group Berhad....................  1,021,000   1,362,069
   AMMB Holdings Berhad...............................  1,358,359   2,840,192
   Axiata Group Berhad................................  2,221,275   4,754,199
   Batu Kawan Berhad..................................     61,600     363,079
   Berjaya Corp. Berhad...............................    191,400      40,136
   Berjaya Land Berhad................................     95,000      25,269
   Berjaya Sports Toto Berhad.........................    709,264   1,033,513
   Boustead Holdings Berhad...........................    359,386     590,474
   British American Tobacco Malaysia Berhad...........    109,600   2,271,317
  *Bumi Armada Berhad.................................    244,900     314,704
   CIMB Group Holdings Berhad.........................  3,992,654   9,978,299
   Dialog Group Berhad................................  1,046,300     822,626
   DiGi.Com Berhad....................................  2,913,420   5,069,106
   DRB-Hicom Berhad...................................    784,000     636,263

THE EMERGING MARKETS SERIES
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
MALAYSIA -- (Continued)
   Fraser & Neave Holdings Berhad......................     61,000 $    396,206
   Gamuda Berhad.......................................  1,485,900    1,757,144
   Genting (Malaysia) Berhad...........................  2,820,500    3,318,625
   Genting Berhad......................................  1,994,000    5,778,084
   Genting Plantations Berhad..........................    239,300      704,467
   Hong Leong Bank Berhad..............................    537,760    2,589,088
   Hong Leong Financial Group Berhad...................    205,729      869,570
   IJM Corp. Berhad....................................  1,165,260    1,912,504
   IOI Corp. Berhad....................................  2,999,805    4,973,052
   Kuala Lumpur Kepong Berhad..........................    443,400    3,113,437
   Kulim (Malaysia) Berhad.............................    460,600      756,262
   Lafarge Malayan Cement Berhad.......................    259,580      830,689
   Malayan Banking Berhad..............................  2,760,567    8,166,430
   Malaysia Airports Holdings Berhad...................    254,400      484,949
  *Malaysia Marine and Heavy Engineering Holdings
    Berhad.............................................    175,700      277,894
  *Malaysian Airlines System Berhad....................    696,334      234,766
   Maxis Berhad........................................  1,579,100    3,605,573
  *MISC Berhad.........................................  1,391,098    1,932,203
   MMC Corp. Berhad....................................  1,092,100      932,327
   Nestle (Malaysia) Berhad............................    191,600    4,378,323
   Parkson Holdings Berhad.............................    515,320      818,962
   Petronas Chemicals Group Berhad.....................  2,194,100    4,673,401
   Petronas Dagangan Berhad............................    257,600    1,864,319
   Petronas Gas Berhad.................................    468,300    3,007,830
   PPB Group Berhad....................................    392,300    1,731,392
   Public Bank Berhad..................................     67,739      353,102
   Public Bank Berhad Foreign Market Shares............    989,601    5,157,517
   RHB Capital Berhad..................................    586,478    1,441,420
  *Sapurakencana Petroleum Berhad......................    938,300      770,925
   Shell Refining Co. Federation of Malaysia Berhad....    127,200      367,121
   Sime Darby Berhad...................................  2,342,720    7,514,957
   Telekom Malaysia Berhad.............................    957,700    1,877,595
   Tenaga Nasional Berhad..............................  2,144,050    4,877,936
  *UEM Land Holdings Berhad............................  1,277,737      885,197
   UMW Holdings Berhad.................................    475,466    1,549,530
   United Plantations Berhad...........................     33,700      278,384
   YTL Corp. Berhad....................................  5,406,186    3,097,170
   YTL Power International Berhad......................  1,480,740      790,847
                                                                   ------------
TOTAL MALAYSIA.........................................             119,625,494
                                                                   ------------
MEXICO -- (5.7%)
   Alfa S.A.B. de C.V. Series A........................  2,766,000    5,099,377
   America Movil S.A.B. de C.V. Series L............... 33,690,314   42,736,835
   America Movil S.A.B. de C.V. Series L ADR...........     22,528      569,733
  #Arca Continental S.A.B. de C.V......................    349,300    2,534,252
  *Cemex S.A.B. de C.V.................................    301,238      272,619
  *Cemex S.A.B. de C.V. Sponsored ADR..................  1,144,044   10,342,158
  #Coca-Cola Femsa S.A.B. de C.V. Series L.............    298,900    3,828,586
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR........      1,250      159,887
  #Controladora Comercial Mexicana S.A.B. de C.V.
    Series B...........................................    134,556      377,135
  *Corporacion Interamericana de Entramiento S.A.B.
    de C.V. Series B...................................     15,626        7,876
   El Puerto de Liverpool S.A.B. de C.V. Series C-1....    123,184    1,103,331
   Fomento Economico Mexicano S.A.B. de C.V............  1,901,129   17,135,424
 #*Genomma Lab Internacional S.A.B. de C.V. Series B...    264,900      528,020
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR. 3,339 159,003 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Series B..........................................     80,378      385,807
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..     34,897    3,370,003
  #Grupo Bimbo S.A.B. de C.V. Series A.................  1,538,500    3,580,120
   Grupo Carso S.A.B. de C.V. Series A-1...............    639,132    2,307,299
   Grupo Comercial Chedraui S.A. de C.V................    132,479      357,149
   Grupo Elektra S.A.B. de C.V.........................     47,746    1,969,058

THE EMERGING MARKETS SERIES
CONTINUED

                                                        Shares     Value++
                                                       --------- ------------
MEXICO -- (Continued)
   Grupo Financiero Banorte S.A.B. de C.V. Series O... 1,508,429 $ 8,386,561 Grupo Financiero Inbursa S.A.B. de C.V. Series O... 1,863,628 4,951,552
   Grupo Industrial Maseca S.A.B. de C.V. Series B....   204,746      246,120
   Grupo Mexico S.A.B. de C.V. Series B............... 3,579,616   11,476,423
  #Grupo Modelo S.A.B. de C.V. Series C...............   661,784    5,821,314
  *Grupo Qumma S.A. de C.V. Series B..................     1,591           22
  #Grupo Televisa S.A.B............................... 1,704,800    7,728,496
   Grupo Televisa S.A.B. Sponsored ADR................   128,240    2,898,224
  *Impulsora del Desarrollo y El Empleo en America
    Latina S.A.B. de C.V.............................. 2,373,426    4,081,988
 #*Industrias CH S.A.B. de C.V. Series B..............   134,712      781,790
  #Industrias Penoles S.A.B. de C.V...................    99,638    4,984,183
  *Inmuebles Carso S.A.B. de C.V. Series B-1..........       132          103
   Kimberly Clark de Mexico S.A.B. de C.V. Series A... 1,823,400    4,419,942
   Mexichem S.A.B. de C.V. Series *...................   518,325    2,571,041
 #*Minera Frisco S.A.B. de C.V. Series A-1............   783,633    3,112,030
  *OHL Mexico S.A.B. de C.V...........................   124,561      207,380
   Organizacion Soriana S.A.B. de C.V. Series B....... 1,112,075    3,736,925
  *Savia S.A. de C.V. Series A........................   120,000        7,332
  #Wal-Mart de Mexico S.A.B. de C.V. Series V......... 4,944,929   14,554,572
                                                                 ------------
TOTAL MEXICO..........................................            176,789,670
                                                                 ------------
PERU -- (0.4%)
   Cia de Minas Buenaventura S.A. ADR.................   143,300    5,124,408
   Credicorp, Ltd.....................................    62,859    8,130,183
                                                                 ------------
TOTAL PERU............................................             13,254,591
                                                                 ------------
PHILIPPINES -- (1.1%)
   Aboitiz Equity Ventures, Inc....................... 1,519,900    1,778,650
   Aboitiz Power Corp................................. 1,446,200    1,161,589
   Alliance Global Group, Inc......................... 6,710,300    2,419,850
   Ayala Corp. Series A...............................   194,815    2,091,246
   Ayala Land, Inc.................................... 4,735,418    2,706,605
   Bank of the Philippine Islands.....................   844,014    1,657,540
  *BDO Unibank, Inc................................... 1,519,961    2,358,479
   DMCI Holdings, Inc.................................   588,210      770,290
   Energy Development Corp............................ 5,710,100      924,528
  *Filipina Water Bottling Corp....................... 2,006,957           --
  *First Gen Corp.....................................    51,000       27,655
   Globe Telecom, Inc.................................    26,545      733,604
   International Container Terminal Services, Inc.....   723,570    1,245,603
   JG Summit Holdings, Inc............................   168,900      135,162
   Jollibee Foods Corp................................   354,660      910,027
   Manila Electric Co.................................   168,020    1,138,048
   Metro Bank & Trust Co..............................   881,923    2,033,577
   Metro Pacific Investments Corp..................... 7,894,000      792,097
   Philippine Long Distance Telephone Co..............    42,445    2,724,084
   Robinson's Land Corp. Series B..................... 1,087,600      501,508
   San Miguel Corp....................................   413,770    1,094,657
   Security Bank Corp.................................   181,170      711,303
  *Semirara Mining Corp...............................   112,800      599,371
   SM Investments Corp................................   168,010    3,272,470
   SM Prime Holdings, Inc............................. 4,396,710    1,545,265
   Universal Robina Corp..............................   879,930    1,534,531
                                                                 ------------
TOTAL PHILIPPINES.....................................             34,867,739
                                                                 ------------
POLAND -- (1.5%)
   Asseco Poland SA...................................     9,607      120,375
   Bank Handlowy w Warszawie SA.......................    37,967    1,107,950
  *Bank Millennium SA.................................   701,813      929,732
   Bank Pekao SA......................................   110,245    5,295,724

THE EMERGING MARKETS SERIES
CONTINUED

                                                        Shares     Value++
                                                       --------- ------------
POLAND -- (Continued)
  *BRE Bank SA........................................    13,064 $  1,234,480
   Browary Zywiec SA..................................    12,621    1,954,692
  *Cyfrowy Polsat SA..................................    79,369      360,115
   Enea SA............................................    48,415      233,926
   Eurocash SA........................................    42,530      521,844
  *Getin Noble Bank SA................................ 1,028,245      537,408
  *Grupa Lotos SA.....................................    38,603      407,889
  *ING Bank Slaski SA.................................    27,713      756,233
  *Jastrzebska Spolka Weglowa SA......................     4,815      131,215
  *Kernel Holding SA..................................    46,175      965,339
   KGHM Polska Miedz SA...............................   127,397    6,420,166
  *Kredyt Bank SA.....................................    65,825      319,997
   LPP SA.............................................       262      323,862
   Lubelski Wegiel Bogdanka SA........................    23,499      884,802
   PGE SA.............................................   599,978    3,255,470
  *Polski Koncern Naftowy Orlen SA....................   311,446    4,268,576
  *Polskie Gornictwo Naftowe I Gazownictwo SA......... 1,130,284    1,400,205
   Powszechna Kasa Oszczednosci Bank Polski SA........   491,758    5,497,096
   Powszechny Zaklad Ubezpieczen SA...................    44,325    5,184,981
   Synthos SA.........................................   436,090      727,201
   Tauron Polska Energia SA...........................   115,622      159,910
   Telekomunikacja Polska SA..........................   591,537    2,243,168
                                                                 ------------
TOTAL POLAND..........................................             45,242,356
                                                                 ------------
RUSSIA -- (4.5%)
  *Eurasia Drilling Co., Ltd. GDR.....................    52,125    1,807,256
   Federal Hydrogenerating Co. ADR....................   954,715    2,274,457
   Gazprom Neft OAO Sponsored ADR.....................       876       21,683
   Gazprom OAO Sponsored ADR.......................... 4,557,577   41,861,317
  *Globaltrans Investment P.L.C. Sponsored GDR........    37,715      699,100
   Lukoil OAO Sponsored ADR...........................   376,321   22,838,291
  *Magnitogorsk Iron & Steel Works Sponsored GDR......   127,856      555,073
   Mail.ru Group, Ltd. GDR............................    43,846    1,465,318
 #*Mechel Sponsored ADR...............................   170,001    1,079,506
   MMC Norilsk Nickel JSC ADR.........................   532,268    8,181,242
  *NOMOS-BANK GDR.....................................    28,982      387,068
   Novolipetsk Steel OJSC GDR.........................    83,762    1,586,921
   Novorossiysk Sea Trade Port GDR....................    33,800      226,689
  *O'Key Group SA GDR.................................     7,099       68,906
  *PIK Group GDR......................................    36,593       79,424
   Rosneft OAO GDR.................................... 1,181,607    8,779,692
  *Rostelecom OJSC Sponsored ADR......................    20,505      471,720
  *Sberbank of Russia Sponsored ADR................... 1,585,492   18,749,162
   Severstal OAO GDR..................................   148,190    1,799,744
   Tatneft OAO Sponsored ADR..........................   164,755    6,406,518
   TMK OAO GDR........................................    52,030      772,656
   Uralkali OJSC GDR..................................   216,536    8,512,514
   VimpelCom, Ltd. Sponsored ADR......................   403,314    4,444,520
   VTB Bank OJSC GDR.................................. 1,024,422    3,547,722
  *X5 Retail Group NV GDR.............................    67,053    1,275,973
                                                                 ------------
TOTAL RUSSIA..........................................            137,892,472
                                                                 ------------
SOUTH AFRICA -- (7.4%)
   ABSA Group, Ltd....................................   365,243    5,855,912
   African Bank Investments, Ltd......................   670,424    2,273,567
   African Rainbow Minerals, Ltd......................   105,298    2,206,589
  #Anglo American Platinum, Ltd.......................    63,581    2,965,167
  #AngloGold Ashanti, Ltd. Sponsored ADR..............   331,815   11,275,074
  *ArcelorMittal South Africa, Ltd....................   236,779      912,815
   Aspen Pharmacare Holdings, Ltd.....................   232,479    4,240,169
  #Assore, Ltd........................................    25,939    1,072,674

THE EMERGING MARKETS SERIES
CONTINUED

                                                        Shares     Value++
                                                       --------- ------------
SOUTH AFRICA -- (Continued)
   AVI, Ltd...........................................    28,062 $    185,440
   Barloworld, Ltd....................................   239,472    1,940,595
   Bidvest Group, Ltd.................................   240,239    5,711,414
   Capitec Bank Holdings, Ltd.........................    25,222      560,461
   Discovery Holdings, Ltd............................   357,805    2,289,230
   Exxaro Resources, Ltd..............................    97,700    1,969,794
   FirstRand, Ltd..................................... 2,569,186    8,536,168
   Foschini Group, Ltd. (The).........................   162,399    2,353,370
   Gold Fields, Ltd. Sponsored ADR....................   640,851    8,017,046
   Growthpoint Properties, Ltd........................   764,019    2,083,176
   Harmony Gold Mining Co., Ltd.......................   132,269    1,083,228
   Harmony Gold Mining Co., Ltd. Sponsored ADR........   331,569    2,752,023
   Impala Platinum Holdings, Ltd......................   482,008    8,687,465
   Imperial Holdings, Ltd.............................   164,782    3,736,305
   Investec, Ltd......................................   218,353    1,287,424
  #Kumba Iron Ore, Ltd................................    63,653    3,981,538
   Liberty Holdings, Ltd..............................   155,216    1,799,794
   Life Healthcare Group Holdings, Ltd................   666,212    2,511,231
   Massmart Holdings, Ltd.............................    74,393    1,496,469
   Mediclinic International, Ltd......................   240,544    1,301,721
   MMI Holdings, Ltd.................................. 1,197,522    2,889,585
   Mondi, Ltd.........................................   116,207    1,260,328
   Mr. Price Group, Ltd...............................   200,893    3,094,094
   MTN Group, Ltd..................................... 1,575,988   28,452,821
   Nampak, Ltd........................................    99,910      332,923
   Naspers, Ltd. Series N.............................   307,957   19,991,188
   Nedbank Group, Ltd.................................   190,671    3,931,623
   Network Healthcare Holdings, Ltd...................   811,118    1,676,814
  #Pick'n Pay Stores, Ltd.............................   244,318    1,190,608
   PSG Group, Ltd.....................................    64,012      466,951
   Sanlam, Ltd........................................ 1,568,615    6,999,364
  *Santam, Ltd........................................     4,722       98,206
  *Sappi, Ltd. Sponsored ADR..........................       800        2,208
   Sasol, Ltd. Sponsored ADR..........................   536,546   22,754,916
   Shoprite Holdings, Ltd.............................   395,299    8,143,150
   Spar Group, Ltd. (The).............................   122,791    1,714,463
   Standard Bank Group, Ltd........................... 1,007,241   12,437,628
 #*Steinhoff International Holdings, Ltd.............. 1,093,754    3,678,962
   Tiger Brands, Ltd..................................    92,531    2,942,026
   Truworths International, Ltd.......................   297,934    3,253,822
   Tsogo Sun Holdings, Ltd............................   288,868      767,909
   Vodacom Group, Ltd.................................   345,509    4,350,800
   Woolworths Holdings, Ltd...........................   604,872    4,567,874
                                                                 ------------
TOTAL SOUTH AFRICA....................................            228,084,122
                                                                 ------------
SOUTH KOREA -- (14.3%)
  #Amorepacific Corp..................................     3,479    3,953,363
   Amorepacific Group.................................     1,903      820,284
   BS Financial Group, Inc............................   143,130    1,620,050
   Cheil Industrial, Inc..............................    40,171    3,438,874
  *Cheil Worldwide, Inc...............................    45,180      870,210
  #CJ Cheiljedang Corp................................     6,747    2,117,134
   CJ Corp............................................    12,499    1,219,090
  *CJ Korea Express Co., Ltd..........................       442       45,995
   Daelim Industrial Co., Ltd.........................    30,614    2,127,651
 #*Daewoo Engineering & Construction Co., Ltd.........   125,248    1,064,856
  #Daewoo International Corp..........................    38,863    1,490,815
   Daewoo Securities Co., Ltd.........................   220,281    2,218,157
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd..   109,830    2,351,934
   Dongbu Insurance Co., Ltd..........................    34,530    1,564,686
   Doosan Corp........................................     7,623      880,083

THE EMERGING MARKETS SERIES
CONTINUED

                                                         Shares    Value++
                                                         ------- -----------
SOUTH KOREA -- (Continued)
  #Doosan Heavy Industries & Construction Co., Ltd......  50,399 $ 2,156,061
 #*Doosan Infracore Co., Ltd............................  85,690   1,262,706
   E-Mart Co., Ltd......................................  18,626   4,037,227
  #GS Engineering & Construction Corp...................  32,543   1,828,825
   GS Holdings Corp.....................................  58,759   3,690,692
   Hana Financial Group, Inc............................ 201,701   5,867,704
  *Hankook Tire Co., Ltd................................  66,995   2,825,756
  #Hankook Tire Worldwide Co., Ltd......................  15,314     197,655
  #Hanwha Chemical Corp.................................  94,470   1,566,662
   Hanwha Corp..........................................  45,190   1,289,058
   Hanwha Life Insurance Co., Ltd....................... 141,910   1,000,195
  #Honam Petrochemical Corp.............................  11,566   2,363,554
  #Hyundai Department Store Co., Ltd....................  14,194   1,761,158
   Hyundai Engineering & Construction Co., Ltd..........  52,362   3,150,288
  #Hyundai Glovis Co., Ltd..............................   8,941   1,859,348
  *Hyundai Heavy Industries Co., Ltd....................  39,020   8,177,074
   Hyundai Hysco Co., Ltd...............................  23,394     934,055
   Hyundai Marine & Fire Insurance Co., Ltd.............  51,730   1,669,507
 #*Hyundai Merchant Marine Co., Ltd.....................  31,751     764,026
   Hyundai Mobis........................................  55,218  14,033,384
   Hyundai Motor Co., Ltd............................... 130,240  26,766,758
   Hyundai Steel Co.....................................  58,560   4,207,653
 #*Hyundai Wia Corp.....................................   8,842   1,425,862
   Industrial Bank of Korea, Ltd........................ 180,660   1,986,001
  #Kangwon Land, Inc.................................... 114,660   2,668,642
   KB Financial Group, Inc.............................. 235,705   8,015,307
   KB Financial Group, Inc. ADR.........................  73,168   2,491,370
   KCC Corp.............................................   5,799   1,626,347
  #KEPCO Engineering & Construction Co., Inc............   5,254     309,072
  *KEPCO Plant Service & Engineering Co., Ltd...........   3,305     181,525
  #Kia Motors Corp...................................... 224,568  12,449,986
  *Korea Electric Power Corp............................ 190,290   4,935,739
  *Korea Exchange Bank.................................. 323,750   2,243,936
   Korea Gas Corp.......................................  15,875   1,113,839
   Korea Zinc Co., Ltd..................................   6,026   2,468,511
  *Korean Air Co., Ltd..................................  27,415   1,229,233
   KT Corp..............................................  23,160     786,201
  #KT&G Corp............................................  96,630   7,353,154
  #Kumho Petro chemical Co., Ltd........................  10,762   1,055,870
   LG Chemical, Ltd.....................................  37,273  10,455,811
   LG Corp..............................................  96,081   5,859,566
  *LG Display Co., Ltd..................................  11,540     342,478
 #*LG Display Co., Ltd. ADR............................. 390,619   5,796,786
  #LG Electronics, Inc..................................  97,300   6,769,342
   LG Household & Healthcare Co., Ltd...................   6,362   3,736,363
   LG Uplus Corp........................................ 259,030   1,654,230
  #Lotte Confectionary Co., Ltd.........................     139     200,139
   Lotte Shopping Co., Ltd..............................   9,769   3,020,394
  #LS Corp..............................................   9,875     806,366
 #*Mando Corp...........................................  10,391   1,368,664
   NCsoft Corp..........................................  11,526   2,209,637
  #NHN Corp.............................................  30,603   7,078,787
  #OCI Co., Ltd.........................................  14,368   2,024,934
   ORION Corp...........................................   2,446   2,297,126
   POSCO................................................  50,240  15,793,173
   POSCO ADR............................................  25,311   1,983,876
  *S1 Corp..............................................  11,769     709,407
   Samsung C&T Corp..................................... 101,656   5,521,661
   Samsung Card Co., Ltd................................  23,720     916,370
  #Samsung Electro-Mechanics Co., Ltd...................  47,732   4,082,163
   Samsung Electronics Co., Ltd.........................  71,022  85,229,070

THE EMERGING MARKETS SERIES
CONTINUED


                                                          Shares     Value++
                                                        ---------- ------------
SOUTH KOREA -- (Continued)
   Samsung Electronics Co., Ltd. GDR...................     49,372 $ 29,919,407
   Samsung Engineering Co., Ltd........................     23,077    3,012,309
   Samsung Fire & Marine Insurance, Ltd................     32,937    7,190,315
   Samsung Heavy Industries Co., Ltd...................    129,740    3,959,479
   Samsung Life Insurance Co., Ltd.....................     46,732    4,024,674
   Samsung SDI Co., Ltd................................     36,298    4,550,378
   Samsung Securities Co., Ltd.........................     54,656    2,445,088
  #Samsung Techwin Co., Ltd............................     27,239    1,424,081
   Shinhan Financial Group Co., Ltd....................    273,716    9,394,602
   Shinhan Financial Group Co., Ltd. ADR...............     81,492    2,788,656
  *Shinsegae Co., Ltd..................................      6,575    1,174,894
   SK C&C Co., Ltd.....................................     16,273    1,426,582
   SK Holdings Co., Ltd................................     28,989    4,034,895
 #*SK Hynix, Inc.......................................    377,340    8,590,072
   SK Innovation Co., Ltd..............................     51,889    7,626,985
   SK Networks Co., Ltd................................    119,800    1,047,919
   SK Telecom Co., Ltd.................................      7,048      995,572
  #S-Oil Corp..........................................     38,905    3,557,533
   Woongjin Coway Co., Ltd.............................     37,470    1,365,186
   Woori Finance Holdings Co., Ltd.....................    336,530    3,176,898
   Woori Investment & Securities Co., Ltd..............    106,990    1,032,890
                                                                   ------------
TOTAL SOUTH KOREA......................................             440,127,881
                                                                   ------------
TAIWAN -- (10.6%)
 #*Acer, Inc...........................................  2,794,040    2,156,855
   Advanced Semiconductor Engineering, Inc.............  5,256,922    3,967,033
   Advanced Semiconductor Engineering, Inc. ADR........     77,739      295,408
   Advantech Co., Ltd..................................    221,200      764,264
  #Asia Cement Corp....................................  2,095,846    2,610,168
  #Asustek Computer, Inc...............................    575,180    6,153,527
 #*AU Optronics Corp...................................  4,551,873    1,723,204
 #*AU Optronics Corp. Sponsored ADR....................    295,728    1,117,852
   Catcher Technology Co., Ltd.........................    471,429    2,046,149
  #Cathay Financial Holdings Co., Ltd..................  5,968,301    5,984,300
   Chang Hwa Commercial Bank...........................  3,218,723    1,622,457
   Cheng Shin Rubber Industry Co., Ltd.................  1,595,753    4,015,751
   Cheng Uei Precision Industry Co., Ltd...............    384,109      849,511
   Chicony Electronics Co., Ltd........................    425,806      933,438
 #*Chimei Innolux Corp.................................  6,039,341    2,249,273
  *China Airlines, Ltd.................................  2,710,536    1,056,889
  *China Development Financial Holding Corp............  9,666,121    2,157,327
  *China Life Insurance Co., Ltd.......................  1,697,401    1,321,745
  #China Motor Corp....................................    649,000      581,618
  #China Petrochemical Development Corp................  1,583,500    1,099,398
   China Steel Chemical Corp...........................    111,000      482,583
  #China Steel Corp....................................  9,995,481    8,582,883
   Chinatrust Financial Holdings Co., Ltd.............. 10,406,959    5,728,480
   Chunghwa Telecom Co., Ltd...........................    428,000    1,339,166
  #Chunghwa Telecom Co., Ltd. ADR......................    226,956    7,053,792
   Clevo Co., Ltd......................................     63,000       82,276
   Compal Electronics, Inc.............................  4,252,541    2,674,920
   CTCI Corp...........................................    459,000      912,095
  #Delta Electronics, Inc..............................  1,683,366    5,742,126
  #E Ink Holdings, Inc.................................    767,000      616,954
  #E.Sun Financial Holding Co., Ltd....................  4,629,047    2,316,511
  #Epistar Corp........................................    841,000    1,335,980
  *Eva Airways Corp....................................  1,344,600      779,428
  *Evergreen Marine Corp., Ltd.........................  1,868,249      961,557
  #Far Eastern Department Stores Co., Ltd..............    891,634      838,091
   Far Eastern New Century Corp........................  3,261,192    3,371,589
   Far EasTone Telecommunications Co., Ltd.............  1,264,000    2,917,757

THE EMERGING MARKETS SERIES
CONTINUED


                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
   Farglory Land Development Co., Ltd...................    342,229 $   575,873
   First Financial Holding Co., Ltd.....................  6,525,415   3,702,116
   Formosa Chemicals & Fiber Co., Ltd...................  2,923,445   6,918,184
   Formosa International Hotels Corp....................     28,600     305,540
   Formosa Petrochemical Corp...........................    903,000   2,624,788
   Formosa Plastics Corp................................  3,709,648  10,098,181
   Formosa Taffeta Co., Ltd.............................    848,000     746,909
   Foxconn Technology Co., Ltd..........................    690,369   2,393,970
   Fubon Financial Holding Co., Ltd.....................  5,408,233   5,540,915
   Giant Manufacturing Co., Ltd.........................    225,506   1,164,781
  *Gourmet Master Co., Ltd..............................     33,000     233,706
   Highwealth Construction Corp.........................    354,000     515,625
  #Hiwin Technologies Corp..............................    141,100     906,172
  #Hon Hai Precision Industry Co., Ltd..................  8,047,506  24,400,340
  #Hotai Motor Co., Ltd.................................    235,000   1,671,375
  #HTC Corp.............................................    612,235   4,417,991
   Hua Nan Financial Holding Co., Ltd...................  5,749,170   3,017,782
 #*Inotera Memories, Inc................................  1,642,000     222,666
   Inventec Corp........................................  2,430,551     830,464
  #Kinsus Interconnect Technology Corp..................    260,000     713,359
  #Largan Precision Co., Ltd............................     81,860   1,741,018
   LCY Chemical Corp....................................    395,123     408,041
   Lite-On Technology Corp..............................  1,980,910   2,520,151
   Lung Yen Life Service Corp...........................    101,000     311,723
  #Macronix International Co., Ltd......................  4,110,218   1,067,820
  #Media Tek, Inc.......................................    801,995   8,896,431
   Mega Financial Holding Co., Ltd......................  6,588,000   4,785,478
   Merida Industry Co., Ltd.............................    162,750     623,378
   Nan Ya Plastic Corp..................................  4,377,564   7,709,986
  #Nan Ya Printed Circuit Board Corp....................    206,968     237,322
  #Nankang Rubber Tire Co., Ltd.........................    448,782     518,380
   Novatek Microelectronics Corp........................    419,000   1,575,829
  #Oriental Union Chemical Corp.........................    456,000     483,437
  *Pegatron Corp........................................  1,674,345   2,110,956
   Phison Electronics Corp..............................    103,000     790,204
   Pou Chen Corp........................................  2,386,487   2,412,580
   Powertech Technology, Inc............................    619,819     961,533
   President Chain Store Corp...........................    535,831   2,648,162
   Quanta Computer, Inc.................................  2,120,000   4,838,432
  #Radiant Opto-Electronics Corp........................    351,360   1,459,337
   Realtek Semiconductor Corp...........................    291,000     547,082
  #Ruentex Development Co., Ltd.........................    523,000     875,924
   Ruentex Industries, Ltd..............................    374,937     844,669
  *ScinoPharm Taiwan, Ltd...............................    214,000     416,740
   Senao International Co., Ltd.........................     67,000     217,931
  *Shin Kong Financial Holding Co., Ltd.................  6,325,344   1,636,310
  #Siliconware Precision Industries Co..................  2,179,324   2,117,715
   Siliconware Precision Industries Co. Sponsored ADR...     60,200     288,960
  #Simplo Technology Co., Ltd...........................    224,000   1,104,790
   SinoPac Financial Holdings Co., Ltd..................  6,815,992   2,633,604
   Standard Foods Taiwan, Ltd...........................    212,160     543,157
   Synnex Technology International Corp.................  1,019,756   2,155,564
   Taishin Financial Holdings Co., Ltd..................  6,602,981   2,358,746
  *Taiwan Business Bank.................................  3,452,338     959,542
   Taiwan Cement Corp...................................  2,650,720   3,394,130
   Taiwan Cooperative Financial Holding, Ltd............  4,163,539   2,164,402
   Taiwan FamilyMart Co., Ltd...........................     16,000      76,142
  #Taiwan Fertilizer Co., Ltd...........................    631,000   1,501,720
  #Taiwan Glass Industry Corp...........................  1,136,253   1,085,757
   Taiwan Mobile Co., Ltd...............................  1,340,300   4,675,777
   Taiwan Semiconductor Manufacturing Co., Ltd.......... 20,007,808  60,964,986

THE EMERGING MARKETS SERIES
CONTINUED


                                                          Shares     Value++
                                                        ---------- ------------
TAIWAN -- (Continued)
   Teco Electric & Machinery Co., Ltd..................  1,854,000 $  1,258,807
   Transcend Information, Inc..........................    176,181      442,832
   Tripod Technology Corp..............................    401,870      775,944
   TSRC Corp...........................................    450,300      918,615
   U-Ming Marine Transport Corp........................    551,860      836,172
   Unimicron Technology Corp...........................  1,378,896    1,408,883
   Uni-President Enterprises Corp......................  3,842,090    6,782,867
   United Microelectronics Corp........................ 12,235,000    4,536,671
   USI Corp............................................    573,700      431,612
  *Vanguard International Semiconductor Corp...........    517,000      334,910
  *Walsin Lihwa Corp...................................  3,329,000      910,147
  *Wan Hai Lines Co., Ltd..............................    953,800      466,264
  *Wintek Corp.........................................  1,832,760      723,114
   Wistron Corp........................................  1,837,947    1,763,145
   WPG Holdings, Ltd...................................  1,248,869    1,506,330
  *Yang Ming Marine Transport Corp.....................  1,741,300      678,982
   Yuanta Financial Holding Co., Ltd...................  6,823,577    3,079,254
  #Yulon Motor Co., Ltd................................    879,000    1,530,982
                                                                   ------------
TOTAL TAIWAN...........................................             324,492,469
                                                                   ------------
THAILAND -- (2.6%)
   Advance Info Service PCL (Foreign)..................    946,200    6,097,047
   Airports of Thailand PCL (Foreign)..................    372,200      995,772
   Bangkok Bank PCL (Foreign)..........................    329,000    1,942,871
   Bangkok Bank PCL (Foreign) NVDR.....................    435,100    2,512,649
   Bangkok Dusit Medical Services PCL (Foreign)........    428,300    1,488,220
   Bangkok Life Assurance PCL (Foreign) NVDR...........    435,800      600,736
   Bank of Ayudhya PCL (Foreign).......................  2,590,200    2,535,269
   Banpu PCL (Foreign).................................    109,250    1,425,775
   BEC World PCL (Foreign).............................    645,300    1,242,176
   Big C Supercenter PCL (Foreign).....................     24,600      152,496
   Big C Supercenter PCL (Foreign) NVDR................    178,400    1,091,354
   Bumrungrad Hospital PCL (Foreign)...................    170,800      422,124
   Central Pattana PCL (Foreign).......................    575,600    1,333,364
   Charoen Pokphand Foods PCL (Foreign)................  2,655,800    3,054,387
   CP ALL PCL (Foreign)................................  2,829,000    3,668,931
   Electricity Generating PCL (Foreign)................    149,800      640,254
   Glow Energy PCL (Foreign)...........................    309,000      720,832
   Home Product Center PCL (Foreign)...................  2,012,280      748,450
   IRPC PCL (Foreign)..................................  8,859,600    1,242,946
   Kasikornbank PCL (Foreign)..........................  1,146,600    6,733,703
   Krung Thai Bank PCL (Foreign).......................  5,908,587    3,489,247
   Land & Houses PCL (Foreign) NVDR....................  3,235,600      907,868
  *Minor International PCL (Foreign)...................  1,073,600      641,007
   PTT Exploration & Production PCL (Foreign)..........    865,800    4,689,161
   PTT Exploration & Production PCL (Foreign) NVDR.....     54,700      296,254
   PTT Global Chemical PCL (Foreign)...................  1,669,872    3,323,399
   PTT PCL (Foreign)...................................    794,900    8,247,250
   Ratchaburi Electricity Generating Holding PCL.......
     (Foreign).........................................    521,300      918,440
  *Robinson Department Store PCL (Foreign).............    317,500      629,303
   Siam Cement PCL (Foreign) (The).....................    124,800    1,693,860
   Siam Cement PCL (Foreign) NVDR (The)................    121,400    1,481,357
   Siam City Cement PCL (Foreign)......................     94,913    1,319,182
   Siam Commercial Bank PCL (Foreign)..................    984,466    5,171,257
   Siam Makro PCL (Foreign)............................     68,600    1,029,560
  *Thai Airways International PCL (Foreign)............    108,100       81,472
   Thai Oil PCL (Foreign)..............................    669,200    1,457,393
   Thai Union Frozen Products PCL (Foreign)............    360,860      847,697
   TMB Bank PCL (Foreign).............................. 19,864,000    1,192,488
   Total Access Communication PCL (Foreign)............    214,100      607,723
   Total Access Communication PCL (Foreign) NVDR.......    441,400    1,249,313

THE EMERGING MARKETS SERIES
CONTINUED

                                                        Shares      Value++
                                                       --------- --------------
THAILAND -- (Continued)
  *True Corp. PCL (Foreign)........................... 4,282,600 $      712,602
                                                                 --------------
TOTAL THAILAND........................................               78,635,189
                                                                 --------------
TURKEY -- (1.8%)
   Akbank T.A.S....................................... 1,366,292      6,592,333
   Anadolu Efes Biracilik ve Malt Sanayi A.S..........   206,111      3,095,828
   Arcelik A.S........................................   223,462      1,476,910
   Aselsan Elektronik Sanayi Ve Ticaret A.S...........    84,683        320,451
   BIM BirlesikMagazalar A.S..........................    72,827      3,383,128
   Coca-Cola Icecek A.S...............................    45,013        874,636
  *Dogan Sirketler Grubu Holding A.S..................         1             --
  *Dogan Yayin Holding A.S............................         1             --
   Enka Insaat ve Sanayi A.S..........................   308,554        819,441
   Eregli Demir ve Celik Fabrikalari T.A.S............   873,611      1,038,050
   Ford Otomotiv Sanayi A.S...........................    74,222        761,340
   KOC Holding A.S. Series B..........................   789,123      3,707,446
   Koza Altin Isletmeleri A.S.........................    33,500        729,926
  *Migros Ticaret A.S.................................    33,309        353,898
   Petkim Petrokimya Holding A.S......................   380,618        435,367
   TAV Havalimanlari Holding A.S......................   122,935        610,558
   Tekfen Holding A.S.................................   190,435        689,096
   Tofas Turk Otomobil Fabrikasi A.S..................    97,163        542,427
   Tupras Turkiye Petrol Rafinerileri A.S.............   120,082      2,936,974
  *Turk Hava Yollari A.S..............................   924,662      2,141,806
   Turk Telekomunikasyon A.S..........................   375,345      1,467,147
  *Turkcell Iletisim Hizmetleri A.S...................   426,492      2,605,681
  *Turkcell Iletisim Hizmetleri A.S. ADR..............    73,838      1,121,599
   Turkiye Garanti Bankasi A.S........................ 1,830,798      8,747,483
   Turkiye Halk Bankasi A.S...........................   234,311      2,067,215
   Turkiye Is Bankasi A.S............................. 1,484,267      5,053,928
   Turkiye Sise ve Cam Fabrikalari A.S................   679,332        993,163
   Turkiye Vakiflar Bankasi T.A.O.....................   719,719      1,695,303
   Ulker Biskuvi Sanayi A.S...........................     1,859          8,434
  *Yapi ve Kredi Bankasi A.S..........................   764,565      1,963,849
                                                                 --------------
TOTAL TURKEY..........................................               56,233,417
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,699,693,163
                                                                 --------------
PREFERRED STOCKS -- (6.4%)
BRAZIL -- (6.2%)
   AES Tiete SA.......................................    71,898        816,665
   Banco Bradesco SA.................................. 1,656,632     26,100,896
   Banco do Estado do Rio Grande do Sul SA............   155,700      1,230,391
   Braskem SA Preferred Series A......................    73,800        487,628
  #Braskem SA Sponsored ADR...........................   153,394      2,006,394
   Centrais Eletricas Brasileiras SA Preferred........
       Series B.......................................    72,700        578,078
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar
    Series A Sponsored ADR............................    95,430      4,460,398
   Cia de Bebidas das Americas SA.....................       415         16,959
   Cia de Bebidas das Americas SA ADR.................   622,039     25,372,971
   Cia de Transmissao de Energia Eletrica Paulista SA
     Series A.........................................    30,889        495,033
   Cia Energetica de Minas Gerais SA..................   364,776      4,364,276
   Cia Energetica de Sao Paulo SA Preferred Series B..   117,010      1,051,393
   Cia Paranaense de Energia SA Series B..............    16,600        245,193
   Cia Paranaense de Energia SA Sponsored ADR.........
       Series A.......................................    55,300        816,228
   Empresa Nasional de Comercio Redito e
     Participacoes SA.................................       380          7,669
   Gerdau SA..........................................   836,068      7,306,667
   Gerdau SA Sponsored ADR............................     9,025         79,330
   Itau Unibanco Holding SA........................... 1,765,700     25,819,793
   Itau Unibanco Holding SA ADR.......................   153,946      2,244,533
   Klabin SA..........................................   663,777      3,898,899
   Lojas Americanas SA................................   304,167      2,545,894
   Oi SA..............................................   463,558      1,857,840

THE EMERGING MARKETS SERIES
CONTINUED


                                                      Shares       Value++
                                                    ----------- --------------
BRAZIL -- (Continued)
   Petroleo Brasileiro SA..........................     106,500 $    1,090,667
   Petroleo Brasilerio SA ADR......................   1,711,000     35,126,830
   Telefonica Brasil SA............................     232,784      5,157,569
   Ultrapar Participacoes SA Sponsored ADR.........     254,308      5,297,236
   Usinas Siderurgicas de Minas Gerais SA..........
       Perferred Series A..........................     609,817      2,945,425
   Vale SA (2257127)...............................   1,412,691     25,283,138
  *Vale SA (B011X91)...............................      81,160          3,556
  #Vale SA Sponsored ADR...........................     265,000      4,714,350
                                                                --------------
TOTAL BRAZIL.......................................                191,421,899
                                                                --------------
CHILE -- (0.2%)
  *Embotelladora Andina SA Preferred Series B......       9,255         58,504
   Sociedad Quimica y Minera de Chile SA Sponsored
     ADR...........................................      91,271      5,280,027
                                                                --------------
TOTAL CHILE........................................                  5,338,531
                                                                --------------
COLOMBIA -- (0.0%)
  *Banco Davivienda SA.............................      18,546        229,222
   Grupo Aval Acciones y Valores...................      84,928         60,273
   Grupo de Inversiones Suramericana SA............       3,000         61,449
                                                                --------------
TOTAL COLOMBIA.....................................                    350,944
                                                                --------------
TOTAL PREFERRED STOCKS.............................                197,111,374
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH AFRICA -- (0.0%)
  *Capitec Bank Holdings, Ltd. Rights 11/09/12.....       3,531         13,007
                                                                --------------

                                                      Shares/
                                                       Face
                                                      Amount
                                                       (000)       Value+
                                                    ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@DFA Short Term Investment Fund.................  15,125,324    175,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 &
     5.000%, 01/01/39, valued at $450,637) to be
     repurchased at $441,806....................... $       442        441,801
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                175,441,801
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,006,449,577)..........................             $3,072,259,345
                                                                ==============

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares     Value++
                                                          --------- -----------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina SA Series B........................         1 $        --
   Ferrum SA de Ceramica y Metalurgia....................         1          --
                                                                    -----------
TOTAL ARGENTINA..........................................                    --
                                                                    -----------
BRAZIL -- (8.9%)
  *Abril Educacao SA.....................................    19,500     352,355
   Aliansce Shopping Centers SA..........................   426,543   4,851,256
   All America Latina Logistica SA....................... 1,296,400   5,897,805
   Alpargatas SA.........................................   109,040     797,245
   Amil Participacoes SA.................................   125,108   1,881,810
   Anhanguera Educacional Participacoes SA...............   613,145  10,747,132
   Arezzo Industria e Comercio SA........................   250,128   4,464,262
   Autometal SA..........................................   179,179   1,499,738
  *B2W Cia Global Do Varejo SA...........................   449,260   2,185,416
   Banco Alfa de Investimento SA.........................       500       1,356
   Banco Mercantil do Brasil SA..........................     1,327      10,388
   Bematech SA...........................................   115,900     276,761
  *BHG SA - Brazil Hospitality Group.....................    12,400     122,715
   Brasil Brokers Participacoes SA.......................   701,711   1,969,303
  *BrasilAgro - Companhia Brasileira de Propriedades
    Agricolas SA.........................................    11,500      52,374
   Brookfield Incorporacoes SA........................... 1,161,112   2,029,466
  *Brookfield Incorporacoes SA Receipt...................   337,902     593,934
  *CCX Carvao da Colombia SA.............................   112,241     121,578
   CETIP SA - Mercados Organizados.......................   307,059   3,537,668
   Cia de Saneamento de Minas Gerais-Copasa SA...........   298,421   7,043,796
   Cia Hering SA.........................................   340,090   7,813,003
   Cia Providencia Industria e Comercio SA...............    57,050     227,239
   Contax Participacoes SA...............................     1,400      16,888
   CR2 Empreendimentos Imobiliarios SA...................     9,400      22,539
   Cremer SA.............................................    92,646     637,695
   CSU Cardsystem SA.....................................    74,700     155,575
   Cyrela Brazil Realty SA Empreendimentos e.............
     Participacoes.......................................   123,033   1,043,120
   Cyrela Commercial Properties SA Empreendimentos e.....
     Participacoes.......................................    44,500     578,201
   Diagnosticos da America SA............................ 1,189,841   7,908,645
   Direcional Engenharia SA..............................   222,809   1,333,969
   Duratex SA............................................ 1,087,562   7,566,161
   Energias do Brazil SA................................. 1,190,706   7,445,393
   Equatorial Energia SA.................................   335,068   2,969,510
   Estacio Participacoes SA..............................   396,371   7,552,526
   Eternit SA............................................   411,589   1,702,246
   Even Construtora e Incorporadora SA...................   992,867   3,959,638
   EZ Tec Empreendimentos e Participacoes SA.............   254,258   3,342,453
  *Fertilizantes Heringer SA.............................   115,300     630,700
   Fleury SA.............................................   269,251   3,167,035
   Forjas Taurus SA......................................    35,969      56,494
  *Gafisa SA.............................................   835,900   1,535,121
  *Gafisa SA ADR......................................... 1,003,681   3,683,509
  *General Shopping Brasil SA............................   111,117     585,388
 #*Gol Linhas Aereas Inteligentes SA ADR.................   398,527   1,988,650
   Grendene SA...........................................   445,334   3,365,686
   Guararapes Confeccoes SA..............................    28,700   1,695,675
   Helbor Empreendimentos SA.............................   654,272   3,688,444
  *IdeiasNet SA..........................................   216,400     207,764
   Iguatemi Empresa de Shopping Centers SA...............   313,800   3,986,135
  *Industrias Romi SA....................................    91,400     240,307
  *Inepar SA Industria e Construcoes.....................    20,840      19,701
   International Meal Co. Holdings SA....................   163,073   1,678,061
   Iochpe-Maxion SA......................................   350,208   4,293,434

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
BRAZIL -- (Continued)
   JHSF Participacoes SA..................................   456,747 $1,983,461
   Joao Fortes Engenharia SA..............................    49,455    172,881
   JSL SA.................................................   364,000  2,114,768
  *Kepler Weber SA........................................    64,046    318,803
  *Kroton Educacional SA Common Shares....................    16,713     49,249
  *Kroton Educacional SA Unit Shares......................   367,679  7,349,778
   Light SA...............................................   388,907  4,183,855
  *LLX Logistica SA.......................................   179,225    200,311
   Localiza Rent a Car SA.................................   397,002  6,958,603
  *Log-in Logistica Intermodal SA.........................   137,550    406,342
   Lojas Renner SA........................................    70,200  2,599,168
   LPS Brasil Consultoria de Imoveis SA...................   166,970  2,869,084
  *Lupatech SA............................................    41,000     52,081
  *M. Dias Branco SA......................................   164,941  5,538,503
   Magnesita Refratarios SA...............................   876,704  3,271,912
   Mahle-Metal Leve SA Industria e Comercio...............   262,900  3,312,381
   Marcopolo SA...........................................    13,500     67,664
  *Marfrig Alimentos SA...................................   746,307  3,858,213
   Marisa Lojas SA........................................   228,464  3,353,198
  *Metalfrio Solutions SA.................................    13,600     29,797
   Mills Estruturas e Servicos de Engenharia SA...........   380,526  5,834,214
   Minerva SA.............................................   246,358  1,334,255
  *MMX Mineracao e Metalicos SA........................... 1,308,574  2,590,024
  *MPX Energia SA.........................................   336,723  1,778,901
   MRV Engenharia e Participacoes SA...................... 1,595,833  8,092,898
   Multiplan Empreendimentos Imobiliarios SA..............    21,046    616,547
  *Multiplus SA...........................................   174,784  4,060,982
   Obrascon Huarte Lain Brasil SA.........................   430,500  4,048,423
   OdontoPrev SA.......................................... 1,315,743  6,802,049
  *OSX Brasil SA..........................................   325,250  1,833,590
  *Paranapanema SA........................................   914,800  1,535,889
   PDG Realty SA Empreendimentos e Participacoes.......... 4,452,753  7,497,804
   Plascar Participacoes Industriais SA...................   141,200     55,617
   Porto Seguro SA........................................   306,400  3,258,531
  *Positivo Informatica SA................................   125,500    325,019
   Profarma Distribuidora de Produtos Farmaceuticos SA....    43,500    311,839
  *QGEP Participacoes SA..................................   445,994  2,758,024
   Raia Drogasil SA.......................................   652,675  7,182,140
   Redentor Energia SA....................................    11,500     42,183
  *Refinaria de Petroleos Manguinhos SA................... 1,088,589    182,231
   Restoque Comercio e Confeccoes de Roupas SA............   443,587  1,891,368
   Rodobens Negocios Imobiliarios SA......................    53,646    338,086
   Rossi Residencial SA...................................   760,790  1,599,455
   Santos Brasil Participacoes SA.........................   224,488  3,227,419
   Sao Carlos Empreendimentos e Participacoes SA..........    47,859  1,074,504
   Sao Martinho SA........................................   263,664  3,294,745
   SLC Agricola SA........................................   260,653  2,489,682
   Sonae Sierra Brasil SA.................................   153,346  2,567,029
  *Springs Global Participacoes SA........................    94,700    125,891
   Sul America SA.........................................   872,609  6,874,147
  *T4F Entretenimento SA..................................    52,800    298,959
  *Technos SA.............................................    24,400    283,518
   Tecnisa SA.............................................   513,831  2,125,098
   Tegma Gestao Logistica SA..............................   128,835  2,220,145
  *Tempo Participacoes SA.................................   260,902    475,290
   Tereos Internacional SA................................   227,483    306,887
  *Terna Participacoes SA.................................     5,300    174,836
   Totvs SA...............................................   453,100  9,213,476
  *Trisul SA..............................................     2,838      3,395
   Triunfo Participacoes e Investimentos SA...............    91,196    500,645
   Valid Solucoes e Servicos de Seguranca em Meios de.....
     Pagamento e Identificacao SA.........................   250,350  4,712,282

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
BRAZIL -- (Continued)
  *Vanguarda Agro SA...................................  4,496,967 $    774,938
  *Via Varejo SA.......................................     55,603      499,621
  *Viver Incorporadora e Construtora SA................    673,040      407,592
                                                                   ------------
TOTAL BRAZIL...........................................             287,843,483
                                                                   ------------
CHILE -- (1.4%)
   AFP Cuprum SA.......................................      1,398      109,829
   Almendral SA........................................    283,561       42,709
  *AquaChile SA........................................     31,819       22,745
  *Azul Azul SA........................................      3,811       11,089
   Banmedica SA........................................  1,312,094    2,863,346
   Besalco SA..........................................  1,578,222    2,872,945
  *Cementos Bio-Bio SA.................................    452,622      620,868
   Cia General de Electricidad SA......................    110,134      567,666
   Cintac SA...........................................    324,650      141,695
  *Coca-Cola Embonor SA Series B.......................      8,190       21,699
  *Compania Sud Americana de Vapores SA................ 23,585,920    2,254,915
   Corpbanca SA........................................ 64,675,782      846,572
   Cristalerias de Chile SA............................    156,836    1,245,170
  *Cruz Blanca Salud SA................................     40,160       52,567
   Empresa Electrica Pilmaiquen SA.....................     46,897      185,190
   Empresas Hites SA...................................    484,341      377,990
   Empresas Iansa SA................................... 12,263,867      955,825
  *Empresas La Polar SA................................    214,214      102,443
  *Enjoy SA............................................      2,450          553
   Forus SA............................................    202,573    1,103,068
   Gasco SA............................................     76,599      573,119
   Grupo Security SA...................................    429,864      156,347
   Inversiones Aguas Metropolitanas SA.................  1,830,555    3,405,064
  *Latam Airlines Group SA.............................    122,220    2,978,701
  #Latam Airlines Group SA Sponsored ADR...............     34,290      850,049
   Madeco SA........................................... 27,288,748      983,450
   Masisa SA...........................................  6,347,820      686,037
   Molibdenos y Metales SA.............................      5,009       86,407
   Multiexport Foods SA................................  1,994,554      476,720
   Parque Arauco SA....................................  2,533,043    5,780,487
   PAZ Corp. SA........................................    518,992      327,532
   Ripley Corp. SA.....................................  2,114,283    1,994,980
   Salfacorp SA........................................    996,276    2,352,218
   Sigdo Koppers SA....................................    658,257    1,580,145
  *Sociedad Matriz SAAM SA.............................  4,636,827      542,079
   Socovesa SA.........................................  1,768,010      929,661
   Sonda SA............................................    725,744    2,220,446
   Soquimic Comercial SA...............................    562,478      137,945
   Vina Concha Y Toro SA...............................  2,220,094    4,488,313
   Vina Concha Y Toro SA Sponsored ADR.................      1,725       69,690
   Vina San Pedro Tarapaca SA.......................... 40,093,814      244,154
                                                                   ------------
TOTAL CHILE............................................              45,262,428
                                                                   ------------
CHINA -- (14.1%)
  #361 Degrees International, Ltd......................  2,971,000      852,029
  #Ajisen China Holdings, Ltd..........................  2,292,000    1,571,372
   AMVIG Holdings, Ltd.................................  1,934,000      572,826
   Anhui Expressway Co., Ltd. Series H.................  2,418,000    1,158,759
  #Anta Sports Products, Ltd...........................  3,773,000    3,211,669
   Anton Oilfield Services Group.......................  4,904,000    1,476,202
   Anxin-China Holdings, Ltd...........................  8,479,000    1,875,717
  *Apollo Solar Energy Technology Holdings, Ltd........ 22,080,000      591,134
   Asia Cement China Holdings Corp.....................  2,176,500      923,007
  *Asia Energy Logistics Group, Ltd.................... 26,160,000      360,001
   Asian Citrus Holdings, Ltd..........................  2,927,000    1,635,150

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
CHINA -- (Continued)
  *Ausnutria Dairy Corp., Ltd...........................    365,000 $   68,761
   AviChina Industry & Technology Co., Ltd. Series H....  7,662,788  3,146,166
   Baoye Group Co., Ltd. Series H.......................  1,860,000    949,470
 #*BaWang International Group Holding, Ltd..............  5,190,000    473,113
   Beijing Capital International Airport Co., Ltd.......
     Series H...........................................  6,690,000  4,292,322
   Beijing Capital Land, Ltd. Series H..................  6,142,500  1,831,837
  *Beijing Development HK, Ltd..........................    548,000    100,898
  #Beijing Enterprises Water Group, Ltd................. 12,179,660  2,770,829
   Beijing Jingkelong Co., Ltd. Series H................    558,749    324,254
   Beijing North Star Co., Ltd. Series H................  2,190,000    452,235
  *Beijing Properties Holdings, Ltd.....................  4,615,061    169,279
  *Besunyen Holdings Co., Ltd...........................  2,476,000    191,149
  #Billion Industrial Holdings, Ltd.....................    185,500     96,567
  #Biostime International Holdings, Ltd.................    593,000  1,518,409
   Boer Power Holdings, Ltd.............................    985,000    354,028
   Bosideng International Holdings, Ltd................. 11,860,000  3,764,196
   BYD Electronic International Co., Ltd................  3,864,815    819,671
   C C Land Holdings, Ltd...............................  6,224,343  1,417,090
  #C.P. Pokphand Co., Ltd............................... 16,580,594  1,964,815
  *Carnival Group International Holdings, Ltd...........  2,058,000     94,379
   Catic Shenzhen Holdings, Ltd. Series H...............    310,000    113,507
   Central China Real Estate, Ltd.......................  2,591,626    627,006
  *CGN Mining Co., Ltd..................................  5,265,000    548,241
   Changshouhua Food Co., Ltd...........................  1,493,000    767,975
 #*Chaoda Modern Agriculture Holdings, Ltd..............  6,771,138    155,735
  #Chaowei Power Holdings, Ltd..........................  1,786,000    966,184
 #*Chigo Holding, Ltd................................... 18,886,000    466,120
  *Chiho-Tiande Group, Ltd..............................    114,000     56,360
   China Aerospace International Holdings, Ltd..........  9,854,500    784,578
   China Agri-Industries Holdings, Ltd..................  6,806,000  4,259,085
  #China All Access Holdings, Ltd.......................  2,474,000    471,294
   China Aoyuan Property Group, Ltd.....................  3,092,000    425,885
   China Automation Group, Ltd..........................  2,529,000    598,170
   China BlueChemical, Ltd. Series H....................    674,000    426,435
  *China Chengtong Development Group, Ltd...............  2,298,000     86,207
   China Communications Services Corp., Ltd. Series H...  1,567,200    876,611
  *China Datang Corp Renewable Power Co., Ltd. Class H..  2,070,000    225,830
  #China Dongxiang Group Co., Ltd....................... 13,246,985  1,651,154
  *China Energine International Holdings, Ltd...........    208,000      8,422
  #China Everbright International, Ltd..................  8,414,800  4,316,194
   China Everbright, Ltd................................  3,480,000  5,045,389
  *China Fiber Optic Network System Group, Ltd..........  1,500,000    257,347
  #China Foods, Ltd.....................................  3,088,000  3,120,605
   China Gas Holdings, Ltd..............................  9,067,500  4,938,540
   China Glass Holdings, Ltd............................  3,396,000    470,006
  *China Grand Forestry Green Resources Group, Ltd......    362,987     26,167
 #*China Green Holdings, Ltd............................  2,820,000    619,612
   China Haidian Holdings, Ltd..........................  6,936,000    749,216
  #China High Precision Automation Group, Ltd...........  1,289,000    206,239
 #*China High Speed Transmission Equipment Group Co.,...
     Ltd................................................  5,250,000  1,791,194
  *China Hongqiao Group, Ltd............................    162,500     75,077
  *China Huiyuan Juice Group, Ltd.......................  2,643,500    833,688
  *China ITS Holdings Co., Ltd..........................  3,756,000    588,287
   China Liansu Group Holdings, Ltd.....................  3,469,000  2,033,371
  #China Lilang, Ltd....................................  1,751,000    994,256
  #China Lumena New Materials Corp...................... 14,530,000  2,944,087
  #China Medical System Holdings, Ltd...................  4,204,500  2,424,908
  #China Metal Recycling Holdings, Ltd..................  2,401,686  2,392,083
  *China Mining Resources Group, Ltd.................... 25,526,000    372,183
  *China Mobile Games & Entertainment Group, Ltd........      6,575     39,450
 #*China Modern Dairy Holdings, Ltd.....................  2,411,000    623,925

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            Shares    Value++
                                                          ---------- ----------
CHINA -- (Continued)
 #*China Molybdenum Co., Ltd. Series H...................  5,059,000 $2,150,319
  #China National Materials Co., Ltd. Series H...........  5,054,000  1,567,335
  *China New Town Development Co., Ltd...................  6,403,148    243,704
   China Nickel Resources Holdings Co., Ltd..............    358,000     28,530
  *China Oil & Gas Group, Ltd............................ 15,940,000  1,905,932
   China Oriental Group Co., Ltd.........................     10,000      2,168
   China Overseas Grand Oceans Group, Ltd................  3,221,500  3,352,478
  *China Pharmaceutical Group, Ltd.......................  3,869,877  1,126,058
  #China Power International Development, Ltd............  6,913,000  1,869,053
  *China Power New Energy Development Co., Ltd........... 19,520,000    788,816
 #*China Precious Metal Resources Holdings Co., Ltd...... 11,262,318  2,177,869
  *China Properties Group, Ltd...........................  2,248,000    695,979
  *China Qinfa Group, Ltd................................  3,446,000    517,508
  #China Rare Earth Holdings, Ltd........................  5,968,000  1,356,548
   China Resources Gas Group, Ltd........................    208,000    462,176
  #China Rongsheng Heavy Industries Group Holdings, Ltd.. 15,329,000  3,260,946
   China Sanjiang Fine Chemicals Co., Ltd................  2,284,000    734,485
   China SCE Property Holdings, Ltd......................  1,838,000    424,394
   China Shanshui Cement Group, Ltd......................  7,297,000  5,389,107
  #China Shineway Pharmaceutical Group, Ltd..............  1,353,200  2,142,792
  #China Shipping Development Co., Ltd. Series H.........  8,656,000  4,533,040
   China Singyes Solar Technologies Holdings, Ltd........  1,875,200  1,105,719
  #China South City Holdings, Ltd........................  7,994,000  1,264,875
   China Starch Holdings, Ltd............................  6,190,000    183,874
   China State Construction International Holdings, Ltd..     54,960     65,075
   China Sunshine Paper Holdings Co., Ltd................    119,078     13,485
   China Suntien Green Energy Corp., Ltd. Series H.......  5,846,000  1,187,915
  *China Taiping Insurance Holdings Co., Ltd.............  1,588,800  2,705,286
  *China Tian Lun Gas Holdings, Ltd......................    288,000    114,515
  *China Tianyi Holdings, Ltd............................    992,000    143,105
   China Tontine Wines Group, Ltd........................  4,536,000    466,745
   China Travel International Investment Hong Kong, Ltd.. 14,349,900  2,767,456
  #China Vanadium Titano - Magnetite Mining Co., Ltd.....  5,311,000  1,014,917
  #China Water Affairs Group, Ltd........................  5,186,000  1,362,768
   China Wireless Technologies, Ltd......................  5,732,000  1,662,568
 #*China Yurun Food Group, Ltd...........................  5,792,000  4,225,390
 #*China ZhengTong Auto Services Holdings, Ltd...........  3,593,000  2,420,988
 #*China Zhongwang Holdings, Ltd.........................  6,138,000  2,445,098
  *Chinasoft International, Ltd..........................  3,230,000    788,951
  *ChinaVision Media Group, Ltd..........................    320,000     11,544
 #*Chongqing Iron & Steel Co., Ltd. Series H.............  2,253,400    353,047
   Chongqing Machinery & Electric Co., Ltd. Series H.....  5,334,000    807,568
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,.
     Ltd.................................................  2,254,000    914,802
  #CIMC Enric Holdings, Ltd..............................  1,482,000  1,074,598
 #*Citic 21CN Co., Ltd...................................  6,319,200    389,932
  *Citic Resources Holdings, Ltd......................... 11,586,600  1,768,973
   Clear Media, Ltd......................................     79,000     40,741
  *Coastal Greenland, Ltd................................  1,384,000     58,798
 #*Comba Telecom Systems Holdings, Ltd...................  3,895,577  1,515,628
  *Comtec Solar Systems Group, Ltd.......................  1,198,000    139,774
   COSCO International Holdings, Ltd.....................  2,703,000  1,091,838
  #CPMC Holdings, Ltd....................................  1,131,000    796,586
   Da Ming International Holdings, Ltd...................     20,000      3,049
   DaChan Food Asia, Ltd.................................  1,537,955    218,025
   Dah Chong Hong Holdings, Ltd..........................  3,360,000  3,159,924
   Dalian Port (PDA) Co., Ltd. Series H..................  3,822,000    841,120
  #Daphne International Holdings, Ltd....................  4,032,000  4,844,838
 #*Daqing Dairy Holdings, Ltd............................    922,000         --
   Dawnrays Pharmaceutical Holdings, Ltd.................  1,182,943    250,080
  #DBA Telecommunication Asia Holdings, Ltd..............  2,060,000  1,123,115
   Digital China Holdings, Ltd...........................  2,997,800  5,017,516

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
CHINA -- (Continued)
  #Dongiang Environmental Co., Ltd. Series H............     67,600 $  270,210
  #Dongyue Group Co., Ltd...............................  4,539,000  2,582,100
 #*Dynasty Fine Wines Group, Ltd........................  1,580,000    260,220
   Embry Holdings, Ltd..................................    473,000    224,594
   ENN Energy Holdings, Ltd.............................    158,000    656,138
   Evergreen International Holdings, Ltd................  1,172,000    234,982
  *Extrawell Pharmaceutical Holdings, Ltd...............  7,297,921    436,615
   Fantasia Holdings Group Co., Ltd.....................  5,347,500    528,288
  *First Tractor Co., Ltd. Series H.....................  3,351,176  2,783,156
  #Franshion Properties China, Ltd...................... 13,062,300  3,977,093
  #Fufeng Group, Ltd....................................  3,282,000  1,245,394
  #GCL-Poly Energy Holdings, Ltd........................ 28,403,000  5,020,913
  #Geely Automobile Holdings, Ltd....................... 17,610,000  7,552,943
   Global Bio-Chem Technology Group Co., Ltd............  9,198,800  1,063,814
  *Global Sweeteners Holdings, Ltd......................  1,202,951     83,616
  *Glorious Property Holdings, Ltd...................... 11,403,501  1,772,703
  *Goldbond Group Holdings, Ltd.........................    210,000      7,834
  #Golden Meditech Holdings, Ltd........................  3,708,000    439,026
   Goldlion Holdings, Ltd...............................    910,962    414,335
  *GOME Electrical Appliances Holding, Ltd.............. 42,920,000  4,458,118
   Good Friend International Holdings, Inc..............    436,667    152,806
  *Goodbaby International Holdings, Ltd.................    666,000    220,643
  *Goodtop Tin International Holdings, Ltd..............  7,020,000    361,105
   Great Wall Technology Co., Ltd. Series H.............  1,758,950    313,821
   Greatview Aseptic Packaging Co., Ltd.................    456,000    238,510
  #Greentown China Holdings, Ltd........................  2,464,648  3,027,915
  #Guangzhou Pharmaceutical Co., Ltd. Series H..........    834,000  1,615,564
 #*Guangzhou Shipyard International Co., Ltd. Series H..    773,400    577,633
  *Haier Electronics Group Co., Ltd.....................  2,450,000  3,119,914
   Hainan Meilan International Airport Co., Ltd.........
     Series H...........................................    517,000    322,331
   Haitian International Holdings, Ltd..................  2,059,000  2,537,170
   Harbin Electric Co., Ltd. Series H...................  2,973,413  2,447,302
   Henderson Investment, Ltd............................    596,000     46,002
  *Heng Tai Consumables Group, Ltd...................... 20,348,193    429,372
  #Hengdeli Holdings, Ltd............................... 10,114,000  3,149,970
 #*Hi Sun Technology, Ltd...............................  4,446,000    457,672
  #Hidili Industry International Development, Ltd.......  5,439,000  1,373,710
  *Hilong Holding, Ltd..................................    447,000    121,833
  *Hisense Kelon Electrical Holdings Co., Ltd...........
    Series H............................................  1,079,000    345,302
   HKC Holdings, Ltd.................................... 17,896,447    714,100
   Hong Kong Resources Holdings Co., Ltd................    357,450     13,806
   Honghua Group, Ltd...................................  5,221,000  1,213,906
   Hopefluent Group Holdings, Ltd.......................     59,670     17,076
  #Hopewell Highway Infrastructure, Ltd.................  2,974,000  1,581,821
 #*Hopson Development Holdings, Ltd.....................  3,476,000  3,355,276
   Hua Han Bio-Pharmaceutical Holdings, Ltd.............  6,179,360  1,423,684
  #Huabao International Holdings, Ltd...................  7,816,014  3,880,076
  *Huadian Power International Corp. Series H...........     34,000      8,606
 #*Hunan Nonferrous Metal Corp., Ltd. Series H..........  8,774,000  2,594,935
  *Huscoke Resources Holdings, Ltd......................  8,002,000     81,293
   Hutchison Harbour Ring, Ltd..........................  6,888,000    584,784
   Inspur International, Ltd............................  8,685,000    279,141
  *Interchina Holdings Co., Ltd......................... 18,175,000  1,156,910
   International Taifeng Holdings, Ltd..................  1,238,000    375,314
  #Intime Department Store Group Co., Ltd...............  4,317,500  5,070,704
 #*Jinchuan Group International Resources Co., Ltd......  2,837,000    546,916
   Jingwei Textile Machinery Co., Ltd. Series H.........  1,272,000    678,352
   Ju Teng International Holdings, Ltd..................  3,458,000  1,377,956
  *Kai Yuan Holdings, Ltd............................... 10,460,000    283,058
 #*Kaisa Group Holdings, Ltd............................  6,868,000  1,280,353
  *Kasen International Holdings, Ltd....................    222,000     42,893

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
CHINA -- (Continued)
   Kingboard Chemical Holdings, Ltd.....................  2,516,851 $7,467,568
   Kingboard Laminates Holdings, Ltd....................  4,029,000  1,710,850
 #*Kingdee International Software Group Co., Ltd........  7,499,200  1,549,237
  #Kingsoft Corp., Ltd..................................  3,169,000  1,828,542
   Kingway Brewery Holdings, Ltd........................  4,396,800  1,558,101
   KWG Property Holding, Ltd............................  5,039,450  2,977,621
   Lai Fung Holdings, Ltd............................... 20,284,440    423,552
   Le Saunda Holdings, Ltd..............................    954,000    280,140
   Lee & Man Paper Manufacturing, Ltd...................  7,404,000  3,867,258
   Leoch International Technology, Ltd..................     10,000      1,570
 #*Li Ning Co., Ltd.....................................  3,169,000  1,675,155
  #Lianhua Supermarket Holdings Co., Ltd. Series H......  1,698,600  1,370,899
  #Lijun International Pharmaceutical Holding, Ltd......  6,948,000  1,879,762
   Lingbao Gold Co., Ltd. Series H......................  1,424,000    627,143
   LK Technology Holdings, Ltd..........................    837,500    142,296
  #Lonking Holdings, Ltd................................  8,937,000  2,082,390
  *Loudong General Nice Resources China Holdings, Ltd...  7,842,140    338,505
 #*Maanshan Iron & Steel Co., Ltd. Series H.............  7,620,000  1,962,310
   Magic Holdings International, Ltd....................  1,839,600    702,351
   Maoye International Holdings, Ltd....................  5,860,000  1,172,793
   Microport Scientific Corp............................  1,532,000    787,888
  *MIE Holdings Corp....................................  3,438,000    939,063
   Min Xin Holdings, Ltd................................    418,000    229,232
  #Mingfa Group International Co., Ltd..................  4,638,000  1,312,154
  *Mingyuan Medicare Development Co., Ltd...............  6,700,000    136,252
   Minmetals Land, Ltd..................................  5,220,000    697,025
   Minth Group, Ltd.....................................  1,959,000  1,978,906
 #*MMG, Ltd.............................................  6,030,000  2,381,845
  *Nam Fong International Holdings, Ltd.................    306,758     40,016
  *Nan Hai Corp, Ltd....................................  9,800,000     39,124
   Nanjing Panda Electronics Co., Ltd. Series H.........    246,000     57,068
   NetDragon Websoft, Inc...............................    320,044    341,451
  #New World Department Store China, Ltd................  2,044,462  1,222,948
  #Nine Dragons Paper Holdings, Ltd.....................  6,497,000  4,519,633
  *North Mining Shares Co., Ltd......................... 12,790,000    717,224
  #NVC Lighting Holdings, Ltd...........................  5,410,000  1,425,917
  #O-Net Communications Group, Ltd......................  1,308,000    344,048
   Overseas Chinese Town Asia Holdings, Ltd.............    408,183    149,135
   Pacific Online, Ltd..................................    711,365    223,588
  #Parkson Retail Group, Ltd............................    328,000    276,567
  *PAX Global Technology, Ltd...........................    187,000     33,708
   PCD Stores Group, Ltd................................ 11,880,000  1,113,863
  #Peak Sport Products Co., Ltd.........................  3,086,000    586,799
  *PetroAsian Energy Holdings, Ltd......................  3,192,000     66,089
  #Phoenix Satellite Television Holdings, Ltd...........  4,376,000  1,387,821
 #*Poly Property Group Co., Ltd.........................  8,436,000  5,055,704
  #Ports Design, Ltd....................................  1,584,000  1,125,125
  *Pou Sheng International Holdings, Ltd................  4,121,806    262,734
   Powerlong Real Estate Holdings, Ltd..................  5,149,000    865,843
  *Prosperity International Holdings HK, Ltd............  5,020,000    255,856
   Qingling Motors Co., Ltd. Series H...................  1,694,000    407,476
   Qunxing Paper Holdings Co., Ltd......................    669,913    174,597
  #Real Gold Mining, Ltd................................    300,500    341,598
  #Real Nutriceutical Group, Ltd........................  3,324,000  1,182,343
   Regent Manner International Holdings, Ltd............  2,667,000    555,435
 #*Renhe Commercial Holdings Co., Ltd................... 47,532,000  2,007,992
   REXLot Holdings, Ltd................................. 32,950,000  2,417,501
  *Richly Field China Development, Ltd..................  6,980,000     79,256
   Road King Infrastructure, Ltd........................  1,083,000    752,943
   Royale Furniture Holdings, Ltd.......................  1,909,000    159,339
   Samson Holding, Ltd..................................  1,122,000    160,307

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           Shares    Value++
                                                         ---------- ----------
CHINA -- (Continued)
  #Sany Heavy Equipment International Holdings Co., Ltd.  3,577,000 $1,870,485
   Sateri Holdings, Ltd.................................     71,000     15,688
  *Semiconductor Manufacturing International Corp....... 94,444,000  3,691,157
  #Shandong Chenming Paper Holdings, Ltd. Series H......  1,308,000    483,849
   Shandong Molong Petroleum Machinery Co., Ltd.........
     Series H...........................................  1,516,562    526,874
  *Shanghai Industrial Urban Development Group, Ltd.....  6,750,000  1,125,687
  #Shanghai Jin Jiang International Hotels Group Co.,
    Ltd. Series H.......................................  4,088,000    631,375
   Shanghai Prime Machinery Co., Ltd. Series H..........  4,298,000    608,055
  *Shanghai Zendai Property, Ltd........................  7,225,000    118,141
   Shengli Oil & Gas Pipe Holdings, Ltd.................  5,022,000    458,152
   Shenguan Holdings Group, Ltd.........................  4,596,000  2,527,052
   Shenzhen Expressway Co., Ltd. Series H...............  3,068,400  1,160,998
   Shenzhen International Holdings, Ltd................. 42,879,300  3,586,911
   Shenzhen Investment, Ltd............................. 11,974,000  3,182,049
   Shenzhou International Group, Ltd....................  1,910,000  3,713,315
  *Shougang Concord Century Holdings, Ltd...............  1,137,153     41,702
 #*Shougang Concord International Enterprises Co., Ltd.. 22,396,000  1,193,398
  #Shougang Fushan Resources Group, Ltd................. 12,800,000  4,453,622
  #Shui On Land, Ltd.................................... 12,783,483  5,386,371
   Sichuan Expressway Co., Ltd. Series H................  3,736,000  1,211,867
  #Sihuan Pharmaceutical Holdings Group, Ltd............  8,615,000  3,358,096
   Sijia Group Co., Ltd.................................  1,076,350    221,700
  #Silver Base Group Holdings, Ltd......................  2,108,424    894,196
   Silver Grant International Industries, Ltd...........  5,220,000    919,752
  *SIM Technology Group, Ltd............................    340,000     15,292
   Sino Biopharmaceutical, Ltd.......................... 13,536,000  5,403,981
  *Sino Dragon New Energy Holdings, Ltd.................  5,056,000    119,277
 #*Sino Oil & Gas Holdings, Ltd......................... 35,607,766    687,559
  *Sino Prosper State Gold Resources Holdings, Ltd......  2,110,000     95,290
   Sinofert Holdings, Ltd............................... 10,033,327  2,112,648
  *Sinolink Worldwide Holdings, Ltd..................... 10,218,800    747,204
   SinoMedia Holding, Ltd...............................    742,000    361,568
  #Sino-Ocean Land Holdings, Ltd........................ 12,181,591  7,613,061
  #Sinopec Kantons Holdings, Ltd........................  2,864,000  2,128,133
   Sinotrans Shipping, Ltd..............................  4,974,086  1,222,356
   Sinotrans, Ltd. Series H.............................  6,526,000    998,755
  #Sinotruk Hong Kong, Ltd..............................  2,888,000  1,656,546
  *SITC International Holdings Co., Ltd.................    189,000     49,338
  #Skyworth Digital Holdings, Ltd.......................  8,930,234  4,799,898
  *SMI Corp., Ltd.......................................  7,948,066    187,019
 #*Solargiga Energy Holdings, Ltd.......................  3,870,000    215,906
  *Sparkle Roll Group, Ltd..............................  6,960,000    407,290
  *SPG Land Holdings, Ltd...............................    714,000    177,345
  *Springland International Holdings, Ltd...............    123,000     60,427
  *SRE Group, Ltd....................................... 13,894,346    544,040
  #Sunac China Holdings, Ltd............................  3,491,000  1,844,024
   Sunny Optical Technology Group Co., Ltd..............  1,834,000  1,074,368
   Tak Sing Alliance Holdings, Ltd......................    253,257     31,248
  #TCC International Holdings, Ltd......................  4,185,098  1,135,068
   TCL Communication Technology Holdings, Ltd...........  2,237,198    683,864
   TCL Multimedia Technology Holdings, Ltd..............  2,684,510  1,486,286
  *Tech Pro Technology Development, Ltd.................  2,828,000  1,053,154
  *Texhong Textile Group, Ltd...........................    626,000    294,635
   Tian An China Investments Co., Ltd...................  1,193,000    692,116
   Tian Shan Development Holdings, Ltd..................    908,000    217,774
   Tiangong International Co., Ltd......................  5,802,000  1,393,855
   Tianjin Capital Environmental Protection Group Co.,
     Ltd. Series H......................................  1,572,000    365,756
  *Tianjin Development Holdings, Ltd....................  1,870,000    887,465
   Tianjin Port Development Holdings, Ltd...............  7,404,800    914,262
   Tianneng Power International, Ltd....................  3,112,048  2,097,624
  #Tomson Group, Ltd....................................  1,060,443    251,297

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         Shares     Value++
                                                       ---------- ------------
CHINA -- (Continued)
   Tong Ren Tang Technologies Co., Ltd. Series H......  1,085,000 $  1,947,101
  #Towngas China Co., Ltd.............................  2,893,000    2,273,070
   TPV Technology, Ltd................................  3,915,964      869,560
   Trauson Holdings Co., Ltd..........................  1,381,000      718,733
   Travelsky Technology, Ltd. Series H................  3,659,090    1,884,922
  *Trony Solar Holdings Co., Ltd......................  1,757,000      142,826
   Truly International Holdings, Ltd..................  5,411,573      820,766
   Uni-President China Holdings, Ltd..................  1,151,000    1,445,653
  *United Energy Group, Ltd........................... 12,306,450    1,948,892
  #Vinda International Holdings, Ltd..................  2,394,000    3,324,669
   VODone, Ltd........................................ 13,151,600    1,281,909
  #Wasion Group Holdings, Ltd.........................  2,018,000      736,357
   Weiqiao Textile Co., Ltd. Series H.................  2,212,000      862,436
   Welling Holding, Ltd...............................  3,410,000      416,021
  #West China Cement, Ltd............................. 13,716,000    2,462,591
  *Winsway Coking Coal Holdings, Ltd..................  4,046,000      650,304
   Winteam Pharmaceutical Group, Ltd..................  2,538,000      490,636
  #Wumart Stores, Inc. Series H.......................    969,000    1,718,993
   Xiamen International Port Co., Ltd. Series H.......  5,166,000      598,729
   Xingda International Holdings, Ltd.................  3,691,000    1,284,539
   Xinhua Winshare Publishing & Media Co., Ltd.
     Series H.........................................    307,103      164,469
  #Xinjiang Goldwind Science & Technology Co., Ltd.
    Series H..........................................  1,615,400      611,233
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H.  3,350,598      701,548
   Xiwang Sugar Holdings Co., Ltd.....................  3,103,178      326,867
  #XTEP International Holdings, Ltd...................  2,858,500    1,237,247
  *Yanchang Petroleum International, Ltd.............. 13,980,000      917,693
   Yantai North Andre Juice Co. Series H..............  3,885,000      152,489
  *Yashili International Holdings, Ltd................  1,814,000      424,585
  #Yingde Gases Group Co., Ltd........................  3,468,500    3,297,133
   Yip's Chemical Holdings, Ltd.......................    984,000      665,978
  #Youyuan International Holdings, Ltd................    139,000       34,008
  *Yuanda China Holdings, Ltd.........................  2,162,000      252,921
   Yuexiu Property Co., Ltd........................... 21,435,432    5,860,904
  #Yuexiu Transport Infrastructure, Ltd...............  2,788,018    1,250,541
  #Yuzhou Properties Co...............................  1,023,600      237,049
   Zhejiang Expressway Co., Ltd. Series H.............  3,868,000    2,818,325
 #*Zhejiang Glass Co., Ltd. Series H..................    445,000           --
  *Zhong An Real Estate, Ltd..........................  1,078,400      111,243
  #Zhongsheng Group Holdings, Ltd.....................  2,344,000    3,010,197
  #Zhuzhou CSR Times Electric Co., Ltd. Series H......  1,367,000    3,997,022
                                                                  ------------
TOTAL CHINA...........................................             459,710,883
                                                                  ------------
COLOMBIA -- (0.0%)
  *Constructora Conconcreto SA........................     39,186       28,238
  *Empresa de Telecomunicaciones de Bogota............     81,012       20,432
  *Fabricato SA....................................... 13,257,120      658,599
  *Mineros SA.........................................     17,678       46,420
                                                                  ------------
TOTAL COLOMBIA........................................                 753,689
                                                                  ------------
HONG KONG -- (0.0%)
  *Qualipak International Holdings, Ltd...............    113,153       12,892
                                                                  ------------
HUNGARY -- (0.1%)
  *Danubius Hotel & Spa P.L.C.........................     45,091      551,761
   EGIS Pharmaceuticals P.L.C.........................     11,973      963,549
 #*FHB Mortgage Bank NYRT.............................     42,048       91,551
  *Fotex Holding SE...................................    119,895       95,696
  *PannErgy P.L.C.....................................    127,046      349,799
   Zwack Unicum NYRT..................................        679       38,769
                                                                  ------------
TOTAL HUNGARY.........................................               2,091,125
                                                                  ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares    Value++
                                                         --------- ----------
INDIA -- (8.4%)
  *3M India, Ltd........................................     5,008 $  357,126
   Aban Offshore, Ltd...................................    66,736    544,646
  *ABG Shipyard, Ltd....................................    88,327    609,668
   Aditya Birla Nuvo, Ltd...............................    27,473    463,544
  *Advanta India, Ltd...................................    13,420    203,323
   Agro Tech Foods, Ltd.................................    42,808    335,361
   AIA Engineering, Ltd.................................    44,197    319,846
   Ajmera Realty & Infra India, Ltd.....................     4,949     10,525
   Akzo Nobel India, Ltd................................    53,147    955,758
   Alembic Pharmaceuticals, Ltd.........................   406,588    511,721
  *Alembic, Ltd.........................................    93,083     26,955
   Allahabad Bank, Ltd..................................   661,286  1,666,455
   Allcargo Logistics, Ltd..............................     3,483      8,526
   Alok Industries, Ltd................................. 1,894,319    405,367
   Alstom India, Ltd....................................   109,848    834,927
   Alstom T&D India, Ltd................................   161,059    612,479
   Amara Raja Batteries, Ltd............................   193,202    816,343
   Amtek Auto, Ltd......................................   465,354    623,463
  *Amtek India, Ltd.....................................   239,652    421,500
   Anant Raj Industries, Ltd............................   665,541  1,001,986
   Andhra Bank, Ltd.....................................   649,159  1,247,166
  *Andhra Pradesh Paper Mills...........................    35,816    197,349
   Apollo Hospitals Enterprise, Ltd.....................   249,642  3,611,548
   Apollo Tyres, Ltd....................................   663,125  1,053,577
   Arvind, Ltd..........................................   806,648  1,215,822
  *Asahi India Glass, Ltd...............................   178,126    215,485
   Ashok Leyland, Ltd................................... 6,477,083  2,811,497
   Asian Hotels East, Ltd...............................    11,929     49,975
  *Atul, Ltd............................................    17,216    126,599
   Aurobindo Pharma, Ltd................................   631,240  1,854,981
   Automotive Axles, Ltd................................    19,185    132,093
  *Bajaj Corp., Ltd.....................................   113,243    388,979
   Bajaj Electricals, Ltd...............................   163,219    617,370
   Bajaj Finance, Ltd...................................    54,152  1,289,894
   Bajaj Finserv, Ltd...................................   126,975  1,994,027
   Bajaj Hindusthan, Ltd................................ 1,198,145    655,158
   Bajaj Holdings & Investment, Ltd.....................    86,830  1,401,984
   Balkrishna Industries, Ltd...........................   107,110    528,429
   Ballarpur Industries, Ltd............................ 1,049,577    427,796
   Balmer Lawrie & Co., Ltd.............................    26,892    319,854
  *Balrampur Chini Mills, Ltd...........................   869,619  1,099,487
   Bank of Maharashtra, Ltd.............................   644,948    629,041
   Bannari Amman Sugars, Ltd............................    15,663    261,859
   BASF India, Ltd......................................    34,835    420,988
   Bata India, Ltd......................................   116,451  1,834,071
   BEML, Ltd............................................    58,553    313,987
   Berger Paints India, Ltd.............................   573,500  1,498,707
  *BF Utilities, Ltd....................................    53,450    358,080
   BGR Energy Systems, Ltd..............................   126,429    616,847
   Bharat Forge, Ltd....................................   455,615  2,300,654
   Bhushan Steel, Ltd...................................   369,371  3,373,492
   Biocon, Ltd..........................................   248,587  1,227,030
   Birla Corp., Ltd.....................................   104,359    502,477
   Blue Dart Express, Ltd...............................    19,330    626,591
   Blue Star, Ltd.......................................   134,898    498,708
   Bombay Burmah Trading Co.............................     6,216     65,731
   Bombay Dyeing & Manufacturing Co., Ltd...............   785,565  1,635,529
  *Bombay Rayon Fashions, Ltd...........................    17,322     84,028
   Britannia Industries, Ltd............................   212,180  1,904,951
   Cadila Healthcare, Ltd...............................     2,373     38,328
   Carborundum Universal, Ltd...........................   307,291    870,768

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED




                                                          Shares    Value++
                                                         --------- ----------
INDIA -- (Continued)
   Central Bank of India................................ 1,147,333 $1,474,307
   Centum Electronics, Ltd..............................     5,834      8,373
  *Century Plyboards India, Ltd.........................   137,796    153,493
   Century Textiles & Industries, Ltd...................   291,473  2,096,498
   CESC, Ltd............................................   339,963  1,729,852
   Chambal Fertilizers & Chemicals, Ltd.................   805,294    998,835
   Chennai Petroleum Corp., Ltd.........................   185,135    443,852
   Cholamandalam Investment & Finance Co., Ltd..........    71,956    293,115
   City Union Bank, Ltd.................................   746,017    781,190
   Clariant Chemicals (India), Ltd......................    28,856    350,926
  *Claris Lifesciences, Ltd.............................    58,414    259,879
   CMC, Ltd.............................................    55,642  1,156,890
   Core Education & Technologies, Ltd...................   167,913    965,777
   Coromandel International, Ltd. (B0VDZN5).............   436,371  2,311,601
   Corporation Bank.....................................   171,930  1,273,915
   Crisil, Ltd..........................................   112,761  1,984,213
   Crompton Greaves, Ltd................................    65,078    150,507
   Dalmia Bharat Enterprises, Ltd.......................    57,965    173,404
   DB Corp., Ltd........................................     1,695      6,563
  *DB Realty, Ltd.......................................   368,728    668,317
   DCM Shriram Consolidated, Ltd........................   231,503    306,388
   Deepak Fertilizers & Petrochemicals Corp., Ltd.......   147,728    364,452
   Delta Corp., Ltd.....................................   308,489    372,882
  *DEN Networks, Ltd....................................   192,940    631,761
   Dena Bank............................................   127,628    250,723
  *Development Credit Bank, Ltd.........................   756,069    601,207
   Dewan Housing Finance Corp., Ltd.....................   110,571    389,279
  *Dish TV (India), Ltd................................. 1,980,742  2,768,051
  *Dredging Corp. of India, Ltd.........................    21,673     94,177
   E.I.D. - Parry (India), Ltd..........................   311,709  1,349,027
   eClerx Services, Ltd.................................    20,502    259,985
   Edelweiss Financial Services, Ltd....................   353,351    221,524
   Educomp Solutions, Ltd...............................   267,067    725,792
   Eicher Motors, Ltd...................................    46,375  2,000,505
   EIH, Ltd.............................................   432,476    608,691
   Elder Pharmaceuticals, Ltd...........................    41,972    222,006
   Elgi Equipments, Ltd.................................   224,474    379,844
  *Emami, Ltd...........................................    79,112    836,950
   Engineers India, Ltd.................................    46,626    204,890
  *Entertainment Network India, Ltd.....................    30,173    135,268
   Era Infra Engineering, Ltd...........................   352,519    893,620
  *Eros International Media, Ltd........................    97,084    293,213
   Escorts, Ltd.........................................   346,480    424,455
  *Essar Oil, Ltd....................................... 1,455,331  1,691,241
   Essar Ports, Ltd.....................................   383,771    719,662
  *Essar Shipping, Ltd..................................   112,311     60,746
   Essel Propack, Ltd...................................   100,852     71,477
   FAG Bearings (India), Ltd............................    27,899    899,404
   FDC, Ltd.............................................   277,766    440,943
   Federal Bank, Ltd....................................   572,364  5,134,295
  *Federal-Mogul Goetze (India), Ltd....................    61,495    226,097
   Financial Technologies (India), Ltd..................   110,345  2,034,548
   Finolex Cables, Ltd..................................   106,873     84,722
   Finolex Industries, Ltd..............................   184,311    221,042
  *Fortis Healthcare, Ltd...............................   444,769    838,916
  *Fresenius Kabi Oncology, Ltd.........................   203,183    346,080
   Future Capital Holdings, Ltd.........................    68,029    194,105
   Gammon India, Ltd....................................   105,203     79,340
  *Gammon Infrastructure Projects, Ltd..................    30,123      7,770
   Gateway Distriparks, Ltd.............................   230,383    610,953
  *Geodesic, Ltd........................................    72,614     53,737

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          Shares    Value++
                                                         --------- ----------
INDIA -- (Continued)
  *Gillette India, Ltd..................................    10,058 $  412,840
   Gitanjali Gems, Ltd..................................   263,212  1,951,204
   GlaxoSmithKline Consumer Healthcare, Ltd.............    32,351  1,827,454
  *Glodyne Technoserve, Ltd.............................    30,130     30,724
  *GMR Infrastructure, Ltd.............................. 2,603,093    966,201
   Godfrey Phillips India, Ltd..........................     3,364    208,028
   Godrej Industries, Ltd...............................   263,939  1,472,524
   Godrej Properties, Ltd...............................    60,544    647,751
  *Gokul Refoils & Solvent, Ltd.........................    27,697     22,311
   Graphite India, Ltd..................................   247,564    382,997
  *Gravita India, Ltd...................................    42,956    134,925
   Great Eastern Shipping Co., Ltd......................   331,753  1,579,710
   Greaves Cotton, Ltd..................................   461,835    665,614
   Grindwell Norton, Ltd................................    18,171     87,651
   GRUH Finance, Ltd....................................   111,195    398,286
  *GTL Infrastructure, Ltd.............................. 2,080,092    301,345
   Gujarat Alkalies & Chemicals, Ltd....................   140,126    340,846
   Gujarat Ambuja Exports, Ltd..........................    53,836     22,112
   Gujarat Fluorochemicals, Ltd.........................   156,927    957,617
   Gujarat Gas Co., Ltd.................................   192,163  1,066,160
   Gujarat Industries Power Co., Ltd....................    44,878     55,660
   Gujarat Mineral Development Corp., Ltd...............   374,530  1,464,124
   Gujarat Narmada Valley Fertilizers Co., Ltd..........   203,908    307,709
   Gujarat NRE Coke, Ltd................................ 1,359,957    459,291
   Gujarat State Fertilisers & Chemicals, Ltd...........   603,965    834,125
   Gujarat State Petronet, Ltd..........................   734,688  1,024,599
   Gulf Oil Corp., Ltd..................................   118,401    195,397
  *GVK Power & Infrastructure, Ltd...................... 3,866,606    903,426
  *Hathway Cable & Datacom, Ltd.........................   182,163    785,185
   Havells India, Ltd...................................   202,899  2,168,029
   HCL Infosystems, Ltd.................................   625,558    489,844
   HEG, Ltd.............................................    63,423    269,348
  *HeidelbergCement India, Ltd..........................   329,788    297,306
  *Hexa Tradex, Ltd.....................................    73,518     47,960
   Hexaware Technologies, Ltd........................... 1,209,540  2,512,008
  *Himachal Futuristic Communications, Ltd.............. 2,651,709    527,369
   Hinduja Global Solutions, Ltd........................    35,626    212,626
   Hinduja Ventures, Ltd................................    36,075    314,815
  *Hindustan Construction Co., Ltd...................... 1,799,218    567,028
  *Hindustan Oil Exploration Co., Ltd...................   189,536    353,849
   Honeywell Automation India, Ltd......................    10,066    503,404
  *Hotel Leelaventure, Ltd..............................   536,623    295,515
  *Housing Development & Infrastructure, Ltd............ 1,358,320  2,402,631
   HSIL, Ltd............................................    72,596    160,309
   HT Media, Ltd........................................    80,932    153,974
  *ICRA, Ltd............................................     1,534     39,004
   India Cements, Ltd...................................   955,552  1,694,348
   India Infoline, Ltd..................................   887,635  1,138,553
   Indiabulls Financial Services, Ltd...................   357,294  1,643,091
   Indian Bank..........................................   153,164    476,990
   Indian Hotels Co., Ltd............................... 1,875,878  2,184,318
   Indian Overseas Bank.................................   879,677  1,165,096
   Indo Rama Synthetics (India), Ltd....................    82,034     37,451
   Indoco Remedies, Ltd.................................    92,250    110,374
   Indraprastha Gas, Ltd................................   320,817  1,530,756
   IndusInd Bank, Ltd...................................   108,813    731,760
   Info Edge (India), Ltd...............................    87,014    572,488
   Infotech Enterprises, Ltd............................   182,267    632,382
   ING Vysya Bank, Ltd..................................    21,126    179,733
   Ingersoll-Rand India, Ltd............................    33,356    298,934
   Ipca Laboratories, Ltd...............................   282,189  2,404,786

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares    Value++
                                                         --------- ----------
INDIA -- (Continued)
   IRB Infrastructure Developers, Ltd...................   608,470 $1,371,182
  *IVRCL Infrastructures & Projects, Ltd................ 1,362,161    999,346
   J.B. Chemicals & Pharmaceuticals, Ltd................    31,979     40,739
   Jagran Prakashan, Ltd................................   319,553    590,746
   Jai Corp., Ltd.......................................    13,886     14,485
  *Jain Irrigation Systems, Ltd......................... 1,123,832  1,362,887
   Jammu & Kashmir Bank, Ltd............................   105,080  2,405,795
   Jaypee Infratech, Ltd................................ 1,095,948    965,813
   JBF Industries, Ltd..................................   124,773    327,147
  *Jet Airways (India), Ltd.............................   159,407    991,258
   Jindal Drilling & Industries, Ltd....................    13,908     65,558
   Jindal Poly Films, Ltd...............................    90,006    336,111
   Jindal Saw, Ltd......................................   551,637  1,165,489
  *Jindal Stainless, Ltd................................   275,537    337,179
   JK Cement, Ltd.......................................    80,243    375,447
   JK Lakshmi Cement, Ltd...............................   176,171    406,554
   JM Financial, Ltd.................................... 1,525,085    460,067
   JSW Energy, Ltd......................................    62,695     74,120
  *JSW ISPAT Steel, Ltd................................. 3,544,973    648,092
  *Jubilant Foodworks, Ltd..............................    45,893  1,079,070
   Jubilant Organosys, Ltd..............................   222,295    916,617
   Jyothy Laboratories, Ltd.............................   278,070    913,514
   Kajaria Ceramics, Ltd................................   113,245    446,463
   Kakinada Fertilizers, Ltd............................   632,948    131,896
   Kalpataru Power Transmission, Ltd....................    34,721     56,590
   Kansai Nerolac Paints, Ltd...........................     2,133     37,646
   Karnataka Bank, Ltd..................................   860,948  2,158,530
   Karur Vysya Bank, Ltd................................   159,651  1,373,977
  *Karuturi Global, Ltd.................................   408,138     33,704
   Kaveri Seed Co., Ltd.................................    16,079    327,877
   KEC International, Ltd...............................   348,094    410,797
   Kesoram Industries, Ltd..............................    56,319    152,805
   Kewal Kiran Clothing, Ltd............................     1,598     20,598
   Kirloskar Brothers, Ltd..............................       817      2,251
   Kirloskar Industries, Ltd............................     8,177     47,883
   Kirloskar Oil Engines, Ltd...........................   218,179    772,220
   KPIT Cummins Infosystems, Ltd........................   339,910    786,135
   KSB Pumps, Ltd.......................................    31,790    135,582
  *KSK Energy Ventures, Ltd.............................    39,524     44,898
   Lakshmi Machine Works, Ltd...........................    13,190    504,704
  *Lanco Infratech, Ltd................................. 2,883,805    636,422
   Madras Cements, Ltd..................................   273,238  1,028,606
  *Mahanagar Telephone Nigam, Ltd.......................   782,757    381,114
   Maharashtra Scooters, Ltd............................     3,473     23,754
   Maharashtra Seamless, Ltd............................   107,476    659,511
   Mahindra & Mahindra Financial Services, Ltd..........   100,699  1,617,997
   Mahindra Holidays & Resorts India, Ltd...............     7,323     37,298
   Mahindra Lifespace Developers, Ltd...................    49,080    369,836
  *Man Infraconstruction, Ltd...........................    26,686     88,730
   Mandhana Industries, Ltd.............................    29,389    128,630
   Marico, Ltd..........................................   514,259  2,006,133
  *MAX India, Ltd.......................................   562,020  2,522,032
   McLeod Russel (India), Ltd...........................   228,565  1,287,903
  *Mercator Lines, Ltd..................................   649,167    254,474
  *Merck, Ltd...........................................    20,801    239,595
   MindTree, Ltd........................................    53,931    656,849
   MOIL, Ltd............................................    88,839    402,938
   Monnet Ispat, Ltd....................................    84,484    460,569
   Monsanto India, Ltd..................................    26,377    304,329
   Motherson Sumi Systems, Ltd..........................   942,232  2,739,875
  *Motilal Oswal Financial Services, Ltd................    18,723     41,447

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares    Value++
                                                         --------- ----------
INDIA -- (Continued)
   Mphasis, Ltd.........................................   134,399 $  968,568
   MRF, Ltd.............................................     6,556  1,236,646
   Nagarjuna Construction Co., Ltd...................... 1,064,726    862,434
  *Nagarjuna Oil Refinery, Ltd..........................   575,408     57,521
   Nahar Capital & Financial Services, Ltd..............    10,494      9,148
   Nahar Poly Films, Ltd................................    28,311     11,487
   Natco Pharma, Ltd....................................    62,273    432,855
   Nava Bharat Ventures, Ltd............................    13,117     43,576
   Navneet Publications India, Ltd......................   272,516    295,562
   NESCO, Ltd...........................................    29,209    368,970
   NIIT Technologies, Ltd...............................   198,527  1,081,978
   NIIT, Ltd............................................   167,888    103,593
   Nitin Fire Protection Industries, Ltd................   499,985    616,943
   Noida Toll Bridge Co., Ltd...........................   180,315     84,398
   Oberoi Realty, Ltd...................................     5,185     26,383
   OCL India, Ltd.......................................    51,578    149,127
  *OMAXE, Ltd...........................................   302,896    881,048
   Opto Circuits India, Ltd.............................   489,236  1,093,174
   Orchid Chemicals & Pharmaceuticals, Ltd..............   137,657    266,098
   Orient Paper & Industries, Ltd.......................   284,026    403,265
   Oriental Bank of Commerce............................   301,950  1,731,868
   Orissa Minerals Development Co., Ltd.................     9,760    787,404
  *Oswal Chemical & Fertilizers, Ltd....................    29,723     16,632
   Page Industries, Ltd.................................     8,896    552,444
  *Panacea Biotec, Ltd..................................    33,715     66,560
   Pantaloon Retail India, Ltd..........................     2,575      8,516
  *Parsvnath Developers, Ltd............................   446,760    305,160
   Peninsula Land, Ltd..................................   196,077    265,519
   Persistent Systems, Ltd..............................    19,797    175,480
   Petronet LNG, Ltd....................................   276,925    860,918
   Pfizer, Ltd..........................................    11,684    247,178
   Phoenix Mills, Ltd...................................    92,407    343,539
   Pidilite Industries, Ltd.............................   856,406  3,063,555
  *Pipavav Defence & Offshore Engineering Co., Ltd...... 1,077,246  1,577,662
   Piramal Enterprises, Ltd.............................   237,828  2,184,327
  *Plethico Pharmaceuticals, Ltd........................    50,065    229,022
   Polaris Financial Technology, Ltd....................   125,423    278,154
   Praj Industries, Ltd.................................   112,064     94,058
   Prakash Industries, Ltd..............................    15,110     14,062
   Prestige Estates Projects, Ltd.......................    91,900    266,041
  *Prime Focus, Ltd.....................................    93,405     83,221
   Prism Cement, Ltd....................................   530,226    546,461
   Proctor & Gamble Hygiene & Health Care, Ltd..........     2,985    136,763
   PTC (India), Ltd..................................... 1,029,885  1,214,036
  *PTC India Financial Services, Ltd....................   127,153     35,019
   Punj Lloyd, Ltd...................................... 1,156,124  1,078,370
   Punjab & Sind Bank...................................   142,243    170,152
   Radico Khaitan, Ltd..................................   344,454    767,571
   Rain Commodities, Ltd................................   417,422    300,386
   Rajesh Exports, Ltd..................................   106,849    241,872
   Rallis India, Ltd....................................   381,154  1,007,057
   Raymond, Ltd.........................................   198,416  1,407,691
   Redington India, Ltd.................................   569,553    855,490
   REI Agro, Ltd........................................ 2,693,851    510,010
  *REI Six Ten Retail, Ltd..............................   159,806     11,374
   Rolta (India), Ltd...................................   548,321    659,018
   Ruchi Soya Industries, Ltd...........................   516,585    636,614
  *S Mobility, Ltd......................................    70,822     51,492
   Sadbhav Engineering, Ltd.............................   109,117    294,501
   Sanofi India, Ltd....................................    24,044    993,560
  *Sanwaria Agro Oils, Ltd..............................    86,525     64,004

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares    Value++
                                                         --------- ----------
INDIA -- (Continued)
  *Satyam Computer Services, Ltd........................ 1,448,406 $2,938,345
   Schneider Electric Infrastructure, Ltd...............   184,541    311,621
  *SEAMEC, Ltd..........................................     8,256     13,947
  *Shasun Pharmaceuticals, Ltd..........................    66,364    182,480
  *Shipping Corp. of India, Ltd.........................   841,621    790,654
   Shiv-Vani Oil & Gas Exploration Services, Ltd........     1,193      2,888
   Shoppers Stop, Ltd...................................   126,444  1,012,739
   Shree Cement, Ltd....................................    17,365  1,358,006
   Shree Renuka Sugars, Ltd............................. 1,992,569  1,160,306
   Simplex Infrastructures, Ltd.........................     1,045      3,944
   Sintex Industries, Ltd...............................   889,996  1,059,749
  *SITI Cable Network, Ltd..............................   214,796     82,435
   SJVN, Ltd............................................   198,665     73,754
   SKF (India), Ltd.....................................    72,466    870,695
   Sobha Developers, Ltd................................   255,673  1,696,963
   Solar Industries India, Ltd..........................    15,578    282,454
   South Indian Bank, Ltd............................... 1,981,190    848,547
   SREI Infrastructure Finance, Ltd.....................   297,648    151,404
   SRF, Ltd.............................................   101,277    419,167
   State Bank of Bikaner & Jaipur.......................    56,517    396,989
  *Sterling Biotech, Ltd................................   305,767     30,759
   Sterlite Technologies, Ltd...........................   413,985    229,145
   Strides Arcolab, Ltd.................................   225,600  3,730,557
   Styrolution ABS India, Ltd...........................    23,441    279,163
  *Sun Pharma Advanced Research Co., Ltd................   423,174    763,974
   Sundaram Finance, Ltd................................    17,281    293,686
  *Sundaram Investment, Ltd.............................     3,890     10,087
   Sundaram-Clayton, Ltd................................     3,890     22,503
   Sundram Fastners, Ltd................................   306,501    272,288
   Supreme Industries, Ltd..............................   130,761    706,976
   Supreme Petrochem, Ltd...............................   112,393    117,027
   Surana Industries, Ltd...............................    14,879     38,659
  *Suzlon Energy, Ltd................................... 3,471,114  1,011,366
   Swaraj Engines, Ltd..................................     3,100     24,609
   Syndicate Bank.......................................   700,985  1,525,753
   Tata Chemicals, Ltd..................................   116,319    683,237
   Tata Communications, Ltd.............................   335,937  1,515,496
  #Tata Communications, Ltd. ADR........................    92,938    822,501
   Tata Elxsi, Ltd......................................    51,574    208,489
   Tata Investment Corp., Ltd...........................    38,471    316,258
   Tata Tea, Ltd........................................ 1,271,119  3,508,352
  *Tata Teleservices Maharashtra, Ltd................... 2,003,794    400,629
   Tech Mahindra, Ltd...................................    86,951  1,533,714
  *Techno Electric & Engineering Co., Ltd...............    15,540     58,006
   Texmaco Rail & Engineering, Ltd......................   155,901    178,431
   Thermax India, Ltd...................................   122,976  1,339,232
   Time Technoplast, Ltd................................    90,263     76,256
   Timken India, Ltd....................................    42,048    149,991
   Titagarh Wagons, Ltd.................................    17,656    107,554
   Torrent Pharmaceuticals, Ltd.........................   139,005  1,738,480
   Torrent Power, Ltd...................................   111,188    316,404
   Trent, Ltd...........................................    36,504    750,979
   Triveni Turbine, Ltd.................................   146,168    149,696
   TTK Prestige, Ltd....................................    20,253  1,201,040
   Tube Investments of India, Ltd.......................   368,027  1,182,249
  *Tulip IT Services, Ltd...............................    73,866     50,851
   TVS Motor Co., Ltd................................... 1,228,130    875,761
   UCO Bank.............................................   765,697  1,031,326
   Uflex, Ltd...........................................    11,351     21,229
   Unichem Laboratories, Ltd............................   174,457    617,742
  *Unitech, Ltd......................................... 7,368,179  3,146,017

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         Shares      Value++
                                                       ----------- ------------
INDIA -- (Continued)
  *United Bank of India...............................     290,520 $    340,342
   United Phosphorus, Ltd.............................   1,095,227    2,309,981
  *Usha Martin, Ltd...................................     514,903      276,118
  *Vardhman Special Steels, Ltd.......................      15,258        9,303
   Vardhman Textiles, Ltd.............................      76,291      350,839
   Vesuvius India, Ltd................................       1,802       11,354
  *V-Guard Industries, Ltd............................      28,075      229,254
   Videocon Industries, Ltd...........................     440,953    1,398,409
   Vijaya Bank, Ltd...................................     663,648      660,431
   VIP Industries, Ltd................................     149,430      226,593
   Voltas, Ltd........................................     809,977    1,658,785
   VST Industries, Ltd................................      13,177      428,712
   WABCO India, Ltd...................................       8,387      248,553
   Welspun Corp., Ltd.................................     646,946    1,165,572
  *Wockhardt, Ltd.....................................      78,177    2,183,137
   Wyeth, Ltd.........................................      38,992      628,337
  *Zee Learn, Ltd.....................................      57,229       29,766
   Zensar Technologies, Ltd...........................     100,258      428,278
  *Zuari Agro Chemicals, Ltd..........................      42,970      267,030
   Zuari Global, Ltd..................................      42,970       96,531
   Zydus Wellness, Ltd................................      53,022      432,105
   Zylog Systems, Ltd.................................      63,881      177,437
                                                                   ------------
TOTAL INDIA...........................................              272,539,401
                                                                   ------------
INDONESIA -- (4.3%)
  *PT Lippo Cikarang Tbk..............................     989,000      381,598
   PT Ace Hardware Indonesia Tbk......................     899,000      653,350
   PT Adhi Karya Persero Tbk..........................   4,865,500      712,613
  *PT Agis Tbk........................................  12,930,500      584,190
   PT Agung Podomoro Land Tbk.........................  16,715,500      631,346
   PT AKR Corporindo Tbk..............................  12,350,700    5,690,078
  *PT Alam Sutera Realty Tbk..........................  51,369,500    3,085,258
   PT Aneka Tambang Persero Tbk.......................  20,265,000    2,688,689
   PT Asahimas Flat Glass Tbk.........................     983,000      796,310
   PT Astra Graphia Tbk...............................   1,904,000      276,521
  *PT Bakrie & Brothers Tbk........................... 319,498,500    1,295,672
   PT Bakrie Sumatera Plantations Tbk.................  58,132,000      716,612
  *PT Bakrie Telecom Tbk..............................  87,585,398      546,117
  *PT Bakrieland Development Tbk...................... 204,925,750    1,378,760
   PT Bank Bukopin Tbk................................  22,426,666    1,484,690
  *PT Bank Pan Indonesia Tbk..........................   7,399,000      560,022
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten
    Tbk...............................................  10,678,500    1,216,464
   PT Bank Tabungan Negara Persero Tbk................  14,634,712    2,303,348
  *PT Barito Pacific Tbk..............................   9,296,000      481,925
  *PT Benakat Petroleum Energy Tbk....................  26,180,000      483,659
  *PT Berau Coal Energy Tbk...........................  12,182,000      278,543
  *PT Berlian Laju Tanker Tbk.........................  35,106,366           --
   PT Bhakti Investama Tbk............................ 103,922,400    5,917,040
   PT Bisi International Tbk..........................   7,499,000      832,026
  *PT Borneo Lumbung Energi & Metal Tbk...............   8,237,000      528,283
  *PT Budi Acid Jaya Tbk..............................   5,947,000       87,167
  *PT Bumi Resources Minerals Tbk.....................   7,618,000      343,199
   PT Bumi Serpong Damai Tbk..........................  30,256,200    3,877,388
  *PT BW Plantation Tbk...............................   8,541,000    1,276,109
  *PT Central Proteinaprima Tbk.......................  21,920,000       76,452
   PT Chandra Asri Petrochemical Tbk..................      13,500        3,608
   PT Charoen Pokphand Indonesia Tbk..................  10,683,000    3,459,008
   PT Ciputra Development Tbk.........................  48,487,080    3,414,701
   PT Ciputra Property Tbk............................   8,242,500      564,379
   PT Ciputra Surya Tbk...............................   4,670,500      847,584
   PT Citra Marga Nusaphala Persada Tbk...............   8,433,000    2,034,527

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         Shares     Value++
                                                       ----------- ----------
INDONESIA -- (Continued)
   PT Clipan Finance Indonesia Tbk....................   1,482,000 $   61,437
  *PT Darma Henwa Tbk.................................  72,303,600    374,669
  *PT Davomas Adabi Tbk...............................  37,629,500    195,885
  *PT Delta Dunia Makmur Tbk..........................  25,748,000    468,977
  *PT Energi Mega Persada Tbk......................... 175,439,000  1,650,305
   PT Ever Shine Textile Tbk..........................   3,654,640     60,498
  *PT Exploitasi Energi Indonesia Tbk.................   6,807,500    254,261
   PT Fajar Surya Wisesa Tbk..........................       5,000      1,263
   PT Gajah Tunggal Tbk...............................   8,244,000  1,856,863
  *PT Garda Tujuh Buana Tbk...........................      61,500     24,971
  *PT Garuda Indonesia Persero Tbk....................  18,790,000  1,346,669
   PT Global Mediacom Tbk.............................  19,838,000  4,686,984
   PT Gozco Plantations Tbk...........................  11,983,200    267,311
  *PT Hanson International Tbk........................  18,249,500    426,665
   PT Harum Energy Tbk................................   4,330,500  2,421,773
  *PT Hexindo Adiperkasa Tbk..........................   1,108,000    821,208
   PT Holcim Indonesia Tbk............................   9,852,500  3,324,619
  *PT Indah Kiat Pulp & Paper Corp. Tbk...............  10,970,500  1,115,860
   PT Indika Energy Tbk...............................   8,123,500  1,303,911
  *PT Indomobil Sukses Internasional Tbk..............   3,826,000  2,015,654
   PT Indorama Synthetics Tbk.........................     485,000     76,013
  *PT Inovisi Infracom Tbk............................     194,700    126,536
   PT Intiland Development Tbk........................  22,418,032    732,490
   PT Japfa Comfeed Indonesia Tbk.....................   4,380,500  2,218,186
   PT Jaya Real Property Tbk..........................   1,967,500    563,313
  *PT Kawasan Industri Jababeka Tbk...................  95,760,000  2,031,528
  *PT Krakatau Steel Persero Tbk......................   4,611,000    334,947
   PT Lippo Karawaci Tbk..............................  78,560,312  7,581,188
  *PT Malindo Feedmill Tbk............................   4,277,000    727,930
   PT Matahari Putra Prima Tbk........................   9,979,628  1,565,641
   PT Mayorah Indah Tbk...............................   2,535,500  6,225,811
   PT Medco Energi Internasional Tbk..................   7,612,000  1,247,477
   PT Media Nusantara Citra Tbk.......................  15,695,985  4,603,064
   PT Mitra Adiperkasa Tbk............................   5,442,000  3,696,014
  *PT Mitra International Resources Tbk...............   6,855,000    106,340
  *PT Modern Internasional Tbk........................      91,000      6,982
   PT Multistrada Arah Sarana Tbk.....................   6,255,000    243,093
  *PT Myoh Technology Tbk.............................     586,500     65,869
   PT Nippon Indosari Corpindo Tbk....................     473,500    295,088
  *PT Nusantara Infrastructure Tbk....................   5,654,500     99,742
   PT Pabrik Kertas Tjiwi Kimia Tbk...................     557,500    128,885
  *PT Pakuwon Jati Tbk................................  70,747,200  2,053,570
   PT Pan Brothers Tbk................................     207,000      9,027
  *PT Panasia Indo Resources Tbk......................      79,000      2,509
  *PT Panin Financial Tbk.............................  79,117,500  1,091,611
   PT Panin Insurance Tbk.............................   6,780,000    378,212
   PT Pembangunan Perumahan Persero Tbk...............   6,331,500    505,104
   PT Perusahaan Perkebunan London Sumatra Indonesia
       Tbk............................................  12,771,000  3,077,269
  *PT Polaris Investama Tbk...........................   2,730,500    387,611
  *PT Polychem Indonesia Tbk..........................   4,562,500    172,482
   PT Ramayana Lestari Sentosa Tbk....................  17,032,000  1,960,439
   PT Resource Alam Indonesia Tbk.....................   2,071,000    610,974
   PT Sampoerna Agro Tbk..............................   3,638,500    914,676
   PT Samudera Indonesia Tbk..........................     142,500     56,723
   PT Selamat Sempurna Tbk............................   4,185,500  1,064,165
  *PT Sentul City Tbk................................. 115,702,500  2,307,096
   PT Sinar Mas Agro Resources & Technology Tbk.......   1,037,460    750,527
   PT Sinar Mas Multiartha Tbk........................       3,500      1,655
   PT Summarecon Agung Tbk............................  27,073,532  4,929,473
  *PT Sunson Textile Manufacturer Tbk.................   2,325,500     47,938
  *PT Surabaya Agung Industri Pulp & Kertas Tbk.......      64,500      1,690

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         Shares     Value++
                                                       ---------- ------------
INDONESIA -- (Continued)
  *PT Surya Dumai Industri Tbk........................  3,298,500 $         --
   PT Surya Semesta Internusa Tbk..................... 19,654,500    2,403,443
  *PT Suryainti Permata Tbk...........................  7,252,000       67,197
  *PT Texmaco Jaya Tbk................................     93,000       28,563
   PT Tiga Pilar Sejahtera Food Tbk................... 10,096,000      942,106
   PT Timah Persero Tbk............................... 13,764,500    2,039,016
   PT Total Bangun Persada TbK........................  6,019,500      449,342
  *PT Tower Bersama Infrastructure Tbk................  4,208,000    2,185,668
  *PT Trada Maritime Tbk.............................. 32,333,513    3,186,994
   PT Trias Sentosa Tbk............................... 38,725,600    1,225,734
  *PT Trimegah Securities Tbk.........................  9,741,000      119,186
  *PT Truba Alam Manunggal Engineering Tbk............ 21,316,500      110,966
   PT Tunas Baru Lampung Tbk..........................  9,083,500      480,022
   PT Tunas Ridean Tbk................................ 13,838,000    1,293,840
   PT Ultrajaya Milk Industry & Trading Co. Tbk.......    390,000       51,004
   PT Unggul Indah Cahaya Tbk.........................     48,239       10,421
   PT Wijaya Karya Persero Tbk........................ 10,797,500    1,535,333
                                                                  ------------
TOTAL INDONESIA.......................................             141,314,742
                                                                  ------------
ISRAEL -- (0.0%)
  *Alony Hetz Properties & Investments, Ltd...........          1            3
   Beit Shemesh Engines Holdings, Ltd.................         --           --
   Delta-Galil Industries, Ltd........................          1            7
  *Electra Real Estate, Ltd...........................          1            2
  *Feuchtwanger Investments, Ltd......................      4,200           13
  *Formula Systems (1985), Ltd........................         --            3
  *Formula Vision Technologies, Ltd...................          1           --
  *Jerusalem Oil Exploration, Ltd.....................         --            3
  *Knafaim Holdings, Ltd..............................     19,085       56,219
  *Metis Capital, Ltd.................................        919        1,070
  *Mivtach Shamir Holdings, Ltd.......................     13,006      237,207
  *Naphtha Israel Petroleum Corp., Ltd................          1            4
   Osem Investments, Ltd..............................          1           10
   Super-Sol, Ltd. Series B...........................         --            1
                                                                  ------------
TOTAL ISRAEL..........................................                 294,542
                                                                  ------------
MALAYSIA -- (5.0%)
  *Adventa Berhad.....................................      4,600        2,864
   Aeon Co. (M) Berhad................................  1,009,700    4,133,867
   Aeon Credit Service M Berhad.......................     46,800      183,296
   Affin Holdings Berhad..............................    929,300    1,031,644
  *Alam Maritim Resources Berhad......................     67,200       15,939
   Amway (Malaysia) Holdings Berhad...................    396,700    1,580,802
   Ann Joo Resources Berhad...........................    981,750      476,329
  *Anson Perdana Berhad...............................     10,000          148
   APM Automotive Holdings Berhad.....................    329,700      526,316
   Asas Dunia Berhad..................................    100,400       49,622
  *Benalec Holdings Berhad............................  1,776,500      820,275
   Berjaya Assets Berhad..............................    810,100      238,378
   Berjaya Corp. Berhad............................... 12,830,500    2,690,490
   Berjaya Land Berhad................................  3,734,000      993,215
   BIMB Holdings Berhad...............................  1,896,600    1,881,657
   Bintulu Port Holdings Berhad.......................     25,900       60,204
   BLD Plantation Berhad..............................      6,600       17,267
  *Bolton Berhad......................................    689,430      182,086
  *Bonia Corp. Berhad.................................     21,400       17,188
  *Boustead Heavy Industries Corp. Berhad.............      2,600        2,158
   Boustead Holdings Berhad...........................    616,272    1,012,540
   Bursa Malaysia Berhad..............................  2,077,000    4,293,842
   Cahya Mata Sarawak Berhad..........................    859,300      938,095
   Carlsberg Brewery Berhad...........................    769,300    3,306,189

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares    Value++
                                                         --------- ----------
MALAYSIA -- (Continued)
  *Carotech Berhad......................................   230,650 $    1,514
   CB Industrial Product Holding Berhad.................   920,820    821,624
   Chemical Co. of Malaysia Berhad......................   443,200    190,165
   Chin Teck Plantations Berhad.........................    33,000     97,542
   CI Holdings Berhad...................................    29,900      9,608
   Coastal Contracts Berhad.............................   639,866    400,206
   CSC Steel Holdings Berhad............................   534,600    213,893
   Cycle & Carriage Bintang Berhad......................    15,000     13,708
   Daibochi Plastic & Packaging Industry Berhad.........    34,700     30,050
  *Datuk Keramik Holdings Berhad........................    24,000         --
   Dayang Enterprise Holdings Berhad....................   835,231    621,352
   Dialog Group Berhad.................................. 4,126,992  3,244,741
   Dijaya Corp. Berhad..................................   579,500    201,589
   DRB-Hicom Berhad..................................... 4,781,100  3,880,149
   Dutch Lady Milk Industries Berhad....................   129,000  2,114,579
   Eastern & Oriental Berhad............................ 3,813,700  2,046,994
   ECM Libra Financial Group Berhad..................... 1,372,801    400,058
   Encorp Berhad........................................    55,200     10,405
   Eng Kah Corp. Berhad.................................    21,890     26,225
   Evergreen Fibreboard Berhad.......................... 1,239,400    262,332
   Faber Group Berhad................................... 1,012,500    484,319
   Far East Holdings Berhad.............................    61,500    146,302
  *Fountain View Development Berhad.....................   808,200         --
   Fraser & Neave Holdings Berhad.......................   190,500  1,237,331
   George Kent (Malaysia) Berhad........................    34,200     10,948
   Glenealy Plantations Berhad..........................     2,900      7,141
   Globetronics Technology Berhad.......................   587,560    290,730
   Glomac Berhad........................................ 1,293,800    357,923
  *Golden Plus Holdings Berhad..........................   216,000     74,458
   Goldis Berhad........................................   524,250    345,654
  *Guan Chong Berhad....................................    76,500     47,664
   Guinness Anchor Berhad...............................   841,900  4,583,989
   GuocoLand (Malaysia) Berhad..........................   719,200    185,278
   Hai-O Enterprise Berhad..............................   398,680    290,210
   Hap Seng Consolidated Berhad......................... 3,960,240  2,114,803
   Hap Seng Plantations Holdings Berhad................. 1,014,300    977,865
   Hartalega Holdings Berhad............................   859,800  1,314,592
  *Hiap Teck Venture Berhad.............................   220,800     36,182
  *Ho Wah Genting Berhad................................ 3,176,000    327,213
   Hock Seng Lee Berhad................................. 1,070,416    554,026
   Hong Leong Industries Berhad.........................   605,900    932,942
  *Hovid Berhad.........................................   922,600     74,110
   Hunza Properties Berhad..............................   446,200    223,695
   Hwang-DBS (Malaysia) Berhad..........................   293,200    242,826
   IGB Corp. Berhad..................................... 4,943,755  3,948,960
  *IGB Real Estate Investment Trust..................... 1,240,638    537,637
   IJM Land Berhad...................................... 2,136,700  1,542,738
   IJM Plantations Berhad............................... 1,533,300  1,573,428
  *Inch Kenneth Kajang Rubber Berhad....................   252,900     60,835
  *Insas Berhad......................................... 1,724,481    226,182
   Integrated Logistics Berhad..........................   260,515     78,500
   Integrax Berhad......................................    36,600     16,681
  *Iris Corp. Berhad.................................... 3,556,800    203,407
  *Jaks Resources Berhad................................ 1,842,000    222,869
   Jaya Tiasa Holdings Berhad........................... 1,561,527  1,177,241
  *JCY International Berhad............................. 2,789,700    684,449
   JobStreet Corp. Berhad...............................    26,700     18,849
   JT International Berhad..............................   554,100  1,235,751
   K & N Kenanga Holdings Berhad........................   898,100    197,446
  *Karambunai Corp. Berhad.............................. 4,654,100    181,880
   Keck Seng (Malaysia) Berhad..........................   828,150  1,067,821

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares    Value++
                                                         --------- ----------
MALAYSIA -- (Continued)
  *KFC Holdings (Malaysia) Berhad....................... 2,239,200 $2,860,980
   Kian Joo Can Factory Berhad.......................... 1,305,480  1,014,161
   Kim Loong Resources Berhad...........................   284,960    211,195
  *Kinsteel Berhad...................................... 1,838,700    237,819
   KLCC Property Holdings Berhad........................   926,400  1,804,626
  *KNM Group Berhad..................................... 4,458,150    780,660
   Kossan Rubber Industries Berhad......................   863,700    864,363
   KPJ Healthcare Berhad................................ 2,493,850  4,934,436
   KrisAssets Holdings Berhad...........................   323,363    293,614
  *KSK Group Berhad..................................... 3,263,700    731,429
  *KSL Holdings Berhad..................................   730,166    340,537
  *KUB (Malaysia) Berhad................................ 1,353,500    216,995
   Kulim (Malaysia) Berhad..............................   960,700  1,577,380
  *Kumpulan Europlus Berhad............................. 1,280,200    440,386
  *Kumpulan Fima Berhad.................................   587,450    373,593
   Kumpulan Perangsang Selangor Berhad..................   597,200    189,784
   Kwantas Corp. Berhad.................................   390,200    254,231
  *Land & General Berhad................................ 2,455,000    368,322
  *Landmarks Berhad.....................................   983,200    304,551
   Latexx Partners Berhad...............................   687,600    513,880
   LBS Bina Group Berhad................................ 1,041,200    297,071
   Lingkaran Trans Kota Holdings Berhad.................   915,600  1,177,174
   Lingui Development Berhad............................   266,600    142,584
  *Lion Corp. Berhad....................................   535,800     49,971
   Lion Industries Corp. Berhad......................... 2,379,000    826,423
   LPI Capital Berhad...................................    82,980    382,270
   Mah Sing Group Berhad................................ 1,906,840  1,403,046
   Malayan Flour Mills Berhad........................... 1,205,250    541,170
   Malaysia Building Society Berhad..................... 1,463,200  1,125,109
  *Malaysian Airlines System Berhad..................... 4,794,600  1,616,480
   Malaysian Bulk Carriers Berhad....................... 1,419,100    674,309
   Malaysian Pacific Industries Berhad..................   364,713    315,969
   Malaysian Resources Corp. Berhad..................... 7,860,749  4,522,320
  *Mancon Berhad........................................    12,000      3,427
   Marco Holdings Berhad................................ 1,304,500     66,113
  *Masterskill Education Group Berhad...................   123,600     29,425
   MBM Resources Berhad.................................   781,196    870,820
  *Media Chinese International, Ltd.....................   995,000    537,528
   Media Prima Berhad................................... 4,137,403  3,092,841
   Mega First Corp. Berhad..............................   404,800    219,100
  *MEMS Technology Berhad............................... 1,917,000     37,761
  *MHC Plantations Berhad...............................    22,300      7,827
  *MK Land Holdings Berhad..............................   775,500     94,729
   MKH Berhad...........................................   655,392    503,959
  *MNRB Holdings Berhad.................................   646,200    613,205
   Mudajaya Group Berhad................................   922,766    807,377
   Muhibbah Engineering Berhad.......................... 1,608,350    487,055
  *Mulpha International Berhad.......................... 7,825,300  1,050,990
  *Multi-Purpose Holdings Berhad........................   297,100    353,471
   My EG Services Berhad................................ 1,619,100    413,564
   Naim Holdings Berhad.................................   691,100    450,554
   NCB Holdings Berhad.................................. 1,147,200  1,658,579
  *Nikko Electronics Berhad.............................    36,600        120
   Notion VTEC Berhad...................................   688,216    232,245
   NTPM Holdings Berhad................................. 1,203,180    173,789
  *Nylex (Malaysia) Berhad..............................   390,457     68,541
   Oriental Holdings Berhad.............................   204,200    522,167
   OSK Holdings Berhad.................................. 2,213,270  1,059,168
   P.I.E. Industrial Berhad.............................   140,100    203,798
   Padini Holdings Berhad............................... 2,134,000  1,432,905
   Panasonic Manufacturing (Malaysia) Berhad............   157,184  1,134,196

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
MALAYSIA -- (Continued)
  *Panglobal Berhad.......................................    14,000 $    8,687
   Paramount Corp. Berhad.................................   291,300    144,174
   PBA Holdings Berhad....................................   274,100     80,993
   Pelikan International Corp. Berhad.....................   768,519    188,739
  *Perdana Petroleum Berhad............................... 1,534,600    484,635
  *Perisai Petroleum Teknologi Berhad..................... 2,323,100    783,100
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad......     5,000      5,249
   PJ Development Holdings Berhad......................... 1,247,700    329,208
   POS (Malaysia) Berhad.................................. 1,697,600  1,679,724
   Press Metal Berhad.....................................   928,900    529,835
  *Prime Utilities Berhad.................................     3,000         89
   Protasco Berhad........................................   575,600    173,637
  *Puncak Niaga Holding Berhad............................   744,520    323,812
   QL Resources Berhad.................................... 1,905,520  1,980,412
  *QSR Brands Berhad......................................   148,433    320,200
   RCE Capital Berhad..................................... 1,535,850    155,898
  *Rimbunan Sawit Berhad.................................. 1,151,400    354,293
   Salcon Berhad..........................................   749,400    108,132
  *Sapurakencana Petroleum Berhad......................... 3,394,424  2,788,923
   Sarawak Oil Palms Berhad...............................   279,360    571,000
   Sarawak Plantation Berhad..............................   106,600     91,214
   Scientex Berhad........................................   280,762    295,517
  *Scomi Group Berhad..................................... 5,612,000    752,310
   Selangor Dredging Berhad............................... 1,118,200    280,202
   Selangor Properties Berhad.............................   141,900    162,466
   Shangri-La Hotels (Malaysia) Berhad....................   240,000    333,421
   Shell Refining Co. Federation of Malaysia Berhad.......     7,900     22,801
   SHL Consolidated Berhad................................   277,400    104,784
   Southern Acids (Malaysia) Berhad.......................    41,000     32,892
  *SPK Sentosa Corp. Berhad...............................   130,200     12,396
  *SRI Hartemas Berhad....................................    65,000         --
   Star Publications (Malaysia) Berhad....................   712,900    732,365
   Subur Tiasa Holdings Berhad............................   386,085    286,831
  *Sunway Berhad.......................................... 2,682,570  2,072,667
   Supermax Corp. Berhad.................................. 2,989,400  1,978,238
   Suria Capital Holdings Berhad..........................   672,800    319,986
   Ta Ann Holdings Berhad.................................   886,608  1,104,515
   TA Enterprise Berhad................................... 5,362,200    895,573
   TA Global Berhad....................................... 3,284,040    274,255
   TAHPS Group Berhad.....................................     4,000      7,157
   Tan Chong Motor Holdings Berhad........................ 1,383,200  2,009,816
   Tasek Corp. Berhad.....................................    58,200    263,210
   TDM Berhad.............................................   483,800    561,573
  *TH Heavy Engineering Berhad............................ 2,725,000    526,184
   TH Plantations Berhad.................................. 1,087,500    823,463
   Three-A Resources Berhad...............................    11,100      4,257
  *Time Dotcom Berhad..................................... 1,821,888  2,087,921
   Time Engineering Berhad................................ 1,664,600    168,872
   Top Glove Corp. Berhad................................. 1,963,660  3,443,986
   Tradewinds (Malaysia) Berhad...........................   508,100  1,221,504
   Tradewinds Corp. Berhad................................   725,000    241,884
   Tradewinds Plantation Berhad...........................   318,700    446,739
   TRC Synergy Berhad.....................................   155,520     30,305
   TSH Resources Berhad................................... 1,490,700  1,162,951
   Uchi Technologies Berhad...............................   889,900    338,581
   Unico-Desa Plantations Berhad.......................... 1,853,775    772,095
   Unisem (Malaysia) Berhad............................... 2,627,090    875,311
   United Malacca Berhad..................................   391,050    918,704
   United Plantations Berhad..............................   508,900  4,203,840
  *UOA Development Berhad.................................   877,000    485,807
   VS Industry Berhad.....................................   344,026    169,144

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          Shares     Value++
                                                         --------- ------------
MALAYSIA -- (Continued)
   Wah Seong Corp. Berhad............................... 1,732,993 $    993,709
   WCT Berhad........................................... 2,987,300    2,701,264
  *Wellcall Holdings Berhad.............................    18,000       14,220
   Wing Tai (Malaysia) Berhad...........................   551,500      327,561
   WTK Holdings Berhad.................................. 1,574,800      541,214
   Yeo Hiap Seng (Malaysia) Berhad......................   164,560      191,688
   YNH Property Berhad..................................   918,198      573,348
   YTL e-Solutions Berhad............................... 3,485,600      834,548
  *YTL Land & Development Berhad........................ 1,050,700      333,482
   Zhulian Corp Berhad..................................   443,033      377,865
                                                                   ------------
TOTAL MALAYSIA..........................................            162,803,488
                                                                   ------------
MEXICO -- (3.1%)
 #*Alsea S.A.B. de C.V.................................. 2,300,186    3,694,281
  #Arca Continental S.A.B. de C.V....................... 1,556,394   11,291,999
 #*Axtel S.A.B. de C.V.................................. 4,137,360      922,643
  *Banregio Grupo Financiero S.A.B. de C.V..............   171,188      679,706
  *Bio Pappel S.A.B. de C.V.............................    87,067       85,046
   Bolsa Mexicana de Valores S.A. de C.V................ 1,947,055    4,312,250
  #Cia Minera Autlan S.A.B. de C.V. Series B............   402,599      398,479
  #Compartamos S.A.B. de C.V............................ 3,957,362    5,295,019
 #*Consorcio ARA S.A.B. de C.V. Series *................ 4,323,189    1,356,981
  *Consorcio Hogar S.A.B. de C.V. Series B..............    50,193       10,733
  *Corporacion GEO S.A.B. de C.V. Series B.............. 2,649,410    3,180,749
  *Corporacion Interamericana de Entramiento S.A.B......
    de C.V. Series B....................................   960,372      484,073
  *Corporacion Mexicana de Restaurantes S.A.B. de C.V.
    Series B............................................     1,323          328
   Corporacion Moctezuma S.A.B. de C.V. Series *........   858,200    1,972,798
   Corporativo Fragua S.A.B. de C.V.....................         3           47
  *Corporativo GBM S.A.B. de C.V........................    26,419       13,316
 #*Desarrolladora Homex S.A.B. de C.V................... 1,235,743    2,730,262
 #*Desarrolladora Homex S.A.B. de C.V. ADR..............    38,266      507,024
  *Empaques Ponderosa S.A. de C.V. Series B.............   206,000       14,159
 #*Empresas ICA S.A.B. de C.V........................... 1,729,536    3,718,225
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR............   626,760    5,415,206
 #*Financiera Independencia S.A.B. de C.V...............   215,935       66,624
 #*Genomma Lab Internacional S.A.B. de C.V. Series B.... 4,371,954    8,714,526
 #*Gruma S.A.B. de C.V. ADR.............................    33,070      383,612
  *Gruma S.A.B. de C.V. Series B........................ 1,253,434    3,647,154
 #*Grupo Aeromexico S.A.B. de C.V.......................   274,987      429,680
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V... 491,270 1,167,957 Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
     ADR................................................     3,642       70,181
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.. 11,942 568,678 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Series B...........................................   624,635    2,998,191
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR... 16,100 1,554,777 Grupo Aeroportuario del Sureste S.A.B. de C.V.
     Series B...........................................   234,096    2,270,520
  *Grupo Cementos de Chihuahua S.A.B. de C.V............   822,000    2,780,386
 #*Grupo Famsa S.A.B. de C.V. Series A.................. 1,085,351    1,284,782
   Grupo Herdez S.A.B. de C.V. Series *.................   809,116    2,193,029
   Grupo Industrial Maseca S.A.B. de C.V................
     Series B...........................................   578,600      695,522
   Grupo Industrial Saltillo S.A.B. de C.V..............   165,733      296,811
   Grupo Kuo S.A.B. de C.V. Series B....................   297,061      626,610
   Grupo Nutrisa S.A.B. de C.V..........................        88          477
  *Grupo Pochteca S.A.B. de C.V......................... 1,119,594      386,480
  *Grupo Posadas S.A.B. de C.V. Series L................   198,900      240,005
  *Grupo Qumma S.A. de C.V. Series B....................   105,334        1,448
 #*Grupo Simec S.A. de C.V. Series B....................   597,774    2,388,083
  *Grupo Simec S.A. de C.V. Sponsored ADR...............     4,051       49,179
  *Grupo Sports World S.A.B. de C.V.....................    13,430       15,528
  #Industrias Bachoco S.A.B. de C.V. Series B...........   258,048      545,105
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR......     6,571      165,918
  *Industrias CH S.A.B. de C.V. Series B................ 1,217,718    7,066,931

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         Shares      Value++
                                                       ----------- ------------
MEXICO -- (Continued)
  *Inmuebles Carso S.A.B. de C.V. Series B-1..........     340,447 $    264,422
  *Megacable Holdings S.A.B. de C.V...................     173,130      440,295
 #*OHL Mexico S.A.B. de C.V...........................     817,889    1,361,691
  *Promotora y Operadora de Infraestructura S.A.B. de
    C.V...............................................     838,891    4,356,544
  *Qualitas Controladora S.A.B. de C.V................      12,200       18,169
  *Sanluis Rassini S.A.P.I. de C.V. Series A..........       3,300           --
  *Sanluis Rassini S.A.P.I. de C.V. Series B..........       4,642           --
  *Sanluis Rassini S.A.P.I. de C.V. Series C..........       4,642           --
  *Savia S.A. de C.V. Series A........................     610,700       37,312
   TV Azteca S.A.B. de C.V............................   6,952,715    4,359,385
  *Urbi Desarrollos Urbanos S.A.B. de C.V.............   2,371,991    1,480,004
  *Vitro S.A.B. de C.V. Series A......................     736,702    1,068,426
                                                                   ------------
TOTAL MEXICO..........................................              100,077,766
                                                                   ------------
PHILIPPINES -- (1.8%)
   A. Soriano Corp....................................   3,430,211      412,708
   Aboitiz Equity Ventures, Inc.......................   1,737,030    2,032,744
   Alsons Consolidated Resources, Inc.................   3,263,000      111,720
  *Atlas Consolidated Mining & Development............   2,598,700    1,120,528
  *Belle Corp.........................................  16,036,900    2,089,164
  *Cebu Air, Inc......................................     799,120    1,109,509
   Cebu Holdings, Inc.................................   3,291,900      393,128
   China Banking Corp.................................     323,270      414,815
   EEI Corp...........................................     532,300      114,937
  *Empire East Land Holdings, Inc.....................  13,528,000      324,941
   Filinvest Development Corp.........................  13,970,922    1,521,329
   Filinvest Land, Inc................................  72,127,577    2,553,026
  *First Gen Corp.....................................   4,412,400    2,392,685
   First Philippines Holdings Corp....................   1,527,600    3,202,184
   Ginebra San Miguel, Inc............................     999,000      437,645
  *Global Estate Resorts, Inc.........................   7,760,000      357,954
   House of Investments, Inc..........................     100,000       14,105
   International Container Terminal Services, Inc.....     717,048    1,234,376
   Jollibee Foods Corp................................     913,448    2,343,828
  *Lepanto Consolidated Mining Co. Series B...........  22,365,000      645,109
   Lopez Holdings Corp................................   8,021,700    1,060,746
   Macroasia Corp.....................................     447,500       29,769
  *Manila Mining Corp. Series B....................... 144,762,500      214,029
   Manila Water Co., Inc..............................   2,838,200    1,997,199
   Megaworld Corp.....................................  42,309,000    2,510,293
  *Metro Pacific Corp. Series A.......................   1,827,193       92,258
   Metro Pacific Investments Corp.....................  22,626,000    2,270,330
  *Pepsi-Cola Products Philippines, Inc...............   4,387,000      574,878
  *Philex Petroleum Corp..............................     179,700      111,107
  *Philippine Bank of Communications..................      14,726       26,943
  *Philippine National Bank...........................   1,243,335    2,173,515
  *Philippine National Construction Corp..............     173,000       20,578
   Philippine Savings Bank............................     356,863      744,908
   Philippine Stock Exchange, Inc.....................      79,730      715,992
  *Philippine Townships, Inc..........................     318,732       36,751
   Philodrill Corp.................................... 220,000,000      224,213
  *Philtown Properties, Inc...........................     111,562        4,171
   PhilWeb Corp.......................................   1,898,640      644,835
   Phinma Corp........................................     135,549       35,137
   RFM Corp...........................................   8,590,268      844,211
   Rizal Commercial Banking Corp......................   1,126,100    1,253,837
   Robinson's Land Corp. Series B.....................   7,630,305    3,518,446
   Security Bank Corp.................................     984,610    3,865,737
  *Semirara Mining Corp...............................     312,750    1,661,821
   Shang Properties, Inc..............................   1,759,970      117,768
   SM Development Corp................................  17,568,317    2,658,927

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          Shares     Value++
                                                        ---------- -----------
PHILIPPINES -- (Continued)
  *Southeast Asia Cement Holdings, Inc.................  8,621,000 $   537,047
   Union Bank of Philippines...........................    581,230   1,510,412
  *Universal Rightfield Property Holdings, Inc.........  1,062,000         722
   Universal Robina Corp...............................  2,100,475   3,663,069
   Vista Land & Lifescapes, Inc........................ 13,556,000   1,578,335
  *Yehey! Corp.........................................     29,670          --
                                                                   -----------
TOTAL PHILIPPINES......................................             57,524,419
                                                                   -----------
POLAND -- (1.5%)
   Agora SA............................................    207,049     551,090
  *Alchemia SA.........................................    261,604     422,556
  *AmRest Holdings SE..................................     48,333   1,192,257
   Apator SA...........................................     38,625     359,693
   Asseco Poland SA....................................    379,007   4,748,949
  *ATM SA..............................................     57,593     150,160
   ATM Systemy Informatyczne SA........................     49,983      17,456
  *Bioton SA........................................... 10,026,087     282,633
  *Boryszew SA.........................................  8,149,922   1,352,937
   Budimex SA..........................................     53,091     901,594
  *CD Projekt Red SA...................................    477,157     789,299
  *Ciech SA............................................    176,603   1,176,460
  *Cinema City International NV........................     41,638     399,019
  *City Interactive SA.................................     25,647     181,539
   ComArch SA..........................................      1,416      31,514
   Debica SA...........................................     29,862     476,879
   Dom Development SA..................................      4,673      42,737
  *Dom Maklerski IDM SA................................     37,181       2,335
   Elektrobudowa SA....................................      8,568     293,500
   Emperia Holding SA..................................     49,051     829,914
   Eurocash SA.........................................    223,804   2,746,082
   Fabryki Mebli Forte SA..............................     48,823     173,087
  *Famur SA............................................    220,704     326,704
  *Farmacol SA.........................................     50,868     432,397
  *Getin Holding SA....................................  1,499,933   1,082,113
   Grupa Kety SA.......................................     39,026   1,580,982
  *Grupa Lotos SA......................................    341,609   3,609,524
  *Hawe SA.............................................    267,688     345,573
  *Impexmetal SA.......................................    515,799     586,055
   Inter Cars SA.......................................     14,871     415,339
   Koelner SA..........................................        800       2,273
  *Kopex SA............................................    133,380     810,106
  *Kredyt Bank SA......................................    177,872     864,695
  *LC Corp. SA.........................................      9,839       3,539
   LPP SA..............................................      2,011   2,485,825
   Lubelski Wegiel Bogdanka SA.........................    137,714   5,185,313
  *MCI Management SA...................................     30,766      45,812
  *MNI SA..............................................     37,046      17,976
  *Mostostal Warszawa SA...............................     37,200     151,927
  *Netia SA............................................  1,355,780   2,467,755
   NG2 SA..............................................     56,591   1,040,741
   Orbis SA............................................    130,535   1,456,603
   Pelion SA...........................................     36,136     296,290
  *Pfleiderer Grajewo SA...............................     22,957      80,398
  *Pol-Aqua SA.........................................      1,485       1,734
  *Polimex-Mostostal SA................................  2,699,832     475,671
  *Polnord SA..........................................     70,941     276,528
  *Polski Koncern Miesny Duda SA.......................    719,202      92,659
  *PZ Cormay SA........................................     93,401     348,533
  *Qumak-Sekom SA......................................        894       2,600
  *Raciborska Fabryka Kotlow SA........................    234,071     640,119
  *Rovese SA...........................................    491,968     370,508

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
POLAND -- (Continued)
  *Stalexport SA........................................    109,683 $    38,858
  *Stalprodukt SA.......................................      8,713     502,893
  *Sygnity SA...........................................     46,479     174,035
   Synthos SA...........................................    898,855   1,498,884
   TVN SA...............................................    716,211   1,570,061
   Warsaw Stock Exchange SA.............................     88,374   1,038,829
   Zaklady Azotowe Pulawy SA............................     26,539     993,249
  *Zaklady Azotowe w Tarnowie-Moscicach SA..............      2,314      34,910
  *Zaklady Chemiczne Police SA..........................     21,364      72,612
  *Zaklady Lentex SA....................................    121,070     182,479
   Zaklady Tluszcowe Kruszwica SA.......................      4,938      40,360
   Zelmer SA............................................      4,811      47,214
                                                                    -----------
TOTAL POLAND............................................             48,812,366
                                                                    -----------
SOUTH AFRICA -- (7.9%)
   Acucap Properties, Ltd...............................    184,773     947,411
   Adcock Ingram Holdings, Ltd..........................    846,657   5,635,190
   Adcorp Holdings, Ltd.................................    275,666     960,064
   Advtech, Ltd.........................................  1,408,898     921,258
   AECI, Ltd............................................    547,971   4,647,917
   Afgri, Ltd...........................................  1,287,216     777,483
   African Oxygen, Ltd..................................    787,278   1,770,461
  *AG Industries, Ltd................................... 32,496,618      74,958
   Allied Electronics Corp., Ltd........................    192,133     482,882
   Allied Technologies, Ltd.............................    194,422     898,549
  *ArcelorMittal South Africa, Ltd......................    132,917     512,413
   Argent Industrial, Ltd...............................     37,236      25,829
  #Astral Foods, Ltd....................................    192,472   2,127,131
   Aveng, Ltd...........................................  2,057,732   7,365,511
   AVI, Ltd.............................................  1,505,301   9,947,350
   Barloworld, Ltd......................................    854,276   6,922,746
  *Basil Read Holdings, Ltd.............................    225,857     256,515
  *Bell Equipment, Ltd..................................    158,539     365,606
   Blue Label Telecoms, Ltd.............................  1,705,489   1,334,277
   Brait SE.............................................    647,373   2,544,170
   Business Connexion Group, Ltd........................  1,436,866     811,955
  #Capitec Bank Holdings, Ltd...........................    163,600   3,635,373
   Cashbuild, Ltd.......................................    116,121   2,007,694
   Caxton & CTP Publishers & Printers, Ltd..............     36,508      69,627
   Ceramic Industries, Ltd..............................     31,493     453,944
   Cipla Medpro South Africa, Ltd.......................  2,107,539   1,826,438
   City Lodge Hotels, Ltd...............................    192,784   2,048,194
   Clicks Group, Ltd....................................  1,482,749  10,352,580
  *Clover Industries, Ltd...............................    223,275     364,498
  *Consolidated Infrastructure Group, Ltd...............     20,853      31,683
   Coronation Fund Managers, Ltd........................  1,261,015   4,878,212
  *Corpgro, Ltd.........................................    241,136          --
   Cullinan Holdings, Ltd...............................    434,430      55,089
   Datacentrix Holdings, Ltd............................    642,400     306,092
   DataTec, Ltd.........................................    975,763   6,065,177
   Delta EMD, Ltd.......................................     61,447      40,510
   Distell Group, Ltd...................................    283,884   3,146,214
  *Distribution & Warehousing Network, Ltd..............    258,997     187,283
  *Dorbyl, Ltd..........................................    179,838      14,585
  #DRDGOLD, Ltd.........................................  2,010,416   1,437,040
   ElementOne, Ltd......................................    325,845     365,562
   EOH Holdings, Ltd....................................    448,755   1,913,002
   Eqstra Holdings, Ltd.................................    943,105     710,551
  *Evraz Highveld Steel & Vanadium, Ltd.................    147,791     288,405
   Famous Brands, Ltd...................................    210,023   1,704,942
  *Gijima Group, Ltd....................................  2,803,267     125,658

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
   Grindrod, Ltd......................................... 2,313,541 $ 3,947,209
   Group Five, Ltd.......................................   494,537   1,415,785
  *Holdsport, Ltd........................................    23,475     121,839
   Hudaco Industries, Ltd................................   189,971   2,367,073
  *Hulamin, Ltd..........................................   328,014     129,636
   Iliad Africa, Ltd.....................................   300,748     169,377
   Illovo Sugar, Ltd..................................... 1,322,089   4,826,097
  *JCI, Ltd.............................................. 3,131,151          --
  #JD Group, Ltd.........................................   983,807   5,252,231
   JSE, Ltd..............................................   471,088   3,815,821
   Kagiso Media, Ltd.....................................   116,149     268,282
  *Kap International Holdings, Ltd....................... 1,870,705     679,077
   Lewis Group, Ltd......................................   525,698   4,179,248
  *Litha Healthcare Group, Ltd...........................    46,892      23,275
   Mediclinic International, Ltd.........................   658,182   3,561,798
  *Merafe Resources, Ltd................................. 6,009,510     479,979
   Metair Investments, Ltd...............................   489,998   1,725,044
   Mpact, Ltd............................................   208,559     450,799
   Mr. Price Group, Ltd..................................   506,742   7,804,688
  *Murray & Roberts Holdings, Ltd........................ 2,783,531   6,981,927
  *Mustek, Ltd...........................................   784,364     516,906
  *Mvelaphanda Group, Ltd................................   607,754     146,777
   Mvelaserve, Ltd.......................................   144,333     144,375
   Nampak, Ltd........................................... 3,859,288  12,860,050
   Network Healthcare Holdings, Ltd...................... 1,145,560   2,368,201
   Northam Platinum, Ltd................................. 1,136,248   4,262,733
   Nu-World Holdings, Ltd................................    28,894      62,169
   Oceana Group, Ltd.....................................   236,995   1,637,382
  *Octodec Investments, Ltd..............................     4,248       8,900
   Omnia Holdings, Ltd...................................   227,872   3,362,270
   Palabora Mining Co., Ltd..............................    84,457     828,450
   Peregrine Holdings, Ltd...............................   614,892     773,635
   Petmin, Ltd........................................... 1,215,428     301,364
   Pinnacle Technology Holdings, Ltd.....................   732,843   1,436,837
  #Pioneer Foods, Ltd....................................   371,877   2,380,275
   PPC, Ltd.............................................. 3,061,791  10,222,236
   Premium Properties, Ltd...............................    34,094      64,826
   PSG Group, Ltd........................................   742,484   5,416,228
   Rainbow Chicken, Ltd..................................   128,455     191,189
   Raubex Group, Ltd.....................................   449,552     864,223
   Resilient Property Income Fund, Ltd................... 1,102,911   5,787,791
   Reunert, Ltd..........................................   945,660   8,334,441
  *Royal Bafokeng Platinum, Ltd..........................   146,719     942,933
  *Santam, Ltd...........................................   126,274   2,626,188
  *Sappi, Ltd............................................ 2,855,413   8,098,615
  *Sentula Mining, Ltd................................... 1,367,857     267,362
   Spar Group, Ltd. (The)................................   622,477   8,691,302
   Spur Corp., Ltd.......................................   472,394   1,197,562
   Stefanutti Stocks Holdings, Ltd.......................   432,875     502,162
   Sun International, Ltd................................   474,631   5,295,679
  *Super Group, Ltd...................................... 1,776,232   3,170,069
  *Telkom South Africa, Ltd.............................. 1,194,450   2,519,728
  *Times Media Group, Ltd................................    85,496     135,285
   Tongaat-Hulett, Ltd...................................   629,016   9,888,343
  *Trans Hex Group, Ltd..................................    91,401      33,280
   Trencor, Ltd..........................................   807,295   5,128,300
   Tsogo Sun Holdings, Ltd...............................    57,655     153,267
   Value Group, Ltd......................................   363,719     218,144
   Village Main Reef, Ltd................................   163,218      23,067
   Vukile Property Fund, Ltd.............................    85,171     167,144
  *Wesizwe Platinum, Ltd.................................   188,468      13,841

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
   Wilson Bayly Holme-Ovcon, Ltd........................   304,606 $  4,979,152
   Woolworths Holdings, Ltd.............................     2,818       21,281
   Zeder Investments, Ltd............................... 1,791,947      599,265
                                                                   ------------
TOTAL SOUTH AFRICA......................................            256,200,441
                                                                   ------------
SOUTH KOREA -- (13.8%)
 #*3S Korea Co., Ltd....................................   133,782    1,105,928
 #*Actoz Soft Co., Ltd..................................     8,832      300,088
  *Aekyung Petrochemical Co., Ltd.......................     5,759      312,078
 #*Agabang&Company......................................    89,798      768,570
 #*Ahnlab, Inc..........................................    17,412      994,004
   AK Holdings, Inc.....................................    10,238      209,798
  #Amorepacific Group...................................    10,111    4,358,324
  *Anapass, Inc.........................................    11,555      113,122
  #Asia Cement Co., Ltd.................................    11,586      610,099
 #*Asia Pacific Systems, Inc............................    79,193      486,711
   Asia Paper Manufacturing Co., Ltd....................     8,190      103,191
  *Asiana Airlines, Inc.................................   422,920    2,440,281
 #*AtlasBX Co., Ltd.....................................    19,328      599,355
 #*AUK Corp.............................................   199,140      387,714
  *Autech Corp..........................................    13,000       85,156
 #*Basic House Co., Ltd. (The)..........................    35,470      381,948
  *BH Co., Ltd..........................................    22,530      167,668
 #*BHI Co., Ltd.........................................    21,588      489,140
   Binggrae Co., Ltd....................................    22,631    2,459,789
 #*Bioland, Ltd.........................................    23,325      367,027
  *Biotoxtech Co., Ltd..................................     3,121       15,104
  *Bongshin Co., Ltd....................................        64           54
   Bookook Securities Co., Ltd..........................     7,410      119,278
  *Boryung Medience Co., Ltd............................     6,228       67,144
  #Boryung Pharmaceutical Co., Ltd......................    12,336      280,817
 #*Brain Technology Industries Co., Ltd.................   164,680      427,703
   BS Financial Group, Inc..............................   572,470    6,479,633
  #Bu Kwang Pharmaceutical Co., Ltd.....................    69,715    1,064,342
   BYC Co., Ltd.........................................       710      120,521
 #*Byucksan Corp........................................    97,000      184,199
  #Capro Corp...........................................   112,810    1,334,728
  *Celltrion Pharm, Inc.................................    10,537      166,940
 #*Chabio & Diostech Co., Ltd...........................   148,781    1,121,462
   Charm Engineering Co., Ltd...........................    42,800       75,280
 #*Cheil Worldwide, Inc.................................   380,705    7,332,746
  *Chemtronics Co., Ltd.................................     8,959      111,565
 #*Chin Hung International, Inc.........................   465,277      275,648
  *China Great Star International, Ltd..................    70,146       96,404
  #China Ocean Resources Co., Ltd.......................   174,610      616,933
  *Choa Pharmaceutical Co...............................    47,413      205,378
  #Chong Kun Dang Pharmaceutical Corp...................    47,332    1,505,004
 #*Choong Ang Vaccine Laboratory........................     4,530       55,431
   Chosun Refractories Co., Ltd.........................     2,777      161,180
  #CJ CGV Co., Ltd......................................    51,840    1,605,409
   CJ Corp..............................................    63,673    6,210,345
  *CJ E&M Corp..........................................    59,550    1,601,303
  *CJ Korea Express Co., Ltd............................    28,793    2,996,229
 #*CJ Seafood Corp......................................    60,610      171,991
 #*CNK International Co., Ltd...........................    41,424      218,137
   Cosmax, Inc..........................................    45,880    2,046,297
 #*CosmoAM&T Co., Ltd...................................    20,020       86,360
 #*Cosmochemical Co., Ltd...............................    42,160      370,648
  *Credu Corp...........................................     2,387      100,659
   Crown Confectionery Co., Ltd.........................     2,794      489,137
 #*CrucialTec Co., Ltd..................................    68,719      531,598

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
 #*CTC BIO, Inc.............................................  29,932 $  747,446
   Dae Dong Industrial Co., Ltd.............................  31,970    180,106
  #Dae Han Flour Mills Co., Ltd.............................   4,399    504,161
  *Dae Ho Corp..............................................     543         65
   Dae Won Kang Up Co., Ltd................................. 104,164    725,474
  *Dae Young Packaging Co., Ltd............................. 168,970    144,031
  *Daechang Co., Ltd........................................ 256,350    293,639
  #Daeduck Electronics Co., Ltd............................. 137,537  1,162,333
  #Daeduck GDS Co., Ltd.....................................  86,996    948,420
  #Daegu Department Store Co., Ltd..........................  31,060    387,358
  #Daehan Steel Co., Ltd....................................  49,990    416,084
  *Daehwa Pharmaceutical Co., Ltd...........................  10,568    102,535
 #*Dae-Il Corp..............................................  45,790    176,249
   Daekyo Co., Ltd..........................................  72,780    401,592
 #*Daekyung Machinery & Engineering Co., Ltd................  67,570    123,284
   Daelim Trading Co., Ltd..................................  17,730     67,585
   Daesang Corp.............................................  92,810  2,249,913
   Daesang Holdings Co., Ltd................................  49,362    266,430
   Daesung Group Partners Co., Ltd..........................   1,411     48,093
   Daesung Holdings Co., Ltd................................  18,044    115,231
  *Daesung Industrial Co., Ltd..............................   6,113    101,278
  *Daewon Pharmaceutical Co., Ltd...........................  16,360    162,594
   Daewoong Co., Ltd........................................   4,772     91,566
 #*Daewoong Pharmaceutical Co., Ltd.........................  18,306    808,956
   Dahaam E-Tec Co., Ltd....................................   2,100     34,245
   Daishin Securities Co., Ltd.............................. 188,700  1,503,001
  *Daou Data Corp...........................................  28,962     95,667
  #Daou Technology, Inc..................................... 167,950  2,384,762
  *Dasan Networks, Inc......................................  38,476    172,370
 #*Daum Communications Corp.................................  49,343  4,236,982
 #*Dayou Automotive Seat Technology Co., Ltd................ 210,330    332,347
   DGB Financial Group, Inc................................. 528,843  6,682,580
  #Digital Power Communications Co., Ltd....................  50,540    126,825
 #*Digitech Systems Co., Ltd................................  56,422    601,169
  *DIO Corp.................................................  27,788    303,327
   Dong Ah Tire & Rubber Co., Ltd...........................  23,935    337,135
 #*Dong Yang Gang Chul Co., Ltd............................. 135,820    274,490
  #Dong-A Pharmaceutical Co., Ltd...........................  31,865  3,305,469
  *Dong-Ah Geological Engineering Co., Ltd..................  20,410    169,518
  #Dongaone Co., Ltd........................................  97,470    274,462
   Dongbang Agro Co., Ltd...................................  19,470    114,782
   Dongbang Transport Logistics Co., Ltd....................  84,660    307,041
 #*Dongbu Corp..............................................  35,710    111,331
 #*Dongbu HiTek Co., Ltd.................................... 118,433    734,494
   Dongbu Insurance Co., Ltd................................  26,510  1,201,269
   Dongbu Securities Co., Ltd............................... 105,161    327,806
 #*Dongbu Steel Co., Ltd.................................... 108,016    358,904
   Dong-Il Corp.............................................   3,283    130,072
   Dongil Industries Co., Ltd...............................   4,963    220,814
 #*Dongjin Semichem Co., Ltd................................  54,706    219,613
  *Dongkook Industrial Co., Ltd.............................   1,110      2,906
  #Dongkuk Steel Mill Co., Ltd.............................. 173,430  2,223,344
  *Dongkuk Structure & Construction Co., Ltd................  13,681     27,765
 #*Dongsung Holdings Co., Ltd...............................  71,860    393,599
  *Dongsung Pharmaceutical Co., Ltd.........................  27,780    121,908
  #Dongwha Pharm Co., Ltd...................................  80,200    477,254
  #Dongwon F&B Co., Ltd.....................................   5,751    371,575
   Dongwon Industries Co., Ltd..............................   4,660  1,217,222
  *Dongwon Systems Corp..................................... 115,137    109,704
  #Dongyang Mechatronics Corp............................... 104,961    883,581
 #*Doosan Engineering & Construction Co., Ltd............... 130,020    280,201

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
 #*Dragonfly GF Co., Ltd....................................  18,566 $  278,388
  #DRB Holding Co., Ltd.....................................  28,692    152,727
 #*DRB Industrial Co., Ltd..................................  24,966    180,847
 #*Duksan Hi-Metal Co., Ltd.................................  57,500  1,074,544
 #*DuzonBIzon Co., Ltd......................................  88,310    890,208
  #E1 Corp..................................................  11,522    655,819
  *Eagon Industrial Co., Ltd................................     530      3,053
  *Easy Bio, Inc............................................  95,290    292,718
  *EG Corp..................................................  11,853    431,158
  *e-LITECOM Co., Ltd.......................................   9,681    133,070
 #*ELK Corp.................................................  43,460    946,779
  *ENF Technology Co., Ltd..................................  23,120    293,545
  *Estechpharma Co., Ltd....................................  18,250    331,925
  *ESTsoft Corp.............................................   2,881     71,868
  *Eugene Corp.............................................. 165,308    468,632
  *Eugene Investment & Securities Co., Ltd.................. 218,823    501,469
 #*Eugene Technology Co., Ltd...............................  55,014    690,001
   F&F Co., Ltd.............................................   2,620     14,658
  #Fila Korea, Ltd..........................................  37,181  2,096,426
  *Finetex EnE, Inc.........................................   7,215     16,006
  *Firstec Co., Ltd.........................................  39,730     68,818
  *Flexcom, Inc.............................................  19,256    223,966
 #*Foosung Co., Ltd......................................... 276,549  1,297,539
   Fursys, Inc..............................................  14,315    356,682
 #*Gamevil, Inc.............................................  15,670  1,634,767
  #Gaon Cable Co., Ltd......................................   1,754     34,798
   GIIR, Inc................................................  10,990     68,961
   Global & Yuasa Battery Co., Ltd..........................  24,460  1,037,225
  #Grand Korea Leisure Co., Ltd............................. 117,960  3,318,634
  #Green Cross Corp.........................................  21,466  3,108,162
   Green Cross Holdings Corp................................  80,610  1,256,738
  *Green Non-Life Insurance Co., Ltd........................  22,357         --
  #GS Global Corp...........................................  53,086    670,937
   Gwangju Shinsegae Co., Ltd...............................   2,615    565,678
  *Haesung Industrial Co., Ltd..............................   1,070     30,773
   Halla Climate Control Corp............................... 130,180  2,428,105
  #Halla Engineering & Construction Corp....................  74,642    585,832
  #Han Kuk Carbon Co., Ltd..................................  92,113    596,884
 #*Hanall Biopharma Co., Ltd................................ 109,748    884,039
   Handok Pharmaceuticals Co., Ltd..........................  13,730    218,776
  #Handsome Co., Ltd........................................  59,419  1,506,714
   Hanil Cement Co., Ltd....................................  16,554    670,451
 #*Hanil E-Wha Co., Ltd.....................................  97,050    627,434
 #*Hanjin Heavy Industries & Construction Co., Ltd.......... 152,814  1,650,627
  #Hanjin Heavy Industries & Construction Holdings Co., Ltd.  50,610    323,176
  *Hanjin P&C Co., Ltd......................................  23,889     78,897
 #*Hanjin Shipping Co., Ltd................................. 379,348  4,221,122
  *Hanjin Shipping Holdings Co., Ltd........................  45,364    230,014
  #Hanjin Transportation Co., Ltd...........................  42,781    903,971
  #Hankook Shell Oil Co., Ltd...............................   2,802    632,064
  *Hankook Synthetics, Inc..................................     550         48
   Hankuk Glass Industries, Inc.............................  11,460    245,659
 #*Hanmi Pharm Co., Ltd.....................................  23,028  2,334,654
  *Hanmi Science Co., Ltd...................................  13,315     57,341
  #Hanmi Semiconductor Co., Ltd.............................  44,760    284,962
  #Hansae Co., Ltd..........................................  15,016    200,207
  #Hansae Yes24 Holdings Co., Ltd...........................  36,870    250,218
   Hanshin Construction Co., Ltd............................   6,070     39,598
  #Hansol Chemical Co., Ltd.................................  38,900    848,173
  #Hansol CSN Co., Ltd...................................... 205,620    542,367
   Hansol Paper Co., Ltd.................................... 192,560  1,616,799

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
 #*Hansol Technics Co., Ltd...............................  46,531 $  597,038
  #Hanssem Co., Ltd.......................................  40,650    684,559
   Hanwha Corp............................................ 148,570  4,238,003
  *Hanwha General Insurance Co., Ltd......................  71,108    482,355
   Hanwha Investment & Securities Co., Ltd................ 248,311    891,221
   Hanwha Timeworld Co., Ltd..............................   8,190    148,616
   Hanyang Securities Co., Ltd............................  15,710     98,409
 #*Heung-A Shipping Co., Ltd.............................. 276,430    277,661
  *Heungkuk Fire & Marine Insurance Co., Ltd..............  74,867    342,373
  #Hite Jinro Co., Ltd.................................... 133,008  3,931,513
   Hite Jinro Holdings Co., Ltd...........................  26,810    344,130
   HMC Investment Securities Co., Ltd.....................  76,200    899,702
 #*HNK Machine Tool Co., Ltd..............................   5,524     56,687
  #Hotel Shilla Co., Ltd.................................. 138,708  5,850,171
  #Huchems Fine Chemical Corp............................. 102,428  2,221,485
  *Huons Co., Ltd.........................................   3,032     35,450
  #Husteel Co., Ltd.......................................  17,350    435,902
  *Huvitz Co., Ltd........................................   9,819    152,004
   Hwacheon Machine Tool Co., Ltd.........................   4,979    193,152
  *Hwashin Co., Ltd.......................................  85,740    686,393
 #*Hy-Lok Corp............................................  16,378    330,114
   Hyosung Corp........................................... 106,255  5,851,998
  *Hyundai BNG Steel Co., Ltd.............................  41,180    371,816
  #Hyundai Corp...........................................  48,401    860,511
  #Hyundai Development Co................................. 263,190  4,724,226
   Hyundai Elevator Co., Ltd..............................  19,777  1,495,573
  #Hyundai Engineering Plastics Co., Ltd..................  75,500    347,434
  #Hyundai Greenfood Co., Ltd............................. 187,160  3,104,573
   Hyundai Home Shopping Network Corp.....................  27,099  3,216,447
  *Hyundai Hy Communications & Networks Co., Ltd..........     650      3,097
   Hyundai Marine & Fire Insurance Co., Ltd............... 203,720  6,574,751
   Hyundai Mipo Dockyard Co., Ltd.........................   2,711    289,104
   Hyundai Securities Co., Ltd............................ 529,150  4,057,421
 #*Hyunjin Materials Co., Ltd.............................  42,833    262,371
  *ICD Co., Ltd...........................................  22,074    268,980
 #*IHQ, Inc............................................... 126,510    292,534
   Il Dong Pharmaceutical Co., Ltd........................  39,675    324,306
  *IL Yang Pharmaceutical Co., Ltd........................  52,958  1,225,269
  #Iljin Display Co., Ltd.................................  68,318  1,344,800
  #Iljin Electric Co., Ltd................................  80,209    337,978
   Iljin Holdings Co., Ltd................................   8,182     12,589
  *Iljin Materials Co., Ltd...............................  14,040    119,505
   Ilshin Spinning Co., Ltd...............................   5,058    367,021
   Ilsung Pharmaceutical Co., Ltd.........................   2,864    217,508
  #iMarketKorea, Inc......................................  67,570  1,602,334
  *INFINITT Co., Ltd......................................  34,394    279,037
 #*Infopia Co., Ltd.......................................  16,625    198,186
 #*Infraware, Inc.........................................  62,289    570,967
  *InkTec Co., Ltd........................................  11,133    255,135
  *InnoWireless, Inc......................................  13,520    257,760
 #*Innox Corp.............................................  26,041    464,202
 #*Interflex Co., Ltd.....................................  30,388  1,730,898
  *Interojo Co., Ltd......................................  12,840    157,272
 #*Interpark Corp......................................... 117,758    899,825
   INTOPS Co., Ltd........................................  18,951    424,357
   Inzi Controls Co., Ltd.................................  14,730     98,380
  *INZI Display Co., Ltd..................................  13,867     41,774
  #IS Dongseo Co., Ltd....................................  43,612    433,501
  #ISU Chemical Co., Ltd..................................  52,430  1,016,755
  #IsuPetasys Co., Ltd.................................... 121,160    481,764
  #Jahwa Electronics Co., Ltd.............................  36,390    484,743

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           Shares   Value++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
 #*JCEntertainment Corp...................................  28,723 $  616,275
  #Jeil Pharmaceutical Co.................................  23,990    379,197
  #Jeonbuk Bank, Ltd...................................... 240,199    914,157
 #*Jinsung T.E.C..........................................  39,895    351,887
  *Joymax Co.,Ltd.........................................   8,913    248,293
 #*JVM Co., Ltd...........................................   7,576    333,383
   JW Holdings Corp....................................... 118,294    261,118
  #JW Pharmaceutical Corp.................................  32,787    420,968
  *JYP Entertainment Corp.................................  15,554     80,942
  *KC Cottrell Co., Ltd...................................  10,480    134,479
  #KC Tech Co., Ltd.......................................  94,692    327,942
   KCC Corp...............................................   3,737  1,048,053
  *KCO Energy, Inc........................................     120        550
   Keangnam Enterprises, Ltd..............................   5,833     31,167
 #*KEC Corp............................................... 269,880    133,914
   KEPCO Engineering & Construction Co., Inc..............   6,673    392,546
 #*KEPCO Plant Service & Engineering Co., Ltd.............  36,128  1,984,302
  #Keyang Electric Machinery Co., Ltd.....................  66,240    150,542
 #*Keystone Global........................................  96,405    240,830
 #*KGMobilians Co., Ltd...................................  16,101    158,602
  *KH Vatec Co., Ltd......................................  38,064    399,380
   KISCO Corp.............................................  17,070    460,808
   KISCO Holdings Co., Ltd................................   2,292     78,490
   Kishin Corp............................................  49,420    270,385
   KISWIRE, Ltd...........................................  21,229    615,947
  #Kiwoom Securities Co., Ltd.............................  49,371  2,496,658
  *Koentec Co., Ltd.......................................  62,030    122,392
 #*Koh Young Technology, Inc..............................  15,015    347,376
 #*Kolao Holdings.........................................  53,870    962,946
  #Kolon Corp.............................................  20,079    316,525
  #Kolon Global Corp...................................... 165,790    477,205
   Kolon Industries, Inc..................................  74,646  3,799,574
 #*Komipharm International Co., Ltd.......................  70,184    602,314
 #*Kona@I Co., Ltd........................................  28,888    460,730
   Korea Airport Service Co., Ltd.........................   5,490    143,308
   Korea Cast Iron Pipe Industries Co., Ltd...............   8,530     27,261
 #*Korea Circuit Co., Ltd.................................  39,170    681,940
  *Korea District Heating Corp............................   2,163    141,372
   Korea Electric Terminal Co., Ltd.......................  25,880    616,593
   Korea Export Packing Industries Co., Ltd...............   3,990     59,484
   Korea Flange Co., Ltd..................................   1,140     12,954
  *Korea Info & Comm......................................   7,581     28,883
   Korea Investment Holdings Co., Ltd..................... 175,310  5,992,811
 #*Korea Kolmar Co., Ltd..................................  58,990  1,568,595
  #Korea Kolmar Holdings Co., Ltd.........................  28,403    265,684
  #Korea Petrochemical Industrial Co., Ltd................  12,064    550,678
  *Korea Real Estate Investment Trust Co.................. 413,841    537,840
  *Korea Reinsurance Co., Ltd............................. 345,047  3,381,279
   Korea United Pharm, Inc................................  27,470    218,912
  *Kortek Corp............................................  25,506    296,946
   KP Chemical Corp....................................... 209,271  2,071,391
  *KPF....................................................  10,459     95,803
   KPX Chemical Co., Ltd..................................   5,257    242,063
 #*KPX Fine Chemical Co., Ltd.............................   3,376     84,362
  *KTB Investment & Securities Co., Ltd................... 232,640    440,152
   Kukdo Chemical Co., Ltd................................  16,872    660,099
   Kumho Electric Co., Ltd................................  16,580    417,407
 #*Kumho Industrial Co., Ltd..............................  43,345     86,404
  *Kumho Tire Co., Inc.................................... 210,269  2,520,936
   Kunsul Chemical Industrial Co., Ltd....................   8,190    147,881
  #Kwang Dong Pharmaceutical Co., Ltd..................... 161,360    779,181

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
 #*Kwang Myung Electric Engineering Co., Ltd..............   192,960 $  422,666
   Kyeryong Construction Industrial Co., Ltd..............    16,350    131,309
   Kyobo Securities Co., Ltd..............................    77,310    326,796
  #Kyung Dong Navien Co., Ltd.............................     8,700     91,377
  *Kyungbang Co., Ltd.....................................     1,150    107,030
   Kyungdong City Gas Co., Ltd............................     7,798    529,296
  #Kyung-In Synthetic Corp................................    58,490    147,204
   Kyungnam Energy Co., Ltd...............................    43,020    167,418
  *LB Semicon, Inc........................................     1,590      6,183
  *LEENO Industrial, Inc..................................     5,276    158,251
  #LG Fashion Corp........................................    84,755  2,362,301
  #LG Hausys, Ltd.........................................    29,255  2,102,099
 #*LG Innotek Co., Ltd....................................    43,722  3,014,820
  #LG International Corp..................................   123,771  4,489,728
 #*LG Life Sciences, Ltd..................................    51,795  2,167,488
   LIG Insurance Co., Ltd.................................   164,230  4,176,808
  #Livart Furniture Co., Ltd..............................    21,190    136,973
 #*Lock & Lock Co., Ltd...................................    42,730    812,691
  #Lotte Chilsung Beverage Co., Ltd.......................     2,821  3,682,437
  #Lotte Confectionary Co., Ltd...........................     2,711  3,903,435
   Lotte Midopa Co., Ltd..................................    73,740    847,395
  *Lotte Non-Life Insurance Co., Ltd......................    56,430    206,528
  #Lotte Samkang Co., Ltd.................................     3,138  2,101,900
  *Lotte Tour Development Co., Ltd........................     2,720     30,905
   LS Corp................................................    14,951  1,220,858
  #LS Industrial Systems Co., Ltd.........................    63,554  3,968,791
 #*Lumens Co., Ltd........................................   126,762    841,682
   Macquarie Korea Infrastructure Fund.................... 1,309,661  8,046,199
  *Macrogen, Inc..........................................    14,277    400,073
  *Maeil Dairy Industry Co., Ltd..........................    28,417    839,564
  *Mando Corp.............................................        53      6,981
  *Medifron DBT Co., Ltd..................................    36,454    129,906
 #*Medipost Co., Ltd......................................    26,928  2,119,990
 #*Medy-Tox, Inc..........................................    17,819  1,340,274
  *MegaStudy Co., Ltd.....................................     8,839    548,329
 #*Melfas, Inc............................................    64,519  1,241,246
  *Meritz Finance Group, Inc..............................    37,832    125,594
   Meritz Fire Marine Insurance Co., Ltd..................   228,355  3,095,948
   Meritz Securities Co., Ltd.............................   823,165    984,913
   Mi Chang Oil Industrial Co., Ltd.......................       981     46,768
   Mirae Asset Securities Co., Ltd........................    97,814  2,649,873
  *Miwon Chemicals Co., Ltd...............................     1,890     41,901
   Miwon Commercial Co., Ltd..............................       702     85,617
  *Miwon Specialty Chemical Co., Ltd......................       466     87,336
  *MK Electron Co., Ltd...................................    14,754     57,891
  *MNTech Co., Ltd........................................    45,825    493,198
 #*Modetour Network, Inc..................................    46,181  1,300,189
 #*Monalisa Co., Ltd......................................    29,240    112,376
 #*MonAmi Co., Ltd........................................    26,170    114,539
  #Moorim P&P Co., Ltd....................................   130,920    427,144
   Motonic Corp...........................................    38,180    431,758
  #Namhae Chemical Corp...................................   101,184    916,649
  #Namyang Dairy Products Co., Ltd........................     1,390  1,204,747
  #National Plastic Co....................................    56,060    130,296
  *Neowiz Corp............................................     9,213    134,625
  *Neowiz Games Corp......................................    50,338  1,137,216
  *Neowiz Internet Corp...................................    24,776    307,480
 #*NEPES Corp.............................................    69,954    890,402
  #Nexen Corp.............................................    33,168  2,560,304
  #Nexen Tire Corp........................................   138,140  2,152,507
   NH Investment & Securities Co., Ltd....................   130,310    602,355

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
   NICE Holdings Co., Ltd...................................     311 $   16,488
   NICE Information Service Co., Ltd........................     485      2,137
  #NK Co., Ltd..............................................  76,630    266,571
  #Nong Shim Holdings Co., Ltd..............................   6,132    348,382
  #NongShim Co., Ltd........................................  13,669  3,228,633
  *Nowcom Co., Ltd..........................................  17,103    172,499
  *OCI Materials Co., Ltd...................................  25,097    743,633
 #*OPTRON-TEC, Inc..........................................  27,455    256,541
 #*Orientbio, Inc........................................... 176,570    131,776
 #*Osstem Implant Co., Ltd..................................  52,165  1,511,041
 #*Osung LST Co., Ltd.......................................  79,101    245,542
   Ottogi Corp..............................................   5,166  1,122,125
   Pacific Pharmaceutical Co., Ltd..........................     480     14,865
  *Paik Kwang Industrial Co., Ltd...........................  11,300     43,949
  *PaperCorea, Inc.......................................... 147,900    108,438
 #*Partron Co, Ltd.......................................... 115,221  1,756,455
 #*Pharmicell Co., Ltd...................................... 150,094    801,145
   Poongsan Corp............................................  86,191  2,509,689
   Poongsan Holdings Corp...................................  12,277    261,640
  *POSCO Chemtech Co., Ltd..................................   2,941    411,100
   POSCO Coated & Color Steel Co., Ltd......................   6,320     90,911
 #*Posco ICT Co., Ltd....................................... 171,688  1,094,507
  *Power Logics Co., Ltd....................................  11,926     43,917
   Pulmuone Co., Ltd........................................   3,026    104,051
   Pusan City Gas Co., Ltd..................................  21,570    435,157
  *Pyeong Hwa Automotive Co., Ltd...........................  50,980    749,566
  *Redrover Co., Ltd........................................  14,814     81,871
  *RFsemi Technologies, Inc.................................   3,800     35,215
 #*RNL BIO Co., Ltd......................................... 353,450  1,300,373
 #*S&T Corp.................................................   5,003     71,261
  #S&T Dynamics Co., Ltd.................................... 104,352  1,043,553
   S&T Holdings Co., Ltd....................................  21,808    187,799
  #S&T Motiv Co., Ltd.......................................  34,860    605,550
  *S&T Motors Co., Ltd...................................... 188,180     95,537
  *S1 Corp..................................................  68,527  4,130,643
   Saeron Automotive Corp...................................  10,060     52,315
  #Sajo Industries Co., Ltd.................................  10,232    528,440
   Sajodaerim Corp..........................................   4,360     56,768
  #Sam Jin Pharmaceutical Co., Ltd..........................  42,246    470,864
   Sam Lip General Foods Co., Ltd...........................   9,230    216,174
  #Sam Young Electronics Co., Ltd...........................  47,570    380,093
   Sam Yung Trading Co., Ltd................................  40,552    394,577
  *Sambu Construction Co., Ltd..............................   2,172      8,030
  #Samchully Co., Ltd.......................................  11,307  1,009,633
   Samhwa Paints Industrial Co., Ltd........................  14,530     58,234
  #Samick Musical Instruments Co., Ltd...................... 245,620    353,449
   Samick THK Co., Ltd......................................  35,630    193,335
   SamkwangGlass Co., Ltd...................................  10,990    687,949
  #Samsung Fine Chemicals Co., Ltd..........................  78,296  4,993,788
  *Samwhan Corp.............................................   5,480     10,494
  #Samyang Foods Co., Ltd...................................  13,450    349,606
   Samyang Holdings Corp....................................  20,208  1,324,822
   Samyang Tongsang Co., Ltd................................   1,760     36,951
 #*Samyoung Chemical Co., Ltd............................... 173,170    530,671
  *Sangbo Corp..............................................  23,368    302,799
  *Satrec Initiative Co., Ltd...............................   5,805    114,071
   SAVEZONE I&C Corp........................................  24,070     58,919
  #SBS Media Holdings Co., Ltd.............................. 192,730  1,166,508
  #Seah Besteel Corp........................................  53,905  1,259,133
   SeAH Holdings Corp.......................................   4,622    398,072
   SeAH Steel Corp..........................................   9,747    840,382

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
   Sebang Co., Ltd........................................    45,065 $  735,589
 #*Seegene, Inc...........................................    24,361  1,746,438
  #Sejong Industrial Co., Ltd.............................    38,260    436,835
  *Sempio Foods Co........................................       180      4,470
  *S-Energy Co., Ltd......................................     9,256     79,225
  *Seohan Co., Ltd........................................   128,003    156,001
   Seoul City Gas Co., Ltd................................       389     23,198
  #Seowon Co., Ltd........................................    51,670    167,926
 #*Sewon Cellontech Co., Ltd..............................   103,421    290,486
  *SEWOONMEDICAL Co., Ltd.................................    16,668     51,063
  *SG Corp................................................    65,100     38,740
 #*SH Energy & Chemical Co., Ltd..........................   267,990    224,130
  #Shinpoong Pharmaceutical Co., Ltd......................    96,352    451,968
  *Shinsegae Co., Ltd.....................................    31,431  5,616,439
   Shinsegae Information & Communication Co., Ltd.........     2,612    139,721
  *Shinsung Solar Energy Co., Ltd.........................   141,180    230,187
  #Shinsung Tongsang Co., Ltd.............................   236,010    274,387
   Shinyoung Securities Co., Ltd..........................    14,050    390,076
  *Signetics Corp.........................................    55,612    140,272
 #*Silicon Works Co., Ltd.................................    31,316    801,187
   Silla Co., Ltd.........................................    20,350    452,575
 #*Simm Tech Co., Ltd.....................................    90,780    897,424
  *SIMPAC, Inc............................................    41,370    284,194
   Sindoh Co., Ltd........................................    10,939    663,949
   SJM Co., Ltd...........................................    19,030    125,384
   SJM Holdings Co., Ltd..................................     7,727     26,266
  *SK Broadband Co., Ltd..................................   278,839  1,019,768
  #SK Chemicals Co., Ltd..................................    62,098  3,827,445
 #*SK Communications Co., Ltd.............................    68,168    557,784
  #SK Gas Co., Ltd........................................    15,519  1,123,784
  #SK Networks Co., Ltd...................................   487,040  4,260,256
  #SK Securities Co., Ltd................................. 1,165,660  1,238,233
  #SKC Co., Ltd...........................................    86,357  3,530,886
  #SL Corp................................................    54,320    629,420
 #*S-MAC Co., Ltd.........................................    63,567    887,569
 #*Solco Biomedical Co., Ltd..............................   188,292    245,074
 #*Songwon Industrial Co., Ltd............................    66,030    653,463
 #*Sonokong Co., Ltd......................................    48,235    158,004
 #*Ssangbangwool & Trygroup...............................   277,790    304,281
  *Ssangyong Cement Industrial Co., Ltd...................    92,691    469,732
  #STX Corp...............................................   159,588  1,168,383
  #STX Engine Co., Ltd....................................   103,132    755,246
   STX Metal Co, Ltd......................................    15,830     76,739
  #STX Offshore & Shipbuilding Co., Ltd...................   247,140  1,787,535
  #STX Pan Ocean Co., Ltd.................................   480,700  1,518,274
  #Suheung Capsule Co., Ltd...............................    20,170    338,210
 #*Sung Jin Geotec Co., Ltd...............................    70,710    686,333
  #Sungchang Enterprise Holdings, Ltd.....................    20,340    445,875
   Sunjin Co., Ltd........................................    11,625    141,722
  *Sunjin Holdings Co., Ltd...............................       199      3,659
 #*Suprema, Inc...........................................    47,205    808,567
  *Synopex, Inc...........................................   226,237    541,310
  #Tae Kyung Industrial Co., Ltd..........................    33,700    104,609
   TaeKwang Industrial Co., Ltd...........................     1,485  1,379,867
  *Taesan LCD Co., Ltd....................................    17,008      8,019
 #*Taewoong Co., Ltd......................................    34,187    554,184
  #Taeyoung Engineering & Construction Co., Ltd...........   173,010    869,606
  *Taihan Electric Wire Co., Ltd..........................   645,733    956,225
  #Tailim Packaging Industries Co., Ltd...................   125,830    194,511
  #TCC Steel..............................................    33,782    147,116
 #*Tera Resource Co., Ltd.................................   919,272  1,062,418

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
  #Tong Yang Moolsan Co., Ltd...........................    22,590 $    326,165
   Tong Yang Securities, Inc............................    12,966       45,686
  *Tongyang Life Insurance..............................   169,210    1,829,220
  *Tongyang, Inc........................................   242,448      179,925
 #*Toptec Co., Ltd......................................    31,498      501,676
  *Trais Co., Ltd.......................................     2,787        9,004
  *Trigem Computer, Inc.................................         1           --
  #TS Corp..............................................    15,430      374,244
  *UBCare Co., Ltd......................................    63,818      187,201
  *Ubivelox, Inc........................................     6,656      161,897
 #*Uju Electronics Co., Ltd.............................    16,116      373,631
  #Unid Co., Ltd........................................    14,854      497,890
   Union Steel..........................................    10,192      116,264
 #*Unison Co., Ltd......................................   106,912      759,462
  *VGX International, Inc...............................     4,580        6,812
 #*Vieworks Co., Ltd....................................    32,811      480,585
 #*Visang Education, Inc................................    16,072      191,458
 #*Webzen, Inc..........................................    38,191      322,878
   Whanin Pharmaceutical Co., Ltd.......................    37,560      330,846
 #*Will-Bes & Co., Ltd. (The)...........................   238,240      636,819
  *WiSoL Co., Ltd.......................................    23,449      296,580
 #*Woongjin Chemical Co., Inc........................... 1,019,400      541,975
  #Woongjin Coway Co., Ltd..............................   187,030    6,814,273
 #*Woongjin Energy Co., Ltd.............................   208,040      357,186
 #*Woongjin Holdings Co., Ltd...........................    94,257      147,375
  *Woongjin Thinkbig Co., Ltd...........................    80,049      467,645
  *Wooree ETI Co., Ltd..................................    62,889      280,046
   Woori Financial Co., Ltd.............................    40,288      607,273
   Woori Investment & Securities Co., Ltd...............   578,522    5,585,099
 #*WooSung Feed Co., Ltd................................    81,260      388,448
 #*Y G-1 Co., Ltd.......................................    31,254      376,285
  *Yedang Company Co., Ltd..............................   286,173      563,321
   YESCO Co., Ltd.......................................    11,440      315,118
  #Youlchon Chemical Co., Ltd...........................    41,570      328,093
  #Young Poong Corp.....................................     2,754    2,543,456
  *Young Poong Mining & Construction Corp...............     1,580           80
 #*Young Poong Precision Corp...........................    11,332      124,666
  #Youngone Corp........................................    87,944    2,728,182
  #Youngone Holdings Co., Ltd...........................    23,919    1,330,268
   Yuhan Corp...........................................    34,258    5,913,574
   Yuhwa Securities Co., Ltd............................    13,060      154,463
 #*Yungjin Pharm Co., Ltd...............................   413,212      717,443
  *ZeroOne Interactive Co., Ltd.........................     3,200           44
                                                                   ------------
TOTAL SOUTH KOREA.......................................            448,260,929
                                                                   ------------
TAIWAN -- (12.5%)
  *A.G.V. Products Corp................................. 1,785,801      549,330
   Ability Enterprise Co., Ltd.......................... 1,377,076    1,238,597
   AcBel Polytech, Inc.................................. 1,428,599      927,712
   Accton Technology Corp............................... 1,924,763      954,120
  #Ace Pillar Co., Ltd..................................   199,008      163,920
   ACES Electronic Co., Ltd.............................   287,000      375,855
  #ACHEM Technology Corp................................   619,764      273,580
   Acme Electronics Corp................................   374,295      422,772
   Acter Co., Ltd.......................................   139,000      494,961
  *Action Electronics Co., Ltd..........................   892,635      211,897
   Actron Technology Corp...............................   192,150      427,989
  *A-DATA Technology Co., Ltd...........................   633,000      620,123
  #Adlink Technology, Inc...............................   406,985      414,212
   Advanced Ceramic X Corp..............................   173,000      470,745
  *Advanced International Multitech Co., Ltd............   157,000      205,648

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
TAIWAN -- (Continued)
  #Advancetek Enterprise Co., Ltd.........................   505,917 $  412,021
  *AimCore Technology Co., Ltd............................   126,000    216,380
  #Alcor Micro Corp.......................................   266,000    288,405
  #ALI Corp............................................... 1,030,000  1,116,054
   Allis Electric Co., Ltd................................    54,000     15,164
  *Alltop Technology Co., Ltd.............................    52,000     56,654
  #Alpha Networks, Inc.................................... 1,192,763    758,827
  #Altek Corp............................................. 1,587,637    778,884
  #Ambassador Hotel (The)................................. 1,057,000  1,089,770
  #Ampoc Far-East Co., Ltd................................   344,444    290,337
   AmTRAN Technology Co., Ltd............................. 2,895,951  2,446,152
   Anpec Electronics Corp.................................   398,000    237,500
  *Apacer Technology, Inc.................................   390,000    328,452
  #APCB, Inc..............................................   544,000    346,949
  #Apex Biotechnology Corp................................   371,483    925,182
   Apex Medical Corp......................................   212,500    218,536
   Apex Science & Engineering Corp........................   134,198     41,396
  *Ardentec Corp..........................................   506,795    314,682
  #Arima Communications Corp..............................   780,719    298,768
  *Asia Optical Co., Inc..................................   928,000    844,719
 #*Asia Plastic Recycling Holding, Ltd....................   106,146    317,386
   Asia Polymer Corp...................................... 1,167,484    933,067
  #Asia Vital Components Co., Ltd......................... 1,283,052    587,606
  #Asrock, Inc............................................   168,000    580,411
   Aten International Co., Ltd............................   331,479    492,605
   Audix Corp.............................................   406,000    328,377
  #Aurora Corp............................................   541,499    813,308
   Aurora Systems Corp....................................   268,244    231,699
   AV Tech Corp...........................................   164,000    496,604
   Avermedia Technologies, Inc............................   865,446    400,896
  #Avision, Inc...........................................   687,000    179,723
  *AVY Precision Technology, Inc..........................   131,000    223,663
   Awea Mechantronic Co., Ltd.............................   137,200    137,719
  *Bank of Kaohsiung...................................... 1,547,645    444,403
   Basso Industry Corp., Ltd..............................   509,000    287,357
  *BenQ Materials Corp....................................   505,000    177,719
   BES Engineering Corp................................... 6,859,750  1,674,651
   Bin Chuan Enterprise Co., Ltd..........................   150,000    166,099
  *Bionet Corp............................................   136,000    162,813
   Biostar Microtech International Corp...................   619,975    207,624
  *Boardtek Electronics Corp..............................   484,000    272,510
   Bright Led Electronics Corp............................   502,520    204,411
  #C Sun Manufacturing, Ltd...............................   525,221    335,006
 #*Cameo Communications, Inc..............................   921,818    204,956
   Capella Microsystems Taiwan, Inc.......................   106,000    665,171
   Capital Securities Corp................................ 6,679,142  2,218,018
  #Career Technology (MFG.) Co., Ltd...................... 1,034,000  1,338,950
 #*Carnival Industrial Corp............................... 1,266,000    399,009
   Cathay Chemical Works, Inc.............................    30,000     12,318
   Cathay Real Estate Development Co., Ltd................ 3,127,000  1,438,694
  *Celxpert Energy Corp...................................   100,000     67,133
  *Center Laboratories, Inc...............................   102,000    110,205
  *Central Reinsurance Co., Ltd...........................   826,402    363,085
   ChainQui Construction Development Co., Ltd.............   347,083    206,079
  #Champion Building Materials Co., Ltd................... 1,349,851    466,115
  #Chang Wah Electromaterials, Inc........................   125,517    363,962
   Charoen Pokphand Enterprises Co., Ltd..................   771,000    364,015
  *Chaun-Choung Technology Corp...........................   212,000    297,158
  #CHC Resources Corp.....................................   308,348    489,343
  *Chen Full International Co., Ltd.......................     9,000      4,942
  *Chenbro Micom Co., Ltd.................................   108,000    113,004

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                          ---------- ----------
TAIWAN -- (Continued)
   Cheng Loong Corp......................................  3,528,383 $1,412,547
   Cheng Uei Precision Industry Co., Ltd.................  1,509,331  3,338,099
 #*Chenming Mold Industrial Corp.........................    462,437    423,869
   Chia Hsin Cement Corp.................................  1,674,121    753,089
   Chicony Electronics Co., Ltd..........................  1,226,729  2,689,195
  #Chien Kuo Construction Co., Ltd.......................  1,111,312    494,190
  *Chien Shing Stainless Steel Co., Ltd..................     70,000      7,325
  #Chilisin Electronics Corp.............................    315,535    169,374
  *Chimei Materials Technology Corp......................    500,000    479,722
  #China Chemical & Pharmaceutical Co., Ltd..............  1,041,000    649,090
  #China Ecotek Corp.....................................    187,000    408,224
  #China Electric Manufacturing Corp.....................  1,148,900    669,858
  *China General Plastics Corp...........................  1,086,000    478,973
  #China Glaze Co., Ltd..................................    518,139    226,625
  *China ManMade Fibers Corp.............................  4,563,879  1,535,277
   China Metal Products Co., Ltd.........................  1,023,278    931,094
   China Motor Corp......................................  1,379,609  1,236,373
  *China Rebar Co., Ltd..................................     55,174         --
   China Steel Chemical Corp.............................    543,554  2,363,154
   China Steel Structure Co., Ltd........................    474,000    465,562
   China Synthetic Rubber Corp...........................  1,851,563  1,979,637
  *China United Trust & Investment Corp..................    164,804         --
  *China Wire & Cable Co., Ltd...........................    592,000    203,453
  #Chinese Gamer International Corp......................    151,000    252,793
   Chinese Maritime Transport, Ltd.......................    436,850    502,044
  #Chin-Poon Industrial Co., Ltd.........................  1,459,207  1,584,270
   Chipbond Technology Corp..............................  1,481,000  2,506,794
  #Chong Hong Construction Co............................    564,646  1,291,101
  *Chou Chin Industrial Co., Ltd.........................        825         --
  #Chroma Ate, Inc.......................................  1,189,821  2,262,157
  *Chun Yu Works & Co., Ltd..............................    822,000    283,925
  #Chun Yuan Steel Industrial Co., Ltd...................  1,637,529    619,050
  *Chung Hung Steel Corp.................................  3,418,979    862,198
 #*Chung Hwa Pulp Corp...................................  2,081,031    632,150
   Chung-Hsin Electric & Machinery Manufacturing Corp....  1,533,000    805,040
  *Chunghwa Chemical Synthesis & Biotech Co., Ltd........    195,000    334,606
  *Chungwa Picture Tubes Co., Ltd........................ 16,175,000    502,853
   Clevo Co., Ltd........................................  1,613,000  2,106,539
 #*CMC Magnetics Corp.................................... 10,279,960  1,532,474
  *CoAsia Microelectronics Corp..........................    200,000    157,586
  #Collins Co., Ltd......................................    555,431    213,687
 #*Compal Communications, Inc............................  1,153,000  1,026,862
  #Compeq Manufacturing Co., Ltd.........................  3,744,000  1,381,392
  *Concord Securities Corp...............................    643,000    133,486
   Continental Holdings Corp.............................  1,599,067    574,511
  *Coretronic Corp.......................................  2,328,000  1,685,850
  *Cosmo Electronics Corp................................    244,137    207,240
 #*Cosmos Bank Taiwan....................................  1,145,000    273,835
  #Coxon Precise Industrial Co., Ltd.....................    416,000    788,023
   Creative Sensor, Inc..................................     85,000     41,567
  *Crystalwise Technology, Inc...........................    266,000    190,992
   CSBC Corp. Taiwan.....................................  1,325,610    771,148
   CTCI Corp.............................................    878,013  1,744,731
  #CviLux Corp...........................................    238,039    334,500
  #Cyberlink Corp........................................    301,281  1,087,229
  *CyberPower Systems, Inc...............................     67,000    120,284
  #Cybertan Technology, Inc..............................  1,152,779    803,860
  #Da Cin Construction Co., Ltd..........................    639,711    414,693
   Dah Fung CATV Co., Ltd................................    201,400    373,007
  *Da-Li Construction Co., Ltd...........................     40,000     36,995
   Darfon Electronics Corp...............................  1,186,550    673,440

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
TAIWAN -- (Continued)
  #Davicom Semiconductor, Inc.............................   127,888 $   66,447
   De Licacy Industries Co., Ltd..........................    70,000     21,128
   Delpha Construction Co., Ltd...........................   859,931    258,643
   Depo Auto Parts Industrial Co., Ltd....................   387,000    807,380
  *Der Pao Construction Co., Ltd..........................     2,523     13,360
   DFI, Inc...............................................   143,524    108,288
  *Dimerco Express Corp...................................   347,000    218,645
   D-Link Corp............................................ 2,537,665  1,423,652
   Dynamic Electronics Co., Ltd...........................   993,312    311,475
  *Dynapack International Technology Corp.................   490,000  1,777,388
  *Eastern Media International Corp....................... 3,279,337    431,655
   Eclat Textile Co., Ltd.................................   543,022  1,604,641
  *Edimax Technology Co., Ltd.............................   587,000    218,777
  *Edison Opto Corp.......................................   301,000    324,071
   Edom Technology Co., Ltd...............................   172,776     57,097
  *eGalax_eMPIA Technology, Inc...........................   150,000    251,946
   Elan Microelectronics Corp............................. 1,342,715  2,074,303
 #*E-Lead Electronic Co., Ltd.............................   228,942    196,627
  #E-LIFE MALL Corp., Ltd.................................   313,000    698,323
  #Elite Advanced Laser Corp..............................   263,000    293,891
  #Elite Material Co., Ltd................................ 1,083,350  1,070,401
   Elite Semiconductor Memory Technology, Inc............. 1,008,200    668,434
  #Elitegroup Computer Systems Co., Ltd................... 2,567,182    694,509
   eMemory Technology, Inc................................   237,000    449,825
   ENG Electric Co., Ltd..................................   467,580    382,538
  #EnTie Commercial Bank.................................. 1,567,603    756,114
  *Episil Technologies, Inc...............................   484,000    124,229
  #Eternal Chemical Co., Ltd.............................. 2,732,794  2,125,646
 #*E-Ton Solar Tech Co., Ltd..............................   746,000    227,281
  *Etron Technology Inc...................................   605,000    138,836
  *Everest Textile Co., Ltd...............................   978,562    252,161
   Evergreen International Storage & Transport Corp....... 2,334,000  1,439,720
  #Everlight Chemical Industrial Corp..................... 1,338,175    809,611
  #Everlight Electronics Co., Ltd......................... 1,352,000  1,408,953
   Excel Cell Electronics Co., Ltd........................   105,000     36,630
  #Excelsior Medical Co., Ltd.............................   335,654    612,675
   Far Eastern International Bank......................... 5,021,770  1,847,297
  #Faraday Technology Corp................................ 1,207,648  1,477,348
  *Farglory F T Z Investment Holding Co., Ltd.............   235,000    149,770
   Federal Corp........................................... 1,432,682    924,185
  *Feedback Technology Corp...............................   107,000    216,102
   Feng Hsin Iron & Steel Co., Ltd........................ 1,664,100  2,630,285
  #Feng Tay Enterprise Co., Ltd...........................   891,006    999,870
  *Firich Enterprises Co., Ltd............................   561,610    647,684
  *First Copper Technology Co., Ltd.......................   834,000    285,365
  #First Hotel............................................   562,019    363,323
   First Insurance Co., Ltd...............................   883,179    445,245
   First Steamship Co., Ltd...............................   554,200    427,418
  #FLEXium Interconnect, Inc..............................   579,362  2,355,524
  #Flytech Technology Co., Ltd............................   278,206    576,718
   Forhouse Corp.......................................... 1,683,635    819,977
  #Formosa Advanced Technologies Co., Ltd.................   550,000    291,556
 #*Formosa Epitaxy, Inc................................... 1,263,811    828,951
   Formosa International Hotels Corp......................   143,858  1,536,867
  *Formosa Laboratories, Inc..............................   114,000    174,927
   Formosa Oilseed Processing Co., Ltd....................   304,567    133,952
  *Formosa Optical Technology Co., Ltd....................   133,000    341,470
   Formosan Rubber Group, Inc............................. 1,698,000  1,147,860
   Formosan Union Chemical Corp........................... 1,114,218    622,218
  #Fortune Electric Co., Ltd..............................   502,078    204,379
   Founding Construction & Development Co., Ltd...........   643,745    391,693

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                          ---------- ----------
TAIWAN -- (Continued)
  *Foxlink Image Technology Co., Ltd.....................    410,000 $  302,144
  *Froch Enterprise Co., Ltd.............................    620,000    209,566
   FSP Technology, Inc...................................    642,887    567,293
   Fu I Industrial Co., Ltd..............................      6,701     12,135
  #Fullerton Technology Co., Ltd.........................    398,600    317,021
  *Fulltech Fiber Glass Corp.............................    709,000    311,220
   Fwusow Industry Co., Ltd..............................    694,477    358,778
  #G Shank Enterprise Co., Ltd...........................    669,013    376,407
   Gamania Digital Entertainment Co., Ltd................    356,000    303,038
   Gem Terminal Industries Co., Ltd......................     23,386      9,440
   Gemtek Technology Corp................................  1,217,219  1,198,713
   General Plastic Industrial Co., Ltd...................    137,553    115,730
 #*Genesis Photonics, Inc................................    903,363    615,978
  #Genius Electronic Optical Co., Ltd....................    161,030  1,077,973
  *Genmont Biotech, Inc..................................    126,000    175,065
   GeoVision, Inc........................................    152,207    572,333
  #Getac Technology Corp.................................  1,446,360    652,639
   Giant Manufacturing Co., Ltd..........................    112,776    582,509
 #*Giantplus Technology Co., Ltd.........................    816,900    232,833
  *Giga Solar Materials Corp.............................     52,000    350,557
   Giga Solution Tech Co., Ltd...........................    365,446    187,409
  #Gigabyte Technology Co., Ltd..........................  1,996,800  1,645,713
  #Gigastorage Corp......................................  1,087,561    572,003
 #*Gintech Energy Corp...................................  1,351,936    970,401
  #Global Brands Manufacture, Ltd........................  1,002,359    341,549
  #Global Mixed Mode Technology, Inc.....................    286,000    920,686
  #Global Unichip Corp...................................    307,000    972,811
  #Globe Union Industrial Corp...........................    950,944    411,597
   Gloria Material Technology Corp.......................  1,582,015  1,243,410
  *Gold Circuit Electronics, Ltd.........................  1,804,227    341,225
   Goldsun Development & Construction Co., Ltd...........  5,187,722  1,827,236
   Good Will Instrument Co., Ltd.........................    191,146    114,836
  #Grand Pacific Petrochemical Corp......................  3,821,000  1,966,151
  #Grape King, Inc.......................................    419,000    966,589
  #Great China Metal Industry Co., Ltd...................    576,000    631,404
   Great Taipei Gas Co., Ltd.............................  1,220,000    795,325
  #Great Wall Enterprise Co., Ltd........................  1,476,057  1,262,110
 #*Green Energy Technology, Inc..........................  1,128,457    540,122
 #*G-Tech Optoelectronics Corp...........................    353,000    855,300
  *GTM Corp..............................................    524,000    235,569
   Hannstar Board Corp...................................  1,049,049    491,218
  *HannStar Display Corp................................. 10,217,494    805,938
  *HannsTouch Solution, Inc..............................  2,778,130    773,237
  #Harvatek Corp.........................................    672,623    252,924
  #Hey Song Corp.........................................  1,487,000  1,737,538
   Highwealth Construction Corp..........................    251,000    365,599
  #Hiti Digital, Inc.....................................    374,573    154,443
  #Hitron Technologies, Inc..............................    650,213    320,087
 #*Ho Tung Holding Corp..................................  2,522,182  1,251,498
   Hocheng Corp..........................................    957,700    287,650
   Hold-Key Electric Wire & Cable Co., Ltd...............    360,191    120,234
   #Holiday Entertainment Co., Ltd.......................    248,800    343,764
   Holtek Semiconductor, Inc.............................    640,000    632,643
   Holy Stone Enterprise Co., Ltd........................  1,166,183    941,495
   Hong Ho Precision Textile Co., Ltd....................      4,000      2,341
   Hong Tai Electric Industrial Co., Ltd.................    918,000    296,781
   Hong Yi Fiber Industry Co., Ltd.......................     75,652     23,287
  *Horizon Securities Co., Ltd...........................    616,000    139,135
 #*Hota Industrial Manufacturing Co., Ltd................    706,000    420,886
   Howarm Construction Co., Ltd..........................    307,813    231,652
  #Hsin Kuang Steel Co., Ltd.............................  1,012,443    580,020

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
TAIWAN -- (Continued)
  *Hsin Yung Chien Co., Ltd...............................   120,000 $  321,007
   Hsing Ta Cement Co., Ltd...............................   620,000    222,824
   Hu Lane Associate, Inc.................................   114,559    181,289
  *Hua Eng Wire & Cable Co., Ltd.......................... 1,815,565    661,358
   Huaku Development Co., Ltd.............................   911,816  1,854,886
  #Huang Hsiang Construction Co...........................   432,800  1,021,436
  *Huga Optotech, Inc.....................................   137,000     44,026
   Hung Ching Development & Construction Co., Ltd.........   449,000    175,818
   Hung Poo Real Estate Development Corp..................   939,185    864,882
   Hung Sheng Construction Co., Ltd....................... 2,016,400  1,089,755
  *Hwa Fong Rubber Co., Ltd...............................   796,670    164,247
   Ibase Technology, Inc..................................   332,247    391,776
 #*Ichia Technologies, Inc................................ 1,433,000    553,533
 #*I-Chiun Precision Industry Co., Ltd....................   822,313    491,856
  *ICP Electronics, Inc...................................   742,300    922,576
  #ILI Technology Corp....................................   196,000    600,185
 #*Infortrend Technology, Inc............................. 1,012,163    529,304
 #*Inotera Memories, Inc.................................. 6,159,000    835,201
  #Insyde Software Corp...................................   100,000    294,964
 #*Integrated Memory Logic, Ltd...........................   201,001    663,294
  *International Games System Co., Ltd....................   217,000    776,315
   Inventec Corp.......................................... 2,692,014    919,800
  #I-Sheng Electric Wire & Cable Co., Ltd.................   419,000    565,826
 #*ITE Technology, Inc....................................   706,408    503,481
   ITEQ Corp.............................................. 1,127,614  1,178,033
  *J Touch Corp...........................................   322,000    213,693
  *Janfusun Fancyworld Corp...............................   655,000    101,937
  *Jenn Feng New Energy Co., Ltd..........................    33,000      9,035
   Jentech Precision Industrial Co., Ltd..................   213,868    432,754
 #*Jess-Link Products Co., Ltd............................   622,900    489,415
  *Jih Sun Financial Holdings Co., Ltd....................   949,154    247,345
   Johnson Health Tech Co., Ltd...........................   217,758    528,348
   Jui Li Enterprise Co., Ltd.............................   241,080     63,211
   Kang Na Hsiung Enterprise Co., Ltd.....................   377,020    158,015
  *Kao Hsing Chang Iron & Steel Corp......................   784,000    158,663
   Kaori Heat Treatment Co., Ltd..........................   233,200    301,046
  #Kaulin Manufacturing Co., Ltd..........................   498,330    279,495
  *KD Holding Corp........................................     7,000     33,541
  #Kee Tai Properties Co., Ltd............................ 1,362,473    885,403
  #Kenda Rubber Industrial Co., Ltd....................... 1,778,449  2,067,282
  *Kenmec Mechanical Engineering Co., Ltd.................   277,000     78,875
   Kerry TJ Logistics Co., Ltd............................ 1,241,000  1,977,674
   Kian Shen Corp.........................................     1,000      1,580
   King Core Electronics, Inc.............................    10,729      6,109
  #King Slide Works Co., Ltd..............................   176,550    990,028
   King Yuan Electronics Co., Ltd......................... 4,525,979  2,459,330
   Kingdom Construction Co., Ltd.......................... 1,482,000    951,145
  *King's Town Bank....................................... 3,069,701  2,098,471
   King's Town Construction Co., Ltd......................   758,210    730,725
   Kinik Co...............................................   495,000    673,363
  #Kinko Optical Co., Ltd.................................   570,000    752,986
   Kinpo Electronics, Inc................................. 4,020,157    808,556
  #KS Terminals, Inc......................................   320,482    233,039
  #Kung Long Batteries Industrial Co., Ltd................   271,000    545,663
  *Kung Sing Engineering Corp.............................   330,000     93,850
  *Kuo Toong International Co., Ltd.......................   256,000    149,074
  #Kuoyang Construction Co., Ltd.......................... 1,588,000    719,522
  *Kwong Fong Industries Corp............................. 1,307,200    719,491
 #*KYE Systems Corp....................................... 1,054,903    302,980
   L&K Engineering Co., Ltd...............................   523,048    492,999
   Lan Fa Textile Co., Ltd................................   761,933    202,969

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                          ---------- ----------
TAIWAN -- (Continued)
   Laser Tek Taiwan Co., Ltd.............................     45,150 $   29,651
   LCY Chemical Corp.....................................    345,383    356,674
   Leader Electronics, Inc...............................    316,000    174,500
  #Leadtrend Technology Corp.............................    136,086    212,175
   Lealea Enterprise Co., Ltd............................  2,630,542    921,263
   Ledtech Electronics Corp..............................    189,000     58,216
  #Lee Chi Enterprises Co., Ltd..........................    687,000    253,663
 #*Leofoo Development Co., Ltd...........................    914,000    471,836
  #Les Enphants Co., Ltd.................................    666,754    461,613
  *Lextar Electronics Corp...............................    620,000    489,387
 #*Li Peng Enterprise Co., Ltd...........................  1,970,722    557,597
   Lian HWA Food Corp....................................    215,157    253,744
   Lien Hwa Industrial Corp..............................  1,842,676  1,154,536
  #Lingsen Precision Industries, Ltd.....................  1,361,506    656,212
  #LITE-ON IT Corp.......................................  1,579,423  1,323,409
  #Lite-On Semiconductor Corp............................  1,108,730    473,757
  *Long Bon International Co., Ltd.......................  1,100,945    719,371
  *Long Chen Paper Co., Ltd..............................  1,514,674    388,096
  *Longwell Co...........................................    382,000    386,551
  #Lotes Co., Ltd........................................    226,778    681,318
  *Lucky Cement Corp.....................................    677,000    143,154
  #Lumax International Corp., Ltd........................    368,770    699,942
   Macroblock, Inc.......................................    107,000    397,438
   Macronix International Co., Ltd....................... 13,013,481  3,380,857
  *MacroWell OMG Digital Entertainment Co., Ltd..........     35,000    110,416
  *Makalot Industrial Co., Ltd...........................    479,202  1,446,386
  #Marketech International Corp..........................    517,000    252,786
   Masterlink Securities Corp............................  3,843,000  1,121,649
 #*Mayer Steel Pipe Corp.................................    760,567    286,309
   Maywufa Co., Ltd......................................    170,322     89,785
  *Medigen Biotechnology Corp............................    284,000  1,149,659
  *Meiloon Co., Ltd......................................    428,053    150,824
   Mercuries & Associates, Ltd...........................  1,142,438    976,225
   Merida Industry Co., Ltd..............................    747,696  2,863,884
   Merry Electronics Co., Ltd............................    813,481    959,407
  #Microbio Co., Ltd.....................................    933,180    916,118
 #*Microelectronics Technology, Inc......................  1,557,527    590,594
  *Microlife Corp........................................     34,000     55,983
   Micro-Star International Co., Ltd.....................  3,209,075  1,448,953
  #Min Aik Technology Co., Ltd...........................    561,316  1,511,790
  #Mirle Automation Corp.................................    512,009    324,948
  #Mitac International Corp..............................  4,439,000  1,467,353
  *Mosel Vitelic, Inc....................................     23,644      1,481
 #*Motech Industries, Inc................................  1,116,000    859,593
   MPI Corp..............................................    239,000    351,856
  #Nak Sealing Technologies Corp.........................    213,954    345,139
  #Namchow Chemical Industrial Co., Ltd..................    660,000    630,426
  *Nan Ren Lake Leisure Amusement Co., Ltd...............    276,000     94,515
   Nankang Rubber Tire Co., Ltd..........................  2,148,952  2,482,215
  #Nantex Industry Co., Ltd..............................    903,138    576,552
  *Nanya Technology Corp.................................  2,937,000    140,514
  #National Petroleum Co., Ltd...........................    711,824    713,653
 #*Neo Solar Power Corp..................................  2,040,000    982,802
  *Netronix, Inc.........................................    236,000    413,334
   New Asia Construction & Development Co., Ltd..........    489,137    135,262
  *New Era Electronics Co., Ltd..........................    245,000    209,239
   Newmax Technology Co., Ltd............................    247,000    347,568
  *Nexcom International Co., Ltd.........................    117,000     99,914
  #Nichidenbo Corp.......................................    286,984    197,714
  #Nien Hsing Textile Co., Ltd...........................  1,032,612    706,801
  *Nishoku Technology, Inc...............................     55,000    100,596

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                          ---------- ----------
TAIWAN -- (Continued)
  *Nuvoton Technology Corp...............................    213,000 $  205,916
  *Ocean Plastics Co., Ltd...............................    580,200    466,545
   OptoTech Corp.........................................  2,171,886    805,263
  *Orient Semiconductor Electronics, Ltd.................  1,846,000    252,431
  #Oriental Union Chemical Corp..........................  2,601,267  2,757,785
  #Orise Technology Co., Ltd.............................    322,000    356,986
   Pacific Construction Co., Ltd.........................    661,921    176,772
  *Pan Jit International, Inc............................  1,280,541    424,530
  *Pan-International Industrial Corp.....................  1,366,893  1,127,790
  #Paragon Technologies Co., Ltd.........................    276,571    318,775
   PChome Online, Inc....................................     53,000    239,607
  #Phihong Technology Co., Ltd...........................    936,901    613,191
  *Phoenix Tours International, Inc......................    171,000    366,585
 #*Phytohealth Corp......................................    561,926    874,342
  *Picvue Electronics, Ltd...............................     72,760         --
 #*Pihsiang Machinery Manufacturing Co., Ltd.............    505,534    597,601
 #*Pixart Imaging, Inc...................................    303,150    626,957
   Plotech Co., Ltd......................................    146,000     56,421
  #Polytronics Technology Corp...........................    223,027    388,992
  *Portwell, Inc.........................................    292,000    279,557
  *Posiflex, Inc.........................................     21,000     40,325
  *Potrans Electrical Corp...............................    228,000     34,029
  *Power Quotient International Co., Ltd.................    905,000    377,262
   Powercom Co., Ltd.....................................    677,140    151,100
 #*Powertech Industrial Co., Ltd.........................    363,000    233,490
  *Poya Co., Ltd.........................................     93,000    218,290
  *President Securities Corp.............................  2,848,488  1,534,353
   Prime Electronics and Satellitics, Inc................    490,879    429,768
   Prince Housing & Development Corp.....................  3,051,782  2,050,250
  *Procomp Informatics, Ltd..............................     21,675         --
  *Prodisc Technology, Inc...............................  1,707,199      9,935
  #Promate Electronic Co., Ltd...........................    602,000    480,973
 #*Promise Technology, Inc...............................    503,286    189,224
  *Protop Technology Co., Ltd............................    192,000      1,380
  *P-Two Industries, Inc.................................     13,000      7,071
 #*Qisda Corp............................................  5,565,900  1,198,639
  *Quanta Storage, Inc...................................    352,000    209,186
  #Quintain Steel Co., Ltd...............................  1,312,824    280,505
  #Radium Life Tech Corp.................................  2,143,902  1,332,960
   Ralec Electronic Corp.................................    103,209     95,852
  #Realtek Semiconductor Corp............................  1,659,420  3,119,720
  #Rechi Precision Co., Ltd..............................  1,012,387    721,863
  *Rexon Industrial Corp., Ltd...........................    126,000     23,445
  *Rich Development Co., Ltd.............................  1,063,974    515,171
   Richtek Technology Corp...............................    539,000  2,929,959
 #*Ritek Corp............................................ 10,463,387  1,069,488
  *Ruentex Engineering & Construction Co.................     14,000     17,227
  *Run Long Construction Co., Ltd........................    296,000    351,257
  *Sainfoin Technology Corp..............................    131,260         --
   Sampo Corp............................................  2,369,327    732,361
   San Fang Chemical Industry Co., Ltd...................    487,789    384,633
  *San Shing Fastech Corp................................     18,000     26,195
 #*Sanyang Industrial Co., Ltd...........................  2,704,628  1,719,689
  #Sanyo Electric Taiwan Co., Ltd........................    508,000    513,594
   SCI Pharmtech, Inc....................................     71,936    153,006
  #SDI Corp..............................................    446,000    293,490
   Senao International Co., Ltd..........................    375,541  1,221,521
 #*Sercomm Corp..........................................    649,000    871,778
  #Sesoda Corp...........................................    489,250    517,182
   Shan-Loong Transportation Co., Ltd....................     24,000     17,536
   Sheng Yu Steel Co., Ltd...............................    552,980    338,711

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
TAIWAN -- (Continued)
  #ShenMao Technology, Inc................................   341,891 $  368,700
   Shih Wei Navigation Co., Ltd...........................   650,598    536,551
  #Shihlin Electric & Engineering Corp.................... 1,191,000  1,414,082
 #*Shihlin Paper Corp.....................................   446,000    681,748
   Shin Hai Gas Corp......................................     1,050      1,355
  #Shin Zu Shing Co., Ltd.................................   394,144  1,361,091
 #*Shining Building Business Co., Ltd.....................   855,882    593,405
  #Shinkong Insurance Co., Ltd............................   798,131    509,374
   Shinkong Synthetic Fibers Co., Ltd..................... 7,179,395  2,201,323
   Shiny Chemical Industrial Co., Ltd.....................   186,000    246,936
  *Shuttle, Inc........................................... 1,025,152    348,790
  #Sigurd Microelectronics Corp........................... 1,526,974  1,266,433
  *Silicon Integrated Systems Corp........................ 2,289,820    837,792
  #Silitech Technology Corp...............................   495,533    736,801
  #Sinbon Electronics Co., Ltd............................   640,000    561,313
   Sincere Navigation Corp................................ 1,244,786  1,043,215
  *Singatron Enterprise Co., Ltd..........................   163,000    128,160
   Sinkang Industries, Ltd................................   153,521     51,832
  #Sinkong Textile Co., Ltd...............................   695,542    835,013
   Sinmag Equipment Corp..................................   109,200    450,573
 #*Sino-American Silicon Products, Inc.................... 1,231,000  1,187,699
  #Sinon Corp............................................. 1,348,510    590,567
  #Sinphar Pharmaceutical Co., Ltd........................   464,588    451,336
  #Sinyi Realty Co., Ltd..................................   610,636    816,834
  *Sirtec International Co., Ltd..........................   295,000    327,747
  #Sitronix Technology Corp...............................   427,879    535,947
  *Siward Crystal Technology Co., Ltd.....................   447,000    124,255
   Skymedi Corp...........................................   205,000    190,311
  *Soft-World International Corp..........................   390,000    594,109
   Solar Applied Materials Technology Co..................   980,581  1,092,738
  *Solomon Technology Corp................................   147,138     55,621
 #*Solytech Enterprise Corp...............................   702,000    203,944
  #Sonix Technology Co., Ltd..............................   625,000    772,863
   Southeast Cement Co., Ltd..............................   899,700    392,289
   Spirox Corp............................................    66,000     25,172
   Sporton International, Inc.............................    79,960    181,402
  *St. Shine Optical Co., Ltd.............................   146,000  1,906,941
  #Standard Chemical & Pharmaceutical Co., Ltd............   331,571    274,387
   Star Comgistic Capital Co., Ltd........................   344,785    123,620
  #Stark Technology, Inc..................................   445,860    366,689
  #Sunonwealth Electric Machine Industry Co., Ltd.........   576,487    345,143
  *Sunplus Technology Co., Ltd............................ 2,080,000    579,813
  #Sunrex Technology Corp.................................   768,736    322,255
   Sunspring Metal Corp...................................   167,000    153,418
  #Super Dragon Technology Co., Ltd.......................   202,382    160,637
  #Supreme Electronics Co., Ltd...........................   743,000    270,655
  *Swancor Ind Co., Ltd...................................    70,000     93,409
   Sweeten Construction Co., Ltd..........................   386,889    211,366
   Syncmold Enterprise Corp...............................   398,000    685,690
  *Synmosa Biopharma Corp.................................   175,000    177,265
  *Sysage Technology Co., Ltd.............................   100,000     84,298
   Sysware Systex Corp....................................   242,388    255,856
   Ta Chen Stainless Pipe Co., Ltd........................ 1,927,953    933,477
  *Ta Chong Bank, Ltd..................................... 5,718,322  1,793,477
  *Ta Chong Securities Co., Ltd...........................    84,000     20,856
   Ta Ya Electric Wire & Cable Co., Ltd................... 2,147,306    494,373
  #Ta Yih Industrial Co., Ltd.............................   194,000    318,196
  #Tah Hsin Industrial Corp...............................   455,000    427,920
  *TAI Roun Products Co., Ltd.............................   239,000     85,047
  #TA-I Technology Co., Ltd...............................   655,778    372,306
   Taichung Commercial Bank............................... 6,136,592  1,941,231

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
TAIWAN -- (Continued)
  *TaiDoc Technology Corp.................................    87,000 $  126,860
 #*Taiflex Scientific Co., Ltd............................   626,000    653,582
  *Taimide Tech, Inc......................................   162,000    168,577
  #Tainan Enterprises Co., Ltd............................   465,370    452,085
  #Tainan Spinning Co., Ltd............................... 3,639,988  1,605,370
  #Taisun Enterprise Co., Ltd............................. 1,127,428    601,330
   Taita Chemical Co., Ltd................................   724,952    214,486
  #Taiwan Acceptance Corp.................................   264,480    567,665
  *Taiwan Business Bank...................................   758,933    210,938
  #Taiwan Cogeneration Corp............................... 1,235,566    792,407
  #Taiwan Fire & Marine Insurance Co., Ltd................   853,338    598,452
  *Taiwan Flourescent Lamp Co., Ltd.......................   176,000     17,954
   Taiwan Fu Hsing Industrial Co., Ltd....................   506,000    400,043
   Taiwan Hon Chuan Enterprise Co., Ltd...................   938,814  1,997,210
  *Taiwan Hopax Chemicals Manufacturing Co., Ltd..........   192,120     76,285
  *Taiwan Kolin Co., Ltd.................................. 1,356,000         --
  *Taiwan Land Development Corp........................... 2,458,483    957,241
 #*Taiwan Life Insurance Co., Ltd......................... 1,360,232    806,459
  #Taiwan Line Tek Electronic Co., Ltd....................   301,529    304,715
   Taiwan Mask Corp.......................................   791,412    250,462
   Taiwan Navigation Co., Ltd.............................   610,777    478,783
   Taiwan Paiho Co., Ltd.................................. 1,041,287    568,010
  *Taiwan PCB Techvest Co., Ltd...........................   665,548    919,675
  #Taiwan Prosperity Chemical Corp........................   442,000    504,863
  #Taiwan Pulp & Paper Corp............................... 1,554,980    455,779
  #Taiwan Sakura Corp.....................................   934,003    498,271
   Taiwan Secom Co., Ltd..................................   939,332  1,998,936
  *Taiwan Semiconductor Co., Ltd..........................   335,000    143,170
  #Taiwan Sogo Shinkong Security Co., Ltd.................   997,278  1,128,324
  *Taiwan Styrene Monomer Corp............................ 2,280,303    577,848
  *Taiwan Surface Mounting Technology Co., Ltd............   707,000  1,048,637
  #Taiwan Tea Corp........................................ 2,487,897  1,203,016
  *Taiwan Union Technology Corp...........................   560,000    270,295
   Taiyen Biotech Co., Ltd................................   710,000    473,690
  *Tang Eng Iron Works Co., Ltd...........................    54,000     49,703
 #*Tatung Co., Ltd........................................ 8,166,455  1,872,950
  *Te Chang Construction Co., Ltd.........................   107,000    111,700
   Teco Electric & Machinery Co., Ltd..................... 4,753,000  3,227,136
  *Tecom, Ltd.............................................   108,114      7,097
  *Tekcore Co., Ltd.......................................   127,000     49,646
  #Ten Ren Tea Co., Ltd...................................   178,980    274,471
  #Test Research, Inc.....................................   575,926    941,080
   Test-Rite International Co., Ltd....................... 1,270,495    940,860
  *ThaiLin Semiconductor Corp.............................   120,000     40,183
  #Thinking Electronic Industrial Co., Ltd................   319,204    303,921
  #Thye Ming Industrial Co., Ltd..........................   671,360    637,411
   TNC Industrial Corp., Ltd..............................   197,000    137,820
   Ton Yi Industrial Corp................................. 2,949,644  1,659,582
  #Tong Hsing Electronic Industries, Ltd..................   431,963  1,497,671
  #Tong Yang Industry Co., Ltd............................ 1,490,382  1,201,114
  #Tong-Tai Machine & Tool Co., Ltd.......................   709,313    528,882
  #Topco Scientific Co., Ltd..............................   541,082    799,512
  *Topco Technologies Corp................................    46,000     92,594
   Topoint Technology Co., Ltd............................   565,111    317,963
  *Toung Loong Textile Manufacturing......................    88,000     68,763
  *Transasia Airways Corp.................................   232,000    110,334
   Transcend Information, Inc.............................   724,651  1,821,416
  #Tsann Kuen Enterprise Co., Ltd.........................   399,686    826,026
  *TSC Auto ID Technology Co., Ltd........................    17,000     49,598
  #TTET Union Corp........................................   270,000    459,783
 #*TTY Biopharm Co., Ltd..................................   555,280  1,733,163

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                          ---------- ----------
TAIWAN -- (Continued)
  #Tung Ho Steel Enterprise Corp.........................  2,725,000 $2,582,190
  #Tung Ho Textile Co., Ltd..............................    598,000    164,565
   Tung Thih Electronic Co., Ltd.........................    167,000    384,707
   TXC Corp..............................................  1,074,053  1,865,407
   TYC Brother Industrial Co., Ltd.......................    717,218    254,769
 #*Tycoons Group Enterprise Co., Ltd.....................  1,896,182    286,631
 #*Tyntek Corp...........................................  1,341,393    290,326
  *Tze Shin International Co., Ltd.......................    356,416    170,208
  *Ubright Optronics Corp................................     88,000    415,107
 #*Union Bank of Taiwan..................................  3,222,537  1,102,492
   Unitech Electronics Co., Ltd..........................    281,804    134,550
  #Unitech Printed Circuit Board Corp....................  2,274,370    666,226
   United Integration Service Co., Ltd...................    881,439    773,034
 #*Unity Opto Technology Co., Ltd........................  1,024,500    831,571
   Universal Cement Corp.................................  1,409,191    672,449
  *Universal Microelectronics Co., Ltd...................     84,000     18,499
   Universal, Inc........................................     98,971     55,552
   Unizyx Holding Corp...................................  1,515,430    616,600
  #UPC Technology Corp...................................  2,893,910  1,489,843
   Userjoy Technology Co., Ltd...........................     41,000     66,918
   USI Corp..............................................  2,917,734  2,195,102
  *Vanguard International Semiconductor Corp.............  1,143,000    740,431
   Ve Wong Corp..........................................    433,696    286,436
  *Veutron Corp..........................................     51,628      5,329
  *Via Technologies, Inc.................................  1,520,500    696,174
   Viking Tech Corp......................................     43,000     32,687
  #Visual Photonics Epitacy Co., Ltd.....................    859,696    900,556
  *Vivotek, Inc..........................................    187,000    584,818
 #*Wafer Works Corp......................................    411,580    162,696
  *Wah Hong Industrial Corp..............................     91,000    125,675
   Wah Lee Industrial Corp...............................    693,000    886,441
  *Walsin Lihwa Corp.....................................  3,797,000  1,038,098
  *Walsin Technology Corp., Ltd..........................  2,165,873    480,490
  *Walton Advanced Engineering, Inc......................  1,137,197    296,949
  *Walton Chaintech Corp.................................    171,526    268,214
  *Wan Hai Lines Co., Ltd................................  1,866,000    912,191
   WAN HWA Enterprise Co., Ltd...........................    609,608    298,223
   Waterland Financial Holdings Co., Ltd.................  5,179,131  1,566,362
  *Ways Technical Corp., Ltd.............................    203,000    370,273
  *WEI Chih Steel Industrial Co., Ltd....................    433,000     65,893
  #Wei Chuan Foods Corp..................................  1,542,000  1,640,201
  *Wei Mon Industry Co., Ltd.............................    975,000    463,860
  #Weikeng Industrial Co., Ltd...........................    795,100    553,513
   Well Shin Technology Co., Ltd.........................    226,000    310,029
  *Wellypower Optronics Corp.............................    491,000    190,514
 #*Weltrend Semiconductor, Inc...........................    951,833    335,101
 #*Win Semiconductors Corp...............................  1,253,000  1,279,291
 #*Winbond Electronics Corp.............................. 11,263,138  1,516,173
  *Wintek Corp...........................................  6,673,000  2,632,828
   Wisdom Marine Lines Co., Ltd..........................    235,400    307,532
  #Wistron NeWeb Corp....................................    802,069  1,192,389
  #WT Microelectronics Co., Ltd..........................  1,087,879  1,314,867
  *WUS Printed Circuit Co., Ltd..........................  1,301,000    527,093
  *XAC Automation Corp...................................    107,000     92,500
  *Xxentria Technology Materials Corp....................    469,000    699,065
 #*Yageo Corp............................................  7,705,000  2,228,708
  *Yang Ming Marine Transport Corp.......................  2,097,000    817,680
   YC INOX Co., Ltd......................................  1,182,171    622,678
  *YeaShin International Development Co., Ltd............    312,000    231,666
  #Yem Chio Co., Ltd.....................................  1,061,576    753,578
   YFY, Inc..............................................  4,607,212  1,875,440

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
TAIWAN -- (Continued)
 #*Yi Jinn Industrial Co., Ltd.........................    424,312 $    100,825
   Yieh Phui Enterprise Co., Ltd.......................  4,115,338    1,146,193
  #Young Fast Optoelectronics Co., Ltd.................    530,872      909,279
  #Young Optics, Inc...................................    209,111      461,612
 #*Youngtek Electronics Corp...........................    347,532      713,876
  *Yufo Electronics Co., Ltd...........................     37,000       24,442
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.....    270,869      511,625
   Yung Tay Engineering Co., Ltd.......................  1,170,000    2,330,244
  #YungShin Global Holding Corp........................    635,300      861,830
   Zeng Hsing Industrial Co., Ltd......................    151,000      507,658
  #Zenitron Corp.......................................    740,000      447,982
  #Zig Sheng Industrial Co., Ltd.......................  1,626,270      495,862
   Zinwell Corp........................................  1,171,586      945,236
  #Zippy Technology Corp...............................    397,948      277,590
                                                                   ------------
TOTAL TAIWAN...........................................             406,004,257
                                                                   ------------
THAILAND -- (3.5%)
   A.J. Plast PCL (Foreign)............................    770,388      379,539
   Aapico Hitech PCL (Foreign).........................    425,400      308,120
   Aeon Thana Sinsap (Thailand) PCL (Foreign)..........    142,500      324,286
   Amata Corp. PCL (Foreign)...........................  1,818,700      913,800
  *Apex Development PCL (Foreign)......................      3,536           --
  *Asia Green Energy PCL (Foreign).....................    619,900       75,642
   Asia Plus Securities PCL (Foreign)..................  3,856,000      286,841
   Asian Property Development PCL (Foreign)............  5,334,160    1,514,101
   Bangchak Petroleum PCL (Foreign)....................  2,535,700    2,171,684
   Bangkok Aviation Fuel Services PCL (Foreign)........  1,095,917      593,547
   Bangkok Chain Hospital PCL (Foreign)................  4,195,650    1,279,913
   Bangkok Expressway PCL (Foreign)....................  1,473,100    1,333,720
   Bangkok Insurance PCL (Foreign).....................    127,501    1,110,694
   Bangkok Life Assurance PCL (Foreign) NVDR...........  1,718,600    2,369,033
  *Bangkok Metro PCL (Foreign).........................  8,870,600      193,909
  *Bangkok Rubber PCL (Foreign)........................     14,600        1,181
   Bangkokland PCL (Foreign)........................... 39,025,670    1,680,714
   Bumrungrad Hospital PCL (Foreign)...................  1,241,000    3,067,072
   C.S. Loxinfo PCL (Foreign)..........................    694,200      208,373
   Cal-Comp Electronics (Thailand) PCL (Foreign).......  5,047,200      438,028
  *Central Paper Industry PCL (Foreign)................         20        1,370
   Central Plaza Hotel PCL (Foreign)...................  2,548,900    1,621,649
   CH Karnchang PCL (Foreign)..........................  5,219,100    1,472,927
   Charoong Thai Wire & Cable PCL (Foreign)............    452,700      144,007
   Delta Electronics Thailand PCL (Foreign)............  1,879,600    1,793,746
   Dhipaya Insurance PCL (Foreign).....................     69,500       57,255
   Diamond Building Products PCL (Foreign).............  1,542,400      395,036
  *DSG International Thailand PCL (Foreign)............    938,500      270,986
   Dynasty Ceramic PCL (Foreign).......................    777,200    1,204,470
   Eastern Water Resources Development & Management
     PCL (Foreign).....................................  3,141,200    1,301,574
   Electricity Generating PCL (Foreign)................    747,700    3,195,716
   Electricity Generating PCL (Foreign) NVDR...........     26,300      112,408
   Erawan Group PCL (Foreign)..........................  4,321,970      482,256
   Esso (Thailand) PCL (Foreign).......................  6,185,400    2,179,521
  *G J Steel PCL (Foreign)............................. 47,637,200      217,592
  *G Steel PCL (Foreign)............................... 27,015,300      308,494
  *GFPT PCL(Foreign)...................................  2,406,300      573,115
  *GMM Grammy PCL (Foreign)............................  1,031,700      649,651
   Hana Microelectronics PCL (Foreign).................  1,561,696    1,120,956
   Hermraj Land & Development PCL (Foreign)............ 18,324,100    1,877,249
   Home Product Center PCL (Foreign)...................  2,257,073      839,499
   ICC International PCL (Foreign).....................    204,600      277,028
  *Italian-Thai Development PCL (Foreign) NVDR.........  8,107,230    1,068,620
  *ITV PCL (Foreign)...................................  2,785,600       95,428

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                          ---------- ----------
THAILAND -- (Continued)
   Jasmine International PCL (Foreign)................... 12,427,200 $1,962,403
   Kang Yong Electric PCL (Foreign)......................     23,900    253,426
  *KCE Electronics PCL (Foreign).........................    553,400    175,138
   KGI Securities (Thailand) PCL (Foreign)...............  3,114,900    223,582
   Khon Kaen Sugar Industry PCL (Foreign)................  2,760,900  1,216,057
   Kiatnakin Bank PCL (Foreign)..........................    256,000    371,680
   Kiatnakin Bank PCL (Foreign) NVDR.....................  1,157,400  1,680,401
   L.P.N. Development PCL (Foreign) NVDR.................    411,500    243,007
  *Laguna Resorts & Hotels PCL (Foreign).................     80,500     93,895
   Lanna Resources PCL (Foreign).........................    869,500    695,033
   Loxley PCL (Foreign)..................................  3,670,520    555,668
   LPN Development PCL (Foreign).........................  1,488,000    878,721
   Major Cineplex Group PCL (Foreign)....................  1,940,700  1,247,367
   MBK PCL (Foreign).....................................    330,900  1,192,967
   MCOT PCL (Foreign)....................................  1,172,500  1,281,525
  *Minor International PCL (Foreign).....................  5,404,213  3,226,659
   Modernform Group PCL (Foreign)........................    331,400     74,065
   Muang Thai Insurance PCL (Foreign)....................     19,588     47,292
   Muramoto Electronic (Thailand) PCL (Foreign)..........     14,000     82,675
   Patum Rice Mill & Granary PCL (Foreign)...............      5,500     17,765
   Polyplex PCL (Foreign)................................  1,497,100    674,061
   Precious Shipping PCL (Foreign).......................  2,003,100    875,744
  *President Rice Products PCL (Foreign).................      2,700      5,638
   Preuksa Real Estate PCL (Foreign).....................  3,724,700  2,381,864
   Property Perfect PCL (Foreign)........................ 12,220,600    442,573
   Quality Houses PCL (Foreign).......................... 18,063,608  1,261,211
  *Raimon Land PCL (Foreign)............................. 13,557,900    884,692
   Ratchaburi Electricity Generating Holding PCL
     (Foreign)...........................................     37,300     65,716
  *Regional Container Lines PCL (Foreign)................  1,850,300    422,581
  *Robinson Department Store PCL (Foreign)...............  1,029,325  2,040,179
  *Rojana Industrial Park PCL (Foreign)..................  3,199,300  1,007,284
   Saha Pathana Inter-Holding PCL (Foreign)..............    680,300    654,775
   Saha-Union PCL (Foreign)..............................    581,000    720,326
  *Sahaviriya Steel Industries PCL (Foreign)............. 36,151,800    778,473
   Samart Corp. PCL (Foreign)............................  1,860,900    680,003
   Samart I-Mobile PCL (Foreign).........................  8,442,100    600,450
   Samart Telcoms PCL (Foreign)..........................  1,181,000    739,811
   Sansiri PCL (Foreign)................................. 12,672,108  1,273,412
   SC Asset Corp. PCL (Foreign)..........................  1,443,300    904,123
   SE-Education PCL (Foreign)............................    152,790     55,333
   Siam City Cement PCL (Foreign)........................    127,600  1,773,494
   Siam Future Development PCL (Foreign).................  2,177,775    540,003
  *Siam Global House PCL (Foreign).......................  1,066,800    577,777
   Siam Makro PCL (Foreign)..............................    117,200  1,758,956
   Siamgas & Petrochemicals PCL (Foreign)................  1,753,100    829,362
   Sino-Thai Engineering & Construction PCL (Foreign)....  2,222,600  1,551,832
   SNC Former PCL (Foreign)..............................    569,600    429,291
   Somboon Advance Technology PCL........................     15,850     14,609
   Somboon Advance Technology PCL (Foreign)..............    728,000    670,995
  *SPCG PCL (Foreign)....................................    666,000    332,457
   Sri Trang Agro Industry PCL (Foreign).................  2,357,590  1,215,332
  *Srithai Superware PCL (Foreign).......................    531,700    503,077
   STP & I PCL (Foreign).................................    746,935  1,389,080
   Supalai PCL (Foreign).................................  2,942,733  1,843,409
  *SVI PCL (Foreign).....................................  3,904,200    496,782
  *Tata Steel (Thailand) PCL (Foreign)...................  9,617,100    251,017
  *Thai Airways International PCL (Foreign)..............  3,877,100  2,922,056
  *Thai Airways International PCL (Foreign) NVDR.........    141,400    106,569
   Thai Carbon Black PCL (Foreign).......................    278,400    252,059
  *Thai Central Chemical PCL (Foreign)...................    105,300     71,803
   Thai Rayon PCL (Foreign)..............................      1,700      2,829

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
THAILAND -- (Continued)
  *Thai Reinsurance PCL (Foreign)......................  5,072,500 $    655,370
  *Thai Reinsurance PCL (Foreign) NVDR.................    833,200      107,650
  *Thai Rung Union Car PCL (Foreign)...................    397,300      141,291
   Thai Stanley Electric PCL (Foreign).................    156,000    1,109,560
   Thai Tap Water Supply PCL (Foreign).................  7,007,700    1,806,226
   Thai Union Frozen Products PCL (Foreign)............    116,290      273,177
   Thai Vegetable Oil PCL (Foreign)....................  1,833,175    1,471,325
   Thai Wacoal PCL (Foreign)...........................     78,000      121,517
  *Thaicom PCL (Foreign)...............................  2,518,100    1,807,445
   Thai-German Ceramic Industry PCL (Foreign)..........  1,267,900      183,670
   Thanachart Capital PCL (Foreign)....................  2,352,200    2,839,524
   Thoresen Thai Agencies PCL (Foreign)................  1,429,700      746,336
   Ticon Industrial Connection PCL (Foreign)...........  1,844,587      788,388
  *Tipco Asphalt PCL (Foreign).........................    306,190      459,535
   TIPCO Foods PCL (Foreign)...........................    130,682       24,729
   Tisco Financial Group PCL (Foreign).................  1,212,500    1,770,290
  *Toyo-Thai Corp PCL (Foreign)........................    690,600      613,992
   TPI Polene PCL (Foreign)............................  3,716,960    1,709,923
  *True Corp. PCL (Foreign)............................ 23,704,694    3,944,337
  *Tycoons Worldwide Group PCL (Foreign)...............    804,700      169,341
   Univanich Palm Oil PCL (Foreign)....................     60,700      188,140
   Vanachai Group PCL (Foreign)........................  2,634,566      417,748
   Vibhavadi Medical Center PCL (Foreign)..............    585,600      134,698
   Vinythai PCL (Foreign)..............................  2,273,034    1,364,562
   Workpoint Entertainment PCL (Foreign)...............    407,300      401,985
                                                                   ------------
TOTAL THAILAND.........................................             112,281,873
                                                                   ------------
TURKEY -- (2.8%)
   Adana Cimento Sanayii T.A.S. Series A...............    314,641      619,813
   Adana Cimento Sanayii T.A.S. Series C...............     68,238       26,660
  *Afyon Cimento Sanayi T.A.S..........................      6,850      273,352
   Akcansa Cimento A.S.................................    278,579    1,371,964
  *Akenerji Elektrik Uretim A.S........................    686,112      800,183
  *Akfen Holding A.S...................................    261,434    1,324,653
   Aksa Akrilik Kimya Sanayii A.S......................    573,911    1,507,618
   Aksigorta A.S.......................................    791,541      892,670
  *Aktas Elektrik Ticaret A.S..........................        370       30,962
   Alarko Holding A.S..................................    463,399    1,075,773
  *Albaraka Turk Katilim Bankasi A.S...................  1,724,147    1,366,406
  *Alcatel-Lucent Teletas Telekomunikasyon A.S.........          1            1
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.    110,344    2,203,504
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S............  1,341,783      688,254
  *Anadolu Cam Sanayii A.S.............................    678,223    1,014,551
   Anadolu Hayat Sigorta A.S...........................    472,005    1,180,362
   Aselsan Elektronik Sanayi Ve Ticaret A.S............    269,268    1,018,944
  *Asya Katilim Bankasi A.S............................  3,162,283    3,549,216
   Ayen Enerji A.S.....................................         --           --
   Aygaz A.S...........................................    124,525      574,164
   Bagfas Bandirma Gubre Fabrikalari A.S...............     34,971    1,078,268
  *Banvit Bandirma Vitaminli Yem Sanayii A.S...........    210,446      431,960
   Baticim Bati Anabolu Cimento Sanayii A.S............    220,953      828,434
   Bizim Toptan Satis Magazalari A.S...................    112,998    1,547,402
   Bolu Cimento Sanayii A.S............................    359,959      264,988
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......     59,854      898,290
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S.........        989       87,825
  *Boyner Buyuk Magazacilik A.S........................    217,168      499,530
   Bursa Cimento Fabrikasi A.S.........................    194,283      515,585
  *Celebi Hava Servisi A.S.............................     36,194      413,105
   Cimsa Cimento Sanayi ve Ticaret A.S.................    262,753    1,242,366
  *Deva Holding A.S....................................    212,008      239,093
  *Dogan Gazetecilik A.S...............................    114,947       93,077

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
TURKEY -- (Continued)
  *Dogan Sirketler Grubu Holding A.S...................... 5,005,457 $2,177,539
  *Dogan Yayin Holding A.S................................ 2,912,329  1,055,863
   Dogus Otomotiv Servis ve Ticaret A.S...................   490,086  1,822,621
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S........   218,428    614,563
   Eczacibasi Yatirim Holding Ortakligi A.S...............   220,616    721,337
   EGE Seramik Sanayi ve Ticaret A.S......................   393,240    498,240
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S................................ 1,137,642  1,205,862
  *Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S.....    19,461    431,807
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.
    (B03MSV9).............................................    10,276    226,445
   Gentas Genel Metal Sanayi ve Ticaret A.S...............   463,448    341,156
  *Global Yatirim Holding A.S............................. 1,487,444  1,045,178
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S........     8,540      2,382
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....    28,745    862,037
   Goodyear Lastikleri T.A.S..............................    31,518    922,889
  *GSD Holding A.S........................................ 1,349,296    519,209
  *Gubre Fabrikalari Ticaret A.S..........................   140,650    985,455
  *Gunes Sigorta A.S......................................   254,048    296,375
   Hektas Ticaret T.A.S...................................        --         --
  *Hurriyet Gazetecilik ve Matbaacilik A.S................   821,279    370,802
  *Ihlas EV Aletleri A.S..................................   387,355    153,410
  *Ihlas Holding A.S...................................... 4,740,263  3,463,524
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.............   599,231  1,511,859
  *Is Finansal Kiralama A.S...............................   872,130    476,518
   Is Yatirim Menkul Degerler A.S.........................   234,612    227,976
  *Isiklar Yatirim Holding A.S............................   237,725     84,828
  *Izmir Demir Celik Sanayi A.S...........................   429,065    973,694
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A.............................................. 1,003,252    823,068
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B..............................................   488,477    566,805
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D.............................................. 3,162,228  2,327,942
  *Karsan Otomotiv Sanayii Ve Ticaret A.S.................   266,647    165,074
   Kartonsan Karton Sanayi ve Ticaret A.S.................     5,266    708,428
  *Kerevitas Gida Sanayii ve Ticaret A.S..................     8,607    211,816
   Konya Cimento Sanayii A.S..............................     5,538    958,422
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
     Ticaret A.S..........................................   128,742    257,894
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.......... 1,246,039  3,163,627
   Mardin Cimento Sanayii ve Ticaret A.S..................   256,931    736,615
  *Marshall Boya ve Vernik A.S............................    20,057    562,370
  *Marti Otel Isletmeleri A.S.............................        --         --
  *Menderes Tekstil Sanayi ve Ticaret A.S.................   831,656    278,193
  *Metro Ticari ve Mali Yatirimlar Holding A.S............   899,014    236,064
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.........   149,549     91,756
  *Mudurnu Tavukculuk A.S.................................     1,740        437
  *Nergis Holding A.S.....................................     1,784      3,682
  *Net Holding A.S........................................ 1,294,842  1,287,109
  *Net Turizm Ticaret ve Sanayi A.S....................... 1,076,216    384,562
   Netas Telekomunikasyon A.S.............................   139,160    806,697
   Nuh Cimento Sanayi A.S.................................   266,953  1,463,022
   Otokar Otomotive Ve Savunma Sanayi A.S.................    51,928  1,150,076
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..   389,187  1,428,805
   Petkim Petrokimya Holding A.S.......................... 2,162,168  2,473,179
   Pinar Entegre Et ve Un Sanayi A.S......................   111,334    356,692
   Pinar SUT Mamulleri Sanayii A.S........................   119,566    976,720
  *Polyester Sanayi A.S...................................   569,907    381,492
  *Raks Elektronik Sanayi ve Ticaret A.S..................     2,730      1,203
  *Reysas Tasimacilik ve Lojistik Ticaret A.S.............     8,051      3,324
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.....   238,910    306,690
  *Sekerbank T.A.S........................................ 2,204,122  1,881,824
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S...............   851,455  1,021,649
  *Soda Sanayii A.S.......................................   249,252    386,816
   Soktas Tekstil Sanayi ve Ticaret A.S...................        --          1
  *TAT Konserve Sanayii A.S...............................   414,156    559,429

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        Shares      Value++
                                                      ---------- --------------
TURKEY -- (Continued)
   Tekfen Holding A.S................................    916,171 $    3,315,197
  *Tekstil Bankasi A.S...............................    870,891        335,205
   Tofas Turk Otomobil Fabrikasi A.S.................          1              6
  *Trabzonspor Sportif Yatirim ve T.A.S..............      2,812         17,290
  *Trakya Cam Sanayii A.S............................  1,329,358      1,626,630
   Turcas Petrol A.S.................................    472,965        765,444
   Turk Traktor ve Ziraat Makineleri A.S.............     76,602      1,675,666
   Turkiye Sinai Kalkinma Bankasi A.S................  3,267,245      3,756,235
   Ulker Biskuvi Sanayi A.S..........................    585,505      2,656,343
  *Uzel Makina Sanayii A.S...........................    172,635             --
  *Vakif Finansal Kiralama A.S.......................          1             --
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S...........    374,093        534,312
  *Vestel Elektronik Sanayi ve Ticaret A.S...........    587,101        590,058
   Yapi Kredi Sigorta A.S............................    167,272      1,504,298
  *Zorlu Enerji Elektrik Uretim A.S..................  1,047,913        619,710
                                                                 --------------
TOTAL TURKEY.........................................                92,008,419
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,893,797,143
                                                                 --------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.6%)
   Alpargatas SA.....................................    534,600      4,048,225
   Banco ABC Brasil SA...............................    434,709      2,469,925
   Banco Alfa de Investimento SA.....................      2,600          6,516
   Banco Daycoval SA.................................    126,800        661,142
   Banco do Estado do Rio Grande do Sul SA...........    403,347      3,187,376
   Banco Industrial e Comercial SA...................    321,920      1,055,605
  *Banco Indusval SA.................................     11,800         39,158
   Banco Mercantil do Brasil SA......................      8,069         44,694
   Banco Panamericano SA.............................    552,900      1,268,563
   Banco Pine SA.....................................     96,735        676,320
   Banco Sofisa SA...................................     92,600        162,764
   Bardella SA Industrias Mecanicas..................        500         19,864
  *Battistella Adm Participacoes SA..................     35,500         20,450
  *Bombril SA........................................     17,600         63,691
   Centrais Eletricas de Santa Catarina SA...........     75,400      1,103,686
   Cia de Gas de Sao Paulo SA Preferred Series A.....    109,272      2,875,650
   Cia de Saneamento do Parana SA....................    181,700        787,258
  *Cia de Tecidos Norte de Minas - Coteminas SA......    161,842        223,115
   Cia Energetica do Ceara SA Preferred Series A.....    135,700      2,448,687
   Cia Ferro Ligas da Bahia-Ferbasa..................    214,931      1,055,051
   Contax Participacoes SA...........................    158,500      1,870,582
   Eletropaulo Metropolitana Eletricidade de Sao
     Paulo SA........................................    707,800      5,621,139
  *Empressa Metropolitanade Aguas e Energia SA.......     24,000        101,977
   Energisa SA.......................................    126,700        159,073
   Eucatex SA Industria e Comercio SA................     73,627        291,456
   Forjas Taurus SA..................................    288,032        469,405
   Fras-Le Middle East SA Preferred Series A.........     30,300         73,846
  *Gol Linhas Aereas Inteligentes SA.................    155,600        777,598
  *Industria de Bebidas Antarctica Polar SA..........     23,000         29,726
  *Inepar SA Industria e Construcoes.................    279,068        263,810
   Klabin SA.........................................    743,800      4,368,939
  *Kroton Educacional SA.............................      2,934          7,396
  *Mangels Industrial SA.............................     14,600         23,147
   Marcopolo SA......................................  1,047,700      6,143,673
   Parana Banco SA...................................     41,600        277,326
   Randon Participacoes SA...........................    708,226      3,745,032
   Saraiva SA Livreiros Editores.....................    100,273      1,245,606
   Schulz SA.........................................      9,000         37,444
  *Sharp SA Equipamentos Eletronicos................. 30,200,000            297
   Suzano Papel e Celulose SA........................  1,276,798      3,319,216
   Unipar Participacoes SA Preferred Series B........  1,603,879        323,769

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                       Shares       Value++
                                                      ---------- --------------
BRAZIL -- (Continued)
   Whirlpool SA......................................    288,416 $      445,891
                                                                 --------------
TOTAL BRAZIL.........................................                51,814,088
                                                                 --------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd..............................    178,432         15,097
                                                                 --------------
MALAYSIA -- (0.0%)
  *TA Global Berhad..................................  1,041,678         83,726
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                51,912,911
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *OSX Brasil SA Rights 11/26/12.....................     14,965            147
  *Viver Incorporadora e Construtora SA Rights
    11/05/12.........................................    117,949         11,615
                                                                 --------------
TOTAL BRAZIL.........................................                    11,762
                                                                 --------------
INDONESIA -- (0.0%)
  *PT Modern Internasional Tbk Rights 11/08/12.......     27,300            540
                                                                 --------------
MALAYSIA -- (0.0%)
  *Eng Kah Corp. Berhad 09/25/17.....................      1,990            519
  *Hartalega Holdings Berhad Warrants 05/29/15.......     12,250          4,544
  *Malayan Flour Mills Berhad Warrants 05/09/17......        850             98
  *Notion VTEC Berhad Warrants 05/02/17..............     10,316            694
  *RCE Capital Berhad Rights 11/19/12................    614,340             --
                                                                 --------------
TOTAL MALAYSIA.......................................                     5,855
                                                                 --------------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights.......................  2,699,832         12,515
                                                                 --------------
SOUTH AFRICA -- (0.0%)
 #*Capitec Bank Holdings, Ltd. Rights 11/09/12.......     22,904         84,368
                                                                 --------------
SOUTH KOREA -- (0.0%)
  *Lotte Non-Life Insurance Co., Ltd. Rights 12/04/12     28,515         21,309
                                                                 --------------
TAIWAN -- (0.0%)
  *Chang Wah Electromaterials, Inc. Rights 11/08/12..     10,904          1,792
  *Howarm Construction Co., Ltd. Rights 10/17/12.....     91,237             --
                                                                 --------------
TOTAL TAIWAN.........................................                     1,792
                                                                 --------------
THAILAND -- (0.0%)
  *Sahaviriya Steel Industries PCL (Foreign) Rights
    11/30/12.........................................  3,615,180             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   138,141
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@DFA Short Term Investment Fund................... 26,101,988    302,000,000
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,930,243,382)..............................            $3,247,848,195
                                                                 ==============

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                          Shares     Value++
                                                        ---------- ------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (6.4%)
  *B2W Cia Global Do Varejo SA.........................     97,634 $    474,939
   Banco Alfa de Investimento SA.......................     96,500      261,793
   Banco do Brasil SA..................................  2,525,346   26,943,821
   Banco Santander Brasil SA...........................  1,701,517   11,686,646
   Banco Santander Brasil SA ADR....................... 18,012,780  122,486,904
   Bematech SA.........................................    559,900    1,337,001
  *BHG SA - Brazil Hospitality Group...................        214        2,118
   BM&F Bovespa SA..................................... 28,221,345  180,634,394
   BR Malls Participacoes SA...........................  2,523,897   33,178,922
  *BrasilAgro - Companhia Brasileira de Propriedades
    Agricolas SA.......................................     10,400       47,365
   Brookfield Incorporacoes SA.........................  6,434,284   11,246,256
  *Brookfield Incorporacoes SA Receipt.................  1,914,862    3,365,775
  *CCX Carvao da Colombia SA...........................    198,100      214,579
   Cia Providencia Industria e Comercio SA.............    340,000    1,354,275
   Cosan SA Industria e Comercio.......................    996,581   19,111,706
   CR2 Empreendimentos Imobiliarios SA.................     99,200      237,859
   Cremer SA...........................................    251,370    1,730,215
   Eternit SA..........................................    382,123    1,580,381
   Even Construtora e Incorporadora SA.................  4,862,748   19,393,052
   EZ Tec Empreendimentos e Participacoes SA...........    333,141    4,379,442
  *Fertilizantes Heringer SA...........................    260,400    1,424,408
  *Fibria Celulose SA..................................  1,837,064   15,593,404
 #*Fibria Celulose SA Sponsored ADR....................  3,957,047   34,861,584
   Forjas Taurus SA....................................    224,056      351,906
  *Gafisa SA...........................................  5,603,978   10,291,641
 #*Gafisa SA ADR.......................................  3,057,757   11,221,968
  *General Shopping Brasil SA..........................    263,330    1,387,278
   Gerdau SA...........................................  1,893,096   13,766,785
 #*Gol Linhas Aereas Inteligentes SA ADR...............     34,659      172,948
   Grendene SA.........................................  1,029,364    7,779,591
   Guararapes Confeccoes SA............................      3,550      209,744
  *Hypermarcas SA......................................  5,559,281   44,204,913
  *IdeiasNet SA........................................    619,330      594,615
   Iguatemi Empresa de Shopping Centers SA.............    181,520    2,305,810
  *Industrias Romi SA..................................    628,500    1,652,441
  *Inepar SA Industria e Construcoes...................     26,528       25,078
  *JBS SA.............................................. 17,008,240   55,017,915
   JHSF Participacoes SA...............................  1,253,400    5,442,992
  *Kepler Weber SA.....................................     92,218      459,035
  *Kroton Educacional SA Unit Shares...................    205,136    4,100,599
  *Log-in Logistica Intermodal SA......................    807,500    2,385,466
   Magnesita Refratarios SA............................  3,009,984   11,233,440
  *Marfrig Alimentos SA................................  5,057,848   26,147,758
  *Metalfrio Solutions SA..............................     97,900      214,497
   Minerva SA..........................................    768,777    4,163,633
  *MMX Mineracao e Metalicos SA........................  1,048,833    2,075,926
  *MPX Energia SA......................................    697,500    3,684,880
   Obrascon Huarte Lain Brasil SA......................    354,000    3,329,017
  *Paranapanema SA.....................................  4,240,245    7,119,094
   PDG Realty SA Empreendimentos e Participacoes....... 12,121,117   20,410,241
   Petroleo Brasileiro SA..............................  2,556,198   27,059,037
   Petroleo Brasileiro SA ADR.......................... 15,613,857  331,169,907
   Plascar Participacoes Industriais SA................  1,212,900      477,743
  *Positivo Informatica SA.............................    666,226    1,725,388
   Profarma Distribuidora de Produtos Farmaceuticos SA.    192,125    1,377,288
   Rodobens Negocios Imobiliarios SA...................    323,101    2,036,234
   Rossi Residencial SA................................  6,073,331   12,768,333
   Sao Carlos Empreendimentos e Participacoes SA.......     77,100    1,731,006

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
BRAZIL -- (Continued)
   Sao Martinho SA..................................     600,232 $    7,500,499
   SLC Agricola SA..................................     804,917      7,688,334
  *Springs Global Participacoes SA..................     438,409        582,804
   Sul America SA...................................     915,490      7,211,957
   Tecnisa SA.......................................     545,739      2,257,063
   Tereos Internacional SA..........................     474,404        639,998
  *Trisul SA........................................      91,961        110,024
   Triunfo Participacoes e Investimentos SA.........     211,500      1,161,087
   Usinas Siderurgicas de Minas Gerais SA...........   2,197,000     11,487,723
  *Vanguarda Agro SA................................  11,811,465      2,035,407
  *Via Varejo SA....................................      42,731        383,959
  *Viver Incorporadora e Construtora SA.............   2,903,125      1,758,127
                                                                 --------------
TOTAL BRAZIL........................................              1,152,457,968
                                                                 --------------
CHILE -- (1.4%)
   Almendral SA.....................................     788,995        118,837
   Banco de Credito e Inversiones SA................      77,327      4,969,724
  *Cementos Bio-Bio SA..............................     665,307        912,611
   Cencosud SA......................................     894,470      4,896,115
   Cia General de Electricidad SA...................   1,055,985      5,442,882
   Cintac SA........................................     155,202         67,739
  *Compania Sud Americana de Vapores SA.............  49,740,965      4,755,449
   Corpbanca SA..................................... 996,591,595     13,044,859
   Cristalerias de Chile SA.........................     264,624      2,100,932
   CTI Cia Tecno Industrial SA......................     488,163         32,466
   Embotelladora Andina SA Series A ADR.............      19,979        611,757
   Empresas CMPC SA.................................  17,517,205     66,712,099
   Empresas Copec SA................................   2,279,625     32,830,106
   Empresas Hites SA................................     357,558        279,046
   Empresas Iansa SA................................  43,801,768      3,413,834
  *Empresas La Polar SA.............................   1,547,312        739,970
   Enersis SA.......................................  37,924,945     12,955,095
   Enersis SA Sponsored ADR.........................   3,368,927     57,069,623
   Gasco SA.........................................     155,648      1,164,570
   Grupo Security SA................................     983,876        357,847
   Inversiones Aguas Metropolitanas SA..............   5,759,080     10,712,619
   Madeco SA........................................  64,223,012      2,314,511
   Masisa SA........................................  37,061,086      4,005,355
   Minera Valparaiso SA.............................       6,193        201,435
   Multiexport Foods SA.............................     194,384         46,460
   Parque Arauco SA.................................   1,342,635      3,063,937
   PAZ Corp. SA.....................................   1,306,428        824,476
   Ripley Corp. SA..................................   8,738,892      8,245,780
   Salfacorp SA.....................................     419,917        991,428
  *Sociedad Matriz SAAM SA..........................  51,571,533      6,029,094
   Sociedad Quimica y Minera de Chile SA Series A...      31,824      1,934,640
   Socovesa SA......................................   5,049,841      2,655,325
   Soquimic Comercial SA............................     189,354         46,438
   Vina Concha Y Toro SA............................     367,145        742,249
   Vina Concha Y Toro SA Sponsored ADR..............       2,846        114,978
   Vina San Pedro Tarapaca SA.......................  57,038,434        347,340
                                                                 --------------
TOTAL CHILE.........................................                254,751,626
                                                                 --------------
CHINA -- (15.1%)
  #361 Degrees International, Ltd...................   6,803,000      1,950,977
  #Agile Property Holdings, Ltd.....................  17,582,000     19,865,040
  #Agricultural Bank of China, Ltd. Series H........ 255,464,000    109,741,972
  *Air China, Ltd. Series H.........................   1,580,000      1,116,368
 #*Aluminum Corp. of China, Ltd. ADR................     276,693      2,979,984
 #*Aluminum Corp. of China, Ltd. Series H...........   8,702,000      3,769,477
   AMVIG Holdings, Ltd..............................   5,605,100      1,660,159

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         Shares      Value++
                                                       ----------- ------------
CHINA -- (Continued)
 #*Angang Steel Co., Ltd. Series H....................  15,187,640 $  9,048,285
   Anhui Tianda Oil Pipe Co., Ltd. Series H...........   2,847,412      512,446
   Anton Oilfield Services Group......................  12,450,527    3,747,856
  *Apollo Solar Energy Technology Holdings, Ltd.......  40,574,000    1,086,263
   Asia Cement China Holdings Corp....................   7,788,500    3,302,934
   Asian Citrus Holdings, Ltd.........................   6,995,000    3,907,712
 #*Ausnutria Dairy Corp., Ltd.........................     268,000       50,487
  *AVIC International Holding HK, Ltd.................  19,134,285      606,568
  #Bank of China, Ltd. Series H....................... 989,630,331  405,434,042
   Bank of Communications Co., Ltd. Series H.......... 110,893,574   79,063,779
   Baoye Group Co., Ltd. Series H.....................   2,061,120    1,052,136
  *BaWang International Group Holding, Ltd............   2,692,000      245,399
  *BBMG Corp. Series H................................   2,013,500    1,721,670
   Beijing Capital International Airport Co., Ltd.
     Series H.........................................  24,347,599   15,621,486
   Beijing Capital Land, Ltd. Series H................  17,229,060    5,138,108
  *Beijing Development HK, Ltd........................   1,545,000      284,467
   Beijing Enterprises Holdings, Ltd..................   6,247,500   40,350,941
   Beijing Jingkelong Co., Ltd. Series H..............     457,000      265,207
   Beijing North Star Co., Ltd. Series H..............   8,382,000    1,730,883
  *Beijing Properties Holdings, Ltd...................     312,000       11,444
  *Besunyen Holdings Co., Ltd.........................   5,053,000      390,094
   Boer Power Holdings, Ltd...........................   2,122,000      762,687
   BYD Electronic International Co., Ltd..............  13,059,136    2,769,653
   C C Land Holdings, Ltd.............................  20,827,286    4,741,728
 #*Carnival Group International Holdings, Ltd.........   1,700,000       77,962
   Catic Shenzhen Holdings, Ltd. Series H.............   2,526,000      924,902
   Central China Real Estate, Ltd.....................   7,932,350    1,919,116
  #Changshouhua Food Co., Ltd.........................     856,000      440,312
 #*Chaoda Modern Agriculture Holdings, Ltd............  37,445,412      861,239
  *Chigo Holding, Ltd.................................  48,856,000    1,205,800
   China Aerospace International Holdings, Ltd........  32,830,000    2,613,800
   China Agri-Industries Holdings, Ltd................  23,705,000   14,834,208
  #China All Access Holdings, Ltd.....................   2,300,000      438,148
  #China Aoyuan Property Group, Ltd...................  14,941,000    2,057,938
  #China Automation Group, Ltd........................   6,821,000    1,613,333
   China BlueChemical, Ltd. Series H..................   8,950,878    5,663,159
 #*China Chengtong Development Group, Ltd.............   4,982,000      186,895
   China Citic Bank Corp., Ltd. Series H.............. 113,494,716   57,666,623
   China Coal Energy Co., Ltd. Series H...............  60,445,000   59,809,419
  #China Communications Construction Co., Ltd.........
    Series H..........................................  65,910,327   61,689,391
   China Communications Services Corp., Ltd. Series H.  29,797,071   16,666,953
   China Construction Bank Corp. Series H............. 214,422,940  161,020,872
 #*China COSCO Holdings Co., Ltd. Series H............  37,168,500   18,345,577
  #China Dongxiang Group Co., Ltd.....................  46,914,127    5,847,553
  *China Energine International Holdings, Ltd.........   7,322,390      296,490
   China Everbright, Ltd..............................  12,195,869   17,681,868
  *China Fiber Optic Network System Group, Ltd........     660,000      113,233
   China Glass Holdings, Ltd..........................   8,960,000    1,240,063
  *China Grand Forestry Green Resources Group, Ltd....     665,110       47,946
 #*China Green Holdings, Ltd..........................   7,842,800    1,723,225
   China Haidian Holdings, Ltd........................  22,761,108    2,458,620
  #China High Precision Automation Group, Ltd.........     429,000       68,640
 #*China High Speed Transmission Equipment Group Co.,.
    Ltd...............................................  17,215,000    5,873,411
 #*China Huiyuan Juice Group, Ltd.....................   8,259,483    2,604,816
  *China ITS Holdings Co., Ltd........................   7,630,000    1,195,056
  #China Lumena New Materials Corp....................  53,224,000   10,784,314
  *China Merchants Bank Co., Ltd. Series H............   5,494,000   10,207,999
   China Merchants Holdings International Co., Ltd....   9,101,424   30,023,402
  #China Metal Recycling Holdings, Ltd................   3,259,800    3,246,766
  *China Mining Resources Group, Ltd..................  30,230,000      440,770
  #China Minsheng Banking Corp., Ltd. Series H........  63,178,500   57,299,918

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         Shares      Value++
                                                       ----------- ------------
CHINA -- (Continued)
  *China Mobile Games & Entertainment Group, Ltd......      24,079 $    144,474
 #*China Molybdenum Co., Ltd. Series H................  10,332,000    4,391,597
  *China National Building Material Co., Ltd..........
    Series H..........................................   4,884,000    6,181,465
  #China National Materials Co., Ltd. Series H........  13,923,000    4,317,768
  *China New Town Development Co., Ltd................  19,348,022      736,385
   China Nickel Resources Holdings Co., Ltd...........   5,532,000      440,865
  *China Oil & Gas Group, Ltd.........................  26,345,715    3,150,135
  #China Oriental Group Co., Ltd......................      26,000        5,637
  #China Petroleum & Chemical Corp. ADR...............     993,796  104,557,277
   China Petroleum & Chemical Corp. Series H.......... 163,824,289  172,860,447
  *China Pharmaceutical Group, Ltd....................  15,098,000    4,393,221
 #*China Precious Metal Resources Holdings Co., Ltd...   6,830,000    1,320,762
  *China Properties Group, Ltd........................   7,347,000    2,274,624
 #*China Qinfa Group, Ltd.............................   6,458,000      969,839
  #China Railway Construction Corp., Ltd. Series H....  29,430,014   29,188,235
  #China Rare Earth Holdings, Ltd.....................  20,507,000    4,661,314
 #*China Resources Cement Holdings, Ltd...............   2,830,000    1,909,455
   China Resources Enterprise, Ltd....................   2,408,000    7,848,209
  #China Resources Land, Ltd..........................  21,837,727   49,593,033
  #China Rongsheng Heavy Industries Group Holdings,
    Ltd...............................................  25,007,500    5,319,859
   China Sanjiang Fine Chemicals Co., Ltd.............   1,852,000      595,563
   China SCE Property Holdings, Ltd...................   1,331,000      307,327
   China Shanshui Cement Group, Ltd...................   1,255,000      926,864
 #*China Shipping Container Lines Co., Ltd. Series H..  56,393,700   14,959,826
  #China Shipping Development Co., Ltd. Series H......  19,327,488   10,121,566
  #China Singyes Solar Technologies Holdings, Ltd.....   3,824,800    2,255,308
  #China South City Holdings, Ltd.....................  13,892,462    2,198,177
   China Southern Airlines Co., Ltd. Series H.........  17,624,000    8,333,149
   China Starch Holdings, Ltd.........................  18,995,000      564,247
   China Sunshine Paper Holdings Co., Ltd.............   1,195,500      135,382
  *China Tianyi Holdings, Ltd.........................     756,000      109,060
   China Tontine Wines Group, Ltd.....................   7,118,000      732,428
   China Travel International Investment Hong Kong,
     Ltd..............................................  52,275,631   10,081,640
   China Unicom Hong Kong, Ltd........................   4,822,000    7,798,236
  #China Unicom Hong Kong, Ltd. ADR...................   7,316,862  117,728,310
  #China Vanadium Titano - Magnetite Mining Co., Ltd..  14,828,000    2,833,589
   China Wireless Technologies, Ltd...................     928,000      269,167
 #*China Yurun Food Group, Ltd........................  13,285,000    9,691,697
 #*China ZhengTong Auto Services Holdings, Ltd........     197,000      132,740
 #*China Zhongwang Holdings, Ltd......................  20,874,954    8,315,626
 #*Chongqing Iron & Steel Co., Ltd. Series H..........   7,456,000    1,168,155
   Chongqing Machinery & Electric Co., Ltd. Series H..  18,992,000    2,875,392
  *Chongqing Rural Commercial Bank Series H...........     907,000      424,536
   Chu Kong Petroleum & Natural Gas Steel Pipe
     Holdings, Ltd....................................   5,728,000    2,324,748
   CIMC Enric Holdings, Ltd...........................   3,446,000    2,498,694
  #Citic Pacific, Ltd.................................  16,793,000   21,326,676
  *Citic Resources Holdings, Ltd......................  42,880,000    6,546,662
   Clear Media, Ltd...................................     650,000      335,208
  *Coastal Greenland, Ltd.............................   4,654,000      197,722
 #*Comba Telecom Systems Holdings, Ltd................   4,323,500    1,682,118
 #*Comtec Solar Systems Group, Ltd....................   6,346,000      740,407
  #COSCO International Holdings, Ltd..................  10,104,000    4,081,367
   COSCO Pacific, Ltd.................................  21,118,180   30,835,667
 #*Country Garden Holdings Co., Ltd...................  32,900,203   13,132,595
   CPMC Holdings, Ltd.................................   2,018,000    1,421,318
   Da Ming International Holdings, Ltd................      32,000        4,878
   DaChan Food Asia, Ltd..............................   3,535,000      501,131
   Dalian Port (PDA) Co., Ltd. Series H...............  14,226,000    3,130,764
 #*Daqing Dairy Holdings, Ltd.........................   3,316,000           --
   Dawnrays Pharmaceutical Holdings, Ltd..............     156,000       32,979
   DBA Telecommunication Asia Holdings, Ltd...........     248,000      135,210

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares     Value++
                                                        ---------- -----------
CHINA -- (Continued)
   Dongfeng Motor Group Co., Ltd. Series H.............    558,000 $   690,134
 #*Dynasty Fine Wines Group, Ltd.......................  9,228,600   1,519,914
   Embry Holdings, Ltd.................................    544,000     258,306
  #Evergrande Real Estate Group, Ltd...................  5,087,000   2,206,287
   Evergreen International Holdings, Ltd...............  1,628,000     326,409
   Fantasia Holdings Group Co., Ltd....................  9,902,515     978,284
  *First Tractor Co., Ltd. Series H....................  2,252,000   1,870,289
  #Fosun International, Ltd............................ 14,274,244   6,993,523
   Franshion Properties China, Ltd..................... 44,364,580  13,507,734
  #Fufeng Group, Ltd...................................  2,215,000     840,508
  #GCL-Poly Energy Holdings, Ltd....................... 35,208,000   6,223,861
  #Global Bio-Chem Technology Group Co., Ltd........... 35,702,360   4,128,873
  *Global Sweeteners Holdings, Ltd..................... 10,400,350     722,919
  *Glorious Property Holdings, Ltd..................... 41,022,000   6,376,972
  *Goldbond Group Holdings, Ltd........................  1,830,000      68,264
   Golden Meditech Holdings, Ltd....................... 11,771,679   1,393,764
   Goldlion Holdings, Ltd..............................  1,298,000     590,372
  *GOME Electrical Appliances Holding, Ltd............. 47,272,000   4,910,162
   Great Wall Motor Co., Ltd. Series H.................    293,500     802,695
   Great Wall Technology Co., Ltd. Series H............  7,550,035   1,347,031
  #Greentown China Holdings, Ltd.......................  9,234,591  11,345,051
  #Guangshen Railway Co., Ltd. Series H................    888,000     306,245
  #Guangshen Railway Co., Ltd. Sponsored ADR...........    426,392   7,316,887
   Guangzhou Automobile Group Co., Ltd. Series H....... 27,145,572  18,587,985
  #Guangzhou R&F Properties Co., Ltd. Series H......... 13,308,714  16,266,250
   Hainan Meilan International Airport Co., Ltd.
     Series H..........................................  1,989,000   1,240,069
   Harbin Electric Co., Ltd. Series H.................. 10,673,474   8,784,926
  *Heng Tai Consumables Group, Ltd..................... 74,825,195   1,578,905
  *Hi Sun Technology, Ltd..............................    423,000      43,544
  #Hidili Industry International Development, Ltd...... 20,082,000   5,072,042
  *Hilong Holding, Ltd.................................      5,000       1,363
  #HKC Holdings, Ltd................................... 39,674,878   1,583,098
  #Honghua Group, Ltd.................................. 16,779,970   3,901,418
 #*Hopson Development Holdings, Ltd.................... 11,228,000  10,838,043
  #Hua Han Bio-Pharmaceutical Holdings, Ltd............ 17,032,104   3,924,086
  *Hunan Nonferrous Metal Corp., Ltd. Series H.........  7,126,000   2,107,534
  *Huscoke Resources Holdings, Ltd.....................  9,616,000      97,689
   Hutchison Harbour Ring, Ltd.........................  6,830,000     579,860
   Industrial & Commercial Bank of China, Ltd.
     Series H.......................................... 71,682,996  47,203,203
   Inspur International, Ltd........................... 33,726,713   1,083,997
   International Taifeng Holdings, Ltd.................    462,000     140,060
   Jingwei Textile Machinery Co., Ltd. Series H........    190,000     101,326
   Ju Teng International Holdings, Ltd................. 11,466,249   4,569,111
  *Kai Yuan Holdings, Ltd.............................. 64,220,000   1,737,859
 #*Kaisa Group Holdings, Ltd........................... 21,380,632   3,985,840
  *Kasen International Holdings, Ltd...................  1,885,000     364,201
   Kingboard Chemical Holdings, Ltd....................  7,717,371  22,897,658
   Kingboard Laminates Holdings, Ltd...................  7,016,500   2,979,444
   Kingway Brewery Holdings, Ltd.......................  3,238,000   1,147,456
   KWG Property Holding, Ltd........................... 20,557,000  12,146,355
   Lai Fung Holdings, Ltd.............................. 53,769,560   1,122,741
   Le Saunda Holdings, Ltd.............................     82,000      24,079
   Lee & Man Paper Manufacturing, Ltd.................. 18,038,000   9,421,609
   Leoch International Technology, Ltd.................  1,278,000     200,681
 #*Li Ning Co., Ltd....................................  1,151,000     608,426
  #Lijun International Pharmaceutical Holding, Ltd.....  6,294,055   1,702,839
   Lingbao Gold Co., Ltd. Series H.....................  4,220,000   1,858,527
   LK Technology Holdings, Ltd.........................    112,500      19,114
  #Lonking Holdings, Ltd...............................  9,166,000   2,135,749
  *Loudong General Nice Resources China Holdings, Ltd.. 21,592,800     932,050
 #*Maanshan Iron & Steel Co., Ltd. Series H............ 27,282,000   7,025,688

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares      Value++
                                                        ----------- -----------
CHINA -- (Continued)
  #Maoye International Holdings, Ltd...................   7,283,000 $ 1,457,586
 #*Metallurgical Corp of China, Ltd. Series H..........  23,897,659   4,393,182
  *MIE Holdings Corp...................................      14,000       3,824
   Min Xin Holdings, Ltd...............................   1,654,000     907,058
  *Mingyuan Medicare Development Co., Ltd..............  14,370,264     292,236
   Minmetals Land, Ltd.................................  19,977,205   2,667,549
   Minth Group, Ltd....................................   3,854,000   3,893,161
  *MMG, Ltd............................................   1,424,000     562,479
  *Nan Hai Corp, Ltd...................................  32,700,000     130,546
   NetDragon Websoft, Inc..............................   1,502,500   1,602,999
   New World China Land, Ltd...........................  25,450,600  11,782,938
  #New World Department Store China, Ltd...............     565,000     337,969
  #Nine Dragons Paper Holdings, Ltd....................  19,317,000  13,437,856
  #O-Net Communications Group, Ltd.....................   3,619,000     951,920
   Overseas Chinese Town Asia Holdings, Ltd............     160,000      58,458
  *PAX Global Technology, Ltd..........................     135,000      24,335
   PCD Stores Group, Ltd...............................   4,664,000     437,294
  #Peak Sport Products Co., Ltd........................  10,288,000   1,956,250
  *PetroAsian Energy Holdings, Ltd.....................  19,174,084     396,994
 #*Poly Property Group Co., Ltd........................  31,419,488  18,829,732
  *Pou Sheng International Holdings, Ltd...............   9,813,529     625,538
  #Powerlong Real Estate Holdings, Ltd.................   9,989,000   1,679,726
 #*Prosperity International Holdings HK, Ltd...........  19,500,000     993,865
   Qin Jia Yuan Media Services Co., Ltd................     903,250       9,414
   Qingling Motors Co., Ltd. Series H..................  12,058,000   2,900,437
   Qunxing Paper Holdings Co., Ltd.....................   5,020,071   1,308,365
  #Real Gold Mining, Ltd...............................   3,137,500   3,566,606
  #Real Nutriceutical Group, Ltd.......................  11,046,000   3,929,051
   Regent Manner International Holdings, Ltd...........     738,000     153,698
 #*Renhe Commercial Holdings Co., Ltd..................  45,780,000   1,933,979
  #REXLot Holdings, Ltd................................  95,781,150   7,027,346
   Royale Furniture Holdings, Ltd......................   3,664,672     305,880
   Samson Holding, Ltd.................................   7,831,452   1,118,930
  *Semiconductor Manufacturing International Corp...... 173,313,000   6,773,596
  *Semiconductor Manufacturing International Corp. ADR.   1,331,701   2,516,915
  #Shandong Chenming Paper Holdings, Ltd. Series H.....   4,153,318   1,536,375
   Shanghai Industrial Holdings, Ltd...................   8,464,918  27,085,941
  *Shanghai Industrial Urban Development Group, Ltd....  15,164,000   2,528,878
  #Shanghai Jin Jiang International Hotels Group Co.,
    Ltd. Series H......................................  17,400,000   2,687,359
   Shanghai Prime Machinery Co., Ltd. Series H.........   8,790,000   1,243,556
  *Shanghai Zendai Property, Ltd.......................  19,155,000     313,218
   Shengli Oil & Gas Pipe Holdings, Ltd................   9,946,500     907,409
   Shenzhen International Holdings, Ltd................ 110,282,500   9,225,279
   Shenzhen Investment, Ltd............................  38,517,494  10,235,892
  #Shimao Property Holdings, Ltd.......................  22,765,535  43,179,838
  *Shougang Concord Century Holdings, Ltd..............   5,822,299     213,518
 #*Shougang Concord International Enterprises Co., Ltd.  83,508,208   4,449,837
  #Shougang Fushan Resources Group, Ltd................  43,564,594  15,157,832
  #Shui On Land, Ltd...................................  43,500,603  18,329,149
   Sijia Group Co., Ltd................................   1,152,649     237,416
   Silver Grant International Industries, Ltd..........  20,310,804   3,578,717
  *SIM Technology Group, Ltd...........................  11,326,000     509,400
  *Sino Dragon New Energy Holdings, Ltd................   1,128,000      26,611
  *Sino Oil & Gas Holdings, Ltd........................  94,765,000   1,829,839
  *Sino Prosper State Gold Resources Holdings, Ltd.....  10,250,000     462,900
   Sinofert Holdings, Ltd..............................  33,002,000   6,949,003
  *Sinolink Worldwide Holdings, Ltd....................  16,942,508   1,238,846
   SinoMedia Holding, Ltd..............................   2,897,139   1,411,744
  #Sino-Ocean Land Holdings, Ltd.......................  43,523,524  27,200,653
   Sinopec Kantons Holdings, Ltd.......................  16,676,600  12,391,766
   Sinotrans Shipping, Ltd.............................  17,217,916   4,231,216

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        Shares      Value++
                                                      ---------- --------------
CHINA -- (Continued)
   Sinotrans, Ltd. Series H.......................... 24,315,000 $    3,721,228
  #Sinotruk Hong Kong, Ltd...........................  9,113,335      5,227,375
  *SITC International Holdings Co., Ltd..............     52,000         13,574
  #Skyworth Digital Holdings, Ltd.................... 31,468,708     16,914,070
  *SMI Corp., Ltd.................................... 11,728,000        275,961
  #Soho China, Ltd................................... 29,586,388     20,019,429
 #*Solargiga Energy Holdings, Ltd.................... 10,560,486        589,166
  *Sparkle Roll Group, Ltd...........................    472,000         27,621
  *SPG Land Holdings, Ltd............................  3,730,575        926,611
 #*SRE Group, Ltd.................................... 41,222,285      1,614,080
  #Sunac China Holdings, Ltd.........................  4,498,000      2,375,944
   Sunny Optical Technology Group Co., Ltd...........  3,089,000      1,809,554
   Tak Sing Alliance Holdings, Ltd...................  3,394,391        418,810
  #TCC International Holdings, Ltd................... 13,997,056      3,796,235
   TCL Communication Technology Holdings, Ltd........  1,860,000        568,563
   TCL Multimedia Technology Holdings, Ltd...........  8,874,200      4,913,223
  *Texhong Textile Group, Ltd........................  1,716,000        807,657
   Tian An China Investments Co., Ltd................  7,019,000      4,072,055
   Tian Shan Development Holdings, Ltd...............    806,000        193,310
   Tiangong International Co., Ltd................... 15,623,944      3,753,449
   Tianjin Port Development Holdings, Ltd............ 12,609,657      1,556,900
   Tianneng Power International, Ltd.................  5,282,280      3,560,433
   Tomson Group, Ltd.................................  2,979,206        705,993
   TPV Technology, Ltd............................... 10,594,496      2,352,563
   Travelsky Technology, Ltd. Series H............... 16,861,500      8,685,935
  *Trony Solar Holdings Co., Ltd.....................  8,775,000        713,318
   Truly International Holdings, Ltd................. 21,705,500      3,292,045
   VODone, Ltd....................................... 48,158,000      4,694,041
   Wasion Group Holdings, Ltd........................  5,951,291      2,171,593
   Weiqiao Textile Co., Ltd. Series H................  7,549,500      2,943,472
   Welling Holding, Ltd..............................     12,000          1,464
  #West China Cement, Ltd............................ 27,792,000      4,989,818
  *Winsway Coking Coal Holdings, Ltd.................    829,000        133,243
   Wuyi International Pharmaceutical Co., Ltd........    175,000          8,579
   Xiamen International Port Co., Ltd. Series H...... 15,252,000      1,767,677
   Xingda International Holdings, Ltd................ 10,726,000      3,732,853
   Xinhua Winshare Publishing & Media Co., Ltd.
     Series H........................................  4,837,000      2,590,450
  #Xinjiang Goldwind Science & Technology Co., Ltd.
    Series H.........................................  1,354,800        512,628
  #Xinjiang Xinxin Mining Industry Co., Ltd.
    Series H......................................... 10,075,000      2,109,503
   Xiwang Sugar Holdings Co., Ltd.................... 11,548,736      1,216,464
  #XTEP International Holdings, Ltd..................  2,745,500      1,188,337
  *Yanchang Petroleum International, Ltd............. 44,770,000      2,938,850
   Yantai North Andre Juice Co. Series H.............  2,365,000         92,828
  *Yashili International Holdings, Ltd...............    397,000         92,922
  #Yip's Chemical Holdings, Ltd......................    438,000        296,441
  #Youyuan International Holdings, Ltd...............     85,663         20,958
   Yuexiu Property Co., Ltd.......................... 75,308,170     20,590,858
  #Yuzhou Properties Co..............................    910,800        210,926
 #*Zhejiang Glass Co., Ltd. Series H.................    437,000             --
  *Zhong An Real Estate, Ltd.........................  4,695,800        484,399
                                                                 --------------
TOTAL CHINA..........................................             2,692,433,338
                                                                 --------------
COLOMBIA -- (0.0%)
  *Cementos Argos SA.................................    206,640        994,977
  *Fabricato SA...................................... 17,729,182        880,766
   Grupo de Inversiones Suramericana SA..............    169,566      3,299,185
   Grupo Nutresa SA..................................     83,729      1,130,852
                                                                 --------------
TOTAL COLOMBIA.......................................                 6,305,780
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S...........................................     58,205      2,150,929

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
CZECH REPUBLIC -- (Continued)
   Komercni Banka A.S...................................     35,556 $ 7,275,855
   Pegas Nonwovens SA...................................    147,266   3,372,855
   Telefonica Czech Republic A.S........................  1,025,276  20,422,860
 #*Unipetrol A.S........................................  1,424,029  12,360,235
                                                                    -----------
TOTAL CZECH REPUBLIC....................................             45,582,734
                                                                    -----------
HONG KONG -- (0.0%)
  *Qualipak International Holdings, Ltd.................    344,816      39,287
                                                                    -----------
HUNGARY -- (0.5%)
  *Danubius Hotel & Spa P.L.C...........................    136,180   1,666,382
   EGIS Pharmaceuticals P.L.C...........................     58,095   4,675,302
  *Fotex Holding SE.....................................    899,183     717,695
   MOL Hungarian Oil & Gas P.L.C........................    175,254  15,245,185
  #OTP Bank P.L.C.......................................  3,793,491  72,294,221
  *PannErgy P.L.C.......................................    177,767     489,451
  *Tisza Chemical Group P.L.C...........................    235,511   2,027,608
                                                                    -----------
TOTAL HUNGARY...........................................             97,115,844
                                                                    -----------
INDIA -- (7.7%)
  *A2Z Maintenance & Engineering Services, Ltd..........     59,997      64,719
   Aban Offshore, Ltd...................................    238,529   1,946,683
  *ABG Shipyard, Ltd....................................    257,426   1,776,856
   Adani Enterprises, Ltd...............................  1,192,978   4,752,476
  *Adani Power, Ltd.....................................    635,365     565,364
   Aditya Birla Nuvo, Ltd...............................    526,274   8,879,677
   Ajmera Realty & Infra India, Ltd.....................     14,563      30,970
   Akzo Nobel India, Ltd................................     47,267     850,016
   Alembic Pharmaceuticals, Ltd.........................    609,121     766,624
  *Alembic, Ltd.........................................     90,643      26,248
   Allahabad Bank, Ltd..................................  1,927,170   4,856,509
   Alok Industries, Ltd.................................  6,859,055   1,467,776
   Amara Raja Batteries, Ltd............................     14,826      62,645
   Ambuja Cements, Ltd..................................  2,142,772   8,033,509
   Amtek Auto, Ltd......................................  1,125,521   1,507,930
  *Amtek India, Ltd.....................................     84,531     148,673
   Anant Raj Industries, Ltd............................  1,659,009   2,497,674
   Andhra Bank, Ltd.....................................  2,193,717   4,214,576
  *Ansal Properties & Infrastructure, Ltd...............    141,443      77,261
   Apollo Hospitals Enterprise, Ltd.....................    271,724   3,931,006
   Apollo Tyres, Ltd....................................  1,676,970   2,664,381
   Arvind, Ltd..........................................  2,495,370   3,761,153
   Ashok Leyland, Ltd................................... 17,832,368   7,740,468
   Asian Hotels East, Ltd...............................      1,050       4,399
   Aurobindo Pharma, Ltd................................  2,169,870   6,376,445
   Bajaj Finance, Ltd...................................     93,467   2,226,373
   Bajaj Finserv, Ltd...................................      2,335      36,669
   Bajaj Hindusthan, Ltd................................  4,307,376   2,355,319
   Bajaj Holdings & Investment, Ltd.....................    357,463   5,771,707
   Balkrishna Industries, Ltd...........................     18,159      89,588
   Ballarpur Industries, Ltd............................  4,040,976   1,647,059
   Balmer Lawrie & Co., Ltd.............................     64,768     770,351
  *Balrampur Chini Mills, Ltd...........................  2,467,289   3,119,472
   Bank of Baroda.......................................    797,959  10,714,311
   Bank of India........................................  1,696,673   8,667,214
   Bank of Maharashtra, Ltd.............................  1,477,172   1,440,739
   BEML, Ltd............................................    190,772   1,023,005
   BGR Energy Systems, Ltd..............................    116,212     566,999
  *Bharat Electronics, Ltd..............................      3,615      82,649
   Bhushan Steel, Ltd...................................  1,046,329   9,556,197
   Birla Corp., Ltd.....................................    121,368     584,373

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
INDIA -- (Continued)
   Bombay Dyeing & Manufacturing Co., Ltd................   625,585 $ 1,302,454
  *Bombay Rayon Fashions, Ltd............................    65,879     319,576
   Brigade Enterprises, Ltd..............................     5,099       6,167
  *Cairn India, Ltd...................................... 4,115,319  25,714,883
   Canara Bank........................................... 1,406,261  10,480,046
   Central Bank of India................................. 3,204,753   4,118,064
   Century Textiles & Industries, Ltd....................   692,091   4,978,051
   Chambal Fertilizers & Chemicals, Ltd.................. 1,527,668   1,894,822
   Cholamandalam Investment & Finance Co., Ltd...........     7,476      30,454
   City Union Bank, Ltd.................................. 1,212,375   1,269,536
   Coromandel International, Ltd.........................    56,625     299,961
   Corporation Bank......................................   357,471   2,648,681
  *Cranes Software International, Ltd....................   114,443       5,167
   Dalmia Bharat Enterprises, Ltd........................   159,852     478,201
  *DB Realty, Ltd........................................ 1,121,894   2,033,426
   DCM Shriram Consolidated, Ltd.........................   216,466     286,487
   Deepak Fertilizers & Petrochemicals Corp., Ltd........   424,886   1,048,213
  *DEN Networks, Ltd.....................................     8,713      28,530
   Dena Bank.............................................   939,377   1,845,390
  *Development Credit Bank, Ltd.......................... 2,779,600   2,210,269
   Dewan Housing Finance Corp., Ltd......................   115,020     404,942
   DLF, Ltd.............................................. 6,678,402  24,980,191
  *Dredging Corp. of India, Ltd..........................    66,613     289,459
   E.I.D. - Parry (India), Ltd...........................   809,522   3,503,483
   Edelweiss Financial Services, Ltd..................... 1,091,035     683,997
   Educomp Solutions, Ltd................................   819,103   2,226,027
   Eicher Motors, Ltd....................................    40,646   1,753,370
   EIH, Ltd..............................................   872,785   1,228,407
   Elder Pharmaceuticals, Ltd............................   136,186     720,340
   Electrosteel Casings, Ltd.............................   723,522     343,823
   Elgi Equipments, Ltd..................................    11,589      19,610
   Era Infra Engineering, Ltd............................   994,586   2,521,232
   Escorts, Ltd.......................................... 1,272,669   1,559,083
   Ess Dee Aluminium, Ltd................................     7,727      39,320
  *Essar Oil, Ltd........................................ 1,456,017   1,692,039
   Essar Ports, Ltd......................................   628,225   1,178,072
  *Essar Shipping, Ltd...................................   288,928     156,273
   Essel Propack, Ltd....................................   750,981     532,247
   FDC, Ltd..............................................    81,359     129,154
   Federal Bank, Ltd..................................... 1,722,798  15,454,071
  *Federal-Mogul Goetze (India), Ltd.....................     6,858      25,215
   Financial Technologies (India), Ltd...................    99,172   1,828,539
   Finolex Cables, Ltd...................................   530,760     420,751
   Finolex Industries, Ltd...............................   695,629     834,260
  *Fortis Healthcare, Ltd................................ 1,275,271   2,405,396
   Future Capital Holdings, Ltd..........................   273,553     780,522
   GAIL India, Ltd.......................................   381,180   2,465,030
   Gammon India, Ltd.....................................   487,594     367,724
   Gateway Distriparks, Ltd..............................   231,605     614,194
  *Geodesic, Ltd.........................................   157,411     116,490
   Gitanjali Gems, Ltd...................................   722,699   5,357,405
  *Glodyne Technoserve, Ltd..............................    26,287      26,805
   Godfrey Phillips India, Ltd...........................       628      38,835
   Graphite India, Ltd...................................   547,257     846,641
   Grasim Industries, Ltd................................    15,142     932,077
   Great Eastern Shipping Co., Ltd....................... 1,015,463   4,835,336
  *GTL Infrastructure, Ltd............................... 2,971,465     430,479
   Gujarat Alkalies & Chemicals, Ltd.....................   427,411   1,039,646
   Gujarat Fluorochemicals, Ltd..........................   222,613   1,358,453
   Gujarat Narmada Valley Fertilizers Co., Ltd...........   702,608   1,060,275
   Gujarat NRE Coke, Ltd................................. 2,737,130     924,397

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
INDIA -- (Continued)
   Gujarat State Fertilisers & Chemicals, Ltd..........  2,186,080 $  3,019,157
   Gujarat State Petronet, Ltd.........................    209,832      292,633
   Gulf Oil Corp., Ltd.................................    239,031      394,472
  *HBL Power Systems, Ltd..............................    404,469      115,028
   HCL Infosystems, Ltd................................  1,197,393      937,620
   HEG, Ltd............................................    138,103      586,502
  *HeidelbergCement India, Ltd.........................    595,402      536,759
  *Hexa Tradex, Ltd....................................    319,009      208,107
   Hexaware Technologies, Ltd..........................  2,372,265    4,926,790
   Hindalco Industries, Ltd............................ 16,705,416   36,014,770
   Hinduja Global Solutions, Ltd.......................     63,466      378,783
   Hinduja Ventures, Ltd...............................     67,133      585,848
  *Hindustan Construction Co., Ltd.....................  6,741,542    2,124,615
  *Hotel Leelaventure, Ltd.............................  1,561,467      859,890
  *Housing Development & Infrastructure, Ltd...........  4,919,930    8,702,497
   HSIL, Ltd...........................................    187,119      413,203
   ICICI Bank, Ltd.....................................    919,070   17,900,734
  #ICICI Bank, Ltd. Sponsored ADR......................  3,805,302  149,358,103
   IDBI Bank, Ltd......................................  3,116,338    5,336,965
  *Idea Cellular, Ltd..................................  6,510,570   10,300,196
   IDFC, Ltd...........................................  6,072,777   18,157,294
   IFCI, Ltd...........................................  6,602,323    3,384,832
   India Cements, Ltd..................................  3,198,513    5,671,479
   India Infoline, Ltd.................................  2,746,026    3,522,276
   Indiabulls Financial Services, Ltd..................  1,795,884    8,258,746
  *Indiabulls Infrastructure and Power, Ltd............ 10,676,958    1,260,316
  *Indiabulls Real Estate, Ltd.........................  2,937,281    3,099,290
   Indian Bank.........................................  1,269,647    3,953,991
   Indian Hotels Co., Ltd..............................  3,751,849    4,368,744
   Indian Overseas Bank................................  2,980,762    3,947,898
   Indo Rama Synthetics (India), Ltd...................    100,225       45,755
   IndusInd Bank, Ltd..................................    993,138    6,678,781
   Infotech Enterprises, Ltd...........................     21,152       73,388
   ING Vysya Bank, Ltd.................................    289,910    2,466,460
   Ingersoll-Rand India, Ltd...........................     28,609      256,392
   Ipca Laboratories, Ltd..............................     57,340      488,646
   ISMT, Ltd...........................................     73,774       32,674
  *IVRCL Infrastructures & Projects, Ltd...............  4,406,969    3,233,161
   J.B. Chemicals & Pharmaceuticals, Ltd...............    373,888      476,309
   Jai Corp., Ltd......................................    659,451      687,895
  *Jain Irrigation Systems, Ltd........................    513,679      622,946
   Jaiprakash Associates, Ltd.......................... 18,602,264   29,908,547
   Jammu & Kashmir Bank, Ltd...........................    286,979    6,570,352
   Jaypee Infratech, Ltd...............................    431,895      380,611
   JBF Industries, Ltd.................................    140,876      369,368
  *Jet Airways (India), Ltd............................    201,869    1,255,304
   Jindal Poly Films, Ltd..............................    210,342      785,483
   Jindal Saw, Ltd.....................................  2,076,447    4,387,079
  *Jindal South West Holdings, Ltd.....................        364        3,765
  *Jindal Stainless, Ltd...............................    781,507      956,344
   JK Cement, Ltd......................................    102,159      477,990
   JK Lakshmi Cement, Ltd..............................    242,246      559,037
   JM Financial, Ltd...................................  3,894,277    1,174,774
   JSW Energy, Ltd.....................................  4,846,066    5,729,167
  *JSW ISPAT Steel, Ltd................................  4,724,692      863,768
   JSW Steel, Ltd......................................  1,467,112   19,998,431
   Jubilant Organosys, Ltd.............................    484,440    1,997,552
   Jyothy Laboratories, Ltd............................        764        2,510
   Kakinada Fertilizers, Ltd...........................  2,082,494      433,958
   Kalpataru Power Transmission, Ltd...................    157,933      257,407
  *Kalyani Investment Co., Ltd.........................      6,442       40,016

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
INDIA -- (Continued)
   Karnataka Bank, Ltd.................................... 1,816,926 $4,555,315
   Karur Vysya Bank, Ltd..................................   294,278  2,532,595
  *Karuturi Global, Ltd................................... 1,532,053    126,518
   KEC International, Ltd.................................   263,134    310,533
   Kesoram Industries, Ltd................................   187,382    508,407
  *Kingfisher Airlines, Ltd............................... 2,060,576    478,744
   Kirloskar Industries, Ltd..............................     8,578     50,231
   Kirloskar Oil Engines, Ltd.............................   325,726  1,152,871
   KSB Pumps, Ltd.........................................     7,582     32,337
  *KSK Energy Ventures, Ltd...............................    10,787     12,254
   Lakshmi Machine Works, Ltd.............................     3,315    126,846
   Lakshmi Vilas Bank, Ltd................................   384,784    549,913
   LIC Housing Finance, Ltd...............................   588,295  2,658,160
   Madras Cements, Ltd....................................   490,640  1,847,016
  *Mahanagar Telephone Nigam, Ltd......................... 2,299,357  1,119,528
 #*Mahanagar Telephone Nigam, Ltd. ADR....................   100,249     99,246
   Maharashtra Scooters, Ltd..............................     4,450     30,437
   Maharashtra Seamless, Ltd..............................   194,873  1,195,811
   Mahindra & Mahindra Financial Services, Ltd............    14,853    238,653
   Mahindra Lifespace Developers, Ltd.....................   138,282  1,042,005
  *Man Infraconstruction, Ltd.............................     1,387      4,612
  *Manaksia, Ltd..........................................   108,685     89,840
  *MAX India, Ltd.........................................    28,842    129,427
   McLeod Russel (India), Ltd.............................   707,622  3,987,261
  *Mercator Lines, Ltd.................................... 2,281,469    894,337
  *Merck, Ltd.............................................    25,112    289,251
   MindTree, Ltd..........................................    23,786    289,700
   Monnet Ispat, Ltd......................................   183,497  1,000,343
  *Motilal Oswal Financial Services, Ltd..................     3,624      8,022
   Mphasis, Ltd...........................................    37,279    268,657
   MRF, Ltd...............................................    17,453  3,292,125
  *Mukand, Ltd............................................   122,024     64,559
   Nagarjuna Construction Co., Ltd........................ 2,921,412  2,366,360
  *Nagarjuna Oil Refinery, Ltd............................ 1,740,645    174,006
   Nahar Capital & Financial Services, Ltd................    18,244     15,905
   National Aluminium Co., Ltd............................ 1,244,968  1,078,800
   Nava Bharat Ventures, Ltd..............................    27,806     92,373
   NIIT Technologies, Ltd.................................   436,637  2,379,685
   NIIT, Ltd.............................................. 1,287,158    794,220
   Noida Toll Bridge Co., Ltd.............................   361,467    169,188
   OCL India, Ltd.........................................    61,362    177,416
  *OMAXE, Ltd.............................................   760,005  2,210,662
  *Orbit Corp., Ltd.......................................   431,838    438,507
   Orchid Chemicals & Pharmaceuticals, Ltd................   609,939  1,179,045
   Orient Paper & Industries, Ltd.........................   452,522    642,499
   Oriental Bank of Commerce.............................. 1,002,858  5,752,004
  *Oswal Chemical & Fertilizers, Ltd......................   490,659    274,550
  *Panacea Biotec, Ltd....................................    32,900     64,951
  *Parsvnath Developers, Ltd.............................. 1,662,316  1,135,446
   Peninsula Land, Ltd....................................   254,726    344,939
   Petronet LNG, Ltd...................................... 1,865,317  5,798,989
   Piramal Enterprises, Ltd...............................   666,316  6,119,769
  *Plethico Pharmaceuticals, Ltd..........................   205,772    941,302
   Polaris Financial Technology, Ltd......................   641,382  1,422,408
   Polyplex Corp., Ltd....................................    22,174     85,202
   Power Finance Corp., Ltd...............................    16,793     57,618
   Prism Cement, Ltd......................................   426,424    439,481
   PTC (India), Ltd....................................... 3,100,766  3,655,204
   Punj Lloyd, Ltd........................................ 3,167,108  2,954,108
   Punjab & Sind Bank.....................................   116,252    139,061
   Rain Commodities, Ltd.................................. 1,362,709    980,634

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
INDIA -- (Continued)
   Rajesh Exports, Ltd.................................    325,512 $    736,854
   Raymond, Ltd........................................    389,633    2,764,308
   REI Agro, Ltd.......................................  4,398,461      832,734
  *REI Six Ten Retail, Ltd.............................    337,935       24,053
   Reliance Capital, Ltd...............................  1,987,403   14,012,038
   Reliance Communications, Ltd........................  7,699,434    7,673,909
   Reliance Industries, Ltd............................ 19,097,966  284,786,980
   Reliance Industries, Ltd. Sponsored GDR.............    107,000    3,172,550
  *Reliance Power, Ltd.................................  8,966,445   15,315,707
   Rolta (India), Ltd..................................  1,719,900    2,067,121
   Ruchi Soya Industries, Ltd..........................  1,722,168    2,122,315
   Rural Electrification Corp., Ltd....................  2,768,400   11,033,859
   S. Kumars Nationwide, Ltd...........................  2,532,190      700,210
  *SEAMEC, Ltd.........................................      9,774       16,512
   Sesa Goa, Ltd.......................................  5,801,167   18,348,913
  *Shipping Corp. of India, Ltd........................  2,146,903    2,016,890
   Shiv-Vani Oil & Gas Exploration Services, Ltd.......     93,090      225,391
   Shree Renuka Sugars, Ltd............................  7,048,981    4,104,739
   Simplex Infrastructures, Ltd........................      2,212        8,349
   Sintex Industries, Ltd..............................  2,971,670    3,538,472
   SKF (India), Ltd....................................      6,871       82,557
   Sobha Developers, Ltd...............................    489,167    3,246,719
   South Indian Bank, Ltd..............................  9,724,062    4,164,831
   SREI Infrastructure Finance, Ltd....................  1,470,670      748,085
   SRF, Ltd............................................    269,009    1,113,379
   State Bank of Bikaner & Jaipur......................     22,710      159,521
   State Bank of India.................................  2,228,831   86,802,979
   State Bank of India Sponsored GDR...................      5,732      473,630
   Steel Authority of India, Ltd.......................  8,166,695   12,144,115
  *Sterling Biotech, Ltd...............................    844,710       84,974
   Sterlite Industries (India), Ltd....................  5,746,256   10,596,597
  #Sterlite Industries (India), Ltd. ADR...............  2,573,639   19,276,556
   Sterlite Technologies, Ltd..........................  1,733,519      959,521
   Strides Arcolab, Ltd................................    219,001    3,621,435
   Styrolution ABS India, Ltd..........................     28,114      334,815
   Sundaram Finance, Ltd...............................      4,139       70,341
   Sundram Fastners, Ltd...............................     55,097       48,947
  *Suzlon Energy, Ltd.................................. 14,019,450    4,084,795
   Syndicate Bank......................................  2,298,219    5,002,267
   Tamilnadu Newsprint & Papers, Ltd...................     58,711      118,645
   Tata Chemicals, Ltd.................................  1,136,067    6,673,052
   Tata Communications, Ltd............................  1,042,873    4,704,661
   Tata Investment Corp., Ltd..........................     38,357      315,321
   Tata Steel, Ltd.....................................  6,428,335   46,503,151
   Tata Tea, Ltd.......................................  4,929,114   13,604,602
  *Teledata Marine Solutions, Ltd......................    267,258        1,490
   Time Technoplast, Ltd...............................    498,379      421,039
   Titagarh Wagons, Ltd................................    106,381      648,037
   Transport Corp of India, Ltd........................     23,907       28,023
   Trent, Ltd..........................................     18,226      374,955
   Triveni Turbine, Ltd................................    240,000      245,792
   Tube Investments of India, Ltd......................    574,844    1,846,627
  *Tulip IT Services, Ltd..............................    707,174      486,838
  *TV18 Broadcast, Ltd.................................    473,330      244,377
   UCO Bank............................................  2,836,237    3,820,158
   Uflex, Ltd..........................................    451,319      844,059
   Unichem Laboratories, Ltd...........................    191,773      679,057
   Union Bank of India, Ltd............................    797,003    2,892,589
  *Unitech, Ltd........................................ 25,504,208   10,889,620
  *United Bank of India................................     28,596       33,500
   United Phosphorus, Ltd..............................  2,712,633    5,721,307

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      Shares        Value++
                                                   ------------- --------------
INDIA -- (Continued)
   United Spirits, Ltd............................        41,486 $      907,985
  *Usha Martin, Ltd...............................     1,702,109        912,759
  *Vardhman Special Steels, Ltd...................        19,609         11,956
   Vardhman Textiles, Ltd.........................       104,526        480,683
   Videocon Industries, Ltd.......................     1,005,750      3,189,569
   Vijaya Bank, Ltd...............................     2,397,311      2,385,690
   Voltamp Transformers, Ltd......................           724          6,383
   Welspun Corp., Ltd.............................     1,848,725      3,330,760
  *Wockhardt, Ltd.................................        23,681        661,305
   Zee Entertainment Enterprises, Ltd.............     1,235,669      4,331,225
  *Zee Learn, Ltd.................................       228,211        118,699
   Zensar Technologies, Ltd.......................         6,739         28,787
  *Zuari Agro Chemicals, Ltd......................       128,304        797,324
   Zuari Global, Ltd..............................       118,753        266,775
   Zylog Systems, Ltd.............................       154,229        428,390
                                                                 --------------
TOTAL INDIA.......................................                1,368,952,503
                                                                 --------------
INDONESIA -- (2.9%)
   PT Adaro Energy Tbk............................    56,029,500      7,946,157
   PT Adhi Karya Persero Tbk......................    13,358,117      1,956,461
  *PT Agis Tbk....................................    57,627,500      2,603,566
   PT Agung Podomoro Land Tbk.....................     3,748,500        141,581
   PT AKR Corporindo Tbk..........................     3,981,400      1,834,267
  *PT Alam Sutera Realty Tbk......................    32,426,000      1,947,509
   PT Aneka Tambang Persero Tbk...................    64,753,500      8,591,267
   PT Asahimas Flat Glass Tbk.....................     5,277,000      4,274,799
   PT Astra Graphia Tbk...........................     4,213,000        611,861
  *PT Bakrie & Brothers Tbk....................... 1,056,525,750      4,284,560
   PT Bakrie Sumatera Plantations Tbk.............   182,168,500      2,245,652
  *PT Bakrie Telecom Tbk..........................   288,731,000      1,800,310
  *PT Bakrieland Development Tbk..................   623,458,520      4,194,690
   PT Bank Bukopin Tbk............................    61,269,333      4,056,153
   PT Bank Danamon Indonesia Tbk..................    34,396,054     21,805,087
   PT Bank Mandiri Persero Tbk....................    59,143,431     50,525,080
   PT Bank Negara Indonesia Persero Tbk...........   118,251,941     47,184,137
  *PT Bank Pan Indonesia Tbk......................   150,362,201     11,380,737
  *PT Bank Pembangunan Daerah Jawa Barat Dan
    Banten Tbk....................................     7,433,500        846,803
  *PT Bank Permata Tbk............................       304,000         44,815
   PT Bank Tabungan Negara Persero Tbk............    41,974,862      6,606,398
  *PT Barito Pacific Tbk..........................    15,126,000        784,165
  *PT Benakat Petroleum Energy Tbk................     2,249,500         41,558
  *PT Berau Coal Energy Tbk.......................    10,353,500        236,734
  *PT Berlian Laju Tanker Tbk.....................   128,161,466             --
   PT Bhakti Investama Tbk........................   267,646,200     15,238,998
   PT Bisi International Tbk......................     6,891,000        764,567
  *PT Budi Acid Jaya Tbk..........................    15,362,000        225,165
  *PT Bumi Resources Minerals Tbk.................       541,000         24,373
   PT Bumi Resources Tbk..........................   238,608,500     16,287,078
   PT Bumi Serpong Damai Tbk......................    19,383,000      2,483,967
  *PT Central Proteinaprima Tbk...................   178,071,500        621,072
   PT Charoen Pokphand Indonesia Tbk..............    70,545,330     22,841,603
   PT Ciputra Development Tbk.....................   108,128,000      7,614,911
   PT Ciputra Property Tbk........................     1,855,000        127,015
   PT Ciputra Surya Tbk...........................    16,452,000      2,985,643
   PT Clipan Finance Indonesia Tbk................     2,995,500        124,179
  *PT Darma Henwa Tbk.............................   246,575,442      1,277,726
  *PT Davomas Adabi Tbk...........................   138,239,500        719,623
  *PT Delta Dunia Makmur Tbk......................     4,956,500         90,278
  *PT Elnusa Tbk..................................    27,207,500        508,066
  *PT Energi Mega Persada Tbk.....................   568,704,378      5,349,639
   PT Ever Shine Textile Tbk......................    19,342,215        320,189

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         Shares      Value++
                                                       ----------- ------------
INDONESIA -- (Continued)
  *PT Exploitasi Energi Indonesia Tbk.................   9,451,000 $    352,996
   PT Gajah Tunggal Tbk...............................  24,993,500    5,629,490
  *PT Garuda Indonesia Persero Tbk....................   1,741,500      124,812
   PT Global Mediacom Tbk.............................  92,510,500   21,856,804
   PT Gozco Plantations Tbk...........................  30,426,400      678,725
  *PT Great River International Tbk...................   1,788,000           --
   PT Gudang Garam Tbk................................   5,176,000   26,394,284
  *PT Hero Supermarket Tbk............................     306,500      106,329
   PT Holcim Indonesia Tbk............................  15,667,000    5,286,659
  *PT Indah Kiat Pulp & Paper Corp. Tbk...............  32,693,500    3,325,405
   PT Indika Energy Tbk...............................  29,492,000    4,733,790
   PT Indofood Sukses Makmur Tbk......................  60,328,500   35,695,707
   PT Indorama Synthetics Tbk.........................      41,500        6,504
   PT Intiland Development Tbk........................  35,952,500    1,174,717
   PT Japfa Comfeed Indonesia Tbk.....................   5,422,250    2,745,704
   PT Jaya Real Property Tbk..........................  25,528,000    7,308,902
  *PT Kawasan Industri Jababeka Tbk................... 294,868,000    6,255,563
   PT Lautan Luas Tbk.................................   1,040,000       86,400
   PT Lippo Karawaci Tbk.............................. 276,014,437   26,635,809
   PT Matahari Putra Prima Tbk........................  35,957,400    5,641,129
   PT Mayorah Indah Tbk...............................   8,301,072   20,382,925
   PT Medco Energi Internasional Tbk..................  26,880,000    4,405,173
   PT Media Nusantara Citra Tbk.......................  15,413,094    4,520,102
   PT Mitra Adiperkasa Tbk............................   1,460,000      991,580
  *PT Mitra International Resources Tbk...............  38,631,660      599,283
   PT Pabrik Kertas Tjiwi Kimia Tbk...................     246,000       56,871
   PT Pan Brothers Tbk................................      87,500        3,816
  *PT Panasia Indo Resources Tbk......................     403,200       12,803
  *PT Panin Financial Tbk............................. 247,955,500    3,421,127
   PT Panin Insurance Tbk.............................  30,688,500    1,711,910
   PT Pembangunan Perumahan Persero Tbk...............  16,435,000    1,311,126
   PT Perusahaan Perkebunan London Sumatra Indonesia
     Tbk..............................................  25,417,884    6,124,631
  *PT Polychem Indonesia Tbk..........................  16,925,000      639,838
   PT Ramayana Lestari Sentosa Tbk....................  25,267,500    2,908,372
   PT Sampoerna Agro Tbk..............................  10,891,441    2,737,980
   PT Samudera Indonesia Tbk..........................     290,000      115,437
   PT Selamat Sempurna Tbk............................  14,510,000    3,689,173
  *PT Sentul City Tbk................................. 265,783,500    5,299,695
   PT Sinar Mas Agro Resources & Technology Tbk.......   7,808,900    5,649,175
   PT Sinar Mas Multiartha Tbk........................       2,000          946
   PT Summarecon Agung Tbk............................  38,574,857    7,023,603
  *PT Sunson Textile Manufacturer Tbk.................   6,012,000      123,933
  *PT Surya Dumai Industri Tbk........................   5,145,000           --
   PT Surya Toto Indonesia Tbk........................     464,000      322,656
  *PT Suryainti Permata Tbk...........................  17,378,000      161,025
   PT Tiga Pilar Sejahtera Food Tbk...................  26,697,722    2,491,292
   PT Timah Persero Tbk...............................  35,523,900    5,262,363
   PT Trias Sentosa Tbk...............................     336,500       10,651
  *PT Trimegah Securities Tbk.........................  34,267,000      419,273
  *PT Truba Alam Manunggal Engineering Tbk............ 129,244,500      672,798
   PT Tunas Baru Lampung Tbk..........................  16,371,000      865,134
   PT Tunas Ridean Tbk................................  42,848,500    4,006,295
   PT Ultrajaya Milk Industry & Trading Co. Tbk.......  13,717,500    1,793,953
   PT Unggul Indah Cahaya Tbk.........................     371,435       80,242
   PT United Tractors Tbk.............................   1,386,500    3,027,425
   PT Vale Indonesia Tbk..............................  41,280,500   11,520,820
   PT Wijaya Karya Persero Tbk........................  31,859,002    4,530,140
                                                                   ------------
TOTAL INDONESIA.......................................              524,481,734
                                                                   ------------
ISRAEL -- (0.0%)
   Delta-Galil Industries, Ltd........................          --            5

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
ISRAEL -- (Continued)
  *Electra Real Estate, Ltd.............................         -- $        --
   Elron Electronic Industries, Ltd.....................          1           3
  *Feuchtwanger Investments, Ltd........................     10,500          32
  *Formula Systems (1985), Ltd..........................         --          --
  *Formula Vision Technologies, Ltd.....................         --          --
  *Israel Steel Mills, Ltd..............................     97,000         974
  *Kardan Israel, Ltd...................................         --          --
  *Knafaim Holdings, Ltd................................     69,033     203,352
  *Koor Industries, Ltd.................................          1          11
  *Liberty Properties, Ltd..............................      2,533      19,932
  *Mivtach Shamir Holdings, Ltd.........................     35,121     640,546
  *Naphtha Israel Petroleum Corp., Ltd..................         --           1
                                                                    -----------
TOTAL ISRAEL............................................                864,856
                                                                    -----------
MALAYSIA -- (3.2%)
  *Adventa Berhad.......................................     62,000      38,606
   Affin Holdings Berhad................................  9,611,900  10,670,460
   AirAsia Berhad.......................................  3,868,000   3,839,103
  *Alam Maritim Resources Berhad........................  4,226,700   1,002,491
   Alliance Financial Group Berhad...................... 15,889,900  21,197,980
   AMMB Holdings Berhad................................. 22,188,962  46,394,893
   Ann Joo Resources Berhad.............................  2,874,900   1,394,855
   APM Automotive Holdings Berhad.......................  1,238,800   1,977,556
   Apollo Food Holdings Berhad..........................     38,400      41,808
   Asas Dunia Berhad....................................    252,800     124,945
   Batu Kawan Berhad....................................  2,242,250  13,216,133
   Berjaya Assets Berhad................................    171,900      50,583
   Berjaya Corp. Berhad................................. 32,247,480   6,762,131
   Berjaya Land Berhad.................................. 13,220,000   3,516,419
   BIMB Holdings Berhad.................................  4,700,400   4,663,366
   BLD Plantation Berhad................................      6,600      17,267
  *Bolton Berhad........................................  1,352,400     357,183
  *Boustead Heavy Industries Corp. Berhad...............     63,700      52,877
   Boustead Holdings Berhad.............................  7,021,598  11,536,541
   Cahya Mata Sarawak Berhad............................  1,978,700   2,160,140
   CB Industrial Product Holding Berhad.................    451,100     402,505
   Chemical Co. of Malaysia Berhad......................    311,000     133,442
   Chin Teck Plantations Berhad.........................    309,100     913,642
   Coastal Contracts Berhad.............................  2,547,400   1,593,277
   CSC Steel Holdings Berhad............................  2,469,800     988,164
   Cycle & Carriage Bintang Berhad......................    241,300     220,518
  *Datuk Keramik Holdings Berhad........................    127,000          --
   Dijaya Corp. Berhad..................................  1,364,600     474,700
   DRB-Hicom Berhad..................................... 13,640,500  11,070,084
   Eastern & Oriental Berhad............................ 12,998,415   6,976,868
   ECM Libra Financial Group Berhad.....................  7,270,726   2,118,814
   Evergreen Fibreboard Berhad..........................  3,603,526     762,724
   Faber Group Berhad...................................  2,767,000   1,323,566
   Far East Holdings Berhad.............................    403,800     960,599
  *Fountain View Development Berhad.....................  2,573,200          --
   Gamuda Berhad........................................  1,852,500   2,190,665
   Genting (Malaysia) Berhad............................ 10,284,500  12,100,834
   Genting Plantations Berhad...........................    400,300   1,178,429
   Globetronics Technology Berhad.......................    730,700     361,557
   Glomac Berhad........................................  4,446,600   1,230,128
   Goldis Berhad........................................  3,042,225   2,005,832
  *Green Packet Berhad..................................  1,037,400     205,840
   GuocoLand (Malaysia) Berhad..........................  1,321,700     340,492
   Hap Seng Consolidated Berhad......................... 13,168,500   7,032,096
   Hap Seng Plantations Holdings Berhad.................  3,649,300   3,518,212
  *Hiap Teck Venture Berhad.............................    183,300      30,037

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
MALAYSIA -- (Continued)
  *Ho Wah Genting Berhad................................  2,210,200 $   227,710
   Hong Leong Financial Group Berhad....................  2,148,951   9,083,126
   Hong Leong Industries Berhad.........................  1,233,000   1,898,528
  *Hubline Berhad.......................................  6,941,850     136,304
   Hunza Properties Berhad..............................  1,033,300     518,027
   Hwang-DBS (Malaysia) Berhad..........................    925,100     766,161
   IGB Corp. Berhad..................................... 14,898,690  11,900,736
  *IGB Real Estate Investment Trust.....................  1,145,343     496,340
   IJM Corp. Berhad..................................... 21,232,980  34,849,020
   IJM Land Berhad......................................  5,455,700   3,939,118
   IJM Plantations Berhad...............................    514,200     527,657
  *Inch Kenneth Kajang Rubber Berhad....................    119,800      28,818
  *Insas Berhad.........................................  5,034,048     660,263
   Integrax Berhad......................................    936,300     426,733
  *Iris Corp. Berhad....................................  4,773,700     272,999
  *Jaks Resources Berhad................................  6,197,900     749,902
   Jaya Tiasa Holdings Berhad...........................  3,976,133   2,997,622
  *JCY International Berhad.............................  3,383,400     830,112
   K & N Kenanga Holdings Berhad........................  3,187,800     700,834
  *Karambunai Corp. Berhad.............................. 19,239,800     751,884
   Keck Seng (Malaysia) Berhad..........................  2,515,500   3,243,499
   Kian Joo Can Factory Berhad..........................  4,383,180   3,405,070
  *KIG Glass Industrial Berhad..........................    260,000       2,561
   Kim Loong Resources Berhad...........................    491,900     364,566
  *Kinsteel Berhad......................................  8,342,300   1,079,001
   KLCC Property Holdings Berhad........................  6,568,600  12,795,626
  *KNM Group Berhad..................................... 14,497,525   2,538,640
   Knusford Berhad......................................     73,800      42,045
   KrisAssets Holdings Berhad...........................    218,577     198,468
  *KSL Holdings Berhad..................................    994,966     464,035
  *KUB (Malaysia) Berhad................................  6,366,600   1,020,704
   Kulim (Malaysia) Berhad..............................  9,703,300  15,931,915
  *Kumpulan Fima Berhad.................................  2,178,600   1,385,497
   Kumpulan Perangsang Selangor Berhad..................  1,741,700     553,493
   Kwantas Corp. Berhad.................................    288,400     187,904
  *Land & General Berhad................................  5,542,700     831,567
  *Landmarks Berhad.....................................  4,118,808   1,275,822
   Latexx Partners Berhad...............................  1,412,600   1,055,711
   LBS Bina Group Berhad................................    430,700     122,886
   Lingui Development Berhad............................  1,356,814     725,656
  *Lion Corp. Berhad....................................  1,371,081     127,872
   Lion Diversified Holdings Berhad.....................  4,064,800     412,367
   Lion Forest Industries Berhad........................     46,348      19,574
   Lion Industries Corp. Berhad.........................  7,840,481   2,723,645
   Mah Sing Group Berhad................................  2,467,700   1,815,725
   Malayan Flour Mills Berhad...........................  1,386,750     622,665
   Malaysia Airports Holdings Berhad....................  1,060,500   2,021,572
  *Malaysian Airlines System Berhad.....................  2,202,100     742,429
   Malaysian Bulk Carriers Berhad.......................  3,692,325   1,754,470
   Malaysian Pacific Industries Berhad..................    939,475     813,914
   Malaysian Resources Corp. Berhad.....................  5,785,200   3,328,249
   MBM Resources Berhad.................................  2,406,003   2,682,037
   Media Prima Berhad...................................    551,000     411,890
   Mega First Corp. Berhad..............................  1,154,600     624,933
  *Metroplex Berhad.....................................    817,000          --
  *MISC Berhad..........................................  5,859,504   8,138,716
  *MK Land Holdings Berhad..............................  9,637,500   1,177,242
   MKH Berhad...........................................  1,225,659     942,461
   MMC Corp. Berhad..................................... 13,905,480  11,871,127
  *MNRB Holdings Berhad.................................  1,295,300   1,229,162
   Mudajaya Group Berhad................................  3,280,000   2,869,847

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
MALAYSIA -- (Continued)
   Muhibbah Engineering Berhad..........................  5,272,100 $ 1,596,544
  *Mulpha International Berhad.......................... 31,821,100   4,273,788
  *Multi-Purpose Holdings Berhad........................  1,040,100   1,237,446
   MWE Holdings Berhad..................................    290,400     167,768
   Naim Holdings Berhad.................................  2,063,100   1,345,012
   NCB Holdings Berhad..................................  2,451,500   3,544,287
   Negri Sembilan Oil Palms Berhad......................    167,600     317,607
   Oriental Holdings Berhad.............................  3,680,879   9,412,501
   Oriental Interest Berhad.............................    139,100      60,555
   OSK Holdings Berhad..................................  7,069,371   3,383,071
   OSK Ventures International Berhad....................     59,397       8,051
   P.I.E. Industrial Berhad.............................    323,600     470,728
   Pacific & Orient Berhad..............................    283,730     107,710
   Panasonic Manufacturing (Malaysia) Berhad............    383,380   2,766,364
  *Paracorp Berhad......................................    252,000         827
   Paramount Corp. Berhad...............................  1,049,300     519,334
   PBA Holdings Berhad..................................  1,362,400     402,570
   Pelikan International Corp. Berhad...................  4,182,926   1,027,279
  *Perdana Petroleum Berhad.............................  3,698,200   1,167,911
  *Perisai Petroleum Teknologi Berhad...................    824,300     277,866
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad....      6,800       7,138
   PJ Development Holdings Berhad.......................  3,182,100     839,602
   POS (Malaysia) Berhad................................  3,638,617   3,600,302
   PPB Group Berhad.....................................  7,552,466  33,332,351
   Press Metal Berhad...................................  2,734,381   1,559,664
  *Prime Utilities Berhad...............................     39,000       1,152
   Protasco Berhad......................................    282,200      85,129
  *QSR Brands Berhad....................................     56,800     122,529
   RCE Capital Berhad...................................  5,440,500     552,243
   RHB Capital Berhad................................... 10,646,121  26,165,572
  *Rimbunan Sawit Berhad................................    144,400      44,433
   Salcon Berhad........................................    416,700      60,126
   Sarawak Oil Palms Berhad.............................    596,220   1,218,649
   Sarawak Plantation Berhad............................     66,900      57,244
   Scientex Berhad......................................    746,748     785,991
  *Scomi Group Berhad................................... 22,855,300   3,063,838
   Selangor Dredging Berhad.............................  1,312,700     328,940
   Selangor Properties Berhad...........................     59,800      68,467
   Shangri-La Hotels (Malaysia) Berhad..................    753,100   1,046,248
   Shell Refining Co. Federation of Malaysia Berhad.....    241,200     696,145
   SHL Consolidated Berhad..............................  1,008,700     381,024
  *Sino Hua-An International Berhad.....................  3,829,800     219,222
   Subur Tiasa Holdings Berhad..........................    507,130     376,758
  *Sunway Berhad........................................  8,362,945   6,461,566
   Supermax Corp. Berhad................................  6,526,800   4,319,116
   Suria Capital Holdings Berhad........................    694,100     330,117
   Ta Ann Holdings Berhad...............................    579,722     722,204
   TA Enterprise Berhad................................. 18,077,500   3,019,233
   TA Global Berhad.....................................  9,842,580     821,967
   TAHPS Group Berhad...................................     27,000      48,310
   Tan Chong Motor Holdings Berhad......................  4,699,300   6,828,172
   TDM Berhad...........................................  1,942,600   2,254,883
  *TH Heavy Engineering Berhad..........................  4,521,200     873,022
   TH Plantations Berhad................................     39,200      29,683
  *Time Dotcom Berhad...................................  5,476,280   6,275,930
  *Tiong Nam Transport Holdings Berhad..................     40,400      16,178
   Tradewinds (Malaysia) Berhad.........................  1,948,000   4,683,114
   Tradewinds Corp. Berhad..............................  5,394,700   1,799,849
   Tradewinds Plantation Berhad.........................    540,800     758,068
  *Trinity Corp. Berhad................................. 15,950,050     236,888
   TSH Resources Berhad.................................    496,200     387,104

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
MALAYSIA -- (Continued)
  *UEM Land Holdings Berhad............................  3,982,945 $  2,759,324
   UMW Holdings Berhad.................................    988,586    3,221,773
   Unico-Desa Plantations Berhad.......................  4,258,528    1,773,672
   Unisem (Malaysia) Berhad............................  8,256,000    2,750,789
   United Malacca Berhad...............................    957,500    2,249,479
   United Plantations Berhad...........................    602,700    4,978,688
   VS Industry Berhad..................................  1,337,193      657,444
   Wah Seong Corp. Berhad..............................  3,847,911    2,206,415
   WCT Berhad..........................................  7,324,200    6,622,903
   Wing Tai (Malaysia) Berhad..........................  1,868,800    1,109,965
   WTK Holdings Berhad.................................  4,994,050    1,716,312
   Yeo Hiap Seng (Malaysia) Berhad.....................    354,220      412,614
   YNH Property Berhad.................................  5,291,959    3,304,443
   YTL Corp. Berhad.................................... 69,817,250   39,997,867
  *YTL Land & Development Berhad.......................  1,918,300      608,850
  *Zelan Berhad........................................  5,049,100      595,161
                                                                   ------------
TOTAL MALAYSIA.........................................             571,995,908
                                                                   ------------
MEXICO -- (6.6%)
  #Alfa S.A.B. de C.V. Series A........................ 51,397,020   94,755,160
  *Alsea S.A.B. de C.V.................................  2,045,320    3,284,946
   Arca Continental S.A.B. de C.V......................  4,696,529   34,074,405
 #*Axtel S.A.B. de C.V.................................  8,940,907    1,993,848
   Bolsa Mexicana de Valores S.A. de C.V...............  3,264,525    7,230,123
  *Cemex S.A.B. de C.V. Sponsored ADR.................. 16,022,635  144,844,622
  #Cia Minera Autlan S.A.B. de C.V. Series B...........  1,187,152    1,175,003
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR........    151,579   19,388,470
  *Consorcio ARA S.A.B. de C.V. Series *............... 11,911,323    3,738,776
  #Controladora Comercial Mexicana S.A.B. de C.V.
    Series B...........................................  4,941,405   13,849,822
   Corp Actinver S.A.B. de C.V.........................      3,700        3,218
  *Corporacion GEO S.A.B. de C.V. Series B.............  9,461,653   11,359,186
  *Corporacion Interamericana de Entramiento S.A.B. de
    C.V. Series B......................................  1,560,786      786,711
 #*Desarrolladora Homex S.A.B. de C.V..................  3,619,653    7,997,294
 #*Desarrolladora Homex S.A.B. de C.V. ADR.............    115,455    1,529,779
  *Dine S.A.B. de C.V..................................  1,027,267      329,504
   El Puerto de Liverpool S.A.B. de C.V. Series 1......     19,600      184,115
   El Puerto de Liverpool S.A.B. de C.V. Series C-1....    202,440    1,813,209
  *Empaques Ponderosa S.A. de C.V. Series B............     90,000        6,186
 #*Empresas ICA S.A.B. de C.V..........................  6,728,823   14,465,890
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR...........  1,118,155    9,660,859
 #*Financiera Independencia S.A.B. de C.V..............     14,576        4,497
  #Fomento Economico Mexicano S.A.B. de C.V............  2,311,921   20,838,011
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR.....................................  2,494,369  226,014,775
  *Gruma S.A.B. de C.V. ADR............................     15,222      176,575
 #*Gruma S.A.B. de C.V. Series B.......................  3,607,804   10,497,734
  *Grupo Aeromexico S.A.B. de C.V......................     47,800       74,690
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 868,688 2,065,240 #Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
    ADR................................................     46,309      892,374
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR. 636,889 30,328,654 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Series B..........................................  1,268,733    6,089,802
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.. 271,607 26,229,088 #Grupo Aeroportuario del Sureste S.A.B. de C.V.
    Series B...........................................  1,203,482   11,672,691
  #Grupo Bimbo S.A.B. de C.V. Series A.................    187,300      435,851
   Grupo Carso S.A.B. de C.V. Series A-1............... 10,574,593   38,174,814
  *Grupo Cementos de Chihuahua S.A.B. de C.V...........  2,799,892    9,470,537
  #Grupo Comercial Chedraui S.A. de C.V................  1,382,379    3,726,743
 #*Grupo Famsa S.A.B. de C.V. Series A.................  2,995,218    3,545,584
   Grupo Financiero Banorte S.A.B. de C.V. Series O.... 23,160,991  128,770,440
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O.... 16,767,514   44,550,314
   Grupo Gigante S.A.B. de C.V. Series*................    471,076      870,631
  #Grupo Industrial Maseca S.A.B. de C.V. Series B.....  2,724,300    3,274,819

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
MEXICO -- (Continued)
   Grupo Industrial Saltillo S.A.B. de C.V..........   1,332,369 $    2,386,135
   Grupo Kuo S.A.B. de C.V. Series B................   2,056,267      4,337,414
   Grupo Mexico S.A.B. de C.V. Series B.............  26,180,390     83,935,602
  *Grupo Pochteca S.A.B. de C.V.....................     288,324         99,528
  *Grupo Posadas S.A.B. de C.V. Series L............     355,600        429,088
  *Grupo Qumma S.A. de C.V. Series B................       5,301             73
  *Grupo Simec S.A. de C.V. Series B................   1,732,137      6,919,817
 #*Grupo Simec S.A. de C.V. Sponsored ADR...........      19,072        231,534
  #Industrias Bachoco S.A.B. de C.V. Series B.......     924,065      1,952,011
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR..         382          9,645
  *Industrias CH S.A.B. de C.V. Series B............   3,336,823     19,364,990
 #*Inmuebles Carso S.A.B. de C.V. Series B-1........  10,258,893      7,967,996
   Medica Sur S.A.B. de C.V. Series B...............       1,000          1,834
 #*Megacable Holdings S.A.B. de C.V.................      84,894        215,898
  *Minera Frisco S.A.B. de C.V. Series A-1..........   9,613,778     38,179,048
  *OHL Mexico S.A.B. de C.V.........................   2,713,151      4,517,084
  #Organizacion Soriana S.A.B. de C.V. Series B.....  14,981,589     50,342,899
  *Qualitas Controladora S.A.B. de C.V..............   2,054,000      3,058,882
 #*Sare Holding S.A.B. de C.V.......................   1,159,700         97,424
  *Savia S.A. de C.V. Series A......................   3,457,285        211,229
   TV Azteca S.A.B. de C.V..........................   2,655,220      1,664,836
 #*Urbi Desarrollos Urbanos S.A.B. de C.V...........   9,102,158      5,679,291
 #*Vitro S.A.B. de C.V. Series A....................   1,546,127      2,242,321
                                                                 --------------
TOTAL MEXICO........................................              1,174,019,569
                                                                 --------------
PHILIPPINES -- (1.1%)
   A. Soriano Corp..................................  20,195,000      2,429,772
   Alliance Global Group, Inc.......................  34,135,406     12,309,818
   Alsons Consolidated Resources, Inc...............  17,757,000        607,973
  *Atlas Consolidated Mining & Development..........     937,200        404,109
   Ayala Corp. Series A.............................      39,500        424,014
  *BDO Unibank, Inc.................................   9,833,155     15,257,818
  *Cebu Air, Inc....................................      45,980         63,839
   Cebu Holdings, Inc...............................   6,655,750        794,849
   China Banking Corp...............................     313,420        402,175
   DMCI Holdings, Inc...............................   3,702,200      4,848,211
  *Empire East Land Holdings, Inc...................  43,393,000      1,042,294
  *Export & Industry Bank, Inc. Class A.............      14,950             94
   Filinvest Development Corp.......................      60,000          6,534
   Filinvest Land, Inc.............................. 187,358,031      6,631,722
  *Filipina Water Bottling Corp.....................   5,471,786             --
   First Philippines Holdings Corp..................   4,465,530      9,360,728
  *Global Estate Resorts, Inc.......................  10,608,000        489,327
   JG Summit Holdings, Inc..........................   1,834,300      1,467,898
   Lopez Holdings Corp..............................  29,100,800      3,848,131
   Macroasia Corp...................................   1,418,000         94,330
   Megaworld Corp................................... 201,087,600     11,931,002
   Metro Bank & Trust Co............................   9,336,217     21,527,860
  *Mondragon International Philippines, Inc.........   2,464,000             --
  *Philippine National Bank.........................   4,253,308      7,435,348
  *Philippine National Construction Corp............     398,900         47,448
  *Philippine Realty & Holdings Corp................   4,612,000         53,813
   Philippine Savings Bank..........................   1,232,313      2,572,304
  *Philippine Townships, Inc........................     226,200         26,082
  *Philtown Properties, Inc.........................       6,701            250
   Phinma Corp......................................   2,545,498        659,840
  *Prime Orion Philippines, Inc.....................   3,470,000         46,330
   Rizal Commercial Banking Corp....................   4,707,948      5,241,984
   Robinson's Land Corp. Series B...................  29,013,450     13,378,530
   San Miguel Corp..................................   5,669,766     14,999,752
   Security Bank Corp...............................   1,603,132      6,294,154

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
PHILIPPINES -- (Continued)
   Shang Properties, Inc...............................    614,285 $     41,105
   SM Development Corp................................. 53,432,694    8,086,925
  *Solid Group, Inc....................................  6,660,000      310,149
   Union Bank of Philippines...........................  2,670,714    6,940,246
   Universal Robina Corp............................... 12,672,335   22,099,589
   Vista Land & Lifescapes, Inc........................ 55,755,868    6,491,698
                                                                   ------------
TOTAL PHILIPPINES......................................             188,668,045
                                                                   ------------
POLAND -- (1.4%)
   Agora SA............................................    722,661    1,923,463
   Asseco Poland SA....................................  1,044,952   13,093,225
  *ATM SA..............................................      8,569       22,342
   ATM Systemy Informatyczne SA........................      9,205        3,215
  *Bank Millennium SA..................................  6,694,382    8,868,437
  *Bioton SA........................................... 42,632,004    1,201,785
  *Ciech SA............................................    612,452    4,079,916
   ComArch SA..........................................      3,061       68,125
   Debica SA...........................................    111,346    1,778,132
   Dom Development SA..................................     42,315      386,992
  *Dom Maklerski IDM SA................................    375,896       23,602
   Emperia Holding SA..................................     36,432      616,408
   Enea SA.............................................  1,431,546    6,916,786
  *Farmacol SA.........................................      5,526       46,973
  *Getin Holding SA....................................  3,486,673    2,515,428
  *Getin Noble Bank SA.................................  4,515,878    2,360,205
   Grupa Kety SA.......................................    126,784    5,136,147
  *Grupa Lotos SA......................................  1,221,898   12,910,872
  *Impexmetal SA.......................................  5,864,978    6,663,837
   Koelner SA..........................................    133,100      378,124
  *Kopex SA............................................    530,842    3,224,158
  *Kredyt Bank SA......................................    619,815    3,013,127
  *LC Corp. SA.........................................  1,798,181      646,816
  *Mostostal Warszawa SA...............................      1,892        7,727
  *Netia SA............................................  3,575,413    6,507,872
   Orbis SA............................................    541,449    6,041,875
   Pelion SA...........................................     12,612      103,409
  *Petrolinvest SA.....................................  1,183,087      739,942
   PGE SA..............................................  9,843,377   53,409,982
  *Polimex-Mostostal SA................................ 10,512,907    1,852,220
  *Polnord SA..........................................    127,797      498,153
  *Polski Koncern Miesny Duda SA.......................    951,758      122,621
  *Polski Koncern Naftowy Orlen SA.....................  5,693,986   78,039,888
  *Rovese SA...........................................    224,341      168,954
  *Sygnity SA..........................................    206,622      773,672
   Synthos SA..........................................  8,088,504   13,487,974
   Tauron Polska Energia SA............................  8,717,162   12,056,178
   Zaklady Azotowe Pulawy SA...........................     45,643    1,708,235
  *Zaklady Chemiczne Police SA.........................      5,277       17,936
                                                                   ------------
TOTAL POLAND...........................................             251,414,753
                                                                   ------------
RUSSIA -- (4.3%)
  *AFI Development P.L.C. GDR..........................    156,273       87,846
   Federal Hydrogenerating Co. ADR.....................  6,014,665   14,328,985
   Gazprom OAO Sponsored ADR........................... 72,700,131  667,750,267
   Lukoil OAO Sponsored ADR............................    826,146   50,137,416
  *Magnitogorsk Iron & Steel Works Sponsored GDR.......  1,528,863    6,637,388
 #*Mechel Sponsored ADR................................    232,750    1,477,962
   Surgutneftegas OAO Sponsored ADR....................  2,838,071   24,835,632
                                                                   ------------
TOTAL RUSSIA...........................................             765,255,496
                                                                   ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares     Value++
                                                        ---------- ------------
SOUTH AFRICA -- (7.2%)
   ABSA Group, Ltd.....................................  5,160,055 $ 82,730,749
   Adcorp Holdings, Ltd................................    506,290    1,763,260
   AECI, Ltd...........................................  1,453,855   12,331,669
   Afgri, Ltd..........................................  4,750,643    2,869,406
   African Bank Investments, Ltd.......................  4,073,100   13,812,847
   African Rainbow Minerals, Ltd.......................  1,604,787   33,629,376
   Allied Electronics Corp., Ltd.......................    563,821    1,417,033
  *ArcelorMittal South Africa, Ltd.....................  2,505,685    9,659,754
   Argent Industrial, Ltd..............................  1,278,773      887,031
   Aveng, Ltd..........................................  6,987,825   25,012,441
   AVI, Ltd............................................  2,417,494   15,975,316
   Barloworld, Ltd.....................................  3,844,893   31,157,633
  *Basil Read Holdings, Ltd............................    422,383      479,718
  *Bell Equipment, Ltd.................................    416,814      961,212
   Blue Label Telecoms, Ltd............................  3,149,370    2,463,886
   Brait SE............................................  1,676,738    6,589,565
   Business Connexion Group, Ltd.......................  1,564,081      883,843
   Cadiz Holdings, Ltd.................................      6,673        1,184
   Caxton & CTP Publishers & Printers, Ltd.............  3,018,326    5,756,464
   Cipla Medpro South Africa, Ltd......................  6,592,706    5,713,379
  *Clover Industries, Ltd..............................     19,668       32,108
  *Consolidated Infrastructure Group, Ltd..............     51,564       78,344
  *Corpgro, Ltd........................................    579,166           --
   Datacentrix Holdings, Ltd...........................    188,927       90,020
   DataTec, Ltd........................................  2,817,764   17,514,742
   Delta EMD, Ltd......................................    227,884      150,238
   Distell Group, Ltd..................................    345,859    3,833,067
  *Distribution & Warehousing Network, Ltd.............    250,120      180,864
   DRDGOLD, Ltd........................................  5,565,922    3,978,505
   ElementOne, Ltd.....................................    391,810      439,567
   Eqstra Holdings, Ltd................................  2,013,343    1,516,886
  *Evraz Highveld Steel & Vanadium, Ltd................    169,665      331,091
   FirstRand, Ltd......................................  1,212,575    4,028,803
  *Gijima Group, Ltd...................................    396,488       17,773
   Gold Fields, Ltd....................................    515,937    6,409,182
  #Gold Fields, Ltd. Sponsored ADR..................... 11,629,304  145,482,593
   Grindrod, Ltd.......................................  6,827,699   11,648,964
   Group Five, Ltd.....................................  1,170,693    3,351,518
   Harmony Gold Mining Co., Ltd........................  2,956,676   24,213,944
  #Harmony Gold Mining Co., Ltd. Sponsored ADR.........  3,247,220   26,951,926
   Hudaco Industries, Ltd..............................     30,876      384,721
  *Hulamin, Ltd........................................  1,390,917      549,713
   Iliad Africa, Ltd...................................    179,921      101,329
   Illovo Sugar, Ltd...................................    488,879    1,784,583
   Impala Platinum Holdings, Ltd.......................  2,086,879   37,612,839
   Imperial Holdings, Ltd..............................  1,205,334   27,330,021
   Investec, Ltd.......................................  3,892,489   22,950,387
  *JCI, Ltd............................................ 10,677,339           --
   JD Group, Ltd.......................................  2,283,573   12,191,265
   Lewis Group, Ltd....................................  1,663,114   13,221,596
   Liberty Holdings, Ltd...............................  1,523,202   17,662,164
   Mediclinic International, Ltd.......................  2,347,045   12,701,197
  *Merafe Resources, Ltd............................... 21,582,853    1,723,819
   Metair Investments, Ltd.............................  1,444,005    5,083,638
   MMI Holdings, Ltd................................... 14,082,809   33,981,395
   Mondi, Ltd..........................................  1,771,208   19,209,717
   Mpact, Ltd..........................................  1,992,090    4,305,887
  *Murray & Roberts Holdings, Ltd......................    633,703    1,589,516
  *Mustek, Ltd.........................................     80,318       52,931
  *Mvelaphanda Group, Ltd..............................  4,416,916    1,066,718
   Mvelaserve, Ltd.....................................  1,059,863    1,060,168

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        Shares      Value++
                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
   Nampak, Ltd.......................................  3,614,161 $   12,043,229
   Nedbank Group, Ltd................................  3,179,691     65,565,003
  #Northam Platinum, Ltd.............................  2,536,359      9,515,371
   Omnia Holdings, Ltd...............................    727,952     10,740,992
   Palabora Mining Co., Ltd..........................    177,318      1,739,336
   Peregrine Holdings, Ltd...........................  1,487,502      1,871,522
   Petmin, Ltd.......................................  1,359,741        337,147
   PSG Group, Ltd....................................    669,810      4,886,090
  *Randgold & Exploration Co., Ltd...................    255,138         69,711
   Raubex Group, Ltd.................................    930,856      1,789,487
  *Royal Bafokeng Platinum, Ltd......................     59,522        382,536
   Sanlam, Ltd....................................... 28,863,728    128,793,703
 #*Sappi, Ltd........................................  7,514,840     21,313,834
  *Sappi, Ltd. Sponsored ADR.........................    803,111      2,216,586
   Sasol, Ltd. Sponsored ADR.........................    704,259     29,867,624
  *Sentula Mining, Ltd...............................  2,156,745        421,559
   Standard Bank Group, Ltd.......................... 14,939,038    184,470,451
   Stefanutti Stocks Holdings, Ltd...................    408,800        474,234
 #*Steinhoff International Holdings, Ltd............. 19,509,004     65,620,688
  *Super Group, Ltd..................................  3,253,041      5,805,753
  *Telkom South Africa, Ltd..........................  3,785,590      7,985,814
  *Times Media Group, Ltd............................    470,190        744,005
   Tongaat-Hulett, Ltd...............................    350,322      5,507,179
   Trencor, Ltd......................................  1,049,094      6,664,315
   Value Group, Ltd..................................    976,777        585,831
   Village Main Reef, Ltd............................  2,263,269        319,859
  *Wesizwe Platinum, Ltd.............................      9,762            717
   Zeder Investments, Ltd............................  1,545,606        516,883
                                                                 --------------
TOTAL SOUTH AFRICA...................................             1,289,158,964
                                                                 --------------
SOUTH KOREA -- (14.4%)
  *Aekyung Petrochemical Co., Ltd....................     21,007      1,138,401
   AK Holdings, Inc..................................     37,347        765,309
   Amorepacific Group................................     27,361     11,793,897
  #Asia Cement Co., Ltd..............................     36,168      1,904,546
   Asia Paper Manufacturing Co., Ltd.................     27,000        340,189
 #*AUK Corp..........................................    633,480      1,233,349
   Bookook Securities Co., Ltd.......................     28,655        461,255
  #Boryung Pharmaceutical Co., Ltd...................     71,324      1,623,622
   BS Financial Group, Inc...........................  1,606,361     18,181,966
   BYC Co., Ltd......................................        810        137,496
 #*Byucksan Corp.....................................    129,370        245,668
  *Chin Hung International, Inc......................    283,424        167,911
  #China Ocean Resources Co., Ltd....................    324,290      1,145,784
  #Chong Kun Dang Pharmaceutical Corp................    135,010      4,292,880
   Chosun Refractories Co., Ltd......................      9,371        543,903
   CJ Cheiljedang Corp...............................        199         62,444
  #CJ Corp...........................................    238,449     23,257,120
  *CJ E&M Corp.......................................    238,392      6,410,376
 #*CJ Korea Express Co., Ltd.........................     99,247     10,327,744
 #*Cosmochemical Co., Ltd............................    157,200      1,382,019
   Crown Confectionery Co., Ltd......................      1,119        195,900
  #Dae Dong Industrial Co., Ltd......................    141,640        797,940
  #Dae Han Flour Mills Co., Ltd......................     14,607      1,674,080
  #Dae Won Kang Up Co., Ltd..........................    322,056      2,243,033
  *Dae Young Packaging Co., Ltd......................    421,390        359,196
 #*Daechang Co., Ltd.................................    761,760        872,566
  #Daeduck GDS Co., Ltd..............................    281,480      3,068,660
  #Daegu Department Store Co., Ltd...................    116,061      1,447,430
  #Daehan Steel Co., Ltd.............................    142,010      1,181,997
  *Dae-Il Corp.......................................     63,610        244,840

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
   Daekyo Co., Ltd.......................................   521,770 $ 2,879,066
   Daelim Industrial Co., Ltd............................   453,905  31,546,072
   Daelim Trading Co., Ltd...............................    25,904      98,743
   Daesang Corp..........................................   318,142   7,712,442
  #Daesang Holdings Co., Ltd.............................   141,446     763,452
   Daesung Group Partners Co., Ltd.......................     4,307     146,800
   Daesung Holdings Co., Ltd.............................    52,450     334,951
  *Daesung Industrial Co., Ltd...........................     8,916     147,717
 #*Daewoo Engineering & Construction Co., Ltd............ 1,079,210   9,175,424
   Daewoo Securities Co., Ltd............................ 2,739,222  27,583,059
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd.....   810,562  17,357,632
   Daewoong Co., Ltd.....................................     9,098     174,568
  *Daewoong Pharmaceutical Co., Ltd......................    16,880     745,940
   Dahaam E-Tec Co., Ltd.................................     8,575     139,833
  #Daishin Securities Co., Ltd...........................   613,405   4,885,790
  *Daou Data Corp........................................   102,531     338,680
  #Daou Technology, Inc..................................   353,388   5,017,841
  *Dasan Networks, Inc...................................    75,621     338,778
   DGB Financial Group, Inc.............................. 1,271,752  16,070,145
  #Digital Power Communications Co., Ltd.................    62,160     155,984
   Dong Ah Tire & Rubber Co., Ltd........................    81,994   1,154,921
 #*Dong Yang Gang Chul Co., Ltd..........................   291,430     588,974
 #*Dong-Ah Geological Engineering Co., Ltd...............    23,240     193,023
   Dongbang Agro Co., Ltd................................    53,610     316,050
   Dongbang Transport Logistics Co., Ltd.................   273,670     992,532
  *Dongbu CNI Co., Ltd...................................     7,930      44,828
 #*Dongbu Corp...........................................    60,900     189,864
 #*Dongbu HiTek Co., Ltd.................................   360,004   2,232,662
   Dongbu Securities Co., Ltd............................   351,526   1,095,769
 #*Dongbu Steel Co., Ltd.................................   368,974   1,225,986
   Dong-Il Corp..........................................    19,098     756,657
  #Dongil Industries Co., Ltd............................    18,961     843,615
  *Dongkook Industrial Co., Ltd..........................    61,530     161,098
  #Dongkuk Steel Mill Co., Ltd...........................   693,279   8,887,721
  *Dongkuk Structure & Construction Co., Ltd.............    22,883      46,441
 #*Dongsung Holdings Co., Ltd............................   176,790     968,333
  #Dongwha Pharm Co., Ltd................................   247,660   1,473,775
  #Dongwon F&B Co., Ltd..................................    19,443   1,256,220
  *Dongwon Systems Corp..................................   112,750     107,429
  #Doosan Corp...........................................   109,796  12,676,055
 #*Doosan Engineering & Construction Co., Ltd............   465,690   1,003,589
  #DRB Holding Co., Ltd..................................   129,859     691,235
 #*DRB Industrial Co., Ltd...............................   112,998     818,526
  *Eagon Industrial Co., Ltd.............................     1,140       6,567
  *Eugene Investment & Securities Co., Ltd...............   763,229   1,749,065
   F&F Co., Ltd..........................................       510       2,853
  #Fursys, Inc...........................................    31,943     795,912
  #Gaon Cable Co., Ltd...................................     9,877     195,951
   Global & Yuasa Battery Co., Ltd.......................    59,250   2,512,493
  #Green Cross Holdings Corp.............................    61,960     965,978
  #GS Engineering & Construction Corp....................   356,517  20,035,252
  #GS Holdings Corp......................................   736,970  46,289,581
   Gwangju Shinsegae Co., Ltd............................     5,985   1,294,678
  #Halla Engineering & Construction Corp.................   246,661   1,935,931
  #Han Kuk Carbon Co., Ltd...............................   301,200   1,951,747
   Hana Financial Group, Inc............................. 3,300,484  96,014,717
   Handok Pharmaceuticals Co., Ltd.......................    22,330     355,809
  #Handsome Co., Ltd.....................................   214,790   5,446,525
   Hanil Cement Co., Ltd.................................    52,035   2,107,461
  *Hanil E-Wha Co., Ltd..................................    46,440     300,237
 #*Hanjin Heavy Industries & Construction Co., Ltd.......   518,752   5,603,322

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
  #Hanjin Heavy Industries & Construction
    Holdings Co., Ltd...................................   181,040 $  1,156,051
 #*Hanjin Shipping Co., Ltd............................. 1,344,240   14,957,772
  *Hanjin Shipping Holdings Co., Ltd....................   150,884      765,045
  #Hanjin Transportation Co., Ltd.......................   127,710    2,698,538
   Hankuk Glass Industries, Inc.........................    29,050      622,723
  #Hankuk Paper Manufacturing Co., Ltd..................    32,000      594,233
  *Hanmi Science Co., Ltd...............................    40,780      175,618
   Hanmi Semiconductor Co., Ltd.........................   157,920    1,005,390
   Hansae Yes24 Holdings Co., Ltd.......................     5,060       34,340
   Hanshin Construction Co., Ltd........................    12,240       79,848
   Hansol Chemical Co., Ltd.............................    34,707      756,749
   Hansol CSN Co., Ltd..................................   467,300    1,232,604
   Hansol Paper Co., Ltd................................   590,094    4,954,628
 #*Hansol Technics Co., Ltd.............................    48,410      621,147
  #Hanwha Chemical Corp................................. 1,372,315   22,758,062
   Hanwha Corp..........................................   594,563   16,960,084
  *Hanwha General Insurance Co., Ltd....................    88,563      600,760
  #Hanwha Investment & Securities Co., Ltd..............   935,001    3,355,842
   Hanwha Life Insurance Co., Ltd....................... 1,282,685    9,040,489
   Hanwha Timeworld Co., Ltd............................    12,290      223,015
   Hanyang Securities Co., Ltd..........................    90,530      567,089
 #*Heung-A Shipping Co., Ltd............................   412,990      414,829
   Hite Jinro Co., Ltd..................................    95,203    2,814,055
  #Hite Jinro Holdings Co., Ltd.........................    89,481    1,148,566
   HMC Investment Securities Co., Ltd...................   259,785    3,067,311
  #HS R&A Co., Ltd......................................    37,336      361,325
  #Husteel Co., Ltd.....................................    54,010    1,356,950
  *Hwa Sung Industrial Co., Ltd.........................       280          927
   Hwacheon Machine Tool Co., Ltd.......................    14,227      551,912
  *Hwashin Co., Ltd.....................................     2,590       20,734
   Hyosung Corp.........................................   370,458   20,402,988
 #*Hyundai BNG Steel Co., Ltd...........................   142,590    1,287,450
  #Hyundai Development Co...............................   904,704   16,239,317
  *Hyundai Heavy Industries Co., Ltd....................    36,899    7,732,595
  *Hyundai Hy Communications & Networks Co., Ltd........   163,440      778,826
  #Hyundai Mipo Dockyard Co., Ltd.......................    81,875    8,731,226
   Hyundai Motor Co., Ltd...............................   175,890   36,148,687
   Hyundai Securities Co., Ltd.......................... 1,929,728   14,796,787
  #Hyundai Steel Co..................................... 1,031,183   74,092,555
  #Il Dong Pharmaceutical Co., Ltd......................   130,570    1,067,289
  #Iljin Electric Co., Ltd..............................   315,890    1,331,071
   Iljin Holdings Co., Ltd..............................     7,669       11,800
  #Ilshin Spinning Co., Ltd.............................    15,565    1,129,434
  #Ilsung Pharmaceutical Co., Ltd.......................     9,407      714,421
   Industrial Bank of Korea, Ltd........................ 2,572,180   28,276,049
   Inzi Controls Co., Ltd...............................    41,230      275,369
  *INZI Display Co., Ltd................................   165,116      497,405
  #IS Dongseo Co., Ltd..................................   100,175      995,735
  #ISU Chemical Co., Ltd................................   164,530    3,190,667
  #IsuPetasys Co., Ltd..................................   214,471      852,793
  #Jeil Pharmaceutical Co...............................    71,040    1,122,890
   Jeonbuk Bank, Ltd....................................   707,883    2,694,082
  #JW Pharmaceutical Corp...............................   123,163    1,581,350
   KB Financial Group, Inc.............................. 2,902,753   98,710,063
   KB Financial Group, Inc. ADR......................... 3,182,416  108,361,265
  #KC Tech Co., Ltd.....................................   288,362      998,669
   KCC Corp.............................................    64,340   18,044,347
  #Keangnam Enterprises, Ltd............................   144,590      772,581
 #*KEC Corp.............................................   361,360      179,306
  #Keyang Electric Machinery Co., Ltd...................   393,920      895,254
  #KG Chemical Corp.....................................    47,243      500,795

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
  #KISCO Corp...........................................    56,021 $  1,512,296
  #KISCO Holdings Co., Ltd..............................    11,673      399,743
  #Kishin Corp..........................................   113,945      623,412
  #KISWIRE, Ltd.........................................    69,836    2,026,261
  #Kolon Corp...........................................    86,715    1,366,973
  #Kolon Global Corp....................................   290,500      836,166
  #Kolon Industries, Inc................................   170,961    8,702,128
   Korea Airport Service Co., Ltd.......................    16,760      437,493
   Korea Cast Iron Pipe Industries Co., Ltd.............    11,608       37,098
  #Korea Electric Terminal Co., Ltd.....................    89,230    2,125,910
  *Korea Exchange Bank.................................. 4,108,346   28,475,264
  #Korea Flange Co., Ltd................................    58,560      665,443
   Korea Investment Holdings Co., Ltd...................   541,536   18,511,909
  *Korea Line Corp......................................    16,465       59,887
  #Korea Petrochemical Industrial Co., Ltd..............    37,400    1,707,174
  *Korea Reinsurance Co., Ltd...........................     6,720       65,853
   Korea United Pharm, Inc..............................    93,970      748,858
   KPX Chemical Co., Ltd................................    12,667      583,263
  *KTB Investment & Securities Co., Ltd................. 1,066,210    2,017,257
  #Kukdo Chemical Co., Ltd..............................    50,038    1,957,683
  #Kumho Electric Co., Ltd..............................    52,624    1,324,825
  #Kunsul Chemical Industrial Co., Ltd..................    25,470      459,893
  #Kwang Dong Pharmaceutical Co., Ltd...................   627,670    3,030,915
  #Kyeryong Construction Industrial Co., Ltd............    58,970      473,595
   Kyobo Securities Co., Ltd............................   272,242    1,150,792
   Kyung Dong Navien Co., Ltd...........................    16,050      168,575
   Kyung Nong Corp......................................     3,450       10,670
  *Kyungbang Co., Ltd...................................     7,656      712,540
  #Kyung-In Synthetic Corp..............................   184,400      464,085
   LG Corp..............................................   843,237   51,425,387
 #*LG Display Co., Ltd.................................. 1,309,420   38,860,273
 #*LG Display Co., Ltd. ADR............................. 3,996,524   59,308,416
  #LG Electronics, Inc.................................. 1,750,233  121,766,959
   LG Hausys, Ltd.......................................    85,498    6,143,403
 #*LG Innotek Co., Ltd..................................    85,825    5,918,003
   LG Uplus Corp........................................ 3,789,011   24,197,562
  #Livart Furniture Co., Ltd............................    23,870      154,297
   Lotte Chilsung Beverage Co., Ltd.....................     9,880   12,897,015
  #Lotte Confectionary Co., Ltd.........................     9,269   13,345,974
   Lotte Midopa Co., Ltd................................   162,410    1,866,360
   Lotte Samkang Co., Ltd...............................     9,319    6,242,067
  #Lotte Shopping Co., Ltd..............................   144,966   44,820,810
   LS Corp..............................................    15,317    1,250,745
  *Meritz Finance Group, Inc............................    16,600       55,108
   Meritz Securities Co., Ltd........................... 2,576,974    3,083,336
   Mi Chang Oil Industrial Co., Ltd.....................     3,725      177,585
   Mirae Asset Securities Co., Ltd......................   379,379   10,277,733
  #Moorim P&P Co., Ltd..................................   422,608    1,378,815
  #Moorim Paper Co., Ltd................................   264,210      604,243
  #Motonic Corp.........................................   142,640    1,613,042
   Namyang Dairy Products Co., Ltd......................     4,383    3,798,852
   National Plastic Co..................................   174,380      405,298
  *Neowiz Corp..........................................    58,547      855,518
   Nexen Corp...........................................    14,080    1,086,852
   NH Investment & Securities Co., Ltd..................   441,874    2,042,551
   NICE Holdings Co., Ltd...............................       710       37,642
   NK Co., Ltd..........................................   196,310      682,900
  #Nong Shim Holdings Co., Ltd..........................    24,129    1,370,859
  #NongShim Co., Ltd....................................    45,202   10,676,763
 #*Osung LST Co., Ltd...................................   115,621      358,905
   Ottogi Corp..........................................    15,537    3,374,846

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   Pacific Pharmaceutical Co., Ltd......................       390 $     12,078
  *Paik Kwang Industrial Co., Ltd.......................     6,670       25,942
 #*PaperCorea, Inc......................................   404,380      296,485
  #Poongsan Corp........................................   298,230    8,683,791
   Poongsan Holdings Corp...............................    48,688    1,037,608
   POSCO................................................   673,915  211,848,256
  #POSCO ADR............................................ 1,618,522  126,859,754
  #POSCO Coated & Color Steel Co., Ltd..................    23,830      342,786
   Pulmuone Co., Ltd....................................     6,875      236,402
   Pusan City Gas Co., Ltd..............................    81,090    1,635,925
  #S&T Dynamics Co., Ltd................................   358,824    3,588,355
   S&T Holdings Co., Ltd................................    87,883      756,801
  #S&T Motiv Co., Ltd...................................   121,150    2,104,488
   Saeron Automotive Corp...............................    14,035       72,986
   Sajodaerim Corp......................................     8,180      106,505
  #Sam Jin Pharmaceutical Co., Ltd......................    98,603    1,099,005
   Sam Lip General Foods Co., Ltd.......................    25,580      599,105
  #Sam Young Electronics Co., Ltd.......................   151,190    1,208,035
   Sam Yung Trading Co., Ltd............................    52,314      509,028
  *Sambu Construction Co., Ltd..........................    27,930      103,252
   Samhwa Paints Industrial Co., Ltd....................    14,430       57,834
  #Samick Musical Instruments Co., Ltd.................. 1,089,770    1,568,189
   SamkwangGlass Co., Ltd...............................    11,418      714,741
   Samsung C&T Corp.....................................   942,703   51,204,907
  #Samsung SDI Co., Ltd.................................   500,681   62,766,213
  *Samwhan Corp.........................................    21,940       42,016
   Samyang Genex Co., Ltd...............................    17,763      850,603
   Samyang Holdings Corp................................    83,652    5,484,209
   Samyang Tongsang Co., Ltd............................     8,060      169,217
  *Samyoung Chemical Co., Ltd...........................    64,920      198,944
   SAVEZONE I&C Corp....................................    27,710       67,829
   SBS Media Holdings Co., Ltd..........................   547,050    3,311,049
  #Seah Besteel Corp....................................   134,034    3,130,816
   SeAH Holdings Corp...................................    13,089    1,127,296
  #SeAH Steel Corp......................................    35,474    3,058,551
   Sebang Co., Ltd......................................   134,640    2,197,708
   Sejong Industrial Co., Ltd...........................    81,880      934,868
 #*Seohee Construction Co., Ltd.........................   914,584    1,025,733
  *Seong An Co., Ltd....................................    86,190      109,076
  #Seowon Co., Ltd......................................   156,260      507,839
  *Sewon Cellontech Co., Ltd............................   153,450      431,006
 #*SG Corp.............................................. 1,945,560    1,158,714
   Shinhan Financial Group Co., Ltd..................... 5,415,719  185,880,713
  #Shinhan Financial Group Co., Ltd. ADR................ 1,630,308   55,789,140
   Shinpoong Pharmaceutical Co., Ltd....................   173,689      814,741
  *Shinsegae Co., Ltd...................................    36,607    6,541,344
   Shinsegae Information & Communication Co., Ltd.......     3,778      202,092
 #*Shinsung Solar Energy Co., Ltd.......................   528,790      862,167
  #Shinsung Tongsang Co., Ltd........................... 1,106,860    1,286,845
   Shinyoung Securities Co., Ltd........................    35,820      994,486
  #Silla Co., Ltd.......................................    66,973    1,489,448
   Sindoh Co., Ltd......................................    43,098    2,615,860
   SJM Co., Ltd.........................................    51,214      337,436
   SJM Holdings Co., Ltd................................     8,441       28,693
  *SK Broadband Co., Ltd................................   120,175      439,503
  #SK Chemicals Co., Ltd................................    26,371    1,625,391
   SK Gas Co., Ltd......................................    46,183    3,344,269
   SK Holdings Co., Ltd.................................   454,913   63,318,025
  #SK Innovation Co., Ltd...............................   595,603   87,545,630
   SK Networks Co., Ltd................................. 1,878,746   16,433,843
  #SK Securities Co., Ltd............................... 3,836,680    4,075,549

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        Shares      Value++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
  *Songwon Industrial Co., Ltd.......................     79,580 $      787,559
 #*Ssangyong Cement Industrial Co., Ltd..............    275,686      1,397,099
  #STX Corp..........................................    518,863      3,798,725
  #STX Engine Co., Ltd...............................    340,950      2,496,812
   STX Metal Co, Ltd.................................     20,150         97,680
  #STX Offshore & Shipbuilding Co., Ltd..............    832,230      6,019,422
  #STX Pan Ocean Co., Ltd............................  1,551,280      4,899,664
  #Suheung Capsule Co., Ltd..........................     74,590      1,250,722
   Sung Bo Chemicals Co., Ltd........................        920         21,084
  *Sungshin Cement Co., Ltd..........................     66,250        259,610
   Sunjin Co., Ltd...................................     34,369        418,998
  *Sunjin Holdings Co., Ltd..........................         98          1,802
  #Tae Kyung Industrial Co., Ltd.....................    116,020        360,140
   TaeKwang Industrial Co., Ltd......................      4,239      3,938,893
 #*Taewoong Co., Ltd.................................     46,814        758,872
  #Taeyoung Engineering & Construction Co., Ltd......    561,870      2,824,147
  *Taihan Electric Wire Co., Ltd.....................    111,547        165,183
  #Tailim Packaging Industries Co., Ltd..............    374,220        578,478
   TCC Steel.........................................     45,410        197,754
   Telcoware Co., Ltd................................      5,127         38,113
  *Tong Kook Corp....................................        607            870
  #Tong Yang Moolsan Co., Ltd........................     72,180      1,042,170
  #Tong Yang Securities, Inc.........................    918,859      3,237,655
  *Tongyang Life Insurance...........................     32,380        350,039
  #TS Corp...........................................     65,206      1,581,528
  #Unid Co., Ltd.....................................     45,301      1,518,439
   Union Steel.......................................     38,477        438,922
   Whanin Pharmaceutical Co., Ltd....................     80,150        705,999
   Wiscom Co., Ltd...................................     32,980        130,813
 #*Woongjin Chemical Co., Inc........................    922,020        490,202
 #*Woongjin Energy Co., Ltd..........................    444,950        763,939
 #*Woongjin Holdings Co., Ltd........................    405,344        633,775
  *Woongjin Thinkbig Co., Ltd........................     49,700        290,346
   Woori Finance Holdings Co., Ltd...................  5,158,647     48,698,466
  #Woori Finance Holdings Co., Ltd. ADR..............      8,505        240,096
   Woori Financial Co., Ltd..........................    118,381      1,784,392
   Woori Investment & Securities Co., Ltd............  2,389,383     23,067,302
  *WooSung Feed Co., Ltd.............................     42,930        205,218
   YESCO Co., Ltd....................................     29,110        801,842
  #Yoosung Enterprise Co., Ltd.......................     36,225         98,845
  *YooSung T&S Co., Ltd..............................     52,492        188,200
  #Youlchon Chemical Co., Ltd........................    159,290      1,257,201
   Young Poong Corp..................................      4,715      4,354,537
  *Young Poong Mining & Construction Corp............     18,030            909
  *Young Poong Precision Corp........................     12,929        142,235
   Youngone Holdings Co., Ltd........................     36,489      2,029,355
   Yuhwa Securities Co., Ltd.........................     28,680        339,203
  *Zinus, Inc........................................      1,866          6,416
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,564,026,393
                                                                 --------------
TAIWAN -- (11.7%)
 #*A.G.V. Products Corp..............................  7,871,701      2,421,414
   Ability Enterprise Co., Ltd.......................  1,286,000      1,156,679
   AcBel Polytech, Inc...............................  6,475,219      4,204,918
   Accton Technology Corp............................  8,742,156      4,333,553
 #*Acer, Inc......................................... 38,402,364     29,644,652
  #ACHEM Technology Corp.............................  2,656,981      1,172,862
 #*Action Electronics Co., Ltd.......................  3,562,084        845,583
  *A-DATA Technology Co., Ltd........................    657,000        643,635
  #Allis Electric Co., Ltd...........................  1,471,000        413,071
  #Alpha Networks, Inc...............................  4,912,237      3,125,128

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares      Value++
                                                        ----------- -----------
TAIWAN -- (Continued)
   Altek Corp..........................................   6,075,808 $ 2,980,752
   Ambassador Hotel (The)..............................     274,000     282,495
  #Ampoc Far-East Co., Ltd.............................   1,772,000   1,493,645
  #AmTRAN Technology Co., Ltd..........................  10,322,956   8,719,593
   APCB, Inc...........................................   2,460,000   1,568,926
  #Apex Science & Engineering Corp.....................     690,713     213,064
  *Ardentec Corp.......................................     394,000     244,644
   Arima Communications Corp...........................   2,421,468     926,655
  *Arima Optoelectronics Corp..........................   1,245,750     154,048
  #Asia Cement Corp....................................  25,134,362  31,302,346
 #*Asia Optical Co., Inc...............................   4,105,290   3,736,872
   Asia Polymer Corp...................................   3,543,478   2,831,992
   Asia Vital Components Co., Ltd......................   4,334,962   1,985,305
   Asustek Computer, Inc...............................     145,515   1,556,783
 #*AU Optronics Corp...................................  42,013,812  15,905,181
 #*AU Optronics Corp. Sponsored ADR....................   9,292,137  35,124,278
   Audix Corp..........................................   1,726,164   1,396,139
  #Aurora Systems Corp.................................     572,281     494,315
   Avermedia Technologies, Inc.........................   2,140,000     991,301
   Avision, Inc........................................   2,782,555     727,931
  *AVY Precision Technology, Inc.......................      16,000      27,318
 #*Bank of Kaohsiung...................................   6,164,397   1,770,095
   Basso Industry Corp., Ltd...........................     856,000     483,256
  #BES Engineering Corp................................  23,952,443   5,847,440
   Biostar Microtech International Corp................   2,245,055     751,848
   Bright Led Electronics Corp.........................     941,000     382,771
   C Sun Manufacturing, Ltd............................   2,431,837   1,551,119
 #*Cameo Communications, Inc...........................   3,014,197     670,172
   Capital Securities Corp.............................  19,937,447   6,620,852
 #*Carnival Industrial Corp............................   5,594,000   1,763,077
   Cathay Chemical Works, Inc..........................     959,000     393,754
   Cathay Real Estate Development Co., Ltd.............  14,314,421   6,585,888
  *Celxpert Energy Corp................................     101,000      67,805
  *Central Reinsurance Co., Ltd........................   2,477,781   1,088,629
  #ChainQui Construction Development Co., Ltd..........   1,547,173     918,629
  #Champion Building Materials Co., Ltd................   5,563,828   1,921,237
   Chang Hwa Commercial Bank...........................  74,828,525  37,718,713
  *Chang-Ho Fibre Corp.................................     163,000      56,031
   Charoen Pokphand Enterprises Co., Ltd...............   3,296,000   1,556,153
   Cheng Loong Corp....................................  13,494,659   5,402,430
  #Cheng Uei Precision Industry Co., Ltd...............   4,338,635   9,595,505
   Chia Hsin Cement Corp...............................   7,482,191   3,365,799
  #Chien Kuo Construction Co., Ltd.....................   4,887,247   2,173,311
  *Chien Shing Stainless Steel Co., Ltd................   2,052,000     214,718
  #Chilisin Electronics Corp...........................     754,300     404,897
 #*Chimei Innolux Corp.................................  92,219,745  34,346,026
  *China Airlines, Ltd.................................  37,803,786  14,740,405
   China Chemical & Pharmaceutical Co., Ltd............   4,203,264   2,620,841
  *China Development Financial Holding Corp............ 168,715,960  37,654,758
   China Electric Manufacturing Corp...................   3,295,200   1,921,243
  *China General Plastics Corp.........................   6,665,000   2,939,551
   China Glaze Co., Ltd................................   2,248,363     983,396
  *China ManMade Fibers Corp...........................  18,686,813   6,286,196
   China Metal Products Co., Ltd.......................   3,833,689   3,488,325
  #China Motor Corp....................................  11,155,749   9,997,518
   China Petrochemical Development Corp................  22,960,338  15,940,979
  *China Rebar Co., Ltd................................     439,188          --
  #China Steel Structure Co., Ltd......................   1,580,219   1,552,088
  #China Synthetic Rubber Corp.........................   7,333,711   7,840,988
  *China United Trust & Investment Corp................     493,999          --
 #*China Wire & Cable Co., Ltd.........................   2,900,000     996,644

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
   Chinatrust Financial Holdings Co., Ltd............... 80,013,464 $44,043,171
   Chinese Maritime Transport, Ltd......................  1,361,000   1,564,110
   Chin-Poon Industrial Co., Ltd........................  6,117,815   6,642,151
  *Chun Yu Works & Co., Ltd.............................  2,757,000     952,289
   Chun Yuan Steel Industrial Co., Ltd..................  6,411,287   2,423,719
  *Chung Hung Steel Corp................................ 12,762,046   3,218,331
  *Chung Hwa Pulp Corp..................................  9,259,011   2,812,587
  *Chung Shing Textile Co., Ltd.........................        600          10
   Chung-Hsin Electric & Machinery Manufacturing Corp...  6,609,000   3,470,653
  *Chungwa Picture Tubes Co., Ltd....................... 55,899,412   1,737,818
   Chuwa Wool Industry Co., Ltd.........................     13,734       6,573
 #*Chyang Sheng Dyeing & Finishing Co., Ltd.............    328,000     113,347
 #*CMC Magnetics Corp................................... 46,775,830   6,973,055
  *CoAsia Microelectronics Corp.........................    212,000     167,042
  #Collins Co., Ltd.....................................  2,417,224     929,962
  #Compal Electronics, Inc.............................. 56,485,332  35,530,229
   Compeq Manufacturing Co., Ltd........................ 17,518,000   6,463,469
  *Compex International Co., Ltd........................     46,400         318
  *Concord Securities Corp..............................    194,000      40,274
  #Continental Holdings Corp............................  7,293,848   2,620,527
  *Coretronic Corp......................................    932,000     674,919
  *Cosmos Bank Taiwan...................................  2,250,756     538,285
  #Coxon Precise Industrial Co., Ltd....................  1,994,000   3,777,204
   Creative Sensor, Inc.................................     40,000      19,561
   CSBC Corp. Taiwan....................................  4,959,654   2,885,182
   Da Cin Construction Co., Ltd.........................  2,614,579   1,694,903
  #Darfon Electronics Corp..............................  4,614,950   2,619,266
  #Delpha Construction Co., Ltd.........................  3,708,016   1,115,265
   Depo Auto Parts Industrial Co., Ltd..................    375,000     782,345
  *Der Pao Construction Co., Ltd........................      6,037      31,968
   DFI, Inc.............................................    302,280     228,068
  #D-Link Corp.......................................... 10,484,939   5,882,143
   Dynamic Electronics Co., Ltd.........................  3,877,287   1,215,809
  #E.Sun Financial Holding Co., Ltd..................... 60,038,285  30,044,920
  *Eastern Media International Corp..................... 13,931,399   1,833,772
   Eclat Textile Co., Ltd...............................    136,747     404,090
  *Edimax Technology Co., Ltd...........................  2,220,000     827,400
  *Edison Opto Corp.....................................    201,000     216,406
   Edom Technology Co., Ltd.............................    943,800     311,894
   Elite Material Co., Ltd..............................  2,495,905   2,466,073
   Elite Semiconductor Memory Technology, Inc...........  2,589,000   1,716,500
  #Elitegroup Computer Systems Co., Ltd................. 11,548,066   3,124,138
   EnTie Commercial Bank................................  2,197,232   1,059,807
  *Episil Technologies, Inc.............................    617,000     158,366
  #Epistar Corp......................................... 11,546,000  18,341,532
   Eternal Chemical Co., Ltd............................  1,029,000     800,386
  *E-Ton Solar Tech Co., Ltd............................    563,000     171,527
  *Etron Technology Inc.................................    572,000     131,263
  *Eva Airways Corp..................................... 13,358,738   7,743,697
  *Ever Fortune Industrial Co., Ltd.....................    409,000       4,620
  *Everest Textile Co., Ltd.............................  4,055,002   1,044,914
   Evergreen International Storage & Transport Corp.....  9,117,000   5,623,792
  *Evergreen Marine Corp., Ltd.......................... 24,715,998  12,720,921
   Everlight Chemical Industrial Corp...................  2,211,100   1,337,741
   Everlight Electronics Co., Ltd.......................    938,000     977,513
 #*Everspring Industry Co., Ltd.........................  1,767,180     646,778
   Excel Cell Electronics Co., Ltd......................     32,000      11,163
   Excelsior Medical Co., Ltd...........................  1,410,200   2,574,063
   Far Eastern Department Stores Co., Ltd...............  4,363,362   4,101,337
   Far Eastern International Bank....................... 25,287,873   9,302,342
   Far Eastern New Century Corp.........................    506,760     523,915

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares      Value++
                                                        ----------- -----------
TAIWAN -- (Continued)
  *Farglory F T Z Investment Holding Co., Ltd..........     779,000 $   496,470
   Farglory Land Development Co., Ltd..................     293,000     493,035
   Federal Corp........................................   6,646,367   4,287,397
  *First Copper Technology Co., Ltd....................   3,642,750   1,246,417
   First Financial Holding Co., Ltd.................... 110,152,437  62,493,660
   First Hotel.........................................   1,124,612     727,017
  #First Insurance Co., Ltd............................   3,275,064   1,651,089
   First Steamship Co., Ltd............................   1,468,000   1,132,171
   Forhouse Corp.......................................   6,938,635   3,379,309
   Formosa Advanced Technologies Co., Ltd..............     705,000     373,722
 #*Formosa Epitaxy, Inc................................   8,228,000   5,396,856
  #Formosa Oilseed Processing Co., Ltd.................   1,111,977     489,061
  #Formosa Taffeta Co., Ltd............................  10,429,511   9,186,198
   Formosan Rubber Group, Inc..........................   7,703,000   5,207,282
  #Formosan Union Chemical Corp........................   2,229,034   1,244,770
   Fortune Electric Co., Ltd...........................     436,000     177,481
   Founding Construction & Development Co., Ltd........   2,225,780   1,354,296
  *Froch Enterprise Co., Ltd...........................   1,885,000     637,148
   FSP Technology, Inc.................................   1,745,283   1,540,064
   Fu I Industrial Co., Ltd............................      13,799      24,990
   Fubon Financial Holding Co., Ltd....................  74,753,471  76,587,420
   Fullerton Technology Co., Ltd.......................   1,702,200   1,353,823
  *Fulltech Fiber Glass Corp...........................   1,139,000     499,971
  #Fwusow Industry Co., Ltd............................   2,728,427   1,409,551
  #G Shank Enterprise Co., Ltd.........................   2,503,880   1,408,759
  #Gemtek Technology Corp..............................   5,752,962   5,665,498
  *Genesis Photonics, Inc..............................     486,000     331,390
  #Getac Technology Corp...............................   7,753,065   3,498,407
 #*Giantplus Technology Co., Ltd.......................   4,260,100   1,214,217
   Gigabyte Technology Co., Ltd........................   9,308,287   7,671,659
  #Gigastorage Corp....................................   4,526,600   2,380,767
 #*Gintech Energy Corp.................................   6,102,942   4,380,607
  #Global Brands Manufacture, Ltd......................   4,372,951   1,490,063
   Globe Union Industrial Corp.........................   2,747,000   1,188,983
 #*Gold Circuit Electronics, Ltd.......................   7,828,965   1,480,654
   Goldsun Development & Construction Co., Ltd.........  22,243,261   7,834,592
   Good Will Instrument Co., Ltd.......................     444,172     266,848
   Grand Pacific Petrochemical Corp....................  16,312,000   8,393,575
   Great China Metal Industry Co., Ltd.................   1,216,000   1,332,965
   Great Wall Enterprise Co., Ltd......................   3,198,767   2,735,121
 #*Green Energy Technology, Inc........................   4,746,880   2,272,034
 #*GTM Corp............................................   2,427,000   1,091,081
  #Hannstar Board Corp.................................   4,718,635   2,209,506
  *HannStar Display Corp...............................  44,505,000   3,510,476
  *HannsTouch Solution, Inc............................   2,140,000     595,627
  #Harvatek Corp.......................................   2,966,459   1,115,468
  *Helix Technology, Inc...............................      29,585          --
   Hey Song Corp.......................................   4,633,000   5,413,595
   Hiti Digital, Inc...................................     266,000     109,677
   Hitron Technologies, Inc............................   2,916,525   1,435,747
 #*Ho Tung Holding Corp................................  10,852,669   5,385,057
  #Hocheng Corp........................................   4,204,300   1,262,784
   Hold-Key Electric Wire & Cable Co., Ltd.............   1,844,124     615,580
   Holy Stone Enterprise Co., Ltd......................   3,561,643   2,875,421
   Hong Tai Electric Industrial Co., Ltd...............   3,822,000   1,235,618
   Hong Yi Fiber Industry Co., Ltd.....................      84,040      25,869
  *Horizon Securities Co., Ltd.........................     606,000     136,877
   Hsin Kuang Steel Co., Ltd...........................   4,299,124   2,462,932
   Hsing Ta Cement Co., Ltd............................   2,071,980     744,657
  *Hua Eng Wire & Cable Co., Ltd.......................   7,255,035   2,642,801
   Hua Nan Financial Holding Co., Ltd..................  38,820,267  20,377,046

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares      Value++
                                                        ----------- -----------
TAIWAN -- (Continued)
  *Hualon Corp.........................................     257,040 $     9,503
  #Hung Ching Development & Construction Co., Ltd......   1,906,468     746,527
   Hung Poo Real Estate Development Corp...............   3,079,655   2,836,009
   Hung Sheng Construction Co., Ltd....................   8,769,892   4,739,653
  *Hwa Fong Rubber Co., Ltd............................   3,194,960     658,696
 #*Ichia Technologies, Inc.............................   5,720,260   2,209,598
 #*I-Chiun Precision Industry Co., Ltd.................   3,537,000   2,115,612
  *Infortrend Technology, Inc..........................      34,000      17,780
 #*Inotera Memories, Inc...............................  33,144,728   4,494,643
   Inventec Corp.......................................  34,077,277  11,643,430
  *ITE Technology, Inc.................................   2,913,000   2,076,192
  *J Touch Corp........................................     538,000     357,039
  *Janfusun Fancyworld Corp............................     297,000      46,222
  *Jess-Link Products Co., Ltd.........................     439,000     344,924
  *Jih Sun Financial Holdings Co., Ltd.................     443,000     115,444
   Jui Li Enterprise Co., Ltd..........................     288,760      75,713
 #*K Laser Technology, Inc.............................   1,056,601     384,880
  #Kang Na Hsiung Enterprise Co., Ltd..................   1,655,078     693,668
  *Kao Hsing Chang Iron & Steel Corp...................   1,589,000     321,576
  #Kaulin Manufacturing Co., Ltd.......................   2,823,656   1,583,683
  *Kenmec Mechanical Engineering Co., Ltd..............     279,000      79,444
   Kerry TJ Logistics Co., Ltd.........................     825,000   1,314,731
  #King Yuan Electronics Co., Ltd......................  20,346,805  11,056,065
   Kingdom Construction Co., Ltd.......................   6,258,000   4,016,375
  *King's Town Bank....................................  11,813,012   8,075,467
   King's Town Construction Co., Ltd...................     447,510     431,288
  #Kinpo Electronics, Inc..............................  16,915,375   3,402,111
   KS Terminals, Inc...................................     736,880     535,823
  *Kuo Toong International Co., Ltd....................     359,000     209,053
   Kuoyang Construction Co., Ltd.......................   7,591,029   3,439,493
 #*Kwong Fong Industries Corp..........................   5,261,900   2,896,183
  *KYE Systems Corp....................................   3,831,000   1,100,305
   L&K Engineering Co., Ltd............................   1,952,000   1,839,856
  #Lan Fa Textile Co., Ltd.............................   3,158,713     841,438
  *Lead Data Co., Ltd..................................     613,537      37,338
   Leader Electronics, Inc.............................     958,056     529,054
   Lealea Enterprise Co., Ltd..........................  11,542,118   4,042,256
   Ledtech Electronics Corp............................     390,000     120,129
  #Lee Chi Enterprises Co., Ltd........................   3,461,900   1,278,245
  #Lelon Electronics Corp..............................   1,390,200     517,852
 #*Leofoo Development Co., Ltd.........................   4,409,774   2,276,466
  *Li Peng Enterprise Co., Ltd.........................   7,709,823   2,181,423
  *Lien Chang Electronic Enterprise Co., Ltd...........     345,273      72,284
  #Lien Hwa Industrial Corp............................   8,501,990   5,326,958
   Lingsen Precision Industries, Ltd...................   6,071,480   2,926,300
   LITE-ON IT Corp.....................................   6,213,174   5,206,059
   Lite-On Semiconductor Corp..........................   4,819,190   2,059,224
   Lite-On Technology Corp.............................  31,525,495  40,107,318
  *Long Bon International Co., Ltd.....................   1,987,865   1,298,895
  *Long Chen Paper Co., Ltd............................   6,893,369   1,766,246
   Lotes Co., Ltd......................................     818,000   2,457,550
  *Lucky Cement Corp...................................   3,099,000     655,296
  #Macronix International Co., Ltd.....................  65,580,913  17,037,692
  #Marketech International Corp........................   2,010,000     982,786
   Masterlink Securities Corp..........................  15,927,000   4,648,583
  #Maxtek Technology Co., Ltd..........................     262,000     159,544
 #*Mayer Steel Pipe Corp...............................   2,425,456     913,042
   Maywufa Co., Ltd....................................     252,070     132,878
  #Mega Financial Holding Co., Ltd..................... 123,517,381  89,722,186
  *Megamedia Corp......................................         782           6
  *Meiloon Co., Ltd....................................   1,753,352     617,792

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
TAIWAN -- (Continued)
   Mercuries & Associates, Ltd..........................  2,787,127 $ 2,381,628
  #Mercuries Data Systems, Ltd..........................  1,537,800     430,949
   Merry Electronics Co., Ltd...........................    666,750     786,355
  *Microelectronics Technology, Inc.....................  5,409,911   2,051,367
  #Micro-Star International Co., Ltd.................... 13,181,985   5,951,895
  #Mirle Automation Corp................................    523,550     332,273
   Mitac International Corp............................. 19,879,450   6,571,337
   Mobiletron Electronics Co., Ltd......................    153,000      80,920
  *Mosel Vitelic, Inc................................... 10,157,170     636,290
 #*Motech Industries, Inc...............................    971,000     747,907
  #Nan Ya Printed Circuit Board Corp....................  3,320,000   3,806,908
   Nantex Industry Co., Ltd.............................  2,120,063   1,353,421
  *Nanya Technology Corp................................  4,221,000     201,945
 #*Neo Solar Power Corp.................................  9,217,000   4,440,434
  #New Asia Construction & Development Co., Ltd.........  1,773,993     490,565
   Nichidenbo Corp......................................     90,474      62,331
   Nien Hsing Textile Co., Ltd..........................  4,012,602   2,746,541
  *Nishoku Technology, Inc..............................      7,000      12,803
  *Ocean Plastics Co., Ltd..............................    469,000     377,128
  *Optimax Technology Corp..............................  1,305,597     118,285
   OptoTech Corp........................................  9,223,000   3,419,580
  *Orient Semiconductor Electronics, Ltd................  5,107,276     698,394
   Pacific Construction Co., Ltd........................  1,922,452     513,408
  *Pan Jit International, Inc...........................  5,521,837   1,830,622
  *Pan-International Industrial Corp....................  2,210,967   1,824,215
  #Paragon Technologies Co., Ltd........................  1,209,100   1,393,603
 #*Pegatron Corp........................................ 26,498,998  33,409,015
   Phihong Technology Co., Ltd..........................    682,320     446,571
  *Picvue Electronics, Ltd..............................    241,600          --
   Plotech Co., Ltd.....................................    894,282     345,593
  *Portwell, Inc........................................    152,000     145,523
  *Potrans Electrical Corp..............................  1,139,000     169,997
   Pou Chen Corp........................................ 29,022,550  29,339,874
  *Power Quotient International Co., Ltd................    876,000     365,173
   Powercom Co., Ltd....................................  2,937,930     655,582
  *Powertech Industrial Co., Ltd........................    131,000      84,262
  #Powertech Technology, Inc............................  5,986,000   9,286,157
  *President Securities Corp............................ 12,145,992   6,542,501
   Prince Housing & Development Corp....................  5,177,075   3,478,066
  *Procomp Informatics, Ltd.............................    391,440          --
  *Prodisc Technology, Inc..............................  6,185,157      35,994
  #Promate Electronic Co., Ltd..........................    949,000     758,212
  *Promise Technology, Inc..............................     74,000      27,822
 #*Qisda Corp........................................... 25,179,171   5,422,436
  *Quanta Storage, Inc..................................    477,000     283,471
   Quintain Steel Co., Ltd..............................  5,769,629   1,232,772
   Radiant Opto-Electronics Corp........................  1,331,624   5,530,761
  #Radium Life Tech Corp................................  9,580,369   5,956,544
  #Ralec Electronic Corp................................    477,087     443,081
   Realtek Semiconductor Corp...........................  1,418,888   2,667,519
   Rechi Precision Co., Ltd.............................  2,253,836   1,607,054
  *Rich Development Co., Ltd............................  1,472,000     712,735
 #*Ritek Corp........................................... 46,819,622   4,785,546
  *Sainfoin Technology Corp.............................    835,498          --
   Sampo Corp...........................................  9,606,925   2,969,508
  *Sanyang Industrial Co., Ltd.......................... 12,416,624   7,894,886
   Sanyo Electric Taiwan Co., Ltd.......................    318,000     321,502
   SDI Corp.............................................  1,039,000     683,714
   Sesoda Corp..........................................    927,500     980,453
   Shan-Loong Transportation Co., Ltd...................     66,000      48,224
   Sheng Yu Steel Co., Ltd..............................  1,918,000   1,174,813

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares      Value++
                                                        ----------- -----------
TAIWAN -- (Continued)
  #ShenMao Technology, Inc.............................   1,034,000 $ 1,115,079
   Shih Wei Navigation Co., Ltd........................   1,430,000   1,179,327
   Shihlin Electric & Engineering Corp.................   4,381,000   5,201,589
 #*Shin Kong Financial Holding Co., Ltd................  94,145,151  24,354,505
   Shin Zu Shing Co., Ltd..............................     685,067   2,365,731
  #Shinkong Insurance Co., Ltd.........................   3,044,412   1,942,971
   Shinkong Synthetic Fibers Co., Ltd..................  26,053,754   7,988,518
 #*Shuttle, Inc........................................   2,425,015     825,069
  #Sigurd Microelectronics Corp........................   6,636,047   5,503,768
 #*Silicon Integrated Systems Corp.....................  10,194,165   3,729,806
   Sinbon Electronics Co., Ltd.........................   2,428,000   2,129,480
   Sincere Navigation Corp.............................   4,532,740   3,798,742
   Sinkang Industries, Ltd.............................     910,557     307,423
 #*Sino-American Silicon Products, Inc.................   1,344,000   1,296,724
  #Sinon Corp..........................................   5,964,877   2,612,259
   SinoPac Financial Holdings Co., Ltd................. 105,379,958  40,717,341
  *Sirtec International Co., Ltd.......................     277,000     307,749
   Sitronix Technology Corp............................   1,341,000   1,679,693
 #*Siward Crystal Technology Co., Ltd..................   1,411,875     392,467
  *Solomon Technology Corp.............................   1,375,950     520,136
 #*Solytech Enterprise Corp............................   2,027,000     588,880
  #Southeast Cement Co., Ltd...........................   3,491,700   1,522,458
   Spirox Corp.........................................   1,115,661     425,507
   Standard Chemical & Pharmaceutical Co., Ltd.........     166,181     137,521
   Star Comgistic Capital Co., Ltd.....................     964,460     345,799
  #Stark Technology, Inc...............................   2,041,200   1,678,746
   Sunonwealth Electric Machine Industry Co., Ltd......     478,421     286,431
  *Sunplus Technology Co., Ltd.........................   8,214,620   2,289,878
   Sunrex Technology Corp..............................     920,000     385,665
   Sunspring Metal Corp................................      96,000      88,193
   Super Dragon Technology Co., Ltd....................     184,175     146,185
  #Supreme Electronics Co., Ltd........................   3,110,681   1,133,137
   Sweeten Construction Co., Ltd.......................   1,191,825     651,121
  *Sysage Technology Co., Ltd..........................     104,000      87,670
   Sysware Systex Corp.................................     801,801     846,353
   Ta Chen Stainless Pipe Co., Ltd.....................   7,322,074   3,545,203
  *Ta Chong Bank, Ltd..................................  25,875,840   8,115,619
   Ta Ya Electric Wire & Cable Co., Ltd................   8,860,329   2,039,908
  #Tah Hsin Industrial Corp............................   1,700,000   1,598,822
  *TAI Roun Products Co., Ltd..........................      63,000      22,418
   TA-I Technology Co., Ltd............................   1,605,915     911,729
   Taichung Commercial Bank............................  24,913,654   7,881,109
  #Tainan Enterprises Co., Ltd.........................   1,689,183   1,640,960
  #Tainan Spinning Co., Ltd............................  16,079,442   7,091,633
  #Taishin Financial Holdings Co., Ltd.................  89,807,230  32,081,338
  #Taisun Enterprise Co., Ltd..........................   3,464,410   1,847,795
   Taita Chemical Co., Ltd.............................   3,960,264   1,171,694
  *Taiwan Business Bank................................  51,666,106  14,360,067
   Taiwan Cement Corp..................................  44,762,440  57,316,325
   Taiwan Cogeneration Corp............................   3,677,333   2,358,389
   Taiwan Cooperative Financial Holding, Ltd...........  76,087,819  39,553,995
   Taiwan Fertilizer Co., Ltd..........................     601,000   1,430,323
   Taiwan Fire & Marine Insurance Co., Ltd.............   1,144,000     802,296
  *Taiwan Flourescent Lamp Co., Ltd....................     756,000      77,120
  #Taiwan Fu Hsing Industrial Co., Ltd.................   2,083,000   1,646,817
  #Taiwan Glass Industry Corp..........................   9,558,710   9,133,916
  *Taiwan Hopax Chemicals Manufacturing Co., Ltd.......     235,000      93,312
  *Taiwan Kolin Co., Ltd...............................   5,797,000          --
 #*Taiwan Land Development Corp........................   9,613,215   3,743,027
   Taiwan Mask Corp....................................   3,148,250     996,342
   Taiwan Navigation Co., Ltd..........................     541,000     424,085

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares      Value++
                                                        ----------- -----------
TAIWAN -- (Continued)
   Taiwan Paiho Co., Ltd...............................   3,052,550 $ 1,665,130
  #Taiwan Pulp & Paper Corp............................   7,035,660   2,062,217
   Taiwan Sakura Corp..................................   2,643,472   1,410,236
  *Taiwan Semiconductor Co., Ltd.......................     239,000     102,142
   Taiwan Sogo Shinkong Security Co., Ltd..............     612,205     692,651
  *Taiwan Styrene Monomer Corp.........................  10,231,856   2,592,839
   Taiwan Tea Corp.....................................  10,090,092   4,879,039
  *Taiwan Union Technology Corp........................     767,000     370,207
   Taiyen Biotech Co., Ltd.............................   3,286,000   2,192,316
 #*Tatung Co., Ltd.....................................  30,310,982   6,951,726
  *Teapo Electronic Corp...............................     679,860      90,178
   Teco Electric & Machinery Co., Ltd..................  29,929,725  20,321,333
  *Tecom, Ltd..........................................     703,753      46,197
  *Tekcore Co., Ltd....................................      82,000      32,055
   Test-Rite International Co., Ltd....................   1,841,266   1,363,542
  #Thinking Electronic Industrial Co., Ltd.............   1,350,000   1,285,364
   Ton Yi Industrial Corp..............................  12,140,600   6,830,762
  #Tong Yang Industry Co., Ltd.........................   5,178,808   4,173,652
   Tong-Tai Machine & Tool Co., Ltd....................   2,875,753   2,144,237
   Topco Scientific Co., Ltd...........................   1,312,719   1,939,695
  #Topoint Technology Co., Ltd.........................   2,277,924   1,281,687
   Tung Ho Steel Enterprise Corp.......................  10,511,274   9,960,407
  #Tung Ho Textile Co., Ltd............................   2,775,000     763,657
   TYC Brother Industrial Co., Ltd.....................   2,759,212     980,122
 #*Tycoons Group Enterprise Co., Ltd...................   8,168,938   1,234,833
  *Tyntek Corp.........................................   4,128,683     893,596
 #*Tze Shin International Co., Ltd.....................   1,161,418     554,642
   Unimicron Technology Corp...........................  22,801,363  23,297,221
 #*Union Bank of Taiwan................................   9,859,493   3,373,124
  #Unitech Electronics Co., Ltd........................   1,308,739     624,869
  #Unitech Printed Circuit Board Corp..................  10,397,281   3,045,653
   United Integration Service Co., Ltd.................   1,576,000   1,382,173
  #United Microelectronics Corp........................ 206,208,681  76,461,049
  #Universal Cement Corp...............................   5,691,551   2,715,938
  *Universal Microelectronics Co., Ltd.................     353,491      77,848
   Universal, Inc......................................      62,902      35,307
   Unizyx Holding Corp.................................   6,453,000   2,625,603
   UPC Technology Corp.................................  11,858,140   6,104,808
   USI Corp............................................   5,766,691   4,338,462
 #*U-Tech Media Corp...................................   1,946,799     345,642
   Ve Wong Corp........................................   1,594,806   1,053,295
  *Via Technologies, Inc...............................      14,500       6,639
  *Wafer Works Corp....................................     434,000     171,558
  *Wah Hong Industrial Corp............................     132,000     182,297
   Wah Lee Industrial Corp.............................   1,610,000   2,059,407
  *Walsin Lihwa Corp...................................  50,946,412  13,928,723
  *Walsin Technology Corp., Ltd........................   9,444,230   2,095,163
 #*Walton Advanced Engineering, Inc....................   4,981,853   1,300,880
  *Wan Hai Lines Co., Ltd..............................   7,337,000   3,586,682
   WAN HWA Enterprise Co., Ltd.........................     676,568     330,980
   Waterland Financial Holdings Co., Ltd...............  29,605,572   8,953,828
  *WEI Chih Steel Industrial Co., Ltd..................   1,914,898     291,404
  *Wei Mon Industry Co., Ltd...........................   1,515,000     720,767
   Weikeng Industrial Co., Ltd.........................   1,544,550   1,075,247
   Well Shin Technology Co., Ltd.......................     935,080   1,282,753
  *Wellypower Optronics Corp...........................   2,128,000     825,688
  *Weltrend Semiconductor, Inc.........................   1,405,000     494,642
 #*Winbond Electronics Corp............................  47,362,885   6,375,695
 #*Wintek Corp.........................................  32,517,507  12,829,762
  #Wistron Corp........................................  13,521,650  12,971,337
   WPG Holdings, Ltd...................................   1,513,092   1,825,024

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
TAIWAN -- (Continued)
   WT Microelectronics Co., Ltd.....................   3,043,096 $    3,678,042
 #*WUS Printed Circuit Co., Ltd.....................   5,868,928      2,377,765
  *Yageo Corp.......................................  33,089,840      9,571,392
  *Yang Ming Marine Transport Corp..................  22,980,676      8,960,819
   YC INOX Co., Ltd.................................   4,340,667      2,286,335
   Yem Chio Co., Ltd................................   2,810,511      1,995,090
   YFY, Inc.........................................  17,172,847      6,990,485
 #*Yi Jinn Industrial Co., Ltd......................   4,146,796        985,362
   Yieh Phui Enterprise Co., Ltd....................  15,236,235      4,243,557
  #Young Fast Optoelectronics Co., Ltd..............   2,425,000      4,153,545
   Yuanta Financial Holding Co., Ltd................ 133,219,654     60,117,619
  #Yulon Motor Co., Ltd.............................  12,335,572     21,485,248
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..     368,687        696,386
   Yung Tay Engineering Co., Ltd....................   2,305,000      4,590,780
  #Zenitron Corp....................................   2,906,000      1,759,239
  #Zig Sheng Industrial Co., Ltd....................   8,081,834      2,464,211
   Zippy Technology Corp............................     343,000        239,261
                                                                 --------------
TOTAL TAIWAN........................................              2,092,328,264
                                                                 --------------
THAILAND -- (3.0%)
   A.J. Plast PCL (Foreign).........................   1,901,100        936,594
   Aapico Hitech PCL (Foreign)......................     539,800        390,981
   Asia Plus Securities PCL (Foreign)...............  13,554,300      1,008,281
   Asian Property Development PCL (Foreign).........   7,736,700      2,196,062
   Bangchak Petroleum PCL (Foreign).................   9,727,700      8,331,228
   Bangkok Bank PCL (Foreign).......................   6,294,000     37,168,483
   Bangkok Bank PCL (Foreign) NVDR..................   8,364,700     48,305,119
   Bangkok Expressway PCL (Foreign).................   5,220,100      4,726,192
   Bangkok Insurance PCL (Foreign)..................     151,520      1,319,930
   Bangkokland PCL (Foreign)........................ 119,899,203      5,163,685
   Bank of Ayudhya PCL (Foreign)....................  22,788,300     22,305,024
   Bank of Ayudhya PCL (Foreign) NVDR...............   6,065,200      5,855,062
   Banpu PCL (Foreign)..............................     818,450     10,681,240
   Cal-Comp Electronics (Thailand) PCL (Foreign)....  19,067,700      1,654,815
   Capital Nomura Securities PCL (Foreign)..........     248,600        255,494
   Central Plaza Hotel PCL (Foreign)................   4,827,500      3,071,330
   Charoong Thai Wire & Cable PCL (Foreign).........       7,300          2,322
   Delta Electronics Thailand PCL (Foreign).........   6,746,600      6,438,436
   Eastern Water Resources Development & Management
     PCL (Foreign)..................................   8,211,500      3,402,481
   Erawan Group PCL (Foreign).......................   5,037,850        562,135
   Esso (Thailand) PCL (Foreign)....................  23,143,400      8,154,934
  *G J Steel PCL (Foreign).......................... 214,856,100        981,398
  *G Steel PCL (Foreign)............................  79,804,200        911,304
  *GFPT PCL(Foreign)................................     151,500         36,083
  *Golden Land Property PCL (Foreign) NVDR..........   2,669,500        688,060
   Hana Microelectronics PCL (Foreign)..............   4,898,000      3,515,693
   Hermraj Land & Development PCL (Foreign).........  29,104,000      2,981,617
   ICC International PCL (Foreign)..................   2,682,700      3,632,367
   IRPC PCL (Foreign)............................... 109,888,500     15,416,657
  *Italian-Thai Development PCL (Foreign) NVDR......  26,606,800      3,507,063
   Kang Yong Electric PCL (Foreign).................       3,400         36,052
   KGI Securities (Thailand) PCL (Foreign)..........  10,147,500        728,369
   Kiatnakin Bank PCL (Foreign).....................   4,546,400      6,600,809
   Krung Thai Bank PCL (Foreign)....................  81,680,000     48,235,171
  *Krungthai Card PCL (Foreign).....................     315,900        280,857
  *Laguna Resorts & Hotels PCL (Foreign)............   1,342,400      1,565,768
   Loxley PCL (Foreign).............................   9,376,400      1,419,462
   MBK PCL (Foreign)................................     992,100      3,576,739
   Padaeng Industry PCL (Foreign) NVDR..............   1,412,500        599,103
   Polyplex PCL (Foreign)...........................   4,533,900      2,041,364
   Precious Shipping PCL (Foreign)..................   5,787,500      2,530,261

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         Shares      Value++
                                                       ----------- ------------
THAILAND -- (Continued)
   Property Perfect PCL (Foreign).....................  35,661,100 $  1,291,479
   PTT Global Chemical PCL (Foreign)..................  31,932,741   63,552,927
   PTT PCL (Foreign)..................................   5,915,600   61,375,556
   Quality Houses PCL (Foreign).......................  65,900,941    4,601,240
  *Regional Container Lines PCL (Foreign).............   5,424,700    1,238,920
   Saha Pathana Inter-Holding PCL (Foreign)...........   2,906,200    2,797,158
   Saha Pathanapibul PCL (Foreign)....................   1,594,833    2,939,904
   Saha-Union PCL (Foreign)...........................   2,976,400    3,690,153
  *Sahaviriya Steel Industries PCL (Foreign).......... 117,166,640    2,523,001
   Samart Corp. PCL (Foreign).........................   1,561,100      570,451
   Sansiri PCL (Foreign)..............................  51,381,964    5,163,343
   SC Asset Corp. PCL (Foreign).......................   4,542,500    2,845,546
   Siamgas & Petrochemicals PCL (Foreign).............     114,900       54,357
   Somboon Advance Technology PCL (Foreign)...........      57,600       53,090
   Sri Ayudhya Capital PCL (Foreign)..................     233,300      176,592
   Sri Trang Agro Industry PCL (Foreign)..............   7,551,700    3,892,883
  *Srithai Superware PCL (Foreign)....................     348,100      329,361
  *Tata Steel (Thailand) PCL (Foreign)................  37,981,100      991,350
  *Thai Airways International PCL (Foreign)...........  14,595,611   11,000,281
   Thai Carbon Black PCL (Foreign)....................     197,900      179,175
   Thai Oil PCL (Foreign).............................  10,763,000   23,439,812
   Thai Rayon PCL (Foreign)...........................     165,000      274,551
   Thai Stanley Electric PCL (Foreign)................     193,800    1,378,414
   Thai Stanley Electric PCL (Foreign) NVDR...........      43,100      306,551
   Thai Wacoal PCL (Foreign)..........................      93,300      145,353
  *Thaicom PCL (Foreign)..............................   7,862,900    5,643,843
   Thanachart Capital PCL (Foreign)...................   9,080,500   10,961,778
   Thoresen Thai Agencies PCL (Foreign)...............   5,034,900    2,628,333
   Ticon Industrial Connection PCL (Foreign)..........   2,440,687    1,043,165
  *Tipco Asphalt PCL (Foreign)........................      13,700       20,561
   Tisco Financial Group PCL (Foreign)................   1,804,300    2,634,337
   TMB Bank PCL (Foreign)............................. 209,038,700   12,549,142
   Total Access Communication PCL (Foreign) (B1XFLM7).   1,045,780    3,027,533
   Total Access Communication PCL (Foreign) (B231MK7).   7,344,500   20,847,357
   TPI Polene PCL (Foreign)...........................  11,792,824    5,425,084
  *Tycoons Worldwide Group PCL (Foreign)..............   1,243,300      261,641
   Vanachai Group PCL (Foreign).......................   7,803,700    1,237,389
   Vinythai PCL (Foreign).............................   6,507,217    3,906,453
                                                                   ------------
TOTAL THAILAND........................................              536,212,089
                                                                   ------------
TURKEY -- (2.5%)
   Adana Cimento Sanayii T.A.S. Series A..............     929,251    1,830,537
   Adana Cimento Sanayii T.A.S. Series C..............      48,500       18,948
   Akcansa Cimento A.S................................     275,629    1,357,435
  *Akenerji Elektrik Uretim A.S.......................     610,003      711,421
  *Akfen Holding A.S..................................      29,109      147,492
   Aksa Akrilik Kimya Sanayii A.S.....................   1,735,088    4,557,939
   Aksigorta A.S......................................   1,246,074    1,405,275
   Alarko Holding A.S.................................   1,328,166    3,083,313
  *Albaraka Turk Katilim Bankasi A.S..................   3,069,160    2,432,344
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
    A.S...............................................      57,536    1,148,962
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S...........   4,326,842    2,219,411
  *Anadolu Cam Sanayii A.S............................   1,914,191    2,863,431
   Arcelik A.S........................................   1,205,734    7,968,964
  *Asya Katilim Bankasi A.S...........................   9,625,868   10,803,678
   Ayen Enerji A.S....................................           1            1
   Aygaz A.S..........................................   1,020,159    4,703,766
   Baticim Bati Anabolu Cimento Sanayii A.S...........     259,882      974,395
   Bolu Cimento Sanayii A.S...........................   1,056,634      777,852
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S......     146,421    2,197,490
   Cimsa Cimento Sanayi ve Ticaret A.S................     588,148    2,780,919

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares     Value++
                                                        ---------- -----------
TURKEY -- (Continued)
  *Deva Holding A.S....................................    620,118 $   699,342
  *Dogan Gazetecilik A.S...............................    572,836     463,848
  *Dogan Sirketler Grubu Holding A.S................... 16,350,353   7,112,943
  *Dogan Yayin Holding A.S.............................     32,763      11,878
   Dogus Otomotiv Servis ve Ticaret A.S................  1,016,045   3,778,653
   Eczacibasi Yatirim Holding Ortakligi A.S............    665,589   2,176,244
   EGE Seramik Sanayi ve Ticaret A.S...................  1,130,334   1,432,147
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S.............................  3,475,392   3,683,797
   Eregli Demir ve Celik Fabrikalari T.A.S............. 17,225,650  20,468,013
   Gentas Genel Metal Sanayi ve Ticaret A.S............    806,153     593,430
  *Global Yatirim Holding A.S..........................  4,381,715   3,078,888
  *GSD Holding A.S.....................................  4,585,286   1,764,418
  *Gunes Sigorta A.S...................................    424,619     495,365
  *Hurriyet Gazetecilik ve Matbaacilik A.S.............  3,447,484   1,556,518
  *Ihlas EV Aletleri A.S...............................  2,765,346   1,095,205
  *Ihlas Holding A.S................................... 14,129,873  10,324,144
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S..........  1,550,703   3,912,422
  *Is Finansal Kiralama A.S............................  2,665,969   1,456,643
   Is Yatirim Menkul Degerler A.S......................    415,031     403,291
  *Isiklar Yatirim Holding A.S.........................  1,581,704     564,404
   Ittifak Holding A.S.................................     92,228     266,691
  *Izmir Demir Celik Sanayi A.S........................  1,606,043   3,644,654
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A...........................................  3,504,754   2,875,300
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B...........................................  1,815,352   2,106,447
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D........................................... 11,265,029   8,292,991
   KOC Holding A.S. Series B........................... 12,307,828  57,824,446
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
     ve Ticaret A.S....................................    818,697   1,640,004
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.......  3,016,595   7,658,974
  *Marti Otel Isletmeleri A.S..........................         --          --
  *Menderes Tekstil Sanayi ve Ticaret A.S..............  4,899,721   1,638,983
  *Metro Ticari ve Mali Yatirimlar Holding A.S.........  3,286,794     863,049
  *Net Turizm Ticaret ve Sanayi A.S....................  3,429,929   1,225,609
   Netas Telekomunikasyon A.S..........................      1,704       9,878
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
     A.S...............................................     99,140     363,968
   Petkim Petrokimya Holding A.S.......................  5,609,676   6,416,583
   Pinar Entegre Et ve Un Sanayi A.S...................    319,142   1,022,469
   Pinar SUT Mamulleri Sanayii A.S.....................    184,329   1,505,761
  *Polyester Sanayi A.S................................  2,097,738   1,404,211
  *Raks Elektronik Sanayi ve Ticaret A.S...............      5,859       2,582
  *Reysas Tasimacilik ve Lojistik Ticaret A.S..........     43,575      17,988
  *Sabah Yayincilik A.S................................     31,938      67,707
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..  1,335,250   1,714,070
  *Sekerbank T.A.S.....................................  6,881,502   5,875,256
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S............  2,180,465   2,616,310
  *Soda Sanayii A.S....................................    854,840   1,326,634
   Tekfen Holding A.S..................................  1,777,235   6,430,987
  *Tekstil Bankasi A.S.................................  1,683,023     647,794
  *Trakya Cam Sanayii A.S..............................  4,162,753   5,093,631
   Turcas Petrol A.S...................................  1,352,130   2,188,279
   *Turk Hava Yollari A.S.............................. 11,412,196  26,434,224
   Turkiye Is Bankasi A.S.............................. 26,987,224  91,891,467
   Turkiye Sinai Kalkinma Bankasi A.S..................  5,427,931   6,240,300
   Turkiye Sise ve Cam Fabrikalari A.S.................  6,563,912   9,596,242
   Turkiye Vakiflar Bankasi T.A.O...................... 13,789,100  32,480,322
   Ulker Biskuvi Sanayi A.S............................  1,193,622   5,415,268
   *Uzel Makina Sanayii A.S............................    275,043          --
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S............  1,067,440   1,524,611
   *Vestel Elektronik Sanayi ve Ticaret A.S............  2,059,212   2,069,583

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       Shares       Value++
                                                     ---------- ---------------
TURKEY -- (Continued)
  *Yapi ve Kredi Bankasi A.S........................ 13,027,710 $    33,462,762
                                                                ---------------
TOTAL TURKEY........................................                450,911,201
                                                                ---------------
TOTAL COMMON STOCKS.................................             16,026,976,352
                                                                ---------------
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
   Alpargatas SA....................................    396,962       3,005,974
   Banco ABC Brasil SA..............................    836,004       4,749,999
   Banco Alfa de Investimento SA....................     60,126         150,681
   Banco Daycoval SA................................    566,248       2,952,446
   Banco do Estado do Rio Grande do Sul SA..........    825,871       6,526,294
   Banco Industrial e Comercial SA..................  1,643,900       5,390,499
  *Banco Indusval SA................................        200             664
   Banco Panamericano SA............................  1,025,800       2,353,575
   Banco Pine SA....................................    347,277       2,427,972
   Banco Sofisa SA..................................    694,800       1,221,258
   Braskem SA Preferred Series A....................  1,953,967      12,910,680
  #Braskem SA Sponsored ADR.........................    625,703       8,184,195
  *Cia de Tecidos Norte de Minas - Coteminas SA.....    901,775       1,243,185
   Cia Ferro Ligas da Bahia - Ferbasa...............    887,334       4,355,737
   Eucatex SA Industria e Comercio SA...............    163,188         645,987
   Financeira Alfa SA Credito Financiamento e
     Investimentos..................................     33,900          74,942
   Forjas Taurus SA.................................    995,390       1,622,186
   Gerdau SA........................................  4,348,672      38,004,445
  #Gerdau SA Sponsored ADR.......................... 10,428,393      91,665,574
  *Inepar SA Industria e Construcoes................  1,430,808       1,352,577
   Klabin SA........................................  7,228,638      42,459,640
  *Mangels Industrial SA............................      3,600           5,707
   Marcopolo SA.....................................  1,173,349       6,880,474
   Parana Banco SA..................................    117,100         780,647
   Petroleo Brasileiro SA........................... 12,506,758     128,081,813
   Petroleo Brasileiro SA ADR....................... 16,172,808     332,027,748
   Suzano Papel e Celulose SA.......................  6,209,800      16,143,248
   Unipar Participacoes SA Preferred Series B.......  8,925,036       1,801,662
   Usinas Siderurgicas de Minas Gerais SA Perferred
     Series A....................................... 11,752,415      56,764,329
  *Vale SA..........................................    239,144          10,479
   Whirlpool SA.....................................     71,400         110,384
                                                                ---------------
TOTAL BRAZIL........................................                773,905,001
                                                                ---------------
COLOMBIA -- (0.0%)
   Grupo de Inversiones Suramericana SA.............    170,374       3,489,767
                                                                ---------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd.............................    488,036          41,292
                                                                ---------------
MALAYSIA -- (0.0%)
  *TA Global Berhad.................................  3,497,803         281,138
                                                                ---------------
TOTAL PREFERRED STOCKS..............................                777,717,198
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Viver Incorporadora e Construtora SA Rights
    11/05/12........................................    508,767          50,099
                                                                ---------------
MALAYSIA -- (0.0%)
  *Hubline Berhad Warrants 11/04/19.................    925,580           7,597
  *Malayan Flour Mills Berhad Warrants 05/09/17.....     27,250           3,131
  *RCE Capital Berhad Rights 11/19/12...............  2,176,200              --
                                                                ---------------
TOTAL MALAYSIA......................................                     10,728
                                                                ---------------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights...................... 10,512,907          48,734
                                                                ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      Shares        Value++
                                                    ----------- ---------------
THAILAND -- (0.0%)
  *Sahaviriya Steel Industries PCL (Foreign)
    Rights 11/30/12................................  11,716,664 $            --
                                                                ---------------
TURKEY -- (0.0%)
  *ArcelorMittal Warrants 12/04/12.................     794,124              --
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                     109,561
                                                                ---------------

                                                      Shares/
                                                       Face
                                                      Amount
                                                       (000)        Value+
                                                    ----------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@DFA Short Term Investment Fund.................  90,406,223   1,046,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 &
     5.000%, 01/01/39, valued at $10,294,594) to
     be repurchased at $10,092,837................. $    10,093      10,092,739
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL................               1,056,092,739
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,106,640,494)...........................             $17,860,895,850
                                                                ===============

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                Shares  Value+
                                                                ------ --------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (13.6%)
  *1-800-FLOWERS.COM, Inc. Class A.............................  3,000 $ 10,890
   A.H. Belo Corp. Class A.....................................    900    4,500
   Aaron's, Inc................................................  6,336  195,339
   Abercrombie & Fitch Co. Class A.............................  2,700   82,566
   Advance Auto Parts, Inc.....................................    845   59,944
  *Aeropostale, Inc............................................  4,600   54,970
  *AFC Enterprises, Inc........................................    800   20,256
  *Amazon.com, Inc.............................................  1,800  419,076
   Ambassadors Group, Inc......................................  1,110    5,683
  *AMC Networks, Inc. Class A..................................  1,695   79,190
   American Eagle Outfitters, Inc.............................. 10,957  228,673
 #*American Public Education, Inc..............................    400   14,572
  *America's Car-Mart, Inc.....................................  1,100   46,046
  *ANN, Inc....................................................  3,185  111,985
  *Apollo Group, Inc. Class A..................................    800   16,064
   Arbitron, Inc...............................................  1,100   39,996
  *Arctic Cat, Inc.............................................  1,500   54,405
   Ark Restaurants Corp........................................    120    2,026
  *Asbury Automotive Group, Inc................................  2,849   90,370
  *Ascena Retail Group, Inc....................................  8,780  173,844
  *Ascent Capital Group, Inc. Class A..........................    900   53,505
  #Autoliv, Inc................................................  3,370  194,112
 #*AutoNation, Inc.............................................  1,100   48,840
  *AutoZone, Inc...............................................    200   75,000
  *Ballantyne Strong, Inc......................................    900    3,627
 #*Barnes & Noble, Inc.........................................  5,023   84,587
   Bassett Furniture Industries, Inc...........................  1,200   13,764
 #*Beazer Homes USA, Inc.......................................  1,140   18,799
   bebe stores, Inc............................................  4,600   18,630
  *Bed Bath & Beyond, Inc......................................  1,350   77,868
   Belo Corp. Class A..........................................  6,642   49,682
  #Best Buy Co., Inc........................................... 10,211  155,309
   Big 5 Sporting Goods Corp...................................  1,500   13,395
 #*Big Lots, Inc...............................................  2,000   58,260
  *Biglari Holdings, Inc.......................................     75   26,521
  *Blue Nile, Inc..............................................    350   13,219
  *Bluegreen Corp..............................................  1,400    8,302
  #Blyth, Inc..................................................  1,150   26,266
   Bob Evans Farms, Inc........................................  2,925  111,355
  *Body Central Corp...........................................    600    5,994
   Bon-Ton Stores, Inc. (The)..................................  1,300   15,964
  *Books-A-Million, Inc........................................    600    1,770
 #*BorgWarner, Inc.............................................  3,700  243,534
  *Bravo Brio Restaurant Group, Inc............................  1,429   18,863
 #*Bridgepoint Education, Inc..................................  2,600   26,000
   Brown Shoe Co., Inc.........................................  3,254   51,348
   Brunswick Corp..............................................  2,455   57,913
  #Buckle, Inc. (The)..........................................  1,274   57,547
  *Build-A-Bear Workshop, Inc..................................  1,400    5,026
  *Cabela's, Inc...............................................  4,000  179,240
  #Cablevision Systems Corp. Class A...........................  2,100   36,582
  *Cache, Inc..................................................    483    1,328
   Callaway Golf Co............................................  5,050   27,573
  *Cambium Learning Group, Inc.................................  2,515    2,289
  *Capella Education Co........................................  1,476   46,081
  *Career Education Corp.......................................  4,300   14,620
  *Caribou Coffee Co., Inc.....................................  1,505   18,015
 #*CarMax, Inc.................................................  7,644  257,985

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
  *Carmike Cinemas, Inc......................................  2,000 $   27,240
   Carnival Corp............................................. 12,448    471,530
   Carriage Services, Inc....................................  1,100     11,693
  *Carrols Restaurant Group, Inc.............................  1,634     10,490
  *Carter's, Inc.............................................  2,602    140,664
  *Casual Male Retail Group, Inc.............................  3,677     14,193
   Cato Corp. Class A (The)..................................  2,425     68,821
  *Cavco Industries, Inc.....................................    547     26,442
   CBS Corp. Class A.........................................    734     23,855
   CBS Corp. Class B......................................... 11,757    380,927
   CEC Entertainment, Inc....................................  1,000     31,000
  *Charles & Colvard, Ltd....................................    612      2,442
  *Charter Communications, Inc. Class A......................    800     61,928
  #Cheesecake Factory, Inc. (The)............................  3,893    128,703
   Cherokee, Inc.............................................    200      2,882
   Chico's FAS, Inc..........................................  9,596    178,486
  *Children's Place Retail Stores, Inc. (The)................  2,600    151,918
  *Chipotle Mexican Grill, Inc...............................    200     50,906
  #Choice Hotels International, Inc..........................  1,400     43,806
   Christopher & Banks Corp..................................  1,927      6,012
  #Cinemark Holdings, Inc....................................  8,000    197,520
  *Citi Trends, Inc..........................................  1,012     12,427
  *Clear Channel Outdoor Holdings, Inc. Class A..............  1,700     11,322
   Coach, Inc................................................  1,400     78,470
 #*Coinstar, Inc.............................................  1,485     69,706
   Collectors Universe, Inc..................................    300      3,600
  #Columbia Sportswear Co....................................  2,476    139,646
   Comcast Corp. Class A..................................... 59,137  2,218,229
   Comcast Corp. Special Class A............................. 14,644    533,627
  *Conn's, Inc...............................................  3,560     90,175
   Cooper Tire & Rubber Co...................................  6,800    136,884
   Cracker Barrel Old Country Store, Inc.....................  1,600    101,840
  *Crocs, Inc................................................  9,775    123,165
  *Crown Media Holdings, Inc. Class A........................    200        348
   CSS Industries, Inc.......................................    200      4,020
   CTC Media, Inc............................................  6,233     52,295
   Culp, Inc.................................................    600      7,584
  *Cumulus Media, Inc. Class A...............................  6,797     16,721
   D.R. Horton, Inc.......................................... 14,274    299,183
   Dana Holding Corp......................................... 10,119    133,166
   Darden Restaurants, Inc...................................  1,470     77,351
 #*Deckers Outdoor Corp......................................    600     17,178
  *dELiA*s, Inc..............................................    100        132
  *Delta Apparel, Inc........................................    600      9,084
   Destination Maternity Corp................................  1,363     25,842
  #DeVry, Inc................................................  3,500     91,910
  #Dick's Sporting Goods, Inc................................  1,000     50,000
 #*Digital Generation, Inc...................................  2,881     26,793
   Dillard's, Inc. Class A...................................  3,750    288,750
  *DineEquity, Inc...........................................  1,367     85,711
  *DIRECTV...................................................  3,900    199,329
  *Discovery Communications, Inc. Class A....................  1,200     70,824
  *Discovery Communications, Inc. Class B....................    100      6,041
  *Discovery Communications, Inc. Class C....................  1,200     65,736
   DISH Network Corp. Class A................................    900     32,067
  *Dixie Group, Inc. (The)...................................    200        792
  *Dollar General Corp.......................................  1,267     61,602
  *Dollar Tree, Inc..........................................  1,000     39,870
   Domino's Pizza, Inc.......................................  2,600    105,612
  *Dorman Products, Inc......................................  2,306     70,448
 #*DreamWorks Animation SKG, Inc. Class A....................  5,284    107,635

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Consumer Discretionary -- (Continued)
  *Drew Industries, Inc........................................  1,397 $ 44,243
   DSW, Inc. Class A...........................................    996   62,340
 #*Dunkin' Brands Group, Inc...................................  5,639  174,809
  *E.W. Scripps Co. Class A (The)..............................  4,549   48,265
 #*Education Management Corp...................................  3,157   10,039
   Einstein Noah Restaurant Group, Inc.........................  1,208   18,639
  *Emerson Radio Corp..........................................  1,100    1,870
 #*Entercom Communications Corp. Class A.......................  2,204   14,348
   Entravision Communications Corp. Class A....................    950    1,282
   Escalade, Inc...............................................    350    1,820
  #Ethan Allen Interiors, Inc..................................  2,200   64,702
  *Exide Technologies..........................................  3,672   11,200
  #Expedia, Inc................................................  4,275  252,866
  *Express, Inc................................................  1,600   17,808
  #Family Dollar Stores, Inc...................................  1,300   85,748
  *Famous Dave's of America, Inc...............................    600    4,728
  *Federal-Mogul Corp..........................................  3,928   29,617
  *Fiesta Restaurant Group, Inc................................  1,467   19,394
   Finish Line, Inc. Class A (The).............................  5,243  109,081
  *Fisher Communications, Inc..................................    400   10,096
   Flexsteel Industries, Inc...................................    148    2,979
   Foot Locker, Inc............................................  9,082  304,247
   Ford Motor Co............................................... 15,860  176,998
  *Fossil, Inc.................................................    600   52,260
   Fred's, Inc. Class A........................................  2,937   39,796
  *Fuel Systems Solutions, Inc.................................  1,533   24,942
  *Gaiam, Inc. Class A.........................................    597    1,964
  #GameStop Corp. Class A......................................  7,400  168,942
   Gaming Partners International Corp..........................    400    2,500
   Gannett Co., Inc............................................ 14,617  247,027
   Gap, Inc. (The).............................................  5,887  210,284
  #Garmin, Ltd.................................................  7,085  269,159
  *Geeknet, Inc................................................    200    3,634
  *General Motors Co........................................... 18,030  459,765
  *Genesco, Inc................................................  2,459  140,901
  #Gentex Corp.................................................  1,500   25,830
  *Gentherm, Inc...............................................  1,100   13,222
   Genuine Parts Co............................................  1,794  112,269
  *G-III Apparel Group, Ltd....................................  1,994   73,698
  #GNC Holdings, Inc. Class A..................................  1,200   46,404
  *Goodyear Tire & Rubber Co. (The)............................  5,200   59,332
  *Gordmans Stores, Inc........................................  1,178   17,741
  *Grand Canyon Education, Inc.................................  1,856   40,387
  #Group 1 Automotive, Inc.....................................  1,800  111,618
   Guess?, Inc.................................................  1,944   48,172
   H&R Block, Inc..............................................  3,300   58,410
 #*Hanesbrands, Inc............................................  3,200  107,104
   Harley-Davidson, Inc........................................  2,600  121,576
   Harman International Industries, Inc........................  4,706  197,323
   Harte-Hanks, Inc............................................  3,769   20,993
  #Hasbro, Inc.................................................  1,400   50,386
   Haverty Furniture Cos., Inc.................................  2,057   30,876
  *Helen of Troy, Ltd..........................................  2,527   76,366
 #*hhgregg, Inc................................................  2,852   17,226
 #*Hibbett Sports, Inc.........................................  1,000   53,990
   Hillenbrand, Inc............................................  3,200   65,504
   Home Depot, Inc. (The)......................................  9,700  595,386
   Hooker Furniture Corp.......................................    554    7,557
   Hot Topic, Inc..............................................  3,272   28,139
   HSN, Inc....................................................  1,776   92,388
  *Hyatt Hotels Corp. Class A..................................  1,361   49,676

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Consumer Discretionary -- (Continued)
  *Iconix Brand Group, Inc.....................................  6,468 $119,723
   International Speedway Corp. Class A........................  2,160   55,080
   Interpublic Group of Cos., Inc. (The)....................... 17,170  173,417
  #Interval Leisure Group, Inc.................................  4,446   84,741
  *iRobot Corp.................................................  2,856   51,322
 #*ITT Educational Services, Inc...............................    800   17,192
  #J.C. Penney Co., Inc........................................  6,640  159,426
  *Jack in the Box, Inc........................................  3,415   88,824
  #JAKKS Pacific, Inc..........................................    496    6,403
  #John Wiley & Sons, Inc. Class B.............................    142    6,176
  *Johnson Controls, Inc.......................................  7,528  193,846
  *Johnson Outdoors, Inc. Class A..............................     75    1,463
   Jones Group, Inc. (The).....................................  8,522  100,645
 #*Jos. A. Bank Clothiers, Inc.................................  2,381  111,407
  *Journal Communications, Inc. Class A........................  3,665   20,561
 #*K12, Inc....................................................  2,800   57,316
  #KB Home.....................................................  6,016   96,136
  *Kid Brands, Inc.............................................     15       27
  *Kirkland's, Inc.............................................  1,534   14,711
  *Kohl's Corp.................................................  5,333  284,142
  *Krispy Kreme Doughnuts, Inc.................................  4,783   35,538
 #*K-Swiss, Inc. Class A.......................................  1,400    3,192
  *Lakeland Industries, Inc....................................    300    1,830
 #*Lamar Advertising Co. Class A...............................  1,730   67,902
  *La-Z-Boy, Inc...............................................  3,915   63,501
  *LeapFrog Enterprises, Inc...................................  5,200   45,968
   Lear Corp...................................................  2,888  123,029
  *Learning Tree International, Inc............................    700    4,032
  *Lee Enterprises, Inc........................................  1,100    1,628
   Leggett & Platt, Inc........................................  9,777  259,384
  #Lennar Corp. Class A........................................  9,100  340,977
   Lennar Corp. Class B Voting.................................  1,400   39,732
  *Libbey, Inc.................................................    737   13,229
  *Liberty Global, Inc. Class A................................    900   54,027
  *Liberty Global, Inc. Class C................................    700   39,403
  *Liberty Interactive Corp. Class A........................... 24,423  488,460
  *Liberty Interactive Corp. Class B...........................     60    1,174
  *Liberty Media Corp. - Liberty Capital Class A...............  3,825  427,138
  *Liberty Media Corp. - Liberty Capital Class B...............     87    9,500
  *Liberty Ventures Series A...................................  1,457   82,918
  *Liberty Ventures Series B...................................      3      157
 #*Life Time Fitness, Inc......................................  3,566  160,078
   Lifetime Brands, Inc........................................    706    7,837
   Limited Brands, Inc.........................................  1,200   57,468
  *LIN TV Corp. Class A........................................  2,600   14,586
   Lincoln Educational Services Corp...........................  1,400    5,194
 #*Lions Gate Entertainment Corp...............................  3,279   54,694
   Lithia Motors, Inc. Class A.................................  1,812   61,970
  *Live Nation Entertainment, Inc.............................. 11,830  108,244
  *LKQ Corp....................................................  3,400   71,026
   Lowe's Cos., Inc............................................ 19,613  635,069
  *Luby's, Inc.................................................  1,850   11,822
 #*Lululemon Athletica, Inc....................................  1,200   82,812
  *Lumber Liquidators Holdings, Inc............................  1,700   94,894
  *M/I Homes, Inc..............................................  2,000   44,500
   Mac-Gray Corp...............................................    800   10,400
   Macy's, Inc.................................................  4,678  178,091
  *Madison Square Garden Co. Class A (The).....................  4,878  200,778
  *Maidenform Brands, Inc......................................  2,293   42,902
   Marcus Corp.................................................  1,500   16,350
   Marine Products Corp........................................  2,227   13,206

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares  Value+
                                                           ------ --------
Consumer Discretionary -- (Continued)
  *MarineMax, Inc.........................................  1,522 $ 12,526
   Marriott International, Inc............................  1,903   69,421
  *Marriott Vacations Worldwide Corp......................    742   29,190
  *Martha Stewart Living Omnimedia Class A................  3,017    8,719
   Mattel, Inc............................................  3,908  143,736
   Matthews International Corp. Class A...................  2,321   66,775
 #*McClatchy Co. Class A (The)............................  4,116   11,731
   McDonald's Corp........................................  2,570  223,076
   McGraw-Hill Cos., Inc. (The)...........................  1,440   79,603
   MDC Holdings, Inc......................................  3,442  131,622
 #*Media General, Inc. Class A............................  1,600    6,720
   Men's Wearhouse, Inc. (The)............................  4,205  137,882
  #Meredith Corp..........................................  2,985   99,908
  *Meritage Homes Corp....................................  2,986  110,422
  *Modine Manufacturing Co................................  2,331   15,851
  *Mohawk Industries, Inc.................................  3,572  298,155
  #Monro Muffler Brake, Inc...............................  1,450   49,184
  #Morningstar, Inc.......................................  1,514   95,352
 #*Motorcar Parts of America, Inc.........................    900    4,230
   Movado Group, Inc......................................  2,000   63,380
   NACCO Industries, Inc. Class A.........................    500   25,320
  *Nathan's Famous, Inc...................................    300    8,313
   National CineMedia, Inc................................  3,985   61,608
  *Nautilus, Inc..........................................  2,810    7,896
  *Navarre Corp...........................................    600    1,014
 #*Netflix, Inc...........................................    500   39,545
  *New York & Co., Inc....................................  5,501   18,538
  *New York Times Co. Class A (The).......................  8,983   73,481
   Newell Rubbermaid, Inc.................................  9,311  192,179
  #News Corp. Class A..................................... 37,421  895,110
   News Corp. Class B..................................... 10,100  246,036
  *Nexstar Broadcasting Group, Inc. Class A...............    600    6,522
   NIKE, Inc. Class B.....................................  1,804  164,850
   Nordstrom, Inc.........................................  1,000   56,770
  #Nutrisystem, Inc.......................................  3,133   30,171
  *NVR, Inc...............................................    200  180,748
  *Office Depot, Inc...................................... 14,982   37,155
   OfficeMax, Inc.........................................  6,571   48,297
   Omnicom Group, Inc.....................................  1,782   85,376
  *Orbitz Worldwide, Inc..................................  4,361   10,772
 #*Orchard Supply Hardware Stores Corp. Class A...........    140    1,739
 #*O'Reilly Automotive, Inc...............................  1,650  141,372
  *Orient-Express Hotels, Ltd. Class A....................  7,773   91,177
   Outdoor Channel Holdings, Inc..........................  1,300    9,438
 #*Overstock.com, Inc.....................................    600    9,048
   Oxford Industries, Inc.................................  1,200   66,576
  *Panera Bread Co. Class A...............................    200   33,728
  *Papa John's International, Inc.........................  1,100   58,652
   Penske Automotive Group, Inc...........................  6,296  192,658
   Pep Boys - Manny, Moe & Jack (The).....................  3,200   31,968
  *Perfumania Holdings, Inc...............................    260    1,479
  *Perry Ellis International, Inc.........................  1,310   27,038
  #PetMed Express, Inc....................................  1,583   17,255
  *PetSmart, Inc..........................................  1,200   79,668
  #Pier 1 Imports, Inc....................................  6,300  128,520
   Polaris Industries, Inc................................    900   76,050
   Pool Corp..............................................  1,822   76,743
  *Priceline.com, Inc.....................................    200  114,754
  *PulteGroup, Inc........................................ 22,253  385,867
   PVH Corp...............................................  2,700  296,973
  *Quiksilver, Inc........................................  8,374   26,797

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   R.G. Barry Corp.............................................  1,159 $ 17,663
  #RadioShack Corp.............................................  5,500   12,320
   Ralph Lauren Corp...........................................    400   61,476
  *Red Lion Hotels Corp........................................  1,300    8,567
  *Red Robin Gourmet Burgers, Inc..............................  1,136   37,942
  #Regal Entertainment Group Class A...........................  3,770   57,907
  #Regis Corp..................................................  4,206   70,072
   Rent-A-Center, Inc..........................................  5,136  171,183
  *Rentrak Corp................................................    600   10,194
  *Rocky Brands, Inc...........................................    402    4,828
   Ross Stores, Inc............................................  2,300  140,185
   Royal Caribbean Cruises, Ltd................................  9,989  336,330
  *Ruby Tuesday, Inc...........................................  5,355   38,663
  *rue21, Inc..................................................  2,128   64,074
  *Ruth's Hospitality Group, Inc...............................  3,463   23,029
  #Ryland Group, Inc. (The)....................................  3,680  124,642
  *Ryman Hospitality Properties................................  4,070  158,771
 #*Saks, Inc................................................... 15,287  157,150
  *Sally Beauty Holdings, Inc..................................  4,600  110,768
   Scholastic Corp.............................................    500   16,495
  *School Specialty, Inc.......................................    485      897
   Scripps Networks Interactive, Inc. Class A..................  1,399   84,947
  *Sears Canada, Inc...........................................  1,284   13,955
  *Sears Holdings Corp.........................................  3,000  188,010
  *Select Comfort Corp.........................................  2,076   57,775
   Service Corp. International................................. 18,020  253,001
   Shiloh Industries, Inc......................................    800    9,104
   Shoe Carnival, Inc..........................................  1,830   42,785
 #*Shutterfly, Inc.............................................  3,460  104,700
   Signet Jewelers, Ltd. ADR...................................  4,606  238,407
   Sinclair Broadcast Group, Inc. Class A......................  1,000   12,600
 #*Sirius XM Radio, Inc........................................ 16,485   46,158
   Six Flags Entertainment Corp................................  2,832  161,736
  *Skechers U.S.A., Inc. Class A...............................  3,162   52,489
  *Skyline Corp................................................    400    1,840
  *Smith & Wesson Holding Corp.................................  4,747   45,571
   Sonic Automotive, Inc. Class A..............................  3,424   66,426
  *Sonic Corp..................................................  2,210   22,034
  #Sotheby's...................................................  3,885  120,940
   Spartan Motors, Inc.........................................  3,249   15,270
   Speedway Motorsports, Inc...................................  2,279   37,148
   Stage Stores, Inc...........................................    800   19,600
   Standard Motor Products, Inc................................  2,454   46,086
 #*Standard Pacific Corp....................................... 11,452   79,019
  *Stanley Furniture Co., Inc..................................    661    3,074
  #Staples, Inc................................................ 19,218  221,295
   Starbucks Corp..............................................  3,900  179,010
   Starwood Hotels & Resorts Worldwide, Inc....................  2,200  114,070
  *Stein Mart, Inc.............................................  3,005   23,619
  *Steiner Leisure, Ltd........................................  1,000   43,920
  *Steinway Musical Instruments, Inc...........................    977   23,585
  *Steven Madden, Ltd..........................................  2,502  107,386
   Stewart Enterprises, Inc. Class A...........................  5,660   43,978
  *Stoneridge, Inc.............................................  1,640    8,151
   Strayer Education, Inc......................................    400   22,984
  #Sturm Ruger & Co., Inc......................................  1,200   56,676
   Superior Industries International, Inc......................  2,981   50,945
  *Systemax, Inc...............................................  1,842   20,151
   Target Corp.................................................  5,840  372,300
 #*Tempur-Pedic International, Inc.............................    707   18,693
  *Tenneco, Inc................................................  2,272   69,410

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
 #*Tesla Motors, Inc........................................  1,830 $    51,478
   Texas Roadhouse, Inc.....................................  7,656     124,640
  #Thor Industries, Inc.....................................  3,635     138,239
  #Tiffany & Co.............................................  1,200      75,864
   Time Warner Cable, Inc...................................  7,228     716,367
   Time Warner, Inc......................................... 25,978   1,128,744
   TJX Cos., Inc. (The).....................................  3,800     158,194
  *Toll Brothers, Inc.......................................  9,870     325,809
  *Tower International, Inc.................................    123         871
  *Town Sports International Holdings, Inc..................    844      10,634
   Tractor Supply Co........................................    937      90,177
  *Trans World Entertainment Corp...........................    200         680
 #*TripAdvisor, Inc.........................................  1,569      47,525
   True Religion Apparel, Inc...............................  1,500      38,475
  *TRW Automotive Holdings Corp.............................  4,102     190,784
  *Tuesday Morning Corp.....................................  1,700      10,149
   Tupperware Brands Corp...................................  1,250      73,875
   Ulta Salon Cosmetics & Fragrance, Inc....................  2,600     239,772
 #*Under Armour, Inc. Class A...............................  1,100      57,486
  *Unifi, Inc...............................................  1,402      19,670
  *Universal Electronics, Inc...............................  1,001      17,177
   Universal Technical Institute, Inc.......................  1,356      17,384
 #*Urban Outfitters, Inc....................................  1,800      64,368
  *US Auto Parts Network, Inc...............................  1,256       3,755
   V.F. Corp................................................    602      94,201
   Vail Resorts, Inc........................................  2,961     168,126
 #*Valassis Communications, Inc.............................  2,754      71,659
   Value Line, Inc..........................................    213       2,121
  *Valuevision Media, Inc. Class A..........................  3,340       7,515
   Viacom, Inc. Class A.....................................    100       5,187
   Viacom, Inc. Class B.....................................  3,257     166,986
  #Virgin Media, Inc........................................  1,564      51,205
  *Visteon Corp.............................................  2,800     123,480
  *Vitamin Shoppe, Inc......................................  2,049     117,285
  *VOXX International Corp..................................  1,300       8,086
   Walt Disney Co. (The).................................... 34,826   1,708,912
  *Warnaco Group, Inc. (The)................................  2,800     197,624
   Washington Post Co. Class B (The)........................    500     166,755
  #Weight Watchers International, Inc.......................    800      40,200
   Wendy's Co. (The)........................................ 22,258      95,042
  *West Marine, Inc.........................................  1,553      16,058
  *Wet Seal, Inc. Class A (The).............................  5,000      14,300
   Weyco Group, Inc.........................................     47       1,104
   Whirlpool Corp...........................................  3,520     343,834
   Wiley (John) & Sons, Inc. Class A........................  2,307     100,078
   Williams-Sonoma, Inc.....................................  2,424     112,062
   Winmark Corp.............................................    200      10,656
  *Winnebago Industries, Inc................................  3,180      40,068
  #Wolverine World Wide, Inc................................  1,448      60,628
   World Wrestling Entertainment, Inc. Class A..............  2,901      23,469
   Wyndham Worldwide Corp...................................  5,702     287,381
   Yum! Brands, Inc.........................................  2,300     161,253
 #*Zagg, Inc................................................  1,449      10,404
  *Zale Corp................................................  2,942      21,124
 #*Zumiez, Inc..............................................  2,107      53,328
                                                                    -----------
Total Consumer Discretionary................................         40,471,681
                                                                    -----------
Consumer Staples -- (5.0%)
   Alico, Inc...............................................    422      13,247
   Andersons, Inc. (The)....................................  1,300      51,064
   Avon Products, Inc.......................................  2,600      40,274

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Consumer Staples -- (Continued)
   B&G Foods, Inc............................................  4,172 $  126,286
   Bunge, Ltd................................................  8,130    577,474
   Calavo Growers, Inc.......................................    902     21,296
  #Cal-Maine Foods, Inc......................................  1,757     75,779
  #Campbell Soup Co..........................................  3,665    129,265
   Casey's General Stores, Inc...............................  1,160     59,798
  *Central Garden & Pet Co...................................    800      8,864
  *Central Garden & Pet Co. Class A..........................  2,700     30,429
  *Chiquita Brands International, Inc........................  2,729     19,676
   Clorox Co. (The)..........................................  1,455    105,196
   Coca-Cola Bottling Co. Consolidated.......................    556     38,219
   Coca-Cola Enterprises, Inc................................ 10,800    339,552
   Colgate-Palmolive Co......................................  2,400    251,904
   ConAgra Foods, Inc........................................ 14,367    399,977
   Costco Wholesale Corp.....................................  2,527    248,733
   CVS Caremark Corp......................................... 32,080  1,488,512
  *Darling International, Inc................................  8,552    141,365
  *Dean Foods Co.............................................  6,800    114,512
  #Diamond Foods, Inc........................................  1,200     22,224
 #*Dole Food Co., Inc........................................  7,760     97,698
  #Dr. Pepper Snapple Group, Inc.............................  2,408    103,183
  *Elizabeth Arden, Inc......................................  2,488    117,384
   Energizer Holdings, Inc...................................  2,167    158,126
   Estee Lauder Cos., Inc. Class A (The).....................  1,200     73,944
  *Farmer Bros. Co...........................................  1,692     16,463
   Flowers Foods, Inc........................................  4,397     86,577
   Fresh Del Monte Produce, Inc..............................  4,501    113,290
 #*Fresh Market, Inc. (The)..................................  1,100     62,381
   General Mills, Inc........................................  4,390    175,951
 #*Green Mountain Coffee Roasters, Inc.......................  1,050     25,368
  #H.J. Heinz Co.............................................  1,600     92,016
  *Hain Celestial Group, Inc. (The)..........................  2,500    144,500
   Harris Teeter Supermarkets, Inc...........................  4,102    153,620
  #Herbalife, Ltd............................................  1,000     51,350
   Hershey Co. (The).........................................    800     55,080
   Hillshire Brands Co.......................................    827     21,510
  #Hormel Foods Corp.........................................  2,400     70,872
   Ingles Markets, Inc. Class A..............................    871     14,110
   Ingredion, Inc............................................  4,400    270,424
   Inter Parfums, Inc........................................  2,400     43,824
   J & J Snack Foods Corp....................................  1,384     79,262
   J.M. Smucker Co. (The)....................................  3,849    329,628
  *John B. Sanfilippo & Son, Inc.............................    600     10,092
  #Kellogg Co................................................  1,200     62,784
   Kimberly-Clark Corp.......................................  1,973    164,647
  *Kraft Foods Group, Inc.................................... 12,559    571,183
   Kroger Co. (The)..........................................  6,000    151,320
   Lancaster Colony Corp.....................................  1,029     74,891
  #Lifeway Foods, Inc........................................    300      2,808
  *Mannatech, Inc............................................     40        194
   McCormick & Co., Inc. Non-Voting..........................  1,351     83,249
   McCormick & Co., Inc. Voting..............................     90      5,536
   Mead Johnson Nutrition Co.................................  1,183     72,944
   *Medifast, Inc............................................  1,158     29,552
   Mondelez International, Inc. Class A...................... 37,678    999,974
 #*Monster Beverage Corp.....................................    851     38,014
   Nash Finch Co.............................................    700     13,461
  *National Beverage Corp....................................  1,434     21,324
  #Nu Skin Enterprises, Inc. Class A.........................  2,100     99,393
  *Nutraceutical International Corp..........................    500      7,930
   Oil-Dri Corp. of America..................................    300      6,720

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Consumer Staples -- (Continued)
  *Omega Protein Corp.......................................  1,690 $    11,002
  *Overhill Farms, Inc......................................    900       4,050
  *Pantry, Inc. (The).......................................  1,645      21,821
   PepsiCo, Inc............................................. 10,818     749,038
  *Physicians Formula Holdings, Inc.........................    364       1,780
  *Pilgrim's Pride Corp.....................................  2,935      16,524
  *Post Holdings, Inc.......................................  2,193      69,189
  *Prestige Brands Holdings, Inc............................  3,902      67,856
  #PriceSmart, Inc..........................................    500      41,495
   Procter & Gamble Co. (The)............................... 31,843   2,204,809
  *Ralcorp Holdings, Inc....................................  3,317     239,454
  *Revlon, Inc. Class A.....................................  1,380      21,252
   Rocky Mountain Chocolate Factory, Inc....................    400       4,204
  #Safeway, Inc.............................................  9,418     153,608
   Sanderson Farms, Inc.....................................  1,500      67,935
  *Schiff Nutrition International, Inc......................  1,400      47,376
  *Seneca Foods Corp. Class A...............................    600      17,151
  *Smart Balance, Inc.......................................  5,323      63,344
  *Smithfield Foods, Inc....................................  7,400     151,478
   Snyders-Lance, Inc.......................................  5,017     127,131
   Spartan Stores, Inc......................................  1,560      22,402
  *Spectrum Brands Holdings, Inc............................  4,303     195,743
  #SUPERVALU, Inc........................................... 11,600      36,076
  *Susser Holdings Corp.....................................  1,910      68,645
  #Sysco Corp...............................................  4,000     124,280
  #Tootsie Roll Industries, Inc.............................  2,142      57,084
  *TreeHouse Foods, Inc.....................................  2,411     129,109
   Tyson Foods, Inc. Class A................................  8,000     134,480
  *United Natural Foods, Inc................................  2,600     138,424
 #*USANA Health Sciences, Inc...............................  1,200      51,768
   Village Super Market, Inc. Class A.......................    548      20,095
   Walgreen Co.............................................. 13,060     460,104
   WD-40 Co.................................................  1,000      47,860
   Weis Markets, Inc........................................  1,883      77,504
   Whole Foods Market, Inc..................................    900      85,257
                                                                    -----------
Total Consumer Staples......................................         14,805,551
                                                                    -----------
Energy -- (11.5%)
   Adams Resources & Energy, Inc............................    317       9,643
   Alon USA Energy, Inc.....................................  2,591      34,020
 #*Alpha Natural Resources, Inc.............................  6,127      52,508
   Anadarko Petroleum Corp..................................  9,012     620,116
   Apache Corp..............................................  8,922     738,295
 #*Approach Resources, Inc..................................  1,880      46,304
  #Arch Coal, Inc...........................................  4,556      36,266
  *Atwood Oceanics, Inc.....................................  5,493     262,565
   Baker Hughes, Inc........................................ 11,900     499,443
 #*Basic Energy Services, Inc...............................  2,200      22,858
  #Berry Petroleum Co. Class A..............................  2,865     110,331
 #*Bill Barrett Corp........................................  4,169      95,512
   Bolt Technology Corp.....................................    600       8,640
  *BPZ Resources, Inc.......................................  8,963      25,813
   Bristow Group, Inc.......................................  2,681     133,836
 #*C&J Energy Services, Inc.................................  1,656      32,093
   Cabot Oil & Gas Corp.....................................  6,063     284,840
  *Cal Dive International, Inc..............................  1,016       1,280
  *Callon Petroleum Co......................................  3,100      17,732
  *Cameron International Corp...............................  5,296     268,189
  #CARBO Ceramics, Inc......................................    400      29,580
  *Carrizo Oil & Gas, Inc...................................  2,917      78,234
 #*Cheniere Energy, Inc.....................................  5,300      85,277

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Energy -- (Continued)
  #Chesapeake Energy Corp.................................... 12,000 $  243,120
   Chevron Corp.............................................. 47,998  5,289,860
   Cimarex Energy Co.........................................  2,442    139,634
  *Clayton Williams Energy, Inc..............................    900     38,115
 #*Clean Energy Fuels Corp...................................  6,207     71,070
  *Cloud Peak Energy, Inc....................................  5,067    106,914
 #*Cobalt International Energy, Inc..........................  4,629     96,329
  *Comstock Resources, Inc...................................  3,529     60,416
  *Concho Resources, Inc.....................................  2,628    226,323
   ConocoPhillips............................................ 31,784  1,838,704
   CONSOL Energy, Inc........................................  9,500    334,020
  *Contango Oil & Gas Co.....................................    826     40,606
 #*Continental Resources, Inc................................    800     57,488
   Core Laboratories NV......................................    500     51,830
  *Crimson Exploration, Inc..................................  3,320     12,018
   Crosstex Energy, Inc......................................  5,119     70,028
  *Dawson Geophysical Co.....................................    600     14,334
   Delek US Holdings, Inc....................................  3,602     92,752
  *Denbury Resources, Inc.................................... 14,827    227,298
   Devon Energy Corp.........................................  7,332    426,796
  #Diamond Offshore Drilling, Inc............................  4,536    314,073
  *Double Eagle Petroleum Co.................................    600      3,006
 #*Dresser-Rand Group, Inc...................................    800     41,224
  *Dril-Quip, Inc............................................  2,246    155,558
 #*Endeavour International Corp..............................  2,609     18,941
   Energen Corp..............................................  1,158     54,021
   Energy XXI (Bermuda), Ltd.................................  2,800     92,680
  *ENGlobal Corp.............................................  1,300        533
   EOG Resources, Inc........................................  5,206    606,447
  *EPL Oil & Gas, Inc........................................  4,069     88,053
  #EQT Corp..................................................  1,300     78,819
  *Evolution Petroleum Corp..................................    900      7,380
  #EXCO Resources, Inc....................................... 23,550    190,755
  *Exterran Holdings, Inc....................................  5,613    112,148
   Exxon Mobil Corp.......................................... 53,888  4,912,969
  *FieldPoint Petroleum Corp.................................    100        422
  *FMC Technologies, Inc.....................................  1,700     69,530
  *Forest Oil Corp...........................................  5,900     44,722
  *Geospace Technologies Corp................................    600     38,838
  *Gevo, Inc.................................................    415        838
  *Global Geophysical Services, Inc..........................  2,129      9,836
  *Green Plains Renewable Energy, Inc........................  2,274     17,578
   Gulf Island Fabrication, Inc..............................  1,358     32,225
  *Gulfmark Offshore, Inc. Class A...........................  1,928     62,313
  *Gulfport Energy Corp......................................  3,229    107,138
 #*Halcon Resources Corp.....................................  3,670     23,745
   Halliburton Co............................................ 11,116    358,936
 #*Harvest Natural Resources, Inc............................  4,100     35,793
 #*Heckmann Corp.............................................  8,101     28,354
  *Helix Energy Solutions Group, Inc.........................  9,213    159,293
   Helmerich & Payne, Inc....................................  3,400    162,520
  *Hercules Offshore, Inc....................................  9,694     46,143
   Hess Corp.................................................  5,612    293,283
   HollyFrontier Corp........................................  8,532    329,591
  *Hornbeck Offshore Services, Inc...........................  3,731    129,242
 #*ION Geophysical Corp...................................... 11,405     73,676
 #*James River Coal Co.......................................  1,300      6,513
  *Key Energy Services, Inc..................................  8,901     58,213
   Kinder Morgan, Inc........................................  4,229    146,789
  *Kodiak Oil & Gas Corp..................................... 18,474    170,700
  #Lufkin Industries, Inc....................................    800     40,008

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Energy -- (Continued)
 #*Magnum Hunter Resources Corp..............................  5,979 $   22,840
   Marathon Oil Corp......................................... 13,144    395,109
   Marathon Petroleum Corp...................................  9,302    510,959
  *Matrix Service Co.........................................  2,100     22,029
  *McDermott International, Inc.............................. 11,001    117,821
 #*McMoran Exploration Co.................................... 10,190    121,567
  *Mitcham Industries, Inc...................................    900     12,195
   Murphy Oil Corp...........................................  8,868    532,080
  *Nabors Industries, Ltd.................................... 10,795    145,625
   National Oilwell Varco, Inc............................... 10,918    804,657
  *Natural Gas Services Group, Inc...........................  1,108     17,573
  *Newfield Exploration Co...................................  7,284    197,542
  *Newpark Resources, Inc....................................  7,154     48,576
   Noble Corp................................................ 10,588    399,591
   Noble Energy, Inc.........................................  4,099    389,446
  #Nordic American Tankers, Ltd..............................    168      1,411
 #*Northern Oil & Gas, Inc...................................  2,700     40,932
  *Oasis Petroleum, Inc......................................  2,400     70,488
   Occidental Petroleum Corp................................. 16,977  1,340,504
   Oceaneering International, Inc............................  1,748     91,473
  *Oil States International, Inc.............................  2,194    160,381
  #Overseas Shipholding Group, Inc...........................  1,675      1,876
   Panhandle Oil & Gas, Inc. Class A.........................    600     16,248
  *Parker Drilling Co........................................  7,482     32,397
  #Patterson-UTI Energy, Inc................................. 12,755    206,376
  *PDC Energy, Inc...........................................  2,622     79,368
  #Peabody Energy Corp.......................................  2,800     78,120
   Penn Virginia Corp........................................  4,549     20,561
  *PetroQuest Energy, Inc....................................  4,703     28,688
  *PHI, Inc. Non-Voting......................................    800     25,032
   Phillips 66............................................... 12,916    609,119
  *Pioneer Energy Services Corp..............................  5,857     38,656
   Pioneer Natural Resources Co..............................  4,205    444,258
  *Plains Exploration & Production Co........................  5,153    183,756
  *PostRock Energy Corp......................................    100        164
   QEP Resources, Inc........................................  6,300    182,700
 #*Quicksilver Resources, Inc................................  9,302     35,999
  #Range Resources Corp......................................  1,800    117,648
  *Rentech, Inc..............................................  5,699     14,703
  *Rex Energy Corp...........................................  5,773     76,435
  *RigNet, Inc...............................................     58      1,077
  *Rosetta Resources, Inc....................................  1,594     73,388
  *Rowan Cos. P.L.C. Class A.................................  8,480    268,901
  #RPC, Inc..................................................  6,150     70,479
 #*SandRidge Energy, Inc..................................... 23,137    143,912
  *SEACOR Holdings, Inc......................................  1,688    148,054
  *SemGroup Corp. Class A....................................  2,300     88,872
   Ship Finance International, Ltd...........................  6,232     95,848
   SM Energy Co..............................................  1,624     87,566
  *Southwestern Energy Co....................................  8,178    283,777
   Spectra Energy Corp.......................................  3,880    112,016
  *Stone Energy Corp.........................................  3,531     83,296
  *Superior Energy Services, Inc.............................  7,196    146,295
  *Swift Energy Co...........................................  2,735     45,702
   Targa Resources Corp......................................  1,400     71,302
   Teekay Corp...............................................  6,011    183,997
  *Tesco Corp................................................  2,624     23,117
   Tesoro Corp...............................................  9,660    364,279
  *TETRA Technologies, Inc...................................  4,338     23,208
  *TGC Industries, Inc.......................................  1,446     10,643
   Tidewater, Inc............................................  3,771    179,160

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Energy -- (Continued)
   Transocean, Ltd..........................................  8,000 $   365,520
 #*Triangle Petroleum Corp..................................  1,767      11,291
 #*Ultra Petroleum Corp.....................................  3,300      75,273
  *Union Drilling, Inc......................................  1,200       7,788
  *Unit Corp................................................  4,009     161,763
 #*USEC, Inc................................................  4,600       3,107
  *VAALCO Energy, Inc.......................................  4,700      38,399
   Valero Energy Corp....................................... 15,151     440,894
  #W&T Offshore, Inc........................................  6,430     108,988
  *Warren Resources, Inc....................................  5,300      15,105
  *Weatherford International, Ltd........................... 27,432     309,982
  #Western Refining, Inc....................................  7,565     188,142
  *Westmoreland Coal Co.....................................    100       1,028
  *Whiting Petroleum Corp...................................  3,200     134,464
  *Willbros Group, Inc......................................  4,078      20,839
   Williams Cos., Inc. (The)................................  5,138     179,779
  #World Fuel Services Corp.................................  3,700     128,390
  #*WPX Energy, Inc.........................................  1,000      16,940
                                                                    -----------
Total Energy................................................         34,401,360
                                                                    -----------
Financials -- (20.8%)
   1st Source Corp..........................................  1,800      39,978
  *1st United Bancorp, Inc..................................  1,593       9,574
   ACE, Ltd.................................................  8,173     642,806
  *Affiliated Managers Group, Inc...........................  2,100     265,650
   Aflac, Inc............................................... 12,653     629,866
  *Alexander & Baldwin, Inc.................................  3,095      89,538
  *Allegheny Corp...........................................    693     240,887
   Alliance Financial Corp..................................    164       7,426
   Allied World Assurance Co. Holdings AG...................  2,911     233,753
   Allstate Corp. (The)..................................... 11,254     449,935
   Alterra Capital Holdings, Ltd............................  7,990     195,196
  *Altisource Portfolio Solutions SA........................    756      85,806
  *American Capital, Ltd.................................... 26,965     317,917
   American Equity Investment Life Holding Co...............  6,255      71,995
   American Express Co......................................  7,100     397,387
   American Financial Group, Inc............................  7,882     305,822
  *American International Group, Inc........................ 16,538     577,672
   American National Insurance Co...........................    934      68,238
  *American Safety Insurance Holdings, Ltd..................    782      13,185
   Ameriprise Financial, Inc................................  7,545     440,402
  *Ameris Bancorp...........................................  1,761      18,790
  *AMERISAFE, Inc...........................................  1,338      35,122
  *AmeriServ Financial, Inc.................................    300         879
  #AmTrust Financial Services, Inc..........................  6,196     149,943
   Aon P.L.C................................................  6,764     364,918
  *Arch Capital Group, Ltd..................................  5,543     244,723
   Argo Group International Holdings, Ltd...................  1,750      60,200
  #Arrow Financial Corp.....................................    873      21,301
   Artio Global Investors, Inc..............................  1,400       3,332
   Aspen Insurance Holdings, Ltd............................  5,957     192,709
   Associated Banc-Corp..................................... 14,391     185,500
   Assurant, Inc............................................  5,843     220,924
   Assured Guaranty, Ltd.................................... 12,503     173,667
  #Astoria Financial Corp...................................  7,522      75,446
  *AV Homes, Inc............................................    800      11,760
   Axis Capital Holdings, Ltd...............................  7,067     255,967
   Baldwin & Lyons, Inc. Class B............................    900      21,915
   Bancfirst Corp...........................................    940      41,322
  *Bancorp, Inc. (The)......................................  2,500      28,425
  #BancorpSouth, Inc........................................  9,717     137,496

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *BancTrust Financial Group, Inc...........................     400 $    1,136
   Bank Mutual Corp.........................................   3,171     14,301
   Bank of America Corp..................................... 248,722  2,318,089
   Bank of Commerce Holdings................................     300      1,374
  #Bank of Hawaii Corp......................................   3,166    139,811
   Bank of New York Mellon Corp. (The)......................  28,641    707,719
   Bank of the Ozarks, Inc..................................   3,689    120,778
   BankFinancial Corp.......................................   1,124      9,026
   BankUnited, Inc..........................................   3,679     87,229
   Banner Corp..............................................   1,738     50,385
   Bar Harbor Bankshares....................................      27        957
   BB&T Corp................................................  19,089    552,627
  *BBCN Bancorp, Inc........................................   7,697     91,825
  *Beneficial Mutual Bancorp, Inc...........................   5,210     49,391
  *Berkshire Hathaway, Inc. Class B.........................  11,245    971,006
   Berkshire Hills Bancorp, Inc.............................   1,648     38,695
   BGC Partners, Inc. Class A...............................     510      2,387
   BlackRock, Inc...........................................   3,188    604,700
  *BofI Holding, Inc........................................     900     25,308
   BOK Financial Corp.......................................   2,254    132,197
   Boston Private Financial Holdings, Inc...................   6,465     59,607
   Brookline Bancorp, Inc...................................   6,753     57,265
   Brown & Brown, Inc.......................................  10,040    256,522
   Bryn Mawr Bank Corp......................................   1,000     22,640
   Calamos Asset Management, Inc. Class A...................   1,542     16,654
   Camden National Corp.....................................     553     19,300
  *Cape Bancorp, Inc........................................     300      2,658
  *Capital Bank Financial Corp. Class A.....................      64      1,122
 #*Capital City Bank Group, Inc.............................     900      9,135
   Capital One Financial Corp...............................  14,599    878,422
   Capital Southwest Corp...................................     100     10,775
   CapitalSource, Inc.......................................  20,222    159,956
   Capitol Federal Financial, Inc...........................  13,166    156,807
   Cardinal Financial Corp..................................   2,617     41,793
  #Cash America International, Inc..........................   1,841     71,965
   Cathay General Bancorp...................................   7,425    131,348
  #CBOE Holdings, Inc.......................................   1,303     38,425
  *CBRE Group, Inc. Class A.................................   3,700     66,674
   Center Bancorp, Inc......................................     980     11,162
   Centerstate Banks, Inc...................................   1,997     17,314
  *Central Pacific Financial Corp...........................   2,177     31,283
   Charles Schwab Corp. (The)...............................   7,501    101,864
   Chemical Financial Corp..................................   2,098     49,345
   Chubb Corp. (The)........................................   6,526    502,371
   Cincinnati Financial Corp................................   9,079    361,707
  *CIT Group, Inc...........................................  10,812    402,423
   Citigroup, Inc...........................................  62,695  2,344,166
   Citizens Holding Co......................................     160      2,995
  *Citizens, Inc............................................   3,580     36,480
  #City Holding Co..........................................   1,200     42,144
   City National Corp.......................................   4,416    225,658
   Clifton Savings Bancorp, Inc.............................   1,500     16,590
   CME Group, Inc...........................................   8,075    451,635
   CNA Financial Corp.......................................   2,259     66,369
   CNB Financial Corp.......................................     590     10,136
   CNO Financial Group, Inc.................................  17,267    165,418
   CoBiz Financial, Inc.....................................   3,215     22,923
  #Cohen & Steers, Inc......................................   1,241     34,736
   Columbia Banking System, Inc.............................   3,029     53,644
   Comerica, Inc............................................  10,804    322,067
   Commerce Bancshares, Inc.................................   7,313    278,479

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Financials -- (Continued)
   Community Bank System, Inc..................................  3,209 $ 88,536
  *Community Bankers Trust Corp................................    100      279
   Community Trust Bancorp, Inc................................  1,298   44,028
  *CompuCredit Holdings Corp...................................    886    3,393
   Consolidated-Tokoma Land Co.................................    300    9,846
  *Cowen Group, Inc. Class A...................................  4,766   12,106
   Crawford & Co. Class A......................................    900    3,924
   Crawford & Co. Class B......................................  1,100    6,061
  *Credit Acceptance Corp......................................    632   51,603
  #Cullen/Frost Bankers, Inc...................................  5,135  283,965
   CVB Financial Corp..........................................  9,139   98,884
  *DFC Global Corp.............................................  4,457   75,100
   Diamond Hill Investment Group, Inc..........................     60    4,619
   Dime Community Bancshares, Inc..............................  2,844   41,238
   Discover Financial Services.................................  6,717  275,397
   Donegal Group, Inc. Class A.................................  1,577   20,438
  *Doral Financial Corp........................................  2,400    2,280
   Duff & Phelps Corp..........................................  3,160   39,279
  *E*Trade Financial Corp...................................... 20,500  171,380
   East West Bancorp, Inc...................................... 11,931  254,011
   Eastern Insurance Holdings, Inc.............................    255    4,289
  #Eaton Vance Corp............................................  2,058   57,912
  *eHealth, Inc................................................  1,477   32,051
   EMC Insurance Group, Inc....................................    651   14,569
   Employers Holdings, Inc.....................................  2,663   48,600
   Endurance Specialty Holdings, Ltd...........................  3,103  125,827
  *Enstar Group, Ltd...........................................  1,015  101,500
   Enterprise Financial Services Corp..........................    800   11,200
   Epoch Holding Corp..........................................    800   17,536
   Erie Indemnity Co. Class A..................................  1,500   93,330
   ESB Financial Corp..........................................    415    5,598
   ESSA Bancorp, Inc...........................................    800    8,064
   Evercore Partners, Inc. Class A.............................  3,100   86,490
   Everest Re Group, Ltd.......................................  2,809  311,939
  *EZCORP, Inc. Class A........................................  2,607   51,254
   FBL Financial Group, Inc. Class A...........................  1,900   64,847
   Federal Agricultural Mortgage Corp. Class C.................    600   16,902
  #Federated Investors, Inc. Class B...........................  3,600   83,664
   Fidelity National Financial, Inc. Class A................... 11,937  255,571
   Fidelity Southern Corp......................................    648    6,348
   Fifth Third Bancorp......................................... 21,375  310,579
   Financial Institutions, Inc.................................    944   17,974
  *First Acceptance Corp.......................................    900    1,089
   First American Financial Corp...............................  8,944  203,476
  *First BanCorp...............................................  4,411   18,703
   First Bancorp...............................................  1,100   11,495
   First Bancorp, Inc..........................................    181    2,983
   First Busey Corp............................................  5,363   25,313
  *First California Financial Group, Inc.......................  1,950   13,162
   *First Cash Financial Services, Inc.........................  2,037   90,972
   First Citizens BancShares, Inc. Class A.....................    337   56,869
   First Commonwealth Financial Corp........................... 10,031   65,703
   First Community Bancshares, Inc.............................  1,200   17,976
   First Defiance Financial Corp...............................    674   11,930
   First Financial Bancorp.....................................  5,328   83,650
  #First Financial Bankshares, Inc.............................  2,101   76,119
   First Financial Corp........................................    959   29,336
   First Financial Holdings, Inc...............................  1,300   18,330
  *First Financial Northwest, Inc..............................  1,000    7,900
  #First Horizon National Corp................................. 17,398  161,975
   First Interstate BancSystem, Inc............................    877   13,181

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares   Value+
                                                           ------ ----------
Financials -- (Continued)
  *First Marblehead Corp. (The)...........................    300 $      282
   First Merchants Corp...................................  2,666     39,217
   First Midwest Bancorp, Inc.............................  4,872     60,267
   First Niagara Financial Group, Inc..................... 21,825    180,711
   First Pactrust Bancorp, Inc............................    500      5,880
  #First Republic Bank....................................  4,311    148,083
  *First South Bancorp, Inc...............................    100        540
  *FirstCity Financial Corp...............................    407      3,293
  #FirstMerit Corp........................................  9,375    129,938
   Flagstone Reinsurance Holdings SA......................  3,968     35,077
   Flushing Financial Corp................................  2,159     33,572
   FNB Corp............................................... 13,434    144,147
  *Forest City Enterprises, Inc. Class A.................. 10,443    167,610
  *Forestar Group, Inc....................................  2,315     37,063
   Fox Chase Bancorp, Inc.................................    906     14,097
   Franklin Resources, Inc................................    800    102,240
   Fulton Financial Corp.................................. 16,819    163,481
   FXCM, Inc..............................................    301      2,709
  *Gain Capital Holdings, Inc.............................     56        258
   Gallagher (Arthur J.) & Co.............................  1,273     45,115
   GAMCO Investors, Inc. Class A..........................    300     14,700
  *Genworth Financial, Inc. Class A....................... 11,459     68,296
   German American Bancorp, Inc...........................  1,018     22,956
   GFI Group, Inc.........................................  8,349     26,383
   Glacier Bancorp, Inc...................................  6,942    100,659
  *Global Indemnity P.L.C.................................  1,457     32,316
   Goldman Sachs Group, Inc. (The)........................ 10,747  1,315,325
   Great Southern Bancorp, Inc............................    890     25,249
 #*Green Dot Corp. Class A................................    763      7,775
  #Greenhill & Co., Inc...................................    416     19,852
  *Greenlight Capital Re, Ltd. Class A....................  2,778     70,978
  *Guaranty Bancorp.......................................  1,300      2,379
  *Hallmark Financial Services, Inc.......................  1,226      9,354
   Hancock Holding Co.....................................  6,128    193,584
  *Hanmi Financial Corp...................................  2,521     31,286
   Hanover Insurance Group, Inc. (The)....................  2,807    101,361
  *Harris & Harris Group, Inc.............................  1,900      6,517
   Hartford Financial Services Group, Inc................. 20,349    441,777
   HCC Insurance Holdings, Inc............................  8,393    299,127
   Heartland Financial USA, Inc...........................  1,212     34,784
 #*Heritage Commerce Corp.................................  1,500      9,885
   Heritage Financial Corp................................    707      9,778
   Heritage Financial Group, Inc..........................    299      4,001
  *HFF, Inc. Class A......................................  2,515     35,034
  *Hilltop Holdings, Inc..................................  4,600     62,514
  *Home Bancorp, Inc......................................    500      9,455
   Home BancShares, Inc...................................  2,069     71,670
   Home Federal Bancorp, Inc..............................  1,034     11,808
   Homeowners Choice, Inc.................................  1,045     23,199
   HopFed Bancorp, Inc....................................      6         47
   Horace Mann Educators Corp.............................  3,333     64,027
   Horizon Bancorp........................................    300      8,700
  *Howard Hughes Corp. (The)..............................  1,328     92,960
   Hudson City Bancorp, Inc............................... 25,524    216,571
   Hudson Valley Holding Corp.............................    983     15,836
   Huntington Bancshares, Inc............................. 40,414    258,245
   IBERIABANK Corp........................................  3,146    156,639
  *ICG Group, Inc.........................................  2,827     29,627
  *Imperial Holdings, Inc.................................     33        116
   Independence Holding Co................................    330      2,884
   Independent Bank Corp. (453836108).....................  1,600     47,216

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Financials -- (Continued)
  *Independent Bank Corp. (453838609)........................     40 $      138
   Interactive Brokers Group, Inc. Class A...................  3,764     53,637
  *IntercontinentalExchange, Inc.............................  1,278    167,418
   International Bancshares Corp.............................  4,324     78,481
  *Intervest Bancshares Corp. Class A........................    850      3,528
  *INTL. FCStone, Inc........................................  1,274     23,607
   Invesco, Ltd.............................................. 20,406    496,274
  *Investment Technology Group, Inc..........................  2,400     20,256
  *Investors Bancorp, Inc....................................  7,651    137,641
   Janus Capital Group, Inc.................................. 19,811    168,394
   Jefferies Group, Inc......................................  9,036    128,673
   JMP Group, Inc............................................  1,310      7,257
   Jones Lang LaSalle, Inc...................................  3,145    244,492
   JPMorgan Chase & Co....................................... 70,982  2,958,530
   Kaiser Federal Financial Group, Inc.......................    454      7,005
  #KBW, Inc..................................................  2,251     36,579
   Kearny Financial Corp.....................................  2,195     20,743
   Kemper Corp...............................................  4,918    152,458
   Kennedy-Wilson Holdings, Inc..............................  3,065     43,523
   KeyCorp................................................... 43,964    370,177
  *Knight Capital Group, Inc. Class A........................  6,735     17,713
   Lakeland Bancorp, Inc.....................................  2,052     20,376
   Lakeland Financial Corp...................................  1,146     30,587
   Legg Mason, Inc........................................... 11,330    288,688
  #Life Partners Holdings, Inc...............................  1,000      2,540
   Lincoln National Corp..................................... 15,569    385,956
   LNB Bancorp, Inc..........................................    500      2,985
   Loews Corp................................................  8,380    354,306
  *Louisiana Bancorp, Inc....................................    100      1,637
   LPL Financial Holdings, Inc...............................  3,365     98,258
  #M&T Bank Corp.............................................  4,959    516,232
  *Macatawa Bank Corp........................................  1,400      4,326
   Maiden Holdings, Ltd......................................  3,700     31,265
   MainSource Financial Group, Inc...........................  1,400     17,528
  *Markel Corp...............................................    450    212,373
   #MarketAxess Holdings, Inc................................  2,093     65,385
   Marlin Business Services Corp.............................    680     15,361
   Marsh & McLennan Cos., Inc................................  3,730    126,932
   MB Financial, Inc.........................................  5,192    105,190
  *MBIA, Inc................................................. 16,213    160,509
  *MBT Financial Corp........................................    145        418
   MCG Capital Corp..........................................  6,000     27,960
   Meadowbrook Insurance Group, Inc..........................  2,627     14,764
   Medallion Financial Corp..................................  1,523     19,053
  *Mercantile Bank Corp......................................    625     10,331
   Merchants Bancshares, Inc.................................    444     13,000
   Mercury General Corp......................................  4,603    186,560
  *Meridian Interstate Bancorp, Inc..........................  1,162     19,626
   MetLife, Inc.............................................. 24,506    869,718
  *Metro Bancorp, Inc........................................    900     11,682
  *MGIC Investment Corp...................................... 12,754     21,937
   MidSouth Bancorp, Inc.....................................    600      9,300
   Montpelier Re Holdings, Ltd...............................  4,472    102,275
   Moody's Corp..............................................  2,500    120,400
   Morgan Stanley............................................ 27,166    472,145
 #*MSCI, Inc.................................................  3,492     94,074
   NASDAQ OMX Group, Inc. (The)..............................  9,288    221,147
  *National Financial Partners Corp..........................  3,393     62,262
   National Interstate Corp..................................  1,011     26,235
   National Penn Bancshares, Inc............................. 15,874    141,755
  *Navigators Group, Inc. (The)..............................    900     47,772

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares  Value+
                                                           ------ --------
Financials -- (Continued)
   NBT Bancorp, Inc.......................................  2,554 $ 54,324
   Nelnet, Inc. Class A...................................  2,555   62,368
  *Netspend Holdings, Inc.................................  1,731   18,539
   New Hampshire Thrift Bancshares, Inc...................    300    3,954
  #New York Community Bancorp, Inc........................ 22,096  306,251
  *NewBridge Bancorp......................................    500    2,155
  *NewStar Financial, Inc.................................  3,876   48,450
   Nicholas Financial, Inc................................     82    1,067
   Northeast Community Bancorp, Inc.......................    436    2,363
   Northern Trust Corp....................................  8,307  396,908
   Northfield Bancorp, Inc................................  2,091   33,958
   Northrim Bancorp, Inc..................................    400    9,012
   Northwest Bancshares, Inc..............................  8,254   98,223
   NYSE Euronext.......................................... 13,318  329,754
   OceanFirst Financial Corp..............................  1,430   19,934
  *Ocwen Financial Corp...................................  9,336  360,090
   Old National Bancorp...................................  7,125   87,424
   Old Republic International Corp........................ 21,763  215,018
  *OmniAmerican Bancorp, Inc..............................    794   18,175
   OneBeacon Insurance Group, Ltd. Class A................  1,262   17,037
   Oppenheimer Holdings, Inc. Class A.....................    900   14,652
   Oriental Financial Group, Inc..........................  3,236   38,120
   Oritani Financial Corp.................................  4,000   61,120
  *Pacific Capital Bancorp................................    700   32,137
   Pacific Continental Corp...............................  1,246   11,575
   PacWest Bancorp........................................  2,911   65,498
  #Park National Corp.....................................  1,052   70,011
  *Park Sterling Corp.....................................  2,086   10,430
   PartnerRe, Ltd.........................................  3,430  277,830
   Peapack-Gladstone Financial Corp.......................     69    1,069
   Penns Woods Bancorp, Inc...............................    229    9,281
   Peoples Bancorp, Inc...................................    848   18,062
   People's United Financial, Inc......................... 19,276  231,890
 #*PHH Corp...............................................  5,872  122,196
  *Phoenix Cos, Inc. (The)................................    193    5,817
  *PICO Holdings, Inc.....................................  1,698   37,594
  *Pinnacle Financial Partners, Inc.......................  2,990   58,454
  *Piper Jaffray Cos., Inc................................  1,000   26,850
   Platinum Underwriters Holdings, Ltd....................  3,534  156,910
   PNC Financial Services Group, Inc...................... 13,237  770,261
  *Popular, Inc...........................................  1,015   19,620
  *Preferred Bank.........................................    475    6,750
   Presidential Life Corp.................................  1,823   25,486
   Primerica, Inc.........................................  5,667  160,149
   Principal Financial Group, Inc......................... 13,831  380,906
   PrivateBancorp, Inc....................................  7,329  118,437
   ProAssurance Corp......................................  2,133  190,690
  #Progressive Corp. (The)................................  7,335  163,570
  #Prosperity Bancshares, Inc.............................  4,424  185,189
   Protective Life Corp...................................  6,668  182,036
   Provident Financial Holdings, Inc......................    600    8,862
   Provident Financial Services, Inc......................  6,358   95,370
   Provident New York Bancorp.............................  2,665   24,331
   Prudential Financial, Inc.............................. 11,320  645,806
  #Pulaski Financial Corp.................................    751    6,429
   QC Holdings, Inc.......................................    900    3,042
  #Radian Group, Inc...................................... 10,400   48,776
   Raymond James Financial, Inc...........................  5,061  193,027
   Regions Financial Corp................................. 79,211  516,456
   Reinsurance Group of America, Inc......................  4,129  218,507
   RenaissanceRe Holdings, Ltd............................  2,776  225,855

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares   Value+
                                                           ------ ----------
Financials -- (Continued)
   Renasant Corp..........................................  1,881 $   34,629
   Republic Bancorp, Inc. Class A.........................  1,292     27,933
  *Republic First Bancorp, Inc............................  1,200      2,556
   Resource America, Inc. Class A.........................    852      5,760
  *Riverview Bancorp, Inc.................................    100        165
   RLI Corp...............................................  1,738    118,497
   Rockville Financial, Inc...............................  2,137     28,401
   Roma Financial Corp....................................  1,502     13,233
   S&T Bancorp, Inc.......................................  2,253     39,585
   S.Y. Bancorp, Inc......................................  1,000     23,580
  *Safeguard Scientifics, Inc.............................  1,663     26,359
   Safety Insurance Group, Inc............................  1,159     53,720
   Sandy Spring Bancorp, Inc..............................  1,810     34,607
   SCBT Financial Corp....................................  1,021     40,513
   SeaBright Holdings, Inc................................  1,689     18,528
   SEI Investments Co.....................................  3,916     85,682
   Selective Insurance Group, Inc.........................  5,255     97,165
   SI Financial Group, Inc................................    243      2,673
   Sierra Bancorp.........................................    844      9,495
 #*Signature Bank.........................................  2,603    185,438
   Simmons First National Corp. Class A...................  1,400     34,846
   SLM Corp............................................... 13,424    235,994
   Southside Bancshares, Inc..............................  1,420     28,988
  *Southwest Bancorp, Inc.................................  1,486     16,034
 #*St. Joe Co. (The)......................................  6,352    125,770
   StanCorp Financial Group, Inc..........................  3,200    109,920
   State Auto Financial Corp..............................  2,912     47,000
   State Street Corp...................................... 12,858    573,081
   StellarOne Corp........................................  1,714     23,516
   Sterling Bancorp.......................................  1,909     18,231
  #Stewart Information Services Corp......................  1,509     35,190
 #*Stifel Financial Corp..................................  4,606    146,010
  *Suffolk Bancorp........................................    510      7,660
  *Sun Bancorp, Inc.......................................  4,675     14,446
   SunTrust Banks, Inc.................................... 15,087    410,366
   Susquehanna Bancshares, Inc............................ 15,596    161,731
  *SVB Financial Group....................................  3,691    208,874
  *SWS Group, Inc.........................................    700      3,983
   Symetra Financial Corp.................................  5,281     63,108
   Synovus Financial Corp................................. 64,460    157,927
   T. Rowe Price Group, Inc...............................    900     58,446
 #*Taylor Capital Group, Inc..............................  1,733     32,372
  #TCF Financial Corp..................................... 11,444    130,919
   TD Ameritrade Holding Corp............................. 11,960    187,652
  *Tejon Ranch Co.........................................  1,483     44,401
   Territorial Bancorp, Inc...............................    900     20,340
  #*Texas Capital Bancshares, Inc.........................  3,227    153,186
   TF Financial Corp......................................     39        874
  *TFS Financial Corp..................................... 11,859    106,138
   Thomas Properties Group, Inc...........................  4,550     24,297
   Tompkins Financial Corp................................  1,033     41,816
   Torchmark Corp.........................................  3,963    200,488
   Tower Group, Inc.......................................  2,650     47,753
  #TowneBank..............................................  2,000     31,140
   Travelers Cos., Inc. (The)............................. 10,200    723,588
  *Tree.com, Inc..........................................    973     14,060
   TriCo Bancshares.......................................  1,059     17,791
   TrustCo Bank Corp......................................  7,124     39,752
   Trustmark Corp.........................................  5,300    124,391
   U.S. Bancorp........................................... 36,391  1,208,545
  #UMB Financial Corp.....................................  3,374    150,244

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
   Umpqua Holdings Corp....................................   8,401 $   101,568
   Union First Market Bankshares Corp......................   1,764      27,695
  #United Bankshares, Inc..................................   3,736      89,029
  *United Community Banks, Inc.............................   2,039      17,739
  *United Community Financial Corp.........................   2,400       9,144
   United Financial Bancorp, Inc...........................   1,035      15,908
   United Fire Group, Inc..................................   1,591      37,818
 #*United Security Bancshares..............................     349       1,047
   Universal Insurance Holdings, Inc.......................   2,899      11,451
   Univest Corp. of Pennsylvania...........................   1,300      21,996
   Unum Group..............................................  10,900     221,052
   Validus Holdings, Ltd...................................   7,890     282,462
  #Valley National Bancorp.................................  14,262     138,912
   ViewPoint Financial Group, Inc..........................   3,195      66,456
  *Virginia Commerce Bancorp, Inc..........................   2,465      22,579
  *Virtus Investment Partners, Inc.........................     100       9,600
   Waddell & Reed Financial, Inc...........................   1,900      63,327
  *Walker & Dunlop, Inc....................................     777      12,906
   Washington Banking Co...................................   1,187      16,226
   Washington Federal, Inc.................................   7,509     126,001
   Washington Trust Bancorp, Inc...........................   1,189      32,091
  *Waterstone Financial, Inc...............................   1,300       7,020
   Webster Financial Corp..................................   7,186     158,092
   Wells Fargo & Co........................................ 133,886   4,510,619
   WesBanco, Inc...........................................   1,669      36,718
   West Bancorporation, Inc................................     899       9,808
  *West Coast Bancorp......................................   1,552      34,175
  #Westamerica Bancorporation..............................   2,088      92,123
  *Western Alliance Bancorp................................   6,579      67,501
   Westfield Financial, Inc................................   1,934      14,099
   Westwood Holdings Group, Inc............................     360      13,975
   Willis Group Holdings P.L.C.............................   5,006     168,552
  *Wilshire Bancorp, Inc...................................   6,648      43,278
  #Wintrust Financial Corp.................................   3,471     128,253
 #*World Acceptance Corp...................................   1,400      93,464
   WR Berkley Corp.........................................   5,050     196,394
   WSFS Financial Corp.....................................     110       4,659
   XL Group P.L.C..........................................  17,066     422,213
  *Yadkin Valley Financial Corp............................     500       1,600
   Zions Bancorporation....................................  13,040     279,969
                                                                    -----------
Total Financials...........................................          62,019,646
                                                                    -----------
Health Care -- (2.6%)
  *Abaxis, Inc.............................................     500      18,390
 #*ABIOMED, Inc............................................      79       1,566
  *Accuray, Inc............................................   5,614      39,073
  *Albany Molecular Research, Inc..........................   1,700       6,018
 #*Align Technology, Inc...................................   1,710      45,452
  *Allscripts Healthcare Solutions, Inc....................   8,620     111,370
  #AmerisourceBergen Corp..................................   2,820     111,221
   Analogic Corp...........................................   1,046      77,048
  *AngioDynamics, Inc......................................   1,785      19,153
  *Anika Therapeutics, Inc.................................     897      10,055
  *ArthroCare Corp.........................................   2,129      64,040
 #*athenahealth, Inc.......................................     617      39,667
   Atrion Corp.............................................     100      20,324
   Bard (C.R.), Inc........................................     900      86,571
  *BioClinica, Inc.........................................     823       5,160
  *Boston Scientific Corp..................................  77,030     395,934
  *Bovie Medical Corp......................................     200         750
  *Bruker Corp.............................................   5,422      65,552

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Health Care -- (Continued)
  *Cambrex Corp................................................  3,800 $ 45,904
   Cantel Medical Corp.........................................  2,014   52,384
   Cardinal Health, Inc........................................  4,478  184,180
  *CareFusion Corp............................................. 11,418  303,262
 #*Cepheid, Inc................................................  1,468   44,495
  *Cerner Corp.................................................    600   45,714
  *Charles River Laboratories International, Inc...............  2,026   75,610
 #*Codexis, Inc................................................  2,200    5,720
   Computer Programs & Systems, Inc............................    397   19,378
   CONMED Corp.................................................  2,606   72,082
 #*Covance, Inc................................................  3,517  171,313
   CryoLife, Inc...............................................  1,842   11,402
  *Cutera, Inc.................................................    600    4,446
  *Cyberonics, Inc.............................................  1,400   64,750
  *Cynosure, Inc. Class A......................................  1,100   28,974
   DENTSPLY International, Inc.................................  5,200  191,568
  *Digirad Corp................................................    600    1,290
 #*Edwards Lifesciences Corp...................................  1,400  121,562
  *Epocrates, Inc..............................................  1,117   10,924
  *Exactech, Inc...............................................    760   12,692
 #*Genomic Health, Inc.........................................    300    9,375
  *Greatbatch, Inc.............................................  1,800   39,564
  *Haemonetics Corp............................................  1,842  150,491
  *HealthStream, Inc...........................................  1,333   34,045
  *Henry Schein, Inc...........................................  3,073  226,726
   Hill-Rom Holdings, Inc......................................  4,727  132,781
  *Hologic, Inc................................................    300    6,186
  *ICU Medical, Inc............................................  1,565   92,851
 #*IDEXX Laboratories, Inc.....................................    600   57,720
  *Integra LifeSciences Holdings Corp..........................  2,260   86,445
 #*Intuitive Surgical, Inc.....................................    200  108,444
   Invacare Corp...............................................  2,100   28,665
  *IRIS International, Inc.....................................  1,400   27,286
   LeMaitre Vascular, Inc......................................    800    4,800
  *Luminex Corp................................................  1,229   19,762
 #*Masimo Corp.................................................  1,651   36,272
   McKesson Corp...............................................  1,600  149,296
  *MedAssets, Inc..............................................  5,384   95,458
  *Medical Action Industries, Inc..............................    700    2,065
  *Medidata Solutions, Inc.....................................    924   38,826
   Medtronic, Inc.............................................. 11,900  494,802
  #Meridian Bioscience, Inc....................................    160    3,160
  *Merit Medical Systems, Inc..................................  3,786   54,670
  *Mettler Toledo International, Inc...........................    400   67,748
  *MWI Veterinary Supply, Inc..................................    316   33,186
  *Natus Medical, Inc..........................................  2,472   27,934
  *NuVasive, Inc...............................................  4,501   64,904
  *Omnicell, Inc...............................................  3,791   55,273
  *OraSure Technologies, Inc...................................  2,000   18,120
  *Orthofix International NV...................................  1,246   49,416
  #Owens & Minor, Inc..........................................  5,482  156,073
  *Palomar Medical Technologies, Inc...........................  1,300   11,219
  *PAREXEL International Corp..................................  4,851  148,877
   Patterson Cos., Inc.........................................  6,855  228,957
  *PharMerica Corp.............................................  1,793   21,910
 #*PhotoMedex, Inc.............................................     13      173
 #*PSS World Medical, Inc......................................  4,352  124,554
   Quality Systems, Inc........................................    947   16,525
 #*Quidel Corp.................................................  2,111   37,006
  #ResMed, Inc.................................................  5,350  213,679
  *Rochester Medical Corp......................................    942    9,882

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares   Value+
                                                           ------ ----------
Health Care -- (Continued)
  *RTI Biologics, Inc..................................... 3,864  $   15,688
  *Sirona Dental Systems, Inc............................. 3,126     178,995
  *Solta Medical, Inc..................................... 7,638      22,532
  *Spectranetics Corp..................................... 1,700      24,752
   St. Jude Medical, Inc.................................. 6,084     232,774
  *Staar Surgical Co......................................   600       3,864
   STERIS Corp............................................ 4,190     149,206
   Stryker Corp........................................... 3,250     170,950
  *Symmetry Medical, Inc.................................. 3,353      30,713
   Teleflex, Inc.......................................... 3,400     231,030
  *Thoratec Corp.......................................... 2,403      85,787
  *Tornier NV.............................................   511       8,738
  *TranS1, Inc............................................ 1,149       3,160
   Utah Medical Products, Inc.............................   296      10,070
  *Varian Medical Systems, Inc............................ 1,000      66,760
  *Vascular Solutions, Inc................................ 2,112      31,828
  *Waters Corp............................................ 1,000      81,810
   West Pharmaceutical Services, Inc...................... 2,742     147,712
  *Wright Medical Group, Inc.............................. 3,360      68,275
   Young Innovations, Inc.................................   600      20,490
   Zimmer Holdings, Inc................................... 6,000     385,260
                                                                  ----------
Total Health Care.........................................         7,740,514
                                                                  ----------
Industrials -- (11.8%)
   3M Co.................................................. 4,505     394,638
   A.O. Smith Corp........................................ 2,750     167,118
   AAON, Inc.............................................. 1,698      35,624
   AAR Corp............................................... 2,847      42,961
   ABM Industries, Inc.................................... 4,022      76,418
  *Acacia Research Corp................................... 1,650      42,850
  *ACCO Brands Corp....................................... 4,130      29,901
  *Accuride Corp.......................................... 1,372       3,663
   Aceto Corp............................................. 2,579      25,842
  #Acorn Energy, Inc...................................... 1,200      10,212
   Actuant Corp. Class A.................................. 5,751     162,408
  #Acuity Brands, Inc..................................... 2,355     152,368
  *Adept Technology, Inc..................................   100         400
  *ADT Corp. (The)........................................ 5,694     236,358
  *Advisory Board Co. (The)............................... 1,400      66,500
  *AECOM Technology Corp.................................. 6,853     147,134
  *Aegion Corp............................................ 3,171      58,568
  *AGCO Corp.............................................. 2,990     136,075
  *Air Transport Services Group, Inc...................... 4,074      15,685
   Aircastle, Ltd......................................... 3,400      37,842
   Alamo Group, Inc.......................................   900      30,150
  *Alaska Air Group, Inc.................................. 5,900     225,616
   Albany International Corp. Class A..................... 2,300      50,531
  *Allegiant Travel Co.................................... 1,250      90,925
   Allied Motion Technologies, Inc........................   400       2,580
   Altra Holdings, Inc.................................... 3,013      54,294
   Amerco, Inc............................................ 1,427     164,876
  *Ameresco, Inc. Class A................................. 1,816      20,085
  *American Railcar Industries, Inc....................... 1,634      48,007
  *American Reprographics Co.............................. 2,986      11,436
   American Science & Engineering, Inc....................   600      38,148
  *American Woodmark Corp................................. 1,228      28,244
   AMETEK, Inc............................................ 2,775      98,651
   Ampco-Pittsburgh Corp..................................   500       8,830
   Apogee Enterprises, Inc................................ 2,435      49,601
   Applied Industrial Technologies, Inc................... 3,597     146,002
   Argan, Inc.............................................   831      14,783

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
   Arkansas Best Corp..........................................  1,800 $ 14,490
   Armstrong World Industries, Inc.............................  2,179  112,872
  *Asset Acceptance Capital Corp...............................  1,500    9,570
   Asta Funding, Inc...........................................    707    6,632
  *Astec Industries, Inc.......................................  1,500   43,200
  *Astronics Corp..............................................    700   16,247
  *Astronics Corp. Class B.....................................    105    2,399
  *Atlas Air Worldwide Holdings, Inc...........................  2,284  125,597
   Avery Dennison Corp.........................................  7,179  232,456
  *Avis Budget Group, Inc...................................... 10,622  175,582
   AZZ, Inc....................................................  2,033   80,182
  *B/E Aerospace, Inc..........................................  3,544  159,799
   Baltic Trading, Ltd.........................................    800    2,728
   Barnes Group, Inc...........................................  5,211  119,228
   Barrett Business Services, Inc..............................    700   20,881
 #*Beacon Roofing Supply, Inc..................................  5,120  165,581
  #Belden, Inc.................................................  3,242  116,064
  *Blount International, Inc...................................  1,600   21,168
  *BlueLinx Holdings, Inc......................................  2,788    5,883
   Brady Corp. Class A.........................................  3,833  117,903
  *Breeze-Eastern Corp.........................................    497    3,976
   Briggs & Stratton Corp......................................  4,000   79,000
   Brink's Co. (The)...........................................  3,953  104,003
  *Builders FirstSource, Inc...................................  2,395   13,196
   C.H. Robinson Worldwide, Inc................................    700   42,231
  *CAI International, Inc......................................  1,133   25,107
   Carlisle Cos., Inc..........................................  4,300  238,865
   Cascade Corp................................................  1,200   77,988
  *Casella Waste Systems, Inc. Class A.........................  1,900    8,702
  *CBIZ, Inc...................................................  2,941   16,234
   CDI Corp....................................................  1,400   24,066
  #CECO Environmental Corp.....................................  1,152   10,195
   Celadon Group, Inc..........................................  2,400   41,040
   Ceradyne, Inc...............................................  1,056   36,918
  *Chart Industries, Inc.......................................  1,100   77,869
  #Cintas Corp.................................................  4,300  179,783
   CIRCOR International, Inc...................................  1,293   44,596
   CLAROC, Inc.................................................  1,440   65,146
  *Clean Harbors, Inc..........................................  1,400   81,690
  *CNH Global NV...............................................    671   30,061
   Coleman Cable, Inc..........................................    600    5,694
 #*Colfax Corp.................................................  7,826  269,136
  *Columbus McKinnon Corp......................................  1,655   24,775
   Comfort Systems USA, Inc....................................  2,474   26,967
  *Commercial Vehicle Group, Inc...............................  1,100    8,349
  *Consolidated Graphics, Inc..................................    800   23,608
   Con-way, Inc................................................  4,471  130,151
   Cooper Industries P.L.C.....................................  2,844  213,129
  *Copart, Inc.................................................  2,900   83,491
   Corporate Executive Board Co. (The).........................  1,400   62,944
   Corrections Corp. of America................................  6,950  233,867
   Courier Corp................................................    900   10,845
   Covanta Holding Corp........................................  9,876  179,546
  *Covenant Transportation Group, Inc. Class A.................    500    2,320
  *CPI Aerostructures, Inc.....................................    400    4,404
  *CRA International, Inc......................................    600   10,044
   Crane Co....................................................  2,255   94,665
   CSX Corp.................................................... 27,248  557,767
   Cummins, Inc................................................  1,200  112,296
   Curtiss-Wright Corp.........................................  3,368  103,970
   Danaher Corp................................................  7,410  383,319

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
   Deere & Co..................................................  2,000 $170,880
  *Delta Air Lines, Inc........................................ 11,100  106,893
  #Deluxe Corp.................................................  3,632  114,444
  *Dolan Co. (The).............................................  1,985    9,191
  *Dollar Thrifty Automotive Group, Inc........................  1,616  124,432
   Donaldson Co., Inc..........................................  1,800   58,086
   Douglas Dynamics, Inc.......................................  1,577   23,955
   Dover Corp..................................................  6,676  388,677
  *Ducommun, Inc...............................................    789   10,762
  #Dun & Bradstreet Corp. (The)................................  1,341  108,675
  *DXP Enterprises, Inc........................................  1,000   49,230
  *Dycom Industries, Inc.......................................  2,496   35,543
   Dynamic Materials Corp......................................    900   12,078
  *Eagle Bulk Shipping, Inc....................................     75      222
   Eastern Co. (The)...........................................    312    4,992
  #Eaton Corp..................................................  5,914  279,259
  *Echo Global Logistics, Inc..................................  1,178   19,802
   EMCOR Group, Inc............................................  5,809  186,817
   Emerson Electric Co.........................................  5,050  244,572
  *Encore Capital Group, Inc...................................  2,254   65,366
   Encore Wire Corp............................................  1,816   56,042
  *Energy Recovery, Inc........................................  3,500   10,395
 #*EnerNOC, Inc................................................    385    4,743
  *EnerSys, Inc................................................  4,945  170,504
   Ennis, Inc..................................................  1,743   26,668
  *EnPro Industries, Inc.......................................  1,800   65,808
   Equifax, Inc................................................  4,120  206,165
   ESCO Technologies, Inc......................................  1,814   67,916
   Espey Manufacturing & Electronics Corp......................    200    5,492
   Expeditors International of Washington, Inc.................  1,230   45,030
  *Exponent, Inc...............................................    900   49,482
   Fastenal Co.................................................  1,600   71,520
  *Federal Signal Corp.........................................  3,898   22,491
   FedEx Corp..................................................  8,378  770,692
  *Flow International Corp.....................................  3,772   12,523
   Fluor Corp..................................................  4,172  233,006
  *Fortune Brands Home & Security, Inc.........................  4,604  130,938
   Forward Air Corp............................................  1,800   60,066
  *Franklin Covey Co...........................................  1,096   13,174
   Franklin Electric Co., Inc..................................  1,867  108,174
   FreightCar America, Inc.....................................    900   17,325
  *Frozen Food Express Industries..............................    100      176
 #*FTI Consulting, Inc.........................................  2,600   67,496
  *Fuel Tech, Inc..............................................  1,500    6,120
  *Furmanite Corp..............................................  2,899   14,640
   G & K Services, Inc. Class A................................  1,625   52,406
   Gardner Denver, Inc.........................................    400   27,732
   GATX Corp...................................................  3,952  163,850
 #*Genco Shipping & Trading, Ltd...............................  2,900    8,816
   Generac Holdings, Inc.......................................  4,618  157,012
  *General Cable Corp..........................................  5,009  142,907
 #*Genesee & Wyoming, Inc. Class A.............................  2,800  202,916
   Geo Group, Inc. (The).......................................  5,021  139,182
  *Gibraltar Industries, Inc...................................  2,300   28,658
   Global Power Equipment Group, Inc...........................    800   13,520
  *Goldfield Corp. (The).......................................    600    1,140
   Gorman-Rupp Co. (The).......................................  1,406   37,962
  *GP Strategies Corp..........................................  2,129   40,983
   Graco, Inc..................................................  1,300   62,478
  *GrafTech International, Ltd.................................  6,803   71,500
   Graham Corp.................................................    700   12,579

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
   Granite Construction, Inc...................................  3,319 $100,267
   Great Lakes Dredge & Dock Corp..............................  6,473   51,460
  *Greenbrier Cos., Inc........................................  2,075   36,126
   Griffon Corp................................................  4,226   42,894
   H&E Equipment Services, Inc.................................  3,068   46,695
   Hardinge, Inc...............................................  1,051   10,909
   Harsco Corp.................................................  6,801  135,952
  *Hawaiian Holdings, Inc......................................  5,433   32,218
   Heartland Express, Inc......................................  6,200   86,490
  #HEICO Corp..................................................    960   37,085
   HEICO Corp. Class A.........................................  1,110   33,833
   Heidrick & Struggles International, Inc.....................  1,162   13,758
 #*Heritage-Crystal Clean, Inc.................................     57    1,009
   Herman Miller, Inc..........................................  1,644   31,877
 #*Hertz Global Holdings, Inc.................................. 14,500  192,415
  *Hexcel Corp.................................................  6,900  176,364
  *Hill International, Inc.....................................  2,600    8,814
   HNI Corp....................................................  4,107  113,025
   Honeywell International, Inc................................  5,044  308,895
   Houston Wire & Cable Co.....................................  1,200   13,284
  *Hub Group, Inc. Class A.....................................  2,692   83,479
   Hubbell, Inc. Class A.......................................    167   13,066
   Hubbell, Inc. Class B.......................................  1,150   96,278
  *Hudson Global, Inc..........................................  2,300    9,292
  *Hurco Cos., Inc.............................................    500   11,490
  *Huron Consulting Group, Inc.................................  1,303   37,592
  *Hyster-Yale Materials Handling, Inc.........................    500   20,540
  *Hyster-Yale Materials Handling, Inc. Class B................    500   20,540
  *ICF International, Inc......................................  1,396   25,617
  #IDEX Corp...................................................  5,814  247,269
  *IHS, Inc....................................................    700   59,073
  *II-VI, Inc..................................................  4,179   68,995
   Illinois Tool Works, Inc....................................  4,930  302,357
   Ingersoll-Rand P.L.C........................................  9,851  463,293
  *InnerWorkings, Inc..........................................  3,312   47,759
  *Innovative Solutions & Support, Inc.........................    400    1,720
   Insperity, Inc..............................................  1,470   38,382
   Insteel Industries, Inc.....................................  1,312   15,219
  *Integrated Electrical Services, Inc.........................    260    1,404
   Interface, Inc..............................................  4,868   69,661
   International Shipholding Corp..............................    500    8,360
   Intersections, Inc..........................................  1,300   12,077
  #Iron Mountain, Inc..........................................  2,980  103,108
   ITT Corp....................................................  5,967  124,114
   J.B. Hunt Transport Services, Inc...........................  1,300   76,310
  *Jacobs Engineering Group, Inc...............................  3,595  138,731
 #*JetBlue Airways Corp........................................ 30,045  158,938
   John Bean Technologies Corp.................................  1,711   26,384
  #Joy Global, Inc.............................................    800   49,960
  *Kadant, Inc.................................................    500   12,145
   Kaman Corp..................................................  2,082   77,450
   Kansas City Southern........................................  4,545  365,691
  *KAR Auction Services, Inc...................................  5,026  100,520
   Kaydon Corp.................................................  2,953   66,029
   KBR, Inc....................................................  4,170  116,176
   Kelly Services, Inc. Class A................................  2,190   29,105
   Kennametal, Inc.............................................  4,600  162,932
  *Key Technology, Inc.........................................    200    1,744
  *Kforce, Inc.................................................  2,520   28,098
   Kimball International, Inc. Class B.........................  2,971   35,474
 #*Kirby Corp..................................................  3,000  172,440

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
   Knight Transportation, Inc..................................  5,833 $ 88,195
   Knoll, Inc..................................................  4,272   61,474
  *Korn/Ferry International....................................  2,325   31,132
   L.B. Foster Co. Class A.....................................    698   23,041
   L.S. Starrett Co. Class A (The).............................    230    2,638
  #Landstar System, Inc........................................  1,000   50,650
   Lawson Products, Inc........................................    700    4,977
  *Layne Christensen Co........................................  1,300   28,977
   Lennox International, Inc...................................  1,600   80,080
   Lincoln Electric Holdings, Inc..............................  4,200  182,154
   Lindsay Corp................................................  1,207   92,179
  *LMI Aerospace, Inc..........................................    900   18,072
   LSI Industries, Inc.........................................  1,905   12,916
  *Lydall, Inc.................................................  1,100   14,201
   Manitowoc Co., Inc. (The)................................... 10,268  146,319
   Manpower, Inc...............................................  4,264  161,776
   Marten Transport, Ltd.......................................  1,556   28,786
  #Masco Corp.................................................. 11,131  167,967
 #*MasTec, Inc.................................................  7,832  176,690
   Matson, Inc.................................................  3,461   73,546
   McGrath RentCorp............................................  1,766   46,375
  *Meritor, Inc................................................  3,677   16,252
   Met-Pro Corp................................................    900    8,172
  *MFRI, Inc...................................................    300    1,650
  *Michael Baker Corp..........................................    702   15,872
  *Middleby Corp...............................................    810  101,210
   Miller Industries, Inc......................................    800   12,280
   Mine Safety Appliances Co...................................  3,164  122,130
  *Mistras Group, Inc..........................................  1,695   37,443
  *Mobile Mini, Inc............................................  2,309   40,223
  *Moog, Inc. Class A..........................................  2,878  106,515
  *Moog, Inc. Class B..........................................    262    9,720
   MSC Industrial Direct Co., Inc. Class A.....................    500   37,300
   Mueller Industries, Inc.....................................  3,762  164,776
   Mueller Water Products, Inc. Class A........................ 12,809   66,735
   Multi-Color Corp............................................    700   15,904
  *MYR Group, Inc..............................................  1,744   36,938
  *Navigant Consulting, Inc....................................  3,070   31,897
  *NCI Building Systems, Inc...................................    513    5,751
  *Nielsen Holdings NV.........................................  1,583   45,780
   NL Industries, Inc..........................................  2,163   21,998
  *NN, Inc.....................................................  1,333   11,037
  #Nordson Corp................................................  1,400   82,642
   Norfolk Southern Corp.......................................  8,900  546,015
  *Northwest Pipe Co...........................................    665   15,282
 #*Ocean Power Technologies, Inc...............................    500    1,240
  *Old Dominion Freight Line, Inc..............................  6,005  201,408
  *On Assignment, Inc..........................................  4,541   86,642
  *Orbital Sciences Corp.......................................  1,109   14,861
  *Orion Energy Systems, Inc...................................    900    1,476
  *Orion Marine Group, Inc.....................................  1,535   10,269
  *Owens Corning, Inc..........................................  8,368  281,081
   P.A.M. Transportation Services, Inc.........................    500    4,975
   PACCAR, Inc.................................................  4,072  176,480
  *Pacer International, Inc....................................  2,700    9,666
  #Pall Corp...................................................  1,300   81,848
  #Parker Hannifin Corp........................................  2,567  201,920
  *Park-Ohio Holdings Corp.....................................    985   21,788
  *Patrick Industries, Inc.....................................  1,039   18,359
  *Pendrell Corp...............................................  6,146    7,314
  *Pentair, Inc................................................  8,367  353,422

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
  *PGT, Inc....................................................    678 $  2,929
  *Pike Electric Corp..........................................  2,564   23,358
  #Pitney Bowes, Inc...........................................  1,200   17,232
  *PMFG, Inc...................................................    999    6,494
 #*Polypore International, Inc.................................  3,141  110,814
 #*Portfolio Recovery Associates, Inc..........................  1,506  157,603
  *Powell Industries, Inc......................................    901   35,842
  *PowerSecure International, Inc..............................    984    6,357
   Precision Castparts Corp....................................  1,000  173,070
   Preformed Line Products Co..................................    322   17,346
   Primoris Services Corp......................................  2,616   36,546
  *Quality Distribution, Inc...................................  1,489   12,805
   Quanex Building Products Corp...............................  3,119   61,663
  *Quanta Services, Inc........................................  7,378  191,312
   Raven Industries, Inc.......................................  1,000   27,290
  *RBC Bearings, Inc...........................................  1,700   84,422
  *RCM Technologies, Inc.......................................    300    1,674
  #Regal-Beloit Corp...........................................  3,437  224,024
  *Republic Airways Holdings, Inc..............................  4,503   21,029
   Republic Services, Inc...................................... 15,031  426,129
   Resources Connection, Inc...................................  3,085   38,069
  *Roadrunner Transportation Systems, Inc......................  2,653   46,242
  #Robbins & Myers, Inc........................................  2,875  170,430
  #Robert Half International, Inc..............................  1,600   43,024
   Rockwell Automation, Inc....................................    945   67,152
   Rollins, Inc................................................  3,000   68,010
   Roper Industries, Inc.......................................  3,633  396,615
 #*RR Donnelley & Sons Co...................................... 12,564  125,891
  *Rush Enterprises, Inc. Class A..............................  2,100   39,900
   Ryder System, Inc...........................................  2,800  126,336
  *Saia, Inc...................................................  1,397   31,572
   Sauer-Danfoss, Inc..........................................    891   35,693
   Schawk, Inc.................................................    308    3,801
   SeaCube Container Leasing, Ltd..............................  1,306   24,187
  *Shaw Group, Inc. (The)......................................  4,520  197,931
   SIFCO Industries, Inc.......................................    157    2,630
   Simpson Manufacturing Co., Inc..............................  3,500  106,610
   SkyWest, Inc................................................  3,935   43,088
  *SL Industries, Inc..........................................    160    2,240
   Snap-on, Inc................................................  3,329  257,432
   Southwest Airlines Co....................................... 38,348  338,229
  *Spirit Aerosystems Holdings, Inc. Class A................... 10,000  156,300
  *Spirit Airlines, Inc........................................  2,931   51,439
   SPX Corp....................................................  3,471  238,076
  *Standard Parking Corp.......................................    600   13,710
   Standard Register Co. (The).................................  1,100      704
   Standex International Corp..................................  1,000   46,240
   Stanley Black & Decker, Inc.................................  4,725  327,442
   Steelcase, Inc. Class A.....................................  8,325   83,333
  *Stericycle, Inc.............................................    900   85,284
  *Sterling Construction Co., Inc..............................    832    7,405
   Sun Hydraulics Corp.........................................  1,420   37,829
 #*Swift Transportation Co.....................................  5,934   57,856
  *SYKES Enterprises, Inc......................................  3,417   46,540
   Sypris Solutions, Inc.......................................  1,400    8,820
  #TAL International Group, Inc................................  3,090  105,493
  *Taser International, Inc....................................  4,043   31,576
  *Team, Inc...................................................  1,475   48,350
  *Tecumseh Products Co. Class A...............................    610    3,068
   Tennant Co..................................................  1,419   53,099
  *Terex Corp..................................................  8,173  184,301

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Industrials -- (Continued)
  *Tetra Tech, Inc..........................................  5,248 $   136,133
  #Textainer Group Holdings, Ltd............................  4,182     126,296
  *Thermon Group Holdings, Inc..............................    528      13,116
   Timken Co................................................  4,108     162,225
  #Titan International, Inc.................................  3,425      71,856
  *Titan Machinery, Inc.....................................  1,637      38,715
   Toro Co. (The)...........................................  1,210      51,086
   Towers Watson & Co.......................................  2,100     112,791
  *TransDigm Group, Inc.....................................    520      69,269
  *TRC Cos., Inc............................................  1,036       7,470
  *Trex Co., Inc............................................    818      28,581
  *Trimas Corp..............................................  2,617      65,634
   Trinity Industries, Inc..................................  5,239     163,876
   Triumph Group, Inc.......................................  4,187     273,914
  *TrueBlue, Inc............................................  3,302      43,091
  *Tutor Perini Corp........................................  1,941      19,682
  #Twin Disc, Inc...........................................    700      10,612
   Tyco International, Ltd.................................. 11,388     305,996
  *Ultralife Corp...........................................    900       2,763
   UniFirst Corp............................................  1,205      83,832
   Union Pacific Corp.......................................  9,545   1,174,321
 #*United Continental Holdings, Inc......................... 11,467     220,281
   United Parcel Service, Inc. Class B......................  3,700     271,025
  *United Rentals, Inc......................................  2,813     114,377
   United Stationers, Inc...................................  2,703      78,441
   United Technologies Corp.................................  5,775     451,374
   Universal Forest Products, Inc...........................  1,415      54,478
   Universal Truckload Services, Inc........................  1,125      17,820
   URS Corp.................................................  5,369     179,754
 #*US Airways Group, Inc.................................... 14,497     176,573
   US Ecology, Inc..........................................  2,010      47,697
  *USA Truck, Inc...........................................    505       1,439
 #*USG Corp.................................................  4,037     107,828
   UTi Worldwide, Inc.......................................  7,517     104,411
   Valmont Industries, Inc..................................  1,527     206,298
  *Verisk Analytics, Inc. Class A...........................  2,060     105,060
   Viad Corp................................................  1,848      39,196
  *Vicor Corp...............................................  1,600      10,208
   W.W. Grainger, Inc.......................................    383      77,140
  *WABCO Holdings, Inc......................................  1,400      81,998
   Wabtec Corp..............................................  1,650     135,135
 #*Waste Connections, Inc...................................  5,342     175,378
   Waste Management, Inc....................................  5,808     190,154
  #Watsco, Inc..............................................  1,518     103,755
   Watts Water Technologies, Inc. Class A...................  2,637     106,087
  #Werner Enterprises, Inc..................................  6,057     140,280
  *WESCO International, Inc.................................  3,600     233,568
  *Willis Lease Finance Corp................................    400       5,688
   Woodward, Inc............................................  3,525     118,088
 #*XPO Logistics, Inc.......................................    750      10,298
   Xylem, Inc...............................................  6,640     161,086
                                                                    -----------
Total Industrials...........................................         35,196,500
                                                                    -----------
Information Technology -- (13.5%)
 #*3D Systems Corp..........................................  1,865      81,128
  *Accelrys, Inc............................................  4,544      40,669
   Accenture P.L.C. Class A.................................  3,300     222,453
  *ACI Worldwide, Inc.......................................  1,500      58,650
   Activision Blizzard, Inc................................. 12,230     133,185
  *Actuate Corp.............................................  5,500      29,315
  *Acxiom Corp..............................................  7,604     138,773

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Information Technology -- (Continued)
  *Adobe Systems, Inc........................................  6,237 $  212,058
  #ADTRAN, Inc...............................................  3,600     60,804
  *Advanced Energy Industries, Inc...........................  3,977     46,968
 #*Advanced Micro Devices, Inc............................... 23,180     47,519
  *Advent Software, Inc......................................  3,210     69,657
  *Agilysys, Inc.............................................  1,500     12,255
  *Akamai Technologies, Inc..................................  6,187    235,044
 #*Alliance Data Systems Corp................................    700    100,135
  *Alpha & Omega Semiconductor, Ltd..........................  1,573     13,402
   Altera Corp...............................................  1,414     43,099
   Amdocs, Ltd...............................................  5,000    165,350
   American Software, Inc. Class A...........................  1,755     14,373
 #*Amkor Technology, Inc..................................... 10,538     45,524
   Amphenol Corp. Class A....................................  1,800    108,234
  *Amtech Systems, Inc.......................................    400      1,288
   Analog Devices, Inc.......................................  3,000    117,330
  *Anaren, Inc...............................................  1,065     19,202
 #*Ancestry.com, Inc.........................................  3,088     97,581
   Anixter International, Inc................................  2,263    132,657
 #*ANSYS, Inc................................................  1,000     70,880
  *AOL, Inc..................................................  7,808    268,049
   Apple, Inc................................................  4,833  2,876,118
   Applied Materials, Inc.................................... 34,585    366,601
  *Applied Micro Circuits Corp...............................  4,972     28,838
  *Arris Group, Inc.......................................... 10,814    148,584
  *Arrow Electronics, Inc....................................  4,992    175,868
 #*Aruba Networks, Inc.......................................  1,700     30,889
  *AsiaInfo-Linkage, Inc.....................................  2,500     25,000
  *Aspen Technology, Inc.....................................  1,480     36,674
  *Atmel Corp................................................  3,700     17,260
  *ATMI, Inc.................................................  2,318     45,780
  *Autodesk, Inc.............................................  2,600     82,784
   Automatic Data Processing, Inc............................  3,358    194,059
   Avago Technologies, Ltd...................................  2,800     92,484
  *Aviat Networks, Inc.......................................  3,735      8,516
  *Avid Technology, Inc......................................  2,744     16,107
  *Avnet, Inc................................................  5,595    160,297
   AVX Corp..................................................  6,101     60,034
  *AXT, Inc..................................................  2,400      7,704
   Badger Meter, Inc.........................................  1,600     68,544
   Bel Fuse, Inc. Class B....................................    700     11,592
  *Benchmark Electronics, Inc................................  4,214     62,451
   Black Box Corp............................................  1,262     27,663
   Blackbaud, Inc............................................  1,250     29,712
  *Blucora, Inc..............................................  3,873     67,971
  *BMC Software, Inc.........................................  1,920     78,144
 #*Booz Allen Hamilton Holding Corp..........................  5,025     67,234
  *Bottomline Technologies, Inc..............................  2,200     51,480
   Broadcom Corp. Class A....................................  5,727    180,601
   Broadridge Financial Solutions, Inc.......................  4,300     98,685
 #*BroadVision, Inc..........................................    200      1,588
  *Brocade Communications Systems, Inc....................... 31,640    167,692
   Brooks Automation, Inc....................................  4,584     33,096
  *Bsquare Corp..............................................    500      1,475
  *BTU International, Inc....................................    400        780
   CA, Inc...................................................  6,755    152,123
   Cabot Microelectronics Corp...............................  1,702     50,720
  *CACI International, Inc. Class A..........................  2,418    121,940
 #*Cadence Design Systems, Inc...............................  6,300     79,758
  *CalAmp Corp...............................................  1,600     14,208
 #*Calix, Inc................................................  1,990     13,233

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
 #*Callidus Software, Inc......................................  1,300 $  6,032
  *Cardtronics, Inc............................................  2,200   62,502
  *Cascade Microtech, Inc......................................    700    3,675
   Cass Information Systems, Inc...............................    797   33,450
  *CEVA, Inc...................................................  1,230   18,634
  *Checkpoint Systems, Inc.....................................  2,300   18,676
  *CIBER, Inc..................................................  4,882   15,232
  *Cirrus Logic, Inc...........................................  3,500  142,660
  *Cisco Systems, Inc.......................................... 38,392  658,039
  *Citrix Systems, Inc.........................................    900   55,629
  *Clearfield, Inc.............................................    600    3,000
  #Cognex Corp.................................................  2,558   93,265
  *Cognizant Technology Solutions Corp. Class A................  1,100   73,315
  *Coherent, Inc...............................................  1,788   81,622
   Cohu, Inc...................................................  1,699   14,951
   Communications Systems, Inc.................................    400    4,144
 #*CommVault Systems, Inc......................................    924   57,722
   Computer Sciences Corp......................................  5,472  166,622
  *Computer Task Group, Inc....................................  1,368   25,513
  *Compuware Corp.............................................. 18,039  156,218
  *comScore, Inc...............................................    568    8,049
   Comtech Telecommunications Corp.............................  1,300   32,721
 #*Concur Technologies, Inc....................................  1,241   82,191
   Concurrent Computer Corp....................................    100      523
 #*Constant Contact, Inc.......................................    710    8,761
   Convergys Corp.............................................. 11,888  199,837
  *CoreLogic, Inc..............................................  7,508  178,690
  *CoStar Group, Inc...........................................    766   63,501
  *Cray, Inc...................................................  4,033   49,082
 #*Cree, Inc...................................................  9,729  295,081
   Crexendo, Inc...............................................    100      230
  *CSG Systems International, Inc..............................  2,809   57,893
   CTS Corp....................................................  1,493   12,362
  *Cymer, Inc..................................................  3,336  265,846
   Cypress Semiconductor Corp..................................  2,400   23,784
   Daktronics, Inc.............................................  2,912   25,538
  *Datalink Corp...............................................  1,194    9,719
  *DealerTrack Holdings, Inc...................................  3,932  107,462
   Dell, Inc................................................... 10,202   94,164
 #*Demand Media, Inc...........................................  3,316   28,285
  *Dice Holdings, Inc..........................................  4,814   42,508
   Diebold, Inc................................................  3,600  107,100
  *Digi International, Inc.....................................  1,926   18,143
   Digimarc Corp...............................................    400    7,856
  *Digital River, Inc..........................................  1,764   25,296
  *Diodes, Inc.................................................  2,233   33,852
 #*Dolby Laboratories, Inc. Class A............................  3,296  104,121
  *Dot Hill Systems Corp.......................................    817      792
  *DSP Group, Inc..............................................  1,882   10,351
   DST Systems, Inc............................................  2,528  144,197
  *DTS, Inc....................................................  1,197   25,113
  *Dynamics Research Corp......................................    600    3,870
   EarthLink, Inc..............................................  8,263   52,387
  *eBay, Inc................................................... 10,200  492,558
  #Ebix, Inc...................................................  3,114   67,854
  *Echelon Corp................................................  1,167    3,863
  *EchoStar Corp. Class A......................................  3,256  103,411
   Electro Rent Corp...........................................  1,600   25,152
   Electro Scientific Industries, Inc..........................  1,665   17,782
  *Electronic Arts, Inc........................................  3,950   48,782
  *Electronics for Imaging, Inc................................  3,349   58,139

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Information Technology -- (Continued)
  *eMagin Corp...............................................    200 $      874
  *EMC Corp.................................................. 24,150    589,743
 #*EMCORE Corp...............................................  1,542      7,170
  *Emulex Corp...............................................  5,513     38,370
  *Entegris, Inc............................................. 12,044     98,881
  *Entropic Communications, Inc..............................  6,177     29,711
  *Envestnet, Inc............................................  1,539     21,515
   EPIQ Systems, Inc.........................................  2,540     31,013
  *ePlus, Inc................................................    624     22,320
  *Equinix, Inc..............................................  1,291    232,909
  *Euronet Worldwide, Inc....................................  3,099     62,879
  *Exar Corp.................................................  4,206     35,961
  *ExlService Holdings, Inc..................................  2,231     66,127
  *Extreme Networks..........................................  9,220     30,057
  *F5 Networks, Inc..........................................    800     65,984
  *Fabrinet..................................................  1,800     17,334
  #FactSet Research Systems, Inc.............................    434     39,299
   Fair Isaac Corp...........................................  2,730    127,218
  *Fairchild Semiconductor International, Inc................  9,975    117,306
  *FalconStor Software, Inc..................................  2,300      5,106
  *FARO Technologies, Inc....................................    900     36,180
   FEI Co....................................................  2,600    143,130
   Fidelity National Information Services, Inc............... 11,118    365,449
 #*Finisar Corp..............................................  4,800     55,296
 #*First Solar, Inc..........................................  3,202     77,841
  *Fiserv, Inc...............................................  5,016    375,899
  *FleetCor Technologies, Inc................................  1,366     64,762
  *FormFactor, Inc...........................................  3,515     16,028
   Forrester Research, Inc...................................  2,039     59,009
  *Fortinet, Inc.............................................  3,600     69,732
  *Frequency Electronics, Inc................................    400      3,356
 #*Gartner Group, Inc........................................  1,161     53,882
   Genpact, Ltd.............................................. 12,055    212,289
   Global Payments, Inc......................................  1,008     43,092
  *Globecomm Systems, Inc....................................  1,706     18,510
  *Google, Inc. Class A......................................  2,161  1,468,983
  *GSI Group, Inc............................................  2,146     16,674
  *GSI Technology, Inc.......................................  1,600      8,944
 #*GT Advanced Technologies, Inc.............................  5,500     23,870
  *Guidance Software, Inc....................................    500      6,090
  *Hackett Group, Inc. (The).................................  2,800     10,892
  *Harmonic, Inc.............................................  8,532     37,029
   Heartland Payment Systems, Inc............................  2,158     56,281
   Hewlett-Packard Co........................................ 27,973    387,426
 #*Hittite Microwave Corp....................................  1,971    111,637
  *I.D. Systems, Inc.........................................    100        525
   IAC/InterActiveCorp.......................................  5,080    245,618
  *Identive Group, Inc.......................................  2,492      2,990
  *IEC Electronics Corp......................................    450      3,249
  *iGATE Corp................................................  3,797     60,942
  *Imation Corp..............................................  1,900      8,683
  *Immersion Corp............................................  1,700      7,344
 #*Infinera Corp.............................................  6,587     32,408
  *Informatica Corp..........................................  1,169     31,727
  *Ingram Micro, Inc. Class A................................ 10,867    165,178
  *Innodata, Inc.............................................    700      2,513
  *Inphi Corp................................................  2,200     18,414
  *Insight Enterprises, Inc..................................  3,200     51,744
  *Integrated Device Technology, Inc......................... 10,425     56,712
  *Integrated Silicon Solution, Inc..........................  2,651     22,666
   Intel Corp................................................ 58,000  1,254,250

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Information Technology -- (Continued)
  *Interactive Intelligence Group, Inc.......................    300 $    9,513
  *Intermec, Inc.............................................  3,175     21,526
  *Internap Network Services Corp............................  4,800     32,880
   International Business Machines Corp......................  5,900  1,147,727
  *International Rectifier Corp..............................  3,559     55,129
   Intersil Corp. Class A....................................  8,110     57,176
  *Intevac, Inc..............................................  1,700      8,500
   Intuit, Inc...............................................  1,400     83,188
  *iPass, Inc................................................  2,100      4,074
 #*IPG Photonics Corp........................................  1,700     90,236
  *Itron, Inc................................................  3,565    146,379
  *Ixia......................................................  6,453     90,407
  *IXYS Corp.................................................  2,328     22,163
  #j2 Global, Inc............................................  3,925    117,907
   Jabil Circuit, Inc........................................  7,100    123,114
   Jack Henry & Associates, Inc..............................  5,004    190,152
  *JDA Software Group, Inc...................................  4,033    153,819
  *JDS Uniphase Corp......................................... 13,298    128,858
  *Juniper Networks, Inc.....................................  6,900    114,333
  *Kemet Corp................................................  1,223      5,552
  *Kenexa Corp...............................................  1,272     58,461
  *Key Tronic Corp...........................................    700      7,945
   Keynote Systems, Inc......................................  1,040     14,862
 #*KIT Digital, Inc..........................................  2,138      5,944
  #KLA-Tencor Corp...........................................  6,758    314,382
  *Kulicke & Soffa Industries, Inc...........................  7,630     78,284
  *KVH Industries, Inc.......................................    884     12,217
 #*Lam Research Corp.........................................  7,408    262,243
  *Lattice Semiconductor Corp................................  7,554     29,310
   Lender Processing Services, Inc...........................  2,850     68,714
  #Lexmark International, Inc. Class A.......................  4,290     91,205
  *Limelight Networks, Inc...................................  7,507     15,840
   Linear Technology Corp....................................  2,900     90,654
  *LinkedIn Corp. Class A....................................    700     74,851
  *Lionbridge Technologies, Inc..............................  3,066      9,719
 #*Liquidity Services, Inc...................................  1,501     61,886
   Littlefuse, Inc...........................................  2,023    108,433
  *LogMeIn, Inc..............................................    380      9,378
  *LoJack Corp...............................................  1,205      2,747
   Loral Space & Communications, Inc.........................    980     77,087
  *LSI Corp.................................................. 15,094    103,394
  *LTX-Credence Corp.........................................  3,103     17,284
  *Magnachip Semiconductor Corp..............................    947     10,654
  *Manhattan Associates, Inc.................................  1,000     60,000
   Marchex, Inc. Class B.....................................  1,400      5,726
  *Market Leader, Inc........................................    677      4,604
   Marvell Technology Group, Ltd............................. 17,297    136,473
   MasterCard, Inc. Class A..................................    500    230,465
 #*Mattersight Corp..........................................    151        835
   Maxim Integrated Products, Inc............................ 10,107    278,195
   MAXIMUS, Inc..............................................  1,600     88,288
  *MaxLinear, Inc. Class A...................................  1,000      5,680
  *Measurement Specialties, Inc..............................  1,165     37,991
  *MEMC Electronic Materials, Inc............................  3,200      8,064
  *MEMSIC, Inc...............................................  1,034      1,810
  *Mentor Graphics Corp......................................  9,565    148,449
  *Mercury Computer Systems, Inc.............................  2,009     16,464
   Mesa Laboratories, Inc....................................    256     12,485
   Methode Electronics, Inc..................................  3,800     38,456
   Micrel, Inc...............................................  5,240     50,776
  #Microchip Technology, Inc.................................  7,286    228,416

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Information Technology -- (Continued)
  *Micron Technology, Inc.................................... 37,461 $  203,226
 #*MICROS Systems, Inc.......................................    847     38,445
  *Microsemi Corp............................................  7,590    145,728
   Microsoft Corp............................................ 52,298  1,492,323
 #*Mindspeed Technologies, Inc...............................  2,100      7,161
  *MIPS Technologies, Inc....................................  3,404     23,794
   MKS Instruments, Inc......................................  4,461    105,413
   MOCON, Inc................................................    400      6,052
  *ModusLink Global Solutions, Inc...........................  2,008      5,883
  #Molex, Inc................................................  3,631     94,297
   Molex, Inc. Class A.......................................  2,753     59,024
  *MoneyGram International, Inc..............................  1,187     18,446
  *Monolithic Power Systems, Inc.............................  3,036     58,989
   Monotype Imaging Holdings, Inc............................  3,218     49,268
 #*Monster Worldwide, Inc....................................  8,316     51,726
  *MoSys, Inc................................................  2,300      9,292
   Motorola Solutions, Inc...................................  2,008    103,773
  *Move, Inc.................................................  1,904     15,784
   MTS Systems Corp..........................................  1,100     55,451
  *Multi-Fineline Electronix, Inc............................  1,449     30,632
  *Nanometrics, Inc..........................................  1,500     20,640
  *NAPCO Security Technologies, Inc..........................    990      3,336
   National Instruments Corp.................................  4,156     97,915
  *NCI, Inc. Class A.........................................    397      2,231
  *NCR Corp..................................................  5,700    121,296
  *NetApp, Inc...............................................  2,450     65,905
 #*NETGEAR, Inc..............................................  3,272    116,189
  *NetScout Systems, Inc.....................................  2,877     71,148
 #*NetSuite, Inc.............................................  1,250     79,388
  *NeuStar, Inc. Class A.....................................  2,300     84,157
  *Newport Corp..............................................  2,772     29,993
   NIC, Inc..................................................  1,550     22,165
  *Novatel Wireless, Inc.....................................  1,800      2,970
 #*Nuance Communications, Inc................................  7,400    164,724
  *NumereX Corp. Class A.....................................    800      9,184
  *NVIDIA Corp............................................... 13,035    156,029
  *Oclaro, Inc...............................................  4,670      9,200
  *Official Payments Holdings, Inc...........................    100        511
  *OmniVision Technologies, Inc..............................  3,593     51,380
  *ON Semiconductor Corp..................................... 17,175    105,626
  *Online Resources Corp.....................................  1,500      4,320
 #*OpenTable, Inc............................................    286     13,433
  *Oplink Communications, Inc................................  2,074     30,820
  #OPNET Technologies, Inc...................................  1,138     48,285
   Oracle Corp............................................... 20,651    641,214
  *OSI Systems, Inc..........................................  1,800    142,650
  *PAR Technology Corp.......................................    700      3,745
  *Parametric Technology Corp................................  5,400    108,972
   Park Electrochemical Corp.................................  1,965     48,771
  #Paychex, Inc..............................................  2,300     74,589
   PC Connection, Inc........................................  1,700     17,493
  *PC Mall, Inc..............................................    700      4,452
   PC-Tel, Inc...............................................    700      4,564
  *PDF Solutions, Inc........................................  1,700     22,508
  *Perceptron, Inc...........................................    300      1,584
  *Perficient, Inc...........................................  3,179     36,145
  *Pericom Semiconductor Corp................................  1,840     14,223
  *Pervasive Software, Inc...................................    800      6,864
  *Photronics, Inc...........................................  6,520     31,883
  *Pixelworks, Inc...........................................    300        699
  *Planar Systems, Inc.......................................    131        173

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
   Plantronics, Inc............................................  3,700 $120,028
  *Plexus Corp.................................................  2,684   72,226
  *PLX Technology, Inc.........................................  3,500   15,155
  *PMC-Sierra, Inc............................................. 15,587   72,947
 #*Polycom, Inc................................................  2,959   29,649
   Power Integrations, Inc.....................................  3,081   91,136
 #*Power-One, Inc.............................................. 10,374   41,807
  *PRGX Global, Inc............................................  2,000   15,640
  *Progress Software Corp......................................  4,275   84,303
  *PROS Holdings, Inc..........................................    933   18,035
   Pulse Electronics Corp......................................  1,100      605
   QAD, Inc. Class A...........................................    697    8,524
   QAD, Inc. Class B...........................................    160    1,920
  *QLogic Corp.................................................  6,817   63,943
   QUALCOMM, Inc............................................... 11,854  694,348
  *Quantum Corp................................................  4,896    5,141
 #*QuinStreet, Inc.............................................  2,573   15,747
  *Rackspace Hosting, Inc......................................  1,600  101,904
  *Radisys Corp................................................  1,829    5,194
 #*RealD, Inc..................................................  3,135   29,312
  *RealNetworks, Inc...........................................  2,452   18,562
  *Red Hat, Inc................................................  2,426  119,286
  *Reis, Inc...................................................    600    7,017
  *Responsys, Inc..............................................    979    8,752
  *RF Micro Devices, Inc....................................... 14,695   64,805
   Richardson Electronics, Ltd.................................    900   10,485
   Rimage Corp.................................................    800    4,784
 #*Riverbed Technology, Inc....................................  1,400   25,858
  *Rofin-Sinar Technologies, Inc...............................  1,841   33,525
  *Rogers Corp.................................................  1,200   47,292
 #*Rosetta Stone, Inc..........................................  1,595   18,677
  *Rovi Corp...................................................  1,300   17,589
 #*Rubicon Technology, Inc.....................................  1,694   14,721
  *Rudolph Technologies, Inc...................................  2,408   22,900
  *Saba Software, Inc..........................................  1,400   14,112
  *SAIC, Inc................................................... 10,400  114,296
 #*Salesforce.com, Inc.........................................    600   87,588
  *Sandisk Corp................................................  4,900  204,624
  *Sanmina-SCI Corp............................................  4,208   37,409
  *Sapient Corp................................................  4,482   46,075
  *ScanSource, Inc.............................................  1,900   55,575
  *SeaChange International, Inc................................  3,525   31,901
   Seagate Technology.......................................... 11,400  311,448
 #*Semtech Corp................................................  6,184  154,414
  *ShoreTel, Inc...............................................  2,000    8,860
  *Sigma Designs, Inc..........................................  2,476   14,707
 #*Silicon Graphics International Corp.........................  3,567   27,537
  *Silicon Image, Inc..........................................  4,400   19,360
  *Silicon Laboratories, Inc...................................  3,926  158,689
 #*Skyworks Solutions, Inc.....................................  1,992   46,613
  *Smith Micro Software, Inc...................................  2,100    2,625
  *SMTC Corp...................................................  1,100    3,080
  *SolarWinds, Inc.............................................  1,900   96,121
  #Solera Holdings, Inc........................................  1,000   46,810
 #*Sourcefire, Inc.............................................    500   21,395
  *Spansion, Inc. Class A......................................  5,831   64,666
 #*Spark Networks, Inc.........................................  1,000    6,560
  *SS&C Technologies Holdings, Inc.............................  6,300  151,389
  *Stamps.com, Inc.............................................    746   20,530
  *StarTek, Inc................................................    700    2,030
 #*STEC, Inc...................................................  3,428   20,122

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
 #*Stratasys, Inc..............................................    400 $ 26,668
  *Super Micro Computer, Inc...................................  2,560   20,250
  *Supertex, Inc...............................................    628   12,001
  *Support.com, Inc............................................  2,850   13,224
  *Sycamore Networks, Inc......................................  1,744   10,080
  *Symantec Corp...............................................  5,002   90,986
  *Symmetricom, Inc............................................  3,136   19,286
 #*Synaptics, Inc..............................................  2,000   46,320
  *SYNNEX Corp.................................................  2,780   90,044
  *Synopsys, Inc...............................................  5,017  161,547
   Syntel, Inc.................................................  1,200   71,532
  *Take-Two Interactive Software, Inc..........................  2,300   25,645
  *TE Connectivity, Ltd........................................  5,500  176,990
  *Tech Data Corp..............................................  3,121  138,292
  *TechTarget, Inc.............................................  2,212   10,573
  *TeleNav, Inc................................................  2,000   14,080
  *TeleTech Holdings, Inc......................................  3,253   54,781
   Tellabs, Inc................................................ 20,300   59,276
   Telular Corp................................................  1,709   17,073
  *Teradata Corp...............................................  1,850  126,374
  *Teradyne, Inc............................................... 12,646  184,885
   Tessco Technologies, Inc....................................    672   13,978
   Tessera Technologies, Inc...................................  4,270   60,506
  #Texas Instruments, Inc...................................... 13,140  369,103
  *TIBCO Software, Inc.........................................  1,804   45,479
  *TNS, Inc....................................................  1,234   17,671
   Total System Services, Inc..................................  2,141   48,151
  *Transact Technologies, Inc..................................    400    3,096
  *Trimble Navigation, Ltd.....................................  1,400   66,052
  *TriQuint Semiconductor, Inc.................................  8,373   39,353
  *TTM Technologies, Inc.......................................  2,400   21,600
  *Tyler Technologies, Inc.....................................  1,000   47,810
  *Ultimate Software Group, Inc................................    591   59,904
  *Ultra Clean Holdings........................................  1,300    6,019
  *Ultratech, Inc..............................................  2,300   71,093
  *Unisys Corp.................................................  2,710   46,206
   United Online, Inc..........................................  9,058   48,551
  *Unwired Planet, Inc.........................................  2,994    4,222
  *ValueClick, Inc.............................................  3,867   64,463
 #*Veeco Instruments, Inc......................................  3,244   99,591
 #*VeriFone Systems, Inc.......................................  1,000   29,640
 #*Verint Systems, Inc.........................................  1,808   49,304
 #*VeriSign, Inc...............................................  1,864   69,098
 #*ViaSat, Inc.................................................  2,200   85,448
  *Viasystems Group, Inc.......................................    804   12,309
  *Virtusa Corp................................................  2,900   49,764
   Visa, Inc...................................................  6,550  908,878
 #*Vishay Intertechnology, Inc.................................  9,618   79,637
  *Vishay Precision Group, Inc.................................    793   10,349
 #*VistaPrint NV...............................................  1,685   51,342
 #*VMware, Inc. Class A........................................    400   33,908
  *Volterra Semiconductor Corp.................................  1,519   27,600
   Wayside Technology Group, Inc...............................    200    2,476
  *Web.com Group, Inc..........................................  3,510   55,388
 #*WebMD Health Corp...........................................    460    6,859
  *Websense, Inc...............................................  1,414   18,693
  *Westell Technologies, Inc. Class A..........................  2,172    4,431
   Western Digital Corp........................................ 11,837  405,181
   Western Union Co. (The).....................................  3,390   43,053
  *WEX, Inc....................................................  1,336   98,570
   Xerox Corp.................................................. 69,681  448,746

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Information Technology -- (Continued)
   Xilinx, Inc..............................................  3,594 $   117,739
  *XO Group, Inc............................................  2,465      19,843
   Xyratex, Ltd.............................................  2,100      17,367
  *Yahoo!, Inc.............................................. 27,499     462,258
  *Zebra Technologies Corp. Class A.........................  3,700     132,941
  *Zix Corp.................................................  3,419       9,915
  *Zygo Corp................................................  1,500      27,930
                                                                    -----------
Total Information Technology................................         40,273,797
                                                                    -----------
Materials -- (5.3%)
   A. Schulman, Inc.........................................  2,565      65,818
  *A.M. Castle & Co.........................................  1,581      19,209
  *AEP Industries, Inc......................................    575      36,760
   Air Products & Chemicals, Inc............................  2,000     155,060
   Airgas, Inc..............................................  2,643     235,148
   Albemarle Corp...........................................  1,400      77,154
  #Alcoa, Inc............................................... 49,187     421,533
   Allegheny Technologies, Inc..............................  2,850      75,097
  *Allied Nevada Gold Corp..................................  1,571      58,001
  #AMCOL International Corp.................................  2,585      81,634
  *American Pacific Corp....................................    300       3,966
   American Vanguard Corp...................................  2,538      90,683
   AptarGroup, Inc..........................................  4,652     238,555
  *Arabian American Development Co..........................  1,000       8,540
   Ashland, Inc.............................................  3,698     263,113
   Ball Corp................................................  1,870      80,092
   Bemis Co., Inc...........................................  8,616     284,759
   Boise, Inc............................................... 10,401      87,264
   Buckeye Technologies, Inc................................  3,715      97,333
   Cabot Corp...............................................  5,242     187,454
  *Calgon Carbon Corp.......................................  5,859      72,593
  #Carpenter Technology Corp................................  3,600     174,996
  *Century Aluminum Co......................................  5,300      37,895
   CF Industries Holdings, Inc..............................  1,026     210,525
   Chase Corp...............................................    400       7,372
  *Chemtura Corp............................................  7,537     120,064
  *Clearwater Paper Corp....................................  1,919      75,877
  #Cliffs Natural Resources, Inc............................  1,900      68,913
  *Coeur d'Alene Mines Corp.................................  7,500     231,825
   Commercial Metals Co.....................................  9,672     133,087
  #Compass Minerals International, Inc......................  1,100      86,735
  *Contango ORE, Inc........................................     20         135
  *Core Molding Technologies, Inc...........................    283       1,987
  *Crown Holdings, Inc......................................  1,700      65,025
   Cytec Industries, Inc....................................  3,800     261,516
   Deltic Timber Corp.......................................    681      46,213
  #Domtar Corp..............................................  2,479     197,700
   Dow Chemical Co. (The)................................... 29,126     853,392
   E.I. du Pont de Nemours & Co.............................  6,400     284,928
   Eagle Materials, Inc.....................................  3,100     164,207
   Ecolab, Inc..............................................  1,956     136,138
  *Ferro Corp...............................................  1,600       4,208
 #*Flotek Industries, Inc...................................  1,900      21,109
   FMC Corp.................................................  1,800      96,336
   Freeport-McMoRan Copper & Gold, Inc......................  8,300     322,704
   Friedman Industries, Inc.................................    400       4,292
   FutureFuel Corp..........................................    543       6,402
 #*General Moly, Inc........................................  6,663      24,653
   Georgia Gulf Corp........................................  3,528     124,856
   Globe Specialty Metals, Inc..............................  5,904      88,737
 #*Golden Minerals Co.......................................    900       3,933

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Materials -- (Continued)
  *Graphic Packaging Holding Co................................ 26,080 $154,394
   Greif, Inc. Class A.........................................  1,400   58,744
   Greif, Inc. Class B.........................................    870   39,411
   H.B. Fuller Co..............................................  4,005  121,752
   Hawkins, Inc................................................    817   31,945
   Haynes International, Inc...................................    600   30,408
  *Headwaters, Inc.............................................  3,100   22,289
  #Hecla Mining Co............................................. 24,864  163,605
  *Horsehead Holding Corp......................................  3,150   28,508
   Huntsman Corp............................................... 20,429  307,252
   Innophos Holdings, Inc......................................  1,605   76,478
  *Innospec, Inc...............................................  1,900   61,522
   International Flavors & Fragrances, Inc.....................    900   58,158
   International Paper Co...................................... 11,602  415,700
 #*Intrepid Potash, Inc........................................  8,059  175,122
   Kaiser Aluminum Corp........................................  1,625   98,442
  *KapStone Paper & Packaging Corp.............................  4,431   97,349
   KMG Chemicals, Inc..........................................    783   13,374
   Koppers Holdings, Inc.......................................    800   28,560
  *Kraton Performance Polymers, Inc............................  1,406   30,679
  #Kronos Worldwide, Inc.......................................  1,652   22,054
  *Landec Corp.................................................  2,183   23,620
  *Louisiana-Pacific Corp...................................... 11,287  178,222
  *LSB Industries, Inc.........................................  1,100   44,297
  *LyondellBasell Industries NV Class A........................  4,082  217,938
  #Martin Marietta Materials, Inc..............................  2,100  172,851
   Materion Corp...............................................  1,400   29,330
 #*McEwen Mining, Inc..........................................  2,806   13,637
   MeadWestvaco Corp...........................................  7,186  213,352
  *Mercer International, Inc...................................  1,948   13,617
  *Metals USA Holdings Corp....................................  3,969   57,868
  #Minerals Technologies, Inc..................................  1,819  130,350
 #*Molycorp, Inc...............................................    470    4,888
  *Mosaic Co. (The)............................................  3,651  191,093
   Myers Industries, Inc.......................................  3,823   56,695
   Neenah Paper, Inc...........................................  1,808   46,827
   NewMarket Corp..............................................    300   81,393
  *Newmont Mining Corp.........................................  4,200  229,110
   Noranda Aluminum Holding Corp...............................  2,983   18,286
   Nucor Corp.................................................. 10,931  438,661
   Olin Corp...................................................  7,934  164,551
   Olympic Steel, Inc..........................................    600   10,800
  *OM Group, Inc...............................................  1,700   34,391
  *Omnova Solutions, Inc.......................................  5,202   40,784
  *Owens-Illinois, Inc.........................................  8,549  166,620
   P.H. Glatfelter Co..........................................  2,300   40,963
   Packaging Corp. of America..................................  5,569  196,419
  *Penford Corp................................................    590    4,543
   PolyOne Corp................................................  8,268  156,513
   PPG Industries, Inc.........................................    783   91,674
   Praxair, Inc................................................  1,500  159,315
   Quaker Chemical Corp........................................  1,000   52,990
   Reliance Steel & Aluminum Co................................  5,180  281,481
   Rock-Tenn Co. Class A.......................................  3,169  231,939
   Rockwood Holdings, Inc......................................  5,346  245,381
   Royal Gold, Inc.............................................  2,400  211,392
   RPM International, Inc......................................  7,569  201,790
  *RTI International Metals, Inc...............................  3,232   73,657
   Schnitzer Steel Industries, Inc. Class A....................  1,600   45,616
  #Scotts Miracle-Gro Co. Class A (The)........................  1,100   47,091
   Sealed Air Corp............................................. 10,201  165,460

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares    Value+
                                                           ------- -----------
Materials -- (Continued)
   Sensient Technologies Corp.............................   4,178 $   151,996
   Sherwin-Williams Co. (The).............................     900     128,322
   Silgan Holdings, Inc...................................   2,400     103,944
   Sonoco Products Co.....................................   7,042     219,217
  #Southern Copper Corp...................................     812      30,937
  *Spartech Corp..........................................   1,471      12,592
   Steel Dynamics, Inc....................................   9,541     120,694
   Stepan Co..............................................     826      79,131
 #*Stillwater Mining Co...................................   7,400      77,034
  *SunCoke Energy, Inc....................................   5,665      91,037
 #*Texas Industries, Inc..................................   2,279      98,293
  #Titanium Metals Corp...................................  14,458     169,303
  *United States Lime & Minerals, Inc.....................     400      17,524
  #United States Steel Corp...............................   7,188     146,563
  *Universal Stainless & Alloy Products, Inc..............     500      17,200
   Valspar Corp...........................................   4,201     235,382
   Vulcan Materials Co....................................   6,300     289,611
  #Walter Energy, Inc.....................................     550      19,228
   Wausau Paper Corp......................................   4,000      33,080
   Westlake Chemical Corp.................................   3,155     239,969
   Worthington Industries, Inc............................   7,591     164,117
  *WR Grace & Co..........................................     800      51,328
   Zep, Inc...............................................   1,294      18,543
  *Zoltek Cos., Inc.......................................   2,600      17,810
                                                                   -----------
Total Materials...........................................          15,849,532
                                                                   -----------
Other -- (0.0%)
 .*Gerber Scientific, Inc. Escrow Shares..................   1,200          --
                                                                   -----------
Telecommunication Services -- (3.3%)
   AT&T, Inc.............................................. 135,317   4,680,615
   Atlantic Tele-Network, Inc.............................   1,279      53,002
 #*Boingo Wireless, Inc...................................     638       4,670
  *Cbeyond, Inc...........................................   2,307      17,672
   CenturyLink, Inc.......................................  15,681     601,837
 #*Cincinnati Bell, Inc...................................  10,767      56,096
  #Consolidated Communications Holdings, Inc..............   2,448      37,797
  *Crown Castle International Corp........................   1,500     100,125
  #Frontier Communications Corp...........................  34,815     164,327
  *General Communications, Inc. Class A...................   4,100      35,834
   HickoryTech Corp.......................................   1,100      11,715
   IDT Corp. Class B......................................     901       9,118
  *Iridium Communications, Inc............................   4,837      35,745
 #*Leap Wireless International, Inc.......................   1,200       6,408
 #*Level 3 Communications, Inc............................   2,418      49,569
   Lumos Networks Corp....................................     900       7,083
  *MetroPCS Communications, Inc...........................  13,411     136,926
  *Neutral Tandem, Inc....................................   2,493      11,518
 #*NII Holdings, Inc......................................   4,601      36,670
   NTELOS Holdings Corp...................................     900      13,725
  *ORBCOMM, Inc...........................................   2,750       9,625
  *Premiere Global Services, Inc..........................   4,670      39,695
   Primus Telecommunications Group, Inc...................     936      13,694
 #*SBA Communications Corp................................   1,500      99,945
   Shenandoah Telecommunications Co.......................   1,444      22,700
  *Sprint Nextel Corp..................................... 134,400     744,576
   Telephone & Data Systems, Inc..........................   7,926     197,120
  *tw telecom, Inc........................................   3,350      85,324
  *United States Cellular Corp............................   1,270      46,977
   USA Mobility, Inc......................................   1,798      19,868
   Verizon Communications, Inc............................  51,307   2,290,344

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Telecommunication Services -- (Continued)
   Warwick Valley Telephone Co...............................    100 $    1,314
  #Windstream Corp........................................... 13,058    124,573
                                                                     ----------
Total Telecommunication Services.............................         9,766,207
                                                                     ----------
Utilities -- (2.4%)
  *AES Corp. (The)...........................................  7,991     83,506
   AGL Resources, Inc........................................  1,319     53,855
   ALLETE, Inc...............................................  2,800    116,536
   Alliant Energy Corp.......................................  1,247     55,741
   Ameren Corp...............................................  2,759     90,716
   American Electric Power Co., Inc..........................  2,911    129,365
   American States Water Co..................................  1,000     44,020
   American Water Works Co., Inc.............................  1,982     72,819
   Aqua America, Inc.........................................  3,100     78,709
   #Artesian Resources Corp. Class A.........................    400      9,204
   Atmos Energy Corp.........................................  2,552     91,795
   Avista Corp...............................................  3,522     89,529
   Black Hills Corp..........................................  2,500     89,425
 #*Cadiz, Inc................................................    300      2,580
   California Water Service Group............................  2,900     53,418
  *Calpine Corp.............................................. 17,760    312,576
   CenterPoint Energy, Inc...................................  4,900    106,183
   CH Energy Group, Inc......................................    700     45,521
   Chesapeake Utilities Corp.................................    500     23,485
   Cleco Corp................................................  2,072     89,407
   CMS Energy Corp...........................................  3,000     72,960
   Connecticut Water Services, Inc...........................    800     24,504
   Consolidated Edison, Inc..................................  1,705    102,948
   Consolidated Water Co., Ltd...............................    959      7,528
  #Delta Natural Gas Co., Inc................................     91      1,789
   Dominion Resources, Inc...................................  3,419    180,455
   DTE Energy Co.............................................  1,900    117,990
   Duke Energy Corp..........................................  3,657    240,228
   Edison International, Inc.................................  1,785     83,788
   El Paso Electric Co.......................................  2,700     91,773
   Empire District Electric Co. (The)........................  2,300     49,933
   Entergy Corp..............................................  1,000     72,580
   Exelon Corp...............................................  4,581    163,908
  #FirstEnergy Corp..........................................  2,500    114,300
   Gas Natural, Inc..........................................    700      6,986
   Genie Energy, Ltd. Class B................................  1,601     11,223
  *GenOn Energy, Inc......................................... 31,890     81,957
   Great Plains Energy, Inc..................................  3,500     78,540
   Hawaiian Electric Industries, Inc.........................  2,699     69,850
   IDACORP, Inc..............................................  1,400     62,608
  #Integrys Energy Group, Inc................................    900     48,636
   ITC Holdings Corp.........................................  1,630    129,781
   Laclede Group, Inc. (The).................................  1,200     49,968
   MDU Resources Group, Inc..................................  2,138     46,459
   MGE Energy, Inc...........................................  1,309     68,906
   Middlesex Water Co........................................    748     14,466
   National Fuel Gas Co......................................    800     42,160
  #New Jersey Resources Corp.................................  1,500     66,690
  #NextEra Energy, Inc.......................................  2,400    168,144
   NiSource, Inc.............................................  3,233     82,345
   Northeast Utilities, Inc..................................  2,456     96,521
   Northwest Natural Gas Co..................................  2,005     93,293
   NorthWestern Corp.........................................  2,582     92,461
  #NRG Energy, Inc........................................... 12,685    273,489
   NV Energy, Inc............................................  2,500     47,525
   OGE Energy Corp...........................................  1,000     57,580

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         Shares       Value+
                                                        ---------- ------------
Utilities -- (Continued)
   ONEOK, Inc..........................................      7,390 $    349,547
   Ormat Technologies, Inc.............................      2,600       49,478
   Otter Tail Corp.....................................      1,731       41,769
  #Pepco Holdings, Inc.................................      2,600       51,662
   PG&E Corp...........................................      2,467      104,897
  #Piedmont Natural Gas Co.............................      1,936       61,700
   Pinnacle West Capital Corp..........................      1,250       66,212
  #PNM Resources, Inc..................................      4,205       93,183
   Portland General Electric Co........................      2,400       65,760
   PPL Corp............................................      3,508      103,767
   Public Service Enterprise Group, Inc................      3,009       96,408
   Questar Corp........................................      5,947      120,367
   RGC Resources, Inc..................................        100        1,790
   SCANA Corp..........................................      1,500       73,620
   Sempra Energy.......................................      1,333       92,977
   SJW Corp............................................      1,148       27,828
   South Jersey Industries, Inc........................      1,445       73,103
   Southern Co. (The)..................................      5,258      246,285
   Southwest Gas Corp..................................      1,600       69,552
   TECO Energy, Inc....................................      5,300       94,711
   UGI Corp............................................      4,947      159,739
   UIL Holdings Corp...................................      2,040       73,787
   Unitil Corp.........................................        743       19,756
   UNS Energy Corp.....................................      2,244       95,684
   Vectren Corp........................................      2,548       75,344
  #Westar Energy, Inc..................................      2,993       88,892
   WGL Holdings, Inc...................................      1,414       56,235
   Wisconsin Energy Corp...............................      2,570       98,868
   Xcel Energy, Inc....................................      2,945       83,196
   York Water Co.......................................        462        8,025
                                                                   ------------
Total Utilities........................................               7,296,804
                                                                   ------------
TOTAL COMMON STOCKS....................................             267,821,592
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
 .*CVR Energy, Inc. Contingent Value Rights............      4,700           --
  *FieldPoint Petroleum Corp. Warrants 03/23/17........        100          104
                                                                   ------------
TOTAL RIGHTS/WARRANTS..................................                     104
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares...................    575,103      575,103
                                                                   ------------

                                                         Shares/
                                                          Face
                                                         Amount
                                                          (000)
                                                        ----------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund.....................  2,581,952   29,873,188
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.30%, 11/01/12 (Collateralized by
     $103,003 FNMA, rates ranging from 2.500% to
     5.500%, maturities ranging from 10/01/22 to
     07/01/42, valued at $103,313) to be repurchased
     at $100,001....................................... $      100      100,000
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              29,973,188
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $264,574,177)..................................            $298,369,987
                                                                   ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                Shares  Value+
                                                                ------ --------
COMMON STOCKS -- (91.6%)
Consumer Discretionary -- (12.6%)
  *1-800-FLOWERS.COM, Inc. Class A.............................   900  $  3,267
   A.H. Belo Corp. Class A.....................................   200     1,000
   Aaron's, Inc................................................ 1,700    52,411
   Abercrombie & Fitch Co. Class A............................. 1,100    33,638
   Advance Auto Parts, Inc.....................................   400    28,376
  *AFC Enterprises, Inc........................................   127     3,216
  *Amazon.com, Inc............................................. 2,800   651,896
  *AMC Networks, Inc. Class A.................................. 1,297    60,596
  *American Apparel, Inc....................................... 1,450     1,537
   American Eagle Outfitters, Inc.............................. 4,631    96,649
  *American Public Education, Inc..............................   300    10,929
  *America's Car-Mart, Inc.....................................   200     8,372
   Ameristar Casinos, Inc......................................   434     7,920
  *ANN, Inc.................................................... 1,272    44,724
  *Apollo Group, Inc. Class A.................................. 1,100    22,088
   Arbitron, Inc...............................................   600    21,816
  *Arctic Cat, Inc.............................................   500    18,135
  *Asbury Automotive Group, Inc................................   500    15,860
  *Ascena Retail Group, Inc.................................... 2,600    51,480
  *Ascent Capital Group, Inc. Class A..........................   600    35,670
  #Autoliv, Inc................................................ 2,197   126,547
 #*AutoNation, Inc............................................. 2,800   124,320
 #*Bally Technologies, Inc.....................................   200     9,984
  *Barnes & Noble, Inc.........................................   700    11,788
   Bassett Furniture Industries, Inc...........................   500     5,735
   bebe stores, Inc............................................ 1,927     7,804
  *Bed Bath & Beyond, Inc......................................   600    34,608
   Belo Corp. Class A.......................................... 3,822    28,589
  #Best Buy Co., Inc........................................... 9,747   148,252
   Big 5 Sporting Goods Corp...................................   421     3,760
 #*Big Lots, Inc............................................... 2,700    78,651
 #*BJ's Restaurants, Inc.......................................   200     6,610
  #Blyth, Inc..................................................   400     9,136
   Bob Evans Farms, Inc........................................   500    19,035
  *Books-A-Million, Inc........................................   300       885
 #*BorgWarner, Inc............................................. 2,900   190,878
 #*Bridgepoint Education, Inc.................................. 1,198    11,980
   Brinker International, Inc..................................   500    15,400
  *Brookfield Residential Properties, Inc......................   688    11,902
   Brunswick Corp.............................................. 1,365    32,200
  #Buckle, Inc. (The)..........................................   733    33,110
 #*Buffalo Wild Wings, Inc.....................................   200    15,190
  *Build-A-Bear Workshop, Inc..................................   500     1,795
  *Cabela's, Inc............................................... 1,600    71,696
  *Cache, Inc..................................................   200       550
   Callaway Golf Co............................................ 2,754    15,037
  *Cambium Learning Group, Inc.................................   900       819
  *Capella Education Co........................................   200     6,244
  *Caribou Coffee Co., Inc.....................................   600     7,182
 #*CarMax, Inc................................................. 3,498   118,058
  *Carmike Cinemas, Inc........................................   400     5,448
   Carriage Services, Inc......................................    30       319
  *Carrols Restaurant Group, Inc...............................   100       642
  *Carter's, Inc............................................... 1,900   102,714
  *Casual Male Retail Group, Inc...............................   900     3,474
   Cato Corp. Class A (The)....................................   520    14,758
  *Cavco Industries, Inc.......................................   300    14,502
   CBS Corp. Class A...........................................   300     9,750

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
   CBS Corp. Class B.........................................  5,410 $  175,284
   CEC Entertainment, Inc....................................    200      6,200
 #*Central European Media Enterprises, Ltd. Class A..........  2,152     11,535
  *Charter Communications, Inc. Class A......................    513     39,711
  #Cheesecake Factory, Inc. (The)............................    600     19,836
   Chico's FAS, Inc..........................................  5,413    100,682
  *Children's Place Retail Stores, Inc. (The)................    400     23,372
  *Chipotle Mexican Grill, Inc...............................    200     50,906
   Choice Hotels International, Inc..........................    800     25,032
   Christopher & Banks Corp..................................    600      1,872
   Churchill Downs, Inc......................................    195     12,739
  #Cinemark Holdings, Inc....................................  4,200    103,698
  *Citi Trends, Inc..........................................    400      4,912
  *Clear Channel Outdoor Holdings, Inc. Class A..............    800      5,328
   Coach, Inc................................................  1,500     84,075
 #*Coinstar, Inc.............................................    300     14,082
 #*Coldwater Creek, Inc......................................    290      1,204
   Collectors Universe, Inc..................................    299      3,588
  #Columbia Sportswear Co....................................  1,300     73,320
   Comcast Corp. Class A..................................... 30,028  1,126,350
   Comcast Corp. Special Class A.............................  7,800    284,232
  *Conn's, Inc...............................................    765     19,377
   Cooper Tire & Rubber Co...................................    772     15,540
   Core-Mark Holding Co., Inc................................    250     11,968
   Cracker Barrel Old Country Store, Inc.....................    236     15,021
  *Crocs, Inc................................................  2,687     33,856
   CSS Industries, Inc.......................................    242      4,864
   CTC Media, Inc............................................  2,431     20,396
   Culp, Inc.................................................    400      5,056
  *Cumulus Media, Inc. Class A...............................  1,098      2,701
   D.R. Horton, Inc.......................................... 11,461    240,223
   Dana Holding Corp.........................................  1,977     26,017
   Darden Restaurants, Inc...................................  2,100    110,502
 #*Deckers Outdoor Corp......................................  1,100     31,493
  *dELiA*s, Inc..............................................    400        528
  *Delta Apparel, Inc........................................    231      3,497
   Destination Maternity Corp................................    400      7,584
  #Dick's Sporting Goods, Inc................................    600     30,000
   Dillard's, Inc. Class A...................................  1,493    114,961
  *DineEquity, Inc...........................................    300     18,810
  *DIRECTV...................................................  4,385    224,117
  *Discovery Communications, Inc. Class A....................  1,400     82,628
  *Discovery Communications, Inc. Class C....................  2,074    113,614
   DISH Network Corp. Class A................................  1,900     67,697
  *Dollar General Corp.......................................  1,100     53,482
  *Dollar Tree, Inc..........................................  2,400     95,688
   Domino's Pizza, Inc.......................................    700     28,434
  *Dorman Products, Inc......................................    526     16,069
 #*DreamWorks Animation SKG, Inc. Class A....................  2,702     55,040
  *Drew Industries, Inc......................................    400     12,668
   DSW, Inc. Class A.........................................  1,035     64,781
 #*Dunkin' Brands Group, Inc.................................  2,900     89,900
  *E.W. Scripps Co. Class A (The)............................  1,807     19,172
 #*Education Management Corp.................................     49        156
   Einstein Noah Restaurant Group, Inc.......................    414      6,388
  *Emerson Radio Corp........................................    900      1,530
  *Entercom Communications Corp. Class A.....................  1,037      6,751
  #Ethan Allen Interiors, Inc................................    636     18,705
  #Expedia, Inc..............................................  1,582     93,575
  *Express, Inc..............................................    759      8,448
  #Family Dollar Stores, Inc.................................  1,000     65,960

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Consumer Discretionary -- (Continued)
  *Federal-Mogul Corp..........................................  2,329 $ 17,561
  *Fiesta Restaurant Group, Inc................................    100    1,322
   Finish Line, Inc. Class A (The).............................  1,000   20,805
  *Fisher Communications, Inc..................................    400   10,096
   Foot Locker, Inc............................................  4,651  155,808
   Ford Motor Co............................................... 28,200  314,712
  *Fossil, Inc.................................................  1,049   91,368
   Fred's, Inc. Class A........................................    800   10,840
  *Furniture Brands International, Inc.........................    400      608
  *Gaiam, Inc. Class A.........................................    700    2,303
   Gaming Partners International Corp..........................    100      625
   Gannett Co., Inc............................................  7,622  128,812
   Gap, Inc. (The).............................................  7,581  270,793
  #Garmin, Ltd.................................................  3,700  140,563
  *Geeknet, Inc................................................     50      908
  *General Motors Co...........................................  9,119  232,534
  *Genesco, Inc................................................    400   22,920
  #Gentex Corp.................................................  2,500   43,050
  *Gentherm, Inc...............................................    600    7,212
  *G-III Apparel Group, Ltd....................................    713   26,352
  *Global Sources, Ltd.........................................    569    3,255
  #GNC Holdings, Inc. Class A..................................    557   21,539
  *Goodyear Tire & Rubber Co. (The)............................  3,100   35,371
  *Gordmans Stores, Inc........................................    317    4,774
  *Grand Canyon Education, Inc.................................    503   10,945
  #Group 1 Automotive, Inc.....................................    600   37,206
   Guess?, Inc.................................................  1,314   32,561
   H&R Block, Inc..............................................    800   14,160
 #*Hanesbrands, Inc............................................  3,573  119,588
   Harley-Davidson, Inc........................................  2,281  106,660
   Harman International Industries, Inc........................    976   40,924
   Harte-Hanks, Inc............................................  1,956   10,895
  #Hasbro, Inc.................................................  2,000   71,980
   Haverty Furniture Cos., Inc.................................    300    4,503
  *Heelys, Inc.................................................    400      908
  *Helen of Troy, Ltd..........................................  1,046   31,610
 #*Hibbett Sports, Inc.........................................    200   10,798
   Hillenbrand, Inc............................................    531   10,870
 #*HomeAway, Inc...............................................     11      283
   Hooker Furniture Corp.......................................    300    4,092
   Hot Topic, Inc..............................................    800    6,880
   HSN, Inc....................................................  1,155   60,083
  *Hyatt Hotels Corp. Class A..................................    752   27,448
  *Iconix Brand Group, Inc.....................................  2,800   51,828
   International Speedway Corp. Class A........................    400   10,200
   Interpublic Group of Cos., Inc. (The).......................  8,900   89,890
  #Interval Leisure Group, Inc.................................    671   12,789
  *iRobot Corp.................................................    463    8,320
 #*ITT Educational Services, Inc...............................    500   10,745
  #J.C. Penney Co., Inc........................................  8,024  192,656
  *Jack in the Box, Inc........................................    460   11,965
  #JAKKS Pacific, Inc..........................................    496    6,403
   Jarden Corp.................................................    500   24,900
  *Johnson Controls, Inc.......................................  8,800  226,600
   Jones Group, Inc. (The).....................................  3,618   42,729
  *Jos. A. Bank Clothiers, Inc.................................    600   28,074
  *Journal Communications, Inc. Class A........................  1,300    7,293
  #KB Home.....................................................  3,690   58,966
  *Kid Brands, Inc.............................................    500      905
  *Kirkland's, Inc.............................................    500    4,795
  *Kohl's Corp.................................................  5,781  308,012

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Consumer Discretionary -- (Continued)
 #*K-Swiss, Inc. Class A.......................................    328 $    748
 #*Lamar Advertising Co. Class A...............................  2,446   96,006
   Las Vegas Sands Corp........................................  2,851  132,400
  *La-Z-Boy, Inc...............................................  1,700   27,574
  *LeapFrog Enterprises, Inc...................................  1,600   14,144
   Lear Corp...................................................  1,813   77,234
  *Lee Enterprises, Inc........................................  1,000    1,480
   Leggett & Platt, Inc........................................  5,817  154,325
  #Lennar Corp. Class A........................................  5,400  202,338
   Lennar Corp. Class B Voting.................................  1,600   45,408
  *Libbey, Inc.................................................    300    5,385
  *Liberty Global, Inc. Class A................................  1,807  108,474
  *Liberty Global, Inc. Class C................................  2,901  163,297
  *Liberty Interactive Corp. Class A........................... 12,977  259,540
  *Liberty Media Corp. - Liberty Capital Class A...............  4,634  517,511
  *Liberty Media Corp. - Liberty Capital Class B...............     17    1,856
  *Liberty Ventures Series A...................................    774   44,048
 #*Life Time Fitness, Inc......................................    700   31,423
   Lifetime Brands, Inc........................................    500    5,550
   Limited Brands, Inc.........................................  4,900  234,661
  *LIN TV Corp. Class A........................................    400    2,244
 #*Lions Gate Entertainment Corp...............................     72    1,201
   Lithia Motors, Inc. Class A.................................    600   20,520
  *Live Nation Entertainment, Inc..............................  8,392   76,787
  *LKQ Corp....................................................  8,810  184,041
 #*LodgeNet Interactive Corp...................................    600      264
   Lowe's Cos., Inc............................................ 12,513  405,171
 #*Lululemon Athletica, Inc....................................  1,320   91,093
  *Lumber Liquidators Holdings, Inc............................    394   21,993
  *M/I Homes, Inc..............................................    500   11,125
   Mac-Gray Corp...............................................    400    5,200
   Macy's, Inc.................................................  9,700  369,279
  *Madison Square Garden Co. Class A (The).....................  2,336   96,150
  *Maidenform Brands, Inc......................................    723   13,527
   Marcus Corp.................................................    300    3,270
   Marine Products Corp........................................    700    4,151
  *MarineMax, Inc..............................................    700    5,761
  #Marriott International, Inc.................................  6,225  227,088
  *Marriott Vacations Worldwide Corp...........................    324   12,746
  *Martha Stewart Living Omnimedia Class A.....................    700    2,023
   Mattel, Inc.................................................  4,087  150,320
   McDonald's Corp.............................................  4,200  364,560
   McGraw-Hill Cos., Inc. (The)................................  3,314  183,198
   MDC Holdings, Inc...........................................    618   23,632
 #*Media General, Inc. Class A.................................    600    2,520
   Men's Wearhouse, Inc. (The).................................  2,100   68,859
  #Meredith Corp...............................................  1,642   54,958
  *Meritage Homes Corp.........................................  1,100   40,678
  *MGM Resorts International................................... 14,857  153,176
  *Mohawk Industries, Inc......................................  3,800  317,186
  #Monro Muffler Brake, Inc....................................    581   19,708
  #Morningstar, Inc............................................  1,463   92,140
 #*Motorcar Parts of America, Inc..............................    440    2,068
   Movado Group, Inc...........................................    605   19,172
   NACCO Industries, Inc. Class A..............................    300   15,192
  *Nathan's Famous, Inc........................................    200    5,542
   National CineMedia, Inc.....................................  1,717   26,545
  *Nautilus, Inc...............................................    296      832
  *Navarre Corp................................................    595    1,006
 #*Netflix, Inc................................................    400   31,636
  *New York & Co., Inc.........................................  1,300    4,381

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Consumer Discretionary -- (Continued)
  *New York Times Co. Class A (The)............................  6,900 $ 56,442
   Newell Rubbermaid, Inc......................................  4,278   88,298
   News Corp. Class A.......................................... 30,924  739,702
   News Corp. Class B..........................................  8,700  211,932
  *Nexstar Broadcasting Group, Inc. Class A....................    500    5,435
   NIKE, Inc. Class B..........................................  4,786  437,345
   Nordstrom, Inc..............................................  2,600  147,602
  #Nutrisystem, Inc............................................    400    3,852
  *NVR, Inc....................................................    200  180,748
  *Office Depot, Inc........................................... 14,721   36,508
   OfficeMax, Inc..............................................  1,201    8,827
   Omnicom Group, Inc..........................................  3,100  148,521
  *Orbitz Worldwide, Inc.......................................  1,593    3,935
 #*Orchard Supply Hardware Stores Corp. Class A................     76      944
  *O'Reilly Automotive, Inc....................................  1,133   97,075
  *Orient-Express Hotels, Ltd. Class A.........................  1,409   16,528
   Outdoor Channel Holdings, Inc...............................    500    3,630
 #*Overstock.com, Inc..........................................    299    4,509
   Oxford Industries, Inc......................................    600   33,288
  *Pacific Sunwear of California, Inc..........................  1,600    2,720
  *Panera Bread Co. Class A....................................    200   33,728
  *Papa John's International, Inc..............................    147    7,838
  *Penn National Gaming, Inc...................................  1,120   45,282
   Penske Automotive Group, Inc................................  2,300   70,380
   Pep Boys - Manny, Moe & Jack (The)..........................  1,600   15,984
  *Perry Ellis International, Inc..............................    600   12,384
  *PetSmart, Inc...............................................  1,100   73,029
  #Pier 1 Imports, Inc.........................................  2,000   40,800
   Polaris Industries, Inc.....................................  1,192  100,724
   Pool Corp...................................................    800   33,696
  *Priceline.com, Inc..........................................    300  172,131
  *PulteGroup, Inc.............................................  7,069  122,576
   PVH Corp....................................................  2,774  305,112
  *Quiksilver, Inc.............................................  1,900    6,080
   R.G. Barry Corp.............................................    400    6,096
 #*Radio One, Inc. Class D.....................................    897      762
  #RadioShack Corp.............................................  1,955    4,379
   Ralph Lauren Corp...........................................    500   76,845
  *Red Lion Hotels Corp........................................    171    1,127
  *Red Robin Gourmet Burgers, Inc..............................    200    6,680
  #Regal Entertainment Group Class A...........................  4,350   66,816
   Regis Corp..................................................    798   13,295
   Rent-A-Center, Inc..........................................  1,500   49,995
  *Rentrak Corp................................................    200    3,398
   Ross Stores, Inc............................................  1,000   60,950
   Royal Caribbean Cruises, Ltd................................  3,048  102,626
  *Ruby Tuesday, Inc...........................................    600    4,332
  *rue21, Inc..................................................    400   12,044
  *Ruth's Hospitality Group, Inc...............................    300    1,995
  #Ryland Group, Inc. (The)....................................  1,400   47,418
  *Ryman Hospitality Properties................................    854   33,315
  *Saga Communications, Inc. Class A...........................    100    4,242
 #*Saks, Inc...................................................  3,900   40,092
   Salem Communications Corp. Class A..........................    400    2,384
  *Sally Beauty Holdings, Inc..................................  3,806   91,648
   Scholastic Corp.............................................    800   26,392
  *School Specialty, Inc.......................................    400      740
  *Scientific Games Corp. Class A..............................  1,408   11,588
   Scripps Networks Interactive, Inc. Class A..................  1,200   72,864
 #*Sealy Corp..................................................    794    1,771
  *Sears Canada, Inc...........................................    935   10,162

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Consumer Discretionary -- (Continued)
  *Sears Holdings Corp.........................................  2,184 $136,871
  *Select Comfort Corp.........................................    600   16,698
   Service Corp. International.................................  2,893   40,618
  *SHFL Entertainment, Inc.....................................    400    5,652
   Shiloh Industries, Inc......................................    200    2,276
   Shoe Carnival, Inc..........................................    470   10,989
 #*Shutterfly, Inc.............................................    700   21,182
   Signet Jewelers, Ltd. ADR...................................  2,511  129,969
   Sinclair Broadcast Group, Inc. Class A......................  1,000   12,600
 #*Sirius XM Radio, Inc........................................ 26,516   74,245
   Six Flags Entertainment Corp................................  1,620   92,518
  *Skechers U.S.A., Inc. Class A...............................  1,433   23,788
 #*Skullcandy, Inc.............................................    764    9,252
  *Skyline Corp................................................    100      460
  *Smith & Wesson Holding Corp.................................  1,382   13,267
   Sonic Automotive, Inc. Class A..............................  1,000   19,400
  *Sonic Corp..................................................    400    3,988
  #Sotheby's...................................................    620   19,301
   Stage Stores, Inc...........................................    500   12,250
   Standard Motor Products, Inc................................    500    9,390
 #*Standard Pacific Corp.......................................  5,743   39,627
  *Stanley Furniture Co., Inc..................................    264    1,228
  #Staples, Inc................................................ 20,411  235,033
   Starbucks Corp..............................................  9,100  417,690
   Starwood Hotels & Resorts Worldwide, Inc....................  2,355  122,107
  *Stein Mart, Inc.............................................  1,000    7,860
  *Steiner Leisure, Ltd........................................    252   11,068
  *Steinway Musical Instruments, Inc...........................    191    4,611
  *Steven Madden, Ltd..........................................  1,197   51,375
   Stewart Enterprises, Inc. Class A...........................    949    7,374
  *Stoneridge, Inc.............................................    400    1,988
   Strayer Education, Inc......................................    203   11,664
  #Sturm Ruger & Co., Inc......................................    300   14,169
  *Systemax, Inc...............................................    600    6,564
   Target Corp.................................................  6,900  439,875
 #*Tempur-Pedic International, Inc.............................    800   21,152
  *Tenneco, Inc................................................    400   12,220
 #*Tesla Motors, Inc...........................................  1,700   47,821
   Texas Roadhouse, Inc........................................    819   13,333
   Thor Industries, Inc........................................  1,400   53,242
  #Tiffany & Co................................................  2,178  137,693
   Time Warner Cable, Inc......................................  3,636  360,364
   Time Warner, Inc............................................ 19,906  864,916
   TJX Cos., Inc. (The)........................................  9,000  374,670
  *Toll Brothers, Inc..........................................  3,000   99,030
  *Town Sports International Holdings, Inc.....................    600    7,560
   Tractor Supply Co...........................................  1,200  115,488
  *Trans World Entertainment Corp..............................  1,000    3,400
 #*TripAdvisor, Inc............................................  1,600   48,464
   True Religion Apparel, Inc..................................  1,067   27,369
  *TRW Automotive Holdings Corp................................  2,840  132,088
  *Tuesday Morning Corp........................................  1,000    5,970
   Tupperware Brands Corp......................................  2,350  138,885
   Ulta Salon Cosmetics & Fragrance, Inc.......................    900   82,998
 #*Under Armour, Inc. Class A..................................  1,400   73,164
  *Unifi, Inc..................................................    433    6,075
  *Universal Electronics, Inc..................................    451    7,739
  *UQM Technologies, Inc.......................................    252      229
  *US Auto Parts Network, Inc..................................    600    1,794
   V.F. Corp...................................................  1,464  229,087
   Vail Resorts, Inc...........................................    575   32,648

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
 #*Valassis Communications, Inc.............................  1,566 $    40,747
  *Valuevision Media, Inc. Class A..........................    500       1,125
   Viacom, Inc. Class A.....................................    400      20,748
   Viacom, Inc. Class B.....................................  4,000     205,080
  #Virgin Media, Inc........................................  3,107     101,723
  *Vitamin Shoppe, Inc......................................    676      38,694
  *VOXX International Corp..................................    518       3,222
   Walt Disney Co. (The).................................... 23,614   1,158,739
  *Warnaco Group, Inc. (The)................................  1,200      84,696
   Washington Post Co. Class B (The)........................    200      66,702
  #Weight Watchers International, Inc.......................  1,100      55,275
   Wendy's Co. (The)........................................ 11,815      50,450
  *West Marine, Inc.........................................    591       6,111
  *Wet Seal, Inc. Class A (The).............................    800       2,288
   Whirlpool Corp...........................................  3,000     293,040
   Wiley (John) & Sons, Inc. Class A........................  1,600      69,408
   Williams-Sonoma, Inc.....................................  4,117     190,329
  *Winnebago Industries, Inc................................    398       5,015
 #*WMS Industries, Inc......................................    573       9,414
  #Wolverine World Wide, Inc................................  1,500      62,805
   World Wrestling Entertainment, Inc. Class A..............    625       5,056
   Wyndham Worldwide Corp...................................  3,300     166,320
   Yum! Brands, Inc.........................................  2,287     160,342
  *Zale Corp................................................    300       2,154
 #*Zumiez, Inc..............................................    700      17,717
                                                                    -----------
Total Consumer Discretionary................................         26,755,114
                                                                    -----------
Consumer Staples -- (7.6%)
   Altria Group, Inc........................................ 11,100     352,980
   Andersons, Inc. (The)....................................    360      14,141
   Avon Products, Inc.......................................  6,964     107,872
   B&G Foods, Inc...........................................    500      15,135
   Beam, Inc................................................  2,650     147,234
   Brown-Forman Corp. Class B...............................  1,950     124,917
  #Campbell Soup Co.........................................  4,065     143,373
   Casey's General Stores, Inc..............................    800      41,240
  *Central Garden & Pet Co. Class A.........................    500       5,635
   Church & Dwight Co., Inc.................................  2,600     131,976
   Clorox Co. (The).........................................  2,048     148,070
   Coca-Cola Bottling Co. Consolidated......................     49       3,368
   Coca-Cola Co. (The)...................................... 30,130   1,120,233
   Coca-Cola Enterprises, Inc...............................  7,928     249,256
   Colgate-Palmolive Co.....................................  5,874     616,535
   ConAgra Foods, Inc.......................................  7,264     202,230
  *Constellation Brands, Inc. Class A.......................  5,918     209,142
   Costco Wholesale Corp....................................  1,600     157,488
  *Craft Brew Alliance, Inc.................................    500       3,790
   CVS Caremark Corp........................................ 25,859   1,199,858
  *Dean Foods Co............................................  9,842     165,739
 #*Dole Food Co., Inc.......................................  1,404      17,676
  #Dr. Pepper Snapple Group, Inc............................  3,600     154,260
  *Elizabeth Arden, Inc.....................................    900      42,462
   Energizer Holdings, Inc..................................  1,828     133,389
   Estee Lauder Cos., Inc. Class A (The)....................  3,800     234,156
   Flowers Foods, Inc.......................................  4,800      94,512
 #*Fresh Market, Inc. (The).................................    335      18,998
   General Mills, Inc.......................................  6,000     240,480
 #*Green Mountain Coffee Roasters, Inc......................  1,950      47,112
  #H.J. Heinz Co............................................  2,800     161,028
  *Hain Celestial Group, Inc. (The).........................    940      54,332
   Harris Teeter Supermarkets, Inc..........................    947      35,465

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Consumer Staples -- (Continued)
  #Herbalife, Ltd...........................................  1,000 $    51,350
   Hillshire Brands Co......................................  2,894      75,273
  #Hormel Foods Corp........................................  4,198     123,967
   Ingles Markets, Inc. Class A.............................    300       4,860
   Ingredion, Inc...........................................  1,360      83,586
   Inter Parfums, Inc.......................................    866      15,813
   J & J Snack Foods Corp...................................    400      22,908
   J.M. Smucker Co. (The)...................................  3,279     280,814
  *John B. Sanfilippo & Son, Inc............................     84       1,413
   Kellogg Co...............................................  3,200     167,424
   Kimberly-Clark Corp......................................  2,920     243,674
  *Kraft Foods Group, Inc...................................  7,461     339,326
   Kroger Co. (The).........................................  5,200     131,144
  *Mannatech, Inc...........................................     15          73
   McCormick & Co., Inc.....................................  2,376     146,409
   Mead Johnson Nutrition Co................................    636      39,216
  *Medifast, Inc............................................    500      12,760
   Molson Coors Brewing Co. Class B.........................  4,789     206,597
   Mondelez International, Inc. Class A..................... 22,383     594,045
 #*Monster Beverage Corp....................................  1,330      59,411
  #Nu Skin Enterprises, Inc. Class A........................    600      28,398
   Oil-Dri Corp. of America.................................    202       4,525
  *Overhill Farms, Inc......................................    400       1,800
  *Pantry, Inc. (The).......................................    441       5,850
   PepsiCo, Inc............................................. 15,535   1,075,643
   Philip Morris International, Inc......................... 10,800     956,448
  *Pilgrim's Pride Corp.....................................    206       1,160
  *Post Holdings, Inc.......................................  1,218      38,428
  *Prestige Brands Holdings, Inc............................  1,900      33,041
  #PriceSmart, Inc..........................................    246      20,416
   Procter & Gamble Co. (The)............................... 24,341   1,685,371
  *Ralcorp Holdings, Inc....................................    194      14,005
   Reliv' International, Inc................................    400         516
  *Revlon, Inc. Class A.....................................  1,121      17,263
   Reynolds American, Inc...................................  5,600     233,184
  #Safeway, Inc.............................................  9,382     153,020
   Sanderson Farms, Inc.....................................    500      22,645
  *Schiff Nutrition International, Inc......................    600      20,304
  *Seneca Foods Corp. Class A...............................    129       3,687
  *Smart Balance, Inc.......................................  1,367      16,267
  *Smithfield Foods, Inc....................................  1,949      39,896
   Snyders-Lance, Inc.......................................  1,704      43,179
   Spartan Stores, Inc......................................    564       8,099
  *Spectrum Brands Holdings, Inc............................  1,861      84,657
  #SUPERVALU, Inc........................................... 11,018      34,266
  *Susser Holdings Corp.....................................    419      15,059
  #Sysco Corp...............................................  4,505     139,970
  #Tootsie Roll Industries, Inc.............................  1,264      33,686
  *TreeHouse Foods, Inc.....................................    200      10,710
  *United Natural Foods, Inc................................    711      37,854
 #*USANA Health Sciences, Inc...............................    400      17,256
   Walgreen Co.............................................. 12,738     448,760
   Wal-Mart Stores, Inc..................................... 21,704   1,628,234
   WD-40 Co.................................................    400      19,144
   Weis Markets, Inc........................................    606      24,943
   Whole Foods Market, Inc..................................  3,500     331,555
                                                                    -----------
Total Consumer Staples......................................         16,243,384
                                                                    -----------
Energy -- (10.4%)
   Alon USA Energy, Inc.....................................  1,861      24,435
 #*Alpha Natural Resources, Inc.............................  2,125      18,211

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Energy -- (Continued)
   Anadarko Petroleum Corp...................................  5,681 $  390,910
   Apache Corp...............................................  4,612    381,643
 #*Approach Resources, Inc...................................  1,086     26,748
  #Arch Coal, Inc............................................  3,000     23,880
  *Atwood Oceanics, Inc......................................  3,100    148,180
   Baker Hughes, Inc.........................................  8,036    337,271
 #*Basic Energy Services, Inc................................  1,000     10,390
  #Berry Petroleum Co. Class A...............................  2,100     80,871
 #*Bill Barrett Corp.........................................  2,201     50,425
   Bolt Technology Corp......................................    200      2,880
  *BPZ Resources, Inc........................................  2,900      8,352
   Bristow Group, Inc........................................  1,400     69,888
 #*C&J Energy Services, Inc..................................    680     13,178
   Cabot Oil & Gas Corp......................................  5,400    253,692
  *Cal Dive International, Inc...............................  2,777      3,499
  *Callon Petroleum Co.......................................    700      4,004
  *Cameron International Corp................................  3,374    170,859
  #CARBO Ceramics, Inc.......................................    700     51,765
  *Carrizo Oil & Gas, Inc....................................  1,323     35,483
 #*Cheniere Energy, Inc......................................  3,499     56,299
  #Chesapeake Energy Corp....................................  8,604    174,317
   Chevron Corp.............................................. 19,201  2,116,142
   Cimarex Energy Co.........................................  2,358    134,830
  *Clayton Williams Energy, Inc..............................    300     12,705
 #*Clean Energy Fuels Corp...................................  2,990     34,236
  *Cloud Peak Energy, Inc....................................  2,240     47,264
 #*Cobalt International Energy, Inc..........................  3,451     71,815
  *Comstock Resources, Inc...................................  2,145     36,722
  *Concho Resources, Inc.....................................  2,700    232,524
   ConocoPhillips............................................ 14,715    851,263
  *Contango Oil & Gas Co.....................................    600     29,496
  *Continental Resources, Inc................................  1,100     79,046
   Core Laboratories NV......................................    600     62,196
  *Crimson Exploration, Inc..................................  1,920      6,950
   Crosstex Energy, Inc......................................  2,100     28,728
  *Dawson Geophysical Co.....................................    300      7,167
   Delek US Holdings, Inc....................................  1,400     36,050
  *Denbury Resources, Inc.................................... 12,118    185,769
   Devon Energy Corp.........................................  5,904    343,672
   DHT Holdings, Inc.........................................    425      1,793
  #Diamond Offshore Drilling, Inc............................  3,384    234,308
  *Double Eagle Petroleum Co.................................    400      2,004
 #*Dresser-Rand Group, Inc...................................  2,700    139,131
  *Dril-Quip, Inc............................................  1,320     91,423
 #*Endeavour International Corp..............................  1,675     12,160
   Energen Corp..............................................  2,164    100,951
   Energy XXI (Bermuda), Ltd.................................  2,220     73,482
  *ENGlobal Corp.............................................    600        246
   EOG Resources, Inc........................................  4,264    496,713
  *EPL Oil & Gas, Inc........................................  1,400     30,296
  #EQT Corp..................................................  2,255    136,721
  *Evolution Petroleum Corp..................................    400      3,280
  #EXCO Resources, Inc.......................................  9,437     76,440
  *Exterran Holdings, Inc....................................  2,817     56,284
   Exxon Mobil Corp.......................................... 33,854  3,086,469
  *FMC Technologies, Inc.....................................  3,900    159,510
  *Forest Oil Corp...........................................  3,301     25,022
  *FX Energy, Inc............................................    600      2,898
  *Geospace Technologies Corp................................    400     25,892
  *Global Geophysical Services, Inc..........................  1,335      6,168
 #*GMX Resources, Inc........................................  2,387      1,164

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Energy -- (Continued)
   Gulf Island Fabrication, Inc................................    600 $ 14,238
  *Gulfmark Offshore, Inc. Class A.............................  1,100   35,552
  *Gulfport Energy Corp........................................  2,000   66,360
  *Halcon Resources Corp.......................................  1,890   12,228
   Halliburton Co..............................................  8,657  279,535
 #*Harvest Natural Resources, Inc..............................  1,569   13,697
  *Helix Energy Solutions Group, Inc...........................  4,915   84,980
   Helmerich & Payne, Inc......................................  3,100  148,180
  *Hercules Offshore, Inc......................................  5,300   25,228
   Hess Corp...................................................  3,571  186,620
 .*HKN, Inc....................................................    349      688
   HollyFrontier Corp..........................................  5,493  212,195
  *Hornbeck Offshore Services, Inc.............................  1,463   50,678
  *Houston American Energy Corp................................    397      254
 #*ION Geophysical Corp........................................  5,700   36,822
 #*James River Coal Co.........................................  1,300    6,513
  *Key Energy Services, Inc....................................  4,827   31,569
   Kinder Morgan, Inc..........................................  7,408  257,132
  *Kodiak Oil & Gas Corp.......................................  8,716   80,536
  *Lone Pine Resources, Inc....................................  1,260    1,890
  #Lufkin Industries, Inc......................................  1,200   60,012
 #*Magnum Hunter Resources Corp................................  3,583   13,687
   Marathon Oil Corp........................................... 11,243  337,965
   Marathon Petroleum Corp.....................................  4,658  255,864
  *Matrix Service Co...........................................    515    5,402
  *McDermott International, Inc................................  7,151   76,587
 #*McMoran Exploration Co......................................  5,579   66,557
 #*Miller Energy Resources, Inc................................    372    1,681
  *Mitcham Industries, Inc.....................................    226    3,062
   Murphy Oil Corp.............................................  4,529  271,740
  *Nabors Industries, Ltd......................................  7,100   95,779
   National Oilwell Varco, Inc.................................  5,192  382,650
  *Natural Gas Services Group, Inc.............................    400    6,344
  *Newfield Exploration Co.....................................  2,133   57,847
  *Newpark Resources, Inc......................................  3,800   25,802
   Noble Corp.................................................. 10,533  397,515
   Noble Energy, Inc...........................................  2,222  211,112
  #Nordic American Tankers, Ltd................................     60      504
 #*Northern Oil & Gas, Inc.....................................  2,206   33,443
  *Oasis Petroleum, Inc........................................  2,251   66,112
   Occidental Petroleum Corp...................................  9,271  732,038
   Oceaneering International, Inc..............................  3,400  177,922
  *Oil States International, Inc...............................  1,918  140,206
   Panhandle Oil & Gas, Inc. Class A...........................    200    5,416
  *Parker Drilling Co..........................................  3,800   16,454
  #Patterson-UTI Energy, Inc...................................  5,200   84,136
  *PDC Energy, Inc.............................................  1,037   31,390
  #Peabody Energy Corp.........................................  6,921  193,096
   Penn Virginia Corp..........................................  2,203    9,958
  *PetroQuest Energy, Inc......................................  2,500   15,250
  *PHI, Inc....................................................    505   15,801
   Phillips 66.................................................  6,300  297,108
  *Pioneer Energy Services Corp................................  2,600   17,160
   Pioneer Natural Resources Co................................  3,009  317,901
  *Plains Exploration & Production Co..........................  4,210  150,129
   QEP Resources, Inc..........................................  5,736  166,344
 #*Quicksilver Resources, Inc..................................  2,200    8,514
  #Range Resources Corp........................................  2,900  189,544
  *Rentech, Inc................................................  5,715   14,745
  *Rex Energy Corp.............................................  2,000   26,480
  *RigNet, Inc.................................................    209    3,881

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value+
                                                             ------ -----------
Energy -- (Continued)
  *Rosetta Resources, Inc...................................  1,900 $    87,476
  *Rowan Cos. P.L.C. Class A................................  3,587     113,744
  #RPC, Inc.................................................  5,625      64,462
 #*SandRidge Energy, Inc.................................... 11,599      72,146
   Schlumberger, Ltd........................................ 18,250   1,268,922
  *SEACOR Holdings, Inc.....................................    900      78,939
  *SemGroup Corp. Class A...................................  1,268      48,996
   Ship Finance International, Ltd..........................  2,758      42,418
   SM Energy Co.............................................  1,900     102,448
  *Southwestern Energy Co...................................  5,164     179,191
   Spectra Energy Corp......................................  6,400     184,768
  *Steel Excel, Inc.........................................    300       7,350
  *Stone Energy Corp........................................  1,800      42,462
  *Superior Energy Services, Inc............................  5,846     118,849
  *Swift Energy Co..........................................    800      13,368
   Targa Resources Corp.....................................    987      50,268
   Teekay Corp..............................................  4,093     125,287
  *TETRA Technologies, Inc..................................    100         535
  *TGC Industries, Inc......................................    661       4,865
   Tidewater, Inc...........................................  2,101      99,819
   Transocean, Ltd..........................................  5,818     265,824
  *Triangle Petroleum Corp..................................  1,300       8,307
 #*Ultra Petroleum Corp.....................................  5,812     132,572
  *Union Drilling, Inc......................................    902       5,854
  *Unit Corp................................................  2,369      95,589
  *Uranium Energy Corp......................................    455       1,074
 #*USEC, Inc................................................  2,251       1,521
  *VAALCO Energy, Inc.......................................  2,200      17,974
 #*Verenium Corp............................................    300         738
  #W&T Offshore, Inc........................................  2,546      43,155
  *Warren Resources, Inc....................................  1,208       3,443
  *Weatherford International, Ltd........................... 20,682     233,707
  #Western Refining, Inc....................................  3,300      82,071
  *Westmoreland Coal Co.....................................    400       4,112
  *Whiting Petroleum Corp...................................  3,200     134,464
  *Willbros Group, Inc......................................  1,782       9,106
   Williams Cos., Inc. (The)................................  5,100     178,449
  #World Fuel Services Corp.................................  2,703      93,794
 #*WPX Energy, Inc..........................................  1,433      24,275
                                                                    -----------
Total Energy................................................         21,986,485
                                                                    -----------
Financials -- (14.1%)
   1st Source Corp..........................................    500      11,105
  *1st United Bancorp, Inc..................................    156         938
   ACE, Ltd.................................................  5,521     434,227
  *Affiliated Managers Group, Inc...........................    600      75,900
   Aflac, Inc...............................................  5,300     263,834
  *Alexander & Baldwin, Inc.................................     36       1,041
  *Allegheny Corp...........................................    208      72,301
   Allied World Assurance Co. Holdings AG...................    822      66,007
   Allstate Corp. (The).....................................  9,275     370,814
   Alterra Capital Holdings, Ltd............................  3,678      89,854
  *Altisource Portfolio Solutions SA........................    500      56,750
  *American Capital, Ltd....................................  4,798      56,568
   American Equity Investment Life Holding Co...............  2,058      23,688
   American Express Co......................................  8,500     475,745
   American Financial Group, Inc............................  3,414     132,463
  *American International Group, Inc........................  3,512     122,674
   American National Insurance Co...........................    600      43,836
  *American Safety Insurance Holdings, Ltd..................    214       3,608
   Ameriprise Financial, Inc................................  2,406     140,438

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *Ameris Bancorp...........................................     460 $    4,908
  *AMERISAFE, Inc...........................................     720     18,900
  #AmTrust Financial Services, Inc..........................   1,952     47,238
   Aon P.L.C................................................   2,596    140,054
  *Arch Capital Group, Ltd..................................   3,636    160,529
   Argo Group International Holdings, Ltd...................     455     15,652
   Arrow Financial Corp.....................................     222      5,417
   Aspen Insurance Holdings, Ltd............................   2,133     69,003
   Associated Banc-Corp.....................................   3,427     44,174
   Assurant, Inc............................................   1,600     60,496
   Assured Guaranty, Ltd....................................   3,000     41,670
   Astoria Financial Corp...................................   2,905     29,137
  *Atlantic Coast Financial Corp............................      39         78
  *AV Homes, Inc............................................      93      1,367
   Axis Capital Holdings, Ltd...............................   2,212     80,119
   Baldwin & Lyons, Inc. Class B............................     150      3,652
  #Bancfirst Corp...........................................     414     18,199
  *Bancorp, Inc. (The)......................................     911     10,358
   BancorpSouth, Inc........................................   2,966     41,969
  *BancTrust Financial Group, Inc...........................     200        568
   Bank Mutual Corp.........................................     600      2,706
   Bank of America Corp..................................... 200,476  1,868,436
   Bank of Hawaii Corp......................................     900     39,744
   Bank of Montreal.........................................     282     16,672
   Bank of New York Mellon Corp. (The)......................  18,068    446,460
   Bank of the Ozarks, Inc..................................     600     19,644
   BankFinancial Corp.......................................     500      4,015
   BankUnited, Inc..........................................     200      4,742
   Banner Corp..............................................     661     19,162
   BB&T Corp................................................   6,305    182,530
  *BBCN Bancorp, Inc........................................   2,552     30,445
  *BBX Capital Corp. Class A................................     166      1,086
  *Beneficial Mutual Bancorp, Inc...........................   1,521     14,419
   Berkshire Hills Bancorp, Inc.............................     517     12,139
   BGC Partners, Inc. Class A...............................     394      1,844
   BlackRock, Inc...........................................     720    136,570
  *BofI Holding, Inc........................................     243      6,833
   BOK Financial Corp.......................................     695     40,762
   Boston Private Financial Holdings, Inc...................   2,000     18,440
   Brookline Bancorp, Inc...................................   1,577     13,373
   Brown & Brown, Inc.......................................   2,800     71,540
   Bryn Mawr Bank Corp......................................     239      5,411
   Calamos Asset Management, Inc. Class A...................     500      5,400
   Camden National Corp.....................................     200      6,980
  *Capital Bank Financial Corp. Class A.....................      26        456
 #*Capital City Bank Group, Inc.............................     200      2,030
   Capital One Financial Corp...............................   8,466    509,399
   CapitalSource, Inc.......................................   7,360     58,218
   Capitol Federal Financial, Inc...........................   6,023     71,734
   Cardinal Financial Corp..................................     600      9,582
  #Cash America International, Inc..........................     500     19,545
   Cathay General Bancorp...................................   2,051     36,282
  #CBOE Holdings, Inc.......................................   1,265     37,305
  *CBRE Group, Inc. Class A.................................   4,974     89,631
   Center Bancorp, Inc......................................     336      3,827
   Centerstate Banks, Inc...................................     500      4,335
  *Central Pacific Financial Corp...........................     108      1,552
   Charles Schwab Corp. (The)...............................   7,516    102,067
   Chemical Financial Corp..................................     620     14,582
   Chubb Corp. (The)........................................   3,500    269,430
   Cincinnati Financial Corp................................   3,212    127,966

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Financials -- (Continued)
  *CIT Group, Inc............................................  2,903 $  108,050
   Citigroup, Inc............................................ 33,760  1,262,286
  *Citizens, Inc.............................................  1,605     16,355
  #City Holding Co...........................................    300     10,536
   City National Corp........................................    800     40,880
   Clifton Savings Bancorp, Inc..............................    307      3,395
   CME Group, Inc............................................  1,800    100,674
   CNA Financial Corp........................................  2,800     82,264
   CNB Financial Corp........................................    200      3,436
   CNO Financial Group, Inc..................................  7,390     70,796
   CoBiz Financial, Inc......................................    800      5,704
  #Cohen & Steers, Inc.......................................    402     11,252
   Columbia Banking System, Inc..............................  1,063     18,826
   Comerica, Inc.............................................  6,293    187,594
   Commerce Bancshares, Inc..................................  2,994    114,012
   Community Bank System, Inc................................    914     25,217
   Community Trust Bancorp, Inc..............................    357     12,109
  *CompuCredit Holdings Corp.................................    202        774
  *Cowen Group, Inc. Class A.................................    828      2,103
   Crawford & Co. Class B....................................    200      1,102
  *Credit Acceptance Corp....................................    557     45,479
   Cullen/Frost Bankers, Inc.................................  1,000     55,300
   CVB Financial Corp........................................  2,700     29,214
  *DFC Global Corp...........................................  1,315     22,158
   Dime Community Bancshares, Inc............................    700     10,150
   Discover Financial Services...............................  3,053    125,173
   Donegal Group, Inc. Class A...............................    500      6,480
   Duff & Phelps Corp........................................  1,290     16,035
   East West Bancorp, Inc....................................  3,700     78,773
   Eastern Insurance Holdings, Inc...........................    200      3,364
  #Eaton Vance Corp..........................................    800     22,512
  *eHealth, Inc..............................................    500     10,850
   EMC Insurance Group, Inc..................................    300      6,714
   Employers Holdings, Inc...................................  1,000     18,250
   Endurance Specialty Holdings, Ltd.........................  1,052     42,659
  *Enstar Group, Ltd.........................................    500     50,000
   Enterprise Financial Services Corp........................    430      6,020
   Epoch Holding Corp........................................    400      8,768
   Erie Indemnity Co. Class A................................    600     37,332
   ESSA Bancorp, Inc.........................................    400      4,032
   Evercore Partners, Inc. Class A...........................    600     16,740
   Everest Re Group, Ltd.....................................  1,300    144,365
  *EZCORP, Inc. Class A......................................  1,020     20,053
   FBL Financial Group, Inc. Class A.........................    800     27,304
   Federal Agricultural Mortgage Corp. Class C...............    301      8,479
  #Federated Investors, Inc. Class B.........................  1,300     30,212
  *Federated National Holding Co.............................    200      1,250
   Fidelity National Financial, Inc. Class A.................  4,800    102,768
   Fifth Third Bancorp.......................................  8,123    118,027
   Financial Institutions, Inc...............................    300      5,712
  *First Acceptance Corp.....................................  1,000      1,210
   First American Financial Corp.............................  3,151     71,685
  *First BanCorp.............................................    500      2,120
   First Bancorp.............................................    200      2,090
   First Busey Corp..........................................  1,552      7,325
  *First California Financial Group, Inc.....................    265      1,789
  *First Cash Financial Services, Inc........................    757     33,808
   First Commonwealth Financial Corp.........................  2,233     14,626
   First Community Bancshares, Inc...........................    400      5,992
   First Defiance Financial Corp.............................    222      3,929
   First Financial Bancorp...................................  1,807     28,370

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Financials -- (Continued)
  #First Financial Bankshares, Inc.............................    550 $ 19,926
   First Financial Corp........................................    259    7,923
   First Financial Holdings, Inc...............................    313    4,413
  *First Financial Northwest, Inc..............................    400    3,160
   First Interstate BancSystem, Inc............................    286    4,299
   First Merchants Corp........................................    466    6,855
   First Midwest Bancorp, Inc..................................  1,647   20,373
   First Niagara Financial Group, Inc..........................  6,394   52,942
   First Pactrust Bancorp, Inc.................................    350    4,116
  *First Place Financial Corp..................................    400       28
   First Republic Bank.........................................  1,594   54,754
  *First South Bancorp, Inc....................................    200    1,080
  #FirstMerit Corp.............................................  4,031   55,870
 #*Flagstar Bancorp, Inc.......................................      9      124
   Flagstone Reinsurance Holdings SA...........................  1,414   12,500
   Flushing Financial Corp.....................................    500    7,775
   FNB Corp....................................................  3,492   37,469
  *Forest City Enterprises, Inc. Class A.......................  4,468   71,711
   Fox Chase Bancorp, Inc......................................     47      731
   Franklin Resources, Inc.....................................  1,300  166,140
   Fulton Financial Corp.......................................  7,551   73,396
   Gallagher (Arthur J.) & Co..................................  2,200   77,968
   GAMCO Investors, Inc. Class A...............................    100    4,900
  *Genworth Financial, Inc. Class A............................ 17,005  101,350
   German American Bancorp, Inc................................    254    5,728
   GFI Group, Inc..............................................  2,325    7,347
   Glacier Bancorp, Inc........................................  1,429   20,720
  *Gleacher & Co., Inc.........................................  1,051      736
  *Global Indemnity P.L.C......................................    450    9,981
   Goldman Sachs Group, Inc. (The).............................  6,831  836,046
   Great Southern Bancorp, Inc.................................    300    8,511
  #Greenhill & Co., Inc........................................    779   37,174
  *Greenlight Capital Re, Ltd. Class A.........................  1,100   28,105
  *Guaranty Bancorp............................................    600    1,098
  *Hallmark Financial Services, Inc............................    500    3,815
   Hampden Bancorp, Inc........................................    100    1,295
   Hancock Holding Co..........................................  1,029   32,506
  *Hanmi Financial Corp........................................    338    4,195
   Hanover Insurance Group, Inc. (The).........................  1,187   42,863
  *Harris & Harris Group, Inc..................................  1,200    4,116
   Hartford Financial Services Group, Inc...................... 11,534  250,403
   HCC Insurance Holdings, Inc.................................  2,600   92,664
   Heartland Financial USA, Inc................................    361   10,361
 #*Heritage Commerce Corp......................................    441    2,906
   Heritage Financial Group, Inc...............................    167    2,234
  *HFF, Inc. Class A...........................................  1,233   17,176
  *Hilltop Holdings, Inc.......................................  1,726   23,456
  *Home Bancorp, Inc...........................................    196    3,706
   Home BancShares, Inc........................................    668   23,140
   Home Federal Bancorp, Inc...................................    290    3,312
  #Homeowners Choice, Inc......................................    300    6,660
   Horace Mann Educators Corp..................................  1,341   25,761
  *Howard Hughes Corp. (The)...................................    101    7,070
   Hudson Valley Holding Corp..................................    261    4,205
   Huntington Bancshares, Inc..................................  9,647   61,644
   IBERIABANK Corp.............................................    809   40,280
  *ICG Group, Inc..............................................  1,306   13,687
   Independence Holding Co.....................................    330    2,884
   Independent Bank Corp.......................................    400   11,804
   Interactive Brokers Group, Inc. Class A.....................  1,595   22,729
  *IntercontinentalExchange, Inc...............................    700   91,700

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Financials -- (Continued)
   International Bancshares Corp.............................  1,650 $   29,948
  *INTL. FCStone, Inc........................................    459      8,505
   Invesco, Ltd.............................................. 10,715    260,589
  *Investment Technology Group, Inc..........................  1,000      8,440
  *Investors Bancorp, Inc....................................  2,927     52,657
   Janus Capital Group, Inc..................................  5,640     47,940
   Jefferies Group, Inc......................................  2,600     37,024
   JMP Group, Inc............................................    400      2,216
   Jones Lang LaSalle, Inc...................................  1,600    124,384
   JPMorgan Chase & Co....................................... 62,154  2,590,579
   Kaiser Federal Financial Group, Inc.......................    100      1,543
   KBW, Inc..................................................  1,300     21,125
   Kearny Financial Corp.....................................    900      8,505
   Kemper Corp...............................................  2,152     66,712
   Kennedy-Wilson Holdings, Inc..............................  1,495     21,229
   KeyCorp................................................... 23,198    195,327
  *Knight Capital Group, Inc. Class A........................  2,170      5,707
   Lakeland Bancorp, Inc.....................................    551      5,471
   Lakeland Financial Corp...................................    500     13,345
   Lazard, Ltd. Class A......................................  1,883     55,473
   Legg Mason, Inc...........................................  8,127    207,076
  *Leucadia National Corp....................................  2,152     48,850
  #Life Partners Holdings, Inc...............................    312        792
   Lincoln National Corp.....................................  3,900     96,681
   LPL Financial Holdings, Inc...............................  1,825     53,290
  #M&T Bank Corp.............................................  3,078    320,420
   Maiden Holdings, Ltd......................................  1,463     12,362
   MainSource Financial Group, Inc...........................    200      2,504
  *Markel Corp...............................................    200     94,388
   MarketAxess Holdings, Inc.................................    800     24,992
   Marlin Business Services Corp.............................    342      7,726
   Marsh & McLennan Cos., Inc................................  4,400    149,732
  *Maui Land & Pineapple Co., Inc............................    300        660
   MB Financial, Inc.........................................  1,214     24,596
 #*MBIA, Inc.................................................  4,900     48,510
  *MBT Financial Corp........................................    300        864
   MCG Capital Corp..........................................  2,400     11,184
   Meadowbrook Insurance Group, Inc..........................  1,600      8,992
   Medallion Financial Corp..................................    600      7,506
   Mercury General Corp......................................  1,700     68,901
  *Meridian Interstate Bancorp, Inc..........................    478      8,073
   MetLife, Inc.............................................. 15,210    539,803
  *Metro Bancorp, Inc........................................    400      5,192
  *MGIC Investment Corp......................................  3,341      5,747
   Montpelier Re Holdings, Ltd...............................  1,800     41,166
   Moody's Corp..............................................  1,797     86,544
   Morgan Stanley............................................ 24,143    419,605
  *MSCI, Inc.................................................  1,713     46,148
   NASDAQ OMX Group, Inc. (The)..............................  1,705     40,596
  *National Financial Partners Corp..........................  1,300     23,855
   National Interstate Corp..................................    500     12,975
   National Penn Bancshares, Inc.............................  3,714     33,166
  *Navigators Group, Inc. (The)..............................    400     21,232
   NBT Bancorp, Inc..........................................    733     15,591
   Nelnet, Inc. Class A......................................  1,100     26,851
  *Netspend Holdings, Inc....................................  1,648     17,650
  #New York Community Bancorp, Inc...........................  4,900     67,914
  *NewBridge Bancorp.........................................    300      1,293
  *NewStar Financial, Inc....................................  1,500     18,750
   Northeast Community Bancorp, Inc..........................    300      1,626
   Northern Trust Corp....................................... 10,062    480,762

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Financials -- (Continued)
    Northfield Bancorp, Inc....................................  1,000 $ 16,240
    Northwest Bancshares, Inc..................................  2,050   24,395
    NYSE Euronext..............................................  2,726   67,496
    OceanFirst Financial Corp..................................    239    3,332
   *Ocwen Financial Corp.......................................  2,649  102,172
    Old Republic International Corp............................  4,328   42,761
   *Old Second Bancorp, Inc....................................    300      420
   *OmniAmerican Bancorp, Inc..................................    138    3,159
    OneBeacon Insurance Group, Ltd. Class A....................    600    8,100
    Oriental Financial Group, Inc..............................  1,001   11,792
    Oritani Financial Corp.....................................  1,050   16,044
   *Pacific Capital Bancorp....................................    192    8,815
    Pacific Continental Corp...................................    400    3,716
    PacWest Bancorp............................................  1,000   22,500
   #Park National Corp.........................................    400   26,620
   *Park Sterling Corp.........................................    300    1,500
    PartnerRe, Ltd.............................................  1,500  121,500
    Peoples Bancorp, Inc.......................................    300    6,390
  #*PHH Corp...................................................  2,035   42,348
   *Phoenix Cos, Inc. (The)....................................    130    3,918
   *PICO Holdings, Inc.........................................    641   14,192
   *Pinnacle Financial Partners, Inc...........................    633   12,375
   *Piper Jaffray Cos., Inc....................................    400   10,740
    Platinum Underwriters Holdings, Ltd........................  1,100   48,840
    PNC Financial Services Group, Inc..........................  6,651  387,022
   *Popular, Inc...............................................  3,757   72,623
    Presidential Life Corp.....................................    730   10,205
    Primerica, Inc.............................................  2,242   63,359
   *Primus Guaranty, Ltd.......................................    500    4,175
    Principal Financial Group, Inc.............................  7,826  215,528
    PrivateBancorp, Inc........................................  1,665   26,906
    ProAssurance Corp..........................................  1,000   89,400
   #Progressive Corp. (The)....................................  6,790  151,417
    Prosperity Bancshares, Inc.................................  2,000   83,720
    Protective Life Corp.......................................  2,279   62,217
    Provident Financial Services, Inc..........................  1,457   21,855
    Provident New York Bancorp.................................  1,000    9,130
    Prudential Financial, Inc..................................  7,577  432,268
   #Radian Group, Inc..........................................  1,600    7,504
    Raymond James Financial, Inc...............................  1,615   61,596
    Regions Financial Corp..................................... 15,453  100,754
    Reinsurance Group of America, Inc..........................  1,367   72,342
    RenaissanceRe Holdings, Ltd................................  1,300  105,768
    Renasant Corp..............................................    600   11,046
    Republic Bancorp, Inc. Class A.............................    338    7,308
   *Republic First Bancorp, Inc................................    200      426
    Resource America, Inc. Class A.............................    300    2,028
   *Riverview Bancorp, Inc.....................................    100      165
    RLI Corp...................................................    640   43,635
    Rockville Financial, Inc...................................    606    8,054
    Roma Financial Corp........................................    600    5,286
    S&T Bancorp, Inc...........................................    639   11,227
    S.Y. Bancorp, Inc..........................................    264    6,225
   *Safeguard Scientifics, Inc.................................    719   11,396
    Safety Insurance Group, Inc................................    500   23,175
    Sandy Spring Bancorp, Inc..................................    600   11,472
    SCBT Financial Corp........................................    300   11,904
    SeaBright Holdings, Inc....................................    700    7,679
   *Seacoast Banking Corp. of Florida..........................     92      147
    SEI Investments Co.........................................  1,770   38,728
    Selective Insurance Group, Inc.............................  1,825   33,744

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Financials -- (Continued)
 #*Signature Bank............................................    800 $   56,992
   Simmons First National Corp. Class A......................    400      9,956
   Southside Bancshares, Inc.................................    661     13,495
  *Southwest Bancorp, Inc....................................    200      2,158
 #*St. Joe Co. (The).........................................  1,500     29,700
   StanCorp Financial Group, Inc.............................  1,462     50,220
   State Auto Financial Corp.................................    800     12,912
   State Street Corp......................................... 10,000    445,700
   StellarOne Corp...........................................    500      6,860
   Sterling Bancorp..........................................    500      4,775
   Stewart Information Services Corp.........................    500     11,660
 #*Stifel Financial Corp.....................................  1,716     54,397
  *Suffolk Bancorp...........................................    100      1,502
  *Sun Bancorp, Inc..........................................    201        621
   SunTrust Banks, Inc.......................................  4,780    130,016
   Susquehanna Bancshares, Inc...............................  4,943     51,259
  *SVB Financial Group.......................................  1,200     67,908
  *SWS Group, Inc............................................    700      3,983
   Symetra Financial Corp....................................    532      6,357
   Synovus Financial Corp....................................  4,145     10,155
   T. Rowe Price Group, Inc..................................  1,500     97,410
 #*Taylor Capital Group, Inc.................................    494      9,228
   TCF Financial Corp........................................  6,235     71,328
   TD Ameritrade Holding Corp................................  2,892     45,375
   Territorial Bancorp, Inc..................................    368      8,317
 #*Texas Capital Bancshares, Inc.............................    900     42,723
  *TFS Financial Corp........................................  2,709     24,246
   Thomas Properties Group, Inc..............................    667      3,562
   Tompkins Financial Corp...................................    220      8,906
   Torchmark Corp............................................    200     10,118
   Tower Group, Inc..........................................  1,161     20,921
  #TowneBank.................................................    320      4,982
   Travelers Cos., Inc. (The)................................  6,200    439,828
  *Tree.com, Inc.............................................    172      2,485
   TriCo Bancshares..........................................    400      6,720
   TrustCo Bank Corp.........................................  1,858     10,368
   Trustmark Corp............................................  2,295     53,864
   U.S. Bancorp.............................................. 22,168    736,199
  #UMB Financial Corp........................................  1,030     45,866
   Umpqua Holdings Corp......................................  2,405     29,076
   Union First Market Bankshares Corp........................     21        330
  #United Bankshares, Inc....................................    834     19,874
  *United Community Banks, Inc...............................  2,088     18,166
   United Financial Bancorp, Inc.............................    400      6,148
   United Fire Group, Inc....................................    930     22,106
   Universal Insurance Holdings, Inc.........................  1,000      3,950
   Univest Corp. of Pennsylvania.............................    228      3,858
   Unum Group................................................  8,400    170,352
   Validus Holdings, Ltd.....................................  2,556     91,505
  #Valley National Bancorp...................................  3,168     30,856
   ViewPoint Financial Group, Inc............................    977     20,322
  *Virginia Commerce Bancorp, Inc............................    747      6,843
  *Virtus Investment Partners, Inc...........................    305     29,280
   Waddell & Reed Financial, Inc.............................    700     23,331
   Washington Banking Co.....................................    400      5,468
   Washington Federal, Inc...................................  3,765     63,177
   Washington Trust Bancorp, Inc.............................    300      8,097
  *Waterstone Financial, Inc.................................    700      3,780
   Webster Financial Corp....................................  2,216     48,752
   Wells Fargo & Co.......................................... 88,485  2,981,060
   WesBanco, Inc.............................................    533     11,726

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value+
                                                             ------ -----------
Financials -- (Continued)
   West Bancorporation, Inc.................................    300 $     3,273
  *West Coast Bancorp.......................................    369       8,125
  #Westamerica Bancorporation...............................    618      27,266
  *Western Alliance Bancorp.................................  1,707      17,514
   Westfield Financial, Inc.................................    600       4,374
   Westwood Holdings Group, Inc.............................     96       3,727
   Willis Group Holdings P.L.C..............................  2,269      76,397
  *Wilshire Bancorp, Inc....................................  1,449       9,433
  #Wintrust Financial Corp..................................    797      29,449
 #*World Acceptance Corp....................................    400      26,704
   WR Berkley Corp..........................................  2,502      97,303
   WSFS Financial Corp......................................     82       3,473
   XL Group P.L.C........................................... 13,031     322,387
  *Yadkin Valley Financial Corp.............................    200         640
   Zions Bancorporation.....................................  4,695     100,802
  *ZipRealty, Inc...........................................    700       1,848
                                                                    -----------
Total Financials............................................         29,874,803
                                                                    -----------
Health Care -- (10.7%)
  *Abaxis, Inc..............................................    400      14,712
   Abbott Laboratories...................................... 11,400     746,928
 #*ABIOMED, Inc.............................................     85       1,685
  *Accuray, Inc.............................................  1,334       9,285
  *Acorda Therapeutics, Inc.................................  1,213      29,051
   Aetna, Inc...............................................  6,375     278,587
  *Affymax, Inc.............................................    900      20,511
  *Affymetrix, Inc..........................................  1,997       6,330
   Agilent Technologies, Inc................................  3,800     136,762
  *Air Methods Corp.........................................    500      54,815
  *Alere, Inc...............................................  1,540      29,568
 #*Align Technology, Inc....................................  1,878      49,917
  *Alkermes P.L.C...........................................  2,904      53,811
   Allergan, Inc............................................  4,600     413,632
  *Allscripts Healthcare Solutions, Inc.....................  4,740      61,241
  *Almost Family, Inc.......................................    158       3,275
  *Alnylam Pharmaceuticals, Inc.............................     57         922
  *Alphatec Holdings, Inc...................................    583       1,003
  *Amedisys, Inc............................................  1,224      13,513
  *AMERIGROUP Corp..........................................  1,449     132,352
  #AmerisourceBergen Corp...................................    900      35,496
   Amgen, Inc...............................................  5,474     473,747
  *AMN Healthcare Services, Inc.............................  1,772      17,578
  *Amsurg Corp..............................................  1,312      37,418
   Analogic Corp............................................    500      36,830
  *AngioDynamics, Inc.......................................    377       4,045
  *Anika Therapeutics, Inc..................................    680       7,623
 #*Arena Pharmaceuticals, Inc...............................  1,500      11,865
  *Ariad Pharmaceuticals, Inc...............................  2,271      48,940
  *ArthroCare Corp..........................................  1,048      31,524
  *Astex Pharmaceuticals, Inc...............................    653       1,554
 #*athenahealth, Inc........................................    765      49,182
  *AtriCure, Inc............................................    100         642
   Bard (C.R.), Inc.........................................    868      83,493
   Baxter International, Inc................................  4,300     269,309
   Becton Dickinson & Co....................................  2,100     158,928
  *BioClinica, Inc..........................................    200       1,254
 #*BioCryst Pharmaceuticals, Inc............................    600       1,746
  *Biogen Idec, Inc.........................................  2,800     387,016
 #*Bio-Reference Labs, Inc..................................  1,000      27,760
  *BioScrip, Inc............................................  2,394      22,049
  *Boston Scientific Corp................................... 51,875     266,637

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Health Care -- (Continued)
 #*Bovie Medical Corp..........................................    300 $  1,125
   Bristol-Myers Squibb Co..................................... 17,431  579,581
  *Brookdale Senior Living, Inc................................  5,222  122,508
  *Bruker Corp.................................................  1,400   16,926
  *Cambrex Corp................................................    713    8,613
   Cantel Medical Corp.........................................  1,070   27,831
  *Capital Senior Living Corp..................................  1,099   17,672
   Cardinal Health, Inc........................................  3,600  148,068
  *CareFusion Corp.............................................  5,613  149,081
  *Catamaran Corp..............................................  1,188   56,026
  *Celgene Corp................................................  3,700  271,284
 #*Celldex Therapeutics, Inc...................................  1,699    9,361
  *Centene Corp................................................  1,600   60,768
  *Cepheid, Inc................................................  1,000   30,310
  *Cerner Corp.................................................  1,111   84,647
  *Charles River Laboratories International, Inc...............    730   27,244
  #Chemed Corp.................................................    700   47,075
  *Chindex International, Inc..................................    206    2,136
   Cigna Corp..................................................  4,697  239,547
  *Community Health Systems, Inc...............................  5,091  139,595
   Computer Programs & Systems, Inc............................    184    8,981
  *Conceptus, Inc..............................................  1,139   21,459
   CONMED Corp.................................................  1,261   34,879
   Cooper Cos., Inc. (The).....................................  2,104  201,942
  *Corvel Corp.................................................    433   18,415
 #*Covance, Inc................................................  1,146   55,822
   Coventry Health Care, Inc...................................  3,500  152,740
   Covidien P.L.C..............................................  4,400  241,780
  *Cross Country Healthcare, Inc...............................    700    3,080
   CryoLife, Inc...............................................    900    5,571
  *Cumberland Pharmaceuticals, Inc.............................    290    1,702
 #*Curis, Inc..................................................    900    3,429
  *Cutera, Inc.................................................    300    2,223
  *Cyberonics, Inc.............................................    600   27,750
  *Cynosure, Inc. Class A......................................    459   12,090
  *DaVita, Inc.................................................  1,100  123,772
   DENTSPLY International, Inc.................................  2,400   88,416
  *Depomed, Inc................................................  1,381    7,803
 #*Edwards Lifesciences Corp...................................  1,734  150,563
   Eli Lilly & Co..............................................  5,400  262,602
  *Emergent Biosolutions, Inc..................................    859   11,416
  *Emeritus Corp...............................................    948   21,283
  *Endo Health Solutions, Inc..................................  2,700   77,382
 #*Endocyte, Inc...............................................    561    5,369
   Ensign Group, Inc. (The)....................................    619   18,050
  *Enzon Pharmaceuticals, Inc..................................  1,612   10,591
  *Exactech, Inc...............................................    500    8,350
  *ExamWorks Group, Inc........................................    568    7,963
  *Express Scripts Holding Co..................................  6,275  386,164
  *Five Star Quality Care, Inc.................................  1,814    9,542
  *Furiex Pharmaceuticals, Inc.................................    175    3,355
 #*Genomic Health, Inc.........................................    200    6,250
  *Gentiva Health Services, Inc................................  1,425   13,395
  *Gilead Sciences, Inc........................................  7,400  496,984
  *Greatbatch, Inc.............................................  1,002   22,024
  *Haemonetics Corp............................................  1,072   87,582
  *Hanger, Inc.................................................  1,400   35,490
  *Harvard Bioscience, Inc.....................................    600    2,412
  *HCA Holdings, Inc...........................................  3,474   98,696
  *Health Management Associates, Inc. Class A.................. 11,318   82,621
  *Health Net, Inc.............................................  1,990   42,825

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Health Care -- (Continued)
  *HealthSouth Corp..........................................  1,633 $   36,138
  *HealthStream, Inc.........................................    600     15,324
  *Healthways, Inc...........................................  1,091     10,615
  *Henry Schein, Inc.........................................  1,951    143,945
   Hill-Rom Holdings, Inc....................................  1,679     47,163
  *Hi-Tech Pharmacal Co., Inc................................    200      6,270
 #*HMS Holdings Corp.........................................    353      8,151
  *Hologic, Inc..............................................  8,259    170,301
  *Hospira, Inc..............................................  4,740    145,471
   Humana, Inc...............................................  3,000    222,810
  *ICU Medical, Inc..........................................    460     27,292
 #*IDEXX Laboratories, Inc...................................    800     76,960
 #*Illumina, Inc.............................................    876     41,619
 #*Impax Laboratories, Inc...................................  1,900     40,375
 #*Incyte Corp...............................................  3,610     57,616
 #*Infinity Pharmaceuticals, Inc.............................    418      9,359
  *Integra LifeSciences Holdings Corp........................  1,064     40,698
   Invacare Corp.............................................    810     11,056
  *IPC The Hospitalist Co....................................    573     19,763
  *IRIS International, Inc...................................    200      3,898
  *Jazz Pharmaceuticals P.L.C................................  1,600     85,968
   Johnson & Johnson......................................... 26,043  1,844,365
  *Kindred Healthcare, Inc...................................  2,179     21,354
  *Laboratory Corp. of America Holdings......................    900     76,257
   Landauer, Inc.............................................    260     15,067
  *Lannet Co., Inc...........................................    400      1,764
   LeMaitre Vascular, Inc....................................    500      3,000
  *LHC Group, Inc............................................    689     12,071
  *Life Technologies Corp....................................  7,124    348,435
  *LifePoint Hospitals, Inc..................................  2,976    105,172
  *Luminex Corp..............................................    897     14,424
  *Magellan Health Services, Inc.............................  1,100     55,165
 #*Masimo Corp...............................................  2,577     56,617
   McKesson Corp.............................................  2,433    227,023
  *MedAssets, Inc............................................  2,569     45,548
 .*MedCath Corp..............................................    117        160
  *Medical Action Industries, Inc............................    300        885
  *Medicines Co. (The).......................................  1,438     31,521
   Medicis Pharmaceutical Corp. Class A......................  1,600     69,456
  *Medidata Solutions, Inc...................................    224      9,412
  *Medivation, Inc...........................................    628     32,103
 #*MEDNAX, Inc...............................................  2,100    144,858
   Medtronic, Inc............................................ 12,679    527,193
   Merck & Co., Inc.......................................... 39,796  1,815,891
  #Meridian Bioscience, Inc..................................    500      9,875
  *Merit Medical Systems, Inc................................  1,679     24,245
  *Metropolitan Health Networks, Inc.........................  1,557     17,018
  *Mettler Toledo International, Inc.........................    300     50,811
  *Molina Healthcare, Inc....................................  1,516     38,006
  *Momenta Pharmaceuticals, Inc..............................  1,446     18,335
  *MWI Veterinary Supply, Inc................................    430     45,159
  *Myrexis, Inc..............................................    213        511
  *Myriad Genetics, Inc......................................  2,499     65,399
   National Healthcare Corp..................................    500     23,810
  *Natus Medical, Inc........................................  1,182     13,357
 #*Novavax, Inc..............................................    700      1,470
  *NuVasive, Inc.............................................  1,987     28,653
  *Obagi Medical Products, Inc...............................    500      6,165
   Omnicare, Inc.............................................  4,650    160,564
  *Omnicell, Inc.............................................  1,529     22,293
  *Onyx Pharmaceuticals, Inc.................................  1,400    109,704

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Health Care -- (Continued)
  *OraSure Technologies, Inc.................................  1,200 $   10,872
  *Orexigen Therapeutics, Inc................................  1,800      9,594
  *Orthofix International NV.................................    449     17,807
  #Owens & Minor, Inc........................................  2,714     77,268
  *Palomar Medical Technologies, Inc.........................    595      5,135
  *PAREXEL International Corp................................  1,694     51,989
   Patterson Cos., Inc.......................................  3,919    130,895
  *PDI, Inc..................................................    200      1,370
  #PDL BioPharma, Inc........................................  4,050     30,172
   PerkinElmer, Inc..........................................  4,931    152,516
   Perrigo Co................................................    764     87,868
   Pfizer, Inc............................................... 63,534  1,580,091
 #*PhotoMedex, Inc...........................................      6         80
  *Pozen, Inc................................................    739      4,427
  *Progenics Pharmaceuticals, Inc............................    624      1,778
  *Providence Service Corp. (The)............................    412      4,202
  *PSS World Medical, Inc....................................  1,700     48,654
   Quality Systems, Inc......................................    993     17,328
   Quest Diagnostics, Inc....................................  3,376    194,863
 #*Questcor Pharmaceuticals, Inc.............................  1,000     25,480
 #*Quidel Corp...............................................  1,116     19,563
  *RadNet, Inc...............................................    600      1,560
  *Regeneron Pharmaceuticals, Inc............................    754    107,294
  *Repligen Corp.............................................    700      3,570
  #ResMed, Inc...............................................  2,676    106,879
  *Rigel Pharmaceuticals, Inc................................  1,688     15,040
  *Rochester Medical Corp....................................    271      2,843
 #*Rockwell Medical, Inc.....................................    300      2,157
  *RTI Biologics, Inc........................................  2,314      9,395
  *Salix Pharmaceuticals, Ltd................................  1,190     46,458
 #*Sangamo Biosciences, Inc..................................     26        145
  *Santarus, Inc.............................................    674      6,154
 #*SciClone Pharmaceuticals, Inc.............................  1,491      8,215
 #*Seattle Genetics, Inc.....................................  1,709     42,998
  *Select Medical Holdings Corp..............................  5,207     55,142
  *SIGA Technologies, Inc....................................    987      2,862
  *Sirona Dental Systems, Inc................................  2,300    131,698
  *Skilled Healthcare Group, Inc. Class A....................    700      5,439
  *Solta Medical, Inc........................................  2,296      6,773
  *Spectranetics Corp........................................    600      8,736
 #*Spectrum Pharmaceuticals, Inc.............................  1,060     11,830
   St. Jude Medical, Inc.....................................  3,029    115,890
  *Staar Surgical Co.........................................    500      3,220
  *Stereotaxis, Inc..........................................    130        229
   STERIS Corp...............................................  2,379     84,716
   Stryker Corp..............................................  2,200    115,720
  *Sun Healthcare Group, Inc.................................    400      3,384
  *Sunrise Senior Living, Inc................................  1,000     14,390
  *SurModics, Inc............................................    714     12,838
  *Symmetry Medical, Inc.....................................  1,345     12,320
  *Team Health Holdings, Inc.................................  1,265     33,662
   Teleflex, Inc.............................................  1,814    123,261
  *Tenet Healthcare Corp.....................................  1,375     32,450
  *Theragenics Corp..........................................    600        918
 #*Theravance, Inc...........................................    145      3,264
   Thermo Fisher Scientific, Inc.............................  2,362    144,224
  *Thoratec Corp.............................................  2,200     78,540
  *Tornier NV................................................    218      3,728
  *TranS1, Inc...............................................    300        825
  *Triple-S Management Corp. Class B.........................    800     14,432
   U.S. Physical Therapy, Inc................................    424     11,321

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value+
                                                             ------ -----------
Health Care -- (Continued)
   UnitedHealth Group, Inc.................................. 15,960 $   893,760
  *Universal American Corp..................................  1,945      17,583
   Universal Health Services, Inc. Class B..................    991      41,017
  *Vanguard Health Systems, Inc.............................     95         920
  *Varian Medical Systems, Inc..............................  1,519     101,408
  *Vascular Solutions, Inc..................................    600       9,042
  *VCA Antech, Inc..........................................  3,944      77,224
  *Vertex Pharmaceuticals, Inc..............................  1,922      92,717
 #*Vical, Inc...............................................  1,651       5,630
  *ViroPharma, Inc..........................................  2,036      51,409
 #*Vivus, Inc...............................................  1,241      18,491
   Warner Chilcott P.L.C....................................  1,900      22,002
  *Waters Corp..............................................  1,600     130,896
  *Watson Pharmaceuticals, Inc..............................  2,200     189,090
  *WellCare Health Plans, Inc...............................  1,400      66,640
   WellPoint, Inc...........................................  6,300     386,064
   West Pharmaceutical Services, Inc........................  1,600      86,192
  *Wright Medical Group, Inc................................  1,622      32,959
  *XenoPort, Inc............................................    111         914
   Young Innovations, Inc...................................    200       6,830
   Zimmer Holdings, Inc.....................................  5,344     343,138
                                                                    -----------
Total Health Care...........................................         22,689,003
                                                                    -----------
Industrials -- (11.7%)
   3M Co....................................................  5,334     467,258
   A.O. Smith Corp..........................................  2,200     133,694
   AAON, Inc................................................    750      15,735
   AAR Corp.................................................    500       7,545
   ABM Industries, Inc......................................  1,675      31,825
  *Acacia Research Corp.....................................  1,134      29,450
  *ACCO Brands Corp.........................................  3,257      23,581
   Aceto Corp...............................................  1,000      10,020
  #Acorn Energy, Inc........................................    200       1,702
   Actuant Corp. Class A....................................  2,893      81,698
  #Acuity Brands, Inc.......................................    600      38,820
  *ADT Corp. (The)..........................................  3,702     153,670
  *Advisory Board Co. (The).................................    600      28,500
  *AECOM Technology Corp....................................  4,952     106,319
  *Aegion Corp..............................................  1,176      21,721
  *Aerovironment, Inc.......................................    400       8,796
  *AGCO Corp................................................  3,296     150,001
  *Air Transport Services Group, Inc........................  1,100       4,235
   Aircastle, Ltd...........................................  2,100      23,373
   Alamo Group, Inc.........................................    400      13,400
  *Alaska Air Group, Inc....................................  1,200      45,888
   Albany International Corp. Class A.......................    300       6,591
  *Allegiant Travel Co......................................    300      21,822
   Alliant Techsystems, Inc.................................  1,232      70,581
   Altra Holdings, Inc......................................    600      10,812
   Amerco, Inc..............................................    300      34,662
  *Ameresco, Inc. Class A...................................    546       6,039
  *American Railcar Industries, Inc.........................    800      23,504
   American Science & Engineering, Inc......................    300      19,074
 #*American Superconductor Corp.............................    439       1,576
  *American Woodmark Corp...................................    400       9,200
   AMETEK, Inc..............................................  2,643      93,959
   Ampco-Pittsburgh Corp....................................    300       5,298
   Apogee Enterprises, Inc..................................  1,700      34,629
   Applied Industrial Technologies, Inc.....................  1,400      56,826
   Argan, Inc...............................................    200       3,558
   Armstrong World Industries, Inc..........................  1,196      61,953

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
  *Asset Acceptance Capital Corp............................... 1,176  $  7,503
   Asta Funding, Inc...........................................   300     2,814
  *Astec Industries, Inc....................................... 1,000    28,800
  *Astronics Corp..............................................   200     4,642
  *Astronics Corp. Class B.....................................    53     1,211
  *Atlas Air Worldwide Holdings, Inc...........................   511    28,100
   Avery Dennison Corp......................................... 5,104   165,268
  *Avis Budget Group, Inc...................................... 2,496    41,259
   AZZ, Inc....................................................   600    23,664
  *B/E Aerospace, Inc.......................................... 2,400   108,216
  *Babcock & Wilcox Co. (The).................................. 2,744    70,713
   Barnes Group, Inc........................................... 2,050    46,904
   Barrett Business Services, Inc..............................   297     8,860
 #*Beacon Roofing Supply, Inc.................................. 1,700    54,978
  #Belden, Inc................................................. 1,400    50,120
  *Blount International, Inc...................................   900    11,907
  *BlueLinx Holdings, Inc...................................... 1,115     2,353
   Boeing Co. (The)............................................ 4,800   338,112
   Brady Corp. Class A......................................... 1,950    59,982
   Briggs & Stratton Corp...................................... 2,000    39,500
   Brink's Co. (The)........................................... 1,000    26,310
  *Builders FirstSource, Inc...................................   800     4,408
   C.H. Robinson Worldwide, Inc................................   600    36,198
  *CAI International, Inc......................................   400     8,864
   Carlisle Cos., Inc.......................................... 1,958   108,767
   Cascade Corp................................................   500    32,495
  *Casella Waste Systems, Inc.. Class A........................   900     4,122
   Caterpillar, Inc............................................ 5,600   474,936
  *CBIZ, Inc................................................... 1,118     6,171
   CDI Corp....................................................   500     8,595
  #CECO Environmental Corp.....................................   600     5,310
   Celadon Group, Inc..........................................   500     8,550
   Ceradyne, Inc...............................................   900    31,464
  *Chart Industries, Inc....................................... 1,000    70,790
  #Cintas Corp................................................. 3,600   150,516
   CIRCOR International, Inc...................................   600    20,694
   CLAROC, Inc................................................. 1,400    63,336
  *Clean Harbors, Inc.......................................... 1,500    87,525
  *CNH Global NV...............................................   232    10,394
   Coleman Cable, Inc..........................................   153     1,452
 #*Colfax Corp................................................. 1,902    65,410
  *Columbus McKinnon Corp......................................   699    10,464
   Comfort Systems USA, Inc.................................... 1,453    15,838
  *Commercial Vehicle Group, Inc...............................   700     5,313
  *Consolidated Graphics, Inc..................................   280     8,263
   Con-way, Inc................................................   800    23,288
   Cooper Industries P.L.C..................................... 3,747   280,800
  *Copart, Inc................................................. 3,600   103,644
   Corporate Executive Board Co. (The).........................   600    26,976
   Corrections Corp. of America................................ 2,900    97,585
   Courier Corp................................................   400     4,820
  *CPI Aerostructures, Inc.....................................   300     3,303
  *CRA International, Inc......................................   400     6,696
   Crane Co....................................................   704    29,554
   Cubic Corp..................................................   800    39,040
   Cummins, Inc................................................ 2,740   256,409
   Danaher Corp................................................ 2,420   125,187
   Deere & Co.................................................. 3,500   299,040
  *Delta Air Lines, Inc........................................ 7,246    69,779
   Deluxe Corp................................................. 1,328    41,845
  *DigitalGlobe, Inc........................................... 1,300    33,722

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Dolan Co. (The)..........................................   1,291 $    5,977
  *Dollar Thrifty Automotive Group, Inc.....................     500     38,500
   Donaldson Co., Inc.......................................   4,000    129,080
   Douglas Dynamics, Inc....................................     841     12,775
   Dover Corp...............................................   3,270    190,379
  *Ducommun, Inc............................................     200      2,728
  #Dun & Bradstreet Corp. (The).............................   2,115    171,400
  *DXP Enterprises, Inc.....................................     400     19,692
  *Dycom Industries, Inc....................................   1,200     17,088
   Dynamic Materials Corp...................................     497      6,670
  #Eaton Corp...............................................   4,900    231,378
  *Echo Global Logistics, Inc...............................     662     11,128
   EMCOR Group, Inc.........................................   2,645     85,063
   Emerson Electric Co......................................   9,583    464,105
  *Encore Capital Group, Inc................................   1,237     35,873
   Encore Wire Corp.........................................     782     24,133
  *Energy Recovery, Inc.....................................     393      1,167
 #*EnerNOC, Inc.............................................     225      2,772
  *EnerSys, Inc.............................................   2,000     68,960
  *Engility Holdings, Inc...................................     441      8,379
   Ennis, Inc...............................................   1,000     15,300
  *EnPro Industries, Inc....................................     600     21,936
   Equifax, Inc.............................................   2,400    120,096
   ESCO Technologies, Inc...................................   1,418     53,090
  *Esterline Technologies Corp..............................   1,300     75,127
   Exelis, Inc..............................................   7,486     82,795
   Expeditors International of Washington, Inc..............   3,285    120,264
  *Exponent, Inc............................................     300     16,494
   Fastenal Co..............................................   4,596    205,441
  *Federal Signal Corp......................................   2,530     14,598
   FedEx Corp...............................................   2,758    253,708
  *Flow International Corp..................................     800      2,656
   Flowserve Corp...........................................     800    108,392
   Fluor Corp...............................................   2,337    130,521
  *Fortune Brands Home & Security, Inc......................   2,100     59,724
   Forward Air Corp.........................................     400     13,348
  *Franklin Covey Co........................................     400      4,808
   Franklin Electric Co., Inc...............................     700     40,558
   FreightCar America, Inc..................................     400      7,700
 #*FTI Consulting, Inc......................................   1,352     35,098
  *Fuel Tech, Inc...........................................     100        408
  *Furmanite Corp...........................................     891      4,500
   G & K Services, Inc. Class A.............................     393     12,674
   Gardner Denver, Inc......................................   1,600    110,928
  *Gencor Industries, Inc...................................     300      2,157
  *GenCorp, Inc.............................................   1,473     12,992
   Generac Holdings, Inc....................................   2,221     75,514
  *General Cable Corp.......................................   2,001     57,089
  *General Dynamics Corp....................................   2,700    183,816
   General Electric Co...................................... 121,041  2,549,123
 #*Genesee & Wyoming, Inc.. Class A.........................   1,400    101,458
   Geo Group, Inc. (The)....................................   1,920     53,222
  *GeoEye, Inc..............................................     422     13,238
  *Gibraltar Industries, Inc................................   1,098     13,681
   Global Power Equipment Group, Inc........................     464      7,842
   Gorman-Rupp Co. (The)....................................     500     13,500
  *GP Strategies Corp.......................................     500      9,625
   Graco, Inc...............................................   1,100     52,866
  *GrafTech International, Ltd..............................   2,200     23,122
   Graham Corp..............................................     200      3,594
   Granite Construction, Inc................................   1,048     31,660

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
   Great Lakes Dredge & Dock Corp..............................  2,200 $ 17,490
  *Greenbrier Cos., Inc........................................    300    5,223
   Griffon Corp................................................  1,772   17,986
   H&E Equipment Services, Inc.................................  1,296   19,725
   Harsco Corp.................................................  2,477   49,515
  *Hawaiian Holdings, Inc......................................  1,300    7,709
   Heartland Express, Inc......................................  2,000   27,900
  #HEICO Corp..................................................    640   24,723
   HEICO Corp. Class A.........................................    781   23,805
   Heidrick & Struggles International, Inc.....................    505    5,979
   Herman Miller, Inc..........................................  1,000   19,390
 #*Hertz Global Holdings, Inc.................................. 14,006  185,860
  *Hexcel Corp.................................................  3,195   81,664
  *Hill International, Inc.....................................  1,100    3,729
   HNI Corp....................................................  1,104   30,382
   Houston Wire & Cable Co.....................................    600    6,642
  *Hub Group, Inc. Class A.....................................    500   15,505
   Hubbell, Inc. Class B.......................................  1,724  144,333
  *Hudson Global, Inc..........................................    800    3,232
 #*Huntington Ingalls Industries, Inc..........................  1,601   67,850
  *Hurco Cos., Inc.............................................    200    4,596
  *Huron Consulting Group, Inc.................................    700   20,195
  *Hyster-Yale Materials Handling, Inc.........................    300   12,324
  *Hyster-Yale Materials Handling, Inc. Class B................    300   12,324
  *ICF International, Inc......................................    997   18,295
  #IDEX Corp...................................................  2,800  119,084
  *IHS, Inc....................................................    800   67,512
  *II-VI, Inc..................................................  1,213   20,027
   Ingersoll-Rand P.L.C........................................  6,258  294,314
  *InnerWorkings, Inc..........................................  1,200   17,304
  *Innovative Solutions & Support, Inc.........................    300    1,290
   Insperity, Inc..............................................    771   20,131
   Insteel Industries, Inc.....................................    594    6,890
  *Integrated Electrical Services, Inc.........................    300    1,620
   Interface, Inc..............................................  1,796   25,701
   International Shipholding Corp..............................    200    3,344
   Intersections, Inc..........................................    600    5,574
  #Iron Mountain, Inc..........................................  1,900   65,740
   ITT Corp....................................................  3,818   79,414
   J.B. Hunt Transport Services, Inc...........................    700   41,090
  *Jacobs Engineering Group, Inc...............................  5,203  200,784
 #*JetBlue Airways Corp........................................  9,342   49,419
   John Bean Technologies Corp.................................    808   12,459
  #Joy Global, Inc.............................................  1,200   74,940
   Kaman Corp..................................................    720   26,784
   Kansas City Southern........................................  1,900  152,874
  *KAR Auction Services, Inc...................................  1,147   22,940
   Kaydon Corp.................................................  1,423   31,818
   KBR, Inc....................................................  4,230  117,848
   Kelly Services, Inc. Class A................................  1,200   15,948
   Kennametal, Inc.............................................  1,619   57,345
  *Kforce, Inc.................................................  1,128   12,577
   Kimball International, Inc. Class B.........................    900   10,746
 #*Kirby Corp..................................................  2,083  119,731
   Knight Transportation, Inc..................................  1,700   25,704
   Knoll, Inc..................................................  1,300   18,707
  *Korn/Ferry International....................................  1,200   16,068
  *Kratos Defense & Security Solutions, Inc....................    330    1,818
   L.B. Foster Co. Class A.....................................    400   13,204
   L-3 Communications Holdings, Inc............................  2,493  183,983
  #Landstar System, Inc........................................    400   20,260

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
   Lawson Products, Inc........................................   196  $  1,394
  *Layne Christensen Co........................................   712    15,870
   Lennox International, Inc...................................   731    36,587
   Lincoln Electric Holdings, Inc.............................. 2,700   117,099
   Lindsay Corp................................................   350    26,730
  *LMI Aerospace, Inc..........................................   400     8,032
   Lockheed Martin Corp........................................ 3,100   290,377
   LSI Industries, Inc.........................................   600     4,068
  *Lydall, Inc.................................................   500     6,455
  *Magnetek, Inc...............................................    50       574
   Manitowoc Co., Inc. (The)................................... 4,992    71,136
   Manpower, Inc............................................... 2,484    94,243
   Marten Transport, Ltd.......................................   200     3,700
  #Masco Corp.................................................. 7,200   108,648
 #*MasTec, Inc................................................. 2,659    59,987
   McGrath RentCorp............................................   818    21,481
  *Meritor, Inc................................................   300     1,326
   Met-Pro Corp................................................   500     4,540
  *Michael Baker Corp..........................................   200     4,522
  *Middleby Corp...............................................   500    62,475
   Miller Industries, Inc......................................   400     6,140
   Mine Safety Appliances Co...................................   839    32,385
  *Mistras Group, Inc..........................................   854    18,865
  *Mobile Mini, Inc............................................ 1,154    20,103
  *Moog, Inc. Class A.......................................... 1,447    53,553
   MSC Industrial Direct Co., Inc. Class A.....................   700    52,220
   Mueller Industries, Inc.....................................   900    39,420
   Mueller Water Products, Inc. Class A........................ 5,594    29,145
   Multi-Color Corp............................................   319     7,248
  *MYR Group, Inc..............................................   900    19,062
   National Presto Industries, Inc.............................   173    12,863
  *Navigant Consulting, Inc.................................... 1,346    13,985
  *NCI Building Systems, Inc...................................   700     7,847
  *Nielsen Holdings NV......................................... 2,956    85,488
  *NN, Inc.....................................................   316     2,616
  #Nordson Corp................................................ 1,400    82,642
   Northrop Grumman Corp....................................... 3,000   206,070
  *Northwest Pipe Co...........................................   261     5,998
 #*Ocean Power Technologies, Inc...............................   200       496
  *Old Dominion Freight Line, Inc.............................. 3,300   110,682
  *Omega Flex, Inc.............................................    93     1,162
  *On Assignment, Inc.......................................... 1,218    23,239
  *Orbital Sciences Corp....................................... 1,796    24,066
  *Orion Energy Systems, Inc...................................   600       984
  *Orion Marine Group, Inc.....................................   472     3,158
  *Oshkosh Corp................................................ 1,967    58,971
  *Owens Corning, Inc.......................................... 6,280   210,945
   P.A.M. Transportation Services, Inc.........................   100       995
  #PACCAR, Inc................................................. 1,400    60,676
  #Pall Corp................................................... 2,113   133,034
  #Parker Hannifin Corp........................................ 1,600   125,856
  *Park-Ohio Holdings Corp.....................................   300     6,636
  *Patrick Industries, Inc.....................................   377     6,662
  *Pendrell Corp............................................... 2,291     2,726
  *Pentair, Inc................................................ 6,348   268,140
  *PGT, Inc....................................................   625     2,700
  *Pike Electric Corp..........................................   824     7,507
  #Pitney Bowes, Inc........................................... 3,903    56,047
 #*Polypore International, Inc.................................   552    19,475
 #*Portfolio Recovery Associates, Inc..........................   800    83,720
  *Powell Industries, Inc......................................   381    15,156

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
  *PowerSecure International, Inc..............................    500 $  3,230
   Precision Castparts Corp....................................    581  100,554
   Primoris Services Corp......................................  1,316   18,385
  *Quality Distribution, Inc...................................    400    3,440
   Quanex Building Products Corp...............................  1,000   19,770
  *Quanta Services, Inc........................................  6,233  161,622
   Raven Industries, Inc.......................................    600   16,374
   Raytheon Co.................................................  4,500  254,520
  *RBC Bearings, Inc...........................................    700   34,762
  #Regal-Beloit Corp...........................................  1,600  104,288
  *Republic Airways Holdings, Inc..............................    733    3,423
   Resources Connection, Inc...................................  1,538   18,979
  *Roadrunner Transportation Systems, Inc......................    537    9,360
  #Robbins & Myers, Inc........................................  1,357   80,443
  #Robert Half International, Inc..............................  2,644   71,097
   Rockwell Automation, Inc....................................  2,500  177,650
  #Rockwell Collins, Inc.......................................  2,000  107,160
   Rollins, Inc................................................  1,750   39,672
   Roper Industries, Inc.......................................  2,420  264,191
  *RPX Corp....................................................    200    2,106
 #*RR Donnelley & Sons Co......................................  9,659   96,783
  *Rush Enterprises, Inc. Class A..............................    887   16,853
   Ryder System, Inc...........................................  2,798  126,246
  *Saia, Inc...................................................    467   10,554
   Sauer-Danfoss, Inc..........................................  1,100   44,066
   Schawk, Inc.................................................    600    7,404
   SeaCube Container Leasing, Ltd..............................    371    6,871
  *Shaw Group, Inc. (The)......................................  3,101  135,793
   Simpson Manufacturing Co., Inc..............................  1,739   52,970
   SkyWest, Inc................................................    900    9,855
  *SL Industries, Inc..........................................    100    1,400
   Snap-on, Inc................................................  2,327  179,947
   Southwest Airlines Co....................................... 20,471  180,554
  *Spirit Aerosystems Holdings, Inc. Class A...................  3,604   56,331
  *Spirit Airlines, Inc........................................  1,400   24,570
   SPX Corp....................................................  2,340  160,501
  *Standard Parking Corp.......................................    400    9,140
   Standard Register Co. (The).................................    600      384
   Standex International Corp..................................    340   15,722
   Stanley Black & Decker, Inc.................................  5,564  385,585
   Steelcase, Inc. Class A.....................................  2,650   26,526
  *Stericycle, Inc.............................................    500   47,380
  *Sterling Construction Co., Inc..............................    400    3,560
   Sun Hydraulics Corp.........................................    700   18,648
  *SYKES Enterprises, Inc......................................  1,556   21,193
   TAL International Group, Inc................................  1,300   44,382
  *Taser International, Inc....................................  1,400   10,934
  *Team, Inc...................................................    600   19,668
  *Tecumseh Products Co. Class A...............................    400    2,012
  *Teledyne Technologies, Inc..................................  1,101   70,497
   Tennant Co..................................................    600   22,452
  *Terex Corp..................................................  4,023   90,719
  *Tetra Tech, Inc.............................................  1,901   49,312
  #Textainer Group Holdings, Ltd...............................  1,200   36,240
  #Textron, Inc................................................  6,205  156,428
  *Thermon Group Holdings, Inc.................................    151    3,751
   Timken Co...................................................  2,900  114,521
  #Titan International, Inc....................................  1,199   25,155
  *Titan Machinery, Inc........................................    400    9,460
   Toro Co. (The)..............................................  1,000   42,220
   Towers Watson & Co..........................................  1,555   83,519

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value+
                                                             ------ -----------
Industrials -- (Continued)
  *TransDigm Group, Inc.....................................  1,000 $   133,210
  *TRC Cos., Inc............................................    500       3,605
  *Trex Co., Inc............................................    400      13,976
  *Trimas Corp..............................................  1,169      29,319
   Trinity Industries, Inc..................................  1,300      40,664
   Triumph Group, Inc.......................................  2,000     130,840
  *TrueBlue, Inc............................................  1,200      15,660
  *Tutor Perini Corp........................................  1,011      10,252
  #Twin Disc, Inc...........................................    300       4,548
   Tyco International, Ltd..................................  7,404     198,945
  *Ultralife Corp...........................................    200         614
   UniFirst Corp............................................    600      41,742
   Union Pacific Corp.......................................    146      17,962
 #*United Continental Holdings, Inc.........................  6,748     129,629
   United Parcel Service, Inc. Class B......................  5,739     420,382
 #*United Rentals, Inc......................................  1,274      51,801
   United Stationers, Inc...................................    600      17,412
   United Technologies Corp.................................  8,986     702,346
   Universal Forest Products, Inc...........................    700      26,950
   URS Corp.................................................  3,026     101,310
 #*US Airways Group, Inc....................................  1,400      17,052
   US Ecology, Inc..........................................    600      14,238
 #*USG Corp.................................................  1,700      45,407
   UTi Worldwide, Inc.......................................  1,800      25,002
   Valmont Industries, Inc..................................    731      98,758
  *Verisk Analytics, Inc. Class A...........................  2,392     121,992
   Viad Corp................................................    809      17,159
  *Vicor Corp...............................................    600       3,828
  *Volt Information Sciences, Inc...........................    500       3,500
   VSE Corp.................................................    151       3,571
   W.W. Grainger, Inc.......................................    405      81,571
  *WABCO Holdings, Inc......................................  1,483      86,859
   Wabtec Corp..............................................  1,600     131,040
 #*Waste Connections, Inc...................................  3,588     117,794
  #Watsco, Inc..............................................  1,400      95,690
   Watts Water Technologies, Inc. Class A...................  1,100      44,253
  #Werner Enterprises, Inc..................................    900      20,844
  *WESCO International, Inc.................................  1,649     106,987
  *Willis Lease Finance Corp................................     78       1,109
   Woodward, Inc............................................  1,778      59,563
 #*XPO Logistics, Inc.......................................    325       4,462
   Xylem, Inc...............................................  3,586      86,996
                                                                    -----------
Total Industrials...........................................         24,731,273
                                                                    -----------
Information Technology -- (14.5%)
 #*3D Systems Corp..........................................  1,000      43,500
  *Accelrys, Inc............................................  1,845      16,513
   Accenture P.L.C. Class A.................................  7,811     526,540
  *ACI Worldwide, Inc.......................................    990      38,709
  *Actuate Corp.............................................  1,433       7,638
  *Acxiom Corp..............................................  2,515      45,899
  *Adobe Systems, Inc.......................................  6,389     217,226
 #ADTRAN, Inc...............................................  1,506      25,436
  *Advanced Energy Industries, Inc..........................    980      11,574
  *Advanced Micro Devices, Inc.............................. 17,440      35,752
  *Advent Software, Inc.....................................  1,800      39,060
  *Agilysys, Inc............................................    761       6,217
 #*Alliance Data Systems Corp...............................    600      85,830
  *Alpha & Omega Semiconductor, Ltd.........................    249       2,121
   Altera Corp..............................................  1,200      36,576
   Amdocs, Ltd..............................................  4,142     136,976

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Information Technology -- (Continued)
   American Software, Inc. Class A...........................    400 $    3,276
 #*Amkor Technology, Inc.....................................    768      3,318
   Amphenol Corp. Class A....................................    500     30,065
  *Amtech Systems, Inc.......................................    200        644
   Analog Devices, Inc.......................................  2,976    116,391
  *Anaren, Inc...............................................    400      7,212
 #*Ancestry.com, Inc.........................................  1,167     36,877
   Anixter International, Inc................................  1,157     67,823
  *ANSYS, Inc................................................    800     56,704
  *AOL, Inc..................................................  3,059    105,015
   Apple, Inc................................................  9,440  5,617,744
   Applied Materials, Inc.................................... 23,345    247,457
  *Arris Group, Inc..........................................  3,613     49,643
 #*Aruba Networks, Inc.......................................    766     13,918
 #*AsiaInfo-Linkage, Inc.....................................  2,100     21,000
  *Aspen Technology, Inc.....................................  1,456     36,080
  *ATMI, Inc.................................................    736     14,536
  *Autodesk, Inc.............................................  4,404    140,223
   Automatic Data Processing, Inc............................  4,289    247,861
   Avago Technologies, Ltd...................................  2,400     79,272
  *Avid Technology, Inc......................................  1,011      5,935
  *Avnet, Inc................................................  3,760    107,724
   Aware, Inc................................................    500      3,045
   Badger Meter, Inc.........................................    485     20,777
   Bel Fuse, Inc. Class B....................................    278      4,604
  *Benchmark Electronics, Inc................................  1,618     23,979
   Black Box Corp............................................    500     10,960
   Blackbaud, Inc............................................    400      9,508
  *Blucora, Inc..............................................  1,400     24,570
  *BMC Software, Inc.........................................  1,400     56,980
 #*Booz Allen Hamilton Holding Corp..........................    808     10,811
  *Bottomline Technologies, Inc..............................    938     21,949
   Broadcom Corp. Class A....................................  4,452    140,394
   Broadridge Financial Solutions, Inc.......................  3,521     80,807
  *Brocade Communications Systems, Inc.......................  8,924     47,297
  *BTU International, Inc....................................    200        390
   CA, Inc................................................... 12,859    289,585
   Cabot Microelectronics Corp...............................    468     13,946
  *CACI International, Inc. Class A..........................    900     45,387
 #*Cadence Design Systems, Inc...............................  4,100     51,906
  *CalAmp Corp...............................................    600      5,328
 #*Callidus Software, Inc....................................    100        464
  *Cardtronics, Inc..........................................    700     19,887
  *Cascade Microtech, Inc....................................    300      1,575
   Cass Information Systems, Inc.............................    220      9,233
  *CIBER, Inc................................................  2,092      6,527
  *Cirrus Logic, Inc.........................................  1,400     57,064
  *Cisco Systems, Inc........................................ 65,591  1,124,230
  *Clearfield, Inc...........................................    600      3,000
  #Cognex Corp...............................................  1,239     45,174
  *Cognizant Technology Solutions Corp. Class A..............  2,315    154,295
  *Cogo Group, Inc...........................................    700      1,799
  *Coherent, Inc.............................................    600     27,390
   Cohu, Inc.................................................    323      2,842
   Communications Systems, Inc...............................    300      3,108
  *CommVault Systems, Inc....................................    501     31,297
   Computer Sciences Corp....................................  5,757    175,301
  *Computer Task Group, Inc..................................    310      5,782
  *Compuware Corp............................................  9,617     83,283
  *comScore, Inc.............................................    268      3,798
   Comtech Telecommunications Corp...........................    364      9,162

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
 #*Concur Technologies, Inc....................................  1,400 $ 92,722
 #*Constant Contact, Inc.......................................    624    7,700
   Convergys Corp..............................................  4,349   73,107
  *CoreLogic, Inc..............................................  3,993   95,033
   Corning, Inc................................................  5,715   67,151
  *Cray, Inc...................................................  1,125   13,691
 #*Cree, Inc...................................................  3,644  110,523
  *CSG Systems International, Inc..............................    965   19,889
   CTS Corp....................................................    685    5,672
  *Cymer, Inc..................................................    537   42,794
   Daktronics, Inc.............................................    430    3,771
  *Datalink Corp...............................................    240    1,954
  *DealerTrack Holdings, Inc...................................  1,373   37,524
   Dell, Inc................................................... 20,200  186,446
 #*Demand Media, Inc...........................................  1,267   10,808
  *Dice Holdings, Inc..........................................  1,500   13,245
   Diebold, Inc................................................  2,480   73,780
  *Digi International, Inc.....................................      4       38
   Digimarc Corp...............................................    127    2,494
  *Digital River, Inc..........................................    936   13,422
  *Diodes, Inc.................................................    901   13,659
 #*Dolby Laboratories, Inc. Class A............................  1,265   39,961
  *DSP Group, Inc..............................................     10       55
   DST Systems, Inc............................................  1,700   96,968
  *DTS, Inc....................................................    453    9,504
  *Dynamics Research Corp......................................    300    1,935
   EarthLink, Inc..............................................  3,454   21,898
  *eBay, Inc................................................... 15,393  743,328
  #Ebix, Inc...................................................    960   20,918
  *Echelon Corp................................................    700    2,317
  *EchoStar Corp. Class A......................................    506   16,071
   Electro Rent Corp...........................................    804   12,639
   Electro Scientific Industries, Inc..........................  1,011   10,797
  *Electronics for Imaging, Inc................................  1,609   27,932
  *Ellie Mae, Inc..............................................    362    9,050
  *EMC Corp.................................................... 21,846  533,479
  *Emulex Corp.................................................  2,313   16,098
  *Entegris, Inc...............................................  2,893   23,752
  *Entropic Communications, Inc................................  1,500    7,215
  *Envestnet, Inc..............................................     90    1,258
   EPIQ Systems, Inc...........................................    988   12,063
  *ePlus, Inc..................................................    400   14,308
  *Equinix, Inc................................................  1,116  201,338
  *Euronet Worldwide, Inc......................................  1,560   31,652
  *Exar Corp...................................................  1,220   10,431
  *ExlService Holdings, Inc....................................    838   24,838
  *Extreme Networks............................................  1,476    4,812
  *F5 Networks, Inc............................................  1,000   82,480
  #FactSet Research Systems, Inc...............................    475   43,011
   Fair Isaac Corp.............................................    900   41,940
  *Fairchild Semiconductor International, Inc..................  2,940   34,574
  *FARO Technologies, Inc......................................    400   16,080
   FEI Co......................................................  1,200   66,060
 #*Finisar Corp................................................  1,723   19,849
  *Fiserv, Inc.................................................  1,600  119,904
  *FleetCor Technologies, Inc..................................  2,164  102,595
   Forrester Research, Inc.....................................    600   17,364
  *Fortinet, Inc...............................................  2,600   50,362
 #*Gartner Group, Inc..........................................  1,400   64,974
   Genpact, Ltd................................................  5,473   96,380
  *Global Cash Access Holdings, Inc............................  2,100   14,805

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Information Technology -- (Continued)
   Global Payments, Inc......................................  2,119 $   90,587
  *Globecomm Systems, Inc....................................    300      3,255
  *Google, Inc. Class A......................................  2,313  1,572,308
  *GSI Group, Inc............................................    618      4,802
  *GSI Technology, Inc.......................................    600      3,354
 #*GT Advanced Technologies, Inc.............................  2,386     10,355
  *Hackett Group, Inc. (The).................................    800      3,112
  *Harmonic, Inc.............................................  3,600     15,624
   Harris Corp...............................................  1,873     85,746
   Heartland Payment Systems, Inc............................  1,088     28,375
   Hewlett-Packard Co........................................ 34,503    477,867
  *Hittite Microwave Corp....................................    600     33,984
  *Hutchinson Technology, Inc................................    900      1,260
  *I.D. Systems, Inc.........................................    400      2,100
   IAC/InterActiveCorp.......................................  2,300    111,205
  *Identive Group, Inc.......................................     28         34
  *iGATE Corp................................................  1,502     24,107
  *iGo, Inc..................................................    500        130
  *Imation Corp..............................................    397      1,814
 #*Infinera Corp.............................................  3,206     15,774
  *Informatica Corp..........................................  1,100     29,854
  *Ingram Micro, Inc. Class A................................  4,277     65,010
  *Innodata, Inc.............................................    400      1,436
  *Inphi Corp................................................      6         50
  *Insight Enterprises, Inc..................................  1,400     22,638
  *Integrated Device Technology, Inc.........................    400      2,176
  *Integrated Silicon Solution, Inc..........................    700      5,985
  *Interactive Intelligence Group, Inc.......................    500     15,855
  *Internap Network Services Corp............................  1,900     13,015
   International Business Machines Corp......................  5,125    996,966
   Intersil Corp. Class A....................................  5,929     41,799
  *Intevac, Inc..............................................    500      2,500
   Intuit, Inc...............................................  3,300    196,086
 #*IPG Photonics Corp........................................    600     31,848
  *Itron, Inc................................................  1,279     52,516
  *Ixia......................................................  2,048     28,692
  *IXYS Corp.................................................    734      6,988
  #j2 Global, Inc............................................  1,401     42,086
   Jabil Circuit, Inc........................................  3,700     64,158
   Jack Henry & Associates, Inc..............................  2,600     98,800
  *JDA Software Group, Inc...................................  1,352     51,565
  *JDS Uniphase Corp.........................................  5,958     57,733
  *Juniper Networks, Inc.....................................  8,006    132,659
  *Kemet Corp................................................    318      1,444
  *Kenexa Corp...............................................    770     35,389
  *Key Tronic Corp...........................................    334      3,791
 #*KIT Digital, Inc..........................................    577      1,604
  #KLA-Tencor Corp...........................................  1,000     46,520
  *Kopin Corp................................................  1,468      5,520
  *Kulicke & Soffa Industries, Inc...........................  1,493     15,318
  *KVH Industries, Inc.......................................     99      1,368
 #*Lam Research Corp.........................................  3,239    114,661
  #Lender Processing Services, Inc...........................  2,438     58,780
  #Lexmark International, Inc. Class A.......................  3,325     70,690
  *Limelight Networks, Inc...................................  1,080      2,279
   Linear Technology Corp....................................  2,200     68,772
  *LinkedIn Corp. Class A....................................    791     84,582
  *Lionbridge Technologies, Inc..............................    715      2,267
 #*Liquidity Services, Inc...................................    500     20,615
   Littlefuse, Inc...........................................    600     32,160
  *LogMeIn, Inc..............................................    235      5,800

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Information Technology -- (Continued)
   Loral Space & Communications, Inc.........................    509 $   40,038
  *LSI Corp.................................................. 13,353     91,468
  *LTX-Credence Corp.........................................    933      5,197
  *Magnachip Semiconductor Corp..............................  1,000     11,250
  *Manhattan Associates, Inc.................................    300     18,000
   Marchex, Inc. Class B.....................................    700      2,863
   Marvell Technology Group, Ltd............................. 13,645    107,659
   Maxim Integrated Products, Inc............................    820     22,570
   MAXIMUS, Inc..............................................    875     48,282
  *Measurement Specialties, Inc..............................    532     17,349
  *MEMC Electronic Materials, Inc............................  2,500      6,300
  *MEMSIC, Inc...............................................    500        875
  *Mentor Graphics Corp......................................  3,762     58,386
  *Mercury Computer Systems, Inc.............................     52        426
   Methode Electronics, Inc..................................  1,300     13,156
   Micrel, Inc...............................................    500      4,845
  #Microchip Technology, Inc.................................    500     15,675
  *Micron Technology, Inc.................................... 26,111    141,652
 #*MICROS Systems, Inc.......................................  1,400     63,546
  *Microsemi Corp............................................  2,184     41,933
   Microsoft Corp............................................ 88,224  2,517,472
  *MIPS Technologies, Inc....................................    700      4,893
   MKS Instruments, Inc......................................  1,205     28,474
  *ModusLink Global Solutions, Inc...........................  1,100      3,223
  *MoneyGram International, Inc..............................    407      6,325
  *Monolithic Power Systems, Inc.............................    610     11,852
   Monotype Imaging Holdings, Inc............................  1,050     16,076
 #*Monster Worldwide, Inc....................................  4,944     30,752
   Motorola Solutions, Inc...................................  3,414    176,436
  *Move, Inc.................................................    995      8,249
   MTS Systems Corp..........................................    534     26,919
  *Multi-Fineline Electronix, Inc............................    722     15,263
   National Instruments Corp.................................  2,908     68,512
  *NCI, Inc. Class A.........................................    100        562
  *NCR Corp..................................................  3,777     80,375
  *NetApp, Inc...............................................  2,482     66,766
 #*NETGEAR, Inc..............................................  1,100     39,061
 #*NetList, Inc..............................................    400        440
  *NetScout Systems, Inc.....................................  1,100     27,203
 #*NetSuite, Inc.............................................    849     53,920
  *NeuStar, Inc. Class A.....................................  1,861     68,094
  *Newport Corp..............................................  1,290     13,958
 #*Nuance Communications, Inc................................  3,131     69,696
  *NVIDIA Corp............................................... 19,941    238,694
  *Official Payments Holdings, Inc...........................    256      1,308
  *OmniVision Technologies, Inc..............................  1,069     15,287
  *ON Semiconductor Corp..................................... 18,504    113,800
  *Online Resources Corp.....................................    500      1,440
 #*OpenTable, Inc............................................     76      3,570
  *Oplink Communications, Inc................................    800     11,888
   OPNET Technologies, Inc...................................    400     16,972
   Oracle Corp............................................... 38,297  1,189,122
  *OSI Systems, Inc..........................................    500     39,625
  *PAR Technology Corp.......................................    300      1,605
  *Parametric Technology Corp................................  3,100     62,558
   Park Electrochemical Corp.................................    523     12,981
  *Perceptron, Inc...........................................    200      1,056
  *Perficient, Inc...........................................  1,076     12,234
  *Pericom Semiconductor Corp................................    400      3,092
  *Pervasive Software, Inc...................................    400      3,432
  *Photronics, Inc...........................................    735      3,594

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
   Plantronics, Inc............................................  1,100 $ 35,684
  *Plexus Corp.................................................  1,200   32,292
  *PMC-Sierra, Inc.............................................  7,989   37,389
 #*Polycom, Inc................................................  3,600   36,072
   Power Integrations, Inc.....................................    500   14,790
 #*Power-One, Inc..............................................  3,887   15,665
  *PRGX Global, Inc............................................    400    3,128
  *Progress Software Corp......................................  1,723   33,978
   Pulse Electronics Corp......................................    348      191
  *QLogic Corp.................................................  3,968   37,220
   QUALCOMM, Inc............................................... 15,268  894,323
  *QuinStreet, Inc.............................................    195    1,193
  *Rackspace Hosting, Inc......................................  1,436   91,459
  *Radisys Corp................................................    732    2,079
  *RealNetworks, Inc...........................................    971    7,350
 #*RealPage, Inc...............................................    386    8,426
  *Red Hat, Inc................................................    626   30,780
  *Responsys, Inc..............................................    798    7,134
   Richardson Electronics, Ltd.................................    500    5,825
   Rimage Corp.................................................    208    1,244
  *Rofin-Sinar Technologies, Inc...............................    926   16,862
  *Rogers Corp.................................................    581   22,897
 #*Rosetta Stone, Inc..........................................    353    4,134
  *Rovi Corp...................................................    700    9,471
  *Rudolph Technologies, Inc...................................    522    4,964
  *Saba Software, Inc..........................................    600    6,048
  *SAIC, Inc...................................................  6,405   70,391
 #*Salesforce.com, Inc.........................................  1,225  178,826
  *Sanmina-SCI Corp............................................  1,519   13,504
  *Sapient Corp................................................  3,942   40,524
  *ScanSource, Inc.............................................    825   24,131
  *SeaChange International, Inc................................    400    3,620
   Seagate Technology..........................................  6,300  172,116
 #*Semtech Corp................................................  1,211   30,239
 #*Silicon Graphics International Corp.........................    600    4,632
  *Silicon Image, Inc..........................................  1,800    7,920
  *Silicon Laboratories, Inc...................................  1,870   75,585
  *Skyworks Solutions, Inc.....................................  2,333   54,592
  *Smith Micro Software, Inc...................................    500      625
  *SolarWinds, Inc.............................................  1,200   60,708
  #Solera Holdings, Inc........................................  1,500   70,215
  *Sonus Networks, Inc.........................................  7,043   13,100
 #*Sourcefire, Inc.............................................    400   17,116
  *Spansion, Inc. Class A......................................    346    3,837
  *SS&C Technologies Holdings, Inc.............................  2,690   64,641
  *Stamps.com, Inc.............................................    276    7,596
  *StarTek, Inc................................................    200      580
 #*STEC, Inc...................................................  1,100    6,457
  *Super Micro Computer, Inc...................................  1,013    8,013
  *Support.com, Inc............................................  1,000    4,640
  *Sycamore Networks, Inc......................................    151      873
  *Symantec Corp............................................... 12,943  235,433
  *Symmetricom, Inc............................................  1,146    7,048
 #*Synaptics, Inc..............................................    678   15,702
  *SYNNEX Corp.................................................  1,200   38,868
  *Synopsys, Inc...............................................  2,400   77,280
   Syntel, Inc.................................................    900   53,649
  *Take-Two Interactive Software, Inc..........................  1,991   22,200
  *TE Connectivity, Ltd........................................  3,196  102,847
  *Tech Data Corp..............................................  1,421   62,965
  *TechTarget, Inc.............................................    844    4,034

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value+
                                                             ------ -----------
Information Technology -- (Continued)
  *TeleNav, Inc.............................................    911 $     6,413
  *TeleTech Holdings, Inc...................................  1,480      24,923
   Tellabs, Inc............................................. 11,566      33,773
   Telular Corp.............................................    422       4,216
  *Teradata Corp............................................  1,800     122,958
  *Teradyne, Inc............................................  6,370      93,129
   Tessco Technologies, Inc.................................    126       2,621
   Tessera Technologies, Inc................................    318       4,506
   Texas Instruments, Inc................................... 10,111     284,018
   TheStreet, Inc...........................................    700       1,134
 #*THQ, Inc.................................................    140         396
  *TIBCO Software, Inc......................................  3,100      78,151
  *TNS, Inc.................................................    600       8,592
   Total System Services, Inc...............................  1,400      31,486
  *Transact Technologies, Inc...............................    300       2,322
  *Travelzoo, Inc...........................................    400       7,140
  *Trimble Navigation, Ltd..................................  1,363      64,306
  *TriQuint Semiconductor, Inc..............................  2,476      11,637
  *TTM Technologies, Inc....................................    501       4,509
  *Tyler Technologies, Inc..................................    400      19,124
  *Ultimate Software Group, Inc.............................    351      35,577
  *Ultratech, Inc...........................................    500      15,455
  *Unisys Corp..............................................  1,400      23,870
   United Online, Inc.......................................  1,973      10,575
  *Unwired Planet, Inc......................................  1,900       2,679
  *ValueClick, Inc..........................................  1,900      31,673
 #*Veeco Instruments, Inc...................................    800      24,560
 #*VeriFone Systems, Inc....................................  1,315      38,977
 #*Verint Systems, Inc......................................    624      17,016
 #*ViaSat, Inc..............................................  1,100      42,724
  *Viasystems Group, Inc....................................    156       2,388
  *Video Display Corp.......................................     37         132
  *Virtusa Corp.............................................    804      13,797
   Visa, Inc................................................  1,926     267,252
 #*Vishay Intertechnology, Inc..............................  4,148      34,345
  *Vishay Precision Group, Inc..............................    335       4,372
 #*VistaPrint NV............................................    852      25,960
 #*VMware, Inc. Class A.....................................    700      59,339
  *Volterra Semiconductor Corp..............................    429       7,795
  *Web.com Group, Inc.......................................  1,200      18,936
  *Websense, Inc............................................    406       5,367
  *Westell Technologies, Inc. Class A.......................    700       1,428
   Western Digital Corp.....................................  7,142     244,471
  *WEX, Inc.................................................  1,150      84,847
   Xerox Corp............................................... 35,636     229,496
   Xilinx, Inc..............................................  4,027     131,925
  *XO Group, Inc............................................    950       7,648
  *Yahoo!, Inc.............................................. 15,190     255,344
  *Zebra Technologies Corp. Class A.........................  2,039      73,261
  *Zix Corp.................................................    857       2,485
  *Zygo Corp................................................    500       9,310
                                                                    -----------
Total Information Technology................................         30,701,617
                                                                    -----------
Materials -- (4.3%)
   A. Schulman, Inc.........................................  1,031      26,455
  *AEP Industries, Inc......................................    100       6,393
   Air Products & Chemicals, Inc............................  1,854     143,741
   Airgas, Inc..............................................  1,600     142,352
   Albemarle Corp...........................................  1,503      82,830
   Alcoa, Inc............................................... 31,273     268,010
   Allegheny Technologies, Inc..............................  1,542      40,632

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Materials -- (Continued)
  *Allied Nevada Gold Corp.....................................  1,397 $ 51,577
  #AMCOL International Corp....................................    667   21,064
  *American Pacific Corp.......................................    200    2,644
   American Vanguard Corp......................................    800   28,584
   AptarGroup, Inc.............................................  1,990  102,047
  *Arabian American Development Co.............................    500    4,270
   Ashland, Inc................................................  1,065   75,775
   Balchem Corp................................................    834   29,048
   Ball Corp...................................................  2,600  111,358
   Bemis Co., Inc..............................................  6,161  203,621
   Boise, Inc..................................................  3,993   33,501
   Buckeye Technologies, Inc...................................  2,150   56,330
   Cabot Corp..................................................  2,600   92,976
  *Calgon Carbon Corp..........................................  2,500   30,975
  #Carpenter Technology Corp...................................  1,291   62,756
   Celanese Corp. Class A......................................  1,900   72,181
   Chase Corp..................................................    200    3,686
  *Chemtura Corp...............................................  3,210   51,135
  *Clearwater Paper Corp.......................................    700   27,678
  #Cliffs Natural Resources, Inc...............................  1,700   61,659
   Commercial Metals Co........................................  3,900   53,664
  #Compass Minerals International, Inc.........................    800   63,080
  *Contango ORE, Inc...........................................     50      338
  *Crown Holdings, Inc.........................................  2,284   87,363
   Deltic Timber Corp..........................................    200   13,572
  #Domtar Corp.................................................  1,800  143,550
   Dow Chemical Co. (The)......................................  7,990  234,107
   E.I. du Pont de Nemours & Co................................  3,400  151,368
   Eagle Materials, Inc........................................  1,900  100,643
   Eastman Chemical Co.........................................  3,437  203,608
   Ecolab, Inc.................................................  3,810  265,176
 #*Flotek Industries, Inc......................................    400    4,444
   FMC Corp....................................................  1,800   96,336
   Freeport-McMoRan Copper & Gold, Inc.........................  7,700  299,376
   FutureFuel Corp.............................................    500    5,895
 #*General Moly, Inc...........................................    805    2,978
   Georgia Gulf Corp...........................................    975   34,505
   Globe Specialty Metals, Inc.................................  1,053   15,827
  *Graphic Packaging Holding Co................................ 11,595   68,642
   Greif, Inc. Class A.........................................    448   18,798
   H.B. Fuller Co..............................................  3,100   94,240
   Hawkins, Inc................................................    400   15,640
   Haynes International, Inc...................................    300   15,204
  *Headwaters, Inc.............................................  1,600   11,504
  *Horsehead Holding Corp......................................    600    5,430
   Huntsman Corp...............................................  7,232  108,769
   Innophos Holdings, Inc......................................    600   28,590
  *Innospec, Inc...............................................    700   22,666
   International Flavors & Fragrances, Inc.....................    900   58,158
   International Paper Co......................................  5,892  211,110
  *Intrepid Potash, Inc........................................  2,000   43,460
   Kaiser Aluminum Corp........................................    650   39,377
  *KapStone Paper & Packaging Corp.............................  1,800   39,546
   KMG Chemicals, Inc..........................................    300    5,124
  *Kraton Performance Polymers, Inc............................  1,172   25,573
  #Kronos Worldwide, Inc.......................................  1,200   16,020
  *Landec Corp.................................................    600    6,492
  *Louisiana-Pacific Corp......................................  3,500   55,265
  *LyondellBasell Industries NV Class A........................  2,972  158,675
  #Martin Marietta Materials, Inc..............................    906   74,573
   Materion Corp...............................................    900   18,855

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Materials -- (Continued)
 #*McEwen Mining, Inc........................................  1,622 $    7,883
   MeadWestvaco Corp.........................................  5,935    176,210
  *Mercer International, Inc.................................  1,307      9,136
  *Metals USA Holdings Corp..................................    981     14,303
   Minerals Technologies, Inc................................  1,000     71,660
 #*Molycorp, Inc.............................................    770      8,008
   Monsanto Co...............................................  4,297    369,843
  *Mosaic Co. (The)..........................................  3,394    177,642
   Myers Industries, Inc.....................................  1,200     17,796
   Neenah Paper, Inc.........................................    600     15,540
   NewMarket Corp............................................    200     54,262
   Noranda Aluminum Holding Corp.............................  2,079     12,744
   Nucor Corp................................................  5,000    200,650
   Olympic Steel, Inc........................................    300      5,400
  *OM Group, Inc.............................................    694     14,040
  *Omnova Solutions, Inc.....................................  1,400     10,976
  *Owens-Illinois, Inc.......................................  5,866    114,328
   P.H. Glatfelter Co........................................    900     16,029
   Packaging Corp. of America................................  2,823     99,567
  *Penford Corp..............................................    200      1,540
   PPG Industries, Inc.......................................  1,300    152,204
   Praxair, Inc..............................................  3,000    318,630
   Reliance Steel & Aluminum Co..............................  2,837    154,163
   Rock-Tenn Co. Class A.....................................  1,529    111,908
   Rockwood Holdings, Inc....................................  2,053     94,233
   Royal Gold, Inc...........................................  1,945    171,316
   RPM International, Inc....................................  2,960     78,914
  *RTI International Metals, Inc.............................  1,265     28,829
   Schweitzer-Mauduit International, Inc.....................  1,000     35,030
  #Scotts Miracle-Gro Co. Class A (The)......................  1,401     59,977
   Sealed Air Corp...........................................  8,232    133,523
  *Senomyx, Inc..............................................    300        522
   Sensient Technologies Corp................................  2,676     97,353
   Sherwin-Williams Co. (The)................................  1,600    228,128
  #Sigma-Aldrich Corp........................................  1,600    112,224
   Silgan Holdings, Inc......................................  1,973     85,451
  *Solitario Exploration & Royalty Corp......................  1,000      1,600
   Sonoco Products Co........................................  4,151    129,221
  #Southern Copper Corp......................................  3,250    123,825
  *Spartech Corp.............................................  1,000      8,560
   Steel Dynamics, Inc.......................................  3,141     39,734
   Stepan Co.................................................    300     28,740
 #*Stillwater Mining Co......................................  2,261     23,537
  *SunCoke Energy, Inc.......................................  1,873     30,099
   Synalloy Corp.............................................    300      4,131
  *Texas Industries, Inc.....................................  1,100     47,443
  #Titanium Metals Corp......................................  6,300     73,773
  *United States Lime & Minerals, Inc........................    200      8,762
  *Universal Stainless & Alloy Products, Inc.................    400     13,760
  #Valhi, Inc................................................  3,135     39,313
   Valspar Corp..............................................  3,600    201,708
   Vulcan Materials Co.......................................  1,404     64,542
   Wausau Paper Corp.........................................  2,700     22,329
   Westlake Chemical Corp....................................    700     53,242
   Worthington Industries, Inc...............................  4,500     97,290
   Zep, Inc..................................................    611      8,756
  *Zoltek Cos., Inc..........................................  1,500     10,275
                                                                     ----------
Total Materials..............................................         9,041,421
                                                                     ----------
Telecommunication Services -- (2.4%)
   AT&T, Inc................................................. 60,249  2,084,013

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Telecommunication Services -- (Continued)
   Atlantic Tele-Network, Inc................................    800 $   33,152
 #*Boingo Wireless, Inc......................................    666      4,875
   CenturyLink, Inc..........................................  6,253    239,990
 #*Cincinnati Bell, Inc......................................  9,300     48,453
   Consolidated Communications Holdings, Inc.................  1,388     21,431
  *General Communications, Inc. Class A......................  2,200     19,228
 #*Hawaiian Telcom Holdco, Inc...............................     33        563
   HickoryTech Corp..........................................    380      4,047
   IDT Corp. Class B.........................................    445      4,503
  *Iridium Communications, Inc...............................  3,706     27,387
 #*Leap Wireless International, Inc..........................  1,800      9,612
   Lumos Networks Corp.......................................    700      5,509
  *MetroPCS Communications, Inc..............................  4,596     46,925
  *Neutral Tandem, Inc.......................................  1,747      8,071
   NTELOS Holdings Corp......................................    700     10,675
  *ORBCOMM, Inc..............................................    218        763
  *Premiere Global Services, Inc.............................  2,546     21,641
   Primus Telecommunications Group, Inc......................    482      7,052
   Shenandoah Telecommunications Co..........................    800     12,576
  *Sprint Nextel Corp........................................ 74,079    410,398
   Telephone & Data Systems, Inc.............................  2,230     55,460
  *United States Cellular Corp...............................    691     25,560
   USA Mobility, Inc.........................................    700      7,735
   Verizon Communications, Inc............................... 44,056  1,966,660
  *Vonage Holdings Corp......................................  2,100      4,767
  #Windstream Corp...........................................  3,850     36,729
                                                                     ----------
Total Telecommunication Services.............................         5,117,775
                                                                     ----------
Utilities -- (3.3%)
   AGL Resources, Inc........................................  3,547    144,824
   Alliant Energy Corp.......................................  1,936     86,539
   Ameren Corp...............................................  1,900     62,472
   American Electric Power Co., Inc..........................  5,600    248,864
   American States Water Co..................................    600     26,412
   American Water Works Co., Inc.............................  3,000    110,220
   Aqua America, Inc.........................................  3,950    100,290
  #Artesian Resources Corp. Class A..........................    200      4,602
   Atmos Energy Corp.........................................  1,200     43,164
   Black Hills Corp..........................................    700     25,039
 #*Cadiz, Inc................................................    200      1,720
   California Water Service Group............................  1,244     22,914
  *Calpine Corp.............................................. 13,700    241,120
   CenterPoint Energy, Inc...................................  6,250    135,438
   CH Energy Group, Inc......................................    555     36,092
   Chesapeake Utilities Corp.................................    200      9,394
   Cleco Corp................................................  1,310     56,526
   CMS Energy Corp...........................................  5,802    141,105
   Connecticut Water Services, Inc...........................    367     11,241
   Consolidated Edison, Inc..................................  2,600    156,988
   Consolidated Water Co., Ltd...............................    163      1,280
   Delta Natural Gas Co., Inc................................    149      2,929
   Dominion Resources, Inc...................................  4,726    249,438
   DTE Energy Co.............................................  2,700    167,670
   Duke Energy Corp..........................................  3,691    242,462
 #*Dynegy, Inc...............................................     57      1,066
   Edison International, Inc.................................  4,400    206,536
   El Paso Electric Co.......................................    693     23,555
   Empire District Electric Co. (The)........................    800     17,368
   Entergy Corp..............................................  1,500    108,870
   Exelon Corp...............................................  6,223    222,659
   Gas Natural, Inc..........................................    100        998

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------ ------------
Utilities -- (Continued)
   Genie Energy, Ltd. Class B..............................    400 $      2,804
  *GenOn Energy, Inc....................................... 29,997       77,092
   Hawaiian Electric Industries, Inc.......................  2,900       75,052
   IDACORP, Inc............................................  1,400       62,608
  #Integrys Energy Group, Inc..............................  1,779       96,137
  #ITC Holdings Corp.......................................  1,281      101,993
   Laclede Group, Inc. (The)...............................    556       23,152
   MDU Resources Group, Inc................................  3,910       84,964
   MGE Energy, Inc.........................................  1,000       52,640
   National Fuel Gas Co....................................    549       28,932
  #New Jersey Resources Corp...............................    800       35,568
   NextEra Energy, Inc.....................................  5,000      350,300
   NiSource, Inc...........................................  5,320      135,500
   Northeast Utilities, Inc................................  5,499      216,111
   Northwest Natural Gas Co................................    820       38,155
   NorthWestern Corp.......................................  1,003       35,917
  #NRG Energy, Inc.........................................  9,056      195,247
   NV Energy, Inc..........................................  8,123      154,418
   OGE Energy Corp.........................................  1,457       83,894
   ONEOK, Inc..............................................  3,590      169,807
   Ormat Technologies, Inc.................................  1,700       32,351
   Otter Tail Corp.........................................  1,233       29,752
  #Pepco Holdings, Inc.....................................  3,907       77,632
   PG&E Corp...............................................  2,291       97,413
  #Piedmont Natural Gas Co.................................  1,638       52,203
   Pinnacle West Capital Corp..............................  1,900      100,643
   Public Service Enterprise Group, Inc....................  6,200      198,648
   Questar Corp............................................  6,400      129,536
   SCANA Corp..............................................  1,818       89,227
   Sempra Energy...........................................    800       55,800
   SJW Corp................................................    500       12,120
   South Jersey Industries, Inc............................    408       20,641
   Southern Co. (The)......................................  6,936      324,882
   Southwest Gas Corp......................................    900       39,123
   TECO Energy, Inc........................................  5,127       91,619
   UGI Corp................................................  3,497      112,918
   UIL Holdings Corp.......................................  1,600       57,872
   Unitil Corp.............................................    600       15,954
   UNS Energy Corp.........................................    600       25,584
   Vectren Corp............................................  1,800       53,226
  #Westar Energy, Inc......................................  4,495      133,502
   WGL Holdings, Inc.......................................  1,570       62,439
   Wisconsin Energy Corp...................................  4,200      161,574
   Xcel Energy, Inc........................................  4,400      124,300
   York Water Co...........................................    300        5,211
                                                                   ------------
Total Utilities............................................           7,034,256
                                                                   ------------
TOTAL COMMON STOCKS........................................         194,175,131
                                                                   ------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc.......................................     11          774
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  *Capital Bank Financial Corp. Contingent Value Rights....    300           66
 .*CVR Energy, Inc. Contingent Value Rights................  2,897           --
  *Dynegy, Inc.............................................    896        1,451
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17...........     20           --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17...........     20           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS......................................               1,517
                                                                   ------------

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                         Shares       Value+
                                                        ---------- ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares..............................    872,198 $    872,198
                                                                   ------------

                                                         Shares/
                                                          Face
                                                         Amount
                                                          (000)
                                                        ----------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund.....................  1,452,357   16,803,772
   @Repurchase Agreement, JPMorgan Securities LLC
       0.30%, 11/01/12 (Collateralized by $103,002
       FNMA, rates ranging from 2.500% to 5.500%,
       maturities ranging from 10/01/22 to 07/01/42,
       valued at $103,312) to be repurchased at
       $100,000........................................ $      100       99,999
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              16,903,771
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $174,131,259)..................................            $211,953,391
                                                                   ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                              Shares  Value++
                                                              ------- --------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (6.0%)
   Acrux, Ltd................................................   2,216 $  7,445
   Adelaide Brighton, Ltd....................................  17,121   56,282
   AGL Energy, Ltd...........................................   6,619   99,820
 #*ALS, Ltd..................................................   2,695   25,871
  #Alumina, Ltd..............................................  40,595   40,523
   Amalgamated Holdings, Ltd.................................   2,408   16,990
   Amcor, Ltd................................................  17,823  146,012
   AMP, Ltd..................................................  30,715  146,135
   Ansell, Ltd...............................................   3,364   54,507
   AP Eagers, Ltd............................................   1,880    7,419
   APA Group, Ltd............................................  17,435   93,322
   APN News & Media, Ltd.....................................   5,205    1,995
 #*Aquarius Platinum, Ltd....................................   3,816    2,264
 #*Aquila Resources, Ltd.....................................     940    2,617
   Arrium, Ltd...............................................  37,300   30,296
  *Aurora Oil & Gas, Ltd.....................................   2,030    8,216
   Ausdrill, Ltd.............................................   7,076   20,881
   Ausenco, Ltd..............................................   2,077    6,796
   Australia & New Zealand Banking Group, Ltd................  10,367  273,496
   Australian Infrastructure Fund............................  14,370   44,317
   Australian Pharmaceutical Industries, Ltd.................  40,511   19,765
   AWE, Ltd..................................................   5,572    7,676
   Beach Energy, Ltd.........................................  48,447   69,194
   Bendigo and Adelaide Bank, Ltd............................   7,250   60,724
   BHP Billiton, Ltd.........................................   2,376   84,124
   BHP Billiton, Ltd. Sponsored ADR..........................   9,527  673,940
  #Billabong International, Ltd..............................     487      446
  *BlueScope Steel, Ltd...................................... 108,331   53,266
   Boral, Ltd................................................  25,099   93,483
  #Bradken, Ltd..............................................   1,159    5,933
   Brambles, Ltd.............................................  16,209  122,050
  #Cabcharge Australia, Ltd..................................   4,103   25,173
   Caltex Australia, Ltd.....................................   4,341   76,705
   Cardno, Ltd...............................................   5,816   48,486
   Clough, Ltd...............................................  24,174   19,553
  *Coal of Africa, Ltd.......................................   2,428      540
   Coca-Cola Amatil, Ltd.....................................   5,841   81,493
  #Commonwealth Bank of Australia NL.........................   7,710  461,720
   Computershare, Ltd........................................   2,805   25,261
   Crown, Ltd................................................   5,061   51,009
  #CSL, Ltd..................................................   2,754  135,830
  #CSR, Ltd..................................................   6,097   11,069
  #David Jones, Ltd..........................................   6,359   17,600
   Decmil Group, Ltd.........................................  10,092   27,088
  *Downer EDI, Ltd...........................................  11,045   41,114
   DUET Group................................................  26,912   58,322
   DuluxGroup, Ltd...........................................   7,839   28,773
   Echo Entertainment Group, Ltd.............................  15,328   55,708
   Emeco Holdings, Ltd.......................................  18,108   13,041
  *Energy Resources of Australia, Ltd........................   5,657    8,268
   Envestra, Ltd.............................................  14,568   13,672
  *Evolution Mining, Ltd.....................................  15,680   32,587
  #Fairfax Media, Ltd........................................  41,918   17,162
  #FKP Property Group, Ltd...................................  71,222   16,316
  #Fortescue Metals Group, Ltd...............................   3,238   13,644
   GrainCorp, Ltd. Class A...................................   8,657  109,937
  #GUD Holdings, Ltd.........................................   2,198   19,132
 #*Gunns, Ltd................................................  26,718       --

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
AUSTRALIA -- (Continued)
  #GWA Group, Ltd..............................................  8,700 $ 15,758
  #Harvey Norman Holdings, Ltd................................. 14,320   28,286
  *Hastie Group, Ltd...........................................  1,787       --
   Hills Holdings, Ltd.........................................  5,399    4,260
   iiNet, Ltd..................................................  7,010   30,251
   Incitec Pivot, Ltd.......................................... 44,655  146,259
  #Independence Group NL.......................................  2,654   10,966
  #Industrea, Ltd..............................................  2,280    2,982
  *Infigen Energy, Ltd......................................... 28,218    7,017
   Insurance Australia Group, Ltd.............................. 53,653  255,135
  *Integra Mining, Ltd......................................... 15,622    8,802
  #Invocare, Ltd...............................................  3,621   33,087
  #James Hardie Industries P.L.C...............................  9,898   94,681
  #JB Hi-Fi, Ltd...............................................    845    8,983
   Leighton Holdings, Ltd......................................    453    8,406
   Lend Lease Group NL......................................... 15,736  141,275
  *Linc Energy, Ltd............................................ 14,004    7,969
   M2 Telecommunications Group, Ltd............................  8,392   33,303
   Macmahon Holdings, Ltd...................................... 46,911   15,517
   Macquarie Group, Ltd........................................  6,900  227,919
   McPherson's, Ltd............................................  4,771    9,164
 #*Mesoblast, Ltd..............................................  3,728   22,358
  #Metcash, Ltd................................................ 11,310   42,962
  *Mineral Deposits, Ltd.......................................  1,032    5,226
   Mineral Resources, Ltd......................................  2,905   26,108
  #Monadelphous Group, Ltd.....................................    212    4,635
  #Myer Holdings, Ltd.......................................... 19,907   40,349
  #National Australia Bank, Ltd................................ 21,839  583,645
   Navitas, Ltd................................................  9,213   39,356
   New Hope Corp., Ltd.........................................  4,695   21,338
   Newcrest Mining, Ltd........................................  7,285  200,921
   NIB Holdings, Ltd........................................... 20,748   39,019
   NRW Holdings, Ltd...........................................  1,833    3,888
   Nufarm, Ltd.................................................  3,884   23,155
   Oil Search, Ltd............................................. 15,806  121,799
   Orica, Ltd..................................................  5,025  130,896
   Origin Energy, Ltd.......................................... 26,380  310,524
   OZ Minerals, Ltd............................................  8,864   75,212
   Pacific Brands, Ltd......................................... 11,725    7,541
 #*Paladin Energy, Ltd......................................... 27,922   32,750
   Panoramic Resources, Ltd....................................  2,242    1,449
   Perpetual Trustees Australia, Ltd...........................    241    6,973
   Premier Investments, Ltd....................................  5,059   32,347
   Prime Media Group, Ltd......................................    500      409
  *Qantas Airways, Ltd......................................... 18,155   25,030
  #QBE Insurance Group, Ltd....................................  2,931   40,043
  *Ramelius Resources, Ltd..................................... 11,028    5,051
   Ramsay Health Care, Ltd.....................................    163    4,020
   REA Group, Ltd..............................................  1,149   20,565
  *Regis Resources, Ltd........................................  6,914   38,551
  *Resolute Mining, Ltd........................................ 19,030   37,985
   Retail Food Group, Ltd......................................  4,517   14,912
   Rio Tinto, Ltd..............................................  4,215  248,499
  *Roc Oil Co., Ltd............................................ 42,871   19,082
   SAI Global, Ltd.............................................  7,061   29,718
   Santos, Ltd................................................. 33,026  393,776
  *Senex Energy, Ltd........................................... 26,881   20,617
   Seven Group Holdings, Ltd...................................  1,365    9,775
   Seven West Media, Ltd.......................................  3,016    3,802
  *Silex System, Ltd...........................................  1,748    6,307
  #Sims Metal Management, Ltd..................................  4,913   48,042

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
AUSTRALIA -- (Continued)
   Sims Metal Management, Ltd. Sponsored ADR.................    819 $    8,002
   Sonic Healthcare, Ltd.....................................  7,234     97,551
   Southern Cross Media Group, Ltd...........................  4,361      4,702
   SP Ausnet, Ltd............................................ 63,278     69,617
   Spark Infrastructure Group, Ltd........................... 27,962     49,033
  *St. Barbara, Ltd.......................................... 15,052     29,730
  *Straits Resources, Ltd....................................  4,268        429
   STW Communications Group, Ltd............................. 23,263     24,369
   Suncorp Group, Ltd........................................ 24,627    239,881
   Super Retail Group, Ltd...................................  3,025     28,260
   Sydney Airport, Ltd.......................................  3,802     13,373
   Tassal Group, Ltd.........................................  9,649     14,500
   Tatts Group, Ltd.......................................... 33,920     98,515
   Telstra Corp., Ltd........................................  8,124     34,913
   Ten Network Holdings, Ltd................................. 25,711      7,475
   TPG Telecom, Ltd.......................................... 17,780     44,007
   Transfield Services, Ltd.................................. 16,298     26,845
  *Transpacific Industries Group, Ltd........................ 22,650     17,941
   Transurban Group, Ltd..................................... 15,469     97,634
   Treasury Wine Estates, Ltd................................  8,364     42,855
  *UGL, Ltd..................................................  3,425     37,950
   Westpac Banking Corp......................................  9,963    263,402
   Westpac Banking Corp. Sponsored ADR.......................  2,692    355,452
   Whitehaven Coal, Ltd......................................  5,539     17,537
   WHK Group, Ltd............................................ 11,744     12,862
   Woodside Petroleum, Ltd...................................  5,220    186,126
  #Woolworths, Ltd...........................................  6,165    188,045
                                                                     ----------
TOTAL AUSTRALIA..............................................         9,524,669
                                                                     ----------
AUSTRIA -- (0.5%)
   Agrana Beteiligungs AG....................................     20      2,409
   Andritz AG................................................  1,456     87,736
   Atrium European Real Estate, Ltd..........................     80        454
   CA Immobilien Anlagen AG..................................    188      2,331
  *Erste Group Bank AG.......................................  4,136    104,258
   EVN AG....................................................    995     14,075
   Flughafen Wien AG.........................................     68      3,084
  *Immofinanz AG............................................. 15,768     60,952
 #*Intercell AG..............................................    265        652
  #Lenzing AG................................................    121     10,771
   Mayr-Melnhof Karton AG....................................    163     16,112
  #Oesterreichischen Post AG.................................    700     26,976
   OMV AG....................................................  5,134    187,879
   Palfinger AG..............................................    699     14,054
   Rosenbauer International AG...............................    124      6,493
   Schoeller-Bleckmann Oilfield Equipment AG.................    340     32,804
   Semperit Holding AG.......................................    381     16,058
   Strabag SE................................................    447     11,238
   Telekom Austria AG........................................  4,093     25,785
  *Uniqa Versicherungen AG...................................    515      5,952
   Verbund AG................................................    602     14,037
   Voestalpine AG............................................  2,378     74,878
   Zumtobel AG...............................................    366      3,915
                                                                     ----------
TOTAL AUSTRIA................................................           722,903
                                                                     ----------
BELGIUM -- (1.0%)
   Ackermans & van Haaren NV.................................    653     53,166
   Ageas.....................................................  5,736    146,239
  *Agfa-Gevaert NV...........................................  7,268     11,876
   Anheuser-Busch InBev NV...................................  1,681    140,583
   Anheuser-Busch InBev NV Sponsored ADR.....................  4,320    362,016

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
BELGIUM -- (Continued)
   Banque Nationale de Belgique..............................      8 $   25,489
   Barco NV..................................................    191     13,139
   Belgacom SA...............................................  1,760     51,455
   Colruyt SA................................................    480     21,945
   Compagnie d'Entreprises SA................................    624     30,702
  *Deceuninck NV.............................................  4,912      8,162
   Delhaize Group SA Sponsored ADR...........................  2,009     76,824
 #*Dexia SA..................................................  6,043      1,410
   D'ieteren SA NV...........................................    646     31,180
   Elia System Operator SA...................................    896     36,604
   EVS Broadcast Equipment SA................................    396     22,988
  *Galapagos NV..............................................  2,035     41,385
   KBC Groep NV..............................................  3,262     76,733
   Kinepolis Group NV........................................    285     28,437
  #Nyrstar NV................................................  7,145     41,554
   Recticel SA...............................................  1,539     10,207
   Sioen Industries NV.......................................    344      2,759
   Sipef NV..................................................    152     11,587
   Solvay SA.................................................  1,058    127,385
   Telenet Group Holding NV..................................  1,220     55,892
   Tessenderlo Chemie NV.....................................  1,427     41,407
  *ThromboGenics NV..........................................  1,084     52,052
   Umicore SA................................................  2,751    141,369
                                                                     ----------
TOTAL BELGIUM................................................         1,664,545
                                                                     ----------
CANADA -- (9.7%)
 #*5N Plus, Inc..............................................  1,597      3,518
  *Advantage Oil & Gas, Ltd..................................  4,130     14,887
   Aecon Group, Inc..........................................  1,864     21,481
  #AG Growth International, Inc..............................    900     28,845
   AGF Management, Ltd. Class B..............................  1,802     17,988
   Agnico-Eagle Mines, Ltd...................................  3,798    214,437
   Agrium, Inc...............................................    700     73,718
   Aimia, Inc................................................  4,823     72,242
   Alamos Gold, Inc..........................................  2,800     54,809
   Algonquin Power & Utilities Corp..........................  5,400     37,361
  #AltaGas, Ltd..............................................  1,900     64,015
  *Angle Energy, Inc.........................................  3,000     11,264
  *Antrim Energy, Inc........................................  4,360      3,623
  #ARC Resources, Ltd........................................  3,860     93,722
 #*Argonaut Gold, Inc........................................  4,400     46,831
  #Astral Media, Inc. Class A................................  1,600     65,490
   Atco, Ltd. Class I........................................  1,000     73,882
  *Atrium Innovations, Inc...................................  1,900     19,575
  *ATS Automation Tooling System, Inc........................  3,050     28,400
 #*AuRico Gold, Inc..........................................  7,525     62,837
  *Aurizon Mines, Ltd........................................  4,300     19,676
 #*B2Gold Corp...............................................  8,300     34,322
 #*Ballard Power Systems, Inc................................ 10,800      7,786
   Bank of Montreal..........................................  9,179    542,423
   Bank of Nova Scotia....................................... 10,879    590,924
  *Bankers Petroleum, Ltd....................................  1,500      4,265
   Barrick Gold Corp......................................... 11,539    466,644
  #Baytex Energy Corp........................................    821     37,361
   BCE, Inc..................................................  3,527    154,182
  #Bell Aliant, Inc..........................................  1,035     28,104
  *Bellatrix Exploration, Ltd................................  2,869     11,950
 #*Birchcliff Energy, Ltd....................................  1,100      9,020
  *BlackPearl Resources, Inc.................................  5,500     18,778
   Bombardier, Inc. Class A..................................  4,700     18,353
   Bombardier, Inc. Class B.................................. 16,925     64,395

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
  #Brookfield Asset Management, Inc. Class A...................  4,056 $139,620
  #Brookfield Office Properties, Inc...........................  4,300   66,217
   CAE, Inc....................................................  3,208   35,300
   Calfrac Well Services, Ltd..................................  1,000   22,939
   Cameco Corp.................................................  6,230  120,826
   Canaccord Financial, Inc....................................  2,723   13,605
   Canada Bread Co., Ltd.......................................    200   10,047
  #Canadian Imperial Bank of Commerce..........................  4,415  347,276
  #Canadian National Railway Co................................    900   77,713
   Canadian Natural Resources, Ltd............................. 10,814  325,909
  #Canadian Oil Sands, Ltd.....................................  5,203  110,442
  #Canadian Tire Corp. Class A.................................    697   49,870
   Canadian Utilities, Ltd. Class A............................    800   53,667
  #Canadian Western Bank.......................................  1,800   53,275
  *Canam Group, Inc. Class A...................................  3,700   20,746
   Canexus Corp................................................  3,600   30,927
  *Canfor Corp.................................................  1,300   18,535
  #Canfor Pulp Products, Inc...................................    779    7,059
   Canyon Services Group, Inc..................................    400    4,277
   Capital Power Corp..........................................    841   18,028
   Capstone Infrastructure Corp................................  2,119    8,741
 #*Capstone Mining Corp........................................  8,100   20,032
   Cascades, Inc...............................................  2,800   13,681
  *Catamaran Corp..............................................  2,000   93,917
   CCL Industries, Inc. Class B................................    400   14,811
  *Celestica, Inc..............................................  3,495   25,370
  *Celtic Exploration, Ltd.....................................  1,200   31,335
   Cenovus Energy, Inc.........................................  4,841  170,762
  *Cequence Energy, Ltd........................................  4,200    7,780
  *China Gold International Resources Corp., Ltd...............  1,985    8,447
  #CI Financial Corp...........................................  2,000   46,738
  #Cineplex, Inc...............................................  1,135   35,229
  #CML HealthCare, Inc.........................................  3,568   30,259
   Cogeco Cable, Inc...........................................    300   11,462
  *Connacher Oil & Gas, Ltd.................................... 25,008   11,268
   Constellation Software, Inc.................................    235   26,955
   Corus Entertainment, Inc. Class B...........................    700   15,847
  *Cott Corp...................................................  1,772   13,537
 #*Crew Energy, Inc............................................  2,300   17,709
  *Crown Point Energy, Inc.....................................    846      309
  #Davis & Henderson Corp......................................  1,700   35,677
 #*Denison Mines Corp..........................................  9,271   11,975
  *Descartes Systems Group, Inc. (The).........................  4,200   36,586
   Dollarama, Inc..............................................  1,000   63,169
   Dorel Industries, Inc. Class B..............................    400   14,302
 #*Dundee Precious Metals, Inc.................................  3,100   28,525
  *Eastern Platinum, Ltd....................................... 24,600    4,064
   Emera, Inc..................................................    500   17,472
   Empire Co., Ltd. Class A....................................    600   34,958
  #Enbridge Income Fund Holdings, Inc..........................  1,600   37,247
  #Enbridge, Inc...............................................  7,312  290,943
  #Encana Corp.................................................  7,156  161,212
  *Endeavour Mining Corp.......................................  5,000   11,516
  *Endeavour Silver Corp.......................................  3,000   27,244
   Enerflex, Ltd...............................................  1,300   15,008
  *Energy Fuels, Inc........................................... 10,254    1,745
  #Enerplus Corp...............................................  3,284   52,774
   Ensign Energy Services, Inc.................................  3,200   47,836
   Equitable Group, Inc........................................  1,300   38,528
  *Etrion Corp.................................................  1,209      423
   Exchange Income Corp........................................    500   13,166

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
  *Fairborne Energy, Ltd.......................................    900 $  1,433
   Finning International, Inc..................................  3,396   79,736
   First Capital Realty, Inc...................................  1,800   33,342
  *First Majestic Silver Corp..................................  2,300   53,173
  *FirstService Corp...........................................    900   25,871
  *Fortuna Silver Mines, Inc...................................  6,100   33,836
   Genworth MI Canada, Inc.....................................    536   10,980
   George Weston, Ltd..........................................  1,400   90,890
  #Gibson Energy, Inc..........................................    300    6,897
   Gildan Activewear, Inc......................................    675   22,985
   GMP Capital, Inc............................................    337    1,775
   Goldcorp, Inc...............................................  4,500  203,429
 #*Golden Star Resources, Ltd..................................  2,800    5,635
  *Gran Tierra Energy, Inc.....................................  5,876   29,593
   Granite Real Estate, Inc....................................    958   35,126
  *Great Basin Gold, Ltd....................................... 10,000      801
  *Great Canadian Gaming Corp..................................  4,400   42,293
   Great-West Lifeco, Inc......................................  1,500   34,543
  *Harry Winston Diamond Corp..................................  1,359   19,499
   Home Capital Group, Inc.....................................    900   45,822
   HudBay Minerals, Inc........................................  6,400   59,402
  #Husky Energy, Inc...........................................  3,300   89,377
   IAMGOLD Corp................................................  8,500  131,915
 #*Imax Corp...................................................  1,600   36,077
  *Imperial Metals Corp........................................  3,800   48,587
   Imperial Oil, Ltd...........................................  1,900   84,066
   Indigo Books & Music, Inc...................................  1,191   11,913
   Industrial Alliance Insurance & Financial Services, Inc.....  2,300   62,984
   Inmet Mining Corp...........................................  1,836   94,672
   Intact Financial Corp.......................................    900   55,194
  *International Forest Products, Ltd. Class A.................  3,400   21,787
  *International Minerals Corp.................................    500    2,829
   Intertape Polymer Group, Inc................................  1,600   11,118
 #*Ivanhoe Energy, Inc.........................................  8,460    5,252
 #*Jaguar Mining, Inc..........................................  2,600    2,681
   Jean Coutu Group PJC, Inc. Class A (The)....................  1,300   19,537
  #Just Energy Group, Inc......................................  2,638   26,994
 #*Katanga Mining, Ltd......................................... 20,369    9,789
   Keyera Corp.................................................    800   38,833
   Killam Properties, Inc......................................  2,800   36,137
   Kinross Gold Corp........................................... 13,785  136,918
 #*Kirkland Lake Gold, Inc.....................................  1,200   11,847
 #*Lake Shore Gold Corp........................................  9,481    7,594
   Laurentian Bank of Canada...................................  1,000   44,506
  *Legacy Oil & Gas, Inc.......................................  1,926   13,769
   Leisureworld Senior Care Corp...............................  1,738   21,822
   Leon's Furniture, Ltd.......................................    536    6,215
   Linamar Corp................................................  1,800   39,650
  #Loblaw Cos., Ltd............................................  2,244   77,785
  *Long Run Exploration, Ltd...................................    583    2,395
  *Lundin Mining Corp.......................................... 14,510   75,546
   MacDonald Dettweiler & Associates, Ltd......................  1,243   69,695
   Magna International, Inc....................................  3,300  146,703
   Major Drilling Group International, Inc.....................  2,100   21,720
   Manitoba Telecom Services, Inc..............................    300   10,072
   Manulife Financial Corp..................................... 19,166  236,804
   Maple Leaf Foods, Inc.......................................  1,913   21,261
  *Martinrea International, Inc................................  1,414   10,165
  #Methanex Corp...............................................  2,100   62,953
  #Metro, Inc..................................................    700   41,296
  #Migao Corp..................................................  3,700    8,521

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
   Morneau Shepell, Inc........................................    591 $  7,604
   Mullen Group, Ltd...........................................  2,000   41,472
   National Bank of Canada.....................................  1,950  150,689
  *Nevsun Resources, Ltd.......................................      8       38
  *New Gold, Inc...............................................  7,300   85,444
   Newalta Corp................................................  1,080   15,193
   Nexen, Inc.................................................. 12,735  304,110
   Nordion, Inc................................................  2,200   14,318
 #*North American Palladium, Ltd...............................  4,800    7,353
  #Northland Power, Inc........................................  1,100   21,323
  *NovaCopper, Inc.............................................    233      516
  *Nuvista Energy, Ltd.........................................  2,200   11,498
  *OceanaGold Corp.............................................  1,953    6,844
  #Pacific Rubiales Energy Corp................................  5,125  120,537
  *Paladin Labs, Inc...........................................    200    8,535
 #*Paramount Resources, Ltd. Class A...........................  1,100   37,227
   Parkland Fuel Corp..........................................  1,800   30,710
   Pason Systems, Inc..........................................    700   11,403
  #Pembina Pipeline Corp.......................................  2,820   78,861
  #Pengrowth Energy Corp....................................... 13,105   78,599
  #Penn West Petroleum, Ltd....................................  9,197  119,434
  #PetroBakken Energy, Ltd. Class A............................  1,261   15,921
  #Petrominerales, Ltd.........................................  1,400   11,228
  #Peyto Exploration & Development Corp........................  1,542   37,678
  *Pilot Gold, Inc.............................................    325      511
  #Poseidon Concepts Corp......................................  6,629   98,033
   Potash Corp. of Saskatchewan, Inc...........................  5,737  230,629
  *Precision Drilling Corp.....................................  4,434   31,743
   Progress Energy Resources Corp..............................  5,421  109,207
  #Progressive Waste Solutions, Ltd............................  3,633   70,314
   Quebecor, Inc. Class B......................................  1,200   41,860
 #*Questerre Energy Corp. Class A..............................  7,500    5,557
   Reitmans Canada, Ltd. Class A...............................    700    8,705
 #*Research In Motion, Ltd.....................................  3,974   31,354
   Richelieu Hardware, Ltd.....................................  1,151   40,024
  #Ritchie Brothers Auctioneers, Inc...........................  1,800   39,920
   Rogers Sugar, Inc...........................................  1,700   10,672
   RONA, Inc...................................................  2,096   21,532
   Royal Bank of Canada........................................ 12,404  707,168
  #Russel Metals, Inc..........................................  2,600   72,631
 #*San Gold Corp...............................................  4,200    4,121
   Saputo, Inc.................................................    800   35,108
  #Savanna Energy Services Corp................................    700    4,871
  #SEMAFO, Inc.................................................  8,000   32,040
  #Shaw Communictions, Inc. Class B............................  1,951   42,507
   ShawCor, Ltd. Class A.......................................  1,300   57,922
   Sherritt International Corp.................................  6,600   28,548
  #Shoppers Drug Mart Corp.....................................  1,166   48,601
  *Silver Standard Resources, Inc..............................  3,100   47,086
   SNC-Lavalin Group, Inc......................................  1,900   76,533
  *Southern Pacific Resource Corp.............................. 18,837   25,462
 #*SouthGobi Resources, Ltd....................................  1,700    3,455
  *Sprott Resource Corp........................................  7,300   28,433
  #Stantec, Inc................................................    879   30,275
   Student Transportation, Inc.................................  2,312   14,862
  #Sun Life Financial, Inc.....................................  3,599   89,259
   Suncor Energy, Inc.......................................... 18,330  615,191
   Superior Plus Corp..........................................  2,600   25,408
   Talisman Energy, Inc........................................ 10,900  123,542
  *Taseko Mines, Ltd...........................................  5,100   13,940
   Teck Resources, Ltd. Class B................................  6,200  196,786

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------ -----------
CANADA -- (Continued)
   Telus Corp...............................................    300 $    19,476
   Telus Corp. Non-Voting...................................  2,004     128,878
  *Tembec, Inc..............................................    500       1,131
  *Teranga Gold Corp........................................  1,200       2,571
 #*Thompson Creek Metals Co., Inc...........................  4,800      12,592
  #Thomson Reuters Corp.....................................  3,376      95,052
   Tim Hortons, Inc.........................................  1,300      64,535
   Toromont Industries, Ltd.................................  1,300      25,512
  #Toronto Dominion Bank....................................  9,020     733,612
   Torstar Corp. Class B....................................  1,400      11,284
   Total Energy Services, Inc...............................  1,800      27,304
  *Tourmaline Oil Corp......................................    148       4,890
  #TransAlta Corp...........................................  4,800      76,512
  #TransCanada Corp.........................................  7,800     351,205
   Transcontinental, Inc. Class A...........................  2,900      29,907
   TransForce, Inc..........................................    757      13,817
  *TransGlobe Energy Corp...................................  3,755      40,454
  #Trican Well Service, Ltd.................................  4,200      50,127
  #Trilogy Energy Corp......................................    261       7,145
   Trinidad Drilling, Ltd...................................  4,200      27,839
   Uni-Select, Inc..........................................    100       2,296
 #*Uranium One, Inc......................................... 12,500      27,159
  *Valeant Pharmaceuticals International, Inc...............  1,798     100,454
  #Veresen, Inc.............................................  2,800      36,137
  #Vermilion Energy, Inc....................................    767      36,670
   Viterra, Inc............................................. 10,659     167,983
   West Fraser Timber Co., Ltd..............................    300      18,170
 #*Westport Innovations, Inc................................  1,396      38,997
   Whistler Blackcomb Holdings, Inc.........................    791       9,425
  *Whitecap Resources, Inc..................................    969       7,713
   Wi-Lan, Inc..............................................  9,000      47,940
  #Yamana Gold, Inc......................................... 11,168     225,540
   Zargon Oil & Gas, Ltd....................................  1,700      14,587
                                                                    -----------
TOTAL CANADA................................................         15,523,244
                                                                    -----------
CHINA -- (0.0%)
  *Hanfeng Evergreen, Inc...................................  2,300       3,811
                                                                    -----------
DENMARK -- (0.9%)
   A.P. Moeller-Maersk A.S. Series B........................      7      48,858
   Alk-Abello A.S...........................................     90       5,989
  *Bang & Olufsen Holdings A.S..............................  1,307      16,132
   Carlsberg A.S. Series B..................................  1,154      99,611
   Chr. Hansen Holding A.S..................................  1,699      53,166
   Coloplast A.S. Series B..................................    150      32,902
   D/S Norden A.S...........................................    884      23,315
  *Danske Bank A.S..........................................  8,661     135,490
  *FLSmidth & Co. A.S.......................................    912      53,822
  *Genmab A.S...............................................    400       5,570
   GN Store Nord A.S........................................  7,896     123,750
   H. Lundbeck A.S..........................................  1,206      20,981
   Jeudan A.S...............................................    126       9,764
  #NKT Holding A.S..........................................  1,148      38,480
   Novo-Nordisk A.S. Series B...............................    176      28,216
   Novo-Nordisk A.S. Sponsored ADR..........................  2,742     439,515
   Novozymes A.S. Series B..................................  1,535      42,410
 #*Pandora A.S..............................................  1,162      18,450
  #Ringkjoebing Landbobank A.S..............................    137      18,964
   Royal Unibrew A.S........................................    426      33,910
   Schouw & Co. A.S.........................................  1,062      24,271
   SimCorp A.S..............................................     50      10,911

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
DENMARK -- (Continued)
  *Spar Nord Bank A.S........................................  1,200 $    5,288
  *Sydbank A.S...............................................  1,413     25,883
  *Topdanmark A.S............................................    345     69,966
   Tryg A.S..................................................    393     25,660
  *United International Enterprises A.S......................     46      7,847
 #*Vestas Wind Systems A.S...................................  3,484     20,143
  *William Demant Holding A.S................................    401     34,487
                                                                     ----------
TOTAL DENMARK................................................         1,473,751
                                                                     ----------
FINLAND -- (1.2%)
   Ahlstrom Oyj..............................................    715     11,896
   Alma Media Oyj............................................  1,118      6,902
   Amer Sports Oyj...........................................  1,181     16,735
   Atria P.L.C...............................................    677      4,546
  #Cargotec Oyj Series B.....................................  1,156     25,496
   Citycon Oyj...............................................  3,729     12,214
   Cramo Oyj.................................................    704      7,161
  *Finnair Oyj...............................................  1,807      5,151
   Fiskars Oyj Abp...........................................    651     13,434
   Fortum Oyj................................................  8,568    158,576
   F-Secure Oyj..............................................  5,286     11,121
   HKScan Oyj Series A.......................................  1,428      6,248
   Huhtamaki Oyj.............................................  4,004     67,698
   KCI Konecranes Oyj........................................    954     30,335
  #Kemira Oyj................................................  3,102     41,268
  *Kesko Oyj Series A........................................    110      3,521
   Kesko Oyj Series B........................................  1,649     51,565
  #Kone Oyj Series B.........................................  1,397    100,177
   Lassila & Tikanoja Oyj....................................    682     10,459
   Lemminkainen Oyj..........................................     61      1,248
 #*Mesta Board Oyj...........................................  7,992     23,990
   Metso Oyj.................................................  4,261    149,852
  #Neste Oil Oyj.............................................  5,289     66,233
  #Nokia Oyj................................................. 30,805     82,819
  #Nokia Oyj Sponsored ADR................................... 49,629    132,509
   Nokian Renkaat Oyj........................................  1,313     54,682
   Oriola-KD Oyj Series B....................................    378      1,024
   Orion Oyj Series A........................................    403      9,988
   Orion Oyj Series B........................................    364      9,007
 #*Outokumpu Oyj............................................. 31,824     27,044
   Outotec Oyj...............................................    422     20,620
   Pohjola Bank P.L.C. Series A..............................  2,803     38,237
   Poyry Oyj.................................................    706      2,931
   Raisio P.L.C. Series V....................................  3,077     12,160
   Ramirent Oyj..............................................    548      4,101
  #Rautaruukki Oyj Series K..................................  4,022     25,505
  *Ruukki Group Oyj..........................................  1,697      1,062
  #Sanoma Oyj................................................  2,591     25,195
  #Stockmann Oyj Abp Series B................................    889     16,723
   Stora Enso Oyj Series R................................... 25,657    162,295
  #Tieto Oyj.................................................  1,835     35,220
   Tikkurila Oyj.............................................    348      6,594
   UPM-Kymmene Oyj........................................... 25,222    270,801
   Vaisala Oyj Series A......................................     69      1,432
   Wartsila OYJ Abp..........................................  4,272    173,005
   Yit Oyj...................................................  2,419     47,700
                                                                     ----------
TOTAL FINLAND................................................         1,986,480
                                                                     ----------
FRANCE -- (7.1%)
   Accor SA..................................................  1,562     48,809
 #*Air France-KLM............................................  4,416     36,917

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
FRANCE -- (Continued)
   Air Liquide SA..............................................  2,115 $249,714
 #*Alcatel-Lucent SA........................................... 28,475   29,115
   Alstom SA...................................................  2,146   73,356
   Alten SA....................................................    421   13,249
  *Altran Technologies SA......................................  4,114   27,713
   April SA....................................................    128    2,264
   Arkema SA...................................................  1,984  181,038
   AtoS SA.....................................................  1,643  110,314
   AXA SA...................................................... 18,574  296,044
   AXA SA Sponsored ADR........................................  2,900   46,197
   Axway Software SA...........................................    228    3,568
   Beneteau SA.................................................  1,571   15,700
   bioMerieux SA...............................................     95    9,206
   BNP Paribas SA.............................................. 10,243  519,900
   Bollore SA..................................................     89   26,392
   Bonduelle SCA...............................................    134   12,328
   Bongrain SA.................................................    214   12,784
   Bourbon SA..................................................  1,171   31,616
   Bouygues SA.................................................  2,552   61,336
  *Bull SA.....................................................  5,424   15,840
   Bureau Veritas SA...........................................    617   65,529
   Cap Gemini SA...............................................  2,951  124,143
   Carrefour SA................................................  7,802  188,422
   Casino Guichard Perrachon SA................................  1,119   97,678
   CFAO SA.....................................................    389   18,778
   Christian Dior SA...........................................    414   59,478
   Cie de Saint-Gobain SA......................................  7,613  268,169
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR......  5,600  181,888
   Cie Generale des Etablissements Michelin SA Series B........  2,959  255,079
   Cie Generale D'Optique Essilor Intenational SA..............  1,774  159,967
  *Club Mediterranee SA........................................    780   12,399
   CNP Assurances SA...........................................  2,089   29,519
  *Credit Agricole SA.......................................... 21,382  161,395
   Danone SA...................................................  3,385  208,201
   Dassault Systemes SA ADR....................................    500   52,995
   Derichebourg SA.............................................  4,522   12,790
   Eiffage SA..................................................    479   16,483
   Electricite de France SA....................................  2,758   58,362
   Esso SA Francaise...........................................     72    5,153
   Establissements Maurel et Prom SA...........................  1,547   21,562
  *Euro Disney SCA.............................................  1,039    6,967
   Eurofins Scientific SA......................................    301   46,594
   European Aeronautic Defence & Space Co. SA..................  3,285  116,912
  #Eutelsat Communications SA..................................    885   28,338
   Faiveley Transport SA.......................................     99    5,522
   Faurecia SA.................................................  1,157   17,420
   Fimalac SA..................................................    138    6,155
   France Telecom SA........................................... 17,648  197,260
   France Telecom SA Sponsored ADR.............................  5,900   66,198
  #GDF Suez SA.................................................  6,633  152,242
  #Gemalto NV..................................................  1,658  149,750
   GL Events SA................................................    729   16,068
   Groupe Eurotunnel SA........................................  4,428   33,721
   Groupe Steria SCA...........................................  1,736   28,060
  *Haulotte Group SA...........................................    105      650
   Havas SA....................................................  7,168   36,277
   Hermes International SA.....................................    146   39,857
   Imerys SA...................................................    712   40,055
   Ingenico SA.................................................  1,037   54,907
   Interparfums SA.............................................    353    9,334
   Ipsos SA....................................................    691   24,292

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
FRANCE -- (Continued)
   JCDecaux SA.................................................  1,115 $ 23,603
   Korian SA...................................................    218    3,361
   Lafarge SA..................................................  4,346  254,802
   Lagardere SCA...............................................  3,917  107,241
   Legrand SA..................................................  2,260   87,188
   L'Oreal SA..................................................  2,451  312,372
   LVMH Moet Hennessy Louis Vuitton SA.........................  1,983  322,396
   M6 Metropole Television SA..................................    533    7,436
   Maisons France Confort SA...................................    226    6,758
  #Manitou BF SA...............................................    582    9,041
  *Maurel & Prom Nigeria SA....................................  1,547    3,892
   Medica SA...................................................  2,026   36,225
   Mersen SA...................................................    718   18,173
   Natixis SA.................................................. 19,483   63,945
  *Naturex SA..................................................    308   21,557
  #Neopost SA..................................................    582   31,908
  #Nexans SA...................................................  1,179   50,204
   Nexity SA...................................................    965   29,754
   Norbert Dentressangle SA....................................      3      204
   NRJ Group SA................................................  2,272   15,283
  #Orpea SA....................................................    614   25,105
 #*PagesJaunes Groupe SA.......................................  2,821    5,135
   Pernod-Ricard SA............................................  2,291  246,732
 #*Peugeot SA..................................................  4,045   25,947
   Pierre & Vacances SA........................................    107    1,806
   Plastic Omnium SA...........................................    474   13,105
   PPR SA......................................................  1,393  245,568
   Publicis Groupe SA..........................................  1,084   58,425
   Rallye SA...................................................    845   25,784
   Remy Cointreau SA...........................................    428   44,375
   Renault SA..................................................  6,544  293,425
   Rexel SA....................................................  3,782   68,499
   Rubis SCA...................................................    902   55,035
   SA des Ciments Vicat........................................    291   15,686
   Safran SA...................................................  2,452   97,672
   Saft Groupe SA..............................................  1,569   34,897
   Samse SA....................................................      4      273
   Sanofi SA...................................................  2,144  188,301
   Sanofi SA ADR............................................... 10,456  458,496
   Schneider Electric SA.......................................  5,884  368,422
   SEB SA......................................................    721   46,946
   Sechilienne SA..............................................    158    2,710
  *Sequana SA..................................................  2,958    4,591
   SES SA......................................................  2,870   79,441
   Societe BIC SA..............................................    594   72,482
   Societe d'Edition de Canal Plus SA..........................  1,800   10,807
  *Societe Generale SA......................................... 15,740  501,979
   Societe Television Francaise 1 SA...........................  2,666   22,912
   Sodexo SA...................................................    886   68,253
 #*Soitec SA...................................................  1,897    5,705
   Sopra Group SA..............................................    228   10,761
   Stef SA.....................................................     27    1,407
   STMicroelectronics NV.......................................  7,387   43,507
   STMicroelectronics NV ADR...................................  4,375   25,769
  *Technicolor SA..............................................    828    2,104
   Technip SA..................................................  1,449  163,433
   Teleperformance SA..........................................  1,201   36,367
   Thales SA...................................................  1,742   61,320
 #*Theolia SA..................................................    478      892
   Total SA....................................................  7,373  371,378
   Total SA Sponsored ADR......................................  6,225  313,740

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
FRANCE -- (Continued)
   Trigano SA..............................................   1,235 $    13,399
  *UbiSoft Entertainment SA................................   5,735      53,361
   Valeo SA................................................   1,860      81,902
   Vallourec SA............................................   1,579      64,954
  #Veolia Environnement SA.................................   5,758      56,993
   Veolia Environnement SA ADR.............................   1,059      10,526
   Viel et Compagnie SA....................................     300       1,046
  #Vilmorin & Cie SA.......................................     128      15,209
   Vinci SA................................................   3,458     153,279
   Virbac SA...............................................     123      21,426
   Vivendi SA..............................................  21,685     444,347
   Zodiac Aerospace SA.....................................     356      36,502
                                                                    -----------
TOTAL FRANCE...............................................          11,375,448
                                                                    -----------
GERMANY -- (5.0%)
  *Aareal Bank AG..........................................   1,754      37,716
   Adidas-Salomon AG.......................................   3,307     281,877
  *ADVA Optical Networking SE..............................   1,788      10,059
  *Air Berlin P.L.C........................................   3,958       7,849
  #Aixtron SE..............................................   1,469      19,269
   Allianz SE..............................................   4,254     528,452
   Allianz SE Sponsored ADR................................  10,000     125,500
   Asian Bamboo AG.........................................     317       2,434
   Aurubis AG..............................................     920      58,242
  #Axel Springer AG........................................     675      28,964
   BASF SE.................................................   4,483     371,865
  #Bauer AG................................................      98       2,122
   Bayer AG................................................   2,614     227,922
   BayWa AG................................................     329      14,910
   Bechtle AG..............................................     976      36,832
   Beiersdorf AG...........................................   1,390     101,122
   Bilfinger SE............................................     773      75,748
   Biotest AG..............................................     111       6,834
   Brenntag AG.............................................      57       7,192
   Carl Zeiss Meditec AG...................................     420      11,528
  *Celesio AG..............................................   1,640      31,793
   Cewe Color Holding AG...................................     374      16,479
   Comdirect Bank AG.......................................   2,270      22,310
  *Commerzbank AG.......................................... 104,125     200,031
  *Constantin Medien AG....................................   3,713       6,906
   Continental AG..........................................   1,080     108,701
   CropEnergies AG.........................................   1,674      10,174
   CTS Eventim AG..........................................     508      15,083
 #*Curanum AG..............................................   1,768       4,304
  #Delticom AG.............................................      86       4,823
   Deutsche Bank AG (5750355)..............................  11,944     544,059
   Deutsche Bank AG (D18190898)............................   1,215      55,538
   Deutsche Lufthansa AG...................................   4,149      63,476
   Deutsche Post AG........................................  17,877     354,427
   Deutsche Telekom AG.....................................  20,584     234,831
   Deutsche Telekom AG Sponsored ADR.......................   6,800      77,860
  #Deutsche Wohnen AG......................................   2,658      48,679
  *Deutz AG................................................   1,775       7,786
  *Dialog Semiconductor P.L.C..............................     987      19,655
   Douglas Holding AG......................................     193       9,421
  #Drillisch AG............................................   2,194      27,043
   Duerr AG................................................     458      34,357
   E.ON AG.................................................  13,117     298,608
   Elmos Semiconductor AG..................................   1,078       9,338
   ElreingKlinger AG.......................................     444      12,377
   Fielmann AG.............................................     130      12,666

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
GERMANY -- (Continued)
   Fraport AG.................................................. 1,100  $ 64,552
  #Freenet AG.................................................. 2,915    48,250
   Fresenius Medical Care AG & Co. KGaA........................   648    45,531
   Fresenius Medical Care AG & Co. KGaA ADR....................   800    56,304
   Fresenius SE & Co. KGaA..................................... 1,233   140,594
   Fuchs Petrolub AG...........................................   292    18,199
  *GAGFAH SA................................................... 3,299    37,545
   Gerresheimer AG............................................. 1,019    50,578
   Gesco AG....................................................   211    17,855
   GFK SE......................................................   415    18,905
   Gildemeister AG............................................. 3,114    57,794
   Grenkeleasing AG............................................   342    23,083
   H&R AG......................................................    95     1,565
 #*Heidelberger Druckmaschinen AG.............................. 5,179     7,773
  #Heidelberger Zement AG...................................... 3,032   161,125
   Henkel AG & Co. KGaA........................................   991    64,166
  *Hochtief AG................................................. 1,313    65,221
   Indus Holding AG............................................   446    11,229
   Infineon Technologies AG ADR................................ 7,164    49,718
 #*IVG Immobilien AG........................................... 5,487    13,660
   Jenoptik AG................................................. 3,400    32,215
   K+S AG...................................................... 1,453    68,864
  *Kabel Deutschland Holding AG................................ 1,269    91,563
 #*Kloeckner & Co. SE.......................................... 2,194    19,892
   Kontron AG.................................................. 4,419    20,772
  #Krones AG...................................................   310    18,288
  *Kuka AG.....................................................   785    23,565
   KWS Saat AG.................................................    54    15,510
   Lanxess AG.................................................. 1,831   151,475
   Leoni AG.................................................... 1,292    43,167
   Linde AG.................................................... 1,089   183,259
   LPKF Laser & Electronics AG.................................   929    19,017
   MAN SE......................................................   957    96,712
   Merck KGaA.................................................. 1,135   145,170
   Metro AG.................................................... 1,648    47,509
  #MLP AG......................................................   696     4,478
  *Morphosys AG................................................ 1,004    34,132
   MTU Aero Engines Holding AG.................................   936    78,684
   Munchener Rueckversicherungs-Gesellschaft AG................ 1,880   302,497
   MVV Energie AG..............................................   114     3,268
 #*Nordex SE...................................................   320     1,120
   NORMA Group AG..............................................   717    19,823
  *Patrizia Immobilien AG...................................... 3,278    23,151
   Pfeiffer Vacuum Technology AG...............................   214    21,878
   PNE Wind AG................................................. 5,346    13,239
 #*Praktiker AG................................................ 1,393     2,602
   Puma SE.....................................................    94    26,827
  *R Stahl AG..................................................   392    13,566
   Rational AG.................................................    48    12,151
   Rheinmetall AG..............................................   937    44,783
   Rhoen-Klinikum AG........................................... 3,216    62,633
   SAP AG...................................................... 1,480   107,926
   SAP AG Sponsored ADR........................................ 3,560   259,524
  #SGL Carbon SE...............................................   966    38,529
   Siemens AG..................................................   772    77,785
  #Siemens AG Sponsored ADR.................................... 4,534   457,526
 #*Sky Deutschland AG.......................................... 1,980     8,630
   Software AG.................................................   597    23,974
   Stada Arzneimittel AG....................................... 2,098    63,539
  *STRATEC Biomedical AG.......................................   161     6,784
 #*Suss Microtec AG............................................ 1,680    15,856

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
GERMANY -- (Continued)
   Symrise AG...............................................   1,802 $   64,818
  #TAG Immobilien AG........................................   2,061     23,823
   Takkt AG.................................................     314      4,032
  *TUI AG...................................................   4,115     38,613
   Vossloh AG...............................................     284     28,647
   VTG AG...................................................     506      7,950
  #Wacker Chemie AG.........................................     274     15,492
   Wincor Nixdorf AG........................................     165      7,358
   Wirecard AG..............................................   1,798     41,179
                                                                     ----------
TOTAL GERMANY...............................................          8,074,604
                                                                     ----------
GREECE -- (0.2%)
  *Alpha Bank A.E...........................................   3,571      8,372
  *Bank of Cyprus P.L.C.....................................  19,567      8,278
   Bank of Greece S.A.......................................     135      2,254
   Coca-Cola Hellenic Bottling Co. S.A......................   3,277     70,184
   Coca-Cola Hellenic Bottling Co. S.A. ADR.................     700     14,791
  *Eurobank Ergasias SA.....................................   9,716     11,322
   EYDAP Athens Water Supply & Sewage Co. S.A...............   1,035      5,913
  *Fourlis Holdings S.A.....................................     615      1,590
  *GEK Terna Holding Real Estate Construction S.A...........   1,220      2,147
   Hellenic Petroleum S.A...................................   3,218     25,222
  *Hellenic Telecommunication Organization Co. S.A..........  10,084     44,468
   JUMBO S.A................................................   3,858     25,544
   Motor Oil (Hellas) Corinth Refineries S.A................   1,306     11,377
  *Mytilineos Holdings S.A..................................   4,261     19,346
  *National Bank of Greece S.A..............................  18,147     42,513
  *National Bank of Greece S.A. ADR.........................     918      2,176
   OPAP S.A.................................................   2,782     17,782
  *Piraeus Bank S.A.........................................  28,913     15,607
  *Public Power Corp. S.A...................................   1,803     10,352
  *Titan Cement Co. S.A.....................................   1,093     20,365
  *TT Hellenic Postbank S.A.................................   3,483        758
                                                                     ----------
TOTAL GREECE................................................            360,361
                                                                     ----------
HONG KONG -- (1.2%)
   AAC Technologies Holdings, Inc...........................  12,500     44,747
   Allied Properties (H.K.), Ltd............................  48,000      6,641
   Associated International Hotels, Ltd.....................   4,000      9,908
   BOC Hong Kong Holdings, Ltd..............................  15,000     46,087
  *Brightoil Petroleum Holdings, Ltd........................  83,000     16,641
  *Cathay Pacific Airways, Ltd..............................  19,000     34,413
   Cheung Kong Holdings, Ltd................................   2,000     29,479
   Chow Sang Sang Holdings International, Ltd...............   5,000     10,616
   CLP Holdings, Ltd........................................  10,000     85,204
   Dickson Concepts International, Ltd......................   6,500      3,349
   EcoGreen Fine Chemicals Group, Ltd.......................  28,000      5,089
 #*Esprit Holdings, Ltd.....................................   8,600     11,120
 #*Genting Hong Kong, Ltd...................................  96,000     30,276
   Giordano International, Ltd..............................  14,000     11,623
   Glorious Sun Enterprises, Ltd............................  14,000      3,861
  *G-Resources Group, Ltd................................... 231,000     11,136
   Hang Lung Group, Ltd.....................................  10,000     58,913
   Hang Lung Properties, Ltd................................  16,000     55,504
  #Hang Seng Bank, Ltd......................................   3,600     55,222
  #Harbour Centre Development, Ltd..........................   2,000      3,044
   Henderson Land Development Co., Ltd......................   7,024     48,485
   HKR International, Ltd...................................  48,800     23,338
   Hong Kong & China Gas Co., Ltd...........................  12,100     32,199
   Hong Kong & Shanghai Hotels, Ltd.........................   6,500      8,572
  *Hong Kong Aircraft Engineering Co., Ltd..................     800     10,900

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
HONG KONG -- (Continued)
   Hongkong Chinese, Ltd....................................  58,000 $    9,568
   Hopewell Holdings, Ltd...................................   2,500      9,019
   Hysan Development Co., Ltd...............................   4,000     17,748
   K Wah International Holdings, Ltd........................  35,000     15,838
   Kerry Properties, Ltd....................................  13,000     64,618
   Kowloon Development Co., Ltd.............................   7,000      8,034
   Li & Fung, Ltd...........................................  37,360     62,323
   Luk Fook Holdings International, Ltd.....................   4,000      9,991
  #Midland Holdings, Ltd....................................  18,000      9,055
   MTR Corp.................................................  10,051     39,076
   New World Development Co., Ltd...........................  40,986     63,060
   NWS Holdings, Ltd........................................  16,185     24,517
   Pacific Basin Shipping, Ltd..............................  62,000     33,011
   Paliburg Holdings, Ltd...................................  28,000      8,807
   Power Assets Holdings, Ltd...............................  10,000     84,975
   Public Financial Holdings, Ltd...........................   6,000      2,703
   Sands China, Ltd.........................................  16,000     59,810
   Shangri-La Asia, Ltd.....................................   6,000     11,583
   Shun Tak Holdings, Ltd...................................  11,000      4,383
   Singamas Container Holdings, Ltd.........................  96,000     24,142
   Sino Land Co., Ltd.......................................  74,824    133,875
  *Sino-Tech International Holdings, Ltd.................... 110,000        994
   Sun Hung Kai & Co., Ltd..................................   4,000      2,283
   Sun Hung Kai Properties, Ltd.............................   7,000     96,768
  *Sustainable Forest Holdings, Ltd......................... 232,500      4,770
   Techtronic Industries Co., Ltd...........................  32,000     60,656
   Television Broadcasts, Ltd...............................   2,000     14,853
   Tongda Group Holdings, Ltd............................... 270,000     11,105
   Transport International Holdings, Ltd....................  12,000     24,655
   Trinity, Ltd.............................................  12,000      8,372
   Victory City International Holdings, Ltd.................  41,042      4,330
   Vitasoy International Holdings, Ltd......................  10,000      9,458
   VST Holdings, Ltd........................................  62,000     10,841
  #VTech Holdings, Ltd......................................   1,400     16,584
   Wharf Holdings, Ltd......................................  14,000     95,726
   Wheelock & Co., Ltd......................................  15,000     65,718
   Wynn Macau, Ltd..........................................   4,800     13,553
   Xinyi Glass Holdings, Ltd................................  34,000     18,983
   Yue Yuen Industrial Holdings, Ltd........................  10,500     36,005
                                                                     ----------
TOTAL HONG KONG.............................................          1,848,157
                                                                     ----------
IRELAND -- (0.2%)
  *Anglo Irish Bank Corp. P.L.C.............................   5,570         --
   C&C Group P.L.C. (B010DT8)...............................   1,711      8,215
   C&C Group P.L.C. (B011Y09)...............................     962      4,609
   CRH P.L.C................................................   4,953     92,193
   CRH P.L.C. Sponsored ADR.................................     372      6,938
   DCC P.L.C. (0242493).....................................     432     12,357
   DCC P.L.C. (4189477).....................................   1,578     45,086
   Dragon Oil P.L.C.........................................   5,185     46,314
   FBD Holdings P.L.C.......................................   1,875     23,481
   Glanbia P.L.C............................................   4,032     38,221
  *Governor & Co. of the Bank of Ireland P.L.C. (The).......  87,494     10,335
  *Governor & Co. of the Bank of Ireland P.L.C. Sponsored
    ADR (The)...............................................      30        160
   Grafton Group P.L.C......................................   5,495     23,957
  *Independent News & Media P.L.C...........................     730         80
  *Kenmare Resources P.L.C..................................     953        602
   Paddy Power P.L.C........................................     456     33,641
   Smurfit Kappa Group P.L.C................................   3,302     36,406
                                                                     ----------
TOTAL IRELAND...............................................            382,595
                                                                     ----------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
ISRAEL -- (0.2%)
   Azrieli Group, Ltd..........................................    822 $ 18,414
  *Ceragon Networks, Ltd.......................................  1,170    5,137
   Clal Industries, Ltd........................................  2,565    9,060
   Clal Insurance Enterprises Holdings, Ltd....................    670    9,106
   Elbit Systems, Ltd..........................................    533   18,765
  *EZchip Semiconductor, Ltd...................................    325   10,208
  *First International Bank of Israel, Ltd.....................    123    1,461
   Frutarom Industries, Ltd....................................  1,280   13,785
  *Given Imaging, Ltd..........................................    902   16,240
   Harel Insurance Investments & Finances, Ltd.................    384   14,469
   Hot Telecommunications Systems, Ltd.........................    651    6,465
   Israel Chemicals, Ltd.......................................  4,642   58,074
  *Israel Discount Bank, Ltd. Series A.........................  2,038    2,875
  *Mellanox Technologies, Ltd..................................  1,147   86,561
   Migdal Insurance & Financial Holding, Ltd...................  6,903    9,301
  *Nitsba Holdings (1995), Ltd.................................    720    5,696
  *Oil Refineries, Ltd......................................... 30,902   14,880
   Osem Investments, Ltd.......................................  1,359   20,523
   Paz Oil Co., Ltd............................................     79   10,410
  *Retalix, Ltd................................................    659   13,001
  *Strauss Group, Ltd..........................................  1,238   13,994
                                                                       --------
TOTAL ISRAEL...................................................         358,425
                                                                       --------
ITALY -- (2.0%)
  *A2A SpA..................................................... 14,901    7,342
   ACEA SpA....................................................    926    5,096
   Alerion Cleanpower SpA......................................  2,085   10,182
   Amplifon SpA................................................  7,609   35,291
   Ansaldo STS SpA.............................................  3,195   26,004
  *Arnoldo Mondadori Editore SpA...............................  3,462    4,681
   Assicurazioni Generali SpA.................................. 17,851  290,685
   Astaldi SpA.................................................  2,155   13,874
  #Atlantia SpA................................................  4,137   68,430
   Autogrill SpA...............................................  1,407   14,402
   Azimut Holding SpA..........................................  3,472   44,108
 #*Banca Monte Dei Paschi di Siena SpA......................... 85,039   23,507
   Banca Piccolo Credito Valtellinese Scarl....................  5,966    9,500
   Banca Popolare dell'Emilia Romagna Scarl....................  4,130   24,609
  *Banca Popolare dell'Etruria e del Lazio Scarl...............  5,434    5,993
  *Banca Popolare di Milano Scarl.............................. 36,030   19,855
   Banca Popolare di Sondrio Scarl.............................  5,177   29,651
  *Banco Popolare Scarl........................................  2,213    3,531
   BasicNet SpA................................................  3,053    7,004
   C.I.R. SpA - Compagnie Industriali Riunite.................. 12,797   14,653
   Credito Emiliano SpA........................................  1,297    6,264
   De Longhi SpA...............................................  4,371   58,276
   DiaSorin SpA................................................    691   23,205
   Enel SpA.................................................... 62,616  235,795
   Eni SpA..................................................... 21,274  489,532
   Eni SpA Sponsored ADR.......................................    600   27,534
   ERG SpA.....................................................    971    7,049
   Esprinet SpA................................................  1,834    7,506
   Falck Renewables SpA........................................  2,083    2,545
   Fiat Industrial SpA.........................................  5,316   57,620
 #*Fiat SpA....................................................  5,849   28,625
 #*Finmeccanica SpA............................................ 10,748   53,304
  *Gemina SpA..................................................  6,656    6,356
  #Geox SpA....................................................    707    2,021
   Gruppo Editoriale L'Espresso SpA............................  2,471    2,454
  #Hera SpA....................................................  4,615    7,781
   Immsi SpA................................................... 13,995    6,969

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
ITALY -- (Continued)
   Impregilo SpA............................................   2,167 $    8,751
   Interpump Group SpA......................................   2,221     16,904
   Intesa Sanpaolo SpA...................................... 132,109    212,813
   Iren SpA.................................................   3,033      1,710
  #Italcementi SpA..........................................   3,075     15,563
  *Italmobiliare SpA........................................     111      1,711
  *KME Group SpA............................................   9,436      4,273
   Lottomatica Group SpA....................................   1,126     24,235
   Mediaset SpA.............................................   9,368     16,456
  *Milano Assicurazioni SpA.................................   5,077      2,161
  #Piaggio & C. SpA.........................................   7,738     19,083
  #Pirelli & C. SpA.........................................   5,139     59,698
 #*Prelios SpA..............................................   2,203        237
  *Premafin Finanziaria SpA.................................   6,626      1,338
   Prysmian SpA.............................................   1,451     27,976
   Recordati SpA............................................   2,408     19,293
  *Safilo Group SpA.........................................   1,166      9,856
   Saipem SpA...............................................   3,018    135,988
  *Saras SpA................................................  11,148     14,918
  #Snam SpA.................................................  17,646     78,195
  *Societa Cattolica di Assicurazioni Scrl..................   1,051     16,378
   Societa Iniziative Autostradali e Servizi SpA............   3,086     25,698
   Sogefi SpA...............................................   5,901     14,174
  *Sorin SpA................................................   5,946     13,948
   Telecom Italia SpA....................................... 114,064    105,237
   Telecom Italia SpA Sponsored ADR.........................   6,420     59,000
   Tenaris SA...............................................   1,995     37,395
   Tenaris SA ADR...........................................   2,200     82,764
   Terna Rete Elettrica Nazionale SpA.......................  12,948     48,681
   Tod's SpA................................................     420     49,228
  *UniCredit SpA............................................  67,800    299,889
   Unione di Banche Italiane ScpA...........................   8,864     34,917
 #*Unipol Gruppo Finanziario SpA............................   1,177      2,576
   Vittoria Assicurazioni SpA...............................   2,148     13,052
  *Yoox SpA.................................................   2,170     32,884
                                                                     ----------
TOTAL ITALY.................................................          3,188,214
                                                                     ----------
JAPAN -- (18.8%)
   77 Bank, Ltd. (The)......................................   5,000     19,041
   Accordia Golf Co., Ltd...................................      37     26,333
   Adeka Corp...............................................   4,200     31,676
   Advan Co., Ltd...........................................     500      5,246
   Advantest Corp...........................................   1,800     22,767
   Advantest Corp. ADR......................................     500      6,280
   Aeon Co., Ltd............................................   9,000     98,159
   Aica Kogyo Co., Ltd......................................   2,900     49,093
   Aichi Bank, Ltd. (The)...................................     300     16,610
   Aichi Steel Corp.........................................   2,000      7,448
   Aida Engineering, Ltd....................................   4,900     31,189
   Air Water, Inc...........................................   4,000     50,121
   Aisin Seiki Co., Ltd.....................................   2,600     75,931
   Ajinomoto Co., Inc.......................................   4,000     61,072
  #Akebono Brake Industry Co., Ltd..........................   4,000     17,240
   Akita Bank, Ltd. (The)...................................   3,000      8,235
   Alfresa Holdings Corp....................................   1,300     58,770
   All Nippon Airways Co., Ltd..............................   5,000     10,590
   Alpine Electronics, Inc..................................   2,300     19,990
  #Alps Electric Co., Ltd...................................   7,000     41,384
   Amada Co., Ltd...........................................   6,000     30,466
   Amano Corp...............................................   3,100     25,441
   Anritsu Corp.............................................   2,000     25,159

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   AOI Electronic Co., Ltd.....................................    200 $  2,954
   Aomori Bank, Ltd. (The).....................................  6,000   17,821
   Aoyama Trading Co., Ltd.....................................  1,600   31,620
   Arakawa Chemical Industries, Ltd............................    300    2,336
   Arcland Sakamoto Co., Ltd...................................    900   13,045
   Arcs Co., Ltd...............................................  2,023   42,698
   Arnest One Corp.............................................  2,000   29,672
   Asahi Diamond Industrial Co., Ltd...........................  1,000    8,856
   Asahi Glass Co., Ltd........................................ 29,000  197,137
   Asahi Group Holdings, Ltd...................................  4,300   98,140
   Asahi Kasei Corp............................................ 44,000  242,055
   Asatsu-DK, Inc..............................................    300    6,893
   Asics Corp..................................................  4,300   62,491
   Astellas Pharma, Inc........................................  4,800  238,740
   Atom Corp...................................................  3,800   19,236
   Autobacs Seven Co., Ltd.....................................    400   16,414
   Avex Group Holdings, Inc....................................  2,300   45,487
   Azbil Corp..................................................  3,500   71,601
   Bank of Iwate, Ltd. (The)...................................    300   13,906
   Bank of Okinawa, Ltd. (The).................................    300   12,488
   Bank of Saga, Ltd. (The)....................................  8,000   17,549
   Bank of the Ryukyus, Ltd....................................  1,800   22,635
   Benesse Holdings, Inc.......................................    500   24,084
  #Bic Camera, Inc.............................................     60   29,314
   Bridgestone Corp............................................  6,200  144,826
   Brother Industries, Ltd.....................................  5,300   49,985
   Bunka Shutter Co., Ltd......................................  6,000   25,618
   Calsonic Kansei Corp........................................  4,000   16,167
   Canon Electronics, Inc......................................    400    8,430
   Canon Marketing Japan, Inc..................................  3,600   52,468
   Canon, Inc..................................................    200    6,500
  #Canon, Inc. Sponsored ADR...................................  8,300  266,845
  #Casio Computer Co., Ltd.....................................  9,200   70,403
   Cawachi, Ltd................................................    500   10,666
   Central Glass Co., Ltd......................................  7,000   20,261
   Century Tokyo Leasing Corp..................................  2,300   45,666
   Chiyoda Corp................................................  3,000   48,460
   Chubu Electric Power Co., Ltd...............................  6,400   65,947
   Chubu Shiryo Co., Ltd.......................................  1,000    6,395
   Chugai Pharmaceutical Co., Ltd..............................  1,800   36,470
   Chugoku Electric Power Co., Ltd. (The)......................  3,400   36,573
   Chugoku Marine Paints, Ltd..................................  2,000    9,874
   Chukyo Bank, Ltd. (The).....................................  8,000   18,027
   Chuo Spring Co., Ltd........................................  1,000    3,413
   Citizen Holdings Co., Ltd...................................  9,500   48,215
   CKD Corp....................................................    700    3,570
   Cleanup Corp................................................    600    3,935
   CMK Corp....................................................  2,600    8,485
   Coca-Cola West Co., Ltd.....................................  2,100   32,193
   Cocokara fine, Inc..........................................    400   13,471
   COMSYS Holdings Corp........................................  1,600   21,270
   Cosel Co., Ltd..............................................    600    7,748
   Cosmo Oil Co., Ltd.......................................... 25,000   44,466
   Dai Nippon Printing Co., Ltd................................ 14,000   99,205
   Daibiru Corp................................................  1,100    8,900
   Daicel Corp................................................. 10,000   60,039
   Daido Steel Co., Ltd........................................ 17,000   73,724
   Daidoh, Ltd.................................................    500    2,855
 #*Daiei, Inc. (The)...........................................  1,350    2,555
   Daifuku Co., Ltd............................................  1,500    7,498
   Daihatsu Motor Co., Ltd.....................................  2,000   35,003

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   Daihen Corp.................................................  2,000 $  5,360
   Dai-ichi Life Insurance Co., Ltd. (The).....................      4    4,612
  #Daiichi Sankyo Co., Ltd.....................................  5,700   87,244
   Daikin Industries, Ltd......................................  2,600   71,974
   Daikyo, Inc................................................. 12,000   32,014
  #Dainippon Sumitomo Pharma Co., Ltd..........................  4,900   56,359
   Daio Paper Corp.............................................  1,000    5,524
   Daisan Bank, Ltd. (The).....................................  2,000    3,555
   Daiseki Co., Ltd............................................  1,100   14,838
   Daito Trust Construction Co., Ltd...........................    900   90,843
   Daiwa House Industry Co., Ltd............................... 12,000  181,983
   Daiwa Securities Group, Inc................................. 19,000   75,794
   Daiwabo Holdings Co., Ltd...................................  8,000   14,824
   DCM Holdings Co., Ltd.......................................  1,300    8,858
   Denki Kagaku Kogyo K.K...................................... 20,000   61,755
   Denso Corp..................................................  4,200  131,868
   Dentsu, Inc.................................................  4,500  106,298
   DIC Corp.................................................... 32,000   59,004
  #Disco Corp..................................................    300   14,804
   Doutor Nichires Holdings Co., Ltd...........................  1,900   23,916
   Dowa Holdings Co., Ltd...................................... 10,000   66,726
   Duskin Co., Ltd.............................................  1,300   24,690
   eAccess, Ltd................................................     49   24,729
   Earth Chemical Co., Ltd.....................................    200    7,426
   East Japan Railway Co.......................................  2,600  178,456
   Ebara Corp.................................................. 18,000   70,590
   Edion Corp..................................................  1,300    5,556
   Ehime Bank, Ltd. (The)......................................  8,000   20,456
   Eighteenth Bank, Ltd. (The).................................  3,000    7,866
   Eizo Nanao Corp.............................................  1,100   17,257
   Electric Power Development Co., Ltd.........................  1,700   43,544
   ESPEC Corp..................................................    700    5,609
   Exedy Corp..................................................  1,300   25,411
   Ezaki Glico Co., Ltd........................................  1,000   11,276
   FALCO SD HOLDINGS Co., Ltd..................................    200    2,363
   FamilyMart Co., Ltd.........................................    400   19,384
   Fancl Corp..................................................  1,500   16,119
   FANUC Corp..................................................  1,500  238,974
   Fast Retailing Co., Ltd.....................................    300   66,801
  #FCC Co., Ltd................................................  2,100   37,715
   FIDEA Holdings Co., Ltd.....................................  5,200   10,295
   FP Corp.....................................................    500   37,587
   Fuji Co., Ltd...............................................  1,000   21,093
   Fuji Corp, Ltd..............................................  1,100    5,919
   Fuji Electric Co., Ltd...................................... 22,000   44,630
   Fuji Heavy Industries, Ltd..................................  9,000   86,761
   Fuji Media Holdings, Inc....................................      7   10,367
   Fuji Oil Co., Ltd...........................................  1,100   14,641
   Fuji Seal International, Inc................................  1,300   27,695
  #Fuji Soft, Inc..............................................    600   12,738
   FUJIFILM Holdings Corp......................................  5,400   91,154
   Fujikura, Ltd............................................... 11,000   30,609
   Fujimi, Inc.................................................    400    7,811
   Fujitec Co., Ltd............................................  6,000   35,956
   Fujitsu, Ltd................................................ 32,000  123,115
   FuKoKu Co., Ltd.............................................    200    1,747
   Fukui Bank, Ltd. (The)......................................  7,000   14,758
   Fukuoka Financial Group, Inc................................ 13,000   50,838
  *Furukawa Electric Co., Ltd.................................. 11,000   21,936
  *Futaba Industrial Co., Ltd..................................    500    1,880
   Fuyo General Lease Co., Ltd.................................    400   11,193

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   Glory, Ltd..................................................  1,500 $ 36,405
   Godo Steel, Ltd.............................................  8,000   11,929
   Goldcrest Co., Ltd..........................................  1,060   15,938
  #GS Yuasa Corp...............................................  5,000   19,491
   Gunma Bank, Ltd. (The)......................................  4,000   19,298
   Gunze, Ltd..................................................  7,000   17,531
   H2O Retailing Corp..........................................  3,000   30,860
   Hachijuni Bank, Ltd. (The)..................................  6,000   30,995
   Hakuhodo DY Holdings, Inc...................................    620   37,156
   Hamamatsu Photonics K.K.....................................    200    6,934
   Hankyu Hanshin Holdings, Inc................................ 13,000   71,966
   Hanwa Co., Ltd..............................................  3,000   10,487
   Harashin Narus Holdings Co., Ltd............................    400    7,453
  *Haseko Corp................................................. 34,000   21,703
   Heiwa Corp..................................................    500    7,859
   Heiwa Real Estate Co., Ltd..................................  2,100   24,567
   Heiwado Co., Ltd............................................    700    9,741
   Hibiya Engineering, Ltd.....................................    800    9,028
   Hino Motors, Ltd............................................  2,000   15,460
  *Hitachi Cable, Ltd..........................................  3,000    3,942
   Hitachi Chemical Co., Ltd...................................  3,300   46,541
  #Hitachi Construction Machinery Co., Ltd.....................  1,700   27,949
   Hitachi High-Technologies Corp..............................  2,100   46,023
   Hitachi Koki Co., Ltd.......................................    800    5,738
   Hitachi Kokusai Electric, Inc...............................  2,000   13,569
  #Hitachi Metals, Ltd.........................................  3,000   28,106
   Hitachi Tool Engineering, Ltd...............................    600    5,614
   Hitachi Transport System, Ltd...............................  1,100   16,512
   Hitachi Zosen Corp.......................................... 22,500   28,191
   Hitachi, Ltd................................................  6,000   31,819
   Hitachi, Ltd. ADR...........................................  3,100  162,626
   Hokkaido Electric Power Co., Inc............................  4,900   40,354
   Hokuetsu Bank, Ltd. (The)................................... 16,000   30,678
  #Hokuetsu Kishu Paper Co., Ltd...............................  4,500   23,057
   Hokuhoku Financial Group, Inc............................... 11,000   17,489
   Hokuriku Electric Power Co., Inc............................  3,800   37,740
   Hokuto Corp.................................................    700   13,991
   Honda Motor Co., Ltd........................................ 11,300  339,715
  #Honda Motor Co., Ltd. Sponsored ADR.........................  8,100  244,296
   Horiba, Ltd.................................................  1,300   35,471
   Hoshizaki Electric Co., Ltd.................................    600   16,337
   Hosiden Corp................................................    800    4,339
   House Foods Corp............................................  2,300   37,121
   Hoya Corp...................................................  1,400   28,354
   Hyakugo Bank, Ltd. (The)....................................  6,000   26,255
   Ibiden Co., Ltd.............................................  2,300   29,004
   Idemitsu Kosan Co., Ltd.....................................    700   60,247
   IHI Corp.................................................... 20,000   42,119
   Iino Kaiun Kaisha, Ltd......................................  6,200   17,706
   Imperial Hotel, Ltd.........................................    200    5,282
   Inaba Seisakusho Co., Ltd...................................    600    7,374
   Inabata & Co., Ltd..........................................  1,200    7,756
   Inageya Co., Ltd............................................  2,000   24,441
   Ines Corp...................................................    500    3,190
   Inpex Corp..................................................     40  227,875
   Iseki & Co., Ltd............................................  6,000   13,766
   Isetan Mitsukoshi Holdings, Ltd.............................  3,340   32,694
   Isuzu Motors, Ltd........................................... 12,000   63,475
   Ito En, Ltd.................................................    600   11,291
   ITOCHU Corp................................................. 13,400  134,128
   Itoham Foods, Inc...........................................  2,000    7,992

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   Iwatani Corp................................................  9,000 $ 35,274
   Izumi Co., Ltd..............................................    700   17,010
   Izumiya Co., Ltd............................................  4,000   19,798
   J. Front Retailing Co., Ltd.................................  9,000   46,802
   Japan Airport Terminal Co., Ltd.............................    700    7,609
   Japan Aviation Electronics Industry, Ltd....................  2,000   15,945
  #Japan Steel Works, Ltd. (The)...............................  7,000   41,495
   Japan Tobacco, Inc..........................................  3,200   88,487
   Japan Wool Textile Co., Ltd. (The)..........................  1,000    6,865
   JFE Holdings, Inc...........................................  5,200   73,392
   JGC Corp....................................................  3,000  103,216
  #Joshin Denki Co., Ltd.......................................  2,000   21,901
   JSR Corp....................................................  2,800   48,030
   JTEKT Corp..................................................  6,900   51,816
   Jupiter Telecommunications Co., Ltd.........................     19   25,870
   Juroku Bank, Ltd............................................  8,000   25,960
  #JVC Kenwood Holdings, Inc...................................  3,820   13,559
   JX Holdings, Inc............................................ 33,220  176,932
  #Kadokawa Group Holdings, Inc................................  1,200   36,888
   Kagome Co., Ltd.............................................  1,500   30,583
   Kagoshima Bank, Ltd. (The)..................................  2,000   12,751
   Kajima Corp................................................. 22,403   62,045
   Kakaku.com, Inc.............................................  1,000   34,231
   Kaken Pharmaceutical Co., Ltd...............................  1,000   15,489
   Kamei Corp..................................................  2,000   17,279
   Kaneka Corp................................................. 12,000   58,539
  *Kanematsu Corp.............................................. 16,000   18,874
   Kansai Electric Power Co., Inc.............................. 13,300  102,296
   Kansai Paint Co., Ltd.......................................  7,000   75,406
   Kao Corp....................................................  3,900  109,557
  *Katakura Industries Co., Ltd................................  1,200   10,369
   Kato Sangyo Co., Ltd........................................    900   16,278
   Kawasaki Heavy Industries, Ltd.............................. 30,000   61,714
 #*Kawasaki Kisen Kaisha, Ltd.................................. 13,000   16,478
   KDDI Corp...................................................  3,600  279,649
   Keihin Corp.................................................    600    7,244
  *Kenedix, Inc................................................     64    8,315
   Kewpie Corp.................................................  3,500   57,805
   Kikkoman Corp...............................................  4,000   53,111
   Kinden Corp.................................................  2,000   12,522
  #Kintetsu Corp............................................... 20,000   78,379
   Kirin Holdings Co., Ltd.....................................  8,000  100,425
   Kitz Corp...................................................  7,500   31,675
   Kiyo Holdings, Inc.......................................... 10,000   13,667
   Koa Corp....................................................    900    7,039
   Kobayashi Pharmaceutical Co., Ltd...........................    600   31,664
  *Kobe Steel, Ltd............................................. 81,000   71,106
  #Kohnan Shoji Co., Ltd.......................................  1,900   23,007
   Koito Manufacturing Co., Ltd................................  1,000   12,421
   Kokuyo Co., Ltd.............................................  1,500   11,654
   Komatsu, Ltd................................................  9,800  205,355
   Konica Minolta Holdings, Inc................................ 14,000   93,140
   Konishi Co., Ltd............................................    300    4,497
   Kose Corp...................................................  1,300   28,057
  *K's Holdings Corp...........................................  1,419   37,947
   Kubota Corp.................................................  8,000   81,801
   Kubota Corp. Sponsored ADR..................................  1,000   51,260
   Kurabo Industries, Ltd...................................... 13,000   20,034
   Kuraray Co., Ltd............................................  6,300   73,222
   Kureha Corp.................................................  2,000    7,778
   Kurita Water Industries, Ltd................................  1,900   43,133

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
   Kuroda Electric Co., Ltd...................................   1,800 $ 20,284
  #KYB Co., Ltd...............................................   3,000   10,797
   Kyocera Corp...............................................     700   61,571
   Kyocera Corp. Sponsored ADR................................   1,000   88,800
   Kyokuyo Co., Ltd...........................................   2,000    4,439
   KYORIN Holdings, Inc.......................................   2,000   42,284
   Kyowa Exeo Corp............................................   2,000   20,992
   Kyowa Hakko Kirin Co., Ltd.................................   4,000   42,577
   Kyushu Electric Power Co., Inc.............................   3,300   25,023
   Lawson, Inc................................................     500   36,745
   LEC, Inc...................................................     400    4,999
  *Leopalace21 Corp...........................................   2,100    6,323
   Life Corp..................................................   1,400   21,623
   Lintec Corp................................................   1,100   19,027
  #Lion Corp..................................................   5,000   28,887
   LIXIL Group Corp...........................................   6,200  137,071
  #M3, Inc....................................................      24   46,101
   Maeda Corp.................................................   7,000   30,966
   Maeda Road Construction Co., Ltd...........................   1,000   12,557
   Makino Milling Machine Co., Ltd............................   7,000   32,912
   Makita Corp................................................   1,200   47,509
   Mandom Corp................................................   1,000   26,391
   Mars Engineering Corp......................................     300    7,148
   Marubeni Corp..............................................  14,000   90,718
   Marubun Corp...............................................     800    3,336
   Marudai Food Co., Ltd......................................   1,000    3,508
   Maruha Nichiro Holdings, Inc...............................   6,000    9,859
   Marui Group Co., Ltd.......................................   4,600   33,090
   Marusan Securities Co., Ltd................................   3,900   12,055
   Max Co., Ltd...............................................   2,000   21,877
  *Mazda Motor Corp...........................................  95,000  113,309
   Medipal Holdings Corp......................................   2,000   25,471
   Megmilk Snow Brand Co., Ltd................................   2,100   35,457
   Meidensha Corp.............................................   4,000   14,090
  #MEIJI Holdings Co., Ltd....................................     300   13,726
   Meitec Corp................................................     300    6,605
   Michinoku Bank, Ltd. (The).................................   3,000    5,861
   Minato Bank, Ltd. (The)....................................   8,000   14,328
  #Minebea Co., Ltd...........................................  10,000   32,869
   Miraca Holdings, Inc.......................................     600   25,339
   Misumi Group, Inc..........................................     600   14,741
   Mitsubishi Chemical Holdings Corp..........................  44,500  176,245
   Mitsubishi Corp............................................  11,180  199,596
   Mitsubishi Electric Corp...................................  22,000  164,443
   Mitsubishi Estate Co., Ltd.................................  10,000  197,906
   Mitsubishi Gas Chemical Co., Inc...........................  14,369   70,994
   Mitsubishi Heavy Industries, Ltd...........................  40,000  168,483
   Mitsubishi Logistics Corp..................................   3,000   38,690
   Mitsubishi Materials Corp..................................  30,000   87,225
  *Mitsubishi Motors Corp.....................................  29,000   24,997
  *Mitsubishi Paper Mills, Ltd................................  11,000    9,368
   Mitsubishi Pencil Co., Ltd.................................     600   10,620
   Mitsubishi Steel Manufacturing Co., Ltd....................   3,000    5,119
   Mitsubishi Tanabe Pharma Corp..............................   6,200   89,371
   Mitsubishi UFJ Financial Group, Inc........................ 114,600  518,447
   Mitsubishi UFJ Financial Group, Inc. ADR...................  25,043  112,443
   Mitsuboshi Belting Co., Ltd................................   4,000   22,157
   Mitsui & Co., Ltd..........................................   1,900   26,781
   Mitsui & Co., Ltd. Sponsored ADR...........................     473  133,088
   Mitsui Chemicals, Inc......................................  50,000  103,362
   Mitsui Engineering & Shipbuilding Co., Ltd.................  21,000   25,257

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
   Mitsui Fudosan Co., Ltd....................................   7,000 $141,503
   Mitsui Home Co., Ltd.......................................   3,000   14,629
  *Mitsui Mining & Smelting Co., Ltd..........................  14,000   29,636
   Mitsui O.S.K. Lines, Ltd...................................  26,000   62,320
   Mitsui-Soko Co., Ltd.......................................   8,000   24,465
  *Mitsumi Electric Co., Ltd..................................   2,400   11,552
   Miura Co., Ltd.............................................     400    9,141
   Miyazaki Bank, Ltd. (The)..................................   7,000   17,190
   Mizuho Financial Group, Inc................................ 221,040  345,857
   Mizuho Financial Group, Inc. ADR...........................  11,600   36,076
   Mizuno Corp................................................   6,000   27,975
   Mochida Pharmaceutical Co., Ltd............................   2,000   25,802
  #Mori Seiki Co., Ltd........................................   1,900   11,900
   Morinaga & Co., Ltd........................................  11,000   24,235
   Morinaga Milk Industry Co., Ltd............................   4,000   13,227
   Mory Industries, Inc.......................................   2,000    5,538
  #MOS Food Services, Inc.....................................     700   13,389
   Moshi Moshi Hotline, Inc...................................   2,100   31,628
   MS&AD Insurance Group Holdings, Inc........................   6,752  114,506
   Murata Manufacturing Co., Ltd..............................   1,700   82,698
  #Musashi Seimitsu Industry Co., Ltd.........................     300    6,265
   Nabtesco Corp..............................................   1,000   18,663
   Nachi-Fujikoshi Corp.......................................   9,000   27,981
   Nagase & Co., Ltd..........................................   2,000   21,335
   Nakamuraya Co., Ltd........................................   1,000    4,935
   Namco Bandai Holdings, Inc.................................   4,300   67,566
   Nankai Electric Railway Co., Ltd...........................  11,000   49,745
   Nanto Bank, Ltd. (The).....................................   3,000   15,297
   Natori Co., Ltd............................................     500    5,464
  *NEC Corp...................................................  79,000  151,526
   Net One Systems Co., Ltd...................................   3,200   35,618
   NGK Insulators, Ltd........................................   3,000   33,450
   NGK Spark Plug Co., Ltd....................................   5,000   55,993
   NHK Spring Co., Ltd........................................   3,000   25,056
   Nichia Steel Works, Ltd....................................   1,000    2,306
  #Nichias Corp...............................................   4,000   19,603
  #Nichicon Corp..............................................   1,300    8,850
   Nichii Gakkan Co...........................................   3,100   28,233
   Nichirei Corp..............................................   7,000   38,612
  #Nidec Corp.................................................     400   28,466
   Nidec Corp. ADR............................................   2,800   49,672
   Nifco, Inc.................................................     500   11,362
   Nihon Kohden Corp..........................................     700   26,039
   Nihon Parkerizing Co., Ltd.................................   1,000   15,092
   Nihon Unisys, Ltd..........................................   2,600   18,905
   Nihon Yamamura Glass Co., Ltd..............................   3,000    6,239
   Nikkiso Co., Ltd...........................................   3,000   35,823
   Nikon Corp.................................................   2,400   61,222
   Nippo Corp.................................................   3,000   34,003
 #*Nippon Chemi-Con Corp......................................   6,000    8,727
   Nippon Coke & Engineering Co., Ltd.........................   3,500    4,124
   Nippon Denko Co., Ltd......................................   2,000    4,684
   Nippon Electric Glass Co., Ltd.............................   8,000   40,717
   Nippon Flour Mills Co., Ltd................................   2,000    8,368
   Nippon Kayaku Co., Ltd.....................................   4,000   44,527
   Nippon Konpo Unyu Soko Co., Ltd............................   1,000   12,049
  *Nippon Light Metal Holdings Co., Ltd.......................  33,000   29,792
   Nippon Meat Packers, Inc...................................   5,000   62,051
   Nippon Paint Co., Ltd......................................   6,000   48,018
  #Nippon Paper Group, Inc....................................   4,900   56,039
   Nippon Seiki Co., Ltd......................................   1,000    9,610

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
 #*Nippon Sheet Glass Co., Ltd................................  27,800 $ 23,026
   Nippon Shinyaku Co., Ltd...................................   1,000   12,047
   Nippon Shokubai Co., Ltd...................................   5,000   49,040
   Nippon Signal Co., Ltd.....................................   2,700   15,128
   Nippon Soda Co., Ltd.......................................   8,000   34,775
   Nippon Steel & Sumitomo Metal Corp......................... 146,800  324,035
   Nippon Suisan Kaisha, Ltd..................................   2,700    5,919
   Nippon Telegraph & Telephone Corp..........................   1,700   77,738
   Nippon Telegraph & Telephone Corp. ADR.....................   6,000  136,920
   Nippon Television Network Corp.............................   1,800   23,282
   Nippon Thompson Co., Ltd...................................   3,000   10,380
   Nippon Valqua Industries, Ltd..............................   3,000    8,048
  *Nippon Yakin Kogyo Co., Ltd................................   2,000    1,781
  #Nippon Yusen K.K...........................................  32,405   61,768
   Nishimatsu Construction Co., Ltd...........................  13,000   20,353
  #Nishimatsuya Chain Co., Ltd................................   2,600   20,947
   Nissan Chemical Industries, Ltd............................   5,700   62,920
   Nissan Motor Co., Ltd......................................  24,300  203,230
   Nissan Shatai Co., Ltd.....................................   4,000   43,770
 #*Nissha Printing Co., Ltd...................................     500    3,820
   Nisshin Oillio Group, Ltd. (The)...........................   2,000    7,364
   Nisshin Seifun Group, Inc..................................   5,500   68,730
  *Nisshin Steel Holdings Co., Ltd............................   3,700   24,518
   Nisshinbo Holdings, Inc....................................   5,000   32,710
   Nissin Foods Holdings Co., Ltd.............................     900   34,032
   Nissin Kogyo Co., Ltd......................................     700   10,060
   Nitta Corp.................................................     800   12,306
   Nitto Boseki Co., Ltd......................................   8,000   26,301
   Nitto Denko Corp...........................................   2,400  109,027
   Nitto Kogyo Corp...........................................     700   10,718
   NKSJ Holdings, Inc.........................................   1,500   27,344
   NOF Corp...................................................   2,000    9,549
   NOK Corp...................................................   3,200   51,339
   Nomura Holdings, Inc.......................................  26,400   95,432
   Nomura Holdings, Inc. ADR..................................  14,000   50,400
   Nomura Real Estate Holdings, Inc...........................     900   16,155
   Noritz Corp................................................     500    8,214
  *North Pacific Bank, Ltd....................................   8,000   20,674
   NSD Co., Ltd...............................................   2,400   22,976
   NSK, Ltd...................................................   9,000   49,433
 #*NTN Corp...................................................  14,000   25,116
   NTT Data Corp..............................................       8   26,074
   NTT DOCOMO, Inc............................................      75  108,677
   NTT DOCOMO, Inc. Sponsored ADR.............................   4,886   70,358
   Obayashi Corp..............................................  15,000   67,105
   Ohara, Inc.................................................     300    2,285
   Oiles Corp.................................................   1,500   28,190
   Oita Bank, Ltd. (The)......................................   2,000    6,717
  #Oji Holdings Corp..........................................  23,000   67,445
  *Oki Electric Industry Co., Ltd.............................  12,000   12,056
   Okinawa Electric Power Co., Ltd............................     200    6,125
   OKUMA Corp.................................................   2,000   12,224
   Okumura Corp...............................................   7,000   22,534
   Okura Industrial Co., Ltd..................................   2,000    5,442
  *Olympus Corp...............................................   2,500   43,681
   Omron Corp.................................................   3,500   69,777
   Onward Holdings Co., Ltd...................................   4,000   29,618
   Osaka Gas Co., Ltd.........................................  26,000  107,160
  #Osaka Titanium Technologies Co., Ltd.......................     200    3,960
   Osaki Electric Co., Ltd....................................   1,000    5,363
   OSG Corp...................................................   1,100   14,419

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
  #Pacific Metals Co., Ltd.....................................  7,000 $ 23,795
   PanaHome Corp...............................................  5,000   31,256
  #Panasonic Corp.............................................. 16,500  100,082
   Panasonic Corp. Sponsored ADR............................... 24,160  133,605
   Panasonic Information Systems Co., Ltd......................    300    7,194
   Parco Co., Ltd..............................................    200    2,099
   Paris Miki Holdings, Inc....................................  2,800   15,220
   Park24 Co., Ltd.............................................    900   15,464
   Penta-Ocean Construction Co., Ltd...........................  9,500   22,845
   Pigeon Corp.................................................    700   32,254
   Piolax, Inc.................................................    500   10,400
 #*Pioneer Electronic Corp.....................................  8,000   19,166
   Pola Orbis Holdings, Inc....................................    600   18,889
   Press Kogyo Co., Ltd........................................  6,000   25,094
   Pronexus, Inc...............................................    600    3,524
  *Rakuten, Inc................................................  3,300   29,664
   Rengo Co., Ltd..............................................  7,000   30,595
   Resona Holdings, Inc........................................ 16,100   69,668
   Resorttrust, Inc............................................  1,100   20,507
  #Ricoh Co., Ltd.............................................. 18,000  150,640
   Ricoh Leasing Co., Ltd......................................    600   13,976
   Riken Corp..................................................  5,000   16,739
   Rinnai Corp.................................................    800   54,640
   Rohm Co., Ltd...............................................  2,200   71,052
   Rohto Pharmaceutical Co., Ltd...............................  1,000   13,782
   Roland DG Corp..............................................    700    7,557
   Round One Corp..............................................  2,400   12,143
  #Royal Holdings Co., Ltd.....................................  1,800   22,454
   Ryobi, Ltd..................................................  9,000   18,322
   Ryohin Keikaku Co., Ltd.....................................    725   48,012
   Ryosan Co., Ltd.............................................  1,400   23,632
   Saibu Gas Co., Ltd..........................................  5,000   13,155
   Saizeriya Co., Ltd..........................................  1,800   25,289
   Sakata Seed Corp............................................  1,800   23,260
   San-A Co., Ltd..............................................    700   27,179
   Sanden Corp.................................................  2,000    6,015
   Sangetsu Co., Ltd...........................................  1,000   26,626
   Sanki Engineering Co., Ltd..................................  3,000   13,866
   Sankyo Co., Ltd.............................................    400   18,123
   Sankyu, Inc.................................................  8,000   27,869
   Sanrio Co., Ltd.............................................    300    9,877
   Santen Pharmaceutical Co., Ltd..............................    800   35,044
   Sanyo Chemical Industries, Ltd..............................  2,000   11,285
   Sanyo Shokai, Ltd...........................................  9,000   26,495
   Sanyo Special Steel Co., Ltd................................  3,000    8,945
   Sapporo Holdings, Ltd....................................... 15,000   41,889
  #Sawai Pharmaceutical Co., Ltd...............................    500   55,233
   SCSK Corp...................................................  1,743   29,681
   Secom Co., Ltd..............................................  1,400   71,308
   Sega Sammy Holdings, Inc....................................  1,800   33,927
   Seikagaku Corp..............................................  1,400   16,049
  #Seiko Epson Corp............................................  3,600   20,020
   Seino Holdings Co., Ltd.....................................  2,000   11,532
   Seiren Co., Ltd.............................................  1,800   11,218
   Sekisui Chemical Co., Ltd................................... 11,000   90,339
   Sekisui House, Ltd.......................................... 20,000  204,499
   Sekisui Plastics Co., Ltd...................................  5,000   11,347
  #Senko Co., Ltd..............................................  2,320    9,389
  #Senshukai Co., Ltd..........................................  1,600   10,079
   Seven & I Holdings Co., Ltd.................................  6,500  200,456
  #Sharp Corp.................................................. 36,000   77,662

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   Shiga Bank, Ltd.............................................  8,000 $ 52,332
   Shikoku Bank, Ltd...........................................  6,000   14,882
   Shikoku Electric Power Co., Inc.............................  5,600   59,872
  #Shima Seiki Manufacturing Co., Ltd..........................    300    3,818
   Shimachu Co., Ltd...........................................    700   15,466
   Shimadzu Corp...............................................  7,000   47,140
   Shimano, Inc................................................    300   18,912
   Shimizu Corp................................................ 31,000  103,711
  #Shindengen Electric Manufacturing Co., Ltd..................  1,000    2,320
   Shin-Etsu Chemical Co., Ltd.................................  3,900  220,206
   Shinko Electric Industries Co., Ltd.........................  1,300    8,094
   Shinmaywa Industries, Ltd...................................  4,000   21,705
   Shionogi & Co., Ltd.........................................  4,600   76,369
   Ship Healthcare Holdings, Inc...............................    500   16,673
   Shiroki Corp................................................  5,000   10,927
   Shiseido Co., Ltd...........................................  5,900   74,666
   Shizuoka Bank, Ltd..........................................  4,000   40,912
   Shizuoka Gas Co., Ltd.......................................  3,000   21,358
   SHO-BOND Holdings Co., Ltd..................................    200    6,049
   Shochiku Co., Ltd...........................................  1,000    9,746
   Showa Corp..................................................  1,800   16,655
  #Showa Denko K.K............................................. 53,000   81,072
   Showa Shell Sekiyu K.K......................................  9,600   53,445
   Sinanen Co., Ltd............................................  4,000   17,098
   Sintokogio, Ltd.............................................  4,000   28,228
   SKY Perfect JSAT Holdings, Inc..............................     27   12,337
   Softbank Corp...............................................  3,200  101,063
   Sohgo Security Services Co., Ltd............................    800   11,242
   Sojitz Corp................................................. 38,600   47,918
   Sony Corp...................................................  5,100   60,386
   Sony Corp. Sponsored ADR.................................... 14,427  169,373
   Space Co., Ltd..............................................    200    1,800
   SRA Holdings, Inc...........................................    600    6,540
   Stanley Electric Co., Ltd...................................  1,900   26,147
   Star Micronics Co., Ltd.....................................    700    6,553
 #*Start Today Co., Ltd........................................  1,400   15,341
   Starzen Co., Ltd............................................  3,000    8,942
   Sugi Holdings Co., Ltd......................................  1,200   43,367
  *Sumco Corp..................................................  3,000   20,576
   Suminoe Textile Co., Ltd....................................  5,000    9,272
   Sumitomo Bakelite Co., Ltd..................................  9,000   32,123
   Sumitomo Chemical Co., Ltd.................................. 50,231  141,163
   Sumitomo Corp...............................................  6,100   83,160
   Sumitomo Electric Industries, Ltd........................... 10,400  111,880
   Sumitomo Forestry Co., Ltd..................................  7,200   64,434
   Sumitomo Heavy Industries, Ltd.............................. 23,000   82,459
   Sumitomo Metal Mining Co., Ltd.............................. 16,000  210,717
   Sumitomo Mitsui Financial Group, Inc........................  6,200  189,453
   Sumitomo Mitsui Trust Holdings, Inc......................... 11,000   33,383
   Sumitomo Osaka Cement Co., Ltd.............................. 11,000   35,813
   Sumitomo Realty & Development Co., Ltd......................  2,000   55,264
   Sumitomo Rubber Industries, Ltd.............................  2,400   28,294
   Sumitomo Warehouse Co., Ltd.................................  3,000   12,551
   Suzuken Co., Ltd............................................  1,100   34,723
   Suzuki Motor Corp...........................................  4,900  111,126
   Sysmex Corp.................................................  1,400   65,829
   T&D Holdings, Inc...........................................  8,300   90,696
   Tachi-S Co., Ltd............................................    400    7,340
   Tadano, Ltd.................................................  1,000    7,377
   Taiheiyo Cement Corp........................................ 24,000   51,165
   Taikisha, Ltd...............................................  1,200   25,478

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   Taisei Corp................................................. 31,000 $ 85,473
   Taiyo Nippon Sanso Corp.....................................  9,000   49,397
  #Taiyo Yuden Co., Ltd........................................  2,000   16,967
   Takamatsu Construction Group Co., Ltd.......................    700   11,470
   Takara Holdings, Inc........................................  4,000   29,963
   Takara Standard Co., Ltd....................................  5,000   37,523
   Takasago International Corp.................................  2,000   10,185
   Takasago Thermal Engineering Co., Ltd.......................  3,000   23,606
   Takashimaya Co., Ltd........................................  8,000   52,619
   Takata Corp.................................................  1,000   18,269
   Takeda Pharmaceutical Co., Ltd..............................  8,600  399,735
   Tayca Corp..................................................  3,000    8,467
  #TDK Corp....................................................  1,200   45,125
   TDK Corp. Sponsored ADR.....................................  1,200   44,604
   Teijin, Ltd................................................. 43,000   98,613
   Terumo Corp.................................................  1,700   73,220
   THK Co., Ltd................................................  3,800   63,172
   TKC Corp....................................................    400    7,808
   Toa Corp.................................................... 13,000   18,584
   Toagosei Co., Ltd...........................................  7,000   28,538
   TOC Co., Ltd................................................  2,800   14,911
   Tochigi Bank, Ltd...........................................  5,000   17,547
   Toda Corp...................................................  3,000    9,058
   Toei Co., Ltd...............................................  5,000   27,432
   Toho Bank, Ltd..............................................  3,000   10,033
   Toho Co., Ltd...............................................  1,000    3,858
   Toho Holdings Co., Ltd......................................  2,900   59,282
   Toho Titanium Co., Ltd......................................  1,000    8,893
   Toho Zinc Co., Ltd..........................................  5,000   16,984
  *Tohuku Electric Power Co., Inc..............................  5,100   37,567
   Tokai Carbon Co., Ltd.......................................  8,000   25,701
   Tokai Rika Co., Ltd.........................................  1,800   22,590
   Tokai Tokyo Financial Holdings, Inc.........................  7,000   25,220
   Token Corp..................................................    120    5,269
   Tokio Marine Holdings, Inc..................................  8,300  219,702
   Tokushu Tokai Paper Co., Ltd................................  4,000    9,866
  #Tokuyama Corp...............................................  8,000   15,350
   Tokyo Broadcasting System, Inc..............................  1,600   15,558
  *Tokyo Dome Corp.............................................  2,000    6,743
  *Tokyo Electric Power Co., Inc...............................  5,300    8,652
   Tokyo Electron, Ltd.........................................  2,700  121,582
   Tokyo Energy & Systems, Inc.................................  2,000    8,711
   Tokyo Gas Co., Ltd.......................................... 28,000  148,370
   Tokyo Seimitsu Co., Ltd.....................................    700   10,577
   Tokyo Steel Manufacturing Co., Ltd..........................    400    1,285
  *Tokyo Tatemono Co., Ltd..................................... 16,000   65,851
   Tokyo Tomin Bank, Ltd.......................................    500    4,304
   Tokyu Land Corp............................................. 14,000   78,595
   TOMONY Holdings, Inc........................................  1,800    7,554
   Tomy Co., Ltd...............................................    800    4,414
   Tonami Holdings Co., Ltd....................................  3,000    6,656
   TonenGeneral Sekiyu K.K.....................................  4,000   36,300
   Toppan Forms Co., Ltd.......................................  1,300   12,246
   Toppan Printing Co., Ltd.................................... 16,000   92,475
   Topre Corp..................................................    300    2,590
   Topy Industries, Ltd........................................  8,000   15,539
   Toray Industries, Inc....................................... 18,000  105,069
   Toshiba Corp................................................ 34,000  126,333
   Toshiba Machine Co., Ltd....................................  8,000   34,702
   Toshiba TEC Corp............................................  2,000    9,347
   Tosoh Corp.................................................. 23,000   45,025

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------ -----------
JAPAN -- (Continued)
   Totetsu Kogyo Co., Ltd...................................  1,300 $    14,891
   TOTO, Ltd................................................  8,000      59,956
   Towa Pharmaceutical Co., Ltd.............................    200      12,708
   Toyo Ink SC Holdings Co., Ltd............................  3,000      11,054
   Toyo Seikan Kaisha, Ltd..................................  6,600      70,167
   Toyo Tire & Rubber Co., Ltd.............................. 12,000      29,154
   Toyobo Co., Ltd.......................................... 23,000      25,348
   Toyoda Gosei Co., Ltd....................................  1,700      33,478
  #Toyota Boshoku Corp......................................  1,900      18,016
   Toyota Motor Corp........................................  2,455      94,658
   Toyota Motor Corp. Sponsored ADR......................... 11,495     890,518
   Toyota Tsusho Corp.......................................  2,800      61,160
   Trusco Nakayama Corp.....................................    400       7,212
   TS Tech Co., Ltd.........................................    900      15,330
   TSI Holdings Co., Ltd....................................    660       4,028
   Tsubakimoto Chain Co., Ltd...............................  2,000       9,798
   Tsugami Corp.............................................  1,000       6,239
   TSUMURA & Co., Ltd.......................................  1,500      47,968
  *Tsuruha Holdings, Inc....................................    600      45,480
  *Ube Industries, Ltd...................................... 39,000      89,075
  *Ulvac, Inc...............................................    700       4,432
   Unicharm Corp............................................  1,200      64,926
   Unipres Corp.............................................  1,300      29,969
 #*Universal Entertainment Corp.............................    500      10,748
   UNY Co., Ltd.............................................  6,200      44,120
   U-Shin, Ltd..............................................  1,600       6,861
   Ushio, Inc...............................................  2,700      28,488
   Valor Co., Ltd...........................................  1,200      20,521
   Vital KSK Holdings, Inc..................................  1,000      10,128
   Wacoal Corp..............................................  3,000      33,753
   Wacom Co., Ltd...........................................     12      34,856
   West Japan Railway Co., Ltd..............................  1,700      74,218
   Xebio Co., Ltd...........................................  1,700      33,265
   Yachiyo Bank, Ltd. (The).................................    400       7,142
   Yahoo Japan Corp.........................................     43      14,798
   Yaizu Suisankagaku Industry Co., Ltd.....................    200       1,846
   Yakult Honsha Co., Ltd...................................    500      23,293
  *Yamada Denki Co., Ltd....................................  2,200      95,440
   Yamagata Bank, Ltd.......................................  2,000       8,820
   Yamaha Corp..............................................  8,500      76,384
   Yamaha Motor Co., Ltd....................................  5,200      49,650
   Yamanashi Chuo Bank, Ltd.................................  2,000       8,095
   Yamato Holdings Co., Ltd.................................  1,000      15,234
   Yamazaki Baking Co., Ltd.................................  2,000      24,038
   Yaskawa Electric Corp....................................  3,000      21,501
   Yellow Hat, Ltd..........................................    400       5,368
   Yodogawa Steel Works, Ltd................................  2,000       6,441
   Yokogawa Electric Corp...................................  2,400      27,320
   Yokohama Reito Co., Ltd..................................  3,900      26,487
   Yokohama Rubber Co., Ltd.................................  6,000      42,174
   Yondenko Corp............................................  2,000       7,245
   Yorozu Corp..............................................    600       8,903
   Yoshinoya Holdings Co., Ltd..............................     23      29,169
  #Zensho Co., Ltd..........................................    800       9,730
   Zeon Corp................................................  9,000      64,914
                                                                    -----------
TOTAL JAPAN.................................................         30,054,397
                                                                    -----------
NETHERLANDS -- (2.6%)
   Aalberts Industries NV...................................  3,416      62,093
   Aegon NV................................................. 16,965      94,879
   Akzo Nobel NV............................................  6,202     337,561

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
NETHERLANDS -- (Continued)
   APERAM NV.................................................  2,305 $   33,427
   Arcadis NV................................................    886     18,928
   ArcelorMittal NV..........................................  8,434    124,692
  #ASM International NV......................................  1,439     45,563
   ASML Holding NV...........................................  1,783     98,015
   ASML Holding NV ADR.......................................  1,700     93,449
   BinckBank NV..............................................  2,442     19,576
   Brunel International NV...................................    520     25,073
   CSM NV....................................................  1,616     33,008
  *DE Master Blenders 1753 NV................................  8,985    110,202
   Delta Lloyd NV............................................  2,256     37,518
   Fugro NV..................................................  1,702    115,180
   Heijmans NV...............................................  1,353     11,478
   Heineken NV...............................................  1,064     65,662
   Hunter Douglas NV.........................................    235      8,703
  *ING Groep NV Sponsored ADR................................ 56,475    500,368
   Kendrion NV...............................................    337      6,806
   Koninklijke Ahold NV...................................... 20,921    266,418
   Koninklijke Bam Groep NV..................................  7,103     26,439
   Koninklijke DSM NV........................................  4,705    241,948
   Koninklijke KPN NV........................................  7,965     50,208
   Koninklijke Philips Electronics NV........................ 15,628    391,418
   Koninklijke Ten Cate NV...................................  1,115     24,717
 #*LBi International NV......................................  8,941     33,105
   Mediq NV..................................................  2,123     34,458
   Nutreco NV................................................  1,011     75,730
   Philips Electronics NV ADR................................ 11,257    282,326
  *PostNL NV.................................................  7,305     28,828
   Randstad Holdings NV......................................  3,818    124,830
   Reed Elsevier NV..........................................  3,948     52,996
   Reed Elsevier NV ADR......................................  2,642     70,885
   Royal Imtech NV...........................................    616     15,485
  *SBM Offshore NV...........................................  5,254     68,779
   Sligro Food Group NV......................................    404     10,997
   Telegraaf Media Groep NV..................................    286      2,655
   TKH Group NV..............................................  1,133     25,921
   TNT Express NV............................................  3,969     41,822
 #*TomTom NV.................................................  2,056     10,267
   Unilever NV...............................................  7,595    279,150
   Unilever NV ADR...........................................  2,000     73,380
   Unit4 NV..................................................    614     16,863
   USG People NV.............................................  1,366      9,595
   Wolters Kluwer NV.........................................  3,933     76,092
                                                                     ----------
TOTAL NETHERLANDS............................................         4,177,493
                                                                     ----------
NEW ZEALAND -- (0.2%)
   Auckland International Airport, Ltd....................... 16,377     36,125
   Chorus, Ltd. ADR..........................................    880     12,091
   Contact Energy, Ltd.......................................  8,055     36,680
   Fisher & Paykel Healthcare Corp., Ltd.....................  4,279      8,267
   Fletcher Building, Ltd. (6341606).........................  9,511     55,011
   Fletcher Building, Ltd. (6341617).........................  1,711      9,902
   Freightways, Ltd..........................................  2,616      9,206
   Infratil, Ltd.............................................  4,240      7,880
   New Zealand Refining Co., Ltd.............................  7,267     16,855
  #Nuplex Industries, Ltd....................................  5,854     14,527
   Port of Tauranga, Ltd.....................................  1,623     17,273
  #Ryman Healthcare, Ltd..................................... 12,632     42,046
   Sky Network Television, Ltd...............................  6,556     28,955
   SKYCITY Entertainment Group, Ltd.......................... 10,107     32,236

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
NEW ZEALAND -- (Continued)
   TrustPower, Ltd..........................................   3,375 $   23,697
                                                                     ----------
TOTAL NEW ZEALAND...........................................            350,751
                                                                     ----------
NORWAY -- (1.0%)
   Aker ASA Series A........................................     951     33,579
   Aker Solutions ASA.......................................   1,944     38,309
  *Algeta ASA...............................................     483     12,991
 #*Archer, Ltd..............................................   1,949      2,576
   Atea ASA.................................................   2,131     22,575
   Austevoll Seafood ASA....................................   5,066     23,979
   BW Offshore, Ltd.........................................   4,454      2,620
   Cermaq ASA...............................................     800     10,948
   Copeinca ASA.............................................   1,200      9,305
  *Det Norske Oljeselskap ASA...............................   2,204     33,954
   DNB ASA..................................................  12,604    157,570
  *DNO International ASA....................................  28,000     48,944
  *Dockwise, Ltd............................................   1,222     19,550
 #*DOF ASA..................................................   1,800      7,428
   Ekornes ASA..............................................     195      2,982
   Farstad Shipping ASA.....................................     124      2,654
   Fred Olsen Energy ASA....................................     869     40,694
   Ganger Rolf ASA..........................................     240      5,042
   Golar LNG, Ltd...........................................     568     22,544
   Kongsberg Gruppen ASA....................................     495      9,562
   Kvaerner ASA.............................................   5,584     14,173
  *Marine Harvest ASA.......................................  67,192     52,720
  *Nordic Semiconductor ASA.................................   8,606     24,819
   Norsk Hydro ASA..........................................   4,999     22,506
 #*Norske Skogindustrier ASA Series A.......................   2,500      2,095
  *Norwegian Air Shuttle ASA................................   1,098     23,733
   Opera Software ASA.......................................   2,172     11,954
   Orkla ASA................................................   7,289     57,741
   Petroleum Geo-Services ASA...............................   3,107     53,687
   Prosafe ASA..............................................   7,097     59,021
   Schibsted ASA............................................   1,096     41,018
   Seadrill, Ltd............................................   2,157     87,402
 #*Songa Offshore SE........................................   2,969      3,643
   SpareBank 1 SMN..........................................   2,104     13,632
   Statoil ASA..............................................   4,621    113,810
   Statoil ASA Sponsored ADR................................   5,319    130,581
   Stolt-Nielsen, Ltd.......................................     122      2,237
  *Storebrand ASA...........................................   6,864     34,542
   Telenor ASA..............................................   3,224     63,410
   TGS Nopec Geophysical Co. ASA............................     865     29,390
   Tomra Systems ASA........................................   1,800     14,787
   Veidekke ASA.............................................   1,400     11,657
  *Wilh Wilhelmsen ASA......................................      25        178
   Yara International ASA...................................   3,434    161,841
                                                                     ----------
TOTAL NORWAY................................................          1,538,383
                                                                     ----------
PORTUGAL -- (0.3%)
 #*Banco Comercial Portugues SA............................. 105,752      9,616
  *Banco Espirito Santo SA..................................  18,689     18,189
   Cimpor Cimentos de Portugal SA...........................   7,414     33,122
  *EDP Renovaveis SA........................................   6,176     29,417
   Energias de Portugal SA..................................  30,688     83,413
   Galp Energia SGPS SA.....................................   3,295     52,746
   Jeronimo Martins SGPS SA.................................   1,895     33,174
   Portucel-Empresa Produtora de Pasta de Papel SA..........  11,580     32,293
   Portugal Telecom SA......................................  23,776    119,565
   Portugal Telecom SGPS SA Sponsored ADR...................   2,200     11,022

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
PORTUGAL -- (Continued)
   REN - Redes Energeticas Nacionais SGPS SA.................  5,988 $   15,449
  #Sociedade de Investimento e Gestao SGPS SA................  1,346      9,526
  #Sonae SGPS SA............................................. 30,547     22,676
   Sonaecom SGPS SA..........................................  1,724      3,133
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA................................................. 10,000     31,726
                                                                     ----------
TOTAL PORTUGAL...............................................           505,067
                                                                     ----------
SINGAPORE -- (0.8%)
   Asia Pacific Breweries, Ltd...............................  1,000     43,123
  *Banyan Tree Holdings, Ltd................................. 47,000     25,732
  *Biosensors International Group, Ltd....................... 28,000     24,811
  *Bund Center Investment, Ltd............................... 21,000      3,011
   CapitaLand, Ltd........................................... 40,000    106,526
   City Developments, Ltd.................................... 11,000    102,707
   ComfortDelGro Corp., Ltd.................................. 17,000     23,509
   Ezion Holdings, Ltd....................................... 40,000     42,220
  *Ezra Holdings, Ltd........................................ 23,000     20,926
   First Resources, Ltd...................................... 17,000     28,506
   Fraser & Neave, Ltd.......................................  6,000     44,953
   GuocoLand, Ltd............................................ 17,666     31,327
   Hongkong Land Holdings, Ltd...............................  6,000     37,937
  #Hyflux, Ltd............................................... 10,500     11,575
  *Indofood Agri Resources, Ltd.............................. 18,000     18,521
   K1 Ventures, Ltd.......................................... 21,000      2,150
   Keppel Corp., Ltd.........................................  8,400     73,084
   Keppel Land, Ltd.......................................... 24,000     66,480
   Keppel Telecommunications & Transportation, Ltd...........  3,000      3,167
   K-Green Trust, Ltd........................................    800        663
   NSL, Ltd..................................................  2,000      2,327
  #Overseas Union Enterprise, Ltd............................  4,000      8,673
   Raffles Education Corp., Ltd..............................  5,310      1,432
   SATS, Ltd................................................. 19,460     44,369
   SembCorp Industries, Ltd.................................. 10,000     44,381
  #SembCorp Marine, Ltd......................................  7,000     26,888
   Sinarmas Land, Ltd........................................ 21,000      4,757
   Singapore Land, Ltd.......................................  6,000     33,702
   Singapore Press Holdings, Ltd.............................  7,000     23,145
   Singapore Technologies Engineering, Ltd...................  4,000     11,512
   Singapore Telecommunications, Ltd......................... 31,000     81,654
   Stamford Land Corp., Ltd.................................. 32,000     14,545
   STX OSV Holdings, Ltd..................................... 23,000     28,718
  *Triyards Holdings, Ltd....................................  2,300      1,537
   United Industrial Corp., Ltd.............................. 40,000     91,408
   UOB-Kay Hian Holdings, Ltd................................ 11,000     14,455
   UOL Group, Ltd............................................ 14,000     64,778
   Venture Corp., Ltd........................................  8,000     50,073
   Wheelock Properties, Ltd.................................. 15,000     22,254
   Wing Tai Holdings, Ltd.................................... 13,510     19,118
                                                                     ----------
TOTAL SINGAPORE..............................................         1,300,654
                                                                     ----------
SPAIN -- (2.2%)
   Abengoa SA................................................  1,749      6,122
  *Abengoa SA Series B.......................................  6,996     24,238
   Abertis Infraestructuras SA...............................  4,713     71,191
   Acciona SA................................................    629     38,662
 #*Acerinox SA...............................................  3,980     41,544
   ACS, Actividades de Construccion y Servicios, SA..........  2,212     47,272
  *Almirall SA...............................................    492      4,406
   Antena 3 de Television SA.................................  2,220      8,910
  #Banco Bilbao Vizcaya Argentaria SA........................ 35,277    294,771
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.......... 26,099    216,622

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
SPAIN -- (Continued)
 #*Banco de Sabadell SA...................................... 44,955 $  109,620
   Banco Espanol de Credito SA...............................  1,128      4,129
  #Banco Popular Espanol SA.................................. 33,289     52,056
   Banco Santander SA........................................ 44,817    337,435
   Banco Santander SA Sponsored ADR.......................... 36,513    272,387
   Bankinter SA..............................................  3,821     15,177
  *Baron de Ley SA...........................................    128      7,232
   Bolsas y Mercados Espanoles SA............................    993     21,456
   CaixaBank SA.............................................. 14,863     56,447
  *Caja de Ahorros del Mediterraneo SA.......................    233         --
  *Cementos Portland Valderrivas SA..........................    155        744
   Construcciones y Auxiliar de Ferrocarriles SA.............     25     11,903
  *Deoleo SA.................................................  5,017      2,148
   Distribuidora Internacional de Alimentacion SA............  7,854     47,581
   Duro Felguera SA..........................................    609      3,687
   Enagas SA.................................................  1,766     35,130
   Ence Energia y Celulosa SA................................ 10,351     25,271
   Faes Farma SA.............................................  1,300      2,253
   Ferrovial SA..............................................  7,855    111,150
   Fomento de Construcciones y Contratas SA..................    737      9,656
   Gamesa Corp Tecnologica SA................................  2,153      4,399
   Gas Natural SDG SA........................................  5,590     86,850
  *Grifols SA................................................  1,691     58,729
   Grupo Catalana Occidente SA...............................    732     11,954
   Iberdrola SA.............................................. 68,189    353,146
   Indra Sistemas SA.........................................  2,258     25,836
   Industria de Diseno Textil SA.............................  1,817    232,015
  *Jazztel P.L.C.............................................  4,109     27,238
   Mapfre SA................................................. 13,120     36,395
   Mediaset Espana Comunicacion SA...........................  3,538     19,043
   Melia Hotels International SA.............................  3,189     23,731
  *NH Hoteles SA.............................................  1,077      3,910
   Obrascon Huarte Lain SA...................................    709     18,586
   Pescanova SA..............................................  1,279     23,742
  *Promotora de Informaciones SA Series A....................  4,718      2,057
   Prosegur Cia de Seguridad SA..............................  2,490     13,585
 #*Realia Business SA........................................  8,376      6,407
   Red Electrica Corporacion SA..............................  2,364    110,918
   Repsol SA.................................................  4,776     95,714
   Repsol SA Sponsored ADR...................................  4,338     87,194
  *Sacyr Vallehermoso SA.....................................  1,048      2,088
   Tecnicas Reunidas SA......................................    572     28,175
   Telefonica SA............................................. 10,407    137,359
  #Telefonica SA Sponsored ADR............................... 16,998    223,354
  *Tubacex SA................................................  5,015     12,944
   Tubos Reunidos SA.........................................  1,662      4,146
   Vidrala SA................................................    235      6,077
   Viscofan SA...............................................    472     22,869
  *Vocento SA................................................    844      1,071
   Zardoya Otis SA...........................................  1,961     24,260
                                                                     ----------
TOTAL SPAIN..................................................         3,582,992
                                                                     ----------
SWEDEN -- (3.4%)
   Aarhuskarlshamn AB........................................    568     22,375
   AddTech AB Series B.......................................    331      8,252
   AF AB Series B............................................    600     13,328
   Alfa Laval AB.............................................  3,800     66,109
 #*Alliance Oil Co., Ltd. SDR................................  1,321     10,165
   Assa Abloy AB Series B....................................  5,659    188,534
   Atlas Copco AB Series A...................................  7,378    181,434
   Atlas Copco AB Series B...................................  4,089     89,664

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
SWEDEN -- (Continued)
   Avanza Bank Holding AB......................................    319 $  6,270
   Axfood AB...................................................    232    8,588
  #Axis Communications AB......................................  2,030   47,449
  *Betsson AB..................................................    655   17,897
  #Billerud AB.................................................  1,923   18,343
  *Bjorn Borg AB...............................................    385    2,031
   Boliden AB.................................................. 12,726  223,007
   Castellum AB................................................  3,189   42,746
  *CDON Group AB...............................................    551    3,097
  *Cloetta AB..................................................    480    1,010
   Duni AB.....................................................  2,923   26,490
   Electrolux AB Series B......................................  7,766  199,086
   Elekta AB Series B..........................................  5,180   73,739
 #*Eniro AB....................................................  3,508    4,945
   Fabege AB...................................................  2,825   28,057
   G & L Beijer AB Series B....................................    522    8,118
   Getinge AB Series B.........................................  5,318  163,646
   Hakon Invest AB.............................................  1,460   25,090
   Hennes & Mauritz AB Series B................................  6,695  227,004
   Hexpol AB...................................................    792   35,414
   Hoganas AB Series B.........................................    591   19,709
   Holmen AB Series B..........................................  2,248   66,247
   Hufvudstaden AB Series A....................................    111    1,410
   Husqvarna AB Series A.......................................  3,992   23,149
   Husqvarna AB Series B....................................... 11,763   68,327
   Intrum Justitia AB..........................................  2,642   38,228
   JM AB.......................................................  2,125   38,278
   Kungsleden AB...............................................  3,130   15,310
   Lagercrantz Group AB Series B...............................    480    4,297
   Lindab International AB.....................................  2,338   17,548
   Loomis AB Series B..........................................  1,238   17,013
  *Lundin Petroleum AB.........................................  5,902  141,612
   Meda AB Series A............................................  7,099   72,729
  *Medivir AB Series B.........................................  1,257   11,472
   Mekonomen AB................................................    225    6,309
 #*Micronic Mydata AB.......................................... 11,440   17,760
   Millicom International Cellular SA SDR......................    555   47,916
   Modern Times Group AB Series B..............................    225    6,863
   NCC AB Series B.............................................  1,547   28,986
  #New Wave Group AB Series B..................................    752    2,278
  #NIBE Industrier AB Series B.................................  1,196   18,111
 #*Nobia AB....................................................  5,022   20,235
   Nordea Bank AB.............................................. 29,450  267,690
   Oriflame Cosmetics SA SDR...................................    835   23,075
  *PA Resources AB.............................................  1,600      109
   Peab AB Series B............................................  3,777   17,836
  *Rezidor Hotel Group AB......................................  5,832   20,762
  *RNB Retail & Brands AB......................................    129       38
   Saab AB Series B............................................  1,438   27,358
   Sandvik AB..................................................  8,841  122,850
 #*SAS AB......................................................  6,947    6,764
   Scania AB Series B..........................................  4,301   82,066
  *Securitas AB Series B.......................................  5,912   43,055
   Skandinaviska Enskilda Banken AB Series A................... 31,763  263,563
   Skanska AB Series B.........................................  7,364  115,357
   SKF AB Series B.............................................  4,436  100,111
  #SSAB AB Series A............................................  5,418   38,813
   SSAB AB Series B............................................  3,943   24,385
   Svenska Cellulosa AB Series A...............................  1,455   28,608
   Svenska Cellulosa AB Series B............................... 15,984  311,627
   Svenska Handelsbanken AB Series A...........................  4,084  140,151

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
SWEDEN -- (Continued)
   Swedbank AB Series A......................................  8,893 $  165,183
   Swedish Match AB..........................................  3,425    116,775
  *Swedish Orphan Biovitrum AB...............................  3,893     21,982
   Systemair AB..............................................    348      4,024
   Tele2 AB Series B.........................................    388      6,477
   Telefonaktiebolaget LM Ericsson AB Series A...............  2,994     25,683
   Telefonaktiebolaget LM Ericsson AB Series B............... 31,501    279,070
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.......... 20,310    180,556
   TeliaSonera AB............................................ 18,697    122,918
   Trelleborg AB Series B....................................  5,715     62,275
   Unibet Group P.L.C. SDR...................................  1,240     34,971
   Volvo AB Series A.........................................  5,553     74,767
   Volvo AB Series B......................................... 15,322    206,758
   Wallenstam AB Series B....................................  1,861     20,457
   Wihlborgs Fastigheter AB..................................    626      9,556
                                                                     ----------
TOTAL SWEDEN.................................................         5,391,345
                                                                     ----------
SWITZERLAND -- (6.7%)
  *ABB, Ltd..................................................  3,359     60,663
   ABB, Ltd. Sponsored ADR................................... 16,629    300,320
   Acino Holding AG..........................................    154     18,882
   Adecco SA.................................................  3,151    152,800
  *AFG Arbonia-Forster Holding AG............................    960     21,759
   Allreal Holding AG........................................    439     66,370
   Alpiq Holding AG..........................................     48      7,833
   AMS AG....................................................    411     43,782
  *Autoneum Holding AG.......................................     30      1,534
   Bank Coop AG..............................................    211     12,506
   Banque Cantonale Vaudoise AG..............................     70     37,121
   Barry Callebaut AG........................................     17     16,236
   Basler Kantonalbank AG....................................    208     22,633
   Belimo Holdings AG........................................      4      7,050
   Berner Kantonalbank AG....................................    102     27,778
  *Bobst Group AG............................................    718     21,924
   Bossard Holding AG........................................     55      7,376
   Bucher Industries AG......................................    278     52,165
   Burckhardt Compression Holding AG.........................     65     18,630
  *Charles Voegele Holding AG................................    527      9,355
   Clariant AG...............................................  7,760     83,156
   Compagnie Financiere Richemont SA Series A................  6,065    393,607
   Conzzeta AG...............................................     18     33,085
   Credit Suisse Group AG.................................... 13,955    324,529
   Credit Suisse Group AG Sponsored ADR......................  9,776    228,172
   Daetwyler Holding AG......................................    429     37,323
 #*Dufry AG..................................................    519     66,010
   Emmi AG...................................................     73     18,133
   EMS-Chemie Holding AG.....................................    188     45,359
   Energiedienst Holding AG..................................    195      8,850
   Flughafen Zuerich AG......................................    107     45,790
   Galenica Holding AG.......................................    103     60,491
   Gategroup Holding AG......................................    959     25,416
   Geberit AG................................................    480     99,142
   George Fisher AG..........................................    272     95,569
   Givaudan SA...............................................    126    126,036
   Helvetia Holding AG.......................................    130     45,649
   Holcim, Ltd...............................................  5,937    405,178
   Huber & Suhner AG.........................................    281     12,495
   Implenia AG...............................................    638     27,089
   Kudelski SA...............................................  2,490     27,226
   Kuehne & Nagel International AG...........................    418     48,899
  *Kuoni Reisen Holding AG Series B..........................    123     32,892

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------ -----------
SWITZERLAND -- (Continued)
  *Liechtensteinische Landesbank AG.........................    210 $     6,849
   Lindt & Spruengli AG.....................................      1      36,402
  #Logitech International SA................................  7,268      52,634
   Luzerner Kantonalbank AG.................................     74      26,780
   Metall Zug AG............................................      5      10,513
 #*Meyer Burger Technology AG...............................    990       9,620
   Mobimo Holding AG........................................    147      34,089
   Nestle SA................................................ 22,733   1,443,278
   Nobel Biocare Holding AG.................................  2,549      22,834
   Novartis AG..............................................  7,021     423,370
   Novartis AG ADR.......................................... 21,477   1,298,499
  *OC Oerlikon Corp. AG.....................................    640       6,446
  *Orascom Development Holding AG...........................    654      11,187
   Panalpina Welttransport Holding AG.......................    290      27,429
   Partners Group Holding AG................................    182      38,527
   Phoenix Mecano AG........................................     30      14,802
   PubliGroupe SA...........................................     32       4,358
   Rieters Holdings AG......................................    198      31,662
   Roche Holding AG Bearer..................................     82      16,272
   Roche Holding AG Genusschein.............................  3,948     760,484
   Schindler Holding AG.....................................    142      18,395
   Schweiter Technologies AG................................     15       7,237
   Schweizerische National-Versicherungs-Gesellschaft AG....    589      23,826
   SGS SA...................................................     52     110,236
   Sika AG..................................................     52     108,359
   Sonova Holding AG........................................    797      80,255
   St. Galler Kantonalbank AG...............................     77      31,572
   Straumann Holding AG.....................................     93      11,460
   Sulzer AG................................................    685      99,330
   Swatch Group AG (The)....................................    351     145,288
   Swatch Group AG Registered Shares (The)..................    689      50,115
   Swiss Life Holding AG....................................    577      72,868
   Swiss Re, Ltd............................................  7,808     540,293
   Swisscom AG..............................................    360     149,854
   Swisslog Holding AG......................................  3,346       3,594
   Swissquote Group Holding SA..............................    501      15,468
   Syngenta AG..............................................    610     237,833
   Syngenta AG ADR..........................................  1,500     116,940
   Tecan Group AG...........................................    432      32,237
  *Temenos Group AG.........................................  1,495      24,628
   UBS AG................................................... 29,907     448,712
   UBS AG ADR............................................... 12,900     193,758
   Valiant Holding AG.......................................    340      33,488
   Valora Holding AG........................................     40       7,603
   Verwaltungs und Privat-Bank AG...........................     66       4,924
   Vetropack Holding AG.....................................      6      10,230
  *Von Roll Holding AG......................................  4,126       9,340
   Vontobel Holdings AG.....................................    879      24,514
   WMH Walter Meier Holding AG..............................     60      13,462
   Zehnder Group AG.........................................    480      28,269
  *Zug Estates Holding AG Class B...........................      5       6,586
   Zuger Kantonalbank AG....................................      2      10,503
   Zurich Insurance Group AG................................  2,065     509,063
                                                                    -----------
TOTAL SWITZERLAND...........................................         10,653,088
                                                                    -----------
UNITED KINGDOM -- (18.5%)
   A.G. Barr P.L.C..........................................  1,821      13,078
   Aberdeen Asset Management P.L.C.......................... 19,794     103,978
   Admiral Group P.L.C......................................  2,678      47,989
   Aegis Group P.L.C........................................ 20,588      78,176
  *Afren P.L.C.............................................. 20,049      44,718

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               Shares Value++
                                                               ------ --------
UNITED KINGDOM -- (Continued)
   African Barrick Gold P.L.C.................................    156 $  1,070
   Aga Rangemaster Group P.L.C................................    991      873
   Aggreko P.L.C..............................................  2,760   95,993
   Amec P.L.C................................................. 10,678  183,212
   Amlin P.L.C................................................  8,802   53,061
   Anglo American P.L.C....................................... 10,705  329,869
   ARM Holdings P.L.C.........................................  5,384   58,016
   ARM Holdings P.L.C. Sponsored ADR..........................    879   28,436
   Ashmore Group P.L.C........................................  6,735   38,771
   Ashtead Group P.L.C........................................ 25,129  151,812
   Associated British Foods P.L.C.............................  2,043   45,720
   AstraZeneca P.L.C. Sponsored ADR........................... 11,519  534,482
   Aviva P.L.C................................................ 60,529  324,159
   Babcock International Group P.L.C..........................  7,655  121,007
   Balfour Beatty P.L.C....................................... 15,251   77,741
   Barclays P.L.C............................................. 48,254  178,432
   Barclays P.L.C. Sponsored ADR.............................. 48,628  719,694
   BBA Aviation P.L.C......................................... 13,135   42,913
   Beazley P.L.C..............................................  9,115   26,063
   Bellway P.L.C..............................................  4,558   74,507
   Berendsen P.L.C............................................  3,002   27,298
  *Berkeley Group Holdings P.L.C. (The).......................  4,610  113,444
   Betfair Group P.L.C........................................    236    2,867
   BG Group P.L.C............................................. 25,514  473,719
   Bodycote P.L.C.............................................  7,134   43,558
   Bovis Homes Group P.L.C....................................  5,933   49,113
   Brammer P.L.C..............................................  6,600   25,620
   Brewin Dolphin Holdings P.L.C.............................. 11,579   33,787
   British American Tobacco P.L.C.............................  7,802  386,979
   British American Tobacco P.L.C. Sponsored ADR..............  3,096  307,619
  #British Sky Broadcasting Group P.L.C. Sponsored ADR........  2,100   96,201
   Britvic P.L.C..............................................  4,445   25,797
  *BTG P.L.C..................................................  7,993   44,134
   Bunzl P.L.C................................................  7,449  123,389
   Burberry Group P.L.C.......................................  4,975   93,869
   Bwin.Party Digital Entertainment P.L.C.....................  8,620   16,747
  *Cairn Energy P.L.C......................................... 10,333   46,837
   Cape P.L.C.................................................     19       83
   Capita P.L.C...............................................  9,406  109,902
  *Capital & Regional P.L.C...................................  2,940    1,140
   Carillion P.L.C............................................ 14,658   72,956
   Carnival P.L.C. ADR........................................    900   35,577
   Catlin Group, Ltd..........................................  8,661   66,005
  *Centamin P.L.C............................................. 17,706   18,287
   Centrica P.L.C............................................. 34,557  180,918
   Chemring Group P.L.C.......................................  3,286   16,677
   Cineworld Group P.L.C......................................  6,748   26,422
   Cobham P.L.C............................................... 26,747   92,989
  *Colt Group SA..............................................  4,035    7,201
   Compass Group P.L.C........................................ 20,690  227,344
   Computacenter P.L.C........................................  6,025   35,674
   Cranswick P.L.C............................................    741    8,935
   Croda International P.L.C..................................  2,173   77,369
   CSR P.L.C..................................................  6,238   35,610
   Daily Mail & General Trust P.L.C. Series A.................  6,452   49,770
   Dairy Crest Group P.L.C....................................  3,168   18,267
   Darty P.L.C................................................  6,021    5,235
   De La Rue P.L.C............................................  2,414   41,286
   Debenhams P.L.C............................................ 27,433   53,111
   Dechra Pharmaceuticals P.L.C...............................  1,285   12,785
   Devro P.L.C................................................  8,421   44,638

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   Diageo P.L.C.............................................   2,096 $   59,922
   Diageo P.L.C. Sponsored ADR..............................   1,962    224,139
   Dignity P.L.C............................................     607      9,163
   Diploma P.L.C............................................   2,091     15,107
  *Dixons Retail P.L.C......................................  80,089     26,721
   Domino Printing Sciences P.L.C...........................   2,816     24,689
   Domino's Pizza Group P.L.C...............................   3,573     29,199
   Drax Group P.L.C.........................................  11,680    106,006
   DS Smith P.L.C...........................................  24,951     86,143
   Electrocomponents P.L.C..................................  10,892     37,830
   Elementis P.L.C..........................................  28,161     95,317
  *EnQuest P.L.C............................................  21,447     40,205
  *Enterprise Inns P.L.C....................................  18,852     22,166
   Euromoney Institutional Investor P.L.C...................     172      2,223
   Evraz P.L.C..............................................   3,908     14,911
   Experian P.L.C...........................................  13,402    231,869
   F&C Asset Management P.L.C...............................  28,896     46,223
   Fenner P.L.C.............................................   2,053     11,995
   Ferrexpo P.L.C...........................................     785      2,651
   Fidessa Group P.L.C......................................     581     12,474
   Filtrona P.L.C...........................................   2,925     27,098
   Firstgroup P.L.C.........................................     304        936
   Fresnillo P.L.C..........................................   1,982     61,532
   Fuller Smith & Turner P.L.C. Series A....................     636      7,604
   G4S P.L.C................................................  36,920    155,382
   Galliford Try P.L.C......................................   1,974     23,543
  *Gem Diamonds, Ltd........................................   3,300      9,002
   Genus P.L.C..............................................   1,188     27,986
   GKN P.L.C................................................  11,606     39,036
   GlaxoSmithKline P.L.C....................................   2,457     55,056
   GlaxoSmithKline P.L.C. Sponsored ADR.....................  17,568    788,803
   Go-Ahead Group P.L.C.....................................     891     18,695
   Greencore Group P.L.C....................................  26,335     38,673
   Greene King P.L.C........................................   7,915     75,940
   Greggs P.L.C.............................................   2,161     16,343
   Halfords Group P.L.C.....................................   7,375     41,223
   Halma P.L.C..............................................   8,072     53,801
   Hargreaves Lansdown P.L.C................................   7,474     89,197
   Hays P.L.C...............................................  27,061     35,681
   Headlam Group P.L.C......................................     999      5,158
   Helical Bar P.L.C........................................   4,049     12,608
   Henderson Group P.L.C....................................  18,450     34,924
  *Heritage Oil P.L.C.......................................   3,429     10,727
   Hikma Pharmaceuticals P.L.C..............................   4,073     48,645
   Hill & Smith Holdings P.L.C..............................   1,217      7,318
   Hiscox, Ltd..............................................  10,885     83,933
   Hochschild Mining P.L.C..................................   1,326     10,601
   Home Retail Group P.L.C..................................  30,145     55,653
   Homeserve P.L.C..........................................   3,055     10,896
   Howden Joinery Group P.L.C...............................  19,467     53,520
   HSBC Holdings P.L.C......................................  15,716    154,950
  #HSBC Holdings P.L.C. Sponsored ADR.......................  58,383  2,881,785
   Hunting P.L.C............................................   2,915     35,308
   Hyder Consulting P.L.C...................................   2,770     17,659
   IG Group Holdings P.L.C..................................   7,245     51,017
  *Imagination Technologies Group P.L.C.....................   4,965     36,681
   IMI P.L.C................................................   7,973    123,103
   Imperial Tobacco Group P.L.C.............................  15,348    580,457
   Inchcape P.L.C...........................................   5,510     35,834
   Informa P.L.C............................................  11,597     75,068
  *Innovation Group P.L.C................................... 116,123     41,296

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
   InterContinental Hotels Group P.L.C. ADR...................   2,310 $ 56,872
  *International Consolidated Airlines Group SA...............  23,946   62,426
   Interserve P.L.C...........................................   2,930   18,459
   Intertek Group P.L.C.......................................   2,201  100,327
   Invensys P.L.C.............................................  12,141   44,767
   Investec P.L.C.............................................  17,189  101,366
  *IP Group P.L.C.............................................   7,800   14,880
   ITE Group P.L.C............................................   6,026   18,799
   ITV P.L.C..................................................  72,400  101,362
   James Fisher & Sons P.L.C..................................     360    4,544
   JD Wetherspoon P.L.C.......................................   2,129   17,251
   John Wood Group P.L.C......................................   8,342  114,659
   Johnson Matthey P.L.C......................................   6,164  224,282
   Jupiter Fund Management P.L.C..............................   4,402   18,625
   KCOM Group P.L.C...........................................  11,870   14,564
   Keller Group P.L.C.........................................   3,054   29,957
   Kier Group P.L.C...........................................     387    8,051
   Kingfisher P.L.C...........................................  55,545  260,064
   Ladbrokes P.L.C............................................   4,695   13,599
   Laird P.L.C................................................   7,873   26,783
   Lamprell P.L.C.............................................  11,637   13,935
   Lancashire Holdings, Ltd...................................   3,915   54,595
   Legal & General Group P.L.C................................  54,128  117,335
  *Lloyds Banking Group P.L.C................................. 856,331  563,901
  *Lloyds Banking Group P.L.C. Sponsored ADR..................  23,290   61,020
  #Lonmin P.L.C...............................................   4,653   38,611
   Man Group P.L.C............................................  29,575   37,583
   Marks & Spencer Group P.L.C................................  25,169  160,192
   Marshalls P.L.C............................................   2,042    2,956
   Marston's P.L.C............................................  19,493   38,606
  *McBride P.L.C..............................................   7,116   15,739
  *McBride P.L.C. Redeemable B Shares......................... 213,480      344
   Meggitt P.L.C..............................................  12,867   80,253
   Melrose P.L.C..............................................  44,844  174,683
   Michael Page International P.L.C...........................   5,738   33,490
   Micro Focus International P.L.C............................   3,148   29,201
   Millennium & Copthorne Hotels P.L.C........................     512    4,155
  *Mitchells & Butlers P.L.C..................................   6,146   32,520
   Mitie Group P.L.C..........................................  16,416   77,346
   Mondi P.L.C................................................  16,087  177,335
   Moneysupermarket.com Group P.L.C...........................  12,316   26,673
   Morgan Crucible Co. P.L.C..................................   2,403    9,818
   Morgan Sindall Group P.L.C.................................   2,809   30,000
   Mothercare P.L.C...........................................   1,256    5,635
   N Brown Group P.L.C........................................   2,218   12,048
   National Express Group P.L.C...............................   5,848   16,086
   National Grid P.L.C........................................   7,290   83,140
   National Grid P.L.C. Sponsored ADR.........................   4,027  229,579
   Next P.L.C.................................................   2,221  128,033
   Northgate P.L.C............................................   3,633   14,849
   Oxford Instruments P.L.C...................................     113    2,452
   Pace P.L.C.................................................   7,703   23,125
   Pearson P.L.C..............................................     850   17,091
   Pearson P.L.C. Sponsored ADR...............................  16,504  331,730
   Persimmon P.L.C............................................   8,100  104,222
   Petrofac, Ltd..............................................   3,213   83,417
   Petropavlovsk P.L.C........................................   2,805   18,314
   Phoenix Group Holdings P.L.C...............................     689    5,497
   Phoenix IT Group, Ltd......................................   1,162    3,240
   Premier Farnell P.L.C......................................   6,585   17,621
  *Premier Foods P.L.C........................................   2,677    4,620

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
  *Premier Oil P.L.C......................................     8,872 $   50,304
   Provident Financial P.L.C..............................       623     13,809
   Prudential P.L.C.......................................    19,483    267,574
   Prudential P.L.C. ADR..................................     3,132     86,067
   PZ Cussons P.L.C.......................................     2,842     15,542
   Randgold Resources, Ltd................................       729     87,144
  *Raven Russia, Ltd......................................       290        304
   Reckitt Benckiser Group P.L.C..........................     4,563    276,448
  *Redrow P.L.C...........................................     8,714     22,223
   Reed Elsevier P.L.C....................................     3,113     30,493
   Reed Elsevier P.L.C. ADR...............................     2,200     85,954
   Regus P.L.C............................................     6,442     10,445
   Renishaw P.L.C.........................................     1,838     52,405
   Rentokil Initial P.L.C.................................    41,610     59,230
   Resolution, Ltd........................................    38,268    134,920
   Restaurant Group P.L.C.................................     5,452     33,035
   Rexam P.L.C............................................    30,233    218,302
   Rightmove P.L.C........................................     2,579     67,141
   Rio Tinto P.L.C........................................     1,772     88,523
   Rio Tinto P.L.C. Sponsored ADR.........................    10,230    511,295
  *Rolls-Royce Holdings P.L.C.............................    33,307    460,286
  *Rolls-Royce Holdings P.L.C. Series C................... 2,531,332      4,085
   Rotork P.L.C...........................................     1,546     56,957
  *Royal Bank of Scotland Group P.L.C.....................     3,977     17,759
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR......     8,672     77,528
   Royal Dutch Shell P.L.C. ADR...........................    21,316  1,505,549
   Royal Dutch Shell P.L.C. Series A......................        56      1,922
   Royal Dutch Shell P.L.C. Series B......................     2,289     80,968
   RPC Group P.L.C........................................    10,354     70,855
   RPS Group P.L.C........................................    10,423     39,536
   RSA Insurance Group P.L.C..............................    90,894    164,987
   Sainsbury (J.) P.L.C...................................    31,816    182,422
  *Salamander Energy P.L.C................................     7,131     22,165
   Savills P.L.C..........................................     6,177     40,369
   Schroders P.L.C........................................     3,075     75,877
   Schroders P.L.C. Non-Voting............................     1,920     38,339
   SDL P.L.C..............................................     2,041     17,494
   Senior P.L.C...........................................    17,526     55,080
   Serco Group P.L.C......................................    12,629    115,602
   Severfield-Rowen P.L.C.................................     5,972     13,593
   Severn Trent P.L.C.....................................     4,570    118,525
   Shanks Group P.L.C.....................................     3,683      4,872
   Shire P.L.C. ADR.......................................     1,800    151,902
   SIG P.L.C..............................................    13,861     23,482
  #Smith & Nephew P.L.C. Sponsored ADR....................     2,100    111,237
   Smiths Group P.L.C.....................................     6,982    119,301
   Smiths News P.L.C......................................     4,847     12,160
  *SOCO International P.L.C...............................     4,860     26,555
   Spectris P.L.C.........................................     3,589    100,526
   Speedy Hire P.L.C......................................    13,614      7,093
   Spirax-Sarco Engineering P.L.C.........................     1,260     39,449
   Spirent Communications P.L.C...........................     8,253     19,270
   Spirit Pub Co. P.L.C...................................    19,306     18,872
  *Sports Direct International P.L.C......................     3,641     23,463
   SSE P.L.C..............................................    10,821    253,097
   St. James's Place P.L.C................................     3,661     23,508
   St. Modwen Properties P.L.C............................     2,485      8,098
   Stagecoach Group P.L.C.................................     6,568     29,129
   Standard Chartered P.L.C...............................    27,011    639,532
   Standard Life P.L.C....................................    54,121    255,552
   Synergy Health P.L.C...................................     1,599     23,981

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           Shares    Value++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
   TalkTalk Telecom Group P.L.C...........................   4,267 $     13,097
   Taylor Wimpey P.L.C....................................  87,981       86,958
   Telecity Group P.L.C...................................   4,092       59,607
   Telecom Plus P.L.C.....................................   1,242       17,042
   Tesco P.L.C............................................  92,126      476,703
  *Thomas Cook Group P.L.C................................   6,613        2,191
  *Travis Perkins P.L.C...................................   7,092      123,933
  *Trinity Mirror P.L.C...................................   3,332        3,263
   TT electronics P.L.C...................................   2,291        4,630
   Tullett Prebon P.L.C...................................   1,288        5,694
   Tullow Oil P.L.C.......................................  11,523      261,791
   UBM P.L.C..............................................   5,598       63,285
   Ultra Electronics Holdings P.L.C.......................     409       11,192
   Unilever P.L.C.........................................     345       12,870
   Unilever P.L.C. Sponsored ADR..........................   7,550      281,540
   Unite Group P.L.C......................................   1,882        8,617
   United Drug P.L.C......................................   1,895        8,601
   United Utilities Group P.L.C...........................   8,342       91,207
   Vedanta Resources P.L.C................................   3,226       59,275
   Victrex P.L.C..........................................   1,888       43,519
   Vodafone Group P.L.C................................... 206,526      560,854
   Vodafone Group P.L.C. Sponsored ADR....................  49,867    1,357,380
   Weir Group P.L.C. (The)................................   2,501       70,482
   WH Smith P.LC..........................................   1,375       13,798
   Whitbread P.L.C........................................   3,311      125,829
   William Morrison Supermarkets P.L.C....................  64,665      279,986
  *Wincanton P.L.C........................................   1,461        1,599
   Wolseley P.L.C.........................................   5,750      252,067
   WPP P.L.C..............................................  10,112      130,701
   WPP P.L.C. Sponsored ADR...............................   2,474      159,919
   WS Atkins P.L.C........................................   2,799       32,277
  *Xchanging P.L.C........................................   3,063        5,476
   Xstrata P.L.C..........................................   8,462      134,051
   Yule Catto & Co. P.L.C.................................   1,365        3,240
                                                                   ------------
TOTAL UNITED KINGDOM......................................           29,611,990
                                                                   ------------
TOTAL COMMON STOCKS.......................................          143,653,367
                                                                   ------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Porsche Automobil Holding SE...........................   2,131      142,039
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Yancoal Australia, Ltd. Contigent Value Rights.........   3,702        9,219
                                                                   ------------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR.............................   1,817            2
  *Elia System Operator SA STRIP VVPR.....................     179           23
  *Nyrstar NV STRIP VVPR..................................   3,745            5
  *Tessenderlo Chemie NV STRIP VVPR.......................     187            8
                                                                   ------------
TOTAL BELGIUM.............................................                   38
                                                                   ------------
HONG KONG -- (0.0%)
  *Esprit Holdings, Ltd. Rights 11/19/12..................   4,300        1,154
                                                                   ------------
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Tradeable Coupons...      17            2
                                                                   ------------
TOTAL RIGHTS/WARRANTS.....................................               10,413
                                                                   ------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                         Shares/
                                                          Face
                                                         Amount
                                                          (000)       Value+
                                                        ---------- ------------
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@DFA Short Term Investment Fund.....................  1,296,456 $ 15,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
       Inc. 0.35%, 11/01/12 (Collateralized by FNMA
       4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
       $1,436,356) to be repurchased at $1,408,206..... $    1,408    1,408,192
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              16,408,192
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $158,531,331)..................................            $160,214,011
                                                                   ============

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                              Shares  Value++
                                                              ------ ----------
COMMON STOCKS -- (91.4%)
AUSTRALIA -- (5.1%)
  #Alumina, Ltd.............................................. 37,687 $   37,620
   Asciano Group, Ltd........................................ 17,718     83,860
  #Bank of Queensland, Ltd...................................  5,659     44,440
   Bendigo and Adelaide Bank, Ltd............................ 12,594    105,483
   Boral, Ltd................................................ 15,539     57,876
   Caltex Australia, Ltd.....................................  1,429     25,250
   Echo Entertainment Group, Ltd............................. 18,272     66,408
  #Fairfax Media, Ltd........................................ 35,541     14,551
  #Harvey Norman Holdings, Ltd...............................  7,208     14,238
   Incitec Pivot, Ltd........................................ 39,877    130,609
   Lend Lease Group NL.......................................  9,422     84,589
   Macquarie Group, Ltd......................................  6,656    219,859
   New Hope Corp., Ltd.......................................  1,031      4,686
   Newcrest Mining, Ltd......................................  2,301     63,462
   Origin Energy, Ltd........................................ 26,579    312,866
   OZ Minerals, Ltd..........................................  5,584     47,381
  *Qantas Airways, Ltd....................................... 25,486     35,137
   Santos, Ltd............................................... 20,437    243,675
   Seven Group Holdings, Ltd.................................  3,080     22,056
  #Sims Metal Management, Ltd................................  3,434     33,579
   Suncorp Group, Ltd........................................ 28,499    277,597
   TABCorp. Holdings, Ltd.................................... 15,227     44,842
   Tatts Group, Ltd.......................................... 19,733     57,311
   Toll Holdings, Ltd........................................ 11,026     50,795
   Treasury Wine Estates, Ltd................................    916      4,693
   Washington H. Soul Pattinson & Co., Ltd...................  3,490     48,897
  #Wesfarmers, Ltd........................................... 31,480  1,134,839
                                                                     ----------
TOTAL AUSTRALIA..............................................         3,266,599
                                                                     ----------
AUSTRIA -- (0.2%)
  *Erste Group Bank AG.......................................  2,850     71,842
  #Raiffeisen Bank International AG..........................  1,529     61,245
                                                                     ----------
TOTAL AUSTRIA................................................           133,087
                                                                     ----------
BELGIUM -- (0.9%)
   Ageas.....................................................  4,261    108,639
   Delhaize Group SA.........................................  2,711    103,796
   KBC Groep NV..............................................  1,383     32,533
   Solvay SA.................................................  1,514    182,288
   UCB SA....................................................  2,810    164,124
                                                                     ----------
TOTAL BELGIUM................................................           591,380
                                                                     ----------
CANADA -- (10.8%)
  #Astral Media, Inc. Class A................................    100      4,093
  *AuRico Gold, Inc..........................................  1,900     15,865
   Barrick Gold Corp.........................................  3,389    137,254
  #Bonavista Energy Corp.....................................  1,104     19,797
   Cameco Corp...............................................  4,527     87,798
   Canadian Natural Resources, Ltd. (136385101).............. 10,000    302,000
   Canadian Natural Resources, Ltd. (2171573)................ 11,405    343,720
  #Canadian Tire Corp. Class A...............................  2,200    157,409
   Empire Co., Ltd. Class A..................................    600     34,958
   Encana Corp...............................................    181      4,078
   Enerplus Corp.............................................  1,972     31,690
   Ensign Energy Services, Inc...............................  1,403     20,973
   Fairfax Financial Holdings, Ltd...........................    347    128,728
   George Weston, Ltd........................................    700     45,445
   Goldcorp, Inc. (2676302)..................................  9,088    410,837

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
CANADA -- (Continued)
   Goldcorp, Inc. (380956409)................................  3,900 $  176,397
  #Husky Energy, Inc.........................................  7,339    198,768
   IAMGOLD Corp. (2446646)...................................    813     12,617
   IAMGOLD Corp. (450913108).................................  2,172     33,861
   Industrial Alliance Insurance & Financial Services, Inc...  1,800     49,292
   Inmet Mining Corp.........................................  2,200    113,442
   Kinross Gold Corp......................................... 20,200    200,635
  #Loblaw Cos., Ltd..........................................  1,800     62,394
  *Lundin Mining Corp........................................  4,970     25,876
   Magna International, Inc..................................  6,640    295,185
  #Manulife Financial Corp................................... 35,722    441,361
   Nexen, Inc................................................  9,316    222,465
  #Pan American Silver Corp..................................  2,900     63,618
  #Pengrowth Energy Corp.....................................  4,165     24,980
  #Penn West Petroleum, Ltd..................................  7,406     96,176
  #PetroBakken Energy, Ltd. Class A..........................    600      7,575
  *Precision Drilling Corp...................................  4,250     30,426
   Progress Energy Resources Corp............................  1,712     34,489
   Quebecor, Inc. Class B....................................    900     31,395
 #*Research In Motion, Ltd...................................  4,438     35,015
  #Sun Life Financial, Inc................................... 14,250    353,414
   Suncor Energy, Inc........................................ 32,505  1,090,931
   Talisman Energy, Inc...................................... 13,813    156,559
  #Teck Resources, Ltd. Class B.............................. 11,791    374,242
  #Thomson Reuters Corp...................................... 10,478    295,010
  #TransAlta Corp............................................  5,411     86,251
   TransCanada Corp..........................................  1,754     78,976
 #*Uranium One, Inc..........................................  7,548     16,400
   Viterra, Inc.............................................. 10,544    166,170
   Yamana Gold, Inc.......................................... 22,000    444,295
                                                                     ----------
TOTAL CANADA.................................................         6,962,860
                                                                     ----------
DENMARK -- (1.4%)
   A.P. Moeller-Maersk A.S. Series A.........................      6     39,755
   A.P. Moeller-Maersk A.S. Series B.........................     30    209,389
   Carlsberg A.S. Series B...................................  3,388    292,446
  *Danske Bank A.S........................................... 16,130    252,333
  *FLSmidth & Co. A.S........................................    111      6,551
   H. Lundbeck A.S...........................................  1,354     23,555
   TDC A.S...................................................  7,231     49,856
 #*Vestas Wind Systems A.S...................................  1,259      7,279
                                                                     ----------
TOTAL DENMARK................................................           881,164
                                                                     ----------
FINLAND -- (0.5%)
   Kesko Oyj Series B........................................    830     25,954
  #Neste Oil Oyj.............................................    374      4,683
  #Nokia Oyj.................................................  7,697     20,693
   Stora Enso Oyj Series R................................... 14,570     92,164
   UPM-Kymmene Oyj........................................... 16,377    175,835
                                                                     ----------
TOTAL FINLAND................................................           319,329
                                                                     ----------
FRANCE -- (9.3%)
   Arkema SA.................................................     76      6,935
   AXA SA....................................................    911     14,520
   AXA SA Sponsored ADR...................................... 37,500    597,375
   BNP Paribas SA............................................  5,694    289,008
   Bollore SA................................................    132     39,144
   Bouygues SA...............................................  2,298     55,231
   Cap Gemini SA.............................................  2,746    115,519
   Casino Guichard Perrachon SA..............................  1,254    109,462

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
FRANCE -- (Continued)
   Cie de Saint-Gobain SA....................................  8,683 $  305,860
  *Cie Generale de Geophysique - Veritas SA..................  4,238    137,967
   Cie Generale des Etablissements Michelin SA Series B......  2,455    211,632
   Ciments Francais SA.......................................    244     14,839
   CNP Assurances SA.........................................  3,920     55,393
  *Credit Agricole SA........................................ 29,433    222,166
   Electricite de France SA..................................  4,582     96,960
   France Telecom SA......................................... 41,374    462,456
  #GDF Suez SA............................................... 37,268    855,384
   Lafarge SA................................................  4,430    259,727
   Lagardere SCA.............................................  3,281     89,828
   Natixis SA................................................ 21,884     71,825
 #*Peugeot SA................................................  4,276     27,428
   PPR SA....................................................    148     26,091
   Renault SA................................................  4,615    206,931
   Rexel SA..................................................  2,512     45,497
   Sanofi SA.................................................  1,614    141,753
   Sanofi SA ADR.............................................  3,846    168,647
  *Societe Generale SA....................................... 13,137    418,965
   STMicroelectronics NV..................................... 16,130     95,001
   Thales SA.................................................    349     12,285
   Vallourec SA..............................................    265     10,901
   Vivendi SA................................................ 37,887    776,355
                                                                     ----------
TOTAL FRANCE.................................................         5,941,085
                                                                     ----------
GERMANY -- (7.6%)
   Allianz SE................................................  2,464    306,090
   Bayerische Motoren Werke AG...............................  3,898    311,628
  *Celesio AG................................................     76      1,473
  *Commerzbank AG............................................ 35,041     67,316
   Daimler AG................................................ 17,195    805,493
  #Deutsche Bank AG.......................................... 13,617    622,433
   Deutsche Bank AG..........................................  2,450    111,600
   Deutsche Lufthansa AG.....................................  7,439    113,809
   Deutsche Post AG..........................................  5,443    107,912
   Deutsche Telekom AG....................................... 65,866    751,428
   E.ON AG................................................... 32,073    730,141
  #Heidelberger Zement AG....................................  2,192    116,486
   Merck KGaA................................................    376     48,092
   Munchener Rueckversicherungs-Gesellschaft AG..............  2,720    437,656
   RWE AG....................................................  2,115     96,792
   Salzgitter AG.............................................  1,060     45,841
   ThyssenKrupp AG...........................................  3,355     76,452
   Volkswagen AG.............................................    524    102,471
                                                                     ----------
TOTAL GERMANY................................................         4,853,113
                                                                     ----------
GREECE -- (0.1%)
   Hellenic Petroleum S.A....................................  5,666     44,408
  *National Bank of Greece S.A...............................  2,483      5,817
                                                                     ----------
TOTAL GREECE.................................................            50,225
                                                                     ----------
HONG KONG -- (1.8%)
  *Cathay Pacific Airways, Ltd............................... 17,000     30,790
 #*Foxconn International Holdings, Ltd....................... 17,000      5,876
   Great Eagle Holdings, Ltd.................................  8,217     24,254
   Henderson Land Development Co., Ltd....................... 30,531    210,747
   Hong Kong & Shanghai Hotels, Ltd.......................... 13,000     17,144
   Hopewell Holdings, Ltd....................................  5,000     18,039
   Hutchison Whampoa, Ltd.................................... 49,000    480,657
   New World Development Co., Ltd............................ 84,164    129,493

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
HONG KONG -- (Continued)
   Orient Overseas International, Ltd.......................   6,000 $   37,931
   Wharf Holdings, Ltd......................................  17,000    116,239
   Wheelock & Co., Ltd......................................  27,000    118,293
                                                                     ----------
TOTAL HONG KONG.............................................          1,189,463
                                                                     ----------
IRELAND -- (0.1%)
   CRH P.L.C................................................   1,692     31,494
   CRH P.L.C. Sponsored ADR.................................   1,763     32,880
                                                                     ----------
TOTAL IRELAND...............................................             64,374
                                                                     ----------
ISRAEL -- (0.5%)
  *Bank Hapoalim B.M........................................  16,620     65,385
  *Bank Leumi Le-Israel B.M.................................  23,640     76,198
   Bezeq Israeli Telecommunication Corp., Ltd...............  19,647     23,936
   Elbit Systems, Ltd.......................................     421     14,822
   Israel Chemicals, Ltd....................................   4,929     61,665
  *Israel Discount Bank, Ltd. Series A......................  13,386     18,883
  *NICE Systems, Ltd........................................      56      1,871
  *NICE Systems, Ltd. Sponsored ADR.........................   1,134     37,762
                                                                     ----------
TOTAL ISRAEL................................................            300,522
                                                                     ----------
ITALY -- (1.0%)
 #*Banca Monte Dei Paschi di Siena SpA......................  88,378     24,430
 #*Fiat SpA.................................................  16,709     81,773
 #*Finmeccanica SpA.........................................   3,600     17,854
   Mediaset SpA.............................................   7,532     13,231
   Parmalat SpA.............................................   2,927      6,634
   Telecom Italia SpA....................................... 234,061    215,947
  *UniCredit SpA............................................  38,773    171,499
   Unione di Banche Italiane ScpA...........................  24,403     96,128
                                                                     ----------
TOTAL ITALY.................................................            627,496
                                                                     ----------
JAPAN -- (17.1%)
   77 Bank, Ltd. (The)......................................   9,864     37,564
   Aeon Co., Ltd............................................  12,500    136,332
   Alfresa Holdings Corp....................................   1,000     45,208
   Amada Co., Ltd...........................................  10,000     50,777
   Asahi Glass Co., Ltd.....................................   9,000     61,181
   Asahi Kasei Corp.........................................  23,000    126,529
   Bank of Kyoto, Ltd. (The)................................   7,000     60,167
   Canon Marketing Japan, Inc...............................   1,500     21,862
   Chugoku Bank, Ltd. (The).................................   3,000     41,288
   Citizen Holdings Co., Ltd................................   4,700     23,854
   Coca-Cola West Co., Ltd..................................   1,800     27,594
   Cosmo Oil Co., Ltd.......................................  20,636     36,704
  #Dai Nippon Printing Co., Ltd.............................  19,000    134,635
   Daicel Corp..............................................   4,000     24,016
  #Daiwa Securities Group, Inc..............................  16,000     63,827
   Fuji Media Holdings, Inc.................................      10     14,810
  #FUJIFILM Holdings Corp...................................  13,400    226,197
   Fujitsu, Ltd.............................................  13,000     50,016
   Fukuoka Financial Group, Inc.............................  27,000    105,586
   Glory, Ltd...............................................   1,800     43,686
   Gunma Bank, Ltd. (The)...................................  11,735     56,614
   Hachijuni Bank, Ltd. (The)...............................  11,000     56,824
   Hakuhodo DY Holdings, Inc................................     560     33,560
   Hitachi Capital Corp.....................................   1,700     32,648
   Hitachi High-Technologies Corp...........................     900     19,724
   Hokuhoku Financial Group, Inc............................  20,000     31,799
   House Foods Corp.........................................   2,300     37,121

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Idemitsu Kosan Co., Ltd..................................     800 $   68,853
   Inpex Corp...............................................      44    250,662
   Isetan Mitsukoshi Holdings, Ltd..........................  11,400    111,590
   Iyo Bank, Ltd. (The).....................................   4,000     30,927
   J. Front Retailing Co., Ltd..............................  15,000     78,003
   JFE Holdings, Inc........................................   9,100    128,437
   Joyo Bank, Ltd. (The)....................................   8,000     38,716
   JTEKT Corp...............................................   2,800     21,027
   JX Holdings, Inc.........................................  56,740    302,201
   Kagoshima Bank, Ltd. (The)...............................   3,238     20,644
   Kajima Corp..............................................   5,000     13,847
   Kamigumi Co., Ltd........................................   5,000     40,325
   Kaneka Corp..............................................   9,000     43,905
 #*Kawasaki Kisen Kaisha, Ltd...............................  14,000     17,746
   Keiyo Bank, Ltd. (The)...................................   9,000     39,456
   Kinden Corp..............................................   4,000     25,044
  *Kobe Steel, Ltd..........................................  20,000     17,557
   Konica Minolta Holdings, Inc.............................   6,500     43,244
   Kyocera Corp.............................................   3,000    263,876
   Kyowa Hakko Kirin Co., Ltd...............................   3,000     31,933
   Marui Group Co., Ltd.....................................   7,158     51,490
   Maruichi Steel Tube, Ltd.................................     900     18,716
  *Mazda Motor Corp.........................................  19,000     22,662
   Medipal Holdings Corp....................................   4,200     53,489
   MEIJI Holdings Co., Ltd..................................     800     36,603
   Mitsubishi Chemical Holdings Corp........................  18,000     71,290
   Mitsubishi Corp..........................................  30,000    535,588
   Mitsubishi Gas Chemical Co., Inc.........................  12,000     59,290
   Mitsubishi Heavy Industries, Ltd.........................  50,000    210,604
   Mitsubishi Logistics Corp................................   3,000     38,690
   Mitsubishi Materials Corp................................  37,000    107,577
   Mitsubishi Tanabe Pharma Corp............................   2,400     34,595
   Mitsubishi UFJ Financial Group, Inc...................... 331,000  1,497,433
   Mitsubishi UFJ Financial Group, Inc. ADR.................  74,759    335,668
   Mitsui & Co., Ltd........................................  25,600    360,838
   Mitsui Chemicals, Inc....................................  17,000     35,143
   Mitsui O.S.K. Lines, Ltd.................................   9,000     21,572
   MS&AD Insurance Group Holdings, Inc......................   7,019    119,034
   Nagase & Co., Ltd........................................   3,111     33,187
  *NEC Corp.................................................  65,000    124,673
   Nippon Electric Glass Co., Ltd...........................   7,000     35,628
   Nippon Express Co., Ltd..................................  17,000     62,211
   Nippon Meat Packers, Inc.................................   6,000     74,461
  #Nippon Paper Group, Inc..................................   3,600     41,171
   Nippon Shokubai Co., Ltd.................................   2,000     19,616
   Nippon Steel & Sumitomo Metal Corp.......................  97,000    214,110
   Nippon Television Network Corp...........................   1,500     19,401
  #Nippon Yusen K.K.........................................  26,000     49,560
   Nishi-Nippon Bank, Ltd...................................  18,779     42,820
   Nisshin Seifun Group, Inc................................   2,500     31,241
  *Nisshin Steel Holdings Co., Ltd..........................   1,600     10,603
   Nisshinbo Holdings, Inc..................................   3,000     19,626
   Nomura Holdings, Inc.....................................  61,500    222,314
   Obayashi Corp............................................  19,000     84,999
  #Oji Holdings Corp........................................  16,000     46,918
   Onward Holdings Co., Ltd.................................   3,000     22,214
   Panasonic Corp...........................................  37,500    227,459
   Panasonic Corp. Sponsored ADR............................   6,659     36,824
   Rengo Co., Ltd...........................................   4,000     17,483
  #Ricoh Co., Ltd...........................................  23,000    192,484
   Rohm Co., Ltd............................................   3,200    103,348

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------ -----------
JAPAN -- (Continued)
   Sankyo Co., Ltd..........................................    400 $    18,123
  #SBI Holdings, Inc........................................  6,880      48,180
  #Seiko Epson Corp.........................................  3,500      19,464
   Sekisui House, Ltd....................................... 20,000     204,499
  #Sharp Corp............................................... 28,086      60,589
   Shiga Bank, Ltd..........................................  7,108      46,497
   Shimizu Corp............................................. 11,000      36,801
   Shinsei Bank, Ltd........................................ 22,000      32,254
  #Showa Denko K.K..........................................  8,000      12,237
   Showa Shell Sekiyu K.K...................................  1,400       7,794
   SKY Perfect JSAT Holdings, Inc...........................     46      21,019
   Sojitz Corp.............................................. 26,100      32,400
   Sony Corp. Sponsored ADR................................. 22,200     260,628
   Sumitomo Chemical Co., Ltd...............................  2,000       5,621
   Sumitomo Corp............................................ 28,900     393,988
   Sumitomo Electric Industries, Ltd........................ 25,100     270,018
   Sumitomo Forestry Co., Ltd...............................  2,700      24,163
   Sumitomo Metal Mining Co., Ltd...........................  4,000      52,679
   Sumitomo Mitsui Financial Group, Inc.....................  1,800      55,003
   Sumitomo Mitsui Trust Holdings, Inc...................... 17,000      51,592
   Suzuken Co., Ltd.........................................    800      25,253
   Taisei Corp.............................................. 35,297      97,320
   Takashimaya Co., Ltd.....................................  6,000      39,464
  #TDK Corp.................................................    600      22,562
  #Teijin, Ltd..............................................  9,000      20,640
   Tokai Rika Co., Ltd......................................    600       7,530
   Tokyo Broadcasting System, Inc...........................  1,600      15,558
   Toppan Printing Co., Ltd................................. 16,000      92,475
   Tosoh Corp...............................................  8,000      15,661
   Toyo Seikan Kaisha, Ltd..................................  4,251      45,194
   Toyota Motor Corp........................................  2,595     100,056
   Toyota Tsusho Corp.......................................  4,300      93,924
   UNY Co., Ltd.............................................  6,250      44,476
   Wacoal Corp..............................................  2,000      22,502
  *Yamada Denki Co., Ltd....................................    900      39,043
   Yamaguchi Financial Group, Inc...........................  5,852      48,486
   Yamaha Corp..............................................  3,100      27,858
  #Yamato Kogyo Co., Ltd....................................    800      22,471
                                                                    -----------
TOTAL JAPAN.................................................         10,964,771
                                                                    -----------
NETHERLANDS -- (2.8%)
   Aegon NV................................................. 46,979     262,736
   Akzo Nobel NV............................................  3,894     211,942
   ArcelorMittal NV......................................... 17,931     265,100
  #ArcelorMittal NV ADR.....................................  6,200      91,574
  *ING Groep NV............................................. 37,522     333,874
   Koninklijke DSM NV.......................................  2,616     134,524
   Koninklijke Philips Electronics NV....................... 19,504     488,496
                                                                    -----------
TOTAL NETHERLANDS...........................................          1,788,246
                                                                    -----------
NEW ZEALAND -- (0.1%)
   Contact Energy, Ltd......................................  5,869      26,725
   Fletcher Building, Ltd...................................  4,645      26,866
                                                                    -----------
TOTAL NEW ZEALAND...........................................             53,591
                                                                    -----------
NORWAY -- (0.9%)
   Aker ASA Series A........................................    235       8,298
   DNB ASA..................................................  9,906     123,841
  *Marine Harvest ASA....................................... 52,362      41,084
   Norsk Hydro ASA.......................................... 27,971     125,926

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
NORWAY -- (Continued)
   Orkla ASA................................................  22,047 $  174,648
  *Storebrand ASA...........................................   7,005     35,252
   Subsea 7 SA..............................................   4,168     91,371
                                                                     ----------
TOTAL NORWAY................................................            600,420
                                                                     ----------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA..................................  13,032     12,683
  *EDP Renovaveis SA........................................   4,290     20,434
   Portugal Telecom SA......................................   2,263     11,380
                                                                     ----------
TOTAL PORTUGAL..............................................             44,497
                                                                     ----------
SINGAPORE -- (0.9%)
   CapitaLand, Ltd..........................................  45,500    121,173
   CapitaMalls Asia, Ltd....................................  13,000     19,617
   Golden Agri-Resources, Ltd............................... 137,000     69,971
  *Indofood Agri Resources, Ltd.............................   9,000      9,261
   Keppel Land, Ltd.........................................   8,000     22,160
 #*Neptune Orient Lines, Ltd................................  14,000     13,250
   Singapore Airlines, Ltd..................................  21,000    181,998
   United Industrial Corp., Ltd.............................  31,000     70,841
   UOL Group, Ltd...........................................   4,000     18,508
   Venture Corp., Ltd.......................................   3,000     18,777
   Wheelock Properties, Ltd.................................  14,000     20,771
                                                                     ----------
TOTAL SINGAPORE.............................................            566,327
                                                                     ----------
SPAIN -- (1.9%)
   Acciona SA...............................................     893     54,889
  *Banco de Sabadell SA.....................................  33,098     80,707
   Banco Espanol de Credito SA..............................     359      1,314
  #Banco Popular Espanol SA.................................  40,059     62,643
   Banco Santander SA....................................... 115,247    867,714
  #CaixaBank SA.............................................   8,228     31,248
   Iberdrola SA.............................................  22,469    116,365
                                                                     ----------
TOTAL SPAIN.................................................          1,214,880
                                                                     ----------
SWEDEN -- (2.8%)
   Boliden AB...............................................   4,059     71,129
   Meda AB Series A.........................................   1,254     12,847
   Nordea Bank AB...........................................  39,063    355,069
   Skandinaviska Enskilda Banken AB Series A................  35,139    291,576
  #SSAB AB Series A.........................................   3,054     21,878
   SSAB AB Series B.........................................   1,349      8,343
   Svenska Cellulosa AB Series A............................     637     12,524
   Svenska Cellulosa AB Series B............................  14,293    278,659
   Swedbank AB Series A.....................................  15,224    282,778
   Telefonaktiebolaget LM Ericsson AB Series B..............  49,909    442,148
                                                                     ----------
TOTAL SWEDEN................................................          1,776,951
                                                                     ----------
SWITZERLAND -- (5.6%)
  *ABB, Ltd.................................................  17,548    316,916
   Adecco SA................................................   2,541    123,219
   Aryzta AG................................................   1,641     81,980
   Baloise Holding AG.......................................     817     68,192
   Credit Suisse Group AG...................................  19,671    457,456
   Credit Suisse Group AG Sponsored ADR.....................     600     14,004
   Holcim, Ltd..............................................   7,487    510,960
   Lonza Group AG...........................................     612     31,040
   Novartis AG ADR..........................................   1,759    106,349
   Sulzer AG................................................     309     44,807
   Swiss Life Holding AG....................................     855    107,975

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
SWITZERLAND -- (Continued)
   Swiss Re, Ltd...........................................  11,082 $   766,845
   UBS AG..................................................  44,034     660,668
   Zurich Insurance Group AG...............................   1,303     321,215
                                                                    -----------
TOTAL SWITZERLAND..........................................           3,611,626
                                                                    -----------
UNITED KINGDOM -- (19.9%)
   Anglo American P.L.C....................................   7,316     225,439
   Aviva P.L.C.............................................  64,363     344,692
   Barclays P.L.C..........................................  32,832     121,405
   Barclays P.L.C. Sponsored ADR...........................  56,729     839,589
   BP P.L.C................................................  27,919     199,388
   BP P.L.C. Sponsored ADR.................................  45,731   1,961,403
  #Carnival P.L.C. ADR.....................................   7,600     300,428
   Eurasian Natural Resources Corp. P.L.C..................   2,074      10,994
   HSBC Holdings P.L.C.....................................  39,336     387,828
  #HSBC Holdings P.L.C. Sponsored ADR......................   7,751     382,589
  *International Consolidated Airlines Group SA............  36,571      95,338
   Investec P.L.C..........................................  15,846      93,446
   Kazakhmys P.L.C.........................................   3,739      42,899
   Kingfisher P.L.C........................................  80,602     377,382
  *Lloyds Banking Group P.L.C.............................. 454,743     299,452
  *Lloyds Banking Group P.L.C. Sponsored ADR...............  72,725     190,539
   Mondi P.L.C.............................................   6,178      68,103
   Old Mutual P.L.C........................................ 112,791     313,951
   Pearson P.L.C. Sponsored ADR............................   7,740     155,574
   Resolution, Ltd.........................................  25,787      90,916
   Rexam P.L.C.............................................  10,185      73,542
  *Royal Bank of Scotland Group P.L.C......................  39,064     174,427
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR.......   5,598      50,046
   Royal Dutch Shell P.L.C. ADR............................  30,546   2,157,464
   RSA Insurance Group P.L.C...............................   9,205      16,709
   Sainsbury (J.) P.L.C....................................  35,798     205,254
   Vedanta Resources P.L.C.................................     948      17,419
   Vodafone Group P.L.C. Sponsored ADR.....................  89,953   2,448,521
   William Morrison Supermarkets P.L.C.....................  33,946     146,979
   WPP P.L.C...............................................  19,394     250,675
   Xstrata P.L.C...........................................  44,047     697,771
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          12,740,162
                                                                    -----------
TOTAL COMMON STOCKS........................................          58,542,168
                                                                    -----------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE............................   3,143     209,493
                                                                    -----------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                           Shares/
                                                            Face
                                                           Amount
                                                            (000)     Value+
                                                           -------- -----------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@DFA Short Term Investment Fund........................  345,722 $ 4,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.35%, 11/01/12 (Collateralized by FNMA 4.000%,
       05/01/42 & 5.000%, 01/01/39, valued at $1,367,956)
       to be repurchased at $1,341,146.................... $  1,341   1,341,133
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL.......................            5,341,133
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $71,444, 904).....................................          $64,092,794
                                                                    ===========

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Shares   Value++
                                                             ------- ----------
 COMMON STOCKS -- (89.2%)
 BRAZIL -- (7.6%)
    AES Tiete SA............................................  11,162 $  106,286
    Aliansce Shopping Centers SA............................  20,914    237,864
    All America Latina Logistica SA.........................  96,800    440,379
    Anhanguera Educacional Participacoes SA.................  27,097    474,953
    Arezzo Industria e Comercio SA..........................   6,100    108,872
    Autometal SA............................................  12,100    101,278
   *B2W Cia Global Do Varejo SA.............................  20,700    100,695
    Banco Bradesco SA.......................................  66,677    877,515
    Banco do Brasil SA...................................... 105,120  1,121,563
    Banco Santander Brasil SA ADR........................... 138,675    942,990
    Bematech SA.............................................   9,300     22,208
   *BHG SA - Brazil Hospitality Group.......................     200      1,979
    BM&F Bovespa SA......................................... 328,925  2,105,327
    BR Malls Participacoes SA...............................  60,823    799,574
    Brasil Brokers Participacoes SA.........................  35,800    100,470
    BRF - Brasil Foods SA...................................  52,600    956,929
   #BRF - Brasil Foods SA ADR...............................  41,233    755,389
    Brookfield Incorporacoes SA.............................  50,911     88,986
   *Brookfield Incorporacoes SA Receipt.....................  15,151     26,631
    CCR SA..................................................  61,800    543,437
   *CCX Carvao da Colombia SA...............................   5,622      6,090
    Centrais Eletricas Brasileiras SA.......................   2,900     15,920
   #Centrais Eletricas Brasileiras SA ADR...................   9,056     72,448
    Centrais Eletricas Brasileiras SA Sponsored ADR.........  21,859    121,536
    CETIP SA - Mercados Organizados.........................  22,646    260,908
    Cia de Saneamento Basico do Estado de Sao Paulo ADR.....   6,469    543,461
    Cia de Saneamento de Minas Gerais-Copasa SA.............  15,600    368,215
    Cia Energetica de Minas Gerais SA.......................   6,452     70,210
    Cia Hering SA...........................................  14,450    331,965
   #Cia Siderurgica Nacional SA Sponsored ADR...............  79,690    433,514
    Cielo SA................................................  21,515    532,295
    Cosan SA Industria e Comercio...........................  24,328    466,545
    CPFL Energia SA.........................................  14,100    163,836
   #CPFL Energia SA ADR.....................................   4,050     94,324
    Cremer SA...............................................   7,500     51,624
    Cyrela Brazil Realty SA Empreendimentos e Participacoes. 63,300 536,681 Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.........................................   1,400     18,191
    Direcional Engenharia SA................................  12,700     76,036
    Duratex SA..............................................  51,127    355,690
    EcoRodovias Infraestrutura e Logistica SA...............  28,200    246,310
    Embraer SA..............................................  42,200    295,040
    Embraer SA ADR..........................................  18,971    529,481
    Energias do Brazil SA...................................  55,200    345,161
    Equatorial Energia SA...................................  15,787    139,911
    Estacio Participacoes SA................................  14,200    270,569
    Eternit SA..............................................  20,866     86,297
    Even Construtora e Incorporadora SA.....................  40,500    161,517
    EZ Tec Empreendimentos e Participacoes SA...............   9,700    127,515
   *Fertilizantes Heringer SA...............................   6,700     36,650
  #*Fibria Celulose SA Sponsored ADR........................  58,059    511,500
    Forjas Taurus SA........................................   2,402      3,773
   *Gafisa SA...............................................  24,200     44,443
   *Gafisa SA ADR...........................................  44,828    164,519
   *General Shopping Brasil SA..............................   5,100     26,868
    Gerdau SA...............................................  32,800    238,525
   *Gol Linhas Aereas Inteligentes SA ADR...................     100        499
    Grendene SA.............................................  21,300    160,978
    Guararapes Confeccoes SA................................   1,600     94,532

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
BRAZIL -- (Continued)
   Helbor Empreendimentos SA................................  30,100 $  169,688
  *Hypermarcas SA...........................................  76,490    608,214
   Iguatemi Empresa de Shopping Centers SA..................  15,704    199,485
  *Industrias Romi SA.......................................   3,400      8,939
   International Meal Co. Holdings SA.......................  10,700    110,106
   Iochpe-Maxion SA.........................................  16,800    205,962
   Itau Unibanco Holding SA.................................  25,900    339,204
  *JBS SA...................................................  76,000    245,843
   JHSF Participacoes SA....................................  23,700    102,919
   JSL SA...................................................  19,300    112,129
  *Kepler Weber SA..........................................   2,372     11,807
  *Kroton Educacional SA Common Shares......................     725      2,136
  *Kroton Educacional SA Unit Shares........................  16,998    339,784
   Light SA.................................................  19,298    207,608
   Localiza Rent a Car SA...................................  15,100    264,671
  *Log-in Logistica Intermodal SA...........................   6,600     19,497
   Lojas Americanas SA......................................  15,206    115,296
   Lojas Renner SA..........................................  13,700    507,245
   LPS Brasil Consultoria de Imoveis SA.....................   5,800     99,663
  *M. Dias Branco SA........................................   3,700    124,241
   Magnesita Refratarios SA.................................  30,600    114,201
   Mahle-Metal Leve SA Industria e Comercio.................   8,700    109,615
  *Marfrig Alimentos SA.....................................  43,491    224,837
   Marisa Lojas SA..........................................   9,483    139,183
  *Metalfrio Solutions SA...................................   2,400      5,258
   Mills Estruturas e Servicos de Engenharia SA.............  12,400    190,116
   Minerva SA...............................................  11,500     62,283
  *MMX Mineracao e Metalicos SA.............................  47,919     94,845
   MRV Engenharia e Participacoes SA........................  70,202    356,013
   Multiplan Empreendimentos Imobiliarios SA................  11,137    326,261
  *Multiplus SA.............................................   6,200    144,053
   Natura Cosmeticos SA.....................................  13,400    357,259
   Obrascon Huarte Lain Brasil SA...........................  18,000    169,272
  *OGX Petroleo e Gas Participacoes SA......................      75        174
   Oi SA....................................................  19,516     92,245
   Oi SA ADR (670851104)....................................   1,991      9,278
  #Oi SA ADR (670851203)....................................  66,916    267,664
  *OSX Brasil SA............................................  14,300     80,616
  *Paranapanema SA..........................................  28,600     48,018
   PDG Realty SA Empreendimentos e Participacoes............ 180,399    303,766
   Petroleo Brasileiro SA ADR............................... 180,873  3,836,316
   Plascar Participacoes Industriais SA.....................  15,900      6,263
   Porto Seguro SA..........................................  24,300    258,428
  *Positivo Informatica SA..................................   6,400     16,575
   Profarma Distribuidora de Produtos Farmaceuticos SA......   1,100      7,886
  *QGEP Participacoes SA....................................  20,800    128,627
   Raia Drogasil SA.........................................  27,814    306,070
  *Refinaria de Petroleos Manguinhos SA.....................  40,500      6,780
   Restoque Comercio e Confeccoes de Roupas SA..............  18,000     76,748
   Rodobens Negocios Imobiliarios SA........................   5,000     31,511
   Rossi Residencial SA.....................................  30,968     65,106
   Santos Brasil Participacoes SA...........................   8,400    120,765
   Sao Martinho SA..........................................  12,584    157,250
   SLC Agricola SA..........................................  12,300    117,486
   Sonae Sierra Brasil SA...................................   5,500     92,071
  *Springs Global Participacoes SA..........................  12,300     16,351
   Sul America SA...........................................  48,674    383,440
  *T4F Entretenimento SA....................................   4,600     26,046
   Tecnisa SA...............................................  31,600    130,691
   Tegma Gestao Logistica SA................................   4,297     74,048
   Telefonica Brasil SA.....................................   2,529     48,064

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                         ---------- -----------
BRAZIL -- (Continued)
  *Terna Participacoes SA...............................      6,121 $   201,919
   Tim Participacoes SA.................................     20,300      71,963
   Tim Participacoes SA ADR.............................     11,746     204,145
   Totvs SA.............................................     13,400     272,480
   Tractebel Energia SA.................................     12,862     221,644
   Triunfo Participacoes e Investimentos SA.............      3,300      18,116
   Ultrapar Participacoes SA............................     24,844     521,087
   Usinas Siderurgicas de Minas Gerais SA...............     18,000      94,119
   Vale SA Sponsored ADR................................    188,600   3,455,152
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao SA.......................     10,340     194,627
  *Vanguarda Agro SA....................................    265,400      45,735
  *Viver Incorporadora e Construtora SA.................     36,653      22,197
   WEG SA...............................................     34,571     397,106
                                                                    -----------
TOTAL BRAZIL............................................             36,433,108
                                                                    -----------
CHILE -- (1.8%)
   AES Gener SA.........................................    228,630     136,275
   Aguas Andinas SA Series A............................    420,014     282,736
   Banco de Chile SA....................................     58,859       8,787
  #Banco de Chile SA Series F ADR.......................      4,135     365,617
   Banco de Credito e Inversiones SA....................      4,645     298,522
  #Banco Santander Chile SA ADR.........................     11,691     317,878
   Besalco SA...........................................     51,211      93,223
   CAP SA...............................................      8,367     288,180
   Cencosud SA..........................................    104,441     571,685
   Cia General de Electricidad SA.......................     39,633     204,281
  *Colbun SA............................................    678,571     189,419
  *Compania Sud Americana de Vapores SA.................  1,172,552     112,101
   Corpbanca SA......................................... 21,199,968     277,496
   E.CL SA..............................................     69,071     168,834
   Empresa Nacional de Electricidad SA Sponsored ADR....     11,299     540,883
   Empresas CMPC SA.....................................    156,286     595,196
   Empresas Copec SA....................................     47,340     681,769
   Empresas Hites SA....................................     25,655      20,022
   Empresas Iansa SA....................................    569,080      44,353
  *Empresas La Polar SA.................................     24,533      11,732
   Enersis SA Sponsored ADR.............................     27,456     465,105
   ENTEL Chile SA.......................................     13,123     268,501
   Forus SA.............................................     12,029      65,501
   Grupo Security SA....................................    135,206      49,176
   Inversiones Aguas Metropolitanas SA..................     94,507     175,795
  *Latam Airlines Group SA..............................     18,810     458,430
  #Latam Airlines Group SA Sponsored ADR................     11,529     285,804
   Madeco SA............................................  1,464,504      52,779
   Masisa SA............................................    568,238      61,412
   Molibdenos y Metales SA..............................      4,602      79,386
   Multiexport Foods SA.................................     51,707      12,359
   Parque Arauco SA.....................................     99,953     228,096
   PAZ Corp. SA.........................................     23,268      14,684
   Ripley Corp. SA......................................    141,532     133,546
   S.A.C.I. Falabella SA................................     23,173     237,707
   Salfacorp SA.........................................     66,661     157,387
   Sigdo Koppers SA.....................................     65,453     157,120
  *Sociedad Matriz SAAM SA..............................  1,309,584     153,100
   Socovesa SA..........................................    109,482      57,568
   Sonda SA.............................................     48,949     149,762
                                                                    -----------
TOTAL CHILE.............................................              8,472,207
                                                                    -----------
CHINA -- (14.8%)
  #361 Degrees International, Ltd.......................     96,000      27,531
   Agile Property Holdings, Ltd.........................    270,000     305,060

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
CHINA -- (Continued)
   Agricultural Bank of China, Ltd. Series H.............. 2,124,000 $  912,426
  *Air China, Ltd. Series H...............................   212,000    149,791
  #Ajisen China Holdings, Ltd.............................   111,000     76,100
 #*Aluminum Corp. of China, Ltd. ADR......................    22,775    245,287
   AMVIG Holdings, Ltd....................................    98,000     29,026
 #*Angang Steel Co., Ltd. Series H........................   214,000    127,494
  #Anhui Conch Cement Co., Ltd. Series H..................   144,500    496,324
   Anhui Expressway Co., Ltd. Series H....................    84,000     40,255
  #Anta Sports Products, Ltd..............................   163,000    138,750
   Anton Oilfield Services Group..........................   166,000     49,969
   Anxin-China Holdings, Ltd..............................   380,000     84,063
   Asia Cement China Holdings Corp........................   122,000     51,738
  *Asia Energy Logistics Group, Ltd....................... 1,900,000     26,147
   Asian Citrus Holdings, Ltd.............................   164,000     91,618
   Bank of China, Ltd. Series H........................... 7,275,356  2,980,585
   Bank of Communications Co., Ltd. Series H..............   693,580    494,502
   Baoye Group Co., Ltd. Series H.........................    26,000     13,272
  *BaWang International Group Holding, Ltd................   182,000     16,591
  *BBMG Corp. Series H....................................   195,141    166,858
   Beijing Capital International Airport Co., Ltd.........
     Series H.............................................   380,000    243,809
   Beijing Capital Land, Ltd. Series H....................   206,000     61,434
  #Beijing Enterprises Water Group, Ltd...................   648,000    147,418
   Beijing Jingkelong Co., Ltd. Series H..................    46,000     26,695
   Beijing North Star Co., Ltd. Series H..................   110,000     22,715
  *Beijing Properties Holdings, Ltd.......................   276,000     10,124
   Belle International Holdings, Ltd......................   338,000    625,060
  #Biostime International Holdings, Ltd...................    14,000     35,848
   Boer Power Holdings, Ltd...............................    83,000     29,832
   Bosideng International Holdings, Ltd...................   496,000    157,423
  *Brilliance China Automotive Holdings, Ltd..............   274,000    338,560
 #*BYD Co., Ltd. Series H.................................    95,500    187,433
   BYD Electronic International Co., Ltd..................   122,500     25,980
   C C Land Holdings, Ltd.................................   259,125     58,995
  #C.P. Pokphand Co., Ltd.................................   452,000     53,562
  *Carnival Group International Holdings, Ltd.............    57,000      2,614
   Catic Shenzhen Holdings, Ltd. Series H.................     6,000      2,197
   Central China Real Estate, Ltd.........................    86,194     20,853
   Changshouhua Food Co., Ltd.............................    53,000     27,262
  *Chaoda Modern Agriculture Holdings, Ltd................   600,243     13,805
  #Chaowei Power Holdings, Ltd............................    94,000     50,852
  *Chigo Holding, Ltd.....................................   248,000      6,121
   China Aerospace International Holdings, Ltd............   432,000     34,394
   China Agri-Industries Holdings, Ltd....................   370,000    231,540
   China All Access Holdings, Ltd.........................    90,000     17,145
   China Aoyuan Property Group, Ltd.......................   297,000     40,908
   China Automation Group, Ltd............................   105,000     24,835
   China BlueChemical, Ltd. Series H......................   375,143    237,350
   China Citic Bank Corp., Ltd. Series H.................. 1,238,000    629,027
   China Coal Energy Co., Ltd. Series H...................   555,000    549,164
   China Communications Services Corp., Ltd. Series H.....   450,800    252,154
   China Construction Bank Corp. Series H................. 7,045,990  5,291,185
 #*China COSCO Holdings Co., Ltd. Series H................   462,500    228,280
  *China Datang Corp Renewable Power Co., Ltd. Class H....   120,000     13,092
   China Dongxiang Group Co., Ltd.........................   542,000     67,557
  *China Eastern Airlines Corp., Ltd. Series H............   230,000     79,896
   China Everbright International, Ltd....................   394,000    202,094
   China Everbright, Ltd..................................   210,000    304,463
   China Foods, Ltd.......................................    90,000     90,950
   China Gas Holdings, Ltd................................   438,000    238,553
   China Glass Holdings, Ltd..............................   106,000     14,670
 #*China Green Holdings, Ltd..............................   144,000     31,640

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
CHINA -- (Continued)
   China Haidian Holdings, Ltd............................   258,000 $   27,869
  #China High Precision Automation Group, Ltd.............    73,000     11,680
 #*China High Speed Transmission Equipment Group Co., Ltd.   259,993     88,704
  *China Huiyuan Juice Group, Ltd.........................   123,500     38,949
   China Liansu Group Holdings, Ltd.......................   142,000     83,234
   China Life Insurance Co., Ltd..........................    22,000     64,691
   China Life Insurance Co., Ltd. ADR.....................    25,703  1,135,559
  #China Lilang, Ltd......................................    66,000     37,476
  #China Longyuan Power Group Corp. Series H..............   307,000    199,518
  #China Lumena New Materials Corp........................   714,000    144,672
   China Mengniu Dairy Co., Ltd...........................   129,000    390,121
  *China Merchants Bank Co., Ltd. Series H................   455,195    845,764
   China Merchants Holdings International Co., Ltd........   180,702    596,092
  #China Metal Recycling Holdings, Ltd....................   108,381    107,948
  *China Mining Resources Group, Ltd...................... 1,034,000     15,076
  #China Minsheng Banking Corp., Ltd. Series H............   825,000    748,236
  *China Mobile Games & Entertainment Group, Ltd..........       249      1,494
   China Mobile, Ltd......................................    38,500    426,784
   China Mobile, Ltd. Sponsored ADR.......................    80,096  4,436,517
 #*China Modern Dairy Holdings, Ltd.......................    95,000     24,584
 #*China Molybdenum Co., Ltd. Series H....................   309,000    131,340
 #*China National Building Material Co., Ltd. Series H....   518,000    655,610
  #China National Materials Co., Ltd. Series H............   220,000     68,226
   China Nickel Resources Holdings Co., Ltd...............    40,000      3,188
  *China Oil & Gas Group, Ltd.............................   840,000    100,438
   China Oilfield Services, Ltd. Series H.................   116,000    218,278
   China Overseas Grand Oceans Group, Ltd.................    93,500     97,301
  #China Overseas Land & Investment, Ltd..................   446,000  1,167,037
   China Pacific Insurance Group Co., Ltd. Series H.......   153,200    478,644
   China Power International Development, Ltd.............   411,000    111,121
  *China Power New Energy Development Co., Ltd............   820,000     33,137
 #*China Precious Metal Resources Holdings Co., Ltd.......   522,000    100,943
  *China Properties Group, Ltd............................   128,000     39,629
  *China Qinfa Group, Ltd.................................   144,000     21,625
  #China Railway Construction Corp., Ltd. Series H........   320,500    317,867
   China Railway Group, Ltd. Series H.....................   365,000    185,521
   China Rare Earth Holdings, Ltd.........................   398,000     90,467
 #*China Resources Cement Holdings, Ltd...................   374,000    252,345
   China Resources Gas Group, Ltd.........................    68,000    151,096
  #China Resources Land, Ltd..............................   258,000    585,913
   China Resources Power Holdings Co., Ltd................   168,000    360,956
  #China Rongsheng Heavy Industries Group Holdings, Ltd...   852,500    181,353
   China Sanjiang Fine Chemicals Co., Ltd.................   140,000     45,021
   China SCE Property Holdings, Ltd.......................     4,000        924
   China Shanshui Cement Group, Ltd.......................   374,790    276,796
   China Shenhua Energy Co., Ltd. Series H................   238,384  1,010,080
 #*China Shipping Container Lines Co., Ltd. Series H......   879,000    233,176
  #China Shipping Development Co., Ltd. Series H..........   307,654    161,115
  #China Singyes Solar Technologies Holdings, Ltd.........    95,000     56,017
  #China South City Holdings, Ltd.........................   384,000     60,760
   China Southern Airlines Co., Ltd. ADR..................     5,037    117,010
   China Southern Airlines Co., Ltd. Series H.............   160,000     75,653
   China Starch Holdings, Ltd.............................   395,000     11,733
   China State Construction International Holdings, Ltd...   225,919    267,499
   China Suntien Green Energy Corp., Ltd. Series H........   209,000     42,469
  *China Taiping Insurance Holdings Co., Ltd..............   128,000    217,949
   China Telecom Corp., Ltd. ADR..........................     8,665    510,802
   China Telecom Corp., Ltd. Series H.....................   144,000     85,013
   China Travel International Investment Hong Kong, Ltd...   783,492    151,101
   China Unicom Hong Kong, Ltd............................   378,000    611,309
   China Unicom Hong Kong, Ltd. ADR.......................    45,508    732,224

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
CHINA -- (Continued)
  #China Vanadium Titano - Magnetite Mining Co., Ltd......   140,000 $   26,754
   China Water Affairs Group, Ltd.........................   206,000     54,132
   China Wireless Technologies, Ltd.......................   296,000     85,855
 #*China Yurun Food Group, Ltd............................   338,000    246,578
 #*China ZhengTong Auto Services Holdings, Ltd............   185,500    124,991
  *China Zhongwang Holdings, Ltd..........................   414,718    165,205
  *Chinasoft International, Ltd...........................   130,000     31,753
  *Chongqing Iron & Steel Co., Ltd. Series H..............   190,000     29,768
   Chongqing Machinery & Electric Co., Ltd. Series H......   200,000     30,280
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
     Ltd..................................................    92,000     37,339
   CIMC Enric Holdings, Ltd...............................    68,000     49,307
  *Citic 21CN Co., Ltd....................................   240,000     14,809
  #Citic Pacific, Ltd.....................................   267,433    339,633
  *Citic Resources Holdings, Ltd..........................   542,000     82,749
   CNOOC, Ltd.............................................   244,000    501,523
   CNOOC, Ltd. ADR........................................     9,690  1,991,779
 #*Comba Telecom Systems Holdings, Ltd....................   194,345     75,613
  *Comtec Solar Systems Group, Ltd........................   104,000     12,134
   COSCO Pacific, Ltd.....................................   338,572    494,365
  *Country Garden Holdings Co., Ltd.......................   763,000    304,563
   CPMC Holdings, Ltd.....................................    53,000     37,329
  #CSR Corp., Ltd. Series H...............................   183,676    142,051
   DaChan Food Asia, Ltd..................................    57,000      8,080
  #Dah Chong Hong Holdings, Ltd...........................   163,000    153,294
   Dalian Port (PDA) Co., Ltd. Series H...................   162,000     35,652
   Daphne International Holdings, Ltd.....................   130,000    156,208
  *Daqing Dairy Holdings, Ltd.............................    60,000         --
   Datang International Power Generation Co., Ltd.
     Series H.............................................   266,000     94,322
  #DBA Telecommunication Asia Holdings, Ltd...............   112,000     61,063
   Digital China Holdings, Ltd............................   128,000    214,238
  #Dongfang Electric Corp., Ltd. Series H.................    53,000     88,195
   Dongiang Environmental Co., Ltd. Series H..............     3,400     13,590
  #Dongyue Group Co., Ltd.................................   239,000    135,960
   Embry Holdings, Ltd....................................    14,000      6,648
   ENN Energy Holdings, Ltd...............................   118,000    490,027
  #Evergrande Real Estate Group, Ltd...................... 1,079,000    467,974
   Fantasia Holdings Group Co., Ltd.......................   136,500     13,485
  *First Tractor Co., Ltd. Series H.......................   108,000     89,694
   Fosun International, Ltd...............................   374,000    183,238
   Franshion Properties China, Ltd........................   745,120    226,868
  #Fufeng Group, Ltd......................................   153,000     58,058
  #GCL-Poly Energy Holdings, Ltd.......................... 1,613,000    285,137
   Geely Automobile Holdings, Ltd.........................   595,000    255,196
   Global Bio-Chem Technology Group Co., Ltd..............   394,800     45,657
  *Glorious Property Holdings, Ltd........................   683,000    106,174
  #Golden Eagle Retail Group, Ltd.........................    59,000    128,816
   Golden Meditech Holdings, Ltd..........................    84,000      9,946
   Goldlion Holdings, Ltd.................................    61,152     27,814
  *GOME Electrical Appliances Holding, Ltd................ 2,351,940    244,297
   Good Friend International Holdings, Inc................    22,000      7,699
  *Goodtop Tin International Holdings, Ltd................   230,000     11,831
   Great Wall Motor Co., Ltd. Series H....................   110,000    300,840
   Great Wall Technology Co., Ltd. Series H...............    83,300     14,862
   Greatview Aseptic Packaging Co., Ltd...................    30,000     15,691
   Greentown China Holdings, Ltd..........................   176,500    216,837
   Guangdong Investment, Ltd..............................   362,000    295,966
   Guangshen Railway Co., Ltd. Series H...................    54,000     18,623
  #Guangshen Railway Co., Ltd. Sponsored ADR..............     6,762    116,036
   Guangzhou Automobile Group Co., Ltd. Series H..........   415,740    284,679
  #Guangzhou R&F Properties Co., Ltd. Series H............   212,000    259,112
  *Guangzhou Shipyard International Co., Ltd. Series H....    41,600     31,070

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
CHINA -- (Continued)
  *Haier Electronics Group Co., Ltd.......................    93,000 $  118,429
   Hainan Meilan International Airport Co., Ltd. Series H.    26,000     16,210
   Haitian International Holdings, Ltd....................    75,000     92,418
  *Heng Tai Consumables Group, Ltd........................ 1,301,742     27,468
   Hengan International Group Co., Ltd....................    47,000    427,967
  #Hengdeli Holdings, Ltd.................................   396,000    123,333
 #*Hi Sun Technology, Ltd.................................   273,000     28,103
  #Hidili Industry International Development, Ltd.........   219,000     55,312
  *Hisense Kelon Electrical Holdings Co., Ltd. Series H...    72,000     23,041
   HKC Holdings, Ltd......................................   532,098     21,232
   Honghua Group, Ltd.....................................   256,000     59,521
  #Hopewell Highway Infrastructure, Ltd...................   135,972     72,321
  *Hopson Development Holdings, Ltd.......................   161,000    155,408
  *Huadian Power International Corp. Series H.............   198,000     50,118
   Huaneng Power International, Inc. ADR..................     6,108    194,479
   Huaneng Power International, Inc. Series H.............    56,000     44,740
  *Hunan Nonferrous Metal Corp., Ltd. Series H............   310,000     91,683
  *Huscoke Resources Holdings, Ltd........................   504,000      5,120
   Industrial & Commercial Bank of China, Ltd. Series H... 6,578,017  4,331,620
  *Interchina Holdings Co., Ltd...........................   910,000     57,925
   International Taifeng Holdings, Ltd....................   134,000     40,624
  #Intime Department Store Group Co., Ltd.................   139,000    163,249
   Jiangsu Express Co., Ltd. Series H.....................   188,000    161,615
   Jiangxi Copper Co., Ltd. Series H......................   162,000    416,234
 #*Jinchuan Group International Resources Co., Ltd........    56,000     10,796
   Jingwei Textile Machinery Co., Ltd. Series H...........    50,000     26,665
   Ju Teng International Holdings, Ltd....................   250,000     99,621
  *Kai Yuan Holdings, Ltd................................. 1,320,000     35,721
  *Kaisa Group Holdings, Ltd..............................   396,000     73,823
   Kingboard Chemical Holdings, Ltd.......................   146,000    433,186
   Kingboard Laminates Holdings, Ltd......................   208,973     88,737
 #*Kingdee International Software Group Co., Ltd..........   526,000    108,665
   Kingsoft Corp., Ltd....................................   133,000     76,742
   Kunlun Energy Co., Ltd.................................   234,000    433,155
   KWG Property Holding, Ltd..............................   315,330    186,317
   Lai Fung Holdings, Ltd................................. 1,100,000     22,969
   Le Saunda Holdings, Ltd................................    84,000     24,666
   Lee & Man Paper Manufacturing, Ltd.....................   347,000    181,245
   Lenovo Group, Ltd......................................   478,000    383,338
 #*Li Ning Co., Ltd.......................................   151,500     80,084
  #Lianhua Supermarket Holdings Co., Ltd. Series H........    85,200     68,763
   Lingbao Gold Co., Ltd. Series H........................    72,000     31,709
   LK Technology Holdings, Ltd............................    17,500      2,973
   Longfor Properties Co., Ltd............................   114,500    201,998
  #Lonking Holdings, Ltd..................................   305,000     71,067
  *Loudong General Nice Resources China Holdings, Ltd.....   399,600     17,249
 #*Maanshan Iron & Steel Co., Ltd. Series H...............   406,000    104,554
   Magic Holdings International, Ltd......................   131,000     50,015
   Maoye International Holdings, Ltd......................   322,000     64,444
 #*Metallurgical Corp of China, Ltd. Series H.............   665,000    122,249
   Microport Scientific Corp..............................    64,000     32,914
  *MIE Holdings Corp......................................   154,000     42,064
   Min Xin Holdings, Ltd..................................    44,000     24,130
  #Mingfa Group International Co., Ltd....................   170,000     48,095
   Minmetals Land, Ltd....................................   347,644     46,421
   Minth Group, Ltd.......................................   138,000    139,402
 #*MMG, Ltd...............................................   348,000    137,460
  *Nan Hai Corp, Ltd...................................... 6,200,000     24,752
   New World China Land, Ltd..............................   567,189    262,593
  #New World Department Store China, Ltd..................   101,000     60,416
  #Nine Dragons Paper Holdings, Ltd.......................   391,000    271,999

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares   Value++
                                                             --------- --------
CHINA -- (Continued)
  #NVC Lighting Holdings, Ltd...............................   403,000 $106,219
   O-Net Communications Group, Ltd..........................    18,000    4,735
   Pacific Online, Ltd......................................    44,000   13,830
  #Parkson Retail Group, Ltd................................   180,000  151,774
   PCD Stores Group, Ltd....................................   560,000   52,505
  #Peak Sport Products Co., Ltd.............................   199,000   37,840
  #Phoenix Satellite Television Holdings, Ltd...............   126,000   39,960
   PICC Property & Casualty Co., Ltd. Series H..............   188,000  248,884
   Ping An Insurance Group Co. of China, Ltd. Series H......    88,000  692,519
 #*Poly Property Group Co., Ltd.............................   486,111  291,327
  #Ports Design, Ltd........................................   104,000   73,872
  *Pou Sheng International Holdings, Ltd....................   364,687   23,246
   Powerlong Real Estate Holdings, Ltd......................   155,000   26,064
  *Prosperity International Holdings HK, Ltd................   280,000   14,271
   Qunxing Paper Holdings Co., Ltd..........................   124,416   32,426
   Real Nutriceutical Group, Ltd............................   141,000   50,154
   Regent Manner International Holdings, Ltd................   151,000   31,448
  *Renhe Commercial Holdings Co., Ltd....................... 2,748,570  116,113
  *Richly Field China Development, Ltd......................   150,000    1,703
   Road King Infrastructure, Ltd............................    32,000   22,248
   Samson Holding, Ltd......................................   239,000   34,147
  #Sany Heavy Equipment International Holdings Co., Ltd.....   128,000   66,934
  *Semiconductor Manufacturing International Corp........... 4,388,000  171,496
  *Semiconductor Manufacturing International Corp. ADR......     5,657   10,692
  #Shandong Chenming Paper Holdings, Ltd. Series H..........    48,500   17,941
   Shandong Molong Petroleum Machinery Co., Ltd. Series H...    46,400   16,120
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H.   144,000  194,201
  *Shanghai Industrial Urban Development Group, Ltd.........   260,000   43,360
   Shanghai Jin Jiang International Hotels Group Co., Ltd.
     Series H...............................................   332,000   51,276
   Shanghai Prime Machinery Co., Ltd. Series H..............   118,000   16,694
   Shengli Oil & Gas Pipe Holdings, Ltd.....................   144,000   13,137
   Shenguan Holdings Group, Ltd.............................   164,000   90,173
   Shenzhen Expressway Co., Ltd. Series H...................   158,000   59,783
   Shenzhen International Holdings, Ltd..................... 1,802,500  150,782
   Shenzhen Investment, Ltd.................................   466,000  123,838
   Shenzhou International Group, Ltd........................    73,000  141,922
  #Shimao Property Holdings, Ltd............................   280,856  532,705
 #*Shougang Concord International Enterprises Co., Ltd...... 1,080,000   57,549
  #Shougang Fushan Resources Group, Ltd.....................   684,000  237,990
   Shui On Land, Ltd........................................   696,766  293,585
   Sichuan Expressway Co., Ltd. Series H....................   284,000   92,123
   Sijia Group Co., Ltd.....................................    30,000    6,179
   Silver Grant International Industries, Ltd...............   174,000   30,658
  *Sino Oil & Gas Holdings, Ltd............................. 1,720,000   33,212
   Sinofert Holdings, Ltd...................................   498,000  104,860
   SinoMedia Holding, Ltd...................................    54,644   26,627
  #Sino-Ocean Land Holdings, Ltd............................   604,982  378,092
   Sinopec Kantons Holdings, Ltd............................   114,000   84,709
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H........   130,000   27,230
  #Sinopharm Group Co., Ltd. Series H.......................    86,000  288,745
   Sinotrans Shipping, Ltd..................................   276,173   67,868
   Sinotrans, Ltd. Series H.................................   348,000   53,259
  #Sinotruk Hong Kong, Ltd..................................   135,000   77,435
  #Skyworth Digital Holdings, Ltd...........................   384,460  206,643
  *SMI Corp., Ltd...........................................   560,000   13,177
  #Soho China, Ltd..........................................   462,912  313,226
  *Sparkle Roll Group, Ltd..................................   176,000   10,299
  *SPG Land Holdings, Ltd...................................    53,000   13,164
  *SRE Group, Ltd...........................................   886,857   34,725
   Sunac China Holdings, Ltd................................   224,000  118,322
   Sunny Optical Technology Group Co., Ltd..................    62,000   36,320

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value++
                                                          --------- -----------
CHINA -- (Continued)
  #TCC International Holdings, Ltd.......................   239,795 $    65,036
   TCL Communication Technology Holdings, Ltd............    70,000      21,398
   TCL Multimedia Technology Holdings, Ltd...............   108,000      59,794
  *Tech Pro Technology Development, Ltd..................   130,000      48,412
   Tencent Holdings, Ltd.................................    57,500   2,026,961
  *Texhong Textile Group, Ltd............................    50,000      23,533
   Tian An China Investments Co., Ltd....................    62,000      35,969
   Tian Shan Development Holdings, Ltd...................    36,000       8,634
   Tiangong International Co., Ltd.......................   232,000      55,735
  *Tianjin Development Holdings, Ltd.....................   104,000      49,356
   Tianjin Port Development Holdings, Ltd................   342,000      42,226
   Tianneng Power International, Ltd.....................   114,000      76,840
   Tingyi (Cayman Islands) Holding Corp..................   126,000     374,099
   Tomson Group, Ltd.....................................    66,969      15,870
  #Towngas China Co., Ltd................................   125,000      98,214
   TPV Technology, Ltd...................................   195,412      43,392
   Trauson Holdings Co., Ltd.............................    29,000      15,093
   Travelsky Technology, Ltd. Series H...................   212,500     109,466
   Truly International Holdings, Ltd.....................   267,140      40,517
   Uni-President China Holdings, Ltd.....................   119,639     150,266
 #*United Energy Group, Ltd..............................   566,000      89,634
  #Vinda International Holdings, Ltd.....................    70,000      97,213
   VODone, Ltd...........................................   617,400      60,179
   Want Want China Holdings, Ltd.........................   380,000     517,339
   Wasion Group Holdings, Ltd............................   114,000      41,598
  #Weichai Power Co., Ltd. Series H......................    61,280     216,037
   Weiqiao Textile Co., Ltd. Series H....................    64,500      25,148
   Welling Holding, Ltd..................................   152,800      18,642
   West China Cement, Ltd................................   532,000      95,516
  *Winsway Coking Coal Holdings, Ltd.....................   130,000      20,895
   Wumart Stores, Inc. Series H..........................    52,000      92,247
   Xiamen International Port Co., Ltd. Series H..........   194,000      22,484
   Xingda International Holdings, Ltd....................   198,000      68,908
  #Xinjiang Goldwind Science & Technology Co., Ltd.
    Series H.............................................    97,400      36,854
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H....   152,000      31,826
  #XTEP International Holdings, Ltd......................   137,500      59,514
  *Yanchang Petroleum International, Ltd.................   780,000      51,202
  #Yanzhou Coal Mining Co., Ltd. Series H................    86,000     128,194
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR...........    16,600     246,178
  #Yingde Gases Group Co., Ltd...........................   155,000     147,342
  #Yip's Chemical Holdings, Ltd..........................    54,000      36,548
   Yuexiu Property Co., Ltd.............................. 1,264,400     345,714
   Yuexiu Transport Infrastructure, Ltd..................    78,752      35,324
   Zhaojin Mining Industry Co., Ltd. Series H............    79,500     133,660
   Zhejiang Expressway Co., Ltd. Series H................   190,000     138,439
  *Zhong An Real Estate, Ltd.............................   151,000      15,576
  #Zhongsheng Group Holdings, Ltd........................    82,000     105,306
  #Zhuzhou CSR Times Electric Co., Ltd. Series H.........    51,750     151,314
  #Zijin Mining Group Co., Ltd. Series H.................   402,000     161,539
  #Zoomlion Heavy Industry Science & Technology Co.,
    Ltd. Series H........................................   130,000     173,901
  #ZTE Corp. Series H....................................   101,600     142,457
                                                                    -----------
TOTAL CHINA..............................................            70,854,959
                                                                    -----------
COLOMBIA -- (0.9%)
  *Almacenes Exito SA....................................     8,173     156,164
  *Banco de Bogota SA....................................     1,457      43,350
   Bancolombia SA........................................     6,806     105,967
   Bancolombia SA Sponsored ADR..........................    15,180     971,824
  *Cementos Argos SA.....................................    28,605     137,734
  #Ecopetrol SA Sponsored ADR............................    38,708   2,291,901
  *Empresa de Energia de Bogota SA.......................   134,579      95,878

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
COLOMBIA -- (Continued)
  *Empresa de Telecomunicaciones de Bogota..................  17,541 $    4,424
  *Fabricato SA............................................. 926,524     46,029
   Grupo Aval Acciones y Valores SA......................... 105,791     74,791
   Grupo de Inversiones Suramericana SA.....................   6,730    130,943
   Grupo Nutresa SA.........................................   3,539     47,798
  *Interconexion Electrica SA ESP...........................  35,366    190,754
  *Isagen SA ESP............................................  95,595    133,600
  *Mineros SA...............................................   4,500     11,816
                                                                     ----------
TOTAL COLOMBIA..............................................          4,442,973
                                                                     ----------
CZECH REPUBLIC -- (0.4%)
   CEZ A.S..................................................  20,145    744,446
   Komercni Banka A.S.......................................   2,186    447,323
   Pegas Nonwovens SA.......................................   1,263     28,927
   Telefonica Czech Republic A.S............................  22,731    452,787
  *Unipetrol A.S............................................  17,641    153,120
                                                                     ----------
TOTAL CZECH REPUBLIC........................................          1,826,603
                                                                     ----------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E. Sponsored GDR.  25,382    154,956
  *Egyptian Financial Group-Hermes Holding GDR..............     772      2,950
  *Orascom Construction Industries GDR......................   7,172    293,619
  *Orascom Telecom Holding S.A.E. GDR.......................  46,384    139,484
                                                                     ----------
TOTAL EGYPT.................................................            591,009
                                                                     ----------
HONG KONG -- (0.0%)
  *China New Town Development Co., Ltd...................... 416,254     15,843
                                                                     ----------
HUNGARY -- (0.2%)
  *Danubius Hotel & Spa P.L.C...............................   1,883     23,042
   EMASZ Rt.................................................     285     15,793
 #*FHB Mortgage Bank NYRT...................................   6,863     14,943
   Magyar Telekom Telecommunications P.L.C..................  68,447    127,016
   MOL Hungarian Oil & Gas P.L.C............................   3,157    274,625
   OTP Bank P.L.C...........................................  24,492    466,755
  *PannErgy P.L.C...........................................   2,746      7,561
                                                                     ----------
TOTAL HUNGARY...............................................            929,735
                                                                     ----------
INDIA -- (6.1%)
  *3M India, Ltd............................................     150     10,697
   Aban Offshore, Ltd.......................................   1,084      8,847
   ABB, Ltd.................................................   5,271     72,121
  *ABG Shipyard, Ltd........................................   1,954     13,487
   ACC, Ltd.................................................   5,158    131,376
   Adani Enterprises, Ltd...................................  27,302    108,763
  *Adani Power, Ltd.........................................  83,500     74,300
   Aditya Birla Nuvo, Ltd...................................  10,589    178,665
   AIA Engineering, Ltd.....................................   7,091     51,316
   Akzo Nobel India, Ltd....................................   1,850     33,269
   Alembic Pharmaceuticals, Ltd.............................  10,270     12,926
   Allahabad Bank, Ltd......................................  18,783     47,334
   Alok Industries, Ltd..................................... 123,095     26,341
   Alstom T&D India, Ltd....................................   7,545     28,692
   Amara Raja Batteries, Ltd................................   4,920     20,789
   Ambuja Cements, Ltd......................................  81,593    305,902
   Amtek Auto, Ltd..........................................  19,266     25,812
  *Amtek India, Ltd.........................................   5,648      9,934
   Anant Raj Industries, Ltd................................  31,479     47,392
   Andhra Bank, Ltd.........................................  27,895     53,592
   Arvind, Ltd..............................................  58,551     88,251

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
INDIA -- (Continued)
   Ashok Leyland, Ltd......................................... 238,358 $103,464
   Asian Hotels East, Ltd.....................................   2,150    9,007
   Asian Paints, Ltd..........................................   1,987  142,148
   Axis Bank, Ltd.............................................  33,796  738,260
   Bajaj Auto, Ltd............................................   5,398  181,457
   Bajaj Electricals, Ltd.....................................   7,154   27,060
   Bajaj Finance, Ltd.........................................     432   10,290
   Bajaj Finserv, Ltd.........................................  11,415  179,262
   Bajaj Hindusthan, Ltd......................................  38,120   20,844
   Bajaj Holdings & Investment, Ltd...........................   6,130   98,977
   Balkrishna Industries, Ltd.................................     682    3,365
   Ballarpur Industries, Ltd..................................  24,846   10,127
   Balmer Lawrie & Co., Ltd...................................     430    5,114
  *Balrampur Chini Mills, Ltd.................................  20,941   26,476
   Bank of Baroda.............................................   7,107   95,427
   Bank of India..............................................  21,883  111,786
   Bank of Maharashtra, Ltd...................................   8,722    8,507
   Bannari Amman Sugars, Ltd..................................     894   14,946
   BASF India, Ltd............................................   2,566   31,011
   Bata India, Ltd............................................   2,638   41,548
   BEML, Ltd..................................................   2,112   11,325
   Berger Paints India, Ltd...................................  24,846   64,929
  *BF Utilities, Ltd..........................................   4,144   27,762
   BGR Energy Systems, Ltd....................................   7,400   36,105
   Bharat Forge, Ltd..........................................  14,874   75,107
   Bharat Petroleum Corp., Ltd................................  15,508   97,500
   Bharti Airtel, Ltd.........................................  58,526  292,934
   Bhushan Steel, Ltd.........................................  15,618  142,640
   Birla Corp., Ltd...........................................   7,647   36,819
   Blue Dart Express, Ltd.....................................     482   15,624
   Blue Star, Ltd.............................................   2,815   10,407
   Bombay Dyeing & Manufacturing Co., Ltd.....................  21,605   44,981
  *Bombay Rayon Fashions, Ltd.................................   3,438   16,678
   Bosch, Ltd.................................................     624  103,017
   Britannia Industries, Ltd..................................   5,181   46,515
  *Cairn India, Ltd...........................................  60,659  379,032
   Canara Bank................................................  17,618  131,297
   Carborundum Universal, Ltd.................................  37,304  105,708
   Central Bank of India......................................  63,950   82,175
  *Century Plyboards India, Ltd...............................   6,270    6,984
   Century Textiles & Industries, Ltd.........................   8,999   64,728
   CESC, Ltd..................................................  10,716   54,527
   Chambal Fertilizers & Chemicals, Ltd.......................  25,175   31,225
   Chettinad Cement Corp., Ltd................................     800   12,004
   City Union Bank, Ltd.......................................  31,667   33,160
   Clariant Chemicals (India), Ltd............................   1,428   17,366
   CMC, Ltd...................................................   1,118   23,245
   Colgate-Palmolive (India), Ltd.............................   4,873  115,315
   Container Corp. of India...................................   5,557  103,121
   Core Education & Technologies, Ltd.........................   5,676   32,646
   Coromandel International, Ltd..............................   8,349   44,227
   Corporation Bank...........................................   9,375   69,464
   Crisil, Ltd................................................   4,345   76,457
   Crompton Greaves, Ltd......................................  52,796  122,102
   Cummins India, Ltd.........................................   4,672   42,454
   Dabur India, Ltd...........................................  37,833   87,365
   Dalmia Bharat Enterprises, Ltd.............................  25,540   76,403
  *DB Realty, Ltd.............................................  19,776   35,844
   DCM Shriram Consolidated, Ltd..............................  36,958   48,913
   Dena Bank..................................................  27,020   53,080
  *Development Credit Bank, Ltd...............................  31,233   24,836

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
INDIA -- (Continued)
  *Dish TV (India), Ltd.....................................  62,635 $   87,531
   Divi's Laboratories, Ltd.................................   4,563    101,793
   DLF, Ltd.................................................  78,310    292,914
   E.I.D. - Parry (India), Ltd..............................  14,037     60,750
   eClerx Services, Ltd.....................................   1,248     15,826
   Educomp Solutions, Ltd...................................  11,439     31,087
   Eicher Motors, Ltd.......................................   2,160     93,177
   EIH, Ltd.................................................  28,592     40,242
   Electrosteel Casings, Ltd................................   5,269      2,504
  *Emami, Ltd...............................................   4,388     46,422
   Engineers India, Ltd.....................................  10,927     48,017
   Era Infra Engineering, Ltd...............................  21,265     53,906
   Escorts, Ltd.............................................  17,545     21,493
  *Essar Oil, Ltd........................................... 118,394    137,586
   Essar Ports, Ltd.........................................  21,692     40,678
   Exide Industries, Ltd....................................  44,784    117,535
   FAG Bearings (India), Ltd................................   3,885    125,244
   Federal Bank, Ltd........................................  31,337    281,103
  *Federal-Mogul Goetze (India), Ltd........................   2,252      8,280
   Financial Technologies (India), Ltd......................   3,881     71,558
   Finolex Cables, Ltd......................................   4,219      3,345
   GAIL India, Ltd..........................................  56,912    368,041
  *Gammon Infrastructure Projects, Ltd......................  19,189      4,950
   Gateway Distriparks, Ltd.................................   8,229     21,822
  *Gillette India, Ltd......................................   1,390     57,054
   Gitanjali Gems, Ltd......................................  11,316     83,886
   GlaxoSmithKline Consumer Healthcare, Ltd.................   1,701     96,087
  *GMR Infrastructure, Ltd.................................. 122,763     45,566
   Godrej Consumer Products, Ltd............................  11,079    147,923
   Godrej Industries, Ltd...................................   7,688     42,892
   Godrej Properties, Ltd...................................     798      8,538
   Grasim Industries, Ltd...................................   3,807    234,343
   Great Eastern Shipping Co., Ltd..........................  11,017     52,460
   Greaves Cotton, Ltd......................................  20,113     28,988
   GRUH Finance, Ltd........................................  10,950     39,221
  *GTL Infrastructure, Ltd..................................  29,272      4,241
   Gujarat Alkalies & Chemicals, Ltd........................     535      1,301
   Gujarat Ambuja Exports, Ltd..............................  27,735     11,391
   Gujarat Fluorochemicals, Ltd.............................   3,560     21,724
   Gujarat Gas Co., Ltd.....................................   5,581     30,965
   Gujarat Mineral Development Corp., Ltd...................  19,669     76,891
   Gujarat Narmada Valley Fertilizers Co., Ltd..............  14,377     21,696
   Gujarat NRE Coke, Ltd....................................  18,472      6,238
   Gujarat State Fertilisers & Chemicals, Ltd...............  17,180     23,727
   Gujarat State Petronet, Ltd..............................  56,483     78,771
  *GVK Power & Infrastructure, Ltd.......................... 119,621     27,949
  *Hathway Cable & Datacom, Ltd.............................   5,038     21,715
   Havells India, Ltd.......................................   7,189     76,816
   HCL Infosystems, Ltd.....................................  14,770     11,566
   HCL Technologies, Ltd....................................  12,187    136,700
   HDFC Bank, Ltd........................................... 114,443  1,338,103
   HEG, Ltd.................................................   2,331      9,899
  *HeidelbergCement India, Ltd..............................  23,375     21,073
   Hero Honda Motors, Ltd. Series B.........................   3,282    113,967
  *Hexa Tradex, Ltd.........................................   6,867      4,480
   Hexaware Technologies, Ltd...............................  53,761    111,652
  *Himachal Futuristic Communications, Ltd..................   7,709      1,533
   Himadri Chemicals & Industries, Ltd......................  22,360     11,607
   Hindalco Industries, Ltd................................. 231,819    499,773
  *Hindustan Construction Co., Ltd..........................  73,046     23,021
  *Hindustan Oil Exploration Co., Ltd.......................   6,545     12,219

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
INDIA -- (Continued)
   Hindustan Petroleum Corp, Ltd............................  17,422 $   96,483
   Honeywell Automation India, Ltd..........................     639     31,957
  *Housing Development & Infrastructure, Ltd................  65,427    115,729
   HT Media, Ltd............................................  22,426     42,666
   ICICI Bank, Ltd. Sponsored ADR...........................  26,355  1,034,434
   IDBI Bank, Ltd...........................................  62,148    106,433
  *Idea Cellular, Ltd.......................................  91,840    145,298
   IDFC, Ltd................................................  93,711    280,191
   India Cements, Ltd.......................................  41,176     73,012
   India Infoline, Ltd......................................  25,279     32,425
   Indiabulls Financial Services, Ltd.......................  48,033    220,890
   Indian Bank..............................................  15,180     47,274
   Indian Hotels Co., Ltd...................................  80,357     93,570
   Indian Overseas Bank.....................................  31,370     41,548
   Indraprastha Gas, Ltd....................................   5,792     27,636
   IndusInd Bank, Ltd.......................................  15,231    102,427
   Info Edge (India), Ltd...................................   6,020     39,607
   Infosys, Ltd.............................................  20,506    898,511
  #Infosys, Ltd. Sponsored ADR..............................  14,410    625,682
   Infotech Enterprises, Ltd................................  25,968     90,097
   ING Vysya Bank, Ltd......................................  11,641     99,038
   Ingersoll-Rand India, Ltd................................   1,145     10,261
   IRB Infrastructure Developers, Ltd.......................  13,621     30,695
  *IVRCL Infrastructures & Projects, Ltd....................  42,894     31,469
   Jagran Prakashan, Ltd....................................  16,007     29,592
  *Jain Irrigation Systems, Ltd.............................  19,347     23,462
   Jaiprakash Associates, Ltd............................... 211,579    340,175
  *Jaiprakash Power Ventures, Ltd...........................  79,739     56,802
   Jammu & Kashmir Bank, Ltd................................   5,072    116,123
   Jaypee Infratech, Ltd....................................  58,266     51,347
   JBF Industries, Ltd......................................   3,221      8,445
  *Jet Airways (India), Ltd.................................   5,856     36,415
   Jindal Saw, Ltd..........................................  23,505     49,661
   Jindal Steel & Power, Ltd................................  44,939    322,569
   JM Financial, Ltd........................................  63,370     19,117
   JSW Energy, Ltd.......................................... 108,517    128,292
  *JSW ISPAT Steel, Ltd.....................................  74,868     13,687
   JSW Steel, Ltd...........................................  19,828    270,279
   Jyothy Laboratories, Ltd.................................   4,704     15,454
   Karnataka Bank, Ltd......................................  43,127    108,126
   Karur Vysya Bank, Ltd....................................   7,457     64,176
   Kaveri Seed Co., Ltd.....................................     357      7,280
   KEC International, Ltd...................................  21,580     25,467
   Kesoram Industries, Ltd..................................   6,628     17,983
   Kirloskar Industries, Ltd................................   1,617      9,469
   Kirloskar Oil Engines, Ltd...............................  41,696    147,578
   Kotak Mahindra Bank, Ltd.................................  30,175    337,899
   KPIT Cummins Infosystems, Ltd............................   8,976     20,759
   Lakshmi Machine Works, Ltd...............................     297     11,364
  *Lanco Infratech, Ltd..................................... 120,882     26,677
   Larsen & Toubro, Ltd.....................................  16,043    483,476
   Larsen & Toubro, Ltd. GDR................................   8,568    262,095
   LIC Housing Finance, Ltd.................................  55,062    248,793
   Madras Cements, Ltd......................................  20,370     76,683
  *Mahanagar Telephone Nigam, Ltd...........................  34,498     16,797
   Maharashtra Seamless, Ltd................................  10,478     64,297
   Mahindra & Mahindra Financial Services, Ltd..............   6,436    103,411
   Mahindra Holidays & Resorts India, Ltd...................   1,757      8,949
   Mahindra Lifespace Developers, Ltd.......................     294      2,215
   Maruti Suzuki India, Ltd.................................   1,195     31,831
   McLeod Russel (India), Ltd...............................  11,528     64,957

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
INDIA -- (Continued)
   MindTree, Ltd..............................................   2,343 $ 28,536
   MOIL, Ltd..................................................   1,530    6,939
   Monnet Ispat, Ltd..........................................   4,518   24,630
   Monsanto India, Ltd........................................     916   10,568
   Motherson Sumi Systems, Ltd................................  22,282   64,794
  *Motilal Oswal Financial Services, Ltd......................     944    2,090
   Mphasis, Ltd...............................................  14,292  102,998
   MRF, Ltd...................................................     280   52,816
   Mundra Port & Special Economic Zone, Ltd...................  42,233   98,318
   Nagarjuna Construction Co., Ltd............................  38,420   31,120
   National Aluminium Co., Ltd................................  90,419   78,351
   Navneet Publications India, Ltd............................  11,667   12,654
   Nestle India, Ltd..........................................   2,254  196,746
   NHPC, Ltd.................................................. 356,132  141,840
   NIIT Technologies, Ltd.....................................   8,988   48,985
   NTPC, Ltd..................................................  39,382  120,961
   Oberoi Realty, Ltd.........................................   4,375   22,262
  *OMAXE, Ltd.................................................  18,909   55,001
   Opto Circuits India, Ltd...................................  27,524   61,500
  *Oracle Financial Services Software, Ltd....................   3,216  173,361
   Oriental Bank of Commerce..................................  15,094   86,573
   Orissa Minerals Development Co., Ltd.......................     190   15,329
   Page Industries, Ltd.......................................      48    2,981
  *Parsvnath Developers, Ltd..................................  16,167   11,043
   Peninsula Land, Ltd........................................  17,769   24,062
   Petronet LNG, Ltd..........................................  26,218   81,508
   Phoenix Mills, Ltd.........................................   2,658    9,882
   Pidilite Industries, Ltd...................................  23,346   83,514
  *Pipavav Defence & Offshore Engineering Co., Ltd............  24,596   36,022
   Power Grid Corp. of India, Ltd............................. 100,797  213,483
   Prism Cement, Ltd..........................................  13,944   14,371
   Proctor & Gamble Hygiene & Health Care, Ltd................     197    9,026
   PTC (India), Ltd...........................................  35,655   42,030
   Punj Lloyd, Ltd............................................  67,418   62,884
   Punjab National Bank.......................................   2,000   27,244
   Rain Commodities, Ltd......................................  24,198   17,413
   Rallis India, Ltd..........................................  12,989   34,319
   Raymond, Ltd...............................................   6,936   49,208
   Redington India, Ltd.......................................  27,406   41,165
   REI Agro, Ltd.............................................. 112,940   21,382
   Reliance Capital, Ltd......................................  22,136  156,068
   Reliance Communications, Ltd............................... 129,757  129,327
   Reliance Energy, Ltd.......................................  16,850  145,786
  *Reliance Power, Ltd........................................  92,444  157,905
   Rolta (India), Ltd.........................................  14,814   17,805
   Ruchi Soya Industries, Ltd.................................  18,765   23,125
   Sadbhav Engineering, Ltd...................................   3,951   10,664
  *Satyam Computer Services, Ltd..............................  54,690  110,948
   Sesa Goa, Ltd..............................................  80,986  256,156
   *Shipping Corp. of India, Ltd..............................  39,471   37,081
   Shoppers Stop, Ltd.........................................   4,025   32,238
   Shree Cement, Ltd..........................................   1,239   96,894
   Shree Renuka Sugars, Ltd...................................  67,097   39,072
   Shriram Transport Finance Co., Ltd.........................  12,944  149,877
   Sintex Industries, Ltd.....................................  54,687   65,118
   SJVN, Ltd.................................................. 106,096   39,388
   SKF (India), Ltd...........................................   3,672   44,120
   Sobha Developers, Ltd......................................  10,010   66,439
   Solar Industries India, Ltd................................     399    7,234
   South Indian Bank, Ltd..................................... 167,881   71,904
   SRF, Ltd...................................................   5,322   22,027

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value++
                                                          --------- -----------
INDIA -- (Continued)
   State Bank of Bikaner & Jaipur........................     1,227 $     8,619
   State Bank of India...................................    13,108     510,498
   State Bank of India Sponsored GDR.....................     1,197      98,907
   Steel Authority of India, Ltd.........................    69,669     103,600
  *Sterling Biotech, Ltd.................................     7,650         770
   Sterlite Industries (India), Ltd. ADR.................     7,904      59,201
   Sterlite Technologies, Ltd............................    29,094      16,104
   Sun TV Network, Ltd...................................     9,224      56,103
   Supreme Industries, Ltd...............................     1,605       8,678
  *Suzlon Energy, Ltd....................................   208,888      60,863
   Syndicate Bank........................................    25,815      56,189
   Tata Chemicals, Ltd...................................    15,048      88,389
  #Tata Communications, Ltd. ADR.........................    10,989      97,253
   Tata Consultancy Services, Ltd........................    24,897     607,619
   Tata Investment Corp., Ltd............................     5,943      48,856
   Tata Motors, Ltd......................................    77,313     367,354
  #Tata Motors, Ltd. Sponsored ADR.......................    24,475     591,071
   Tata Power Co., Ltd...................................    98,546     192,749
   Tata Steel, Ltd.......................................    56,367     407,764
   Tata Tea, Ltd.........................................    83,730     231,099
  *Tata Teleservices Maharashtra, Ltd....................    91,233      18,241
   Tech Mahindra, Ltd....................................     3,918      69,109
   Texmaco Rail & Engineering, Ltd.......................     5,750       6,581
   Thermax India, Ltd....................................     4,111      44,770
   Timken India, Ltd.....................................     2,794       9,967
   Titan Industries, Ltd.................................    21,171     100,784
   Torrent Power, Ltd....................................    23,331      66,392
   Trent, Ltd............................................     2,317      47,667
   Triveni Turbine, Ltd..................................    33,780      34,595
   TTK Prestige, Ltd.....................................       490      29,058
   Tube Investments of India, Ltd........................    17,531      56,316
   TVS Motor Co., Ltd....................................    22,773      16,239
   UCO Bank..............................................    35,282      47,522
   Ultratech Cement, Ltd.................................     8,993     332,661
   Union Bank of India, Ltd..............................    15,461      56,113
  *Unitech, Ltd..........................................   331,721     141,636
   United Phosphorus, Ltd................................    47,253      99,663
   Videocon Industries, Ltd..............................    17,238      54,667
   Vijaya Bank, Ltd......................................    16,156      16,078
   Voltas, Ltd...........................................    37,318      76,425
   WABCO India, Ltd......................................     1,336      39,593
   Welspun Corp., Ltd....................................    18,427      33,199
   Wipro, Ltd............................................    45,217     291,468
   Yes Bank, Ltd.........................................    22,783     173,845
   Zee Entertainment Enterprises, Ltd....................    64,210     225,067
  *Zee Learn, Ltd........................................    18,459       9,601
   Zensar Technologies, Ltd..............................     1,279       5,464
  *Zuari Agro Chemicals, Ltd.............................       497       3,089
   Zylog Systems, Ltd....................................     3,319       9,219
                                                                    -----------
TOTAL INDIA..............................................            29,279,518
                                                                    -----------
INDONESIA -- (3.2%)
   PT Ace Hardware Indonesia Tbk.........................   104,500      75,946
   PT Adaro Energy Tbk................................... 2,701,000     383,058
   PT Adhi Karya Persero Tbk.............................   189,000      27,681
   PT AKR Corporindo Tbk.................................   355,000     163,552
  *PT Alam Sutera Realty Tbk............................. 2,522,500     151,502
   PT Aneka Tambang Persero Tbk..........................   986,000     130,819
   PT Asahimas Flat Glass Tbk............................     2,000       1,620
   PT Astra Agro Lestari Tbk.............................    82,000     178,163
   PT Astra International Tbk............................ 1,724,500   1,439,467

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                          ---------- ----------
INDONESIA -- (Continued)
  *PT Bakrie & Brothers Tbk.............................. 10,309,000 $   41,806
   PT Bakrie Sumatera Plantations Tbk....................  2,467,000     30,412
  *PT Bakrie Telecom Tbk.................................  4,450,000     27,747
  *PT Bakrieland Development Tbk.........................  8,497,250     57,170
   PT Bank Bukopin Tbk...................................    864,500     57,232
   PT Bank Central Asia Tbk..............................    946,500    805,527
   PT Bank Danamon Indonesia Tbk.........................    592,742    375,764
   PT Bank Mandiri Persero Tbk...........................  1,035,472    884,584
   PT Bank Negara Indonesia Persero Tbk..................  1,503,000    599,717
  *PT Bank Pan Indonesia Tbk.............................  2,147,500    162,542
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk..    217,000     24,720
   PT Bank Rakyat Indonesia Persero Tbk..................  1,366,500  1,047,161
   PT Bank Tabungan Negara Persero Tbk...................    751,500    118,278
  *PT Bank Tabungan Pensiunan Nasional Tbk...............    338,500    186,357
  *PT Barito Pacific Tbk.................................    711,500     36,886
   PT Bayan Resources Tbk................................     13,000     14,223
  *PT Benakat Petroleum Energy Tbk.......................  1,229,000     22,705
  *PT Berau Coal Energy Tbk..............................    848,500     19,401
  *PT Berlian Laju Tanker Tbk............................  2,525,666         --
   PT Bhakti Investama Tbk...............................  4,884,700    278,121
   PT Bisi International Tbk.............................    449,500     49,873
   PT Bumi Serpong Damai Tbk.............................  1,271,000    162,881
  *PT BW Plantation Tbk..................................    346,500     51,770
  *PT Central Proteinaprima Tbk..........................  5,740,500     20,022
   PT Charoen Pokphand Indonesia Tbk.....................    559,015    181,001
   PT Ciputra Development Tbk............................  2,838,000    199,866
   PT Ciputra Property Tbk...............................    177,500     12,154
   PT Ciputra Surya Tbk..................................    204,000     37,021
   PT Citra Marga Nusaphala Persada Tbk..................    445,000    107,360
  *PT Darma Henwa Tbk....................................  3,026,500     15,683
  *PT Delta Dunia Makmur Tbk.............................  1,333,000     24,279
  *PT Energi Mega Persada Tbk............................  6,821,500     64,168
   PT Gajah Tunggal Tbk..................................    453,000    102,033
   PT Global Mediacom Tbk................................  1,326,000    313,285
   PT Gozco Plantations Tbk..............................    531,000     11,845
  *PT Hanson International Tbk...........................    327,000      7,645
   PT Harum Energy Tbk...................................    187,500    104,857
  *PT Hexindo Adiperkasa Tbk.............................     61,000     45,211
  *PT Indah Kiat Pulp & Paper Corp. Tbk..................    503,500     51,213
   PT Indika Energy Tbk..................................    396,500     63,643
   PT Indo Tambangraya Megah Tbk.........................     48,000    202,129
   PT Indocement Tunggal Prakarsa Tbk....................    170,000    377,334
  *PT Indofood CBP Sukses Makmur Tbk.....................     67,500     50,094
   PT Indofood Sukses Makmur Tbk.........................    888,500    525,716
   PT Indosat Tbk........................................     85,500     57,687
   PT Indosat Tbk ADR....................................      2,476     81,733
  *PT Inovisi Infracom Tbk...............................     54,800     35,615
   PT Intiland Development Tbk...........................  1,527,500     49,910
   PT Japfa Comfeed Indonesia Tbk........................    214,000    108,365
   PT Jasa Marga Persero Tbk.............................    312,500    188,191
  *PT Kawasan Industri Jababeka Tbk......................  4,167,000     88,402
  *PT Krakatau Steel Persero Tbk.........................    252,000     18,306
  *PT Malindo Feedmill Tbk...............................     98,000     16,679
   PT Matahari Putra Prima Tbk...........................    735,000    115,309
   PT Mayorah Indah Tbk..................................     54,000    132,595
   PT Medco Energi Internasional Tbk.....................    544,000     89,152
   PT Media Nusantara Citra Tbk..........................    455,500    133,582
   PT Mitra Adiperkasa Tbk...............................    104,500     70,973
  *PT Mitra International Resources Tbk..................  1,680,500     26,069
  *PT Myoh Technology Tbk................................     41,500      4,661
   PT Nippon Indosari Corpindo Tbk.......................     28,000     17,450

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
INDONESIA -- (Continued)
  *PT Nusantara Infrastructure Tbk.......................   584,500 $    10,310
  *PT Pakuwon Jati Tbk................................... 1,896,000      55,035
  *PT Panin Financial Tbk................................ 3,201,000      44,165
   PT Panin Insurance Tbk................................   992,000      55,337
   PT Pembangunan Perumahan Persero Tbk..................   592,000      47,228
   PT Perusahaan Gas Negara Persero Tbk..................   857,500     413,577
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.   782,000     188,429
  *PT Polychem Indonesia Tbk.............................   312,500      11,814
   PT Ramayana Lestari Sentosa Tbk.......................   771,500      88,802
   PT Resource Alam Indonesia Tbk........................   116,500      34,369
   PT Sampoerna Agro Tbk.................................   234,500      58,951
   PT Selamat Sempurna Tbk...............................    61,000      15,509
   PT Semen Gresik Persero Tbk...........................   219,000     338,580
  *PT Sentul City Tbk.................................... 7,622,500     151,992
   PT Sinar Mas Agro Resources & Technology Tbk..........    36,000      26,043
   PT Sinar Mas Multiartha Tbk...........................    16,500       7,804
   PT Summarecon Agung Tbk............................... 1,121,332     204,169
  *PT Surya Citra Media Tbk..............................   230,000      46,694
   PT Surya Semesta Internusa Tbk........................   703,000      85,966
  *PT Suryainti Permata Tbk.............................. 1,280,000      11,860
   PT Tambang Batubara Bukit Asam Persero Tbk............   132,621     219,948
   PT Telekomunikasi Indonesia Persero Tbk...............    82,500      83,792
   PT Telekomunikasi Indonesia Persero Tbk Sponsored ADR.    18,352     746,009
   PT Tiga Pilar Sejahtera Food Tbk......................   576,500      53,796
   PT Timah Persero Tbk..................................   450,000      66,661
   PT Total Bangun Persada TbK...........................   518,000      38,668
  *PT Tower Bersama Infrastructure Tbk...................   121,000      62,848
  *PT Trada Maritime Tbk.................................   946,500      93,293
  *PT Truba Alam Manunggal Engineering Tbk............... 3,328,000      17,324
   PT Tunas Baru Lampung Tbk.............................   399,500      21,112
   PT Tunas Ridean Tbk...................................    46,000       4,301
   PT United Tractors Tbk................................   197,295     430,794
   PT Vale Indonesia Tbk.................................   549,000     153,218
   PT Wijaya Karya Persero Tbk...........................   633,000      90,008
   PT XL Axiata Tbk......................................   273,000     194,208
                                                                    -----------
TOTAL INDONESIA..........................................            15,530,537
                                                                    -----------
ISRAEL -- (0.0%)
   Delta-Galil Industries, Ltd...........................         1           6
  *Electra Real Estate, Ltd..............................         1           2
  *Formula Systems (1985), Ltd...........................         1          14
  *Formula Vision Technologies, Ltd......................         1          --
  *Mivtach Shamir Holdings, Ltd..........................       909      16,579
  *Naphtha Israel Petroleum Corp., Ltd...................         1           3
   Osem Investments, Ltd.................................         1          14
   Super-Sol, Ltd. Series B..............................        --           1
                                                                    -----------
TOTAL ISRAEL.............................................                16,619
                                                                    -----------
MALAYSIA -- (3.5%)
   Aeon Co. M Berhad.....................................    33,100     135,516
   Aeon Credit Service M Berhad..........................     2,160       8,460
   Affin Holdings Berhad.................................   102,500     113,788
   AirAsia Berhad........................................   228,400     226,694
   Alliance Financial Group Berhad.......................   192,100     256,272
   AMMB Holdings Berhad..................................   256,775     536,891
   Amway (Malaysia) Holdings Berhad......................    21,800      86,870
   Ann Joo Resources Berhad..............................    24,900      12,081
   APM Automotive Holdings Berhad........................     7,200      11,494
   Axiata Group Berhad...................................   190,450     407,621
   Batu Kawan Berhad.....................................    32,100     189,202
   BIMB Holdings Berhad..................................    63,900      63,397

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
MALAYSIA -- (Continued)
  *Bolton Berhad............................................  57,015 $   15,058
   Bursa Malaysia Berhad....................................  65,200    134,790
   Cahya Mata Sarawak Berhad................................  41,600     45,415
   CB Industrial Product Holding Berhad.....................  36,140     32,247
   Chemical Co. of Malaysia Berhad..........................  35,200     15,103
   CIMB Group Holdings Berhad............................... 514,700  1,286,320
   Coastal Contracts Berhad.................................  38,200     23,892
   Daibochi Plastic & Packaging Industry Berhad.............   2,100      1,820
   Dayang Enterprise Holdings Berhad........................  12,600      9,373
   Dialog Group Berhad...................................... 143,225    112,607
   DiGi.Com Berhad.......................................... 201,100    349,897
   DRB-Hicom Berhad......................................... 229,600    186,334
   Dutch Lady Milk Industries Berhad........................   2,100     34,423
   Eastern & Oriental Berhad................................ 124,800     66,986
   Far East Holdings Berhad.................................  14,000     33,305
   Fraser & Neave Holdings Berhad...........................   9,100     59,106
   Gamuda Berhad............................................ 334,500    395,561
   Genting Plantations Berhad...............................  46,800    137,773
   Globetronics Technology Berhad...........................  11,300      5,591
   Glomac Berhad............................................  31,200      8,631
   GuocoLand (Malaysia) Berhad..............................  34,800      8,965
   Hai-O Enterprise Berhad..................................  39,400     28,680
   Hap Seng Consolidated Berhad............................. 217,320    116,051
   Hap Seng Plantations Holdings Berhad.....................  46,500     44,830
   Hartalega Holdings Berhad................................  23,400     35,777
  *Ho Wah Genting Berhad.................................... 145,700     15,011
   Hock Seng Lee Berhad.....................................  10,400      5,383
   Hong Leong Bank Berhad...................................  48,640    234,181
   Hong Leong Financial Group Berhad........................  42,200    178,370
   Hong Leong Industries Berhad.............................  54,300     83,609
   Hunza Properties Berhad..................................  39,700     19,903
   Hwang-DBS (Malaysia) Berhad..............................  30,600     25,343
   IGB Corp. Berhad......................................... 207,890    166,058
   IJM Corp. Berhad......................................... 278,710    457,438
   IJM Land Berhad.......................................... 114,900     82,960
   IJM Plantations Berhad...................................  52,400     53,771
  *Insas Berhad.............................................  52,313      6,861
   IOI Corp. Berhad......................................... 255,205    423,077
   Jaya Tiasa Holdings Berhad...............................  34,605     26,089
  *JCY International Berhad................................. 128,400     31,503
   K & N Kenanga Holdings Berhad............................  81,000     17,808
   Keck Seng (Malaysia) Berhad..............................  59,800     77,106
  *KFC Holdings (Malaysia) Berhad...........................  72,400     92,504
   Kian Joo Can Factory Berhad..............................  36,900     28,666
   Kim Loong Resources Berhad...............................  50,920     37,739
  *KNM Group Berhad......................................... 143,187     25,073
  *KSK Group Berhad......................................... 187,600     42,043
  *KSL Holdings Berhad......................................  21,300      9,934
   Kuala Lumpur Kepong Berhad...............................  27,150    190,640
   Kulim (Malaysia) Berhad.................................. 101,900    167,310
  *Kumpulan Europlus Berhad.................................  31,800     10,939
  *Kumpulan Fima Berhad.....................................  22,900     14,563
  *Land & General Berhad....................................  87,100     13,068
  *Landmarks Berhad.........................................  59,300     18,368
   Latexx Partners Berhad...................................  23,300     17,413
   Lingkaran Trans Kota Holdings Berhad.....................  69,500     89,355
   Lingui Development Berhad................................   1,400        749
   Lion Industries Corp. Berhad.............................  77,700     26,992
   LPI Capital Berhad.......................................   6,600     30,405
   Mah Sing Group Berhad....................................  89,200     65,633
   Malayan Banking Berhad................................... 385,424  1,140,178

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
MALAYSIA -- (Continued)
   Malayan Flour Mills Berhad.................................  50,500 $ 22,675
   Malaysia Airports Holdings Berhad.......................... 103,300  196,915
  *Malaysian Airlines System Berhad........................... 121,634   41,008
   Malaysian Bulk Carriers Berhad.............................  80,125   38,073
   Malaysian Pacific Industries Berhad........................  20,363   17,641
   Malaysian Resources Corp. Berhad........................... 354,900  204,175
   Maxis Berhad............................................... 110,700  252,762
   MBM Resources Berhad.......................................  43,430   48,413
   Media Prima Berhad......................................... 166,900  124,763
   Mega First Corp. Berhad....................................  46,000   24,898
  *MK Land Holdings Berhad....................................  31,600    3,860
   MKH Berhad.................................................  35,800   27,528
   MMC Corp. Berhad........................................... 176,400  150,593
  *MNRB Holdings Berhad.......................................   3,900    3,701
   Mudajaya Group Berhad......................................  52,200   45,673
   Muhibbah Engineering Berhad................................  14,500    4,391
  *Mulpha International Berhad................................ 522,100   70,122
   NCB Holdings Berhad........................................   1,300    1,879
   Nestle (Malaysia) Berhad...................................   6,200  141,678
   NTPM Holdings Berhad.......................................  50,200    7,251
   Oriental Holdings Berhad...................................  30,200   77,225
   OSK Holdings Berhad........................................  99,809   47,764
   Padini Holdings Berhad.....................................  34,900   23,434
   Panasonic Manufacturing (Malaysia) Berhad..................  13,100   94,526
   Parkson Holdings Berhad.................................... 132,530  210,621
   Pelikan International Corp. Berhad.........................  15,912    3,908
  *Perdana Petroleum Berhad...................................  56,600   17,875
  *Perisai Petroleum Teknologi Berhad.........................  64,800   21,844
   PJ Development Holdings Berhad.............................  21,900    5,778
   POS (Malaysia) Berhad......................................  58,700   58,082
   PPB Group Berhad...........................................  90,900  401,182
   Press Metal Berhad.........................................  39,300   22,416
   Public Bank Berhad Foreign Market Shares...................  60,000  312,703
   QL Resources Berhad........................................  31,600   32,842
  *QSR Brands Berhad..........................................   9,900   21,356
   RHB Capital Berhad......................................... 124,131  305,084
   Salcon Berhad.............................................. 100,000   14,429
  *Sapurakencana Petroleum Berhad............................. 431,611  354,620
   Sarawak Oil Palms Berhad...................................  17,700   36,178
   Sarawak Plantation Berhad..................................   6,400    5,476
   Selangor Dredging Berhad................................... 190,000   47,611
   Selangor Properties Berhad.................................   2,100    2,404
   Shangri-La Hotels (Malaysia) Berhad........................ 101,700  141,287
   Shell Refining Co. Federation of Malaysia Berhad...........  55,200  159,317
   SHL Consolidated Berhad....................................  98,500   37,207
   Star Publications (Malaysia) Berhad........................  80,200   82,390
   Subur Tiasa Holdings Berhad................................  70,415   52,313
  *Sunway Berhad.............................................. 111,500   86,150
   Supermax Corp. Berhad......................................  88,550   58,598
   Ta Ann Holdings Berhad.....................................  33,089   41,222
   TA Enterprise Berhad....................................... 238,200   39,783
   TA Global Berhad........................................... 264,180   22,062
   Tan Chong Motor Holdings Berhad............................  68,500   99,532
   Telekom Malaysia Berhad.................................... 105,000  205,855
   Tenaga Nasional Berhad..................................... 215,800  490,967
   TH Plantations Berhad......................................  33,500   25,366
  *Time Dotcom Berhad......................................... 101,900  116,780
   Top Glove Corp. Berhad.....................................  66,300  116,281
   Tradewinds (Malaysia) Berhad...............................  32,600   78,372
   Tradewinds Plantation Berhad...............................  21,400   29,997
   TSH Resources Berhad.......................................  63,700   49,695

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
MALAYSIA -- (Continued)
   Uchi Technologies Berhad................................  51,700 $    19,670
  *UEM Land Holdings Berhad................................ 351,264     243,350
   UMW Holdings Berhad.....................................  84,000     273,754
   Unico-Desa Plantations Berhad........................... 231,940      96,603
   Unisem (Malaysia) Berhad................................  99,830      33,262
   United Malacca Berhad...................................  20,100      47,221
   United Plantations Berhad...............................  23,500     194,125
   VS Industry Berhad......................................  56,245      27,653
   Wah Seong Corp. Berhad..................................  81,902      46,963
   WCT Berhad.............................................. 128,800     116,467
   WTK Holdings Berhad.....................................  52,300      17,974
   YNH Property Berhad.....................................      99          62
   YTL Corp. Berhad........................................ 916,964     525,323
   YTL e-Solutions Berhad..................................  48,400      11,588
  *YTL Land & Development Berhad...........................  61,900      19,646
   YTL Power International Berhad.......................... 319,073     170,413
   Zhulian Corp Berhad.....................................  12,400      10,576
                                                                    -----------
TOTAL MALAYSIA.............................................          16,496,045
                                                                    -----------
MEXICO -- (5.2%)
   Alfa S.A.B. de C.V. Series A............................ 612,000   1,128,279
 #*Alsea S.A.B. de C.V.....................................  80,812     129,791
   America Movil S.A.B. de C.V. Series L...................  33,700      42,749
   America Movil S.A.B. de C.V. Series L ADR............... 116,618   2,949,269
  #Arca Continental S.A.B. de C.V..........................  48,659     353,032
 #*Axtel S.A.B. de C.V..................................... 151,560      33,798
   Bolsa Mexicana de Valores S.A. de C.V...................  49,194     108,953
  *Cemex S.A.B. de C.V. Sponsored ADR...................... 236,876   2,141,359
   Cia Minera Autlan S.A.B. de C.V. Series B...............  17,200      17,024
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR............   4,011     513,047
   Compartamos S.A.B. de C.V............................... 129,600     173,407
  *Consorcio ARA S.A.B. de C.V. Series *................... 221,200      69,431
   Controladora Comercial Mexicana S.A.B. de C.V. Series B.  86,350     242,023
  *Corporacion GEO S.A.B. de C.V. Series B................. 105,667     126,858
   Corporacion Moctezuma S.A.B. de C.V. Series.............  87,200     200,452
  *Desarrolladora Homex S.A.B. de C.V......................  45,100      99,644
   El Puerto de Liverpool S.A.B. de C.V. Series C-1........  22,841     204,582
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR...............  36,654     316,691
  *Financiera Independencia S.A.B. de C.V..................  21,447       6,617
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.  26,897   2,437,137
  *Gruma S.A.B. de C.V. Series B...........................  88,818     258,436
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V......  42,900     101,992
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.....  10,080     480,010
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......   3,400     328,338
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B.  15,400     149,366
   Grupo Bimbo S.A.B. de C.V. Series A..................... 247,035     574,855
   Grupo Carso S.A.B. de C.V. Series A-1................... 101,997     368,214
  #Grupo Comercial Chedraui S.A. de C.V....................  33,902      91,396
   Grupo Elektra S.A.B. de C.V.............................   4,729     195,025
 #*Grupo Famsa S.A.B. de C.V. Series A.....................  55,100      65,225
   Grupo Financiero Banorte S.A.B. de C.V. Series O........ 345,133   1,918,870
   Grupo Financiero Inbursa S.A.B. de C.V. Series O........ 284,149     754,967
   Grupo Herdez S.A.B. de C.V. Series *....................  30,019      81,364
   Grupo Mexico S.A.B. de C.V. Series B.................... 602,907   1,932,949
  *Grupo Pochteca S.A.B. de C.V............................ 109,300      37,730
  *Grupo Simec S.A. de C.V. Series B.......................  22,800      91,085
  *Grupo Simec S.A. de C.V. Sponsored ADR..................     601       7,296
   Grupo Televisa S.A.B. Sponsored ADR.....................  69,419   1,568,869
 #*Impulsora del Desarrollo y El Empleo en America Latina
   S.A.B. de C.V........................................... 163,000     280,339
  #Industrias Bachoco S.A.B. de C.V. Series B..............   3,553       7,505
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR.........     789      19,922

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value++
                                                          --------- -----------
MEXICO -- (Continued)
  *Industrias CH S.A.B. de C.V. Series B.................    44,424 $   257,811
   Industrias Penoles S.A.B. de C.V......................    11,270     563,758
 #*Inmuebles Carso S.A.B. de C.V. Series B-1.............    84,300      65,475
   Kimberly Clark de Mexico S.A.B. de C.V. Series A......   165,100     400,204
  *Megacable Holdings S.A.B. de C.V......................    40,989     104,241
   Mexichem S.A.B. de C.V. Series *......................    90,102     446,932
 #*Minera Frisco S.A.B. de C.V. Series A-1...............    51,600     204,918
  *OHL Mexico S.A.B. de C.V..............................    93,865     156,274
   Organizacion Soriana S.A.B. de C.V. Series B..........   221,924     745,735
  *Promotora y Operadora de Infraestructura S.A.B. de C.V    26,435     137,283
  #TV Azteca S.A.B. de C.V...............................   220,893     138,501
  *Urbi Desarrollos Urbanos S.A.B. de C.V................   102,404      63,895
   Wal-Mart de Mexico S.A.B. de C.V. Series V............   323,460     952,050
                                                                    -----------
TOTAL MEXICO.............................................            24,844,973
                                                                    -----------
PERU -- (0.3%)
   Cia de Minas Buenaventura S.A. ADR....................    15,794     564,793
   Credicorp, Ltd........................................     5,628     727,926
                                                                    -----------
TOTAL PERU...............................................             1,292,719
                                                                    -----------
PHILIPPINES -- (1.4%)
   Aboitiz Equity Ventures, Inc..........................   153,800     179,983
   Aboitiz Power Corp....................................   236,700     190,118
   Alliance Global Group, Inc............................   970,300     349,907
  *Atlas Consolidated Mining & Development...............   144,200      62,177
   Ayala Corp. Series A..................................    26,231     281,577
   Ayala Land, Inc.......................................   454,660     259,868
   Bank of the Philippine Islands........................    84,392     165,736
  *BDO Unibank, Inc......................................   231,976     359,951
  *Belle Corp............................................   659,500      85,915
  *Cebu Air, Inc.........................................    52,140      72,392
   China Banking Corp....................................    71,270      91,452
   DMCI Holdings, Inc....................................    80,850     105,877
   Energy Development Corp............................... 1,152,600     186,619
   Filinvest Land, Inc................................... 3,081,000     109,055
  *First Gen Corp........................................   261,900     142,019
   First Philippines Holdings Corp.......................    59,560     124,851
  *Global Estate Resorts, Inc............................   685,000      31,598
   Globe Telecom, Inc....................................     5,905     163,192
   International Container Terminal Services, Inc........   123,270     212,205
   JG Summit Holdings, Inc...............................   158,500     126,840
   Jollibee Foods Corp...................................    43,380     111,309
  *Lepanto Consolidated Mining Co. Series B..............   550,000      15,865
   Lopez Holdings Corp...................................   595,100      78,693
   Macroasia Corp........................................    79,000       5,255
   Manila Electric Co....................................    22,310     151,112
   Manila Water Co., Inc.................................   169,400     119,204
   Megaworld Corp........................................ 2,588,000     153,552
   Metro Bank & Trust Co.................................    81,675     188,330
   Metro Pacific Investments Corp........................ 1,444,000     144,893
  *Pepsi-Cola Products Philippines, Inc..................   124,000      16,249
   Philippine Long Distance Telephone Co. Sponsored ADR..     2,675     169,943
  *Philippine National Bank..............................    50,520      88,316
   Philippine Stock Exchange, Inc........................     2,380      21,373
   Philodrill Corp....................................... 5,000,000       5,096
   RFM Corp..............................................   103,000      10,122
   Rizal Commercial Banking Corp.........................    70,500      78,497
   Robinson's Land Corp. Series B........................   365,500     168,537
   San Miguel Corp.......................................    66,500     175,930
   Security Bank Corp....................................    47,890     188,024
  *Semirara Mining Corp..................................    15,800      83,954

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares   Value++
                                                            ------- ----------
PHILIPPINES -- (Continued)
   SM Development Corp..................................... 605,693 $   91,670
   SM Investments Corp.....................................  21,550    419,747
   SM Prime Holdings, Inc.................................. 971,625    341,487
  *Southeast Asia Cement Holdings, Inc..................... 766,000     47,718
   Union Bank of Philippines...............................  39,820    103,478
   Universal Robina Corp................................... 154,980    270,273
   Vista Land & Lifescapes, Inc............................ 794,000     92,446
                                                                    ----------
TOTAL PHILIPPINES..........................................          6,642,405
                                                                    ----------
POLAND -- (1.5%)
   Agora SA................................................  10,877     28,951
  *Alchemia SA.............................................  11,709     18,913
  *AmRest Holdings SE......................................   2,322     57,278
   Apator SA...............................................     814      7,580
   Asseco Poland SA........................................  18,395    230,489
   Bank Handlowy w Warszawie SA............................   5,799    169,226
  *Bank Millennium SA......................................  97,373    128,996
   Bank Pekao SA...........................................   8,736    419,642
  *Boryszew SA............................................. 141,708     23,524
  *BRE Bank SA.............................................   1,946    183,887
   Budimex SA..............................................     993     16,863
  *CD Projekt Red SA.......................................  15,498     25,636
  *Ciech SA................................................  11,319     75,403
  *Cinema City International NV............................     370      3,546
  *Cyfrowy Polsat SA.......................................   7,179     32,573
   Debica SA...............................................   1,289     20,585
  *Echo Investment SA......................................  43,544     65,457
   Elektrobudowa SA........................................      39      1,336
   Emperia Holding SA......................................   2,075     35,108
   Enea SA.................................................  24,938    120,493
   Eurocash SA.............................................   7,633     93,657
   Fabryki Mebli Forte SA..................................   1,878      6,658
  *Getin Holding SA........................................  81,558     58,839
  *Getin Noble Bank SA..................................... 131,516     68,736
   Grupa Kety SA...........................................   1,610     65,223
  *Grupa Lotos SA..........................................  16,226    171,448
  *Hawe SA.................................................  30,550     39,439
  *ING Bank Slaski SA......................................   4,220    115,155
   Inter Cars SA...........................................     702     19,606
  *Kernel Holding SA.......................................   9,304    194,510
   KGHM Polska Miedz SA....................................  22,598  1,138,825
  *Kopex SA................................................   6,846     41,580
  *Kredyt Bank SA..........................................  10,078     48,992
   LPP SA..................................................      65     80,347
   Lubelski Wegiel Bogdanka SA.............................   5,895    221,963
  *Netia SA................................................  73,376    133,557
   NG2 SA..................................................   1,481     27,236
   Orbis SA................................................   4,959     55,336
   Pelion SA...............................................   2,616     21,449
   PGE SA..................................................  81,469    442,049
  *Polimex-Mostostal SA....................................  92,257     16,254
  *Polnord SA..............................................     781      3,044
  *Polski Koncern Naftowy Orlen SA.........................  61,524    843,228
  *Polskie Gornictwo Naftowe I Gazownictwo SA.............. 182,771    226,418
   Powszechna Kasa Oszczednosci Bank Polski SA.............  40,573    453,544
   Powszechny Zaklad Ubezpieczen SA........................   3,076    359,820
  *PZ Cormay SA............................................   4,936     18,419
  *Raciborska Fabryka Kotlow SA............................   6,073     16,608
  *Rovese SA...............................................  15,781     11,885
  *Stalprodukt SA..........................................     290     16,738
   Synthos SA..............................................  55,446     92,459

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
POLAND -- (Continued)
   Tauron Polska Energia SA................................ 112,836 $   156,057
   Telekomunikacja Polska SA...............................  68,020     257,939
   TVN SA..................................................  11,441      25,081
   Warsaw Stock Exchange SA................................   1,908      22,428
   Zaklady Azotowe Pulawy SA...............................   1,290      48,280
  *Zaklady Chemiczne Police SA.............................     933       3,171
                                                                    -----------
TOTAL POLAND...............................................           7,281,464
                                                                    -----------
RUSSIA -- (3.4%)
  *Etalon Group, Ltd. GDR..................................  12,696      73,350
  *Eurasia Drilling Co., Ltd. GDR..........................  12,822     444,559
   Federal Hydrogenerating Co. ADR......................... 195,875     466,641
   Gazprom OAO Sponsored ADR............................... 592,879   5,445,590
  *Globaltrans Investment P.L.C. Sponsored GDR.............   6,517     120,802
  *IG Seismic Services, Ltd. GDR...........................     546       7,353
  *Integra Group Holdings GDR..............................  26,558      16,168
   Lukoil OAO Sponsored ADR................................  42,853   2,600,677
  *Magnitogorsk Iron & Steel Works Sponsored GDR...........  23,762     103,160
   Mail.ru Group, Ltd. GDR.................................   6,418     214,487
 #*Mechel Sponsored ADR....................................  26,298     166,992
   MMC Norilsk Nickel OJSC ADR.............................  54,136     832,099
   Novolipetsk Steel OJSC GDR..............................   8,723     165,262
   Novorossiysk Sea Trade Port GDR.........................   8,039      53,916
  *O'Key Group SA GDR......................................   1,233      11,968
  *PIK Group GDR...........................................  24,964      54,184
   Rosneft OAO GDR......................................... 114,287     849,186
  *Rostelecom OJSC Sponsored ADR...........................   4,658     107,158
  *Sberbank of Russia Sponsored ADR........................ 131,214   1,551,665
   Severstal OAO GDR.......................................  16,208     196,844
   Tatneft OAO Sponsored ADR...............................  23,740     923,133
   TMK OAO GDR.............................................   5,575      82,790
   Uralkali OJSC GDR.......................................  16,059     631,315
   VimpelCom, Ltd. Sponsored ADR...........................  34,603     381,325
   VTB Bank OJSC GDR....................................... 106,345     368,288
  *X5 Retail Group N.V. GDR................................  11,021     209,722
                                                                    -----------
TOTAL RUSSIA...............................................          16,078,634
                                                                    -----------
SOUTH AFRICA -- (7.6%)
   ABSA Group, Ltd.........................................  44,961     720,856
   Acucap Properties, Ltd..................................     541       2,774
   Adcorp Holdings, Ltd....................................  16,639      57,949
   Advtech, Ltd............................................  59,573      38,954
   AECI, Ltd...............................................  26,705     226,513
   Afgri, Ltd..............................................  66,963      40,446
   African Bank Investments, Ltd........................... 147,116     498,905
   African Oxygen, Ltd.....................................  35,052      78,826
   African Rainbow Minerals, Ltd...........................  23,473     491,892
   Allied Electronics Corp., Ltd...........................   1,837       4,617
   Allied Technologies, Ltd................................  12,239      56,564
  #Anglo American Platinum, Ltd............................   8,202     382,509
   AngloGold Ashanti, Ltd. Sponsored ADR...................  47,581   1,616,802
  *ArcelorMittal South Africa, Ltd.........................  31,114     119,949
   Argent Industrial, Ltd..................................   1,517       1,052
  #Assore, Ltd.............................................   4,246     175,588
   Astral Foods, Ltd.......................................   8,131      89,861
   Aveng, Ltd..............................................  89,099     318,924
   AVI, Ltd................................................  41,725     275,728
   Barloworld, Ltd.........................................  53,409     432,807
   Bidvest Group, Ltd......................................  44,467   1,057,153
   Blue Label Telecoms, Ltd................................  93,040      72,789
   Brait SE................................................   1,409       5,537

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
SOUTH AFRICA -- (Continued)
   Business Connexion Group, Ltd............................  65,032 $   36,749
   Capitec Bank Holdings, Ltd...............................   4,531    100,684
   Cashbuild, Ltd...........................................   5,116     88,454
   Caxton & CTP Publishers & Printers, Ltd..................  26,485     50,511
   City Lodge Hotels, Ltd...................................   5,667     60,208
   Clicks Group, Ltd........................................  46,685    325,956
  *Consolidated Infrastructure Group, Ltd...................     920      1,397
   Coronation Fund Managers, Ltd............................  41,530    160,658
   DataTec, Ltd.............................................  46,647    289,950
   Discovery Holdings, Ltd..................................  52,099    333,328
  *Distribution & Warehousing Network, Ltd..................  43,764     31,646
   DRDGOLD, Ltd.............................................  70,717     50,548
  *DRDGOLD, Ltd. Sponsored ADR..............................   1,600     10,720
   EOH Holdings, Ltd........................................  22,284     94,995
   Eqstra Holdings, Ltd.....................................  87,411     65,857
  *Evraz Highveld Steel & Vanadium, Ltd.....................   5,882     11,478
   Exxaro Resources, Ltd....................................  18,410    371,176
   Famous Brands, Ltd.......................................   5,707     46,329
   FirstRand, Ltd........................................... 356,488  1,184,438
   Foschini Group, Ltd. (The)...............................  30,709    445,013
  *Gijima Group, Ltd........................................ 305,008     13,672
   Gold Fields, Ltd.........................................   8,786    109,143
   Gold Fields, Ltd. Sponsored ADR.......................... 129,974  1,625,975
   Grindrod, Ltd............................................ 103,105    175,911
   Group Five, Ltd..........................................  31,179     89,261
   Growthpoint Properties, Ltd..............................  50,177    136,813
   Harmony Gold Mining Co., Ltd.............................  50,878    416,670
   Harmony Gold Mining Co., Ltd. Sponsored ADR..............  43,653    362,320
   Hudaco Industries, Ltd...................................   8,693    108,316
  *Hulamin, Ltd.............................................  41,925     16,569
   Iliad Africa, Ltd........................................  37,928     21,360
   Illovo Sugar, Ltd........................................  50,397    183,967
   Impala Platinum Holdings, Ltd............................  99,940  1,801,267
   Imperial Holdings, Ltd...................................  35,374    802,078
   Investec, Ltd............................................  49,089    289,432
   JD Group, Ltd............................................  31,094    166,001
   JSE, Ltd.................................................  19,321    156,500
   Kumba Iron Ore, Ltd......................................   4,769    298,304
   Lewis Group, Ltd.........................................  25,112    199,638
   Liberty Holdings, Ltd....................................  23,254    269,640
   Massmart Holdings, Ltd...................................  10,165    204,476
  *Merafe Resources, Ltd.................................... 152,863     12,209
   Metair Investments, Ltd..................................  21,896     77,085
   MMI Holdings, Ltd........................................ 219,235    529,007
   Mondi, Ltd...............................................  25,352    274,956
   Mpact, Ltd...............................................  29,030     62,748
   Mr. Price Group, Ltd.....................................  30,459    469,120
  *Murray & Roberts Holdings, Ltd...........................  91,101    228,509
  *Mvelaphanda Group, Ltd...................................  50,355     12,161
   Mvelaserve, Ltd..........................................  18,443     18,448
   Nampak, Ltd.............................................. 122,217    407,256
   Naspers, Ltd. Series N...................................  30,306  1,967,330
   Nedbank Group, Ltd.......................................  39,509    814,673
   Northam Platinum, Ltd....................................  43,613    163,618
   Oceana Group, Ltd........................................  12,999     89,809
   Omnia Holdings, Ltd......................................  13,108    193,410
   Palabora Mining Co., Ltd.................................   2,658     26,073
   Peregrine Holdings, Ltd..................................  26,279     33,063
   Petmin, Ltd..............................................  40,487     10,039
   Pick'n Pay Stores, Ltd...................................  26,701    130,119
   Pinnacle Technology Holdings, Ltd........................  31,383     61,531

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
SOUTH AFRICA -- (Continued)
   Pioneer Foods, Ltd......................................  15,637 $   100,088
   PPC, Ltd................................................  85,392     285,094
   Premium Properties, Ltd.................................  22,528      42,835
   PSG Group, Ltd..........................................  37,187     271,270
   Rainbow Chicken, Ltd....................................   3,612       5,376
   Raubex Group, Ltd.......................................  25,981      49,946
   Resilient Property Income Fund, Ltd.....................  47,709     250,364
   Reunert, Ltd............................................  34,276     302,087
   Sanlam, Ltd............................................. 289,462   1,291,617
  *Santam, Ltd.............................................   6,309     131,212
 #*Sappi, Ltd. Sponsored ADR............................... 140,883     388,837
   Sasol, Ltd..............................................   7,030     299,472
   Sasol, Ltd. Sponsored ADR...............................  59,683   2,531,156
  *Sentula Mining, Ltd..................................... 109,719      21,446
   Shoprite Holdings, Ltd..................................  32,540     670,323
   Spar Group, Ltd. (The)..................................  21,256     296,786
   Spur Corp., Ltd.........................................  13,016      32,997
   Standard Bank Group, Ltd................................ 132,915   1,641,263
  *Steinhoff International Holdings, Ltd................... 233,150     784,226
  *Super Group, Ltd........................................  73,781     131,678
  *Telkom South Africa, Ltd................................  46,406      97,895
   Tiger Brands, Ltd.......................................  12,787     406,563
  *Times Media Group, Ltd..................................   8,973      14,198
   Tongaat-Hulett, Ltd.....................................  24,537     385,730
   Trencor, Ltd............................................  38,678     245,700
   Truworths International, Ltd............................  72,603     792,918
   Vodacom Group, Ltd......................................  22,618     284,816
   Wilson Bayly Holme-Ovcon, Ltd...........................  13,965     228,275
   Woolworths Holdings, Ltd................................  69,516     524,971
   Zeder Investments, Ltd..................................  66,673      22,297
                                                                    -----------
TOTAL SOUTH AFRICA.........................................          36,087,003
                                                                    -----------
SOUTH KOREA -- (13.4%)
  *3S Korea Co., Ltd.......................................   4,787      39,572
  *Aekyung Petrochemical Co., Ltd..........................     278      15,061
 #*Agabang&Company.........................................   4,404      37,693
 #*Ahnlab, Inc.............................................     934      53,320
   AK Holdings, Inc........................................     494      10,123
  #Amorepacific Corp.......................................     332     377,268
  #Amorepacific Group......................................     480     206,903
   Asia Cement Co., Ltd....................................     721      37,967
 #*Asia Pacific Systems, Inc...............................   3,786      23,268
  *Asiana Airlines, Inc....................................  16,080      92,783
  *AtlasBX Co., Ltd........................................   1,668      51,724
  *AUK Corp................................................   5,660      11,020
 #*Basic House Co., Ltd. (The).............................   4,590      49,426
   Binggrae Co., Ltd.......................................     955     103,800
 #*Brain Technology Industries Co., Ltd....................  15,590      40,490
   BS Financial Group, Inc.................................  38,910     440,412
  *Byucksan Corp...........................................   2,510       4,766
   Capro Corp..............................................   6,800      80,455
   Cheil Industrial, Inc...................................   7,088     606,774
  *Cheil Worldwide, Inc....................................  12,760     245,770
  *Chin Hung International, Inc............................  44,637      26,445
   China Ocean Resources Co., Ltd..........................   9,730      34,378
   Chosun Refractories Co., Ltd............................      53       3,076
   CJ CGV Co., Ltd.........................................   2,390      74,015
  #CJ Cheiljedang Corp.....................................   1,554     487,628
  *CJ E&M Corp.............................................   4,845     130,282
  *CJ Korea Express Co., Ltd...............................   1,736     180,650
  *CNK International Co., Ltd..............................   4,657      24,524

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
SOUTH KOREA -- (Continued)
   Cosmax, Inc.................................................  1,960 $ 87,418
 #*Cosmochemical Co., Ltd......................................  2,170   19,077
   Crown Confectionery Co., Ltd................................    118   20,658
  *CrucialTec Co., Ltd.........................................  5,184   40,103
   Dae Han Flour Mills Co., Ltd................................    285   32,663
   Dae Won Kang Up Co., Ltd....................................  6,670   46,455
  *Daechang Co., Ltd........................................... 19,890   22,783
   Daeduck Electronics Co., Ltd................................  6,050   51,129
   Daeduck GDS Co., Ltd........................................  6,910   75,332
   Daegu Department Store Co., Ltd.............................  1,950   24,319
   Daehan Steel Co., Ltd.......................................  5,070   42,199
   Daelim Industrial Co., Ltd..................................  6,534  454,108
   Daesang Corp................................................  4,680  113,453
  *Daesung Industrial Co., Ltd.................................    634   10,504
  *Daewoo Engineering & Construction Co., Ltd.................. 19,520  165,959
   Daewoo Securities Co., Ltd.................................. 36,821  370,775
   Daewoo Shipbuilding & Marine Engineering Co., Ltd........... 20,781  445,011
   Daishin Securities Co., Ltd................................. 13,460  107,209
   Daou Technology, Inc........................................  8,200  116,434
  *Dasan Networks, Inc.........................................  3,142   14,088
  *Daum Communications Corp....................................  1,419  121,847
   DGB Financial Group, Inc.................................... 36,350  459,327
  *Digitech Systems Co., Ltd...................................  3,126   33,307
  *Dong Yang Gang Chul Co., Ltd................................  5,950   12,025
   Dongaone Co., Ltd...........................................  8,260   23,259
   Dongbang Transport Logistics Co., Ltd.......................  6,840   24,807
  *Dongbu HiTek Co., Ltd.......................................  7,420   46,017
   Dongbu Insurance Co., Ltd...................................  6,893  312,348
   Dongbu Securities Co., Ltd..................................  4,330   13,497
  *Dongbu Steel Co., Ltd.......................................  6,874   22,840
   Dong-Il Corp................................................     87    3,447
  *Dongjin Semichem Co., Ltd...................................  7,060   28,342
  #Dongkuk Steel Mill Co., Ltd.................................  8,580  109,994
  *Dongkuk Structure & Construction Co., Ltd...................  3,112    6,316
  *Dongsung Holdings Co., Ltd..................................  3,940   21,581
   Dongwon F&B Co., Ltd........................................    191   12,341
   Dongwon Industries Co., Ltd.................................    198   51,719
   Dongyang Mechatronics Corp..................................  7,130   60,022
   Doosan Corp.................................................  1,299  149,971
  *Doosan Engineering & Construction Co., Ltd..................  8,920   19,223
   Doosan Heavy Industries & Construction Co., Ltd.............  9,235  395,072
 #*Doosan Infracore Co., Ltd................................... 19,100  281,453
  *Dragonfly GF Co., Ltd.......................................  2,130   31,938
  *Duksan Hi-Metal Co., Ltd....................................  2,788   52,101
  *DuzonBIzon Co., Ltd.........................................  4,340   43,749
   E1 Corp.....................................................    559   31,818
  *ELK Corp....................................................  1,625   35,401
   E-Mart Co., Ltd.............................................  3,905  846,417
  *Eugene Corp.................................................  9,790   27,754
  *Eugene Investment & Securities Co., Ltd.....................  8,900   20,396
  *Eugene Technology Co., Ltd..................................  2,107   26,427
   Fila Korea, Ltd.............................................  1,678   94,613
 #*Foosung Co., Ltd............................................  8,920   41,852
   Fursys, Inc.................................................  1,797   44,775
  *Gamevil, Inc................................................    312   32,549
   GIIR, Inc...................................................  2,100   13,177
   Global & Yuasa Battery Co., Ltd.............................  1,000   42,405
   GS Engineering & Construction Corp..........................  8,378  470,820
   GS Global Corp..............................................  2,500   31,597
   GS Holdings Corp............................................ 11,819  742,359
   Gwangju Shinsegae Co., Ltd..................................    188   40,668

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
   Halla Climate Control Corp................................  5,430 $  101,280
   Halla Engineering & Construction Corp.....................  4,540     35,632
   Han Kuk Carbon Co., Ltd...................................  4,820     31,233
   Hana Financial Group, Inc................................. 45,640  1,327,718
   Handsome Co., Ltd.........................................  3,700     93,823
   Hanil Cement Co., Ltd.....................................    915     37,058
  *Hanil E-Wha Co., Ltd......................................  4,960     32,067
 #*Hanjin Heavy Industries & Construction Co., Ltd...........  6,898     74,509
   Hanjin Heavy Industries & Construction Holdings Co., Ltd..  3,084     19,693
  *Hanjin Shipping Co., Ltd.................................. 21,940    244,133
  *Hanjin Shipping Holdings Co., Ltd.........................  3,216     16,306
   Hanjin Transportation Co., Ltd............................  2,540     53,671
   Hankook Shell Oil Co., Ltd................................    168     37,897
  *Hankook Tire Co., Ltd.....................................  8,969    378,300
   Hankook Tire Worldwide Co., Ltd...........................  2,050     26,459
   Hankuk Glass Industries, Inc..............................  1,820     39,014
   Hankuk Paper Manufacturing Co., Ltd.......................    590     10,956
   Hansol Chemical Co., Ltd..................................  2,570     56,036
  #Hansol CSN Co., Ltd....................................... 18,940     49,958
   Hansol Paper Co., Ltd..................................... 11,550     96,978
 #*Hansol Technics Co., Ltd..................................  1,732     22,223
   Hanssem Co., Ltd..........................................  2,170     36,544
   Hanwha Chemical Corp...................................... 21,496    356,483
   Hanwha Corp............................................... 10,584    301,912
  *Hanwha General Insurance Co., Ltd.........................  2,480     16,823
   Hanwha Investment & Securities Co., Ltd................... 11,644     41,792
   Hanwha Life Insurance Co., Ltd............................ 41,510    292,566
   Hanyang Securities Co., Ltd...............................  1,030      6,452
   HMC Investment Securities Co., Ltd........................  3,823     45,139
   Honam Petrochemical Corp..................................  1,975    403,598
   Hotel Shilla Co., Ltd.....................................  4,790    202,024
   Huchems Fine Chemical Corp................................  3,494     75,779
   Husteel Co., Ltd..........................................  1,240     31,154
   Hwacheon Machine Tool Co., Ltd............................    240      9,310
  *Hwashin Co., Ltd..........................................  4,870     38,987
   Hyosung Corp..............................................  5,507    303,298
  *Hyundai BNG Steel Co., Ltd................................  2,940     26,545
   Hyundai Corp..............................................  3,870     68,804
   Hyundai Department Store Co., Ltd.........................  2,873    356,475
   Hyundai Development Co.................................... 15,122    271,438
   Hyundai Elevator Co., Ltd.................................  1,117     84,470
   Hyundai Engineering & Construction Co., Ltd............... 10,351    622,754
   Hyundai Engineering Plastics Co., Ltd.....................  3,250     14,956
   Hyundai Glovis Co., Ltd...................................    863    179,467
  #Hyundai Greenfood Co., Ltd................................ 10,800    179,148
  *Hyundai Heavy Industries Co., Ltd.........................  4,841  1,014,485
   Hyundai Home Shopping Network Corp........................  1,045    124,034
   Hyundai Hysco Co., Ltd....................................  4,180    166,895
   Hyundai Marine & Fire Insurance Co., Ltd..................  9,970    321,766
  *Hyundai Merchant Marine Co., Ltd..........................  5,062    121,807
   Hyundai Mobis.............................................  5,194  1,320,030
   Hyundai Securities Co., Ltd............................... 29,642    227,289
  #Hyundai Steel Co.......................................... 10,800    776,002
  *Hyunjin Materials Co., Ltd................................  3,137     19,216
   Iljin Display Co., Ltd....................................  3,030     59,644
   Iljin Electric Co., Ltd...................................  5,910     24,903
   Ilshin Spinning Co., Ltd..................................    221     16,036
  #iMarketKorea, Inc.........................................  2,300     54,541
   Industrial Bank of Korea, Ltd............................. 35,670    392,121
  *Infraware, Inc............................................  5,651     51,799
  *InnoWireless, Inc.........................................  1,034     19,713

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
  *Interflex Co., Ltd........................................  1,088 $   61,972
 #*Interpark Corp............................................ 10,479     80,073
   INTOPS Co., Ltd...........................................    774     17,332
   IS Dongseo Co., Ltd.......................................  2,725     27,086
   ISU Chemical Co., Ltd.....................................  2,540     49,257
   IsuPetasys Co., Ltd.......................................  6,490     25,806
   Jahwa Electronics Co., Ltd................................  3,470     46,223
 #*JCEntertainment Corp......................................  1,638     35,145
   Jeonbuk Bank, Ltd......................................... 15,153     57,670
  *Jinsung T.E.C.............................................  1,807     15,938
   KB Financial Group, Inc...................................  2,980    101,337
   KB Financial Group, Inc. ADR.............................. 41,637  1,417,740
   KC Tech Co., Ltd.......................................... 13,940     48,278
   KCC Corp..................................................  1,004    281,575
  *KEC Corp.................................................. 16,880      8,376
   KEPCO Engineering & Construction Co., Inc.................    835     49,120
  *KEPCO Plant Service & Engineering Co., Ltd................  1,260     69,205
  *KH Vatec Co., Ltd.........................................  3,521     36,943
   KISCO Corp................................................  1,168     31,530
   KISCO Holdings Co., Ltd...................................     41      1,404
   KISWIRE, Ltd..............................................  2,896     84,026
   Kiwoom Securities Co., Ltd................................  2,199    111,202
 #*Kolao Holdings............................................  2,840     50,766
   Kolon Corp................................................  1,240     19,547
   Kolon Global Corp.........................................  5,700     16,407
   Kolon Industries, Inc.....................................  4,342    221,013
  *Kona@I Co., Ltd...........................................  2,745     43,780
 #*Korea Circuit Co., Ltd....................................  2,200     38,301
  *Korea Electric Power Corp................................. 14,660    380,251
  *Korea Electric Power Corp. Sponsored ADR.................. 10,440    134,572
   Korea Electric Terminal Co., Ltd..........................  1,640     39,073
  *Korea Exchange Bank....................................... 62,170    430,905
   Korea Gas Corp............................................  4,095    287,318
   Korea Investment Holdings Co., Ltd........................ 10,400    355,514
  *Korea Kolmar Co., Ltd.....................................  2,301     61,186
  #Korea Kolmar Holdings Co., Ltd............................  1,107     10,355
   Korea Petrochemical Industrial Co., Ltd...................    666     30,400
  *Korea Real Estate Investment Trust Co..................... 24,796     32,226
  *Korea Reinsurance Co., Ltd................................ 16,171    158,468
   Korea Zinc Co., Ltd.......................................    747    306,004
  *Korean Air Co., Ltd.......................................  5,908    264,903
  *Kortek Corp...............................................  2,014     23,447
   KP Chemical Corp..........................................  9,970     98,684
   KPX Chemical Co., Ltd.....................................    618     28,456
   KT Corp...................................................  2,060     69,930
   KT Corp. Sponsored ADR....................................  2,100     35,595
  *KTB Investment & Securities Co., Ltd...................... 13,480     25,504
   Kukdo Chemical Co., Ltd...................................  1,317     51,526
   Kumho Electric Co., Ltd...................................    520     13,091
  *Kumho Industrial Co., Ltd.................................  5,320     10,605
   Kumho Petro chemical Co., Ltd.............................  1,689    165,709
  *Kumho Tire Co., Inc.......................................  8,089     96,980
 #*Kwang Myung Electric Engineering Co., Ltd................. 10,100     22,123
   Kyobo Securities Co., Ltd.................................  3,800     16,063
   Kyungdong City Gas Co., Ltd...............................    326     22,128
   LG Chemical, Ltd..........................................  2,618    734,401
  *LG Display Co., Ltd....................................... 12,180    361,472
  *LG Display Co., Ltd. ADR.................................. 69,145  1,026,112
   LG Fashion Corp...........................................  4,114    114,666
   LG Hausys, Ltd............................................  1,416    101,746
   LG Household & Healthcare Co., Ltd........................    647    379,979

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
  *LG Innotek Co., Ltd.......................................  2,275 $  156,871
  #LG International Corp.....................................  6,541    237,271
   LG Uplus Corp............................................. 48,360    308,839
   LIG Insurance Co., Ltd....................................  9,310    236,778
   Lotte Confectionary Co., Ltd..............................    178    256,293
   Lotte Midopa Co., Ltd.....................................  3,310     38,037
  *Lotte Non-Life Insurance Co., Ltd.........................  1,900      6,954
   Lotte Samkang Co., Ltd....................................    142     95,115
  #Lotte Shopping Co., Ltd...................................  1,983    613,107
   LS Corp...................................................  3,565    291,108
  *Lumens Co., Ltd........................................... 10,144     67,355
   Macquarie Korea Infrastructure Fund....................... 64,432    395,853
  *Maeil Dairy Industry Co., Ltd.............................  1,658     48,985
  *Mando Corp................................................  1,846    243,148
  *MegaStudy Co., Ltd........................................  1,065     66,067
  *Melfas, Inc...............................................  1,728     33,244
  *Meritz Finance Group, Inc.................................  7,690     25,529
   Meritz Fire Marine Insurance Co., Ltd..................... 12,331    167,179
   Meritz Securities Co., Ltd................................ 56,485     67,584
   Mirae Asset Securities Co., Ltd...........................  6,075    164,577
  *MNTech Co., Ltd...........................................  4,699     50,574
  *Modetour Network, Inc.....................................  2,902     81,704
   Moorim P&P Co., Ltd.......................................  4,440     14,486
   Motonic Corp..............................................  2,770     31,324
   Namhae Chemical Corp......................................  4,250     38,502
   NCsoft Corp...............................................  1,872    358,879
  *Neowiz Games Corp.........................................  1,254     28,330
 #*NEPES Corp................................................  3,419     43,518
   Nexen Corp................................................  1,633    126,021
   Nexen Tire Corp...........................................  3,620     56,407
   NH Investment & Securities Co., Ltd.......................  4,420     20,434
   NHN Corp..................................................  3,062    708,272
   NK Co., Ltd...............................................  2,980     10,366
   Nong Shim Holdings Co., Ltd...............................    248     14,090
   NongShim Co., Ltd.........................................    749    176,915
  #OCI Co., Ltd..............................................  2,957    416,741
  *OCI Materials Co., Ltd....................................  1,176     34,845
  *Osstem Implant Co., Ltd...................................  3,092     89,565
 #*Osung LST Co., Ltd........................................  5,389     16,728
   Ottogi Corp...............................................    251     54,521
  *Partron Co, Ltd...........................................  2,487     37,912
  *Pharmicell Co., Ltd.......................................    396      2,114
   Poongsan Corp.............................................  5,340    155,489
   Poongsan Holdings Corp....................................    510     10,869
   Pusan City Gas Co., Ltd...................................  1,850     37,322
  *Pyeong Hwa Automotive Co., Ltd............................  1,345     19,776
   S&T Dynamics Co., Ltd.....................................  1,690     16,901
   S&T Holdings Co., Ltd.....................................  1,330     11,453
   S&T Motiv Co., Ltd........................................  1,270     22,061
  *S1 Corp...................................................  2,301    138,699
   Sajo Industries Co., Ltd..................................    435     22,466
   Sam Young Electronics Co., Ltd............................  1,500     11,985
   Sam Yung Trading Co., Ltd.................................  3,790     36,878
   Samchully Co., Ltd........................................    519     46,343
   Samick Musical Instruments Co., Ltd.......................  9,290     13,368
   Samick THK Co., Ltd.......................................  4,280     23,224
   SamkwangGlass Co., Ltd....................................    501     31,361
   Samsung C&T Corp.......................................... 23,724  1,288,619
   Samsung Card Co., Ltd.....................................  2,913    112,537
   Samsung Electro-Mechanics Co., Ltd........................  9,099    778,170
   Samsung Electronics Co., Ltd..............................  7,763  9,315,892

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
SOUTH KOREA -- (Continued)
   Samsung Electronics Co., Ltd. GDR...........................  1,342 $813,251
   Samsung Engineering Co., Ltd................................  2,222  290,044
  #Samsung Fine Chemicals Co., Ltd.............................  3,501  223,297
   Samsung Fire & Marine Insurance, Ltd........................  4,074  889,375
   Samsung Heavy Industries Co., Ltd........................... 18,790  573,444
   Samsung Life Insurance Co., Ltd.............................  6,954  598,895
   Samsung SDI Co., Ltd........................................  6,711  841,302
   Samsung Securities Co., Ltd................................. 12,018  537,637
  #Samyang Foods Co., Ltd......................................  1,700   44,188
   Samyang Holdings Corp.......................................  1,286   84,312
  *Samyoung Chemical Co., Ltd..................................  6,670   20,440
   SBS Media Holdings Co., Ltd.................................  5,930   35,892
   Seah Besteel Corp...........................................  3,498   81,708
   SeAH Holdings Corp..........................................    247   21,273
   SeAH Steel Corp.............................................    610   52,594
   Sebang Co., Ltd.............................................  3,040   49,621
   Sejong Industrial Co., Ltd..................................  3,320   37,906
   Seoul City Gas Co., Ltd.....................................     20    1,193
  *Sewon Cellontech Co., Ltd...................................  9,450   26,543
   Shinhan Financial Group Co., Ltd............................ 28,600  981,622
   Shinhan Financial Group Co., Ltd. ADR....................... 23,284  796,778
  *Shinsegae Co., Ltd..........................................  1,859  332,187
  *Shinsung Solar Energy Co., Ltd..............................  4,280    6,978
   Shinyoung Securities Co., Ltd...............................    430   11,938
  *Silicon Works Co., Ltd......................................  1,938   49,582
   Silla Co., Ltd..............................................  3,715   82,620
  *Simm Tech Co., Ltd..........................................  3,156   31,199
  *SK Broadband Co., Ltd....................................... 35,900  131,293
   SK C&C Co., Ltd.............................................  2,433  213,290
  #SK Chemicals Co., Ltd.......................................  3,053  188,173
  *SK Communications Co., Ltd..................................  4,426   36,216
   SK Gas Co., Ltd.............................................  1,028   74,441
   SK Holdings Co., Ltd........................................  5,412  753,281
  *SK Hynix, Inc............................................... 40,450  920,836
   SK Innovation Co., Ltd......................................  6,700  984,810
   SK Networks Co., Ltd........................................ 27,050  236,613
   SK Securities Co., Ltd...................................... 86,150   91,514
   SK Telecom Co., Ltd.........................................  1,215  171,626
   SK Telecom Co., Ltd. ADR....................................  6,201   96,922
   SKC Co., Ltd................................................  4,448  181,866
   SL Corp.....................................................  3,000   34,762
  *S-MAC Co., Ltd..............................................  2,580   36,024
   S-Oil Corp..................................................  3,579  327,269
  *Songwon Industrial Co., Ltd.................................  1,560   15,438
  *Ssangbangwool & Trygroup.................................... 23,330   25,555
  *Ssangyong Cement Industrial Co., Ltd........................  2,660   13,480
  #STX Corp....................................................  8,376   61,323
  #STX Engine Co., Ltd.........................................  5,190   38,007
  #STX Offshore & Shipbuilding Co., Ltd........................ 15,897  114,981
  #STX Pan Ocean Co., Ltd...................................... 24,820   78,393
  *Sung Jin Geotec Co., Ltd....................................  2,600   25,236
   Sungchang Enterprise Holdings, Ltd..........................  1,980   43,404
 #*Suprema, Inc................................................  2,939   50,342
  *Synopex, Inc................................................  4,995   11,951
   TaeKwang Industrial Co., Ltd................................     92   85,487
 #*Taewoong Co., Ltd...........................................  3,162   51,257
   Taeyoung Engineering & Construction Co., Ltd................  5,760   28,952
  *Taihan Electric Wire Co., Ltd............................... 28,623   42,386
 #*Tera Resource Co., Ltd...................................... 52,415   60,577
  *Tongyang Life Insurance..................................... 12,330  133,292
   TS Corp.....................................................    730   17,706

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
  *Uju Electronics Co., Ltd................................     332 $     7,697
   Unid Co., Ltd...........................................     817      27,385
  *Unison Co., Ltd.........................................   4,587      32,584
  *Visang Education, Inc...................................     717       8,546
 #*Will-Bes & Co., Ltd. (The)..............................  17,650      47,179
 #*Woongjin Chemical Co., Inc..............................  52,090      27,694
   Woongjin Coway Co., Ltd.................................   5,580     203,302
 #*Woongjin Energy Co., Ltd................................  14,020      24,071
  *Woongjin Holdings Co., Ltd..............................   1,847       2,888
  *Woongjin Thinkbig Co., Ltd..............................   6,512      38,043
  *Wooree ETI Co., Ltd.....................................   7,385      32,885
   Woori Finance Holdings Co., Ltd.........................  62,000     585,290
   Woori Finance Holdings Co., Ltd. ADR....................   2,808      79,270
   Woori Financial Co., Ltd................................   3,307      49,847
   Woori Investment & Securities Co., Ltd..................  33,228     320,786
  *WooSung Feed Co., Ltd...................................  11,550      55,213
  *Yedang Company Co., Ltd.................................  11,628      22,889
   YESCO Co., Ltd..........................................     330       9,090
   Youlchon Chemical Co., Ltd..............................   3,560      28,097
   Young Poong Corp........................................     148     136,685
  *Young Poong Precision Corp..............................   2,175      23,928
   Youngone Corp...........................................   2,874      89,157
  #Youngone Holdings Co., Ltd..............................   1,427      79,363
                                                                    -----------
TOTAL SOUTH KOREA..........................................          63,876,394
                                                                    -----------
TAIWAN -- (12.6%)
  *A.G.V. Products Corp.................................... 232,914      71,647
   Ability Enterprise Co., Ltd............................. 116,892     105,137
   AcBel Polytech, Inc.....................................  75,685      49,149
   Accton Technology Corp.................................. 135,858      67,346
 #*Acer, Inc............................................... 583,270     450,254
   ACHEM Technology Corp...................................  58,900      26,000
   Acme Electronics Corp...................................  32,000      36,144
   Acter Co., Ltd..........................................   6,000      21,365
  *Action Electronics Co., Ltd.............................  45,408      10,779
   Actron Technology Corp..................................  13,000      28,956
  *A-DATA Technology Co., Ltd..............................  62,000      60,739
   Adlink Technology, Inc..................................  23,805      24,228
   Advanced Ceramic X Corp.................................  12,000      32,653
  *Advanced International Multitech Co., Ltd...............  27,000      35,366
   Advanced Semiconductor Engineering, Inc................. 250,774     189,241
   Advanced Semiconductor Engineering, Inc. ADR............ 114,000     433,200
   Advancetek Enterprise Co., Ltd..........................  29,580      24,090
   Advantech Co., Ltd......................................  31,345     108,300
   Alcor Micro Corp........................................  17,000      18,432
   ALI Corp................................................  63,000      68,263
   Alpha Networks, Inc.....................................  62,000      39,444
   Altek Corp..............................................  69,182      33,940
   Ambassador Hotel (The)..................................  63,000      64,953
   Ampoc Far-East Co., Ltd.................................  31,000      26,130
   AmTRAN Technology Co., Ltd.............................. 186,907     157,877
   Anpec Electronics Corp..................................  47,000      28,046
   APCB, Inc...............................................  13,000       8,291
   Apex Biotechnology Corp.................................  19,477      48,508
   Apex Medical Corp.......................................  21,000      21,597
  *Ardentec Corp...........................................  86,000      53,400
   Arima Communications Corp............................... 106,087      40,598
   Asia Cement Corp........................................ 322,813     402,031
  *Asia Optical Co., Inc...................................  45,000      40,962
   Asia Polymer Corp.......................................  82,200      65,695
   Asia Vital Components Co., Ltd..........................  39,278      17,989

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
TAIWAN -- (Continued)
   Asrock, Inc............................................     8,000 $   27,639
   Asustek Computer, Inc..................................    50,996    545,577
   Aten International Co., Ltd............................    18,000     26,749
  *AU Optronics Corp......................................   469,000    177,549
  *AU Optronics Corp. Sponsored ADR.......................    93,986    355,267
   Audix Corp.............................................    23,000     18,603
   Aurora Corp............................................    19,693     29,578
   Aurora Systems Corp....................................    10,000      8,638
   AV Tech Corp...........................................    10,000     30,281
   Avermedia Technologies, Inc............................    55,690     25,797
   Avision, Inc...........................................    64,693     16,924
  *AVY Precision Technology, Inc..........................    10,000     17,074
   Awea Mechantronic Co., Ltd.............................    12,600     12,648
  *Bank of Kaohsiung......................................   129,376     37,150
   Basso Industry Corp., Ltd..............................    12,000      6,775
   BES Engineering Corp...................................   354,000     86,421
   Biostar Microtech International Corp...................    20,000      6,698
   Bright Led Electronics Corp............................    23,100      9,396
   C Sun Manufacturing, Ltd...............................    29,000     18,497
  *Cameo Communications, Inc..............................    56,180     12,491
   Capella Microsystems Taiwan, Inc.......................     9,000     56,477
   Capital Securities Corp................................   492,731    163,627
   Career Technology (MFG.) Co., Ltd......................    50,000     64,746
  *Carnival Industrial Corp...............................    65,000     20,486
   Catcher Technology Co., Ltd............................    67,509    293,010
   Cathay Financial Holdings Co., Ltd.....................   811,856    814,032
   Cathay Real Estate Development Co., Ltd................   218,000    100,299
   ChainQui Construction Development Co., Ltd.............    22,000     13,062
   Chang Hwa Commercial Bank..............................   842,552    424,704
   Chang Wah Electromaterials, Inc........................     9,539     27,660
   Charoen Pokphand Enterprises Co., Ltd..................    72,000     33,994
  *Chaun-Choung Technology Corp...........................     5,000      7,008
   CHC Resources Corp.....................................    12,618     20,025
   Cheng Loong Corp.......................................   252,480    101,077
   Cheng Shin Rubber Industry Co., Ltd....................   124,529    313,380
   Cheng Uei Precision Industry Co., Ltd..................    91,159    201,610
  *Chenming Mold Industrial Corp..........................     4,000      3,666
   Chia Hsin Cement Corp..................................   127,629     57,413
   Chicony Electronics Co., Ltd...........................    74,328    162,940
   Chien Kuo Construction Co., Ltd........................    68,675     30,539
 #*Chimei Innolux Corp.................................... 1,318,882    491,200
  *China Airlines, Ltd....................................   601,062    234,365
  *China Development Financial Holding Corp............... 2,251,087    502,407
   China Electric Manufacturing Corp......................    70,000     40,813
  *China General Plastics Corp............................    69,000     30,432
   China Glaze Co., Ltd...................................    25,000     10,935
  *China Life Insurance Co., Ltd..........................   279,251    217,449
  *China ManMade Fibers Corp..............................   267,000     89,818
   China Metal Products Co., Ltd..........................    71,694     65,235
   China Motor Corp.......................................   134,035    120,119
   China Petrochemical Development Corp...................   343,908    238,770
   China Steel Chemical Corp..............................    21,227     92,286
  #China Steel Corp....................................... 1,322,210  1,135,350
   China Steel Structure Co., Ltd.........................    36,000     35,359
   China Synthetic Rubber Corp............................   119,735    128,017
  *China Wire & Cable Co., Ltd............................    27,000      9,279
   Chinatrust Financial Holdings Co., Ltd................. 1,701,702    936,697
   Chinese Maritime Transport, Ltd........................    28,000     32,179
   Chin-Poon Industrial Co., Ltd..........................    98,113    106,522
   Chipbond Technology Corp...............................   104,000    176,034
   Chong Hong Construction Co.............................    30,888     70,627

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
TAIWAN -- (Continued)
   Chroma Ate, Inc............................................  46,466 $ 88,344
  *Chun Yu Works & Co., Ltd...................................  23,000    7,944
   Chun Yuan Steel Industrial Co., Ltd........................  93,999   35,535
  *Chung Hung Steel Corp...................................... 244,889   61,756
  *Chung Hwa Pulp Corp........................................ 156,680   47,594
   Chung-Hsin Electric & Machinery Manufacturing Corp.........  99,000   51,989
   Chunghwa Telecom Co., Ltd..................................  31,800   99,499
  #Chunghwa Telecom Co., Ltd. ADR.............................  28,250  878,010
   Clevo Co., Ltd.............................................  63,735   83,236
  *CMC Magnetics Corp......................................... 671,000  100,029
   Collins Co., Ltd...........................................  47,770   18,378
 #*Compal Communications, Inc.................................  71,000   63,233
   Compal Electronics, Inc.................................... 806,086  507,042
   Compeq Manufacturing Co., Ltd.............................. 254,000   93,716
   Continental Holdings Corp.................................. 125,000   44,910
  *Coretronic Corp............................................ 158,000  114,418
  *Cosmos Bank Taiwan.........................................  57,000   13,632
   Coxon Precise Industrial Co., Ltd..........................  19,000   35,991
   CSBC Corp. Taiwan..........................................  94,440   54,939
   CTCI Corp..................................................  67,555  134,241
   CviLux Corp................................................  11,329   15,920
   Cyberlink Corp.............................................  15,034   54,253
   Cybertan Technology, Inc...................................  52,576   36,662
   Da Cin Construction Co., Ltd...............................  41,000   26,578
   Dah Fung CATV Co., Ltd.....................................   3,300    6,112
   Darfon Electronics Corp....................................  54,000   30,648
   Delpha Construction Co., Ltd...............................  60,639   18,238
   Delta Electronics, Inc..................................... 100,521  342,887
   Depo Auto Parts Industrial Co., Ltd........................  24,000   50,070
   DFI, Inc...................................................  46,460   35,054
  *Dimerco Express Corp.......................................  34,000   21,423
   D-Link Corp................................................ 147,329   82,653
   Dynamic Electronics Co., Ltd...............................  57,006   17,875
  *Dynapack International Technology Corp.....................  24,000   87,056
  #E Ink Holdings, Inc........................................ 142,000  114,221
   E.Sun Financial Holding Co., Ltd........................... 958,460  479,641
  *Eastern Media International Corp........................... 263,750   34,717
   Eclat Textile Co., Ltd.....................................  22,980   67,906
   Elan Microelectronics Corp.................................  46,370   71,635
   E-LIFE MALL Corp., Ltd.....................................  13,000   29,004
   Elite Advanced Laser Corp..................................  22,000   24,584
   Elite Material Co., Ltd....................................  73,909   73,026
  #Elite Semiconductor Memory Technology, Inc.................  56,000   37,128
   Elitegroup Computer Systems Co., Ltd....................... 198,782   53,777
   eMemory Technology, Inc....................................  23,000   43,654
   ENG Electric Co., Ltd......................................  26,000   21,271
   EnTie Commercial Bank...................................... 189,500   91,403
  *Episil Technologies, Inc................................... 116,000   29,774
   Epistar Corp............................................... 166,433  264,389
   Eternal Chemical Co., Ltd.................................. 141,721  110,235
  *E-Ton Solar Tech Co., Ltd..................................  56,000   17,061
  *Etron Technology Inc.......................................  53,000   12,162
  *Eva Airways Corp........................................... 301,533  174,790
  *Everest Textile Co., Ltd...................................  83,000   21,388
   Evergreen International Storage & Transport Corp........... 136,000   83,891
  *Evergreen Marine Corp., Ltd................................ 422,799  217,608
   Everlight Chemical Industrial Corp......................... 101,430   61,366
   Everlight Electronics Co., Ltd.............................  91,149   94,989
   Excelsior Medical Co., Ltd.................................  19,800   36,141
   Far Eastern Department Stores Co., Ltd..................... 160,108  150,493
   Far Eastern International Bank............................. 341,957  125,791

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares   Value++
                                                             --------- --------
TAIWAN -- (Continued)
  #Far Eastern New Century Corp.............................   474,275 $490,330
   Far EasTone Telecommunications Co., Ltd..................    95,000  219,293
   Faraday Technology Corp..................................    71,738   87,759
   Farglory Land Development Co., Ltd.......................    82,000  137,982
   Federal Corp.............................................   106,477   68,685
   Feng Hsin Iron & Steel Co., Ltd..........................    77,550  122,576
   Feng Tay Enterprise Co., Ltd.............................    63,038   70,740
  *Firich Enterprises Co., Ltd..............................    31,270   36,063
   First Financial Holding Co., Ltd......................... 1,225,303  695,161
   First Hotel..............................................    59,360   38,374
   First Insurance Co., Ltd.................................    93,606   47,190
   First Steamship Co., Ltd.................................    44,000   33,934
   FLEXium Interconnect, Inc................................    21,377   86,914
   Flytech Technology Co., Ltd..............................    12,704   26,335
   Forhouse Corp............................................    81,000   39,449
   Formosa Advanced Technologies Co., Ltd...................    28,000   14,843
   Formosa Chemicals & Fiber Co., Ltd.......................   240,610  569,391
  *Formosa Epitaxy, Inc.....................................    88,000   57,720
   Formosa International Hotels Corp........................     5,286   56,466
  #Formosa Petrochemical Corp...............................    65,000  188,938
   Formosa Plastics Corp....................................   302,360  823,066
   Formosa Taffeta Co., Ltd.................................   175,000  154,138
   Formosan Rubber Group, Inc...............................   113,000   76,389
   Formosan Union Chemical Corp.............................    68,266   38,122
   Founding Construction & Development Co., Ltd.............    57,149   34,773
   Foxconn Technology Co., Ltd..............................    79,840  276,859
  *Froch Enterprise Co., Ltd................................     2,000      676
   FSP Technology, Inc......................................    29,349   25,898
   Fubon Financial Holding Co., Ltd.........................   647,896  663,791
   Fullerton Technology Co., Ltd............................    15,000   11,930
  *Fulltech Fiber Glass Corp................................    58,000   25,459
   Fwusow Industry Co., Ltd.................................    30,282   15,644
   G Shank Enterprise Co., Ltd..............................    24,000   13,503
   Gamania Digital Entertainment Co., Ltd...................    43,000   36,603
   Gemtek Technology Corp...................................    60,574   59,653
  *Genesis Photonics, Inc...................................    40,267   27,457
   Genius Electronic Optical Co., Ltd.......................     5,000   33,471
   GeoVision, Inc...........................................     7,928   29,811
   Getac Technology Corp....................................    98,000   44,220
   Giant Manufacturing Co., Ltd.............................    33,287  171,934
  *Giantplus Technology Co., Ltd............................    59,000   16,816
   Gigabyte Technology Co., Ltd.............................   144,000  118,681
   Gigastorage Corp.........................................    75,213   39,558
  *Gintech Energy Corp......................................    74,703   53,621
   Global Brands Manufacture, Ltd...........................    31,666   10,790
   Global Mixed Mode Technology, Inc........................    15,000   48,288
   Global Unichip Corp......................................    19,000   60,207
   Globe Union Industrial Corp..............................    53,552   23,179
   Gloria Material Technology Corp..........................   100,000   78,597
  *Gold Circuit Electronics, Ltd............................   102,263   19,340
   Goldsun Development & Construction Co., Ltd..............   296,730  104,515
   Good Will Instrument Co., Ltd............................     5,512    3,312
   Grand Pacific Petrochemical Corp.........................   213,000  109,602
   Grape King, Inc..........................................    26,000   59,979
   Great China Metal Industry Co., Ltd......................    25,000   27,405
   Great Taipei Gas Co., Ltd................................    78,000   50,849
   Great Wall Enterprise Co., Ltd...........................    79,834   68,262
  *Green Energy Technology, Inc.............................    90,537   43,334
  *G-Tech Optoelectronics Corp..............................    23,000   55,728
  *GTM Corp.................................................    39,000   17,533
   Hannstar Board Corp......................................    48,681   22,795

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
TAIWAN -- (Continued)
  *HannStar Display Corp.................................... 551,500 $   43,501
  *HannsTouch Solution, Inc................................. 161,061     44,828
   Harvatek Corp............................................  44,230     16,632
   Highwealth Construction Corp.............................  75,462    109,916
   Hiti Digital, Inc........................................   7,559      3,117
   Hitron Technologies, Inc.................................  78,000     38,398
  #Hiwin Technologies Corp..................................  18,291    117,468
  *Ho Tung Holding Corp..................................... 133,502     66,243
   Hocheng Corp.............................................  38,300     11,504
   Holiday Entertainment Co., Ltd...........................  25,000     34,542
   Holtek Semiconductor, Inc................................  41,000     40,529
   Holy Stone Enterprise Co., Ltd...........................  60,000     48,440
   Hon Hai Precision Industry Co., Ltd...................... 703,142  2,131,953
   Hon Hai Precision Industry Co., Ltd. GDR.................  59,043    358,096
   Hong Tai Electric Industrial Co., Ltd....................   9,000      2,910
  *Horizon Securities Co., Ltd..............................  23,000      5,195
  *Hota Industrial Manufacturing Co., Ltd...................  26,000     15,500
   Hotai Motor Co., Ltd.....................................  18,000    128,020
   Howarm Construction Co., Ltd.............................  22,000     16,557
   Hsin Kuang Steel Co., Ltd................................  44,788     25,659
  #HTC Corp.................................................  83,660    603,705
   Hu Lane Associate, Inc...................................  11,000     17,434
  *Hua Eng Wire & Cable Co., Ltd............................ 157,000     57,191
   Hua Nan Financial Holding Co., Ltd....................... 874,209    458,879
   Huaku Development Co., Ltd...............................  43,465     88,420
   Huang Hsiang Construction Co.............................  25,000     59,002
   Hung Poo Real Estate Development Corp....................  56,609     52,130
   Hung Sheng Construction Co., Ltd......................... 153,000     82,688
   Ibase Technology, Inc....................................  12,000     14,150
  *Ichia Technologies, Inc..................................  85,897     33,180
  *I-Chiun Precision Industry Co., Ltd......................  53,000     31,701
  *ICP Electronics, Inc.....................................  33,800     42,009
   ILI Technology Corp......................................  15,000     45,932
  *Infortrend Technology, Inc...............................  46,798     24,473
 #*Inotera Memories, Inc.................................... 481,000     65,227
  *Integrated Memory Logic, Ltd.............................   9,895     32,652
  *International Games System Co., Ltd......................  12,000     42,930
   Inventec Corp............................................ 522,181    178,417
   I-Sheng Electric Wire & Cable Co., Ltd...................  19,000     25,658
  *ITE Technology, Inc......................................  59,000     42,051
   ITEQ Corp................................................  49,299     51,503
  *J Touch Corp.............................................  48,000     31,855
   Jentech Precision Industrial Co., Ltd....................  18,000     36,422
  *Jess-Link Products Co., Ltd..............................  35,500     27,892
  *Jih Sun Financial Holdings Co., Ltd......................  96,000     25,017
   Johnson Health Tech Co., Ltd.............................  17,085     41,453
  *K Laser Technology, Inc..................................   7,000      2,550
  *Kao Hsing Chang Iron & Steel Corp........................ 140,000     28,333
   Kaulin Manufacturing Co., Ltd............................  39,000     21,874
   Kee Tai Properties Co., Ltd..............................  68,226     44,337
   Kenda Rubber Industrial Co., Ltd.........................  82,733     96,170
  *Kenmec Mechanical Engineering Co., Ltd...................  61,000     17,369
   Kerry TJ Logistics Co., Ltd..............................  58,000     92,430
   King Slide Works Co., Ltd................................   6,050     33,926
   King Yuan Electronics Co., Ltd........................... 271,529    147,544
   Kingdom Construction Co., Ltd............................  65,000     41,717
  *King's Town Bank......................................... 171,000    116,897
   King's Town Construction Co., Ltd........................  61,126     58,910
   Kinik Co., Ltd...........................................  14,000     19,045
   Kinko Optical Co., Ltd...................................  37,000     48,878
   Kinpo Electronics, Inc................................... 281,028     56,522

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
TAIWAN -- (Continued)
   Kinsus Interconnect Technology Corp........................  38,009 $104,285
   KS Terminals, Inc..........................................  23,760   17,277
   Kung Long Batteries Industrial Co., Ltd....................  14,000   28,189
   Kuoyang Construction Co., Ltd..............................  86,000   38,967
  *Kwong Fong Industries Corp.................................  99,800   54,931
  *KYE Systems Corp...........................................  81,000   23,264
   L&K Engineering Co., Ltd...................................  24,000   22,621
   Lan Fa Textile Co., Ltd....................................  78,277   20,852
   Largan Precision Co., Ltd..................................  11,306  240,459
   LCY Chemical Corp..........................................  98,799  102,029
   Leader Electronics, Inc....................................   6,602    3,646
   Leadtrend Technology Corp..................................   4,159    6,484
   Lealea Enterprise Co., Ltd................................. 166,438   58,289
   Lee Chi Enterprises Co., Ltd...............................  40,000   14,769
  *Leofoo Development Co., Ltd................................  56,000   28,909
   Les Enphants Co., Ltd......................................  53,901   37,317
  *Li Peng Enterprise Co., Ltd................................  72,768   20,589
   Lien Hwa Industrial Corp................................... 101,728   63,738
   Lingsen Precision Industries, Ltd..........................  89,000   42,896
   LITE-ON IT Corp............................................  97,388   81,602
   Lite-On Semiconductor Corp.................................  69,000   29,483
   Lite-On Technology Corp.................................... 391,533  498,115
  *Long Bon International Co., Ltd............................  47,000   30,710
  *Long Chen Paper Co., Ltd................................... 122,969   31,508
  *Longwell Co................................................  40,000   40,476
   Lotes Co., Ltd.............................................  15,631   46,961
   Lumax International Corp., Ltd.............................  17,325   32,884
   Lung Yen Life Service Corp.................................   3,000    9,259
   Macroblock, Inc............................................   5,000   18,572
   Macronix International Co., Ltd............................ 871,048  226,295
  *Makalot Industrial Co., Ltd................................  29,000   87,531
   Marketech International Corp...............................  23,000   11,246
   Masterlink Securities Corp................................. 263,000   76,761
  *Mayer Steel Pipe Corp......................................  37,259   14,026
   Media Tek, Inc.............................................  54,360  603,009
   Mega Financial Holding Co., Ltd............................ 911,452  662,072
   Mercuries & Associates, Ltd................................  58,500   49,989
   Mercuries Data Systems, Ltd................................  18,000    5,044
   Merida Industry Co., Ltd...................................  25,300   96,906
   Merry Electronics Co., Ltd.................................  38,850   45,819
   Microbio Co., Ltd..........................................  40,470   39,730
  *Microelectronics Technology, Inc........................... 114,947   43,586
  *Microlife Corp.............................................   4,000    6,586
   Micro-Star International Co., Ltd.......................... 233,233  105,309
   Min Aik Technology Co., Ltd................................  25,000   67,332
   Mirle Automation Corp......................................  41,046   26,050
   Mitac International Corp................................... 298,966   98,826
  *Mosel Vitelic, Inc.........................................  16,000    1,002
 #*Motech Industries, Inc.....................................  97,000   74,714
   MPI Corp...................................................  15,000   22,083
   Nak Sealing Technologies Corp..............................  16,000   25,810
   Namchow Chemical Industrial Co., Ltd.......................  42,000   40,118
   Nan Ya Plastic Corp........................................ 356,450  627,798
  #Nan Ya Printed Circuit Board Corp..........................  42,072   48,242
  #Nankang Rubber Tire Co., Ltd...............................  85,139   98,342
   Nantex Industry Co., Ltd...................................  49,200   31,409
  *Nanya Technology Corp......................................  28,000    1,340
   National Petroleum Co., Ltd................................  49,000   49,126
  *Neo Solar Power Corp....................................... 104,000   50,104
   Newmax Technology Co., Ltd.................................  15,000   21,107
   Nien Hsing Textile Co., Ltd................................  77,396   52,976

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares   Value++
                                                             --------- --------
TAIWAN -- (Continued)
   Novatek Microelectronics Corp............................    76,000 $285,831
  *Ocean Plastics Co., Ltd..................................    32,000   25,732
   OptoTech Corp............................................   133,000   49,312
  *Orient Semiconductor Electronics, Ltd....................    68,000    9,299
   Oriental Union Chemical Corp.............................   104,821  111,128
   Orise Technology Co., Ltd................................    29,000   32,151
  *Pan Jit International, Inc...............................   107,000   35,473
  *Pan-International Industrial Corp........................   101,654   83,872
   Paragon Technologies Co., Ltd............................    10,656   12,283
   PChome Online, Inc.......................................     9,000   40,688
 #*Pegatron Corp............................................   310,037  390,884
   Phihong Technology Co., Ltd..............................    62,584   40,960
   Phison Electronics Corp..................................    13,000   99,735
  *Pihsiang Machinery Manufacturing Co., Ltd................    27,000   31,917
  *Pixart Imaging, Inc......................................    20,030   41,425
   Polytronics Technology Corp..............................     4,000    6,977
  *Portwell, Inc............................................    16,000   15,318
   Pou Chen Corp............................................   457,144  462,142
  *Power Quotient International Co., Ltd....................    48,000   20,009
   Powercom Co., Ltd........................................    13,660    3,048
  *Powertech Industrial Co., Ltd............................    16,000   10,292
   Powertech Technology, Inc................................   162,400  251,933
   President Chain Store Corp...............................    42,000  207,571
  *President Securities Corp................................   176,932   95,306
   Prime Electronics and Satellitics, Inc...................    19,000   16,635
   Prince Housing & Development Corp........................   173,239  116,386
   Promate Electronic Co., Ltd..............................    30,000   23,969
  *Promise Technology, Inc..................................    31,000   11,655
 #*Qisda Corp...............................................   458,439   98,727
   Quanta Computer, Inc.....................................   179,715  410,160
  *Quanta Storage, Inc......................................    48,000   28,525
   Quintain Steel Co., Ltd..................................    74,998   16,024
   Radiant Opto-Electronics Corp............................    49,490  205,553
  #Radium Life Tech Corp....................................   131,086   81,502
  #Realtek Semiconductor Corp...............................   100,266  188,500
   Rechi Precision Co., Ltd.................................    39,140   27,908
  *Rich Development Co., Ltd................................   109,000   52,777
   Richtek Technology Corp..................................    16,537   89,894
 #*Ritek Corp...............................................   658,117   67,268
  #Ruentex Development Co., Ltd.............................   103,980  174,146
   Ruentex Industries, Ltd..................................    75,186  169,381
   Sampo Corp...............................................   140,000   43,274
   San Fang Chemical Industry Co., Ltd......................    45,168   35,616
  *San Shing Fastech Corp...................................    10,000   14,553
  *Sanyang Industrial Co., Ltd..............................   191,684  121,879
   Sanyo Electric Taiwan Co., Ltd...........................     8,000    8,088
   SDI Corp.................................................    13,000    8,555
   Senao International Co., Ltd.............................     9,000   29,274
  *Sercomm Corp.............................................    49,000   65,820
   Sesoda Corp..............................................    26,000   27,484
   Sheng Yu Steel Co., Ltd..................................    49,000   30,013
   ShenMao Technology, Inc..................................    15,435   16,645
   Shih Wei Navigation Co., Ltd.............................    54,000   44,534
   Shihlin Electric & Engineering Corp......................    84,000   99,734
  *Shihlin Paper Corp.......................................    10,000   15,286
  *Shin Kong Financial Holding Co., Ltd..................... 1,400,589  362,320
  #Shin Zu Shing Co., Ltd...................................    25,149   86,847
  *Shining Building Business Co., Ltd.......................    51,060   35,401
   Shinkong Insurance Co., Ltd..............................    46,000   29,358
   Shinkong Synthetic Fibers Co., Ltd.......................   334,191  102,469
  *Shuttle, Inc.............................................    77,000   26,198

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares   Value++
                                                             --------- --------
TAIWAN -- (Continued)
   Sigurd Microelectronics Corp.............................    98,559 $ 81,742
  *Silicon Integrated Systems Corp..........................   179,126   65,538
   Siliconware Precision Industries Co......................    71,000   68,993
   Siliconware Precision Industries Co. Sponsored ADR.......    59,189  284,107
   Silitech Technology Corp.................................    24,450   36,354
   Simplo Technology Co., Ltd...............................    31,000  152,895
   Sinbon Electronics Co., Ltd..............................    42,000   36,836
   Sincere Navigation Corp..................................    74,350   62,310
   Sinkong Textile Co., Ltd.................................    35,800   42,979
   Sinmag Equipment Corp....................................     4,000   16,504
  *Sino-American Silicon Products, Inc......................    50,000   48,241
   Sinon Corp...............................................    48,000   21,021
   SinoPac Financial Holdings Co., Ltd...................... 1,378,308  532,559
   Sinyi Realty Co., Ltd....................................    28,119   37,615
  *Sirtec International Co., Ltd............................    35,000   38,885
   Sitronix Technology Corp.................................    24,434   30,605
  *Soft-World International Corp............................    22,000   33,514
   Solar Applied Materials Technology Co....................    65,000   72,435
  *Solytech Enterprise Corp.................................    32,000    9,297
   Sonix Technology Co., Ltd................................    28,000   34,624
   Southeast Cement Co., Ltd................................   137,000   59,735
   Sporton International, Inc...............................     3,000    6,809
  *St. Shine Optical Co., Ltd...............................     5,000   65,306
   Standard Foods Taiwan, Ltd...............................    29,547   75,643
   Stark Technology, Inc....................................    20,000   16,449
   Sunonwealth Electric Machine Industry Co., Ltd...........    30,000   17,961
   Sunrex Technology Corp...................................    57,028   23,906
   Sunspring Metal Corp.....................................     6,000    5,512
   Super Dragon Technology Co., Ltd.........................     8,000    6,350
   Supreme Electronics Co., Ltd.............................    45,000   16,392
   Sweeten Construction Co., Ltd............................     9,000    4,917
   Syncmold Enterprise Corp.................................    16,000   27,565
  #Synnex Technology International Corp.....................   135,874  287,211
   Ta Chen Stainless Pipe Co., Ltd..........................   124,311   60,189
  *Ta Chong Bank, Ltd.......................................   336,604  105,571
   Ta Ya Electric Wire & Cable Co., Ltd.....................   152,174   35,035
   Tah Hsin Industrial Corp.................................    50,000   47,024
   TA-I Technology Co., Ltd.................................    56,159   31,883
   Taichung Commercial Bank.................................   334,667  105,867
  *Taiflex Scientific Co., Ltd..............................    38,000   39,674
   Tainan Enterprises Co., Ltd..............................    22,000   21,372
   Tainan Spinning Co., Ltd.................................   260,951  115,089
   Taishin Financial Holdings Co., Ltd...................... 1,477,597  527,834
  #Taisun Enterprise Co., Ltd...............................    91,670   48,894
   Taita Chemical Co., Ltd..................................    63,000   18,639
   Taiwan Acceptance Corp...................................    16,000   34,341
  *Taiwan Business Bank.....................................   725,501  201,646
   Taiwan Cement Corp.......................................   480,375  615,099
   Taiwan Cogeneration Corp.................................    76,077   48,791
   Taiwan Cooperative Financial Holding, Ltd................   833,058  433,063
   Taiwan Fertilizer Co., Ltd...............................   146,000  347,466
   Taiwan Fire & Marine Insurance Co., Ltd..................    53,520   37,534
   Taiwan Fu Hsing Industrial Co., Ltd......................    30,000   23,718
  #Taiwan Glass Industry Corp...............................   174,532  166,776
   Taiwan Hon Chuan Enterprise Co., Ltd.....................    42,054   89,465
  *Taiwan Kolin Co., Ltd....................................   292,000       --
  *Taiwan Land Development Corp.............................   156,128   60,790
  *Taiwan Life Insurance Co., Ltd...........................    91,425   54,204
   Taiwan Line Tek Electronic Co., Ltd......................    24,000   24,254
   Taiwan Mask Corp.........................................   120,700   38,198
   Taiwan Mobile Co., Ltd...................................    97,800  341,186

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
TAIWAN -- (Continued)
   Taiwan Navigation Co., Ltd.............................    40,000 $   31,356
   Taiwan Paiho Co., Ltd..................................    56,068     30,584
  *Taiwan PCB Techvest Co., Ltd...........................    52,000     71,855
  #Taiwan Prosperity Chemical Corp........................    22,000     25,129
   Taiwan Pulp & Paper Corp...............................    78,000     22,863
   Taiwan Sakura Corp.....................................    49,000     26,140
   Taiwan Secom Co., Ltd..................................    30,000     63,841
  *Taiwan Semiconductor Co., Ltd..........................    33,000     14,103
  #Taiwan Semiconductor Manufacturing Co., Ltd............ 1,281,214  3,903,936
   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR..................................................    45,700    726,630
  *Taiwan Styrene Monomer Corp............................   134,528     34,091
  *Taiwan Surface Mounting Technology Co., Ltd............    53,000     78,611
   Taiwan Tea Corp........................................   156,648     75,747
  *Taiwan Union Technology Corp...........................    50,000     24,133
   Taiyen Biotech Co., Ltd................................    24,000     16,012
  *Tatung Co., Ltd........................................   506,128    116,079
   Teco Electric & Machinery Co., Ltd.....................   421,000    285,846
   Test Research, Inc.....................................    33,558     54,835
   Test-Rite International Co., Ltd.......................    93,568     69,292
   Thinking Electronic Industrial Co., Ltd................    18,000     17,138
   Thye Ming Industrial Co., Ltd..........................    45,000     42,724
   Ton Yi Industrial Corp.................................   148,300     83,439
   Tong Hsing Electronic Industries, Ltd..................    19,009     65,907
   Tong Yang Industry Co., Ltd............................    76,259     61,458
   Tong-Tai Machine & Tool Co., Ltd.......................    52,235     38,948
   Topco Scientific Co., Ltd..............................    34,104     50,393
  *Topco Technologies Corp................................     8,000     16,103
   Topoint Technology Co., Ltd............................    22,099     12,434
   Transcend Information, Inc.............................    26,890     67,588
   Tripod Technology Corp.................................    77,170    149,002
   Tsann Kuen Enterprise Co., Ltd.........................    15,000     31,000
   TSRC Corp..............................................    72,050    146,982
   TTET Union Corp........................................    36,000     61,304
   Tung Ho Steel Enterprise Corp..........................   152,654    144,654
   Tung Thih Electronic Co., Ltd..........................    21,000     48,376
   TXC Corp...............................................    44,204     76,773
   TYC Brother Industrial Co., Ltd........................    92,091     32,713
  *Tycoons Group Enterprise Co., Ltd......................    48,000      7,256
  *Tyntek Corp............................................    38,624      8,360
  *Tze Shin International Co., Ltd........................    38,850     18,553
   U-Ming Marine Transport Corp...........................    86,000    130,306
  #Unimicron Technology Corp..............................   293,312    299,691
  *Union Bank of Taiwan...................................   145,603     49,814
   Uni-President Enterprises Corp.........................   252,687    446,096
   Unitech Printed Circuit Board Corp.....................   188,979     55,357
   United Integration Service Co., Ltd....................    64,000     56,129
   United Microelectronics Corp........................... 1,624,081    602,200
  #United Microelectronics Corp. Sponsored ADR............   146,700    275,796
  *Unity Opto Technology Co., Ltd.........................    47,593     38,631
   Universal Cement Corp..................................   117,000     55,831
   Unizyx Holding Corp....................................   120,118     48,874
   UPC Technology Corp....................................   157,240     80,950
   USI Corp...............................................   164,372    123,662
  *Vanguard International Semiconductor Corp..............   166,000    107,534
   Ve Wong Corp...........................................     5,000      3,302
  *Via Technologies, Inc..................................    76,998     35,254
   Visual Photonics Epitacy Co., Ltd......................    33,676     35,277
  *Wafer Works Corp.......................................    66,000     26,090
  *Wah Hong Industrial Corp...............................    12,000     16,572
   Wah Lee Industrial Corp................................    42,000     53,724
  *Walsin Lihwa Corp......................................   766,000    209,424

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
TAIWAN -- (Continued)
  *Walsin Technology Corp., Ltd..........................   152,699 $    33,876
  *Walton Advanced Engineering, Inc......................    76,000      19,845
  *Wan Hai Lines Co., Ltd................................   220,247     107,667
   WAN HWA Enterprise Co., Ltd...........................    10,000       4,892
   Waterland Financial Holdings Co., Ltd.................    64,308      19,449
  *Ways Technical Corp., Ltd.............................    16,000      29,184
   Wei Chuan Foods Corp..................................    66,000      70,203
  *Wei Mon Industry Co., Ltd.............................    97,000      46,148
   Weikeng Industrial Co., Ltd...........................    51,750      36,026
   Well Shin Technology Co., Ltd.........................     8,160      11,194
  *Wellypower Optronics Corp.............................    14,000       5,432
  *Weltrend Semiconductor, Inc...........................    59,000      20,771
 #*Win Semiconductors Corp...............................    64,000      65,343
  *Winbond Electronics Corp..............................   805,000     108,364
  *Wintek Corp...........................................   423,871     167,238
   Wisdom Marine Lines Co., Ltd..........................    18,000      23,516
  #Wistron Corp..........................................   404,320     387,865
   Wistron NeWeb Corp....................................    33,490      49,788
   WPG Holdings, Ltd.....................................   224,847     271,200
   WT Microelectronics Co., Ltd..........................    70,111      84,740
  *WUS Printed Circuit Co., Ltd..........................    75,000      30,386
  *Yageo Corp............................................   484,000     139,999
   YC INOX Co., Ltd......................................    77,000      40,558
   Yem Chio Co., Ltd.....................................    76,739      54,475
   YFY, Inc..............................................   281,891     114,748
   Yieh Phui Enterprise Co., Ltd.........................   196,881      54,835
   Young Fast Optoelectronics Co., Ltd...................    26,298      45,043
   Young Optics, Inc.....................................    11,000      24,282
  *Youngtek Electronics Corp.............................    21,057      43,254
   Yuanta Financial Holding Co., Ltd..................... 1,506,735     679,940
   Yulon Motor Co., Ltd..................................   146,783     255,656
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.......    25,362      47,904
   Yung Tay Engineering Co., Ltd.........................    59,000     117,508
   Zeng Hsing Industrial Co., Ltd........................     6,000      20,172
   Zenitron Corp.........................................    40,000      24,215
   Zig Sheng Industrial Co., Ltd.........................   112,110      34,183
   Zinwell Corp..........................................    78,010      62,938
   Zippy Technology Corp.................................     8,000       5,580
                                                                    -----------
TOTAL TAIWAN.............................................            60,398,016
                                                                    -----------
THAILAND -- (3.1%)
   A.J. Plast PCL (Foreign)..............................    18,700       9,213
   Advance Info Service PCL (Foreign)....................    61,700     397,577
   Airports of Thailand PCL (Foreign)....................    69,100     184,868
   Amata Corp. PCL (Foreign).............................    70,800      35,573
   Asia Plus Securities PCL (Foreign)....................   671,700      49,967
   Asian Property Development PCL (Foreign)..............   221,520      62,878
   Bangchak Petroleum PCL (Foreign)......................   168,400     144,225
   Bangkok Aviation Fuel Services PCL (Foreign)..........   142,700      77,286
   Bangkok Bank PCL (Foreign)............................    76,000     448,809
   Bangkok Bank PCL (Foreign) NVDR.......................    26,100     150,724
   Bangkok Expressway PCL (Foreign)......................    89,100      80,670
   Bangkok Life Assurance PCL (Foreign) NVDR.............    87,500     120,616
  *Bangkok Metro PCL (Foreign)...........................   868,600      18,987
   Bangkokland PCL (Foreign)............................. 2,274,000      97,934
   Bank of Ayudhya PCL (Foreign).........................   283,500     277,488
   Bank of Ayudhya PCL (Foreign) NVDR....................   131,900     127,330
   Banpu Coal, Ltd. (Foreign) NVDR.......................     2,100      26,858
   Banpu PCL (Foreign)...................................    20,400     266,232
   BEC World PCL (Foreign)...............................    55,000     105,873
   Big C Supercenter PCL (Foreign).......................    22,000     136,378

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares   Value++
                                                             --------- --------
THAILAND -- (Continued)
   Big C Supercenter PCL (Foreign) NVDR.....................     3,200 $ 19,576
   Cal-Comp Electronics (Thailand) PCL (Foreign)............   471,000   40,876
   Central Pattana PCL (Foreign)............................   100,000  231,648
   Central Plaza Hotel PCL (Foreign)........................   110,000   69,984
   CH Karnchang PCL (Foreign)...............................   105,700   29,830
   Charoen Pokphand Foods PCL (Foreign).....................   318,793  366,638
   CP ALL PCL (Foreign).....................................   227,000  294,396
   Delta Electronics Thailand PCL (Foreign).................   113,100  107,934
   Dhipaya Insurance PCL (Foreign)..........................     8,900    7,332
   Diamond Building Products PCL (Foreign)..................    58,500   14,983
   Dynasty Ceramic PCL (Foreign)............................    14,900   23,091
   Eastern Water Resources Development & Management PCL
     (Foreign)..............................................    97,700   40,483
   Erawan Group PCL (Foreign)...............................   142,700   15,923
   Esso (Thailand) PCL (Foreign)............................   291,000  102,538
  *G J Steel PCL (Foreign).................................. 4,563,000   20,842
  *GFPT PCL (Foreign).......................................   112,000   26,675
   Glow Energy PCL (Foreign)................................    89,800  209,484
  *GMM Grammy PCL (Foreign).................................    31,800   20,024
  *Golden Land Property PCL (Foreign).......................    54,000   13,918
   Hana Microelectronics PCL (Foreign)......................    60,501   43,426
   Hermraj Land & Development PCL (Foreign).................   443,300   45,415
   Home Product Center PCL (Foreign)........................   247,199   91,943
   ICC International PCL (Foreign)..........................    27,800   37,641
   IRPC PCL (Foreign)....................................... 1,650,100  231,499
  *Italian-Thai Development PCL (Foreign) NVDR..............   269,100   35,470
   Jasmine International PCL (Foreign)......................   643,800  101,664
   Kasikornbank PCL (Foreign)...............................   123,800  727,047
   Kasikornbank PCL (Foreign) NVDR..........................    50,100  292,591
   Khon Kaen Sugar Industry PCL (Foreign)...................   111,600   49,155
   Kiatnakin Bank PCL (Foreign).............................    56,700   82,321
   Krung Thai Bank PCL (Foreign)............................   927,850  547,931
  *Krungthai Card PCL (Foreign).............................    40,200   35,741
   Land & Houses PCL (Foreign)..............................   323,000   90,630
   Land & Houses PCL (Foreign) NVDR.........................   435,700  122,252
   Lanna Resources PCL (Foreign)............................    44,800   35,811
   Loxley PCL (Foreign).....................................   127,400   19,287
   LPN Development PCL (Foreign)............................   153,400   90,589
   Major Cineplex Group PCL (Foreign).......................    87,900   56,497
   MBK PCL (Foreign)........................................    25,100   90,491
   MCOT PCL (Foreign).......................................    51,300   56,070
  *Minor International PCL (Foreign)........................   181,060  108,104
   Polyplex PCL (Foreign)...................................    52,800   23,773
   Precious Shipping PCL (Foreign)..........................    66,700   29,161
   Preuksa Real Estate PCL (Foreign)........................   164,000  104,874
   Property Perfect PCL (Foreign)...........................   471,500   17,076
   PTT Exploration & Production PCL (Foreign)...............   131,200  710,577
   PTT Global Chemical PCL (Foreign)........................   257,656  512,790
   PTT PCL (Foreign)........................................    82,100  851,804
   PTT PCL (Foreign) NVDR...................................    28,700  297,768
   Quality Houses PCL (Foreign)............................. 1,345,983   93,977
   Ratchaburi Electricity Generating Holding PCL (Foreign)..    80,400  141,651
  *Regional Container Lines PCL (Foreign)...................    84,500   19,299
  *Robinson Department Store PCL (Foreign)..................    55,000  109,013
  *Rojana Industrial Park PCL (Foreign).....................   112,900   35,546
   Saha-Union PCL (Foreign).................................    19,200   23,804
  *Sahaviriya Steel Industries PCL (Foreign)................ 1,219,500   26,260
   Samart Corp. PCL (Foreign)...............................   133,000   48,600
   Samart I-Mobile PCL (Foreign)............................   235,900   16,779
   Samart Telcoms PCL (Foreign).............................    33,200   20,797
   Sansiri PCL (Foreign)....................................   811,500   81,547
   SC Asset Corp. PCL (Foreign).............................    82,200   51,492

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value++
                                                          --------- -----------
THAILAND -- (Continued)
   Siam Cement PCL (Foreign) (The).......................    10,000 $   135,726
   Siam Cement PCL (Foreign) NVDR (The)..................    16,600     202,558
   Siam City Cement PCL (Foreign)........................    11,900     165,396
   Siam Commercial Bank PCL (Foreign)....................   140,200     736,450
   Siam Future Development PCL (Foreign).................   150,750      37,380
   Siam Makro PCL (Foreign)..............................     9,600     144,078
   Siamgas & Petrochemicals PCL (Foreign)................    86,000      40,685
   Sino-Thai Engineering & Construction PCL (Foreign)....    65,100      45,453
   SNC Former PCL (Foreign)..............................    12,300       9,270
   Somboon Advance Technology PCL (Foreign)..............    34,200      31,522
   Sri Trang Agro Industry PCL (Foreign).................   102,000      52,581
   STP & I PCL (Foreign).................................    25,600      47,608
   Supalai PCL (Foreign).................................    78,600      49,237
   Supalai PCL (Foreign) NVDR............................    30,000      18,793
  *SVI PCL (Foreign).....................................    46,500       5,917
  *Tata Steel (Thailand) PCL (Foreign)...................   685,600      17,895
  *Thai Airways International PCL (Foreign)..............   231,500     174,475
   Thai Oil PCL (Foreign)................................   141,200     307,507
   Thai Stanley Electric PCL (Foreign)...................     7,000      49,788
   Thai Tap Water Supply PCL (Foreign)...................   310,100      79,928
   Thai Union Frozen Products PCL (Foreign)..............    79,158     185,950
   Thai Vegetable Oil PCL (Foreign)......................   115,700      92,862
  *Thaicom PCL (Foreign).................................    94,800      68,046
   Thai-German Ceramic Industry PCL (Foreign)............    18,100       2,622
   Thanachart Capital PCL (Foreign)......................   128,400     155,002
   Thoresen Thai Agencies PCL (Foreign)..................    45,310      23,653
   Ticon Industrial Connection PCL (Foreign).............    56,137      23,993
  *Tipco Asphalt PCL (Foreign)...........................    10,500      15,759
   Tisco Financial Group PCL (Foreign)...................    59,100      86,288
   TMB Bank PCL (Foreign)................................ 3,352,700     201,271
   Total Access Communication PCL (Foreign) NVDR.........   107,100     303,130
   TPI Polene PCL (Foreign)..............................   260,500     119,838
  *True Corp. PCL (Foreign).............................. 1,106,047     184,040
   Univanich Palm Oil PCL (Foreign)......................     1,300       4,029
   Vanachai Group PCL (Foreign)..........................    83,100      13,177
   Vinythai PCL (Foreign)................................   118,300      71,019
   Workpoint Entertainment PCL (Foreign).................    30,900      30,497
                                                                    -----------
TOTAL THAILAND...........................................            14,617,247
                                                                    -----------
TURKEY -- (2.1%)
   Adana Cimento Sanayii T.A.S. Series A.................    14,649      28,857
   Akbank T.A.S..........................................   200,068     965,323
   Akcansa Cimento A.S...................................    12,105      59,615
  *Akenerji Elektrik Uretim A.S..........................    39,006      45,491
  *Akfen Holding A.S.....................................    12,351      62,581
   Aksa Akrilik Kimya Sanayii A.S........................    20,501      53,854
   Aksigorta A.S.........................................    22,654      25,548
   Alarko Holding A.S....................................    18,514      42,979
  *Albaraka Turk Katilim Bankasi A.S.....................    53,191      42,155
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S...     2,373      47,388
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S..............    78,516      40,274
  *Anadolu Cam Sanayii A.S...............................    27,780      41,556
   Anadolu Hayat Sigorta A.S.............................     9,807      24,526
   Arcelik A.S...........................................    40,863     270,073
  *Asya Katilim Bankasi A.S..............................   121,184     136,012
   Aygaz A.S.............................................        --           1
   Bagfas Bandirma Gubre Fabrikalari A.S.................     1,597      49,241
  *Banvit Bandirma Vitaminli Yem Sanayii A.S.............     8,696      17,850
   Baticim Bati Anabolu Cimento Sanayii A.S..............     4,464      16,737
   BIM BirlesikMagazalar A.S.............................     7,872     365,688
   Bizim Toptan Satis Magazalari A.S.....................     3,451      47,258

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares  Value++
                                                             ------- --------
TURKEY -- (Continued)
   Bolu Cimento Sanayii A.S.................................      -- $     --
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S............   2,700   40,522
   Bursa Cimento Fabrikasi A.S..............................   8,364   22,195
   Cimsa Cimento Sanayi ve Ticaret A.S......................  14,765   69,813
   Coca-Cola Icecek A.S.....................................   4,207   81,745
  *Dogan Gazetecilik A.S....................................       1       --
  *Dogan Sirketler Grubu Holding A.S........................ 174,452   75,892
  *Dogan Yayin Holding A.S..................................  91,280   33,094
   Dogus Otomotiv Servis ve Ticaret A.S.....................  21,854   81,275
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S..........   4,061   11,426
   Eczacibasi Yatirim Holding Ortakligi A.S.................  10,853   35,486
   EGE Seramik Sanayi ve Ticaret A.S........................  14,245   18,049
   Enka Insaat ve Sanayi A.S................................  46,562  123,657
   Eregli Demir ve Celik Fabrikalari T.A.S.................. 210,424  250,032
  *Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S.......     555   12,315
   Ford Otomotiv Sanayi A.S.................................   9,748   99,991
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.......     808   17,805
   Gentas Genel Metal Sanayi ve Ticaret A.S.................  36,786   27,079
  *Global Yatirim Holding A.S...............................  41,570   29,210
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S......   2,037   61,088
   Goodyear Lastikleri T.A.S................................   1,186   34,728
  *GSD Holding A.S..........................................  79,211   30,480
  *Gubre Fabrikalari Ticaret A.S............................   6,731   47,160
  *Gunes Sigorta A.S........................................  11,861   13,837
  *Hurriyet Gazetecilik ve Matbaacilik A.S..................  27,657   12,487
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...............  16,414   41,412
  *Is Finansal Kiralama A.S.................................  15,520    8,480
  *Izmir Demir Celik Sanayi A.S.............................  13,823   31,370
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A................................................  62,083   50,933
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B................................................  24,990   28,997
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D................................................ 138,771  102,159
   Kartonsan Karton Sanayi ve Ticaret A.S...................     114   15,389
  *Kerevitas Gida Sanayii ve Ticaret A.S....................     308    7,580
   KOC Holding A.S. Series B................................  68,736  322,932
   Konya Cimento Sanayii A.S................................     173   29,940
   Koza Altin Isletmeleri A.S...............................   4,956  107,985
  *Koza Anadolu Metal Madencilik Isletmeleri A.S............  51,130  129,816
   Mardin Cimento Sanayii ve Ticaret A.S....................   6,489   18,604
  *Marshall Boya ve Vernik A.S..............................     319    8,944
  *Menderes Tekstil Sanayi ve Ticaret A.S...................   7,162    2,396
  *Metro Ticari ve Mali Yatirimlar Holding A.S..............  47,720   12,530
  *Migros Ticaret A.S.......................................   7,692   81,725
  *Net Holding A.S..........................................  46,905   46,625
   Netas Telekomunikasyon A.S...............................   3,910   22,666
   Nuh Cimento Sanayi A.S...................................  11,342   62,159
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S....  10,976   40,296
   Petkim Petrokimya Holding A.S............................  99,323  113,610
   Pinar Entegre Et ve Un Sanayi A.S........................   5,800   18,582
   Pinar SUT Mamulleri Sanayii A.S..........................  11,026   90,070
  *Polyester Sanayi A.S.....................................  23,377   15,648
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.......  18,814   24,152
  *Sekerbank T.A.S.......................................... 112,869   96,364
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.................  43,312   51,969
  *Soda Sanayii A.S.........................................   8,073   12,529
  *TAT Konserve Sanayii A.S.................................  20,954   28,304
   TAV Havalimanlari Holding A.S............................  26,922  133,706
   Tekfen Holding A.S.......................................  46,766  169,224
  *Tekstil Bankasi A.S......................................  36,499   14,048
   Tofas Turk Otomobil Fabrikasi A.S........................  18,934  105,702
  *Trakya Cam Sanayii A.S...................................  60,621   74,177
   Tupras Turkiye Petrol Rafinerileri A.S...................  15,223  372,325

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- ------------
 TURKEY -- (Continued)
    Turcas Petrol A.S.....................................  14,767 $     23,899
    Turk Telekomunikasyon A.S.............................  31,035      121,309
    Turk Traktor ve Ziraat Makineleri A.S.................   2,086       45,631
   *Turkcell Iletisim Hizmetleri A.S......................  14,831       90,611
   *Turkcell Iletisim Hizmetleri A.S. ADR.................  20,870      317,015
    Turkiye Garanti Bankasi A.S........................... 256,845    1,227,196
    Turkiye Halk Bankasi A.S..............................  28,579      252,139
    Turkiye Is Bankasi A.S................................ 171,531      584,062
    Turkiye Sinai Kalkinma Bankasi A.S.................... 141,985      163,235
    Turkiye Sise ve Cam Fabrikalari A.S...................  96,779      141,488
    Turkiye Vakiflar Bankasi T.A.S........................ 135,378      318,884
    Ulker Biskuvi Sanayi A.S..............................  15,022       68,153
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S...............   6,835        9,762
   *Vestel Elektronik Sanayi ve Ticaret A.S...............  18,074       18,165
    Yapi Kredi Sigorta A.S................................   3,767       33,880
   *Yapi ve Kredi Bankasi A.S............................. 105,352      270,605
   *Zorlu Enerji Elektrik Uretim A.S......................  44,083       26,070
                                                                   ------------
 TOTAL TURKEY.............................................            9,817,825
                                                                   ------------
 TOTAL COMMON STOCKS......................................          425,825,836
                                                                   ------------
 PREFERRED STOCKS -- (5.4%)
 BRAZIL -- (5.3%)
    AES Tiete SA..........................................  15,933      180,977
    Alpargatas SA.........................................  17,100      129,485
    Banco ABC Brasil SA...................................  13,463       76,494
    Banco Bradesco SA Sponsored ADR....................... 281,118    4,402,308
    Banco Daycoval SA.....................................  10,300       53,705
    Banco do Estado do Rio Grande do Sul SA...............  40,069      316,638
    Banco Industrial e Comercial SA.......................  13,189       43,248
    Banco Panamericano SA.................................  30,800       70,667
    Banco Pine SA.........................................   3,311       23,149
   #Braskem SA Sponsored ADR..............................  17,858      233,583
    Centrais Eletricas Brasileiras SA Preferred Series B..   7,600       60,432
    Centrais Eletricas de Santa Catarina SA...............   6,450       94,413
    Cia Brasileira de Distribuicao Grupo Pao de Acucar
      Series A Sponsored ADR..............................  11,626      543,399
    Cia de Gas de Sao Paulo SA Preferred Series A.........   5,800      152,635
    Cia de Saneamento do Parana SA........................     100          433
   *Cia de Tecidos Norte de Minas - Coteminas SA..........   7,700       10,615
    Cia de Transmissao de Energia Eletrica Paulista SA
      Series A............................................   4,438       71,124
    Cia Energetica de Minas Gerais SA Sponsored ADR.......  46,037      551,984
    Cia Energetica de Sao Paulo SA Preferred Series B.....  19,600      176,116
    Cia Energetica do Ceara SA Preferred Series A.........   2,963       53,467
    Cia Ferro Ligas da Bahia - Ferbasa....................  14,700       72,159
   #Cia Paranaense de Energia SA Sponsored ADR Series A...  15,100      222,876
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA..................................................  19,295      153,235
    Forjas Taurus SA......................................   9,818       16,000
    Gerdau SA.............................................  10,737       93,834
    Gerdau SA Sponsored ADR............................... 150,445    1,322,412
   *Gol Linhas Aereas Inteligentes SA.....................  29,600      147,923
    Itau Unibanco Holding SA ADR.......................... 267,327    3,897,628
    Klabin SA.............................................  85,400      501,623
   *Kroton Educacional SA.................................     127          320
    Lojas Americanas SA...................................  47,047      393,786
    Marcopolo SA..........................................  55,400      324,863
    Oi SA.................................................  21,363       85,618
    Petroleo Brasileiro SA................................  24,000      245,784
    Petroleo Brasileiro SA ADR............................ 222,060    4,558,892
    Randon Participacoes SA...............................  31,600      167,098
    Saraiva SA Livreiros Editores.........................   4,600       57,142
    Suzano Papel e Celulose SA............................  49,300      128,162
    Telefonica Brasil SA..................................     962       21,314

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
BRAZIL -- (Continued)
   Telefonica Brasil SA ADR................................  28,010 $   616,780
   Ultrapar Participacoes SA Sponsored ADR.................  14,800     308,284
   Unipar Participacoes SA Preferred Series B.............. 125,400      25,314
   Usinas Siderurgicas de Minas Gerais SA Perferred
     Series A..............................................  88,400     426,973
   Vale SA Sponsored ADR................................... 235,635   4,191,947
                                                                    -----------
TOTAL BRAZIL...............................................          25,224,839
                                                                    -----------
CHILE -- (0.1%)
   Embotelladora Andina SA.................................  18,695      94,029
  *Embotelladora Andina SA Preferred Series B..............  18,186     114,959
   Sociedad Quimica y Minera de Chile SA Sponsored ADR.....   6,008     347,563
                                                                    -----------
TOTAL CHILE................................................             556,551
                                                                    -----------
COLOMBIA -- (0.0%)
  *Banco Davivienda SA.....................................   3,169      39,168
   Grupo Aval Acciones y Valores...........................  32,105      22,785
   Grupo de Inversiones Suramericana SA....................   3,476      71,199
                                                                    -----------
TOTAL COLOMBIA.............................................             133,152
                                                                    -----------
MALAYSIA -- (0.0%)
  *TA Global Berhad........................................ 264,180      21,234
                                                                    -----------
TOTAL PREFERRED STOCKS.....................................          25,935,776
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *OSX Brasil SA Rights 11/26/12...........................     658           6
  *Viver Incorporadora e Construtora SA Rights 11/05/12....   6,423         632
                                                                    -----------
TOTAL BRAZIL...............................................                 638
                                                                    -----------
MALAYSIA -- (0.0%)
  *Hartalega Holdings Berhad Warrants 05/29/15.............   1,200         445
  *Malayan Flour Mills Berhad Warrants 05/09/17............  10,100       1,161
                                                                    -----------
TOTAL MALAYSIA.............................................               1,606
                                                                    -----------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights.............................  92,257         428
                                                                    -----------
SOUTH AFRICA -- (0.0%)
  *Capitec Bank Holdings, Ltd. Rights 11/09/12.............     634       2,337
                                                                    -----------
SOUTH KOREA -- (0.0%)
  *Lotte Non-Life Insurance Co., Ltd. Rights 12/04/12......     960         717
                                                                    -----------
TAIWAN -- (0.0%)
  *Chang Wah Electromaterials, Inc. Rights 11/08/12........     829         136
  *Howarm Construction Co., Ltd. Rights 10/17/12...........   7,173          --
                                                                    -----------
TOTAL TAIWAN...............................................                 136
                                                                    -----------
THAILAND -- (0.0%)
  *Sahaviriya Steel Industries PCL (Foreign) Rights
    11/30/12............................................... 121,950          --
                                                                    -----------
TURKEY -- (0.0%)
  *ArcelorMittal Warrants 12/04/12.........................   4,950          --
                                                                    -----------
TOTAL RIGHTS/WARRANTS......................................               5,862
                                                                    -----------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         Shares/
                                                          Face
                                                         Amount
                                                          (000)       Value+
                                                        ---------- ------------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@DFA Short Term Investment Fund.....................  2,074,330 $ 24,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,724,712) to be repurchased at $1,690,911....... $    1,691    1,690,894
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              25,690,894
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $428,481,284)..................................            $477,458,368
                                                                   ============

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                              Shares   Value+
                                                              ------ ----------
COMMON STOCKS -- (91.1%)
Consumer Discretionary -- (11.5%)
  *1-800-FLOWERS.COM, Inc. Class A...........................  3,914 $   14,207
   A.H. Belo Corp. Class A...................................  1,226      6,130
   Aaron's, Inc..............................................  7,750    238,933
  #Abercrombie & Fitch Co. Class A...........................  8,850    270,633
   Advance Auto Parts, Inc...................................  7,200    510,768
  *Aeropostale, Inc..........................................  8,325     99,484
  *AFC Enterprises, Inc......................................  2,600     65,832
  *Amazon.com, Inc........................................... 37,203  8,661,602
   Ambassadors Group, Inc....................................  1,423      7,286
  *AMC Networks, Inc. Class A................................  5,281    246,728
  *American Apparel, Inc.....................................    532        564
  #American Eagle Outfitters, Inc............................ 17,700    369,399
  #American Greetings Corp. Class A..........................  3,222     55,322
 #*American Public Education, Inc............................  2,200     80,146
  *America's Car-Mart, Inc...................................  1,100     46,046
   Ameristar Casinos, Inc....................................  2,254     41,136
  *ANN, Inc..................................................  4,925    173,163
 #*Apollo Group, Inc. Class A................................ 10,210    205,017
   Arbitron, Inc.............................................  1,900     69,084
  *Arctic Cat, Inc...........................................  2,500     90,675
  *Asbury Automotive Group, Inc..............................  1,900     60,268
  *Ascena Retail Group, Inc.................................. 13,900    275,220
  *Ascent Capital Group, Inc. Class A........................  1,135     67,476
  #Autoliv, Inc..............................................  9,443    543,917
 #*AutoNation, Inc...........................................  4,387    194,783
 #*AutoZone, Inc.............................................  3,400  1,275,000
  *Ballantyne Strong, Inc....................................  2,600     10,478
 #*Bally Technologies, Inc...................................  4,400    219,648
  *Barnes & Noble, Inc.......................................  3,400     57,256
   Bassett Furniture Industries, Inc.........................    306      3,510
  *Beasley Broadcast Group, Inc. Class A.....................    325      1,580
 #*Beazer Homes USA, Inc.....................................    779     12,846
   bebe stores, Inc..........................................  3,388     13,721
  *Bed Bath & Beyond, Inc.................................... 23,700  1,367,016
   Belo Corp. Class A........................................  8,900     66,572
  #Best Buy Co., Inc......................................... 29,105    442,687
   Big 5 Sporting Goods Corp.................................  2,146     19,164
 #*Big Lots, Inc.............................................  5,598    163,070
  *Biglari Holdings, Inc.....................................    215     76,026
 #*BJ's Restaurants, Inc.....................................  2,498     82,559
  *Blue Nile, Inc............................................    907     34,257
  *Bluegreen Corp............................................  2,100     12,453
  #Blyth, Inc................................................    836     19,094
   Bob Evans Farms, Inc......................................  3,500    133,245
  *Body Central Corp.........................................  1,200     11,988
   Bon-Ton Stores, Inc. (The)................................  2,096     25,739
  *Books-A-Million, Inc......................................  1,295      3,820
 #*BorgWarner, Inc........................................... 11,900    783,258
 #*Boyd Gaming Corp..........................................  5,900     36,403
  *Bravo Brio Restaurant Group, Inc..........................  1,543     20,368
 #*Bridgepoint Education, Inc................................  2,100     21,000
   Brinker International, Inc................................  7,728    238,022
   Brown Shoe Co., Inc.......................................  5,187     81,851
   Brunswick Corp............................................  8,823    208,135
  #Buckle, Inc. (The)........................................  3,112    140,569
 #*Buffalo Wild Wings, Inc...................................  1,800    136,710
  *Build-A-Bear Workshop, Inc................................  2,400      8,616
  *Cabela's, Inc.............................................  4,900    219,569

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  #Cablevision Systems Corp. Class A........................   6,530 $  113,753
  *Cache, Inc...............................................     800      2,200
   Callaway Golf Co.........................................   6,900     37,674
  *Cambium Learning Group, Inc..............................  11,314     10,296
  *Capella Education Co.....................................   1,400     43,708
  *Career Education Corp....................................   6,800     23,120
  *Caribou Coffee Co., Inc..................................   1,492     17,859
 #*CarMax, Inc..............................................  22,438    757,283
  *Carmike Cinemas, Inc.....................................   1,680     22,882
   Carnival Corp............................................  46,805  1,772,973
   Carriage Services, Inc...................................   2,167     23,035
  *Carrols Restaurant Group, Inc............................   2,151     13,809
  *Carter's, Inc............................................   6,800    367,608
  *Casual Male Retail Group, Inc............................   4,200     16,212
   Cato Corp. Class A (The).................................   2,261     64,167
  *Cavco Industries, Inc....................................   1,157     55,929
   CBS Corp. Class A........................................   5,128    166,660
   CBS Corp. Class B........................................  62,480  2,024,352
   CEC Entertainment, Inc...................................   1,857     57,567
 #*Central European Media Enterprises, Ltd. Class A.........     424      2,273
 #*Charter Communications, Inc. Class A.....................   7,900    611,539
   Cheesecake Factory, Inc. (The)...........................   5,550    183,483
   Cherokee, Inc............................................     542      7,810
   Chico's FAS, Inc.........................................  17,200    319,920
 #*Children's Place Retail Stores, Inc. (The)...............   2,340    136,726
  *Chipotle Mexican Grill, Inc..............................   3,185    810,678
  #Choice Hotels International, Inc.........................   2,275     71,185
   Christopher & Banks Corp.................................     817      2,549
   Churchill Downs, Inc.....................................   1,444     94,337
   Cinemark Holdings, Inc...................................  10,442    257,813
  *Citi Trends, Inc.........................................   1,200     14,736
 #*Clear Channel Outdoor Holdings, Inc. Class A.............   1,821     12,128
   Coach, Inc...............................................  28,968  1,623,656
 #*Coinstar, Inc............................................   1,500     70,410
   Collectors Universe, Inc.................................     600      7,200
   Columbia Sportswear Co...................................   1,027     57,923
   Comcast Corp. Class A.................................... 220,503  8,271,068
   Comcast Corp. Special Class A............................  63,610  2,317,948
 #*Conn's, Inc..............................................   2,082     52,737
   Cooper Tire & Rubber Co..................................   6,029    121,364
   Core-Mark Holding Co., Inc...............................   1,200     57,444
  *Corinthian Colleges, Inc.................................   8,800     24,024
   Cracker Barrel Old Country Store, Inc....................   2,300    146,395
  *Crocs, Inc...............................................   9,700    122,220
 #*Crown Media Holdings, Inc. Class A.......................     130        226
   CSS Industries, Inc......................................   1,250     25,125
   CTC Media, Inc...........................................   4,347     36,471
   Culp, Inc................................................   1,492     18,859
  *Cumulus Media, Inc. Class A..............................   2,000      4,920
  #D.R. Horton, Inc.........................................  29,700    622,512
   Dana Holding Corp........................................  12,600    165,816
   Darden Restaurants, Inc..................................  12,362    650,488
 #*Deckers Outdoor Corp.....................................   3,000     85,890
  *dELiA*s, Inc.............................................   1,100      1,452
   Destination Maternity Corp...............................   1,600     30,336
  #Dick's Sporting Goods, Inc...............................   9,100    455,000
  *Digital Generation, Inc..................................   2,200     20,460
   Dillard's, Inc. Class A..................................   3,826    294,602
  *DineEquity, Inc..........................................   1,500     94,050
  *DIRECTV..................................................  65,789  3,362,476
  *Discovery Communications, Inc. Class A...................  15,081    890,081

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *Discovery Communications, Inc. Class C...................  11,452 $  627,341
   DISH Network Corp. Class A...............................  21,200    755,356
 #*Dollar General Corp......................................  22,400  1,089,088
 #*Dollar Tree, Inc.........................................  24,100    960,867
   Domino's Pizza, Inc......................................   5,786    235,027
  *Dorman Products, Inc.....................................   2,578     78,758
   Dover Downs Gaming & Entertainment, Inc..................   2,000      4,760
 #*DreamWorks Animation SKG, Inc. Class A...................   7,680    156,442
  *Drew Industries, Inc.....................................   1,700     53,839
  #DSW, Inc. Class A........................................   3,808    238,343
  *Dunkin' Brands Group, Inc................................   1,400     43,400
  *E.W. Scripps Co. Class A (The)...........................   3,300     35,013
 #*Education Management Corp................................   3,571     11,356
   Einstein Noah Restaurant Group, Inc......................     395      6,095
 #*Entercom Communications Corp. Class A....................   2,510     16,340
   Ethan Allen Interiors, Inc...............................   2,900     85,289
  *Exide Technologies.......................................   7,500     22,875
   Expedia, Inc.............................................   9,957    588,957
  *Express, Inc.............................................   8,200     91,266
  #Family Dollar Stores, Inc................................  10,212    673,584
  *Famous Dave's of America, Inc............................   1,098      8,652
  *Federal-Mogul Corp.......................................   2,097     15,811
  *Fiesta Restaurant Group, Inc.............................   1,578     20,861
   Finish Line, Inc. Class A (The)..........................   5,300    110,266
  *Fisher Communications, Inc...............................     600     15,144
   Foot Locker, Inc.........................................  15,542    520,657
   Ford Motor Co............................................ 364,752  4,070,632
 #*Fossil, Inc..............................................   5,314    462,849
   Fred's, Inc. Class A.....................................   3,670     49,728
  *Fuel Systems Solutions, Inc..............................   1,392     22,648
  *Furniture Brands International, Inc......................   4,400      6,688
  *Gaiam, Inc. Class A......................................   1,309      4,307
  #GameStop Corp. Class A...................................  12,940    295,420
   Gaming Partners International Corp.......................     800      5,000
   Gannett Co., Inc.........................................  23,199    392,063
   Gap, Inc. (The)..........................................  35,380  1,263,774
  #Garmin, Ltd..............................................  11,855    450,371
  *Geeknet, Inc.............................................     500      9,085
  *General Motors Co........................................  81,836  2,086,818
  *Genesco, Inc.............................................   2,400    137,520
  #Gentex Corp..............................................  12,442    214,251
   Genuine Parts Co.........................................  15,730    984,383
  *G-III Apparel Group, Ltd.................................   1,800     66,528
  #GNC Holdings, Inc. Class A...............................   8,032    310,597
 #*Goodyear Tire & Rubber Co. (The).........................  25,860    295,063
  *Gordmans Stores, Inc.....................................     279      4,202
  *Grand Canyon Education, Inc..............................   3,508     76,334
  *Gray Television, Inc.....................................   3,550      7,562
  #Group 1 Automotive, Inc..................................   2,780    172,388
  #Guess?, Inc..............................................   3,890     96,394
   H&R Block, Inc...........................................  26,862    475,457
  *Hanesbrands, Inc.........................................   9,775    327,169
   Harley-Davidson, Inc.....................................  24,000  1,122,240
   Harman International Industries, Inc.....................   7,100    297,703
   Harte-Hanks, Inc.........................................   3,368     18,760
  #Hasbro, Inc..............................................  12,100    435,479
   Haverty Furniture Cos., Inc..............................   1,700     25,517
  *Helen of Troy, Ltd.......................................   4,100    123,902
 #*hhgregg, Inc.............................................   2,516     15,197
 #*Hibbett Sports, Inc......................................   2,888    155,923
   Hillenbrand, Inc.........................................   5,805    118,828

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  #Home Depot, Inc. (The).................................. 169,942 $10,431,040
   Hooker Furniture Corp...................................   1,300      17,732
   Hot Topic, Inc..........................................     581       4,997
   HSN, Inc................................................   4,020     209,120
 #*Hyatt Hotels Corp. Class A..............................   4,393     160,344
  *Iconix Brand Group, Inc.................................   7,198     133,235
  #International Game Technology...........................  27,800     356,952
   International Speedway Corp. Class A....................   1,275      32,512
   Interpublic Group of Cos., Inc. (The)...................  44,816     452,642
   Interval Leisure Group, Inc.............................   3,958      75,439
  *Isle of Capri Casinos, Inc..............................   3,400      20,672
 #*ITT Educational Services, Inc...........................   1,300      27,937
  #J.C. Penney Co., Inc....................................  16,086     386,225
  *Jack in the Box, Inc....................................   4,400     114,444
   JAKKS Pacific, Inc......................................   2,151      27,769
   Jarden Corp.............................................   6,475     322,455
  *Johnson Controls, Inc...................................  70,051   1,803,813
  *Johnson Outdoors, Inc. Class A..........................   1,187      23,158
   Jones Group, Inc. (The).................................   8,808     104,022
 #*Jos. A. Bank Clothiers, Inc.............................   3,300     154,407
  *Journal Communications, Inc. Class A....................   5,077      28,482
 #*K12, Inc................................................   2,215      45,341
   KB Home.................................................   8,900     142,222
  *Kid Brands, Inc.........................................   1,200       2,172
  *Kirkland's, Inc.........................................   1,502      14,404
  *Kohl's Corp.............................................  23,760   1,265,933
  *Kona Grill, Inc.........................................   1,120      10,102
  *Krispy Kreme Doughnuts, Inc.............................   5,319      39,520
 #*K-Swiss, Inc. Class A...................................   2,837       6,468
  *Lakeland Industries, Inc................................   1,000       6,100
 #*Lamar Advertising Co. Class A...........................   6,315     247,864
   Las Vegas Sands Corp....................................  45,000   2,089,800
  *La-Z-Boy, Inc...........................................   6,000      97,320
  *LeapFrog Enterprises, Inc...............................   5,500      48,620
   Lear Corp...............................................  10,200     434,520
  *Learning Tree International, Inc........................   1,342       7,730
   Leggett & Platt, Inc....................................  14,377     381,422
  #Lennar Corp. Class A....................................  15,900     595,773
   Lennar Corp. Class B Voting.............................   1,241      35,220
  *Libbey, Inc.............................................   2,200      39,490
 #*Liberty Global, Inc. Class A............................  14,137     848,644
  *Liberty Global, Inc. Class B............................      95       5,711
  *Liberty Global, Inc. Class C............................  11,626     654,428
 #*Liberty Interactive Corp. Class A.......................  55,690   1,113,800
  *Liberty Interactive Corp. Class B.......................     201       3,934
  *Liberty Media Corp. - Liberty Capital Class A...........  11,477   1,281,637
  *Liberty Media Corp. - Liberty Capital Class B...........     200      21,840
  *Liberty Ventures Series A...............................   3,322     189,055
 #*Life Time Fitness, Inc..................................   3,878     174,083
   Lifetime Brands, Inc....................................     300       3,330
   Limited Brands, Inc.....................................  24,560   1,176,178
  *LIN TV Corp. Class A....................................   2,800      15,708
   Lincoln Educational Services Corp.......................   2,164       8,028
 #*Lions Gate Entertainment Corp...........................   5,400      90,072
   Lithia Motors, Inc. Class A.............................   2,187      74,795
  *Live Nation Entertainment, Inc..........................  15,286     139,867
  *LKQ Corp................................................  29,178     609,528
   Lowe's Cos., Inc........................................ 119,672   3,874,979
  *Luby's, Inc.............................................   1,849      11,815
 #*Lululemon Athletica, Inc................................   7,834     540,624
  *Lumber Liquidators Holdings, Inc........................   2,349     131,121

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *M/I Homes, Inc...........................................   2,750 $   61,188
   Mac-Gray Corp............................................   1,591     20,683
   Macy's, Inc..............................................  41,835  1,592,658
  *Madison Square Garden Co. Class A (The)..................   5,700    234,612
  *Maidenform Brands, Inc...................................   2,442     45,690
   Marcus Corp..............................................   2,400     26,160
   Marine Products Corp.....................................   1,898     11,255
  *MarineMax, Inc...........................................   1,700     13,991
  #Marriott International, Inc..............................  27,826  1,015,092
  *Marriott Vacations Worldwide Corp........................   2,389     93,983
  *Martha Stewart Living Omnimedia Class A..................   2,700      7,803
   Mattel, Inc..............................................  35,165  1,293,369
   Matthews International Corp. Class A.....................   2,000     57,540
 #*McClatchy Co. Class A (The)..............................   4,300     12,255
   McDonald's Corp.......................................... 100,226  8,699,617
   McGraw-Hill Cos., Inc. (The).............................  26,645  1,472,936
   MDC Holdings, Inc........................................   4,445    169,977
 #*Media General, Inc. Class A..............................     800      3,360
   Men's Wearhouse, Inc. (The)..............................   5,635    184,772
  #Meredith Corp............................................   2,438     81,600
  *Meritage Homes Corp......................................   3,400    125,732
  *MGM Resorts International................................  32,510    335,178
  *Modine Manufacturing Co..................................   2,129     14,477
  *Mohawk Industries, Inc...................................   5,800    484,126
  *Monarch Casino & Resort, Inc.............................   1,845     16,826
  #Monro Muffler Brake, Inc.................................   2,532     85,885
  *Morgans Hotel Group Co...................................     276      1,780
   Morningstar, Inc.........................................   1,987    125,141
 #*Motorcar Parts of America, Inc...........................     783      3,680
   Movado Group, Inc........................................   2,362     74,852
  *Multimedia Games Holding Co., Inc........................   2,364     37,588
  *Nathan's Famous, Inc.....................................     509     14,104
   National CineMedia, Inc..................................   5,400     83,484
  *Nautilus, Inc............................................   2,449      6,882
 #*Netflix, Inc.............................................   5,300    419,177
  *New Frontier Media, Inc..................................     200        404
  *New York & Co., Inc......................................   5,059     17,049
  *New York Times Co. Class A (The).........................  12,700    103,886
   Newell Rubbermaid, Inc...................................  28,668    591,708
  #News Corp. Class A....................................... 168,347  4,026,860
   News Corp. Class B.......................................  45,563  1,109,915
  *Nexstar Broadcasting Group, Inc. Class A.................     156      1,696
   NIKE, Inc. Class B.......................................  37,871  3,460,652
   Nordstrom, Inc...........................................  16,610    942,950
  #Nutrisystem, Inc.........................................   2,500     24,075
 #*NVR, Inc.................................................     500    451,870
  *Office Depot, Inc........................................  26,000     64,480
   OfficeMax, Inc...........................................   7,500     55,125
  #Omnicom Group, Inc.......................................  26,934  1,290,408
  *Orbitz Worldwide, Inc....................................   3,586      8,857
 #*Orchard Supply Hardware Stores Corp. Class A.............     195      2,422
 #*O'Reilly Automotive, Inc.................................  12,850  1,100,988
  *Orient-Express Hotels, Ltd. Class A......................   8,827    103,541
   Outdoor Channel Holdings, Inc............................   1,944     14,113
 #*Overstock.com, Inc.......................................   1,830     27,596
   Oxford Industries, Inc...................................   1,082     60,029
  *Pacific Sunwear of California, Inc.......................   6,000     10,200
  *Panera Bread Co. Class A.................................   2,775    467,976
  *Papa John's International, Inc...........................   1,900    101,308
  *Penn National Gaming, Inc................................   4,827    195,156
   Penske Automotive Group, Inc.............................   3,600    110,160

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Pep Boys - Manny, Moe & Jack (The).......................   4,332 $   43,277
  *Perry Ellis International, Inc...........................     969     20,000
  #PetMed Express, Inc......................................   2,200     23,980
 #*PetSmart, Inc............................................  11,800    783,402
  #Pier 1 Imports, Inc......................................  10,000    204,000
  *Pinnacle Entertainment, Inc..............................   5,100     65,076
   Polaris Industries, Inc..................................   6,994    590,993
   Pool Corp................................................   4,800    202,176
 #*Priceline.com, Inc.......................................   5,200  2,983,604
  *PulteGroup, Inc..........................................  36,437    631,818
   PVH Corp.................................................   6,291    691,947
  *Quiksilver, Inc..........................................   8,658     27,706
   R.G. Barry Corp..........................................   1,300     19,812
  #RadioShack Corp..........................................  11,260     25,222
   Ralph Lauren Corp........................................   6,300    968,247
  *Red Lion Hotels Corp.....................................   2,034     13,404
  *Red Robin Gourmet Burgers, Inc...........................   1,300     43,420
  #Regal Entertainment Group Class A........................   8,736    134,185
   Regis Corp...............................................   2,800     46,648
   Rent-A-Center, Inc.......................................   6,145    204,813
  *Rentrak Corp.............................................   1,137     19,318
  *Rick's Cabaret International, Inc........................   1,000      8,210
  *Rocky Brands, Inc........................................     231      2,774
   Ross Stores, Inc.........................................  24,000  1,462,800
   Royal Caribbean Cruises, Ltd.............................  14,000    471,380
  *Ruby Tuesday, Inc........................................   5,370     38,771
  *rue21, Inc...............................................     132      3,975
  *Ruth's Hospitality Group, Inc............................     984      6,544
  #Ryland Group, Inc. (The).................................   3,900    132,093
  *Ryman Hospitality Properties.............................   3,437    134,077
  *Saga Communications, Inc. Class A........................     507     21,507
 #*Saks, Inc................................................  10,680    109,790
   Salem Communications Corp. Class A.......................     400      2,384
  *Sally Beauty Holdings, Inc...............................  17,400    418,992
   Scholastic Corp..........................................   2,600     85,774
  *School Specialty, Inc....................................   1,749      3,236
  *Scientific Games Corp. Class A...........................   5,774     47,520
   Scripps Networks Interactive, Inc. Class A...............   8,655    525,532
  *Sears Canada, Inc........................................   1,855     20,160
 #*Sears Holdings Corp......................................   4,332    271,486
  *Select Comfort Corp......................................   5,200    144,716
   Service Corp. International..............................  21,200    297,648
  *SHFL Entertainment, Inc..................................   6,176     87,267
   Shiloh Industries, Inc...................................   1,564     17,798
   Shoe Carnival, Inc.......................................     688     16,085
 #*Shutterfly, Inc..........................................   3,262     98,708
   Signet Jewelers, Ltd. ADR................................   8,700    450,312
   Sinclair Broadcast Group, Inc. Class A...................   4,600     57,960
 #*Sirius XM Radio, Inc..................................... 361,341  1,011,755
   Six Flags Entertainment Corp.............................   4,289    244,945
  *Skechers U.S.A., Inc. Class A............................   3,800     63,080
  *Skyline Corp.............................................     800      3,680
  *Smith & Wesson Holding Corp..............................   7,000     67,200
   Sonic Automotive, Inc. Class A...........................   1,901     36,879
  *Sonic Corp...............................................   6,463     64,436
  #Sotheby's................................................   4,100    127,633
   Spartan Motors, Inc......................................   3,375     15,862
   Speedway Motorsports, Inc................................   2,352     38,338
   Stage Stores, Inc........................................   3,250     79,625
   Standard Motor Products, Inc.............................   1,900     35,682
 #*Standard Pacific Corp....................................  10,443     72,057

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *Stanley Furniture Co., Inc...............................     637 $    2,962
  #Staples, Inc.............................................  68,182    785,116
   Starbucks Corp...........................................  77,930  3,576,987
   Starwood Hotels & Resorts Worldwide, Inc.................  20,547  1,065,362
  *Stein Mart, Inc..........................................   3,347     26,307
  *Steiner Leisure, Ltd.....................................   1,400     61,488
  *Steinway Musical Instruments, Inc........................     900     21,726
  *Steven Madden, Ltd.......................................   3,995    171,465
   Stewart Enterprises, Inc. Class A........................   8,882     69,013
  *Stoneridge, Inc..........................................   3,400     16,898
   Strayer Education, Inc...................................     500     28,730
  #Sturm Ruger & Co., Inc...................................   1,500     70,845
   Superior Industries International, Inc...................   2,200     37,598
   Superior Uniform Group, Inc..............................     162      1,900
  *Systemax, Inc............................................   1,666     18,226
   Tandy Leather Factory, Inc...............................     663      3,514
   Target Corp..............................................  64,682  4,123,478
 #*Tempur-Pedic International, Inc..........................   6,223    164,536
  *Tenneco, Inc.............................................   5,995    183,147
 #*Tesla Motors, Inc........................................   5,132    144,363
   Texas Roadhouse, Inc.....................................   1,000     16,280
  #Thor Industries, Inc.....................................   4,561    173,455
  #Tiffany & Co.............................................  11,600    733,352
   Time Warner Cable, Inc...................................  32,636  3,234,554
   Time Warner, Inc.........................................  99,300  4,314,585
   TJX Cos., Inc. (The).....................................  76,142  3,169,791
  *Toll Brothers, Inc.......................................  15,760    520,238
  *Town Sports International Holdings, Inc..................   2,129     26,825
   Tractor Supply Co........................................   7,022    675,797
 #*TripAdvisor, Inc.........................................   9,705    293,964
   True Religion Apparel, Inc...............................   2,500     64,125
  *TRW Automotive Holdings Corp.............................  10,179    473,425
  *Tuesday Morning Corp.....................................   3,200     19,104
   Tupperware Brands Corp...................................   5,400    319,140
  #Ulta Salon Cosmetics & Fragrance, Inc....................   5,300    488,766
 #*Under Armour, Inc. Class A...............................   7,800    407,628
  *Unifi, Inc...............................................   1,766     24,777
  *Universal Electronics, Inc...............................   1,700     29,172
   Universal Technical Institute, Inc.......................   2,300     29,486
 #*Urban Outfitters, Inc....................................  12,150    434,484
  #V.F. Corp................................................   9,150  1,431,792
   Vail Resorts, Inc........................................   3,700    210,086
 #*Valassis Communications, Inc.............................   3,990    103,820
   Value Line, Inc..........................................     400      3,984
  *Valuevision Media, Inc. Class A..........................     800      1,800
   Viacom, Inc. Class A.....................................   1,192     61,829
  #Viacom, Inc. Class B.....................................  47,727  2,446,963
  #Virgin Media, Inc........................................  27,500    900,350
  *Visteon Corp.............................................   2,382    105,046
 #*Vitacost.com, Inc........................................     489      3,130
 #*Vitamin Shoppe, Inc......................................   2,565    146,821
  *VOXX International Corp..................................   1,271      7,906
   Walt Disney Co. (The).................................... 177,091  8,689,855
  *Warnaco Group, Inc. (The)................................   4,397    310,340
   Washington Post Co. Class B (The)........................     500    166,755
  #Weight Watchers International, Inc.......................   2,600    130,650
   Wendy's Co. (The)........................................  33,225    141,871
  *West Marine, Inc.........................................   2,681     27,722
  *Wet Seal, Inc. Class A (The).............................   9,200     26,312
   Whirlpool Corp...........................................   7,165    699,877
   Wiley (John) & Sons, Inc. Class A........................   4,720    204,754

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   Williams Controls, Inc.................................     600 $      6,540
   Williams-Sonoma, Inc...................................   9,360      432,713
   Winmark Corp...........................................     300       15,984
  *Winnebago Industries, Inc..............................   2,407       30,328
 #*WMS Industries, Inc....................................   5,290       86,915
  #Wolverine World Wide, Inc..............................   4,900      205,163
   World Wrestling Entertainment, Inc. Class A............   3,100       25,079
   Wyndham Worldwide Corp.................................  16,802      846,821
   Wynn Resorts, Ltd......................................   6,514      788,585
  #Yum! Brands, Inc.......................................  46,117    3,233,263
 #*Zagg, Inc..............................................     171        1,228
  *Zale Corp..............................................   2,400       17,232
 #*Zumiez, Inc............................................   2,400       60,744
                                                                   ------------
Total Consumer Discretionary..............................          191,927,691
                                                                   ------------
Consumer Staples -- (9.3%)................................
   Alico, Inc.............................................     496       15,569
  *Alliance One International, Inc........................   8,769       26,658
   Altria Group, Inc...................................... 212,300    6,751,140
   Andersons, Inc. (The)..................................   1,485       58,331
  #Archer-Daniels-Midland Co..............................  68,390    1,835,588
   Avon Products, Inc.....................................  39,650      614,179
   B&G Foods, Inc.........................................   5,070      153,469
   Beam, Inc..............................................  14,380      798,953
 #*Boston Beer Co., Inc. Class A (The)....................     555       59,707
   Brown-Forman Corp. Class A.............................   8,799      538,411
   Brown-Forman Corp. Class B.............................  12,994      832,396
   Bunge, Ltd.............................................  15,335    1,089,245
   Calavo Growers, Inc....................................   1,264       29,843
   Cal-Maine Foods, Inc...................................   2,100       90,573
  #Campbell Soup Co.......................................  18,400      648,968
   Casey's General Stores, Inc............................   2,600      134,030
  *Central European Distribution Corp.....................   5,975       15,416
  *Central Garden & Pet Co................................   1,175       13,019
  *Central Garden & Pet Co. Class A.......................   3,229       36,391
  *Chiquita Brands International, Inc.....................   4,900       35,329
  #Church & Dwight Co., Inc...............................  14,700      746,172
   Clorox Co. (The).......................................  13,216      955,517
   Coca-Cola Bottling Co. Consolidated....................     481       33,064
   Coca-Cola Co. (The).................................... 422,950   15,725,281
   Coca-Cola Enterprises, Inc.............................  30,541      960,209
   Colgate-Palmolive Co...................................  47,794    5,016,458
   ConAgra Foods, Inc.....................................  42,889    1,194,030
  *Constellation Brands, Inc. Class A.....................  17,900      632,586
   Costco Wholesale Corp..................................  44,600    4,389,978
   CVS Caremark Corp...................................... 132,842    6,163,869
  *Darling International, Inc.............................  11,864      196,112
  *Dean Foods Co..........................................  18,868      317,737
 #*Dole Food Co., Inc.....................................   2,200       27,698
  #Dr. Pepper Snapple Group, Inc..........................  22,078      946,042
 #*Elizabeth Arden, Inc...................................   2,600      122,668
   Energizer Holdings, Inc................................   6,800      496,196
   Estee Lauder Cos., Inc. Class A (The)..................  23,200    1,429,584
  *Farmer Bros. Co........................................   1,300       12,649
   Flowers Foods, Inc.....................................  12,203      240,277
   Fresh Del Monte Produce, Inc...........................   3,300       83,061
 #*Fresh Market, Inc. (The)...............................   4,133      234,382
  #General Mills, Inc.....................................  66,207    2,653,577
 #*Green Mountain Coffee Roasters, Inc....................  11,562      279,338
  #H.J. Heinz Co..........................................  32,627    1,876,379
  *Hain Celestial Group, Inc. (The).......................   4,000      231,200

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Staples -- (Continued)
   Harris Teeter Supermarkets, Inc.........................   4,800 $   179,760
  #Herbalife, Ltd..........................................  10,600     544,310
   Hershey Co. (The).......................................  16,422   1,130,655
   Hillshire Brands Co.....................................  11,770     306,138
  #Hormel Foods Corp.......................................  13,800     407,514
   Ingles Markets, Inc. Class A............................   1,110      17,982
   Ingredion, Inc..........................................   6,743     414,425
   Inter Parfums, Inc......................................     760      13,878
   J & J Snack Foods Corp..................................   1,191      68,209
   J.M. Smucker Co. (The)..................................  11,871   1,016,632
  *John B. Sanfilippo & Son, Inc...........................   1,301      21,883
  #Kellogg Co..............................................  25,035   1,309,831
   Kimberly-Clark Corp.....................................  41,025   3,423,536
  *Kraft Foods Group, Inc..................................  58,218   2,647,755
   Kroger Co. (The)........................................  55,543   1,400,794
   Lancaster Colony Corp...................................   1,900     138,282
  #Lifeway Foods, Inc......................................     315       2,948
  #Lorillard, Inc..........................................  13,500   1,566,135
   McCormick & Co., Inc. Non-Voting........................  12,514     771,113
   McCormick & Co., Inc. Voting............................     607      37,337
  #Mead Johnson Nutrition Co...............................  21,172   1,305,466
  *Medifast, Inc...........................................   2,100      53,592
   MGP Ingredients, Inc....................................     233         822
  #Molson Coors Brewing Co. Class B........................  13,905     599,862
   Mondelez International, Inc. Class A.................... 174,656   4,635,370
 #*Monster Beverage Corp...................................  15,848     707,930
   Nash Finch Co...........................................   1,300      24,999
  *National Beverage Corp..................................     288       4,283
  *Natural Alternatives International, Inc.................   1,000       6,250
  #Nu Skin Enterprises, Inc. Class A.......................   6,221     294,440
  *Nutraceutical International Corp........................   1,459      23,140
   Oil-Dri Corp. of America................................     641      14,358
  *Omega Protein Corp......................................   2,100      13,671
  *Overhill Farms, Inc.....................................   2,000       9,000
  *Pantry, Inc. (The)......................................   3,100      41,122
   PepsiCo, Inc............................................ 162,442  11,247,484
   Philip Morris International, Inc........................ 172,030  15,234,977
  *Physicians Formula Holdings, Inc........................   1,158       5,663
  *Pilgrim's Pride Corp....................................   6,483      36,499
  *Post Holdings, Inc......................................   2,588      81,651
  *Prestige Brands Holdings, Inc...........................   3,928      68,308
  #PriceSmart, Inc.........................................   1,600     132,784
   Procter & Gamble Co. (The).............................. 286,041  19,805,479
  *Ralcorp Holdings, Inc...................................   5,295     382,246
   Reliv' International, Inc...............................   1,707       2,202
  *Revlon, Inc. Class A....................................   1,909      29,399
   Reynolds American, Inc..................................  35,000   1,457,400
   Rocky Mountain Chocolate Factory, Inc...................     950       9,984
  #Safeway, Inc............................................  26,773     436,668
   Sanderson Farms, Inc....................................   1,850      83,786
  *Schiff Nutrition International, Inc.....................   1,800      60,912
  *Seneca Foods Corp. Class A..............................     500      14,292
  *Smart Balance, Inc......................................   7,136      84,918
 #*Smithfield Foods, Inc...................................  14,600     298,862
   Snyders-Lance, Inc......................................   3,596      91,123
   Spartan Stores, Inc.....................................   3,061      43,956
  *Spectrum Brands Holdings, Inc...........................   2,035      92,572
  #SUPERVALU, Inc..........................................  20,097      62,502
  *Susser Holdings Corp....................................   1,300      46,722
  #Sysco Corp..............................................  60,831   1,890,019
  #Tootsie Roll Industries, Inc............................   1,533      40,854

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Staples -- (Continued)
  *TreeHouse Foods, Inc...................................   3,230 $    172,966
   Tyson Foods, Inc. Class A..............................  31,488      529,313
  *United Natural Foods, Inc..............................   4,800      255,552
   United-Guardian, Inc...................................     600       10,578
   Universal Corp.........................................   2,600      128,856
 #*USANA Health Sciences, Inc.............................     800       34,512
   Walgreen Co............................................  89,700    3,160,131
  #Wal-Mart Stores, Inc................................... 194,807   14,614,421
   WD-40 Co...............................................   1,600       76,576
   Weis Markets, Inc......................................   1,930       79,439
   Whole Foods Market, Inc................................  16,983    1,608,800
                                                                   ------------
Total Consumer Staples....................................          154,307,107
                                                                   ------------
Energy -- (9.8%)..........................................
   Adams Resources & Energy, Inc..........................     300        9,126
   Alon USA Energy, Inc...................................   1,957       25,695
 #*Alpha Natural Resources, Inc...........................  12,617      108,128
   Anadarko Petroleum Corp................................  51,085    3,515,159
  #Apache Corp............................................  39,448    3,264,322
  *Approach Resources, Inc................................     500       12,315
  #Arch Coal, Inc.........................................  16,500      131,340
  *Atwood Oceanics, Inc...................................   5,700      272,460
   Baker Hughes, Inc......................................  45,355    1,903,549
  #Berry Petroleum Co. Class A............................   4,700      180,997
  *Bill Barrett Corp......................................   5,020      115,008
   Bolt Technology Corp...................................   1,050       15,120
  *BPZ Resources, Inc.....................................  10,000       28,800
   Bristow Group, Inc.....................................   3,165      157,997
 #*C&J Energy Services, Inc...............................   1,468       28,450
   Cabot Oil & Gas Corp...................................  21,800    1,024,164
  *Cal Dive International, Inc............................   9,937       12,521
  *Callon Petroleum Co....................................   3,810       21,793
  *Cameron International Corp.............................  25,359    1,284,180
   CARBO Ceramics, Inc....................................   1,350       99,833
  *Carrizo Oil & Gas, Inc.................................   1,000       26,820
 #*Cheniere Energy, Inc...................................  19,536      314,334
  #Chesapeake Energy Corp.................................  68,738    1,392,632
  #Chevron Corp........................................... 204,675   22,557,232
   Cimarex Energy Co......................................   8,433      482,199
  *Clayton Williams Energy, Inc...........................     500       21,175
 #*Clean Energy Fuels Corp................................   5,014       57,410
  *Cloud Peak Energy, Inc.................................   5,872      123,899
 #*Cobalt International Energy, Inc.......................  18,526      385,526
  *Comstock Resources, Inc................................   4,800       82,176
 #*Concho Resources, Inc..................................  10,100      869,812
  #ConocoPhillips......................................... 121,505    7,029,064
   CONSOL Energy, Inc.....................................  23,700      833,292
 #*Continental Resources, Inc.............................   4,690      337,023
   Core Laboratories NV...................................   5,125      531,258
  *Crimson Exploration, Inc...............................   3,820       13,828
   Crosstex Energy, Inc...................................   5,400       73,872
  *Dawson Geophysical Co..................................     600       14,334
   Delek US Holdings, Inc.................................     900       23,175
  *Denbury Resources, Inc.................................  36,570      560,618
   Devon Energy Corp......................................  39,786    2,315,943
   DHT Holdings, Inc......................................     229          966
  #Diamond Offshore Drilling, Inc.........................   6,700      463,908
  *Double Eagle Petroleum Co..............................     267        1,338
 #*Dresser-Rand Group, Inc................................   7,700      396,781
  *Dril-Quip, Inc.........................................   3,333      230,844
 #*Endeavour International Corp...........................   3,414       24,786

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Energy -- (Continued)
   Energen Corp............................................   7,800 $   363,870
   Energy XXI (Bermuda), Ltd...............................   6,972     230,773
   EOG Resources, Inc......................................  28,239   3,289,561
  *EPL Oil & Gas, Inc......................................   3,224      69,767
   EQT Corp................................................  14,642     887,744
  #EXCO Resources, Inc.....................................  12,750     103,275
  *Exterran Holdings, Inc..................................   6,100     121,878
  #Exxon Mobil Corp........................................ 477,512  43,534,769
 #*FMC Technologies, Inc...................................  24,664   1,008,758
  *Forest Oil Corp.........................................  11,189      84,813
  *FX Energy, Inc..........................................   1,388       6,704
  *Geospace Technologies Corp..............................   1,000      64,730
  *Global Geophysical Services, Inc........................   2,881      13,310
  *Green Plains Renewable Energy, Inc......................   2,214      17,114
   Gulf Island Fabrication, Inc............................   1,100      26,103
  *Gulfmark Offshore, Inc. Class A.........................     400      12,928
  *Gulfport Energy Corp....................................   4,900     162,582
   Halliburton Co..........................................  95,923   3,097,354
 #*Harvest Natural Resources, Inc..........................   3,600      31,428
 #*Heckmann Corp...........................................  11,861      41,514
  *Helix Energy Solutions Group, Inc.......................  10,266     177,499
   Helmerich & Payne, Inc..................................  11,191     534,930
  *Hercules Offshore, Inc..................................   7,108      33,834
   Hess Corp...............................................  31,522   1,647,340
 .*HKN, Inc................................................   1,513       2,981
   HollyFrontier Corp......................................  22,236     858,977
  *Hornbeck Offshore Services, Inc.........................   2,087      72,294
 #*ION Geophysical Corp....................................   8,127      52,500
  *Key Energy Services, Inc................................   7,600      49,704
   Kinder Morgan, Inc......................................  95,511   3,315,187
  *Kodiak Oil & Gas Corp...................................  26,988     249,369
  #Lufkin Industries, Inc..................................   3,400     170,034
 #*Magnum Hunter Resources Corp............................   9,800      37,436
   Marathon Oil Corp.......................................  71,437   2,147,396
   Marathon Petroleum Corp.................................  35,264   1,937,052
  *Matrix Service Co.......................................   2,511      26,340
  *McDermott International, Inc............................  22,562     241,639
 #*McMoran Exploration Co..................................  10,415     124,251
 #*Miller Energy Resources, Inc............................     451       2,039
  *Mitcham Industries, Inc.................................   1,264      17,127
   Murphy Oil Corp.........................................  18,964   1,137,840
  *Nabors Industries, Ltd..................................  26,264     354,301
   National Oilwell Varco, Inc.............................  44,585   3,285,914
  *Natural Gas Services Group, Inc.........................   1,600      25,376
  *Newfield Exploration Co.................................  12,031     326,281
  *Newpark Resources, Inc..................................   9,500      64,505
   Noble Corp..............................................  24,604     928,555
   Noble Energy, Inc.......................................  18,202   1,729,372
  #Nordic American Tankers, Ltd............................   2,265      19,026
 #*Northern Oil & Gas, Inc.................................   5,685      86,185
 #*Oasis Petroleum, Inc....................................   6,410     188,262
   Occidental Petroleum Corp...............................  84,203   6,648,669
   Oceaneering International, Inc..........................  11,142     583,061
  *Oil States International, Inc...........................   5,300     387,430
  #Overseas Shipholding Group, Inc.........................   2,700       3,024
   Panhandle Oil & Gas, Inc. Class A.......................   1,000      27,080
  *Parker Drilling Co......................................   9,114      39,464
  #Patterson-UTI Energy, Inc...............................  15,402     249,204
  *PDC Energy, Inc.........................................     652      19,736
  #Peabody Energy Corp.....................................  23,123     645,132
   Penn Virginia Corp......................................   3,900      17,628

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Energy -- (Continued)
  *PHI, Inc. Non-Voting...................................   1,795 $     56,166
   Phillips 66............................................  62,327    2,939,341
  *Pioneer Energy Services Corp...........................   4,377       28,888
   Pioneer Natural Resources Co...........................  11,408    1,205,255
  *Plains Exploration & Production Co.....................  13,161      469,321
  *PostRock Energy Corp...................................   1,042        1,709
  #QEP Resources, Inc.....................................  17,600      510,400
 #*Quicksilver Resources, Inc.............................  10,100       39,087
  #Range Resources Corp...................................  16,800    1,098,048
  *Rentech, Inc...........................................     973        2,510
  *Rex Energy Corp........................................   4,000       52,960
  *Rosetta Resources, Inc.................................   5,410      249,076
  *Rowan Cos. P.L.C. Class A..............................  13,381      424,312
  #RPC, Inc...............................................   9,225      105,718
 #*SandRidge Energy, Inc..................................  16,873      104,950
   Schlumberger, Ltd...................................... 138,333    9,618,293
  *SEACOR Holdings, Inc...................................   2,200      192,962
  *SemGroup Corp. Class A.................................   3,077      118,895
   Ship Finance International, Ltd........................   6,400       98,432
   SM Energy Co...........................................   6,600      355,872
  *Southwestern Energy Co.................................  34,815    1,208,080
  #Spectra Energy Corp....................................  66,748    1,927,015
  *Stone Energy Corp......................................   4,300      101,437
  *Superior Energy Services, Inc..........................  14,418      293,118
  *Swift Energy Co........................................   1,930       32,250
   Targa Resources Corp...................................   3,076      156,661
   Teekay Corp............................................   4,349      133,123
  *Tesco Corp.............................................   2,270       19,999
   Tesoro Corp............................................  14,080      530,957
  *TETRA Technologies, Inc................................   8,150       43,602
  *TGC Industries, Inc....................................   1,667       12,269
   Tidewater, Inc.........................................   5,500      261,305
   Transocean, Ltd........................................  36,341    1,660,420
  *Triangle Petroleum Corp................................   3,876       24,768
 #*Ultra Petroleum Corp...................................  16,209      369,727
  *Union Drilling, Inc....................................   1,990       12,915
  *Unit Corp..............................................   4,300      173,505
  *VAALCO Energy, Inc.....................................   5,480       44,772
   Valero Energy Corp.....................................  57,400    1,670,340
  #W&T Offshore, Inc......................................   2,844       48,206
  *Warren Resources, Inc..................................   5,600       15,960
  *Weatherford International, Ltd.........................  78,083      882,338
   Western Refining, Inc..................................   6,000      149,220
 #*Westmoreland Coal Co...................................     837        8,604
  *Whiting Petroleum Corp.................................  10,500      441,210
  *Willbros Group, Inc....................................   4,500       22,995
   Williams Cos., Inc. (The)..............................  65,534    2,293,035
   World Fuel Services Corp...............................   6,050      209,935
 #*WPX Energy, Inc........................................  13,555      229,622
 #*Zion Oil & Gas, Inc....................................     163          308
                                                                   ------------
Total Energy..............................................          163,658,042
                                                                   ------------
Financials -- (12.1%)
   1st Source Corp........................................   1,990       44,198
  *1st United Bancorp, Inc................................   1,107        6,653
   ACE, Ltd...............................................  35,361    2,781,143
 #*Affiliated Managers Group, Inc.........................   5,480      693,220
   Aflac, Inc.............................................  48,794    2,428,965
  *Alexander & Baldwin, Inc...............................   4,230      122,374
  *Allegheny Corp.........................................   1,169      406,344
   Allied World Assurance Co. Holdings AG.................   3,700      297,110

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
   Allstate Corp. (The)..................................    51,057 $ 2,041,259
   Alterra Capital Holdings, Ltd.........................     6,900     168,567
  *Altisource Portfolio Solutions SA.....................     2,400     272,400
  *American Capital, Ltd.................................    35,406     417,437
   American Equity Investment Life Holding Co............     5,190      59,737
   American Express Co...................................   104,890   5,870,693
   American Financial Group, Inc.........................     6,020     233,576
  *American International Group, Inc.....................    62,964   2,199,333
   American National Insurance Co........................       664      48,512
  *American River Bankshares.............................       882       6,509
  *American Safety Insurance Holdings, Ltd...............     1,000      16,860
   Ameriprise Financial, Inc.............................    22,940   1,339,008
  *Ameris Bancorp........................................     1,951      20,817
  *AMERISAFE, Inc........................................     2,573      67,541
  *AmeriServ Financial, Inc..............................       100         293
  #AmTrust Financial Services, Inc.......................     2,640      63,888
   Aon P.L.C.............................................    31,029   1,674,015
  *Arch Capital Group, Ltd...............................    13,910     614,127
   Argo Group International Holdings, Ltd................     3,580     123,152
   Arrow Financial Corp..................................       890      21,716
   Artio Global Investors, Inc...........................     2,673       6,362
   Aspen Insurance Holdings, Ltd.........................     6,326     204,646
   Associated Banc-Corp..................................    17,760     228,926
  #Assurant, Inc.........................................     9,500     359,195
   Assured Guaranty, Ltd.................................    14,700     204,183
   Astoria Financial Corp................................     4,720      47,342
  *Atlantic Coast Financial Corp.........................       137         275
  *AV Homes, Inc.........................................     1,000      14,700
   Axis Capital Holdings, Ltd............................    12,640     457,821
   Baldwin & Lyons, Inc. Class B.........................       562      13,685
   Bancfirst Corp........................................       700      30,772
  *Bancorp, Inc. (The)...................................     2,299      26,140
   BancorpSouth, Inc.....................................     9,405     133,081
  *BancTrust Financial Group, Inc........................     2,903       8,245
   Bank Mutual Corp......................................     6,120      27,601
   Bank of America Corp.................................. 1,120,295  10,441,149
   Bank of Hawaii Corp...................................     5,000     220,800
   Bank of New York Mellon Corp. (The)...................   123,982   3,063,595
   Bank of the Ozarks, Inc...............................     3,800     124,412
   BankFinancial Corp....................................     2,730      21,922
   BankUnited, Inc.......................................     1,827      43,318
   Banner Corp...........................................     1,804      52,298
   BB&T Corp.............................................    72,882   2,109,934
  *BBCN Bancorp, Inc.....................................     6,513      77,700
  *Beneficial Mutual Bancorp, Inc........................     3,852      36,517
  *Berkshire Hathaway, Inc. Class B......................   180,751  15,607,849
   Berkshire Hills Bancorp, Inc..........................     2,505      58,817
   BGC Partners, Inc. Class A............................     5,198      24,327
   BlackRock, Inc........................................    11,541   2,189,097
  *BofI Holding, Inc.....................................       900      25,308
  #BOK Financial Corp....................................     2,387     139,998
   Boston Private Financial Holdings, Inc................     5,685      52,416
   Brookline Bancorp, Inc................................     6,047      51,279
   Brown & Brown, Inc....................................    13,100     334,705
   Bryn Mawr Bank Corp...................................     1,149      26,013
   Calamos Asset Management, Inc. Class A................     1,676      18,101
   Camden National Corp..................................       600      20,940
  *Capital Bank Financial Corp. Class A..................        96       1,683
 #*Capital City Bank Group, Inc..........................     1,069      10,850
   Capital One Financial Corp............................    54,537   3,281,491
   Capital Southwest Corp................................       344      37,066

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
   CapitalSource, Inc......................................  24,476 $   193,605
   Capitol Federal Financial, Inc..........................  16,210     193,061
   Cardinal Financial Corp.................................   2,805      44,796
   Cash America International, Inc.........................     635      24,822
   Cathay General Bancorp..................................   6,038     106,812
  #CBOE Holdings, Inc......................................   9,190     271,013
  *CBRE Group, Inc. Class A................................  31,900     574,838
   Center Bancorp, Inc.....................................   1,915      21,812
   Centerstate Banks, Inc..................................   1,550      13,439
  *Central Pacific Financial Corp..........................     210       3,018
   Charles Schwab Corp. (The).............................. 109,728   1,490,106
   Chemical Financial Corp.................................   3,399      79,944
   Chubb Corp. (The).......................................  27,800   2,140,044
   Cincinnati Financial Corp...............................  16,109     641,783
  *CIT Group, Inc..........................................  19,881     739,971
   Citigroup, Inc.......................................... 303,550  11,349,735
  *Citizens Community Bancorp, Inc.........................     600       3,336
  *Citizens, Inc...........................................   4,015      40,913
  #City Holding Co.........................................   1,057      37,122
   City National Corp......................................   4,800     245,280
   Clifton Savings Bancorp, Inc............................   1,031      11,403
  #CME Group, Inc..........................................  33,000   1,845,690
  #CNA Financial Corp......................................  17,536     515,208
   CNB Financial Corp......................................     280       4,810
   CNO Financial Group, Inc................................  21,200     203,096
   CoBiz Financial, Inc....................................   3,100      22,103
  #Cohen & Steers, Inc.....................................   2,055      57,519
   Columbia Banking System, Inc............................   1,456      25,786
   Comerica, Inc...........................................  18,892     563,171
   Commerce Bancshares, Inc................................   6,891     262,409
   Community Bank System, Inc..............................   2,181      60,174
   Community Trust Bancorp, Inc............................   1,590      53,933
  *CompuCredit Holdings Corp...............................   1,196       4,581
   Consolidated-Tokoma Land Co.............................     681      22,350
  *Cowen Group, Inc. Class A...............................   4,050      10,287
   Crawford & Co. Class A..................................   3,717      16,206
   Crawford & Co. Class B..................................   1,800       9,918
  *Credit Acceptance Corp..................................     444      36,253
   Cullen/Frost Bankers, Inc...............................   4,679     258,749
   CVB Financial Corp......................................   8,560      92,619
  *DFC Global Corp.........................................   3,924      66,119
   Diamond Hill Investment Group, Inc......................     293      22,555
   Dime Community Bancshares, Inc..........................   2,400      34,800
   Discover Financial Services.............................  55,700   2,283,700
   Donegal Group, Inc. Class A.............................   1,374      17,807
   Duff & Phelps Corp......................................   4,800      59,664
  *E*Trade Financial Corp..................................  29,290     244,864
   East West Bancorp, Inc..................................  14,046     299,039
   Eastern Insurance Holdings, Inc.........................      64       1,076
   Eaton Vance Corp........................................  12,100     340,494
  *eHealth, Inc............................................   2,800      60,760
   EMC Insurance Group, Inc................................     866      19,381
   Employers Holdings, Inc.................................   3,900      71,175
   Endurance Specialty Holdings, Ltd.......................   3,900     158,145
  *Enstar Group, Ltd.......................................     700      70,000
   Enterprise Financial Services Corp......................   1,766      24,724
   Epoch Holding Corp......................................   2,148      47,084
   Erie Indemnity Co. Class A..............................   3,100     192,882
   ESSA Bancorp, Inc.......................................   1,856      18,708
   Evercore Partners, Inc. Class A.........................   1,100      30,690
   Everest Re Group, Ltd...................................   5,600     621,880

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Financials -- (Continued)
  *EZCORP, Inc. Class A......................................  4,723 $   92,854
   FBL Financial Group, Inc. Class A.........................  2,100     71,673
   Federal Agricultural Mortgage Corp. Class C...............  1,380     38,875
   Federated Investors, Inc. Class B.........................  9,362    217,573
   Fidelity National Financial, Inc. Class A................. 22,699    485,986
   Fidelity Southern Corp....................................  1,118     10,946
   Fifth Third Bancorp....................................... 95,899  1,393,412
   Financial Institutions, Inc...............................    807     15,365
  *First Acceptance Corp.....................................    181        219
   First American Financial Corp............................. 10,079    229,297
  *First BanCorp.............................................  2,611     11,071
   First Bancorp.............................................  1,500     15,675
   First Busey Corp..........................................  7,017     33,120
  *First California Financial Group, Inc.....................     10         68
  *First Cash Financial Services, Inc........................  1,200     53,592
   First Citizens BancShares, Inc. Class A...................    100     16,875
   First Commonwealth Financial Corp.........................  9,645     63,175
   First Community Bancshares, Inc...........................  1,100     16,478
   First Defiance Financial Corp.............................  1,538     27,223
   First Financial Bancorp...................................  4,812     75,548
  #First Financial Bankshares, Inc...........................  3,585    129,885
   First Financial Corp......................................  1,100     33,649
   First Financial Holdings, Inc.............................  1,825     25,732
  *First Financial Northwest, Inc............................  2,411     19,047
  #First Horizon National Corp............................... 24,142    224,762
   First Interstate BancSystem, Inc..........................    352      5,291
   First Merchants Corp......................................  2,605     38,320
   First Midwest Bancorp, Inc................................  6,000     74,220
   First Niagara Financial Group, Inc........................ 28,417    235,293
   First Pactrust Bancorp, Inc...............................    451      5,304
   First Republic Bank.......................................  4,678    160,689
  *First South Bancorp, Inc..................................  1,685      9,099
  #FirstMerit Corp...........................................  9,666    133,971
   Flagstone Reinsurance Holdings SA.........................  3,595     31,780
   Flushing Financial Corp...................................  2,163     33,635
   FNB Corp.................................................. 12,609    135,295
  *Forest City Enterprises, Inc. Class A.....................  3,476     55,790
  *Forest City Enterprises, Inc. Class B.....................  3,286     52,379
  *Forestar Group, Inc.......................................  2,565     41,066
   Fox Chase Bancorp, Inc....................................    800     12,448
   Franklin Resources, Inc................................... 15,400  1,968,120
   Fulton Financial Corp..................................... 20,459    198,861
   FXCM, Inc.................................................  2,007     18,063
   Gallagher (Arthur J.) & Co................................ 11,525    408,446
   GAMCO Investors, Inc. Class A.............................    267     13,083
  *Genworth Financial, Inc. Class A.......................... 36,600    218,136
   German American Bancorp, Inc..............................  1,398     31,525
   GFI Group, Inc............................................  8,500     26,860
   Glacier Bancorp, Inc......................................  6,536     94,772
  *Gleacher & Co., Inc.......................................  1,004        703
  *Global Indemnity P.L.C....................................  1,204     26,705
   Goldman Sachs Group, Inc. (The)........................... 47,842  5,855,382
   Great Southern Bancorp, Inc...............................  1,100     31,207
 #*Green Dot Corp. Class A...................................  2,200     22,418
  #Greenhill & Co., Inc......................................  2,900    138,388
  *Greenlight Capital Re, Ltd. Class A.......................  2,682     68,525
  *Guaranty Bancorp..........................................  1,599      2,926
  *Hallmark Financial Services, Inc..........................  1,034      7,889
   Hampden Bancorp, Inc......................................    504      6,527
  #Hancock Holding Co........................................  6,526    206,156
  *Hanmi Financial Corp......................................  1,535     19,049

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
   Hanover Insurance Group, Inc. (The).....................     600 $    21,666
  *Harris & Harris Group, Inc..............................   3,600      12,348
   Hartford Financial Services Group, Inc..................  40,324     875,434
  #HCC Insurance Holdings, Inc.............................  11,125     396,495
   Heartland Financial USA, Inc............................   1,732      49,708
  *Heritage Commerce Corp..................................   2,541      16,745
   Heritage Financial Corp.................................     905      12,516
   Heritage Financial Group, Inc...........................   1,473      19,709
  *HFF, Inc. Class A.......................................   2,557      35,619
  *Hilltop Holdings, Inc...................................   7,200      97,848
   Home BancShares, Inc....................................   2,952     102,257
   Home Federal Bancorp, Inc...............................   2,521      28,790
   Homeowners Choice, Inc..................................     804      17,849
   HopFed Bancorp, Inc.....................................     208       1,633
   Horace Mann Educators Corp..............................   2,672      51,329
  *Howard Hughes Corp. (The)...............................     600      42,000
   Hudson City Bancorp, Inc................................  50,766     430,750
   Hudson Valley Holding Corp..............................   1,023      16,481
   Huntington Bancshares, Inc..............................  90,200     576,378
   IBERIABANK Corp.........................................   2,725     135,678
  *ICG Group, Inc..........................................   3,900      40,872
   Independence Holding Co.................................   2,640      23,074
   Independent Bank Corp...................................   1,728      50,993
   Infinity Property & Casualty Corp.......................     800      45,688
   Interactive Brokers Group, Inc. Class A.................   4,380      62,415
  *IntercontinentalExchange, Inc...........................   7,461     977,391
   International Bancshares Corp...........................   6,326     114,817
  *Intervest Bancshares Corp. Class A......................     254       1,054
  *INTL. FCStone, Inc......................................   1,015      18,808
   Invesco, Ltd............................................  43,368   1,054,710
  *Investment Technology Group, Inc........................   3,824      32,275
  *Investors Bancorp, Inc..................................   6,883     123,825
   Janus Capital Group, Inc................................  17,800     151,300
   Jefferies Group, Inc....................................  12,777     181,944
   JMP Group, Inc..........................................   2,391      13,246
  #Jones Lang LaSalle, Inc.................................   4,500     349,830
   JPMorgan Chase & Co..................................... 395,455  16,482,564
   Kaiser Federal Financial Group, Inc.....................     784      12,097
  #KBW, Inc................................................   3,585      58,256
   Kearny Financial Corp...................................   2,846      26,895
   Kemper Corp.............................................   3,600     111,600
   Kennedy-Wilson Holdings, Inc............................   1,027      14,583
  #KeyCorp.................................................  99,458     837,436
  *Knight Capital Group, Inc. Class A......................   9,475      24,919
   Lakeland Bancorp, Inc...................................   2,837      28,171
   Lakeland Financial Corp.................................   1,700      45,373
   Lazard, Ltd. Class A....................................   8,795     259,101
   Legg Mason, Inc.........................................  13,474     343,318
  *Leucadia National Corp..................................  19,000     431,300
  #Life Partners Holdings, Inc.............................   1,000       2,540
   Lincoln National Corp...................................  28,868     715,638
   LNB Bancorp, Inc........................................     634       3,785
   Loews Corp..............................................  33,655   1,422,933
  *Louisiana Bancorp, Inc..................................     200       3,274
   LPL Financial Holdings, Inc.............................   5,021     146,613
  #M&T Bank Corp...........................................  11,877   1,236,396
 #*Macatawa Bank Corp......................................     886       2,738
   Maiden Holdings, Ltd....................................   4,691      39,639
   MainSource Financial Group, Inc.........................   1,600      20,032
 #*Markel Corp.............................................     893     421,442
   MarketAxess Holdings, Inc...............................   2,416      75,476

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Marlin Business Services Corp............................   1,200 $   27,108
   Marsh & McLennan Cos., Inc...............................  56,065  1,907,892
   MB Financial, Inc........................................   4,600     93,196
  *MBIA, Inc................................................  13,400    132,660
   MCG Capital Corp.........................................   6,400     29,824
   Meadowbrook Insurance Group, Inc.........................   3,491     19,619
   Medallion Financial Corp.................................   1,715     21,455
  *Mercantile Bank Corp.....................................     285      4,711
   Merchants Bancshares, Inc................................     694     20,320
   Mercury General Corp.....................................   3,136    127,102
  *Meridian Interstate Bancorp, Inc.........................   1,744     29,456
   MetLife, Inc.............................................  89,020  3,159,320
  *Metro Bancorp, Inc.......................................   1,694     21,988
  *MGIC Investment Corp.....................................  15,500     26,660
   MidSouth Bancorp, Inc....................................     900     13,950
   Montpelier Re Holdings, Ltd..............................   5,500    125,785
   Moody's Corp.............................................  20,707    997,249
   Morgan Stanley........................................... 153,365  2,665,484
 #*MSCI, Inc................................................  12,394    333,894
   NASDAQ OMX Group, Inc. (The).............................  12,931    307,887
  *National Financial Partners Corp.........................   3,789     69,528
   National Interstate Corp.................................     588     15,259
   National Penn Bancshares, Inc............................  12,482    111,464
  *Navigators Group, Inc. (The).............................   1,805     95,809
   NBT Bancorp, Inc.........................................   3,984     84,740
   Nelnet, Inc. Class A.....................................   3,140     76,647
  *Netspend Holdings, Inc...................................     544      5,826
   New England Bancshares, Inc..............................     811     11,703
   New York Community Bancorp, Inc..........................  41,675    577,616
  *NewStar Financial, Inc...................................   3,834     47,925
   Northeast Community Bancorp, Inc.........................   1,626      8,813
  #Northern Trust Corp......................................  22,514  1,075,719
  #Northfield Bancorp, Inc..................................   2,398     38,944
   Northrim Bancorp, Inc....................................     600     13,518
   Northwest Bancshares, Inc................................  10,509    125,057
   NYSE Euronext............................................  24,598    609,046
   OceanFirst Financial Corp................................   1,629     22,708
  *Ocwen Financial Corp.....................................  10,187    392,913
   Old National Bancorp.....................................   6,103     74,884
   Old Republic International Corp..........................  24,986    246,862
  *OmniAmerican Bancorp, Inc................................   1,407     32,206
   OneBeacon Insurance Group, Ltd. Class A..................   3,161     42,674
   Oppenheimer Holdings, Inc. Class A.......................     765     12,454
   Oriental Financial Group, Inc............................   3,500     41,230
   Oritani Financial Corp...................................   6,231     95,210
  *Pacific Capital Bancorp..................................     690     31,678
   Pacific Continental Corp.................................   1,300     12,077
  *Pacific Mercantile Bancorp...............................   1,425     10,217
   PacWest Bancorp..........................................   2,792     62,820
   Park National Corp.......................................   1,100     73,205
  *Park Sterling Corp.......................................      81        405
   PartnerRe, Ltd...........................................   6,020    487,620
  *Patriot National Bancorp.................................     200        304
   Peapack-Gladstone Financial Corp.........................   1,228     19,022
   Peoples Bancorp, Inc.....................................   1,197     25,496
   People's United Financial, Inc...........................  33,947    408,382
 #*PHH Corp.................................................   5,033    104,737
  *Phoenix Cos, Inc. (The)..................................     418     12,599
  *PICO Holdings, Inc.......................................   1,800     39,852
  *Pinnacle Financial Partners, Inc.........................   2,517     49,207
  *Piper Jaffray Cos., Inc..................................   1,704     45,752

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Platinum Underwriters Holdings, Ltd......................   4,187 $  185,903
   PNC Financial Services Group, Inc........................  55,134  3,208,247
  *Popular, Inc.............................................   9,834    190,091
  *Preferred Bank...........................................     253      3,595
   Presidential Life Corp...................................   2,200     30,756
   Primerica, Inc...........................................   4,156    117,449
   Principal Financial Group, Inc...........................  27,300    751,842
   PrivateBancorp, Inc......................................   6,123     98,948
   ProAssurance Corp........................................   3,400    303,960
   Progressive Corp. (The)..................................  58,920  1,313,916
  #Prosperity Bancshares, Inc...............................   4,600    192,556
   Protective Life Corp.....................................   8,300    226,590
   Provident Financial Services, Inc........................   5,262     78,930
   Provident New York Bancorp...............................   3,935     35,927
   Prudential Financial, Inc................................  47,936  2,734,749
   Pulaski Financial Corp...................................     342      2,928
   Pzena Investment Management, Inc. Class A................     566      3,192
   QC Holdings, Inc.........................................   1,034      3,495
   Radian Group, Inc........................................   9,498     44,546
   Raymond James Financial, Inc.............................   9,525    363,284
   Regions Financial Corp................................... 135,957    886,440
   Reinsurance Group of America, Inc........................   7,190    380,495
   RenaissanceRe Holdings, Ltd..............................   4,900    398,664
   Renasant Corp............................................   2,122     39,066
   Republic Bancorp, Inc. Class A...........................     805     17,404
  *Republic First Bancorp, Inc..............................     500      1,065
   Resource America, Inc. Class A...........................   2,228     15,061
  *Riverview Bancorp, Inc...................................   1,205      1,988
   RLI Corp.................................................   1,800    122,724
   Rockville Financial, Inc.................................   1,235     16,413
   Roma Financial Corp......................................     710      6,255
   S&T Bancorp, Inc.........................................   2,523     44,329
   S.Y. Bancorp, Inc........................................   1,733     40,864
  *Safeguard Scientifics, Inc...............................   1,767     28,007
   Safety Insurance Group, Inc..............................   1,800     83,430
   Sandy Spring Bancorp, Inc................................   1,969     37,647
   SCBT Financial Corp......................................   1,022     40,553
   SeaBright Holdings, Inc..................................   2,360     25,889
   SEI Investments Co.......................................  15,303    334,830
   Selective Insurance Group, Inc...........................   5,100     94,299
   SI Financial Group, Inc..................................   1,347     14,817
   Sierra Bancorp...........................................     240      2,700
 #*Signature Bank...........................................   4,060    289,234
   Simmons First National Corp. Class A.....................   1,469     36,563
   SLM Corp.................................................  53,247    936,082
   Somerset Hills Bancorp...................................     992      8,402
   Southside Bancshares, Inc................................   2,077     42,390
  *Southwest Bancorp, Inc...................................   1,600     17,264
 #*St. Joe Co. (The)........................................   7,516    148,817
   StanCorp Financial Group, Inc............................   4,400    151,140
   State Auto Financial Corp................................   1,800     29,052
   State Street Corp........................................  50,606  2,255,509
   StellarOne Corp..........................................   2,851     39,116
   Sterling Bancorp.........................................   2,599     24,820
   Stewart Information Services Corp........................   1,575     36,729
  *Stifel Financial Corp....................................   5,161    163,604
  *Suffolk Bancorp..........................................     900     13,518
  *Sun Bancorp, Inc.........................................   2,137      6,603
  #SunTrust Banks, Inc......................................  55,857  1,519,310
   Susquehanna Bancshares, Inc..............................  16,778    173,985
 #*SVB Financial Group......................................   3,509    198,574

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
  *SWS Group, Inc..........................................   1,770 $    10,071
   Symetra Financial Corp..................................   7,540      90,103
   Synovus Financial Corp..................................  71,876     176,096
   T. Rowe Price Group, Inc................................  26,540   1,723,508
  *Taylor Capital Group, Inc...............................     851      15,897
   TCF Financial Corp......................................  14,786     169,152
   TD Ameritrade Holding Corp..............................  23,898     374,960
  *Tejon Ranch Co..........................................   1,649      49,371
   Territorial Bancorp, Inc................................     840      18,984
  *Texas Capital Bancshares, Inc...........................   4,203     199,516
  *TFS Financial Corp......................................  11,114      99,470
   Thomas Properties Group, Inc............................   5,157      27,538
   Tompkins Financial Corp.................................     734      29,712
   Torchmark Corp..........................................   9,900     500,841
   Tower Group, Inc........................................   4,921      88,676
  #TowneBank...............................................   2,502      38,956
   Travelers Cos., Inc. (The)..............................  40,502   2,873,212
  *Tree.com, Inc...........................................     721      10,418
   TriCo Bancshares........................................   1,628      27,350
   TrustCo Bank Corp.......................................   7,300      40,734
   Trustmark Corp..........................................   6,949     163,093
   U.S. Bancorp............................................ 197,250   6,550,672
  #UMB Financial Corp......................................   2,467     109,856
   Umpqua Holdings Corp....................................   9,973     120,574
   Union First Market Bankshares Corp......................   2,179      34,210
   United Bankshares, Inc..................................   3,563      84,906
  *United Community Banks, Inc.............................   2,040      17,748
  *United Community Financial Corp.........................     563       2,145
   United Financial Bancorp, Inc...........................   1,725      26,513
   United Fire Group, Inc..................................   2,765      65,724
  *United Security Bancshares..............................   1,576       4,728
   Universal Insurance Holdings, Inc.......................   2,136       8,437
   Univest Corp. of Pennsylvania...........................   1,893      32,030
   Unum Group..............................................  29,554     599,355
   Validus Holdings, Ltd...................................   6,469     231,590
  #Valley National Bancorp.................................  19,685     191,732
   ViewPoint Financial Group, Inc..........................   2,897      60,258
  *Virginia Commerce Bancorp, Inc..........................   2,610      23,908
  *Virtus Investment Partners, Inc.........................     450      43,200
   Waddell & Reed Financial, Inc...........................   8,708     290,238
   Washington Banking Co...................................   1,539      21,038
   Washington Federal, Inc.................................   9,784     164,176
   Washington Trust Bancorp, Inc...........................   1,700      45,883
  *Waterstone Financial, Inc...............................   1,611       8,699
   Webster Financial Corp..................................   7,315     160,930
   Wells Fargo & Co........................................ 524,337  17,664,914
   WesBanco, Inc...........................................   2,465      54,230
   West Bancorporation, Inc................................   2,033      22,180
  *West Coast Bancorp......................................   1,740      38,315
  #Westamerica Bancorporation..............................   3,200     141,184
  *Western Alliance Bancorp................................   6,287      64,505
   Westfield Financial, Inc................................   4,099      29,882
   Westwood Holdings Group, Inc............................     700      27,174
   Willis Group Holdings P.L.C.............................  17,013     572,828
  *Wilshire Bancorp, Inc...................................   4,078      26,548
 #*World Acceptance Corp...................................   1,500     100,140
   WR Berkley Corp.........................................  12,332     479,591
   XL Group P.L.C..........................................  31,138     770,354
  *Yadkin Valley Financial Corp............................     471       1,507
   Zions Bancorporation....................................  17,764     381,393

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Financials -- (Continued)
  *ZipRealty, Inc.........................................   2,357 $      6,222
                                                                   ------------
   Total Financials.......................................          201,490,702
                                                                   ------------
Health Care -- (11.1%)
  *Abaxis, Inc............................................   1,236       45,460
   Abbott Laboratories.................................... 163,800   10,732,176
 #*ABIOMED, Inc...........................................     892       17,679
  *Accuray, Inc...........................................   4,567       31,786
  *Acorda Therapeutics, Inc...............................   3,800       91,010
   Aetna, Inc.............................................  34,510    1,508,087
  *Affymax, Inc...........................................   2,611       59,505
 #*Affymetrix, Inc........................................   4,065       12,886
   Agilent Technologies, Inc..............................  36,200    1,302,838
 #*Air Methods Corp.......................................   1,200      131,556
  *Albany Molecular Research, Inc.........................   3,400       12,036
  *Alere, Inc.............................................   8,565      164,448
  *Alexion Pharmaceuticals, Inc...........................  20,181    1,823,959
 #*Align Technology, Inc..................................   6,410      170,378
  *Alkermes P.L.C.........................................  12,109      224,380
   Allergan, Inc..........................................  31,137    2,799,839
  *Alliance HealthCare Services, Inc......................   5,000        6,900
  *Allscripts Healthcare Solutions, Inc...................  18,960      244,963
  *Almost Family, Inc.....................................     812       16,833
 #*Alnylam Pharmaceuticals, Inc...........................   3,514       56,821
  *Alphatec Holdings, Inc.................................   7,600       13,072
  *AMAG Pharmaceuticals, Inc..............................   2,000       30,960
 #*Amedisys, Inc..........................................   3,037       33,528
  *AMERIGROUP Corp........................................   5,000      456,700
  #AmerisourceBergen Corp.................................  26,780    1,056,203
   Amgen, Inc.............................................  80,471    6,964,363
  *AMN Healthcare Services, Inc...........................   6,328       62,774
  *Amsurg Corp............................................   3,550      101,246
   Analogic Corp..........................................   1,300       95,758
  *AngioDynamics, Inc.....................................   1,880       20,172
  *Anika Therapeutics, Inc................................   1,888       21,164
 #*Arena Pharmaceuticals, Inc.............................  21,670      171,410
  *Ariad Pharmaceuticals, Inc.............................  17,562      378,461
  *ArthroCare Corp........................................   2,548       76,644
   Assisted Living Concepts, Inc. Class A.................   1,830       14,475
  *Astex Pharmaceuticals, Inc.............................   1,200        2,856
 #*athenahealth, Inc......................................   3,598      231,315
  *AtriCure, Inc..........................................     900        5,778
  *AVEO Pharmaceuticals, Inc..............................   1,934       14,756
   Bard (C.R.), Inc.......................................   8,600      827,234
  #Baxter International, Inc..............................  57,065    3,573,981
  #Becton Dickinson & Co..................................  21,000    1,589,280
  *BioClinica, Inc........................................   2,062       12,929
  *Biogen Idec, Inc.......................................  23,500    3,248,170
 #*BioMarin Pharmaceutical, Inc...........................  12,220      452,629
 #*BioMimetic Therapeutics, Inc...........................     495        1,836
  *Bio-Rad Laboratories, Inc. Class A.....................   1,713      173,613
 #*Bio-Reference Labs, Inc................................   2,473       68,650
  *BioScrip, Inc..........................................   2,900       26,709
  *Boston Scientific Corp................................. 159,048      817,507
  #Bristol-Myers Squibb Co................................ 175,055    5,820,579
  *Brookdale Senior Living, Inc...........................  10,600      248,676
 #*Bruker Corp............................................   7,040       85,114
  *Cambrex Corp...........................................   3,827       46,230
   Cantel Medical Corp....................................   2,166       56,338
  *Capital Senior Living Corp.............................   3,849       61,892
   Cardinal Health, Inc...................................  35,793    1,472,166

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
  *CareFusion Corp..........................................  23,317 $  619,300
  *CAS Medical Systems, Inc.................................     417        759
  *Celgene Corp.............................................  44,131  3,235,685
 #*Celldex Therapeutics, Inc................................   4,986     27,473
  *Centene Corp.............................................   4,800    182,304
 #*Cepheid, Inc.............................................   6,896    209,018
 #*Cerner Corp..............................................  15,100  1,150,469
  *Charles River Laboratories International, Inc............   5,100    190,332
  #Chemed Corp..............................................   2,300    154,675
   Cigna Corp...............................................  29,809  1,520,259
 #*Codexis, Inc.............................................   1,220      3,172
  *Community Health Systems, Inc............................   9,000    246,780
   Computer Programs & Systems, Inc.........................   1,247     60,866
 #*Conceptus, Inc...........................................   3,600     67,824
   CONMED Corp..............................................   2,035     56,288
   Cooper Cos., Inc. (The)..................................   4,865    466,943
  *Corvel Corp..............................................     900     38,277
 #*Covance, Inc.............................................   5,500    267,905
   Coventry Health Care, Inc................................  15,100    658,964
   Covidien P.L.C...........................................  50,000  2,747,500
  *Cross Country Healthcare, Inc............................   1,700      7,480
   CryoLife, Inc............................................   3,061     18,948
 #*Cubist Pharmaceuticals, Inc..............................   7,273    312,012
  *Cumberland Pharmaceuticals, Inc..........................   2,792     16,389
  *Cutera, Inc..............................................   1,850     13,708
  *Cyberonics, Inc..........................................   2,900    134,125
  *Cynosure, Inc. Class A...................................   1,600     42,144
 #*DaVita, Inc..............................................   9,670  1,088,068
   DENTSPLY International, Inc..............................  14,418    531,159
  *Depomed, Inc.............................................   5,000     28,250
  *DUSA Pharmaceuticals, Inc................................   2,380     16,327
  *Dynacq Healthcare, Inc...................................     300          3
  *DynaVox, Inc. Class A....................................   1,593        796
 #*Edwards Lifesciences Corp................................  11,906  1,033,798
   Eli Lilly & Co........................................... 109,075  5,304,317
  *Emergent Biosolutions, Inc...............................   2,866     38,089
  *Emeritus Corp............................................   2,705     60,727
  *Endo Health Solutions, Inc...............................  12,031    344,808
  *Endocyte, Inc............................................     858      8,211
   Ensign Group, Inc. (The).................................   1,831     53,392
  *Enzo Biochem, Inc........................................   3,718      7,436
  *Enzon Pharmaceuticals, Inc...............................   3,492     22,942
  *Epocrates, Inc...........................................     875      8,558
  *Exactech, Inc............................................   1,400     23,380
  *ExamWorks Group, Inc.....................................     390      5,468
  *Express Scripts Holding Co...............................  80,419  4,948,985
  *Five Star Quality Care, Inc..............................   2,946     15,496
  *Forest Laboratories, Inc.................................  26,607    896,922
  *Furiex Pharmaceuticals, Inc..............................     833     15,969
 #*Genomic Health, Inc......................................   1,850     57,812
  *Gentiva Health Services, Inc.............................   3,177     29,864
  *Gilead Sciences, Inc.....................................  79,022  5,307,118
  *Greatbatch, Inc..........................................   1,950     42,861
  *GTx, Inc.................................................   1,250      5,012
  *Haemonetics Corp.........................................   2,600    212,420
  *Hanger, Inc..............................................   3,139     79,574
  *Harvard Bioscience, Inc..................................   4,139     16,639
  *HCA Holdings, Inc........................................  18,363    521,693
  *Health Management Associates, Inc. Class A...............  24,624    179,755
  *Health Net, Inc..........................................   6,098    131,229
  *HealthSouth Corp.........................................  10,319    228,359

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (Continued)
  *HealthStream, Inc.......................................   2,809 $    71,742
  *Healthways, Inc.........................................   3,100      30,163
 #*Henry Schein, Inc.......................................   9,246     682,170
  #Hill-Rom Holdings, Inc..................................   5,100     143,259
 #*HMS Holdings Corp.......................................   3,450      79,660
  *Hologic, Inc............................................  25,846     532,945
  *Hospira, Inc............................................  17,344     532,287
   Humana, Inc.............................................  17,105   1,270,388
  *ICU Medical, Inc........................................   1,350      80,096
  *Idera Pharmaceuticals, Inc..............................   3,093       2,846
 #*IDEXX Laboratories, Inc.................................   5,800     557,960
 #*Illumina, Inc...........................................  10,514     499,520
 #*Immunomedics, Inc.......................................   7,400      24,494
 #*Impax Laboratories, Inc.................................   5,540     117,725
 #*Incyte Corp.............................................  11,886     189,701
  *Infinity Pharmaceuticals, Inc...........................   2,446      54,766
  *Integra LifeSciences Holdings Corp......................   2,600      99,450
 #*Intuitive Surgical, Inc.................................   4,038   2,189,484
   Invacare Corp...........................................   3,000      40,950
  *IPC The Hospitalist Co..................................   1,600      55,184
  *IRIS International, Inc.................................   2,045      39,857
  *Jazz Pharmaceuticals P.L.C..............................   3,420     183,757
   Johnson & Johnson....................................... 280,554  19,868,834
  *Kindred Healthcare, Inc.................................   5,377      52,695
  *Laboratory Corp. of America Holdings....................  10,100     855,773
   Landauer, Inc...........................................     917      53,140
  *Lannet Co., Inc.........................................   1,787       7,881
  *LCA-Vision, Inc.........................................   2,557       9,768
   LeMaitre Vascular, Inc..................................   2,283      13,698
  *LHC Group, Inc..........................................   1,463      25,632
  *Life Technologies Corp..................................  18,352     897,596
  *LifePoint Hospitals, Inc................................   4,944     174,721
  *Luminex Corp............................................   3,762      60,493
  *Magellan Health Services, Inc...........................   2,400     120,360
 #*Masimo Corp.............................................   3,878      85,200
   Maxygen, Inc............................................   3,792       9,252
   McKesson Corp...........................................  24,400   2,276,764
  *MedAssets, Inc..........................................   4,100      72,693
 .*MedCath Corp............................................   1,565       2,144
  *Medical Action Industries, Inc..........................   1,834       5,410
  *Medicines Co. (The).....................................   5,090     111,573
 #*MediciNova, Inc.........................................     500       1,060
   Medicis Pharmaceutical Corp. Class A....................   6,717     291,585
  *Medidata Solutions, Inc.................................   2,074      87,149
 #*Medivation, Inc.........................................   7,456     381,151
 #*MEDNAX, Inc.............................................   5,064     349,315
   Medtronic, Inc.......................................... 106,212   4,416,295
   Merck & Co., Inc........................................ 316,262  14,431,035
  *Merit Medical Systems, Inc..............................   4,472      64,576
  *Metropolitan Health Networks, Inc.......................     473       5,170
  *Mettler Toledo International, Inc.......................   3,200     541,984
  *Molina Healthcare, Inc..................................   3,211      80,500
  *Momenta Pharmaceuticals, Inc............................   4,800      60,864
 #*MWI Veterinary Supply, Inc..............................   1,239     130,120
  *Mylan, Inc..............................................  42,950   1,088,353
  *Myrexis, Inc............................................   3,247       7,793
 #*Myriad Genetics, Inc....................................   8,600     225,062
  *Nabi Biopharmaceuticals.................................   2,933       5,133
   National Healthcare Corp................................   1,000      47,620
   National Research Corp..................................     200      10,136
  *Natus Medical, Inc......................................   2,124      24,001

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (Continued)
  *Neogen Corp.............................................   2,025 $    86,650
  *Neurocrine Biosciences, Inc.............................   4,921      36,071
  *NuVasive, Inc...........................................   3,900      56,238
  *Obagi Medical Products, Inc.............................   1,800      22,194
   Omnicare, Inc...........................................  12,061     416,466
  *Omnicell, Inc...........................................   4,051      59,064
  *Onyx Pharmaceuticals, Inc...............................   6,600     517,176
  *OraSure Technologies, Inc...............................   6,438      58,328
 #*Orexigen Therapeutics, Inc..............................   1,807       9,631
  *Orthofix International NV...............................   1,096      43,467
  #Owens & Minor, Inc......................................     600      17,082
  *Palomar Medical Technologies, Inc.......................   1,396      12,047
  *PAREXEL International Corp..............................   6,325     194,114
   Patterson Cos., Inc.....................................   9,800     327,320
  *PDI, Inc................................................   1,874      12,837
  #PDL BioPharma, Inc......................................  14,616     108,889
  #PerkinElmer, Inc........................................  12,400     383,532
   Perrigo Co..............................................   9,100   1,046,591
   Pfizer, Inc............................................. 778,022  19,349,407
  *PharMerica Corp.........................................   2,600      31,772
 #*PhotoMedex, Inc.........................................   1,800      23,958
  *Pozen, Inc..............................................   3,692      22,115
  *Progenics Pharmaceuticals, Inc..........................   2,600       7,410
  *ProPhase Labs, Inc......................................     350         578
  *Providence Service Corp. (The)..........................   1,602      16,340
  *pSivida Corp............................................   1,029       1,605
   Quality Systems, Inc....................................   4,000      69,800
  #Quest Diagnostics, Inc..................................  15,810     912,553
  *Questcor Pharmaceuticals, Inc...........................   6,310     160,779
 #*Quidel Corp.............................................   2,861      50,153
  *RadNet, Inc.............................................   1,992       5,179
 #*Regeneron Pharmaceuticals, Inc..........................   7,700   1,095,710
  *Repligen Corp...........................................   3,600      18,360
  #ResMed, Inc.............................................  14,326     572,180
  *Rigel Pharmaceuticals, Inc..............................   7,398      65,916
  *Rochester Medical Corp..................................   1,012      10,616
 #*Rockwell Medical, Inc...................................     493       3,545
  *RTI Biologics, Inc......................................   5,843      23,723
  *Salix Pharmaceuticals, Ltd..............................   6,000     234,240
 #*Sangamo Biosciences, Inc................................     316       1,757
  *Santarus, Inc...........................................   5,399      49,293
 #*SciClone Pharmaceuticals, Inc...........................   2,710      14,932
 #*Seattle Genetics, Inc...................................  10,655     268,080
  *Select Medical Holdings Corp............................   6,247      66,156
  *SIGA Technologies, Inc..................................   2,618       7,592
 #*Sirona Dental Systems, Inc..............................   5,975     342,128
  *Skilled Healthcare Group, Inc. Class A..................   2,400      18,648
  *Solta Medical, Inc......................................   1,565       4,617
  *Spectranetics Corp......................................   4,200      61,152
 #*Spectrum Pharmaceuticals, Inc...........................   6,160      68,746
   St. Jude Medical, Inc...................................  31,655   1,211,120
   STERIS Corp.............................................   6,066     216,010
  *Strategic Diagnostics, Inc..............................   2,577       2,938
   Stryker Corp............................................  30,860   1,623,236
  *Sucampo Pharmaceuticals, Inc. Class A...................     600       2,994
  *Sun Healthcare Group, Inc...............................   1,366      11,556
  *Sunrise Senior Living, Inc..............................   5,200      74,828
  *SurModics, Inc..........................................   1,400      25,172
  *Symmetry Medical, Inc...................................   3,300      30,228
  *Targacept, Inc..........................................     682       2,783
  *Team Health Holdings, Inc...............................   5,277     140,421

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Health Care -- (Continued)
   Techne Corp............................................   2,633 $    177,359
   Teleflex, Inc..........................................   4,020      273,159
 #*Tenet Healthcare Corp..................................  10,800      254,880
 #*Theravance, Inc........................................   1,202       27,057
   Thermo Fisher Scientific, Inc..........................  37,696    2,301,718
  *Thoratec Corp..........................................   2,744       97,961
  *TranS1, Inc............................................   2,100        5,775
 #*Transcept Pharmaceuticals, Inc.........................     228        1,161
  *Triple-S Management Corp. Class B......................   2,513       45,335
   U.S. Physical Therapy, Inc.............................     902       24,083
  *United Therapeutics Corp...............................   5,000      228,350
   UnitedHealth Group, Inc................................ 107,055    5,995,080
  *Universal American Corp................................   2,313       20,910
   Universal Health Services, Inc. Class B................   9,000      372,510
   Utah Medical Products, Inc.............................     276        9,390
 #*Varian Medical Systems, Inc............................  11,557      771,545
  *Vascular Solutions, Inc................................   1,700       25,619
 #*VCA Antech, Inc........................................   8,100      158,598
  *Vertex Pharmaceuticals, Inc............................  21,943    1,058,530
  *Vical, Inc.............................................     391        1,333
  *ViroPharma, Inc........................................   7,500      189,375
 #*Vivus, Inc.............................................  10,100      150,490
   Warner Chilcott P.L.C..................................  18,855      218,341
  *Waters Corp............................................   9,300      760,833
  *Watson Pharmaceuticals, Inc............................  13,276    1,141,072
  *WellCare Health Plans, Inc.............................   4,200      199,920
  #WellPoint, Inc.........................................  34,544    2,116,856
   West Pharmaceutical Services, Inc......................   3,695      199,050
  *Wright Medical Group, Inc..............................   3,195       64,922
  *XenoPort, Inc..........................................   2,757       22,690
   Young Innovations, Inc.................................     900       30,735
  *Zalicus, Inc...........................................     987          553
   Zimmer Holdings, Inc...................................  18,480    1,186,601
                                                                   ------------
Total Health Care.........................................          184,394,491
                                                                   ------------
Industrials -- (10.0%)
   3M Co..................................................  66,528    5,827,853
   A.O. Smith Corp........................................   4,216      256,206
  *A.T. Cross Co. Class A.................................     845        8,002
   AAON, Inc..............................................   3,075       64,514
  *Acacia Research Corp...................................   3,393       88,116
 #*ACCO Brands Corp.......................................   4,702       34,042
   Aceto Corp.............................................   1,500       15,030
   Acme United Corp.......................................     400        4,532
  #Acorn Energy, Inc......................................     330        2,808
  #Actuant Corp. Class A..................................   6,200      175,088
  #Acuity Brands, Inc.....................................   4,282      277,045
  *Adept Technology, Inc..................................   1,502        6,008
 #*ADT Corp. (The)........................................  23,644      981,462
  *Advisory Board Co. (The)...............................   3,600      171,000
 #*AECOM Technology Corp..................................  10,785      231,554
  *Aegion Corp............................................   4,000       73,880
  *Aerovironment, Inc.....................................   2,000       43,980
  *AGCO Corp..............................................   9,100      414,141
  *Air Transport Services Group, Inc......................   3,656       14,076
   Aircastle, Ltd.........................................   5,800       64,554
   Alamo Group, Inc.......................................     789       26,432
  *Alaska Air Group, Inc..................................   7,432      284,200
   Albany International Corp. Class A.....................   2,000       43,940
  *Allegiant Travel Co....................................   1,447      105,255
   Alliant Techsystems, Inc...............................   3,650      209,109

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Industrials -- (Continued)
   Altra Holdings, Inc.......................................  4,206 $   75,792
   Amerco, Inc...............................................    854     98,671
  *Ameresco, Inc. Class A....................................  1,700     18,802
  *American Railcar Industries, Inc..........................  1,606     47,184
  *American Reprographics Co.................................  3,000     11,490
   American Science & Engineering, Inc.......................  1,029     65,424
  *American Woodmark Corp....................................  1,214     27,922
   AMETEK, Inc............................................... 22,950    815,873
   Ampco-Pittsburgh Corp.....................................    700     12,362
   Apogee Enterprises, Inc...................................  3,000     61,110
   Applied Industrial Technologies, Inc......................  3,863    156,799
   Argan, Inc................................................  1,347     23,963
   Arkansas Best Corp........................................  3,000     24,150
   Armstrong World Industries, Inc...........................  2,200    113,960
 #*Asset Acceptance Capital Corp.............................  2,117     13,506
   Asta Funding, Inc.........................................    400      3,752
  *Astec Industries, Inc.....................................  2,360     67,968
  *Astronics Corp............................................  1,007     23,372
  *Astronics Corp. Class B...................................    151      3,452
  *Atlas Air Worldwide Holdings, Inc.........................  2,609    143,469
   Avery Dennison Corp....................................... 10,101    327,070
  *Avis Budget Group, Inc.................................... 10,677    176,491
   AZZ, Inc..................................................  2,800    110,432
  *B/E Aerospace, Inc........................................  7,800    351,702
  *Babcock & Wilcox Co. (The)................................  6,250    161,063
   Barnes Group, Inc.........................................  5,300    121,264
   Barrett Business Services, Inc............................    625     18,644
 #*Beacon Roofing Supply, Inc................................  3,800    122,892
   Belden, Inc...............................................  1,049     37,554
  *Blount International, Inc.................................  4,550     60,197
  *BlueLinx Holdings, Inc....................................    643      1,357
   Boeing Co. (The).......................................... 74,509  5,248,414
   Brady Corp. Class A.......................................  4,590    141,188
   Briggs & Stratton Corp....................................  2,339     46,195
   Brink's Co. (The).........................................  4,582    120,552
  *Builders FirstSource, Inc.................................  3,029     16,690
  #C.H. Robinson Worldwide, Inc.............................. 16,600  1,001,478
  *CAI International, Inc....................................  1,400     31,024
   Carlisle Cos., Inc........................................  6,198    344,299
   Cascade Corp..............................................  1,095     71,164
  *Casella Waste Systems, Inc. Class A.......................  3,338     15,288
   Caterpillar, Inc.......................................... 64,009  5,428,603
  *CBIZ, Inc.................................................  5,600     30,912
   CDI Corp..................................................  1,100     18,909
   CECO Environmental Corp...................................    670      5,930
   Celadon Group, Inc........................................  1,523     26,043
   Ceradyne, Inc.............................................  2,710     94,742
  *Chart Industries, Inc.....................................  3,200    226,528
   Cintas Corp............................................... 11,000    459,910
   CIRCOR International, Inc.................................  1,580     54,494
   CLAROC, Inc...............................................  5,000    226,200
 #*Clean Harbors, Inc........................................  3,636    212,161
  *CNH Global NV.............................................  3,381    151,469
   Coleman Cable, Inc........................................    698      6,624
 #*Colfax Corp...............................................  5,600    192,584
  *Columbus McKinnon Corp....................................  2,000     29,940
   Comfort Systems USA, Inc..................................  4,929     53,726
  *Command Security Corp.....................................  1,531      1,990
  *Commercial Vehicle Group, Inc.............................  2,700     20,493
  *Consolidated Graphics, Inc................................    200      5,902
   Con-way, Inc..............................................  5,175    150,644

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
   Cooper Industries P.L.C..................................  16,239 $1,216,951
 #*Copart, Inc..............................................   8,400    241,836
   Corporate Executive Board Co. (The)......................   3,488    156,820
   Corrections Corp. of America.............................  10,100    339,865
   Courier Corp.............................................   1,460     17,593
  #Covanta Holding Corp.....................................  12,535    227,886
  *Covenant Transportation Group, Inc. Class A..............     100        464
  *CPI Aerostructures, Inc..................................     541      5,956
  *CRA International, Inc...................................   1,100     18,414
   Crane Co.................................................   4,600    193,108
   CSX Corp................................................. 108,100  2,212,807
   Cubic Corp...............................................   1,635     79,788
   Cummins, Inc.............................................  18,700  1,749,946
   Curtiss-Wright Corp......................................   4,100    126,567
   Danaher Corp.............................................  61,183  3,164,997
  #Deere & Co...............................................  39,000  3,332,160
  *Delta Air Lines, Inc.....................................  87,462    842,259
   Deluxe Corp..............................................   5,100    160,701
  *DigitalGlobe, Inc........................................   2,600     67,444
  *Dolan Co. (The)..........................................   2,800     12,964
  *Dollar Thrifty Automotive Group, Inc.....................   2,884    222,068
   Donaldson Co., Inc.......................................  14,500    467,915
   Douglas Dynamics, Inc....................................   3,141     47,712
   Dover Corp...............................................  19,380  1,128,304
  *Ducommun, Inc............................................   1,100     15,004
   Dun & Bradstreet Corp. (The).............................   4,500    364,680
  *DXP Enterprises, Inc.....................................     699     34,412
  *Dycom Industries, Inc....................................   2,688     38,277
   Dynamic Materials Corp...................................   1,062     14,252
  *Eagle Bulk Shipping, Inc.................................   1,175      3,478
   Eastern Co. (The)........................................     600      9,600
  #Eaton Corp...............................................  32,940  1,555,427
  *Echo Global Logistics, Inc...............................     777     13,061
   EMCOR Group, Inc.........................................   6,800    218,688
  #Emerson Electric Co......................................  75,759  3,669,008
  *Encore Capital Group, Inc................................   2,009     58,261
   Encore Wire Corp.........................................   1,900     58,634
  *Energy Recovery, Inc.....................................   2,000      5,940
  *EnergySolutions, Inc.....................................  10,900     31,174
 #*EnerNOC, Inc.............................................   1,180     14,538
  *EnerSys, Inc.............................................   5,000    172,400
 #*Engility Holdings, Inc...................................   1,833     34,827
   Ennis, Inc...............................................   2,716     41,555
  *EnPro Industries, Inc....................................   1,900     69,464
  #Equifax, Inc.............................................  12,398    620,396
   ESCO Technologies, Inc...................................   2,486     93,076
  *Esterline Technologies Corp..............................   2,500    144,475
   Exelis, Inc..............................................  18,524    204,875
   Expeditors International of Washington, Inc..............  20,936    766,467
  *Exponent, Inc............................................   1,400     76,972
   Fastenal Co..............................................  29,665  1,326,026
  *Federal Signal Corp......................................   5,347     30,852
  #FedEx Corp...............................................  31,165  2,866,868
  *Flow International Corp..................................   3,739     12,413
   Flowserve Corp...........................................   5,500    745,195
   Fluor Corp...............................................  16,823    939,565
  *Fortune Brands Home & Security, Inc......................  13,680    389,059
   Forward Air Corp.........................................   1,046     34,905
  *Franklin Covey Co........................................   1,500     18,030
   Franklin Electric Co., Inc...............................   2,700    156,438
   FreightCar America, Inc..................................   1,200     23,100

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Industrials -- (Continued)
 #*FTI Consulting, Inc...................................     1,826 $    47,403
  *Fuel Tech, Inc........................................     1,700       6,936
  *Furmanite Corp........................................     3,300      16,665
   G & K Services, Inc. Class A..........................     1,900      61,275
   Gardner Denver, Inc...................................     4,400     305,052
   GATX Corp.............................................     4,700     194,862
 #*Genco Shipping & Trading, Ltd.........................     2,800       8,512
  *Gencor Industries, Inc................................       400       2,876
 #*GenCorp, Inc..........................................     4,917      43,368
  #Generac Holdings, Inc.................................     2,865      97,410
  *General Cable Corp....................................     3,129      89,270
  *General Dynamics Corp.................................    31,786   2,163,991
   General Electric Co................................... 1,104,281  23,256,158
 #*Genesee & Wyoming, Inc. Class A.......................     4,162     301,620
   Geo Group, Inc. (The).................................     7,410     205,405
  *GeoEye, Inc...........................................     1,926      60,419
  *Gibraltar Industries, Inc.............................     3,140      39,124
   Global Power Equipment Group, Inc.....................     1,290      21,801
   Gorman-Rupp Co. (The).................................     1,953      52,731
  *GP Strategies Corp....................................     1,842      35,458
   Graco, Inc............................................     6,125     294,368
  *GrafTech International, Ltd...........................     5,300      55,703
   Graham Corp...........................................     1,500      26,955
   Granite Construction, Inc.............................     1,885      56,946
   Great Lakes Dredge & Dock Corp........................     6,665      52,987
  *Greenbrier Cos., Inc..................................       800      13,928
   Griffon Corp..........................................     3,703      37,585
   H&E Equipment Services, Inc...........................     2,155      32,799
   Hardinge, Inc.........................................       700       7,266
   Harsco Corp...........................................     5,588     111,704
  *Hawaiian Holdings, Inc................................     2,338      13,864
   Heartland Express, Inc................................     4,200      58,590
   HEICO Corp. Class A...................................     1,013      30,876
   Heidrick & Struggles International, Inc...............     1,861      22,034
   Herman Miller, Inc....................................     4,853      94,100
 #*Hertz Global Holdings, Inc............................    28,400     376,868
  *Hexcel Corp...........................................     7,570     193,489
  *Hill International, Inc...............................     4,200      14,238
   HNI Corp..............................................     4,273     117,593
   Honeywell International, Inc..........................    77,429   4,741,752
   Houston Wire & Cable Co...............................     2,370      26,236
  *Hub Group, Inc. Class A...............................     2,614      81,060
   Hubbell, Inc. Class B.................................     5,450     456,274
  *Hudson Global, Inc....................................     3,600      14,544
 #*Huntington Ingalls Industries, Inc....................     4,938     209,272
  *Hurco Cos., Inc.......................................       883      20,291
  *Huron Consulting Group, Inc...........................     2,184      63,008
  *Hyster-Yale Materials Handling, Inc...................       533      21,896
  *Hyster-Yale Materials Handling, Inc. Class B..........       533      21,896
  *ICF International, Inc................................     1,750      32,112
  #IDEX Corp.............................................     8,475     360,442
 #*IHS, Inc..............................................     4,654     392,751
  *II-VI, Inc............................................     2,600      42,926
   Illinois Tool Works, Inc..............................    44,358   2,720,476
   Ingersoll-Rand P.L.C..................................    31,566   1,484,549
  *InnerWorkings, Inc....................................     5,543      79,930
  *Innovative Solutions & Support, Inc...................     1,906       8,196
   Insperity, Inc........................................     1,780      46,476
   Insteel Industries, Inc...............................     2,000      23,200
  *Integrated Electrical Services, Inc...................       707       3,818
   Interface, Inc........................................     7,269     104,019

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Industrials -- (Continued)
   International Shipholding Corp............................    637 $   10,651
   Intersections, Inc........................................  1,231     11,436
  #Iron Mountain, Inc........................................ 12,267    424,438
   ITT Corp..................................................  6,894    143,395
   J.B. Hunt Transport Services, Inc.........................  8,757    514,036
  *Jacobs Engineering Group, Inc............................. 12,000    463,080
 #*JetBlue Airways Corp...................................... 26,500    140,185
   John Bean Technologies Corp...............................  1,898     29,267
  #Joy Global, Inc........................................... 10,725    669,776
  *Kadant, Inc...............................................    900     21,861
   Kaman Corp................................................  2,132     79,310
   Kansas City Southern...................................... 11,400    917,244
  *KAR Auction Services, Inc.................................  4,112     82,240
   Kaydon Corp...............................................  2,890     64,620
   KBR, Inc.................................................. 13,890    386,975
   Kelly Services, Inc. Class A..............................  2,711     36,029
   Kennametal, Inc...........................................  8,000    283,360
  *Key Technology, Inc.......................................    744      6,488
  *Kforce, Inc...............................................  2,790     31,108
   Kimball International, Inc. Class B.......................  2,500     29,850
 #*Kirby Corp................................................  5,300    304,644
   Knight Transportation, Inc................................  3,468     52,436
   Knoll, Inc................................................  1,100     15,829
  *Korn/Ferry International..................................  3,871     51,833
 #*Kratos Defense & Security Solutions, Inc..................  3,728     20,541
   L.B. Foster Co. Class A...................................    546     18,023
  #L-3 Communications Holdings, Inc.......................... 11,000    811,800
   Landstar System, Inc......................................  4,810    243,626
   Lawson Products, Inc......................................    649      4,614
  *Layne Christensen Co......................................  1,700     37,893
  #Lennox International, Inc.................................  4,200    210,210
  #Lincoln Electric Holdings, Inc............................  7,521    326,186
   Lindsay Corp..............................................    749     57,201
  *LMI Aerospace, Inc........................................    698     14,016
  #Lockheed Martin Corp...................................... 27,638  2,588,851
   LSI Industries, Inc.......................................  2,400     16,272
  *Lydall, Inc...............................................  1,419     18,319
   Manitowoc Co., Inc. (The).................................  2,100     29,925
   Manpower, Inc.............................................  7,713    292,631
   Marten Transport, Ltd.....................................  2,239     41,422
  #Masco Corp................................................ 36,826    555,704
   Matson, Inc...............................................  1,300     27,625
   McGrath RentCorp..........................................  2,486     65,282
  *Meritor, Inc..............................................  7,697     34,021
  *Metalico, Inc.............................................  5,606     11,941
   Met-Pro Corp..............................................  1,935     17,570
  *MFRI, Inc.................................................  1,091      6,000
  *Michael Baker Corp........................................    800     18,088
  *Middleby Corp.............................................  1,825    228,034
   Miller Industries, Inc....................................  1,235     18,957
   Mine Safety Appliances Co.................................  3,481    134,367
  *Mistras Group, Inc........................................    203      4,484
  *Mobile Mini, Inc..........................................  1,308     22,785
  *Moog, Inc. Class A........................................  3,953    146,301
   MSC Industrial Direct Co., Inc. Class A...................  4,417    329,508
   Mueller Industries, Inc...................................  2,600    113,880
   Mueller Water Products, Inc. Class A...................... 15,235     79,374
   Multi-Color Corp..........................................  1,486     33,762
  *MYR Group, Inc............................................  2,509     53,141
   National Presto Industries, Inc...........................    737     54,796
  *National Technical Systems, Inc...........................  1,200      9,636

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Industrials -- (Continued)
  *Navigant Consulting, Inc..................................  4,323 $   44,916
  *NCI Building Systems, Inc.................................    674      7,556
  *Nielsen Holdings NV....................................... 11,833    342,210
   NL Industries, Inc........................................  4,704     47,840
  *NN, Inc...................................................  1,100      9,108
  #Nordson Corp..............................................  5,570    328,797
   Norfolk Southern Corp..................................... 33,685  2,066,575
  #Northrop Grumman Corp..................................... 25,019  1,718,555
  *Northwest Pipe Co.........................................  1,100     25,278
  *Ocean Power Technologies, Inc.............................    300        744
  *Old Dominion Freight Line, Inc............................  6,562    220,089
  *Omega Flex, Inc...........................................    302      3,775
  *On Assignment, Inc........................................  4,296     81,968
  *Orbital Sciences Corp.....................................  2,200     29,480
  *Orion Energy Systems, Inc.................................    230        377
  *Orion Marine Group, Inc...................................  2,500     16,725
  *Oshkosh Corp..............................................  9,200    275,816
  *Owens Corning, Inc........................................ 10,144    340,737
   P.A.M. Transportation Services, Inc.......................    492      4,895
   PACCAR, Inc............................................... 32,600  1,412,884
  *Pacer International, Inc..................................  2,277      8,152
   Pall Corp................................................. 12,100    761,816
  #Parker Hannifin Corp...................................... 15,690  1,234,175
  *Park-Ohio Holdings Corp...................................  1,300     28,756
  *Patrick Industries, Inc...................................    600     10,602
  *Pendrell Corp............................................. 12,128     14,432
  *Pentair, Inc.............................................. 14,070    594,317
  *PGT, Inc..................................................  1,429      6,173
  *Pike Electric Corp........................................  2,597     23,659
  #Pitney Bowes, Inc......................................... 20,713    297,439
  *PMFG, Inc.................................................    400      2,600
 #*Polypore International, Inc...............................  4,700    165,816
 #*Portfolio Recovery Associates, Inc........................  1,900    198,835
  *Powell Industries, Inc....................................    700     27,846
  *PowerSecure International, Inc............................  2,600     16,796
   Precision Castparts Corp.................................. 14,885  2,576,147
   Primoris Services Corp....................................  1,833     25,607
 #*Quad/Graphics, Inc........................................    493      9,037
  *Quality Distribution, Inc.................................  1,769     15,213
  *Quanta Services, Inc...................................... 20,829    540,096
   Raven Industries, Inc.....................................  3,608     98,462
  #Raytheon Co............................................... 34,592  1,956,524
  *RBC Bearings, Inc.........................................  2,040    101,306
  *RCM Technologies, Inc.....................................    395      2,204
  #Regal-Beloit Corp.........................................  4,064    264,892
  *Republic Airways Holdings, Inc............................  3,058     14,281
   Republic Services, Inc.................................... 29,413    833,859
   Resources Connection, Inc.................................  4,266     52,642
  *Roadrunner Transportation Systems, Inc....................    500      8,715
  #Robbins & Myers, Inc......................................  4,225    250,458
  #Robert Half International, Inc............................ 14,200    381,838
   Rockwell Automation, Inc.................................. 14,720  1,046,003
  #Rockwell Collins, Inc..................................... 14,032    751,835
   Rollins, Inc..............................................  5,626    127,541
   Roper Industries, Inc..................................... 10,100  1,102,617
 #*RR Donnelley & Sons Co.................................... 17,490    175,250
  *Rush Enterprises, Inc. Class A............................    700     13,300
   Ryder System, Inc.........................................  5,050    227,856
  *Saia, Inc.................................................  1,550     35,030
   Sauer-Danfoss, Inc........................................    300     12,018
   Schawk, Inc...............................................  2,653     32,738

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Industrials -- (Continued)
   SeaCube Container Leasing, Ltd............................    900 $   16,668
  *Sensata Technologies Holding NV...........................    100      2,817
 #*Shaw Group, Inc. (The)....................................  6,900    302,151
   SIFCO Industries, Inc.....................................    100      1,675
   Simpson Manufacturing Co., Inc............................  3,427    104,386
   SkyWest, Inc..............................................  4,300     47,085
   Snap-on, Inc..............................................  5,896    455,938
   Southwest Airlines Co..................................... 81,139    715,646
  *Sparton Corp..............................................    400      5,400
 #*Spirit Aerosystems Holdings, Inc. Class A................. 11,500    179,745
  #SPX Corp..................................................  4,900    336,091
  *Standard Parking Corp.....................................  1,543     35,258
   Standard Register Co. (The)...............................  1,800      1,152
   Standex International Corp................................  1,820     84,157
   Stanley Black & Decker, Inc............................... 16,063  1,113,166
   Steelcase, Inc. Class A...................................  6,572     65,786
 #*Stericycle, Inc...........................................  8,444    800,153
  *Sterling Construction Co., Inc............................  1,440     12,816
   Sun Hydraulics Corp.......................................  1,134     30,210
 #*Swift Transportation Co...................................  8,300     80,925
  *SYKES Enterprises, Inc....................................  2,800     38,136
   TAL International Group, Inc..............................    502     17,138
  *Taser International, Inc..................................  5,800     45,298
  *Team, Inc.................................................    692     22,684
  *Tecumseh Products Co. Class A.............................    900      4,527
  *Teledyne Technologies, Inc................................  3,700    236,911
   Tennant Co................................................  1,546     57,851
  *Terex Corp................................................  8,102    182,700
  *Tetra Tech, Inc...........................................  3,000     77,820
   Textainer Group Holdings, Ltd.............................  2,100     63,420
  #Textron, Inc.............................................. 28,800    726,048
  *Thermon Group Holdings, Inc...............................  1,100     27,324
   Timken Co.................................................  7,120    281,169
 #*Titan Machinery, Inc......................................  1,020     24,123
  *TMS International Corp. Class A...........................    291      3,050
   Toro Co. (The)............................................  6,400    270,208
   Towers Watson & Co........................................  6,150    330,316
  *TransDigm Group, Inc......................................  5,100    679,371
  *TRC Cos., Inc.............................................  3,000     21,630
  *Trex Co., Inc.............................................  1,300     45,422
  *Trimas Corp...............................................  3,178     79,704
   Trinity Industries, Inc...................................  7,000    218,960
   Triumph Group, Inc........................................  5,222    341,623
  *TrueBlue, Inc.............................................  4,300     56,115
  *Tutor Perini Corp.........................................  2,953     29,943
   Twin Disc, Inc............................................    668     10,127
   Tyco International, Ltd................................... 46,920  1,260,740
  *Ultralife Corp............................................  2,100      6,447
   UniFirst Corp.............................................  1,540    107,138
   Union Pacific Corp........................................ 48,816  6,005,832
 #*United Continental Holdings, Inc.......................... 34,240    657,750
   United Parcel Service, Inc. Class B....................... 73,850  5,409,512
  *United Rentals, Inc.......................................  7,837    318,652
   United Stationers, Inc....................................  1,754     50,901
   United Technologies Corp.................................. 89,090  6,963,274
   Universal Forest Products, Inc............................  1,800     69,300
   Universal Truckload Services, Inc.........................    888     14,066
   URS Corp..................................................  7,679    257,093
 #*US Airways Group, Inc..................................... 16,600    202,188
   US Ecology, Inc...........................................  1,062     25,201
  *USA Truck, Inc............................................  1,235      3,520

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Industrials -- (Continued)
 #*USG Corp...............................................   7,700 $    205,667
   UTi Worldwide, Inc.....................................   6,150       85,424
   Valmont Industries, Inc................................   2,100      283,710
  *Verisk Analytics, Inc. Class A.........................  14,687      749,037
  *Versar, Inc............................................   1,500        5,640
   Viad Corp..............................................   1,350       28,634
  *Vicor Corp.............................................   1,200        7,656
  *Virco Manufacturing Corp...............................   1,718        4,140
   VSE Corp...............................................     800       18,920
  #W.W. Grainger, Inc.....................................   5,900    1,188,319
  *WABCO Holdings, Inc....................................   6,600      386,562
   Wabtec Corp............................................   4,560      373,464
  *Waste Connections, Inc.................................  12,075      396,422
  #Waste Management, Inc..................................  45,556    1,491,503
   Watsco, Inc............................................   2,800      191,380
   Watts Water Technologies, Inc. Class A.................   2,870      115,460
   Werner Enterprises, Inc................................     600       13,896
 #*Wesco Aircraft Holdings, Inc...........................      26          347
  *WESCO International, Inc...............................   2,300      149,224
  *Willis Lease Finance Corp..............................     400        5,688
   Woodward, Inc..........................................   4,500      150,750
 #*XPO Logistics, Inc.....................................     308        4,229
   Xylem, Inc.............................................  17,860      433,284
                                                                   ------------
Total Industrials.........................................          166,053,778
                                                                   ------------
Information Technology -- (17.4%)
 #*3D Systems Corp........................................   5,300      230,550
  *Accelrys, Inc..........................................   5,579       49,932
   Accenture P.L.C. Class A...............................  64,530    4,349,967
  *ACI Worldwide, Inc.....................................   3,410      133,331
   Activision Blizzard, Inc...............................  45,867      499,492
  *Actuate Corp...........................................   5,359       28,563
  *Acxiom Corp............................................   7,173      130,907
  *ADDvantage Technologies Group, Inc.....................     400          824
 #*Adobe Systems, Inc.....................................  51,768    1,760,112
   ADTRAN, Inc............................................   2,000       33,780
  *Advanced Energy Industries, Inc........................   4,259       50,299
 #*Advanced Micro Devices, Inc............................  47,154       96,666
 #*Advent Software, Inc...................................   3,854       83,632
  *Agilysys, Inc..........................................   2,000       16,340
  *Akamai Technologies, Inc...............................  18,218      692,102
 #*Alliance Data Systems Corp.............................   5,400      772,470
  *Alpha & Omega Semiconductor, Ltd.......................     640        5,453
   Altera Corp............................................  33,210    1,012,241
   Amdocs, Ltd............................................  16,670      551,277
   American Software, Inc. Class A........................   2,676       21,916
 #*Amkor Technology, Inc..................................   9,515       41,105
  #Amphenol Corp. Class A.................................  16,844    1,012,830
  *Amtech Systems, Inc....................................     700        2,254
  *ANADIGICS, Inc.........................................   8,617       12,581
  #Analog Devices, Inc....................................  30,559    1,195,162
  *Anaren, Inc............................................   1,400       25,242
 #*Ancestry.com, Inc......................................   3,100       97,960
  #Anixter International, Inc.............................   2,600      152,412
  *ANSYS, Inc.............................................   9,592      679,881
  *AOL, Inc...............................................  11,162      383,191
   Apple, Inc.............................................  99,202   59,035,110
   Applied Materials, Inc................................. 127,084    1,347,090
  *Applied Micro Circuits Corp............................   8,159       47,322
  *Arris Group, Inc.......................................  12,650      173,811
  *Arrow Electronics, Inc.................................  11,300      398,099

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
 #*Aruba Networks, Inc......................................   7,688 $  139,691
  *AsiaInfo-Linkage, Inc....................................   4,100     41,000
  *Aspen Technology, Inc....................................   8,112    201,015
  *Atmel Corp...............................................  44,149    205,955
  *ATMI, Inc................................................   3,222     63,635
 #*Autodesk, Inc............................................  22,800    725,952
  #Automatic Data Processing, Inc...........................  50,479  2,917,181
   Avago Technologies, Ltd..................................  23,005    759,855
  *Aviat Networks, Inc......................................   6,079     13,860
  *Avid Technology, Inc.....................................   3,971     23,310
  *Avnet, Inc...............................................  15,500    444,075
   AVX Corp.................................................   6,815     67,060
   Aware, Inc...............................................   2,752     16,760
  *AXT, Inc.................................................   2,829      9,081
   Badger Meter, Inc........................................   1,600     68,544
   Bel Fuse, Inc. Class B...................................   1,175     19,458
  *Benchmark Electronics, Inc...............................   4,988     73,922
   Black Box Corp...........................................   2,047     44,870
   Blackbaud, Inc...........................................   2,900     68,933
  *Blucora, Inc.............................................   2,980     52,299
  *BMC Software, Inc........................................  16,668    678,388
  *Booz Allen Hamilton Holding Corp.........................     246      3,291
  *Bottomline Technologies, Inc.............................   2,679     62,689
   Broadcom Corp. Class A...................................  52,285  1,648,807
   Broadridge Financial Solutions, Inc......................  13,095    300,530
  *Brocade Communications Systems, Inc......................  46,371    245,766
   Brooks Automation, Inc...................................   5,441     39,284
  *BTU International, Inc...................................     600      1,170
  #CA, Inc..................................................  34,897    785,880
   Cabot Microelectronics Corp..............................   2,700     80,460
  *CACI International, Inc. Class A.........................   2,335    117,754
 #*Cadence Design Systems, Inc..............................  29,200    369,672
  *CalAmp Corp..............................................   2,813     24,979
 #*Calix, Inc...............................................   3,886     25,842
  *Cardtronics, Inc.........................................   3,400     96,594
  *Cascade Microtech, Inc...................................   1,242      6,521
   Cass Information Systems, Inc............................   1,017     42,684
  *Checkpoint Systems, Inc..................................   4,385     35,606
  *CIBER, Inc...............................................   6,800     21,216
 #*Cirrus Logic, Inc........................................   6,817    277,861
  *Cisco Systems, Inc....................................... 555,895  9,528,040
  *Citrix Systems, Inc......................................  19,517  1,206,346
  *Clearfield, Inc..........................................     574      2,870
  #Cognex Corp..............................................   2,168     79,045
  *Cognizant Technology Solutions Corp. Class A.............  30,602  2,039,623
  *Coherent, Inc............................................   1,900     86,735
   Cohu, Inc................................................   1,500     13,200
   Communications Systems, Inc..............................   1,155     11,966
 #*CommVault Systems, Inc...................................   4,395    274,556
   Computer Sciences Corp...................................  13,800    420,210
  *Computer Task Group, Inc.................................   1,400     26,110
  *Compuware Corp...........................................  19,868    172,057
  *comScore, Inc............................................   1,204     17,061
   Comtech Telecommunications Corp..........................   1,794     45,155
 #*Comverse Technology, Inc.................................     126        830
 #*Concur Technologies, Inc.................................   4,700    311,281
 #*Constant Contact, Inc....................................   2,332     28,777
   Convergys Corp...........................................  11,700    196,677
  *CoreLogic, Inc...........................................   9,249    220,126
   Corning, Inc............................................. 158,824  1,866,182
  *CoStar Group, Inc........................................   2,809    232,866

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Cray, Inc................................................   4,250 $   51,723
 #*Cree, Inc................................................  10,250    310,882
   Crexendo, Inc............................................   1,426      3,280
  *CSG Systems International, Inc...........................   3,600     74,196
   CTS Corp.................................................   1,800     14,904
  *CyberOptics Corp.........................................   1,199      8,992
  *Cymer, Inc...............................................   3,000    239,070
   Cypress Semiconductor Corp...............................  14,138    140,108
   Daktronics, Inc..........................................   3,190     27,976
  *Datalink Corp............................................   1,423     11,583
  *DealerTrack Holdings, Inc................................   4,579    125,144
   Dell, Inc................................................ 156,566  1,445,104
 #*Demand Media, Inc........................................     370      3,156
  *Dice Holdings, Inc.......................................   2,637     23,285
   Diebold, Inc.............................................   5,900    175,525
  *Digi International, Inc..................................   2,040     19,217
   Digimarc Corp............................................     858     16,851
  *Digital River, Inc.......................................   3,500     50,190
  *Diodes, Inc..............................................   3,450     52,302
 #*Dolby Laboratories, Inc. Class A.........................   5,260    166,163
  *Dot Hill Systems Corp....................................   3,766      3,653
  *DSP Group, Inc...........................................   3,109     17,100
   DST Systems, Inc.........................................   3,693    210,649
  *DTS, Inc.................................................   1,182     24,798
  *Dynamics Research Corp...................................   1,200      7,740
   EarthLink, Inc...........................................   6,569     41,647
  *eBay, Inc................................................ 121,540  5,869,167
  #Ebix, Inc................................................   5,000    108,950
 #*EchoStar Corp. Class A...................................   4,501    142,952
  *Edgewater Technology, Inc................................   1,000      3,480
   Electro Rent Corp........................................   2,590     40,715
   Electro Scientific Industries, Inc.......................   1,924     20,548
  *Electronic Arts, Inc.....................................  33,626    415,281
  *Electronics for Imaging, Inc.............................   5,000     86,800
  *Ellie Mae, Inc...........................................   1,400     35,000
  *eMagin Corp..............................................   2,210      9,658
  *EMC Corp................................................. 209,449  5,114,745
 #*EMCORE Corp..............................................     827      3,846
  *Emulex Corp..............................................   6,700     46,632
  *Entegris, Inc............................................  13,900    114,119
  *Entropic Communications, Inc.............................   6,575     31,626
  *Envestnet, Inc...........................................   1,389     19,418
   EPIQ Systems, Inc........................................   4,051     49,463
  *ePlus, Inc...............................................     500     17,885
 #*Equinix, Inc.............................................   4,918    887,256
  *Euronet Worldwide, Inc...................................   4,700     95,363
  *Exar Corp................................................   4,019     34,362
  *ExlService Holdings, Inc.................................     942     27,921
  *Extreme Networks.........................................   3,299     10,755
  *F5 Networks, Inc.........................................   8,250    680,460
  #FactSet Research Systems, Inc............................   4,350    393,892
   Fair Isaac Corp..........................................   2,325    108,345
  *Fairchild Semiconductor International, Inc...............  13,385    157,408
  *FARO Technologies, Inc...................................   2,100     84,420
   FEI Co...................................................   3,930    216,346
   Fidelity National Information Services, Inc..............  25,915    851,826
 #*Finisar Corp.............................................   9,600    110,592
 #*First Solar, Inc.........................................   4,950    120,334
 #*Fiserv, Inc..............................................  13,600  1,019,184
  *FleetCor Technologies, Inc...............................   3,801    180,205
   FLIR Systems, Inc........................................  16,900    328,367

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
  *FormFactor, Inc.........................................   6,406 $    29,211
   Forrester Research, Inc.................................     731      21,155
  *Fortinet, Inc...........................................  11,461     222,000
  *Frequency Electronics, Inc..............................     798       6,695
 #*Fusion-io, Inc..........................................   5,108     120,549
 #*Gartner Group, Inc......................................   9,100     422,331
   Genpact, Ltd............................................  17,351     305,551
  *Global Cash Access Holdings, Inc........................   5,930      41,806
   Global Payments, Inc....................................   7,896     337,554
  *Globecomm Systems, Inc..................................   1,006      10,915
  *Google, Inc. Class A....................................  27,259  18,529,850
  *GSE Systems, Inc........................................   1,745       3,124
  *GSI Group, Inc..........................................   1,769      13,745
  *GSI Technology, Inc.....................................   3,200      17,888
 #*GT Advanced Technologies, Inc...........................  12,200      52,948
  *Hackett Group, Inc. (The)...............................   5,500      21,395
  *Harmonic, Inc...........................................   9,800      42,532
   Harris Corp.............................................  11,640     532,879
   Heartland Payment Systems, Inc..........................     600      15,648
  #Hewlett-Packard Co...................................... 189,310   2,621,944
  *Hittite Microwave Corp..................................   2,400     135,936
  *Hutchinson Technology, Inc..............................   1,900       2,660
  *I.D. Systems, Inc.......................................   1,700       8,925
   IAC/InterActiveCorp.....................................   8,300     401,305
  *Identive Group, Inc.....................................   1,092       1,310
  *IEC Electronics Corp....................................     638       4,606
  *iGATE Corp..............................................   2,500      40,125
  *Imation Corp............................................   2,440      11,151
  *Immersion Corp..........................................     597       2,579
 #*Infinera Corp...........................................  10,000      49,200
 #*Informatica Corp........................................  11,100     301,254
  *Ingram Micro, Inc. Class A..............................  16,470     250,344
  *Innodata, Inc...........................................   2,754       9,887
  *Insight Enterprises, Inc................................   4,020      65,003
  *Integrated Device Technology, Inc.......................   9,222      50,168
  *Integrated Silicon Solution, Inc........................   3,810      32,576
   Intel Corp.............................................. 512,408  11,080,823
  *Interactive Intelligence Group, Inc.....................   1,900      60,249
  *Intermec, Inc...........................................   4,663      31,615
  *Internap Network Services Corp..........................   7,852      53,786
   International Business Machines Corp.................... 113,332  22,046,474
  *International Rectifier Corp............................   5,498      85,164
  *Interphase Corp.........................................     490       1,049
   Intersil Corp. Class A..................................  12,140      85,587
  *Intevac, Inc............................................   2,384      11,920
  *IntriCon Corp...........................................     800       3,944
  #Intuit, Inc.............................................  28,730   1,707,137
 #*IPG Photonics Corp......................................   3,300     175,164
  *Iteris, Inc.............................................     600         948
 #*Itron, Inc..............................................   4,100     168,346
  *Ixia....................................................   3,646      51,080
  *IXYS Corp...............................................   2,391      22,762
  #j2 Global, Inc..........................................   4,783     143,681
   Jabil Circuit, Inc......................................  19,112     331,402
  #Jack Henry & Associates, Inc............................   8,390     318,820
  *JDA Software Group, Inc.................................   4,149     158,243
 #*JDS Uniphase Corp.......................................  22,900     221,901
  *Juniper Networks, Inc...................................  47,622     789,097
  *Kemet Corp..............................................   2,594      11,777
  *Kenexa Corp.............................................   2,623     120,553
  *Key Tronic Corp.........................................     749       8,501

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
   Keynote Systems, Inc....................................   2,200 $    31,438
 #*KIT Digital, Inc........................................   2,850       7,923
  #KLA-Tencor Corp.........................................  17,070     794,096
  *Kopin Corp..............................................   8,696      32,697
  *KVH Industries, Inc.....................................   2,000      27,640
 #*Lam Research Corp.......................................  16,902     598,331
  *Lattice Semiconductor Corp..............................   8,552      33,182
   Lender Processing Services, Inc.........................   8,353     201,391
  #Lexmark International, Inc. Class A.....................   7,972     169,485
  *Limelight Networks, Inc.................................   5,494      11,592
   Linear Technology Corp..................................  23,900     747,114
  *LinkedIn Corp. Class A..................................   7,500     801,975
 #*Liquidity Services, Inc.................................   2,736     112,805
   Littlefuse, Inc.........................................   1,098      58,853
  *LogMeIn, Inc............................................   1,672      41,265
  *LoJack Corp.............................................   2,400       5,472
   Loral Space & Communications, Inc.......................   1,300     102,258
  *LSI Corp................................................  62,544     428,426
  *LTX-Credence Corp.......................................   4,140      23,060
  *Manhattan Associates, Inc...............................   2,194     131,640
   ManTech International Corp. Class A.....................   2,440      56,047
   Marchex, Inc. Class B...................................   3,183      13,018
  *Market Leader, Inc......................................   2,162      14,702
   Marvell Technology Group, Ltd...........................  49,822     393,096
   MasterCard, Inc. Class A................................  11,222   5,172,556
 #*Mattersight Corp........................................     500       2,765
  *Mattson Technology, Inc.................................     200         180
   Maxim Integrated Products, Inc..........................  29,960     824,649
   MAXIMUS, Inc............................................   3,800     209,684
  *MaxLinear, Inc. Class A.................................     902       5,123
  *Measurement Specialties, Inc............................   1,500      48,915
  *MEMC Electronic Materials, Inc..........................  20,520      51,710
  *Mentor Graphics Corp....................................   9,800     152,096
  *Mercury Computer Systems, Inc...........................   2,500      20,488
   Mesa Laboratories, Inc..................................     300      14,631
   Methode Electronics, Inc................................   4,169      42,190
   Micrel, Inc.............................................   5,800      56,202
  #Microchip Technology, Inc...............................  19,408     608,441
 #*Micron Technology, Inc..................................  89,574     485,939
 #*MICROS Systems, Inc.....................................   8,400     381,276
  *Microsemi Corp..........................................   8,616     165,427
   Microsoft Corp.......................................... 786,236  22,435,244
 #*Mindspeed Technologies, Inc.............................   3,300      11,253
  *MIPS Technologies, Inc..................................   5,252      36,711
   MKS Instruments, Inc....................................   2,900      68,527
   MOCON, Inc..............................................     535       8,095
  *ModusLink Global Solutions, Inc.........................   5,100      14,943
  #Molex, Inc..............................................   6,700     173,999
   Molex, Inc. Class A.....................................   7,690     164,874
  *MoneyGram International, Inc............................   1,383      21,492
  *Monolithic Power Systems, Inc...........................   3,320      64,508
   Monotype Imaging Holdings, Inc..........................   4,300      65,833
 #*Monster Worldwide, Inc..................................  12,900      80,238
  *MoSys, Inc..............................................   3,108      12,556
   Motorola Solutions, Inc.................................  24,650   1,273,912
  *Move, Inc...............................................   3,546      29,396
   MTS Systems Corp........................................   1,600      80,656
  *Multi-Fineline Electronix, Inc..........................   1,672      35,346
  *Nanometrics, Inc........................................   2,297      31,607
   National Instruments Corp...............................   9,801     230,912
  *NCI, Inc. Class A.......................................   1,200       6,744

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
  *NCR Corp................................................  16,470 $   350,482
 #*NetApp, Inc.............................................  37,460   1,007,674
 #*NETGEAR, Inc............................................   2,500      88,775
  *NetScout Systems, Inc...................................   3,414      84,428
 #*NetSuite, Inc...........................................   2,500     158,775
  *NeuStar, Inc. Class A...................................   7,800     285,402
  *Newport Corp............................................   5,630      60,917
   NIC, Inc................................................   5,099      72,916
  *Novatel Wireless, Inc...................................   4,993       8,238
 #*Nuance Communications, Inc..............................  24,286     540,606
  *NumereX Corp. Class A...................................     700       8,036
  *NVIDIA Corp.............................................  63,600     761,292
  *Oclaro, Inc.............................................   4,000       7,880
  *Official Payments Holdings, Inc.........................   2,100      10,731
  *OmniVision Technologies, Inc............................     400       5,720
  *ON Semiconductor Corp...................................  45,165     277,765
  *Online Resources Corp...................................   4,610      13,277
 #*OpenTable, Inc..........................................     615      28,887
  *Oplink Communications, Inc..............................   1,500      22,290
   OPNET Technologies, Inc.................................   2,317      98,310
   Optical Cable Corp......................................   1,300       5,486
   Oracle Corp............................................. 401,875  12,478,219
  *OSI Systems, Inc........................................   2,078     164,682
  *PAR Technology Corp.....................................   1,750       9,362
  *Parametric Technology Corp..............................   7,400     149,332
   Park Electrochemical Corp...............................   2,544      63,142
   Paychex, Inc............................................  33,821   1,096,815
   PC Connection, Inc......................................   1,900      19,551
  *PC Mall, Inc............................................   1,468       9,336
   PC-Tel, Inc.............................................   2,700      17,604
  *PDF Solutions, Inc......................................   3,109      41,163
  *Perceptron, Inc.........................................     528       2,788
  *Perficient, Inc.........................................     556       6,322
  *Performance Technologies, Inc...........................   1,257       1,496
  *Pericom Semiconductor Corp..............................   2,935      22,688
  *Pervasive Software, Inc.................................   2,700      23,166
  *Photronics, Inc.........................................   4,200      20,538
  *Planar Systems, Inc.....................................     930       1,228
   Plantronics, Inc........................................   2,799      90,800
  *Plexus Corp.............................................   1,563      42,060
  *PLX Technology, Inc.....................................   3,500      15,155
  *PMC-Sierra, Inc.........................................  21,900     102,492
 #*Polycom, Inc............................................  18,000     180,360
   Power Integrations, Inc.................................   2,945      87,113
 #*Power-One, Inc..........................................   9,000      36,270
  *Presstek, Inc...........................................     266         132
  *PRGX Global, Inc........................................   2,100      16,422
  *Progress Software Corp..................................   6,750     133,110
  *PROS Holdings, Inc......................................   1,082      20,915
   QAD, Inc. Class A.......................................     739       9,038
   QAD, Inc. Class B.......................................     184       2,208
  *QLogic Corp.............................................   6,600      61,908
   QUALCOMM, Inc........................................... 174,876  10,243,362
  *Qualstar Corp...........................................     300         417
  *QuinStreet, Inc.........................................   2,500      15,300
  *Rackspace Hosting, Inc..................................  11,000     700,590
  *Radisys Corp............................................   2,460       6,986
 #*RealD, Inc..............................................   2,400      22,440
  *RealNetworks, Inc.......................................   3,050      23,088
 #*Red Hat, Inc............................................  19,943     980,597
  *Reis, Inc...............................................   1,130      13,215

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Responsys, Inc...........................................     626 $    5,596
  *RF Micro Devices, Inc....................................  15,586     68,734
   Richardson Electronics, Ltd..............................   2,200     25,630
   Rimage Corp..............................................   1,254      7,499
 #*Riverbed Technology, Inc.................................  15,100    278,897
  *Rogers Corp..............................................   1,570     61,874
 #*Rosetta Stone, Inc.......................................     696      8,150
  *Rovi Corp................................................  11,513    155,771
 #*Rubicon Technology, Inc..................................   1,987     17,267
  *Rudolph Technologies, Inc................................   2,529     24,051
 #*SAIC, Inc................................................  29,600    325,304
 #*Salesforce.com, Inc......................................  13,450  1,963,431
  *Sandisk Corp.............................................  24,820  1,036,483
  *Sanmina-SCI Corp.........................................   5,900     52,451
  *Sapient Corp.............................................  12,399    127,462
  *ScanSource, Inc..........................................   2,184     63,882
  *SeaChange International, Inc.............................   3,000     27,150
   Seagate Technology.......................................  46,680  1,275,298
 #*Semtech Corp.............................................   7,320    182,780
  *ShoreTel, Inc............................................   1,180      5,227
  *Sigma Designs, Inc.......................................   2,500     14,850
 #*Silicon Graphics International Corp......................   1,846     14,251
  *Silicon Image, Inc.......................................   7,000     30,800
  *Silicon Laboratories, Inc................................   1,620     65,480
 #*Skyworks Solutions, Inc..................................  19,121    447,431
  *Smith Micro Software, Inc................................   3,600      4,500
 #*SolarWinds, Inc..........................................   5,800    293,422
  #Solera Holdings, Inc.....................................   7,392    346,020
  *Sonus Networks, Inc......................................  22,816     42,438
 #*Sourcefire, Inc..........................................   2,700    115,533
  *Spansion, Inc. Class A...................................   4,965     55,062
 #*Spark Networks, Inc......................................   1,760     11,546
 #*SS&C Technologies Holdings, Inc..........................   3,095     74,373
  *Stamps.com, Inc..........................................   1,538     42,326
  *StarTek, Inc.............................................   2,385      6,916
 #*STEC, Inc................................................   1,753     10,290
 #*STR Holdings, Inc........................................   1,412      3,036
  *Stratasys, Inc...........................................   2,298    153,208
 #*SunPower Corp............................................   1,742      7,508
  *Super Micro Computer, Inc................................   2,009     15,891
  *Supertex, Inc............................................   1,500     28,665
  *Support.com, Inc.........................................   5,150     23,896
  *Sycamore Networks, Inc...................................   2,218     12,820
  *Symantec Corp............................................  73,841  1,343,168
  *Symmetricom, Inc.........................................   5,609     34,495
  *Synopsys, Inc............................................  14,768    475,530
   Syntel, Inc..............................................   2,000    119,220
  *Take-Two Interactive Software, Inc.......................   3,700     41,255
  *TE Connectivity, Ltd.....................................  44,323  1,426,314
  *Tech Data Corp...........................................   2,413    106,920
  *TechTarget, Inc..........................................   1,002      4,790
  *TeleCommunication Systems, Inc. Class A..................   4,140      8,777
  *TeleTech Holdings, Inc...................................   2,400     40,416
   Tellabs, Inc.............................................  37,363    109,100
   Telular Corp.............................................   2,142     21,399
  *Teradata Corp............................................  17,385  1,187,569
  *Teradyne, Inc............................................  17,300    252,926
   Tessco Technologies, Inc.................................   1,314     27,331
   Tessera Technologies, Inc................................   3,909     55,391
   Texas Instruments, Inc................................... 115,381  3,241,052
  *TIBCO Software, Inc......................................  16,800    423,528

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Information Technology -- (Continued)
  *TNS, Inc...............................................   2,000 $     28,640
  #Total System Services, Inc.............................  16,983      381,948
  *Transact Technologies, Inc.............................     600        4,644
 #*Trimble Navigation, Ltd................................  12,849      606,216
  *TriQuint Semiconductor, Inc............................  14,700       69,090
  *TTM Technologies, Inc..................................   5,400       48,600
  *Tyler Technologies, Inc................................   3,000      143,430
  *Ultimate Software Group, Inc...........................   2,496      252,995
  *Ultra Clean Holdings...................................   2,422       11,214
  *Ultratech, Inc.........................................   2,200       68,002
  *Unisys Corp............................................   3,900       66,495
   United Online, Inc.....................................   9,350       50,116
  *Unwired Planet, Inc....................................   5,355        7,551
 #*USA Technologies, Inc..................................     346          519
 #*ValueClick, Inc........................................   2,800       46,676
 #*Veeco Instruments, Inc.................................   3,900      119,730
 #*VeriFone Systems, Inc..................................  10,903      323,165
 #*Verint Systems, Inc....................................   1,955       53,313
 #*VeriSign, Inc..........................................  16,123      597,680
 #*ViaSat, Inc............................................   3,800      147,592
  *Viasystems Group, Inc..................................   1,015       15,540
  *Vicon Industries, Inc..................................     900        2,655
  *Video Display Corp.....................................   1,359        4,838
  *Virtusa Corp...........................................   2,057       35,298
   Visa, Inc..............................................  54,998    7,631,522
 #*Vishay Intertechnology, Inc............................  12,724      105,355
  *Vishay Precision Group, Inc............................   1,042       13,598
 #*VistaPrint NV..........................................   3,805      115,938
 #*VMware, Inc. Class A...................................   8,742      741,059
  *Volterra Semiconductor Corp............................   1,558       28,309
   Wayside Technology Group, Inc..........................     152        1,882
  *Web.com Group, Inc.....................................   3,505       55,309
 #*WebMD Health Corp......................................   4,354       64,918
  *Websense, Inc..........................................   2,834       37,465
  *Westell Technologies, Inc. Class A.....................   5,426       11,069
  #Western Digital Corp...................................  24,098      824,875
   Western Union Co. (The)................................  63,452      805,840
  *WEX, Inc...............................................   3,640      268,559
   Xerox Corp............................................. 135,087      869,960
   Xilinx, Inc............................................  27,430      898,607
  *XO Group, Inc..........................................   4,000       32,200
   Xyratex, Ltd...........................................   1,982       16,391
  *Yahoo!, Inc............................................ 119,439    2,007,770
  *Zebra Technologies Corp. Class A.......................   4,683      168,260
  *Zix Corp...............................................   3,650       10,585
  *Zygo Corp..............................................   1,309       24,374
                                                                   ------------
Total Information Technology..............................          288,882,491
                                                                   ------------
Materials -- (3.7%)
   A. Schulman, Inc.......................................   2,719       69,770
  *A.M. Castle & Co.......................................   1,388       16,864
  *AEP Industries, Inc....................................     122        7,799
   Air Products & Chemicals, Inc..........................  21,807    1,690,697
  #Airgas, Inc............................................   7,460      663,716
   Albemarle Corp.........................................   8,403      463,089
   Alcoa, Inc............................................. 115,538      990,161
   Allegheny Technologies, Inc............................   9,735      256,517
  *Allied Nevada Gold Corp................................   8,946      330,286
   AMCOL International Corp...............................   2,400       75,792
  *American Pacific Corp..................................     300        3,966
   American Vanguard Corp.................................   2,950      105,404

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Materials -- (Continued)
   AptarGroup, Inc..........................................   7,000 $  358,960
  *Arabian American Development Co..........................     613      5,235
   Ashland, Inc.............................................   7,907    562,583
   Balchem Corp.............................................   3,412    118,840
   Ball Corp................................................  14,634    626,774
   Bemis Co., Inc...........................................   9,791    323,593
   Boise, Inc...............................................  10,125     84,949
   Buckeye Technologies, Inc................................   4,100    107,420
   Cabot Corp...............................................   6,101    218,172
  *Calgon Carbon Corp.......................................   5,200     64,428
   Carpenter Technology Corp................................   3,501    170,184
   Celanese Corp. Class A...................................  15,930    605,181
  *Century Aluminum Co......................................   4,940     35,321
   CF Industries Holdings, Inc..............................   6,823  1,400,011
   Chase Corp...............................................   1,300     23,959
  *Chemtura Corp............................................   1,598     25,456
  *Clearwater Paper Corp....................................   1,800     71,172
  #Cliffs Natural Resources, Inc............................  15,500    562,185
  *Coeur d'Alene Mines Corp.................................   9,100    281,281
   Commercial Metals Co.....................................   7,872    108,319
   Compass Minerals International, Inc......................   3,204    252,635
  *Core Molding Technologies, Inc...........................     389      2,731
 #*Crown Holdings, Inc......................................  15,714    601,060
   Cytec Industries, Inc....................................   4,600    316,572
   Deltic Timber Corp.......................................   1,082     73,425
   Domtar Corp..............................................   3,300    263,175
   Dow Chemical Co. (The)................................... 123,830  3,628,219
   E.I. du Pont de Nemours & Co.............................  96,061  4,276,636
   Eagle Materials, Inc.....................................   4,719    249,965
   Eastman Chemical Co......................................  14,276    845,710
   Ecolab, Inc..............................................  29,592  2,059,603
  *Ferro Corp...............................................   7,000     18,410
 #*Flotek Industries, Inc...................................   5,082     56,461
   FMC Corp.................................................  13,600    727,872
   Freeport-McMoRan Copper & Gold, Inc......................  95,435  3,710,513
   Friedman Industries, Inc.................................     599      6,427
   FutureFuel Corp..........................................     700      8,253
 #*General Moly, Inc........................................   2,811     10,401
   Georgia Gulf Corp........................................   2,976    105,321
   Globe Specialty Metals, Inc..............................   3,374     50,711
 #*Golden Minerals Co.......................................     900      3,933
  *Graphic Packaging Holding Co.............................  14,415     85,337
   Greif, Inc. Class A......................................   2,500    104,900
   H.B. Fuller Co...........................................   4,800    145,920
   Hawkins, Inc.............................................     888     34,721
   Haynes International, Inc................................   1,800     91,224
  *Headwaters, Inc..........................................   7,000     50,330
   Hecla Mining Co..........................................  28,200    185,556
  *Horsehead Holding Corp...................................   1,380     12,489
   Huntsman Corp............................................  21,532    323,841
   Innophos Holdings, Inc...................................   2,500    119,125
   International Flavors & Fragrances, Inc..................   7,130    460,741
   International Paper Co...................................  42,900  1,537,107
  *Intrepid Potash, Inc.....................................   5,600    121,688
   Kaiser Aluminum Corp.....................................   1,600     96,928
  *KapStone Paper & Packaging Corp..........................   3,600     79,092
   KMG Chemicals, Inc.......................................   1,500     25,620
   Koppers Holdings, Inc....................................     831     29,667
  *Kraton Performance Polymers, Inc.........................   2,700     58,914
  #Kronos Worldwide, Inc....................................     500      6,675
  *Landec Corp..............................................   3,992     43,193

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Materials -- (Continued)
  *Louisiana-Pacific Corp.................................... 14,700 $  232,113
  *LSB Industries, Inc.......................................  2,000     80,540
  *LyondellBasell Industries NV Class A...................... 32,429  1,731,384
  #Martin Marietta Materials, Inc............................  4,800    395,088
   Materion Corp.............................................  1,659     34,756
  *McEwen Mining, Inc........................................  9,487     46,107
   MeadWestvaco Corp......................................... 17,210    510,965
  *Mercer International, Inc.................................  3,588     25,080
  *Metals USA Holdings Corp..................................  2,264     33,009
   Minerals Technologies, Inc................................  1,600    114,656
 #*Molycorp, Inc.............................................  5,989     62,286
   Monsanto Co............................................... 53,970  4,645,198
  *Mosaic Co. (The).......................................... 30,458  1,594,172
   Myers Industries, Inc.....................................  3,889     57,674
   Neenah Paper, Inc.........................................  1,500     38,850
   NewMarket Corp............................................  1,212    328,828
  *Newmont Mining Corp....................................... 50,660  2,763,503
   Noranda Aluminum Holding Corp.............................  2,200     13,486
  *Northern Technologies International Corp..................    300      3,333
   Nucor Corp................................................ 32,833  1,317,588
   Olin Corp.................................................  8,155    169,135
   Olympic Steel, Inc........................................  1,300     23,400
  *OM Group, Inc.............................................  1,600     32,368
  *Omnova Solutions, Inc.....................................  3,300     25,872
  *Owens-Illinois, Inc....................................... 17,100    333,279
   P.H. Glatfelter Co........................................  3,800     67,678
   Packaging Corp. of America................................ 10,700    377,389
  *Penford Corp..............................................  1,572     12,104
   PolyOne Corp..............................................  8,100    153,333
   PPG Industries, Inc....................................... 15,835  1,853,962
  #Praxair, Inc.............................................. 30,508  3,240,255
   Quaker Chemical Corp......................................  1,200     63,588
   Reliance Steel & Aluminum Co..............................  7,600    412,984
   Rock-Tenn Co. Class A.....................................  7,127    521,625
   Rockwood Holdings, Inc....................................  6,880    315,792
   Royal Gold, Inc...........................................  5,850    515,268
   RPM International, Inc.................................... 13,141    350,339
  *RTI International Metals, Inc.............................  1,400     31,906
   Schnitzer Steel Industries, Inc. Class A..................  2,300     65,573
   Schweitzer-Mauduit International, Inc.....................  2,986    104,600
  #Scotts Miracle-Gro Co. Class A (The)......................  3,940    168,671
   Sealed Air Corp........................................... 16,577    268,879
   Sensient Technologies Corp................................  4,321    157,198
   Sherwin-Williams Co. (The)................................  9,200  1,311,736
  #Sigma-Aldrich Corp........................................ 12,500    876,750
   Silgan Holdings, Inc......................................  4,400    190,564
   Sonoco Products Co........................................  9,972    310,428
  #Southern Copper Corp...................................... 14,730    561,213
  *Spartech Corp.............................................  2,300     19,688
   Steel Dynamics, Inc....................................... 21,100    266,915
   Stepan Co.................................................    873     83,633
 #*Stillwater Mining Co...................................... 10,800    112,428
  *SunCoke Energy, Inc.......................................  4,880     78,422
   Synalloy Corp.............................................    737     10,148
 #*Texas Industries, Inc.....................................  1,900     81,947
  #Titanium Metals Corp......................................  8,180     95,788
   Tredegar Corp.............................................  2,230     37,843
  *United States Lime & Minerals, Inc........................    353     15,465
  #United States Steel Corp.................................. 12,800    260,992
  *Universal Stainless & Alloy Products, Inc.................    545     18,748
   Valspar Corp..............................................  9,100    509,873

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Materials -- (Continued)
   Vulcan Materials Co.....................................  13,048 $   599,817
   Walter Energy, Inc......................................   5,300     185,288
   Wausau Paper Corp.......................................   5,215      43,128
   Westlake Chemical Corp..................................   2,630     200,038
   Worthington Industries, Inc.............................   5,120     110,694
  *WR Grace & Co...........................................   7,800     500,448
   Zep, Inc................................................   2,526      36,198
  *Zoltek Cos., Inc........................................   2,537      17,378
                                                                    -----------
Total Materials............................................          61,138,569
                                                                    -----------
Other -- (0.0%)
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares............     100          --
 .*Gerber Scientific, Inc. Escrow Shares...................   2,901          --
 .*Petrocorp, Inc. Escrow Shares...........................     100           6
 .*Price Communications Liquidation Trust..................   3,605          --
                                                                    -----------
Total Other................................................                   6
                                                                    -----------
Telecommunication Services -- (2.7%)
   AT&T, Inc............................................... 608,382  21,043,933
   Atlantic Tele-Network, Inc..............................   1,149      47,615
 #*Boingo Wireless, Inc....................................   1,200       8,784
  *Cbeyond, Inc............................................   2,962      22,689
   CenturyLink, Inc........................................  64,542   2,477,122
 #*Cincinnati Bell, Inc....................................  21,600     112,536
   Consolidated Communications Holdings, Inc...............   4,233      65,358
  *Crown Castle International Corp.........................  30,400   2,029,200
  #Frontier Communications Corp............................ 103,738     489,643
  *General Communications, Inc. Class A....................   3,550      31,027
   HickoryTech Corp........................................   2,100      22,365
   IDT Corp. Class B.......................................   1,800      18,216
  *Iridium Communications, Inc.............................   4,218      31,171
 #*Leap Wireless International, Inc........................   7,025      37,514
 #*Level 3 Communications, Inc.............................  15,603     319,862
   Lumos Networks Corp.....................................   2,000      15,740
  *MetroPCS Communications, Inc............................  26,297     268,492
  *Neutral Tandem, Inc.....................................   2,700      12,474
 #*NII Holdings, Inc.......................................  17,652     140,686
   NTELOS Holdings Corp....................................   2,000      30,500
  *ORBCOMM, Inc............................................   1,021       3,574
  *Premiere Global Services, Inc...........................   5,500      46,750
   Primus Telecommunications Group, Inc....................     900      13,167
 #*SBA Communications Corp.................................  12,700     846,201
   Shenandoah Telecommunications Co........................   1,830      28,768
 #*Sprint Nextel Corp...................................... 322,019   1,783,985
   Telephone & Data Systems, Inc...........................   9,517     236,688
  *tw telecom, Inc.........................................  15,700     399,879
  *United States Cellular Corp.............................     500      18,495
   USA Mobility, Inc.......................................   2,839      31,371
   Verizon Communications, Inc............................. 294,471  13,145,185
  #Windstream Corp.........................................  56,570     539,678
                                                                    -----------
Total Telecommunication Services...........................          44,318,668
                                                                    -----------
Utilities -- (3.5%)
  *AES Corp. (The).........................................  66,393     693,807
   AGL Resources, Inc......................................  12,134     495,431
   ALLETE, Inc.............................................   3,400     141,508
   Alliant Energy Corp.....................................  11,500     514,050
   Ameren Corp.............................................  25,900     851,592
   American Electric Power Co., Inc........................  50,600   2,248,664
   American States Water Co................................   2,200      96,844

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Utilities -- (Continued)
   American Water Works Co., Inc............................. 18,100 $  664,994
   Aqua America, Inc......................................... 14,467    367,317
   Artesian Resources Corp. Class A..........................    471     10,838
  #Atmos Energy Corp.........................................  9,030    324,809
   Black Hills Corp..........................................  4,500    160,965
   California Water Service Group............................  2,028     37,356
  *Calpine Corp.............................................. 34,897    614,187
   CenterPoint Energy, Inc................................... 41,700    903,639
   CH Energy Group, Inc......................................  1,800    117,054
   Chesapeake Utilities Corp.................................  1,000     46,970
   Cleco Corp................................................  6,582    284,013
   CMS Energy Corp........................................... 26,686    649,004
   Connecticut Water Services, Inc...........................    800     24,504
   Consolidated Edison, Inc.................................. 30,630  1,849,439
   Consolidated Water Co., Ltd...............................    777      6,099
   Delta Natural Gas Co., Inc................................    720     14,155
   Dominion Resources, Inc................................... 59,803  3,156,402
   DTE Energy Co............................................. 17,800  1,105,380
   Duke Energy Corp.......................................... 71,048  4,667,143
 #*Dynegy, Inc...............................................     84      1,571
   Edison International, Inc................................. 31,994  1,501,798
   El Paso Electric Co.......................................  4,200    142,758
   Empire District Electric Co. (The)........................  3,470     75,334
   Entergy Corp.............................................. 18,300  1,328,214
   Exelon Corp............................................... 89,411  3,199,126
   FirstEnergy Corp.......................................... 42,922  1,962,394
   Gas Natural, Inc..........................................    850      8,483
   Genie Energy, Ltd. Class B................................  1,800     12,618
  *GenOn Energy, Inc......................................... 78,912    202,804
   Great Plains Energy, Inc.................................. 12,600    282,744
   Hawaiian Electric Industries, Inc......................... 10,300    266,564
   IDACORP, Inc..............................................  3,951    176,689
  #Integrys Energy Group, Inc................................  8,040    434,482
  #ITC Holdings Corp.........................................  4,500    358,290
   Laclede Group, Inc. (The).................................  2,000     83,280
   MDU Resources Group, Inc.................................. 18,750    407,438
   MGE Energy, Inc...........................................  2,398    126,231
   Middlesex Water Co........................................  1,620     31,331
  #National Fuel Gas Co......................................  5,900    310,930
   New Jersey Resources Corp.................................  4,154    184,687
   NextEra Energy, Inc....................................... 41,819  2,929,839
   NiSource, Inc............................................. 29,811    759,286
   Northeast Utilities, Inc.................................. 32,210  1,265,853
   Northwest Natural Gas Co..................................  2,797    130,144
   NorthWestern Corp.........................................  3,638    130,277
   NRG Energy, Inc........................................... 26,300    567,028
  #NV Energy, Inc............................................ 24,400    463,844
   OGE Energy Corp...........................................  9,600    552,768
   ONEOK, Inc................................................ 21,000    993,300
   Ormat Technologies, Inc...................................  1,700     32,351
   Otter Tail Corp...........................................  3,400     82,042
  #Pepco Holdings, Inc....................................... 24,300    482,841
   PG&E Corp................................................. 43,828  1,863,567
   Piedmont Natural Gas Co...................................  7,900    251,773
   Pinnacle West Capital Corp................................ 11,415    604,653
   PNM Resources, Inc........................................  8,150    180,604
   Portland General Electric Co..............................  8,207    224,872
  #PPL Corp.................................................. 59,900  1,771,842
   Public Service Enterprise Group, Inc...................... 52,441  1,680,210
   Questar Corp.............................................. 16,300    329,912
   RGC Resources, Inc........................................    200      3,580

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                      Shares        Value+
                                                    ----------- --------------
Utilities -- (Continued)
   SCANA Corp......................................      13,100 $      642,948
   Sempra Energy...................................      24,000      1,674,000
   SJW Corp........................................       2,210         53,570
   South Jersey Industries, Inc....................       3,300        166,947
   Southern Co. (The)..............................      89,524      4,193,304
   Southwest Gas Corp..............................       3,122        135,713
  *Synthesis Energy Systems, Inc...................       2,352          3,034
   TECO Energy, Inc................................      22,055        394,123
   UGI Corp........................................      11,059        357,095
   UIL Holdings Corp...............................       5,331        192,822
   Unitil Corp.....................................       1,200         31,908
   UNS Energy Corp.................................       4,095        174,611
   Vectren Corp....................................       8,040        237,743
  #Westar Energy, Inc..............................      12,653        375,794
   WGL Holdings, Inc...............................       4,207        167,312
   Wisconsin Energy Corp...........................      24,300        934,821
   Xcel Energy, Inc................................      50,279      1,420,382
   York Water Co...................................         900         15,633
                                                                --------------
Total Utilities....................................                 57,616,276
                                                                --------------
TOTAL COMMON STOCKS................................              1,513,787,821
                                                                --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc...............................           6            422
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
  *Capital Bank Financial Corp. Contingent Value
    Rights.........................................         700            154
 .*CVR Energy, Inc. Contingent Value Rights........       8,807             --
  *Dynegy, Inc.....................................       1,312          2,126
 .*Emergent Biosolutions, Inc. Contingent Value....
    Rights.........................................         800             --
                                                                --------------
TOTAL RIGHTS/WARRANTS..............................                      2,280
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares..........................   6,980,643      6,980,643
                                                                --------------

                                                      Shares/
                                                       Face
                                                      Amount
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@DFA Short Term Investment Fund.................  12,190,220    141,040,849
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $383,421
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $384,575) to be repurchased at
     $372,247...................................... $       372        372,244
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                141,413,093
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,091,977,167)                                         $1,662,184,259
                                                                ==============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares    Value+
                                                            ------- -----------
COMMON STOCKS -- (89.9%)
Consumer Discretionary -- (16.2%)
  *1-800-FLOWERS.COM, Inc. Class A......................... 153,253 $   556,307
   A.H. Belo Corp. Class A................................. 100,654     503,270
   Aaron's, Inc............................................  12,440     383,525
 #*ALCO Stores, Inc........................................  10,636     105,509
  *Aldila, Inc.............................................  12,366      36,851
   Ambassadors Group, Inc..................................   1,110       5,683
   Amcon Distributing Co...................................     388      24,436
  #American Greetings Corp. Class A........................ 130,517   2,240,977
  *America's Car-Mart, Inc.................................  44,364   1,857,077
  *Arctic Cat, Inc.........................................  64,841   2,351,783
   Ark Restaurants Corp....................................  11,046     186,456
  *Asbury Automotive Group, Inc............................  18,200     577,304
  *Ascent Capital Group, Inc. Class A......................  37,699   2,241,206
  *Ballantyne Strong, Inc..................................  85,890     346,137
 #*Barnes & Noble, Inc..................................... 197,235   3,321,437
   Bassett Furniture Industries, Inc.......................  44,555     511,046
 #*Beasley Broadcast Group, Inc. Class A...................  42,442     206,268
 #*Beazer Homes USA, Inc...................................  82,855   1,366,279
   bebe stores, Inc........................................ 136,701     553,639
   Belo Corp. Class A...................................... 179,481   1,342,518
   Big 5 Sporting Goods Corp...............................  17,124     152,917
  *Biglari Holdings, Inc...................................   6,120   2,164,093
  *Bluegreen Corp.......................................... 173,693   1,029,999
   Bob Evans Farms, Inc.................................... 102,827   3,914,624
  #Bon-Ton Stores, Inc. (The)..............................  33,866     415,874
 #*Books-A-Million, Inc....................................  89,105     262,860
   Bowl America, Inc. Class A..............................  11,489     146,772
 #*Boyd Gaming Corp........................................ 179,677   1,108,607
   Brown Shoe Co., Inc..................................... 191,145   3,016,268
  *Build-A-Bear Workshop, Inc..............................  93,796     336,728
  *Cabela's, Inc........................................... 228,775  10,251,408
  *Cache, Inc..............................................  63,573     174,826
   Callaway Golf Co........................................ 342,276   1,868,827
  *Cambium Learning Group, Inc.............................  57,897      52,686
   Canterbury Park Holding Corp............................   7,625      76,631
   Carriage Services, Inc.................................. 171,821   1,826,457
  *Carrols Restaurant Group, Inc...........................  38,761     248,846
  *Casual Male Retail Group, Inc...........................  38,828     149,876
  *Cavco Industries, Inc...................................  22,377   1,081,704
 #*Central European Media Enterprises, Ltd. Class A........   2,094      11,224
 #*Charles & Colvard, Ltd..................................  36,136     144,183
   Christopher & Banks Corp................................ 129,208     403,129
   Churchill Downs, Inc....................................  56,570   3,695,718
  *Citi Trends, Inc........................................   1,389      17,057
  *Clear Channel Outdoor Holdings, Inc. Class A............  73,966     492,614
  *Coast Distribution System, Inc. (The)...................  18,627      36,695
  *Cobra Electronics Corp..................................  19,854      96,888
 #*Conn's, Inc............................................. 159,725   4,045,834
   Core-Mark Holding Co., Inc..............................  59,460   2,846,350
  *Corinthian Colleges, Inc................................ 324,349     885,473
   CSS Industries, Inc.....................................  44,401     892,460
   Culp, Inc...............................................  36,886     466,239
  *Cumulus Media, Inc. Class A.............................   9,894      24,339
  *Cybex International, Inc................................  49,904     123,263
  #D.R. Horton, Inc........................................  25,384     532,049
   Dana Holding Corp....................................... 203,380   2,676,481
  *dELiA*s, Inc............................................  47,628      62,869
  *Delta Apparel, Inc......................................  17,375     263,057

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  *Dial Global, Inc........................................  20,474 $    49,957
 #*Digital Generation, Inc.................................   6,466      60,134
  #Dillard's, Inc. Class A................................. 355,688  27,387,976
 #*DineEquity, Inc.........................................  59,800   3,749,460
  *Dixie Group, Inc. (The)................................. 111,017     439,627
  *Dorman Products, Inc.................................... 146,076   4,462,622
   Dover Downs Gaming & Entertainment, Inc.................  16,136      38,404
  *Dover Motorsports, Inc.................................. 109,057     161,404
 #*DreamWorks Animation SKG, Inc. Class A.................. 162,850   3,317,254
  *Drew Industries, Inc....................................   8,323     263,589
  *E.W. Scripps Co. Class A (The).......................... 235,669   2,500,448
 #*Education Management Corp...............................  36,822     117,094
   Educational Development Corp............................   2,276       9,013
  *Emerson Radio Corp...................................... 234,338     398,375
 #*Entercom Communications Corp. Class A...................  21,650     140,941
   Escalade, Inc...........................................  24,227     125,980
  *Exide Technologies...................................... 127,411     388,604
  *Famous Dave's of America, Inc...........................     479       3,775
  *Federal-Mogul Corp...................................... 143,795   1,084,214
   Finish Line, Inc. Class A (The).........................  42,513     884,483
  *Fisher Communications, Inc..............................  37,668     950,740
 #*Flanigan's Enterprises, Inc.............................   5,016      36,767
   Flexsteel Industries, Inc...............................  26,545     534,351
   Foot Locker, Inc........................................ 315,096  10,555,716
   Fred's, Inc. Class A.................................... 199,332   2,700,949
   Frisch's Restaurants, Inc...............................  23,920     427,690
  *Fuel Systems Solutions, Inc.............................  20,405     331,989
  *Full House Resorts, Inc.................................  57,269     180,397
  *Furniture Brands International, Inc..................... 176,488     268,262
  *Gaiam, Inc. Class A.....................................  47,824     157,341
  #GameStop Corp. Class A.................................. 431,501   9,851,168
   Gaming Partners International Corp......................     100         625
  #Gannett Co., Inc........................................ 412,001   6,962,817
  *Genesco, Inc............................................  88,059   5,045,781
  *G-III Apparel Group, Ltd................................  65,443   2,418,773
  *Gray Television, Inc.................................... 166,823     355,333
  *Gray Television, Inc. Class A...........................   2,809       5,927
  #Group 1 Automotive, Inc................................. 126,434   7,840,172
  *Hallwood Group, Inc. (The)..............................   7,822      50,452
   Harte-Hanks, Inc........................................ 125,898     701,252
  *Hastings Entertainment, Inc.............................  65,844     131,688
   Haverty Furniture Cos., Inc............................. 110,114   1,652,811
   Haverty Furniture Cos., Inc. Class A....................     700      10,451
  *Helen of Troy, Ltd...................................... 136,528   4,125,876
 #*hhgregg, Inc............................................  49,579     299,457
  *Hollywood Media Corp....................................  63,704      84,726
   Hooker Furniture Corp...................................  55,054     750,937
   Hot Topic, Inc.......................................... 239,349   2,058,401
 #*Iconix Brand Group, Inc................................. 357,800   6,622,878
   International Speedway Corp. Class A.................... 130,172   3,319,386
  *Isle of Capri Casinos, Inc.............................. 172,685   1,049,925
   JAKKS Pacific, Inc...................................... 141,049   1,820,943
   Jarden Corp.............................................  21,300   1,060,740
  *Johnson Outdoors, Inc. Class A.......................... 101,246   1,975,309
   Jones Group, Inc. (The)................................. 328,597   3,880,731
  *Journal Communications, Inc. Class A.................... 247,681   1,389,490
   KB Home.................................................  55,554     887,753
  *Kid Brands, Inc.........................................  67,945     122,980
  *Kirkland's, Inc.........................................  53,915     517,045
  *Kona Grill, Inc.........................................   1,474      13,295
   Koss Corp...............................................     710       3,649

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
 #*K-Swiss, Inc. Class A...................................  68,559 $   156,315
  *Lakeland Industries, Inc................................  34,327     209,395
  *La-Z-Boy, Inc........................................... 233,867   3,793,323
  *LeapFrog Enterprises, Inc...............................  80,189     708,871
 #*Lee Enterprises, Inc....................................  65,786      97,363
  #Lennar Corp. Class A.................................... 325,800  12,207,726
  #Lennar Corp. Class B Voting.............................  66,537   1,888,320
 #*Life Time Fitness, Inc..................................  26,053   1,169,519
   Lifetime Brands, Inc....................................  63,921     709,523
   Lincoln Educational Services Corp.......................   2,964      10,996
   Lithia Motors, Inc. Class A............................. 129,782   4,438,544
  *Live Nation Entertainment, Inc.......................... 433,828   3,969,526
  *Luby's, Inc............................................. 151,536     968,315
  *M/I Homes, Inc..........................................  95,252   2,119,357
   Mac-Gray Corp...........................................  92,718   1,205,334
 #*Madison Square Garden Co. Class A (The).................  97,139   3,998,241
   Marcus Corp............................................. 108,304   1,180,514
  *MarineMax, Inc.......................................... 127,066   1,045,753
  *Marriott Vacations Worldwide Corp.......................   4,739     186,432
 #*Martha Stewart Living Omnimedia Class A.................  10,800      31,212
 #*McClatchy Co. Class A (The)............................. 305,317     870,153
   MDC Holdings, Inc.......................................  87,426   3,343,170
 #*Media General, Inc. Class A.............................  97,266     408,517
   Men's Wearhouse, Inc. (The)............................. 200,316   6,568,362
  #Meredith Corp...........................................  11,852     396,686
 #*Meritage Homes Corp.....................................  74,502   2,755,084
  *Modine Manufacturing Co................................. 137,419     934,449
 #*Mohawk Industries, Inc.................................. 190,548  15,905,042
  *Monarch Casino & Resort, Inc............................   6,280      57,274
 #*Motorcar Parts of America, Inc..........................  56,988     267,844
   Movado Group, Inc....................................... 105,959   3,357,841
  *MTR Gaming Group, Inc...................................  97,351     339,755
  *Multimedia Games Holding Co., Inc.......................  74,184   1,179,526
   NACCO Industries, Inc. Class A..........................  25,447   1,288,636
  *Nathan's Famous, Inc....................................   9,601     266,044
  *Nautilus, Inc...........................................  52,658     147,969
  *New Frontier Media, Inc.................................  54,680     110,454
  *New York & Co., Inc..................................... 121,740     410,264
  *New York Times Co. Class A (The)........................   4,600      37,628
  *Nobility Homes, Inc.....................................     130         702
  *Office Depot, Inc....................................... 587,914   1,458,027
   OfficeMax, Inc.......................................... 269,230   1,978,840
  *Orbitz Worldwide, Inc...................................   3,018       7,454
  *Orient-Express Hotels, Ltd. Class A..................... 447,582   5,250,137
   Outdoor Channel Holdings, Inc........................... 127,101     922,753
  *P & F Industries, Inc. Class A..........................   2,025      11,948
 #*Pacific Sunwear of California, Inc...................... 296,405     503,888
   Penske Automotive Group, Inc............................ 236,131   7,225,609
   Pep Boys - Manny, Moe & Jack (The)...................... 186,824   1,866,372
 #*Perfumania Holdings, Inc................................  27,270     155,166
  *Perry Ellis International, Inc..........................  85,577   1,766,309
  *Pinnacle Entertainment, Inc............................. 190,559   2,431,533
  *Point.360...............................................   7,043       5,846
  *PulteGroup, Inc......................................... 210,488   3,649,862
   PVH Corp................................................  43,120   4,742,769
  *Quiksilver, Inc......................................... 406,028   1,299,290
   R.G. Barry Corp.........................................   8,693     132,481
 #*Radio One, Inc. Class D.................................  50,923      43,285
  *Reading International, Inc. Class B.....................   6,238      46,161
  *Red Lion Hotels Corp....................................  96,956     638,940
  *Red Robin Gourmet Burgers, Inc..........................  79,845   2,666,823

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
   Regis Corp...........................................   257,677 $  4,292,899
   Rent-A-Center, Inc...................................   217,582    7,252,008
  *Rick's Cabaret International, Inc....................    49,664      407,741
  *Rocky Brands, Inc....................................    36,687      440,611
   Royal Caribbean Cruises, Ltd.........................    59,707    2,010,335
  *Ruby Tuesday, Inc....................................   210,430    1,519,305
 #*Ryman Hospitality Properties.........................   202,261    7,890,202
  *Saga Communications, Inc. Class A....................    25,691    1,089,812
 #*Saks, Inc............................................   613,294    6,304,662
   Salem Communications Corp. Class A...................    55,646      331,650
   Scholastic Corp......................................   140,916    4,648,819
 #*School Specialty, Inc................................    46,494       86,014
   Service Corp. International..........................   492,809    6,919,038
   Shiloh Industries, Inc...............................   200,700    2,283,966
   Shoe Carnival, Inc...................................   119,379    2,791,081
  *Skechers U.S.A., Inc. Class A........................   185,214    3,074,552
  *Skyline Corp.........................................    30,526      140,420
  *Smith & Wesson Holding Corp..........................    90,916      872,794
  #Sonic Automotive, Inc. Class A.......................     1,600       31,040
  *Spanish Broadcasting System, Inc. Class A............     4,503       15,760
   Spartan Motors, Inc..................................   168,977      794,192
   Speedway Motorsports, Inc............................   203,050    3,309,715
  *Sport Chalet, Inc. Class A...........................   132,485      193,428
  *Sport Chalet, Inc. Class B...........................     4,760        7,949
   Stage Stores, Inc....................................   159,243    3,901,454
   Standard Motor Products, Inc.........................   123,563    2,320,513
 #*Standard Pacific Corp................................   182,038    1,256,062
  *Stanley Furniture Co., Inc...........................    57,224      266,092
  *Stein Mart, Inc......................................   124,540      978,884
  *Steinway Musical Instruments, Inc....................    60,208    1,453,421
   Stewart Enterprises, Inc. Class A....................   381,637    2,965,319
  *Stoneridge, Inc......................................    18,129       90,101
   Strattec Security Corp...............................    16,204      368,155
   Superior Industries International, Inc...............   143,662    2,455,184
   Superior Uniform Group, Inc..........................    39,336      461,411
  *Systemax, Inc........................................   246,135    2,692,717
  *Tandy Brands Accessories, Inc........................    56,879       85,887
   Tandy Leather Factory, Inc...........................    18,463       97,854
 #*Toll Brothers, Inc...................................   236,222    7,797,688
  *Trans World Entertainment Corp.......................    62,666      213,064
  *Trinity Place Holdings, Inc..........................    44,394      177,576
  *Tuesday Morning Corp.................................   189,888    1,133,631
  *Unifi, Inc...........................................    94,137    1,320,742
  *Universal Electronics, Inc...........................     8,259      141,724
   Vail Resorts, Inc....................................    34,600    1,964,588
  *Valuevision Media, Inc. Class A......................    34,465       77,546
  *VOXX International Corp..............................   116,682      725,762
  #Washington Post Co. Class B (The)....................    12,128    4,044,809
  *Wells-Gardner Electronics Corp.......................    35,937       74,390
   Wendy's Co. (The).................................... 1,383,503    5,907,558
  *West Marine, Inc.....................................   121,225    1,253,466
  *Wet Seal, Inc. Class A (The).........................   201,327      575,795
   Weyco Group, Inc.....................................    10,373      243,558
   Whirlpool Corp.......................................    89,628    8,754,863
 #*WMS Industries, Inc..................................   119,815    1,968,560
   Wyndham Worldwide Corp...............................   174,630    8,801,352
  *Zale Corp............................................    47,456      340,734
                                                                   ------------
Total Consumer Discretionary............................            428,613,885
                                                                   ------------
Consumer Staples -- (4.1%)
   Alico, Inc...........................................     3,639      114,228

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Staples -- (Continued)
  *Alliance One International, Inc........................ 434,144 $  1,319,798
   Andersons, Inc. (The)..................................  80,280    3,153,398
  *Bridgford Foods Corp...................................   2,376       16,442
   Cal-Maine Foods, Inc...................................   2,794      120,505
   CCA Industries, Inc....................................   9,592       41,725
 #*Central European Distribution Corp.....................  12,021       31,014
  *Central Garden & Pet Co................................  69,666      771,899
  *Central Garden & Pet Co. Class A....................... 182,531    2,057,124
  *Chiquita Brands International, Inc..................... 221,044    1,593,727
   Coca-Cola Bottling Co. Consolidated....................   5,997      412,234
  *Constellation Brands, Inc. Class A..................... 317,371   11,215,891
  *Constellation Brands, Inc. Class B.....................   1,286       45,614
  *Craft Brew Alliance, Inc...............................  91,153      690,940
 #*Darling International, Inc.............................  15,200      251,256
 #*Dean Foods Co.......................................... 137,680    2,318,531
 #*Dole Food Co., Inc..................................... 245,315    3,088,516
 #*Elizabeth Arden, Inc...................................  22,206    1,047,679
  *Farmer Bros. Co........................................  77,380      752,907
  #Fresh Del Monte Produce, Inc........................... 253,809    6,388,373
   Golden Enterprises, Inc................................  27,634       95,061
   Griffin Land & Nurseries, Inc..........................   9,784      253,895
  *Hain Celestial Group, Inc. (The)....................... 178,430   10,313,254
  #Hillshire Brands Co....................................  73,485    1,911,345
   Ingles Markets, Inc. Class A...........................  64,005    1,036,881
   Inter Parfums, Inc.....................................  10,013      182,837
   J & J Snack Foods Corp.................................     800       45,816
  *John B. Sanfilippo & Son, Inc..........................  48,275      811,986
  *Mannatech, Inc.........................................   8,479       41,208
   MGP Ingredients, Inc...................................  75,349      265,982
   Nash Finch Co..........................................  95,436    1,835,234
  *Natural Alternatives International, Inc................   9,338       58,362
  *Nutraceutical International Corp.......................  63,623    1,009,061
   Oil-Dri Corp. of America...............................  28,763      644,291
  *Omega Protein Corp..................................... 140,627      915,482
  #Orchids Paper Products Co..............................  15,805      303,298
  *Overhill Farms, Inc....................................   1,320        5,940
  *Pantry, Inc. (The)..................................... 122,755    1,628,345
  *Physicians Formula Holdings, Inc.......................  59,491      290,911
  *Pilgrim's Pride Corp...................................  27,587      155,315
  *Post Holdings, Inc..................................... 120,107    3,789,376
  *Prestige Brands Holdings, Inc.......................... 268,318    4,666,050
  *Ralcorp Holdings, Inc.................................. 140,259   10,125,297
   Reliv' International, Inc..............................   1,105        1,425
  #Safeway, Inc...........................................  13,066      213,106
  #Sanderson Farms, Inc...................................   2,900      131,341
  *Seneca Foods Corp. Class A.............................  30,556      873,443
  *Seneca Foods Corp. Class B.............................   1,786       50,901
  *Smart Balance, Inc..................................... 264,860    3,151,834
 #*Smithfield Foods, Inc.................................. 404,799    8,286,236
   Snyders-Lance, Inc.....................................  15,500      392,770
   Spartan Stores, Inc.................................... 116,340    1,670,642
  *Spectrum Brands Holdings, Inc..........................  81,722    3,717,534
  #SUPERVALU, Inc......................................... 211,851      658,857
  *Susser Holdings Corp...................................  95,254    3,423,429
  *TreeHouse Foods, Inc...................................  49,932    2,673,859
   Universal Corp......................................... 108,949    5,399,512
   Village Super Market, Inc. Class A.....................  16,501      605,092
   Weis Markets, Inc......................................  47,530    1,956,335
                                                                   ------------
Total Consumer Staples....................................          109,023,344
                                                                   ------------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Energy -- (7.2%)
   Adams Resources & Energy, Inc............................  24,037 $  731,206
   Alon USA Energy, Inc..................................... 135,752  1,782,424
 #*Approach Resources, Inc..................................  84,642  2,084,732
  *Barnwell Industries, Inc.................................  24,887     83,123
 #*Basic Energy Services, Inc............................... 139,833  1,452,865
  #Berry Petroleum Co. Class A..............................  47,091  1,813,474
 #*Bill Barrett Corp........................................ 162,823  3,730,275
 #*BioFuel Energy Corp......................................     178      1,054
   Bolt Technology Corp.....................................  26,407    380,261
  *BPZ Resources, Inc....................................... 176,207    507,476
   Bristow Group, Inc....................................... 174,043  8,688,227
  *Cal Dive International, Inc.............................. 240,954    303,602
  *Callon Petroleum Co......................................  52,351    299,448
  *Clayton Williams Energy, Inc.............................   3,200    135,520
  *Cloud Peak Energy, Inc...................................  18,718    394,950
  *Comstock Resources, Inc.................................. 129,939  2,224,556
  *Contango Oil & Gas Co....................................   4,000    196,640
  *Crimson Exploration, Inc................................. 116,166    420,521
   Crosstex Energy, Inc..................................... 137,887  1,886,294
  *Dawson Geophysical Co....................................  44,858  1,071,658
   Delek US Holdings, Inc................................... 143,966  3,707,124
   DHT Holdings, Inc........................................   6,782     28,620
  *Double Eagle Petroleum Co................................  56,385    282,489
 #*Endeavour International Corp.............................  68,212    495,219
  *ENGlobal Corp............................................  13,721      5,628
  *EPL Oil & Gas, Inc....................................... 152,581  3,301,853
  #EXCO Resources, Inc......................................  64,864    525,398
 #*Exterran Holdings, Inc................................... 268,073  5,356,099
  *Forbes Energy Services, Ltd..............................   2,238      6,401
  *Forest Oil Corp..........................................  13,122     99,465
  *Global Geophysical Services, Inc......................... 112,499    519,745
 #*GMX Resources, Inc....................................... 132,138     64,457
 #*Green Plains Renewable Energy, Inc....................... 118,416    915,356
   Gulf Island Fabrication, Inc.............................  69,713  1,654,289
  *Gulfmark Offshore, Inc. Class A.......................... 114,331  3,695,178
 #*Halcon Resources Corp....................................  43,116    278,961
 #*Harvest Natural Resources, Inc........................... 193,535  1,689,561
 #*Heckmann Corp............................................ 167,433    586,016
 #*Helix Energy Solutions Group, Inc........................ 562,740  9,729,775
  *Hercules Offshore, Inc................................... 650,009  3,094,043
 .*HKN, Inc.................................................  63,272    124,646
   HollyFrontier Corp....................................... 209,593  8,096,578
 #*Hornbeck Offshore Services, Inc.......................... 164,640  5,703,130
  *Key Energy Services, Inc................................. 121,025    791,504
 #*Lucas Energy, Inc........................................  35,850     60,945
 #*Magnum Hunter Resources Corp.............................  33,400    127,588
  *Matrix Service Co........................................  28,595    299,962
  *Mexco Energy Corp........................................   7,515     44,338
 #*Miller Energy Resources, Inc.............................   1,604      7,250
  *Mitcham Industries, Inc..................................  62,494    846,794
  *Nabors Industries, Ltd...................................  63,797    860,622
  *Natural Gas Services Group, Inc..........................  68,721  1,089,915
 #*Newpark Resources, Inc................................... 388,622  2,638,743
  #Nordic American Tankers, Ltd.............................   2,829     23,764
  #Overseas Shipholding Group, Inc..........................  10,258     11,489
  *Parker Drilling Co....................................... 561,981  2,433,378
  #Patterson-UTI Energy, Inc................................ 473,266  7,657,444
  *PDC Energy, Inc.......................................... 105,808  3,202,808
   Penn Virginia Corp.......................................  94,700    428,044
  *PHI, Inc. Non-Voting.....................................  96,042  3,005,154
  *PHI, Inc. Voting.........................................     542     16,233

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                         --------- ------------
Energy -- (Continued)
  *Pioneer Energy Services Corp.........................   278,538 $  1,838,351
  *Plains Exploration & Production Co...................   372,716   13,291,053
  *REX American Resources Corp..........................   105,778    1,862,751
 #*Rex Energy Corp......................................    80,200    1,061,848
  *Rowan Cos. P.L.C. Class A............................   328,885   10,428,943
  *SEACOR Holdings, Inc.................................    69,842    6,125,842
  *SemGroup Corp. Class A...............................    23,770      918,473
   Ship Finance International, Ltd......................    38,083      585,717
   SM Energy Co.........................................    12,542      676,265
  *Superior Energy Services, Inc........................    89,277    1,815,001
  *Swift Energy Co......................................   167,159    2,793,227
  *Synergy Resources Corp...............................       982        4,174
   Teekay Corp..........................................   184,398    5,644,423
  *Tesco Corp...........................................    11,106       97,844
   Tesoro Corp..........................................   419,582   15,822,437
  *TETRA Technologies, Inc..............................   129,352      692,033
  *TGC Industries, Inc..................................    12,511       92,081
  #Tidewater, Inc.......................................   146,594    6,964,681
 #*Triangle Petroleum Corp..............................    63,876      408,168
  *Union Drilling, Inc..................................    81,524      529,091
  *Unit Corp............................................   103,566    4,178,888
 #*USEC, Inc............................................   606,905      409,964
  *VAALCO Energy, Inc...................................   114,227      933,235
  *Warren Resources, Inc................................    73,022      208,113
   Western Refining, Inc................................   378,467    9,412,474
  *Willbros Group, Inc..................................   193,168      987,088
                                                                   ------------
Total Energy............................................            189,476,477
                                                                   ------------
Financials -- (22.9%)
  *1st Constitution Bancorp.............................       748        6,702
   1st Source Corp......................................   212,023    4,709,031
  *1st United Bancorp, Inc..............................    23,860      143,399
   Access National Corp.................................    10,801      142,465
  *Alexander & Baldwin, Inc.............................   199,071    5,759,124
  *Allegheny Corp.......................................       479      166,500
   Alliance Bancorp, Inc. of Pennsylvania...............     2,169       26,906
   Alliance Financial Corp..............................    11,513      521,309
   Allied World Assurance Co. Holdings AG...............   155,508   12,487,292
   Alterra Capital Holdings, Ltd........................   192,947    4,713,695
   Ameriana Bancorp.....................................       645        4,263
  *American Capital, Ltd................................ 1,164,025   13,723,855
  #American Equity Investment Life Holding Co...........   318,969    3,671,333
  #American Financial Group, Inc........................   370,385   14,370,938
  *American Independence Corp...........................    23,061      114,844
   American National Bankshares, Inc....................    15,485      325,030
   American National Insurance Co.......................    41,906    3,061,652
  *American River Bankshares............................     7,628       56,295
  *American Safety Insurance Holdings, Ltd..............    57,879      975,840
 #*Ameris Bancorp.......................................    69,161      737,948
  *AMERISAFE, Inc.......................................    92,970    2,440,462
  *AmeriServ Financial, Inc.............................   182,092      533,530
  *Arch Capital Group, Ltd..............................    39,525    1,745,029
   Argo Group International Holdings, Ltd...............   142,016    4,885,350
  #Arrow Financial Corp.................................     1,110       27,084
   Aspen Insurance Holdings, Ltd........................   254,728    8,240,451
   Associated Banc-Corp.................................   328,656    4,236,376
  #Assurant, Inc........................................   331,133   12,520,139
   Assured Guaranty, Ltd................................   443,343    6,158,034
   Astoria Financial Corp...............................   224,911    2,255,857
   Atlantic American Corp...............................     6,923       20,215
  *Atlantic Coast Financial Corp........................     3,926        7,872

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
   Auburn National Bancorporation, Inc...................       513 $    11,814
  *AV Homes, Inc.........................................    53,900     792,330
   Axis Capital Holdings, Ltd............................   288,525  10,450,375
   Baldwin & Lyons, Inc. Class A.........................       276       6,541
   Baldwin & Lyons, Inc. Class B.........................    58,678   1,428,809
   Bancfirst Corp........................................       700      30,772
   Bancorp of New Jersey, Inc............................       541       5,832
  *Bancorp, Inc. (The)...................................    66,870     760,312
   BancorpSouth, Inc.....................................   100,570   1,423,065
  *BancTrust Financial Group, Inc........................    41,338     117,400
   Bank Mutual Corp......................................   214,914     969,262
   Bank of Kentucky Financial Corp.......................     8,736     219,623
   BankFinancial Corp....................................   120,828     970,249
   Banner Corp...........................................    33,096     959,453
   Bar Harbor Bankshares.................................    13,518     479,348
  *BBCN Bancorp, Inc.....................................   183,485   2,188,976
  #BCB Bancorp, Inc......................................     9,368      94,336
  *BCSB Bancorp, Inc.....................................       891      12,438
  *Beneficial Mutual Bancorp, Inc........................     7,187      68,133
  *Berkshire Bancorp, Inc................................     2,534      21,083
   Berkshire Hills Bancorp, Inc..........................   130,915   3,073,886
  *BofI Holding, Inc.....................................    56,878   1,599,409
   Boston Private Financial Holdings, Inc................   246,430   2,272,085
   Bridge Bancorp, Inc...................................       665      13,300
  *Bridge Capital Holdings...............................    12,594     188,280
   Brookline Bancorp, Inc................................   211,823   1,796,259
   Bryn Mawr Bank Corp...................................     8,975     203,194
   C&F Financial Corp....................................       831      32,617
   Calamos Asset Management, Inc. Class A................    22,569     243,745
  #California First National Bancorp.....................    17,918     327,362
  *Camco Financial Corp..................................    16,833      31,141
   Camden National Corp..................................    24,991     872,186
  *Cape Bancorp, Inc.....................................     1,782      15,789
  *Capital Bank Financial Corp. Class A..................     4,267      74,800
 #*Capital City Bank Group, Inc..........................    33,323     338,228
   Capital Southwest Corp................................    24,883   2,681,143
  #CapitalSource, Inc....................................   425,592   3,366,433
   Capitol Federal Financial, Inc........................    27,190     323,833
   Cardinal Financial Corp...............................   130,895   2,090,393
 #*Carolina Bank Holdings, Inc...........................       100         774
   Cash America International, Inc.......................        82       3,205
   Cathay General Bancorp................................   299,120   5,291,433
  #Center Bancorp, Inc...................................    42,304     481,843
   Centerstate Banks, Inc................................    16,380     142,015
   Central Bancorp, Inc..................................     5,705     178,167
  *Central Pacific Financial Corp........................     1,332      19,141
   Century Bancorp, Inc. Class A.........................     3,160     103,364
   CFS Bancorp, Inc......................................   115,107     661,865
   Chemical Financial Corp...............................    82,209   1,933,556
  *Chicopee Bancorp, Inc.................................     8,359     125,301
   Cincinnati Financial Corp.............................   144,287   5,748,394
  *Citizens Community Bancorp, Inc.......................    29,400     163,464
   Citizens Holding Co...................................     1,122      21,004
 #*Citizens, Inc.........................................   167,031   1,702,046
  #City Holding Co.......................................     8,151     286,263
   Clifton Savings Bancorp, Inc..........................       543       6,006
  #CNB Financial Corp....................................     1,243      21,355
   CNO Financial Group, Inc.............................. 1,264,042  12,109,522
   CoBiz Financial, Inc..................................   135,833     968,489
   Codorus Valley Bancorp, Inc...........................     4,815      73,674
 #*Colonial Financial Services, Inc......................    14,655     194,911

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
  *Colony Bankcorp, Inc....................................   4,653 $    16,983
   Columbia Banking System, Inc............................  49,165     870,712
   Commercial National Financial Corp......................   1,376      28,965
   Community Bank System, Inc..............................  97,526   2,690,742
   Community Trust Bancorp, Inc............................  24,202     820,932
  *Community West Bancshares...............................  16,252      45,018
  *CompuCredit Holdings Corp...............................  57,981     222,067
   Consolidated-Tokoma Land Co.............................   2,937      96,392
  *Consumer Portfolio Services, Inc........................  71,236     307,027
  *Cowen Group, Inc. Class A............................... 191,014     485,176
   Dime Community Bancshares, Inc..........................  17,442     252,909
   Donegal Group, Inc. Class A.............................  72,219     935,958
   Donegal Group, Inc. Class B.............................   6,424     115,793
  *E*Trade Financial Corp.................................. 440,372   3,681,510
   Eagle Bancorp Montana, Inc..............................     101       1,086
   Eastern Insurance Holdings, Inc.........................  53,671     902,746
  *Eastern Virginia Bankshares, Inc........................   7,095      36,326
   ECB Bancorp, Inc........................................   1,816      26,641
   EMC Insurance Group, Inc................................ 141,757   3,172,522
   Employers Holdings, Inc.................................  43,824     799,788
   Endurance Specialty Holdings, Ltd....................... 188,920   7,660,706
  *Enstar Group, Ltd.......................................     600      60,000
   Enterprise Bancorp, Inc.................................   7,556     128,981
   Enterprise Financial Services Corp......................  37,342     522,788
   ESB Financial Corp......................................  33,744     455,207
   ESSA Bancorp, Inc.......................................  68,448     689,956
   Evans Bancorp, Inc......................................   8,434     136,209
   Everest Re Group, Ltd................................... 113,679  12,624,053
  *Farmers Capital Bank Corp...............................   3,376      40,309
   FBL Financial Group, Inc. Class A....................... 128,577   4,388,333
   Federal Agricultural Mortgage Corp. Class A.............   2,471      57,302
   Federal Agricultural Mortgage Corp. Class C.............  43,772   1,233,057
  *Federated National Holding Co...........................  55,257     345,356
   Fidelity Bancorp, Inc...................................   3,280      72,455
   Fidelity National Financial, Inc. Class A............... 130,432   2,792,549
   Fidelity Southern Corp..................................  31,267     306,100
   Financial Institutions, Inc.............................  23,989     456,751
  *First Acceptance Corp................................... 101,596     122,931
   First Advantage Bancorp.................................   5,541      72,199
  #First American Financial Corp........................... 297,103   6,759,093
   First Bancorp...........................................  69,195     723,088
  *First BanCorp...........................................   5,824      24,694
   First Bancorp, Inc......................................  18,788     309,626
 #*First Bancshares, Inc...................................   2,300      12,937
   First Bancshares, Inc. (The)............................     171       1,796
   First Busey Corp........................................ 109,868     518,577
   First Business Financial Services, Inc..................   2,294      56,524
  *First California Financial Group, Inc...................  15,562     105,044
   First Citizens BancShares, Inc. Class A.................  20,791   3,508,481
   First Commonwealth Financial Corp....................... 315,226   2,064,730
   First Community Bancshares, Inc.........................  39,147     586,422
   First Defiance Financial Corp...........................  36,856     652,351
 #*First Federal Bancshares of Arkansas, Inc...............  11,074     111,294
 #*First Federal of Northern Michigan Bancorp, Inc.........   7,296      34,437
   First Financial Corp....................................  59,016   1,805,299
   First Financial Holdings, Inc...........................  79,659   1,123,192
  *First Financial Northwest, Inc.......................... 111,813     883,323
  #First Horizon National Corp.............................     300       2,793
   First Interstate BancSystem, Inc........................  24,442     367,363
   First M&F Corp..........................................  11,390      96,246
  *First Marblehead Corp. (The)............................ 187,792     176,524

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   First Merchants Corp..................................... 144,409 $2,124,256
   First Midwest Bancorp, Inc............................... 233,905  2,893,405
   First Niagara Financial Group, Inc....................... 528,271  4,374,084
   First Pactrust Bancorp, Inc..............................  26,332    309,664
  *First Place Financial Corp............................... 114,087      7,872
  *First South Bancorp, Inc.................................     167        902
 #*First United Corp........................................   6,083     41,973
   First West Virginia Bancorp..............................     811     13,507
   Firstbank Corp...........................................  16,186    179,665
  *FirstCity Financial Corp.................................  56,481    456,931
  #FirstMerit Corp.......................................... 235,464  3,263,531
   Flagstone Reinsurance Holdings SA........................ 305,340  2,699,206
   Flushing Financial Corp.................................. 117,856  1,832,661
   FNB Corp................................................. 239,624  2,571,166
  *Forest City Enterprises, Inc. Class A.................... 123,124  1,976,140
  *Forestar Group, Inc......................................  36,497    584,317
   Fox Chase Bancorp, Inc...................................  18,083    281,371
  *Franklin Financial Corp..................................     169      2,912
  #Fulton Financial Corp....................................  27,660    268,855
  *Genworth Financial, Inc. Class A......................... 525,160  3,129,954
   German American Bancorp, Inc.............................  61,710  1,391,560
   Glacier Bancorp, Inc.....................................   1,800     26,100
  *Gleacher & Co., Inc......................................   5,865      4,106
  *Global Indemnity P.L.C...................................  60,021  1,331,266
   Great Southern Bancorp, Inc..............................  26,472    751,011
  *Greenlight Capital Re, Ltd. Class A......................   1,500     38,325
  *Guaranty Bancorp......................................... 263,813    482,778
  *Guaranty Federal Bancshares, Inc.........................  14,051     99,762
  *Hallmark Financial Services, Inc......................... 106,414    811,939
   Hampden Bancorp, Inc.....................................  14,730    190,754
  *Hanmi Financial Corp.....................................  31,535    391,349
   Hanover Insurance Group, Inc. (The)...................... 136,452  4,927,282
   Harleysville Savings Financial Corp......................   1,426     24,228
  *Harris & Harris Group, Inc............................... 148,951    510,902
   Hawthorn Bancshares, Inc.................................   8,440     73,850
   Heartland Financial USA, Inc.............................  10,901    312,859
  *Heritage Commerce Corp...................................  59,091    389,410
   Heritage Financial Corp..................................  13,978    193,316
   Heritage Financial Group, Inc............................   1,394     18,652
   HF Financial Corp........................................  12,333    157,616
  *Hilltop Holdings, Inc.................................... 239,405  3,253,514
   Hingham Institution for Savings..........................     999     67,882
 #*HMN Financial, Inc.......................................  24,144     80,641
  *Home Bancorp, Inc........................................   6,423    121,459
   Home Federal Bancorp, Inc................................  83,022    948,111
   Homeowners Choice, Inc...................................  30,002    666,044
   HopFed Bancorp, Inc......................................  28,833    226,339
   Horace Mann Educators Corp............................... 251,498  4,831,277
   Horizon Bancorp..........................................   3,770    109,330
   Hudson City Bancorp, Inc................................. 211,602  1,795,443
   Hudson Valley Holding Corp...............................   4,563     73,510
   IBERIABANK Corp..........................................  42,944  2,138,182
  *ICG Group, Inc........................................... 298,309  3,126,278
 #*Imperial Holdings, Inc...................................     645      2,270
   Independence Holding Co..................................  50,444    440,881
   Independent Bank Corp. (453836108).......................  60,023  1,771,279
 #*Independent Bank Corp. (453838609).......................  43,229    148,708
   Infinity Property & Casualty Corp........................  97,610  5,574,507
   Interactive Brokers Group, Inc. Class A..................  54,700    779,475
   International Bancshares Corp............................ 134,705  2,444,896
  *Intervest Bancshares Corp. Class A.......................  17,894     74,260

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
 #*INTL. FCStone, Inc.......................................  13,556 $  251,193
  *Investment Technology Group, Inc......................... 137,565  1,161,049
  #Investors Title Co.......................................   7,764    509,318
  *Jacksonville Bancorp, Inc................................   1,456      1,238
   Janus Capital Group, Inc................................. 228,293  1,940,490
   Jefferies Group, Inc.....................................  91,618  1,304,640
  *Jefferson Bancshares, Inc................................   4,587     13,578
   JMP Group, Inc...........................................  45,914    254,364
   Kaiser Federal Financial Group, Inc......................   3,277     50,564
  #KBW, Inc.................................................  19,622    318,858
   Kemper Corp.............................................. 248,791  7,712,521
   Kentucky First Federal Bancorp...........................     496      4,067
  *Knight Capital Group, Inc. Class A....................... 305,082    802,366
   Lake Shore Bancorp, Inc..................................   1,066     11,172
   Lakeland Bancorp, Inc.................................... 117,718  1,168,940
   Lakeland Financial Corp..................................  21,877    583,897
   Landmark Bancorp, Inc....................................   2,052     42,066
  #Legg Mason, Inc.......................................... 349,011  8,892,800
   LNB Bancorp, Inc.........................................  50,800    303,276
 #*Louisiana Bancorp, Inc...................................   4,919     80,524
  *LSB Financial Corp.......................................     751     14,832
 #*Macatawa Bank Corp....................................... 127,574    394,204
  *Magyar Bancorp, Inc......................................   6,751     32,675
   Maiden Holdings, Ltd..................................... 123,995  1,047,758
   MainSource Financial Group, Inc.......................... 121,160  1,516,923
 #*Malvern Bancorp, Inc.....................................     134      1,440
   Marlin Business Services Corp............................  61,664  1,392,990
   Mayflower Bancorp, Inc...................................     475      4,289
   MB Financial, Inc........................................ 168,311  3,409,981
 #*MBIA, Inc................................................ 600,076  5,940,752
 #*MBT Financial Corp.......................................  53,266    153,406
   MCG Capital Corp......................................... 405,582  1,890,012
   Meadowbrook Insurance Group, Inc......................... 276,438  1,553,582
   Medallion Financial Corp.................................  94,078  1,176,916
  *Mercantile Bank Corp.....................................  21,388    353,544
   Merchants Bancshares, Inc................................  12,577    368,255
  *Meridian Interstate Bancorp, Inc.........................  12,148    205,180
   Meta Financial Group, Inc................................  10,537    250,359
  *Metro Bancorp, Inc.......................................  63,582    825,294
 #*MetroCorp Bancshares, Inc................................  14,362    145,631
  *MGIC Investment Corp..................................... 615,523  1,058,700
   MicroFinancial, Inc......................................  47,656    375,529
   Mid Penn Bancorp, Inc....................................     262      2,672
   MidSouth Bancorp, Inc....................................  38,730    600,315
   MidWestOne Financial Group, Inc..........................  16,967    342,733
   Montpelier Re Holdings, Ltd.............................. 304,675  6,967,917
   MSB Financial Corp.......................................   3,000     18,960
   MutualFirst Financial, Inc...............................  17,676    214,940
  #NASDAQ OMX Group, Inc. (The)............................. 406,131  9,669,979
 #*National Financial Partners Corp......................... 128,748  2,362,526
   National Interstate Corp.................................   2,138     55,481
   National Penn Bancshares, Inc............................ 213,785  1,909,100
   National Security Group, Inc.............................     193      1,615
   National Western Life Insurance Co. Class A..............   5,767    809,514
   Naugatuck Valley Financial Corp..........................   1,247      9,265
  *Navigators Group, Inc. (The).............................  79,136  4,200,539
   Nelnet, Inc. Class A..................................... 109,310  2,668,257
  *New Century Bancorp, Inc.................................   6,103     32,651
   New England Bancshares, Inc..............................     902     13,016
   New Hampshire Thrift Bancshares, Inc.....................  16,158    212,962
  *NewBridge Bancorp........................................  51,416    221,603

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
  *Newport Bancorp, Inc....................................   1,200 $    20,046
  *NewStar Financial, Inc.................................. 217,583   2,719,788
   Nicholas Financial, Inc.................................   4,660      60,627
  *North Valley Bancorp....................................   2,889      40,215
   Northeast Bancorp.......................................     522       4,975
   Northeast Community Bancorp, Inc........................  50,944     276,116
  #Northfield Bancorp, Inc.................................   1,646      26,731
   Northrim Bancorp, Inc...................................  24,258     546,533
   Northwest Bancshares, Inc...............................  11,585     137,862
   Norwood Financial Corp..................................   2,332      74,041
   Ocean Shore Holding Co..................................   2,593      34,461
   OceanFirst Financial Corp...............................  30,566     426,090
 #*Ocwen Financial Corp....................................  87,806   3,386,677
   Ohio Valley Banc Corp...................................   1,614      30,464
   Old National Bancorp.................................... 106,015   1,300,804
  #Old Republic International Corp......................... 665,413   6,574,280
 #*Old Second Bancorp, Inc.................................  56,217      78,704
  *OmniAmerican Bancorp, Inc...............................  36,092     826,146
   OneBeacon Insurance Group, Ltd. Class A.................  71,265     962,077
   Oppenheimer Holdings, Inc. Class A......................   4,105      66,829
   Oriental Financial Group, Inc........................... 131,697   1,551,391
   Oritani Financial Corp..................................   1,900      29,032
   Pacific Continental Corp................................  28,361     263,474
  *Pacific Mercantile Bancorp..............................  58,804     421,625
  *Pacific Premier Bancorp, Inc............................  15,952     178,981
  *Park Sterling Corp......................................  55,786     278,930
   PartnerRe, Ltd.......................................... 163,753  13,263,993
  *Patriot National Bancorp................................   8,731      13,271
   Peapack-Gladstone Financial Corp........................  21,165     327,846
   Peoples Bancorp of North Carolina.......................   4,643      46,430
   Peoples Bancorp, Inc....................................  55,939   1,191,501
   People's United Financial, Inc.......................... 514,277   6,186,752
 #*PHH Corp................................................ 273,554   5,692,659
  *Phoenix Cos, Inc. (The).................................  27,755     836,536
  *PICO Holdings, Inc......................................  85,576   1,894,653
  *Pinnacle Financial Partners, Inc........................ 163,309   3,192,691
  *Piper Jaffray Cos., Inc.................................  67,973   1,825,075
   Platinum Underwriters Holdings, Ltd..................... 177,200   7,867,680
  *Popular, Inc............................................ 148,591   2,872,264
  *Porter Bancorp, Inc.....................................   4,952       7,230
 #*Preferred Bank..........................................   7,372     104,756
   Premier Financial Bancorp, Inc..........................  17,459     167,083
   Presidential Life Corp.................................. 183,075   2,559,388
   PrivateBancorp, Inc.....................................   1,500      24,240
   ProAssurance Corp.......................................  50,969   4,556,629
  #Protective Life Corp.................................... 263,755   7,200,512
   Provident Financial Holdings, Inc.......................  16,709     246,792
   Provident Financial Services, Inc....................... 237,143   3,557,145
   Provident New York Bancorp.............................. 197,664   1,804,672
  *Prudential Bancorp, Inc. of Pennsylvania................     166       1,096
   Pulaski Financial Corp..................................  44,928     384,584
   QC Holdings, Inc........................................ 104,573     353,457
   QCR Holdings, Inc.......................................   2,083      30,099
  #Radian Group, Inc....................................... 443,207   2,078,641
   Reinsurance Group of America, Inc....................... 235,808  12,478,959
   Renasant Corp........................................... 132,745   2,443,835
   Republic Bancorp, Inc. Class A..........................  11,786     254,813
  *Republic First Bancorp, Inc.............................   4,394       9,359
   Resource America, Inc. Class A..........................  89,199     602,985
  *Riverview Bancorp, Inc..................................  33,968      56,047
  #RLI Corp................................................  37,289   2,542,364

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares     Value+
                                                           --------- ----------
Financials -- (Continued)
   Rockville Financial, Inc...............................     8,254 $  109,696
   Roma Financial Corp....................................       311      2,740
  *Royal Bancshares of Pennsylvania, Inc. Class A.........     2,632      5,264
  *Rurban Financial Corp..................................     1,320      9,504
   S&T Bancorp, Inc.......................................    84,218  1,479,710
  *Safeguard Scientifics, Inc.............................    70,916  1,124,019
   Safety Insurance Group, Inc............................    72,947  3,381,093
   Salisbury Bancorp, Inc.................................       490     12,529
   Sandy Spring Bancorp, Inc..............................    96,957  1,853,818
  *Savannah Bancorp, Inc. (The)...........................    15,156    147,013
   SCBT Financial Corp....................................    23,725    941,408
   SeaBright Holdings, Inc................................   114,670  1,257,930
  *Seacoast Banking Corp. of Florida......................     2,500      4,000
   Selective Insurance Group, Inc.........................   261,594  4,836,873
   Shore Bancshares, Inc..................................     7,593     42,900
   SI Financial Group, Inc................................    18,503    203,533
   Sierra Bancorp.........................................     2,845     32,006
   Simmons First National Corp. Class A...................   115,564  2,876,388
   Somerset Hills Bancorp.................................    18,699    158,381
  *Southcoast Financial Corp..............................    14,454     67,645
  *Southern Connecticut Bancorp, Inc......................       800        872
 #*Southern First Bancshares, Inc.........................    13,512    133,769
   Southern Missouri Bancorp, Inc.........................       931     22,577
   Southern National Bancorp of Virginia, Inc.............     1,185      9,646
  #Southside Bancshares, Inc..............................    28,021    571,905
  *Southwest Bancorp, Inc.................................    88,280    952,541
   Southwest Georgia Financial Corp.......................       731      6,564
  #StanCorp Financial Group, Inc..........................    59,972  2,060,038
   State Auto Financial Corp..............................   163,545  2,639,616
   StellarOne Corp........................................   110,540  1,516,609
   Sterling Bancorp.......................................    30,397    290,291
  #Stewart Information Services Corp......................    47,396  1,105,275
  *Stratus Properties, Inc................................    42,734    393,153
  *Suffolk Bancorp........................................     1,625     24,408
  *Sun Bancorp, Inc.......................................    90,865    280,773
   Susquehanna Bancshares, Inc............................   689,407  7,149,151
  *Sussex Bancorp.........................................     5,512     32,796
  *SWS Group, Inc.........................................    81,934    466,204
   Symetra Financial Corp.................................    85,111  1,017,076
   Synovus Financial Corp................................. 1,038,192  2,543,570
 #*Taylor Capital Group, Inc..............................    47,800    892,904
   TCF Financial Corp.....................................    43,619    499,001
  #Teche Holding Co.......................................     3,776    151,342
   Territorial Bancorp, Inc...............................     7,348    166,065
 #*Texas Capital Bancshares, Inc..........................       987     46,853
   TF Financial Corp......................................     7,550    169,120
   Thomas Properties Group, Inc...........................   202,000  1,078,680
  *Timberland Bancorp, Inc................................    59,392    368,230
   Tompkins Financial Corp................................    14,308    579,188
   Tower Financial Corp...................................     4,978     58,989
   Tower Group, Inc.......................................    58,131  1,047,521
  #TowneBank..............................................    56,678    882,476
  *Tree.com, Inc..........................................    31,489    455,016
   TriCo Bancshares.......................................    20,964    352,195
   TrustCo Bank Corp......................................    50,433    281,416
   Trustmark Corp.........................................    88,682  2,081,367
  #UMB Financial Corp.....................................       600     26,718
   Umpqua Holdings Corp...................................   528,346  6,387,703
   Unico American Corp....................................    35,600    405,484
   Union First Market Bankshares Corp.....................   106,323  1,669,271
  *United Bancshares, Inc.................................       190      1,801

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Financials -- (Continued)
  #United Bankshares, Inc.................................  42,148 $  1,004,387
   United Community Bancorp...............................   1,325        8,864
  *United Community Banks, Inc............................  51,154      445,040
  *United Community Financial Corp........................ 257,483      981,010
   United Financial Bancorp, Inc..........................  97,643    1,500,773
   United Fire Group, Inc................................. 108,057    2,568,515
 #*United Security Bancshares.............................   1,419        4,257
  *Unity Bancorp, Inc.....................................  22,377      136,500
   Universal Insurance Holdings, Inc......................  36,336      143,527
   Univest Corp. of Pennsylvania..........................  15,400      260,568
   Validus Holdings, Ltd.................................. 206,711    7,400,254
   ViewPoint Financial Group, Inc.........................  28,419      591,115
  *Virginia Commerce Bancorp, Inc......................... 103,967      952,338
   VSB Bancorp, Inc.......................................   1,342       14,272
  *Walker & Dunlop, Inc...................................   3,580       59,464
   Washington Banking Co..................................  14,425      197,190
   Washington Federal, Inc................................ 147,369    2,472,852
   Washington Trust Bancorp, Inc..........................  15,979      431,273
 #*Waterstone Financial, Inc..............................   5,158       27,853
   Wayne Savings Bancshares, Inc..........................   1,300       11,700
   Webster Financial Corp................................. 196,795    4,329,490
   WesBanco, Inc.......................................... 185,350    4,077,700
   West Bancorporation, Inc...............................  90,568      988,097
  *West Coast Bancorp.....................................  25,702      565,958
  *Western Alliance Bancorp...............................  99,513    1,021,003
   Westfield Financial, Inc............................... 114,791      836,826
   White River Capital, Inc...............................   2,142       48,463
  *Wilshire Bancorp, Inc.................................. 105,579      687,319
  #Wintrust Financial Corp................................ 165,850    6,128,158
  *WSB Holdings, Inc......................................   4,188       23,872
   WSFS Financial Corp....................................   3,156      133,672
   WVS Financial Corp.....................................   1,304       11,410
  *Yadkin Valley Financial Corp...........................  40,936      130,995
  #Zions Bancorporation................................... 350,678    7,529,057
  *ZipRealty, Inc.........................................  93,756      247,516
                                                                   ------------
Total Financials..........................................          603,153,004
                                                                   ------------
Health Care -- (5.7%)
  *Accuray, Inc...........................................  51,346      357,368
  *Addus HomeCare Corp....................................   4,470       24,272
  *ADVENTRX Pharmaceuticals, Inc..........................  32,596       20,532
 #*Affymetrix, Inc........................................ 307,801      975,729
  *Albany Molecular Research, Inc......................... 175,487      621,224
  *Alere, Inc............................................. 176,474    3,388,301
  *Allied Healthcare Products, Inc........................  26,236       71,624
  *Almost Family, Inc.....................................  12,486      258,835
  *Alphatec Holdings, Inc.................................  95,073      163,526
  *AMAG Pharmaceuticals, Inc..............................     954       14,768
 #*Amedisys, Inc..........................................  64,304      709,916
  *American Shared Hospital Services......................   8,624       25,786
  *AMN Healthcare Services, Inc...........................  85,747      850,610
  *Amsurg Corp............................................  90,663    2,585,709
   Analogic Corp..........................................   1,361      100,251
  *AngioDynamics, Inc..................................... 139,840    1,500,483
  *Anika Therapeutics, Inc................................  69,147      775,138
   Arrhythmia Research Technology, Inc....................   1,132        2,796
   Assisted Living Concepts, Inc. Class A................. 111,540      882,281
  *Astex Pharmaceuticals, Inc.............................  70,580      167,980
  *BioClinica, Inc........................................   2,666       16,716
  *BioMimetic Therapeutics, Inc...........................     500        1,855
  *BioScrip, Inc.......................................... 150,163    1,383,001

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (Continued)
  *Cambrex Corp............................................ 172,443 $ 2,083,111
   Cantel Medical Corp..................................... 109,654   2,852,101
  *Capital Senior Living Corp.............................. 217,840   3,502,867
  *CardioNet, Inc.......................................... 103,782     252,190
 #*Celldex Therapeutics, Inc...............................  14,600      80,446
  *Chindex International, Inc..............................     856       8,877
 #*Community Health Systems, Inc........................... 220,160   6,036,787
   CONMED Corp............................................. 176,339   4,877,537
   Cooper Cos., Inc. (The).................................  88,522   8,496,342
   Coventry Health Care, Inc............................... 383,447  16,733,627
  *Cross Country Healthcare, Inc........................... 171,944     756,554
   CryoLife, Inc...........................................  35,392     219,076
 #*Cumberland Pharmaceuticals, Inc.........................  77,782     456,580
  *Cutera, Inc.............................................  72,801     539,455
  *Cynosure, Inc. Class A..................................  48,648   1,281,388
   Daxor Corp..............................................  10,080      81,547
  *Digirad Corp............................................  50,370     108,295
  *Dynacq Healthcare, Inc..................................   6,462          65
  *Emergent Biosolutions, Inc..............................   8,427     111,995
   Ensign Group, Inc. (The)................................  11,311     329,829
  *Enzo Biochem, Inc....................................... 126,121     252,242
 #*Enzon Pharmaceuticals, Inc..............................  36,543     240,088
  *Exactech, Inc...........................................   4,293      71,693
  *ExamWorks Group, Inc....................................   4,831      67,731
 #*FAB Universal Corp......................................   4,937      17,773
  *Five Star Quality Care, Inc............................. 133,061     699,901
  *Furiex Pharmaceuticals, Inc.............................   8,033     153,993
  *Future Healthcare of America............................   4,937         963
  *Gentiva Health Services, Inc............................ 148,186   1,392,948
  *Greatbatch, Inc......................................... 128,661   2,827,969
  *Hanger, Inc.............................................  26,246     665,336
  *Harvard Bioscience, Inc................................. 148,250     595,965
  *Healthways, Inc......................................... 133,990   1,303,723
  *Hi-Tech Pharmacal Co., Inc..............................  13,154     412,378
  *Hologic, Inc............................................ 449,308   9,264,731
  *ICU Medical, Inc........................................   2,903     172,235
  *Idera Pharmaceuticals, Inc.............................. 124,068     114,143
 #*Infinity Pharmaceuticals, Inc...........................     170       3,806
   Invacare Corp........................................... 119,429   1,630,206
  *Iridex Corp.............................................  16,140      64,237
  *IRIS International, Inc.................................     669      13,039
   Kewaunee Scientific Corp................................  10,051     113,375
  *Kindred Healthcare, Inc................................. 162,666   1,594,127
 #*Lannet Co., Inc.........................................  92,274     406,928
  *LCA-Vision, Inc.........................................  82,542     315,310
   LeMaitre Vascular, Inc..................................  69,901     419,406
  *LHC Group, Inc..........................................  12,111     212,185
  *LifePoint Hospitals, Inc................................ 217,915   7,701,116
  *Magellan Health Services, Inc...........................   7,736     387,960
   Maxygen, Inc............................................ 149,012     363,589
  *MedAssets, Inc..........................................  55,641     986,515
 .*MedCath Corp............................................ 116,120     159,084
  *Medical Action Industries, Inc..........................  84,668     249,771
  *MediciNova, Inc.........................................  19,847      42,076
  *Metabolix, Inc..........................................   1,788       2,378
  *Metropolitan Health Networks, Inc.......................   1,062      11,608
  *Misonix, Inc............................................  28,468     125,829
  *Molina Healthcare, Inc.................................. 120,869   3,030,186
  *Myrexis, Inc............................................  18,679      44,830
   National Healthcare Corp................................   3,984     189,718
  *Natus Medical, Inc...................................... 116,047   1,311,331

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Health Care -- (Continued)
  *NuVasive, Inc..........................................  13,724 $    197,900
  #Omnicare, Inc.......................................... 312,425   10,788,035
  *Omnicell, Inc..........................................  92,708    1,351,683
  #Owens & Minor, Inc.....................................   5,011      142,663
  *Palomar Medical Technologies, Inc......................  15,898      137,200
  *PDI, Inc...............................................  94,402      646,654
  #PerkinElmer, Inc.......................................  44,813    1,386,066
  *PharMerica Corp........................................ 150,112    1,834,369
 #*PhotoMedex, Inc........................................     414        5,510
  *Pozen, Inc.............................................  55,562      332,816
  *Progenics Pharmaceuticals, Inc.........................   5,584       15,914
  *Providence Service Corp. (The).........................  24,333      248,197
  *Repligen Corp.......................................... 104,438      532,634
  *Rochester Medical Corp.................................   6,710       70,388
  *RTI Biologics, Inc..................................... 223,508      907,442
 #*SciClone Pharmaceuticals, Inc.......................... 200,236    1,103,300
  *Select Medical Holdings Corp...........................  39,721      420,645
  *Skilled Healthcare Group, Inc. Class A.................  71,351      554,397
  *Solta Medical, Inc.....................................  61,444      181,260
   Span-American Medical System, Inc......................  12,454      217,260
   STERIS Corp............................................   5,410      192,650
  *Strategic Diagnostics, Inc.............................  38,143       43,483
  *Sucampo Pharmaceuticals, Inc. Class A..................  41,716      208,163
  *Sun Healthcare Group, Inc..............................  39,056      330,414
  *SunLink Health Systems, Inc............................  12,035       12,637
  *SurModics, Inc.........................................  16,234      291,887
  *Symmetry Medical, Inc.................................. 155,336    1,422,878
  *Targacept, Inc.........................................     397        1,620
  #Teleflex, Inc.......................................... 100,291    6,814,773
  *Theragenics Corp....................................... 181,929      278,351
  *TranS1, Inc............................................  21,113       58,061
 #*Transcept Pharmaceuticals, Inc.........................  46,250      235,412
  *Triple-S Management Corp. Class B......................  97,966    1,767,307
  *Universal American Corp................................ 390,226    3,527,643
   Utah Medical Products, Inc.............................   1,047       35,619
  *ViroPharma, Inc........................................ 339,632    8,575,708
 #*Wright Medical Group, Inc.............................. 110,524    2,245,848
   Young Innovations, Inc.................................  32,151    1,097,957
                                                                   ------------
Total Health Care.........................................          149,554,536
                                                                   ------------
Industrials -- (14.2%)
  *A.T. Cross Co. Class A.................................  70,624      668,809
   AAR Corp............................................... 196,594    2,966,603
   ABM Industries, Inc....................................   3,978       75,582
  *Accuride Corp..........................................   7,542       20,137
   Aceto Corp............................................. 186,980    1,873,540
   Acme United Corp.......................................   2,042       23,136
  #Acorn Energy, Inc......................................  15,093      128,441
  *Adept Technology, Inc..................................  53,363      213,452
 #*AECOM Technology Corp.................................. 213,036    4,573,883
  *Aegion Corp............................................  67,007    1,237,619
 #*AeroCentury Corp.......................................   9,884      124,440
  *Aerovironment, Inc.....................................   2,075       45,629
  *AGCO Corp..............................................  14,529      661,215
  *Air Transport Services Group, Inc...................... 244,443      941,106
   Aircastle, Ltd......................................... 307,593    3,423,510
   Alamo Group, Inc.......................................  66,141    2,215,723
  *Alaska Air Group, Inc..................................  27,618    1,056,112
   Albany International Corp. Class A.....................  59,269    1,302,140
 .*Allied Defense Group, Inc. (The).......................  24,210      129,523
   Allied Motion Technologies, Inc........................   1,075        6,934

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Industrials -- (Continued)
   Altra Holdings, Inc..................................... 127,216 $ 2,292,432
   Amerco, Inc.............................................  88,302  10,202,413
  *Ameresco, Inc. Class A..................................   7,158      79,167
  *American Railcar Industries, Inc........................ 107,451   3,156,910
  *American Reprographics Co............................... 104,317     399,534
 #*American Superconductor Corp............................  12,099      43,435
  *American Woodmark Corp..................................  54,061   1,243,403
   Ampco-Pittsburgh Corp...................................  30,064     530,930
  *AMREP Corp..............................................   7,453      48,444
   Apogee Enterprises, Inc................................. 153,531   3,127,426
   Applied Industrial Technologies, Inc....................  86,651   3,517,164
   Argan, Inc..............................................   1,349      23,999
   Arkansas Best Corp...................................... 114,421     921,089
  #Armstrong World Industries, Inc.........................  86,543   4,482,927
  *Arotech Corp............................................  33,900      34,578
  *Ascent Solar Technologies, Inc..........................  29,094      23,712
 #*Asset Acceptance Capital Corp...........................  52,690     336,162
   Asta Funding, Inc.......................................  54,947     515,403
  *Astec Industries, Inc...................................     700      20,160
  *Atlas Air Worldwide Holdings, Inc....................... 118,371   6,509,221
  *Avalon Holding Corp. Class A............................  12,727      50,908
 #*Avis Budget Group, Inc.................................. 549,560   9,084,227
  #Baltic Trading, Ltd.....................................   6,768      23,079
   Barnes Group, Inc.......................................  64,910   1,485,141
   Barrett Business Services, Inc..........................  26,591     793,210
 #*Beacon Roofing Supply, Inc..............................   1,100      35,574
  *BlueLinx Holdings, Inc..................................  74,449     157,087
   Brady Corp. Class A.....................................  63,268   1,946,124
 #*Breeze-Eastern Corp.....................................  29,140     233,120
   Briggs & Stratton Corp.................................. 151,229   2,986,773
  *Builders FirstSource, Inc...............................  46,233     254,744
  *CAI International, Inc..................................  42,563     943,196
   Cascade Corp............................................  20,590   1,338,144
  *Casella Waste Systems, Inc. Class A.....................  75,569     346,106
 #*CBIZ, Inc...............................................  49,973     275,851
   CDI Corp................................................ 122,876   2,112,238
   CECO Environmental Corp.................................  13,400     118,590
   Celadon Group, Inc...................................... 100,421   1,717,199
   Ceradyne, Inc........................................... 123,938   4,332,872
  *Champion Industries, Inc................................  41,391       8,278
 #*Chart Industries, Inc...................................  31,281   2,214,382
  #Chicago Rivet & Machine Co..............................   1,983      36,567
   CIRCOR International, Inc...............................  59,669   2,057,984
  *Columbus McKinnon Corp..................................  53,255     797,227
   Comfort Systems USA, Inc................................  42,908     467,697
   CompX International, Inc................................   5,744      80,588
  *Consolidated Graphics, Inc..............................  51,571   1,521,860
   Courier Corp............................................  26,678     321,470
  #Covanta Holding Corp.................................... 200,902   3,652,398
  *Covenant Transportation Group, Inc. Class A.............  76,284     353,958
  *CPI Aerostructures, Inc.................................  27,413     301,817
  *CRA International, Inc..................................  44,458     744,227
   Curtiss-Wright Corp..................................... 181,247   5,595,095
  *Dolan Co. (The).........................................  92,147     426,641
   Douglas Dynamics, Inc...................................  67,044   1,018,398
  *Ducommun, Inc...........................................  63,364     864,285
  *Dycom Industries, Inc................................... 159,628   2,273,103
   Dynamic Materials Corp..................................  10,868     145,849
 #*Eagle Bulk Shipping, Inc................................  71,993     213,099
   Eastern Co. (The).......................................  34,260     548,160
   Ecology & Environment, Inc. Class A.....................   7,348      90,160

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares     Value+
                                                           --------- ----------
Industrials -- (Continued)
  *Encore Capital Group, Inc..............................    82,441 $2,390,789
   Encore Wire Corp.......................................   119,350  3,683,141
 #*Energy Recovery, Inc...................................    19,257     57,193
  *EnergySolutions, Inc...................................   216,598    619,470
 #*EnerNOC, Inc...........................................     7,821     96,355
  *EnerSys, Inc...........................................    72,816  2,510,696
  *Engility Holdings, Inc.................................       799     15,181
   Ennis, Inc.............................................   135,708  2,076,332
  *EnPro Industries, Inc..................................    74,546  2,725,402
   ESCO Technologies, Inc.................................    72,124  2,700,323
   Espey Manufacturing & Electronics Corp.................    13,355    366,728
 #*Esterline Technologies Corp............................   115,400  6,668,966
  *Excel Maritime Carriers, Ltd...........................    55,669     23,270
   Exelis, Inc............................................   129,576  1,433,111
  *Federal Signal Corp....................................   172,031    992,619
  *Flow International Corp................................   107,430    356,668
  *Franklin Covey Co......................................    80,452    967,033
   FreightCar America, Inc................................    53,232  1,024,716
  *Frozen Food Express Industries.........................   131,556    231,539
 #*FTI Consulting, Inc....................................   109,169  2,834,027
  *Fuel Tech, Inc.........................................    23,411     95,517
  *Furmanite Corp.........................................    71,098    359,045
   G & K Services, Inc. Class A...........................    89,654  2,891,342
   GATX Corp..............................................   210,036  8,708,093
 #*Genco Shipping & Trading, Ltd..........................   122,084    371,135
  *Gencor Industries, Inc.................................    32,703    235,135
  *General Cable Corp.....................................   131,849  3,761,652
   Geo Group, Inc. (The)..................................   164,681  4,564,957
  *GeoEye, Inc............................................    24,236    760,283
  *Gibraltar Industries, Inc..............................   148,222  1,846,846
   Global Power Equipment Group, Inc......................     2,493     42,132
  *GP Strategies Corp.....................................    94,414  1,817,470
  #Granite Construction, Inc..............................   155,442  4,695,903
   Great Lakes Dredge & Dock Corp.........................   340,250  2,704,988
  *Greenbrier Cos., Inc...................................   116,098  2,021,266
   Griffon Corp...........................................   286,463  2,907,599
   H&E Equipment Services, Inc............................   148,540  2,260,779
   Hardinge, Inc..........................................    76,466    793,717
   Harsco Corp............................................    12,304    245,957
  *Hawaiian Holdings, Inc.................................   137,489    815,310
   Heidrick & Struggles International, Inc................    15,769    186,705
 #*Heritage-Crystal Clean, Inc............................       422      7,469
  *Hill International, Inc................................    97,657    331,057
  *Hudson Global, Inc.....................................   108,461    438,182
 #*Huntington Ingalls Industries, Inc.....................    16,595    703,296
  *Hurco Cos., Inc........................................    32,961    757,444
  *Huron Consulting Group, Inc............................     6,141    177,168
  *Hyster-Yale Materials Handling, Inc....................    24,251    996,231
  *Hyster-Yale Materials Handling, Inc. Class B...........    24,251    996,231
  *ICF International, Inc.................................    42,042    771,471
 #*InnerWorkings, Inc.....................................     2,888     41,645
  *Innovative Solutions & Support, Inc....................    11,934     51,316
   Insteel Industries, Inc................................    70,866    822,046
   International Shipholding Corp.........................    31,520    527,014
   Intersections, Inc.....................................    86,212    800,909
 #*JetBlue Airways Corp................................... 1,294,513  6,847,974
  *Kadant, Inc............................................    66,032  1,603,917
   Kaman Corp.............................................    18,603    692,032
 #*KAR Auction Services, Inc..............................    34,924    698,480
   Kaydon Corp............................................    39,653    886,641
   Kelly Services, Inc. Class A...........................   154,915  2,058,820

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
 Industrials -- (Continued)
   *Key Technology, Inc....................................  15,076 $   131,463
   *Kforce, Inc............................................   1,297      14,462
    Kimball International, Inc. Class B.................... 137,005   1,635,840
   *Korn/Ferry International...............................  72,263     967,602
  #*Kratos Defense & Security Solutions, Inc...............  20,229     111,462
    L.B. Foster Co. Class A................................  28,096     927,449
    L.S. Starrett Co. Class A (The)........................  17,861     204,866
    Lawson Products, Inc...................................  47,910     340,640
   *Layne Christensen Co...................................  89,579   1,996,716
   *LMI Aerospace, Inc.....................................  57,594   1,156,488
    LSI Industries, Inc.................................... 111,727     757,509
   *Lydall, Inc............................................ 112,638   1,454,157
   #Manpower, Inc..........................................  55,050   2,088,597
    Marten Transport, Ltd.................................. 162,595   3,008,008
   *Mastech Holdings, Inc..................................     407       2,015
    Matson, Inc............................................ 196,521   4,176,071
    McGrath RentCorp.......................................  61,139   1,605,510
   *Metalico, Inc.......................................... 280,268     596,971
    Met-Pro Corp...........................................  29,764     270,257
   *MFRI, Inc..............................................  51,844     285,142
   *Michael Baker Corp.....................................  10,853     245,386
    Miller Industries, Inc.................................  61,625     945,944
   *Mobile Mini, Inc....................................... 193,022   3,362,443
   *Moog, Inc. Class A.....................................  38,972   1,442,354
   *Moog, Inc. Class B.....................................   3,308     122,727
    Mueller Industries, Inc................................  78,555   3,440,709
    Mueller Water Products, Inc. Class A................... 498,324   2,596,268
    Multi-Color Corp.......................................  32,983     749,374
   *MYR Group, Inc.........................................  70,256   1,488,022
    National Presto Industries, Inc........................   1,068      79,406
   *National Technical Systems, Inc........................ 104,047     835,497
   *Navigant Consulting, Inc...............................  87,255     906,579
    NL Industries, Inc.....................................  37,233     378,660
   *NN, Inc................................................ 140,186   1,160,740
   *Northwest Pipe Co......................................  60,065   1,380,294
  #*Ocean Power Technologies, Inc..........................  51,668     128,137
   *On Assignment, Inc..................................... 187,749   3,582,251
   *Orbital Sciences Corp..................................   6,894      92,380
   *Orion Energy Systems, Inc..............................  31,142      51,073
   *Orion Marine Group, Inc................................  14,709      98,403
   *Oshkosh Corp...........................................  74,294   2,227,334
  #*Owens Corning, Inc..................................... 367,806  12,354,604
    P.A.M. Transportation Services, Inc....................  60,286     599,846
   *Pacer International, Inc...............................  58,238     208,492
   *Park-Ohio Holdings Corp................................   1,185      26,212
   *Patrick Industries, Inc................................   7,869     139,045
   *Patriot Transportation Holding, Inc....................  26,146     732,088
  #*PGT, Inc...............................................  17,258      74,555
   *Pike Electric Corp.....................................  97,984     892,634
   *Powell Industries, Inc.................................  11,704     465,585
   *PowerSecure International, Inc.........................  75,707     489,067
    Preformed Line Products Co.............................  20,440   1,101,103
    Providence & Worcester Railroad Co.....................  13,495     195,678
   *Quad/Graphics, Inc.....................................     902      16,534
    Quanex Building Products Corp..........................  13,125     259,481
   *Quanta Services, Inc................................... 347,012   8,998,021
   *RCM Technologies, Inc..................................  92,190     514,420
   *Republic Airways Holdings, Inc......................... 191,984     896,565
    Resources Connection, Inc..............................  32,101     396,126
   *Roadrunner Transportation Systems, Inc.................  24,609     428,935
    Robbins & Myers, Inc...................................  36,322   2,153,168

                                     1000

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Industrials -- (Continued)
 #*RR Donnelley & Sons Co.................................   1,049 $     10,511
  *Rush Enterprises, Inc. Class A......................... 206,243    3,918,617
 #*Rush Enterprises, Inc. Class B.........................  51,902      901,538
   Ryder System, Inc...................................... 233,530   10,536,874
  *Saia, Inc..............................................  97,694    2,207,884
   Schawk, Inc............................................ 130,073    1,605,101
  *Seaboard Corp..........................................   2,639    6,020,430
   SeaCube Container Leasing, Ltd.........................  13,470      249,464
  #Servotronics, Inc......................................   6,561       51,635
   SIFCO Industries, Inc..................................  14,049      235,321
   SkyWest, Inc........................................... 237,809    2,604,009
  *SL Industries, Inc.....................................  12,775      178,850
  *Sparton Corp...........................................  56,079      757,066
   Standard Register Co. (The)............................  84,080       53,811
   Standex International Corp.............................  74,287    3,435,031
  #Steelcase, Inc. Class A................................ 222,357    2,225,794
  *Sterling Construction Co., Inc.........................  39,400      350,660
  *Supreme Industries, Inc. Class A.......................  30,333      107,379
  *SYKES Enterprises, Inc.................................  50,783      691,664
   Sypris Solutions, Inc..................................  27,793      175,096
  #TAL International Group, Inc........................... 111,609    3,810,331
  *Tecumseh Products Co. Class A..........................  26,018      130,871
  *Tecumseh Products Co. Class B..........................   7,143       37,144
 #*Terex Corp............................................. 221,495    4,994,712
  *Tetra Tech, Inc........................................     900       23,346
  #Titan International, Inc...............................  49,700    1,042,706
  *Titan Machinery, Inc...................................  45,932    1,086,292
  *TMS International Corp. Class A........................     956       10,019
  *TRC Cos., Inc..........................................  84,024      605,813
  *Trimas Corp............................................ 144,863    3,633,164
   Trinity Industries, Inc................................ 277,414    8,677,510
   Triumph Group, Inc.....................................  80,380    5,258,460
 #*Tufco Technologies, Inc................................   2,746       12,659
  *Tutor Perini Corp...................................... 213,427    2,164,150
   Twin Disc, Inc.........................................  42,996      651,819
  *Ultralife Corp.........................................  40,258      123,592
   UniFirst Corp..........................................  54,384    3,783,495
   United Stationers, Inc.................................   1,300       37,726
   Universal Forest Products, Inc.........................  81,505    3,137,942
  *Universal Power Group, Inc.............................   5,390       11,642
  *Universal Security Instruments, Inc....................     793        3,489
   Universal Truckload Services, Inc......................  13,085      207,266
  #URS Corp............................................... 209,771    7,023,133
  *USA Truck, Inc.........................................  63,291      180,379
  *Versar, Inc............................................   1,000        3,760
   Viad Corp.............................................. 109,627    2,325,189
  *Virco Manufacturing Corp...............................  26,552       63,990
  *Volt Information Sciences, Inc.........................   2,400       16,800
   VSE Corp...............................................   1,807       42,736
   Watts Water Technologies, Inc. Class A................. 115,180    4,633,691
  *Willdan Group, Inc.....................................  16,551       25,323
  *Willis Lease Finance Corp..............................  36,581      520,182
 #*XPO Logistics, Inc.....................................   4,446       61,044
                                                                   ------------
Total Industrials.........................................          373,876,677
                                                                   ------------
Information Technology -- (10.3%)
  *Accelrys, Inc.......................................... 164,408    1,471,452
 #*Acxiom Corp............................................  10,949      199,819
  *Advanced Energy Industries, Inc........................  52,822      623,828
  *Aetrium, Inc...........................................   1,880        1,203
  *Agilysys, Inc.......................................... 117,956      963,701

                                     1001

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
  *Alpha & Omega Semiconductor, Ltd........................  16,887 $   143,877
   American Software, Inc. Class A.........................  24,635     201,761
 #*Amkor Technology, Inc................................... 101,357     437,862
 #*Amtech Systems, Inc.....................................  47,501     152,953
  *ANADIGICS, Inc.......................................... 290,487     424,111
  *Analysts International Corp.............................  15,261      55,703
  *Anaren, Inc............................................. 110,002   1,983,336
 #*AOL, Inc................................................ 205,550   7,056,531
  *Applied Micro Circuits Corp.............................  84,807     491,881
 #*Arris Group, Inc........................................ 446,020   6,128,315
 #*Arrow Electronics, Inc.................................. 351,633  12,388,031
   Astro-Med, Inc..........................................  19,318     158,987
  *ATMI, Inc............................................... 124,492   2,458,717
  *Aviat Networks, Inc..................................... 149,285     340,370
  *Avid Technology, Inc.................................... 147,998     868,748
 #*Avnet, Inc.............................................. 258,322   7,400,925
  #AVX Corp................................................  89,393     879,627
   Aware, Inc..............................................  44,623     271,754
  *Axcelis Technologies, Inc............................... 181,492     166,337
  *AXT, Inc................................................ 170,997     548,900
   Bel Fuse, Inc. Class A..................................  11,057     169,172
   Bel Fuse, Inc. Class B..................................  48,330     800,345
  *Benchmark Electronics, Inc.............................. 259,534   3,846,294
   Black Box Corp..........................................  89,308   1,957,631
  *Blucora, Inc............................................ 190,556   3,344,258
 #*BroadVision, Inc........................................  19,245     152,805
  *Brocade Communications Systems, Inc..................... 596,259   3,160,173
   Brooks Automation, Inc..................................  78,058     563,579
  *Bsquare Corp............................................  33,534      98,925
  *BTU International, Inc..................................   7,174      13,989
   Cabot Microelectronics Corp.............................   6,084     181,303
 #*CACI International, Inc. Class A........................ 127,408   6,425,185
 #*Calix, Inc..............................................   2,435      16,193
  *Cascade Microtech, Inc..................................  70,739     371,380
  *Checkpoint Systems, Inc................................. 116,565     946,508
  *CIBER, Inc.............................................. 361,700   1,128,504
  *Coherent, Inc...........................................  11,994     547,526
   Cohu, Inc............................................... 137,726   1,211,989
 .#*Commerce One LLC.......................................     110          --
   Communications Systems, Inc.............................  41,462     429,546
  #Computer Sciences Corp..................................  46,973   1,430,328
   Comtech Telecommunications Corp.........................  97,632   2,457,397
   Concurrent Computer Corp................................  35,360     184,933
   Convergys Corp.......................................... 551,669   9,273,556
 #*CoreLogic, Inc.......................................... 185,449   4,413,686
  *Cray, Inc...............................................  66,170     805,289
 #*Cree, Inc............................................... 145,790   4,421,811
  *CSG Systems International, Inc..........................  45,289     933,406
   CSP, Inc................................................   4,766      23,973
   CTS Corp................................................ 186,239   1,542,059
  *CyberOptics Corp........................................  72,104     540,780
  *Cymer, Inc..............................................   4,800     382,512
   Daktronics, Inc.........................................  14,204     124,569
  *Datalink Corp...........................................  26,340     214,408
  *Dataram Corp............................................  20,111      11,664
 #*DealerTrack Holdings, Inc...............................   3,100      84,723
  *Demand Media, Inc.......................................     154       1,314
  *Digi International, Inc................................. 136,084   1,281,911
  *Digital River, Inc......................................  21,371     306,460
  *Ditech Networks, Inc.................................... 196,892     281,556
  *Dot Hill Systems Corp...................................  28,621      27,762

                                     1002

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
  *DSP Group, Inc.......................................... 119,409 $   656,749
  *Dynamics Research Corp..................................  47,930     309,148
   EarthLink, Inc.......................................... 483,446   3,065,048
  *EchoStar Corp. Class A.................................. 130,677   4,150,302
  *Edgewater Technology, Inc...............................  75,244     261,849
   Electro Rent Corp....................................... 121,041   1,902,765
   Electro Scientific Industries, Inc...................... 161,087   1,720,409
  *Electronics for Imaging, Inc............................ 199,356   3,460,820
 #*EMCORE Corp.............................................  46,006     213,928
  *Emulex Corp............................................. 233,819   1,627,380
  *Entegris, Inc...........................................  13,846     113,676
 #*Entropic Communications, Inc............................  62,665     301,419
   EPIQ Systems, Inc....................................... 139,749   1,706,335
  *ePlus, Inc..............................................  41,062   1,468,788
  *Euronet Worldwide, Inc..................................  82,212   1,668,081
  *Exar Corp............................................... 221,918   1,897,399
  *Extreme Networks........................................ 346,305   1,128,954
  *Fabrinet................................................   6,373      61,372
  *Fairchild Semiconductor International, Inc.............. 290,003   3,410,435
 #*First Solar, Inc........................................   9,697     235,734
  *FormFactor, Inc.........................................  68,373     311,781
  *Frequency Electronics, Inc..............................  28,958     242,958
  *GigOptix, Inc...........................................  10,692      18,390
  *Global Cash Access Holdings, Inc........................  26,527     187,015
  *Globecomm Systems, Inc.................................. 114,392   1,241,153
  *GSE Systems, Inc........................................  56,149     100,507
  *GSI Group, Inc..........................................  21,795     169,347
  *GSI Technology, Inc..................................... 103,525     578,705
  *Hackett Group, Inc. (The)............................... 218,481     849,891
  *Harmonic, Inc........................................... 204,726     888,511
 #*Hutchinson Technology, Inc..............................  74,698     104,577
  *I.D. Systems, Inc.......................................  60,384     317,016
   IAC/InterActiveCorp..................................... 254,127  12,287,040
  *Identive Group, Inc..................................... 107,678     129,214
  *IEC Electronics Corp....................................   1,401      10,115
  *iGo, Inc................................................  15,336       3,987
  *Ikanos Communications, Inc..............................  13,661      18,989
  *Imation Corp............................................ 116,292     531,454
 #*Ingram Micro, Inc. Class A.............................. 553,452   8,412,470
  *Innodata, Inc...........................................     600       2,154
  *Insight Enterprises, Inc................................ 129,087   2,087,337
  *Integrated Device Technology, Inc....................... 371,575   2,021,368
  *Integrated Silicon Solution, Inc........................ 139,849   1,195,709
  *Intermec, Inc...........................................  19,389     131,457
  *Internap Network Services Corp.......................... 258,860   1,773,191
 #*International Rectifier Corp............................ 171,234   2,652,415
  *Interphase Corp.........................................  36,892      78,949
   Intersil Corp. Class A.................................. 411,155   2,898,643
  *Intevac, Inc............................................ 114,179     570,895
  *IntraLinks Holdings, Inc................................   4,510      25,211
  *IntriCon Corp...........................................  13,375      65,939
  *Itron, Inc..............................................   4,340     178,200
  *IXYS Corp............................................... 110,041   1,047,590
  *JDA Software Group, Inc.................................   4,025     153,514
  *Kemet Corp..............................................  53,152     241,310
  *Key Tronic Corp.........................................  57,334     650,741
   Keynote Systems, Inc....................................  95,505   1,364,766
 #*KIT Digital, Inc........................................ 141,414     393,131
  *Kopin Corp.............................................. 237,250     892,060
  *Kulicke & Soffa Industries, Inc......................... 105,247   1,079,834
  *KVH Industries, Inc.....................................  24,703     341,395

                                     1003

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Lattice Semiconductor Corp............................... 250,599 $  972,324
  *LGL Group, Inc. (The)....................................   9,533     58,342
  *Limelight Networks, Inc.................................. 155,330    327,746
  *LoJack Corp..............................................   4,881     11,129
  *LookSmart, Ltd...........................................  97,045     79,577
   Loral Space & Communications, Inc........................  49,041  3,857,565
  *LTX-Credence Corp........................................  41,581    231,606
   ManTech International Corp. Class A......................  73,769  1,694,474
   Marchex, Inc. Class B....................................  91,998    376,272
  *Market Leader, Inc.......................................  64,356    437,621
  *Mattson Technology, Inc..................................  40,655     36,488
  *MaxLinear, Inc. Class A..................................   1,934     10,985
  *Measurement Specialties, Inc.............................  47,749  1,557,095
 #*MEMC Electronic Materials, Inc...........................  30,600     77,112
  *MEMSIC, Inc..............................................  24,996     43,743
  *Mentor Graphics Corp.....................................   3,200     49,664
  *Mercury Computer Systems, Inc............................  91,672    751,252
   Methode Electronics, Inc................................. 142,750  1,444,630
  *Microsemi Corp...........................................  10,800    207,360
   MKS Instruments, Inc..................................... 136,762  3,231,686
  *ModusLink Global Solutions, Inc.......................... 205,727    602,780
 #*Monster Worldwide, Inc...................................  97,544    606,724
  *MoSys, Inc...............................................  26,114    105,501
  *Multi-Fineline Electronix, Inc...........................  18,431    389,631
  *Nanometrics, Inc.........................................  25,318    348,376
  *NAPCO Security Technologies, Inc.........................   2,643      8,907
  *NeoPhotonics Corp........................................     131        688
 #*NETGEAR, Inc.............................................   5,600    198,856
  *Newport Corp............................................. 148,459  1,606,326
  *Novatel Wireless, Inc.................................... 110,893    182,973
 #*NumereX Corp. Class A....................................     231      2,652
 #*Oclaro, Inc.............................................. 187,230    368,843
  *Official Payments Holdings, Inc.......................... 192,013    981,186
 #*OmniVision Technologies, Inc............................. 165,740  2,370,082
  *Online Resources Corp....................................  66,461    191,408
  *Oplink Communications, Inc............................... 101,264  1,504,783
   Optical Cable Corp.......................................  59,643    251,693
 #*OSI Systems, Inc.........................................  43,200  3,423,600
  *PAR Technology Corp......................................  71,852    384,408
   PC Connection, Inc....................................... 232,056  2,387,856
  *PC Mall, Inc............................................. 112,274    714,063
   PC-Tel, Inc.............................................. 102,769    670,054
  *Perceptron, Inc..........................................  78,740    415,747
  *Perficient, Inc..........................................  47,676    542,076
  *Performance Technologies, Inc............................  67,536     80,368
  *Pericom Semiconductor Corp............................... 212,474  1,642,424
  *Pervasive Software, Inc.................................. 202,754  1,739,629
  *Photronics, Inc.......................................... 257,447  1,258,916
  *Planar Systems, Inc......................................  52,408     69,179
  *PLX Technology, Inc......................................  96,598    418,269
  *PMC-Sierra, Inc.......................................... 369,980  1,731,506
 #*Power-One, Inc...........................................  28,403    114,464
  *Presstek, Inc............................................  18,823      9,317
   QAD, Inc. Class A........................................       2         24
   QAD, Inc. Class B........................................     465      5,580
  *Qualstar Corp............................................ 101,200    140,668
  *QuinStreet, Inc..........................................   3,332     20,392
  *Radisys Corp............................................. 102,598    291,378
  *RealNetworks, Inc........................................ 165,520  1,252,986
  *Reis, Inc................................................  48,098    562,506
   RF Industries, Ltd.......................................  21,697     95,684

                                     1004

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Information Technology -- (Continued)
   Richardson Electronics, Ltd............................  77,225 $    899,671
   Rimage Corp............................................  17,186      102,772
  *Rofin-Sinar Technologies, Inc..........................   8,909      162,233
 #*Rosetta Stone, Inc.....................................   7,164       83,890
 #*Rubicon Technology, Inc................................  18,192      158,088
  *Rudolph Technologies, Inc.............................. 151,289    1,438,758
  *Sanmina-SCI Corp....................................... 169,589    1,507,646
  *ScanSource, Inc........................................     600       17,550
  *SeaChange International, Inc........................... 223,184    2,019,815
  *Selectica, Inc.........................................   1,891       10,268
  *Sigma Designs, Inc..................................... 150,703      895,176
 #*Silicon Graphics International Corp....................   2,251       17,378
  *Silicon Image, Inc.....................................  70,735      311,234
  *Smith Micro Software, Inc..............................   7,100        8,875
  *SMTC Corp..............................................  15,394       43,103
  *Sonus Networks, Inc.................................... 321,381      597,769
  *Soundbite Communications, Inc..........................   6,992       16,431
  *Spansion, Inc. Class A.................................  10,844      120,260
 #*SS&C Technologies Holdings, Inc........................   5,786      139,038
  *StarTek, Inc...........................................  84,732      245,723
 #*STEC, Inc..............................................  86,398      507,156
 #*SunPower Corp..........................................  63,103      271,974
  *Supertex, Inc..........................................  16,571      316,672
  *Support.com, Inc....................................... 203,710      945,214
  *Sycamore Networks, Inc................................. 148,714      859,567
  *Symmetricom, Inc....................................... 266,953    1,641,761
  *SYNNEX Corp............................................ 183,505    5,943,727
  *Tech Data Corp......................................... 162,918    7,218,897
  *TechTarget, Inc........................................ 110,603      528,682
  *TeleCommunication Systems, Inc. Class A................ 184,097      390,286
   Tellabs, Inc........................................... 308,838      901,807
   Telular Corp...........................................  81,726      816,443
   Tessco Technologies, Inc...............................  36,992      769,434
   Tessera Technologies, Inc.............................. 133,072    1,885,630
   TheStreet, Inc......................................... 179,756      291,205
  *TriQuint Semiconductor, Inc............................ 579,170    2,722,099
  *TSR, Inc...............................................   4,582       19,474
  *TTM Technologies, Inc.................................. 326,719    2,940,471
  *Ultra Clean Holdings...................................  17,907       82,909
   United Online, Inc..................................... 375,684    2,013,666
  *UTStarcom Holdings Corp................................ 200,630      198,624
 #*Veeco Instruments, Inc.................................   6,045      185,582
  *Viasystems Group, Inc..................................     871       13,335
  *Vicon Industries, Inc..................................  36,465      107,572
  *Video Display Corp.....................................  10,671       37,989
  *Virtusa Corp........................................... 322,122    5,527,614
 #*Vishay Intertechnology, Inc............................ 370,252    3,065,687
  *Vishay Precision Group, Inc............................  21,916      286,004
   Wayside Technology Group, Inc..........................     518        6,413
  *Web.com Group, Inc.....................................  37,601      593,344
  *Westell Technologies, Inc. Class A.....................  42,310       86,312
  *WPCS International, Inc................................  12,639        6,446
  *XO Group, Inc..........................................  37,192      299,396
   Xyratex, Ltd...........................................  74,843      618,952
  *Zygo Corp..............................................  73,990    1,377,694
                                                                   ------------
Total Information Technology..............................          270,960,541
                                                                   ------------
Materials -- (8.3%)
   A. Schulman, Inc....................................... 174,907    4,488,114
 #*A.M. Castle & Co....................................... 129,401    1,572,222
  *AEP Industries, Inc....................................     328       20,969

                                     1005

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Materials -- (Continued)
  *American Biltrite, Inc..................................      43 $    21,500
  *American Pacific Corp...................................  38,017     502,585
   American Vanguard Corp..................................   7,000     250,110
  *Arabian American Development Co.........................     350       2,989
   Ashland, Inc............................................ 210,546  14,980,348
   Boise, Inc.............................................. 487,961   4,093,993
   Buckeye Technologies, Inc............................... 172,966   4,531,709
   Cabot Corp..............................................  72,726   2,600,682
  *Century Aluminum Co..................................... 383,726   2,743,641
   Chase Corp..............................................  17,533     323,133
  *Chemtura Corp...........................................  72,966   1,162,348
  *Coeur d'Alene Mines Corp................................ 272,130   8,411,538
   Commercial Metals Co.................................... 363,461   5,001,223
  *Continental Materials Corp..............................   1,419      17,333
  *Core Molding Technologies, Inc..........................  23,022     161,614
   Cytec Industries, Inc...................................  73,088   5,029,916
  #Domtar Corp............................................. 123,167   9,822,568
  *Ferro Corp..............................................  77,087     202,739
   Friedman Industries, Inc................................  53,141     570,203
   FutureFuel Corp.........................................   4,643      54,741
   Georgia Gulf Corp.......................................  74,378   2,632,237
  *Graphic Packaging Holding Co............................ 772,507   4,573,241
   H.B. Fuller Co..........................................   5,681     172,702
   Haynes International, Inc...............................  18,879     956,788
  *Headwaters, Inc......................................... 273,412   1,965,832
   Hecla Mining Co......................................... 109,691     721,767
  *Horsehead Holding Corp.................................. 168,234   1,522,518
  #Huntsman Corp........................................... 346,468   5,210,879
  *Innospec, Inc...........................................   5,113     165,559
   Kaiser Aluminum Corp....................................  92,915   5,628,791
  *KapStone Paper & Packaging Corp......................... 189,352   4,160,063
   KMG Chemicals, Inc......................................   9,004     153,788
  *Kraton Performance Polymers, Inc........................     250       5,455
  *Landec Corp............................................. 128,844   1,394,092
 #*Louisiana-Pacific Corp.................................. 670,853  10,592,769
   Materion Corp...........................................  88,670   1,857,636
   MeadWestvaco Corp....................................... 391,872  11,634,680
  *Mercer International, Inc............................... 186,841   1,306,019
  *Metals USA Holdings Corp................................   3,161      46,087
   Minerals Technologies, Inc..............................  53,028   3,799,986
  *Mod-Pac Corp............................................  17,773     119,257
   Myers Industries, Inc................................... 180,201   2,672,381
   Neenah Paper, Inc.......................................  57,433   1,487,515
   Noranda Aluminum Holding Corp...........................  12,983      79,586
  *Northern Technologies International Corp................  20,514     227,911
   Olympic Steel, Inc......................................  76,274   1,372,932
  *OM Group, Inc........................................... 173,900   3,517,997
  *Omnova Solutions, Inc...................................  21,629     169,571
   P.H. Glatfelter Co...................................... 220,312   3,923,757
  *Penford Corp............................................  59,938     461,523
   PolyOne Corp............................................ 244,353   4,625,602
   Quaker Chemical Corp....................................  43,560   2,308,244
   Reliance Steel & Aluminum Co............................ 200,657  10,903,701
   Rock-Tenn Co. Class A................................... 149,967  10,976,085
  *RTI International Metals, Inc........................... 147,957   3,371,940
   Schnitzer Steel Industries, Inc. Class A................  90,669   2,584,973
   Sealed Air Corp......................................... 142,949   2,318,633
  *Spartech Corp........................................... 128,911   1,103,478
  #Steel Dynamics, Inc..................................... 147,220   1,862,333
 #*Stillwater Mining Co....................................  35,728     371,928
  *SunCoke Energy, Inc..................................... 105,516   1,695,642

                                     1006

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        Shares       Value+
                                                       --------- --------------
Materials -- (Continued)
   Synalloy Corp......................................    27,564 $      379,556
 #*Texas Industries, Inc..............................    86,140      3,715,218
   Tredegar Corp......................................   169,916      2,883,475
  *United States Lime & Minerals, Inc.................     2,342        102,603
  #United States Steel Corp...........................   168,103      3,427,620
  *Universal Stainless & Alloy Products, Inc..........    44,949      1,546,246
   Vulcan Materials Co................................   167,005      7,677,220
   Wausau Paper Corp..................................   194,007      1,604,438
   Westlake Chemical Corp.............................   142,636     10,848,894
   Worthington Industries, Inc........................   192,945      4,171,471
   Zep, Inc...........................................     1,900         27,227
 #*Zoltek Cos., Inc...................................   157,795      1,080,896
                                                                 --------------
Total Materials.......................................              218,686,960
                                                                 --------------
Other -- (0.0%)
 .*Allen Organ Co. Escrow Shares......................       400             --
 .*Gerber Scientific, Inc. Escrow Shares..............   182,700             --
 .*Petrocorp, Inc. Escrow Shares......................     4,900            294
 .*Price Communications Liquidation Trust.............   262,880             --
                                                                 --------------
Total Other...........................................                      294
                                                                 --------------
Telecommunication Services -- (0.6%)
   Atlantic Tele-Network, Inc.........................     2,790        115,618
  *Cbeyond, Inc.......................................     4,812         36,860
   Consolidated Communications Holdings, Inc..........     5,928         91,528
  #Frontier Communications Corp.......................    55,026        259,723
  *General Communications, Inc. Class A...............   156,234      1,365,485
  *Hawaiian Telcom Holdco, Inc........................       580          9,901
   HickoryTech Corp...................................    43,317        461,326
   IDT Corp. Class B..................................    24,108        243,973
 #*Iridium Communications, Inc........................   145,080      1,072,141
 #*Leap Wireless International, Inc...................   106,992        571,337
 #*MetroPCS Communications, Inc.......................    44,693        456,316
  *Neutral Tandem, Inc................................    19,899         91,933
  *ORBCOMM, Inc.......................................    85,616        299,656
  *Premiere Global Services, Inc......................    71,808        610,368
   Primus Telecommunications Group, Inc...............    15,347        224,527
   Shenandoah Telecommunications Co...................     1,000         15,720
  #Telephone & Data Systems, Inc......................   274,975      6,838,628
 #*United States Cellular Corp........................    48,815      1,805,667
   USA Mobility, Inc..................................    32,571        359,910
   Warwick Valley Telephone Co........................    13,102        172,160
                                                                 --------------
Total Telecommunication Services......................               15,102,777
                                                                 --------------
Utilities -- (0.4%)
   Consolidated Water Co., Ltd........................    12,253         96,186
 #*Dynegy, Inc........................................       461          8,621
   Genie Energy, Ltd. Class B.........................    59,779        419,051
  *GenOn Energy, Inc.................................. 1,739,945      4,471,659
  #NRG Energy, Inc....................................   123,368      2,659,814
  #Ormat Technologies, Inc............................    33,358        634,803
   SJW Corp...........................................    43,990      1,066,318
  *Synthesis Energy Systems, Inc......................    39,547         51,016
   UGI Corp...........................................    41,567      1,342,198
                                                                 --------------
Total Utilities.......................................               10,749,666
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,369,198,161
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc..................................       186         13,082
                                                                 --------------

                                     1007

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                      Shares        Value+
                                                    ----------- --------------
RIGHTS/WARRANTS -- (0.0%)
 .*Camco Financial Corp. Rights 11/01/12...........      16,833 $        1,683
  *Capital Bank Financial Corp. Contingent Value
    Rights.........................................     120,522         26,515
 .*CVR Energy, Inc. Contingent Value Rights........     315,268             --
  *Dynegy, Inc.....................................       7,196         11,658
..#*PhotoMedex, Inc. Contingent Value Warrants......         126             --
                                                                --------------
TOTAL RIGHTS/WARRANTS..............................                     39,856
                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares..........................   8,857,353      8,857,353
                                                                --------------

                                                      Shares/
                                                       Face
                                                      Amount
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@DFA Short Term Investment Fund.................  22,132,499    256,073,011
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $696,137
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $698,232) to be repurchased at
     $675,850...................................... $       676        675,844
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                256,748,855
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,130,713,058)............................             $2,634,857,307
                                                                ==============

                                     1008

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Shares    Value+
                                                             ------- ----------
COMMON STOCKS -- (84.9%)
Consumer Discretionary -- (14.1%)
  *1-800-FLOWERS.COM, Inc. Class A..........................  68,093 $  247,178
   A.H. Belo Corp. Class A..................................  46,600    233,000
  #Aaron's, Inc.............................................   6,963    214,669
  *Aeropostale, Inc.........................................  86,100  1,028,895
  *AFC Enterprises, Inc.....................................  45,337  1,147,933
  *ALCO Stores, Inc.........................................   1,500     14,880
   Ambassadors Group, Inc...................................  28,647    146,673
   Amcon Distributing Co....................................     300     18,894
  #American Greetings Corp. Class A.........................  38,825    666,625
 #*American Public Education, Inc...........................   5,700    207,651
  *America's Car-Mart, Inc..................................  25,524  1,068,435
   Ameristar Casinos, Inc...................................  37,857    690,890
  *ANN, Inc.................................................  51,700  1,817,772
   Arbitron, Inc............................................  20,400    741,744
  *Arctic Cat, Inc..........................................  28,530  1,034,783
   Ark Restaurants Corp.....................................   5,609     94,680
  *Asbury Automotive Group, Inc.............................  46,541  1,476,281
 #*Ascena Retail Group, Inc.................................  52,390  1,037,322
  *Ascent Capital Group, Inc. Class A.......................  17,613  1,047,093
  *Ballantyne Strong, Inc...................................  38,851    156,570
 #*Bally Technologies, Inc..................................  18,129    905,000
 #*Barnes & Noble, Inc......................................  74,850  1,260,474
   Bassett Furniture Industries, Inc........................  26,661    305,802
  *Beasley Broadcast Group, Inc. Class A....................  20,332     98,814
 #*Beazer Homes USA, Inc....................................  35,040    577,810
   bebe stores, Inc......................................... 146,287    592,462
   Belo Corp. Class A.......................................  86,357    645,950
   Big 5 Sporting Goods Corp................................  31,241    278,982
  *Biglari Holdings, Inc....................................   2,860  1,011,325
 #*BJ's Restaurants, Inc....................................  36,853  1,217,992
  *Blue Nile, Inc...........................................   9,683    365,727
  *Bluegreen Corp...........................................  77,510    459,634
  #Blyth, Inc...............................................  38,596    881,533
  #Bob Evans Farms, Inc.....................................  44,644  1,699,597
  *Body Central Corp........................................  22,473    224,505
  #Bon-Ton Stores, Inc. (The)...............................  33,773    414,732
 #*Books-A-Million, Inc.....................................  28,867     85,158
   Bowl America, Inc. Class A...............................   1,400     17,885
 #*Boyd Gaming Corp.........................................  69,502    428,827
  *Bravo Brio Restaurant Group, Inc.........................  31,583    416,896
 #*Bridgepoint Education, Inc...............................  25,871    258,710
   Brown Shoe Co., Inc......................................  82,638  1,304,028
   Brunswick Corp...........................................  30,204    712,512
  #Buckle, Inc. (The).......................................   6,224    281,138
 #*Buffalo Wild Wings, Inc..................................  19,661  1,493,253
  *Build-A-Bear Workshop, Inc...............................  39,037    140,143
 #*Cabela's, Inc............................................  79,425  3,559,034
  *Cache, Inc...............................................  26,675     73,356
   Callaway Golf Co......................................... 153,551    838,388
  *Cambium Learning Group, Inc..............................  47,089     42,851
   Canterbury Park Holding Corp.............................   7,639     76,772
  *Capella Education Co.....................................  10,788    336,801
  *Caribou Coffee Co., Inc..................................  48,641    582,233
  *Carmike Cinemas, Inc.....................................  22,051    300,335
   Carriage Services, Inc...................................  46,003    489,012
  *Carrols Restaurant Group, Inc............................  61,109    392,320
 #*Carter's, Inc............................................  23,400  1,265,004
  *Casual Male Retail Group, Inc............................ 114,584    442,294

                                     1009

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Cato Corp. Class A (The).................................  35,553 $1,008,994
  *Cavco Industries, Inc....................................  15,402    744,533
   CEC Entertainment, Inc...................................  19,400    601,400
  *Charles & Colvard, Ltd...................................   7,705     30,743
  #Cheesecake Factory, Inc. (The)...........................  55,611  1,838,500
   Cherokee, Inc............................................  16,547    238,442
 #*Children's Place Retail Stores, Inc. (The)...............  29,165  1,704,111
  #Choice Hotels International, Inc.........................   6,366    199,192
   Christopher & Banks Corp.................................  37,662    117,505
   Churchill Downs, Inc.....................................  21,185  1,384,016
  *Citi Trends, Inc.........................................  25,734    316,014
  *Cobra Electronics Corp...................................   2,099     10,243
 #*Coinstar, Inc............................................   8,800    413,072
 #*Coldwater Creek, Inc.....................................   5,024     20,850
   Collectors Universe, Inc.................................  20,036    240,432
   Columbia Sportswear Co...................................   1,441     81,272
 #*Conn's, Inc..............................................  78,720  1,993,978
  #Cooper Tire & Rubber Co..................................  59,616  1,200,070
   Core-Mark Holding Co., Inc...............................  30,244  1,447,780
  *Corinthian Colleges, Inc................................. 195,882    534,758
   Cracker Barrel Old Country Store, Inc....................  24,607  1,566,236
  *Crocs, Inc...............................................  92,600  1,166,760
 #*Crown Media Holdings, Inc. Class A.......................  86,408    150,350
   CSS Industries, Inc......................................  20,525    412,552
  #CTC Media, Inc...........................................  52,864    443,529
   Culp, Inc................................................  35,956    454,484
  *Cumulus Media, Inc. Class A..............................  71,904    176,884
  *Cybex International, Inc.................................  16,138     39,861
 #*Deckers Outdoor Corp.....................................   6,695    191,678
  *dELiA*s, Inc.............................................  21,097     27,848
  *Delta Apparel, Inc.......................................   5,459     82,649
   Destination Maternity Corp...............................  30,375    575,910
  *Dial Global, Inc.........................................  19,060     46,506
 #*Digital Generation, Inc..................................  60,640    563,952
  #Dillard's, Inc. Class A..................................  51,751  3,984,827
 #*DineEquity, Inc..........................................  22,844  1,432,319
  *Dixie Group, Inc. (The)..................................  15,145     59,974
   Domino's Pizza, Inc......................................  54,821  2,226,829
 #*Dorman Products, Inc.....................................  58,084  1,774,466
   Dover Downs Gaming & Entertainment, Inc..................  26,221     62,406
  *Dover Motorsports, Inc...................................  27,257     40,340
 #*DreamWorks Animation SKG, Inc. Class A...................  41,851    852,505
  *Drew Industries, Inc.....................................  44,007  1,393,702
  #DSW, Inc. Class A........................................  38,341  2,399,763
  *E.W. Scripps Co. Class A (The)........................... 100,095  1,062,008
   Educational Development Corp.............................   2,842     11,254
   Einstein Noah Restaurant Group, Inc......................  30,560    471,541
  *Emerson Radio Corp.......................................  37,654     64,012
 #*Entercom Communications Corp. Class A....................  40,881    266,135
  *Entertainment Gaming Asia, Inc...........................   3,555      8,887
   Entravision Communications Corp. Class A.................  33,825     45,664
   Escalade, Inc............................................   8,906     46,311
  #Ethan Allen Interiors, Inc...............................  39,716  1,168,048
  *Exide Technologies.......................................  63,869    194,800
  *Famous Dave's of America, Inc............................  19,657    154,897
  *Federal-Mogul Corp.......................................   5,386     40,610
  *Fiesta Restaurant Group, Inc.............................  48,824    645,453
   Finish Line, Inc. Class A (The)..........................  96,347  2,004,499
  *Fisher Communications, Inc...............................  18,137    457,778
  *Flanigan's Enterprises, Inc..............................   1,877     13,758
   Flexsteel Industries, Inc................................   4,929     99,221

                                     1010

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Fred's, Inc. Class A.....................................  84,454 $1,144,352
   Frisch's Restaurants, Inc................................   5,471     97,821
  *Fuel Systems Solutions, Inc..............................  36,926    600,786
  *Full House Resorts, Inc..................................  43,994    138,581
  *Furniture Brands International, Inc......................  48,364     73,513
  *Gaiam, Inc. Class A......................................  32,505    106,941
   Gaming Partners International Corp.......................  20,256    126,600
  *Geeknet, Inc.............................................   7,436    135,112
  *Genesco, Inc.............................................  36,236  2,076,323
  *Gentherm, Inc............................................  38,322    460,630
  *G-III Apparel Group, Ltd.................................  41,439  1,531,585
  *Gordmans Stores, Inc.....................................  15,790    237,797
  *Grand Canyon Education, Inc..............................  35,116    764,124
  *Gray Television, Inc..................................... 122,169    260,220
  *Gray Television, Inc. Class A............................     912      1,924
  #Group 1 Automotive, Inc..................................  35,286  2,188,085
  *Hallwood Group, Inc. (The)...............................   1,645     10,610
   Harte-Hanks, Inc.........................................  86,335    480,886
  *Hastings Entertainment, Inc..............................   4,292      8,584
   Haverty Furniture Cos., Inc..............................  43,931    659,404
   Haverty Furniture Cos., Inc. Class A.....................     457      6,823
  *Helen of Troy, Ltd.......................................  45,191  1,365,672
 #*hhgregg, Inc.............................................  59,443    359,036
 #*Hibbett Sports, Inc......................................  24,729  1,335,119
   Hillenbrand, Inc.........................................  39,477    808,094
  *Hollywood Media Corp.....................................  26,966     35,865
   Hooker Furniture Corp....................................  25,088    342,200
   Hot Topic, Inc........................................... 111,042    954,961
  #HSN, Inc.................................................   3,000    156,060
  *Iconix Brand Group, Inc.................................. 102,033  1,888,631
   International Speedway Corp. Class A.....................  42,546  1,084,923
   Interval Leisure Group, Inc..............................  48,477    923,972
 #*iRobot Corp..............................................  15,398    276,702
  *Isle of Capri Casinos, Inc...............................  62,305    378,814
 #*ITT Educational Services, Inc............................   8,500    182,665
 #*Jack in the Box, Inc.....................................  42,100  1,095,021
   JAKKS Pacific, Inc.......................................  36,577    472,209
   Jarden Corp..............................................   4,215    209,907
  *Johnson Outdoors, Inc. Class A...........................  16,903    329,778
   Jones Group, Inc. (The).................................. 101,441  1,198,018
 #*Jos. A. Bank Clothiers, Inc..............................  37,838  1,770,440
  *Journal Communications, Inc. Class A.....................  99,041    555,620
 #*K12, Inc.................................................  25,901    530,193
   KB Home..................................................  41,700    666,366
  *Kid Brands, Inc..........................................  34,149     61,810
  *Kirkland's, Inc..........................................  46,173    442,799
  *Kona Grill, Inc..........................................   8,487     76,553
   Koss Corp................................................   8,015     41,197
  *Krispy Kreme Doughnuts, Inc.............................. 137,728  1,023,319
 #*K-Swiss, Inc. Class A....................................  37,740     86,047
  *Lakeland Industries, Inc.................................  10,138     61,842
  *La-Z-Boy, Inc............................................ 116,492  1,889,500
  *LeapFrog Enterprises, Inc................................ 101,530    897,525
  *Learning Tree International, Inc.........................  29,551    170,214
  *Lee Enterprises, Inc.....................................  38,034     56,290
  *Libbey, Inc..............................................  36,373    652,895
 #*Life Time Fitness, Inc...................................  30,531  1,370,537
   Lifetime Brands, Inc.....................................  27,625    306,638
  *LIN TV Corp. Class A.....................................  64,593    362,367
   Lincoln Educational Services Corp........................  30,135    111,801
   Lithia Motors, Inc. Class A..............................  51,735  1,769,337

                                     1011

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
 #*Live Nation Entertainment, Inc...........................  65,727 $  601,402
  *Luby's, Inc..............................................  65,770    420,270
  *Lumber Liquidators Holdings, Inc.........................  29,224  1,631,284
  *M/I Homes, Inc...........................................  45,062  1,002,630
   Mac-Gray Corp............................................  32,445    421,785
  *Madison Square Garden Co. Class A (The)..................  22,099    909,595
  *Maidenform Brands, Inc...................................  46,909    877,667
   Marcus Corp..............................................  45,652    497,607
   Marine Products Corp.....................................  57,093    338,561
  *MarineMax, Inc...........................................  55,692    458,345
 #*Martha Stewart Living Omnimedia Class A..................  71,778    207,438
   Matthews International Corp. Class A.....................  25,688    739,044
 #*McClatchy Co. Class A (The)..............................  63,343    180,528
   MDC Holdings, Inc........................................  40,167  1,535,986
 #*Media General, Inc. Class A..............................  45,073    189,307
   Men's Wearhouse, Inc. (The)..............................  68,501  2,246,148
  #Meredith Corp............................................  33,176  1,110,401
 #*Meritage Homes Corp......................................  43,549  1,610,442
  *Modine Manufacturing Co..................................  44,282    301,118
  *Monarch Casino & Resort, Inc.............................  36,281    330,883
  #Monro Muffler Brake, Inc.................................  32,229  1,093,208
  *Morgans Hotel Group Co...................................     472      3,044
 #*Motorcar Parts of America, Inc...........................  28,642    134,617
   Movado Group, Inc........................................  45,116  1,429,726
  *MTR Gaming Group, Inc....................................  15,246     53,209
  *Multimedia Games Holding Co., Inc........................  35,732    568,139
   NACCO Industries, Inc. Class A...........................  14,400    729,216
  *Nathan's Famous, Inc.....................................  14,980    415,096
   National CineMedia, Inc..................................  65,980  1,020,051
  *Nautilus, Inc............................................  79,994    224,783
  *Navarre Corp.............................................  73,810    124,739
  *New Frontier Media, Inc..................................  23,829     48,135
  *New York & Co., Inc...................................... 133,063    448,422
 #*New York Times Co. Class A (The)......................... 140,200  1,146,836
  *Nexstar Broadcasting Group, Inc. Class A.................  15,166    164,854
  *Nobility Homes, Inc......................................   6,093     32,902
  #Nutrisystem, Inc.........................................  52,337    504,005
  *Office Depot, Inc........................................ 103,618    256,973
   OfficeMax, Inc........................................... 100,418    738,072
  *Orbitz Worldwide, Inc....................................  98,145    242,418
  *Orient-Express Hotels, Ltd. Class A...................... 127,967  1,501,053
   Outdoor Channel Holdings, Inc............................  58,587    425,342
 #*Overstock.com, Inc.......................................  12,811    193,190
   Oxford Industries, Inc...................................  25,494  1,414,407
 #*Pacific Sunwear of California, Inc....................... 109,976    186,959
  *Papa John's International, Inc...........................  22,920  1,222,094
   Penske Automotive Group, Inc.............................  63,948  1,956,809
   Pep Boys - Manny, Moe & Jack (The).......................  65,330    652,647
  *Perfumania Holdings, Inc.................................   9,679     55,074
  *Perry Ellis International, Inc...........................  35,523    733,195
  #PetMed Express, Inc......................................  52,190    568,871
  #Pier 1 Imports, Inc...................................... 103,627  2,113,991
  *Pinnacle Entertainment, Inc..............................  72,817    929,145
  #Pool Corp................................................  38,044  1,602,413
  *Quiksilver, Inc.......................................... 284,302    909,766
   R.G. Barry Corp..........................................  29,993    457,093
  #RadioShack Corp..........................................  21,200     47,488
  *Reading International, Inc. Class B......................   2,340     17,316
  *Red Lion Hotels Corp.....................................  43,848    288,958
  *Red Robin Gourmet Burgers, Inc...........................  35,687  1,191,946
  #Regal Entertainment Group Class A........................  36,762    564,664

                                     1012

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Regis Corp...............................................  81,444 $1,356,857
   Rent-A-Center, Inc.......................................  16,045    534,780
  *Rentrak Corp.............................................  22,753    386,573
  *Rick's Cabaret International, Inc........................  23,683    194,437
  *Rocky Brands, Inc........................................  17,635    211,796
  *Ruby Tuesday, Inc........................................ 118,974    858,992
 #*rue21, Inc...............................................  18,544    558,360
  *Ruth's Hospitality Group, Inc............................  85,584    569,134
  #Ryland Group, Inc. (The).................................  43,387  1,469,518
 #*Ryman Hospitality Properties.............................  55,237  2,154,795
  *Saga Communications, Inc. Class A........................  11,915    505,434
 #*Saks, Inc................................................ 221,647  2,278,531
   Salem Communications Corp. Class A.......................   5,756     34,306
  *Sally Beauty Holdings, Inc...............................  78,600  1,892,688
   Scholastic Corp..........................................  32,401  1,068,909
  *School Specialty, Inc....................................  22,931     42,422
  *Scientific Games Corp. Class A...........................  88,145    725,433
 #*Select Comfort Corp......................................  89,608  2,493,791
   Service Corp. International..............................  17,417    244,535
  *SHFL Entertainment, Inc.................................. 106,478  1,504,534
   Shiloh Industries, Inc...................................  48,090    547,264
   Shoe Carnival, Inc.......................................  48,652  1,137,484
 #*Shutterfly, Inc..........................................  44,735  1,353,681
   Sinclair Broadcast Group, Inc. Class A...................  60,450    761,670
  *Skechers U.S.A., Inc. Class A............................  52,918    878,439
 #*Skullcandy, Inc..........................................  22,472    272,136
  *Skyline Corp.............................................   9,161     42,141
  *Smith & Wesson Holding Corp.............................. 152,348  1,462,541
  #Sonic Automotive, Inc. Class A...........................  37,197    721,622
  *Sonic Corp...............................................  84,128    838,756
  *Spanish Broadcasting System, Inc. Class A................   4,462     15,617
   Spartan Motors, Inc......................................  76,607    360,053
   Speedway Motorsports, Inc................................  46,260    754,038
  *Sport Chalet, Inc. Class A...............................  13,582     19,830
   Stage Stores, Inc........................................  44,376  1,087,212
   Standard Motor Products, Inc.............................  51,864    974,006
 #*Standard Pacific Corp.................................... 189,748  1,309,261
  *Stanley Furniture Co., Inc...............................  23,297    108,331
  *Stein Mart, Inc..........................................  88,900    698,754
  *Steiner Leisure, Ltd.....................................  15,336    673,557
  *Steinway Musical Instruments, Inc........................  28,170    680,024
  *Steven Madden, Ltd.......................................  55,010  2,361,029
   Stewart Enterprises, Inc. Class A........................ 121,212    941,817
  *Stoneridge, Inc..........................................  45,944    228,342
   Strattec Security Corp...................................   5,703    129,572
  #Strayer Education, Inc...................................   3,330    191,342
  #Sturm Ruger & Co., Inc...................................  31,391  1,482,597
   Superior Industries International, Inc...................  58,938  1,007,250
   Superior Uniform Group, Inc..............................   9,036    105,992
  *Systemax, Inc............................................  69,101    755,965
  *Tandy Brands Accessories, Inc............................  14,455     21,827
   Tandy Leather Factory, Inc...............................  22,365    118,534
  *Tenneco, Inc.............................................   8,524    260,408
   Texas Roadhouse, Inc.....................................  73,400  1,194,952
  #Thor Industries, Inc.....................................  50,891  1,935,385
  *Town Sports International Holdings, Inc..................  57,540    725,004
  *Trans World Entertainment Corp...........................   9,128     31,035
   True Religion Apparel, Inc...............................  34,282    879,333
  *Tuesday Morning Corp.....................................  61,719    368,462
  *Unifi, Inc...............................................  37,068    520,064
  *Universal Electronics, Inc...............................  26,413    453,247

                                     1013

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   Universal Technical Institute, Inc.....................  48,808 $    625,719
  *UQM Technologies, Inc..................................  43,051       39,176
  *US Auto Parts Network, Inc.............................  51,221      153,151
  #Vail Resorts, Inc......................................  33,000    1,873,740
 #*Valassis Communications, Inc...........................  71,346    1,856,423
   Value Line, Inc........................................   4,536       45,179
  *Valuevision Media, Inc. Class A........................  46,480      104,580
 #*Vitacost.com, Inc......................................   9,808       62,771
 #*Vitamin Shoppe, Inc....................................  31,166    1,783,942
  *VOXX International Corp................................  48,432      301,247
  *Wells-Gardner Electronics Corp.........................  26,612       55,087
   Wendy's Co. (The)...................................... 292,139    1,247,434
  *West Marine, Inc.......................................  52,591      543,791
  *Wet Seal, Inc. Class A (The)........................... 145,783      416,939
   Weyco Group, Inc.......................................  12,523      294,040
   Williams Controls, Inc.................................  18,253      198,958
   Winmark Corp...........................................   8,419      448,564
  *Winnebago Industries, Inc..............................  60,938      767,819
 #*WMS Industries, Inc....................................  83,177    1,366,598
  #Wolverine World Wide, Inc..............................  29,253    1,224,823
  #World Wrestling Entertainment, Inc. Class A............  18,040      145,944
 #*Zagg, Inc..............................................  17,725      127,266
  *Zale Corp..............................................  77,014      552,961
 #*Zumiez, Inc............................................  33,787      855,149
                                                                   ------------
Total Consumer Discretionary..............................          220,595,013
                                                                   ------------
Consumer Staples -- (4.1%)
  #Alico, Inc.............................................  13,589      426,559
  *Alliance One International, Inc........................ 167,975      510,644
   Andersons, Inc. (The)..................................  21,155      830,968
   Arden Group, Inc. Class A..............................     199       19,592
   B&G Foods, Inc.........................................  65,317    1,977,146
 #*Boston Beer Co., Inc. Class A (The)....................   8,600      925,188
  *Bridgford Foods Corp...................................   6,838       47,319
   Calavo Growers, Inc....................................  25,347      598,443
   Cal-Maine Foods, Inc...................................  24,900    1,073,937
   CCA Industries, Inc....................................  12,833       55,824
 #*Central European Distribution Corp.....................  44,015      113,559
  *Central Garden & Pet Co................................  27,336      302,883
  *Central Garden & Pet Co. Class A.......................  82,283      927,329
  *Chiquita Brands International, Inc..................... 108,338      781,117
   Coca-Cola Bottling Co. Consolidated....................  12,562      863,512
  *Craft Brew Alliance, Inc...............................  43,879      332,603
 #*Darling International, Inc............................. 105,120    1,737,634
  *Dean Foods Co.......................................... 215,173    3,623,513
  #Diamond Foods, Inc.....................................  19,820      367,066
 #*Dole Food Co., Inc.....................................  93,411    1,176,044
 #*Elizabeth Arden, Inc...................................  41,267    1,946,977
  *Farmer Bros. Co........................................  26,782      260,589
   Fresh Del Monte Produce, Inc...........................  82,736    2,082,465
   Golden Enterprises, Inc................................   3,061       10,530
   Griffin Land & Nurseries, Inc..........................   2,305       59,815
  *Hain Celestial Group, Inc. (The).......................  53,402    3,086,636
  #Harris Teeter Supermarkets, Inc........................  13,322      498,909
   Ingles Markets, Inc. Class A...........................  31,486      510,073
   Inter Parfums, Inc.....................................  63,168    1,153,448
  *Inventure Foods, Inc...................................   3,982       23,733
   J & J Snack Foods Corp.................................  22,538    1,290,751
  *John B. Sanfilippo & Son, Inc..........................  15,716      264,343
   Lancaster Colony Corp..................................  17,945    1,306,037
   Lifeway Foods, Inc.....................................  28,187      263,830

                                     1014

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Consumer Staples -- (Continued)
  #Limoneira Co............................................     105 $     2,359
  *Mannatech, Inc..........................................   3,043      14,789
  *Medifast, Inc...........................................  34,611     883,273
   MGP Ingredients, Inc....................................  40,936     144,504
   Nash Finch Co...........................................  25,301     486,538
  *National Beverage Corp..................................  81,150   1,206,700
  *Natural Alternatives International, Inc.................  17,104     106,900
  #Nu Skin Enterprises, Inc. Class A.......................  12,563     594,607
  *Nutraceutical International Corp........................  26,269     416,626
   Oil-Dri Corp. of America................................  12,831     287,414
  *Omega Protein Corp......................................  48,285     314,335
   Orchids Paper Products Co...............................     810      15,544
  *Overhill Farms, Inc.....................................  36,970     166,365
  *Pantry, Inc. (The)......................................  53,734     712,782
  *Physicians Formula Holdings, Inc........................  29,339     143,468
  *Pilgrim's Pride Corp.................................... 185,569   1,044,753
  *Post Holdings, Inc......................................  44,272   1,396,782
  *Prestige Brands Holdings, Inc........................... 110,081   1,914,309
  #PriceSmart, Inc.........................................  28,537   2,368,286
   Reliv' International, Inc...............................  25,871      33,374
  *Revlon, Inc. Class A....................................  77,452   1,192,761
   Rocky Mountain Chocolate Factory, Inc...................  12,843     134,980
  #Sanderson Farms, Inc....................................  25,478   1,153,899
  *Schiff Nutrition International, Inc.....................  43,792   1,481,921
  *Seneca Foods Corp. Class A..............................  21,308     609,089
  *Seneca Foods Corp. Class B..............................   1,443      41,126
  *Smart Balance, Inc...................................... 133,867   1,593,017
   Snyders-Lance, Inc......................................  77,538   1,964,813
   Spartan Stores, Inc.....................................  52,902     759,673
  *Spectrum Brands Holdings, Inc...........................  43,525   1,979,952
  *Susser Holdings Corp....................................  41,279   1,483,567
  *Tofutti Brands, Inc.....................................   7,749      11,701
  #Tootsie Roll Industries, Inc............................  37,417     997,163
 #*TreeHouse Foods, Inc....................................  33,360   1,786,428
 #*United Natural Foods, Inc...............................  10,825     576,323
   United-Guardian, Inc....................................  13,162     232,046
   Universal Corp..........................................  33,750   1,672,650
 #*USANA Health Sciences, Inc..............................  26,952   1,162,709
  #Vector Group, Ltd.......................................  50,412     829,782
   Village Super Market, Inc. Class A......................  10,450     383,202
   WD-40 Co................................................  13,602     650,992
   Weis Markets, Inc.......................................  31,449   1,294,441
                                                                    -----------
Total Consumer Staples.....................................          63,694,959
                                                                    -----------
Energy -- (4.3%)
   Adams Resources & Energy, Inc...........................   9,276     282,176
   Alon USA Energy, Inc....................................  82,924   1,088,792
 #*Approach Resources, Inc.................................  46,357   1,141,773
 #*Atwood Oceanics, Inc....................................  24,352   1,164,026
  *Barnwell Industries, Inc................................   8,064      26,934
 #*Basic Energy Services, Inc..............................  59,752     620,823
  #Berry Petroleum Co. Class A.............................  44,765   1,723,900
 #*Bill Barrett Corp.......................................  28,527     653,554
 #*BioFuel Energy Corp.....................................      31         184
   Bolt Technology Corp....................................  23,475     338,040
  *BPZ Resources, Inc...................................... 199,087     573,371
   Bristow Group, Inc......................................  45,458   2,269,263
  *Cal Dive International, Inc............................. 136,718     172,265
  *Callon Petroleum Co.....................................  84,235     481,824
 #*Carrizo Oil & Gas, Inc..................................  41,407   1,110,536
  *Clayton Williams Energy, Inc............................  17,125     725,244

                                     1015

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Energy -- (Continued)
 #*Clean Energy Fuels Corp..................................  89,736 $1,027,477
  *Cloud Peak Energy, Inc...................................  42,323    893,015
  *Comstock Resources, Inc..................................  16,516    282,754
  *Contango Oil & Gas Co....................................  23,999  1,179,791
  *Crimson Exploration, Inc.................................  86,361    312,627
   Crosstex Energy, Inc.....................................  91,637  1,253,594
  *Dawson Geophysical Co....................................  16,225    387,615
   Delek US Holdings, Inc...................................  73,167  1,884,050
   DHT Holdings, Inc........................................   6,250     26,375
  *Double Eagle Petroleum Co................................  29,317    146,878
 #*Endeavour International Corp.............................  79,630    578,114
  *ENGlobal Corp............................................  61,609     25,272
  *EPL Oil & Gas, Inc.......................................  60,632  1,312,076
 #*Evolution Petroleum Corp.................................  16,274    133,447
  #EXCO Resources, Inc...................................... 115,280    933,768
  *Exterran Holdings, Inc...................................  71,583  1,430,228
  *FieldPoint Petroleum Corp................................  18,199     76,800
 #*Forest Oil Corp..........................................  86,975    659,270
  *Geospace Technologies Corp...............................  19,164  1,240,486
  *Gevo, Inc................................................  11,048     22,317
  *Global Geophysical Services, Inc.........................  80,488    371,855
  *Green Plains Renewable Energy, Inc.......................  67,392    520,940
   Gulf Island Fabrication, Inc.............................  34,046    807,912
  *Gulfmark Offshore, Inc. Class A..........................  34,065  1,100,981
 #*Gulfport Energy Corp.....................................  41,945  1,391,735
 #*Halcon Resources Corp....................................  74,911    484,674
 #*Harvest Natural Resources, Inc........................... 108,597    948,052
 #*Heckmann Corp............................................ 128,256    448,896
  *Helix Energy Solutions Group, Inc........................ 116,043  2,006,383
  *Hercules Offshore, Inc................................... 242,670  1,155,109
 .*HKN, Inc.................................................  34,155     67,285
  *Hornbeck Offshore Services, Inc..........................  54,244  1,879,012
  *Houston American Energy Corp.............................  24,635     15,766
 #*ION Geophysical Corp..................................... 300,529  1,941,417
 #*James River Coal Co......................................  16,088     80,601
 #*Lucas Energy, Inc........................................  35,619     60,552
  #Lufkin Industries, Inc...................................  12,100    605,121
 #*Magnum Hunter Resources Corp............................. 201,752    770,693
  *Matrix Service Co........................................  51,613    541,420
 #*Mexco Energy Corp........................................   2,735     16,136
 #*Miller Energy Resources, Inc.............................   5,451     24,639
  *Mitcham Industries, Inc..................................  29,489    399,576
  *Natural Gas Services Group, Inc..........................  27,019    428,521
 #*Newpark Resources, Inc................................... 152,274  1,033,940
  #Nordic American Tankers, Ltd.............................  13,085    109,914
 #*Northern Oil & Gas, Inc..................................  56,460    855,934
  #Overseas Shipholding Group, Inc..........................  59,654     66,812
   Panhandle Oil & Gas, Inc. Class A........................  14,883    403,032
  *Parker Drilling Co....................................... 192,347    832,863
  *PDC Energy, Inc..........................................  36,400  1,101,828
   Penn Virginia Corp.......................................  77,795    351,633
 #*PetroQuest Energy, Inc................................... 101,509    619,205
  *PHI, Inc. Non-Voting.....................................  28,808    901,402
  *PHI, Inc. Voting.........................................     200      5,990
  *Pioneer Energy Services Corp............................. 117,881    778,015
  *PostRock Energy Corp.....................................  18,924     31,035
  *Pyramid Oil Co...........................................  12,084     49,907
  *Rentech, Inc............................................. 430,858  1,111,614
  *REX American Resources Corp..............................  18,425    324,464
 #*Rex Energy Corp..........................................  78,455  1,038,744
  *RigNet, Inc..............................................     674     12,516

                                     1016

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Energy -- (Continued)
 #*Rosetta Resources, Inc..................................  10,594 $   487,748
  #RPC, Inc................................................  43,285     496,046
  *SEACOR Holdings, Inc....................................   7,200     631,512
  *SemGroup Corp. Class A..................................   3,062     118,316
  #Ship Finance International, Ltd.........................  64,415     990,703
  *Stone Energy Corp.......................................  36,575     862,804
  *Swift Energy Co.........................................  48,685     813,526
  *Synergy Resources Corp..................................  14,329      60,898
  #Targa Resources Corp....................................   7,780     396,235
  *Tesco Corp..............................................  14,783     130,238
  *TETRA Technologies, Inc.................................  61,626     329,699
  *TGC Industries, Inc.....................................  52,039     383,007
 #*Triangle Petroleum Corp................................. 100,894     644,713
  *Union Drilling, Inc.....................................  49,068     318,451
 #*USEC, Inc............................................... 121,803      82,278
  *VAALCO Energy, Inc...................................... 136,212   1,112,852
 #*Verenium Corp...........................................  10,161      24,996
  #W&T Offshore, Inc.......................................  49,464     838,415
  *Warren Resources, Inc................................... 136,460     388,911
   Western Refining, Inc................................... 194,387   4,834,405
  *Westmoreland Coal Co....................................  11,602     119,269
  *Willbros Group, Inc..................................... 118,731     606,715
  #World Fuel Services Corp................................  10,400     360,880
                                                                    -----------
Total Energy...............................................          66,907,400
                                                                    -----------
Financials -- (16.7%)
  *1st Constitution Bancorp................................     148       1,326
   1st Source Corp.........................................  50,610   1,124,048
  *1st United Bancorp, Inc.................................  31,784     191,022
   Access National Corp....................................   6,930      91,407
  *Alexander & Baldwin, Inc................................  36,714   1,062,136
   Alliance Bancorp, Inc. of Pennsylvania..................   1,066      13,224
   Alliance Financial Corp.................................   1,763      79,829
  *Altisource Portfolio Solutions SA.......................  21,934   2,489,509
  #American Equity Investment Life Holding Co..............  81,431     937,271
  *American Independence Corp..............................   5,414      26,962
   American National Bankshares, Inc.......................   3,612      75,816
   American National Insurance Co..........................     227      16,585
  *American River Bankshares...............................   7,219      53,276
  *American Safety Insurance Holdings, Ltd.................  26,186     441,496
  *Ameris Bancorp..........................................  56,620     604,135
  *AMERISAFE, Inc..........................................  45,408   1,191,960
  *AmeriServ Financial, Inc................................  63,591     186,322
  #AmTrust Financial Services, Inc.........................  73,154   1,770,327
   Argo Group International Holdings, Ltd..................  39,327   1,352,849
  #Arrow Financial Corp....................................  28,349     691,716
   Aspen Insurance Holdings, Ltd...........................   3,360     108,696
   Astoria Financial Corp..................................  97,166     974,575
   Atlantic American Corp..................................   4,900      14,308
  *Atlantic Coast Financial Corp...........................   2,444       4,900
   Auburn National Bancorporation, Inc.....................     300       6,909
  *AV Homes, Inc...........................................  17,502     257,279
   Baldwin & Lyons, Inc. Class A...........................     550      13,035
   Baldwin & Lyons, Inc. Class B...........................  21,833     531,634
   Bancfirst Corp..........................................  21,245     933,930
   Bancorp of New Jersey, Inc..............................     159       1,714
  *Bancorp, Inc. (The).....................................  79,467     903,540
   BancorpSouth, Inc....................................... 103,736   1,467,864
  *BancTrust Financial Group, Inc..........................  18,534      52,637
   Bank Mutual Corp........................................  47,193     212,840
   Bank of Commerce Holdings...............................     200         916

                                     1017

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Bank of Kentucky Financial Corp..........................   2,075 $   52,165
  #Bank of the Ozarks, Inc..................................  40,520  1,326,625
   BankFinancial Corp.......................................  40,419    324,565
   Banner Corp..............................................  41,762  1,210,680
   Bar Harbor Bankshares....................................   4,230    149,996
  *BBCN Bancorp, Inc........................................ 120,990  1,443,411
 #*BBX Capital Corp. Class A................................     846      5,533
   BCB Bancorp, Inc.........................................   3,171     31,932
  *Beneficial Mutual Bancorp, Inc...........................  83,160    788,357
  *Berkshire Bancorp, Inc...................................     150      1,248
   Berkshire Hills Bancorp, Inc.............................  45,660  1,072,097
  *BofI Holding, Inc........................................  26,229    737,559
   Boston Private Financial Holdings, Inc................... 200,518  1,848,776
   Bridge Bancorp, Inc......................................   2,572     51,440
  *Bridge Capital Holdings..................................   4,827     72,164
   Brookline Bancorp, Inc................................... 143,915  1,220,399
   Bryn Mawr Bank Corp......................................  27,745    628,147
   C&F Financial Corp.......................................     200      7,850
   Calamos Asset Management, Inc. Class A...................  42,914    463,471
   California First National Bancorp........................   3,097     56,582
  *Camco Financial Corp.....................................     750      1,387
   Camden National Corp.....................................  17,269    602,688
  *Capital Bank Financial Corp. Class A.....................     804     14,094
 #*Capital City Bank Group, Inc.............................  25,122    254,988
  .Capital Properties, Inc. Class B.........................     550         --
   Capital Southwest Corp...................................   7,088    763,732
   CapitalSource, Inc....................................... 302,900  2,395,939
   Capitol Federal Financial, Inc...........................   9,604    114,384
   Cardinal Financial Corp..................................  69,430  1,108,797
   Cash America International, Inc..........................  28,752  1,123,916
   Cathay General Bancorp................................... 154,992  2,741,808
   Center Bancorp, Inc......................................  37,010    421,544
   Centerstate Banks, Inc...................................  34,342    297,745
   Central Bancorp, Inc.....................................     300      9,369
  *Central Pacific Financial Corp...........................  18,063    259,565
   Century Bancorp, Inc. Class A............................   1,209     39,546
   CFS Bancorp, Inc.........................................   7,141     41,061
   Chemical Financial Corp..................................  42,419    997,695
  *Chicopee Bancorp, Inc....................................   2,287     34,282
  *Citizens Community Bancorp, Inc..........................  17,782     98,868
   Citizens Holding Co......................................     592     11,082
  *Citizens, Inc............................................ 118,923  1,211,825
  #City Holding Co..........................................  36,315  1,275,383
  #CKX Lands, Inc...........................................     702      9,505
   Clifton Savings Bancorp, Inc.............................  54,704    605,026
  #CNB Financial Corp.......................................  12,161    208,926
   CNO Financial Group, Inc................................. 336,171  3,220,518
   CoBiz Financial, Inc.....................................  86,050    613,536
   Codorus Valley Bancorp, Inc..............................   1,579     24,162
  #Cohen & Steers, Inc......................................  30,589    856,186
 #*Colonial Financial Services, Inc.........................   4,279     56,911
  *Colony Bankcorp, Inc.....................................   1,629      5,946
   Columbia Banking System, Inc.............................  53,432    946,281
   Commercial National Financial Corp.......................     700     14,735
  #Community Bank System, Inc...............................  47,973  1,323,575
   Community Trust Bancorp, Inc.............................  38,192  1,295,473
  *Community West Bancshares................................   1,200      3,324
  *CompuCredit Holdings Corp................................  27,579    105,628
   Consolidated-Tokoma Land Co..............................  12,875    422,557
  *Cowen Group, Inc. Class A................................ 183,721    466,651
   Crawford & Co. Class A...................................  62,652    273,163

                                     1018

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Crawford & Co. Class B...................................  49,714 $  273,924
 #*Credit Acceptance Corp...................................  16,216  1,324,036
  #CVB Financial Corp....................................... 121,465  1,314,251
  *DFC Global Corp..........................................  38,875    655,044
   Diamond Hill Investment Group, Inc.......................   5,637    433,936
   Dime Community Bancshares, Inc...........................  79,743  1,156,273
   Donegal Group, Inc. Class A..............................  46,744    605,802
   Donegal Group, Inc. Class B..............................     870     15,682
  *Doral Financial Corp.....................................   1,598      1,518
   Duff & Phelps Corp.......................................  84,141  1,045,873
   Eastern Insurance Holdings, Inc..........................  23,052    387,735
  *Eastern Virginia Bankshares, Inc.........................     696      3,564
   ECB Bancorp, Inc.........................................     295      4,328
  *eHealth, Inc.............................................  53,786  1,167,156
   EMC Insurance Group, Inc.................................  28,050    627,759
   Employers Holdings, Inc..................................  54,613    996,687
   Endurance Specialty Holdings, Ltd........................  50,618  2,052,560
  *Enstar Group, Ltd........................................  15,007  1,500,700
   Enterprise Bancorp, Inc..................................   2,244     38,305
   Enterprise Financial Services Corp.......................  43,079    603,106
   Epoch Holding Corp.......................................  37,304    817,704
   ESB Financial Corp.......................................   6,039     81,466
   ESSA Bancorp, Inc........................................  31,805    320,594
   Evans Bancorp, Inc.......................................   1,635     26,405
   Evercore Partners, Inc. Class A..........................  23,638    659,500
  *EZCORP, Inc. Class A.....................................  46,230    908,882
   FBL Financial Group, Inc. Class A........................  40,672  1,388,135
   Federal Agricultural Mortgage Corp. Class A..............   1,115     25,857
   Federal Agricultural Mortgage Corp. Class C..............  23,362    658,108
  *Federated National Holding Co............................  16,268    101,675
   Fidelity Bancorp, Inc....................................     692     15,286
   Fidelity Southern Corp...................................  23,417    229,251
   Financial Institutions, Inc..............................  26,721    508,768
  *First Acceptance Corp.................................... 124,814    151,025
   First Advantage Bancorp..................................     925     12,053
   First American Financial Corp............................ 131,159  2,983,867
   First Bancorp............................................  28,801    300,970
  *First BanCorp............................................   6,483     27,488
   First Bancorp, Inc.......................................   3,301     54,400
  *First Bancshares, Inc....................................     400      2,250
   First Bancshares, Inc. (The).............................     300      3,150
   First Busey Corp......................................... 148,085    698,961
   First Business Financial Services, Inc...................     700     17,248
  *First California Financial Group, Inc....................  17,523    118,280
 #*First Cash Financial Services, Inc.......................  34,162  1,525,675
   First Commonwealth Financial Corp........................ 139,672    914,852
   First Community Bancshares, Inc..........................  37,579    562,933
   First Connecticut Bancorp, Inc...........................     466      6,380
   First Defiance Financial Corp............................  24,297    430,057
 #*First Federal Bancshares of Arkansas, Inc................     396      3,980
  *First Federal of Northern Michigan Bancorp, Inc..........   2,000      9,440
   First Financial Bancorp..................................  74,874  1,175,522
  #First Financial Bankshares, Inc..........................  31,279  1,133,238
   First Financial Corp.....................................  32,291    987,782
   First Financial Holdings, Inc............................  26,529    374,059
  *First Financial Northwest, Inc...........................  33,971    268,371
  *First Financial Service Corp.............................     156        413
   First Interstate BancSystem, Inc.........................  13,961    209,834
   First M&F Corp...........................................     911      7,698
  *First Marblehead Corp. (The).............................  40,344     37,923
   First Merchants Corp.....................................  66,495    978,141

                                     1019

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   First Midwest Bancorp, Inc...............................  96,064 $1,188,312
   First Pactrust Bancorp, Inc..............................  16,705    196,451
  *First South Bancorp, Inc.................................  17,129     92,497
  *First United Corp........................................     500      3,450
   First West Virginia Bancorp..............................     432      7,195
  *FirstCity Financial Corp.................................  20,633    166,921
  #FirstMerit Corp.......................................... 140,178  1,942,867
   Flagstone Reinsurance Holdings SA........................  79,400    701,896
   Flushing Financial Corp..................................  75,448  1,173,216
  #FNB Corp................................................. 192,126  2,061,512
 #*FNB United Corp..........................................      48        575
  *Forestar Group, Inc......................................  56,829    909,832
   Fox Chase Bancorp, Inc...................................  33,410    519,860
  *Franklin Financial Corp..................................   1,732     29,842
   Fulton Financial Corp....................................   1,784     17,340
  #FXCM, Inc................................................  25,808    232,272
   GAMCO Investors, Inc. Class A............................   4,608    225,792
   German American Bancorp, Inc.............................  29,938    675,102
   GFI Group, Inc........................................... 196,555    621,114
  #Glacier Bancorp, Inc.....................................  89,278  1,294,531
  *Gleacher & Co., Inc......................................  39,755     27,828
  *Global Indemnity P.L.C...................................  23,251    515,707
   Great Southern Bancorp, Inc..............................  30,592    867,895
 #*Green Dot Corp. Class A..................................  17,895    182,350
  #Greenhill & Co., Inc.....................................  19,644    937,412
  *Greenlight Capital Re, Ltd. Class A......................  38,315    978,948
  *Guaranty Bancorp.........................................  34,358     62,875
  *Guaranty Federal Bancshares, Inc.........................   3,766     26,739
  *Hallmark Financial Services, Inc.........................  45,993    350,927
   Hampden Bancorp, Inc.....................................   7,411     95,972
  *Hanmi Financial Corp.....................................  41,376    513,476
   Hanover Insurance Group, Inc. (The)......................  44,249  1,597,831
   Harleysville Savings Financial Corp......................     101      1,716
  *Harris & Harris Group, Inc...............................  78,637    269,725
   Hawthorn Bancshares, Inc.................................   1,673     14,639
   Heartland Financial USA, Inc.............................  35,597  1,021,634
  *Heritage Commerce Corp...................................  30,889    203,559
   Heritage Financial Corp..................................  14,567    201,462
   Heritage Financial Group, Inc............................  22,052    295,056
   HF Financial Corp........................................   2,659     33,982
  *HFF, Inc. Class A........................................  61,721    859,774
  *Hilltop Holdings, Inc.................................... 122,727  1,667,860
   Hingham Institution for Savings..........................     559     37,984
 #*HMN Financial, Inc.......................................   2,746      9,172
  *Home Bancorp, Inc........................................   1,082     20,461
   Home BancShares, Inc.....................................  42,363  1,467,454
   Home Federal Bancorp, Inc................................  38,027    434,268
   Homeowners Choice, Inc...................................  21,912    486,446
   HopFed Bancorp, Inc......................................   7,718     60,586
   Horace Mann Educators Corp...............................  77,652  1,491,695
   Horizon Bancorp..........................................   1,254     36,366
   Hudson Valley Holding Corp...............................  12,960    208,786
   IBERIABANK Corp..........................................  43,346  2,158,197
  *ICG Group, Inc...........................................  81,014    849,027
 #*Imperial Holdings, Inc...................................   1,300      4,576
   Independence Holding Co..................................  36,356    317,751
   Independent Bank Corp. (453836108).......................  40,584  1,197,634
 #*Independent Bank Corp. (453838609).......................  21,971     75,580
   Infinity Property & Casualty Corp........................  17,124    977,952
   Interactive Brokers Group, Inc. Class A..................  58,473    833,240
   International Bancshares Corp............................  73,801  1,339,488

                                     1020

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *Intervest Bancshares Corp. Class A.......................  10,130 $   42,040
 #*INTL. FCStone, Inc.......................................  39,622    734,196
  *Investment Technology Group, Inc.........................  50,219    423,848
  *Investors Bancorp, Inc................................... 123,487  2,221,531
  *Investors Capital Holdings, Ltd..........................   1,464      5,358
   Investors Title Co.......................................     934     61,270
   Janus Capital Group, Inc................................. 211,524  1,797,954
   JMP Group, Inc...........................................  50,429    279,377
   Kaiser Federal Financial Group, Inc......................  22,451    346,419
  #KBW, Inc.................................................  31,669    514,621
   Kearny Financial Corp....................................  60,876    575,278
   Kemper Corp..............................................  64,373  1,995,563
   Kennedy-Wilson Holdings, Inc.............................  27,787    394,575
   Kentucky First Federal Bancorp...........................   3,402     27,896
 #*Knight Capital Group, Inc. Class A....................... 125,936    331,212
   Lake Shore Bancorp, Inc..................................     338      3,542
   Lakeland Bancorp, Inc....................................  61,631    611,996
   Lakeland Financial Corp..................................  40,257  1,074,459
   Landmark Bancorp, Inc....................................   2,232     45,756
  #Life Partners Holdings, Inc..............................  10,604     26,934
   LNB Bancorp, Inc.........................................  12,718     75,926
 #*Louisiana Bancorp, Inc...................................   8,396    137,443
  *Macatawa Bank Corp.......................................  48,519    149,924
  *Magyar Bancorp, Inc......................................     809      3,916
   Maiden Holdings, Ltd.....................................  83,288    703,784
   MainSource Financial Group, Inc..........................  46,307    579,764
  #MarketAxess Holdings, Inc................................  48,452  1,513,640
   Marlin Business Services Corp............................  30,789    695,524
   Mayflower Bancorp, Inc...................................     100        903
   MB Financial, Inc........................................  70,116  1,420,550
 #*MBIA, Inc................................................ 203,899  2,018,600
 #*MBT Financial Corp.......................................  28,351     81,651
   MCG Capital Corp......................................... 171,277    798,151
   Meadowbrook Insurance Group, Inc......................... 111,794    628,282
   Medallion Financial Corp.................................  43,855    548,626
  *Mercantile Bank Corp.....................................  12,831    212,096
   Merchants Bancshares, Inc................................  14,947    437,648
  *Meridian Interstate Bancorp, Inc.........................  34,205    577,722
   Meta Financial Group, Inc................................   3,761     89,361
  *Metro Bancorp, Inc.......................................  33,582    435,894
  *MetroCorp Bancshares, Inc................................  17,385    176,284
  *MGIC Investment Corp..................................... 216,764    372,834
   MicroFinancial, Inc......................................  17,150    135,142
   Mid Penn Bancorp, Inc....................................     531      5,416
   MidSouth Bancorp, Inc....................................  18,736    290,408
   MidWestOne Financial Group, Inc..........................   4,319     87,244
   Montpelier Re Holdings, Ltd..............................  85,084  1,945,871
   MutualFirst Financial, Inc...............................   5,459     66,381
 #*National Financial Partners Corp.........................  74,855  1,373,589
   National Interstate Corp.................................  37,253    966,715
   National Penn Bancshares, Inc............................ 219,986  1,964,475
   National Security Group, Inc.............................   1,000      8,370
   National Western Life Insurance Co. Class A..............   1,700    238,629
   Naugatuck Valley Financial Corp..........................      99        736
  *Navigators Group, Inc. (The).............................  20,522  1,089,308
   NBT Bancorp, Inc.........................................  39,269    835,252
   Nelnet, Inc. Class A.....................................  58,422  1,426,081
 #*Netspend Holdings, Inc...................................  40,944    438,510
  *New Century Bancorp, Inc.................................   1,478      7,907
   New England Bancshares, Inc..............................  19,498    281,356
   New Hampshire Thrift Bancshares, Inc.....................   2,734     36,034

                                     1021

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
  *NewBridge Bancorp........................................  12,378 $   53,349
  *Newport Bancorp, Inc.....................................     700     11,694
  *NewStar Financial, Inc................................... 112,087  1,401,088
  *North Valley Bancorp.....................................   1,279     17,804
   Northeast Bancorp........................................      38        362
   Northeast Community Bancorp, Inc.........................  35,308    191,369
  #Northfield Bancorp, Inc..................................  55,058    894,142
   Northrim Bancorp, Inc....................................   6,560    147,797
   Northwest Bancshares, Inc................................ 164,679  1,959,680
   Norwood Financial Corp...................................     576     18,288
   Ocean Shore Holding Co...................................     205      2,724
   OceanFirst Financial Corp................................  41,554    579,263
  *Ocwen Financial Corp.....................................  87,991  3,393,813
   Ohio Valley Banc Corp....................................     600     11,325
   Old National Bancorp..................................... 136,387  1,673,468
 #*Old Second Bancorp, Inc..................................   7,253     10,154
  *OmniAmerican Bancorp, Inc................................  20,917    478,790
   OneBeacon Insurance Group, Ltd. Class A..................  38,702    522,477
   Oppenheimer Holdings, Inc. Class A.......................   9,841    160,211
   Oriental Financial Group, Inc............................  94,978  1,118,841
   Oritani Financial Corp...................................  83,120  1,270,074
  *Pacific Capital Bancorp..................................   1,465     67,258
   Pacific Continental Corp.................................  42,439    394,258
  *Pacific Mercantile Bancorp...............................  22,505    161,361
  *Pacific Premier Bancorp, Inc.............................   2,269     25,458
   PacWest Bancorp..........................................  40,758    917,055
   Park National Corp.......................................  15,289  1,017,483
  *Park Sterling Corp.......................................  23,270    116,350
  *Patriot National Bancorp.................................     498        757
   Peapack-Gladstone Financial Corp.........................  11,840    183,402
   Penns Woods Bancorp, Inc.................................   3,062    124,103
 #*Penson Worldwide, Inc....................................  13,048        286
   Peoples Bancorp of North Carolina........................     986      9,860
   Peoples Bancorp, Inc.....................................  23,072    491,434
 #*PHH Corp.................................................  56,830  1,182,632
  *Phoenix Cos, Inc. (The)..................................  11,557    348,328
  *PICO Holdings, Inc.......................................  55,268  1,223,634
  *Pinnacle Financial Partners, Inc.........................  74,601  1,458,450
  *Piper Jaffray Cos., Inc..................................  17,595    472,426
   Platinum Underwriters Holdings, Ltd......................  44,055  1,956,042
  *Popular, Inc.............................................  30,127    582,355
  *Porter Bancorp, Inc......................................     868      1,267
 #*Preferred Bank...........................................   6,070     86,255
   Premier Financial Bancorp, Inc...........................   2,848     27,255
   Presidential Life Corp...................................  60,095    840,128
   Primerica, Inc...........................................  80,041  2,261,959
  *Primus Guaranty, Ltd.....................................  37,536    313,426
   PrivateBancorp, Inc......................................  91,500  1,478,640
   ProAssurance Corp........................................   5,311    474,803
  #Prosperity Bancshares, Inc...............................  20,321    850,637
   Provident Financial Holdings, Inc........................   6,455     95,340
   Provident Financial Services, Inc........................  80,839  1,212,585
   Provident New York Bancorp...............................  67,924    620,146
  *Prudential Bancorp, Inc. of Pennsylvania.................   1,700     11,220
   Pulaski Financial Corp...................................  12,796    109,534
   Pzena Investment Management, Inc. Class A................   7,480     42,187
   QC Holdings, Inc.........................................  25,220     85,244
  #Radian Group, Inc........................................ 324,032  1,519,710
   Renasant Corp............................................  57,354  1,055,887
   Republic Bancorp, Inc. Class A...........................  38,481    831,959
  *Republic First Bancorp, Inc..............................  11,514     24,525

                                     1022

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Resource America, Inc. Class A...........................  44,043 $  297,731
  *Riverview Bancorp, Inc...................................   8,195     13,522
  #RLI Corp.................................................  23,484  1,601,139
   Rockville Financial, Inc.................................  71,407    948,999
   Roma Financial Corp......................................  50,696    446,632
  *Royal Bancshares of Pennsylvania, Inc. Class A...........   8,910     17,820
   S&T Bancorp, Inc.........................................  61,721  1,084,438
   S.Y. Bancorp, Inc........................................  28,930    682,169
  *Safeguard Scientifics, Inc...............................  51,139    810,553
   Safety Insurance Group, Inc..............................  25,494  1,181,647
   Salisbury Bancorp, Inc...................................     276      7,057
   Sandy Spring Bancorp, Inc................................  56,131  1,073,225
   SCBT Financial Corp......................................  34,852  1,382,927
   SeaBright Holdings, Inc..................................  38,422    421,489
  *Security National Financial Corp. Class A................   2,606     12,769
   Selective Insurance Group, Inc...........................  76,124  1,407,533
   Shore Bancshares, Inc....................................   6,047     34,166
   SI Financial Group, Inc..................................  35,417    389,587
  *Siebert Financial Corp...................................   7,500     11,850
   Sierra Bancorp...........................................  26,723    300,634
   Simmons First National Corp. Class A.....................  41,182  1,025,020
   Somerset Hills Bancorp...................................  16,578    140,416
  *Southcoast Financial Corp................................      62        290
  *Southern First Bancshares, Inc...........................   2,941     29,116
   Southern Missouri Bancorp, Inc...........................     400      9,700
   Southern National Bancorp of Virginia, Inc...............     342      2,784
   Southside Bancshares, Inc................................  45,351    925,623
  *Southwest Bancorp, Inc...................................  39,197    422,936
   Southwest Georgia Financial Corp.........................   1,439     12,922
 #*St. Joe Co. (The)........................................  82,481  1,633,124
   StanCorp Financial Group, Inc............................  52,782  1,813,062
   State Auto Financial Corp................................  43,530    702,574
   StellarOne Corp..........................................  49,274    676,039
   Sterling Bancorp.........................................  68,553    654,681
  #Stewart Information Services Corp........................  16,093    375,289
 #*Stifel Financial Corp....................................  48,787  1,546,548
  *Stratus Properties, Inc..................................  14,485    133,262
 #*Suffolk Bancorp..........................................   9,678    145,364
   Summit State Bank........................................     800      5,664
  *Sun Bancorp, Inc.........................................  57,534    177,780
   Susquehanna Bancshares, Inc.............................. 234,498  2,431,744
  *Sussex Bancorp...........................................     823      4,897
  *SWS Group, Inc...........................................  19,920    113,345
   Symetra Financial Corp...................................  86,296  1,031,237
   Synovus Financial Corp................................... 321,273    787,119
 #*Taylor Capital Group, Inc................................  42,994    803,128
   TCF Financial Corp....................................... 104,683  1,197,574
   Teche Holding Co.........................................   2,950    118,236
  *Tejon Ranch Co...........................................  36,061  1,079,666
   Territorial Bancorp, Inc.................................  18,758    423,931
 #*Texas Capital Bancshares, Inc............................  42,200  2,003,234
   TF Financial Corp........................................     840     18,816
   Thomas Properties Group, Inc.............................  96,779    516,800
  *Timberland Bancorp, Inc..................................   8,251     51,156
   Tompkins Financial Corp..................................  26,611  1,077,213
   Tower Financial Corp.....................................     382      4,527
   Tower Group, Inc.........................................  49,242    887,341
  #TowneBank................................................  49,802    775,417
  *Tree.com, Inc............................................  16,407    237,081
   TriCo Bancshares.........................................  33,546    563,573
   TrustCo Bank Corp........................................ 187,829  1,048,086

                                     1023

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Financials -- (Continued)
   Trustmark Corp.........................................  81,536 $  1,913,650
  #UMB Financial Corp.....................................  43,855    1,952,863
   Umpqua Holdings Corp................................... 151,178    1,827,742
   Unico American Corp....................................   4,300       48,977
   Union First Market Bankshares Corp.....................  43,600      684,520
  *United Bancshares, Inc.................................     110        1,043
  #United Bankshares, Inc.................................  49,844    1,187,783
  *United Community Banks, Inc............................  28,591      248,742
  *United Community Financial Corp........................   8,077       30,773
   United Financial Bancorp, Inc..........................  38,414      590,423
   United Fire Group, Inc.................................  37,365      888,166
 #*United Security Bancshares.............................  39,303      117,910
  *Unity Bancorp, Inc.....................................   5,784       35,282
   Universal Insurance Holdings, Inc......................  94,309      372,521
   Univest Corp. of Pennsylvania..........................  34,528      584,214
   ViewPoint Financial Group, Inc.........................  81,712    1,699,610
  *Virginia Commerce Bancorp, Inc.........................  78,618      720,141
  *Virtus Investment Partners, Inc........................  11,398    1,094,208
   VSB Bancorp, Inc.......................................     478        5,084
  *Walker & Dunlop, Inc...................................   4,999       83,033
   Washington Banking Co..................................  37,419      511,518
   Washington Federal, Inc................................ 117,821    1,977,036
   Washington Trust Bancorp, Inc..........................  37,110    1,001,599
  *Waterstone Financial, Inc..............................  75,617      408,332
   Wayne Savings Bancshares, Inc..........................     132        1,188
   Webster Financial Corp.................................  96,257    2,117,654
   WesBanco, Inc..........................................  62,494    1,374,868
   West Bancorporation, Inc...............................  41,614      454,009
  *West Coast Bancorp.....................................  45,081      992,684
  #Westamerica Bancorporation.............................  29,482    1,300,746
 #*Western Alliance Bancorp............................... 158,880    1,630,109
   Westfield Financial, Inc...............................  63,564      463,382
   Westwood Holdings Group, Inc...........................  14,154      549,458
   White River Capital, Inc...............................     538       12,172
  *Wilshire Bancorp, Inc.................................. 141,013      917,995
  #Wintrust Financial Corp................................  47,811    1,766,616
 #*World Acceptance Corp..................................  21,517    1,436,475
  *WSB Holdings, Inc......................................     800        4,560
   WSFS Financial Corp....................................   2,713      114,909
   WVS Financial Corp.....................................     700        6,125
  *ZipRealty, Inc.........................................  37,056       97,828
                                                                   ------------
Total Financials..........................................          261,311,532
                                                                   ------------
Health Care -- (8.3%)
  *Abaxis, Inc............................................  20,277      745,788
 #*ABIOMED, Inc...........................................  41,973      831,905
  *Accuray, Inc........................................... 153,402    1,067,678
  *Acorda Therapeutics, Inc...............................  18,229      436,585
  *Adcare Health Systems, Inc.............................   9,499       45,027
  *Addus HomeCare Corp....................................   8,574       46,557
  *ADVENTRX Pharmaceuticals, Inc..........................  12,782        8,051
  *Affymax, Inc...........................................  65,582    1,494,614
 #*Affymetrix, Inc........................................ 130,238      412,854
 #*Air Methods Corp.......................................  22,944    2,515,351
  *Albany Molecular Research, Inc.........................  68,314      241,832
  *Alere, Inc.............................................      31          595
 #*Align Technology, Inc..................................  22,750      604,695
  *Alkermes P.L.C.........................................  67,005    1,241,603
  *Alliance HealthCare Services, Inc......................  28,553       39,403
  *Allied Healthcare Products, Inc........................   1,200        3,276
  *Almost Family, Inc.....................................  15,589      323,160

                                     1024

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
  *Alnylam Pharmaceuticals, Inc.............................  17,654 $  285,465
  *Alphatec Holdings, Inc................................... 138,871    238,858
  *AMAG Pharmaceuticals, Inc................................  20,643    319,554
  *Amedisys, Inc............................................  41,985    463,514
  *American Shared Hospital Services........................   2,300      6,877
  *AMN Healthcare Services, Inc.............................  85,927    852,396
  *Amsurg Corp..............................................  37,997  1,083,674
   Analogic Corp............................................  14,971  1,102,764
  *AngioDynamics, Inc.......................................  55,568    596,245
  *Anika Therapeutics, Inc..................................  33,335    373,685
  *Ariad Pharmaceuticals, Inc............................... 193,800  4,176,390
   Arrhythmia Research Technology, Inc......................   6,700     16,549
  *ArthroCare Corp..........................................  25,265    759,971
   Assisted Living Concepts, Inc. Class A...................  51,832    409,991
  *Astex Pharmaceuticals, Inc............................... 157,371    374,543
  *AtriCure, Inc............................................  11,814     75,846
   Atrion Corp..............................................   3,399    690,813
 #*AVEO Pharmaceuticals, Inc................................  15,380    117,349
  *BioClinica, Inc..........................................  46,104    289,072
  *BioMimetic Therapeutics, Inc.............................   1,100      4,081
 #*Bio-Reference Labs, Inc..................................  30,365    842,932
  *BioScrip, Inc............................................ 141,445  1,302,708
  *Bovie Medical Corp.......................................  26,877    100,789
  *Cambrex Corp.............................................  72,842    879,931
   Cantel Medical Corp......................................  56,014  1,456,924
  *Capital Senior Living Corp...............................  75,382  1,212,143
  *CardioNet, Inc...........................................  45,119    109,639
  *CAS Medical Systems, Inc.................................   3,539      6,441
 #*Celldex Therapeutics, Inc................................ 146,739    808,532
  *Centene Corp.............................................  23,191    880,794
 #*Cepheid, Inc.............................................   9,609    291,249
  *Charles River Laboratories International, Inc............  33,300  1,242,756
  #Chemed Corp..............................................  23,330  1,568,942
  *Chindex International, Inc...............................   2,779     28,818
 #*Codexis, Inc.............................................  17,017     44,244
  *CombiMatrix Corp.........................................  10,623      4,621
   Computer Programs & Systems, Inc.........................  12,522    611,199
  *Conceptus, Inc...........................................  67,088  1,263,938
   CONMED Corp..............................................  45,317  1,253,468
  #Cooper Cos., Inc. (The)..................................   4,987    478,652
  *Corvel Corp..............................................  22,117    940,636
  *Cross Country Healthcare, Inc............................  40,381    177,676
   CryoLife, Inc............................................  75,867    469,617
 #*Cubist Pharmaceuticals, Inc..............................  13,789    591,548
  *Cumberland Pharmaceuticals, Inc..........................  43,160    253,349
  *Cutera, Inc..............................................  35,410    262,388
  *Cyberonics, Inc..........................................  26,122  1,208,142
  *Cynosure, Inc. Class A...................................  24,217    637,876
  *Cytokinetics, Inc........................................   9,607      6,341
   Daxor Corp...............................................   3,400     27,506
  *Depomed, Inc.............................................  81,051    457,938
  *Digirad Corp.............................................  38,425     82,614
  *DUSA Pharmaceuticals, Inc................................  67,549    463,386
  *Dynacq Healthcare, Inc...................................   9,092         91
  *DynaVox, Inc. Class A....................................   1,885        942
  *Emergent Biosolutions, Inc...............................  52,198    693,711
  *Emeritus Corp............................................  32,082    720,241
 #*Endocyte, Inc............................................  10,823    103,576
  *Endologix, Inc...........................................  49,785    670,106
   Ensign Group, Inc. (The).................................  37,116  1,082,303
  *Enzo Biochem, Inc........................................  63,177    126,354

                                     1025

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
  *Enzon Pharmaceuticals, Inc............................... 110,938 $  728,863
  *Epocrates, Inc...........................................     414      4,049
 #*Exactech, Inc............................................  29,065    485,385
  *ExamWorks Group, Inc.....................................  19,093    267,684
 #*FAB Universal Corp.......................................  15,344     55,238
  *Five Star Quality Care, Inc..............................  97,274    511,661
  *Furiex Pharmaceuticals, Inc..............................  20,498    392,947
  *Future Healthcare of America.............................  15,344      2,992
  *GenMark Diagnostics, Inc.................................     477      4,064
 #*Genomic Health, Inc......................................   6,926    216,438
  *Gentiva Health Services, Inc.............................  74,531    700,591
  *Greatbatch, Inc..........................................  61,421  1,350,034
  *GTx, Inc.................................................   1,899      7,615
  *Haemonetics Corp.........................................  25,159  2,055,490
  *Hanger, Inc..............................................  34,011    862,179
  *Harvard Bioscience, Inc..................................  68,472    275,257
 #*Health Management Associates, Inc. Class A...............  13,875    101,288
  *HealthStream, Inc........................................  59,755  1,526,143
  *Healthways, Inc..........................................  63,416    617,038
  *Hi-Tech Pharmacal Co., Inc...............................  27,449    860,526
 #*HMS Holdings Corp........................................  25,746    594,475
 #*Horizon Pharma, Inc......................................   3,626      9,355
  *ICU Medical, Inc.........................................  20,292  1,203,924
  *Idera Pharmaceuticals, Inc...............................  44,271     40,729
 #*Immunomedics, Inc........................................  14,131     46,774
 #*Impax Laboratories, Inc..................................  77,190  1,640,288
 #*Incyte Corp..............................................  66,586  1,062,713
 #*Infinity Pharmaceuticals, Inc............................  45,903  1,027,768
 #*Integra LifeSciences Holdings Corp.......................  23,477    897,995
   Invacare Corp............................................  44,918    613,131
 #*IPC The Hospitalist Co...................................  13,010    448,715
  *Iridex Corp..............................................   6,949     27,657
  *IRIS International, Inc..................................  39,671    773,188
  *Jazz Pharmaceuticals P.L.C...............................  43,942  2,361,004
   Kewaunee Scientific Corp.................................   2,000     22,560
  *Kindred Healthcare, Inc..................................  31,736    311,013
  *K-V Pharmaceutical Co. Class B...........................   8,994        450
   Landauer, Inc............................................  17,134    992,915
  *Lannet Co., Inc..........................................  65,604    289,314
  *LCA-Vision, Inc..........................................  31,653    120,914
   LeMaitre Vascular, Inc...................................  33,988    203,928
  *LHC Group, Inc...........................................  29,638    519,258
  *LifePoint Hospitals, Inc.................................  13,443    475,076
  *Ligand Pharmaceuticals, Inc. Class B.....................     851     13,122
  *Luminex Corp.............................................   8,822    141,858
  *Magellan Health Services, Inc............................  32,968  1,653,345
 #*Masimo Corp..............................................  13,362    293,563
   Maxygen, Inc.............................................  61,257    149,467
  *MedAssets, Inc...........................................  40,861    724,466
 .*MedCath Corp.............................................  41,900     57,403
  *Medical Action Industries, Inc...........................  33,826     99,787
 #*Medicines Co. (The)...................................... 105,773  2,318,544
  *MediciNova, Inc..........................................  10,669     22,618
  *Medidata Solutions, Inc..................................  49,170  2,066,123
 #*Medivation, Inc..........................................   9,140    467,237
  *Merit Medical Systems, Inc...............................  56,541    816,452
  *Metabolix, Inc...........................................   1,305      1,736
  *Metropolitan Health Networks, Inc........................ 119,084  1,301,588
  *Misonix, Inc.............................................   1,809      7,996
  *Molina Healthcare, Inc...................................  68,436  1,715,691
 #*Momenta Pharmaceuticals, Inc.............................  37,295    472,901

                                     1026

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
 #*MWI Veterinary Supply, Inc...............................  14,870 $1,561,647
  *Myrexis, Inc.............................................  26,518     63,643
 #*Nabi Biopharmaceuticals..................................  56,698     99,222
 #*Nanosphere, Inc..........................................   2,136      6,686
   National Healthcare Corp.................................  22,690  1,080,498
   National Research Corp...................................  11,763    596,149
  *Natus Medical, Inc.......................................  69,878    789,621
  *Navidea Biopharmaceuticals, Inc..........................   7,239     20,269
 #*Neogen Corp..............................................  19,624    839,711
  *Neurocrine Biosciences, Inc..............................  32,109    235,359
  *NuVasive, Inc............................................  49,723    717,006
  *Obagi Medical Products, Inc..............................  47,556    586,365
  *Omnicell, Inc............................................  80,423  1,172,567
  *OraSure Technologies, Inc................................  49,619    449,548
  *Orexigen Therapeutics, Inc...............................  41,850    223,060
  *Orthofix International NV................................  15,669    621,433
  #Owens & Minor, Inc.......................................  16,641    473,769
  *Palomar Medical Technologies, Inc........................  34,305    296,052
 #*PAREXEL International Corp...............................  70,045  2,149,681
  *PDI, Inc.................................................  33,451    229,139
  #PDL BioPharma, Inc....................................... 150,411  1,120,562
 #*Pernix Therapeutics Holdings, Inc........................   4,466     35,192
  *PharMerica Corp..........................................  58,283    712,218
 #*PhotoMedex, Inc..........................................   3,951     52,588
  *Pozen, Inc...............................................  68,619    411,028
  *Progenics Pharmaceuticals, Inc...........................  62,441    177,957
  *ProPhase Labs, Inc.......................................  28,021     46,235
  *Providence Service Corp. (The)...........................  28,021    285,814
  *pSivida Corp.............................................  42,667     66,561
 #*PSS World Medical, Inc...................................  25,303    724,172
 #*Questcor Pharmaceuticals, Inc............................  32,968    840,025
 #*Quidel Corp..............................................  67,896  1,190,217
  *RadNet, Inc..............................................  72,353    188,118
  *Repligen Corp............................................  80,227    409,158
  *Rigel Pharmaceuticals, Inc............................... 116,659  1,039,432
  *Rochester Medical Corp...................................  29,490    309,350
 #*Rockwell Medical, Inc....................................   3,017     21,692
  *RTI Biologics, Inc....................................... 135,958    551,989
 #*Sangamo Biosciences, Inc.................................  59,196    329,130
  *Santarus, Inc............................................  65,510    598,106
 #*SciClone Pharmaceuticals, Inc............................ 141,894    781,836
  *Select Medical Holdings Corp.............................  99,570  1,054,446
 #*SIGA Technologies, Inc...................................  38,696    112,218
  *Skilled Healthcare Group, Inc. Class A...................  32,032    248,889
  *Solta Medical, Inc....................................... 112,575    332,096
   Span-American Medical System, Inc........................   5,507     96,070
  *Spectranetics Corp.......................................  46,154    672,002
 #*Spectrum Pharmaceuticals, Inc............................  68,193    761,034
  *Staar Surgical Co........................................  25,781    166,030
  #STERIS Corp..............................................  58,593  2,086,497
  *Strategic Diagnostics, Inc...............................  50,513     57,585
  *Sucampo Pharmaceuticals, Inc. Class A....................  30,130    150,349
  *SunLink Health Systems, Inc..............................   2,957      3,105
 #*Sunrise Senior Living, Inc...............................  67,572    972,361
  *SurModics, Inc...........................................  42,438    763,035
  *Symmetry Medical, Inc....................................  85,995    787,714
  *Synageva BioPharma Corp..................................   5,998    253,595
  *Targacept, Inc...........................................  16,973     69,250
  *Team Health Holdings, Inc................................  55,283  1,471,081
  *Theragenics Corp.........................................  29,558     45,224
 #*Thoratec Corp............................................  40,024  1,428,857

                                     1027

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Health Care -- (Continued)
  *Tornier NV.............................................   8,023 $    137,193
  *TranS1, Inc............................................  42,116      115,819
 #*Transcept Pharmaceuticals, Inc.........................  35,523      180,812
  *Triple-S Management Corp. Class B......................  35,425      639,067
 #*Trius Therapeutics, Inc................................  15,586       85,411
   U.S. Physical Therapy, Inc.............................  28,501      760,977
  *Universal American Corp................................ 119,086    1,076,537
   Utah Medical Products, Inc.............................   8,858      301,349
  *Vascular Solutions, Inc................................  36,394      548,458
 #*Vical, Inc.............................................  19,339       65,946
  *ViroPharma, Inc........................................ 115,735    2,922,309
  *WellCare Health Plans, Inc.............................  34,000    1,618,400
   West Pharmaceutical Services, Inc......................  36,624    1,972,935
 #*Wright Medical Group, Inc..............................  49,614    1,008,156
 #*XenoPort, Inc..........................................  62,424      513,750
   Young Innovations, Inc.................................  18,572      634,234
 #*Zalicus, Inc...........................................  76,646       42,922
                                                                   ------------
Total Health Care.........................................          128,952,713
                                                                   ------------
Industrials -- (15.3%)
   A.O. Smith Corp........................................  21,759    1,322,294
  *A.T. Cross Co. Class A.................................  23,659      224,051
   AAON, Inc..............................................  45,378      952,030
   AAR Corp...............................................  54,900      828,441
   ABM Industries, Inc....................................  59,910    1,138,290
 #*Acacia Research Corp...................................  40,041    1,039,865
 #*ACCO Brands Corp.......................................  79,395      574,820
  *Accuride Corp..........................................  32,708       87,330
   Aceto Corp.............................................  70,011      701,510
   Acme United Corp.......................................   9,349      105,924
  #Acorn Energy, Inc......................................  40,406      343,855
  #Actuant Corp. Class A..................................  61,276    1,730,434
  *Adept Technology, Inc..................................  19,544       78,176
 #*Advisory Board Co. (The)...............................  38,826    1,844,235
  *Aegion Corp............................................  47,214      872,043
  *AeroCentury Corp.......................................   1,795       22,599
  *Aerosonic Corp.........................................     932        3,048
  *Aerovironment, Inc.....................................  31,367      689,760
  *Air Transport Services Group, Inc...................... 123,338      474,851
   Aircastle, Ltd.........................................  81,000      901,530
   Alamo Group, Inc.......................................  26,599      891,066
 #*Alaska Air Group, Inc..................................  44,432    1,699,080
   Albany International Corp. Class A.....................  33,856      743,816
 #*Allegiant Travel Co....................................  21,587    1,570,238
 .*Allied Defense Group, Inc. (The).......................   2,975       15,916
   Allied Motion Technologies, Inc........................   3,693       23,820
   Altra Holdings, Inc....................................  64,056    1,154,289
   Amerco, Inc............................................  25,259    2,918,425
  *Ameresco, Inc. Class A.................................  40,441      447,277
  *American Railcar Industries, Inc.......................  53,313    1,566,336
  *American Reprographics Co..............................  71,452      273,661
   American Science & Engineering, Inc....................   9,061      576,098
 #*American Superconductor Corp...........................  47,654      171,078
  *American Woodmark Corp.................................  26,919      619,137
   Ampco-Pittsburgh Corp..................................  18,240      322,118
  *AMREP Corp.............................................  11,795       76,667
   Apogee Enterprises, Inc................................  71,177    1,449,875
   Applied Industrial Technologies, Inc...................  50,746    2,059,780
   Argan, Inc.............................................  25,660      456,491
   Arkansas Best Corp.....................................  42,057      338,559
  *Arotech Corp...........................................  20,131       20,534

                                     1028

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Ascent Solar Technologies, Inc...........................   4,600 $    3,749
  *Asset Acceptance Capital Corp............................  41,887    267,239
   Asta Funding, Inc........................................  33,832    317,344
  *Astec Industries, Inc....................................  25,236    726,797
  *Astronics Corp...........................................  17,469    405,455
  *Astronics Corp. Class B..................................   6,668    152,372
  *Atlas Air Worldwide Holdings, Inc........................  29,914  1,644,971
  *Avalon Holding Corp. Class A.............................   1,400      5,600
 #*Avis Budget Group, Inc................................... 130,275  2,153,446
   AZZ, Inc.................................................  35,066  1,383,003
   Baltic Trading, Ltd......................................  12,368     42,175
   Barnes Group, Inc........................................  61,800  1,413,984
   Barrett Business Services, Inc...........................  23,882    712,400
 #*Beacon Roofing Supply, Inc...............................  53,162  1,719,259
  #Belden, Inc..............................................  32,392  1,159,634
  *Blount International, Inc................................  36,065    477,140
  *BlueLinx Holdings, Inc...................................  54,738    115,497
   Brady Corp. Class A......................................  40,712  1,252,301
  *Breeze-Eastern Corp......................................  18,372    146,976
   Briggs & Stratton Corp...................................  68,413  1,351,157
   Brink's Co. (The)........................................  21,195    557,640
  *Builders FirstSource, Inc................................  44,608    245,790
  *CAI International, Inc...................................  41,886    928,194
   Cascade Corp.............................................  26,041  1,692,405
  *Casella Waste Systems, Inc. Class A......................  45,514    208,454
 #*CBIZ, Inc................................................ 113,539    626,735
   CDI Corp.................................................  42,663    733,377
   CECO Environmental Corp..................................  38,427    340,079
   Celadon Group, Inc.......................................  55,816    954,454
   Ceradyne, Inc............................................  31,356  1,096,206
  *Champion Industries, Inc.................................   2,307        461
 #*Chart Industries, Inc....................................  32,460  2,297,843
   Chicago Rivet & Machine Co...............................     300      5,532
   CIRCOR International, Inc................................  24,116    831,761
   Coleman Cable, Inc.......................................  23,042    218,669
 #*Colfax Corp..............................................  47,513  1,633,972
  *Columbus McKinnon Corp...................................  42,338    633,800
   Comfort Systems USA, Inc.................................  76,074    829,207
  *Command Security Corp....................................  21,112     27,446
  *Commercial Vehicle Group, Inc............................  54,094    410,573
   CompX International, Inc.................................   2,107     29,561
  *Consolidated Graphics, Inc...............................  22,300    658,073
   Con-way, Inc.............................................  44,238  1,287,768
   Corporate Executive Board Co. (The)......................  28,737  1,292,016
   Courier Corp.............................................  26,492    319,229
  *Covenant Transportation Group, Inc. Class A..............  27,300    126,672
  *CPI Aerostructures, Inc..................................  17,295    190,418
  *CRA International, Inc...................................  22,109    370,105
   Cubic Corp...............................................  29,003  1,415,346
   Curtiss-Wright Corp......................................  57,577  1,777,402
   Deluxe Corp..............................................  33,010  1,040,145
  *Dolan Co. (The)..........................................  59,017    273,249
  *Dollar Thrifty Automotive Group, Inc.....................   3,800    292,600
   Douglas Dynamics, Inc....................................  46,781    710,603
  *Ducommun, Inc............................................  25,696    350,493
  *DXP Enterprises, Inc.....................................  31,485  1,550,007
  *Dycom Industries, Inc....................................  72,381  1,030,705
   Dynamic Materials Corp...................................  31,095    417,295
  *Eagle Bulk Shipping, Inc.................................   1,851      5,479
   Eastern Co. (The)........................................   8,993    143,888
  *Echo Global Logistics, Inc...............................  40,507    680,923

                                     1029

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
   Ecology & Environment, Inc. Class A......................     920 $   11,288
   EMCOR Group, Inc.........................................  52,749  1,696,408
  *Encore Capital Group, Inc................................  43,194  1,252,626
   Encore Wire Corp.........................................  41,411  1,277,943
  *Energy Recovery, Inc.....................................  56,158    166,789
  *EnergySolutions, Inc..................................... 165,568    473,524
 #*EnerNOC, Inc.............................................  34,567    425,865
 #*EnerSys, Inc.............................................  63,999  2,206,686
 #*Engility Holdings, Inc...................................   6,320    120,080
   Ennis, Inc...............................................  58,838    900,221
  *EnPro Industries, Inc....................................  41,842  1,529,744
   ESCO Technologies, Inc...................................  27,940  1,046,074
   Espey Manufacturing & Electronics Corp...................   5,593    153,584
  *Esterline Technologies Corp..............................  24,152  1,395,744
  *Excel Maritime Carriers, Ltd.............................  11,578      4,840
   Exelis, Inc..............................................   6,092     67,378
  *Exponent, Inc............................................  19,349  1,063,808
  *Federal Signal Corp...................................... 130,649    753,845
  *Flow International Corp.................................. 105,453    350,104
   Forward Air Corp.........................................  21,901    730,836
  *Franklin Covey Co........................................  41,060    493,541
   Franklin Electric Co., Inc...............................  26,195  1,517,738
   FreightCar America, Inc..................................  28,272    544,236
  *Frozen Food Express Industries...........................  29,683     52,242
 #*FTI Consulting, Inc......................................  38,208    991,880
  *Fuel Tech, Inc...........................................  42,845    174,808
  *Furmanite Corp...........................................  78,966    398,778
   G & K Services, Inc. Class A.............................  28,477    918,383
   GATX Corp................................................  28,007  1,161,170
 #*Genco Shipping & Trading, Ltd............................  68,604    208,556
  *Gencor Industries, Inc...................................  10,941     78,666
 #*GenCorp, Inc............................................. 100,625    887,512
  #Generac Holdings, Inc....................................  47,280  1,607,520
  *General Cable Corp.......................................  62,794  1,791,513
  #Geo Group, Inc. (The)....................................  93,170  2,582,672
  *GeoEye, Inc..............................................  26,522    831,995
  *Gibraltar Industries, Inc................................  65,935    821,550
   Global Power Equipment Group, Inc........................  30,265    511,478
  *Goldfield Corp. (The)....................................   2,800      5,320
   Gorman-Rupp Co. (The)....................................  28,158    760,266
  *GP Strategies Corp.......................................  43,118    830,022
   Graham Corp..............................................  19,937    358,268
  #Granite Construction, Inc................................  47,400  1,431,954
   Great Lakes Dredge & Dock Corp........................... 131,945  1,048,963
  *Greenbrier Cos., Inc.....................................  48,489    844,193
   Griffon Corp.............................................  91,355    927,253
   H&E Equipment Services, Inc..............................  76,817  1,169,155
   Hardinge, Inc............................................  27,925    289,862
   Harsco Corp..............................................  45,789    915,322
  *Hawaiian Holdings, Inc................................... 131,661    780,750
  #Healthcare Services Group, Inc...........................  25,427    607,705
   Heartland Express, Inc...................................  63,150    880,942
  #HEICO Corp...............................................  18,329    708,049
   HEICO Corp. Class A......................................  35,161  1,071,707
   Heidrick & Struggles International, Inc..................  38,369    454,289
  #Herman Miller, Inc.......................................  37,500    727,125
  *Hexcel Corp..............................................   9,359    239,216
  *Hill International, Inc..................................  87,347    296,106
  #HNI Corp.................................................  42,083  1,158,124
   Houston Wire & Cable Co..................................  35,815    396,472
  *Hub Group, Inc. Class A..................................  32,954  1,021,904

                                     1030

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Hudson Global, Inc.......................................  61,636 $  249,009
 #*Huntington Ingalls Industries, Inc.......................  32,035  1,357,643
  *Hurco Cos., Inc..........................................  16,988    390,384
  *Huron Consulting Group, Inc..............................  28,610    825,398
  *Hyster-Yale Materials Handling, Inc......................   8,800    361,504
  *Hyster-Yale Materials Handling, Inc. Class B.............   8,800    361,504
  *ICF International, Inc...................................  45,979    843,715
 #*II-VI, Inc...............................................  70,886  1,170,328
 #*InnerWorkings, Inc.......................................  81,611  1,176,831
  *Innotrac Corp............................................     712      1,488
  *Innovative Solutions & Support, Inc......................  39,691    170,671
   Insperity, Inc...........................................  26,597    694,448
   Insteel Industries, Inc..................................  32,437    376,269
  *Integrated Electrical Services, Inc......................  16,819     90,823
   Interface, Inc........................................... 122,955  1,759,486
   International Shipholding Corp...........................  14,919    249,446
   Intersections, Inc.......................................  44,559    413,953
 #*JetBlue Airways Corp..................................... 289,943  1,533,798
   John Bean Technologies Corp..............................  49,696    766,312
  *Kadant, Inc..............................................  23,091    560,880
   Kaman Corp...............................................  28,890  1,074,708
   Kaydon Corp..............................................  24,400    545,584
   Kelly Services, Inc. Class A.............................  51,194    680,368
  *Key Technology, Inc......................................  12,633    110,160
  *Kforce, Inc..............................................  81,218    905,581
   Kimball International, Inc. Class B......................  69,308    827,538
  #Knight Transportation, Inc...............................  83,764  1,266,512
   Knoll, Inc...............................................  33,550    482,784
  *Korn/Ferry International.................................  61,744    826,752
 #*Kratos Defense & Security Solutions, Inc.................  57,605    317,404
   L.B. Foster Co. Class A..................................  18,138    598,735
   L.S. Starrett Co. Class A (The)..........................   5,758     66,044
   Lawson Products, Inc.....................................  19,440    138,218
  *Layne Christensen Co.....................................  40,823    909,945
   Lindsay Corp.............................................  14,054  1,073,304
  *LMI Aerospace, Inc.......................................  26,187    525,835
   LSI Industries, Inc......................................  55,807    378,371
  *Lydall, Inc..............................................  40,300    520,273
  *Magnetek, Inc............................................   1,607     18,448
   Manitowoc Co., Inc. (The)................................ 108,200  1,541,850
   Marten Transport, Ltd....................................  51,914    960,409
 #*MasTec, Inc..............................................  89,929  2,028,798
   Matson, Inc..............................................  36,714    780,172
   McGrath RentCorp.........................................  31,476    826,560
  *Meritor, Inc.............................................  18,500     81,770
  *Metalico, Inc............................................  74,863    159,458
   Met-Pro Corp.............................................  35,649    323,693
  *MFRI, Inc................................................  15,568     85,624
  *Michael Baker Corp.......................................  19,553    442,093
  *Middleby Corp............................................  16,509  2,062,800
   Miller Industries, Inc...................................  26,890    412,762
   Mine Safety Appliances Co................................  38,627  1,491,002
  *Mistras Group, Inc.......................................  34,379    759,432
  *Mobile Mini, Inc.........................................  58,459  1,018,356
  *Moog, Inc. Class A.......................................  10,661    394,564
  *Moog, Inc. Class B.......................................     488     18,105
   Mueller Industries, Inc..................................  43,197  1,892,029
   Mueller Water Products, Inc. Class A..................... 214,157  1,115,758
   Multi-Color Corp.........................................  32,495    738,286
  *MYR Group, Inc...........................................  48,269  1,022,337
   National Presto Industries, Inc..........................   7,976    593,016

                                     1031

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *National Technical Systems, Inc..........................  25,608 $  205,632
  *Navigant Consulting, Inc.................................  64,007    665,033
  *NCI Building Systems, Inc................................  17,046    191,086
   NL Industries, Inc....................................... 130,038  1,322,486
  *NN, Inc..................................................  42,101    348,596
  *Northwest Pipe Co........................................  20,355    467,758
 #*Ocean Power Technologies, Inc............................  15,010     37,225
  *Old Dominion Freight Line, Inc...........................  17,536    588,157
 #*Omega Flex, Inc..........................................  20,621    257,762
  *On Assignment, Inc....................................... 101,799  1,942,325
  *Orbital Sciences Corp....................................  47,679    638,899
  *Orion Energy Systems, Inc................................  49,736     81,567
  *Orion Marine Group, Inc..................................  38,737    259,151
  *Oshkosh Corp.............................................  15,660    469,487
   P.A.M. Transportation Services, Inc......................  20,605    205,020
  *Pacer International, Inc.................................  88,548    317,002
  *Park-Ohio Holdings Corp..................................  31,470    696,116
  *Patrick Industries, Inc..................................  18,661    329,740
  *Patriot Transportation Holding, Inc......................  15,359    430,052
  *Pendrell Corp............................................  52,857     62,900
  *PGT, Inc.................................................  68,796    297,199
  *Pike Electric Corp.......................................  69,115    629,638
 #*PMFG, Inc................................................  16,058    104,377
 #*Portfolio Recovery Associates, Inc.......................  18,701  1,957,060
  *Powell Industries, Inc...................................  27,846  1,107,714
  *PowerSecure International, Inc...........................  34,297    221,559
   Preformed Line Products Co...............................   6,300    339,381
  #Primoris Services Corp...................................  46,364    647,705
   Providence & Worcester Railroad Co.......................   1,886     27,347
 #*Quad/Graphics, Inc.......................................   9,496    174,062
  *Quality Distribution, Inc................................  49,703    427,446
   Quanex Building Products Corp............................  46,330    915,944
  #Raven Industries, Inc....................................  30,062    820,392
 #*RBC Bearings, Inc........................................  24,372  1,210,314
  *RCM Technologies, Inc....................................  21,213    118,369
  *Republic Airways Holdings, Inc........................... 105,885    494,483
   Resources Connection, Inc................................  82,903  1,023,023
  *Roadrunner Transportation Systems, Inc...................  49,060    855,116
  #Robbins & Myers, Inc.....................................  38,214  2,265,326
  *RPX Corp.................................................  11,583    121,969
  *Rush Enterprises, Inc. Class A...........................  44,304    841,776
  *Rush Enterprises, Inc. Class B...........................  18,930    328,814
  *Saia, Inc................................................  44,765  1,011,689
   Sauer-Danfoss, Inc.......................................   2,122     85,007
   Schawk, Inc..............................................  56,309    694,853
  *Seaboard Corp............................................      99    225,852
   SeaCube Container Leasing, Ltd...........................  13,027    241,260
   Servotronics, Inc........................................   4,083     32,133
 #*Shaw Group, Inc. (The)...................................   8,182    358,290
   SIFCO Industries, Inc....................................  12,202    204,384
  #Simpson Manufacturing Co., Inc...........................  52,259  1,591,809
   SkyWest, Inc.............................................  54,166    593,118
  *SL Industries, Inc.......................................  14,437    202,118
  *Sparton Corp.............................................  25,636    346,086
  *Spirit Airlines, Inc.....................................   9,093    159,582
  *Standard Parking Corp....................................  27,963    638,955
   Standard Register Co. (The)..............................  46,619     29,836
   Standex International Corp...............................  32,398  1,498,084
  #Steelcase, Inc. Class A..................................  89,369    894,584
  *Sterling Construction Co., Inc...........................  29,272    260,521
   Sun Hydraulics Corp......................................  36,421    970,255

                                     1032

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Industrials -- (Continued)
  *Supreme Industries, Inc. Class A.......................   6,279 $     22,228
 #*Swift Transportation Co................................  91,199      889,190
  *SYKES Enterprises, Inc.................................  51,985      708,036
   Sypris Solutions, Inc..................................  25,625      161,438
  #TAL International Group, Inc...........................  39,709    1,355,665
  *Taser International, Inc............................... 117,616      918,581
  *Team, Inc..............................................  41,375    1,356,272
  *Tecumseh Products Co. Class A..........................  16,716       84,081
  *Tecumseh Products Co. Class B..........................   2,206       11,471
  *Teledyne Technologies, Inc.............................  14,770      945,723
   Tennant Co.............................................  16,581      620,461
  *Tetra Tech, Inc........................................  61,747    1,601,717
  #Textainer Group Holdings, Ltd..........................  44,841    1,354,198
  *Thermon Group Holdings, Inc............................   4,179      103,806
   Titan International, Inc...............................  69,401    1,456,033
 #*Titan Machinery, Inc...................................  49,519    1,171,124
  *TMS International Corp. Class A........................   3,178       33,305
  #Toro Co. (The).........................................  11,110      469,064
  *TRC Cos., Inc..........................................  47,541      342,771
 #*Trex Co., Inc..........................................  26,108      912,214
  *Trimas Corp............................................  57,015    1,429,936
  #Triumph Group, Inc.....................................  46,890    3,067,544
  *TrueBlue, Inc..........................................  73,127      954,307
  *Tufco Technologies, Inc................................   1,800        8,298
  *Tutor Perini Corp......................................  42,859      434,590
   Twin Disc, Inc.........................................  24,798      375,938
  *Ultralife Corp.........................................  41,641      127,838
   UniFirst Corp..........................................  18,468    1,284,819
 #*United Rentals, Inc....................................  53,799    2,187,467
  #United Stationers, Inc.................................  55,448    1,609,101
   Universal Forest Products, Inc.........................  26,813    1,032,300
  *Universal Security Instruments, Inc....................   1,120        4,928
   Universal Truckload Services, Inc......................  29,388      465,506
 #*US Airways Group, Inc.................................. 133,986    1,631,949
   US Ecology, Inc........................................  36,964      877,156
  *USA Truck, Inc.........................................  25,619       73,014
 #*USG Corp...............................................  46,873    1,251,978
   UTi Worldwide, Inc.....................................  72,076    1,001,136
  *Versar, Inc............................................  22,996       86,465
   Viad Corp..............................................  43,688      926,622
  *Vicor Corp.............................................  33,325      212,614
  *Virco Manufacturing Corp...............................  16,500       39,765
   VSE Corp...............................................   7,747      183,217
   Watsco, Inc. Class B...................................   1,348       93,012
  #Watts Water Technologies, Inc. Class A.................  40,117    1,613,907
  #Werner Enterprises, Inc................................  57,599    1,333,993
 #*WESCO International, Inc...............................   1,446       93,816
  *Willdan Group, Inc.....................................   3,099        4,741
  *Willis Lease Finance Corp..............................  11,622      165,265
 #*XPO Logistics, Inc.....................................  30,150      413,960
                                                                   ------------
Total Industrials.........................................          238,494,325
                                                                   ------------
Information Technology -- (14.3%)
 #*3D Systems Corp........................................  78,815    3,428,452
  *Accelrys, Inc.......................................... 120,493    1,078,412
 #*ACI Worldwide, Inc.....................................  37,260    1,456,866
 #*Active Network, Inc. (The).............................   3,869       34,279
  *Actuate Corp........................................... 103,572      552,039
  *Acxiom Corp............................................  84,993    1,551,122
  *ADDvantage Technologies Group, Inc.....................  13,988       28,815
  *Advanced Energy Industries, Inc........................  88,900    1,049,909

                                     1033

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
 #*Advent Software, Inc.....................................  43,884 $  952,283
  *Aeroflex Holding Corp....................................  10,238     65,114
  *Aetrium, Inc.............................................  19,579     12,531
  *Agilysys, Inc............................................  34,856    284,774
  *Alpha & Omega Semiconductor, Ltd.........................  10,275     87,543
   American Software, Inc. Class A..........................  55,346    453,284
 #*Amkor Technology, Inc.................................... 133,735    577,735
 #*Amtech Systems, Inc......................................  20,021     64,468
  *ANADIGICS, Inc........................................... 110,526    161,368
  *Analysts International Corp..............................   1,900      6,935
  *Anaren, Inc..............................................  32,870    592,646
 #*Ancestry.com, Inc........................................   5,990    189,284
  *AOL, Inc.................................................  69,740  2,394,174
  *Applied Micro Circuits Corp.............................. 112,311    651,404
 #*Arris Group, Inc......................................... 170,706  2,345,500
 #*Aspen Technology, Inc....................................  21,002    520,430
   Astro-Med, Inc...........................................   5,157     42,442
  *ATMI, Inc................................................  47,820    944,445
  *Aviat Networks, Inc......................................  60,112    137,055
  *Avid Technology, Inc.....................................  74,541    437,556
   Aware, Inc...............................................  31,813    193,741
  *Axcelis Technologies, Inc................................ 128,166    117,464
  *AXT, Inc.................................................  90,440    290,312
   Badger Meter, Inc........................................  31,786  1,361,712
   Bel Fuse, Inc. Class A...................................   4,111     62,898
   Bel Fuse, Inc. Class B...................................  22,450    371,772
  *Benchmark Electronics, Inc...............................  66,556    986,360
   Black Box Corp...........................................  33,789    740,655
  #Blackbaud, Inc...........................................  42,176  1,002,524
  *Blucora, Inc.............................................  98,115  1,721,918
  *Bottomline Technologies, Inc.............................  37,887    886,556
 #*BroadVision, Inc.........................................   8,795     69,832
   Brooks Automation, Inc...................................  73,481    530,533
  *Bsquare Corp.............................................  21,382     63,077
  *BTU International, Inc...................................  20,546     40,065
   Cabot Microelectronics Corp..............................  26,550    791,190
 #*CACI International, Inc. Class A.........................  28,099  1,417,033
  *CalAmp Corp..............................................  65,729    583,674
 #*Calix, Inc...............................................  41,589    276,567
  *Cardtronics, Inc.........................................  36,776  1,044,806
  *Cascade Microtech, Inc...................................  20,463    107,431
   Cass Information Systems, Inc............................  20,997    881,244
  *CEVA, Inc................................................  37,919    574,473
  *Checkpoint Systems, Inc..................................  43,000    349,160
  *Chyron International Corp................................   1,300        975
  *CIBER, Inc............................................... 143,154    446,640
 #*Cirrus Logic, Inc........................................ 109,053  4,445,000
  *Clearfield, Inc..........................................  30,926    154,630
  #Cognex Corp..............................................  39,844  1,452,712
  *Coherent, Inc............................................  24,131  1,101,580
   Cohu, Inc................................................  54,623    480,682
..#*Commerce One LLC.........................................   1,966         --
   Communications Systems, Inc..............................  22,540    233,514
 #*CommVault Systems, Inc...................................  23,531  1,469,982
  *Computer Task Group, Inc.................................  45,193    842,849
  *Compuware Corp...........................................  57,557    498,444
  *comScore, Inc............................................   9,035    128,026
   Comtech Telecommunications Corp..........................  31,096    782,686
 #*Comverse Technology, Inc................................. 139,503    919,325
   Concurrent Computer Corp.................................  18,453     96,509
 #*Constant Contact, Inc....................................   5,333     65,809

                                     1034

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
   Convergys Corp........................................... 170,395 $2,864,340
  *CoreLogic, Inc...........................................  78,619  1,871,132
 #*CoStar Group, Inc........................................  32,679  2,709,089
  *Cray, Inc................................................  93,041  1,132,309
  #Crexendo, Inc............................................   6,053     13,922
  *CSG Systems International, Inc...........................  71,089  1,465,144
   CSP, Inc.................................................   1,770      8,903
   CTS Corp.................................................  68,434    566,634
  *CyberOptics Corp.........................................  22,727    170,452
 #*Cymer, Inc...............................................  34,206  2,725,876
   Daktronics, Inc..........................................  84,044    737,066
  *Datalink Corp............................................  46,119    375,409
  *Dataram Corp.............................................  15,135      8,778
 #*DealerTrack Holdings, Inc................................  46,820  1,279,591
 #*Demand Media, Inc........................................  27,534    234,865
  *Dice Holdings, Inc....................................... 115,309  1,018,178
  *Digi International, Inc..................................  57,051    537,420
   Digimarc Corp............................................  17,348    340,715
  *Digital River, Inc.......................................  29,578    424,149
  *Diodes, Inc..............................................  40,113    608,113
  *Ditech Networks, Inc.....................................  30,923     44,220
  *Dot Hill Systems Corp....................................  99,183     96,208
  *DSP Group, Inc...........................................  50,499    277,744
  *DTS, Inc.................................................  39,034    818,933
  *Dynamics Research Corp...................................  23,749    153,181
   EarthLink, Inc........................................... 157,051    995,703
  #Ebix, Inc................................................  42,888    934,530
  *Edgewater Technology, Inc................................  10,739     37,372
   Electro Rent Corp........................................  56,469    887,693
   Electro Scientific Industries, Inc.......................  58,639    626,265
  *Electronics for Imaging, Inc.............................  66,427  1,153,173
  *Ellie Mae, Inc...........................................   4,165    104,125
 #*eMagin Corp..............................................  23,626    103,246
 #*EMCORE Corp..............................................  35,721    166,103
  *Emulex Corp..............................................  87,427    608,492
  *Entegris, Inc............................................  97,311    798,923
  *Entropic Communications, Inc............................. 160,198    770,552
  *Envestnet, Inc...........................................  21,270    297,355
   EPIQ Systems, Inc........................................  73,086    892,380
  *ePlus, Inc...............................................  19,530    698,588
  *Euronet Worldwide, Inc...................................  56,870  1,153,892
  *Exar Corp................................................ 109,584    936,943
  *ExlService Holdings, Inc.................................  35,150  1,041,846
  *Extreme Networks......................................... 226,216    737,464
  *Fabrinet.................................................   9,123     87,854
  #Fair Isaac Corp..........................................  47,990  2,236,334
  *Fairchild Semiconductor International, Inc...............  96,193  1,131,230
  *FalconStor Software, Inc.................................   4,800     10,656
  *FARO Technologies, Inc...................................  32,288  1,297,978
  #FEI Co...................................................  43,300  2,383,665
 #*Finisar Corp.............................................  88,158  1,015,580
  *FormFactor, Inc..........................................  84,129    383,628
   Forrester Research, Inc..................................  35,124  1,016,489
  *Frequency Electronics, Inc...............................  19,508    163,672
  *GigOptix, Inc............................................     700      1,204
  *Global Cash Access Holdings, Inc......................... 182,168  1,284,284
  *Globecomm Systems, Inc...................................  60,188    653,040
  *GSE Systems, Inc.........................................  33,450     59,876
  *GSI Group, Inc...........................................  63,299    491,833
  *GSI Technology, Inc......................................  61,196    342,086
 #*GT Advanced Technologies, Inc............................  57,131    247,949

                                     1035

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Guidance Software, Inc...................................  22,628 $  275,609
  *Hackett Group, Inc. (The)................................  96,523    375,474
  *Harmonic, Inc............................................ 139,461    605,261
  *Hauppauge Digital, Inc...................................  14,537     13,374
   Heartland Payment Systems, Inc...........................  30,816    803,681
 #*Higher One Holdings, Inc.................................  14,755    186,356
 #*Hittite Microwave Corp...................................  17,786  1,007,399
  *Hutchinson Technology, Inc...............................  41,977     58,768
  *I.D. Systems, Inc........................................  23,495    123,349
  *Identive Group, Inc...................................... 106,358    127,630
  *IEC Electronics Corp.....................................  22,686    163,793
  *iGATE Corp...............................................  90,377  1,450,551
  *iGo, Inc.................................................  51,265     13,329
  *Imation Corp.............................................  32,780    149,805
  *Immersion Corp...........................................  53,726    232,096
 #*Infinera Corp............................................  75,164    369,807
  *Innodata, Inc............................................  59,616    214,021
  *Inphi Corp...............................................  25,523    213,628
  *Insight Enterprises, Inc.................................  55,890    903,741
  *Integrated Device Technology, Inc........................ 209,150  1,137,776
  *Integrated Silicon Solution, Inc.........................  64,686    553,065
  *Intellicheck Mobilisa, Inc...............................  40,531     59,581
  *Interactive Intelligence Group, Inc......................  24,623    780,795
  *Intermec, Inc............................................  43,121    292,360
  *Internap Network Services Corp........................... 128,756    881,979
 #*International Rectifier Corp.............................  72,405  1,121,553
  *Interphase Corp..........................................  15,755     33,716
   Intersil Corp. Class A................................... 124,482    877,598
  *Intevac, Inc.............................................  40,992    204,960
  *IntraLinks Holdings, Inc.................................   2,694     15,059
  *IntriCon Corp............................................  16,201     79,871
 #*IPG Photonics Corp.......................................   3,925    208,339
  *Iteris, Inc..............................................  58,990     93,204
 #*Itron, Inc...............................................  38,870  1,596,002
 #*Ixia.....................................................  83,339  1,167,579
  *IXYS Corp................................................  70,033    666,714
  #j2 Global, Inc...........................................  44,334  1,331,793
 #*JDA Software Group, Inc..................................  46,262  1,764,433
  *Kemet Corp...............................................  53,934    244,860
  *Kenexa Corp..............................................  35,374  1,625,789
  *Key Tronic Corp..........................................  30,100    341,635
   Keynote Systems, Inc.....................................  37,106    530,245
 #*KIT Digital, Inc.........................................  64,234    178,571
  *Kopin Corp............................................... 145,834    548,336
  *Kulicke & Soffa Industries, Inc.......................... 101,885  1,045,340
  *KVH Industries, Inc......................................  35,615    492,199
  *Lattice Semiconductor Corp............................... 146,313    567,694
  #Lender Processing Services, Inc..........................  43,342  1,044,976
  *LGL Group, Inc. (The)....................................   5,074     31,053
  *Limelight Networks, Inc.................................. 204,762    432,048
  *Lionbridge Technologies, Inc.............................  29,774     94,384
 #*Liquidity Services, Inc..................................  43,203  1,781,260
   Littlefuse, Inc..........................................  28,600  1,532,960
  *LogMeIn, Inc.............................................     400      9,872
  *LoJack Corp..............................................  42,858     97,716
   Loral Space & Communications, Inc........................  14,877  1,170,225
  *LTX-Credence Corp........................................  90,829    505,918
  *Magnachip Semiconductor Corp.............................  27,353    307,721
 #*Manhattan Associates, Inc................................  19,274  1,156,440
   ManTech International Corp. Class A......................  16,430    377,397
   Marchex, Inc. Class B....................................  53,747    219,825

                                     1036

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Market Leader, Inc.......................................  67,535 $  459,238
 #*Mattersight Corp.........................................  13,991     77,370
  *Mattson Technology, Inc.................................. 137,050    123,002
   MAXIMUS, Inc.............................................  32,282  1,781,321
  *MaxLinear, Inc. Class A..................................  10,923     62,043
 #*Maxwell Technologies, Inc................................     800      5,208
  *Measurement Specialties, Inc.............................  36,932  1,204,353
  *MEMSIC, Inc..............................................  19,187     33,577
 #*Mentor Graphics Corp..................................... 123,538  1,917,310
  *Mercury Computer Systems, Inc............................  55,881    457,945
   Mesa Laboratories, Inc...................................   6,345    309,446
   Methode Electronics, Inc.................................  72,528    733,983
   Micrel, Inc..............................................  73,477    711,992
 #*Microsemi Corp...........................................  82,926  1,592,179
 #*Mindspeed Technologies, Inc..............................  49,890    170,125
  *MIPS Technologies, Inc................................... 117,787    823,331
  #MKS Instruments, Inc.....................................  62,805  1,484,082
   MOCON, Inc...............................................  11,568    175,024
  *ModusLink Global Solutions, Inc..........................  84,702    248,177
  *MoneyGram International, Inc.............................  10,475    162,782
  *Monolithic Power Systems, Inc............................  70,612  1,371,991
   Monotype Imaging Holdings, Inc...........................  72,466  1,109,454
 #*Monster Worldwide, Inc...................................  56,927    354,086
  *MoSys, Inc...............................................  64,124    259,061
  *Move, Inc................................................  84,590    701,251
   MTS Systems Corp.........................................  19,647    990,405
  *Multi-Fineline Electronix, Inc...........................  36,866    779,347
  *Nanometrics, Inc.........................................  50,689    697,481
  *NAPCO Security Technologies, Inc.........................  40,293    135,787
  *NCI, Inc. Class A........................................  13,413     75,381
  *NeoPhotonics Corp........................................   2,097     11,009
 #*NETGEAR, Inc.............................................  41,819  1,484,993
 #*NetList, Inc.............................................  48,220     53,042
  *NetScout Systems, Inc....................................  64,833  1,603,320
  *NeuStar, Inc. Class A....................................     700     25,613
  *Newport Corp.............................................  60,817    658,040
   NIC, Inc.................................................  20,171    288,445
  *Novatel Wireless, Inc....................................  53,698     88,602
  *NumereX Corp. Class A....................................  34,182    392,409
 #*Oclaro, Inc..............................................  44,433     87,533
  *Official Payments Holdings, Inc..........................  32,296    165,033
  *OmniVision Technologies, Inc.............................  60,316    862,519
  *Online Resources Corp....................................  58,021    167,100
 #*Onvia, Inc...............................................   3,803     14,756
 #*OpenTable, Inc...........................................   7,812    366,930
  *Oplink Communications, Inc...............................  48,674    723,296
   OPNET Technologies, Inc..................................  33,179  1,407,785
   Optical Cable Corp.......................................  17,561     74,107
 #*OSI Systems, Inc.........................................  29,110  2,306,968
  *PAR Technology Corp......................................  32,181    172,168
   Park Electrochemical Corp................................  32,970    818,315
   PC Connection, Inc.......................................  61,775    635,665
  *PC Mall, Inc.............................................  28,324    180,141
   PC-Tel, Inc..............................................  39,723    258,994
  *PDF Solutions, Inc.......................................  48,486    641,955
  *Perceptron, Inc..........................................  24,048    126,973
  *Perficient, Inc..........................................  74,900    851,613
  *Performance Technologies, Inc............................  25,604     30,469
  *Pericom Semiconductor Corp...............................  55,353    427,879
  *Pervasive Software, Inc..................................  47,844    410,502
  *Photronics, Inc.......................................... 115,891    566,707

                                     1037

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Pixelworks, Inc..........................................  33,255 $   77,484
  *Planar Systems, Inc......................................  29,908     39,479
  #Plantronics, Inc.........................................  41,400  1,343,016
  *Plexus Corp..............................................  45,907  1,235,357
  *PLX Technology, Inc...................................... 100,486    435,104
  *PMC-Sierra, Inc.......................................... 258,477  1,209,672
   Power Integrations, Inc..................................  32,553    962,918
 #*Power-One, Inc........................................... 111,584    449,684
  *Presstek, Inc............................................  43,299     21,433
  *PRGX Global, Inc.........................................  59,283    463,593
 #*Procera Networks, Inc....................................   1,980     44,847
 #*Progress Software Corp...................................  77,464  1,527,590
  *PROS Holdings, Inc.......................................  10,085    194,943
   QAD, Inc. Class A........................................  24,505    299,696
   QAD, Inc. Class B........................................   6,515     78,180
 #*QLogic Corp..............................................  85,566    802,609
  *Qualstar Corp............................................  12,400     17,236
 #*QuinStreet, Inc..........................................  11,713     71,684
  *Radisys Corp.............................................  52,323    148,597
 #*RealD, Inc...............................................   9,865     92,238
  *RealNetworks, Inc........................................  72,020    545,191
  *Reis, Inc................................................  15,451    180,699
  *Relm Wireless Corp.......................................  29,676     49,856
 #*Remark Media, Inc........................................  14,739     16,508
  *Responsys, Inc...........................................  27,898    249,408
   RF Industries, Ltd.......................................   5,082     22,412
 #*RF Micro Devices, Inc.................................... 236,697  1,043,834
   Richardson Electronics, Ltd..............................  30,460    354,859
   Rimage Corp..............................................  21,930    131,141
  *Rofin-Sinar Technologies, Inc............................  36,445    663,663
  *Rogers Corp..............................................  24,439    963,141
 #*Rosetta Stone, Inc.......................................  39,800    466,058
 #*Rubicon Technology, Inc..................................  44,265    384,663
  *Rudolph Technologies, Inc................................  78,100    742,731
  *Saba Software, Inc.......................................  30,061    303,015
  *Sanmina-SCI Corp.........................................  75,105    667,683
  *Sapient Corp............................................. 114,211  1,174,089
  *ScanSource, Inc..........................................  29,913    874,955
  *Scientific Learning Corp.................................  26,056     22,669
  *SciQuest, Inc............................................   1,822     27,658
  *SeaChange International, Inc.............................  75,765    685,673
  *Selectica, Inc...........................................   1,042      5,658
 #*Semtech Corp.............................................  65,709  1,640,754
  *Sevcon, Inc..............................................   4,832     20,149
  *ShoreTel, Inc............................................  69,460    307,708
  *Sigma Designs, Inc.......................................  45,713    271,535
 #*Silicon Graphics International Corp......................  41,477    320,202
  *Silicon Image, Inc....................................... 146,090    642,796
  *Silicon Laboratories, Inc................................  17,600    711,392
  *Smith Micro Software, Inc................................  56,638     70,798
  *SMTC Corp................................................  10,494     29,383
  *Sonus Networks, Inc...................................... 248,700    462,582
  *Soundbite Communications, Inc............................   4,790     11,256
 #*Sourcefire, Inc..........................................  25,577  1,094,440
  *Spansion, Inc. Class A...................................  32,819    363,963
 #*Spark Networks, Inc......................................  42,721    280,250
 #*SS&C Technologies Holdings, Inc..........................  31,641    760,333
  *Stamps.com, Inc..........................................  24,688    679,414
  *StarTek, Inc.............................................  25,558     74,118
 #*STEC, Inc................................................  82,526    484,428
 #*Stratasys, Inc...........................................  29,742  1,982,899

                                     1038

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Information Technology -- (Continued)
  *Super Micro Computer, Inc..............................  44,960 $    355,634
  *Supertex, Inc..........................................  26,761      511,403
  *Support.com, Inc.......................................  95,591      443,542
  *Sycamore Networks, Inc.................................  36,135      208,860
  *Symmetricom, Inc.......................................  93,205      573,211
 #*Synaptics, Inc.........................................  27,717      641,926
  *Synchronoss Technologies, Inc..........................   9,232      189,164
  *SYNNEX Corp............................................  58,459    1,893,487
  *Take-Two Interactive Software, Inc.....................  74,071      825,892
  *Tech Data Corp.........................................   8,730      386,826
  *TechTarget, Inc........................................  57,889      276,709
  *TeleCommunication Systems, Inc. Class A................ 106,880      226,586
  *TeleNav, Inc...........................................  61,531      433,178
  *TeleTech Holdings, Inc.................................  62,869    1,058,714
   Tellabs, Inc........................................... 147,403      430,417
   Telular Corp...........................................  43,142      430,989
   Tessco Technologies, Inc...............................  18,787      390,770
   Tessera Technologies, Inc..............................  58,942      835,208
   TheStreet, Inc.........................................  73,298      118,743
  *TNS, Inc...............................................  38,402      549,917
  *Transact Technologies, Inc.............................  21,556      166,843
 #*Travelzoo, Inc.........................................   1,260       22,491
  *Trio-Tech International................................     400          708
  *TriQuint Semiconductor, Inc............................ 192,479      904,651
  *TSR, Inc...............................................     300        1,275
  *TTM Technologies, Inc..................................  80,481      724,329
  *Tyler Technologies, Inc................................  34,175    1,633,907
 #*Ultimate Software Group, Inc...........................   2,656      269,212
  *Ultra Clean Holdings...................................  37,965      175,778
  *Ultratech, Inc.........................................  36,610    1,131,615
  *Unisys Corp............................................  21,678      369,610
   United Online, Inc..................................... 208,134    1,115,598
 #*USA Technologies, Inc..................................  42,977       64,466
  *UTStarcom Holdings Corp................................ 134,478      133,133
 #*ValueClick, Inc........................................  93,902    1,565,346
 #*Veeco Instruments, Inc.................................  34,477    1,058,444
 #*Verint Systems, Inc....................................  22,727      619,765
 #*ViaSat, Inc............................................  15,800      613,672
 #*Viasystems Group, Inc..................................  10,156      155,488
  *Vicon Industries, Inc..................................  12,267       36,188
  *Video Display Corp.....................................  29,556      105,219
 #*VirnetX Holding Corp...................................      91        2,735
  *Virtusa Corp...........................................  57,462      986,048
 #*Vishay Intertechnology, Inc............................ 158,809    1,314,939
  *Vishay Precision Group, Inc............................   4,416       57,629
 #*VistaPrint NV..........................................  35,640    1,085,951
  *Volterra Semiconductor Corp............................  29,470      535,470
   Wayside Technology Group, Inc..........................  12,677      156,941
  *Web.com Group, Inc.....................................  51,728      816,268
  *Websense, Inc..........................................  24,602      325,238
  *Westell Technologies, Inc. Class A..................... 119,124      243,013
 #*WEX, Inc...............................................   6,152      453,895
  *WPCS International, Inc................................   5,182        2,643
  *XO Group, Inc..........................................  65,366      526,196
   Xyratex, Ltd...........................................  67,299      556,563
 #*Zebra Technologies Corp. Class A.......................  14,487      520,518
  *Zix Corp............................................... 117,982      342,148
  *Zygo Corp..............................................  44,558      829,670
                                                                   ------------
Total Information Technology..............................          223,023,828
                                                                   ------------

                                     1039

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Materials -- (5.0%)
   A. Schulman, Inc.........................................  39,305 $1,008,566
 #*A.M. Castle & Co.........................................  44,498    540,651
  *AEP Industries, Inc......................................  15,313    978,960
  #AK Steel Holding Corp....................................  67,672    341,067
   AMCOL International Corp.................................  33,527  1,058,783
  *American Pacific Corp....................................  15,105    199,688
   American Vanguard Corp...................................  64,951  2,320,699
 #*Arabian American Development Co..........................  15,657    133,711
   Balchem Corp.............................................  26,831    934,524
   Boise, Inc............................................... 129,900  1,089,861
   Buckeye Technologies, Inc................................  76,189  1,996,152
  *Calgon Carbon Corp.......................................  57,003    706,267
  #Carpenter Technology Corp................................  22,096  1,074,087
  *Century Aluminum Co......................................  64,643    462,197
   Chase Corp...............................................  19,295    355,607
  *Chemtura Corp............................................  48,482    772,318
  *Clearwater Paper Corp....................................  22,117    874,506
  *Coeur d'Alene Mines Corp.................................  26,700    825,297
   Commercial Metals Co..................................... 130,977  1,802,244
  *Contango ORE, Inc........................................   2,399     16,193
  *Continental Materials Corp...............................   1,135     13,864
  *Core Molding Technologies, Inc...........................  24,525    172,165
   Deltic Timber Corp.......................................  10,217    693,326
  #Eagle Materials, Inc.....................................  49,700  2,632,609
  *Ferro Corp...............................................  79,306    208,575
 #*Flotek Industries, Inc...................................  21,500    238,865
   Friedman Industries, Inc.................................  15,233    163,450
   FutureFuel Corp..........................................   6,326     74,584
 #*General Moly, Inc........................................ 181,639    672,064
   Georgia Gulf Corp........................................  31,063  1,099,320
  #Globe Specialty Metals, Inc..............................  41,730    627,202
 #*Golden Minerals Co.......................................   3,249     14,198
  *Graphic Packaging Holding Co............................. 274,844  1,627,076
   H.B. Fuller Co...........................................  55,958  1,701,123
   Hawkins, Inc.............................................  22,677    886,671
   Haynes International, Inc................................  23,455  1,188,699
  *Headwaters, Inc.......................................... 115,736    832,142
   Hecla Mining Co..........................................  16,925    111,366
  *Horsehead Holding Corp...................................  82,764    749,014
   Innophos Holdings, Inc...................................  31,295  1,491,207
  *Innospec, Inc............................................  34,589  1,119,992
 #*Intrepid Potash, Inc.....................................  12,214    265,410
   Kaiser Aluminum Corp.....................................  24,077  1,458,585
  *KapStone Paper & Packaging Corp..........................  76,202  1,674,158
   KMG Chemicals, Inc.......................................  27,369    467,463
   Koppers Holdings, Inc....................................  16,148    576,484
  *Kraton Performance Polymers, Inc.........................  25,135    548,446
  *Landec Corp..............................................  62,597    677,300
  *Louisiana-Pacific Corp................................... 183,497  2,897,418
  *LSB Industries, Inc......................................  32,790  1,320,453
   Materion Corp............................................  36,371    761,972
  *McEwen Mining, Inc.......................................  20,089     97,633
  *Mercer International, Inc................................  90,027    629,289
  *Metals USA Holdings Corp.................................  53,837    784,943
   Minerals Technologies, Inc...............................  22,365  1,602,676
 #*Mines Management, Inc....................................  23,303     27,964
  *Mod-Pac Corp.............................................   5,715     38,348
   Myers Industries, Inc....................................  89,037  1,320,419
   Neenah Paper, Inc........................................  34,308    888,577
   NewMarket Corp...........................................   7,700  2,089,087
   Noranda Aluminum Holding Corp............................  58,017    355,644

                                     1040

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Materials -- (Continued)
  *Northern Technologies International Corp................   7,993 $    88,802
   Olin Corp...............................................  72,506   1,503,774
   Olympic Steel, Inc......................................  24,946     449,028
  *OM Group, Inc...........................................  39,000     788,970
  *Omnova Solutions, Inc...................................  95,659     749,967
   P.H. Glatfelter Co......................................  71,213   1,268,304
  *Penford Corp............................................  24,428     188,096
   PolyOne Corp............................................  92,455   1,750,173
   Quaker Chemical Corp....................................  33,824   1,792,334
 #*Resolute Forest Products................................   5,869      71,602
  *RTI International Metals, Inc...........................  33,400     761,186
   Schnitzer Steel Industries, Inc. Class A................  21,612     616,158
   Schweitzer-Mauduit International, Inc...................  49,148   1,721,654
   Sensient Technologies Corp..............................  37,527   1,365,232
  *Spartech Corp...........................................  40,149     343,675
   Stepan Co...............................................  11,603   1,111,567
 #*Stillwater Mining Co....................................  83,359     867,767
  *SunCoke Energy, Inc.....................................  21,696     348,655
   Synalloy Corp...........................................  15,685     215,982
 #*Texas Industries, Inc...................................  44,165   1,904,836
   Tredegar Corp...........................................  30,500     517,585
  *United States Lime & Minerals, Inc......................  12,780     559,892
  *Universal Stainless & Alloy Products, Inc...............  17,848     613,971
   Wausau Paper Corp....................................... 129,988   1,075,001
   Westlake Chemical Corp..................................  34,525   2,625,972
  #Worthington Industries, Inc.............................  82,330   1,779,975
   Zep, Inc................................................  46,908     672,192
  *Zoltek Cos., Inc........................................  72,928     499,557
                                                                    -----------
Total Materials............................................          78,543,066
                                                                    -----------
Other -- (0.0%)
 .*Allen Organ Co. Escrow Shares...........................     700          --
 .*Gerber Scientific, Inc. Escrow Shares...................  58,381          --
 .*Petrocorp, Inc. Escrow Shares...........................   5,200         312
 .*Price Communications Liquidation Trust..................  68,586          --
                                                                    -----------
Total Other................................................                 312
                                                                    -----------
Telecommunication Services -- (0.6%)
   Atlantic Tele-Network, Inc..............................  26,846   1,112,498
 #*Boingo Wireless, Inc....................................   6,442      47,155
  *Cbeyond, Inc............................................  25,947     198,754
 #*Cincinnati Bell, Inc.................................... 245,250   1,277,752
   Consolidated Communications Holdings, Inc...............  58,659     905,692
  *General Communications, Inc. Class A....................  92,715     810,329
 #*Hawaiian Telcom Holdco, Inc.............................   3,202      54,658
   HickoryTech Corp........................................  34,398     366,339
   IDT Corp. Class B.......................................  45,969     465,206
 #*Iridium Communications, Inc............................. 112,323     830,067
   Lumos Networks Corp.....................................  12,550      98,768
  *Neutral Tandem, Inc.....................................  56,590     261,446
   NTELOS Holdings Corp....................................  16,094     245,434
  *ORBCOMM, Inc............................................  95,556     334,446
  *Premiere Global Services, Inc........................... 125,231   1,064,464
   Primus Telecommunications Group, Inc....................   7,442     108,876
   Shenandoah Telecommunications Co........................  36,979     581,310
   USA Mobility, Inc.......................................  49,865     551,008
   Warwick Valley Telephone Co.............................   6,834      89,799
                                                                    -----------
Total Telecommunication Services...........................           9,404,001
                                                                    -----------

                                     1041

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          Shares     Value+
                                                          ------ --------------
Utilities -- (2.2%)
  #ALLETE, Inc........................................... 45,654 $    1,900,119
   American States Water Co.............................. 20,867        918,565
   Artesian Resources Corp. Class A...................... 17,365        399,569
  #Avista Corp........................................... 70,665      1,796,304
  #Black Hills Corp...................................... 49,990      1,788,142
 #*Cadiz, Inc............................................  4,280         36,808
   California Water Service Group........................ 38,695        712,762
   CH Energy Group, Inc.................................. 17,837      1,159,940
   Chesapeake Utilities Corp............................. 20,760        975,097
   Cleco Corp............................................ 10,981        473,830
   Connecticut Water Services, Inc....................... 20,021        613,243
   Consolidated Water Co., Ltd........................... 22,624        177,598
   Delta Natural Gas Co., Inc............................ 17,638        346,763
 #*Dynegy, Inc...........................................    205          3,833
  #El Paso Electric Co................................... 49,500      1,682,505
   Empire District Electric Co. (The).................... 47,790      1,037,521
   Gas Natural, Inc...................................... 18,750        187,125
   Genie Energy, Ltd. Class B............................ 44,919        314,882
   IDACORP, Inc..........................................  7,995        357,536
   Laclede Group, Inc. (The)............................. 23,836        992,531
  #MGE Energy, Inc....................................... 27,184      1,430,966
   Middlesex Water Co.................................... 34,446        666,186
  #New Jersey Resources Corp............................. 33,082      1,470,826
   Northwest Natural Gas Co.............................. 30,416      1,415,256
   NorthWestern Corp..................................... 44,135      1,580,474
  #Ormat Technologies, Inc............................... 24,410        464,522
   Otter Tail Corp....................................... 40,694        981,946
  #PNM Resources, Inc.................................... 99,252      2,199,424
   Portland General Electric Co..........................    990         27,126
   RGC Resources, Inc.................................... 13,188        236,065
   SJW Corp.............................................. 40,084        971,636
   South Jersey Industries, Inc.......................... 33,387      1,689,048
   Southwest Gas Corp.................................... 15,573        676,958
 #*Synthesis Energy Systems, Inc......................... 52,632         67,895
   UIL Holdings Corp..................................... 49,500      1,790,415
   Unitil Corp........................................... 26,993        717,744
   UNS Energy Corp....................................... 35,463      1,512,142
   WGL Holdings, Inc.....................................  9,805        389,945
   York Water Co......................................... 25,979        451,255
                                                                 --------------
Total Utilities..........................................            34,614,502
                                                                 --------------
TOTAL COMMON STOCKS......................................         1,325,541,651
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc.....................................    166         11,675
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
 .*Camco Financial Corp. Rights 11/01/12.................    750             75
 .*Capital Bank Corp. Contingent Value Rights............  3,283             --
  *Capital Bank Financial Corp. Contingent Value Rights.. 39,963          8,792
 .*CVR Energy, Inc. Contingent Value Rights.............. 93,364             --
  *Dynegy, Inc...........................................  3,202          5,187
 .*Emergent Biosolutions, Inc. Contingent Value Rights... 11,896             --
  *FieldPoint Petroleum Corp. Warrants 03/23/17.......... 18,199         18,927
                                                                 --------------
TOTAL RIGHTS/WARRANTS....................................                32,981
                                                                 --------------

                                     1042

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       Shares        Value+
                                                     ----------- --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................   5,806,401 $    5,806,401
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@DFA Short Term Investment Fund..................  19,745,019    228,449,866
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $621,042
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $622,911) to be repurchased at
     $602,943....................................... $       603        602,938
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                229,052,804
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,156,520,287)............................             $1,560,445,512
                                                                 ==============

                                     1043

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Shares    Value+
                                                             ------- ----------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (13.3%)
  *1-800-FLOWERS.COM, Inc. Class A..........................  19,117 $   69,395
   A.H. Belo Corp. Class A..................................   7,488     37,440
   Aaron's, Inc.............................................  48,639  1,499,540
  #Abercrombie & Fitch Co. Class A..........................  37,949  1,160,480
  #Advance Auto Parts, Inc..................................   3,500    248,290
  *Aeropostale, Inc.........................................  36,507    436,259
  *AFC Enterprises, Inc.....................................   9,402    238,059
  *Amazon.com, Inc..........................................  14,300  3,329,326
   Ambassadors Group, Inc...................................   9,192     47,063
  *AMC Networks, Inc. Class A...............................  12,828    599,324
   Amcon Distributing Co....................................     116      7,306
   American Eagle Outfitters, Inc........................... 115,622  2,413,031
 #*American Public Education, Inc...........................   4,539    165,356
  *America's Car-Mart, Inc..................................   6,200    259,532
   Ameristar Casinos, Inc...................................  17,796    324,777
  *ANN, Inc.................................................  29,243  1,028,184
  *Apollo Group, Inc. Class A...............................   6,900    138,552
   Arbitron, Inc............................................   6,900    250,884
  *Arctic Cat, Inc..........................................   8,396    304,523
   Ark Restaurants Corp.....................................   2,015     34,013
  *Asbury Automotive Group, Inc.............................  20,785    659,300
  *Ascena Retail Group, Inc.................................  86,034  1,703,473
  *Ascent Capital Group, Inc. Class A.......................   7,934    471,676
  #Autoliv, Inc.............................................  13,256    763,546
 #*AutoNation, Inc..........................................  47,039  2,088,532
 #*AutoZone, Inc............................................   2,000    750,000
  *Ballantyne Strong, Inc...................................   7,721     31,116
 #*Bally Technologies, Inc..................................  18,899    943,438
 #*Barnes & Noble, Inc......................................  39,272    661,340
   Bassett Furniture Industries, Inc........................   6,115     70,139
  *Beasley Broadcast Group, Inc. Class A....................   2,443     11,873
 #*Beazer Homes USA, Inc....................................   9,480    156,325
   bebe stores, Inc.........................................  18,942     76,715
  *Bed Bath & Beyond, Inc...................................  22,200  1,280,496
   Belo Corp. Class A.......................................  55,867    417,885
  #Best Buy Co., Inc........................................  82,954  1,261,730
   Big 5 Sporting Goods Corp................................  13,907    124,190
 #*Big Lots, Inc............................................  32,294    940,724
  *Biglari Holdings, Inc....................................     980    346,538
 #*BJ's Restaurants, Inc....................................  14,900    492,445
  *Blue Nile, Inc...........................................   2,200     83,094
  *Bluegreen Corp...........................................  15,723     93,237
  #Blyth, Inc...............................................  10,298    235,206
   Bob Evans Farms, Inc.....................................  18,828    716,782
   Bon-Ton Stores, Inc. (The)...............................   9,305    114,265
 #*Books-A-Million, Inc.....................................   7,576     22,349
 #*BorgWarner, Inc..........................................  21,107  1,389,263
   Bowl America, Inc. Class A...............................   1,280     16,352
 #*Boyd Gaming Corp.........................................  35,300    217,801
  *Bravo Brio Restaurant Group, Inc.........................   7,962    105,098
 #*Bridgepoint Education, Inc...............................  17,928    179,280
  #Brinker International, Inc...............................  28,231    869,515
   Brown Shoe Co., Inc......................................  28,426    448,562
   Brunswick Corp...........................................  10,869    256,400
  #Buckle, Inc. (The).......................................  14,000    632,380
 #*Buffalo Wild Wings, Inc..................................   9,147    694,715
  *Build-A-Bear Workshop, Inc...............................  11,127     39,946
  *Cabela's, Inc............................................  43,917  1,967,921

                                     1044

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  #Cablevision Systems Corp. Class A.......................  24,813 $   432,242
  *Cache, Inc..............................................   6,746      18,552
   Callaway Golf Co........................................  32,679     178,427
  *Cambium Learning Group, Inc.............................  38,040      34,616
   Canterbury Park Holding Corp............................     200       2,010
  *Capella Education Co....................................   4,272     133,372
  *Career Education Corp...................................  37,866     128,744
  *Caribou Coffee Co., Inc.................................  11,797     141,210
 #*CarMax, Inc.............................................  52,548   1,773,495
  *Carmike Cinemas, Inc....................................   8,368     113,972
   Carnival Corp........................................... 118,459   4,487,227
   Carriage Services, Inc..................................   9,746     103,600
  *Carrols Restaurant Group, Inc...........................  14,565      93,507
  *Carter's, Inc...........................................  32,552   1,759,761
  *Casual Male Retail Group, Inc...........................  29,286     113,044
   Cato Corp. Class A (The)................................  17,798     505,107
  *Cavco Industries, Inc...................................   4,318     208,732
   CBS Corp. Class A.......................................   7,638     248,235
   CBS Corp. Class B....................................... 197,985   6,414,714
   CEC Entertainment, Inc..................................   9,300     288,300
 #*Central European Media Enterprises, Ltd. Class A........   1,600       8,576
 #*Charles & Colvard, Ltd..................................   9,461      37,749
 #*Charter Communications, Inc. Class A....................   5,215     403,693
  #Cheesecake Factory, Inc. (The)..........................  35,265   1,165,861
   Cherokee, Inc...........................................   2,045      29,468
   Chico's FAS, Inc........................................  91,885   1,709,061
 #*Children's Place Retail Stores, Inc. (The)..............  16,085     939,847
  *Chipotle Mexican Grill, Inc.............................   5,000   1,272,650
  #Choice Hotels International, Inc........................  15,862     496,322
   Christopher & Banks Corp................................  16,842      52,547
   Churchill Downs, Inc....................................  11,274     736,530
  #Cinemark Holdings, Inc..................................  64,292   1,587,369
  *Citi Trends, Inc........................................   9,300     114,204
 #*Clear Channel Outdoor Holdings, Inc. Class A............  22,155     147,552
   Coach, Inc..............................................  15,500     868,775
  *Cobra Electronics Corp..................................   2,859      13,952
 #*Coinstar, Inc...........................................  18,974     890,640
   Collectors Universe, Inc................................   4,045      48,540
  #Columbia Sportswear Co..................................  21,849   1,232,284
   Comcast Corp. Class A................................... 456,217  17,112,700
   Comcast Corp. Special Class A........................... 154,874   5,643,609
 #*Conn's, Inc.............................................  21,310     539,782
  #Cooper Tire & Rubber Co.................................  41,281     830,987
   Core-Mark Holding Co., Inc..............................   7,135     341,552
  *Corinthian Colleges, Inc................................  38,600     105,378
   Cracker Barrel Old Country Store, Inc...................  12,320     784,168
  *Crocs, Inc..............................................  56,499     711,887
 #*Crown Media Holdings, Inc. Class A......................   2,100       3,654
   CSS Industries, Inc.....................................     200       4,020
   CTC Media, Inc..........................................  19,920     167,129
   Culp, Inc...............................................   5,618      71,012
  *Cumulus Media, Inc. Class A.............................  11,282      27,754
  *Cybex International, Inc................................   2,998       7,405
   D.R. Horton, Inc........................................ 187,710   3,934,402
   Dana Holding Corp.......................................  94,093   1,238,264
   Darden Restaurants, Inc.................................  22,600   1,189,212
 #*Deckers Outdoor Corp....................................  14,937     427,646
  *dELiA*s, Inc............................................   3,569       4,711
  *Delta Apparel, Inc......................................   6,071      91,915
   Destination Maternity Corp..............................   8,323     157,804
  #DeVry, Inc..............................................  20,647     542,190

                                     1045

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
 .*DGSE Cos., Inc...........................................   2,601 $   19,325
  *Dial Global, Inc.........................................   3,327      8,118
  #Dick's Sporting Goods, Inc...............................  14,942    747,100
 #*Digital Generation, Inc..................................  13,316    123,839
   Dillard's, Inc. Class A..................................  39,857  3,068,989
  *DineEquity, Inc..........................................  11,129    697,788
  *DIRECTV..................................................  57,283  2,927,734
  *Discovery Communications, Inc. Class A...................  21,350  1,260,077
  *Discovery Communications, Inc. Class B...................   1,077     65,062
  *Discovery Communications, Inc. Class C...................  22,783  1,248,053
   DISH Network Corp. Class A...............................  13,800    491,694
  *Dixie Group, Inc. (The)..................................   3,261     12,914
  *Dollar General Corp......................................  17,616    856,490
  *Dollar Tree, Inc.........................................  30,600  1,220,022
   Domino's Pizza, Inc......................................  24,441    992,793
  *Dorman Products, Inc.....................................  22,606    690,613
   Dover Downs Gaming & Entertainment, Inc..................   8,312     19,783
 #*DreamWorks Animation SKG, Inc. Class A...................  26,736    544,612
  *Drew Industries, Inc.....................................  14,759    467,418
  #DSW, Inc. Class A........................................  16,557  1,036,303
  *Dunkin' Brands Group, Inc................................     208      6,448
  *E.W. Scripps Co. Class A (The)...........................  27,556    292,369
 #*Education Management Corp................................  28,756     91,444
   Educational Development Corp.............................   1,000      3,960
   Einstein Noah Restaurant Group, Inc......................  10,689    164,931
  *Emerson Radio Corp.......................................  11,467     19,494
 #*Entercom Communications Corp. Class A....................  14,466     94,174
  *Entertainment Gaming Asia, Inc...........................     991      2,478
   Entravision Communications Corp. Class A.................  20,280     27,378
   Escalade, Inc............................................   4,685     24,362
   Ethan Allen Interiors, Inc...............................  18,217    535,762
  *Ever-Glory International Group, Inc......................     945      1,276
  *Exide Technologies.......................................  47,403    144,579
   Expedia, Inc.............................................   6,625    391,869
  *Express, Inc.............................................   9,956    110,810
  #Family Dollar Stores, Inc................................   5,700    375,972
  *Famous Dave's of America, Inc............................   3,800     29,944
  *Federal-Mogul Corp.......................................  46,933    353,875
  *Fiesta Restaurant Group, Inc.............................  13,204    174,557
   Finish Line, Inc. Class A (The)..........................  32,100    667,840
  *Fisher Communications, Inc...............................   4,242    107,068
   Flexsteel Industries, Inc................................   1,903     38,307
   Foot Locker, Inc.........................................  96,404  3,229,534
   Ford Motor Co............................................ 164,337  1,834,001
 #*Fossil, Inc..............................................  25,357  2,208,595
   Fred's, Inc. Class A.....................................  23,700    321,135
   Frisch's Restaurants, Inc................................   2,647     47,328
  *Fuel Systems Solutions, Inc..............................  12,950    210,696
  *Full House Resorts, Inc..................................   5,091     16,037
  *Furniture Brands International, Inc......................   3,602      5,475
  *Gaiam, Inc. Class A......................................   9,924     32,650
  #GameStop Corp. Class A...................................  87,958  2,008,081
   Gaming Partners International Corp.......................   3,430     21,438
  #Gannett Co., Inc......................................... 152,595  2,578,856
   Gap, Inc. (The)..........................................  94,475  3,374,647
  #Garmin, Ltd..............................................  56,321  2,139,635
  *Geeknet, Inc.............................................   3,343     60,742
 #*General Motors Co........................................ 115,619  2,948,284
  *Genesco, Inc.............................................  15,810    905,913
  #Gentex Corp..............................................  27,067    466,094
  *Gentherm, Inc............................................  11,658    140,129

                                     1046

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Genuine Parts Co.........................................  30,256 $1,893,420
  *G-III Apparel Group, Ltd.................................  12,876    475,897
  *Global Sources, Ltd......................................  11,995     68,611
 #*Goodyear Tire & Rubber Co. (The).........................  45,600    520,296
  *Gordmans Stores, Inc.....................................   3,412     51,385
  *Grand Canyon Education, Inc..............................  10,087    219,493
  *Gray Television, Inc.....................................  23,532     50,123
  *Gray Television, Inc. Class A............................   2,300      4,853
  #Group 1 Automotive, Inc..................................  14,624    906,834
  #Guess?, Inc..............................................  31,925    791,102
   H&R Block, Inc...........................................  22,900    405,330
  *Hallwood Group, Inc. (The)...............................     242      1,561
 #*Hanesbrands, Inc.........................................  17,637    590,310
   Harley-Davidson, Inc.....................................  33,100  1,547,756
   Harman International Industries, Inc.....................  43,515  1,824,584
   Harte-Hanks, Inc.........................................  28,528    158,901
  #Hasbro, Inc..............................................  10,470    376,815
   Haverty Furniture Cos., Inc..............................  11,830    177,568
   Haverty Furniture Cos., Inc. Class A.....................     717     10,705
  *Heelys, Inc..............................................   6,691     15,189
  *Helen of Troy, Ltd.......................................  20,271    612,590
 #*hhgregg, Inc.............................................  19,376    117,031
 #*Hibbett Sports, Inc......................................  12,374    668,072
   Hillenbrand, Inc.........................................  37,208    761,648
  *Hollywood Media Corp.....................................   3,306      4,397
   Home Depot, Inc. (The)................................... 144,802  8,887,947
   Hooker Furniture Corp....................................   5,963     81,335
   Hot Topic, Inc...........................................  27,300    234,780
  #HSN, Inc.................................................  25,360  1,319,227
  *Hyatt Hotels Corp. Class A...............................  10,581    386,206
 #*Iconix Brand Group, Inc..................................  45,450    841,280
  #International Game Technology............................  26,505    340,324
   International Speedway Corp. Class A.....................  16,293    415,472
   Interpublic Group of Cos., Inc. (The).................... 130,592  1,318,979
   Interval Leisure Group, Inc..............................  35,857    683,434
 #*iRobot Corp..............................................  12,721    228,596
  *Isle of Capri Casinos, Inc...............................  16,560    100,685
 #*ITT Educational Services, Inc............................   3,700     79,513
  #J.C. Penney Co., Inc.....................................  86,773  2,083,420
 #*Jack in the Box, Inc.....................................  29,314    762,457
   JAKKS Pacific, Inc.......................................  11,057    142,746
   Jarden Corp..............................................  37,340  1,859,532
   John Wiley & Sons, Inc. Class B..........................   2,517    109,477
  *Johnson Controls, Inc.................................... 102,297  2,634,148
  *Johnson Outdoors, Inc. Class A...........................   2,745     53,555
   Jones Group, Inc. (The)..................................  51,972    613,789
 #*Jos. A. Bank Clothiers, Inc..............................  16,800    786,072
  *Journal Communications, Inc. Class A.....................  28,219    158,309
 #*K12, Inc.................................................  18,457    377,815
   KB Home..................................................  49,212    786,408
  *Kid Brands, Inc..........................................  10,879     19,691
  *Kirkland's, Inc..........................................  11,417    109,489
 #*Kohl's Corp..............................................  54,260  2,890,973
  *Kona Grill, Inc..........................................   4,914     44,324
   Koss Corp................................................   2,055     10,563
  *Krispy Kreme Doughnuts, Inc..............................  41,725    310,017
 #*K-Swiss, Inc. Class A....................................   7,139     16,277
  *Lakeland Industries, Inc.................................   2,263     13,804
 #*Lamar Advertising Co. Class A............................  32,452  1,273,741
   Las Vegas Sands Corp.....................................  31,071  1,442,937
  *La-Z-Boy, Inc............................................  33,918    550,150

                                     1047

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *LeapFrog Enterprises, Inc................................  37,280 $  329,555
   Lear Corp................................................  25,594  1,090,304
  *Learning Tree International, Inc.........................   7,899     45,498
  #Leggett & Platt, Inc.....................................  86,310  2,289,804
  #Lennar Corp. Class A.....................................  96,883  3,630,206
   Lennar Corp. Class B Voting..............................  14,859    421,698
  *Libbey, Inc..............................................   9,302    166,971
  *Liberty Global, Inc. Class A.............................  15,400    924,462
  *Liberty Global, Inc. Class B.............................     121      7,275
 #*Liberty Global, Inc. Class C.............................  18,980  1,068,384
  *Liberty Interactive Corp. Class A........................ 226,805  4,536,100
  *Liberty Interactive Corp. Class B........................   1,100     21,527
  *Liberty Media Corp. - Liberty Capital Class A............  59,392  6,632,305
  *Liberty Media Corp. - Liberty Capital Class B............     581     63,445
 #*Liberty Ventures Series A................................  13,531    770,049
  *Liberty Ventures Series B................................      55      2,886
 #*Life Time Fitness, Inc...................................  28,000  1,256,920
   Lifetime Brands, Inc.....................................   6,949     77,134
   Limited Brands, Inc......................................  56,920  2,725,899
  *LIN TV Corp. Class A.....................................  18,894    105,995
   Lincoln Educational Services Corp........................  11,973     44,420
 #*Lions Gate Entertainment Corp............................   7,034    117,327
   Lithia Motors, Inc. Class A..............................  14,456    494,395
 #*Live Nation Entertainment, Inc........................... 124,733  1,141,307
 #*LKQ Corp................................................. 146,600  3,062,474
   Lowe's Cos., Inc......................................... 255,861  8,284,779
  *Luby's, Inc..............................................  15,643     99,959
 #*Lululemon Athletica, Inc.................................   5,900    407,159
 #*Lumber Liquidators Holdings, Inc.........................  14,465    807,436
  *M/I Homes, Inc...........................................  12,155    270,449
   Mac-Gray Corp............................................   8,466    110,058
   Macy's, Inc.............................................. 138,411  5,269,307
  *Madison Square Garden Co. Class A (The)..................  39,647  1,631,871
  *Maidenform Brands, Inc...................................  12,725    238,085
   Marcus Corp..............................................  12,065    131,508
   Marine Products Corp.....................................  19,424    115,184
  *MarineMax, Inc...........................................  14,879    122,454
  #Marriott International, Inc..............................  16,842    614,396
  *Marriott Vacations Worldwide Corp........................   1,576     62,000
 #*Martha Stewart Living Omnimedia Class A..................  22,939     66,294
   Mattel, Inc..............................................  42,182  1,551,454
   Matthews International Corp. Class A.....................  17,874    514,235
 #*McClatchy Co. Class A (The)..............................  30,349     86,495
   McDonald's Corp..........................................  30,686  2,663,545
   McGraw-Hill Cos., Inc. (The).............................  12,100    668,888
   MDC Holdings, Inc........................................  31,831  1,217,217
 #*Media General, Inc. Class A..............................  10,569     44,390
   Men's Wearhouse, Inc. (The)..............................  31,795  1,042,558
  #Meredith Corp............................................  23,856    798,460
  *Meritage Homes Corp......................................  23,168    856,753
 #*MGM Resorts International................................ 199,239  2,054,154
  *Modine Manufacturing Co..................................  25,043    170,292
 #*Mohawk Industries, Inc...................................  40,793  3,404,992
  *Monarch Casino & Resort, Inc.............................   9,224     84,123
  #Monro Muffler Brake, Inc.................................  17,643    598,451
  *Morgans Hotel Group Co...................................     657      4,238
  #Morningstar, Inc.........................................   5,726    360,623
 #*Motorcar Parts of America, Inc...........................   5,479     25,751
   Movado Group, Inc........................................  12,055    382,023
  *MTR Gaming Group, Inc....................................  11,998     41,873
  *Multimedia Games Holding Co., Inc........................  18,101    287,806

                                     1048

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   NACCO Industries, Inc. Class A...........................   4,340 $  219,778
  *Nathan's Famous, Inc.....................................   2,894     80,193
   National CineMedia, Inc..................................  24,004    371,102
  *Nautilus, Inc............................................  13,976     39,273
  *Navarre Corp.............................................  14,635     24,733
 #*Netflix, Inc.............................................   9,300    735,537
  *New Frontier Media, Inc..................................     917      1,852
  *New York & Co., Inc......................................  40,011    134,837
 #*New York Times Co. Class A (The).........................  97,413    796,838
   Newell Rubbermaid, Inc...................................  73,006  1,506,844
   News Corp. Class A....................................... 376,280  9,000,618
   News Corp. Class B....................................... 133,525  3,252,669
  *Nexstar Broadcasting Group, Inc. Class A.................   4,533     49,274
   NIKE, Inc. Class B.......................................  19,330  1,766,375
  *Nobility Homes, Inc......................................   1,152      6,221
  #Nordstrom, Inc...........................................  15,830    898,669
  #Nutrisystem, Inc.........................................  12,467    120,057
 #*NVR, Inc.................................................   2,559  2,312,671
  *Office Depot, Inc........................................   2,248      5,575
   OfficeMax, Inc...........................................  55,464    407,660
   Omnicom Group, Inc.......................................  23,600  1,130,676
  *Orbitz Worldwide, Inc....................................  39,493     97,548
 #*Orchard Supply Hardware Stores Corp. Class A.............   1,363     16,928
 #*O'Reilly Automotive, Inc.................................  38,194  3,272,462
  *Orient-Express Hotels, Ltd. Class A......................  66,013    774,332
   Outdoor Channel Holdings, Inc............................  15,918    115,565
 #*Overstock.com, Inc.......................................   6,747    101,745
   Oxford Industries, Inc...................................   9,199    510,361
  *Pacific Sunwear of California, Inc.......................   1,639      2,786
  *Panera Bread Co. Class A.................................   4,600    775,744
  *Papa John's International, Inc...........................  12,313    656,529
 #*Penn National Gaming, Inc................................  48,466  1,959,480
   Penske Automotive Group, Inc.............................  57,268  1,752,401
   Pep Boys - Manny, Moe & Jack (The).......................  26,300    262,737
  *Perfumania Holdings, Inc.................................   1,922     10,936
  *Perry Ellis International, Inc...........................   9,987    206,132
  #PetMed Express, Inc......................................  13,560    147,804
  *PetSmart, Inc............................................  15,192  1,008,597
  #Pier 1 Imports, Inc......................................  56,100  1,144,440
  *Pinnacle Entertainment, Inc..............................  34,461    439,722
   Polaris Industries, Inc..................................  10,800    912,600
   Pool Corp................................................  23,478    988,893
  *Priceline.com, Inc.......................................   3,200  1,836,064
  *PulteGroup, Inc.......................................... 244,547  4,240,445
   PVH Corp.................................................  31,223  3,434,218
  *Quiksilver, Inc..........................................  96,160    307,712
   R.G. Barry Corp..........................................   7,961    121,326
 #*Radio One, Inc. Class D..................................     841        715
  #RadioShack Corp..........................................   6,000     13,440
  #Ralph Lauren Corp........................................   9,100  1,398,579
 #*Reading International, Inc. Class A......................   4,671     28,260
  *Red Lion Hotels Corp.....................................  10,267     67,660
  *Red Robin Gourmet Burgers, Inc...........................   9,712    324,381
  #Regal Entertainment Group Class A........................  26,579    408,253
   Regis Corp...............................................  37,713    628,299
   Rent-A-Center, Inc.......................................  40,650  1,354,864
  *Rentrak Corp.............................................   5,506     93,547
  *Rick's Cabaret International, Inc........................   6,006     49,309
  *Rocky Brands, Inc........................................   3,771     45,290
   Ross Stores, Inc.........................................  20,400  1,243,380
   Royal Caribbean Cruises, Ltd.............................  90,593  3,050,266

                                     1049

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *Ruby Tuesday, Inc........................................  40,272 $  290,764
  *rue21, Inc...............................................   7,314    220,225
  *Ruth's Hospitality Group, Inc............................  22,187    147,544
  #Ryland Group, Inc. (The).................................  29,520    999,842
  *Ryman Hospitality Properties.............................  32,422  1,264,782
  *Saga Communications, Inc. Class A........................   1,129     47,892
 #*Saks, Inc................................................ 100,781  1,036,029
   Salem Communications Corp. Class A.......................   8,359     49,820
  *Sally Beauty Holdings, Inc...............................  41,679  1,003,630
   Scholastic Corp..........................................   7,300    240,827
  *School Specialty, Inc....................................  10,582     19,577
  *Scientific Games Corp. Class A...........................  56,377    463,983
   Scripps Networks Interactive, Inc. Class A...............   7,948    482,603
 #*Sealy Corp...............................................  27,141     60,524
  *Sears Canada, Inc........................................  13,876    150,804
 #*Sears Holdings Corp......................................  32,400  2,030,508
  *Select Comfort Corp......................................  18,500    514,855
   Service Corp. International.............................. 157,874  2,216,551
  *SHFL Entertainment, Inc..................................  30,846    435,854
   Shiloh Industries, Inc...................................   9,659    109,919
   Shoe Carnival, Inc.......................................  13,078    305,764
 #*Shutterfly, Inc..........................................  23,797    720,097
  #Signet Jewelers, Ltd. ADR................................  48,553  2,513,103
   Sinclair Broadcast Group, Inc. Class A...................  13,900    175,140
   Six Flags Entertainment Corp.............................  20,731  1,183,947
  *Skechers U.S.A., Inc. Class A............................  24,702    410,053
 #*Skullcandy, Inc..........................................   1,852     22,428
  *Skyline Corp.............................................   3,075     14,145
  *Smith & Wesson Holding Corp..............................  37,442    359,443
   Sonic Automotive, Inc. Class A...........................  26,475    513,615
  *Sonic Corp...............................................  16,073    160,248
  #Sotheby's................................................  34,200  1,064,646
   Spartan Motors, Inc......................................  19,735     92,754
   Speedway Motorsports, Inc................................  24,743    403,311
  *Sport Chalet, Inc. Class A...............................     100        146
   Stage Stores, Inc........................................  20,604    504,798
   Standard Motor Products, Inc.............................  14,419    270,789
 #*Standard Pacific Corp.................................... 125,277    864,411
  *Stanley Furniture Co., Inc...............................   5,993     27,867
  #Staples, Inc............................................. 154,956  1,784,318
   Starbucks Corp...........................................  36,500  1,675,350
   Starwood Hotels & Resorts Worldwide, Inc.................  14,600    757,010
  *Stein Mart, Inc..........................................  25,670    201,766
  *Steiner Leisure, Ltd.....................................   9,230    405,382
  *Steinway Musical Instruments, Inc........................   7,816    188,678
 #*Steven Madden, Ltd.......................................  22,524    966,730
   Stewart Enterprises, Inc. Class A........................  47,863    371,896
  *Stoneridge, Inc..........................................  13,767     68,422
   Strattec Security Corp...................................   1,297     29,468
  #Strayer Education, Inc...................................   1,182     67,918
  #Sturm Ruger & Co., Inc...................................  10,514    496,576
   Superior Industries International, Inc...................  17,116    292,512
   Superior Uniform Group, Inc..............................   4,706     55,201
  *Systemax, Inc............................................  21,834    238,864
  *Tandy Brands Accessories, Inc............................     488        737
   Tandy Leather Factory, Inc...............................   1,550      8,215
   Target Corp..............................................  62,379  3,976,661
 #*Tempur-Pedic International, Inc..........................  11,867    313,763
  *Tenneco, Inc.............................................  19,700    601,835
 #*Tesla Motors, Inc........................................   9,878    277,868
  #Texas Roadhouse, Inc.....................................  45,387    738,900

                                     1050

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
  #Thor Industries, Inc...................................  31,736 $  1,206,920
  #Tiffany & Co...........................................  19,420    1,227,732
   Time Warner Cable, Inc.................................  88,298    8,751,215
   Time Warner, Inc....................................... 214,866    9,335,928
   TJX Cos., Inc. (The)...................................  28,800    1,198,944
  *Toll Brothers, Inc..................................... 110,107    3,634,632
  *Town Sports International Holdings, Inc................  10,196      128,470
  #Tractor Supply Co......................................  24,800    2,386,752
  *Trans World Entertainment Corp.........................     900        3,060
  *Trinity Place Holdings, Inc............................     699        2,796
 #*TripAdvisor, Inc.......................................   6,625      200,671
   True Religion Apparel, Inc.............................  13,954      357,920
  *TRW Automotive Holdings Corp...........................  54,943    2,555,399
  *Tuesday Morning Corp...................................  18,100      108,057
   Tupperware Brands Corp.................................   8,681      513,047
   Ulta Salon Cosmetics & Fragrance, Inc..................  22,200    2,047,284
 #*Under Armour, Inc. Class A.............................  12,600      658,476
  *Unifi, Inc.............................................  12,128      170,156
  *Universal Electronics, Inc.............................   6,100      104,676
   Universal Technical Institute, Inc.....................  13,864      177,736
  *UQM Technologies, Inc..................................     101           92
 #*Urban Outfitters, Inc..................................  13,255      473,999
  *US Auto Parts Network, Inc.............................  16,002       47,846
   V.F. Corp..............................................  16,540    2,588,179
   Vail Resorts, Inc......................................  23,917    1,358,007
 #*Valassis Communications, Inc...........................  27,400      712,948
   Value Line, Inc........................................   1,300       12,948
  *Valuevision Media, Inc. Class A........................     376          846
   Viacom, Inc. Class A...................................   2,201      114,166
   Viacom, Inc. Class B...................................  50,371    2,582,521
  #Virgin Media, Inc......................................  14,786      484,094
  *Visteon Corp...........................................  20,947      923,763
 #*Vitacost.com, Inc......................................   1,483        9,491
 #*Vitamin Shoppe, Inc....................................  16,074      920,076
  *VOXX International Corp................................  12,707       79,038
   Walt Disney Co. (The).................................. 365,590   17,939,501
 #*Warnaco Group, Inc. (The)..............................  21,890    1,544,996
  #Washington Post Co. Class B (The)......................   4,109    1,370,393
  #Weight Watchers International, Inc.....................   9,501      477,425
  *Wells-Gardner Electronics Corp.........................   2,033        4,208
   Wendy's Co. (The)...................................... 248,156    1,059,626
  *West Marine, Inc.......................................  13,815      142,847
  *Wet Seal, Inc. Class A (The)...........................  56,157      160,609
   Weyco Group, Inc.......................................   4,889      114,794
   Whirlpool Corp.........................................  29,749    2,905,882
   Wiley (John) & Sons, Inc. Class A......................  25,428    1,103,067
   Williams Controls, Inc.................................   2,462       26,836
   Williams-Sonoma, Inc...................................  23,676    1,094,541
   Winmark Corp...........................................   1,741       92,760
  *Winnebago Industries, Inc..............................  18,259      230,063
 #*WMS Industries, Inc....................................  34,143      560,969
  #Wolverine World Wide, Inc..............................  21,568      903,052
   World Wrestling Entertainment, Inc. Class A............   9,225       74,630
   Wyndham Worldwide Corp.................................  81,926    4,129,070
   Wynn Resorts, Ltd......................................   5,888      712,801
   Yum! Brands, Inc.......................................  15,386    1,078,712
 #*Zagg, Inc..............................................   1,116        8,013
  *Zale Corp..............................................  18,547      133,167
 #*Zumiez, Inc............................................  20,458      517,792
                                                                   ------------
Total Consumer Discretionary..............................          422,881,235
                                                                   ------------

                                     1051

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Staples -- (5.8%)
   Alico, Inc..............................................   3,926 $   123,237
  *Alliance One International, Inc.........................  52,516     159,649
   Altria Group, Inc....................................... 111,878   3,557,720
   Andersons, Inc. (The)...................................  12,227     480,277
  #Archer-Daniels-Midland Co............................... 144,468   3,877,521
   Arden Group, Inc. Class A...............................     597      58,775
   Avon Products, Inc......................................  22,472     348,091
   B&G Foods, Inc..........................................  26,800     811,236
   Beam, Inc...............................................  61,417   3,412,329
 #*Boston Beer Co., Inc. Class A (The).....................   3,075     330,808
  *Bridgford Foods Corp....................................   2,509      17,362
   Brown-Forman Corp. Class A..............................   4,875     298,301
  #Brown-Forman Corp. Class B..............................   7,762     497,234
   Bunge, Ltd..............................................  60,547   4,300,653
   Calavo Growers, Inc.....................................   8,009     189,092
   Cal-Maine Foods, Inc....................................  14,046     605,804
  #Campbell Soup Co........................................  12,500     440,875
   Casey's General Stores, Inc.............................  26,000   1,340,300
   CCA Industries, Inc.....................................   3,031      13,185
  *Central European Distribution Corp......................  28,386      73,236
  *Central Garden & Pet Co.................................  10,091     111,808
  *Central Garden & Pet Co. Class A........................  23,515     265,014
  *Chiquita Brands International, Inc......................  24,077     173,595
  #Church & Dwight Co., Inc................................  39,888   2,024,715
   Clorox Co. (The)........................................   7,339     530,610
   Coca-Cola Bottling Co. Consolidated.....................   4,420     303,831
   Coca-Cola Co. (The)..................................... 172,706   6,421,209
   Coca-Cola Enterprises, Inc..............................  90,124   2,833,499
   Colgate-Palmolive Co....................................  17,875   1,876,160
   ConAgra Foods, Inc...................................... 122,978   3,423,708
  *Constellation Brands, Inc. Class A......................  80,514   2,845,365
  *Constellation Brands, Inc. Class B......................   1,902      67,464
   Costco Wholesale Corp...................................  41,646   4,099,216
  *Craft Brew Alliance, Inc................................   9,963      75,520
   CVS Caremark Corp....................................... 277,652  12,883,053
  *Darling International, Inc..............................  73,127   1,208,789
  *Dean Foods Co...........................................  99,852   1,681,508
  #Diamond Foods, Inc......................................  11,403     211,184
 #*Dole Food Co., Inc......................................  58,840     740,796
  #Dr. Pepper Snapple Group, Inc...........................  43,400   1,859,690
  *Elizabeth Arden, Inc....................................  19,475     918,830
  #Energizer Holdings, Inc.................................  19,800   1,444,806
   Estee Lauder Cos., Inc. Class A (The)...................  17,200   1,059,864
  *Farmer Bros. Co.........................................   8,633      83,999
  #Flowers Foods, Inc......................................  48,415     953,291
   Fresh Del Monte Produce, Inc............................  37,482     943,422
   General Mills, Inc......................................  33,801   1,354,744
   Golden Enterprises, Inc.................................   1,623       5,583
 #*Green Mountain Coffee Roasters, Inc.....................  25,060     605,450
   Griffin Land & Nurseries, Inc...........................   2,369      61,476
   H.J. Heinz Co...........................................  14,538     836,080
  *Hain Celestial Group, Inc. (The)........................  28,000   1,618,400
  *Harbinger Group, Inc....................................     907       7,936
  #Harris Teeter Supermarkets, Inc.........................  29,843   1,117,620
  #Herbalife, Ltd..........................................  14,046     721,262
   Hershey Co. (The).......................................   6,900     475,065
   Hillshire Brands Co.....................................  13,374     347,858
  #Hormel Foods Corp.......................................  44,532   1,315,030
   Ingles Markets, Inc. Class A............................   8,411     136,258
   Ingredion, Inc..........................................  45,478   2,795,078
   Inter Parfums, Inc......................................  18,447     336,842

                                     1052

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Staples -- (Continued)
  *Inventure Foods, Inc....................................   1,736 $    10,347
   J & J Snack Foods Corp..................................  12,158     696,289
   J.M. Smucker Co. (The)..................................  42,558   3,644,667
  *John B. Sanfilippo & Son, Inc...........................   3,900      65,598
  #Kellogg Co..............................................  12,976     678,904
   Kimberly-Clark Corp.....................................  16,096   1,343,211
  *Kraft Foods Group, Inc.................................. 122,140   5,554,927
   Kroger Co. (The)........................................  47,596   1,200,371
   Lancaster Colony Corp...................................  12,900     938,862
  #Lifeway Foods, Inc......................................   2,867      26,835
  #Limoneira Co............................................     124       2,786
  #Lorillard, Inc..........................................   7,062     819,263
  *Mannatech, Inc..........................................     895       4,350
   McCormick & Co., Inc. Non-Voting........................  10,400     640,848
   McCormick & Co., Inc. Voting............................     916      56,343
  #Mead Johnson Nutrition Co...............................  10,861     669,689
  *Medifast, Inc...........................................   9,748     248,769
   MGP Ingredients, Inc....................................   8,250      29,122
  #Molson Coors Brewing Co. Class A........................     266      11,598
  #Molson Coors Brewing Co. Class B........................  68,183   2,941,415
   Mondelez International, Inc. Class A.................... 366,422   9,724,840
 #*Monster Beverage Corp...................................  18,800     839,796
   Nash Finch Co...........................................   7,511     144,437
  *National Beverage Corp..................................  22,526     334,962
  *Natural Alternatives International, Inc.................   2,465      15,406
  #Nu Skin Enterprises, Inc. Class A.......................  24,814   1,174,447
  *Nutraceutical International Corp........................   5,931      94,066
   Oil-Dri Corp. of America................................   3,793      84,963
  *Omega Protein Corp......................................   6,941      45,186
   Orchids Paper Products Co...............................   3,015      57,858
  *Overhill Farms, Inc.....................................   7,310      32,895
  *Pantry, Inc. (The)......................................  14,731     195,407
   PepsiCo, Inc............................................  84,836   5,874,045
  #Philip Morris International, Inc........................  68,674   6,081,769
  *Physicians Formula Holdings, Inc........................   6,898      33,731
  *Pilgrim's Pride Corp....................................  46,012     259,048
  *Post Holdings, Inc......................................  22,150     698,832
  *Prestige Brands Holdings, Inc...........................  31,709     551,420
  #PriceSmart, Inc.........................................  15,543   1,289,914
   Procter & Gamble Co. (The).............................. 250,219  17,325,164
  *Ralcorp Holdings, Inc...................................  35,200   2,541,088
   Reliv' International, Inc...............................   2,118       2,732
  *Revlon, Inc. Class A....................................  17,422     268,299
   Reynolds American, Inc..................................  39,700   1,653,108
   Rocky Mountain Chocolate Factory, Inc...................   4,490      47,190
  #Safeway, Inc............................................  95,306   1,554,441
   Sanderson Farms, Inc....................................  11,725     531,025
  *Schiff Nutrition International, Inc.....................  13,166     445,537
  *Seneca Foods Corp. Class A..............................   5,564     159,047
  *Seneca Foods Corp. Class B..............................     283       8,066
  *Smart Balance, Inc......................................  41,360     492,184
  *Smithfield Foods, Inc................................... 101,704   2,081,881
   Snyders-Lance, Inc......................................  43,619   1,105,305
   Spartan Stores, Inc.....................................  13,171     189,136
  *Spectrum Brands Holdings, Inc...........................  33,670   1,531,648
  #SUPERVALU, Inc.......................................... 130,780     406,726
  *Susser Holdings Corp....................................  14,392     517,248
  #Sysco Corp..............................................  16,189     502,992
  #Tootsie Roll Industries, Inc............................  23,759     633,177
  *TreeHouse Foods, Inc....................................  23,088   1,236,362
   Tyson Foods, Inc. Class A............................... 120,728   2,029,438

                                     1053

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Consumer Staples -- (Continued)
 #*United Natural Foods, Inc..............................  28,272 $  1,505,201
   United-Guardian, Inc...................................   1,431       25,229
   Universal Corp.........................................  14,346      710,988
 #*USANA Health Sciences, Inc.............................   9,882      426,309
  #Vector Group, Ltd......................................  32,726      538,670
   Village Super Market, Inc. Class A.....................   4,328      158,708
   Walgreen Co............................................ 105,952    3,732,689
   Wal-Mart Stores, Inc................................... 140,778   10,561,166
   WD-40 Co...............................................   8,490      406,331
   Weis Markets, Inc......................................  17,134      705,235
   Whole Foods Market, Inc................................  21,609    2,047,021
                                                                   ------------
Total Consumer Staples....................................          184,907,870
                                                                   ------------
Energy -- (10.1%)
   Adams Resources & Energy, Inc..........................   2,611       79,427
   Alon USA Energy, Inc...................................  24,909      327,055
 #*Alpha Natural Resources, Inc...........................  16,688      143,016
   Anadarko Petroleum Corp................................  99,014    6,813,153
   Apache Corp............................................  77,195    6,387,886
 #*Approach Resources, Inc................................  20,858      513,733
  *Atwood Oceanics, Inc...................................  41,794    1,997,753
   Baker Hughes, Inc......................................  78,826    3,308,327
  *Barnwell Industries, Inc...............................   1,657        5,534
 #*Basic Energy Services, Inc.............................  18,800      195,332
  #Berry Petroleum Co. Class A............................  31,198    1,201,435
  *Bill Barrett Corp......................................  30,125      690,164
   Bolt Technology Corp...................................   4,747       68,357
  *BPZ Resources, Inc.....................................  64,692      186,313
   Bristow Group, Inc.....................................  23,554    1,175,816
 #*C&J Energy Services, Inc...............................  12,764      247,366
   Cabot Oil & Gas Corp...................................  55,684    2,616,034
  *Cal Dive International, Inc............................  43,515       54,829
  *Callon Petroleum Co....................................  23,346      133,539
  *Cameron International Corp.............................  44,509    2,253,936
   CARBO Ceramics, Inc....................................  10,900      806,055
  *Carrizo Oil & Gas, Inc.................................  26,368      707,190
 #*Cheniere Energy, Inc...................................  39,587      636,955
  #Chesapeake Energy Corp................................. 129,615    2,626,000
   Chevron Corp........................................... 424,406   46,773,785
   Cimarex Energy Co......................................  27,900    1,595,322
  *Clayton Williams Energy, Inc...........................   7,230      306,190
 #*Clean Energy Fuels Corp................................  50,500      578,225
  *Cloud Peak Energy, Inc.................................  38,959      822,035
 #*Cobalt International Energy, Inc.......................  17,922      372,957
  *Comstock Resources, Inc................................  31,521      539,640
 #*Concho Resources, Inc..................................  24,044    2,070,669
   ConocoPhillips......................................... 271,234   15,690,887
   CONSOL Energy, Inc.....................................  49,160    1,728,466
  *Contango Oil & Gas Co..................................   9,860      484,718
 #*Continental Resources, Inc.............................   3,452      248,061
  *Crimson Exploration, Inc...............................  28,009      101,393
   Crosstex Energy, Inc...................................  35,510      485,777
  *Dawson Geophysical Co..................................   4,372      104,447
   Delek US Holdings, Inc.................................  23,097      594,748
  *Denbury Resources, Inc................................. 159,029    2,437,915
   Devon Energy Corp......................................  79,797    4,644,983
  #Diamond Offshore Drilling, Inc.........................  33,271    2,303,684
  *Double Eagle Petroleum Co..............................   5,667       28,392
 #*Dresser-Rand Group, Inc................................  34,300    1,767,479
 #*Dril-Quip, Inc.........................................  13,890      962,021
  *Emerald Oil, Inc.......................................     403        2,174

                                     1054

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Energy -- (Continued)
 #*Endeavour International Corp............................  20,038 $   145,476
   Energen Corp............................................  10,973     511,890
   Energy XXI (Bermuda), Ltd...............................  45,673   1,511,776
  *ENGlobal Corp...........................................  14,858       6,095
   EOG Resources, Inc......................................  53,410   6,221,731
  *EPL Oil & Gas, Inc......................................  25,931     561,147
   EQT Corp................................................  15,391     933,156
 #*Evolution Petroleum Corp................................  11,348      93,054
  #EXCO Resources, Inc.....................................  53,881     436,436
 #*Exterran Holdings, Inc..................................  42,468     848,511
   Exxon Mobil Corp........................................ 549,998  50,143,318
  *FieldPoint Petroleum Corp...............................   3,800      16,036
 #*FMC Technologies, Inc...................................  19,828     810,965
  *Forbes Energy Services, Ltd.............................     815       2,331
  *Forest Oil Corp.........................................  59,621     451,927
  *FX Energy, Inc..........................................  14,381      69,460
  *Geokinetics, Inc........................................   4,670       1,121
  *Geospace Technologies Corp..............................   7,800     504,894
  *Global Geophysical Services, Inc........................  24,249     112,030
 #*Green Plains Renewable Energy, Inc......................  18,193     140,632
   Gulf Island Fabrication, Inc............................   8,661     205,526
  *Gulfmark Offshore, Inc. Class A.........................  16,328     527,721
 #*Gulfport Energy Corp....................................  27,103     899,278
 #*Halcon Resources Corp...................................  30,767     199,062
   Halliburton Co..........................................  50,721   1,637,781
 #*Harvest Natural Resources, Inc..........................  25,200     219,996
 #*Heckmann Corp...........................................  74,716     261,506
  *Helix Energy Solutions Group, Inc.......................  65,332   1,129,590
   Helmerich & Payne, Inc..................................  31,802   1,520,136
  *Hercules Offshore, Inc..................................  99,782     474,962
   Hess Corp...............................................  65,445   3,420,156
 .*HKN, Inc................................................   5,292      10,425
   HollyFrontier Corp...................................... 105,180   4,063,103
  *Hornbeck Offshore Services, Inc.........................  23,415     811,096
 #*ION Geophysical Corp.................................... 101,941     658,539
  *Key Energy Services, Inc................................  88,473     578,613
   Kinder Morgan, Inc......................................  30,391   1,054,872
  *Kodiak Oil & Gas Corp................................... 134,735   1,244,951
  *Lone Pine Resources, Inc................................   6,933      10,400
  #Lufkin Industries, Inc..................................  16,800     840,168
 #*Magnum Hunter Resources Corp............................  80,894     309,015
   Marathon Oil Corp....................................... 147,418   4,431,385
   Marathon Petroleum Corp.................................  85,538   4,698,602
  *Matrix Service Co.......................................  13,698     143,692
  *McDermott International, Inc............................ 137,013   1,467,409
 #*McMoran Exploration Co..................................  88,141   1,051,522
  *Mitcham Industries, Inc.................................   7,579     102,695
   Murphy Oil Corp.........................................  85,117   5,107,020
  *Nabors Industries, Ltd.................................. 115,838   1,562,655
   National Oilwell Varco, Inc.............................  87,982   6,484,273
  *Natural Gas Services Group, Inc.........................   7,235     114,747
  *Newfield Exploration Co.................................  37,688   1,022,099
  *Newpark Resources, Inc..................................  56,000     380,240
   Noble Corp.............................................. 107,801   4,068,410
   Noble Energy, Inc.......................................  36,182   3,437,652
 #*Northern Oil & Gas, Inc.................................  38,884     589,481
 #*Oasis Petroleum, Inc....................................  13,201     387,713
   Occidental Petroleum Corp............................... 145,217  11,466,334
   Oceaneering International, Inc..........................  21,250   1,112,012
  *Oil States International, Inc...........................  31,213   2,281,670
   Panhandle Oil & Gas, Inc. Class A.......................   4,637     125,570

                                     1055

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Energy -- (Continued)
  *Parker Drilling Co.......................................  70,139 $  303,702
  #Patterson-UTI Energy, Inc................................  85,471  1,382,921
  *PDC Energy, Inc..........................................  13,823    418,422
  #Peabody Energy Corp......................................  12,307    343,365
   Penn Virginia Corp.......................................  28,596    129,254
 #*PetroQuest Energy, Inc...................................  41,742    254,626
  *PHI, Inc. Non-Voting.....................................   7,607    238,023
  *PHI, Inc. Voting.........................................     212      6,349
   Phillips 66.............................................. 135,617  6,395,698
  *Pioneer Energy Services Corp.............................  19,600    129,360
   Pioneer Natural Resources Co.............................  37,978  4,012,376
  *Plains Exploration & Production Co.......................  61,296  2,185,815
  *PostRock Energy Corp.....................................     450        738
  *Pyramid Oil Co...........................................   1,933      7,983
   QEP Resources, Inc.......................................  56,641  1,642,589
 #*Quicksilver Resources, Inc...............................  55,313    214,061
  #Range Resources Corp.....................................  37,207  2,431,850
  *Rentech, Inc.............................................   1,297      3,346
  *REX American Resources Corp..............................   7,200    126,792
  *Rex Energy Corp..........................................  33,499    443,527
  *RigNet, Inc..............................................     884     16,416
  *Rosetta Resources, Inc...................................  27,616  1,271,441
  *Rowan Cos. P.L.C. Class A................................  57,062  1,809,436
   RPC, Inc................................................. 108,670  1,245,358
 #*SandRidge Energy, Inc.................................... 227,471  1,414,870
   Schlumberger, Ltd........................................  78,163  5,434,673
  *SEACOR Holdings, Inc.....................................  13,678  1,199,697
  *SemGroup Corp. Class A...................................  21,769    841,154
  #Ship Finance International, Ltd..........................  50,169    771,599
   SM Energy Co.............................................  31,676  1,707,970
  *Southwestern Energy Co...................................  35,531  1,232,926
   Spectra Energy Corp......................................  35,593  1,027,570
  *Steel Excel, Inc.........................................   7,165    175,542
  *Stone Energy Corp........................................  27,566    650,282
  *Superior Energy Services, Inc............................  86,136  1,751,145
  *Swift Energy Co..........................................  24,055    401,959
  *Synergy Resources Corp...................................     613      2,605
   Targa Resources Corp.....................................   6,704    341,435
   Teekay Corp..............................................  45,535  1,393,826
  *Tesco Corp...............................................   9,900     87,219
   Tesoro Corp..............................................  90,159  3,399,896
  *TETRA Technologies, Inc..................................  42,520    227,482
  *TGC Industries, Inc......................................  12,031     88,548
  #Tidewater, Inc...........................................  32,351  1,536,996
   Transocean, Ltd..........................................  66,136  3,021,754
 #*Triangle Petroleum Corp..................................  28,720    183,521
 #*Ultra Petroleum Corp.....................................  49,504  1,129,186
  *Union Drilling, Inc......................................  12,391     80,418
  *Unit Corp................................................  31,180  1,258,113
  *Uranium Energy Corp......................................   3,545      8,366
 #*USEC, Inc................................................  65,000     43,908
  *VAALCO Energy, Inc.......................................  38,361    313,409
   Valero Energy Corp....................................... 171,420  4,988,322
 #*Verenium Corp............................................     900      2,214
  #W&T Offshore, Inc........................................  48,164    816,380
  *Warren Resources, Inc....................................  31,300     89,205
  *Weatherford International, Ltd........................... 174,891  1,976,268
   Western Refining, Inc....................................  58,117  1,445,370
  *Westmoreland Coal Co.....................................   3,531     36,299
  *Whiting Petroleum Corp...................................  35,718  1,500,870
  *Willbros Group, Inc......................................  30,604    156,386

                                     1056

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Energy -- (Continued)
   Williams Cos., Inc. (The)............................    44,890 $  1,570,701
   World Fuel Services Corp.............................    37,573    1,303,783
 #*WPX Energy, Inc......................................     9,012      152,663
 #*ZaZa Energy Corp.....................................     1,071        1,553
 #*Zion Oil & Gas, Inc..................................    12,133       22,931
                                                                   ------------
Total Energy............................................            320,255,698
                                                                   ------------
Financials -- (17.2%)
   1st Source Corp......................................    14,889      330,685
  *1st United Bancorp, Inc..............................    14,998       90,138
   Access National Corp.................................     2,539       33,489
   ACE, Ltd.............................................    72,834    5,728,394
 #*Affiliated Managers Group, Inc.......................    17,375    2,197,937
   Aflac, Inc...........................................    96,770    4,817,211
  *Alexander & Baldwin, Inc.............................    27,409      792,942
  *Allegheny Corp.......................................     6,722    2,336,567
   Alliance Bancorp, Inc. of Pennsylvania...............       600        7,443
   Alliance Financial Corp..............................     1,666       75,436
   Allied World Assurance Co. Holdings AG...............    24,893    1,998,908
   Allstate Corp. (The).................................   109,667    4,384,487
   Alterra Capital Holdings, Ltd........................    64,586    1,577,836
  *Altisource Portfolio Solutions SA....................     7,433      843,645
  *American Capital, Ltd................................   216,897    2,557,216
  #American Equity Investment Life Holding Co...........    34,851      401,135
   American Express Co..................................    60,320    3,376,110
   American Financial Group, Inc........................    68,646    2,663,465
  *American Independence Corp...........................       375        1,867
  *American International Group, Inc....................   131,260    4,584,912
   American National Bankshares, Inc....................     3,215       67,483
   American National Insurance Co.......................     7,793      569,357
  *American River Bankshares............................     2,071       15,284
  *American Safety Insurance Holdings, Ltd..............     5,908       99,609
  *American Spectrum Realty, Inc........................       450        1,692
   Ameriprise Financial, Inc............................    79,323    4,630,084
  *Ameris Bancorp.......................................    13,532      144,386
  *AMERISAFE, Inc.......................................    11,546      303,082
  *AmeriServ Financial, Inc.............................     3,367        9,865
  #AmTrust Financial Services, Inc......................    43,530    1,053,426
   Aon P.L.C............................................    47,566    2,566,186
  *Arch Capital Group, Ltd..............................    57,133    2,522,422
   Argo Group International Holdings, Ltd...............    19,993      687,759
  #Arrow Financial Corp.................................     7,161      174,728
   Aspen Insurance Holdings, Ltd........................    46,325    1,498,614
   Associated Banc-Corp.................................   113,902    1,468,197
   Assurant, Inc........................................    58,099    2,196,723
   Assured Guaranty, Ltd................................   112,759    1,566,222
   Astoria Financial Corp...............................    60,183      603,635
  *Atlantic Coast Financial Corp........................       386          774
   Auburn National Bancorporation, Inc..................       757       17,434
  *AV Homes, Inc........................................     6,192       91,022
   Axis Capital Holdings, Ltd...........................    55,783    2,020,460
   Baldwin & Lyons, Inc. Class A........................       298        7,063
   Baldwin & Lyons, Inc. Class B........................     5,981      145,637
   Bancfirst Corp.......................................    10,199      448,348
  *Bancorp, Inc. (The)..................................    20,509      233,187
   BancorpSouth, Inc....................................    60,484      855,849
  *BancTrust Financial Group, Inc.......................     7,325       20,803
   Bank Mutual Corp.....................................    29,001      130,794
   Bank of America Corp................................. 1,917,154   17,867,875
   Bank of Commerce Holdings............................     4,204       19,254
   Bank of Hawaii Corp..................................    23,982    1,059,045

                                     1057

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
   Bank of Kentucky Financial Corp.........................   1,229 $    30,897
  #Bank of New York Mellon Corp. (The)..................... 244,851   6,050,268
   Bank of the Ozarks, Inc.................................  22,378     732,656
   BankFinancial Corp......................................  11,704      93,983
  #BankUnited, Inc.........................................  21,545     510,832
   Banner Corp.............................................  12,092     350,547
   Bar Harbor Bankshares...................................   1,738      61,629
   BB&T Corp............................................... 151,028   4,372,261
  *BBCN Bancorp, Inc.......................................  50,695     604,791
 #*BBX Capital Corp. Class A...............................   3,756      24,564
   BCB Bancorp, Inc........................................   2,691      27,098
  *Beneficial Mutual Bancorp, Inc..........................  48,243     457,344
 #*Berkshire Hathaway, Inc. Class B........................  99,579   8,598,647
   Berkshire Hills Bancorp, Inc............................  14,931     350,581
   BGC Partners, Inc. Class A..............................  13,586      63,582
   BlackRock, Inc..........................................  24,613   4,668,594
  *BofI Holding, Inc.......................................   7,353     206,766
  #BOK Financial Corp......................................  37,230   2,183,539
   Boston Private Financial Holdings, Inc..................  45,927     423,447
   Bridge Bancorp, Inc.....................................   1,438      28,760
  *Bridge Capital Holdings.................................   1,976      29,541
   Brookline Bancorp, Inc..................................  45,759     388,036
   Brown & Brown, Inc......................................  87,187   2,227,628
   Bryn Mawr Bank Corp.....................................   8,315     188,252
   C&F Financial Corp......................................     353      13,855
   Calamos Asset Management, Inc. Class A..................  10,162     109,750
  #California First National Bancorp.......................   1,859      33,964
   Camden National Corp....................................   4,762     166,194
  *Cape Bancorp, Inc.......................................   1,253      11,102
  *Capital Bank Financial Corp. Class A....................   1,121      19,651
 #*Capital City Bank Group, Inc............................   9,989     101,388
   Capital One Financial Corp.............................. 117,064   7,043,741
   Capital Southwest Corp..................................   1,955     210,651
   CapitalSource, Inc...................................... 195,044   1,542,798
   Capitol Federal Financial, Inc.......................... 103,926   1,237,759
   Cardinal Financial Corp.................................  18,471     294,982
 #*Carolina Bank Holdings, Inc.............................     900       6,966
   Cash America International, Inc.........................  17,060     666,875
   Cathay General Bancorp..................................  53,188     940,896
  #CBOE Holdings, Inc......................................   8,600     253,614
  *CBRE Group, Inc. Class A................................  22,947     413,505
   Center Bancorp, Inc.....................................   9,475     107,920
   Centerstate Banks, Inc..................................  14,735     127,752
  *Central Pacific Financial Corp..........................   2,556      36,730
   Century Bancorp, Inc. Class A...........................   1,308      42,785
   Charles Schwab Corp. (The)..............................  80,456   1,092,592
   Chemical Financial Corp.................................  17,757     417,645
  *Chicopee Bancorp, Inc...................................   3,900      58,461
   Chubb Corp. (The).......................................  62,621   4,820,565
   Cincinnati Financial Corp...............................  70,627   2,813,780
  *CIT Group, Inc..........................................  87,275   3,248,376
   Citigroup, Inc.......................................... 411,827  15,398,212
  *Citizens Community Bancorp, Inc.........................   1,100       6,116
   Citizens Holding Co.....................................     200       3,744
 #*Citizens, Inc...........................................  30,648     312,303
  #City Holding Co.........................................   9,860     346,283
   City National Corp......................................  35,024   1,789,726
   CKX Lands, Inc..........................................      39         528
   Clifton Savings Bancorp, Inc............................  15,126     167,294
   CME Group, Inc..........................................  68,158   3,812,077
   CNA Financial Corp......................................  92,975   2,731,606

                                     1058

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   CNB Financial Corp.......................................   5,014 $   86,141
   CNO Financial Group, Inc................................. 150,916  1,445,775
   CoBiz Financial, Inc.....................................  23,497    167,534
   Codorus Valley Bancorp, Inc..............................     514      7,872
  #Cohen & Steers, Inc......................................  16,025    448,540
  *Colonial Financial Services, Inc.........................     721      9,589
  *Colony Bankcorp, Inc.....................................     327      1,194
   Columbia Banking System, Inc.............................  24,686    437,189
   Comerica, Inc............................................  87,157  2,598,150
  #Commerce Bancshares, Inc.................................  57,336  2,183,355
   Commercial National Financial Corp.......................     923     19,429
   Community Bank System, Inc...............................  25,903    714,664
  *Community Bankers Trust Corp.............................     700      1,953
   Community Trust Bancorp, Inc.............................  10,180    345,306
 #*CompuCredit Holdings Corp................................  12,895     49,388
   Consolidated-Tokoma Land Co..............................   2,770     90,911
  *Cowen Group, Inc. Class A................................  51,990    132,055
   Crawford & Co. Class A...................................  15,180     66,185
   Crawford & Co. Class B...................................  14,557     80,209
  *Credit Acceptance Corp...................................  11,569    944,609
   Cullen/Frost Bankers, Inc................................  40,406  2,234,452
  #CVB Financial Corp.......................................  68,495    741,116
  *DFC Global Corp..........................................  27,468    462,836
   Diamond Hill Investment Group, Inc.......................   1,238     95,301
   Dime Community Bancshares, Inc...........................  23,175    336,038
   Discover Financial Services.............................. 122,509  5,022,869
   Donegal Group, Inc. Class A..............................  11,510    149,170
   Donegal Group, Inc. Class B..............................   1,947     35,095
   Duff & Phelps Corp.......................................  24,802    308,289
  *E*Trade Financial Corp................................... 183,825  1,536,777
   East West Bancorp, Inc...................................  92,704  1,973,668
   Eastern Insurance Holdings, Inc..........................   3,649     61,376
  *Eastern Virginia Bankshares, Inc.........................     753      3,855
   Eaton Vance Corp.........................................  14,400    405,216
   ECB Bancorp, Inc.........................................     468      6,866
  *eHealth, Inc.............................................  12,857    278,997
   EMC Insurance Group, Inc.................................   7,470    167,179
   Employers Holdings, Inc..................................  25,610    467,382
   Endurance Specialty Holdings, Ltd........................  38,019  1,541,670
  *Enstar Group, Ltd........................................   8,326    832,600
   Enterprise Bancorp, Inc..................................   3,460     59,062
   Enterprise Financial Services Corp.......................   8,391    117,474
   Epoch Holding Corp.......................................   5,322    116,658
   Erie Indemnity Co. Class A...............................  16,842  1,047,909
   ESB Financial Corp.......................................   6,219     83,894
   ESSA Bancorp, Inc........................................   9,762     98,401
   Evans Bancorp, Inc.......................................     807     13,033
   Evercore Partners, Inc. Class A..........................  10,666    297,581
   Everest Re Group, Ltd....................................  22,909  2,544,044
  *EZCORP, Inc. Class A.....................................  23,188    455,876
  *Farmers Capital Bank Corp................................   1,450     17,313
   FBL Financial Group, Inc. Class A........................  19,223    656,081
   Federal Agricultural Mortgage Corp. Class A..............     635     14,726
   Federal Agricultural Mortgage Corp. Class C..............   6,100    171,837
  #Federated Investors, Inc. Class B........................  14,054    326,615
  *Federated National Holding Co............................   3,254     20,338
   Fidelity National Financial, Inc. Class A................ 137,653  2,947,151
   Fidelity Southern Corp...................................   4,345     42,538
   Fifth Third Bancorp...................................... 319,356  4,640,243
   Financial Institutions, Inc..............................   8,200    156,128
  *First Acceptance Corp....................................  16,289     19,710

                                     1059

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
   First Advantage Bancorp.................................     956 $    12,457
   First American Financial Corp...........................  67,351   1,532,235
  *First BanCorp...........................................  11,975      50,774
   First Bancorp...........................................   9,755     101,940
   First Bancorp, Inc......................................   3,162      52,110
   First Busey Corp........................................  47,294     223,228
   First Business Financial Services, Inc..................   1,140      28,090
  *First California Financial Group, Inc...................  15,928     107,514
  *First Cash Financial Services, Inc......................  15,186     678,207
   First Citizens BancShares, Inc. Class A.................   5,557     937,744
   First Commonwealth Financial Corp.......................  68,072     445,872
   First Community Bancshares, Inc.........................  10,309     154,429
   First Defiance Financial Corp...........................   4,522      80,039
 #*First Federal Bancshares of Arkansas, Inc...............      99         995
   First Financial Bancorp.................................  37,829     593,915
  #First Financial Bankshares, Inc.........................  19,913     721,448
   First Financial Corp....................................   8,161     249,645
   First Financial Holdings, Inc...........................   9,041     127,478
  *First Financial Northwest, Inc..........................  11,880      93,852
  *First Financial Service Corp............................     100         265
  #First Horizon National Corp............................. 173,396   1,614,317
   First Interstate BancSystem, Inc........................   7,782     116,963
   First M&F Corp..........................................     911       7,698
  *First Marblehead Corp. (The)............................  15,512      14,581
   First Merchants Corp....................................  18,601     273,621
   First Midwest Bancorp, Inc..............................  43,893     542,956
   First Niagara Financial Group, Inc...................... 219,561   1,817,965
   First Pactrust Bancorp, Inc.............................   5,840      68,678
   First Republic Bank.....................................   7,107     244,125
  *First South Bancorp, Inc................................   4,040      21,816
 #*First United Corp.......................................   1,100       7,590
   Firstbank Corp..........................................   1,136      12,610
  *FirstCity Financial Corp................................   3,901      31,559
  #FirstMerit Corp.........................................  70,198     972,944
   Flagstone Reinsurance Holdings SA.......................  43,137     381,331
   Flushing Financial Corp.................................  19,858     308,792
   FNB Corp................................................  90,817     974,466
  *Forest City Enterprises, Inc. Class A...................  98,842   1,586,414
  *Forest City Enterprises, Inc. Class B...................   4,120      65,673
  *Forestar Group, Inc.....................................  21,593     345,704
   Fox Chase Bancorp, Inc..................................  11,004     171,222
  *Franklin Financial Corp.................................     140       2,412
   Franklin Resources, Inc.................................  13,920   1,778,976
   Fulton Financial Corp................................... 131,288   1,276,119
   FXCM, Inc...............................................   7,950      71,550
   Gallagher (Arthur J.) & Co..............................  38,758   1,373,584
   GAMCO Investors, Inc. Class A...........................   3,560     174,440
  *Genworth Financial, Inc. Class A........................ 142,607     849,938
   German American Bancorp, Inc............................   7,495     169,012
   GFI Group, Inc..........................................  73,197     231,303
   Glacier Bancorp, Inc....................................  45,928     665,956
  *Global Indemnity P.L.C..................................  10,235     227,012
   Goldman Sachs Group, Inc. (The).........................  85,641  10,481,602
   Great Southern Bancorp, Inc.............................   7,886     223,726
  #Greenhill & Co., Inc....................................   9,862     470,615
  *Greenlight Capital Re, Ltd. Class A.....................  20,143     514,654
  *Guaranty Bancorp........................................   3,944       7,218
  *Hallmark Financial Services, Inc........................  10,439      79,650
   Hampden Bancorp, Inc....................................   1,565      20,267
   Hancock Holding Co......................................  56,175   1,774,568
  *Hanmi Financial Corp....................................  19,987     248,039

                                     1060

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
   Hanover Insurance Group, Inc. (The).....................  30,043 $ 1,084,853
   Harleysville Savings Financial Corp.....................   1,326      22,529
  *Harris & Harris Group, Inc..............................  17,939      61,531
   Hartford Financial Services Group, Inc.................. 176,829   3,838,958
   Hawthorn Bancshares, Inc................................     232       2,030
   HCC Insurance Holdings, Inc.............................  67,900   2,419,956
   Heartland Financial USA, Inc............................  10,412     298,824
  *Heritage Commerce Corp..................................  14,694      96,833
   Heritage Financial Corp.................................   8,900     123,087
   Heritage Financial Group, Inc...........................     782      10,463
   HF Financial Corp.......................................     761       9,726
  *HFF, Inc. Class A.......................................  22,857     318,398
  *Hilltop Holdings, Inc...................................  35,902     487,908
   Hingham Institution for Savings.........................     248      16,852
  *HMN Financial, Inc......................................     212         708
  *Home Bancorp, Inc.......................................   3,783      71,537
   Home BancShares, Inc....................................  17,787     616,142
   Home Federal Bancorp, Inc...............................   8,959     102,312
   Homeowners Choice, Inc..................................   6,591     146,320
   HopFed Bancorp, Inc.....................................   1,664      13,062
   Horace Mann Educators Corp..............................  24,083     462,634
   Horizon Bancorp.........................................     945      27,405
 #*Howard Hughes Corp. (The)...............................  13,916     974,120
   Hudson City Bancorp, Inc................................ 285,251   2,420,355
   Hudson Valley Holding Corp..............................   8,777     141,397
   Huntington Bancshares, Inc.............................. 359,754   2,298,828
   IBERIABANK Corp.........................................  19,179     954,922
  *ICG Group, Inc..........................................  20,948     219,535
  *Imperial Holdings, Inc..................................     376       1,324
   Independence Holding Co.................................   6,304      55,097
   Independent Bank Corp...................................  13,773     406,441
   Infinity Property & Casualty Corp.......................   7,323     418,217
   Interactive Brokers Group, Inc. Class A.................  29,774     424,280
  *IntercontinentalExchange, Inc...........................  15,873   2,079,363
   International Bancshares Corp...........................  43,810     795,152
  *Intervest Bancshares Corp. Class A......................   8,831      36,649
  *INTL. FCStone, Inc......................................   9,970     184,744
   Invesco, Ltd............................................ 181,053   4,403,209
  *Investment Technology Group, Inc........................  20,642     174,218
  *Investors Bancorp, Inc..................................  78,574   1,413,546
  *Investors Capital Holdings, Ltd.........................   1,190       4,355
  #Investors Title Co......................................     675      44,280
   Janus Capital Group, Inc................................ 116,043     986,366
   Jefferies Group, Inc.................................... 128,316   1,827,220
  *Jefferson Bancshares, Inc...............................     200         592
   JMP Group, Inc..........................................  11,563      64,059
   Jones Lang LaSalle, Inc.................................  27,069   2,104,344
   JPMorgan Chase & Co..................................... 811,150  33,808,732
   Kaiser Federal Financial Group, Inc.....................   4,666      71,996
  #KBW, Inc................................................  22,179     360,409
   Kearny Financial Corp...................................  38,365     362,549
   Kemper Corp.............................................  38,513   1,193,903
   Kennedy-Wilson Holdings, Inc............................  16,045     227,839
   Kentucky First Federal Bancorp..........................   1,549      12,702
   KeyCorp................................................. 410,394   3,455,517
 #*Knight Capital Group, Inc. Class A......................  51,490     135,419
   Lake Shore Bancorp, Inc.................................     125       1,310
   Lakeland Bancorp, Inc...................................  18,322     181,937
   Lakeland Financial Corp.................................  10,097     269,489
   Landmark Bancorp, Inc...................................   1,157      23,718
   Lazard, Ltd. Class A....................................   1,636      48,197

                                     1061

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Legg Mason, Inc..........................................  92,842 $2,365,614
 #*Leucadia National Corp...................................  85,468  1,940,124
  #Life Partners Holdings, Inc..............................   2,872      7,295
   Lincoln National Corp.................................... 122,437  3,035,213
   LNB Bancorp, Inc.........................................   5,305     31,671
   Loews Corp...............................................  75,812  3,205,331
  *Louisiana Bancorp, Inc...................................   2,000     32,740
  #LPL Financial Holdings, Inc..............................  21,948    640,882
  #M&T Bank Corp............................................  49,683  5,172,000
 #*Macatawa Bank Corp.......................................  17,866     55,206
   Maiden Holdings, Ltd.....................................  39,460    333,437
   MainSource Financial Group, Inc..........................  12,698    158,979
  *Markel Corp..............................................   4,513  2,129,865
  #MarketAxess Holdings, Inc................................  18,026    563,132
   Marlin Business Services Corp............................   7,740    174,847
   Marsh & McLennan Cos., Inc...............................  49,464  1,683,260
  *Maui Land & Pineapple Co., Inc...........................   1,700      3,740
   MB Financial, Inc........................................  35,882    726,969
 #*MBIA, Inc................................................ 166,900  1,652,310
 #*MBT Financial Corp.......................................   2,040      5,875
   MCG Capital Corp.........................................  48,844    227,613
   Meadowbrook Insurance Group, Inc.........................  23,313    131,019
   Medallion Financial Corp.................................  14,216    177,842
  *Mercantile Bank Corp.....................................   4,389     72,550
   Merchants Bancshares, Inc................................   2,632     77,065
   Mercury General Corp.....................................  35,221  1,427,507
  *Meridian Interstate Bancorp, Inc.........................  12,664    213,895
   Meta Financial Group, Inc................................     496     11,785
   MetLife, Inc............................................. 216,234  7,674,145
  *Metro Bancorp, Inc.......................................   8,480    110,070
  *MetroCorp Bancshares, Inc................................   1,365     13,841
  *MGIC Investment Corp..................................... 111,894    192,458
   MicroFinancial, Inc......................................   1,885     14,854
   MidSouth Bancorp, Inc....................................   3,894     60,357
   MidWestOne Financial Group, Inc..........................   2,909     58,762
   Montpelier Re Holdings, Ltd..............................  40,003    914,869
   Moody's Corp.............................................  19,475    937,916
   Morgan Stanley........................................... 284,332  4,941,690
   MSB Financial Corp.......................................     687      4,342
 #*MSCI, Inc................................................  18,733    504,667
   MutualFirst Financial, Inc...............................   1,660     20,186
   NASDAQ OMX Group, Inc. (The).............................  75,383  1,794,869
  *National Financial Partners Corp.........................  26,319    482,954
   National Interstate Corp.................................   8,880    230,436
   National Penn Bancshares, Inc............................  98,826    882,516
   National Western Life Insurance Co. Class A..............     577     80,993
  *Navigators Group, Inc. (The).............................  12,200    647,576
   NBT Bancorp, Inc.........................................  24,899    529,602
   Nelnet, Inc. Class A.....................................  22,639    552,618
 #*Netspend Holdings, Inc...................................  21,447    229,697
   New England Bancshares, Inc..............................   1,592     22,973
   New Hampshire Thrift Bancshares, Inc.....................   2,140     28,205
   New York Community Bancorp, Inc.......................... 184,049  2,550,919
  *NewBridge Bancorp........................................   7,017     30,243
  *Newport Bancorp, Inc.....................................   1,100     18,376
  *NewStar Financial, Inc...................................  29,292    366,150
   Nicholas Financial, Inc..................................      95      1,236
  *North Valley Bancorp.....................................      67        933
   Northeast Community Bancorp, Inc.........................   5,046     27,349
  #Northern Trust Corp......................................  50,078  2,392,727
  #Northfield Bancorp, Inc..................................  24,874    403,954

                                     1062

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Northrim Bancorp, Inc....................................   2,509 $   56,528
   Northwest Bancshares, Inc................................  64,090    762,671
   Norwood Financial Corp...................................      65      2,064
   NYSE Euronext............................................ 109,528  2,711,913
   Ocean Shore Holding Co...................................   3,233     42,967
   OceanFirst Financial Corp................................  11,042    153,925
  *Ocwen Financial Corp.....................................  85,479  3,296,925
   Ohio Valley Banc Corp....................................   1,078     20,347
   Old National Bancorp.....................................  63,098    774,212
  #Old Republic International Corp.......................... 165,024  1,630,437
 #*Old Second Bancorp, Inc..................................   3,572      5,001
  *OmniAmerican Bancorp, Inc................................   7,163    163,961
   OneBeacon Insurance Group, Ltd. Class A..................  14,202    191,727
   Oppenheimer Holdings, Inc. Class A.......................   4,511     73,439
   Oriental Financial Group, Inc............................  26,159    308,153
   Oritani Financial Corp...................................  34,113    521,247
   Osage Bancshares, Inc....................................   1,100     12,045
  *Pacific Capital Bancorp..................................   7,766    356,537
   Pacific Continental Corp.................................   8,426     78,278
  *Pacific Mercantile Bancorp...............................   4,434     31,792
   PacWest Bancorp..........................................  23,303    524,318
   Park National Corp.......................................   9,540    634,887
  *Park Sterling Corp.......................................  10,828     54,140
   PartnerRe, Ltd...........................................  28,922  2,342,682
   Peapack-Gladstone Financial Corp.........................   2,972     46,036
   Penns Woods Bancorp, Inc.................................   2,417     97,961
   Peoples Bancorp of North Carolina........................     126      1,260
   Peoples Bancorp, Inc.....................................   6,533    139,153
   People's United Financial, Inc........................... 156,146  1,878,436
 #*PHH Corp.................................................  35,479    738,318
  *Phoenix Cos, Inc. (The)..................................   3,177     95,755
  *PICO Holdings, Inc.......................................  14,743    326,410
  *Pinnacle Financial Partners, Inc.........................  22,716    444,098
  *Piper Jaffray Cos., Inc..................................  10,445    280,448
   Platinum Underwriters Holdings, Ltd......................  22,758  1,010,455
   PNC Financial Services Group, Inc........................ 115,488  6,720,247
  *Popular, Inc.............................................  20,454    395,376
  *Porter Bancorp, Inc......................................   3,191      4,659
 #*Preferred Bank...........................................   1,426     20,263
   Premier Financial Bancorp, Inc...........................   1,250     11,962
   Presidential Life Corp...................................  17,696    247,390
   Primerica, Inc...........................................  40,283  1,138,398
 #*Primus Guaranty, Ltd.....................................   9,727     81,220
  *Princeton National Bancorp, Inc..........................     501         70
   Principal Financial Group, Inc........................... 132,427  3,647,040
   PrivateBancorp, Inc......................................  48,051    776,504
   ProAssurance Corp........................................  19,955  1,783,977
   Progressive Corp. (The)..................................  90,849  2,025,933
   Prosperity Bancshares, Inc...............................  33,272  1,392,766
   Protective Life Corp.....................................  53,447  1,459,103
   Provident Financial Holdings, Inc........................   4,700     69,419
   Provident Financial Services, Inc........................  38,050    570,750
   Provident New York Bancorp...............................  24,242    221,329
  *Prudential Bancorp, Inc. of Pennsylvania.................   1,666     10,996
   Prudential Financial, Inc................................  98,538  5,621,593
   Pulaski Financial Corp...................................   4,605     39,419
   Pzena Investment Management, Inc. Class A................   2,289     12,910
   QC Holdings, Inc.........................................   6,412     21,673
   QCR Holdings, Inc........................................     797     11,517
  #Radian Group, Inc........................................  80,134    375,828
  #Raymond James Financial, Inc.............................  55,106  2,101,743

                                     1063

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Financials -- (Continued)
   Regions Financial Corp................................... 617,697 $4,027,384
   Reinsurance Group of America, Inc........................  38,303  2,026,995
   RenaissanceRe Holdings, Ltd..............................  32,375  2,634,030
   Renasant Corp............................................  15,950    293,640
   Republic Bancorp, Inc. Class A...........................  11,604    250,878
  *Republic First Bancorp, Inc..............................   8,744     18,625
   Resource America, Inc. Class A...........................  10,164     68,709
  *Riverview Bancorp, Inc...................................   5,533      9,129
   RLI Corp.................................................  12,481    850,955
   Rockville Financial, Inc.................................  17,739    235,751
   Roma Financial Corp......................................  14,191    125,023
  *Royal Bancshares of Pennsylvania, Inc. Class A...........   2,289      4,578
  *Rurban Financial Corp....................................     600      4,320
   S&T Bancorp, Inc.........................................  17,653    310,163
   S.Y. Bancorp, Inc........................................   7,981    188,192
  *Safeguard Scientifics, Inc...............................  12,834    203,419
   Safety Insurance Group, Inc..............................   9,751    451,959
   Salisbury Bancorp, Inc...................................     300      7,671
   Sandy Spring Bancorp, Inc................................  12,408    237,241
  *Savannah Bancorp, Inc. (The).............................   1,179     11,436
   SCBT Financial Corp......................................   9,185    364,461
   SeaBright Holdings, Inc..................................  13,063    143,301
  *Seacoast Banking Corp. of Florida........................   4,068      6,509
   SEI Investments Co.......................................  31,179    682,197
   Selective Insurance Group, Inc...........................  34,352    635,168
   Shore Bancshares, Inc....................................   1,418      8,012
   SI Financial Group, Inc..................................   4,055     44,605
   Sierra Bancorp...........................................   6,986     78,592
 #*Signature Bank...........................................  23,994  1,709,333
   Simmons First National Corp. Class A.....................  10,999    273,765
  #SLM Corp................................................. 140,466  2,469,392
   Somerset Hills Bancorp...................................   1,096      9,283
  *Southcoast Financial Corp................................     990      4,633
  *Southern First Bancshares, Inc...........................      17        168
   Southern Missouri Bancorp, Inc...........................      65      1,576
   Southern National Bancorp of Virginia, Inc...............     417      3,394
   Southside Bancshares, Inc................................  10,832    221,077
  *Southwest Bancorp, Inc...................................  11,578    124,927
 #*St. Joe Co. (The)........................................  53,181  1,052,984
   StanCorp Financial Group, Inc............................  26,731    918,210
   State Auto Financial Corp................................  23,350    376,869
   State Street Corp........................................ 107,806  4,804,913
   StellarOne Corp..........................................  13,605    186,661
   Sterling Bancorp.........................................  18,915    180,638
   Stewart Information Services Corp........................  11,609    270,722
 #*Stifel Financial Corp....................................  34,396  1,090,353
  *Stratus Properties, Inc..................................     271      2,493
  *Suffolk Bancorp..........................................   5,363     80,552
   Summit State Bank........................................     361      2,556
  *Sun Bancorp, Inc.........................................  21,767     67,260
   SunTrust Banks, Inc...................................... 118,016  3,210,035
   Susquehanna Bancshares, Inc.............................. 120,191  1,246,381
  *SVB Financial Group......................................  28,636  1,620,511
  *SWS Group, Inc...........................................  14,900     84,781
   Symetra Financial Corp...................................  61,464    734,495
   Synovus Financial Corp................................... 204,316    500,574
   T. Rowe Price Group, Inc.................................  11,700    759,798
 #*Taylor Capital Group, Inc................................  16,077    300,318
   TCF Financial Corp....................................... 104,966  1,200,811
  #TD Ameritrade Holding Corp...............................  99,756  1,565,172
   Teche Holding Co.........................................     651     26,092

                                     1064

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
  *Tejon Ranch Co........................................    12,559 $   376,016
   Territorial Bancorp, Inc..............................     7,203     162,788
  #Teton Advisors, Inc. Class A..........................        29         407
 #*Texas Capital Bancshares, Inc.........................    25,575   1,214,045
   TF Financial Corp.....................................       840      18,816
 #*TFS Financial Corp....................................   132,766   1,188,256
   Thomas Properties Group, Inc..........................    26,677     142,455
  *Timberland Bancorp, Inc...............................       899       5,574
   Tompkins Financial Corp...............................     8,073     326,795
   Torchmark Corp........................................    43,587   2,205,066
   Tower Group, Inc......................................    24,753     446,049
  #TowneBank.............................................    17,331     269,844
  *Transcontinental Realty Investors, Inc................       860       3,870
   Travelers Cos., Inc. (The)............................   100,570   7,134,436
  *Tree.com, Inc.........................................     5,556      80,284
   TriCo Bancshares......................................     8,920     149,856
   TrustCo Bank Corp.....................................    60,358     336,798
   Trustmark Corp........................................    40,900     959,923
   U.S. Bancorp..........................................   351,609  11,676,935
  #UMB Financial Corp....................................    26,529   1,181,336
   Umpqua Holdings Corp..................................    73,638     890,283
   Union Bankshares, Inc.................................       337       6,605
   Union First Market Bankshares Corp....................    14,858     233,271
  *United Bancshares, Inc................................       606       5,745
  #United Bankshares, Inc................................    29,783     709,729
  *United Community Banks, Inc...........................    14,508     126,220
  *United Community Financial Corp.......................     1,464       5,578
   United Financial Bancorp, Inc.........................    10,899     167,518
   United Fire Group, Inc................................    16,201     385,098
  *United Security Bancshares............................     1,870       5,610
  *Unity Bancorp, Inc....................................     2,239      13,658
   Universal Insurance Holdings, Inc.....................    17,399      68,726
   Univest Corp. of Pennsylvania.........................    10,269     173,751
   Unum Group............................................   125,496   2,545,059
   Validus Holdings, Ltd.................................    63,870   2,286,546
  #Valley National Bancorp...............................   124,228   1,209,981
   ViewPoint Financial Group, Inc........................    34,190     711,152
  *Virginia Commerce Bancorp, Inc........................    19,429     177,970
  *Virtus Investment Partners, Inc.......................     1,301     124,896
   Waddell & Reed Financial, Inc.........................    12,057     401,860
  *Walker & Dunlop, Inc..................................       521       8,654
   Washington Banking Co.................................     9,251     126,461
   Washington Federal, Inc...............................    69,726   1,170,002
   Washington Trust Bancorp, Inc.........................    10,235     276,243
 #*Waterstone Financial, Inc.............................    11,388      61,495
   Wayne Savings Bancshares, Inc.........................       243       2,187
   Webster Financial Corp................................    58,222   1,280,884
   Wells Fargo & Co...................................... 1,084,633  36,541,286
   WesBanco, Inc.........................................    16,905     371,910
   West Bancorporation, Inc..............................     9,721     106,056
  *West Coast Bancorp....................................    11,549     254,309
  #Westamerica Bancorporation............................    18,055     796,587
  *Western Alliance Bancorp..............................    54,752     561,756
   Westfield Financial, Inc..............................    18,225     132,860
   Westwood Holdings Group, Inc..........................     2,604     101,087
   White River Capital, Inc..............................       135       3,054
   Willis Group Holdings P.L.C...........................    35,300   1,188,551
  *Wilshire Bancorp, Inc.................................    44,269     288,191
  #Wintrust Financial Corp...............................    24,036     888,130
 #*World Acceptance Corp.................................    10,120     675,611
   WR Berkley Corp.......................................    58,520   2,275,843

                                     1065

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Financials -- (Continued)
  *WSB Holdings, Inc......................................     200 $      1,140
   WSFS Financial Corp....................................   1,362       57,688
   WVS Financial Corp.....................................     757        6,624
   XL Group P.L.C......................................... 138,187    3,418,746
  *Yadkin Valley Financial Corp...........................   6,076       19,443
   Zions Bancorporation................................... 122,150    2,622,560
  *ZipRealty, Inc.........................................   9,538       25,180
                                                                   ------------
Total Financials..........................................          546,508,137
                                                                   ------------
Health Care -- (9.6%)
  *Abaxis, Inc............................................   8,165      300,309
  #Abbott Laboratories....................................  69,977    4,584,893
 #*ABIOMED, Inc...........................................   2,168       42,970
  *Acadia Healthcare Co., Inc.............................   2,170       44,637
  *Accuray, Inc...........................................  47,276      329,041
  *Acorda Therapeutics, Inc...............................  12,973      310,703
  *Adcare Health Systems, Inc.............................   2,884       13,672
  *Addus HomeCare Corp....................................   4,088       22,198
  #Aetna, Inc.............................................  79,467    3,472,708
  *Affymax, Inc...........................................  21,288      485,154
 #*Affymetrix, Inc........................................  43,784      138,795
   Agilent Technologies, Inc..............................  24,423      878,984
 #*Air Methods Corp.......................................   7,093      777,606
 #*Akorn, Inc.............................................   6,306       75,735
  *Albany Molecular Research, Inc.........................  15,351       54,343
  *Alere, Inc.............................................  55,692    1,069,286
  *Alexion Pharmaceuticals, Inc...........................  12,000    1,084,560
 #*Align Technology, Inc..................................  36,980      982,928
  *Alkermes P.L.C.........................................  54,833    1,016,055
   Allergan, Inc..........................................  15,701    1,411,834
  *Alliance HealthCare Services, Inc......................   1,429        1,972
  *Allied Healthcare Products, Inc........................     500        1,365
  *Allscripts Healthcare Solutions, Inc...................  89,084    1,150,965
  *Almost Family, Inc.....................................   5,545      114,948
  *Alnylam Pharmaceuticals, Inc...........................  15,940      257,750
  *Alphatec Holdings, Inc.................................  36,305       62,445
  *AMAG Pharmaceuticals, Inc..............................   9,482      146,781
  *Amedisys, Inc..........................................  19,877      219,442
  *AMERIGROUP Corp........................................  28,645    2,616,434
  #AmerisourceBergen Corp.................................  46,200    1,822,128
   Amgen, Inc.............................................  85,813    7,426,686
  *AMN Healthcare Services, Inc...........................  24,556      243,596
  *Amsurg Corp............................................  20,060      572,111
   Analogic Corp..........................................   7,941      584,934
  *AngioDynamics, Inc.....................................  14,329      153,750
  *Anika Therapeutics, Inc................................   8,673       97,224
  *Ariad Pharmaceuticals, Inc.............................  52,500    1,131,375
  *Arqule, Inc............................................   7,542       18,930
  *Array BioPharma, Inc...................................     785        3,250
  *ArthroCare Corp........................................  17,913      538,823
  *Astex Pharmaceuticals, Inc.............................  35,658       84,866
 #*athenahealth, Inc......................................   2,911      187,148
  *AtriCure, Inc..........................................   3,000       19,260
   Atrion Corp............................................   1,070      217,467
 #*AVEO Pharmaceuticals, Inc..............................   6,456       49,259
   Bard (C.R.), Inc.......................................   4,700      452,093
   Baxter International, Inc..............................  22,821    1,429,279
  #Becton Dickinson & Co..................................  12,012      909,068
  *BioClinica, Inc........................................   8,038       50,398
 #*BioCryst Pharmaceuticals, Inc..........................  13,395       38,979
  *Biogen Idec, Inc.......................................  16,395    2,266,117

                                     1066

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Health Care -- (Continued)
  *BioMarin Pharmaceutical, Inc.............................  15,781 $  584,528
 #*BioMimetic Therapeutics, Inc.............................   1,978      7,338
  *Bio-Rad Laboratories, Inc. Class A.......................  14,801  1,500,081
  *Bio-Rad Laboratories, Inc. Class B.......................     544     54,264
 #*Bio-Reference Labs, Inc..................................  14,532    403,408
  *BioScrip, Inc............................................  38,564    355,174
  *BioSpecifics Technologies Corp...........................   1,000     16,000
  *Boston Scientific Corp................................... 619,825  3,185,900
  *Bovie Medical Corp.......................................   6,517     24,439
  #Bristol-Myers Squibb Co.................................. 143,332  4,765,789
 #*Brookdale Senior Living, Inc.............................  75,024  1,760,063
  *Bruker Corp..............................................  20,164    243,783
 #*BSD Medical Corp.........................................   1,100      2,057
  *Cambrex Corp.............................................  19,415    234,533
   Cantel Medical Corp......................................  17,822    463,550
  *Capital Senior Living Corp...............................  18,189    292,479
   Cardinal Health, Inc.....................................  31,700  1,303,821
  *CardioNet, Inc...........................................  11,275     27,398
  *CareFusion Corp..........................................  96,862  2,572,655
  *CAS Medical Systems, Inc.................................     415        755
  *Catamaran Corp...........................................  20,708    976,589
  *Celgene Corp.............................................  20,854  1,529,015
 #*Celldex Therapeutics, Inc................................  37,920    208,939
  *Centene Corp.............................................  30,879  1,172,784
 #*Cepheid, Inc.............................................  10,300    312,193
 #*Cerner Corp..............................................  14,200  1,081,898
  *Charles River Laboratories International, Inc............  25,443    949,533
  #Chemed Corp..............................................  12,670    852,058
  *Chindex International, Inc...............................   3,475     36,036
   Cigna Corp...............................................  70,425  3,591,675
  *CombiMatrix Corp.........................................   2,103        915
  *Community Health Systems, Inc............................  59,717  1,637,440
   Computer Programs & Systems, Inc.........................   2,800    136,668
 #*Conceptus, Inc...........................................  19,410    365,684
   CONMED Corp..............................................  17,455    482,805
   Cooper Cos., Inc. (The)..................................  30,523  2,929,598
  *Corvel Corp..............................................   6,649    282,782
 #*Covance, Inc.............................................  30,579  1,489,503
   Coventry Health Care, Inc................................  61,589  2,687,744
   Covidien P.L.C...........................................  44,304  2,434,505
  *Cross Country Healthcare, Inc............................  16,468     72,459
   CryoLife, Inc............................................  14,644     90,646
 #*Cubist Pharmaceuticals, Inc..............................  31,947  1,370,526
  *Cumberland Pharmaceuticals, Inc..........................  12,297     72,183
  *Cutera, Inc..............................................   6,333     46,928
  *Cyberonics, Inc..........................................   8,655    400,294
  *Cynosure, Inc. Class A...................................   6,323    166,548
  *DaVita, Inc..............................................  14,595  1,642,229
   Daxor Corp...............................................   1,894     15,322
  #DENTSPLY International, Inc..............................  35,485  1,307,267
  *Depomed, Inc.............................................  34,012    192,168
  *Digirad Corp.............................................   8,621     18,535
  *Durect Corp..............................................   2,398      3,285
  *DUSA Pharmaceuticals, Inc................................   6,700     45,962
  *Dynacq Healthcare, Inc...................................   2,399         24
 #*Edwards Lifesciences Corp................................  10,600    920,398
   Eli Lilly & Co...........................................  48,546  2,360,792
  *Emergent Biosolutions, Inc...............................  21,482    285,496
  *Emeritus Corp............................................  27,130    609,068
  *Endo Health Solutions, Inc...............................  70,799  2,029,099
  *Endocyte, Inc............................................   5,776     55,276

                                     1067

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (Continued)
   Ensign Group, Inc. (The)................................  12,717 $   370,828
  *Enzo Biochem, Inc.......................................  21,662      43,324
  *Enzon Pharmaceuticals, Inc..............................  28,575     187,738
  *Epocrates, Inc..........................................     600       5,868
  *Exactech, Inc...........................................   7,049     117,718
  *ExamWorks Group, Inc....................................   3,160      44,303
  *Express Scripts Holding Co..............................  36,362   2,237,717
 #*FAB Universal Corp......................................   1,225       4,410
  *Five Star Quality Care, Inc.............................  31,330     164,796
  *Forest Laboratories, Inc................................  76,015   2,562,466
  *Furiex Pharmaceuticals, Inc.............................   6,344     121,614
  *Future Healthcare of America............................     725         141
 #*Genomic Health, Inc.....................................   6,798     212,438
  *Gentiva Health Services, Inc............................  19,282     181,251
  *Gilead Sciences, Inc....................................  32,650   2,192,774
  *Greatbatch, Inc.........................................  14,728     323,721
  *GTx, Inc................................................   8,578      34,398
  *Haemonetics Corp........................................  15,924   1,300,991
  *Hanger, Inc.............................................  21,735     550,982
  *Harvard Bioscience, Inc.................................  15,686      63,058
 #*Health Management Associates, Inc. Class A.............. 137,266   1,002,042
  *Health Net, Inc.........................................  49,425   1,063,626
 #*HealthSouth Corp........................................  27,299     604,127
  *HealthStream, Inc.......................................  12,289     313,861
  *Healthways, Inc.........................................  21,622     210,382
  *Henry Schein, Inc.......................................  27,023   1,993,757
  #Hill-Rom Holdings, Inc..................................  33,886     951,858
  *Hi-Tech Pharmacal Co., Inc..............................   7,300     228,855
 #*HMS Holdings Corp.......................................   7,613     175,784
  *Hologic, Inc............................................ 109,285   2,253,457
 #*Horizon Pharma, Inc.....................................   1,510       3,896
  *Hospira, Inc............................................  48,274   1,481,529
   Humana, Inc.............................................  43,199   3,208,390
  *ICU Medical, Inc........................................   9,353     554,913
  *Idera Pharmaceuticals, Inc..............................  12,551      11,547
 #*IDEXX Laboratories, Inc.................................   8,700     836,940
 #*Illumina, Inc...........................................   8,304     394,523
 #*Immunomedics, Inc.......................................   7,638      25,282
 #*Impax Laboratories, Inc.................................  41,123     873,864
 #*Incyte Corp.............................................  40,400     644,784
 #*Infinity Pharmaceuticals, Inc...........................  11,550     258,604
  *Integra LifeSciences Holdings Corp......................  17,709     677,369
 #*Intuitive Surgical, Inc.................................   2,000   1,084,440
   Invacare Corp...........................................  10,839     147,952
  *IPC The Hospitalist Co..................................   7,916     273,023
  *Iridex Corp.............................................   1,600       6,368
  *IRIS International, Inc.................................  11,898     231,892
  *Jazz Pharmaceuticals P.L.C..............................  14,023     753,456
   Johnson & Johnson....................................... 141,608  10,028,679
   Kewaunee Scientific Corp................................     674       7,603
  *Kindred Healthcare, Inc.................................  23,624     231,515
  *K-V Pharmaceutical Co. Class B..........................     900          45
 #*Laboratory Corp. of America Holdings....................  18,016   1,526,496
   Landauer, Inc...........................................   2,642     153,104
  *Lannet Co., Inc.........................................  14,563      64,223
  *LCA-Vision, Inc.........................................   9,225      35,240
   LeMaitre Vascular, Inc..................................   9,392      56,352
  *LHC Group, Inc..........................................  11,292     197,836
  *Life Technologies Corp..................................  49,868   2,439,044
  *LifePoint Hospitals, Inc................................  32,400   1,145,016
  *Luminex Corp............................................  14,294     229,848

                                     1068

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Health Care -- (Continued)
  *Magellan Health Services, Inc.........................    21,872 $ 1,096,881
 #*Masimo Corp...........................................    18,146     398,668
   Maxygen, Inc..........................................    19,082      46,560
   McKesson Corp.........................................    22,964   2,142,771
  *MedAssets, Inc........................................    36,262     642,925
 .*MedCath Corp..........................................     9,997      13,696
  *Medical Action Industries, Inc........................     9,533      28,122
  *Medicines Co. (The)...................................    36,574     801,702
  *MediciNova, Inc.......................................     1,192       2,527
   Medicis Pharmaceutical Corp. Class A..................    34,332   1,490,352
  *Medidata Solutions, Inc...............................     5,897     247,792
 #*Medivation, Inc.......................................    14,686     750,748
 #*MEDNAX, Inc...........................................    32,507   2,242,333
   Medtronic, Inc........................................    77,600   3,226,608
   Merck & Co., Inc......................................   589,040  26,877,895
  *Merit Medical Systems, Inc............................    27,405     395,728
  *Metabolix, Inc........................................     1,632       2,171
  *Metropolitan Health Networks, Inc.....................    29,305     320,304
 #*Mettler Toledo International, Inc.....................     2,600     440,362
  *Molina Healthcare, Inc................................    28,243     708,052
  *Momenta Pharmaceuticals, Inc..........................    27,935     354,216
 #*MWI Veterinary Supply, Inc............................     6,600     693,132
  *Mylan, Inc............................................   135,096   3,423,333
  *Myrexis, Inc..........................................    14,533      34,879
 #*Myriad Genetics, Inc..................................    26,739     699,760
  *Nabi Biopharmaceuticals...............................     8,587      15,027
   National Healthcare Corp..............................     8,490     404,294
   National Research Corp................................     2,780     140,890
  *Natus Medical, Inc....................................    20,161     227,819
  *Neogen Corp...........................................     9,800     419,342
  *Neurocrine Biosciences, Inc...........................    12,479      91,471
  *NuVasive, Inc.........................................    27,361     394,546
  *Obagi Medical Products, Inc...........................    12,025     148,268
   Omnicare, Inc.........................................    73,936   2,553,010
  *Omnicell, Inc.........................................    22,238     324,230
 #*OncoGenex Pharmaceutical, Inc.........................       900      11,160
 #*Onyx Pharmaceuticals, Inc.............................    27,395   2,146,672
  *OraSure Technologies, Inc.............................    24,744     224,181
 #*Orexigen Therapeutics, Inc............................    18,045      96,180
  *Orthofix International NV.............................    11,835     469,376
 #*Osiris Therapeutics, Inc..............................     6,988      73,374
  #Owens & Minor, Inc....................................    35,779   1,018,628
  *Pain Therapeutics, Inc................................    21,575     100,755
  *Palomar Medical Technologies, Inc.....................    11,236      96,967
 #*PAREXEL International Corp............................    39,643   1,216,644
   Patterson Cos., Inc...................................    58,491   1,953,599
  *PDI, Inc..............................................     8,907      61,013
  #PDL BioPharma, Inc....................................    61,804     460,440
   PerkinElmer, Inc......................................    73,694   2,279,355
 #*Pernix Therapeutics Holdings, Inc.....................       733       5,776
   Perrigo Co............................................     8,500     977,585
   Pfizer, Inc........................................... 1,598,574  39,756,535
  *PharMerica Corp.......................................    17,562     214,608
  *Pozen, Inc............................................    19,179     114,882
  *Progenics Pharmaceuticals, Inc........................    13,575      38,689
  *ProPhase Labs, Inc....................................     2,300       3,795
  *Providence Service Corp. (The)........................     8,102      82,640
  *pSivida Corp..........................................     8,193      12,781
 #*PSS World Medical, Inc................................    27,823     796,294
   Quality Systems, Inc..................................     9,000     157,050
   Quest Diagnostics, Inc................................    34,818   2,009,695

                                     1069

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Health Care -- (Continued)
 #*Questcor Pharmaceuticals, Inc...........................  23,700 $   603,876
 #*Quidel Corp.............................................  21,044     368,901
  *RadNet, Inc.............................................  10,798      28,075
  *Regeneron Pharmaceuticals, Inc..........................  13,800   1,963,740
  *Repligen Corp...........................................  18,191      92,774
  #ResMed, Inc.............................................  48,888   1,952,587
  *Rigel Pharmaceuticals, Inc..............................  43,661     389,020
  *Rochester Medical Corp..................................   6,486      68,038
 #*Rockwell Medical, Inc...................................   4,331      31,140
  *RTI Biologics, Inc......................................  34,144     138,625
 #*Salix Pharmaceuticals, Ltd..............................  18,332     715,681
 #*Sangamo Biosciences, Inc................................  13,614      75,694
  *Santarus, Inc...........................................  17,297     157,922
 #*SciClone Pharmaceuticals, Inc...........................  36,986     203,793
 #*Seattle Genetics, Inc...................................  19,300     485,588
  *Select Medical Holdings Corp............................  83,479     884,043
 #*SIGA Technologies, Inc..................................   7,129      20,674
 #*Sirona Dental Systems, Inc..............................  29,087   1,665,522
  *Skilled Healthcare Group, Inc. Class A..................  12,388      96,255
  *Solta Medical, Inc......................................  35,517     104,775
   Span-American Medical System, Inc.......................   1,468      25,609
  *Spectranetics Corp......................................  19,200     279,552
 #*Spectrum Pharmaceuticals, Inc...........................  36,097     402,843
   St. Jude Medical, Inc...................................  34,273   1,311,285
  *Staar Surgical Co.......................................  10,301      66,338
 #*Stereotaxis, Inc........................................     260         458
   STERIS Corp.............................................  35,952   1,280,251
  *Strategic Diagnostics, Inc..............................   5,707       6,506
  #Stryker Corp............................................  22,435   1,180,081
  *Sucampo Pharmaceuticals, Inc. Class A...................   7,118      35,519
  *Sun Healthcare Group, Inc...............................  12,035     101,816
 #*Sunrise Senior Living, Inc..............................  39,332     565,987
  *SurModics, Inc..........................................  11,126     200,045
  *Symmetry Medical, Inc...................................  22,467     205,798
  *Synageva BioPharma Corp.................................   1,608      67,986
 #*Synta Pharmaceuticals Corp..............................   6,639      52,249
  *Targacept, Inc..........................................   8,118      33,121
  *Team Health Holdings, Inc...............................  15,305     407,266
   Techne Corp.............................................   4,502     303,255
   Teleflex, Inc...........................................  26,085   1,772,476
 #*Tenet Healthcare Corp...................................  68,727   1,621,957
 #*Theravance, Inc.........................................   2,330      52,448
   Thermo Fisher Scientific, Inc...........................  78,621   4,800,598
  *Thoratec Corp...........................................  21,469     766,443
  *Tornier NV..............................................     663      11,337
  *TranS1, Inc.............................................   4,075      11,206
 #*Transcept Pharmaceuticals, Inc..........................   9,491      48,309
  *Triple-S Management Corp. Class B.......................  11,373     205,169
 #*Trius Therapeutics, Inc.................................   1,364       7,475
   U.S. Physical Therapy, Inc..............................   7,349     196,218
 #*United Therapeutics Corp................................  18,654     851,928
   UnitedHealth Group, Inc................................. 192,286  10,768,016
  *Universal American Corp.................................  47,742     431,588
   Universal Health Services, Inc. Class B.................  53,642   2,220,242
   Utah Medical Products, Inc..............................   2,338      79,539
  *Vanguard Health Systems, Inc............................   1,749      16,930
  *Varian Medical Systems, Inc.............................   7,597     507,176
  *Vascular Solutions, Inc.................................  10,690     161,098
 #*VCA Antech, Inc.........................................  55,758   1,091,742
 #*Vertex Pharmaceuticals, Inc.............................  13,281     640,675
 #*Vical, Inc..............................................  31,607     107,780

                                     1070

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------ ------------
Health Care -- (Continued)
  *ViroPharma, Inc......................................... 47,167 $  1,190,967
 #*Vivus, Inc.............................................. 30,844      459,576
   Warner Chilcott P.L.C................................... 10,620      122,980
  *Waters Corp.............................................  7,000      572,670
  *Watson Pharmaceuticals, Inc............................. 39,726    3,414,450
  *WellCare Health Plans, Inc.............................. 23,299    1,109,032
  #WellPoint, Inc.......................................... 83,721    5,130,423
   West Pharmaceutical Services, Inc....................... 22,386    1,205,934
  *Wright Medical Group, Inc............................... 26,012      528,564
  *XenoPort, Inc........................................... 21,928      180,467
   Young Innovations, Inc..................................  4,805      164,091
  *Zalicus, Inc............................................  1,238          693
  #Zimmer Holdings, Inc.................................... 54,916    3,526,156
                                                                   ------------
Total Health Care..........................................         306,456,325
                                                                   ------------
Industrials -- (12.4%)
   3M Co................................................... 36,437    3,191,881
   A.O. Smith Corp......................................... 24,921    1,514,449
  *A.T. Cross Co. Class A..................................  1,727       16,355
   AAON, Inc............................................... 15,794      331,358
   AAR Corp................................................ 26,111      394,015
   ABM Industries, Inc..................................... 34,622      657,818
  *Acacia Research Corp.................................... 10,701      277,905
 #*ACCO Brands Corp........................................ 50,569      366,120
  *Accuride Corp...........................................  1,042        2,782
   Aceto Corp.............................................. 16,494      165,270
   Acme United Corp........................................    700        7,931
  #Acorn Energy, Inc.......................................  7,525       64,038
  #Actuant Corp. Class A................................... 47,865    1,351,708
  #Acuity Brands, Inc...................................... 20,533    1,328,485
  *Adept Technology, Inc...................................  5,898       23,592
  *ADT Corp. (The)......................................... 48,915    2,030,462
  *Advisory Board Co. (The)................................ 11,167      530,432
  *AECOM Technology Corp................................... 73,717    1,582,704
  *Aegion Corp............................................. 19,497      360,110
  *Aerovironment, Inc...................................... 11,546      253,897
  *AGCO Corp............................................... 37,457    1,704,668
  *Air Transport Services Group, Inc....................... 33,040      127,204
   Aircastle, Ltd.......................................... 37,400      416,262
   Alamo Group, Inc........................................  7,335      245,722
  *Alaska Air Group, Inc................................... 45,468    1,738,696
   Albany International Corp. Class A...................... 17,248      378,939
 #*Allegiant Travel Co..................................... 11,255      818,689
   Alliant Techsystems, Inc................................ 20,338    1,165,164
 .*Allied Defense Group, Inc. (The)........................  2,821       15,092
   Allied Motion Technologies, Inc.........................  3,866       24,936
   Altra Holdings, Inc..................................... 16,597      299,078
   Amerco, Inc............................................. 12,151    1,403,927
  *Ameresco, Inc. Class A.................................. 16,123      178,320
  *American Railcar Industries, Inc........................ 15,398      452,393
  *American Reprographics Co............................... 27,335      104,693
   American Science & Engineering, Inc.....................  5,189      329,917
 #*American Superconductor Corp............................  2,515        9,029
  *American Woodmark Corp..................................  8,898      204,654
   AMETEK, Inc............................................. 34,744    1,235,149
   Ampco-Pittsburgh Corp...................................  3,813       67,338
  *AMREP Corp..............................................  2,127       13,825
   Apogee Enterprises, Inc................................. 18,129      369,288
   Applied Industrial Technologies, Inc.................... 26,866    1,090,491
   Argan, Inc..............................................  8,372      148,938
   Arkansas Best Corp...................................... 10,500       84,525

                                     1071

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Industrials -- (Continued)
  #Armstrong World Industries, Inc........................... 34,300 $1,776,740
 #*Asset Acceptance Capital Corp............................. 15,921    101,576
   Asta Funding, Inc.........................................  7,725     72,460
  *Astec Industries, Inc..................................... 14,241    410,141
  *Astronics Corp............................................  5,498    127,609
  *Astronics Corp. Class B...................................  1,449     33,113
  *Atlas Air Worldwide Holdings, Inc......................... 17,309    951,822
   Avery Dennison Corp....................................... 63,827  2,066,718
  *Avis Budget Group, Inc.................................... 69,787  1,153,579
   AZZ, Inc.................................................. 16,323    643,779
 #*B/E Aerospace, Inc........................................ 44,617  2,011,781
  *Babcock & Wilcox Co. (The)................................  7,426    191,368
   Baltic Trading, Ltd.......................................    700      2,387
   Barnes Group, Inc......................................... 35,773    818,486
   Barrett Business Services, Inc............................  5,822    173,670
 #*Beacon Roofing Supply, Inc................................ 30,448    984,688
   Belden, Inc............................................... 29,533  1,057,281
  *Blount International, Inc................................. 16,686    220,756
  *BlueLinx Holdings, Inc.................................... 17,712     37,372
   Boeing Co. (The).......................................... 26,650  1,877,226
   Brady Corp. Class A....................................... 32,230    991,395
  *Breeze-Eastern Corp.......................................  3,679     29,432
   Briggs & Stratton Corp.................................... 32,203    636,009
   Brink's Co. (The)......................................... 30,563    804,113
  *Builders FirstSource, Inc................................. 27,781    153,073
   C.H. Robinson Worldwide, Inc..............................  7,700    464,541
  *CAI International, Inc.................................... 12,010    266,142
   Carlisle Cos., Inc........................................ 36,052  2,002,689
   Cascade Corp..............................................  6,232    405,018
  *Casella Waste Systems, Inc. Class A....................... 16,083     73,660
   Caterpillar, Inc.......................................... 31,000  2,629,110
  *CBIZ, Inc................................................. 30,651    169,194
   CDI Corp.................................................. 11,241    193,233
   CECO Environmental Corp...................................  8,575     75,889
   Celadon Group, Inc........................................ 14,872    254,311
   Ceradyne, Inc............................................. 16,200    566,352
  *Champion Industries, Inc..................................    700        140
 #*Chart Industries, Inc..................................... 17,014  1,204,421
   Cintas Corp............................................... 48,881  2,043,715
   CIRCOR International, Inc.................................  9,227    318,239
  #CLAROC, Inc............................................... 26,008  1,176,602
  *Clean Harbors, Inc........................................ 20,306  1,184,855
  *CNH Global NV............................................. 11,154    499,699
   Coleman Cable, Inc........................................  3,534     33,538
  *Colfax Corp............................................... 26,231    902,084
  *Columbus McKinnon Corp.................................... 12,317    184,385
   Comfort Systems USA, Inc.................................. 23,966    261,229
  *Command Security Corp.....................................    800      1,040
  *Commercial Vehicle Group, Inc.............................  6,508     49,396
   CompX International, Inc..................................    294      4,125
  *Consolidated Graphics, Inc................................  6,014    177,473
   Con-way, Inc.............................................. 37,025  1,077,798
   Cooper Industries P.L.C................................... 42,484  3,183,751
 #*Copart, Inc............................................... 49,606  1,428,157
   Corporate Executive Board Co. (The)....................... 10,892    489,704
  #Corrections Corp. of America.............................. 63,787  2,146,433
   Courier Corp..............................................  6,202     74,734
   Covanta Holding Corp...................................... 87,090  1,583,296
  *Covenant Transportation Group, Inc. Class A...............  5,187     24,068
  *CPI Aerostructures, Inc...................................  3,637     40,043
  *CRA International, Inc....................................  6,409    107,287

                                     1072

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
   Crane Co.................................................  28,666 $1,203,399
   CSX Corp................................................. 226,816  4,642,924
   Cubic Corp...............................................  16,873    823,402
   Cummins, Inc.............................................  12,936  1,210,551
   Curtiss-Wright Corp......................................  29,898    922,951
   Danaher Corp.............................................  50,750  2,625,298
   Deere & Co...............................................  11,800  1,008,192
  *Delta Air Lines, Inc..................................... 162,660  1,566,416
   Deluxe Corp..............................................  26,811    844,815
 #*DigitalGlobe, Inc........................................  25,148    652,339
  *Dolan Co. (The)..........................................  10,305     47,712
  *Dollar Thrifty Automotive Group, Inc.....................  15,478  1,191,806
   Donaldson Co., Inc.......................................  12,200    393,694
   Douglas Dynamics, Inc....................................  14,575    221,394
   Dover Corp...............................................  45,092  2,625,256
  *Ducommun, Inc............................................   5,986     81,649
   Dun & Bradstreet Corp. (The).............................  10,460    847,678
  *DXP Enterprises, Inc.....................................   9,019    444,005
  *Dycom Industries, Inc....................................  17,500    249,200
   Dynamic Materials Corp...................................   5,915     79,379
   Eastern Co. (The)........................................   1,960     31,360
  #Eaton Corp...............................................  57,328  2,707,028
  *Echo Global Logistics, Inc...............................  13,101    220,228
   Ecology & Environment, Inc. Class A......................     903     11,080
   EMCOR Group, Inc.........................................  43,541  1,400,279
   Emerson Electric Co......................................  40,260  1,949,792
  *Encore Capital Group, Inc................................  16,391    475,339
   Encore Wire Corp.........................................  15,183    468,547
  *Energy Recovery, Inc.....................................  12,161     36,118
  *EnergySolutions, Inc.....................................   4,609     13,182
 #*EnerNOC, Inc.............................................  10,052    123,841
  *EnerSys, Inc.............................................  31,784  1,095,912
  *Engility Holdings, Inc...................................   7,595    144,305
   Ennis, Inc...............................................  14,980    229,194
  *EnPro Industries, Inc....................................  13,362    488,515
   Equifax, Inc.............................................  48,308  2,417,332
   ESCO Technologies, Inc...................................  17,136    641,572
   Espey Manufacturing & Electronics Corp...................   1,611     44,238
  *Esterline Technologies Corp..............................  18,516  1,070,040
   Exelis, Inc..............................................  90,228    997,922
   Expeditors International of Washington, Inc..............  14,733    539,375
  *Exponent, Inc............................................   7,570    416,199
   Fastenal Co..............................................  19,684    879,875
  *Federal Signal Corp......................................  38,750    223,588
   FedEx Corp...............................................  64,166  5,902,630
  *Flow International Corp..................................  28,863     95,825
   Flowserve Corp...........................................  14,240  1,929,378
   Fluor Corp...............................................  37,854  2,114,146
  *Fortune Brands Home & Security, Inc......................  74,459  2,117,614
   Forward Air Corp.........................................  15,251    508,926
  *Franklin Covey Co........................................  10,869    130,645
   Franklin Electric Co., Inc...............................  14,898    863,190
   FreightCar America, Inc..................................   7,482    144,028
  *Frozen Food Express Industries...........................   6,523     11,480
 #*FTI Consulting, Inc......................................  25,965    674,051
  *Fuel Tech, Inc...........................................  14,209     57,973
  *Furmanite Corp...........................................  19,724     99,606
   G & K Services, Inc. Class A.............................  12,443    401,287
   Gardner Denver, Inc......................................  23,634  1,638,545
   GATX Corp................................................  30,158  1,250,351
 #*Genco Shipping & Trading, Ltd............................  20,425     62,092

                                     1073

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Industrials -- (Continued)
  *Gencor Industries, Inc................................     1,500 $    10,785
 #*GenCorp, Inc..........................................    27,116     239,163
   Generac Holdings, Inc.................................    33,070   1,124,380
  *General Cable Corp....................................    32,948     940,006
  *General Dynamics Corp.................................    63,463   4,320,561
   General Electric Co................................... 2,219,055  46,733,298
 #*Genesee & Wyoming, Inc. Class A.......................    22,254   1,612,747
   Geo Group, Inc. (The).................................    39,908   1,106,250
  *GeoEye, Inc...........................................    13,401     420,389
  *Gibraltar Industries, Inc.............................    14,000     174,440
   Global Power Equipment Group, Inc.....................     8,836     149,328
   Gorman-Rupp Co. (The).................................    11,225     303,075
  *GP Strategies Corp....................................    11,767     226,515
   Graco, Inc............................................     8,200     394,092
 #*GrafTech International, Ltd...........................    65,299     686,292
   Graham Corp...........................................     5,251      94,360
   Granite Construction, Inc.............................    24,464     739,057
   Great Lakes Dredge & Dock Corp........................    37,137     295,239
  *Greenbrier Cos., Inc..................................    13,182     229,499
   Griffon Corp..........................................    39,950     405,492
   H&E Equipment Services, Inc...........................    22,012     335,023
   Hardinge, Inc.........................................     6,210      64,460
   Harsco Corp...........................................    51,565   1,030,784
  *Hawaiian Holdings, Inc................................    32,942     195,346
   Heartland Express, Inc................................    49,227     686,717
  #HEICO Corp............................................    10,897     420,951
   HEICO Corp. Class A...................................    23,382     712,683
   Heidrick & Struggles International, Inc...............     9,947     117,772
 #*Heritage-Crystal Clean, Inc...........................     1,500      26,550
   Herman Miller, Inc....................................    14,506     281,271
 #*Hertz Global Holdings, Inc............................   126,584   1,679,770
 #*Hexcel Corp...........................................    51,228   1,309,388
  *Hill International, Inc...............................    20,714      70,220
  #HNI Corp..............................................    28,909     795,576
   Honeywell International, Inc..........................    42,942   2,629,768
   Houston Wire & Cable Co...............................     7,442      82,383
  *Hub Group, Inc. Class A...............................    23,757     736,705
   Hubbell, Inc. Class A.................................     1,849     144,666
   Hubbell, Inc. Class B.................................    24,988   2,091,995
  *Hudson Global, Inc....................................    18,692      75,516
 #*Huntington Ingalls Industries, Inc....................    22,056     934,733
  *Hurco Cos., Inc.......................................     3,200      73,536
  *Huron Consulting Group, Inc...........................    14,475     417,604
  *Hyster-Yale Materials Handling, Inc...................     4,340     178,287
  *Hyster-Yale Materials Handling, Inc. Class B..........     4,340     178,287
  *ICF International, Inc................................    11,320     207,722
  #IDEX Corp.............................................    46,979   1,998,017
 #*IHS, Inc..............................................     7,882     665,162
 #*II-VI, Inc............................................    39,420     650,824
   Illinois Tool Works, Inc..............................    40,408   2,478,223
   Ingersoll-Rand P.L.C..................................    64,400   3,028,732
 #*InnerWorkings, Inc....................................    28,338     408,634
  *Innotrac Corp.........................................       558       1,166
  *Innovative Solutions & Support, Inc...................    12,137      52,189
   Insperity, Inc........................................    15,599     407,290
   Insteel Industries, Inc...............................     9,354     108,506
 #*Integrated Electrical Services, Inc...................     2,618      14,137
   Interface, Inc........................................    34,485     493,480
   International Shipholding Corp........................     2,771      46,331
   Intersections, Inc....................................    12,990     120,677
  #Iron Mountain, Inc....................................    36,520   1,263,592

                                     1074

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
   ITT Corp.................................................  26,364 $  548,371
   J.B. Hunt Transport Services, Inc........................   9,866    579,134
  *Jacobs Engineering Group, Inc............................  35,863  1,383,953
 #*JetBlue Airways Corp..................................... 190,156  1,005,925
   John Bean Technologies Corp..............................  17,411    268,478
  #Joy Global, Inc..........................................   6,939    433,341
  *Kadant, Inc..............................................   6,702    162,792
   Kaman Corp...............................................  16,760    623,472
   Kansas City Southern.....................................  45,300  3,644,838
  *KAR Auction Services, Inc................................  47,390    947,800
   Kaydon Corp..............................................  20,582    460,214
   KBR, Inc.................................................  44,540  1,240,884
   Kelly Services, Inc. Class A.............................  17,369    230,834
   Kennametal, Inc..........................................  49,773  1,762,960
  *Key Technology, Inc......................................   1,967     17,152
  *Kforce, Inc..............................................  21,855    243,683
   Kimball International, Inc. Class B......................  16,444    196,341
 #*Kirby Corp...............................................  28,881  1,660,080
   Knight Transportation, Inc...............................  51,201    774,159
   Knoll, Inc...............................................  26,466    380,846
  *Korn/Ferry International.................................  29,494    394,925
   L.B. Foster Co. Class A..................................   6,020    198,720
   L.S. Starrett Co. Class A (The)..........................   2,029     23,273
   L-3 Communications Holdings, Inc.........................  42,513  3,137,459
  #Landstar System, Inc.....................................   7,900    400,135
   Lawson Products, Inc.....................................   3,194     22,709
  *Layne Christensen Co.....................................   5,821    129,750
  #Lennox International, Inc................................   9,600    480,480
  #Lincoln Electric Holdings, Inc...........................  41,455  1,797,903
   Lindsay Corp.............................................   7,963    608,134
  *LMI Aerospace, Inc.......................................   6,192    124,335
  #Lockheed Martin Corp.....................................  12,684  1,188,110
   LSI Industries, Inc......................................  16,278    110,365
  *Lydall, Inc..............................................  10,270    132,586
  *Magnetek, Inc............................................     495      5,683
   Manitowoc Co., Inc. (The)................................  84,469  1,203,683
   Manpower, Inc............................................  42,160  1,599,550
   Marten Transport, Ltd....................................  13,600    251,600
   Masco Corp...............................................  55,907    843,637
  #*MasTec, Inc.............................................  50,775  1,145,484
   Matson, Inc..............................................  26,752    568,480
   McGrath RentCorp.........................................  13,569    356,322
  *Meritor, Inc.............................................  41,800    184,756
  *Metalico, Inc............................................  26,746     56,969
   Met-Pro Corp.............................................  11,066    100,479
  *MFRI, Inc................................................   2,769     15,230
  *Michael Baker Corp.......................................   5,716    129,239
  *Middleby Corp............................................   8,298  1,036,835
   Miller Industries, Inc...................................   7,049    108,202
   Mine Safety Appliances Co................................  23,495    906,907
  *Mistras Group, Inc.......................................  15,369    339,501
  *Mobile Mini, Inc.........................................  26,572    462,884
  *Moog, Inc. Class A.......................................  26,385    976,509
  *Moog, Inc. Class B.......................................   2,629     97,536
   MSC Industrial Direct Co., Inc. Class A..................   7,500    559,500
   Mueller Industries, Inc..................................  25,365  1,110,987
   Mueller Water Products, Inc. Class A..................... 102,784    535,505
   Multi-Color Corp.........................................   7,052    160,221
  *MYR Group, Inc...........................................  13,397    283,748
   National Presto Industries, Inc..........................   3,391    252,121
  *National Technical Systems, Inc..........................   4,506     36,183

                                     1075

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Navigant Consulting, Inc.................................  32,351 $  336,127
  *NCI Building Systems, Inc................................   2,024     22,689
  *Nielsen Holdings NV......................................   7,165    207,212
   NL Industries, Inc.......................................  27,435    279,014
  *NN, Inc..................................................  10,731     88,853
  #Nordson Corp.............................................  21,100  1,245,533
   Norfolk Southern Corp....................................  68,570  4,206,770
   Northrop Grumman Corp....................................  56,649  3,891,220
  *Northwest Pipe Co........................................   2,946     67,699
 #*Ocean Power Technologies, Inc............................   3,894      9,657
  *Old Dominion Freight Line, Inc...........................  47,464  1,591,943
 #*Omega Flex, Inc..........................................   3,089     38,612
  *On Assignment, Inc.......................................  22,831    435,615
  *Orbital Sciences Corp....................................  37,784    506,306
  *Orion Energy Systems, Inc................................  10,981     18,009
  *Orion Marine Group, Inc..................................   4,262     28,513
  *Oshkosh Corp.............................................  59,493  1,783,600
 #*Owens Corning, Inc.......................................  79,942  2,685,252
   P.A.M. Transportation Services, Inc......................   4,434     44,118
   PACCAR, Inc..............................................  19,500    845,130
  *Pacer International, Inc.................................  20,992     75,151
  #Pall Corp................................................   3,003    189,069
  #Parker Hannifin Corp.....................................  34,907  2,745,785
  *Park-Ohio Holdings Corp..................................   8,126    179,747
  *Patrick Industries, Inc..................................   6,602    116,657
  *Patriot Transportation Holding, Inc......................   4,416    123,648
  *Pendrell Corp............................................  18,245     21,712
  *Pentair, Inc.............................................  87,101  3,679,146
  *PGT, Inc.................................................  18,784     81,147
  *Pike Electric Corp.......................................  20,301    184,942
  #Pitney Bowes, Inc........................................  15,400    221,144
 #*Polypore International, Inc..............................  22,676    800,009
 #*Portfolio Recovery Associates, Inc.......................  10,850  1,135,452
  *Powell Industries, Inc...................................   7,323    291,309
  *PowerSecure International, Inc...........................   9,424     60,879
   Precision Castparts Corp.................................  13,600  2,353,752
   Preformed Line Products Co...............................   3,262    175,724
   Primoris Services Corp...................................  27,768    387,919
   Providence & Worcester Railroad Co.......................     361      5,234
 #*Quad/Graphics, Inc.......................................     962     17,633
  *Quality Distribution, Inc................................   8,376     72,034
   Quanex Building Products Corp............................  24,011    474,697
  *Quanta Services, Inc.....................................  81,715  2,118,870
   Raven Industries, Inc....................................  15,876    433,256
   Raytheon Co..............................................  50,572  2,860,352
  *RBC Bearings, Inc........................................  13,943    692,409
  *RCM Technologies, Inc....................................   6,052     33,770
  *Real Goods Solar, Inc. Class A...........................   2,594      1,310
  #Regal-Beloit Corp........................................  26,785  1,745,846
  *Republic Airways Holdings, Inc...........................  29,978    139,997
   Republic Services, Inc................................... 117,619  3,334,499
   Resources Connection, Inc................................  26,136    322,518
  *Roadrunner Transportation Systems, Inc...................  16,982    295,996
   Robbins & Myers, Inc.....................................  29,520  1,749,946
  #Robert Half International, Inc...........................  20,204    543,286
   Rockwell Automation, Inc.................................  21,300  1,513,578
   Rockwell Collins, Inc....................................  10,858    581,772
   Rollins, Inc.............................................  15,185    344,244
  #Roper Industries, Inc....................................  27,889  3,044,642
  *RPX Corp.................................................   1,785     18,796
 #*RR Donnelley & Sons Co...................................  96,514    967,070

                                     1076

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Industrials -- (Continued)
  *Rush Enterprises, Inc. Class A...........................  14,785 $  280,915
  *Rush Enterprises, Inc. Class B...........................   1,308     22,720
   Ryder System, Inc........................................  33,100  1,493,472
  *Saia, Inc................................................   9,997    225,932
   Sauer-Danfoss, Inc.......................................  14,408    577,184
   Schawk, Inc..............................................  15,296    188,753
  *Seaboard Corp............................................     346    789,340
   SeaCube Container Leasing, Ltd...........................   2,893     53,578
  *Shaw Group, Inc. (The)...................................  42,000  1,839,180
   SIFCO Industries, Inc....................................   1,400     23,450
   Simpson Manufacturing Co., Inc...........................  24,516    746,757
   SkyWest, Inc.............................................  33,500    366,825
  *SL Industries, Inc.......................................   4,400     61,600
   Snap-on, Inc.............................................  35,034  2,709,179
   Southwest Airlines Co.................................... 327,864  2,891,760
  *Sparton Corp.............................................   5,343     72,130
 #*Spirit Aerosystems Holdings, Inc. Class A................  74,706  1,167,655
 #*Spirit Airlines, Inc.....................................   7,412    130,081
   SPX Corp.................................................  32,740  2,245,637
  *Standard Parking Corp....................................   6,465    147,725
   Standard Register Co. (The)..............................  12,177      7,793
   Standex International Corp...............................   7,913    365,897
   Stanley Black & Decker, Inc..............................  50,899  3,527,301
   Steelcase, Inc. Class A..................................  55,661    557,167
 #*Stericycle, Inc..........................................   7,200    682,272
  *Sterling Construction Co., Inc...........................   9,023     80,305
   Sun Hydraulics Corp......................................  13,632    363,156
 #*Swift Transportation Co..................................  44,134    430,306
  *SYKES Enterprises, Inc...................................  27,378    372,888
   Sypris Solutions, Inc....................................   8,523     53,695
   TAL International Group, Inc.............................  22,200    757,908
  *Taser International, Inc.................................  35,700    278,817
  *Team, Inc................................................  12,507    409,979
  *Tecumseh Products Co. Class A............................   7,013     35,275
  *Tecumseh Products Co. Class B............................     732      3,806
  *Teledyne Technologies, Inc...............................  19,756  1,264,977
   Tennant Co...............................................   9,900    370,458
  *Terex Corp...............................................  70,209  1,583,213
  *Tetra Tech, Inc..........................................  39,535  1,025,538
   Textainer Group Holdings, Ltd............................  29,474    890,115
  #Textron, Inc.............................................  72,238  1,821,120
  *Thermon Group Holdings, Inc..............................   1,574     39,098
   Timken Co................................................  56,700  2,239,083
   Titan International, Inc.................................  27,180    570,236
  *Titan Machinery, Inc.....................................  13,896    328,640
  *TMS International Corp. Class A..........................     313      3,280
   Toro Co. (The)...........................................  20,800    878,176
   Towers Watson & Co.......................................  13,522    726,267
  *TransDigm Group, Inc.....................................  12,184  1,623,031
  *TRC Cos., Inc............................................  14,409    103,889
  *Trex Co., Inc............................................   9,196    321,308
  *Trimas Corp..............................................  20,301    509,149
  #Trinity Industries, Inc..................................  49,611  1,551,832
   Triumph Group, Inc.......................................  31,465  2,058,440
  *TrueBlue, Inc............................................  25,468    332,357
  *Tufco Technologies, Inc..................................     400      1,844
  *Tutor Perini Corp........................................  24,982    253,317
   Twin Disc, Inc...........................................   8,316    126,071
   Tyco International, Ltd..................................  97,830  2,628,692
  *Ultralife Corp...........................................   9,810     30,117
   UniFirst Corp............................................   9,500    660,915

                                     1077

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Industrials -- (Continued)
   Union Pacific Corp..................................... 102,621 $ 12,625,462
 #*United Continental Holdings, Inc.......................  86,896    1,669,272
   United Parcel Service, Inc. Class B....................  21,474    1,572,970
 #*United Rentals, Inc....................................  42,569    1,730,856
  #United Stationers, Inc.................................  26,321      763,835
   United Technologies Corp...............................  47,620    3,721,979
   Universal Forest Products, Inc.........................  12,053      464,040
   Universal Truckload Services, Inc......................   8,839      140,010
   URS Corp...............................................  50,452    1,689,133
 #*US Airways Group, Inc..................................  56,940      693,529
   US Ecology, Inc........................................  12,435      295,083
  *USA Truck, Inc.........................................   6,487       18,488
 #*USG Corp...............................................  45,809    1,223,558
   UTi Worldwide, Inc.....................................  65,548      910,462
   Valmont Industries, Inc................................  14,309    1,933,146
  *Verisk Analytics, Inc. Class A.........................   7,138      364,038
  *Versar, Inc............................................   2,944       11,069
   Viad Corp..............................................  11,354      240,818
  *Vicor Corp.............................................  13,305       84,886
  *Virco Manufacturing Corp...............................   2,861        6,895
  *Volt Information Sciences, Inc.........................   9,139       63,973
   VSE Corp...............................................   1,716       40,583
  #W.W. Grainger, Inc.....................................   5,290    1,065,459
 #*WABCO Holdings, Inc....................................  16,152      946,023
   Wabtec Corp............................................  22,316    1,827,680
  *Waste Connections, Inc.................................  70,191    2,304,371
  #Waste Management, Inc..................................  69,836    2,286,431
  #Watsco, Inc............................................  13,511      923,477
   Watsco, Inc. Class B...................................   1,750      120,750
   Watts Water Technologies, Inc. Class A.................  18,749      754,272
   Werner Enterprises, Inc................................  47,430    1,098,479
 #*WESCO International, Inc...............................  26,986    1,750,852
  *Willdan Group, Inc.....................................   3,100        4,743
  *Willis Lease Finance Corp..............................   4,123       58,629
   Woodward, Inc..........................................  29,414      985,369
 #*XPO Logistics, Inc.....................................   6,857       94,147
   Xylem, Inc.............................................  41,301    1,001,962
                                                                   ------------
Total Industrials.........................................          395,926,544
                                                                   ------------
Information Technology -- (11.2%)
 #*3D Systems Corp........................................  23,478    1,021,293
  *Accelrys, Inc..........................................  28,314      253,410
   Accenture P.L.C. Class A...............................  18,101    1,220,188
  *ACI Worldwide, Inc.....................................  15,975      624,622
   Activision Blizzard, Inc............................... 152,687    1,662,761
  *Actuate Corp...........................................  32,492      173,182
  *Acxiom Corp............................................  50,290      917,792
  *ADDvantage Technologies Group, Inc.....................   2,391        4,925
 #*Adobe Systems, Inc.....................................  40,712    1,384,208
  #ADTRAN, Inc............................................  25,300      427,317
  *Advanced Energy Industries, Inc........................  25,389      299,844
 #*Advanced Micro Devices, Inc............................ 107,092      219,539
 #*Advent Software, Inc...................................  19,972      433,392
  *Aetrium, Inc...........................................   1,711        1,095
  *Agilysys, Inc..........................................  13,184      107,713
  *Akamai Technologies, Inc...............................  35,058    1,331,853
 #*Alliance Data Systems Corp.............................   4,550      650,877
  *Alpha & Omega Semiconductor, Ltd.......................   7,964       67,853
   Altera Corp............................................  22,000      670,560
   Amdocs, Ltd............................................  55,413    1,832,508
   American Software, Inc. Class A........................  13,044      106,830

                                     1078

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CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
 #*Amkor Technology, Inc...................................  95,301 $   411,700
  #Amphenol Corp. Class A..................................   9,871     593,543
  *Amtech Systems, Inc.....................................   3,100       9,982
  *ANADIGICS, Inc..........................................  25,221      36,823
   Analog Devices, Inc.....................................  35,359   1,382,890
  *Anaren, Inc.............................................   9,273     167,192
 #*Ancestry.com, Inc.......................................  20,823     658,007
  #Anixter International, Inc..............................  19,516   1,144,028
 #*ANSYS, Inc..............................................  17,453   1,237,069
  *AOL, Inc................................................  61,516   2,111,844
   Apple, Inc..............................................  42,017  25,004,317
   Applied Materials, Inc.................................. 194,583   2,062,580
  *Applied Micro Circuits Corp.............................  33,830     196,214
  *Arris Group, Inc........................................  79,642   1,094,281
 #*Arrow Electronics, Inc..................................  66,427   2,340,223
 #*Aruba Networks, Inc.....................................  22,400     407,008
 #*AsiaInfo-Linkage, Inc...................................  26,360     263,600
  *Aspen Technology, Inc...................................  10,722     265,691
   Astro-Med, Inc..........................................   2,946      24,246
  *Atmel Corp..............................................  77,000     359,205
  *ATMI, Inc...............................................  15,849     313,018
  *Autodesk, Inc...........................................  16,100     512,624
  #Automatic Data Processing, Inc..........................  26,355   1,523,055
   Avago Technologies, Ltd.................................  11,700     386,451
  *Aviat Networks, Inc.....................................  25,269      57,613
  *Avid Technology, Inc....................................  25,420     149,215
 #*Avnet, Inc..............................................  60,375   1,729,744
  #AVX Corp................................................ 102,896   1,012,497
   Aware, Inc..............................................   4,426      26,954
   Badger Meter, Inc.......................................   9,095     389,630
   Bel Fuse, Inc. Class A..................................   1,600      24,480
   Bel Fuse, Inc. Class B..................................   5,833      96,594
  *Benchmark Electronics, Inc..............................  42,700     632,814
   Black Box Corp..........................................  13,000     284,960
   Blackbaud, Inc..........................................  11,000     261,470
  *Blucora, Inc............................................  26,414     463,566
  *BMC Software, Inc.......................................  14,285     581,399
 #*Booz Allen Hamilton Holding Corp........................  17,775     237,830
  *Bottomline Technologies, Inc............................  17,275     404,235
   Broadcom Corp. Class A..................................  27,900     879,826
   Broadridge Financial Solutions, Inc.....................  31,237     716,889
  *Brocade Communications Systems, Inc..................... 300,562   1,592,979
   Brooks Automation, Inc..................................  40,923     295,464
  *Bsquare Corp............................................   5,039      14,865
  *BTU International, Inc..................................   3,282       6,400
  #CA, Inc................................................. 144,261   3,248,758
   Cabot Microelectronics Corp.............................  10,168     303,006
 #*CACI International, Inc. Class A........................  17,967     906,076
 #*Cadence Design Systems, Inc.............................  83,795   1,060,845
  *CalAmp Corp.............................................   8,625      76,590
 #*Callidus Software, Inc..................................  13,723      63,675
  *Cardtronics, Inc........................................  10,510     298,589
  *Cascade Microtech, Inc..................................   3,846      20,192
   Cass Information Systems, Inc...........................   6,422     269,531
  *CEVA, Inc...............................................  11,625     176,119
  *Checkpoint Systems, Inc.................................  19,300     156,716
  *Chyron International Corp...............................   1,964       1,473
  *CIBER, Inc..............................................  43,524     135,795
 #*Cirrus Logic, Inc.......................................  37,222   1,517,169
  *Cisco Systems, Inc...................................... 289,961   4,969,932
  *Citrix Systems, Inc.....................................  11,700     723,177

                                     1079

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Clearfield, Inc..........................................   7,734 $   38,670
  #Cognex Corp..............................................  26,800    977,128
  *Cognizant Technology Solutions Corp. Class A.............  11,248    749,679
  *Coherent, Inc............................................  15,397    702,873
   Cohu, Inc................................................   7,001     61,609
   Communications Systems, Inc..............................   6,432     66,636
 #*CommVault Systems, Inc...................................  10,838    677,050
   Computer Sciences Corp...................................  63,290  1,927,180
  *Computer Task Group, Inc.................................  11,058    206,232
  *Compuware Corp........................................... 140,073  1,213,032
  *comScore, Inc............................................   6,858     97,178
   Comtech Telecommunications Corp..........................  11,997    301,964
 #*Concur Technologies, Inc.................................  11,129    737,074
   Concurrent Computer Corp.................................   3,068     16,046
 #*Constant Contact, Inc....................................   2,079     25,655
   Convergys Corp...........................................  76,211  1,281,107
  *CoreLogic, Inc...........................................  68,056  1,619,733
   Corning, Inc............................................. 326,108  3,831,769
  *CoStar Group, Inc........................................  16,429  1,361,964
  *Cray, Inc................................................  25,195    306,623
 #*Cree, Inc................................................  73,000  2,214,090
   Crexendo, Inc............................................   4,869     11,199
  *CSG Systems International, Inc...........................  21,796    449,216
   CTS Corp.................................................  11,200     92,736
  *CyberOptics Corp.........................................   1,680     12,600
  *Cymer, Inc...............................................  20,500  1,633,645
   Cypress Semiconductor Corp...............................  54,500    540,095
   Daktronics, Inc..........................................  17,485    153,343
  *Datalink Corp............................................   9,331     75,954
  *Dataram Corp.............................................   1,399        811
  *DealerTrack Holdings, Inc................................  27,809    760,020
   Dell, Inc................................................  89,838    829,205
 #*Demand Media, Inc........................................  13,967    119,139
  *Dice Holdings, Inc.......................................  41,730    368,476
   Diebold, Inc.............................................  38,527  1,146,178
  *Digi International, Inc..................................  15,300    144,126
   Digimarc Corp............................................   3,690     72,472
  *Digital River, Inc.......................................  19,789    283,774
  *Diodes, Inc..............................................  25,794    391,037
 #*Dolby Laboratories, Inc. Class A.........................  14,171    447,662
  *Dot Hill Systems Corp....................................   5,355      5,194
  *DSP Group, Inc...........................................  12,700     69,850
   DST Systems, Inc.........................................  26,143  1,491,197
  *DTS, Inc.................................................  10,231    214,646
  *Dynamics Research Corp...................................   4,282     27,619
   EarthLink, Inc...........................................  68,533    434,499
  *eBay, Inc................................................ 111,862  5,401,816
  #Ebix, Inc................................................  24,403    531,741
  *Echelon Corp.............................................   3,518     11,645
  *EchoStar Corp. Class A...................................  26,114    829,381
  *Edgewater Technology, Inc................................   4,254     14,804
   Electro Rent Corp........................................  14,817    232,923
   Electro Scientific Industries, Inc.......................  11,949    127,615
  *Electronic Arts, Inc.....................................  52,519    648,610
  *Electronics for Imaging, Inc.............................  30,803    534,740
  *Ellie Mae, Inc...........................................   1,212     30,300
 #*eMagin Corp..............................................   6,351     27,754
  *EMC Corp................................................. 184,279  4,500,093
 #*EMCORE Corp..............................................   6,972     32,420
  *Emulex Corp..............................................  52,454    365,080
  *Entegris, Inc............................................  83,192    683,006

                                     1080

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Information Technology -- (Continued)
  *Entropic Communications, Inc............................  53,789 $   258,725
  *Envestnet, Inc..........................................   6,398      89,444
   EPIQ Systems, Inc.......................................  20,321     248,119
  *ePlus, Inc..............................................   4,906     175,488
 #*Equinix, Inc............................................  13,520   2,439,143
  *Euronet Worldwide, Inc..................................  32,392     657,234
  *Exar Corp...............................................  29,148     249,215
  *ExlService Holdings, Inc................................  20,255     600,358
  *Extreme Networks........................................  59,549     194,130
  *F5 Networks, Inc........................................   6,260     516,325
  *Fabrinet................................................   1,188      11,440
  #FactSet Research Systems, Inc...........................   4,600     416,530
   Fair Isaac Corp.........................................  25,297   1,178,840
 #*Fairchild Semiconductor International, Inc..............  78,195     919,573
  *FalconStor Software, Inc................................  19,668      43,663
  *FARO Technologies, Inc..................................   8,630     346,926
   FEI Co..................................................  24,374   1,341,789
  #Fidelity National Information Services, Inc............. 123,557   4,061,319
 #*Finisar Corp............................................  54,432     627,057
 #*Fiserv, Inc.............................................  42,000   3,147,480
  *FleetCor Technologies, Inc..............................   1,400      66,374
   FLIR Systems, Inc.......................................  19,434     377,603
  *FormFactor, Inc.........................................  29,649     135,199
   Forrester Research, Inc.................................  12,189     352,750
  *Fortinet, Inc...........................................  14,650     283,770
  *Frequency Electronics, Inc..............................   4,145      34,777
 #*Gartner Group, Inc......................................  13,847     642,639
   Genpact, Ltd............................................  80,196   1,412,252
  *Global Cash Access Holdings, Inc........................  41,815     294,796
   Global Payments, Inc....................................  22,658     968,630
  *Globalscape, Inc........................................   3,392       6,988
  *Globecomm Systems, Inc..................................  11,484     124,601
  *Google, Inc. Class A....................................  11,628   7,904,366
  *GSE Systems, Inc........................................   8,763      15,686
  *GSI Group, Inc..........................................  11,371      88,353
  *GSI Technology, Inc.....................................  14,898      83,280
 #*GT Advanced Technologies, Inc...........................  59,499     258,226
  *Guidance Software, Inc..................................   6,777      82,544
  *Hackett Group, Inc. (The)...............................  24,377      94,827
  *Harmonic, Inc...........................................  68,046     295,320
   Harris Corp.............................................  35,587   1,629,173
  *Hauppauge Digital, Inc..................................     256         236
   Heartland Payment Systems, Inc..........................  18,506     482,636
   Hewlett-Packard Co...................................... 178,967   2,478,693
 #*Hittite Microwave Corp..................................  14,757     835,836
  *Hutchinson Technology, Inc..............................   4,744       6,642
  *I.D. Systems, Inc.......................................   4,988      26,187
   IAC/InterActiveCorp.....................................  77,073   3,726,480
  *Identive Group, Inc.....................................  18,368      22,042
  *IEC Electronics Corp....................................   4,588      33,125
  *iGATE Corp..............................................  22,146     355,443
  *Imation Corp............................................  22,156     101,253
  *Immersion Corp..........................................  13,356      57,698
 #*Infinera Corp...........................................  64,203     315,879
 #*Informatica Corp........................................  17,096     463,985
  *Ingram Micro, Inc. Class A..............................  98,259   1,493,537
  *Innodata, Inc...........................................  15,241      54,715
  *Insight Enterprises, Inc................................  34,350     555,440
  *Integrated Device Technology, Inc.......................  83,784     455,785
  *Integrated Silicon Solution, Inc........................  17,135     146,504
   Intel Corp.............................................. 517,438  11,189,597

                                     1081

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CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Intellicheck Mobilisa, Inc...............................   2,872 $    4,222
  *Interactive Intelligence Group, Inc......................   8,480    268,901
  *Intermec, Inc............................................  30,055    203,773
  *Internap Network Services Corp...........................  34,969    239,538
   International Business Machines Corp.....................  45,323  8,816,683
  *International Rectifier Corp.............................  35,100    543,699
  *Interphase Corp..........................................   2,400      5,136
   Intersil Corp. Class A...................................  51,852    365,557
  *Intevac, Inc.............................................   7,612     38,060
  *IntriCon Corp............................................   3,283     16,185
  #Intuit, Inc..............................................  18,374  1,091,783
 #*IPG Photonics Corp.......................................  19,699  1,045,623
  *Iteris, Inc..............................................   3,900      6,162
 #*Itron, Inc...............................................  21,288    874,085
  *Ixia.....................................................  43,412    608,202
  *IXYS Corp................................................  20,163    191,952
  #j2 Global, Inc...........................................  30,691    921,958
   Jabil Circuit, Inc....................................... 122,365  2,121,809
   Jack Henry & Associates, Inc.............................  34,105  1,295,990
  *JDA Software Group, Inc..................................  28,142  1,073,336
  *JDS Uniphase Corp........................................  97,761    947,304
  *Juniper Networks, Inc....................................  51,068    846,197
  *Kemet Corp...............................................  18,948     86,024
  *Kenexa Corp..............................................  16,032    736,831
  *Key Tronic Corp..........................................   5,745     65,206
   Keynote Systems, Inc.....................................  10,199    145,744
 #*KIT Digital, Inc.........................................  10,258     28,517
  #KLA-Tencor Corp..........................................  47,962  2,231,192
  *Kopin Corp...............................................  43,212    162,477
  *Kulicke & Soffa Industries, Inc..........................  47,100    483,246
  *KVH Industries, Inc......................................   8,813    121,796
 #*Lam Research Corp........................................  85,512  3,027,125
  *Lattice Semiconductor Corp...............................  73,848    286,530
   Lender Processing Services, Inc..........................   6,933    167,155
  #Lexmark International, Inc. Class A......................  43,270    919,920
  *LGL Group, Inc. (The)....................................   1,209      7,399
  *Limelight Networks, Inc..................................  53,816    113,552
   Linear Technology Corp...................................  19,131    598,035
  *Lionbridge Technologies, Inc.............................  17,178     54,454
 #*Liquidity Services, Inc..................................  14,541    599,525
   Littlefuse, Inc..........................................  14,966    802,178
  *LogMeIn, Inc.............................................   1,081     26,679
  *LoJack Corp..............................................  17,765     40,504
  *LookSmart, Ltd...........................................   1,200        984
   Loral Space & Communications, Inc........................  10,469    823,492
  *LSI Corp................................................. 124,011    849,475
  *LTX-Credence Corp........................................  27,826    154,991
  *Magnachip Semiconductor Corp.............................   9,491    106,774
  *Manhattan Associates, Inc................................  11,370    682,200
   ManTech International Corp. Class A......................  13,473    309,475
   Marchex, Inc. Class B....................................   7,565     30,941
  *Market Leader, Inc.......................................   9,765     66,402
   Marvell Technology Group, Ltd............................ 151,791  1,197,631
   MasterCard, Inc. Class A.................................   3,826  1,763,518
 #*Mattersight Corp.........................................   2,980     16,479
  *Mattson Technology, Inc..................................  29,541     26,513
   Maxim Integrated Products, Inc...........................  58,823  1,619,103
   MAXIMUS, Inc.............................................  22,400  1,236,032
  *MaxLinear, Inc. Class A..................................   2,344     13,314
  *Measurement Specialties, Inc.............................   9,899    322,806
  *MEMC Electronic Materials, Inc...........................  27,149     68,415

                                     1082

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *MEMSIC, Inc..............................................   7,319 $   12,808
  *Mentor Graphics Corp.....................................  72,545  1,125,898
  *Mercury Computer Systems, Inc............................  17,724    145,248
   Mesa Laboratories, Inc...................................   2,139    104,319
   Methode Electronics, Inc.................................  22,008    222,721
   Micrel, Inc..............................................  35,868    347,561
  #Microchip Technology, Inc................................  25,117    787,418
 #*Micron Technology, Inc................................... 401,038  2,175,631
 #*MICROS Systems, Inc......................................  15,300    694,467
  *Microsemi Corp...........................................  56,959  1,093,613
   Microsoft Corp........................................... 327,024  9,331,630
  *MIPS Technologies, Inc...................................  33,937    237,220
   MKS Instruments, Inc.....................................  34,367    812,092
   MOCON, Inc...............................................   3,290     49,778
  *ModusLink Global Solutions, Inc..........................  22,105     64,768
  #Molex, Inc...............................................  31,200    810,264
   Molex, Inc. Class A......................................  40,702    872,651
  *MoneyGram International, Inc.............................   6,007     93,349
  *Monolithic Power Systems, Inc............................  20,680    401,812
   Monotype Imaging Holdings, Inc...........................  23,919    366,200
 #*Monster Worldwide, Inc...................................  80,287    499,385
  *MoSys, Inc...............................................  18,193     73,500
   Motorola Solutions, Inc..................................  39,832  2,058,518
  *Move, Inc................................................  24,895    206,380
   MTS Systems Corp.........................................  10,207    514,535
  *Multi-Fineline Electronix, Inc...........................  15,161    320,504
  *Nanometrics, Inc.........................................  14,264    196,273
  *NAPCO Security Technologies, Inc.........................   1,344      4,529
   National Instruments Corp................................  25,505    600,898
  *NCI, Inc. Class A........................................   2,997     16,843
  *NCR Corp.................................................  56,822  1,209,172
  *NetApp, Inc..............................................  13,000    349,700
 #*NETGEAR, Inc.............................................  22,465    797,732
  *NetList, Inc.............................................   4,619      5,081
  *NetScout Systems, Inc....................................  28,171    696,669
 #*NetSuite, Inc............................................   9,300    590,643
  *NeuStar, Inc. Class A....................................  20,843    762,645
  *Newport Corp.............................................  22,462    243,039
   NIC, Inc.................................................  13,273    189,804
  *Novatel Wireless, Inc....................................  14,050     23,182
 #*Nuance Communications, Inc...............................  89,292  1,987,640
  *NumereX Corp. Class A....................................   7,077     81,244
  *NVIDIA Corp.............................................. 158,800  1,900,836
 #*Oclaro, Inc..............................................  17,570     34,613
  *Official Payments Holdings, Inc..........................   6,829     34,896
  *OmniVision Technologies, Inc.............................  33,364    477,105
 #*ON Semiconductor Corp.................................... 172,797  1,062,702
  *Online Resources Corp....................................  15,879     45,732
  *Onvia, Inc...............................................     521      2,021
  *Oplink Communications, Inc...............................  10,500    156,030
  #OPNET Technologies, Inc..................................  11,289    478,992
   Optical Cable Corp.......................................   2,727     11,508
   Oracle Corp.............................................. 213,729  6,636,285
  *OSI Systems, Inc.........................................  12,614    999,660
  *PAR Technology Corp......................................   6,291     33,657
 #*Parametric Technology Corp...............................  59,372  1,198,127
   Park Electrochemical Corp................................  12,662    314,271
   Paychex, Inc.............................................  15,500    502,665
   PC Connection, Inc.......................................  15,200    156,408
  *PC Mall, Inc.............................................   5,432     34,548
   PC-Tel, Inc..............................................   9,651     62,925

                                     1083

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *PDF Solutions, Inc.......................................  16,779 $  222,154
  *Perceptron, Inc..........................................   4,331     22,868
  *Perficient, Inc..........................................  20,582    234,017
  *Performance Technologies, Inc............................   2,917      3,471
  *Pericom Semiconductor Corp...............................  14,990    115,873
  *Pervasive Software, Inc..................................   6,955     59,674
  *Photronics, Inc..........................................  37,720    184,451
  *Pixelworks, Inc..........................................   6,752     15,732
  *Planar Systems, Inc......................................   8,372     11,051
  #Plantronics, Inc.........................................  28,300    918,052
  *Plexus Corp..............................................  19,376    521,408
  *PLX Technology, Inc......................................  23,024     99,694
  *PMC-Sierra, Inc.......................................... 133,966    626,961
 #*Polycom, Inc.............................................  87,200    873,744
   Power Integrations, Inc..................................  18,742    554,388
 #*Power-One, Inc...........................................  77,883    313,868
  *Presstek, Inc............................................   6,400      3,168
  *PRGX Global, Inc.........................................  15,202    118,880
  *Progress Software Corp...................................  38,683    762,829
  *PROS Holdings, Inc.......................................   9,767    188,796
   Pulse Electronics Corp...................................  10,709      5,890
   QAD, Inc. Class A........................................   5,598     68,464
   QAD, Inc. Class B........................................   1,920     23,040
  *QLogic Corp..............................................  60,652    568,916
   QUALCOMM, Inc............................................  86,763  5,082,143
  *Qualstar Corp............................................     500        695
 #*QuickLogic Corp..........................................   6,938     18,178
  *QuinStreet, Inc..........................................   6,555     40,117
  *Rackspace Hosting, Inc...................................   6,202    395,005
  *Radisys Corp.............................................  17,046     48,411
 #*RealD, Inc...............................................  14,528    135,837
  *RealNetworks, Inc........................................  18,635    141,067
 #*Red Hat, Inc.............................................  14,800    727,716
  *Reis, Inc................................................   6,463     75,585
  *Relm Wireless Corp.......................................     766      1,287
  *Remark Media, Inc........................................     418        468
   RF Industries, Ltd.......................................   2,583     11,391
  *RF Micro Devices, Inc.................................... 172,987    762,873
   Richardson Electronics, Ltd..............................   8,608    100,283
   Rimage Corp..............................................   5,408     32,340
 #*Riverbed Technology, Inc.................................  27,400    506,078
  *Rofin-Sinar Technologies, Inc............................  14,232    259,165
  *Rogers Corp..............................................  10,703    421,805
 #*Rosetta Stone, Inc.......................................  13,124    153,682
  *Rovi Corp................................................  16,801    227,318
 #*Rubicon Technology, Inc..................................  13,459    116,959
  *Rudolph Technologies, Inc................................  20,404    194,042
  *Saba Software, Inc.......................................  14,282    143,963
  *SAIC, Inc................................................ 121,348  1,333,615
 #*Salesforce.com, Inc......................................   8,055  1,175,869
  *Sandisk Corp.............................................  60,494  2,526,229
  *Sanmina-SCI Corp.........................................  33,183    294,997
 #*Sapient Corp.............................................  62,400    641,472
  *ScanSource, Inc..........................................  12,958    379,022
  *Scientific Learning Corp.................................   3,010      2,619
  *SeaChange International, Inc.............................  20,437    184,955
   Seagate Technology.......................................  83,969  2,294,033
 #*Semtech Corp.............................................  43,460  1,085,196
  *ShoreTel, Inc............................................   6,663     29,517
  *Sigma Designs, Inc.......................................  19,833    117,808
 #*Silicon Graphics International Corp......................  16,300    125,836

                                     1084

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
  *Silicon Image, Inc.......................................  48,702 $  214,289
  *Silicon Laboratories, Inc................................  25,444  1,028,446
 #*Skyworks Solutions, Inc..................................  28,796    673,826
  *SMTC Corp................................................   8,334     23,335
  *SolarWinds, Inc..........................................   9,134    462,089
  #Solera Holdings, Inc.....................................   5,888    275,617
  *Sonus Networks, Inc...................................... 166,473    309,640
  *Soundbite Communications, Inc............................     700      1,645
 #*Sourcefire, Inc..........................................  12,074    516,646
  *Spansion, Inc. Class A...................................  38,274    424,459
 #*Spark Networks, Inc......................................   7,042     46,196
 #*SS&C Technologies Holdings, Inc..........................  44,219  1,062,583
  *Stamps.com, Inc..........................................   7,134    196,328
  *StarTek, Inc.............................................   6,300     18,270
 #*STEC, Inc................................................  12,022     70,569
 #*Stratasys, Inc...........................................  10,200    680,034
 #*SunPower Corp............................................   7,618     32,834
  *Super Micro Computer, Inc................................  24,775    195,970
  *Supertex, Inc............................................   7,474    142,828
  *Support.com, Inc.........................................  28,735    133,330
  *Sycamore Networks, Inc...................................  17,973    103,884
  *Symantec Corp............................................  95,857  1,743,639
  *Symmetricom, Inc.........................................  26,947    165,724
 #*Synaptics, Inc...........................................  21,464    497,106
 #*SYNNEX Corp..............................................  24,185    783,352
 #*Synopsys, Inc............................................  69,149  2,226,598
  #Syntel, Inc..............................................   6,037    359,866
  *Take-Two Interactive Software, Inc.......................  51,618    575,541
  *TE Connectivity, Ltd.....................................  63,037  2,028,531
  *Tech Data Corp...........................................  28,563  1,265,627
  *TechTarget, Inc..........................................  18,300     87,474
  *TeleCommunication Systems, Inc. Class A..................   4,297      9,110
  *TeleNav, Inc.............................................  12,678     89,253
  *TeleTech Holdings, Inc...................................  34,582    582,361
   Tellabs, Inc............................................. 230,713    673,682
   Telular Corp.............................................   9,899     98,891
  *Teradata Corp............................................  22,000  1,502,820
 #*Teradyne, Inc............................................ 118,393  1,730,906
   Tessco Technologies, Inc.................................   4,950    102,960
   Tessera Technologies, Inc................................  27,723    392,835
   Texas Instruments, Inc...................................  60,889  1,710,372
   TheStreet, Inc...........................................   7,056     11,431
 #*THQ, Inc.................................................     362      1,024
 #*TIBCO Software, Inc......................................  77,066  1,942,834
  *TNS, Inc.................................................  12,519    179,272
  #Total System Services, Inc...............................  85,916  1,932,251
  *Transact Technologies, Inc...............................   5,300     41,022
 #*Trimble Navigation, Ltd..................................  26,046  1,228,850
  *TriQuint Semiconductor, Inc..............................  82,326    386,932
  *TTM Technologies, Inc....................................  43,854    394,686
  *Tyler Technologies, Inc..................................  18,173    868,851
  *Ultimate Software Group, Inc.............................   3,200    324,352
  *Ultra Clean Holdings.....................................  12,023     55,666
  *Ultratech, Inc...........................................  16,923    523,090
  *Unisys Corp..............................................  17,668    301,239
   United Online, Inc.......................................  46,702    250,323
  *Unwired Planet, Inc......................................  22,822     32,179
  *UTStarcom Holdings Corp..................................  10,507     10,402
 #*ValueClick, Inc..........................................  47,938    799,126
 #*Veeco Instruments, Inc...................................  25,886    794,700
 #*VeriFone Systems, Inc....................................  24,474    725,409

                                     1085

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Information Technology -- (Continued)
 #*Verint Systems, Inc....................................     513 $     13,990
 #*VeriSign, Inc..........................................  14,100      522,687
 #*ViaSat, Inc............................................  24,366      946,375
  *Viasystems Group, Inc..................................   5,016       76,795
  *Vicon Industries, Inc..................................     916        2,702
  *Video Display Corp.....................................   3,247       11,559
  *Virtusa Corp...........................................  21,489      368,751
   Visa, Inc..............................................  97,604   13,543,531
 #*Vishay Intertechnology, Inc............................ 131,644    1,090,012
  *Vishay Precision Group, Inc............................   9,403      122,709
 #*VistaPrint NV..........................................  14,276      434,990
 #*VMware, Inc. Class A...................................   3,400      288,218
  *Volterra Semiconductor Corp............................  13,700      248,929
   Wayside Technology Group, Inc..........................   3,335       41,287
  *Web.com Group, Inc.....................................  30,116      475,230
  *Websense, Inc..........................................  12,400      163,928
  *Westell Technologies, Inc. Class A.....................  29,716       60,621
   Western Digital Corp...................................  80,282    2,748,053
   Western Union Co. (The)................................  29,969      380,606
 #*WEX, Inc...............................................  22,892    1,688,972
  *WPCS International, Inc................................     500          255
   Xerox Corp............................................. 566,868    3,650,630
   Xilinx, Inc............................................  28,653      938,672
  *XO Group, Inc..........................................  17,814      143,403
   Xyratex, Ltd...........................................  17,280      142,906
  *Yahoo!, Inc............................................ 245,520    4,127,191
  *Zebra Technologies Corp. Class A.......................  26,142      939,282
  *Zix Corp...............................................  24,188       70,145
  *Zygo Corp..............................................  11,421      212,659
                                                                   ------------
Total Information Technology..............................          357,983,290
                                                                   ------------
Materials -- (4.5%)
   A. Schulman, Inc.......................................  18,573      476,583
  *A.M. Castle & Co.......................................  14,099      171,303
  *AEP Industries, Inc....................................   3,478      222,349
   Air Products & Chemicals, Inc..........................  11,238      871,282
   Airgas, Inc............................................  21,525    1,915,079
   Albemarle Corp.........................................  15,050      829,405
   Alcoa, Inc............................................. 415,194    3,558,213
   Allegheny Technologies, Inc............................  25,475      671,266
  *Allied Nevada Gold Corp................................   8,534      315,075
   AMCOL International Corp...............................  20,530      648,337
  *American Pacific Corp..................................   2,438       32,230
   American Vanguard Corp.................................  17,669      631,313
   AptarGroup, Inc........................................  35,787    1,835,157
 #*Arabian American Development Co........................   7,510       64,135
   Ashland, Inc...........................................  35,427    2,520,631
   Balchem Corp...........................................  10,296      358,610
   Ball Corp..............................................  22,000      942,260
  #Bemis Co., Inc.........................................  66,004    2,181,432
   Boise, Inc.............................................  61,954      519,794
   Buckeye Technologies, Inc..............................  25,941      679,654
   Cabot Corp.............................................  45,400    1,623,504
  *Calgon Carbon Corp.....................................  36,049      446,647
   Carpenter Technology Corp..............................  23,335    1,134,314
   Celanese Corp. Class A.................................   7,268      276,111
  *Century Aluminum Co....................................  49,100      351,065
   CF Industries Holdings, Inc............................  18,225    3,739,588
   Chase Corp.............................................   3,920       72,246
  *Chemtura Corp..........................................  64,206    1,022,802
  *Clearwater Paper Corp..................................  13,132      519,239

                                     1086

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Materials -- (Continued)
  #Cliffs Natural Resources, Inc............................  33,906 $1,229,771
  *Coeur d'Alene Mines Corp.................................  57,521  1,777,974
   Commercial Metals Co.....................................  74,896  1,030,569
  #Compass Minerals International, Inc......................   4,000    315,400
  *Contango ORE, Inc........................................     780      5,265
  *Core Molding Technologies, Inc...........................   1,400      9,828
  *Crown Holdings, Inc......................................  12,300    470,475
   Cytec Industries, Inc....................................  30,007  2,065,082
   Deltic Timber Corp.......................................   6,480    439,733
  #Domtar Corp..............................................  23,271  1,855,862
   Dow Chemical Co. (The)................................... 201,389  5,900,698
   E.I. du Pont de Nemours & Co.............................  39,093  1,740,420
   Eagle Materials, Inc.....................................  28,380  1,503,289
   Eastman Chemical Co......................................  29,871  1,769,558
   Ecolab, Inc..............................................  24,109  1,677,986
  *Ferro Corp...............................................  41,829    110,010
 #*Flotek Industries, Inc...................................   2,744     30,486
   FMC Corp.................................................  20,400  1,091,808
   Freeport-McMoRan Copper & Gold, Inc......................  58,794  2,285,911
   Friedman Industries, Inc.................................   5,121     54,948
 #*General Moly, Inc........................................  51,414    190,232
   Georgia Gulf Corp........................................  22,662    802,008
   Globe Specialty Metals, Inc..............................  45,180    679,055
 #*Golden Minerals Co.......................................   7,078     30,931
  *Graphic Packaging Holding Co............................. 223,749  1,324,594
   Greif, Inc. Class A......................................  15,817    663,681
  #Greif, Inc. Class B......................................   8,680    393,204
   H.B. Fuller Co...........................................  32,769    996,178
   Hawkins, Inc.............................................   6,587    257,552
   Haynes International, Inc................................   7,653    387,854
  *Headwaters, Inc..........................................  26,866    193,167
  #Hecla Mining Co.......................................... 151,684    998,081
  *Horsehead Holding Corp...................................  23,200    209,960
   Huntsman Corp............................................ 155,050  2,331,952
   Innophos Holdings, Inc...................................  14,435    687,828
  *Innospec, Inc............................................  14,856    481,037
   International Flavors & Fragrances, Inc..................   8,200    529,884
   International Paper Co................................... 135,000  4,837,050
 #*Intrepid Potash, Inc.....................................  37,479    814,419
   Kaiser Aluminum Corp.....................................  12,565    761,188
  *KapStone Paper & Packaging Corp..........................  30,570    671,623
   KMG Chemicals, Inc.......................................   7,438    127,041
   Koppers Holdings, Inc....................................   4,972    177,500
  *Kraton Performance Polymers, Inc.........................  19,486    425,185
  #Kronos Worldwide, Inc....................................  31,582    421,620
  *Landec Corp..............................................  16,427    177,740
  *Louisiana-Pacific Corp...................................  89,963  1,420,516
  *LSB Industries, Inc......................................  12,204    491,455
  *LyondellBasell Industries NV Class A.....................  25,234  1,347,243
  #Martin Marietta Materials, Inc...........................  24,681  2,031,493
   Materion Corp............................................  10,864    227,601
 #*McEwen Mining, Inc.......................................  58,910    286,303
   MeadWestvaco Corp........................................  98,891  2,936,074
  *Mercer International, Inc................................  22,109    154,542
  *Metals USA Holdings Corp.................................  24,534    357,706
   Minerals Technologies, Inc...............................  11,307    810,260
 #*Mines Management, Inc....................................   1,064      1,277
 #*Molycorp, Inc............................................   2,500     26,000
   Monsanto Co..............................................  27,983  2,408,497
  *Mosaic Co. (The).........................................  23,391  1,224,285
   Myers Industries, Inc....................................  22,535    334,194

                                     1087

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Materials -- (Continued)
   Neenah Paper, Inc......................................  10,029 $    259,751
   NewMarket Corp.........................................   6,400    1,736,384
  *Newmont Mining Corp....................................  52,894    2,885,368
  *Northern Technologies International Corp...............     929       10,321
   Nucor Corp.............................................  65,294    2,620,248
   Olin Corp..............................................  52,026    1,079,019
   Olympic Steel, Inc.....................................   4,272       76,896
  *OM Group, Inc..........................................  13,100      265,013
  *Omnova Solutions, Inc..................................  29,490      231,202
 #*Owens-Illinois, Inc....................................  78,924    1,538,229
   P.H. Glatfelter Co.....................................  27,085      482,384
  #Packaging Corp. of America.............................  49,760    1,755,035
  *Penford Corp...........................................   7,531       57,989
   PolyOne Corp...........................................  58,123    1,100,268
   PPG Industries, Inc....................................  12,692    1,485,979
   Praxair, Inc...........................................  12,336    1,310,207
   Quaker Chemical Corp...................................   8,149      431,816
   Reliance Steel & Aluminum Co...........................  49,302    2,679,071
  #Rock-Tenn Co. Class A..................................  29,685    2,172,645
  #Rockwood Holdings, Inc.................................  39,496    1,812,866
   Royal Gold, Inc........................................  30,200    2,660,016
   RPM International, Inc.................................  70,295    1,874,065
  *RTI International Metals, Inc..........................  20,020      456,256
   Schnitzer Steel Industries, Inc. Class A...............  12,813      365,299
   Schweitzer-Mauduit International, Inc..................  20,032      701,721
  #Scotts Miracle-Gro Co. Class A (The)...................  13,406      573,911
   Sealed Air Corp........................................ 115,987    1,881,309
  *Senomyx, Inc...........................................  11,087       19,291
   Sensient Technologies Corp.............................  32,841    1,194,756
   Sherwin-Williams Co. (The).............................   8,800    1,254,704
  #Sigma-Aldrich Corp.....................................   9,500      666,330
  #Silgan Holdings, Inc...................................  15,753      682,262
   Sonoco Products Co.....................................  53,162    1,654,933
  #Southern Copper Corp...................................  11,634      443,255
  *Spartech Corp..........................................  16,612      142,199
   Steel Dynamics, Inc.................................... 141,123    1,785,206
   Stepan Co..............................................   6,578      630,172
 #*Stillwater Mining Co...................................  53,066      552,417
  *SunCoke Energy, Inc....................................  29,295      470,771
   Synalloy Corp..........................................   4,403       60,629
 #*Texas Industries, Inc..................................  18,323      790,271
  #Titanium Metals Corp...................................  94,694    1,108,867
   Tredegar Corp..........................................  11,840      200,925
  *United States Lime & Minerals, Inc.....................   3,102      135,899
  #United States Steel Corp...............................  36,132      736,731
  *Universal Stainless & Alloy Products, Inc..............   3,410      117,304
   Valspar Corp...........................................  55,970    3,135,999
  *Verso Paper Corp.......................................   1,800        2,268
   Vulcan Materials Co....................................  30,506    1,402,361
   Walter Energy, Inc.....................................   2,050       71,668
   Wausau Paper Corp......................................  32,616      269,734
   Westlake Chemical Corp.................................  44,498    3,384,518
   Worthington Industries, Inc............................  45,938      993,180
 #*WR Grace & Co..........................................  19,201    1,231,936
   Zep, Inc...............................................  13,354      191,363
  *Zoltek Cos., Inc.......................................  18,081      123,855
                                                                   ------------
Total Materials...........................................          143,579,779
                                                                   ------------
Other -- (0.0%)
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares...........   2,600           --

                                     1088

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Other -- (Continued)
 .*Gerber Scientific, Inc. Escrow Shares.................    12,557 $        --
                                                                    -----------
Total Other..............................................                    --
                                                                    -----------
Telecommunication Services -- (2.9%)
   AT&T, Inc............................................. 1,265,775  43,783,157
   Atlantic Tele-Network, Inc............................     9,716     402,631
 #*Boingo Wireless, Inc..................................     5,464      39,996
  *Cbeyond, Inc..........................................    15,641     119,810
   CenturyLink, Inc......................................   135,938   5,217,300
 #*Cincinnati Bell, Inc..................................    80,901     421,494
   Consolidated Communications Holdings, Inc.............    21,609     333,643
  *Crown Castle International Corp.......................    13,970     932,498
  #Frontier Communications Corp..........................   389,229   1,837,161
  *General Communications, Inc. Class A..................    30,061     262,733
   HickoryTech Corp......................................     7,818      83,262
   IDT Corp. Class B.....................................    12,396     125,448
  *Iridium Communications, Inc...........................    44,017     325,286
 #*Leap Wireless International, Inc......................    42,008     224,323
 #*Level 3 Communications, Inc...........................    25,046     513,443
   Lumos Networks Corp...................................     7,362      57,939
 #*MetroPCS Communications, Inc..........................   102,502   1,046,545
  *Neutral Tandem, Inc...................................    20,059      92,673
 #*NII Holdings, Inc.....................................     6,140      48,936
   NTELOS Holdings Corp..................................     9,362     142,770
  *ORBCOMM, Inc..........................................    22,832      79,912
  *Premiere Global Services, Inc.........................    32,566     276,811
   Primus Telecommunications Group, Inc..................     2,393      35,010
 #*SBA Communications Corp...............................    17,010   1,133,376
   Shenandoah Telecommunications Co......................    13,580     213,478
  *Sprint Nextel Corp....................................   842,983   4,670,126
   Telephone & Data Systems, Inc.........................    63,998   1,591,630
  *tw telecom, Inc.......................................    39,457   1,004,970
  *United States Cellular Corp...........................    19,296     713,759
   USA Mobility, Inc.....................................    12,772     141,131
  #Verizon Communications, Inc...........................   581,853  25,973,918
   Warwick Valley Telephone Co...........................     2,937      38,592
  #Windstream Corp.......................................   180,120   1,718,345
                                                                    -----------
Total Telecommunication Services.........................            93,602,106
                                                                    -----------
Utilities -- (2.1%)
  *AES Corp. (The).......................................   273,611   2,859,235
   AGL Resources, Inc....................................    20,989     856,981
   ALLETE, Inc...........................................    16,798     699,133
   Alliant Energy Corp...................................    11,246     502,696
   Ameren Corp...........................................    20,941     688,540
   American Electric Power Co., Inc......................    24,100   1,071,004
   American States Water Co..............................     8,308     365,718
   American Water Works Co., Inc.........................     8,332     306,118
   Aqua America, Inc.....................................    32,731     831,040
   Artesian Resources Corp. Class A......................     2,953      67,949
   Atmos Energy Corp.....................................    21,108     759,255
   Avista Corp...........................................    25,435     646,558
   Black Hills Corp......................................    16,381     585,948
 #*Cadiz, Inc............................................     2,488      21,397
   California Water Service Group........................    20,442     376,542
 #*Calpine Corp..........................................   153,092   2,694,419
   CenterPoint Energy, Inc...............................    36,646     794,119
   CH Energy Group, Inc..................................     8,000     520,240
   Chesapeake Utilities Corp.............................     4,395     206,433
   Cleco Corp............................................    21,400     923,410
   CMS Energy Corp.......................................    35,800     870,656

                                     1089

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Utilities -- (Continued)
   Connecticut Water Services, Inc..........................   4,027 $  123,347
   Consolidated Edison, Inc.................................  16,132    974,050
   Consolidated Water Co., Ltd..............................   4,207     33,025
   Delta Natural Gas Co., Inc...............................   2,358     46,358
   Dominion Resources, Inc..................................  29,201  1,541,229
   DTE Energy Co............................................  15,286    949,261
   Duke Energy Corp.........................................  34,608  2,273,400
   Edison International, Inc................................  17,126    803,894
   El Paso Electric Co......................................  17,331    589,081
   Empire District Electric Co. (The).......................  18,090    392,734
   Entergy Corp.............................................   9,928    720,574
   Exelon Corp..............................................  38,885  1,391,305
   FirstEnergy Corp.........................................  22,459  1,026,825
   Gas Natural, Inc.........................................   1,847     18,433
   Genie Energy, Ltd. Class B...............................  12,764     89,476
  *GenOn Energy, Inc........................................ 438,991  1,128,207
  #Great Plains Energy, Inc.................................  29,714    666,782
  #Hawaiian Electric Industries, Inc........................  21,301    551,270
   IDACORP, Inc.............................................  17,291    773,254
  #Integrys Energy Group, Inc...............................  14,441    780,392
  #ITC Holdings Corp........................................  12,080    961,810
   Laclede Group, Inc. (The)................................   9,577    398,786
   MDU Resources Group, Inc.................................  22,008    478,234
   MGE Energy, Inc..........................................   9,502    500,185
   Middlesex Water Co.......................................   7,847    151,761
   National Fuel Gas Co.....................................   6,167    325,001
   New Jersey Resources Corp................................  14,435    641,780
   NextEra Energy, Inc......................................  20,421  1,430,695
   NiSource, Inc............................................  23,975    610,643
   Northeast Utilities, Inc.................................  29,182  1,146,853
   Northwest Natural Gas Co.................................  11,403    530,582
   NorthWestern Corp........................................  16,166    578,904
  #NRG Energy, Inc..........................................  99,574  2,146,815
  #NV Energy, Inc...........................................  60,235  1,145,067
   OGE Energy Corp..........................................  12,600    725,508
   ONEOK, Inc...............................................  35,616  1,684,637
   Ormat Technologies, Inc..................................  20,619    392,380
   Otter Tail Corp..........................................  15,812    381,544
  #Pepco Holdings, Inc......................................  19,300    383,491
   PG&E Corp................................................  19,484    828,460
   Piedmont Natural Gas Co..................................  18,391    586,121
   Pinnacle West Capital Corp...............................  10,000    529,700
   PNM Resources, Inc.......................................  36,224    802,724
   Portland General Electric Co.............................  29,563    810,026
   PPL Corp.................................................  28,917    855,365
   Public Service Enterprise Group, Inc.....................  99,549  3,189,550
   Questar Corp.............................................  96,766  1,958,544
   RGC Resources, Inc.......................................     678     12,136
   SCANA Corp...............................................  11,266    552,935
   Sempra Energy............................................  11,780    821,655
   SJW Corp.................................................  10,844    262,859
   South Jersey Industries, Inc.............................  12,903    652,763
   Southern Co. (The).......................................  45,273  2,120,587
   Southwest Gas Corp.......................................  16,387    712,343
  *Synthesis Energy Systems, Inc............................  19,454     25,096
   TECO Energy, Inc.........................................  38,626    690,247
   UGI Corp.................................................  31,805  1,026,983
  #UIL Holdings Corp........................................  19,946    721,447
   Unitil Corp..............................................   5,484    145,820
   UNS Energy Corp..........................................  18,177    775,067
   Vectren Corp.............................................  18,943    560,145

                                     1090

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       Shares        Value+
                                                     ----------- --------------
Utilities -- (Continued)
  #Westar Energy, Inc...............................      29,375 $      872,438
   WGL Holdings, Inc................................      17,206        684,283
   Wisconsin Energy Corp............................      19,070        733,623
   Xcel Energy, Inc.................................      28,101        793,853
   York Water Co....................................       5,802        100,781
                                                                 --------------
Total Utilities.....................................                 67,960,515
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,840,061,499
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  *Capital Bank Financial Corp. Contingent Value
    Rights..........................................       4,210            926
 .*CVR Energy, Inc. Contingent Value Rights.........      51,838             --
 .*Emergent Biosolutions, Inc. Contingent Value
    Rights..........................................       3,700             --
  *FieldPoint Petroleum Corp. Warrants 03/23/17.....       3,800          3,952
..#*Magnum Hunter Resources Corp. Warrants 10/13/14..         580             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                      4,878
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................  10,736,944     10,736,944
                                                                 --------------
                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@DFA Short Term Investment Fund..................  29,068,909    336,327,274
   @Repurchase Agreement, JPMorgan Securities LLC
       0.30%, 11/01/12 (Collateralized by $914,307
       FNMA, rates ranging from 2.500% to 5.500%,
       maturities ranging from 10/01/22 to
       07/01/42, valued at $917,058) to be
       repurchased at $887,661...................... $       888        887,654
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                337,214,928
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,481,374,822)............................             $3,188,018,249
                                                                 ==============

                                     1091

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                          Shares     Value++
                                                         --------- ------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (5.4%)
   Alumina, Ltd......................................... 1,208,983 $  1,206,839
  #Alumina, Ltd. Sponsored ADR..........................    39,590      155,193
   Asciano Group, Ltd...................................   649,158    3,072,477
  *Atlas Iron, Ltd......................................    28,203       44,788
   Bank of Queensland, Ltd..............................   177,205    1,391,574
   Bendigo and Adelaide Bank, Ltd.......................   258,972    2,169,061
   Boral, Ltd...........................................   556,735    2,073,601
   Caltex Australia, Ltd................................   110,645    1,955,079
   Crown, Ltd...........................................    21,519      216,889
   CSR, Ltd.............................................         1            2
  *Downer EDI, Ltd......................................    47,685      177,503
   Echo Entertainment Group, Ltd........................   604,556    2,197,208
  #Fairfax Media, Ltd................................... 1,531,902      627,179
   GrainCorp, Ltd. Class A..............................   197,228    2,504,634
   Harvey Norman Holdings, Ltd..........................   413,690      817,162
   Incitec Pivot, Ltd................................... 1,096,133    3,590,171
   Lend Lease Group NL..................................    82,683      742,311
   Macquarie Group, Ltd.................................   260,490    8,604,440
   New Hope Corp., Ltd..................................    87,426      397,334
   Newcrest Mining, Ltd.................................    37,481    1,033,729
   Origin Energy, Ltd...................................   858,440   10,104,856
   OZ Minerals, Ltd.....................................   200,472    1,701,017
   Primary Health Care, Ltd.............................    23,607       95,220
  *Qantas Airways, Ltd..................................   876,752    1,208,754
   Rio Tinto, Ltd.......................................    24,018    1,416,004
   Santos, Ltd..........................................   773,931    9,227,751
   Seven Group Holdings, Ltd............................   101,875      729,521
   Sims Metal Management, Ltd...........................    79,944      781,731
   Sims Metal Management, Ltd. Sponsored ADR............     7,228       70,618
   Suncorp Group, Ltd................................... 1,021,603    9,951,015
   TABCORP Holdings, Ltd................................   563,164    1,658,470
   Tatts Group, Ltd..................................... 1,046,723    3,040,034
   Toll Holdings, Ltd...................................   433,114    1,995,288
   Treasury Wine Estates, Ltd...........................   111,585      571,730
   Wesfarmers, Ltd......................................   926,233   33,390,263
                                                                   ------------
TOTAL AUSTRALIA.........................................            108,919,446
                                                                   ------------
AUSTRIA -- (0.1%)
  *Erste Group Bank AG..................................    51,704    1,303,332
  #Raiffeisen Bank International AG.....................    22,459      899,607
                                                                   ------------
TOTAL AUSTRIA...........................................              2,202,939
                                                                   ------------
BELGIUM -- (1.1%)
   Ageas................................................   124,066    3,163,060
   Belgacom SA..........................................     1,700       49,701
   Delhaize Group SA....................................    66,697    2,553,616
   Delhaize Group SA Sponsored ADR......................    10,600      405,344
   D'ieteren SA NV......................................     4,289      207,013
   KBC Groep NV.........................................   113,141    2,661,465
   Solvay SA............................................    59,233    7,131,741
   UCB SA...............................................    99,152    5,791,199
                                                                   ------------
TOTAL BELGIUM...........................................             21,963,139
                                                                   ------------
CANADA -- (12.3%)
   Aimia, Inc...........................................    28,840      431,986
   Astral Media, Inc. Class A...........................    13,239      541,888
  *AuRico Gold, Inc.....................................   112,701      941,053
   Barrick Gold Corp....................................   211,254    8,555,787

                                     1092

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          Shares     Value++
                                                         --------- ------------
CANADA -- (Continued)
  #Bell Aliant, Inc.....................................    35,747 $    970,672
   Bonavista Energy Corp................................    49,849      893,913
   Cameco Corp. (13321L108).............................     3,000       58,050
   Cameco Corp. (2166160)...............................    55,352    1,073,510
   Canadian Natural Resources, Ltd. (136385101).........   242,166    7,313,413
   Canadian Natural Resources, Ltd. (2171573)...........   413,439   12,460,089
   Canadian Tire Corp. Class A..........................    62,053    4,439,857
  *Eldorado Gold Corp...................................    22,171      328,574
   Empire Co., Ltd. Class A.............................    19,858    1,156,983
   Enerplus Corp........................................    83,420    1,340,567
   Ensign Energy Services, Inc..........................    65,394      977,554
   Fairfax Financial Holdings, Ltd......................    13,300    4,933,950
   Genworth MI Canada, Inc..............................    14,380      294,583
   George Weston, Ltd...................................    34,700    2,252,764
   Goldcorp, Inc. (2676302).............................   390,268   17,642,654
   Goldcorp, Inc. (380956409)...........................   135,468    6,127,218
   Husky Energy, Inc....................................   231,337    6,265,498
   IAMGOLD Corp.........................................   205,426    3,188,088
   Industrial Alliance Insurance & Financial Services,
     Inc................................................    47,900    1,311,705
   Inmet Mining Corp....................................    39,700    2,047,109
   Kinross Gold Corp....................................   784,497    7,791,950
  #Loblaw Cos., Ltd.....................................    74,387    2,578,501
  *Lundin Mining Corp...................................   281,356    1,464,882
   Magna International, Inc.............................   204,038    9,070,625
   Manulife Financial Corp.............................. 1,391,180   17,188,647
   Methanex Corp........................................    13,600      407,694
   Nexen, Inc...........................................   374,438    8,941,523
   Pan American Silver Corp. (2669272)..................    82,200    1,803,256
  *Pan American Silver Corp. (697900108)................    12,300      270,600
   Pengrowth Energy Corp................................   191,784    1,150,224
   Penn West Petroleum, Ltd.............................   214,110    2,780,482
   PetroBakken Energy, Ltd. Class A.....................    43,515      549,411
  *Precision Drilling Corp..............................   121,000      866,233
   Progress Energy Resources Corp.......................   106,003    2,135,450
   Progressive Waste Solutions, Ltd.....................    46,900      907,712
   Quebecor, Inc. Class B...............................    18,170      633,835
 #*Research In Motion, Ltd. (2117265)...................   159,700    1,260,011
 #*Research In Motion, Ltd. (760975102).................    27,826      220,660
  #Sun Life Financial, Inc..............................   494,520   12,264,591
   Suncor Energy, Inc................................... 1,078,999   36,213,313
   Talisman Energy, Inc.................................   680,091    7,708,265
   Teck Resources, Ltd. Class A.........................     1,020       34,213
   Teck Resources, Ltd. Class B.........................   407,968   12,948,772
   Thomson Reuters Corp.................................   335,015    9,432,412
   TransAlta Corp.......................................   141,867    2,261,349
   TransCanada Corp.....................................   143,357    6,454,833
   Trican Well Service, Ltd.............................     5,700       68,029
 #*Uranium One, Inc.....................................   259,122      562,998
   Viterra, Inc.........................................   208,884    3,291,949
   West Fraser Timber Co., Ltd..........................    18,241    1,104,779
   Yamana Gold, Inc.....................................   500,904   10,115,879
                                                                   ------------
TOTAL CANADA............................................            248,030,543
                                                                   ------------
DENMARK -- (1.4%)
   A.P. Moeller-Maersk A.S. Series A....................       296    1,961,243
   A.P. Moeller-Maersk A.S. Series B....................       994    6,937,772
   Carlsberg A.S. Series B..............................    86,521    7,468,331
  *Danske Bank A.S......................................   489,154    7,652,172
  *FLSmidth & Co. A.S...................................    10,194      601,598
   H. Lundbeck A.S......................................    37,811      657,792
   Rockwool International A.S. Series B.................     3,340      314,392

                                     1093

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- ------------
DENMARK -- (Continued)
   TDC A.S..............................................   284,341 $  1,960,450
 #*Vestas Wind Systems A.S..............................    63,466      366,930
                                                                   ------------
TOTAL DENMARK...........................................             27,920,680
                                                                   ------------
FINLAND -- (0.6%)
   Kesko Oyj Series B...................................    32,608    1,019,662
   Neste Oil Oyj........................................    48,043      601,631
  #Nokia Oyj............................................   636,593    1,711,465
   Stora Enso Oyj Series R..............................   526,010    3,327,319
   UPM-Kymmene Oyj......................................   470,250    5,048,931
                                                                   ------------
TOTAL FINLAND...........................................             11,709,008
                                                                   ------------
FRANCE -- (9.4%)
 #*Alcatel-Lucent SA....................................   105,796      108,174
   Arkema SA............................................     6,368      581,075
   AXA SA...............................................   948,963   15,125,169
   AXA SA Sponsored ADR.................................   394,508    6,284,512
   BNP Paribas SA.......................................   242,688   12,318,032
   Bollore SA...........................................     5,970    1,770,370
   Bouygues SA..........................................    93,175    2,239,411
   Cap Gemini SA........................................    90,823    3,820,762
   Casino Guichard Perrachon SA.........................    37,749    3,295,132
   CIC SA...............................................     1,172      144,599
   Cie de Saint-Gobain SA...............................   282,075    9,936,119
  *Cie Generale de Geophysique - Veritas SA.............    55,947    1,821,338
  *Cie Generale de Geophysique - Veritas SA Sponsored
    ADR.................................................    28,903      938,769
   Cie Generale des Etablissements Michelin SA Series B.   110,819    9,553,092
   Ciments Francais SA..................................    10,236      622,494
   CNP Assurances SA....................................   111,104    1,569,998
  *Credit Agricole SA...................................   725,973    5,479,777
   Eiffage SA...........................................    15,073      518,682
   Electricite de France SA.............................   188,405    3,986,855
   Eramet SA............................................       606       77,063
   France Telecom SA.................................... 1,431,646   16,002,158
   GDF Suez SA.......................................... 1,001,804   22,993,642
   Groupe Eurotunnel SA.................................   168,616    1,284,082
   Lafarge SA...........................................   130,242    7,635,975
   Lagardere SCA........................................    86,944    2,380,386
   Natixis SA...........................................   572,256    1,878,183
 #*Peugeot SA...........................................    98,768      633,547
   PPR SA...............................................    10,028    1,767,810
   Renault SA...........................................   126,506    5,672,367
   Rexel SA.............................................    50,667      917,678
   Sanofi SA............................................    16,748    1,470,926
   Sanofi SA ADR........................................    88,525    3,881,821
   SCOR SE..............................................   109,298    2,918,374
  *Societe Generale SA..................................   485,354   15,478,889
   STMicroelectronics NV................................   551,076    3,245,692
   Vallourec SA.........................................     8,265      339,992
   Vivendi SA........................................... 1,014,279   20,783,897
                                                                   ------------
TOTAL FRANCE............................................            189,476,842
                                                                   ------------
GERMANY -- (7.4%)
   Allianz SE...........................................    18,596    2,310,084
   Allianz SE Sponsored ADR.............................   716,588    8,993,179
   Bayerische Motoren Werke AG..........................   122,546    9,797,005
  *Celesio AG...........................................    36,473      707,075
  *Commerzbank AG....................................... 2,153,158    4,136,367
   Daimler AG...........................................   505,362   23,673,482
   Deutsche Bank AG (5750355)...........................   241,169   10,985,454

                                     1094

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          Shares     Value++
                                                         --------- ------------
GERMANY -- (Continued)
  #Deutsche Bank AG (D18190898).........................   239,182 $ 10,933,009
   Deutsche Lufthansa AG................................   141,492    2,164,685
   Deutsche Post AG.....................................   259,066    5,136,211
   Deutsche Telekom AG..................................   920,799   10,504,881
   Deutsche Telekom AG Sponsored ADR....................   681,300    7,800,885
   E.ON AG..............................................   993,327   22,613,064
   Fraport AG...........................................    11,751      689,587
   Heidelberger Zement AG...............................    71,623    3,806,161
   Merck KGaA...........................................     4,512      577,099
   Munchener Rueckversicherungs-Gesellschaft AG.........    86,591   13,932,731
   RWE AG...............................................    60,887    2,786,461
   Salzgitter AG........................................    17,152      741,754
   Suedzucker AG........................................     9,992      387,338
   ThyssenKrupp AG......................................   117,097    2,668,342
   Volkswagen AG........................................    15,938    3,116,756
                                                                   ------------
TOTAL GERMANY...........................................            148,461,610
                                                                   ------------
GREECE -- (0.0%)
   Coca-Cola Hellenic Bottling Co. S.A..................     1,535       32,875
   Hellenic Petroleum S.A...............................    47,049      368,755
  *National Bank of Greece S.A..........................   258,838      606,381
                                                                   ------------
TOTAL GREECE............................................              1,008,011
                                                                   ------------
HONG KONG -- (2.2%)
  *Cathay Pacific Airways, Ltd..........................   644,000    1,166,405
 #*Foxconn International Holdings, Ltd.................. 1,235,000      426,889
   Henderson Land Development Co., Ltd..................   970,120    6,696,484
   Hong Kong & Shanghai Hotels, Ltd.....................   413,918      545,870
   Hopewell Holdings, Ltd...............................   421,331    1,520,046
   Hutchison Whampoa, Ltd............................... 1,722,000   16,891,652
   Hysan Development Co., Ltd...........................   229,322    1,017,516
   Kowloon Development Co., Ltd.........................   102,000      117,060
   New World Development Co., Ltd....................... 3,053,506    4,698,070
   Orient Overseas International, Ltd...................   178,048    1,125,583
   Tsim Sha Tsui Properties, Ltd........................   249,333      602,229
   Wharf Holdings, Ltd..................................   929,000    6,352,113
   Wheelock & Co., Ltd..................................   924,000    4,048,254
                                                                   ------------
TOTAL HONG KONG.........................................             45,208,171
                                                                   ------------
IRELAND -- (0.1%)
   CRH P.L.C............................................    63,583    1,183,509
   CRH P.L.C. Sponsored ADR.............................    32,609      608,158
  *Governor & Co. of the Bank of Ireland P.L.C. (The)...   700,523       82,751
                                                                   ------------
TOTAL IRELAND...........................................              1,874,418
                                                                   ------------
ISRAEL -- (0.6%)
  *Bank Hapoalim B.M....................................   658,163    2,589,273
  *Bank Leumi Le-Israel B.M.............................   757,596    2,441,928
   Bezeq Israeli Telecommunication Corp., Ltd........... 1,098,056    1,337,749
   Delek Group, Ltd.....................................       234       44,496
   Elbit Systems, Ltd...................................    15,513      546,170
   Israel Chemicals, Ltd................................   273,080    3,416,401
  *Israel Discount Bank, Ltd. Series A..................   522,880      737,601
  *Mellanox Technologies, Ltd...........................     5,388      406,619
  *NICE Systems, Ltd....................................     5,684      189,861
  *NICE Systems, Ltd. Sponsored ADR.....................    38,456    1,280,585
  *Oil Refineries, Ltd..................................   110,059       52,994
   Partner Communications Co., Ltd......................       716        4,121
   Paz Oil Co., Ltd.....................................       118       15,550

                                     1095

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
ISRAEL -- (Continued)
  *Strauss Group, Ltd...................................     5,439 $    61,481
                                                                   -----------
TOTAL ISRAEL............................................            13,124,829
                                                                   -----------
ITALY -- (1.6%)
 #*Banca Monte Dei Paschi di Siena SpA.................. 4,395,807   1,215,135
  *Banco Popolare Scarl................................. 1,274,638   2,034,032
  *Fiat SpA.............................................   696,549   3,408,894
 #*Finmeccanica SpA.....................................   387,490   1,921,717
   Intesa Sanpaolo SpA..................................   613,061     987,571
   Parmalat SpA.........................................   263,472     597,117
   Telecom Italia SpA................................... 8,344,059   7,698,315
   Telecom Italia SpA Sponsored ADR.....................   206,300   1,895,897
  *UniCredit SpA........................................ 2,308,884  10,212,537
   Unione di Banche Italiane ScpA.......................   662,741   2,610,662
                                                                   -----------
TOTAL ITALY.............................................            32,581,877
                                                                   -----------
JAPAN -- (17.0%)
   77 Bank, Ltd. (The)..................................   298,000   1,134,828
  #Aeon Co., Ltd........................................   407,000   4,438,958
   Aisin Seiki Co., Ltd.................................    12,600     367,974
   Alfresa Holdings Corp................................    20,600     931,285
   Amada Co., Ltd.......................................   234,000   1,188,180
   Asahi Glass Co., Ltd.................................   524,000   3,562,067
   Asahi Kasei Corp.....................................   548,000   3,014,687
   Asatsu-DK, Inc.......................................     6,000     137,857
   Autobacs Seven Co., Ltd..............................    11,600     476,019
   Bank of Kyoto, Ltd. (The)............................   176,000   1,512,766
   Bank of Yokohama, Ltd. (The).........................   449,000   2,066,320
   Canon Marketing Japan, Inc...........................    39,500     575,692
   Chiba Bank, Ltd. (The)...............................   185,000   1,080,616
   Chugoku Bank, Ltd. (The).............................    78,400   1,078,980
   Citizen Holdings Co., Ltd............................   144,000     730,837
   Coca-Cola West Co., Ltd..............................    34,500     528,888
   COMSYS Holdings Corp.................................    46,000     611,502
   Cosmo Oil Co., Ltd...................................   342,000     608,290
  #Dai Nippon Printing Co., Ltd.........................   429,000   3,039,915
   Daicel Corp..........................................   197,000   1,182,766
   Dainippon Sumitomo Pharma Co., Ltd...................    10,800     124,219
  #Daiwa Securities Group, Inc..........................   796,098   3,175,764
   Denki Kagaku Kogyo K.K...............................    57,000     176,001
   Ebara Corp...........................................   217,000     850,996
   Fuji Electric Co., Ltd...............................    80,000     162,293
   Fuji Media Holdings, Inc.............................       275     407,266
   FUJIFILM Holdings Corp...............................   363,000   6,127,578
   Fujitsu, Ltd.........................................   587,000   2,258,396
   Fukuoka Financial Group, Inc.........................   429,000   1,677,639
   Fukuyama Transporting Co., Ltd.......................    17,000      89,237
   Glory, Ltd...........................................    29,700     720,825
   Gunma Bank, Ltd. (The)...............................   184,000     887,692
   H2O Retailing Corp...................................    68,000     699,487
   Hachijuni Bank, Ltd. (The)...........................   364,000   1,880,354
   Hakuhodo DY Holdings, Inc............................    13,520     810,234
   Hankyu Hanshin Holdings, Inc.........................   247,000   1,367,364
   Higo Bank, Ltd. (The)................................   104,000     613,743
   Hiroshima Bank, Ltd. (The)...........................    19,000      67,586
   Hitachi Capital Corp.................................    23,600     453,227
   Hitachi High-Technologies Corp.......................    12,935     283,481
   Hitachi Transport System, Ltd........................    11,385     170,899
   Hokuhoku Financial Group, Inc........................   624,000     992,120
   House Foods Corp.....................................    37,000     597,159
   Ibiden Co., Ltd......................................    56,700     715,024

                                     1096

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                         --------- -----------
JAPAN -- (Continued)
   Idemitsu Kosan Co., Ltd..............................    18,800 $ 1,618,056
   Inpex Corp...........................................     1,326   7,554,045
  #Isetan Mitsukoshi Holdings, Ltd......................   205,855   2,015,028
   Iyo Bank, Ltd. (The).................................   123,000     951,006
   J. Front Retailing Co., Ltd..........................   264,000   1,372,851
  #JFE Holdings, Inc....................................   281,500   3,973,073
   Joyo Bank, Ltd. (The)................................   366,000   1,771,266
   JTEKT Corp...........................................   108,300     813,287
   JX Holdings, Inc..................................... 1,535,986   8,180,760
   Kagoshima Bank, Ltd. (The)...........................   145,000     924,460
   Kajima Corp..........................................    17,000      47,081
   Kamigumi Co., Ltd....................................   126,000   1,016,192
   Kaneka Corp..........................................   180,000     878,091
  *Kawasaki Kisen Kaisha, Ltd...........................   392,000     496,884
   Keiyo Bank, Ltd. (The)...............................   108,000     473,473
   Kinden Corp..........................................   109,000     682,443
  *Kobe Steel, Ltd...................................... 1,205,000   1,057,817
   Konica Minolta Holdings, Inc.........................   253,500   1,686,503
   Kyocera Corp.........................................    91,300   8,030,624
   Kyocera Corp. Sponsored ADR..........................     1,779     157,975
   Kyowa Hakko Kirin Co., Ltd...........................    70,000     745,096
   LIXIL Group Corp.....................................    61,440   1,358,332
   Marui Group Co., Ltd.................................   108,800     782,644
  *Mazda Motor Corp.....................................   980,000   1,168,868
   Medipal Holdings Corp................................    80,200   1,021,383
   MEIJI Holdings Co., Ltd..............................    39,500   1,807,287
   Mitsubishi Chemical Holdings Corp....................   801,000   3,172,416
   Mitsubishi Corp......................................   870,800  15,546,343
   Mitsubishi Gas Chemical Co., Inc.....................   235,000   1,161,087
   Mitsubishi Heavy Industries, Ltd..................... 1,843,000   7,762,870
   Mitsubishi Logistics Corp............................    69,000     889,866
   Mitsubishi Materials Corp............................   523,000   1,520,620
   Mitsubishi Tanabe Pharma Corp........................   121,000   1,744,172
   Mitsubishi UFJ Financial Group, Inc.................. 6,163,934  27,885,441
   Mitsubishi UFJ Financial Group, Inc. ADR............. 1,691,580   7,595,194
   Mitsui & Co., Ltd....................................   967,400  13,635,718
   Mitsui & Co., Ltd. Sponsored ADR.....................     4,829   1,358,736
   Mitsui Chemicals, Inc................................   456,000     942,662
  *Mitsui Mining & Smelting Co., Ltd....................    18,000      38,103
   Mitsui O.S.K. Lines, Ltd.............................   556,000   1,332,693
   MS&AD Insurance Group Holdings, Inc..................   135,991   2,306,244
   Nagase & Co., Ltd....................................    96,000   1,024,088
   Nanto Bank, Ltd. (The)...............................    58,000     295,743
  *NEC Corp............................................. 1,421,000   2,725,551
   NGK Spark Plug Co., Ltd..............................     5,000      55,993
   Nippon Electric Glass Co., Ltd.......................   215,000   1,094,277
   Nippon Express Co., Ltd..............................   574,000   2,100,543
   Nippon Meat Packers, Inc.............................    97,397   1,208,708
  #Nippon Paper Group, Inc..............................    51,200     585,546
   Nippon Shokubai Co., Ltd.............................    44,000     431,551
   Nippon Steel & Sumitomo Metal Corp................... 3,866,000   8,533,507
   Nippon Television Network Corp.......................    26,600     344,049
   Nippon Yusen K.K.....................................   740,000   1,410,541
   Nishi-Nippon Bank, Ltd...............................   319,000     727,391
   Nissan Shatai Co., Ltd...............................    23,000     251,680
   Nisshin Seifun Group, Inc............................   104,500   1,305,875
  *Nisshin Steel Holdings Co., Ltd......................    36,300     240,545
   Nisshinbo Holdings, Inc..............................    80,000     523,366
   NOK Corp.............................................     3,200      51,339
   Nomura Holdings, Inc................................. 2,246,300   8,120,049
 #*NTN Corp.............................................   230,000     412,624

                                     1097

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          Shares     Value++
                                                         --------- ------------
JAPAN -- (Continued)
   Obayashi Corp........................................   315,000 $  1,409,201
  #Oji Holdings Corp....................................   409,000    1,199,351
   Onward Holdings Co., Ltd.............................    84,000      621,979
   Panasonic Corp....................................... 1,198,900    7,272,002
   Panasonic Corp. Sponsored ADR........................   174,545      965,234
  *Renesas Electronics Corp.............................    19,500       72,221
   Rengo Co., Ltd.......................................    93,000      406,480
  #Ricoh Co., Ltd.......................................   455,000    3,807,844
   Rohm Co., Ltd........................................    55,900    1,805,362
   Sankyo Co., Ltd......................................    28,800    1,304,822
  #SBI Holdings, Inc....................................   118,090      826,980
  #Seiko Epson Corp.....................................    70,300      390,949
   Seino Holdings Co., Ltd..............................    46,000      265,227
   Sekisui House, Ltd...................................   316,000    3,231,090
  #Sharp Corp...........................................   683,454    1,474,401
   Shiga Bank, Ltd......................................   195,000    1,275,587
   Shimizu Corp.........................................   284,000      950,129
   Shinsei Bank, Ltd....................................   628,000      920,711
  #Showa Denko K.K......................................   611,000      934,622
   Showa Shell Sekiyu K.K...............................   100,700      560,617
   SKY Perfect JSAT Holdings, Inc.......................       780      356,406
   Sojitz Corp..........................................   630,400      782,576
   Sony Corp............................................     4,900       58,018
  #Sony Corp. Sponsored ADR.............................   678,816    7,969,300
   Sumitomo Bakelite Co., Ltd...........................    52,000      185,601
   Sumitomo Chemical Co., Ltd...........................   397,000    1,115,680
   Sumitomo Corp........................................   754,200   10,281,854
   Sumitomo Electric Industries, Ltd....................   539,600    5,804,853
   Sumitomo Forestry Co., Ltd...........................    50,700      453,720
   Sumitomo Heavy Industries, Ltd.......................   249,000      892,709
   Sumitomo Metal Mining Co., Ltd.......................   198,000    2,607,627
   Sumitomo Mitsui Financial Group, Inc.................   588,727   17,989,734
   Sumitomo Mitsui Trust Holdings, Inc.................. 1,456,000    4,418,672
   Suzuken Co., Ltd.....................................    36,500    1,152,184
   Suzuki Motor Corp....................................   135,600    3,075,250
   Taisei Corp..........................................   546,000    1,505,419
   Taiyo Nippon Sanso Corp..............................    10,000       54,886
   Takashimaya Co., Ltd.................................   181,000    1,190,497
   Takata Corp..........................................     1,900       34,710
  #TDK Corp.............................................    59,800    2,248,716
   Teijin, Ltd..........................................   456,000    1,045,755
   Tokai Rika Co., Ltd..................................    25,100      315,008
   Tokyo Broadcasting System, Inc.......................    20,100      195,448
  *Tokyo Tatemono Co., Ltd..............................   189,000      777,867
   Toppan Printing Co., Ltd.............................   378,000    2,184,714
   Tosoh Corp...........................................   275,000      538,346
   Toyo Seikan Kaisha, Ltd..............................   116,900    1,242,802
   Toyobo Co., Ltd......................................    40,000       44,083
   Toyoda Gosei Co., Ltd................................    17,900      352,507
   Toyota Motor Corp....................................     3,250      125,311
  #Toyota Motor Corp. Sponsored ADR.....................   180,003   13,944,832
   Toyota Tsusho Corp...................................   122,900    2,684,475
   UNY Co., Ltd.........................................   104,000      740,078
   Ushio, Inc...........................................     2,300       24,268
   Wacoal Holdings Corp.................................    52,000      585,044
  *Yamada Denki Co., Ltd................................    44,800    1,943,498
   Yamaguchi Financial Group, Inc.......................   100,000      828,540
   Yamaha Corp..........................................   101,600      913,016
   Yamaha Motor Co., Ltd................................    27,500      262,573
   Yamato Kogyo Co., Ltd................................    19,200      539,315
                                                                   ------------
TOTAL JAPAN.............................................            343,657,368
                                                                   ------------

                                     1098

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          Shares     Value++
                                                         --------- -----------
NETHERLANDS -- (3.2%)
   Aegon NV............................................. 1,444,641 $ 8,079,335
   Akzo Nobel NV........................................   168,592   9,176,096
   ArcelorMittal NV.....................................   764,181  11,297,979
  *ING Groep NV......................................... 1,088,363   9,684,346
 #*ING Groep NV Sponsored ADR...........................   207,810   1,841,197
   Koninklijke DSM NV...................................   155,472   7,994,937
   Koninklijke Philips Electronics NV...................   631,760  15,823,012
                                                                   -----------
TOTAL NETHERLANDS.......................................            63,896,902
                                                                   -----------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd..................    38,710      85,389
   Contact Energy, Ltd..................................   338,257   1,540,301
                                                                   -----------
TOTAL NEW ZEALAND.......................................             1,625,690
                                                                   -----------
NORWAY -- (1.2%)
   Aker ASA Series A....................................    15,833     559,053
   Cermaq ASA...........................................    17,520     239,754
   DNB ASA..............................................   628,280   7,854,512
  *Marine Harvest ASA................................... 1,787,245   1,402,307
   Norsk Hydro ASA......................................   853,507   3,842,511
   Orkla ASA............................................   697,493   5,525,278
   Stolt-Nielsen, Ltd...................................     2,191      40,169
  *Storebrand ASA.......................................   202,119   1,017,137
   Subsea 7 SA..........................................   151,633   3,324,107
  *Veripos, Inc.........................................     8,604      24,862
   Wilh Wilhelmsen Holding ASA..........................        99       2,226
                                                                   -----------
TOTAL NORWAY............................................            23,831,916
                                                                   -----------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA..............................   865,680     842,516
  *EDP Renovaveis SA....................................   166,881     794,864
   Portugal Telecom SA..................................   173,375     871,867
                                                                   -----------
TOTAL PORTUGAL..........................................             2,509,247
                                                                   -----------
SINGAPORE -- (1.0%)
   CapitaLand, Ltd...................................... 2,019,000   5,376,898
   Fraser & Neave, Ltd..................................    67,758     507,651
   Golden Agri-Resources, Ltd........................... 5,519,000   2,818,753
  *Indofood Agri Resources, Ltd.........................   273,000     280,903
   Keppel Land, Ltd.....................................   434,000   1,202,180
 #*Neptune Orient Lines, Ltd............................   586,000     554,624
  *Noble Group, Ltd..................................... 1,821,000   1,944,330
  #Overseas Union Enterprise, Ltd.......................   235,000     509,520
   Singapore Airlines, Ltd..............................   483,400   4,189,421
   United Industrial Corp., Ltd.........................   428,000     978,066
   Venture Corp., Ltd...................................   148,000     926,356
  *Wilmar International, Ltd............................   527,000   1,330,278
                                                                   -----------
TOTAL SINGAPORE.........................................            20,618,980
                                                                   -----------
SPAIN -- (1.8%)
   Acciona SA...........................................    43,907   2,698,783
   Banco Bilbao Vizcaya Argentaria SA...................       985       8,231
  *Banco de Sabadell SA................................. 1,405,811   3,427,978
   Banco Espanol de Credito SA..........................   156,834     574,110
  #Banco Popular Espanol SA............................. 1,694,839   2,650,346
   Banco Santander SA................................... 2,095,077  15,774,195
   Banco Santander SA Sponsored ADR.....................    56,513     421,587
  #CaixaBank SA......................................... 1,245,387   4,729,755

                                     1099

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          Shares     Value++
                                                         --------- ------------
SPAIN -- (Continued)
   Iberdrola SA......................................... 1,072,562 $  5,554,726
                                                                   ------------
TOTAL SPAIN.............................................             35,839,711
                                                                   ------------
SWEDEN -- (3.2%)
   Boliden AB...........................................   144,602    2,533,962
   Husqvarna AB Series B................................    12,955       75,251
   Meda AB Series A.....................................    84,422      864,906
   Nordea Bank AB....................................... 1,822,627   16,567,052
   Skandinaviska Enskilda Banken AB Series A............   908,300    7,536,884
   Skandinaviska Enskilda Banken AB Series C............     6,988       54,993
   SSAB AB Series A.....................................   119,665      857,252
   SSAB AB Series B.....................................    67,450      417,144
   Svenska Cellulosa AB Series A........................     9,172      180,337
   Svenska Cellulosa AB Series B........................   566,500   11,044,601
   Swedbank AB Series A.................................   451,292    8,382,518
   Telefonaktiebolaget LM Ericsson AB Series B.......... 1,563,029   13,846,995
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.....   126,886    1,128,017
   Trelleborg AB Series B...............................     5,625       61,294
                                                                   ------------
TOTAL SWEDEN............................................             63,551,206
                                                                   ------------
SWITZERLAND -- (6.3%)
  *ABB, Ltd.............................................   509,339    9,198,625
   Adecco SA............................................    89,937    4,361,264
   Alpiq Holding AG.....................................       470       76,697
   Aryzta AG............................................    48,599    2,427,885
   Baloise Holding AG...................................    44,870    3,745,118
   Banque Cantonale Vaudoise AG.........................       997      528,703
   Clariant AG..........................................   139,709    1,497,120
   Credit Suisse Group AG...............................   593,214   13,795,405
   Credit Suisse Group AG Sponsored ADR.................    65,820    1,536,239
   Givaudan SA..........................................     4,461    4,462,285
   Holcim, Ltd..........................................   241,079   16,452,735
   Lonza Group AG.......................................    17,436      884,323
   Novartis AG..........................................       418       25,206
  #Novartis AG ADR......................................   189,650   11,466,239
   St. Galler Kantonalbank AG...........................       989      405,514
   Sulzer AG............................................    13,837    2,006,462
   Swatch Group AG (The)................................     3,653    1,512,076
   Swatch Group AG Registered Shares (The)..............    12,072      878,064
   Swiss Life Holding AG................................    30,648    3,870,448
   Swiss Re, Ltd........................................   325,311   22,510,662
   UBS AG...............................................   996,451   14,950,347
   Zurich Insurance Group AG............................    40,743   10,043,953
                                                                   ------------
TOTAL SWITZERLAND.......................................            126,635,370
                                                                   ------------
UNITED KINGDOM -- (21.0%)
   Anglo American P.L.C.................................   349,868   10,781,002
   Aviva P.L.C.......................................... 2,287,715   12,251,713
   Barclays P.L.C....................................... 3,351,289   12,392,271
   Barclays P.L.C. Sponsored ADR........................ 1,025,997   15,184,756
   BP P.L.C. Sponsored ADR.............................. 1,840,577   78,942,348
   Carnival P.L.C.......................................   116,691    4,648,128
   Carnival P.L.C. ADR..................................    96,861    3,828,915
   Eurasian Natural Resources Corp. P.L.C...............    95,393      505,690
   Evraz P.L.C..........................................   151,636      578,583
   HSBC Holdings P.L.C.................................. 1,039,205   10,245,900
  #HSBC Holdings P.L.C. Sponsored ADR...................   288,640   14,247,270
  *International Consolidated Airlines Group SA......... 1,081,357    2,819,024
   Investec P.L.C.......................................   278,720    1,643,651
   Kazakhmys P.L.C......................................   135,567    1,555,403

                                     1100

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                       Shares       Value++
                                                     ----------- --------------
UNITED KINGDOM -- (Continued)
   Kingfisher P.L.C.................................   2,319,541 $   10,860,203
  *Lloyds Banking Group P.L.C.......................  23,717,729     15,618,314
  *Lloyds Banking Group P.L.C. Sponsored ADR........     250,250        655,655
   Mondi P.L.C......................................     204,979      2,259,586
   Old Mutual P.L.C.................................   3,588,096      9,987,391
   Pearson P.L.C. Sponsored ADR.....................     273,604      5,499,440
   Resolution, Ltd..................................     945,573      3,333,773
   Rexam P.L.C......................................     375,764      2,713,262
  *Royal Bank of Scotland Group P.L.C...............     630,634      2,815,860
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR     306,118      2,736,695
   Royal Dutch Shell P.L.C. ADR.....................   1,012,251     71,495,288
   Royal Dutch Shell P.L.C. Series A................      13,007        446,309
   Royal Dutch Shell P.L.C. Series B................      53,202      1,881,898
   RSA Insurance Group P.L.C........................     796,432      1,445,651
   Sainsbury (J.) P.L.C.............................   1,193,358      6,842,310
  *Travis Perkins P.L.C.............................       3,718         64,972
   Vedanta Resources P.L.C..........................      53,978        991,803
   Vodafone Group P.L.C.............................  13,861,205     37,642,262
   Vodafone Group P.L.C. Sponsored ADR..............   1,661,870     45,236,101
   William Morrison Supermarkets P.L.C..............   1,135,049      4,914,519
   WPP P.L.C........................................     135,896      1,756,507
   Xstrata P.L.C....................................   1,511,218     23,939,963
                                                                 --------------
TOTAL UNITED KINGDOM................................                422,762,416
                                                                 --------------
TOTAL COMMON STOCKS.................................              1,957,410,319
                                                                 --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Porsche Automobil Holding SE.....................      46,252      3,082,870
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Tradeable
    Coupons.........................................          25              3
                                                                 --------------
                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@DFA Short Term Investment Fund..................   4,667,243     54,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.35%, 11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $911,017) to be repurchased at $893,162........ $       893        893,154
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                 54,893,154
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,092,870,816).............................             $2,015,386,346
                                                                 ==============

                                     1101

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares   Value++
                                                            ------- ----------
  COMMON STOCKS -- (94.8%)
  AUSTRALIA -- (5.0%)
     Acrux, Ltd............................................   8,981 $   30,173
     Adelaide Brighton, Ltd................................  70,598    232,079
     Aditya Birla Minerals, Ltd............................   7,401      3,525
     AGL Energy, Ltd.......................................  17,018    256,646
    *AJ Lucas Group, Ltd...................................   8,887      7,372
    *Alkane Resources, Ltd.................................  23,466     20,641
    *ALS, Ltd..............................................  43,275    415,422
     Alumina, Ltd.......................................... 474,174    473,333
     Alumina, Ltd. Sponsored ADR...........................  14,400     56,448
     Amalgamated Holdings, Ltd.............................  15,139    106,816
     Amcom Telecommunications, Ltd.........................  31,775     42,158
     Amcor, Ltd............................................ 147,315  1,206,856
     AMP, Ltd.............................................. 246,353  1,172,091
     Ansell, Ltd...........................................  17,816    288,671
    *Antares Energy, Ltd...................................  32,145     17,313
     APA Group, Ltd........................................  63,389    339,293
     APN News & Media, Ltd................................. 105,115     40,286
    *Aquarius Platinum, Ltd................................  41,410     24,570
    *Aquila Resources, Ltd.................................  12,205     33,974
     ARB Corp., Ltd........................................   5,672     60,439
     Aristocrat Leisure, Ltd...............................  29,747     86,948
     Arrium, Ltd........................................... 327,543    266,040
     Asciano Group, Ltd.................................... 107,090    506,859
     ASG Group, Ltd. (6207214).............................   7,300      4,768
    *ASG Group, Ltd. (B844JF1).............................   1,217        796
     ASX, Ltd..............................................  15,305    471,246
    *Atlas Iron, Ltd....................................... 153,738    244,146
    *Aurora Oil & Gas, Ltd.................................  31,303    126,688
     Ausdrill, Ltd.........................................  56,477    166,664
     Ausenco, Ltd..........................................   9,627     31,502
    *Austal, Ltd...........................................  17,222     21,892
     Austbrokers Holdings, Ltd.............................   1,390     11,253
     Austin Engineering, Ltd...............................   9,103     40,866
     Australia & New Zealand Banking Group, Ltd............ 117,748  3,106,356
    *Australian Agricultural Co., Ltd......................  57,179     77,114
     Australian Infrastructure Fund........................  80,194    247,319
     Australian Pharmaceutical Industries, Ltd.............  44,606     21,763
     Automotive Holdings Group, Ltd........................  36,616    121,155
     AVJennings, Ltd.......................................   6,380      2,155
     AWE, Ltd.............................................. 112,125    154,470
     Bank of Queensland, Ltd...............................  59,944    470,734
    *Bathurst Resources, Ltd...............................  12,960      5,832
     Beach Energy, Ltd..................................... 310,773    443,856
     Bendigo and Adelaide Bank, Ltd........................  91,899    769,715
     BHP Billiton, Ltd.....................................   1,925     68,156
    #BHP Billiton, Ltd. Sponsored ADR......................  25,036  1,771,047
     Billabong International, Ltd..........................  56,082     51,367
    *Biota Holdings, Ltd...................................  34,184     21,114
     Blackmores, Ltd.......................................   1,011     31,149
    *Blackthorn Resources, Ltd.............................  10,737     13,500
    *BlueScope Steel, Ltd.................................. 562,099    276,381
     Boart Longyear, Ltd................................... 112,356    169,686
     Boral, Ltd............................................ 170,424    634,757
     Bradken, Ltd..........................................  34,023    174,156
     Brambles, Ltd.........................................  19,994    150,550
     Breville Group, Ltd...................................   1,538      9,548
     Brickworks, Ltd.......................................   6,806     78,597
     BT Investment Management, Ltd.........................   6,143     14,157

                                     1102

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
 AUSTRALIA -- (Continued)
   *Buru Energy, Ltd......................................     2,744 $    7,891
    Cabcharge Australia, Ltd..............................    23,347    143,241
    Caltex Australia, Ltd.................................    27,789    491,027
    Cardno, Ltd...........................................    18,145    151,270
   *Carnarvon Petroleum, Ltd..............................   101,349      8,497
    carsales.com, Ltd.....................................    15,227    117,840
    Cash Converters International, Ltd....................     2,126      1,952
    Cedar Woods Properties, Ltd...........................     1,721      7,576
    Challenger, Ltd.......................................    74,729    250,193
    Clough, Ltd...........................................    65,000     52,574
   *Coal of Africa, Ltd...................................    52,185     11,599
    Coca-Cola Amatil, Ltd.................................    11,801    164,646
    Cochlear, Ltd.........................................     2,204    162,770
   *Cockatoo Coal, Ltd....................................   135,281     23,098
   *Coffey International, Ltd.............................    48,876     18,972
    Commonwealth Bank of Australia NL.....................    51,776  3,100,650
    Computershare, Ltd....................................     7,697     69,317
    Consolidated Media Holdings, Ltd......................    33,116    117,838
    Credit Corp. Group, Ltd...............................     3,280     23,916
    Crown, Ltd............................................    36,305    365,916
    CSG, Ltd..............................................     5,879      2,956
    CSL, Ltd..............................................     9,911    488,820
    CSR, Ltd..............................................   105,393    191,342
    Data#3, Ltd...........................................     8,941     10,671
   #David Jones, Ltd......................................   101,808    281,775
    Decmil Group, Ltd.....................................    14,064     37,749
   *Downer EDI, Ltd.......................................    99,550    370,565
   *Drillsearch Energy, Ltd...............................    68,006    106,753
    DUET Group............................................   136,142    295,040
    DuluxGroup, Ltd.......................................    15,629     57,367
    DWS, Ltd..............................................    11,284     17,732
    Echo Entertainment Group, Ltd.........................   175,482    637,775
   *Elders, Ltd...........................................   103,979     17,794
    Emeco Holdings, Ltd...................................   106,704     76,844
   *Energy Resources of Australia, Ltd....................    20,010     29,246
   *Energy World Corp., Ltd...............................   122,411     46,222
    Envestra, Ltd.........................................   167,485    157,189
    Euroz, Ltd............................................     3,934      4,209
   *Evolution Mining, Ltd.................................    29,661     61,644
   #Fairfax Media, Ltd....................................   471,068    192,861
    Finbar Group, Ltd.....................................       595        732
    FKP Property Group, Ltd...............................   375,948     86,124
    Fleetwood Corp., Ltd..................................     6,057     64,710
    Flight Centre, Ltd....................................     9,755    269,138
   *Focus Minerals, Ltd................................... 1,002,633     37,443
    Forge Group, Ltd......................................     5,619     23,217
    Fortescue Metals Group, Ltd...........................    22,863     96,337
   *Goodman Fielder, Ltd..................................   356,330    215,860
    GrainCorp, Ltd. Class A...............................    43,955    558,192
    Grange Resources, Ltd.................................   167,580     43,341
   *Gryphon Minerals, Ltd.................................    24,451     19,784
    GUD Holdings, Ltd.....................................    11,728    102,085
   *Gunns, Ltd............................................   133,137         --
    GWA Group, Ltd........................................    38,661     70,025
    Harvey Norman Holdings, Ltd...........................   109,034    215,375
   *Hastie Group, Ltd.....................................     2,637         --
    HFA Holdings, Ltd.....................................    13,456     10,749
   *Highlands Pacific, Ltd................................    23,081      3,346
    Hills Holdings, Ltd...................................    39,391     31,078
   *Horizon Oil, Ltd......................................   133,673     53,924
   *Icon Energy, Ltd......................................    52,698     14,192

                                     1103

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares   Value++
                                                            ------- ----------
  AUSTRALIA -- (Continued)
     iiNet, Ltd............................................  27,956 $  120,643
    #Iluka Resources, Ltd..................................  20,683    212,152
     Imdex, Ltd............................................  46,977     65,131
     IMF Australia, Ltd....................................   1,965      3,026
     Incitec Pivot, Ltd.................................... 211,711    693,418
     Independence Group NL.................................  48,028    198,454
     Industrea, Ltd........................................  45,486     59,489
    *Infigen Energy, Ltd...................................  86,150     21,423
     Insurance Australia Group, Ltd........................ 247,250  1,175,743
    *Integra Mining, Ltd................................... 151,656     85,451
     Invocare, Ltd.........................................  12,546    114,641
     IOOF Holdings, Ltd....................................  38,169    249,755
     Iress, Ltd............................................   8,789     69,814
     James Hardie Industries P.L.C.........................  28,661    274,163
     James Hardie Industries P.L.C. Sponsored ADR..........   1,236     59,439
     JB Hi-Fi, Ltd.........................................   6,986     74,264
     Jetset Travelworld, Ltd...............................  25,000     11,184
    *Kagara, Ltd...........................................  60,876      7,583
     Kingsgate Consolidated, Ltd...........................  34,084    195,493
     Kingsrose Mining, Ltd.................................  24,610     24,991
     Leighton Holdings, Ltd................................   4,219     78,284
     Lend Lease Group NL...................................  68,655    616,370
    *Linc Energy, Ltd......................................  53,155     30,247
     M2 Telecommunications Group, Ltd......................   4,476     17,763
     Macmahon Holdings, Ltd................................ 117,721     38,938
    *Macquarie Atlas Roads Group NL........................  61,956     99,345
     Macquarie Group, Ltd..................................  45,640  1,507,569
     Matrix Composites & Engineering, Ltd..................   2,049      3,524
     McMillan Shakespeare, Ltd.............................   5,584     74,731
     McPherson's, Ltd......................................   4,994      9,592
     Medusa Mining, Ltd....................................  11,455     72,966
     Melbourne IT, Ltd.....................................  27,781     51,329
     Mermaid Marine Australia, Ltd.........................  28,992     97,439
    *Mesoblast, Ltd........................................   5,809     34,838
    *Metals X, Ltd......................................... 100,801     13,057
     Metcash, Ltd..........................................  69,253    263,062
    *Metgasco, Ltd.........................................  12,958      2,818
     Miclyn Express Offshore, Ltd..........................   4,019      9,256
     Mincor Resources NL...................................  34,793     43,118
    *Mineral Deposits, Ltd.................................  17,126     86,724
     Mineral Resources, Ltd................................  23,936    215,121
   #*Mirabela Nickel, Ltd.................................. 113,042     52,617
    *Molopo Energy, Ltd....................................   9,366      5,341
     Monadelphous Group, Ltd...............................   4,671    102,130
     Mortgage Choice, Ltd..................................  10,686     19,194
     Mount Gibson Iron, Ltd................................ 119,718     87,345
     Myer Holdings, Ltd.................................... 149,079    302,167
     National Australia Bank, Ltd.......................... 137,265  3,668,391
     Navitas, Ltd..........................................  20,111     85,910
    *Neon Energy, Ltd......................................   3,454        950
     New Hope Corp., Ltd...................................  32,366    147,097
     Newcrest Mining, Ltd..................................  38,639  1,065,667
    *Nexus Energy, Ltd..................................... 252,869     31,423
     NIB Holdings, Ltd.....................................  74,922    140,899
     Norfolk Group, Ltd....................................   4,633      3,124
    *Northern Iron, Ltd....................................   2,689      1,688
    *Northern Star Resources, Ltd..........................  38,476     51,294
     NRW Holdings, Ltd.....................................  33,424     70,894
     Nufarm, Ltd...........................................  38,282    228,220
     Oakton, Ltd...........................................   1,390      1,802
     Oil Search, Ltd.......................................  35,591    274,259

                                     1104

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares   Value++
                                                            ------- ----------
  AUSTRALIA -- (Continued)
     Orica, Ltd............................................  15,629 $  407,119
     Origin Energy, Ltd.................................... 139,363  1,640,468
     OrotonGroup, Ltd......................................   2,881     19,428
     OZ Minerals, Ltd......................................  73,491    623,576
     Pacific Brands, Ltd................................... 194,501    125,101
    *Paladin Energy, Ltd................................... 209,906    246,205
     PanAust, Ltd..........................................  63,960    220,498
     Panoramic Resources, Ltd..............................  62,268     40,240
     Patties Foods, Ltd....................................   1,438      2,462
    *Peet, Ltd.............................................  17,958     17,336
    *Perilya, Ltd..........................................  49,865     16,001
     Perpetual Trustees Australia, Ltd.....................   5,773    167,033
     Platinum Asset Mangement, Ltd.........................  14,428     54,383
     PMP, Ltd..............................................  73,062     15,145
     Premier Investments, Ltd..............................  10,054     64,284
     Primary Health Care, Ltd.............................. 102,973    415,348
    *Prime Aet&D Holdings No.1, Ltd........................       4         --
     Prime Media Group, Ltd................................  39,708     32,519
    *PrimeAg, Ltd..........................................  14,476     17,269
     Programmed Maintenance Service, Ltd...................  22,341     47,914
    *Qantas Airways, Ltd................................... 212,615    293,126
     QBE Insurance Group, Ltd..............................  96,780  1,322,211
     QR National, Ltd......................................  47,048    182,500
    *Ramelius Resources, Ltd...............................  61,433     28,139
     Ramsay Health Care, Ltd...............................   9,989    246,341
     RCR Tomlinson, Ltd....................................  12,962     24,669
     REA Group, Ltd........................................   1,757     31,448
    *Red Fork Energy, Ltd..................................  16,689     11,919
     Redflex Holdings, Ltd.................................   4,333      6,873
     Reece Australia, Ltd..................................     591     12,429
    *Reed Resources, Ltd...................................  19,892      3,718
    *Regis Resources, Ltd..................................  16,161     90,110
     Reject Shop, Ltd. (The)...............................   2,325     34,252
    *Resolute Mining, Ltd..................................  80,829    161,338
     Retail Food Group, Ltd................................   3,932     12,981
     Ridley Corp., Ltd.....................................  46,015     54,957
     Rio Tinto, Ltd........................................  20,526  1,210,130
    *Roc Oil Co., Ltd...................................... 146,774     65,329
     Ruralco Holdings, Ltd.................................   1,300      4,366
     SAI Global, Ltd.......................................  24,140    101,599
    *Salinas Energy, Ltd...................................  96,746     26,594
     Salmat, Ltd...........................................  11,000     29,450
   #*Samson Oil & Gas, Ltd. Sponsored ADR..................  12,700      9,107
     Santos, Ltd........................................... 122,307  1,458,294
    *Saracen Mineral Holdings, Ltd.........................  60,030     31,332
     Sedgman, Ltd..........................................  11,987     12,296
     Seek, Ltd.............................................  14,552    100,778
     Select Harvests, Ltd..................................   2,843      3,450
    *Senex Energy, Ltd.....................................  64,502     49,471
     Servcorp, Ltd.........................................   9,992     32,368
     Seven Group Holdings, Ltd.............................  22,576    161,666
     Seven West Media, Ltd.................................  13,364     16,848
     Sigma Pharmaceuticals, Ltd............................ 212,760    148,853
    *Silex System, Ltd.....................................   6,346     22,896
    *Silver Lake Resources, Ltd............................  14,012     51,356
     Sims Metal Management, Ltd............................  30,961    302,751
     Sims Metal Management, Ltd. Sponsored ADR.............   4,871     47,590
     Skilled Group, Ltd....................................  27,693     76,351
     SMS Management & Technology, Ltd......................   8,481     43,799
     Sonic Healthcare, Ltd.................................  33,632    453,528
     Southern Cross Media Group, Ltd....................... 106,921    115,286

                                     1105

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares    Value++
                                                           ------- -----------
 AUSTRALIA -- (Continued)
    SP Ausnet, Ltd........................................  79,713 $    87,698
    Spark Infrastructure Group, Ltd....................... 102,507     179,753
   *Specialty Fashion Group, Ltd..........................   8,094       5,041
   *St. Barbara, Ltd......................................  85,600     169,073
   *Starpharma Holdings, Ltd..............................  16,423      27,694
    STW Communications Group, Ltd.........................  56,702      59,399
    Suncorp Group, Ltd.................................... 168,236   1,638,718
   *Sundance Energy Australia, Ltd........................  22,232      18,291
   *Sunland Group, Ltd....................................  21,844      23,497
    Super Retail Group, Ltd...............................  25,199     235,410
    Sydney Airport, Ltd...................................  28,742     101,094
    TABCORP Holdings, Ltd................................. 126,973     373,925
   *Tanami Gold NL........................................   5,827       4,420
   *Tap Oil, Ltd..........................................  49,618      36,263
    Tassal Group, Ltd.....................................  24,227      36,407
    Tatts Group, Ltd...................................... 311,632     905,084
    Telstra Corp., Ltd....................................  58,938     253,287
    Telstra Corp., Ltd. ADR...............................     600      12,810
    Ten Network Holdings, Ltd............................. 203,664      59,214
  #*Texon Petroleum, Ltd..................................  20,289       8,088
    TFS Corp., Ltd........................................  27,337      10,913
    Thorn Group, Ltd......................................   5,639      11,555
    Toll Holdings, Ltd.................................... 155,668     717,138
   *Tox Free Solutions, Ltd...............................  21,710      63,706
    TPG Telecom, Ltd......................................  80,192     198,484
    Transfield Services, Ltd.............................. 110,789     182,483
   *Transpacific Industries Group, Ltd.................... 193,570     153,325
    Transurban Group, Ltd.................................  38,642     243,893
    Treasury Wine Estates, Ltd............................  86,490     443,150
    Troy Resources, Ltd...................................  16,581      76,225
    Trust Co., Ltd. (The).................................   1,137       5,492
   *UGL, Ltd..............................................  32,904     364,586
    UXC, Ltd..............................................  31,427      28,656
    Village Roadshow, Ltd.................................   6,668      25,884
   *Virgin Australia Holdings, Ltd. (B43DQC7)............. 312,963     158,922
   *Virgin Australia Holdings, Ltd. (B7L5734)............. 312,963       1,624
    Washington H. Soul Pattinson & Co., Ltd...............   9,507     133,200
    Watpac, Ltd...........................................  32,558      20,258
    WDS, Ltd..............................................  33,762      22,415
    Webjet, Ltd...........................................  12,221      50,727
    Wesfarmers, Ltd.......................................  69,797   2,516,149
    Western Areas NL......................................  11,269      51,143
    Westpac Banking Corp.................................. 129,797   3,431,581
    Whitehaven Coal, Ltd..................................  24,481      77,509
    WHK Group, Ltd........................................  37,000      40,522
    Wide Bay Australia, Ltd...............................   1,410       9,664
    Woodside Petroleum, Ltd...............................  12,078     430,658
    Woolworths, Ltd.......................................  11,286     344,246
    WorleyParsons, Ltd....................................   5,578     142,641
   *Yancoal Australia, Ltd................................  11,151      11,773
                                                                   -----------
 TOTAL AUSTRALIA..........................................          64,874,673
                                                                   -----------
 AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG................................     753      90,696
    Andritz AG............................................   3,122     188,126
   *A-TEC Industries AG...................................   3,557          --
    Atrium European Real Estate, Ltd......................  24,278     137,675
    Austria Technologie & Systemtechnik AG................     770       6,772
    CA Immobilien Anlagen AG..............................   5,017      62,210
   *Erste Group Bank AG...................................  24,051     606,267
    EVN AG................................................   3,428      48,490

                                     1106

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares  Value++
                                                            ------ ----------
  AUSTRIA -- (Continued)
     Flughafen Wien AG.....................................  2,248 $  101,940
    *Immofinanz AG......................................... 85,673    331,173
    *Intercell AG..........................................  4,255     10,475
     Kapsch TrafficCom AG..................................    655     38,241
     Lenzing AG............................................    662     58,928
     Mayr-Melnhof Karton AG................................  1,048    103,592
     Oesterreichischen Post AG.............................  3,093    119,197
     OMV AG................................................ 18,845    689,635
     Palfinger AG..........................................    168      3,378
    #Raiffeisen Bank International AG......................  7,285    291,805
     RHI AG................................................  3,366     95,252
     S IMMO AG.............................................  4,858     31,018
     Schoeller-Bleckmann Oilfield Equipment AG.............  1,205    116,262
     Semperit Holding AG...................................    982     41,387
     Strabag SE............................................  2,456     61,744
     Telekom Austria AG.................................... 15,824     99,688
    *Uniqa Versicherungen AG...............................  2,631     30,407
     Verbund AG............................................  2,572     59,973
     Vienna Insurance Group AG Wiener Versicherung Gruppe..  7,150    307,225
     Voestalpine AG........................................ 17,303    544,835
     Wienerberger AG....................................... 24,004    172,192
     Zumtobel AG...........................................  2,513     26,882
                                                                   ----------
  TOTAL AUSTRIA............................................         4,475,465
                                                                   ----------
  BELGIUM -- (0.8%)
    *Ablynx NV.............................................  6,382     43,063
     Ackermans & van Haaren NV.............................  4,706    383,155
     Ageas................................................. 53,583  1,366,092
    *Agfa-Gevaert NV....................................... 35,268     57,629
     Anheuser-Busch InBev NV...............................  5,871    490,996
     Anheuser-Busch InBev NV Sponsored ADR................. 13,736  1,151,077
     Arseus NV.............................................  4,228     79,143
     Banque Nationale de Belgique..........................     39    124,259
     Barco NV..............................................  2,305    158,562
     Bekaert NV............................................  4,014    109,608
     Belgacom SA...........................................  5,268    154,015
     Colruyt SA............................................  2,370    108,351
     Compagnie d'Entreprises SA............................  1,545     76,017
     Compagnie Immobiliere de Belgique SA..................    189      6,435
     Compagnie Maritime Belge SA...........................  3,221     57,624
    *Deceuninck NV......................................... 18,601     30,909
     Delhaize Group SA Sponsored ADR....................... 10,149    388,098
   #*Dexia SA.............................................. 98,638     23,013
     D'ieteren SA NV.......................................  5,700    275,117
     Econocom Group........................................  8,136     56,459
     Elia System Operator SA...............................  3,684    150,500
    *Euronav SA............................................  5,837     32,231
     EVS Broadcast Equipment SA............................  1,521     88,294
     Exmar NV..............................................  8,774     65,454
    *Galapagos NV..........................................  6,113    124,317
    *Ion Beam Applications SA..............................  3,199     26,934
     KBC Groep NV.......................................... 20,055    471,762
     Kinepolis Group NV....................................  1,570    156,655
     Lotus Bakeries NV.....................................     19     14,112
     Melexis NV............................................  2,127     33,625
     Mobistar SA...........................................  1,159     30,647
     Nyrstar NV............................................ 26,530    154,292
     Recticel SA...........................................  6,887     45,676
     Resilux SA............................................    348     22,344
     Roularta Media Group NV...............................  1,508     22,785
     Sioen Industries NV...................................  4,172     33,458

                                     1107

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares   Value++
                                                            ------- ----------
BELGIUM -- (Continued)
   Sipef NV................................................   1,027 $   78,289
   Solvay SA...............................................   8,168    983,439
   Telenet Group Holding NV................................   4,618    211,564
   Tessenderlo Chemie NV...................................   5,510    159,884
  *ThromboGenics NV........................................   2,876    138,100
   UCB SA..................................................  15,172    886,155
   Umicore SA..............................................  11,188    574,930
   Van de Velde NV.........................................     560     25,834
                                                                    ----------
TOTAL BELGIUM..............................................          9,670,903
                                                                    ----------
BRAZIL -- (2.0%)
   AES Tiete SA............................................   3,400     32,375
   Aliansce Shopping Centers SA............................  14,656    166,689
   All America Latina Logistica SA.........................  86,800    394,885
   Amil Participacoes SA...................................  12,785    192,305
   Anhanguera Educacional Participacoes SA.................  26,017    456,023
   Arezzo Industria e Comercio SA..........................   5,000     89,240
  *B2W Cia Global Do Varejo SA.............................   5,500     26,755
   Banco Alfa de Investimento SA...........................  14,300     38,794
   Banco Bradesco SA.......................................  55,648    732,366
   Banco do Brasil SA......................................  63,797    680,673
   Banco Santander Brasil SA ADR........................... 102,545    697,306
   Bematech SA.............................................   6,000     14,328
   BM&F Bovespa SA......................................... 255,055  1,632,513
   BR Malls Participacoes SA...............................  48,200    633,633
   Brasil Brokers Participacoes SA.........................  23,200     65,109
   BRF - Brasil Foods SA...................................   9,416    171,301
  #BRF - Brasil Foods SA ADR...............................  31,160    570,851
   Brookfield Incorporacoes SA.............................  48,600     84,946
  *Brookfield Incorporacoes SA Receipt.....................  14,463     25,422
   CCR SA..................................................  21,200    186,422
  *CCX Carvao da Colombia SA...............................   6,100      6,607
   Centrais Eletricas Brasilerias SA.......................   3,500     19,214
   CETIP SA - Mercados Organizados.........................   9,194    105,925
   Cia de Saneamento Basico do Estado de Sao Paulo ADR.....   4,300    361,243
   Cia de Saneamento de Minas Gerais-Copasa SA.............  10,400    245,477
   Cia Energetica de Minas Gerais SA.......................   1,719     18,702
   Cia Hering SA...........................................   9,177    210,826
  *Cia Paranaense de Energia SA............................   1,200     14,387
   Cia Siderurgica Nacional SA Sponsored ADR...............  31,622    172,024
   Cielo SA................................................   7,453    184,399
   Cosan SA Industria e Comercio...........................  29,400    563,812
   CPFL Energia SA.........................................   8,400     97,605
   Cremer SA...............................................  10,900     75,026
   Cyrela Brazil Realty SA Empreendimentos e Participacoes. 60,900 516,333 Cyrela Commercial Properties SA Empreendimentos e
     Participacoes.........................................     300      3,898
   Diagnosticos da America SA..............................  42,169    280,289
   Direcional Engenharia SA................................   7,900     47,298
   Duratex SA..............................................  42,840    298,038
   EcoRodovias Infraestrutura e Logistica SA...............  11,954    104,411
   Embraer SA..............................................  55,700    389,424
   Embraer SA ADR..........................................  20,543    573,355
   Energias do Brazil SA...................................  51,600    322,651
   Equatorial Energia SA...................................  11,000     97,487
   Estacio Participacoes SA................................  13,584    258,832
   Eternit SA..............................................  24,972    103,279
   Even Construtora e Incorporadora SA.....................  32,400    129,214
   EZ Tec Empreendimentos e Participacoes SA...............  13,000    170,897
  *Fibria Celulose SA......................................  10,683     90,680
 #*Fibria Celulose SA Sponsored ADR........................  39,481    347,828
   Fleury SA...............................................   5,600     65,869

                                     1108

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
BRAZIL -- (Continued)
  *Gafisa SA................................................  10,200 $   18,732
 #*Gafisa SA ADR............................................  38,950    142,947
  *General Shopping Brasil SA...............................   6,700     35,297
   Gerdau SA................................................  29,700    215,981
   Grendene SA..............................................  20,200    152,665
   Guararapes Confeccoes SA.................................   1,200     70,899
   Helbor Empreendimentos SA................................  27,366    154,275
  *Hypermarcas SA...........................................  71,798    570,906
   Iguatemi Empresa de Shopping Centers SA..................  13,000    165,136
   Iochpe-Maxion SA.........................................   8,800    107,885
   Itau Unibanco Holding SA.................................  13,673    179,071
  *JBS SA................................................... 107,864    348,916
   JHSF Participacoes SA....................................  23,200    100,748
   JSL SA...................................................  14,000     81,337
  *Kepler Weber SA..........................................   2,900     14,435
  *Kroton Educacional SA Common Shares......................   1,133      3,339
  *Kroton Educacional SA Unit Shares........................  12,488    249,631
   Light SA.................................................  14,507    156,066
   Localiza Rent a Car SA...................................   6,900    120,942
  *Log-in Logistica Intermodal SA...........................   5,000     14,771
   Lojas Americanas SA......................................  32,963    249,935
   Lojas Renner SA..........................................   8,000    296,201
   LPS Brasil Consultoria de Imoveis SA.....................   2,300     39,521
  *Lupatech SA..............................................   2,100      2,668
  *M. Dias Branco SA........................................   6,316    212,083
   Magnesita Refratarios SA.................................  13,123     48,976
   Mahle-Metal Leve SA Industria e Comercio.................   6,900     86,936
  *Marfrig Alimentos SA.....................................  27,500    142,168
   Marisa Lojas SA..........................................   3,200     46,967
   Mills Estruturas e Servicos de Engenharia SA.............   8,457    129,662
   Minerva SA...............................................  15,200     82,322
  *MMX Mineracao e Metalicos SA.............................  50,026     99,015
   MRV Engenharia e Participacoes SA........................  58,000    294,134
   Multiplan Empreendimentos Imobiliarios SA................   9,675    283,431
  *Multiplus SA.............................................   2,600     60,409
   Natura Cosmeticos SA.....................................   6,100    162,633
   Obrascon Huarte Lain Brasil SA...........................  15,270    143,599
   OdontoPrev SA............................................  51,900    268,310
   Oi SA....................................................  10,605     50,126
   Oi SA ADR (670851104)....................................   2,918     13,598
  #Oi SA ADR (670851203)....................................  71,973    287,892
  *OSX Brasil SA............................................  15,000     84,562
  *Paranapanema SA..........................................  28,800     48,353
   PDG Realty SA Empreendimentos e Participacoes............ 208,547    351,164
   Petroleo Brasileiro SA ADR...............................  90,141  1,911,891
   Porto Seguro SA..........................................  28,377    301,786
  *Positivo Informatica SA..................................   7,200     18,647
   Profarma Distribuidora de Produtos Farmaceuticos SA......   3,400     24,374
  *QGEP Participacoes SA....................................  16,800    103,891
   Raia Drogasil SA.........................................  14,250    156,809
   Restoque Comercio e Confeccoes de Roupas SA..............   6,600     28,141
   Rodobens Negocios Imobiliarios SA........................   4,000     25,209
   Rossi Residencial SA.....................................  35,100     73,793
   Santos Brasil Participacoes SA...........................   5,850     84,104
   Sao Martinho SA..........................................   9,800    122,461
   SLC Agricola SA..........................................  15,400    147,096
   Sonae Sierra Brasil SA...................................   1,337     22,382
   Souza Cruz SA............................................   7,500     97,856
  *Springs Global Participacoes SA..........................  10,400     13,825
   Sul America SA...........................................  32,877    258,994
   Tecnisa SA...............................................  24,255    100,314

                                     1109

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
BRAZIL -- (Continued)
   Tegma Gestao Logistica SA...............................   3,550 $    61,175
   Telefonica Brasil SA....................................   3,673      69,805
  *Tempo Participacoes SA..................................  15,600      28,419
  *Terna Participacoes SA..................................     300       9,896
   Tim Participacoes SA....................................  12,200      43,249
   Tim Participacoes SA ADR................................   6,220     108,104
   Totvs SA................................................  17,500     355,850
   Tractebel Energia SA....................................   2,700      46,528
   Triunfo Participacoes e Investimentos SA................   4,800      26,351
   Usinas Siderurgicas de Minas Gerais SA..................  18,960      99,138
   Vale SA Sponsored ADR...................................  61,900   1,134,008
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao SA..........................  10,175     191,522
  *Vanguarda Agro SA....................................... 182,880      31,515
  *Viver Incorporadora e Construtora SA....................  38,650      23,406
   WEG SA..................................................  22,128     254,177
                                                                    -----------
TOTAL BRAZIL...............................................          25,130,326
                                                                    -----------
CANADA -- (8.1%)
  *5N Plus, Inc............................................   7,800      17,181
   Aastra Technologies, Ltd................................   1,700      27,915
  *Absolute Software Corp..................................   6,980      27,955
  *Advantage Oil & Gas, Ltd................................  30,765     110,893
   Aecon Group, Inc........................................  13,100     150,970
  *AEterna Zentaris, Inc...................................     893       1,922
   AG Growth International, Inc............................   2,000      64,100
   AGF Management, Ltd. Class B............................  19,800     197,653
   Agnico-Eagle Mines, Ltd.................................  12,404     700,337
   Agrium, Inc.............................................  11,437   1,204,449
   Aimia, Inc..............................................  38,180     571,888
  *Ainsworth Lumber Co., Ltd...............................   7,780      21,032
  *Air Canada Class A......................................   4,133       7,325
  *Alacer Gold Corp........................................  21,380     117,309
   Alamos Gold, Inc........................................   9,100     178,128
  *Alexco Resource Corp....................................   4,900      18,889
   Algoma Central Corp.....................................     360      42,533
   Algonquin Power & Utilities Corp........................  34,927     241,648
   Alimentation Couche-Taro, Inc. Class B..................  15,485     760,645
   Alliance Grain Traders, Inc.............................   4,411      60,948
   AltaGas, Ltd............................................  12,693     427,654
  *Alterra Power Corp......................................  20,706       9,018
  *Altius Minerals Corp....................................   1,600      16,597
   Altus Group, Ltd........................................   1,400      11,466
   Amerigo Resources, Ltd..................................  42,500      24,681
  *Amica Mature Lifestyles, Inc............................   1,900      18,206
  *Angle Energy, Inc.......................................  13,695      51,421
  *Antrim Energy, Inc......................................  36,800      30,582
   ARC Resources, Ltd......................................  22,283     541,039
 #*Argonaut Gold, Inc......................................  16,193     172,347
  *Arsenal Energy, Inc.....................................  42,000      25,652
   Astral Media, Inc. Class A..............................  11,343     464,282
   Atco, Ltd. Class I......................................   3,600     265,976
  *Atna Resource, Ltd......................................   4,600       5,987
  *Atrium Innovations, Inc.................................   6,300      64,908
  *ATS Automation Tooling System, Inc......................  19,657     183,039
  *Aura Minerals, Inc......................................   9,224       2,771
  *AuRico Gold, Inc........................................  53,863     449,780
  *Aurizon Mines, Ltd......................................  20,000      91,514
   AutoCanada, Inc.........................................   2,911      40,514
   AvenEx Energy Corp......................................   9,077      31,355
  *B2Gold Corp.............................................  29,400     121,574
   Badger Daylighting, Ltd.................................     600      17,500

                                     1110

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
CANADA -- (Continued)
  *Ballard Power Systems, Inc................................ 23,900 $   17,230
   Bank of Montreal.......................................... 41,930  2,477,806
   Bank of Nova Scotia....................................... 42,381  2,302,047
 #*Bankers Petroleum, Ltd.................................... 18,459     52,489
   Barrick Gold Corp. (067901108)............................ 13,500    546,750
   Barrick Gold Corp. (2024644).............................. 29,995  1,213,014
   Baytex Energy Corp........................................  1,522     69,261
   BCE, Inc.................................................. 21,200    926,750
   Bell Aliant, Inc..........................................  8,152    221,359
  *Bellatrix Exploration, Ltd................................ 27,800    115,793
  *Birchcliff Energy, Ltd.................................... 22,000    180,406
   Bird Construction, Inc....................................  2,700     39,415
   Black Diamond Group, Ltd..................................  4,394     94,941
  *BlackPearl Resources, Inc................................. 53,132    181,407
  *BNK Petroleum, Inc........................................ 10,581      6,886
   Bombardier, Inc. Class A..................................  7,100     27,725
   Bombardier, Inc. Class B.................................. 54,332    206,720
   Bonavista Energy Corp..................................... 23,460    420,694
   Bonterra Energy Corp......................................    800     35,885
  *Boralex, Inc. Class A.....................................  4,200     40,581
  *Brigus Gold Corp.......................................... 24,906     24,189
   Brookfield Asset Management, Inc. Class A.................  9,700    333,903
   Brookfield Office Properties, Inc.........................  8,100    124,734
  *C&C Energia, Ltd..........................................  4,900     28,554
   CAE, Inc.................................................. 26,952    296,573
   Calfrac Well Services, Ltd................................  6,147    141,004
   Calian Technologies, Ltd..................................  1,800     37,036
  *Calvalley Petroleums, Inc. Class A........................ 10,000     22,028
   Cameco Corp............................................... 44,846    869,754
   Canaccord Financial, Inc. (B01R1T5)....................... 15,582     77,852
   Canaccord Financial, Inc. (B0BV8K7).......................  2,157     10,272
   Canada Bread Co., Ltd.....................................    900     45,210
  *Canada Lithium Corp....................................... 11,957      7,662
   Canadian Energy Services & Technology Corp................  2,100     21,531
   Canadian Imperial Bank of Commerce........................ 18,470  1,452,819
   Canadian National Railway Co..............................  6,500    561,262
   Canadian Natural Resources, Ltd........................... 41,220  1,242,275
   Canadian Oil Sands, Ltd................................... 10,508    223,048
   Canadian Pacific Railway, Ltd............................. 13,872  1,276,155
   Canadian Tire Corp. Class A...............................  9,261    662,619
   Canadian Utilities, Ltd. Class A.......................... 10,340    693,647
   Canadian Western Bank..................................... 13,804    408,557
  *Canadian Zinc Corp........................................    679        306
  *Canam Group, Inc. Class A.................................  4,700     26,353
  *Canfor Corp............................................... 20,004    285,213
   Canfor Pulp Products, Inc.................................  8,120     73,578
   CanWel Building Materials Group, Ltd......................  2,200      5,837
   Canyon Services Group, Inc................................  6,100     65,230
   Capital Power Corp........................................  7,740    165,921
   Capstone Infrastructure Corp.............................. 14,438     59,559
 #*Capstone Mining Corp...................................... 75,923    187,765
   Cascades, Inc............................................. 15,187     74,205
   Cash Store Financial Services, Inc. (The).................  2,500     12,065
  *Catamaran Corp............................................ 12,320    578,531
   Cathedral Energy Services, Ltd............................  6,216     37,343
   CCL Industries, Inc. Class B..............................  5,735    212,346
  *Celestica, Inc............................................ 43,600    316,496
  *Celtic Exploration, Ltd................................... 11,800    308,129
   Cenovus Energy, Inc....................................... 20,055    707,422
   Centerra Gold, Inc........................................  5,500     62,393
  *Cequence Energy, Ltd...................................... 19,274     35,702

                                     1111

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
CANADA -- (Continued)
   Cervus Equipment Corp....................................     300 $    6,386
  *CGI Group, Inc. Class A..................................  27,460    718,428
  *China Gold International Resources Corp., Ltd............  22,917     97,519
  *Chinook Energy, Inc......................................   5,456     10,106
   Churchill Corp. Class A (The)............................   4,006     33,693
   CI Financial Corp........................................   4,800    112,172
   Cineplex, Inc............................................   8,595    266,778
  *Claude Resources, Inc....................................  32,900     23,718
   CML HealthCare, Inc......................................   5,885     49,908
   Cogeco Cable, Inc........................................   4,000    152,831
   Cogeco, Inc..............................................     630     21,125
   Colabor Group, Inc.......................................   4,766     39,941
  *COM DEV International, Ltd...............................  13,300     40,616
   Computer Modelling Group, Ltd............................   1,462     28,911
 #*Connacher Oil & Gas, Ltd................................. 111,132     50,072
   Constellation Software, Inc..............................     500     57,352
   Contrans Group, Inc. Class A.............................   2,500     23,479
 #*Copper Mountain Mining Corp..............................  24,100     97,486
   Corby Distilleries, Ltd. Class A.........................   1,600     27,971
 #*Corridor Resources, Inc..................................   9,600      7,113
   Corus Entertainment, Inc. Class B........................  16,562    374,935
  *Cott Corp................................................  19,200    146,679
   Crescent Point Energy Corp...............................  18,207    756,536
  *Crew Energy, Inc.........................................  23,007    177,145
  *Crocotta Energy, Inc.....................................   5,281     17,026
   Davis & Henderson Corp...................................  13,498    283,272
  *DeeThree Exploration, Ltd................................  11,400     78,987
  *Delphi Energy Corp.......................................  23,300     31,494
 #*Denison Mines Corp.......................................  78,945    101,967
  *Descartes Systems Group, Inc. (The)......................   9,700     84,496
   Dollarama, Inc...........................................   5,057    319,445
   Dorel Industries, Inc. Class B...........................   7,913    282,927
  *DragonWave, Inc..........................................   9,100     22,505
  *Duluth Metals, Ltd.......................................   2,700      6,083
 #*Dundee Precious Metals, Inc..............................  19,700    181,270
  *Eastern Platinum, Ltd.................................... 156,800     25,904
   E-L Financial Corp., Ltd.................................     184     73,613
   Eldorado Gold Corp.......................................  39,568    584,755
   Emera, Inc...............................................   3,544    123,840
   Empire Co., Ltd. Class A.................................   5,512    321,145
   Enbridge Income Fund Holdings, Inc.......................   5,225    121,633
   Enbridge, Inc............................................  15,478    615,866
  #Encana Corp..............................................  45,510  1,025,257
  *Endeavour Mining Corp....................................  47,708    109,866
  *Endeavour Silver Corp....................................   2,400     21,795
   Enerflex, Ltd............................................   9,300    107,363
  *Energy Fuels, Inc........................................  87,315     14,862
   Enerplus Corp............................................  23,532    378,161
   Enghouse Systems, Ltd....................................   2,022     28,850
   Ensign Energy Services, Inc..............................  26,581    397,351
  *Epsilon Energy, Ltd......................................  14,800     42,529
  *Equal Energy, Ltd........................................   2,755      8,524
   Equitable Group, Inc.....................................   3,000     88,911
  *Essential Energy Services, Ltd...........................  22,949     48,713
  *Etrion Corp..............................................   7,034      2,462
   Evertz Technologies, Ltd.................................   4,665     67,680
  *Excellon Resources, Inc..................................  14,500      6,243
   Exchange Income Corp.....................................     857     22,567
  *EXFO, Inc................................................   5,100     22,979
  *Fairborne Energy, Ltd....................................  12,865     20,481
   Fairfax Financial Holdings, Ltd..........................   3,130  1,161,148

                                     1112

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
CANADA -- (Continued)
   Finning International, Inc................................  8,156 $  191,498
   Firm Capital Mortgage Investment Corp.....................    500      6,849
   First Capital Realty, Inc.................................  5,800    107,434
  *First Majestic Silver Corp................................ 16,200    374,526
   First National Financial Corp.............................    800     13,577
   First Quantum Minerals, Ltd............................... 39,500    887,885
  *FirstService Corp.........................................  2,200     63,241
   Fortis, Inc...............................................  9,300    314,454
  *Fortress Paper, Ltd. Class A..............................  1,649     21,513
  *Fortuna Silver Mines, Inc................................. 13,100     72,665
   Gamehost, Inc.............................................  1,100     13,932
  *Garda World Security Corp. Class A........................  1,700     20,374
  *Genesis Land Development Corp............................. 12,700     43,743
   Genivar, Inc..............................................  3,817     83,353
   Genworth MI Canada, Inc...................................  7,883    161,488
   George Weston, Ltd........................................  5,911    383,749
   Gildan Activewear, Inc.................................... 16,914    575,965
   Glacier Media, Inc........................................  1,400      2,593
   Glentel, Inc..............................................    800     13,209
  *GLG Life Tech Corp........................................  2,421      1,600
   Gluskin Sheff & Associates, Inc...........................    900     12,931
  *GLV, Inc. Class A.........................................  6,118     13,721
   GMP Capital, Inc..........................................  9,169     48,289
   Goldcorp, Inc. (2676302).................................. 32,117  1,451,897
   Goldcorp, Inc. (380956409)................................  8,800    398,024
  *Golden Star Resources, Ltd................................ 67,800    136,449
  *Gran Tierra Energy, Inc................................... 51,696    260,356
   Granite Real Estate, Inc..................................  5,902    216,402
  *Great Basin Gold, Ltd..................................... 67,300      5,391
  *Great Canadian Gaming Corp................................ 11,000    105,732
  *Great Panther Silver, Ltd................................. 14,400     28,692
   Great-West Lifeco, Inc.................................... 14,700    338,523
   Guardian Capital Group, Ltd. Class A......................  3,050     30,721
  *Guyana Goldfields, Inc....................................  6,900     20,519
  *Harry Winston Diamond Corp................................ 18,900    271,176
  *Heroux-Devtek, Inc........................................  6,091     80,990
  *High River Gold Mines, Ltd................................ 58,259     81,081
   HNZ Group, Inc............................................    700     17,340
   Home Capital Group, Inc...................................  4,100    208,746
   Horizon North Logistics, Inc.............................. 10,977     83,969
   HudBay Minerals, Inc...................................... 33,937    314,990
   Husky Energy, Inc......................................... 21,200    574,178
   IAMGOLD Corp.............................................. 39,526    613,420
   IBI Group, Inc............................................  1,981     18,446
   IGM Financial, Inc........................................  3,400    134,911
  *Imax Corp.................................................  5,500    124,015
  *Imperial Metals Corp......................................  4,800     61,373
   Imperial Oil, Ltd.........................................  3,300    146,010
   Indigo Books & Music, Inc.................................  1,800     18,005
   Industrial Alliance Insurance & Financial Services, Inc... 18,036    493,902
   Inmet Mining Corp......................................... 11,624    599,385
   Innergex Renewable Energy, Inc............................ 12,780    138,965
   Intact Financial Corp..................................... 14,100    864,706
  *International Forest Products, Ltd. Class A...............  6,940     44,472
  *International Minerals Corp...............................  4,500     25,457
   Intertape Polymer Group, Inc.............................. 12,470     86,650
  *Ithaca Energy, Inc........................................  8,326     16,089
  *Ivanhoe Energy, Inc....................................... 31,000     19,244
 #*Jaguar Mining, Inc........................................ 19,700     20,316
   Jean Coutu Group PJC, Inc. Class A (The).................. 14,900    223,929
   Just Energy Group, Inc.................................... 17,846    182,614

                                     1113

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
CANADA -- (Continued)
 #*Katanga Mining, Ltd......................................  75,489 $   36,280
   K-Bro Linen, Inc.........................................   1,229     36,055
   Keyera Corp..............................................   2,500    121,352
   Killam Properties, Inc...................................   8,635    111,444
   Kinross Gold Corp........................................ 124,724  1,238,811
  *Kirkland Lake Gold, Inc..................................   1,800     17,770
   Laurentian Bank of Canada................................   5,600    249,232
  *Legacy Oil & Gas, Inc....................................  26,342    188,317
   Leisureworld Senior Care Corp............................   4,223     53,023
   Leon's Furniture, Ltd....................................   4,744     55,004
   Linamar Corp.............................................  14,854    327,197
   Liquor Stores N.A., Ltd..................................   3,182     58,431
  #Loblaw Cos., Ltd.........................................  13,483    467,366
  *Long Run Exploration, Ltd................................  13,704     56,259
  *Lundin Mining Corp.......................................  96,536    502,615
   MacDonald Dettweiler & Associates, Ltd...................   5,145    288,481
   Magna International, Inc.................................  34,872  1,550,255
  *Mainstreet Equity Corp...................................   1,610     51,085
   Major Drilling Group International, Inc..................   6,000     62,058
   Manitoba Telecom Services, Inc...........................   4,000    134,288
   Manulife Financial Corp.................................. 113,172  1,398,290
   Maple Leaf Foods, Inc....................................  15,875    176,433
  *Martinrea International, Inc.............................  14,801    106,404
  *MBAC Fertilizer Corp.....................................     300        961
  *MEG Energy Corp..........................................   8,300    303,163
  *MEGA Brands, Inc.........................................   4,100     39,943
   Melcor Developments, Ltd.................................     100      1,542
  *Mercator Minerals, Ltd...................................  15,420      7,642
   Methanex Corp............................................  18,500    554,583
   Metro, Inc...............................................  12,975    765,444
  #Migao Corp...............................................  14,924     34,368
  *Mood Media Corp..........................................   8,100     18,978
   Morneau Shepell, Inc.....................................   7,175     92,314
   Mullen Group, Ltd........................................  11,071    229,567
   National Bank of Canada..................................  18,272  1,411,998
  *Nevsun Resources, Ltd....................................  17,593     83,319
  *New Gold, Inc............................................  55,980    655,225
   Newalta Corp.............................................   8,340    117,324
   Nexen, Inc...............................................  62,717  1,497,673
  *Niko Resources, Ltd......................................   6,443     82,058
  *Norbord, Inc.............................................   3,790     78,779
   Nordion, Inc.............................................  13,200     85,907
  *North American Energy Partners, Inc......................   3,938     11,710
 #*North American Palladium, Ltd............................  28,773     44,078
   North West Co., Inc. (The)...............................   3,129     73,310
   Northland Power, Inc.....................................  14,085    273,027
  *Nuvista Energy, Ltd......................................  24,307    127,041
 #*OceanaGold Corp..........................................  62,461    218,887
   Onex Corp................................................  13,600    547,404
  *Open Text Corp...........................................   4,600    247,237
  *Orvana Minerals Corp.....................................  32,351     28,181
  *Osisko Mining Corp.......................................  29,000    284,846
  *Pace Oil & Gas, Ltd......................................     920      2,588
   Pacific Rubiales Energy Corp.............................  23,200    545,650
  *Paladin Labs, Inc........................................     983     41,948
   Pan American Silver Corp.................................  29,646    650,365
  *Paramount Resources, Ltd. Class A........................   3,700    125,217
  *Parex Resources, Inc.....................................   7,700     34,616
   Parkland Fuel Corp.......................................   3,228     55,074
   Pason Systems, Inc.......................................   2,400     39,097
  *Patheon, Inc.............................................  12,718     47,243

                                     1114

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
CANADA -- (Continued)
   Pembina Pipeline Corp....................................  20,289 $  567,382
   Pengrowth Energy Corp.................................... 105,949    635,429
   Penn West Petroleum, Ltd.................................  59,773    776,226
  *Perpetual Energy, Inc....................................  13,463     19,681
  *Petaquilla Minerals, Ltd.................................  21,700     13,905
   PetroBakken Energy, Ltd. Class A.........................  18,846    237,946
  *Petrobank Energy & Resources, Ltd........................  19,410    266,638
   Petrominerales, Ltd......................................   8,779     70,408
   Peyto Exploration & Development Corp.....................   4,163    101,704
   PHX Energy Services Corp.................................   2,917     24,826
   Poseidon Concepts Corp...................................   2,591     38,317
   Potash Corp. of Saskatchewan, Inc........................   6,500    261,302
  *Precision Drilling Corp..................................  47,071    336,979
   Premium Brands Holdings Corp.............................   3,200     58,249
  *Primero Mining Corp......................................   9,000     66,773
   Progress Energy Resources Corp...........................  35,457    714,288
   Progressive Waste Solutions, Ltd.........................  23,419    453,256
   Pulse Seismic, Inc.......................................   5,388     14,026
  *QLT, Inc.................................................  13,291     99,940
   Quebecor, Inc. Class B...................................   9,000    313,952
  *Queenston Mining, Inc....................................      41        167
  *Questerre Energy Corp. Class A...........................  32,700     24,228
  *Ram Power Corp...........................................  20,360      5,912
   Reitmans Canada, Ltd.....................................   2,400     29,269
   Reitmans Canada, Ltd. Class A............................   9,700    120,625
 #*Research In Motion, Ltd..................................  41,269    325,607
   Richelieu Hardware, Ltd..................................   2,868     99,730
  *Richmont Mines, Inc......................................   2,400      9,564
   Ritchie Brothers Auctioneers, Inc........................   4,100     90,929
  *RMP Energy, Inc..........................................  21,065     48,932
   Rocky Mountain Dealerships, Inc..........................   1,878     20,665
   Rogers Communications, Inc. Class B......................   4,600    201,916
   Rogers Sugar, Inc........................................  15,130     94,984
   RONA, Inc................................................  27,468    282,174
   Royal Bank of Canada.....................................  55,774  3,179,746
   Russel Metals, Inc.......................................  10,876    303,820
  *San Gold Corp............................................  24,300     23,844
  *Sandvine Corp............................................  27,400     32,647
   Saputo, Inc..............................................   4,200    184,316
   Savanna Energy Services Corp.............................  18,200    126,648
 #*Scorpio Mining Corp......................................  19,355     20,348
  *Sears Canada, Inc........................................     156      1,810
  *Secure Energy Services, Inc..............................  14,037    134,221
   SEMAFO, Inc..............................................  38,679    154,910
   Shaw Communictions, Inc. Class B.........................  10,510    228,984
   ShawCor, Ltd. Class A....................................  10,511    468,325
   Sherritt International Corp..............................  66,432    287,345
   Shoppers Drug Mart Corp..................................  11,800    491,849
  *Sierra Wireless, Inc.....................................   7,200     57,672
  *Silver Standard Resources, Inc. (2218458)................  12,753    193,705
  *Silver Standard Resources, Inc. (82823L106)..............   3,390     51,630
   Silver Wheaton Corp......................................   7,500    302,253
   SNC-Lavalin Group, Inc...................................   3,784    152,421
   Softchoice Corp..........................................   1,700     21,055
  *Sonde Resources Corp.....................................   8,700      8,188
  *Southern Pacific Resource Corp...........................  77,683    105,003
  *SouthGobi Resources, Ltd.................................  15,700     31,911
  *Sprott Resource Corp.....................................  16,255     63,311
   Sprott Resource Lending Corp.............................  23,054     32,778
   Sprott, Inc..............................................   1,097      4,855
   Stantec, Inc.............................................   8,271    284,878

                                     1115

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           Shares    Value++
                                                           ------- ------------
CANADA -- (Continued)
   Stella-Jones, Inc......................................     500 $     30,498
   Student Transportation, Inc............................   8,498       54,625
   Sun Life Financial, Inc................................  54,557    1,353,068
   Suncor Energy, Inc.....................................  99,388    3,335,655
  *SunOpta, Inc. (2817510)................................   4,800       28,788
  *SunOpta, Inc. (8676EP108)..............................   9,100       54,600
   Superior Plus Corp.....................................  19,700      192,513
  *Surge Energy, Inc......................................  17,894      120,936
   Talisman Energy, Inc...................................  73,400      831,928
  *Taseko Mines, Ltd......................................  52,390      143,204
   Teck Resources, Ltd. Class B...........................  43,200    1,371,154
   Telus Corp.............................................     300       19,476
   Telus Corp. Non-Voting.................................  12,332      793,076
  *Tembec, Inc............................................   8,992       20,347
  *Teranga Gold Corp. (B4L8QT1)...........................  13,832       29,211
  *Teranga Gold Corp. (B5TDK82)...........................   7,080       15,170
  *Tethys Petroleum, Ltd..................................   4,500        2,433
 #*Thompson Creek Metals Co., Inc.........................  29,340       76,967
   Thomson Reuters Corp...................................  24,281      683,636
   Tim Hortons, Inc.......................................   5,075      251,933
  *TMX Group, Ltd.........................................     175        8,950
   Toromont Industries, Ltd...............................   9,571      187,826
   Toronto Dominion Bank..................................  55,000    4,473,242
   Torstar Corp. Class B..................................  12,400       99,945
   Total Energy Services, Inc.............................   4,600       69,777
  *Tourmaline Oil Corp....................................   8,926      294,927
   TransAlta Corp.........................................  39,370      627,555
   TransCanada Corp.......................................  44,102    1,985,749
   Transcontinental, Inc. Class A.........................  14,411      148,619
   TransForce, Inc........................................  11,700      213,558
  *TransGlobe Energy Corp.................................   8,400       90,497
   Trican Well Service, Ltd...............................  30,462      363,562
   Trilogy Energy Corp....................................   2,800       76,648
   Trinidad Drilling, Ltd.................................  24,442      162,009
  *Turquoise Hill Resources, Ltd..........................  10,421       81,490
   Twin Butte Energy, Ltd.................................  29,800       88,617
   Uni-Select, Inc........................................   2,996       68,784
  *Uranium One, Inc.......................................  99,395      215,957
 #*Valeant Pharmaceuticals International, Inc.............  28,215    1,576,367
  *Valener, Inc...........................................   2,085       33,235
   Veresen, Inc...........................................   9,120      117,704
  *Veris Gold Corp........................................   2,050        6,199
   Vermilion Energy, Inc..................................   2,600      124,305
   Vero Energy, Inc.......................................   7,049       18,915
   Viterra, Inc...........................................  50,633      797,961
   Wajax Corp.............................................   1,947       87,140
  *Wesdome Gold Mines, Ltd................................   7,360        6,927
   West Fraser Timber Co., Ltd............................   6,477      392,284
  *Western Forest Products, Inc...........................   1,500        1,967
 #*Westport Innovations, Inc..............................   7,700      215,099
  *Whitecap Resources, Inc................................  21,810      173,603
   Wi-Lan, Inc............................................  21,733      115,764
   Winpak, Ltd............................................   6,400      100,606
   Yamana Gold, Inc.......................................  80,800    1,631,776
   Zargon Oil & Gas, Ltd..................................   5,025       43,118
                                                                   ------------
TOTAL CANADA..............................................          104,831,423
                                                                   ------------
CHILE -- (0.5%)
   AES Gener SA........................................... 175,156      104,402
   Aguas Andinas SA Series A.............................. 284,336      191,403
  #Banco de Chile SA Series F ADR.........................   2,196      194,170

                                     1116

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
CHILE -- (Continued)
   Banco de Credito e Inversiones SA......................     5,682 $  365,164
   Banco Santander Chile SA............................... 1,227,899     84,548
   Banco Santander Chile SA ADR...........................       842     22,883
   Banmedica SA...........................................    34,214     74,664
   Besalco SA.............................................    42,000     76,455
   CAP SA.................................................     4,639    159,779
   Cencosud SA............................................    72,724    398,074
   Cia Cervecerias Unidas SA ADR..........................     3,200    226,976
   Cia General de Electricidad SA.........................    23,772    122,528
  *Colbun SA..............................................   415,803    116,069
  *Compania Sud Americana de Vapores SA...................   120,818     11,551
   Corpbanca SA........................................... 6,662,923     87,214
   Corpbanca SA ADR.......................................     8,975    183,988
   Cristalerias de Chile SA...............................     2,000     15,879
   E.CL SA................................................    28,118     68,730
   Embotelladora Andina SA Series B ADR...................       315     11,932
   Empresa Nacional de Electricidad SA Sponsored ADR......     5,400    258,498
   Empresas CMPC SA.......................................   111,810    425,814
   Empresas Copec SA......................................    31,554    454,426
   Empresas Hites SA......................................    17,500     13,657
   Empresas Iansa SA......................................   761,908     59,382
  *Empresas La Polar SA...................................    36,416     17,415
   Enersis SA Sponsored ADR...............................    17,981    304,598
   ENTEL Chile SA.........................................    18,601    380,583
   Forus SA...............................................     7,930     43,181
   Grupo Security SA......................................   142,214     51,725
   Inversiones Aguas Metropolitanas SA....................   113,565    211,245
  *Latam Airlines Group SA................................     9,810    239,086
   Latam Airlines Group SA Sponsored ADR..................     2,900     71,891
   Madeco SA.............................................. 1,285,708     46,335
   Masisa SA..............................................   512,877     55,429
   Molibdenos y Metales SA................................     1,797     30,999
   Multiexport Foods SA...................................    68,000     16,253
   Parque Arauco SA.......................................    77,588    177,058
   Ripley Corp. SA........................................   121,975    115,092
   S.A.C.I. Falabella SA..................................     8,570     87,910
   Salfacorp SA...........................................    22,708     53,614
   Sigdo Koppers SA.......................................    67,237    161,402
  *Sociedad Matriz SAAM SA................................   134,938     15,775
   Socovesa SA............................................   110,770     58,245
   Sonda SA...............................................    70,003    214,177
   Vina Concha Y Toro SA..................................   106,813    215,941
   Vina Concha Y Toro SA Sponsored ADR....................       800     32,320
                                                                     ----------
TOTAL CHILE...............................................            6,328,460
                                                                     ----------
CHINA -- (4.3%)
  #361 Degrees International, Ltd.........................   173,000     49,613
   Agile Property Holdings, Ltd...........................   298,000    336,696
   Agricultural Bank of China, Ltd. Series H.............. 1,307,000    561,460
  *Air China, Ltd. Series H...............................   196,000    138,486
  #Ajisen China Holdings, Ltd.............................    69,000     47,306
 #*Aluminum Corp. of China, Ltd. ADR......................    15,900    171,243
   AMVIG Holdings, Ltd....................................   130,000     38,504
  *Angang Steel Co., Ltd. Series H........................   202,000    120,345
   Anhui Conch Cement Co., Ltd. Series H..................    61,500    211,238
   Anhui Expressway Co., Ltd. Series H....................   110,000     52,714
  #Anta Sports Products, Ltd..............................   176,000    149,815
  #Anton Oilfield Services Group..........................   338,000    101,745
   Anxin-China Holdings, Ltd..............................   424,000     93,797
  *Apollo Solar Energy Technology Holdings, Ltd...........   272,000      7,282
   Asia Cement China Holdings Corp........................   143,500     60,855

                                     1117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
CHINA -- (Continued)
   Asian Citrus Holdings, Ltd.............................   127,000 $   70,948
   AviChina Industry & Technology Co., Ltd. Series H......   456,000    187,223
   Bank of China, Ltd. Series H........................... 4,492,800  1,840,621
   Bank of Communications Co., Ltd. Series H..............   417,695    297,804
   Baoye Group Co., Ltd. Series H.........................    53,040     27,075
  *BaWang International Group Holding, Ltd................   284,000     25,889
  *BBMG Corp. Series H....................................   169,500    144,933
   Beijing Capital International Airport Co., Ltd. Series
     H....................................................   386,000    247,659
   Beijing Capital Land, Ltd. Series H....................   358,000    106,764
   Beijing Enterprises Holdings, Ltd......................   117,500    758,901
  #Beijing Enterprises Water Group, Ltd...................   541,000    123,076
   Beijing Jingkelong Co., Ltd. Series H..................    38,000     22,052
   Beijing North Star Co., Ltd. Series H..................   102,000     21,063
   Belle International Holdings, Ltd......................   189,000    349,516
   Bosideng International Holdings, Ltd...................   398,000    126,320
  *Brilliance China Automotive Holdings, Ltd..............   260,000    321,261
 #*BYD Co., Ltd. Series H.................................   102,000    200,190
   BYD Electronic International Co., Ltd..................   157,500     33,403
   C C Land Holdings, Ltd.................................   248,883     56,663
   C.P. Pokphand Co., Ltd.................................   568,000     67,308
   Central China Real Estate, Ltd.........................    77,696     18,797
   Changshouhua Food Co., Ltd.............................    34,000     17,489
 #*Chaoda Modern Agriculture Holdings, Ltd................   547,200     12,586
  #Chaowei Power Holdings, Ltd............................   103,000     55,721
  *Chigo Holding, Ltd.....................................   822,000     20,288
   China Aerospace International Holdings, Ltd............   590,000     46,974
   China Agri-Industries Holdings, Ltd....................   349,000    218,399
   China All Access Holdings, Ltd.........................   170,000     32,385
   China Aoyuan Property Group, Ltd.......................   301,000     41,459
   China Automation Group, Ltd............................    72,000     17,030
   China BlueChemical, Ltd. Series H......................   376,000    237,893
   China Citic Bank Corp., Ltd. Series H..................   883,000    448,652
   China Coal Energy Co., Ltd. Series H...................   471,000    466,047
   China Communications Construction Co., Ltd. Series H...   502,000    469,852
   China Communications Services Corp., Ltd. Series H.....   494,000    276,318
   China Construction Bank Corp. Series H................. 3,488,200  2,619,463
 #*China COSCO Holdings Co., Ltd. Series H................   489,000    241,360
  *China Datang Corp Renewable Power Co., Ltd. Class H....   214,000     23,347
   China Dongxiang Group Co., Ltd.........................   613,000     76,407
  *China Eastern Airlines Corp., Ltd. ADR.................     1,626     27,870
   China Everbright International, Ltd....................   194,000     99,508
   China Everbright, Ltd..................................   164,000    237,771
   China Foods, Ltd.......................................    68,000     68,718
   China Gas Holdings, Ltd................................   248,000    135,071
 #*China Green Holdings, Ltd..............................    84,000     18,457
   China Haidian Holdings, Ltd............................   450,000     48,608
  #China High Precision Automation Group, Ltd.............   127,000     20,320
 #*China High Speed Transmission Equipment Group Co., Ltd.   208,000     70,965
  *China Hongqiao Group, Ltd..............................   339,000    156,623
 #*China Huiyuan Juice Group, Ltd.........................   179,500     56,609
  *China ITS Holdings Co., Ltd............................   291,000     45,578
   China Liansu Group Holdings, Ltd.......................   112,000     65,649
   China Life Insurance Co., Ltd. ADR.....................     8,269    365,324
   China Lilang, Ltd......................................    15,000      8,517
   China Longyuan Power Group Corp. Series H..............   162,000    105,283
  #China Lumena New Materials Corp........................   540,000    109,415
   China Medical System Holdings, Ltd.....................    60,000     34,604
   China Mengniu Dairy Co., Ltd...........................    88,000    266,129
  *China Merchants Bank Co., Ltd. Series H................   255,701    475,099
   China Merchants Holdings International Co., Ltd........   238,752    787,585
  #China Metal Recycling Holdings, Ltd....................    89,400     89,043

                                     1118

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
CHINA -- (Continued)
  *China Mining Resources Group, Ltd...................... 1,150,000 $   16,768
   China Minsheng Banking Corp., Ltd. Series H............   560,500    508,347
  *China Mobile Games & Entertainment Group, Ltd..........       339      2,034
   China Mobile, Ltd......................................     8,000     88,682
   China Mobile, Ltd. Sponsored ADR.......................    45,500  2,520,245
 #*China Modern Dairy Holdings, Ltd.......................    95,000     24,584
  *China Molybdenum Co., Ltd. Series H....................   247,000    104,987
  *China National Building Material Co., Ltd. Series H....   412,000    521,450
   China National Materials Co., Ltd. Series H............   224,000     69,466
 #*China Oil & Gas Group, Ltd.............................   640,000     76,524
   China Oilfield Services, Ltd. Series H.................   126,000    237,095
   China Overseas Grand Oceans Group, Ltd.................    56,250     58,537
   China Overseas Land & Investment, Ltd..................   284,827    745,300
   China Pacific Insurance Group Co., Ltd. Series H.......   111,200    347,423
  #China Petroleum & Chemical Corp. ADR...................    10,133  1,066,093
  *China Pharmaceutical Group, Ltd........................   124,000     36,082
   China Power International Development, Ltd.............   271,000     73,270
 #*China Power New Energy Development Co., Ltd............   280,000     11,315
 #*China Precious Metal Resources Holdings Co., Ltd.......   314,000     60,720
  *China Properties Group, Ltd............................    72,000     22,291
  *China Qinfa Group, Ltd.................................   116,000     17,420
  #China Railway Construction Corp., Ltd. Series H........   254,000    251,913
   China Railway Group, Ltd. Series H.....................    75,000     38,121
   China Rare Earth Holdings, Ltd.........................   260,000     59,099
  *China Resources Cement Holdings, Ltd...................   230,000    155,185
   China Resources Enterprise, Ltd........................   142,000    462,810
  #China Resources Gas Group, Ltd.........................    46,000    102,212
  #China Resources Land, Ltd..............................   232,000    526,867
   China Resources Power Holdings Co., Ltd................   122,000    262,123
  #China Rongsheng Heavy Industries Group Holdings, Ltd...   456,000     97,005
   China Sanjiang Fine Chemicals Co., Ltd.................   109,000     35,052
   China SCE Property Holdings, Ltd.......................    78,000     18,010
   China Shanshui Cement Group, Ltd.......................   292,000    215,653
   China Shenhua Energy Co., Ltd. Series H................    82,116    347,942
   China Shineway Pharmaceutical Group, Ltd...............    58,000     91,843
 #*China Shipping Container Lines Co., Ltd. Series H......   783,000    207,710
  #China Shipping Development Co., Ltd. Series H..........   453,752    237,624
  #China Singyes Solar Technologies Holdings, Ltd.........    60,000     35,379
  #China South City Holdings, Ltd.........................   340,000     53,798
   China Southern Airlines Co., Ltd. ADR..................     3,231     75,056
   China Southern Airlines Co., Ltd. Series H.............   272,000    128,610
   China Starch Holdings, Ltd.............................    85,000      2,525
   China State Construction International Holdings, Ltd...   137,600    162,925
   China Suntien Green Energy Corp., Ltd. Series H........   148,000     30,074
  *China Taiping Insurance Holdings Co., Ltd..............   134,600    229,186
   China Telecom Corp., Ltd. ADR..........................     3,000    176,850
   China Tontine Wines Group, Ltd.........................    90,000      9,261
   China Travel International Investment Hong Kong, Ltd...   714,108    137,720
  #China Unicom Hong Kong, Ltd. ADR.......................    76,106  1,224,546
  #China Vanadium Titano - Magnetite Mining Co., Ltd......   296,000     56,565
   China Water Affairs Group, Ltd.........................   310,000     81,461
   China Wireless Technologies, Ltd.......................   248,000     71,932
   China XLX Fertiliser, Ltd..............................    83,000     20,060
 #*China Yurun Food Group, Ltd............................   277,000    202,078
 #*China ZhengTong Auto Services Holdings, Ltd............   158,000    106,461
 #*China Zhongwang Holdings, Ltd..........................   339,600    135,281
  *Chinasoft International, Ltd...........................   170,000     41,524
  *Chongqing Iron & Steel Co., Ltd. Series H..............   196,000     30,708
   Chongqing Machinery & Electric Co., Ltd. Series H......   327,925     49,648
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
     Ltd..................................................    27,000     10,958
   CIMC Enric Holdings, Ltd...............................    70,000     50,757

                                     1119

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CONTINUED


                                                              Shares   Value++
                                                             --------- --------
CHINA -- (Continued)
  *Citic 21CN Co., Ltd......................................    30,000 $  1,851
  #Citic Pacific, Ltd.......................................   294,000  373,372
  *Citic Resources Holdings, Ltd............................   922,000  140,765
   CNOOC, Ltd. ADR..........................................     4,300  883,865
 #*Comba Telecom Systems Holdings, Ltd......................   236,267   91,923
  *Comtec Solar Systems Group, Ltd..........................     6,000      700
   COSCO Pacific, Ltd.......................................   362,914  529,908
  *Country Garden Holdings Co., Ltd.........................   941,050  375,634
   CPMC Holdings, Ltd.......................................     9,000    6,339
   CSR Corp., Ltd. Series H.................................    41,000   31,708
   DaChan Food Asia, Ltd....................................   128,000   18,146
  #Dah Chong Hong Holdings, Ltd.............................   135,000  126,961
   Dalian Port (PDA) Co., Ltd. Series H.....................   156,000   34,331
  #Daphne International Holdings, Ltd.......................   204,000  245,126
   Datang International Power Generation Co., Ltd. Series H.   186,000   65,955
   Dawnrays Pharmaceutical Holdings, Ltd....................    56,000   11,839
  #DBA Telecommunication Asia Holdings, Ltd.................    72,000   39,255
   Digital China Holdings, Ltd..............................    88,000  147,288
   Dongfang Electric Corp., Ltd. Series H...................    30,400   50,587
   Dongfeng Motor Group Co., Ltd. Series H..................   270,000  333,936
  #Dongyue Group Co., Ltd...................................   325,000  184,883
 #*Dynasty Fine Wines Group, Ltd............................   114,000   18,775
   ENN Energy Holdings, Ltd.................................    66,000  274,083
  #Evergrande Real Estate Group, Ltd........................   787,000  341,330
   Fantasia Holdings Group Co., Ltd.........................   396,000   39,121
  *First Tractor Co., Ltd. Series H.........................    64,000   53,152
   Fosun International, Ltd.................................   342,500  167,804
   Franshion Properties China, Ltd..........................   664,000  202,169
   Fufeng Group, Ltd........................................   168,000   63,750
  #GCL-Poly Energy Holdings, Ltd............................ 1,537,000  271,702
  #Geely Automobile Holdings, Ltd...........................   710,000  304,520
   Global Bio-Chem Technology Group Co., Ltd................   500,000   57,824
  *Glorious Property Holdings, Ltd..........................   533,000   82,856
  #Golden Eagle Retail Group, Ltd...........................    41,000   89,516
   Golden Meditech Holdings, Ltd............................   312,000   36,941
  *GOME Electrical Appliances Holding, Ltd.................. 1,919,060  199,334
  *Goodtop Tin International Holdings, Ltd..................   280,000   14,403
   Great Wall Motor Co., Ltd. Series H......................   135,000  369,212
   Great Wall Technology Co., Ltd. Series H.................    86,000   15,344
   Greentown China Holdings, Ltd............................   117,000  143,739
   Guangdong Investment, Ltd................................   316,000  258,357
  #Guangshen Railway Co., Ltd. Sponsored ADR................     6,099  104,659
   Guangzhou Automobile Group Co., Ltd. Series H............   506,259  346,662
  #Guangzhou Pharmaceutical Co., Ltd. Series H..............    50,000   96,856
  #Guangzhou R&F Properties Co., Ltd. Series H..............   207,200  253,245
  *Guangzhou Shipyard International Co., Ltd. Series H......    57,200   42,721
  *Haier Electronics Group Co., Ltd.........................   127,000  161,726
   Hainan Meilan International Airport Co., Ltd. Series H...    27,000   16,834
   Haitian International Holdings, Ltd......................    50,000   61,612
  *Hanfeng Evergreen, Inc...................................     6,300   10,440
   Harbin Electric Co., Ltd. Series H.......................   216,236  177,976
  *Heng Tai Consumables Group, Ltd..........................   644,962   13,610
   Hengan International Group Co., Ltd......................    25,000  227,642
  #Hengdeli Holdings, Ltd...................................   306,000   95,303
  *Hi Sun Technology, Ltd...................................   279,000   28,720
   Hidili Industry International Development, Ltd...........   268,000   67,688
   HKC Holdings, Ltd........................................   305,477   12,189
   Honghua Group, Ltd.......................................   185,000   43,013
  #Hopewell Highway Infrastructure, Ltd.....................   180,300   95,899
 #*Hopson Development Holdings, Ltd.........................   134,000  129,346
   Hua Han Bio-Pharmaceutical Holdings, Ltd.................   437,440  100,783

                                     1120

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CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
CHINA -- (Continued)
  #Huabao International Holdings, Ltd.....................   195,000 $   96,803
  *Huadian Power International Corp. Series H.............   164,000     41,512
   Huaneng Power International, Inc. ADR..................     3,000     95,520
  *Hunan Nonferrous Metal Corp., Ltd. Series H............   300,000     88,726
  *Huscoke Resources Holdings, Ltd........................   568,000      5,770
   Hutchison Harbour Ring, Ltd............................   440,000     37,356
   Industrial & Commercial Bank of China, Ltd. Series H... 2,270,460  1,495,096
   Inspur International, Ltd..............................   465,000     14,945
  *Interchina Holdings Co., Ltd...........................   974,000     61,999
   International Taifeng Holdings, Ltd....................    10,000      3,032
   Intime Department Store Group Co., Ltd.................    95,000    111,573
   Jiangsu Express Co., Ltd. Series H.....................   108,000     92,843
   Jiangxi Copper Co., Ltd. Series H......................   103,000    264,642
 #*Jinchuan Group International Resources Co., Ltd........    47,000      9,061
   Jingwei Textile Machinery Co., Ltd. Series H...........    28,000     14,932
   Ju Teng International Holdings, Ltd....................   136,000     54,194
  *Kai Yuan Holdings, Ltd.................................   940,000     25,437
  *Kaisa Group Holdings, Ltd..............................   384,000     71,586
  *Kasen International Holdings, Ltd......................    30,000      5,796
   Kingboard Chemical Holdings, Ltd.......................   123,000    364,944
   Kingboard Laminates Holdings, Ltd......................   217,000     92,146
 #*Kingdee International Software Group Co., Ltd..........   315,600     65,199
   Kingsoft Corp., Ltd....................................   210,000    121,172
   Kingway Brewery Holdings, Ltd..........................   208,000     73,709
   Kunlun Energy Co., Ltd.................................   106,000    196,215
   KWG Property Holding, Ltd..............................   266,900    157,701
   Lai Fung Holdings, Ltd................................. 1,378,000     28,773
   Le Saunda Holdings, Ltd................................   126,000     37,000
   Lee & Man Paper Manufacturing, Ltd.....................   328,600    171,634
  #Lenovo Group, Ltd......................................   424,000    340,032
 #*Li Ning Co., Ltd.......................................   137,000     72,419
   Lianhua Supermarket Holdings Co., Ltd. Series H........    50,400     40,677
  #Lijun International Pharmaceutical Holding, Ltd........   294,000     79,541
   Lingbao Gold Co., Ltd. Series H........................   100,000     44,041
   Longfor Properties Co., Ltd............................   129,500    228,461
  #Lonking Holdings, Ltd..................................   416,000     96,931
  *Loudong General Nice Resources China Holdings, Ltd.....   507,600     21,910
  *Maanshan Iron & Steel Co., Ltd. Series H...............   364,000     93,738
   Maoye International Holdings, Ltd......................   311,000     62,242
  *Metallurgical Corp of China, Ltd. Series H.............   411,000     75,555
   Microport Scientific Corp..............................    56,000     28,800
  *MIE Holdings Corp......................................   100,000     27,314
   Min Xin Holdings, Ltd..................................    24,000     13,162
  #Mingfa Group International Co., Ltd....................   141,000     39,891
   Minmetals Land, Ltd....................................   268,000     35,786
   Minth Group, Ltd.......................................   108,000    109,097
 #*MMG, Ltd...............................................   252,000     99,540
  *Nan Hai Corp, Ltd...................................... 5,150,000     20,560
   New World China Land, Ltd..............................   465,800    215,653
  #New World Department Store China, Ltd..................    78,000     46,658
  #Nine Dragons Paper Holdings, Ltd.......................   284,000    197,564
  *North Mining Shares Co., Ltd...........................   850,000     47,665
  #NVC Lighting Holdings, Ltd.............................   239,000     62,993
   Parkson Retail Group, Ltd..............................   112,500     94,859
   PCD Stores Group, Ltd..................................   622,000     58,318
   Peak Sport Products Co., Ltd...........................   152,000     28,903
   PetroChina Co., Ltd. ADR...............................     9,000  1,221,840
   PICC Property & Casualty Co., Ltd. Series H............   174,000    230,350
   Ping An Insurance Group Co. of China, Ltd. Series H....    26,500    208,543
 #*Poly Property Group Co., Ltd...........................   482,000    288,863
   Ports Design, Ltd......................................    38,500     27,347

                                     1121

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CONTINUED


                                                              Shares   Value++
                                                             --------- --------
CHINA -- (Continued)
  *Pou Sheng International Holdings, Ltd....................   208,000 $ 13,258
   Powerlong Real Estate Holdings, Ltd......................   259,000   43,553
  *Prosperity International Holdings HK, Ltd................   320,000   16,310
   Qunxing Paper Holdings Co., Ltd..........................   147,174   38,357
  #Real Gold Mining, Ltd....................................    19,000   21,599
  #Real Nutriceutical Group, Ltd............................   205,000   72,918
   Regent Manner International Holdings, Ltd................   223,000   46,442
  *Renhe Commercial Holdings Co., Ltd....................... 2,632,000  111,189
   REXLot Holdings, Ltd..................................... 1,375,000  100,882
  *Richly Field China Development, Ltd......................   200,000    2,271
   Road King Infrastructure, Ltd............................    71,000   49,362
   Samson Holding, Ltd......................................   191,000   27,289
   Sany Heavy Equipment International Holdings Co., Ltd.....    76,000   39,742
   Sateri Holdings, Ltd.....................................    47,500   10,495
  *Semiconductor Manufacturing International Corp........... 6,293,000  245,949
   Shandong Chenming Paper Holdings, Ltd. Series H..........    60,500   22,380
   Shandong Molong Petroleum Machinery Co., Ltd. Series H...    85,600   29,739
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H.    72,000   97,100
   Shanghai Electric Group Co., Ltd. Series H...............   372,000  150,372
   Shanghai Industrial Holdings, Ltd........................   123,000  393,574
  *Shanghai Industrial Urban Development Group, Ltd.........   512,000   85,385
   Shanghai Jin Jiang International Hotels Group Co., Ltd.
     Series H...............................................   298,000   46,025
   Shanghai Prime Machinery Co., Ltd. Series H..............    82,000   11,601
  *Shanghai Zendai Property, Ltd............................ 1,505,000   24,609
   Shengli Oil & Gas Pipe Holdings, Ltd.....................   165,000   15,053
   Shenguan Holdings Group, Ltd.............................   100,000   54,984
   Shenzhen Expressway Co., Ltd. Series H...................   100,000   37,837
   Shenzhen International Holdings, Ltd..................... 2,187,500  182,987
   Shenzhen Investment, Ltd.................................   464,000  123,306
   Shenzhou International Group, Ltd........................    78,000  151,643
  #Shimao Property Holdings, Ltd............................   332,500  630,659
 #*Shougang Concord International Enterprises Co., Ltd......   924,000   49,236
  #Shougang Fushan Resources Group, Ltd.....................   564,000  196,238
   Shui On Land, Ltd........................................   579,118  244,014
   Sichuan Expressway Co., Ltd. Series H....................   204,000   66,173
  #Sihuan Pharmaceutical Holdings Group, Ltd................   358,000  139,547
  #Silver Base Group Holdings, Ltd..........................    54,325   23,040
   Silver Grant International Industries, Ltd...............   232,000   40,878
   Sino Biopharmaceutical, Ltd..............................   583,999  233,150
  *Sino Oil & Gas Holdings, Ltd............................. 1,750,000   33,791
   Sinofert Holdings, Ltd...................................   448,000   94,332
   SinoMedia Holding, Ltd...................................   111,276   54,224
  #Sino-Ocean Land Holdings, Ltd............................   631,332  394,560
  #Sinopec Kantons Holdings, Ltd............................    96,000   71,334
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR...     3,300   94,215
   Sinopec Yizheng Chemical Fibre Co., Ltd. Series H........   344,000   72,055
   Sinopharm Group Co., Ltd. Series H.......................    67,600  226,967
   Sinotrans Shipping, Ltd..................................   217,000   53,327
   Sinotrans, Ltd. Series H.................................   252,000   38,567
   Sinotruk Hong Kong, Ltd..................................   145,500   83,458
  #Skyworth Digital Holdings, Ltd...........................   455,728  244,949
  #Soho China, Ltd..........................................   457,500  309,564
 #*Sparkle Roll Group, Ltd..................................   312,000   18,258
  *SPG Land Holdings, Ltd...................................    14,350    3,564
  *SRE Group, Ltd...........................................   514,285   20,137
   Sunac China Holdings, Ltd................................   181,000   95,608
   TCC International Holdings, Ltd..........................   482,000  130,726
   TCL Communication Technology Holdings, Ltd...............   135,000   41,267
   TCL Multimedia Technology Holdings, Ltd..................   208,000  115,160
   Tencent Holdings, Ltd....................................    17,500  616,901
  *Texhong Textile Group, Ltd...............................    92,000   43,301

                                     1122

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
CHINA -- (Continued)
   Tian An China Investments Co., Ltd......................  53,000 $    30,748
   Tiangong International Co., Ltd......................... 270,000      64,864
   Tianjin Capital Environmental Protection Group Co.,
     Ltd. Series H.........................................  96,000      22,336
  *Tianjin Development Holdings, Ltd....................... 110,000      52,204
   Tianjin Port Development Holdings, Ltd.................. 278,000      34,324
   Tianneng Power International, Ltd.......................  92,000      62,011
   Tingyi (Cayman Islands) Holding Corp....................  50,000     148,452
  #Tomson Group, Ltd.......................................  98,360      23,309
   Tong Ren Tang Technologies Co., Ltd. Series H...........  17,000      30,508
  #Towngas China Co., Ltd..................................  97,000      76,214
   TPV Technology, Ltd..................................... 162,000      35,973
   Travelsky Technology, Ltd. Series H..................... 174,471      89,876
   Truly International Holdings, Ltd....................... 308,000      46,714
   Tsingtao Brewery Co., Ltd. Series H.....................  24,000     129,467
   Uni-President China Holdings, Ltd....................... 131,000     164,536
 #*United Energy Group, Ltd................................ 472,000      74,748
  #Vinda International Holdings, Ltd....................... 100,000     138,875
   VODone, Ltd............................................. 679,800      66,261
   Want Want China Holdings, Ltd...........................  15,000      20,421
   Wasion Group Holdings, Ltd..............................  84,000      30,651
   Weichai Power Co., Ltd. Series H........................  30,720     108,301
   Weiqiao Textile Co., Ltd. Series H...................... 116,000      45,227
   Welling Holding, Ltd.................................... 110,400      13,469
   West China Cement, Ltd.................................. 620,000     111,316
   Winteam Pharmaceutical Group, Ltd....................... 194,000      37,503
   Wumart Stores, Inc. Series H............................   9,000      15,966
   Xiamen International Port Co., Ltd. Series H............ 330,000      38,246
   Xingda International Holdings, Ltd...................... 176,000      61,251
   Xinjiang Goldwind Science & Technology Co., Ltd.
     Series H..............................................  47,800      18,087
   Xinjiang Xinxin Mining Industry Co., Ltd. Series H...... 144,000      30,151
  #XTEP International Holdings, Ltd........................  95,500      41,335
  *Yanchang Petroleum International, Ltd................... 390,000      25,601
  #Yangzijiang Shipbuilding Holdings, Ltd..................  84,000      61,947
  *Yanlord Land Group, Ltd.................................  71,000      72,875
   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.............  18,500     274,355
  #Yingde Gases Group Co., Ltd.............................  94,500      89,831
  #Yip's Chemical Holdings, Ltd............................  96,000      64,973
  *Yuanda China Holdings, Ltd.............................. 130,000      15,208
   Yuexiu Property Co., Ltd................................ 925,200     252,969
   Yuexiu Transport Infrastructure, Ltd....................  42,639      19,125
   Yuzhou Properties Co....................................   6,000       1,390
   Zhaojin Mining Industry Co., Ltd. Series H..............  50,000      84,063
   Zhejiang Expressway Co., Ltd. Series H.................. 136,000      99,093
  *Zhong An Real Estate, Ltd...............................  84,000       8,665
   Zhongsheng Group Holdings, Ltd..........................  77,500      99,527
   Zhuzhou CSR Times Electric Co., Ltd. Series H...........  35,000     102,338
   Zijin Mining Group Co., Ltd. Series H................... 267,000     107,291
   Zoomlion Heavy Industry Science & Technology Co., Ltd.
     Series H..............................................  48,400      64,745
  #ZTE Corp. Series H......................................  72,704     101,941
                                                                    -----------
TOTAL CHINA................................................          55,742,635
                                                                    -----------
COLOMBIA -- (0.1%)
  *Banco de Bogota SA......................................     236       7,022
   Bancolombia SA..........................................   6,545     101,904
   Bancolombia SA Sponsored ADR............................   3,397     217,476
   Ecopetrol SA Sponsored ADR..............................  10,314     610,692
  *Empresa de Energia de Bogota SA.........................  21,987      15,664
  *Isagen SA ESP...........................................  17,904      25,022
                                                                    -----------
TOTAL COLOMBIA.............................................             977,780
                                                                    -----------

                                     1123

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
CZECH REPUBLIC -- (0.1%)
   CEZ A.S...................................................  8,805 $  325,383
   Komercni Banka A.S........................................  2,475    506,461
   Pegas Nonwovens SA........................................  2,000     45,806
   Philip Morris CR A.S......................................    100     53,700
   Telefonica Czech Republic A.S............................. 15,500    308,750
  *Unipetrol A.S............................................. 11,278     97,890
                                                                     ----------
TOTAL CZECH REPUBLIC.........................................         1,337,990
                                                                     ----------
DENMARK -- (0.7%)
   A.P. Moeller-Maersk A.S. Series A.........................     41    271,659
   A.P. Moeller-Maersk A.S. Series B.........................    103    718,904
   Alk-Abello A.S............................................  1,380     91,830
  *Alm. Brand A.S............................................ 26,595     66,255
  *Amagerbanken A.S.......................................... 90,366         --
   Ambu A.S. Series B........................................    848     22,594
  *Auriga Industries A.S. Series B...........................  2,799     41,585
  *Bang & Olufsen Holdings A.S...............................  7,131     88,018
  *Bavarian Nordic A.S.......................................  4,800     43,766
   Carlsberg A.S. Series B...................................  8,223    709,794
   Chr. Hansen Holding A.S...................................  7,436    232,692
   Coloplast A.S. Series B...................................    382     83,790
   D/S Norden A.S............................................  6,181    163,018
  *Danske Bank A.S........................................... 46,346    725,022
   DFDS A.S..................................................    692     33,550
   DSV A.S................................................... 18,209    409,595
   East Asiatic Co., Ltd. A.S................................  3,064     59,170
  *FLSmidth & Co. A.S........................................  8,083    477,018
  *Genmab A.S................................................  4,670     65,025
   GN Store Nord A.S......................................... 46,624    730,714
   H. Lundbeck A.S........................................... 10,128    176,195
   IC Companys A.S...........................................  1,027     17,991
   Jeudan A.S................................................    397     30,764
  *Jyske Bank A.S............................................ 14,003    426,260
  *NeuroSearch A.S...........................................  5,722      4,513
   NKT Holding A.S...........................................  6,877    230,510
   Nordjyske Bank A.S........................................  2,430     34,681
   Norresundby Bank A.S......................................    518     15,301
   Novo-Nordisk A.S. Sponsored ADR...........................  3,826    613,270
   Novozymes A.S. Series B...................................  5,005    138,283
 #*Pandora A.S............................................... 12,752    202,479
  *Parken Sport & Entertainment A.S..........................  1,975     23,138
   Per Aarsleff A.S. Series B................................    329     22,864
   Ringkjoebing Landbobank A.S...............................    802    111,015
   Rockwool International A.S. Series B......................  1,787    168,209
   Royal Unibrew A.S.........................................  1,882    149,809
   Schouw & Co. A.S..........................................  3,529     80,653
   SimCorp A.S...............................................    230     50,190
   Solar Holdings A.S. Series B..............................  1,437     89,051
  *Spar Nord Bank A.S........................................  9,584     42,235
  *Sydbank A.S............................................... 17,405    318,826
   TDC A.S................................................... 52,628    362,855
   Tivoli A.S................................................      8      4,110
  *TK Development A.S........................................ 12,748     31,027
  *Topdanmark A.S............................................  1,684    341,516
   Tryg A.S..................................................  4,113    268,552
  *United International Enterprises A.S......................    252     42,988
 #*Vestas Wind Systems A.S................................... 27,528    159,154
  *Vestjysk Bank A.S.........................................    568      1,413
  *William Demant Holding A.S................................  1,009     86,778
                                                                     ----------
TOTAL DENMARK................................................         9,278,629
                                                                     ----------

                                     1124

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
EGYPT -- (0.0%)
   Commercial International Bank Egypt S.A.E. Sponsored GDR.   4,399 $   26,856
  *Orascom Construction Industries GDR......................   2,034     83,271
  *Orascom Telecom Holding S.A.E. GDR.......................  18,270     54,941
                                                                     ----------
TOTAL EGYPT.................................................            165,068
                                                                     ----------
FINLAND -- (1.0%)
   Ahlstrom Oyj.............................................   7,221    120,141
   Aktia Oyj Series A.......................................     563      4,180
  #Alma Media Oyj...........................................   3,037     18,748
   Amer Sports Oyj..........................................  23,290    330,023
   Aspo Oyj.................................................   2,850     21,735
   Atria P.L.C..............................................   2,101     14,108
  *Biotie Therapies Corp. Oyj...............................  19,018      9,578
  #Cargotec Oyj Series B....................................   5,752    126,863
   Citycon Oyj..............................................  32,268    105,692
   Cramo Oyj................................................   7,537     76,662
  *Elektrobit Corp. Oyj.....................................   5,993      5,472
   Elisa Oyj................................................  15,555    333,792
  *Finnair Oyj..............................................  18,798     53,589
  *Finnlines Oyj............................................   2,556     26,125
   Fiskars Oyj Abp..........................................   4,822     99,504
  #Fortum Oyj...............................................  42,400    784,737
   F-Secure Oyj.............................................  10,295     21,658
   HKScan Oyj Series A......................................   5,207     22,781
   Huhtamaki Oyj............................................  15,800    267,142
   KCI Konecranes Oyj.......................................   7,612    242,048
  #Kemira Oyj...............................................  23,933    318,397
  *Kesko Oyj Series A.......................................   2,547     81,529
   Kesko Oyj Series B.......................................  13,758    430,217
   Kone Oyj Series B........................................   4,035    289,345
   Lassila & Tikanoja Oyj...................................   6,866    105,294
   Lemminkainen Oyj.........................................     823     16,832
  *Mesta Board Oyj..........................................  50,113    150,429
   Metso Oyj................................................  14,091    495,556
   Metso Oyj Sponsored ADR..................................     200      6,890
   Neste Oil Oyj............................................  29,983    375,470
  #Nokia Oyj................................................ 374,589  1,007,074
  #Nokia Oyj Sponsored ADR..................................  25,880     69,100
   Nokian Renkaat Oyj.......................................   7,620    317,347
   Okmetic Oyj..............................................   4,178     25,084
   Olvi Oyj Series A........................................   1,617     42,021
   Oriola-KD Oyj Series B...................................  28,965     78,471
   Orion Oyj Series A.......................................   3,229     80,027
   Orion Oyj Series B.......................................   7,580    187,555
 #*Outokumpu Oyj............................................ 207,639    176,449
   Outotec Oyj..............................................   3,088    150,885
   PKC Group Oyj............................................   3,374     61,275
   Pohjola Bank P.L.C. Series A.............................  31,366    427,876
   Ponsse Oyj...............................................   1,987     15,822
  #Poyry Oyj................................................   5,709     23,703
   Raisio P.L.C. Series V...................................  25,330    100,102
   Ramirent Oyj.............................................   9,930     74,314
  #Rautaruukki Oyj Series K.................................  18,880    119,726
  *Ruukki Group Oyj.........................................  27,736     17,363
   Sampo Oyj Series A.......................................  43,046  1,349,639
  #Sanoma Oyj...............................................  15,848    154,105
   SRV Group P.L.C..........................................   2,131      9,340
   Stockmann Oyj Abp Series A...............................     937     18,292
   Stockmann Oyj Abp Series B...............................   5,325    100,168
   Stora Enso Oyj Series R.................................. 129,446    818,821
   Stora Enso Oyj Sponsored ADR.............................   1,800     11,034

                                     1125

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
FINLAND -- (Continued)
   Technopolis Oyj.........................................   7,501 $    34,123
   Tieto Oyj...............................................  11,672     224,025
   Tikkurila Oyj...........................................   4,288      81,255
   UPM-Kymmene Oyj......................................... 111,766   1,199,997
   UPM-Kymmene Oyj Sponsored ADR...........................   1,300      13,715
   Uponor Oyj Series A.....................................   9,096     102,626
   Vacon Oyj...............................................     661      33,917
   Vaisala Oyj Series A....................................     958      19,880
   Wartsila OYJ Abp........................................  11,365     460,252
   Yit Oyj.................................................  19,094     376,515
                                                                    -----------
TOTAL FINLAND..............................................          12,936,435
                                                                    -----------
FRANCE -- (5.2%)
   Accor SA................................................  23,212     725,316
   Aeroports de Paris SA...................................   1,723     133,344
  *Air France-KLM..........................................  30,538     255,294
   Air Liquide SA..........................................   2,860     337,627
 #*Alcatel-Lucent SA....................................... 423,360     432,876
 #*Alcatel-Lucent SA Sponsored ADR.........................  40,700      42,328
   Alstom SA...............................................   6,713     229,469
   Altamir Amboise SA......................................   3,602      32,322
   Alten SA................................................   5,430     170,880
  *Altran Technologies SA..................................  28,691     193,268
   April SA................................................   3,147      55,664
  *Archos SA...............................................   2,165       8,761
   Arkema SA...............................................   9,424     859,932
  *Artprice.com SA.........................................     549      22,695
   Assystem................................................   3,266      60,608
   AtoS SA.................................................   6,662     447,298
   Audika Groupe SA........................................   1,267      15,041
   AXA SA..................................................  55,929     891,432
   AXA SA Sponsored ADR....................................  62,400     994,032
   Axway Software SA.......................................   1,277      19,984
   Beneteau SA.............................................   6,084      60,801
  *Bigben Interactive SA...................................   1,060      12,273
  *BioAlliance Pharma SA...................................   4,611      24,467
   bioMerieux SA...........................................     420      40,700
   BNP Paribas SA..........................................  65,535   3,326,338
   Boiron SA...............................................   1,642      52,566
   Bollore SA..............................................   1,087     322,344
   Bonduelle SCA...........................................     684      62,929
   Bongrain SA.............................................     920      54,961
   Bourbon SA..............................................   9,377     253,168
  *Boursorama SA...........................................   4,893      29,371
   Bouygues SA.............................................  22,862     549,476
  *Bull SA.................................................  19,152      55,932
   Bureau Veritas SA.......................................   1,575     167,275
   Cap Gemini SA...........................................  27,891   1,173,325
   Carrefour SA............................................  25,556     617,191
   Casino Guichard Perrachon SA............................   7,346     641,237
  *Cegedim SA..............................................     802      14,328
   Cegid Group.............................................   1,095      21,130
   CFAO SA.................................................   1,525      73,617
   Christian Dior SA.......................................   1,703     244,666
   Cie de Saint-Gobain SA..................................  48,166   1,696,652
  *Cie Generale de Geophysique - Veritas SA................   7,670     249,695
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR..  23,995     779,358
   Cie Generale des Etablissements Michelin SA Series B....  20,715   1,785,725
   Cie Generale D'Optique Essilor Intenational SA..........   4,011     361,684
   Ciments Francais SA.....................................   1,433      87,147
  *Club Mediterranee SA....................................   4,453      70,785

                                     1126

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CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
FRANCE -- (Continued)
   CNP Assurances SA........................................  21,677 $  306,315
  *Credit Agricole SA....................................... 111,880    844,491
   Danone SA................................................   6,485    398,873
   Danone SA Sponsored ADR..................................     600      7,380
   Dassault Systemes SA.....................................   1,913    201,828
   Dassault Systemes SA ADR.................................     614     65,078
   Derichebourg SA..........................................  19,759     55,886
   Devoteam SA..............................................   2,730     31,502
   Edenred SA...............................................  12,429    359,682
   Eiffage SA...............................................   8,907    306,502
   Electricite de France SA.................................  17,760    375,821
   Eramet SA................................................   1,172    149,040
   Esso SA Francaise........................................     381     27,268
   Establissements Maurel et Prom SA........................  11,601    161,695
   Euler Hermes SA..........................................   3,656    252,286
  *Euro Disney SCA..........................................   2,831     18,984
   Eurofins Scientific SA...................................     486     75,231
   European Aeronautic Defence & Space Co. SA...............  35,522  1,264,220
   Eutelsat Communications SA...............................   3,757    120,302
   Exel Industries SA Series A..............................     121      5,931
   Faiveley Transport SA....................................     772     43,060
   Faurecia SA..............................................   7,348    110,635
   Fimalac SA...............................................     846     37,736
   France Telecom SA........................................  96,881  1,082,883
   France Telecom SA Sponsored ADR..........................  26,020    291,944
  *GameLoft SA..............................................   6,023     41,294
   GDF Suez SA..............................................  87,843  2,016,193
   Gemalto NV...............................................  10,578    955,404
   GFI Informatique SA......................................   8,022     29,223
   GL Events SA.............................................   2,371     52,258
   Groupe Crit SA...........................................   1,156     18,525
   Groupe Eurotunnel SA.....................................  98,727    751,848
   Groupe Flo SA............................................   1,396      5,359
  *Groupe Partouche SA......................................   2,699      3,117
   Groupe Steria SCA........................................   6,475    104,660
   Guerbet SA...............................................     130     14,191
  *Haulotte Group SA........................................   4,396     27,205
   Havas SA.................................................  41,871    211,906
   Hermes International SA..................................     896    244,599
  *Hi-Media SA..............................................  10,368     26,811
   Iliad SA.................................................     443     68,263
   Imerys SA................................................   6,598    371,185
   Ingenico SA..............................................   5,276    279,355
   Interparfums SA..........................................   1,486     39,285
   Ipsen SA.................................................   3,362     86,850
   Ipsos SA.................................................   5,810    204,251
   Jacquet Metal Service SA.................................   2,146     20,924
   JCDecaux SA..............................................   8,326    176,253
   Korian SA................................................   2,199     33,905
   L.D.C. SA................................................     204     20,111
   Lafarge SA...............................................  26,425  1,549,275
   Lafarge SA Sponsored ADR.................................   1,300     18,941
   Lagardere SCA............................................  28,235    773,029
   Laurent-Perrier SA.......................................     553     47,168
   Legrand SA...............................................   7,517    289,996
   Lisi SA..................................................     865     57,411
   L'Oreal SA...............................................   1,886    240,365
   LVMH Moet Hennessy Louis Vuitton SA......................   3,079    500,584
   M6 Metropole Television SA...............................  10,628    148,267
   Maisons France Confort SA................................     535     15,998
   Manitou BF SA............................................   2,706     42,035

                                     1127

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
FRANCE -- (Continued)
   Manutan International SA.................................     734 $   29,518
  *Maurel et Prom Nigeria SA................................  11,601     29,183
   Medica SA................................................   9,320    166,644
   Mersen SA................................................   3,749     94,887
   Natixis SA............................................... 119,341    391,685
  *Naturex SA...............................................   1,299     90,919
   Neopost SA...............................................   4,233    232,073
   Nexans SA................................................   5,061    215,505
   Nexity SA................................................   5,629    173,557
  *NicOx SA.................................................  17,225     53,643
   Norbert Dentressangle SA.................................     815     55,420
   NRJ Group SA.............................................   4,409     29,658
   Oeneo SA.................................................  13,439     36,444
   Orpea SA.................................................   5,736    234,530
  *PagesJaunes Groupe SA....................................  11,583     21,083
  *Parrot SA................................................   1,599     55,473
   Pernod-Ricard SA.........................................   6,336    682,364
 #*Peugeot SA...............................................  24,676    158,284
   Pierre & Vacances SA.....................................     668     11,275
   Plastic Omnium SA........................................   7,752    214,327
   PPR SA...................................................   7,204  1,269,974
   Publicis Groupe SA.......................................   6,834    368,334
   Publicis Groupe SA ADR...................................   1,600     21,456
   Rallye SA................................................   4,847    147,898
  *Recylex SA...............................................   5,815     31,242
   Remy Cointreau SA........................................   2,663    276,101
   Renault SA...............................................  25,427  1,140,114
   Rexel SA.................................................  22,035    399,097
   Rubis SCA................................................   3,912    238,689
   SA des Ciments Vicat.....................................   2,615    140,956
   Safran SA................................................  14,546    579,419
   Saft Groupe SA...........................................   4,980    110,763
   Sanofi SA................................................  41,470  3,642,185
   Sanofi SA ADR............................................  39,660  1,739,091
   Sartorius Stedim Biotech SA..............................     709     64,159
   Schneider Electric SA....................................  30,730  1,924,137
   SCOR SE..................................................  39,916  1,065,800
   SEB SA...................................................   2,824    183,876
   Seche Environnement SA...................................     824     26,997
   Sechilienne SA...........................................   3,800     65,167
  *Sequana SA...............................................  21,411     33,234
   SES SA...................................................   7,157    198,105
   Societe BIC SA...........................................   3,399    414,756
   Societe d'Edition de Canal Plus SA.......................  10,759     64,595
  *Societe Generale SA......................................  80,296  2,560,797
   Societe Television Francaise 1 SA........................  21,816    187,487
   Sodexo SA................................................   2,674    205,991
  *Soitec SA................................................  21,775     65,485
   Somfy SA.................................................     158     27,177
   Sopra Group SA...........................................     846     39,930
   Stallergenes SA..........................................      86      4,993
  *Ste Industrielle d'Aviation Latecoere SA.................     462      5,247
   Stef SA..................................................     771     40,169
   STMicroelectronics NV.................................... 100,965    594,657
   STMicroelectronics NV ADR................................  29,790    175,463
   Suez Environnement SA....................................  20,136    213,759
   Sword Group SA...........................................   1,588     25,700
   Synergie SA..............................................   5,412     49,919
  *Technicolor SA...........................................  11,563     29,376
   Technip SA...............................................   4,264    480,938
   Teleperformance SA.......................................  11,789    356,980

                                     1128

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
FRANCE -- (Continued)
   Thales SA...............................................  10,191 $   358,733
  *Theolia SA..............................................  10,848      20,267
   Total Gabon SA..........................................      73      32,716
   Total SA................................................   8,644     435,398
  #Total SA Sponsored ADR..................................  85,482   4,308,293
   Touax SA................................................      25         810
   Toupargel Groupe SA.....................................     334       2,314
  *Transgene SA............................................   1,406      14,882
   Trigano SA..............................................   2,400      26,038
  *UbiSoft Entertainment SA................................  21,713     202,026
   Valeo SA................................................  11,812     520,123
   Vallourec SA............................................  13,910     572,206
   Veolia Environnement SA.................................  10,470     103,633
  #Veolia Environnement SA ADR.............................  14,066     139,816
  *Vetoquinol SA...........................................     275       9,197
   Viel et Compagnie SA....................................  12,834      44,742
   Vilmorin & Cie SA.......................................     900     106,940
   Vinci SA................................................  20,077     889,930
   Virbac SA...............................................     447      77,867
  *Vivalis SA..............................................     917       8,741
   Vivendi SA..............................................  88,739   1,818,380
   Vranken-Pommery Monopole SA.............................     106       3,359
   Zodiac Aerospace SA.....................................   6,425     658,781
                                                                    -----------
TOTAL FRANCE...............................................          67,379,806
                                                                    -----------
GERMANY -- (4.4%)
  *Aareal Bank AG..........................................  10,528     226,385
   Adidas-Salomon AG.......................................   7,697     656,065
  *ADVA Optical Networking SE..............................   6,955      39,127
  *Air Berlin P.L.C........................................   7,620      15,111
  #Aixtron SE..............................................  13,684     179,493
   Allianz SE..............................................  25,596   3,179,657
   Allianz SE Sponsored ADR................................  69,550     872,853
   Asian Bamboo AG.........................................   1,885      14,476
   Aurubis AG..............................................   9,283     587,676
   Axel Springer AG........................................   6,328     271,531
   Balda AG................................................   1,110       7,292
   BASF SE.................................................  11,789     977,897
   BASF SE Sponsored ADR...................................   1,000      82,610
   Bauer AG................................................   1,096      23,727
   Bayer AG................................................  13,390   1,167,509
   Bayer AG Sponsored ADR..................................     200      17,434
   Bayerische Motoren Werke AG.............................  25,204   2,014,947
   BayWa AG................................................   2,674     121,185
   Bechtle AG..............................................   2,677     101,024
   Beiersdorf AG...........................................   1,926     140,115
   Bertrandt AG............................................     946      79,173
   Bijou Brigitte AG.......................................     360      25,142
   Bilfinger SE............................................   7,718     756,302
   Biotest AG..............................................     355      21,857
  *Borussia Dortmund GmbH & Co. KGaA.......................  14,645      48,714
   Brenntag AG.............................................   1,678     211,727
   CANCOM AG...............................................   1,134      17,590
   Carl Zeiss Meditec AG...................................   4,134     113,466
   CAT Oil AG..............................................   3,029      21,881
  *Celesio AG..............................................  18,943     367,234
   Centrotec Sustainable AG................................   2,715      49,055
   Cewe Color Holding AG...................................     871      38,378
   Comdirect Bank AG.......................................   4,781      46,989
  *Commerzbank AG.......................................... 385,799     741,147
  *CompuGroup Medical AG...................................   1,550      28,181

                                     1129

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
GERMANY -- (Continued)
  *Constantin Medien AG.....................................     444 $      826
   Continental AG...........................................   6,412    645,365
   CropEnergies AG..........................................   5,648     34,327
   CTS Eventim AG...........................................   2,398     71,199
  *Curanum AG...............................................     470      1,144
   DAB Bank AG..............................................   1,539      6,744
   Daimler AG...............................................  64,563  3,024,428
   Delticom AG..............................................     575     32,245
   Deutsche Bank AG (5750355)...............................   5,709    260,050
   Deutsche Bank AG (D18190898).............................  57,350  2,621,469
   Deutsche Boerse AG.......................................   3,579    193,930
   Deutsche Lufthansa AG....................................  49,873    763,007
   Deutsche Post AG.........................................  93,390  1,851,539
   Deutsche Telekom AG......................................  81,606    930,997
   Deutsche Telekom AG Sponsored ADR........................ 104,159  1,192,621
   Deutsche Wohnen AG.......................................  19,372    354,782
  *Deutz AG.................................................  14,618     64,122
  *Dialog Semiconductor P.L.C...............................   3,764     74,957
   Douglas Holding AG.......................................   3,949    192,767
   Draegerwerk AG & Co. KGaA................................     501     40,410
   Drillisch AG.............................................   6,873     84,715
   Duerr AG.................................................   2,774    208,094
   DVB Bank SE..............................................     433     13,462
   E.ON AG.................................................. 111,836  2,545,944
   E.ON AG Sponsored ADR....................................   3,600     81,792
   Eckert & Ziegler AG......................................     831     24,283
   Elmos Semiconductor AG...................................   1,781     15,428
   ElreingKlinger AG........................................   4,474    124,723
   Euromicron AG............................................     971     25,305
  *Evotec AG................................................  35,662    127,895
   Fielmann AG..............................................     537     52,322
  *First Sensor AG..........................................     945     10,445
   Fraport AG...............................................   6,293    369,294
   Freenet AG...............................................  24,178    400,199
   Fresenius Medical Care AG & Co. KGaA.....................   2,356    165,542
   Fresenius Medical Care AG & Co. KGaA ADR.................   2,100    147,798
   Fresenius SE & Co. KGaA..................................   5,298    604,108
   Fuchs Petrolub AG........................................   1,737    108,256
  *GAGFAH SA................................................  11,791    134,191
   GEA Group AG.............................................  27,139    849,120
   Gerresheimer AG..........................................   5,573    276,618
   Gerry Weber International AG.............................   1,946     88,490
   Gesco AG.................................................     578     48,911
   GFK SE...................................................   2,907    132,429
  *Gigaset AG...............................................  12,872     17,865
   Gildemeister AG..........................................  12,503    232,048
   Grammer AG...............................................   3,456     67,346
   Grenkeleasing AG.........................................   1,850    124,867
  *GSW Immobilien AG........................................     107      4,403
   H&R AG...................................................   1,360     22,406
   Hamburger Hafen und Logistik AG..........................   1,330     32,337
   Hannover Rueckversicherung AG............................  11,063    779,420
  *Heidelberger Druckmaschinen AG...........................  49,077     73,659
   Heidelberger Zement AG...................................  18,184    966,327
   Henkel AG & Co. KGaA.....................................   4,418    286,059
  *Hochtief AG..............................................   7,750    384,970
  *Homag Group AG...........................................   1,385     17,873
   Indus Holding AG.........................................   5,359    134,921
   Infineon Technologies AG.................................  49,412    336,615
   Infineon Technologies AG ADR.............................  51,213    355,418
  *IVG Immobilien AG........................................  29,473     73,375

                                     1130

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
GERMANY -- (Continued)
   Jenoptik AG...............................................  8,030 $   76,084
   K+S AG....................................................  3,614    171,283
  *Kabel Deutschland Holding AG..............................  6,744    486,605
  *Kloeckner & Co. SE........................................ 22,431    203,367
  *Koenig & Bauer AG.........................................    926     16,850
   Kontron AG................................................ 11,542     54,254
   Krones AG.................................................  2,451    144,595
   KSB AG....................................................     34     18,100
  *Kuka AG...................................................  4,421    132,712
   KWS Saat AG...............................................    383    110,006
   Lanxess AG................................................ 10,142    839,029
   Leoni AG..................................................  6,330    211,493
   Linde AG..................................................  5,457    918,313
  *Lotto24 AG................................................    666      2,937
   LPKF Laser & Electronics AG...............................  1,002     20,511
   MAN SE....................................................  5,106    515,998
  *Manz AG...................................................    880     23,963
   Merck KGaA................................................  6,483    829,197
   Metro AG.................................................. 12,050    347,382
   MLP AG....................................................  9,812     63,134
  *Morphosys AG..............................................  3,702    125,853
   MTU Aero Engines Holding AG...............................  3,208    269,678
   Munchener Rueckversicherungs-Gesellschaft AG.............. 13,177  2,120,216
   MVV Energie AG............................................  1,236     35,429
   Nexus AG..................................................    502      6,123
  *Nordex SE................................................. 13,855     48,484
   NORMA Group AG............................................     83      2,295
  *Patrizia Immobilien AG....................................  8,081     57,070
   Pfeiffer Vacuum Technology AG.............................    797     81,482
   PNE Wind AG............................................... 14,369     35,583
 #*Praktiker AG.............................................. 14,777     27,601
   Puma SE...................................................    494    140,983
   PVA TePla AG..............................................  1,103      3,317
  *QIAGEN NV................................................. 43,509    757,969
   QSC AG.................................................... 23,436     63,940
  *R Stahl AG................................................    597     20,660
   Rational AG...............................................    274     69,360
   Rheinmetall AG............................................  8,082    386,274
   Rhoen-Klinikum AG......................................... 23,588    459,387
   RWE AG.................................................... 43,631  1,996,749
  *SAF-Holland SA............................................  5,515     35,877
   Salzgitter AG.............................................  8,367    361,839
  #SAP AG Sponsored ADR......................................  9,200    670,680
   SGL Carbon SE.............................................  5,327    212,467
   Siemens AG................................................    821     82,723
  #Siemens AG Sponsored ADR.................................. 26,107  2,634,457
  *Singulus Technologies AG.................................. 10,890     17,576
   Sixt AG...................................................  3,720     69,221
   SKW Stahl-Metallurgie Holding AG..........................  2,207     41,090
 #*Sky Deutschland AG........................................ 48,268    210,381
  *SMA Solar Technology AG...................................  1,644     35,313
   SMT Scharf AG.............................................  1,160     33,745
   Software AG...............................................  3,424    137,502
  #Solarworld AG............................................. 14,487     25,052
   Stada Arzneimittel AG..................................... 11,501    348,315
  *STRATEC Biomedical AG.....................................    978     41,210
  *Stroer Out-of-Home Media AG...............................  2,821     24,876
   Suedzucker AG............................................. 10,869    421,335
  *Suss Microtec AG..........................................  4,115     38,839
   Symrise AG................................................  8,140    292,798
   TAG Immobilien AG......................................... 24,217    279,921

                                     1131

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
GERMANY -- (Continued)
   Takkt AG................................................   2,947 $    37,838
   Telegate AG.............................................   3,104      24,103
   ThyssenKrupp AG.........................................  47,834   1,090,015
  *Tipp24 SE...............................................     666      32,854
   Tom Tailor Holding AG...................................   1,976      42,136
   Tomorrow Focus AG.......................................   3,932      17,483
  *TUI AG..................................................  27,470     257,766
   United Internet AG......................................   6,740     134,879
  *Verbio AG...............................................   1,824       3,893
   Volkswagen AG...........................................   1,962     383,679
   Vossloh AG..............................................   1,614     162,803
   VTG AG..................................................   1,642      25,799
   Wacker Chemie AG........................................   2,163     122,298
   Wacker Neuson SE........................................   4,176      56,921
  *Washtec AG..............................................   1,256      14,837
   Wincor Nixdorf AG.......................................   2,250     100,335
   Wirecard AG.............................................   7,559     173,120
   XING AG.................................................     354      20,141
                                                                    -----------
TOTAL GERMANY..............................................          56,779,535
                                                                    -----------
GREECE -- (0.2%)
  *Alpha Bank A.E..........................................  81,161     190,282
  *Attica Bank S.A.........................................   5,784       4,577
  *Bank of Cyprus P.L.C.................................... 229,580      97,130
   Bank of Greece S.A......................................   2,794      46,659
   Coca-Cola Hellenic Bottling Co. S.A.....................   8,849     189,519
  #Coca-Cola Hellenic Bottling Co. S.A. ADR................  14,306     302,286
  *Cyprus Popular Bank PCL................................. 156,231      12,654
  *Ellaktor S.A............................................  21,206      41,476
  *Eurobank Ergasias SA....................................  55,065      64,166
   EYDAP Athens Water Supply & Sewage Co. S.A..............   6,973      39,834
  *Folli Follie Group S.A..................................   7,975     108,937
  *Fourlis Holdings S.A....................................   7,020      18,151
  *Frigoglass S.A..........................................   9,752      56,563
  *GEK Terna Holding Real Estate Construction S.A..........   6,564      11,552
   Hellenic Exchanges S.A..................................  17,568      78,486
   Hellenic Petroleum S.A..................................  17,587     137,841
  *Hellenic Telecommunication Organization Co. S.A.........  24,316     107,228
 #*Hellenic Telecommunication Organization Co. S.A.
    Sponsored ADR..........................................   6,000      13,680
   Intralot S.A.-Integrated Lottery Systems & Services.....  26,355      53,017
   JUMBO S.A...............................................  21,424     141,847
  *Marfin Investment Group Holdings S.A.................... 142,123      63,310
   Metka S.A...............................................   6,384      58,084
   Motor Oil (Hellas) Corinth Refineries S.A...............  13,116     114,261
  *Mytilineos Holdings S.A.................................  15,755      71,532
  *National Bank of Greece S.A............................. 158,029     370,215
 #*National Bank of Greece S.A. ADR........................  28,236      66,919
   OPAP S.A................................................  17,826     113,937
  *Piraeus Bank S.A........................................ 199,857     107,881
   Piraeus Port Authority S.A..............................   2,736      44,636
  *Public Power Corp. S.A..................................  13,423      77,069
   S&B Industrial Minerals S.A.............................   3,250      22,820
  *Teletypos S.A. Mega Channel.............................   1,702         584
   Terna Energy S.A........................................   4,722      14,108
  *Titan Cement Co. S.A....................................  10,553     196,630
  *Viohalco Hellenic Copper & Aluminum Industry S.A........  20,959      89,792
                                                                    -----------
TOTAL GREECE...............................................           3,127,663
                                                                    -----------
HONG KONG -- (1.8%)
   AAC Technologies Holdings, Inc..........................  54,000     193,307
   AIA Group, Ltd..........................................  88,400     348,035

                                     1132

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
HONG KONG -- (Continued)
   Alco Holdings, Ltd.....................................    20,000 $    4,202
   Allied Group, Ltd......................................     4,000     10,617
   Allied Properties (H.K.), Ltd..........................   636,068     88,000
  *Apac Resources, Ltd....................................   520,000     17,742
   Asia Satellite Telecommunications Holdings, Ltd........    39,000    124,333
   Asia Standard International Group, Ltd.................    72,000     12,782
   ASM Pacific Technology, Ltd............................     7,400     82,319
   Associated International Hotels, Ltd...................    38,000     94,123
  #Bank of East Asia, Ltd.................................   124,068    457,543
  *Birmingham International Holdings, Ltd.................   970,000     19,024
   BOC Hong Kong Holdings, Ltd............................   137,500    422,467
  *Brightoil Petroleum Holdings, Ltd......................   456,000     91,426
 #*Brockman Mining, Ltd...................................   896,780     44,414
   Cafe de Coral Holdings, Ltd............................    24,000     70,978
  *Carico Holdings, Ltd...................................   100,000      4,123
  *Cathay Pacific Airways, Ltd............................   116,000    210,098
   Chen Hsong Holdings, Ltd...............................    66,000     17,838
   Cheuk Nang Holdings, Ltd...............................    20,000     11,038
   Cheung Kong Holdings, Ltd..............................    91,000  1,341,300
   Cheung Kong Infrastructure Holdings, Ltd...............    34,000    199,420
   Chevalier International Holdings, Ltd..................    32,000     40,820
 #*China Daye Non-Ferrous Metals Mining, Ltd..............   760,163     30,900
  *China Energy Development Holdings, Ltd.................   808,000     13,083
   China Metal International Holdings, Ltd................   190,000     33,043
  *China New Town Development Co., Ltd....................   241,383      9,187
  *China Nuclear Industry 23 International Corp., Ltd.....    22,000      4,932
  *China Resources & Transportation Group, Ltd............   700,000     25,225
   China WindPower Group, Ltd.............................   730,000     19,381
   Chong Hing Bank, Ltd...................................    28,000     50,813
   Chow Sang Sang Holdings International, Ltd.............    48,000    101,913
  #Citic Telecom International Holdings, Ltd..............   224,000     51,333
   City Telecom, Ltd. ADR.................................     3,847     16,888
   CK Life Sciences International Holdings, Inc...........   430,000     34,329
   CLP Holdings, Ltd......................................    25,500    217,270
  *CP Lotus Corp., Ltd....................................    80,000      1,452
   Cross-Harbour Holdings, Ltd. (The).....................    40,000     32,580
   CSI Properties, Ltd....................................   579,674     23,942
  *Culture Landmark Investment, Ltd.......................    24,400      1,921
  *Culturecom Holdings, Ltd...............................   200,000     38,142
   Dah Sing Banking Group, Ltd............................    90,440     89,656
   Dah Sing Financial Holdings, Ltd.......................    25,650     98,408
   Dickson Concepts International, Ltd....................    55,000     28,335
   Emperor Entertainment Hotel, Ltd.......................   215,000     40,129
   Emperor International Holdings, Ltd....................   177,333     42,399
   Emperor Watch & Jewellery, Ltd.........................   430,000     40,798
 #*Esprit Holdings, Ltd...................................   304,188    393,325
  *eSun Holdings, Ltd.....................................   282,000     42,074
   EVA Precision Industrial Holdings, Ltd.................   284,000     29,556
   Fairwood, Ltd..........................................    21,000     43,993
   Far East Consortium International, Ltd.................   183,188     36,443
   First Pacific Co., Ltd.................................   294,400    327,308
 #*Fook Woo Group Holdings, Ltd...........................   224,000     39,308
 #*Foxconn International Holdings, Ltd....................   385,000    133,079
  *Galaxy Entertainment Group, Ltd........................    59,000    201,909
 #*Genting Hong Kong, Ltd.................................   281,000     88,621
   Get Nice Holdings, Ltd.................................   486,000     20,306
   Giordano International, Ltd............................   164,000    136,154
   Glorious Sun Enterprises, Ltd..........................   170,000     46,881
   Gold Peak Industries Holding, Ltd......................   262,000     24,675
  *G-Resources Group, Ltd................................. 2,979,000    143,607
   Guotai Junan International Holdings, Ltd...............    71,000     20,917

                                     1133

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
HONG KONG -- (Continued)
   Haitong International Securities Group, Ltd............    12,000 $    4,143
   Hang Lung Group, Ltd...................................   101,000    595,024
   Hang Lung Properties, Ltd..............................   218,000    756,245
  #Hang Seng Bank, Ltd....................................    12,000    184,075
  #Harbour Centre Development, Ltd........................    21,000     31,966
   Henderson Land Development Co., Ltd....................   129,348    892,855
   HKR International, Ltd.................................   186,400     89,145
   Hon Kwok Land Investment Co., Ltd......................    20,000      7,439
   Hong Kong & China Gas Co., Ltd.........................    65,351    173,903
   Hong Kong & Shanghai Hotels, Ltd.......................   137,500    181,333
  *Hong Kong Aircraft Engineering Co., Ltd................     2,400     32,701
   Hong Kong Exchanges & Clearing, Ltd....................    16,300    266,899
   Hongkong Chinese, Ltd..................................   184,495     30,434
   Hopewell Holdings, Ltd.................................   119,000    429,319
   Hung Hing Printing Group, Ltd..........................    92,000     13,507
   Hutchison Telecommunications Hong Kong Holdings, Ltd...   261,000    107,904
   Hutchison Whampoa, Ltd.................................   140,000  1,373,305
   Hysan Development Co., Ltd.............................    31,000    137,549
  *Imagi International Holdings, Ltd......................   728,000     10,395
 #*IRC, Ltd,..............................................   266,000     32,751
   IT, Ltd................................................    70,000     27,720
   Johnson Electric Holdings, Ltd.........................   324,500    207,078
   K Wah International Holdings, Ltd......................   235,010    106,345
   Kerry Properties, Ltd..................................    81,000    402,622
  *King Stone Energy Group, Ltd...........................   324,000     20,416
   Kingmaker Footwear Holdings, Ltd.......................   186,000     26,484
   Kingston Financial Group, Ltd..........................   717,000     55,334
   Kowloon Development Co., Ltd...........................   103,000    118,208
  *Lai Sun Development Co., Ltd........................... 1,088,000     26,766
   Lee & Man Chemical Co., Ltd............................    32,000     16,797
   Li & Fung, Ltd.........................................   166,000    276,915
   Lifestyle International Holdings, Ltd..................    29,000     61,593
   Lippo China Resources, Ltd.............................   794,000     20,431
   Lippo, Ltd.............................................    55,000     23,594
   Liu Chong Hing Investment, Ltd.........................    18,000     18,714
   Luk Fook Holdings International, Ltd...................    44,000    109,906
   Lung Kee (Bermuda) Holdings, Ltd.......................    40,000     12,374
   Magnificent Estates, Ltd...............................   320,000     15,485
   Melco International Development, Ltd...................   161,000    155,190
  #Midland Holdings, Ltd..................................   166,666     83,842
  *Ming Fung Jewellery Group, Ltd.........................   770,000     35,117
   Miramar Hotel & Investment Co., Ltd....................     9,000     11,316
  *Mongolian Mining Corp..................................   104,500     51,058
   MTR Corp...............................................    70,789    275,212
  *Neo-Neon Holdings, Ltd.................................    96,000     20,704
   New World Development Co., Ltd.........................   433,322    666,702
   NewOcean Green Energy Holdings, Ltd....................   194,000     74,488
   NWS Holdings, Ltd......................................   160,120    242,554
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd..   675,000     34,344
   Orient Overseas International, Ltd.....................    53,000    335,055
  #Oriental Watch Holdings, Ltd...........................   138,400     41,257
   Pacific Andes International Holdings, Ltd.............. 1,072,405     60,068
   Pacific Basin Shipping, Ltd............................   370,000    197,001
   Pacific Textile Holdings, Ltd..........................    74,000     48,806
   Paliburg Holdings, Ltd.................................   130,000     40,890
  *Pan Asia Environmental Protection Group, Ltd...........    86,000      6,274
   PCCW, Ltd..............................................   434,000    174,844
  *Pearl Oriental Oil, Ltd................................   389,000     33,535
   Pico Far East Holdings, Ltd............................   144,000     35,273
  *PME Group, Ltd.........................................   430,000      9,428
  *PNG Resources Holdings, Ltd............................   352,000      5,447

                                     1134

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
HONG KONG -- (Continued)
   Polytec Asset Holdings, Ltd............................. 205,000 $    23,961
   Power Assets Holdings, Ltd..............................  38,500     327,155
   Public Financial Holdings, Ltd..........................  72,000      32,439
  *PYI Corp., Ltd.......................................... 766,000      16,194
   Regal Hotels International Holdings, Ltd................ 172,000      75,512
   Richfield Group Holdings, Ltd........................... 208,000       9,886
   SA SA International Holdings, Ltd.......................  48,000      32,866
   Sands China, Ltd........................................  10,400      38,876
   SEA Holdings, Ltd.......................................  90,000      62,470
   Shangri-La Asia, Ltd.................................... 171,166     330,426
   Shenyin Wanguo, Ltd.....................................  75,000      20,203
   Shun Tak Holdings, Ltd.................................. 301,499     120,135
   Singamas Container Holdings, Ltd........................ 424,000     106,626
   Sino Land Co., Ltd...................................... 348,815     624,099
  *Sino-Tech International Holdings, Ltd................... 760,000       6,864
   SJM Holdings, Ltd.......................................  27,000      58,654
   SmarTone Telecommunications Holdings, Ltd...............  66,305     133,431
   SOCAM Development, Ltd..................................  44,444      45,647
  *South China (China), Ltd................................ 464,000      35,849
   Stella International Holdings, Ltd......................  36,500      95,914
   Sun Hung Kai & Co., Ltd................................. 165,529      94,476
   Sun Hung Kai Properties, Ltd............................  92,273   1,275,576
  *Superb Summit International Group, Ltd.................. 500,000      14,656
  *Sustainable Forest Holdings, Ltd........................ 337,500       6,924
   Tai Cheung Holdings, Ltd................................  94,000      74,481
   Tan Chong International, Ltd............................  24,000       6,601
 #*Taung Gold International, Ltd........................... 500,000      10,258
   Techtronic Industries Co., Ltd.......................... 187,500     355,409
   Television Broadcasts, Ltd..............................  19,000     141,100
   Texwinca Holdings, Ltd..................................  92,000      72,910
  *Titan Petrochemicals Group, Ltd......................... 380,000         123
  *Tom Group, Ltd..........................................  60,000       7,182
   Tongda Group Holdings, Ltd.............................. 530,000      21,798
   Tradelink Electronic Commerce, Ltd......................  14,000       2,288
   Transport International Holdings, Ltd...................  46,800      96,155
   Trinity, Ltd............................................  82,000      57,207
 #*United Laboratories International Holdings, Ltd. (The).. 162,500      86,046
  #Value Partners Group, Ltd...............................  63,000      34,200
   Varitronix International, Ltd........................... 113,000      40,876
   Victory City International Holdings, Ltd................ 273,936      28,902
   Vitasoy International Holdings, Ltd.....................  80,000      75,665
  *Vongroup, Ltd........................................... 815,000       3,887
   VST Holdings, Ltd....................................... 108,000      18,884
  #VTech Holdings, Ltd.....................................   7,000      82,921
   Wharf Holdings, Ltd..................................... 133,000     909,398
   Wheelock & Co., Ltd.....................................  98,000     429,360
   Wing Hang Bank, Ltd.....................................  29,196     309,240
   Wing On Co. International, Ltd..........................  32,000      88,883
   Wing Tai Properties, Ltd................................ 140,000      86,473
   Winsor Properties Holdings, Ltd.........................   2,000       3,016
   Wynn Macau, Ltd.........................................  20,400      57,601
  #Xinyi Glass Holdings, Ltd............................... 162,000      90,448
   YGM Trading, Ltd........................................  20,000      47,964
   Yue Yuen Industrial Holdings, Ltd.......................  57,000     195,457
                                                                    -----------
TOTAL HONG KONG............................................          23,239,815
                                                                    -----------
HUNGARY -- (0.1%)
   EGIS Pharmaceuticals P.L.C..............................     894      71,946
 #*FHB Mortgage Bank NYRT..................................   6,244      13,595
   Magyar Telekom Telecommunications P.L.C.................  35,775      66,387
   Magyar Telekom Telecommunications P.L.C. Sponsored ADR..   4,178      36,808

                                     1135

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
HUNGARY -- (Continued)
   MOL Hungarian Oil & Gas P.L.C............................   2,028 $  176,414
   OTP Bank P.L.C...........................................  28,723    547,387
  *PannErgy P.L.C...........................................   3,649     10,047
   Richter Gedeon NYRT......................................     915    170,358
                                                                     ----------
TOTAL HUNGARY...............................................          1,092,942
                                                                     ----------
INDIA -- (1.8%)
   Aban Offshore, Ltd.......................................     770      6,284
   ABB, Ltd.................................................   3,501     47,903
  *ABG Shipyard, Ltd........................................   7,485     51,664
   ACC, Ltd.................................................   7,153    182,189
   Adani Enterprises, Ltd...................................  15,566     62,010
  *Adani Power, Ltd.........................................  74,535     66,323
   Aditya Birla Nuvo, Ltd...................................   8,641    145,797
   Akzo Nobel India, Ltd....................................     399      7,175
   Allahabad Bank, Ltd......................................  40,781    102,769
   Allcargo Logistics, Ltd..................................     986      2,414
   Alok Industries, Ltd.....................................  90,000     19,259
   Alstom India, Ltd........................................   5,412     41,135
   Amara Raja Batteries, Ltd................................     452      1,910
   Ambuja Cements, Ltd......................................  40,221    150,793
   Amtek Auto, Ltd..........................................  17,358     23,256
   Anant Raj Industries, Ltd................................  13,615     20,498
   Andhra Bank, Ltd.........................................  18,523     35,586
   Apollo Hospitals Enterprise, Ltd.........................   9,322    134,860
   Apollo Tyres, Ltd........................................  25,736     40,890
   Arvind, Ltd..............................................  14,863     22,402
   Ashok Leyland, Ltd....................................... 200,290     86,940
   Asian Paints, Ltd........................................   1,564    111,887
   Aurobindo Pharma, Ltd....................................  57,865    170,044
   Axis Bank, Ltd...........................................  16,546    361,441
   Bajaj Auto, Ltd..........................................   3,566    119,873
   Bajaj Electricals, Ltd...................................   4,500     17,021
   Bajaj Finance, Ltd.......................................   2,425     57,763
   Bajaj Finserv, Ltd.......................................   7,080    111,185
   Bajaj Hindusthan, Ltd....................................  80,199     43,854
   Bajaj Holdings & Investment, Ltd.........................   7,265    117,303
   Ballarpur Industries, Ltd................................  70,689     28,812
  *Balrampur Chini Mills, Ltd...............................  21,074     26,645
   Bank of Baroda...........................................  10,597    142,287
   Bank of India............................................  21,666    110,678
   Bank of Maharashtra, Ltd.................................  32,893     32,082
   BASF India, Ltd..........................................     873     10,550
   Bata India, Ltd..........................................   6,548    103,129
   BEML, Ltd................................................   2,355     12,629
   Berger Paints India, Ltd.................................  26,560     69,408
   BGR Energy Systems, Ltd..................................   2,982     14,549
  *Bharat Electronics, Ltd..................................   2,636     60,266
   Bharat Forge, Ltd........................................   7,701     38,887
   Bharat Heavy Electricals, Ltd............................  23,910     99,329
   Bharat Petroleum Corp., Ltd..............................   7,688     48,335
   Bharti Airtel, Ltd.......................................  41,564    208,036
   Bhushan Steel, Ltd.......................................  15,385    140,512
   Biocon, Ltd..............................................   8,934     44,098
   Birla Corp., Ltd.........................................   4,033     19,418
  *Bombay Rayon Fashions, Ltd...............................   1,830      8,877
   Bosch, Ltd...............................................     584     96,414
   Britannia Industries, Ltd................................   1,250     11,222
   Cadila Healthcare, Ltd...................................   8,226    132,863
  *Cairn India, Ltd.........................................  40,339    252,061
   Canara Bank..............................................  19,638    146,351

                                     1136

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
INDIA -- (Continued)
   Carborundum Universal, Ltd..................................  4,300 $ 12,185
   Central Bank of India....................................... 53,793   69,123
  *Century Plyboards India, Ltd................................  6,288    7,004
   Century Textiles & Industries, Ltd..........................  2,887   20,766
   CESC, Ltd...................................................  5,246   26,694
   Chambal Fertilizers & Chemicals, Ltd........................ 26,495   32,863
   Chennai Petroleum Corp., Ltd................................ 11,326   27,154
   Cipla, Ltd.................................................. 13,377   90,657
   City Union Bank, Ltd........................................ 41,580   43,540
   CMC, Ltd....................................................    388    8,067
   Colgate-Palmolive (India), Ltd..............................  3,054   72,270
   Container Corp. of India....................................  5,527  102,565
   Core Education & Technologies, Ltd..........................  9,143   52,587
   Coromandel International, Ltd...............................  4,798   25,417
   Corporation Bank............................................  9,596   71,102
   Crisil, Ltd.................................................  2,565   45,135
   Crompton Greaves, Ltd....................................... 18,900   43,710
   Cummins India, Ltd..........................................  6,720   61,064
   Dabur India, Ltd............................................ 30,848   71,235
  *DB Realty, Ltd.............................................. 17,964   32,560
   Dena Bank................................................... 12,195   23,957
  *Development Credit Bank, Ltd................................ 22,854   18,173
   Dewan Housing Finance Corp., Ltd............................  8,991   31,654
  *Dish TV (India), Ltd........................................ 44,632   62,372
   Divi's Laboratories, Ltd....................................  2,878   64,203
   DLF, Ltd.................................................... 48,011  179,582
   Dr. Reddy's Laboratories, Ltd. ADR..........................  5,899  191,953
   E.I.D. - Parry (India), Ltd................................. 10,009   43,317
   Educomp Solutions, Ltd...................................... 10,613   28,842
   Eicher Motors, Ltd..........................................  2,071   89,338
   EIH, Ltd.................................................... 19,189   27,008
   Era Infra Engineering, Ltd..................................  7,211   18,280
   Escorts, Ltd................................................  9,996   12,246
  *Essar Oil, Ltd.............................................. 61,934   71,974
   Essar Ports, Ltd............................................ 11,170   20,946
   Exide Industries, Ltd....................................... 31,311   82,175
   FAG Bearings (India), Ltd...................................    182    5,867
   Federal Bank, Ltd........................................... 22,852  204,990
   Financial Technologies (India), Ltd.........................  3,882   71,577
  *Fortis Healthcare, Ltd...................................... 10,077   19,007
   Future Capital Holdings, Ltd................................  6,323   18,041
   GAIL India, Ltd............................................. 31,239  202,018
  *Gammon Infrastructure Projects, Ltd......................... 12,199    3,147
   Gateway Distriparks, Ltd....................................  8,076   21,417
   Gitanjali Gems, Ltd.........................................  4,948   36,680
   GlaxoSmithKline Consumer Healthcare, Ltd....................    389   21,974
   GlaxoSmithKline Pharmaceuticals, Ltd........................  1,552   57,770
   Glenmark Pharmaceuticals, Ltd............................... 11,592   92,065
  *GMR Infrastructure, Ltd..................................... 58,488   21,709
   Godfrey Phillips India, Ltd.................................     51    3,154
   Godrej Industries, Ltd......................................  7,430   41,452
   Grasim Industries, Ltd......................................  5,183  319,043
   Great Eastern Shipping Co., Ltd............................. 13,008   61,940
   Greaves Cotton, Ltd.........................................  1,775    2,558
   Gujarat Alkalies & Chemicals, Ltd...........................    772    1,878
   Gujarat Fluorochemicals, Ltd................................    412    2,514
   Gujarat Gas Co., Ltd........................................  6,039   33,506
   Gujarat Mineral Development Corp., Ltd...................... 12,483   48,799
   Gujarat NRE Coke, Ltd....................................... 49,906   16,854
   Gujarat State Fertilisers & Chemicals, Ltd.................. 20,165   27,850
   Gujarat State Petronet, Ltd................................. 28,545   39,809

                                     1137

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
INDIA -- (Continued)
  *GVK Power & Infrastructure, Ltd............................  63,703 $ 14,884
   Havells India, Ltd.........................................   5,887   62,904
   HCL Infosystems, Ltd.......................................  22,200   17,384
   HCL Technologies, Ltd......................................  17,304  194,096
   HDFC Bank, Ltd.............................................  38,000  444,308
   HDFC Bank, Ltd. ADR........................................   2,000   74,780
   Hero Honda Motors, Ltd. Series B...........................   2,207   76,638
  *Hexa Tradex, Ltd...........................................   5,313    3,466
   Hexaware Technologies, Ltd.................................  34,366   71,372
  *Himachal Futuristic Communications, Ltd....................  88,611   17,623
   Himadri Chemicals & Industries, Ltd........................  21,760   11,296
   Hindalco Industries, Ltd................................... 113,307  244,276
  *Hindustan Construction Co., Ltd............................ 129,998   40,969
   Hindustan Petroleum Corp, Ltd..............................   9,241   51,176
   Hindustan Unilever, Ltd....................................   7,107   72,169
  *Hindustan Zinc, Ltd........................................  12,459   30,957
   Honeywell Automation India, Ltd............................     710   35,507
  *Housing Development & Infrastructure, Ltd..................  56,075   99,187
   HSIL, Ltd..................................................  19,048   42,062
   HT Media, Ltd..............................................  11,369   21,630
   ICICI Bank, Ltd............................................   9,160  178,409
   ICICI Bank, Ltd. Sponsored ADR.............................  17,656  692,998
   IDBI Bank, Ltd.............................................  42,786   73,274
  *Idea Cellular, Ltd......................................... 146,697  232,085
   IDFC, Ltd.................................................. 142,144  425,003
   IFCI, Ltd..................................................  70,683   36,237
   India Cements, Ltd.........................................  31,135   55,207
   India Infoline, Ltd........................................  56,463   72,424
   Indian Bank................................................  21,645   67,408
   Indian Hotels Co., Ltd.....................................  57,658   67,138
   Indian Oil Corp., Ltd......................................  11,712   56,976
   Indian Overseas Bank.......................................  27,161   35,974
   Indraprastha Gas, Ltd......................................   3,321   15,846
   IndusInd Bank, Ltd.........................................  51,899  349,017
   Infosys, Ltd...............................................   5,251  230,083
   Infotech Enterprises, Ltd..................................   1,202    4,170
   ING Vysya Bank, Ltd........................................   7,120   60,575
   Ipca Laboratories, Ltd.....................................   5,325   45,379
   IRB Infrastructure Developers, Ltd.........................  12,168   27,420
   ITC, Ltd...................................................  19,410  101,653
  *IVRCL Infrastructures & Projects, Ltd......................  33,942   24,901
   Jagran Prakashan, Ltd......................................  14,570   26,935
  *Jain Irrigation Systems, Ltd...............................  29,500   35,775
   Jaiprakash Associates, Ltd................................. 180,455  290,134
  *Jaiprakash Power Ventures, Ltd.............................  27,569   19,639
   Jammu & Kashmir Bank, Ltd..................................   3,605   82,536
  *Jet Airways (India), Ltd...................................   3,135   19,495
   Jindal Saw, Ltd............................................  26,565   56,126
  *Jindal Stainless, Ltd......................................     282      345
   Jindal Steel & Power, Ltd..................................  29,733  213,421
   JM Financial, Ltd..........................................  45,037   13,586
   JSW Energy, Ltd............................................  93,328  110,335
   JSW Steel, Ltd.............................................  18,599  253,526
  *Jubilant Foodworks, Ltd....................................   1,044   24,547
   Jubilant Organosys, Ltd....................................   5,040   20,782
   Kakinada Fertilizers, Ltd..................................  69,051   14,389
   Kalpataru Power Transmission, Ltd..........................   1,245    2,029
   Karnataka Bank, Ltd........................................  25,200   63,180
   Karur Vysya Bank, Ltd......................................   6,700   57,661
   Kotak Mahindra Bank, Ltd...................................  21,044  235,650
   KPIT Cummins Infosystems, Ltd..............................  24,990   57,796

                                     1138

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
INDIA -- (Continued)
  *KSK Energy Ventures, Ltd.................................   4,226 $    4,801
   Lakshmi Machine Works, Ltd...............................     692     26,479
  *Lanco Infratech, Ltd..................................... 138,520     30,570
   Larsen & Toubro, Ltd.....................................  10,938    329,631
   Lupin, Ltd...............................................  12,300    129,502
   Madras Cements, Ltd......................................  15,000     56,468
  *Mahanagar Telephone Nigam, Ltd...........................  21,492     10,464
   Maharashtra Seamless, Ltd................................   6,338     38,892
   Mahindra & Mahindra Financial Services, Ltd..............   7,688    123,528
   Mahindra & Mahindra, Ltd.................................   9,544    156,234
   Mahindra & Mahindra, Ltd. Sponsored GDR..................   8,069    134,349
   Mahindra Lifespace Developers, Ltd.......................   3,460     26,072
   Mangalore Refinery & Petrochemicals, Ltd.................  46,650     54,571
   Maruti Suzuki India, Ltd.................................   5,785    154,095
  *MAX India, Ltd...........................................   8,840     39,669
   McLeod Russel (India), Ltd...............................  12,761     71,905
   MindTree, Ltd............................................   1,785     21,740
   Monnet Ispat, Ltd........................................   3,882     21,163
   Motherson Sumi Systems, Ltd..............................  19,578     56,930
  *Motilal Oswal Financial Services, Ltd....................   6,733     14,905
   Mphasis, Ltd.............................................  11,064     79,734
   MRF, Ltd.................................................     248     46,780
   Mundra Port & Special Economic Zone, Ltd.................  15,220     35,432
   Nagarjuna Construction Co., Ltd..........................  31,522     25,533
  *Nagarjuna Oil Refinery, Ltd..............................  62,774      6,275
   National Aluminium Co., Ltd..............................  98,357     85,229
   Nava Bharat Ventures, Ltd................................   1,957      6,501
   NHPC, Ltd................................................  83,575     33,286
   NIIT Technologies, Ltd...................................   6,924     37,736
   NTPC, Ltd................................................   9,275     28,488
   Oil & Natural Gas Corp., Ltd.............................  19,773     98,403
   Oil India, Ltd...........................................   3,392     30,427
  *OMAXE, Ltd...............................................  11,350     33,014
   Opto Circuits India, Ltd.................................   6,609     14,768
  *Oracle Financial Services Software, Ltd..................   2,009    108,297
   Orchid Chemicals & Pharmaceuticals, Ltd..................   6,451     12,470
   Orient Paper & Industries, Ltd...........................   3,051      4,332
   Oriental Bank of Commerce................................   9,651     55,354
   Orissa Minerals Development Co., Ltd.....................     220     17,749
   Pantaloon Retail India, Ltd..............................   8,932     29,539
   Peninsula Land, Ltd......................................  10,444     14,143
   Petronet LNG, Ltd........................................  34,000    105,701
   Phoenix Mills, Ltd.......................................   5,631     20,934
   Pidilite Industries, Ltd.................................  11,464     41,009
  *Pipavav Defence & Offshore Engineering Co., Ltd..........  13,168     19,285
   Piramal Enterprises, Ltd.................................  13,032    119,692
   Power Grid Corp. of India, Ltd...........................  27,939     59,174
   PTC (India), Ltd.........................................  36,592     43,135
   Punj Lloyd, Ltd..........................................  25,367     23,661
   Punjab National Bank.....................................   1,815     24,724
  *Ranbaxy Laboratories, Ltd................................  21,301    207,335
   Raymond, Ltd.............................................   6,963     49,400
   Redington India, Ltd.....................................  20,402     30,645
   REI Agro, Ltd............................................  71,019     13,446
   Reliance Capital, Ltd....................................  22,668    159,819
   Reliance Communications, Ltd............................. 107,504    107,148
   Reliance Energy, Ltd.....................................   4,458     38,571
   Reliance Industries, Ltd.................................  68,163  1,016,440
   Reliance Industries, Ltd. Sponsored GDR..................   4,416    130,934
  *Reliance Power, Ltd......................................  63,713    108,829
   Rolta (India), Ltd.......................................  21,070     25,324

                                     1139

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
INDIA -- (Continued)
   Ruchi Soya Industries, Ltd.................................  16,055 $ 19,785
   Rural Electrification Corp., Ltd...........................  13,757   54,831
   Sadbhav Engineering, Ltd...................................   4,350   11,740
   Sanofi India, Ltd..........................................   1,238   51,157
  *Satyam Computer Services, Ltd..............................  56,106  113,821
   Sesa Goa, Ltd..............................................  85,295  269,785
  *Shipping Corp. of India, Ltd...............................  26,115   24,534
   Shree Cement, Ltd..........................................   1,212   94,783
   Shree Renuka Sugars, Ltd...................................  66,795   38,896
   Shriram Transport Finance Co., Ltd.........................   7,725   89,447
   Sintex Industries, Ltd.....................................  35,352   42,095
   SKF (India), Ltd...........................................   3,176   38,160
   Sobha Developers, Ltd......................................   5,557   36,883
   South Indian Bank, Ltd..................................... 100,340   42,976
   SRF, Ltd...................................................   8,369   34,638
   State Bank of Bikaner & Jaipur.............................     887    6,230
   State Bank of India........................................   4,536  176,657
   State Bank of India Sponsored GDR..........................     386   31,895
   Steel Authority of India, Ltd..............................  31,695   47,131
  *Sterling Biotech, Ltd......................................  11,381    1,145
   Sterlite Industries (India), Ltd...........................  34,844   64,255
   Sterlite Industries (India), Ltd. ADR......................  25,069  187,767
   Strides Arcolab, Ltd.......................................   6,009   99,366
   Sun Pharmaceuticals Industries, Ltd........................   6,511   83,968
   Sun TV Network, Ltd........................................   7,669   46,645
   Supreme Industries, Ltd....................................  13,945   75,395
  *Suzlon Energy, Ltd......................................... 129,080   37,610
   Syndicate Bank.............................................  33,071   71,982
   Tata Chemicals, Ltd........................................  12,241   71,901
   Tata Communications, Ltd...................................   9,010   40,646
  #Tata Communications, Ltd. ADR..............................   5,100   45,135
   Tata Consultancy Services, Ltd.............................   4,166  101,673
   Tata Motors, Ltd........................................... 135,750  645,019
   Tata Power Co., Ltd........................................  32,455   63,480
   Tata Steel, Ltd............................................  31,610  228,670
   Tata Tea, Ltd..............................................  54,530  150,506
  *Tata Teleservices Maharashtra, Ltd.........................  58,119   11,620
   Tech Mahindra, Ltd.........................................   3,765   66,410
   Thermax India, Ltd.........................................   3,559   38,758
   Timken India, Ltd..........................................   1,690    6,028
   Titan Industries, Ltd......................................   9,863   46,953
   Torrent Pharmaceuticals, Ltd...............................   2,125   26,577
   Torrent Power, Ltd.........................................  10,757   30,611
   Trent, Ltd.................................................     558   11,479
   Triveni Turbine, Ltd.......................................  41,519   42,521
   Tube Investments of India, Ltd.............................  18,724   60,149
  *Tulip IT Services, Ltd.....................................   9,640    6,636
   TVS Motor Co., Ltd.........................................  34,636   24,698
   UCO Bank...................................................  28,541   38,442
   Ultratech Cement, Ltd......................................   4,462  165,054
   Union Bank of India, Ltd...................................  29,326  106,434
  *Unitech, Ltd............................................... 275,150  117,482
   United Phosphorus, Ltd.....................................  47,856  100,935
   United Spirits, Ltd........................................  14,414  315,473
  *Vardhman Special Steels, Ltd...............................     555      338
   Vardhman Textiles, Ltd.....................................   2,777   12,771
   Videocon Industries, Ltd...................................  10,107   32,053
   Vijaya Bank, Ltd...........................................   4,067    4,047
   Voltas, Ltd................................................  27,567   56,456
   Welspun Corp., Ltd.........................................  15,250   27,475
   Wipro, Ltd.................................................  15,238   98,224

                                     1140

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
INDIA -- (Continued)
  *Wockhardt, Ltd........................................     5,875 $   164,063
   Yes Bank, Ltd.........................................    24,521     187,106
   Zee Entertainment Enterprises, Ltd....................    52,912     185,465
  *Zee Learn, Ltd........................................     5,044       2,624
   Zensar Technologies, Ltd..............................     4,461      19,056
                                                                    -----------
TOTAL INDIA..............................................            23,451,160
                                                                    -----------
INDONESIA -- (0.8%)
   PT Adaro Energy Tbk................................... 1,697,000     240,670
   PT Agung Podomoro Land Tbk............................   395,500      14,938
   PT AKR Corporindo Tbk.................................   357,000     164,473
  *PT Alam Sutera Realty Tbk............................. 1,297,500      77,928
   PT Aneka Tambang Persero Tbk..........................   714,500      94,797
   PT Asahimas Flat Glass Tbk............................    86,500      70,072
   PT Astra Agro Lestari Tbk.............................    68,000     147,745
   PT Astra International Tbk............................   723,500     603,917
  *PT Bakrie & Brothers Tbk.............................. 5,212,000      21,136
   PT Bakrie Sumatera Plantations Tbk.................... 1,417,000      17,468
  *PT Bakrie Telecom Tbk................................. 4,680,500      29,184
  *PT Bakrieland Development Tbk......................... 3,393,500      22,832
   PT Bank Bukopin Tbk...................................   612,000      40,516
   PT Bank Central Asia Tbk..............................   256,000     217,871
   PT Bank Danamon Indonesia Tbk.........................   560,263     355,174
   PT Bank Mandiri Persero Tbk...........................   561,909     480,028
   PT Bank Negara Indonesia Persero Tbk..................   788,120     314,471
  *PT Bank Pan Indonesia Tbk............................. 1,801,500     136,353
  *PT Bank Pembangunan Daerah Jawa Barat Dan.............
    Banten Tbk...........................................   738,500      84,128
  *PT Bank Permata Tbk...................................     1,500         221
   PT Bank Rakyat Indonesia Persero Tbk..................   630,500     483,157
   PT Bank Tabungan Negara Persero Tbk...................   320,000      50,365
  *PT Bank Tabungan Pensiunan Nasional Tbk...............    54,000      29,729
  *PT Barito Pacific Tbk.................................   293,000      15,190
   PT Bayan Resources Tbk................................    16,000      17,506
  *PT Benakat Petroleum Energy Tbk.......................   367,500       6,789
  *PT Berlian Laju Tanker Tbk............................   514,666          --
   PT Bhakti Investama Tbk............................... 3,422,500     194,867
   PT Bisi International Tbk.............................   255,500      28,348
  *PT Bumi Resources Minerals Tbk........................    98,000       4,415
   PT Bumi Serpong Damai Tbk............................. 1,396,000     178,900
  *PT BW Plantation Tbk..................................   436,500      65,217
  *PT Central Proteinaprima Tbk.......................... 4,938,500      17,224
   PT Charoen Pokphand Indonesia Tbk.....................   659,000     213,375
   PT Ciputra Development Tbk............................ 2,037,576     143,496
   PT Ciputra Surya Tbk..................................   205,500      37,293
   PT Citra Marga Nusaphala Persada Tbk..................   348,000      83,958
  *PT Darma Henwa Tbk.................................... 3,062,000      15,867
  *PT Delta Dunia Makmur Tbk............................. 1,339,500      24,398
  *PT Energi Mega Persada Tbk............................ 6,952,500      65,400
   PT Gajah Tunggal Tbk..................................   336,500      75,793
   PT Global Mediacom Tbk................................ 1,018,500     240,634
   PT Gudang Garam Tbk...................................    50,000     254,968
   PT Harum Energy Tbk...................................    57,500      32,156
  *PT Hexindo Adiperkasa Tbk.............................    75,000      55,587
   PT Holcim Indonesia Tbk...............................   435,500     146,955
  *PT Indah Kiat Pulp & Paper Corp. Tbk..................   490,500      49,891
   PT Indika Energy Tbk..................................   388,000      62,278
   PT Indo Tambangraya Megah Tbk.........................    16,500      69,482
   PT Indocement Tunggal Prakarsa Tbk....................   121,500     269,683
   PT Indofood Sukses Makmur Tbk.........................   746,500     441,696
   PT Indosat Tbk ADR....................................     1,609      53,113
  *PT Inovisi Infracom Tbk...............................     2,000       1,300

                                     1141

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           Shares     Value++
                                                          --------- -----------
INDONESIA -- (Continued)
   PT Intiland Development Tbk...........................   559,500 $    18,281
   PT Japfa Comfeed Indonesia Tbk........................   179,000      90,642
   PT Jasa Marga Persero Tbk.............................   239,500     144,229
   PT Kalbe Farma Tbk.................................... 2,130,000     214,584
  *PT Kawasan Industri Jababeka Tbk...................... 2,743,500      58,203
   PT Lippo Karawaci Tbk................................. 3,244,750     313,123
   PT Matahari Putra Prima Tbk...........................   520,000      81,580
   PT Mayorah Indah Tbk..................................   107,000     262,734
   PT Medco Energi Internasional Tbk.....................   325,000      53,262
   PT Media Nusantara Citra Tbk..........................   613,000     179,771
   PT Mitra Adiperkasa Tbk...............................    60,500      41,089
  *PT Mitra International Resources Tbk..................   821,000      12,736
  *PT Nusantara Infrastructure Tbk.......................   815,000      14,376
   PT Pabrik Kertas Tjiwi Kimia Tbk......................   156,500      36,180
  *PT Pakuwon Jati Tbk................................... 2,408,000      69,897
  *PT Panin Financial Tbk................................ 2,295,000      31,665
   PT Perusahaan Gas Negara Persero Tbk..................   192,500      92,844
   PT Perusahaan Perkebunan London Sumatra...............
     Indonesia Tbk.......................................   647,500     156,020
   PT Ramayana Lestari Sentosa Tbk.......................   507,824      58,452
   PT Resource Alam Indonesia Tbk........................    20,500       6,048
   PT Sampoerna Agro Tbk.................................   136,000      34,189
   PT Semen Gresik Persero Tbk...........................   133,500     206,394
  *PT Sentul City Tbk.................................... 4,320,000      86,140
   PT Summarecon Agung Tbk............................... 1,565,500     285,042
  *PT Surya Citra Media Tbk..............................   205,000      41,619
   PT Surya Semesta Internusa Tbk........................   600,500      73,432
   PT Tambang Batubara Bukit Asam Persero Tbk............    44,500      73,802
   PT Telekomunikasi Indonesia Persero Tbk...............     7,000       7,110
   PT Telekomunikasi Indonesia Persero Tbk...............
     Sponsored ADR.......................................     3,700     150,405
   PT Tiga Pilar Sejahtera Food Tbk......................   669,000      62,428
   PT Timah Persero Tbk..................................   380,500      56,366
  *PT Tower Bersama Infrastructure Tbk...................   102,500      53,239
  *PT Trada Maritime Tbk.................................   441,000      43,468
  *PT Truba Alam Manunggal Engineering Tbk............... 2,841,000      14,789
   PT Tunas Baru Lampung Tbk.............................   326,500      17,254
   PT Tunas Ridean Tbk...................................   537,500      50,256
   PT Unilever Indonesia Tbk.............................    34,000      91,957
   PT United Tractors Tbk................................   188,924     412,516
   PT Vale Indonesia Tbk.................................   514,500     143,590
   PT Wijaya Karya Persero Tbk...........................   754,500     107,285
   PT XL Axiata Tbk......................................   363,500     258,588
                                                                    -----------
TOTAL INDONESIA..........................................            10,768,537
                                                                    -----------
IRELAND -- (0.4%)
   Aer Lingus Group P.L.C................................    17,870      23,874
  *Anglo Irish Bank Corp. P.L.C..........................   114,377          --
   C&C Group P.L.C.......................................    80,495     385,635
   CRH P.L.C.............................................    31,891     593,606
   CRH P.L.C. Sponsored ADR..............................    54,717   1,020,472
   DCC P.L.C.............................................    16,837     481,060
   Dragon Oil P.L.C......................................    53,618     478,929
  *Elan Corp. P.L.C......................................     9,558     104,020
  *Elan Corp. P.L.C. Sponsored ADR.......................    23,010     248,508
   FBD Holdings P.L.C....................................     4,734      59,285
   Glanbia P.L.C.........................................     9,393      89,041
  *Governor & Co. of the Bank of Ireland P.L.C. (The)....   663,938      78,429
  *Governor & Co. of the Bank of Ireland P.L.C.
    Sponsored ADR (The)..................................       200       1,068
   Grafton Group P.L.C...................................    31,048     135,364
   IFG Group P.L.C.......................................     6,574      11,921
  *Independent News & Media P.L.C........................    28,356       3,125
   Irish Continental Group P.L.C.........................       408       9,950

                                     1142

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
 IRELAND -- (Continued)
   *Kenmare Resources P.L.C.................................  77,286 $   48,793
    Kerry Group P.L.C. Series A.............................  14,315    748,404
    Kingspan Group P.L.C....................................  26,745    278,929
    Paddy Power P.L.C.......................................   3,536    260,867
    Smurfit Kappa Group P.L.C...............................  20,652    227,695
                                                                     ----------
 TOTAL IRELAND..............................................          5,288,975
                                                                     ----------
 ISRAEL -- (0.4%)
   *Africa Israel Investments, Ltd..........................  17,946     45,671
   *Airport City, Ltd.......................................   1,340      6,046
   *AL-ROV Israel, Ltd......................................     855     19,210
    Amot Investments, Ltd...................................   1,641      3,825
   *AudioCodes, Ltd.........................................   7,800     17,703
    Azrieli Group, Ltd......................................   3,797     85,057
   *Bank Hapoalim B.M....................................... 121,118    476,489
   *Bank Leumi Le-Israel B.M................................ 149,003    480,275
    Bayside Land Corp.......................................      66     12,379
    Bezeq Israeli Telecommunication Corp., Ltd..............  26,540     32,333
    Cellcom Israel, Ltd.....................................   1,200     10,656
   *Ceragon Networks, Ltd...................................   2,962     13,004
   *Clal Biotechnology Industries, Ltd......................   2,783      8,600
    Clal Industries, Ltd....................................  10,044     35,475
    Clal Insurance Enterprises Holdings, Ltd................   3,302     44,880
    Delek Automotive Systems, Ltd...........................   7,070     44,243
    Delek Group, Ltd........................................     760    144,517
    DS Apex Holdings, Ltd...................................   1,297      6,085
    Elbit Systems, Ltd......................................   2,679     94,320
    Elbit Systems, Ltd. ADR.................................     900     31,977
   *Electra Real Estate, Ltd................................       1          2
    Electra, Ltd............................................     470     39,838
   *EZchip Semiconductor, Ltd. (6554998)....................     586     18,406
   *EZchip Semiconductor, Ltd. (M4146Y108)..................   1,887     58,497
   *First International Bank of Israel, Ltd.................   5,521     65,581
   *Formula Systems (1985), Ltd.............................   2,025     32,211
    Frutarom Industries, Ltd................................   8,502     91,563
   *Gilat Satellite Networks, Ltd...........................     700      3,115
   *Given Imaging, Ltd......................................   1,775     31,958
   *Hadera Paper, Ltd.......................................     219      9,543
    Harel Insurance Investments & Finances, Ltd.............   2,057     77,508
    Hot Telecommunications Systems, Ltd.....................   7,045     69,960
   *Industrial Building Corp., Ltd..........................   4,213      5,611
    Israel Chemicals, Ltd...................................   8,774    109,768
   *Israel Discount Bank, Ltd. Series A..................... 165,175    233,004
    Ituran Location & Control, Ltd..........................   3,383     42,136
   *Jerusalem Oil Exploration, Ltd..........................   2,245     37,762
   *Kamada, Ltd.............................................   1,118      8,908
   *Kardan Yazamut, Ltd.....................................   6,911        724
    Matrix IT, Ltd..........................................   8,590     37,459
    Melisron, Ltd...........................................   1,900     31,821
   *Mellanox Technologies, Ltd..............................   4,035    304,511
   *Menorah Mivtachim Holdings, Ltd.........................   6,823     52,285
    Migdal Insurance & Financial Holding, Ltd...............  58,646     79,022
   *Mizrahi Tefahot Bank, Ltd...............................  26,383    239,571
   *Naphtha Israel Petroleum Corp., Ltd.....................   1,768      6,782
    Neto Me Holdings, Ltd...................................     124      4,147
   *NICE Systems, Ltd. Sponsored ADR........................   7,540    251,082
   *Nitsba Holdings (1995), Ltd.............................   4,222     33,403
   *Nova Measuring Instruments, Ltd.........................   2,874     20,281
   *Oil Refineries, Ltd..................................... 178,646     86,019
    Ormat Industries, Ltd...................................  11,117     59,050
    Osem Investments, Ltd...................................   3,323     50,181

                                     1143

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
 ISRAEL -- (Continued)
    Partner Communications Co., Ltd.......................     2,606 $   14,998
    Partner Communications Co., Ltd. ADR..................     1,600      9,120
    Paz Oil Co., Ltd......................................       770    101,468
   *Phoenix Holdings, Ltd. (The)..........................    11,233     23,359
   *Retalix, Ltd..........................................     3,337     65,832
    Shikun & Binui, Ltd...................................    33,554     55,990
   *Strauss Group, Ltd....................................     4,340     49,058
    Super-Sol, Ltd. Series B..............................     7,747     20,927
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR....    17,670    714,221
   *Tower Semiconductor, Ltd..............................     3,963     32,967
   *Union Bank of Israel, Ltd.............................     3,607     11,835
                                                                     ----------
 TOTAL ISRAEL.............................................            4,904,229
                                                                     ----------
 ITALY -- (1.6%)
   *A2A SpA...............................................    90,269     44,480
    ACEA SpA..............................................     8,786     48,349
    Acegas-APS SpA........................................     5,746     41,406
    Alerion Cleanpower SpA................................     2,885     14,088
    Amplifon SpA..........................................    20,340     94,339
    Ansaldo STS SpA.......................................     4,307     35,050
   *Arnoldo Mondadori Editore SpA.........................    24,039     32,503
   *Ascopiave SpA.........................................     6,261     10,786
    Assicurazioni Generali SpA............................    79,557  1,295,503
    Astaldi SpA...........................................    10,298     66,299
    Atlantia SpA..........................................     5,870     97,089
    Autogrill SpA.........................................    12,573    128,701
    Azimut Holding SpA....................................    13,319    169,205
   *Banca Carige SpA......................................   118,020    109,260
    Banca Generali SpA....................................     5,417     79,553
  #*Banca Monte Dei Paschi di Siena SpA................... 1,189,713    328,873
    Banca Piccolo Credito Valtellinese Scarl..............    51,777     82,447
    Banca Popolare dell'Emilia Romagna Scarl..............    65,573    390,752
   *Banca Popolare dell'Etruria e del Lazio Scarl.........    10,618     11,712
   *Banca Popolare di Milano Scarl........................   759,714    418,651
    Banca Popolare di Sondrio Scarl.......................    61,896    354,511
    Banca Profilo SpA.....................................    61,003     19,060
    Banco di Desio e della Brianza SpA....................     7,525     19,994
   *Banco Popolare Scarl..................................   319,968    510,596
    BasicNet SpA..........................................     9,483     21,756
    Brembo SpA............................................     7,759     79,219
   *Brioschi Sviluppo Immobiliare SpA.....................   129,433     14,704
    Buzzi Unicem SpA......................................    17,976    213,907
    C.I.R. SpA - Compagnie Industriali Riunite............    86,022     98,500
    Cementir Holding SpA..................................    16,325     34,446
    Credito Bergamasco SpA................................     1,348     24,572
    Credito Emiliano SpA..................................    14,750     71,240
    Danieli & Co. SpA.....................................     4,275    122,457
    Datalogic SpA.........................................     2,581     22,150
    Davide Campari - Milano SpA...........................    36,106    293,022
    De Longhi SpA.........................................     5,495     73,262
   *DeA Capital SpA.......................................     3,397      5,640
    DiaSorin SpA..........................................     2,217     74,450
   *EI Towers SpA.........................................     2,096     55,324
   *Enel Green Power SpA..................................    90,617    154,342
    Enel SpA..............................................   122,254    460,375
   *Engineering Ingegneria Informatica SpA................       937     33,152
    Eni SpA...............................................    43,666  1,004,789
    Eni SpA Sponsored ADR.................................    35,048  1,608,353
    ERG SpA...............................................    13,974    101,450
    Esprinet SpA..........................................     6,596     26,994
   *Eurotech SpA..........................................    11,463     16,815

                                     1144

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
 ITALY -- (Continued)
    Falck Renewables SpA....................................  11,517 $   14,071
    Fiat Industrial SpA.....................................  25,864    280,338
  #*Fiat SpA................................................ 176,742    864,971
  #*Finmeccanica SpA........................................ 105,670    524,059
   *Fondiaria-Sai SpA.......................................  67,284     87,512
   *Gemina SpA..............................................  98,708     94,254
    Geox SpA................................................  12,742     36,433
    Gruppo Editoriale L'Espresso SpA........................  19,872     19,732
    Hera SpA................................................  62,720    105,741
    Immsi SpA...............................................  36,255     18,053
    Impregilo SpA...........................................  92,088    371,867
    Indesit Co. SpA.........................................  11,542     71,598
    Industria Macchine Automatiche SpA......................   1,478     25,887
    Interpump Group SpA.....................................  11,739     89,348
    Intesa Sanpaolo SpA..................................... 680,598  1,096,366
    Intesa Sanpaolo SpA Sponsored ADR.......................     200      1,930
    Iren SpA................................................  44,683     25,187
    Italcementi SpA.........................................  17,174     86,918
   *Italmobiliare SpA.......................................   1,543     23,790
  #*Juventus Football Club SpA.............................. 149,340     41,568
   *KME Group SpA........................................... 131,121     59,382
   *Landi Renzo SpA.........................................   9,013     16,409
    Lottomatica Group SpA...................................  11,013    237,037
    Luxottica Group SpA.....................................   1,046     39,923
    Luxottica Group SpA Sponsored ADR.......................   2,300     87,538
   *Maire Tecnimont SpA..................................... 105,175     83,974
    MARR SpA................................................   3,171     29,952
    Mediaset SpA............................................ 129,377    227,264
    Mediobanca SpA.......................................... 101,482    580,240
    Mediolanum SpA..........................................  29,726    145,925
   *Milano Assicurazioni SpA................................ 164,071     69,844
    Nice SpA................................................   1,842      6,120
    Parmalat SpA............................................ 146,767    332,624
    Piaggio & C. SpA........................................  25,772     63,558
   *Pininfarina SpA.........................................   1,514      6,079
   #Pirelli & C. SpA........................................  31,874    370,266
   *Prelios SpA............................................. 165,502     17,794
   *Premafin Finanziaria SpA................................  62,392     12,602
    Prysmian SpA............................................  14,297    275,658
   *RCS MediaGroup SpA......................................   8,793     16,033
    Recordati SpA...........................................  15,638    125,294
    Reply SpA...............................................     882     22,948
    Sabaf SpA...............................................   1,349     15,272
   *Safilo Group SpA........................................   6,201     52,418
    Saipem SpA..............................................   5,595    252,104
   *Saras SpA...............................................  72,001     96,351
    Snam SpA................................................  47,891    212,221
   *Societa Cattolica di Assicurazioni Scrl.................   8,310    129,494
    Societa Iniziative Autostradali e Servizi SpA...........   9,819     81,766
    Sogefi SpA..............................................  11,540     27,718
    Sol SpA.................................................  11,034     66,838
   *Sorin SpA...............................................  55,777    130,842
   *Telecom Italia Media SpA................................  35,176      7,489
    Telecom Italia SpA...................................... 733,354    676,600
    Telecom Italia SpA Sponsored ADR........................  48,868    449,097
    Tenaris SA ADR..........................................   8,006    301,186
    Terna Rete Elettrica Nazionale SpA......................  42,552    159,986
  #*Tiscali SpA.............................................  91,625      5,347
    Tod's SpA...............................................     719     84,274
    Trevi Finanziaria SpA...................................   3,901     26,362
   *UniCredit SpA........................................... 315,538  1,395,672

                                     1145

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
ITALY -- (Continued)
   Unione di Banche Italiane ScpA.......................... 178,824 $   704,422
  *Unipol Gruppo Finanziario SpA...........................  56,973     124,736
   Vittoria Assicurazioni SpA..............................   3,672      22,312
  *Yoox SpA................................................   4,630      70,163
   Zignago Vetro SpA.......................................   1,366       7,919
                                                                    -----------
TOTAL ITALY................................................          20,820,802
                                                                    -----------
JAPAN -- (13.5%)
   77 Bank, Ltd. (The).....................................  76,000     289,419
   A&D Co., Ltd............................................   5,400      17,386
   ABC-Mart, Inc...........................................   1,200      52,628
   Accordia Golf Co., Ltd..................................     224     159,423
   Achilles Corp...........................................  26,000      33,551
   Adeka Corp..............................................  19,100     144,050
  *Aderans Co., Ltd........................................   2,700      35,333
   Advantest Corp..........................................   7,800      98,655
   Advantest Corp. ADR.....................................   3,900      48,984
  #Aeon Co., Ltd...........................................  40,100     437,352
   Aeon Delight Co., Ltd...................................   1,500      30,864
   Aeon Fantasy Co., Ltd...................................   3,700      49,567
   Aeon Mall Co., Ltd......................................   1,800      46,688
   Agrex, Inc..............................................     600       5,793
   Ahresty Corp............................................   1,700       6,798
   Ai Holdings Corp........................................   8,200      52,202
   Aica Kogyo Co., Ltd.....................................   7,700     130,351
   Aichi Bank, Ltd. (The)..................................   1,900     105,195
   Aichi Corp..............................................   8,300      33,099
   Aichi Steel Corp........................................  21,000      78,201
   Aida Engineering, Ltd...................................  17,800     113,301
   Ain Pharmaciez, Inc.....................................   1,000      70,813
   Aiphone Co., Ltd........................................   2,500      43,326
   Air Water, Inc..........................................   9,000     112,772
   Airport Facilities Co., Ltd.............................  10,300      47,495
   Aisan Industry Co., Ltd.................................   4,900      37,282
   Aisin Seiki Co., Ltd....................................   9,500     277,441
   Ajinomoto Co., Inc......................................  50,000     763,396
   Akebono Brake Industry Co., Ltd.........................  13,200      56,892
   Akita Bank, Ltd. (The)..................................  43,000     118,036
   Alconix Corp............................................   2,100      34,455
   Alfresa Holdings Corp...................................   8,500     384,268
   All Nippon Airways Co., Ltd.............................  51,000     108,014
   Allied Telesis Holdings K.K.............................  38,200      34,007
  #Alpen Co., Ltd..........................................   4,500      82,556
   Alpha Systems, Inc......................................   1,080      12,755
   Alpine Electronics, Inc.................................  11,100      96,473
   Alps Electric Co., Ltd..................................  36,000     212,834
   Alps Logistics Co., Ltd.................................   2,200      21,693
   Amada Co., Ltd..........................................  74,000     375,749
   Amano Corp..............................................  13,500     110,791
   Amiyaki Tei Co., Ltd....................................       1       2,474
   Amuse, Inc..............................................   2,600      49,854
   Ando Corp...............................................  14,000      15,790
   Anest Iwata Corp........................................   5,000      18,941
  #Anritsu Corp............................................  18,000     226,432
   AOC Holdings, Inc.......................................  10,500      36,052
   AOI Electronic Co., Ltd.................................   1,100      16,244
   AOKI Holdings, Inc......................................   4,000      88,920
   Aomori Bank, Ltd. (The).................................  41,000     121,774
   Aoyama Trading Co., Ltd.................................  14,700     290,506
   Aozora Bank, Ltd........................................  80,000     225,601
   Arakawa Chemical Industries, Ltd........................   3,900      30,371

                                     1146

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CONTINUED


                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
  *Arata Corp.................................................   3,000 $ 12,289
   Arcland Sakamoto Co., Ltd..................................   2,200   31,888
   Arcs Co., Ltd..............................................   7,500  158,297
   Ariake Japan Co., Ltd......................................   2,200   46,911
   Arisawa Manufacturing Co., Ltd.............................   7,000   16,654
   Arnest One Corp............................................   8,300  123,138
   As One Corp................................................   2,100   43,410
  #Asahi Co., Ltd.............................................   2,000   30,087
   Asahi Diamond Industrial Co., Ltd..........................  10,600   93,873
   Asahi Glass Co., Ltd.......................................  85,000  577,816
   Asahi Group Holdings, Ltd..................................  12,200  278,443
   Asahi Holdings, Inc........................................   3,100   52,284
   Asahi Kasei Corp........................................... 102,000  561,128
   Asahi Organic Chemicals Industry Co., Ltd..................  15,000   35,525
   Asatsu-DK, Inc.............................................   5,400  124,072
   Asax Co., Ltd..............................................       1      974
   Asics Corp.................................................   5,000   72,664
   ASKA Pharmaceutical Co., Ltd...............................   6,000   31,265
   ASKUL Corp.................................................   2,000   30,047
   Astellas Pharma, Inc.......................................   5,600  278,531
   Atom Corp..................................................     300    1,519
   Atsugi Co., Ltd............................................  29,000   33,071
   Autobacs Seven Co., Ltd....................................   5,300  217,491
   Avex Group Holdings, Inc...................................   4,700   92,952
   Awa Bank, Ltd. (The).......................................  41,000  245,054
   Azbil Corp.................................................   8,900  182,072
   Bando Chemical Industries, Ltd.............................  16,000   48,716
   Bank of Iwate, Ltd. (The)..................................   3,000  139,057
   Bank of Kyoto, Ltd. (The)..................................  39,000  335,215
   Bank of Nagoya, Ltd. (The).................................  27,000   92,432
   Bank of Okinawa, Ltd. (The)................................   5,500  228,955
   Bank of Saga, Ltd. (The)...................................  25,000   54,840
   Bank of the Ryukyus, Ltd...................................   7,700   96,828
   Bank of Yokohama, Ltd. (The)............................... 151,000  694,909
   Belc Co., Ltd..............................................   1,500   22,155
   Belluna Co., Ltd...........................................   5,950   44,151
   Benesse Holdings, Inc......................................   1,200   57,802
  *Best Denki Co., Ltd........................................  13,000   18,102
  #Bic Camera, Inc............................................      89   43,483
   BML, Inc...................................................   1,300   32,769
   Bookoff Corp...............................................   3,500   28,856
   Bridgestone Corp...........................................  20,600  481,196
   Brother Industries, Ltd....................................  27,500  259,354
   Bunka Shutter Co., Ltd.....................................  11,000   46,966
   CAC Corp...................................................   4,000   33,681
   Calsonic Kansei Corp.......................................  30,000  121,250
   Canon Electronics, Inc.....................................   2,800   59,007
   Canon Marketing Japan, Inc.................................  14,100  205,500
  #Canon, Inc. Sponsored ADR..................................   9,399  302,178
   Capcom Co., Ltd............................................   1,600   30,515
  #Casio Computer Co., Ltd....................................  41,200  315,282
   Cawachi, Ltd...............................................   3,200   68,261
   Central Glass Co., Ltd.....................................  64,000  185,239
   Central Japan Railway Co., Ltd.............................   2,000  172,108
   Century Tokyo Leasing Corp.................................  10,100  200,532
   Chiba Bank, Ltd. (The).....................................  96,000  560,752
  *Chiba Kogyo Bank, Ltd. (The)...............................   6,600   33,106
   Chino Corp.................................................   1,000    2,457
   Chiyoda Co., Ltd...........................................   4,900  140,166
   Chiyoda Corp...............................................  10,000  161,533
   Chiyoda Integre Co., Ltd...................................   3,700   38,125

                                     1147

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
  #Chori Co., Ltd.............................................   3,500 $ 38,249
   Chubu Electric Power Co., Ltd..............................   9,300   95,829
   Chubu Shiryo Co., Ltd......................................   6,000   38,373
   Chuetsu Pulp & Paper Co., Ltd..............................  20,000   34,082
   Chugai Pharmaceutical Co., Ltd.............................   2,500   50,653
  #Chugai Ro Co., Ltd.........................................  14,000   37,535
   Chugoku Bank, Ltd. (The)...................................  23,000  316,538
   Chugoku Electric Power Co., Ltd. (The).....................   7,400   79,601
   Chugoku Marine Paints, Ltd.................................  14,000   69,117
   Chukyo Bank, Ltd. (The)....................................  26,000   58,589
   Chuo Denki Kogyo Co., Ltd..................................   5,100   17,257
   Chuo Spring Co., Ltd.......................................   4,000   13,652
   Citizen Holdings Co., Ltd..................................  62,600  317,711
   CKD Corp...................................................  11,200   57,128
   Cleanup Corp...............................................   3,400   22,297
   CMIC Holdings Co., Ltd.....................................   2,000   30,536
   CMK Corp...................................................  11,500   37,531
   Coca-Cola Central Japan Co., Ltd...........................   6,100   74,978
   Coca-Cola West Co., Ltd....................................  13,700  210,022
   Cocokara fine, Inc.........................................   4,300  144,813
   Colowide Co., Ltd..........................................   6,000   53,133
   Computer Engineering & Consulting, Ltd.....................   6,400   36,745
   COMSYS Holdings Corp.......................................  21,400  284,481
   Corona Corp................................................   2,600   32,043
   Cosel Co., Ltd.............................................   4,000   51,651
   Cosmo Oil Co., Ltd......................................... 128,000  227,664
   Cosmos Pharmaceutical Corp.................................     900   88,756
   Credit Saison Co., Ltd.....................................  23,000  505,403
   Dai Nippon Printing Co., Ltd...............................  72,000  510,196
   Dai Nippon Toryo, Ltd......................................  11,000   11,592
   Daibiru Corp...............................................   9,600   77,671
   Daicel Corp................................................  70,000  420,272
   Dai-Dan Co., Ltd...........................................   9,000   53,171
   Daido Kogyo Co., Ltd.......................................  11,553   18,549
   Daido Metal Co., Ltd.......................................   5,000   34,217
   Daido Steel Co., Ltd.......................................  50,000  216,836
   Daidoh, Ltd................................................   4,000   22,841
  *Daiei, Inc. (The)..........................................  27,800   52,609
   Daifuku Co., Ltd...........................................  17,500   87,483
   Daihatsu Motor Co., Ltd....................................   8,000  140,010
   Daihen Corp................................................  15,000   40,201
   Daiho Corp.................................................   8,000    9,327
 #*Daiichi Chuo K.K...........................................  24,000   18,942
   Daiichi Jitsugyo Co., Ltd..................................  12,000   50,214
   Daiichi Kogyo Seiyaku Co., Ltd.............................   6,000   14,593
   Dai-ichi Life Insurance Co., Ltd. (The)....................     129  148,734
   Daiichi Sankyo Co., Ltd....................................   8,600  131,632
   Daiken Corp................................................  20,000   44,122
   Daiki Aluminium Industry Co., Ltd..........................  10,000   25,821
   Daikin Industries, Ltd.....................................   7,000  193,775
   Daikoku Denki Co., Ltd.....................................   2,100   53,167
   Daikyo, Inc................................................  44,000  117,385
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd....  15,000   62,951
   Dainippon Screen Manufacturing Co., Ltd....................  20,000  121,129
   Dainippon Sumitomo Pharma Co., Ltd.........................  17,600  202,432
   Daio Paper Corp............................................  20,000  110,479
   Daisan Bank, Ltd. (The)....................................  34,000   60,434
   Daiseki Co., Ltd...........................................   4,700   63,399
   Daishi Bank, Ltd. (The)....................................  63,000  208,180
   Daiso Co., Ltd.............................................  15,000   41,559
   Daisyo Corp................................................   2,500   31,401

                                     1148

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
   Daito Bank, Ltd. (The).....................................  15,000 $ 13,151
   Daito Pharmaceutical Co., Ltd..............................     600   10,278
   Daito Trust Construction Co., Ltd..........................   1,700  171,593
   Daiwa House Industry Co., Ltd..............................  46,000  697,601
   Daiwa Industries, Ltd......................................   5,100   21,673
   Daiwa Securities Group, Inc................................ 212,000  845,702
   Daiwabo Holdings Co., Ltd..................................  30,000   55,590
   DCM Holdings Co., Ltd......................................  16,000  109,019
  #Dena Co., Ltd..............................................   1,500   46,816
   Denki Kagaku Kogyo K.K..................................... 109,000  336,562
   Denki Kogyo Co., Ltd.......................................  16,000   73,604
   Denso Corp.................................................  16,200  508,633
   Dentsu, Inc................................................   7,000  165,352
   Denyo Co., Ltd.............................................   5,400   57,232
   Descente, Ltd..............................................  11,000   64,378
   DIC Corp...................................................  74,000  136,448
   Disco Corp.................................................   2,700  133,240
   Don Quijote Co., Ltd.......................................   2,200   86,705
   Doshisha Co., Ltd..........................................   3,000   83,496
   Doutor Nichires Holdings Co., Ltd..........................   6,300   79,299
   Dowa Holdings Co., Ltd.....................................  24,000  160,142
  #Dr. Ci:Labo Co., Ltd.......................................       7   22,499
   DTS Corp...................................................   3,900   53,876
   Dunlop Sports Co., Ltd.....................................   3,300   42,066
   Duskin Co., Ltd............................................   9,600  182,327
   Dwango Co., Ltd............................................      22   36,388
  #eAccess, Ltd...............................................     403  203,380
   Eagle Industry Co., Ltd....................................   6,000   37,540
   Earth Chemical Co., Ltd....................................     200    7,426
   East Japan Railway Co......................................   5,100  350,047
   Ebara Corp.................................................  86,000  337,261
  #Edion Corp.................................................  26,100  111,546
   Ehime Bank, Ltd. (The).....................................  33,000   84,382
   Eidai Co., Ltd.............................................   4,000   16,039
   Eighteenth Bank, Ltd. (The)................................  35,000   91,766
   Eiken Chemical Co., Ltd....................................   1,600   21,986
   Eisai Co., Ltd.............................................   2,100   93,432
   Eizo Nanao Corp............................................   2,900   45,497
   Electric Power Development Co., Ltd........................   3,000   76,842
   Elematec Corp..............................................     952   12,180
   Enplas Corp................................................   3,500  125,030
   EPS Corp...................................................      18   53,718
   ESPEC Corp.................................................   5,900   47,278
   Excel Co., Ltd.............................................   1,900   15,969
   Exedy Corp.................................................   9,700  189,605
   Ezaki Glico Co., Ltd.......................................   9,000  101,481
   F&A Aqua Holdings, Inc.....................................   2,600   30,745
   Faith, Inc.................................................      50    5,276
   FamilyMart Co., Ltd........................................   1,400   67,845
   Fancl Corp.................................................  11,500  123,579
   FANUC Corp.................................................   1,300  207,111
   Fast Retailing Co., Ltd....................................     400   89,068
   FCC Co., Ltd...............................................   5,700  102,370
 #*FDK Corp...................................................  21,000   16,835
   Felissimo Corp.............................................     600    7,578
   FIDEA Holdings Co., Ltd....................................  22,300   44,151
   Foster Electric Co., Ltd...................................   4,700   68,435
   FP Corp....................................................   1,000   75,174
   France Bed Holdings Co., Ltd...............................  27,000   57,252
   F-Tech, Inc................................................     400    6,282
  *Fudo Tetra Corp............................................  19,500   25,691

                                     1149

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
   Fuji Co., Ltd..............................................   2,400 $ 50,622
   Fuji Corp, Ltd.............................................   4,000   21,523
   Fuji Electric Co., Ltd..................................... 120,000  243,439
   Fuji Electronics Co., Ltd..................................   1,500   20,099
   Fuji Furukawa Engineering & Construction Co., Ltd..........   1,000    2,192
  #Fuji Heavy Industries, Ltd.................................  76,000  732,648
  *Fuji Kiko Co., Ltd.........................................   4,000   12,388
   Fuji Media Holdings, Inc...................................      61   90,339
   Fuji Oil Co., Ltd..........................................  11,200  149,074
   Fuji Seal International, Inc...............................   4,300   91,606
   Fuji Soft, Inc.............................................   4,400   93,414
  #Fujibo Holdings, Inc.......................................  13,000   53,718
   Fujicco Co., Ltd...........................................   4,000   51,302
   FUJIFILM Holdings Corp.....................................  30,300  511,475
   Fujikura Kasei Co., Ltd....................................   5,300   22,411
   Fujikura, Ltd..............................................  66,000  183,651
   Fujimi, Inc................................................   2,700   52,726
   Fujimori Kogyo Co., Ltd....................................   2,700   63,966
   Fujitec Co., Ltd...........................................  13,000   77,904
   Fujitsu Frontech, Ltd......................................   5,600   29,725
   Fujitsu General, Ltd.......................................   7,000   60,781
   Fujitsu, Ltd............................................... 117,500  452,064
   Fukuda Corp................................................   3,000   11,389
   Fukui Bank, Ltd. (The).....................................  45,000   94,870
   Fukuoka Financial Group, Inc...............................  91,400  357,427
   Fukushima Bank, Ltd. (The).................................  41,000   26,190
   Fukushima Industries Corp..................................   1,100   19,348
   Fukuyama Transporting Co., Ltd.............................  39,000  204,719
   Funai Consulting, Inc......................................   3,700   24,334
  *Furukawa Co., Ltd..........................................  73,000   64,960
  *Furukawa Electric Co., Ltd................................. 159,000  317,075
   Furukawa-Sky Aluminum Corp.................................  18,000   42,216
   Furusato Industries, Ltd...................................   1,000    8,772
   Fuso Pharmaceutical Industries, Ltd........................  13,000   41,989
  *Futaba Industrial Co., Ltd.................................  16,700   62,776
   Fuyo General Lease Co., Ltd................................   3,100   86,745
   Gakken Holdings Co., Ltd...................................  21,000   57,597
   Gecoss Corp................................................   3,400   23,063
   Geo Holdings Corp..........................................      57   64,065
   Glory, Ltd.................................................  14,100  342,210
   GMO Internet, Inc..........................................   7,900   55,294
   Godo Steel, Ltd............................................  28,000   41,750
   Goldcrest Co., Ltd.........................................   3,510   52,775
  #Goldwin, Inc...............................................  13,000   79,653
  *Gourmet Kineya Co., Ltd....................................   3,000   19,614
  #GS Yuasa Corp..............................................  35,000  136,440
   GSI Creos Corp.............................................  29,000   39,213
   G-Tekt Corp................................................     400    7,615
   Gulliver International Co., Ltd............................     980   37,523
   Gun Ei Chemical Industry Co., Ltd..........................   2,000    4,860
   Gunma Bank, Ltd. (The).....................................  79,000  381,128
   Gunze, Ltd.................................................  39,000   97,671
   H2O Retailing Corp.........................................  19,000  195,445
   Hachijuni Bank, Ltd. (The).................................  50,000  258,290
   Hakudo Co., Ltd............................................   2,800   26,064
   Hakuhodo DY Holdings, Inc..................................   4,270  255,895
   Hakuto Co., Ltd............................................   5,400   49,194
   Hamakyorex Co., Ltd........................................     700   21,822
   Hamamatsu Photonics K.K....................................   4,200  145,616
   Hankyu Hanshin Holdings, Inc............................... 105,000  581,268
   Hanwa Co., Ltd.............................................  41,000  143,321

                                     1150

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CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Happinet Corp............................................   5,000 $   42,159
   Harashin Narus Holdings Co., Ltd.........................   2,200     40,991
  *Haseko Corp.............................................. 133,500     85,218
  #Hazama Corp..............................................  33,800     74,937
   Heiwa Corp...............................................   5,600     88,017
   Heiwa Real Estate Co., Ltd...............................   8,500     99,437
   Heiwado Co., Ltd.........................................   9,300    129,418
   Hibiya Engineering, Ltd..................................   6,000     67,708
   Hiday Hidaka Corp........................................   2,880     47,045
   Higashi-Nippon Bank, Ltd.................................  26,000     56,070
   Higo Bank, Ltd. (The)....................................  45,000    265,562
   Hikari Tsushin, Inc......................................   4,000    221,015
  *HI-LEX Corp..............................................     200      2,974
   Hino Motors, Ltd.........................................  13,000    100,488
   Hioki EE Corp............................................   2,200     37,549
   Hiroshima Bank, Ltd. (The)............................... 125,000    444,647
   Hisaka Works, Ltd........................................   5,000     34,788
   Hisamitsu Pharmaceutical Co., Inc........................   1,000     51,706
  *Hitachi Cable, Ltd.......................................  33,000     43,367
   Hitachi Capital Corp.....................................  11,100    213,171
   Hitachi Chemical Co., Ltd................................  14,200    200,269
   Hitachi Construction Machinery Co., Ltd..................   9,200    151,253
   Hitachi High-Technologies Corp...........................  12,800    280,523
   Hitachi Koki Co., Ltd....................................  17,900    128,394
   Hitachi Kokusai Electric, Inc............................  10,000     67,844
   Hitachi Medical Corp.....................................   6,000     73,734
   Hitachi Metals, Ltd......................................  12,000    112,425
   Hitachi Tool Engineering, Ltd............................   1,400     13,100
   Hitachi Transport System, Ltd............................   8,500    127,593
   Hitachi Zosen Corp....................................... 165,500    207,362
   Hitachi, Ltd. ADR........................................  10,080    528,797
   Hodogaya Chemical Co., Ltd...............................   8,000     14,937
   Hogy Medical Co., Ltd....................................   2,000    102,327
   Hokkaido Electric Power Co., Inc.........................  21,100    173,768
   Hokkaido Gas Co., Ltd....................................   7,000     19,820
   Hokkan Holdings, Ltd.....................................  15,000     42,290
   Hokko Chemical Industry Co., Ltd.........................   7,000     19,214
   Hokkoku Bank, Ltd. (The).................................  53,000    191,338
   Hokuetsu Bank, Ltd. (The)................................  35,000     67,108
   Hokuetsu Kishu Paper Co., Ltd............................  23,500    120,409
   Hokuhoku Financial Group, Inc............................ 233,000    370,455
   Hokuriku Electric Industry Co., Ltd......................  15,000     16,365
   Hokuriku Electric Power Co., Inc.........................  10,400    103,288
   Hokuto Corp..............................................   2,000     39,975
   Honda Motor Co., Ltd.....................................  23,700    712,499
   Honda Motor Co., Ltd. Sponsored ADR......................  37,467  1,130,005
  #Honeys Co., Ltd..........................................   1,400     22,307
   Horiba, Ltd..............................................   3,600     98,228
   Hoshizaki Electric Co., Ltd..............................   4,100    111,635
   Hosiden Corp.............................................  20,100    109,007
   Hosokawa Micron Corp.....................................   5,000     27,667
   House Foods Corp.........................................  13,100    211,426
   Howa Machinery, Ltd......................................   5,000      4,704
   Hoya Corp................................................   5,800    117,465
   Hyakugo Bank, Ltd. (The).................................  47,000    205,667
   Hyakujishi Bank, Ltd. (The)..............................  48,000    188,183
   Ibiden Co., Ltd..........................................  24,000    302,656
   IBJ Leasing Co., Ltd.....................................   3,700     93,516
  #Ichibanya Co., Ltd.......................................     500     16,054
  *Ichikoh Industries, Ltd..................................   6,000      8,441
   Ichinen Holdings Co., Ltd................................     600      3,641

                                     1151

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CONTINUED



                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
   Ichiyoshi Securities Co., Ltd..............................   5,000 $ 26,139
   Idec Corp..................................................   6,400   50,255
   Idemitsu Kosan Co., Ltd....................................   2,900  249,594
   Ihara Chemical Industry Co., Ltd...........................   6,000   28,380
   IHI Corp................................................... 115,000  242,186
   Iida Home Max Co., Ltd.....................................   4,800   42,350
   Iino Kaiun Kaisha, Ltd.....................................  18,300   52,261
   Imasen Electric Industrial Co., Ltd........................   3,000   34,829
   Imperial Hotel, Ltd........................................     550   14,525
   Inaba Denki Sangyo Co., Ltd................................   3,600   98,273
   Inaba Seisakusho Co., Ltd..................................   3,500   43,015
   Inabata & Co., Ltd.........................................  12,900   83,378
   Inageya Co., Ltd...........................................   5,200   63,547
   Ines Corp..................................................   8,100   51,682
   Information Services International-Dentsu, Ltd.............   3,600   31,386
   Innotech Corp..............................................   2,100    8,768
   Inpex Corp.................................................     122  695,018
   Intage, Inc................................................     100    2,065
   Internet Initiative Japan, Inc.............................   3,000   78,387
   Ise Chemical Corp..........................................   3,000   18,850
   Iseki & Co., Ltd...........................................  37,000   84,887
   Isetan Mitsukoshi Holdings, Ltd............................  45,500  445,380
  *Ishihara Sangyo Kaisha, Ltd................................  73,000   56,702
   Isuzu Motors, Ltd..........................................  98,000  518,379
   IT Holdings Corp...........................................  18,700  233,059
   ITC Networks Corp..........................................     200    1,603
   Ito En, Ltd................................................   1,700   31,990
   ITOCHU Corp................................................  48,600  486,465
   Itochu Enex Co., Ltd.......................................   9,100   47,577
   Itochu Techno-Solutions Corp...............................   3,500  181,076
   Itochu-Shokuhin Co., Ltd...................................     900   32,901
   Itoham Foods, Inc..........................................  30,000  119,886
  #Itoki Corp.................................................  10,000   62,209
   Iwai Cosmo Holdings, Inc...................................   2,200    7,464
  *Iwasaki Electric Co., Ltd..................................  16,000   22,880
   Iwatani Corp...............................................  25,000   97,984
  *Iwatsu Electric Co., Ltd...................................  10,000    7,017
   Iyo Bank, Ltd. (The).......................................  42,843  331,252
   Izumi Co., Ltd.............................................   6,200  150,664
   Izumiya Co., Ltd...........................................  13,000   64,342
   J. Front Retailing Co., Ltd................................  62,000  322,412
   Jalux, Inc.................................................     800    8,350
   Jamco Corp.................................................   2,000    9,638
  *Janome Sewing Machine Co., Ltd.............................  20,000   14,282
   Japan Airport Terminal Co., Ltd............................   9,100   98,918
   Japan Aviation Electronics Industry, Ltd...................  12,000   95,671
   Japan Cash Machine Co., Ltd................................   4,900   41,767
   Japan Digital Laboratory Co., Ltd..........................   4,100   42,726
   Japan Drilling Co., Ltd....................................     800   23,162
   Japan Electronic Materials Corp............................   2,100    9,944
   Japan Pulp & Paper Co., Ltd................................  19,000   56,638
 #*Japan Radio Co., Ltd.......................................   9,000   20,650
   Japan Steel Works, Ltd. (The)..............................  24,000  142,268
   Japan Tobacco, Inc.........................................   7,400  204,627
   Japan Transcity Corp.......................................  15,000   51,307
   Japan Vilene Co., Ltd......................................  10,000   42,471
   Japan Wool Textile Co., Ltd. (The).........................  13,000   89,251
  *Jeol, Ltd..................................................  17,000   35,386
  #JFE Holdings, Inc..........................................  36,832  519,844
   JGC Corp...................................................   4,000  137,622
   Jidosha Buhin Kogyo Co., Ltd...............................   3,000    9,391

                                     1152

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CONTINUED


                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
  *Jimoto Holdings, Inc.......................................   7,000 $ 11,254
   JMS Co., Ltd...............................................   2,000    6,258
   J-Oil Mills, Inc...........................................  18,000   46,694
  #Joshin Denki Co., Ltd......................................   6,000   65,703
   Joyo Bank, Ltd. (The)......................................  82,000  396,841
   JSP Corp...................................................   6,600   85,414
   JSR Corp...................................................   8,500  145,804
   JTEKT Corp.................................................  35,700  268,092
  #Juki Corp..................................................  31,000   38,062
   Juroku Bank, Ltd...........................................  56,000  181,723
   JVC Kenwood Holdings, Inc..................................  28,100   99,741
   JX Holdings, Inc........................................... 160,968  857,326
   kabu.com Securities Co., Ltd...............................   5,900   16,285
  #Kadokawa Group Holdings, Inc...............................   3,900  119,886
   Kaga Electronics Co., Ltd..................................   5,000   45,553
   Kagome Co., Ltd............................................   2,800   57,088
   Kagoshima Bank, Ltd. (The).................................  33,000  210,394
   Kajima Corp................................................  86,000  238,175
   Kakaku.com, Inc............................................   2,200   75,307
   Kaken Pharmaceutical Co., Ltd..............................   9,000  139,399
   Kameda Seika Co., Ltd......................................   2,100   52,132
   Kamei Corp.................................................   7,000   60,478
   Kamigumi Co., Ltd..........................................  53,000  427,446
   Kanagawa Chuo Kotsu Co., Ltd...............................   7,000   41,198
   Kanamoto Co., Ltd..........................................   8,000   97,634
   Kandenko Co., Ltd..........................................  19,000   88,492
   Kaneka Corp................................................  62,000  302,454
  *Kanematsu Corp.............................................  56,000   66,058
   Kanematsu Electronics, Ltd.................................   4,900   54,449
   Kansai Electric Power Co., Inc.............................  22,400  172,288
   Kansai Paint Co., Ltd......................................  27,000  290,850
  *Kansai Urban Banking Corp..................................  13,000   15,976
   Kanto Denka Kogyo Co., Ltd.................................  12,000   18,968
   Kanto Natural Gas Development Co., Ltd.....................   6,000   31,741
   Kao Corp...................................................   3,000   84,275
  #Kappa Create Holdings Co., Ltd.............................   1,450   31,249
   Kasai Kogyo Co., Ltd.......................................   7,000   28,477
   Kasumi Co., Ltd............................................   8,000   52,219
  *Katakura Industries Co., Ltd...............................   4,600   39,749
   Kato Sangyo Co., Ltd.......................................   5,700  103,096
   Kato Works Co., Ltd........................................  15,000   41,413
   Kawai Musical Instruments Manufacturing Co., Ltd...........  21,000   43,951
   Kawasaki Heavy Industries, Ltd............................. 150,000  308,568
  *Kawasaki Kisen Kaisha, Ltd................................. 245,000  310,553
   Kawasumi Laboratories, Inc.................................   1,000    5,451
   KDDI Corp..................................................   4,300  334,025
   Keihan Electric Railway Co., Ltd...........................  10,000   48,342
   Keihanshin Building Co., Ltd...............................   1,200    5,746
   Keihin Corp................................................   9,400  113,484
   Keikyu Corp................................................  14,000  131,854
   Keio Corp..................................................  17,000  129,018
   Keisei Electric Railway Co., Ltd...........................  22,000  201,690
   Keiyo Bank, Ltd. (The).....................................  49,000  214,816
   Keiyo Co., Ltd.............................................   6,000   32,015
  *Kenedix, Inc...............................................     545   70,805
   Kewpie Corp................................................  16,100  265,902
   Key Coffee, Inc............................................   2,800   54,444
   Keyence Corp...............................................     352   93,452
   Kikkoman Corp..............................................  23,000  305,389
   Kimoto Co., Ltd............................................   4,600   24,571
   Kinden Corp................................................  28,000  175,307

                                     1153

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
   Kinki Sharyo Co., Ltd......................................   6,000 $ 19,334
   Kintetsu Corp..............................................  47,000  184,192
   Kintetsu World Express, Inc................................   1,600   45,065
  #Kinugawa Rubber Industrial Co., Ltd........................  14,000   81,886
   Kirin Holdings Co., Ltd....................................  36,940  463,713
   Kisoji Co., Ltd............................................   2,100   43,070
   Kitagawa Iron Works Co., Ltd...............................  27,000   44,996
   Kita-Nippon Bank, Ltd. (The)...............................   1,300   35,516
   Kitano Construction Corp...................................  11,000   26,597
   Kito Corp..................................................      11    9,208
   Kitz Corp..................................................  17,900   75,597
   Kiyo Holdings, Inc......................................... 157,000  214,570
   Koa Corp...................................................   7,200   56,309
   Koatsu Gas Kogyo Co., Ltd..................................   8,000   41,628
   Kobayashi Pharmaceutical Co., Ltd..........................   1,400   73,883
  *Kobe Steel, Ltd............................................ 303,000  265,991
   Kohnan Shoji Co., Ltd......................................   6,600   79,917
   Kohsoku Corp...............................................   2,200   18,885
   Koito Manufacturing Co., Ltd...............................  17,000  211,164
   Kojima Co., Ltd............................................   8,800   30,756
   Kokuyo Co., Ltd............................................  16,000  124,314
   KOMAIHALTEC, Inc...........................................  12,000   31,713
   Komatsu Seiren Co., Ltd....................................   9,000   41,726
   Komatsu, Ltd...............................................   8,900  186,496
   Komeri Co., Ltd............................................   5,200  125,507
   Konaka Co., Ltd............................................   5,400   53,333
   Konami Co., Ltd............................................   1,700   39,026
   Konami Corp. ADR...........................................   1,900   43,890
   Kondotec, Inc..............................................   1,500    8,821
   Konica Minolta Holdings, Inc...............................  58,500  389,193
   Konishi Co., Ltd...........................................   4,800   71,946
   Kose Corp..................................................   7,000  151,076
  #KRS Corp...................................................     200    2,356
  *K's Holdings Corp..........................................  10,180  272,232
   Kubota Corp. Sponsored ADR.................................   4,000  205,040
  *Kumagai Gumi Co., Ltd......................................  39,000   35,200
  *Kumiai Chemical Industry Co., Ltd..........................  14,000   63,468
   Kura Corp..................................................     700    9,753
   Kurabo Industries, Ltd.....................................  63,000   97,089
   Kuraray Co., Ltd...........................................  28,000  325,433
   Kureha Corp................................................  25,000   97,227
   Kurimoto, Ltd..............................................  31,000   94,793
   Kurita Water Industries, Ltd...............................   4,700  106,697
   Kuroda Electric Co., Ltd...................................   5,100   57,471
   Kurosaki Harima Corp.......................................  10,000   23,074
   KYB Co., Ltd...............................................  48,000  172,754
   Kyocera Corp...............................................   1,966  172,927
   Kyocera Corp. Sponsored ADR................................   5,322  472,594
   Kyodo Printing Co., Ltd....................................  17,000   38,127
   Kyodo Shiryo Co., Ltd......................................  26,000   29,678
   Kyoei Steel, Ltd...........................................   3,300   51,461
   Kyokuto Kaihatsu Kogyo Co., Ltd............................   6,400   53,302
   Kyokuto Securities Co., Ltd................................   4,700   35,707
  #Kyokuyo Co., Ltd...........................................  10,000   22,193
   KYORIN Holdings, Inc.......................................   9,000  190,277
   Kyoritsu Maintenance Co., Ltd..............................   2,400   51,369
   Kyosan Electric Manufacturing Co., Ltd.....................  12,000   39,092
   Kyoto Kimono Yuzen Co., Ltd................................   1,300   15,718
   Kyowa Exeo Corp............................................  19,600  205,720
   Kyowa Hakko Kirin Co., Ltd.................................  25,000  266,106
   Kyudenko Corp..............................................   8,000   36,204

                                     1154

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CONTINUED

                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
   Kyushu Electric Power Co., Inc.............................  19,000 $144,072
   Lawson, Inc................................................     800   58,792
   LEC, Inc...................................................     300    3,749
  *Leopalace21 Corp...........................................  37,200  112,001
   Life Corp..................................................   2,000   30,890
   Lintec Corp................................................   8,900  153,948
  #Lion Corp..................................................  14,000   80,885
   LIXIL Group Corp...........................................  21,800  481,960
  #Look, Inc..................................................   8,000   39,402
   M3, Inc....................................................      27   51,863
   Macnica, Inc...............................................   2,900   57,138
  #Macromill, Inc.............................................   2,000   24,461
   Maeda Corp.................................................  29,000  128,286
   Maeda Road Construction Co., Ltd...........................  15,000  188,350
   Maezawa Kasei Industries Co., Ltd..........................   1,300   13,581
   Maezawa Kyuso Industries Co., Ltd..........................   2,600   32,875
   Makino Milling Machine Co., Ltd............................  24,000  112,841
   Makita Corp................................................   4,500  178,159
   Makita Corp. Sponsored ADR.................................   5,012  205,492
   Mandom Corp................................................   3,000   79,172
   Mars Engineering Corp......................................   2,700   64,328
   Marubeni Corp.............................................. 115,000  745,187
   Marubun Corp...............................................   1,800    7,506
   Marudai Food Co., Ltd......................................  27,000   94,727
   Maruetsu, Inc. (The).......................................   8,000   26,358
   Maruha Nichiro Holdings, Inc...............................  53,000   87,092
   Marui Group Co., Ltd.......................................  49,300  354,636
   Marusan Securities Co., Ltd................................  11,900   36,784
   Maruwa Co., Ltd............................................   3,400  100,148
   Maruyama Manufacturing Co., Inc............................  14,000   26,857
  *Maruzen CHI Holdings Co., Ltd..............................   3,700   10,251
   Maruzen Showa Unyu Co., Ltd................................  13,000   37,940
   Matsuda Sangyo Co., Ltd....................................   1,900   25,269
   Matsui Securities Co., Ltd.................................  18,400  124,085
   Matsumotokiyoshi Holdings Co., Ltd.........................   7,100  170,981
  *Matsuya Co., Ltd...........................................   2,000   20,977
   Matsuya Foods Co., Ltd.....................................   3,000   54,343
   Max Co., Ltd...............................................   7,000   76,570
   Maxvalu Tokai Co., Ltd.....................................   1,600   22,598
  *Mazda Motor Corp........................................... 305,000  363,780
   Medipal Holdings Corp......................................  30,400  387,158
   Megachips Corp.............................................   1,900   42,449
   Megmilk Snow Brand Co., Ltd................................   6,800  114,812
   Meidensha Corp.............................................  20,000   70,451
   MEIJI Holdings Co., Ltd....................................   8,487  388,315
   Meitec Corp................................................   1,500   33,026
   Meito Sangyo Co., Ltd......................................   1,500   19,077
   Meiwa Estate Co., Ltd......................................   2,200    9,739
  #Meiwa Trading Co., Ltd.....................................   1,000    3,969
  #Melco Holdings, Inc........................................   1,500   31,309
   Michinoku Bank, Ltd. (The).................................  27,000   52,749
   Mie Bank, Ltd. (The).......................................  16,000   34,098
   Mikuni Coca-Cola Bottling Co., Ltd.........................   4,200   34,893
   Milbon Co., Ltd............................................     330   10,676
   Mimasu Semiconductor Industry Co., Ltd.....................   4,300   33,799
   Minato Bank, Ltd. (The)....................................  36,000   64,477
   Minebea Co., Ltd...........................................  49,000  161,059
   Ministop Co., Ltd..........................................   2,700   45,566
   Miraca Holdings, Inc.......................................   2,600  109,801
   Mirait Holdings Corp.......................................  10,080   81,687
   Misawa Homes Co., Ltd......................................   5,900   86,794

                                     1155

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                           --------- ----------
JAPAN -- (Continued)
   Misumi Group, Inc......................................     2,500 $   61,422
   Mitani Corp............................................     2,100     22,845
   Mito Securities Co., Ltd...............................    13,000     23,053
   Mitsuba Corp...........................................     5,000     31,728
   Mitsubishi Chemical Holdings Corp......................   167,000    661,415
   Mitsubishi Corp........................................    95,000  1,696,030
   Mitsubishi Electric Corp...............................    27,000    201,817
   Mitsubishi Estate Co., Ltd.............................    11,000    217,696
   Mitsubishi Gas Chemical Co., Inc.......................    82,000    405,145
   Mitsubishi Heavy Industries, Ltd.......................   143,500    604,434
   Mitsubishi Kakoki Kaisha, Ltd..........................    13,000     21,348
   Mitsubishi Logistics Corp..............................    30,000    386,898
   Mitsubishi Materials Corp..............................   132,000    383,789
  *Mitsubishi Motors Corp.................................   115,000     99,125
  *Mitsubishi Paper Mills, Ltd............................    38,000     32,361
   Mitsubishi Pencil Co., Ltd.............................     3,400     60,180
   Mitsubishi Research Institute, Inc.....................       200      4,446
   Mitsubishi Shokuhin Co., Ltd...........................     2,100     51,197
   Mitsubishi Steel Manufacturing Co., Ltd................    25,000     42,660
   Mitsubishi Tanabe Pharma Corp..........................    26,500    381,988
   Mitsubishi UFJ Financial Group, Inc....................   409,000  1,850,303
   Mitsubishi UFJ Financial Group, Inc. ADR...............   441,377  1,981,783
   Mitsuboshi Belting Co., Ltd............................    12,000     66,471
   Mitsui & Co., Ltd......................................    51,900    731,542
   Mitsui & Co., Ltd. Sponsored ADR.......................     2,651    745,912
   Mitsui Chemicals, Inc..................................   211,000    436,188
   Mitsui Engineering & Shipbuilding Co., Ltd.............   157,000    188,830
   Mitsui Fudosan Co., Ltd................................    35,000    707,517
  *Mitsui High-Tec, Inc...................................     5,600     41,631
   Mitsui Home Co., Ltd...................................     9,000     43,886
   Mitsui Knowledge Industry Co., Ltd.....................       221     36,079
  *Mitsui Matsushima Co., Ltd.............................    23,000     32,578
  *Mitsui Mining & Smelting Co., Ltd......................   124,000    262,490
   Mitsui O.S.K. Lines, Ltd...............................   144,000    345,158
   Mitsui Sugar Co., Ltd..................................    17,000     54,772
   Mitsui-Soko Co., Ltd...................................    33,000    100,916
  *Mitsumi Electric Co., Ltd..............................    26,000    125,143
   Mitsuuroko Holdings Co., Ltd...........................     3,800     24,758
   Miura Co., Ltd.........................................     3,700     84,558
   Miyachi Corp...........................................     1,900     12,024
 #*Miyaji Engineering Group, Inc..........................    17,000     28,962
   Miyazaki Bank, Ltd. (The)..............................    32,000     78,583
   Miyoshi Oil & Fat Co., Ltd.............................    18,000     22,340
   Mizuho Financial Group, Inc............................ 1,487,255  2,327,079
   Mizuho Financial Group, Inc. ADR.......................     5,047     15,696
   Mizuno Corp............................................    25,000    116,561
   Mochida Pharmaceutical Co., Ltd........................     6,000     77,405
   Modec, Inc.............................................     1,300     26,404
   Monex Group, Inc.......................................       509     86,743
   Mori Seiki Co., Ltd....................................    17,700    110,860
   Morinaga & Co., Ltd....................................    25,000     55,080
   Morinaga Milk Industry Co., Ltd........................    42,000    138,886
   Morita Holdings Corp...................................     9,000     75,615
   Mory Industries, Inc...................................     2,000      5,538
   MOS Food Services, Inc.................................     3,200     61,208
   Moshi Moshi Hotline, Inc...............................     4,200     63,257
   Mr Max Corp............................................     8,300     32,338
   MS&AD Insurance Group Holdings, Inc....................    37,413    634,479
   Murata Manufacturing Co., Ltd..........................     6,600    321,062
   Musashi Seimitsu Industry Co., Ltd.....................     4,100     85,624
   Musashino Bank, Ltd....................................     6,700    191,904

                                     1156

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CONTINUED

                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
  #Mutoh Holdings Co., Ltd....................................   8,000 $ 17,546
   Nabtesco Corp..............................................   7,500  139,972
   Nachi-Fujikoshi Corp.......................................  25,000   77,724
   Nagaileben Co., Ltd........................................   4,800   70,481
   Nagano Bank, Ltd. (The)....................................  15,000   28,555
   Nagase & Co., Ltd..........................................  23,000  245,354
   Nagatanien Co., Ltd........................................   3,000   29,524
   Nagoya Railroad Co., Ltd...................................  58,000  158,351
   Nakabayashi Co., Ltd.......................................   1,000    2,116
   Nakamuraya Co., Ltd........................................   8,917   44,010
  *Nakayama Steel Works, Ltd..................................  26,000   12,704
   Namco Bandai Holdings, Inc.................................  18,800  295,405
   Nankai Electric Railway Co., Ltd...........................  31,000  140,190
   Nanto Bank, Ltd. (The).....................................  48,000  244,753
   NEC Capital Solutions, Ltd.................................     800   11,232
  *NEC Corp................................................... 322,000  617,613
   NEC Fielding, Ltd..........................................   5,300   62,226
   NEC Mobiling, Ltd..........................................   2,800  116,484
   NEC Networks & System Integration Corp.....................   5,600  102,303
   Net One Systems Co., Ltd...................................   9,200  102,402
   Neturen Co., Ltd...........................................   5,400   32,959
   NGK Insulators, Ltd........................................  18,000  200,699
   NGK Spark Plug Co., Ltd....................................  34,000  380,751
   NHK Spring Co., Ltd........................................  27,000  225,502
   Nice Holdings, Inc.........................................  16,000   34,471
   Nichia Steel Works, Ltd....................................   6,000   13,836
  #Nichias Corp...............................................  18,000   88,215
   Nichiban Co., Ltd..........................................   1,000    3,134
   Nichicon Corp..............................................  13,100   89,182
  *Nichiden Corp..............................................   1,800   48,557
   Nichiha Corp...............................................   5,100   54,752
   Nichii Gakkan Co...........................................   8,600   78,323
   Nichirei Corp..............................................  48,000  264,771
   Nichireki Co., Ltd.........................................   5,000   23,704
  #Nidec Copal Corp...........................................   2,600   19,654
   Nidec Copal Electronics Corp...............................   3,800   19,421
   Nidec Corp.................................................   1,108   78,850
   Nidec Corp. ADR............................................   4,317   76,584
   Nidec Tosok Corp...........................................   2,200   14,461
   Nifco, Inc.................................................   4,600  104,534
   Nifty Corp.................................................      13   20,202
   Nihon Dempa Kogyo Co., Ltd.................................   4,400   47,763
   Nihon Eslead Corp..........................................   1,000    8,605
   Nihon Kohden Corp..........................................   3,700  137,636
   Nihon M&A Center, Inc......................................   1,600   48,092
   Nihon Nohyaku Co., Ltd.....................................   9,000   39,920
   Nihon Parkerizing Co., Ltd.................................   9,000  135,827
   Nihon Shokuh Kako Co., Ltd.................................   1,000    4,118
   Nihon Trim Co., Ltd........................................     250    6,771
   Nihon Unisys, Ltd..........................................  10,400   75,619
   Nihon Yamamura Glass Co., Ltd..............................  19,000   39,514
   Nikkiso Co., Ltd...........................................   8,000   95,528
   Nikko Co., Ltd.............................................   2,000    7,516
   Nikon Corp.................................................   2,700   68,875
   Nintendo Co., Ltd..........................................   1,500  193,649
   Nippo Corp.................................................  13,000  147,344
   Nippon Beet Sugar Manufacturing Co., Ltd...................  22,000   42,143
  #Nippon Carbide Industries Co., Inc.........................  16,000   39,772
   Nippon Carbon Co., Ltd.....................................  14,000   23,876
   Nippon Ceramic Co., Ltd....................................   1,800   24,101
  *Nippon Chemical Industrial Co., Ltd........................  16,000   19,865

                                     1157

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CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
 #*Nippon Chemi-Con Corp....................................  25,000 $   36,362
   Nippon Coke & Engineering Co., Ltd.......................  48,000     56,561
   Nippon Concrete Industries Co., Ltd......................   8,000     24,842
   Nippon Denko Co., Ltd....................................  22,000     51,524
   Nippon Densetsu Kogyo Co., Ltd...........................   7,000     63,700
   Nippon Electric Glass Co., Ltd...........................  49,000    249,393
   Nippon Express Co., Ltd.................................. 105,000    384,246
   Nippon Fine Chemical Co., Ltd............................     300      1,985
   Nippon Flour Mills Co., Ltd..............................  26,000    108,791
   Nippon Formula Feed Manufacturing Co., Ltd...............  15,000     19,189
  #Nippon Gas Co., Ltd......................................   3,600     62,938
   Nippon Hume Corp.........................................   3,000     15,226
   Nippon Jogesuido Sekkei Co., Ltd.........................       8     11,229
   Nippon Kayaku Co., Ltd...................................  25,000    278,292
 #*Nippon Kinzoku Co., Ltd..................................  14,000     18,433
   Nippon Koei Co., Ltd.....................................  18,000     58,795
   Nippon Konpo Unyu Soko Co., Ltd..........................  10,200    122,898
   Nippon Koshuha Steel Co., Ltd............................  20,000     18,313
  *Nippon Light Metal Holdings Co., Ltd..................... 114,000    102,916
   Nippon Meat Packers, Inc.................................  23,000    285,433
   Nippon Paint Co., Ltd....................................  23,000    184,070
  #Nippon Paper Group, Inc..................................  21,400    244,740
   Nippon Pillar Packing Co., Ltd...........................   2,000     12,487
   Nippon Piston Ring Co., Ltd..............................   8,000     12,909
   Nippon Road Co., Ltd. (The)..............................  23,000     85,018
   Nippon Seiki Co., Ltd....................................   8,000     76,883
   Nippon Seisen Co., Ltd...................................   4,000     14,231
   Nippon Sharyo, Ltd.......................................  11,000     39,989
 #*Nippon Sheet Glass Co., Ltd.............................. 200,000    165,653
   Nippon Shinyaku Co., Ltd.................................  11,000    132,516
   Nippon Shokubai Co., Ltd.................................  32,000    313,855
   Nippon Signal Co., Ltd...................................  10,300     57,712
   Nippon Soda Co., Ltd.....................................  29,000    126,058
   Nippon Steel & Sumitomo Metal Corp....................... 453,745  1,001,561
   Nippon Steel Trading Co., Ltd............................  13,000     30,309
   Nippon Suisan Kaisha, Ltd................................  35,300     77,384
   Nippon Synthetic Chemical Industry Co., Ltd. (The).......  15,000     98,462
   Nippon Telegraph & Telephone Corp........................     900     41,155
   Nippon Telegraph & Telephone Corp. ADR...................  12,740    290,727
   Nippon Television Network Corp...........................   7,400     95,713
   Nippon Thompson Co., Ltd.................................  18,000     62,277
   Nippon Valqua Industries, Ltd............................  16,000     42,924
  *Nippon Yakin Kogyo Co., Ltd..............................  27,000     24,044
   Nippon Yusen K.K......................................... 196,000    373,603
   Nippon Yusoki Co., Ltd...................................   7,000     18,781
   Nipro Corp...............................................  22,900    156,571
   Nishimatsu Construction Co., Ltd.........................  69,000    108,028
   Nishimatsuya Chain Co., Ltd..............................   8,400     67,676
   Nishi-Nippon Bank, Ltd................................... 153,000    348,874
   Nishi-Nippon Railroad Co., Ltd...........................  23,000     97,667
   Nissan Chemical Industries, Ltd..........................  19,100    210,837
   Nissan Motor Co., Ltd....................................  95,100    795,356
   Nissan Shatai Co., Ltd...................................  14,000    153,197
   Nissei Corp..............................................   2,900     25,681
   Nissen Holdings Co., Ltd.................................   4,600     17,963
 #*Nissha Printing Co., Ltd.................................   6,100     46,603
   Nisshin Fudosan Co., Ltd.................................   4,400     23,482
   Nisshin Oillio Group, Ltd. (The).........................  26,000     95,726
   Nisshin Seifun Group, Inc................................  24,500    306,162
  *Nisshin Steel Holdings Co., Ltd..........................  15,140    100,326
   Nisshinbo Holdings, Inc..................................  34,000    222,431

                                     1158

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CONTINUED

                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
   Nissin Corp................................................  17,000 $ 42,165
   Nissin Electric Co., Ltd...................................  13,000   75,235
   Nissin Foods Holdings Co., Ltd.............................   1,600   60,502
   Nissin Kogyo Co., Ltd......................................  11,700  168,154
   Nissin Sugar Holdings Co., Ltd.............................     900   17,119
   Nitori Holdings Co., Ltd...................................     650   53,081
   Nitta Corp.................................................   4,200   64,605
   Nittetsu Mining Co., Ltd...................................  13,000   52,294
   Nitto Boseki Co., Ltd......................................  32,000  105,206
   Nitto Denko Corp...........................................  12,500  567,850
   Nitto Kogyo Corp...........................................   5,100   78,091
   Nitto Kohki Co., Ltd.......................................   2,500   56,508
   NKSJ Holdings, Inc.........................................  26,975  491,742
   Noevir Holdings Co., Ltd...................................   2,600   39,727
   NOF Corp...................................................  31,000  148,014
   Nohmi Bosai, Ltd...........................................   4,000   25,324
   NOK Corp...................................................  17,100  274,342
   Nomura Co., Ltd............................................   3,000   10,848
   Nomura Holdings, Inc....................................... 118,700  429,083
   Nomura Holdings, Inc. ADR.................................. 119,749  431,096
   Nomura Real Estate Holdings, Inc...........................  13,500  242,322
   Nomura Research Institute, Ltd.............................   1,800   38,262
   Noritake Co., Ltd..........................................  17,000   39,647
   Noritsu Koki Co., Ltd......................................   3,900   15,641
   Noritz Corp................................................   5,200   85,429
  *North Pacific Bank, Ltd....................................  61,100  157,895
   NS Solutions Corp..........................................   3,400   68,820
  *NS United Kaiun Kaisha, Ltd................................  32,000   34,888
   NSD Co., Ltd...............................................   5,400   51,696
   NSK, Ltd...................................................  45,000  247,164
 #*NTN Corp...................................................  87,000  156,079
   NTT Data Corp..............................................      38  123,853
   NTT DOCOMO, Inc............................................     503  728,861
   NTT DOCOMO, Inc. Sponsored ADR.............................   9,600  138,240
   Obara Corp.................................................   2,400   26,310
   Obayashi Corp..............................................  79,000  353,419
   Obayashi Road Corp.........................................  10,000   25,446
   Obic Business Consultants Co., Ltd.........................     800   42,268
   Obic Co., Ltd..............................................     970  199,631
   Odakyu Electric Railway Co., Ltd...........................  17,000  180,383
   Oenon Holdings, Inc........................................  13,000   31,955
   Ogaki Kyoritsu Bank, Ltd. (The)............................  67,000  235,856
   Ohara, Inc.................................................   1,600   12,188
   Ohashi Technica, Inc.......................................     100      677
   Oiles Corp.................................................   4,320   81,187
   Oita Bank, Ltd. (The)......................................  36,000  120,904
  #Oji Holdings Corp..........................................  97,000  284,443
   Okabe Co., Ltd.............................................   9,000   56,746
   Okamoto Industries, Inc....................................  13,000   50,625
   Okamura Corp...............................................  13,000   94,335
   Okasan Securities Group, Inc...............................  40,000  151,111
  *Oki Electric Industry Co., Ltd.............................  69,000   69,319
   Okinawa Electric Power Co., Ltd............................   1,500   45,940
  *OKK Corp...................................................  21,000   23,940
   OKUMA Corp.................................................  22,000  134,461
   Okumura Corp...............................................  36,000  115,888
   Okura Industrial Co., Ltd..................................  12,000   32,652
   Okuwa Co., Ltd.............................................   4,000   53,869
   Olympic Corp...............................................   1,500   12,955
  *Olympus Corp...............................................   3,000   52,417
   Omron Corp.................................................  11,800  235,248

                                     1159

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
 JAPAN -- (Continued)
    ONO Sokki Co., Ltd........................................   5,000 $ 22,017
    Onoken Co., Ltd...........................................   4,100   32,785
    Onward Holdings Co., Ltd..................................  28,000  207,326
    Optex Co., Ltd............................................   1,300   13,927
    Oracle Corp. Japan........................................   1,000   44,471
    Organo Corp...............................................  12,000   70,875
    Oriental Land Co., Ltd....................................     800  109,124
    Origin Electric Co., Ltd..................................   6,000   23,284
    Osaka Gas Co., Ltd........................................  54,000  222,562
    Osaka Organic Chemical Industry, Ltd......................   1,400    6,290
    Osaka Steel Co., Ltd......................................   3,300   54,627
   #Osaka Titanium Technologies Co., Ltd......................   1,700   33,661
    Osaki Electric Co., Ltd...................................   4,000   21,453
    OSG Corp..................................................   6,400   83,893
    Otsuka Corp...............................................     600   48,919
    Oyo Corp..................................................   3,500   42,536
    P.S. Mitsubishi Construction Co., Ltd.....................   5,200   21,883
    Pacific Industrial Co., Ltd...............................  10,000   58,791
    Pacific Metals Co., Ltd...................................  33,000  112,178
    Pack Corp. (The)..........................................   2,600   46,215
   *Pal Co., Ltd..............................................   1,150   58,726
    Paltac Corp...............................................   4,450   65,173
    PanaHome Corp.............................................  15,000   93,769
    Panasonic Corp............................................  88,300  535,589
    Panasonic Corp. Sponsored ADR.............................  64,414  356,209
    Panasonic Industrial Devices SUNX Co., Ltd................   5,800   23,397
    Panasonic Information Systems Co., Ltd....................   1,000   23,979
    Paramount Bed Holdings Co., Ltd...........................   3,400  118,526
    Parco Co., Ltd............................................   1,600   16,790
    Paris Miki Holdings, Inc..................................   6,500   35,332
    Pasco Corp................................................   1,000    2,855
    Penta-Ocean Construction Co., Ltd.........................  55,000  132,261
    Pigeon Corp...............................................   1,400   64,508
    Pilot Corp................................................      29   52,176
    Piolax, Inc...............................................   2,600   54,080
  #*Pioneer Electronic Corp...................................  64,500  154,522
    Plenus Co., Ltd...........................................   3,300   53,685
    Point, Inc................................................     940   35,802
    Pola Orbis Holdings, Inc..................................   3,500  110,187
    Press Kogyo Co., Ltd......................................  20,000   83,647
    Prima Meat Packers, Ltd...................................  27,000   48,745
    Pronexus, Inc.............................................   4,500   26,433
    Raito Kogyo Co., Ltd......................................   9,000   42,995
   *Rakuten, Inc..............................................   3,200   28,765
  #*Renesas Electronics Corp..................................  33,600  124,442
    Rengo Co., Ltd............................................  41,000  179,201
    Resona Holdings, Inc...................................... 112,700  487,675
    Resorttrust, Inc..........................................   4,900   91,348
    Rhythm Watch Co., Ltd.....................................  18,000   33,414
   #Ricoh Co., Ltd............................................  82,381  689,437
    Ricoh Leasing Co., Ltd....................................   3,900   90,847
    Right On Co., Ltd.........................................     600    4,955
    Riken Corp................................................  22,000   73,653
    Riken Keiki Co., Ltd......................................   3,000   18,643
    Riken Technos Corp........................................   6,000   15,127
    Riken Vitamin Co., Ltd....................................   1,500   39,415
   #Ringer Hut Co., Ltd.......................................   2,600   33,212
    Rinnai Corp...............................................   1,400   95,621
    Riso Kagaku Corp..........................................   2,880   46,727
    Rock Field Co., Ltd.......................................   2,800   50,237
    Rohm Co., Ltd.............................................  11,800  381,096

                                     1160

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
 JAPAN -- (Continued)
    Rohto Pharmaceutical Co., Ltd..............................  9,000 $124,038
    Roland Corp................................................  2,500   16,761
    Roland DG Corp.............................................  1,400   15,114
    Round One Corp............................................. 26,200  132,557
    Royal Holdings Co., Ltd....................................  2,800   34,928
    Ryobi, Ltd................................................. 28,000   57,001
    Ryoden Trading Co., Ltd....................................  3,000   16,989
    Ryohin Keikaku Co., Ltd....................................  2,500  165,559
    Ryosan Co., Ltd............................................  6,900  116,472
    S Foods, Inc...............................................  2,000   18,662
   *Sagami Chain Co., Ltd......................................  5,000   40,595
    Saibu Gas Co., Ltd......................................... 38,000   99,975
    Saizeriya Co., Ltd.........................................  4,900   68,843
    Sakai Chemical Industry Co., Ltd........................... 21,000   56,548
    Sakai Ovex Co., Ltd........................................ 19,000   26,660
    Sakata INX Corp............................................ 12,000   59,325
    Sakata Seed Corp...........................................  5,500   71,071
   #Sala Corp..................................................  2,500   15,360
    San-A Co., Ltd.............................................  2,500   97,067
    San-Ai Oil Co., Ltd........................................ 11,000   48,230
   #Sanden Corp................................................ 25,000   75,191
    Sangetsu Co., Ltd..........................................  4,800  127,803
    San-in Godo Bank, Ltd. (The)............................... 30,000  207,506
  #*Sanix, Inc................................................. 17,500   51,291
    Sanken Electric Co., Ltd................................... 16,000   49,980
    Sanki Engineering Co., Ltd................................. 12,000   55,464
    Sanko Metal Industrial Co., Ltd............................  4,000    9,877
    Sankyo Co., Ltd............................................  4,200  190,287
    Sankyo Seiko Co., Ltd......................................  4,500   15,160
    Sankyo-Tateyama Holdings, Inc.............................. 65,000  140,899
    Sankyu, Inc................................................ 49,000  170,698
    Sanoh Industrial Co., Ltd..................................  6,500   38,361
    Sanrio Co., Ltd............................................  2,200   72,434
    Sanshin Electronics Co., Ltd...............................  7,000   52,594
    Santen Pharmaceutical Co., Ltd.............................  3,100  135,797
    Sanwa Holdings Corp........................................ 52,000  207,886
    Sanyo Chemical Industries, Ltd............................. 16,000   90,279
    Sanyo Denki Co., Ltd....................................... 10,000   54,187
    Sanyo Shokai, Ltd.......................................... 14,000   41,214
    Sanyo Special Steel Co., Ltd............................... 23,000   68,579
    Sapporo Holdings, Ltd...................................... 65,000  181,520
    Sasebo Heavy Industries Co., Ltd........................... 21,000   18,692
    Sato Holdings Corp.........................................  3,900   54,273
    Satori Electric Co., Ltd...................................  2,700   14,621
   #Sawai Pharmaceutical Co., Ltd..............................    400   44,187
    Saxa Holdings, Inc.........................................  6,000    9,842
   #SBI Holdings, Inc.......................................... 59,430  416,186
    Scroll Corp................................................  8,200   25,414
    SCSK Corp..................................................  4,900   83,439
    Secom Co., Ltd.............................................  2,000  101,868
    Sega Sammy Holdings, Inc................................... 11,200  211,102
    Seika Corp................................................. 16,000   41,687
    Seikagaku Corp.............................................  5,700   65,342
   #Seiko Epson Corp........................................... 26,000  144,590
   *Seiko Holdings Corp........................................ 16,000   42,125
    Seino Holdings Co., Ltd.................................... 31,000  178,740
    Seiren Co., Ltd............................................  8,600   53,599
    Sekisui Chemical Co., Ltd.................................. 33,000  271,017
    Sekisui House, Ltd......................................... 72,000  736,198
    Sekisui Jushi Co., Ltd.....................................  7,000   68,223
    Sekisui Plastics Co., Ltd.................................. 13,000   29,503

                                     1161

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
   Senko Co., Ltd.............................................  33,000 $133,551
   Senshu Electric Co., Ltd...................................   1,300   15,222
   Senshu Ikeda Holdings, Inc.................................  25,640  159,857
  #Senshukai Co., Ltd.........................................   6,400   40,317
  #Seven & I Holdings Co., Ltd................................  22,300  687,719
  #Sharp Corp................................................. 122,000  263,188
   Shibusawa Warehouse Co., Ltd...............................   8,000   23,181
   Shibuya Kogyo Co., Ltd.....................................     700    7,897
   Shiga Bank, Ltd............................................  50,000  327,074
   Shikibo, Ltd...............................................  29,000   34,496
   Shikoku Bank, Ltd..........................................  35,000   86,813
   Shikoku Chemicals Corp.....................................  11,000   59,719
   Shikoku Electric Power Co., Inc............................   4,900   52,388
   Shima Seiki Manufacturing Co., Ltd.........................   5,300   67,449
   Shimachu Co., Ltd..........................................   8,900  196,640
   Shimadzu Corp..............................................  32,000  215,495
   Shimamura Co., Ltd.........................................     300   31,270
   Shimano, Inc...............................................   1,300   81,952
   Shimizu Bank, Ltd..........................................   1,800   52,836
   Shimizu Corp...............................................  85,000  284,370
   Shimojima Co., Ltd.........................................     700    8,117
   Shin Nippon Air Technologies Co., Ltd......................   3,500   19,166
   Shinagawa Refractories Co., Ltd............................  17,000   33,253
   Shindengen Electric Manufacturing Co., Ltd.................  22,000   51,043
   Shin-Etsu Chemical Co., Ltd................................   6,000  338,779
   Shin-Etsu Polymer Co., Ltd.................................   9,200   30,675
   Shin-Keisei Electric Railway Co., Ltd......................   7,000   31,471
   Shinko Electric Industries Co., Ltd........................  13,600   84,678
   Shinko Plantech Co., Ltd...................................   6,600   54,223
   Shinko Shoji Co., Ltd......................................   5,300   45,860
   Shinmaywa Industries, Ltd..................................  24,000  130,229
   Shinnihon Corp.............................................   4,500   10,480
   Shinsei Bank, Ltd.......................................... 146,000  214,051
   Shinsho Corp...............................................   8,000   14,250
   Shionogi & Co., Ltd........................................  19,900  330,378
   Ship Healthcare Holdings, Inc..............................   6,800  226,749
   Shiroki Corp...............................................  13,000   28,409
   Shiseido Co., Ltd..........................................   7,900   99,977
   Shizuoka Bank, Ltd.........................................  65,000  664,819
   Shizuoka Gas Co., Ltd......................................  11,000   78,311
   SHO-BOND Holdings Co., Ltd.................................   2,100   63,510
   Shochiku Co., Ltd..........................................   9,000   87,717
   Shoko Co., Ltd.............................................   5,000    7,643
   Showa Corp.................................................  12,200  112,887
  #Showa Denko K.K............................................ 269,000  411,479
   Showa Sangyo Co., Ltd......................................  18,000   60,187
   Showa Shell Sekiyu K.K.....................................  39,100  217,677
  #Siix Corp..................................................   4,500   66,343
   Sinanen Co., Ltd...........................................  10,000   42,746
   Sinfonia Technology Co., Ltd...............................  13,000   21,677
   Sintokogio, Ltd............................................   9,900   69,865
   SKY Perfect JSAT Holdings, Inc.............................     390  178,203
   SMC Corp...................................................     700  110,361
   SMK Corp...................................................  14,000   35,106
   SNT Corp...................................................   8,100   32,797
   Soda Nikka Co., Ltd........................................   3,000   12,816
   Sodick Co., Ltd............................................  11,700   44,451
   Softbank Corp..............................................   8,100  255,817
   Sogo Medical Co., Ltd......................................   1,300   46,865
   Sohgo Security Services Co., Ltd...........................  13,900  195,334
   Sojitz Corp................................................ 294,700  365,839

                                     1162

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CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Sony Corp................................................  17,800 $  210,759
   Sony Corp. Sponsored ADR.................................  52,202    612,851
   Sony Financial Holdings, Inc.............................   2,600     46,365
   Sotetsu Holdings, Inc....................................  48,000    162,899
   Square Enix Holdings Co., Ltd............................   8,100    114,180
   SRA Holdings, Inc........................................   1,200     13,080
   St. Marc Holdings Co., Ltd...............................   1,600     59,684
   Stanley Electric Co., Ltd................................  18,100    249,086
   Star Micronics Co., Ltd..................................   8,400     78,631
 #*Start Today Co., Ltd.....................................   1,100     12,053
   Starzen Co., Ltd.........................................   5,000     14,904
   Stella Chemifa Corp......................................     900     16,909
   Sugi Holdings Co., Ltd...................................   1,400     50,594
  *Sumco Corp...............................................  21,700    148,831
   Sumikin Bussan Corp......................................  19,000     46,437
   Suminoe Textile Co., Ltd.................................  13,000     24,106
   Sumitomo Bakelite Co., Ltd...............................  36,000    128,493
   Sumitomo Chemical Co., Ltd............................... 177,355    498,417
   Sumitomo Corp............................................  74,000  1,008,827
   Sumitomo Densetsu Co., Ltd...............................   1,600     14,433
   Sumitomo Electric Industries, Ltd........................  50,800    546,491
   Sumitomo Forestry Co., Ltd...............................  26,900    240,731
   Sumitomo Heavy Industries, Ltd........................... 125,000    448,147
   Sumitomo Light Metal Industries, Ltd.....................  98,000     79,798
   Sumitomo Metal Mining Co., Ltd...........................  63,000    829,699
  *Sumitomo Mitsui Construction Co., Ltd....................  23,700     14,860
   Sumitomo Mitsui Financial Group, Inc.....................  90,383  2,761,834
   Sumitomo Mitsui Trust Holdings, Inc...................... 204,440    620,435
   Sumitomo Osaka Cement Co., Ltd...........................  76,000    247,437
   Sumitomo Pipe & Tube Co., Ltd............................   7,300     51,147
   Sumitomo Precision Products Co., Ltd.....................   7,000     29,643
   Sumitomo Real Estate Sales Co., Ltd......................   1,100     51,795
   Sumitomo Realty & Development Co., Ltd...................   5,000    138,161
   Sumitomo Rubber Industries, Ltd..........................   8,500    100,208
   Sumitomo Seika Chemicals Co., Ltd........................  14,000     48,956
   Sumitomo Warehouse Co., Ltd..............................  30,000    125,513
   Sundrug Co., Ltd.........................................   1,600     58,930
   Sun-Wa Technos Corp......................................   3,400     24,991
   Suruga Bank, Ltd.........................................  37,000    444,333
   Suzuken Co., Ltd.........................................  13,600    429,307
   Suzuki Motor Corp........................................  19,000    430,898
   SWCC Showa Holdings Co., Ltd.............................  45,000     32,129
 #*SxL Corp.................................................   4,000      6,333
   Sysmex Corp..............................................   2,200    103,446
   Systena Corp.............................................      24     20,705
   T&D Holdings, Inc........................................  66,200    723,384
   T. Hasegawa Co., Ltd.....................................   3,600     45,581
   T. RAD Co., Ltd..........................................  14,000     31,962
   Tachibana Eletech Co., Ltd...............................   2,600     21,109
   Tachi-S Co., Ltd.........................................   4,800     88,085
   Tact Home Co., Ltd.......................................      22     23,185
   Tadano, Ltd..............................................  18,000    132,792
   Taihei Dengyo Kaisha, Ltd................................   6,000     38,779
   Taihei Kogyo Co., Ltd....................................  12,000     47,822
   Taiheiyo Cement Corp..................................... 119,000    253,691
   Taiho Kogyo Co., Ltd.....................................   3,000     29,048
   Taikisha, Ltd............................................   5,600    118,899
   Taiko Bank, Ltd. (The)...................................   1,000      2,457
   Taisei Corp.............................................. 160,000    441,148
   Taisei Lamick Co., Ltd...................................   1,100     32,302
   Taiyo Nippon Sanso Corp..................................  54,000    296,383

                                     1163

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Taiyo Yuden Co., Ltd.....................................  23,200 $  196,820
   Takamatsu Construction Group Co., Ltd....................   5,000     81,926
   Takano Co., Ltd..........................................     600      2,972
  *Takaoka Toko Holdings Co., Ltd...........................   1,980     29,019
   Takara Holdings, Inc.....................................  32,000    239,701
  *Takara Leben Co., Ltd....................................   8,300     88,987
   Takara Standard Co., Ltd.................................  19,000    142,589
   Takasago International Corp..............................  13,000     66,203
   Takasago Thermal Engineering Co., Ltd....................  11,000     86,554
   Takashimaya Co., Ltd.....................................  55,000    361,753
   Takata Corp..............................................   5,100     93,170
   Take & Give Needs Co., Ltd...............................      16      1,314
   Takeda Pharmaceutical Co., Ltd...........................  10,000    464,809
   Takihyo Co., Ltd.........................................   5,000     25,765
   Takiron Co., Ltd.........................................  10,000     35,698
   Takisawa Machine Tool Co., Ltd...........................  14,000     16,669
   Takuma Co., Ltd..........................................   7,000     35,627
   Tamron Co., Ltd..........................................   3,900    105,988
   Tamura Corp..............................................  13,000     28,493
   Tatsuta Electric Wire & Cable Co., Ltd...................  15,000    149,216
   Tayca Corp...............................................   5,000     14,111
   TBK Co., Ltd.............................................   7,000     34,425
  #TDK Corp.................................................   7,900    297,071
   TDK Corp. Sponsored ADR..................................   7,012    260,636
   Teijin, Ltd.............................................. 188,000    431,144
   Teikoku Electric Manufacturing Co., Ltd..................   1,300     16,553
   Teikoku Sen-I Co., Ltd...................................   6,000     44,984
   Tekken Corp..............................................  24,000     30,668
   Terumo Corp..............................................   3,300    142,134
   THK Co., Ltd.............................................  17,500    290,925
   TKC Corp.................................................   2,900     56,605
   TOA Corp.................................................  27,000     38,597
   TOA ROAD Corp............................................   4,000     10,673
   Toagosei Co., Ltd........................................  49,000    199,768
  *Tobishima Corp...........................................  20,000     18,546
   Tobu Railway Co., Ltd....................................  29,000    154,104
   Tobu Store Co., Ltd......................................  10,000     32,434
   TOC Co., Ltd.............................................  17,300     92,128
   Tocalo Co., Ltd..........................................   2,800     40,694
   Tochigi Bank, Ltd........................................  22,000     77,208
   Toda Corp................................................  39,000    117,756
  #Toda Kogyo Corp..........................................   6,000     17,814
   Toei Co., Ltd............................................  15,000     82,297
   Toenec Corp..............................................   7,000     38,407
   Toho Bank, Ltd...........................................  40,000    133,772
   Toho Co., Ltd./Kobe......................................   6,000     23,147
   Toho Co., Ltd./Tokyo.....................................   5,200     90,694
   Toho Gas Co., Ltd........................................  25,000    151,522
   Toho Holdings Co., Ltd...................................   9,500    194,201
   Toho Real Estate Co., Ltd................................   4,600     25,154
   Toho Titanium Co., Ltd...................................   2,800     24,899
   Toho Zinc Co., Ltd.......................................  30,000    101,906
   Tohoku Bank, Ltd. (The)..................................  19,000     27,384
  *Tohuku Electric Power Co., Inc...........................  14,500    106,808
   Tokai Carbon Co., Ltd....................................  42,000    134,932
   Tokai Corp...............................................     100      2,465
   Tokai Rika Co., Ltd......................................  10,600    133,031
   Tokai Rubber Industries, Ltd.............................   7,600     67,328
   Tokai Tokyo Financial Holdings, Inc......................  53,000    190,953
  #Token Corp...............................................   1,300     57,083
   Tokio Marine Holdings, Inc...............................  45,200  1,196,450

                                     1164

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CONTINUED


                                                               Shares  Value++
                                                               ------- --------
JAPAN -- (Continued)
   Tokio Marine Holdings, Inc. ADR............................   1,000 $ 26,630
 #*Toko, Inc..................................................  22,000   50,453
   Tokushu Tokai Paper Co., Ltd...............................  22,000   54,263
  #Tokuyama Corp..............................................  69,000  132,394
   Tokyo Broadcasting System, Inc.............................   8,600   83,624
 #*Tokyo Dome Corp............................................  35,000  118,007
  *Tokyo Electric Power Co., Inc..............................  35,888   58,586
   Tokyo Electron Device, Ltd.................................       2    3,376
   Tokyo Electron, Ltd........................................   8,300  373,752
   Tokyo Energy & Systems, Inc................................   6,000   26,132
   Tokyo Gas Co., Ltd.........................................  35,000  185,462
   Tokyo Keiki, Inc...........................................  12,000   18,982
   Tokyo Rakutenchi Co., Ltd..................................   7,000   26,242
  #Tokyo Rope Manufacturing Co., Ltd..........................  21,000   23,182
   Tokyo Sangyo Co., Ltd......................................   4,000   12,727
   Tokyo Seimitsu Co., Ltd....................................   6,900  104,257
   Tokyo Steel Manufacturing Co., Ltd.........................  20,100   64,578
  *Tokyo Tatemono Co., Ltd.................................... 105,000  432,149
   Tokyo Tekko Co., Ltd.......................................  12,000   41,362
   Tokyo Theatres Co., Inc....................................  21,000   26,831
   Tokyo Tomin Bank, Ltd......................................   7,826   67,369
  #Tokyotokeiba Co., Ltd......................................  31,000   46,230
   Tokyu Community Corp.......................................   2,000   71,754
   Tokyu Construction Co., Ltd................................   9,520   17,406
   Tokyu Corp.................................................  33,000  167,861
   Tokyu Land Corp............................................  88,000  494,025
   Tokyu Livable, Inc.........................................   3,500   45,575
   Tomato Bank, Ltd...........................................   6,000   10,607
   Tomen Devices Corp.........................................     100    2,153
   Tomen Electronics Corp.....................................   1,700   21,570
   Tomoe Corp.................................................   9,500   31,076
   Tomoe Engineering Co., Ltd.................................   2,100   35,435
   Tomoku Co., Ltd............................................  21,000   57,568
   TOMONY Holdings, Inc.......................................  25,500  107,022
   Tomy Co., Ltd..............................................  10,700   59,044
   Tonami Holdings Co., Ltd...................................  16,000   35,496
   TonenGeneral Sekiyu K.K....................................   8,000   72,601
  #Topcon Corp................................................  12,700   60,255
   Toppan Forms Co., Ltd......................................   8,800   82,898
   Toppan Printing Co., Ltd...................................  70,000  404,577
   Topre Corp.................................................   9,700   83,757
   Topy Industries, Ltd.......................................  43,000   83,522
   Toray Industries, Inc......................................  21,000  122,581
   Toridoll.corp..............................................   4,800   72,335
   Torigoe Co., Ltd. (The)....................................   4,100   32,021
   Torishima Pump Manufacturing Co., Ltd......................   2,300   16,074
   Tosei Corp.................................................      26    9,740
   Toshiba Corp...............................................  32,000  118,902
   Toshiba Machine Co., Ltd...................................  21,000   91,094
   Toshiba Plant Systems & Services Corp......................   5,000   67,650
   Toshiba TEC Corp...........................................  28,000  130,852
   Tosho Printing Co., Ltd....................................  11,000   17,240
   Tosoh Corp................................................. 108,000  211,423
   Totetsu Kogyo Co., Ltd.....................................   6,000   68,727
   TOTO, Ltd..................................................  25,000  187,362
   Tottori Bank, Ltd..........................................  13,000   26,721
   Touei Housing Corp.........................................   3,545   37,735
   Towa Bank, Ltd.............................................  52,000   51,430
   Towa Corp..................................................   4,000   22,467
   Towa Pharmaceutical Co., Ltd...............................   1,800  114,376
   Toyo Construction Co., Ltd.................................   2,000    6,097

                                     1165

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CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Toyo Corp................................................   5,300 $   60,596
   Toyo Electric Manufacturing Co., Ltd.....................   8,000     21,923
   Toyo Engineering Corp....................................  22,000     91,060
   Toyo Ink SC Holdings Co., Ltd............................  37,000    136,332
   Toyo Kanetsu K.K.........................................  27,000     52,474
   Toyo Kohan Co., Ltd......................................   9,000     22,459
   Toyo Securities Co., Ltd.................................  21,000     36,168
   Toyo Seikan Kaisha, Ltd..................................  28,500    302,993
   Toyo Suisan Kaisha, Ltd..................................   9,000    224,277
   Toyo Tanso Co., Ltd......................................   1,800     34,148
   Toyo Tire & Rubber Co., Ltd..............................  37,000     89,893
   Toyo Wharf & Warehouse Co., Ltd..........................  10,000     15,817
   Toyobo Co., Ltd.......................................... 180,000    198,372
   Toyoda Gosei Co., Ltd....................................  13,300    261,918
  #Toyota Boshoku Corp......................................  12,600    119,471
   Toyota Motor Corp........................................  19,055    734,707
   Toyota Motor Corp. Sponsored ADR.........................  50,053  3,877,606
   Toyota Tsusho Corp.......................................  24,700    539,516
   TPR Co., Ltd.............................................   4,700     52,619
   Transcosmos, Inc.........................................   5,800     64,602
   Trend Micro, Inc.........................................   2,600     72,884
   Trusco Nakayama Corp.....................................   3,500     63,101
   TS Tech Co., Ltd.........................................   8,900    151,597
   TSI Holdings Co., Ltd....................................  18,445    112,569
   Tsubakimoto Chain Co.....................................  18,000     88,182
  *Tsudakoma Corp...........................................  12,000     15,331
  #Tsugami Corp.............................................   6,000     37,432
   Tsukishima Kikai Co., Ltd................................   6,000     50,766
   Tsukuba Bank, Ltd. (The).................................  14,200     45,550
   Tsumura & Co.............................................   5,200    166,289
  *Tsuruha Holdings, Inc....................................   2,500    189,501
   Tsurumi Manufacturing Co., Ltd...........................   4,000     30,063
   TV Tokyo Holdings Corp...................................     600      6,743
  *Ube Industries, Ltd...................................... 184,000    420,250
   Ube Material Industries, Ltd.............................   4,000     10,917
   Uchida Yoko Co., Ltd.....................................   8,000     21,750
 #*Ulvac, Inc...............................................  10,500     66,475
   Unicharm Corp............................................   1,800     97,389
  #Union Tool Co............................................   3,600     54,510
   Unipres Corp.............................................   5,000    115,266
  *Unitika, Ltd............................................. 105,000     52,590
   UNY Co., Ltd.............................................  47,300    336,593
   U-Shin, Ltd..............................................   6,200     26,588
   Ushio, Inc...............................................  19,000    200,471
   USS Co., Ltd.............................................     660     69,394
   Utoc Corp................................................   2,600      7,588
   Valor Co., Ltd...........................................   7,100    121,415
   Vital KSK Holdings, Inc..................................   7,300     73,936
   Wacoal Corp..............................................  20,000    225,017
  *Wakachiku Construction Co., Ltd..........................  18,000     16,016
  *Wakita & Co., Ltd........................................   3,000     21,163
   Warabeya Nichiyo Co., Ltd................................   2,700     55,133
   WATAMI Co., Ltd..........................................   1,600     35,788
   West Japan Railway Co....................................   4,600    200,825
   Wood One Co., Ltd........................................   7,000     19,726
   Xebio Co., Ltd...........................................   3,900     76,314
   Yachiyo Bank, Ltd. (The).................................   3,500     62,489
   Yahagi Construction Co., Ltd.............................   5,000     21,300
   Yahoo Japan Corp.........................................     104     35,791
   Yaizu Suisankagaku Industry Co., Ltd.....................     500      4,615
   Yakult Honsha Co., Ltd...................................   1,900     88,515

                                     1166

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           Shares    Value++
                                                           ------- ------------
JAPAN -- (Continued)
   Yamabiko Corp..........................................     400 $      5,151
  *Yamada Denki Co., Ltd..................................   9,940      431,214
   Yamagata Bank, Ltd.....................................  30,000      132,303
   Yamaguchi Financial Group, Inc.........................  48,000      397,699
   Yamaha Corp............................................  36,400      327,104
   Yamaha Motor Co., Ltd..................................  26,700      254,934
   Yamanashi Chuo Bank, Ltd...............................  26,000      105,234
  *Yamatane Corp..........................................  21,000       27,343
   Yamato Holdings Co., Ltd...............................  29,700      452,440
   Yamato Kogyo Co., Ltd..................................   8,700      244,377
   Yamazaki Baking Co., Ltd...............................  16,000      192,302
   Yamazen Co., Ltd.......................................  13,000       80,139
   Yaoko Co., Ltd.........................................     900       36,763
   Yaskawa Electric Corp..................................  19,000      136,173
   Yasuda Warehouse Co., Ltd. (The).......................     900        5,912
   Yellow Hat, Ltd........................................   3,300       44,286
   Yodogawa Steel Works, Ltd..............................  24,000       77,293
   Yokogawa Bridge Holdings Corp..........................   7,000       50,941
   Yokogawa Electric Corp.................................  31,900      363,125
   Yokohama Reito Co., Ltd................................   8,400       57,048
   Yokohama Rubber Co., Ltd...............................  41,000      288,188
   Yokowo Co., Ltd........................................   3,300       15,977
   Yomiuri Land Co., Ltd..................................   7,000       22,088
   Yonekyu Corp...........................................   4,500       36,558
   Yorozu Corp............................................   4,600       68,260
   Yoshinoya Holdings Co., Ltd............................      64       81,166
   Yuasa Trading Co., Ltd.................................  40,000       66,209
   Yuken Kogyo Co., Ltd...................................   9,000       15,455
   Yurtec Corp............................................   7,000       23,447
   Yusen Logistics Co., Ltd...............................   5,100       43,198
   Yushiro Chemical Industry Co., Ltd.....................   1,900       18,223
   Zenrin Co., Ltd........................................   3,700       45,327
  #Zensho Co., Ltd........................................   3,400       41,352
   Zeon Corp..............................................  25,000      180,316
                                                                   ------------
TOTAL JAPAN...............................................          173,380,995
                                                                   ------------
MALAYSIA -- (0.9%)
   Aeon Co. (M) Berhad....................................  30,000      122,825
   Affin Holdings Berhad..................................  84,300       93,584
   AirAsia Berhad......................................... 179,600      178,258
   Alliance Financial Group Berhad........................ 196,800      262,542
   AMMB Holdings Berhad................................... 148,200      309,871
   APM Automotive Holdings Berhad.........................  47,200       75,348
   Axiata Group Berhad.................................... 136,425      291,991
   Batu Kawan Berhad......................................  27,600      162,678
   Berjaya Corp. Berhad................................... 407,600       85,472
   Berjaya Land Berhad....................................  76,000       20,215
   Berjaya Sports Toto Berhad.............................  52,171       76,022
   BIMB Holdings Berhad...................................  71,100       70,540
   Boustead Holdings Berhad...............................  61,204      100,559
   British American Tobacco Malaysia Berhad...............   3,400       70,461
   Bursa Malaysia Berhad..................................  18,100       37,419
   Cahya Mata Sarawak Berhad..............................  13,600       14,847
   Carlsberg Brewery Berhad...............................   8,600       36,960
   CB Industrial Product Holding Berhad...................  51,400       45,863
   CIMB Group Holdings Berhad.............................  94,400      235,921
   CSC Steel Holdings Berhad..............................  47,300       18,925
   Dayang Enterprise Holdings Berhad......................  36,293       26,999
   Dialog Group Berhad.................................... 193,779      152,354
   DiGi.Com Berhad........................................  61,000      106,135
   DRB-Hicom Berhad....................................... 195,900      158,985

                                     1167

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CONTINUED


                                                              Shares  Value++
                                                              ------- --------
MALAYSIA -- (Continued)
   Eastern & Oriental Berhad................................. 116,300 $ 62,424
   ECM Libra Financial Group Berhad..........................      78       23
   Evergreen Fibreboard Berhad...............................   9,000    1,905
   Faber Group Berhad........................................  52,400   25,065
   Gamuda Berhad............................................. 277,000  327,565
   Genting (Malaysia) Berhad................................. 240,300  282,739
   Genting Berhad............................................  87,900  254,711
   Genting Plantations Berhad................................  35,100  103,330
   Guinness Anchor Berhad....................................  23,000  125,231
   Hap Seng Consolidated Berhad.............................. 242,580  129,540
   Hap Seng Plantations Holdings Berhad......................  77,600   74,812
   Hong Leong Bank Berhad....................................  38,280  184,302
   Hong Leong Financial Group Berhad.........................  41,700  176,256
   Hong Leong Industries Berhad..............................  31,400   48,349
   IGB Corp. Berhad.......................................... 151,994  121,409
   IJM Corp. Berhad.......................................... 209,660  344,108
   IJM Land Berhad........................................... 143,000  103,249
   IJM Plantations Berhad....................................  80,200   82,299
   IOI Corp. Berhad..........................................  50,026   82,933
   Jaya Tiasa Holdings Berhad................................  15,435   11,636
  *JCY International Berhad..................................  54,200   13,298
   Keck Seng (Malaysia) Berhad...............................  28,500   36,748
  *KFC Holdings (Malaysia) Berhad............................  24,100   30,792
   Kian Joo Can Factory Berhad...............................  56,700   44,047
  *Kinsteel Berhad........................................... 144,000   18,625
   KLCC Property Holdings Berhad.............................  52,600  102,465
  *KNM Group Berhad.......................................... 240,325   42,083
   Kossan Rubber Industries Berhad...........................  16,100   16,112
   KPJ Healthcare Berhad.....................................  40,300   79,739
  *KSK Group Berhad.......................................... 143,900   32,249
   Kuala Lumpur Kepong Berhad................................   7,300   51,259
   Kulim (Malaysia) Berhad...................................  88,100  144,652
   Lafarge Malayan Cement Berhad.............................  33,600  107,524
  *Landmarks Berhad..........................................  74,700   23,139
   Lingkaran Trans Kota Holdings Berhad......................  39,000   50,142
   Lion Industries Corp. Berhad.............................. 118,500   41,165
   LPI Capital Berhad........................................   8,480   39,065
   Mah Sing Group Berhad.....................................  89,280   65,692
   Malayan Banking Berhad.................................... 137,858  407,818
   Malayan Flour Mills Berhad................................   9,500    4,266
   Malaysia Airports Holdings Berhad.........................  76,500  145,828
   Malaysia Building Society Berhad..........................  61,300   47,136
  *Malaysian Airlines System Berhad.......................... 175,500   59,169
   Malaysian Bulk Carriers Berhad............................  61,200   29,080
   Malaysian Pacific Industries Berhad.......................  14,375   12,454
   Malaysian Resources Corp. Berhad.......................... 349,350  200,982
   MBM Resources Berhad......................................  28,210   31,446
   Media Prima Berhad........................................ 135,700  101,440
  *MISC Berhad...............................................  44,880   62,337
   MMC Corp. Berhad.......................................... 195,100  166,557
   Mudajaya Group Berhad.....................................  54,900   48,035
   Muhibbah Engineering Berhad............................... 115,700   35,037
  *Mulpha International Berhad............................... 518,800   69,678
   Nestle (Malaysia) Berhad..................................   5,100  116,542
   OSK Holdings Berhad....................................... 178,862   85,595
   Parkson Holdings Berhad................................... 117,584  186,868
   Petronas Chemicals Group Berhad...........................  19,000   40,470
   Petronas Dagangan Berhad..................................  17,100  123,757
   Petronas Gas Berhad.......................................  25,100  161,214
   POS (Malaysia) Berhad.....................................  78,600   77,772
   PPB Group Berhad..........................................  54,040  238,502

                                     1168

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CONTINUED


                                                           Shares     Value++
                                                          --------- -----------
MALAYSIA -- (Continued)
   Press Metal Berhad....................................    15,200 $     8,670
   Public Bank Berhad Foreign Market Shares..............     8,700      45,342
   RCE Capital Berhad....................................   430,500      43,698
   RHB Capital Berhad....................................    99,788     245,255
  *Sapurakencana Petroleum Berhad........................   195,143     160,333
   Sarawak Oil Palms Berhad..............................    13,800      28,207
  *Scomi Group Berhad....................................   335,900      45,029
   Selangor Properties Berhad............................    24,800      28,394
   Shell Refining Co. Federation of Malaysia Berhad......    25,800      74,463
   Sime Darby Berhad.....................................    41,200     132,161
   Star Publications (Malaysia) Berhad...................    37,200      38,216
  *Sunway Berhad.........................................   164,850     127,370
   Supermax Corp. Berhad.................................    47,800      31,632
   Ta Ann Holdings Berhad................................    40,781      50,804
   TA Enterprise Berhad..................................   253,700      42,372
   TA Global Berhad......................................   152,220      12,712
   Tan Chong Motor Holdings Berhad.......................   100,000     145,302
   TDM Berhad............................................    14,600      16,947
   Telekom Malaysia Berhad...............................    96,800     189,779
   Tenaga Nasional Berhad................................    46,850     106,589
  *Time Dotcom Berhad....................................    72,660      83,270
   Top Glove Corp. Berhad................................    77,200     135,398
   Tradewinds (Malaysia) Berhad..........................    34,700      83,421
   TSH Resources Berhad..................................   109,400      85,347
  *UEM Land Holdings Berhad..............................   211,258     146,356
   UMW Holdings Berhad...................................    82,300     268,213
   Unico-Desa Plantations Berhad.........................   147,900      61,600
   Unisem (Malaysia) Berhad..............................   147,200      49,045
   United Plantations Berhad.............................    11,300      93,345
   Wah Seong Corp. Berhad................................    52,433      30,065
   WCT Berhad............................................   101,400      91,691
   WTK Holdings Berhad...................................    72,500      24,916
   YNH Property Berhad...................................    99,848      62,348
   YTL Corp. Berhad......................................   967,283     554,150
   YTL Power International Berhad........................   141,700      75,680
   Zhulian Corp Berhad...................................    45,600      38,893
                                                                    -----------
TOTAL MALAYSIA...........................................            12,144,452
                                                                    -----------
MEXICO -- (1.4%)
   Alfa S.A.B. de C.V. Series A..........................   588,810   1,085,526
  *Alsea S.A.B. de C.V...................................   102,947     165,342
   America Movil S.A.B. de C.V. Series L.................    60,900      77,253
   America Movil S.A.B. de C.V. Series L ADR.............    23,684     598,968
   Arca Continental S.A.B. de C.V........................   136,212     988,250
  *Axtel S.A.B. de C.V...................................    76,200      16,993
   Bolsa Mexicana de Valores S.A. de C.V.................    43,471      96,278
  *Cemex S.A.B. de C.V................................... 1,725,887   1,561,919
  *Cemex S.A.B. de C.V. Sponsored ADR....................    73,321     662,824
   Cia Minera Autlan S.A.B. de C.V. Series B.............    13,400      13,263
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR..........     2,300     294,193
   Compartamos S.A.B. de C.V.............................   106,000     141,830
  *Consorcio ARA S.A.B. de C.V. Series *.................   147,200      46,204
   Controladora Comercial Mexicana S.A.B. de C.V.
     Series B............................................    82,804     232,084
  *Corporacion GEO S.A.B. de C.V. Series B...............   105,000     126,058
   Corporacion Moctezuma S.A.B. de C.V. Series *.........    73,800     169,649
  *Desarrolladora Homex S.A.B. de C.V....................    28,600      63,189
  *Desarrolladora Homex S.A.B. de C.V. ADR...............     2,200      29,150
   El Puerto de Liverpool S.A.B. de C.V. Series C-1......     5,518      49,423
  *Empresas ICA S.A.B. de C.V............................    84,759     182,218
  *Empresas ICA S.A.B. de C.V. Sponsored ADR.............    16,200     139,968
  *Financiera Independencia S.A.B. de C.V................    32,800      10,120

                                     1169

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CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
MEXICO -- (Continued)
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.  21,098 $ 1,911,690
  *Genomma Lab Internacional S.A.B. de C.V. Series B.......  39,010      77,758
  *Gruma S.A.B. de C.V. ADR................................     500       5,800
  *Gruma S.A.B. de C.V. Series B...........................  54,084     157,370
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V......  34,200      81,308
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.....   9,537     454,152
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......   5,100     492,507
   Grupo Aeroportuario del Sureste S.A.B. de C.V.
     Series B..............................................   2,400      23,278
   Grupo Bimbo S.A.B. de C.V. Series A..................... 157,200     365,808
   Grupo Carso S.A.B. de C.V. Series A-1...................  97,100     350,536
  *Grupo Cementos de Chihuahua S.A.B. de C.V...............   1,100       3,721
   Grupo Comercial Chedraui S.A. de C.V....................  30,948      83,432
   Grupo Elektra S.A.B. de C.V.............................   1,790      73,820
  *Grupo Famsa S.A.B. de C.V. Series A.....................  51,200      60,608
   Grupo Financiero Banorte S.A.B. de C.V. Series O........ 231,093   1,284,830
   Grupo Financiero Inbursa S.A.B. de C.V. Series O........ 219,640     583,571
   Grupo Herdez S.A.B. de C.V. Series *....................  69,100     187,289
  *Grupo Lamosa S.A.B. de C.V..............................  33,900      41,812
   Grupo Mexico S.A.B. de C.V. Series B.................... 334,081   1,071,080
   Grupo Modelo S.A.B. de C.V. Series C....................  34,392     302,526
  *Grupo Simec S.A. de C.V. Series B.......................  20,200      80,698
   Grupo Televisa S.A.B....................................   1,100       4,987
   Grupo Televisa S.A.B. Sponsored ADR.....................  18,732     423,343
  *Impulsora del Desarrollo y El Empleo en America Latina
    S.A.B. de C.V.......................................... 117,000     201,225
   Industrias Bachoco S.A.B. de C.V. Series B..............   1,422       3,004
  *Industrias CH S.A.B. de C.V. Series B...................  34,500     200,218
   Industrias Penoles S.A.B. de C.V........................   5,130     256,618
  *Inmuebles Carso S.A.B. de C.V. Series B-1...............  86,291      67,022
   Kimberly Clark de Mexico S.A.B. de C.V. Series A........  68,400     165,802
  *Megacable Holdings S.A.B. de C.V........................  34,300      87,230
   Mexichem S.A.B. de C.V. Series *........................ 117,483     582,749
  *Minera Frisco S.A.B. de C.V. Series A-1.................  70,600     280,373
   Organizacion Soriana S.A.B. de C.V. Series B............ 169,127     568,320
  *Promotora y Operadora de Infraestructura S.A.B. de C.V..  18,900      98,152
  *Qualitas Controladora S.A.B. de C.V.....................  36,600      54,506
   TV Azteca S.A.B. de C.V................................. 261,900     164,213
  *Urbi Desarrollos Urbanos S.A.B. de C.V..................  84,222      52,550
   Wal-Mart de Mexico S.A.B. de C.V. Series V..............  76,404     224,882
                                                                    -----------
TOTAL MEXICO...............................................          17,879,490
                                                                    -----------
NETHERLANDS -- (1.8%)
   Aalberts Industries NV..................................  15,225     276,747
   Accell Group NV.........................................   2,458      40,540
   Aegon NV................................................ 170,717     954,756
   Aegon NV ADR............................................  76,751     428,271
  *AFC Ajax NV.............................................     546       4,841
   Akzo Nobel NV...........................................  30,014   1,633,597
   Akzo Nobel NV Sponsored ADR.............................   1,500      27,135
  *AMG Advanced Metallurgical Group NV.....................   5,989      46,947
  *Amsterdam Commodities NV................................   3,226      58,157
   APERAM NV...............................................   9,663     140,132
   Arcadis NV..............................................  10,378     221,708
   ArcelorMittal NV........................................  14,754     218,129
  #ArcelorMittal NV ADR....................................  49,500     731,115
   ASM International NV....................................   7,329     232,056
  #ASML Holding NV ADR.....................................  12,550     689,874
   BE Semiconductor Industries NV..........................   8,284      55,886
   Beter Bed Holding NV....................................   1,215      22,452
   BinckBank NV............................................   9,871      79,130
   Brunel International NV.................................   1,737      83,754
   CSM NV..................................................  16,091     328,672

                                     1170

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CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
NETHERLANDS -- (Continued)
  *DE Master Blenders 1753 NV..............................  63,406 $   777,684
   Delta Lloyd NV..........................................  24,462     406,814
   Exact Holding NV........................................   1,884      42,277
   Fugro NV................................................   9,627     651,490
  *Grontmij NV.............................................  11,563      43,543
   Heijmans NV.............................................   3,163      26,832
   Heineken NV.............................................   5,424     334,728
   Hunter Douglas NV.......................................     788      29,184
  *ING Groep NV............................................     213       1,895
 #*ING Groep NV Sponsored ADR.............................. 263,004   2,330,215
  *Kardan NV...............................................   6,819       7,068
   KAS Bank NV.............................................   3,541      35,528
   Kendrion NV.............................................   1,972      39,824
   Koninklijke Ahold NV....................................  89,890   1,144,703
   Koninklijke Ahold NV ADR................................     400       5,100
   Koninklijke Bam Groep NV................................  54,912     204,398
   Koninklijke Boskalis Westminster NV.....................  12,693     484,116
   Koninklijke DSM NV......................................  18,525     952,623
   Koninklijke KPN NV......................................  23,138     145,853
   Koninklijke Philips Electronics NV......................  70,788   1,772,951
   Koninklijke Ten Cate NV.................................   6,634     147,063
   Koninklijke Vopak NV....................................   6,788     472,580
   Koninklijke Wessanen NV.................................  23,246      65,712
  *LBi International NV....................................  13,995      51,818
   Macintosh Retail Group NV...............................     861       9,719
   Mediq NV................................................  12,651     205,336
   Nutreco NV..............................................   6,786     508,309
  *Ordina NV...............................................  14,194      18,778
   Philips Electronics NV ADR..............................  68,183   1,710,030
  *PostNL NV...............................................  69,531     274,390
   Randstad Holdings NV....................................  22,614     739,370
   Reed Elsevier NV........................................   4,918      66,016
   Reed Elsevier NV ADR....................................   4,200     112,686
   Royal Imtech NV.........................................  13,633     342,698
  *SBM Offshore NV.........................................  30,320     396,912
   Sligro Food Group NV....................................   3,036      82,641
  *SNS REAAL Groep NV......................................  38,309      56,407
   Telegraaf Media Groep NV................................   4,962      46,071
   TKH Group NV............................................   6,205     141,959
   TNT Express NV..........................................  70,928     747,386
 #*TomTom NV...............................................  29,467     147,149
   Unilever NV.............................................   2,976     109,381
   Unilever NV ADR.........................................  11,120     407,993
   Unit4 NV................................................   4,818     132,324
   USG People NV...........................................  15,034     105,597
   Wolters Kluwer NV.......................................  23,383     452,392
  *Xeikon NV...............................................   4,099      15,952
                                                                    -----------
TOTAL NETHERLANDS..........................................          23,277,394
                                                                    -----------
NEW ZEALAND -- (0.2%)
   Air New Zealand, Ltd....................................  65,519      66,744
   Auckland International Airport, Ltd..................... 160,227     353,438
   Chorus, Ltd.............................................   7,035      19,543
   Chorus, Ltd. ADR........................................   2,187      30,049
   Contact Energy, Ltd.....................................  68,987     314,142
  *Fisher & Paykel Appliances Holdings, Ltd................  88,382      92,704
   Fisher & Paykel Healthcare Corp., Ltd...................  40,070      77,414
   Fletcher Building, Ltd. (6341606).......................  65,360     378,039
   Fletcher Building, Ltd. (6341617).......................  12,299      71,180
   Freightways, Ltd........................................   8,295      29,191
   Infratil, Ltd...........................................  73,154     135,949

                                     1171

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CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
NEW ZEALAND -- (Continued)
   Mainfreight, Ltd.........................................  14,201 $  124,308
   New Zealand Oil & Gas, Ltd...............................  63,818     45,341
   Nuplex Industries, Ltd...................................  37,267     92,481
   Port of Tauranga, Ltd....................................  20,130    214,236
  *Pyne Gould Guinness, Ltd.................................   8,757      2,443
   Ryman Healthcare, Ltd....................................  48,303    160,779
   Sanford, Ltd.............................................  12,229     43,748
   Sky Network Television, Ltd..............................  17,716     78,243
   SKYCITY Entertainment Group, Ltd.........................  46,065    146,924
   Tower, Ltd...............................................  55,588     88,190
   TrustPower, Ltd..........................................  13,045     91,592
   Vector, Ltd..............................................  28,655     64,049
   Warehouse Group, Ltd.....................................  19,445     50,339
                                                                     ----------
TOTAL NEW ZEALAND...........................................          2,771,066
                                                                     ----------
NORWAY -- (0.9%)
   ABG Sundal Collier Holding ASA...........................  41,234     29,423
  *Agasti Holding ASA.......................................  94,082     24,588
   Aker ASA Series A........................................   5,345    188,728
   Aker Solutions ASA.......................................  17,200    338,950
  *Algeta ASA...............................................     999     26,869
  *Archer, Ltd..............................................  31,543     41,691
   Atea ASA.................................................  11,808    125,088
   Austevoll Seafood ASA....................................  19,409     91,867
   Bonheur ASA..............................................   2,238     47,952
   BW Offshore, Ltd.........................................  80,495     47,354
  *BWG Homes ASA............................................  13,773     28,166
   Cermaq ASA...............................................  11,307    154,732
   Copeinca ASA.............................................   2,400     18,611
  *Deep Sea Supply P.L.C....................................  23,563     35,934
  *Det Norske Oljeselskap ASA...............................   4,455     68,632
   DNB ASA..................................................  63,681    796,115
 #*DNO International ASA.................................... 107,000    187,036
  *Dockwise, Ltd............................................   2,027     32,429
  *DOF ASA..................................................   9,400     38,790
   Ekornes ASA..............................................   2,800     42,820
  *Electromagnetic GeoServices ASA..........................  12,748     27,768
  *Eltek ASA................................................  90,615     60,425
   EVRY ASA.................................................   1,921      2,824
   Farstad Shipping ASA.....................................   1,232     26,368
   Fred Olsen Energy ASA....................................   2,982    139,642
 #*Frontline, Ltd...........................................   5,865     18,389
   Ganger Rolf ASA..........................................   2,919     61,325
  *Gjensidige Forsikring ASA................................  16,151    235,839
   Golar LNG, Ltd...........................................   3,007    117,363
  *Golden Ocean Group, Ltd..................................  57,922     43,820
  *Hurtigruten ASA..........................................  45,655     24,197
 #*Kongsberg Automotive Holding ASA......................... 118,714     35,791
   Kongsberg Gruppen ASA....................................   2,160     41,724
   Kvaerner ASA.............................................  42,055    106,739
   Leroey Seafood Group ASA.................................   3,689     76,026
  *Marine Harvest ASA....................................... 514,096    403,370
 #*Nordic Semiconductor ASA.................................  18,887     54,470
   Norsk Hydro ASA.......................................... 113,626    511,547
   Norsk Hydro ASA Sponsored ADR............................     800      3,456
 #*Norske Skogindustrier ASA Series A.......................  49,653     41,616
   Northern Offshore, Ltd...................................  17,133     31,189
  *Norwegian Air Shuttle ASA................................   5,579    120,589
  *Norwegian Energy Co. ASA.................................  35,128     22,422
   Odfjell ASA Series A.....................................   2,716      8,652
   Opera Software ASA.......................................   7,998     44,020

                                     1172

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CONTINUED


                                                           Shares     Value++
                                                          --------- -----------
NORWAY -- (Continued)
   Orkla ASA.............................................   103,271 $   818,074
   Petroleum Geo-Services ASA............................    33,287     575,183
  *Pronova BioPharma ASA.................................    32,363      64,030
   Prosafe ASA...........................................     7,400      61,541
  *Q-Free ASA............................................     7,768      21,812
 #*Renewable Energy Corp. ASA............................    95,126      16,668
  *Salmar ASA............................................       302       1,886
   Schibsted ASA.........................................     3,700     138,473
   Seadrill, Ltd.........................................    11,860     480,570
  *Siem Offshore, Inc. ASA...............................    52,788      71,412
   Solstad Offshore ASA..................................       399       5,917
  *Songa Offshore SE.....................................    32,356      39,696
   SpareBank 1 SMN.......................................    21,487     139,221
   Statoil ASA...........................................     3,700      91,127
   Statoil ASA Sponsored ADR.............................    47,506   1,166,272
   Stolt-Nielsen, Ltd....................................     3,159      57,916
  *Storebrand ASA........................................    67,968     342,040
   Subsea 7 SA...........................................    35,645     781,412
   Telenor ASA...........................................    17,451     343,228
   TGS Nopec Geophysical Co. ASA.........................     4,512     153,305
   Tomra Systems ASA.....................................    16,200     133,087
   TTS Marine ASA........................................     1,076       1,780
   Veidekke ASA..........................................     6,564      54,657
  *Veripos, Inc..........................................     3,564      10,299
  *Wilh Wilhelmsen ASA...................................     3,809      27,174
   Wilh Wilhelmsen Holding ASA...........................     4,070      91,520
   Yara International ASA................................    15,217     717,161
                                                                    -----------
TOTAL NORWAY.............................................            11,030,807
                                                                    -----------
PERU -- (0.1%)
   Cia de Minas Buenaventura S.A. ADR....................     1,800      64,368
   Credicorp, Ltd........................................     5,210     673,861
                                                                    -----------
TOTAL PERU...............................................               738,229
                                                                    -----------
PHILIPPINES -- (0.5%)
   Aboitiz Equity Ventures, Inc..........................    96,000     112,343
   Aboitiz Power Corp....................................   270,000     216,864
   Alliance Global Group, Inc............................   954,600     344,245
  *Atlas Consolidated Mining & Development...............    82,100      35,401
   Ayala Corp. Series A..................................    38,240     410,488
   Ayala Land, Inc.......................................   354,100     202,392
   Bank of the Philippine Islands........................   188,703     370,590
  *BDO Unibank, Inc......................................   208,944     324,213
  *Belle Corp............................................   565,000      73,604
  *Cebu Air, Inc.........................................    39,000      54,148
   China Banking Corp....................................    68,070      87,346
   DMCI Holdings, Inc....................................    55,200      72,287
   Energy Development Corp...............................   404,000      65,412
   Filinvest Development Corp............................   296,466      32,283
   Filinvest Land, Inc................................... 3,564,000     126,151
  *First Gen Corp........................................   170,000      92,185
   First Philippines Holdings Corp.......................    75,400     158,055
   Globe Telecom, Inc....................................     4,040     111,650
   International Container Terminal Services, Inc........    91,130     156,877
   JG Summit Holdings, Inc...............................    12,100       9,683
   Jollibee Foods Corp...................................    30,800      79,030
   Lopez Holdings Corp...................................   511,000      67,572
   Manila Electric Co....................................    11,290      76,470
   Manila Water Co., Inc.................................   100,000      70,369
   Megaworld Corp........................................ 1,959,000     116,232
   Metro Bank & Trust Co.................................   185,075     426,754

                                     1173

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CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
 PHILIPPINES -- (Continued)
    Metro Pacific Investments Corp........................ 1,038,000 $  104,155
   *Pepsi-Cola Products Philippines, Inc..................    80,000     10,483
    Philippine Long Distance Telephone Co. Sponsored ADR..     1,000     63,530
   *Philippine National Bank..............................    48,400     84,610
    Rizal Commercial Banking Corp.........................    71,000     79,054
    Robinson's Land Corp. Series B........................   315,000    145,251
    San Miguel Corp.......................................    33,800     89,420
    Security Bank Corp....................................    86,520    339,691
   *Semirara Mining Corp..................................    11,880     63,125
    SM Development Corp...................................   385,330     58,319
    SM Investments Corp...................................     8,040    156,602
    SM Prime Holdings, Inc................................   424,250    149,107
   *Southeast Asia Cement Holdings, Inc................... 1,009,000     62,856
    Union Bank of Philippines.............................    42,900    111,482
    Universal Robina Corp.................................   168,610    294,043
    Vista Land & Lifescapes, Inc..........................   458,000     53,325
                                                                     ----------
 TOTAL PHILIPPINES........................................            5,757,697
                                                                     ----------
 POLAND -- (0.4%)
    Agora SA..............................................     9,107     24,240
   *AmRest Holdings SE....................................     2,020     49,828
    Asseco Poland SA......................................    17,255    216,205
    Bank Handlowy w Warszawie SA..........................     5,363    156,503
   *Bank Millennium SA....................................    87,752    116,250
    Bank Pekao SA.........................................     1,980     95,111
   *Bioton SA.............................................   980,519     27,641
   *Boryszew SA...........................................   214,660     35,635
   *BRE Bank SA...........................................     1,468    138,718
    Budimex SA............................................     1,885     32,011
   *Ciech SA..............................................    10,050     66,949
   *Cyfrowy Polsat SA.....................................     6,007     27,255
   *Echo Investment SA....................................    73,042    109,799
    Emperia Holding SA....................................     2,574     43,551
    Enea SA...............................................    20,750    100,258
    Eurocash SA...........................................    12,021    147,498
   *Farmacol SA...........................................     2,588     21,999
   *Getin Holding SA......................................    67,301     48,554
   *Getin Noble Bank SA...................................   196,982    102,952
    Grupa Kety SA.........................................     1,179     47,762
   *Grupa Lotos SA........................................    18,333    193,711
   *Impexmetal SA.........................................    16,373     18,603
   *ING Bank Slaski SA....................................     3,600     98,237
    Inter Cars SA.........................................     1,521     42,481
   *Kernel Holding SA.....................................     8,830    184,601
    KGHM Polska Miedz SA..................................    10,668    537,613
   *Kopex SA..............................................     7,393     44,903
   *Kredyt Bank SA........................................     3,810     18,522
   *LC Corp. SA...........................................    51,834     18,645
    LPP SA................................................        54     66,750
    Lubelski Wegiel Bogdanka SA...........................     4,305    162,095
   *Netia SA..............................................    79,898    145,428
    NG2 SA................................................     1,963     36,101
    Orbis SA..............................................     4,643     51,810
    Pelion SA.............................................     1,918     15,726
    PGE SA................................................    53,374    289,606
   *Polimex-Mostostal SA..................................   147,517     25,990
   *Polski Koncern Naftowy Orlen SA.......................    50,008    685,393
   *Polskie Gornictwo Naftowe I Gazownictwo SA............    73,242     90,733
    Powszechna Kasa Oszczednosci Bank Polski SA...........     9,285    103,792
    Powszechny Zaklad Ubezpieczen SA......................       934    109,256
   *Rovese SA.............................................    22,410     16,877

                                     1174

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CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
POLAND -- (Continued)
  *Sygnity SA.............................................     4,962 $   18,580
   Synthos SA.............................................   105,358    175,690
   Tauron Polska Energia SA...............................    57,260     79,193
   Telekomunikacja Polska SA..............................    26,123     99,061
   TVN SA.................................................     5,494     12,044
   Zaklady Azotowe Pulawy SA..............................     1,298     48,579
                                                                     ----------
TOTAL POLAND..............................................            4,998,739
                                                                     ----------
PORTUGAL -- (0.2%)
   Altri SGPS SA..........................................    25,236     44,496
  *Banco BPI SA...........................................    86,060     95,985
  *Banco Comercial Portugues SA........................... 2,469,157    224,529
  *Banco Espirito Santo SA................................   309,526    301,244
  *Banif SGPS SA..........................................    16,816      3,138
   Cimpor Cimentos de Portugal SA.........................    35,668    159,345
  *EDP Renovaveis SA......................................    46,785    222,840
   Energias de Portugal SA................................    69,026    187,620
   Galp Energia SGPS SA...................................    17,799    284,923
   Jeronimo Martins SGPS SA...............................    17,915    313,619
   Mota-Engil SGPS SA.....................................    17,204     29,131
   Portucel-Empresa Produtora de Pasta de Papel SA........    45,738    127,548
   Portugal Telecom SA....................................   134,073    674,225
   REN - Redes Energeticas Nacionais SGPS SA..............    24,717     63,768
   Sociedade de Investimento e Gestao SGPS SA.............    14,845    105,060
  *Sonae Industria SGPS SA................................    24,422     16,588
   Sonae SGPS SA..........................................   204,541    151,839
   Sonaecom SGPS SA.......................................    28,627     52,016
  *Teixeira Duarte SA.....................................    10,538      3,551
   Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA...................................    21,828     69,252
                                                                     ----------
TOTAL PORTUGAL............................................            3,130,717
                                                                     ----------
RUSSIA -- (0.6%)
  *Etalon Group, Ltd. GDR.................................     2,513     14,519
  *Eurasia Drilling Co., Ltd. GDR.........................     2,133     73,954
   Federal Hydrogenerating Co. ADR........................   199,636    475,601
   Gazprom Neft OAO Sponsored ADR.........................       424     10,495
   Gazprom OAO Sponsored ADR..............................   353,575  3,247,584
  *Globaltrans Investment P.L.C. Sponsored GDR............     3,982     73,812
  *IG Seismic Services, Ltd. GDR..........................       419      5,642
  *Integra Group Holdings GDR.............................    20,403     12,421
   Lukoil OAO Sponsored ADR...............................    20,327  1,233,612
  *Magnitogorsk Iron & Steel Works Sponsored GDR..........    23,119    100,369
   Mail.ru Group, Ltd. GDR................................     1,778     59,420
  *Mechel Sponsored ADR...................................    32,520    206,502
   MMC Norilsk Nickel JSC ADR.............................     6,501     99,924
   Novolipetsk Steel OJSC GDR.............................     3,822     72,410
  *PIK Group GDR..........................................    13,885     30,137
   Polymetal International P.L.C..........................     4,300     77,511
   Rosneft OAO GDR........................................    22,100    164,210
  *Sberbank of Russia Sponsored ADR.......................    14,737    174,272
   Severstal OAO GDR......................................    16,400    199,175
   Tatneft OAO Sponsored ADR..............................    19,500    758,260
   TMK OAO GDR............................................     5,886     87,408
   Uralkali OJSC GDR......................................     4,506    177,141
   VimpelCom, Ltd. Sponsored ADR..........................     8,972     98,871
   VTB Bank OJSC GDR......................................    30,644    106,125
  *X5 Retail Group NV GDR.................................     1,681     31,988
                                                                     ----------
TOTAL RUSSIA..............................................            7,591,363
                                                                     ----------

                                     1175

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CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
SINGAPORE -- (1.3%)
  *Abterra, Ltd.............................................  32,000 $   22,343
   Asia Pacific Breweries, Ltd..............................   2,000     86,247
   ASL Marine Holdings, Ltd.................................  32,200     17,550
  *AusGroup, Ltd............................................  64,000     24,204
  *Banyan Tree Holdings, Ltd................................  54,000     29,564
   Beng Kuang Marine, Ltd...................................  99,000      9,359
 #*Biosensors International Group, Ltd...................... 206,000    182,536
   Bonvests Holdings, Ltd...................................  22,000     18,737
   Boustead Singapore, Ltd..................................  50,000     38,927
   Breadtalk Group, Ltd.....................................  27,000     13,261
   Bukit Sembawang Estates, Ltd.............................  22,000     96,901
  *Bund Center Investment, Ltd.............................. 259,000     37,133
   CapitaLand, Ltd.......................................... 274,500    731,034
   Cerebos Pacific, Ltd.....................................  10,000     54,032
   CH Offshore, Ltd.........................................  60,000     25,555
   China Aviation Oil Singapore Corp., Ltd..................  28,000     22,203
   China Merchants Holdings Pacific, Ltd....................   4,000      2,364
   Chip Eng Seng Corp., Ltd.................................  79,000     30,011
   City Developments, Ltd...................................  57,000    532,209
   ComfortDelGro Corp., Ltd................................. 118,000    163,178
 #*Cosco Corp Singapore, Ltd................................ 146,000    104,806
  *CSC Holdings, Ltd........................................  97,000      8,620
   CSE Global, Ltd..........................................  59,000     41,758
   CWT, Ltd.................................................  40,000     40,860
   DBS Group Holdings, Ltd.................................. 105,282  1,195,628
   Eu Yan Sang International, Ltd...........................   3,000      1,498
   Ezion Holdings, Ltd...................................... 107,000    112,940
  *Ezra Holdings, Ltd....................................... 185,200    168,496
   F.J. Benjamin Holdings, Ltd..............................  34,000      9,040
   First Resources, Ltd..................................... 104,000    174,392
  #Fragrance Group, Ltd..................................... 146,000     31,604
   Fraser & Neave, Ltd...................................... 125,000    936,515
 #*Gallant Venture, Ltd..................................... 119,000     26,683
  #Genting Singapore P.L.C..................................  79,000     85,816
   GMG Global, Ltd.......................................... 578,000     59,515
   Golden Agri-Resources, Ltd............................... 877,000    447,916
   Goodpack, Ltd............................................  40,000     63,492
   Great Eastern Holdings, Ltd..............................   2,000     26,386
   GuocoLand, Ltd...........................................  69,666    123,540
   GuocoLeisure, Ltd........................................  75,000     38,033
   Guthrie GTS, Ltd.........................................  82,000     40,875
  *Healthway Medical Corp., Ltd.............................  74,000      4,908
   Hi-P International, Ltd.................................. 139,000     81,607
   Ho Bee Investment, Ltd................................... 102,000    122,985
  *Hong Fok Corp., Ltd...................................... 109,200     45,008
   Hong Leong Asia, Ltd.....................................  42,000     57,944
   Hongkong Land Holdings, Ltd..............................  19,000    120,133
   Hotel Grand Central, Ltd.................................  31,677     23,429
   Hotel Properties, Ltd....................................  48,000    103,630
   HTL International Holdings, Ltd..........................  66,000     18,488
  #Hyflux, Ltd.............................................. 103,000    113,548
  *Indofood Agri Resources, Ltd............................. 107,000    110,098
   InnoTek, Ltd.............................................  46,000     12,217
   Jardine Cycle & Carriage, Ltd............................   3,000    120,704
  *Jaya Holdings, Ltd.......................................  54,000     24,514
  *JES International Holdings, Ltd..........................  80,000      9,568
   K1 Ventures, Ltd.........................................  42,000      4,300
   Keppel Corp., Ltd........................................  33,000    287,116
   Keppel Land, Ltd......................................... 148,000    409,960
   Keppel Telecommunications & Transportation, Ltd..........  10,000     10,556
   K-Green Trust, Ltd.......................................  40,000     33,131

                                     1176

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
SINGAPORE -- (Continued)
   Lee Kim Tah Holdings, Ltd................................  18,000 $   11,048
  *Lian Beng Group, Ltd..................................... 112,000     35,671
  *LionGold Corp., Ltd......................................  47,000     41,022
   M1, Ltd..................................................  31,000     66,274
  *Manhattan Resources, Ltd.................................  32,000     12,828
   Marco Polo Marine, Ltd...................................  72,000     19,776
   Midas Holdings, Ltd...................................... 187,000     61,740
 #*Neptune Orient Lines, Ltd................................ 170,000    160,898
  *Noble Group, Ltd......................................... 405,000    432,429
   NSL, Ltd.................................................  12,000     13,960
  *Oceanus Group, Ltd....................................... 231,000      5,839
   OKP Holdings, Ltd........................................  71,000     29,344
 #*Olam International, Ltd.................................. 300,000    481,921
   Orchard Parade Holdings, Ltd.............................  32,000     66,675
   OSIM International, Ltd..................................  49,000     65,073
  *Otto Marine, Ltd......................................... 160,500     11,027
   Oversea-Chinese Banking Corp., Ltd....................... 116,296    864,355
  #Overseas Union Enterprise, Ltd...........................  63,000    136,595
   Pan Pacific Hotels Group, Ltd............................  49,000     90,905
   Petra Foods, Ltd.........................................   3,000      6,433
   QAF, Ltd.................................................   9,000      5,854
  #Raffles Education Corp., Ltd............................. 140,370     37,864
   Raffles Medical Group, Ltd...............................  12,000     24,042
   Rotary Engineering, Ltd..................................  55,000     18,881
  *S i2i, Ltd............................................... 468,000      9,193
   SATS, Ltd................................................  79,870    182,105
   SBS Transit, Ltd.........................................  11,500     13,799
   SC Global Developments, Ltd..............................  41,000     37,504
   SembCorp Industries, Ltd.................................  65,000    288,474
   SembCorp Marine, Ltd.....................................  16,000     61,459
   SIA Engineering Co., Ltd.................................  10,000     34,403
   Sim Lian Group, Ltd......................................  25,000     16,741
   Sinarmas Land, Ltd....................................... 259,000     58,664
   Singapore Airlines, Ltd..................................  65,000    563,327
   Singapore Exchange, Ltd..................................  18,000     98,931
   Singapore Land, Ltd......................................  29,000    162,893
   Singapore Post, Ltd......................................  83,000     77,522
   Singapore Press Holdings, Ltd............................  46,000    152,098
   Singapore Technologies Engineering, Ltd..................  34,000     97,855
   Singapore Telecommunications, Ltd........................ 209,000    550,509
  *Sinostar PEC Holdings, Ltd...............................  23,000      2,364
   SMRT Corp., Ltd..........................................  69,000     98,036
  #Sound Global, Ltd........................................  64,000     26,366
   Stamford Land Corp., Ltd.................................  86,000     39,089
   StarHub, Ltd.............................................  22,000     66,189
   STX OSV Holdings, Ltd....................................  96,000    119,866
   Sunningdale Tech, Ltd....................................  65,000      6,594
 #*Sunvic Chemical Holdings, Ltd............................  69,000     20,250
   Super Group, Ltd.........................................  83,000    165,782
 #*Swiber Holdings, Ltd..................................... 141,000     66,828
   Tat Hong Holdings, Ltd...................................  53,000     57,093
 #*Tiger Airways Holdings, Ltd..............................  48,000     29,175
  *Transcu Group, Ltd....................................... 108,000      1,417
  *Triyards Holdings, Ltd...................................  18,520     12,374
   Tuan Sing Holdings, Ltd..................................  61,000     15,161
   UMS Holdings, Ltd........................................  56,000     18,514
   United Engineers, Ltd....................................  33,000     66,663
  #United Envirotech, Ltd...................................  26,000      7,751
   United Industrial Corp., Ltd............................. 113,000    258,228
   United Overseas Bank, Ltd................................  70,190  1,046,728
   UOB-Kay Hian Holdings, Ltd...............................  68,000     89,358

                                     1177

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
SINGAPORE -- (Continued)
   UOL Group, Ltd..........................................  87,000 $   402,551
   Venture Corp., Ltd......................................  53,000     331,735
   WBL Corp., Ltd..........................................  16,000      46,366
   Wee Hur Holdings, Ltd................................... 112,500      25,817
   Wheelock Properties, Ltd................................  40,000      59,345
  *Wilmar International, Ltd............................... 110,000     277,667
   Wing Tai Holdings, Ltd..................................  66,221      93,707
   Yongnam Holdings, Ltd................................... 333,000      64,160
                                                                    -----------
TOTAL SINGAPORE............................................          16,210,710
                                                                    -----------
SOUTH AFRICA -- (1.9%)
   ABSA Group, Ltd.........................................  32,573     522,240
   Acucap Properties, Ltd..................................  12,314      63,139
   Adcock Ingram Holdings, Ltd.............................  22,992     153,030
   Adcorp Holdings, Ltd....................................  10,635      37,039
   Advtech, Ltd............................................  35,787      23,401
   Aeci, Ltd...............................................  24,568     208,387
   Afgri, Ltd.............................................. 106,485      64,317
   African Bank Investments, Ltd........................... 115,048     390,155
   African Oxygen, Ltd.....................................  18,017      40,517
   African Rainbow Minerals, Ltd...........................  24,633     516,201
   Allied Electronics Corp., Ltd...........................   8,984      22,579
   Allied Technologies, Ltd................................   9,221      42,616
   Anglo American Platinum, Ltd............................   2,225     103,765
   AngloGold Ashanti, Ltd..................................   2,804      94,649
   AngloGold Ashanti, Ltd. Sponsored ADR...................  11,237     381,833
  *ArcelorMittal South Africa, Ltd.........................  37,213     143,461
   Aspen Pharmacare Holdings, Ltd..........................  16,002     291,859
   Assore, Ltd.............................................   2,714     112,234
   Astral Foods, Ltd.......................................   6,105      67,470
   Aveng, Ltd..............................................  73,469     262,977
   AVI, Ltd................................................  29,073     192,121
   Barloworld, Ltd.........................................  45,590     369,445
  *Basil Read Holdings, Ltd................................  24,073      27,341
   Bidvest Group, Ltd......................................  19,225     457,053
   Blue Label Telecoms, Ltd................................  41,700      32,624
   Brait SE................................................  67,697     266,049
   Business Connexion Group, Ltd...........................  66,747      37,718
   Capitec Bank Holdings, Ltd..............................   7,589     168,636
   Cashbuild, Ltd..........................................   3,287      56,831
   Caxton & CTP Publishers & Printers, Ltd.................   3,193       6,090
   Cipla Medpro South Africa, Ltd..........................  86,343      74,827
   City Lodge Hotels, Ltd..................................   2,425      25,764
   Clicks Group, Ltd.......................................  22,044     153,912
  *Consolidated Infrastructure Group, Ltd..................     808       1,227
   Coronation Fund Managers, Ltd...........................  19,518      75,505
   DataTec, Ltd............................................  38,696     240,528
   Discovery Holdings, Ltd.................................  34,939     223,539
   Distell Group, Ltd......................................   1,845      20,448
  *Distribution & Warehousing Network, Ltd.................  53,514      38,697
   DRDGOLD, Ltd............................................  84,168      60,163
   EOH Holdings, Ltd.......................................  10,094      43,030
   Eqstra Holdings, Ltd....................................  14,728      11,096
  *Evraz Highveld Steel & Vanadium, Ltd....................   4,215       8,225
   Exxaro Resources, Ltd...................................  11,753     236,960
   Famous Brands, Ltd......................................   2,617      21,244
   FirstRand, Ltd.......................................... 162,126     538,667
   Foschini Group, Ltd. (The)..............................  24,805     359,456
   Gold Fields, Ltd........................................   4,836      60,075
   Gold Fields, Ltd. Sponsored ADR.........................  82,209   1,028,435
   Grindrod, Ltd...........................................  95,751     163,364

                                     1178

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
SOUTH AFRICA -- (Continued)
   Group Five, Ltd..........................................  29,546 $   84,586
   Growthpoint Properties, Ltd.............................. 106,596    290,645
   Harmony Gold Mining Co., Ltd.............................   5,445     44,592
  #Harmony Gold Mining Co., Ltd. Sponsored ADR..............  70,283    583,349
   Hudaco Industries, Ltd...................................   6,440     80,244
  *Hulamin, Ltd.............................................   9,590      3,790
   Iliad Africa, Ltd........................................   2,000      1,126
   Illovo Sugar, Ltd........................................  36,425    132,964
   Impala Platinum Holdings, Ltd............................  45,115    813,130
   Imperial Holdings, Ltd...................................  30,302    687,075
   Investec, Ltd............................................  28,224    166,411
   JD Group, Ltd............................................  37,367    199,490
   JSE, Ltd.................................................  17,413    141,046
   Kumba Iron Ore, Ltd......................................     296     18,515
   Lewis Group, Ltd.........................................  19,010    151,128
   Liberty Holdings, Ltd....................................  24,845    288,088
   Life Healthcare Group Holdings, Ltd......................  35,165    132,552
   Massmart Holdings, Ltd...................................   2,482     49,927
   Mediclinic International, Ltd............................  50,950    275,719
  *Merafe Resources, Ltd.................................... 389,559     31,114
   Metair Investments, Ltd..................................  25,311     89,108
   MMI Holdings, Ltd........................................ 212,571    512,927
   Mondi, Ltd...............................................  24,210    262,571
   Mpact, Ltd...............................................  26,884     58,110
   Mr. Price Group, Ltd.....................................  16,446    253,296
   MTN Group, Ltd...........................................  37,598    678,793
  *Murray & Roberts Holdings, Ltd...........................  79,762    200,067
   Mvelaserve, Ltd..........................................  26,315     26,323
   Nampak, Ltd.............................................. 124,408    414,557
   Naspers, Ltd. Series N...................................   9,419    611,439
   Nedbank Group, Ltd.......................................  27,403    565,048
   Network Healthcare Holdings, Ltd.........................  82,943    171,467
   Northam Platinum, Ltd....................................  42,816    160,628
   Omnia Holdings, Ltd......................................   9,442    139,317
   Palabora Mining Co., Ltd.................................   4,054     39,766
   Peregrine Holdings, Ltd..................................  23,080     29,038
   Pick'n Pay Stores, Ltd...................................  14,103     68,727
   Pinnacle Technology Holdings, Ltd........................  13,348     26,171
   Pioneer Foods, Ltd.......................................  14,277     91,383
   PPC, Ltd.................................................  38,190    127,503
   PSG Group, Ltd...........................................  34,260    249,918
   Rainbow Chicken, Ltd.....................................  20,814     30,979
   Raubex Group, Ltd........................................  27,230     52,347
   Resilient Property Income Fund, Ltd......................  24,027    126,087
   Reunert, Ltd.............................................  23,260    204,999
  *Royal Bafokeng Platinum, Ltd.............................   3,603     23,156
   Sanlam, Ltd.............................................. 189,772    846,787
  *Santam, Ltd..............................................   4,312     89,679
  *Sappi, Ltd...............................................  53,505    151,753
  *Sappi, Ltd. Sponsored ADR................................  35,009     96,625
   Sasol, Ltd. Sponsored ADR................................  25,610  1,086,120
  *Sentula Mining, Ltd......................................  48,196      9,420
   Shoprite Holdings, Ltd...................................   9,883    203,590
   Spar Group, Ltd. (The)...................................  13,033    181,973
   Standard Bank Group, Ltd.................................  77,266    954,097
   Stefanutti Stocks Holdings, Ltd..........................  21,041     24,409
  *Steinhoff International Holdings, Ltd.................... 163,526    550,038
   Sun International, Ltd...................................   4,923     54,928
  *Super Group, Ltd.........................................  59,142    105,552
  *Telkom South Africa, Ltd.................................  35,335     74,540
  *Telkom South Africa, Ltd. Sponsored ADR..................   1,800     14,886

                                     1179

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------ -----------
SOUTH AFRICA -- (Continued)
   Tiger Brands, Ltd........................................  5,747 $   182,726
  *Times Media Group, Ltd...................................    254         401
   Tongaat Hulett, Ltd...................................... 18,596     292,335
   Trencor, Ltd............................................. 19,453     123,574
   Truworths International, Ltd............................. 13,658     149,163
   Tsogo Sun Holdings, Ltd.................................. 43,296     115,095
   Village Main Reef, Ltd...................................  6,447         911
   Vodacom Group, Ltd.......................................  6,820      85,880
   Vukile Property Fund, Ltd................................ 17,897      35,122
   Wilson Bayly Holme-Ovcon, Ltd............................ 10,307     168,480
   Woolworths Holdings, Ltd................................. 37,736     284,975
                                                                    -----------
TOTAL SOUTH AFRICA..........................................         23,813,214
                                                                    -----------
SOUTH KOREA -- (3.8%)
  *3S Korea Co., Ltd........................................  3,180      26,288
  *Aekyung Petrochemical Co., Ltd...........................    652      35,332
  *Ahnlab, Inc..............................................    492      28,087
   AK Holdings, Inc.........................................  1,160      23,771
   Amorepacific Corp........................................    132     149,998
   Amorepacific Group.......................................    426     183,626
   Asia Cement Co., Ltd.....................................    360      18,957
  *Asiana Airlines, Inc..................................... 13,650      78,762
  *AtlasBX Co., Ltd.........................................  2,108      65,368
   Binggrae Co., Ltd........................................  1,160     126,082
   BS Financial Group, Inc.................................. 35,490     401,702
   Bu Kwang Pharmaceutical Co., Ltd.........................  3,496      53,374
   Capro Corp...............................................  5,800      68,624
  *Chabio & Diostech Co., Ltd...............................  3,843      28,967
   Cheil Industrial, Inc....................................  7,166     613,452
  *Cheil Worldwide, Inc.....................................  9,650     185,868
  *Chin Hung International, Inc............................. 20,030      11,867
   China Ocean Resources Co., Ltd...........................  7,850      27,736
   Chong Kun Dang Pharmaceutical Corp.......................  3,530     112,243
   CJ CGV Co., Ltd..........................................  1,710      52,956
   CJ Cheiljedang Corp......................................  1,293     405,729
   CJ Corp..................................................  2,983     290,947
  *CJ Korea Express Co., Ltd................................  1,607     167,226
  *Cosmochemical Co., Ltd...................................  3,760      33,056
   Crown Confectionery Co., Ltd.............................     44       7,703
   Dae Han Flour Mills Co., Ltd.............................    349      39,998
   Dae Won Kang Up Co., Ltd.................................  9,910      69,020
  *Daechang Co., Ltd........................................ 10,260      11,752
   Daeduck Electronics Co., Ltd............................. 11,360      96,004
   Daeduck GDS Co., Ltd.....................................  4,570      49,822
  *Dae-Il Corp..............................................  7,510      28,907
   Daelim Industrial Co., Ltd...............................  5,552     385,860
   Daesang Corp.............................................  4,120      99,878
   Daesang Holdings Co., Ltd................................  1,170       6,315
  *Daewoo Engineering & Construction Co., Ltd............... 22,020     187,214
   Daewoo International Corp................................  3,736     143,316
   Daewoo Securities Co., Ltd............................... 34,822     350,646
   Daewoo Shipbuilding & Marine Engineering Co., Ltd........ 16,370     350,552
  *Daewoong Pharmaceutical Co., Ltd.........................    585      25,852
   Daishin Securities Co., Ltd..............................  8,650      68,898
   Daou Technology, Inc..................................... 12,540     178,058
  *Daum Communications Corp.................................    723      62,083
   DGB Financial Group, Inc................................. 27,940     353,056
   Dong-A Pharmaceutical Co., Ltd...........................  1,457     151,140
  *Dongbu Corp..............................................  1,240       3,866
  *Dongbu HiTek Co., Ltd....................................  5,940      36,839
   Dongbu Insurance Co., Ltd................................  6,090     275,961

                                     1180

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
SOUTH KOREA -- (Continued)
   Dongbu Securities Co., Ltd..................................  7,220 $ 22,506
  *Dongbu Steel Co., Ltd.......................................  4,740   15,750
  #Dongkuk Steel Mill Co., Ltd.................................  9,210  118,071
   Dongwha Pharm Co., Ltd......................................  2,640   15,710
   Dongwon F&B Co., Ltd........................................    458   29,592
   Dongwon Industries Co., Ltd.................................    550  143,664
   Dongyang Mechatronics Corp..................................  3,090   26,012
   Doosan Corp.................................................  2,164  249,836
  *Doosan Engineering & Construction Co., Ltd..................  7,860   16,939
   Doosan Heavy Industries & Construction Co., Ltd.............  5,594  239,310
  *Doosan Infracore Co., Ltd...................................  7,840  115,528
   DRB Holding Co., Ltd........................................  3,856   20,528
  *DRB Industrial Co., Ltd.....................................  3,356   24,309
   E1 Corp.....................................................    357   20,320
  *EG Corp.....................................................  1,007   36,630
   E-Mart Co., Ltd.............................................  3,033  657,409
  *Eugene Investment & Securities Co., Ltd.....................  6,878   15,762
   Fursys, Inc.................................................  2,447   60,971
   Global & Yuasa Battery Co., Ltd.............................  2,050   86,930
   Green Cross Corp............................................    857  124,089
   Green Cross Holdings Corp...................................  4,000   62,361
   GS Engineering & Construction Corp..........................  5,266  295,934
   GS Global Corp..............................................  2,780   35,136
   GS Holdings Corp............................................ 10,414  654,110
   Halla Climate Control Corp..................................  4,010   74,794
   Halla Engineering & Construction Corp.......................  3,187   25,013
   Han Kuk Carbon Co., Ltd.....................................  3,120   20,217
   Hana Financial Group, Inc................................... 27,290  793,896
   Handsome Co., Ltd...........................................  3,640   92,301
   Hanil Cement Co., Ltd.......................................    445   18,023
  *Hanil E-Wha Co., Ltd........................................  4,890   31,614
  *Hanjin Heavy Industries & Construction Co., Ltd.............  4,989   53,889
   Hanjin Heavy Industries & Construction Holdings Co., Ltd....  1,540    9,834
  *Hanjin Shipping Co., Ltd.................................... 16,881  187,840
  *Hanjin Shipping Holdings Co., Ltd...........................  1,551    7,864
   Hanjin Transportation Co., Ltd..............................  1,530   32,329
  *Hankook Tire Co., Ltd....................................... 11,436  482,355
   Hankook Tire Worldwide Co., Ltd.............................  2,614   33,739
  *Hanmi Pharm Co., Ltd........................................  1,182  119,835
   Hansol Chemical Co., Ltd....................................  1,170   25,511
   Hansol Paper Co., Ltd....................................... 13,790  115,785
  *Hansol Technics Co., Ltd....................................  1,494   19,169
   Hanwha Chemical Corp........................................ 18,460  306,135
   Hanwha Corp.................................................  8,650  246,744
  *Hanwha General Insurance Co., Ltd...........................  4,460   30,254
   Hanwha Investment & Securities Co., Ltd.....................  7,429   26,664
   Hanwha Life Insurance Co., Ltd.............................. 31,047  218,822
   Hanwha Timeworld Co., Ltd...................................    700   12,702
   Hanyang Securities Co., Ltd.................................  1,630   10,210
   Hite Jinro Co., Ltd.........................................  5,572  164,700
   HMC Investment Securities Co., Ltd..........................  3,246   38,326
   Honam Petrochemical Corp....................................    766  156,535
   Hotel Shilla Co., Ltd.......................................  5,490  231,547
   Huchems Fine Chemical Corp..................................  2,620   56,823
   Husteel Co., Ltd............................................  2,170   54,519
  *Hwashin Co., Ltd............................................  2,050   16,411
   Hyosung Corp................................................  4,480  246,736
  *Hyundai BNG Steel Co., Ltd..................................  2,150   19,412
   Hyundai Corp................................................  1,340   23,824
   Hyundai Department Store Co., Ltd...........................  2,353  291,955
   Hyundai Development Co...................................... 10,577  189,856

                                     1181

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
   Hyundai Elevator Co., Ltd.................................  1,094 $   82,730
   Hyundai Engineering & Construction Co., Ltd...............  3,548    213,461
   Hyundai Glovis Co., Ltd...................................    440     91,501
   Hyundai Greenfood Co., Ltd................................ 11,600    192,418
  *Hyundai Heavy Industries Co., Ltd.........................  1,611    337,603
   Hyundai Home Shopping Network Corp........................    625     74,183
   Hyundai Hysco Co., Ltd....................................  4,930    196,841
   Hyundai Marine & Fire Insurance Co., Ltd..................  7,680    247,860
  *Hyundai Merchant Marine Co., Ltd..........................  5,081    122,264
   Hyundai Mobis.............................................  1,684    427,980
   Hyundai Motor Co., Ltd....................................  6,212  1,276,682
   Hyundai Securities Co., Ltd............................... 21,890    167,848
   Hyundai Steel Co..........................................  6,010    431,830
  *IL Yang Pharmaceutical Co., Ltd...........................  2,042     47,245
   Iljin Electric Co., Ltd...................................  5,010     21,111
   Ilshin Spinning Co., Ltd..................................    271     19,664
   Ilsung Pharmaceutical Co., Ltd............................    146     11,088
   Industrial Bank of Korea, Ltd............................. 31,920    350,897
  *Interflex Co., Ltd........................................  1,357     77,295
  *Interpark Corp............................................ 13,064     99,826
   ISU Chemical Co., Ltd.....................................  1,590     30,834
   IsuPetasys Co., Ltd....................................... 14,830     58,968
   Jahwa Electronics Co., Ltd................................  2,450     32,636
   Jeil Pharmaceutical Co....................................  1,820     28,768
   Jeonbuk Bank, Ltd......................................... 12,118     46,118
   JW Pharmaceutical Corp....................................  2,800     35,951
   Kangwon Land, Inc.........................................  8,480    197,367
   KB Financial Group, Inc. ADR.............................. 21,606    735,684
   KC Tech Co., Ltd..........................................  4,453     15,422
   KCC Corp..................................................    860    241,190
   KEPCO Engineering & Construction Co., Inc.................  1,061     62,414
  *KEPCO Plant Service & Engineering Co., Ltd................  1,610     88,428
   Kia Motors Corp...........................................  4,964    275,203
   KISCO Corp................................................    222      5,993
   Kishin Corp...............................................  5,120     28,012
   KISWIRE, Ltd..............................................  2,160     62,671
   Kiwoom Securities Co., Ltd................................  1,524     77,068
   Kolon Corp................................................    691     10,893
   Kolon Global Corp.........................................  5,710     16,435
   Kolon Industries, Inc.....................................  3,274    166,651
  *Korea Electric Power Corp. Sponsored ADR..................  7,600     97,964
   Korea Electric Terminal Co., Ltd..........................  1,750     41,694
  *Korea Exchange Bank....................................... 48,014    332,789
   Korea Gas Corp............................................  3,277    229,924
   Korea Investment Holdings Co., Ltd........................  7,560    258,432
   Korea Petrochemical Industrial Co., Ltd...................    322     14,698
  *Korea Reinsurance Co., Ltd................................ 13,061    127,992
   Korea Zinc Co., Ltd.......................................    844    345,739
  *Korean Air Co., Ltd.......................................  5,532    248,044
   KP Chemical Corp.......................................... 11,940    118,184
   KT Corp. Sponsored ADR....................................  5,400     91,530
   KT&G Corp................................................. 10,257    780,516
  *KTB Investment & Securities Co., Ltd...................... 12,690     24,009
   Kukdo Chemical Co., Ltd...................................    740     28,952
  *Kumho Industrial Co., Ltd.................................    962      1,918
   Kumho Petro chemical Co., Ltd.............................    931     91,341
  *Kumho Tire Co., Inc.......................................  3,913     46,913
   Kwang Dong Pharmaceutical Co., Ltd........................ 15,340     74,074
   Kyobo Securities Co., Ltd.................................  5,430     22,953
   LG Chemical, Ltd..........................................    757    212,353
   LG Corp................................................... 10,961    668,464

                                     1182

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
 #*LG Display Co., Ltd. ADR.................................. 83,785 $1,243,369
   LG Electronics, Inc....................................... 12,414    863,665
   LG Fashion Corp...........................................  2,740     76,370
   LG Hausys, Ltd............................................  1,425    102,392
   LG Household & Healthcare Co., Ltd........................    408    239,616
  *LG Innotek Co., Ltd.......................................  1,801    124,187
   LG International Corp.....................................  4,010    145,461
  *LG Life Sciences, Ltd.....................................  1,620     67,793
   LG Uplus Corp............................................. 41,370    264,199
   LIG Insurance Co., Ltd....................................  9,470    240,847
   Lotte Chilsung Beverage Co., Ltd..........................    133    173,614
   Lotte Confectionary Co., Ltd..............................    143    205,899
   Lotte Midopa Co., Ltd.....................................  3,520     40,451
  *Lotte Non-Life Insurance Co., Ltd.........................  1,660      6,075
   Lotte Samkang Co., Ltd....................................     89     59,614
   Lotte Shopping Co., Ltd...................................  1,204    372,255
   LS Corp...................................................  3,205    261,712
   LS Industrial Systems Co., Ltd............................  1,605    100,228
   Macquarie Korea Infrastructure Fund....................... 37,894    232,810
  *Mando Corp................................................    987    130,004
  *Medipost Co., Ltd.........................................    460     36,215
  *MegaStudy Co., Ltd........................................  1,386     85,981
  *Meritz Finance Group, Inc.................................  3,387     11,244
   Meritz Fire Marine Insurance Co., Ltd.....................  7,692    104,285
   Meritz Securities Co., Ltd................................ 69,570     83,240
   Mirae Asset Securities Co., Ltd...........................  5,456    147,808
   Moorim P&P Co., Ltd.......................................  2,250      7,341
   Motonic Corp..............................................  2,210     24,992
   Namhae Chemical Corp......................................  3,350     30,348
   NCsoft Corp...............................................    850    162,953
  *Neowiz Games Corp.........................................  1,361     30,747
   Nexen Corp................................................    310     23,929
   NH Investment & Securities Co., Ltd.......................  9,052     41,843
   NHN Corp..................................................    973    225,065
   NICE Holdings Co., Ltd....................................     10        530
   NICE Information Service Co., Ltd.........................     65        286
   NK Co., Ltd...............................................  1,680      5,844
   Nong Shim Holdings Co., Ltd...............................    792     44,996
   NongShim Co., Ltd.........................................    643    151,877
  #OCI Co., Ltd..............................................  2,327    327,952
  *OCI Materials Co., Ltd....................................  1,887     55,912
   Orion Corp................................................    486    456,420
  *Osstem Implant Co., Ltd...................................  3,554    102,947
   Ottogi Corp...............................................    244     53,000
   Poongsan Corp.............................................  3,720    108,318
   Poongsan Holdings Corp....................................    690     14,705
   POSCO ADR................................................. 15,744  1,234,015
   Pusan City Gas Co., Ltd...................................    930     18,762
  *RNL BIO Co., Ltd.......................................... 11,210     41,243
   S&T Dynamics Co., Ltd.....................................  3,180     31,801
   S&T Motiv Co., Ltd........................................  2,830     49,160
  *S1 Corp...................................................  1,719    103,617
   Saeron Automotive Corp....................................  3,700     19,241
   Sajo Industries Co., Ltd..................................    870     44,932
   Samchully Co., Ltd........................................    607     54,201
   SamkwangGlass Co., Ltd....................................    530     33,177
   Samsung C&T Corp.......................................... 10,751    583,963
   Samsung Electro-Mechanics Co., Ltd........................  7,133    610,032
   Samsung Electronics Co., Ltd..............................  4,072  4,886,553
   Samsung Engineering Co., Ltd..............................    662     86,413
   Samsung Fine Chemicals Co., Ltd...........................  3,638    232,035

                                     1183

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
SOUTH KOREA -- (Continued)
   Samsung Fire & Marine Insurance, Ltd.......................   2,123 $463,462
   Samsung Heavy Industries Co., Ltd..........................  21,100  643,942
   Samsung Life Insurance Co., Ltd............................   2,355  202,818
   Samsung SDI Co., Ltd.......................................   6,703  840,299
   Samsung Securities Co., Ltd................................  10,239  458,051
   Samsung Techwin Co., Ltd...................................   3,840  200,759
   Samyang Foods Co., Ltd.....................................     870   22,614
   Samyang Holdings Corp......................................   1,808  118,509
   SBS Media Holdings Co., Ltd................................  17,020  103,014
   Seah Besteel Corp..........................................   4,160   97,171
   SeAH Holdings Corp.........................................     341   29,369
   SeAH Steel Corp............................................     470   40,523
   Sebang Co., Ltd............................................   2,650   43,256
   Sejong Industrial Co., Ltd.................................   1,520   17,355
  *Seohee Construction Co., Ltd...............................  59,786   67,052
   Seowon Co., Ltd............................................  17,130   55,672
  *Sewon Cellontech Co., Ltd..................................   9,690   27,217
   Shinhan Financial Group Co., Ltd...........................   6,830  234,422
   Shinhan Financial Group Co., Ltd. ADR......................  20,296  694,529
  *Shinsegae Co., Ltd.........................................   1,263  225,687
  *Shinsung Solar Energy Co., Ltd.............................   5,880    9,587
  *Simm Tech Co., Ltd.........................................   5,984   59,156
  *SK Broadband Co., Ltd......................................  35,199  128,730
   SK C&C Co., Ltd............................................     410   35,943
   SK Chemicals Co., Ltd......................................   2,560  157,787
   SK Gas Co., Ltd............................................   1,608  116,441
   SK Holdings Co., Ltd.......................................   5,154  717,370
  *SK Hynix, Inc..............................................  18,450  420,011
   SK Innovation Co., Ltd.....................................   3,478  511,219
   SK Networks Co., Ltd.......................................  22,980  201,012
   SK Securities Co., Ltd.....................................  97,610  103,687
   SK Telecom Co., Ltd........................................     191   26,980
   SK Telecom Co., Ltd. ADR...................................   6,000   93,780
   SKC Co., Ltd...............................................   3,450  141,060
   SL Corp....................................................   1,730   20,046
   S-Oil Corp.................................................   1,188  108,633
  *Songwon Industrial Co., Ltd................................   2,850   28,205
  *Ssangyong Cement Industrial Co., Ltd.......................   4,260   21,588
  #STX Corp...................................................   8,910   65,232
   STX Engine Co., Ltd........................................   4,720   34,565
  #STX Offshore & Shipbuilding Co., Ltd.......................  10,280   74,354
   STX Pan Ocean Co., Ltd.....................................  17,890   56,505
  *Sung Jin Geotec Co., Ltd...................................   2,900   28,148
   TaeKwang Industrial Co., Ltd...............................      85   78,982
   Taeyoung Engineering & Construction Co., Ltd...............  14,580   73,284
  *Taihan Electric Wire Co., Ltd..............................  37,166   55,037
  *Tongyang Life Insurance....................................   9,040   97,726
   Unid Co., Ltd..............................................   1,490   49,943
  *Woongjin Chemical Co., Inc................................. 104,600   55,612
   Woongjin Coway Co., Ltd....................................   2,960  107,845
  *Woongjin Energy Co., Ltd...................................  11,640   19,985
  *Woongjin Thinkbig Co., Ltd.................................   2,400   14,021
   Woori Finance Holdings Co., Ltd............................  36,260  342,300
   Woori Finance Holdings Co., Ltd. ADR.......................   1,200   33,876
   Woori Financial Co., Ltd...................................   1,623   24,464
   Woori Investment & Securities Co., Ltd.....................  26,357  254,453
   Youlchon Chemical Co., Ltd.................................   1,990   15,706
   Young Poong Corp...........................................     198  182,863
   Youngone Corp..............................................   8,136  252,393
   Youngone Holdings Co., Ltd.................................   2,034  113,122

                                     1184

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
   Yuhan Corp..............................................   1,428 $   246,500
                                                                    -----------
TOTAL SOUTH KOREA..........................................          49,394,220
                                                                    -----------
SPAIN -- (1.6%)
   Abengoa SA..............................................   5,851      20,478
  *Abengoa SA Series B.....................................  23,404      81,085
   Abertis Infraestructuras SA.............................  21,907     330,881
   Acciona SA..............................................   6,440     395,840
  *Acerinox SA.............................................  18,950     197,803
   ACS, Actividades de Construccion y Servicios, SA........   7,739     165,386
   Adveo Group International SA............................     983      14,470
  *Almirall SA.............................................   8,993      80,530
   Amadeus IT Holding SA...................................   9,188     227,607
   Antena 3 de Television SA...............................   7,602      30,510
   Banco Bilbao Vizcaya Argentaria SA...................... 200,018   1,671,332
   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR........ 154,917   1,285,811
  *Banco de Sabadell SA.................................... 455,489   1,110,680
   Banco Espanol de Credito SA.............................  17,202      62,970
  #Banco Popular Espanol SA................................ 238,797     373,425
   Banco Santander SA...................................... 444,394   3,345,919
   Banco Santander SA Sponsored ADR........................ 165,419   1,234,026
   Bankinter SA............................................  49,680     197,323
  *Baron de Ley SA.........................................     336      18,983
   Bolsas y Mercados Espanoles SA..........................   8,287     179,060
  #CaixaBank SA............................................ 102,318     388,585
 #*Caja de Ahorros del Mediterraneo SA.....................   4,397          --
  *Campofrio Food Group SA.................................   6,611      48,448
  *Cementos Portland Valderrivas SA........................   1,311       6,293
   Cie Automotive SA.......................................   3,451      23,933
  *Codere SA...............................................     996       4,178
   Construcciones y Auxiliar de Ferrocarriles SA...........     239     113,790
  *Deoleo SA...............................................  66,549      28,487
   Distribuidora Internacional de Alimentacion SA..........  23,216     140,645
   Duro Felguera SA........................................  12,115      73,339
   Ebro Foods SA...........................................  12,078     221,843
   Elecnor SA..............................................   4,850      57,651
   Enagas SA...............................................  16,519     328,604
   Ence Energia y Celulosa SA..............................  31,840      77,737
  *Ercros SA...............................................   9,438       6,532
   Faes Farma SA...........................................  16,729      28,988
   Ferrovial SA............................................  36,757     520,119
   Fluidra SA..............................................   1,871       4,796
   Fomento de Construcciones y Contratas SA................  10,406     136,331
  #Gamesa Corp Tecnologica SA..............................  52,043     106,324
   Gas Natural SDG SA......................................  33,472     520,041
  *Grifols SA..............................................  11,550     401,139
   Grupo Catalana Occidente SA.............................   7,994     130,543
   Iberdrola SA............................................ 296,864   1,537,439
   Indra Sistemas SA.......................................  14,475     165,622
   Industria de Diseno Textil SA...........................   2,944     375,924
  *Jazztel P.L.C...........................................  24,797     164,377
   Mapfre SA...............................................  69,123     191,749
   Mediaset Espana Comunicacion SA.........................  31,136     167,583
   Melia Hotels International SA...........................   8,798      65,470
   Miquel y Costas & Miquel SA.............................   1,408      38,354
  *NH Hoteles SA...........................................  15,900      57,725
   Obrascon Huarte Lain SA.................................   8,818     231,157
   Papeles y Cartones de Europa SA.........................   9,942      23,900
   Pescanova SA............................................   2,499      46,389
  *Promotora de Informaciones SA Series A..................  27,006      11,774
   Prosegur Cia de Seguridad SA............................   8,760      47,793

                                     1185

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------ -----------
SPAIN -- (Continued)
  *Realia Business SA....................................... 20,311 $    15,536
   Red Electrica Corporacion SA............................. 10,638     499,130
   Repsol SA................................................  1,675      33,568
   Repsol SA Sponsored ADR.................................. 40,373     811,497
 #*Sacyr Vallehermoso SA.................................... 27,469      54,730
  *Sociedad Nacional Industrias Aplicaciones Celulosa
    Espanola SA.............................................  9,492       9,961
   Tecnicas Reunidas SA.....................................  1,387      68,321
   Telecomunicaciones y Energia SA..........................  8,716      13,272
   Telefonica SA............................................ 32,531     429,368
   Telefonica SA Sponsored ADR.............................. 43,078     566,045
  *Tubacex SA............................................... 17,942      46,311
   Tubos Reunidos SA........................................ 18,902      47,149
   Vidrala SA...............................................  2,769      71,607
   Viscofan SA..............................................  6,063     293,762
  *Vocento SA...............................................  1,129       1,433
  *Vueling Airlines SA......................................  3,373      22,556
   Zardoya Otis SA..........................................  6,069      75,067
  *Zeltia SA................................................ 14,916      25,573
                                                                    -----------
TOTAL SPAIN.................................................         20,602,607
                                                                    -----------
SWEDEN -- (2.3%)
   Aarhuskarlshamn AB.......................................  4,405     173,522
   Acando AB................................................ 11,914      28,163
  *Active Biotech AB........................................  2,646      24,341
   AddTech AB Series B......................................    777      19,372
   AF AB Series B...........................................  5,629     125,034
   Alfa Laval AB............................................ 12,025     209,201
 #*Alliance Oil Co., Ltd. SDR............................... 10,368      79,780
   Assa Abloy AB Series B................................... 10,729     357,444
   Atlas Copco AB Series A..................................  5,196     127,776
   Atlas Copco AB Series B..................................  4,000      87,713
  *Atrium Ljungberg AB Series B.............................  1,041      13,689
   Avanza Bank Holding AB...................................  1,371      26,948
   Axfood AB................................................  2,200      81,439
   Axis Communications AB...................................  3,800      88,822
   B&B Tools AB Series B....................................  4,520      31,034
   BE Group AB..............................................  6,980      17,042
   Beijer Alma AB...........................................  2,354      39,646
  *Betsson AB...............................................  1,645      44,948
   Bilia AB Series A........................................  3,378      43,364
   #Billerud AB............................................. 17,197     164,042
   BioGaia AB Series B......................................  1,910      49,378
  *Bjoern Borg AB...........................................  4,436      23,396
   Boliden AB............................................... 63,066   1,105,150
   Bure Equity AB........................................... 19,879      68,940
   Castellum AB............................................. 19,419     260,296
  *CDON Group AB............................................  5,064      28,460
   Clas Ohlson AB Series B..................................  4,200      53,682
   Concentric AB............................................ 13,233      99,751
   Duni AB..................................................  6,289      56,995
   Electrolux AB Series B................................... 43,531   1,115,945
   Elekta AB Series B....................................... 25,980     369,832
  *Enea AB..................................................    846       5,398
 #*Eniro AB................................................. 20,661      29,122
   Fabege AB................................................ 16,897     167,815
  *Fastighets AB Balder Series B............................  6,448      35,361
   G & L Beijer AB Series B.................................  2,908      45,224
   Getinge AB Series B...................................... 20,538     631,999
   Gunnebo AB............................................... 11,036      42,757
   Hakon Invest AB..........................................  9,006     154,765
   Haldex AB................................................ 13,233      57,823

                                     1186

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
SWEDEN -- (Continued)
   Hennes & Mauritz AB Series B.............................   8,686 $  294,512
   Hexagon AB Series B......................................  43,051    994,533
   Hexpol AB................................................   5,500    245,934
  *HIQ International AB.....................................  11,814     53,926
   Hoganas AB Series B......................................   5,724    190,891
   Holmen AB Series B.......................................  11,885    350,245
   Hufvudstaden AB Series A.................................   6,318     80,247
   Husqvarna AB Series A....................................  20,121    116,681
   Husqvarna AB Series B....................................  91,296    530,306
   Industrial & Financial Systems AB Series B...............   3,666     56,478
   Indutrade AB.............................................   2,112     59,246
   Intrum Justitia AB.......................................   8,534    123,480
   JM AB....................................................  15,733    283,399
  *KappAhl AB...............................................   6,690      4,828
   Klovern AB...............................................   9,524     36,888
   KNOW IT AB...............................................   4,124     29,867
   Kungsleden AB............................................  17,739     86,768
   Lagercrantz Group AB Series B............................   3,024     27,074
   Lindab International AB..................................  12,057     90,495
   Loomis AB Series B.......................................  13,853    190,368
  *Lundin Petroleum AB......................................  30,814    739,351
   Meda AB Series A.........................................  53,802    551,203
  *Medivir AB Series B......................................   4,726     43,133
   Mekonomen AB.............................................   1,187     33,284
  *Micronic Mydata AB.......................................  28,090     43,608
   Millicom International Cellular SA SDR...................   1,369    118,192
   Modern Times Group AB Series B...........................   5,064    154,475
   NCC AB Series A..........................................   1,248     23,092
   NCC AB Series B..........................................  16,479    308,770
   Nederman Holding AB......................................      53      1,037
  *Net Entertainment NE AB..................................     526      5,804
  *Net Insight AB Series B..................................  22,728      5,417
   New Wave Group AB Series B...............................   9,099     27,564
   NIBE Industrier AB Series B..............................  13,159    199,263
  *Nobia AB.................................................  40,048    161,365
   Nolato AB Series B.......................................   3,860     44,773
   Nordea Bank AB........................................... 182,805  1,661,634
   Nordnet AB Series B......................................  16,211     40,157
  *Orexo AB.................................................   6,590     47,764
   Oriflame Cosmetics SA SDR................................   2,373     65,577
  *PA Resources AB.......................................... 142,049      9,673
   Peab AB Series B.........................................  35,555    167,899
   Pricer AB Series B.......................................  33,823     44,888
   Proffice AB Series B.....................................  13,012     37,670
   Ratos AB Series B........................................  34,569    296,812
  *Rederi AB Transatlantic..................................   7,086      6,227
  *Rezidor Hotel Group AB...................................  15,502     55,187
  *rnb Retail & Brands AB...................................   1,569        461
   Rottneros AB.............................................   4,870      1,358
   Saab AB Series B.........................................  10,212    194,282
   Sagax AB.................................................      56      1,480
   Sandvik AB...............................................  18,868    262,180
  *SAS AB...................................................  28,292     27,547
   Scania AB Series B.......................................  11,384    217,214
  *Securitas AB Series B....................................  51,395    374,295
   Skandinaviska Enskilda Banken AB Series A................ 183,321  1,521,159
   Skanska AB Series B......................................  72,846  1,141,137
   SKF AB Series A..........................................   1,000     22,578
   SKF AB Series B..........................................  13,322    300,648
   Skistar AB...............................................   3,440     41,338
   SSAB AB Series A.........................................  35,883    257,058

                                     1187

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
SWEDEN -- (Continued)
   SSAB AB Series B........................................  16,978 $   105,000
   Svenska Cellulosa AB Series A...........................   8,697     170,998
   Svenska Cellulosa AB Series B...........................  79,422   1,548,428
   Svenska Handelsbanken AB Series A.......................  36,011   1,235,797
   Svenska Handelsbanken AB Series B.......................     412      13,482
   Sweco AB Series B.......................................   3,342      35,201
   Swedbank AB Series A....................................  71,036   1,319,457
   Swedish Match AB........................................  12,943     441,289
  *Swedish Orphan Biovitrum AB.............................  30,705     173,375
   Systemair AB............................................     682       7,886
   Tele2 AB Series B.......................................  19,176     320,102
   Telefonaktiebolaget LM Ericsson AB Series A.............  12,842     110,160
   Telefonaktiebolaget LM Ericsson AB Series B............. 105,808     937,361
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR........  90,500     804,545
   TeliaSonera AB.......................................... 125,141     822,706
  *TradeDoubler AB.........................................  13,109      23,052
   Trelleborg AB Series B..................................  49,316     537,385
   Unibet Group P.L.C. SDR.................................   5,257     148,260
   Vitrolife AB............................................   4,005      26,297
   Volvo AB Series A.......................................  24,295     327,113
   Volvo AB Series B.......................................  66,854     902,142
   Volvo AB Sponsored ADR..................................   1,200      16,200
   Wallenstam AB Series B..................................  11,309     124,314
   Wihlborgs Fastigheter AB................................   7,576     115,645
  *Xvivo Perfusion AB......................................   4,005      16,303
                                                                    -----------
TOTAL SWEDEN...............................................          29,570,627
                                                                    -----------
SWITZERLAND -- (4.6%)
  *ABB, Ltd................................................  56,128   1,013,668
   ABB, Ltd. Sponsored ADR.................................  45,714     825,595
   Acino Holding AG........................................     904     110,843
   Actelion, Ltd...........................................   8,086     390,291
   Adecco SA...............................................  23,752   1,151,792
  *AFG Arbonia-Forster Holding AG..........................   3,805      86,242
   Allreal Holding AG......................................   3,320     501,934
   Alpiq Holding AG........................................     648     105,744
   AMS AG..................................................   2,572     273,987
   Aryzta AG...............................................  18,616     930,009
   Ascom Holding AG........................................   5,432      46,464
  *Autoneum Holding AG.....................................     562      28,744
   Bachem Holdings AG......................................     894      35,850
   Baloise Holding AG......................................  10,854     905,940
   Bank Coop AG............................................   2,054     121,740
   Banque Cantonale de Geneve SA...........................      65      14,382
   Banque Cantonale Vaudoise AG............................     603     319,767
   Banque Privee Edmond de Rothschild SA...................       1      20,384
   Barry Callebaut AG......................................     251     239,722
  *Basilea Pharmaceutica AG................................   1,544      75,928
  #Basler Kantonalbank AG..................................   1,030     112,077
   Belimo Holdings AG......................................      41      72,263
   Bell AG.................................................      22      46,771
   Berner Kantonalbank AG..................................     902     245,643
   BKW AG..................................................   1,385      53,580
  *Bobst Group AG..........................................   1,063      32,458
   Bossard Holding AG......................................     419      56,190
   Bucher Industries AG....................................   1,455     273,023
   Burckhardt Compression Holding AG.......................     583     167,099
   Burkhalter Holding AG...................................      21       6,877
   Carlo Gavazzi Holding AG................................      41       8,578
   Centralschweizerische Kraftwerke AG.....................      92      32,687
  *Charles Voegele Holding AG..............................   1,422      25,242

                                     1188

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
SWITZERLAND -- (Continued)
  *Cicor Technologies........................................      6 $      205
   Cie Financiere Tradition SA...............................    455     27,602
   Clariant AG............................................... 53,346    571,655
   Coltene Holding AG........................................    641     18,645
   Compagnie Financiere Richemont SA Series A................ 25,724  1,669,437
   Conzzeta AG...............................................     35     64,332
   Credit Suisse Group AG.................................... 71,773  1,669,107
   Credit Suisse Group AG Sponsored ADR...................... 39,081    912,151
   Daetwyler Holding AG......................................  1,861    161,905
 #*Dufry AG..................................................  2,531    321,910
   EFG International AG...................................... 10,102     92,386
   Emmi AG...................................................    576    143,080
   EMS-Chemie Holding AG.....................................    886    213,766
   Energiedienst Holding AG..................................  1,196     54,281
   Flughafen Zuerich AG......................................    783    335,078
   Forbo Holding AG..........................................    395    249,640
   Galenica Holding AG.......................................    555    325,948
  *GAM Holding AG............................................ 40,017    559,654
   Gategroup Holding AG......................................  6,127    162,383
   Geberit AG................................................  1,952    403,176
   George Fisher AG..........................................    801    281,436
   Givaudan SA...............................................    993    993,286
   Gurit Holding AG..........................................     86     35,058
   Helvetia Holding AG.......................................  1,167    409,787
   Holcim, Ltd............................................... 29,548  2,016,540
   Huber & Suhner AG.........................................  2,056     91,423
   Implenia AG...............................................  3,047    129,373
   Inficon Holding AG........................................    242     51,768
   Interroll Holding AG......................................    127     47,946
   Intershop Holding AG......................................    120     41,750
   Julius Baer Group, Ltd.................................... 48,123  1,669,955
   Kaba Holding AG...........................................    336    127,052
  *Kardex AG.................................................  1,417     37,400
   Komax Holding AG..........................................    777     56,511
   Kudelski SA............................................... 11,129    121,687
   Kuehne & Nagel International AG...........................  3,286    384,407
  *Kuoni Reisen Holding AG Series B..........................    743    198,691
   LEM Holding SA............................................     41     20,611
  *Liechtensteinische Landesbank AG..........................  1,577     51,433
   Lindt & Spruengli AG......................................      5    182,008
  #Logitech International SA (B18ZRK2)....................... 30,755    222,724
  #Logitech International SA (H50430232).....................  5,400     38,934
   Lonza Group AG............................................ 11,623    589,498
   Luzerner Kantonalbank AG..................................    591    213,876
   Metall Zug AG.............................................     36     75,690
  *Meyer Burger Technology AG................................  7,425     72,154
   Micronas Semiconductor Holding AG.........................  6,211     53,406
   Mobilezone Holding AG.....................................  4,831     50,596
   Mobimo Holding AG.........................................  1,589    368,488
  *Myriad Group AG...........................................  5,598     15,030
   Nestle SA................................................. 87,940  5,583,155
   Nobel Biocare Holding AG..................................  8,211     73,554
   Novartis AG...............................................  7,309    440,737
   Novartis AG ADR........................................... 95,673  5,784,390
  *OC Oerlikon Corp. AG...................................... 32,500    327,329
  *Orascom Development Holding AG............................    290      4,961
   Orell Fuessli Holding AG..................................    152     15,829
   Orior AG..................................................    156      8,153
   Panalpina Welttransport Holding AG........................  1,841    174,129
   Partners Group Holding AG.................................    599    126,801
   Phoenix Mecano AG.........................................    126     62,168

                                     1189

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CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
SWITZERLAND -- (Continued)
   PSP Swiss Property AG...................................   2,990 $   274,592
   PubliGroupe SA..........................................     265      36,090
   Rieters Holdings AG.....................................     562      89,868
   Roche Holding AG Bearer.................................     424      84,137
   Roche Holding AG Genusschein............................   9,111   1,755,008
   Romande Energie Holding SA..............................      45      57,896
   Schaffner Holding AG....................................     144      35,681
   Schindler Holding AG....................................   1,376     178,249
   Schmolz & Bickenbach AG.................................   8,101      30,636
   Schweiter Technologies AG...............................     241     118,022
   Schweizerische National-Versicherungs-Gesellschaft AG...   3,184     128,799
   SGS SA..................................................     180     381,586
  *Siegfried Holding AG....................................     806     100,472
   Sika AG.................................................     352     733,505
   Sonova Holding AG.......................................   2,200     221,532
   St. Galler Kantonalbank AG..............................     521     213,623
   Straumann Holding AG....................................     472      58,161
   Sulzer AG...............................................   3,856     559,147
   Swatch Group AG (The)...................................   3,316   1,372,582
   Swatch Group AG Registered Shares (The).................   3,407     247,810
   Swiss Life Holding AG...................................   6,232     787,021
   Swiss Re, Ltd...........................................  43,188   2,988,496
   Swisscom AG.............................................     798     332,177
   Swisslog Holding AG.....................................  50,481      54,229
   Swissquote Group Holding SA.............................   1,451      44,800
   Syngenta AG ADR.........................................  13,102   1,021,432
   Tamedia AG..............................................     419      46,828
   Tecan Group AG..........................................   1,806     134,769
  *Temenos Group AG........................................   5,881      96,880
  *Tornos Holding AG.......................................   1,468      10,167
   U-Blox AG...............................................     616      27,288
   UBS AG.................................................. 124,654   1,870,258
   UBS AG ADR.............................................. 128,000   1,922,560
   Valiant Holding AG......................................   3,123     307,600
   Valora Holding AG.......................................     569     108,152
  *Vaudoise Assurances Holding SA..........................     195      60,362
   Verwaltungs und Privat-Bank AG..........................     749      55,878
   Vetropack Holding AG....................................      45      76,728
  *Von Roll Holding AG.....................................  14,867      33,653
   Vontobel Holdings AG....................................   5,361     149,511
   VZ Holding AG...........................................      99      11,806
   WMH Walter Meier Holding AG.............................      61      13,686
   Ypsomed Holdings AG.....................................     537      31,940
   Zehnder Group AG........................................   2,160     127,211
  *Zueblin Immobilien Holding AG...........................   4,474      13,397
  *Zug Estates Holding AG Class B..........................      36      47,417
   Zuger Kantonalbank AG...................................      25     131,287
   Zurich Insurance Group AG...............................  16,736   4,125,754
                                                                    -----------
TOTAL SWITZERLAND..........................................          58,846,262
                                                                    -----------
TAIWAN -- (2.9%)
  *A.G.V. Products Corp....................................  84,969      26,137
   Ability Enterprise Co., Ltd.............................  73,530      66,136
   AcBel Polytech, Inc..................................... 108,540      70,484
   Accton Technology Corp.................................. 113,929      56,475
 #*Acer, Inc............................................... 492,810     380,424
  *Action Electronics Co., Ltd.............................  61,921      14,699
   Advanced Semiconductor Engineering, Inc.................  83,644      63,121
   Advanced Semiconductor Engineering, Inc. ADR............  36,804     139,855
   Advancetek Enterprise Co., Ltd..........................  36,000      29,319
   Advantech Co., Ltd......................................  28,600      98,815

                                     1190

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CONTINUED


                                                              Shares   Value++
                                                             --------- --------
TAIWAN -- (Continued)
   ALI Corp.................................................    33,000 $ 35,757
   Allis Electric Co., Ltd..................................     8,000    2,246
  #Alpha Networks, Inc......................................    70,000   44,533
   Altek Corp...............................................    79,498   39,001
  #Ambassador Hotel (The)...................................    55,000   56,705
   AmTRAN Technology Co., Ltd...............................   134,823  113,882
   APCB, Inc................................................     9,000    5,740
   Apex Biotechnology Corp..................................     9,226   22,977
  *Ardentec Corp............................................    33,000   20,491
   Arima Communications Corp................................    58,708   22,467
  #Asia Cement Corp.........................................   246,088  306,478
  *Asia Optical Co., Inc....................................    41,000   37,321
   Asia Polymer Corp........................................    99,000   79,122
   Asia Vital Components Co., Ltd...........................    42,053   19,259
   Asustek Computer, Inc....................................    36,502  390,514
  *AU Optronics Corp........................................   805,980  305,120
  *AU Optronics Corp. Sponsored ADR.........................    21,622   81,731
   Audix Corp...............................................    16,000   12,941
   AV Tech Corp.............................................    12,000   36,337
   Avermedia Technologies, Inc..............................    25,000   11,581
   Avision, Inc.............................................    15,000    3,924
  *Bank of Kaohsiung........................................    55,750   16,008
   Basso Industry Corp., Ltd................................     2,000    1,129
   BES Engineering Corp.....................................   238,000   58,102
   Bright Led Electronics Corp..............................    22,000    8,949
   C Sun Manufacturing, Ltd.................................    26,000   16,584
   Capital Securities Corp..................................   303,448  100,769
   Career Technology (MFG.) Co., Ltd........................    32,000   41,438
  *Carnival Industrial Corp.................................    28,000    8,825
   Catcher Technology Co., Ltd..............................    37,360  162,154
   Cathay Financial Holdings Co., Ltd.......................   265,767  266,479
   Cathay Real Estate Development Co., Ltd..................   223,000  102,600
  *Central Reinsurance Co., Ltd.............................    28,000   12,302
   Champion Building Materials Co., Ltd.....................    74,526   25,734
   Chang Hwa Commercial Bank................................   747,641  376,862
   Charoen Pokphand Enterprises Co., Ltd....................    64,000   30,217
   Cheng Loong Corp.........................................   165,360   66,200
   Cheng Shin Rubber Industry Co., Ltd......................    84,645  213,011
  #Cheng Uei Precision Industry Co., Ltd....................    63,051  139,445
  *Chenming Mold Industrial Corp............................    20,000   18,332
   Chia Hsin Cement Corp....................................    70,338   31,641
   Chicony Electronics Co., Ltd.............................    67,345  147,632
   Chien Kuo Construction Co., Ltd..........................    75,250   33,463
 #*Chimei Innolux Corp...................................... 1,162,477  432,949
  *China Airlines, Ltd......................................   492,019  191,847
   China Chemical & Pharmaceutical Co., Ltd.................    99,000   61,729
  *China Development Financial Holding Corp................. 1,324,573  295,624
   China Ecotek Corp........................................    11,000   24,013
   China Electric Manufacturing Corp........................    48,000   27,986
  *China General Plastics Corp..............................    57,000   25,139
   China Glaze Co., Ltd.....................................    29,599   12,946
 #*China Life Insurance Co., Ltd............................   227,749  177,346
  *China Manmade Fiber Co., Ltd.............................   290,000   97,555
   China Metal Products Co., Ltd............................   100,242   91,212
  #China Motor Corp.........................................   110,000   98,579
   China Petrochemical Development Corp.....................   273,218  189,691
   China Steel Chemical Corp................................     8,000   34,781
  #China Steel Corp.........................................   512,571  440,133
   China Steel Structure Co., Ltd...........................    24,000   23,573
   China Synthetic Rubber Corp..............................   118,224  126,402
  *China Wire & Cable Co., Ltd..............................    61,000   20,964

                                     1191

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CONTINUED


                                                               Shares  Value++
                                                               ------- --------
TAIWAN -- (Continued)
   Chinatrust Financial Holdings Co., Ltd..................... 956,143 $526,306
   Chinese Maritime Transport, Ltd............................  15,000   17,239
   Chin-Poon Industrial Co., Ltd.............................. 126,126  136,936
   Chipbond Technology Corp...................................  40,000   67,705
   Chong Hong Construction Co.................................  24,625   56,306
   Chroma Ate, Inc............................................  20,560   39,090
   Chun Yuan Steel Industrial Co., Ltd........................  54,570   20,630
  *Chung Hung Steel Corp...................................... 163,212   41,159
  *Chung Hwa Pulp Corp........................................  50,470   15,331
   Chung-Hsin Electric & Machinery Manufacturing Corp.........  81,000   42,536
   Chunghwa Telecom Co., Ltd..................................  32,727  102,399
  #Chunghwa Telecom Co., Ltd. ADR.............................   1,520   47,242
  *Chungwa Picture Tubes Co., Ltd............................. 951,656   29,585
   Clevo Co., Ltd.............................................  42,017   54,873
  *CMC Magnetics Corp......................................... 460,000   68,574
   Collins Co., Ltd...........................................  54,802   21,084
 #*Compal Communications, Inc.................................  38,000   33,843
   Compal Electronics, Inc.................................... 510,747  321,268
   Compeq Manufacturing Co., Ltd.............................. 172,000   63,461
   Continental Holdings Corp.................................. 124,000   44,551
   Coxon Precise Industrial Co., Ltd..........................  12,000   22,731
   CSBC Corp. Taiwan..........................................  59,740   34,753
   CTCI Corp..................................................  46,444   92,291
   Cyberlink Corp.............................................  11,203   40,428
   Cybertan Technology, Inc...................................  42,424   29,583
   Da Cin Construction Co., Ltd...............................  36,000   23,337
   Darfon Electronics Corp....................................  51,000   28,946
   Delpha Construction Co., Ltd...............................  53,320   16,037
   Delta Electronics, Inc.....................................  45,320  154,591
   Depo Auto Parts Industrial Co., Ltd........................  32,000   66,760
   D-Link Corp................................................ 186,062  104,382
   Dynamic Electronics Co., Ltd...............................  68,183   21,380
  *Dynapack International Technology Corp.....................  17,000   61,664
   E Ink Holdings, Inc........................................  73,000   58,719
   E.Sun Financial Holding Co., Ltd........................... 805,031  402,861
  *Eastern Media International Corp...........................  70,000    9,214
   Eclat Textile Co., Ltd.....................................  32,655   96,497
   Elan Microelectronics Corp.................................  27,000   41,711
   Elite Material Co., Ltd....................................  59,162   58,455
   Elite Semiconductor Memory Technology, Inc.................  34,000   22,542
   Elitegroup Computer Systems Co., Ltd....................... 205,000   55,459
   Entie Commercial Bank......................................  84,000   40,516
   Epistar Corp............................................... 114,169  181,364
   Eternal Chemical Co., Ltd.................................. 116,140   90,337
  *Eva Airways Corp........................................... 257,380  149,196
   Evergreen International Storage & Transport Corp........... 161,000   99,312
  *Evergreen Marine Corp., Ltd................................ 441,399  227,181
   Everlight Chemical Industrial Corp.........................  40,740   24,648
   Everlight Electronics Co., Ltd.............................  66,225   69,015
  *Everspring Industry Co., Ltd...............................  16,000    5,856
   Excelsior Medical Co., Ltd.................................  15,172   27,694
  #Far Eastern Department Stores Co., Ltd..................... 128,780  121,047
   Far Eastern International Bank............................. 266,045   97,867
   Far Eastern New Century Corp............................... 271,927  281,132
   Far EasTone Telecommunications Co., Ltd.................... 116,000  267,769
   Faraday Technology Corp....................................  29,395   35,960
   Farglory Land Development Co., Ltd.........................  62,000  104,328
   Federal Corp............................................... 147,840   95,368
   Feng Hsin Iron & Steel Co., Ltd............................  29,000   45,838
   Feng Tay Enterprise Co., Ltd...............................  36,029   40,432
  *Firich Enterprises Co., Ltd................................  36,000   41,517

                                     1192

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CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
TAIWAN -- (Continued)
  *First Copper Technology Co., Ltd.........................  49,000 $   16,766
  #First Financial Holding Co., Ltd......................... 615,794    349,363
   First Hotel..............................................  46,494     30,057
   First Insurance Co., Ltd.................................  35,000     17,645
   First Steamship Co., Ltd.................................  36,105     27,845
  #FLEXium Interconnect, Inc................................  17,380     70,661
   Forhouse Corp............................................  82,000     39,936
   Formosa Advanced Technologies Co., Ltd...................  24,000     12,722
   Formosa Chemicals & Fiber Co., Ltd....................... 106,040    250,938
  *Formosa Epitaxy, Inc.....................................  88,000     57,720
   Formosa Petrochemical Corp...............................  14,000     40,694
   Formosa Plastics Corp.................................... 112,430    306,050
   Formosa Taffeta Co., Ltd................................. 137,000    120,668
   Formosan Rubber Group, Inc............................... 117,000     79,093
   Formosan Union Chemical Corp.............................  67,167     37,508
   Founding Construction & Development Co., Ltd.............  36,155     21,999
   Foxconn Technology Co., Ltd..............................  31,440    109,024
  *Froch Enterprise Co., Ltd................................  29,000      9,802
   FSP Technology, Inc......................................  26,782     23,633
   Fubon Financial Holding Co., Ltd......................... 377,019    386,269
   Fullerton Technology Co., Ltd............................  19,000     15,111
   Fwusow Industry Co., Ltd.................................  67,053     34,641
   G Shank Enterprise Co., Ltd..............................  21,000     11,815
   Gemtek Technology Corp...................................  60,348     59,431
  *Genesis Photonics, Inc...................................  50,863     34,682
   Getac Technology Corp....................................  95,000     42,867
   Giant Manufacturing Co., Ltd.............................  18,760     96,899
  *Giantplus Technology Co., Ltd............................  32,000      9,121
   Gigabyte Technology Co., Ltd............................. 114,000     93,956
   Gigastorage Corp.........................................  43,450     22,853
  *Gintech Energy Corp......................................  81,394     58,423
   Global Brands Manufacture, Ltd...........................  23,830      8,120
   Global Mixed Mode Technology, Inc........................  12,000     38,630
   Global Unichip Corp......................................  11,000     34,856
   Globe Union Industrial Corp..............................  41,000     17,746
  *Gold Circuit Electronics, Ltd............................  71,070     13,441
   Goldsun Development & Construction Co., Ltd.............. 235,624     82,992
   Grand Pacific Petrochemical Corp......................... 158,000     81,301
   Great China Metal Industry Co., Ltd......................  26,000     28,501
   Great Taipei Gas Co., Ltd................................  41,000     26,728
   Great Wall Enterprise Co., Ltd...........................  76,252     65,199
  *Green Energy Technology, Inc.............................  62,581     29,954
 #*G-Tech Optoelectronics Corp..............................  27,000     65,420
  *GTM Corp.................................................  27,000     12,138
   Hannstar Board Corp......................................  49,096     22,989
  *HannStar Display Corp.................................... 643,000     50,719
  *HannsTouch Solution, Inc................................. 136,026     37,860
   Harvatek Corp............................................  22,663      8,522
   Hey Song Corp............................................  82,000     95,816
   Highwealth Construction Corp.............................  35,147     51,194
   Hiwin Technologies Corp..................................   4,200     26,973
  *Ho Tung Holding Corp..................................... 141,416     70,170
   Hocheng Corp.............................................  66,000     19,823
   Holiday Entertainment Co., Ltd...........................  12,000     16,580
   Holtek Semiconductor, Inc................................  35,000     34,598
   Holy Stone Enterprise Co., Ltd...........................  69,827     56,373
   Hon Hai Precision Industry Co., Ltd...................... 330,453  1,001,947
   Hong Tai Electric Industrial Co., Ltd....................  72,000     23,277
  *Hota Industrial Manufacturing Co., Ltd...................  20,000     11,923
   Hotai Motor Co., Ltd.....................................  28,000    199,143
   Hsin Kuang Steel Co., Ltd................................  51,000     29,217

                                     1193

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CONTINUED


                                                               Shares  Value++
                                                               ------- --------
TAIWAN -- (Continued)
   HTC Corp...................................................   5,522 $ 39,848
  *Hua Eng Wire & Cable Co., Ltd..............................  59,000   21,492
   Hua Nan Financial Holding Co., Ltd......................... 495,040  259,850
   Huaku Development Co., Ltd.................................  35,540   72,298
   Huang Hsiang Construction Co...............................  25,000   59,002
   Hung Poo Real Estate Development Corp......................  73,695   67,865
   Hung Sheng Construction Co., Ltd........................... 137,500   74,311
  *Ichia Technologies, Inc....................................  63,000   24,335
  *I-Chiun Precision Industry Co., Ltd........................  61,000   36,486
  *ICP Electronics, Inc.......................................  32,500   40,393
  *Infortrend Technology, Inc.................................  60,320   31,544
  *Inotera Memories, Inc...................................... 452,634   61,380
  *Integrated Memory Logic, Ltd...............................  16,000   52,799
  *International Games System Co., Ltd........................   6,000   21,465
   Inventec Corp.............................................. 443,945  151,686
   I-Sheng Electric Wire & Cable Co., Ltd.....................  25,000   33,760
  *ITE Technology, Inc........................................  23,000   16,393
   ITEQ Corp..................................................  35,835   37,437
  *Jess-Link Products Co., Ltd................................  25,000   19,643
   Johnson Health Tech Co., Ltd...............................   7,211   17,496
  *Kao Hsing Chang Iron & Steel Corp..........................  69,000   13,964
   Kaulin Manufacturing Co., Ltd..............................  25,000   14,022
   Kee Tai Properties Co., Ltd................................  63,790   41,454
   Kenda Rubber Industrial Co., Ltd........................... 136,618  158,806
   Kerry TJ Logistics Co., Ltd................................  38,000   60,557
   King Slide Works Co., Ltd..................................   9,000   50,469
   King Yuan Electronics Co., Ltd............................. 218,545  118,753
   Kingdom Construction Co., Ltd..............................  52,000   33,374
  *King's Town Bank........................................... 212,000  144,925
   King's Town Construction Co., Ltd..........................  17,145   16,524
   Kinik Co...................................................  26,000   35,369
   Kinko Optical Co., Ltd.....................................  18,000   23,778
   Kinpo Electronics, Inc..................................... 338,000   67,980
   Kinsus Interconnect Technology Corp........................  40,000  109,748
   KS Terminals, Inc..........................................  15,162   11,025
   Kung Long Batteries Industrial Co., Ltd....................   9,000   18,122
   Kuoyang Construction Co., Ltd..............................  65,000   29,451
  *Kwong Fong Industries Corp.................................  66,500   36,602
  *KYE Systems Corp...........................................  67,040   19,255
   L&K Engineering Co., Ltd...................................  17,000   16,023
   Lan Fa Textile Co., Ltd....................................  28,922    7,704
   Largan Precision Co., Ltd..................................   4,000   85,073
   LCY Chemical Corp..........................................  55,286   57,093
   Lealea Enterprise Co., Ltd................................. 206,584   72,349
   Lee Chi Enterprises Co., Ltd...............................  96,000   35,446
  *Leofoo Development Co., Ltd................................  34,417   17,767
   LES Enphants Co., Ltd......................................  22,025   15,249
  *Li Peng Enterprise Co., Ltd................................ 125,796   35,593
   Lien Hwa Industrial Corp...................................  98,284   61,580
   Lingsen Precision Industries, Ltd..........................  49,000   23,617
   LITE-ON IT Corp............................................  70,700   59,240
   Lite-On Semiconductor Corp.................................  62,000   26,492
   Lite-On Technology Corp.................................... 402,667  512,281
  *Long Bon International Co., Ltd............................  48,000   31,364
  *Long Chen Paper Co., Ltd...................................  56,000   14,349
   Lotes Co., Ltd.............................................   6,000   18,026
   Lumax International Corp., Ltd.............................  12,705   24,115
   Macronix International Co., Ltd............................ 673,909  175,079
  *Makalot Industrial Co., Ltd................................  18,000   54,330
   Marketech International Corp...............................  22,000   10,757
   Masterlink Securities Corp................................. 174,000   50,785

                                     1194

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CONTINUED


                                                               Shares  Value++
                                                               ------- --------
TAIWAN -- (Continued)
  *Mayer Steel Pipe Corp......................................  29,700 $ 11,180
   Maywufa Co., Ltd...........................................  49,000   25,830
   Media Tek, Inc.............................................   7,048   78,183
   Mega Financial Holding Co., Ltd............................ 465,966  338,475
   Mercuries & Associates, Ltd................................  50,299   42,981
   Merida Industry Co., Ltd...................................  13,800   52,858
   Merry Electronics Co., Ltd.................................  35,700   42,104
  *Microelectronics Technology, Inc........................... 133,452   50,603
   Micro-Star International Co., Ltd.......................... 154,394   69,712
   Min Aik Technology Co., Ltd................................  17,000   45,786
   Mirle Automation Corp......................................  46,504   29,514
   Mitac International Corp................................... 291,039   96,206
  *Mosel Vitelic, Inc.........................................  14,858      931
  *Motech Industries, Inc.....................................   3,000    2,311
   Namchow Chemical Industrial Co., Ltd.......................  36,000   34,387
  #Nan Kang Rubber Tire Co., Ltd..............................  51,184   59,122
   Nan Ya Plastic Corp........................................ 130,750  230,283
   Nan Ya Printed Circuit Board Corp..........................  43,214   49,552
   Nantex Industry Co., Ltd...................................  39,472   25,198
  *Nanya Technology Corp...................................... 152,000    7,272
   National Petroleum Co., Ltd................................  67,000   67,172
  *Neo Solar Power Corp.......................................  95,000   45,768
   Nien Hsing Textile Co., Ltd................................  65,264   44,671
   Novatek Microelectronics Corp..............................  32,000  120,350
  *Ocean Plastics Co., Ltd....................................  14,000   11,258
   OptoTech Corp..............................................  92,000   34,111
  *Orient Semiconductor Electronics, Ltd...................... 103,000   14,085
   Oriental Union Chemical Corp...............................  90,992   96,467
  *Pan Jit International, Inc.................................  43,940   14,567
  *Pan-International Industrial Corp..........................  54,852   45,257
   Paragon Technologies Co., Ltd..............................   7,350    8,472
  *Pegatron Corp.............................................. 263,261  331,910
   Phihong Technology Co., Ltd................................  46,000   30,106
  *Pihsiang Machinery Manufacturing Co., Ltd..................  29,000   34,281
  *Pixart Imaging, Inc........................................  28,000   57,908
   Pou Chen Corp.............................................. 385,528  389,743
  *Power Quotient International Co., Ltd......................  20,000    8,337
   Powercom Co., Ltd..........................................  16,150    3,604
   Powertech Technology, Inc.................................. 146,900  227,888
   President Chain Store Corp.................................  14,768   72,986
  *President Securities Corp.................................. 204,422  110,113
   Prince Housing & Development Corp.......................... 172,878  116,143
   Promate Electronic Co., Ltd................................  33,000   26,366
  *Promise Technology, Inc....................................  34,874   13,112
 #*Qisda Corp................................................. 349,875   75,347
   Quanta Computer, Inc.......................................  36,007   82,178
   Radiant Opto-Electronics Corp..............................  54,158  224,941
  #Radium Life Tech Corp...................................... 191,720  119,201
  #Realtek Semiconductor Corp.................................  61,335  115,311
   Rechi Precision Co., Ltd...................................  29,870   21,298
  *Rich Development Co., Ltd..................................  89,000   43,093
   Richtek Technology Corp....................................  12,000   65,231
  *Ritek Corp................................................. 908,759   92,886
  #Ruentex Development Co., Ltd...............................  54,198   90,771
   Ruentex Industries, Ltd....................................  56,162  126,523
   Sampo Corp.................................................  82,155   25,394
   San Fang Chemical Industry Co., Ltd........................  10,197    8,041
  *Sanyang Industrial Co., Ltd................................ 227,900  144,906
   Sanyo Electric Taiwan Co., Ltd.............................  15,000   15,165
  *Sercomm Corp...............................................  61,000   81,939
   Sesoda Corp................................................  37,000   39,112

                                     1195

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares   Value++
                                                             --------- --------
TAIWAN -- (Continued)
   ShenMao Technology, Inc..................................     9,922 $ 10,700
   Shih Wei Navigation Co., Ltd.............................    17,000   14,020
   Shihlin Electric & Engineering Corp......................    57,000   67,676
  *Shihlin Paper Corp.......................................    16,000   24,457
  *Shin Kong Financial Holding Co., Ltd..................... 1,449,169  374,887
   Shin Zu Shing Co., Ltd...................................    20,549   70,962
  *Shining Building Business Co., Ltd.......................    27,600   19,136
   Shinkong Insurance Co., Ltd..............................    26,000   16,593
   Shinkong Synthetic Fibers Co., Ltd.......................   260,799   79,965
   Sigurd Microelectronics Corp.............................    75,000   62,203
  *Silicon Integrated Systems Corp..........................   167,380   61,240
   Siliconware Precision Industries Co......................   282,000  274,028
   Silitech Technology Corp.................................     7,141   10,617
   Sinbon Electronics Co., Ltd..............................    32,000   28,066
   Sincere Navigation Corp..................................    56,125   47,037
   Sinkong Textile Co., Ltd.................................    70,000   84,036
  *Sino-American Silicon Products, Inc......................     6,000    5,789
   Sinon Corp...............................................    48,000   21,021
   SinoPac Financial Holdings Co., Ltd...................... 1,173,397  453,384
   Sinphar Pharmaceutical Co., Ltd..........................    25,586   24,856
   Sinyi Realty Co., Ltd....................................     9,540   12,761
   Sitronix Technology Corp.................................    21,000   26,304
  *Soft-World International Corp............................    42,000   63,981
  *Solomon Technology Corp..................................    54,000   20,413
   Sonix Technology Co., Ltd................................    63,000   77,905
   Southeast Cement Co., Ltd................................    33,000   14,389
   Spirox Corp..............................................     4,000    1,526
  *St. Shine Optical Co., Ltd...............................     5,000   65,306
   Standard Chemical & Pharmaceutical Co., Ltd..............    20,330   16,824
   Standard Foods Taiwan, Ltd...............................    29,532   75,605
   Stark Technology, Inc....................................    41,000   33,720
   Sunonwealth Electric Machine Industry Co., Ltd...........    39,000   23,349
   Sunrex Technology Corp...................................    80,000   33,536
   Supreme Electronics Co., Ltd.............................    13,000    4,736
  #Synnex Technology International Corp.....................    59,248  125,239
   Ta Chen Stainless Pipe Co., Ltd..........................   140,752   68,149
  *Ta Chong Bank, Ltd.......................................   395,204  123,951
   Ta Ya Electric Wire & Cable Co., Ltd.....................    86,860   19,998
   Tah Hsin Industrial Corp.................................    11,000   10,345
   TA-I Technology Co., Ltd.................................    24,708   14,028
   Taichung Commercial Bank.................................   252,323   79,819
  *Taiflex Scientific Co., Ltd..............................    49,000   51,159
   Tainan Enterprises Co., Ltd..............................    17,000   16,515
   Tainan Spinning Co., Ltd.................................   184,084   81,188
   Taishin Financial Holdings Co., Ltd...................... 1,087,669  388,542
   Taisun Enterprise Co., Ltd...............................    47,740   25,463
   Taita Chemical Co., Ltd..................................   116,424   34,446
  *Taiwan Business Bank.....................................   616,505  171,351
  #Taiwan Cement Corp.......................................   471,137  603,270
   Taiwan Cogeneration Corp.................................    68,993   44,247
   Taiwan Cooperative Financial Holding, Ltd................   582,382  302,749
   Taiwan Fertilizer Co., Ltd...............................   111,000  264,169
   Taiwan Fire & Marine Insurance Co., Ltd..................    50,040   35,093
  #Taiwan Glass Industry Corp...............................   158,142  151,114
  Taiwan Hon Chuan Enterprise Co., Ltd......................    35,492   75,505
  *Taiwan Land Development Corp.............................   134,430   52,342
  *Taiwan Life Insurance Co., Ltd...........................    36,349   21,551
   Taiwan Mask Corp.........................................   107,950   34,163
   Taiwan Mobile Co., Ltd...................................    19,800   69,074
   Taiwan Navigation Co., Ltd...............................    22,000   17,246
   Taiwan Paiho Co., Ltd....................................    80,892   44,126

                                     1196

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares   Value++
                                                             --------- --------
TAIWAN -- (Continued)
  *Taiwan PCB Techvest Co., Ltd.............................    39,000 $ 53,891
   Taiwan Prosperity Chemical Corp..........................     6,000    6,853
   Taiwan Pulp & Paper Corp.................................    93,280   27,341
   Taiwan Sakura Corp.......................................    58,140   31,016
   Taiwan Secom Co., Ltd....................................    22,000   46,817
   Taiwan Semiconductor Manufacturing Co., Ltd..............   157,465  479,805
  *Taiwan Styrene Monomer Corp..............................   186,000   47,134
  *Taiwan Surface Mounting Technology Co., Ltd..............    42,000   62,295
   Taiwan Tea Corp..........................................   123,704   59,817
   Taiyen Biotech Co., Ltd..................................    33,000   22,017
 #*Tatung Co., Ltd..........................................   709,732  162,775
   Teco Electric & Machinery Co., Ltd.......................   399,000  270,908
   Test Research, Inc.......................................    23,144   37,818
  #Test-Rite International Co., Ltd.........................    99,389   73,602
   Thinking Electronic Industrial Co., Ltd..................    15,000   14,282
   Thye Ming Industrial Co., Ltd............................    34,000   32,281
   Ton Yi Industrial Corp...................................   130,200   73,255
   Tong Hsing Electronic Industries, Ltd....................    12,000   41,606
   Tong Yang Industry Co., Ltd..............................    85,894   69,222
   Tong-Tai Machine & Tool Co., Ltd.........................    24,358   18,162
   Topco Scientific Co., Ltd................................    41,616   61,492
   Topoint Technology Co., Ltd..............................    11,295    6,355
   Transcend Information, Inc...............................    31,483   79,133
   Tripod Technology Corp...................................    29,970   57,867
   Tsann Kuen Enterprise Co., Ltd...........................    12,913   26,687
   TSRC Corp................................................    42,350   86,394
   Ttet Union Corp..........................................    10,000   17,029
  *TTY Biopharm Co., Ltd....................................    14,000   43,697
   Tung Ho Steel Enterprise Corp............................   141,254  133,851
   TXC Corp.................................................    36,411   63,238
   TYC Brother Industrial Co., Ltd..........................    42,654   15,151
  *Tycoons Group Enterprise Co., Ltd........................   127,354   19,251
  *Tyntek Corp..............................................    27,319    5,913
  *Tze Shin International Co., Ltd..........................    38,934   18,593
   U-Ming Marine Transport Corp.............................    66,000  100,002
  #Unimicron Technology Corp................................   301,356  307,910
  *Union Bank of Taiwan.....................................   231,237   79,111
   Uni-President Enterprises Corp...........................   102,702  181,311
   Unitech Printed Circuit Board Corp.......................    83,629   24,497
   United Integration Service Co., Ltd......................    20,000   17,540
   United Microelectronics Corp............................. 1,354,453  502,224
 #*Unity Opto Technology Co., Ltd...........................    62,929   51,078
   Universal Cement Corp....................................    84,000   40,084
   Unizyx Holding Corp......................................    62,000   25,227
   UPC Technology Corp......................................   156,350   80,492
   USI Corp.................................................   195,518  147,095
  *Vanguard International Semiconductor Corp................    98,000   63,484
  *Via Technologies, Inc....................................    25,800   11,813
   Visual Photonics Epitacy Co., Ltd........................    14,300   14,980
   Wah Lee Industrial Corp..................................    35,000   44,770
  *Walsin Lihwa Corp........................................   711,000  194,387
  *Walsin Technology Corp., Ltd.............................    70,632   15,669
  *Walton Advanced Engineering, Inc.........................    69,385   18,118
  *Wan Hai Lines Co., Ltd...................................   197,557   96,575
   Waterland Financial Holdings Co., Ltd....................    92,675   28,028
   Wei Chuan Foods Corp.....................................    71,000   75,522
   Weikeng Industrial Co., Ltd..............................    27,300   19,005
  *Wellypower Optronics Corp................................    51,000   19,789
  *Weltrend Semiconductor, Inc..............................    29,000   10,210
  *Win Semiconductors Corp..................................    62,000   63,301
 #*Winbond Electronics Corp.................................   869,000  116,979

                                     1197

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value++
                                                          --------- -----------
TAIWAN -- (Continued)
  *Wintek Corp...........................................   441,087 $   174,031
  #Wistron Corp..........................................   317,183     304,274
   Wistron NeWeb Corp....................................    35,446      52,696
  #WPG Holdings, Ltd.....................................   196,301     236,769
  #WT Microelectronics Co., Ltd..........................    65,518      79,188
  *WUS Printed Circuit Co., Ltd..........................    65,000      26,334
  *Xxentria Technology Materials Corp....................    18,000      26,830
  *Yageo Corp............................................   387,000     111,942
  *Yang Ming Marine Transport Corp.......................   230,558      89,901
   YC INOX Co., Ltd......................................    51,000      26,863
   Yem Chio Co., Ltd.....................................    38,166      27,093
   YFY, Inc..............................................   205,344      83,589
   Yieh Phui Enterprise Co., Ltd.........................   202,930      56,520
   Young Fast Optoelectronics Co., Ltd...................    25,400      43,505
   Young Optics, Inc.....................................     9,000      19,867
  *Youngtek Electronics Corp.............................    25,000      51,353
   Yuanta Financial Holding Co., Ltd.....................   736,246     332,243
   Yulon Motor Co., Ltd..................................   169,223     294,741
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.......    16,000      30,221
   Yung Tay Engineering Co., Ltd.........................   104,000     207,133
   YungShin Global Holding Corp..........................    39,000      52,906
   Zenitron Corp.........................................    22,000      13,318
   Zig Sheng Industrial Co., Ltd.........................   137,172      41,825
   Zinwell Corp..........................................    33,000      26,624
   Zippy Technology Corp.................................    12,000       8,371
                                                                    -----------
TOTAL TAIWAN.............................................            37,148,344
                                                                    -----------
THAILAND -- (0.8%)
   Advance Info Service PCL (Foreign)....................    16,300     105,033
   Airports of Thailand PCL (Foreign)....................    55,800     149,285
   Amata Corp. PCL (Foreign).............................    77,000      38,688
   Asian Property Development PCL (Foreign)..............   281,640      79,943
   Bangchak Petroleum PCL (Foreign)......................   166,300     142,427
   Bangkok Bank PCL (Foreign)............................    48,000     283,458
   Bangkok Bank PCL (Foreign) NVDR.......................    20,200     116,653
   Bangkok Dusit Medical Services PCL (Foreign)..........    50,300     174,778
   Bangkok Expressway PCL (Foreign)......................   112,000     101,403
   Bangkok Life Assurance PCL (Foreign) NVDR.............    24,000      33,083
   Bangkokland PCL (Foreign)............................. 1,308,300      56,344
   Bank of Ayudhya PCL (Foreign).........................    70,100      68,613
   Bank of Ayudhya PCL (Foreign) NVDR....................   212,100     204,751
   Banpu Coal, Ltd. (Foreign) NVDR.......................    13,650     174,577
   Banpu PCL (Foreign)...................................     3,700      48,287
   BEC World PCL (Foreign)...............................    65,200     125,507
   Big C Supercenter PCL (Foreign).......................    46,100     285,775
   Cal-Comp Electronics (Thailand) PCL (Foreign).........   387,500      33,630
   Central Pattana PCL (Foreign).........................    68,200     157,984
   Central Plaza Hotel PCL (Foreign).....................   177,700     113,055
   CH Karnchang PCL (Foreign)............................   152,300      42,982
   Charoen Pokphand Foods PCL (Foreign)..................    96,000     110,408
   Delta Electronics Thailand PCL (Foreign)..............   155,700     148,588
   Eastern Water Resources Development & Management PCL
     (Foreign)...........................................    37,400      15,497
   Electricity Generating PCL (Foreign)..................    22,000      94,029
   Esso (Thailand) PCL (Foreign).........................   313,000     110,290
  *GFPT PCL(Foreign).....................................   120,600      28,724
   Glow Energy PCL (Foreign).............................    46,000     107,308
   Hana Microelectronics PCL (Foreign)...................    59,200      42,493
   Hermraj Land & Development PCL (Foreign).............. 1,110,400     113,757
   Home Product Center PCL (Foreign).....................   175,268      65,190
   IRPC PCL (Foreign).................................... 1,449,200     203,314
  *Italian-Thai Development PCL (Foreign) NVDR...........   621,100      81,868

                                     1198

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares   Value++
                                                             --------- --------
THAILAND -- (Continued)
   Jasmine International PCL (Foreign)......................   543,900 $ 85,888
   Kasikornbank PCL (Foreign)...............................    26,900  157,977
   Kasikornbank PCL (Foreign) NVDR..........................    28,100  164,108
   Khon Kaen Sugar Industry PCL (Foreign)...................    74,900   32,990
   Kiatnakin Bank PCL (Foreign).............................    83,300  120,941
   Krung Thai Bank PCL (Foreign)............................   601,375  355,135
   Land & Houses PCL (Foreign)..............................   212,200   59,541
   Land & Houses PCL (Foreign) NVDR.........................   355,200   99,665
   Lanna Resources PCL (Foreign)............................    32,300   25,819
   LPN Development PCL (Foreign)............................   103,600   61,180
   Major Cineplex Group PCL (Foreign).......................    69,000   44,349
   MBK PCL (Foreign)........................................    18,300   65,976
   MCOT PCL (Foreign).......................................    36,000   39,347
  *Minor International PCL (Foreign)........................   165,660   98,910
   Polyplex PCL (Foreign)...................................    37,600   16,929
   Precious Shipping PCL (Foreign)..........................   165,000   72,137
   Preuksa Real Estate PCL (Foreign)........................   168,300  107,624
   PTT Exploration & Production PCL (Foreign)...............    36,900  199,850
   PTT Global Chemical PCL (Foreign)........................   110,845  220,605
   PTT PCL (Foreign)........................................    46,494  482,385
   PTT PCL (Foreign) NVDR...................................    18,900  196,091
   Quality Houses PCL (Foreign).............................   521,408   36,405
   Ratchaburi Electricity Generating Holding PCL (Foreign)..    39,100   68,887
  *Robinson Department Store PCL (Foreign)..................    53,100  105,247
  *Rojana Industrial Park PCL (Foreign).....................   149,500   47,069
  *Sahaviriya Steel Industries PCL (Foreign)................   741,840   15,974
   Samart Corp. PCL (Foreign)...............................    77,500   28,320
   Sansiri PCL (Foreign)....................................   527,900   53,048
   SC Asset Corp. PCL (Foreign).............................    53,300   33,389
   Siam Cement PCL (Foreign) NVDR (The).....................    10,400  126,904
   Siam City Cement PCL (Foreign)...........................    13,200  183,465
   Siam Commercial Bank PCL (Foreign).......................    15,700   82,470
   Siam Commercial Bank PCL (Foreign) NVDR..................    30,100  158,111
   Siam Future Development PCL (Foreign)....................    93,000   23,060
   Siam Makro PCL (Foreign).................................    14,000  210,114
   Siamgas & Petrochemicals PCL (Foreign)...................   130,200   61,595
   Sino Thai Engineering & Construction PCL (Foreign) NVDR..    65,000   45,383
   Somboon Advance Technology PCL (Foreign).................    29,800   27,467
   Sri Trang Agro Industry PCL (Foreign)....................    14,300    7,372
   Sri Trang Agro-Industry PCL (Foreign) NVDR...............   105,300   54,282
   STP & I PCL (Foreign)....................................    61,300  114,000
   Supalai PCL (Foreign)....................................   222,900  139,631
  *Tata Steel (Thailand) PCL (Foreign)...................... 1,030,600   26,900
  *Thai Airways International PCL (Foreign).................   105,000   79,135
  *Thai Airways International PCL (Foreign) NVDR............    60,600   45,672
   Thai Oil PCL (Foreign)...................................   156,100  339,957
   Thai Stanley Electric PCL (Foreign)......................     9,600   68,281
   Thai Tap Water Supply PCL (Foreign)......................   294,200   75,830
   Thai Union Frozen Products PCL (Foreign).................    95,760  224,950
   Thai Vegetable Oil PCL (Foreign).........................    36,400   29,215
  *Thaicom PCL (Foreign) NVDR...............................   175,300  125,827
   Thanachart Capital PCL (Foreign).........................    94,500  114,078
   Thoresen Thai Agencies PCL (Foreign).....................    91,190   47,603
   Ticon Industrial Connection PCL (Foreign)................    86,625   37,024
   Tisco Financial Group PCL (Foreign)......................    70,800  103,370
   TMB Bank PCL (Foreign)................................... 2,744,700  164,772
   Total Access Communication PCL (Foreign).................   114,100  323,873
   TPI Polene PCL (Foreign).................................   242,100  111,374
  *True Corp. PCL (Foreign).................................   540,290   89,901
  *True Corp. PCL (Foreign) NVDR............................   530,800   88,322
   Vanachai Group PCL (Foreign).............................    41,100    6,517

                                     1199

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
THAILAND -- (Continued)
   Vinythai PCL (Foreign) NVDR............................. 124,200 $    74,561
                                                                    -----------
TOTAL THAILAND.............................................          10,164,524
                                                                    -----------
TURKEY -- (0.5%)
   Adana Cimento Sanayii T.A.S. Series A...................  12,989      25,587
   Akbank T.A.S............................................  62,584     301,968
   Akcansa Cimento A.S.....................................   9,502      46,796
  *Akenerji Elektrik Uretim A.S............................  35,801      41,754
  *Akfen Holding A.S.......................................   7,383      37,409
   Aksa Akrilik Kimya Sanayii A.S..........................  22,500      59,106
   Aksigorta A.S...........................................  34,947      39,412
   Alarko Holding A.S......................................  14,460      33,569
  *Albaraka Turk Katilim Bankasi A.S.......................  46,426      36,793
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.....   1,996      39,859
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S................  54,184      27,793
  *Anadolu Cam Sanayii A.S.................................  20,947      31,335
   Anadolu Efes Biracilik ve Malt Sanayi A.S...............   4,187      62,889
   Arcelik A.S.............................................  38,968     257,549
   Aselsan Elektronik Sanayi Ve Ticaret A.S................  28,662     108,460
  *Asya Katilim Bankasi A.S................................ 115,310     129,419
   Bagfas Bandirma Gubre Fabrikalari A.S...................   1,050      32,375
   Baticim Bati Anabolu Cimento Sanayii A.S................   4,878      18,288
   BIM BirlesikMagazalar A.S...............................   2,110      98,019
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...........   1,352      20,291
   Bursa Cimento Fabrikasi A.S.............................   1,341       3,559
   Cimsa Cimento Sanayi ve Ticaret A.S.....................  13,328      63,018
   Coca-Cola Icecek A.S....................................   4,509      87,613
  *Deva Holding A.S........................................   2,470       2,785
  *Dogan Sirketler Grubu Holding A.S....................... 254,721     110,812
  *Dogan Yayin Holding A.S.................................  58,453      21,192
   Dogus Otomotiv Servis ve Ticaret A.S....................  22,522      83,759
   Eczacibasi Yatirim Holding Ortakligi A.S................   5,004      16,361
   EGE Seramik Sanayi ve Ticaret A.S.......................  19,423      24,609
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S.................................  35,518      37,648
   Enka Insaat ve Sanayi A.S...............................  29,874      79,337
   Eregli Demir ve Celik Fabrikalari T.A.S................. 170,787     202,934
   Ford Otomotiv Sanayi A.S................................   9,472      97,160
  *Global Yatirim Holding A.S..............................  67,511      47,438
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.....     901      27,020
   Goodyear Lastikleri T.A.S...............................   1,597      46,762
  *GSD Holding A.S.........................................  50,000      19,240
  *Gubre Fabrikalari Ticaret A.S...........................   5,433      38,066
  *Hurriyet Gazetecilik ve Matbaacilik A.S.................  31,589      14,262
  *Ihlas Holding A.S....................................... 131,496      96,079
  *Is Finansal Kiralama A.S................................  25,052      13,688
  *Isiklar Yatirim Holding A.S.............................  25,583       9,129
  *Izmir Demir Celik Sanayi A.S............................  85,890     194,913
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A...............................................  31,120      25,531
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B...............................................   7,805       9,057
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D............................................... 103,836      76,441
   Kartonsan Karton Sanayi ve Ticaret A.S..................     618      83,136
  *Kerevitas Gida Sanayii ve Ticaret A.S...................     440      10,828
   KOC Holding A.S. Series B...............................  49,633     233,183
  *Koza Anadolu Metal Madencilik Isletmeleri A.S...........  52,727     133,871
   Mardin Cimento Sanayii ve Ticaret A.S...................   5,073      14,544
  *Migros Ticaret A.S......................................   6,594      70,059
   Netas Telekomunikasyon A.S..............................  11,580      67,128
   Nuh Cimento Sanayi A.S..................................   9,068      49,697
   Otokar Otomotive Ve Savunma Sanayi A.S..................   1,350      29,899
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S...   5,000      18,356
   Petkim Petrokimya Holding A.S...........................  68,550      78,411

                                     1200

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
TURKEY -- (Continued)
   Pinar SUT Mamulleri Sanayii A.S..........................   5,677 $   46,375
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.......  17,060     21,900
  *Sekerbank T.A.S..........................................  82,699     70,606
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.................  33,531     40,233
   TAV Havalimanlari Holding A.S............................  18,112     89,953
   Tekfen Holding A.S.......................................  31,243    113,054
   Tofas Turk Otomobil Fabrikasi A.S........................  14,097     78,699
  *Trakya Cam Sanayii A.S...................................  37,584     45,989
   Tupras Turkiye Petrol Rafinerileri A.S...................   2,925     71,540
   Turcas Petrol A.S........................................  14,616     23,654
  *Turk Hava Yollari A.S.................................... 100,813    233,514
  *Turkcell Iletisim Hizmetleri A.S.........................   1,136      6,940
  *Turkcell Iletisim Hizmetleri A.S. ADR....................   8,959    136,087
   Turkiye Garanti Bankasi A.S..............................  86,173    411,731
   Turkiye Halk Bankasi A.S.................................  12,538    110,617
   Turkiye Is Bankasi A.S...................................  96,423    328,320
   Turkiye Sinai Kalkinma Bankasi A.S....................... 134,315    154,417
   Turkiye Sise ve Cam Fabrikalari A.S......................  98,842    144,504
   Turkiye Vakiflar Bankasi T.A.O...........................  90,743    213,746
   Ulker Biskuvi Sanayi A.S.................................  18,064     81,953
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S..................  14,500     20,710
  *Vestel Elektronik Sanayi ve Ticaret A.S..................  24,328     24,451
  *Yapi ve Kredi Bankasi A.S................................  45,205    116,113
                                                                     ----------
TOTAL TURKEY................................................          6,271,302
                                                                     ----------
UNITED KINGDOM -- (14.9%)
   4imprint Group P.L.C.....................................     532      2,989
   888 Holdings P.L.C....................................... 114,100    193,218
   A.G. Barr P.L.C..........................................  11,295     81,118
   Aberdeen Asset Management P.L.C.......................... 128,290    673,907
   Acal P.L.C...............................................   3,957     11,072
   Admiral Group P.L.C......................................   7,927    142,049
   Aegis Group P.L.C........................................ 161,140    611,876
  *Afren P.L.C.............................................. 208,494    465,034
   African Barrick Gold P.L.C...............................   6,634     45,486
   Aga Rangemaster Group P.L.C..............................  23,457     20,669
   Aggreko P.L.C............................................  12,598    438,162
   Amec P.L.C...............................................  51,061    876,098
   Amlin P.L.C.............................................. 121,500    732,436
   Anglo American P.L.C.....................................  84,783  2,612,545
   Anglo Pacific Group P.L.C................................   7,298     29,493
   Anite P.L.C..............................................  25,991     59,339
   Antofagasta P.L.C........................................  42,486    864,347
   ARM Holdings P.L.C.......................................  33,625    362,330
   ARM Holdings P.L.C. Sponsored ADR........................  10,000    323,500
   Ashmore Group P.L.C......................................  27,484    158,215
   Ashtead Group P.L.C...................................... 131,407    793,873
   Associated British Foods P.L.C...........................  32,004    716,208
   Assura Group, Ltd........................................  61,888     33,532
  #AstraZeneca P.L.C. Sponsored ADR.........................  53,810  2,496,784
   Aveva Group P.L.C........................................   1,771     56,989
   Aviva P.L.C.............................................. 259,294  1,388,633
  #Aviva P.L.C. Sponsored ADR...............................   6,683     72,043
   AZ Electronic Materials SA...............................  12,705     72,878
   Babcock International Group P.L.C........................  53,786    850,224
   BAE Systems P.L.C........................................ 258,138  1,302,898
   Balfour Beatty P.L.C..................................... 137,860    702,731
   Barclays P.L.C........................................... 504,400  1,865,151
   Barclays P.L.C. Sponsored ADR............................  73,729  1,091,189
  *Barratt Developments P.L.C............................... 221,492    678,988
   BBA Aviation P.L.C....................................... 117,727    384,622

                                     1201

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   Beazley P.L.C............................................ 115,063 $  329,003
   Bellway P.L.C............................................  28,324    462,996
   Berendsen P.L.C..........................................  34,244    311,389
  *Berkeley Group Holdings P.L.C. (The).....................  25,003    615,280
   Betfair Group P.L.C......................................   5,713     69,405
   BG Group P.L.C........................................... 135,356  2,513,159
   BHP Billiton P.L.C.......................................  16,423    526,382
  #BHP Billiton P.L.C. ADR..................................  28,708  1,836,738
   Bodycote P.L.C...........................................  42,167    257,461
   Booker Group P.L.C....................................... 102,019    168,921
   Bovis Homes Group P.L.C..................................  33,089    273,911
   BP P.L.C.................................................   1,306      9,327
   BP P.L.C. Sponsored ADR.................................. 219,070  9,395,912
   Braemar Shipping Services P.L.C..........................     660      4,449
   Brammer P.L.C............................................   8,216     31,893
   Brewin Dolphin Holdings P.L.C............................  44,621    130,203
   British American Tobacco P.L.C...........................  12,488    619,405
   British American Tobacco P.L.C. Sponsored ADR............   1,800    178,848
   British Sky Broadcasting Group P.L.C. Sponsored ADR......   4,853    222,316
   Britvic P.L.C............................................  21,967    127,488
   BT Group P.L.C. Sponsored ADR............................  17,500    601,650
  *BTG P.L.C................................................  50,010    276,133
   Bunzl P.L.C..............................................  35,708    591,486
   Burberry Group P.L.C.....................................  26,952    508,534
   Bwin.Party Digital Entertainment P.L.C...................  99,289    192,894
   Cable & Wireless Communications P.L.C.................... 252,269    152,753
  *Cairn Energy P.L.C.......................................  52,848    239,538
   Camellia P.L.C...........................................      20      3,126
   Cape P.L.C...............................................  18,329     79,718
   Capita P.L.C.............................................  24,608    287,527
   Capital & Counties Properties P.L.C......................  14,668     53,579
  *Capital & Regional P.L.C.................................  19,615      7,606
   Carillion P.L.C..........................................  96,286    479,239
   Carnival P.L.C...........................................  14,078    560,766
   Carnival P.L.C. ADR......................................   5,490    217,020
   Castings P.L.C...........................................   1,976     11,072
   Catlin Group, Ltd........................................  73,758    562,105
  *Centamin P.L.C........................................... 152,635    157,643
   Centrica P.L.C........................................... 169,980    889,907
   Charles Stanley Group P.L.C..............................     382      1,774
   Chemring Group P.L.C.....................................  38,846    197,154
   Chesnara P.L.C...........................................  16,414     49,760
   Chime Communications P.L.C...............................   5,226     18,224
   Cineworld Group P.L.C....................................  19,143     74,955
   Clarkson P.L.C...........................................       4         86
  *Clinton Cards P.L.C......................................  19,726         --
   Close Brothers Group P.L.C...............................  34,717    475,055
   Cobham P.L.C............................................. 183,488    637,918
  *Colt Group SA............................................  51,533     91,970
   Compass Group P.L.C......................................  67,952    746,663
   Computacenter P.L.C......................................  19,863    117,608
   Consort Medical P.L.C....................................   5,759     71,174
   Cookson Group P.L.C......................................  67,651    639,092
   Costain Group P.L.C......................................   7,600     28,917
   Cranswick P.L.C..........................................  10,799    130,210
   Croda International P.L.C................................  10,466    372,637
   CSR P.L.C................................................  48,008    274,058
   Daily Mail & General Trust P.L.C. Series A...............  38,240    294,982
   Dairy Crest Group P.L.C..................................  31,624    182,344
   Darty P.L.C..............................................  78,383     68,152
   De La Rue P.L.C..........................................  16,121    275,714

                                     1202

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   Debenhams P.L.C.......................................... 311,419 $  602,913
   Dechra Pharmaceuticals P.L.C.............................   6,758     67,238
   Development Securities P.L.C.............................  21,496     55,545
   Devro P.L.C..............................................  32,535    172,461
   Diageo P.L.C.............................................  11,221    320,794
   Diageo P.L.C. Sponsored ADR..............................   3,600    411,264
   Dialight P.L.C...........................................   1,657     29,768
   Dignity P.L.C............................................   5,273     79,596
   Diploma P.L.C............................................  23,973    173,204
  *Dixons Retail P.L.C...................................... 736,325    245,666
   Domino Printing Sciences P.L.C...........................  20,220    177,274
   Domino's Pizza Group P.L.C...............................   5,403     44,154
   Drax Group P.L.C.........................................  79,812    724,365
   DS Smith P.L.C........................................... 175,244    605,024
   E2V Technologies P.L.C...................................  21,031     39,461
   easyJet P.L.C............................................  36,277    366,617
   Electrocomponents P.L.C..................................  69,137    240,127
   Elementis P.L.C..........................................  78,622    266,113
  *EnQuest P.L.C............................................ 134,515    252,165
  *Enterprise Inns P.L.C.................................... 108,827    127,957
  *Essar Energy P.L.C.......................................   5,755     12,754
   Eurasian Natural Resources Corp. P.L.C...................  32,042    169,859
   Euromoney Institutional Investor P.L.C...................  10,525    136,055
   Evraz P.L.C..............................................  26,252    100,167
  *Exillon Energy P.L.C.....................................   3,012      7,592
   Experian P.L.C...........................................  55,885    966,872
   F&C Asset Management P.L.C............................... 121,110    193,730
   Fenner P.L.C.............................................  46,111    269,401
   Ferrexpo P.L.C...........................................  17,648     59,593
   Fiberweb P.L.C...........................................   7,865      8,389
   Fidessa Group P.L.C......................................   2,349     50,433
   Filtrona P.L.C...........................................  45,981    425,982
  *Findel P.L.C............................................. 158,182     17,352
   FirstGroup P.L.C......................................... 106,507    327,973
  *Fortune Oil P.L.C........................................ 115,186     15,815
   French Connection Group P.L.C............................  18,083      7,046
   Fresnillo P.L.C..........................................   4,140    128,528
   G4S P.L.C................................................ 249,405  1,049,650
   Galliford Try P.L.C......................................  15,744    187,768
  *Gem Diamonds, Ltd........................................  22,136     60,386
   Genus P.L.C..............................................  11,662    274,721
   GKN P.L.C................................................ 294,985    992,161
   GlaxoSmithKline P.L.C. Sponsored ADR.....................  22,100    992,290
   Go-Ahead Group P.L.C.....................................   6,307    132,333
   Greencore Group P.L.C.................................... 118,608    174,176
   Greene King P.L.C........................................  50,527    484,781
   Greggs P.L.C.............................................  20,903    158,083
   Halfords Group P.L.C.....................................  42,888    239,724
   Halma P.L.C..............................................  56,059    373,639
   Hansard Global P.L.C.....................................   3,608      5,017
  *Hardy Oil & Gas P.L.C....................................  11,545     24,172
   Hargreaves Lansdown P.L.C................................  12,626    150,683
   Hays P.L.C...............................................  99,275    130,899
   Headlam Group P.L.C......................................   8,095     41,793
   Helical Bar P.L.C........................................  19,925     62,046
   Henderson Group P.L.C.................................... 203,613    385,414
  *Heritage Oil P.L.C.......................................  20,575     64,364
  *hibu P.L.C............................................... 588,557      3,515
   Hikma Pharmaceuticals P.L.C..............................  26,506    316,572
   Hill & Smith Holdings P.L.C..............................  15,225     91,554
   Hiscox, Ltd..............................................  87,095    671,576

                                     1203

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
   Hochschild Mining P.L.C................................    26,850 $  214,665
   Hogg Robinson Group P.L.C..............................     5,845      4,626
   Home Retail Group P.L.C................................   142,628    263,318
   Homeserve P.L.C........................................    43,862    156,437
   Howden Joinery Group P.L.C.............................    68,123    187,290
   HSBC Holdings P.L.C....................................   341,216  3,364,173
   HSBC Holdings P.L.C. Sponsored ADR.....................   187,245  9,242,413
   Hunting P.L.C..........................................    22,884    277,184
   Huntsworth P.L.C.......................................    53,480     40,424
   Hyder Consulting P.L.C.................................     2,420     15,428
   ICAP P.L.C.............................................   100,833    530,488
   IG Group Holdings P.L.C................................    39,073    275,139
  *Imagination Technologies Group P.L.C...................    28,730    212,254
   IMI P.L.C..............................................    39,971    617,150
   Imperial Tobacco Group P.L.C...........................    45,625  1,725,524
   Inchcape P.L.C.........................................    96,157    625,356
   Informa P.L.C..........................................   130,798    846,661
   Inmarsat P.L.C.........................................    66,511    609,333
  *Innovation Group P.L.C.................................   127,273     45,262
   InterContinental Hotels Group P.L.C. ADR...............    13,160    323,999
  *International Consolidated Airlines Group
    SA (B5282K0)..........................................    10,448     27,503
  *International Consolidated Airlines Group
    SA (B5M6XQ7)..........................................   218,787    570,363
  *International Ferro Metals, Ltd........................    99,556     22,121
   Interserve P.L.C.......................................    29,922    188,506
   Intertek Group P.L.C...................................     6,743    307,363
   Invensys P.L.C.........................................    62,931    232,043
   Investec P.L.C.........................................   123,589    728,823
  *IP Group P.L.C.........................................    44,726     85,326
   ITE Group P.L.C........................................    13,684     42,690
   ITV P.L.C..............................................   527,914    739,092
   James Fisher & Sons P.L.C..............................     7,969    100,594
   Jardine Lloyd Thompson Group P.L.C.....................     9,264    111,358
   JD Sports Fashion P.L.C................................     5,059     62,048
   JD Wetherspoon P.L.C...................................    23,870    193,418
  *JKX Oil & Gas P.L.C....................................    20,803     26,915
   John Menzies P.L.C.....................................    16,607    162,512
   John Wood Group P.L.C..................................    72,013    989,802
   Johnson Matthey P.L.C..................................    22,528    819,765
   Jupiter Fund Management P.L.C..........................    41,133    174,032
   Kazakhmys P.L.C........................................    30,544    350,441
   KCOM Group P.L.C.......................................    56,484     69,302
   Keller Group P.L.C.....................................     8,903     87,331
   Kier Group P.L.C.......................................     5,704    118,661
   Kingfisher P.L.C.......................................   409,408  1,916,868
  *Kofax P.L.C............................................    12,460     56,775
   Ladbrokes P.L.C........................................   106,544    308,597
   Laird P.L.C............................................    63,232    215,107
   Lamprell P.L.C.........................................    32,596     39,032
   Lancashire Holdings, Ltd...............................    38,207    532,798
   Laura Ashley Holdings P.L.C............................    51,893     22,156
   Lavendon Group P.L.C...................................    44,236    100,801
   Legal & General Group P.L.C............................ 1,002,504  2,173,168
  *Lloyds Banking Group P.L.C............................. 1,149,808    757,158
  *Lloyds Banking Group P.L.C. Sponsored ADR..............   367,069    961,721
   London Stock Exchange Group P.L.C......................    31,289    493,702
  #Lonmin P.L.C...........................................    19,787    164,192
   Lookers P.L.C..........................................    38,466     47,149
   Low & Bonar P.L.C......................................    44,867     39,246
   Man Group P.L.C........................................   258,929    329,041
   Management Consulting Group P.L.C......................    25,041     10,021
   Marks & Spencer Group P.L.C............................   188,033  1,196,765

                                     1204

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
   Marshalls P.L.C........................................    34,860 $   50,458
   Marston's P.L.C........................................   132,282    261,984
  *McBride P.L.C..........................................    42,318     93,597
  *McBride P.L.C. Redeemable B Shares..................... 1,269,540      2,049
   Mears Group P.L.C......................................    16,241     77,120
   Mecom Group P.L.C......................................     4,221      5,305
   Meggitt P.L.C..........................................   140,002    873,207
   Melrose P.L.C..........................................   220,647    859,498
   Michael Page International P.L.C.......................    20,330    118,655
   Micro Focus International P.L.C........................     5,027     46,631
   Millennium & Copthorne Hotels P.L.C....................    35,630    289,127
  *Mitchells & Butlers P.L.C..............................    47,161    249,543
   Mitie Group P.L.C......................................    74,055    348,917
   Mondi P.L.C............................................    82,612    910,674
   Moneysupermarket.com Group P.L.C.......................    76,979    166,715
   Morgan Crucible Co. P.L.C..............................    62,908    257,024
   Morgan Sindall Group P.L.C.............................     7,261     77,548
   Mothercare P.L.C.......................................    19,114     85,762
   N Brown Group P.L.C....................................    29,289    159,096
   National Express Group P.L.C...........................    77,018    211,847
   National Grid P.L.C....................................     3,445     39,289
   National Grid P.L.C. Sponsored ADR.....................    15,882    905,433
   New World Resources P.L.C. Series A....................     3,300     13,672
   Next P.L.C.............................................    12,985    748,543
   Northgate P.L.C........................................    22,554     92,184
   Novae Group P.L.C......................................    10,009     60,140
  *Ocado Group P.L.C......................................    25,424     27,240
   Old Mutual P.L.C.......................................   629,589  1,752,447
   Oxford Instruments P.L.C...............................     5,840    126,729
   Pace P.L.C.............................................    58,128    174,505
   PayPoint P.L.C.........................................     4,568     56,752
   Pearson P.L.C..........................................     3,121     62,754
   Pearson P.L.C. Sponsored ADR...........................    66,750  1,341,675
  *Pendragon P.L.C........................................   223,487     50,492
   Pennon Group P.L.C.....................................    40,643    470,803
   Persimmon P.L.C........................................    68,615    882,864
  *Petra Diamonds, Ltd....................................    24,450     39,367
   Petrofac, Ltd..........................................     9,303    241,527
   Petropavlovsk P.L.C....................................    37,581    245,372
   Phoenix Group Holdings P.L.C...........................     1,268     10,116
   Phoenix IT Group, Ltd..................................     2,221      6,193
   Photo-Me International P.L.C...........................    39,461     31,893
   Premier Farnell P.L.C..................................    42,543    113,840
  *Premier Foods P.L.C....................................    53,326     92,030
  *Premier Oil P.L.C......................................    93,318    529,115
   Provident Financial P.L.C..............................     8,011    177,563
   Prudential P.L.C.......................................   133,912  1,839,108
   Prudential P.L.C. ADR..................................    39,541  1,086,587
  *Punch Taverns P.L.C....................................   158,338     16,582
  *PV Crystalox Solar P.L.C...............................    38,917      4,631
   PZ Cussons P.L.C.......................................    23,540    128,734
   Qinetiq Group P.L.C....................................   141,445    450,501
  *Quintain Estates & Development P.L.C...................    59,057     51,068
   Randgold Resources, Ltd................................     1,838    219,712
  *Raven Russia, Ltd......................................    23,171     24,323
   Reckitt Benckiser Group P.L.C..........................    10,751    651,346
  *Redrow P.L.C...........................................    58,976    150,407
   Reed Elsevier P.L.C. ADR...............................     6,110    238,718
   Regus P.L.C............................................   126,840    205,665
   Renishaw P.L.C.........................................     5,546    158,127
   Rentokil Initial P.L.C.................................   241,412    343,641

                                     1205

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           Shares     Value++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
   Resolution, Ltd.......................................   328,089 $ 1,156,732
   Restaurant Group P.L.C................................    26,063     157,921
   Rexam P.L.C...........................................   188,817   1,363,382
   Ricardo P.L.C.........................................    11,315      66,054
   Rightmove P.L.C.......................................    10,807     281,349
   Rio Tinto P.L.C.......................................    18,769     937,639
  #Rio Tinto P.L.C. Sponsored ADR........................    39,232   1,960,815
   RM P.L.C..............................................    12,287      16,011
   Robert Walters P.L.C..................................    18,804      60,565
  *Rolls-Royce Holdings P.L.C............................   117,120   1,618,539
  *Rolls-Royce Holdings P.L.C. Series C.................. 8,901,120      14,364
   Rotork P.L.C..........................................     6,805     250,708
  *Royal Bank of Scotland Group P.L.C....................   102,482     457,596
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR.....    11,901     106,395
   Royal Dutch Shell P.L.C. ADR..........................   185,909  13,130,753
   Royal Dutch Shell P.L.C. Series A.....................     3,748     128,605
   Royal Dutch Shell P.L.C. Series B.....................    59,695   2,111,573
   RPC Group P.L.C.......................................    36,380     248,956
   RPS Group P.L.C.......................................    57,716     218,926
   RSA Insurance Group P.L.C.............................   768,468   1,394,892
   SABMiller P.L.C.......................................    30,600   1,313,303
   Safestore Holdings P.L.C..............................    22,232      39,160
   Sage Group P.L.C......................................   228,723   1,148,778
   Sainsbury (J.) P.L.C..................................   170,874     979,734
  *Salamander Energy P.L.C...............................    48,262     150,010
   Savills P.L.C.........................................    30,035     196,290
   Schroders P.L.C.......................................    20,241     499,454
   Schroders P.L.C. Non-Voting...........................     9,829     196,269
   SDL P.L.C.............................................    20,333     174,284
   Senior P.L.C..........................................   105,537     331,675
   Serco Group P.L.C.....................................    35,217     322,367
   Severfield-Rowen P.L.C................................    16,707      38,026
   Severn Trent P.L.C....................................    18,370     476,433
   Shanks Group P.L.C....................................    87,744     116,073
   Shire P.L.C. ADR......................................     3,900     329,121
   SIG P.L.C.............................................   117,656     199,321
  #Smith & Nephew P.L.C. Sponsored ADR...................     6,600     349,602
   Smiths Group P.L.C....................................    26,800     457,929
   Smiths News P.L.C.....................................    40,578     101,801
  *SOCO International P.L.C..............................    48,134     263,004
  *Southern Cross Healthcare Group P.L.C.................    27,892          --
   Spectris P.L.C........................................    17,304     484,674
   Speedy Hire P.L.C.....................................    86,930      45,293
   Spirax-Sarco Engineering P.L.C........................     9,387     293,895
   Spirent Communications P.L.C..........................    84,310     196,860
   Spirit Pub Co. P.L.C..................................   158,338     154,778
  *Sports Direct International P.L.C.....................    38,350     247,128
   SSE P.L.C.............................................    56,599   1,323,817
   St. Ives Group P.L.C..................................     9,000      14,893
   St. James's Place P.L.C...............................    31,254     200,685
   St. Modwen Properties P.L.C...........................    38,644     125,937
   Stagecoach Group P.L.C................................    58,891     261,178
   Standard Chartered P.L.C..............................   170,094   4,027,270
   Standard Life P.L.C...................................   397,367   1,876,310
   Sthree P.L.C..........................................    10,289      50,029
  *SuperGroup P.L.C......................................     5,121      55,297
   Synergy Health P.L.C..................................    14,501     217,477
   TalkTalk Telecom Group P.L.C..........................    79,276     243,327
  *Talvivaara Mining Co. P.L.C...........................    19,546      41,179
   Tate & Lyle P.L.C.....................................    66,559     780,141
   Taylor Wimpey P.L.C...................................   767,384     758,461

                                     1206

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         Shares     Value++
                                                         ------- --------------
UNITED KINGDOM -- (Continued)
   Telecity Group P.L.C.................................  21,324 $      310,622
   Telecom Plus P.L.C...................................   5,150         70,667
   TESCO P.L.C.......................................... 522,999      2,706,244
  *Thomas Cook Group P.L.C.............................. 118,795         39,358
   Topps Tiles P.L.C....................................  17,420         13,259
  *Travis Perkins P.L.C.................................  51,763        904,559
  *Trinity Mirror P.L.C.................................  56,180         55,015
   TT electronics P.L.C.................................  33,119         66,931
   TUI Travel P.L.C..................................... 105,022        426,108
   Tullett Prebon P.L.C.................................  58,399        258,176
   Tullow Oil P.L.C.....................................  28,875        656,010
   UBM P.L.C............................................  37,493        423,857
   Ultra Electronics Holdings P.L.C.....................   6,518        178,361
   Unilever P.L.C.......................................     294         10,967
   Unilever P.L.C. Sponsored ADR........................  10,600        395,274
   Unite Group P.L.C....................................  30,144        138,013
   United Drug P.L.C....................................  68,807        250,824
   United Utilities Group P.L.C.........................  53,529        585,255
   United Utilities Group P.L.C. ADR....................     154          3,326
  *Vectura Group P.L.C..................................  49,345         69,313
   Vedanta Resources P.L.C..............................  21,377        392,785
   Victrex P.L.C........................................   5,665        130,581
   Vitec Group P.L.C. (The).............................   9,565        109,964
   Vodafone Group P.L.C.................................  13,189         35,817
   Vodafone Group P.L.C. Sponsored ADR.................. 343,133      9,340,080
   Volex P.L.C..........................................   1,054          2,768
   Weir Group P.L.C. (The)..............................  28,894        814,282
   WH Smith P.LC........................................  15,166        152,192
   Whitbread P.L.C......................................  30,915      1,174,874
   William Hill P.L.C................................... 142,336        777,722
   William Morrison Supermarkets P.L.C.................. 275,095      1,191,102
  *Wincanton P.L.C......................................  14,780         16,179
  *Wolfson Microelectronics P.L.C.......................  35,460        119,239
   Wolseley P.L.C.......................................  50,810      2,227,393
   Wolseley P.L.C. ADR..................................   1,000          4,350
   WPP P.L.C............................................     641          8,285
   WPP P.L.C. Sponsored ADR.............................  20,117      1,300,363
   WS Atkins P.L.C......................................  10,816        124,728
  *Xchanging P.L.C......................................  53,555         95,749
   Xstrata P.L.C........................................ 176,940      2,802,995
   Yule Catto & Co. P.L.C...............................  33,145         78,691
                                                                 --------------
TOTAL UNITED KINGDOM....................................            192,265,610
                                                                 --------------
UNITED STATES -- (0.0%)
  *Minera Andes Acquisition Corp........................  18,000         87,049
                                                                 --------------
TOTAL COMMON STOCKS.....................................          1,219,678,669
                                                                 --------------
PREFERRED STOCKS -- (1.2%)
BRAZIL -- (1.1%)
   AES Tiete SA.........................................   7,800         88,598
   Alpargatas SA........................................  12,320         93,292
   Banco ABC Brasil SA..................................  10,650         60,511
   Banco Bradesco SA Sponsored ADR...................... 137,903      2,159,561
   Banco Daycoval SA....................................  11,200         58,397
   Banco do Estado do Rio Grande do Sul SA..............  29,650        234,304
   Banco Industrial e Comercial SA......................  10,100         33,119
   Banco Panamericano SA................................  27,000         61,948
   Banco Pine SA........................................     456          3,188
   Braskem SA Preferred Series A........................  14,800         97,790
   Braskem SA Sponsored ADR.............................   7,677        100,415
   Centrais Eletricas Brasilerias SA....................   4,000         31,806

                                     1207

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
BRAZIL -- (Continued)
   Centrais Eletricas de Santa Catarina SA.................   2,600 $    38,058
   Cia Brasileira de Distribuicao Grupo Pao de Acucar SA... 2,800 128,485 Cia Brasileira de Distribuicao Grupo Pao de Acucar SA
     Series A Sponsored ADR................................  13,040     609,490
   Cia de Bebidas das Americas SA ADR......................  10,500     428,295
   Cia de Gas de Sao Paulo SA Preferred Series A...........   2,800      73,686
  *Cia de Tecidos Norte de Minas - Coteminas SA............  11,500      15,854
   Cia de Transmissao de Energia Eletrica Paulista SA
     Series A..............................................   2,600      41,668
   Cia Energetica de Minas Gerais SA.......................   5,328      63,740
   Cia Energetica de Minas Gerais SA Sponsored ADR.........  10,140     121,579
   Cia Energetica de Sao Paulo SA Preferred Series B.......  12,900     115,913
   Cia Energetica do Ceara SA Preferred Series A...........   5,000      90,224
   Cia Ferro Ligas da Bahia - Ferbasa......................  11,500      56,451
   Cia Paranaense de Energia SA Sponsored ADR Series A.....   7,845     115,792
   Contax Participacoes SA.................................   6,800      80,252
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA..  14,146     112,343
   Eucatex SA Industria e Comercio SA......................   4,600      18,209
   Gerdau SA...............................................   8,687      75,918
   Gerdau SA Sponsored ADR.................................  96,183     845,449
  *Gol Linhas Aereas Inteligentes SA.......................   9,600      47,975
  *Inepar SA Industria e Construcoes.......................  14,900      14,085
   Itau Unibanco Holding SA................................  58,500     855,444
   Itau Unibanco Holding SA ADR............................  25,232     367,883
   Klabin SA............................................... 103,100     605,590
  *Kroton Educacional SA...................................     198         499
   Lojas Americanas SA.....................................  25,928     217,019
   Marcopolo SA............................................  45,300     265,637
   Oi SA...................................................   4,430      17,754
   Parana Banco SA.........................................  12,000      79,998
   Petroleo Brasileiro SA ADR.............................. 126,710   2,601,356
   Randon Participacoes SA.................................  26,400     139,601
   Saraiva SA Livreiros Editores...........................   5,100      63,353
   Suzano Papel e Celulose SA..............................  35,625      92,612
   Telefonica Brasil SA ADR................................  12,260     269,965
   Ultrapar Participacoes SA Sponsored ADR.................  33,012     687,640
   Unipar Participacoes SA Preferred Series B.............. 143,600      28,988
   Usinas Siderurgicas de Minas Gerais SA Perferred
     Series A..............................................  72,005     347,785
   Vale SA Sponsored ADR................................... 104,605   1,860,923
                                                                    -----------
TOTAL BRAZIL...............................................          14,618,442
                                                                    -----------
CHILE -- (0.0%)
  *Embotelladora Andina SA Preferred Series B..............  17,884     113,050
   Sociedad Quimica y Minera de Chile SA Sponsored ADR.....     800      46,280
                                                                    -----------
TOTAL CHILE................................................             159,330
                                                                    -----------
COLOMBIA -- (0.0%)
   Grupo Aval Acciones y Valores...........................  15,000      10,645
                                                                    -----------
GERMANY -- (0.1%)..........................................
   Porsche Automobil Holding SE............................  12,175     811,510
                                                                    -----------
MALAYSIA -- (0.0%)
  *TA Global Berhad........................................ 152,220      12,235
                                                                    -----------
TOTAL PREFERRED STOCKS.....................................          15,612,162
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Yancoal Australia, Ltd. Contigent Value Rights..........  11,151      27,769
                                                                    -----------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR..............................  13,597          18
  *Elia System Operator SA STRIP VVPR......................     222          29

                                     1208

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                     Shares       Value++
                                                    ---------- --------------
BELGIUM -- (Continued)
  *Nyrstar NV STRIP VVPR...........................     10,920 $           14
  *Tessenderlo Chemie NV STRIP VVPR................        822             37
                                                               --------------
TOTAL BELGIUM......................................                        98
                                                               --------------
BRAZIL -- (0.0%)
  *OSX Brasil SA Rights 11/26/12...................        690              7
  *Viver Incorporadora e Construtora SA Rights
    11/05/12.......................................      6,773            667
                                                               --------------
TOTAL BRAZIL.......................................                       674
                                                               --------------
HONG KONG -- (0.0%)
  *Esprit Holdings, Ltd. Rights 11/19/12...........    152,094         40,820
                                                               --------------
MALAYSIA -- (0.0%)
  *Malayan Flour Mills Berhad Warrants 05/09/17....      1,900            218
  *RCE Capital Berhad Rights 11/19/12..............    172,200             --
                                                               --------------
TOTAL MALAYSIA.....................................                       218
                                                               --------------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights.....................    147,517            684
                                                               --------------
SINGAPORE -- (0.0%)
  *Sinarmas Land, Ltd. Warrants 11/18/15...........     83,112         10,220
  *Transcu Group, Ltd. Warrants 09/01/13...........     27,000             22
                                                               --------------
TOTAL SINGAPORE....................................                    10,242
                                                               --------------
SOUTH AFRICA -- (0.0%)
  *Capitec Bank Holdings, Ltd. Rights 11/09/12.....      1,062          3,914
                                                               --------------
SOUTH KOREA -- (0.0%)
  *Lotte Non-Life Insurance Co., Ltd. Rights
    12/04/12.......................................        839            627
                                                               --------------
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Tradeable
    Coupons........................................         13             --
  *Banco Santander SA Tradeable Coupons............          1             --
                                                               --------------
TOTAL SPAIN........................................                        --
                                                               --------------
THAILAND -- (0.0%)
  *Sahaviriya Steel Industries PCL (Foreign)
    Rights 11/30/12................................     74,184             --
                                                               --------------
TOTAL RIGHTS/WARRANTS..............................                    85,046
                                                               --------------

                                                     Shares/
                                                      Face
                                                     Amount
                                                      (000)       Value+
                                                    ---------- --------------
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@DFA Short Term Investment Fund.................  4,407,952     51,000,000
   @Repurchase Agreement, Deutsche Bank
       Securities, Inc. 0.35%, 11/01/12
       (Collateralized by FNMA 4.000%, 05/01/42 &
       5.000%, 01/01/39, valued at $337,443) to be
       repurchased at $330,829..................... $      331        330,826
                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL................                51,330,826
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,172,510,011)............................            $1,286,706,703
                                                               ==============

                                     1209

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                          Shares      Value+
                                                         --------- ------------
COMMON STOCKS -- (95.0%)
Consumer Discretionary -- (18.8%)
  *1-800-FLOWERS.COM, Inc. Class A......................    47,037 $    170,744
   A.H. Belo Corp. Class A..............................     2,236       11,180
 #*ALCO Stores, Inc.....................................       700        6,944
  #American Greetings Corp. Class A.....................    62,335    1,070,292
  *America's Car-Mart, Inc..............................     1,104       46,213
  *Arctic Cat, Inc......................................    18,032      654,021
  *Ascent Capital Group, Inc. Class A...................     8,564      509,130
  #Autoliv, Inc.........................................     9,404      541,670
  *Ballantyne Strong, Inc...............................    16,433       66,225
 #*Barnes & Noble, Inc..................................    26,500      446,260
   Bassett Furniture Industries, Inc....................     2,900       33,263
 #*Beasley Broadcast Group, Inc. Class A................     9,471       46,029
 #*Beazer Homes USA, Inc................................    12,516      206,389
   bebe stores, Inc.....................................    24,465       99,083
   Belo Corp. Class A...................................    58,727      439,278
  #Best Buy Co., Inc....................................   197,800    3,008,538
   Big 5 Sporting Goods Corp............................     8,301       74,128
  *Biglari Holdings, Inc................................     1,657      585,932
  *Bluegreen Corp.......................................    13,073       77,523
   Bob Evans Farms, Inc.................................    52,387    1,994,373
   Bon-Ton Stores, Inc. (The)...........................     2,986       36,668
 #*Books-A-Million, Inc.................................    16,487       48,637
 #*Boyd Gaming Corp.....................................    25,600      157,952
   Brown Shoe Co., Inc..................................    74,697    1,178,719
  *Build-A-Bear Workshop, Inc...........................    26,974       96,837
 #*Cabela's, Inc........................................    53,051    2,377,215
  *Cache, Inc...........................................    19,581       53,848
   Callaway Golf Co.....................................   128,624      702,287
  *Cambium Learning Group, Inc..........................    37,733       34,337
   Canterbury Park Holding Corp.........................     2,755       27,688
  #Carnival Corp........................................   489,649   18,547,904
   Carriage Services, Inc...............................    20,916      222,337
  *Casual Male Retail Group, Inc........................    12,931       49,914
  *Cavco Industries, Inc................................     6,960      336,446
   CBS Corp. Class A....................................    28,712      933,140
   CBS Corp. Class B....................................   276,866    8,970,458
   Christopher & Banks Corp.............................    58,754      183,312
   Churchill Downs, Inc.................................     8,167      533,550
  *Coast Distribution System, Inc. (The)................       547        1,078
   Comcast Corp. Class A................................ 3,570,978  133,947,385
   Comcast Corp. Special Class A........................ 1,432,185   52,188,821
 #*Conn's, Inc..........................................    25,450      644,648
   Core-Mark Holding Co., Inc...........................    24,059    1,151,704
 #*Corinthian Colleges, Inc.............................    29,915       81,668
   CSS Industries, Inc..................................    13,050      262,305
   Culp, Inc............................................    10,036      126,855
  *Cybex International, Inc.............................    29,063       71,786
  #D.R. Horton, Inc.....................................   208,125    4,362,300
  *dELiA*s, Inc.........................................    22,143       29,229
  *Delta Apparel, Inc...................................     7,832      118,576
   Destination Maternity Corp...........................     2,583       48,974
  #Dillard's, Inc. Class A..............................   120,300    9,263,100
  *Discovery Communications, Inc. Class B...............     3,762      227,262
  *Discovery Communications, Inc. Class C...............     5,089      278,775
  *Dixie Group, Inc. (The)..............................    11,800       46,728
 #*Dorman Products, Inc.................................    20,712      632,752
   Dover Downs Gaming & Entertainment, Inc..............     5,935       14,125
  *Dover Motorsports, Inc...............................    15,098       22,345

                                     1210

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
 #*DreamWorks Animation SKG, Inc. Class A..................  46,429 $   945,759
  *E.W. Scripps Co. Class A (The)..........................  41,061     435,657
 #*Education Management Corp...............................  14,803      47,074
   Educational Development Corp............................   1,679       6,649
   Escalade, Inc...........................................     377       1,960
  *Exide Technologies......................................  12,523      38,195
  *Federal-Mogul Corp......................................  38,585     290,931
  *Fisher Communications, Inc..............................   9,042     228,220
 #*Flanigan's Enterprises, Inc.............................     865       6,340
   Flexsteel Industries, Inc...............................   2,068      41,629
   Foot Locker, Inc........................................ 120,973   4,052,595
   Fred's, Inc. Class A....................................  45,730     619,641
   Frisch's Restaurants, Inc...............................     600      10,728
  *Fuel Systems Solutions, Inc.............................   9,636     156,778
  *Full House Resorts, Inc.................................   2,574       8,108
  *Gaiam, Inc. Class A.....................................   5,988      19,701
  #GameStop Corp. Class A.................................. 104,752   2,391,488
   Gaming Partners International Corp......................     800       5,000
  #Gannett Co., Inc........................................ 119,639   2,021,899
 #*General Motors Co....................................... 674,707  17,205,028
  *Genesco, Inc............................................   6,456     369,929
  *G-III Apparel Group, Ltd................................   1,807      66,787
  *Gray Television, Inc....................................   5,550      11,821
  #Group 1 Automotive, Inc.................................  57,936   3,592,611
  *Hallwood Group, Inc. (The)..............................     296       1,909
   Harte-Hanks, Inc........................................  12,006      66,873
  *Hastings Entertainment, Inc.............................     400         800
   Haverty Furniture Cos., Inc.............................  33,479     502,520
  *Helen of Troy, Ltd......................................  64,389   1,945,836
 #*hhgregg, Inc............................................  36,388     219,784
  *Hollywood Media Corp....................................  19,037      25,319
   Hooker Furniture Corp...................................  14,814     202,063
   Hot Topic, Inc..........................................   4,456      38,322
  *Hyatt Hotels Corp. Class A..............................  12,101     441,686
 #*Iconix Brand Group, Inc.................................  95,618   1,769,889
   International Speedway Corp. Class A....................  24,844     633,522
  *Isle of Capri Casinos, Inc..............................  15,434      93,839
  #J.C. Penney Co., Inc.................................... 206,990   4,969,830
  #JAKKS Pacific, Inc......................................  13,103     169,160
   Jarden Corp............................................. 108,050   5,380,890
  *Johnson Outdoors, Inc. Class A..........................  15,588     304,122
   Jones Group, Inc. (The)................................. 103,143   1,218,119
  *Journal Communications, Inc. Class A....................  77,674     435,751
   KB Home.................................................  30,800     492,184
  *Kid Brands, Inc.........................................  10,476      18,962
 #*K-Swiss, Inc. Class A...................................   1,039       2,369
  *Lakeland Industries, Inc................................  11,757      71,718
  *La-Z-Boy, Inc...........................................  58,432     947,767
  *LeapFrog Enterprises, Inc...............................   2,499      22,091
 #*Lee Enterprises, Inc....................................  38,128      56,429
  #Lennar Corp. Class A.................................... 224,100   8,397,027
   Lennar Corp. Class B Voting.............................   7,868     223,294
  *Liberty Interactive Corp. Class A....................... 882,463  17,649,260
  *Liberty Interactive Corp. Class B.......................  35,706     698,766
  *Liberty Media Corp. - Liberty Capital Class A...........  96,382  10,763,010
  *Liberty Media Corp. - Liberty Capital Class B...........   7,622     832,322
  *Liberty Ventures Series A...............................  38,401   2,185,401
  *Liberty Ventures Series B...............................   1,785      93,677
   Lifetime Brands, Inc....................................  16,635     184,648
   Lithia Motors, Inc. Class A.............................  34,933   1,194,709
 #*Live Nation Entertainment, Inc.......................... 145,347   1,329,925

                                     1211

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
   Lowe's Cos., Inc......................................   188,546 $ 6,105,119
  *Luby's, Inc...........................................    44,483     284,246
  *M/I Homes, Inc........................................    37,930     843,942
   Mac-Gray Corp.........................................    13,366     173,758
   Macy's, Inc...........................................     2,016      76,749
  *Madison Square Garden Co. Class A (The)...............    29,558   1,216,607
   Marcus Corp...........................................    28,765     313,538
  *MarineMax, Inc........................................    25,977     213,791
  *Martha Stewart Living Omnimedia Class A...............    12,239      35,371
 #*McClatchy Co. Class A (The)...........................    58,519     166,779
   MDC Holdings, Inc.....................................    18,400     703,616
 #*Media General, Inc. Class A...........................    25,196     105,823
   Men's Wearhouse, Inc. (The)...........................    52,860   1,733,279
  #Meredith Corp.........................................    32,676   1,093,666
  *Meritage Homes Corp...................................    28,156   1,041,209
  *MGM Resorts International.............................   251,100   2,588,841
  *Mohawk Industries, Inc................................    98,740   8,241,828
  *Monarch Casino & Resort, Inc..........................     2,661      24,268
 #*Motorcar Parts of America, Inc........................    11,374      53,458
   Movado Group, Inc.....................................    36,900   1,169,361
  *MTR Gaming Group, Inc.................................    24,536      85,631
  *Multimedia Games Holding Co., Inc.....................    26,639     423,560
   NACCO Industries, Inc. Class A........................     6,123     310,069
  *Nautilus, Inc.........................................     1,532       4,305
  *Navarre Corp..........................................       336         568
  *New Frontier Media, Inc...............................    20,483      41,376
  *New York & Co., Inc...................................     7,626      25,700
  #News Corp. Class A.................................... 1,631,529  39,026,174
   News Corp. Class B....................................   621,962  15,150,994
  *Office Depot, Inc.....................................    39,945      99,064
   OfficeMax, Inc........................................    32,198     236,655
 #*Orchard Supply Hardware Stores Corp. Class A..........     5,557      69,018
  *Orient-Express Hotels, Ltd. Class A...................    78,398     919,609
   Outdoor Channel Holdings, Inc.........................    35,808     259,966
 #*Pacific Sunwear of California, Inc....................    48,428      82,328
 #*Penn National Gaming, Inc.............................    63,446   2,565,122
   Penske Automotive Group, Inc..........................    43,845   1,341,657
   Pep Boys--Manny, Moe & Jack (The).....................    69,700     696,303
  *Perfumania Holdings, Inc..............................       541       3,078
  *Perry Ellis International, Inc........................    23,892     493,131
  *Pinnacle Entertainment, Inc...........................    71,930     917,827
  *PulteGroup, Inc.......................................   143,221   2,483,452
   PVH Corp..............................................    31,964   3,515,720
  *Quiksilver, Inc.......................................    74,010     236,832
 #*Radio One, Inc. Class D...............................    14,255      12,117
  #RadioShack Corp.......................................    90,200     202,048
  *Red Lion Hotels Corp..................................    18,401     121,263
  *Red Robin Gourmet Burgers, Inc........................    31,175   1,041,245
   Regis Corp............................................    65,192   1,086,099
   Rent-A-Center, Inc....................................    78,435   2,614,239
  *Rick's Cabaret International, Inc.....................    13,375     109,809
  *Rocky Brands, Inc.....................................    10,329     124,051
   Royal Caribbean Cruises, Ltd..........................   322,500  10,858,575
   *Ruby Tuesday, Inc....................................    64,362     464,694
 #*Ryman Hospitality Properties..........................    45,753   1,784,825
  *Saga Communications, Inc. Class A.....................     6,520     276,578
 #*Saks, Inc.............................................   105,202   1,081,477
   Salem Communications Corp. Class A....................    12,746      75,966
   Scholastic Corp.......................................    34,600   1,141,454
  *Scientific Games Corp. Class A........................    41,635     342,656
  *Sears Canada, Inc.....................................    48,227     524,131

                                     1212

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
 #*Sears Holdings Corp..................................   112,601 $  7,056,705
   Service Corp. International..........................   277,569    3,897,069
   Shiloh Industries, Inc...............................    24,793      282,144
   Shoe Carnival, Inc...................................    33,450      782,061
  *Skechers U.S.A., Inc. Class A........................    49,610      823,526
   Spartan Motors, Inc..................................    24,675      115,972
   Speedway Motorsports, Inc............................    52,382      853,827
  *Sport Chalet, Inc. Class A...........................       875        1,278
  *Sport Chalet, Inc. Class B...........................       299          499
   Stage Stores, Inc....................................    60,550    1,483,475
   Standard Motor Products, Inc.........................    37,342      701,283
  *Stanley Furniture Co., Inc...........................    16,198       75,321
  #Staples, Inc.........................................   497,525    5,729,000
  *Stein Mart, Inc......................................    25,015      196,618
  *Steinway Musical Instruments, Inc....................    14,858      358,672
  #Stewart Enterprises, Inc. Class A....................    85,569      664,871
   Strattec Security Corp...............................     5,556      126,232
   Superior Industries International, Inc...............    44,353      757,993
   Superior Uniform Group, Inc..........................     8,978      105,312
  *Systemax, Inc........................................    11,951      130,744
  *Tandy Brands Accessories, Inc........................     7,878       11,896
   Tandy Leather Factory, Inc...........................       500        2,650
   Time Warner Cable, Inc...............................   693,942   68,776,592
   Time Warner, Inc..................................... 1,534,860   66,689,667
  *Toll Brothers, Inc...................................   203,299    6,710,900
  *Trans World Entertainment Corp.......................     5,781       19,655
  *Tuesday Morning Corp.................................    60,500      361,185
  *Unifi, Inc...........................................    43,422      609,211
  #Vail Resorts, Inc....................................    11,600      658,648
  *VOXX International Corp..............................    37,868      235,539
   Walt Disney Co. (The)................................    26,220    1,286,615
  #Washington Post Co. Class B (The)....................     5,780    1,927,688
   Wendy's Co. (The)....................................   244,750    1,045,082
  *West Marine, Inc.....................................    27,355      282,851
  *Wet Seal, Inc. Class A (The).........................    17,331       49,567
   Whirlpool Corp.......................................    30,049    2,935,186
  *WMS Industries, Inc..................................    41,662      684,507
   Wyndham Worldwide Corp...............................   262,116   13,210,646
  *Zale Corp............................................     2,242       16,098
                                                                   ------------
Total Consumer Discretionary............................            650,948,601
                                                                   ------------
Consumer Staples -- (7.6%)
   Alico, Inc...........................................       960       30,134
  *Alliance One International, Inc......................    44,074      133,985
   Andersons, Inc. (The)................................    18,233      716,192
   Archer-Daniels-Midland Co............................   813,476   21,833,696
   B&G Foods, Inc.......................................     4,883      147,808
   Beam, Inc............................................   131,553    7,309,085
   Bunge, Ltd...........................................   121,368    8,620,769
   CCA Industries, Inc..................................     8,323       36,205
  *Central Garden & Pet Co..............................    32,000      354,560
  *Central Garden & Pet Co. Class A.....................    60,653      683,559
  *Chiquita Brands International, Inc...................    63,990      461,368
  *Constellation Brands, Inc. Class A...................   249,042    8,801,144
  *Constellation Brands, Inc. Class B...................    12,715      451,001
  *Craft Brew Alliance, Inc.............................    11,669       88,451
  #CVS Caremark Corp.................................... 1,510,745   70,098,568
 #*Dole Food Co., Inc...................................    19,567      246,349
  *Farmer Bros. Co......................................    10,645      103,576
  #Fresh Del Monte Produce, Inc.........................    39,780    1,001,263
   Griffin Land & Nurseries, Inc........................     1,500       38,925

                                     1213

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Consumer Staples -- (Continued)
  *Hain Celestial Group, Inc. (The).....................    43,646 $  2,522,739
   Ingles Markets, Inc. Class A.........................    14,812      239,954
   Ingredion, Inc.......................................    62,117    3,817,711
   J.M. Smucker Co. (The)...............................   108,204    9,266,591
  *John B. Sanfilippo & Son, Inc........................     9,100      153,062
  *Kraft Foods Group, Inc...............................   693,699   31,549,431
  *Mannatech, Inc.......................................       717        3,485
   MGP Ingredients, Inc.................................     4,788       16,902
   Molson Coors Brewing Co. Class A.....................     1,908       83,189
  #Molson Coors Brewing Co. Class B.....................   190,750    8,228,955
   Mondelez International, Inc. Class A................. 2,081,099   55,232,367
   Nash Finch Co........................................     3,714       71,420
  *Nutraceutical International Corp.....................    17,801      282,324
   Oil-Dri Corp. of America.............................     5,047      113,053
  *Omega Protein Corp...................................    27,752      180,666
  *Pantry, Inc. (The)...................................    26,158      346,986
  *Physicians Formula Holdings, Inc.....................    15,201       74,333
  *Post Holdings, Inc...................................    52,917    1,669,531
  *Prestige Brands Holdings, Inc........................   111,489    1,938,794
  *Ralcorp Holdings, Inc................................    52,833    3,814,014
  #Safeway, Inc.........................................   157,807    2,573,832
  #Sanderson Farms, Inc.................................    16,100      729,169
  *Seneca Foods Corp. Class A...........................     6,301      180,114
  *Seneca Foods Corp. Class B...........................       300        8,550
  *Smart Balance, Inc...................................    76,099      905,578
 #*Smithfield Foods, Inc................................   185,173    3,790,491
   Snyders-Lance, Inc...................................    13,134      332,816
   Spartan Stores, Inc..................................    39,175      562,553
  *Spectrum Brands Holdings, Inc........................    46,130    2,098,454
  #SUPERVALU, Inc.......................................   149,746      465,710
  *Susser Holdings Corp.................................    12,360      444,218
  *TreeHouse Foods, Inc.................................    16,925      906,334
   Tyson Foods, Inc. Class A............................   405,030    6,808,554
  #Universal Corp.......................................    22,890    1,134,428
   Weis Markets, Inc....................................    11,602      477,538
                                                                   ------------
Total Consumer Staples..................................            262,180,484
                                                                   ------------
Energy -- (15.4%)
   Adams Resources & Energy, Inc........................     6,758      205,578
   Alon USA Energy, Inc.................................    33,484      439,645
   Anadarko Petroleum Corp..............................   845,068   58,149,129
   Apache Corp..........................................   292,215   24,180,791
 #*Approach Resources, Inc..............................     6,883      169,528
 #*Atwood Oceanics, Inc.................................     4,600      219,880
   Baker Hughes, Inc....................................     3,891      163,305
  *Barnwell Industries, Inc.............................     8,038       26,847
  #Berry Petroleum Co. Class A..........................     8,108      312,239
 #*Bill Barrett Corp....................................    51,500    1,179,865
   Bolt Technology Corp.................................     9,574      137,866
   Bristow Group, Inc...................................    42,400    2,116,608
   Cabot Oil & Gas Corp.................................       284       13,342
  *Cal Dive International, Inc..........................    55,437       69,851
  #Chesapeake Energy Corp...............................   624,655   12,655,510
   Chevron Corp.........................................   613,078   67,567,326
  *Cloud Peak Energy, Inc...............................    16,788      354,227
  *Comstock Resources, Inc..............................    32,421      555,048
   ConocoPhillips....................................... 1,766,829  102,211,058
  *Crimson Exploration, Inc.............................    35,050      126,881
   Crosstex Energy, Inc.................................    29,972      410,017
  *Dawson Geophysical Co................................    19,178      458,162
  #Delek US Holdings, Inc...............................    52,256    1,345,592

                                     1214

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Energy -- (Continued)
 #*Denbury Resources, Inc.................................. 289,460 $ 4,437,422
   Devon Energy Corp.......................................  42,463   2,471,771
  *Double Eagle Petroleum Co...............................   5,932      29,719
 #*Endeavour International Corp............................   3,044      22,099
   EOG Resources, Inc......................................   6,045     704,182
  *EPL Oil & Gas, Inc......................................  27,489     594,862
  #EXCO Resources, Inc.....................................   9,488      76,853
 #*Exterran Holdings, Inc..................................  79,513   1,588,670
  *Forest Oil Corp.........................................  93,816     711,125
 #*Green Plains Renewable Energy, Inc......................  28,557     220,746
   Gulf Island Fabrication, Inc............................  15,757     373,914
  *Gulfmark Offshore, Inc. Class A.........................  35,505   1,147,522
 #*Harvest Natural Resources, Inc..........................  45,263     395,146
 #*Helix Energy Solutions Group, Inc....................... 103,010   1,781,043
   Helmerich & Payne, Inc..................................  95,808   4,579,622
  *Hercules Offshore, Inc..................................  78,413     373,246
   Hess Corp............................................... 378,130  19,761,074
 .*HKN, Inc................................................  24,730      48,718
   HollyFrontier Corp......................................   7,105     274,466
 #*Hornbeck Offshore Services, Inc.........................  29,719   1,029,466
  *Key Energy Services, Inc................................  68,300     446,682
   Marathon Oil Corp....................................... 903,937  27,172,346
   Marathon Petroleum Corp................................. 451,968  24,826,602
  *Matrix Service Co.......................................   8,596      90,172
  *McDermott International, Inc............................  63,698     682,206
  *Mitcham Industries, Inc.................................   4,120      55,826
   Murphy Oil Corp......................................... 189,426  11,365,560
  *Nabors Industries, Ltd.................................. 276,982   3,736,487
   National Oilwell Varco, Inc............................. 250,948  18,494,868
  *Natural Gas Services Group, Inc.........................  15,930     252,650
  *Newpark Resources, Inc..................................  97,395     661,312
   Noble Corp..............................................  76,711   2,895,073
   Noble Energy, Inc.......................................  66,897   6,355,884
   Occidental Petroleum Corp...............................  29,242   2,308,948
  #Overseas Shipholding Group, Inc.........................   2,355       2,638
  *Parker Drilling Co...................................... 136,762     592,179
  #Patterson-UTI Energy, Inc............................... 152,325   2,464,618
  *PDC Energy, Inc.........................................  26,743     809,511
   Penn Virginia Corp......................................   7,265      32,838
  *PHI, Inc. Non-Voting....................................  21,843     683,467
  *PHI, Inc. Voting........................................   1,099      32,915
   Phillips 66............................................. 883,414  41,661,804
  *Pioneer Energy Services Corp............................  67,927     448,318
   Pioneer Natural Resources Co............................  88,400   9,339,460
  *Plains Exploration & Production Co...................... 162,430   5,792,254
  #QEP Resources, Inc......................................  33,043     958,247
  *REX American Resources Corp.............................   4,050      71,320
  *Rex Energy Corp.........................................  12,200     161,528
  *Rowan Cos. P.L.C. Class A............................... 121,858   3,864,117
  *SEACOR Holdings, Inc....................................  36,653   3,214,835
  *SemGroup Corp. Class A..................................   4,727     182,651
  #Ship Finance International, Ltd.........................  12,481     191,958
  *Superior Energy Services, Inc...........................  32,408     658,855
  *Swift Energy Co.........................................  57,500     960,825
   Teekay Corp.............................................  37,720   1,154,609
   Tesoro Corp............................................. 168,807   6,365,712
  *TETRA Technologies, Inc.................................  13,307      71,192
  *TGC Industries, Inc.....................................   1,702      12,527
   Tidewater, Inc..........................................  53,204   2,527,722
   Transocean, Ltd......................................... 274,265  12,531,168
  *Triangle Petroleum Corp.................................  21,479     137,251

                                     1215

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Energy -- (Continued)
  *Union Drilling, Inc..................................    23,405 $    151,898
  *Unit Corp............................................    57,000    2,299,950
 #*USEC, Inc............................................   152,791      103,210
   Valero Energy Corp...................................   658,099   19,150,681
  *Warren Resources, Inc................................       963        2,745
  *Weatherford International, Ltd.......................   282,083    3,187,538
   Western Refining, Inc................................    68,485    1,703,222
  *Whiting Petroleum Corp...............................    16,007      672,614
  *Willbros Group, Inc..................................    22,366      114,290
                                                                   ------------
Total Energy............................................            535,345,244
                                                                   ------------
Financials -- (15.9%)
   1st Source Corp......................................    41,894      930,466
  *1st United Bancorp, Inc..............................     1,769       10,632
   ACE, Ltd.............................................    46,348    3,645,270
  *Alexander & Baldwin, Inc.............................    66,838    1,933,623
  *Allegheny Corp.......................................     2,626      912,798
   Alliance Bancorp, Inc. of Pennsylvania...............       180        2,233
   Allied World Assurance Co. Holdings AG...............     8,435      677,330
   Allstate Corp. (The).................................   157,339    6,290,413
   Alterra Capital Holdings, Ltd........................    26,764      653,845
  *American Capital, Ltd................................   422,803    4,984,847
   American Equity Investment Life Holding Co...........    88,700    1,020,937
   American Financial Group, Inc........................   173,596    6,735,525
  *American Independence Corp...........................       866        4,313
  *American International Group, Inc....................     4,900      171,157
   American National Insurance Co.......................    37,287    2,724,188
  *American Safety Insurance Holdings, Ltd..............    15,149      255,412
 #*Ameris Bancorp.......................................    13,214      140,993
  *AmeriServ Financial, Inc.............................    33,075       96,910
  *Arch Capital Group, Ltd..............................     2,027       89,492
   Argo Group International Holdings, Ltd...............    38,796    1,334,582
   Aspen Insurance Holdings, Ltd........................   102,623    3,319,854
   Associated Banc-Corp.................................    31,434      405,184
   Assurant, Inc........................................    65,820    2,488,654
   Assured Guaranty, Ltd................................   122,989    1,708,317
   Astoria Financial Corp...............................    12,038      120,741
  *Atlantic Coast Financial Corp........................       379          760
  *AV Homes, Inc........................................    16,343      240,242
   Axis Capital Holdings, Ltd...........................       800       28,976
  #Baldwin & Lyons, Inc. Class A........................       300        7,110
   Baldwin & Lyons, Inc. Class B........................     6,856      166,944
  *Bancorp, Inc. (The)..................................       459        5,219
  *BancTrust Financial Group, Inc.......................    33,553       95,291
   Bank Mutual Corp.....................................    56,876      256,511
   Bank of America Corp................................. 6,406,476   59,708,356
   Bank of New York Mellon Corp. (The)..................   442,815   10,941,959
   BankFinancial Corp...................................    39,867      320,132
   Banner Corp..........................................     7,943      230,268
   BCB Bancorp, Inc.....................................     1,359       13,685
   Berkshire Hills Bancorp, Inc.........................    32,139      754,624
  *BofI Holding, Inc....................................     8,208      230,809
   Boston Private Financial Holdings, Inc...............       608        5,606
  *Capital Bank Financial Corp. Class A.................     1,367       23,964
 #*Capital City Bank Group, Inc.........................    16,844      170,967
   Capital One Financial Corp...........................   333,920   20,091,966
   Capital Southwest Corp...............................     7,189      774,615
   Cathay General Bancorp...............................    17,730      313,644
   Centerstate Banks, Inc...............................       747        6,476
   Century Bancorp, Inc. Class A........................       595       19,462
   CFS Bancorp, Inc.....................................    14,148       81,351

                                     1216

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
   Chemical Financial Corp...............................       394 $     9,267
  *Chicopee Bancorp, Inc.................................     1,000      14,990
  *CIT Group, Inc........................................    39,411   1,466,877
   Citigroup, Inc........................................ 2,115,722  79,106,846
  *Citizens Community Bancorp, Inc.......................    10,355      57,574
   CME Group, Inc........................................   414,385  23,176,553
   CNA Financial Corp....................................   285,034   8,374,299
  #CNO Financial Group, Inc..............................   301,264   2,886,109
   CoBiz Financial, Inc..................................     1,468      10,467
   Codorus Valley Bancorp, Inc...........................       121       1,847
  *Community West Bancshares.............................       400       1,108
 #*CompuCredit Holdings Corp.............................    19,218      73,605
  *Cowen Group, Inc. Class A.............................    29,912      75,976
   Donegal Group, Inc. Class A...........................    27,981     362,634
   Donegal Group, Inc. Class B...........................       300       5,407
  *E*Trade Financial Corp................................    89,699     749,884
   Eastern Insurance Holdings, Inc.......................    23,026     387,297
  *Eastern Virginia Bankshares, Inc......................       260       1,331
   EMC Insurance Group, Inc..............................    19,181     429,271
   Endurance Specialty Holdings, Ltd.....................    76,288   3,093,478
   Enterprise Financial Services Corp....................     3,235      45,290
   ESB Financial Corp....................................       360       4,856
   ESSA Bancorp, Inc.....................................     8,617      86,859
  #Evans Bancorp, Inc....................................     1,681      27,148
   Everest Re Group, Ltd.................................    34,913   3,877,089
  *Farmers Capital Bank Corp.............................       302       3,606
   FBL Financial Group, Inc. Class A.....................    24,660     841,646
   Federal Agricultural Mortgage Corp. Class A...........       177       4,105
   Federal Agricultural Mortgage Corp. Class C...........     9,200     259,164
  *Federated National Holding Co.........................    13,665      85,406
   Fidelity Bancorp, Inc.................................       400       8,836
   Fidelity National Financial, Inc. Class A.............    46,321     991,733
   Fidelity Southern Corp................................     6,983      68,365
   Fifth Third Bancorp...................................     9,458     137,425
  *First Acceptance Corp.................................    39,006      47,197
   First American Financial Corp.........................    61,982   1,410,090
   First Bancorp.........................................    14,448     150,982
  *First Bancshares, Inc.................................       400       2,250
   First Bancshares, Inc. (The)..........................       300       3,150
   First Busey Corp......................................     5,621      26,531
   First Business Financial Services, Inc................       482      11,876
  *First California Financial Group, Inc.................     3,631      24,509
   First Citizens BancShares, Inc. Class A...............     8,627   1,455,806
   First Commonwealth Financial Corp.....................    37,876     248,088
   First Community Bancshares, Inc.......................     1,216      18,216
   First Defiance Financial Corp.........................    11,998     212,365
  *First Federal of Northern Michigan Bancorp, Inc.......       900       4,248
   First Financial Holdings, Inc.........................    18,933     266,955
  *First Financial Northwest, Inc........................    25,471     201,221
  *First Financial Service Corp..........................       130         344
   First Interstate BancSystem, Inc......................     2,459      36,959
   First Merchants Corp..................................    38,531     566,791
   First Midwest Bancorp, Inc............................     7,168      88,668
   First Pactrust Bancorp, Inc...........................       536       6,303
  *First South Bancorp, Inc..............................     1,978      10,681
  *FirstCity Financial Corp..............................     5,872      47,504
   Flagstone Reinsurance Holdings SA.....................    45,783     404,722
  #Fox Chase Bancorp, Inc................................       351       5,462
  *Genworth Financial, Inc. Class A......................    34,964     208,385
  #German American Bancorp, Inc..........................     7,459     168,200
  *Gleacher & Co., Inc...................................    35,033      24,523

                                     1217

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
  *Global Indemnity P.L.C................................     7,702 $   170,830
   Goldman Sachs Group, Inc. (The).......................   143,685  17,585,607
   Great Southern Bancorp, Inc...........................     2,301      65,279
  *Guaranty Bancorp......................................    79,339     145,190
 #*Guaranty Federal Bancshares, Inc......................     1,684      11,956
  *Hallmark Financial Services, Inc......................    25,992     198,319
   Hampden Bancorp, Inc..................................     5,886      76,224
   Hanover Insurance Group, Inc. (The)...................    88,829   3,207,615
  *Harris & Harris Group, Inc............................     4,587      15,733
   Hartford Financial Services Group, Inc................   366,250   7,951,287
  #HCC Insurance Holdings, Inc...........................    17,700     630,828
   Heartland Financial USA, Inc..........................       565      16,215
  *Heritage Commerce Corp................................    14,483      95,443
   HF Financial Corp.....................................       400       5,112
  *Hilltop Holdings, Inc.................................    26,171     355,664
   Hingham Institution for Savings.......................       500      33,975
  *HMN Financial, Inc....................................     3,456      11,543
  *Home Bancorp, Inc.....................................       719      13,596
   Home Federal Bancorp, Inc.............................     9,720     111,002
   HopFed Bancorp, Inc...................................     6,781      53,231
   Horace Mann Educators Corp............................    58,206   1,118,137
   Horizon Bancorp.......................................       450      13,050
   Hudson City Bancorp, Inc..............................    28,191     239,201
  *ICG Group, Inc........................................     8,684      91,008
  *Imperial Holdings, Inc................................     2,882      10,145
   Independence Holding Co...............................    24,172     211,263
   Infinity Property & Casualty Corp.....................    15,800     902,338
   International Bancshares Corp.........................     2,167      39,331
  *Intervest Bancshares Corp. Class A....................     2,078       8,624
  *Investment Technology Group, Inc......................    32,540     274,638
  #Investors Title Co....................................     1,169      76,686
   Janus Capital Group, Inc..............................    24,840     211,140
   JPMorgan Chase & Co...................................   777,031  32,386,652
   Kemper Corp...........................................    76,602   2,374,662
   Kentucky First Federal Bancorp........................     2,800      22,960
   KeyCorp...............................................   526,210   4,430,688
   Lakeland Bancorp, Inc.................................     4,701      46,681
   Landmark Bancorp, Inc.................................     1,786      36,613
   Legg Mason, Inc.......................................   128,883   3,283,939
   Lincoln National Corp.................................   378,093   9,372,925
   LNB Bancorp, Inc......................................    13,395      79,968
   Loews Corp............................................   243,798  10,307,779
  *Louisiana Bancorp, Inc................................     5,606      91,770
  *Macatawa Bank Corp....................................    19,092      58,994
 #*Magyar Bancorp, Inc...................................       500       2,420
   Maiden Holdings, Ltd..................................    23,954     202,411
   MainSource Financial Group, Inc.......................    47,000     588,440
   Marlin Business Services Corp.........................    14,241     321,704
   MB Financial, Inc.....................................    19,678     398,676
 #*MBIA, Inc.............................................    82,267     814,443
 #*MBT Financial Corp....................................    23,185      66,773
   MCG Capital Corp......................................    29,676     138,290
   Meadowbrook Insurance Group, Inc......................    38,553     216,668
   Medallion Financial Corp..............................    16,525     206,728
  *Mercantile Bank Corp..................................     4,748      78,484
   Meta Financial Group, Inc.............................     1,083      25,732
   MetLife, Inc.......................................... 1,126,173  39,967,880
  *Metro Bancorp, Inc....................................    27,098     351,732
   *MetroCorp Bancshares, Inc............................     2,250      22,815
 #*MGIC Investment Corp..................................    72,733     125,101
   MicroFinancial, Inc...................................     5,900      46,492

                                     1218

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
   MidWestOne Financial Group, Inc.......................       474 $     9,575
   Montpelier Re Holdings, Ltd...........................    38,746     886,121
   Morgan Stanley........................................ 1,476,248  25,657,190
   MutualFirst Financial, Inc............................     2,300      27,968
  #NASDAQ OMX Group, Inc. (The)..........................    42,129   1,003,091
   National Western Life Insurance Co. Class A...........       900     126,333
  *Navigators Group, Inc. (The)..........................     4,219     223,945
  *New Century Bancorp, Inc..............................       600       3,210
   New Hampshire Thrift Bancshares, Inc..................     3,667      48,331
  *NewBridge Bancorp.....................................    11,513      49,621
  *Newport Bancorp, Inc..................................       700      11,693
  *NewStar Financial, Inc................................    41,166     514,575
  *North Valley Bancorp..................................       907      12,625
   Northeast Community Bancorp, Inc......................    18,190      98,590
   Northrim Bancorp, Inc.................................     6,358     143,246
   NYSE Euronext.........................................     8,639     213,902
   Old Republic International Corp.......................   357,183   3,528,968
 #*Old Second Bancorp, Inc...............................     4,874       6,824
   Oppenheimer Holdings, Inc. Class A....................     2,297      37,395
   Oriental Financial Group, Inc.........................    30,191     355,650
 #*Pacific Mercantile Bancorp............................    16,756     120,141
  *Park Sterling Corp....................................     3,854      19,270
   PartnerRe, Ltd........................................    52,224   4,230,144
   Peoples Bancorp of North Carolina.....................       250       2,500
   Peoples Bancorp, Inc..................................    17,708     377,180
   People's United Financial, Inc........................    68,700     826,461
 #*PHH Corp..............................................    92,304   1,920,846
  *Phoenix Cos, Inc. (The)...............................     4,308     129,843
  *Pinnacle Financial Partners, Inc......................    23,924     467,714
  *Piper Jaffray Cos., Inc...............................       312       8,377
   Platinum Underwriters Holdings, Ltd...................    18,979     842,668
  *Popular, Inc..........................................    56,536   1,092,841
  *Porter Bancorp, Inc...................................     1,737       2,536
   Premier Financial Bancorp, Inc........................     1,301      12,451
   Presidential Life Corp................................    33,374     466,569
  #Principal Financial Group, Inc........................   217,722   5,996,064
  #Protective Life Corp..................................    98,037   2,676,410
   Provident Financial Holdings, Inc.....................       544       8,035
   Provident Financial Services, Inc.....................    16,554     248,310
   Provident New York Bancorp............................    71,474     652,558
   Prudential Financial, Inc.............................   497,625  28,389,506
   Pulaski Financial Corp................................     4,550      38,948
  #Radian Group, Inc.....................................   161,945     759,522
   Regions Financial Corp................................ 1,304,230   8,503,580
   Reinsurance Group of America, Inc.....................   169,166   8,952,265
   Renasant Corp.........................................    42,102     775,098
  *Republic First Bancorp, Inc...........................     2,474       5,270
   Resource America, Inc. Class A........................    21,102     142,650
  *Riverview Bancorp, Inc................................    15,319      25,276
   Safety Insurance Group, Inc...........................    11,042     511,797
   Sandy Spring Bancorp, Inc.............................    10,125     193,590
  *Savannah Bancorp, Inc. (The)..........................     2,998      29,081
   SeaBright Holdings, Inc...............................    40,890     448,563
   Selective Insurance Group, Inc........................    45,200     835,748
   SI Financial Group, Inc...............................     5,444      59,884
   Simmons First National Corp. Class A..................     1,549      38,555
   Somerset Hills Bancorp................................     4,317      36,565
  *Southern First Bancshares, Inc........................     1,106      10,949
  *Southwest Bancorp, Inc................................    23,408     252,572
   State Auto Financial Corp.............................    56,823     917,123
   StellarOne Corp.......................................    28,368     389,209

                                     1219

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Financials -- (Continued)
  #Stewart Information Services Corp....................    12,271 $    286,160
  *Stratus Properties, Inc..............................     3,069       28,235
  *Suffolk Bancorp......................................       205        3,079
  *Sun Bancorp, Inc.....................................     4,075       12,592
   SunTrust Banks, Inc..................................   491,691   13,373,995
   Susquehanna Bancshares, Inc..........................    94,247      977,341
   Symetra Financial Corp...............................    23,030      275,208
   Synovus Financial Corp...............................   138,359      338,980
 #*Taylor Capital Group, Inc............................       826       15,430
   Teche Holding Co.....................................       600       24,048
   TF Financial Corp....................................       630       14,112
  *Timberland Bancorp, Inc..............................     2,500       15,500
  #TowneBank............................................     8,298      129,200
   Travelers Cos., Inc. (The)...........................    28,000    1,986,320
  *Tree.com, Inc........................................     5,635       81,426
   Umpqua Holdings Corp.................................    55,877      675,553
  #Unico American Corp..................................     1,900       21,641
   Union First Market Bankshares Corp...................    13,914      218,450
  *United Community Banks, Inc..........................     2,891       25,152
   United Financial Bancorp, Inc........................    11,124      170,976
   United Fire Group, Inc...............................    40,312      958,216
  *United Security Bancshares...........................       378        1,135
  *Unity Bancorp, Inc...................................     3,306       20,167
   Unum Group...........................................   517,445   10,493,785
  *Virginia Commerce Bancorp, Inc.......................    22,274      204,030
  *Waterstone Financial, Inc............................     1,300        7,020
   WesBanco, Inc........................................    31,131      684,882
   West Bancorporation, Inc.............................    13,957      152,271
   Westfield Financial, Inc.............................       895        6,525
   White River Capital, Inc.............................       300        6,788
  #Wintrust Financial Corp..............................    24,524      906,162
   WR Berkley Corp......................................     3,678      143,037
  *WSB Holdings, Inc....................................       100          570
   XL Group P.L.C.......................................   240,766    5,956,551
  *Yadkin Valley Financial Corp.........................    16,710       53,472
   Zions Bancorporation.................................    53,325    1,144,888
  *ZipRealty, Inc.......................................    10,028       26,474
                                                                   ------------
Total Financials........................................            551,358,550
                                                                   ------------
Health Care -- (9.1%)
  *Addus HomeCare Corp..................................     2,044       11,099
  #Aetna, Inc...........................................   503,313   21,994,778
  *Affymax, Inc.........................................     6,200      141,298
 #*Affymetrix, Inc......................................    61,586      195,228
  *Albany Molecular Research, Inc.......................    29,820      105,563
  *Alere, Inc...........................................    74,130    1,423,296
  *Allied Healthcare Products, Inc......................     1,000        2,730
  *Almost Family, Inc...................................     1,789       37,086
  *Alphatec Holdings, Inc...............................    17,739       30,511
 #*Amedisys, Inc........................................    12,879      142,184
  *AMN Healthcare Services, Inc.........................    15,078      149,574
  *Amsurg Corp..........................................    30,743      876,790
   Analogic Corp........................................     5,606      412,938
  *AngioDynamics, Inc...................................    53,413      573,121
  *Anika Therapeutics, Inc..............................    20,716      232,226
   Arrhythmia Research Technology, Inc..................     1,200        2,964
   Assisted Living Concepts, Inc. Class A...............    33,042      261,362
  *Astex Pharmaceuticals, Inc...........................       200          476
  *BioClinica, Inc......................................     9,810       61,509
  *BioScrip, Inc........................................    36,570      336,810
  *Boston Scientific Corp............................... 1,204,199    6,189,583

                                     1220

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Health Care -- (Continued)
  *Cambrex Corp.........................................    43,567 $    526,289
   Cantel Medical Corp..................................     5,040      131,090
  *Capital Senior Living Corp...........................    58,814      945,729
  *CardioNet, Inc.......................................     5,628       13,676
  *CareFusion Corp......................................   207,163    5,502,249
 #*Celldex Therapeutics, Inc............................     4,759       26,222
   Cigna Corp...........................................    42,954    2,190,654
 #*Community Health Systems, Inc........................   105,314    2,887,710
   CONMED Corp..........................................    43,239    1,195,991
   Cooper Cos., Inc. (The)..............................    50,100    4,808,598
   Coventry Health Care, Inc............................   141,956    6,194,960
  *Cross Country Healthcare, Inc........................    36,190      159,236
   CryoLife, Inc........................................    17,502      108,337
  *Cumberland Pharmaceuticals, Inc......................    26,419      155,080
  *Cutera, Inc..........................................    23,864      176,832
  *Cynosure, Inc. Class A...............................     8,077      212,748
  #Daxor Corp...........................................       545        4,409
  *Digirad Corp.........................................    29,411       63,234
  *Dynacq Healthcare, Inc...............................       909            9
  *Endo Health Solutions, Inc...........................    54,588    1,564,492
  *Enzo Biochem, Inc....................................    50,065      100,130
  *Enzon Pharmaceuticals, Inc...........................     2,309       15,170
  *Exactech, Inc........................................     3,390       56,613
  *Five Star Quality Care, Inc..........................    28,953      152,293
  *Forest Laboratories, Inc.............................    82,171    2,769,984
  *Gentiva Health Services, Inc.........................    26,039      244,767
  *Greatbatch, Inc......................................    41,672      915,951
  *Hanger, Inc..........................................     2,200       55,770
  *Harvard Bioscience, Inc..............................    32,625      131,152
  *Health Net, Inc......................................    25,498      548,717
  *Healthways, Inc......................................    31,930      310,679
  *Hologic, Inc.........................................   305,036    6,289,842
 #*Horizon Pharma, Inc..................................     1,574        4,061
   Humana, Inc..........................................   236,814   17,588,176
   Invacare Corp........................................    24,528      334,807
   Kewaunee Scientific Corp.............................     1,631       18,398
  *Kindred Healthcare, Inc..............................    50,544      495,331
  *Lannet Co., Inc......................................     3,649       16,092
  *LCA-Vision, Inc......................................     1,000        3,820
   LeMaitre Vascular, Inc...............................     5,100       30,600
 #*Life Technologies Corp...............................    94,990    4,645,961
  *LifePoint Hospitals, Inc.............................    82,208    2,905,231
  *Magellan Health Services, Inc........................     9,739      488,411
   Maxygen, Inc.........................................    43,805      106,884
  *MedAssets, Inc.......................................    44,682      792,212
 .*MedCath Corp.........................................    29,240       40,059
  *Medical Action Industries, Inc.......................    24,809       73,187
 #*MediciNova, Inc......................................       225          477
  *Misonix, Inc.........................................     4,083       18,047
  *Molina Healthcare, Inc...............................    24,941      625,271
  *Myrexis, Inc.........................................    14,306       34,334
   National Healthcare Corp.............................     7,274      346,388
  *Natus Medical, Inc...................................     7,661       86,569
   Omnicare, Inc........................................   197,388    6,815,808
  *Omnicell, Inc........................................    26,113      380,728
  *Palomar Medical Technologies, Inc....................     6,712       57,925
  *PDI, Inc.............................................    14,979      102,606
   PerkinElmer, Inc.....................................    76,500    2,366,145
   Pfizer, Inc.......................................... 5,208,907  129,545,517
  *PharMerica Corp......................................    11,664      142,534
  *Repligen Corp........................................    21,271      108,482

                                     1221

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Health Care -- (Continued)
  *RTI Biologics, Inc.....................................  80,268 $    325,888
  *Select Medical Holdings Corp...........................  51,009      540,185
  *Skilled Healthcare Group, Inc. Class A.................  12,180       94,639
  *Solta Medical, Inc.....................................   6,017       17,750
  *Sucampo Pharmaceuticals, Inc. Class A..................   7,965       39,745
  *Sun Healthcare Group, Inc..............................   8,903       75,319
  *SunLink Health Systems, Inc............................   1,750        1,838
  *SurModics, Inc.........................................   5,593      100,562
  *Symmetry Medical, Inc..................................  78,674      720,654
   Teleflex, Inc..........................................  37,423    2,542,893
  *Theragenics Corp.......................................  21,383       32,716
   Thermo Fisher Scientific, Inc.......................... 499,520   30,500,691
 #*TranS1, Inc............................................   6,097       16,767
  *Triple-S Management Corp. Class B......................  21,673      390,981
   UnitedHealth Group, Inc................................  45,732    2,560,992
  *Universal American Corp................................  85,628      774,077
 #*VCA Antech, Inc........................................  49,047      960,340
  *ViroPharma, Inc........................................ 103,479    2,612,845
  *WellCare Health Plans, Inc.............................   9,700      461,720
   WellPoint, Inc......................................... 504,640   30,924,339
 #*Wright Medical Group, Inc..............................  38,748      787,359
   Young Innovations, Inc.................................   2,165       73,935
                                                                   ------------
Total Health Care.........................................          314,370,035
                                                                   ------------
Industrials -- (13.5%)
  *A.T. Cross Co. Class A.................................  18,022      170,668
   AAR Corp...............................................  32,906      496,552
   ABM Industries, Inc....................................  64,500    1,225,500
   Aceto Corp.............................................  37,486      375,610
   Acme United Corp.......................................   1,030       11,670
  #Actuant Corp. Class A..................................  44,986    1,270,405
  *Adept Technology, Inc..................................  21,309       85,236
  *ADT Corp. (The)........................................ 197,193    8,185,481
  *AECOM Technology Corp..................................  23,177      497,610
  *Aegion Corp............................................   5,916      109,269
  *AGCO Corp..............................................  58,973    2,683,861
  *Air Transport Services Group, Inc......................  17,784       68,468
   Aircastle, Ltd.........................................  41,608      463,097
   Alamo Group, Inc.......................................  22,951      768,858
  *Alaska Air Group, Inc..................................  52,626    2,012,418
   Albany International Corp. Class A.....................  20,551      451,505
  .*Allied Defense Group, Inc. (The)......................   2,645       14,151
   Amerco, Inc............................................  29,431    3,400,458
  *American Railcar Industries, Inc.......................  20,003      587,688
 #*American Superconductor Corp...........................     432        1,551
   Ampco-Pittsburgh Corp..................................   4,007       70,764
  *AMREP Corp.............................................     966        6,279
   Apogee Enterprises, Inc................................  36,374      740,938
   Argan, Inc.............................................      21          374
   Arkansas Best Corp.....................................  27,325      219,966
  *Ascent Solar Technologies, Inc.........................   7,857        6,403
 #*Asset Acceptance Capital Corp..........................   5,900       37,642
   Asta Funding, Inc......................................   8,975       84,185
  *Astec Industries, Inc..................................  22,925      660,240
 #*Atlas Air Worldwide Holdings, Inc......................  36,746    2,020,663
 #*Avis Budget Group, Inc.................................  94,608    1,563,870
   Baltic Trading, Ltd....................................   1,681        5,732
   Barnes Group, Inc......................................  36,400      832,832
   Barrett Business Services, Inc.........................  12,955      386,448
  *BlueLinx Holdings, Inc.................................  12,553       26,487
   Brady Corp. Class A....................................  44,400    1,365,744

                                     1222

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Industrials -- (Continued)
  #Briggs & Stratton Corp................................    45,533 $   899,277
  *Builders FirstSource, Inc.............................    12,182      67,123
  *CAI International, Inc................................    12,482     276,601
   Cascade Corp..........................................     5,840     379,542
  *Casella Waste Systems, Inc. Class A...................    14,362      65,778
 #*CBIZ, Inc.............................................    46,963     259,236
   CDI Corp..............................................    43,399     746,029
   CECO Environmental Corp...............................     3,291      29,125
   Celadon Group, Inc....................................    23,892     408,553
   Ceradyne, Inc.........................................    26,425     923,818
  *Champion Industries, Inc..............................       686         137
  #Chicago Rivet & Machine Co............................       700      12,908
   CIRCOR International, Inc.............................     6,338     218,598
  *CNH Global NV.........................................     6,958     311,718
  *Columbus McKinnon Corp................................    17,542     262,604
   Comfort Systems USA, Inc..............................    38,440     418,996
   CompX International, Inc..............................       500       7,015
  *Consolidated Graphics, Inc............................    12,008     354,356
   Corrections Corp. of America..........................     7,040     236,896
   Courier Corp..........................................     8,245      99,352
  #Covanta Holding Corp..................................    94,292   1,714,229
   *Covenant Transportation Group, Inc. Class A..........     7,080      32,851
   *CPI Aerostructures, Inc..............................     5,826      64,144
   *CRA International, Inc...............................     7,613     127,442
   CSX Corp.............................................. 1,242,950  25,443,186
   Curtiss-Wright Corp...................................    46,353   1,430,917
  *Dolan Co. (The).......................................    10,818      50,087
   Douglas Dynamics, Inc.................................    30,234     459,254
  *Ducommun, Inc.........................................    16,345     222,946
  *Dycom Industries, Inc.................................    37,387     532,391
   Eastern Co. (The).....................................    10,193     163,088
  #Eaton Corp............................................    24,778   1,170,017
   Ecology & Environment, Inc. Class A...................       900      11,043
   EMCOR Group, Inc......................................    25,273     812,780
   Encore Wire Corp......................................    19,966     616,151
  *Energy Recovery, Inc..................................     1,783       5,296
  *EnergySolutions, Inc..................................    21,233      60,726
 #*EnerSys, Inc..........................................    43,239   1,490,881
  *Engility Holdings, Inc................................     7,988     151,772
   Ennis, Inc............................................    48,483     741,790
  *EnPro Industries, Inc.................................    18,700     683,672
   ESCO Technologies, Inc................................    16,950     634,608
   Espey Manufacturing & Electronics Corp................     1,671      45,886
  *Esterline Technologies Corp...........................    44,968   2,598,701
  *Excel Maritime Carriers, Ltd..........................    37,958      15,866
   Exelis, Inc...........................................    25,093     277,529
  *Federal Signal Corp...................................    68,080     392,822
   FedEx Corp............................................   142,324  13,092,385
  *Flow International Corp...............................    27,022      89,713
  *Fortune Brands Home & Security, Inc...................   149,626   4,255,363
  *Franklin Covey Co.....................................     3,046      36,613
   FreightCar America, Inc...............................    11,505     221,471
  *Frozen Food Express Industries........................     8,986      15,815
 #*FTI Consulting, Inc...................................    16,180     420,033
  *Furmanite Corp........................................    31,044     156,772
   G & K Services, Inc. Class A..........................    29,714     958,276
   GATX Corp.............................................    65,445   2,713,350
 #*Genco Shipping & Trading, Ltd.........................     2,100       6,384
  *Gencor Industries, Inc................................     8,766      63,028
 #*General Cable Corp....................................    26,404     753,306
  *General Dynamics Corp.................................    28,674   1,952,126

                                     1223

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Industrials -- (Continued)
   General Electric Co.................................. 5,174,289 $108,970,526
   Geo Group, Inc. (The)................................    24,086      667,664
  *Gibraltar Industries, Inc............................    43,711      544,639
  *GP Strategies Corp...................................    18,583      357,723
  #Granite Construction, Inc............................    26,636      804,674
   Great Lakes Dredge & Dock Corp.......................    69,820      555,069
  *Greenbrier Cos., Inc.................................    21,793      379,416
  #Griffon Corp.........................................    67,323      683,328
   H&E Equipment Services, Inc..........................    59,629      907,553
   Hardinge, Inc........................................    19,132      198,590
   Harsco Corp..........................................    36,812      735,872
  *Hawaiian Holdings, Inc...............................    23,212      137,647
   Heidrick & Struggles International, Inc..............    18,234      215,891
 #*Hertz Global Holdings, Inc...........................   278,411    3,694,514
  *Hill International, Inc..............................    27,154       92,052
  *Hudson Global, Inc...................................    15,603       63,036
 #*Huntington Ingalls Industries, Inc...................    48,170    2,041,445
  *Hurco Cos., Inc......................................     8,210      188,666
  *Hyster-Yale Materials Handling, Inc..................     6,123      251,533
  *Hyster-Yale Materials Handling, Inc. Class B.........     6,123      251,533
  *ICF International, Inc...............................    31,660      580,961
   Ingersoll-Rand P.L.C.................................   250,943   11,801,849
   Insteel Industries, Inc..............................    16,378      189,985
   International Shipholding Corp.......................    12,152      203,181
   Intersections, Inc...................................    29,079      270,144
 #*JetBlue Airways Corp.................................   324,893    1,718,684
  *Kadant, Inc..........................................     6,383      155,043
   Kansas City Southern.................................    11,967      962,865
  *KAR Auction Services, Inc............................    18,100      362,000
   Kaydon Corp..........................................     6,284      140,510
   Kelly Services, Inc. Class A.........................    44,445      590,674
   Kennametal, Inc......................................     6,400      226,688
  *Key Technology, Inc..................................     3,199       27,895
   Kimball International, Inc. Class B..................    28,589      341,353
  *Korn/Ferry International.............................    30,127      403,401
   L.B. Foster Co. Class A..............................     3,502      115,601
   L.S. Starrett Co. Class A (The)......................     4,097       46,993
  #L-3 Communications Holdings, Inc.....................   100,470    7,414,686
   Lawson Products, Inc.................................    10,838       77,058
  *Layne Christensen Co.................................    34,461      768,136
  *LMI Aerospace, Inc...................................    14,655      294,272
   LSI Industries, Inc..................................    28,715      194,688
  *Lydall, Inc..........................................    18,720      241,675
  #Manpower, Inc........................................     1,358       51,523
   Marten Transport, Ltd................................    31,855      589,317
   Matson, Inc..........................................    62,316    1,324,215
   McGrath RentCorp.....................................    20,487      537,989
  *Metalico, Inc........................................    72,047      153,460
   Met-Pro Corp.........................................     2,998       27,222
  *MFRI, Inc............................................     8,900       48,950
  *Michael Baker Corp...................................       969       21,909
   Miller Industries, Inc...............................    19,874      305,066
  *Mobile Mini, Inc.....................................    54,461      948,711
  *Moog, Inc. Class A...................................    35,339    1,307,896
   Mueller Industries, Inc..............................    20,587      901,711
   Mueller Water Products, Inc. Class A.................   185,957      968,836
  *MYR Group, Inc.......................................       794       16,817
  *National Technical Systems, Inc......................    15,600      125,268
  *Navigant Consulting, Inc.............................    22,179      230,440
   NL Industries, Inc...................................    51,251      521,223
  *NN, Inc..............................................    16,796      139,071

                                     1224

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            Shares    Value+
                                                            ------- -----------
Industrials -- (Continued)
   Norfolk Southern Corp................................... 545,229 $33,449,799
  #Northrop Grumman Corp................................... 337,038  23,151,140
  *Northwest Pipe Co.......................................  10,675     245,311
  *Ocean Power Technologies, Inc...........................   8,400      20,832
  *On Assignment, Inc......................................  53,951   1,029,385
  *Orbital Sciences Corp...................................  36,476     488,778
  *Orion Energy Systems, Inc...............................   1,043       1,711
  *Orion Marine Group, Inc.................................     758       5,071
 #*Oshkosh Corp............................................  14,466     433,691
 #*Owens Corning, Inc...................................... 149,300   5,014,987
   P.A.M. Transportation Services, Inc.....................  19,428     193,309
  *Pentair, Inc............................................ 117,934   4,981,532
 #*PGT, Inc................................................     500       2,160
  *Pike Electric Corp......................................  16,826     153,285
 #*Portfolio Recovery Associates, Inc......................   9,401     983,815
  *Powell Industries, Inc..................................   5,907     234,980
  *PowerSecure International, Inc..........................   8,626      55,724
   Providence & Worcester Railroad Co......................     850      12,325
 #*Quad/Graphics, Inc......................................     799      14,646
   Quanex Building Products Corp...........................  19,678     389,034
  *Quanta Services, Inc.................................... 168,307   4,364,201
   Raytheon Co............................................. 133,501   7,550,817
  *RCM Technologies, Inc...................................  21,593     120,489
  *Real Goods Solar, Inc. Class A..........................   2,572       1,299
  #Regal-Beloit Corp.......................................  16,070   1,047,443
  *Republic Airways Holdings, Inc..........................  53,999     252,175
   Republic Services, Inc.................................. 429,755  12,183,554
   Resources Connection, Inc...............................  19,847     244,912
  *Roadrunner Transportation Systems, Inc..................     879      15,321
   Robbins & Myers, Inc....................................   8,889     526,940
  *Rush Enterprises, Inc. Class A..........................  33,446     635,474
  *Rush Enterprises, Inc. Class B..........................  18,522     321,727
   Ryder System, Inc.......................................  89,844   4,053,761
  *Saia, Inc...............................................  17,104     386,550
   Schawk, Inc.............................................  44,735     552,030
  *Seaboard Corp...........................................   1,812   4,133,770
   SeaCube Container Leasing, Ltd..........................     223       4,130
   SIFCO Industries, Inc...................................   6,623     110,935
  #Simpson Manufacturing Co., Inc..........................   2,609      79,470
   SkyWest, Inc............................................  46,706     511,431
  *SL Industries, Inc......................................     300       4,200
   Southwest Airlines Co................................... 645,761   5,695,612
  *Sparton Corp............................................   9,132     123,282
   SPX Corp................................................  11,003     754,696
   Standard Register Co. (The).............................  30,430      19,475
   Standex International Corp..............................  22,341   1,033,048
   Stanley Black & Decker, Inc............................. 154,919  10,735,887
   Steelcase, Inc. Class A.................................  55,469     555,245
  *Sterling Construction Co., Inc..........................  20,061     178,543
  *Supreme Industries, Inc. Class A........................   1,365       4,832
  *SYKES Enterprises, Inc..................................  20,092     273,653
   Sypris Solutions, Inc...................................   9,636      60,707
  #TAL International Group, Inc............................  22,054     752,924
  *Tecumseh Products Co. Class A...........................  11,200      56,336
  *Tecumseh Products Co. Class B...........................   1,400       7,280
  *Terex Corp..............................................  13,778     310,694
  *Tetra Tech, Inc.........................................  10,810     280,411
  *Titan Machinery, Inc....................................   7,257     171,628
  *TRC Cos., Inc...........................................  28,708     206,985
   Trinity Industries, Inc.................................  91,907   2,874,851
   Triumph Group, Inc......................................  57,456   3,758,772

                                     1225

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares     Value+
                                                           ------- ------------
Industrials -- (Continued)
  *Tufco Technologies, Inc................................     900 $      4,149
  *Tutor Perini Corp......................................  40,371      409,362
   Twin Disc, Inc.........................................   3,866       58,609
   Tyco International, Ltd................................ 394,386   10,597,152
  *Ultralife Corp.........................................  10,940       33,586
   UniFirst Corp..........................................  18,705    1,301,307
   Union Pacific Corp..................................... 444,064   54,633,194
   Universal Forest Products, Inc.........................  31,800    1,224,300
   URS Corp...............................................  84,698    2,835,689
  *USA Truck, Inc.........................................  15,105       43,049
  *Versar, Inc............................................   6,026       22,658
   Viad Corp..............................................  28,614      606,903
  *Virco Manufacturing Corp...............................  12,601       30,368
   VSE Corp...............................................     305        7,213
  *Waste Connections, Inc.................................   2,800       91,924
   Watts Water Technologies, Inc. Class A.................  53,615    2,156,931
 #*WESCO International, Inc...............................  11,687      758,253
  *Willdan Group, Inc.....................................   1,000        1,530
  *Willis Lease Finance Corp..............................   7,150      101,673
 #*XPO Logistics, Inc.....................................   4,427       60,783
                                                                   ------------
Total Industrials.........................................          469,455,970
                                                                   ------------
Information Technology -- (4.8%)
  *Accelrys, Inc..........................................  41,733      373,510
  #Activision Blizzard, Inc............................... 982,162   10,695,744
  *Acxiom Corp............................................   7,769      141,784
  *Advanced Energy Industries, Inc........................  48,663      574,710
  *Agilysys, Inc..........................................  17,299      141,333
  *Alpha & Omega Semiconductor, Ltd.......................   1,319       11,238
  *Amkor Technology, Inc..................................   9,870       42,638
 #*Amtech Systems, Inc....................................  10,600       34,132
  *ANADIGICS, Inc.........................................   2,092        3,054
  *Anaren, Inc............................................   9,602      173,124
  *AOL, Inc............................................... 105,592    3,624,973
 #*Arris Group, Inc....................................... 146,928    2,018,791
 #*Arrow Electronics, Inc................................. 182,170    6,417,849
   Astro-Med, Inc.........................................   2,897       23,842
  *ATMI, Inc..............................................  33,934      670,196
  *Aviat Networks, Inc....................................  46,325      105,621
  *Avid Technology, Inc...................................  17,366      101,938
  *Avnet, Inc............................................. 139,400    3,993,810
   AVX Corp............................................... 175,587    1,727,776
   Aware, Inc.............................................  22,140      134,833
  *AXT, Inc...............................................  25,915       83,187
   Bel Fuse, Inc. Class A.................................   4,174       63,862
   Bel Fuse, Inc. Class B.................................  18,986      314,408
  *Benchmark Electronics, Inc.............................  93,903    1,391,642
   Black Box Corp.........................................  26,530      581,538
  *Blucora, Inc...........................................  81,156    1,424,288
  *Brocade Communications Systems, Inc.................... 461,513    2,446,019
   Brooks Automation, Inc.................................  63,950      461,719
  *Bsquare Corp...........................................   4,665       13,762
  *BTU International, Inc.................................   1,600        3,120
 #*CACI International, Inc. Class A.......................  25,642    1,293,126
 #*Calix, Inc.............................................  20,031      133,206
  *Cascade Microtech, Inc.................................  24,071      126,373
  *Checkpoint Systems, Inc................................  21,800      177,016
  *CIBER, Inc.............................................  81,980      255,778
   Cohu, Inc..............................................  41,810      367,928
   Communications Systems, Inc............................  12,712      131,696
  #Computer Sciences Corp................................. 220,553    6,715,839

                                     1226

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares     Value+
                                                          --------- -----------
Information Technology -- (Continued)
   Comtech Telecommunications Corp.......................    17,877 $   449,964
   Concurrent Computer Corp..............................    13,740      71,860
   Convergys Corp........................................   197,364   3,317,689
  *CoreLogic, Inc........................................    96,545   2,297,771
   Corning, Inc.......................................... 1,298,385  15,256,024
  *Cray, Inc.............................................    12,866     156,579
   CSP, Inc..............................................     2,414      12,142
   CTS Corp..............................................    33,460     277,049
  *CyberOptics Corp......................................     9,134      68,505
  *Datalink Corp.........................................     1,412      11,494
  *Dataram Corp..........................................     7,544       4,376
  *Digi International, Inc...............................    42,904     404,156
  *Diodes, Inc...........................................     8,664     131,346
  *DSP Group, Inc........................................    49,501     272,255
  *Dynamics Research Corp................................    17,372     112,049
   EarthLink, Inc........................................    86,935     551,168
  *EchoStar Corp. Class A................................    23,551     747,980
  *Edgewater Technology, Inc.............................    13,603      47,338
   Electro Rent Corp.....................................    42,586     669,452
   Electro Scientific Industries, Inc....................    37,240     397,723
  *Electronics for Imaging, Inc..........................    58,881   1,022,174
 #*EMCORE Corp...........................................       744       3,460
  *Emulex Corp...........................................    68,369     475,848
  *Entropic Communications, Inc..........................    11,600      55,796
   EPIQ Systems, Inc.....................................    20,815     254,151
  *ePlus, Inc............................................     8,445     302,078
  *Euronet Worldwide, Inc................................    26,878     545,355
  *Exar Corp.............................................    59,230     506,416
 #*Fairchild Semiconductor International, Inc............   118,008   1,387,774
   Fidelity National Information Services, Inc...........   150,627   4,951,109
  *FormFactor, Inc.......................................    23,819     108,615
  *Frequency Electronics, Inc............................    16,953     142,236
  *Global Cash Access Holdings, Inc......................    32,796     231,212
 #*Globecomm Systems, Inc................................    34,871     378,350
  *GSE Systems, Inc......................................    17,638      31,572
  *GSI Group, Inc........................................     1,451      11,274
  *GSI Technology, Inc...................................     5,864      32,780
  *Hackett Group, Inc. (The).............................    54,740     212,939
  *Harmonic, Inc.........................................    26,825     116,420
  #Hewlett-Packard Co....................................    65,635     909,045
 #*Hutchinson Technology, Inc............................       643         900
  *I.D. Systems, Inc.....................................    17,291      90,778
   IAC/InterActiveCorp...................................   125,298   6,058,158
  *Identive Group, Inc...................................    19,075      22,890
  *Imation Corp..........................................    33,998     155,371
  *Ingram Micro, Inc. Class A............................   277,679   4,220,721
  *Insight Enterprises, Inc..............................    42,100     680,757
  *Integrated Device Technology, Inc.....................    70,084     381,257
  *Integrated Silicon Solution, Inc......................    51,460     439,983
  *Intermec, Inc.........................................    15,705     106,480
  *Internap Network Services Corp........................    35,546     243,490
 #*International Rectifier Corp..........................    79,000   1,223,710
  *Interphase Corp.......................................     2,999       6,418
   Intersil Corp. Class A................................   119,798     844,576
  *Intevac, Inc..........................................     8,654      43,270
  *IntriCon Corp.........................................     2,835      13,977
  *Itron, Inc............................................    14,842     609,413
  *IXYS Corp.............................................    11,466     109,156
  *Kemet Corp............................................     6,536      29,673
  *Key Tronic Corp.......................................    17,923     203,426
   Keynote Systems, Inc..................................    24,195     345,747

                                     1227

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                             Shares    Value+
                                                             ------- ----------
Information Technology -- (Continued)
 #*KIT Digital, Inc.........................................  28,934 $   80,437
  *Kulicke & Soffa Industries, Inc..........................  71,688    735,519
  *KVH Industries, Inc......................................     600      8,292
  *Lattice Semiconductor Corp...............................  36,888    143,125
  *LGL Group, Inc. (The)....................................     269      1,646
  *Limelight Networks, Inc..................................  35,344     74,576
  *LookSmart, Ltd...........................................  25,479     20,893
   Loral Space & Communications, Inc........................  26,050  2,049,093
  *LTX-Credence Corp........................................  14,158     78,860
   ManTech International Corp. Class A......................  21,353    490,478
   Marchex, Inc. Class B....................................  32,883    134,491
  *Measurement Specialties, Inc.............................   5,113    166,735
 #*MEMC Electronic Materials, Inc...........................  39,439     99,386
  *Mentor Graphics Corp.....................................  35,620    552,822
  *Mercury Computer Systems, Inc............................   8,133     66,650
   Methode Electronics, Inc.................................  37,682    381,342
  *Micron Technology, Inc................................... 758,908  4,117,076
   MKS Instruments, Inc.....................................  61,200  1,446,156
  *ModusLink Global Solutions, Inc..........................  68,955    202,038
  *Multi-Fineline Electronix, Inc...........................   1,598     33,782
  *NCI, Inc. Class A........................................     686      3,855
  *Newport Corp.............................................  72,548    784,969
  *Novatel Wireless, Inc....................................  18,279     30,160
  *Official Payments Holdings, Inc..........................   2,151     10,992
  *OmniVision Technologies, Inc.............................  12,800    183,040
  *Online Resources Corp....................................  18,720     53,914
  *Oplink Communications, Inc...............................  35,876    533,117
   Optical Cable Corp.......................................  10,793     45,546
  *PAR Technology Corp......................................  22,705    121,472
   PC Connection, Inc.......................................  41,156    423,495
  *PC Mall, Inc.............................................  10,772     68,510
   PC-Tel, Inc..............................................  36,106    235,411
  *Perceptron, Inc..........................................   6,669     35,212
  *Perficient, Inc..........................................     707      8,039
  *Performance Technologies, Inc............................  24,790     29,500
  *Pericom Semiconductor Corp...............................  41,261    318,948
  *Pervasive Software, Inc..................................  35,664    305,997
  *Photronics, Inc..........................................  69,687    340,769
  *Planar Systems, Inc......................................  11,933     15,752
  *Plexus Corp..............................................   4,712    126,800
  *PMC-Sierra, Inc.......................................... 146,588    686,032
 #*Power-One, Inc...........................................  20,527     82,724
  *Presstek, Inc............................................   7,000      3,465
  *Qualstar Corp............................................  12,400     17,236
  *Radisys Corp.............................................  18,198     51,682
  *RealNetworks, Inc........................................  33,702    255,124
  *Reis, Inc................................................  13,511    158,011
   RF Industries, Ltd.......................................   2,823     12,449
   Richardson Electronics, Ltd..............................  25,225    293,871
   Rimage Corp..............................................     159        951
  *Rofin-Sinar Technologies, Inc............................     199      3,624
  *Rosetta Stone, Inc.......................................   2,676     31,336
  *Rudolph Technologies, Inc................................  25,605    243,504
  *Sandisk Corp.............................................  13,097    546,931
  *Sanmina-SCI Corp.........................................  13,303    118,264
  *SeaChange International, Inc.............................  32,298    292,297
  *Sigma Designs, Inc.......................................  23,129    137,386
  *Smith Micro Software, Inc................................   3,626      4,532
  *SMTC Corp................................................   1,300      3,640
  *Spansion, Inc. Class A...................................  14,343    159,064
 #*SS&C Technologies Holdings, Inc..........................  25,793    619,806

                                     1228

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Information Technology -- (Continued)
  *StarTek, Inc.........................................    27,060 $     78,474
 #*SunPower Corp........................................     1,500        6,465
  *Supertex, Inc........................................    10,688      204,248
  *Support.com, Inc.....................................    25,400      117,856
  *Sycamore Networks, Inc...............................    44,477      257,077
  *Symmetricom, Inc.....................................    89,726      551,815
 #*SYNNEX Corp..........................................    57,400    1,859,186
  *Tech Data Corp.......................................    82,952    3,675,603
  *TechTarget, Inc......................................    23,606      112,837
  *TeleCommunication Systems, Inc. Class A..............    47,407      100,503
   Tellabs, Inc.........................................   241,591      705,446
   Telular Corp.........................................    24,938      249,131
   Tessco Technologies, Inc.............................    11,228      233,542
   Tessera Technologies, Inc............................    48,635      689,158
   TheStreet, Inc.......................................    36,857       59,708
  *TriQuint Semiconductor, Inc..........................    41,280      194,016
  *TSR, Inc.............................................       650        2,762
  *TTM Technologies, Inc................................    62,635      563,715
  *Ultra Clean Holdings.................................     4,755       22,016
   United Online, Inc...................................   121,790      652,794
  *UTStarcom Holdings Corp..............................     1,311        1,298
  *Vicon Industries, Inc................................     5,787       17,072
  *Video Display Corp...................................       600        2,136
  *Virtusa Corp.........................................    30,064      515,898
 #*Vishay Intertechnology, Inc..........................   228,349    1,890,730
  *Vishay Precision Group, Inc..........................     9,781      127,642
  *Web.com Group, Inc...................................    22,102      348,770
  *Westell Technologies, Inc. Class A...................    33,494       68,328
   Western Digital Corp.................................   212,781    7,283,494
  *WPCS International, Inc..............................     8,861        4,519
   Xerox Corp........................................... 1,791,473   11,537,086
  *XO Group, Inc........................................    12,200       98,210
   Xyratex, Ltd.........................................    28,253      233,652
  *Yahoo!, Inc.......................................... 1,048,770   17,629,824
  *Zygo Corp............................................    18,340      341,491
                                                                   ------------
Total Information Technology............................            168,478,404
                                                                   ------------
Materials -- (3.2%)
   A. Schulman, Inc.....................................    33,740      865,768
  *A.M. Castle & Co.....................................    38,646      469,549
   Alcoa, Inc........................................... 1,145,369    9,815,812
  *American Pacific Corp................................     7,647      101,093
   Ashland, Inc.........................................   112,560    8,008,644
  #Bemis Co., Inc.......................................    24,092      796,241
   Boise, Inc...........................................    68,104      571,393
   Buckeye Technologies, Inc............................    37,822      990,936
   Cabot Corp...........................................    46,280    1,654,973
  *Century Aluminum Co..................................    32,155      229,908
  *Chemtura Corp........................................    54,541      868,838
  *Clearwater Paper Corp................................     7,599      300,464
  *Coeur d'Alene Mines Corp.............................   133,765    4,134,676
   Commercial Metals Co.................................    85,208    1,172,462
  *Continental Materials Corp...........................       100        1,221
  *Core Molding Technologies, Inc.......................     2,988       20,976
   Cytec Industries, Inc................................    64,700    4,452,654
  #Domtar Corp..........................................    30,917    2,465,631
   Dow Chemical Co. (The)...............................    14,000      410,200
   Friedman Industries, Inc.............................    16,610      178,225
   Georgia Gulf Corp....................................    26,423      935,110
 #*Golden Minerals Co...................................     9,036       39,487
  *Graphic Packaging Holding Co.........................   154,000      911,680

                                     1229

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          Shares      Value+
                                                         --------- ------------
Materials -- (Continued)
   Haynes International, Inc............................     1,905 $     96,545
  *Headwaters, Inc......................................    23,663      170,137
  *Horsehead Holding Corp...............................    45,617      412,834
   Huntsman Corp........................................    50,242      755,640
   International Paper Co...............................   493,615   17,686,225
   Kaiser Aluminum Corp.................................    27,181    1,646,625
  *KapStone Paper & Packaging Corp......................    40,492      889,609
  *Landec Corp..........................................    37,056      400,946
  *Louisiana-Pacific Corp...............................   173,457    2,738,886
  *LyondellBasell Industries NV Class A.................   121,873    6,506,799
   Materion Corp........................................    17,760      372,072
   MeadWestvaco Corp....................................   188,451    5,595,110
  *Mercer International, Inc............................    19,608      137,060
  *Metals USA Holdings Corp.............................     9,196      134,078
   Minerals Technologies, Inc...........................    17,140    1,228,252
  *Mod-Pac Corp.........................................     1,501       10,072
   Myers Industries, Inc................................    65,520      971,662
   Neenah Paper, Inc....................................    13,402      347,112
  *Northern Technologies International Corp.............     3,035       33,719
   Nucor Corp...........................................    89,274    3,582,566
   Olin Corp............................................    45,661      947,009
   Olympic Steel, Inc...................................    10,414      187,452
  *OM Group, Inc........................................    42,299      855,709
   P.H. Glatfelter Co...................................    54,200      965,302
  *Penford Corp.........................................    26,922      207,299
   Reliance Steel & Aluminum Co.........................    93,801    5,097,146
   Rock-Tenn Co. Class A................................    26,305    1,925,263
  *RTI International Metals, Inc........................    50,032    1,140,229
   Schnitzer Steel Industries, Inc. Class A.............    21,397      610,028
   Sealed Air Corp......................................    45,299      734,750
  *Spartech Corp........................................    30,589      261,842
   Steel Dynamics, Inc..................................    94,919    1,200,725
 #*Stillwater Mining Co.................................    43,300      450,753
  *SunCoke Energy, Inc..................................    62,210      999,715
   Synalloy Corp........................................     5,144       70,833
 #*Texas Industries, Inc................................    33,762    1,456,155
   Tredegar Corp........................................    40,177      681,804
  *Universal Stainless & Alloy Products, Inc............     9,714      334,162
   Vulcan Materials Co..................................    58,246    2,677,569
   Wausau Paper Corp....................................    18,658      154,302
  #Westlake Chemical Corp...............................    84,076    6,394,821
   Worthington Industries, Inc..........................    47,320    1,023,058
 #*Zoltek Cos., Inc.....................................    44,090      302,016
                                                                   ------------
Total Materials.........................................            111,789,832
                                                                   ------------
Other -- (0.0%)
 .*Gerber Scientific, Inc. Escrow Shares................    47,409           --
 .*Petrocorp, Inc. Escrow Shares........................       900           54
 .*Price Communications Liquidation Trust...............    47,738           --
                                                                   ------------
Total Other.............................................                     54
                                                                   ------------
Telecommunication Services -- (6.4%)
   AT&T, Inc............................................ 4,065,906  140,639,689
   Atlantic Tele-Network, Inc...........................        84        3,481
  *Cbeyond, Inc.........................................     9,743       74,631
   CenturyLink, Inc.....................................   536,163   20,577,936
   Consolidated Communications Holdings, Inc............     1,781       27,498
  #Frontier Communications Corp.........................   696,949    3,289,599
  *General Communications, Inc. Class A.................    44,167      386,020
  *Iridium Communications, Inc..........................    14,157      104,620
 #*Leap Wireless International, Inc.....................     8,393       44,819

                                     1230

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       Shares        Value+
                                                     ----------- --------------
Telecommunication Services -- (Continued)
 #*MetroPCS Communications, Inc.....................     227,572 $    2,323,510
  *Neutral Tandem, Inc..............................       5,043         23,299
  *ORBCOMM, Inc.....................................      43,899        153,646
  *Premiere Global Services, Inc....................       1,201         10,208
   Primus Telecommunications Group, Inc.............       1,537         22,486
   Shenandoah Telecommunications Co.................       2,126         33,421
  *Sprint Nextel Corp...............................   3,629,981     20,110,095
   Telephone & Data Systems, Inc....................     154,629      3,845,623
  *United States Cellular Corp......................      33,568      1,241,680
   USA Mobility, Inc................................      30,823        340,594
   Verizon Communications, Inc......................     623,041     27,812,550
                                                                 --------------
Total Telecommunication Services....................                221,065,405
                                                                 --------------
Utilities -- (0.3%)
 #*Calpine Corp.....................................     147,764      2,600,646
  #Consolidated Water Co., Ltd......................       5,093         39,980
   Genie Energy, Ltd. Class B.......................       5,687         39,866
  *GenOn Energy, Inc................................     540,175      1,388,250
  #NRG Energy, Inc..................................     220,130      4,746,003
  #Ormat Technologies, Inc..........................      20,134        383,150
   SJW Corp.........................................       6,569        159,233
  *Synthesis Energy Systems, Inc....................       1,048          1,352
   UGI Corp.........................................       9,233        298,134
                                                                 --------------
Total Utilities.....................................                  9,656,614
                                                                 --------------
TOTAL COMMON STOCKS.................................              3,294,649,193
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc................................         107          7,526
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  *Capital Bank Financial Corp. Contingent Value
    Rights..........................................      29,890          6,576
 .*CVR Energy, Inc. Contingent Value Rights.........      44,674             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                      6,576
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................   8,034,380      8,034,380
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@DFA Short Term Investment Fund..................  14,435,138    167,014,544
   @Repurchase Agreement, JPMorgan Securities LLC
     0.30%, 11/01/12 (Collateralized by $454,029
     FNMA, rates ranging from 2.500% to 5.500%,
     maturities ranging from 10/01/22 to 07/01/42,
     valued at $455,396) to be repurchased at
     $440,798....................................... $       441        440,794
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                167,455,338
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,736,014,230).............................             $3,470,153,013
                                                                 ==============

                                     1231

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                Shares  Value+
                                                                ------ --------
COMMON STOCKS -- (93.0%)
Consumer Discretionary -- (14.5%)
  *1-800-FLOWERS.COM, Inc. Class A.............................   600  $  2,178
   A.H. Belo Corp. Class A.....................................   600     3,000
   Aaron's, Inc................................................ 1,900    58,577
   Abercrombie & Fitch Co. Class A.............................   400    12,232
   Advance Auto Parts, Inc.....................................   200    14,188
  *Aeropostale, Inc............................................ 1,075    12,846
  *AFC Enterprises, Inc........................................   300     7,596
  *Amazon.com, Inc.............................................   700   162,974
  *AMC Networks, Inc. Class A..................................   150     7,008
   American Eagle Outfitters, Inc.............................. 3,112    64,947
 #*American Public Education, Inc..............................   129     4,699
  *America's Car-Mart, Inc.....................................   400    16,744
  *ANN, Inc.................................................... 1,000    35,160
  *Apollo Group, Inc. Class A..................................   400     8,032
   Arbitron, Inc...............................................   300    10,908
  *Arctic Cat, Inc.............................................   300    10,881
  *Asbury Automotive Group, Inc................................   900    28,548
  *Ascena Retail Group, Inc.................................... 1,500    29,700
  *Ascent Capital Group, Inc. Class A..........................   200    11,890
  #Autoliv, Inc................................................   600    34,560
 #*AutoNation, Inc.............................................   300    13,320
  *Ballantyne Strong, Inc......................................   500     2,015
  *Barnes & Noble, Inc......................................... 1,100    18,524
 #*Beasley Broadcast Group, Inc. Class A.......................   300     1,458
 #*Beazer Homes USA, Inc.......................................   300     4,947
   bebe stores, Inc............................................ 1,700     6,885
  *Bed Bath & Beyond, Inc......................................   700    40,376
   Belo Corp. Class A.......................................... 2,400    17,952
   Best Buy Co., Inc........................................... 2,340    35,591
   Big 5 Sporting Goods Corp...................................   600     5,358
  *Big Lots, Inc...............................................   900    26,217
  *Biglari Holdings, Inc.......................................    50    17,681
  *Blue Nile, Inc..............................................    47     1,775
  *Bluegreen Corp..............................................   500     2,965
  #Blyth, Inc..................................................   550    12,562
   Bob Evans Farms, Inc........................................ 1,000    38,070
  *Body Central Corp...........................................   200     1,998
   Bon-Ton Stores, Inc. (The)..................................   300     3,684
  *Books-A-Million, Inc........................................   600     1,770
 #*BorgWarner, Inc.............................................   500    32,910
  *Bravo Brio Restaurant Group, Inc............................   181     2,389
 #*Bridgepoint Education, Inc..................................   900     9,000
   Brinker International, Inc..................................   525    16,170
   Brown Shoe Co., Inc......................................... 1,300    20,514
   Brunswick Corp..............................................   622    14,673
   Buckle, Inc. (The)..........................................   400    18,068
 #*Buffalo Wild Wings, Inc.....................................   400    30,380
  *Build-A-Bear Workshop, Inc..................................   500     1,795
  *Cabela's, Inc............................................... 1,300    58,253
  *Cache, Inc..................................................   600     1,650
   Callaway Golf Co............................................   980     5,351
  *Cambium Learning Group, Inc................................. 1,078       981
  *Career Education Corp....................................... 1,700     5,780
 #*CarMax, Inc................................................. 1,241    41,884
  *Carmike Cinemas, Inc........................................   300     4,086
   Carnival Corp............................................... 3,260   123,489
   Carriage Services, Inc......................................   700     7,441
  *Carrols Restaurant Group, Inc...............................   433     2,780

                                     1232

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               Shares  Value+
                                                               ------ --------
 Consumer Discretionary -- (Continued)
   *Carter's, Inc.............................................  1,000 $ 54,060
   *Casual Male Retail Group, Inc.............................    800    3,088
    Cato Corp. Class A (The)..................................    700   19,866
   *Cavco Industries, Inc.....................................    200    9,668
    CBS Corp. Class B.........................................  4,400  142,560
    CEC Entertainment, Inc....................................    300    9,300
   *Charter Communications, Inc. Class A......................    100    7,741
   #Cheesecake Factory, Inc. (The)............................  1,100   36,366
    Chico's FAS, Inc..........................................  2,100   39,060
    *Children's Place Retail Stores, Inc. (The)...............    500   29,215
    Choice Hotels International, Inc..........................    700   21,903
    Christopher & Banks Corp..................................    700    2,184
    Cinemark Holdings, Inc....................................  1,436   35,455
    Coach, Inc................................................    500   28,025
  #*Coinstar, Inc.............................................    758   35,581
   #Columbia Sportswear Co....................................    800   45,120
    Comcast Corp. Class A..................................... 11,509  431,703
    Comcast Corp. Special Class A.............................  4,700  171,268
   *Conn's, Inc...............................................    989   25,051
    Cooper Tire & Rubber Co...................................  1,440   28,987
    Core-Mark Holding Co., Inc................................    200    9,574
   *Corinthian Colleges, Inc..................................  1,155    3,153
    Cracker Barrel Old Country Store, Inc.....................    500   31,825
   *Crocs, Inc................................................  1,400   17,640
    CSS Industries, Inc.......................................    300    6,030
    CTC Media, Inc............................................  1,038    8,709
    Culp, Inc.................................................    500    6,320
   *Cumulus Media, Inc. Class A...............................    400      984
   *Cybex International, Inc..................................    500    1,235
    D.R. Horton, Inc..........................................  3,300   69,168
    Dana Holding Corp.........................................  4,036   53,114
    Darden Restaurants, Inc...................................    500   26,310
  #*Deckers Outdoor Corp......................................    400   11,452
   *Delta Apparel, Inc........................................    100    1,514
    Destination Maternity Corp................................    400    7,584
   #DeVry, Inc................................................    697   18,303
   #Dick's Sporting Goods, Inc................................    300   15,000
  #*Digital Generation, Inc...................................    600    5,580
    Dillard's, Inc. Class A...................................  1,400  107,800
   *DineEquity, Inc...........................................    300   18,810
   *DIRECTV...................................................  1,202   61,434
   *Discovery Communications, Inc. Class A....................    300   17,706
   *Discovery Communications, Inc. Class C....................    500   27,390
    DISH Network Corp. Class A................................    200    7,126
   *Dixie Group, Inc. (The)...................................    400    1,584
   *Dollar General Corp.......................................    200    9,724
   *Dollar Tree, Inc..........................................  1,200   47,844
    Domino's Pizza, Inc.......................................    600   24,372
   *Dorman Products, Inc......................................    800   24,440
  #*DreamWorks Animation SKG, Inc. Class A....................  1,100   22,407
   *Drew Industries, Inc......................................    407   12,890
   #DSW, Inc. Class A.........................................    400   25,036
   *E.W. Scripps Co. Class A (The)............................  1,151   12,212
  #*Education Management Corp.................................  1,100    3,498
    Einstein Noah Restaurant Group, Inc.......................    300    4,629
   *Entercom Communications Corp. Class A.....................    700    4,557
    Ethan Allen Interiors, Inc................................    800   23,528
   *Exide Technologies........................................  2,300    7,015
   #Expedia, Inc..............................................    571   33,775
   *Express, Inc..............................................    500    5,565
   #Family Dollar Stores, Inc.................................    500   32,980

                                     1233

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Consumer Discretionary -- (Continued)
   *Famous Dave's of America, Inc..............................   400  $  3,152
   *Federal-Mogul Corp......................................... 1,897    14,303
   *Fiesta Restaurant Group, Inc...............................   433     5,724
    Finish Line, Inc. Class A (The)............................   700    14,564
   *Fisher Communications, Inc.................................   400    10,096
    Foot Locker, Inc........................................... 5,400   180,900
    Ford Motor Co.............................................. 3,820    42,631
   *Fossil, Inc................................................   200    17,420
    Frisch's Restaurants, Inc..................................   100     1,788
   *Fuel Systems Solutions, Inc................................   500     8,135
   #GameStop Corp. Class A..................................... 3,194    72,919
    Gannett Co., Inc........................................... 3,862    65,268
    Gap, Inc. (The)............................................ 2,100    75,012
   #Garmin, Ltd................................................ 1,445    54,896
   *General Motors Co.......................................... 3,315    84,533
   *Genesco, Inc...............................................   600    34,380
   #Gentex Corp................................................   487     8,386
    Genuine Parts Co...........................................   500    31,290
   *G-III Apparel Group, Ltd...................................   600    22,176
   *Goodyear Tire & Rubber Co. (The)...........................   700     7,987
   *Gordmans Stores, Inc.......................................   146     2,199
   *Grand Canyon Education, Inc................................   866    18,844
    Group 1 Automotive, Inc....................................   500    31,005
    Guess?, Inc................................................   774    19,180
    H&R Block, Inc.............................................   400     7,080
   *Hanesbrands, Inc...........................................   700    23,429
    Harley-Davidson, Inc.......................................   800    37,408
    Harman International Industries, Inc....................... 1,040    43,607
    Harte-Hanks, Inc........................................... 1,200     6,684
   #Hasbro, Inc................................................   400    14,396
    Haverty Furniture Cos., Inc................................   600     9,006
   *Helen of Troy, Ltd.........................................   903    27,289
  #*hhgregg, Inc...............................................   800     4,832
  #*Hibbett Sports, Inc........................................   267    14,415
    Hillenbrand, Inc........................................... 1,103    22,578
   *Hollywood Media Corp.......................................   300       399
    Home Depot, Inc. (The)..................................... 3,536   217,040
    Hooker Furniture Corp......................................   200     2,728
    Hot Topic, Inc.............................................   878     7,551
    HSN, Inc...................................................   400    20,808
   *Hyatt Hotels Corp. Class A.................................   442    16,133
   *Iconix Brand Group, Inc.................................... 1,000    18,510
    International Speedway Corp. Class A.......................   800    20,400
    Interpublic Group of Cos., Inc. (The)...................... 1,600    16,160
   #Interval Leisure Group, Inc................................ 1,082    20,623
   *iRobot Corp................................................   216     3,882
  #*ITT Educational Services, Inc..............................   200     4,298
   #J.C. Penney Co., Inc....................................... 1,671    40,121
   *Jack in the Box, Inc....................................... 1,100    28,611
   #JAKKS Pacific, Inc.........................................   662     8,546
    John Wiley & Sons, Inc. Class B............................    70     3,045
   *Johnson Controls, Inc...................................... 2,300    59,225
   *Johnson Outdoors, Inc. Class A.............................   300     5,853
    Jones Group, Inc. (The).................................... 1,700    20,077
  #*Jos. A. Bank Clothiers, Inc................................   700    32,753
   *Journal Communications, Inc. Class A....................... 1,600     8,976
  #*K12, Inc...................................................   700    14,329
   #KB Home.................................................... 2,000    31,960
   *Kirkland's, Inc............................................   474     4,546
   *Kohl's Corp................................................ 1,498    79,813
   *Kona Grill, Inc............................................   280     2,526

                                     1234

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Consumer Discretionary -- (Continued)
  #*K-Swiss, Inc. Class A......................................   500  $  1,140
   *Lakeland Industries, Inc...................................   200     1,220
  #*Lamar Advertising Co. Class A..............................   602    23,629
   *La-Z-Boy, Inc.............................................. 1,227    19,902
   *LeapFrog Enterprises, Inc.................................. 1,200    10,608
    Lear Corp.................................................. 1,021    43,495
   *Learning Tree International, Inc...........................   500     2,880
   *Lee Enterprises, Inc....................................... 2,000     2,960
    Leggett & Platt, Inc....................................... 2,900    76,937
   #Lennar Corp. Class A....................................... 3,200   119,904
    Lennar Corp. Class B Voting................................   240     6,811
   *Libbey, Inc................................................   300     5,385
   *Liberty Global, Inc. Class A...............................   200    12,006
   *Liberty Global, Inc. Class C...............................   200    11,258
   *Liberty Interactive Corp. Class A.......................... 4,400    88,000
   *Liberty Media Corp. - Liberty Capital Class A..............   790    88,219
   *Liberty Ventures Series A..................................   310    17,642
  #*Life Time Fitness, Inc..................................... 1,034    46,416
    Lifetime Brands, Inc.......................................   500     5,550
    Limited Brands, Inc........................................   400    19,156
   *LIN TV Corp. Class A.......................................   246     1,380
    Lincoln Educational Services Corp..........................   300     1,113
  #*Lions Gate Entertainment Corp..............................   105     1,751
    Lithia Motors, Inc. Class A................................   600    20,520
   *Live Nation Entertainment, Inc............................. 3,800    34,770
   *LKQ Corp................................................... 4,000    83,560
    Lowe's Cos., Inc........................................... 5,600   181,328
   *Luby's, Inc................................................ 1,000     6,390
  #*Lululemon Athletica, Inc...................................   200    13,802
   *Lumber Liquidators Holdings, Inc...........................   171     9,545
   *M/I Homes, Inc.............................................   500    11,125
    Macy's, Inc................................................ 2,000    76,140
   *Madison Square Garden Co. Class A (The).................... 1,250    51,450
   *Maidenform Brands, Inc.....................................   500     9,355
    Marcus Corp................................................   500     5,450
    Marine Products Corp....................................... 1,100     6,523
   *MarineMax, Inc.............................................    15       123
    Marriott International, Inc................................   600    21,888
   *Marriott Vacations Worldwide Corp..........................    40     1,574
   *Martha Stewart Living Omnimedia Class A.................... 1,000     2,890
    Mattel, Inc................................................ 1,500    55,170
    Matthews International Corp. Class A.......................   700    20,139
    McDonald's Corp............................................ 2,000   173,600
    McGraw-Hill Cos., Inc. (The)...............................   300    16,584
    MDC Holdings, Inc.......................................... 1,300    49,712
  #*Media General, Inc. Class A................................   350     1,470
    Men's Wearhouse, Inc. (The)................................ 1,222    40,069
    Meredith Corp.............................................. 1,100    36,817
   *Meritage Homes Corp........................................ 1,000    36,980
   *Modine Manufacturing Co.................................... 1,100     7,480
   *Mohawk Industries, Inc..................................... 1,479   123,452
   #Monro Muffler Brake, Inc...................................   575    19,504
   #Morningstar, Inc...........................................   600    37,788
    Movado Group, Inc..........................................   600    19,014
    NACCO Industries, Inc. Class A.............................   200    10,128
   *Nathan's Famous, Inc.......................................   200     5,542
    National CineMedia, Inc....................................   572     8,843
  #*Netflix, Inc...............................................   200    15,818
   *New York & Co., Inc........................................ 1,600     5,392
   *New York Times Co. Class A (The)........................... 3,279    26,822
    Newell Rubbermaid, Inc.....................................   300     6,192

                                     1235

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Consumer Discretionary -- (Continued)
    News Corp. Class A......................................... 12,600 $301,392
    News Corp. Class B.........................................  3,700   90,132
    NIKE, Inc. Class B.........................................    700   63,966
    Nordstrom, Inc.............................................    500   28,385
   #Nutrisystem, Inc...........................................    600    5,778
   *NVR, Inc...................................................     13   11,749
    OfficeMax, Inc.............................................  1,800   13,230
    Omnicom Group, Inc.........................................    600   28,746
   *Orbitz Worldwide, Inc......................................  1,300    3,211
  #*Orchard Supply Hardware Stores Corp. Class A...............     28      348
   *O'Reilly Automotive, Inc...................................    700   59,976
   *Orient-Express Hotels, Ltd. Class A........................  1,713   20,094
    Outdoor Channel Holdings, Inc..............................  1,000    7,260
  #*Overstock.com, Inc.........................................    300    4,524
    Oxford Industries, Inc.....................................    400   22,192
   *Panera Bread Co. Class A...................................    100   16,864
   *Papa John's International, Inc.............................    500   26,660
    Penske Automotive Group, Inc...............................  2,600   79,560
    Pep Boys - Manny, Moe & Jack (The).........................  1,200   11,988
   *Perry Ellis International, Inc.............................    400    8,256
   *PetSmart, Inc..............................................    500   33,195
   #Pier 1 Imports, Inc........................................    500   10,200
    Polaris Industries, Inc....................................    402   33,969
    Pool Corp..................................................    553   23,292
   *Premier Exhibitions, Inc...................................    300      822
   *Priceline.com, Inc.........................................    100   57,377
   *PulteGroup, Inc............................................  6,260  108,548
    PVH Corp...................................................    900   98,991
   *Quiksilver, Inc............................................  4,300   13,760
    R.G. Barry Corp............................................    300    4,572
   #RadioShack Corp............................................  3,000    6,720
    Ralph Lauren Corp..........................................    100   15,369
   *Red Lion Hotels Corp.......................................    600    3,954
   *Red Robin Gourmet Burgers, Inc.............................    400   13,360
   #Regal Entertainment Group Class A..........................    600    9,216
    Regis Corp.................................................  1,700   28,322
    Rent-A-Center, Inc.........................................  1,700   56,661
   *Rentrak Corp...............................................    200    3,398
   *Rocky Brands, Inc..........................................    200    2,402
    Ross Stores, Inc...........................................  1,000   60,950
    Royal Caribbean Cruises, Ltd...............................  2,514   84,646
   *Ruby Tuesday, Inc..........................................  1,500   10,830
   *rue21, Inc.................................................    466   14,031
   *Ruth's Hospitality Group, Inc..............................    695    4,622
   #Ryland Group, Inc. (The)...................................  1,048   35,496
   *Ryman Hospitality Properties...............................  1,300   50,713
   *Saga Communications, Inc. Class A..........................    100    4,242
  #*Saks, Inc..................................................  4,500   46,260
    Salem Communications Corp. Class A.........................    400    2,384
   *Sally Beauty Holdings, Inc.................................    900   21,672
   *School Specialty, Inc......................................    400      740
    Scripps Networks Interactive, Inc. Class A.................    400   24,288
   *Sears Canada, Inc..........................................    385    4,184
   *Sears Holdings Corp........................................    900   56,403
   *Select Comfort Corp........................................    580   16,141
    Service Corp. International................................  6,100   85,644
    Shiloh Industries, Inc.....................................    600    6,828
    Shoe Carnival, Inc.........................................    500   11,690
  #*Shutterfly, Inc............................................    873   26,417
    Signet Jewelers, Ltd. ADR..................................  1,507   78,002
    Sinclair Broadcast Group, Inc. Class A.....................    600    7,560

                                     1236

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Consumer Discretionary -- (Continued)
    Six Flags Entertainment Corp...............................    900 $ 51,399
   *Skechers U.S.A., Inc. Class A..............................    709   11,769
   *Skyline Corp...............................................    400    1,840
   *Smith & Wesson Holding Corp................................    600    5,760
    Sonic Automotive, Inc. Class A.............................    900   17,460
   *Sonic Corp.................................................  1,000    9,970
    Sotheby's..................................................    800   24,904
    Spartan Motors, Inc........................................  1,100    5,170
    Speedway Motorsports, Inc..................................  1,314   21,418
    Stage Stores, Inc..........................................    900   22,050
    Standard Motor Products, Inc...............................    448    8,413
  #*Standard Pacific Corp......................................  4,600   31,740
   #Staples, Inc...............................................  4,555   52,451
    Starbucks Corp.............................................    900   41,310
    Starwood Hotels & Resorts Worldwide, Inc...................    500   25,925
   *Stein Mart, Inc............................................  1,300   10,218
   *Steiner Leisure, Ltd.......................................    145    6,368
   *Steinway Musical Instruments, Inc..........................    176    4,249
   *Steven Madden, Ltd.........................................    682   29,271
    Stewart Enterprises, Inc. Class A..........................  2,000   15,540
    Strattec Security Corp.....................................     40      909
    Strayer Education, Inc.....................................    100    5,746
   #Sturm Ruger & Co., Inc.....................................    300   14,169
    Superior Industries International, Inc.....................    800   13,672
    Superior Uniform Group, Inc................................    200    2,346
   *Systemax, Inc..............................................    988   10,809
   *Tandy Brands Accessories, Inc..............................    100      151
    Tandy Leather Factory, Inc.................................    300    1,590
    Target Corp................................................  2,600  165,750
  #*Tempur-Pedic International, Inc............................    300    7,932
   *Tenneco, Inc...............................................  1,300   39,715
  #*Tesla Motors, Inc..........................................    300    8,439
    Texas Roadhouse, Inc.......................................  1,800   29,304
    Thor Industries, Inc.......................................  1,040   39,551
   #Tiffany & Co...............................................    400   25,288
    Time Warner Cable, Inc.....................................  2,380  235,882
    Time Warner, Inc...........................................  8,366  363,503
    TJX Cos., Inc. (The).......................................  1,600   66,608
   *Toll Brothers, Inc.........................................  2,600   85,826
   *Town Sports International Holdings, Inc....................    288    3,629
    Tractor Supply Co..........................................    400   38,496
    True Religion Apparel, Inc.................................    500   12,825
   *TRW Automotive Holdings Corp...............................    600   27,906
   *Tuesday Morning Corp.......................................    600    3,582
    Tupperware Brands Corp.....................................    400   23,640
    Ulta Salon Cosmetics & Fragrance, Inc......................    200   18,444
  #*Under Armour, Inc. Class A.................................    200   10,452
   *Unifi, Inc.................................................    666    9,344
   *Universal Electronics, Inc.................................    300    5,148
    Universal Technical Institute, Inc.........................    500    6,410
  #*Urban Outfitters, Inc......................................    400   14,304
    V.F. Corp..................................................    200   31,296
    Vail Resorts, Inc..........................................  1,000   56,780
   *Valassis Communications, Inc...............................    900   23,418
    Value Line, Inc............................................    106    1,056
    Viacom, Inc. Class B.......................................  1,000   51,270
   #Virgin Media, Inc..........................................    500   16,370
   *Visteon Corp...............................................    510   22,491
   *VOXX International Corp....................................    850    5,287
    Walt Disney Co. (The)...................................... 12,047  591,146
   *Warnaco Group, Inc. (The)..................................    640   45,171

                                     1237

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
   Washington Post Co. Class B (The)........................   167  $    55,696
  #Weight Watchers International, Inc.......................   200       10,050
   Wendy's Co. (The)........................................ 7,014       29,950
  *West Marine, Inc.........................................   500        5,170
  *Wet Seal, Inc. Class A (The)............................. 2,400        6,864
   Weyco Group, Inc.........................................   256        6,011
   Whirlpool Corp........................................... 1,100      107,448
   Wiley (John) & Sons, Inc. Class A........................   940       40,777
   Williams Controls, Inc...................................   100        1,090
   Williams-Sonoma, Inc.....................................   850       39,296
   Winmark Corp.............................................    30        1,598
  *Winnebago Industries, Inc................................   478        6,023
  #Wolverine World Wide, Inc................................   564       23,615
   World Wrestling Entertainment, Inc. Class A..............   700        5,663
   Wyndham Worldwide Corp................................... 2,200      110,880
   Yum! Brands, Inc.........................................   700       49,077
 #*Zagg, Inc................................................   700        5,026
  *Zale Corp................................................   600        4,308
 #*Zumiez, Inc..............................................   696       17,616
                                                                    -----------
Total Consumer Discretionary................................         11,821,384
                                                                    -----------
Consumer Staples -- (5.9%)
   Alico, Inc...............................................   200        6,278
   Andersons, Inc. (The)....................................   500       19,640
   Archer-Daniels-Midland Co................................ 5,000      134,200
   Avon Products, Inc.......................................   400        6,196
   B&G Foods, Inc........................................... 1,000       30,270
   Bunge, Ltd............................................... 1,575      111,872
   Calavo Growers, Inc......................................   300        7,083
   Cal-Maine Foods, Inc.....................................   600       25,878
  #Campbell Soup Co.........................................   800       28,216
   Casey's General Stores, Inc..............................   600       30,930
  *Central Garden & Pet Co..................................   500        5,540
  *Central Garden & Pet Co. Class A.........................   618        6,965
  *Chiquita Brands International, Inc.......................   600        4,326
   Church & Dwight Co., Inc.................................   800       40,608
   Clorox Co. (The).........................................   500       36,150
   Coca-Cola Bottling Co. Consolidated......................   200       13,748
   Coca-Cola Co. (The)...................................... 7,800      290,004
   Coca-Cola Enterprises, Inc............................... 2,497       78,506
   Colgate-Palmolive Co.....................................   700       73,472
   ConAgra Foods, Inc....................................... 3,453       96,132
   Costco Wholesale Corp.................................... 1,200      118,116
  *Darling International, Inc............................... 1,300       21,489
  *Dean Foods Co............................................ 1,280       21,555
  #Diamond Foods, Inc.......................................   500        9,260
 #*Dole Food Co., Inc....................................... 1,870       23,543
  #Dr. Pepper Snapple Group, Inc............................ 1,184       50,734
  *Elizabeth Arden, Inc..................................... 1,000       47,180
   Energizer Holdings, Inc..................................   633       46,190
   Estee Lauder Cos., Inc. Class A (The)....................   400       24,648
  *Farmer Bros. Co..........................................   500        4,865
   Flowers Foods, Inc....................................... 2,200       43,318
   Fresh Del Monte Produce, Inc............................. 1,100       27,687
 #*Fresh Market, Inc. (The).................................   200       11,342
   General Mills, Inc....................................... 1,744       69,900
 #*Green Mountain Coffee Roasters, Inc......................   500       12,080
   Griffin Land & Nurseries, Inc............................    93        2,413
   H.J. Heinz Co............................................   400       23,004
  *Hain Celestial Group, Inc. (The)......................... 1,300       75,140
   Harris Teeter Supermarkets, Inc..........................   900       33,705

                                     1238

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Consumer Staples -- (Continued)
   Hershey Co. (The).........................................    300 $   20,655
   Hillshire Brands Co.......................................    220      5,722
  #Hormel Foods Corp.........................................    900     26,577
   Ingles Markets, Inc. Class A..............................    300      4,860
   Ingredion, Inc............................................    818     50,274
   Inter Parfums, Inc........................................    750     13,695
   J & J Snack Foods Corp....................................    400     22,908
   J.M. Smucker Co. (The)....................................  1,420    121,609
  *John B. Sanfilippo & Son, Inc.............................    200      3,364
   Kellogg Co................................................    300     15,696
   Kimberly-Clark Corp.......................................    700     58,415
  *Kraft Foods Group, Inc....................................  5,034    228,946
   Kroger Co. (The)..........................................    700     17,654
   Lancaster Colony Corp.....................................    500     36,390
   Lifeway Foods, Inc........................................    200      1,872
   McCormick & Co., Inc......................................    500     30,810
  *Medifast, Inc.............................................    300      7,656
   Mondelez International, Inc. Class A...................... 15,103    400,834
  *Monster Beverage Corp.....................................    400     17,868
   Nash Finch Co.............................................    400      7,692
  *National Beverage Corp....................................    500      7,435
  *Omega Protein Corp........................................    700      4,557
  *Overhill Farms, Inc.......................................    400      1,800
  *Pantry, Inc. (The)........................................    700      9,286
   PepsiCo, Inc..............................................  2,979    206,266
  *Pilgrim's Pride Corp......................................  3,873     21,805
  *Post Holdings, Inc........................................    710     22,400
  #PriceSmart, Inc...........................................    300     24,897
   Procter & Gamble Co. (The)................................  9,400    650,856
  *Ralcorp Holdings, Inc.....................................    847     61,145
  *Revlon, Inc. Class A......................................    505      7,777
   Rocky Mountain Chocolate Factory, Inc.....................    200      2,102
  #Safeway, Inc..............................................  1,200     19,572
   Sanderson Farms, Inc......................................    600     27,174
  *Seneca Foods Corp. Class A................................    200      5,717
  *Smart Balance, Inc........................................  1,229     14,625
  *Smithfield Foods, Inc.....................................  2,100     42,987
   Snyders-Lance, Inc........................................  1,046     26,506
   Spartan Stores, Inc.......................................    700     10,052
  *Spectrum Brands Holdings, Inc.............................  1,343     61,093
  #SUPERVALU, Inc............................................  4,400     13,684
  *Susser Holdings Corp......................................    800     28,752
  #Sysco Corp................................................  1,100     34,177
  #Tootsie Roll Industries, Inc..............................    972     25,904
  *TreeHouse Foods, Inc......................................    642     34,379
   Tyson Foods, Inc. Class A.................................  2,989     50,245
  *United Natural Foods, Inc.................................    900     47,916
   Village Super Market, Inc. Class A........................    194      7,114
   Wal-Mart Stores, Inc......................................  5,900    442,618
   WD-40 Co..................................................    200      9,572
   Weis Markets, Inc.........................................    788     32,434
   Whole Foods Market, Inc...................................    400     37,892
                                                                     ----------
Total Consumer Staples.......................................         4,798,419
                                                                     ----------
Energy -- (12.3%)
   Adams Resources & Energy, Inc.............................     49      1,491
   Alon USA Energy, Inc......................................  1,100     14,443
 #*Alpha Natural Resources, Inc..............................    900      7,713
   Anadarko Petroleum Corp...................................  3,500    240,835
   Apache Corp...............................................  2,351    194,545
 #*Approach Resources, Inc...................................    597     14,704

                                     1239

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Energy -- (Continued)
  #Arch Coal, Inc............................................  1,500 $   11,940
  *Atwood Oceanics, Inc......................................    950     45,410
   Baker Hughes, Inc.........................................  2,161     90,697
  *Basic Energy Services, Inc................................    800      8,312
  #Berry Petroleum Co. Class A...............................  1,000     38,510
  *Bill Barrett Corp.........................................    800     18,328
  *BPZ Resources, Inc........................................  2,400      6,912
   Bristow Group, Inc........................................  1,060     52,915
   Cabot Oil & Gas Corp......................................  2,800    131,544
  *Cameron International Corp................................    716     36,258
  #CARBO Ceramics, Inc.......................................    200     14,790
  *Carrizo Oil & Gas, Inc....................................    900     24,138
  #Chesapeake Energy Corp....................................  2,500     50,650
   Chevron Corp.............................................. 17,800  1,961,738
   Cimarex Energy Co.........................................  1,000     57,180
  *Clayton Williams Energy, Inc..............................    400     16,940
 #*Clean Energy Fuels Corp...................................  1,421     16,270
  *Cloud Peak Energy, Inc....................................  1,506     31,777
 #*Cobalt International Energy, Inc..........................    659     13,714
  *Comstock Resources, Inc...................................    900     15,408
  *Concho Resources, Inc.....................................    828     71,307
   ConocoPhillips............................................  8,900    514,865
   CONSOL Energy, Inc........................................  1,100     38,676
  *Contango Oil & Gas Co.....................................    400     19,664
  *Continental Resources, Inc................................    100      7,186
   Crosstex Energy, Inc......................................  1,400     19,152
  *Dawson Geophysical Co.....................................    200      4,778
   Delek US Holdings, Inc....................................    900     23,175
  *Denbury Resources, Inc....................................  2,808     43,047
   Devon Energy Corp.........................................  2,709    157,691
  #Diamond Offshore Drilling, Inc............................    800     55,392
  *Double Eagle Petroleum Co.................................    200      1,002
 #*Dresser-Rand Group, Inc...................................    400     20,612
  *Dril-Quip, Inc............................................    500     34,630
 #*Endeavour International Corp..............................    824      5,982
   Energen Corp..............................................    400     18,660
   Energy XXI (Bermuda), Ltd.................................    664     21,978
   EOG Resources, Inc........................................  1,771    206,304
  *EPL Oil & Gas, Inc........................................    859     18,589
   EQT Corp..................................................    400     24,252
  #EXCO Resources, Inc.......................................  4,333     35,097
  *Exterran Holdings, Inc....................................  1,611     32,188
   Exxon Mobil Corp.......................................... 18,260  1,664,764
  *FMC Technologies, Inc.....................................    900     36,810
  *FX Energy, Inc............................................    300      1,449
  *Geospace Technologies Corp................................    400     25,892
  *Global Geophysical Services, Inc..........................    789      3,645
  *Green Plains Renewable Energy, Inc........................    700      5,411
   Gulf Island Fabrication, Inc..............................    320      7,594
  *Gulfmark Offshore, Inc. Class A...........................    900     29,088
  *Gulfport Energy Corp......................................    937     31,090
  *Halcon Resources Corp.....................................    772      4,995
   Halliburton Co............................................  1,600     51,664
  *Harvest Natural Resources, Inc............................  1,100      9,603
  *Helix Energy Solutions Group, Inc.........................  1,500     25,935
   Helmerich & Payne, Inc....................................  1,200     57,360
  *Hercules Offshore, Inc....................................  3,605     17,160
   Hess Corp.................................................  2,280    119,153
 .*HKN, Inc..................................................    699      1,377
   HollyFrontier Corp........................................  1,937     74,826
  *Hornbeck Offshore Services, Inc...........................    922     31,938

                                     1240

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Energy -- (Continued)
 #*ION Geophysical Corp........................................ 2,100  $ 13,566
  *Key Energy Services, Inc.................................... 1,500     9,810
   Kinder Morgan, Inc.......................................... 1,762    61,159
  *Kodiak Oil & Gas Corp....................................... 1,037     9,582
  #Lufkin Industries, Inc......................................   200    10,002
   Marathon Oil Corp........................................... 5,200   156,312
   Marathon Petroleum Corp..................................... 2,400   131,832
  *Matrix Service Co...........................................   500     5,245
 #*McMoran Exploration Co...................................... 2,153    25,685
  *Mitcham Industries, Inc.....................................   300     4,065
   Murphy Oil Corp............................................. 2,267   136,020
  *Nabors Industries, Ltd......................................   704     9,497
   National Oilwell Varco, Inc................................. 3,000   221,100
  *Natural Gas Services Group, Inc.............................   200     3,172
  *Newfield Exploration Co..................................... 1,780    48,274
  *Newpark Resources, Inc...................................... 1,700    11,543
   Noble Corp.................................................. 1,866    70,423
   Noble Energy, Inc...........................................   900    85,509
 #*Northern Oil & Gas, Inc.....................................   500     7,580
  *Oasis Petroleum, Inc........................................   552    16,212
   Occidental Petroleum Corp................................... 2,800   221,088
   Oceaneering International, Inc..............................   600    31,398
  *Oil States International, Inc...............................   781    57,091
  #Overseas Shipholding Group, Inc.............................   200       224
   Panhandle Oil & Gas, Inc. Class A...........................   200     5,416
  *Parker Drilling Co.......................................... 3,152    13,648
  #Patterson-UTI Energy, Inc................................... 1,900    30,742
  *PDC Energy, Inc.............................................   600    18,162
  #Peabody Energy Corp.........................................   500    13,950
   Penn Virginia Corp.......................................... 1,600     7,232
  *PetroQuest Energy, Inc...................................... 1,200     7,320
  *PHI, Inc....................................................   400    12,516
   Phillips 66................................................. 4,450   209,862
  *Pioneer Energy Services Corp................................ 1,900    12,540
   Pioneer Natural Resources Co................................ 1,100   116,215
  *Plains Exploration & Production Co.......................... 2,100    74,886
   QEP Resources, Inc.......................................... 2,300    66,700
 #*Quicksilver Resources, Inc.................................. 1,800     6,966
   Range Resources Corp........................................   600    39,216
  *Rex Energy Corp............................................. 1,300    17,212
  *Rosetta Resources, Inc......................................   700    32,228
  *Rowan Cos. P.L.C. Class A................................... 2,000    63,420
  #RPC, Inc.................................................... 1,200    13,752
 #*SandRidge Energy, Inc....................................... 5,159    32,089
   Schlumberger, Ltd........................................... 2,272   157,972
  *SEACOR Holdings, Inc........................................   500    43,855
  *SemGroup Corp. Class A......................................   400    15,456
   Ship Finance International, Ltd............................. 1,848    28,422
   SM Energy Co................................................   400    21,568
  *Southwestern Energy Co......................................   600    20,820
   Spectra Energy Corp......................................... 1,345    38,830
  *Steel Excel, Inc............................................   350     8,575
  *Stone Energy Corp........................................... 1,200    28,308
  *Superior Energy Services, Inc............................... 2,255    45,844
  *Swift Energy Co.............................................   991    16,560
   Targa Resources Corp........................................   300    15,279
   Teekay Corp................................................. 1,700    52,037
  *Tesco Corp..................................................   818     7,207
   Tesoro Corp................................................. 2,703   101,930
  *TETRA Technologies, Inc..................................... 1,700     9,095
  *TGC Industries, Inc.........................................   606     4,460

                                     1241

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Energy -- (Continued)
   Tidewater, Inc...........................................  1,500 $    71,265
   Transocean, Ltd..........................................  1,100      50,259
  *Triangle Petroleum Corp..................................    400       2,556
  *Union Drilling, Inc......................................    800       5,192
  *Unit Corp................................................  1,100      44,385
 #*USEC, Inc................................................  2,500       1,689
  *VAALCO Energy, Inc.......................................  1,200       9,804
   Valero Energy Corp.......................................  5,000     145,500
  #W&T Offshore, Inc........................................    800      13,560
  *Warren Resources, Inc....................................  1,400       3,990
  *Weatherford International, Ltd...........................  3,858      43,595
   Western Refining, Inc....................................  1,947      48,422
  *Westmoreland Coal Co.....................................    200       2,056
  *Whiting Petroleum Corp...................................  1,400      58,828
  *Willbros Group, Inc......................................    227       1,160
   Williams Cos., Inc. (The)................................  1,324      46,327
  #World Fuel Services Corp.................................  1,600      55,520
                                                                    -----------
Total Energy................................................         10,051,930
                                                                    -----------
Financials -- (19.8%)
   1st Source Corp..........................................    700      15,547
  *1st United Bancorp, Inc..................................    500       3,005
   ACE, Ltd.................................................  1,737     136,615
  *Affiliated Managers Group, Inc...........................    500      63,250
  *Alexander & Baldwin, Inc.................................  1,017      29,422
  *Allegheny Corp...........................................    216      75,082
   Alliance Financial Corp..................................     82       3,713
   Allied World Assurance Co. Holdings AG...................    714      57,334
   Allstate Corp. (The).....................................  3,700     147,926
   Alterra Capital Holdings, Ltd............................  1,880      45,928
  *Altisource Portfolio Solutions SA........................    218      24,743
  *American Capital, Ltd....................................  6,228      73,428
   American Equity Investment Life Holding Co...............  1,496      17,219
   American Express Co......................................  2,100     117,537
   American Financial Group, Inc............................  2,700     104,760
  *American International Group, Inc........................  2,999     104,755
   American National Bankshares, Inc........................    200       4,198
   American National Insurance Co...........................    300      21,918
  *American Safety Insurance Holdings, Ltd..................    200       3,372
   Ameriprise Financial, Inc................................  2,050     119,659
  *Ameris Bancorp...........................................    730       7,789
  *AMERISAFE, Inc...........................................    500      13,125
  *AmeriServ Financial, Inc.................................    560       1,641
  #AmTrust Financial Services, Inc..........................  1,540      37,268
   Aon P.L.C................................................    900      48,555
  *Arch Capital Group, Ltd..................................  1,532      67,638
   Argo Group International Holdings, Ltd...................    800      27,520
   Arrow Financial Corp.....................................    132       3,221
   Aspen Insurance Holdings, Ltd............................  1,450      46,908
   Associated Banc-Corp.....................................  2,100      27,069
   Assured Guaranty, Ltd....................................  2,359      32,767
   Astoria Financial Corp...................................  2,600      26,078
  *AV Homes, Inc............................................    500       7,350
   Axis Capital Holdings, Ltd...............................  1,300      47,086
   Baldwin & Lyons, Inc. Class B............................    300       7,305
   Bancfirst Corp...........................................    497      21,848
  *Bancorp, Inc. (The)......................................    400       4,548
   BancorpSouth, Inc........................................  2,400      33,960
   Bank Mutual Corp.........................................  1,000       4,510
   Bank of America Corp..................................... 31,377     292,434
   Bank of Hawaii Corp......................................    900      39,744

                                     1242

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
 Financials -- (Continued)
    Bank of Kentucky Financial Corp............................    108 $  2,715
    Bank of New York Mellon Corp. (The)........................  4,100  101,311
    Bank of the Ozarks, Inc....................................    900   29,466
    BankFinancial Corp.........................................    800    6,424
    BankUnited, Inc............................................    172    4,078
    Banner Corp................................................    471   13,654
    BB&T Corp..................................................  5,900  170,805
   *BBCN Bancorp, Inc..........................................  1,500   17,895
   *Beneficial Mutual Bancorp, Inc.............................  1,200   11,376
   *Berkshire Hathaway, Inc. Class B...........................  2,400  207,240
    Berkshire Hills Bancorp, Inc...............................    852   20,010
    BGC Partners, Inc. Class A.................................    265    1,240
    BlackRock, Inc.............................................    600  113,808
   *BofI Holding, Inc..........................................    218    6,130
    BOK Financial Corp.........................................    631   37,008
    Boston Private Financial Holdings, Inc.....................  1,500   13,830
   *Bridge Capital Holdings....................................    114    1,704
    Brookline Bancorp, Inc.....................................  1,601   13,576
    Brown & Brown, Inc.........................................  2,525   64,514
    Bryn Mawr Bank Corp........................................    100    2,264
    Calamos Asset Management, Inc. Class A.....................    397    4,288
    California First National Bancorp..........................      3       55
    Camden National Corp.......................................    200    6,980
   *Capital Bank Financial Corp. Class A.......................     36      631
  #*Capital City Bank Group, Inc...............................    600    6,090
    Capital One Financial Corp.................................  3,500  210,595
    CapitalSource, Inc.........................................  6,300   49,833
    Capitol Federal Financial, Inc.............................  3,561   42,412
    Cardinal Financial Corp....................................    700   11,179
   #Cash America International, Inc............................  1,000   39,090
    Cathay General Bancorp.....................................  2,147   37,980
   #CBOE Holdings, Inc.........................................    300    8,847
   *CBRE Group, Inc. Class A...................................    400    7,208
    Center Bancorp, Inc........................................    448    5,103
    Centerstate Banks, Inc.....................................    371    3,217
   *Central Pacific Financial Corp.............................  1,228   17,646
    Charles Schwab Corp. (The).................................  1,320   17,926
    Chemical Financial Corp....................................    800   18,816
   *Chicopee Bancorp, Inc......................................     89    1,334
    Chubb Corp. (The)..........................................  2,912  224,166
    Cincinnati Financial Corp..................................  2,860  113,942
   *CIT Group, Inc.............................................  2,871  106,859
    Citigroup, Inc............................................. 12,813  479,078
   *Citizens Community Bancorp, Inc............................    300    1,668
   *Citizens, Inc..............................................  1,400   14,266
   #City Holding Co............................................    400   14,048
   #City National Corp.........................................  1,300   66,430
    Clifton Savings Bancorp, Inc...............................    219    2,422
    CME Group, Inc.............................................  2,000  111,860
    CNA Financial Corp.........................................    721   21,183
    CNB Financial Corp.........................................     70    1,203
    CNO Financial Group, Inc...................................  5,921   56,723
    CoBiz Financial, Inc.......................................    800    5,704
   #Cohen & Steers, Inc........................................    404   11,308
    Columbia Banking System, Inc...............................    746   13,212
    Comerica, Inc..............................................  3,207   95,601
    Commerce Bancshares, Inc...................................  1,820   69,306
    Community Bank System, Inc.................................  1,000   27,590
    Community Trust Bancorp, Inc...............................    500   16,960
    Consolidated-Tokoma Land Co................................    200    6,564
   *Cowen Group, Inc. Class A..................................    400    1,016

                                     1243

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
 Financials -- (Continued)
    Crawford & Co. Class A.....................................   200  $    872
    Crawford & Co. Class B.....................................   200     1,102
   *Credit Acceptance Corp.....................................   159    12,982
    Cullen/Frost Bankers, Inc.................................. 1,320    72,996
    CVB Financial Corp......................................... 3,160    34,191
   *DFC Global Corp............................................ 1,049    17,676
    Dime Community Bancshares, Inc.............................   700    10,150
    Discover Financial Services................................ 2,800   114,800
    Donegal Group, Inc. Class A................................   700     9,072
    Duff & Phelps Corp.........................................   802     9,969
   *E*Trade Financial Corp..................................... 3,427    28,650
    East West Bancorp, Inc..................................... 3,323    70,747
   #Eaton Vance Corp...........................................   600    16,884
    EMC Insurance Group, Inc...................................   235     5,259
    Employers Holdings, Inc....................................   400     7,300
    Endurance Specialty Holdings, Ltd.......................... 1,180    47,849
   *Enstar Group, Ltd..........................................   200    20,000
    Enterprise Bancorp, Inc....................................    41       700
    Enterprise Financial Services Corp.........................   428     5,992
    Erie Indemnity Co. Class A.................................   500    31,110
    ESB Financial Corp.........................................   572     7,716
    Evercore Partners, Inc. Class A............................   500    13,950
    Everest Re Group, Ltd......................................   800    88,840
   *EZCORP, Inc. Class A.......................................   700    13,762
    FBL Financial Group, Inc. Class A..........................   800    27,304
    Federal Agricultural Mortgage Corp. Class C................   200     5,634
   #Federated Investors, Inc. Class B..........................   700    16,268
   *Federated National Holding Co..............................   200     1,250
    Fidelity National Financial, Inc. Class A.................. 5,200   111,332
    Fifth Third Bancorp........................................ 2,304    33,477
    Financial Institutions, Inc................................   200     3,808
   *First Acceptance Corp...................................... 1,000     1,210
    First American Financial Corp.............................. 2,633    59,901
    First Bancorp..............................................   600     6,270
    First Bancorp, Inc.........................................   147     2,423
    First Busey Corp........................................... 1,909     9,010
   *First California Financial Group, Inc......................   350     2,363
   *First Cash Financial Services, Inc.........................   644    28,761
    First Citizens BancShares, Inc. Class A....................   250    42,188
    First Commonwealth Financial Corp.......................... 2,703    17,705
    First Community Bancshares, Inc............................   400     5,992
    First Financial Bancorp.................................... 1,800    28,260
   #First Financial Bankshares, Inc............................   602    21,810
    First Financial Corp.......................................   300     9,177
    First Financial Holdings, Inc..............................   400     5,640
   *First Financial Northwest, Inc.............................   100       790
   #First Horizon National Corp................................ 6,126    57,033
    First Merchants Corp.......................................   389     5,722
    First Midwest Bancorp, Inc................................. 1,160    14,349
    First Niagara Financial Group, Inc......................... 4,158    34,428
   *First South Bancorp, Inc...................................   400     2,160
   *FirstCity Financial Corp...................................   400     3,236
   #FirstMerit Corp............................................ 1,386    19,210
    Flagstone Reinsurance Holdings SA.......................... 2,200    19,448
    Flushing Financial Corp....................................   700    10,885
    FNB Corp................................................... 3,468    37,212
   *Forest City Enterprises, Inc. Class A......................   716    11,492
   *Forest City Enterprises, Inc. Class B......................   409     6,519
   *Forestar Group, Inc........................................   900    14,409
    Fox Chase Bancorp, Inc.....................................   446     6,940
    Franklin Resources, Inc....................................   400    51,120

                                     1244

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Financials -- (Continued)
   Fulton Financial Corp.....................................  2,540 $   24,689
   Gallagher (Arthur J.) & Co................................    500     17,720
   GAMCO Investors, Inc. Class A.............................    160      7,840
  *Genworth Financial, Inc. Class A..........................  3,321     19,793
   German American Bancorp, Inc..............................    482     10,869
   GFI Group, Inc............................................  3,664     11,578
   Glacier Bancorp, Inc......................................  1,900     27,550
  *Global Indemnity P.L.C....................................    550     12,199
   Goldman Sachs Group, Inc. (The)...........................  3,440    421,022
   Great Southern Bancorp, Inc...............................    500     14,185
 #*Green Dot Corp. Class A...................................    100      1,019
  #Greenhill & Co., Inc......................................    170      8,112
  *Greenlight Capital Re, Ltd. Class A.......................    700     17,885
  *Hallmark Financial Services, Inc..........................    800      6,104
   Hancock Holding Co........................................  1,936     61,158
  *Hanmi Financial Corp......................................    149      1,849
   Hanover Insurance Group, Inc. (The).......................  1,300     46,943
  *Harris & Harris Group, Inc................................  1,000      3,430
   Hartford Financial Services Group, Inc....................  4,535     98,455
   HCC Insurance Holdings, Inc...............................  2,600     92,664
   Heartland Financial USA, Inc..............................    493     14,149
 #*Heritage Commerce Corp....................................    600      3,954
   Heritage Financial Corp...................................    249      3,444
   Heritage Financial Group, Inc.............................    114      1,525
   HF Financial Corp.........................................     99      1,265
  *HFF, Inc. Class A.........................................    650      9,055
  *Hilltop Holdings, Inc.....................................  1,200     16,308
  *Home Bancorp, Inc.........................................    200      3,782
   Home BancShares, Inc......................................    715     24,768
   Home Federal Bancorp, Inc.................................    615      7,023
   Homeowners Choice, Inc....................................    207      4,595
   Horace Mann Educators Corp................................  1,200     23,052
  *Howard Hughes Corp. (The).................................     77      5,390
   Hudson City Bancorp, Inc..................................  7,639     64,817
   Hudson Valley Holding Corp................................    110      1,772
   Huntington Bancshares, Inc................................  7,333     46,858
   IBERIABANK Corp...........................................    700     34,853
  *ICG Group, Inc............................................    900      9,432
  #Independent Bank Corp.....................................    618     18,237
   Interactive Brokers Group, Inc. Class A...................    900     12,825
  *IntercontinentalExchange, Inc.............................    350     45,850
   International Bancshares Corp.............................  1,757     31,890
  *Intervest Bancshares Corp. Class A........................    200        830
  *INTL. FCStone, Inc........................................    500      9,265
   Invesco, Ltd..............................................  5,426    131,960
  *Investment Technology Group, Inc..........................  1,300     10,972
  *Investors Bancorp, Inc....................................  2,632     47,350
   Janus Capital Group, Inc..................................  3,400     28,900
   Jefferies Group, Inc......................................  2,246     31,983
   Jones Lang LaSalle, Inc...................................    900     69,966
   JPMorgan Chase & Co....................................... 28,409  1,184,087
   Kaiser Federal Financial Group, Inc.......................    287      4,428
  #KBW, Inc..................................................    600      9,750
   Kearny Financial Corp.....................................  1,400     13,230
   Kemper Corp...............................................  1,700     52,700
   Kennedy-Wilson Holdings, Inc..............................    930     13,206
   KeyCorp...................................................  6,600     55,572
  *Knight Capital Group, Inc. Class A........................  2,158      5,676
   Lakeland Bancorp, Inc.....................................    882      8,758
   Lakeland Financial Corp...................................    508     13,559
   Legg Mason, Inc...........................................  2,652     67,573

                                     1245

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
 Financials -- (Continued)
   *Leucadia National Corp..................................... 2,152  $ 48,850
    Lincoln National Corp...................................... 2,300    57,017
    LNB Bancorp, Inc...........................................   200     1,194
    Loews Corp................................................. 2,300    97,244
    LPL Financial Holdings, Inc................................   271     7,913
    M&T Bank Corp.............................................. 1,488   154,901
    Maiden Holdings, Ltd....................................... 1,300    10,985
    MainSource Financial Group, Inc............................   700     8,764
   *Markel Corp................................................   200    94,388
    MarketAxess Holdings, Inc..................................   696    21,743
    Marlin Business Services Corp..............................   400     9,036
    Marsh & McLennan Cos., Inc................................. 1,000    34,030
   *Maui Land & Pineapple Co., Inc.............................   240       528
    MB Financial, Inc.......................................... 1,304    26,419
  #*MBIA, Inc.................................................. 3,887    38,481
    MCG Capital Corp........................................... 2,300    10,718
    Meadowbrook Insurance Group, Inc........................... 1,400     7,868
    Medallion Financial Corp...................................   600     7,506
    Merchants Bancshares, Inc..................................   114     3,338
    Mercury General Corp....................................... 1,600    64,848
   *Meridian Interstate Bancorp, Inc...........................   200     3,378
    MetLife, Inc............................................... 6,648   235,938
   *Metro Bancorp, Inc.........................................    84     1,090
   *MGIC Investment Corp....................................... 5,400     9,288
    MidSouth Bancorp, Inc......................................    72     1,116
    MidWestOne Financial Group, Inc............................   196     3,959
    Montpelier Re Holdings, Ltd................................ 1,781    40,731
    Moody's Corp...............................................   600    28,896
    Morgan Stanley............................................. 4,500    78,210
   *MSCI, Inc..................................................   400    10,776
    NASDAQ OMX Group, Inc. (The)............................... 2,199    52,358
   *National Financial Partners Corp........................... 1,000    18,350
    National Interstate Corp...................................   500    12,975
    National Penn Bancshares, Inc.............................. 4,025    35,943
    National Western Life Insurance Co. Class A................    11     1,544
   *Navigators Group, Inc. (The)...............................   400    21,232
    NBT Bancorp, Inc...........................................   900    19,143
    Nelnet, Inc. Class A....................................... 1,000    24,410
   *Netspend Holdings, Inc.....................................   763     8,172
    New England Bancshares, Inc................................   200     2,886
   #New York Community Bancorp, Inc............................ 4,000    55,440
   *NewStar Financial, Inc.....................................   868    10,850
    Northeast Community Bancorp, Inc...........................   500     2,710
    Northern Trust Corp........................................ 2,000    95,560
    Northfield Bancorp, Inc....................................   500     8,120
    Northrim Bancorp, Inc......................................   200     4,506
    Northwest Bancshares, Inc.................................. 1,350    16,065
    NYSE Euronext.............................................. 2,482    61,454
    Ocean Shore Holding Co.....................................   183     2,432
    OceanFirst Financial Corp..................................   600     8,364
   *Ocwen Financial Corp....................................... 3,500   134,995
    Old National Bancorp....................................... 2,280    27,976
    Old Republic International Corp............................ 3,800    37,544
   *OmniAmerican Bancorp, Inc..................................   218     4,990
    Oppenheimer Holdings, Inc. Class A.........................   400     6,512
    Oriental Financial Group, Inc.............................. 1,300    15,314
    Oritani Financial Corp..................................... 1,400    21,392
   *Pacific Capital Bancorp....................................   300    13,773
    Pacific Continental Corp...................................   357     3,317
   *Pacific Mercantile Bancorp.................................   400     2,868
    PacWest Bancorp............................................   900    20,250

                                     1246

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
 Financials -- (Continued)
   #Park National Corp.........................................    540 $ 35,937
   *Park Sterling Corp.........................................    609    3,045
    PartnerRe, Ltd.............................................  1,070   86,670
    Peapack-Gladstone Financial Corp...........................    184    2,850
    Penns Woods Bancorp, Inc...................................     71    2,878
    Peoples Bancorp, Inc.......................................    400    8,520
    People's United Financial, Inc.............................  2,687   32,325
   *PHH Corp...................................................  1,109   23,078
   *PICO Holdings, Inc.........................................    700   15,498
   *Pinnacle Financial Partners, Inc...........................    630   12,316
    Platinum Underwriters Holdings, Ltd........................    933   41,425
    PNC Financial Services Group, Inc..........................  4,300  250,217
    Presidential Life Corp.....................................    392    5,480
    Primerica, Inc.............................................  1,519   42,927
    Principal Financial Group, Inc.............................  1,800   49,572
    PrivateBancorp, Inc........................................  1,231   19,893
    ProAssurance Corp..........................................    900   80,460
   #Progressive Corp. (The)....................................    900   20,070
    Prosperity Bancshares, Inc.................................  1,262   52,827
    Protective Life Corp.......................................  2,200   60,060
    Provident Financial Services, Inc..........................  1,800   27,000
    Provident New York Bancorp.................................    997    9,103
    Prudential Financial, Inc..................................  3,600  205,380
   #Pulaski Financial Corp.....................................    143    1,224
    QC Holdings, Inc...........................................    500    1,690
   #Radian Group, Inc..........................................  1,100    5,159
    Raymond James Financial, Inc...............................  1,929   73,572
    Regions Financial Corp..................................... 14,000   91,280
    Reinsurance Group of America, Inc..........................  1,271   67,261
    RenaissanceRe Holdings, Ltd................................    779   63,379
    Renasant Corp..............................................    700   12,887
    Republic Bancorp, Inc. Class A.............................    400    8,648
    Resource America, Inc. Class A.............................    500    3,380
   *Riverview Bancorp, Inc.....................................    500      825
    RLI Corp...................................................    660   44,999
    Rockville Financial, Inc...................................    910   12,094
    Roma Financial Corp........................................    347    3,057
    S&T Bancorp, Inc...........................................    700   12,299
    S.Y. Bancorp, Inc..........................................    300    7,074
    Safety Insurance Group, Inc................................    500   23,175
    Sandy Spring Bancorp, Inc..................................    600   11,472
    SCBT Financial Corp........................................    400   15,872
    SeaBright Holdings, Inc....................................    600    6,582
    SEI Investments Co.........................................  1,554   34,002
    Selective Insurance Group, Inc.............................  1,010   18,675
    Sierra Bancorp.............................................    286    3,218
  #*Signature Bank.............................................    594   42,317
    Simmons First National Corp. Class A.......................    600   14,934
    SLM Corp...................................................  2,344   41,208
    Southside Bancshares, Inc..................................    512   10,458
   *Southwest Bancorp, Inc.....................................    600    6,474
  #*St. Joe Co. (The)..........................................  1,205   23,859
    StanCorp Financial Group, Inc..............................  1,300   44,655
    State Auto Financial Corp..................................  1,300   20,982
    State Street Corp..........................................  2,594  115,615
    StellarOne Corp............................................    600    8,232
    Sterling Bancorp...........................................    601    5,740
    Stewart Information Services Corp..........................    400    9,328
   *Stifel Financial Corp......................................  1,374   43,556
   *Suffolk Bancorp............................................    200    3,004
   *Sun Bancorp, Inc...........................................    722    2,231

                                     1247

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Financials -- (Continued)
   SunTrust Banks, Inc......................................  5,080 $   138,176
   Susquehanna Bancshares, Inc..............................  2,710      28,103
  *SVB Financial Group......................................    900      50,931
  *SWS Group, Inc...........................................    600       3,414
   Symetra Financial Corp...................................  1,542      18,427
   Synovus Financial Corp...................................  3,400       8,330
   T. Rowe Price Group, Inc.................................    400      25,976
 #*Taylor Capital Group, Inc................................    466       8,705
   TCF Financial Corp.......................................  1,900      21,736
   TD Ameritrade Holding Corp...............................  1,900      29,811
  *Tejon Ranch Co...........................................    451      13,503
   Territorial Bancorp, Inc.................................    300       6,780
 #*Texas Capital Bancshares, Inc............................  1,000      47,470
  *TFS Financial Corp.......................................  2,603      23,297
   Thomas Properties Group, Inc.............................    500       2,670
   Tompkins Financial Corp..................................    305      12,346
   Torchmark Corp...........................................  1,000      50,590
   Tower Group, Inc.........................................  1,200      21,624
  #TowneBank................................................    721      11,226
   Travelers Cos., Inc. (The)...............................  3,008     213,388
  *Tree.com, Inc............................................    500       7,225
   TriCo Bancshares.........................................    500       8,400
   TrustCo Bank Corp........................................  2,597      14,491
   Trustmark Corp...........................................  1,700      39,899
   U.S. Bancorp.............................................  8,600     285,606
  #UMB Financial Corp.......................................  1,200      53,436
   Umpqua Holdings Corp.....................................  3,092      37,382
   Union Bankshares, Inc....................................     64       1,254
   Union First Market Bankshares Corp.......................    545       8,556
  #United Bankshares, Inc...................................  1,400      33,362
   United Financial Bancorp, Inc............................    520       7,992
   United Fire Group, Inc...................................    700      16,639
   Universal Insurance Holdings, Inc........................    100         395
   Univest Corp. of Pennsylvania............................    600      10,152
   Unum Group...............................................  2,772      56,216
   Validus Holdings, Ltd....................................  1,894      67,805
  #Valley National Bancorp..................................  3,926      38,239
   ViewPoint Financial Group, Inc...........................    971      20,197
  *Virginia Commerce Bancorp, Inc...........................    565       5,175
   W.R. Berkley Corp........................................  2,300      89,447
   Waddell & Reed Financial, Inc............................    600      19,998
   Washington Banking Co....................................    290       3,964
   Washington Federal, Inc..................................  3,000      50,340
   Washington Trust Bancorp, Inc............................    517      13,954
  *Waterstone Financial, Inc................................  1,000       5,400
   Webster Financial Corp...................................  1,903      41,866
   Wells Fargo & Co......................................... 31,743   1,069,422
   WesBanco, Inc............................................    680      14,960
   West Bancorporation, Inc.................................    600       6,546
  *West Coast Bancorp.......................................    520      11,450
  #Westamerica Bancorporation...............................    530      23,384
  *Western Alliance Bancorp.................................  1,825      18,724
   Westfield Financial, Inc.................................    700       5,103
   Westwood Holdings Group, Inc.............................     77       2,989
   Willis Group Holdings P.L.C..............................  1,454      48,956
  *Wilshire Bancorp, Inc....................................  1,608      10,468
  #Wintrust Financial Corp..................................  1,001      36,987
 #*World Acceptance Corp....................................    300      20,028
   XL Group P.L.C...........................................  4,023      99,529
   Zions Bancorporation.....................................  3,500      75,145
                                                                    -----------
Total Financials............................................         16,174,270
                                                                    -----------

                                     1248

CSTG&E U.S. SOCIAL CORE EQUITY 2PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Industrials -- (15.0%)
    3M Co...................................................... 1,200  $105,120
    A.O. Smith Corp............................................   850    51,654
    AAON, Inc..................................................   640    13,427
    AAR Corp...................................................   800    12,072
    ABM Industries, Inc........................................   800    15,200
   *Acacia Research Corp.......................................   495    12,855
   *ACCO Brands Corp...........................................   759     5,495
    Acorn Energy, Inc..........................................   100       851
    Actuant Corp. Class A...................................... 1,900    53,656
    Acuity Brands, Inc.........................................   455    29,439
   *ADT Corp. (The)............................................ 1,215    50,435
   *Advisory Board Co. (The)...................................   400    19,000
   *AECOM Technology Corp...................................... 1,444    31,003
   *Aegion Corp................................................   700    12,929
   *Aerovironment, Inc.........................................   700    15,393
   *AGCO Corp.................................................. 1,100    50,061
   *Air Transport Services Group, Inc.......................... 1,133     4,362
    Alamo Group, Inc...........................................   400    13,400
   *Alaska Air Group, Inc...................................... 1,600    61,184
    Albany International Corp. Class A.........................   486    10,677
   *Allegiant Travel Co........................................   400    29,096
    Alliant Techsystems, Inc...................................   648    37,124
  .*Allied Defense Group, Inc. (The)...........................   300     1,605
    Altra Holdings, Inc........................................   800    14,416
    Amerco, Inc................................................   600    69,324
   *Ameresco, Inc. Class A.....................................   500     5,530
   *American Railcar Industries, Inc...........................   600    17,628
   *American Reprographics Co..................................   900     3,447
    American Science & Engineering, Inc........................   200    12,716
   *American Woodmark Corp.....................................   490    11,270
    AMETEK, Inc................................................   825    29,329
    Ampco-Pittsburgh Corp......................................   300     5,298
    Apogee Enterprises, Inc.................................... 1,000    20,370
    Applied Industrial Technologies, Inc.......................   986    40,022
    Argan, Inc.................................................    79     1,405
    Arkansas Best Corp.........................................   600     4,830
    Armstrong World Industries, Inc............................   549    28,438
   *Asset Acceptance Capital Corp.............................. 1,000     6,380
    Asta Funding, Inc..........................................   300     2,814
   *Astec Industries, Inc......................................   500    14,400
   *Astronics Corp.............................................   400     9,284
   *Astronics Corp. Class B....................................   106     2,422
   *Atlas Air Worldwide Holdings, Inc..........................   850    46,742
    Avery Dennison Corp........................................ 1,602    51,873
   *Avis Budget Group, Inc..................................... 2,700    44,631
    AZZ, Inc...................................................   600    23,664
   *B/E Aerospace, Inc......................................... 1,100    49,599
   *Babcock & Wilcox Co. (The)................................. 1,200    30,924
    Barnes Group, Inc.......................................... 1,620    37,066
    Barrett Business Services, Inc.............................   300     8,949
  #*Beacon Roofing Supply, Inc................................. 1,200    38,808
    Belden, Inc................................................ 1,200    42,960
   *Blount International, Inc..................................   500     6,615
   *BlueLinx Holdings, Inc..................................... 2,045     4,315
    Boeing Co. (The)........................................... 1,000    70,440
    Brady Corp. Class A........................................ 1,100    33,836
    Briggs & Stratton Corp..................................... 1,200    23,700
    Brink's Co. (The)..........................................   997    26,231
    C.H. Robinson Worldwide, Inc...............................   300    18,099
   *CAI International, Inc.....................................   600    13,296
    Carlisle Cos., Inc......................................... 1,000    55,550

                                     1249

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Industrials -- (Continued)
    Cascade Corp...............................................   400  $ 25,996
   *Casella Waste Systems, Inc. Class A........................   700     3,206
    Caterpillar, Inc........................................... 1,000    84,810
   *CBIZ, Inc.................................................. 1,300     7,176
    CDI Corp...................................................   700    12,033
   #CECO Environmental Corp....................................   200     1,770
    Celadon Group, Inc.........................................   500     8,550
    Ceradyne, Inc..............................................   600    20,976
   #Cintas Corp................................................ 1,600    66,896
    CIRCOR International, Inc..................................   500    17,245
    CLAROC, Inc................................................   900    40,716
   *Clean Harbors, Inc.........................................   400    23,340
   *CNH Global NV..............................................   140     6,272
  #*Colfax Corp................................................ 1,104    37,967
   *Columbus McKinnon Corp.....................................   500     7,485
    Comfort Systems USA, Inc................................... 1,200    13,080
   *Commercial Vehicle Group, Inc..............................   400     3,036
   *Consolidated Graphics, Inc.................................   300     8,853
    Con-way, Inc............................................... 1,428    41,569
    Cooper Industries P.L.C.................................... 1,183    88,654
   *Copart, Inc................................................   760    21,880
    Corporate Executive Board Co. (The)........................   400    17,984
    Corrections Corp. of America............................... 2,300    77,395
    Courier Corp...............................................   500     6,025
    Covanta Holding Corp....................................... 1,585    28,815
   *Covenant Transportation Group, Inc. Class A................   100       464
   *CRA International, Inc.....................................   300     5,022
    Crane Co...................................................   900    37,782
    CSX Corp................................................... 7,100   145,337
    Cubic Corp.................................................   600    29,280
    Cummins, Inc...............................................   300    28,074
    Curtiss-Wright Corp........................................ 1,200    37,044
    Danaher Corp............................................... 2,000   103,460
    Deere & Co.................................................   600    51,264
   *Delta Air Lines, Inc....................................... 5,168    49,768
    Deluxe Corp................................................ 1,100    34,661
   *DigitalGlobe, Inc..........................................   600    15,564
   *Dollar Thrifty Automotive Group, Inc.......................   500    38,500
    Donaldson Co., Inc.........................................   800    25,816
    Douglas Dynamics, Inc......................................   400     6,076
    Dover Corp................................................. 1,666    96,995
   *Ducommun, Inc..............................................   300     4,092
    Dun & Bradstreet Corp. (The)...............................   224    18,153
   *DXP Enterprises, Inc.......................................   200     9,846
   *Dycom Industries, Inc......................................   700     9,968
    Dynamic Materials Corp.....................................   200     2,684
    Eastern Co. (The)..........................................   142     2,272
   #Eaton Corp................................................. 1,000    47,220
   *Echo Global Logistics, Inc.................................   376     6,321
    EMCOR Group, Inc........................................... 1,600    51,456
    Emerson Electric Co........................................ 1,500    72,645
   *Encore Capital Group, Inc..................................   500    14,500
    Encore Wire Corp...........................................   700    21,602
   *Energy Recovery, Inc.......................................   992     2,946
   *EnerSys, Inc............................................... 1,200    41,376
   *Engility Holdings, Inc.....................................   266     5,054
    Ennis, Inc.................................................   500     7,650
   *EnPro Industries, Inc......................................   600    21,936
    Equifax, Inc............................................... 1,600    80,064
    ESCO Technologies, Inc.....................................   700    26,208
   *Esterline Technologies Corp................................   800    46,232

                                     1250

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
 Industrials -- (Continued)
    Exelis, Inc..............................................  2,016 $   22,297
    Expeditors International of Washington, Inc..............    700     25,627
   *Exponent, Inc............................................    300     16,494
    Fastenal Co..............................................    600     26,820
   *Federal Signal Corp......................................  1,700      9,809
    FedEx Corp...............................................  2,068    190,235
   *Flow International Corp..................................    319      1,059
    Flowserve Corp...........................................    227     30,756
    Fluor Corp...............................................    785     43,842
    Forward Air Corp.........................................    500     16,685
   *Franklin Covey Co........................................    700      8,414
    Franklin Electric Co., Inc...............................    500     28,970
    FreightCar America, Inc..................................    300      5,775
  #*FTI Consulting, Inc......................................  1,200     31,152
   *Fuel Tech, Inc...........................................    600      2,448
   *Furmanite Corp...........................................    800      4,040
    G & K Services, Inc. Class A.............................    500     16,125
    Gardner Denver, Inc......................................    100      6,933
    GATX Corp................................................  1,400     58,044
   *GenCorp, Inc.............................................  1,200     10,584
    Generac Holdings, Inc....................................  1,093     37,162
   *General Cable Corp.......................................  1,052     30,014
   *General Dynamics Corp....................................  1,700    115,736
    General Electric Co...................................... 63,903  1,345,797
  #*Genesee & Wyoming, Inc. Class A..........................    800     57,976
    Geo Group, Inc. (The)....................................  1,630     45,184
   *GeoEye, Inc..............................................    600     18,822
   *Gibraltar Industries, Inc................................    800      9,968
    Global Power Equipment Group, Inc........................    500      8,450
    Gorman-Rupp Co. (The)....................................    500     13,500
   *GP Strategies Corp.......................................    600     11,550
    Graco, Inc...............................................    400     19,224
   *GrafTech International, Ltd..............................  1,466     15,408
    Graham Corp..............................................    250      4,493
    Granite Construction, Inc................................  1,100     33,231
    Great Lakes Dredge & Dock Corp...........................  1,000      7,950
   *Greenbrier Cos., Inc.....................................    700     12,187
    Griffon Corp.............................................  1,100     11,165
    Hardinge, Inc............................................    300      3,114
    Harsco Corp..............................................  2,094     41,859
   *Hawaiian Holdings, Inc...................................  1,200      7,116
    Heartland Express, Inc...................................  1,800     25,110
   #HEICO Corp...............................................    191      7,378
    HEICO Corp. Class A......................................    377     11,491
  #*Heritage-Crystal Clean, Inc..............................     99      1,752
    Herman Miller, Inc.......................................    300      5,817
  #*Hertz Global Holdings, Inc...............................  2,420     32,113
   *Hexcel Corp..............................................    900     23,004
   *Hill International, Inc..................................    900      3,051
    HNI Corp.................................................    932     25,649
    Honeywell International, Inc.............................  1,400     85,736
    Houston Wire & Cable Co..................................    221      2,446
   *Hub Group, Inc. Class A..................................    900     27,909
    Hubbell, Inc. Class A....................................    100      7,824
    Hubbell, Inc. Class B....................................    300     25,116
   *Hudson Global, Inc.......................................    700      2,828
   *Huntington Ingalls Industries, Inc.......................    999     42,338
   *Hurco Cos., Inc..........................................    200      4,596
   *Huron Consulting Group, Inc..............................    413     11,915
   *Hyster-Yale Materials Handling, Inc......................    200      8,216
   *Hyster-Yale Materials Handling, Inc. Class B.............    200      8,216

                                     1251

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Industrials -- (Continued)
   *ICF International, Inc.....................................   350  $  6,423
   #IDEX Corp.................................................. 1,520    64,646
   *IHS, Inc...................................................   300    25,317
   *II-VI, Inc................................................. 1,177    19,432
    Illinois Tool Works, Inc................................... 1,200    73,596
    Ingersoll-Rand P.L.C....................................... 3,100   145,793
   *InnerWorkings, Inc.........................................   640     9,229
   *Innovative Solutions & Support, Inc........................   400     1,720
    Insperity, Inc.............................................   423    11,045
    Insteel Industries, Inc....................................   400     4,640
   *Integrated Electrical Services, Inc........................   500     2,700
    Interface, Inc............................................. 1,285    18,388
    International Shipholding Corp.............................   200     3,344
    Intersections, Inc.........................................   500     4,645
    Iron Mountain, Inc.........................................   600    20,760
   #ITT Corp................................................... 1,500    31,200
    J.B. Hunt Transport Services, Inc..........................   420    24,654
   *Jacobs Engineering Group, Inc..............................   833    32,145
   *JetBlue Airways Corp....................................... 7,800    41,262
    John Bean Technologies Corp................................   528     8,142
   #Joy Global, Inc............................................   500    31,225
   *Kadant, Inc................................................   200     4,858
    Kaman Corp.................................................   600    22,320
    Kansas City Southern....................................... 1,600   128,736
   *KAR Auction Services, Inc.................................. 1,819    36,380
    Kaydon Corp................................................   900    20,124
    KBR, Inc...................................................   800    22,288
    Kelly Services, Inc. Class A...............................   632     8,399
    Kennametal, Inc............................................ 1,500    53,130
   *Key Technology, Inc........................................   200     1,744
   *Kforce, Inc................................................   856     9,544
    Kimball International, Inc. Class B........................   600     7,164
   *Kirby Corp................................................. 1,300    74,724
    Knight Transportation, Inc................................. 2,000    30,240
    Knoll, Inc.................................................   628     9,037
   *Korn/Ferry International...................................   800    10,712
   *Kratos Defense & Security Solutions, Inc...................   970     5,345
    L.B. Foster Co. Class A....................................   200     6,602
    L-3 Communications Holdings, Inc........................... 1,600   118,080
   #Landstar System, Inc.......................................   400    20,260
    Lawson Products, Inc.......................................   185     1,315
   *Layne Christensen Co.......................................   500    11,145
    Lennox International, Inc..................................   560    28,028
    Lincoln Electric Holdings, Inc............................. 1,808    78,413
    Lindsay Corp...............................................   300    22,911
   *LMI Aerospace, Inc.........................................   300     6,024
    Lockheed Martin Corp.......................................   324    30,349
    LSI Industries, Inc........................................   700     4,746
   *Lydall, Inc................................................   400     5,164
   *Manitex International, Inc.................................   225     1,593
    Manitowoc Co., Inc. (The)..................................   900    12,825
    Manpower, Inc.............................................. 1,514    57,441
    Marten Transport, Ltd......................................   600    11,100
   #Masco Corp................................................. 1,200    18,108
  #*MasTec, Inc................................................ 1,200    27,072
   *Mastech Holdings, Inc......................................    44       218
    Matson, Inc................................................ 1,017    21,611
    McGrath RentCorp...........................................   700    18,382
   *Meritor, Inc............................................... 1,377     6,086
   *Metalico, Inc.............................................. 1,567     3,338
    Met-Pro Corp...............................................   533     4,840

                                     1252

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Industrials -- (Continued)
   *MFRI, Inc..................................................   200  $  1,100
   *Michael Baker Corp.........................................   300     6,783
   *Middleby Corp..............................................   215    26,864
    Miller Industries, Inc.....................................   300     4,605
    Mine Safety Appliances Co.................................. 1,000    38,600
   *Mistras Group, Inc.........................................   400     8,836
   *Mobile Mini, Inc...........................................   700    12,194
   *Moog, Inc. Class A......................................... 1,100    40,711
   *Moog, Inc. Class B.........................................   138     5,120
    MSC Industrial Direct Co., Inc. Class A....................   100     7,460
    Mueller Industries, Inc.................................... 1,100    48,180
    Mueller Water Products, Inc. Class A....................... 3,445    17,948
    Multi-Color Corp...........................................   432     9,815
   *MYR Group, Inc.............................................   300     6,354
    National Presto Industries, Inc............................   100     7,435
   *National Technical Systems, Inc............................   300     2,409
   *Navigant Consulting, Inc................................... 1,100    11,429
   *Nielsen Holdings NV........................................   156     4,512
    NL Industries, Inc.........................................   941     9,570
   *NN, Inc....................................................   700     5,796
   #Nordson Corp...............................................   400    23,612
    Norfolk Southern Corp...................................... 3,416   209,572
    Northrop Grumman Corp...................................... 1,795   123,299
   *Northwest Pipe Co..........................................   100     2,298
   *Old Dominion Freight Line, Inc............................. 1,800    60,372
   *Omega Flex, Inc............................................   169     2,113
   *On Assignment, Inc......................................... 1,100    20,988
   *Orbital Sciences Corp...................................... 1,000    13,400
   *Orion Energy Systems, Inc..................................   900     1,476
   *Orion Marine Group, Inc.................................... 1,000     6,690
   *Oshkosh Corp...............................................   857    25,693
   *Owens Corning, Inc......................................... 2,256    75,779
    P.A.M. Transportation Services, Inc........................   300     2,985
    PACCAR, Inc................................................   550    23,837
   #Parker Hannifin Corp.......................................   500    39,330
   *Park-Ohio Holdings Corp....................................   200     4,424
   *Patrick Industries, Inc....................................   117     2,067
   *Patriot Transportation Holding, Inc........................   242     6,776
   *Pentair, Inc............................................... 2,088    88,197
   *Pike Electric Corp.........................................   300     2,733
   #Pitney Bowes, Inc..........................................   300     4,308
   *PMFG, Inc..................................................   256     1,664
   *Portfolio Recovery Associates, Inc.........................   500    52,325
   *Powell Industries, Inc.....................................   300    11,934
   *PowerSecure International, Inc.............................   500     3,230
    Precision Castparts Corp...................................   200    34,614
    Preformed Line Products Co.................................   191    10,289
    Primoris Services Corp.....................................   600     8,382
    Quanex Building Products Corp.............................. 1,000    19,770
   *Quanta Services, Inc....................................... 1,500    38,895
    Raven Industries, Inc......................................   600    16,374
    Raytheon Co................................................ 1,600    90,496
   *RBC Bearings, Inc..........................................   700    34,762
   *RCM Technologies, Inc......................................   400     2,232
    Regal-Beloit Corp.......................................... 1,000    65,180
   *Republic Airways Holdings, Inc............................. 1,000     4,670
    Republic Services, Inc..................................... 2,910    82,498
    Resources Connection, Inc..................................   500     6,170
   *Roadrunner Transportation Systems, Inc.....................   799    13,927
    Robbins & Myers, Inc.......................................   800    47,424
   #Robert Half International, Inc.............................   500    13,445

                                     1253

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Industrials -- (Continued)
    Rockwell Automation, Inc...................................    500 $ 35,530
   #Rockwell Collins, Inc......................................    500   26,790
    Rollins, Inc...............................................  1,060   24,030
    Roper Industries, Inc......................................  1,300  141,921
  #*RR Donnelley & Sons Co.....................................  3,900   39,078
   *Rush Enterprises, Inc. Class A.............................    750   14,250
    Ryder System, Inc..........................................  1,300   58,656
   *Saia, Inc..................................................    300    6,780
    Sauer-Danfoss, Inc.........................................    300   12,018
    Schawk, Inc................................................    800    9,872
    SeaCube Container Leasing, Ltd.............................    489    9,056
   *Shaw Group, Inc. (The).....................................    877   38,404
    Simpson Manufacturing Co., Inc.............................  1,400   42,644
    SkyWest, Inc...............................................    900    9,855
   *SL Industries, Inc.........................................    200    2,800
    Snap-on, Inc...............................................  1,000   77,330
    Southwest Airlines Co...................................... 12,663  111,688
   *Spirit Aerosystems Holdings, Inc. Class A..................  1,946   30,416
   *Spirit Airlines, Inc.......................................    187    3,282
    SPX Corp...................................................    846   58,027
   *Standard Parking Corp......................................    200    4,570
    Standex International Corp.................................    300   13,872
    Stanley Black & Decker, Inc................................  1,304   90,367
    Steelcase, Inc. Class A....................................  2,300   23,023
   *Stericycle, Inc............................................    300   28,428
   *Sterling Construction Co., Inc.............................    400    3,560
    Sun Hydraulics Corp........................................    300    7,992
   *Swift Transportation Co....................................  1,700   16,575
   *SYKES Enterprises, Inc.....................................  1,080   14,710
    Sypris Solutions, Inc......................................    700    4,410
    TAL International Group, Inc...............................    900   30,726
   *Taser International, Inc...................................  1,471   11,489
   *Team, Inc..................................................    500   16,390
   *Tecumseh Products Co. Class A..............................    300    1,509
   *Teledyne Technologies, Inc.................................    800   51,224
    Tennant Co.................................................    300   11,226
   *Terex Corp.................................................  1,659   37,410
   *Tetra Tech, Inc............................................  1,600   41,504
   #Textainer Group Holdings, Ltd..............................    800   24,160
   #Textron, Inc...............................................  2,314   58,336
    Timken Co..................................................  1,100   43,439
   #Titan International, Inc...................................    555   11,644
    Toro Co. (The).............................................    400   16,888
    Towers Watson & Co.........................................    400   21,484
   *TransDigm Group, Inc.......................................    100   13,321
   *TRC Cos., Inc..............................................    700    5,047
   *Trex Co., Inc..............................................    222    7,757
   *Trimas Corp................................................    300    7,524
    Trinity Industries, Inc....................................  1,900   59,432
    Triumph Group, Inc.........................................  1,120   73,270
   *TrueBlue, Inc..............................................    575    7,504
   *Tutor Perini Corp..........................................    600    6,084
   #Twin Disc, Inc.............................................    400    6,064
    Tyco International, Ltd....................................  2,430   65,294
   *Ultralife Corp.............................................    400    1,228
    UniFirst Corp..............................................    440   30,611
    Union Pacific Corp.........................................  2,900  356,787
  #*United Continental Holdings, Inc...........................  2,400   46,104
    United Parcel Service, Inc. Class B........................  1,100   80,575
  #*United Rentals, Inc........................................    425   17,280
    United Stationers, Inc.....................................    900   26,118

                                     1254

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Industrials -- (Continued)
   United Technologies Corp................................. 1,655  $   129,355
   Universal Forest Products, Inc...........................   600       23,100
   Universal Truckload Services, Inc........................   325        5,148
   URS Corp................................................. 1,700       56,916
 #*US Airways Group, Inc.................................... 1,900       23,142
   US Ecology, Inc..........................................   400        9,492
 #*USG Corp................................................. 1,447       38,649
   UTi Worldwide, Inc....................................... 1,678       23,307
   Valmont Industries, Inc..................................   500       67,550
  *Verisk Analytics, Inc. Class A...........................   350       17,850
  *Versar, Inc..............................................   300        1,128
   Viad Corp................................................   600       12,726
  *Vicor Corp...............................................   655        4,179
  *Virco Manufacturing Corp.................................   285          687
  *Volt Information Sciences, Inc...........................   900        6,300
   W.W. Grainger, Inc.......................................   120       24,169
  *WABCO Holdings, Inc......................................   284       16,634
   Wabtec Corp..............................................   300       24,570
 #*Waste Connections, Inc................................... 2,000       65,660
   Waste Management, Inc.................................... 1,474       48,259
  #Watsco, Inc..............................................   400       27,340
   Watts Water Technologies, Inc. Class A...................   800       32,184
  #Werner Enterprises, Inc.................................. 1,700       39,372
  *WESCO International, Inc.................................   649       42,107
   Woodward, Inc............................................ 1,000       33,500
   Xylem, Inc............................................... 1,471       35,686
                                                                    -----------
Total Industrials...........................................         12,271,266
                                                                    -----------
Information Technology -- (13.7%)
 #*3D Systems Corp..........................................   600       26,100
   Accenture P.L.C. Class A.................................   573       38,626
  *ACI Worldwide, Inc.......................................   561       21,935
   Activision Blizzard, Inc................................. 1,200       13,068
  *Actuate Corp............................................. 1,300        6,929
  *Acxiom Corp.............................................. 2,300       41,975
  *ADDvantage Technologies Group, Inc.......................   400          824
  *Adobe Systems, Inc....................................... 1,124       38,216
  #ADTRAN, Inc..............................................   600       10,134
  *Advanced Energy Industries, Inc.......................... 1,100       12,991
 #*Advanced Micro Devices, Inc.............................. 3,816        7,823
  *Advent Software, Inc.....................................   859       18,640
  *Agilysys, Inc............................................   531        4,338
  *Akamai Technologies, Inc.................................   612       23,250
 #*Alliance Data Systems Corp...............................   100       14,305
   Altera Corp..............................................   500       15,240
   Amdocs, Ltd.............................................. 1,300       42,991
   American Software, Inc. Class A..........................   900        7,371
 #*Amkor Technology, Inc.................................... 4,400       19,008
   Amphenol Corp. Class A...................................   600       36,078
  *Amtech Systems, Inc......................................   400        1,288
   Analog Devices, Inc...................................... 1,543       60,347
  *Anaren, Inc..............................................   500        9,015
 #*Ancestry.com, Inc........................................   800       25,280
   Anixter International, Inc...............................   736       43,144
  *ANSYS, Inc...............................................   300       21,264
  *AOL, Inc................................................. 2,187       75,080
   Apple, Inc............................................... 1,600      952,160
   Applied Materials, Inc................................... 6,330       67,098
  *Applied Micro Circuits Corp..............................   800        4,640
  *Arris Group, Inc......................................... 2,960       40,670
  *Arrow Electronics, Inc................................... 1,426       50,238

                                     1255

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
 Information Technology -- (Continued)
  #*Aruba Networks, Inc........................................    162 $  2,944
   *Aspen Technology, Inc......................................  1,102   27,308
   *Atmel Corp.................................................  1,400    6,531
   *ATMI, Inc..................................................    900   17,775
   *Autodesk, Inc..............................................    900   28,656
    Automatic Data Processing, Inc.............................  1,000   57,790
    Avago Technologies, Ltd....................................    600   19,818
   *Aviat Networks, Inc........................................    949    2,164
   *Avid Technology, Inc.......................................    900    5,283
   *Avnet, Inc.................................................  1,633   46,785
    AVX Corp...................................................  3,100   30,504
    Aware, Inc.................................................    900    5,481
   *AXT, Inc...................................................    300      963
    Badger Meter, Inc..........................................    300   12,852
    Bel Fuse, Inc. Class B.....................................    300    4,968
   *Benchmark Electronics, Inc.................................  1,800   26,676
    Black Box Corp.............................................    600   13,152
    Blackbaud, Inc.............................................    350    8,320
   *Blucora, Inc...............................................  1,000   17,550
   *BMC Software, Inc..........................................    600   24,420
   *Bottomline Technologies, Inc...............................    661   15,467
    Broadcom Corp. Class A.....................................  1,212   38,220
    Broadridge Financial Solutions, Inc........................    813   18,658
   *Brocade Communications Systems, Inc........................  4,903   25,986
    Brooks Automation, Inc.....................................  1,100    7,942
   *Bsquare Corp...............................................    300      885
   *BTU International, Inc.....................................    300      585
    CA, Inc....................................................  2,049   46,143
    Cabot Microelectronics Corp................................    600   17,880
   *CACI International, Inc. Class A...........................    606   30,561
  #*Cadence Design Systems, Inc................................    600    7,596
   *CalAmp Corp................................................    500    4,440
   *Callidus Software, Inc.....................................     60      278
   *Cardtronics, Inc...........................................    413   11,733
    Cass Information Systems, Inc..............................    176    7,387
   *CEVA, Inc..................................................    500    7,575
   *Checkpoint Systems, Inc....................................    567    4,604
   *Cirrus Logic, Inc..........................................  1,300   52,988
   *Cisco Systems, Inc......................................... 16,702  286,272
   *Citrix Systems, Inc........................................    400   24,724
   #Cognex Corp................................................  1,140   41,564
   *Cognizant Technology Solutions Corp. Class A...............    400   26,660
   *Coherent, Inc..............................................    700   31,955
    Cohu, Inc..................................................    600    5,280
   *CommVault Systems, Inc.....................................    200   12,494
    Computer Sciences Corp.....................................  2,500   76,125
   *Computer Task Group, Inc...................................    500    9,325
   *Compuware Corp.............................................  3,943   34,146
   *comScore, Inc..............................................    295    4,180
    Comtech Telecommunications Corp............................    587   14,775
  #*Concur Technologies, Inc...................................    600   39,738
    Convergys Corp.............................................  3,400   57,154
   *CoreLogic, Inc.............................................  2,743   65,283
    Corning, Inc...............................................  5,395   63,391
   *CoStar Group, Inc..........................................    383   31,751
   *Cray, Inc..................................................    985   11,987
  #*Cree, Inc..................................................  2,461   74,642
    Crexendo, Inc..............................................    200      460
   *CSG Systems International, Inc.............................    860   17,725
    CTS Corp...................................................    500    4,140
   *CyberOptics Corp...........................................    300    2,250

                                     1256

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
  *Cymer, Inc..................................................   655  $ 52,197
   Cypress Semiconductor Corp..................................   800     7,928
   Daktronics, Inc.............................................   587     5,148
  *DealerTrack Holdings, Inc................................... 1,000    27,330
   Dell, Inc................................................... 1,600    14,768
 #*Demand Media, Inc...........................................   223     1,902
  *Dice Holdings, Inc.......................................... 1,343    11,859
   Diebold, Inc................................................ 1,200    35,700
  *Digi International, Inc.....................................   900     8,478
   Digimarc Corp...............................................   128     2,514
  *Digital River, Inc..........................................   600     8,604
  *Diodes, Inc.................................................   900    13,644
 #*Document Security Systems, Inc..............................   200       556
 #*Dolby Laboratories, Inc. Class A............................   200     6,318
  *DSP Group, Inc..............................................   600     3,300
   DST Systems, Inc............................................   620    35,365
  *DTS, Inc....................................................   367     7,700
  *Dynamics Research Corp......................................   300     1,935
   EarthLink, Inc.............................................. 3,100    19,654
  *eBay, Inc................................................... 3,900   188,331
  #Ebix, Inc...................................................   762    16,604
  *EchoStar Corp. Class A......................................   422    13,403
   Electro Rent Corp...........................................   677    10,642
   Electro Scientific Industries, Inc..........................   800     8,544
  *Electronic Arts, Inc........................................ 1,500    18,525
  *Electronics for Imaging, Inc................................   600    10,416
  *EMC Corp.................................................... 5,400   131,868
 #*EMCORE Corp.................................................   300     1,395
  *Emulex Corp................................................. 1,500    10,440
  *Entegris, Inc............................................... 2,200    18,062
  *Entropic Communications, Inc................................ 1,007     4,844
  *Envestnet, Inc..............................................   684     9,562
   EPIQ Systems, Inc...........................................   900    10,989
  *ePlus, Inc..................................................   109     3,899
  *Equinix, Inc................................................   448    80,824
  *Euronet Worldwide, Inc......................................   700    14,203
  *Exar Corp................................................... 1,140     9,747
  *ExlService Holdings, Inc....................................   500    14,820
  *Extreme Networks............................................ 2,847     9,281
  *F5 Networks, Inc............................................   300    24,744
  *Fabrinet....................................................   700     6,741
  #FactSet Research Systems, Inc...............................   100     9,055
   Fair Isaac Corp.............................................   900    41,940
  *Fairchild Semiconductor International, Inc.................. 3,216    37,820
  *FalconStor Software, Inc....................................   700     1,554
  *FARO Technologies, Inc......................................   300    12,060
   FEI Co......................................................   800    44,040
   Fidelity National Information Services, Inc................. 4,349   142,952
  *Finisar Corp................................................ 1,400    16,128
  *Fiserv, Inc................................................. 1,500   112,410
   FLIR Systems, Inc...........................................   800    15,544
  *FormFactor, Inc............................................. 1,400     6,384
   Forrester Research, Inc.....................................   400    11,576
  *Fortinet, Inc...............................................   500     9,685
  *Frequency Electronics, Inc..................................   300     2,517
  *Gartner Group, Inc..........................................   500    23,205
   Genpact, Ltd................................................ 2,845    50,100
  *Global Cash Access Holdings, Inc............................ 1,816    12,803
   Global Payments, Inc........................................   675    28,856
  *Globecomm Systems, Inc......................................   600     6,510
  *Google, Inc. Class A........................................   400   271,908

                                     1257

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
  *GSI Group, Inc..............................................    825 $  6,410
 #*GT Advanced Technologies, Inc...............................  2,200    9,548
  *Hackett Group, Inc. (The)...................................  1,600    6,224
  *Harmonic, Inc...............................................  1,400    6,076
   Harris Corp.................................................    500   22,890
   Heartland Payment Systems, Inc..............................    628   16,378
   Hewlett-Packard Co..........................................  5,674   78,585
  *Hittite Microwave Corp......................................    653   36,986
  *I.D. Systems, Inc...........................................    400    2,100
   IAC/InterActiveCorp.........................................  1,207   58,358
  *Identive Group, Inc.........................................  1,108    1,330
  *iGATE Corp..................................................    361    5,794
  *Ikanos Communications, Inc..................................    410      570
  *Imation Corp................................................    400    1,828
  *Immersion Corp..............................................    800    3,456
 #*Infinera Corp...............................................  1,900    9,348
  *Informatica Corp............................................    400   10,856
  *Ingram Micro, Inc. Class A..................................  1,600   24,320
  *Innodata, Inc...............................................    200      718
  *Insight Enterprises, Inc....................................    900   14,553
  *Integrated Device Technology, Inc...........................  2,200   11,968
  *Integrated Silicon Solution, Inc............................    836    7,148
   Intel Corp.................................................. 13,000  281,125
  *Interactive Intelligence Group, Inc.........................    200    6,342
  *Intermec, Inc...............................................  1,700   11,526
  *Internap Network Services Corp..............................  1,600   10,960
   International Business Machines Corp........................  2,200  427,966
  *International Rectifier Corp................................  1,100   17,039
  *Interphase Corp.............................................    200      428
   Intersil Corp. Class A......................................  3,800   26,790
  *Intevac, Inc................................................    700    3,500
  *IntriCon Corp...............................................    200      986
   Intuit, Inc.................................................    400   23,768
 #*IPG Photonics Corp..........................................    260   13,801
  *Itron, Inc..................................................  1,000   41,060
  *Ixia........................................................  1,573   22,038
  #j2 Global, Inc..............................................  1,050   31,542
   Jabil Circuit, Inc..........................................  1,000   17,340
   Jack Henry & Associates, Inc................................  1,056   40,128
  *JDA Software Group, Inc.....................................  1,200   45,768
  *JDS Uniphase Corp...........................................  1,700   16,473
  *Juniper Networks, Inc.......................................  2,600   43,082
  *Kenexa Corp.................................................    800   36,768
  *Key Tronic Corp.............................................    400    4,540
   Keynote Systems, Inc........................................    200    2,858
 #*KIT Digital, Inc............................................    661    1,838
  #KLA-Tencor Corp.............................................    900   41,868
  *Kopin Corp..................................................  1,717    6,456
  *Kulicke & Soffa Industries, Inc.............................  1,300   13,338
  *KVH Industries, Inc.........................................    400    5,528
  *Lam Research Corp...........................................  2,587   91,580
  *Lattice Semiconductor Corp..................................  2,800   10,864
   Lender Processing Services, Inc.............................    500   12,055
  #Lexmark International, Inc. Class A.........................  1,300   27,638
   Linear Technology Corp......................................    740   23,132
  *Lionbridge Technologies, Inc................................    322    1,021
 #*Liquidity Services, Inc.....................................    419   17,275
   Littlefuse, Inc.............................................    600   32,160
  *LogMeIn, Inc................................................     56    1,382
  *LoJack Corp.................................................    600    1,368
   Loral Space & Communications, Inc...........................    400   31,464

                                     1258

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
  *LSI Corp....................................................  1,600 $ 10,960
  *Manhattan Associates, Inc...................................    320   19,200
   ManTech International Corp. Class A.........................    600   13,782
   Marchex, Inc. Class B.......................................    900    3,681
   Marvell Technology Group, Ltd...............................  4,170   32,901
   MasterCard, Inc. Class A....................................    200   92,186
   Maxim Integrated Products, Inc..............................  1,493   41,095
   MAXIMUS, Inc................................................    800   44,144
  *Measurement Specialties, Inc................................    500   16,305
  *Mentor Graphics Corp........................................  2,700   41,904
  *Mercury Computer Systems, Inc...............................    700    5,737
   Methode Electronics, Inc....................................      9       91
   Micrel, Inc.................................................    700    6,783
  #Microchip Technology, Inc...................................    600   18,810
  *Micron Technology, Inc......................................  7,400   40,145
 #*MICROS Systems, Inc.........................................    200    9,078
  *Microsemi Corp..............................................  1,100   21,120
   Microsoft Corp.............................................. 16,000  456,560
  *MIPS Technologies, Inc......................................  1,000    6,990
   MKS Instruments, Inc........................................  1,500   35,445
  *ModusLink Global Solutions, Inc.............................    900    2,637
  #Molex, Inc..................................................    249    6,467
   Molex, Inc. Class A.........................................    882   18,910
  *MoneyGram International, Inc................................    262    4,071
  *Monolithic Power Systems, Inc...............................    760   14,767
   Monotype Imaging Holdings, Inc..............................    800   12,248
 #*Monster Worldwide, Inc......................................  3,200   19,904
   Motorola Solutions, Inc.....................................    747   38,605
  *Move, Inc...................................................    292    2,421
   MTS Systems Corp............................................    300   15,123
  *Multi-Fineline Electronix, Inc..............................    800   16,912
  *NAPCO Security Technologies, Inc............................    600    2,022
   National Instruments Corp...................................  1,500   35,340
  *NCR Corp....................................................    800   17,024
  *NetApp, Inc.................................................    600   16,140
 #*NETGEAR, Inc................................................    825   29,296
  *NetScout Systems, Inc.......................................  1,100   27,203
 #*NetSuite, Inc...............................................    548   34,803
  *NeuStar, Inc. Class A.......................................    700   25,613
  *Newport Corp................................................    800    8,656
   NIC, Inc....................................................    700   10,010
 #*Nuance Communications, Inc..................................  1,500   33,390
  *NVIDIA Corp.................................................  4,300   51,471
 #*Oclaro, Inc.................................................    500      985
  *OmniVision Technologies, Inc................................    800   11,440
  *ON Semiconductor Corp.......................................  3,364   20,689
  *Online Resources Corp.......................................  1,300    3,744
 #*OpenTable, Inc..............................................      7      329
  *Oplink Communications, Inc..................................    456    6,776
  #OPNET Technologies, Inc.....................................    278   11,796
   Oracle Corp.................................................  8,700  270,135
  *OSI Systems, Inc............................................    500   39,625
  *PAR Technology Corp.........................................    400    2,140
  *Parametric Technology Corp..................................    700   14,126
   Park Electrochemical Corp...................................    600   14,892
  #Paychex, Inc................................................    800   25,944
   PC Connection, Inc..........................................  1,000   10,290
  *PC Mall, Inc................................................    400    2,544
   PC-Tel, Inc.................................................    700    4,564
  *PDF Solutions, Inc..........................................    800   10,592
  *Perficient, Inc.............................................    570    6,481

                                     1259

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
  *Performance Technologies, Inc...............................   400  $    476
  *Pericom Semiconductor Corp..................................   900     6,957
  *Pervasive Software, Inc.....................................   700     6,006
  *Photronics, Inc.............................................   800     3,912
  *Planar Systems, Inc.........................................   569       751
   Plantronics, Inc............................................ 1,000    32,440
  *Plexus Corp.................................................   900    24,219
  *PLX Technology, Inc.........................................   900     3,897
  *PMC-Sierra, Inc............................................. 3,455    16,169
  *Polycom, Inc................................................ 1,800    18,036
   Power Integrations, Inc.....................................   700    20,706
 #*Power-One, Inc.............................................. 2,803    11,296
  *Presstek, Inc...............................................   450       223
  *PRGX Global, Inc............................................   700     5,474
  *Progress Software Corp...................................... 1,682    33,169
  *PROS Holdings, Inc..........................................   300     5,799
   QAD, Inc. Class A...........................................   407     4,978
   QAD, Inc. Class B...........................................   101     1,212
  *QLogic Corp................................................. 1,500    14,070
   QUALCOMM, Inc............................................... 3,200   187,440
 #*QuickLogic Corp.............................................   300       786
 #*Rackspace Hosting, Inc......................................   300    19,107
  *Radisys Corp................................................   900     2,556
  *RealNetworks, Inc........................................... 1,200     9,084
  *Red Hat, Inc................................................   800    39,336
  *Reis, Inc...................................................   200     2,339
  *Responsys, Inc..............................................   275     2,458
  *RF Micro Devices, Inc....................................... 3,801    16,762
   Richardson Electronics, Ltd.................................   500     5,825
   Rimage Corp.................................................   400     2,392
  *Riverbed Technology, Inc....................................   550    10,158
  *Rofin-Sinar Technologies, Inc...............................   400     7,284
  *Rogers Corp.................................................   400    15,764
  *Rosetta Stone, Inc..........................................   400     4,684
  *Rovi Corp...................................................   468     6,332
  *Rubicon Technology, Inc.....................................   590     5,127
  *Rudolph Technologies, Inc................................... 1,000     9,510
  *SAIC, Inc................................................... 1,800    19,782
 #*Salesforce.com, Inc.........................................   200    29,196
  *Sandisk Corp................................................ 1,900    79,344
  *Sanmina-SCI Corp............................................   900     8,001
  *Sapient Corp................................................ 1,500    15,420
  *ScanSource, Inc.............................................   700    20,475
  *SeaChange International, Inc................................   516     4,670
   Seagate Technology.......................................... 3,440    93,981
  *Semtech Corp................................................ 1,100    27,467
  *Sigma Designs, Inc..........................................   300     1,782
  *Silicon Image, Inc.......................................... 1,500     6,600
  *Silicon Laboratories, Inc...................................   600    24,252
  *Skyworks Solutions, Inc.....................................   600    14,040
  *SolarWinds, Inc.............................................   200    10,118
  *Spansion, Inc. Class A......................................   800     8,872
  *SS&C Technologies Holdings, Inc............................. 1,543    37,078
  *Stamps.com, Inc.............................................   300     8,256
  *StarTek, Inc................................................   300       870
  *STEC, Inc................................................... 1,100     6,457
 #*Stratasys, Inc..............................................   200    13,334
  *Super Micro Computer, Inc...................................   364     2,879
  *Supertex, Inc...............................................   200     3,822
  *Support.com, Inc............................................ 1,000     4,640
  *Sycamore Networks, Inc......................................   720     4,162

                                     1260

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             Shares   Value+
                                                             ------ -----------
Information Technology -- (Continued)
  *Symantec Corp............................................    700 $    12,733
  *Symmetricom, Inc.........................................  1,003       6,168
 #*Synaptics, Inc...........................................    750      17,370
  *SYNNEX Corp..............................................  1,100      35,629
  *Synopsys, Inc............................................  1,853      59,667
   Syntel, Inc..............................................    300      17,883
  *Take-Two Interactive Software, Inc.......................  1,200      13,380
  *TE Connectivity, Ltd.....................................  1,413      45,470
  *Tech Data Corp...........................................  1,200      53,172
  *TechTarget, Inc..........................................    636       3,040
  *TeleNav, Inc.............................................    500       3,520
  *TeleTech Holdings, Inc...................................    609      10,256
   Tellabs, Inc.............................................  5,900      17,228
   Telular Corp.............................................    600       5,994
  *Teradata Corp............................................    800      54,648
  *Teradyne, Inc............................................  2,100      30,702
   Tessco Technologies, Inc.................................    150       3,120
   Tessera Technologies, Inc................................  1,453      20,589
   Texas Instruments, Inc...................................  2,200      61,798
  *TIBCO Software, Inc......................................    600      15,126
  *TNS, Inc.................................................    200       2,864
   Total System Services, Inc...............................    300       6,747
  *Transact Technologies, Inc...............................    400       3,096
  *Trimble Navigation, Ltd..................................    600      28,308
  *TriQuint Semiconductor, Inc..............................  3,000      14,100
  *TTM Technologies, Inc....................................  1,700      15,300
  *Tyler Technologies, Inc..................................    400      19,124
  *Ultimate Software Group, Inc.............................     70       7,095
  *Ultra Clean Holdings.....................................    800       3,704
  *Ultratech, Inc...........................................    600      18,546
  *Unisys Corp..............................................    310       5,286
   United Online, Inc.......................................  2,200      11,792
  *ValueClick, Inc..........................................  1,175      19,587
 #*Veeco Instruments, Inc...................................    950      29,165
 #*VeriFone Systems, Inc....................................    368      10,908
 #*Verint Systems, Inc......................................    500      13,635
 #*VeriSign, Inc............................................    500      18,535
  *ViaSat, Inc..............................................  1,000      38,840
  *Viasystems Group, Inc....................................    180       2,756
  *Video Display Corp.......................................    300       1,068
  *Virtusa Corp.............................................    632      10,845
   Visa, Inc................................................  1,600     222,016
  *Vishay Intertechnology, Inc..............................  1,800      14,904
  *Vishay Precision Group, Inc..............................    450       5,872
 #*VistaPrint NV............................................    519      15,814
 #*VMware, Inc. Class A.....................................    100       8,477
  *Web.com Group, Inc.......................................    966      15,243
  *Websense, Inc............................................    325       4,296
   Western Digital Corp.....................................  2,865      98,069
   Western Union Co. (The)..................................    500       6,350
  *WEX, Inc.................................................    500      36,890
   Xerox Corp............................................... 14,416      92,839
   Xilinx, Inc..............................................    800      26,208
  *XO Group, Inc............................................    900       7,245
   Xyratex, Ltd.............................................    789       6,525
  *Yahoo!, Inc..............................................  5,300      89,093
  *Zebra Technologies Corp. Class A.........................    800      28,744
  *Zix Corp.................................................  1,300       3,770
  *Zygo Corp................................................    300       5,586
                                                                    -----------
Total Information Technology................................         11,141,034
                                                                    -----------

                                     1261

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Materials -- (5.7%)
   A. Schulman, Inc............................................   719  $ 18,450
  *AEP Industries, Inc.........................................   200    12,786
   Air Products & Chemicals, Inc...............................   500    38,765
   Airgas, Inc................................................. 1,000    88,970
   Albemarle Corp..............................................   300    16,533
   Alcoa, Inc.................................................. 7,600    65,132
   Allegheny Technologies, Inc.................................   843    22,213
  *Allied Nevada Gold Corp.....................................   400    14,768
  #AMCOL International Corp....................................   711    22,453
   American Vanguard Corp......................................   800    28,584
   AptarGroup, Inc............................................. 1,200    61,536
   Ashland, Inc................................................ 1,241    88,297
   Ball Corp...................................................   600    25,698
   Bemis Co., Inc.............................................. 2,200    72,710
   Boise, Inc.................................................. 1,804    15,136
   Buckeye Technologies, Inc................................... 1,400    36,680
   Cabot Corp.................................................. 1,200    42,912
  *Calgon Carbon Corp.......................................... 1,200    14,868
   Carpenter Technology Corp...................................   800    38,888
   Celanese Corp. Class A......................................   500    18,995
  *Century Aluminum Co......................................... 1,500    10,725
   CF Industries Holdings, Inc.................................   400    82,076
   Chase Corp..................................................   200     3,686
  *Chemtura Corp............................................... 1,494    23,799
  *Clearwater Paper Corp.......................................   600    23,724
  #Cliffs Natural Resources, Inc............................... 1,248    45,265
  *Coeur d'Alene Mines Corp.................................... 1,988    61,449
   Commercial Metals Co........................................ 3,400    46,784
  #Compass Minerals International, Inc.........................   300    23,655
  *Core Molding Technologies, Inc..............................   300     2,106
  *Crown Holdings, Inc.........................................   500    19,125
   Cytec Industries, Inc....................................... 1,100    75,702
   Deltic Timber Corp..........................................   300    20,358
  #Domtar Corp.................................................   802    63,960
   Dow Chemical Co. (The)...................................... 5,800   169,940
   E.I. du Pont de Nemours & Co................................ 1,800    80,136
   Eagle Materials, Inc........................................ 1,100    58,267
   Eastman Chemical Co.........................................   544    32,227
   Ecolab, Inc.................................................   592    41,203
  *Ferro Corp.................................................. 2,200     5,786
   FMC Corp....................................................   600    32,112
   Freeport-McMoRan Copper & Gold, Inc......................... 3,200   124,416
   Friedman Industries, Inc....................................   300     3,219
   FutureFuel Corp.............................................   169     1,993
 #*General Moly, Inc........................................... 1,900     7,030
   Georgia Gulf Corp...........................................   828    29,303
   Globe Specialty Metals, Inc................................. 1,042    15,661
  *Graphic Packaging Holding Co................................ 3,880    22,970
   Greif, Inc. Class A.........................................   600    25,176
   Greif, Inc. Class B.........................................   234    10,600
   H.B. Fuller Co.............................................. 1,200    36,480
   Hawkins, Inc................................................   233     9,110
   Haynes International, Inc...................................   259    13,126
   Hecla Mining Co............................................. 6,909    45,461
  *Horsehead Holding Corp......................................   226     2,045
   Huntsman Corp............................................... 2,700    40,608
   Innophos Holdings, Inc......................................   408    19,441
  *Innospec, Inc...............................................   210     6,800
   International Flavors & Fragrances, Inc.....................   300    19,386
   International Paper Co...................................... 3,400   121,822
  *Intrepid Potash, Inc........................................   717    15,580

                                     1262

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Materials -- (Continued)
   Kaiser Aluminum Corp........................................   500  $ 30,290
  *KapStone Paper & Packaging Corp............................. 1,400    30,758
   KMG Chemicals, Inc..........................................   300     5,124
   Koppers Holdings, Inc.......................................   100     3,570
  *Kraton Performance Polymers, Inc............................   400     8,728
  #Kronos Worldwide, Inc.......................................   564     7,529
  *Landec Corp.................................................   800     8,656
  *Louisiana-Pacific Corp...................................... 3,715    58,660
  *LSB Industries, Inc.........................................   200     8,054
  *LyondellBasell Industries NV Class A........................   962    51,361
  #Martin Marietta Materials, Inc..............................   747    61,486
  *Material Sciences Corp......................................   400     3,504
   Materion Corp...............................................   491    10,286
   MeadWestvaco Corp........................................... 2,179    64,695
  *Metals USA Holdings Corp....................................   900    13,122
   Minerals Technologies, Inc..................................   600    42,996
 #*Molycorp, Inc...............................................   100     1,040
   Monsanto Co.................................................   900    77,463
  *Mosaic Co. (The)............................................   960    50,246
   Myers Industries, Inc.......................................   775    11,493
   Neenah Paper, Inc...........................................   300     7,770
   NewMarket Corp..............................................   300    81,393
  *Newmont Mining Corp......................................... 2,600   141,830
   Noranda Aluminum Holding Corp............................... 1,000     6,130
   Nucor Corp.................................................. 2,275    91,296
   Olin Corp................................................... 1,900    39,406
   Olympic Steel, Inc..........................................   300     5,400
  *OM Group, Inc...............................................   900    18,207
  *Omnova Solutions, Inc....................................... 1,105     8,663
  *Owens-Illinois, Inc......................................... 1,196    23,310
   P.H. Glatfelter Co..........................................   800    14,248
   Packaging Corp. of America.................................. 1,220    43,029
  *Penford Corp................................................   200     1,540
   PolyOne Corp................................................ 2,011    38,068
   PPG Industries, Inc.........................................   400    46,832
   Praxair, Inc................................................   455    48,326
   Quaker Chemical Corp........................................   400    21,196
   Reliance Steel & Aluminum Co................................ 1,607    87,324
   Rock-Tenn Co. Class A.......................................   827    60,528
   Rockwood Holdings, Inc...................................... 1,200    55,080
   Royal Gold, Inc.............................................   900    79,272
   RPM International, Inc...................................... 2,900    77,314
  *RTI International Metals, Inc...............................   400     9,116
   Schnitzer Steel Industries, Inc. Class A....................   600    17,106
  #Scotts Miracle-Gro Co. Class A (The)........................   300    12,843
   Sealed Air Corp............................................. 2,662    43,178
   Sensient Technologies Corp.................................. 1,248    45,402
   Sherwin-Williams Co. (The)..................................   500    71,290
   Silgan Holdings, Inc........................................   600    25,986
   Sonoco Products Co.......................................... 1,434    44,640
  #Southern Copper Corp........................................   101     3,848
  *Spartech Corp............................................... 1,300    11,128
   Steel Dynamics, Inc......................................... 2,568    32,485
   Stepan Co...................................................   300    28,740
 #*Stillwater Mining Co........................................ 2,900    30,189
  *SunCoke Energy, Inc.........................................   810    13,017
 #*Texas Industries, Inc.......................................   700    30,191
  #Titanium Metals Corp........................................ 2,400    28,104
   Tredegar Corp...............................................   800    13,576
  *United States Lime & Minerals, Inc..........................   200     8,762
  #United States Steel Corp.................................... 2,269    46,265

                                     1263

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              Shares   Value+
                                                              ------ ----------
Materials -- (Continued)
  *Universal Stainless & Alloy Products, Inc.................    200 $    6,880
   Valspar Corp..............................................  1,800    100,854
   Vulcan Materials Co.......................................  1,494     68,679
   Walter Energy, Inc........................................    300     10,488
   Wausau Paper Corp.........................................  1,700     14,059
   Westlake Chemical Corp....................................  1,281     97,433
   Worthington Industries, Inc...............................  1,900     41,078
  *WR Grace & Co.............................................    400     25,664
   Zep, Inc..................................................    400      5,732
  *Zoltek Cos., Inc..........................................    900      6,165
                                                                     ----------
Total Materials..............................................         4,674,807
                                                                     ----------
Other -- (0.0%)
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares..............    100         --
 .*Gerber Scientific, Inc. Escrow Shares.....................    900         --
 .*Softbrands, Inc. Escrow Shares............................    600         --
                                                                     ----------
Total Other..................................................                --
                                                                     ----------
Telecommunication Services -- (3.3%)
   AT&T, Inc................................................. 33,080  1,144,237
   Atlantic Tele-Network, Inc................................    400     16,576
  *Cbeyond, Inc..............................................    677      5,186
   CenturyLink, Inc..........................................  4,000    153,520
 #*Cincinnati Bell, Inc......................................  3,500     18,235
   Consolidated Communications Holdings, Inc.................    775     11,966
  *Crown Castle International Corp...........................    400     26,700
  #Frontier Communications Corp.............................. 13,649     64,423
  *General Communications, Inc. Class A......................  1,100      9,614
   HickoryTech Corp..........................................    250      2,663
   IDT Corp. Class B.........................................    400      4,048
  *Iridium Communications, Inc...............................  1,497     11,063
 #*Leap Wireless International, Inc..........................  2,100     11,214
   Lumos Networks Corp.......................................    200      1,574
  *MetroPCS Communications, Inc..............................  1,833     18,715
  *Neutral Tandem, Inc.......................................    300      1,386
 #*NII Holdings, Inc.........................................    900      7,173
   NTELOS Holdings Corp......................................    200      3,050
  *ORBCOMM, Inc..............................................  1,200      4,200
  *Premiere Global Services, Inc.............................  1,000      8,500
   Primus Telecommunications Group, Inc......................     69      1,009
 #*SBA Communications Corp...................................    500     33,315
  *Sprint Nextel Corp........................................ 30,700    170,078
   Telephone & Data Systems, Inc.............................  2,313     57,524
  *tw telecom, Inc...........................................  1,200     30,564
  *United States Cellular Corp...............................    324     11,985
   USA Mobility, Inc.........................................    400      4,420
   Verizon Communications, Inc............................... 18,787    838,652
   Warwick Valley Telephone Co...............................     86      1,130
  #Windstream Corp...........................................  2,887     27,542
                                                                     ----------
Total Telecommunication Services.............................         2,700,262
                                                                     ----------
Utilities -- (2.8%)
  *AES Corp. (The)...........................................    900      9,405
   AGL Resources, Inc........................................    500     20,415
   ALLETE, Inc...............................................    600     24,972
   Alliant Energy Corp.......................................    400     17,880
   Ameren Corp...............................................    900     29,592
   American Electric Power Co., Inc..........................    900     39,996
   American States Water Co..................................    300     13,206
   American Water Works Co., Inc.............................    400     14,696

                                     1264

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Utilities -- (Continued)
   Aqua America, Inc...........................................  1,300 $ 33,007
   Artesian Resources Corp. Class A............................    200    4,602
   Atmos Energy Corp...........................................    700   25,179
   Avista Corp.................................................  1,000   25,420
   Black Hills Corp............................................    700   25,039
 #*Cadiz, Inc..................................................    300    2,580
   California Water Service Group..............................    600   11,052
  *Calpine Corp................................................  1,800   31,680
   CenterPoint Energy, Inc.....................................  1,600   34,672
   CH Energy Group, Inc........................................    300   19,509
   Chesapeake Utilities Corp...................................    241   11,320
   Cleco Corp..................................................    800   34,520
   CMS Energy Corp.............................................    400    9,728
   Connecticut Water Services, Inc.............................    200    6,126
   Consolidated Edison, Inc....................................    600   36,228
   Consolidated Water Co., Ltd.................................    450    3,533
   Dominion Resources, Inc.....................................  1,200   63,336
   DTE Energy Co...............................................    700   43,470
   Duke Energy Corp............................................  1,596  104,841
   Edison International, Inc...................................    700   32,858
   El Paso Electric Co.........................................    800   27,192
   Empire District Electric Co. (The)..........................    800   17,368
   Entergy Corp................................................    300   21,774
   Exelon Corp.................................................  1,721   61,577
   FirstEnergy Corp............................................    900   41,148
   Genie Energy, Ltd. Class B..................................    400    2,804
  *GenOn Energy, Inc........................................... 12,546   32,243
   Great Plains Energy, Inc....................................  1,400   31,416
   Hawaiian Electric Industries, Inc...........................  1,100   28,468
   IDACORP, Inc................................................    600   26,832
   Integrys Energy Group, Inc..................................    200   10,808
   ITC Holdings Corp...........................................    230   18,313
   Laclede Group, Inc. (The)...................................    300   12,492
   MDU Resources Group, Inc....................................    300    6,519
   MGE Energy, Inc.............................................    400   21,056
   Middlesex Water Co..........................................    300    5,802
   National Fuel Gas Co........................................    300   15,810
   New Jersey Resources Corp...................................    500   22,230
   NextEra Energy, Inc.........................................    900   63,054
   NiSource, Inc...............................................  1,200   30,564
   Northeast Utilities, Inc....................................  1,487   58,439
   Northwest Natural Gas Co....................................    400   18,612
   NorthWestern Corp...........................................    600   21,486
  #NRG Energy, Inc.............................................  3,400   73,304
   NV Energy, Inc..............................................  1,100   20,911
   OGE Energy Corp.............................................    500   28,790
   ONEOK, Inc..................................................  1,284   60,733
   Ormat Technologies, Inc.....................................  1,300   24,739
   Otter Tail Corp.............................................    600   14,478
  #Pepco Holdings, Inc.........................................    400    7,948
   PG&E Corp...................................................    600   25,512
  #Piedmont Natural Gas Co.....................................    800   25,496
   Pinnacle West Capital Corp..................................    500   26,485
   PNM Resources, Inc..........................................  1,400   31,024
   Portland General Electric Co................................    700   19,180
   PPL Corp....................................................  1,000   29,580
   Public Service Enterprise Group, Inc........................  1,200   38,448
   Questar Corp................................................  2,700   54,648
   SCANA Corp..................................................    400   19,632
   Sempra Energy...............................................    400   27,900
   SJW Corp....................................................    600   14,544

                                     1265

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           -------- -----------
Utilities -- (Continued)
   South Jersey Industries, Inc...........................      500 $    25,295
   Southern Co. (The).....................................    1,600      74,944
   Southwest Gas Corp.....................................      600      26,082
   TECO Energy, Inc.......................................      760      13,581
   UGI Corp...............................................    1,042      33,646
   UIL Holdings Corp......................................      564      20,400
   Unitil Corp............................................      100       2,659
   UNS Energy Corp........................................      530      22,599
   Vectren Corp...........................................      800      23,656
  #Westar Energy, Inc.....................................      800      23,760
   WGL Holdings, Inc......................................      600      23,862
   Wisconsin Energy Corp..................................    1,000      38,470
   Xcel Energy, Inc.......................................    1,100      31,075
   York Water Co..........................................      360       6,254
                                                                    -----------
Total Utilities...........................................            2,234,504
                                                                    -----------
TOTAL COMMON STOCKS.......................................           75,867,876
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
  *Capital Bank Financial Corp. Contingent Value Rights...      401          88
 .*CVR Energy, Inc. Contingent Value Rights...............    1,900          --
                                                                    -----------
TOTAL RIGHTS/WARRANTS.....................................                   88
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares.....................  274,604     274,604
                                                                    -----------

                                                           Shares/
                                                            Face
                                                           Amount
                                                            (000)
                                                           --------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@DFA Short Term Investment Fund........................  464,630   5,375,771
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%,
     11/01/12 (Collateralized by $103,003 FNMA, rates
     ranging from 2.500% to 5.500%, maturities ranging
     from 10/01/22 to 07/01/42, valued at $103,313) to be
     repurchased at $100,001.............................. $    100     100,000
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL.......................            5,475,771
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $77,587,320)......................................          $81,618,339
                                                                    ===========

                                     1266

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                Shares Value++
                                                                ------ --------
COMMON STOCKS -- (90.5%)
AUSTRALIA -- (6.5%)
   Adelaide Brighton, Ltd......................................  6,034 $ 19,836
   AGL Energy, Ltd.............................................  2,045   30,840
 #*ALS, Ltd....................................................  2,975   28,559
  #Alumina, Ltd................................................ 25,008   24,964
   Amalgamated Holdings, Ltd...................................  4,182   29,507
   Amcor, Ltd..................................................  7,427   60,845
   AMP, Ltd....................................................  8,980   42,725
   APA Group, Ltd..............................................  4,462   23,883
   APN News & Media, Ltd.......................................  5,416    2,076
 #*Aquila Resources, Ltd.......................................  2,666    7,421
   Arrium, Ltd................................................. 16,070   13,053
   Asciano Group, Ltd.......................................... 10,297   48,736
   ASX, Ltd....................................................  1,133   34,885
  *Atlas Iron, Ltd.............................................  9,276   14,731
   Ausdrill, Ltd...............................................  3,727   10,998
   Australia & New Zealand Banking Group, Ltd.................. 11,146  294,047
  *Australian Agricultural Co., Ltd............................  5,906    7,965
   Australian Infrastructure Fund.............................. 11,625   35,852
   Automotive Holdings Group, Ltd..............................  6,747   22,324
   AWE, Ltd.................................................... 11,677   16,087
   Bank of Queensland, Ltd.....................................  7,352   57,735
   Beach Energy, Ltd........................................... 19,725   28,172
   Bendigo and Adelaide Bank, Ltd..............................  5,084   42,582
   BHP Billiton, Ltd. Sponsored ADR............................  2,200  155,628
  #Billabong International, Ltd................................  9,470    8,674
  *BlueScope Steel, Ltd........................................ 45,896   22,567
   Boral, Ltd.................................................. 16,713   62,249
  #Bradken, Ltd................................................  1,584    8,108
   Brambles, Ltd...............................................  2,871   21,618
   Brickworks, Ltd.............................................  1,710   19,747
  #Cabcharge Australia, Ltd....................................  1,019    6,252
   Caltex Australia, Ltd.......................................  3,088   54,564
   Challenger, Ltd.............................................  9,885   33,095
   Coca-Cola Amatil, Ltd.......................................  3,099   43,237
  #Commonwealth Bank of Australia NL...........................  3,519  210,738
   Computershare, Ltd..........................................  2,217   19,966
   Credit Corp. Group, Ltd.....................................  1,551   11,309
  #CSR, Ltd.................................................... 16,074   29,182
  *Dart Energy, Ltd............................................  1,696      298
  #David Jones, Ltd............................................  7,232   20,016
  *Downer EDI, Ltd.............................................  7,785   28,979
   DUET Group.................................................. 18,845   40,840
   DuluxGroup, Ltd.............................................  2,763   10,142
 #*Elders, Ltd.................................................  9,306    1,593
  *Energy World Corp., Ltd..................................... 12,801    4,834
   Envestra, Ltd............................................... 35,078   32,922
  #Fairfax Media, Ltd.......................................... 54,103   22,150
  #FKP Property Group, Ltd..................................... 26,276    6,019
  #Flight Centre, Ltd..........................................    646   17,823
  *Goodman Fielder, Ltd........................................ 62,636   37,944
   GrainCorp, Ltd. Class A.....................................  2,948   37,437
   GUD Holdings, Ltd...........................................  1,903   16,564
   GWA Group, Ltd..............................................  5,833   10,565
  #Harvey Norman Holdings, Ltd................................. 12,250   24,197
  *Hillgrove Resources, Ltd.................................... 75,521    6,882
  #Hills Holdings, Ltd.........................................  5,255    4,146
  #Iluka Resources, Ltd........................................  2,000   20,515
   Incitec Pivot, Ltd.......................................... 18,610   60,953

                                     1267

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
AUSTRALIA -- (Continued)
   Insurance Australia Group, Ltd.............................. 25,165 $119,667
   IOOF Holdings, Ltd..........................................  2,294   15,011
   Iress, Ltd..................................................  2,664   21,161
   James Hardie Industries P.L.C. Sponsored ADR................    600   28,854
  #JB Hi-Fi, Ltd...............................................    833    8,855
  #Kingsgate Consolidated, Ltd.................................    496    2,845
   Leighton Holdings, Ltd......................................    404    7,496
   Lend Lease Group NL.........................................  6,437   57,790
   Macmahon Holdings, Ltd...................................... 23,515    7,778
   Macquarie Group, Ltd........................................  3,881  128,196
   Melbourne IT, Ltd...........................................  5,334    9,855
  *Metals X, Ltd...............................................  2,482      322
  #Metcash, Ltd................................................  7,942   30,168
  #Mincor Resources NL.........................................  4,393    5,444
  *Mineral Deposits, Ltd.......................................  3,452   17,481
  #Monadelphous Group, Ltd.....................................  1,313   28,708
   Mount Gibson Iron, Ltd......................................  8,762    6,393
  #Myer Holdings, Ltd..........................................  9,820   19,904
  #National Australia Bank, Ltd................................ 10,974  293,279
   Navitas, Ltd................................................  5,275   22,534
  #Newcrest Mining, Ltd........................................  1,601   44,156
   Nufarm, Ltd.................................................  5,093   30,362
   Oil Search, Ltd.............................................  2,655   20,459
   Orica, Ltd..................................................  1,594   41,522
   Origin Energy, Ltd..........................................  8,420   99,113
   OZ Minerals, Ltd............................................  2,017   17,114
   Pacific Brands, Ltd......................................... 16,041   10,317
 #*Paladin Energy, Ltd.........................................  5,796    6,798
   Panoramic Resources, Ltd....................................  3,668    2,370
 #*Peet, Ltd...................................................  6,007    5,799
  *Perilya, Ltd................................................ 55,058   17,668
   Perpetual Trustees Australia, Ltd...........................    334    9,664
   PMP, Ltd.................................................... 15,111    3,132
   Premier Investments, Ltd....................................  1,327    8,485
  *Prime Aet&D Holdings No.1, Ltd..............................      1       --
   Programmed Maintenance Service, Ltd.........................  6,629   14,217
  *Qantas Airways, Ltd......................................... 25,039   34,521
  #QBE Insurance Group, Ltd....................................  2,126   29,045
  *Ramelius Resources, Ltd..................................... 23,490   10,759
   RCR Tomlinson, Ltd..........................................  7,109   13,530
   Reece Australia, Ltd........................................    772   16,236
   Rio Tinto, Ltd..............................................  1,280   75,464
  *Roc Oil Co., Ltd............................................ 10,705    4,765
   SAI Global, Ltd.............................................  5,683   23,918
  #Salmat, Ltd.................................................  4,935   13,213
   Santos, Ltd.................................................  8,237   98,212
   Seek, Ltd...................................................    819    5,672
  #Seven Group Holdings, Ltd...................................  3,972   28,443
   Seven West Media, Ltd.......................................  3,546    4,470
  *Silex System, Ltd...........................................  1,790    6,458
  #Sims Metal Management, Ltd..................................  4,273   41,783
   Southern Cross Media Group, Ltd............................. 18,980   20,465
   Spark Infrastructure Group, Ltd.............................  8,923   15,647
  *St. Barbara, Ltd............................................  2,817    5,564
  *Straits Resources, Ltd......................................  6,014      604
   Suncorp Group, Ltd.......................................... 12,672  123,433
  *Sunland Group, Ltd..........................................  7,830    8,423
   Telstra Corp., Ltd..........................................  7,576   32,558
  #Ten Network Holdings, Ltd................................... 11,098    3,227
   Toll Holdings, Ltd.......................................... 12,022   55,383
   Transfield Services, Ltd.................................... 16,892   27,823

                                     1268

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
AUSTRALIA -- (Continued)
   Transurban Group, Ltd.....................................  5,036 $   31,785
  *UGL, Ltd..................................................  2,473     27,402
   Village Roadshow, Ltd.....................................  4,000     15,527
  *Virgin Australia Holdings, Ltd. (B43DQC7)................. 46,180     23,450
  *Virgin Australia Holdings, Ltd. (B7L5734)................. 46,180        240
   Washington H. Soul Pattinson & Co., Ltd...................    987     13,829
  #Wesfarmers, Ltd...........................................  5,008    180,536
   Westpac Banking Corp......................................  5,582    147,577
   Westpac Banking Corp. Sponsored ADR.......................  1,800    237,672
   Whitehaven Coal, Ltd......................................  1,338      4,236
   WHK Group, Ltd............................................  9,975     10,924
   Woodside Petroleum, Ltd...................................    671     23,925
   Woolworths, Ltd...........................................  1,333     40,659
   WorleyParsons, Ltd........................................    511     13,067
                                                                     ----------
TOTAL AUSTRALIA..............................................         4,642,938
                                                                     ----------
AUSTRIA -- (0.5%)
   Agrana Beteiligungs AG....................................    195     23,487
   Andritz AG................................................    668     40,253
  *A-TEC Industries AG.......................................    464         --
  *Erste Group Bank AG.......................................  2,853     71,917
  *Immofinanz AG.............................................  2,759     10,665
  #Oesterreichischen Post AG.................................    380     14,644
   OMV AG....................................................  1,301     47,610
  #Raiffeisen Bank International AG..........................    581     23,272
   RHI AG....................................................    422     11,942
   Schoeller-Bleckmann Oilfield Equipment AG.................    121     11,674
   Telekom Austria AG........................................  2,696     16,984
   Verbund AG................................................    290      6,762
   Vienna Insurance Group AG Wiener Versicherung Gruppe......    762     32,742
   Voestalpine AG............................................    975     30,701
   Wienerberger AG...........................................  1,876     13,457
   Zumtobel AG...............................................    642      6,868
                                                                     ----------
TOTAL AUSTRIA................................................           362,978
                                                                     ----------
BELGIUM -- (0.8%)
   Ackermans & van Haaren NV.................................    459     37,371
   Ageas.....................................................  3,684     93,936
   Banque Nationale de Belgique..............................      6     19,117
   Barco NV..................................................    411     28,273
   Bekaert NV................................................    568     15,510
   Belgacom SA...............................................    497     14,530
   Compagnie d'Entreprises SA................................    220     10,824
   Compagnie Maritime Belge SA...............................    293      5,242
   Delhaize Group SA Sponsored ADR...........................  1,100     42,064
 #*Dexia SA..................................................  9,412      2,196
   D'ieteren SA NV...........................................    477     23,023
   Elia System Operator SA...................................    591     24,144
  *Euronav SA................................................    852      4,705
   EVS Broadcast Equipment SA................................    132      7,663
   Exmar NV..................................................    649      4,842
   KBC Groep NV..............................................  1,299     30,557
   Kinepolis Group NV........................................    280     27,938
   Mobistar SA...............................................    266      7,034
  #Nyrstar NV................................................  1,426      8,293
   Sipef NV..................................................     98      7,471
   Solvay SA.................................................    381     45,873
   Telenet Group Holding NV..................................    699     32,023
   Tessenderlo Chemie NV.....................................    999     28,988

                                     1269

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
BELGIUM -- (Continued)
   Umicore SA..................................................    581 $ 29,856
                                                                       --------
TOTAL BELGIUM..................................................         551,473
                                                                       --------
CANADA -- (10.2%)
  *Absolute Software Corp......................................    500    2,003
  *Advantage Oil & Gas, Ltd....................................    500    1,802
   Aecon Group, Inc............................................    700    8,067
   AGF Management, Ltd. Class B................................    962    9,603
   Agnico-Eagle Mines, Ltd.....................................    802   45,281
   Agrium, Inc.................................................    800   84,249
   Aimia, Inc..................................................  2,960   44,337
   Alamos Gold, Inc............................................  1,800   35,234
  *Alexco Resource Corp........................................  3,400   13,106
   Algonquin Power & Utilities Corp............................  3,600   24,907
   Alimentation Couche-Taro, Inc. Class B......................    800   39,297
  #AltaGas, Ltd................................................    800   26,954
   Amerigo Resources, Ltd......................................  6,500    3,775
  *Angle Energy, Inc...........................................  2,180    8,185
  *Antrim Energy, Inc..........................................  3,100    2,576
  #ARC Resources, Ltd..........................................  1,900   46,133
 #*Argonaut Gold, Inc..........................................    172    1,831
   Astral Media, Inc. Class A..................................    900   36,838
   Atco, Ltd. Class I..........................................    400   29,553
  *AuRico Gold, Inc............................................  2,609   21,786
 #*Ballard Power Systems, Inc..................................  2,600    1,874
   Bank of Montreal............................................  3,935  232,534
   Bank of Nova Scotia.........................................  4,072  221,182
   Barrick Gold Corp...........................................  2,100   84,925
  #Baytex Energy Corp..........................................    400   18,203
   BCE, Inc....................................................    118    5,158
  #Bell Aliant, Inc............................................    700   19,008
  *Bellatrix Exploration, Ltd..................................    986    4,107
 #*Birchcliff Energy, Ltd......................................    900    7,380
  *BlackPearl Resources, Inc...................................  5,400   18,437
   Bombardier, Inc. Class B....................................  7,800   29,677
  #Bonavista Energy Corp.......................................    671   12,033
  #Brookfield Asset Management, Inc. Class A...................  1,400   48,192
  #Brookfield Office Properties, Inc...........................  1,200   18,479
   CAE, Inc....................................................  3,740   41,154
   Calfrac Well Services, Ltd..................................    300    6,882
   Cameco Corp.................................................  3,700   71,759
   Canaccord Financial, Inc. (B01R1T5).........................  1,100    5,496
   Canaccord Financial, Inc. (BoBV8K7).........................    569    2,711
   Canada Bread Co., Ltd.......................................    400   20,093
   Canadian Imperial Bank of Commerce..........................  1,527  120,111
   Canadian National Railway Co., Ltd..........................    600   51,809
   Canadian Natural Resources, Ltd.............................  4,200  126,578
  #Canadian Oil Sands, Ltd.....................................    640   13,585
   Canadian Pacific Railway, Ltd...............................    400   36,798
  #Canadian Tire Corp. Class A.................................    900   64,394
   Canadian Utilities, Ltd. Class A............................    300   20,125
  #Canadian Western Bank.......................................  1,200   35,516
  *Canam Group, Inc. Class A...................................  1,300    7,289
  *Canfor Corp.................................................    830   11,834
   Capital Power Corp..........................................    200    4,287
   Cascades, Inc...............................................  2,400   11,727
  *Catalyst Paper Corp......................................... 11,600        8
   CCL Industries, Inc. Class B................................    700   25,918
  *Celestica, Inc..............................................  5,200   37,747
  *Celtic Exploration, Ltd.....................................  1,400   36,558
   Cenovus Energy, Inc.........................................  1,090   38,449

                                     1270

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
  *CGI Group, Inc. Class A.....................................    900 $ 23,546
  *Chinook Energy, Inc.........................................     61      113
   CI Financial Corp...........................................    600   14,022
  #Cineplex, Inc...............................................    300    9,312
   Clarke, Inc.................................................  1,100    4,857
   Cogeco Cable, Inc...........................................    200    7,642
 #*Connacher Oil & Gas, Ltd....................................  5,200    2,343
 #*Corridor Resources, Inc.....................................    500      370
   Corus Entertainment, Inc. Class B...........................  1,500   33,957
  *Cott Corp...................................................    300    2,292
  #Crescent Point Energy Corp..................................    500   20,776
 #*Crew Energy, Inc............................................  1,200    9,240
  *Crown Point Energy, Inc.....................................    601      220
  #Davis & Henderson Corp......................................    584   12,256
 #*Denison Mines Corp..........................................  4,500    5,812
   Dollarama, Inc..............................................    350   22,109
   Dorel Industries, Inc. Class B..............................    500   17,877
 #*DragonWave, Inc.............................................  1,657    4,098
 #*Dundee Precious Metals, Inc.................................  2,800   25,764
  *Eastern Platinum, Ltd....................................... 16,800    2,775
   E-L Financial Corp., Ltd....................................     34   13,602
   Eldorado Gold Corp..........................................  3,104   45,872
   Emera, Inc..................................................    100    3,494
   Empire Co., Ltd. Class A....................................    300   17,479
  #Enbridge Income Fund Holdings, Inc..........................  1,000   23,279
  #Enbridge, Inc...............................................  1,248   49,658
  #Encana Corp.................................................  3,890   87,635
   Enerflex, Ltd...............................................    600    6,927
  *Energy Fuels, Inc...........................................  4,977      847
   Enerplus Corp...............................................  1,585   25,471
   Ensign Energy Services, Inc.................................  2,800   41,856
   Equitable Group, Inc........................................    500   14,819
  *Etrion Corp.................................................  1,369      479
  *Fairborne Energy, Ltd.......................................  1,000    1,592
   Fairfax Financial Holdings, Ltd.............................    200   74,195
   Finning International, Inc..................................    800   18,783
   First Capital Realty, Inc...................................    100    1,852
   First Quantum Minerals, Ltd.................................  2,105   47,316
  *FirstService Corp...........................................    400   11,498
  #Fortis, Inc.................................................    900   30,431
   Genivar, Inc................................................    300    6,551
   Genworth MI Canada, Inc.....................................    289    5,920
   George Weston, Ltd..........................................    400   25,968
   Gildan Activewear, Inc......................................  1,409   47,980
   Goldcorp, Inc...............................................  3,938  178,023
 #*Golden Star Resources, Ltd..................................  8,100   16,301
  *Gran Tierra Energy, Inc.....................................  2,679   13,492
   Granite Real Estate, Inc....................................    606   22,220
  *Great Basin Gold, Ltd.......................................  5,600      449
   Great-West Lifeco, Inc......................................  1,400   32,240
  *Harry Winston Diamond Corp..................................    500    7,174
   Home Capital Group, Inc.....................................    400   20,365
   HudBay Minerals, Inc........................................  2,300   21,348
  #Husky Energy, Inc...........................................  1,600   43,334
   IAMGOLD Corp................................................  2,605   40,428
   IGM Financial, Inc..........................................    400   15,872
 #*Imax Corp...................................................    200    4,510
  *Imperial Metals Corp........................................  2,400   30,686
   Imperial Oil, Ltd...........................................    600   26,547
   Industrial Alliance Insurance & Financial Services, Inc.....  2,200   60,245
   Inmet Mining Corp...........................................    700   36,095

                                     1271

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
   Intact Financial Corp.......................................    600 $ 36,796
  *International Forest Products, Ltd. Class A.................  2,000   12,816
 #*International Minerals Corp.................................    500    2,829
 #*Ivanhoe Energy, Inc.........................................  3,900    2,421
 #*Jaguar Mining, Inc..........................................  3,400    3,506
   Just Energy Group, Inc......................................  2,100   21,489
   Killam Properties, Inc......................................  1,172   15,126
  *Kingsway Financial Services, Inc............................    425    1,413
   Kinross Gold Corp...........................................  5,881   58,413
 #*Kirkland Lake Gold, Inc.....................................    500    4,936
   Laurentian Bank of Canada...................................    400   17,802
  *Legacy Oil & Gas, Inc.......................................  2,637   18,852
   Leon's Furniture, Ltd.......................................    400    4,638
   Linamar Corp................................................  1,500   33,041
  #Loblaw Cos., Ltd............................................  1,300   45,062
  *Long Run Exploration, Ltd...................................    625    2,566
  *Lundin Mining Corp..........................................  9,000   46,859
   MacDonald Dettweiler & Associates, Ltd......................    366   20,522
   Magna International, Inc....................................  2,400  106,693
   Major Drilling Group International, Inc.....................    900    9,309
   Manitoba Telecom Services, Inc..............................    500   16,786
   Manulife Financial Corp..................................... 10,200  126,026
   Maple Leaf Foods, Inc.......................................  2,300   25,562
  *Martinrea International, Inc................................  3,400   24,443
  *Maxim Power Corp............................................  1,600    2,771
  *MEG Energy Corp.............................................    243    8,876
  *Mega Uranium, Ltd...........................................  1,500      225
  #Methanex Corp...............................................  2,179   65,321
  #Metro, Inc..................................................  1,000   58,994
   Morneau Shepell, Inc........................................    111    1,428
   Mullen Group, Ltd...........................................    200    4,147
   National Bank of Canada.....................................  1,200   92,732
  *New Gold, Inc...............................................  1,500   17,595
   Nexen, Inc..................................................  5,131  122,528
  *Niko Resources, Ltd.........................................    200    2,547
  *Norbord, Inc................................................    330    6,859
 #*North American Palladium, Ltd...............................  2,000    3,064
   Northland Power, Inc........................................  1,200   23,261
  *Nuvista Energy, Ltd.........................................    600    3,136
  *OceanaGold Corp.............................................  6,600   23,129
  *Open Text Corp..............................................    600   32,248
  #Pacific Rubiales Energy Corp................................  1,900   44,687
   Pan American Silver Corp....................................  1,530   33,569
  *Paramount Resources, Ltd. Class A...........................    600   20,305
   Pason Systems, Inc..........................................    300    4,887
  #Pembina Pipeline Corp.......................................    300    8,389
   Pengrowth Energy Corp.......................................  4,900   29,385
  #Penn West Petroleum, Ltd....................................  4,010   52,075
  #PetroBakken Energy, Ltd. Class A............................  1,420   17,929
  *Petrobank Energy & Resources, Ltd...........................    500    6,869
  #Petrominerales, Ltd.........................................    681    5,462
  #Peyto Exploration & Development Corp........................    217    5,299
  *Pilot Gold, Inc.............................................    333      523
  #Poseidon Concepts Corp......................................  2,652   39,219
   Potash Corp. of Saskatchewan, Inc...........................    900   36,180
  *Precision Drilling Corp.....................................  2,400   17,181
   Progress Energy Resources Corp..............................  2,567   51,713
  #Progressive Waste Solutions, Ltd............................  1,163   22,509
   Quebecor, Inc. Class B......................................  1,200   41,860
  *Ram Power Corp..............................................  9,500    2,758
   Reitmans Canada, Ltd. Class A...............................    500    6,218

                                     1272

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
CANADA -- (Continued)
 #*Research In Motion, Ltd................................... 3,458  $   27,283
  #Rogers Communications, Inc. Class B.......................   600      26,337
   Rogers Sugar, Inc.........................................   100         628
   RONA, Inc................................................. 3,000      30,819
   Royal Bank of Canada...................................... 5,951     339,274
  #Russel Metals, Inc........................................ 1,700      47,489
   Saputo, Inc...............................................   800      35,108
  #Savanna Energy Services Corp.............................. 1,200       8,350
  *Secure Energy Services, Inc...............................   840       8,032
  #SEMAFO, Inc............................................... 4,000      16,020
   Shaw Communications, Inc. Class B.........................   700      15,288
   ShawCor, Ltd. Class A..................................... 1,000      44,556
   Sherritt International Corp............................... 3,700      16,004
  *Shore Gold, Inc........................................... 5,600       1,262
  *Sierra Wireless, Inc......................................   900       7,209
  *Silver Standard Resources, Inc............................   400       6,076
   Silver Wheaton Corp....................................... 1,000      40,300
   SNC-Lavalin Group, Inc....................................   600      24,168
  *Southern Pacific Resource Corp............................   600         811
  *Sprott Resource Corp......................................   700       2,726
   Sprott Resource Lending Corp.............................. 1,100       1,564
   Stantec, Inc..............................................   500      17,222
   Student Transportation, Inc............................... 1,627      10,458
   Suncor Energy, Inc........................................ 8,501     285,310
  *SunOpta, Inc..............................................   300       1,799
   Talisman Energy, Inc...................................... 7,200      81,606
  *Taseko Mines, Ltd......................................... 4,300      11,754
   Teck Resources, Ltd. Class B.............................. 2,837      90,045
   Telus Corp................................................   400      25,968
   Telus Corp. Non-Voting....................................   505      32,477
  *Teranga Gold Corp......................................... 6,408      13,533
 #*Thompson Creek Metals Co., Inc............................ 1,300       3,410
  #Thomson Reuters Corp...................................... 2,357      66,362
   Tim Hortons, Inc..........................................   400      19,857
  *TMX Group, Ltd............................................    91       4,654
   Toromont Industries, Ltd..................................   600      11,775
  #Toronto Dominion Bank..................................... 4,400     357,859
   Torstar Corp. Class B.....................................   500       4,030
  #TransAlta Corp............................................ 2,300      36,662
  #TransCanada Corp.......................................... 3,265     147,011
   Transcontinental, Inc. Class A............................ 1,600      16,501
   TransForce, Inc...........................................   100       1,825
  *TransGlobe Energy Corp....................................   400       4,309
  #Trican Well Service, Ltd.................................. 2,600      31,031
   Trinidad Drilling, Ltd.................................... 2,300      15,245
  *Turquoise Hill Resources, Ltd............................. 1,725      13,489
  *UEX Corp..................................................   300         165
   Uni-Select, Inc...........................................   300       6,888
 #*Uranium One, Inc.......................................... 7,700      16,730
  #Veresen, Inc.............................................. 1,400      18,069
  #Vermilion Energy, Inc.....................................   200       9,562
   Viterra, Inc.............................................. 6,257      98,608
  *Wesdome Gold Mines, Ltd................................... 8,700       8,188
   West Fraser Timber Co., Ltd...............................   600      36,339
  *Whitecap Resources, Inc...................................   764       6,081
   Wi-Lan, Inc............................................... 2,661      14,174
   Winpak, Ltd............................................... 1,142      17,952
   Yamana Gold, Inc.......................................... 3,188      64,382
                                                                     ----------
TOTAL CANADA.................................................         7,264,166
                                                                     ----------

                                     1273

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
CHINA -- (0.0%)
  *Hanfeng Evergreen, Inc......................................  1,400 $  2,320
                                                                       --------
DENMARK -- (0.7%)
   A.P. Moeller-Maersk A.S. Series A...........................      2   13,252
   A.P. Moeller-Maersk A.S. Series B...........................      8   55,837
  *Alm. Brand A.S..............................................  3,000    7,474
  *Auriga Industries A.S. Series B.............................    600    8,914
  *Bang & Olufsen Holdings A.S.................................    670    8,270
   D/S Norden A.S..............................................    792   20,888
  *Danske Bank A.S.............................................  4,726   73,932
   DSV A.S.....................................................    634   14,261
   East Asiatic Co., Ltd. A.S..................................    400    7,725
  *FLSmidth & Co. A.S..........................................    581   34,288
  *Jyske Bank A.S..............................................  1,537   46,787
  #NKT Holding A.S.............................................    350   11,732
   Novozymes A.S. Series B.....................................    750   20,722
 #*Pandora A.S.................................................    434    6,891
   Ringkjoebing Landbobank A.S.................................     78   10,797
   Rockwool International A.S. Series B........................     60    5,648
   Schouw & Co. A.S............................................    300    6,856
   SimCorp A.S.................................................     60   13,093
   Solar Holdings A.S. Series B................................    125    7,746
  *Spar Nord Bank A.S..........................................  1,200    5,288
  *Sydbank A.S.................................................  1,000   18,318
   TDC A.S.....................................................  2,679   18,471
  *Topdanmark A.S..............................................    155   31,434
   Tryg A.S....................................................    193   12,602
  *United International Enterprises A.S........................     32    5,459
 #*Vestas Wind Systems A.S.....................................    350    2,024
  *Vestjysk Bank A.S...........................................    250      622
                                                                       --------
TOTAL DENMARK..................................................         469,331
                                                                       --------
FINLAND -- (1.4%)
   Ahlstrom Oyj................................................    445    7,404
  #Alma Media Oyj..............................................  1,213    7,488
   Amer Sports Oyj.............................................  2,045   28,978
   Atria P.L.C.................................................    595    3,995
  #Cargotec Oyj Series B.......................................    426    9,396
   Cramo Oyj...................................................    564    5,737
   Elisa Oyj...................................................  2,250   48,282
  *Finnair Oyj.................................................  1,332    3,797
   Fiskars Oyj Abp.............................................    531   10,957
   Fortum Oyj..................................................  1,833   33,925
   Huhtamaki Oyj...............................................  1,038   17,550
   KCI Konecranes Oyj..........................................    758   24,103
  #Kemira Oyj..................................................  1,641   21,831
   Kesko Oyj Series B..........................................  1,560   48,782
  #Kone Oyj Series B...........................................    669   47,973
   Lassila & Tikanoja Oyj......................................    596    9,140
 #*Mesta Board Oyj.............................................  1,433    4,302
   Metso Oyj Sponsored ADR.....................................    700   24,115
  #Neste Oil Oyj...............................................  2,609   32,672
  #Nokia Oyj................................................... 16,023   43,077
  #Nokia Oyj Sponsored ADR.....................................  5,300   14,151
   Nokian Renkaat Oyj..........................................    403   16,784
  *Outokumpu Oyj............................................... 29,720   25,256
   Pohjola Bank P.L.C. Series A................................  2,735   37,309
   Poyry Oyj...................................................    726    3,014
   Raisio P.L.C. Series V......................................  7,337   28,995
   Ramirent Oyj................................................  1,350   10,103
  #Rautaruukki Oyj Series K....................................  1,270    8,054

                                     1274

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
FINLAND -- (Continued)
  *Ruukki Group Oyj..........................................  3,453 $    2,162
   Sampo Oyj Series A........................................  3,883    121,745
  #Sanoma Oyj................................................  2,100     20,420
   Stockmann Oyj Abp Series A................................  1,273     24,851
  #Stockmann Oyj Abp Series B................................    646     12,152
   Stora Enso Oyj Sponsored ADR..............................  9,200     56,396
   Tieto Oyj.................................................  1,055     20,249
   Tikkurila Oyj.............................................    410      7,769
   UPM-Kymmene Oyj...........................................    724      7,773
  #UPM-Kymmene Oyj Sponsored ADR.............................  7,100     74,905
  #Uponor Oyj Series A.......................................    782      8,823
   Vaisala Oyj Series A......................................    214      4,441
   Wartsila OYJ Abp..........................................  1,126     45,600
   Yit Oyj...................................................  1,551     30,584
                                                                     ----------
TOTAL FINLAND................................................         1,015,040
                                                                     ----------
FRANCE -- (6.3%)
   Accor SA..................................................  1,049     32,779
   Aeroports de Paris SA.....................................    265     20,509
 #*Air France-KLM............................................  4,185     34,986
   Air Liquide SA............................................    518     61,162
 #*Alcatel-Lucent SA......................................... 15,019     15,357
 #*Alcatel-Lucent SA Sponsored ADR...........................  4,700      4,888
   Alstom SA.................................................    858     29,329
   Alten SA..................................................    785     24,704
  *Altran Technologies SA....................................  3,293     22,182
   April SA..................................................    199      3,520
   Arkema SA.................................................    904     82,489
   Assystem..................................................    430      7,980
   AtoS SA...................................................    753     50,558
   AXA SA....................................................  3,255     51,880
   AXA SA Sponsored ADR......................................  4,900     78,057
   BNP Paribas SA............................................  5,385    273,325
   Bollore SA................................................     75     22,241
   Bonduelle SCA.............................................    293     26,957
   Bongrain SA...............................................    259     15,473
   Bourbon SA................................................    771     20,816
   Bouygues SA...............................................  2,119     50,929
   Cap Gemini SA.............................................  1,381     58,096
   Carrefour SA..............................................  1,384     33,424
   Casino Guichard Perrachon SA..............................    525     45,828
   Cegid Group...............................................    257      4,959
   Christian Dior SA.........................................     70     10,057
   Cie de Saint-Gobain SA....................................  2,761     97,256
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR....  3,000     97,440
   Cie Generale des Etablissements Michelin SA Series B......  1,772    152,754
   Ciments Francais SA.......................................    162      9,852
  *Club Mediterranee SA......................................    316      5,023
   CNP Assurances SA.........................................  1,607     22,708
  *Credit Agricole SA........................................  7,316     55,222
   Danone SA.................................................    787     48,406
   Dassault Systemes SA......................................    280     29,541
   Derichebourg SA...........................................  2,685      7,594
   Edenred SA................................................    877     25,379
   Eiffage SA................................................    799     27,495
   Electricite de France SA..................................    694     14,686
   Eramet SA.................................................     39      4,960
   Esso SA Francaise.........................................     76      5,439
   Establissements Maurel et Prom SA.........................  1,811     25,242
   Euler Hermes SA...........................................    509     35,124
  *Euro Disney SCA...........................................    810      5,432

                                     1275

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
FRANCE -- (Continued)
   European Aeronautic Defence & Space Co. SA..................    528 $ 18,791
   Eutelsat Communications SA..................................    458   14,665
   Faurecia SA.................................................    660    9,937
   France Telecom SA Sponsored ADR.............................  7,400   83,028
  #GDF Suez SA.................................................  7,206  165,394
   Gemalto NV..................................................    450   40,644
   Groupe Eurotunnel SA........................................  8,534   64,990
   Groupe Steria SCA...........................................    727   11,751
   Havas SA....................................................  6,503   32,911
  #Hermes International SA.....................................    125   34,124
   Imerys SA...................................................    535   30,098
   Ingenico SA.................................................    449   23,774
   Ipsos SA....................................................    330   11,601
   JCDecaux SA.................................................    360    7,621
   Lafarge SA..................................................    439   25,738
   Lafarge SA Sponsored ADR....................................  5,400   78,678
   Lagardere SCA...............................................  2,488   68,117
   Legrand SA..................................................    952   36,727
   L'Oreal SA..................................................    377   48,048
   M6 Metropole Television SA..................................  1,252   17,466
  #Manitou BF SA...............................................    989   15,363
  *Maurel & Prom Nigeria SA....................................  1,811    4,556
   Mersen SA...................................................    561   14,199
   Natixis SA.................................................. 12,923   42,414
  #Neopost SA..................................................    479   26,261
  #Nexans SA...................................................    414   17,629
   Nexity SA...................................................  1,096   33,793
   Norbert Dentressangle SA....................................    187   12,716
   NRJ Group SA................................................    928    6,242
 #*PagesJaunes Groupe SA.......................................  1,400    2,548
 #*Peugeot SA..................................................  1,738   11,148
   Pierre & Vacances SA........................................    114    1,924
   Plastic Omnium SA...........................................  1,116   30,855
   PPR SA......................................................    616  108,593
   Publicis Groupe SA ADR......................................  2,600   34,866
   Rallye SA...................................................    367   11,198
   Renault SA..................................................  1,887   84,611
   Rexel SA....................................................  1,915   34,684
   Rubis SCA...................................................    411   25,077
   SA des Ciments Vicat........................................    188   10,134
   Safran SA...................................................  1,095   43,618
   Saft Groupe SA..............................................    295    6,561
   Schneider Electric SA.......................................  1,614  101,059
   SCOR SE.....................................................  3,048   81,385
   SEB SA......................................................    276   17,971
   Sechilienne SA..............................................    191    3,276
  *Sequana SA..................................................  1,314    2,040
   Societe BIC SA..............................................    279   34,044
   Societe d'Edition de Canal Plus SA..........................    972    5,836
  *Societe Generale SA.........................................  5,872  187,270
   Societe Television Francaise 1 SA...........................  1,498   12,874
   Sodexo SA...................................................    118    9,090
 #*Soitec SA...................................................  1,246    3,747
   Somfy SA....................................................     74   12,729
   Stef SA.....................................................    282   14,692
   STMicroelectronics NV.......................................  2,176   12,816
   STMicroelectronics NV ADR...................................  6,800   40,052
   Suez Environnement SA.......................................  1,699   18,036
  *Technicolor SA..............................................  1,546    3,928
   Technip SA ADR..............................................  1,900   53,979
   Teleperformance SA..........................................    805   24,376

                                     1276

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
FRANCE -- (Continued)
   Thales SA.................................................    513 $   18,058
   Total SA Sponsored ADR....................................  6,258    315,403
  *UbiSoft Entertainment SA..................................  1,606     14,943
   Valeo SA..................................................    790     34,786
   Vallourec SA..............................................    750     30,852
   Veolia Environnement SA ADR...............................    635      6,312
  #Vilmorin & Cie SA.........................................    177     21,032
   Vinci SA..................................................    956     42,376
   Vivendi SA................................................  6,415    131,450
   Zodiac Aerospace SA.......................................    567     58,137
                                                                     ----------
TOTAL FRANCE.................................................         4,467,680
                                                                     ----------
GERMANY -- (5.5%)
  *Aareal Bank AG............................................    765     16,450
   Adidas-Salomon AG.........................................    795     67,763
   Aixtron SE Sponsored ADR..................................    300      3,936
   Allianz SE................................................  2,476    307,581
   Aurubis AG................................................    881     55,773
  #Axel Springer AG..........................................    675     28,964
   BASF SE...................................................  1,274    105,678
   Bauer AG..................................................    343      7,426
   Bayerische Motoren Werke AG...............................  1,632    130,471
   Bechtle AG................................................    202      7,623
   Beiersdorf AG.............................................    364     26,481
   Bilfinger SE..............................................    761     74,572
   Brenntag AG...............................................    109     13,753
   Comdirect Bank AG.........................................  1,445     14,202
  *Commerzbank AG............................................ 24,216     46,521
  *Constantin Medien AG......................................  1,864      3,467
   Continental AG............................................    461     46,399
   Daimler AG................................................  4,832    226,353
   Deutsche Bank AG (5750355)................................    462     21,044
   Deutsche Bank AG (D18190898)..............................  4,600    210,266
   Deutsche Boerse AG........................................    826     44,757
   Deutsche Lufthansa AG.....................................  2,937     44,933
   Deutsche Post AG..........................................  5,606    111,144
   Deutsche Telekom AG....................................... 15,245    173,922
  #Deutsche Wohnen AG........................................    840     15,384
  *Deutz AG..................................................  2,362     10,361
   Douglas Holding AG........................................    434     21,185
   E.ON AG...................................................    720     16,391
   E.ON AG Sponsored ADR.....................................  8,830    200,618
   ElreingKlinger AG.........................................    969     27,013
   Fielmann AG...............................................    139     13,543
   Fraport AG................................................    799     46,888
  #Freenet AG................................................  1,764     29,198
   Fuchs Petrolub AG.........................................    215     13,400
   GEA Group AG..............................................    911     28,503
   GFK SE....................................................    703     32,025
   Gildemeister AG...........................................    470      8,723
   Grenkeleasing AG..........................................    247     16,671
   Hannover Rueckversicherung AG.............................    675     47,556
 #*Heidelberger Druckmaschinen AG............................  4,410      6,619
  #Heidelberger Zement AG....................................  1,211     64,354
   Henkel AG & Co. KGaA......................................    615     39,820
  *Hochtief AG...............................................    402     19,969
   Indus Holding AG..........................................    565     14,225
   Infineon Technologies AG ADR..............................  4,980     34,561
 #*IVG Immobilien AG.........................................  4,240     10,556
   Jenoptik AG...............................................    847      8,025
   K+S AG....................................................    518     24,550

                                     1277

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
-                                                             ------ ----------
GERMANY -- (Continued)
  *Kabel Deutschland Holding AG..............................    599 $   43,220
 #*Kloeckner & Co. SE........................................  2,316     20,998
   Kontron AG................................................  1,112      5,227
  #Krones AG.................................................    594     35,043
  *Kuka AG...................................................    521     15,640
   KWS Saat AG...............................................     62     17,808
   Lanxess AG................................................    735     60,805
   Leoni AG..................................................    483     16,138
   Linde AG..................................................    393     66,135
   MAN SE....................................................    252     25,466
   Metro AG..................................................    663     19,113
   MLP AG....................................................    505      3,249
   MTU Aero Engines Holding AG...............................    322     27,069
   Munchener Rueckversicherungs-Gesellschaft AG..............  1,116    179,567
   MVV Energie AG............................................    213      6,105
 #*Nordex SE.................................................    312      1,092
 #*Praktiker AG..............................................  3,222      6,018
   Puma SE...................................................     28      7,991
   Rational AG...............................................     59     14,935
   Rheinmetall AG............................................    925     44,210
   RWE AG....................................................  2,389    109,331
   Salzgitter AG.............................................    919     39,743
   SAP AG Sponsored ADR......................................  1,200     87,480
  #SGL Carbon SE.............................................    525     20,940
   Siemens AG................................................  1,956    197,083
 #*Singulus Technologies AG..................................  2,333      3,765
 #*Sky Deutschland AG........................................  6,216     27,093
  #Solarworld AG.............................................    399        690
   Suedzucker AG.............................................    686     26,593
   Symrise AG................................................  1,144     41,150
  #TAG Immobilien AG.........................................  1,284     14,842
   ThyssenKrupp AG...........................................  3,676     83,767
  *TUI AG....................................................  4,500     42,226
   United Internet AG........................................  1,164     23,294
   Volkswagen AG.............................................    192     37,547
   Vossloh AG................................................     60      6,052
  #Wacker Chemie AG..........................................     83      4,693
   Wincor Nixdorf AG.........................................    382     17,035
                                                                     ----------
TOTAL GERMANY................................................         3,938,770
                                                                     ----------
GREECE -- (0.3%)
  *Alpha Bank A.E............................................  8,245     19,330
   Bank of Greece S.A........................................    518      8,650
   Coca-Cola Hellenic Bottling Co. S.A.......................     60      1,285
   Coca-Cola Hellenic Bottling Co. S.A. ADR..................    750     15,848
  *Ellaktor S.A..............................................  4,143      8,103
  *Eurobank Ergasias SA......................................  8,392      9,779
   EYDAP Athens Water Supply & Sewage Co. S.A................    690      3,942
  *Folli Follie Group S.A....................................    300      4,098
  *Fourlis Holdings S.A......................................    501      1,295
  *Frigoglass S.A............................................    702      4,072
  *GEK Terna Holding Real Estate Construction S.A............  1,957      3,444
  *Geniki Bank S.A...........................................     --          2
  *Halkor S.A................................................  3,691      2,547
   Hellenic Exchanges S.A....................................    626      2,797
   Hellenic Petroleum S.A....................................  3,652     28,623
  *Hellenic Telecommunication Organization Co. S.A...........  1,098      4,842
   JUMBO S.A.................................................    839      5,555
  *Marfin Investment Group Holdings S.A...................... 22,347      9,955
   Metka S.A.................................................    797      7,251
   Motor Oil (Hellas) Corinth Refineries S.A.................    491      4,277

                                     1278

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             Shares  Value++
                                                             ------- --------
GREECE -- (Continued)
  *Mytilineos Holdings S.A..................................   3,029 $ 13,752
  *National Bank of Greece S.A..............................   1,443    3,381
 #*National Bank of Greece S.A. ADR.........................   5,116   12,125
  *Piraeus Bank S.A.........................................  28,240   15,244
  *Proton Bank S.A..........................................   2,311       --
  *Public Power Corp. S.A...................................     802    4,605
  *T Bank S.A...............................................   8,910       --
  *Titan Cement Co. S.A.....................................   1,951   36,352
  *TT Hellenic Postbank S.A.................................   3,006      655
  *Viohalco Hellenic Copper & Aluminum Industry S.A.........   1,602    6,863
                                                                     --------
TOTAL GREECE................................................          238,672
                                                                     --------
HONG KONG -- (2.3%)
   Allied Properties (H.K.), Ltd............................  85,888   11,883
   Associated International Hotels, Ltd.....................   6,000   14,861
   Bank of East Asia, Ltd...................................   6,464   23,838
   Cafe de Coral Holdings, Ltd..............................  10,000   29,574
  *Cathay Pacific Airways, Ltd..............................  12,000   21,734
   Cheung Kong Holdings, Ltd................................   8,000  117,916
   Cheung Kong Infrastructure Holdings, Ltd.................   2,000   11,731
  *China Billion Resources, Ltd............................. 112,480       --
  *China Energy Development Holdings, Ltd................... 176,000    2,850
   Chong Hing Bank, Ltd.....................................   8,000   14,518
   Chow Sang Sang Holdings International, Ltd...............   5,000   10,616
   Chuang's Consortium International, Ltd...................  93,642   11,093
   CLP Holdings, Ltd........................................   5,000   42,602
   Dah Sing Financial Holdings, Ltd.........................   4,050   15,538
 #*Esprit Holdings, Ltd.....................................   4,800    6,207
   Far East Consortium International, Ltd...................  37,000    7,361
   First Pacific Co., Ltd...................................  33,600   37,356
 #*Foxconn International Holdings, Ltd......................  55,000   19,011
   Get Nice Holdings, Ltd................................... 176,000    7,354
   Giordano International, Ltd..............................  20,000   16,604
  *G-Resources Group, Ltd................................... 114,000    5,496
   Guangnan Holdings, Ltd...................................  40,000    4,785
   Hang Lung Group, Ltd.....................................   8,000   47,131
   Hang Lung Properties, Ltd................................  11,000   38,159
  #Hang Seng Bank, Ltd......................................   1,400   21,475
   Henderson Land Development Co., Ltd......................  10,060   69,442
   Hong Kong & China Gas Co., Ltd...........................   2,200    5,854
   Hong Kong & Shanghai Hotels, Ltd.........................  11,096   14,633
   Hong Kong Exchanges & Clearing, Ltd......................   2,400   39,298
   Hopewell Holdings, Ltd...................................  10,500   37,881
   Hutchison Telecommunications Hong Kong Holdings, Ltd.....  15,000    6,201
   Hysan Development Co., Ltd...............................   2,000    8,874
   Johnson Electric Holdings, Ltd...........................  37,500   23,930
   Kerry Properties, Ltd....................................   5,500   27,339
   Kowloon Development Co., Ltd.............................  10,000   11,476
   Li & Fung, Ltd...........................................   8,000   13,345
   Lifestyle International Holdings, Ltd....................   4,500    9,558
   MTR Corp.................................................  10,553   41,028
   New World Development Co., Ltd...........................  26,889   41,371
   NWS Holdings, Ltd........................................  21,649   32,794
   Orient Overseas International, Ltd.......................   6,000   37,931
   Pacific Basin Shipping, Ltd..............................  14,000    7,454
   PCCW, Ltd................................................  34,000   13,697
   Pico Far East Holdings, Ltd..............................  56,000   13,717
   Power Assets Holdings, Ltd...............................   3,500   29,741
   Regal Hotels International Holdings, Ltd.................  24,600   10,800
   Shangri-La Asia, Ltd.....................................  17,500   33,783
   Shun Tak Holdings, Ltd...................................  27,500   10,958

                                     1279

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
HONG KONG -- (Continued)
   Singamas Container Holdings, Ltd.......................... 42,000 $   10,562
   Sino Land Co., Ltd........................................ 30,800     55,107
   SmarTone Telecommunications Holdings, Ltd.................  2,500      5,031
   Sun Hung Kai & Co., Ltd................................... 32,619     18,617
   Sun Hung Kai Properties, Ltd..............................  9,000    124,415
  *Superb Summit International Group, Ltd.................... 71,000      2,081
   Tai Cheung Holdings, Ltd.................................. 23,000     18,224
   Techtronic Industries Co., Ltd............................ 31,000     58,761
   Television Broadcasts, Ltd................................  4,000     29,705
   Transport International Holdings, Ltd.....................  4,000      8,218
   Varitronix International, Ltd............................. 17,000      6,150
   Victory City International Holdings, Ltd.................. 14,000      1,477
  #VTech Holdings, Ltd.......................................  2,200     26,061
   Wharf Holdings, Ltd.......................................  8,625     58,974
   Wheelock & Co., Ltd....................................... 13,000     56,956
   Wing Hang Bank, Ltd.......................................  2,000     21,184
   Yue Yuen Industrial Holdings, Ltd.........................  9,500     32,576
                                                                     ----------
TOTAL HONG KONG..............................................         1,614,897
                                                                     ----------
IRELAND -- (0.4%)
   Aer Lingus Group P.L.C....................................  4,388      5,862
   CRH P.L.C.................................................  3,628     67,530
   CRH P.L.C. Sponsored ADR..................................  3,300     61,545
   DCC P.L.C.................................................  1,532     43,772
   Dragon Oil P.L.C..........................................  4,125     36,846
   Glanbia P.L.C.............................................    263      2,493
  *Governor & Co. of the Bank of Ireland P.L.C. (The)........  1,591        188
  *Governor & Co. of the Bank of Ireland P.L.C. Sponsored
    ADR (The)................................................    330      1,762
  *Independent News & Media P.L.C............................  1,139        126
   Kerry Group P.L.C. Series A (0490656).....................    667     34,932
   Kerry Group P.L.C. Series A (4519579).....................    286     14,952
   Kingspan Group P.L.C. (0492793)...........................  1,183     12,368
   Kingspan Group P.L.C. (4491235)...........................  1,108     11,556
                                                                     ----------
TOTAL IRELAND................................................           293,932
                                                                     ----------
ISRAEL -- (0.4%)
  *Africa Israel Investments, Ltd............................  1,269      3,231
  *AudioCodes, Ltd...........................................    614      1,394
   Azrieli Group, Ltd........................................    230      5,152
  *Bank Hapoalim B.M.........................................  9,177     36,103
  *Bank Leumi Le-Israel B.M..................................  9,300     29,976
   Bezeq Israeli Telecommunication Corp., Ltd................  5,997      7,306
   Elbit Systems, Ltd........................................    230      8,098
   Israel Chemicals, Ltd.....................................  1,084     13,562
  *Israel Discount Bank, Ltd. Series A....................... 20,541     28,976
   Ituran Location & Control, Ltd............................    538      6,701
  *Kardan Yazamut, Ltd.......................................  1,340        140
  *Mellanox Technologies, Ltd................................    437     32,979
  *Menorah Mivtachim Holdings, Ltd...........................    894      6,851
   Migdal Insurance & Financial Holding, Ltd.................  7,718     10,400
  *Mizrahi Tefahot Bank, Ltd.................................  2,222     20,177
  *NICE Systems, Ltd. Sponsored ADR..........................    263      8,758
  *Oil Refineries, Ltd.......................................  6,074      2,925
   Paz Oil Co., Ltd..........................................     43      5,666
  *Phoenix Holdings, Ltd. (The)..............................  1,952      4,059
  *Retalix, Ltd..............................................    963     18,998
  *Union Bank of Israel, Ltd.................................  1,193      3,914
                                                                     ----------
TOTAL ISRAEL.................................................           255,366
                                                                     ----------

                                     1280

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CONTINUED


                                                                Shares Value++
                                                                ------ --------
ITALY -- (2.1%)
  *A2A SpA.....................................................  7,105 $  3,501
   ACEA SpA....................................................  1,354    7,451
  *Arnoldo Mondadori Editore SpA...............................  1,773    2,397
   Assicurazioni Generali SpA..................................  3,345   54,470
  #Atlantia SpA................................................  1,964   32,476
   Autogrill SpA...............................................  1,015   10,390
   Azimut Holding SpA..........................................  1,386   17,608
 #*Banca Carige SpA............................................ 17,321   16,035
 #*Banca Monte Dei Paschi di Siena SpA......................... 21,946    6,067
   Banca Piccolo Credito Valtellinese Scarl....................  4,872    7,758
   Banca Popolare dell'Emilia Romagna Scarl....................  2,335   13,914
  *Banca Popolare dell'Etruria e del Lazio Scarl...............  2,118    2,336
  *Banca Popolare di Milano Scarl.............................. 75,800   41,771
   Banca Popolare di Sondrio Scarl.............................  4,779   27,372
  *Banco Popolare Scarl........................................  9,475   15,120
   Brembo SpA..................................................  1,796   18,337
  #Buzzi Unicem SpA............................................  1,314   15,636
   C.I.R. SpA - Compagnie Industriali Riunite..................  7,131    8,165
   Cementir Holding SpA........................................  2,563    5,408
   Credito Emiliano SpA........................................  1,807    8,727
   De Longhi SpA...............................................  2,136   28,478
   Enel SpA.................................................... 13,248   49,888
   Eni SpA Sponsored ADR.......................................  3,700  169,793
   ERG SpA.....................................................  1,082    7,855
   Esprinet SpA................................................  2,121    8,680
   Fiat Industrial SpA.........................................  2,621   28,409
 #*Fiat SpA.................................................... 12,367   60,524
  *Fiat SpA Sponsored ADR......................................  1,600    7,984
 #*Finmeccanica SpA............................................  6,992   34,676
  *Fondiaria-Sai SpA...........................................  4,807    6,253
  #Geox SpA....................................................    852    2,436
   Gruppo Editoriale L'Espresso SpA............................  3,978    3,950
  #Hera SpA.................................................... 14,415   24,303
   Immsi SpA...................................................  4,196    2,089
   Impregilo SpA............................................... 10,237   41,339
   Interpump Group SpA.........................................  1,758   13,381
   Intesa Sanpaolo SpA......................................... 47,466   76,462
   Iren SpA....................................................  8,189    4,616
   Italcementi SpA.............................................  1,415    7,161
  *Italmobiliare SpA...........................................    246    3,793
   Luxottica Group SpA Sponsored ADR...........................    600   22,836
   Mediaset SpA................................................ 11,064   19,435
   Mediobanca SpA..............................................  6,902   39,463
  #Mediolanum SpA..............................................  2,157   10,589
  *Milano Assicurazioni SpA....................................  5,810    2,473
   Parmalat SpA................................................ 11,473   26,002
  #Piaggio & C. SpA............................................  2,131    5,255
  #Pirelli & C. SpA............................................  4,681   54,377
 #*Prelios SpA.................................................  7,505      807
  *Premafin Finanziaria SpA.................................... 10,391    2,099
   Prysmian SpA................................................  1,062   20,476
  *Safilo Group SpA............................................  1,177    9,949
   Saipem SpA..................................................    800   36,047
  *Saras SpA...................................................  5,737    7,677
  #Snam SpA....................................................  3,918   17,362
  *Societa Cattolica di Assicurazioni Scrl.....................    902   14,055
   Telecom Italia SpA Sponsored ADR............................  8,020   73,704
   Tenaris SA ADR..............................................    331   12,452
   Terna Rete Elettrica Nazionale SpA..........................  9,125   34,308
   Tod's SpA...................................................    244   28,599
  *UniCredit SpA............................................... 24,942  110,322

                                     1281

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CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
ITALY -- (Continued)
   Unione di Banche Italiane ScpA............................ 11,423 $   44,997
 #*Unipol Gruppo Finanziario SpA.............................  3,381      7,402
                                                                     ----------
TOTAL ITALY..................................................         1,497,695
                                                                     ----------
JAPAN -- (18.3%)
   77 Bank, Ltd. (The)....................................... 10,000     38,081
   Adeka Corp................................................  2,100     15,838
  *Aderans Co., Ltd..........................................  1,300     17,012
   Aeon Co., Ltd.............................................  4,300     46,898
   Ahresty Corp..............................................  2,300      9,198
   Aica Kogyo Co., Ltd.......................................  1,500     25,393
   Aichi Bank, Ltd. (The)....................................    200     11,073
   Aichi Steel Corp..........................................  4,000     14,895
   Aida Engineering, Ltd.....................................  4,000     25,461
   Aiphone Co., Ltd..........................................  1,300     22,530
   Air Water, Inc............................................  2,000     25,060
   Akita Bank, Ltd. (The)....................................  5,000     13,725
   Alpha Systems, Inc........................................    480      5,669
   Alpine Electronics, Inc...................................  1,300     11,299
   Alps Electric Co., Ltd....................................  2,800     16,554
   Amada Co., Ltd............................................  8,000     40,622
   Amano Corp................................................  1,700     13,951
   Anritsu Corp..............................................  2,000     25,159
   AOC Holdings, Inc.........................................  2,200      7,554
   AOKI Holdings, Inc........................................  1,100     24,453
   Aoyama Trading Co., Ltd...................................    800     15,810
   Aozora Bank, Ltd.......................................... 14,000     39,480
   Arakawa Chemical Industries, Ltd..........................    900      7,009
   Ariake Japan Co., Ltd.....................................  1,000     21,323
   Asahi Diamond Industrial Co., Ltd.........................  1,000      8,856
   Asahi Glass Co., Ltd......................................  5,000     33,989
   Asahi Kasei Corp..........................................  7,000     38,509
   Asatsu-DK, Inc............................................    700     16,083
   Asics Corp................................................  2,000     29,065
   Autobacs Seven Co., Ltd...................................    800     32,829
   Awa Bank, Ltd. (The)......................................  5,000     29,885
   Azbil Corp................................................    800     16,366
   Bank of Iwate, Ltd. (The).................................    400     18,541
   Bank of Kyoto, Ltd. (The).................................  5,000     42,976
   Bank of Nagoya, Ltd. (The)................................  4,000     13,694
   Bank of Okinawa, Ltd. (The)...............................    600     24,977
   Bank of the Ryukyus, Ltd..................................  1,700     21,378
   Bank of Yokohama, Ltd. (The).............................. 14,000     64,429
   Benesse Holdings, Inc.....................................    700     33,718
  *Best Denki Co., Ltd.......................................  8,500     11,836
   Bookoff Corp..............................................  1,500     12,367
   Bridgestone Corp..........................................    900     21,023
   Brother Industries, Ltd...................................  2,200     20,748
   Calsonic Kansei Corp......................................  6,000     24,250
   Canon Marketing Japan, Inc................................  1,200     17,489
   Canon, Inc................................................    194      6,305
   Canon, Inc. Sponsored ADR.................................  1,800     57,870
  #Casio Computer Co., Ltd...................................  6,200     47,445
   Central Glass Co., Ltd....................................  4,000     11,577
   Central Japan Railway Co., Ltd............................    100      8,605
   Chiba Bank, Ltd. (The).................................... 11,000     64,253
  *Chiba Kogyo Bank, Ltd. (The)..............................  1,500      7,524
   Chiyoda Co., Ltd..........................................  1,100     31,466
   Chubu Electric Power Co., Ltd.............................  1,800     18,548
   Chuetsu Pulp & Paper Co., Ltd.............................  6,000     10,225
   Chugoku Bank, Ltd. (The)..................................  3,000     41,288

                                     1282

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CONTINUED


                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
   Chugoku Electric Power Co., Ltd. (The).......................  1,200 $12,908
   Chugoku Marine Paints, Ltd...................................  2,000   9,874
   Chukyo Bank, Ltd. (The)......................................  7,000  15,774
   Citizen Holdings Co., Ltd....................................  7,900  40,095
   CKD Corp.....................................................  2,200  11,222
   CMK Corp.....................................................  2,100   6,853
   Coca-Cola Central Japan Co., Ltd.............................  1,500  18,437
   Coca-Cola West Co., Ltd......................................  1,500  22,995
   COMSYS Holdings Corp.........................................  2,000  26,587
   Cosmo Oil Co., Ltd........................................... 15,000  26,679
   Dai Nippon Printing Co., Ltd.................................  7,000  49,602
   Daicel Corp..................................................  5,000  30,019
   Daido Steel Co., Ltd.........................................  5,000  21,684
 #*Daiei, Inc. (The)............................................  2,650   5,015
   Daifuku Co., Ltd.............................................  2,000   9,998
   Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.......................    400   5,884
   Daikin Industries, Ltd.......................................    700  19,378
   Daikyo, Inc..................................................  5,000  13,339
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd......  4,000  16,787
   Daio Paper Corp..............................................  3,000  16,572
   Daisan Bank, Ltd. (The)......................................  7,000  12,442
   Daishi Bank, Ltd. (The)......................................  8,000  26,436
   Daiwa House Industry Co., Ltd................................  5,000  75,826
   Daiwa Securities Group, Inc..................................  5,000  19,946
   Daiwabo Holdings Co., Ltd....................................  8,000  14,824
   Denki Kogyo Co., Ltd.........................................  3,000  13,801
   Denso Corp...................................................  1,500  47,096
   Dentsu, Inc..................................................    800  18,897
   Descente, Ltd................................................  3,000  17,558
   DIC Corp..................................................... 10,000  18,439
  #Disco Corp...................................................    400  19,739
   Dowa Holdings Co., Ltd.......................................  2,000  13,345
   Dunlop Sports Co., Ltd.......................................  1,100  14,022
   eAccess, Ltd.................................................     18   9,084
   East Japan Railway Co., Ltd..................................    600  41,182
   Ebara Corp...................................................  6,000  23,530
  #Edion Corp...................................................  1,800   7,693
   Ehime Bank, Ltd. (The).......................................  6,000  15,342
   Eighteenth Bank, Ltd. (The)..................................  8,000  20,975
   Electric Power Development Co., Ltd..........................    600  15,368
   Exedy Corp...................................................  1,000  19,547
   Ezaki Glico Co., Ltd.........................................  2,000  22,551
   FamilyMart Co., Ltd..........................................    600  29,077
   Felissimo Corp...............................................    400   5,052
   Foster Electric Co., Ltd.....................................    500   7,280
   Fuji Electric Co., Ltd....................................... 10,000  20,287
   Fuji Heavy Industries, Ltd...................................  5,000  48,201
   Fuji Oil Co., Ltd............................................  2,600  34,607
  #Fuji Soft, Inc...............................................  1,100  23,354
   FUJIFILM Holdings Corp.......................................  3,300  55,705
   Fujikura, Ltd................................................  7,000  19,478
   Fujitsu, Ltd.................................................  5,000  19,237
   Fukui Bank, Ltd. (The).......................................  7,000  14,758
   Fukuoka Financial Group, Inc................................. 12,000  46,927
  #Fukuyama Transporting Co., Ltd...............................  5,000  26,246
  *Furukawa Co., Ltd............................................  9,000   8,009
  *Futaba Industrial Co., Ltd...................................    900   3,383
  #Geo Holdings Corp............................................      9  10,116
   Glory, Ltd...................................................  1,000  24,270
   Godo Steel, Ltd..............................................  6,000   8,946
   Gunma Bank, Ltd. (The).......................................  4,000  19,298

                                     1283

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CONTINUED

                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   Gunze, Ltd..................................................  5,000 $ 12,522
   H2O Retailing Corp..........................................  4,000   41,146
   Hachijuni Bank, Ltd. (The)..................................  7,000   36,161
   Hakuhodo DY Holdings, Inc...................................    670   40,152
   Hankyu Hanshin Holdings, Inc................................ 15,000   83,038
   Hanwa Co., Ltd..............................................  4,000   13,982
  *Haseko Corp................................................. 11,000    7,022
   Heiwado Co., Ltd............................................  1,200   16,699
   Higashi-Nippon Bank, Ltd....................................  6,000   12,939
   Higo Bank, Ltd. (The).......................................  5,000   29,507
   Hino Motors, Ltd............................................  1,000    7,730
   Hiroshima Bank, Ltd. (The).................................. 11,000   39,129
   Hitachi Construction Machinery Co., Ltd.....................    500    8,220
   Hitachi High-Technologies Corp..............................  1,400   30,682
   Hitachi Kokusai Electric, Inc...............................  2,000   13,569
  #Hitachi Metals, Ltd.........................................  1,000    9,369
   Hitachi Transport System, Ltd...............................  1,900   28,521
   Hitachi Zosen Corp.......................................... 10,500   13,156
   Hitachi, Ltd. ADR...........................................    800   41,968
   Hokkaido Electric Power Co., Inc............................  1,000    8,235
   Hokkan Holdings, Ltd........................................  5,000   14,097
   Hokkoku Bank, Ltd. (The)....................................  7,000   25,271
   Hokuetsu Bank, Ltd. (The)...................................  9,000   17,256
   Hokuhoku Financial Group, Inc............................... 17,000   27,029
   Hokuriku Electric Power Co., Inc............................  1,000    9,932
  #Honda Motor Co., Ltd. Sponsored ADR.........................  3,554  107,189
   Hosiden Corp................................................  1,200    6,508
   House Foods Corp............................................  1,900   30,665
   Hyakugo Bank, Ltd. (The)....................................  4,000   17,504
   Hyakujishi Bank, Ltd. (The).................................  8,000   31,364
   Ibiden Co., Ltd.............................................  1,800   22,699
  *Ichikoh Industries, Ltd..................................... 12,000   16,882
   Ichiyoshi Securities Co., Ltd...............................  2,200   11,501
   Idec Corp...................................................  1,300   10,208
   Idemitsu Kosan Co., Ltd.....................................    400   34,427
   Imperial Hotel, Ltd.........................................    450   11,884
   Inaba Denki Sangyo Co., Ltd.................................    600   16,379
   Inageya Co., Ltd............................................  2,000   24,441
   Inpex Corp..................................................      6   34,181
 #*Inui Steamship Co., Ltd.....................................  3,500    8,591
   Isetan Mitsukoshi Holdings, Ltd.............................  3,740   36,609
  *Ishihara Sangyo Kaisha, Ltd................................. 13,000   10,098
   IT Holdings Corp............................................  1,200   14,956
  #Ito En, Ltd.................................................  1,000   18,818
   ITOCHU Corp.................................................  5,200   52,050
   Itochu Enex Co., Ltd........................................  1,800    9,411
   Itochu Techno-Solutions Corp................................    600   31,042
   Itoham Foods, Inc...........................................  5,000   19,981
   Iyo Bank, Ltd. (The)........................................  2,000   15,464
   Izumi Co., Ltd..............................................  1,400   34,021
   Izumiya Co., Ltd............................................  3,000   14,848
   J. Front Retailing Co., Ltd.................................  8,800   45,762
   Japan Airport Terminal Co., Ltd.............................  2,400   26,088
   Japan Digital Laboratory Co., Ltd...........................  1,600   16,674
   Japan Pulp & Paper Co., Ltd.................................  5,000   14,905
   Japan Wool Textile Co., Ltd. (The)..........................  3,000   20,596
   JFE Holdings, Inc...........................................  1,300   18,348
   J-Oil Mills, Inc............................................  3,000    7,782
  #Joshin Denki Co., Ltd.......................................  3,000   32,852
   Joyo Bank, Ltd. (The).......................................  7,000   33,877
   JSR Corp....................................................    800   13,723

                                     1284

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
   JTEKT Corp...................................................  1,100 $ 8,261
   Juroku Bank, Ltd.............................................  9,000  29,205
  #JVC Kenwood Holdings, Inc....................................  1,500   5,324
   JX Holdings, Inc.............................................  9,490  50,544
  #Kadokawa Group Holdings, Inc.................................    800  24,592
   Kaga Electronics Co., Ltd....................................  1,200  10,933
   Kagome Co., Ltd..............................................  1,300  26,505
   Kagoshima Bank, Ltd. (The)...................................  3,000  19,127
   Kameda Seika Co., Ltd........................................    700  17,377
   Kamigumi Co., Ltd............................................  6,000  48,390
   Kanamoto Co., Ltd............................................  3,000  36,613
   Kandenko Co., Ltd............................................  4,000  18,630
   Kaneka Corp..................................................  8,000  39,026
  *Kanematsu Corp............................................... 12,000  14,155
   Kansai Electric Power Co., Inc...............................  1,200   9,230
   Kansai Paint Co., Ltd........................................  1,000  10,772
   Kao Corp.....................................................  1,000  28,092
   Kawasaki Heavy Industries, Ltd...............................  5,000  10,286
 #*Kawasaki Kisen Kaisha, Ltd...................................  2,000   2,535
   KDDI Corp....................................................    400  31,072
   Keihin Corp..................................................  1,100  13,280
  #Keikyu Corp..................................................  4,000  37,672
   Keio Corp....................................................  3,000  22,768
   Keisei Electric Railway Co., Ltd.............................  4,000  36,671
   Keiyo Bank, Ltd. (The).......................................  4,000  17,536
  *Kenedix, Inc.................................................     12   1,559
   Kewpie Corp..................................................  2,200  36,334
   Key Coffee, Inc..............................................    300   5,833
   Kikkoman Corp................................................  2,000  26,556
   Kinden Corp..................................................  3,000  18,783
  #Kintetsu Corp................................................  7,000  27,433
   Kitz Corp....................................................  3,000  12,670
   Kiyo Holdings, Inc........................................... 15,000  20,500
  *Kobe Steel, Ltd.............................................. 10,000   8,779
  #Kohnan Shoji Co., Ltd........................................  1,300  15,741
   Koito Manufacturing Co., Ltd.................................  1,000  12,421
   Kokuyo Co., Ltd..............................................  2,300  17,870
   Komatsu, Ltd.................................................  1,100  23,050
   Konica Minolta Holdings, Inc.................................  5,500  36,591
   Kose Corp....................................................    800  17,266
   Kubota Corp. Sponsored ADR...................................    500  25,630
   Kurabo Industries, Ltd.......................................  8,000  12,329
   Kuraray Co., Ltd.............................................  2,600  30,219
   Kureha Corp..................................................  5,000  19,445
   Kuroda Electric Co., Ltd.....................................  1,300  14,649
   Kyocera Corp. Sponsored ADR..................................    900  79,920
   Kyoritsu Maintenance Co., Ltd................................    900  19,263
   Kyowa Exeo Corp..............................................  2,000  20,992
   Lawson, Inc..................................................    500  36,745
  *Leopalace21 Corp.............................................  4,100  12,344
   Lintec Corp..................................................  1,100  19,027
  #Lion Corp....................................................  4,000  23,110
   LIXIL Group Corp.............................................  2,100  46,427
   Maeda Corp...................................................  5,000  22,118
   Maeda Road Construction Co., Ltd.............................  3,000  37,670
   Makino Milling Machine Co., Ltd..............................  2,000   9,403
   Makita Corp..................................................    500  19,795
   Marubeni Corp................................................  6,000  38,879
   Maruha Nichiro Holdings, Inc................................. 12,000  19,719
   Marui Group Co., Ltd.........................................  4,900  35,248
   Marusan Securities Co., Ltd..................................  2,100   6,491

                                     1285

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
  #Maruwa Co., Ltd.............................................    800 $ 23,564
   Max Co., Ltd................................................  2,000   21,877
  *Mazda Motor Corp............................................ 15,000   17,891
   Megmilk Snow Brand Co., Ltd.................................  1,400   23,638
   Meitec Corp.................................................    700   15,412
   Meito Sangyo Co., Ltd.......................................    600    7,631
   Michinoku Bank, Ltd. (The)..................................  7,000   13,676
   Mikuni Coca-Cola Bottling Co., Ltd..........................  1,300   10,800
   Mimasu Semiconductor Industry Co., Ltd......................  2,000   15,720
  #Minebea Co., Ltd............................................  5,000   16,435
   Ministop Co., Ltd...........................................    800   13,501
   Mirait Holdings Corp........................................  2,000   16,208
   Misumi Group, Inc...........................................  1,200   29,482
   Mitsubishi Corp.............................................  4,600   82,124
   Mitsubishi Electric Corp....................................  1,000    7,475
   Mitsubishi Estate Co., Ltd..................................  2,000   39,581
   Mitsubishi Heavy Industries, Ltd............................ 13,598   57,276
   Mitsubishi Logistics Corp...................................  3,000   38,690
   Mitsubishi Materials Corp...................................  8,000   23,260
  *Mitsubishi Motors Corp...................................... 13,000   11,205
  *Mitsubishi Paper Mills, Ltd................................. 10,000    8,516
   Mitsubishi UFJ Financial Group, Inc......................... 60,470  273,564
   Mitsuboshi Belting Co., Ltd.................................  4,000   22,157
   Mitsui & Co., Ltd...........................................  4,400   62,019
   Mitsui & Co., Ltd. Sponsored ADR............................    125   35,171
   Mitsui Chemicals, Inc.......................................  6,000   12,403
   Mitsui Fudosan Co., Ltd.....................................  2,000   40,430
  *Mitsui High-Tec, Inc........................................  2,000   14,868
  *Mitsui Mining & Smelting Co., Ltd........................... 14,000   29,636
   Mitsui O.S.K. Lines, Ltd....................................  7,000   16,778
   Mitsui Sugar Co., Ltd.......................................  3,000    9,666
   Mitsui-Soko Co., Ltd........................................  4,000   12,232
   Mitsuuroko Holdings Co., Ltd................................  2,900   18,894
   Miura Co., Ltd..............................................    700   15,998
   Miyazaki Bank, Ltd. (The)...................................  5,000   12,279
   Mizuho Financial Group, Inc................................. 36,300   56,798
   Mizuno Corp.................................................  4,000   18,650
   Modec, Inc..................................................    600   12,187
  #Mori Seiki Co., Ltd.........................................  1,100    6,890
   Morinaga & Co., Ltd......................................... 10,000   22,032
   Morinaga Milk Industry Co., Ltd.............................  8,000   26,455
   Morita Holdings Corp........................................  3,000   25,205
  #MOS Food Services, Inc......................................  1,500   28,691
   MS&AD Insurance Group Holdings, Inc.........................  3,864   65,529
   Murata Manufacturing Co., Ltd...............................    400   19,458
   Musashino Bank, Ltd.........................................  1,000   28,642
   Nagase & Co., Ltd...........................................  3,400   36,270
   Nagoya Railroad Co., Ltd....................................  9,000   24,572
   Namco Bandai Holdings, Inc..................................  2,500   39,283
   Nanto Bank, Ltd. (The)......................................  5,000   25,495
  *NEC Corp.................................................... 31,000   59,460
   Net One Systems Co., Ltd....................................  1,400   15,583
   Neturen Co., Ltd............................................  1,500    9,155
   NGK Spark Plug Co., Ltd.....................................  2,000   22,397
   NHK Spring Co., Ltd.........................................  2,000   16,704
  #Nichicon Corp...............................................  2,400   16,339
   Nichirei Corp...............................................  6,000   33,096
   Nifco, Inc..................................................    900   20,452
   Nifty Corp..................................................      5    7,770
   Nihon Dempa Kogyo Co., Ltd..................................    400    4,342
   Nihon Nohyaku Co., Ltd......................................  1,000    4,436

                                     1286

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Shares Value++
                                                                 ------ -------
 JAPAN -- (Continued)
    Nihon Parkerizing Co., Ltd..................................  2,000 $30,184
    Nikon Corp..................................................  1,000  25,509
    Nintendo Co., Ltd...........................................    100  12,910
    Nippo Corp..................................................  3,000  34,003
    Nippon Beet Sugar Manufacturing Co., Ltd....................  9,000  17,240
    Nippon Carbon Co., Ltd......................................  7,000  11,938
  #*Nippon Chemi-Con Corp.......................................  3,000   4,363
    Nippon Electric Glass Co., Ltd..............................  4,000  20,359
    Nippon Express Co., Ltd..................................... 12,000  43,914
    Nippon Flour Mills Co., Ltd.................................  6,000  25,106
   #Nippon Gas Co., Ltd.........................................  1,100  19,231
    Nippon Konpo Unyu Soko Co., Ltd.............................  2,000  24,098
   *Nippon Light Metal Holdings Co., Ltd........................ 10,000   9,028
    Nippon Meat Packers, Inc....................................  3,000  37,230
    Nippon Paint Co., Ltd.......................................  3,000  24,009
   #Nippon Paper Group, Inc.....................................  2,300  26,304
    Nippon Seiki Co., Ltd.......................................  1,000   9,610
  #*Nippon Sheet Glass Co., Ltd................................. 20,000  16,565
    Nippon Shokubai Co., Ltd....................................  4,000  39,232
    Nippon Soda Co., Ltd........................................  5,000  21,734
    Nippon Steel & Sumitomo Metal Corp.......................... 15,675  34,600
    Nippon Suisan Kaisha, Ltd...................................  5,500  12,057
    Nippon Telegraph & Telephone Corp. ADR......................  1,600  36,512
    Nippon Thompson Co., Ltd....................................  3,000  10,380
   *Nippon Yakin Kogyo Co., Ltd.................................  2,500   2,226
    Nippon Yusen K.K............................................  8,000  15,249
    Nishimatsu Construction Co., Ltd............................  7,000  10,959
    Nishi-Nippon Bank, Ltd...................................... 11,000  25,082
    Nishi-Nippon Railroad Co., Ltd..............................  6,000  25,478
    Nissan Motor Co., Ltd.......................................  7,500  62,725
    Nissan Shatai Co., Ltd......................................  3,000  32,828
    Nisshin Oillio Group, Ltd. (The)............................  5,000  18,409
    Nisshin Seifun Group, Inc...................................  3,000  37,489
   *Nisshin Steel Holdings Co., Ltd.............................  2,100  13,916
    Nissin Foods Holdings Co., Ltd..............................    500  18,907
    Nissin Kogyo Co., Ltd.......................................  1,000  14,372
    Nitta Corp..................................................  1,000  15,382
    Nittetsu Mining Co., Ltd....................................  3,000  12,068
    Nitto Boseki Co., Ltd.......................................  6,000  19,726
    Nitto Denko Corp............................................    500  22,714
    Nitto Kogyo Corp............................................  1,400  21,437
    NKSJ Holdings, Inc..........................................  1,000  18,230
    NOF Corp....................................................  5,000  23,873
    NOK Corp....................................................  1,400  22,461
    Nomura Holdings, Inc........................................ 18,800  67,959
    Nomura Holdings, Inc. ADR...................................  3,400  12,240
    Nomura Real Estate Holdings, Inc............................    700  12,565
    Nomura Research Institute, Ltd..............................    600  12,754
    Noritake Co., Ltd...........................................  5,000  11,661
   *North Pacific Bank, Ltd.....................................  8,000  20,674
    NSK, Ltd....................................................  3,000  16,478
   *NTN Corp....................................................  4,000   7,176
    NTT Data Corp...............................................      5  16,296
    NTT DOCOMO, Inc.............................................     41  59,410
    Obayashi Corp...............................................  9,000  40,263
    Odakyu Electric Railway Co., Ltd............................  3,000  31,832
    Ogaki Kyoritsu Bank, Ltd. (The).............................  4,000  14,081
    Oiles Corp..................................................  1,200  22,552
    Oita Bank, Ltd. (The).......................................  4,000  13,434
   #Oji Holdings Corp...........................................  8,000  23,459
   *Oki Electric Industry Co., Ltd.............................. 13,000  13,060

                                     1287

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Shares Value++
                                                                 ------ -------
 JAPAN -- (Continued)
    Okinawa Electric Power Co., Ltd.............................    400 $12,251
    OKUMA Corp..................................................  2,000  12,224
    Okumura Corp................................................  4,000  12,876
    Onoken Co., Ltd.............................................  2,600  20,790
    Onward Holdings Co., Ltd....................................  4,000  29,618
    Oriental Land Co., Ltd......................................    200  27,281
    Osaka Gas Co., Ltd..........................................  8,000  32,972
   #Panasonic Corp..............................................  9,000  54,590
    Panasonic Industrial Devices SUNX Co., Ltd..................  3,800  15,329
   #Parco Co., Ltd..............................................    300   3,148
    Paris Miki Holdings, Inc....................................  1,600   8,697
  #*Pioneer Electronic Corp.....................................  2,500   5,989
    Press Kogyo Co., Ltd........................................  5,000  20,912
    Rengo Co., Ltd..............................................  4,000  17,483
   *Renown, Inc.................................................  2,700   3,513
    Resona Holdings, Inc........................................  4,700  20,338
    Resorttrust, Inc............................................  1,000  18,642
   #Ricoh Co., Ltd..............................................  5,000  41,844
    Riken Corp..................................................  4,000  13,392
    Rohm Co., Ltd...............................................  1,000  32,296
    Round One Corp..............................................    900   4,554
    Ryohin Keikaku Co., Ltd.....................................    400  26,489
    Ryosan Co., Ltd.............................................  1,000  16,880
    Saizeriya Co., Ltd..........................................  1,200  16,860
    Sakai Chemical Industry Co., Ltd............................  3,000   8,078
    Sakata Seed Corp............................................  1,600  20,675
    San-Ai Oil Co., Ltd.........................................  2,000   8,769
    Sanden Corp.................................................  4,000  12,031
    San-in Godo Bank, Ltd. (The)................................  3,000  20,751
    Sanken Electric Co., Ltd....................................  4,000  12,495
    Sanki Engineering Co., Ltd..................................  3,000  13,866
    Sankyo Co., Ltd.............................................    700  31,714
    Sankyo-Tateyama Holdings, Inc............................... 12,000  26,012
    Sankyu, Inc.................................................  4,000  13,935
    Sanshin Electronics Co., Ltd................................  1,500  11,270
    Sanwa Holdings Corp.........................................  4,000  15,991
    Sanyo Chemical Industries, Ltd..............................  4,000  22,570
    Sanyo Special Steel Co., Ltd................................  3,000   8,945
    Sasebo Heavy Industries Co., Ltd............................  3,000   2,670
    Sato Holdings Corp..........................................  1,100  15,308
   #SBI Holdings, Inc...........................................  3,570  25,001
    Scroll Corp.................................................  2,100   6,509
    SCSK Corp...................................................  1,440  24,521
   #Seiko Epson Corp............................................  2,200  12,235
   *Seiko Holdings Corp.........................................  4,000  10,531
    Seino Holdings Co., Ltd.....................................  4,000  23,063
    Seiren Co., Ltd.............................................  2,600  16,204
    Sekisui Chemical Co., Ltd...................................  4,000  32,851
    Sekisui House, Ltd..........................................  5,000  51,125
   #Senko Co., Ltd..............................................  7,000  28,329
   #Senshukai Co., Ltd..........................................  1,200   7,559
    Seven & I Holdings Co., Ltd.................................  2,300  70,931
   #Sharp Corp..................................................  2,000   4,315
    Shiga Bank, Ltd.............................................  7,000  45,790
    Shikoku Bank, Ltd...........................................  5,000  12,402
   #Shima Seiki Manufacturing Co., Ltd..........................    400   5,090
    Shimachu Co., Ltd...........................................  1,000  22,094
    Shimano, Inc................................................    300  18,912
    Shimizu Corp................................................ 10,000  33,455
   #Shindengen Electric Manufacturing Co., Ltd..................  3,000   6,960
    Shin-Etsu Chemical Co., Ltd.................................    500  28,232

                                     1288

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   Shinko Electric Industries Co., Ltd.........................    700 $  4,358
   Shinko Plantech Co., Ltd....................................  1,300   10,680
   Shinko Shoji Co., Ltd.......................................    900    7,788
   Shinsei Bank, Ltd...........................................  2,000    2,932
   Shiseido Co., Ltd...........................................  1,000   12,655
   Shizuoka Bank, Ltd..........................................  6,000   61,368
   Shoko Co., Ltd.............................................. 14,000   21,401
  #Showa Denko K.K............................................. 14,000   21,415
   Showa Shell Sekiyu K.K......................................  2,300   12,805
   Sinanen Co., Ltd............................................  4,000   17,098
   SKY Perfect JSAT Holdings, Inc..............................     35   15,993
   SMK Corp....................................................  3,000    7,523
   Sohgo Security Services Co., Ltd............................  1,500   21,079
   Sojitz Corp................................................. 20,400   25,324
   Sony Corp...................................................  1,200   14,208
   Sony Corp. Sponsored ADR....................................  5,400   63,396
   Sotetsu Holdings, Inc.......................................  6,000   20,362
   Star Micronics Co., Ltd.....................................    700    6,553
   Sumitomo Bakelite Co., Ltd..................................  5,000   17,846
   Sumitomo Corp...............................................  4,500   61,348
   Sumitomo Electric Industries, Ltd...........................  4,100   44,107
   Sumitomo Forestry Co., Ltd..................................  3,600   32,217
   Sumitomo Heavy Industries, Ltd..............................  8,000   28,681
   Sumitomo Light Metal Industries, Ltd........................  9,000    7,328
   Sumitomo Metal Mining Co., Ltd..............................  1,000   13,170
   Sumitomo Mitsui Financial Group, Inc........................  5,464  166,963
   Sumitomo Mitsui Trust Holdings, Inc......................... 10,940   33,201
   Sumitomo Osaka Cement Co., Ltd.............................. 11,000   35,813
   Sumitomo Realty & Development Co., Ltd......................  1,000   27,632
   Sumitomo Rubber Industries, Ltd.............................  2,400   28,294
   Sumitomo Warehouse Co., Ltd.................................  4,000   16,735
  #Suruga Bank, Ltd............................................  5,000   60,045
   Suzuki Motor Corp...........................................    400    9,072
   SWCC Showa Holdings Co., Ltd................................ 14,000    9,996
   T&D Holdings, Inc...........................................  2,700   29,504
   Tadano, Ltd.................................................  2,000   14,755
   Taihei Dengyo Kaisha, Ltd...................................  1,000    6,463
   Taiheiyo Cement Corp........................................ 15,000   31,978
   Taiho Kogyo Co., Ltd........................................  1,300   12,587
   Taikisha, Ltd...............................................  1,500   31,848
   Taisei Corp................................................. 10,000   27,572
   Taiyo Nippon Sanso Corp.....................................  3,000   16,466
  #Taiyo Yuden Co., Ltd........................................  2,000   16,967
   Takara Standard Co., Ltd....................................  4,000   30,019
   Takasago International Corp.................................  4,000   20,370
   Takasago Thermal Engineering Co., Ltd.......................  2,000   15,737
   Takashimaya Co., Ltd........................................  7,000   46,041
   Takuma Co., Ltd.............................................  4,000   20,358
  #TDK Corp....................................................    500   18,802
   TDK Corp. Sponsored ADR.....................................    400   14,868
   Teijin, Ltd.................................................  7,000   16,053
   TKC Corp....................................................  1,100   21,471
   Toagosei Co., Ltd...........................................  6,000   24,461
   Tobu Railway Co., Ltd.......................................  6,000   31,884
   Tochigi Bank, Ltd...........................................  4,000   14,038
   Toda Corp...................................................  6,000   18,116
   Toho Bank, Ltd..............................................  5,000   16,722
   Toho Gas Co., Ltd...........................................  3,000   18,183
   Toho Titanium Co., Ltd......................................    600    5,336
  *Tohuku Electric Power Co., Inc..............................  1,200    8,839
   Tokai Carbon Co., Ltd.......................................  2,000    6,425

                                     1289

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   Tokai Rika Co., Ltd.........................................    900 $ 11,295
   Tokai Tokyo Financial Holdings, Inc......................... 11,000   39,632
  #Token Corp..................................................    270   11,856
   Tokio Marine Holdings, Inc..................................  3,800  100,586
 #*Toko, Inc...................................................  8,000   18,346
  #Tokuyama Corp...............................................  4,000    7,675
  *Tokyo Electric Power Co., Inc...............................  1,800    2,938
   Tokyo Gas Co., Ltd..........................................  5,000   26,495
   Tokyo Rope Manufacturing Co., Ltd...........................  9,000    9,935
   Tokyo Seimitsu Co., Ltd.....................................    700   10,577
   Tokyo Steel Manufacturing Co., Ltd..........................  3,900   12,530
  *Tokyo Tatemono Co., Ltd..................................... 11,000   45,273
   Tokyo Tomin Bank, Ltd.......................................    700    6,026
   Tokyu Construction Co., Ltd.................................  4,060    7,423
   Tokyu Corp..................................................  4,000   20,347
   Tokyu Land Corp............................................. 10,000   56,139
   TOMONY Holdings, Inc........................................  7,000   29,379
   TonenGeneral Sekiyu K.K.....................................  2,000   18,150
   Toppan Forms Co., Ltd.......................................  2,100   19,782
   Toppan Printing Co., Ltd....................................  8,000   46,237
   Topre Corp..................................................  2,200   18,996
   Topy Industries, Ltd........................................  7,000   13,597
   Toray Industries, Inc.......................................  3,000   17,512
   Toshiba Corp................................................  4,000   14,863
   Toshiba Machine Co., Ltd....................................  3,000   13,013
   Toshiba TEC Corp............................................  4,000   18,693
   Tosoh Corp..................................................  4,000    7,830
   Towa Bank, Ltd.............................................. 18,000   17,803
   Toyo Engineering Corp.......................................  4,000   16,556
   Toyo Ink SC Holdings Co., Ltd...............................  6,000   22,108
   Toyo Kanetsu K.K............................................  5,000    9,717
   Toyo Kohan Co., Ltd.........................................  4,000    9,982
   Toyo Seikan Kaisha, Ltd. (6899967)..........................  1,000   24,920
   Toyo Seikan Kaisha, Ltd. (6900267)..........................  3,000   31,894
   Toyo Tire & Rubber Co., Ltd.................................  4,000    9,718
   Toyobo Co., Ltd............................................. 19,000   20,939
   Toyoda Gosei Co., Ltd.......................................    600   11,816
   Toyota Motor Corp...........................................  1,860   71,716
   Toyota Motor Corp. Sponsored ADR............................  3,508  271,765
   Toyota Tsusho Corp..........................................  1,200   26,211
   Transcosmos, Inc............................................  1,200   13,366
   Trend Micro, Inc............................................    500   14,016
   TSI Holdings Co., Ltd.......................................  2,000   12,206
   Tsubakimoto Chain Co., Ltd..................................  3,000   14,697
   Tsukuba Bank, Ltd. (The)....................................  2,900    9,303
   TV Asahi Corp...............................................  1,200   15,472
  *Ube Industries, Ltd.........................................  7,000   15,988
  *Ulvac, Inc..................................................  1,300    8,230
   Unicharm Corp...............................................    500   27,052
   Union Tool Co., Ltd.........................................    600    9,085
  *Unitika, Ltd................................................ 16,000    8,014
   UNY Co., Ltd................................................  2,900   20,637
   Ushio, Inc..................................................  1,700   17,937
   USS Co., Ltd................................................    340   35,748
   Valor Co., Ltd..............................................    500    8,550
   Wacoal Corp.................................................  2,000   22,502
   West Japan Railway Co.......................................    500   21,829
   Xebio Co., Ltd..............................................    700   13,697
 #*Yamada Denki Co., Ltd.......................................    430   18,654
   Yamagata Bank, Ltd..........................................  4,000   17,640
   Yamaguchi Financial Group, Inc..............................  4,000   33,142

                                     1290

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------ -----------
JAPAN -- (Continued)
   Yamaha Corp..............................................  2,700 $    24,263
   Yamaha Motor Co., Ltd....................................  2,300      21,961
   Yamanashi Chuo Bank, Ltd.................................  4,000      16,190
  *Yamatane Corp............................................ 11,000      14,322
   Yamato Holdings Co., Ltd.................................  1,200      18,280
   Yamato Kogyo Co., Ltd....................................    600      16,854
   Yaskawa Electric Corp....................................  2,000      14,334
   Yodogawa Steel Works, Ltd................................  4,000      12,882
   Yokogawa Electric Corp...................................  3,300      37,565
   Yokohama Reito Co., Ltd..................................  3,000      20,374
   Yokohama Rubber Co., Ltd.................................  7,000      49,203
   Yonekyu Corp.............................................  1,500      12,186
  #Zensho Co., Ltd..........................................  2,000      24,325
   Zeon Corp................................................  2,000      14,425
                                                                    -----------
TOTAL JAPAN.................................................         13,054,896
                                                                    -----------
NETHERLANDS -- (1.9%)
   Aalberts Industries NV...................................  1,311      23,830
   Accell Group NV..........................................    814      13,426
   Aegon NV................................................. 19,527     109,207
   Akzo Nobel NV............................................  2,402     130,736
   APERAM NV................................................    327       4,742
   Arcadis NV...............................................    762      16,279
   ArcelorMittal NV.........................................  5,343      78,993
  #ASM International NV.....................................    586      18,554
   ASML Holding NV..........................................  1,130      62,118
   ASML Holding NV ADR......................................    200      10,994
   BinckBank NV.............................................  1,231       9,868
   CSM NV...................................................    741      15,136
   Delta Lloyd NV...........................................  1,052      17,495
  #Exact Holding NV.........................................    330       7,405
   Fugro NV.................................................    533      36,070
  *Grontmij NV..............................................  1,062       3,999
   Heijmans NV..............................................     37         314
  *ING Groep NV.............................................  9,983      88,830
  *ING Groep NV Sponsored ADR............................... 15,410     136,533
   KAS Bank NV..............................................     70         702
   Koninklijke Ahold NV.....................................  5,304      67,544
   Koninklijke Bam Groep NV.................................  3,463      12,890
   Koninklijke Boskalis Westminster NV......................    766      29,216
   Koninklijke KPN NV.......................................    638       4,022
   Koninklijke Ten Cate NV..................................    885      19,619
   Koninklijke Vopak NV.....................................    984      68,506
 #*LBi International NV.....................................  3,266      12,093
   Nutreco NV...............................................    655      49,063
   Randstad Holdings NV.....................................  1,277      41,752
   Reed Elsevier NV ADR.....................................    952      25,542
   Royal Imtech NV..........................................    730      18,350
  *SBM Offshore NV..........................................  1,813      23,734
   Sligro Food Group NV.....................................    627      17,067
 #*SNS Reaal Groep NV.......................................  3,557       5,237
   Telegraaf Media Groep NV.................................    853       7,920
   TKH Group NV.............................................    877      20,064
   TNT Express NV...........................................  1,247      13,140
   Unilever NV..............................................  2,259      83,028
   Unit4 NV.................................................    493      13,540
   USG People NV............................................    877       6,160
   Wolters Kluwer NV........................................  1,666      32,232
                                                                    -----------
TOTAL NETHERLANDS...........................................          1,355,950
                                                                    -----------

                                     1291

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
 NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd......................................  11,327 $ 11,539
    Auckland International Airport, Ltd.......................  10,772   23,762
    Contact Energy, Ltd.......................................   5,141   23,410
    Fletcher Building, Ltd. (6341606).........................   2,708   15,663
    Fletcher Building, Ltd. (6341617).........................     913    5,284
    Infratil, Ltd.............................................  10,572   19,647
    New Zealand Oil & Gas, Ltd................................     729      518
    New Zealand Refining Co., Ltd.............................   4,103    9,516
   #Nuplex Industries, Ltd....................................   4,883   12,117
    Port of Tauranga, Ltd.....................................   2,031   21,615
    TrustPower, Ltd...........................................   2,795   19,624
                                                                       --------
 TOTAL NEW ZEALAND............................................          162,695
                                                                       --------
 NORWAY -- (1.1%)
    Aker ASA Series A.........................................     482   17,019
    Aker Solutions ASA........................................     750   14,780
    Atea ASA..................................................   2,400   25,424
    Austevoll Seafood ASA.....................................     661    3,129
    BW Offshore, Ltd..........................................   7,600    4,471
    Cermaq ASA................................................   1,600   21,895
    Copeinca ASA..............................................   1,021    7,917
    DNB ASA...................................................   6,779   84,748
  #*DOF ASA...................................................   1,400    5,777
    Ekornes ASA...............................................     300    4,588
   *Eltek ASA.................................................   1,600    1,067
    EVRY ASA..................................................   2,789    4,100
    Fred Olsen Energy ASA.....................................      64    2,997
    Ganger Rolf ASA...........................................     670   14,076
   *Gjensidige Forsikring ASA.................................     429    6,264
    Kongsberg Gruppen ASA.....................................     640   12,363
    Kvaerner ASA..............................................     750    1,904
   *Marine Harvest ASA........................................  50,000   39,231
    Norsk Hydro ASA...........................................   5,038   22,681
    Norsk Hydro ASA Sponsored ADR.............................   3,400   14,688
  #*Norske Skogindustrier ASA Series A........................   7,052    5,911
    Orkla ASA.................................................   7,600   60,204
    Petroleum Geo-Services ASA................................   2,024   34,974
    Prosafe ASA...............................................   3,000   24,949
  #*Renewable Energy Corp. ASA................................     876      154
    Schibsted ASA.............................................     850   31,811
    Seadrill, Ltd.............................................     818   33,146
  #*Sevan Marine ASA..........................................     744    1,964
  #*Songa Offshore SE.........................................     800      981
    SpareBank 1 SMN...........................................   1,035    6,706
    Statoil ASA Sponsored ADR.................................   3,231   79,321
    Stolt-Nielsen, Ltd........................................     218    3,997
   *Storebrand ASA............................................   5,600   28,181
    Subsea 7 SA...............................................   2,566   56,252
    Telenor ASA...............................................   2,063   40,575
    TGS Nopec Geophysical Co. ASA.............................     305   10,363
    Tomra Systems ASA.........................................   2,200   18,074
    Veidekke ASA..............................................   1,440   11,991
   *Veripos, Inc..............................................     172      498
    Wilh. Wilhelmsen Holding ASA..............................     350    7,870
    Yara International ASA....................................     803   37,845
                                                                       --------
 TOTAL NORWAY.................................................          804,886
                                                                       --------
 PORTUGAL -- (0.3%)
  #*Banco BPI SA..............................................   5,001    5,578
   *Banco Comercial Portugues SA.............................. 190,217   17,297
   *Banco Espirito Santo SA...................................  30,233   29,424

                                     1292

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
 PORTUGAL -- (Continued)
    Cimpor Cimentos de Portugal SA............................   5,065 $ 22,628
   *EDP Renovaveis SA.........................................   2,445   11,646
    Energias de Portugal SA...................................   9,374   25,480
    Galp Energia SGPS SA......................................   1,072   17,160
    Jeronimo Martins SGPS SA..................................   1,019   17,839
    Mota-Engil SGPS SA........................................   2,737    4,634
    Portucel-Empresa Produtora de Pasta de Papel SA...........   3,351    9,345
    Portugal Telecom SA.......................................   4,899   24,636
   #Portugal Telecom SGPS SA Sponsored ADR....................   2,949   14,774
    Sociedade de Investimento e Gestao SGPS SA................     897    6,348
   *Sonae Industria SGPS SA...................................   1,680    1,141
   #Sonae SGPS SA.............................................  13,955   10,359
    Sonaecom SGPS SA..........................................   3,677    6,681
    Zon Multimedia Servicos de Telecomunicacoes e Multimedia
      SGPS SA.................................................   1,501    4,762
                                                                       --------
 TOTAL PORTUGAL...............................................          229,732
                                                                       --------
 SINGAPORE -- (1.7%)
    Broadway Industrial Group, Ltd............................  52,000   12,120
    Bukit Sembawang Estates, Ltd..............................   2,000    8,809
    CapitaLand, Ltd...........................................  19,000   50,600
    City Developments, Ltd....................................   5,000   46,685
    ComfortDelGro Corp., Ltd..................................  21,000   29,040
   *Cosco Corp Singapore, Ltd.................................  14,000   10,050
    Creative Technology, Ltd..................................   5,000   12,819
    DBS Group Holdings, Ltd...................................  11,272  128,010
   *Delong Holdings, Ltd......................................  10,000    2,276
   *Ezra Holdings, Ltd........................................   9,600    8,734
    Golden Agri-Resources, Ltd................................  66,000   33,709
    GuocoLand, Ltd............................................  12,000   21,280
    Hongkong Land Holdings, Ltd...............................   3,000   18,968
    Hotel Properties, Ltd.....................................   7,000   15,113
    Hyflux, Ltd...............................................  12,000   13,229
   *Indofood Agri Resources, Ltd..............................   6,000    6,174
    Keppel Corp., Ltd.........................................   3,300   28,712
    Keppel Land, Ltd..........................................   7,000   19,390
    Keppel Telecommunications & Transportation, Ltd...........   6,000    6,333
    K-Green Trust, Ltd........................................     600      497
    M1, Ltd...................................................   7,000   14,965
    Midas Holdings, Ltd.......................................  30,000    9,905
  #*Neptune Orient Lines, Ltd.................................  19,250   18,219
   *Noble Group, Ltd..........................................  14,000   14,948
   *Olam International, Ltd...................................   5,000    8,032
    Orchard Parade Holdings, Ltd..............................   8,000   16,669
    Oversea-Chinese Banking Corp., Ltd........................  13,291   98,784
    Overseas Union Enterprise, Ltd............................   5,000   10,841
    Raffles Education Corp., Ltd..............................   6,127    1,653
   *S i2i, Ltd................................................ 492,000    9,664
    SATS, Ltd.................................................   6,278   14,314
    SembCorp Industries, Ltd..................................   9,000   39,943
   #SembCorp Marine, Ltd......................................   4,400   16,901
    Singapore Airlines, Ltd...................................   3,600   31,200
    Singapore Exchange, Ltd...................................   1,000    5,496
    Singapore Land, Ltd.......................................   4,000   22,468
    Singapore Post, Ltd.......................................  14,000   13,076
    Singapore Press Holdings, Ltd.............................   6,000   19,839
    Singapore Telecommunications, Ltd.........................  13,000   34,242
    SMRT Corp., Ltd...........................................  15,000   21,312
    Stamford Land Corp., Ltd..................................  53,000   24,090
    Tat Hong Holdings, Ltd....................................  10,000   10,772
   *Triyards Holdings, Ltd....................................     960      641
    United Engineers, Ltd.....................................   6,000   12,121

                                     1293

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
SINGAPORE -- (Continued)
   United Industrial Corp., Ltd.............................. 15,000 $   34,278
   United Overseas Bank, Ltd.................................  6,068     90,491
   UOB-Kay Hian Holdings, Ltd................................ 12,000     15,769
   UOL Group, Ltd............................................  9,000     41,643
   Venture Corp., Ltd........................................  7,000     43,814
   WBL Corp., Ltd............................................  8,000     23,183
   Wheelock Properties, Ltd.................................. 13,000     19,287
  *Wilmar International, Ltd.................................  8,000     20,194
                                                                     ----------
TOTAL SINGAPORE..............................................         1,231,302
                                                                     ----------
SPAIN -- (2.3%)
   Abengoa SA................................................    505      1,767
  *Abengoa SA Series B.......................................  2,020      6,998
   Abertis Infraestructuras SA...............................  1,826     27,579
   Acciona SA................................................    375     23,050
  *Acerinox SA...............................................  1,502     15,678
   ACS, Actividades de Construccion y Servicios, SA..........    443      9,467
   Amadeus IT Holding SA.....................................  1,147     28,414
   Antena 3 de Television SA.................................  1,085      4,355
   Banco Bilbao Vizcaya Argentaria SA........................  5,661     47,303
   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.......... 15,073    125,106
 #*Banco de Sabadell SA...................................... 24,579     59,935
   Banco Espanol de Credito SA...............................  1,229      4,499
  #Banco Popular Espanol SA.................................. 14,862     23,241
   Banco Santander SA........................................ 15,729    118,426
  #Banco Santander SA Sponsored ADR.......................... 34,963    260,824
   Bankinter SA..............................................  4,250     16,880
   Bolsas y Mercados Espanoles SA............................    711     15,363
   CaixaBank SA..............................................  9,581     36,387
  *Cementos Portland Valderrivas SA..........................    228      1,094
   Construcciones y Auxiliar de Ferrocarriles SA.............     22     10,474
  *Deoleo SA.................................................  3,188      1,365
   Dinamia Capital Privado Sociedad de Capital Riesgo SA.....    540      3,654
   Distribuidora Internacional de Alimentacion SA............  1,384      8,384
   Ebro Foods SA.............................................    985     18,092
   Enagas SA.................................................  1,894     37,676
   Ence Energia y Celulosa SA................................  3,175      7,752
   Ferrovial SA..............................................  2,847     40,286
   Fomento de Construcciones y Contratas SA..................  1,348     17,660
   Gamesa Corp Tecnologica SA................................  2,303      4,705
   Gas Natural SDG SA........................................  3,219     50,012
   Grupo Catalana Occidente SA...............................    923     15,073
  *Grupo Ezentis SA.......................................... 11,765      2,717
   Iberdrola SA.............................................. 20,107    104,133
   Indra Sistemas SA.........................................    974     11,144
   Industria de Diseno Textil SA.............................    424     54,141
  *Jazztel P.L.C.............................................  4,413     29,253
   Mapfre SA.................................................  8,504     23,590
   Mediaset Espana Comunicacion SA...........................  1,132      6,093
   Melia Hotels International SA.............................    953      7,092
  *NH Hoteles SA.............................................  2,275      8,259
   Obrascon Huarte Lain SA...................................    479     12,557
   Papeles y Cartones de Europa SA...........................  3,419      8,219
   Pescanova SA..............................................    468      8,688
  *Promotora de Informaciones SA Series A....................  1,912        834
   Prosegur Cia de Seguridad SA..............................  5,140     28,043
  *Realia Business SA........................................ 10,596      8,105
   Red Electrica Corporacion SA..............................    667     31,295
   Repsol SA Sponsored ADR...................................  2,718     54,632
  *Sacyr Vallehermoso SA.....................................  2,882      5,743
   Telefonica SA Sponsored ADR...............................  5,849     76,856

                                     1294

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
SPAIN -- (Continued)
  *Tubacex SA................................................  1,844 $    4,760
   Tubos Reunidos SA.........................................  4,346     10,841
   Vidrala SA................................................    371      9,594
   Viscofan SA...............................................    830     40,215
   Zardoya Otis SA...........................................  1,308     16,182
                                                                     ----------
TOTAL SPAIN..................................................         1,604,485
                                                                     ----------
SWEDEN -- (2.9%)
   Aarhuskarlshamn AB........................................    500     19,696
   AF AB Series B............................................  1,400     31,098
   Alfa Laval AB.............................................  1,044     18,163
   Assa Abloy AB Series B....................................  1,322     44,043
   Atlas Copco AB Series A...................................    705     17,337
   Atlas Copco AB Series B...................................    777     17,038
   Axfood AB.................................................    350     12,956
   B&B Tools AB Series B.....................................    600      4,120
   Bilia AB Series A.........................................  1,300     16,688
  #Billerud AB...............................................    963      9,186
   Boliden AB................................................  4,894     85,761
   Bure Equity AB............................................  4,279     14,839
   Castellum AB..............................................    857     11,487
  *CDON Group AB.............................................    450      2,529
  #Concentric AB.............................................  2,000     15,076
   Duni AB...................................................  1,648     14,935
   Electrolux AB Series B....................................  2,487     63,756
 #*Eniro AB..................................................    399        562
   Fabege AB.................................................  1,782     17,698
   Hakon Invest AB...........................................    900     15,466
  #Haldex AB.................................................  2,000      8,739
   Hennes & Mauritz AB Series B..............................  1,528     51,809
   Hexagon AB Series B.......................................  2,797     64,614
   Hoganas AB Series B.......................................    900     30,014
   Holmen AB Series B........................................    995     29,322
   Husqvarna AB Series A.....................................    841      4,877
   Husqvarna AB Series B.....................................  4,615     26,807
   Industrial & Financial Systems AB Series B................    854     13,157
   Intrum Justitia AB........................................    596      8,624
   JM AB.....................................................  1,200     21,616
   Kungsleden AB.............................................  1,161      5,679
   Lindab International AB...................................    600      4,503
   Loomis AB Series B........................................    664      9,125
  *Lundin Petroleum AB.......................................  1,361     32,656
   Millicom International Cellular SA SDR....................    184     15,886
   Modern Times Group AB Series B............................    201      6,131
   NCC AB Series B...........................................  1,600     29,979
  #NIBE Industrier AB Series B...............................    404      6,118
 #*Nobia AB..................................................  4,200     16,923
   Nordea Bank AB............................................ 16,075    146,116
   Oriflame Cosmetics SA SDR.................................    750     20,726
  *PA Resources AB...........................................  3,400        232
   Peab AB Series B..........................................    947      4,472
   Ratos AB Series B.........................................  1,295     11,119
   Saab AB Series B..........................................  1,066     20,280
   Sandvik AB................................................  1,412     19,620
   Scania AB Series B........................................  1,157     22,076
  *Securitas AB Series B.....................................  3,324     24,208
   Skandinaviska Enskilda Banken AB Series A................. 11,668     96,819
   Skanska AB Series B.......................................  3,330     52,165
   SKF AB Series B...........................................  1,600     36,108
   Skistar AB................................................    883     10,611
  #SSAB AB Series A..........................................  1,900     13,611

                                     1295

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
SWEDEN -- (Continued)
   SSAB AB Series B..........................................    700 $    4,329
   Svenska Cellulosa AB Series A.............................    306      6,016
   Svenska Cellulosa AB Series B.............................  6,476    126,257
   Svenska Handelsbanken AB Series A.........................  2,994    102,746
   Swedbank AB Series A......................................  5,862    108,884
   Tele2 AB Series B.........................................  2,602     43,435
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.......... 19,000    168,910
   TeliaSonera AB............................................ 10,779     70,864
   Trelleborg AB Series B....................................  4,200     45,766
   Volvo AB Series A.........................................  2,200     29,621
   Volvo AB Series B.........................................  4,667     62,978
   Wihlborgs Fastigheter AB..................................  1,441     21,996
                                                                     ----------
TOTAL SWEDEN.................................................         2,088,978
                                                                     ----------
SWITZERLAND -- (5.0%)
   ABB, Ltd. Sponsored ADR...................................  6,088    109,949
   Adecco SA.................................................  1,572     76,230
   Allreal Holding AG........................................    202     30,539
   Alpiq Holding AG..........................................      8      1,305
   AMS AG....................................................    403     42,930
   Aryzta AG.................................................  1,642     82,030
   Ascom Holding AG..........................................  1,836     15,705
  *Autoneum Holding AG.......................................    124      6,342
   Baloise Holding AG........................................    927     77,373
   Bank Coop AG..............................................    462     27,383
   Banque Cantonale Vaudoise AG..............................     54     28,636
   Barry Callebaut AG........................................     34     32,472
   Belimo Holdings AG........................................      7     12,338
   Berner Kantonalbank AG....................................    107     29,140
   BKW AG....................................................    158      6,112
  *Bobst Group AG............................................    277      8,458
   Bucher Industries AG......................................    173     32,462
   Burckhardt Compression Holding AG.........................     85     24,363
   Clariant AG...............................................  5,698     61,060
   Compagnie Financiere Richemont SA Series A................  1,096     71,128
   Credit Suisse Group AG Sponsored ADR......................  6,552    152,924
   Daetwyler Holding AG......................................    297     25,839
  *Dufry AG..................................................    227     28,871
  #EFG International AG......................................  1,159     10,599
   Emmi AG...................................................     82     20,369
   EMS-Chemie Holding AG.....................................     77     18,578
   Energiedienst Holding AG..................................    604     27,413
   Flughafen Zuerich AG......................................     73     31,240
   Forbo Holding AG..........................................     50     31,600
  *GAM Holding AG............................................  1,643     22,978
   Gategroup Holding AG......................................    383     10,151
   Geberit AG................................................    144     29,743
   George Fisher AG..........................................     69     24,244
   Givaudan SA...............................................     77     77,022
   Gurit Holding AG..........................................     16      6,522
   Helvetia Holding AG.......................................     96     33,710
   Holcim, Ltd...............................................  2,247    153,349
   Huber & Suhner AG.........................................    120      5,336
   Julius Baer Group, Ltd....................................  2,127     73,811
  #Kaba Holding AG...........................................     21      7,941
   Kudelski SA...............................................  1,531     16,740
   Kuehne & Nagel International AG...........................    127     14,857
  *Kuoni Reisen Holding AG Series B..........................     48     12,836
  *Liechtensteinische Landesbank AG..........................     96      3,131
   Lindt & Spruengli AG......................................      1     36,402
  #Logitech International SA.................................  1,706     12,355

                                     1296

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
SWITZERLAND -- (Continued)
   Luzerner Kantonalbank AG..................................     48 $   17,371
   Metall Zug AG.............................................      2      4,205
 #*Meyer Burger Technology AG................................    852      8,279
   Mobimo Holding AG.........................................    102     23,654
   Nestle SA.................................................  4,725    299,982
  *OC Oerlikon Corp. AG......................................  4,980     50,157
   Orell Fuessli Holding AG..................................     31      3,228
   Panalpina Welttransport Holding AG........................    158     14,944
   Partners Group Holding AG.................................     74     15,665
   PubliGroupe SA............................................     64      8,716
   Rieters Holdings AG.......................................    124     19,828
   Romande Energie Holding SA................................      7      9,006
   Schmolz & Bickenbach AG...................................    299      1,131
   Schweiter Technologies AG.................................     17      8,271
   SGS SA....................................................     17     36,039
   Sika AG...................................................     29     60,431
   St. Galler Kantonalbank AG................................     84     34,442
   Sulzer AG.................................................    460     66,703
   Swatch Group AG (7184725).................................    149     61,675
   Swatch Group AG (7184736).................................    360     26,185
   Swiss Life Holding AG.....................................    610     77,035
   Swiss Re, Ltd.............................................  3,384    234,164
   Swisscom AG...............................................     62     25,808
   Syngenta AG ADR...........................................    700     54,572
  *Temenos Group AG..........................................    384      6,326
   UBS AG.................................................... 16,424    246,419
  #UBS AG ADR................................................  4,600     69,092
   Valiant Holding AG........................................    297     29,253
   Valora Holding AG.........................................     83     15,776
   Vetropack Holding AG......................................      1      1,705
  *Von Roll Holding AG.......................................  3,134      7,094
   Vontobel Holdings AG......................................    600     16,733
   Zehnder Group AG..........................................    360     21,202
  *Zug Estates Holding AG Class B............................      2      2,634
   Zurich Insurance Group AG.................................  1,352    333,295
                                                                     ----------
TOTAL SWITZERLAND............................................         3,575,536
                                                                     ----------
UNITED KINGDOM -- (19.4%)
   Aberdeen Asset Management P.L.C........................... 14,243     74,818
   Admiral Group P.L.C.......................................    417      7,473
   Aegis Group P.L.C......................................... 18,237     69,249
  *Afren P.L.C............................................... 19,242     42,918
   Aga Rangemaster Group P.L.C...............................  1,374      1,211
   Aggreko P.L.C.............................................    836     29,076
   Amec P.L.C................................................  3,699     63,467
   Amlin P.L.C...............................................  9,055     54,586
   Anglo American P.L.C......................................  6,671    205,563
   Anglo Pacific Group P.L.C.................................  2,760     11,154
   Anite P.L.C...............................................  6,078     13,876
   Antofagasta P.L.C.........................................  2,036     41,421
   ARM Holdings P.L.C. Sponsored ADR.........................  1,200     38,820
   Ashtead Group P.L.C....................................... 14,650     88,505
   Associated British Foods P.L.C............................  3,325     74,409
   Aveva Group P.L.C.........................................  1,057     34,013
   Aviva P.L.C............................................... 31,314    167,700
   Babcock International Group P.L.C.........................  4,258     67,308
   BAE Systems P.L.C......................................... 22,377    112,943
   Balfour Beatty P.L.C......................................  9,061     46,188
   Barclays P.L.C. Sponsored ADR............................. 13,100    193,880
  *Barratt Developments P.L.C................................ 21,555     66,077
   BBA Aviation P.L.C........................................ 10,853     35,457

                                     1297

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
   Beazley P.L.C............................................... 13,422 $ 38,378
   Bellway P.L.C...............................................  2,995   48,958
   Berendsen P.L.C.............................................  4,657   42,347
  *Berkeley Group Holdings P.L.C. (The)........................  2,238   55,073
  #BG Group P.L.C. Sponsored ADR...............................  7,000  130,200
   BHP Billiton P.L.C. ADR.....................................  1,500   95,970
   Bodycote P.L.C..............................................  4,899   29,912
   Booker Group P.L.C..........................................  4,895    8,105
   Bovis Homes Group P.L.C.....................................  1,341   11,101
   BP P.L.C. Sponsored ADR..................................... 17,176  736,679
   Brewin Dolphin Holdings P.L.C...............................  8,248   24,067
  #British Sky Broadcasting Group P.L.C. Sponsored ADR.........    650   29,777
   Britvic P.L.C...............................................  2,726   15,821
   BT Group P.L.C. Sponsored ADR...............................  2,400   82,512
   Bunzl P.L.C.................................................  3,497   57,926
   Burberry Group P.L.C........................................  1,344   25,359
   Cable & Wireless Communications P.L.C....................... 46,271   28,018
  *Cairn Energy P.L.C..........................................  3,148   14,267
   Capita P.L.C................................................  2,990   34,936
   Carillion P.L.C.............................................  9,492   47,244
   Carnival P.L.C..............................................    367   14,619
  #Carnival P.L.C. ADR.........................................  1,300   51,389
   Catlin Group, Ltd...........................................  6,182   47,113
  *Centamin P.L.C..............................................  1,892    1,954
   Centrica P.L.C.............................................. 14,387   75,321
   Chemring Group P.L.C........................................    722    3,664
   Chesnara P.L.C..............................................  3,877   11,753
   Close Brothers Group P.L.C..................................  2,952   40,394
   Cobham P.L.C................................................ 11,022   38,319
  *Colt Group SA...............................................  2,757    4,920
   Compass Group P.L.C.........................................  8,172   89,795
   Computacenter P.L.C.........................................  3,281   19,427
   Cookson Group P.L.C.........................................  5,870   55,453
   Cranswick P.L.C.............................................    855   10,309
   Croda International P.L.C...................................  1,303   46,393
   CSR P.L.C...................................................  2,830   16,155
   Daily Mail & General Trust P.L.C. Series A..................  4,069   31,388
   Dairy Crest Group P.L.C.....................................  2,589   14,928
   Darty P.L.C.................................................  3,132    2,723
   De La Rue P.L.C.............................................  1,308   22,370
   Debenhams P.L.C............................................. 22,081   42,749
   Dignity P.L.C...............................................    576    8,695
  *Dixons Retail P.L.C......................................... 49,297   16,447
   Domino Printing Sciences P.L.C..............................  2,941   25,784
   Drax Group P.L.C............................................  6,130   55,635
   DS Smith P.L.C.............................................. 21,868   75,499
   E2V Technologies P.L.C......................................  3,334    6,256
   easyJet P.L.C...............................................  2,947   29,783
   Elementis P.L.C.............................................  5,496   18,602
  *EnQuest P.L.C...............................................  8,083   15,153
  *Enterprise Inns P.L.C....................................... 11,823   13,901
   Eurasian Natural Resources Corp. P.L.C......................    817    4,331
   Evraz P.L.C.................................................  3,308   12,622
   Experian P.L.C..............................................  3,075   53,201
   F&C Asset Management P.L.C..................................  6,813   10,898
   Fenner P.L.C................................................  3,512   20,519
   Filtrona P.L.C..............................................  4,670   43,264
  *Findel P.L.C................................................ 16,824    1,846
   Firstgroup P.L.C............................................  8,640   26,606
   G4S P.L.C................................................... 22,582   95,039
  *Gem Diamonds, Ltd...........................................  2,700    7,366

                                     1298

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   GKN P.L.C................................................  24,867 $   83,638
   Go-Ahead Group P.L.C.....................................     487     10,218
   Greggs P.L.C.............................................   1,490     11,268
   Halfords Group P.L.C.....................................   4,424     24,728
   Halma P.L.C..............................................   7,034     46,882
   Hays P.L.C...............................................   7,814     10,303
   Helical Bar P.L.C........................................   3,459     10,771
  *Helphire P.L.C...........................................   4,847        170
   Henderson Group P.L.C....................................  12,095     22,894
   Hill & Smith Holdings P.L.C..............................   4,285     25,767
   Hiscox, Ltd..............................................   6,571     50,668
   Home Retail Group P.L.C..................................   5,486     10,128
   Homeserve P.L.C..........................................   2,825     10,076
   Howden Joinery Group P.L.C...............................   7,492     20,598
  #HSBC Holdings P.L.C. Sponsored ADR.......................  21,019  1,037,498
   Hunting P.L.C............................................   2,655     32,159
   Huntsworth P.L.C.........................................   9,410      7,113
   ICAP P.L.C...............................................   9,292     48,886
   IG Group Holdings P.L.C..................................   3,093     21,780
   IMI P.L.C................................................   2,813     43,433
   Inchcape P.L.C...........................................  10,165     66,108
   Informa P.L.C............................................  10,074     65,209
   Inmarsat P.L.C...........................................   3,198     29,298
  *Innovation Group P.L.C...................................  32,087     11,411
   InterContinental Hotels Group P.L.C. ADR.................   1,493     36,758
  *International Consolidated Airlines Group SA.............  16,331     42,574
   International Personal Finance P.L.C.....................   5,305     29,800
   Interserve P.L.C.........................................   2,216     13,961
   Intertek Group P.L.C.....................................   1,135     51,736
   Invensys P.L.C...........................................   5,798     21,379
   Investec P.L.C...........................................  10,261     60,511
  *IP Group P.L.C...........................................   4,973      9,487
   ITV P.L.C................................................  22,994     32,192
   Jardine Lloyd Thompson Group P.L.C.......................   1,972     23,704
   JD Wetherspoon P.L.C.....................................     229      1,856
  *JKX Oil & Gas P.L.C......................................   3,242      4,195
   John Wood Group P.L.C....................................   5,173     71,102
   Johnson Matthey P.L.C....................................   1,581     57,521
  *Johnston Press P.L.C.....................................   9,724      1,963
   Kazakhmys P.L.C..........................................   2,842     32,607
   KCOM Group P.L.C.........................................  13,914     17,072
   Keller Group P.L.C.......................................   1,423     13,958
   Kingfisher P.L.C.........................................  26,248    122,894
  *Kofax P.L.C..............................................   1,336      6,088
   Laird P.L.C..............................................   6,889     23,435
   Lamprell P.L.C...........................................   2,548      3,051
   Lancashire Holdings, Ltd.................................   2,692     37,540
   Legal & General Group P.L.C..............................  18,591     40,300
  *Lloyds Banking Group P.L.C...............................  26,361     17,359
  *Lloyds Banking Group P.L.C. Sponsored ADR................  23,849     62,484
   London Stock Exchange Group P.L.C........................   2,568     40,520
  #Lonmin P.L.C.............................................   3,027     25,118
   Lookers P.L.C............................................   4,741      5,811
   Low & Bonar P.L.C........................................   7,100      6,210
   Man Group P.L.C..........................................   9,204     11,696
   Marks & Spencer Group P.L.C..............................  12,946     82,397
   Marshalls P.L.C..........................................   2,962      4,287
  *McBride P.L.C............................................   5,164     11,422
  *McBride P.L.C. Redeemable B Shares....................... 154,920        250
   Meggitt P.L.C............................................  14,533     90,644
   Melrose P.L.C............................................  12,372     48,193

                                     1299

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   Michael Page International P.L.C.........................   4,900 $   28,599
  *Mitchells & Butlers P.L.C................................   6,562     34,722
   Mitie Group P.L.C........................................   7,518     35,422
   Mondi P.L.C..............................................   6,514     71,807
   Morgan Crucible Co. P.L.C................................   3,198     13,066
   Morgan Sindall Group P.L.C...............................     778      8,309
   N Brown Group P.L.C......................................   2,652     14,406
   National Express Group P.L.C.............................  10,716     29,476
   National Grid P.L.C. Sponsored ADR.......................   1,305     74,398
   Next P.L.C...............................................     805     46,406
   Northgate P.L.C..........................................   2,035      8,318
   Novae Group P.L.C........................................   2,345     14,090
   Old Mutual P.L.C.........................................  49,164    136,846
   Pace P.L.C...............................................   6,191     18,586
   Pearson P.L.C. Sponsored ADR.............................   7,614    153,041
  *Pendragon P.L.C..........................................  30,527      6,897
   Pennon Group P.L.C.......................................   3,952     45,779
   Persimmon P.L.C..........................................   6,696     86,157
   Petrofac, Ltd............................................     300      7,789
   Petropavlovsk P.L.C......................................   3,030     19,783
   Phoenix IT Group, Ltd....................................   1,920      5,354
   Premier Farnell P.L.C....................................   3,194      8,547
  *Premier Foods P.L.C......................................   2,924      5,046
  *Premier Oil P.L.C........................................   7,044     39,940
   Prudential P.L.C. ADR....................................   6,900    189,612
  *Punch Taverns P.L.C......................................  12,288      1,287
   PZ Cussons P.L.C.........................................   1,245      6,809
   Qinetiq Group P.L.C......................................  15,195     48,396
  *Quintain Estates & Development P.L.C.....................  14,008     12,113
   Randgold Resources, Ltd..................................     235     28,092
   Rathbone Brothers P.L.C..................................     683     14,289
   Reed Elsevier P.L.C. ADR.................................   1,125     43,954
   Regus P.L.C..............................................  13,221     21,437
   Renishaw P.L.C...........................................     991     28,255
   Rentokil Initial P.L.C...................................  20,074     28,575
   Resolution, Ltd..........................................  26,561     93,645
   Rexam P.L.C..............................................  13,962    100,815
   Rio Tinto P.L.C..........................................     948     47,359
   Rio Tinto P.L.C. Sponsored ADR...........................   3,700    184,926
  *Rolls-Royce Holdings P.L.C...............................  10,606    146,570
  *Rolls-Royce Holdings P.L.C. Series C..................... 806,056      1,301
   Rotork P.L.C.............................................     944     34,779
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR........     504      4,506
   Royal Dutch Shell P.L.C. ADR.............................  15,447  1,091,022
   RPS Group P.L.C..........................................   5,472     20,756
   RSA Insurance Group P.L.C................................  54,564     99,042
   Sage Group P.L.C.........................................  21,589    108,432
   Sainsbury (J.) P.L.C.....................................  16,870     96,727
  *Salamander Energy P.L.C..................................   2,521      7,836
   Savills P.L.C............................................   4,011     26,213
   Schroders P.L.C..........................................   1,473     36,347
   Schroders P.L.C. Non-Voting..............................     871     17,392
   SDL P.L.C................................................   2,030     17,400
   Senior P.L.C.............................................   9,084     28,549
   Serco Group P.L.C........................................   5,235     47,920
   Severfield-Rowen P.L.C...................................   1,606      3,655
   Severn Trent P.L.C.......................................   1,705     44,220
   Shanks Group P.L.C.......................................  13,706     18,131
   SIG P.L.C................................................   8,856     15,003
  *SOCO International P.L.C.................................   3,504     19,146
   Spectris P.L.C...........................................   2,415     67,643

                                     1300

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            Shares    Value++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
   Speedy Hire P.L.C.......................................   1,158 $       603
   Spirax-Sarco Engineering P.L.C..........................   1,339      41,922
   Spirent Communications P.L.C............................  19,193      44,815
   Spirit Pub Co. P.L.C....................................  12,288      12,012
   SSE P.L.C...............................................   3,985      93,207
   St. James's Place P.L.C.................................   4,098      26,314
   St. Modwen Properties P.L.C.............................   3,552      11,576
   Stagecoach Group P.L.C..................................   8,475      37,586
   Standard Chartered P.L.C................................  12,061     285,565
   Standard Life P.L.C.....................................  26,082     123,155
   TalkTalk Telecom Group P.L.C............................   5,939      18,229
   Tate & Lyle P.L.C.......................................   6,232      73,046
   Taylor Wimpey P.L.C.....................................  71,079      70,253
   Telecity Group P.L.C....................................   2,044      29,775
   Tesco P.L.C.............................................  33,306     172,341
  *Thomas Cook Group P.L.C.................................  17,383       5,759
  *Travis Perkins P.L.C....................................   3,852      67,314
  *Trinity Mirror P.L.C....................................   7,656       7,497
   TT electronics P.L.C....................................   3,593       7,261
   TUI Travel P.L.C........................................   7,598      30,828
   Tullett Prebon P.L.C....................................   1,416       6,260
   Tullow Oil P.L.C........................................   2,740      62,250
   UBM P.L.C...............................................   5,369      60,696
   Ultra Electronics Holdings P.L.C........................     795      21,755
   Unilever P.L.C. Sponsored ADR...........................   1,800      67,122
   United Utilities Group P.L.C............................   4,818      52,677
   Vedanta Resources P.L.C.................................   1,465      26,918
   Vodafone Group P.L.C. Sponsored ADR.....................  28,773     783,201
   Weir Group P.L.C. (The).................................     657      18,515
   WH Smith P.LC...........................................   4,107      41,214
   Whitbread P.L.C.........................................   2,971     112,908
   William Morrison Supermarkets P.L.C.....................  20,251      87,682
  *Wincanton P.L.C.........................................   2,286       2,502
   Wolseley P.L.C..........................................   2,035      89,210
   Wolseley P.L.C. ADR.....................................   2,900      12,615
   WPP P.L.C. Sponsored ADR................................   2,100     135,744
   WS Atkins P.L.C.........................................   1,777      20,492
  *Xchanging P.L.C.........................................   2,042       3,651
   Xstrata P.L.C...........................................  11,296     178,946
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          13,800,778
                                                                    -----------
TOTAL COMMON STOCKS........................................          64,524,496
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  *Tessenderlo Chemie NV STRIP VVPR........................     131           6
                                                                    -----------
HONG KONG -- (0.0%)
  *Esprit Holdings, Ltd. Rights 11/19/12...................   2,400         644
                                                                    -----------
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Tradeable Coupons....       6           1
                                                                    -----------
TOTAL RIGHTS/WARRANTS......................................                 651
                                                                    -----------

                                                            Shares/
                                                             Face
                                                            Amount
                                                             (000)    Value+
                                                            ------- -----------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@DFA Short Term Investment Fund......................... 432,152   5,000,000

                                     1301

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.35%, 11/01/12 (Collateralized by FNMA 4.000%,
     05/01/42 & 5.000%, 01/01/39, valued at $1,791,990) to
     be repurchased at $1,756,870............................ 1,757   1,756,853
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL..........................         6,756,853
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $92,495,115).........................................       $71,282,000
                                                                    ===========

                                     1302

                       VA U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                Shares  Value+
                                                                ------ --------
COMMON STOCKS -- (92.9%)
Consumer Discretionary -- (15.5%)..............................
  *1-800-FLOWERS.COM, Inc. Class A.............................  6,817 $ 24,746
   A.H. Belo Corp. Class A.....................................  5,125   25,625
  *ALCO Stores, Inc............................................  1,100   10,912
  *Aldila, Inc.................................................  1,900    5,662
   Ambassadors Group, Inc......................................    113      579
  #American Greetings Corp. Class A............................  3,700   63,529
  *America's Car-Mart, Inc.....................................  1,412   59,106
  *Arctic Cat, Inc.............................................  2,778  100,758
   Ark Restaurants Corp........................................    411    6,938
  *Ascent Capital Group, Inc. Class A..........................  1,823  108,377
  *Ballantyne Strong, Inc......................................  3,604   14,524
  *Barnes & Noble, Inc......................................... 11,200  188,608
   Bassett Furniture Industries, Inc...........................  2,400   27,528
 #*Beasley Broadcast Group, Inc. Class A.......................  1,850    8,991
 #*Beazer Homes USA, Inc.......................................  2,866   47,260
   bebe stores, Inc............................................  3,532   14,305
   Belo Corp. Class A.......................................... 12,948   96,851
   Big 5 Sporting Goods Corp...................................    547    4,885
  *Biglari Holdings, Inc.......................................    310  109,619
  *Bluegreen Corp..............................................  8,286   49,136
  #Blyth, Inc..................................................    273    6,235
   Bob Evans Farms, Inc........................................  6,934  263,977
   Bon-Ton Stores, Inc. (The)..................................  1,576   19,353
  *Books-A-Million, Inc........................................  2,707    7,986
   Bowl America, Inc. Class A..................................    120    1,533
  *Boyd Gaming Corp............................................ 10,794   66,599
   Brown Shoe Co., Inc......................................... 11,700  184,626
  *Build-A-Bear Workshop, Inc..................................  4,475   16,065
  *Cabela's, Inc............................................... 11,300  506,353
  *Cache, Inc..................................................  2,990    8,223
   Callaway Golf Co............................................ 10,544   57,570
  *Cambium Learning Group, Inc.................................  2,293    2,087
   Canterbury Park Holding Corp................................    332    3,337
   Carriage Services, Inc......................................  4,499   47,824
  *Carrols Restaurant Group, Inc...............................  1,660   10,657
  *Casual Male Retail Group, Inc...............................  4,600   17,756
  *Cavco Industries, Inc.......................................  1,469   71,011
 #*Central European Media Enterprises, Ltd. Class A............  3,200   17,152
  *Charles & Colvard, Ltd......................................    863    3,443
   Christopher & Banks Corp....................................  4,071   12,702
   Churchill Downs, Inc........................................  3,200  209,056
  *Citi Trends, Inc............................................  1,087   13,348
  *Coast Distribution System, Inc. (The).......................    800    1,576
  *Cobra Electronics Corp......................................  1,000    4,880
  #Columbia Sportswear Co......................................  1,400   78,960
  *Conn's, Inc.................................................  7,864  199,195
   Core-Mark Holding Co., Inc..................................  3,111  148,924
  *Corinthian Colleges, Inc.................................... 16,301   44,502
   CSS Industries, Inc.........................................  2,542   51,094
   Culp, Inc...................................................    907   11,464
  *Cumulus Media, Inc. Class A.................................    774    1,904
  *Cybex International, Inc....................................    446    1,102
   D.R. Horton, Inc............................................ 10,200  213,792
  *dELiA*s, Inc................................................  4,300    5,676
  *Delta Apparel, Inc..........................................  1,640   24,830
  *Dial Global, Inc............................................  1,609    3,926
 #*Digital Generation, Inc.....................................    400    3,720
   Dillard's, Inc. Class A.....................................  7,314  563,178

                                     1303

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Consumer Discretionary -- (Continued)
  *DineEquity, Inc.............................................  1,100 $ 68,970
  *Dixie Group, Inc. (The).....................................  3,300   13,068
  *Dorman Products, Inc........................................    566   17,291
   Dover Downs Gaming & Entertainment, Inc.....................    937    2,230
  *Dover Motorsports, Inc......................................  3,360    4,973
 #*DreamWorks Animation SKG, Inc. Class A......................  5,213  106,189
  *E.W. Scripps Co. Class A (The).............................. 10,564  112,084
  *EDCI Holdings, Inc..........................................  1,611    7,451
 #*Education Management Corp...................................    848    2,697
  *Emerson Radio Corp..........................................  2,934    4,988
  *Entercom Communications Corp. Class A.......................  2,272   14,791
  *Entertainment Gaming Asia, Inc..............................    800    2,000
   Escalade, Inc...............................................    794    4,129
  *Exide Technologies..........................................  1,959    5,975
  *Federal-Mogul Corp..........................................  9,173   69,164
  *Fisher Communications, Inc..................................  1,403   35,412
   Flexsteel Industries, Inc...................................    745   14,997
   Foot Locker, Inc............................................    864   28,944
   Fred's, Inc. Class A........................................  8,542  115,744
   Frisch's Restaurants, Inc...................................    439    7,849
  *Fuel Systems Solutions, Inc.................................    922   15,001
  *Full House Resorts, Inc.....................................  1,609    5,068
  *Furniture Brands International, Inc......................... 14,606   22,201
  *Gaiam, Inc. Class A.........................................  1,255    4,129
  #GameStop Corp. Class A...................................... 13,945  318,364
   Gaming Partners International Corp..........................    300    1,875
   Gannett Co., Inc............................................ 13,832  233,761
  *Genesco, Inc................................................  1,643   94,144
  *G-III Apparel Group, Ltd....................................  2,120   78,355
  *Gray Television, Inc........................................ 11,264   23,992
  *Gray Television, Inc. Class A...............................    700    1,477
  #Group 1 Automotive, Inc.....................................  5,156  319,724
   Harte-Hanks, Inc............................................  3,148   17,534
  *Hastings Entertainment, Inc.................................  3,200    6,400
   Haverty Furniture Cos., Inc.................................  4,608   69,166
  *Heelys, Inc.................................................  2,100    4,767
  *Helen of Troy, Ltd..........................................  7,600  229,672
 .*Here Media, Inc.............................................    340        3
 .*Here Media, Inc. Special Shares.............................    340        3
 #*hhgregg, Inc................................................  1,188    7,176
  *Hollywood Media Corp........................................  1,384    1,841
   Hooker Furniture Corp.......................................  2,723   37,142
   Hot Topic, Inc..............................................  4,834   41,572
  *Iconix Brand Group, Inc.....................................  9,795  181,305
   International Speedway Corp. Class A........................  4,800  122,400
  *Isle of Capri Casinos, Inc..................................  4,568   27,773
  #JAKKS Pacific, Inc..........................................  6,285   81,139
   Jarden Corp................................................. 12,066  600,887
  *Johnson Outdoors, Inc. Class A..............................  2,148   41,907
   Jones Group, Inc. (The)..................................... 17,199  203,120
  *Journal Communications, Inc. Class A........................ 10,623   59,595
  *Kid Brands, Inc.............................................  3,700    6,697
  *Kirkland's, Inc.............................................  1,259   12,074
  *Krispy Kreme Doughnuts, Inc.................................  7,413   55,079
 #*K-Swiss, Inc. Class A.......................................  3,732    8,509
  *Lakeland Industries, Inc....................................  2,120   12,932
  *Lazare Kaplan International, Inc............................  1,563    2,446
  *La-Z-Boy, Inc...............................................  3,691   59,868
  *Lee Enterprises, Inc........................................  6,308    9,336
  #Lennar Corp. Class A........................................ 25,500  955,485
Lennar Corp. Class B Voting....................................  2,960   84,005

                                     1304

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   Lifetime Brands, Inc........................................  2,974 $ 33,011
   Lithia Motors, Inc. Class A.................................  5,052  172,778
  *Live Nation Entertainment, Inc.............................. 20,165  184,510
  *Luby's, Inc.................................................  7,944   50,762
  *M/I Homes, Inc..............................................  3,540   78,765
   Mac-Gray Corp...............................................  3,700   48,100
  *Madison Square Garden Co. Class A (The).....................  5,458  224,651
  *Maidenform Brands, Inc......................................  1,783   33,360
   Marcus Corp.................................................  4,702   51,252
  *MarineMax, Inc..............................................  6,061   49,882
  *Marriott Vacations Worldwide Corp...........................    754   29,662
  *McClatchy Co. Class A (The)................................. 11,361   32,379
   MDC Holdings, Inc...........................................  5,405  206,687
 #*Media General, Inc. Class A.................................  5,800   24,360
   Men's Wearhouse, Inc. (The).................................  5,400  177,066
   Meredith Corp...............................................  2,226   74,504
  *Meritage Homes Corp.........................................  3,075  113,714
  *Modine Manufacturing Co..................................... 10,307   70,088
  *Mohawk Industries, Inc......................................  7,687  641,634
  *Monarch Casino & Resort, Inc................................  2,145   19,562
 #*Motorcar Parts of America, Inc..............................    759    3,567
   Movado Group, Inc...........................................  4,151  131,545
  *MTR Gaming Group, Inc.......................................  5,500   19,195
  *Multimedia Games Holding Co., Inc...........................  3,113   49,497
   NACCO Industries, Inc. Class A..............................  1,477   74,795
  *Nautilus, Inc...............................................  2,890    8,121
  *Navarre Corp................................................  4,987    8,428
  *Office Depot, Inc........................................... 11,380   28,222
   OfficeMax, Inc.............................................. 15,844  116,453
  *Orient-Express Hotels, Ltd. Class A......................... 19,121  224,289
   Outdoor Channel Holdings, Inc...............................  3,987   28,946
  *Pacific Sunwear of California, Inc..........................  1,355    2,304
   Penske Automotive Group, Inc................................  6,185  189,261
   Pep Boys - Manny, Moe & Jack (The).......................... 12,600  125,874
  *Perfumania Holdings, Inc....................................  1,390    7,909
  *Perry Ellis International, Inc..............................  4,364   90,073
  *Pinnacle Entertainment, Inc................................. 11,600  148,016
  *PulteGroup, Inc............................................. 18,400  319,056
  *Quiksilver, Inc............................................. 21,509   68,829
   R.G. Barry Corp.............................................    958   14,600
 #*Radio One, Inc. Class D.....................................  3,383    2,876
  #RadioShack Corp.............................................  3,671    8,223
  *Reading International, Inc. Class A.........................  1,086    6,570
  *Red Lion Hotels Corp........................................  4,230   27,876
  *Red Robin Gourmet Burgers, Inc..............................  2,000   66,800
   Regis Corp.................................................. 13,290  221,411
   Rent-A-Center, Inc..........................................  9,000  299,970
  *Rick's Cabaret International, Inc...........................  1,800   14,778
  *Rocky Brands, Inc...........................................  1,900   22,819
  *Ruby Tuesday, Inc........................................... 17,122  123,621
  #Ryland Group, Inc. (The)....................................  9,200  311,604
 #*Ryman Hospitality Properties................................  6,157  240,185
  *Saga Communications, Inc. Class A...........................  1,707   72,411
 #*Saks, Inc................................................... 18,300  188,124
   Salem Communications Corp. Class A..........................  4,900   29,204
  #Scholastic Corp.............................................  6,726  221,891
  *School Specialty, Inc.......................................  4,794    8,869
   Service Corp. International................................. 15,991  224,514
   Shiloh Industries, Inc......................................  5,891   67,040
   Shoe Carnival, Inc..........................................  5,209  121,786
  *Skechers U.S.A., Inc. Class A...............................  7,892  131,007

                                     1305

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             Shares   Value+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
  *Skyline Corp.............................................  1,691 $     7,779
  *Smith & Wesson Holding Corp..............................    800       7,680
   Sonic Automotive, Inc. Class A...........................  5,187     100,628
  *Spanish Broadcasting System, Inc. Class A................     78         273
   Spartan Motors, Inc......................................  5,354      25,164
   Speedway Motorsports, Inc................................ 10,592     172,650
  *Sport Chalet, Inc. Class A...............................  4,484       6,547
  *Sport Chalet, Inc. Class B...............................    150         250
   Stage Stores, Inc........................................  6,632     162,484
   Standard Motor Products, Inc.............................  5,844     109,750
  *Stanley Furniture Co., Inc...............................  3,305      15,368
  *Stein Mart, Inc..........................................  3,837      30,159
  *Steinway Musical Instruments, Inc........................  2,578      62,233
   Stewart Enterprises, Inc. Class A........................ 19,953     155,035
  *Stoneridge, Inc..........................................    893       4,438
   Superior Industries International, Inc...................  5,967     101,976
   Superior Uniform Group, Inc..............................  2,295      26,920
  *Systemax, Inc............................................  2,377      26,004
  *Tandy Brands Accessories, Inc............................  2,500       3,775
  *Toll Brothers, Inc....................................... 12,877     425,070
  *Trans World Entertainment Corp...........................  8,600      29,240
  *Tuesday Morning Corp.....................................  1,300       7,761
  *Unifi, Inc...............................................  4,872      68,354
  *Universal Electronics, Inc...............................  1,453      24,933
   Vail Resorts, Inc........................................    272      15,444
  *VOXX International Corp..................................  4,853      30,186
   Washington Post Co. Class B (The)........................    610     203,441
  *Wells-Gardner Electronics Corp...........................  1,121       2,320
   Wendy's Co. (The)........................................ 45,237     193,162
  *West Marine, Inc.........................................  6,279      64,925
  *Wet Seal, Inc. Class A (The).............................  3,585      10,253
   Weyco Group, Inc.........................................    493      11,576
 #*WMS Industries, Inc......................................  4,797      78,815
   *Zale Corp...............................................  4,277      30,709
                                                                    -----------
Total Consumer Discretionary................................         17,173,013
                                                                    -----------
Consumer Staples -- (4.9%)
   Alico, Inc...............................................    767      24,076
  *Alliance One International, Inc.......................... 16,563      50,352
   Andersons, Inc. (The)....................................  2,900     113,912
   Cal-Maine Foods, Inc.....................................  2,400     103,512
   CCA Industries, Inc......................................    400       1,740
 #*Central European Distribution Corp.......................  6,120      15,790
  *Central Garden & Pet Co..................................  2,954      32,730
  *Central Garden & Pet Co. Class A.........................  9,618     108,395
  *Chiquita Brands International, Inc....................... 10,547      76,044
  *Constellation Brands, Inc. Class A....................... 21,857     772,426
  *Craft Brew Alliance, Inc.................................  3,112      23,589
 #*Dole Food Co., Inc....................................... 11,067     139,334
  *Farmer Bros. Co..........................................  4,300      41,839
   Fresh Del Monte Produce, Inc.............................  9,637     242,563
   Golden Enterprises, Inc..................................    678       2,332
   Griffin Land & Nurseries, Inc............................    390      10,120
  *Hain Celestial Group, Inc. (The)......................... 11,600     670,480
  *Harbinger Group, Inc.....................................  1,600      14,000
   Ingles Markets, Inc. Class A.............................  3,039      49,232
   Inter Parfums, Inc.......................................    779      14,225
  *John B. Sanfilippo & Son, Inc............................  1,796      30,209
  *Mannatech, Inc...........................................    682       3,315
   MGP Ingredients, Inc.....................................  4,280      15,108
   Nash Finch Co............................................  3,213      61,786

                                     1306

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Consumer Staples -- (Continued)
  *Nutraceutical International Corp..........................  2,600 $   41,236
   Oil-Dri Corp. of America..................................    882     19,757
  *Omega Protein Corp........................................  4,830     31,443
   Orchids Paper Products Co.................................    700     13,433
  *Overhill Farms, Inc.......................................    400      1,800
  *Pantry, Inc. (The)........................................  5,960     79,059
  *Physicians Formula Holdings, Inc..........................  2,630     12,861
  *Pilgrim's Pride Corp......................................    242      1,362
  *Post Holdings, Inc........................................  5,638    177,879
  *Prestige Brands Holdings, Inc............................. 11,035    191,899
  *Ralcorp Holdings, Inc.....................................  5,885    424,838
  *Seneca Foods Corp. Class A................................    889     25,412
  *Smart Balance, Inc........................................ 10,495    124,890
  *Smithfield Foods, Inc..................................... 24,627    504,115
   Snyders-Lance, Inc........................................  3,100     78,554
   Spartan Stores, Inc.......................................  5,011     71,958
  *Spectrum Brands Holdings, Inc.............................  4,989    226,950
   Stephan Co. (The).........................................    200        424
  *Susser Holdings Corp......................................  2,447     87,945
  *TreeHouse Foods, Inc......................................  4,206    225,231
  #Universal Corp............................................  3,612    179,011
   Village Super Market, Inc. Class A........................    726     26,622
   Weis Markets, Inc.........................................  6,017    247,660
                                                                     ----------
Total Consumer Staples.......................................         5,411,448
                                                                     ----------
Energy -- (6.3%)
   Adams Resources & Energy, Inc.............................    489     14,875
   Alon USA Energy, Inc......................................  6,173     81,052
  *Barnwell Industries, Inc..................................    480      1,603
  *Basic Energy Services, Inc................................    941      9,777
  #Berry Petroleum Co. Class A...............................    202      7,779
  *Bill Barrett Corp.........................................  4,418    101,216
   Bolt Technology Corp......................................  1,400     20,160
  *BPZ Resources, Inc........................................  8,600     24,768
   Bristow Group, Inc........................................  5,612    280,151
  *Cal Dive International, Inc............................... 15,652     19,722
  *Callon Petroleum Co.......................................  1,158      6,624
  *Carrizo Oil & Gas, Inc....................................    300      8,046
  *Clayton Williams Energy, Inc..............................     36      1,525
  *Cloud Peak Energy, Inc....................................  6,019    127,001
  *Comstock Resources, Inc...................................  6,586    112,752
  *Contango Oil & Gas Co.....................................    937     46,063
  *Crimson Exploration, Inc..................................  6,712     24,297
  *Dawson Geophysical Co.....................................  2,215     52,916
   Delek US Holdings, Inc....................................  6,871    176,928
   DHT Holdings, Inc.........................................    537      2,266
  *Double Eagle Petroleum Co.................................  1,300      6,513
 #*Endeavour International Corp.............................. 10,559     76,658
  *ENGlobal Corp.............................................  2,200        902
  *EPL Oil & Gas, Inc........................................  6,069    131,333
  *Exterran Holdings, Inc....................................  9,741    194,625
  *Forest Oil Corp...........................................  2,210     16,752
  *Global Geophysical Services, Inc..........................  5,630     26,011
  *Green Plains Renewable Energy, Inc........................  6,100     47,153
   Gulf Island Fabrication, Inc..............................  2,703     64,142
  *Gulfmark Offshore, Inc. Class A...........................  3,413    110,308
  *Harvest Natural Resources, Inc............................  7,276     63,519
  *Helix Energy Solutions Group, Inc......................... 14,810    256,065
   Helmerich & Payne, Inc....................................  1,405     67,159
  *Hercules Offshore, Inc.................................... 20,035     95,367
 .*HKN, Inc..................................................  5,668     11,166

                                     1307

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Energy -- (Continued)
  *Hornbeck Offshore Services, Inc...........................  6,159 $  213,348
  *Lucas Energy, Inc.........................................  3,400      5,780
 #*Magnum Hunter Resources Corp..............................  9,577     36,584
  *Matrix Service Co.........................................  3,683     38,635
  *Mexco Energy Corp.........................................    100        590
  *Mitcham Industries, Inc...................................    563      7,629
  *Nabors Industries, Ltd.................................... 16,169    218,120
  *Natural Gas Services Group, Inc...........................  2,866     45,455
  *Newfield Exploration Co...................................  5,149    139,641
  *Newpark Resources, Inc.................................... 10,374     70,439
  #Nordic American Tankers, Ltd..............................    841      7,064
  #Overseas Shipholding Group, Inc...........................  2,316      2,594
  *Parker Drilling Co........................................ 17,533     75,918
  #Patterson-UTI Energy, Inc................................. 12,700    205,486
  *PDC Energy, Inc...........................................  4,960    150,139
   Penn Virginia Corp........................................  6,970     31,504
  *PHI, Inc. Non-Voting......................................  3,000     93,870
  *Pioneer Energy Services Corp.............................. 14,053     92,750
  *Plains Exploration & Production Co........................  3,132    111,687
  *REX American Resources Corp...............................  2,075     36,541
  *Rex Energy Corp...........................................  2,000     26,480
  *Rowan Cos. P.L.C. Class A................................. 15,342    486,495
  *SEACOR Holdings, Inc......................................  3,280    287,689
  #Ship Finance International, Ltd...........................  6,844    105,261
  *Steel Excel, Inc..........................................  3,594     88,053
  *Stone Energy Corp.........................................  1,563     36,871
  *Superior Energy Services, Inc.............................  3,100     63,023
  *Swift Energy Co...........................................  8,400    140,364
   Teekay Corp...............................................  6,873    210,383
  *Tesco Corp................................................  2,009     17,699
   Tesoro Corp............................................... 15,807    596,082
  *TETRA Technologies, Inc...................................  8,631     46,176
   Tidewater, Inc............................................  6,400    304,064
  *Triangle Petroleum Corp...................................  6,236     39,848
  *Union Drilling, Inc.......................................  6,400     41,536
  *Unit Corp.................................................  5,926    239,114
  *USEC, Inc................................................. 28,283     19,105
  *VAALCO Energy, Inc........................................  7,136     58,301
 #*Verenium Corp.............................................    236        581
  *Warren Resources, Inc.....................................  1,757      5,007
   Western Refining, Inc..................................... 11,599    288,467
  *Willbros Group, Inc.......................................  6,312     32,254
                                                                     ----------
Total Energy.................................................         7,003,821
                                                                     ----------
Financials -- (23.3%)
   1st Source Corp...........................................  6,821    151,494
  *1st United Bancorp, Inc...................................  2,700     16,227
   Access National Corp......................................    535      7,057
  *Alexander & Baldwin, Inc..................................  5,182    149,915
   Alliance Financial Corp...................................    506     22,912
   Allied World Assurance Co. Holdings, Ltd..................  3,850    309,155
   Alterra Capital Holdings, Ltd............................. 10,901    266,311
  *American Capital, Ltd..................................... 36,462    429,887
   American Equity Investment Life Holding Co................  7,750     89,203
   American Financial Group, Inc............................. 12,615    489,462
   American National Bankshares, Inc.........................    702     14,735
   American National Insurance Co............................  2,880    210,413
  *American Safety Insurance Holdings, Ltd...................  2,457     41,425
  *Ameris Bancorp............................................  4,419     47,151
  *AMERISAFE, Inc............................................  3,543     93,004
  *AmeriServ Financial, Inc..................................  6,300     18,459

                                     1308

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Financials -- (Continued)
   Argo Group International Holdings, Ltd......................  4,810 $165,464
   Aspen Insurance Holdings, Ltd...............................  8,831  285,683
   Associated Banc-Corp........................................ 23,271  299,963
   Assurant, Inc............................................... 10,416  393,829
   Assured Guaranty, Ltd.......................................  8,464  117,565
   Astoria Financial Corp......................................  9,457   94,854
   Auburn National Bancorporation, Inc.........................     44    1,013
  *AV Homes, Inc...............................................  1,654   24,314
   Axis Capital Holdings, Ltd.................................. 15,369  556,665
   Baldwin & Lyons, Inc. Class B...............................  3,050   74,268
   Bancfirst Corp..............................................  1,600   70,336
  *Bancorp, Inc. (The).........................................  3,204   36,429
   BancorpSouth, Inc...........................................  1,329   18,805
  *BancTrust Financial Group, Inc..............................  4,257   12,090
   Bank Mutual Corp............................................  7,255   32,720
   Bank of Commerce Holdings...................................  1,233    5,647
   Bank of Kentucky Financial Corp.............................    168    4,224
   BankFinancial Corp..........................................  5,991   48,108
   Banner Corp.................................................  3,608  104,596
   Bar Harbor Bankshares.......................................    320   11,347
  *BBCN Bancorp, Inc...........................................  4,812   57,407
  *BBX Capital Corp. Class A...................................  2,035   13,309
  #BCB Bancorp, Inc............................................    194    1,954
  *Beneficial Mutual Bancorp, Inc..............................  8,224   77,964
   Berkshire Hills Bancorp, Inc................................  6,204  145,670
  *BofI Holding, Inc...........................................  1,782   50,110
   Boston Private Financial Holdings, Inc...................... 13,091  120,699
   Bridge Bancorp, Inc.........................................     87    1,740
   Brookline Bancorp, Inc......................................  6,837   57,978
   Bryn Mawr Bank Corp.........................................    349    7,901
   C&F Financial Corp..........................................     63    2,473
   Calamos Asset Management, Inc. Class A......................    748    8,078
   California First National Bancorp...........................  1,000   18,270
   Camden National Corp........................................    573   19,998
  *Cape Bancorp, Inc...........................................    439    3,890
  *Capital Bank Financial Corp. Class A........................    508    8,905
 #*Capital City Bank Group, Inc................................  1,869   18,970
   Capital Southwest Corp......................................    300   32,325
   CapitalSource, Inc.......................................... 30,253  239,301
   Cardinal Financial Corp.....................................  7,321  116,916
   Cathay General Bancorp......................................  9,920  175,485
   Center Bancorp, Inc.........................................    601    6,845
   Centerstate Banks, Inc......................................  2,020   17,513
  *Central Pacific Financial Corp..............................    777   11,166
   Century Bancorp, Inc. Class A...............................    134    4,383
   CFS Bancorp, Inc............................................  3,312   19,044
   Chemical Financial Corp.....................................  5,945  139,826
  *Citizens Community Bancorp, Inc.............................  2,054   11,420
   Citizens Holding Co.........................................    171    3,201
  #City Holding Co.............................................    711   24,970
   Clifton Savings Bancorp, Inc................................    834    9,224
   CNB Financial Corp..........................................    439    7,542
   CNO Financial Group, Inc.................................... 32,460  310,967
   CoBiz Financial, Inc........................................  4,891   34,873
   Columbia Banking System, Inc................................  5,011   88,745
   Commercial National Financial Corp..........................    162    3,410
  #Community Bank System, Inc..................................  6,629  182,894
   Community Trust Bancorp, Inc................................  3,145  106,678
 #*CompuCredit Holdings Corp...................................  2,898   11,099
   Consolidated-Tokoma Land Co.................................    558   18,314
  *Cowen Group, Inc. Class A...................................  8,264   20,991

                                     1309

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Financials -- (Continued)
   Dime Community Bancshares, Inc..............................  4,564 $ 66,178
   Donegal Group, Inc. Class A.................................  6,209   80,469
   Donegal Group, Inc. Class B.................................    592   10,671
  *E*Trade Financial Corp...................................... 23,987  200,531
   Eastern Insurance Holdings, Inc.............................  3,064   51,536
   EMC Insurance Group, Inc....................................  4,544  101,695
   Employers Holdings, Inc.....................................  1,402   25,587
   Endurance Specialty Holdings, Ltd...........................  7,409  300,435
  *Enstar Group, Ltd...........................................  1,095  109,500
   Enterprise Bancorp, Inc.....................................    338    5,770
   Enterprise Financial Services Corp..........................  1,899   26,586
   ESB Financial Corp..........................................  1,511   20,383
   ESSA Bancorp, Inc...........................................  2,833   28,557
  *Farmers Capital Bank Corp...................................  1,442   17,217
   FBL Financial Group, Inc. Class A...........................  6,070  207,169
   Federal Agricultural Mortgage Corp. Class C.................  1,100   30,987
  *Federated National Holding Co...............................  2,400   15,000
   Fidelity National Financial, Inc. Class A................... 23,968  513,155
   Fidelity Southern Corp......................................  1,342   13,141
   Financial Institutions, Inc.................................  1,451   27,627
  *First Acceptance Corp.......................................  5,500    6,655
   First American Financial Corp...............................  4,882  111,066
   First Bancorp...............................................  3,069   32,071
  *First BanCorp...............................................    778    3,299
   First Bancorp, Inc..........................................    842   13,876
   First Busey Corp............................................  9,462   44,661
  *First California Financial Group, Inc.......................  1,900   12,825
   First Citizens BancShares, Inc. Class A.....................    648  109,350
   First Commonwealth Financial Corp........................... 13,372   87,587
   First Community Bancshares, Inc.............................  2,358   35,323
   First Defiance Financial Corp...............................  2,422   42,869
 #*First Federal Bancshares of Arkansas, Inc...................    560    5,628
  *First Federal of Northern Michigan Bancorp, Inc.............    200      944
   First Financial Corp........................................  1,400   42,826
   First Financial Holdings, Inc...............................  2,487   35,067
  *First Financial Northwest, Inc..............................  1,300   10,270
   First Interstate BancSystem, Inc............................  1,111   16,698
  *First Investors Financial Services Group, Inc...............    500    6,900
  *First Marblehead Corp. (The)................................  7,864    7,392
   First Merchants Corp........................................  8,056  118,504
   First Midwest Bancorp, Inc..................................  6,483   80,195
   First Niagara Financial Group, Inc.......................... 29,960  248,069
   First Pactrust Bancorp, Inc.................................    200    2,352
  *First Place Financial Corp..................................  3,970      274
  *First South Bancorp, Inc....................................    720    3,888
   Firstbank Corp..............................................    105    1,166
  *FirstCity Financial Corp....................................  3,212   25,985
  #FirstMerit Corp.............................................  8,064  111,767
   Flagstone Reinsurance Holdings SA...........................  9,122   80,638
   Flushing Financial Corp.....................................  4,584   71,281
   FNB Corp....................................................  5,666   60,796
  *Forestar Group, Inc.........................................  1,952   31,252
   Fox Chase Bancorp, Inc......................................    122    1,898
  *Franklin Financial Corp.....................................    203    3,498
   Fulton Financial Corp....................................... 11,633  113,073
  *Genworth Financial, Inc. Class A............................ 32,301  192,514
  #German American Bancorp, Inc................................  2,620   59,081
  *Global Indemnity P.L.C......................................  1,977   43,850
   Great Southern Bancorp, Inc.................................  2,001   56,768
  *Greenlight Capital Re, Ltd. Class A.........................  3,046   77,825
  *Guaranty Bancorp............................................ 12,056   22,062

                                     1310

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Financials -- (Continued)
  *Guaranty Federal Bancshares, Inc............................    100 $    710
  *Hallmark Financial Services, Inc............................  3,963   30,238
   Hampden Bancorp, Inc........................................  1,000   12,950
  *Hanmi Financial Corp........................................  1,991   24,708
   Hanover Insurance Group, Inc. (The).........................  6,502  234,787
   Harleysville Savings Financial Corp.........................    132    2,243
  *Harris & Harris Group, Inc..................................  6,066   20,806
   HCC Insurance Holdings, Inc.................................  7,140  254,470
   Heartland Financial USA, Inc................................  1,331   38,200
 #*Heritage Commerce Corp......................................  4,200   27,678
   Heritage Financial Corp.....................................    621    8,588
   HF Financial Corp...........................................    363    4,639
  *Hilltop Holdings, Inc.......................................  5,780   78,550
   Hingham Institution for Savings.............................     94    6,387
  *HMN Financial, Inc..........................................    750    2,505
  *Home Bancorp, Inc...........................................    724   13,691
   Home Federal Bancorp, Inc...................................  2,400   27,408
   Homeowners Choice, Inc......................................  1,478   32,812
   HopFed Bancorp, Inc.........................................    683    5,362
   Horace Mann Educators Corp..................................  5,408  103,888
   Horizon Bancorp.............................................    174    5,046
   Hudson City Bancorp, Inc.................................... 31,261  265,250
   Hudson Valley Holding Corp..................................    460    7,411
   IBERIABANK Corp.............................................  3,705  184,472
  *ICG Group, Inc..............................................    288    3,018
  *Imperial Holdings, Inc......................................    147      517
   Independence Holding Co.....................................  6,112   53,419
  #Independent Bank Corp. (453836108)..........................  2,014   59,433
  *Independent Bank Corp. (453838609)..........................    340    1,170
   Infinity Property & Casualty Corp...........................  2,703  154,368
   International Bancshares Corp...............................  7,278  132,096
  *Intervest Bancshares Corp. Class A..........................  1,700    7,055
  *INTL. FCStone, Inc..........................................    500    9,265
  *Investment Technology Group, Inc............................  2,856   24,105
   Investors Title Co..........................................    125    8,200
   Janus Capital Group, Inc.................................... 12,956  110,126
   Jefferies Group, Inc........................................ 15,174  216,078
   JMP Group, Inc..............................................  1,380    7,645
   Kaiser Federal Financial Group, Inc.........................    735   11,341
   KBW, Inc....................................................  1,787   29,039
   Kearny Financial Corp.......................................  2,543   24,031
   Kemper Corp.................................................  7,692  238,452
   Kentucky First Federal Bancorp..............................    120      984
  *Knight Capital Group, Inc. Class A.......................... 14,487   38,101
   Lakeland Bancorp, Inc.......................................  6,398   63,532
   Lakeland Financial Corp.....................................  1,623   43,318
   Landmark Bancorp, Inc.......................................    156    3,198
   Legg Mason, Inc............................................. 15,412  392,698
   LNB Bancorp, Inc............................................  2,597   15,504
  *Louisiana Bancorp, Inc......................................    696   11,394
  *Macatawa Bank Corp..........................................  2,700    8,343
   Maiden Holdings, Ltd........................................  6,235   52,686
   MainSource Financial Group, Inc.............................  4,441   55,601
  *Markel Corp.................................................    340  160,460
   Marlin Business Services Corp...............................  2,600   58,734
   MB Financial, Inc...........................................  9,300  188,418
 #*MBIA, Inc................................................... 22,578  223,522
  *MBT Financial Corp..........................................  3,800   10,944
   MCG Capital Corp............................................ 11,371   52,989
   Meadowbrook Insurance Group, Inc............................ 11,385   63,984
   Medallion Financial Corp....................................  4,208   52,642

                                     1311

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Financials -- (Continued)
  *Mercantile Bank Corp........................................  1,115 $ 18,431
   Merchants Bancshares, Inc...................................    591   17,304
   Mercury General Corp........................................    300   12,159
  *Meridian Interstate Bancorp, Inc............................  1,033   17,447
   Meta Financial Group, Inc...................................     85    2,020
  *Metro Bancorp, Inc..........................................  2,783   36,123
  *MetroCorp Bancshares, Inc...................................    503    5,100
  *MGIC Investment Corp........................................ 20,200   34,744
   MicroFinancial, Inc.........................................  2,400   18,912
   MidSouth Bancorp, Inc.......................................  2,318   35,929
   MidWestOne Financial Group, Inc.............................     88    1,778
   Montpelier Re Holdings, Ltd................................. 10,557  241,439
   MutualFirst Financial, Inc..................................    414    5,034
   NASDAQ OMX Group, Inc. (The)................................ 24,288  578,297
  *National Financial Partners Corp............................    400    7,340
   National Interstate Corp....................................    347    9,005
   National Penn Bancshares, Inc............................... 18,842  168,259
   National Western Life Insurance Co. Class A.................     77   10,808
  *Navigators Group, Inc. (The)................................  3,646  193,530
   NBT Bancorp, Inc............................................  3,500   74,445
   Nelnet, Inc. Class A........................................  4,590  112,042
   New Hampshire Thrift Bancshares, Inc........................    200    2,636
  *NewBridge Bancorp...........................................  2,100    9,051
  *NewStar Financial, Inc......................................  5,045   63,062
   Nicholas Financial, Inc.....................................    247    3,213
  *North Valley Bancorp........................................     40      557
   Northeast Community Bancorp, Inc............................  4,700   25,474
   Northfield Bancorp, Inc.....................................  1,936   31,441
   Northrim Bancorp, Inc.......................................    474   10,679
   Northwest Bancshares, Inc...................................  4,292   51,075
   Norwood Financial Corp......................................     40    1,270
   OceanFirst Financial Corp...................................  2,040   28,438
   Ohio Valley Banc Corp.......................................    197    3,718
   Old Republic International Corp............................. 28,881  285,344
  *OmniAmerican Bancorp, Inc...................................  1,963   44,933
   OneBeacon Insurance Group, Ltd. Class A.....................  4,000   54,000
   Oppenheimer Holdings, Inc. Class A..........................  1,595   25,967
   Oriental Financial Group, Inc...............................  6,009   70,786
   Oritani Financial Corp......................................    600    9,168
  *Pacific Capital Bancorp.....................................  1,196   54,908
   Pacific Continental Corp....................................  1,612   14,975
  *Pacific Mercantile Bancorp..................................  2,264   16,233
  *Pacific Premier Bancorp, Inc................................    800    8,976
   PacWest Bancorp.............................................    500   11,250
  #Park National Corp..........................................    370   24,624
  *Park Sterling Corp..........................................  1,569    7,845
   PartnerRe, Ltd..............................................  6,290  509,490
  *Patriot National Bancorp....................................    600      912
   Peapack-Gladstone Financial Corp............................    821   12,717
   Peoples Bancorp, Inc........................................  2,919   62,175
   People's United Financial, Inc.............................. 27,918  335,854
  *PHH Corp....................................................  5,778  120,240
  *Phoenix Cos, Inc. (The).....................................    585   17,632
  *PICO Holdings, Inc..........................................  3,461   76,627
  *Pinnacle Financial Partners, Inc............................  2,584   50,517
  *Piper Jaffray Cos., Inc.....................................  3,300   88,605
   Platinum Underwriters Holdings, Ltd.........................  4,197  186,347
  *Popular, Inc................................................  1,244   24,047
  *Preferred Bank..............................................    162    2,302
   Presidential Life Corp......................................  6,304   88,130
   Primerica, Inc..............................................    191    5,398

                                     1312

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Financials -- (Continued)
   PrivateBancorp, Inc.........................................  2,737 $ 44,230
   ProAssurance Corp...........................................  4,119  368,239
   Prosperity Bancshares, Inc..................................  3,076  128,761
   Protective Life Corp........................................  9,600  262,080
   Provident Financial Holdings, Inc...........................  2,100   31,017
   Provident Financial Services, Inc...........................  9,873  148,095
   Provident New York Bancorp..................................  8,908   81,330
  *Prudential Bancorp, Inc. of Pennsylvania....................     94      620
   Pulaski Financial Corp......................................  1,241   10,623
   QC Holdings, Inc............................................    800    2,704
   QCR Holdings, Inc...........................................    225    3,251
  #Radian Group, Inc........................................... 34,400  161,336
   Reinsurance Group of America, Inc........................... 10,860  574,711
   RenaissanceRe Holdings, Ltd.................................  1,700  138,312
   Renasant Corp...............................................  5,526  101,734
   Republic Bancorp, Inc. Class A..............................  1,801   38,938
  *Republic First Bancorp, Inc.................................    425      905
   Resource America, Inc. Class A..............................  6,061   40,972
  *Riverview Bancorp, Inc......................................  4,200    6,930
   Rockville Financial, Inc....................................  1,993   26,487
   Roma Financial Corp.........................................  1,800   15,858
   S&T Bancorp, Inc............................................  3,963   69,630
  *Safeguard Scientifics, Inc..................................  3,390   53,732
   Safety Insurance Group, Inc.................................  3,321  153,928
   Sandy Spring Bancorp, Inc...................................  4,334   82,866
   SCBT Financial Corp.........................................  1,586   62,932
   SeaBright Holdings, Inc.....................................  4,743   52,031
  *Seacoast Banking Corp. of Florida...........................  4,523    7,237
   Selective Insurance Group, Inc..............................  7,600  140,524
   Shore Bancshares, Inc.......................................    479    2,706
   SI Financial Group, Inc.....................................  1,191   13,101
   Sierra Bancorp..............................................    974   10,958
   Simmons First National Corp. Class A........................  1,631   40,596
  *Southern Connecticut Bancorp, Inc...........................    100      109
  *Southern First Bancshares, Inc..............................    242    2,396
   Southside Bancshares, Inc...................................  1,235   25,208
  *Southwest Bancorp, Inc......................................  5,301   57,198
   Southwest Georgia Financial Corp............................     98      880
   StanCorp Financial Group, Inc...............................  5,319  182,708
   State Auto Financial Corp................................... 10,929  176,394
   StellarOne Corp.............................................  4,809   65,979
   Sterling Bancorp............................................  2,704   25,823
  #Stewart Information Services Corp...........................  3,616   84,325
  *Stratus Properties, Inc.....................................    650    5,980
  *Sun Bancorp, Inc............................................  8,064   24,918
   Susquehanna Bancshares, Inc................................. 15,919  165,080
  *SWS Group, Inc..............................................  2,700   15,363
   Symetra Financial Corp......................................  7,011   83,781
   Synovus Financial Corp...................................... 27,333   66,966
 #*Taylor Capital Group, Inc...................................  3,278   61,233
   Teche Holding Co............................................     27    1,082
   Territorial Bancorp, Inc....................................    408    9,221
   TF Financial Corp...........................................    187    4,189
   Thomas Properties Group, Inc................................  8,128   43,404
  *Timberland Bancorp, Inc.....................................    400    2,480
   Tompkins Financial Corp.....................................    377   15,261
   Tower Group, Inc............................................  4,318   77,810
  #TowneBank...................................................  2,237   34,830
  *Tree.com, Inc...............................................    400    5,780
   TriCo Bancshares............................................  1,741   29,249
   TrustCo Bank Corp...........................................  7,452   41,582

                                     1313

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             Shares   Value+
                                                             ------ -----------
Financials -- (Continued)
   Trustmark Corp...........................................  6,974 $   163,680
  #UMB Financial Corp.......................................  4,100     182,573
   Umpqua Holdings Corp..................................... 20,865     252,258
   Unico American Corp......................................  1,400      15,946
   Union First Market Bankshares Corp.......................  5,079      79,740
  #United Bankshares, Inc...................................    858      20,446
  *United Community Banks, Inc..............................  2,423      21,080
  *United Community Financial Corp..........................  1,007       3,837
   United Financial Bancorp, Inc............................  3,624      55,701
   United Fire Group, Inc...................................  5,738     136,392
  *Unity Bancorp, Inc.......................................    540       3,294
   Universal Insurance Holdings, Inc........................  3,746      14,797
   Univest Corp. of Pennsylvania............................  1,774      30,016
   Validus Holdings, Ltd....................................  7,095     254,001
   ViewPoint Financial Group, Inc...........................  1,550      32,240
  *Virginia Commerce Bancorp, Inc...........................  3,323      30,439
   Washington Banking Co....................................  1,905      26,041
   Washington Federal, Inc.................................. 13,051     218,996
   Washington Trust Bancorp, Inc............................  1,732      46,747
  *Waterstone Financial, Inc................................  1,793       9,682
   Webster Financial Corp...................................  4,677     102,894
   WesBanco, Inc............................................  6,027     132,594
   West Bancorporation, Inc.................................  5,550      60,550
  *West Coast Bancorp.......................................  1,420      31,268
  *Western Alliance Bancorp.................................  4,827      49,525
   Westfield Financial, Inc.................................  5,949      43,368
  *Wilshire Bancorp, Inc....................................  3,493      22,739
  #Wintrust Financial Corp..................................  7,248     267,814
   WSFS Financial Corp......................................    648      27,446
  *Yadkin Valley Financial Corp.............................  3,382      10,822
   Zions Bancorporation..................................... 16,824     361,211
  *ZipRealty, Inc...........................................  1,200       3,168
                                                                    -----------
Total Financials............................................         25,729,294
                                                                    -----------
Health Care -- (6.1%)
  *Affymetrix, Inc.......................................... 17,435      55,269
  *Albany Molecular Research, Inc...........................  7,139      25,272
  *Alere, Inc............................................... 11,601     222,739
  *Allied Healthcare Products, Inc..........................  1,700       4,641
  *Almost Family, Inc.......................................  2,016      41,792
  *Alphatec Holdings, Inc...................................  4,114       7,076
  *Amedisys, Inc............................................  2,095      23,129
  *American Shared Hospital Services........................    400       1,196
  *AMN Healthcare Services, Inc.............................  3,494      34,660
  *Amsurg Corp..............................................  6,289     179,362
   Analogic Corp............................................  1,500     110,490
  *AngioDynamics, Inc.......................................  5,376      57,684
  *Anika Therapeutics, Inc..................................  2,840      31,836
   Arrhythmia Research Technology, Inc......................    291         719
   Assisted Living Concepts, Inc. Class A...................  5,120      40,499
  *Astex Pharmaceuticals, Inc...............................  6,062      14,428
  *BioClinica, Inc..........................................    922       5,781
  *BioMimetic Therapeutics, Inc.............................    174         646
  *BioScrip, Inc............................................  4,613      42,486
  *Cambrex Corp.............................................  2,546      30,756
   Cantel Medical Corp......................................    442      11,496
  *Capital Senior Living Corp...............................  4,555      73,244
  *CardioNet, Inc...........................................  4,238      10,298
  *Chindex International, Inc...............................    128       1,327
 #*Codexis, Inc.............................................    714       1,856
  *Community Health Systems, Inc............................  9,917     271,924

                                     1314

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Health Care -- (Continued)
   CONMED Corp.................................................  6,090 $168,449
   Cooper Cos., Inc. (The).....................................  6,799  652,568
   Coventry Health Care, Inc................................... 22,200  968,808
  *Cross Country Healthcare, Inc...............................  7,348   32,331
   CryoLife, Inc...............................................  3,733   23,107
  *Cumberland Pharmaceuticals, Inc.............................  3,402   19,970
  *Cutera, Inc.................................................  2,803   20,770
  *Cynosure, Inc. Class A......................................  2,510   66,113
  *Digirad Corp................................................  3,300    7,095
  *Emergent Biosolutions, Inc..................................    977   12,984
  *Enzo Biochem, Inc...........................................  4,925    9,850
  *Enzon Pharmaceuticals, Inc..................................  4,494   29,526
  *Exactech, Inc...............................................  1,341   22,395
  *ExamWorks Group, Inc........................................    676    9,478
 #*FAB Universal Corp..........................................  1,050    3,780
  *Five Star Quality Care, Inc.................................  8,186   43,058
  *Future Healthcare of America................................  1,050      205
  *Gentiva Health Services, Inc................................  8,500   79,900
  *Greatbatch, Inc.............................................  5,343  117,439
  *Hanger, Inc.................................................  2,204   55,871
  *Harvard Bioscience, Inc.....................................  7,065   28,401
  *Health Net, Inc.............................................  2,720   58,534
  *Healthways, Inc.............................................  2,967   28,869
  *Idera Pharmaceuticals, Inc..................................  3,724    3,426
   Invacare Corp...............................................  4,589   62,640
  *Iridex Corp.................................................    883    3,514
   Kewaunee Scientific Corp....................................    170    1,918
  *Kindred Healthcare, Inc.....................................  9,970   97,706
  *Lannet Co., Inc.............................................  4,245   18,720
   LeMaitre Vascular, Inc......................................  3,115   18,690
  *LHC Group, Inc..............................................  2,303   40,349
  *LifePoint Hospitals, Inc.................................... 10,900  385,206
  *Magellan Health Services, Inc...............................  1,081   54,212
   Maxygen, Inc................................................  6,309   15,394
  *MedAssets, Inc..............................................  4,560   80,849
  .*MedCath Corp...............................................  5,455    7,473
  *Medical Action Industries, Inc..............................  3,200    9,440
  *MediciNova, Inc.............................................    905    1,919
  *Misonix, Inc................................................  2,000    8,840
  *Molina Healthcare, Inc......................................  5,838  146,359
   National Healthcare Corp....................................  1,378   65,620
  *Natus Medical, Inc..........................................  8,144   92,027
  *NuVasive, Inc...............................................  3,207   46,245
   Omnicare, Inc............................................... 12,545  433,179
  *Omnicell, Inc...............................................  3,595   52,415
  *Palomar Medical Technologies, Inc...........................  3,083   26,606
  *PDI, Inc....................................................  3,900   26,715
  *PharMerica Corp.............................................  3,579   43,735
  *Pozen, Inc..................................................  2,709   16,227
  *Providence Service Corp. (The)..............................  1,272   12,974
  *Repligen Corp...............................................  4,524   23,072
  *Rochester Medical Corp......................................    899    9,431
  *RTI Biologics, Inc.......................................... 11,548   46,885
 #*SciClone Pharmaceuticals, Inc...............................  7,214   39,749
  *Select Medical Holdings Corp................................  1,061   11,236
  *Skilled Healthcare Group, Inc. Class A......................  2,416   18,772
   Span-American Medical System, Inc...........................    363    6,333
  *Sucampo Pharmaceuticals, Inc. Class A.......................    928    4,631
  *Sun Healthcare Group, Inc...................................  3,051   25,811
  *SunLink Health Systems, Inc.................................    887      931
  *SurModics, Inc..............................................  1,712   30,782

                                     1315

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Health Care -- (Continued)
  *Symmetry Medical, Inc.....................................  6,151 $   56,343
   Teleflex, Inc.............................................  4,442    301,834
  *Theragenics Corp..........................................  6,234      9,538
  *Triple-S Management Corp. Class B.........................  3,315     59,803
  *Universal American Corp................................... 11,642    105,244
  *ViroPharma, Inc........................................... 11,609    293,127
   West Pharmaceutical Services, Inc.........................    485     26,127
  *Wright Medical Group, Inc.................................  3,892     79,085
   Young Innovations, Inc....................................  1,005     34,321
                                                                     ----------
Total Health Care............................................         6,715,560
                                                                     ----------
Industrials -- (15.8%)
  *A.T. Cross Co. Class A....................................  1,675     15,862
   AAR Corp..................................................  4,445     67,075
   ABM Industries, Inc.......................................  6,479    123,101
  *Accuride Corp.............................................  8,500     22,695
   Aceto Corp................................................  7,911     79,268
   Acme United Corp..........................................    100      1,133
   Acorn Energy, Inc.........................................  1,057      8,995
   Actuant Corp. Class A.....................................  1,016     28,692
  *Adept Technology, Inc.....................................  2,183      8,732
  *AECOM Technology Corp.....................................  7,848    168,497
  *Aegion Corp...............................................  3,143     58,051
  *AGCO Corp.................................................  5,221    237,608
  *Air Transport Services Group, Inc......................... 12,631     48,629
   Aircastle, Ltd............................................  8,402     93,514
   Alamo Group, Inc..........................................  2,616     87,636
  *Alaska Air Group, Inc.....................................  4,918    188,064
   Albany International Corp. Class A........................  2,224     48,861
   Alliant Techsystems, Inc..................................  1,446     82,841
 .*Allied Defense Group, Inc. (The)..........................  2,400     12,840
   Allied Motion Technologies, Inc...........................    400      2,580
   Altra Holdings, Inc.......................................  5,939    107,021
   Amerco, Inc...............................................  5,363    619,641
  *Ameresco, Inc. Class A....................................    909     10,054
  *American Railcar Industries, Inc..........................  3,877    113,906
  *American Reprographics Co.................................  6,626     25,378
  *American Superconductor Corp..............................  1,994      7,158
  *American Woodmark Corp....................................  1,189     27,347
   Ampco-Pittsburgh Corp.....................................    633     11,179
  *AMREP Corp................................................    500      3,250
   Apogee Enterprises, Inc...................................  5,425    110,507
   Arkansas Best Corp........................................  6,300     50,715
  *Arotech Corp..............................................  3,700      3,774
  *Ascent Solar Technologies, Inc............................  3,620      2,950
  *Asset Acceptance Capital Corp.............................  8,254     52,661
   Asta Funding, Inc.........................................  1,714     16,077
  *Astec Industries, Inc.....................................  2,300     66,240
  *Atlas Air Worldwide Holdings, Inc.........................  4,399    241,901
  *Avalon Holding Corp. Class A..............................    262      1,048
  *Avis Budget Group, Inc.................................... 21,045    347,874
   Barnes Group, Inc.........................................  3,600     82,368
   Barrett Business Services, Inc............................  1,903     56,766
 #*Beacon Roofing Supply, Inc................................    200      6,468
   Brady Corp. Class A.......................................  2,636     81,083
   Briggs & Stratton Corp....................................  9,608    189,758
  *Builders FirstSource, Inc.................................  1,282      7,064
  *CAI International, Inc....................................  2,202     48,796
   Cascade Corp..............................................  1,200     77,988
  *Casella Waste Systems, Inc. Class A.......................  2,621     12,004
  *CBIZ, Inc.................................................  1,112      6,138

                                     1316

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
   CDI Corp....................................................  5,340 $ 91,795
   Celadon Group, Inc..........................................  2,752   47,059
   Ceradyne, Inc...............................................  3,060  106,978
  *Champion Industries, Inc....................................  1,800      360
   CIRCOR International, Inc...................................  1,000   34,490
  *Columbus McKinnon Corp......................................  2,500   37,425
   Comfort Systems USA, Inc....................................  3,320   36,188
   CompX International, Inc....................................    200    2,806
  *Consolidated Graphics, Inc..................................  1,700   50,167
   Courier Corp................................................    704    8,483
   Covanta Holding Corp........................................  5,844  106,244
  *Covenant Transportation Group, Inc. Class A.................  3,300   15,312
  *CPI Aerostructures, Inc.....................................  1,700   18,717
  *CRA International, Inc......................................  1,273   21,310
   Curtiss-Wright Corp.........................................  8,391  259,030
  *DigitalGlobe, Inc...........................................  1,263   32,762
  *Dolan Co. (The).............................................  1,503    6,959
   Douglas Dynamics, Inc.......................................  3,360   51,038
  *Ducommun, Inc...............................................  2,731   37,251
  *Dycom Industries, Inc.......................................  4,586   65,305
 #*Eagle Bulk Shipping, Inc....................................  4,189   12,399
   Eastern Co. (The)'..........................................    510    8,160
   Ecology & Environment, Inc. Class A.........................    210    2,577
   EMCOR Group, Inc............................................  1,542   49,591
   Encore Wire Corp............................................  4,620  142,573
  *Energy Recovery, Inc........................................  1,150    3,416
  *EnergySolutions, Inc........................................  1,817    5,197
  *EnerSys, Inc................................................  9,960  343,421
   Ennis, Inc..................................................  5,808   88,862
  *EnPro Industries, Inc.......................................  3,739  136,698
   ESCO Technologies, Inc......................................  2,177   81,507
   Espey Manufacturing & Electronics Corp......................    172    4,723
  *Esterline Technologies Corp.................................  6,359  367,487
  *Excel Maritime Carriers, Ltd................................ 11,653    4,871
  *Federal Signal Corp......................................... 14,257   82,263
  *Flow International Corp.....................................  3,431   11,391
  *Franklin Covey Co...........................................  4,000   48,080
   FreightCar America, Inc.....................................  2,063   39,713
  *Frozen Food Express Industries..............................  5,000    8,800
 #*FTI Consulting, Inc.........................................  1,523   39,537
  *Fuel Tech, Inc..............................................  1,990    8,119
  *Furmanite Corp..............................................  3,245   16,387
   G & K Services, Inc. Class A................................  5,010  161,573
   GATX Corp...................................................  9,561  396,399
 #*Genco Shipping & Trading, Ltd...............................  9,300   28,272
  *Gencor Industries, Inc......................................    600    4,314
  *General Cable Corp..........................................  9,821  280,193
   Geo Group, Inc. (The).......................................  9,355  259,321
  *Gibraltar Industries, Inc...................................  6,948   86,572
  *GP Strategies Corp..........................................  4,100   78,925
  *GrafTech International, Ltd.................................  3,241   34,063
   Granite Construction, Inc...................................  5,894  178,058
   Great Lakes Dredge & Dock Corp.............................. 16,521  131,342
  *Greenbrier Cos., Inc........................................  5,736   99,864
   Griffon Corp................................................ 14,026  142,364
   H&E Equipment Services, Inc.................................  7,100  108,062
   Hardinge, Inc...............................................  2,569   26,666
   Harsco Corp.................................................    625   12,494
  *Hawaiian Holdings, Inc...................................... 14,927   88,517
   Heidrick & Struggles International, Inc.....................  3,465   41,026
  *Hill International, Inc.....................................  5,419   18,370

                                     1317

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
   Houston Wire & Cable Co.....................................    282 $  3,122
  *Hudson Global, Inc..........................................  4,736   19,133
  *Huntington Ingalls Industries, Inc..........................  1,692   71,707
  *Hurco Cos., Inc.............................................  1,730   39,755
  *Huron Consulting Group, Inc.................................    801   23,109
  *Hyster-Yale Materials Handling, Inc.........................  1,477   60,675
  *Hyster-Yale Materials Handling, Inc. Class B................  1,477   60,675
  *ICF International, Inc......................................  4,116   75,529
  *Innotrac Corp...............................................    900    1,881
  *Innovative Solutions & Support, Inc.........................    273    1,174
   Insteel Industries, Inc.....................................  3,260   37,816
   International Shipholding Corp..............................  1,600   26,752
   Intersections, Inc..........................................  2,527   23,476
 #*JetBlue Airways Corp........................................ 53,992  285,618
  *JPS Industries, Inc.........................................  1,000    6,275
  *Kadant, Inc.................................................  2,642   64,174
  *KAR Auction Services, Inc...................................  1,290   25,800
   Kaydon Corp.................................................  3,236   72,357
   Kelly Services, Inc. Class A................................  8,962  119,105
  *Key Technology, Inc.........................................    987    8,607
  *Kforce, Inc.................................................  1,683   18,765
   Kimball International, Inc. Class B.........................  6,243   74,541
  *Korn/Ferry International....................................  3,800   50,882
  *Kratos Defense & Security Solutions, Inc....................  2,893   15,940
   L.B. Foster Co. Class A.....................................  1,216   40,140
   L.S. Starrett Co. Class A (The).............................    489    5,609
   Lawson Products, Inc........................................  2,008   14,277
  *Layne Christensen Co........................................  2,272   50,643
  *LMI Aerospace, Inc..........................................  2,100   42,168
   LSI Industries, Inc.........................................  4,652   31,541
  *Lydall, Inc.................................................  3,900   50,349
   Manpower, Inc...............................................  5,852  222,025
   Marten Transport, Ltd.......................................  5,873  108,650
   Matson, Inc.................................................  5,382  114,368
   McGrath RentCorp............................................  2,986   78,412
  *Meritor, Inc................................................  4,737   20,938
  *Metalico, Inc...............................................  6,688   14,245
   Met-Pro Corp................................................  2,967   26,940
  *MFRI, Inc...................................................  1,500    8,250
  *Michael Baker Corp..........................................  1,200   27,132
   Miller Industries, Inc......................................  2,674   41,046
  *Mobile Mini, Inc............................................  9,000  156,780
  *Moog, Inc. Class A..........................................  1,931   71,466
   Mueller Industries, Inc.....................................  1,343   58,823
   Mueller Water Products, Inc. Class A........................ 35,448  184,684
   Multi-Color Corp............................................    860   19,539
  *MYR Group, Inc..............................................  3,062   64,853
  *National Patent Development Corp............................  1,000    2,700
   National Presto Industries, Inc.............................    136   10,112
  *National Technical Systems, Inc.............................  3,198   25,680
  *Navigant Consulting, Inc....................................  4,708   48,916
   NL Industries, Inc.......................................... 15,300  155,601
  *NN, Inc.....................................................  3,495   28,939
  *Northwest Pipe Co...........................................  2,213   50,855
 #*Ocean Power Technologies, Inc...............................    100      248
  *On Assignment, Inc..........................................  6,694  127,722
  *Orbital Sciences Corp.......................................  4,589   61,493
  *Orion Energy Systems, Inc...................................  1,791    2,937
  *Orion Marine Group, Inc.....................................    938    6,275
  *Oshkosh Corp................................................  7,127  213,667
  *Owens Corning, Inc.......................................... 13,148  441,641

                                     1318

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Industrials -- (Continued)
   P.A.M. Transportation Services, Inc.........................  3,545 $ 35,273
  *Pacer International, Inc....................................  2,858   10,232
  *Patrick Industries, Inc.....................................  1,000   17,670
  *Patriot Transportation Holding, Inc.........................    211    5,908
  *PGT, Inc....................................................    375    1,620
  *Pike Electric Corp..........................................  4,614   42,034
  *Powell Industries, Inc......................................  1,718   68,342
  *PowerSecure International, Inc..............................    611    3,947
   Preformed Line Products Co..................................    707   38,086
   Providence & Worcester Railroad Co..........................    200    2,900
 #*Quad/Graphics, Inc..........................................    419    7,680
   Quanex Building Products Corp...............................  3,333   65,893
  *Quanta Services, Inc........................................ 17,043  441,925
  *RCM Technologies, Inc.......................................  4,177   23,308
  #Regal-Beloit Corp...........................................  3,106  202,449
  *Republic Airways Holdings, Inc.............................. 11,023   51,477
   Resources Connection, Inc...................................  4,431   54,679
  *Roadrunner Transportation Systems, Inc......................    366    6,379
 #*RR Donnelley & Sons Co......................................  1,470   14,729
  *Rush Enterprises, Inc. Class A..............................  5,802  110,238
  *Rush Enterprises, Inc. Class B..............................  1,650   28,660
   Ryder System, Inc...........................................  9,234  416,638
  *Saia, Inc...................................................  3,508   79,281
   Schawk, Inc.................................................  3,203   39,525
  *Seaboard Corp...............................................    200  456,266
   SeaCube Container Leasing, Ltd..............................  1,101   20,391
  *Shaw Group, Inc. (The)......................................    200    8,758
   SIFCO Industries, Inc.......................................    659   11,038
   SkyWest, Inc................................................ 11,060  121,107
  *SL Industries, Inc..........................................    502    7,028
  *Sparton Corp................................................  2,441   32,954
   Standard Register Co. (The).................................  4,849    3,103
   Standex International Corp..................................  3,385  156,522
   Steelcase, Inc. Class A.....................................  6,000   60,060
  *Sterling Construction Co., Inc..............................  1,634   14,543
  *Supreme Industries, Inc. Class A............................  1,318    4,666
  *SYKES Enterprises, Inc......................................  6,232   84,880
   Sypris Solutions, Inc.......................................  6,800   42,840
   TAL International Group, Inc................................  4,174  142,500
  *Tecumseh Products Co. Class A...............................  3,200   16,096
  *Tecumseh Products Co. Class B...............................    100      520
  *Terex Corp.................................................. 11,903  268,413
  #Titan International, Inc....................................    200    4,196
  *Titan Machinery, Inc........................................    880   20,812
  *TMS International Corp. Class A.............................    891    9,338
  *TRC Cos., Inc...............................................  1,013    7,304
   Trinity Industries, Inc.....................................  7,919  247,706
   Triumph Group, Inc..........................................  5,678  371,455
  *Tutor Perini Corp...........................................  3,633   36,839
  *Ultralife Corp..............................................    969    2,975
   UniFirst Corp...............................................  3,100  215,667
   United Stationers, Inc......................................    962   27,917
   Universal Forest Products, Inc..............................  4,248  163,548
   Universal Truckload Services, Inc...........................    983   15,571
   URS Corp....................................................  9,900  331,452
  *USA Truck, Inc..............................................  3,004    8,561
   UTi Worldwide, Inc..........................................  1,700   23,613
  *Versar, Inc.................................................    700    2,632
   Viad Corp...................................................  4,327   91,776
  *Virco Manufacturing Corp....................................  4,400   10,604
  *Volt Information Sciences, Inc..............................  5,881   41,167

                                     1319

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             Shares   Value+
                                                             ------ -----------
Industrials -- (Continued)
   VSE Corp.................................................    471 $    11,139
   Watts Water Technologies, Inc. Class A...................  6,750     271,552
  #Werner Enterprises, Inc..................................  1,111      25,731
  *Willis Lease Finance Corp................................  2,293      32,606
 #*XPO Logistics, Inc.......................................  2,091      28,709
                                                                    -----------
Total Industrials...........................................         17,523,594
                                                                    -----------
Information Technology -- (12.1%)
  *Accelrys, Inc............................................  6,625      59,294
  *Acxiom Corp..............................................  1,408      25,696
  *ADDvantage Technologies Group, Inc.......................  1,399       2,882
  *Advanced Energy Industries, Inc..........................  7,167      84,642
  *Aetrium, Inc.............................................  1,800       1,152
  *Agilysys, Inc............................................  5,370      43,873
  *Alpha & Omega Semiconductor, Ltd.........................  1,389      11,834
 #*Amkor Technology, Inc....................................  2,808      12,131
  *Amtech Systems, Inc......................................  2,300       7,406
  *ANADIGICS, Inc...........................................  4,700       6,862
  *Analysts International Corp..............................    532       1,942
  *Anaren, Inc..............................................  4,100      73,923
  *AOL, Inc................................................. 10,372     356,071
  *Arris Group, Inc......................................... 19,100     262,434
  *Arrow Electronics, Inc................................... 16,259     572,805
   Astro-Med, Inc...........................................  1,475      12,139
  *ATMI, Inc................................................  4,055      80,086
  *Aviat Networks, Inc......................................  8,260      18,833
  *Avid Technology, Inc.....................................  8,300      48,721
  *Avnet, Inc............................................... 15,846     453,988
   AVX Corp................................................. 10,942     107,669
   Aware, Inc...............................................  2,090      12,728
  *Axcelis Technologies, Inc................................  4,561       4,180
  *AXT, Inc.................................................  7,116      22,842
   Bel Fuse, Inc. Class B...................................  2,247      37,210
  *Benchmark Electronics, Inc............................... 14,030     207,925
   Black Box Corp...........................................  4,026      88,250
  *Blucora, Inc.............................................  8,600     150,930
  *Bogen Communications International, Inc..................  1,000       4,200
 #*BroadVision, Inc.........................................  1,325      10,521
  *Brocade Communications Systems, Inc...................... 35,503     188,166
   Brooks Automation, Inc................................... 15,613     112,726
  *CACI International, Inc. Class A.........................  4,064     204,948
  *Calix, Inc...............................................  2,357      15,674
  *Cascade Microtech, Inc...................................  3,735      19,609
  *Checkpoint Systems, Inc..................................  3,200      25,984
  *CIBER, Inc............................................... 17,728      55,311
  *Coherent, Inc............................................  6,367     290,654
   Cohu, Inc................................................  5,574      49,051
..#*Commerce One LLC.........................................  4,310          --
   Communications Systems, Inc..............................  2,300      23,828
   Computer Sciences Corp...................................  3,384     103,043
   Comtech Telecommunications Corp..........................  3,556      89,505
   Concurrent Computer Corp.................................    300       1,569
   Convergys Corp........................................... 17,072     286,980
  *CoreLogic, Inc........................................... 10,373     246,877
  *Cray, Inc................................................  1,035      12,596
 #*Cree, Inc................................................ 11,682     354,315
  *CSG Systems International, Inc...........................  2,515      51,834
   CSP, Inc.................................................     66         332
   CTS Corp.................................................  7,318      60,593
  *CyberOptics Corp.........................................  1,991      14,933
  *Data I/O Corp............................................  1,500       2,850

                                     1320

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
  *Dataram Corp................................................    524 $    304
  *DealerTrack Holdings, Inc...................................    434   11,861
  *Digi International, Inc.....................................  5,952   56,068
  *Digital River, Inc..........................................  2,604   37,341
  *Ditech Networks, Inc........................................  8,128   11,623
  *DSP Group, Inc..............................................  5,313   29,222
  *Dynamics Research Corp......................................  2,244   14,474
   EarthLink, Inc.............................................. 19,938  126,407
  *EchoStar Corp. Class A......................................  5,300  168,328
  *Edgewater Technology, Inc...................................  3,967   13,805
   Electro Rent Corp...........................................  6,410  100,765
   Electro Scientific Industries, Inc..........................  5,398   57,651
  *Electronics for Imaging, Inc................................  9,550  165,788
 #*EMCORE Corp.................................................  3,590   16,694
  *Emulex Corp.................................................  5,611   39,053
  *Entegris, Inc...............................................    699    5,739
  *Entropic Communications, Inc................................    500    2,405
   EPIQ Systems, Inc...........................................  3,396   41,465
  *ePlus, Inc..................................................  1,865   66,711
  *Exar Corp................................................... 11,693   99,975
  *Extreme Networks............................................ 10,840   35,338
  *Fabrinet....................................................    600    5,778
  *Fairchild Semiconductor International, Inc.................. 19,677  231,402
 #*First Solar, Inc............................................  2,044   49,690
  *FormFactor, Inc.............................................  8,591   39,175
  *Frequency Electronics, Inc..................................  3,104   26,043
  *GigOptix, Inc...............................................    613    1,054
  *Global Cash Access Holdings, Inc............................    845    5,957
  *Globecomm Systems, Inc......................................  5,373   58,297
  *GSE Systems, Inc............................................  2,922    5,230
  *GSI Group, Inc..............................................  1,319   10,249
  *GSI Technology, Inc.........................................  4,398   24,585
  *Hackett Group, Inc. (The)...................................  8,522   33,151
  *Harmonic, Inc............................................... 22,100   95,914
  *Hutchinson Technology, Inc..................................  5,700    7,980
  *I.D. Systems, Inc...........................................  2,201   11,555
   IAC/InterActiveCorp......................................... 11,800  570,530
  *Identive Group, Inc.........................................  6,294    7,553
  *IEC Electronics Corp........................................    490    3,538
  *Ikanos Communications, Inc..................................  9,896   13,755
  *Imation Corp................................................  9,733   44,480
  *Ingram Micro, Inc. Class A.................................. 24,100  366,320
  *Innodata, Inc...............................................    290    1,041
  *Insight Enterprises, Inc.................................... 10,115  163,560
  *Integrated Device Technology, Inc........................... 30,500  165,920
  *Integrated Silicon Solution, Inc............................  7,660   65,493
  *Intermec, Inc...............................................  1,260    8,543
  *Internap Network Services Corp.............................. 13,820   94,667
  *International Rectifier Corp................................  7,149  110,738
   Intersil Corp. Class A...................................... 19,951  140,655
  *Intevac, Inc................................................  3,564   17,820
  *IntriCon Corp...............................................    700    3,451
  *iPass, Inc..................................................  2,298    4,458
  *IXYS Corp...................................................  7,733   73,618
  *JDA Software Group, Inc.....................................    600   22,884
  *Kemet Corp..................................................  1,161    5,271
  *Key Tronic Corp.............................................  2,718   30,849
   Keynote Systems, Inc........................................  3,727   53,259
 #*KIT Digital, Inc............................................  6,189   17,205
  *Kopin Corp..................................................  7,138   26,839
  *Kulicke & Soffa Industries, Inc.............................  5,316   54,542

                                     1321

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                Shares  Value+
                                                                ------ --------
Information Technology -- (Continued)
  *KVH Industries, Inc.........................................  1,498 $ 20,702
  *LGL Group, Inc. (The).......................................    200    1,224
  *Limelight Networks, Inc..................................... 11,505   24,276
  *LoJack Corp.................................................    676    1,541
  *LookSmart, Ltd..............................................  3,384    2,775
  *LTX-Credence Corp...........................................  1,288    7,174
   ManTech International Corp. Class A.........................  2,215   50,879
  *Market Leader, Inc..........................................  3,133   21,304
  *Measurement Specialties, Inc................................    475   15,490
  *MEMC Electronic Materials, Inc.............................. 12,458   31,394
  *Mentor Graphics Corp........................................ 16,100  249,872
  *Mercury Computer Systems, Inc...............................  2,483   20,348
   Methode Electronics, Inc....................................  8,356   84,563
  *Microsemi Corp..............................................    334    6,413
   MKS Instruments, Inc........................................ 10,424  246,319
  *ModusLink Global Solutions, Inc............................. 11,199   32,813
 #*Monster Worldwide, Inc...................................... 11,431   71,101
  *MoSys, Inc..................................................    987    3,987
  *Multi-Fineline Electronix, Inc..............................  2,514   53,146
  *Nanometrics, Inc............................................    659    9,068
  *NAPCO Security Technologies, Inc............................  1,627    5,483
  *NCI, Inc. Class A...........................................    266    1,495
  *Newport Corp................................................  6,400   69,248
 #*Oclaro, Inc.................................................  3,894    7,671
  *Official Payments Holdings, Inc.............................  5,146   26,296
  *OmniVision Technologies, Inc................................  6,073   86,844
  *Online Resources Corp.......................................  4,120   11,866
  *Oplink Communications, Inc..................................  4,800   71,328
   Optical Cable Corp..........................................  1,600    6,752
  *OSI Systems, Inc............................................  1,823  144,473
  *PAR Technology Corp.........................................  4,662   24,942
   Park Electrochemical Corp...................................  2,000   49,640
   PC Connection, Inc..........................................  6,131   63,088
  *PC Mall, Inc................................................  2,562   16,294
   PC-Tel, Inc.................................................  4,282   27,919
  *Perceptron, Inc.............................................    732    3,865
  *Perficient, Inc.............................................  3,984   45,298
  *Performance Technologies, Inc...............................  3,750    4,462
  *Pericom Semiconductor Corp..................................  6,875   53,144
  *Pervasive Software, Inc.....................................  4,896   42,008
  *Photronics, Inc............................................. 15,019   73,443
  *Planar Systems, Inc.........................................  1,620    2,138
  *Plexus Corp.................................................    200    5,382
  *PLX Technology, Inc.........................................  4,334   18,766
  *PMC-Sierra, Inc............................................. 33,280  155,750
 #*Power-One, Inc..............................................  5,032   20,279
  *Presstek, Inc...............................................  1,957      969
  *Qualstar Corp...............................................  4,358    6,058
  *QuinStreet, Inc.............................................    587    3,592
  *Radisys Corp................................................  6,105   17,338
  *RealNetworks, Inc...........................................  9,390   71,082
  *Reis, Inc...................................................    442    5,169
   RF Industries, Ltd..........................................    681    3,003
   Richardson Electronics, Ltd.................................  3,224   37,560
   Rimage Corp.................................................  1,285    7,684
  *Rofin-Sinar Technologies, Inc...............................  1,666   30,338
  *Rogers Corp.................................................  3,014  118,782
 #*Rosetta Stone, Inc..........................................  1,493   17,483
  *Rudolph Technologies, Inc...................................  8,400   79,884
  *Sanmina-SCI Corp............................................  5,597   49,757
  *ScanSource, Inc.............................................    328    9,594

                                     1322

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             Shares   Value+
                                                             ------ -----------
Information Technology -- (Continued)
  *SeaChange International, Inc.............................  8,900 $    80,545
  *Sigma Designs, Inc.......................................  3,446      20,469
  *Smith Micro Software, Inc................................  9,200      11,500
  *SMTC Corp................................................  1,377       3,856
  *Sonus Networks, Inc...................................... 13,471      25,056
  *Spansion, Inc. Class A...................................  4,781      53,021
  *StarTek, Inc.............................................  5,100      14,790
 #*SunPower Corp............................................  1,253       5,400
  *Supertex, Inc............................................  1,400      26,754
  *Support.com, Inc.........................................  1,190       5,522
  *Sycamore Networks, Inc...................................  6,946      40,148
  *Symmetricom, Inc......................................... 11,288      69,421
  *SYNNEX Corp..............................................  8,400     272,076
  *Take-Two Interactive Software, Inc.......................    400       4,460
  *Tech Data Corp........................................... 10,139     449,259
  *TechTarget, Inc..........................................  5,329      25,473
  *TeleCommunication Systems, Inc. Class A..................  6,139      13,015
   Tellabs, Inc............................................. 21,550      62,926
   Telular Corp.............................................  4,000      39,960
   Tessco Technologies, Inc.................................  2,100      43,680
   Tessera Technologies, Inc................................  4,560      64,615
   TheStreet, Inc...........................................  6,043       9,790
 #*THQ, Inc.................................................    490       1,387
  *TriQuint Semiconductor, Inc.............................. 19,052      89,544
  *TTM Technologies, Inc....................................  5,725      51,525
  *Ultra Clean Holdings.....................................  1,212       5,612
   United Online, Inc....................................... 18,618      99,792
  *UTStarcom Holdings Corp.................................. 10,131      10,030
 #*Veeco Instruments, Inc...................................  3,225      99,008
  *Viasystems Group, Inc....................................    850      13,014
  *Vicon Industries, Inc....................................  1,400       4,130
  *Video Display Corp.......................................    314       1,118
  *Virtusa Corp.............................................  4,803      82,419
 #*Vishay Intertechnology, Inc.............................. 24,106     199,598
  *Vishay Precision Group, Inc..............................  1,635      21,337
  *Westell Technologies, Inc. Class A.......................  6,009      12,258
  *WPCS International, Inc..................................  1,947         993
  *XO Group, Inc............................................  3,862      31,089
   Xyratex, Ltd.............................................  2,447      20,237
  *Zygo Corp................................................  1,999      37,221
                                                                    -----------
Total Information Technology................................         13,341,217
                                                                    -----------
Materials -- (7.4%)
   A. Schulman, Inc.........................................  6,700     171,922
  *A.M. Castle & Co.........................................  5,552      67,457
  *American Pacific Corp....................................    878      11,607
   American Vanguard Corp...................................  4,300     153,639
   Boise, Inc............................................... 12,593     105,655
   Buckeye Technologies, Inc................................  9,523     249,503
   Cabot Corp...............................................  4,400     157,344
  *Century Aluminum Co...................................... 10,800      77,220
   Chase Corp...............................................    929      17,121
  *Chemtura Corp............................................  3,746      59,674
  *Clearwater Paper Corp....................................    602      23,803
  *Coeur d'Alene Mines Corp.................................  9,159     283,105
   Commercial Metals Co..................................... 19,637     270,205
  *Core Molding Technologies, Inc...........................  1,192       8,368
   Cytec Industries, Inc....................................  4,444     305,836
  #Domtar Corp..............................................  5,165     411,909
   Eagle Materials, Inc.....................................    249      13,190
  *Ferro Corp...............................................  3,432       9,026

                                     1323

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              Shares   Value+
                                                              ------ ----------
Materials -- (Continued)
   Friedman Industries, Inc..................................  1,905 $   20,441
   FutureFuel Corp...........................................  1,242     14,643
   Georgia Gulf Corp.........................................  4,289    151,788
  *Graphic Packaging Holding Co.............................. 49,197    291,246
  *Headwaters, Inc........................................... 12,719     91,450
  *Horsehead Holding Corp....................................  9,705     87,830
   Kaiser Aluminum Corp......................................  3,800    230,204
  *KapStone Paper & Packaging Corp...........................  6,325    138,960
   KMG Chemicals, Inc........................................    301      5,141
  *Kraton Performance Polymers, Inc..........................  2,151     46,935
  *Landec Corp...............................................  7,144     77,298
  *Louisiana-Pacific Corp.................................... 12,300    194,217
   Materion Corp.............................................  3,513     73,597
  *McEwen Mining, Inc........................................  5,620     27,313
   MeadWestvaco Corp.........................................  4,717    140,048
  *Mercer International, Inc.................................  7,115     49,734
  *Metals USA Holdings Corp..................................  4,340     63,277
  #Minerals Technologies, Inc................................  1,939    138,949
  *Mod-Pac Corp..............................................    962      6,455
   Myers Industries, Inc.....................................  5,764     85,480
   Neenah Paper, Inc.........................................    293      7,589
   Noranda Aluminum Holding Corp.............................  1,889     11,580
  *Northern Technologies International Corp..................    211      2,344
   Olin Corp.................................................    872     18,085
   Olympic Steel, Inc........................................  1,914     34,452
  *OM Group, Inc.............................................  4,400     89,012
  *Omnova Solutions, Inc.....................................  2,642     20,713
   P.H. Glatfelter Co........................................  9,725    173,202
  *Penford Corp..............................................  2,600     20,020
   Reliance Steel & Aluminum Co..............................  9,910    538,509
 #*Resolute Forest Products..................................    927     11,309
   Rock-Tenn Co. Class A.....................................  7,628    558,293
  *RTI International Metals, Inc.............................  5,940    135,373
   Schnitzer Steel Industries, Inc. Class A..................  1,898     54,112
   Sealed Air Corp........................................... 12,568    203,853
   Sensient Technologies Corp................................    900     32,742
  *Spartech Corp.............................................  8,687     74,361
   Steel Dynamics, Inc....................................... 13,253    167,650
 #*Stillwater Mining Co......................................  4,182     43,535
  *Texas Industries, Inc.....................................  3,420    147,505
   Tredegar Corp.............................................  6,824    115,803
  *United States Lime & Minerals, Inc........................    132      5,783
  #United States Steel Corp..................................  7,474    152,395
  *Universal Stainless & Alloy Products, Inc.................  1,734     59,650
   Wausau Paper Corp.........................................  5,204     43,037
   Westlake Chemical Corp.................................... 11,081    842,821
   Worthington Industries, Inc............................... 12,590    272,196
  *Zoltek Cos., Inc..........................................  6,468     44,306
                                                                     ----------
Total Materials..............................................         8,211,820
                                                                     ----------
Other -- (0.0%)
 .*Big 4 Ranch, Inc..........................................    300         --
 .*Concord Camera Corp. Escrow Shares........................  2,105         --
 .*Gerber Scientific, Inc. Escrow Shares.....................  6,375         --
 .*Petrocorp, Inc. Escrow Shares.............................  1,700        102
 .*Price Communications Liquidation Trust.................... 16,900         --
                                                                     ----------
Total Other..................................................               102
                                                                     ----------
Telecommunication Services -- (1.1%)
  *Cbeyond, Inc..............................................  3,551     27,201
   Consolidated Communications Holdings, Inc.................    162      2,501

                                     1324

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Telecommunication Services -- (Continued)
  #Frontier Communications Corp...........................  17,089 $     80,660
  *General Communications, Inc. Class A...................   9,072       79,289
  *Hawaiian Telcom Holdco, Inc............................     204        3,482
   HickoryTech Corp.......................................   2,281       24,293
  *Iridium Communications, Inc............................  12,006       88,724
  *MetroPCS Communications, Inc...........................  19,191      195,940
  *Neutral Tandem, Inc....................................   4,302       19,875
  *ORBCOMM, Inc...........................................   9,700       33,950
  *Premiere Global Services, Inc..........................   5,187       44,090
   Primus Telecommunications Group, Inc...................   1,162       17,000
   Telephone & Data Systems, Inc..........................  13,053      324,628
  *United States Cellular Corp............................   5,355      198,081
   USA Mobility, Inc......................................   2,983       32,962
   Warwick Valley Telephone Co............................      85        1,117
                                                                   ------------
Total Telecommunication Services..........................            1,173,793
                                                                   ------------
Utilities -- (0.4%)
   Consolidated Water Co., Ltd............................   1,100        8,635
 #*Dynegy, Inc............................................      42          785
   Genie Energy, Ltd. Class B.............................   1,745       12,232
  *GenOn Energy, Inc......................................  65,849      169,232
  #NRG Energy, Inc........................................   3,598       77,573
   Ormat Technologies, Inc................................   3,043       57,908
   SJW Corp...............................................   1,755       42,541
  *Synthesis Energy Systems, Inc..........................   6,200        7,998
   UGI Corp...............................................   2,735       88,313
                                                                   ------------
Total Utilities...........................................              465,217
                                                                   ------------
TOTAL COMMON STOCKS.......................................          102,748,879
                                                                   ------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc......................................      14          985
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  *Capital Bank Financial Corp. Contingent Value Rights...   6,200        1,364
 .*CVR Energy, Inc. Contingent Value Rights...............   3,801           --
  *Dynegy, Inc............................................     657        1,064
                                                                   ------------
TOTAL RIGHTS/WARRANTS.....................................                2,428
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares..................... 284,726      284,726
                                                                   ------------

                                     1325

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          Shares/
                                                           Face
                                                          Amount
                                                           (000)      Value+
                                                          -------- ------------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@DFA Short Term Investment Fund.......................  643,294 $  7,442,916
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%,
     11/01/12 (Collateralized by $103,002 FNMA, rates
     ranging from 2.500% to 5.500%, maturities ranging
     from 10/01/22 to 07/01/42, valued at $103,312) to
     be repurchased at $100,000.......................... $    100       99,999
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL......................             7,542,915
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $105,563,207)....................................          $110,579,933
                                                                   ============

                                     1326

                         VA U.S. LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares    Value+
                                                            ------- -----------
COMMON STOCKS -- (97.1%)
Consumer Discretionary -- (17.0%)
  #Autoliv, Inc............................................   2,397 $   138,067
  #Best Buy Co., Inc.......................................   2,432      36,991
   Carnival Corp...........................................  39,939   1,512,889
   CBS Corp. Class A.......................................   1,014      32,955
   CBS Corp. Class B.......................................  34,118   1,105,423
   Comcast Corp. Class A................................... 132,558   4,972,251
   Comcast Corp. Special Class A...........................  51,098   1,862,011
   D.R. Horton, Inc........................................  18,530     388,389
   Dillard's, Inc. Class A.................................   2,416     186,032
   Foot Locker, Inc........................................   4,174     139,829
  #GameStop Corp. Class A..................................   8,463     193,210
   Gannett Co., Inc........................................   9,190     155,311
  *General Motors Co.......................................  36,871     940,210
  *Hyatt Hotels Corp. Class A..............................     495      18,067
  #J.C. Penney Co., Inc....................................  14,882     357,317
  *Johnson Controls, Inc...................................   1,306      33,629
  *Kohl's Corp.............................................     108       5,754
   Lear Corp...............................................   4,168     177,557
  #Lennar Corp. Class A....................................  10,919     409,135
  *Liberty Interactive Corp. Class A.......................  35,259     705,180
  *Liberty Ventures Series A...............................     319      18,154
  *Madison Square Garden Co. Class A (The).................   2,160      88,906
  *MGM Resorts International...............................  33,050     340,745
  *Mohawk Industries, Inc..................................   4,867     406,248
   News Corp. Class A...................................... 120,452   2,881,212
   News Corp. Class B......................................  43,558   1,061,073
 #*Orchard Supply Hardware Stores Corp. Class A............     301       3,738
  *Penn National Gaming, Inc...............................   4,679     189,172
  *PulteGroup, Inc.........................................     291       5,046
   Royal Caribbean Cruises, Ltd............................  14,761     497,003
  *Sears Canada, Inc.......................................   2,855      31,028
 #*Sears Holdings Corp.....................................   6,666     417,758
   Service Corp. International.............................   3,678      51,639
  #Staples, Inc............................................  17,185     197,885
  #Time Warner Cable, Inc..................................  23,017   2,281,215
   Time Warner, Inc........................................  69,611   3,024,598
  *Toll Brothers, Inc......................................  11,977     395,361
  *TRW Automotive Holdings Corp............................   3,040     141,390
   Washington Post Co. Class B (The).......................     500     166,755
   Whirlpool Corp..........................................   3,831     374,212
   Wyndham Worldwide Corp..................................  10,995     554,148
                                                                    -----------
Total Consumer Discretionary...............................          26,497,493
                                                                    -----------
Consumer Staples -- (8.0%)
   Archer-Daniels-Midland Co...............................  41,797   1,121,831
   Beam, Inc...............................................   1,582      87,896
   Bunge, Ltd..............................................   8,909     632,806
  *Constellation Brands, Inc. Class A......................  12,974     458,501
   CVS Caremark Corp.......................................  78,660   3,649,824
   Energizer Holdings, Inc.................................     180      13,135
   Ingredion, Inc..........................................     132       8,113
   J.M. Smucker Co. (The)..................................   7,510     643,156
  *Kraft Foods Group, Inc..................................  35,306   1,605,717
   Molson Coors Brewing Co. Class B........................  10,703     461,727
   Mondelez International, Inc. Class A.................... 105,918   2,811,064
  *Post Holdings, Inc......................................     170       5,363
  *Ralcorp Holdings, Inc...................................   1,527     110,234
  #Safeway, Inc............................................  14,505     236,577

                                     1327

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Consumer Staples -- (Continued)
  *Smithfield Foods, Inc...................................  10,210 $   208,999
   Tyson Foods, Inc. Class A...............................  19,706     331,258
                                                                    -----------
Total Consumer Staples.....................................          12,386,201
                                                                    -----------
Energy -- (18.8%)
   Anadarko Petroleum Corp.................................  32,034   2,204,260
   Apache Corp.............................................  22,397   1,853,352
  *Atwood Oceanics, Inc....................................     766      36,615
   Baker Hughes, Inc.......................................   1,000      41,970
  #Chesapeake Energy Corp..................................  44,478     901,124
   Chevron Corp............................................  40,271   4,438,267
   Cimarex Energy Co.......................................     277      15,839
   ConocoPhillips..........................................  74,534   4,311,792
  *Denbury Resources, Inc..................................  24,698     378,620
   Devon Energy Corp.......................................  21,332   1,241,736
  #Diamond Offshore Drilling, Inc..........................     350      24,234
   EOG Resources, Inc......................................   2,667     310,679
   Helmerich & Payne, Inc..................................   4,017     192,013
   Hess Corp...............................................  21,949   1,147,055
   HollyFrontier Corp......................................   2,636     101,829
   Marathon Oil Corp.......................................  46,171   1,387,900
   Marathon Petroleum Corp.................................  24,478   1,344,577
  *McDermott International, Inc............................   1,100      11,781
   Murphy Oil Corp.........................................   9,863     591,780
  *Nabors Industries, Ltd..................................  18,668     251,831
   National Oilwell Varco, Inc.............................  26,968   1,987,542
  *Newfield Exploration Co.................................     179       4,854
   Noble Corp..............................................  12,303     464,315
   Noble Energy, Inc.......................................     430      40,854
   Occidental Petroleum Corp...............................   2,083     164,474
  #Patterson-UTI Energy, Inc...............................  10,062     162,803
   Phillips 66.............................................  36,731   1,732,234
   Pioneer Natural Resources Co............................   7,606     803,574
  *Plains Exploration & Production Co......................   8,818     314,450
   QEP Resources, Inc......................................   8,001     232,029
  *Rowan Cos. P.L.C. Class A...............................   8,486     269,091
   Tesoro Corp.............................................   8,670     326,946
   Tidewater, Inc..........................................   2,147     102,004
   Transocean, Ltd.........................................   8,354     381,694
   Valero Energy Corp......................................  39,919   1,161,643
  *Weatherford International, Ltd..........................  17,444     197,117
  *Whiting Petroleum Corp..................................   2,998     125,976
                                                                    -----------
Total Energy...............................................          29,258,854
                                                                    -----------
Financials -- (19.3%)
   Allied World Assurance Co. Holdings, Ltd................   2,463     197,779
   Allstate Corp. (The)....................................  20,984     838,940
  *American Capital, Ltd...................................   9,700     114,363
   American Financial Group, Inc...........................   6,402     248,398
  *American International Group, Inc.......................  11,782     411,545
   American National Insurance Co..........................   1,175      85,845
   Assurant, Inc...........................................   5,544     209,619
   Assured Guaranty, Ltd...................................   2,731      37,934
   Axis Capital Holdings, Ltd..............................   6,644     240,646
   Bank of America Corp.................................... 420,049   3,914,857
   Bank of New York Mellon Corp. (The).....................  12,794     316,140
   Capital One Financial Corp..............................   6,605     397,423
  *CIT Group, Inc..........................................   1,288      47,939
   Citigroup, Inc.......................................... 151,862   5,678,120
   CME Group, Inc..........................................  21,745   1,216,198
   CNA Financial Corp......................................  12,339     362,520

                                     1328

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Financials -- (Continued)
   Comerica, Inc...........................................     780 $    23,252
   Everest Re Group, Ltd...................................   3,122     346,698
   First Niagara Financial Group, Inc......................  10,214      84,572
  *Genworth Financial, Inc. Class A........................  33,383     198,963
   Goldman Sachs Group, Inc. (The).........................  11,125   1,361,589
   Hartford Financial Services Group, Inc..................  29,455     639,468
   Hudson City Bancorp, Inc................................   4,478      37,996
   JPMorgan Chase & Co.....................................  33,367   1,390,737
   KeyCorp.................................................  59,273     499,079
   Legg Mason, Inc.........................................   9,200     234,416
  *Leucadia National Corp..................................     193       4,381
   Lincoln National Corp...................................  18,840     467,044
   Loews Corp..............................................  26,345   1,113,867
   MetLife, Inc............................................  67,215   2,385,460
   Morgan Stanley..........................................  64,438   1,119,932
   NASDAQ OMX Group, Inc. (The)............................  11,334     269,863
   NYSE Euronext...........................................   1,440      35,654
   Old Republic International Corp.........................  11,424     112,869
   PartnerRe, Ltd..........................................   3,223     261,063
   People's United Financial, Inc..........................   7,468      89,840
   Principal Financial Group, Inc..........................   9,074     249,898
   Prudential Financial, Inc...............................  30,053   1,714,524
   Regions Financial Corp..................................  86,930     566,784
   Reinsurance Group of America, Inc.......................   5,045     266,981
   SunTrust Banks, Inc.....................................  35,025     952,680
   Unum Group..............................................  18,980     384,914
   Validus Holdings, Ltd...................................   5,237     187,485
   XL Group P.L.C..........................................  19,727     488,046
   Zions Bancorporation....................................   8,037     172,554
                                                                    -----------
Total Financials...........................................          29,978,875
                                                                    -----------
Health Care -- (8.7%)
   Aetna, Inc..............................................  22,485     982,594
  *Bio-Rad Laboratories, Inc. Class A......................     250      25,337
  *Boston Scientific Corp..................................  90,690     466,147
  *CareFusion Corp.........................................  14,963     397,417
   Cigna Corp..............................................   1,942      99,042
   Coventry Health Care, Inc...............................  10,098     440,677
  *Endo Health Solutions, Inc..............................   2,522      72,280
  *Forest Laboratories, Inc................................   3,157     106,422
  *Hologic, Inc............................................  17,372     358,211
   Humana, Inc.............................................  10,702     794,838
  *Life Technologies Corp..................................   6,796     332,392
  *MEDNAX, Inc.............................................     100       6,898
   Omnicare, Inc...........................................   7,610     262,773
   PerkinElmer, Inc........................................   6,932     214,407
   Pfizer, Inc............................................. 239,592   5,958,653
   Thermo Fisher Scientific, Inc...........................  24,030   1,467,272
   Universal Health Services, Inc. Class B.................   2,410      99,750
   WellPoint, Inc..........................................  23,425   1,435,484
                                                                    -----------
Total Health Care..........................................          13,520,594
                                                                    -----------
Industrials -- (12.8%)
  *ADT Corp. (The).........................................  10,844     450,134
  *AGCO Corp...............................................   4,095     186,363
  *CNH Global NV...........................................     100       4,480
 #*Colfax Corp.............................................     191       6,568
   CSX Corp................................................  72,750   1,489,192
  *Engility Holdings, Inc..................................     907      17,233
   FedEx Corp..............................................   4,601     423,246
  *Fortune Brands Home & Security, Inc.....................  10,608     301,691

                                     1329

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                            Shares    Value+
                                                            ------- -----------
Industrials -- (Continued)
  *General Dynamics Corp...................................     736 $    50,107
   General Electric Co..................................... 272,645   5,741,904
 #*Hertz Global Holdings, Inc..............................  14,266     189,310
   Ingersoll-Rand P.L.C....................................  16,410     771,762
  *Jacobs Engineering Group, Inc...........................     432      16,671
  *KAR Auction Services, Inc...............................     154       3,080
   KBR, Inc................................................   6,170     171,896
   L-3 Communications Holdings, Inc........................   5,842     431,140
   Manpower, Inc...........................................   1,119      42,455
   Norfolk Southern Corp...................................  22,398   1,374,117
   Northrop Grumman Corp...................................  17,342   1,191,222
  *Owens Corning, Inc......................................   8,078     271,340
  *Pentair, Inc............................................   5,203     219,775
  *Quanta Services, Inc....................................   7,729     200,413
   Regal-Beloit Corp.......................................     550      35,849
   Republic Services, Inc..................................  24,729     701,067
   Southwest Airlines Co...................................  50,819     448,224
  *Spirit Aerosystems Holdings, Inc. Class A...............     372       5,814
   SPX Corp................................................   2,016     138,277
   Stanley Black & Decker, Inc.............................   9,547     661,607
   Towers Watson & Co. Class A.............................     100       5,371
   Triumph Group, Inc......................................     200      13,084
   Tyco International, Ltd.................................  21,688     582,757
   Union Pacific Corp......................................  29,933   3,682,657
   URS Corp................................................   3,392     113,564
 #*Waste Connections, Inc..................................   1,155      37,919
  *WESCO International, Inc................................     220      14,274
                                                                    -----------
Total Industrials..........................................          19,994,563
                                                                    -----------
Information Technology -- (3.5%)
   Activision Blizzard, Inc................................  37,667     410,194
  *AOL, Inc................................................     482      16,547
   Applied Materials, Inc..................................   6,198      65,699
  *Arrow Electronics, Inc..................................   7,435     261,935
  *Avnet, Inc..............................................  10,163     291,170
  *Brocade Communications Systems, Inc.....................   5,227      27,703
  *Cisco Systems, Inc......................................   5,514      94,510
   Computer Sciences Corp..................................  10,875     331,144
   Corning, Inc............................................  42,308     497,119
 #*Cree, Inc...............................................   4,762     144,431
   Fidelity National Information Services, Inc.............  19,960     656,085
   Hewlett-Packard Co......................................  14,439     199,980
   IAC/InterActiveCorp.....................................   1,837      88,819
  *Ingram Micro, Inc. Class A..............................  10,229     155,481
  *Juniper Networks, Inc...................................     372       6,164
  *Micron Technology, Inc..................................  62,590     339,551
  #Molex, Inc..............................................   1,008      26,178
   Molex, Inc. Class A.....................................     100       2,144
  *NVIDIA Corp.............................................   2,400      28,728
  *SAIC, Inc...............................................     737       8,100
  *TE Connectivity, Ltd....................................     320      10,298
   Western Digital Corp....................................  14,960     512,081
   Xerox Corp..............................................  79,802     513,925
  *Yahoo!, Inc.............................................  42,444     713,484
                                                                    -----------
Total Information Technology...............................           5,401,470
                                                                    -----------
Materials -- (2.8%)
   Alcoa, Inc..............................................  72,066     617,606
   Ashland, Inc............................................   5,350     380,652
  #Cliffs Natural Resources, Inc...........................   2,727      98,908
   Cytec Industries, Inc...................................   1,726     118,783

                                     1330

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                          Shares      Value+
                                                          -------- ------------
Materials -- (Continued)
  #Domtar Corp...........................................    2,389 $    190,523
   Dow Chemical Co. (The)................................    1,233       36,127
   Huntsman Corp.........................................    3,965       59,634
   International Paper Co................................   29,563    1,059,242
   MeadWestvaco Corp.....................................   11,772      349,511
  *Mosaic Co. (The)......................................       10          523
  *Newmont Mining Corp...................................       14          764
   Nucor Corp............................................    4,831      193,868
   Reliance Steel & Aluminum Co..........................    5,210      283,111
   Rock-Tenn Co. Class A.................................    2,943      215,398
   Sealed Air Corp.......................................    5,840       94,725
   Steel Dynamics, Inc...................................   14,749      186,575
  #United States Steel Corp..............................    3,223       65,717
   Vulcan Materials Co...................................    8,921      410,098
                                                                   ------------
Total Materials..........................................             4,361,765
                                                                   ------------
Telecommunication Services -- (6.0%)
   AT&T, Inc.............................................  177,239    6,130,697
   CenturyLink, Inc......................................   38,023    1,459,323
  #Frontier Communications Corp..........................   20,612       97,289
  *MetroPCS Communications, Inc..........................   21,262      217,085
  *Sprint Nextel Corp....................................  204,911    1,135,207
   Telephone & Data Systems, Inc.........................    4,423      110,000
  *United States Cellular Corp...........................    3,600      133,164
                                                                   ------------
Total Telecommunication Services.........................             9,282,765
                                                                   ------------
Utilities -- (0.2%)
  #NRG Energy, Inc.......................................   11,808      254,580
   UGI Corp..............................................    1,421       45,884
                                                                   ------------
Total Utilities..........................................               300,464
                                                                   ------------
TOTAL COMMON STOCKS......................................           150,983,044
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares....................    2,016        2,016
                                                                   ------------

                                                          Shares/
                                                           Face
                                                          Amount
                                                           (000)
                                                          --------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@DFA Short Term Investment Fund.......................  379,440    4,390,123
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%,
     11/01/12 (Collateralized by $103,003 FNMA, rates
     ranging from 2.500% to 5.500%, maturities ranging
     from 10/01/22 to 07/01/42, valued at $103,313) to
     be repurchased at $100,001.......................... $    100      100,000
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL......................             4,490,123
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $133,147,052)....................................          $155,475,183
                                                                   ============

                                     1331

                       VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                              Shares  Value++
                                                              ------ ----------
COMMON STOCKS -- (90.5%)
AUSTRALIA -- (4.4%)
  #Alumina, Ltd.............................................. 55,119 $   55,021
   Asciano Group, Ltd........................................ 31,130    147,339
   Bank of Queensland, Ltd...................................  5,304     41,652
  #Bendigo and Adelaide Bank, Ltd............................ 11,945    100,047
   Boral, Ltd................................................ 21,633     80,574
   Caltex Australia, Ltd.....................................  5,940    104,959
   Echo Entertainment Group, Ltd............................. 17,525     63,693
  #Fairfax Media, Ltd........................................ 59,866     24,510
   GrainCorp, Ltd. Class A...................................  3,521     44,714
  #Harvey Norman Holdings, Ltd...............................  6,979     13,786
   Incitec Pivot, Ltd........................................ 42,583    139,472
   Lend Lease Group NL....................................... 11,809    106,019
   Macquarie Group, Ltd...................................... 10,343    341,647
   Newcrest Mining, Ltd...................................... 11,033    304,291
   Origin Energy, Ltd........................................ 41,067    483,407
   OZ Minerals, Ltd..........................................  8,784     74,533
  *Qantas Airways, Ltd....................................... 32,996     45,491
  #Rio Tinto, Ltd............................................     77      4,540
   Santos, Ltd............................................... 30,341    361,762
  #Seven Group Holdings, Ltd.................................  9,893     70,843
  #Sims Metal Management, Ltd................................  3,933     38,459
   Suncorp Group, Ltd........................................ 40,656    396,013
   TABCorp. Holdings, Ltd.................................... 14,604     43,008
   Tatts Group, Ltd.......................................... 32,618     94,734
   Toll Holdings, Ltd........................................ 16,112     74,225
   Treasury Wine Estates, Ltd................................  7,037     36,056
 #*UGL, Ltd..................................................  2,003     22,194
   Washington H. Soul Pattinson & Co., Ltd...................    924     12,946
  #Wesfarmers, Ltd........................................... 38,904  1,402,471
                                                                     ----------
TOTAL AUSTRALIA..............................................         4,728,406
                                                                     ----------
AUSTRIA -- (0.2%)
  *Erste Group Bank AG.......................................  5,736    144,591
  #Raiffeisen Bank International AG..........................  2,147     85,999
                                                                     ----------
TOTAL AUSTRIA................................................           230,590
                                                                     ----------
BELGIUM -- (1.0%)
   Ageas.....................................................  8,093    206,326
   Delhaize Group SA.........................................  4,481    171,563
   KBC Groep NV..............................................  4,736    111,407
  #Solvay SA.................................................  2,420    291,372
   UCB SA....................................................  5,259    307,164
                                                                     ----------
TOTAL BELGIUM................................................         1,087,832
                                                                     ----------
CANADA -- (11.9%)
   Aimia, Inc................................................    975     14,604
  *AuRico Gold, Inc..........................................  4,800     40,080
   Barrick Gold Corp......................................... 32,567  1,318,963
  #Bell Aliant, Inc..........................................  1,758     47,737
   Cameco Corp...............................................  3,078     59,559
   Canadian Natural Resources, Ltd. (136385101).............. 36,966  1,116,373
   Canadian Natural Resources, Ltd. (2171573)................  2,781     83,813
  #Canadian Tire Corp. Class A...............................  2,400    171,719
   Empire Co., Ltd. Class A..................................  1,200     69,915
   Enerplus Corp.............................................  5,482     88,096
   Ensign Energy Services, Inc...............................  3,653     54,608
   Fairfax Financial Holdings, Ltd...........................    700    259,682
   Genworth MI Canada, Inc...................................  1,085     22,227

                                     1332

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------ -----------
CANADA -- (Continued)
   George Weston, Ltd.......................................  2,300 $   149,319
   Goldcorp, Inc. (2676302).................................  4,600     207,950
   Goldcorp, Inc. (380956409)............................... 24,877   1,125,187
  #Husky Energy, Inc........................................  9,700     262,713
   IAMGOLD Corp.............................................  6,674     104,048
   Industrial Alliance Insurance & Financial Services, Inc..  2,300      62,984
   Inmet Mining Corp........................................  1,550      79,925
   Kinross Gold Corp........................................ 31,183     309,722
  #Loblaw Cos., Ltd.........................................  4,400     152,519
  *Lundin Mining Corp.......................................  7,690      40,038
   Magna International, Inc.................................  8,230     365,869
  #Manulife Financial Corp.................................. 53,517     661,226
  *Manulife Financial Corp..................................  8,800     108,944
  #Methanex Corp............................................  2,235      67,000
   Nexen, Inc............................................... 20,760     495,746
  #Pan American Silver Corp. (2669272)......................  1,700      37,294
  *Pan American Silver Corp. (697900108)....................    770      16,940
  #Pengrowth Energy Corp....................................  7,628      45,749
  #Penn West Petroleum, Ltd................................. 11,123     144,446
  #PetroBakken Energy, Ltd. Class A.........................  1,115      14,078
  *Precision Drilling Corp..................................  8,434      60,379
   Progress Energy Resources Corp...........................  5,589     112,591
  #Progressive Waste Solutions, Ltd.........................  1,176      22,761
   Quebecor, Inc. Class B...................................  1,400      48,837
 #*Research In Motion, Ltd. (2117265).......................  4,071      32,120
 #*Research In Motion, Ltd. (760975102).....................  3,926      31,133
  #Sun Life Financial, Inc.................................. 22,308     553,261
   Suncor Energy, Inc. (867224107)..........................  4,236     142,414
   Suncor Energy, Inc. (B3NB1P2)............................ 51,054   1,713,472
   Talisman Energy, Inc. (2068299)..........................  9,540     108,128
   Talisman Energy, Inc. (87425E103)........................ 25,587     291,692
   Teck Resources, Ltd. Class B............................. 17,290     548,779
  #Thomson Reuters Corp..................................... 17,778     500,543
  #TransAlta Corp...........................................  7,800     124,331
  #Trican Well Service, Ltd.................................  3,300      39,385
 #*Uranium One, Inc......................................... 12,400      26,942
   Viterra, Inc.............................................  6,796     107,103
   West Fraser Timber Co., Ltd..............................  1,412      85,519
  #Yamana Gold, Inc......................................... 27,400     553,350
                                                                    -----------
TOTAL CANADA................................................         12,901,813
                                                                    -----------
DENMARK -- (1.4%)
   A.P. Moeller-Maersk A.S. Series A........................     20     132,516
   A.P. Moeller-Maersk A.S. Series B........................     57     397,840
   Carlsberg A.S. Series B..................................  4,898     422,786
  *Danske Bank A.S.......................................... 24,724     386,775
  *FLSmidth & Co. A.S.......................................  1,010      59,605
   H. Lundbeck A.S..........................................  1,633      28,409
   Rockwool International A.S. Series B.....................    219      20,614
   TDC A.S.................................................. 14,199      97,898
                                                                    -----------
TOTAL DENMARK...............................................          1,546,443
                                                                    -----------
FINLAND -- (0.6%)
   Kesko Oyj Series B.......................................  2,106      65,855
  #Nokia Oyj................................................ 30,243      81,308
   Stora Enso Oyj Series R.................................. 29,113     184,157
   UPM-Kymmene Oyj.......................................... 25,565     274,484
                                                                    -----------
TOTAL FINLAND...............................................            605,804
                                                                    -----------

                                     1333

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
FRANCE -- (8.8%)
 #*Alcatel-Lucent SA......................................... 38,117 $   38,974
   AXA SA.................................................... 59,460    947,711
   BNP Paribas SA............................................ 27,914  1,416,821
   Bollore SA................................................    305     90,446
   Bouygues SA...............................................  4,798    115,317
   Cap Gemini SA.............................................  3,195    134,408
   Casino Guichard Perrachon SA..............................  2,364    206,355
   Cie de Saint-Gobain SA.................................... 16,292    573,887
  *Cie Generale de Geophysique - Veritas SA..................  1,499     48,799
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR....  3,650    118,552
   Cie Generale des Etablissements Michelin SA Series B......  3,239    279,216
   Ciments Francais SA.......................................    488     29,677
   CNP Assurances SA.........................................  5,528     78,116
  *Credit Agricole SA........................................ 48,568    366,600
   Eiffage SA................................................    369     12,698
   Electricite de France SA..................................  5,895    124,745
   France Telecom SA......................................... 68,037    760,480
  #GDF Suez SA............................................... 51,114  1,173,181
   Lafarge SA................................................  9,061    531,238
   Lagardere SCA.............................................  5,094    139,465
   Natixis SA................................................ 40,470    132,825
 #*Peugeot SA................................................  6,327     40,585
   Renault SA................................................  8,195    367,453
   Rexel SA..................................................  3,697     66,960
   SA des Ciments Vicat......................................     80      4,312
  *Societe Generale SA....................................... 14,644    467,026
   STMicroelectronics NV..................................... 28,793    169,583
   Vallourec SA..............................................  1,049     43,152
   Vivendi SA................................................ 53,030  1,086,664
                                                                     ----------
TOTAL FRANCE.................................................         9,565,246
                                                                     ----------
GERMANY -- (7.6%)
   Allianz SE................................................  4,423    549,446
   Allianz SE Sponsored ADR.................................. 60,736    762,237
   Bayerische Motoren Werke AG...............................    456     36,455
  *Commerzbank AG............................................ 66,668    128,074
   Daimler AG................................................ 28,921  1,354,793
   Deutsche Bank AG.......................................... 33,137  1,509,419
   Deutsche Lufthansa AG.....................................  6,846    104,737
   Deutsche Post AG..........................................  4,542     90,049
   Deutsche Telekom AG.......................................  7,162     81,707
   Deutsche Telekom AG Sponsored ADR......................... 73,200    838,140
   E.ON AG................................................... 48,285  1,099,207
  #Heidelberger Zement AG....................................  5,179    275,220
   Munchener Rueckversicherungs-Gesellschaft AG..............  3,909    628,969
   RWE AG....................................................  8,482    388,174
   Salzgitter AG.............................................  1,190     51,463
   ThyssenKrupp AG...........................................  6,438    146,706
   Volkswagen AG.............................................    943    184,408
                                                                     ----------
TOTAL GERMANY................................................         8,229,204
                                                                     ----------
GREECE -- (0.0%)
   Coca-Cola Hellenic Bottling Co. S.A. ADR..................  1,125     23,771
   Hellenic Petroleum S.A....................................  2,479     19,430
  *National Bank of Greece S.A...............................  2,339      5,480
                                                                     ----------
TOTAL GREECE.................................................            48,681
                                                                     ----------
HONG KONG -- (1.8%)
  *Cathay Pacific Airways, Ltd............................... 23,000     41,657
   Cheung Kong Holdings, Ltd................................. 16,000    235,833

                                     1334

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
HONG KONG -- (Continued)
 #*Foxconn International Holdings, Ltd......................  70,000 $   24,196
   Great Eagle Holdings, Ltd................................   8,452     24,947
   Henderson Land Development Co., Ltd......................  36,977    255,243
   Hong Kong & Shanghai Hotels, Ltd.........................  19,052     25,126
   Hopewell Holdings, Ltd...................................   9,000     32,470
   Hutchison Whampoa, Ltd...................................  61,000    598,369
   New World Development Co., Ltd........................... 151,556    233,181
   Orient Overseas International, Ltd.......................   6,500     41,092
   Wharf Holdings, Ltd......................................  39,635    271,008
   Wheelock & Co., Ltd......................................  47,000    205,918
                                                                     ----------
TOTAL HONG KONG.............................................          1,989,040
                                                                     ----------
IRELAND -- (0.3%)
   CRH P.L.C. Sponsored ADR.................................  14,777    275,591
                                                                     ----------
ISRAEL -- (0.6%)
  *Bank Hapoalim B.M........................................  74,220    291,988
  *Bank Leumi Le-Israel B.M.................................  49,152    158,430
   Elbit Systems, Ltd.......................................   2,033     71,576
  *Israel Discount Bank, Ltd. Series A......................  34,311     48,401
  *NICE Systems, Ltd. Sponsored ADR.........................   3,091    102,930
                                                                     ----------
TOTAL ISRAEL................................................            673,325
                                                                     ----------
ITALY -- (1.0%)
 #*Banca Monte Dei Paschi di Siena SpA...................... 227,814     62,975
 #*Fiat SpA.................................................  28,990    141,876
 #*Finmeccanica SpA.........................................   4,820     23,904
   Intesa Sanpaolo SpA......................................   5,545      8,932
   Mediaset SpA.............................................  11,973     21,032
   Telecom Italia SpA....................................... 170,034    156,875
   Telecom Italia SpA Sponsored ADR.........................  24,800    227,912
  *UniCredit SpA............................................  83,475    369,222
   Unione di Banche Italiane ScpA...........................  17,460     68,778
                                                                     ----------
TOTAL ITALY.................................................          1,081,506
                                                                     ----------
JAPAN -- (14.8%)
   77 Bank, Ltd. (The)......................................   9,000     34,273
   Aeon Co., Ltd............................................  20,500    223,584
   Alfresa Holdings Corp....................................   1,400     63,291
   Amada Co., Ltd...........................................  10,000     50,777
   Asahi Glass Co., Ltd.....................................  28,000    190,339
   Asahi Kasei Corp.........................................  19,000    104,524
   Bank of Kyoto, Ltd. (The)................................   9,000     77,357
   Bank of Yokohama, Ltd. (The).............................   3,000     13,806
   Canon Marketing Japan, Inc...............................   2,000     29,149
   Chiba Bank, Ltd. (The)...................................   6,000     35,047
   Chugoku Bank, Ltd. (The).................................   5,400     74,318
   Citizen Holdings Co., Ltd................................   7,800     39,587
   Coca-Cola West Co., Ltd..................................   1,000     15,330
   COMSYS Holdings Corp.....................................   2,400     31,904
   Cosmo Oil Co., Ltd.......................................  10,000     17,786
  #Dai Nippon Printing Co., Ltd.............................  18,000    127,549
   Daicel Corp..............................................  10,000     60,039
   Dainippon Sumitomo Pharma Co., Ltd.......................     500      5,751
   Daiwa Securities Group, Inc..............................  44,904    179,129
   Denki Kagaku Kogyo K.K...................................   1,000      3,088
   Fuji Media Holdings, Inc.................................      18     26,657
   FUJIFILM Holdings Corp...................................  16,600    280,214
   Fujitsu, Ltd.............................................  52,000    200,062
   Fukuoka Financial Group, Inc.............................  25,000     97,764
   Glory, Ltd...............................................   1,200     29,124

                                     1335

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
JAPAN -- (Continued)
   Gunma Bank, Ltd. (The)...................................  12,000 $   57,893
   Hachijuni Bank, Ltd. (The)...............................  17,000     87,819
   Hakuhodo DY Holdings, Inc................................     470     28,166
   Hiroshima Bank, Ltd. (The)...............................   2,000      7,114
   Hitachi Capital Corp.....................................   1,600     30,727
   Hitachi Chemical Co., Ltd................................   2,100     29,617
   Hitachi High-Technologies Corp...........................   1,500     32,874
   Hitachi Transport System, Ltd............................     900     13,510
   Hokkoku Bank, Ltd. (The).................................   2,000      7,220
   Hokuhoku Financial Group, Inc............................  26,000     41,338
   House Foods Corp.........................................   1,600     25,823
   Ibiden Co., Ltd..........................................   2,500     31,527
   Idemitsu Kosan Co., Ltd..................................     800     68,853
   Inpex Corp...............................................      67    381,690
   Isetan Mitsukoshi Holdings, Ltd..........................  11,700    114,526
   Iyo Bank, Ltd. (The).....................................   8,000     61,854
   J. Front Retailing Co., Ltd..............................  12,000     62,402
   JFE Holdings, Inc........................................  13,900    196,184
  #Joyo Bank, Ltd. (The)....................................  14,000     67,753
   JTEKT Corp...............................................   1,500     11,264
   JX Holdings, Inc.........................................  72,627    386,816
   Kagoshima Bank, Ltd. (The)...............................   5,000     31,878
   Kajima Corp..............................................   3,000      8,308
   Kamigumi Co., Ltd........................................   8,000     64,520
   Kaneka Corp..............................................   8,000     39,026
 #*Kawasaki Kisen Kaisha, Ltd...............................  26,000     32,957
   Keiyo Bank, Ltd. (The)...................................   4,000     17,536
   Kinden Corp..............................................   2,000     12,522
  *Kobe Steel, Ltd..........................................  21,000     18,435
   Konica Minolta Holdings, Inc.............................   9,000     59,876
   Kyocera Corp.............................................   4,000    351,835
   Kyowa Hakko Kirin Co., Ltd...............................   8,000     85,154
   Marui Group Co., Ltd.....................................   6,000     43,161
  *Mazda Motor Corp.........................................  45,000     53,673
   Medipal Holdings Corp....................................   4,200     53,489
   MEIJI Holdings Co., Ltd..................................   2,302    105,326
   Mitsubishi Chemical Holdings Corp........................  33,000    130,699
   Mitsubishi Corp..........................................  44,200    789,100
   Mitsubishi Gas Chemical Co., Inc.........................  13,000     64,230
   Mitsubishi Heavy Industries, Ltd.........................  80,402    338,660
   Mitsubishi Logistics Corp................................   3,000     38,690
   Mitsubishi Materials Corp................................  35,000    101,762
   Mitsubishi Tanabe Pharma Corp............................   2,700     38,920
   Mitsubishi UFJ Financial Group, Inc...................... 409,800  1,853,922
   Mitsui & Co., Ltd........................................  54,100    762,552
   Mitsui Chemicals, Inc....................................  29,000     59,950
   Mitsui O.S.K. Lines, Ltd.................................  13,000     31,160
   MS&AD Insurance Group Holdings, Inc......................  13,850    234,879
   Nagase & Co., Ltd........................................   2,000     21,335
   Nanto Bank, Ltd. (The)...................................   3,000     15,297
  *NEC Corp.................................................  80,000    153,444
   NGK Spark Plug Co., Ltd..................................   4,000     44,794
   Nippon Electric Glass Co., Ltd...........................   7,000     35,628
   Nippon Express Co., Ltd..................................  27,000     98,806
   Nippon Meat Packers, Inc.................................   5,000     62,051
  #Nippon Paper Group, Inc..................................   4,100     46,889
   Nippon Shokubai Co., Ltd.................................   3,000     29,424
   Nippon Steel & Sumitomo Metal Corp....................... 189,185    417,592
   Nippon Television Network Corp...........................   1,900     24,575
  #Nippon Yusen K.K.........................................  41,000     78,152
   Nishi-Nippon Bank, Ltd...................................  18,000     41,044

                                     1336

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
JAPAN -- (Continued)
   Nisshin Seifun Group, Inc...............................   6,000 $    74,978
  *Nisshin Steel Holdings Co., Ltd.........................   2,300      15,241
   Nisshinbo Holdings, Inc.................................   3,000      19,626
   Nomura Holdings, Inc.................................... 110,500     399,441
   Obayashi Corp...........................................  16,000      71,578
  #Oji Holdings Corp.......................................  27,000      79,175
   Onward Holdings Co., Ltd................................   2,000      14,809
  #Panasonic Corp..........................................  67,000     406,393
 #*Renesas Electronics Corp................................   2,200       8,148
   Rengo Co., Ltd..........................................   6,000      26,225
  #Ricoh Co., Ltd..........................................  24,000     200,853
   Rohm Co., Ltd...........................................   3,300     106,578
   Sankyo Co., Ltd.........................................   1,800      81,551
  #SBI Holdings, Inc.......................................   5,880      41,177
  #Seiko Epson Corp........................................   4,400      24,469
   Seino Holdings Co., Ltd.................................   2,000      11,532
   Sekisui House, Ltd......................................  17,000     173,824
  #Sharp Corp..............................................  32,000      69,033
   Shiga Bank, Ltd.........................................   4,000      26,166
   Shimizu Corp............................................  20,000      66,910
   Shinsei Bank, Ltd.......................................  22,000      32,254
  #Showa Denko K.K.........................................  19,000      29,064
   Showa Shell Sekiyu K.K..................................   5,500      30,620
   SKY Perfect JSAT Holdings, Inc..........................      23      10,509
   Sojitz Corp.............................................  34,370      42,667
   Sony Corp...............................................   6,800      80,515
   Sony Corp. Sponsored ADR................................  29,100     341,634
   Sumitomo Bakelite Co., Ltd..............................   2,000       7,138
   Sumitomo Chemical Co., Ltd..............................  25,000      70,257
   Sumitomo Corp...........................................  37,500     511,230
   Sumitomo Electric Industries, Ltd.......................  24,400     262,488
   Sumitomo Forestry Co., Ltd..............................   3,000      26,847
   Sumitomo Metal Mining Co., Ltd..........................  11,000     144,868
   Sumitomo Mitsui Financial Group, Inc....................  17,700     540,859
   Sumitomo Mitsui Trust Holdings, Inc.....................  82,030     248,945
   Suzuken Co., Ltd........................................   3,000      94,700
   Suzuki Motor Corp.......................................  12,000     272,146
   Taisei Corp.............................................  32,000      88,230
   Takashimaya Co., Ltd....................................   6,000      39,464
  #TDK Corp................................................   2,600      97,770
   Teijin, Ltd.............................................  11,000      25,227
   Tokai Rika Co., Ltd.....................................     600       7,530
   Tokyo Broadcasting System, Inc..........................   1,700      16,530
   Toppan Printing Co., Ltd................................  16,000      92,475
   Tosoh Corp..............................................   5,000       9,788
   Toyo Seikan Kaisha, Ltd.................................   5,100      54,220
   Toyoda Gosei Co., Ltd...................................   1,400      27,570
   Toyota Motor Corp. Sponsored ADR........................   1,864     144,404
   Toyota Tsusho Corp......................................   5,300     115,767
   TV Asahi Corp...........................................     700       9,025
  *Ube Industries, Ltd.....................................  21,000      47,963
   UNY Co., Ltd............................................   5,300      37,715
   Wacoal Corp.............................................   2,000      22,502
  *Yamada Denki Co., Ltd...................................   2,220      96,307
   Yamaguchi Financial Group, Inc..........................   7,000      57,998
   Yamaha Corp.............................................   5,000      44,932
   Yamaha Motor Co., Ltd...................................   6,100      58,243
  #Yamato Kogyo Co., Ltd...................................   1,600      44,943
TOTAL JAPAN................................................          16,049,721

                                     1337

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
NETHERLANDS -- (3.0%)
   Aegon NV.................................................  65,130 $  364,248
   Akzo Nobel NV............................................   6,759    367,878
   ArcelorMittal NV.........................................  36,543    540,267
   ArcelorMittal NV ADR.....................................   3,900     57,603
  *ING Groep NV............................................. 106,762    949,977
  *ING Groep NV Sponsored ADR...............................  20,692    183,331
   Koninklijke DSM NV.......................................   3,079    158,333
   Koninklijke Philips Electronics NV.......................  26,077    653,122
                                                                     ----------
TOTAL NETHERLANDS...........................................          3,274,759
                                                                     ----------
NEW ZEALAND -- (0.1%)
  Contact Energy, Ltd.......................................  20,560     93,623
                                                                     ----------
NORWAY -- (1.1%)
   DNB ASA..................................................  33,491    418,691
  *Marine Harvest ASA.......................................  90,883     71,309
   Norsk Hydro ASA..........................................  44,745    201,443
   Orkla ASA................................................  35,448    280,806
  *Storebrand ASA...........................................  11,463     57,686
   Subsea 7 SA..............................................   8,201    179,783
                                                                     ----------
TOTAL NORWAY................................................          1,209,718
                                                                     ----------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA..................................  12,512     12,177
  *EDP Renovaveis SA........................................  22,018    104,873
   Portugal Telecom SA......................................   2,754     13,849
                                                                     ----------
TOTAL PORTUGAL..............................................            130,899
                                                                     ----------
SINGAPORE -- (0.9%)
   CapitaLand, Ltd.......................................... 105,000    279,631
   Golden Agri-Resources, Ltd............................... 277,000    141,474
   Keppel Land, Ltd.........................................   9,000     24,930
  *Neptune Orient Lines, Ltd................................   7,000      6,625
  *Noble Group, Ltd.........................................  83,000     88,621
  *Olam International, Ltd..................................   3,000      4,819
  #Overseas Union Enterprise, Ltd...........................   3,000      6,504
   Singapore Airlines, Ltd..................................  23,800    206,264
   Singapore Land, Ltd......................................   1,000      5,617
   United Industrial Corp., Ltd.............................  24,000     54,845
   UOL Group, Ltd...........................................  12,400     57,375
   Venture Corp., Ltd.......................................   3,000     18,777
  *Wilmar International, Ltd................................  12,000     30,291
                                                                     ----------
TOTAL SINGAPORE.............................................            925,773
                                                                     ----------
SPAIN -- (2.1%)
   Acciona SA...............................................   2,700    165,958
  *Banco de Sabadell SA.....................................  50,650    123,506
  #Banco Espanol de Credito SA..............................   5,651     20,686
  #Banco Popular Espanol SA.................................  80,382    125,699
   Banco Santander SA....................................... 202,810  1,526,991
   CaixaBank SA.............................................  18,615     70,696
   Iberdrola SA.............................................  37,760    195,556
                                                                     ----------
TOTAL SPAIN.................................................          2,229,092
                                                                     ----------
SWEDEN -- (3.0%)
   Boliden AB...............................................   7,090    124,243
   Meda AB Series A.........................................   2,731     27,979
   Nordea Bank AB...........................................  85,572    777,820
   Skandinaviska Enskilda Banken AB Series A................  54,182    449,591
  #SSAB AB Series A.........................................   5,533     39,637

                                     1338

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
SWEDEN -- (Continued)
   SSAB AB Series B.........................................   2,545 $   15,740
   Svenska Cellulosa AB Series A............................     318      6,252
   Svenska Cellulosa AB Series B............................  26,596    518,521
   Swedbank AB Series A.....................................  17,580    326,540
   Telefonaktiebolaget LM Ericsson AB Series A..............     164      1,407
   Telefonaktiebolaget LM Ericsson AB Series B..............  43,001    380,949
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.........  30,813    273,928
   TeliaSonera AB...........................................  49,638    326,332
                                                                     ----------
TOTAL SWEDEN................................................          3,268,939
                                                                     ----------
SWITZERLAND -- (5.8%)
  *ABB, Ltd.................................................  30,736    555,090
   Adecco SA................................................   2,712    131,511
   Aryzta AG................................................   2,519    125,843
   Baloise Holding AG.......................................   2,199    183,542
  #Clariant AG..............................................   2,370     25,397
   Credit Suisse Group AG...................................  21,736    505,479
   Givaudan SA..............................................     168    168,048
   Holcim, Ltd..............................................  10,258    700,070
   Lonza Group AG...........................................     799     40,524
   Novartis AG ADR..........................................  10,786    652,122
   Sulzer AG................................................   1,072    155,448
   Swatch Group AG (The)....................................      85     35,184
   Swiss Life Holding AG....................................   1,200    151,545
   Swiss Re, Ltd............................................  11,976    828,708
   UBS AG...................................................  81,983  1,230,040
   Zurich Insurance Group AG................................   3,052    752,378
                                                                     ----------
TOTAL SWITZERLAND...........................................          6,240,929
                                                                     ----------
UNITED KINGDOM -- (20.0%)
   Anglo American P.L.C.....................................  16,899    520,734
   Aviva P.L.C..............................................  93,481    500,632
   Barclays P.L.C...........................................     293      1,083
   Barclays P.L.C. Sponsored ADR............................  76,605  1,133,754
   BP P.L.C. Sponsored ADR..................................  89,143  3,823,343
   Carnival P.L.C...........................................   3,722    148,258
  #Carnival P.L.C. ADR......................................   6,300    249,039
   Eurasian Natural Resources Corp. P.L.C...................   1,137      6,027
  #HSBC Holdings P.L.C. Sponsored ADR.......................  74,885  3,696,324
  *International Consolidated Airlines Group SA.............  30,103     78,476
   Investec P.L.C...........................................   6,563     38,703
   Kazakhmys P.L.C..........................................   6,164     70,722
   Kingfisher P.L.C.........................................  88,624    414,942
  *Lloyds Banking Group P.L.C............................... 213,713    140,732
  *Lloyds Banking Group P.L.C. Sponsored ADR................ 165,593    433,854
   Mondi P.L.C..............................................  13,938    153,646
   Old Mutual P.L.C......................................... 138,380    385,176
   Resolution, Ltd..........................................  48,633    171,464
   Rexam P.L.C..............................................   6,166     44,523
  *Royal Bank of Scotland Group P.L.C.......................  28,132    125,613
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR........  14,010    125,249
   Royal Dutch Shell P.L.C. ADR.............................  48,440  3,421,317
   RSA Insurance Group P.L.C................................  46,829     85,002
   Sainsbury (J.) P.L.C.....................................  53,132    304,641
  *Travis Perkins P.L.C.....................................      44        769
   Vedanta Resources P.L.C..................................   3,221     59,183
   Vodafone Group P.L.C..................................... 672,985  1,827,596
   Vodafone Group P.L.C. Sponsored ADR......................  87,922  2,393,237
   William Morrison Supermarkets P.L.C......................  63,021    272,867
   WPP P.L.C................................................  13,031    168,431

                                     1339

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          Shares     Value++
                                                          -------- ------------
UNITED KINGDOM -- (Continued)
  Xstrata P.L.C..........................................   55,857 $    884,859
                                                                   ------------
TOTAL UNITED KINGDOM.....................................            21,680,196
                                                                   ------------
TOTAL COMMON STOCKS......................................            98,067,130
                                                                   ------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE..........................    4,809      320,538
                                                                   ------------

                                                          Shares/
                                                           Face
                                                          Amount
                                                           (000)     Value+
                                                          -------- ------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund.......................  777,874    9,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.35%, 11/01/12 (Collateralized by FNMA 4.000%,
     05/01/42 & 5.000%, 01/01/39, valued at $1,015,445)
     to be repurchased at $995,544....................... $    996      995,535
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL......................             9,995,535
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $121,917,812)....................................          $108,383,203
                                                                   ============

                                     1340

                       VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                Shares Value++
                                                                ------ --------
COMMON STOCKS -- (88.1%)
AUSTRALIA -- (5.7%)
   Acrux, Ltd..................................................  7,398 $ 24,856
  *AED Oil, Ltd................................................  4,139       --
 #*Alkane Resources, Ltd....................................... 19,700   17,328
  *Alliance Resources, Ltd..................................... 21,658    5,493
   Amalgamated Holdings, Ltd...................................  5,533   39,039
   Amcom Telecommunications, Ltd...............................  6,384    8,470
  *Ampella Mining, Ltd.........................................    616      306
   Ansell, Ltd.................................................  8,744  141,678
 #*Antares Energy, Ltd......................................... 12,881    6,937
  #APN News & Media, Ltd....................................... 27,122   10,395
 #*Aquarius Platinum, Ltd......................................  2,774    1,646
  *Arafura Resources, Ltd......................................  7,863    1,630
   ARB Corp., Ltd..............................................  3,547   37,796
   Aristocrat Leisure, Ltd..................................... 13,779   40,275
   Arrium, Ltd................................................. 70,582   57,329
  *Aurora Oil & Gas, Ltd....................................... 16,633   67,316
   Ausdrill, Ltd............................................... 21,215   62,606
   Ausenco, Ltd................................................  2,629    8,603
  *Austal, Ltd.................................................  3,435    4,367
   Austbrokers Holdings, Ltd...................................    601    4,866
  *Australian Agricultural Co., Ltd............................ 21,165   28,544
   Australian Infrastructure Fund.............................. 40,779  125,763
   Australian Pharmaceutical Industries, Ltd................... 21,680   10,578
   Automotive Holdings Group, Ltd.............................. 12,565   41,575
   AVJennings, Ltd............................................. 21,460    7,250
   AWE, Ltd.................................................... 35,889   49,443
 #*Bandanna Energy, Ltd........................................  2,730      960
   Bank of Queensland, Ltd.....................................  5,330   41,856
 #*Bathurst Resources, Ltd.....................................  5,351    2,408
   Beach Energy, Ltd........................................... 73,441  104,891
 #*Beadell Resources, Ltd...................................... 10,811   10,912
  #Billabong International, Ltd................................  8,660    7,932
 #*Biota Holdings, Ltd.........................................  9,219    5,694
   Blackmores, Ltd.............................................    382   11,769
  *BlueScope Steel, Ltd........................................ 10,853    5,336
   Boart Longyear, Ltd......................................... 30,454   45,993
  *Boom Logistics, Ltd......................................... 20,098    6,461
  #Bradken, Ltd................................................  8,097   41,447
  #Breville Group, Ltd.........................................  3,008   18,674
   Brickworks, Ltd.............................................  2,046   23,627
  *Buru Energy, Ltd............................................  3,348    9,628
  #Cabcharge Australia, Ltd....................................  9,538   58,519
   Cardno, Ltd.................................................  5,121   42,692
  *Carnarvon Petroleum, Ltd....................................  6,703      562
  #carsales.com, Ltd...........................................  3,573   27,651
 #*Ceramic Fuel Cells, Ltd..................................... 91,856    7,525
  *Citigold Corp., Ltd......................................... 58,895    3,428
  #Clough, Ltd................................................. 17,664   14,287
  *Coal of Africa, Ltd......................................... 22,474    4,995
 #*Coalspur Mines, Ltd......................................... 21,206   20,638
  *Cockatoo Coal, Ltd.......................................... 39,936    6,819
   Consolidated Media Holdings, Ltd............................ 15,282   54,379
  #CSG, Ltd.................................................... 14,081    7,081
  #CSR, Ltd.................................................... 21,078   38,267
 #*Cudeco, Ltd.................................................  4,262   20,661
  #David Jones, Ltd............................................ 24,451   67,673
   Decmil Group, Ltd...........................................  5,930   15,917
  *Deep Yellow, Ltd............................................ 47,823    3,766

                                     1341

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
AUSTRALIA -- (Continued)
 #*Discovery Metals, Ltd......................................  38,473 $ 68,913
   Domino's Pizza Enterprises, Ltd............................     611    5,981
  *Downer EDI, Ltd............................................  22,129   82,373
  *Drillsearch Energy, Ltd....................................  20,116   31,577
   DUET Group.................................................   2,089    4,527
  #DuluxGroup, Ltd............................................   9,552   35,061
 #*Elders, Ltd................................................  15,828    2,709
   Emeco Holdings, Ltd........................................  37,864   27,268
  *Energy World Corp., Ltd....................................  50,545   19,086
   Envestra, Ltd..............................................  82,478   77,408
 #*Evolution Mining, Ltd......................................   6,984   14,515
  #Fairfax Media, Ltd.........................................  36,624   14,994
  #FKP Property Group, Ltd....................................  95,078   21,781
  #Fleetwood Corp., Ltd.......................................   6,315   67,466
   FlexiGroup, Ltd............................................   6,860   28,201
  #Flight Centre, Ltd.........................................   3,898  107,545
  *Flinders Mines, Ltd........................................ 135,740   12,097
 #*Galaxy Resources, Ltd......................................  21,890   11,432
 #*Gindalbie Metals, Ltd......................................  24,151    8,621
  *Goodman Fielder, Ltd....................................... 127,846   77,447
   GrainCorp, Ltd. Class A....................................  11,240  142,739
 #*Gryphon Minerals, Ltd......................................  11,474    9,284
  #GUD Holdings, Ltd..........................................   3,447   30,004
 #*Gunns, Ltd.................................................  32,848       --
   GWA Group, Ltd.............................................  14,186   25,694
  #Hills Holdings, Ltd........................................  26,079   20,575
  *Horizon Oil, Ltd...........................................  65,914   26,590
   iiNet, Ltd.................................................   9,099   39,266
   Imdex, Ltd.................................................  13,781   19,107
  #Independence Group NL......................................  15,853   65,506
  #Industrea, Ltd.............................................   5,224    6,832
 #*Infigen Energy, Ltd........................................  14,000    3,481
  *Integra Mining, Ltd........................................  54,831   30,895
  *Intrepid Mines, Ltd........................................   7,169    2,530
   Invocare, Ltd..............................................   6,435   58,801
   IOOF Holdings, Ltd.........................................  13,685   89,546
  #Iress, Ltd.................................................   6,392   50,774
  *Iron Ore Holdings, Ltd.....................................   7,983    6,785
  *Ivanhoe Australia, Ltd.....................................   3,622    3,287
  #JB Hi-Fi, Ltd..............................................   7,902   84,001
  *Kagara, Ltd................................................  27,762    3,458
  *Karoon Gas Australia, Ltd..................................   5,930   34,218
   Kingsgate Consolidated, Ltd................................   8,435   48,380
  *Linc Energy, Ltd...........................................  12,969    7,380
 #*Lynas Corp., Ltd...........................................  10,000    7,545
  #M2 Telecommunications Group, Ltd...........................   6,305   25,021
   Macmahon Holdings, Ltd.....................................  42,067   13,914
 #*Macquarie Atlas Roads Group NL.............................   8,442   13,537
   McMillan Shakespeare, Ltd..................................   6,700   89,666
   Medusa Mining, Ltd.........................................   5,936   37,811
   Mermaid Marine Australia, Ltd..............................   9,019   30,312
   Miclyn Express Offshore, Ltd...............................   1,826    4,205
  #Mincor Resources NL........................................  14,047   17,408
  *Mineral Deposits, Ltd......................................   3,059   15,490
   Mineral Resources, Ltd.....................................   3,173   28,517
 #*Mirabela Nickel, Ltd.......................................   6,589    3,067
  *Molopo Energy, Ltd.........................................  15,907    9,070
  #Monadelphous Group, Ltd....................................   3,946   86,278
  #Mortgage Choice, Ltd.......................................  10,500   18,860
   Mount Gibson Iron, Ltd.....................................  38,346   27,977
  #Myer Holdings, Ltd.........................................  22,072   44,738

                                     1342

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
AUSTRALIA -- (Continued)
   Navitas, Ltd................................................ 19,169 $ 81,886
   NIB Holdings, Ltd........................................... 27,676   52,048
 #*Northern Iron, Ltd..........................................  4,971    3,120
  *Northern Star Resources, Ltd................................ 11,635   15,511
   Nufarm, Ltd.................................................  9,844   58,685
   Oakton, Ltd.................................................  7,474    9,691
  *Orocobre, Ltd...............................................  7,127   13,729
   Pacific Brands, Ltd......................................... 43,040   27,683
 #*Paladin Energy, Ltd......................................... 45,144   52,951
   PanAust, Ltd................................................ 32,804  113,089
   Panoramic Resources, Ltd....................................  7,300    4,718
  *PaperlinX, Ltd.............................................. 26,157    1,411
 #*Peet, Ltd...................................................  6,045    5,835
  *Perilya, Ltd................................................ 31,484   10,103
   Perpetual Trustees Australia, Ltd...........................  2,899   83,878
 #*Perseus Mining, Ltd......................................... 24,847   66,691
  *Pharmaxis, Ltd.............................................. 18,394   24,652
 #*Platinum Australia, Ltd..................................... 23,193    1,613
   PMP, Ltd.................................................... 17,571    3,642
   Premier Investments, Ltd....................................  3,174   20,294
   Primary Health Care, Ltd.................................... 19,224   77,541
   Prime Media Group, Ltd......................................  5,377    4,404
   Programmed Maintenance Service, Ltd.........................  1,045    2,241
  *Ramelius Resources, Ltd..................................... 16,758    7,676
  #RCR Tomlinson, Ltd.......................................... 10,693   20,351
   REA Group, Ltd..............................................  1,460   26,132
  *Regis Resources, Ltd........................................    509    2,838
  #Reject Shop, Ltd. (The).....................................  1,278   18,827
  *Resolute Mining, Ltd........................................ 26,394   52,683
 #*Rex Minerals, Ltd...........................................  7,834    6,488
   Ridley Corp., Ltd........................................... 33,330   39,807
  *Roc Oil Co., Ltd............................................ 19,451    8,658
   SAI Global, Ltd............................................. 10,719   45,114
  #Salmat, Ltd.................................................  3,642    9,751
  *Samson Oil & Gas, Ltd....................................... 76,724    2,725
  *Sandfire Resources NL.......................................  2,891   25,243
  *Saracen Mineral Holdings, Ltd............................... 27,646   14,430
   Seek, Ltd...................................................    624    4,321
   Select Harvests, Ltd........................................  3,697    4,486
  *Senex Energy, Ltd........................................... 34,969   26,820
   Servcorp, Ltd...............................................  1,569    5,083
   Service Stream, Ltd......................................... 21,994    8,784
   Sigma Pharmaceuticals, Ltd.................................. 73,664   51,537
  *Silex System, Ltd...........................................  7,987   28,817
 #*Silver Lake Resources, Ltd.................................. 17,110   62,710
  *Sirtex Medical, Ltd.........................................  2,800   31,951
  #Skilled Group, Ltd.......................................... 14,670   40,446
   SMS Management & Technology, Ltd............................  6,207   32,055
   Southern Cross Media Group, Ltd............................. 67,418   72,692
   Spark Infrastructure Group, Ltd.............................    952    1,669
 #*Specialty Fashion Group, Ltd................................ 19,600   12,207
 #*St. Barbara, Ltd............................................ 26,761   52,857
 #*Starpharma Holdings, Ltd....................................  8,008   13,504
 #*Straits Resources, Ltd...................................... 11,702    1,175
  #STW Communications Group, Ltd............................... 15,518   16,256
  *Sunland Group, Ltd.......................................... 14,139   15,209
   Super Retail Group, Ltd..................................... 11,908  111,245
 #*Tap Oil, Ltd................................................ 20,587   15,046
   Tassal Group, Ltd...........................................  7,976   11,986
   Technology One, Ltd......................................... 23,020   33,287
  #Ten Network Holdings, Ltd................................... 59,855   17,403

                                     1343

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
AUSTRALIA -- (Continued)
  *Tiger Resources, Ltd.....................................  13,405 $    4,298
  *Tox Free Solutions, Ltd..................................   1,521      4,463
  #TPG Telecom, Ltd.........................................  25,871     64,033
   Transfield Services, Ltd.................................  28,963     47,705
  *Transpacific Industries Group, Ltd.......................  46,936     37,178
   Troy Resources, Ltd......................................   2,843     13,070
   Trust Co., Ltd. (The)....................................     659      3,183
  *Unity Mining, Ltd........................................  12,000      1,697
  #UXC, Ltd.................................................  17,099     15,591
   Village Roadshow, Ltd....................................  10,695     41,515
  *Virgin Australia Holdings, Ltd. (B43DQC7)................ 110,192     55,955
  *Virgin Australia Holdings, Ltd. (B7L5734)................ 110,192        572
   Watpac, Ltd..............................................   6,412      3,990
  #Western Areas NL.........................................   7,047     31,982
 #*White Energy Co., Ltd....................................   9,723      3,524
   WHK Group, Ltd...........................................   9,562     10,472
   Wide Bay Australia, Ltd..................................     777      5,326
  #Wotif.com Holdings, Ltd..................................   5,438     26,186
                                                                     ----------
TOTAL AUSTRALIA.............................................          5,596,513
                                                                     ----------
AUSTRIA -- (0.9%)
   Agrana Beteiligungs AG...................................     319     38,422
  *AMAG Austria Metall AG...................................     964     26,713
   Atrium European Real Estate, Ltd.........................  11,257     63,836
   BWT AG...................................................     472      9,760
   EVN AG...................................................   2,083     29,465
   Flughafen Wien AG........................................     669     30,337
 #*Intercell AG.............................................   2,073      5,103
   Kapsch TrafficCom AG.....................................     127      7,415
  #Lenzing AG...............................................     468     41,659
   Mayr-Melnhof Karton AG...................................     840     83,032
   Oberbank AG..............................................   1,045     64,737
  #Oesterreichischen Post AG................................   1,448     55,802
   Palfinger AG.............................................     904     18,175
   RHI AG...................................................   2,079     58,832
   S IMMO AG................................................   2,718     17,354
   Schoeller-Bleckmann Oilfield Equipment AG................     838     80,853
   Semperit Holding AG......................................     778     32,789
   Strabag SE...............................................   1,012     25,442
 #*Uniqa Versicherungen AG..................................   5,403     62,444
  #Wienerberger AG..........................................   7,298     52,352
   Zumtobel AG..............................................   2,862     30,616
                                                                     ----------
TOTAL AUSTRIA...............................................            835,138
                                                                     ----------
BELGIUM -- (1.2%)
   Ackermans & van Haaren NV................................   2,145    174,642
  *Agfa-Gevaert NV..........................................  15,370     25,115
   Arseus NV................................................   1,959     36,670
   Banque Nationale de Belgique.............................      20     63,722
   Barco NV.................................................   1,156     79,522
  #Bekaert NV...............................................   1,796     49,042
   Compagnie d'Entreprises SA...............................     616     30,308
   Compagnie Immobiliere de Belgique SA.....................     200      6,809
   Compagnie Maritime Belge SA..............................   1,500     26,835
  *Deceuninck NV............................................   6,500     10,801
   D'ieteren SA NV..........................................   2,276    109,854
   Econocom Group...........................................   7,084     49,159
   Elia System Operator SA..................................   1,752     71,573
  *Euronav SA...............................................   1,500      8,283
   EVS Broadcast Equipment SA...............................     753     43,712
   Exmar NV.................................................   1,500     11,190

                                     1344

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
BELGIUM -- (Continued)
  *Galapagos NV..............................................    981 $   19,950
  *Ion Beam Applications SA..................................    675      5,683
   Kinepolis Group NV........................................    400     39,912
   Melexis NV................................................  1,058     16,725
   Mobistar SA...............................................    316      8,356
   Nyrstar NV................................................  6,040     35,127
   Recticel SA...............................................  1,421      9,424
   Roularta Media Group NV...................................    455      6,875
   Sipef NV..................................................    540     41,164
   Tessenderlo Chemie NV.....................................  2,881     83,598
 #*ThromboGenics NV..........................................  1,936     92,963
   Van de Velde NV...........................................    393     18,130
                                                                     ----------
TOTAL BELGIUM................................................         1,175,144
                                                                     ----------
CANADA -- (9.4%)
 #*5N Plus, Inc..............................................  2,300      5,066
   Aastra Technologies, Ltd..................................    800     13,136
  *Absolute Software Corp....................................  2,400      9,612
  *Advantage Oil & Gas, Ltd.................................. 10,879     39,213
   Aecon Group, Inc..........................................  3,291     37,927
  #AG Growth International, Inc..............................  1,006     32,242
   AGF Management, Ltd. Class B..............................  5,044     50,352
   Aimia, Inc................................................ 12,000    179,745
   Akita Drilling, Ltd. Class A..............................  1,200     13,277
  *Alacer Gold Corp.......................................... 10,187     55,895
   Alamos Gold, Inc..........................................  3,407     66,690
  *Alaris Royalty Corp.......................................    900     20,275
  *Alexco Resource Corp......................................  2,700     10,408
   Algonquin Power & Utilities Corp..........................  6,849     47,386
  #Alliance Grain Traders, Inc...............................    462      6,384
  *Altius Minerals Corp......................................  1,000     10,373
 #*Anderson Energy, Ltd......................................  5,100      1,660
  *Angle Energy, Inc.........................................  2,700     10,138
  *Antrim Energy, Inc........................................  6,500      5,402
 #*Argonaut Gold, Inc........................................  7,300     77,696
  #Astral Media, Inc. Class A................................  4,500    184,190
  *Atrium Innovations, Inc...................................    831      8,562
  *ATS Automation Tooling System, Inc........................  5,060     47,117
 #*Aura Minerals, Inc........................................  5,100      1,532
 #*AuRico Gold, Inc.......................................... 14,082    117,591
  *Aurizon Mines, Ltd........................................ 12,400     56,739
  *AXIA NetMedia Corp........................................  4,000      4,966
 #*B2Gold Corp............................................... 13,000     53,757
   Badger Daylighting, Ltd...................................    200      5,833
 #*Ballard Power Systems, Inc................................  3,700      2,667
 #*Bankers Petroleum, Ltd.................................... 14,456     41,106
  *Bellatrix Exploration, Ltd................................  7,100     29,573
 #*Birchcliff Energy, Ltd....................................  4,800     39,361
  #Bird Construction, Inc....................................  2,238     32,671
  #Black Diamond Group, Ltd..................................  1,800     38,893
 #*BlackPearl Resources, Inc................................. 20,370     69,549
   BMTC Group, Inc. Class A..................................    850     12,077
 #*BNK Petroleum, Inc........................................  3,400      2,213
  #Bonterra Energy Corp......................................    562     25,209
  *Boralex, Inc. Class A.....................................  2,200     21,257
 #*Brigus Gold Corp.......................................... 11,639     11,304
  *Brookfield Residential Properties, Inc....................  3,970     68,648
 #*Burcon NutraScience Corp..................................    600      2,553
  *C&C Energia, Ltd..........................................    800      4,662
   Calfrac Well Services, Ltd................................  1,700     38,996
  *Calvalley Petroleums, Inc. Class A........................  3,100      6,829

                                     1345

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
   Canaccord Financial, Inc. (B01R1T5).........................  3,489 $ 17,432
   Canaccord Financial, Inc. (B0BV8K7).........................    362    1,722
 #*Canacol Energy, Ltd......................................... 17,500    6,220
   Canada Bread Co., Ltd.......................................    800   40,186
   Canadian Energy Services & Technology Corp..................  2,111   21,644
  #Canadian Western Bank.......................................  2,800   82,872
  *Canam Group, Inc. Class A...................................  2,100   11,775
  *CanElson Drilling, Inc......................................  2,137   10,163
  *Canfor Corp.................................................  7,200  102,656
  #Canfor Pulp Products, Inc...................................  1,443   13,075
  *Cangene Corp................................................  2,500    4,130
  #Canyon Services Group, Inc..................................  1,400   14,971
   Capital Power Corp..........................................  4,145   88,856
   Capstone Infrastructure Corp................................  1,494    6,163
  *Capstone Mining Corp........................................ 13,215   32,682
   Cascades, Inc...............................................  3,900   19,056
  #Cash Store Financial Services, Inc. (The)...................    605    2,920
   Cathedral Energy Services, Ltd..............................    511    3,070
   CCL Industries, Inc. Class B................................  1,500   55,539
  *Celestica, Inc.............................................. 16,300  118,323
  *Celtic Exploration, Ltd.....................................  3,000   78,338
  *Cequence Energy, Ltd........................................  2,168    4,016
 #*China Gold International Resources Corp., Ltd...............  9,700   41,277
  *Chinook Energy, Inc.........................................  1,124    2,082
   Churchill Corp. Class A (The)...............................  1,045    8,789
  #Cineplex, Inc...............................................  2,952   91,627
  #CML HealthCare, Inc.........................................  4,873   41,326
   Cogeco Cable, Inc...........................................  1,000   38,208
   Cogeco, Inc.................................................    400   13,413
  *Colossus Minerals, Inc......................................  2,400   13,625
  *COM DEV International, Ltd..................................  4,500   13,742
   Computer Modelling Group, Ltd...............................  1,881   37,196
 #*Connacher Oil & Gas, Ltd.................................... 18,200    8,200
   Constellation Software, Inc.................................    296   33,952
   Contrans Group, Inc. Class A................................    222    2,085
 #*Copper Mountain Mining Corp.................................  2,900   11,731
   Corby Distilleries, Ltd. Class A............................    900   15,734
 #*Corridor Resources, Inc.....................................  2,900    2,149
   Corus Entertainment, Inc. Class B...........................  5,600  126,774
  *Cott Corp...................................................  5,400   41,254
 #*Crew Energy, Inc............................................  4,552   35,049
  #Davis & Henderson Corp......................................  3,066   64,344
  *DeeThree Exploration, Ltd...................................  5,400   37,415
  *Delphi Energy Corp..........................................  7,188    9,716
 #*Denison Mines Corp.......................................... 14,944   19,302
  *Descartes Systems Group, Inc. (The).........................  5,100   44,426
   Dorel Industries, Inc. Class B..............................  1,600   57,207
 #*DragonWave, Inc.............................................  1,751    4,330
  *Duluth Metals, Ltd..........................................  6,500   14,643
 #*Dundee Precious Metals, Inc.................................  4,755   43,753
 #*Eastern Platinum, Ltd....................................... 39,900    6,592
  *Eco Oro Minerals Corp.......................................  2,300    2,810
   E-L Financial Corp., Ltd....................................    104   41,607
  #Enbridge Income Fund Holdings, Inc..........................  2,795   65,065
  *Endeavour Mining Corp.......................................  3,313    7,629
  *Endeavour Silver Corp.......................................  4,916   44,644
   Enerflex, Ltd...............................................  3,109   35,892
 #*Energy Fuels, Inc........................................... 16,528    2,813
   Ensign Energy Services, Inc.................................    514    7,684
   Equitable Group, Inc........................................    400   11,855
  *Essential Energy Services, Ltd..............................  2,593    5,504

                                     1346

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
 #*Etrion Corp.................................................    482 $    169
   Evertz Technologies, Ltd....................................  3,700   53,680
  *Excellon Resources, Inc.....................................  9,550    4,112
   Exchange Income Corp........................................    743   19,565
  *Extendicare, Inc............................................  3,000   24,541
  *Fairborne Energy, Ltd.......................................  5,400    8,597
 #*First Majestic Silver Corp..................................  7,600  175,704
   First National Financial Corp...............................    800   13,577
  *FirstService Corp...........................................  1,537   44,182
 #*Forsys Metals Corp..........................................  2,500    1,802
  *Fortress Paper, Ltd. Class A................................    500    6,523
  *Fortuna Silver Mines, Inc...................................  8,500   47,149
  *Garda World Security Corp. Class A..........................    906   10,858
   Genivar, Inc................................................  2,117   46,230
   Genworth MI Canada, Inc.....................................  2,300   47,117
   Glacier Media, Inc..........................................  1,800    3,334
   Gluskin Sheff & Associates, Inc.............................  1,000   14,368
  *GLV, Inc. Class A...........................................    781    1,752
   GMP Capital, Inc............................................  2,541   13,382
 #*Golden Star Resources, Ltd.................................. 13,100   26,364
  *Gran Tierra Energy, Inc..................................... 14,587   73,464
   Granite Real Estate, Inc....................................  2,230   81,765
  *Great Basin Gold, Ltd....................................... 17,800    1,426
  *Great Canadian Gaming Corp..................................  3,200   30,758
  *Great Panther Silver, Ltd...................................  9,200   18,331
 #*Guyana Goldfields, Inc......................................  1,829    5,439
  *Harry Winston Diamond Corp..................................  3,800   54,522
  *Heroux-Devtek, Inc..........................................  2,400   31,912
  *High River Gold Mines, Ltd.................................. 10,580   14,725
   Home Capital Group, Inc.....................................  1,850   94,190
   Horizon North Logistics, Inc................................  3,300   25,244
   HudBay Minerals, Inc........................................ 12,631  117,236
 #*Imax Corp...................................................  2,881   64,961
  *Imperial Metals Corp........................................  5,000   63,930
 #*IMRIS, Inc..................................................  1,500    6,038
  #Innergex Renewable Energy, Inc..............................  3,810   41,428
  *International Forest Products, Ltd. Class A.................  3,600   23,069
  *International Minerals Corp.................................  1,000    5,657
 #*International Tower Hill Mines, Ltd.........................  1,260    3,053
   Intertape Polymer Group, Inc................................  2,002   13,911
  *Ithaca Energy, Inc..........................................  1,886    3,645
 #*Ivanhoe Energy, Inc......................................... 10,100    6,270
 #*Jaguar Mining, Inc..........................................  4,030    4,156
  #Just Energy Group, Inc......................................  8,179   83,694
  *Keegan Resources, Inc.......................................  2,901   11,444
   Killam Properties, Inc......................................  3,268   42,177
  *Kingsway Financial Services, Inc............................    600    1,994
 #*Kirkland Lake Gold, Inc.....................................  5,200   51,336
 #*Labrador Iron Mines Holdings, Ltd...........................  1,400    1,346
 #*Lake Shore Gold Corp........................................ 15,400   12,335
  *Laramide Resources, Ltd.....................................  1,600    1,458
   Laurentian Bank of Canada...................................  2,100   93,462
   Le Chateau, Inc. Class A....................................  1,200    4,686
  *Legacy Oil & Gas, Inc.......................................  7,800   55,762
   Leisureworld Senior Care Corp...............................    571    7,169
   Leon's Furniture, Ltd.......................................  2,400   27,827
   Linamar Corp................................................  3,100   68,285
   Liquor Stores N.A., Ltd.....................................    775   14,231
  *Long Run Exploration, Ltd...................................  5,150   21,142
   MacDonald Dettweiler & Associates, Ltd......................  1,243   69,695
 #*MAG Silver Corp.............................................  2,486   31,661

                                     1347

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
CANADA -- (Continued)
   Major Drilling Group International, Inc.....................  3,600 $ 37,235
   Manitoba Telecom Services, Inc..............................     45    1,511
   Maple Leaf Foods, Inc.......................................  7,600   84,466
  *Martinrea International, Inc................................  3,833   27,555
  *Maxim Power Corp............................................  1,300    2,252
  #Medical Facilities Corp.....................................  1,600   22,748
  *Mega Uranium, Ltd...........................................  2,800      421
  *Mercator Minerals, Ltd......................................  8,400    4,163
 #*Mood Media Corp.............................................  7,900   18,509
   Morneau Shepell, Inc........................................  3,901   50,191
   Mullen Group, Ltd...........................................  3,498   72,534
 #*Nautilus Minerals, Inc......................................  5,100    3,574
   Newalta Corp................................................  1,795   25,251
  *Niko Resources, Ltd.........................................  1,800   22,925
  *Norbord, Inc................................................  1,690   35,128
   Nordion, Inc................................................  8,500   55,319
 #*North American Energy Partners, Inc.........................  1,500    4,461
 #*North American Palladium, Ltd...............................  5,795    8,877
  #North West Co., Inc. (The)..................................  2,674   62,650
  *Northern Dynasty Minerals, Ltd..............................  2,375    8,442
  #Northland Power, Inc........................................  3,254   63,076
  *NovaCopper, Inc.............................................    675    1,494
 #*NovaGold Resources, Inc.....................................  4,050   19,667
  *Nuvista Energy, Ltd.........................................  4,124   21,554
  *OceanaGold Corp............................................. 11,371   39,848
  *Oncolytics Biotech, Inc.....................................  4,000    8,290
  *Pace Oil & Gas, Ltd.........................................    525    1,477
  *Paladin Labs, Inc...........................................    787   33,584
  *Parex Resources, Inc........................................  2,617   11,765
  #Parkland Fuel Corp..........................................  3,959   67,546
   Pason Systems, Inc..........................................  3,100   50,500
 #*Perpetual Energy, Inc.......................................  4,555    6,659
  *Petrobank Energy & Resources, Ltd...........................  6,259   85,981
  #Petrominerales, Ltd.........................................  2,026   16,249
  #Peyto Exploration & Development Corp........................    230    5,624
   PHX Energy Services Corp....................................    700    5,957
 #*Pilot Gold, Inc.............................................  2,374    3,732
 #*PolyMet Mining Corp.........................................  7,263    7,927
  #Poseidon Concepts Corp......................................  2,814   41,615
  #Premium Brands Holdings Corp................................  1,330   24,210
  *Primero Mining Corp.........................................  4,117   30,545
  *QLT, Inc....................................................  5,800   43,612
   Quebecor, Inc. Class B......................................  3,900  136,046
  *Queenston Mining, Inc.......................................  2,500   10,213
 #*Questerre Energy Corp. Class A..............................  6,950    5,149
  *Ram Power Corp..............................................  2,670      775
   Reitmans Canada, Ltd. Class A...............................  4,500   55,960
 #*Resverlogix Corp............................................  1,300    2,720
   Richelieu Hardware, Ltd.....................................  1,000   34,773
  #Ritchie Brothers Auctioneers, Inc...........................  6,300  139,720
   Rogers Sugar, Inc...........................................  5,100   32,017
   RONA, Inc................................................... 10,785  110,793
  *Rubicon Minerals Corp.......................................  8,300   29,419
   Russel Metals, Inc..........................................  4,900  136,881
  *Sabina Gold & Silver Corp...................................  5,619   16,315
 #*San Gold Corp............................................... 10,700   10,499
  *Sandvine Corp...............................................  5,900    7,030
  #Savanna Energy Services Corp................................  5,882   40,931
 #*Scorpio Mining Corp.........................................  6,390    6,718
  *Seabridge Gold, Inc.........................................    630   10,799
  *Secure Energy Services, Inc.................................  3,394   32,453

                                     1348

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
CANADA -- (Continued)
  #SEMAFO, Inc............................................... 18,100 $   72,491
   Sherritt International Corp............................... 20,937     90,561
  *Shore Gold, Inc........................................... 15,000      3,379
  *Sierra Wireless, Inc......................................  1,200      9,612
  *Silver Standard Resources, Inc............................  4,900     74,426
  *Southern Pacific Resource Corp............................ 28,100     37,982
 #*SouthGobi Resources, Ltd..................................  9,305     18,913
  *Sprott Resource Corp......................................  1,925      7,498
   Sprott Resource Lending Corp..............................  6,900      9,810
   Sprott, Inc...............................................  1,938      8,577
  *St. Andrew Goldfields, Ltd................................ 13,300      6,059
   Stantec, Inc..............................................  3,000    103,329
   Stella-Jones, Inc.........................................    700     42,697
   Student Transportation, Inc...............................  3,797     24,407
 #*Sulliden Gold Corp., Ltd.................................. 10,800      9,948
  *SunOpta, Inc..............................................  3,300     19,792
  #Superior Plus Corp........................................  4,400     42,998
  *Surge Energy, Inc.........................................  5,000     33,792
  *TAG Oil, Ltd..............................................  4,231     29,654
 #*Tanzanian Royalty Exploration Corp........................  3,400     17,191
  *Taseko Mines, Ltd......................................... 16,000     43,735
  *Tembec, Inc...............................................  1,115      2,523
  *Teranga Gold Corp.........................................  1,000      2,143
 #*Theratechnologies, Inc....................................  1,400        435
 #*Thompson Creek Metals Co., Inc............................ 11,733     30,779
 #*Timminco, Ltd.............................................  6,400          8
  *Timmins Gold Corp.........................................  6,306     19,447
  *TMX Group, Ltd............................................     17        869
   Toromont Industries, Ltd..................................  3,709     72,787
   Torstar Corp. Class B.....................................  3,700     29,822
   Total Energy Services, Inc................................  1,737     26,348
   Transcontinental, Inc. Class A............................  3,700     38,158
   TransForce, Inc...........................................  3,151     57,515
  *TransGlobe Energy Corp....................................  6,000     64,641
  #Trican Well Service, Ltd..................................  6,824     81,444
  #Trinidad Drilling, Ltd.................................... 10,700     70,923
  *TVA Group, Inc. Class B...................................  1,200      8,471
   Twin Butte Energy, Ltd.................................... 15,808     47,009
  *UEX Corp..................................................  6,400      3,524
   Uni-Select, Inc...........................................    800     18,367
  *Valener, Inc..............................................    700     11,158
   Vero Energy, Inc..........................................  3,031      8,133
  *Virginia Mines, Inc.......................................  1,215     13,053
  *Vitran Corp., Inc.........................................  1,100      5,749
  #Wajax Corp................................................    911     40,773
   WaterFurnace Renewable Energy, Inc........................    300      4,971
  *Wesdome Gold Mines, Ltd...................................  3,085      2,904
   West Fraser Timber Co., Ltd...............................  2,500    151,414
  *Western Energy Services Corp..............................  1,900     13,602
 #*Westport Innovations, Inc.................................  2,900     81,011
  *Whitecap Resources, Inc...................................  7,919     63,038
   Wi-Lan, Inc............................................... 10,900     58,061
   Winpak, Ltd...............................................  2,400     37,727
  *Xtreme Drilling & Coil Services Corp......................  1,900      2,663
 #*YM Biosciences, Inc....................................... 12,926     20,837
   Zargon Oil & Gas, Ltd.....................................  1,612     13,832
                                                                     ----------
TOTAL CANADA.................................................         9,179,150
                                                                     ----------
CHINA -- (0.0%)
 #*China Public Procurement, Ltd............................. 72,000         --

                                     1349

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
CHINA -- (Continued)
  *Hanfeng Evergreen, Inc....................................  2,400 $    3,977
                                                                     ----------
TOTAL CHINA..................................................             3,977
                                                                     ----------
DENMARK -- (1.1%)
   Alk-Abello A.S............................................    288     19,164
  *Alm. Brand A.S............................................  7,780     19,382
  *Amagerbanken A.S..........................................  6,200         --
   Ambu A.S. Series B........................................    212      5,649
  *Auriga Industries A.S. Series B...........................    950     14,114
  *Bang & Olufsen Holdings A.S...............................  2,970     36,659
 #*Bavarian Nordic A.S.......................................    600      5,471
   D/S Norden A.S............................................  1,594     42,040
   DFDS A.S..................................................    512     24,823
   East Asiatic Co., Ltd. A.S................................  1,200     23,174
 #*Genmab A.S................................................  2,656     36,982
   GN Store Nord A.S.........................................  9,778    153,245
   IC Companys A.S...........................................    310      5,431
  *Jyske Bank A.S............................................  2,805     85,386
  #NKT Holding A.S...........................................  1,466     49,139
   Nordjyske Bank A.S........................................    422      6,023
 #*Pandora A.S...............................................  2,410     38,266
  *Parken Sport & Entertainment A.S..........................    400      4,686
   Per Aarsleff A.S. Series B................................    150     10,424
   Ringkjoebing Landbobank A.S...............................    256     35,436
   Rockwool International A.S. Series B......................    339     31,910
   Royal Unibrew A.S.........................................    746     59,382
   Schouw & Co. A.S..........................................  1,700     38,853
   SimCorp A.S...............................................    268     58,483
   Solar Holdings A.S. Series B..............................    268     16,608
  *Spar Nord Bank A.S........................................  3,300     14,542
  *Sydbank A.S...............................................  4,022     73,675
 #*TK Development A.S........................................  2,549      6,204
  *Topdanmark A.S............................................    431     87,407
  *United International Enterprises A.S......................    102     17,400
 #*Vestas Wind Systems A.S...................................  8,138     47,050
  *Vestjysk Bank A.S.........................................    725      1,804
                                                                     ----------
TOTAL DENMARK................................................         1,068,812
                                                                     ----------
FINLAND -- (2.3%)
   Ahlstrom Oyj..............................................    789     13,127
   Alma Media Oyj............................................  4,469     27,588
   Amer Sports Oyj...........................................  9,945    140,922
   Aspo Oyj..................................................  2,685     20,477
  #Cargotec Oyj Series B.....................................  1,113     24,548
   Citycon Oyj............................................... 12,382     40,557
   Cramo Oyj.................................................  1,300     13,223
  *Elcoteq SE................................................    500         --
  *Elektrobit Corp. Oyj......................................  7,600      6,940
   Elisa Oyj.................................................  1,878     40,300
  *Finnair Oyj...............................................  3,800     10,833
  *Finnlines Oyj.............................................  2,099     21,454
  #Fiskars Oyj Abp...........................................  3,740     77,177
   F-Secure Oyj..............................................  5,200     10,940
  *Glaston Oyj Abp...........................................  1,224        427
   HKScan Oyj Series A.......................................  1,550      6,781
   Huhtamaki Oyj.............................................  9,505    160,708
   KCI Konecranes Oyj........................................  3,400    108,114
  #Kemira Oyj................................................  9,436    125,534
   Kesko Oyj Series B........................................  2,373     74,204
   Lassila & Tikanoja Oyj....................................  2,281     34,980
   Lemminkainen Oyj..........................................    500     10,226

                                     1350

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
FINLAND -- (Continued)
 #*Mesta Board Oyj........................................... 19,786 $   59,394
  #Neste Oil Oyj.............................................  4,230     52,971
   Olvi Oyj Series A.........................................  1,278     33,211
   Oriola-KD Oyj Series B....................................  3,288      8,908
   Orion Oyj Series A........................................  3,616     89,618
   Orion Oyj Series B........................................  5,451    134,876
 #*Outokumpu Oyj............................................. 76,320     64,856
   Outotec Oyj...............................................    956     46,712
   PKC Group Oyj.............................................  1,500     27,242
   Pohjola Bank P.L.C. Series A..............................  8,736    119,171
   Ponsse Oyj................................................  1,180      9,396
   Poyry Oyj.................................................  3,314     13,759
   Raisio P.L.C. Series V....................................  5,928     23,427
   Ramirent Oyj..............................................  4,968     37,179
   Rapala VMC Oyj............................................  1,900     12,218
  #Rautaruukki Oyj Series K..................................  8,019     50,852
  *Ruukki Group Oyj.......................................... 13,258      8,300
  #Sanoma Oyj................................................  5,315     51,683
   Stockmann Oyj Abp Series A................................  1,299     25,359
  #Stockmann Oyj Abp Series B................................  2,495     46,933
   Technopolis Oyj...........................................  1,190      5,413
  #Tieto Oyj.................................................  5,481    105,199
  #Tikkurila Oyj.............................................  1,149     21,773
  #Uponor Oyj Series A.......................................  4,079     46,021
   Vacon Oyj.................................................    695     35,661
   Vaisala Oyj Series A......................................    700     14,526
   Yit Oyj...................................................  5,529    109,026
                                                                     ----------
TOTAL FINLAND................................................         2,222,744
                                                                     ----------
FRANCE -- (3.1%)
 #*Air France-KLM............................................ 11,593     96,916
   Ales Groupe SA............................................    960     17,311
   Alten SA..................................................  2,004     63,065
  *Altran Technologies SA....................................  8,718     58,726
   April SA..................................................  1,417     25,064
  *Artprice.com SA...........................................    192      7,937
   Assystem..................................................    808     14,994
  *Atari SA..................................................     88        109
   Axway Software SA.........................................    500      7,825
   Beneteau SA...............................................  2,000     19,987
   Boiron SA.................................................    712     22,793
   Bonduelle SCA.............................................    272     25,025
   Bongrain SA...............................................    669     39,966
   Bourbon SA................................................  3,536     95,468
  *Bull SA...................................................  1,837      5,365
   Cegid Group...............................................    250      4,824
   CFAO SA...................................................    328     15,834
   Ciments Francais SA.......................................    198     12,041
  *Club Mediterranee SA......................................  2,223     35,337
   Derichebourg SA...........................................  4,536     12,830
   Eiffage SA................................................  1,353     46,558
   Electricite de Strasbourg SA..............................    132     16,180
   Esso SA Francaise.........................................    197     14,099
   Establissements Maurel et Prom SA.........................  6,624     92,325
   Euler Hermes SA...........................................    730     50,374
   Eurofins Scientific SA....................................    248     38,390
   Faiveley Transport SA.....................................    472     26,327
   Faurecia SA...............................................  3,612     54,384
   Fimalac SA................................................    506     22,570
  *GameLoft SA...............................................  4,962     34,020
   Gaumont SA................................................    129      6,603

                                     1351

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
FRANCE -- (Continued)
   GFI Informatique SA.......................................  1,729 $    6,299
   GL Events SA..............................................    619     13,643
   Groupe Crit SA............................................    450      7,211
   Groupe Steria SCA.........................................  1,768     28,578
   Guerbet SA................................................    122     13,317
  *Haulotte Group SA.........................................  1,014      6,275
   Havas SA.................................................. 23,582    119,347
   Ingenico SA...............................................  3,158    167,210
   Ipsen SA..................................................    958     24,748
   Ipsos SA..................................................  1,798     63,209
   Laurent-Perrier SA........................................    195     16,633
   Lisi SA...................................................    500     33,186
   M6 Metropole Television SA................................  2,989     41,698
  #Manitou BF SA.............................................  1,600     24,855
   Manutan International SA..................................    508     20,429
  *Maurel & Prom Nigeria SA..................................  6,624     16,663
   Medica SA.................................................  3,269     58,451
   Mersen SA.................................................  1,018     25,766
  *Naturex SA................................................    340     23,797
  #Neopost SA................................................  3,793    207,950
  #Nexans SA.................................................  2,122     90,358
   Nexity SA.................................................  1,589     48,993
   Norbert Dentressangle SA..................................    170     11,560
   NRJ Group SA..............................................  2,200     14,799
  #Orpea SA..................................................  1,668     68,200
 #*PagesJaunes Groupe SA.....................................    475        865
  *Parrot SA.................................................    120      4,163
   Pierre & Vacances SA......................................    387      6,532
   Plastic Omnium SA.........................................  1,116     30,855
   Rallye SA.................................................  1,707     52,086
  *Recylex SA................................................  1,500      8,059
   Rubis SCA.................................................  2,852    174,014
   SA des Ciments Vicat......................................    825     44,470
   Saft Groupe SA............................................  1,927     42,859
   Samse SA..................................................    132      8,998
   Sechilienne SA............................................  1,311     22,483
   Societe d'Edition de Canal Plus SA........................  2,031     12,194
   Societe des Bains de Mer et du Cercle des Etrangers a
     Monaco SA...............................................    210      7,770
   Societe Television Francaise 1 SA.........................  5,271     45,299
 #*Soitec SA.................................................  7,635     22,961
   Somfy SA..................................................    212     36,466
   Sopra Group SA............................................    500     23,599
  *Ste Industrielle d'Aviation Latecoere SA..................    468      5,315
   Stef SA...................................................    287     14,953
  #Synergie SA...............................................    659      6,078
  *Technicolor SA............................................  3,005      7,634
   Teleperformance SA........................................  3,235     97,958
 #*Theolia SA................................................  1,676      3,130
   Total Gabon SA............................................     21      9,411
   Toupargel Groupe SA.......................................    390      2,702
   Trigano SA................................................  1,363     14,788
  *UbiSoft Entertainment SA..................................  8,018     74,603
   Viel et Compagnie SA......................................  4,111     14,332
  #Vilmorin & Cie SA.........................................    344     40,875
   Virbac SA.................................................    328     57,137
   VM Materiaux SA...........................................    186      3,913
                                                                     ----------
TOTAL FRANCE.................................................         3,032,924
                                                                     ----------
GERMANY -- (4.1%)
  *Aareal Bank AG............................................  3,517     75,626
  *ADVA Optical Networking SE................................  1,887     10,616

                                     1352

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
GERMANY -- (Continued)
  #Aixtron SE..................................................  8,383 $109,960
   ALBA SE.....................................................    220   17,742
   Aurubis AG..................................................  3,300  208,912
   Balda AG....................................................    916    6,018
   Bauer AG....................................................    422    9,136
   BayWa AG....................................................    789   35,757
   Bechtle AG..................................................  1,649   62,229
   Bertrandt AG................................................    316   26,447
   Bijou Brigitte AG...........................................     29    2,025
   Biotest AG..................................................    393   24,196
   Carl Zeiss Meditec AG.......................................  1,674   45,946
  *Celesio AG..................................................  2,262   43,852
   Centrotec Sustainable AG....................................  1,248   22,549
   Cewe Color Holding AG.......................................    476   20,973
   Comdirect Bank AG...........................................  2,500   24,571
  *CompuGroup Medical AG.......................................    640   11,636
  *Conergy AG..................................................  7,693    3,167
  *Constantin Medien AG........................................  3,300    6,138
   CTS Eventim AG..............................................  1,412   41,924
 #*Curanum AG..................................................  2,412    5,871
  #Delticom AG.................................................    212   11,888
  #Deutsche Wohnen AG..........................................  8,829  161,696
  *Deutz AG....................................................  4,400   19,300
  *Dialog Semiconductor P.L.C..................................  2,409   47,973
   Douglas Holding AG..........................................  1,917   93,577
  #Drillisch AG................................................  3,457   42,610
   Duerr AG....................................................    837   62,788
   DVB Bank SE.................................................  2,260   70,263
   ElreingKlinger AG...........................................  2,610   72,759
  *Evotec AG...................................................  4,738   16,992
  #Freenet AG..................................................  6,289  104,097
   Fuchs Petrolub AG...........................................    192   11,966
  *GAGFAH SA...................................................  2,491   28,350
   Gerresheimer AG.............................................  1,899   94,258
   Gerry Weber International AG................................  1,926   87,580
   GFK SE......................................................  1,560   71,066
   Gildemeister AG.............................................  3,323   61,673
   Grammer AG..................................................    863   16,817
   Grenkeleasing AG............................................    327   22,071
  *GSW Immobilien AG...........................................    267   10,975
   Hamburger Hafen und Logistik AG.............................    179    4,352
 #*Heidelberger Druckmaschinen AG.............................. 12,528   18,803
   Indus Holding AG............................................  1,247   31,395
 #*IVG Immobilien AG........................................... 10,206   25,409
   Jenoptik AG.................................................  3,249   30,784
  *Kloeckner & Co. SE..........................................  3,493   31,669
  *Koenig & Bauer AG...........................................  1,126   20,489
   Kontron AG..................................................  2,224   10,454
  #Krones AG...................................................  1,381   81,471
   KSB AG......................................................     31   16,503
  *Kuka AG.....................................................  1,860   55,835
   KWS Saat AG.................................................    150   43,083
   Leoni AG....................................................  2,315   77,347
   LPKF Laser & Electronics AG.................................    984   20,143
 #*Manz AG.....................................................     20      545
   MLP AG......................................................  3,534   22,739
  *Morphosys AG................................................  1,083   36,818
   MVV Energie AG..............................................    364   10,434
   Nemetschek AG...............................................    707   31,496
 #*Nordex SE...................................................  1,260    4,409
   Pfeiffer Vacuum Technology AG...............................    841   85,980

                                     1353

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
GERMANY -- (Continued)
   PNE Wind AG...............................................  4,418 $   10,941
   QSC AG....................................................  2,060      5,620
   Rational AG...............................................    151     38,224
   Rheinmetall AG............................................  3,691    176,409
   Rhoen-Klinikum AG.........................................  8,742    170,255
  *SAF-Holland SA............................................    919      5,978
   Sartorius AG..............................................    321     26,985
  *Sedo Holding AG...........................................  1,033      2,156
  #SGL Carbon SE.............................................  2,674    106,652
 #*Singulus Technologies AG..................................    831      1,341
  #Sixt AG...................................................  1,800     33,494
 #*Sky Deutschland AG........................................ 22,676     98,835
 #*SMA Solar Technology AG...................................    463      9,945
   Software AG...............................................  1,156     46,423
  #Solarworld AG.............................................  3,956      6,841
   Stada Arzneimittel AG.....................................  5,765    174,597
   STINAG Stuttgart Invest AG................................  1,000     20,488
  *STRATEC Biomedical AG.....................................    368     15,506
  *Stroer Out-of-Home Media AG...............................    602      5,308
  #TAG Immobilien AG.........................................  3,361     38,849
   Takkt AG..................................................  1,500     19,259
  *Technotrans AG............................................    637      5,266
  *Tipp24 SE.................................................    275     13,566
  *TUI AG.................................................... 11,176    104,871
   Vossloh AG................................................    727     73,332
   VTG AG....................................................    287      4,509
   Wacker Neuson SE..........................................    819     11,163
   Wincor Nixdorf AG.........................................  1,480     65,998
   Wirecard AG...............................................  3,775     86,457
                                                                     ----------
TOTAL GERMANY................................................         3,963,416
                                                                     ----------
GREECE -- (0.6%)
  *Alpha Bank A.E............................................  9,330     21,874
  *Anek Lines S.A............................................  5,508        906
  *Astir Palace Hotels S.A...................................  2,100      9,092
  *Attica Bank S.A...........................................  5,715      4,523
  *Bank of Cyprus P.L.C...................................... 72,063     30,488
   Bank of Greece S.A........................................  1,143     19,088
  *Ellaktor S.A..............................................  9,312     18,213
  *Eurobank Ergasias SA......................................  6,049      7,049
   EYDAP Athens Water Supply & Sewage Co. S.A................  1,743      9,957
  *Folli Follie Group S.A....................................  1,910     26,090
  *Fourlis Holdings S.A......................................  2,390      6,179
  *Frigoglass S.A............................................    937      5,435
  *GEK Terna Holding Real Estate Construction S.A............  4,087      7,192
  *Geniki Bank S.A...........................................     --          1
  *Halkor S.A................................................  2,770      1,912
   Hellenic Exchanges S.A....................................  1,918      8,569
   Hellenic Petroleum S.A....................................  4,433     34,744
  *Hellenic Telecommunication Organization Co. S.A........... 10,305     45,443
  *Heracles General Cement Co. S.A...........................  2,236      6,111
  *Iaso S.A..................................................  3,087      2,816
   Intralot S.A.-Integrated Lottery Systems & Services.......  5,249     10,559
  *J&P-Avax S.A..............................................  3,100      4,699
   JUMBO S.A.................................................  3,686     24,405
  *Marfin Investment Group Holdings S.A...................... 20,116      8,961
   Metka S.A.................................................  1,850     16,832
   Motor Oil (Hellas) Corinth Refineries S.A.................  3,829     33,357
  *Mytilineos Holdings S.A...................................  4,410     20,023
  *National Bank of Greece S.A............................... 19,437     45,535
   OPAP S.A..................................................    287      1,834

                                     1354

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              Shares   Value++
                                                             --------- --------
GREECE -- (Continued)
  *Piraeus Bank S.A.........................................    21,785 $ 11,759
  *Public Power Corp. S.A...................................     4,930   28,306
   S&B Industrial Minerals S.A..............................     1,686   11,838
  *Technical Olympic S.A....................................     1,375    2,346
  *Titan Cement Co. S.A.....................................     3,511   65,419
  *TT Hellenic Postbank S.A.................................    10,394    2,263
  *Viohalco Hellenic Copper & Aluminum Industry S.A.........     9,200   39,414
                                                                       --------
TOTAL GREECE................................................            593,232
                                                                       --------
HONG KONG -- (2.1%)
   Alco Holdings, Ltd.......................................    68,000   14,286
   Allied Group, Ltd........................................    17,600   46,716
   Allied Properties (H.K.), Ltd............................   219,416   30,356
  *Apac Resources, Ltd......................................   320,000   10,918
  *Artel Solutions Group Holdings, Ltd......................   250,000    2,743
   Asia Financial Holdings, Ltd.............................    54,874   21,329
   Asia Satellite Telecommunications Holdings, Ltd..........    11,500   36,662
   Asia Standard International Group, Ltd...................    24,940    4,427
   Associated International Hotels, Ltd.....................    28,000   69,353
  #Bonjour Holdings, Ltd....................................    56,000    7,206
  *Brightoil Petroleum Holdings, Ltd........................    43,000    8,621
  *Brockman Mining, Ltd.....................................   256,330   12,695
   Cafe de Coral Holdings, Ltd..............................    12,000   35,489
   Century City International Holdings, Ltd.................    43,340    2,844
   Champion Technology Holdings, Ltd........................    87,828    1,186
   Chen Hsong Holdings, Ltd.................................    30,000    8,108
   Chevalier International Holdings, Ltd....................     4,000    5,102
  *China Daye Non-Ferrous Metals Mining, Ltd................   216,000    8,780
  *China Electronics Corp. Holdings Co., Ltd................    68,000    5,858
  *China Energy Development Holdings, Ltd...................   162,000    2,623
  *China Solar Energy Holdings, Ltd.........................   330,000    1,232
  *China Strategic Holdings, Ltd............................   245,000    5,207
   China WindPower Group, Ltd...............................   210,000    5,575
   China-Hongkong Photo Products Holdings, Ltd..............    90,000    6,482
   Chong Hing Bank, Ltd.....................................    11,000   19,962
   Chow Sang Sang Holdings International, Ltd...............    13,000   27,601
  #Citic Telecom International Holdings, Ltd................    55,000   12,604
  #City Telecom, Ltd........................................    32,239    7,271
   CK Life Sciences International Holdings, Inc.............   152,000   12,135
  *CP Lotus Corp., Ltd......................................   290,000    5,262
   Cross-Harbour Holdings, Ltd. (The).......................    30,658   24,971
   CSI Properties, Ltd......................................    89,543    3,698
  *CST Mining Group, Ltd.................................... 1,088,000   15,385
  *Culture Landmark Investment, Ltd.........................    16,000    1,259
   Dah Sing Banking Group, Ltd..............................    16,400   16,258
   Dah Sing Financial Holdings, Ltd.........................     8,650   33,186
   Dickson Concepts International, Ltd......................    14,500    7,470
  *EganaGoldpfeil Holdings, Ltd.............................    85,130       --
   Emperor International Holdings, Ltd......................   100,333   23,989
   Emperor Watch & Jewellery, Ltd...........................   130,000   12,334
  *EPI Holdings, Ltd........................................       713       19
 #*Esprit Holdings, Ltd.....................................    38,100   49,264
   EVA Precision Industrial Holdings, Ltd...................    36,000    3,747
   Far East Consortium International, Ltd...................    48,560    9,660
   Fountain SET Holdings, Ltd...............................    28,000    2,378
   Get Nice Holdings, Ltd...................................   150,000    6,267
   Giordano International, Ltd..............................    66,000   54,794
   Glorious Sun Enterprises, Ltd............................    48,000   13,237
  *Goldin Financial Holdings, Ltd...........................    60,000    7,663
  *Goldin Properties Holdings, Ltd..........................    42,000   24,309
  *Grande Holdings, Ltd.....................................    28,000    1,481

                                     1355

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                Shares  Value++
                                                                ------- -------
HONG KONG -- (Continued)
  *G-Resources Group, Ltd...................................... 915,000 $44,109
   Haitong International Securities Group, Ltd.................   8,077   2,789
   Harbour Centre Development, Ltd.............................  13,500  20,550
   HKR International, Ltd......................................  34,533  16,515
   Hong Kong & Shanghai Hotels, Ltd............................   2,000   2,638
  *Hong Kong Aircraft Engineering Co., Ltd.....................     400   5,450
   Hong Kong Ferry Holdings, Ltd...............................  12,000  11,319
   Hongkong Chinese, Ltd.......................................  90,000  14,846
   Hung Hing Printing Group, Ltd...............................  29,815   4,377
   Hutchison Telecommunications Hong Kong Holdings, Ltd........  20,000   8,269
   IT, Ltd.....................................................  54,000  21,384
   Johnson Electric Holdings, Ltd..............................  12,000   7,658
   K Wah International Holdings, Ltd...........................  89,078  40,309
  *King Stone Energy Group, Ltd................................  59,000   3,718
   Kingston Financial Group, Ltd............................... 148,000  11,422
   Kowloon Development Co., Ltd................................  19,000  21,805
  *Lai Sun Development Co., Ltd................................ 885,416  21,782
   Lee & Man Chemical Co., Ltd.................................  22,000  11,548
   Lippo China Resources, Ltd.................................. 586,000  15,079
   Liu Chong Hing Investment, Ltd..............................  18,000  18,714
   Luk Fook Holdings International, Ltd........................  23,000  57,451
   Lung Kee (Bermuda) Holdings, Ltd............................  26,000   8,043
   Magnificent Estates, Ltd.................................... 336,000  16,260
   Melco International Development, Ltd........................  62,000  59,762
  #Midland Holdings, Ltd.......................................  60,000  30,183
   Ming Fai International Holdings, Ltd........................  44,000   3,964
  *Ming Fung Jewellery Group, Ltd.............................. 100,000   4,561
   Miramar Hotel & Investment Co., Ltd.........................  20,000  25,147
  *Mongolian Mining Corp.......................................  37,500  18,322
  *Nan Nan Resources Enterprise, Ltd...........................  32,000   3,504
  *Neo-Neon Holdings, Ltd......................................  25,000   5,392
  *New Times Energy Corp., Ltd.................................  23,200   2,983
   NewOcean Green Energy Holdings, Ltd.........................  42,000  16,126
  *Next Media, Ltd.............................................  38,000   8,061
  *Norstar Founders Group, Ltd.................................  56,000      --
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd....... 115,000   5,851
   Pacific Andes International Holdings, Ltd...................  84,000   4,705
   Pacific Basin Shipping, Ltd................................. 117,000  62,295
   Pacific Textile Holdings, Ltd...............................  29,000  19,127
   Paliburg Holdings, Ltd......................................  26,000   8,178
  *Pearl Oriental Oil, Ltd.....................................  57,600   4,966
   Pico Far East Holdings, Ltd.................................  96,000  23,515
   Polytec Asset Holdings, Ltd.................................  30,000   3,506
   Public Financial Holdings, Ltd..............................  24,000  10,813
  *PYI Corp., Ltd.............................................. 169,839   3,591
   Regal Hotels International Holdings, Ltd....................  29,000  12,732
  *Rising Development Holdings, Ltd............................  30,000   1,237
   SA SA International Holdings, Ltd...........................  50,000  34,236
   SEA Holdings, Ltd...........................................  38,000  26,376
   Shun Tak Holdings, Ltd......................................  88,000  35,064
   Sing Tao News Corp., Ltd....................................  14,000   1,945
   Singamas Container Holdings, Ltd............................  90,000  22,633
  *Sino-Tech International Holdings, Ltd....................... 100,000     903
   SmarTone Telecommunications Holdings, Ltd...................  10,500  21,130
   SOCAM Development, Ltd......................................  12,127  12,455
  *Solomon Systech International, Ltd..........................  58,000   1,612
   Stella International Holdings, Ltd..........................  10,000  26,278
   Sun Hung Kai & Co., Ltd.....................................  50,464  28,802
   Tai Cheung Holdings, Ltd....................................  25,000  19,809
   Texwinca Holdings, Ltd......................................  26,000  20,605
  *Titan Petrochemicals Group, Ltd............................. 160,000      52

                                     1356

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
HONG KONG -- (Continued)
  #Transport International Holdings, Ltd..................... 15,200 $   31,230
   Trinity, Ltd.............................................. 34,000     23,720
  *United Laboratories International Holdings, Ltd. (The).... 45,000     23,828
   Upbest Group, Ltd......................................... 74,000      8,466
  #Value Partners Group, Ltd................................. 53,000     28,771
   Varitronix International, Ltd............................. 20,009      7,238
   Victory City International Holdings, Ltd.................. 36,937      3,897
   Vitasoy International Holdings, Ltd....................... 56,000     52,966
   VST Holdings, Ltd......................................... 28,000      4,896
   Wai Kee Holdings, Ltd..................................... 52,000      9,763
   Wing On Co. International, Ltd............................ 18,000     49,997
   Wing Tai Properties, Ltd..................................  6,000      3,706
  #Xinyi Glass Holdings, Ltd................................. 66,000     36,849
                                                                     ----------
TOTAL HONG KONG..............................................         2,011,785
                                                                     ----------
IRELAND -- (1.0%)
   Aer Lingus Group P.L.C.................................... 12,225     16,332
   C&C Group P.L.C........................................... 18,373     88,021
   DCC P.L.C. (0242493)......................................  3,673    105,062
   DCC P.L.C. (4189477)......................................  3,465     99,001
   FBD Holdings P.L.C........................................  1,308     16,361
   Glanbia P.L.C............................................. 12,578    119,339
   Grafton Group P.L.C.......................................  7,308     31,862
  *Independent News & Media P.L.C............................  4,506        496
   Irish Continental Group P.L.C.............................    376      9,175
  *Kenmare Resources P.L.C. (0487948)........................ 50,648     32,021
  *Kenmare Resources P.L.C. (4490737)........................    360        227
   Kingspan Group P.L.C. (0492793)...........................  7,217     75,452
   Kingspan Group P.L.C. (4491235)...........................    841      8,771
   Paddy Power P.L.C. (0258810)..............................  1,777    131,243
   Paddy Power P.L.C. (4828974)..............................  1,800    132,794
  *Petroceltic International P.L.C........................... 93,086     10,382
   Smurfit Kappa Group P.L.C.................................  5,186     57,177
                                                                     ----------
TOTAL IRELAND................................................           933,716
                                                                     ----------
ISRAEL -- (0.6%)
  *Africa Israel Investments, Ltd............................  1,722      4,384
  *Allot Communications, Ltd.................................    694     15,668
  *AudioCodes, Ltd...........................................  1,200      2,723
  *Cellcom Israel, Ltd.......................................    921      8,220
  *Clal Biotechnology Industries, Ltd........................  3,640     11,248
   Clal Industries, Ltd......................................  3,834     13,542
   Clal Insurance Enterprises Holdings, Ltd..................  1,159     15,753
   Delek Automotive Systems, Ltd.............................    898      5,620
   Elbit Systems, Ltd........................................  1,119     39,397
  *EZchip Semiconductor, Ltd.................................    688     21,610
  *First International Bank of Israel, Ltd...................    990     11,759
   Frutarom Industries, Ltd..................................  1,750     18,847
  *Given Imaging, Ltd........................................    364      6,554
  *Hadera Paper, Ltd.........................................    146      6,362
   Harel Insurance Investments & Finances, Ltd...............    720     27,130
   Hot Telecommunications Systems, Ltd.......................  1,151     11,430
  *Israel Discount Bank, Ltd. Series A....................... 21,880     30,865
   Ituran Location & Control, Ltd............................    828     10,313
  *Jerusalem Oil Exploration, Ltd............................    300      5,046
   Matrix IT, Ltd............................................  1,899      8,281
  *Mellanox Technologies, Ltd................................  1,057     79,769
  *Menorah Mivtachim Holdings, Ltd...........................  1,117      8,560
   Migdal Insurance & Financial Holding, Ltd................. 14,636     19,721
  *Mizrahi Tefahot Bank, Ltd.................................  3,857     35,023
  *Oil Refineries, Ltd....................................... 66,126     31,840

                                     1357

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
ISRAEL -- (Continued)
   Ormat Industries, Ltd......................................   2,690 $ 14,288
   Osem Investments, Ltd......................................     958   14,467
   Partner Communications Co., Ltd............................   1,549    8,915
   Paz Oil Co., Ltd...........................................     314   41,378
  *Phoenix Holdings, Ltd. (The)...............................   4,361    9,069
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd........     415   12,372
  *Retalix, Ltd...............................................     608   11,994
   Shikun & Binui, Ltd........................................  10,365   17,296
  *Strauss Group, Ltd.........................................   1,397   15,791
   Super-Sol, Ltd. Series B...................................   4,123   11,138
  *Tower Semiconductor, Ltd...................................     446    3,714
                                                                       --------
TOTAL ISRAEL..................................................          610,087
                                                                       --------
ITALY -- (2.5%)
  *A2A SpA....................................................  27,211   13,408
   ACEA SpA...................................................   3,393   18,672
   Acegas-APS SpA.............................................   1,710   12,322
  *Aedes SpA..................................................   2,841      235
   Amplifon SpA...............................................   9,533   44,215
   Ansaldo STS SpA............................................   4,491   36,551
  *Arnoldo Mondadori Editore SpA..............................   7,418   10,030
   Astaldi SpA................................................   3,158   20,331
   Autogrill SpA..............................................   9,775  100,059
   Azimut Holding SpA.........................................   8,914  113,244
 #*Banca Carige SpA...........................................  36,773   34,044
   Banca Generali SpA.........................................   2,496   36,656
   Banca Piccolo Credito Valtellinese Scarl...................  16,056   25,567
   Banca Popolare dell'Emilia Romagna Scarl...................  16,510   98,382
  *Banca Popolare dell'Etruria e del Lazio Scarl..............   2,970    3,276
  *Banca Popolare di Milano Scarl............................. 181,732  100,146
   Banca Popolare di Sondrio Scarl............................  11,506   65,901
  #Banca Profilo SpA..........................................  12,870    4,021
   Banco di Desio e della Brianza SpA.........................   5,000   13,285
  *Banco Popolare Scarl.......................................  38,201   60,960
   Brembo SpA.................................................   1,837   18,756
  #Buzzi Unicem SpA...........................................   4,209   50,085
  #C.I.R. SpA - Compagnie Industriali Riunite.................  26,265   30,075
   Caltagirone Editore SpA....................................   3,000    3,544
  *Carraro SpA................................................   1,070    2,784
   Cementir Holding SpA.......................................   2,366    4,992
   Credito Bergamasco SpA.....................................     555   10,117
   Credito Emiliano SpA.......................................   5,091   24,589
  #Danieli & Co. SpA..........................................   2,142   61,357
   De Longhi SpA..............................................   4,801   64,009
   DiaSorin SpA...............................................   1,751   58,801
   ERG SpA....................................................   3,547   25,751
   Esprinet SpA...............................................   1,098    4,494
   Falck Renewables SpA.......................................   2,864    3,499
 #*Finmeccanica SpA...........................................  25,605  126,985
  *Gemina SpA.................................................  34,444   32,890
  #Geox SpA...................................................   3,764   10,762
   Gruppo Editoriale L'Espresso SpA...........................   7,849    7,794
  #Hera SpA...................................................  44,932   75,752
   Immsi SpA..................................................   8,658    4,311
   Impregilo SpA..............................................  16,957   68,475
   Indesit Co. SpA............................................   2,500   15,508
   Industria Macchine Automatiche SpA.........................   1,436   25,151
  *Intek SpA..................................................   6,063    3,380
  #Interpump Group SpA........................................   2,893   22,019
   Iren SpA...................................................  16,820    9,481
  #Italcementi SpA............................................   4,664   23,605

                                     1358

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------- ----------
ITALY -- (Continued)
  *Italmobiliare SpA........................................     273 $    4,209
  *KME Group SpA............................................  17,854      8,086
  *Landi Renzo SpA..........................................   1,740      3,168
   Lottomatica Group SpA....................................   2,762     59,448
  *Maire Tecnimont SpA......................................  16,000     12,775
 #*Mariella Burani SpA......................................     427         --
   MARR SpA.................................................   1,379     13,025
   Mediaset SpA.............................................  32,555     57,186
  #Mediolanum SpA...........................................  15,656     76,855
 #*Milano Assicurazioni SpA.................................  20,783      8,847
  #Piaggio & C. SpA.........................................   8,902     21,954
 #*Prelios SpA..............................................  34,449      3,704
  *Premafin Finanziaria SpA.................................  21,959      4,435
   Recordati SpA............................................   9,617     77,053
   Sabaf SpA................................................     217      2,457
   SAES Getters SpA.........................................     616      5,685
  *Safilo Group SpA.........................................     587      4,962
  *Saras SpA................................................  24,093     32,241
  *Societa Cattolica di Assicurazioni Scrl..................   3,361     52,375
   Societa Iniziative Autostradali e Servizi SpA............   5,499     45,792
   Sogefi SpA...............................................   3,015      7,242
   Sol SpA..................................................   2,651     16,058
  *Sorin SpA................................................  28,294     66,372
  *Telecom Italia Media SpA.................................   3,441        733
 #*Tiscali SpA.............................................. 110,959      6,475
   Tod's SpA................................................   1,030    120,726
   Trevi Finanziaria SpA....................................     999      6,751
 #*Unipol Gruppo Finanziario SpA............................   1,386      3,034
   Vianini Lavori SpA.......................................   3,006     12,136
   Vittoria Assicurazioni SpA...............................   2,848     17,305
  *Yoox SpA.................................................   2,065     31,293
   Zignago Vetro SpA........................................   1,896     10,992
                                                                     ----------
TOTAL ITALY.................................................          2,393,645
                                                                     ----------
JAPAN -- (19.5%)
   Accordia Golf Co., Ltd...................................      70     49,820
   Achilles Corp............................................   6,000      7,742
   Adeka Corp...............................................   5,200     39,218
  *Aderans Co., Ltd.........................................   2,400     31,407
   Advan Co., Ltd...........................................   2,000     20,982
   Aeon Delight Co., Ltd....................................     600     12,345
   Aeon Fantasy Co., Ltd....................................   1,152     15,433
   Ahresty Corp.............................................     700      2,799
   Ai Holdings Corp.........................................   3,200     20,372
   Aica Kogyo Co., Ltd......................................   3,000     50,786
   Aichi Bank, Ltd. (The)...................................     600     33,219
   Aichi Steel Corp.........................................   7,000     26,067
   Aichi Tokei Denki Co., Ltd...............................   3,000     10,271
   Aida Engineering, Ltd....................................   4,000     25,461
   Aiphone Co., Ltd.........................................   1,100     19,063
   Aisan Industry Co., Ltd..................................   1,570     11,946
  #Akebono Brake Industry Co., Ltd..........................   4,000     17,240
   Akita Bank, Ltd. (The)...................................  15,000     41,175
   Alpen Co., Ltd...........................................     800     14,677
   Alpine Electronics, Inc..................................   2,900     25,205
  #Alps Electric Co., Ltd...................................  11,600     68,580
   Alps Logistics Co., Ltd..................................   1,000      9,860
   Amano Corp...............................................   3,000     24,620
   Ando Corp................................................   7,000      7,895
   AOC Holdings, Inc........................................   1,800      6,180
   AOI Electronic Co., Ltd..................................     900     13,291

                                     1359

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               Shares Value++
                                                               ------ -------
JAPAN -- (Continued)
   AOKI Holdings, Inc.........................................  1,600 $35,568
   Aomori Bank, Ltd. (The).................................... 13,000  38,611
   Aoyama Trading Co., Ltd....................................  4,900  96,835
   Arakawa Chemical Industries, Ltd...........................  1,800  14,017
   Arcs Co., Ltd..............................................  1,200  25,328
   Ariake Japan Co., Ltd......................................    900  19,191
  #Arisawa Manufacturing Co., Ltd.............................  1,000   2,379
   Arnest One Corp............................................  1,200  17,803
   As One Corp................................................    990  20,465
   Asahi Diamond Industrial Co., Ltd..........................  5,000  44,280
  #Asahi Holdings, Inc........................................  1,100  18,552
   Asahi Kogyosha Co., Ltd....................................  3,000   9,921
   Asahi Organic Chemicals Industry Co., Ltd..................  3,000   7,105
   Asatsu-DK, Inc.............................................  1,200  27,571
  *Ashimori Industry Co., Ltd.................................  3,000   3,844
   ASKA Pharmaceutical Co., Ltd...............................  2,000  10,422
   ASKUL Corp.................................................  1,100  16,526
   Asunaro Aoki Construction Co., Ltd.........................  4,000  21,660
   Atsugi Co., Ltd............................................ 15,000  17,106
  #Autobacs Seven Co., Ltd....................................  1,500  61,554
   Avex Group Holdings, Inc...................................  1,300  25,710
   Awa Bank, Ltd. (The).......................................  5,000  29,885
   Bando Chemical Industries, Ltd.............................  5,000  15,224
   Bank of Iwate, Ltd. (The)..................................    700  32,447
   Bank of Nagoya, Ltd. (The).................................  8,000  27,387
   Bank of Okinawa, Ltd. (The)................................  1,100  45,791
   Bank of Saga, Ltd. (The)...................................  6,000  13,162
   Bank of the Ryukyus, Ltd...................................  4,000  50,300
   Belluna Co., Ltd...........................................  1,400  10,389
  *Best Denki Co., Ltd........................................  2,500   3,481
  #Bic Camera, Inc............................................     45  21,986
   BML, Inc...................................................    500  12,604
   Bookoff Corp...............................................  1,000   8,245
   Bunka Shutter Co., Ltd.....................................  2,984  12,741
   CAC Corp...................................................  1,700  14,314
   Calsonic Kansei Corp.......................................  6,000  24,250
   Canon Electronics, Inc.....................................  1,500  31,611
   Capcom Co., Ltd............................................  1,700  32,422
   Cawachi, Ltd...............................................    800  17,065
   Central Glass Co., Ltd..................................... 11,000  31,838
  *Chiba Kogyo Bank, Ltd. (The)...............................  3,200  16,051
   Chiyoda Co., Ltd...........................................  1,700  48,629
   Chofu Seisakusho Co., Ltd..................................  1,800  41,412
   Chori Co., Ltd.............................................    500   5,464
   Chuetsu Pulp & Paper Co., Ltd..............................  8,000  13,633
  *Chugai Mining Co., Ltd.....................................  5,000     878
  #Chugai Ro Co., Ltd.........................................  7,000  18,767
   Chugoku Marine Paints, Ltd.................................  4,000  19,748
   Chukyo Bank, Ltd. (The)....................................  7,000  15,774
   Chuo Spring Co., Ltd.......................................  5,000  17,065
   CKD Corp...................................................  4,700  23,973
 #*Clarion Co., Ltd........................................... 13,000  20,328
   Cleanup Corp...............................................  2,000  13,116
   CMK Corp...................................................  2,000   6,527
   Coca-Cola Central Japan Co., Ltd...........................  1,500  18,437
   Cocokara fine, Inc.........................................    879  29,602
   Colowide Co., Ltd..........................................  4,200  37,193
   Computer Engineering & Consulting, Ltd.....................  1,500   8,612
   Corona Corp................................................  1,300  16,022
   Cosel Co., Ltd.............................................  1,600  20,661
   Cybozu, Inc................................................     41  13,039

                                     1360

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ -------
JAPAN -- (Continued)
   Dai Nippon Toryo, Ltd....................................... 11,000 $11,592
   Daibiru Corp................................................  2,500  20,227
   Dai-Dan Co., Ltd............................................  3,000  17,724
   Daido Metal Co., Ltd........................................  3,000  20,530
 #*Daiei, Inc. (The)........................................... 11,850  22,425
   Daifuku Co., Ltd............................................  5,000  24,995
   Daihen Corp................................................. 11,000  29,480
 #*Daiichi Chuo K.K............................................  4,000   3,157
   Daiichi Jitsugyo Co., Ltd...................................  4,000  16,738
   Daiken Corp.................................................  9,000  19,855
   Daiki Aluminium Industry Co., Ltd...........................  3,000   7,746
  #Daikoku Denki Co., Ltd......................................    900  22,786
   Daikyo, Inc................................................. 12,000  32,014
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.....  4,000  16,787
  #Daio Paper Corp.............................................  6,000  33,144
   Daisan Bank, Ltd. (The).....................................  8,000  14,220
   Daiseki Co., Ltd............................................  1,430  19,289
   Daishi Bank, Ltd. (The)..................................... 17,000  56,176
   Daisyo Corp.................................................  1,600  20,097
   Daito Bank, Ltd. (The)...................................... 10,000   8,767
   Daiwa Industries, Ltd.......................................  3,000  12,749
   Daiwabo Holdings Co., Ltd................................... 22,000  40,766
  #DCM Holdings Co., Ltd.......................................  5,100  34,750
  #Denki Kogyo Co., Ltd........................................  3,000  13,801
   Denyo Co., Ltd..............................................  2,000  21,197
   Descente, Ltd...............................................  5,000  29,263
  *Digital Garage, Inc.........................................      5   9,643
   Doshisha Co., Ltd...........................................    400  11,133
   Doutor Nichires Holdings Co., Ltd...........................  2,212  27,843
  #Dr. Ci:Labo Co., Ltd........................................      7  22,499
   DTS Corp....................................................  1,200  16,577
   Duskin Co., Ltd.............................................  2,300  43,682
   Dydo Drinco, Inc............................................    500  21,334
  #eAccess, Ltd................................................    126  63,588
   Eagle Industry Co., Ltd.....................................  2,000  12,513
   Earth Chemical Co., Ltd.....................................    700  25,992
   Ebara Corp..................................................  1,000   3,922
   Edion Corp..................................................  5,000  21,369
   Ehime Bank, Ltd. (The)...................................... 10,000  25,570
   Eighteenth Bank, Ltd. (The).................................  7,000  18,353
   Eiken Chemical Co., Ltd.....................................  2,000  27,483
   Eizo Nanao Corp.............................................    600   9,413
   Enplas Corp.................................................    700  25,006
   EPS Corp....................................................     10  29,844
   ESPEC Corp..................................................  2,000  16,026
   Exedy Corp..................................................  1,800  35,185
   F&A Aqua Holdings, Inc......................................  1,159  13,705
   Fancl Corp..................................................  2,700  29,014
  #FCC Co., Ltd................................................  2,100  37,715
 #*FDK Corp....................................................  7,000   5,612
   FIDEA Holdings Co., Ltd.....................................  5,000   9,899
   Foster Electric Co., Ltd....................................  2,000  29,121
   France Bed Holdings Co., Ltd................................  8,000  16,963
  *Fudo Tetra Corp............................................. 10,300  13,570
   Fuji Co., Ltd...............................................  1,500  31,639
   Fuji Corp, Ltd..............................................  3,000  16,142
  *Fuji Kosan Co., Ltd.........................................    600   3,303
   Fuji Kyuko Co., Ltd.........................................  4,000  25,054
   Fuji Oil Co., Ltd...........................................  2,700  35,938
   Fuji Seal International, Inc................................  1,200  25,565
  #Fuji Soft, Inc..............................................  2,700  57,322

                                     1361

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
  #Fujibo Holdings, Inc.........................................  4,000 $16,528
   Fujicco Co., Ltd.............................................  1,400  17,956
   Fujikura Kasei Co., Ltd......................................  2,000   8,457
  #Fujikura, Ltd................................................ 29,000  80,695
   Fujimi, Inc..................................................  1,200  23,434
   Fujita Kanko, Inc............................................  5,000  16,145
   Fujitec Co., Ltd.............................................  4,000  23,970
   Fujitsu Frontech, Ltd........................................  2,000  10,616
   Fujitsu General, Ltd.........................................  6,000  52,098
  *Fujiya Co., Ltd.............................................. 10,000  24,812
  #Fukuda Corp..................................................  3,000  11,389
   Fukui Bank, Ltd. (The)....................................... 12,000  25,299
  #Fukushima Bank, Ltd. (The)................................... 14,000   8,943
  #Fukuyama Transporting Co., Ltd...............................  7,000  36,744
   Funai Electric Co., Ltd......................................    600   8,108
  *Furukawa Co., Ltd............................................ 18,000  16,018
  *Furukawa Electric Co., Ltd................................... 32,000  63,814
  #Furukawa-Sky Aluminum Corp...................................  6,000  14,072
   Furusato Industries, Ltd.....................................  1,000   8,772
   Fuso Pharmaceutical Industries, Ltd..........................  5,000  16,150
   Futaba Corp..................................................  1,500  17,708
  *Futaba Industrial Co., Ltd...................................  1,800   6,766
   Future Architect, Inc........................................     26  10,060
   Fuyo General Lease Co., Ltd..................................  1,000  27,982
   Gakken Holdings Co., Ltd.....................................  3,000   8,228
   Gecoss Corp..................................................  3,500  23,741
  #Geo Holdings Corp............................................     18  20,231
   GLOBERIDE, Inc............................................... 10,000  13,668
   GMO Internet, Inc............................................  1,500  10,499
   Godo Steel, Ltd..............................................  6,000   8,946
   Goldcrest Co., Ltd...........................................    790  11,878
  #Gulliver International Co., Ltd..............................    220   8,424
   Gun Ei Chemical Industry Co., Ltd............................  7,000  17,009
   Gunze, Ltd...................................................  9,000  22,539
   H.I.S. Co., Ltd..............................................    700  21,158
  *HAJIME CONSTRUCTION Co., Ltd.................................    300   9,456
   Hakuto Co., Ltd..............................................  1,400  12,754
   Hanwa Co., Ltd............................................... 10,000  34,956
  #Happinet Corp................................................  1,800  15,177
   Harashin Narus Holdings Co., Ltd.............................  1,200  22,359
   Haruyama Trading Co., Ltd....................................  1,400   6,954
  *Haseko Corp.................................................. 52,000  33,193
   Heiwa Real Estate Co., Ltd...................................  1,700  19,887
   Heiwado Co., Ltd.............................................  2,500  34,790
   Hibiya Engineering, Ltd......................................  3,000  33,854
   Higashi-Nippon Bank, Ltd.....................................  4,000   8,626
   Higo Bank, Ltd. (The)........................................ 10,000  59,014
  *HI-LEX Corp..................................................    700  10,412
   Hioki EE Corp................................................    300   5,120
   Hisaka Works, Ltd............................................  2,000  13,915
  *Hitachi Cable, Ltd........................................... 10,000  13,141
   Hitachi Koki Co., Ltd........................................  2,900  20,801
   Hitachi Kokusai Electric, Inc................................  4,320  29,309
   Hitachi Medical Corp.........................................  2,000  24,578
   Hitachi Zosen Corp........................................... 34,500  43,226
  #Hodogaya Chemical Co., Ltd...................................  4,000   7,468
   Hogy Medical Co., Ltd........................................  1,100  56,280
   Hokkaido Coca-Cola Bottling Co., Ltd.........................  3,000  14,992
   Hokkaido Gas Co., Ltd........................................  4,000  11,326
   Hokkan Holdings, Ltd.........................................  6,000  16,916
   Hokkoku Bank, Ltd. (The)..................................... 14,000  50,542

                                     1362

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
   Hokuetsu Bank, Ltd. (The).................................... 11,000 $21,091
  #Hokuetsu Kishu Paper Co., Ltd................................  7,000  35,866
  #Hokuriku Electric Industry Co., Ltd..........................  4,000   4,364
   Hokuto Corp..................................................  1,000  19,987
  #Honeys Co., Ltd..............................................    770  12,269
   Horiba, Ltd..................................................  2,000  54,571
   Hoshizaki Electric Co., Ltd..................................  1,100  29,951
   Hosiden Corp.................................................  3,100  16,812
   Howa Machinery, Ltd..........................................  5,000   4,704
   Hyakugo Bank, Ltd. (The)..................................... 19,000  83,142
   Hyakujishi Bank, Ltd. (The).................................. 15,000  58,807
   IBJ Leasing Co., Ltd.........................................    900  22,747
  *Ichikoh Industries, Ltd......................................  4,000   5,627
   Ichiyoshi Securities Co., Ltd................................  2,000  10,456
   Icom, Inc....................................................    700  14,631
   Idec Corp....................................................    400   3,141
  #Iino Kaiun Kaisha, Ltd.......................................  7,300  20,847
   Imasen Electric Industrial Co., Ltd..........................    801   9,299
   Imperial Hotel, Ltd..........................................    550  14,525
   Inaba Denki Sangyo Co., Ltd..................................  1,000  27,298
   Inaba Seisakusho Co., Ltd....................................  1,200  14,748
   Inabata & Co., Ltd...........................................  4,000  25,854
   Inageya Co., Ltd.............................................  2,000  24,441
   Ines Corp....................................................  3,600  22,970
   Internet Initiative Japan, Inc...............................  1,000  26,129
 #*Inui Steamship Co., Ltd......................................  1,500   3,682
   Iseki & Co., Ltd............................................. 14,000  32,120
  *Ishihara Sangyo Kaisha, Ltd.................................. 24,000  18,642
   IT Holdings Corp.............................................  4,800  59,823
   ITC Networks Corp............................................  1,300  10,418
   Itochu Enex Co., Ltd.........................................  4,000  20,913
   Itochu-Shokuhin Co., Ltd.....................................    600  21,934
   Itoham Foods, Inc............................................  8,631  34,491
  #Itoki Corp...................................................  3,000  18,663
  *Iwasaki Electric Co., Ltd....................................  4,000   5,720
   Iwatani Corp................................................. 11,000  43,113
  *Iwatsu Electric Co., Ltd.....................................  3,000   2,105
   Izumiya Co., Ltd.............................................  7,000  34,646
   Jamco Corp...................................................  2,000   9,638
  *Janome Sewing Machine Co., Ltd............................... 14,000   9,997
  #Japan Airport Terminal Co., Ltd..............................  1,700  18,479
   Japan Aviation Electronics Industry, Ltd.....................  2,000  15,945
  #Japan Cash Machine Co., Ltd..................................  1,700  14,491
   Japan Digital Laboratory Co., Ltd............................  2,300  23,968
   Japan Medical Dynamic Marketing, Inc.........................    770   2,307
   Japan Pulp & Paper Co., Ltd..................................  5,000  14,905
   Japan Transcity Corp.........................................  3,000  10,261
   Japan Vilene Co., Ltd........................................  3,000  12,741
   Japan Wool Textile Co., Ltd. (The)...........................  6,000  41,193
   JBCC Holdings, Inc...........................................  2,000  13,844
  *Jeol, Ltd....................................................  4,000   8,326
   JFE Holdings, Inc............................................  1,340  18,913
  *Jimoto Holdings, Inc......................................... 10,000  16,077
   J-Oil Mills, Inc.............................................  6,000  15,565
  #Joshin Denki Co., Ltd........................................  2,000  21,901
   JSP Corp.....................................................  1,900  24,589
  #Juki Corp....................................................  7,000   8,595
   Juroku Bank, Ltd............................................. 15,000  48,676
  #JVC Kenwood Holdings, Inc.................................... 13,070  46,392
  #kabu.com Securities Co., Ltd.................................  3,500   9,660
  #Kadokawa Group Holdings, Inc.................................    700  21,518

                                     1363

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   Kaga Electronics Co., Ltd...................................    900 $  8,200
   Kagoshima Bank, Ltd. (The).................................. 11,000   70,131
   Kaken Pharmaceutical Co., Ltd...............................  7,000  108,422
  #Kameda Seika Co., Ltd.......................................  1,200   29,790
   Kamei Corp..................................................  2,000   17,279
   Kanaden Corp................................................  3,000   17,475
   Kanagawa Chuo Kotsu Co., Ltd................................  4,000   23,542
   Kanamoto Co., Ltd...........................................  2,000   24,408
   Kandenko Co., Ltd...........................................  6,000   27,945
  *Kanematsu Corp.............................................. 20,025   23,622
   Kanematsu Electronics, Ltd..................................    500    5,556
  *Kansai Urban Banking Corp................................... 11,000   13,518
  #Kanto Denka Kogyo Co., Ltd..................................  4,000    6,323
   Kanto Natural Gas Development Co., Ltd......................  2,000   10,580
  #Kappa Create Holdings Co., Ltd..............................    200    4,310
   Kato Sangyo Co., Ltd........................................  2,000   36,174
   Kato Works Co., Ltd.........................................  4,000   11,044
   KAWADA TECHNOLOGIES, Inc....................................    200    2,591
   Kawai Musical Instruments Manufacturing Co., Ltd............  5,000   10,465
 #*Kawasaki Kisen Kaisha, Ltd.................................. 47,000   59,575
   Keihin Corp.................................................  2,900   35,011
   Keiyo Bank, Ltd. (The)...................................... 13,000   56,992
  #Keiyo Co., Ltd..............................................  2,000   10,672
  *Kenedix, Inc................................................     80   10,393
   Kentucky Fried Chicken Japan, Ltd...........................  1,000   25,601
   Key Coffee, Inc.............................................    600   11,667
  *Kinki Nippon Tourist Co., Ltd...............................  6,000    7,213
   Kintetsu World Express, Inc.................................  1,200   33,799
  #Kinugawa Rubber Industrial Co., Ltd.........................  1,000    5,849
   Kisoji Co., Ltd.............................................  1,200   24,611
   Kissei Pharmaceutical Co., Ltd..............................  1,100   18,751
   Kitagawa Iron Works Co., Ltd................................  7,000   11,666
   Kita-Nippon Bank, Ltd. (The)................................    400   10,928
   Kitz Corp...................................................  4,000   16,893
   Kiyo Holdings, Inc.......................................... 48,000   65,601
   Koa Corp....................................................  1,500   11,731
   Koatsu Gas Kogyo Co., Ltd...................................  4,000   20,814
  #Kohnan Shoji Co., Ltd.......................................  2,000   24,217
   Koike Sanso Kogyo Co., Ltd..................................  4,000    8,471
  #Kojima Co., Ltd.............................................  2,300    8,038
   Kokuyo Co., Ltd.............................................  5,900   45,841
   Komatsu Seiren Co., Ltd.....................................  4,000   18,545
   Komeri Co., Ltd.............................................  1,700   41,031
   Komori Corp.................................................  3,200   16,761
   Konaka Co., Ltd.............................................  1,760   17,383
   Konishi Co., Ltd............................................  2,000   29,978
   Kose Corp...................................................    600   12,949
   Kosei Securities Co., Ltd...................................  4,000    3,722
  *K's Holdings Corp...........................................    100    2,674
  *Kumagai Gumi Co., Ltd.......................................  8,000    7,220
 #*Kumiai Chemical Industry Co., Ltd...........................  2,481   11,248
   Kurabo Industries, Ltd...................................... 13,000   20,034
   Kureha Corp................................................. 12,000   46,669
  #Kurimoto, Ltd............................................... 11,000   33,636
   Kuroda Electric Co., Ltd....................................  1,200   13,523
  #KYB Co., Ltd................................................  8,000   28,792
   Kyoden Co., Ltd.............................................  3,000    4,444
   Kyodo Printing Co., Ltd.....................................  9,000   20,185
   Kyodo Shiryo Co., Ltd.......................................  5,000    5,707
  #Kyoei Steel, Ltd............................................    600    9,356
   Kyokuto Kaihatsu Kogyo Co., Ltd.............................  2,300   19,156

                                     1364

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
   Kyokuyo Co., Ltd.............................................  6,000 $13,316
   KYORIN Holdings, Inc.........................................  3,000  63,426
   Kyosan Electric Manufacturing Co., Ltd.......................  5,000  16,288
   Kyowa Exeo Corp..............................................  4,000  41,984
   Kyudenko Corp................................................  3,000  13,576
  *Leopalace21 Corp.............................................  6,200  18,667
   Life Corp....................................................  2,000  30,890
   Lintec Corp..................................................  1,700  29,406
   Lion Corp....................................................  7,000  40,442
   Macnica, Inc.................................................    800  15,762
   Macromill, Inc...............................................  2,200  26,907
   Maeda Corp...................................................  6,000  26,542
   Maeda Road Construction Co., Ltd.............................  6,000  75,340
   Maezawa Kasei Industries Co., Ltd............................  1,200  12,536
   Maezawa Kyuso Industries Co., Ltd............................  1,200  15,173
   Makino Milling Machine Co., Ltd..............................  7,000  32,912
   Mandom Corp..................................................    800  21,112
   Mars Engineering Corp........................................    700  16,678
   Marubun Corp.................................................  1,900   7,922
   Marudai Food Co., Ltd........................................  5,000  17,542
   Maruetsu, Inc. (The).........................................  5,000  16,473
   Maruha Nichiro Holdings, Inc................................. 22,525  37,014
   Marukyu Co., Ltd.............................................  2,000  19,976
   Marusan Securities Co., Ltd..................................  6,000  18,547
  #Maruwa Co., Ltd..............................................    700  20,619
   Maruyama Manufacturing Co., Inc..............................  3,000   5,755
  *Maruzen CHI Holdings Co., Ltd................................    400   1,108
   Maruzen Showa Unyu Co., Ltd..................................  6,000  17,511
   Matsuda Sangyo Co., Ltd......................................  1,225  16,292
   Matsui Securities Co., Ltd...................................  5,500  37,091
   Matsumotokiyoshi Holdings Co., Ltd...........................    800  19,265
  *Matsuya Co., Ltd.............................................  1,000  10,489
   Matsuya Foods Co., Ltd.......................................  1,000  18,114
   Max Co., Ltd.................................................  2,000  21,877
   Maxvalu Tokai Co., Ltd.......................................  1,000  14,124
   Megachips Corp...............................................  1,900  42,449
   Megane TOP Co., Ltd..........................................  2,250  25,891
   Megmilk Snow Brand Co., Ltd..................................  1,300  21,949
   Meidensha Corp............................................... 12,000  42,271
   Meitec Corp..................................................  1,000  22,017
   Meito Sangyo Co., Ltd........................................  1,200  15,261
   Meiwa Estate Co., Ltd........................................  1,700   7,526
  #Meiwa Trading Co., Ltd.......................................  3,000  11,908
  #Melco Holdings, Inc..........................................  1,400  29,222
   Michinoku Bank, Ltd. (The)...................................  5,000   9,768
   Mie Bank, Ltd. (The).........................................  2,000   4,262
   Mikuni Coca-Cola Bottling Co., Ltd...........................  3,000  24,923
   Milbon Co., Ltd..............................................    500  16,176
   Mimasu Semiconductor Industry Co., Ltd.......................  1,219   9,582
   Minato Bank, Ltd. (The)...................................... 21,000  37,611
  #Minebea Co., Ltd............................................. 17,000  55,878
   Ministop Co., Ltd............................................  1,500  25,315
   Mirait Holdings Corp.........................................  4,400  35,657
   Misawa Homes Co., Ltd........................................  2,000  29,422
   Mitani Corp..................................................  1,200  13,054
   Mitsuba Corp.................................................  1,000   6,346
  *Mitsubishi Paper Mills, Ltd.................................. 13,000  11,071
   Mitsubishi Pencil Co., Ltd...................................    300   5,310
   Mitsubishi Shokuhin Co., Ltd.................................  1,100  26,818
   Mitsubishi Steel Manufacturing Co., Ltd...................... 14,000  23,890
   Mitsuboshi Belting Co., Ltd..................................  5,000  27,696

                                     1365

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
   Mitsui Engineering & Shipbuilding Co., Ltd................... 27,000 $32,474
  *Mitsui High-Tec, Inc.........................................  3,300  24,533
  *Mitsui Mining & Smelting Co., Ltd............................ 31,000  65,623
   Mitsui Sugar Co., Ltd........................................  6,000  19,331
   Mitsui-Soko Co., Ltd......................................... 10,000  30,581
  *Mitsumi Electric Co., Ltd....................................  4,800  23,103
   Mitsuuroko Holdings Co., Ltd.................................  3,000  19,546
   Miura Co., Ltd...............................................  2,000  45,707
   Miyazaki Bank, Ltd. (The)....................................  6,000  14,734
   Mizuno Corp..................................................  9,000  41,962
   Mochida Pharmaceutical Co., Ltd..............................  3,000  38,702
   Modec, Inc...................................................    800  16,249
   Monex Group, Inc.............................................     49   8,351
  #Mori Seiki Co., Ltd..........................................  9,600  60,127
   Morinaga & Co., Ltd.......................................... 16,000  35,251
   Morinaga Milk Industry Co., Ltd.............................. 14,000  46,295
   Morita Holdings Corp.........................................  4,000  33,607
  #MOS Food Services, Inc.......................................  2,000  38,255
   Moshi Moshi Hotline, Inc.....................................  2,000  30,122
  #Musashi Seimitsu Industry Co., Ltd...........................  1,200  25,061
   Musashino Bank, Ltd..........................................  2,400  68,742
   Nachi-Fujikoshi Corp......................................... 13,000  40,417
  #Nagaileben Co., Ltd..........................................    800  11,747
   Nagano Bank, Ltd. (The)......................................  6,000  11,422
   Nagatanien Co., Ltd..........................................  2,000  19,683
   Nakamuraya Co., Ltd..........................................  3,000  14,806
  *Nakayama Steel Works, Ltd....................................  5,000   2,443
   Nanto Bank, Ltd. (The)....................................... 11,000  56,089
   NEC Fielding, Ltd............................................  1,200  14,089
   NEC Mobiling, Ltd............................................  1,100  45,762
   NEC Networks & System Integration Corp.......................  1,700  31,056
   Net One Systems Co., Ltd.....................................  6,200  69,010
   Neturen Co., Ltd.............................................  2,600  15,869
   Nichia Steel Works, Ltd......................................  4,000   9,224
  #Nichias Corp.................................................  4,000  19,603
  #Nichicon Corp................................................  2,700  18,381
   Nichii Gakkan Co.............................................  1,600  14,572
   Nichirei Corp................................................ 11,000  60,677
   Nichireki Co., Ltd...........................................  2,000   9,482
  #Nidec Copal Corp.............................................  1,800  13,607
  #Nidec Tosok Corp.............................................  3,200  21,034
   Nifco, Inc...................................................  2,000  45,450
   Nihon Dempa Kogyo Co., Ltd...................................    600   6,513
   Nihon Eslead Corp............................................  1,000   8,605
  #Nihon M&A Center, Inc........................................    400  12,023
   Nihon Nohyaku Co., Ltd.......................................  5,000  22,178
   Nihon Parkerizing Co., Ltd...................................  2,000  30,184
   Nihon Unisys, Ltd............................................  2,075  15,087
   Nihon Yamamura Glass Co., Ltd................................  8,000  16,637
   Nikkiso Co., Ltd.............................................  4,000  47,764
   Nippo Corp...................................................  4,000  45,337
   Nippon Beet Sugar Manufacturing Co., Ltd.....................  5,000   9,578
   Nippon Carbon Co., Ltd.......................................  5,000   8,527
   Nippon Ceramic Co., Ltd......................................  1,000  13,390
  *Nippon Chemical Industrial Co., Ltd..........................  2,000   2,483
 #*Nippon Chemi-Con Corp........................................ 10,000  14,545
   Nippon Chemiphar Co., Ltd....................................  3,000  19,915
   Nippon Coke & Engineering Co., Ltd........................... 12,500  14,729
  *Nippon Columbia Co., Ltd.....................................  3,000     864
   Nippon Concrete Industries Co., Ltd..........................  3,000   9,316
   Nippon Denko Co., Ltd........................................  6,000  14,052

                                     1366

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
   Nippon Densetsu Kogyo Co., Ltd...............................  2,000 $18,200
   Nippon Denwa Shisetsu Co., Ltd...............................  5,000  15,212
   Nippon Filcon Co., Ltd.......................................  2,000   9,783
   Nippon Flour Mills Co., Ltd..................................  8,000  33,474
  #Nippon Gas Co., Ltd..........................................  2,000  34,966
  #Nippon Kasei Chemical Co., Ltd...............................  5,000   6,268
 #*Nippon Kinzoku Co., Ltd......................................  3,000   3,950
   Nippon Koei Co., Ltd.........................................  5,000  16,332
   Nippon Konpo Unyu Soko Co., Ltd..............................  4,000  48,195
   Nippon Koshuha Steel Co., Ltd................................ 10,000   9,156
  *Nippon Light Metal Holdings Co., Ltd......................... 31,000  27,986
  #Nippon Paper Group, Inc......................................  5,200  59,470
   Nippon Pillar Packing Co., Ltd...............................  2,000  12,487
  #Nippon Piston Ring Co., Ltd..................................  7,000  11,295
   Nippon Seiki Co., Ltd........................................  2,000  19,221
   Nippon Sharyo, Ltd...........................................  1,000   3,635
  *Nippon Sheet Glass Co., Ltd.................................. 35,000  28,989
   Nippon Shinyaku Co., Ltd.....................................  3,000  36,141
   Nippon Signal Co., Ltd.......................................  3,000  16,809
   Nippon Soda Co., Ltd.........................................  8,000  34,775
  #Nippon Suisan Kaisha, Ltd.................................... 18,600  40,774
   Nippon Synthetic Chemical Industry Co., Ltd. (The)...........  3,000  19,692
   Nippon Thompson Co., Ltd.....................................  3,000  10,380
   Nippon Valqua Industries, Ltd................................  6,000  16,096
  *Nippon Yakin Kogyo Co., Ltd..................................  4,000   3,562
   Nipro Corp...................................................  9,000  61,535
   Nishimatsu Construction Co., Ltd............................. 13,000  20,353
  #Nishimatsuya Chain Co., Ltd..................................  3,000  24,170
   Nissan Shatai Co., Ltd.......................................  2,000  21,885
   Nissei Corp..................................................  1,000   8,855
   Nissen Holdings Co., Ltd.....................................  1,600   6,248
 #*Nissha Printing Co., Ltd.....................................  3,000  22,920
   Nisshin Fudosan Co., Ltd.....................................  1,400   7,471
   Nisshin Oillio Group, Ltd. (The)............................. 10,000  36,818
 #*Nisshin Steel Holdings Co., Ltd..............................  3,548  23,511
   Nisshinbo Holdings, Inc......................................  8,000  52,337
   Nissin Electric Co., Ltd.....................................  1,000   5,787
   Nissin Kogyo Co., Ltd........................................  2,100  30,181
   Nitta Corp...................................................  1,300  19,997
   Nittan Valve Co., Ltd........................................  2,000   6,489
   Nittetsu Mining Co., Ltd.....................................  3,000  12,068
   Nitto Boseki Co., Ltd........................................ 18,000  59,178
   Nitto Kogyo Corp.............................................  3,000  45,936
   Nitto Seiko Co., Ltd.........................................  3,000   7,851
   Noevir Holdings Co., Ltd.....................................  1,100  16,807
   NOF Corp.....................................................  7,000  33,423
   Nomura Co., Ltd..............................................  4,000  14,464
   Noritake Co., Ltd............................................  8,000  18,658
   Noritsu Koki Co., Ltd........................................  1,200   4,813
   Noritz Corp..................................................  1,400  23,000
  *North Pacific Bank, Ltd...................................... 11,900  30,752
   NS Solutions Corp............................................  1,400  28,338
   NSD Co., Ltd.................................................  2,400  22,976
 #*NTN Corp..................................................... 21,000  37,674
   Obic Business Consultants Co., Ltd...........................    100   5,283
   Oenon Holdings, Inc..........................................  5,000  12,290
   Ogaki Kyoritsu Bank, Ltd. (The).............................. 16,000  56,324
  *Ohsho Food Service Corp......................................  1,100  26,608
   Oiles Corp...................................................  1,728  32,475
   Oita Bank, Ltd. (The)........................................ 10,000  33,584
   Okabe Co., Ltd...............................................  4,000  25,221

                                     1367

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
   Okamoto Industries, Inc......................................  6,000 $23,365
   Okamura Corp.................................................  3,000  21,770
   Okasan Securities Group, Inc................................. 10,000  37,778
  *Oki Electric Industry Co., Ltd............................... 29,000  29,134
   Okinawa Electric Power Co., Ltd..............................    877  26,860
  *OKK Corp.....................................................  5,000   5,700
   OKUMA Corp................................................... 11,000  67,231
   Okumura Corp.................................................  9,000  28,972
   Okura Industrial Co., Ltd....................................  4,000  10,884
   Okuwa Co., Ltd...............................................  2,000  26,934
   Olympic Corp.................................................  1,800  15,546
   ONO Sokki Co., Ltd...........................................  3,000  13,210
   Onoken Co., Ltd..............................................  2,000  15,993
   Onward Holdings Co., Ltd.....................................  6,000  44,427
   Organo Corp..................................................  4,000  23,625
   Origin Electric Co., Ltd.....................................  3,000  11,642
  *Osaka Securities Exchange Co., Ltd...........................      3  11,183
   Osaka Steel Co., Ltd.........................................    500   8,277
   Osaka Titanium Technologies Co., Ltd.........................  1,600  31,681
   Osaki Electric Co., Ltd......................................  3,000  16,090
   OSG Corp.....................................................  3,600  47,190
   Pacific Industrial Co., Ltd..................................  4,000  23,516
   Pacific Metals Co., Ltd......................................  8,000  27,195
  *Pal Co., Ltd.................................................    450  22,980
   Paltac Corp..................................................  2,500  36,614
   PanaHome Corp................................................  4,000  25,005
   Panasonic Industrial Devices SUNX Co., Ltd...................  2,700  10,892
   Panasonic Information Systems Co., Ltd.......................    400   9,591
   Paramount Bed Holdings Co., Ltd..............................  1,700  59,263
  #Parco Co., Ltd...............................................    400   4,198
   Paris Miki Holdings, Inc.....................................  1,000   5,436
   Pasco Corp...................................................  1,000   2,855
   Penta-Ocean Construction Co., Ltd............................ 18,000  43,285
   Pigeon Corp..................................................  1,300  59,900
   Pilot Corp...................................................     15  26,988
   Piolax, Inc..................................................  1,000  20,800
 #*Pioneer Electronic Corp...................................... 21,000  50,310
   Plenus Co., Ltd..............................................    500   8,134
  #Point, Inc...................................................    750  28,565
   Press Kogyo Co., Ltd.........................................  9,000  37,641
   Prima Meat Packers, Ltd......................................  5,000   9,027
   Raito Kogyo Co., Ltd.........................................  2,400  11,465
  *Rasa Industries, Ltd.........................................  3,000   2,671
  *Relo Holdings, Inc...........................................    600  19,956
   Rengo Co., Ltd............................................... 11,000  48,078
 #*Renown, Inc..................................................  3,000   3,904
   Resort Solution Co., Ltd.....................................  4,000   8,016
   Resorttrust, Inc.............................................  1,008  18,792
   Rheon Automatic Machinery Co., Ltd...........................  2,000   4,438
  #Rhythm Watch Co., Ltd........................................ 10,000  18,564
   Ricoh Leasing Co., Ltd.......................................  1,000  23,294
   Right On Co., Ltd............................................  1,125   9,291
   Riken Corp...................................................  7,000  23,435
   Riken Technos Corp...........................................  5,000  12,606
   Riken Vitamin Co., Ltd.......................................  2,000  52,554
  #Ringer Hut Co., Ltd..........................................  1,800  22,993
   Riso Kagaku Corp.............................................  1,400  22,714
   Rock Field Co., Ltd..........................................    300   5,382
   Roland Corp..................................................  2,000  13,409
   Roland DG Corp...............................................    900   9,716
   Round One Corp...............................................  5,300  26,815

                                     1368

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
  #Royal Holdings Co., Ltd......................................  2,000 $24,949
   Ryobi, Ltd................................................... 11,000  22,393
   Ryoden Trading Co., Ltd......................................  3,000  16,989
   Ryosan Co., Ltd..............................................  2,100  35,448
   Ryoyo Electro Corp...........................................  2,000  19,985
   S Foods, Inc.................................................  2,000  18,662
 #*Sagami Chain Co., Ltd........................................  2,000  16,238
   Saibu Gas Co., Ltd........................................... 24,000  63,142
  #Saizeriya Co., Ltd...........................................  1,700  23,884
   Sakai Chemical Industry Co., Ltd.............................  5,000  13,464
   Sakata INX Corp..............................................  3,000  14,831
   Sakata Seed Corp.............................................  2,000  25,844
   Sala Corp....................................................  4,000  24,576
   San-A Co., Ltd...............................................    200   7,765
   San-Ai Oil Co., Ltd..........................................  4,000  17,538
  #Sanden Corp..................................................  7,000  21,054
   Sangetsu Co., Ltd............................................  1,200  31,951
   San-in Godo Bank, Ltd. (The)................................. 10,000  69,169
   Sanken Electric Co., Ltd..................................... 10,000  31,238
   Sanki Engineering Co., Ltd...................................  5,000  23,110
   Sankyo Seiko Co., Ltd........................................  4,000  13,476
   Sankyo-Tateyama Holdings, Inc................................ 16,000  34,683
   Sankyu, Inc.................................................. 16,000  55,738
   Sanoh Industrial Co., Ltd....................................  3,000  17,705
   Sanshin Electronics Co., Ltd.................................  2,000  15,027
   Sanwa Holdings Corp..........................................  9,000  35,980
   Sanyo Chemical Industries, Ltd...............................  7,000  39,497
   Sanyo Denki Co., Ltd.........................................  4,000  21,675
  #Sanyo Shokai, Ltd............................................  4,000  11,776
   Sanyo Special Steel Co., Ltd.................................  6,000  17,890
   Sapporo Holdings, Ltd........................................ 17,000  47,475
   Sasebo Heavy Industries Co., Ltd.............................  7,000   6,231
   Sato Holdings Corp...........................................  2,100  29,224
   Sato Shoji Corp..............................................  2,000  12,016
   Satori Electric Co., Ltd.....................................  1,000   5,415
   Sawai Pharmaceutical Co., Ltd................................    400  44,187
   Saxa Holdings, Inc...........................................  4,000   6,561
   Secom Joshinetsu Co., Ltd....................................    900  23,386
   Seika Corp...................................................  8,000  20,843
   Seikagaku Corp...............................................  1,700  19,488
  #Seiko Epson Corp.............................................  6,500  36,148
  *Seiko Holdings Corp..........................................  3,307   8,707
   Seino Holdings Co., Ltd......................................  8,000  46,127
   Seiren Co., Ltd..............................................  2,000  12,465
   Sekisui Jushi Co., Ltd.......................................  2,000  19,492
   Sekisui Plastics Co., Ltd....................................  7,000  15,886
  #Senko Co., Ltd...............................................  6,000  24,282
   Senshu Electric Co., Ltd.....................................  1,000  11,709
  #Senshukai Co., Ltd...........................................  3,000  18,899
  *Seria Co., Ltd...............................................    600  12,131
  *Shibaura Mechatronics Corp...................................  4,000   6,664
   Shibusawa Warehouse Co., Ltd.................................  6,000  17,386
   Shibuya Kogyo Co., Ltd.......................................  2,100  23,691
   Shiga Bank, Ltd..............................................  3,000  19,624
   Shikibo, Ltd.................................................  9,000  10,706
   Shikoku Bank, Ltd............................................ 10,000  24,804
   Shikoku Chemicals Corp.......................................  3,000  16,287
  #Shima Seiki Manufacturing Co., Ltd...........................  1,200  15,272
   Shimachu Co., Ltd............................................  2,800  61,864
   Shimizu Bank, Ltd............................................    400  11,741
   Shinagawa Refractories Co., Ltd..............................  5,000   9,780

                                     1369

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
  #Shindengen Electric Manufacturing Co., Ltd...................  3,000 $ 6,960
   Shin-Etsu Polymer Co., Ltd...................................  5,000  16,671
   Shinkawa, Ltd................................................  1,000   4,277
   Shinko Electric Industries Co., Ltd..........................  6,300  39,226
   Shinko Plantech Co., Ltd.....................................  3,000  24,647
   Shinko Shoji Co., Ltd........................................  2,000  17,306
   Shinmaywa Industries, Ltd....................................  5,000  27,131
   Shinnihon Corp...............................................  4,000   9,316
   Shiroki Corp.................................................  7,000  15,297
   Shizuoka Gas Co., Ltd........................................  3,000  21,358
   SHO-BOND Holdings Co., Ltd...................................  2,000  60,486
   Shobunsha Publications, Inc..................................  1,300   8,603
   Shochiku Co., Ltd............................................  4,000  38,985
   Showa Corp...................................................  2,400  22,207
   Showa Sangyo Co., Ltd........................................ 10,000  33,437
  #Siix Corp....................................................  2,400  35,383
   Simplex Holdings, Inc........................................      3     913
   Sinanen Co., Ltd.............................................  3,000  12,824
   Sinfonia Technology Co., Ltd.................................  6,000  10,005
   Sintokogio, Ltd..............................................  2,638  18,617
   SKY Perfect JSAT Holdings, Inc...............................     39  17,820
   SMK Corp.....................................................  5,000  12,538
   Sohgo Security Services Co., Ltd.............................  3,700  51,995
   Sotetsu Holdings, Inc........................................ 10,000  33,937
   SRA Holdings, Inc............................................  1,000  10,900
   St. Marc Holdings Co., Ltd...................................    500  18,651
   Star Micronics Co., Ltd......................................  2,000  18,722
 #*Start Today Co., Ltd.........................................  1,900  20,820
   Starzen Co., Ltd.............................................  4,000  11,923
   Stella Chemifa Corp..........................................    900  16,909
   Sumida Corp..................................................  1,100   5,154
   Suminoe Textile Co., Ltd.....................................  5,000   9,272
 #*Sumiseki Holdings, Inc.......................................  2,300   2,014
   Sumitomo Bakelite Co., Ltd................................... 18,000  64,246
   Sumitomo Forestry Co., Ltd...................................  4,200  37,586
   Sumitomo Light Metal Industries, Ltd......................... 29,000  23,614
 #*Sumitomo Mitsui Construction Co., Ltd........................  9,660   6,057
   Sumitomo Osaka Cement Co., Ltd............................... 20,000  65,115
   Sumitomo Pipe & Tube Co., Ltd................................  3,000  21,019
   Sumitomo Precision Products Co., Ltd.........................  2,000   8,470
   Sumitomo Real Estate Sales Co., Ltd..........................    300  14,126
   Sumitomo Seika Chemicals Co., Ltd............................  4,000  13,987
   Sumitomo Warehouse Co., Ltd.................................. 11,000  46,021
   SWCC Showa Holdings Co., Ltd................................. 12,000   8,568
 #*SxL Corp.....................................................  3,000   4,750
   Systena Corp.................................................     13  11,215
   T. Hasegawa Co., Ltd.........................................  1,600  20,258
   T. RAD Co., Ltd..............................................  5,000  11,415
   Tachi-S Co., Ltd.............................................  2,100  38,537
   Tadano, Ltd..................................................  6,000  44,264
   Taihei Dengyo Kaisha, Ltd....................................  3,000  19,389
   Taiho Kogyo Co., Ltd.........................................  1,900  18,397
   Taikisha, Ltd................................................  2,000  42,464
   Taiko Bank, Ltd. (The).......................................  1,000   2,457
   Taiyo Holdings Co., Ltd......................................    400  11,255
   Taiyo Yuden Co., Ltd.........................................  7,500  63,627
   Takamatsu Construction Group Co., Ltd........................  1,600  26,216
 #*Takaoka Toko Holdings Co., Ltd...............................    400   5,862
   Takara Holdings, Inc.........................................  4,000  29,963
  *Takara Leben Co., Ltd........................................    900   9,649
   Takara Standard Co., Ltd.....................................  5,000  37,523

                                     1370

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
JAPAN -- (Continued)
   Takasago International Corp.................................  7,000 $ 35,648
   Takasago Thermal Engineering Co., Ltd.......................  6,000   47,211
  #Takashima & Co., Ltd........................................  4,000   13,436
   Takiron Co., Ltd............................................  3,000   10,709
   Takuma Co., Ltd.............................................  6,000   30,537
   Tamron Co., Ltd.............................................    400   10,871
  #Tamura Corp.................................................  4,000    8,767
 #*Teac Corp...................................................  5,000    1,628
   TECHNO ASSOCIE Co., Ltd.....................................  1,800   14,341
   Tecmo Koei Holdings Co., Ltd................................  3,000   24,556
   Teikoku Tsushin Kogyo Co., Ltd..............................  4,000    6,612
   Tekken Corp................................................. 11,000   14,056
  #Temp Holdings Co., Ltd......................................  1,700   20,425
   Tenma Corp..................................................  2,000   19,847
   T-Gaia Corp.................................................  1,200   11,540
   TKC Corp....................................................  1,200   23,423
   TOA Corp.................................................... 12,000   17,154
  #TOA ROAD Corp...............................................  3,000    8,005
   Toagosei Co., Ltd........................................... 25,000  101,923
  *Tobishima Corp..............................................  2,400    2,226
   TOC Co., Ltd................................................  5,000   26,626
   Tocalo Co., Ltd.............................................  1,000   14,534
   Tochigi Bank, Ltd...........................................  7,000   24,566
   Toda Corp................................................... 17,000   51,330
   Toei Co., Ltd...............................................  5,000   27,432
   Toenec Corp.................................................  3,000   16,460
   Toho Bank, Ltd.............................................. 14,000   46,820
   Toho Holdings Co., Ltd......................................  1,600   32,707
   Toho Titanium Co., Ltd......................................    900    8,003
  #Toho Zinc Co., Ltd..........................................  6,000   20,381
   Tohoku Bank, Ltd. (The).....................................  8,000   11,530
   Tokai Carbon Co., Ltd....................................... 13,000   41,765
   TOKAI Holdings Corp.........................................  5,000   20,353
   Tokai Rika Co., Ltd.........................................  1,700   21,335
   Tokai Rubber Industries, Ltd................................  2,700   23,919
   Tokai Tokyo Financial Holdings, Inc......................... 19,000   68,455
   Token Corp..................................................    170    7,465
 #*Toko, Inc...................................................  8,000   18,346
   Tokushu Tokai Paper Co., Ltd................................  5,189   12,799
  #Tokuyama Corp............................................... 20,000   38,375
 #*Tokyo Dome Corp............................................. 16,000   53,946
   Tokyo Energy & Systems, Inc.................................  2,000    8,711
  *Tokyo Kikai Seisakusho, Ltd.................................  6,000    2,929
   Tokyo Ohka Kogyo Co., Ltd...................................  2,700   55,049
   Tokyo Rakutenchi Co., Ltd...................................  5,000   18,744
  #Tokyo Rope Manufacturing Co., Ltd...........................  4,000    4,416
   Tokyo Seimitsu Co., Ltd.....................................  2,300   34,752
   Tokyo Steel Manufacturing Co., Ltd..........................  5,800   18,634
   Tokyo Tekko Co., Ltd........................................  3,000   10,340
   Tokyo Theatres Co., Inc.....................................  6,000    7,666
   Tokyo Tomin Bank, Ltd.......................................  1,000    8,608
  #Tokyotokeiba Co., Ltd.......................................  7,000   10,439
   Tokyu Community Corp........................................  1,000   35,877
   Tokyu Construction Co., Ltd.................................  5,880   10,751
   Tokyu Livable, Inc..........................................  1,800   23,438
  #Tokyu Recreation Co., Ltd...................................  3,000   17,273
   Toli Corp...................................................  6,000   12,320
   Tomato Bank, Ltd............................................  9,000   15,910
   Tomen Electronics Corp......................................    800   10,151
   TOMONY Holdings, Inc........................................ 10,000   41,969
  #Tomy Co., Ltd...............................................  3,317   18,304

                                     1371

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 Shares Value++
                                                                 ------ -------
JAPAN -- (Continued)
   Tonami Holdings Co., Ltd.....................................  3,000 $ 6,656
   Topcon Corp..................................................  1,200   5,693
   Toppan Forms Co., Ltd........................................  2,300  21,666
   Topre Corp...................................................  1,200  10,362
   Topy Industries, Ltd......................................... 16,000  31,078
   Torishima Pump Manufacturing Co., Ltd........................  2,000  13,977
   Toshiba Machine Co., Ltd.....................................  5,000  21,689
   Toshiba Plant Systems & Services Corp........................  4,000  54,120
   Toshiba TEC Corp.............................................  8,000  37,386
   Tosho Printing Co., Ltd......................................  5,000   7,836
   Tosoh Corp...................................................  5,000   9,788
   Totetsu Kogyo Co., Ltd.......................................  3,000  34,364
   Tottori Bank, Ltd............................................  6,000  12,333
   Touei Housing Corp...........................................    900   9,580
   Towa Bank, Ltd............................................... 10,000   9,890
   Towa Pharmaceutical Co., Ltd.................................    900  57,188
   Toyo Construction Co., Ltd...................................  3,600  10,974
   Toyo Corp....................................................  3,000  34,300
   Toyo Electric Manufacturing Co., Ltd.........................  5,000  13,702
   Toyo Engineering Corp........................................ 11,000  45,530
   Toyo Ink SC Holdings Co., Ltd................................ 15,000  55,270
   Toyo Kanetsu K.K............................................. 12,000  23,322
   Toyo Kohan Co., Ltd..........................................  3,000   7,486
   Toyo Securities Co., Ltd.....................................  5,000   8,612
   Toyo Tanso Co., Ltd..........................................    300   5,691
   Toyo Tire & Rubber Co., Ltd.................................. 11,205  27,223
   Toyobo Co., Ltd.............................................. 44,000  48,491
   TPR Co., Ltd.................................................  2,100  23,511
   Transcosmos, Inc.............................................  1,100  12,252
   Trusco Nakayama Corp.........................................  1,400  25,240
   TS Tech Co., Ltd.............................................  2,200  37,473
   TSI Holdings Co., Ltd........................................  6,525  39,822
   Tsubakimoto Chain Co.........................................  9,000  44,091
  #Tsugami Corp.................................................  5,000  31,193
   Tsukishima Kikai Co., Ltd....................................  3,000  25,383
   Tsukuba Bank, Ltd. (The).....................................  1,700   5,453
   Tsurumi Manufacturing Co., Ltd...............................  2,000  15,032
   Tsutsumi Jewelry Co., Ltd....................................    800  18,371
   TV Asahi Corp................................................    300   3,868
   Ube Material Industries, Ltd.................................  6,000  16,375
   Uchida Yoko Co., Ltd.........................................  4,000  10,875
  *Ulvac, Inc...................................................  1,900  12,029
   Uniden Corp..................................................  2,000   4,669
   Union Tool Co................................................    400   6,057
   Unipres Corp.................................................  2,300  53,022
  #United Arrows, Ltd...........................................  1,200  30,747
  *Unitika, Ltd................................................. 33,000  16,528
   U-Shin, Ltd..................................................  2,000   8,577
   Valor Co., Ltd...............................................  2,000  34,201
   Vital KSK Holdings, Inc......................................  2,800  28,359
   Wacom Co., Ltd...............................................     14  40,665
   Warabeya Nichiyo Co., Ltd....................................  1,200  24,504
  #WATAMI Co., Ltd..............................................  1,400  31,315
   Wood One Co., Ltd............................................  3,000   8,454
   Xebio Co., Ltd...............................................  1,500  29,351
   Yachiyo Bank, Ltd. (The).....................................    300   5,356
   Yamabiko Corp................................................    615   7,919
   Yamagata Bank, Ltd........................................... 11,000  48,511
  *Yamaichi Electronics Co., Ltd................................  1,600   2,591
   Yamanashi Chuo Bank, Ltd..................................... 11,000  44,522
   Yamazen Co., Ltd.............................................  3,000  18,494

                                     1372

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             Shares   Value++
                                                             ------ -----------
JAPAN -- (Continued)
   Yaoko Co., Ltd...........................................    500 $    20,424
   Yasuda Warehouse Co., Ltd. (The).........................  2,000      13,137
   Yellow Hat, Ltd..........................................  1,800      24,156
   Yodogawa Steel Works, Ltd................................  9,000      28,985
   Yokohama Reito Co., Ltd..................................  3,000      20,374
   Yokowo Co., Ltd..........................................  1,700       8,230
   Yomeishu Seizo Co., Ltd..................................  2,000      17,652
   Yomiuri Land Co., Ltd....................................  3,000       9,466
   Yondenko Corp............................................  2,100       7,608
   Yonekyu Corp.............................................  2,000      16,248
   Yorozu Corp..............................................  1,900      28,194
  #Yoshinoya Holdings Co., Ltd..............................     23      29,169
   Yuasa Trading Co., Ltd................................... 18,000      29,794
   Yurtec Corp..............................................  4,000      13,398
   Yusen Logistics Co., Ltd.................................    600       5,082
   Yushiro Chemical Industry Co., Ltd.......................  1,000       9,591
   Zenrin Co., Ltd..........................................  1,800      22,051
  #Zensho Co., Ltd..........................................  2,100      25,541
   ZERIA Pharmaceutical Co., Ltd............................  2,000      31,944
   Zuken, Inc...............................................  2,000      12,535
                                                                    -----------
TOTAL JAPAN.................................................         19,057,964
                                                                    -----------
NETHERLANDS -- (2.0%)
   Aalberts Industries NV...................................  5,881     106,900
   Accell Group NV..........................................  1,850      30,513
  *AFC Ajax NV..............................................    864       7,660
 #*AMG Advanced Metallurgical Group NV......................  1,768      13,859
  *Amsterdam Commodities NV.................................    251       4,525
   APERAM NV................................................  3,991      57,877
   Arcadis NV...............................................  3,526      75,327
  #ASM International NV.....................................  5,088     161,100
  #BE Semiconductor Industries NV...........................  1,100       7,421
   Beter Bed Holding NV.....................................  1,357      25,077
   BinckBank NV.............................................  3,663      29,364
   Brunel International NV..................................  1,355      65,334
   CSM NV...................................................  4,554      93,019
   Delta Lloyd NV...........................................  3,004      49,958
   Exact Holding NV.........................................    619      13,890
  *Grontmij NV..............................................  2,730      10,280
  #Heijmans NV..............................................    418       3,546
   Hunter Douglas NV........................................    130       4,815
   KAS Bank NV..............................................    488       4,896
   Kendrion NV..............................................    133       2,686
  #Koninklijke Bam Groep NV................................. 16,807      62,560
   Koninklijke Ten Cate NV..................................  1,992      44,159
  #Koninklijke Wessanen NV..................................  2,173       6,143
 #*LBi International NV.....................................  4,923      18,228
   Macintosh Retail Group NV................................    944      10,656
   Mediq NV.................................................  3,763      61,076
   Nutreco NV...............................................  4,330     324,341
  *Ordina NV................................................  2,349       3,108
  *PostNL NV................................................ 30,622     120,845
  *Roto Smeets Group NV.....................................    354       3,415
   Royal Imtech NV..........................................  8,616     216,584
  *SBM Offshore NV..........................................  4,668      61,108
   Sligro Food Group NV.....................................  1,176      32,011
 #*SNS Reaal Groep NV....................................... 15,156      22,316
   Telegraaf Media Groep NV.................................  1,964      18,235
   TKH Group NV.............................................  2,994      68,497
 #*TomTom NV................................................  8,009      39,994
   Unit4 NV.................................................  1,693      46,497

                                     1373

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
NETHERLANDS -- (Continued)
   USG People NV.............................................  4,526 $   31,790
                                                                     ----------
TOTAL NETHERLANDS............................................         1,959,610
                                                                     ----------
NEW ZEALAND -- (0.9%)
   Air New Zealand, Ltd...................................... 25,682     26,162
   Briscoe Group, Ltd........................................ 15,371     26,907
  *Cavalier Corp., Ltd.......................................  8,600     13,364
   Chorus, Ltd...............................................  8,097     22,493
   Ebos Group, Ltd...........................................  1,630     10,998
  *Fisher & Paykel Appliances Holdings, Ltd.................. 46,520     48,795
   Fisher & Paykel Healthcare Corp., Ltd..................... 31,547     60,948
   Freightways, Ltd..........................................  8,779     30,894
   Hallenstein Glasson Holdings, Ltd.........................  5,327     21,765
  *Heartland New Zealand, Ltd................................  5,841      3,311
   Infratil, Ltd............................................. 26,812     49,827
   Mainfreight, Ltd..........................................  3,992     34,944
   New Zealand Refining Co., Ltd............................. 13,533     31,388
  #Nuplex Industries, Ltd.................................... 10,687     26,520
   NZX, Ltd..................................................  1,875      1,925
  #Port of Tauranga, Ltd.....................................  7,100     75,563
  *Pumpkin Patch, Ltd........................................  7,400      7,606
  *Pyne Gould Guinness, Ltd.................................. 10,577      2,951
  #Ryman Healthcare, Ltd..................................... 20,343     67,713
   Sanford, Ltd..............................................  6,562     23,475
   Sky Network Television, Ltd............................... 13,395     59,159
   SKYCITY Entertainment Group, Ltd.......................... 36,975    117,931
  #Steel & Tube Holdings, Ltd................................  5,579      9,946
   Tower, Ltd................................................ 11,085     17,586
  #TrustPower, Ltd...........................................  4,827     33,891
   Vector, Ltd............................................... 15,602     34,873
   Warehouse Group, Ltd......................................  5,475     14,174
                                                                     ----------
TOTAL NEW ZEALAND............................................           875,109
                                                                     ----------
NORWAY -- (0.9%)
  *Algeta ASA................................................  1,657     44,567
 #*Archer, Ltd...............................................  6,888      9,104
   Atea ASA..................................................  5,000     52,968
   Austevoll Seafood ASA.....................................  5,800     27,453
   BW Offshore, Ltd.......................................... 18,600     10,942
  *BWG Homes ASA.............................................  7,338     15,006
   Cermaq ASA................................................  3,800     52,002
  *Clavis Pharma ASA.........................................  1,911     22,689
   Copeinca ASA..............................................    970      7,522
 #*DOF ASA...................................................  2,500     10,316
   Ekornes ASA...............................................  1,600     24,468
  *Electromagnetic GeoServices ASA...........................  4,467      9,730
   EVRY ASA..................................................  3,410      5,013
   Farstad Shipping ASA......................................    800     17,122
 #*Frontline, Ltd............................................  1,361      4,267
   Ganger Rolf ASA...........................................  1,960     41,177
  *Golden Ocean Group, Ltd................................... 12,836      9,711
  *Hoegh LNG Holdings, Ltd...................................    531      3,907
 #*Kongsberg Automotive Holding ASA.......................... 11,000      3,316
   Kvaerner ASA.............................................. 10,879     27,612
   Leroey Seafood Group ASA..................................    800     16,487
 #*Nordic Semiconductor ASA.................................. 10,897     31,427
 #*Norse Energy Corp. ASA....................................  1,501        363
 #*Norske Skogindustrier ASA Series A........................  7,000      5,867
  *Northland Resources SA....................................    200        152
  *Norwegian Air Shuttle ASA.................................  1,507     32,574
 #*Norwegian Energy Co. ASA..................................  1,598      1,020

                                     1374

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
NORWAY -- (Continued)
   Odfjell ASA Series A.......................................   1,000 $  3,186
   Opera Software ASA.........................................   2,277   12,532
 #*Panoro Energy ASA..........................................   1,501    1,036
  *Pronova BioPharma ASA......................................   6,795   13,444
   Prosafe ASA................................................   7,433   61,815
  *Sevan Drilling AS..........................................   9,246    7,160
 #*Sevan Marine ASA...........................................   1,337    3,529
  *Siem Offshore, Inc. ASA....................................   9,787   13,240
   Solstad Offshore ASA.......................................   1,000   14,828
 #*Songa Offshore SE..........................................  10,265   12,594
   SpareBank 1 SMN............................................   8,076   52,327
  *SpareBank 1 SR Bank ASA....................................     235    1,517
   Stolt-Nielsen, Ltd.........................................   1,022   18,737
  *Storebrand ASA.............................................   1,579    7,946
   Tomra Systems ASA..........................................  14,102  115,852
   TTS Marine ASA.............................................   1,100    1,820
   Veidekke ASA...............................................   4,900   40,801
  *Wilh Wilhelmsen ASA........................................     988    7,049
   Wilh Wilhelmsen Holding ASA................................   2,050   46,097
                                                                       --------
TOTAL NORWAY..................................................          922,292
                                                                       --------
PORTUGAL -- (0.3%)
   Altri SGPS SA..............................................   7,954   14,024
 #*Banco BPI SA...............................................  16,849   18,792
 #*Banco Comercial Portugues SA............................... 289,625   26,337
  *Banco Espirito Santo SA....................................  46,484   45,240
   Mota-Engil SGPS SA.........................................   4,552    7,708
   Portucel-Empresa Produtora de Pasta de Papel SA............  20,700   57,726
   REN - Redes Energeticas Nacionais SGPS SA..................  15,049   38,825
   Sociedade de Investimento e Gestao SGPS SA.................   6,200   43,878
 #*Sonae Industria SGPS SA....................................   2,500    1,698
   Sonae SGPS SA..............................................  53,752   39,902
   Sonaecom SGPS SA...........................................   8,301   15,083
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA..................................................   7,743   24,566
                                                                       --------
TOTAL PORTUGAL................................................          333,779
                                                                       --------
SINGAPORE -- (1.6%)
  *Banyan Tree Holdings, Ltd..................................   7,000    3,832
  *Biosensors International Group, Ltd........................  50,000   44,305
   Boustead Singapore, Ltd....................................  22,000   17,128
   Bukit Sembawang Estates, Ltd...............................   7,500   33,034
  *Bund Center Investment, Ltd................................ 108,000   15,484
   Cerebos Pacific, Ltd.......................................  15,000   81,047
   CH Offshore, Ltd...........................................  17,400    7,411
   China Aviation Oil Singapore Corp., Ltd....................   8,000    6,344
   Chuan Hup Holdings, Ltd....................................  87,000   19,970
  *Cosco Corp Singapore, Ltd..................................  56,000   40,199
   Creative Technology, Ltd...................................   2,650    6,794
   CSE Global, Ltd............................................  20,000   14,155
   CWT, Ltd...................................................  12,000   12,258
  *Delong Holdings, Ltd.......................................  17,000    3,869
   Ezion Holdings, Ltd........................................  44,000   46,442
  *Ezra Holdings, Ltd.........................................  49,600   45,126
  *Falcon Energy Group, Ltd...................................  21,000    4,100
  #Fragrance Group, Ltd.......................................  82,000   17,750
   GK Goh Holdings, Ltd.......................................  17,000   10,322
   GMG Global, Ltd............................................ 275,000   28,316
   Goodpack, Ltd..............................................  14,000   22,222
   GuocoLand, Ltd.............................................  11,000   19,506
   GuocoLeisure, Ltd..........................................  12,000    6,085
   Hi-P International, Ltd....................................  23,000   13,503

                                     1375

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
SINGAPORE -- (Continued)
   Ho Bee Investment, Ltd...................................  14,000 $   16,880
  *Hong Fok Corp., Ltd......................................  49,200     20,278
   Hong Leong Asia, Ltd.....................................   8,000     11,037
   Hotel Grand Central, Ltd.................................  32,939     24,362
   Hotel Properties, Ltd....................................  17,200     37,134
   Hwa Hong Corp., Ltd......................................  59,000     17,486
  #Hyflux, Ltd..............................................  45,500     50,160
  *Indofood Agri Resources, Ltd.............................  28,000     28,811
  *Jaya Holdings, Ltd.......................................  22,000      9,987
   K1 Ventures, Ltd......................................... 120,000     12,286
   M1, Ltd..................................................  17,000     36,344
  *Manhattan Resources, Ltd.................................  23,000      9,220
   Metro Holdings, Ltd......................................  49,200     31,816
   Midas Holdings, Ltd...................................... 114,000     37,638
  *Oceanus Group, Ltd.......................................  40,000      1,011
   Orchard Parade Holdings, Ltd.............................  11,239     23,418
   OSIM International, Ltd..................................  18,000     23,904
  *Otto Marine, Ltd.........................................  48,000      3,298
   Pan Pacific Hotels Group, Ltd............................  37,500     69,570
   Petra Foods, Ltd.........................................  20,000     42,886
  #Raffles Education Corp., Ltd.............................  49,200     13,272
   Raffles Medical Group, Ltd...............................   9,000     18,032
   Rotary Engineering, Ltd..................................  17,000      5,836
   SBS Transit, Ltd.........................................  23,000     27,597
   SC Global Developments, Ltd..............................   8,000      7,318
   Sinarmas Land, Ltd....................................... 108,000     24,462
   Singapore Post, Ltd......................................  61,000     56,974
   Stamford Land Corp., Ltd.................................  12,000      5,454
   STX OSV Holdings, Ltd....................................  33,000     41,204
 #*Sunvic Chemical Holdings, Ltd............................  40,000     11,739
   Super Group, Ltd.........................................  13,000     25,966
 #*Swiber Holdings, Ltd.....................................  10,000      4,740
   Tat Hong Holdings, Ltd...................................  17,000     18,313
  *Triyards Holdings, Ltd...................................   4,960      3,314
   Tuan Sing Holdings, Ltd..................................  44,628     11,092
   United Engineers, Ltd....................................  11,000     22,221
   UOB-Kay Hian Holdings, Ltd...............................  30,000     39,423
   Venture Corp., Ltd.......................................  13,000     81,369
   WBL Corp., Ltd...........................................  22,000     63,754
   Wheelock Properties, Ltd.................................  20,000     29,672
   Wing Tai Holdings, Ltd...................................  22,970     32,504
   Yongnam Holdings, Ltd....................................  70,000     13,487
                                                                     ----------
TOTAL SINGAPORE.............................................          1,584,471
                                                                     ----------
SPAIN -- (1.7%)
   Abengoa SA...............................................   2,121      7,424
  *Abengoa SA Series B......................................   8,484     29,394
  *Acerinox SA..............................................   3,325     34,707
   Adveo Group International SA.............................     733     10,790
  *Almirall SA..............................................   3,562     31,897
  *Amper SA.................................................   1,760      4,316
   Antena 3 de Television SA................................   3,640     14,609
  *Azkoyen SA...............................................   2,184      4,716
   Bankinter SA.............................................  16,648     66,124
  *Baron de Ley SA..........................................      67      3,785
  #Bolsas y Mercados Espanoles SA...........................   4,485     96,909
  *Campofrio Food Group SA..................................   1,577     11,557
  *Cementos Portland Valderrivas SA.........................   1,167      5,602
  *Codere SA................................................     767      3,218
   Construcciones y Auxiliar de Ferrocarriles SA............     137     65,227
  *Deoleo SA................................................   8,137      3,483

                                     1376

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              Shares  Value++
                                                              ------ ----------
SPAIN -- (Continued)
   Duro Felguera SA..........................................  2,827 $   17,113
   Ebro Foods SA.............................................  8,430    154,838
   Elecnor SA................................................  1,707     20,291
   Ence Energia y Celulosa SA................................  9,439     23,045
  *Ercros SA.................................................  3,027      2,095
   Faes Farma SA.............................................  8,546     14,808
   Fomento de Construcciones y Contratas SA..................  1,855     24,303
   Gamesa Corp Tecnologica SA................................  8,665     17,703
   Grupo Catalana Occidente SA...............................  3,722     60,781
  *Grupo Ezentis SA.......................................... 13,800      3,187
   Iberpapel Gestion SA......................................    936     16,009
   Indra Sistemas SA.........................................  8,172     93,504
  *Inmobiliaria Colonial SA..................................     25         49
  *Jazztel P.L.C............................................. 11,098     73,568
  *La Seda de Barcelona SA...................................  2,290      3,173
   Mediaset Espana Comunicacion SA........................... 12,622     67,935
   Melia Hotels International SA.............................  4,123     30,681
   Miquel y Costas & Miquel SA...............................    740     20,157
  *NH Hoteles SA.............................................  5,825     21,148
   Obrascon Huarte Lain SA...................................  3,159     82,811
   Papeles y Cartones de Europa SA...........................  2,697      6,484
   Pescanova SA..............................................  1,077     19,992
  *Promotora de Informaciones SA Series A.................... 12,732      5,551
   Prosegur Cia de Seguridad SA.............................. 22,000    120,029
  *Realia Business SA........................................  4,187      3,203
 #*Sacyr Vallehermoso SA.....................................  7,012     13,971
  *Sociedad Nacional Industrias Aplicaciones Celulosa
    Espanola SA..............................................  4,714      4,947
   Tecnicas Reunidas SA......................................  1,472     72,507
  *Tubacex SA................................................  5,465     14,106
   Tubos Reunidos SA.........................................  8,287     20,671
   Vidrala SA................................................  1,160     29,998
   Viscofan SA...............................................  4,280    207,373
  *Zeltia SA................................................. 12,166     20,858
                                                                     ----------
TOTAL SPAIN..................................................         1,680,647
                                                                     ----------
SWEDEN -- (3.3%)
   Aarhuskarlshamn AB........................................  1,961     77,248
  *Active Biotech AB.........................................  1,480     13,615
   AddTech AB Series B.......................................  2,500     62,329
   AF AB Series B............................................  2,682     59,574
 #*Alliance Oil Co., Ltd. SDR................................  3,204     24,654
  *Anoto Group AB............................................  7,000      2,525
  *Atrium Ljungberg AB Series B..............................    798     10,493
   Avanza Bank Holding AB....................................  1,713     33,671
   Axfood AB.................................................  1,800     66,632
  #Axis Communications AB....................................  2,100     49,086
   B&B Tools AB Series B.....................................  2,500     17,165
   BE Group AB...............................................  2,600      6,348
   Beijer Alma AB............................................  1,700     28,631
  *Betsson AB................................................  3,029     82,764
   Bilia AB Series A.........................................  2,065     26,509
  #Billerud AB...............................................  7,246     69,120
   BioGaia AB Series B.......................................  1,689     43,665
   Bure Equity AB............................................  1,767      6,128
   Cantena AB................................................  1,487     13,059
   Castellum AB..............................................  9,367    125,557
  *CDON Group AB.............................................  5,438     30,562
   Clas Ohlson AB Series B...................................  2,530     32,337
  *Cloetta AB................................................    960      2,019
  #Concentric AB.............................................  3,360     25,328
  *Dios Fastigheter AB.......................................  1,539      7,996

                                     1377

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              Shares  Value++
                                                              ------ ----------
SWEDEN -- (Continued)
   Duni AB...................................................    668 $    6,054
 #*Eniro AB..................................................    744      1,049
   Fabege AB.................................................  8,688     86,286
  *Fastighets AB Balder Series B.............................  2,430     13,326
   G & L Beijer AB Series B..................................  1,786     27,775
   Gunnebo AB................................................  3,000     11,623
   Hakon Invest AB...........................................  3,295     56,624
  #Haldex AB.................................................  3,360     14,682
   Hexpol AB.................................................  2,066     92,382
  *HIQ International AB......................................  1,000      4,565
   Hoganas AB Series B.......................................  2,683     89,476
   Holmen AB Series B........................................  5,220    153,831
   Husqvarna AB Series A.....................................  2,965     17,194
   Husqvarna AB Series B..................................... 22,520    130,811
   Industrial & Financial Systems AB Series B................  1,012     15,591
   Indutrade AB..............................................    490     13,746
   Intrum Justitia AB........................................  5,500     79,581
   JM AB.....................................................  5,312     95,685
 #*KappAhl AB................................................  2,000      1,443
   Klovern AB................................................  1,714      6,639
   Kungsleden AB.............................................  7,974     39,004
   Lagercrantz Group AB Series B.............................  2,500     22,382
  #Lindab International AB...................................  5,462     40,996
   Loomis AB Series B........................................  3,493     48,001
   Meda AB Series A..........................................  3,978     40,755
  *Medivir AB Series B.......................................    893      8,150
   Mekonomen AB..............................................  1,400     39,257
 #*Micronic Mydata AB........................................  2,400      3,726
   NCC AB Series B...........................................  8,486    159,003
  *Net Entertainment NE AB...................................  1,424     15,713
 #*Net Insight AB Series B................................... 11,409      2,719
   New Wave Group AB Series B................................  2,000      6,059
  #NIBE Industrier AB Series B...............................  4,215     63,826
 #*Nobia AB..................................................  8,067     32,504
   Nolato AB Series B........................................  1,100     12,759
   Nordnet AB Series B.......................................  2,986      7,397
   Oriflame Cosmetics SA SDR.................................  2,207     60,989
  *PA Resources AB...........................................  9,100        620
   Peab AB Series B.......................................... 14,480     68,378
   Proffice AB Series B......................................  2,061      5,967
  *Rezidor Hotel Group AB....................................  3,516     12,517
   Saab AB Series B..........................................  3,366     64,038
 #*SAS AB....................................................  7,999      7,788
  *Securitas AB Series B..................................... 11,070     80,620
   Skistar AB................................................  1,500     18,025
  #SSAB AB Series A.......................................... 10,488     75,134
   SSAB AB Series B..........................................  5,703     35,270
   Sweco AB Series B.........................................  1,500     15,799
  *Swedish Orphan Biovitrum AB...............................  8,270     46,696
   Trelleborg AB Series B.................................... 14,007    152,631
   Unibet Group P.L.C. SDR...................................  1,751     49,382
   Wallenstam AB Series B....................................  5,304     58,304
   Wihlborgs Fastigheter AB..................................  3,900     59,532
                                                                     ----------
TOTAL SWEDEN.................................................         3,189,319
                                                                     ----------
SWITZERLAND -- (3.9%)
   Acino Holding AG..........................................    184     22,561
  *AFG Arbonia-Forster Holding AG............................    457     10,358
   Allreal Holding AG........................................    856    129,414
   AMS AG....................................................    575     61,253
   APG SGA SA................................................     64     12,193

                                     1378

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                Shares Value++
                                                                ------ --------
SWITZERLAND -- (Continued)
   Ascom Holding AG............................................  1,474 $ 12,608
  *Autoneum Holding AG.........................................    254   12,991
  #Bachem Holdings AG..........................................    343   13,755
   Bank Coop AG................................................    580   34,376
   Banque Cantonale de Geneve SA...............................     85   18,807
   Banque Privee Edmond de Rothschild SA.......................      1   20,384
  *Basilea Pharmaceutica AG....................................    287   14,114
   Belimo Holdings AG..........................................     34   59,926
   Bell AG.....................................................      6   12,756
   Bellevue Group AG...........................................    298    2,973
   Berner Kantonalbank AG......................................    278   75,708
   BKW AG......................................................    405   15,668
  *Bobst Group AG..............................................    800   24,428
   Bossard Holding AG..........................................     78   10,460
   Bucher Industries AG........................................    416   78,060
   Burckhardt Compression Holding AG...........................    162   46,432
  *Charles Voegele Holding AG..................................    750   13,313
   Cie Financiere Tradition SA.................................     66    4,004
   Clariant AG................................................. 15,895  170,331
   Coltene Holding AG..........................................    250    7,272
   Conzzeta AG.................................................     27   49,628
   Daetwyler Holding AG........................................    296   25,752
 #*Dufry AG....................................................    720   91,575
  #EFG International AG........................................  3,568   32,631
   Emmi AG.....................................................    111   27,573
   Energiedienst Holding AG....................................  1,000   45,386
   Flughafen Zuerich AG........................................    262  112,121
   Forbo Holding AG............................................     82   51,824
   Galenica Holding AG.........................................    218  128,030
  *GAM Holding AG.............................................. 12,356  172,804
   Gategroup Holding AG........................................  1,678   44,472
   George Fisher AG............................................    344  120,866
   Gurit Holding AG............................................     25   10,191
   Helvetia Holding AG.........................................    360  126,412
   Huber & Suhner AG...........................................    649   28,859
   Implenia AG.................................................    654   27,768
   Inficon Holding AG..........................................    149   31,874
   Intershop Holding AG........................................     59   20,527
   Kaba Holding AG.............................................    116   43,863
  *Kardex AG...................................................    430   11,349
   Komax Holding AG............................................    205   14,910
   Kudelski SA.................................................  1,700   18,588
  *Kuoni Reisen Holding AG Series B............................    311   83,167
  #LEM Holding SA..............................................     42   21,114
  *Liechtensteinische Landesbank AG............................    235    7,664
  #Logitech International SA................................... 10,861   78,654
   Lonza Group AG..............................................  3,028  153,575
   Luzerner Kantonalbank AG....................................    200   72,378
   Metall Zug AG...............................................     12   25,230
 #*Meyer Burger Technology AG..................................  2,858   27,773
   Micronas Semiconductor Holding AG...........................    800    6,879
   Mobilezone Holding AG.......................................    827    8,661
   Mobimo Holding AG...........................................    367   85,107
   Nobel Biocare Holding AG....................................  5,712   51,168
  *OC Oerlikon Corp. AG........................................ 15,998  161,126
   Panalpina Welttransport Holding AG..........................    751   71,033
   Phoenix Mecano AG...........................................     50   24,670
   PSP Swiss Property AG.......................................    148   13,592
   PubliGroupe SA..............................................     72    9,806
   Rieters Holdings AG.........................................    254   40,616
   Romande Energie Holding SA..................................     27   34,738

                                     1379

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             Shares   Value++
                                                             ------- ----------
SWITZERLAND -- (Continued)
   Schmolz & Bickenbach AG..................................   4,210 $   15,921
   Schweiter Technologies AG................................      84     41,354
   Schweizerische National-Versicherungs-Gesellschaft AG....     630     25,485
  *Siegfried Holding AG.....................................     100     12,466
   St. Galler Kantonalbank AG...............................     170     69,704
   Straumann Holding AG.....................................     312     38,446
   Swiss Life Holding AG....................................     792    100,019
   Swisslog Holding AG......................................  16,104     17,300
   Swissquote Group Holding SA..............................     538     16,611
   Tecan Group AG...........................................     607     45,296
  *Temenos Group AG.........................................   3,482     57,360
  *Valartis Group AG........................................     200      3,979
   Valiant Holding AG.......................................     579     57,029
   Valora Holding AG........................................     224     42,577
  *Vaudoise Assurances Holding SA...........................      41     12,691
   Verwaltungs und Privat-Bank AG...........................     150     11,191
   Vetropack Holding AG.....................................       8     13,640
  *Von Roll Holding AG......................................   1,435      3,248
   Vontobel Holdings AG.....................................   1,700     47,411
   Walliser Kantonalbank AG.................................      12     11,306
  #Ypsomed Holdings AG......................................     227     13,502
   Zehnder Group AG.........................................     480     28,269
  *Zug Estates Holding AG Class B...........................      12     15,806
   Zuger Kantonalbank AG....................................       8     42,012
                                                                     ----------
TOTAL SWITZERLAND...........................................          3,840,722
                                                                     ----------
UNITED KINGDOM -- (19.4%)
   A.G. Barr P.L.C..........................................   6,780     48,692
   Aegis Group P.L.C........................................  40,032    152,008
  *Afren P.L.C..............................................  52,386    116,844
   African Barrick Gold P.L.C...............................   1,895     12,993
   Aga Rangemaster Group P.L.C..............................   7,312      6,443
   Amlin P.L.C..............................................  29,198    176,014
   Anglo Pacific Group P.L.C................................   9,858     39,838
   Anite P.L.C..............................................  19,453     44,412
   Ashmore Group P.L.C......................................  17,299     99,584
   Ashtead Group P.L.C......................................  43,027    259,940
   Assura Group, Ltd........................................   3,461      1,875
   Aveva Group P.L.C........................................   3,072     98,855
   AZ Electronic Materials SA...............................   3,006     17,243
   Babcock International Group P.L.C........................   3,321     52,497
   Balfour Beatty P.L.C.....................................  39,095    199,284
  *Barratt Developments P.L.C...............................  75,736    232,170
   BBA Aviation P.L.C.......................................  33,952    110,923
   Beazley P.L.C............................................  44,533    127,335
   Bellway P.L.C............................................   8,780    143,522
   Berendsen P.L.C..........................................  12,354    112,338
  *Berkeley Group Holdings P.L.C. (The).....................   7,459    183,553
   Betfair Group P.L.C......................................   2,199     26,715
   Bloomsbury Publishing P.L.C..............................   3,174      6,596
   Bodycote P.L.C...........................................  14,936     91,196
   Booker Group P.L.C.......................................  32,065     53,092
   Bovis Homes Group P.L.C..................................  10,858     89,882
   Brammer P.L.C............................................   3,608     14,006
   Brewin Dolphin Holdings P.L.C............................  18,429     53,775
   British Polythene Industries P.L.C.......................   2,000     12,309
   Britvic P.L.C............................................  16,185     93,931
  *BTG P.L.C................................................  25,052    138,326
   Bwin.Party Digital Entertainment P.L.C...................  29,345     57,010
   Cable & Wireless Communications P.L.C.................... 111,598     67,575
  *Cairn Energy P.L.C.......................................  13,593     61,612

                                     1380

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               Shares  Value++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
   Cape P.L.C.................................................   6,374 $ 27,722
   Capital & Counties Properties P.L.C........................   4,420   16,145
   Carclo P.L.C...............................................   2,176   12,686
   Carillion P.L.C............................................  33,513  166,802
  *Carpetright P.L.C..........................................   3,171   35,323
   Castings P.L.C.............................................   4,744   26,582
   Catlin Group, Ltd..........................................  20,635  157,258
  *Centamin P.L.C.............................................  57,143   59,018
   Chemring Group P.L.C.......................................  11,470   58,213
   Chesnara P.L.C.............................................   3,745   11,353
   Cineworld Group P.L.C......................................   7,549   29,558
   Clarkson P.L.C.............................................     317    6,816
   Close Brothers Group P.L.C.................................   9,621  131,650
   Cobham P.L.C...............................................  46,129  160,373
  *Colt Group SA..............................................  19,039   33,978
   Communisis P.L.C...........................................   4,553    2,722
   Computacenter P.L.C........................................   6,654   39,398
   Consort Medical P.L.C......................................   1,360   16,808
   Cookson Group P.L.C........................................  15,912  150,319
   Corin Group P.L.C..........................................   2,986    2,768
   Cranswick P.L.C............................................   4,147   50,003
   CSR P.L.C..................................................  17,258   98,519
   Daily Mail & General Trust P.L.C. Series A.................  18,710  144,328
   Dairy Crest Group P.L.C....................................  10,341   59,626
   Darty P.L.C................................................  31,742   27,599
   De La Rue P.L.C............................................   7,085  121,173
   Debenhams P.L.C............................................  94,976  183,875
   Dechra Pharmaceuticals P.L.C...............................   1,901   18,914
   Development Securities P.L.C...............................   5,838   15,085
   Devro P.L.C................................................  13,974   74,073
   Dialight P.L.C.............................................   2,792   50,157
   Dignity P.L.C..............................................   4,072   61,467
   Diploma P.L.C..............................................  11,860   85,688
  *Dixons Retail P.L.C........................................ 285,754   95,339
   Domino Printing Sciences P.L.C.............................   7,555   66,237
   Domino's Pizza Group P.L.C.................................   4,695   38,368
   Drax Group P.L.C...........................................  21,957  199,279
   DS Smith P.L.C.............................................  70,253  242,546
   E2V Technologies P.L.C.....................................   8,031   15,069
   easyJet P.L.C..............................................  10,455  105,654
   Electrocomponents P.L.C....................................  37,286  129,502
   Elementis P.L.C............................................  35,967  121,738
  *EnQuest P.L.C..............................................  53,104   99,550
  *Enterprise Inns P.L.C......................................  26,524   31,187
   Euromoney Institutional Investor P.L.C.....................   4,036   52,173
  *Exillon Energy P.L.C.......................................     423    1,066
   F&C Asset Management P.L.C.................................  30,246   48,382
   Fenner P.L.C...............................................  14,552   85,019
   Ferrexpo P.L.C.............................................  14,004   47,288
   Fidessa Group P.L.C........................................   2,781   59,708
   Filtrona P.L.C.............................................  13,325  123,447
  *Findel P.L.C...............................................  40,971    4,494
   Firstgroup P.L.C...........................................  33,789  104,048
   Fuller Smith & Turner P.L.C. Series A......................   3,070   36,706
  *Future P.L.C...............................................  13,448    3,726
   Galliford Try P.L.C........................................   2,925   34,884
   Games Workshop Group P.L.C.................................     510    5,552
  *Gem Diamonds, Ltd..........................................   5,200   14,185
   Genus P.L.C................................................   4,302  101,342
   Go-Ahead Group P.L.C.......................................   4,167   87,431
   Greencore Group P.L.C......................................  22,277   32,714

                                     1381

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                Shares Value++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
   Greene King P.L.C........................................... 16,409 $157,436
   Greggs P.L.C................................................  6,400   48,401
   Halfords Group P.L.C........................................ 18,086  101,092
   Halma P.L.C................................................. 22,834  152,191
   Hargreaves Lansdown P.L.C...................................  6,832   81,535
   Hays P.L.C.................................................. 96,146  126,774
   Headlam Group P.L.C.........................................  3,793   19,583
   Helical Bar P.L.C...........................................  4,115   12,814
  *Helphire P.L.C.............................................. 12,077      424
   Henderson Group P.L.C....................................... 38,295   72,488
   Henry Boot P.L.C............................................  3,595    7,557
  *Heritage Oil P.L.C.......................................... 10,769   33,688
   Hikma Pharmaceuticals P.L.C.................................  7,919   94,580
   Hill & Smith Holdings P.L.C.................................  7,437   44,722
   Hiscox, Ltd................................................. 24,784  191,106
   Hochschild Mining P.L.C.....................................  8,970   71,715
   Home Retail Group P.L.C..................................... 35,393   65,342
   Homeserve P.L.C............................................. 15,750   56,173
   Howden Joinery Group P.L.C.................................. 38,622  106,183
   Hunting P.L.C...............................................  7,459   90,348
   Huntsworth P.L.C............................................  6,947    5,251
   Hyder Consulting P.L.C......................................  2,034   12,967
   ICAP P.L.C.................................................. 11,306   59,482
   IG Group Holdings P.L.C..................................... 23,010  162,029
  *Imagination Technologies Group P.L.C........................ 12,468   92,112
   IMI P.L.C...................................................    676   10,437
   Inchcape P.L.C.............................................. 24,576  159,830
   Informa P.L.C............................................... 32,634  211,241
   Inmarsat P.L.C.............................................. 17,911  164,090
  *Innovation Group P.L.C...................................... 50,130   17,828
   Intermediate Capital Group P.L.C............................  5,754   28,401
  *International Ferro Metals, Ltd.............................  5,038    1,119
   International Personal Finance P.L.C........................ 14,134   79,395
   Interserve P.L.C............................................  9,249   58,268
   Invensys P.L.C.............................................. 17,280   63,716
  *IP Group P.L.C.............................................. 25,378   48,415
   ITE Group P.L.C............................................. 16,350   51,007
   James Fisher & Sons P.L.C...................................  3,436   43,373
   Jardine Lloyd Thompson Group P.L.C.......................... 10,042  120,710
   JD Sports Fashion P.L.C.....................................    149    1,827
   JD Wetherspoon P.L.C........................................  7,000   56,721
  *JKX Oil & Gas P.L.C.........................................  6,993    9,048
   John Menzies P.L.C..........................................  3,000   29,357
   John Wood Group P.L.C.......................................  5,694   78,263
  *Johnston Press P.L.C........................................ 34,674    7,001
   Jupiter Fund Management P.L.C............................... 15,444   65,343
   KCOM Group P.L.C............................................ 33,394   40,972
   Keller Group P.L.C..........................................  3,959   38,834
   Kier Group P.L.C............................................  3,314   68,941
  *Kofax P.L.C.................................................  4,824   21,981
   Ladbrokes P.L.C............................................. 55,207  159,903
   Laird P.L.C................................................. 23,635   80,403
   Lamprell P.L.C.............................................. 11,550   13,831
   Lancashire Holdings, Ltd....................................  9,699  135,253
   Lavendon Group P.L.C........................................  4,142    9,438
  *Liontrust Asset Management P.L.C............................  2,728    4,935
   London Stock Exchange Group P.L.C...........................  7,398  116,731
  #Lonmin P.L.C................................................  3,866   32,080
   Lookers P.L.C............................................... 10,547   12,928
   Low & Bonar P.L.C...........................................  7,500    6,560
   Macfarlane Group P.L.C......................................  6,000    2,370

                                     1382

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               Shares  Value++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
   Man Group P.L.C............................................  12,117 $ 15,398
   Management Consulting Group P.L.C..........................  25,424   10,174
   Marshalls P.L.C............................................   7,675   11,109
   Marston's P.L.C............................................  47,029   93,141
  *McBride P.L.C..............................................   6,500   14,376
  *McBride P.L.C. Redeemable B Shares......................... 195,000      315
   Mears Group P.L.C..........................................   3,804   18,063
   Mecom Group P.L.C..........................................   3,550    4,462
   Meggitt P.L.C..............................................  51,855  323,425
   Melrose P.L.C..............................................  68,313  266,103
   Michael Page International P.L.C...........................  24,143  140,910
   Micro Focus International P.L.C............................   8,284   76,836
   Millennium & Copthorne Hotels P.L.C........................  11,627   94,350
  *Mitchells & Butlers P.L.C..................................  13,334   70,554
   Mitie Group P.L.C..........................................  19,761   93,106
   Mondi P.L.C................................................  20,790  229,179
   Moneysupermarket.com Group P.L.C...........................  11,145   24,137
   Morgan Crucible Co. P.L.C..................................  25,284  103,303
   Morgan Sindall Group P.L.C.................................   1,492   15,935
   Mothercare P.L.C...........................................   3,573   16,032
   N Brown Group P.L.C........................................   9,038   49,094
   National Express Group P.L.C...............................  32,296   88,834
   NCC Group P.L.C............................................   2,009   29,221
   New World Resources P.L.C. Series A........................   1,390    5,759
   Northgate P.L.C............................................   5,826   23,812
   Novae Group P.L.C..........................................   1,085    6,519
  *Ocado Group P.L.C..........................................   6,002    6,431
  *Oxford Biomedica P.L.C.....................................  36,513    1,500
   Oxford Instruments P.L.C...................................   4,604   99,908
   Pace P.L.C.................................................  23,936   71,858
   PayPoint P.L.C.............................................   3,824   47,509
  *Pendragon P.L.C............................................  43,739    9,882
   Pennon Group P.L.C.........................................  17,426  201,860
   Persimmon P.L.C............................................  23,193  298,423
  *Petra Diamonds, Ltd........................................  26,823   43,188
   Petropavlovsk P.L.C........................................   9,472   61,844
   Phoenix Group Holdings P.L.C...............................     972    7,754
   Photo-Me International P.L.C...............................  11,000    8,890
   Premier Farnell P.L.C......................................  28,280   75,674
  *Premier Foods P.L.C........................................   9,217   15,906
  *Premier Oil P.L.C..........................................  22,888  129,776
   Provident Financial P.L.C..................................   7,567  167,722
  *Puma Brandenburg, Ltd. Class A.............................  11,089      863
  *Puma Brandenburg, Ltd. Class B.............................  11,089      360
  *Punch Taverns P.L.C........................................  41,074    4,301
   PZ Cussons P.L.C...........................................  14,129   77,268
   Qinetiq Group P.L.C........................................  41,865  133,340
  *Quintain Estates & Development P.L.C.......................   5,068    4,382
   Rathbone Brothers P.L.C....................................   3,114   65,150
  *Raven Russia, Ltd..........................................   3,623    3,803
  *Redrow P.L.C...............................................  11,802   30,099
   Regus P.L.C................................................  52,449   85,044
   Renishaw P.L.C.............................................   2,904   82,799
   Rentokil Initial P.L.C..................................... 105,628  150,357
   Restaurant Group P.L.C.....................................   8,444   51,164
   Ricardo P.L.C..............................................     432    2,522
   Rightmove P.L.C............................................   5,294  137,824
   RM P.L.C...................................................   5,970    7,779
   Rotork P.L.C...............................................   5,316  195,850
   RPC Group P.L.C............................................  12,134   83,036
   RPS Group P.L.C............................................  22,972   87,136

                                     1383

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            Shares    Value++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
   Safestore Holdings P.L.C................................     153 $       269
  *Salamander Energy P.L.C.................................  16,945      52,669
   Savills P.L.C...........................................   8,041      52,551
   SDL P.L.C...............................................   6,280      53,829
   Senior P.L.C............................................  23,629      74,260
   Serco Group P.L.C.......................................   5,287      48,396
   Severfield-Rowen P.L.C..................................   1,808       4,115
   Shanks Group P.L.C......................................  24,540      32,463
   SIG P.L.C...............................................  42,547      72,079
   Smiths News P.L.C.......................................  10,824      27,155
  *SOCO International P.L.C................................  14,452      78,966
   Spectris P.L.C..........................................   7,389     206,961
   Speedy Hire P.L.C.......................................   3,396       1,769
   Spirax-Sarco Engineering P.L.C..........................   6,605     206,794
   Spirent Communications P.L.C............................  55,318     129,165
   Spirit Pub Co. P.L.C....................................  41,074      40,150
  *Sports Direct International P.L.C.......................   4,035      26,002
   St. Ives Group P.L.C....................................   3,000       4,964
   St. James's Place P.L.C.................................  12,336      79,211
   St. Modwen Properties P.L.C.............................  17,250      56,216
   Stagecoach Group P.L.C..................................  26,797     118,843
   Sthree P.L.C............................................  10,382      50,481
  *SuperGroup P.L.C........................................       3          32
   Synergy Health P.L.C....................................   4,624      69,348
   T. Clarke P.L.C.........................................   3,989       2,936
   TalkTalk Telecom Group P.L.C............................  17,917      54,994
  *Talvivaara Mining Co. P.L.C.............................   3,246       6,839
   Taylor Wimpey P.L.C..................................... 232,583     229,879
   Ted Baker P.L.C.........................................   1,617      24,694
   Telecity Group P.L.C....................................   8,382     122,099
   Telecom Plus P.L.C......................................   3,672      50,386
  *Thomas Cook Group P.L.C.................................  22,031       7,299
   Topps Tiles P.L.C.......................................   5,775       4,396
  *Travis Perkins P.L.C....................................  15,705     274,445
  *Trinity Mirror P.L.C....................................   7,569       7,412
   TT electronics P.L.C....................................   6,965      14,076
   TUI Travel P.L.C........................................  15,419      62,560
   Tullett Prebon P.L.C....................................  18,538      81,955
   UBM P.L.C...............................................  16,744     189,290
   Ultra Electronics Holdings P.L.C........................   4,224     115,587
   Unite Group P.L.C.......................................   8,400      38,459
   United Drug P.L.C.......................................  18,534      67,562
   UTV Media P.L.C.........................................   2,430       5,226
  *Vectura Group P.L.C.....................................  20,878      29,327
   Victrex P.L.C...........................................   5,558     128,115
   Vitec Group P.L.C. (The)................................   2,000      22,993
   Volex P.L.C.............................................   1,125       2,954
   WH Smith P.LC...........................................   9,800      98,344
   William Hill P.L.C......................................  60,312     329,544
   Wilmington Group P.L.C..................................   6,879      14,157
  *Wincanton P.L.C.........................................   5,790       6,338
  *Wolfson Microelectronics P.L.C..........................   7,866      26,450
   WS Atkins P.L.C.........................................   8,109      93,511
   Xaar P.L.C..............................................   5,758      24,464
  *Xchanging P.L.C.........................................   4,936       8,825
   Yule Catto & Co. P.L.C..................................  17,421      41,360
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          18,990,077
                                                                    -----------
UNITED STATES -- (0.0%)
  *Minera Andes Acquisition Corp...........................   7,695      37,213
                                                                    -----------
TOTAL COMMON STOCKS........................................          86,091,486
                                                                    -----------

                                     1384

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           Shares     Value++
                                                           -------- -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Yancoal Australia, Ltd. Contigent Value Rights.........    2,290 $     5,703
                                                                    -----------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR.............................    3,842           5
  *Deceuninck NV STRIP VVPR...............................    5,200           7
  *Elia System Operator SA STRIP VVPR.....................      248          32
  *Nyrstar NV STRIP VVPR..................................    1,442           2
  *Tessenderlo Chemie NV STRIP VVPR.......................      284          13
  *Umicore SA STRIP VVPR..................................      125          --
                                                                    -----------
TOTAL BELGIUM.............................................                   59
                                                                    -----------
CANADA -- (0.0%)
  *Duluth Metals, Ltd. Warrants 01/18/13..................      433         195
                                                                    -----------
HONG KONG -- (0.0%)
  *Esprit Holdings, Ltd. Rights 11/19/12..................   19,050       5,113
                                                                    -----------
TOTAL RIGHTS/WARRANTS.....................................               11,070
                                                                    -----------
                                                           Shares/
                                                            Face
                                                           Amount
                                                            (000)     Value+
                                                           -------- -----------
SECURITIES LENDING COLLATERAL -- (11.9%)
(S)@DFA Short Term Investment Fund........................  950,735  11,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.35%, 11/01/12 (Collateralized by FNMA 4.000%,
     05/01/42 & 5.000%, 01/01/39, valued at $594,462) to
     be repurchased at $582,812........................... $    583     582,806
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL.......................           11,582,806
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $102,845,121)....................................          $97,685,362
                                                                    ===========

                                     1385

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of DFA Investment Dimensions Group Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, CSTG&E International Social Core Equity Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio and VA International Small Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Funds") as of October 31, 2012, and for the period then ended and have issued our unqualified report thereon dated December 21, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds' investment portfolios (the "Portfolios") as of October 31, 2012 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds' management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund (hereafter referred to as the "Fund") as of October 31, 2012, and for the year then ended and have issued our unqualified report thereon dated December 21, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of October 31, 2012 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

            Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The DFA Investment Trust Company:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2012, and for the year then ended and have issued our unqualified report thereon dated December 21, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Series' investment portfolios (the "Portfolios") as of October 31, 2012 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series' management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

 (a)(1)Code of Ethics is filed herewith.

 (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 (a)(3)This item is not applicable.

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:    /s/ David G. Booth
       -------------------------------
       David G. Booth
       Chairman, Director, President and
       Co-Chief Executive Officer

Date:  January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       -------------------------------
       David G. Booth
       Principal Executive Officer
       DFA Investment Dimensions Group Inc.

Date:  January 3, 2013

By:    /s/ David R. Martin
       -------------------------------
       David R. Martin
       Principal Financial Officer
       DFA Investment Dimensions Group Inc.

Date:  January 3, 2013